================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2017 - April 30, 2018

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

Semi-Annual Report

Six Months Ended: April 30, 2018 (Unaudited)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA Investment Dimensions Group Inc.

--------------------------------------------------------------------------------

Enhanced U.S. Large Company Portfolio  International Core Equity Portfolio    International Vector Equity Portfolio
U.S. Large Cap Equity Portfolio        International Small Company Portfolio  International High Relative
U.S. Large Cap Value Portfolio         Global Small Company Portfolio         Profitability Portfolio
U.S. Targeted Value Portfolio          Japanese Small Company Portfolio       World ex U.S. Value Portfolio
U.S. Small Cap Value Portfolio         Asia Pacific Small Company Portfolio   World ex U.S. Targeted Value Portfolio
U.S. Core Equity 1 Portfolio           United Kingdom Small Company Portfolio World ex U.S. Core Equity Portfolio
U.S. Core Equity 2 Portfolio           Continental Small Company Portfolio    World Core Equity Portfolio
U.S. Vector Equity Portfolio           DFA International Real Estate          Selectively Hedged Global Equity
U.S. Small Cap Portfolio               Securities Portfolio                   Portfolio
U.S. Micro Cap Portfolio               DFA Global Real Estate Securities      Emerging Markets Portfolio
U.S. High Relative Profitability       Portfolio                              Emerging Markets Small Cap Portfolio
Portfolio                              DFA International Small Cap Value      Emerging Markets Value Portfolio
DFA Real Estate Securities Portfolio   Portfolio                              Emerging Markets Core Equity Portfolio
Large Cap International Portfolio                                             DFA Commodity Strategy Portfolio

Dimensional Investment Group Inc.

--------------------------------------------------------------------------------

 DFA International Value Portfolio      U.S. Large Company Portfolio

The DFA Investment Trust Company

--------------------------------------------------------------------------------

 The U.S. Large Cap Value Series        The Continental Small Company Series
 The DFA International Value Series     The Canadian Small Company Series
 The Japanese Small Company Series      The Emerging Markets Series
 The Asia Pacific Small Company Series  The Emerging Markets Small Cap Series
 The United Kingdom Small Company
 Series

Dimensional Emerging Markets Value Fund

--------------------------------------------------------------------------------

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                        ------
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes...........................      1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses.......................................      3
     Disclosure of Portfolio Holdings..................................      9
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio.........................     12
         U.S. Large Cap Equity Portfolio...............................     15
         U.S. Large Cap Value Portfolio................................     18
         U.S. Targeted Value Portfolio.................................     19
         U.S. Small Cap Value Portfolio................................     22
         U.S. Core Equity 1 Portfolio..................................     25
         U.S. Core Equity 2 Portfolio..................................     28
         U.S. Vector Equity Portfolio..................................     31
         U.S. Small Cap Portfolio......................................     34
         U.S. Micro Cap Portfolio......................................     37
         U.S. High Relative Profitability Portfolio....................     40
         DFA Real Estate Securities Portfolio..........................     43
         Large Cap International Portfolio.............................     45
         International Core Equity Portfolio...........................     49
         International Small Company Portfolio.........................     53
         Global Small Company Portfolio................................     54
         Japanese Small Company Portfolio..............................     55
         Asia Pacific Small Company Portfolio..........................     56
         United Kingdom Small Company Portfolio........................     57
         Continental Small Company Portfolio...........................     58
         DFA International Real Estate Securities Portfolio............     59
         DFA Global Real Estate Securities Portfolio...................     63
         DFA International Small Cap Value Portfolio...................     65
         International Vector Equity Portfolio.........................     69
         International High Relative Profitability Portfolio...........     73
         World ex U.S. Value Portfolio.................................     77
         World ex U.S. Targeted Value Portfolio........................     78
         World ex U.S. Core Equity Portfolio...........................     83
         World Core Equity Portfolio...................................     89
         Selectively Hedged Global Equity Portfolio....................     90
         Emerging Markets Portfolio....................................     92
         Emerging Markets Small Cap Portfolio..........................     93
         Emerging Markets Value Portfolio..............................     94
         Emerging Markets Core Equity Portfolio........................     95
     Statements of Assets and Liabilities..............................     99
     Statements of Operations..........................................    107
     Statements of Changes in Net Assets...............................    115
     Financial Highlights..............................................    127
     Notes to Financial Statements.....................................    150
     Section 19(a) Notice..............................................    187

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                         ------
DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
   Consolidated Disclosure of Fund Expenses.............................    189
   Consolidated Disclosure of Portfolio Holdings........................    190
   Consolidated Schedule of Investments.................................    191
   Consolidated Statement of Assets and Liabilities.....................    205
   Consolidated Statement of Operations.................................    206
   Consolidated Statements of Changes in Net Assets.....................    207
   Consolidated Financial Highlights....................................    208
   Consolidated Notes to Financial Statements...........................    209
Dimensional Investment Group Inc.
   Disclosure of Fund Expenses..........................................    222
   Disclosure of Portfolio Holdings.....................................    224
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio................................    225
       U.S. Large Company Portfolio.....................................    226
   Statements of Assets and Liabilities.................................    229
   Statements of Operations.............................................    230
   Statements of Changes in Net Assets..................................    231
   Financial Highlights.................................................    232
   Notes to Financial Statements........................................    235
   Section 19(a) Notice.................................................    245
The DFA Investment Trust Company
   Disclosure of Fund Expenses..........................................    246
   Disclosure of Portfolio Holdings.....................................    248
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series..................................    250
       The DFA International Value Series...............................    253
       The Japanese Small Company Series................................    257
       The Asia Pacific Small Company Series............................    260
       The United Kingdom Small Company Series..........................    262
       The Continental Small Company Series.............................    265
       The Canadian Small Company Series................................    269
       The Emerging Markets Series......................................    272
       The Emerging Markets Small Cap Series............................    276
   Statements of Assets and Liabilities.................................    280
   Statements of Operations.............................................    282
   Statements of Changes in Net Assets..................................    284
   Financial Highlights.................................................    287
   Notes to Financial Statements........................................    292
Dimensional Emerging Markets Value Fund
   Disclosure of Fund Expenses..........................................    305
   Disclosure of Portfolio Holdings.....................................    306
   Summary Schedule of Portfolio Holdings...............................    307
   Statement of Assets and Liabilities..................................    311
   Statement of Operations..............................................    312
   Statements of Changes in Net Assets..................................    313
   Financial Highlights.................................................    314
   Notes to Financial Statements........................................    315

TABLE OF CONTENTS
CONTINUED

                                                                Page
                                                                ----
            Voting Proxies on Fund Portfolio Securities........ 324
            Board Approval of Investment Management Agreements. 325

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
AUD     Australian dollar
CAD     Canadian Dollar
CHF     Swiss Franc
DKK     Danish Krone
EUR     Euro
GBP     British Pounds
HKD     Hong Kong Dollar
ILS     Israeli New Shekel
JPY     Japanese Yen
NOK     Norwegian Krone
SEK     Swedish Krona
SGD     Singapore Dollar
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
##      Rule 144A, Section 4(a)(2), or other security which is restricted as to resale to institutional investors.
        The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the
        Board of Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
++      Security pledged as collateral for Swap Agreements
(S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Financial Highlights
--------------------
(A)   Computed using average shares outstanding.
(B)   Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
      Master Fund(s) and/or Underlying Fund(s).
(C)   Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)   Non-Annualized
(E)   Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--    Amounts designated as -- are either zero or rounded to zero.
REIT  Real Estate Investment Trust
SEC   Securities and Exchange Commission
(a)   Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2018
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/17  04/30/18    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,024.10    0.15%    $0.75
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.05    0.15%    $0.75

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,044.40    0.17%    $0.86
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.95    0.17%    $0.85

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/17  04/30/18    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,036.20    0.27%    $1.36
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,024.10    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,023.20    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,024.50    0.37%    $1.86
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,010.80    0.52%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,041.90    0.18%    $0.91
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.90    0.18%    $0.90

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,037.20    0.21%    $1.06
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,029.20    0.32%    $1.61
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,020.10    0.37%    $1.85
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                            Beginning  Ending              Expenses
                                             Account  Account   Annualized   Paid
                                              Value    Value     Expense    During
                                            11/01/17  04/30/18    Ratio*   Period*
                                            --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,017.00    0.52%    $2.60
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.22    0.52%    $2.61

U.S. High Relative Profitability Portfolio
------------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,068.00    0.25%    $1.28
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.55    0.25%    $1.25

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $  959.00    0.18%    $0.87
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,030.80    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.65    0.23%    $1.15

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,035.70    0.30%    $1.51
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.31    0.30%    $1.51

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,040.20    0.52%    $2.63
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.22    0.52%    $2.61

Global Small Company Portfolio***
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,033.00    0.31%    $1.56
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.26    0.31%    $1.56

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,060.90    0.53%    $2.71
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.17    0.53%    $2.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                     Beginning  Ending              Expenses
                                                      Account  Account   Annualized   Paid
                                                       Value    Value     Expense    During
                                                     11/01/17  04/30/18    Ratio*   Period*
                                                     --------- --------- ---------- --------
Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,037.90    0.54%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.12    0.54%    $2.71

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,044.30    0.58%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,021.92    0.58%    $2.91

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,032.70    0.54%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.12    0.54%    $2.71

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,075.80    0.27%    $1.39
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.46    0.27%    $1.35

DFA Global Real Estate Securities Portfolio****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,000.10    0.24%    $1.19
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.60    0.24%    $1.20

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,026.40    0.68%    $3.42
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,021.42    0.68%    $3.41

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,038.10    0.48%    $2.43
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.41    0.48%    $2.41

International High Relative Profitability Portfolio
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,025.70    0.34%    $1.71
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.11    0.34%    $1.71

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/17  04/30/18    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,051.10    0.51%    $2.59
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.27    0.51%    $2.56

World ex U.S. Targeted Value Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,035.00    0.66%    $3.33
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.52    0.66%    $3.31

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,040.90    0.39%    $1.97
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.86    0.39%    $1.96

World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,040.40    0.35%    $1.77
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.06    0.35%    $1.76

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,033.80    0.34%    $1.71
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.11    0.34%    $1.71

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,042.40    0.48%    $2.43
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.41    0.48%    $2.41

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,060.20    0.71%    $3.63
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.27    0.71%    $3.56

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,068.30    0.81%    $4.15
 Institutional Class Shares................... $1,000.00 $1,069.50    0.56%    $2.87
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.78    0.81%    $4.06
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/17  04/30/18    Ratio*   Period*
                                        --------- --------- ---------- --------
Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,047.50    0.53%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.17    0.53%    $2.66

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Fund(s) and/or Underlying Funds (Affiliated Investment Companies).

****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Fund(s) and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               Global Small Company Portfolio............. 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  37.7%
              Foreign Corporate............................  24.7%
              Foreign Government...........................  17.7%
              Government...................................  18.3%
              Supranational................................   1.6%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   6.8%
              Energy.......................................   5.8%
              Financials...................................  14.5%
              Health Care..................................  13.6%
              Industrials..................................  12.1%
              Information Technology.......................  23.3%
              Materials....................................   4.0%
              Real Estate..................................   0.2%
              Telecommunication Services...................   2.3%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   2.9%
              Energy.......................................  11.8%
              Financials...................................  26.2%
              Health Care..................................   5.4%
              Industrials..................................  19.8%
              Information Technology.......................  10.8%
              Materials....................................   5.7%
              Real Estate..................................   0.5%
              Telecommunication Services...................   0.6%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  16.2%
              Consumer Staples.............................   4.1%
              Energy.......................................  11.8%
              Financials...................................  26.6%
              Health Care..................................   4.7%
              Industrials..................................  17.1%
              Information Technology.......................  12.4%
              Materials....................................   5.6%
              Real Estate..................................   0.4%
              Telecommunication Services...................   1.0%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   6.1%
              Energy.......................................   5.6%
              Financials...................................  15.9%
              Health Care..................................  11.9%
              Industrials..................................  13.5%
              Information Technology.......................  21.7%
              Materials....................................   4.5%
              Real Estate..................................   0.3%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   5.5%
              Energy.......................................   6.3%
              Financials...................................  19.1%
              Health Care..................................  11.1%
              Industrials..................................  14.3%
              Information Technology.......................  19.4%
              Materials....................................   4.7%
              Real Estate..................................   0.4%
              Telecommunication Services...................   2.2%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   3.9%
              Energy.......................................   8.1%
              Financials...................................  25.5%
              Health Care..................................   8.3%
              Industrials..................................  16.3%
              Information Technology.......................  14.6%
              Materials....................................   5.6%
              Real Estate..................................   0.5%
              Telecommunication Services...................   2.1%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  16.4%
              Consumer Staples.............................   4.2%
              Energy.......................................   6.3%
              Financials...................................  20.9%
              Health Care..................................   8.8%
              Industrials..................................  19.3%
              Information Technology.......................  13.4%
              Materials....................................   5.5%
              Real Estate..................................   0.7%
              Telecommunication Services...................   1.0%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   3.6%
              Energy.......................................   5.0%
              Financials...................................  22.4%
              Health Care..................................  10.5%
              Industrials..................................  21.5%
              Information Technology.......................  12.6%
              Materials....................................   5.2%
              Real Estate..................................   1.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                  U.S. High Relative Profitability Portfolio
              Consumer Discretionary.......................  22.4%
              Consumer Staples.............................  11.2%
              Energy.......................................   1.1%
              Financials...................................   3.6%
              Health Care..................................   9.0%
              Industrials..................................  19.7%
              Information Technology.......................  25.7%
              Materials....................................   4.0%
              Telecommunication Services...................   3.2%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     DFA Real Estate Securities Portfolio
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................  10.1%
              Energy.......................................   6.8%
              Financials...................................  20.4%
              Health Care..................................   8.6%
              Industrials..................................  15.0%
              Information Technology.......................   6.0%
              Materials....................................  10.2%
              Real Estate..................................   2.0%
              Telecommunication Services...................   4.0%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   7.2%
              Energy.......................................   6.8%
              Financials...................................  18.0%
              Health Care..................................   5.4%
              Industrials..................................  17.9%
              Information Technology.......................   6.7%
              Materials....................................  13.2%
              Real Estate..................................   2.5%
              Telecommunication Services...................   3.0%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  55.7%
              Real Estate..................................  44.3%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   4.8%
              Energy.......................................   6.3%
              Financials...................................  20.8%
              Health Care..................................   1.9%
              Industrials..................................  23.2%
              Information Technology.......................   4.6%
              Materials....................................  16.7%
              Real Estate..................................   3.1%
              Telecommunication Services...................   0.4%
              Utilities....................................   1.9%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  16.1%
              Consumer Staples.............................   6.4%
              Energy.......................................   7.1%
              Financials...................................  17.2%
              Health Care..................................   4.5%
              Industrials..................................  19.7%
              Information Technology.......................   7.4%
              Materials....................................  14.6%
              Real Estate..................................   2.5%
              Telecommunication Services...................   2.1%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

              International High Relative Profitability Portfolio
              Consumer Discretionary.......................  18.8%
              Consumer Staples.............................  12.8%
              Energy.......................................   2.1%
              Financials...................................   5.2%
              Health Care..................................   9.3%
              Industrials..................................  20.7%
              Information Technology.......................   6.2%
              Materials....................................  14.0%
              Real Estate..................................   0.7%
              Telecommunication Services...................   7.1%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    World ex U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   5.4%
              Energy.......................................   5.4%
              Financials...................................  17.0%
              Health Care..................................   3.3%
              Industrials..................................  21.0%
              Information Technology.......................   7.3%
              Materials....................................  16.6%
              Real Estate..................................   5.0%
              Telecommunication Services...................   1.1%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   7.1%
              Energy.......................................   6.6%
              Financials...................................  17.7%
              Health Care..................................   5.0%
              Industrials..................................  16.3%
              Information Technology.......................   9.6%
              Materials....................................  12.8%
              Real Estate..................................   3.3%
              Telecommunication Services...................   3.2%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.3%
              Consumer Staples.............................   7.7%
              Energy.......................................   5.6%
              Financials...................................  18.3%
              Health Care..................................   3.6%
              Industrials..................................   9.5%
              Information Technology.......................  22.1%
              Materials....................................  11.4%
              Real Estate..................................   3.5%
              Telecommunication Services...................   3.8%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
BONDS -- (78.4%)
AUSTRALIA -- (7.3%)
Commonwealth Bank of Australia
    5.000%, 10/15/19.............................       3,000 $ 3,083,483
    2.400%, 11/02/20.............................       2,096   2,061,637
National Australia Bank, Ltd.
    2.125%, 05/22/20.............................       5,586   5,479,171
    2.500%, 01/12/21.............................       3,500   3,430,136
Westpac Banking Corp.
    2.150%, 03/06/20.............................       2,204   2,169,444
    2.300%, 05/26/20.............................       3,500   3,445,387
Other Securities.................................               5,758,908
                                                              -----------
TOTAL AUSTRALIA..................................              25,428,166
                                                              -----------

AUSTRIA -- (1.8%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.............................       5,000   4,923,132
Other Securities.................................               1,462,527
                                                              -----------
TOTAL AUSTRIA....................................               6,385,659
                                                              -----------

CANADA -- (15.0%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................       3,600   3,553,088
British Columbia, Province of Canada
    3.700%, 12/18/20............................. CAD   3,500   2,831,867
Canada Housing Trust No 1
##  2.000%, 12/15/19............................. CAD   4,000   3,120,028
##  1.200%, 06/15/20............................. CAD   4,000   3,063,328
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD   6,200   4,759,506
Ontario, Province of Canada
    4.400%, 04/14/20.............................       5,000   5,152,394
Province of Manitoba Canada
    2.050%, 11/30/20.............................       3,000   2,934,775
Quebec, Province of Canada
    4.500%, 12/01/19............................. CAD   2,500   2,024,105
    4.500%, 12/01/20............................. CAD   4,500   3,708,719
Saskatchewan, Province of Canada
    3.900%, 07/28/20............................. CAD   6,300   5,096,428
Toronto-Dominion Bank (The)
    2.447%, 04/02/19............................. CAD   4,000   3,127,785
    1.900%, 10/24/19.............................       2,200   2,169,530
    2.563%, 06/24/20............................. CAD   3,000   2,341,727

                                                         Face
                                                        Amount^   Value+
                                                     -  -------   ------
                                                         (000)
CANADA -- (Continued)
Other Securities...................................             $ 8,328,307
                                                                -----------
TOTAL CANADA.......................................              52,211,587
                                                                -----------

DENMARK -- (0.4%)
Other Securities...................................               1,465,456
                                                                -----------

FRANCE -- (1.2%)
Total Capital SA
      4.450%, 06/24/20.............................       2,200   2,268,994
Other Securities...................................               1,761,705
                                                                -----------
TOTAL FRANCE.......................................               4,030,699
                                                                -----------

GERMANY -- (3.9%)
EMD Finance LLC
## #  2.400%, 03/19/20                                    2,100   2,070,496
FMS Wertmanagement
      1.750%, 01/24/20.............................       3,000   2,954,809
Other Securities...................................               8,474,062
                                                                -----------
TOTAL GERMANY......................................              13,499,367
                                                                -----------

IRELAND -- (1.1%)
Medtronic, Inc.
      2.500%, 03/15/20.............................       2,500   2,484,675
Other Securities...................................               1,191,838
                                                                -----------
TOTAL IRELAND......................................               3,676,513
                                                                -----------

JAPAN -- (4.9%)
Toyota Credit Canada, Inc.
      2.800%, 11/21/18............................. CAD   3,000   2,349,110
      1.800%, 02/19/20............................. CAD   3,500   2,696,168
Toyota Motor Credit Corp.
      1.550%, 10/18/19.............................       2,500   2,458,217
Other Securities...................................               9,574,527
                                                                -----------
TOTAL JAPAN........................................              17,078,022
                                                                -----------

NETHERLANDS -- (3.7%)
Shell International Finance BV
      1.375%, 09/12/19.............................       3,000   2,946,788
Other Securities...................................              10,063,503
                                                                -----------
TOTAL NETHERLANDS..................................              13,010,291
                                                                -----------

NEW ZEALAND -- (0.6%)
ANZ New Zealand International Ltd.
      2.600%, 09/23/19.............................       2,200   2,187,444
                                                                -----------

NORWAY -- (1.5%)
Statoil ASA
      2.250%, 11/08/19.............................       4,461   4,422,058
                                                                -----------
Other Securities...................................                 940,951
                                                                -----------
TOTAL NORWAY.......................................               5,363,009
                                                                -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.5%)
Council Of Europe Development Bank
    1.625%, 03/10/20.............................       3,000 $2,944,320
Other Securities.................................              2,278,251
                                                              ----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              5,222,571
                                                              ----------

SWEDEN -- (2.0%)
Other Securities.................................              6,782,772
                                                              ----------

SWITZERLAND -- (0.3%)
Other Securities.................................                995,625
                                                              ----------

UNITED KINGDOM -- (2.2%)
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................       2,550  2,526,067
Other Securities.................................              4,953,135
                                                              ----------
TOTAL UNITED KINGDOM.............................              7,479,202
                                                              ----------

UNITED STATES -- (31.0%)
Apple, Inc.
    1.100%, 08/02/19.............................       3,000  2,947,110
#   2.000%, 11/13/20.............................       2,500  2,451,100
Chevron Corp.
#   2.193%, 11/15/19.............................       3,500  3,470,233
    1.961%, 03/03/20.............................       3,600  3,551,904
Citizens Bank NA
    2.450%, 12/04/19.............................       2,200  2,177,850
Enterprise Products Operating LLC
#   5.250%, 01/31/20.............................       2,000  2,072,580
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................       2,000  1,992,746

                                                          Face
                                                         Amount^     Value+
                                                    -    -------     ------
                                                          (000)
UNITED STATES -- (Continued)
Humana, Inc.
      2.625%, 10/01/19.............................         2,981 $  2,967,980
JPMorgan Chase & Co.
      4.950%, 03/25/20.............................         2,000    2,070,867
Microsoft Corp.
      1.850%, 02/06/20.............................         3,000    2,959,834
Philip Morris International, Inc.
      2.000%, 02/21/20.............................         3,000    2,948,873
Time Warner, Inc.
#     4.875%, 03/15/20.............................         2,000    2,065,687
Other Securities...................................                 75,814,408
                                                                  ------------
TOTAL UNITED STATES................................                107,491,172
                                                                  ------------
TOTAL BONDS........................................                272,307,555
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- (17.7%)
U.S. Treasury Notes
      1.500%, 10/31/19.............................        19,000   18,742,461
      1.125%, 03/31/20.............................         2,600    2,534,086
      1.625%, 06/30/20.............................        21,300   20,895,633
      1.625%, 07/31/20.............................         6,500    6,370,000
      1.375%, 08/31/20.............................         8,000    7,786,250
      1.750%, 10/31/20.............................         5,000    4,898,828
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS....................                 61,227,258
                                                                  ------------
TOTAL INVESTMENT SECURITIES........................                333,534,813
                                                                  ------------

                                                         Shares
                                                    -    ------        -
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund...............     1,181,290   13,667,527
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $351,654,511)..............................                $347,202,340
                                                                  ============

At April 30, 2018, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                        Unrealized
                                                                                         Foreign
                                                                                         Exchange
                                                                    Settlement         Appreciation
Currency Purchased Currency Sold         Counterparty                  Date           (Depreciation)
------------------ -------------- ---------------------------- ----------             --------------
USD   41,935,086   CAD 52,855,318 Royal Bank of Scotland               05/07/18          $763,958
USD    2,381,438   AUD  3,066,453 Citibank, N.A.                       07/13/18            72,203
USD    2,589,788   EUR  2,081,307 State Street Bank and Trust          07/13/18            62,505
                                                                                         --------
                                                                 Total Appreciation      $898,666

CAD      998,295   USD    779,959 Citibank, N.A.                       05/07/18          $ (2,347)
USD      816,935   CAD  1,049,104 Citibank, N.A.                       05/07/18              (255)
                                                                                         --------
                                                                 Total (Depreciation)    $ (2,602)
                                                                                         --------
                                                                 Total Appreciation
                                                                  (Depreciation)         $896,064
                                                                                         ========

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

At April 30, 2018, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   2,552    06/15/18  $345,147,790 $337,757,200  $(7,390,590)
                                               ------------ ------------  ------------
Total futures contracts..                      $345,147,790 $337,757,200  $(7,390,590)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                            Level 1      Level 2    Level 3     Total
                                          -----------  ------------ ------- ------------
Bonds
  Australia..............................          --  $ 25,428,166   --    $ 25,428,166
  Austria................................          --     6,385,659   --       6,385,659
  Canada.................................          --    52,211,587   --      52,211,587
  Denmark................................          --     1,465,456   --       1,465,456
  France.................................          --     4,030,699   --       4,030,699
  Germany................................          --    13,499,367   --      13,499,367
  Ireland................................          --     3,676,513   --       3,676,513
  Japan..................................          --    17,078,022   --      17,078,022
  Netherlands............................          --    13,010,291   --      13,010,291
  New Zealand............................          --     2,187,444   --       2,187,444
  Norway.................................          --     5,363,009   --       5,363,009
  Supranational Organization Obligations.          --     5,222,571   --       5,222,571
  Sweden.................................          --     6,782,772   --       6,782,772
  Switzerland............................          --       995,625   --         995,625
  United Kingdom.........................          --     7,479,202   --       7,479,202
  United States..........................          --   107,491,172   --     107,491,172
U.S. Treasury Obligations................          --    61,227,258   --      61,227,258
Securities Lending Collateral............          --    13,667,527   --      13,667,527
Futures Contracts**...................... $(7,390,590)           --   --      (7,390,590)
Forward Currency Contracts**.............          --       896,064   --         896,064
                                          -----------  ------------   --    ------------
TOTAL.................................... $(7,390,590) $348,098,404   --    $340,707,814
                                          ===========  ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (97.0%)
  Consumer Discretionary -- (14.7%)
  *   Amazon.com, Inc...................  22,705 $ 35,558,982            2.6%
      Comcast Corp. Class A............. 334,263   10,492,516            0.8%
      Home Depot, Inc. (The)............  63,609   11,754,943            0.9%
      McDonald's Corp...................  32,442    5,432,088            0.4%
      Walt Disney Co. (The)............. 109,084   10,944,398            0.8%
      Other Securities..................          134,259,860            9.6%
                                                 ------------           -----
  Total Consumer Discretionary..........          208,442,787           15.1%
                                                 ------------           -----
  Consumer Staples -- (6.6%)
      Altria Group, Inc................. 103,210    5,791,113            0.4%
      Coca-Cola Co. (The)............... 190,394    8,226,925            0.6%
      PepsiCo, Inc......................  76,921    7,764,406            0.5%
      Philip Morris International, Inc..  60,871    4,991,422            0.3%
      Procter & Gamble Co. (The)........ 127,407    9,216,622            0.7%
      Walmart, Inc...................... 108,793    9,623,829            0.7%
      Other Securities..................           48,167,043            3.6%
                                                 ------------           -----
  Total Consumer Staples................           93,781,360            6.8%
                                                 ------------           -----
  Energy -- (5.6%)
      Chevron Corp......................  71,897    8,995,034            0.7%
      Exxon Mobil Corp.................. 195,274   15,182,553            1.1%
      Other Securities..................           55,758,757            4.0%
                                                 ------------           -----
  Total Energy..........................           79,936,344            5.8%
                                                 ------------           -----
  Financials -- (14.1%)
      American Express Co...............  52,182    5,152,973            0.4%
      Bank of America Corp.............. 408,684   12,227,825            0.9%
  *   Berkshire Hathaway, Inc. Class B..  66,488   12,880,720            0.9%
      Citigroup, Inc.................... 103,783    7,085,265            0.5%
      JPMorgan Chase & Co............... 184,913   20,114,836            1.5%
      Wells Fargo & Co.................. 245,495   12,755,920            0.9%
      Other Securities..................          129,420,566            9.4%
                                                 ------------           -----
  Total Financials......................          199,638,105           14.5%
                                                 ------------           -----
  Health Care -- (13.2%)
      AbbVie, Inc.......................  86,779    8,378,512            0.6%
      Amgen, Inc........................  43,564    7,601,047            0.6%
      Gilead Sciences, Inc..............  95,391    6,890,092            0.5%
      Johnson & Johnson................. 151,793   19,200,297            1.4%
      Merck & Co., Inc.................. 137,057    8,068,546            0.6%
      Pfizer, Inc....................... 370,493   13,563,749            1.0%
      UnitedHealth Group, Inc...........  50,475   11,932,290            0.9%
      Other Securities..................          111,034,715            7.9%
                                                 ------------           -----
  Total Health Care.....................          186,669,248           13.5%
                                                 ------------           -----
  Industrials -- (11.7%)
      3M Co.............................  32,179    6,255,276            0.5%
      Boeing Co. (The)..................  30,544   10,188,257            0.7%
      Caterpillar, Inc..................  34,271    4,947,362            0.4%
      Honeywell International, Inc......  42,603    6,163,802            0.4%
      Union Pacific Corp................  46,648    6,233,572            0.5%
      United Technologies Corp..........  46,145    5,544,322            0.4%
      Other Securities..................          126,987,246            9.2%
                                                 ------------           -----
  Total Industrials.....................          166,319,837           12.1%
                                                 ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                                      Shares       Value+     of Net Assets**
                                                                      ------       ------     ---------------
Information Technology -- (22.7%)
      Accenture P.L.C. Class A......................................    33,316 $    5,037,379            0.4%
*     Alphabet, Inc. Class A........................................    12,945     13,185,518            1.0%
*     Alphabet, Inc. Class C........................................    13,746     13,984,218            1.0%
      Apple, Inc....................................................   258,898     42,785,483            3.1%
      Broadcom, Inc.................................................    21,209      4,865,769            0.4%
      Cisco Systems, Inc............................................   251,175     11,124,541            0.8%
*     Facebook, Inc. Class A........................................    98,862     17,004,264            1.2%
      Intel Corp....................................................   291,056     15,024,311            1.1%
      International Business Machines Corp..........................    47,694      6,913,722            0.5%
      Mastercard, Inc. Class A......................................    50,743      9,045,955            0.7%
      Microsoft Corp................................................   373,443     34,924,389            2.5%
      NVIDIA Corp...................................................    29,401      6,612,285            0.5%
      Oracle Corp...................................................   156,044      7,126,529            0.5%
      Texas Instruments, Inc........................................    53,446      5,421,028            0.4%
#     Visa, Inc. Class A............................................    86,500     10,975,120            0.8%
      Other Securities..............................................              116,945,339            8.4%
                                                                               --------------          ------
Total Information Technology........................................              320,975,850           23.3%
                                                                               --------------          ------
Materials -- (3.9%)
      DowDuPont, Inc................................................    94,441      5,972,449            0.4%
      Other Securities..............................................               48,926,692            3.6%
                                                                               --------------          ------
Total Materials.....................................................               54,899,141            4.0%
                                                                               --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                2,564,884            0.2%
                                                                               --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................   410,018     13,407,589            1.0%
      Verizon Communications, Inc...................................   264,901     13,072,864            0.9%
      Other Securities..............................................                4,603,596            0.3%
                                                                               --------------          ------
Total Telecommunication Services....................................               31,084,049            2.2%
                                                                               --------------          ------
Utilities -- (2.1%)
      Other Securities..............................................               30,142,245            2.2%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,374,453,850           99.7%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,374,453,850
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 2,653,278      2,653,278            0.2%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund................................ 3,395,410     39,284,894            2.8%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,125,022,371)...........................................             $1,416,392,022          102.7%
                                                                               ==============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                  Level 1                Level 2   Level 3     Total
                               --------------          ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  208,442,787                   --   --    $  208,442,787
  Consumer Staples............     93,781,360                   --   --        93,781,360
  Energy......................     79,936,344                   --   --        79,936,344
  Financials..................    199,638,105                   --   --       199,638,105
  Health Care.................    186,669,248                   --   --       186,669,248
  Industrials.................    166,319,837                   --   --       166,319,837
  Information Technology......    320,975,850                   --   --       320,975,850
  Materials...................     54,899,141                   --   --        54,899,141
  Real Estate.................      2,564,884                   --   --         2,564,884
  Telecommunication Services..     31,084,049                   --   --        31,084,049
  Utilities...................     30,142,245                   --   --        30,142,245
Temporary Cash Investments....      2,653,278                   --   --         2,653,278
Securities Lending Collateral.             --          $39,284,894   --        39,284,894
                               --------------          -----------   --    --------------
TOTAL......................... $1,377,107,128          $39,284,894   --    $1,416,392,022
                               ==============          ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                   Value+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of  The DFA
    Investment Trust Company.................................. $24,839,634,018
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $24,839,634,018
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                    Percentage
                                          Shares       Value+     of Net Assets**
                                          ------       ------     ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (13.9%)
#*  AutoNation, Inc.....................   791,996 $   36,582,295            0.3%
#*  Deckers Outdoor Corp................   376,752     35,135,892            0.3%
#   Kohl's Corp......................... 1,425,417     88,546,904            0.8%
#   Macy's, Inc......................... 2,032,105     63,137,502            0.6%
#   PulteGroup, Inc..................... 1,217,718     36,969,918            0.3%
#   Toll Brothers, Inc.................. 1,774,310     74,804,910            0.7%
*   Urban Outfitters, Inc...............   906,835     36,518,245            0.3%
    Other Securities....................            1,356,547,048           12.6%
                                                   --------------           -----
Total Consumer Discretionary............            1,728,242,714           15.9%
                                                   --------------           -----
Consumer Staples -- (2.5%)
#*  Post Holdings, Inc..................   611,801     48,681,006            0.4%
    Other Securities....................              260,048,246            2.4%
                                                   --------------           -----
Total Consumer Staples..................              308,729,252            2.8%
                                                   --------------           -----
Energy -- (10.3%)
#*  Callon Petroleum Co................. 2,486,901     34,592,793            0.3%
*   CNX Resources Corp.................. 3,011,679     44,753,550            0.4%
#   Helmerich & Payne, Inc..............   829,460     57,688,943            0.5%
    HollyFrontier Corp.................. 1,595,985     96,860,330            0.9%
#   Murphy Oil Corp..................... 1,739,578     52,378,694            0.5%
    Patterson-UTI Energy, Inc........... 1,888,794     40,457,967            0.4%
#   PBF Energy, Inc. Class A............ 1,256,465     48,160,303            0.4%
*   RSP Permian, Inc.................... 1,264,171     62,715,523            0.6%
#   SM Energy Co........................ 1,522,010     36,452,139            0.3%
#*  Whiting Petroleum Corp.............. 1,049,311     42,832,875            0.4%
    Other Securities....................              759,998,709            7.0%
                                                   --------------           -----
Total Energy............................            1,276,891,826           11.7%
                                                   --------------           -----
Financials -- (22.7%)
    Aspen Insurance Holdings, Ltd.......   806,149     34,221,025            0.3%
    Associated Banc-Corp................ 1,554,959     41,128,666            0.4%
    Assurant, Inc.......................   581,268     53,953,296            0.5%
    Assured Guaranty, Ltd............... 1,416,140     51,391,721            0.5%
    Hancock Holding Co..................   721,035     35,222,560            0.3%
    Hanover Insurance Group, Inc. (The).   298,277     34,257,113            0.3%
#   Investors Bancorp, Inc.............. 3,443,442     46,038,820            0.4%
    Legg Mason, Inc..................... 1,001,898     39,775,351            0.4%
    Old Republic International Corp..... 1,967,382     40,134,593            0.4%
    PacWest Bancorp..................... 1,150,140     58,933,174            0.5%
#   People's United Financial, Inc...... 3,781,635     69,166,104            0.6%
#   Prosperity Bancshares, Inc..........   646,317     46,386,171            0.4%
    TCF Financial Corp.................. 1,616,716     40,143,058            0.4%
    Umpqua Holdings Corp................ 2,459,018     57,934,464            0.5%
    Other Securities....................            2,178,268,215           20.1%
                                                   --------------           -----
Total Financials........................            2,826,954,331           26.0%
                                                   --------------           -----
Health Care -- (4.6%)
    Other Securities....................              577,768,604            5.3%
                                                   --------------           -----
Industrials -- (17.1%)
#*  AECOM............................... 1,445,896     49,796,658            0.5%
    AGCO Corp...........................   751,921     47,130,408            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     Air Lease Corp................................................   1,039,808 $    43,349,595            0.4%
      ASGN, Inc.....................................................     434,885      35,064,778            0.3%
#*    Genesee & Wyoming, Inc. Class A...............................     577,476      41,116,291            0.4%
      Jacobs Engineering Group, Inc.................................     898,110      52,171,210            0.5%
*     JetBlue Airways Corp..........................................   2,730,345      52,395,321            0.5%
#*    Kirby Corp....................................................     461,002      39,323,471            0.4%
*     KLX, Inc......................................................     550,511      43,066,476            0.4%
*     Quanta Services, Inc..........................................   1,650,915      53,654,737            0.5%
      Ryder System, Inc.............................................     538,529      36,313,010            0.3%
#     Trinity Industries, Inc.......................................   1,591,772      50,729,774            0.5%
#*    XPO Logistics, Inc............................................     420,192      40,825,855            0.4%
      Other Securities..............................................               1,544,719,237           14.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,129,656,821           19.6%
                                                                                 ---------------          ------
Information Technology -- (9.4%)
*     Arrow Electronics, Inc........................................   1,008,605      75,383,138            0.7%
      Avnet, Inc....................................................   1,553,956      60,961,694            0.6%
#*    Cree, Inc.....................................................   1,035,512      38,645,308            0.4%
      Jabil, Inc....................................................   1,470,618      39,118,439            0.4%
      Other Securities..............................................                 954,150,282            8.7%
                                                                                 ---------------          ------
Total Information Technology........................................               1,168,258,861           10.8%
                                                                                 ---------------          ------
Materials -- (4.9%)
      Reliance Steel & Aluminum Co..................................     763,341      67,112,941            0.6%
      Other Securities..............................................                 548,113,389            5.1%
                                                                                 ---------------          ------
Total Materials.....................................................                 615,226,330            5.7%
                                                                                 ---------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                  55,612,230            0.5%
                                                                                 ---------------          ------
Telecommunication Services -- (0.5%)
      Other Securities..............................................                  62,223,867            0.6%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  28,530,269            0.3%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              10,778,095,105           99.2%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     568,631            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      65,408            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              10,778,729,144
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 109,733,131     109,733,131            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund................................ 134,242,565   1,553,186,477           14.3%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,359,482,704)..........................................               $12,441,648,752          114.5%
                                                                                 ===============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    625     06/15/18  $85,559,011 $82,718,750  $(2,840,261)
                                               ----------- -----------  ------------
Total futures contracts..                      $85,559,011 $82,718,750  $(2,840,261)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,728,242,714              --   --    $ 1,728,242,714
  Consumer Staples............     308,729,252              --   --        308,729,252
  Energy......................   1,276,891,826              --   --      1,276,891,826
  Financials..................   2,826,811,855  $      142,476   --      2,826,954,331
  Health Care.................     577,768,604              --   --        577,768,604
  Industrials.................   2,129,656,821              --   --      2,129,656,821
  Information Technology......   1,168,166,398          92,463   --      1,168,258,861
  Materials...................     615,226,330              --   --        615,226,330
  Real Estate.................      55,612,230              --   --         55,612,230
  Telecommunication Services..      62,223,867              --   --         62,223,867
  Utilities...................      28,530,269              --   --         28,530,269
Preferred Stocks
  Consumer Discretionary......         568,631              --   --            568,631
Rights/Warrants...............              --          65,408   --             65,408
Temporary Cash Investments....     109,733,131              --   --        109,733,131
Securities Lending Collateral.              --   1,553,186,477   --      1,553,186,477
Futures Contracts**...........      (2,840,261)             --   --         (2,840,261)
                               ---------------  --------------   --    ---------------
TOTAL......................... $10,885,321,667  $1,553,486,824   --    $12,438,808,491
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                             Percentage
                                                   Shares       Value+     of Net Assets**
                                                   ------       ------     ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (14.1%)
    Aaron's, Inc................................  2,596,059 $  108,437,384            0.7%
#*  Adtalem Global Education, Inc...............  2,165,341    103,070,232            0.7%
#   Guess?, Inc.................................  2,664,605     62,058,650            0.4%
*   Meritage Homes Corp.........................  1,426,415     63,475,467            0.4%
*   TopBuild Corp...............................    914,822     72,911,313            0.5%
#*  TRI Pointe Group, Inc.......................  5,625,233     96,247,737            0.6%
    Other Securities............................             1,929,594,294           12.7%
                                                            --------------           -----
Total Consumer Discretionary....................             2,435,795,077           16.0%
                                                            --------------           -----
Consumer Staples -- (3.6%)
*   Darling Ingredients, Inc....................  6,101,583    104,581,133            0.7%
#   Fresh Del Monte Produce, Inc................  1,800,679     88,503,373            0.6%
#   Seaboard Corp...............................     18,335     73,469,262            0.5%
#*  United Natural Foods, Inc...................  1,660,619     74,761,067            0.5%
    Other Securities............................               271,818,015            1.7%
                                                            --------------           -----
Total Consumer Staples..........................               613,132,850            4.0%
                                                            --------------           -----
Energy -- (10.4%)
#*  Callon Petroleum Co.........................  5,034,714     70,032,872            0.5%
*   CNX Resources Corp..........................  4,966,425     73,801,075            0.5%
#   Delek US Holdings, Inc......................  2,214,669    104,908,871            0.7%
#   Nabors Industries, Ltd...................... 10,783,969     82,066,004            0.5%
#*  Oasis Petroleum, Inc........................  7,785,289     85,871,738            0.6%
#   PBF Energy, Inc. Class A....................  3,295,143    126,302,831            0.8%
#*  PDC Energy, Inc.............................  1,770,319     94,782,879            0.6%
    Other Securities............................             1,146,446,810            7.5%
                                                            --------------           -----
Total Energy....................................             1,784,213,080           11.7%
                                                            --------------           -----
Financials -- (23.3%)
    American Equity Investment Life Holding Co..  3,252,117     98,213,933            0.7%
    Argo Group International Holdings, Ltd......  1,245,707     72,811,574            0.5%
    Associated Banc-Corp........................  4,226,995    111,804,018            0.7%
    CNO Financial Group, Inc....................  4,510,009     96,694,593            0.6%
#   Fulton Financial Corp.......................  5,614,623     94,887,129            0.6%
    Hanover Insurance Group, Inc. (The).........  1,090,668    125,263,220            0.8%
    Iberiabank Corp.............................    838,432     62,840,478            0.4%
#   Kemper Corp.................................  1,698,813    114,669,877            0.8%
    MB Financial, Inc...........................  1,963,852     83,699,372            0.6%
    Old National Bancorp........................  4,545,920     78,189,824            0.5%
#   Selective Insurance Group, Inc..............  1,427,490     84,507,408            0.6%
#   Sterling Bancorp............................  3,083,401     73,230,774            0.5%
    TCF Financial Corp..........................  2,968,355     73,704,255            0.5%
    Washington Federal, Inc.....................  3,007,914     95,501,269            0.6%
    Wintrust Financial Corp.....................    796,176     71,217,943            0.5%
    Other Securities............................             2,670,960,026           17.5%
                                                            --------------           -----
Total Financials................................             4,008,195,693           26.4%
                                                            --------------           -----
Health Care -- (4.1%)
*   Magellan Health, Inc........................    728,658     61,097,973            0.4%
    Other Securities............................               651,265,440            4.3%
                                                            --------------           -----
Total Health Care...............................               712,363,413            4.7%
                                                            --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (14.9%)
*     Esterline Technologies Corp...................................   1,083,684 $    77,862,695            0.5%
#     GATX Corp.....................................................   1,411,679      92,097,938            0.6%
#*    KLX, Inc......................................................   1,100,879      86,121,764            0.6%
      Korn/Ferry International......................................   1,452,257      77,637,659            0.5%
      Regal Beloit Corp.............................................     851,591      60,633,279            0.4%
      SkyWest, Inc..................................................   1,614,320      91,854,808            0.6%
*     WESCO International, Inc......................................   1,584,743      94,371,446            0.6%
      Other Securities..............................................               1,992,779,035           13.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,573,358,624           16.9%
                                                                                 ---------------          ------
Information Technology -- (10.9%)
*     CACI International, Inc. Class A..............................     849,691     128,345,826            0.9%
#     Convergys Corp................................................   3,490,621      81,540,907            0.5%
#*    Cree, Inc.....................................................   3,059,460     114,179,047            0.8%
*     Sanmina Corp..................................................   2,625,575      77,454,462            0.5%
#*    Tech Data Corp................................................   1,125,586      85,825,932            0.6%
#     Vishay Intertechnology, Inc...................................   4,923,147      86,893,545            0.6%
      Other Securities..............................................               1,297,120,591            8.4%
                                                                                 ---------------          ------
Total Information Technology........................................               1,871,360,310           12.3%
                                                                                 ---------------          ------
Materials -- (4.9%)
#     Carpenter Technology Corp.....................................   1,553,506      82,739,730            0.5%
#     Commercial Metals Co..........................................   4,169,164      87,594,136            0.6%
      Domtar Corp...................................................   2,142,845      94,070,895            0.6%
      Other Securities..............................................                 574,997,685            3.8%
                                                                                 ---------------          ------
Total Materials.....................................................                 839,402,446            5.5%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  59,503,205            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (0.9%)
      Telephone & Data Systems, Inc.................................   3,122,933      85,349,759            0.6%
      Other Securities..............................................                  71,083,165            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 156,432,924            1.0%
                                                                                 ---------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                   7,240,398            0.1%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              15,060,998,020           99.0%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     417,915            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      56,421            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              15,061,472,356
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 134,660,691 $   134,660,691            0.9%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@  DFA Short Term Investment Fund................................ 176,096,632   2,037,438,029           13.4%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,434,666,339)..........................................               $17,233,571,076          113.3%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...    885     06/15/18  $121,151,559 $117,129,750  $(4,021,809)
                                               ------------ ------------  ------------
Total futures contracts..                      $121,151,559 $117,129,750  $(4,021,809)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,435,795,077              --   --    $ 2,435,795,077
  Consumer Staples............     613,132,850              --   --        613,132,850
  Energy......................   1,784,213,080              --   --      1,784,213,080
  Financials..................   4,007,867,258  $      328,435   --      4,008,195,693
  Health Care.................     712,363,413              --   --        712,363,413
  Industrials.................   2,573,358,624              --   --      2,573,358,624
  Information Technology......   1,871,360,310              --   --      1,871,360,310
  Materials...................     839,402,446              --   --        839,402,446
  Real Estate.................      59,503,205              --   --         59,503,205
  Telecommunication Services..     156,432,924              --   --        156,432,924
  Utilities...................       7,240,398              --   --          7,240,398
Preferred Stocks
  Consumer Discretionary......         417,915              --   --            417,915
Rights/Warrants...............              --          56,421   --             56,421
Temporary Cash Investments....     134,660,691              --   --        134,660,691
Securities Lending Collateral.              --   2,037,438,029   --      2,037,438,029
Futures Contracts**...........      (4,021,809)             --   --         (4,021,809)
                               ---------------  --------------   --    ---------------
TOTAL......................... $15,191,726,382  $2,037,822,885   --    $17,229,549,267
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)


                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (92.4%)
Consumer Discretionary -- (14.7%)
*   Amazon.com, Inc...................   312,662 $  489,669,338            2.2%
*   Booking Holdings, Inc.............    29,118     63,419,004            0.3%
    Comcast Corp. Class A............. 4,173,235    130,997,847            0.6%
    Home Depot, Inc. (The)............   885,726    163,682,165            0.7%
    McDonald's Corp...................   529,832     88,715,070            0.4%
    Walt Disney Co. (The).............   966,747     96,993,727            0.4%
    Other Securities..................            2,479,560,685           11.2%
                                                 --------------           -----
Total Consumer Discretionary..........            3,513,037,836           15.8%
                                                 --------------           -----
Consumer Staples -- (5.6%)
    Altria Group, Inc................. 1,416,780     79,495,526            0.4%
    Coca-Cola Co. (The)............... 2,505,511    108,263,130            0.5%
    Costco Wholesale Corp.............   310,004     61,120,389            0.3%
    PepsiCo, Inc...................... 1,073,320    108,340,921            0.5%
    Philip Morris International, Inc..   761,282     62,425,124            0.3%
    Procter & Gamble Co. (The)........ 1,258,280     91,023,975            0.4%
    Walmart, Inc...................... 1,333,978    118,003,694            0.5%
    Other Securities..................              710,222,136            3.1%
                                                 --------------           -----
Total Consumer Staples................            1,338,894,895            6.0%
                                                 --------------           -----
Energy -- (5.2%)
    Chevron Corp...................... 1,001,579    125,307,549            0.6%
    Exxon Mobil Corp.................. 2,655,973    206,501,901            0.9%
    Other Securities..................              900,208,862            4.0%
                                                 --------------           -----
Total Energy..........................            1,232,018,312            5.5%
                                                 --------------           -----
Financials -- (14.7%)
    American Express Co...............   625,797     61,797,454            0.3%
    Bank of America Corp.............. 5,848,206    174,978,324            0.8%
*   Berkshire Hathaway, Inc. Class B.. 1,055,728    204,526,185            0.9%
    Citigroup, Inc.................... 1,617,623    110,435,122            0.5%
    JPMorgan Chase & Co............... 2,252,093    244,982,677            1.1%
    Wells Fargo & Co.................. 2,897,049    150,530,666            0.7%
    Other Securities..................            2,563,888,258           11.4%
                                                 --------------           -----
Total Financials......................            3,511,138,686           15.7%
                                                 --------------           -----
Health Care -- (11.0%)
    AbbVie, Inc....................... 1,199,781    115,838,856            0.5%
    Amgen, Inc........................   374,474     65,338,224            0.3%
    Gilead Sciences, Inc..............   965,652     69,749,044            0.3%
    Johnson & Johnson................. 1,751,111    221,498,030            1.0%
    Merck & Co., Inc.................. 1,345,902     79,233,251            0.4%
    Pfizer, Inc....................... 4,353,406    159,378,194            0.7%
    UnitedHealth Group, Inc...........   600,291    141,908,792            0.7%
    Other Securities..................            1,767,888,978            7.9%
                                                 --------------           -----
Total Health Care.....................            2,620,833,369           11.8%
                                                 --------------           -----
Industrials -- (12.5%)
    3M Co.............................   445,147     86,532,125            0.4%
    Boeing Co. (The)..................   423,046    141,111,224            0.6%
    Honeywell International, Inc......   436,883     63,208,232            0.3%
    Union Pacific Corp................   501,031     66,952,773            0.3%
    United Technologies Corp..........   520,789     62,572,798            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Other Securities..............................................             $ 2,563,599,396           11.5%
                                                                                 ---------------          ------
Total Industrials...................................................               2,983,976,548           13.4%
                                                                                 ---------------          ------
Information Technology -- (20.0%)
      Accenture P.L.C. Class A......................................     466,581      70,547,047            0.3%
*     Alphabet, Inc. Class A........................................     118,161     120,356,431            0.6%
*     Alphabet, Inc. Class C........................................     124,279     126,432,755            0.6%
      Apple, Inc....................................................   3,913,148     646,686,839            2.9%
      Cisco Systems, Inc............................................   2,718,780     120,414,766            0.6%
*     Facebook, Inc. Class A........................................   1,237,400     212,832,800            1.0%
      Intel Corp....................................................   4,040,870     208,589,709            0.9%
      International Business Machines Corp..........................     653,350      94,709,616            0.4%
      Mastercard, Inc. Class A......................................     700,725     124,918,246            0.6%
      Microsoft Corp................................................   5,151,344     481,753,691            2.2%
      NVIDIA Corp...................................................     392,995      88,384,576            0.4%
      Oracle Corp...................................................   1,422,583      64,969,366            0.3%
      Texas Instruments, Inc........................................     718,388      72,866,095            0.3%
#     Visa, Inc. Class A............................................   1,135,441     144,064,754            0.7%
      Other Securities..............................................               2,203,281,936            9.6%
                                                                                 ---------------          ------
Total Information Technology........................................               4,780,808,627           21.4%
                                                                                 ---------------          ------
Materials -- (4.2%)
      DowDuPont, Inc................................................   1,302,048      82,341,516            0.4%
      Other Securities..............................................                 913,365,850            4.1%
                                                                                 ---------------          ------
Total Materials.....................................................                 995,707,366            4.5%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  72,674,720            0.3%
                                                                                 ---------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................   5,436,136     177,761,647            0.8%
      Verizon Communications, Inc...................................   3,128,172     154,375,288            0.7%
      Other Securities..............................................                  84,398,112            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 416,535,047            1.9%
                                                                                 ---------------          ------
Utilities -- (2.4%)
      Other Securities..............................................                 580,329,413            2.6%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              22,045,954,819           98.9%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     367,953            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     183,574            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              22,046,506,346
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 237,183,114     237,183,114            1.1%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund................................ 136,862,551   1,583,499,719            7.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,300,248,304)..........................................               $23,867,189,179          107.1%
                                                                                 ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,435    06/15/18  $195,761,763 $189,922,250  $(5,839,513)
                                               ------------ ------------  ------------
Total futures contracts..                      $195,761,763 $189,922,250  $(5,839,513)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,513,037,611  $          225   --    $ 3,513,037,836
  Consumer Staples............   1,338,894,895              --   --      1,338,894,895
  Energy......................   1,232,018,312              --   --      1,232,018,312
  Financials..................   3,511,103,275          35,411   --      3,511,138,686
  Health Care.................   2,620,833,369              --   --      2,620,833,369
  Industrials.................   2,983,976,548              --   --      2,983,976,548
  Information Technology......   4,780,808,627              --   --      4,780,808,627
  Materials...................     995,707,366              --   --        995,707,366
  Real Estate.................      72,674,720              --   --         72,674,720
  Telecommunication Services..     416,535,047              --   --        416,535,047
  Utilities...................     580,329,413              --   --        580,329,413
Preferred Stocks
  Consumer Discretionary......         367,953              --   --            367,953
Rights/Warrants...............              --         183,574   --            183,574
Temporary Cash Investments....     237,183,114              --   --        237,183,114
Securities Lending Collateral.              --   1,583,499,719   --      1,583,499,719
Futures Contracts**...........      (5,839,513)             --   --         (5,839,513)
                               ---------------  --------------   --    ---------------
TOTAL......................... $22,277,630,737  $1,583,718,929   --    $23,861,349,666
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
 COMMON STOCKS -- (92.0%)
 Consumer Discretionary -- (14.0%)
 *   Amazon.com, Inc..................   205,727 $  322,195,227            1.3%
     Best Buy Co., Inc................   790,787     60,518,929            0.3%
     Comcast Corp. Class A............ 5,784,188    181,565,661            0.8%
     Home Depot, Inc. (The)...........   604,278    111,670,574            0.5%
     Time Warner, Inc.................   819,384     77,677,603            0.3%
     Walt Disney Co. (The)............ 1,012,945    101,628,772            0.4%
     Other Securities.................            2,767,314,356           11.4%
                                                 --------------           -----
 Total Consumer Discretionary.........            3,622,571,122           15.0%
                                                 --------------           -----
 Consumer Staples -- (5.1%)
     Altria Group, Inc................ 1,147,485     64,385,383            0.3%
     Coca-Cola Co. (The).............. 2,039,354     88,120,486            0.4%
     PepsiCo, Inc.....................   675,464     68,181,336            0.3%
     Procter & Gamble Co. (The)....... 1,360,960     98,451,846            0.4%
     Walmart, Inc..................... 1,744,789    154,344,035            0.6%
     Other Securities.................              835,111,425            3.4%
                                                 --------------           -----
 Total Consumer Staples...............            1,308,594,511            5.4%
                                                 --------------           -----
 Energy -- (5.8%)
     Chevron Corp..................... 1,188,328    148,671,716            0.6%
     Exxon Mobil Corp................. 3,018,867    234,716,909            1.0%
     Other Securities.................            1,122,574,292            4.7%
                                                 --------------           -----
 Total Energy.........................            1,505,962,917            6.3%
                                                 --------------           -----
 Financials -- (17.6%)
     American Express Co..............   809,859     79,973,576            0.3%
     Bank of America Corp............. 6,763,707    202,370,113            0.9%
 *   Berkshire Hathaway, Inc. Class B.   986,197    191,055,945            0.8%
     Citigroup, Inc................... 1,729,366    118,063,817            0.5%
     Goldman Sachs Group, Inc. (The)..   284,073     67,703,118            0.3%
     JPMorgan Chase & Co.............. 2,971,967    323,290,570            1.4%
     U.S. Bancorp..................... 1,203,717     60,727,523            0.3%
     Wells Fargo & Co................. 4,176,962    217,034,946            0.9%
     Other Securities.................            3,304,535,070           13.6%
                                                 --------------           -----
 Total Financials.....................            4,564,754,678           19.0%
                                                 --------------           -----
 Health Care -- (10.2%)
     AbbVie, Inc......................   752,746     72,677,626            0.3%
     CVS Health Corp..................   988,292     69,012,430            0.3%
     Gilead Sciences, Inc............. 1,079,751     77,990,415            0.3%
     Johnson & Johnson................ 1,483,658    187,667,900            0.8%
     Merck & Co., Inc................. 1,225,225     72,128,996            0.3%
     Pfizer, Inc...................... 5,173,380    189,397,442            0.8%
     UnitedHealth Group, Inc..........   617,082    145,878,185            0.6%
     Other Securities.................            1,839,914,780            7.6%
                                                 --------------           -----
 Total Health Care....................            2,654,667,774           11.0%
                                                 --------------           -----
 Industrials -- (13.1%)
     Boeing Co. (The).................   269,827     90,003,494            0.4%
     Caterpillar, Inc.................   431,816     62,336,958            0.3%
     FedEx Corp.......................   275,432     68,086,790            0.3%
     Union Pacific Corp...............   671,012     89,667,334            0.4%
     United Technologies Corp.........   573,727     68,933,299            0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Other Securities..............................................             $ 3,021,506,427           12.4%
                                                                                 ---------------          ------
Total Industrials...................................................               3,400,534,302           14.1%
                                                                                 ---------------          ------
Information Technology -- (17.9%)
*     Alphabet, Inc. Class A........................................      95,859      97,640,060            0.4%
*     Alphabet, Inc. Class C........................................     100,881     102,629,268            0.4%
      Apple, Inc....................................................   3,188,839     526,987,533            2.2%
      Cisco Systems, Inc............................................   4,353,001     192,794,414            0.8%
*     Facebook, Inc. Class A........................................     743,377     127,860,844            0.5%
      Intel Corp....................................................   5,141,165     265,386,937            1.1%
      International Business Machines Corp..........................     558,581      80,971,902            0.3%
      Mastercard, Inc. Class A......................................     463,101      82,557,015            0.4%
*     Micron Technology, Inc........................................   1,627,340      74,825,093            0.3%
      Microsoft Corp................................................   3,767,654     352,351,002            1.5%
      NVIDIA Corp...................................................     458,835     103,191,991            0.4%
      Oracle Corp...................................................   1,640,590      74,925,745            0.3%
      QUALCOMM, Inc.................................................   1,260,628      64,304,634            0.3%
#     Visa, Inc. Class A............................................     940,893     119,380,504            0.5%
      Other Securities..............................................               2,371,709,769            9.9%
                                                                                 ---------------          ------
Total Information Technology........................................               4,637,516,711           19.3%
                                                                                 ---------------          ------
Materials -- (4.3%)
      DowDuPont, Inc................................................   1,209,038      76,459,563            0.3%
      Other Securities..............................................               1,034,082,315            4.3%
                                                                                 ---------------          ------
Total Materials.....................................................               1,110,541,878            4.6%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  94,651,218            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc.....................................................   7,787,751     254,659,458            1.1%
      Verizon Communications, Inc...................................   3,286,048     162,166,469            0.7%
      Other Securities..............................................                 111,172,134            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 527,998,061            2.2%
                                                                                 ---------------          ------
Utilities -- (1.6%)
      Other Securities..............................................                 419,211,449            1.7%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              23,847,004,621           99.0%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     570,384            0.0%
                                                                                 ---------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     182,300            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              23,847,757,305
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 235,937,300     235,937,300            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund................................ 159,543,985   1,845,923,909            7.6%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,541,128,884)..........................................               $25,929,618,514          107.6%
                                                                                 ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,555    06/15/18  $212,253,911 $205,804,250  $(6,449,661)
                                               ------------ ------------  ------------
Total futures contracts..                      $212,253,911 $205,804,250  $(6,449,661)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,622,570,606  $          516   --    $ 3,622,571,122
  Consumer Staples............   1,308,594,511              --   --      1,308,594,511
  Energy......................   1,505,962,917              --   --      1,505,962,917
  Financials..................   4,564,695,309          59,369   --      4,564,754,678
  Health Care.................   2,654,667,774              --   --      2,654,667,774
  Industrials.................   3,400,534,302              --   --      3,400,534,302
  Information Technology......   4,637,499,765          16,946   --      4,637,516,711
  Materials...................   1,110,541,878              --   --      1,110,541,878
  Real Estate.................      94,651,218              --   --         94,651,218
  Telecommunication Services..     527,998,061              --   --        527,998,061
  Utilities...................     419,211,449              --   --        419,211,449
Preferred Stocks
  Consumer Discretionary......         570,384              --   --            570,384
Rights/Warrants...............              --         182,300   --            182,300
Temporary Cash Investments....     235,937,300              --   --        235,937,300
Securities Lending Collateral.              --   1,845,923,909   --      1,845,923,909
Futures Contracts**...........      (6,449,661)             --   --         (6,449,661)
                               ---------------  --------------   --    ---------------
TOTAL......................... $24,076,985,812  $1,846,183,040   --    $25,923,168,852
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (12.6%)
*   Charter Communications, Inc. Class A..........    35,911 $    9,742,295            0.2%
    Comcast Corp. Class A.........................   487,867     15,314,145            0.3%
    Ford Motor Co................................. 1,060,195     11,916,592            0.3%
    General Motors Co.............................   390,610     14,351,011            0.3%
#   Kohl's Corp...................................   177,964     11,055,124            0.2%
    Lennar Corp. Class A..........................   259,298     13,714,271            0.3%
    Time Warner, Inc..............................    94,912      8,997,658            0.2%
*   Urban Outfitters, Inc.........................   199,203      8,021,905            0.2%
    Walt Disney Co. (The).........................   118,253     11,864,323            0.3%
    Other Securities..............................              557,351,536           11.6%
                                                             --------------           -----
Total Consumer Discretionary......................              662,328,860           13.9%
                                                             --------------           -----
Consumer Staples -- (3.5%)
    Procter & Gamble Co. (The)....................   116,144      8,401,857            0.2%
    Walmart, Inc..................................   198,213     17,533,922            0.4%
    Other Securities..............................              156,071,240            3.2%
                                                             --------------           -----
Total Consumer Staples............................              182,007,019            3.8%
                                                             --------------           -----
Energy -- (7.3%)
    Andeavor......................................   137,631     19,037,120            0.4%
    Chevron Corp..................................   211,373     26,444,876            0.6%
    Exxon Mobil Corp..............................   261,711     20,348,030            0.4%
    HollyFrontier Corp............................   182,118     11,052,741            0.2%
    Valero Energy Corp............................   104,590     11,602,169            0.3%
    Other Securities..............................              293,854,623            6.2%
                                                             --------------           -----
Total Energy......................................              382,339,559            8.1%
                                                             --------------           -----
Financials -- (22.8%)
#   Ally Financial, Inc...........................   307,805      8,033,710            0.2%
    American Financial Group, Inc.................    69,889      7,912,833            0.2%
    Bank of America Corp.......................... 1,187,298     35,523,956            0.8%
*   Berkshire Hathaway, Inc. Class B..............    47,977      9,294,584            0.2%
    Citigroup, Inc................................   312,527     21,336,218            0.5%
    First American Financial Corp.................   149,802      7,656,380            0.2%
    First Horizon National Corp...................   423,869      7,756,803            0.2%
    Goldman Sachs Group, Inc. (The)...............    44,550     10,617,601            0.2%
    Hartford Financial Services Group, Inc. (The).   171,851      9,252,458            0.2%
    JPMorgan Chase & Co...........................   550,713     59,906,560            1.3%
    Lincoln National Corp.........................   111,851      7,901,155            0.2%
    Morgan Stanley................................   171,784      8,867,490            0.2%
    PNC Financial Services Group, Inc. (The)......    54,544      7,942,152            0.2%
    Principal Financial Group, Inc................   157,281      9,314,181            0.2%
    Regions Financial Corp........................   533,364      9,973,907            0.2%
#   Sterling Bancorp..............................   377,574      8,967,382            0.2%
    Wells Fargo & Co..............................   846,080     43,962,317            0.9%
    Other Securities..............................              926,755,927           19.2%
                                                             --------------           -----
Total Financials..................................            1,200,975,614           25.3%
                                                             --------------           -----
Health Care -- (7.4%)
    Johnson & Johnson.............................   114,841     14,526,238            0.3%
    Merck & Co., Inc..............................   149,737      8,815,017            0.2%
    Pfizer, Inc...................................   426,044     15,597,471            0.3%
    UnitedHealth Group, Inc.......................    74,301     17,564,756            0.4%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                       Shares       Value+     of Net Assets**
                                                                       ------       ------     ---------------
Health Care -- (Continued)
      Other Securities..............................................            $  336,043,803            7.1%
                                                                                --------------          ------
Total Health Care...................................................               392,547,285            8.3%
                                                                                --------------          ------
Industrials -- (14.6%)
      Trinity Industries, Inc.......................................    252,771      8,055,812            0.2%
#*    XPO Logistics, Inc............................................     99,123      9,630,791            0.2%
      Other Securities..............................................               749,059,644           15.7%
                                                                                --------------          ------
Total Industrials...................................................               766,746,247           16.1%
                                                                                --------------          ------
Information Technology -- (13.0%)
*     Alphabet, Inc. Class A........................................     10,540     10,735,833            0.2%
*     Alphabet, Inc. Class C........................................     11,067     11,258,791            0.2%
      Apple, Inc....................................................    285,245     47,139,589            1.0%
      Cisco Systems, Inc............................................    479,871     21,253,487            0.5%
      Intel Corp....................................................    578,019     29,837,341            0.6%
*     Micron Technology, Inc........................................    295,915     13,606,172            0.3%
      Microsoft Corp................................................    278,222     26,019,321            0.6%
      MKS Instruments, Inc..........................................     79,909      8,182,682            0.2%
      Other Securities..............................................               518,956,645           10.9%
                                                                                --------------          ------
Total Information Technology........................................               686,989,861           14.5%
                                                                                --------------          ------
Materials -- (5.0%)
      Reliance Steel & Aluminum Co..................................     96,442      8,479,181            0.2%
      Other Securities..............................................               255,929,062            5.4%
                                                                                --------------          ------
Total Materials.....................................................               264,408,243            5.6%
                                                                                --------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                25,085,628            0.5%
                                                                                --------------          ------
Telecommunication Services -- (1.9%)
      AT&T, Inc.....................................................  1,702,949     55,686,432            1.2%
      Verizon Communications, Inc...................................    270,126     13,330,718            0.3%
      Other Securities..............................................                32,614,068            0.6%
                                                                                --------------          ------
Total Telecommunication Services....................................               101,631,218            2.1%
                                                                                --------------          ------
Utilities -- (0.9%)
      Other Securities..............................................                46,651,705            1.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,711,711,239           99.2%
                                                                                --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   354,876            0.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    24,642            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,712,090,757
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 42,523,470     42,523,470            0.9%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@  DFA Short Term Investment Fund................................ 43,975,305    508,794,277           10.7%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,693,793,226)...........................................              $5,263,408,504          110.8%
                                                                                ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    273     06/15/18  $37,192,248 $36,131,550  $(1,060,698)
                                               ----------- -----------  ------------
Total futures contracts..                      $37,192,248 $36,131,550  $(1,060,698)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  662,328,860            --   --    $  662,328,860
  Consumer Staples............    182,007,019            --   --       182,007,019
  Energy......................    382,339,559            --   --       382,339,559
  Financials..................  1,200,951,541  $     24,073   --     1,200,975,614
  Health Care.................    392,547,285            --   --       392,547,285
  Industrials.................    766,746,247            --   --       766,746,247
  Information Technology......    686,989,861            --   --       686,989,861
  Materials...................    264,408,243            --   --       264,408,243
  Real Estate.................     25,085,628            --   --        25,085,628
  Telecommunication Services..    101,631,218            --   --       101,631,218
  Utilities...................     46,651,705            --   --        46,651,705
Preferred Stocks
  Consumer Discretionary......        354,876            --   --           354,876
Rights/Warrants...............             --        24,642   --            24,642
Temporary Cash Investments....     42,523,470            --   --        42,523,470
Securities Lending Collateral.             --   508,794,277   --       508,794,277
Futures Contracts**...........     (1,060,698)           --   --        (1,060,698)
                               --------------  ------------   --    --------------
TOTAL......................... $4,753,504,814  $508,842,992   --    $5,262,347,806
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (84.0%)
Consumer Discretionary -- (13.8%)
    American Eagle Outfitters, Inc.......... 1,963,139 $   40,597,715            0.2%
#*  Deckers Outdoor Corp....................   639,202     59,611,979            0.4%
#*  Five Below, Inc.........................   539,274     38,078,137            0.2%
    ILG, Inc................................ 1,237,829     42,247,104            0.3%
#   New York Times Co. (The) Class A........ 1,575,565     36,946,999            0.2%
#   Texas Roadhouse, Inc....................   629,062     40,310,293            0.2%
#*  Urban Outfitters, Inc................... 1,037,098     41,763,936            0.2%
#*  Visteon Corp............................   330,397     41,114,603            0.2%
#   Wendy's Co. (The)....................... 2,441,546     40,871,480            0.2%
    Other Securities........................            2,462,338,581           14.1%
                                                       --------------           -----
Total Consumer Discretionary................            2,843,880,827           16.2%
                                                       --------------           -----
Consumer Staples -- (3.5%)
    Other Securities........................              725,010,505            4.1%
                                                       --------------           -----
Energy -- (5.3%)
#   Delek US Holdings, Inc..................   848,460     40,191,550            0.2%
#*  Matador Resources Co.................... 1,114,338     36,483,426            0.2%
#   PBF Energy, Inc. Class A................ 1,320,944     50,631,784            0.3%
#*  PDC Energy, Inc.........................   705,692     37,782,750            0.2%
#*  SRC Energy, Inc......................... 3,217,843     35,524,987            0.2%
#*  Whiting Petroleum Corp..................   902,306     36,832,131            0.2%
    Other Securities........................              847,193,187            4.9%
                                                       --------------           -----
Total Energy................................            1,084,639,815            6.2%
                                                       --------------           -----
Financials -- (17.6%)
    Aspen Insurance Holdings, Ltd...........   871,501     36,995,217            0.2%
    Associated Banc-Corp.................... 1,647,398     43,573,677            0.3%
#   BancorpSouth Bank....................... 1,522,695     50,325,070            0.3%
    Cathay General Bancorp.................. 1,533,107     61,339,611            0.4%
#   Columbia Banking System, Inc............ 1,055,984     42,461,117            0.2%
    Evercore, Inc. Class A..................   494,814     50,099,917            0.3%
    FirstCash, Inc..........................   672,030     58,265,001            0.3%
    Fulton Financial Corp................... 2,145,209     36,254,032            0.2%
*   Green Dot Corp. Class A.................   636,314     38,694,254            0.2%
#   Interactive Brokers Group, Inc. Class A.   640,652     47,536,378            0.3%
    Popular, Inc............................   764,532     35,390,186            0.2%
    Primerica, Inc..........................   482,119     46,645,013            0.3%
#   Selective Insurance Group, Inc..........   763,279     45,186,117            0.3%
#   Sterling Bancorp........................ 2,509,716     59,605,755            0.3%
    TCF Financial Corp...................... 2,155,314     53,516,447            0.3%
    UMB Financial Corp......................   486,895     37,286,419            0.2%
#   Valley National Bancorp................. 2,903,022     36,432,926            0.2%
    Other Securities........................            2,842,386,551           16.2%
                                                       --------------           -----
Total Financials............................            3,621,993,688           20.7%
                                                       --------------           -----
Health Care -- (7.4%)
    Cantel Medical Corp.....................   383,723     43,003,837            0.3%
#   Chemed Corp.............................   137,239     42,299,805            0.3%
*   Haemonetics Corp........................   455,907     35,578,982            0.2%
    Other Securities........................            1,398,004,039            7.9%
                                                       --------------           -----
Total Health Care...........................            1,518,886,663            8.7%
                                                       --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (16.2%)
*     ASGN, Inc.....................................................     506,767 $    40,860,623            0.2%
#*    Cimpress NV...................................................     314,031      45,160,798            0.3%
      Insperity, Inc................................................     449,144      36,043,806            0.2%
#*    KLX, Inc......................................................     562,905      44,036,058            0.3%
#     Terex Corp....................................................   1,116,268      40,766,107            0.2%
      Other Securities..............................................               3,124,014,195           17.8%
                                                                                 ---------------          ------
Total Industrials...................................................               3,330,881,587           19.0%
                                                                                 ---------------          ------
Information Technology -- (11.2%)
*     CACI International, Inc. Class A..............................     241,640      36,499,722            0.2%
#*    Ciena Corp....................................................   1,408,658      36,272,943            0.2%
#*    Conduent, Inc.................................................   1,942,896      37,808,756            0.2%
#*    Cree, Inc.....................................................   1,214,607      45,329,133            0.3%
      Entegris, Inc.................................................   1,229,681      39,595,728            0.2%
      MKS Instruments, Inc..........................................     349,516      35,790,438            0.2%
*     Silicon Laboratories, Inc.....................................     421,780      39,183,362            0.2%
*     Zynga, Inc. Class A...........................................  10,461,381      36,091,764            0.2%
      Other Securities..............................................               2,012,047,161           11.5%
                                                                                 ---------------          ------
Total Information Technology........................................               2,318,619,007           13.2%
                                                                                 ---------------          ------
Materials -- (4.7%)
      Other Securities..............................................                 959,156,562            5.5%
                                                                                 ---------------          ------
Real Estate -- (0.6%)
      Other Securities..............................................                 127,466,427            0.7%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                 166,880,395            1.0%
                                                                                 ---------------          ------
Utilities -- (2.9%)
      ALLETE, Inc...................................................     475,869      36,361,150            0.2%
      WGL Holdings, Inc.............................................     421,322      35,854,502            0.2%
      Other Securities..............................................                 534,552,009            3.1%
                                                                                 ---------------          ------
Total Utilities.....................................................                 606,767,661            3.5%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              17,304,183,137           98.8%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   1,709,186            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      29,845            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              17,305,922,168
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 169,289,827     169,289,827            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@  DFA Short Term Investment Fund................................ 269,966,850   3,123,516,458           17.8%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,354,354,169)..........................................               $20,598,728,453          117.6%
                                                                                 ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,113    06/15/18  $151,164,635 $147,305,550  $(3,859,085)
                                               ------------ ------------  ------------
Total futures contracts..                      $151,164,635 $147,305,550  $(3,859,085)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,843,879,477  $        1,350   --    $ 2,843,880,827
  Consumer Staples............     725,010,505              --   --        725,010,505
  Energy......................   1,084,639,815              --   --      1,084,639,815
  Financials..................   3,621,858,586         135,102   --      3,621,993,688
  Health Care.................   1,518,886,663              --   --      1,518,886,663
  Industrials.................   3,330,881,587              --   --      3,330,881,587
  Information Technology......   2,318,577,147          41,860   --      2,318,619,007
  Materials...................     959,156,562              --   --        959,156,562
  Real Estate.................     127,466,427              --   --        127,466,427
  Telecommunication Services..     166,880,395              --   --        166,880,395
  Utilities...................     606,767,661              --   --        606,767,661
Preferred Stocks
  Consumer Discretionary......       1,709,186              --   --          1,709,186
Rights/Warrants...............              --          29,845   --             29,845
Temporary Cash Investments....     169,289,827              --   --        169,289,827
Securities Lending Collateral.              --   3,123,516,458   --      3,123,516,458
Futures Contracts**...........      (3,859,085)             --   --         (3,859,085)
                               ---------------  --------------   --    ---------------
TOTAL......................... $17,471,144,753  $3,123,724,615   --    $20,594,869,368
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (86.2%)
Consumer Discretionary -- (12.7%)
#   Caleres, Inc............................   493,103 $   16,139,261            0.3%
    Callaway Golf Co........................ 1,105,362     19,078,548            0.3%
#*  Cavco Industries, Inc...................    96,967     16,518,328            0.3%
    La-Z-Boy, Inc...........................   558,862     16,095,226            0.3%
#*  Shutterfly, Inc.........................   213,257     17,256,756            0.3%
#   Sonic Corp..............................   605,445     15,687,080            0.2%
    Other Securities........................              837,176,853           12.8%
                                                       --------------           -----
Total Consumer Discretionary................              937,952,052           14.5%
                                                       --------------           -----
Consumer Staples -- (3.1%)
#   Calavo Growers, Inc.....................   186,492     17,474,300            0.3%
    Inter Parfums, Inc......................   301,212     15,422,054            0.2%
#   MGP Ingredients, Inc....................   188,068     18,015,034            0.3%
#*  USANA Health Sciences, Inc..............   166,462     17,570,064            0.3%
#   WD-40 Co................................   144,160     19,014,704            0.3%
    Other Securities........................              141,297,795            2.2%
                                                       --------------           -----
Total Consumer Staples......................              228,793,951            3.6%
                                                       --------------           -----
Energy -- (4.3%)
    Other Securities........................              317,128,604            4.9%
                                                       --------------           -----
Financials -- (19.3%)
#   Ameris Bancorp..........................   332,383     17,184,201            0.3%
#*  BofI Holding, Inc.......................   403,609     16,257,371            0.3%
    Boston Private Financial Holdings, Inc..   956,143     15,346,095            0.2%
    FBL Financial Group, Inc. Class A.......   215,835     16,781,171            0.3%
    First Financial Bancorp.................   841,680     26,049,996            0.4%
*   Green Dot Corp. Class A.................   285,832     17,381,444            0.3%
    Horace Mann Educators Corp..............   410,677     18,357,262            0.3%
#   Independent Bank Corp...................   207,836     15,026,543            0.2%
    Infinity Property & Casualty Corp.......   121,048     15,978,336            0.3%
#   Walker & Dunlop, Inc....................   339,012     19,360,975            0.3%
    Other Securities........................            1,256,342,503           19.3%
                                                       --------------           -----
Total Financials............................            1,434,065,897           22.2%
                                                       --------------           -----
Health Care -- (9.1%)
#*  Amedisys, Inc...........................   228,635     15,110,487            0.2%
    CONMED Corp.............................   269,310     17,513,229            0.3%
*   Emergent BioSolutions, Inc..............   301,686     15,645,436            0.3%
#*  Integer Holdings Corp...................   281,395     15,448,585            0.2%
#*  LHC Group, Inc..........................   288,756     21,489,222            0.3%
*   Merit Medical Systems, Inc..............   398,201     19,312,748            0.3%
#*  Omnicell, Inc...........................   390,314     16,822,533            0.3%
    Other Securities........................              551,355,567            8.5%
                                                       --------------           -----
Total Health Care...........................              672,697,807           10.4%
                                                       --------------           -----
Industrials -- (18.5%)
#   Albany International Corp. Class A......   261,344     15,458,498            0.2%
#*  Axon Enterprise, Inc....................   376,999     15,826,418            0.2%
*   Chart Industries, Inc...................   336,140     19,072,584            0.3%
    Comfort Systems USA, Inc................   378,197     15,959,913            0.3%
    Exponent, Inc...........................   240,120     20,746,368            0.3%
    Forward Air Corp........................   306,722     16,559,921            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                           Percentage
                                                                 Shares       Value+     of Net Assets**
                                                                 ------       ------     ---------------
Industrials -- (Continued)
      Insperity, Inc..........................................    250,532 $   20,105,193            0.3%
      Kaman Corp..............................................    281,442     17,066,643            0.3%
      Korn/Ferry International................................    291,758     15,597,383            0.2%
      SkyWest, Inc............................................    302,118     17,190,514            0.3%
      Other Securities........................................             1,197,489,189           18.5%
                                                                          --------------          ------
Total Industrials.............................................             1,371,072,624           21.2%
                                                                          --------------          ------
Information Technology -- (10.9%)
      Cabot Microelectronics Corp.............................    169,883     17,234,630            0.3%
*     ExlService Holdings, Inc................................    265,274     15,335,490            0.2%
      Methode Electronics, Inc................................    408,852     16,313,195            0.3%
*     Virtusa Corp............................................    358,465     17,256,505            0.3%
      Other Securities........................................               742,560,349           11.4%
                                                                          --------------          ------
Total Information Technology..................................               808,700,169           12.5%
                                                                          --------------          ------
Materials -- (4.5%)
*     Ferro Corp..............................................    883,136     19,437,823            0.3%
      Innospec, Inc...........................................    254,933     18,533,629            0.3%
#     Kaiser Aluminum Corp....................................    167,047     16,460,811            0.3%
      Quaker Chemical Corp....................................    104,311     15,332,674            0.2%
      Other Securities........................................               263,636,016            4.1%
                                                                          --------------          ------
Total Materials...............................................               333,400,953            5.2%
                                                                          --------------          ------
Real Estate -- (0.9%)
      Other Securities........................................                68,999,839            1.1%
                                                                          --------------          ------
Telecommunication Services -- (1.1%)
      Shenandoah Telecommunications Co........................    497,484     18,780,021            0.3%
#*    Vonage Holdings Corp....................................  1,577,569     17,637,221            0.3%
      Other Securities........................................                46,517,466            0.7%
                                                                          --------------          ------
Total Telecommunication Services..............................                82,934,708            1.3%
                                                                          --------------          ------
Utilities -- (1.8%)
#     American States Water Co................................    338,714     18,873,144            0.3%
#     California Water Service Group..........................    430,087     16,665,871            0.3%
      Other Securities........................................                97,526,792            1.5%
                                                                          --------------          ------
Total Utilities...............................................               133,065,807            2.1%
                                                                          --------------          ------
TOTAL COMMON STOCKS...........................................             6,388,812,411           99.0%
                                                                          --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities........................................                 1,599,809            0.0%
                                                                          --------------          ------
TOTAL INVESTMENT SECURITIES...................................             6,390,412,220
                                                                          --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 1.630%........................................... 68,450,273     68,450,273            1.1%
                                                                          --------------          ------

SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@  DFA Short Term Investment Fund.......................... 82,356,253    952,861,850           14.7%
                                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,135,363,364).....................................              $7,411,724,343          114.8%
                                                                          ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    441     06/15/18  $59,244,846 $58,366,350   $(878,496)
                                               ----------- -----------   ----------
Total futures contracts..                      $59,244,846 $58,366,350   $(878,496)
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  937,940,573  $     11,479   --    $  937,952,052
  Consumer Staples............    228,793,951            --   --       228,793,951
  Energy......................    317,128,604            --   --       317,128,604
  Financials..................  1,433,958,382       107,515   --     1,434,065,897
  Health Care.................    672,697,807            --   --       672,697,807
  Industrials.................  1,371,072,624            --   --     1,371,072,624
  Information Technology......    808,679,091        21,078   --       808,700,169
  Materials...................    333,400,953            --   --       333,400,953
  Real Estate.................     68,999,839            --   --        68,999,839
  Telecommunication Services..     82,934,708            --   --        82,934,708
  Utilities...................    133,065,807            --   --       133,065,807
Preferred Stocks
  Consumer Discretionary......      1,599,809            --   --         1,599,809
Temporary Cash Investments....     68,450,273            --   --        68,450,273
Securities Lending Collateral.             --   952,861,850   --       952,861,850
Futures Contracts**...........       (878,496)           --   --          (878,496)
                               --------------  ------------   --    --------------
TOTAL......................... $6,457,843,925  $953,001,922   --    $7,410,845,847
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                              Percentage
                                        Shares    Value+    of Net Assets**
                                        ------    ------    ---------------
     COMMON STOCKS -- (96.5%)
     Consumer Discretionary -- (21.6%)
     *   Amazon.com, Inc...............   9,882 $15,476,497            4.1%
         Best Buy Co., Inc.............  26,735   2,046,030            0.5%
     *   Booking Holdings, Inc.........   1,900   4,138,200            1.1%
         Comcast Corp. Class A......... 207,454   6,511,981            1.7%
         General Motors Co.............  58,674   2,155,683            0.6%
         Home Depot, Inc. (The)........  44,398   8,204,750            2.2%
         Lowe's Cos., Inc..............  34,554   2,848,286            0.8%
         NIKE, Inc. Class B............  50,188   3,432,357            0.9%
         Starbucks Corp................  59,694   3,436,584            0.9%
         Target Corp...................  27,551   2,000,203            0.5%
         TJX Cos., Inc. (The)..........  25,534   2,166,560            0.6%
         Other Securities..............          31,781,151            8.3%
                                                -----------           -----
     Total Consumer Discretionary......          84,198,282           22.2%
                                                -----------           -----
     Consumer Staples -- (10.8%)
         Altria Group, Inc.............  99,762   5,597,646            1.5%
         Coca-Cola Co. (The)........... 139,399   6,023,431            1.6%
         Costco Wholesale Corp.........  19,530   3,850,535            1.0%
         Kroger Co. (The)..............  72,175   1,818,088            0.5%
         PepsiCo, Inc..................  61,999   6,258,179            1.7%
         Walmart, Inc..................  69,502   6,148,147            1.6%
         Other Securities..............          12,317,409            3.2%
                                                -----------           -----
     Total Consumer Staples............          42,013,435           11.1%
                                                -----------           -----
     Energy -- (1.0%)
         Other Securities..............           4,121,758            1.1%
                                                -----------           -----
     Financials -- (3.5%)
         American Express Co...........  34,262   3,383,372            0.9%
         Marsh & McLennan Cos., Inc....  23,613   1,924,459            0.5%
         Other Securities..............           8,209,319            2.1%
                                                -----------           -----
     Total Financials..................          13,517,150            3.5%
                                                -----------           -----
     Health Care -- (8.6%)
         AbbVie, Inc...................  60,005   5,793,483            1.5%
         Amgen, Inc....................  37,225   6,495,018            1.7%
     *   Biogen, Inc...................  10,164   2,780,870            0.7%
         Gilead Sciences, Inc..........  73,848   5,334,041            1.4%
         Humana, Inc...................   6,719   1,976,595            0.5%
         Other Securities..............          11,354,102            3.1%
                                                -----------           -----
     Total Health Care.................          33,734,109            8.9%
                                                -----------           -----
     Industrials -- (19.1%)
         3M Co.........................  25,546   4,965,887            1.3%
         Boeing Co. (The)..............  21,469   7,161,200            1.9%
         Caterpillar, Inc..............  31,722   4,579,388            1.2%
         Deere & Co....................  14,542   1,967,969            0.5%
         Delta Air Lines, Inc..........  37,804   1,974,125            0.5%
         FedEx Corp....................  10,904   2,695,469            0.7%
         Honeywell International, Inc..  32,412   4,689,368            1.2%
         Lockheed Martin Corp..........   6,780   2,175,295            0.6%
         Northrop Grumman Corp.........   6,106   1,966,376            0.5%
         Union Pacific Corp............  38,372   5,127,650            1.4%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                      Shares      Value+    of Net Assets**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
*     United Continental Holdings, Inc..............................    30,505 $  2,060,308            0.5%
      United Parcel Service, Inc. Class B...........................    24,946    2,831,371            0.7%
      Waste Management, Inc.........................................    22,100    1,796,509            0.5%
      Other Securities..............................................             30,354,202            8.1%
                                                                               ------------          ------
Total Industrials...................................................             74,345,117           19.6%
                                                                               ------------          ------
Information Technology -- (24.8%)
      Accenture P.L.C. Class A......................................    27,652    4,180,982            1.1%
      Apple, Inc....................................................    89,989   14,871,582            3.9%
      Applied Materials, Inc........................................    53,426    2,653,669            0.7%
      Automatic Data Processing, Inc................................    18,107    2,138,075            0.6%
      International Business Machines Corp..........................    43,611    6,321,851            1.7%
      Mastercard, Inc. Class A......................................    35,826    6,386,701            1.7%
*     Micron Technology, Inc........................................    63,854    2,936,007            0.8%
      Microsoft Corp................................................   154,653   14,463,149            3.8%
      NVIDIA Corp...................................................    22,785    5,124,347            1.3%
      Texas Instruments, Inc........................................    44,597    4,523,474            1.2%
      Visa, Inc. Class A............................................    73,493    9,324,792            2.5%
      Other Securities..............................................             23,754,179            6.2%
                                                                               ------------          ------
Total Information Technology........................................             96,678,808           25.5%
                                                                               ------------          ------
Materials -- (3.9%)
      LyondellBasell Industries NV Class A..........................    17,345    1,833,887            0.5%
      Other Securities..............................................             13,293,706            3.5%
                                                                               ------------          ------
Total Materials.....................................................             15,127,593            4.0%
                                                                               ------------          ------
Telecommunication Services -- (3.1%)
      Verizon Communications, Inc...................................   210,719   10,398,982            2.7%
      Other Securities..............................................              1,531,510            0.4%
                                                                               ------------          ------
Total Telecommunication Services....................................             11,930,492            3.1%
                                                                               ------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                360,251            0.1%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            376,026,995           99.1%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            376,026,995
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 2,636,478    2,636,478            0.7%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund................................   954,395   11,042,353            2.9%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $376,352,979).............................................             $389,705,826          102.7%
                                                                               ============          ======

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 84,198,282          --   --    $ 84,198,282
    Consumer Staples............   42,013,435          --   --      42,013,435
    Energy......................    4,121,758          --   --       4,121,758
    Financials..................   13,517,150          --   --      13,517,150
    Health Care.................   33,734,109          --   --      33,734,109
    Industrials.................   74,345,117          --   --      74,345,117
    Information Technology......   96,678,808          --   --      96,678,808
    Materials...................   15,127,593          --   --      15,127,593
    Telecommunication Services..   11,930,492          --   --      11,930,492
    Utilities...................      360,251          --   --         360,251
  Temporary Cash Investments....    2,636,478          --   --       2,636,478
  Securities Lending Collateral.           -- $11,042,353   --      11,042,353
                                 ------------ -----------   --    ------------
  TOTAL......................... $378,663,473 $11,042,353   --    $389,705,826
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (92.5%)
Real Estate -- (92.5%)
#   Alexandria Real Estate Equities, Inc..........   892,956 $  111,235,529            1.3%
    American Campus Communities, Inc.............. 1,255,493     49,102,331            0.6%
#   American Homes 4 Rent Class A................. 2,283,779     46,132,336            0.6%
    American Tower Corp........................... 3,246,594    442,705,558            5.3%
    Apartment Investment & Management Co. Class A. 1,491,202     60,542,801            0.7%
    AvalonBay Communities, Inc.................... 1,294,940    211,075,220            2.5%
    Boston Properties, Inc........................ 1,477,060    179,329,855            2.1%
    Brixmor Property Group, Inc................... 2,888,376     43,007,919            0.5%
    Camden Property Trust.........................   831,494     71,009,588            0.9%
    Crown Castle International Corp............... 2,723,366    274,705,928            3.3%
    CubeSmart..................................... 1,710,433     50,355,148            0.6%
    DCT Industrial Trust, Inc.....................   894,750     58,668,757            0.7%
#   Digital Realty Trust, Inc..................... 1,902,197    201,043,201            2.4%
    Douglas Emmett, Inc........................... 1,423,845     53,066,703            0.6%
    Duke Realty Corp.............................. 3,372,012     91,381,525            1.1%
    Equinix, Inc..................................   720,471    303,166,992            3.6%
    Equity LifeStyle Properties, Inc..............   780,714     69,608,460            0.8%
    Equity Residential............................ 3,456,874    213,323,695            2.5%
    Essex Property Trust, Inc.....................   629,004    150,765,969            1.8%
#   Extra Space Storage, Inc...................... 1,196,092    107,157,882            1.3%
    Federal Realty Investment Trust...............   683,759     79,213,480            1.0%
    Forest City Realty Trust, Inc. Class A........ 2,292,067     45,978,864            0.6%
    Gaming and Leisure Properties, Inc............ 1,870,000     64,084,900            0.8%
    GGP, Inc...................................... 5,475,114    109,447,529            1.3%
    HCP, Inc...................................... 4,450,308    103,959,195            1.2%
#   Healthcare Trust of America, Inc. Class A..... 1,788,675     44,698,988            0.5%
    Host Hotels & Resorts, Inc.................... 7,137,258    139,604,766            1.7%
    Hudson Pacific Properties, Inc................ 1,467,570     48,239,026            0.6%
#   Iron Mountain, Inc............................ 2,406,163     81,665,172            1.0%
    Kilroy Realty Corp............................   928,148     66,520,367            0.8%
#   Kimco Realty Corp............................. 4,041,002     58,634,939            0.7%
    Liberty Property Trust........................ 1,442,711     60,334,174            0.7%
#   Macerich Co. (The)............................ 1,318,443     75,968,686            0.9%
    Mid-America Apartment Communities, Inc........ 1,102,863    100,867,850            1.2%
#   National Retail Properties, Inc............... 1,396,299     53,115,214            0.6%
#   Omega Healthcare Investors, Inc............... 1,865,077     48,454,700            0.6%
    Prologis, Inc................................. 4,905,234    318,398,739            3.8%
#   Public Storage................................ 1,417,866    286,097,001            3.4%
#   Realty Income Corp............................ 2,544,343    128,514,765            1.5%
#   Regency Centers Corp.......................... 1,577,470     92,834,109            1.1%
*   SBA Communications Corp....................... 1,053,536    168,808,073            2.0%
    Simon Property Group, Inc..................... 2,848,508    445,335,741            5.3%
#   SL Green Realty Corp..........................   968,768     94,687,384            1.1%
    Sun Communities, Inc..........................   707,995     66,445,331            0.8%
    UDR, Inc...................................... 2,540,787     91,849,450            1.1%
    Ventas, Inc................................... 3,366,639    173,112,577            2.1%
    VEREIT, Inc................................... 9,261,049     62,975,133            0.8%
    Vornado Realty Trust.......................... 1,639,064    111,505,524            1.3%
    Welltower, Inc................................ 3,448,237    184,273,785            2.2%
#   WP Carey, Inc.................................   959,557     61,267,714            0.7%
    Other Securities..............................            1,950,571,884           23.3%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            8,204,850,457           97.9%
                                                             --------------           -----
TOTAL INVESTMENT SECURITIES.......................            8,204,850,457
                                                             --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                           Percentage
                                                                 Shares       Value+     of Net Assets**
                                                                 ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 1.630%........................................... 76,303,834 $   76,303,834            0.9%
                                                                          --------------          ------

SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund.......................... 51,017,424    590,271,592            7.0%
                                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,089,203,943).....................................              $8,871,425,883          105.8%
                                                                          ==============          ======

At April 30, 2018, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    528     06/15/18  $72,290,792 $69,880,800  $(2,409,992)
                                               ----------- -----------  ------------
Total futures contracts..                      $72,290,792 $69,880,800  $(2,409,992)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Real Estate................. $8,204,850,457            --   --    $8,204,850,457
Temporary Cash Investments....     76,303,834            --   --        76,303,834
Securities Lending Collateral.             --  $590,271,592   --       590,271,592
Futures Contracts**...........     (2,409,992)           --   --        (2,409,992)
                               --------------  ------------   --    --------------
TOTAL......................... $8,278,744,299  $590,271,592   --    $8,869,015,891
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------    -------    ---------------
 COMMON STOCKS -- (91.0%)
 AUSTRALIA -- (5.1%)
     BHP Billiton, Ltd................... 842,811 $ 19,662,146            0.4%
 #   Commonwealth Bank of Australia...... 461,654   24,857,495            0.5%
     CSL, Ltd............................ 133,309   17,075,421            0.3%
 #   National Australia Bank, Ltd........ 666,762   14,494,762            0.3%
 #   Westpac Banking Corp................ 807,067   17,336,155            0.4%
     Other Securities....................          178,889,335            3.6%
                                                  ------------            ----
 TOTAL AUSTRALIA.........................          272,315,314            5.5%
                                                  ------------            ----

 AUSTRIA -- (0.3%)
     Other Securities....................           14,406,459            0.3%
                                                  ------------            ----

 BELGIUM -- (1.0%)
 #   Anheuser-Busch InBev SA/NV.......... 240,375   23,877,301            0.5%
     Other Securities....................           28,459,651            0.5%
                                                  ------------            ----
 TOTAL BELGIUM...........................           52,336,952            1.0%
                                                  ------------            ----

 CANADA -- (7.8%)
     Royal Bank of Canada................ 239,620   18,222,280            0.4%
     Other Securities....................          399,694,111            8.0%
                                                  ------------            ----
 TOTAL CANADA............................          417,916,391            8.4%
                                                  ------------            ----

 DENMARK -- (1.5%)
     Novo Nordisk A.S. Class B........... 483,626   22,743,922            0.5%
     Other Securities....................           55,869,431            1.1%
                                                  ------------            ----
 TOTAL DENMARK...........................           78,613,353            1.6%
                                                  ------------            ----

 FINLAND -- (1.0%)
     Other Securities....................           52,495,498            1.0%
                                                  ------------            ----

 FRANCE -- (8.8%)
     Air Liquide SA...................... 118,456   15,396,474            0.3%
     Airbus SE........................... 171,642   20,147,867            0.4%
     BNP Paribas SA...................... 281,596   21,739,002            0.4%
 #   L'Oreal SA..........................  68,023   16,379,233            0.3%
     LVMH Moet Hennessy Louis Vuitton SE.  84,168   29,291,458            0.6%
 #   Sanofi.............................. 238,754   18,876,431            0.4%
     Total SA............................ 478,047   30,046,060            0.6%
 #   Vinci SA............................ 150,019   14,999,446            0.3%
     Other Securities....................          307,379,559            6.2%
                                                  ------------            ----
 TOTAL FRANCE............................          474,255,530            9.5%
                                                  ------------            ----

 GERMANY -- (7.1%)
     Allianz SE..........................  70,671   16,715,374            0.3%
     BASF SE............................. 243,976   25,384,094            0.5%
     Bayer AG............................ 185,881   22,216,414            0.4%
     Daimler AG.......................... 326,426   25,662,975            0.5%
     Deutsche Telekom AG................. 950,035   16,629,046            0.3%
     SAP SE.............................. 205,747   22,859,640            0.5%
     Siemens AG.......................... 165,969   21,077,208            0.4%
     Other Securities....................          229,217,980            4.7%
                                                  ------------            ----
 TOTAL GERMANY...........................          379,762,731            7.6%
                                                  ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 3,407,600 $   30,454,394            0.6%
    Other Securities......................              120,519,004            2.4%
                                                     --------------           -----
TOTAL HONG KONG...........................              150,973,398            3.0%
                                                     --------------           -----

IRELAND -- (0.5%)
    Other Securities......................               27,898,520            0.6%
                                                     --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................               20,540,578            0.4%
                                                     --------------           -----

ITALY -- (2.1%)
    Enel SpA.............................. 2,271,536     14,409,989            0.3%
    Other Securities......................               99,293,342            2.0%
                                                     --------------           -----
TOTAL ITALY...............................              113,703,331            2.3%
                                                     --------------           -----

JAPAN -- (21.8%)
    KDDI Corp.............................   545,800     14,651,234            0.3%
    Keyence Corp..........................    26,902     16,404,281            0.3%
    SoftBank Group Corp...................   255,888     19,552,066            0.4%
    Sony Corp.............................   358,400     16,739,465            0.3%
    Sumitomo Mitsui Financial Group, Inc..   341,940     14,251,458            0.3%
    Toyota Motor Corp.....................   456,923     29,961,512            0.6%
    Other Securities......................            1,057,813,532           21.3%
                                                     --------------           -----
TOTAL JAPAN...............................            1,169,373,548           23.5%
                                                     --------------           -----

NETHERLANDS -- (2.9%)
#   Unilever NV...........................   268,265     15,379,248            0.3%
    Other Securities......................              138,851,932            2.8%
                                                     --------------           -----
TOTAL NETHERLANDS.........................              154,231,180            3.1%
                                                     --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities......................               13,775,753            0.3%
                                                     --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               41,208,006            0.8%
                                                     --------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................                8,251,850            0.2%
                                                     --------------           -----

SINGAPORE -- (1.1%)
    Other Securities......................               61,548,842            1.2%
                                                     --------------           -----

SPAIN -- (2.7%)
#   Banco Santander SA.................... 3,760,684     24,297,484            0.5%
    Other Securities......................              118,997,784            2.4%
                                                     --------------           -----
TOTAL SPAIN...............................              143,295,268            2.9%
                                                     --------------           -----

SWEDEN -- (2.3%)
    Other Securities......................              125,563,588            2.5%
                                                     --------------           -----

SWITZERLAND -- (6.0%)
    Nestle SA.............................   825,815     63,975,951            1.3%
    Novartis AG...........................   437,543     33,679,563            0.7%
    Roche Holding AG......................   205,182     45,588,846            0.9%
    Other Securities......................              181,053,529            3.6%
                                                     --------------           -----
TOTAL SWITZERLAND.........................              324,297,889            6.5%
                                                     --------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
UNITED KINGDOM -- (14.5%)
#     Anglo American P.L.C............................    599,142 $   14,097,362            0.3%
#     AstraZeneca P.L.C. Sponsored ADR................    461,956     16,413,297            0.3%
      BP P.L.C. Sponsored ADR.........................    841,441     37,519,832            0.8%
      British American Tobacco P.L.C..................    330,890     18,148,482            0.4%
      Diageo P.L.C. Sponsored ADR.....................    128,576     18,252,649            0.4%
#     GlaxoSmithKline P.L.C. Sponsored ADR............    428,638     17,192,670            0.3%
      Glencore P.L.C..................................  2,981,961     14,364,087            0.3%
      HSBC Holdings P.L.C.............................  1,761,358     17,536,040            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR..............    582,677     29,285,346            0.6%
      Royal Dutch Shell P.L.C. Class A................    491,594     17,103,142            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    352,746     24,656,964            0.5%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    369,024     26,724,718            0.5%
      Unilever P.L.C. Sponsored ADR...................    274,641     15,371,657            0.3%
      Vodafone Group P.L.C............................  6,474,624     18,894,314            0.4%
      Other Securities................................               492,811,076            9.8%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................               778,371,636           15.6%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             4,875,135,615           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities................................                28,971,363            0.6%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                28,971,363            0.6%
                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................             4,904,106,978
                                                                  --------------

                                                                     Value+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@  DFA Short Term Investment Fund.................. 39,421,614    456,108,075            9.1%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,434,854,446).............................              $5,360,215,053          107.5%
                                                                  ==============          ======

At April 30, 2018, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI EAFE Index Future...     85     06/15/18  $ 8,606,123 $ 8,612,625  $     6,502
S&P 500(R) Emini Index...    229     06/15/18   31,349,302  30,308,150   (1,041,152)
                                               ----------- -----------  -----------
Total futures contracts..                      $39,955,425 $38,920,775  $(1,034,650)
                                               =========== ===========  ===========

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                  Level 1       Level 2     Level 3      Total
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $  4,973,360  $  267,341,954   --    $  272,315,314
  Austria.....................           --      14,406,459   --        14,406,459
  Belgium.....................      928,442      51,408,510   --        52,336,952
  Canada......................  417,916,391              --   --       417,916,391
  Denmark.....................    2,839,260      75,774,093   --        78,613,353
  Finland.....................      703,730      51,791,768   --        52,495,498
  France......................   10,142,432     464,113,098   --       474,255,530
  Germany.....................   18,260,085     361,502,646   --       379,762,731
  Hong Kong...................    1,065,385     149,908,013   --       150,973,398
  Ireland.....................    6,618,862      21,279,658   --        27,898,520
  Israel......................    5,507,725      15,032,853   --        20,540,578
  Italy.......................    7,542,944     106,160,387   --       113,703,331
  Japan.......................   39,326,028   1,130,047,520   --     1,169,373,548
  Netherlands.................   40,214,980     114,016,200   --       154,231,180
  New Zealand.................           --      13,775,753   --        13,775,753
  Norway......................    1,213,874      39,994,132   --        41,208,006
  Portugal....................           --       8,251,850   --         8,251,850
  Singapore...................           --      61,548,842   --        61,548,842
  Spain.......................   12,204,543     131,090,725   --       143,295,268
  Sweden......................           --     125,563,588   --       125,563,588
  Switzerland.................   17,852,772     306,445,117   --       324,297,889
  United Kingdom..............  254,862,090     523,509,546   --       778,371,636
Preferred Stocks
  Germany.....................           --      28,971,363   --        28,971,363
Securities Lending Collateral.           --     456,108,075   --       456,108,075
Futures Contracts**...........   (1,034,650)             --   --        (1,034,650)
                               ------------  --------------   --    --------------
TOTAL......................... $841,138,253  $4,518,042,150   --    $5,359,180,403
                               ============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                             Percentage
                                                   Shares      Value++     of Net Assets**
                                                   ------      -------     ---------------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (5.4%)
#   Australia & New Zealand Banking Group, Ltd... 2,805,657 $   56,399,836            0.2%
#   BHP Billiton, Ltd............................ 4,074,214     95,048,347            0.3%
#   Commonwealth Bank of Australia............... 1,329,108     71,565,056            0.3%
#   National Australia Bank, Ltd................. 2,691,791     58,516,939            0.2%
    Other Securities.............................            1,396,391,017            4.8%
                                                            --------------            ----
TOTAL AUSTRALIA..................................            1,677,921,195            5.8%
                                                            --------------            ----

AUSTRIA -- (0.6%)
    Other Securities.............................              187,110,155            0.7%
                                                            --------------            ----

BELGIUM -- (1.2%)
    Other Securities.............................              382,942,533            1.3%
                                                            --------------            ----

CANADA -- (7.6%)
#   Bank of Montreal.............................   835,416     63,433,137            0.2%
#   Bank of Nova Scotia (The)....................   964,105     59,253,893            0.2%
#   Royal Bank of Canada.........................   699,021     53,160,547            0.2%
    Teck Resources, Ltd. Class B................. 2,119,223     53,256,074            0.2%
    Other Securities.............................            2,144,024,373            7.4%
                                                            --------------            ----
TOTAL CANADA.....................................            2,373,128,024            8.2%
                                                            --------------            ----

DENMARK -- (1.5%)
    Other Securities.............................              472,035,115            1.6%
                                                            --------------            ----

FINLAND -- (1.7%)
    Nokia Oyj.................................... 8,533,346     51,201,900            0.2%
    UPM-Kymmene Oyj.............................. 1,735,959     61,941,789            0.2%
    Other Securities.............................              430,522,558            1.5%
                                                            --------------            ----
TOTAL FINLAND....................................              543,666,247            1.9%
                                                            --------------            ----

FRANCE -- (7.0%)
    BNP Paribas SA............................... 1,121,695     86,594,018            0.3%
    Cie Generale des Etablissements Michelin SCA.   509,793     71,688,554            0.3%
    Orange SA.................................... 3,886,424     70,653,710            0.3%
#   Peugeot SA................................... 2,249,431     55,389,037            0.2%
    Total SA..................................... 1,939,637    121,909,456            0.4%
    Other Securities.............................            1,776,186,017            6.0%
                                                            --------------            ----
TOTAL FRANCE.....................................            2,182,420,792            7.5%
                                                            --------------            ----

GERMANY -- (6.7%)
    Allianz SE...................................   278,374     65,842,078            0.2%
    BASF SE...................................... 1,224,687    127,420,607            0.4%
    Bayer AG.....................................   427,990     51,153,173            0.2%
    Bayerische Motoren Werke AG..................   633,323     70,414,044            0.3%
    Daimler AG................................... 1,829,754    143,851,691            0.5%
    Deutsche Telekom AG.......................... 4,893,747     85,658,257            0.3%
    E.ON SE...................................... 5,371,567     58,817,351            0.2%
    Other Securities.............................            1,489,111,264            5.1%
                                                            --------------            ----
TOTAL GERMANY....................................            2,092,268,465            7.2%
                                                            --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd........................  8,634,000 $   77,163,762            0.3%
    Other Securities......................               722,061,555            2.5%
                                                      --------------           -----
TOTAL HONG KONG...........................               799,225,317            2.8%
                                                      --------------           -----

IRELAND -- (0.5%)
    Other Securities......................               154,474,043            0.5%
                                                      --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................               181,181,345            0.6%
                                                      --------------           -----

ITALY -- (3.1%)
    Fiat Chrysler Automobiles NV..........  2,878,006     63,945,750            0.2%
    Other Securities......................               912,292,606            3.2%
                                                      --------------           -----
TOTAL ITALY...............................               976,238,356            3.4%
                                                      --------------           -----

JAPAN -- (22.8%)
    Hitachi, Ltd..........................  7,235,425     52,808,156            0.2%
    Honda Motor Co., Ltd..................  2,640,923     90,810,608            0.3%
    Mitsubishi UFJ Financial Group, Inc...  9,776,100     65,512,990            0.2%
    Nissan Motor Co., Ltd.................  4,846,600     50,988,496            0.2%
    Sumitomo Mitsui Financial Group, Inc..  1,276,170     53,188,520            0.2%
    Toyota Motor Corp.....................  2,741,740    179,782,316            0.6%
    Toyota Motor Corp. Sponsored ADR......    408,823     53,547,637            0.2%
    Other Securities......................             6,567,716,069           22.6%
                                                      --------------           -----
TOTAL JAPAN...............................             7,114,354,792           24.5%
                                                      --------------           -----

NETHERLANDS -- (2.6%)
    Akzo Nobel NV.........................    677,388     61,343,103            0.2%
    Koninklijke Ahold Delhaize NV.........  2,136,192     51,534,512            0.2%
    Other Securities......................               706,673,647            2.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               819,551,262            2.8%
                                                      --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................               119,004,835            0.4%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               265,625,885            0.9%
                                                      --------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................                73,383,353            0.3%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               315,521,217            1.1%
                                                      --------------           -----

SPAIN -- (2.3%)
#   Banco Santander SA.................... 13,286,562     85,843,433            0.3%
    Iberdrola SA..........................  7,957,435     61,478,656            0.2%
    Other Securities......................               561,700,522            1.9%
                                                      --------------           -----
TOTAL SPAIN...............................               709,022,611            2.4%
                                                      --------------           -----

SWEDEN -- (2.4%)
    Other Securities......................               751,148,381            2.6%
                                                      --------------           -----

SWITZERLAND -- (5.0%)
    Nestle SA.............................  2,417,067    187,250,366            0.7%
    Novartis AG Sponsored ADR.............    953,193     73,100,371            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                         Shares        Value++     of Net Assets**
                                                         ------        -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................     181,779 $    58,066,650            0.2%
      Other Securities................................               1,246,489,022            4.2%
                                                                   ---------------          ------
TOTAL SWITZERLAND.....................................               1,564,906,409            5.4%
                                                                   ---------------          ------

UNITED KINGDOM -- (14.8%)
#     Anglo American P.L.C............................   3,796,420      89,326,915            0.3%
      BP P.L.C. Sponsored ADR.........................   4,304,042     191,917,233            0.7%
      British American Tobacco P.L.C..................   1,150,327      63,092,535            0.2%
#     HSBC Holdings P.L.C. Sponsored ADR..............   3,553,561     178,601,976            0.6%
      Lloyds Banking Group P.L.C......................  62,991,647      55,870,241            0.2%
#     Rio Tinto P.L.C. Sponsored ADR..................   1,670,448      91,791,118            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   1,546,368     108,091,123            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   1,716,768     124,328,339            0.4%
#     Tesco P.L.C.....................................  23,595,438      76,424,108            0.3%
      Vodafone Group P.L.C............................  31,621,343      92,277,727            0.3%
#     Vodafone Group P.L.C. Sponsored ADR.............   1,906,729      56,076,892            0.2%
      Other Securities................................               3,516,132,226           12.1%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               4,643,930,433           16.0%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              28,399,060,765           97.9%
                                                                   ---------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG...................................     399,360      82,361,934            0.3%
      Other Securities................................                  85,840,577            0.3%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 168,202,511            0.6%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 168,202,511            0.6%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities................................                       2,233            0.0%
                                                                   ---------------          ------

NORWAY -- (0.0%)
      Other Securities................................                         125            0.0%
                                                                   ---------------          ------

SINGAPORE -- (0.0%)
      Other Securities................................                      15,492            0.0%
                                                                   ---------------          ------

SPAIN -- (0.0%)
      Other Securities................................                      13,772            0.0%
                                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS.................................                      31,622            0.0%
                                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              28,567,295,898
                                                                   ---------------

                                                                       Value+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund.................. 233,241,383   2,698,602,797            9.3%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $25,935,076,285)............................               $31,265,897,695          107.8%
                                                                   ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                          Unrealized
                         Number of Expiration   Notional      Market     Appreciation
Description              Contracts    Date       Value        Value     (Depreciation)
-----------              --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index..   1,860    06/15/18  $251,813,603 $246,171,000  $(5,642,603)
                                              ------------ ------------  ------------
Total futures contracts.                      $251,813,603 $246,171,000  $(5,642,603)
                                              ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia................... $   43,684,275  $ 1,634,236,920   --    $ 1,677,921,195
  Austria.....................         79,464      187,030,691   --        187,110,155
  Belgium.....................     13,348,409      369,594,124   --        382,942,533
  Canada......................  2,373,124,353            3,671   --      2,373,128,024
  Denmark.....................     27,942,584      444,092,531   --        472,035,115
  Finland.....................      5,427,655      538,238,592   --        543,666,247
  France......................     77,443,747    2,104,977,045   --      2,182,420,792
  Germany.....................     82,198,856    2,010,069,609   --      2,092,268,465
  Hong Kong...................      1,549,313      797,676,004   --        799,225,317
  Ireland.....................     21,398,846      133,075,197   --        154,474,043
  Israel......................     24,667,932      156,513,413   --        181,181,345
  Italy.......................     21,576,510      954,661,846   --        976,238,356
  Japan.......................    127,232,257    6,987,122,535   --      7,114,354,792
  Netherlands.................    123,512,065      696,039,197   --        819,551,262
  New Zealand.................        145,245      118,859,590   --        119,004,835
  Norway......................     17,906,825      247,719,060   --        265,625,885
  Portugal....................        267,194       73,116,159   --         73,383,353
  Singapore...................         68,509      315,452,708   --        315,521,217
  Spain.......................     28,194,894      680,827,717   --        709,022,611
  Sweden......................      3,984,792      747,163,589   --        751,148,381
  Switzerland.................    110,881,642    1,454,024,767   --      1,564,906,409
  United Kingdom..............  1,081,111,093    3,562,819,340   --      4,643,930,433
Preferred Stocks
  Germany.....................             --      168,202,511   --        168,202,511
Rights/Warrants
  Hong Kong...................             --            2,233   --              2,233
  Norway......................             --              125   --                125
  Singapore...................             --           15,492   --             15,492
  Spain.......................             --           13,772   --             13,772
Securities Lending Collateral.             --    2,698,602,797   --      2,698,602,797
Futures Contracts**...........     (5,642,603)              --   --         (5,642,603)
                               --------------  ---------------   --    ---------------
TOTAL......................... $4,180,103,857  $27,080,151,235   --    $31,260,255,092
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                  Value+
                                                              ---------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of
     The DFA Investment Trust Company........................ $ 5,379,291,977
   Investment in The Japanese Small Company Series of
     The DFA Investment Trust Company........................   3,726,507,128
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company........................   2,344,886,043
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company........................   1,599,373,548
   Investment in The Canadian Small Company Series of
     The DFA Investment Trust Company........................   1,150,258,282
                                                              ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES... $14,200,316,978
                                                              ===============

At April 30, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...    920     06/15/18  $124,432,709 $121,762,000  $(2,670,709)
                                               ------------ ------------  ------------
Total futures contracts..                      $124,432,709 $121,762,000  $(2,670,709)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 ------------------------------------------------
                                     Level 1      Level 2 Level 3      Total
                                 ---------------  ------- ------- ---------------
Affiliated Investment Companies. $14,200,316,978    --      --    $14,200,316,978
Futures Contracts**.............      (2,670,709)   --      --         (2,670,709)
                                 ---------------    --      --    ---------------
TOTAL........................... $14,197,646,269    --      --    $14,197,646,269
                                 ===============    ==      ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                            Shares    Value+
                                                            ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Small Cap Portfolio of
   DFA Investment Dimensions Group Inc..................... 363,667 $12,953,808
 Investment in The Continental Small Company Series of
   The DFA Investment Trust Company........................           3,616,556
 Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company........................           3,207,640
 Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company........................           2,463,789
 Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company........................           1,583,287
 Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company........................           1,027,017
 Investment in The Canadian Small Company Series of
   The DFA Investment Trust Company........................             716,076
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $24,409,630)...................................         $25,568,173
                                                                    ===========

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $25,568,173    --      --    $25,568,173
                                     -----------    --      --    -----------
    TOTAL........................... $25,568,173    --      --    $25,568,173
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                Value+
                                                             ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company.................... $715,031,790
                                                             ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $715,031,790
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                              ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Asia Pacific Small Company Series of
       The DFA Investment Trust Company...................... $372,785,993
                                                              ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY... $372,785,993
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                  Value+
                                                                -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company........................ $42,909,045
                                                                -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY..... $42,909,045
                                                                ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $757,212,687
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.. $757,212,687
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
   COMMON STOCKS -- (94.1%)
   AUSTRALIA -- (16.7%)
       Dexus Property Group........ 12,740,966 $   90,607,946            1.6%
       Goodman Group............... 23,286,809    158,432,599            2.7%
       Mirvac Group................ 26,223,393     44,007,554            0.8%
       Scentre Group............... 66,397,764    200,687,918            3.5%
       Stockland................... 30,823,367     95,811,604            1.7%
       Vicinity Centres............ 41,773,566     76,486,309            1.3%
       Westfield Corp.............. 25,068,383    173,226,976            3.0%
       Other Securities............               170,035,281            2.8%
                                               --------------           -----
   TOTAL AUSTRALIA.................             1,009,296,187           17.4%
                                               --------------           -----

   BELGIUM -- (2.0%)
       Cofinimmo SA................    274,020     36,375,170            0.6%
       Other Securities............                85,669,672            1.5%
                                               --------------           -----
   TOTAL BELGIUM...................               122,044,842            2.1%
                                               --------------           -----

   CANADA -- (4.9%)
   #   RioCan REIT.................  1,965,677     35,747,932            0.6%
       Other Securities............               258,652,789            4.5%
                                               --------------           -----
   TOTAL CANADA....................               294,400,721            5.1%
                                               --------------           -----

   CHINA -- (0.2%)
       Other Securities............                14,495,662            0.3%
                                               --------------           -----

   FRANCE -- (10.7%)
       Fonciere Des Regions........    450,998     50,438,971            0.9%
       Gecina SA...................    577,669    100,139,077            1.7%
       ICADE.......................    466,762     46,384,208            0.8%
   #   Klepierre SA................  2,896,190    118,537,464            2.0%
       Unibail-Rodamco SE(B1YY4B3).    978,160    234,826,670            4.1%
       Unibail-Rodamco SE(7076242).    293,585     70,516,643            1.2%
       Other Securities............                23,781,173            0.4%
                                               --------------           -----
   TOTAL FRANCE....................               644,624,206           11.1%
                                               --------------           -----

   GERMANY -- (2.2%)
       Alstria Office REIT-AG......  2,109,189     31,731,047            0.5%
       GPT Group (The)............. 24,107,185     87,415,302            1.5%
       Other Securities............                15,019,082            0.3%
                                               --------------           -----
   TOTAL GERMANY...................               134,165,431            2.3%
                                               --------------           -----

   GREECE -- (0.0%)
       Other Securities............                 1,061,526            0.0%
                                               --------------           -----

   HONG KONG -- (4.9%)
       Link REIT................... 26,860,905    237,399,958            4.1%
       Other Securities............                58,696,060            1.0%
                                               --------------           -----
   TOTAL HONG KONG.................               296,096,018            5.1%
                                               --------------           -----

   IRELAND -- (0.3%)
       Other Securities............                15,131,233            0.3%
                                               --------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
ITALY -- (0.4%)
    Other Securities......................            $   24,072,879            0.4%
                                                      --------------           -----

JAPAN -- (20.1%)
    Activia Properties, Inc...............      7,073     31,342,643            0.5%
    Advance Residence Investment Corp.....     16,863     43,443,640            0.8%
#   Daiwa House REIT Investment Corp......     18,683     44,541,933            0.8%
    GLP J-Reit............................     30,929     33,247,621            0.6%
    Japan Hotel REIT Investment Corp......     51,518     38,979,170            0.7%
    Japan Prime Realty Investment Corp....     10,800     39,169,297            0.7%
    Japan Real Estate Investment Corp.....     15,302     79,277,510            1.4%
    Japan Retail Fund Investment Corp.....     33,214     62,269,492            1.1%
#   Kenedix Office Investment Corp........      5,790     35,517,805            0.6%
    Nippon Building Fund, Inc.............     16,810     94,456,949            1.6%
    Nippon Prologis REIT, Inc.............     21,927     46,212,536            0.8%
    Nomura Real Estate Master Fund, Inc...     46,705     65,286,730            1.1%
    Orix JREIT, Inc.......................     32,087     48,910,756            0.8%
    United Urban Investment Corp..........     38,320     58,857,200            1.0%
    Other Securities......................               496,021,185            8.5%
                                                      --------------           -----
TOTAL JAPAN...............................             1,217,534,467           21.0%
                                                      --------------           -----

MALAYSIA -- (0.5%)
    Other Securities......................                29,322,105            0.5%
                                                      --------------           -----

MEXICO -- (1.7%)
#   Fibra Uno Administracion S.A. de C.V.. 36,621,185     60,643,518            1.0%
    Other Securities......................                42,097,640            0.8%
                                                      --------------           -----
TOTAL MEXICO..............................               102,741,158            1.8%
                                                      --------------           -----

NETHERLANDS -- (1.2%)
    Other Securities......................                74,611,742            1.3%
                                                      --------------           -----

NEW ZEALAND -- (0.8%)
    Other Securities......................                48,490,940            0.8%
                                                      --------------           -----

SINGAPORE -- (8.1%)
    Ascendas REIT......................... 30,695,600     61,578,128            1.1%
    CapitaLand Commercial Trust........... 32,667,249     44,629,892            0.8%
    CapitaLand Mall Trust................. 31,558,300     49,835,815            0.9%
    Mapletree Commercial Trust............ 25,626,537     31,237,454            0.5%
    Suntec REIT........................... 33,882,500     49,804,106            0.9%
    Other Securities......................               250,432,368            4.2%
                                                      --------------           -----
TOTAL SINGAPORE...........................               487,517,763            8.4%
                                                      --------------           -----

SOUTH AFRICA -- (3.9%)
#   Growthpoint Properties, Ltd........... 31,668,977     73,924,033            1.3%
    Hyprop Investments, Ltd...............  3,324,050     30,347,165            0.5%
    Redefine Properties, Ltd.............. 70,206,030     67,468,919            1.2%
    Other Securities......................                62,707,722            1.0%
                                                      --------------           -----
TOTAL SOUTH AFRICA........................               234,447,839            4.0%
                                                      --------------           -----

SPAIN -- (1.6%)
    Merlin Properties Socimi SA...........  5,201,113     80,252,173            1.4%
    Other Securities......................                16,245,438            0.3%
                                                      --------------           -----
TOTAL SPAIN...............................                96,497,611            1.7%
                                                      --------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
TAIWAN -- (0.2%)
      Other Securities...............            $   11,449,928            0.2%
                                                 --------------          ------

TURKEY -- (0.4%)
      Other Securities...............                24,996,876            0.4%
                                                 --------------          ------

UNITED KINGDOM -- (13.3%)
      British Land Co. P.L.C. (The).. 13,250,011    122,362,572            2.1%
      Derwent London P.L.C...........  1,518,004     66,579,009            1.1%
      Great Portland Estates P.L.C...  4,044,340     38,970,871            0.7%
      Hammerson P.L.C................ 10,495,798     79,121,418            1.4%
#     Intu Properties P.L.C.......... 12,733,927     34,217,769            0.6%
      Land Securities Group P.L.C....  9,631,416    130,748,225            2.3%
#     Segro P.L.C.................... 14,352,829    127,363,410            2.2%
      Shaftesbury P.L.C..............  3,398,008     47,278,949            0.8%
      Other Securities...............               159,844,460            2.7%
                                                 --------------          ------
TOTAL UNITED KINGDOM.................               806,486,683           13.9%
                                                 --------------          ------
TOTAL COMMON STOCKS..................             5,689,485,817           98.1%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             5,689,485,817
                                                 --------------

                                                    Value+
                                                    ------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund. 30,638,137    354,483,247            6.1%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,514,151,669)............              $6,043,969,064          104.2%
                                                 ==============          ======

At April 30, 2018, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    370     06/15/18  $48,304,593 $48,969,500    $664,907
                                               ----------- -----------    --------
Total futures contracts..                      $48,304,593 $48,969,500    $664,907
                                               =========== ===========    ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $     56,028 $1,009,240,159   --    $1,009,296,187
  Belgium.....................           --    122,044,842   --       122,044,842
  Canada......................  294,400,721             --   --       294,400,721
  China.......................           --     14,495,662   --        14,495,662
  France......................   70,516,643    574,107,563   --       644,624,206
  Germany.....................           --    134,165,431   --       134,165,431
  Greece......................           --      1,061,526   --         1,061,526
  Hong Kong...................           --    296,096,018   --       296,096,018
  Ireland.....................           --     15,131,233   --        15,131,233
  Italy.......................           --     24,072,879   --        24,072,879
  Japan.......................           --  1,217,534,467   --     1,217,534,467
  Malaysia....................           --     29,322,105   --        29,322,105
  Mexico......................  102,741,158             --   --       102,741,158
  Netherlands.................           --     74,611,742   --        74,611,742
  New Zealand.................           --     48,490,940   --        48,490,940
  Singapore...................           --    487,517,763   --       487,517,763
  South Africa................           --    234,447,839   --       234,447,839
  Spain.......................           --     96,497,611   --        96,497,611
  Taiwan......................    2,364,127      9,085,801   --        11,449,928
  Turkey......................           --     24,996,876   --        24,996,876
  United Kingdom..............           --    806,486,683   --       806,486,683
Securities Lending Collateral.           --    354,483,247   --       354,483,247
Futures Contracts**...........      664,907             --   --           664,907
                               ------------ --------------   --    --------------
TOTAL......................... $470,743,584 $5,573,890,387   --    $6,044,633,971
                               ============ ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (43.1%)
UNITED STATES -- (43.1%)
#   Alexandria Real Estate Equities, Inc..........   352,445 $   43,904,074            0.6%
    American Campus Communities, Inc..............   476,932     18,652,811            0.3%
#   American Homes 4 Rent Class A.................   894,639     18,071,716            0.3%
    American Tower Corp........................... 1,524,978    207,946,000            2.9%
#   Apartment Investment & Management Co. Class A.   549,057     22,291,714            0.3%
#   AvalonBay Communities, Inc....................   473,237     77,137,631            1.1%
    Boston Properties, Inc........................   528,226     64,131,919            0.9%
    Camden Property Trust.........................   322,978     27,582,321            0.4%
#   Crown Castle International Corp............... 1,391,266    140,337,001            2.0%
#   CubeSmart.....................................   655,345     19,293,357            0.3%
    DCT Industrial Trust, Inc.....................   339,254     22,244,885            0.3%
    Digital Realty Trust, Inc.....................   705,690     74,584,355            1.0%
#   Douglas Emmett, Inc...........................   564,085     21,023,448            0.3%
    Duke Realty Corp.............................. 1,243,551     33,700,232            0.5%
#   Equinix, Inc..................................   271,508    114,247,851            1.6%
    Equity LifeStyle Properties, Inc..............   292,766     26,103,017            0.4%
#   Equity Residential............................ 1,261,671     77,857,717            1.1%
#   Essex Property Trust, Inc.....................   226,314     54,245,203            0.8%
    Extra Space Storage, Inc......................   439,044     39,333,952            0.6%
#   Federal Realty Investment Trust...............   254,941     29,534,915            0.4%
    Gaming and Leisure Properties, Inc............   718,705     24,630,020            0.3%
    GGP, Inc...................................... 2,007,174     40,123,408            0.6%
    HCP, Inc...................................... 1,635,956     38,215,932            0.5%
#   Host Hotels & Resorts, Inc.................... 2,515,703     49,207,151            0.7%
    Hudson Pacific Properties, Inc................   558,331     18,352,340            0.3%
    Iron Mountain, Inc............................   942,393     31,984,818            0.4%
#   Kilroy Realty Corp............................   343,891     24,646,668            0.3%
#   Kimco Realty Corp............................. 1,488,059     21,591,736            0.3%
    Lamar Advertising Co. Class A.................   292,582     18,640,399            0.3%
    Liberty Property Trust........................   514,612     21,521,074            0.3%
#   Macerich Co. (The)............................   417,053     24,030,594            0.3%
    Mid-America Apartment Communities, Inc........   396,028     36,220,677            0.5%
    National Retail Properties, Inc...............   536,905     20,423,866            0.3%
#   Omega Healthcare Investors, Inc...............   695,403     18,066,570            0.3%
    Prologis, Inc................................. 1,801,015    116,903,884            1.6%
    Public Storage................................   536,910    108,337,700            1.5%
#   Realty Income Corp............................   974,074     49,200,478            0.7%
#   Regency Centers Corp..........................   532,093     31,313,649            0.4%
#*  SBA Communications Corp.......................   399,258     63,973,109            0.9%
#   Simon Property Group, Inc..................... 1,054,164    164,808,000            2.3%
#   SL Green Realty Corp..........................   332,157     32,465,025            0.5%
    Sun Communities, Inc..........................   278,287     26,117,235            0.4%
#   UDR, Inc......................................   932,108     33,695,704            0.5%
    Ventas, Inc................................... 1,220,604     62,763,458            0.9%
#   VEREIT, Inc................................... 3,381,590     22,994,812            0.3%
#   Vornado Realty Trust..........................   595,616     40,519,756            0.6%
    Welltower, Inc................................ 1,274,686     68,119,220            1.0%
#   WP Carey, Inc.................................   379,214     24,212,814            0.3%
    Other Securities..............................              795,646,161           10.8%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            3,160,950,377           44.2%
                                                             --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares       Value++     of Net Assets**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (54.2%)
UNITED STATES -- (54.2%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 476,534,331 $2,492,274,551           34.9%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  45,252,203  1,483,819,724           20.8%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,976,094,275           55.7%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,976,094,275           55.7%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              7,137,044,652
                                                                             --------------

                                                                                Value+
                                                                     -          ------             -
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@  DFA Short Term Investment Fund............................  16,900,562    195,539,503            2.7%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,783,552,540).......................................               $7,332,584,155          102.6%
                                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $3,160,950,377           --   --    $3,160,950,377
Affiliated Investment Companies
  United States.................  3,976,094,275           --   --     3,976,094,275
Securities Lending Collateral...             -- $195,539,503   --       195,539,503
                                 -------------- ------------   --    --------------
TOTAL........................... $7,137,044,652 $195,539,503   --    $7,332,584,155
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (6.3%)
    Beach Energy, Ltd................ 45,369,328 $   53,508,636            0.3%
    Cleanaway Waste Management, Ltd.. 49,607,719     58,911,384            0.4%
    Downer EDI, Ltd.................. 14,055,450     72,340,258            0.5%
#   Metcash, Ltd..................... 22,580,986     60,948,548            0.4%
    OZ Minerals, Ltd.................  7,698,143     53,124,661            0.3%
    WorleyParsons, Ltd...............  4,370,365     53,269,395            0.3%
    Other Securities.................               723,084,566            4.4%
                                                 --------------            ----
TOTAL AUSTRALIA......................             1,075,187,448            6.6%
                                                 --------------            ----

AUSTRIA -- (1.0%)
    Wienerberger AG..................  2,684,294     67,638,559            0.4%
    Other Securities.................               110,841,762            0.7%
                                                 --------------            ----
TOTAL AUSTRIA........................               178,480,321            1.1%
                                                 --------------            ----

BELGIUM -- (1.4%)
    Ackermans & van Haaren NV........    332,154     59,935,741            0.4%
    Other Securities.................               170,765,314            1.0%
                                                 --------------            ----
TOTAL BELGIUM........................               230,701,055            1.4%
                                                 --------------            ----

CANADA -- (7.3%)
#   Canadian Western Bank............  2,378,567     63,115,992            0.4%
*   IAMGOLD Corp..................... 10,460,281     57,191,614            0.4%
    Other Securities.................             1,125,239,507            6.9%
                                                 --------------            ----
TOTAL CANADA.........................             1,245,547,113            7.7%
                                                 --------------            ----

DENMARK -- (1.5%)
    Jyske Bank A.S...................  1,224,516     73,323,500            0.5%
    Sydbank A.S......................  1,624,758     60,064,321            0.4%
    Other Securities.................               120,827,280            0.7%
                                                 --------------            ----
TOTAL DENMARK........................               254,215,101            1.6%
                                                 --------------            ----

FINLAND -- (2.3%)
#   Kesko Oyj Class B................  1,598,059     93,837,658            0.6%
    Metsa Board Oyj..................  5,022,622     56,275,033            0.4%
    Other Securities.................               245,453,110            1.4%
                                                 --------------            ----
TOTAL FINLAND........................               395,565,801            2.4%
                                                 --------------            ----

FRANCE -- (4.1%)
    Rexel SA.........................  6,155,587     95,422,366            0.6%
    Other Securities.................               612,454,090            3.8%
                                                 --------------            ----
TOTAL FRANCE.........................               707,876,456            4.4%
                                                 --------------            ----

GERMANY -- (6.5%)
    Aareal Bank AG...................  1,761,663     88,116,624            0.6%
    Aurubis AG.......................  1,158,293    103,509,990            0.6%
#   K+S AG...........................  3,048,592     89,536,076            0.6%
    Leoni AG.........................    845,772     52,968,412            0.3%
    Rheinmetall AG...................    981,706    128,290,590            0.8%
    Salzgitter AG....................  1,310,505     71,967,212            0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                       ------      -------     ---------------
  GERMANY -- (Continued)
      Other Securities..............            $  583,106,729            3.5%
                                                --------------           -----
  TOTAL GERMANY.....................             1,117,495,633            6.9%
                                                --------------           -----

  GREECE -- (0.0%)
      Other Securities..............                     2,074            0.0%
                                                --------------           -----

  HONG KONG -- (3.1%)
      Other Securities..............               536,685,914            3.3%
                                                --------------           -----

  IRELAND -- (0.3%)
      Other Securities..............                53,230,804            0.3%
                                                --------------           -----

  ISRAEL -- (0.6%)
      Other Securities..............               110,349,956            0.7%
                                                --------------           -----

  ITALY -- (4.7%)
  #   A2A SpA....................... 26,795,521     53,878,933            0.3%
  #*  Banco BPM SpA................. 21,480,343     77,916,524            0.5%
  #   BPER Banca.................... 14,472,034     83,539,576            0.5%
  #   Unione di Banche Italiane SpA. 25,149,018    129,535,502            0.8%
      Unipol Gruppo SpA............. 13,259,468     71,019,477            0.5%
      Other Securities..............               381,908,463            2.3%
                                                --------------           -----
  TOTAL ITALY.......................               797,798,475            4.9%
                                                --------------           -----

  JAPAN -- (26.3%)
      Other Securities..............             4,480,810,154           27.6%
                                                --------------           -----

  NETHERLANDS -- (2.2%)
      APERAM SA.....................  1,372,656     66,881,872            0.4%
      ASR Nederland NV..............  1,185,307     55,903,541            0.4%
  #   Boskalis Westminster..........  2,223,100     65,857,690            0.4%
      SBM Offshore NV...............  5,517,816     92,584,645            0.6%
      Other Securities..............                99,433,428            0.5%
                                                --------------           -----
  TOTAL NETHERLANDS.................               380,661,176            2.3%
                                                --------------           -----

  NEW ZEALAND -- (0.4%)
      Other Securities..............                62,708,840            0.4%
                                                --------------           -----

  NORWAY -- (0.9%)
      Other Securities..............               153,017,985            0.9%
                                                --------------           -----

  PORTUGAL -- (0.4%)
      Other Securities..............                66,938,364            0.4%
                                                --------------           -----

  SINGAPORE -- (1.0%)
      Other Securities..............               163,979,947            1.0%
                                                --------------           -----

  SPAIN -- (2.6%)
  #   Acciona SA....................    827,998     69,258,969            0.4%
  #   Acerinox SA...................  3,881,667     54,512,294            0.3%
      Other Securities..............               322,600,636            2.0%
                                                --------------           -----
  TOTAL SPAIN.......................               446,371,899            2.7%
                                                --------------           -----

  SWEDEN -- (1.8%)
      Other Securities..............               300,272,081            1.9%
                                                --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
SWITZERLAND -- (3.8%)
       GAM Holding AG..................   3,576,356 $    57,086,570            0.4%
       Helvetia Holding AG.............     145,920      86,678,146            0.5%
       Other Securities................                 499,670,336            3.1%
                                                    ---------------          ------
TOTAL SWITZERLAND......................                 643,435,052            4.0%
                                                    ---------------          ------

UNITED KINGDOM -- (14.4%)
       Beazley P.L.C...................   9,204,078      74,758,477            0.5%
       Bellway P.L.C...................   2,984,036     135,971,483            0.8%
       Bodycote P.L.C..................   4,114,367      50,655,576            0.3%
       Bovis Homes Group P.L.C.........   4,858,289      82,661,663            0.5%
       Centamin P.L.C..................  32,079,579      69,318,610            0.4%
       Close Brothers Group P.L.C......   2,519,808      53,054,940            0.3%
#      Greene King P.L.C...............   8,226,218      61,802,948            0.4%
       GVC Holdings P.L.C..............   4,115,032      50,370,441            0.3%
       Hiscox, Ltd.....................   6,782,867     138,699,753            0.9%
       Man Group P.L.C.................  27,961,852      69,447,443            0.4%
       Meggitt P.L.C...................  11,584,537      75,048,709            0.5%
       National Express Group P.L.C....   9,362,195      50,521,852            0.3%
       Phoenix Group Holdings..........   7,519,815      81,230,266            0.5%
       Redrow P.L.C....................   7,158,893      61,688,867            0.4%
       TP ICAP P.L.C...................   9,708,212      62,888,057            0.4%
       Vesuvius P.L.C..................   7,316,120      59,083,781            0.4%
       Other Securities................               1,285,093,572            7.9%
                                                    ---------------          ------
TOTAL UNITED KINGDOM...................               2,462,296,438           15.2%
                                                    ---------------          ------
TOTAL COMMON STOCKS....................              15,863,628,087           97.7%
                                                    ---------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
       Other Securities................                  13,893,015            0.1%
                                                    ---------------          ------
TOTAL PREFERRED STOCKS.................                  13,893,015            0.1%
                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
       Other Securities................                       1,530            0.0%
                                                    ---------------          ------

SPAIN -- (0.0%)
       Other Securities................                      69,340            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                      70,870            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              15,877,591,971
                                                    ---------------

                                                        Value+
                                            -           ------             -

SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@   DFA Short Term Investment Fund.. 103,157,323   1,193,530,223            7.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,876,072,692).............               $17,071,122,194          105.1%
                                                    ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


At April 30, 2018, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,042    06/15/18  $142,458,860 $137,908,700  $(4,550,160)
                                               ------------ ------------  ------------
Total futures contracts..                      $142,458,860 $137,908,700  $(4,550,160)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia...................             --  $ 1,075,187,448   --    $ 1,075,187,448
  Austria.....................             --      178,480,321   --        178,480,321
  Belgium.....................             --      230,701,055   --        230,701,055
  Canada...................... $1,245,546,756              357   --      1,245,547,113
  Denmark.....................             --      254,215,101   --        254,215,101
  Finland.....................             --      395,565,801   --        395,565,801
  France......................             --      707,876,456   --        707,876,456
  Germany.....................             --    1,117,495,633   --      1,117,495,633
  Greece......................             --            2,074   --              2,074
  Hong Kong...................         78,021      536,607,893   --        536,685,914
  Ireland.....................             --       53,230,804   --         53,230,804
  Israel......................             --      110,349,956   --        110,349,956
  Italy.......................             --      797,798,475   --        797,798,475
  Japan.......................     14,540,988    4,466,269,166   --      4,480,810,154
  Netherlands.................             --      380,661,176   --        380,661,176
  New Zealand.................             --       62,708,840   --         62,708,840
  Norway......................             --      153,017,985   --        153,017,985
  Portugal....................             --       66,938,364   --         66,938,364
  Singapore...................             --      163,979,947   --        163,979,947
  Spain.......................             --      446,371,899   --        446,371,899
  Sweden......................             --      300,272,081   --        300,272,081
  Switzerland.................             --      643,435,052   --        643,435,052
  United Kingdom..............             --    2,462,296,438   --      2,462,296,438
Preferred Stocks
  Germany.....................             --       13,893,015   --         13,893,015
Rights/Warrants
  Hong Kong...................             --            1,530   --              1,530
  Spain.......................             --           69,340   --             69,340
Securities Lending Collateral.             --    1,193,530,223   --      1,193,530,223
Futures Contracts**...........     (4,550,160)              --   --         (4,550,160)
                               --------------  ---------------   --    ---------------
TOTAL......................... $1,255,615,605  $15,810,956,429   --    $17,066,572,034
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (91.3%)
AUSTRALIA -- (5.6%)
#   Australia & New Zealand Banking Group, Ltd.. 214,260 $  4,307,094            0.2%
    BHP Billiton, Ltd........................... 314,531    7,337,772            0.3%
    BlueScope Steel, Ltd........................ 393,906    4,840,893            0.2%
    Woodside Petroleum, Ltd..................... 195,034    4,726,354            0.2%
    Other Securities............................          139,615,336            5.1%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          160,827,449            6.0%
                                                         ------------            ----

AUSTRIA -- (0.8%)
    Other Securities............................           23,177,227            0.9%
                                                         ------------            ----

BELGIUM -- (1.6%)
    Ageas....................................... 107,511    5,751,022            0.2%
#   Umicore SA.................................. 107,492    5,978,548            0.2%
    Other Securities............................           34,628,250            1.3%
                                                         ------------            ----
TOTAL BELGIUM...................................           46,357,820            1.7%
                                                         ------------            ----

CANADA -- (7.5%)
    Teck Resources, Ltd. Class B................ 221,978    5,578,307            0.2%
    Other Securities............................          212,649,799            7.9%
                                                         ------------            ----
TOTAL CANADA....................................          218,228,106            8.1%
                                                         ------------            ----

DENMARK -- (1.7%)
    Other Securities............................           48,904,333            1.8%
                                                         ------------            ----

FINLAND -- (2.1%)
#   Neste Oyj...................................  50,237    4,230,283            0.2%
    Stora Enso Oyj Class R...................... 218,840    4,316,532            0.2%
    UPM-Kymmene Oyj............................. 258,374    9,219,197            0.4%
    Other Securities............................           42,371,181            1.4%
                                                         ------------            ----
TOTAL FINLAND...................................           60,137,193            2.2%
                                                         ------------            ----

FRANCE -- (6.1%)
    BNP Paribas SA..............................  73,561    5,678,854            0.2%
    Cie de Saint-Gobain.........................  98,275    5,141,848            0.2%
    Renault SA..................................  41,368    4,483,526            0.2%
#   Total SA.................................... 192,243   12,082,797            0.5%
*   Ubisoft Entertainment SA....................  48,372    4,621,848            0.2%
    Other Securities............................          146,050,235            5.3%
                                                         ------------            ----
TOTAL FRANCE....................................          178,059,108            6.6%
                                                         ------------            ----

GERMANY -- (6.0%)
    Allianz SE..................................  24,707    5,843,794            0.2%
    Daimler AG..................................  89,896    7,067,448            0.3%
    Deutsche Lufthansa AG....................... 152,127    4,421,603            0.2%
    E.ON SE..................................... 588,434    6,443,209            0.3%
#   K+S AG...................................... 156,431    4,594,324            0.2%
    RWE AG...................................... 247,438    5,914,195            0.2%
    Uniper SE................................... 144,960    4,482,042            0.2%
    Other Securities............................          136,063,408            4.9%
                                                         ------------            ----
TOTAL GERMANY...................................          174,830,023            6.5%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
HONG KONG -- (2.6%)
    Other Securities.....................           $ 75,508,045            2.8%
                                                    ------------           -----

IRELAND -- (0.5%)
    Other Securities.....................             15,304,490            0.6%
                                                    ------------           -----

ISRAEL -- (0.7%)
    Other Securities.....................             20,345,529            0.7%
                                                    ------------           -----

ITALY -- (3.3%)
    Assicurazioni Generali SpA...........   303,243    6,119,126            0.2%
#*  Banco BPM SpA........................ 1,218,177    4,418,743            0.2%
    Eni SpA..............................   211,731    4,139,003            0.2%
    Fiat Chrysler Automobiles NV.........   304,185    6,758,616            0.3%
#   Unione di Banche Italiane SpA........   841,967    4,336,735            0.2%
    Other Securities.....................             70,903,492            2.5%
                                                    ------------           -----
TOTAL ITALY..............................             96,675,715            3.6%
                                                    ------------           -----

JAPAN -- (23.7%)
    Honda Motor Co., Ltd.................   138,023    4,746,050            0.2%
    Mitsubishi Chemical Holdings Corp....   464,080    4,390,012            0.2%
    Mitsubishi UFJ Financial Group, Inc..   817,300    5,477,007            0.2%
    Toyota Motor Corp....................    73,263    4,804,027            0.2%
#   Toyota Motor Corp. Sponsored ADR.....    36,827    4,823,600            0.2%
    Other Securities.....................            663,268,374           24.5%
                                                    ------------           -----
TOTAL JAPAN..............................            687,509,070           25.5%
                                                    ------------           -----

NETHERLANDS -- (2.4%)
    Koninklijke Ahold Delhaize NV........   219,005    5,283,381            0.2%
    Other Securities.....................             63,576,873            2.3%
                                                    ------------           -----
TOTAL NETHERLANDS........................             68,860,254            2.5%
                                                    ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities.....................             13,634,778            0.5%
                                                    ------------           -----

NORWAY -- (1.0%)
    Other Securities.....................             27,419,536            1.0%
                                                    ------------           -----

PORTUGAL -- (0.4%)
    Other Securities.....................             10,528,248            0.4%
                                                    ------------           -----

SINGAPORE -- (1.0%)
    Other Securities.....................             30,092,910            1.1%
                                                    ------------           -----

SPAIN -- (2.0%)
#   Banco Santander SA...................   955,782    6,175,232            0.2%
    Repsol SA............................   237,537    4,532,880            0.2%
    Other Securities.....................             48,383,103            1.8%
                                                    ------------           -----
TOTAL SPAIN..............................             59,091,215            2.2%
                                                    ------------           -----

SWEDEN -- (2.4%)
#   Boliden AB...........................   124,690    4,320,462            0.2%
    Other Securities.....................             65,695,085            2.4%
                                                    ------------           -----
TOTAL SWEDEN.............................             70,015,547            2.6%
                                                    ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
SWITZERLAND -- (5.0%)
      Baloise Holding AG..............................     26,119 $    4,139,989            0.2%
      Clariant AG.....................................    182,599      4,215,352            0.2%
      Nestle SA.......................................    110,012      8,522,638            0.3%
      Novartis AG Sponsored ADR.......................     73,269      5,619,000            0.2%
      Other Securities................................               123,624,985            4.5%
                                                                  --------------          ------
TOTAL SWITZERLAND.....................................               146,121,964            5.4%
                                                                  --------------          ------

UNITED KINGDOM -- (14.4%)
      Anglo American P.L.C............................    450,994     10,611,551            0.4%
      Aviva P.L.C.....................................    570,076      4,141,981            0.2%
      BP P.L.C. Sponsored ADR.........................    244,019     10,880,814            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR..............    234,122     11,766,972            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    161,774     11,307,989            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    102,022      7,388,433            0.3%
      Vodafone Group P.L.C............................  1,755,059      5,121,631            0.2%
      Vodafone Group P.L.C. Sponsored ADR.............    142,624      4,194,577            0.2%
      WM Morrison Supermarkets P.L.C..................  1,351,214      4,506,519            0.2%
      Other Securities................................               349,161,101           12.8%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................               419,081,568           15.5%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             2,650,710,128           98.2%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...................................     25,998      5,361,693            0.2%
      Other Securities................................                 8,606,006            0.3%
                                                                  --------------          ------
TOTAL GERMANY.........................................                13,967,699            0.5%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                13,967,699            0.5%
                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities................................                     1,052            0.0%
                                                                  --------------          ------

HONG KONG -- (0.0%)
      Other Securities................................                       414            0.0%
                                                                  --------------          ------

SINGAPORE -- (0.0%)
      Other Securities................................                     6,440            0.0%
                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities................................                     1,625            0.0%
                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS.................................                     9,531            0.0%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             2,664,687,358
                                                                  --------------

                                                                     Value+
                                                           -         ------             -
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund.................. 20,491,503    237,086,694            8.8%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,333,369,304).............................              $2,901,774,052          107.5%
                                                                  ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                       Unrealized
                          Number of Expiration  Notional    Market    Appreciation
Description               Contracts    Date      Value      Value    (Depreciation)
-----------               --------- ---------- ---------- ---------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    60      06/15/18  $8,009,005 $7,941,000   $(68,005)
                                               ---------- ----------   ---------
Total futures contracts..                      $8,009,005 $7,941,000   $(68,005)
                                               ========== ==========   =========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                  Level 1       Level 2     Level 3      Total
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $  3,646,289  $  157,181,160   --    $  160,827,449
  Austria.....................           --      23,177,227   --        23,177,227
  Belgium.....................      643,314      45,714,506   --        46,357,820
  Canada......................  218,225,554           2,552   --       218,228,106
  Denmark.....................           --      48,904,333   --        48,904,333
  Finland.....................           --      60,137,193   --        60,137,193
  France......................      647,457     177,411,651   --       178,059,108
  Germany.....................    4,266,222     170,563,801   --       174,830,023
  Hong Kong...................      350,204      75,157,841   --        75,508,045
  Ireland.....................    2,436,445      12,868,045   --        15,304,490
  Israel......................    1,149,267      19,196,262   --        20,345,529
  Italy.......................      609,064      96,066,651   --        96,675,715
  Japan.......................   10,704,308     676,804,762   --       687,509,070
  Netherlands.................    8,588,622      60,271,632   --        68,860,254
  New Zealand.................        6,399      13,628,379   --        13,634,778
  Norway......................      299,057      27,120,479   --        27,419,536
  Portugal....................           --      10,528,248   --        10,528,248
  Singapore...................       25,979      30,066,931   --        30,092,910
  Spain.......................    2,375,809      56,715,406   --        59,091,215
  Sweden......................      205,269      69,810,278   --        70,015,547
  Switzerland.................    8,973,046     137,148,918   --       146,121,964
  United Kingdom..............   63,641,630     355,439,938   --       419,081,568
Preferred Stocks
  Germany.....................           --      13,967,699   --        13,967,699
Rights/Warrants
  France......................           --           1,052   --             1,052
  Hong Kong...................           --             414   --               414
  Singapore...................           --           6,440   --             6,440
  Spain.......................           --           1,625   --             1,625
Securities Lending Collateral.           --     237,086,694   --       237,086,694
Futures Contracts**...........      (68,005)             --   --           (68,005)
                               ------------  --------------   --    --------------
TOTAL......................... $326,725,930  $2,574,980,117   --    $2,901,706,047
                               ============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                                  Shares    Value++   of Net Assets**
                                                  ------    -------   ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.4%)
    BHP Billiton, Ltd............................  90,976 $ 2,122,402            1.2%
    CSL, Ltd.....................................   9,082   1,163,305            0.6%
    Other Securities.............................           7,052,849            3.9%
                                                          -----------           -----
TOTAL AUSTRALIA..................................          10,338,556            5.7%
                                                          -----------           -----

AUSTRIA -- (0.2%)
    Other Securities.............................             420,593            0.2%
                                                          -----------           -----

BELGIUM -- (1.2%)
    Other Securities.............................           2,264,815            1.2%
                                                          -----------           -----

CANADA -- (7.7%)
    Canadian National Railway Co.................  16,843   1,301,627            0.7%
    Royal Bank of Canada.........................  27,874   2,119,818            1.2%
    Other Securities.............................          11,169,996            6.1%
                                                          -----------           -----
TOTAL CANADA.....................................          14,591,441            8.0%
                                                          -----------           -----

DENMARK -- (1.6%)
    Novo Nordisk A.S. Class B....................  40,249   1,892,827            1.0%
#   Pandora A.S..................................   7,293     810,172            0.5%
    Other Securities.............................             253,463            0.1%
                                                          -----------           -----
TOTAL DENMARK....................................           2,956,462            1.6%
                                                          -----------           -----

FINLAND -- (0.9%)
    Other Securities.............................           1,667,987            0.9%
                                                          -----------           -----

FRANCE -- (9.8%)
    Air Liquide SA...............................   9,703   1,261,160            0.7%
    Airbus SE....................................  10,892   1,278,537            0.7%
    Cie Generale des Etablissements Michelin SCA.   8,785   1,235,372            0.7%
#   Danone SA....................................  11,530     933,997            0.5%
    LVMH Moet Hennessy Louis Vuitton SE..........   5,988   2,083,895            1.1%
    Orange SA....................................  54,631     993,171            0.6%
#   Vinci SA.....................................  11,541   1,153,911            0.6%
    Other Securities.............................           9,593,231            5.3%
                                                          -----------           -----
TOTAL FRANCE.....................................          18,533,274           10.2%
                                                          -----------           -----

GERMANY -- (7.3%)
    Adidas AG....................................   3,892     956,534            0.5%
    BASF SE......................................  21,794   2,267,522            1.2%
    Deutsche Post AG.............................  23,879   1,036,454            0.6%
    Deutsche Telekom AG.......................... 100,280   1,755,262            1.0%
    E.ON SE......................................  88,762     971,922            0.5%
    Fresenius SE & Co. KGaA......................  11,058     842,114            0.5%
    Other Securities.............................           6,115,959            3.4%
                                                          -----------           -----
TOTAL GERMANY....................................          13,945,767            7.7%
                                                          -----------           -----

HONG KONG -- (2.7%)
    Other Securities.............................           5,189,284            2.9%
                                                          -----------           -----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                             Percentage
                                       Shares    Value++   of Net Assets**
                                       ------    -------   ---------------
     IRELAND -- (0.5%)
         Other Securities.............         $   915,142            0.5%
                                               -----------           -----

     ISRAEL -- (0.3%)
         Other Securities.............             580,467            0.3%
                                               -----------           -----

     ITALY -- (2.3%)
         Enel SpA..................... 187,070   1,186,720            0.6%
         Fiat Chrysler Automobiles NV.  47,136   1,047,304            0.6%
         Other Securities.............           2,157,862            1.2%
                                               -----------           -----
     TOTAL ITALY......................           4,391,886            2.4%
                                               -----------           -----

     JAPAN -- (21.9%)
         Hitachi, Ltd................. 143,000   1,043,694            0.6%
         KDDI Corp....................  50,300   1,350,233            0.7%
         NTT DOCOMO, Inc..............  33,300     860,272            0.5%
         Panasonic Corp...............  59,900     886,948            0.5%
         Seven & I Holdings Co., Ltd..  20,000     881,216            0.5%
         SoftBank Group Corp..........  23,900   1,826,168            1.0%
         Sony Corp....................  32,900   1,536,631            0.8%
         Other Securities.............          33,294,130           18.3%
                                               -----------           -----
     TOTAL JAPAN......................          41,679,292           22.9%
                                               -----------           -----

     NETHERLANDS -- (3.0%)
     #   Unilever NV..................  40,262   2,299,766            1.3%
         Wolters Kluwer NV............  15,178     821,278            0.5%
         Other Securities.............           2,612,810            1.3%
                                               -----------           -----
     TOTAL NETHERLANDS................           5,733,854            3.1%
                                               -----------           -----

     NEW ZEALAND -- (0.2%)
         Other Securities.............             394,323            0.2%
                                               -----------           -----

     NORWAY -- (0.9%)
         Other Securities.............           1,692,479            0.9%
                                               -----------           -----

     PORTUGAL -- (0.1%)
         Other Securities.............             166,566            0.1%
                                               -----------           -----

     SINGAPORE -- (1.2%)
         Other Securities.............           2,189,656            1.2%
                                               -----------           -----

     SPAIN -- (2.8%)
         Amadeus IT Group SA..........  14,806   1,080,243            0.6%
         Telefonica SA................ 119,259   1,215,306            0.7%
         Other Securities.............           3,075,947            1.7%
                                               -----------           -----
     TOTAL SPAIN......................           5,371,496            3.0%
                                               -----------           -----

     SWEDEN -- (2.2%)
         Other Securities.............           4,176,998            2.3%
                                               -----------           -----

     SWITZERLAND -- (6.5%)
         ABB, Ltd.....................  57,558   1,341,997            0.7%
         Givaudan SA..................     431     959,427            0.5%
         Nestle SA....................  14,560   1,127,964            0.6%
         Roche Holding AG.............  14,655   3,256,156            1.8%
         Sika AG......................     116     841,722            0.5%
         Other Securities.............           4,790,864            2.7%
                                               -----------           -----
     TOTAL SWITZERLAND................          12,318,130            6.8%
                                               -----------           -----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                            Shares    Value++    of Net Assets**
                                            ------    -------    ---------------
UNITED KINGDOM -- (15.5%)
#     AstraZeneca P.L.C. Sponsored ADR.....  60,961 $  2,165,944            1.2%
      BAE Systems P.L.C.................... 163,796    1,374,284            0.8%
      BHP Billiton P.L.C...................  55,363    1,180,472            0.6%
      Diageo P.L.C. Sponsored ADR..........  13,935    1,978,213            1.1%
      Experian P.L.C.......................  38,077      872,427            0.5%
      Ferguson P.L.C.......................  11,727      897,667            0.5%
#     GlaxoSmithKline P.L.C. Sponsored ADR.  48,811    1,957,809            1.1%
      Reckitt Benckiser Group P.L.C........  11,886      932,433            0.5%
#     Rio Tinto P.L.C. Sponsored ADR.......  32,080    1,762,796            1.0%
      Rolls-Royce Holdings P.L.C...........  84,192      972,346            0.5%
      SSE P.L.C............................  50,414      956,786            0.5%
      Unilever P.L.C. Sponsored ADR........  24,670    1,380,780            0.8%
      Other Securities.....................           12,946,036            7.0%
                                                    ------------          ------
TOTAL UNITED KINGDOM.......................           29,377,993           16.1%
                                                    ------------          ------
TOTAL COMMON STOCKS........................          178,896,461           98.2%
                                                    ------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG........................   5,598    1,154,503            0.6%
      Other Securities.....................              434,789            0.3%
                                                    ------------          ------
TOTAL GERMANY..............................            1,589,292            0.9%
                                                    ------------          ------
TOTAL PREFERRED STOCKS.....................            1,589,292            0.9%
                                                    ------------          ------
TOTAL INVESTMENT SECURITIES................          180,485,753
                                                    ------------

                                                      Value+
                                                      ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund....... 809,879    9,370,296            5.1%
                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $185,756,401)....................           $189,856,049          104.2%
                                                    ============          ======

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 10,338,556   --    $ 10,338,556
    Austria.....................          --      420,593   --         420,593
    Belgium.....................          --    2,264,815   --       2,264,815
    Canada...................... $14,591,441           --   --      14,591,441
    Denmark.....................          --    2,956,462   --       2,956,462
    Finland.....................          --    1,667,987   --       1,667,987
    France......................          --   18,533,274   --      18,533,274
    Germany.....................          --   13,945,767   --      13,945,767
    Hong Kong...................          --    5,189,284   --       5,189,284
    Ireland.....................      56,152      858,990   --         915,142
    Israel......................     136,615      443,852   --         580,467
    Italy.......................     551,324    3,840,562   --       4,391,886
    Japan.......................          --   41,679,292   --      41,679,292
    Netherlands.................   2,299,766    3,434,088   --       5,733,854
    New Zealand.................          --      394,323   --         394,323
    Norway......................          --    1,692,479   --       1,692,479
    Portugal....................          --      166,566   --         166,566
    Singapore...................          --    2,189,656   --       2,189,656
    Spain.......................          --    5,371,496   --       5,371,496
    Sweden......................          --    4,176,998   --       4,176,998
    Switzerland.................     241,148   12,076,982   --      12,318,130
    United Kingdom..............   9,508,420   19,869,573   --      29,377,993
  Preferred Stocks
    Germany.....................          --    1,589,292   --       1,589,292
  Securities Lending Collateral.          --    9,370,296   --       9,370,296
                                 ----------- ------------   --    ------------
  TOTAL......................... $27,384,866 $162,471,183   --    $189,856,049
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                              Shares      Value+
                                                             --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................           $156,959,869
Investment in Dimensional Emerging Markets Value Fund.......             66,834,652
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 1,096,735   25,115,232
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $203,583,877)..........................           $248,909,753
                                                                       ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $248,909,753   --      --    $248,909,753
                                    ------------   --      --    ------------
   TOTAL........................... $248,909,753   --      --    $248,909,753
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                        Shares    Value++   of Net Assets**
                                                        ------    -------   ---------------
COMMON STOCKS -- (97.9%)
AUSTRALIA -- (4.3%)
    BlueScope Steel, Ltd...............................  94,666 $ 1,163,393            0.2%
    Incitec Pivot, Ltd................................. 293,099     834,077            0.2%
    Other Securities...................................          20,659,663            3.9%
                                                                -----------            ----
TOTAL AUSTRALIA........................................          22,657,133            4.3%
                                                                -----------            ----

AUSTRIA -- (0.7%)
*   Raiffeisen Bank International AG...................  27,085     914,283            0.2%
    Other Securities...................................           2,889,710            0.5%
                                                                -----------            ----
TOTAL AUSTRIA..........................................           3,803,993            0.7%
                                                                -----------            ----

BELGIUM -- (1.1%)
    Ageas..............................................  32,566   1,742,037            0.3%
    Other Securities...................................           3,826,512            0.8%
                                                                -----------            ----
TOTAL BELGIUM..........................................           5,568,549            1.1%
                                                                -----------            ----

BRAZIL -- (1.7%)
    Other Securities...................................           9,021,961            1.7%
                                                                -----------            ----

CANADA -- (5.5%)
    Crescent Point Energy Corp.........................  97,460     853,947            0.2%
    Other Securities...................................          28,094,697            5.3%
                                                                -----------            ----
TOTAL CANADA...........................................          28,948,644            5.5%
                                                                -----------            ----

CHILE -- (0.3%)
    Other Securities...................................           1,737,780            0.3%
                                                                -----------            ----

CHINA -- (8.5%)
    China Conch Venture Holdings, Ltd.................. 307,500     954,651            0.2%
    China National Building Material Co., Ltd. Class H. 962,200   1,124,132            0.2%
    Other Securities...................................          43,090,911            8.2%
                                                                -----------            ----
TOTAL CHINA............................................          45,169,694            8.6%
                                                                -----------            ----

COLOMBIA -- (0.1%)
    Other Securities...................................             646,205            0.1%
                                                                -----------            ----

DENMARK -- (1.1%)
    Jyske Bank A.S.....................................  14,411     862,925            0.2%
    Other Securities...................................           5,077,960            0.9%
                                                                -----------            ----
TOTAL DENMARK..........................................           5,940,885            1.1%
                                                                -----------            ----

FINLAND -- (1.5%)
    Neste Oyj..........................................  17,647   1,485,992            0.3%
    Stora Enso Oyj Class R.............................  81,990   1,617,220            0.3%
    Other Securities...................................           4,914,982            0.9%
                                                                -----------            ----
TOTAL FINLAND..........................................           8,018,194            1.5%
                                                                -----------            ----

FRANCE -- (3.7%)
    Arkema SA..........................................  10,891   1,426,662            0.3%
    Eiffage SA.........................................  14,431   1,717,744            0.3%
    Faurecia SA........................................  10,990     897,431            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                                 Shares    Value++   of Net Assets**
                                                 ------    -------   ---------------
FRANCE -- (Continued)
    Rexel SA....................................  76,137 $ 1,180,257            0.2%
    Other Securities............................          14,150,499            2.7%
                                                         -----------           -----
TOTAL FRANCE....................................          19,372,593            3.7%
                                                         -----------           -----

GERMANY -- (4.7%)
    Aurubis AG..................................   9,473     846,548            0.2%
    Freenet AG..................................  31,600   1,003,106            0.2%
    K+S AG......................................  44,982   1,321,106            0.3%
    Lanxess AG..................................  19,336   1,432,301            0.3%
    Rheinmetall AG..............................   8,598   1,123,598            0.2%
    RWE AG......................................  51,929   1,241,193            0.2%
    Uniper SE...................................  33,621   1,039,533            0.2%
    Other Securities............................          16,798,469            3.1%
                                                         -----------           -----
TOTAL GERMANY...................................          24,805,854            4.7%
                                                         -----------           -----

HONG KONG -- (2.0%)
    Other Securities............................          10,524,085            2.0%
                                                         -----------           -----

INDIA -- (3.6%)
    Other Securities............................          18,853,080            3.6%
                                                         -----------           -----

INDONESIA -- (0.6%)
    Other Securities............................           3,143,663            0.6%
                                                         -----------           -----

IRELAND -- (0.6%)
    Bank of Ireland Group P.L.C................. 327,707   2,939,987            0.6%
    Other Securities............................             204,318            0.0%
                                                         -----------           -----
TOTAL IRELAND...................................           3,144,305            0.6%
                                                         -----------           -----

ISRAEL -- (0.4%)
    Other Securities............................           2,381,603            0.5%
                                                         -----------           -----

ITALY -- (2.8%)
*   Banco BPM SpA............................... 326,062   1,182,740            0.2%
    Mediobanca Banca di Credito Finanziario SpA. 100,271   1,215,035            0.2%
    Unione di Banche Italiane SpA............... 221,622   1,141,512            0.2%
    Other Securities............................          11,243,851            2.2%
                                                         -----------           -----
TOTAL ITALY.....................................          14,783,138            2.8%
                                                         -----------           -----

JAPAN -- (18.0%)
    SBI Holdings, Inc...........................  33,900     854,798            0.2%
    Other Securities............................          94,538,402           17.9%
                                                         -----------           -----
TOTAL JAPAN.....................................          95,393,200           18.1%
                                                         -----------           -----

MALAYSIA -- (0.9%)
    Other Securities............................           4,900,980            0.9%
                                                         -----------           -----

MEXICO -- (0.7%)
    Other Securities............................           3,935,668            0.7%
                                                         -----------           -----

NETHERLANDS -- (1.4%)
    Aegon NV.................................... 286,779   2,101,742            0.4%
    Other Securities............................           5,105,364            1.0%
                                                         -----------           -----
TOTAL NETHERLANDS...............................           7,207,106            1.4%
                                                         -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                                  Shares    Value++   of Net Assets**
                                                  ------    -------   ---------------
NEW ZEALAND -- (0.4%)
    Other Securities.............................         $ 1,907,583            0.4%
                                                          -----------            ----

NORWAY -- (0.7%)
    Other Securities.............................           3,899,923            0.7%
                                                          -----------            ----

PHILIPPINES -- (0.3%)
    Other Securities.............................           1,426,122            0.3%
                                                          -----------            ----

POLAND -- (0.4%)
    Other Securities.............................           2,375,812            0.4%
                                                          -----------            ----

PORTUGAL -- (0.2%)
    Other Securities.............................           1,195,602            0.2%
                                                          -----------            ----

SINGAPORE -- (0.7%)
    Other Securities.............................           3,604,482            0.7%
                                                          -----------            ----

SOUTH AFRICA -- (1.8%)
    Other Securities.............................           9,368,373            1.8%
                                                          -----------            ----

SOUTH KOREA -- (5.9%)
#   Hyundai Engineering & Construction Co., Ltd..  18,025   1,067,499            0.2%
    Other Securities.............................          30,207,636            5.7%
                                                          -----------            ----
TOTAL SOUTH KOREA................................          31,275,135            5.9%
                                                          -----------            ----

SPAIN -- (1.7%)
    Banco de Sabadell SA......................... 912,089   1,784,856            0.4%
    Other Securities.............................           7,173,709            1.3%
                                                          -----------            ----
TOTAL SPAIN......................................           8,958,565            1.7%
                                                          -----------            ----

SWEDEN -- (1.5%)
    Other Securities.............................           7,892,080            1.5%
                                                          -----------            ----

SWITZERLAND -- (3.2%)
    Baloise Holding AG...........................   8,350   1,323,516            0.3%
    Swiss Life Holding AG........................   4,696   1,642,749            0.3%
    Other Securities.............................          14,093,984            2.6%
                                                          -----------            ----
TOTAL SWITZERLAND................................          17,060,249            3.2%
                                                          -----------            ----

TAIWAN -- (4.9%)
    Other Securities.............................          26,146,692            5.0%
                                                          -----------            ----

THAILAND -- (0.9%)
    Other Securities.............................           4,723,007            0.9%
                                                          -----------            ----

TURKEY -- (0.4%)
    Other Securities.............................           2,125,302            0.4%
                                                          -----------            ----

UNITED KINGDOM -- (10.7%)
    Barratt Developments P.L.C................... 181,829   1,394,275            0.3%
    BBA Aviation P.L.C........................... 185,969     815,079            0.2%
    Bellway P.L.C................................  25,648   1,168,684            0.2%
    Berkeley Group Holdings P.L.C................  18,024   1,009,055            0.2%
    GKN P.L.C.................................... 201,823   1,281,506            0.3%
    GVC Holdings P.L.C...........................  92,865   1,136,727            0.2%
    Investec P.L.C............................... 112,326     888,585            0.2%
    J Sainsbury P.L.C............................ 302,330   1,282,836            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                         Shares    Value++    of Net Assets**
                                         ------    -------    ---------------
  UNITED KINGDOM -- (Continued)
        Johnson Matthey P.L.C...........  24,288 $  1,097,689            0.2%
        Marks & Spencer Group P.L.C..... 291,779    1,153,706            0.2%
        Meggitt P.L.C................... 160,012    1,036,614            0.2%
        Pearson P.L.C................... 145,585    1,669,078            0.3%
        Phoenix Group Holdings..........  75,948      820,403            0.2%
        Royal Mail P.L.C................ 180,633    1,440,540            0.3%
        Taylor Wimpey P.L.C............. 389,086    1,024,672            0.2%
        Travis Perkins P.L.C............  50,961      887,421            0.2%
  *     Tullow Oil P.L.C................ 300,389      940,060            0.2%
        UBM P.L.C.......................  66,479      885,064            0.2%
        WM Morrison Supermarkets P.L.C.. 349,221    1,164,709            0.2%
        Other Securities................           35,770,073            6.5%
                                                 ------------          ------
  TOTAL UNITED KINGDOM..................           56,866,776           10.8%
                                                 ------------          ------
  TOTAL COMMON STOCKS...................          518,784,016           98.4%
                                                 ------------          ------

  PREFERRED STOCKS -- (0.6%)
  BRAZIL -- (0.5%)
        Other Securities................            2,548,215            0.5%
                                                 ------------          ------

  COLOMBIA -- (0.0%)
        Other Securities................              137,995            0.1%
                                                 ------------          ------

  GERMANY -- (0.1%)
        Other Securities................              661,944            0.1%
                                                 ------------          ------

  MALAYSIA -- (0.0%)
        Other Securities................                2,488            0.0%
                                                 ------------          ------
  TOTAL PREFERRED STOCKS................            3,350,642            0.7%
                                                 ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  INDONESIA -- (0.0%)
        Other Securities................               12,819            0.0%
                                                 ------------          ------

  MALAYSIA -- (0.0%)
        Other Securities................                   88            0.0%
                                                 ------------          ------

  SPAIN -- (0.0%)
        Other Securities................                   76            0.0%
                                                 ------------          ------

  THAILAND -- (0.0%)
        Other Securities................                1,673            0.0%
                                                 ------------          ------
  TOTAL RIGHTS/WARRANTS.................               14,656            0.0%
                                                 ------------          ------
  TOTAL INVESTMENT SECURITIES...........          522,149,314
                                                 ------------

                                                   Value+
                                                   ------
  SECURITIES LENDING COLLATERAL -- (1.5%)
  (S)@  DFA Short Term Investment Fund.. 701,642    8,117,997            1.5%
                                                 ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $458,412,058)...............           $530,267,311          100.6%
                                                 ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 22,657,133   --    $ 22,657,133
    Austria.....................          --    3,803,993   --       3,803,993
    Belgium.....................          --    5,568,549   --       5,568,549
    Brazil...................... $ 9,021,961           --   --       9,021,961
    Canada......................  28,948,644           --   --      28,948,644
    Chile.......................      13,680    1,724,100   --       1,737,780
    China.......................     917,161   44,252,533   --      45,169,694
    Colombia....................     646,205           --   --         646,205
    Denmark.....................          --    5,940,885   --       5,940,885
    Finland.....................          --    8,018,194   --       8,018,194
    France......................          --   19,372,593   --      19,372,593
    Germany.....................          --   24,805,854   --      24,805,854
    Hong Kong...................          --   10,524,085   --      10,524,085
    India.......................       9,391   18,843,689   --      18,853,080
    Indonesia...................          --    3,143,663   --       3,143,663
    Ireland.....................          --    3,144,305   --       3,144,305
    Israel......................          --    2,381,603   --       2,381,603
    Italy.......................          --   14,783,138   --      14,783,138
    Japan.......................     233,334   95,159,866   --      95,393,200
    Malaysia....................          --    4,900,980   --       4,900,980
    Mexico......................   3,935,668           --   --       3,935,668
    Netherlands.................          --    7,207,106   --       7,207,106
    New Zealand.................          --    1,907,583   --       1,907,583
    Norway......................          --    3,899,923   --       3,899,923
    Philippines.................          --    1,426,122   --       1,426,122
    Poland......................          --    2,375,812   --       2,375,812
    Portugal....................          --    1,195,602   --       1,195,602
    Singapore...................          --    3,604,482   --       3,604,482
    South Africa................     960,757    8,407,616   --       9,368,373
    South Korea.................          --   31,275,135   --      31,275,135
    Spain.......................          --    8,958,565   --       8,958,565
    Sweden......................          --    7,892,080   --       7,892,080
    Switzerland.................          --   17,060,249   --      17,060,249
    Taiwan......................          --   26,146,692   --      26,146,692
    Thailand....................   4,719,800        3,207   --       4,723,007
    Turkey......................          --    2,125,302   --       2,125,302
    United Kingdom..............          --   56,866,776   --      56,866,776
  Preferred Stocks
    Brazil......................   2,548,215           --   --       2,548,215
    Colombia....................     137,995           --   --         137,995
    Germany.....................          --      661,944   --         661,944
    Malaysia....................       2,488           --   --           2,488
  Rights/Warrants
    Indonesia...................          --       12,819   --          12,819
    Malaysia....................          --           88   --              88
    Spain.......................          --           76   --              76
    Thailand....................          --        1,673   --           1,673
  Securities Lending Collateral.          --    8,117,997   --       8,117,997
                                 ----------- ------------   --    ------------
  TOTAL......................... $52,095,299 $478,172,012   --    $530,267,311
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                  Percentage
                                                          Shares     Value++    of Net Assets**
                                                          ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (3.9%)
    BHP Billiton, Ltd...................................   487,213 $ 11,366,313            0.4%
    National Australia Bank, Ltd........................   212,836    4,626,849            0.2%
    Other Securities....................................            119,348,356            3.6%
                                                                   ------------            ----
TOTAL AUSTRALIA.........................................            135,341,518            4.2%
                                                                   ------------            ----

AUSTRIA -- (0.5%)
    Other Securities....................................             17,284,336            0.5%
                                                                   ------------            ----

BELGIUM -- (0.9%)
    Other Securities....................................             32,400,060            1.0%
                                                                   ------------            ----

BRAZIL -- (1.3%)
    Vale SA.............................................   470,432    6,535,717            0.2%
    Other Securities....................................             38,084,028            1.2%
                                                                   ------------            ----
TOTAL BRAZIL............................................             44,619,745            1.4%
                                                                   ------------            ----

CANADA -- (5.7%)
#   Bank of Montreal....................................    92,353    7,012,363            0.2%
    Bank of Nova Scotia (The)...........................    84,789    5,211,132            0.2%
    Canadian Imperial Bank of Commerce..................    51,431    4,477,069            0.2%
    Royal Bank of Canada................................    72,182    5,489,441            0.2%
    Other Securities....................................            174,124,013            5.2%
                                                                   ------------            ----
TOTAL CANADA............................................            196,314,018            6.0%
                                                                   ------------            ----

CHILE -- (0.3%)
    Other Securities....................................             10,924,805            0.3%
                                                                   ------------            ----

CHINA -- (7.3%)
    China Construction Bank Corp. Class H............... 9,249,000    9,689,794            0.3%
    China Mobile, Ltd...................................   525,000    5,001,407            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 6,595,000    5,789,625            0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H..   618,000    6,038,725            0.2%
    Tencent Holdings, Ltd...............................   209,100   10,279,959            0.3%
    Other Securities....................................            214,638,015            6.5%
                                                                   ------------            ----
TOTAL CHINA.............................................            251,437,525            7.7%
                                                                   ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................              3,668,321            0.1%
                                                                   ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................              1,247,672            0.0%
                                                                   ------------            ----

DENMARK -- (1.1%)
    Other Securities....................................             38,631,168            1.2%
                                                                   ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                137,699            0.0%
                                                                   ------------            ----

FINLAND -- (1.3%)
    UPM-Kymmene Oyj.....................................   158,274    5,647,469            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           Percentage
                                                   Shares     Value++    of Net Assets**
                                                   ------     -------    ---------------
FINLAND -- (Continued)
    Other Securities.............................           $ 38,201,753            1.2%
                                                            ------------            ----
TOTAL FINLAND....................................             43,849,222            1.4%
                                                            ------------            ----

FRANCE -- (5.3%)
    BNP Paribas SA...............................    87,601    6,762,732            0.2%
    Cie Generale des Etablissements Michelin SCA.    40,141    5,644,743            0.2%
    Engie SA.....................................   289,657    5,081,012            0.2%
    Orange SA....................................   374,142    6,801,759            0.2%
#   Peugeot SA...................................   201,421    4,959,705            0.2%
    Total SA.....................................   188,568   11,851,817            0.4%
    Other Securities.............................            141,829,867            4.2%
                                                            ------------            ----
TOTAL FRANCE.....................................            182,931,635            5.6%
                                                            ------------            ----

GERMANY -- (4.8%)
    Allianz SE...................................    27,023    6,391,583            0.2%
    BASF SE......................................    66,555    6,924,609            0.2%
    Bayerische Motoren Werke AG..................    59,850    6,654,236            0.2%
    Daimler AG...................................   174,048   13,683,314            0.4%
    Deutsche Telekom AG..........................   449,901    7,874,893            0.3%
    Other Securities.............................            122,935,973            3.8%
                                                            ------------            ----
TOTAL GERMANY....................................            164,464,608            5.1%
                                                            ------------            ----

GREECE -- (0.0%)
    Other Securities.............................                639,508            0.0%
                                                            ------------            ----

HONG KONG -- (2.0%)
    AIA Group, Ltd............................... 1,173,600   10,488,695            0.3%
    Other Securities.............................             58,370,910            1.8%
                                                            ------------            ----
TOTAL HONG KONG..................................             68,859,605            2.1%
                                                            ------------            ----

HUNGARY -- (0.1%)
    Other Securities.............................              2,945,208            0.1%
                                                            ------------            ----

INDIA -- (2.7%)
    Other Securities.............................             94,650,455            2.9%
                                                            ------------            ----

INDONESIA -- (0.6%)
    Other Securities.............................             19,023,178            0.6%
                                                            ------------            ----

IRELAND -- (0.4%)
    Other Securities.............................             13,990,839            0.4%
                                                            ------------            ----

ISRAEL -- (0.4%)
    Other Securities.............................             15,291,545            0.5%
                                                            ------------            ----

ITALY -- (2.3%)
    Eni SpA......................................   244,153    4,772,801            0.2%
    Fiat Chrysler Automobiles NV.................   275,811    6,128,181            0.2%
    Other Securities.............................             68,391,293            2.0%
                                                            ------------            ----
TOTAL ITALY......................................             79,292,275            2.4%
                                                            ------------            ----

JAPAN -- (16.8%)
    Hitachi, Ltd.................................   698,000    5,094,392            0.2%
    Honda Motor Co., Ltd.........................   259,300    8,916,273            0.3%
    Mitsubishi UFJ Financial Group, Inc..........   879,000    5,890,480            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               Percentage
                                       Shares     Value++    of Net Assets**
                                       ------     -------    ---------------
   JAPAN -- (Continued)
       Nissan Motor Co., Ltd.........   450,000 $  4,734,210            0.2%
       Toyota Motor Corp.............   222,288   14,575,945            0.5%
       Other Securities..............            542,877,164           16.5%
                                                ------------           -----
   TOTAL JAPAN.......................            582,088,464           17.9%
                                                ------------           -----

   MALAYSIA -- (0.6%)
       Other Securities..............             21,325,233            0.7%
                                                ------------           -----

   MEXICO -- (0.7%)
       Other Securities..............             23,875,201            0.7%
                                                ------------           -----

   NETHERLANDS -- (1.9%)
       Other Securities..............             65,049,806            2.0%
                                                ------------           -----

   NEW ZEALAND -- (0.3%)
       Other Securities..............             10,593,152            0.3%
                                                ------------           -----

   NORWAY -- (0.6%)
       Other Securities..............             22,102,686            0.7%
                                                ------------           -----

   PERU -- (0.0%)
       Other Securities..............                512,301            0.0%
                                                ------------           -----

   PHILIPPINES -- (0.2%)
       Other Securities..............              8,371,006            0.3%
                                                ------------           -----

   POLAND -- (0.3%)
       Other Securities..............             10,552,125            0.3%
                                                ------------           -----

   PORTUGAL -- (0.2%)
       Other Securities..............              5,988,189            0.2%
                                                ------------           -----

   RUSSIA -- (0.2%)
       Other Securities..............              7,434,007            0.2%
                                                ------------           -----

   SINGAPORE -- (0.8%)
       Other Securities..............             28,150,084            0.9%
                                                ------------           -----

   SOUTH AFRICA -- (1.9%)
       Other Securities..............             66,534,396            2.1%
                                                ------------           -----

   SOUTH KOREA -- (4.0%)
       Samsung Electronics Co., Ltd..     8,883   22,012,074            0.7%
       Other Securities..............            116,930,634            3.6%
                                                ------------           -----
   TOTAL SOUTH KOREA.................            138,942,708            4.3%
                                                ------------           -----

   SPAIN -- (1.7%)
   #   Banco Santander SA............ 1,234,394    7,975,322            0.3%
       Iberdrola SA..................   669,625    5,173,486            0.2%
       Other Securities..............             46,595,153            1.3%
                                                ------------           -----
   TOTAL SPAIN.......................             59,743,961            1.8%
                                                ------------           -----

   SWEDEN -- (1.8%)
       Other Securities..............             63,089,538            1.9%
                                                ------------           -----

   SWITZERLAND -- (3.8%)
       Nestle SA.....................   200,030   15,496,339            0.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       Percentage
                                                             Shares      Value++     of Net Assets**
                                                             ------      -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG............................................   111,773 $    8,603,648            0.3%
    Roche Holding AG.......................................    25,011      5,557,128            0.2%
#   Zurich Insurance Group AG..............................    14,341      4,581,023            0.2%
    Other Securities.......................................               95,470,600            2.8%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................              129,708,738            4.0%
                                                                      --------------           -----

TAIWAN -- (3.6%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   134,422      5,168,526            0.2%
    Other Securities.......................................              117,866,394            3.6%
                                                                      --------------           -----
TOTAL TAIWAN...............................................              123,034,920            3.8%
                                                                      --------------           -----

THAILAND -- (0.7%)
    Other Securities.......................................               24,143,237            0.8%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                9,503,595            0.3%
                                                                      --------------           -----

UNITED KINGDOM -- (10.9%)
    Anglo American P.L.C...................................   344,308      8,101,309            0.3%
    BP P.L.C. Sponsored ADR................................   472,008     21,046,837            0.7%
    British American Tobacco P.L.C.........................    89,071      4,885,320            0.2%
#   HSBC Holdings P.L.C. Sponsored ADR.....................   275,801     13,861,758            0.4%
#   Rio Tinto P.L.C. Sponsored ADR.........................   156,348      8,591,323            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   161,107     11,261,379            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........   106,451      7,709,181            0.3%
    Tesco P.L.C............................................ 1,976,348      6,401,263            0.2%
    Vodafone Group P.L.C................................... 4,040,579     11,791,259            0.4%
    Other Securities.......................................              285,024,006            8.4%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              378,673,635           11.6%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            3,197,361,927           98.3%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities.......................................               15,748,206            0.5%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  235,500            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  677,744            0.0%
                                                                      --------------           -----

GERMANY -- (0.4%)
    Volkswagen AG..........................................    33,924      6,996,310            0.2%
    Other Securities.......................................                7,492,826            0.2%
                                                                      --------------           -----
TOTAL GERMANY..............................................               14,489,136            0.4%
                                                                      --------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    7,736            0.0%
                                                                      --------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                   43,309            0.0%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               31,201,631            0.9%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
       Other Securities................            $       31,339            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                     9,477            0.0%
                                                   --------------          ------

SINGAPORE -- (0.0%)
       Other Securities................                     2,418            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                       858            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                       539            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                    44,631            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,228,608,189
                                                   --------------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@   DFA Short Term Investment Fund.. 20,305,579    234,935,550            7.2%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,958,380,448)..............              $3,463,543,739          106.4%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                          ----------------------------------------------
                            Level 1      Level 2    Level 3    Total
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  1,030,325 $134,311,193   --    $135,341,518
          Austria........           --   17,284,336   --      17,284,336
          Belgium........      128,561   32,271,499   --      32,400,060
          Brazil.........   44,619,745           --   --      44,619,745
          Canada.........  196,314,018           --   --     196,314,018
          Chile..........    1,941,398    8,983,407   --      10,924,805
          China..........   26,744,437  224,693,088   --     251,437,525
          Colombia.......    3,668,321           --   --       3,668,321
          Czech Republic.           --    1,247,672   --       1,247,672
          Denmark........      250,847   38,380,321   --      38,631,168
          Egypt..........           --      137,699   --         137,699
          Finland........      123,956   43,725,266   --      43,849,222
          France.........    1,894,984  181,036,651   --     182,931,635
          Germany........    1,802,715  162,661,893   --     164,464,608
          Greece.........           --      639,508   --         639,508
          Hong Kong......      115,218   68,744,387   --      68,859,605
          Hungary........           --    2,945,208   --       2,945,208
          India..........      964,685   93,685,770   --      94,650,455
          Indonesia......      164,956   18,858,222   --      19,023,178
          Ireland........    1,978,816   12,012,023   --      13,990,839
          Israel.........    1,207,307   14,084,238   --      15,291,545
          Italy..........      116,599   79,175,676   --      79,292,275
          Japan..........    3,424,843  578,663,621   --     582,088,464
          Malaysia.......           --   21,325,233   --      21,325,233

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
  Mexico...................... $ 23,874,883 $          318   --    $   23,875,201
  Netherlands.................    8,464,271     56,585,535   --        65,049,806
  New Zealand.................           --     10,593,152   --        10,593,152
  Norway......................      189,542     21,913,144   --        22,102,686
  Peru........................      512,196            105   --           512,301
  Philippines.................       56,684      8,314,322   --         8,371,006
  Poland......................           --     10,552,125   --        10,552,125
  Portugal....................           --      5,988,189   --         5,988,189
  Russia......................    1,964,958      5,469,049   --         7,434,007
  Singapore...................        5,549     28,144,535   --        28,150,084
  South Africa................    4,274,765     62,259,631   --        66,534,396
  South Korea.................    1,314,677    137,628,031   --       138,942,708
  Spain.......................      489,394     59,254,567   --        59,743,961
  Sweden......................       61,064     63,028,474   --        63,089,538
  Switzerland.................    3,314,404    126,394,334   --       129,708,738
  Taiwan......................    7,262,952    115,771,968   --       123,034,920
  Thailand....................   24,140,754          2,483   --        24,143,237
  Turkey......................       20,760      9,482,835   --         9,503,595
  United Kingdom..............   91,557,996    287,115,639   --       378,673,635
Preferred Stocks
  Brazil......................   15,748,206             --   --        15,748,206
  Chile.......................           --        235,500   --           235,500
  Colombia....................      677,744             --   --           677,744
  Germany.....................           --     14,489,136   --        14,489,136
  Malaysia....................        7,736             --   --             7,736
  South Korea.................       43,309             --   --            43,309
Rights/Warrants
  Indonesia...................           --         31,339   --            31,339
  Malaysia....................           --          9,477   --             9,477
  Singapore...................           --          2,418   --             2,418
  Spain.......................           --            858   --               858
  Taiwan......................           --            539   --               539
Securities Lending Collateral.           --    234,935,550   --       234,935,550
                               ------------ --------------   --    --------------
TOTAL......................... $470,473,575 $2,993,070,164   --    $3,463,543,739
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                        Shares      Value+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 15,561,034 $352,301,817
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 17,580,020  256,844,085
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  3,765,368   87,733,079
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $588,257,876).............................................            $696,878,981
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $267,641)....................................................    267,641      267,641
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $588,525,517).............................................            $697,146,622
                                                                                 ============

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $696,878,981   --      --    $696,878,981
   Temporary Cash Investments......      267,641   --      --         267,641
                                    ------------   --      --    ------------
   TOTAL........................... $697,146,622   --      --    $697,146,622
                                    ============   ==      ==    ============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,965,673 $169,828,142
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 9,657,130  141,090,674
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,341,936   77,867,107
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $302,834,979).................................           $388,785,923
                                                                    ------------

At April 30, 2018, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                           Unrealized
                                                                                            Foreign
                                                                                            Exchange
                                                                       Settlement         Appreciation
Currency Purchased   Currency Sold          Counterparty                  Date           (Depreciation)
------------------ ----------------- ---------------------------- ----------             --------------
USD       233,488  SEK     1,954,643 Citibank, N.A.                       05/08/18         $   10,188
USD       398,244  CAD       501,217 Citibank, N.A.                       05/08/18              7,819
USD     1,301,912  GBP       913,476 Citibank, N.A.                       05/08/18             44,002
USD     1,970,466  JPY   211,355,752 Bank of America Corp.                05/08/18             36,363
USD     3,187,926  SEK    26,430,989 JP Morgan                            05/08/18            168,426
USD    18,533,923  GBP    13,123,487 Citibank, N.A.                       05/08/18            462,102
USD    29,525,807  JPY 3,132,921,419 UBS AG                               05/08/18            856,641
USD        80,340  NOK       624,669 Citibank, N.A.                       05/09/18              2,458
USD        86,787  NOK       692,455 Citibank, N.A.                       05/09/18                453
USD       420,414  CHF       415,758 Citibank, N.A.                       05/09/18                677
USD     1,046,008  NOK     8,181,694 State Street Bank and Trust          05/09/18             25,938
USD     6,661,380  CHF     6,369,092 Bank of America Corp.                05/09/18            231,331
USD        61,858  ILS       217,297 Citibank, N.A.                       05/10/18              1,451
USD       728,076  ILS     2,563,589 Citibank, N.A.                       05/10/18             15,417
USD     2,046,637  EUR     1,651,551 Bank of America Corp.                05/15/18             50,534
USD    34,667,677  EUR    27,982,255 State Street Bank and Trust          05/15/18            847,679
USD    13,422,250  HKD   105,226,612 Citibank, N.A.                       05/16/18             10,184
USD     1,353,962  SGD     1,791,000 Citibank, N.A.                       05/25/18              2,708
USD     2,213,095  DKK    13,506,000 Bank of America Corp.                05/25/18             20,379
                                                                                           ----------
                                                                    Total Appreciation     $2,794,750
                                                                                           ----------
USD   $ 1,143,723  GBP       831,580 Citibank, N.A.                       05/08/18         $   (1,612)
USD     6,483,307  CAD     8,365,463 State Street Bank and Trust          05/08/18            (33,018)
                                                                                           ----------
                                                                    Total (Depreciation)   $  (34,630)
                                                                                           ----------
                                                                    Total Appreciation
                                                                     (Depreciation)        $2,760,120
                                                                                           ==========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

At April 30, 2018, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    184     06/15/18  $25,147,330 $24,352,400   $(794,930)
                                               ----------- -----------   ----------
Total futures contracts..                      $25,147,330 $24,352,400   $(794,930)
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                 ---------------------------------------------
                                    Level 1     Level 2   Level 3     Total
                                 ------------  ---------- ------- ------------
Affiliated Investment Companies. $388,785,923          --   --    $388,785,923
Forward Currency Contracts**....           --  $2,760,120   --       2,760,120
Futures Contracts**.............     (794,930)         --   --        (794,930)
                                 ------------  ----------   --    ------------
TOTAL........................... $387,990,993  $2,760,120   --    $390,751,113
                                 ============  ==========   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)


                                                                Value+
                                                            --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company.................... $6,290,336,232
                                                            --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $6,290,336,232
                                                            ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $7,825,210,634
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.. $7,825,210,634
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                Value+
                                                            ---------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in Dimensional Emerging Markets Value Fund. $19,926,153,185
                                                            ---------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $19,926,153,185
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (92.8%)
BRAZIL -- (5.6%)
    Ambev SA ADR........................................  14,628,396 $   96,839,982            0.3%
    Vale SA.............................................  17,379,974    241,460,192            0.8%
    Other Securities....................................              1,396,621,236            4.7%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,734,921,410            5.8%
                                                                     --------------           -----

CHILE -- (1.3%)
    Other Securities....................................                412,363,932            1.4%
                                                                     --------------           -----

CHINA -- (16.3%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........   1,332,164    237,844,561            0.8%
*   Baidu, Inc. Sponsored ADR...........................     248,303     62,299,223            0.2%
    China Construction Bank Corp. Class H............... 230,905,302    241,909,906            0.8%
    China Mobile, Ltd...................................  10,380,500     98,889,723            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,997,961     94,823,229            0.3%
    China Overseas Land & Investment, Ltd...............  18,064,033     60,525,918            0.2%
    China Petroleum & Chemical Corp. Class H............  65,522,400     63,809,567            0.2%
    Geely Automobile Holdings, Ltd......................  22,910,000     60,253,976            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 185,963,725    163,254,028            0.6%
    NetEase, Inc. ADR...................................     260,601     66,992,699            0.2%
#   Ping An Insurance Group Co. of China, Ltd. Class H..  17,734,000    173,286,004            0.6%
    Tencent Holdings, Ltd...............................  10,436,500    513,088,426            1.7%
    Other Securities....................................              3,206,963,120           10.9%
                                                                     --------------           -----
TOTAL CHINA.............................................              5,043,940,380           17.0%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                113,440,751            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 43,658,908            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 16,915,595            0.1%
                                                                     --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                 72,806,953            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     63,667            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                116,149,022            0.4%
                                                                     --------------           -----

INDIA -- (12.2%)
    HDFC Bank, Ltd......................................   2,994,559     86,934,726            0.3%
    Housing Development Finance Corp., Ltd..............   3,454,134     97,126,681            0.3%
    Infosys, Ltd........................................   6,276,859    112,537,944            0.4%
#   Infosys, Ltd. Sponsored ADR.........................   3,708,004     65,520,431            0.2%
    Reliance Industries, Ltd............................   7,506,986    107,907,753            0.4%
    Tata Consultancy Services, Ltd......................   1,982,224    104,543,093            0.4%
    Other Securities....................................              3,191,696,637           10.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              3,766,267,265           12.7%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
INDONESIA -- (2.4%)
    Bank Rakyat Indonesia Persero Tbk PT................... 287,069,600 $   66,189,188            0.2%
    Other Securities.......................................                680,239,249            2.3%
                                                                        --------------           -----
TOTAL INDONESIA............................................                746,428,437            2.5%
                                                                        --------------           -----

MALAYSIA -- (3.0%)
    Public Bank Bhd........................................  11,077,811     67,031,488            0.2%
    Other Securities.......................................                864,247,503            2.9%
                                                                        --------------           -----
TOTAL MALAYSIA.............................................                931,278,991            3.1%
                                                                        --------------           -----

MEXICO -- (3.0%)
#   America Movil S.A.B. de C.V. Series L ADR..............   3,833,735     70,885,760            0.3%
    Grupo Mexico S.A.B. de C.V. Series B...................  23,616,486     78,191,044            0.3%
    Other Securities.......................................                784,539,529            2.5%
                                                                        --------------           -----
TOTAL MEXICO...............................................                933,616,333            3.1%
                                                                        --------------           -----

PERU -- (0.1%)
    Other Securities.......................................                 39,875,755            0.1%
                                                                        --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities.......................................                328,294,418            1.1%
                                                                        --------------           -----

POLAND -- (1.4%)
    Other Securities.......................................                429,669,059            1.5%
                                                                        --------------           -----

RUSSIA -- (1.2%)
    Sberbank of Russia PJSC Sponsored ADR..................   4,081,901     60,356,021            0.2%
    Other Securities.......................................                304,457,689            1.0%
                                                                        --------------           -----
TOTAL RUSSIA...............................................                364,813,710            1.2%
                                                                        --------------           -----

SOUTH AFRICA -- (7.4%)
    Barclays Africa Group, Ltd.............................   5,592,618     81,916,609            0.3%
    Bidvest Group, Ltd. (The)..............................   3,138,801     61,486,417            0.2%
    FirstRand, Ltd.........................................  23,983,632    128,444,985            0.4%
    MTN Group, Ltd.........................................  12,034,830    120,789,886            0.4%
    Naspers, Ltd. Class N..................................     577,437    140,674,933            0.5%
    Sasol, Ltd.............................................   2,004,055     71,639,674            0.3%
    Shoprite Holdings, Ltd.................................   3,413,393     67,912,216            0.2%
#   Standard Bank Group, Ltd...............................   8,348,277    143,177,844            0.5%
    Other Securities.......................................              1,451,773,804            4.8%
                                                                        --------------           -----
TOTAL SOUTH AFRICA.........................................              2,267,816,368            7.6%
                                                                        --------------           -----

SOUTH KOREA -- (17.3%)
    LG Chem, Ltd...........................................     230,246     77,069,944            0.3%
#   LG Electronics, Inc....................................     892,670     84,641,890            0.3%
#   Lotte Chemical Corp....................................     154,753     59,591,788            0.2%
    Samsung Electronics Co., Ltd...........................     482,484  1,195,595,273            4.0%
    SK Holdings Co., Ltd...................................     261,617     71,612,157            0.3%
#   SK Hynix, Inc..........................................   3,141,984    247,098,130            0.9%
    Other Securities.......................................              3,589,018,432           11.9%
                                                                        --------------           -----
TOTAL SOUTH KOREA..........................................              5,324,627,614           17.9%
                                                                        --------------           -----

TAIWAN -- (14.7%)
    ASE Industrial Holdings Co., Ltd.......................  22,471,387     60,989,045            0.2%
    Hon Hai Precision Industry Co., Ltd....................  55,950,504    155,619,704            0.5%
    Taiwan Semiconductor Manufacturing Co., Ltd............  41,147,652    313,435,568            1.1%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  10,645,186    409,307,402            1.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                         Shares        Value++     of Net Assets**
                                         ------        -------     ---------------
TAIWAN -- (Continued)
      Uni-President Enterprises Corp..  26,707,734 $    64,276,545            0.2%
#     United Microelectronics Corp.... 124,264,441      67,012,321            0.2%
      Other Securities................               3,458,472,518           11.6%
                                                   ---------------          ------
TOTAL TAIWAN..........................               4,529,113,103           15.2%
                                                   ---------------          ------
THAILAND -- (3.3%)
      PTT PCL.........................  72,022,800     128,938,156            0.5%
      Other Securities................                 876,184,309            2.9%
                                                   ---------------          ------
TOTAL THAILAND........................               1,005,122,465            3.4%
                                                   ---------------          ------

TURKEY -- (1.3%)
      Other Securities................                 403,271,923            1.4%
                                                   ---------------          ------
TOTAL COMMON STOCKS...................              28,624,456,059           96.3%
                                                   ---------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA...............   6,392,532      63,082,277            0.2%
      Banco Bradesco SA ADR...........  10,092,312      98,904,657            0.3%
      Itau Unibanco Holding SA........  11,379,145     165,691,421            0.6%
      Itau Unibanco Holding SA ADR....   6,510,406      94,596,199            0.3%
      Other Securities................                 289,923,116            1.0%
                                                   ---------------          ------
TOTAL BRAZIL..........................                 712,197,670            2.4%
                                                   ---------------          ------

CHILE -- (0.0%)
      Other Securities................                   6,877,903            0.0%
                                                   ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities................                  21,322,666            0.1%
                                                   ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities................                     337,188            0.0%
                                                   ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities................                     802,506            0.0%
                                                   ---------------          ------
TOTAL PREFERRED STOCKS................                 741,537,933            2.5%
                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities................                     785,720            0.0%
                                                   ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities................                     247,097            0.0%
                                                   ---------------          ------

TAIWAN -- (0.0%)
      Other Securities................                      10,287            0.0%
                                                   ---------------          ------

THAILAND -- (0.0%)
      Other Securities................                     113,815            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS.................                   1,156,919            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........              29,367,150,911
                                                   ---------------

                                                       Value+
                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund.. 128,046,537   1,481,498,432            5.0%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $24,421,259,111)............               $30,848,649,343          103.8%
                                                   ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                 Unrealized
                                Number of Expiration   Notional      Market     Appreciation
Description                     Contracts    Date       Value        Value     (Depreciation)
-----------                     --------- ---------- ------------ ------------ --------------
Long Position contracts:
MSCI Emerging Markets Index(R).     650    06/15/18  $ 39,377,522 $ 37,446,500  $(1,931,022)
S&P 500(R) Emini Index.........   1,590    06/15/18   218,065,219  210,436,500   (7,628,719)
                                                     ------------ ------------  -----------
Total futures contracts........                      $257,442,741 $247,883,000  $(9,559,741)
                                                     ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,734,921,410               --   --    $ 1,734,921,410
  Chile.......................    127,748,697  $   284,615,235   --        412,363,932
  China.......................    834,923,624    4,209,016,756   --      5,043,940,380
  Colombia....................    113,440,751               --   --        113,440,751
  Czech Republic..............             --       43,658,908   --         43,658,908
  Egypt.......................      1,201,603       15,713,992   --         16,915,595
  Greece......................             --       72,806,953   --         72,806,953
  Hong Kong...................         63,667               --   --             63,667
  Hungary.....................        313,544      115,835,478   --        116,149,022
  India.......................    118,552,523    3,647,714,742   --      3,766,267,265
  Indonesia...................     25,573,480      720,854,957   --        746,428,437
  Malaysia....................             --      931,278,991   --        931,278,991
  Mexico......................    933,581,144           35,189   --        933,616,333
  Peru........................     39,874,052            1,703   --         39,875,755
  Philippines.................      6,148,881      322,145,537   --        328,294,418
  Poland......................             --      429,669,059   --        429,669,059
  Russia......................     67,008,973      297,804,737   --        364,813,710
  South Africa................    127,894,141    2,139,922,227   --      2,267,816,368
  South Korea.................    112,709,338    5,211,918,276   --      5,324,627,614
  Taiwan......................    499,048,365    4,030,064,738   --      4,529,113,103
  Thailand....................  1,004,807,641          314,824   --      1,005,122,465
  Turkey......................      2,521,709      400,750,214   --        403,271,923
Preferred Stocks
  Brazil......................    712,197,670               --   --        712,197,670
  Chile.......................             --        6,877,903   --          6,877,903
  Colombia....................     21,322,666               --   --         21,322,666
  Malaysia....................        337,188               --   --            337,188
  South Korea.................        802,506               --   --            802,506
Rights/Warrants
  Indonesia...................             --          785,720   --            785,720
  Malaysia....................             --          247,097   --            247,097
  Taiwan......................             --           10,287   --             10,287
  Thailand....................             --          113,815   --            113,815
Securities Lending Collateral.             --    1,481,498,432   --      1,481,498,432
Futures Contracts**...........     (9,559,741)              --   --         (9,559,741)
                               --------------  ---------------   --    ---------------
TOTAL......................... $6,475,433,832  $24,363,655,770   --    $30,839,089,602
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                          Enhanced U.S.
                                              Large      U.S. Large Cap
                                             Company         Equity      U.S. Large Cap   U.S. Targeted
                                            Portfolio      Portfolio*    Value Portfolio Value Portfolio*
                                         --------------  --------------  --------------- ----------------
ASSETS:
Investments in Affiliated Investment
 Company at Value.......................             --              --  $   24,839,634               --
Investments at Value (including
 $13,344, $46,513, $0 and $2,271,688 of
 securities on loan, respectively)...... $      333,535  $    1,374,454              --   $   10,778,729
Temporary Cash Investments at Value &
 Cost...................................             --           2,653              --          109,733
Collateral from Securities on Loan
 Invested in Affiliate at Value
 (including cost of $13,667, $39,284,
 $0 and $1,553,156).....................         13,668          39,285              --        1,553,186
Segregated Cash for Futures Contracts...             --              --              --            3,625
Foreign Currencies at Value.............             --              --              --              114
Cash....................................          2,049              --              --               --
Receivables:
 Investment Securities/Affiliated
   Investment Company Sold..............            802              --              --            8,732
 Dividends, Interest and Tax Reclaims...          2,275           1,157              --            3,092
 Securities Lending Income..............              2              20              --              745
 Fund Shares Sold.......................            614           1,676          18,353            6,848
Unrealized Gain on Forward Currency
 Contracts..............................            899              --              --               --
Prepaid Expenses and Other Assets.......             20              26             143               94
                                         --------------  --------------  --------------   --------------
    Total Assets........................        353,864       1,419,271      24,858,130       12,464,898
                                         --------------  --------------  --------------   --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.......         13,667          39,288              --        1,553,309
 Investment Securities/Affiliated
   Investment Company Purchased.........             --             858              --           28,836
 Fund Shares Redeemed...................            126             320          11,562           10,590
 Due to Advisor.........................             33             170           3,080            3,145
 Futures Margin Variation...............          3,113              --              --              763
Unrealized Loss on Forward Currency
 Contracts..............................              3              --              --               --
Accrued Expenses and Other Liabilities..             34              62             730              604
                                         --------------  --------------  --------------   --------------
    Total Liabilities...................         16,976          40,698          15,372        1,597,247
                                         --------------  --------------  --------------   --------------
NET ASSETS.............................. $      336,888  $    1,378,573  $   24,842,758   $   10,867,651
                                         ==============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets
 of $0; $0; $0 and $54,383 and shares
 outstanding of 0; 0; 0 and 2,216,810,
 respectively...........................            N/A             N/A             N/A   $        24.53
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............            N/A             N/A             N/A      200,000,000
                                         ==============  ==============  ==============   ==============
Class R2 Shares -- based on net assets
 of $0; $0; $0 and $162,517 and shares
 outstanding of 0; 0; 0 and
 6,659,347, respectively................            N/A             N/A             N/A   $        24.40
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............            N/A             N/A             N/A      200,000,000
                                         ==============  ==============  ==============   ==============
Institutional Class Shares -- based on
 net assets of $336,888; $1,378,573;
 $24,842,758 and $10,650,751 and shares
 outstanding of 26,415,122; 83,502,723;
 652,299,557 and 433,977,742,
 respectively........................... $        12.75  $        16.51  $        38.08   $        24.54
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............  1,000,000,000   1,000,000,000   4,000,000,000    1,500,000,000
                                         ==============  ==============  ==============   ==============
Investments at Cost..................... $      337,987  $    1,083,086             N/A   $    8,696,593
                                         ==============  ==============  ==============   ==============
Foreign Currencies at Cost.............. $           --  $           --  $           --   $          117
                                         ==============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................... $      330,109  $    1,092,971  $   16,933,003   $    8,455,102
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).....................            911           1,949          53,279            6,449
Accumulated Net Realized Gain (Loss)....         16,832          (7,716)        490,761          326,736
Net Unrealized Foreign Exchange Gain
 (Loss).................................            891              --              --               --
Net Unrealized Appreciation
 (Depreciation).........................        (11,855)        291,369       7,365,715        2,079,364
                                         --------------  --------------  --------------   --------------
NET ASSETS.............................. $      336,888  $    1,378,573  $   24,842,758   $   10,867,651
                                         ==============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,971,663,
 $2,647,129, $2,943,460 and $802,757 of securities
 on loan, respectively)..............................  $   15,061,472  $   22,046,506 $   23,847,757 $    4,712,091
Temporary Cash Investments at Value & Cost...........         134,661         237,183        235,937         42,523
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $2,037,398,
 $1,583,470, $1,845,897 and $508,786)................       2,037,438       1,583,500      1,845,924        508,794
Segregated Cash for Futures Contracts................           5,133           8,323          9,019             --
Foreign Currencies at Value..........................              90              25             44             18
Cash.................................................              --              --             --          2,310
Receivables:
  Investment Securities Sold.........................          24,124             487          6,276            251
  Dividends and Interest.............................           3,527          15,735         16,880          2,787
  Securities Lending Income..........................             873             828            929            254
  Fund Shares Sold...................................          14,118          23,794         13,059          2,931
Prepaid Expenses and Other Assets....................             139             191            242             53
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      17,281,575      23,916,572     25,976,067      5,272,012
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       2,037,485       1,583,611      1,845,999        508,823
  Investment Securities Purchased....................          21,060          30,559         24,691          7,695
  Fund Shares Redeemed...............................           7,935           7,779          9,394          2,710
  Due to Advisor.....................................           6,269           3,119          3,977          1,180
  Futures Margin Variation...........................           1,080           1,751          1,897          1,060
Accrued Expenses and Other Liabilities...............             967             945          1,172            291
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       2,074,796       1,627,764      1,887,130        521,759
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   15,206,779  $   22,288,808 $   24,088,937 $    4,750,253
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $15,206,779; $22,288,808; $24,088,937 and
 $4,750,253 and shares outstanding of
 405,319,759; 984,350,731; 1,130,060,587 and
 250,967,407, respectively...........................  $        37.52  $        22.64 $        21.32 $        18.93
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $   11,262,607  $   14,479,595 $   15,459,295 $    3,142,485
                                                       ==============  ============== ============== ==============
Foreign Currencies at Cost...........................  $           92  $           26 $           45 $           19
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $   10,769,616  $   14,585,766 $   15,491,424 $    3,035,527
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           5,682          27,919         30,938          4,730
Accumulated Net Realized Gain (Loss).................         636,540         113,954        184,461        141,433
Net Unrealized Appreciation (Depreciation)...........       3,794,941       7,561,169      8,382,114      1,568,563
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   15,206,779  $   22,288,808 $   24,088,937 $    4,750,253
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          U.S. High      DFA Real
                                                                                          Relative        Estate
                                                          U.S. Small Cap U.S. Micro Cap Profitability   Securities
                                                            Portfolio*     Portfolio*    Portfolio*     Portfolio*
                                                          -------------- -------------- ------------- --------------
ASSETS:
Investments at Value (including $4,559,007,
 $1,282,270, $12,936, $793,444 and $483,880 of
 securities on loan, respectively)....................... $   17,305,922 $    6,390,412 $    376,027  $    8,204,850
Temporary Cash Investments at Value & Cost...............        169,290         68,450        2,636          76,304
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $3,123,478, $952,845,
 $11,042, $590,266 and $456,114).........................      3,123,516        952,862       11,042         590,272
Segregated Cash for Futures Contracts....................          6,455          2,558           --           3,062
Foreign Currencies at Value..............................             62             41           --              --
Cash.....................................................             --             --           --              --
Receivables:
  Investment Securities Sold.............................         27,528          9,770           39              --
  Dividends, Interest and Tax Reclaims...................          3,853          1,853          358           6,360
  Securities Lending Income..............................          1,561            558            6             140
  Fund Shares Sold.......................................         78,129          3,075        2,963         122,143
Deferred Offering Costs..................................             --             --            2              --
Prepaid Expenses and Other Assets........................            120             61           79              79
                                                          -------------- -------------- ------------  --------------
    Total Assets.........................................     20,716,436      7,429,640      393,152       9,003,210
                                                          -------------- -------------- ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      3,123,859        952,896       11,045         590,383
  Investment Securities Purchased........................         55,225         13,405        2,346          11,434
  Fund Shares Redeemed...................................          6,919          2,173          312          10,583
  Due to Advisor.........................................          5,055          2,676           53           1,080
  Futures Margin Variation...............................          1,358            538           --             644
Unrealized Loss on Foreign Currency Contracts............             --             --           --              --
Accrued Expenses and Other Liabilities...................            871            424           13             493
                                                          -------------- -------------- ------------  --------------
    Total Liabilities....................................      3,193,287        972,112       13,769         614,617
                                                          -------------- -------------- ------------  --------------
NET ASSETS............................................... $   17,523,149 $    6,457,528 $    379,383  $    8,388,593
                                                          ============== ============== ============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $17,523,149; $6,457,528; $379,383; $8,388,593 and
 $4,985,826 and shares outstanding of 491,972,850;
 293,041,638; 32,693,326; 255,816,678 and
 207,506,655, respectively............................... $        35.62 $        22.04 $      11.60  $        32.79
                                                          ============== ============== ============  ==============
NUMBER OF SHARES AUTHORIZED..............................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000
                                                          ============== ============== ============  ==============
Investments at Cost...................................... $   13,061,586 $    4,114,069 $    362,675  $    6,422,634
                                                          ============== ============== ============  ==============
Foreign Currencies at Cost............................... $           64 $           42 $         --  $           --
                                                          ============== ============== ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   12,868,213 $    3,978,224 $    365,762  $    6,648,088
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          9,380          2,513          445          46,682
Accumulated Net Realized Gain (Loss).....................        404,975        201,285         (176)        (86,019)
Net Unrealized Foreign Exchange Gain (Loss)..............             --             --           --              --
Net Unrealized Appreciation (Depreciation)...............      4,240,581      2,275,506       13,352       1,779,842
                                                          -------------- -------------- ------------  --------------
NET ASSETS............................................... $   17,523,149 $    6,457,528 $    379,383  $    8,388,593
                                                          ============== ============== ============  ==============

                                                             Large Cap
                                                           International
                                                            Portfolio*
                                                          --------------
ASSETS:
Investments at Value (including $4,559,007,
 $1,282,270, $12,936, $793,444 and $483,880 of
 securities on loan, respectively)....................... $    4,904,107
Temporary Cash Investments at Value & Cost...............             --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $3,123,478, $952,845,
 $11,042, $590,266 and $456,114).........................        456,108
Segregated Cash for Futures Contracts....................          1,711
Foreign Currencies at Value..............................         14,535
Cash.....................................................         43,039
Receivables:
  Investment Securities Sold.............................          9,020
  Dividends, Interest and Tax Reclaims...................         23,646
  Securities Lending Income..............................            512
  Fund Shares Sold.......................................          3,602
Deferred Offering Costs..................................             --
Prepaid Expenses and Other Assets........................             40
                                                          --------------
    Total Assets.........................................      5,456,320
                                                          --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................        456,108
  Investment Securities Purchased........................         11,454
  Fund Shares Redeemed...................................          1,347
  Due to Advisor.........................................            813
  Futures Margin Variation...............................            315
Unrealized Loss on Foreign Currency Contracts............              3
Accrued Expenses and Other Liabilities...................            454
                                                          --------------
    Total Liabilities....................................        470,494
                                                          --------------
NET ASSETS............................................... $    4,985,826
                                                          ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $17,523,149; $6,457,528; $379,383; $8,388,593 and
 $4,985,826 and shares outstanding of 491,972,850;
 293,041,638; 32,693,326; 255,816,678 and
 207,506,655, respectively............................... $        24.03
                                                          ==============
NUMBER OF SHARES AUTHORIZED..............................  1,500,000,000
                                                          ==============
Investments at Cost...................................... $    3,978,740
                                                          ==============
Foreign Currencies at Cost............................... $       14,781
                                                          ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    4,073,459
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         34,034
Accumulated Net Realized Gain (Loss).....................        (45,387)
Net Unrealized Foreign Exchange Gain (Loss)..............           (377)
Net Unrealized Appreciation (Depreciation)...............        924,097
                                                          --------------
NET ASSETS............................................... $    4,985,826
                                                          ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                           International
                                                           International       Small      Global Small  Japanese Small
                                                            Core Equity       Company       Company        Company
                                                            Portfolio*       Portfolio     Portfolio      Portfolio
                                                          --------------  --------------  ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................             --  $   14,200,317  $     25,568  $      715,032
Investments at Value (including $2,855,742, $0, $0,
 $0 and $0 of securities on loan, respectively).......... $   28,567,295              --            --              --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $2,698,580, $0, $0, $0
 and $0).................................................      2,698,603              --            --              --
Segregated Cash for Futures Contracts....................         10,788           5,336            --              --
Foreign Currencies at Value..............................         25,387              --            --              --
Cash.....................................................        329,995         122,869           151              --
Receivables:
  Investment Securities Sold.............................         27,825              --            --              --
  Dividends, Interest and Tax Reclaims...................        138,054              --            --              --
  Securities Lending Income..............................          4,825              --            --              --
  Fund Shares Sold.......................................         20,475           8,397            76              50
Unrealized Gain on Foreign Currency Contracts............             10              --            --              --
Prepaid Expenses and Other Assets........................            335              77            15              15
                                                          --------------  --------------  ------------  --------------
    Total Assets.........................................     31,823,592      14,336,996        25,810         715,097
                                                          --------------  --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      2,698,677              --            --              --
  Investment Securities Purchased........................         82,523              --           108              --
  Fund Shares Redeemed...................................         16,177           5,512            --               8
  Due to Advisor.........................................          6,489           4,721             2             235
  Futures Margin Variation...............................          2,269           1,122            --              --
Unrealized Loss on Foreign Currency Contracts............             21              --            --              --
Accrued Expenses and Other Liabilities...................          2,098             505             4              18
                                                          --------------  --------------  ------------  --------------
    Total Liabilities....................................      2,808,254          11,860           114             261
                                                          --------------  --------------  ------------  --------------
NET ASSETS............................................... $   29,015,338  $   14,325,136  $     25,696  $      714,836
                                                          ==============  ==============  ============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $29,015,338; $14,325,136; $25,696; $714,836 and
 $372,669 and shares outstanding of 1,985,487,769;
 670,483,485; 2,201,400; 24,169,292 and
 15,772,002, respectively................................ $        14.61  $        21.37  $      11.67  $        29.58
                                                          ==============  ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED..............................  7,000,000,000   3,000,000,000   100,000,000   1,000,000,000
                                                          ==============  ==============  ============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................            N/A             N/A  $     24,410             N/A
                                                          ==============  ==============  ============  ==============
Investments at Cost...................................... $   23,236,496             N/A           N/A             N/A
                                                          ==============  ==============  ============  ==============
Foreign Currencies at Cost............................... $       25,424  $           --  $         --  $           --
                                                          ==============  ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   23,766,903  $   11,121,777  $     24,038  $      526,431
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................        173,702         (29,089)           42          (8,691)
Accumulated Net Realized Gain (Loss).....................       (247,970)        294,894           459          10,770
Net Unrealized Foreign Exchange Gain (Loss)..............         (2,521)         (1,592)           (1)           (184)
Net Unrealized Appreciation (Depreciation)...............      5,325,224       2,939,146         1,158         186,510
                                                          --------------  --------------  ------------  --------------
NET ASSETS............................................... $   29,015,338  $   14,325,136  $     25,696  $      714,836
                                                          ==============  ==============  ============  ==============

                                                           Asia Pacific
                                                              Small
                                                             Company
                                                            Portfolio
                                                          --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $      372,786
Investments at Value (including $2,855,742, $0, $0,
 $0 and $0 of securities on loan, respectively)..........             --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $2,698,580, $0, $0, $0
 and $0).................................................             --
Segregated Cash for Futures Contracts....................             --
Foreign Currencies at Value..............................             --
Cash.....................................................             --
Receivables:
  Investment Securities Sold.............................             --
  Dividends, Interest and Tax Reclaims...................             --
  Securities Lending Income..............................             --
  Fund Shares Sold.......................................             15
Unrealized Gain on Foreign Currency Contracts............             --
Prepaid Expenses and Other Assets........................             12
                                                          --------------
    Total Assets.........................................        372,813
                                                          --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................             --
  Investment Securities Purchased........................             --
  Fund Shares Redeemed...................................             11
  Due to Advisor.........................................            123
  Futures Margin Variation...............................             --
Unrealized Loss on Foreign Currency Contracts............             --
Accrued Expenses and Other Liabilities...................             10
                                                          --------------
    Total Liabilities....................................            144
                                                          --------------
NET ASSETS............................................... $      372,669
                                                          ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $29,015,338; $14,325,136; $25,696; $714,836 and
 $372,669 and shares outstanding of 1,985,487,769;
 670,483,485; 2,201,400; 24,169,292 and
 15,772,002, respectively................................ $        23.63
                                                          ==============
NUMBER OF SHARES AUTHORIZED..............................  1,000,000,000
                                                          ==============
Investments in Affiliated Investment Companies at
 Cost....................................................            N/A
                                                          ==============
Investments at Cost......................................            N/A
                                                          ==============
Foreign Currencies at Cost............................... $           --
                                                          ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $      363,709
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         (5,837)
Accumulated Net Realized Gain (Loss).....................         (4,049)
Net Unrealized Foreign Exchange Gain (Loss)..............             (4)
Net Unrealized Appreciation (Depreciation)...............         18,850
                                                          --------------
NET ASSETS............................................... $      372,669
                                                          ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          DFA
                                                         United       Continental    International    DFA Global
                                                      Kingdom Small      Small        Real Estate     Real Estate
                                                         Company        Company       Securities      Securities
                                                        Portfolio      Portfolio      Portfolio*      Portfolio*
                                                      -------------- -------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................... $       42,909 $      757,213             --  $    3,976,094
Investments at Value (including $0, $0, $364,886,
 $189,924 and $1,366,440 of securities on loan,
 respectively).......................................             --             -- $    5,689,486       3,160,950
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $354,482, $195,531 and $1,193,519)..................             --             --        354,483         195,540
Segregated Cash for Futures Contracts................             --             --          2,146              --
Foreign Currencies at Value..........................             --             --         24,546              --
Cash.................................................             --             --         40,468           8,041
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold......................................             --             --          2,322              --
  Dividends, Interest and Tax Reclaims...............             --             --         28,214           2,554
  Securities Lending Income..........................             --             --            354              50
  Fund Shares Sold...................................             31         10,274         14,909           7,310
Unrealized Gain on Foreign Currency Contracts........             --             --              3              --
Prepaid Expenses and Other Assets....................             11             21             57              98
                                                      -------------- -------------- --------------  --------------
    Total Assets.....................................         42,951        767,508      6,156,988       7,350,637
                                                      -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................             --             --        354,521         195,574
  Investment Securities/Affiliated Investment
   Company Purchased.................................             --             --             --           3,700
  Fund Shares Redeemed...............................              4              2          2,597           5,493
  Due to Advisor.....................................             15            250          1,183             528
  Futures Margin Variation...........................             --             --            397              --
Unrealized Loss on Foreign Currency Contracts........             --             --             --              --
Accrued Expenses and Other Liabilities...............              4             12            469             226
                                                      -------------- -------------- --------------  --------------
    Total Liabilities................................             23            264        359,167         205,521
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $       42,928 $      767,244 $    5,797,821  $    7,145,116
                                                      ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $42,928; $767,244; $5,797,821; $7,145,116 and
 $16,241,192 and shares outstanding of
 1,367,279; 26,571,452; 1,109,093,705;
 679,696,180 and 709,371,328, respectively........... $        31.40 $        28.87 $         5.23  $        10.51
                                                      ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000
                                                      ============== ============== ==============  ==============
Investments in Affiliated Investment Companies at
 Cost................................................            N/A            N/A $           --  $    3,349,138
                                                      ============== ============== ==============  ==============
Investments at Cost..................................            N/A            N/A $    5,159,669  $    3,238,884
                                                      ============== ============== ==============  ==============
Foreign Currencies at Cost........................... $           -- $           -- $       24,960  $           --
                                                      ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $       33,085 $      614,773 $    5,937,529  $    6,616,063
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................             45          5,013       (396,721)         43,116
Accumulated Net Realized Gain (Loss).................             59         11,799       (272,808)        (63,094)
Net Unrealized Foreign Exchange Gain (Loss)..........             --             63           (262)             --
Net Unrealized Appreciation (Depreciation)...........          9,739        135,596        530,083         549,031
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $       42,928 $      767,244 $    5,797,821  $    7,145,116
                                                      ============== ============== ==============  ==============

                                                            DFA
                                                       International
                                                         Small Cap
                                                      Value Portfolio*
                                                      ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...............................................              --
Investments at Value (including $0, $0, $364,886,
 $189,924 and $1,366,440 of securities on loan,
 respectively).......................................  $   15,877,592
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $354,482, $195,531 and $1,193,519)..................       1,193,530
Segregated Cash for Futures Contracts................           6,044
Foreign Currencies at Value..........................          84,559
Cash.................................................          95,517
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold......................................         139,154
  Dividends, Interest and Tax Reclaims...............          93,251
  Securities Lending Income..........................           3,022
  Fund Shares Sold...................................           9,717
Unrealized Gain on Foreign Currency Contracts........               1
Prepaid Expenses and Other Assets....................             137
                                                       --------------
    Total Assets.....................................      17,502,524
                                                       --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,193,550
  Investment Securities/Affiliated Investment
   Company Purchased.................................          50,164
  Fund Shares Redeemed...............................           5,883
  Due to Advisor.....................................           8,652
  Futures Margin Variation...........................           1,271
Unrealized Loss on Foreign Currency Contracts........               1
Accrued Expenses and Other Liabilities...............           1,811
                                                       --------------
    Total Liabilities................................       1,261,332
                                                       --------------
NET ASSETS...........................................  $   16,241,192
                                                       ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $42,928; $767,244; $5,797,821; $7,145,116 and
 $16,241,192 and shares outstanding of
 1,367,279; 26,571,452; 1,109,093,705;
 679,696,180 and 709,371,328, respectively...........  $        22.90
                                                       ==============
NUMBER OF SHARES AUTHORIZED..........................   4,600,000,000
                                                       ==============
Investments in Affiliated Investment Companies at
 Cost................................................  $           --
                                                       ==============
Investments at Cost..................................  $   12,682,554
                                                       ==============
Foreign Currencies at Cost...........................  $       85,853
                                                       ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $   12,430,241
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................        (120,527)
Accumulated Net Realized Gain (Loss).................         745,243
Net Unrealized Foreign Exchange Gain (Loss)..........          (3,030)
Net Unrealized Appreciation (Depreciation)...........       3,189,265
                                                       --------------
NET ASSETS...........................................  $   16,241,192
                                                       ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                     International
                                                                      International  High Relative
                                                                      Vector Equity  Profitability  World ex U.S.
                                                                       Portfolio*     Portfolio*   Value Portfolio
                                                                     --------------  ------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --            --  $      248,910
Investments at Value (including $259,380, $9,312, $0 and $12,037
 of securities on loan, respectively)............................... $    2,664,687  $    180,486              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $237,085, $9,369, $0 and $8,118)................        237,087         9,370              --
Foreign Currencies at Value.........................................          3,264           305              --
Cash................................................................         17,086         1,534              --
Receivables:
  Investment Securities Sold........................................          5,201           130              --
  Dividends, Interest and Tax Reclaims..............................         13,361           683              --
  Securities Lending Income.........................................            505             4              --
  Fund Shares Sold..................................................          1,965           820             103
Unrealized Gain on Foreign Currency Contracts.......................              1            --              --
Deferred Offering Costs.............................................             --             2              --
Prepaid Expenses and Other Assets...................................             30            38              13
                                                                     --------------  ------------  --------------
    Total Assets....................................................      2,943,187       193,372         249,026
                                                                     --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        237,091         9,370              --
  Investment Securities Purchased...................................          5,009         1,646              --
  Fund Shares Redeemed..............................................          1,028            58              66
  Due to Advisor....................................................            993            38              69
  Line of Credit....................................................             --            --              18
  Futures Margin Variation..........................................             68            --              --
Unrealized Loss on Foreign Currency Contracts.......................              1            --              --
Accrued Expenses and Other Liabilities..............................            259            32               5
                                                                     --------------  ------------  --------------
    Total Liabilities...............................................        244,449        11,144             158
                                                                     --------------  ------------  --------------
NET ASSETS.......................................................... $    2,698,738  $    182,228  $      248,868
                                                                     ==============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $2,698,738;
 $182,228; $248,868 and $527,259 and shares outstanding of
 197,969,384; 16,744,402; 18,918,396 and 34,612,068,
 respectively....................................................... $        13.63  $      10.88  $        13.15
                                                                     ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,500,000,000   500,000,000   1,000,000,000
                                                                     ==============  ============  ==============
Investments in Affiliated Investment Companies at Cost.............. $           --  $         --  $      203,584
                                                                     ==============  ============  ==============
Investments at Cost................................................. $    2,096,284  $    176,387             N/A
                                                                     ==============  ============  ==============
Foreign Currencies at Cost.......................................... $        3,290  $        309  $           --
                                                                     ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    2,076,142  $    177,342  $      197,871
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          5,525         1,021           1,383
Accumulated Net Realized Gain (Loss)................................         49,041          (219)          4,338
Net Unrealized Foreign Exchange Gain (Loss).........................           (281)          (12)            (50)
Net Unrealized Appreciation (Depreciation)..........................        568,311         4,096          45,326
                                                                     --------------  ------------  --------------
NET ASSETS.......................................................... $    2,698,738  $    182,228  $      248,868
                                                                     ==============  ============  ==============

                                                                     World ex U.S.
                                                                     Targeted Value
                                                                       Portfolio*
                                                                     --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --
Investments at Value (including $259,380, $9,312, $0 and $12,037
 of securities on loan, respectively)............................... $      522,149
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $237,085, $9,369, $0 and $8,118)................          8,118
Foreign Currencies at Value.........................................          2,664
Cash................................................................          1,161
Receivables:
  Investment Securities Sold........................................          1,849
  Dividends, Interest and Tax Reclaims..............................          2,146
  Securities Lending Income.........................................             48
  Fund Shares Sold..................................................            300
Unrealized Gain on Foreign Currency Contracts.......................             --
Deferred Offering Costs.............................................             --
Prepaid Expenses and Other Assets...................................             21
                                                                     --------------
    Total Assets....................................................        538,456
                                                                     --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................          8,119
  Investment Securities Purchased...................................          2,632
  Fund Shares Redeemed..............................................             81
  Due to Advisor....................................................            253
  Line of Credit....................................................             --
  Futures Margin Variation..........................................             --
Unrealized Loss on Foreign Currency Contracts.......................             --
Accrued Expenses and Other Liabilities..............................            112
                                                                     --------------
    Total Liabilities...............................................         11,197
                                                                     --------------
NET ASSETS.......................................................... $      527,259
                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $2,698,738;
 $182,228; $248,868 and $527,259 and shares outstanding of
 197,969,384; 16,744,402; 18,918,396 and 34,612,068,
 respectively....................................................... $        15.23
                                                                     ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000
                                                                     ==============
Investments in Affiliated Investment Companies at Cost.............. $           --
                                                                     ==============
Investments at Cost................................................. $      450,294
                                                                     ==============
Foreign Currencies at Cost.......................................... $        2,690
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $      433,014
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          2,605
Accumulated Net Realized Gain (Loss)................................         19,865
Net Unrealized Foreign Exchange Gain (Loss).........................            (54)
Net Unrealized Appreciation (Depreciation)..........................         71,829
                                                                     --------------
NET ASSETS.......................................................... $      527,259
                                                                     ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                     Selectively
                                                                    World ex U.S.    World Core     Hedged Global
                                                                     Core Equity       Equity          Equity
                                                                     Portfolio*      Portfolio        Portfolio
                                                                   --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........             --  $      696,879  $      388,786
Investments at Value (including $275,673, $0, $0 and $0 of
 securities on loan, respectively)................................ $    3,228,608              --              --
Temporary Cash Investments at Value & Cost........................             --             268              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $234,933, $0, $0 and $0)......................        234,936              --              --
Segregated Cash for Futures Contracts.............................             --              --           1,067
Foreign Currencies at Value.......................................          5,637              --              --
Cash..............................................................          9,588              --          21,725
Receivables:
  Investment Securities/Affiliated Investment Companies Sold......          2,951              --              --
  Dividends, Interest and Tax Reclaims............................         12,063               1              --
  Securities Lending Income.......................................            531              --              --
  Fund Shares Sold................................................          2,494             358             458
Unrealized Gain on Forward Currency Contracts.....................             --              --           2,795
Unrealized Gain on Foreign Currency Contracts.....................              1              --              --
Prepaid Expenses and Other Assets.................................             61              27              15
                                                                   --------------  --------------  --------------
    Total Assets..................................................      3,496,870         697,533         414,846
                                                                   --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................        234,949              --              --
  Investment Securities/Affiliated Investment Companies
   Purchased......................................................          3,756              33             259
  Fund Shares Redeemed............................................          2,991              51             134
  Due to Advisor..................................................            933              37              13
  Futures Margin Variation........................................             --              --             224
Unrealized Loss on Forward Currency Contracts.....................             --              --              35
Unrealized Loss on Foreign Currency Contracts.....................              3              --              --
Accrued Expenses and Other Liabilities............................            532              10              10
                                                                   --------------  --------------  --------------
    Total Liabilities.............................................        243,164             131             675
                                                                   --------------  --------------  --------------
NET ASSETS........................................................ $    3,253,706  $      697,402  $      414,171
                                                                   ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $3,253,706;
 $697,402; $414,171 and $6,262,102 and shares outstanding of
 259,188,664; 42,110,941; 24,926,634 and 204,430,684,
 respectively..................................................... $        12.55  $        16.56  $        16.62
                                                                   ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000   1,000,000,000   1,000,000,000
                                                                   ==============  ==============  ==============
Investments in Affiliated Investment Companies at Cost............ $           --  $      588,258  $      302,835
                                                                   ==============  ==============  ==============
Investments at Cost............................................... $    2,723,448  $           --  $           --
                                                                   ==============  ==============  ==============
Foreign Currencies at Cost........................................ $        5,680  $           --  $           --
                                                                   ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    2,727,738  $      588,132  $      327,560
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................         14,559             (34)         (1,066)
Accumulated Net Realized Gain (Loss)..............................          6,527             683            (249)
Net Unrealized Foreign Exchange Gain (Loss).......................           (238)             --           2,760
Net Unrealized Appreciation (Depreciation)........................        505,120         108,621          85,166
                                                                   --------------  --------------  --------------
NET ASSETS........................................................ $    3,253,706  $      697,402  $      414,171
                                                                   ==============  ==============  ==============

                                                                      Emerging
                                                                       Markets
                                                                      Portfolio
                                                                   --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........... $    6,290,336
Investments at Value (including $275,673, $0, $0 and $0 of
 securities on loan, respectively)................................             --
Temporary Cash Investments at Value & Cost........................             --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $234,933, $0, $0 and $0)......................             --
Segregated Cash for Futures Contracts.............................             --
Foreign Currencies at Value.......................................             --
Cash..............................................................             --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold......             --
  Dividends, Interest and Tax Reclaims............................             --
  Securities Lending Income.......................................             --
  Fund Shares Sold................................................          6,932
Unrealized Gain on Forward Currency Contracts.....................             --
Unrealized Gain on Foreign Currency Contracts.....................             --
Prepaid Expenses and Other Assets.................................             48
                                                                   --------------
    Total Assets..................................................      6,297,316
                                                                   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................             --
  Investment Securities/Affiliated Investment Companies
   Purchased......................................................             --
  Fund Shares Redeemed............................................         33,325
  Due to Advisor..................................................          1,659
  Futures Margin Variation........................................             --
Unrealized Loss on Forward Currency Contracts.....................             --
Unrealized Loss on Foreign Currency Contracts.....................             --
Accrued Expenses and Other Liabilities............................            230
                                                                   --------------
    Total Liabilities.............................................         35,214
                                                                   --------------
NET ASSETS........................................................ $    6,262,102
                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $3,253,706;
 $697,402; $414,171 and $6,262,102 and shares outstanding of
 259,188,664; 42,110,941; 24,926,634 and 204,430,684,
 respectively..................................................... $        30.63
                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000
                                                                   ==============
Investments in Affiliated Investment Companies at Cost............            N/A
                                                                   ==============
Investments at Cost...............................................            N/A
                                                                   ==============
Foreign Currencies at Cost........................................ $           --
                                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    4,086,213
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................          3,312
Accumulated Net Realized Gain (Loss)..............................       (137,689)
Net Unrealized Foreign Exchange Gain (Loss).......................            (54)
Net Unrealized Appreciation (Depreciation)........................      2,310,320
                                                                   --------------
NET ASSETS........................................................ $    6,262,102
                                                                   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                                                      Emerging        Emerging
                                                                                    Markets Small   Markets Value
                                                                                    Cap Portfolio     Portfolio
                                                                                   --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........................... $    7,825,211  $   19,926,153
Investments at Value (including $0, $0 and $2,428,598 of securities on loan,
 respectively)....................................................................             --              --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
 of $0, $0 and $1,481,465)........................................................             --              --
Segregated Cash for Futures Contracts.............................................             --              --
Foreign Currencies at Value.......................................................             --              --
Cash..............................................................................             --              --
Receivables:
  Investment Securities Sold......................................................             --              --
  Dividends, Interest and Tax Reclaims............................................             --              --
  Securities Lending Income.......................................................             --              --
  Fund Shares Sold................................................................         15,463           4,552
Unrealized Gain on Foreign Currency Contracts.....................................             --              --
Prepaid Expenses and Other Assets.................................................             51              73
                                                                                   --------------  --------------
     Total Assets.................................................................      7,840,725      19,930,778
                                                                                   --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................             --              --
  Investment Securities Purchased.................................................             --              --
  Fund Shares Redeemed............................................................          1,507          82,819
  Due to Advisor..................................................................          2,917           6,591
  Futures Margin Variation........................................................             --              --
Accrued Expenses and Other Liabilities............................................            191             741
                                                                                   --------------  --------------
     Total Liabilities............................................................          4,615          90,151
                                                                                   --------------  --------------
NET ASSETS........................................................................ $    7,836,110  $   19,840,627
                                                                                   ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $29,362 and $0 and shares
 outstanding of 0; 923,044 and 0, respectively....................................            N/A  $        31.81
                                                                                   ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................................            N/A     200,000,000
                                                                                   ==============  ==============
Institutional Class Shares -- based on net assets of $7,836,110; $19,811,265 and $29,708,499 and shares outstanding of 326,868,247; 618,322,616 and
 1,275,092,734, respectively...................................................... $        23.97  $        32.04
                                                                                   ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................................  1,500,000,000   3,000,000,000
                                                                                   ==============  ==============
Investments at Cost...............................................................            N/A             N/A
                                                                                   ==============  ==============
Foreign Currencies at Cost........................................................ $           --  $           --
                                                                                   ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $    6,385,914  $   17,416,333
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...............................................................        (43,421)        (93,976)
Accumulated Net Realized Gain (Loss)..............................................        231,739      (1,040,575)
Net Unrealized Foreign Exchange Gain (Loss).......................................           (159)             62
Net Unrealized Appreciation (Depreciation)........................................      1,262,037       3,558,783
                                                                                   --------------  --------------
NET ASSETS........................................................................ $    7,836,110  $   19,840,627
                                                                                   ==============  ==============

                                                                                      Emerging
                                                                                    Markets Core
                                                                                       Equity
                                                                                     Portfolio*
                                                                                   --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........................             --
Investments at Value (including $0, $0 and $2,428,598 of securities on loan,
 respectively).................................................................... $   29,367,151
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
 of $0, $0 and $1,481,465)........................................................      1,481,498
Segregated Cash for Futures Contracts.............................................         10,912
Foreign Currencies at Value.......................................................        159,401
Cash..............................................................................        167,963
Receivables:
  Investment Securities Sold......................................................          6,819
  Dividends, Interest and Tax Reclaims............................................         28,272
  Securities Lending Income.......................................................          7,215
  Fund Shares Sold................................................................         26,809
Unrealized Gain on Foreign Currency Contracts.....................................              1
Prepaid Expenses and Other Assets.................................................            231
                                                                                   --------------
     Total Assets.................................................................     31,256,272
                                                                                   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................      1,481,586
  Investment Securities Purchased.................................................         39,671
  Fund Shares Redeemed............................................................          7,250
  Due to Advisor..................................................................         11,529
  Futures Margin Variation........................................................          2,249
Accrued Expenses and Other Liabilities............................................          5,488
                                                                                   --------------
     Total Liabilities............................................................      1,547,773
                                                                                   --------------
NET ASSETS........................................................................ $   29,708,499
                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $29,362 and $0 and shares
 outstanding of 0; 923,044 and 0, respectively....................................            N/A
                                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................................            N/A
                                                                                   ==============
Institutional Class Shares -- based on net assets of $7,836,110; $19,811,265 and $29,708,499 and shares outstanding of 326,868,247; 618,322,616 and
 1,275,092,734, respectively...................................................... $        23.30
                                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................................  5,000,000,000
                                                                                   ==============
Investments at Cost............................................................... $   22,939,794
                                                                                   ==============
Foreign Currencies at Cost........................................................ $      159,963
                                                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $   24,005,758
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...............................................................         32,981
Accumulated Net Realized Gain (Loss)..............................................       (747,330)
Net Unrealized Foreign Exchange Gain (Loss).......................................           (274)
Net Unrealized Appreciation (Depreciation)........................................      6,417,364
                                                                                   --------------
NET ASSETS........................................................................ $   29,708,499
                                                                                   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                         Enhanced
                                                                        U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                         Company   Cap Equity Cap Value      Value
                                                                        Portfolio# Portfolio# Portfolio*  Portfolio#
                                                                        ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
   Dividends...........................................................        --        --    $274,025           --
   Interest............................................................        --        --       1,488           --
   Income from Securities Lending......................................        --        --       1,051           --
   Expenses Allocated from Affiliated Investment Company...............        --        --     (13,541)          --
                                                                         --------   -------    --------    ---------
    Total Net Investment Income Received from Affiliated Investment
     Company...........................................................        --        --     263,023           --
                                                                         --------   -------    --------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $45,
   respectively).......................................................        --   $11,743          --    $  76,711
  Non Cash Income......................................................        --        --          --        5,335
  Interest.............................................................  $  3,423        --          --           --
  Income from Securities Lending.......................................         8       100          --        5,703
                                                                         --------   -------    --------    ---------
    Total Investment Income............................................     3,431    11,843          --       87,749
                                                                         --------   -------    --------    ---------
Fund Expenses
  Investment Management Fees...........................................       347       989      31,056       18,924
  Accounting & Transfer Agent Fees.....................................        15        47         441          325
  S&P 500(R) Fees......................................................         4        --          --           --
  Custodian Fees.......................................................         4         8          --           67
  Shareholder Servicing Fees
   Class R1 Shares.....................................................        --        --          --           29
   Class R2 Shares.....................................................        --        --          --          195
  Filing Fees..........................................................        14        23         152          100
  Shareholders' Reports................................................         6        10         231          160
  Directors'/Trustees' Fees & Expenses.................................         1         5          95           42
  Professional Fees....................................................         2         8          58           63
  Other................................................................         5        18          56          128
                                                                         --------   -------    --------    ---------
    Total Expenses.....................................................       398     1,108      32,089       20,033
                                                                         --------   -------    --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................      (137)       --     (12,423)          --
                                                                         --------   -------    --------    ---------
  Net Expenses.........................................................       261     1,108      19,666       20,033
                                                                         --------   -------    --------    ---------
  Net Investment Income (Loss).........................................     3,170    10,735     243,357       67,716
                                                                         --------   -------    --------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................................    (1,122)    3,202          --      324,706
   Affiliated Investment Companies Shares Sold.........................        (1)       (5)         --         (162)
   Transactions Allocated from Affiliated Investment Company...........        --        --     497,515           --
   Futures.............................................................    32,203        21          --        8,335
   Foreign Currency Transactions.......................................       (17)       --          --            1
   Forward Currency Contracts..........................................       310        --          --           --
   In-Kind Redemptions.................................................        --        --          --       16,160
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................    (3,397)   37,104          --     (144,015)
   Affiliated Investment Companies Shares..............................         2         1          --            5
   Transactions Allocated from Affiliated Investment Company...........        --        --     105,827           --
   Futures.............................................................   (21,933)       --          --       (3,740)
   Translation of Foreign Currency Denominated Amounts.................         4        --          --           --
                                                                         --------   -------    --------    ---------
  Net Realized and Unrealized Gain (Loss)..............................     6,049    40,323     603,342      201,290
                                                                         --------   -------    --------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations........  $  9,219   $51,058    $846,699    $ 269,006
                                                                         ========   =======    ========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       U.S. Small U.S. Core  U.S. Core  U.S. Vector
                                                                       Cap Value   Equity 1   Equity 2    Equity
                                                                       Portfolio# Portfolio# Portfolio# Portfolio#
                                                                       ---------- ---------- ---------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $95, $27, $31 and $11,
   respectively)...................................................... $ 109,030   $185,301   $200,648   $ 39,152
  Income from Securities Lending......................................     5,830      5,011      6,076      1,751
                                                                       ---------   --------   --------   --------
     Total Investment Income..........................................   114,860    190,312    206,724     40,903
                                                                       ---------   --------   --------   --------
Expenses
  Investment Management Fees..........................................    37,707     18,598     23,648      7,157
  Accounting & Transfer Agent Fees....................................       528        622        709        163
  Custodian Fees......................................................        96        106        116         29
  Filing Fees.........................................................       115        160        185         45
  Shareholders' Reports...............................................       208        142        163         57
  Directors'/Trustees' Fees & Expenses................................        59         83         90         19
  Professional Fees...................................................        89        124        135         29
  Other...............................................................       184        251        272         62
                                                                       ---------   --------   --------   --------
     Total Expenses...................................................    38,986     20,086     25,318      7,561
                                                                       ---------   --------   --------   --------
  Net Investment Income (Loss)........................................    75,874    170,226    181,406     33,342
                                                                       ---------   --------   --------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................   643,656    104,160    174,206    139,689
    Affiliated Investment Companies Shares Sold.......................      (171)      (183)      (162)       (46)
    Futures...........................................................    14,383     17,432     18,482      1,242
    Foreign Currency Transactions.....................................         3         --         --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................  (563,438)   592,027    456,197    (31,996)
    Affiliated Investment Companies Shares............................       (29)        13        (15)       (18)
    Futures...........................................................    (9,360)   (12,650)   (14,032)    (1,061)
                                                                       ---------   --------   --------   --------
  Net Realized and Unrealized Gain (Loss).............................    85,044    700,799    634,676    107,810
                                                                       ---------   --------   --------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations....... $ 160,918   $871,025   $816,082   $141,152
                                                                       =========   ========   ========   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                     U.S. High    DFA Real
                                                             U.S. Small U.S. Micro   Relative      Estate     Large Cap
                                                                Cap        Cap     Profitability Securities International
                                                             Portfolio# Portfolio#  Portfolio#   Portfolio#  Portfolio#
                                                             ---------- ---------- ------------- ---------- -------------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $49, $5, $0,
   $0 and $7,015, respectively)............................. $ 115,320  $  40,286     $2,238     $ 175,759    $ 68,198
  Non Cash Income...........................................     6,759         --         --            --          --
  Income from Securities Lending............................    10,570      4,029         23           642       1,534
                                                             ---------  ---------     ------     ---------    --------
     Total Investment Income................................   132,649     44,315      2,261       176,401      69,732
                                                             ---------  ---------     ------     ---------    --------
Fund Expenses
  Investment Management Fees................................    30,208     15,930        271         6,966       4,831
  Accounting & Transfer Agent Fees..........................       556        261          9           272         207
  Custodian Fees............................................       106         41          6            42         229
  Filing Fees...............................................        90         50         55            71          35
  Shareholders' Reports.....................................       177         70          2           135          73
  Directors'/Trustees' Fees & Expenses......................        66         25          1            33          19
  Professional Fees.........................................        99         37          1            50          32
  Organizational & Offering Costs...........................        --         --         19            --          --
  Other.....................................................       207         77          3            99          77
                                                             ---------  ---------     ------     ---------    --------
     Total Expenses.........................................    31,509     16,491        367         7,668       5,503
                                                             ---------  ---------     ------     ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).................................................        --         --        (28)         (292)         40
  Fees Paid Indirectly (Note C).............................        --         --         --            --         (60)
                                                             ---------  ---------     ------     ---------    --------
  Net Expenses..............................................    31,509     16,491        339         7,376       5,483
                                                             ---------  ---------     ------     ---------    --------
  Net Investment Income (Loss)..............................   101,140     27,824      1,922       169,025      64,249
                                                             ---------  ---------     ------     ---------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................   460,896    204,682        213        (5,888)     (3,936)
    Affiliated Investment Companies Shares Sold.............      (369)       (70)        --           (57)        (55)
    Futures.................................................    14,625      4,412        (37)        6,473       3,576
    Foreign Currency Transactions...........................         1         --         --            --         484
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............  (231,363)  (129,113)     3,832      (506,291)     83,514
    Affiliated Investment Companies Shares..................       (15)        (6)         1            (1)         41
    Futures.................................................    (9,693)    (1,811)        --        (4,754)     (2,046)
    Translation of Foreign Currency Denominated
     Amounts................................................        --         --         --            --        (375)
                                                             ---------  ---------     ------     ---------    --------
  Net Realized and Unrealized Gain (Loss)...................   234,082     78,094      4,009      (510,518)     81,203
                                                             ---------  ---------     ------     ---------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................. $ 335,222  $ 105,918     $5,931     $(341,493)   $145,452
                                                             =========  =========     ======     =========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                  International               Japanese
                                                                    International     Small     Global Small    Small
                                                                     Core Equity     Company      Company      Company
                                                                     Portfolio#    Portfolio*#  Portfolio*#  Portfolio*#
                                                                    ------------- ------------- ------------ -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $14,541,
    $10, $756 and $105, respectively)..............................         --      $162,144       $ 109       $ 6,808
   Income from Securities Lending..................................         --        19,715          20         1,133
   Expenses Allocated from Affiliated Investment Companies.........         --        (8,407)         (8)         (427)
  Income Distributions Received from Affiliated Investment
   Companies.......................................................         --           935          52            --
                                                                      --------      --------       -----       -------
    Total Net Investment Income Received from Affiliated
     Investment Companies..........................................         --       174,387         173         7,514
                                                                      --------      --------       -----       -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $36,164, $0, $0, $0
   and $0, respectively)...........................................   $362,996            --          --            --
  Income from Securities Lending...................................     18,704            --          --            --
                                                                      --------      --------       -----       -------
    Total Investment Income........................................    381,700            --          --            --
                                                                      --------      --------       -----       -------
Fund Expenses
  Investment Management Fees.......................................     36,719        27,983          45         1,706
  Accounting & Transfer Agent Fees.................................        859           151           2             4
  Custodian Fees...................................................      1,315             2           2            --
  Filing Fees......................................................        228            53           9            10
  Shareholders' Reports............................................        230           203           1             4
  Directors'/Trustees' Fees & Expenses.............................        103            54          --             3
  Professional Fees................................................        171            32           1             2
  Organizational & Offering Costs..................................         --            --           7            --
  Other............................................................        398            36          --             2
                                                                      --------      --------       -----       -------
    Total Expenses.................................................     40,023        28,514          67         1,731
                                                                      --------      --------       -----       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................        785            --         (43)         (341)
  Fees Paid Indirectly (Note C)....................................       (377)           --          --            --
                                                                      --------      --------       -----       -------
  Net Expenses.....................................................     40,431        28,514          24         1,390
                                                                      --------      --------       -----       -------
  Net Investment Income (Loss).....................................    341,269       145,873         149         6,124
                                                                      --------      --------       -----       -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................         --            --         333            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................     48,836            --          --            --
   Affiliated Investment Companies Shares Sold.....................       (130)           --          (3)           --
   Transactions Allocated from Affiliated Investment Company.......         --       321,930         136        17,300
   Futures.........................................................     33,099        11,806           2            --
   Foreign Currency Transactions...................................        395          (230)         --           (93)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................    510,914            29          --            --
   Affiliated Investment Companies Shares..........................        (17)           --        (308)           --
   Transactions Allocated from Affiliated Investment Company.......         --        60,840         170        16,128
   Futures.........................................................    (14,558)       (5,581)         --            --
   Translation of Foreign Currency Denominated Amounts.............     (2,401)       (1,397)         (1)         (115)
                                                                      --------      --------       -----       -------
  Net Realized and Unrealized Gain (Loss)..........................    576,138       387,397         329        33,220
                                                                      --------      --------       -----       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $917,407      $533,270       $ 478       $39,344
                                                                      ========      ========       =====       =======

                                                                    Asia Pacific
                                                                       Small
                                                                      Company
                                                                    Portfolio*#
                                                                    ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $14,541,
    $10, $756 and $105, respectively)..............................   $ 6,031
   Income from Securities Lending..................................       640
   Expenses Allocated from Affiliated Investment Companies.........      (226)
  Income Distributions Received from Affiliated Investment
   Companies.......................................................        --
                                                                      -------
    Total Net Investment Income Received from Affiliated
     Investment Companies..........................................     6,445
                                                                      -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $36,164, $0, $0, $0
   and $0, respectively)...........................................        --
  Income from Securities Lending...................................        --
                                                                      -------
    Total Investment Income........................................        --
                                                                      -------
Fund Expenses
  Investment Management Fees.......................................       887
  Accounting & Transfer Agent Fees.................................         3
  Custodian Fees...................................................        --
  Filing Fees......................................................        10
  Shareholders' Reports............................................         3
  Directors'/Trustees' Fees & Expenses.............................         1
  Professional Fees................................................         1
  Organizational & Offering Costs..................................        --
  Other............................................................         1
                                                                      -------
    Total Expenses.................................................       906
                                                                      -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................      (177)
  Fees Paid Indirectly (Note C)....................................        --
                                                                      -------
  Net Expenses.....................................................       729
                                                                      -------
  Net Investment Income (Loss).....................................     5,716
                                                                      -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................        --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................        --
   Affiliated Investment Companies Shares Sold.....................        --
   Transactions Allocated from Affiliated Investment Company.......       973
   Futures.........................................................        --
   Foreign Currency Transactions...................................       (27)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................        --
   Affiliated Investment Companies Shares..........................        --
   Transactions Allocated from Affiliated Investment Company.......     5,128
   Futures.........................................................        --
   Translation of Foreign Currency Denominated Amounts.............        (3)
                                                                      -------
  Net Realized and Unrealized Gain (Loss)..........................     6,071
                                                                      -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $11,787
                                                                      =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                   United                     DFA                       DFA
                                                                   Kingdom   Continental International DFA Global  International
                                                                    Small       Small     Real Estate  Real Estate   Small Cap
                                                                   Company     Company    Securities   Securities      Value
                                                                 Portfolio*# Portfolio*#  Portfolio#   Portfolio#   Portfolio#
                                                                 ----------- ----------- ------------- ----------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $1,155,
    $0, $0 and $0, respectively)................................   $  720      $ 7,266           --            --           --
   Income from Securities Lending...............................       11        1,050           --            --           --
   Expenses Allocated from Affiliated Investment Company........      (25)        (429)          --            --           --
  Income Distributions Received from Affiliated Investment
   Companies....................................................       --           --           --     $ 198,065           --
                                                                   ------      -------     --------     ---------    ---------
    Total Net Investment Income Received from Affiliated
     Investment Company.........................................      706        7,887           --       198,065           --
                                                                   ------      -------     --------     ---------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $14,173,
   $0 and $15,848, respectively)................................       --           --     $131,553            96    $ 182,995
  Non Cash Income...............................................       --           --           --            --       11,168
  Income from Securities Lending................................       --           --        1,807           296       13,567
                                                                   ------      -------     --------     ---------    ---------
    Total Fund Investment Income................................       --           --      133,360           392      207,730
                                                                   ------      -------     --------     ---------    ---------
Fund Expenses
  Investment Management Fees....................................      109        1,760        7,151         6,913       52,595
  Accounting & Transfer Agent Fees..............................        2            5          208           110          581
  Custodian Fees................................................       --           --          275            18        1,169
  Filing Fees...................................................        8           43           66            86          105
  Shareholders' Reports.........................................        2            3           64           151          194
  Directors'/Trustees' Fees & Expenses..........................       --            3           23            27           64
  Professional Fees.............................................        1            1           39            22          107
  Other.........................................................       --            2          103            27          258
                                                                   ------      -------     --------     ---------    ---------
    Total Expenses..............................................      122        1,817        7,929         7,354       55,073
                                                                   ------      -------     --------     ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................      (20)        (352)          --        (3,830)          --
  Fees Paid Indirectly (Note C).................................       --           --          (75)           --         (248)
                                                                   ------      -------     --------     ---------    ---------
  Net Expenses..................................................      102        1,465        7,854         3,524       54,825
                                                                   ------      -------     --------     ---------    ---------
  Net Investment Income (Loss)..................................      604        6,422      125,506       194,933      152,905
                                                                   ------      -------     --------     ---------    ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.........................................       --           --           --         5,030           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.................................       --           --      (50,919)            1      749,846
   Affiliated Investment Companies Shares Sold..................       --           --          (65)      (19,596)         (73)
   Transactions Allocated from Affiliated Investment
    Company.....................................................    1,483       12,710           --            --           --
   Futures......................................................       --           --        2,020            --       15,893
   Foreign Currency Transactions................................        7          (14)         382            --       (1,918)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................       --           --      337,116      (180,268)    (478,067)
   Affiliated Investment Companies Shares.......................       --           --            6        (6,034)         (35)
   Transactions Allocated from Affiliated Investment
    Company.....................................................     (210)       3,041           --            --           --
   Futures......................................................       --           --          215            --      (10,499)
   Translation of Foreign Currency Denominated Amounts..........       (6)         (74)        (152)           --       (2,956)
                                                                   ------      -------     --------     ---------    ---------
  Net Realized and Unrealized Gain (Loss).......................    1,274       15,663      288,603      (200,867)     272,191
                                                                   ------      -------     --------     ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $1,878      $22,085     $414,109     $  (5,934)   $ 425,096
                                                                   ======      =======     ========     =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                      International               World ex U.S.
                                                                        International High Relative World ex U.S.   Targeted
                                                                        Vector Equity Profitability     Value         Value
                                                                         Portfolio#    Portfolio#    Portfolio*#   Portfolio#
                                                                        ------------- ------------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $339 and $0,
    respectively)......................................................         --           --        $ 3,202            --
   Income from Securities Lending......................................         --           --            103            --
   Expenses Allocated from Affiliated Investment Companies.............         --           --           (223)           --
  Income Distributions Received from Affiliated Investment
   Companies...........................................................         --           --            478            --
                                                                           -------       ------        -------       -------
    Total Net Investment Income Received from Affiliated Investment
     Companies.........................................................         --           --          3,560            --
                                                                           -------       ------        -------       -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,246, $206, $0 and
   $501, respectively).................................................    $33,521       $1,913             --       $ 5,417
  Income from Securities Lending.......................................      2,197           22             --           167
                                                                           -------       ------        -------       -------
    Total Investment Income............................................     35,718        1,935             --         5,584
                                                                           -------       ------        -------       -------
Fund Expenses
  Investment Management Fees...........................................      5,882          166            594         1,445
  Accounting & Transfer Agent Fees.....................................        109            9              4            22
  Custodian Fees.......................................................        143           10             --           119
  Filing Fees..........................................................         38           31             12            21
  Shareholders' Reports................................................         40            1              2             5
  Directors'/Trustees' Fees & Expenses.................................         10           --              1             2
  Professional Fees....................................................         19            1              2            14
  Organizational & Offering Costs......................................         --           18             --            --
  Other................................................................         44            3              1            10
                                                                           -------       ------        -------       -------
    Total Expenses.....................................................      6,285          239            616         1,638
                                                                           -------       ------        -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................         --           (5)          (276)           --
  Fees Paid Indirectly (Note C)........................................        (11)          (5)            --            (4)
                                                                           -------       ------        -------       -------
  Net Expenses.........................................................      6,274          229            340         1,634
                                                                           -------       ------        -------       -------
  Net Investment Income (Loss).........................................     29,444        1,706          3,220         3,950
                                                                           -------       ------        -------       -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...........................................................         --           --            773            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................................     50,228          (35)            --        19,944
   Affiliated Investment Companies Shares Sold.........................         (9)          --            (70)           (1)
   Transactions Allocated from Affiliated Investment Company...........         --           --          4,407            --
   Futures.............................................................        (17)          24             --            22
   Foreign Currency Transactions.......................................        229           29             27           (16)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................     16,281          375         (6,349)       (7,442)
   Affiliated Investment Companies Shares..............................         (5)           1          5,791            --
   Transactions Allocated from Affiliated Investment Company...........         --           --          4,540            --
   Futures.............................................................        (68)          --             --            --
   Translation of Foreign Currency Denominated Amounts.................       (265)         (11)           (15)          (51)
                                                                           -------       ------        -------       -------
  Net Realized and Unrealized Gain (Loss)..............................     66,374          383          9,104        12,456
                                                                           -------       ------        -------       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................................    $95,818       $2,089        $12,324       $16,406
                                                                           =======       ======        =======       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                   Selectively
                                                                         World ex U.S. World Core    Hedged      Emerging
                                                                          Core Equity    Equity   Global Equity   Markets
                                                                          Portfolio#   Portfolio    Portfolio   Portfolio*#
                                                                         ------------- ---------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $5,092,
    respectively).......................................................         --          --           --     $ 52,504
   Interest.............................................................         --          --           --           22
   Income from Securities Lending.......................................         --          --           --        2,617
   Expenses Allocated from Affiliated Investment Companies..............         --          --           --       (4,740)
  Income Distributions Received from Affiliated Investment Companies....         --     $ 5,028      $ 3,043           --
                                                                           --------     -------      -------     --------
    Total Net Investment Income Received from Affiliated Investment
     Companies..........................................................         --       5,028        3,043       50,403
                                                                           --------     -------      -------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,792, $0, $0 and $0,
   respectively)........................................................   $ 36,469          --           --           --
  Income from Securities Lending........................................      2,270          --           --           --
                                                                           --------     -------      -------     --------
    Total Fund Investment Income........................................     38,739          --           --           --
                                                                           --------     -------      -------     --------
Fund Expenses
  Investment Management Fees............................................      4,924         996          620       13,430
  Accounting & Transfer Agent Fees......................................        113           5            6           50
  Custodian Fees........................................................        414          --            1           --
  Filing Fees...........................................................         45          19           18           41
  Shareholders' Reports.................................................         37           3            4           95
  Directors'/Trustees' Fees & Expenses..................................         11           2            2           25
  Professional Fees.....................................................         31           2            1           16
  Other.................................................................         50           7            1           16
                                                                           --------     -------      -------     --------
    Total Expenses......................................................      5,625       1,034          653       13,673
                                                                           --------     -------      -------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)........................................        377        (773)        (550)      (3,198)
  Fees Paid Indirectly (Note C).........................................        (37)         --           --           --
                                                                           --------     -------      -------     --------
  Net Expenses..........................................................      5,965         261          103       10,475
                                                                           --------     -------      -------     --------
  Net Investment Income (Loss)..........................................     32,774       4,767        2,940       39,928
                                                                           --------     -------      -------     --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies............................................................         --       1,843        1,607           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.........................................     11,474           1           (1)          --
   Affiliated Investment Companies Shares Sold..........................        (13)      3,184        2,281           --
   Transactions Allocated from Affiliated Investment Company............         --          --           --       85,126
   Futures..............................................................        657         145        2,531           --
   Foreign Currency Transactions........................................       (137)         --           --          994
   Forward Currency Contracts...........................................         --          --       (3,348)          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........................     69,738          --            5           --
   Affiliated Investment Companies Shares...............................         (1)     15,802        8,108           --
   Transactions Allocated from Affiliated Investment Company............         --          --           --      130,204
   Futures..............................................................         --          --       (1,801)          --
   Translation of Foreign Currency Denominated Amounts..................       (227)         --           --          (43)
   Forward Currency Contracts...........................................         --          --        1,336           --
                                                                           --------     -------      -------     --------
  Net Realized and Unrealized Gain (Loss)...............................     81,491      20,975       10,718      216,281
                                                                           --------     -------      -------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.........   $114,265     $25,742      $13,658     $256,209
                                                                           ========     =======      =======     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        Emerging   Emerging     Emerging
                                                                                        Markets     Markets   Markets Core
                                                                                       Small Cap     Value       Equity
                                                                                       Portfolio* Portfolio*#  Portfolio#
                                                                                       ---------- ----------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $5,515, $21,127 and $0, respectively)..  $ 53,376  $  168,355           --
   Interest...........................................................................         4          11           --
   Income from Securities Lending.....................................................    28,514      14,367           --
   Expenses Allocated from Affiliated Investment Companies............................    (9,832)    (15,103)          --
                                                                                        --------  ----------   ----------
    Total Net Investment Income Received from Affiliated Investment Companies.........    72,062     167,630           --
                                                                                        --------  ----------   ----------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0 and $29,574, respectively).......        --          --   $  232,611
  Income from Securities Lending......................................................        --          --       36,025
                                                                                        --------  ----------   ----------
    Total Investment Income...........................................................        --          --      268,636
                                                                                        --------  ----------   ----------
Fund Expenses
  Investment Management Fees..........................................................    24,976      49,752       67,829
  Accounting & Transfer Agent Fees....................................................        92          96          922
  Custodian Fees......................................................................        --          --        5,193
  Shareholder Servicing Fees
   Class R2 Shares....................................................................        --          40           --
  Filing Fees.........................................................................        36          59          189
  Shareholders' Reports...............................................................        68         159          281
  Directors'/Trustees' Fees & Expenses................................................        29          77          109
  Professional Fees...................................................................        18          48          200
  Other...............................................................................        17          46          412
                                                                                        --------  ----------   ----------
    Total Expenses....................................................................    25,236      50,277       75,135
                                                                                        --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C)...................................................................    (7,685)         --        1,257
   Institutional Class Shares.........................................................        --      (9,934)          --
   Class R2 Shares....................................................................        --         (16)          --
  Fees Paid Indirectly (Note C).......................................................        --          --         (220)
                                                                                        --------  ----------   ----------
  Net Expenses........................................................................    17,551      40,327       76,172
                                                                                        --------  ----------   ----------
  Net Investment Income (Loss)........................................................    54,511     127,303      192,464
                                                                                        --------  ----------   ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.......................................................        --          --       74,060
   Affiliated Investment Companies Shares Sold........................................        --          --         (124)
   Transactions Allocated from Affiliated Investment Company..........................   245,328     293,095           --
   Futures............................................................................        --          --       18,221
   Foreign Currency Transactions......................................................       (77)      1,005       (1,498)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.........................................        --          --    1,009,322
   Affiliated Investment Companies Shares.............................................        --          --          (27)
   Transactions Allocated from Affiliated Investment Company..........................   140,406     899,083           --
   Futures............................................................................        --          --      (15,447)
   Translation of Foreign Currency Denominated Amounts................................       (79)        (97)        (165)
                                                                                        --------  ----------   ----------
  Net Realized and Unrealized Gain (Loss).............................................   385,578   1,193,086    1,084,342
                                                                                        --------  ----------   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations.......................  $440,089  $1,320,389   $1,276,806
                                                                                        ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $144 and $5, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          Enhanced U.S. Large   U.S. Large Cap Equity    U.S. Large Cap Value
                                                           Company Portfolio          Portfolio                Portfolio
                                                         --------------------  ----------------------  ------------------------
                                                         Six Months    Year    Six Months     Year     Six Months       Year
                                                            Ended     Ended       Ended      Ended        Ended        Ended
                                                          April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,     Oct. 31,
                                                            2018       2017       2018        2017        2018          2017
                                                         ----------- --------  ----------- ----------  -----------  -----------
                                                         (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........................  $  3,170   $  3,676  $   10,735  $   18,142  $   243,357  $   427,035
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................    (1,122)      (319)      3,202         273           --           --
   Affiliated Investment Companies Shares Sold..........        (1)         1          (5)         --           --           --
   Transactions Allocated from Affiliated Investment
    Company.............................................        --         --          --          --      497,515    1,154,160
   Futures..............................................    32,203     39,159          21           9           --       18,720
   Foreign Currency Transactions........................       (17)       (11)         --          --           --           --
   Forward Currency Contracts...........................       310       (132)         --          --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........    (3,397)    (1,062)     37,104     200,016           --           --
   Affiliated Investment Companies Shares Sold..........         2         (1)          1          (7)          --           --
   Transactions Allocated from Affiliated Investment
    Company.............................................        --         --          --          --      105,827    2,764,575
   Futures..............................................   (21,933)    14,290          --          --           --       10,896
   Translation of Foreign Currency Denominated
    Amounts.............................................         4         (9)         --          --           --           --
   Forward Currency Contracts...........................        --        896          --          --           --           --
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................     9,219     56,488      51,058     218,433      846,699    4,375,386
                                                          --------   --------  ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........................    (3,136)    (2,502)     (9,993)    (18,564)    (212,674)    (403,733)
  Net Short-Term Gains:
   Institutional Class Shares...........................   (19,355)    (2,722)         --          --      (44,063)          --
  Net Long-Term Gains:
   Institutional Class Shares...........................   (29,522)    (4,088)         --          --   (1,084,239)    (446,140)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Total Distributions.................................   (52,013)    (9,312)     (9,993)    (18,564)  (1,340,976)    (849,873)
                                                          --------   --------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................    74,855    101,630     242,886     343,508    2,951,422    5,277,113
  Shares Issued in Lieu of Cash Distributions...........    51,982      8,734       9,246      17,598    1,264,013      793,913
  Shares Redeemed.......................................   (69,502)   (73,606)   (127,507)   (199,415)  (2,611,271)  (3,536,921)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................    57,335     36,758     124,625     161,691    1,604,164    2,534,105
                                                          --------   --------  ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.............    14,541     83,934     165,690     361,560    1,109,887    6,059,618
Net Assets
  Beginning of Period...................................   322,347    238,413   1,212,883     851,323   23,732,871   17,673,253
                                                          --------   --------  ----------  ----------  -----------  -----------
  End of Period.........................................  $336,888   $322,347  $1,378,573  $1,212,883  $24,842,758  $23,732,871
                                                          ========   ========  ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................     5,484      7,516      14,352      23,434       75,093      144,495
  Shares Issued in Lieu of Cash Distributions...........     4,009        681         562       1,194       32,811       22,018
  Shares Redeemed.......................................    (5,247)    (5,541)     (7,539)    (13,683)     (66,580)     (97,162)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.......................................     4,246      2,656       7,375      10,945       41,324       69,351
                                                          ========   ========  ==========  ==========  ===========  ===========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)....................  $    911   $    877  $    1,949  $    1,207  $    53,279  $    22,596

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                      U.S. Targeted Value      U.S. Small Cap Value
                                                           Portfolio                 Portfolio
                                                   ------------------------  ------------------------
                                                   Six Months       Year     Six Months       Year
                                                      Ended        Ended        Ended        Ended
                                                    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                      2018          2017        2018          2017
                                                   -----------  -----------  -----------  -----------
                                                   (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $    67,716  $   109,197  $    75,874  $   118,233
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     324,706      454,563      643,656      690,721
   Affiliated Investment Companies Shares
    Sold..........................................        (162)          (1)        (171)          22
   Futures........................................       8,335       17,659       14,383       26,310
   Foreign Currency Transactions..................           1            6            3           --
   In-Kind Redemptions............................      16,160           --           --       79,386
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....    (144,015)   1,335,548     (563,438)   2,156,333
   Affiliated Investment Companies Shares
    Sold..........................................           5         (188)         (29)        (216)
   Futures........................................      (3,740)       2,939       (9,360)       9,284
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     269,006    1,919,723      160,918    3,080,073
                                                   -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares................................        (293)        (506)          --           --
   Class R2 Shares................................        (707)      (1,483)          --           --
   Institutional Class Shares.....................     (58,873)    (103,014)     (64,499)    (113,837)
  Net Short-Term Gains:
   Class R1 Shares................................        (139)         (75)          --           --
   Class R2 Shares................................        (385)        (304)          --           --
   Institutional Class Shares.....................     (26,704)     (15,806)     (36,882)          --
  Net Long-Term Gains:
   Class R1 Shares................................      (2,222)      (1,310)          --           --
   Class R2 Shares................................      (6,156)      (5,296)          --           --
   Institutional Class Shares.....................    (427,245)    (275,712)    (653,833)    (533,287)
                                                   -----------  -----------  -----------  -----------
    Total Distributions...........................    (522,724)    (403,506)    (755,214)    (647,124)
                                                   -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...................................   1,163,195    3,081,447    1,384,531    2,978,426
  Shares Issued in Lieu of Cash Distributions.....     492,413      373,214      693,470      585,631
  Shares Redeemed.................................  (1,274,670)  (2,298,736)  (1,442,793)  (3,444,324)
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................     380,938    1,155,925      635,208      119,733
                                                   -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.......     127,220    2,672,142       40,912    2,552,682
Net Assets
  Beginning of Period.............................  10,740,431    8,068,289   15,165,867   12,613,185
                                                   -----------  -----------  -----------  -----------
  End of Period................................... $10,867,651  $10,740,431  $15,206,779  $15,165,867
                                                   ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................      46,664      128,009       36,381       80,463
  Shares Issued in Lieu of Cash Distributions.....      20,120       15,383       18,503       15,504
  Shares Redeemed.................................     (50,889)     (95,985)     (37,706)     (92,936)
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................      15,895       47,407       17,178        3,031
                                                   ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $     6,449  $    (1,394) $     5,682  $    (5,694)

                                                   U.S. Core Equity 1 Portfolio
                                                   ---------------------------
                                                   Six Months         Year
                                                      Ended          Ended
                                                    April 30,       Oct. 31,
                                                      2018            2017
                                                   -----------    -----------
                                                   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   170,226    $   299,067
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     104,160         96,159
   Affiliated Investment Companies Shares
    Sold..........................................        (183)           (35)
   Futures........................................      17,432         15,613
   Foreign Currency Transactions..................          --              3
   In-Kind Redemptions............................          --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....     592,027      3,505,095
   Affiliated Investment Companies Shares
    Sold..........................................          13           (188)
   Futures........................................     (12,650)        10,034
                                                    -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     871,025      3,925,748
                                                    -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................    (156,797)      (310,434)
  Net Short-Term Gains:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................      (2,527)            --
  Net Long-Term Gains:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................    (116,824)       (71,615)
                                                    -----------   -----------
    Total Distributions...........................    (276,148)      (382,049)
                                                    -----------   -----------
Capital Share Transactions (1):
  Shares Issued...................................   2,393,768      4,637,048
  Shares Issued in Lieu of Cash Distributions.....     269,875        368,386
  Shares Redeemed.................................  (1,732,454)    (2,746,550)
                                                    -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................     931,189      2,258,884
                                                    -----------   -----------
    Total Increase (Decrease) in Net Assets.......   1,526,066      5,802,583
Net Assets
  Beginning of Period.............................  20,762,742     14,960,159
                                                    -----------   -----------
  End of Period................................... $22,288,808    $20,762,742
                                                    ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................     104,319        229,289
  Shares Issued in Lieu of Cash Distributions.....      12,043         18,264
  Shares Redeemed.................................     (75,270)      (135,531)
                                                    -----------   -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................      41,092        112,022
                                                    ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $    27,919    $    14,490

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio
                                               ---------------------------  ---------------------------
                                               Six Months         Year      Six Months        Year
                                                  Ended          Ended         Ended         Ended
                                                April 30,       Oct. 31,     April 30,      Oct. 31,
                                                  2018            2017         2018           2017
                                               -----------    -----------   -----------     ----------
                                               (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   181,406    $   320,409   $   33,342     $   59,721
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     174,206        192,862      139,689        167,995
   Affiliated Investment Companies Shares
    Sold......................................        (162)            31          (46)             5
   Futures....................................      18,482         19,381        1,242          5,443
   Foreign Currency Transactions..............          --              5           --              2
   In-Kind Redemptions........................          --             --           --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     456,197      3,702,303      (31,996)       706,848
   Affiliated Investment Companies Shares
    Sold......................................         (15)          (261)         (18)           (57)
   Futures....................................     (14,032)        11,212       (1,061)           835
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     816,082      4,245,942      141,152        940,792
                                                -----------   -----------   ----------      ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (166,055)      (322,547)     (29,038)       (55,773)
  Net Short-Term Gains:
   Institutional Class Shares.................      (3,799)            --           --           (202)
  Net Long-Term Gains:
   Institutional Class Shares.................    (214,753)      (122,469)    (164,690)      (101,959)
                                                -----------   -----------   ----------      ----------
    Total Distributions.......................    (384,607)      (445,016)    (193,728)      (157,934)
                                                -----------   -----------   ----------      ----------
Capital Share Transactions (1):
  Shares Issued...............................   2,450,301      4,120,340      416,241        873,587
  Shares Issued in Lieu of Cash Distributions.     378,126        439,092      191,639        155,990
  Shares Redeemed.............................  (1,686,383)    (2,695,986)    (529,054)      (911,079)
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................   1,142,044      1,863,446       78,826        118,498
                                                -----------   -----------   ----------      ----------
    Total Increase (Decrease) in Net
     Assets...................................   1,573,519      5,664,372       26,250        901,356
Net Assets
  Beginning of Period.........................  22,515,418     16,851,046    4,724,003      3,822,647
                                                -----------   -----------   ----------      ----------
  End of Period............................... $24,088,937    $22,515,418   $4,750,253     $4,724,003
                                                ===========   ===========   ==========      ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     113,035        212,849       21,594         48,648
  Shares Issued in Lieu of Cash Distributions.      17,875         22,777       10,103          8,720
  Shares Redeemed.............................     (77,888)      (139,061)     (27,329)       (50,704)
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      53,022         96,565        4,368          6,664
                                                ===========   ===========   ==========      ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $    30,938    $    15,587   $    4,730     $      426

                                               U.S. Small Cap Portfolio
                                               ------------------------
                                               Six Months       Year
                                                  Ended        Ended
                                                April 30,     Oct. 31,
                                                  2018          2017
                                               -----------  -----------
                                               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   101,140  $   160,232
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     460,896      610,335
   Affiliated Investment Companies Shares
    Sold......................................        (369)        (107)
   Futures....................................      14,625       18,310
   Foreign Currency Transactions..............           1           15
   In-Kind Redemptions........................          --      125,200
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................    (231,363)   2,387,599
   Affiliated Investment Companies Shares
    Sold......................................         (15)        (345)
   Futures....................................      (9,693)      10,124
                                               -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     335,222    3,311,363
                                               -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................     (90,524)    (155,568)
  Net Short-Term Gains:
   Institutional Class Shares.................     (41,529)     (12,822)
  Net Long-Term Gains:
   Institutional Class Shares.................    (608,203)    (343,192)
                                               -----------  -----------
    Total Distributions.......................    (740,256)    (511,582)
                                               -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................   1,719,775    3,737,913
  Shares Issued in Lieu of Cash Distributions.     703,323      484,150
  Shares Redeemed.............................  (1,426,702)  (3,067,256)
                                               -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................     996,396    1,154,807
                                               -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................     591,362    3,954,588
Net Assets
  Beginning of Period.........................  16,931,787   12,977,199
                                               -----------  -----------
  End of Period............................... $17,523,149  $16,931,787
                                               ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................      47,600      109,356
  Shares Issued in Lieu of Cash Distributions.      19,729       14,119
  Shares Redeemed.............................     (39,519)     (89,947)
                                               -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      27,810       33,528
                                               ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $     9,380  $    (1,236)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             U.S. High Relative     DFA Real Estate Securities
                                                   U.S. Micro Cap Portfolio Profitability Portfolio        Portfolio
                                                   -----------------------  ----------------------  -------------------------
                                                                                          Period
                                                                                         May 16,
                                                   Six Months      Year     Six Months   2017(a)    Six Months       Year
                                                      Ended       Ended        Ended        to         Ended        Ended
                                                    April 30,    Oct. 31,    April 30,   Oct. 31,    April 30,     Oct. 31,
                                                      2018         2017        2018        2017        2018          2017
                                                   ----------- -----------  -----------  --------   -----------  -----------
                                                   (Unaudited)              (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   27,824  $    43,746   $  1,922    $    672   $  169,025   $   190,490
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    204,682      283,405        213          43       (5,888)       47,672
   Affiliated Investment Companies Shares
    Sold..........................................        (70)          12         --          (1)         (57)          (67)
   Futures........................................      4,412        9,052        (37)       (394)       6,473         8,131
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....   (129,113)   1,119,931      3,832       9,520     (506,291)      183,941
   Affiliated Investment Companies Shares
    Sold..........................................         (6)        (105)         1          (1)          (1)          (61)
   Futures........................................     (1,811)       2,595         --          --       (4,754)        3,862
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................    105,918    1,458,636      5,931       9,839     (341,493)      433,968
                                                   ----------  -----------   --------    --------   ----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................    (24,910)     (43,959)    (1,608)       (541)    (168,977)     (217,478)
  Net Short-Term Gains:
   Institutional Class Shares.....................    (20,845)          --         --          --       (6,434)           --
  Net Long-Term Gains:
   Institutional Class Shares.....................   (260,406)    (255,837)        --          --      (20,143)      (66,384)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Total Distributions...........................   (306,161)    (299,796)    (1,608)       (541)    (195,554)     (283,862)
                                                   ----------  -----------   --------    --------   ----------   -----------
Capital Share Transactions (1):
  Shares Issued...................................    531,591      757,322    254,331     134,388    1,212,762     1,766,337
  Shares Issued in Lieu of Cash Distributions.....    282,199      276,724      1,608         541      155,008       217,675
  Shares Redeemed.................................   (462,749)  (1,014,479)   (21,952)     (3,154)    (723,306)   (1,113,122)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................    351,041       19,567    233,987     131,775      644,464       870,890
                                                   ----------  -----------   --------    --------   ----------   -----------
    Total Increase (Decrease) in Net Assets.......    150,798    1,178,407    238,310     141,073      107,417     1,020,996
Net Assets
  Beginning of Period.............................  6,306,730    5,128,323    141,073          --    8,281,176     7,260,180
                                                   ----------  -----------   --------    --------   ----------   -----------
  End of Period................................... $6,457,528  $ 6,306,730   $379,383    $141,073   $8,388,593   $ 8,281,176
                                                   ==========  ===========   ========    ========   ==========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................     23,917       36,173     21,518      13,154       36,204        50,891
  Shares Issued in Lieu of Cash Distributions.....     12,848       13,144        139          52        4,471         6,384
  Shares Redeemed.................................    (20,805)     (48,215)    (1,868)       (302)     (21,545)      (32,116)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................     15,960        1,102     19,789      12,904       19,130        25,159
                                                   ==========  ===========   ========    ========   ==========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $    2,513  $      (401)  $    445    $    131   $   46,682   $    46,634

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               Large Cap International International Core Equity    International Small
                                                      Portfolio                Portfolio             Company Portfolio
                                               ----------------------  ------------------------  ------------------------
                                               Six Months     Year     Six Months       Year     Six Months       Year
                                                  Ended      Ended        Ended        Ended        Ended        Ended
                                                April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2018        2017        2018          2017        2018          2017
                                               ----------- ----------  -----------  -----------  -----------  -----------
                                               (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   64,249  $  111,927  $   341,269  $   550,178  $   145,873  $   254,211
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     (3,936)    157,652       48,836      (29,889)          --           --
   Affiliated Investment Companies Shares
    Sold......................................        (55)         51         (130)          10           --           --
   Transactions Allocated from Affiliated
    Investment Company........................         --          --           --           --      321,930      422,014
   Futures....................................      3,576       4,534       33,099       22,487       11,806       11,549
   Foreign Currency Transactions..............        484        (583)         395       (2,708)        (230)      (1,764)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     83,514     608,562      510,914    4,344,669           29           --
   Affiliated Investment Companies Shares
    Sold......................................         41         (72)         (17)        (168)          --           --
   Transactions Allocated from Affiliated
    Investment Company........................         --          --           --           --       60,840    2,134,951
   Futures....................................     (2,046)      1,881      (14,558)      11,863       (5,581)       5,699
   Translation of Foreign Currency
    Denominated Amounts.......................       (375)        330       (2,401)       1,409       (1,397)         864
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    145,452     884,282      917,407    4,897,851      533,270    2,827,524
                                               ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (42,538)   (111,606)    (224,746)    (533,126)    (194,323)    (205,687)
  Net Short-Term Gains:
   Institutional Class Shares.................         --          --           --           --      (48,543)     (18,854)
  Net Long-Term Gains:
   Institutional Class Shares.................         --          --           --           --     (375,728)    (251,076)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions.......................    (42,538)   (111,606)    (224,746)    (533,126)    (618,594)    (475,617)
                                               ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    525,484     960,010    4,634,083    6,327,731    1,315,338    2,235,300
  Shares Issued in Lieu of Cash Distributions.     37,830      99,282      213,369      506,159      592,894      456,455
  Shares Redeemed.............................   (403,492)   (636,653)  (1,968,743)  (2,737,658)    (988,062)  (1,940,733)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    159,822     422,639    2,878,709    4,096,232      920,170      751,022
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................    262,736   1,195,315    3,571,370    8,460,957      834,846    3,102,929
Net Assets
  Beginning of Period.........................  4,723,090   3,527,775   25,443,968   16,983,011   13,490,290   10,387,361
                                               ----------  ----------  -----------  -----------  -----------  -----------
  End of Period............................... $4,985,826  $4,723,090  $29,015,338  $25,443,968  $14,325,136  $13,490,290
                                               ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     21,944      45,425      317,676      496,127       61,300      116,685
  Shares Issued in Lieu of Cash Distributions.      1,610       4,623       15,037       39,374       28,767       25,675
  Shares Redeemed.............................    (16,857)    (29,985)    (135,069)    (213,878)     (46,325)     (99,987)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      6,697      20,063      197,644      321,623       43,742       42,373
                                               ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $   34,034  $   12,323  $   173,702  $    57,179  $   (29,089) $    19,361

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        Global Small Company Japanese Small Company Asia Pacific Small Company
                                                             Portfolio             Portfolio              Portfolio
                                                        -------------------  --------------------   -------------------------
                                                                     Period
                                                                    Jan. 18,
                                                        Six Months  2017(a)  Six Months     Year    Six Months       Year
                                                           Ended       to       Ended      Ended       Ended        Ended
                                                         April 30,  Oct. 31,  April 30,   Oct. 31,   April 30,     Oct. 31,
                                                           2018       2017      2018        2017       2018          2017
                                                        ----------- -------- -----------  --------  -----------    --------
                                                        (Unaudited)          (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................   $   149   $   134   $  6,124    $  8,388   $  5,716      $  9,516
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................       333        --         --          --         --            --
  Net Realized Gain (Loss) on:
   Affiliated Investment Companies Shares Sold*........        (3)       (6)        --          --         --            --
   Transactions Allocated from Affiliated Investment
    Company............................................       136       105     17,300      28,171        973         9,656
   Futures.............................................         2         1         --          --         --            --
   Foreign Currency Transactions.......................        --        --        (93)       (465)       (27)         (119)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........        --        (3)        --          --         --            --
   Affiliated Investment Companies Shares Sold.........      (308)    1,299         --          --         --            --
   Transactions Allocated from Affiliated Investment
    Company............................................       170        --     16,128      99,585      5,128        22,259
   Futures.............................................        --        --         --           1         --            --
   Translation of Foreign Currency Denominated
    Amounts............................................        (1)       --       (115)         87         (3)           (1)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................       478     1,530     39,344     135,767     11,787        41,311
                                                          -------   -------   --------    --------   --------       --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................      (250)       --    (15,937)     (9,568)   (13,370)       (8,894)
  Net Short-Term Gains:
   Institutional Class Shares..........................       (19)       --         --          --         --            --
  Net Long-Term Gains:
   Institutional Class Shares..........................       (81)       --         --          --         --            --
                                                          -------   -------   --------    --------   --------       --------
    Total Distributions................................      (350)       --    (15,937)     (9,568)   (13,370)       (8,894)
                                                          -------   -------   --------    --------   --------       --------
Capital Share Transactions (1):
  Shares Issued........................................    10,931    14,416     96,497      99,301     79,292        64,454
  Shares Issued in Lieu of Cash Distributions..........       350        --     14,541       8,825     12,188         8,101
  Shares Redeemed......................................      (734)     (925)   (67,587)    (95,760)   (49,381)      (24,394)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    10,547    13,491     43,451      12,366     42,099        48,161
                                                          -------   -------   --------    --------   --------       --------
    Total Increase (Decrease) in Net Assets............    10,675    15,021     66,858     138,565     40,516        80,578
Net Assets
  Beginning of Period..................................    15,021        --    647,978     509,413    332,153       251,575
                                                          -------   -------   --------    --------   --------       --------
  End of Period........................................   $25,696   $15,021   $714,836    $647,978   $372,669      $332,153
                                                          =======   =======   ========    ========   ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................       932     1,388      3,301       4,150      3,312         2,864
  Shares Issued in Lieu of Cash Distributions..........        31        --        505         401        527           408
  Shares Redeemed......................................       (63)      (86)    (2,322)     (4,002)    (2,074)       (1,095)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................       900     1,302      1,484         549      1,765         2,177
                                                          =======   =======   ========    ========   ========       ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................   $    42   $   143   $ (8,691)   $  1,122   $ (5,837)     $  1,817

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                   United Kingdom Small Continental Small Company DFA International Real
                                                    Company Portfolio         Portfolio           Estate Securities Portfolio
                                                   -------------------  ------------------------  --------------------------
                                                   Six Months    Year   Six Months      Year      Six Months       Year
                                                      Ended     Ended      Ended       Ended         Ended        Ended
                                                    April 30,  Oct. 31,  April 30,    Oct. 31,     April 30,     Oct. 31,
                                                      2018       2017      2018         2017         2018          2017
                                                   ----------- -------- -----------   --------    -----------    ----------
                                                   (Unaudited)          (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)....................   $   604   $ 1,220   $  6,422     $  7,573    $  125,506    $  198,330
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................        --        --         --           --       (50,919)      (21,413)
   Affiliated Investment Companies Shares
    Sold..........................................        --        --         --           --           (65)           21
   Transactions Allocated from Affiliated
    Investment Company............................     1,483     1,725     12,710       14,907            --            --
   Futures........................................        --        --         --           --         2,020         6,597
   Foreign Currency Transactions..................         7         6        (14)          89           382           439
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....        --        --         --           --       337,116        60,643
   Affiliated Investment Companies Shares
    Sold..........................................        --        --         --           --             6           (17)
   Transactions Allocated from Affiliated
    Investment Company............................      (210)    7,588      3,041       94,661            --            --
   Futures........................................        --        --         --           --           215           754
   Translation of Foreign Currency Denominated
    Amounts.......................................        (6)        4        (74)          24          (152)          254
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     1,878    10,543     22,085      117,254       414,109       245,608
                                                     -------   -------   --------      --------   ----------     ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................      (592)   (1,322)    (1,647)      (7,715)     (241,977)     (326,892)
  Net Short-Term Gains:
   Institutional Class Shares.....................      (558)       --         --           --            --            --
  Net Long-Term Gains:
   Institutional Class Shares.....................    (2,308)   (1,684)    (4,962)          --            --            --
                                                     -------   -------   --------      --------   ----------     ----------
    Total Distributions...........................    (3,458)   (3,006)    (6,609)      (7,715)     (241,977)     (326,892)
                                                     -------   -------   --------      --------   ----------     ----------
Capital Share Transactions (1):
  Shares Issued...................................     1,752    12,269    166,848      209,825       583,589     1,720,625
  Shares Issued in Lieu of Cash Distributions.....     2,979     2,618      6,204        7,180       238,291       320,016
  Shares Redeemed.................................    (5,400)   (9,570)   (13,631)     (26,314)     (693,944)     (643,227)
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................      (669)    5,317    159,421      190,691       127,936     1,397,414
                                                     -------   -------   --------      --------   ----------     ----------
    Total Increase (Decrease) in Net Assets.......    (2,249)   12,854    174,897      300,230       300,068     1,316,130
Net Assets
  Beginning of Period.............................    45,177    32,323    592,347      292,117     5,497,753     4,181,623
                                                     -------   -------   --------      --------   ----------     ----------
  End of Period...................................   $42,928   $45,177   $767,244     $592,347    $5,797,821    $5,497,753
                                                     =======   =======   ========      ========   ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...................................        56       435      5,841        8,148       112,882       347,476
  Shares Issued in Lieu of Cash Distributions.....       100        95        224          280        46,632        69,418
  Shares Redeemed.................................      (172)     (335)      (471)      (1,053)     (134,934)     (132,019)
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................       (16)      195      5,594        7,375        24,580       284,875
                                                     =======   =======   ========      ========   ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................   $    45   $    33   $  5,013     $    238    $ (396,721)   $ (280,250)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                DFA Global Real Estate   DFA International Small  International Vector Equity
                                                 Securities Portfolio      Cap Value Portfolio           Portfolio
                                               -----------------------  ------------------------  --------------------------
                                               Six Months      Year     Six Months       Year     Six Months       Year
                                                  Ended       Ended        Ended        Ended        Ended        Ended
                                                April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2018         2017        2018          2017        2018          2017
                                               ----------- -----------  -----------  -----------  -----------    ----------
                                               (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $  194,933  $   228,639  $   152,905  $   269,343  $   29,444    $   51,389
  Capital Gain Distributions Received from
   Affiliated Investment Companies............      5,030       14,569           --           --          --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................          1       17,657      749,846      551,715      50,228        10,627
   Affiliated Investment Companies Shares
    Sold......................................    (19,596)       2,178          (73)          14          (9)           (1)
   Futures....................................         --          149       15,893       14,572         (17)          158
   Foreign Currency Transactions..............         --            3       (1,918)      (1,896)        229          (413)
   In-Kind Redemptions........................         --           --           --       82,012          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................   (180,268)      43,892     (478,067)   2,598,933      16,281       459,554
   Affiliated Investment Companies Shares
    Sold......................................     (6,034)      (5,082)         (35)        (118)         (5)          (16)
   Futures....................................         --           --      (10,499)       9,407         (68)           --
   Translation of Foreign Currency
    Denominated Amounts.......................         --           --       (2,956)       1,459        (265)          168
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     (5,934)     302,005      425,096    3,525,441      95,818       521,466
                                               ----------  -----------  -----------  -----------  ----------     ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................   (211,357)    (227,401)    (314,984)    (195,408)    (28,049)      (50,390)
  Net Short-Term Gains:
   Institutional Class Shares.................       (798)      (2,070)     (31,970)      (3,853)       (160)           --
  Net Long-Term Gains:
   Institutional Class Shares.................    (43,342)     (13,530)    (477,828)    (410,189)    (10,130)       (4,041)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Total Distributions.......................   (255,497)    (243,001)    (824,782)    (609,450)    (38,339)      (54,431)
                                               ----------  -----------  -----------  -----------  ----------     ----------
Capital Share Transactions (1):
  Shares Issued...............................  1,212,495    2,695,188    1,262,574    1,958,045     258,481       447,784
  Shares Issued in Lieu of Cash Distributions.    245,163      233,500      745,108      544,816      38,001        53,927
  Shares Redeemed.............................   (804,893)  (1,122,865)  (1,529,275)  (2,266,110)   (185,075)     (295,368)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    652,765    1,805,823      478,407      236,751     111,407       206,343
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Total Increase (Decrease) in Net
     Assets...................................    391,334    1,864,827       78,721    3,152,742     168,886       673,378
Net Assets
  Beginning of Period.........................  6,753,782    4,888,955   16,162,471   13,009,729   2,529,852     1,856,474
                                               ----------  -----------  -----------  -----------  ----------     ----------
  End of Period............................... $7,145,116  $ 6,753,782  $16,241,192  $16,162,471  $2,698,738    $2,529,852
                                               ==========  ===========  ===========  ===========  ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................    114,456      251,258       54,710       93,807      18,930        37,714
  Shares Issued in Lieu of Cash Distributions.     22,410       23,234       33,533       28,186       2,881         4,561
  Shares Redeemed.............................    (76,731)    (105,800)     (66,264)    (108,244)    (13,573)      (24,782)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     60,135      168,692       21,979       13,749       8,238        17,493
                                               ==========  ===========  ===========  ===========  ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $   43,116  $    59,540  $  (120,527) $    41,552  $    5,525    $    4,130

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        International High Relative  World ex U.S. Value  World ex U.S. Targeted
                                                        Profitability Portfolio           Portfolio          Value Portfolio
                                                        --------------------------  --------------------  --------------------
                                                                         Period
                                                                        May 16,
                                                        Six Months      2017(a)     Six Months    Year    Six Months     Year
                                                           Ended           to          Ended     Ended       Ended      Ended
                                                         April 30,      Oct. 31,     April 30,  Oct. 31,   April 30,   Oct. 31,
                                                           2018           2017         2018       2017       2018        2017
                                                        -----------     --------    ----------- --------  -----------  --------
                                                        (Unaudited)                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................  $  1,706       $   426      $  3,220   $  5,730   $  3,950    $  7,583
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................        --            --           773        653         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................       (35)         (165)           --         --     19,944      17,468
   Affiliated Investment Companies Shares Sold.........        --            --           (70)       599         (1)         --
   Transactions Allocated from Affiliated
    Investment Company.................................        --            --         4,407      1,111         --          --
   Futures.............................................        24           (72)           --        262         22          --
   Foreign Currency Transactions.......................        29            19            27        (26)       (16)        (26)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........       375         3,720        (6,349)        --     (7,442)     65,446
   Affiliated Investment Companies Shares Sold.........         1            --         5,791       (148)        --          (1)
   Transactions Allocated from Affiliated
    Investment Company.................................        --            --         4,540     41,263         --          --
   Futures.............................................        --            --            --         99         --          --
   Translation of Foreign Currency Denominated
    Amounts............................................       (11)           (1)          (15)        13        (51)         19
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     2,089         3,927        12,324     49,556     16,406      90,489
                                                         --------       -------      --------   --------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................      (831)         (299)       (3,864)    (4,532)    (2,551)     (7,684)
  Net Long-Term Gains:
   Institutional Class Shares..........................        --            --            --         --     (8,307)         --
                                                         --------       -------      --------   --------   --------    --------
    Total Distributions................................      (831)         (299)       (3,864)    (4,532)   (10,858)     (7,684)
                                                         --------       -------      --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued........................................   119,444        65,210        34,825     44,260     77,564     132,580
  Shares Issued in Lieu of Cash Distributions..........       831           299         3,861      4,529     10,833       7,665
  Shares Redeemed......................................    (7,098)       (1,344)      (44,829)   (35,416)   (33,190)    (37,758)
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................   113,177        64,165        (6,143)    13,373     55,207     102,487
                                                         --------       -------      --------   --------   --------    --------
    Total Increase (Decrease) in Net Assets............   114,435        67,793         2,317     58,397     60,755     185,292
Net Assets
  Beginning of Period..................................    67,793            --       246,551    188,154    466,504     281,212
                                                         --------       -------      --------   --------   --------    --------
  End of Period........................................  $182,228       $67,793      $248,868   $246,551   $527,259    $466,504
                                                         ========       =======      ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................    10,970         6,451         2,644      3,780      5,078       9,799
  Shares Issued in Lieu of Cash Distributions..........        78            29           306        407        736         558
  Shares Redeemed......................................      (653)         (130)       (3,434)    (3,040)    (2,185)     (2,738)
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................    10,395         6,350          (484)     1,147      3,629       7,619
                                                         ========       =======      ========   ========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................  $  1,021       $   146      $  1,383   $  2,027   $  2,605    $  1,206

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                        World ex U.S. Core Equity
                                                               Portfolio          World Core Equity Portfolio
                                                        ------------------------  --------------------------
                                                        Six Months      Year      Six Months       Year
                                                           Ended       Ended         Ended        Ended
                                                         April 30,    Oct. 31,     April 30,     Oct. 31,
                                                           2018         2017         2018          2017
                                                        -----------  ----------   -----------    --------
                                                        (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................... $   32,774   $   54,316    $  4,767      $  8,719
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --           --       1,843           898
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................     11,474        7,525           1             3
   Affiliated Investment Companies Shares
    Sold...............................................        (13)          (4)      3,184          (418)
   Futures.............................................        657           68         145            --
   Foreign Currency Transactions.......................       (137)        (263)         --            --
   Forward Currency Contracts..........................         --           --          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........     69,738      443,948          --            (1)
   Affiliated Investment Companies Shares
    Sold...............................................         (1)         (14)     15,802        90,087
   Futures.............................................         --           --          --            --
   Translation of Foreign Currency Denominated
    Amounts............................................       (227)         105          --            --
   Forward Currency Contracts..........................         --           --          --            --
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    114,265      505,681      25,742        99,288
                                                        ----------   ----------    --------       --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (22,576)     (52,690)     (4,797)       (8,966)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --           --          --           (67)
  Net Long-Term Gains:
   Institutional Class Shares..........................         --           --      (1,076)       (1,231)
                                                        ----------   ----------    --------       --------
    Total Distributions................................    (22,576)     (52,690)     (5,873)      (10,264)
                                                        ----------   ----------    --------       --------
Capital Share Transactions (1):
  Shares Issued........................................    610,154    1,011,672     197,664       124,892
  Shares Issued in Lieu of Cash Distributions..........     21,509       50,176       5,600        10,005
  Shares Redeemed......................................   (275,013)    (365,917)    (72,622)      (47,259)
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    356,649      695,931     130,642        87,638
                                                        ----------   ----------    --------       --------
    Total Increase (Decrease) in Net Assets............    448,339    1,148,922     150,511       176,662
Net Assets
  Beginning of Period..................................  2,805,367    1,656,445     546,891       370,229
                                                        ----------   ----------    --------       --------
  End of Period........................................ $3,253,706   $2,805,367    $697,402      $546,891
                                                        ==========   ==========    ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     48,494       92,982      11,987         8,416
  Shares Issued in Lieu of Cash Distributions..........      1,775        4,555         344           690
  Shares Redeemed......................................    (21,902)     (33,482)     (4,272)       (3,225)
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     28,367       64,055       8,059         5,881
                                                        ==========   ==========    ========       ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................... $   14,559   $    4,361    $    (34)     $     (4)

                                                        Selectively Hedged Global
                                                          Equity Portfolio
                                                        ------------------------
                                                        Six Months      Year
                                                           Ended       Ended
                                                         April 30,    Oct. 31,
                                                           2018         2017
                                                        -----------   --------
                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................  $  2,940     $  6,540
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................     1,607          894
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................        (1)          --
   Affiliated Investment Companies Shares
    Sold...............................................     2,281         (555)
   Futures.............................................     2,531        2,398
   Foreign Currency Transactions.......................        --           --
   Forward Currency Contracts..........................    (3,348)      (1,466)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........         5            5
   Affiliated Investment Companies Shares
    Sold...............................................     8,108       64,639
   Futures.............................................    (1,801)       1,354
   Translation of Foreign Currency Denominated
    Amounts............................................        --           --
   Forward Currency Contracts..........................     1,336          775
                                                         --------      --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    13,658       74,584
                                                         --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (6,606)      (6,477)
  Net Short-Term Gains:
   Institutional Class Shares..........................    (1,478)        (260)
  Net Long-Term Gains:
   Institutional Class Shares..........................    (3,086)      (2,369)
                                                         --------      --------
    Total Distributions................................   (11,170)      (9,106)
                                                         --------      --------
Capital Share Transactions (1):
  Shares Issued........................................    68,631       90,620
  Shares Issued in Lieu of Cash Distributions..........    11,131        9,105
  Shares Redeemed......................................   (70,283)     (52,903)
                                                         --------      --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................     9,479       46,822
                                                         --------      --------
    Total Increase (Decrease) in Net Assets............    11,967      112,300
Net Assets
  Beginning of Period..................................   402,204      289,904
                                                         --------      --------
  End of Period........................................  $414,171     $402,204
                                                         ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     4,094        6,000
  Shares Issued in Lieu of Cash Distributions..........       679          649
  Shares Redeemed......................................    (4,190)      (3,520)
                                                         --------      --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................       583        3,129
                                                         ========      ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................  $ (1,066)    $  2,600

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Emerging Markets Small   Emerging Markets Value
                                               Emerging Markets Portfolio      Cap Portfolio               Portfolio
                                               ------------------------   -----------------------  ------------------------
                                               Six Months        Year     Six Months      Year     Six Months       Year
                                                  Ended         Ended        Ended       Ended        Ended        Ended
                                                April 30,      Oct. 31,    April 30,    Oct. 31,    April 30,     Oct. 31,
                                                  2018           2017        2018         2017        2018          2017
                                               -----------   -----------  ----------- -----------  -----------  -----------
                                               (Unaudited)                (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $    39,928   $   106,884  $   54,511  $   146,645  $   127,303  $   398,400
  Net Realized Gain (Loss) on:
   Transactions Allocated from Affiliated
    Investment Company*.......................      85,126        (9,141)    245,328      173,759      293,095     (258,290)
   Futures....................................          --         8,254          --        9,252           --       19,890
   Foreign Currency Transactions..............         994           (31)        (77)          78        1,005        2,920
  Change in Unrealized Appreciation
   (Depreciation) of:
   Transactions Allocated from Affiliated
    Investment Company........................     130,204     1,198,559     140,406      931,907      899,083    3,745,161
   Futures....................................          --         1,186          --          854           --        3,766
   Translation of Foreign Currency
    Denominated Amounts.......................         (43)          (71)        (79)        (194)         (97)         (53)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     256,209     1,305,640     440,089    1,262,301    1,320,389    3,911,794
                                               -----------   -----------  ----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares............................          --            --          --           --         (375)        (847)
   Institutional Class Shares.................     (34,123)     (107,522)   (104,901)    (147,304)    (227,276)    (339,766)
  Net Short-Term Gains:
   Institutional Class Shares.................          --            --     (27,396)     (10,357)          --           --
  Net Long-Term Gains:
   Institutional Class Shares.................          --            --    (145,194)    (117,099)          --           --
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Total Distributions.......................     (34,123)     (107,522)   (277,491)    (274,760)    (227,651)    (340,613)
                                               -----------   -----------  ----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................     870,610     1,476,279     746,481    1,554,965    1,373,081    2,459,482
  Shares Issued in Lieu of Cash Distributions.      31,675       100,892     264,108      259,430      216,745      322,816
  Shares Redeemed.............................  (1,495,183)   (1,057,775)   (586,794)  (1,011,728)  (2,256,365)  (3,341,295)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    (592,898)      519,396     423,795      802,667     (666,539)    (558,997)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................    (370,812)    1,717,514     586,393    1,790,208      426,199    3,012,184
Net Assets
  Beginning of Period.........................   6,632,914     4,915,400   7,249,717    5,459,509   19,414,428   16,402,244
                                               -----------   -----------  ----------  -----------  -----------  -----------
  End of Period............................... $ 6,262,102   $ 6,632,914  $7,836,110  $ 7,249,717  $19,840,627  $19,414,428
                                               ===========   ===========  ==========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................      28,329        56,711      30,931       75,223       42,877       90,920
  Shares Issued in Lieu of Cash Distributions.       1,074         3,823      11,543       13,320        7,204       11,717
  Shares Redeemed.............................     (49,442)      (39,854)    (24,229)     (47,673)     (71,182)    (122,531)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     (20,039)       20,680      18,245       40,870      (21,101)     (19,894)
                                               ===========   ===========  ==========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $     3,312   $    (2,493) $  (43,421) $     6,969  $   (93,976) $     6,372

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $144 and $144, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                  Emerging Markets Core
                                                                                    Equity Portfolio
                                                                                ------------------------
                                                                                Six Months       Year
                                                                                   Ended        Ended
                                                                                 April 30,     Oct. 31,
                                                                                   2018          2017
                                                                                -----------  -----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................................. $   192,464  $   463,779
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................................................      74,060      (87,713)
    Affiliated Investment Companies Shares Sold................................        (124)         (17)
    Futures....................................................................      18,221       29,430
    Foreign Currency Transactions..............................................      (1,498)      (3,967)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................   1,009,322    4,549,390
    Affiliated Investment Companies Shares Sold................................         (27)        (115)
    Futures....................................................................     (15,447)       9,334
    Translation of Foreign Currency Denominated Amounts........................        (165)        (275)
                                                                                -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   1,276,806    4,959,846
                                                                                -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................................................    (165,807)    (449,166)
                                                                                -----------  -----------
     Total Distributions.......................................................    (165,807)    (449,166)
                                                                                -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................................................   3,498,439    6,836,743
  Shares Issued in Lieu of Cash Distributions..................................     156,581      422,561
  Shares Redeemed..............................................................  (2,143,242)  (3,397,228)
                                                                                -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions...................   1,511,778    3,862,076
                                                                                -----------  -----------
     Total Increase (Decrease) in Net Assets...................................   2,622,777    8,372,756
Net Assets
  Beginning of Period..........................................................  27,085,722   18,712,966
                                                                                -----------  -----------
  End of Period................................................................ $29,708,499  $27,085,722
                                                                                ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     148,809      342,803
  Shares Issued in Lieu of Cash Distributions..................................       7,041       20,857
  Shares Redeemed..............................................................     (91,153)    (170,351)
                                                                                -----------  -----------
     Net Increase (Decrease) from Shares Issued and Redeemed...................      64,697      193,309
                                                                                ===========  ===========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................... $    32,981  $     6,324

----------
* Net of foreign capital gain taxes withheld of $5 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            Enhanced U.S. Large Company Portfolio
                                               --------------------------------------------------------------  --------------

                                               Six Months      Year      Year      Year      Year      Year     Six Months
                                                  Ended       Ended     Ended     Ended     Ended     Ended        Ended
                                                April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    April 30,
                                                  2018         2017      2016      2015      2014      2013        2018
------------------------------------------------------------------------------------------------------------------------------
                                               (Unaudited)                                                      (Unaudited)
Net Asset Value, Beginning of Period..........  $  14.54     $  12.22  $  12.54  $  13.65  $  11.70  $   9.29  $    15.93
                                                --------     --------  --------  --------  --------  --------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.12         0.18      0.10      0.07      0.07      0.07        0.13
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      0.26         2.63      0.45      0.53      1.94      2.42        0.58
                                                --------     --------  --------  --------  --------  --------  ----------
   Total from Investment Operations...........      0.38         2.81      0.55      0.60      2.01      2.49        0.71
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.13)       (0.13)    (0.08)    (0.05)    (0.06)    (0.08)      (0.13)
  Net Realized Gains..........................     (2.04)       (0.36)    (0.79)    (1.66)       --        --          --
                                                --------     --------  --------  --------  --------  --------  ----------
   Total Distributions........................     (2.17)       (0.49)    (0.87)    (1.71)    (0.06)    (0.08)      (0.13)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  12.75     $  14.54  $  12.22  $  12.54  $  13.65  $  11.70  $    16.51
=============================================  ===========   ========  ========  ========  ========  ========  ===========
Total Return..................................      2.41%(D)    23.53%     4.75%     5.25%    17.18%    26.99%       4.44%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $336,888     $322,347  $238,413  $203,641  $216,719  $212,840  $1,378,573
Ratio of Expenses to Average Net Assets.......      0.15%(E)     0.18%     0.23%     0.24%     0.23%     0.24%       0.17%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................      0.23%(E)     0.24%     0.24%     0.24%     0.23%     0.24%       0.17%(E)
Ratio of Net Investment Income to Average
 Net Assets...................................      1.83%(E)     1.36%     0.80%     0.53%     0.55%     0.63%       1.63%(E)
Portfolio Turnover Rate.......................        48%(D)      122%      119%      223%      202%      139%          3%(D)
------------------------------------------------------------------------------------------------------------------------------

                                                      U.S. Large Cap Equity Portfolio
                                               ----------------------------------------------------
                                                                                             Period
                                                  Year       Year      Year      Year       June 25,
                                                 Ended      Ended     Ended     Ended      2013(a) to
                                                Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                                                  2017       2016      2015      2014         2013
---------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......... $    13.06  $  12.86  $  12.65  $  11.07   $  10.00
                                               ----------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.26      0.25      0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       2.87      0.19      0.21      1.57       1.04
                                               ----------  --------  --------  --------   --------
   Total from Investment Operations...........       3.13      0.44      0.44      1.78       1.10
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.26)    (0.24)    (0.21)    (0.20)     (0.03)
  Net Realized Gains..........................         --        --     (0.02)       --         --
                                               ----------  --------  --------  --------   --------
   Total Distributions........................      (0.26)    (0.24)    (0.23)    (0.20)     (0.03)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    15.93  $  13.06  $  12.86  $  12.65   $  11.07
=============================================  ==========  ========  ========  ========  ==========
Total Return..................................      24.16%     3.51%     3.49%    16.19%     11.01%(D)
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $1,212,883  $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets.......       0.17%     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.17%     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets...................................       1.74%     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.......................         11%       12%       12%        1%         0%(D)
---------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                  U.S. Large Cap Value Portfolio
                                         -------------------------------------------------------------------------------
                                           Six Months        Year         Year         Year         Year         Year
                                              Ended         Ended        Ended        Ended        Ended        Ended
                                            April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                              2018           2017         2016         2015         2014         2013
-------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     38.84     $     32.63  $     33.27  $     33.75  $     29.72  $     22.34
                                         -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.38            0.74         0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        1.03            6.99         0.71        (0.32)        4.02         7.38
                                         -----------     -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations.....        1.41            7.73         1.41         0.37         4.58         7.85
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.34)          (0.70)       (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains.....................       (1.83)          (0.82)       (1.35)       (0.19)          --           --
                                         -----------     -----------  -----------  -----------  -----------  -----------
   Total Distributions..................       (2.17)          (1.52)       (2.05)       (0.85)       (0.55)       (0.47)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     38.08     $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
=======================================  ===========     ===========  ===========  ===========  ===========  ===========
Total Return............................        3.59%(D)       24.11%        4.58%        1.16%       15.49%       35.52%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $24,842,758     $23,732,871  $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net
 Assets (B).............................        0.27%(E)        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).........        0.37%(E)        0.37%        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.96%(E)        2.03%        2.24%        2.04%        1.75%        1.82%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                     U.S. Targeted Value Portfolio-Class R1 Shares
                                                              -----------------------------------------------------------
                                                              Six Months       Year     Year     Year      Year     Year
                                                                 Ended        Ended    Ended    Ended     Ended    Ended
                                                               April 30,     Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                 2018          2017     2016     2015      2014     2013
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 25.15      $ 21.26  $ 21.58  $ 23.19   $ 22.63   $17.28
                                                                -------      -------  -------  -------   -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.14         0.25     0.24     0.26      0.18     0.27
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.46         4.66     0.60    (0.61)     1.86     6.28
                                                                -------      -------  -------  -------   -------   ------
   Total from Investment Operations..........................      0.60         4.91     0.84    (0.35)     2.04     6.55
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.13)       (0.24)   (0.27)   (0.25)    (0.16)   (0.22)
  Net Realized Gains.........................................     (1.09)       (0.78)   (0.89)   (1.01)    (1.32)   (0.98)
                                                                -------      -------  -------  -------   -------   ------
   Total Distributions.......................................     (1.22)       (1.02)   (1.16)   (1.26)    (1.48)   (1.20)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 24.53      $ 25.15  $ 21.26  $ 21.58   $ 23.19   $22.63
============================================================= ===========    ======== ======== ========  ======== ========
Total Return.................................................      2.41%(D)    23.32%    4.21%   (1.33)%    9.47%   40.39%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $54,383      $54,960  $35,661  $40,159   $16,971   $9,470
Ratio of Expenses to Average Net Assets......................      0.47%(E)     0.47%    0.47%    0.47%     0.47%    0.47%
Ratio of Net Investment Income to Average Net Assets.........      1.16%(E)     1.03%    1.16%    1.15%     0.79%    1.42%
Portfolio Turnover Rate......................................         9% (D)      23%      28%      15%       10%      16%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                      U.S. Targeted Value Portfolio-Class R2 Shares
                                                              -------------------------------------------------------------
                                                              Six Months      Year      Year       Year      Year     Year
                                                                 Ended       Ended     Ended      Ended     Ended    Ended
                                                               April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31,
                                                                 2018         2017      2016       2015      2014     2013
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $  25.03     $  21.16  $  21.51  $  23.12   $ 22.57  $ 17.26
                                                               --------     --------  --------  --------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.12         0.21      0.20      0.23      0.15     0.19
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.46         4.65      0.60     (0.61)     1.84     6.31
                                                               --------     --------  --------  --------   -------  -------
   Total from Investment Operations..........................      0.58         4.86      0.80     (0.38)     1.99     6.50
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.12)       (0.21)    (0.26)    (0.22)    (0.12)   (0.21)
  Net Realized Gains.........................................     (1.09)       (0.78)    (0.89)    (1.01)    (1.32)   (0.98)
                                                               --------     --------  --------  --------   -------  -------
   Total Distributions.......................................     (1.21)       (0.99)    (1.15)    (1.23)    (1.44)   (1.19)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  24.40     $  25.03  $  21.16  $  21.51   $ 23.12  $ 22.57
============================================================= ===========   ========  ========  ========   ======== ========
Total Return.................................................      2.32%(D)    23.17%     4.04%    (1.49)%    9.30%   40.10%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $162,517     $156,809  $147,945  $135,412   $82,977  $23,305
Ratio of Expenses to Average Net Assets......................      0.62%(E)     0.62%     0.62%     0.63%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets.........      1.01%(E)     0.90%     1.00%     1.02%     0.64%    0.95%
Portfolio Turnover Rate......................................         9%(D)       23%       28%       15%       10%      16%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   U.S. Targeted Value Portfolio-Institutional Class Shares
                                         ----------------------------------------------------------------------------
                                           Six Months        Year        Year         Year        Year        Year
                                              Ended         Ended       Ended        Ended       Ended       Ended
                                            April 30,      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2018           2017        2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     25.16     $     21.26  $    21.56  $    23.16   $    22.60  $    17.28
                                         -----------     -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.16            0.27        0.25        0.29         0.21        0.24
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.45            4.67        0.60       (0.61)        1.85        6.31
                                         -----------     -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.....        0.61            4.94        0.85       (0.32)        2.06        6.55
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.14)          (0.26)      (0.26)      (0.27)       (0.18)      (0.25)
 Net Realized Gains.....................       (1.09)          (0.78)      (0.89)      (1.01)       (1.32)      (0.98)
                                         -----------     -----------  ----------  ----------   ----------  ----------
   Total Distributions..................       (1.23)          (1.04)      (1.15)      (1.28)       (1.50)      (1.23)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     24.54     $     25.16  $    21.26  $    21.56   $    23.16  $    22.60
=======================================  ===========     ===========  ==========  ==========   ==========  ==========
Total Return............................        2.45%(D)       23.46%       4.29%      (1.20)%       9.58%      40.40%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $10,650,751     $10,528,662  $7,884,683  $6,987,896   $5,490,959  $4,180,974
Ratio of Expenses to Average Net Assets.        0.37%(E)        0.37%       0.37%       0.37%        0.37%       0.37%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.26%(E)        1.13%       1.24%       1.28%        0.90%       1.25%
Portfolio Turnover Rate.................           9%(D)          23%         28%         15%          10%         16%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                       U.S. Small Cap Value Portfolio
                                                              -------------------------------------------------------
                                                                Six Months        Year         Year         Year
                                                                   Ended         Ended        Ended        Ended
                                                                 April 30,      Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018           2017         2016         2015
----------------------------------------------------------------------------------------------------------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period......................... $     39.07     $     32.75  $     33.08  $     35.82
                                                              -----------     -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.19            0.31         0.32         0.41
  Net Gains (Losses) on Securities (Realized and Unrealized).       (3.71)           7.71         1.06        (1.44)
                                                              -----------     -----------  -----------  -----------
   Total from Investment Operations..........................       (3.52)           8.02         1.38        (1.03)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................        0.17           (0.30)       (0.33)       (0.38)
  Net Realized Gains.........................................        1.80           (1.40)       (1.38)       (1.33)
                                                              -----------     -----------  -----------  -----------
   Total Distributions.......................................        1.97           (1.70)       (1.71)       (1.71)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     37.52     $     39.07  $     32.75  $     33.08
============================================================= ===========     ===========  ===========  ===========
Total Return.................................................        1.08%(D)       24.67%        4.49%       (2.83)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $15,206,779     $15,165,867  $12,613,185  $11,680,262
Ratio of Expenses to Average Net Assets......................        0.52%(E)        0.52%        0.52%        0.52%
Ratio of Net Investment Income to Average Net Assets.........        1.01%(E)        0.83%        1.01%        1.18%
Portfolio Turnover Rate......................................           9%(D)          24%          19%          17%
----------------------------------------------------------------------------------------------------------------------

                                                              ------------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                                Oct. 31,    Oct. 31,
                                                                  2014        2013
--------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $     34.48  $    26.57
                                                              -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.23        0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).        2.93        9.41
                                                              -----------  ----------
   Total from Investment Operations..........................        3.16        9.80
--------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.22)      (0.37)
  Net Realized Gains.........................................       (1.60)      (1.52)
                                                              -----------  ----------
   Total Distributions.......................................       (1.82)      (1.89)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     35.82  $    34.48
============================================================= ===========  ==========
Total Return.................................................        9.49%      39.35%
--------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $11,512,306  $9,526,981
Ratio of Expenses to Average Net Assets......................        0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........        0.66%       1.28%
Portfolio Turnover Rate......................................           9%         14%
--------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Core Equity 1 Portfolio
                                           ------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year         Year        Year
                                                Ended         Ended        Ended        Ended        Ended       Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                2018           2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period...... $     22.01     $     18.00  $     17.90  $     17.71  $     15.74  $    12.11
                                           -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........        0.18            0.33         0.33         0.31         0.27        0.25
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............        0.16            4.12         0.30         0.26         2.02        3.62
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations.......        0.34            4.45         0.63         0.57         2.29        3.87
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................        0.16           (0.35)       (0.32)       (0.30)       (0.25)      (0.24)
  Net Realized Gains......................        0.13           (0.09)       (0.21)       (0.08)       (0.07)         --
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total Distributions....................        0.29           (0.44)       (0.53)       (0.38)       (0.32)      (0.24)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     22.64     $     22.01  $     18.00  $     17.90  $     17.71  $    15.74
========================================== ===========     ===========  ===========  ===========  ===========  ==========
Total Return..............................        4.19%(D)       24.93%        3.68%        3.26%       14.72%      32.32%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $22,288,808     $20,762,742  $14,960,159  $13,275,774  $10,780,830  $7,566,179
Ratio of Expenses to Average Net
 Assets...................................        0.18%(E)        0.19%        0.19%        0.19%        0.19%       0.19%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.56%(E)        1.64%        1.88%        1.71%        1.61%       1.79%
Portfolio Turnover Rate...................           1%(D)           3%           4%           4%           5%          1%
---------------------------------------------------------------------------------------------------------------------------

                                                                    U.S. Core Equity 2 Portfolio
                                           ------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year         Year        Year
                                                Ended         Ended        Ended        Ended        Ended       Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                2018           2017         2016         2015         2014        2013
--------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period...... $     20.90     $     17.19  $     17.26  $     17.34  $     15.62  $    11.99
                                           -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........        0.16            0.31         0.31         0.30         0.26        0.24
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       (0.09)           3.83         0.25         0.02         1.86        3.73
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations.......        0.07            4.14         0.56         0.32         2.12        3.97
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................        0.15           (0.31)       (0.30)       (0.28)       (0.24)      (0.24)
  Net Realized Gains......................        0.20           (0.12)       (0.33)       (0.12)       (0.16)      (0.10)
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total Distributions....................        0.35           (0.43)       (0.63)       (0.40)       (0.40)      (0.34)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     21.32     $     20.90  $     17.19  $     17.26  $     17.34  $    15.62
========================================== ===========     ===========  ===========  ===========  ===========  ==========
Total Return..............................        3.72%(D)       24.36%        3.47%        1.92%       13.78%      33.66%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $24,088,937     $22,515,418  $16,851,046  $15,200,564  $12,919,176  $9,989,564
Ratio of Expenses to Average Net
 Assets...................................        0.21%(E)        0.22%        0.22%        0.22%        0.22%       0.22%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.53%(E)        1.59%        1.87%        1.68%        1.55%       1.74%
Portfolio Turnover Rate...................           2%(D)           5%           4%           5%           6%          3%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                     U.S. Vector Equity Portfolio
                                                              ---------------------------------------------------------------
                                                               Six Months       Year        Year         Year        Year
                                                                  Ended        Ended       Ended        Ended       Ended
                                                                April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2018          2017        2016         2015        2014
------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period......................... $    19.16     $    15.93  $    16.22  $    17.04   $    15.62
                                                              ----------     ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.13           0.24        0.25        0.25         0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).      (1.15)          3.65        0.24       (0.30)        1.62
                                                              ----------     ----------  ----------  ----------   ----------
   Total from Investment Operations..........................      (1.02)          3.89        0.49       (0.05)        1.83
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       0.12          (0.23)      (0.25)      (0.24)       (0.19)
  Net Realized Gains.........................................       0.67          (0.43)      (0.53)      (0.53)       (0.22)
                                                              ----------     ----------  ----------  ----------   ----------
   Total Distributions.......................................       0.79          (0.66)      (0.78)      (0.77)       (0.41)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    18.93     $    19.16  $    15.93  $    16.22   $    17.04
============================================================= ===========    ==========  ==========  ==========   ==========
Total Return.................................................       2.92%(D)      24.73%       3.28%      (0.18)%      11.91%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $4,750,253     $4,724,003  $3,822,647  $3,651,529   $3,501,319
Ratio of Expenses to Average Net Assets......................       0.32%(E)       0.32%       0.32%       0.32%        0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.40%(E)       1.36%       1.64%       1.50%        1.26%
Portfolio Turnover Rate......................................          5%(D)         10%         10%         10%          10%
------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 Year
                                                                Ended
                                                               Oct. 31,
                                                                 2013
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    11.61
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).       4.03
                                                              ----------
   Total from Investment Operations..........................       4.23
-------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.20)
  Net Realized Gains.........................................      (0.02)
                                                              ----------
   Total Distributions.......................................      (0.22)
-------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    15.62
============================================================= ==========
Total Return.................................................      36.80%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $2,893,842
Ratio of Expenses to Average Net Assets......................       0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.50%
Portfolio Turnover Rate......................................          3%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                              U.S. Small Cap Portfolio
                                                   -----------------------------------------------------------------------------
                                                     Six Months        Year         Year         Year        Year        Year
                                                       Ended          Ended        Ended        Ended       Ended       Ended
                                                     April 30,       Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018           2017         2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............. $     36.48     $     30.14  $     30.84  $     31.38  $    30.03  $    23.11
                                                   -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................        0.21            0.35         0.34         0.35        0.26        0.35
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.52            7.17         0.77         0.33        2.27        8.13
                                                   -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations...............        0.73            7.52         1.11         0.68        2.53        8.48
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................       (0.19)          (0.35)       (0.35)       (0.33)      (0.24)      (0.36)
  Net Realized Gains..............................       (1.40)          (0.83)       (1.46)       (0.89)      (0.94)      (1.20)
                                                   -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions............................       (1.59)          (1.18)       (1.81)       (1.22)      (1.18)      (1.56)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     35.62     $     36.48  $     30.14  $     30.84  $    31.38  $    30.03
=================================================  ===========     ===========  ===========  ===========  ==========  ==========
Total Return......................................        2.01%(D)       25.21%        3.89%        2.34%       8.67%      39.03%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $17,523,149     $16,931,787  $12,977,199  $10,616,542  $9,247,716  $7,446,827
Ratio of Expenses to Average Net Assets...........        0.37%(E)        0.37%        0.37%        0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average
 Net Assets.......................................        1.17%(E)        1.04%        1.16%        1.10%       0.86%       1.33%
Portfolio Turnover Rate...........................           6%(D)          14%          10%          11%          9%         10%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            U.S. Micro Cap Portfolio
                                                   -------------------------------------------------------------------------
                                                     Six Months      Year        Year        Year        Year        Year
                                                       Ended        Ended       Ended       Ended       Ended       Ended
                                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018         2017        2016        2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............. $    22.76     $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.10           0.16        0.16        0.16        0.14        0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.28           5.12        0.60        0.02        1.35        5.57
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       0.38           5.28        0.76        0.18        1.49        5.76
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.09)         (0.16)      (0.16)      (0.16)      (0.13)      (0.20)
  Net Realized Gains..............................      (1.01)         (0.94)      (1.02)      (1.12)      (0.90)      (0.76)
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (1.10)         (1.10)      (1.18)      (1.28)      (1.03)      (0.96)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    22.04     $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
=================================================  ==========     ==========  ==========  ==========  ==========  ==========
Total Return......................................       1.70%(D)      28.91%       4.32%       1.11%       7.88%      41.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $6,457,528     $6,306,730  $5,128,323  $5,007,091  $5,029,027  $4,695,831
Ratio of Expenses to Average Net Assets...........       0.52%(E)       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average
 Net Assets.......................................       0.87%(E)       0.75%       0.88%       0.82%       0.69%       1.16%
Portfolio Turnover Rate...........................          6%(D)         15%         15%         14%         12%         11%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                      U.S. High Relative Profitability Portfolio
                                      -------------------------------------      ---------------
                                                              Period
                                      Six Months             May 16,               Six Months
                                         Ended              2017(a) to                Ended
                                       April 30,             Oct. 31,               April 30,
                                         2018                  2017                   2018
-------------------------------------------------------------------------------------------------
                                      (Unaudited)                                  (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $  10.93             $  10.00             $    34.99
                                       --------             --------             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....        --                 0.07                   0.69
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      0.74                 0.91                  (2.08)
                                       --------             --------             ----------
   Total from Investment Operations..      0.74                 0.98                  (1.39)
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............     (0.07)               (0.05)                 (0.70)
 Net Realized Gains..................        --                   --                  (0.11)
                                       --------             --------             ----------
   Total Distributions...............     (0.07)               (0.05)                 (0.81)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  11.60             $  10.93             $    32.79
===================================   ==================== ==================    ===========
Total Return (D).....................      6.80%                9.84%                 (4.10)%(D)
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $379,383             $141,073             $8,388,593
Ratio of Expenses to Average Net
 Assets (E)..........................      0.25%                0.23%(C)               0.18%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)) (E)....................      0.27%                0.35%(C)               0.19%(E)
Ratio of Net Investment Income to
 Average Net Assets (E)..............      1.42%                1.45%(C)               4.12%(E)
Portfolio Turnover Rate (D)..........         4%                   0%                     1%(D)
-------------------------------------------------------------------------------------------------

                                          DFA Real Estate Securities Portfolio
                                      -----------------------------------------------------------

                                         Year        Year        Year        Year        Year
                                        Ended       Ended       Ended       Ended       Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                         2017        2016        2015        2014        2013
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period.............................. $    34.32  $    33.04  $    32.24  $    27.77  $    25.83
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.84        1.09        0.90        0.72        0.67
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       1.12        1.18        0.95        4.62        1.95
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..       1.96        2.27        1.85        5.34        2.62
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.98)      (0.99)      (1.05)      (0.87)      (0.68)
 Net Realized Gains..................      (0.31)         --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (1.29)      (0.99)      (1.05)      (0.87)      (0.68)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
===================================   ==========  ==========  ==========  ==========  ==========
Total Return (D).....................       5.86%       6.89%       5.89%      19.80%      10.28%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $8,281,176  $7,260,180  $6,553,192  $6,607,759  $4,677,418
Ratio of Expenses to Average Net
 Assets (E)..........................       0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)) (E)....................       0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to
 Average Net Assets (E)..............       2.43%       3.15%       2.75%       2.48%       2.42%
Portfolio Turnover Rate (D)..........          1%          3%          4%          0%          1%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    Large Cap International Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months       Year         Year         Year        Year        Year
                                                   Ended        Ended        Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2018          2017         2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    23.52     $    19.52  $    20.36   $    21.59   $    22.20  $    18.33
                                               ----------     ----------  ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.32           0.58        0.57         0.58         0.75        0.58
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.40           4.00       (0.86)       (1.24)       (0.62)       3.90
                                               ----------     ----------  ----------   ----------   ----------  ----------
   Total from Investment Operations...........       0.72           4.58       (0.29)       (0.66)        0.13        4.48
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.21)         (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
  Net Realized Gains..........................         --             --          --           --           --          --
                                               ----------     ----------  ----------   ----------   ----------  ----------
   Total Distributions........................      (0.21)         (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    24.03     $    23.52  $    19.52   $    20.36   $    21.59  $    22.20
=============================================  ===========    ==========  ==========   ==========   ==========  ==========
Total Return..................................       3.08%(D)      23.79%      (1.30)%      (3.10)%       0.47%      24.85%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $4,985,826     $4,723,090  $3,527,775   $3,150,334   $3,127,847  $2,755,114
Ratio of Expenses to Average Net Assets.......       0.23%(E)       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.23%(E)       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Net Investment Income to Average
 Net Assets...................................       2.66%(E)       2.72%       2.95%        2.71%        3.35%       2.90%
Portfolio Turnover Rate.......................          3%(D)         10%         10%          10%           4%          5%
----------------------------------------------------------------------------------------------------------------------------

                                                                      International Core Equity Portfolio
                                               --------------------------------------------------------------------------------
                                                 Six Months        Year         Year         Year          Year         Year
                                                    Ended         Ended        Ended        Ended         Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,
                                                    2018           2017         2016         2015          2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $     14.23     $     11.58  $     11.69  $     12.15   $     12.57   $    10.10
                                               -----------     -----------  -----------  -----------   -----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.18            0.34         0.32         0.32          0.38         0.31
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        0.32            2.63        (0.15)       (0.45)        (0.43)        2.47
                                               -----------     -----------  -----------  -----------   -----------   ----------
   Total from Investment Operations...........        0.50            2.97         0.17        (0.13)        (0.05)        2.78
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.12)          (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
  Net Realized Gains..........................          --              --           --           --            --           --
                                               -----------     -----------  -----------  -----------   -----------   ----------
   Total Distributions........................       (0.12)          (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     14.61     $     14.23  $     11.58  $     11.69   $     12.15   $    12.57
=============================================  ===========     ===========  ===========  ===========   ===========   ==========
Total Return..................................        3.57%(D)       26.02%        1.62%       (1.10)%       (0.55)%      27.98%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $29,015,338     $25,443,968  $16,983,011  $14,420,568   $12,294,542   $9,508,466
Ratio of Expenses to Average Net Assets.......        0.30%(E)        0.30%        0.38%        0.38%         0.38%        0.39%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................        0.29%(E)        0.32%        0.38%        0.38%         0.38%        0.39%
Ratio of Net Investment Income to Average
 Net Assets...................................        2.51%(E)        2.62%        2.83%        2.63%         3.01%        2.80%
Portfolio Turnover Rate.......................           2%(D)           6%           2%           4%            7%           3%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                    International Small Company Portfolio
                                -----------------------------------------------------------------------------

                                  Six Months        Year         Year        Year         Year        Year
                                     Ended         Ended        Ended       Ended        Ended       Ended
                                   April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                     2018           2017         2016        2015         2014        2013
---------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     21.52     $     17.78  $     17.78  $    18.24  $    19.40   $    15.28
                                -----------     -----------  -----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.22            0.41         0.43        0.41        0.42         0.42
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.61            4.13         0.48        0.12       (0.62)        4.16
                                -----------     -----------  -----------  ----------  ----------   ----------
   Total from Investment
    Operations.................        0.83            4.54         0.91        0.53       (0.20)        4.58
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.31)          (0.34)       (0.51)      (0.42)      (0.42)       (0.37)
 Net Realized Gains............       (0.67)          (0.46)       (0.40)      (0.57)      (0.54)       (0.09)
                                -----------     -----------  -----------  ----------  ----------   ----------
   Total Distributions.........       (0.98)          (0.80)       (0.91)      (0.99)      (0.96)       (0.46)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     21.37     $     21.52  $     17.78  $    17.78  $    18.24   $    19.40
==============================  ===========     ===========  ===========  ==========  ==========   ==========
Total Return...................        4.02%(D)       26.54%        5.43%       3.30%      (1.09)%      30.66%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $14,325,136     $13,490,290  $10,387,361  $9,323,492  $8,844,517   $8,520,717
Ratio of Expenses to Average
 Net Assets (B)................        0.53%(E)        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....        0.53%(E)        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Net Investment
 Income to Average Net Assets..        2.09%(E)        2.14%        2.47%       2.30%       2.15%        2.47%
---------------------------------------------------------------------------------------------------------------

                                    Global Small Company
                                          Portfolio
                                ----------------------
                                                  Period
                                Six Months       Jan. 18,
                                   Ended        2017(a) to
                                 April 30,       Oct. 31,
                                   2018            2017
-------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................   $ 11.53      $ 10.00
                                  -------      -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.09         0.14
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.29         1.39
                                  -------      -------
   Total from Investment
    Operations.................      0.38         1.53
-------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.17)          --
 Net Realized Gains............     (0.07)          --
                                  -------      -------
   Total Distributions.........     (0.24)          --
-------------------------------------------------------------
Net Asset Value, End of Period.   $ 11.67      $ 11.53
==============================  ===========   ==========
Total Return...................      3.30%(D)    15.30%(D)
-------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $25,696      $15,021
Ratio of Expenses to Average
 Net Assets (B)................      0.49%(E)     0.42%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....      0.93%(E)     1.14%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.52%(E)     1.74%(C)(E)
-------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                   Japanese Small Company Portfolio
                                                    --------------------------------------------------------------  -------------
                                                    Six Months      Year      Year      Year      Year      Year    Six Months
                                                       Ended       Ended     Ended     Ended     Ended     Ended       Ended
                                                     April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   April 30,
                                                       2018         2017      2016      2015      2014      2013       2018
----------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)                                                     (Unaudited)
Net Asset Value, Beginning of Period...............  $  28.56     $  23.01  $  20.46  $  19.15  $  19.33  $  14.99   $  23.71
                                                     --------     --------  --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.26         0.37      0.32      0.25      0.24      0.26       0.38
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.46         5.61      2.51      1.36      0.13      4.21       0.50
                                                     --------     --------  --------  --------  --------  --------   --------
   Total from Investment Operations................      1.72         5.98      2.83      1.61      0.37      4.47       0.88
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.70)       (0.43)    (0.28)    (0.30)    (0.55)    (0.13)     (0.96)
  Net Realized Gains...............................        --           --        --        --        --        --         --
                                                     --------     --------  --------  --------  --------  --------   --------
   Total Distributions.............................     (0.70)       (0.43)    (0.28)    (0.30)    (0.55)    (0.13)     (0.96)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  29.58     $  28.56  $  23.01  $  20.46  $  19.15  $  19.33   $  23.63
=================================================== ===========   ========  ========  ========  ========  ========  ===========
Total Return.......................................      6.09%(D)    26.56%    14.04%     8.62%     2.00%    30.06%      3.79%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $714,836     $647,978  $509,413  $463,997  $508,190  $414,132   $372,669
Ratio of Expenses to Average Net Assets (B)........      0.53%(E)     0.54%     0.54%     0.54%     0.55%     0.56%      0.54%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................      0.63%(E)     0.64%     0.64%     0.57%     0.55%     0.56%      0.64%(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      1.79%(E)     1.50%     1.57%     1.27%     1.25%     1.51%      3.22%(E)
----------------------------------------------------------------------------------------------------------------------------------

                                                     Asia Pacific Small Company Portfolio
                                                    ---------------------------------------------------
                                                      Year      Year       Year       Year      Year
                                                     Ended     Ended      Ended      Ended     Ended
                                                    Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,
                                                      2017      2016       2015       2014      2013
-------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period............... $  21.27  $  19.06  $  22.88   $  24.82   $  23.22
                                                    --------  --------  --------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................     0.74      0.71      0.75       0.83       1.01
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     2.45      2.24     (3.51)     (1.81)      1.37
                                                    --------  --------  --------   --------   --------
   Total from Investment Operations................     3.19      2.95     (2.76)     (0.98)      2.38
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
  Net Realized Gains...............................       --        --        --         --         --
                                                    --------  --------  --------   --------   --------
   Total Distributions.............................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $  23.71  $  21.27  $  19.06   $  22.88   $  24.82
=================================================== ========  ========  ========   ========   ========
Total Return.......................................    15.70%    16.18%   (12.19)%    (3.84)%    10.46%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $332,153  $251,575  $200,270   $364,117   $331,166
Ratio of Expenses to Average Net Assets (B)........     0.54%     0.54%     0.55%      0.55%      0.57%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................     0.64%     0.64%     0.57%      0.55%      0.57%
Ratio of Net Investment Income to Average
 Net Assets........................................     3.41%     3.57%     3.67%      3.53%      4.26%
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     United Kingdom Small Company Portfolio
                                           ----------------------------------------------------------  ----------------
                                           Six Months      Year     Year      Year     Year     Year     Six Months
                                              Ended       Ended    Ended     Ended    Ended    Ended        Ended
                                            April 30,    Oct. 31, Oct. 31,  Oct. 31, Oct. 31, Oct. 31,    April 30,
                                              2018         2017     2016      2015     2014     2013        2018
------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)                                                   (Unaudited)
Net Asset Value, Beginning of Period......   $ 32.67     $ 27.21  $ 35.50   $ 35.92  $ 36.96  $ 27.81   $  28.24
                                             -------     -------  -------   -------  -------  -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.43        0.87     1.18      1.06     0.95     0.88       0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      0.87        6.67    (6.55)     1.95    (0.65)    9.17       0.65
                                             -------     -------  -------   -------  -------  -------   --------
   Total from Investment Operations.......      1.30        7.54    (5.37)     3.01     0.30    10.05       0.91
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................     (0.44)      (0.93)   (1.29)    (1.05)   (0.93)   (0.90)     (0.07)
  Net Realized Gains......................     (2.13)      (1.15)   (1.63)    (2.38)   (0.41)      --      (0.21)
                                             -------     -------  -------   -------  -------  -------   --------
   Total Distributions....................     (2.57)      (2.08)   (2.92)    (3.43)   (1.34)   (0.90)     (0.28)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $ 31.40     $ 32.67  $ 27.21   $ 35.50  $ 35.92  $ 36.96   $  28.87
========================================== ===========   ======== ========  ======== ======== ======== ===========
Total Return..............................      4.43%(D)   29.28%  (16.20)%    9.43%    0.73%   36.81%      3.27%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....   $42,928     $45,177  $32,323   $35,637  $35,050  $37,096   $767,244
Ratio of Expenses to Average Net
 Assets (B)...............................      0.58%(E)    0.59%    0.59%     0.58%    0.58%    0.59%      0.54%(B)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly)) (B)....................      0.68%(E)    0.71%    0.71%     0.62%    0.62%    0.63%      0.64%(B)(E)
Ratio of Net Investment Income to Average
 Net Assets...............................      2.77%(E)    2.93%    3.87%     2.99%    2.50%    2.79%      1.82%(E)
------------------------------------------------------------------------------------------------------------------------

                                                  Continental Small Company Portfolio
                                           -------------------------------------------------------------
                                               Year         Year         Year         Year         Year
                                              Ended        Ended        Ended        Ended        Ended
                                             Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                               2017         2016         2015         2014         2013
-----------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...... $  21.48     $  20.74     $  19.34     $  20.26     $  14.51
                                           --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........     0.45         0.43         0.43         0.42         0.37
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     6.73         0.72         1.38        (0.90)        5.78
                                           --------     --------     --------     --------     --------
   Total from Investment Operations.......     7.18         1.15         1.81        (0.48)        6.15
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................    (0.42)       (0.41)       (0.41)       (0.44)       (0.40)
  Net Realized Gains......................       --           --           --           --           --
                                           --------     --------     --------     --------     --------
   Total Distributions....................    (0.42)       (0.41)       (0.41)       (0.44)       (0.40)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $  28.24     $  21.48     $  20.74     $  19.34     $  20.26
========================================== ========     ========     ========     ========     ========
Total Return..............................    33.68%        5.70%        9.37%       (2.68)%      42.99%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $592,347     $292,117     $278,024     $168,961     $170,806
Ratio of Expenses to Average Net
 Assets (B)...............................     0.56%(B)     0.54%(B)     0.55%(B)     0.56%(B)     0.58%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly)) (B)....................     0.66%(B)     0.64%(B)     0.58%(B)     0.56%(B)     0.58%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................     1.78%        2.08%        2.09%        1.97%        2.16%
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                       DFA International Real Estate Securities Portfolio
                                           --------------------------------------------------------------------------
                                                            Period
                                            Six Months     July 10,      Year         Year        Year        Year
                                               Ended      2017(a) to    Ended        Ended       Ended       Ended
                                             April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                               2018          2017        2016         2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period...... $     5.07     $     5.23  $     5.27  $     5.63   $     5.48  $     5.67
                                           ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.11           0.21        0.20        0.19         0.22        0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.27           0.04       (0.15)      (0.22)        0.19        0.25
                                           ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.......       0.38           0.25        0.05       (0.03)        0.41        0.47
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.22)         (0.41)      (0.09)      (0.33)       (0.26)      (0.66)
  Net Realized Gains......................         --             --          --          --           --          --
                                           ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions....................      (0.22)         (0.41)      (0.09)      (0.33)       (0.26)      (0.66)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     5.23     $     5.07  $     5.23  $     5.27   $     5.63  $     5.48
========================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return..............................       7.58%(D)       5.46%       1.05%      (0.37)%       8.21%       9.24%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $5,797,821     $5,497,753  $4,181,623  $3,540,092   $3,088,376  $2,158,977
Ratio of Expenses to Average Net
 Assets...................................       0.27%(E)       0.28%       0.28%       0.32%        0.38%       0.39%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.28%(E)       0.28%       0.28%       0.32%        0.38%       0.39%
Ratio of Net Investment Income to Average
 Net Assets...............................       4.39%(E)       4.19%       3.71%       3.64%        4.14%       4.07%
Portfolio Turnover Rate...................          3%             1%          1%          2%           1%          5%
-----------------------------------------------------------------------------------------------------------------------

                                                                   DFA Global Real Estate Securities Portfolio
                                           -----------------------------------------------------------------------------

                                              Six Months          Year           Year           Year           Year
                                                 Ended           Ended          Ended          Ended          Ended
                                               April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                                 2018             2017           2016           2015           2014
-------------------------------------------------------------------------------------------------------------------------
                                              (Unaudited)
Net Asset Value, Beginning of Period...... $    10.90        $    10.84     $    10.59     $    10.63     $     9.59
                                           ----------        ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.30              0.43           0.27           0.44           0.31
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      (0.28)             0.15           0.23          (0.09)          1.05
                                           ----------        ----------     ----------     ----------     ----------
   Total from Investment Operations.......       0.02              0.58           0.50           0.35           1.36
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.34)            (0.49)         (0.25)         (0.39)         (0.32)
  Net Realized Gains......................      (0.07)            (0.03)            --             --             --
                                           ----------        ----------     ----------     ----------     ----------
   Total Distributions....................      (0.41)            (0.52)         (0.25)         (0.39)         (0.32)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    10.51        $    10.90     $    10.84     $    10.59     $    10.63
========================================== ===========       ==========     ==========     ==========     ==========
Total Return..............................       0.01%(D)          5.82%          4.87%          3.44%         14.98%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $7,145,116        $6,753,782     $4,888,955     $4,059,916     $3,305,472
Ratio of Expenses to Average Net
 Assets...................................       0.24%(B)(E)       0.24%(B)       0.24%(B)       0.27%(B)       0.32%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.35%(B)(E)       0.37%(B)       0.38%(B)       0.45%(B)       0.55%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................       5.64%(E)          4.03%          2.45%          4.16%          3.21%
Portfolio Turnover Rate...................          3%(D)             2%             2%             1%           N/A
-------------------------------------------------------------------------------------------------------------------------

                                           -----------

                                                Year
                                               Ended
                                              Oct. 31,
                                                2013
---------------------------------------------------------

Net Asset Value, Beginning of Period...... $     9.33
                                           ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.49
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.37
                                           ----------
   Total from Investment Operations.......       0.86
---------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.60)
  Net Realized Gains......................         --
                                           ----------
   Total Distributions....................      (0.60)
---------------------------------------------------------
Net Asset Value, End of Period............ $     9.59
========================================== ==========
Total Return..............................       9.74%
---------------------------------------------------------
Net Assets, End of Period (thousands)..... $2,082,707
Ratio of Expenses to Average Net
 Assets...................................       0.32%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.55%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................       5.18%
Portfolio Turnover Rate...................        N/A
---------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 DFA International Small Cap Value Portfolio
                                               -------------------------------------------------------------------------------
                                                 Six Months        Year         Year         Year         Year         Year
                                                    Ended         Ended        Ended        Ended        Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                    2018           2017         2016         2015         2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $     23.51     $     19.31  $     19.44  $     19.55  $     20.17  $     15.16
                                               -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.22            0.39         0.44         0.38         0.37         0.37
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        0.37            4.72         0.29         0.22        (0.34)        5.21
                                               -----------     -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations...........        0.59            5.11         0.73         0.60         0.03         5.58
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.46)          (0.29)       (0.58)       (0.37)       (0.35)       (0.36)
  Net Realized Gains..........................       (0.74)          (0.62)       (0.28)       (0.34)       (0.30)       (0.21)
                                               -----------     -----------  -----------  -----------  -----------  -----------
   Total Distributions........................       (1.20)          (0.91)       (0.86)       (0.71)       (0.65)       (0.57)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     22.90     $     23.51  $     19.31  $     19.44  $     19.55  $     20.17
=============================================  ===========     ===========  ===========  ===========  ===========  ===========
Total Return..................................        2.64%(D)       27.49%        4.09%        3.31%        0.13%       37.79%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $16,241,192     $16,162,471  $13,009,729  $12,577,575  $11,684,771  $11,148,899
Ratio of Expenses to Average Net Assets.......        0.68%(E)        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................        0.68%(E)        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Net Investment Income to Average
 Net Assets...................................        1.89%(E)        1.85%        2.38%        1.94%        1.78%        2.16%
Portfolio Turnover Rate.......................          11%(D)          21%          19%          18%           8%           9%
--------------------------------------------------------------------------------------------------------------------------------

                                                                  International Vector Equity Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months       Year        Year         Year         Year        Year
                                                   Ended        Ended       Ended        Ended        Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                   2018          2017        2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    13.33     $    10.78  $    10.76  $    11.26   $    11.75   $     9.33
                                               ----------     ----------  ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.15           0.28        0.28        0.28         0.32         0.26
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.35           2.57        0.05       (0.41)       (0.43)        2.44
                                               ----------     ----------  ----------  ----------   ----------   ----------
   Total from Investment Operations...........       0.50           2.85        0.33       (0.13)       (0.11)        2.70
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.15)         (0.28)      (0.27)      (0.27)       (0.30)       (0.25)
  Net Realized Gains..........................      (0.05)         (0.02)      (0.04)      (0.10)       (0.08)       (0.03)
                                               ----------     ----------  ----------  ----------   ----------   ----------
   Total Distributions........................      (0.20)         (0.30)      (0.31)      (0.37)       (0.38)       (0.28)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    13.63     $    13.33  $    10.78  $    10.76   $    11.26   $    11.75
=============================================  ===========    ==========  ==========  ==========   ==========   ==========
Total Return..................................       3.81%(D)      26.83%       3.21%      (1.14)%      (1.05)%      29.52%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $2,698,738     $2,529,852  $1,856,474  $1,594,914   $1,305,553   $1,090,774
Ratio of Expenses to Average Net Assets.......       0.48%(E)       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.48%(E)       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Net Investment Income to Average
 Net Assets...................................       2.25%(E)       2.36%       2.73%       2.50%        2.64%        2.51%
Portfolio Turnover Rate.......................          7%(D)          5%          4%          8%           8%           2%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              International High Relative
                                                                Profitability Portfolio
                                                             ----------------------        ----------------
                                                                               Period
                                                             Six Months       May 16,        Six Months
                                                                Ended        2017(a) to         Ended
                                                              April 30,       Oct. 31,        April 30,
                                                                2018            2017            2018
------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)                     (Unaudited)
Net Asset Value, Beginning of Period........................  $  10.68      $ 10.00         $  12.71
                                                              --------      -------         --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.14         0.08             0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.13         0.66             0.48
                                                              --------      -------         --------
   Total from Investment Operations.........................      0.27         0.74             0.64
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.07)       (0.06)           (0.20)
 Net Realized Gains.........................................        --           --               --
                                                              --------      -------         --------
   Total Distributions......................................     (0.07)       (0.06)           (0.20)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  10.88      $ 10.68         $  13.15
===========================================================  ===========   ==========      ===========
Total Return................................................      2.57%(D)     7.38%(D)         5.11%(D)
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $182,228      $67,793         $248,868
Ratio of Expenses to Average Net Assets.....................      0.35%(E)     0.31%(C)(E)      0.51%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................      0.36%(E)     0.65%(C)(E)      0.73%(B)(E)
Ratio of Net Investment Income to Average Net Assets........      2.57%(E)     1.76%(C)(E)      2.54%(E)
Portfolio Turnover Rate.....................................         3%(D)        2%             N/A
------------------------------------------------------------------------------------------------------------

                                                                       World ex U.S. Value Portfolio
                                                             -------------------------------------------------------------

                                                                 Year         Year         Year         Year         Year
                                                                Ended        Ended        Ended        Ended        Ended
                                                               Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                                 2017         2016         2015         2014         2013
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $  10.31     $  10.28     $  11.43     $  11.93     $   9.94
                                                             --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.31         0.31         0.30         0.42         0.29
 Net Gains (Losses) on Securities (Realized and Unrealized).     2.33         0.03        (1.18)       (0.50)        2.02
                                                             --------     --------     --------     --------     --------
   Total from Investment Operations.........................     2.64         0.34        (0.88)       (0.08)        2.31
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
 Net Realized Gains.........................................       --           --           --           --           --
                                                             --------     --------     --------     --------     --------
   Total Distributions......................................    (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  12.71     $  10.31     $  10.28     $  11.43     $  11.93
===========================================================  ========     ========     ========     ========     ========
Total Return................................................    25.97%        3.54%       (7.77)%      (0.81)%      23.61%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $246,551     $188,154     $155,301     $113,951     $117,587
Ratio of Expenses to Average Net Assets.....................     0.52%(B)     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................     0.75%(B)     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)
Ratio of Net Investment Income to Average Net Assets........     2.69%        3.20%        2.69%        3.54%        2.61%
Portfolio Turnover Rate.....................................      N/A          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                    World ex U.S. Targeted Value Portfolio
                                                    ---------------------------------------------------------------
                                                                                                               Period
                                                    Six Months      Year      Year       Year      Year       Nov. 1,
                                                       Ended       Ended     Ended      Ended     Ended      2012(a) to
                                                     April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                                                       2018         2017      2016       2015      2014         2013
---------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............  $  15.06     $  12.04  $  11.44  $  12.08   $  12.46   $ 10.00
                                                     --------     --------  --------  --------   --------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.12         0.28      0.25      0.23       0.23      0.20
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.39         3.01      0.55     (0.58)     (0.22)     2.46
                                                     --------     --------  --------  --------   --------   -------
   Total from Investment Operations................      0.51         3.29      0.80     (0.35)      0.01      2.66
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.08)       (0.27)    (0.20)    (0.26)     (0.24)    (0.20)
  Net Realized Gains...............................     (0.26)          --        --     (0.03)     (0.15)       --
                                                     --------     --------  --------  --------   --------   -------
   Total Distributions.............................     (0.34)       (0.27)    (0.20)    (0.29)     (0.39)    (0.20)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  15.23     $  15.06  $  12.04  $  11.44   $  12.08   $ 12.46
=================================================== ===========   ========  ========  ========   ========  ==========
Total Return.......................................      3.50%(D)    27.61%     7.18%    (2.88)%     0.06%    26.90%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $527,259     $466,504  $281,212  $227,731   $151,096   $96,010
Ratio of Expenses to Average Net Assets............      0.66%(E)     0.67%     0.76%     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................      0.66%(E)     0.67%     0.77%     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      1.59%(E)     2.04%     2.18%     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate............................        11%(D)       17%       28%        1%       N/A       N/A
---------------------------------------------------------------------------------------------------------------------------

                                                                          World ex U.S. Core Equity Portfolio
                                                    --------------------------------------------------------------

                                                     Six Months       Year        Year         Year        Year
                                                        Ended        Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014
-------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    12.15     $     9.93  $     9.83  $    10.49   $  10.77
                                                    ----------     ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.13           0.27        0.26        0.26       0.28
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.36           2.21        0.08       (0.72)     (0.27)
                                                    ----------     ----------  ----------  ----------   --------
   Total from Investment Operations................       0.49           2.48        0.34       (0.46)      0.01
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.09)         (0.26)      (0.24)      (0.20)     (0.28)
  Net Realized Gains...............................         --             --          --          --      (0.01)
                                                    ----------     ----------  ----------  ----------   --------
   Total Distributions.............................      (0.09)         (0.26)      (0.24)      (0.20)     (0.29)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    12.55     $    12.15  $     9.93  $     9.83   $  10.49
=================================================== ===========    ==========  ==========  ==========   ========
Total Return.......................................       4.09%(D)      25.33%       3.58%      (4.50)%    (0.04)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $3,253,706     $2,805,367  $1,656,445  $1,170,828   $406,648
Ratio of Expenses to Average Net Assets............       0.39%(E)       0.40%       0.47%       0.47%      0.47%
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................       0.37%(E)       0.40%       0.47%       0.52%      0.88%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.13%(E)       2.48%       2.67%       2.54%      2.59%
Portfolio Turnover Rate............................          2%(D)          4%          1%          1%       N/A
-------------------------------------------------------------------------------------------------------------------

                                                    ----------
                                                        Period
                                                       April 9,
                                                      2013(a) to
                                                       Oct. 31,
                                                         2013
--------------------------------------------------------------------

Net Asset Value, Beginning of Period...............  $  10.00
                                                     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.77
                                                     --------
   Total from Investment Operations................      0.95
--------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.18)
  Net Realized Gains...............................        --
                                                     --------
   Total Distributions.............................     (0.18)
--------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  10.77
=================================================== ==========
Total Return.......................................      9.62%(D)
--------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $129,720
Ratio of Expenses to Average Net Assets............      0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................      0.97%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      3.12%(C)(E)
Portfolio Turnover Rate............................       N/A
--------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          World Core Equity Portfolio
                                                         -------------------------------------------------------------
                                                         Six Months      Year      Year       Year      Year     Year
                                                            Ended       Ended     Ended      Ended     Ended    Ended
                                                          April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31,
                                                            2018         2017      2016       2015      2014     2013
------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................  $  16.06     $  13.14  $  12.94  $  13.33   $ 12.71   $10.24
                                                          --------     --------  --------  --------   -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.12         0.29      0.27      0.26      0.17     0.23
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.53         2.98      0.20     (0.35)     0.87     2.47
                                                          --------     --------  --------  --------   -------   ------
   Total from Investment Operations.....................      0.65         3.27      0.47     (0.09)     1.04     2.70
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.12)       (0.30)    (0.26)    (0.26)    (0.24)   (0.23)
  Net Realized Gains....................................     (0.03)       (0.05)    (0.01)    (0.04)    (0.18)      --
                                                          --------     --------  --------  --------   -------   ------
   Total Distributions..................................     (0.15)       (0.35)    (0.27)    (0.30)    (0.42)   (0.23)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  16.56     $  16.06  $  13.14  $  12.94   $ 13.33   $12.71
======================================================== ===========   ========  ========  ========   ======== ========
Total Return............................................      4.04%(D)    25.14%     3.73%    (0.61)%    8.36%   26.77%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $697,402     $546,891  $370,229  $202,655   $75,707   $1,728
Ratio of Expenses to Average Net Assets (B).............      0.35%(E)     0.35%     0.35%     0.35%     0.35%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.60%(E)     0.60%     0.64%     0.65%     0.97%    5.71%
Ratio of Net Investment Income to Average Net Assets....      1.44%(E)     1.95%     2.14%     1.95%     1.27%    2.01%
------------------------------------------------------------------------------------------------------------------------

                                                                   Selectively Hedged Global Equity Portfolio
                                                         --------------------------------------------------------------
                                                         Six Months      Year      Year       Year      Year      Year
                                                            Ended       Ended     Ended      Ended     Ended     Ended
                                                          April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                            2018         2017      2016       2015      2014      2013
------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................  $  16.52     $  13.67  $  13.50  $  14.20   $  13.63  $ 10.87
                                                          --------     --------  --------  --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.12         0.29      0.26      0.27       0.27     0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.44         2.98      0.30     (0.34)      0.76     2.65
                                                          --------     --------  --------  --------   --------  -------
   Total from Investment Operations.....................      0.56         3.27      0.56     (0.07)      1.03     2.89
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.27)       (0.30)    (0.35)    (0.42)     (0.32)   (0.10)
  Net Realized Gains....................................     (0.19)       (0.12)    (0.04)    (0.21)     (0.14)   (0.03)
                                                          --------     --------  --------  --------   --------  -------
   Total Distributions..................................     (0.46)       (0.42)    (0.39)    (0.63)     (0.46)   (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  16.62     $  16.52  $  13.67  $  13.50   $  14.20  $ 13.63
======================================================== ===========   ========  ========  ========   ========  ========
Total Return............................................      3.38%(D)    24.54%     4.32%    (0.34)%     7.83%   26.86%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $414,171     $402,204  $289,904  $245,106   $147,276  $91,348
Ratio of Expenses to Average Net Assets (B).............      0.34%(E)     0.35%     0.35%     0.40%      0.40%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.61%(E)     0.62%     0.64%     0.66%      0.69%    0.72%
Ratio of Net Investment Income to Average Net Assets....      1.42%(E)     1.90%     2.03%     1.93%      1.94%    1.93%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            Emerging Markets Portfolio
                                                    --------------------------------------------------------------------------
                                                     Six Months       Year        Year         Year        Year        Year
                                                        Ended        Ended       Ended        Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014        2013
--------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    29.55     $    24.12  $    22.17  $    26.64   $    26.97  $    26.06
                                                    ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.19           0.49        0.45        0.49         0.56        0.52
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.72           5.43        1.95       (4.54)       (0.20)       1.17
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations................       0.91           5.92        2.40       (4.05)        0.36        1.69
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................       0.17          (0.49)      (0.45)      (0.42)       (0.53)      (0.50)
  Net Realized Gains...............................         --             --          --          --        (0.16)      (0.28)
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions.............................       0.17          (0.49)      (0.45)      (0.42)       (0.69)      (0.78)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    30.63     $    29.55  $    24.12  $    22.17   $    26.64  $    26.97
=================================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return.......................................       4.24%(D)      24.83%      11.01%     (15.24)%       1.33%       6.58%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $6,262,102     $6,632,914  $4,915,400  $4,321,530   $4,073,698  $3,655,740
Ratio of Expenses to Average Net Assets (B)........       0.48%(E)       0.50%       0.56%       0.57%        0.56%       0.57%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................       0.58%(E)       0.60%       0.66%       0.60%        0.56%       0.57%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.25%(E)       1.88%       2.04%       1.97%        2.11%       1.97%
--------------------------------------------------------------------------------------------------------------------------------

                                                                       Emerging Markets Small Cap Portfolio
                                                    --------------------------------------------------------------------------
                                                     Six Months       Year        Year         Year        Year        Year
                                                        Ended        Ended       Ended        Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014        2013
-------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    23.49     $    20.39  $    18.51  $    21.42   $    21.10  $    20.33
                                                    ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.17           0.49        0.45        0.43         0.43        0.40
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       1.20           3.58        2.04       (2.53)        0.62        1.37
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations................       1.37           4.07        2.49       (2.10)        1.05        1.77
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.34)         (0.51)      (0.47)      (0.41)       (0.40)      (0.39)
  Net Realized Gains...............................      (0.55)         (0.46)      (0.14)      (0.40)       (0.33)      (0.61)
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions.............................      (0.89)         (0.97)      (0.61)      (0.81)       (0.73)      (1.00)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    23.97     $    23.49  $    20.39  $    18.51   $    21.42  $    21.10
=================================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return.......................................       6.02%(D)      21.00%      13.96%      (9.88)%       5.12%       8.92%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $7,836,110     $7,249,717  $5,459,509  $4,845,174   $4,860,603  $4,041,863
Ratio of Expenses to Average Net Assets (B)........       0.71%(E)       0.73%       0.72%       0.73%        0.72%       0.75%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................       0.91%(E)       0.93%       0.92%       0.78%        0.72%       0.75%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.42%(E)       2.32%       2.43%       2.16%        2.02%       1.91%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   Emerging Markets Value Portfolio-Class R2 Shares
                                                             ------------------------------------------------------------
                                                             Six Months      Year     Year     Year      Year      Year
                                                                Ended       Ended    Ended    Ended     Ended     Ended
                                                              April 30,    Oct. 31, Oct. 31, Oct. 31,  Oct. 31,  Oct. 31,
                                                                2018         2017     2016     2015      2014      2013
--------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................   $ 30.13     $ 24.71  $ 22.18  $ 27.79   $ 29.27   $  28.21
                                                               -------     -------  -------  -------   -------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.16        0.31     0.46     0.49      0.59       0.47
 Net Gains (Losses) on Securities (Realized and Unrealized).      1.87        5.60     2.75    (5.61)    (1.10)      1.68
                                                               -------     -------  -------  -------   -------   --------
   Total from Investment Operations.........................      2.03        5.91     3.21    (5.12)    (0.51)      2.15
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.35)      (0.49)   (0.68)   (0.49)    (0.55)     (0.50)
 Net Realized Gains.........................................        --          --       --       --     (0.42)     (0.59)
                                                               -------     -------  -------  -------   -------   --------
   Total Distributions......................................     (0.35)      (0.49)   (0.68)   (0.49)    (0.97)     (1.09)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................   $ 31.81     $ 30.13  $ 24.71  $ 22.18   $ 27.79   $  29.27
===========================================================  ===========   ======== ======== ========  ========  ========
Total Return................................................      6.83%(D)   24.11%   14.98%  (18.49)%   (1.75)%     7.75%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................   $29,362     $31,198  $97,923  $74,076   $99,066   $106,070
Ratio of Expenses to Average Net Assets (B).................      0.81%(E)    0.81%    0.81%    0.81%     0.80%      0.82%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid Indirectly) (B)........      0.91%(E)    0.91%    0.91%    0.84%     0.80%      0.82%
Ratio of Net Investment Income to Average Net Assets........      1.03%(E)    1.19%    2.08%    1.93%     2.09%      1.65%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           Emerging Markets Value Portfolio-Institutional Class Shares
                                ---------------------------------------------------------------------------------
                                  Six Months        Year         Year         Year          Year          Year
                                     Ended         Ended        Ended        Ended         Ended         Ended
                                   April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                     2018           2017         2016         2015          2014          2013
------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     30.32     $     24.84  $     22.22  $     27.81   $     29.28   $     28.22
                                -----------     -----------  -----------  -----------   -----------   -----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.20            0.61         0.51         0.54          0.66          0.55
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        1.88            5.40         2.77        (5.60)        (1.10)         1.67
                                -----------     -----------  -----------  -----------   -----------   -----------
   Total from Investment
    Operations.................        2.08            6.01         3.28        (5.06)        (0.44)         2.22
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.36)          (0.53)       (0.66)       (0.53)        (0.61)        (0.57)
 Net Realized Gains............          --              --           --           --         (0.42)        (0.59)
                                -----------     -----------  -----------  -----------   -----------   -----------
   Total Distributions.........       (0.36)          (0.53)       (0.66)       (0.53)        (1.03)        (1.16)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     32.04     $     30.32  $     24.84  $     22.22   $     27.81   $     29.28
==============================  ===========     ===========  ===========  ===========   ===========   ===========
Total Return...................        6.95%(D)       24.41%       15.23%      (18.27)%       (1.51)%        8.01%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $19,811,265     $19,383,230  $16,304,321  $14,834,888   $18,647,276   $19,162,837
Ratio of Expenses to Average
 Net Assets (B)................        0.56%(E)        0.57%        0.56%        0.56%         0.55%         0.57%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and (Fees Paid Indirectly))
 (B)...........................        0.66%(E)        0.67%        0.66%        0.59%         0.55%         0.57%
Ratio of Net Investment
 Income to Average Net Assets..        1.28%(E)        2.23%        2.31%        2.12%         2.35%         1.91%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     Emerging Markets Core Equity Portfolio
                                --------------------------------------------------------------------------------
                                  Six Months        Year         Year         Year          Year         Year
                                     Ended         Ended        Ended        Ended         Ended        Ended
                                   April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,
                                     2018           2017         2016         2015          2014         2013
-----------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     22.38     $     18.40  $     16.81  $     20.08   $     20.09  $     19.00
                                -----------     -----------  -----------  -----------   -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.15            0.42         0.37         0.39          0.42         0.39
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.63            3.95         1.59        (3.29)        (0.03)        1.07
                                -----------     -----------  -----------  -----------   -----------  -----------
   Total from Investment
    Operations.................        0.78            4.37         1.96        (2.90)         0.39         1.46
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........        0.14           (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
                                -----------     -----------  -----------  -----------   -----------  -----------
   Total Distributions.........        0.14           (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     23.30     $     22.38  $     18.40  $     16.81   $     20.08  $     20.09
==============================  ===========     ===========  ===========  ===========   ===========  ===========
Total Return...................        4.75%(D)       24.02%       11.87%      (14.49)%        1.89%        7.75%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $29,708,499     $27,085,722  $18,712,966  $14,856,878   $15,727,547  $13,020,962
Ratio of Expenses to Average
 Net Assets....................        0.53%(E)        0.55%        0.61%        0.62%         0.61%        0.63%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......        0.52%(E)        0.56%        0.61%        0.62%         0.61%        0.63%
Ratio of Net Investment
 Income to Average Net Assets..        1.33%(E)        2.08%        2.20%        2.06%         2.10%        1.97%
Portfolio Turnover Rate........           2%(D)           4%           3%           5%            2%           1%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which thirty-four (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). International Small Company Portfolio invests in five Master Funds within DFAITC. Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. At April 30, 2018, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                 Percentage
                                                                                  Ownership
Feeder Funds                            Master/Underlying Funds                  at 04/30/18
------------                            -----------------------                  -----------
U.S. Large Cap Value Portfolio          The U.S. Large Cap Value Series              86%
Japanese Small Company Portfolio        The Japanese Small Company Series            16%
Asia Pacific Small Company Portfolio    The Asia Pacific Small Company Series        19%
United Kingdom Small Company Portfolio  The United Kingdom Small Company Series       2%
Continental Small Company Portfolio     The Continental Small Company Series         12%
Emerging Markets Portfolio              The Emerging Markets Series                  99%
Emerging Markets Small Cap Portfolio    The Emerging Markets Small Cap Series        99%
Emerging Markets Value Portfolio        Dimensional Emerging Markets Value Fund      99%

                                                                                 Percentage
                                                                                  Ownership
Fund of Funds                           Master/Underlying Funds                  at 04/30/18
-------------                           -----------------------                  -----------
International Small Company Portfolio   The Continental Small Company Series         87%
                                        The Japanese Small Company Series            84%
                                        The United Kingdom Small Company Series      97%
                                        The Asia Pacific Small Company Series        81%
                                        The Canadian Small Company Series            97%

Global Small Company Portfolio          U.S. Small Cap Portfolio                      --
                                        The Continental Small Company Series          --
                                        The Japanese Small Company Series             --
                                        The Asia Pacific Small Company Series         --
                                        The Canadian Small Company Series             --
                                        The Emerging Markets Small Cap Series         --
                                        The United Kingdom Small Company Series       --

                                                                                                  Percentage
                                                                                                   Ownership
Fund of Funds                                 Master/Underlying Funds                             at 04/30/18
-------------                                 -----------------------                             -----------
DFA Global Real Estate Securities Portfolio*  DFA Real Estate Securities Portfolio                    18%
                                              DFA International Real Estate Securities Portfolio      43%

World ex U.S. Value Portfolio                 Dimensional Emerging Markets Value Fund                  --
                                              DFA International Small Cap Value Portfolio              --
                                              The DFA International Value Series                       1%

World Core Equity Portfolio                   U.S. Core Equity 1 Portfolio                             2%
                                              International Core Equity Portfolio                      1%
                                              Emerging Markets Core Equity Portfolio                   --

Selectively Hedged Global Equity Portfolio    U.S. Core Equity 2 Portfolio                             1%
                                              International Core Equity Portfolio                      --
                                              Emerging Markets Core Equity Portfolio                   --

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests primarily in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real

Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and International High Relative Profitability Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board

(unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               Enhanced U.S. Large Company Portfolio...... 0.20%
               U.S. Large Cap Equity Portfolio............ 0.15%
               U.S. Large Cap Value Portfolio............. 0.25%
               U.S. Targeted Value Portfolio.............. 0.35%
               U.S. Small Cap Value Portfolio............. 0.50%
               U.S. Core Equity 1 Portfolio............... 0.17%
               U.S. Core Equity 2 Portfolio............... 0.20%
               U.S. Vector Equity Portfolio............... 0.30%
               U.S. Small Cap Portfolio................... 0.35%
               U.S. Micro Cap Portfolio................... 0.50%
               U.S. High Relative Profitability Portfolio. 0.20%

           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.20%
           International Core Equity Portfolio................. 0.27%
           International Small Company Portfolio............... 0.40%
           Global Small Company Portfolio...................... 0.45%
           Japanese Small Company Portfolio.................... 0.50%
           Asia Pacific Small Company Portfolio................ 0.50%
           United Kingdom Small Company Portfolio.............. 0.50%
           Continental Small Company Portfolio................. 0.50%
           DFA International Real Estate Securities Portfolio.. 0.25%
           DFA Global Real Estate Securities Portfolio......... 0.20%
           DFA International Small Cap Value Portfolio......... 0.65%
           International Vector Equity Portfolio............... 0.45%
           International High Relative Profitability Portfolio. 0.25%
           World ex U.S. Value Portfolio....................... 0.47%
           World ex U.S. Targeted Value Portfolio.............. 0.58%
           World ex U.S. Core Equity Portfolio................. 0.32%
           World Core Equity Portfolio......................... 0.30%
           Selectively Hedged Global Equity Portfolio.......... 0.30%
           Emerging Markets Portfolio.......................... 0.42%
           Emerging Markets Small Cap Portfolio................ 0.65%
           Emerging Markets Value Portfolio.................... 0.50%
           Emerging Markets Core Equity Portfolio.............. 0.47%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2019 and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                                       Previously         Net Waived
                                                        Recovery      Waived Fees/      Fees/Expenses
                                                      of Previously     Expenses      Assumed (Recovered
                                            Expense   Waived Fees/       Assumed      Previously Waived
                                           Limitation   Expenses    Subject to Future   Fees/Expenses
Institutional Class Shares                   Amount      Assumed        Recovery           Assumed)
--------------------------                 ---------- ------------- ----------------- ------------------
Enhanced U.S. Large Company Portfolio (1).    0.15%        $ 1            $294             $   137
U.S. Large Cap Equity Portfolio (1).......    0.19%         --              --                  --
U.S. Large Cap Value Portfolio (2)........    0.25%         --              --              12,423

                                                                                 Previously         Net Waived
                                                                  Recovery      Waived Fees/      Fees/Expenses
                                                                of Previously     Expenses      Assumed (Recovered
                                                      Expense   Waived Fees/       Assumed      Previously Waived
                                                     Limitation   Expenses    Subject to Future   Fees/Expenses
Institutional Class Shares                             Amount      Assumed        Recovery           Assumed)
--------------------------                           ---------- ------------- ----------------- ------------------
U.S. Targeted Value Portfolio (3)...................    0.50%          --               --                --
U.S. Core Equity 1 Portfolio (1)....................    0.23%          --               --                --
U.S. Core Equity 2 Portfolio (1)....................    0.26%          --               --                --
U.S. Vector Equity Portfolio (1)....................    0.36%          --               --                --
U.S. High Relative Profitability Portfolio (4)......    0.25%          --          $    84           $    28
DFA Real Estate Securities Portfolio (1)............    0.18%      $    1            2,165               292
Large Cap International Portfolio (1)...............    0.24%          40               --               (40)
International Core Equity Portfolio (1).............    0.30%         828            1,807              (785)
International Small Company Portfolio (5)...........    0.45%          --               --                --
Global Small Company Portfolio (4)..................    0.49%          --              101                43
Japanese Small Company Portfolio (6)................    0.47%          --               --               341
Asia Pacific Small Company Portfolio (6)............    0.47%          --               --               177
United Kingdom Small Company
  Portfolio (6).....................................    0.47%           2               19                20
Continental Small Company Portfolio (6).............    0.47%          --               --               352
DFA International Real Estate Securities
  Portfolio (7).....................................    0.29%          --               --                --
DFA Global Real Estate Securities
  Portfolio (8).....................................    0.24%          --           20,739             3,830
International Vector Equity Portfolio (1)...........    0.60%          --               --                --
International High Relative Profitability Portfolio
  (4)...............................................    0.35%          11               67                 5
World ex U.S. Value Portfolio (9)...................    0.60%          --               --               276
World ex U.S. Targeted Value Portfolio (10).........    0.80%          --               --                --
World ex U.S. Core Equity Portfolio (11)............    0.39%         377              549              (377)
World Core Equity Portfolio (12)....................    0.35%         120               11               773
Selectively Hedged Global Equity
  Portfolio (13)....................................    0.40%          --               --               550
Emerging Markets Portfolio (14).....................    0.49%          --               --             3,198
Emerging Markets Small Cap Portfolio (2)............    0.65%          --               --             7,685
Emerging Markets Value Portfolio (2)................    0.50%          --               --             9,934
Emerging Markets Core Equity Portfolio (1)..........    0.54%       1,257               --            (1,257)

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (15)..................    0.62%          --               --                --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (15)..................    0.77%          --               --                --
Emerging Markets Value Portfolio (16)...............    0.96%          --               --                16

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

   (6) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (8) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (13) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (15) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (16) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

Earned Income Credit:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
        Large Cap International Portfolio...................    $ 60
        International Core Equity Portfolio.................     377
        DFA International Real Estate Securities Portfolio..      75
        DFA International Small Cap Value Portfolio.........     248
        International Vector Equity Portfolio...............      11
        International High Relative Profitability Portfolio.       5
        World ex U.S. Targeted Value Portfolio..............       4
        World ex U.S. Core Equity Portfolio.................      37
        Emerging Markets Core Equity Portfolio..............     220

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $ 11
            U.S. Large Cap Equity Portfolio....................   13
            U.S. Large Cap Value Portfolio.....................  532
            U.S. Targeted Value Portfolio......................  194
            U.S. Small Cap Value Portfolio.....................  433
            U.S. Core Equity 1 Portfolio.......................  338
            U.S. Core Equity 2 Portfolio.......................  433
            U.S. Vector Equity Portfolio.......................  113
            U.S. Small Cap Portfolio...........................  316
            U.S. Micro Cap Portfolio...........................  200
            U.S. High Relative Profitability Portfolio.........    1
            DFA Real Estate Securities Portfolio...............  198
            Large Cap International Portfolio..................  114
            International Core Equity Portfolio................  429
            International Small Company Portfolio..............  338
            Global Small Company Portfolio.....................   --
            Japanese Small Company Portfolio...................   14
            Asia Pacific Small Company Portfolio...............    9
            United Kingdom Small Company Portfolio.............    2
            Continental Small Company Portfolio................   10
            DFA International Real Estate Securities Portfolio.   94

           DFA Global Real Estate Securities Portfolio......... $ 95
           DFA International Small Cap Value Portfolio.........  465
           International Vector Equity Portfolio...............   41
           International High Relative Profitability Portfolio.   --
           World ex U.S. Value Portfolio.......................    4
           World ex U.S. Targeted Value Portfolio..............    5
           World ex U.S. Core Equity Portfolio.................   25
           World Core Equity Portfolio.........................    5
           Selectively Hedged Global Equity Portfolio..........    5
           Emerging Markets Portfolio..........................  155
           Emerging Markets Small Cap Portfolio................  142
           Emerging Markets Value Portfolio....................  602
           Emerging Markets Core Equity Portfolio..............  445

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Portfolios' transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                                      U.S. Government    Other Investment
                                                        Securities          Securities
                                                     ----------------- ---------------------
                                                     Purchases  Sales  Purchases    Sales
                                                     --------- ------- ---------- ----------
Enhanced U.S. Large Company Portfolio...............  $66,323  $66,535 $  120,581 $   97,279
U.S. Large Cap Equity Portfolio.....................       --       --    168,308     42,196
U.S. Targeted Value Portfolio.......................       --       --  1,080,513    992,217
U.S. Small Cap Value Portfolio......................       --       --  1,517,253  1,370,833
U.S. Core Equity 1 Portfolio........................       --       --  1,234,473    324,160
U.S. Core Equity 2 Portfolio........................       --       --  1,635,912    556,622
U.S. Vector Equity Portfolio........................       --       --    241,499    309,542
U.S. Small Cap Portfolio............................       --       --  1,597,387  1,004,901
U.S. Micro Cap Portfolio............................       --       --    554,826    381,215
U.S. High Relative Profitability Portfolio..........       --       --    242,949     10,040
DFA Real Estate Securities Portfolio................       --       --    599,039     63,668
Large Cap International Portfolio...................       --       --    343,851    158,613
International Core Equity Portfolio.................       --       --  3,373,311    494,393
DFA International Real Estate Securities Portfolio..       --       --    197,714    220,320
DFA Global Real Estate Securities Portfolio.........       --       --    782,826    185,457
DFA International Small Cap Value Portfolio.........       --       --  1,766,468  2,023,911
International Vector Equity Portfolio...............       --       --    268,257    173,692
International High Relative Profitability Portfolio.       --       --    116,674      4,429
World ex U.S. Targeted Value Portfolio..............       --       --    101,025     53,324
World ex U.S. Core Equity Portfolio.................       --       --    411,945     58,992
Emerging Markets Core Equity Portfolio..............       --       --  2,193,632    714,598

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                      ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Enhanced U.S. Large
 Company Portfolio
DFA Short Term
 Investment Fund...... $    3,027 $   58,489 $   47,849    $  (1)        $  2      $   13,668     1,181      $    74
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $    3,027 $   58,489 $   47,849    $  (1)        $  2      $   13,668     1,181      $    74
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Large Cap Equity
 Portfolio
DFA Short Term
 Investment Fund...... $   41,253 $   92,863 $   94,827    $  (5)        $  1      $   39,285     3,395      $   306
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $   41,253 $   92,863 $   94,827    $  (5)        $  1      $   39,285     3,395      $   306
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Targeted Value
 Portfolio
DFA Short Term
 Investment Fund...... $1,670,768 $3,769,964 $3,887,389    $(162)        $  5      $1,553,186   134,243      $12,360
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,670,768 $3,769,964 $3,887,389    $(162)        $  5      $1,553,186   134,243      $12,360
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Small Cap Value
 Portfolio
DFA Short Term
 Investment Fund...... $1,834,294 $4,474,199 $4,270,855    $(171)        $(29)     $2,037,438   176,097      $15,002
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,834,294 $4,474,199 $4,270,855    $(171)        $(29)     $2,037,438   176,097      $15,002
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Core Equity 1
 Portfolio
DFA Short Term
 Investment Fund...... $1,640,846 $4,064,573 $4,121,749    $(183)        $ 13      $1,583,500   136,863      $12,574
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,640,846 $4,064,573 $4,121,749    $(183)        $ 13      $1,583,500   136,863      $12,574
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Core Equity 2
 Portfolio
DFA Short Term
 Investment Fund...... $2,291,391 $4,555,097 $5,000,387    $(162)        $(15)     $1,845,924   159,544      $15,182
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $2,291,391 $4,555,097 $5,000,387    $(162)        $(15)     $1,845,924   159,544      $15,182
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Vector Equity
 Portfolio
DFA Short Term
 Investment Fund...... $  572,203 $1,203,411 $1,266,756    $ (46)        $(18)     $  508,794    43,975      $ 4,066
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $  572,203 $1,203,411 $1,266,756    $ (46)        $(18)     $  508,794    43,975      $ 4,066
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Small Cap
 Portfolio
DFA Short Term
 Investment Fund...... $3,582,679 $5,762,226 $6,221,005    $(369)        $(15)     $3,123,516   269,967      $25,151
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $3,582,679 $5,762,226 $6,221,005    $(369)        $(15)     $3,123,516   269,967      $25,151
                       ========== ========== ==========    =====         ====      ==========   =======      =======

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
-                      -------------
Enhanced U.S. Large
 Company Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Large Cap Equity
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Targeted Value
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Small Cap Value
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Core Equity 1
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Core Equity 2
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Vector Equity
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Small Cap
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==


                                                           Net Realized
                                                           Gain/(Loss)                                         Dividend
                                                           on Sales of    Change in                           Income from
                                                            Affiliated   Unrealized                           Affiliated
                          Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                           10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                         ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
U.S. Micro Cap
 Portfolio
DFA Short Term
 Investment Fund......... $1,087,256 $1,763,178 $1,897,496   $    (70)    $     (6)   $  952,862    82,356     $  7,839
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $1,087,256 $1,763,178 $1,897,496   $    (70)    $     (6)   $  952,862    82,356     $  7,839
                          ========== ========== ==========   ========     ========    ==========   =======     ========

U.S. High Relative
 Profitability Portfolio
DFA Short Term
 Investment Fund......... $    8,012 $   42,125 $   39,096         --     $      1    $   11,042       954     $     75
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $    8,012 $   42,125 $   39,096         --     $      1    $   11,042       954     $     75
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA Real Estate
 Securities Portfolio
DFA Short Term
 Investment Fund......... $  416,958 $1,771,580 $1,598,208   $    (57)    $     (1)   $  590,272    51,017     $  3,309
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  416,958 $1,771,580 $1,598,208   $    (57)    $     (1)   $  590,272    51,017     $  3,309
                          ========== ========== ==========   ========     ========    ==========   =======     ========

Large Cap International
 Portfolio
DFA Short Term
 Investment Fund......... $  273,686 $  971,623 $  789,187   $    (55)    $     41    $  456,108    39,422     $  2,654
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  273,686 $  971,623 $  789,187   $    (55)    $     41    $  456,108    39,422     $  2,654
                          ========== ========== ==========   ========     ========    ==========   =======     ========

International Core
 Equity Portfolio
DFA Short Term
 Investment Fund......... $1,710,859 $3,851,953 $2,864,062   $   (130)    $    (17)   $2,698,603   233,241     $ 16,682
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $1,710,859 $3,851,953 $2,864,062   $   (130)    $    (17)   $2,698,603   233,241     $ 16,682
                          ========== ========== ==========   ========     ========    ==========   =======     ========

Global Small Company
 Portfolio
DFA US Small Cap
 Portfolio............... $    7,573 $    5,801 $      163   $     (3)    $   (254)   $   12,954       364     $     50
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $    7,573 $    5,801 $      163   $     (3)    $   (254)   $   12,954       364     $     50
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA International Real
 Estate Securities
 Portfolio
DFA Short Term
 Investment Fund......... $  185,600 $1,260,487 $1,091,545   $    (65)    $      6    $  354,483    30,638     $  2,045
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  185,600 $1,260,487 $1,091,545   $    (65)    $      6    $  354,483    30,638     $  2,045
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA Global Real Estate
 Securities Portfolio
DFA International Real
 Estate Securities
 Portfolio............... $2,368,488 $  235,277 $  185,457   $(19,536)    $ 93,503    $2,492,275   476,534     $104,259
DFA Real Estate
 Securities Portfolio....  1,583,375         --         --         --      (99,555)    1,483,820    45,252       31,541
DFA Short Term
 Investment Fund.........    107,840  1,085,743    998,001        (60)          18       195,540    16,901        2,018
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $4,059,703 $1,321,020 $1,183,458   $(19,596)    $ (6,034)   $4,171,635   538,687     $137,818
                          ========== ========== ==========   ========     ========    ==========   =======     ========

                          Capital Gain
                          Distributions
                              from
                           Affiliated
                           Investment
                            Companies
-                         -------------
U.S. Micro Cap
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

U.S. High Relative
 Profitability Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

DFA Real Estate
 Securities Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

Large Cap International
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

International Core
 Equity Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

Global Small Company
 Portfolio
DFA US Small Cap
 Portfolio...............    $  333
                             ------
Total....................    $  333
                             ======

DFA International Real
 Estate Securities
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

DFA Global Real Estate
 Securities Portfolio
DFA International Real
 Estate Securities
 Portfolio...............        --
DFA Real Estate
 Securities Portfolio....    $5,030
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................    $5,030
                             ======

                                                            Net Realized
                                                            Gain/(Loss)                                         Dividend
                                                            on Sales of    Change in                           Income from
                                                             Affiliated   Unrealized                           Affiliated
                           Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA International Small
 Cap Value Portfolio
DFA Short Term
 Investment Fund..........  $910,021  $1,607,184 $1,323,567    $  (73)      $   (35)   $1,193,530   103,157      $8,384
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $910,021  $1,607,184 $1,323,567    $  (73)      $   (35)   $1,193,530   103,157      $8,384
                            ========  ========== ==========    ======       =======    ==========   =======      ======

International Vector
 Equity Portfolio
DFA Short Term
 Investment Fund..........  $169,224  $  320,458 $  252,581    $   (9)      $    (5)   $  237,087    20,492      $1,610
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $169,224  $  320,458 $  252,581    $   (9)      $    (5)   $  237,087    20,492      $1,610
                            ========  ========== ==========    ======       =======    ==========   =======      ======

International High
 Relative Profitability
 Portfolio
DFA Short Term
 Investment Fund..........  $  1,943  $   57,014 $   49,588        --       $     1    $    9,370       810      $   44
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $  1,943  $   57,014 $   49,588        --       $     1    $    9,370       810      $   44
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Value
 Portfolio
DFA International Small
 Cap Value Portfolio......  $ 24,824  $    4,613 $    3,694    $  (70)      $  (558)   $   25,115     1,097      $  478
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $ 24,824  $    4,613 $    3,694    $  (70)      $  (558)   $   25,115     1,097      $  478
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Targeted
 Value Portfolio
DFA Short Term
 Investment Fund..........  $  7,173  $   17,532 $   16,586    $   (1)           --    $    8,118       702      $   36
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $  7,173  $   17,532 $   16,586    $   (1)           --    $    8,118       702      $   36
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Core
 Equity Portfolio
DFA Short Term
 Investment Fund..........  $158,025  $  324,052 $  247,127    $  (13)      $    (1)   $  234,936    20,306      $1,391
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $158,025  $  324,052 $  247,127    $  (13)      $    (1)   $  234,936    20,306      $1,391
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World Core Equity
 Portfolio
U.S. Core Equity 1
 Portfolio................  $276,439  $   88,934 $   21,858    $1,378       $ 7,409    $  352,302    15,561      $2,443
International Core Equity
 Portfolio................   203,505      64,456     18,075     1,335         5,623       256,844    17,580       2,096
Emerging Markets Core
 Equity Portfolio.........    66,399      24,363      6,270       471         2,770        87,733     3,765         478
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $546,343  $  177,753 $   46,203    $3,184       $15,802    $  696,879    36,906      $5,017
                            ========  ========== ==========    ======       =======    ==========   =======      ======

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
DFA International Small
 Cap Value Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

International Vector
 Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

International High
 Relative Profitability
 Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World ex U.S. Value
 Portfolio
DFA International Small
 Cap Value Portfolio......    $  773
                              ------
Total.....................    $  773
                              ======

World ex U.S. Targeted
 Value Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World ex U.S. Core
 Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World Core Equity
 Portfolio
U.S. Core Equity 1
 Portfolio................    $1,843
International Core Equity
 Portfolio................        --
Emerging Markets Core
 Equity Portfolio.........        --
                              ------
Total.....................    $1,843
                              ======


                                                            Net Realized
                                                            Gain/(Loss)                                         Dividend
                                                            on Sales of    Change in                           Income from
                                                             Affiliated   Unrealized                           Affiliated
                           Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Selectively Hedged
 Global Equity
 Portfolio
U.S. Core Equity 2
 Portfolio................ $  165,111 $   20,951 $   19,700    $  790       $2,676     $  169,828     7,966      $ 1,201
International Core Equity
 Portfolio................    139,217     14,227     16,134       955        2,826        141,091     9,657        1,233
Emerging Markets Core
 Equity Portfolio.........     73,349     10,166      8,790       536        2,606         77,867     3,342          453
                           ---------- ---------- ----------    ------       ------     ----------   -------      -------
Total..................... $  377,677 $   45,344 $   44,624    $2,281       $8,108     $  388,786    20,965      $ 2,887
                           ========== ========== ==========    ======       ======     ==========   =======      =======

Emerging Markets
 Core Equity Portfolio
DFA Short Term
 Investment Fund.......... $1,102,540 $2,517,992 $2,138,883    $ (124)      $  (27)    $1,481,498   128,047      $10,949
                           ---------- ---------- ----------    ------       ------     ----------   -------      -------
Total..................... $1,102,540 $2,517,992 $2,138,883    $ (124)      $  (27)    $1,481,498   128,047      $10,949
                           ========== ========== ==========    ======       ======     ==========   =======      =======

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
Selectively Hedged
 Global Equity
 Portfolio
U.S. Core Equity 2
 Portfolio................    $1,607
International Core Equity
 Portfolio................        --
Emerging Markets Core
 Equity Portfolio.........        --
                              ------
Total.....................    $1,607
                              ======

Emerging Markets
 Core Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                               Increase       Increase
                                                              (Decrease)     (Decrease)
                                               Increase     Undistributed   Accumulated
                                              (Decrease)    Net Investment  Net Realized
                                            Paid-In Capital     Income     Gains (Losses)
                                            --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio......    $  4,608        $   (498)     $  (4,110)
U.S. Large Cap Equity Portfolio............         198            (258)            60
U.S. Large Cap Value Portfolio.............      74,099         (19,689)       (54,410)
U.S. Targeted Value Portfolio..............      40,176          (7,005)       (33,171)
U.S. Small Cap Value Portfolio.............     136,659          (8,319)      (128,340)
U.S. Core Equity 1 Portfolio...............       9,544          (7,787)        (1,757)
U.S. Core Equity 2 Portfolio...............      13,485          (8,989)        (4,496)
U.S. Vector Equity Portfolio...............      13,226          (3,672)        (9,554)
U.S. Small Cap Portfolio...................     172,430          (8,638)      (163,792)
U.S. Micro Cap Portfolio...................      16,818          (2,006)       (14,812)
U.S. High Relative Profitability Portfolio.          --              --             --
DFA Real Estate Securities Portfolio.......       2,632          34,600        (37,232)

                                                                        Increase       Increase
                                                                       (Decrease)     (Decrease)
                                                        Increase     Undistributed   Accumulated
                                                       (Decrease)    Net Investment  Net Realized
                                                     Paid-In Capital     Income     Gains (Losses)
                                                     --------------- -------------- --------------
Large Cap International Portfolio...................    $(21,950)       $    273      $  21,677
International Core Equity Portfolio.................     (38,149)         (9,102)        47,251
International Small Company Portfolio...............      42,965         (10,293)       (32,672)
Global Small Company Portfolio......................          --               9             (9)
Japanese Small Company Portfolio....................          --            (100)           100
Asia Pacific Small Company Portfolio................      (8,261)            684          7,577
United Kingdom Small Company Portfolio..............         154             (64)           (90)
Continental Small Company Portfolio.................         141             153           (294)
DFA International Real Estate Securities Portfolio..     (28,670)         (3,353)        32,023
DFA Global Real Estate Securities Portfolio.........       2,758          (2,921)           163
DFA International Small Cap Value Portfolio.........     129,331           7,568       (136,899)
International Vector Equity Portfolio...............       2,390          (1,836)          (554)
International High Relative Profitability Portfolio.          --              19            (19)
World ex U.S. Value Portfolio.......................          --              92            (92)
World ex U.S. Targeted Value Portfolio..............         532             425           (957)
World ex U.S. Core Equity Portfolio.................       1,985          (1,439)          (546)
World Core Equity Portfolio.........................          93              38           (131)
Selectively Hedged Global Equity Portfolio..........         439          (1,708)         1,269
Emerging Markets Portfolio..........................       5,817          (5,374)          (443)
Emerging Markets Small Cap Portfolio................      20,127          (4,851)       (15,276)
Emerging Markets Value Portfolio....................      39,329          (2,115)       (37,214)
Emerging Markets Core Equity Portfolio..............      (7,524)        (20,063)        27,587

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                       Net Investment
                         Income and
                         Short-Term     Long-Term
                       Capital Gains  Capital Gains   Total
                       -------------- ------------- ----------
                 Enhanced U.S. Large Company Portfolio
                 2016.    $  4,946      $  9,801    $   14,747
                 2017.       5,224         4,088         9,312
                 U.S. Large Cap Equity Portfolio
                 2016.      14,431            --        14,431
                 2017.      18,564            --        18,564
                 U.S. Large Cap Value Portfolio
                 2016.     357,227       643,970     1,001,197
                 2017.     403,296       446,577       849,873
                 U.S. Targeted Value Portfolio
                 2016.     104,605       286,529       391,134
                 2017.     121,188       282,318       403,506
                 U.S. Small Cap Value Portfolio
                 2016.     122,984       487,358       610,342
                 2017.     113,837       533,287       647,124
                 U.S. Core Equity 1 Portfolio
                 2016.     253,050       160,152       413,202
                 2017.     310,434        71,615       382,049

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Core Equity 2 Portfolio
2016...............................................    $281,321      $296,061    $577,382
2017...............................................     322,547       122,469     445,016
U.S. Vector Equity Portfolio
2016...............................................      59,624       119,588     179,212
2017...............................................      55,976       101,959     157,935
U.S. Small Cap Portfolio
2016...............................................     135,940       503,185     639,125
2017...............................................     168,390       343,192     511,582
U.S. Micro Cap Portfolio
2016...............................................      43,406       267,830     311,236
2017...............................................      43,959       255,837     299,796
U.S. High Relative Profitability Portfolio
2017...............................................         541            --         541
DFA Real Estate Securities Portfolio
2016...............................................     199,996            --     199,996
2017...............................................     193,286        90,576     283,862
Large Cap International Portfolio
2016...............................................      92,122            --      92,122
2017...............................................     111,606            --     111,606
International Core Equity Portfolio
2016...............................................     387,589            --     387,589
2017...............................................     533,126            --     533,126
International Small Company Portfolio
2016...............................................     283,791       207,859     491,650
2017...............................................     224,540       251,076     475,616
Global Small Company Portfolio
2017...............................................          --            --          --
Japanese Small Company Portfolio
2016...............................................       6,534            --       6,534
2017...............................................       9,568            --       9,568
Asia Pacific Small Company Portfolio
2016...............................................       7,760            --       7,760
2017...............................................       8,894            --       8,894
United Kingdom Small Company Portfolio
2016...............................................       1,389         1,632       3,021
2017...............................................       1,322         1,684       3,006
Continental Small Company Portfolio
2016...............................................       6,377            --       6,377
2017...............................................       7,715            --       7,715
DFA International Real Estate Securities Portfolio
2016...............................................      60,576            --      60,576
2017...............................................     326,892            --     326,892
DFA Global Real Estate Securities Portfolio
2016...............................................      97,767            --      97,767
2017...............................................     224,755        18,247     243,002
DFA International Small Cap Value Portfolio
2016...............................................     381,199       182,540     563,739
2017...............................................     199,261       410,189     609,450

                                                     Net Investment
                                                       Income and
                                                       Short-Term     Long-Term
                                                     Capital Gains  Capital Gains  Total
                                                     -------------- ------------- --------
International Vector Equity Portfolio
2016................................................    $ 43,651      $  5,716    $ 49,367
2017................................................      50,390         4,041      54,431
International High Relative Profitability Portfolio
2017................................................         299            --         299
World ex U.S. Value Portfolio
2016................................................       5,358            --       5,358
2017................................................       4,532            --       4,532
World ex U.S. Targeted Value Portfolio
2016................................................       4,374            --       4,374
2017................................................       7,684            --       7,684
World ex U.S. Core Equity Portfolio
2016................................................      36,005            --      36,005
2017................................................      52,690            --      52,690
World Core Equity Portfolio
2016................................................       5,800           132       5,932
2017................................................       9,033         1,231      10,264
Selectively Hedged Global Equity Portfolio
2016................................................       6,448           620       7,068
2017................................................       6,737         2,369       9,106
Emerging Markets Portfolio
2016................................................      89,527            --      89,527
2017................................................     107,522            --     107,522
Emerging Markets Small Cap Portfolio
2016................................................     124,387        36,697     161,084
2017................................................     157,661       117,099     274,760
Emerging Markets Value Portfolio
2016................................................     439,072            --     439,072
2017................................................     340,613            --     340,613
Emerging Markets Core Equity Portfolio
2016................................................     349,434            --     349,434
2017................................................     449,166            --     449,166

   The U.S. and International High Relative Profitability Portfolios commenced operations on May 16, 2017, and did not pay any distributions for the year ended October 31, 2016.

   Global Small Company Portfolio commenced operations on January 18, 2017, and did not pay any distributions for the year ended October 31, 2016.

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains   Total
                                        -------------- ------------- --------
 Enhanced U.S. Large Company Portfolio.    $ (2,039)     $ (2,569)   $ (4,608)
 U.S. Large Cap Equity Portfolio.......        (198)           --        (198)
 U.S. Large Cap Value Portfolio........     (21,790)      (52,309)    (74,099)
 U.S. Targeted Value Portfolio.........      (9,256)      (30,921)    (40,177)
 U.S. Small Cap Value Portfolio........     (10,924)      (46,760)    (57,684)

                                                     Net Investment
                                                       Income and
                                                       Short-Term     Long-Term
                                                     Capital Gains  Capital Gains   Total
                                                     -------------- ------------- --------
U.S. Core Equity 1 Portfolio........................    $ (6,739)     $ (2,674)   $ (9,413)
U.S. Core Equity 2 Portfolio........................      (8,025)       (5,460)    (13,485)
U.S. Vector Equity Portfolio........................      (3,379)       (9,846)    (13,225)
U.S. Small Cap Portfolio............................     (11,508)      (36,106)    (47,614)
U.S. Micro Cap Portfolio............................      (3,275)      (13,543)    (16,818)
U.S. High Relative Profitability Portfolio..........          --            --          --
DFA Real Estate Securities Portfolio................      (2,708)         (230)     (2,938)
Large Cap International Portfolio...................        (829)           --        (829)
International Core Equity Portfolio.................     (15,027)           --     (15,027)
International Small Company Portfolio...............     (21,090)      (21,876)    (42,966)
Global Small Company Portfolio......................          --            --          --
Japanese Small Company Portfolio....................          --            --          --
Asia Pacific Small Company Portfolio................          --            --          --
United Kingdom Small Company Portfolio..............         (74)          (80)       (154)
Continental Small Company Portfolio.................         (50)          (91)       (141)
DFA International Real Estate Securities Portfolio..      (5,907)           --      (5,907)
DFA Global Real Estate Securities Portfolio.........      (2,321)         (437)     (2,758)
DFA International Small Cap Value Portfolio.........     (23,859)      (26,770)    (50,629)
International Vector Equity Portfolio...............      (2,058)         (332)     (2,390)
International High Relative Profitability Portfolio.          --            --          --
World ex U.S. Value Portfolio.......................          --            --          --
World ex U.S. Targeted Value Portfolio..............        (262)         (269)       (531)
World ex U.S. Core Equity Portfolio.................      (1,985)           --      (1,985)
World Core Equity Portfolio.........................         (47)          (46)        (93)
Selectively Hedged Global Equity Portfolio..........        (306)         (133)       (439)
Emerging Markets Portfolio..........................      (5,817)           --      (5,817)
Emerging Markets Small Cap Portfolio................     (10,394)       (7,275)    (17,669)
Emerging Markets Value Portfolio....................     (27,950)           --     (27,950)
Emerging Markets Core Equity Portfolio..............     (18,920)           --     (18,920)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio......................    $21,136      $   29,522           --      $   (1,054)   $   49,604
U.S. Large Cap Equity Portfolio..      1,216              --     $(10,499)        253,829       244,546
U.S. Large Cap Value Portfolio...     67,582       1,084,234           --       7,253,139     8,404,955
U.S. Targeted Value Portfolio....     27,251         435,620           --       2,203,558     2,666,429
U.S. Small Cap Value Portfolio...     55,297         653,830           --       4,322,729     5,031,856
U.S. Core Equity 1 Portfolio.....     17,497         116,819           --       6,974,127     7,108,443
U.S. Core Equity 2 Portfolio.....     20,148         214,751           --       7,931,547     8,166,446
U.S. Vector Equity Portfolio.....        921         164,689           --       1,601,795     1,767,405
U.S. Small Cap Portfolio.........     44,037         608,200           --       4,408,031     5,060,268
U.S. Micro Cap Portfolio.........     23,257         260,406           --       2,396,065     2,679,728
U.S. High Relative Profitability
  Portfolio......................        131              --         (353)          9,519         9,297

                                           Undistributed                                               Total Net
                                           Net Investment                                            Distributable
                                             Income and   Undistributed                 Unrealized     Earnings
                                             Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                           Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                           -------------- ------------- ------------- -------------- -------------
DFA Real Estate Securities Portfolio......    $ 53,259      $ 20,141              --    $2,204,331    $2,277,731
Large Cap International Portfolio.........      22,633            --     $   (26,861)      814,190       809,962
International Core Equity Portfolio.......     170,408            --        (304,819)    4,690,734     4,556,323
International Small Company
  Portfolio...............................     219,245       375,722              --     2,697,226     3,292,193
Global Small Company Portfolio............         202            81              --         1,247         1,530
Japanese Small Company Portfolio..........      15,452            --          (3,708)      153,281       165,025
Asia Pacific Small Company Portfolio......      11,507            --          (4,719)        3,771        10,559
United Kingdom Small Company
  Portfolio...............................         552         1,572              --         9,300        11,424
Continental Small Company Portfolio.......       1,366         4,962              --       130,686       137,014
DFA International Real Estate Securities
  Portfolio...............................     199,831            --        (169,753)     (341,763)     (311,685)
DFA Global Real Estate Securities
  Portfolio...............................      60,421        43,337              --       686,809       790,567
DFA International Small Cap Value
  Portfolio...............................     323,970       477,826              --     3,410,837     4,212,633
International Vector Equity Portfolio.....      23,629        10,130              --       531,440       565,199
International High Relative Profitability
  Portfolio...............................         146            --            (236)        3,719         3,629
World ex U.S. Value Portfolio.............       2,801            --            (226)       38,977        41,552
World ex U.S. Targeted Value
  Portfolio...............................       1,430         8,307              --        78,970        88,707
World ex U.S. Core Equity Portfolio.......      17,340            --          (5,291)      422,270       434,319
World Core Equity Portfolio...............          --         1,076              --        88,330        89,406
Selectively Hedged Global Equity
  Portfolio...............................       5,442         3,086              --        75,594        84,122
Emerging Markets Portfolio................      30,263            --        (222,047)    2,145,848     1,954,064
Emerging Markets Small Cap
  Portfolio...............................     114,626       145,192              --     1,028,031     1,287,849
Emerging Markets Value Portfolio..........     215,411            --      (1,338,720)    2,456,083     1,332,774
Emerging Markets Core Equity
  Portfolio...............................     124,552            --        (832,542)    5,300,099     4,592,109

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                           2018 2019 2020 Unlimited  Total
                                           ---- ---- ---- --------- -------
    Enhanced U.S. Large Company Portfolio.  --   --   --        --       --
    U.S. Large Cap Equity Portfolio.......  --   --   --   $10,499  $10,499
    U.S. Large Cap Value Portfolio........  --   --   --        --       --
    U.S. Targeted Value Portfolio.........  --   --   --        --       --
    U.S. Small Cap Value Portfolio........  --   --   --        --       --

                                                      2018    2019    2020  Unlimited    Total
                                                     ------- ------- ------ ---------- ----------
U.S. Core Equity 1 Portfolio........................      --      --     --         --         --
U.S. Core Equity 2 Portfolio........................      --      --     --         --         --
U.S. Vector Equity Portfolio........................      --      --     --         --         --
U.S. Small Cap Portfolio............................      --      --     --         --         --
U.S. Micro Cap Portfolio............................      --      --     --         --         --
U.S. High Relative Profitability Portfolio..........      --      --     -- $      353 $      353
DFA Real Estate Securities Portfolio................      --      --     --         --         --
Large Cap International Portfolio................... $14,311 $12,549     --         --     26,860
International Core Equity Portfolio.................      --      --     --    304,819    304,819
International Small Company Portfolio...............      --      --     --         --         --
Global Small Company Portfolio......................      --      --     --         --         --
Japanese Small Company Portfolio....................      --   3,708     --         --      3,708
Asia Pacific Small Company Portfolio................      --      --     --      4,719      4,719
United Kingdom Small Company Portfolio..............      --      --     --         --         --
Continental Small Company Portfolio.................      --      --     --         --         --
DFA International Real Estate Securities Portfolio..  38,689  69,466     --     61,598    169,753
DFA Global Real Estate Securities Portfolio.........      --      --     --         --         --
DFA International Small Cap Value Portfolio.........      --      --     --         --         --
International Vector Equity Portfolio...............      --      --     --         --         --
International High Relative Profitability Portfolio.      --      --     --        236        236
World ex U.S. Value Portfolio.......................      --     226     --         --        226
World ex U.S. Targeted Value Portfolio..............      --      --     --         --         --
World ex U.S. Core Equity Portfolio.................      --      --     --      5,291      5,291
World Core Equity Portfolio.........................      --      --     --         --         --
Selectively Hedged Global Equity Portfolio..........      --      --     --         --         --
Emerging Markets Portfolio..........................      --      --     --    222,047    222,047
Emerging Markets Small Cap Portfolio................      --      --     --         --         --
Emerging Markets Value Portfolio....................      --      --     --  1,338,720  1,338,720
Emerging Markets Core Equity Portfolio..............      --      --     --    832,542    832,542

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                U.S. Large Cap Equity Portfolio........ $    565
                Large Cap International Portfolio......  159,888
                International Core Equity Portfolio....    4,549
                Japanese Small Company Portfolio.......   27,939
                Asia Pacific Small Company Portfolio...    8,833
                Continental Small Company Portfolio....   10,132
                World ex U.S. Value Portfolio..........    2,457
                World ex U.S. Targeted Value Portfolio.    8,263
                World ex U.S. Core Equity Portfolio....    6,772

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                  Net
                                                                               Unrealized
                                       Federal Tax  Unrealized   Unrealized   Appreciation
                                          Cost     Appreciation Depreciation (Depreciation)
                                       ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio. $   367,092  $      949    $(27,333)    $  (26,384)
U.S. Large Cap Equity Portfolio.......   1,125,457     323,348     (32,413)       290,935
U.S. Large Cap Value Portfolio........  17,498,370   7,341,264          --      7,341,264

                                                                                                Net
                                                                                             Unrealized
                                                     Federal Tax  Unrealized   Unrealized   Appreciation
                                                        Cost     Appreciation Depreciation (Depreciation)
                                                     ----------- ------------ ------------ --------------
U.S. Targeted Value Portfolio....................... $10,383,018  $2,707,644  $  (651,854)   $2,055,790
U.S. Small Cap Value Portfolio......................  13,479,674   4,592,520     (842,645)    3,749,875
U.S. Core Equity 1 Portfolio........................  16,307,868   8,133,526     (580,044)    7,553,482
U.S. Core Equity 2 Portfolio........................  17,549,547   9,117,379     (743,757)    8,373,622
U.S. Vector Equity Portfolio........................   3,693,630   1,814,525     (245,807)    1,568,718
U.S. Small Cap Portfolio............................  16,427,975   5,118,403     (951,509)    4,166,894
U.S. Micro Cap Portfolio............................   5,145,723   2,597,350     (332,227)    2,265,123
U.S. High Relative Profitability Portfolio..........     376,354      25,620      (12,268)       13,352
DFA Real Estate Securities Portfolio................   7,175,747   2,046,341     (353,072)    1,693,269
Large Cap International Portfolio...................   4,463,649   1,127,723     (232,192)      895,531
International Core Equity Portfolio.................  26,073,259   6,643,852   (1,456,856)    5,186,996
International Small Company Portfolio...............  11,438,947   2,866,677     (107,978)    2,758,699
Global Small Company Portfolio......................      24,573       1,025          (30)          995
Japanese Small Company Portfolio....................     545,523     169,509           --       169,509
Asia Pacific Small Company Portfolio................     364,288       8,498           --         8,498
United Kingdom Small Company Portfolio..............      33,558       9,351           --         9,351
Continental Small Company Portfolio.................     629,768     127,445           --       127,445
DFA International Real Estate Securities Portfolio..   6,048,620     178,087     (182,073)       (3,986)
DFA Global Real Estate Securities Portfolio.........   6,832,075     739,512     (239,003)      500,509
DFA International Small Cap Value Portfolio.........  14,144,562   3,978,227   (1,056,217)    2,922,010
International Vector Equity Portfolio...............   2,354,061     713,333     (165,688)      547,645
International High Relative Profitability Portfolio.     185,757       9,511       (5,412)        4,099
World ex U.S. Value Portfolio.......................     205,984      42,926           --        42,926
World ex U.S. Targeted Value Portfolio..............     458,717      98,633      (27,083)       71,550
World ex U.S. Core Equity Portfolio.................   2,971,503     638,795     (146,754)      492,041
World Core Equity Portfolio.........................     593,015     104,132           --       104,132
Selectively Hedged Global Equity Portfolio..........     307,514      84,066         (829)       83,237
Emerging Markets Portfolio..........................   4,016,362   2,273,974           --     2,273,974
Emerging Markets Small Cap Portfolio................   6,656,739   1,168,472           --     1,168,472
Emerging Markets Value Portfolio....................  16,570,910   3,355,243           --     3,355,243
Emerging Markets Core Equity Portfolio..............  24,544,520   8,507,086   (2,212,516)    6,294,570

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended          Year Ended
                                                          April 30, 2018         Oct. 31, 2017
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $    15,872      630  $    24,436     1,012
 Shares Issued in Lieu of Cash Distributions..........       2,654      108        1,891        78
 Shares Redeemed......................................     (17,662)    (706)     (13,915)     (583)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $       864       32  $    12,412       507
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    25,555    1,035  $    59,748     2,511
 Shares Issued in Lieu of Cash Distributions..........       7,248      298        7,083       293
 Shares Redeemed......................................     (23,516)    (939)     (83,900)   (3,530)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     9,287      394  $   (17,069)     (726)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,121,768   44,999  $ 2,997,263   124,486
 Shares Issued in Lieu of Cash Distributions..........     482,511   19,714      364,240    15,012
 Shares Redeemed......................................  (1,233,492) (49,244)  (2,200,921)  (91,872)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   370,787   15,469  $ 1,160,582    47,626
                                                       ===========  =======  ===========  ========

                                                         Six Months Ended          Year Ended
                                                          April 30, 2018         Oct. 31, 2017
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     3,911      123  $    21,637       832
 Shares Issued in Lieu of Cash Distributions..........         375       13          847        33
 Shares Redeemed......................................      (7,851)    (248)    (100,936)   (3,793)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    (3,565)    (112) $   (78,452)   (2,928)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,369,170   42,754  $ 2,437,845    90,088
 Shares Issued in Lieu of Cash Distributions..........     216,370    7,191      321,969    11,684
 Shares Redeemed......................................  (2,248,514) (70,934)  (3,240,359) (118,738)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  (662,974) (20,989) $  (480,545)  (16,966)
                                                       ===========  =======  ===========  ========

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master/Underlying Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                    Forward
                                                   Currency
                                                   Contracts Futures
                                                   --------- -------
            Enhanced U.S. Large Company Portfolio.  45,046   340,329
            U.S. Targeted Value Portfolio.........      --    86,759
            U.S. Small Cap Value Portfolio........      --   125,293
            U.S. Core Equity 1 Portfolio..........      --   171,523
            U.S. Core Equity 2 Portfolio..........      --   184,351
            U.S. Vector Equity Portfolio..........      --    33,947

                                                          Forward
                                                         Currency
                                                         Contracts Futures
                                                         --------- --------
    U.S. Small Cap Portfolio............................       --  $133,708
    U.S. Micro Cap Portfolio............................       --    55,769
    DFA Real Estate Securities Portfolio................       --    77,649
    Large Cap International Portfolio...................       --    42,839
    International Core Equity Portfolio.................       --   187,088
    International Small Company Portfolio...............       --   118,827
    DFA International Real Estate Securities Portfolio..       --    29,568
    DFA International Small Cap Value Portfolio.........       --   146,367
    International Vector Equity Portfolio...............       --     1,144
    International High Relative Profitability Portfolio.       --        77
    Selectively Hedged Global Equity Portfolio.......... $206,262    24,256
    Emerging Markets Core Equity Portfolio..............       --   237,432

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Forward currency          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                          Asset Derivatives Value
                                                    ----------------------------------
                                                     Total Value    Forward
                                                          at       Currency    Equity
                                                    April 30, 2018 Contracts Contracts*
                                                    -------------- --------- ----------
Enhanced U.S. Large Company Portfolio..............    $   899      $  899         --
Large Cap International Portfolio..................          7          --    $     7
DFA International Real Estate Securities Portfolio.        665          --        665
Selectively Hedged Global Equity Portfolio.........      2,795       2,795         --

                                                        Liability Derivatives Value
                                                    ----------------------------------
                                                     Total Value    Forward
                                                          at       Currency    Equity
                                                    April 30, 2018 Contracts Contracts*
                                                    -------------- --------- ----------
Enhanced U.S. Large Company Portfolio..............    $(7,394)     $   (3)   $(7,391)
U.S. Targeted Value Portfolio......................     (2,840)         --     (2,840)
U.S. Small Cap Value Portfolio.....................     (4,022)         --     (4,022)
U.S. Core Equity 1 Portfolio.......................     (5,840)         --     (5,840)
U.S. Core Equity 2 Portfolio.......................     (6,450)         --     (6,450)
U.S. Vector Equity Portfolio.......................     (1,061)         --     (1,061)
U.S. Small Cap Portfolio...........................     (3,859)         --     (3,859)
U.S. Micro Cap Portfolio...........................       (878)         --       (878)
DFA Real Estate Securities Portfolio...............     (2,410)         --     (2,410)
Large Cap International Portfolio..................     (1,041)         --     (1,041)
International Core Equity Portfolio................     (5,643)         --     (5,643)

                                                Liability Derivatives Value
                                            ----------------------------------
                                             Total Value    Forward
                                                  at       Currency    Equity
                                            April 30, 2018 Contracts Contracts*
                                            -------------- --------- ----------
International Small Company Portfolio......    $(2,671)        --     $(2,671)
DFA International Small Cap Portfolio......     (4,550)        --      (4,550)
International Vector Equity Portfolio......        (68)        --         (68)
Selectively Hedged Global Equity Portfolio.       (830)      $(35)       (795)
Emerging Markets Core Equity Portfolio.....     (9,560)        --      (9,560)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended April 30, 2018:

Derivative Type             Location of Gain (Loss) on Derivatives
---------------             --------------------------------------
Forward currency contracts  Net Realized Gain (Loss) on: Forward Currency Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Forward Currency Contracts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                        Realized Gain (Loss) on
                                                              Derivatives
                                                     ---------------------------
                                                               Forward
                                                              Currency   Equity
                                                      Total   Contracts Contracts
                                                     -------  --------- ---------
Enhanced U.S. Large Company Portfolio............... $32,513    $310     $32,203
U.S. Large Cap Equity Portfolio.....................      21      --          21*
U.S. Targeted Value Portfolio.......................   8,335      --       8,335
U.S. Small Cap Value Portfolio......................  14,383      --      14,383
U.S. Core Equity 1 Portfolio........................  17,432      --      17,432
U.S. Core Equity 2 Portfolio........................  18,482      --      18,482
U.S. Vector Equity Portfolio........................   1,242      --       1,242
U.S. Small Cap Portfolio............................  14,625      --      14,625
U.S. Micro Cap Portfolio............................   4,412      --       4,412
U.S. High Relative Profitability Portfolio..........     (37)     --         (37)*
DFA Real Estate Securities Portfolio................   6,473      --       6,473
Large Cap International Portfolio...................   3,576      --       3,576
International Core Equity Portfolio.................  33,099      --      33,099
International Small Company Portfolio...............  11,806      --      11,806
Global Small Company Portfolio......................       2      --           2*
DFA International Real Estate Securities Portfolio..   2,020      --       2,020
DFA International Small Cap Value Portfolio.........  15,893      --      15,893
International Vector Equity Portfolio...............     (17)     --         (17)
International High Relative Profitability Portfolio.      24      --          24*
World ex U.S. Targeted Value Portfolio..............      22      --          22*
World ex U.S. Core Equity Portfolio.................     657      --         657*
World Core Equity Portfolio.........................     145      --         145*

                                                       Realized Gain (Loss) on
                                                             Derivatives
                                                    ----------------------------
                                                                Forward
                                                               Currency   Equity
                                                      Total    Contracts Contracts
                                                    --------   --------- ---------
Selectively Hedged Global Equity Portfolio......... $   (817)   $(3,348) $  2,531
Emerging Markets Core Equity Portfolio.............   18,221         --    18,221

                                                        Change in Unrealized
                                                    Appreciation (Depreciation) on
                                                             Derivatives
                                                    ----------------------------
                                                                Forward
                                                               Currency   Equity
                                                      Total    Contracts Contracts
                                                    --------   --------- ---------
Enhanced U.S. Large Company Portfolio.............. $(21,933)        --  $(21,933)
U.S. Targeted Value Portfolio......................   (3,740)        --    (3,740)
U.S. Small Cap Value Portfolio.....................   (9,360)        --    (9,360)
U.S. Core Equity 1 Portfolio.......................  (12,650)        --   (12,650)
U.S. Core Equity 2 Portfolio.......................  (14,032)        --   (14,032)
U.S. Vector Equity Portfolio.......................   (1,061)        --    (1,061)
U.S. Small Cap Portfolio...........................   (9,693)        --    (9,693)
U.S. Micro Cap Portfolio...........................   (1,811)        --    (1,811)
DFA Real Estate Securities Portfolio...............   (4,754)        --    (4,754)
Large Cap International Portfolio..................   (2,046)        --    (2,046)
International Core Equity Portfolio................  (14,558)        --   (14,558)
International Small Company Portfolio..............   (5,581)        --    (5,581)
DFA International Real Estate Securities Portfolio.      215         --       215
DFA International Small Cap Value Portfolio........  (10,499)        --   (10,499)
International Vector Equity Portfolio..............      (68)        --       (68)
Selectively Hedged Global Equity Portfolio.........     (465)   $ 1,336    (1,801)
Emerging Markets Core Equity Portfolio.............  (15,447)        --   (15,447)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2018 (Amounts in thousands):

                                   Net                                                   Net
                                 Amounts                                               Amounts
                                   of        Gross Amounts Not                           of        Gross Amounts Not
                                 Assets        Offset in the                         Liabilities     Offset in the
                                Presented   Statements of Assets                      Presented   Statements of Assets
                      Gross      in the       and Liabilities               Gross      in the       and Liabilities
                    Amounts of Statements  ----------------------        Amounts of  Statements  ----------------------
                    Recognized  of Assets   Financial     Cash     Net   Recognized   of Assets   Financial     Cash     Net
                      Assets       and     Instruments Collateral Amount Liabilities     and     Instruments Collateral Amount
Description            (a)     Liabilities     (b)      Received   (c)       (a)     Liabilities     (d)      Pledged    (e)
-----------         ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                           Assets                                             Liabilities
                    ---------------------------------------------------- -----------------------------------------------------
Enhanced U.S.
 Large Company
 Portfolio
Citibank, N.A......   $  72       $  72       $ (3)        --     $  69      $ 3         $ 3        $ (3)        --       --
Royal Bank of
 Scotland..........     764         764         --         --       764       --          --          --         --       --
State Street Bank
 and Trust.........      63          63         --         --        63       --          --          --         --       --
                      -----       -----       ----         --     -----      ---         ---        ----         --       --
                      $ 899       $ 899       $ (3)        --     $ 896      $ 3         $ 3        $ (3)        --       --
                      =====       =====       ====         ==     =====      ===         ===        ====         ==       ==
Selectively Hedged
 Global Equity
 Portfolio
Bank of America
 Corp..............   $ 339       $ 339         --         --     $ 339       --          --          --         --       --
Citibank, N.A......     557         557       $ (2)        --       555      $ 2         $ 2        $ (2)        --       --
JP Morgan..........     168         168         --         --       168       --          --          --         --       --
State Street Bank
 and Trust.........     874         874        (33)        --       841       33          33         (33)        --       --
UBS AG.............     857         857         --         --       857       --          --          --         --       --
                      -----       -----       ----         --     -----      ---         ---        ----         --       --
                      $2795       $2795       $(35)        --     $2760      $35         $35        $(35)        --       --
                      =====       =====       ====         ==     =====      ===         ===        ====         ==       ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                              Weighted      Weighted    Number of   Interest Maximum Amount
                                               Average      Average        Days     Expense  Borrowed During
                                            Interest Rate Loan Balance Outstanding* Incurred   the Period
                                            ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio............     2.01%       $ 3,828          9        $ 2       $ 13,401
U.S. Vector Equity Portfolio...............     1.91%         4,459          3          1          4,459
U.S. High Relative Profitability Portfolio.     2.16%         2,653          4          1          2,990
Global Small Company Portfolio.............     1.91%            69          2         --             69
DFA International Real Estate Securities
  Portfolio................................     2.16%        78,412          7         33        150,457
DFA Global Real Estate Securities
  Portfolio................................     2.17%         2,111          2         --          3,392
International Vector Equity Portfolio......     2.14%         1,073          3         --          2,030
International High Relative Profitability
  Portfolio................................     2.16%           339          4         --            491
World ex U.S. Value Portfolio..............     2.27%           112         11         --            307
World ex U.S. Targeted Value Portfolio.....     2.05%           171          4         --            221
World ex U.S. Core Equity Portfolio........     2.04%         9,216          2          1         16,115
World Core Equity Portfolio................     2.24%         4,981         15          5         15,818

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   At April 30, 2018, the World ex U.S. Value Portfolio had loans outstanding in the amount of $18 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Affiliated Trades:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio                                             Purchases  Sales   Realized Gain (Loss)
---------                                             --------- -------- --------------------
U.S. Large Cap Equity Portfolio...................... $ 26,705  $ 15,033       $ (1,449)
U.S. Targeted Value Portfolio........................   69,628   154,720         38,206
U.S. Small Cap Value Portfolio.......................   71,694   202,733         72,487
U.S. Core Equity 1 Portfolio.........................  106,730    78,168          2,800
U.S. Core Equity 2 Portfolio.........................   86,924   179,637          3,616
U.S. Vector Equity Portfolio.........................   16,917    51,470         23,166
U.S. Small Cap Portfolio.............................  221,262    55,824         20,015
U.S. Micro Cap Portfolio.............................   41,344    76,851         34,628
U.S. High Relative Profitability Portfolio...........    5,666     1,848           (250)
DFA Real Estate Securities Portfolio.................       --       558            (33)
Large Cap International Portfolio....................   42,845    22,701          2,473
International Core Equity Portfolio..................  192,425    58,297        (11,656)
DFA Global Real Estate Securities Portfolio..........      305        --             --
DFA International Small Cap Value Portfolio..........   32,984   330,070        100,064
International Vector Equity Portfolio................   17,243    14,008          3,591
International High Relative Profitability Portfolio..    4,946       526            (79)
World ex U.S. Targeted Value Portfolio...............    4,194     4,889          1,489
World ex U.S. Core Equity Portfolio..................   16,243     4,426            536
Emerging Markets Core Equity Portfolio...............    4,300     9,522          1,428

K. Securities Lending:

   As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               Market
                                                               Value
                                                             ----------
        U.S. Large Cap Equity Portfolio..................... $   $8,522
        U.S. Targeted Value Portfolio.......................    799,056
        U.S. Small Cap Value Portfolio......................  1,044,236
        U.S. Core Equity 1 Portfolio........................  1,143,269
        U.S. Core Equity 2 Portfolio........................  1,189,232
        U.S. Vector Equity Portfolio........................    320,972
        U.S. Small Cap Portfolio............................  1,589,031
        U.S. Micro Cap Portfolio............................    379,433
        U.S. High Relative Profitability Portfolio..........      2,263
        DFA Real Estate Securities Portfolio................    226,221
        Large Cap International Portfolio...................     54,270
        International Core Equity Portfolio.................    304,208
        DFA International Real Estate Securities Portfolio..     31,175
        DFA International Small Cap Value Portfolio.........    258,270
        International Vector Equity Portfolio...............     39,814
        International High Relative Profitability Portfolio.        352
        World ex U.S. Targeted Value Portfolio..............      5,729
        World ex U.S. Core Equity Portfolio.................     57,740
        Emerging Markets Core Equity Portfolio..............  1,090,378

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                       Remaining Contractual Maturity of the Agreements
                                                     As of April 30, 2018
                                 ------------------------------------------------------------
                                 Overnight and             Between
                                  Continuous    <30 days 30 & 90 days >90 days     Total
                                 -------------- -------- ------------ -------- --------------
Securities Lending
  Transactions
Enhanced U.S. Large Company
  Portfolio
 Bonds.......................... $   13,667,527    --         --         --    $   13,667,527
U.S. Large Cap Equity Portfolio
 Common Stocks..................     39,284,894    --         --         --        39,284,894
U.S. Targeted Value Portfolio
 Common Stocks, Preferred
   Stocks.......................  1,533,186,477    --         --         --     1,533,186,477
U.S. Small Cap Value Portfolio
 Common Stocks..................  2,037,438,029    --         --         --     2,037,438,029
U.S. Core Equity 1 Portfolio
 Common Stocks, Rights/
   Warrants.....................  1,583,499,719    --         --         --     1,583,499,719
U.S. Core Equity 2 Portfolio
 Common Stocks, Rights/
   Warrants.....................  1,845,923,909    --         --         --     1,845,923,909
U.S. Vector Equity Portfolio
 Common Stocks, Rights/
   Warrants.....................    508,794,277    --         --         --       508,794,277

                                        Remaining Contractual Maturity of the Agreements
                                                      As of April 30, 2018
                                  ------------------------------------------------------------
                                  Overnight and             Between
                                   Continuous    <30 days 30 & 90 days >90 days     Total
                                  -------------- -------- ------------ -------- --------------
U.S. Small Cap Portfolio
 Common Stocks................... $3,123,516,458    --         --         --    $3,123,516,458
U.S. Micro Cap Portfolio
 Common Stocks, Preferred
   Stocks........................    952,861,850    --         --         --       952,861,850
U.S. High Relative Profitability
  Portfolio
 Common Stocks...................     11,042,353    --         --         --        11,042,353
DFA Real Estate Securities
  Portfolio
 Common Stocks...................    590,271,592    --         --         --       590,271,592
Large Cap International
  Portfolio
 Common Stocks...................    456,108,075    --         --         --       456,108,075
International Core Equity
  Portfolio
 Common Stocks, Preferred
   Stocks........................  2,698,602,797    --         --         --     2,698,602,797
DFA International Real Estate
  Securities Portfolio
 Common Stocks...................    354,483,247    --         --         --       354,483,247
DFA Global Real Estate
  Securities Portfolio
 Common Stocks...................    195,539,503    --         --         --       195,539,503
DFA International Small Cap
  Value Portfolio
 Common Stocks...................  1,193,530,223    --         --         --     1,193,530,223
International Vector Equity
  Portfolio
 Common Stocks...................    237,086,694    --         --         --       237,086,694
International High Relative
  Profitability Portfolio
 Common Stocks...................      9,370,296    --         --         --         9,370,296
World ex U.S. Targeted Value
  Portfolio
 Common Stocks...................      8,117,997    --         --         --         8,117,997
World ex U.S. Core Equity
  Portfolio
 Common Stocks...................    234,935,550    --         --         --       234,935,550
Emerging Markets Core Equity
  Portfolio
 Common Stocks...................  1,481,498,432    --         --         --     1,481,498,432

L. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

   During the six months ended April 30, 2018, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

                     U.S. Targeted Value Portfolio. $16,160

O. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

P. Other:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional
  Class Shares......................................................      3             62%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      4             93%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             70%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      6             91%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      8             86%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      4             68%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      6             84%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      5             81%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             91%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             53%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      4             76%
U.S. High Relative Profitability Portfolio -- Institutional
  Class Shares......................................................      3             95%
DFA Real Estate Securities Portfolio -- Institutional Class Shares..      4             76%
Large Cap International Portfolio -- Institutional Class Shares.....      3             63%
International Core Equity Portfolio -- Institutional Class Shares...      4             71%
International Small Company Portfolio -- Institutional Class Shares.      3             60%
Global Small Company Portfolio -- Institutional Class Shares........      4             96%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%

                                                                                    Approximate
                                                                                     Percentage
                                                                       Number of   of Outstanding
                                                                      Shareholders     Shares
                                                                      ------------ --------------
Asia Pacific Small Company Portfolio -- Institutional
  Class Shares.......................................................      3             91%
United Kingdom Small Company Portfolio -- Institutional
  Class Shares.......................................................      4             94%
Continental Small Company Portfolio -- Institutional Class Shares....      2             88%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares.......................................................      5             94%
DFA Global Real Estate Securities Portfolio -- Institutional
  Class Shares.......................................................      3             67%
DFA International Small Cap Value Portfolio -- Institutional
  Class Shares.......................................................      4             71%
International Vector Equity Portfolio -- Institutional Class Shares..      4             89%
International High Relative Profitability Portfolio -- Institutional
  Class Shares.......................................................      3             94%
World ex U.S. Value Portfolio -- Institutional Class Shares..........      5             88%
World ex U.S. Targeted Value Portfolio -- Institutional
  Class Shares.......................................................      3             95%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares....      3             71%
World Core Equity Portfolio -- Institutional Class Shares............      5             79%
Selectively Hedged Global Equity Portfolio -- Institutional
  Class Shares.......................................................      4             95%
Emerging Markets Portfolio -- Institutional Class Shares.............      3             52%
Emerging Markets Small Cap Portfolio -- Institutional
  Class Shares.......................................................      3             54%
Emerging Markets Value Portfolio -- Class R2 Shares..................      2             91%
Emerging Markets Value Portfolio -- Institutional Class Shares.......      2             36%
Emerging Markets Core Equity Portfolio -- Institutional
  Class Shares.......................................................      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the

Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                            Estimated % Breakdown of Distribution Sources
                                            --------------------------------------------
                                             Net income for      Accumulated
                                             the current or     undistributed
                                                preceding        net profits    Paid-in
                                              fiscal year,      from the sale   surplus
                                             and accumulated    of securities   or other
                                            undistributed net     or other      capital
Portfolio Name                                   income          properties      source
--------------                              -----------------   -------------   --------
Enhanced U.S. Large Company Portfolio
   December 15, 2017.......................        59%                0%           41%
U.S. Large Cap Equity Portfolio
   December 15, 2017.......................        71%                0%           29%
U.S. Large Cap Value Portfolio
   December 15, 2017.......................        95%                0%            5%
U.S. Targeted Value Portfolio
   December 15, 2017.......................        67%                0%           33%
U.S. Small Cap Value Portfolio
   December 15, 2017.......................        49%                0%           51%
U.S. Core Equity 1 Portfolio
   December 14, 2017.......................        64%                0%           36%
U.S. Core Equity 2 Portfolio
   December 14, 2017.......................        60%                0%           40%
U.S. Vector Equity Portfolio
   December 15, 2017.......................        60%                0%           40%
U.S. Small Cap Portfolio
   December 15, 2017.......................        72%                0%           28%
U.S. Micro Cap Portfolio
   December 15, 2017.......................        56%                0%           44%
U.S. High Relative Profitability Portfolio
   December 15, 2017.......................        92%                0%            8%
Large Cap International Portfolio
   December 14, 2017.......................        62%                0%           38%
International Core Equity Portfolio
   December 14, 2017.......................        44%                0%           56%
International Small Company Portfolio
   December 15, 2017.......................        19%                0%           81%
Global Small Company Portfolio
   December 15, 2017.......................        73%                0%           27%
Japanese Small Company Portfolio
   December 15, 2017.......................         7%                0%           93%
Asia Pacific Small Company Portfolio
   December 15, 2017.......................        27%                0%           73%
United Kingdom Small Company Portfolio
   December 15, 2017.......................        22%                0%           78%

                                                     Estimated % Breakdown of Distribution Sources
                                                     --------------------------------------------
                                                      Net income for      Accumulated
                                                      the current or     undistributed
                                                         preceding        net profits    Paid-in
                                                       fiscal year,      from the sale   surplus
                                                      and accumulated    of securities   or other
                                                     undistributed net     or other      capital
Portfolio Name                                            income          properties      source
--------------                                       -----------------   -------------   --------
Continental Small Company Portfolio
   December 15, 2017................................        27%                0%           73%
DFA International Real Estate Securities Portfolio
   December 14, 2017................................         0%                0%          100%
DFA International Small Cap Value Portfolio
   December 14, 2017................................        20%                0%           80%
International Vector Equity Portfolio
   December 14, 2017................................        28%                0%           72%
International High Relative Profitability Portfolio
   December 15, 2017................................        83%                0%           17%
World ex U.S. Value Portfolio
   December 15, 2017................................        76%                0%           24%
World Ex U.S. Targeted Value Portfolio
   December 15, 2017................................        81%                0%           19%
World ex U.S. Core equity Portfolio
   December 15, 2017................................        35%                0%           65%
World Core Equity Portfolio
   December 15, 2017................................        99%                0%            1%
Selectively Hedged Global Equity Portfolio
   December 15, 2017................................        79%                0%           21%
Emerging Markets Portfolio
   December 15, 2017................................         0%                0%          100%
Emerging Markets Small Cap Portfolio
   December 15, 2017................................        16%                0%           84%
Emerging Markets Value Portfolio
   December 15, 2017................................         4%                0%           96%
Emerging Markets Core Equity Portfolio
   December 14, 2017................................        12%                0%           88%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2018
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/17  04/30/18    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,046.70    0.32%    $1.62
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.21    0.32%    $1.61

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

         DFA Commodity Strategy Portfolio
Corporate....................................  49.5%
Government...................................  24.0%
Foreign Corporate............................  20.7%
Foreign Government...........................   5.4%
Supranational................................   0.4%
                                              -----
                                              100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
BONDS -- (71.6%)
AUSTRALIA -- (5.4%)
Australia & New Zealand Banking Group, Ltd.
    3.250%, 06/03/20............................. AUD   1,665 $  1,267,086
Commonwealth Bank of Australia
    2.300%, 09/06/19.............................      10,100   10,018,418
    5.000%, 10/15/19.............................      10,000   10,278,277
    7.250%, 02/05/20............................. AUD  12,000    9,752,851
##  2.250%, 03/10/20.............................       5,000    4,921,084
    2.300%, 03/12/20.............................       7,000    6,906,831
    5.000%, 03/19/20.............................       5,000    5,167,464
#   2.400%, 11/02/20.............................       2,246    2,209,178
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................       4,500    4,508,077
Macquarie Group, Ltd.
##  6.250%, 01/14/21.............................       4,842    5,153,655
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................       9,500    9,422,648
    2.125%, 05/22/20.............................         745      730,752
    2.625%, 07/23/20.............................       4,052    4,009,558
    2.000%, 11/12/20............................. EUR   4,150    5,256,448
Westpac Banking Corp.
    7.250%, 02/11/20............................. AUD   9,700    7,888,543
    2.150%, 03/06/20.............................       5,000    4,921,606
    2.300%, 05/26/20.............................      18,774   18,481,057
                                                              ------------
TOTAL AUSTRALIA..................................              110,893,533
                                                              ------------

AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
    1.875%, 01/20/21.............................       1,500    1,462,527
                                                              ------------

BELGIUM -- (0.5%)
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.............................      10,000    9,883,499
                                                              ------------

CANADA -- (8.8%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................       5,000    4,934,845
Bank of Montreal
#   2.375%, 01/25/19.............................       9,620    9,610,987
British Columbia, Province of Canada
    4.650%, 12/18/18............................. CAD  10,000    7,939,639
Canada Housing Trust No 1
##  2.350%, 12/15/18............................. CAD  30,000   23,482,223
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD   6,000    4,605,974
Nutrien, Ltd.
    6.500%, 05/15/19.............................       1,446    1,499,592

                                                        Face
                                                       Amount^    Value+
                                                    -  -------    ------
                                                        (000)
CANADA -- (Continued)
Ontario, Province of Canada
     3.000%, 09/28/20............................. EUR  23,500 $ 30,588,802
Province of Ontario Canada
#    1.650%, 09/27/19.............................       6,103    6,019,145
Quebec, Province of Canada
     4.500%, 12/01/18............................. CAD  10,000    7,921,259
Royal Bank of Canada
     2.890%, 10/11/18............................. CAD  30,000   23,476,615
     2.980%, 05/07/19............................. CAD   7,000    5,497,667
#    1.500%, 07/29/19.............................       4,625    4,552,302
     2.150%, 03/06/20.............................       5,708    5,621,326
     2.350%, 10/30/20.............................       5,913    5,805,404
Toronto-Dominion Bank (The)
     2.447%, 04/02/19............................. CAD  17,000   13,293,088
     2.125%, 07/02/19.............................      19,850   19,723,058
#    2.500%, 12/14/20.............................       1,000      984,370
                                                               ------------
TOTAL CANADA......................................              175,556,296
                                                               ------------

FINLAND -- (0.3%)
Municipality Finance P.L.C.
     1.250%, 04/18/19.............................       5,000    4,939,250
     1.750%, 05/21/19.............................       1,150    1,140,565
                                                               ------------
TOTAL FINLAND.....................................                6,079,815
                                                               ------------

FRANCE -- (2.3%)
BNP Paribas SA
     2.375%, 05/21/20.............................       2,720    2,690,595
BPCE SA
#    2.650%, 02/03/21.............................         330      323,995
Credit Agricole SA
###  2.750%, 06/10/20.............................       5,000    4,950,735
Electricite de France SA
##   2.350%, 10/13/20.............................       5,000    4,916,180
Orange SA
     1.625%, 11/03/19.............................       2,000    1,962,240
Societe Generale SA
##   2.625%, 09/16/20.............................       2,000    1,971,643
Total Capital Canada, Ltd.
     1.875%, 07/09/20............................. EUR   3,500    4,404,264
Total Capital International SA
     2.100%, 06/19/19.............................      13,208   13,130,633
UNEDIC ASSEO
     0.0%, 11/25/20............................... EUR   8,800   10,688,236
                                                               ------------
TOTAL FRANCE......................................               45,038,521
                                                               ------------

GERMANY -- (3.3%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19.............................       1,500    1,485,477

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
GERMANY -- (Continued)
BMW US Capital LLC
##  2.000%, 04/11/21.............................       3,000 $ 2,892,590
Daimler Finance North America LLC
##  2.700%, 08/03/20.............................       2,000   1,976,621
Deutsche Bank AG
    2.950%, 08/20/20.............................       7,018   6,906,066
#   3.125%, 01/13/21.............................       3,889   3,818,353
Deutsche Telekom International Finance BV
##  1.500%, 09/19/19.............................       3,000   2,941,448
EMD Finance LLC
##  2.400%, 03/19/20.............................       1,150   1,133,843
FMS Wertmanagement AoeR
    0.0%, 10/20/20............................... EUR  24,000  29,199,760
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20.............................       3,650   3,581,019
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................      10,000   9,929,484
##  2.400%, 05/22/20.............................       2,000   1,966,919
                                                              -----------
TOTAL GERMANY....................................              65,831,580
                                                              -----------

IRELAND -- (0.5%)
Allergan Funding SCS
#   3.000%, 03/12/20.............................       5,000   4,965,990
Medtronic, Inc.
    2.500%, 03/15/20.............................       4,750   4,720,883
                                                              -----------
TOTAL IRELAND....................................               9,686,873
                                                              -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.............................       2,570   2,584,520
                                                              -----------

JAPAN -- (2.2%)
American Honda Finance Corp.
    2.250%, 08/15/19.............................       2,000   1,986,549
MUFG Bank, Ltd.
##  2.350%, 09/08/19.............................         850     842,458
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................       1,034   1,033,537
Sumitomo Mitsui Banking Corp.
#   2.450%, 01/10/19.............................       3,500   3,496,390
    2.650%, 07/23/20.............................       3,760   3,713,033
Toyota Credit Canada, Inc.
    2.800%, 11/21/18............................. CAD  10,000   7,830,367
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................       4,149   4,141,516
    1.400%, 05/20/19.............................       5,168   5,108,869
    2.125%, 07/18/19.............................       1,080   1,072,989
#   1.550%, 10/18/19.............................      10,000   9,832,870
    2.150%, 03/12/20.............................       5,550   5,477,882
                                                              -----------
TOTAL JAPAN......................................              44,536,460
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
NETHERLANDS -- (3.5%)
Bank Nederlandse Gemeenten NV
##  1.750%, 10/05/20.............................      24,800 $24,169,956
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................       9,665   9,642,697
ING Bank NV
##  2.500%, 10/01/19.............................       3,000   2,976,737
LyondellBasell Industries NV
    5.000%, 04/15/19.............................       1,022   1,036,752
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................       4,362   4,276,505
Shell International Finance BV
#   1.900%, 08/10/18.............................       4,000   3,997,641
    2.000%, 11/15/18.............................       2,350   2,343,434
    4.300%, 09/22/19.............................      12,204  12,486,633
#   4.375%, 03/25/20.............................       9,400   9,671,524
                                                              -----------
TOTAL NETHERLANDS................................              70,601,879
                                                              -----------

NORWAY -- (0.8%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................       5,000   4,958,470
    1.625%, 01/15/20.............................       5,450   5,355,546
Statoil ASA
#   2.900%, 11/08/20.............................       5,192   5,191,729
                                                              -----------
TOTAL NORWAY.....................................              15,505,745
                                                              -----------

SPAIN -- (1.4%)
Iberdrola Finance Ireland DAC
##  5.000%, 09/11/19.............................       2,000   2,048,889
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................       4,992   4,933,143
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.............................       9,000   8,900,145
    3.125%, 01/08/21.............................       1,808   1,792,957
Telefonica Emisiones SAU
#   5.134%, 04/27/20.............................       2,200   2,285,953
    5.462%, 02/16/21.............................       8,000   8,460,624
                                                              -----------
TOTAL SPAIN......................................              28,421,711
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.5%)
Asian Development Bank
    2.800%, 01/19/21............................. AUD   2,000   1,518,293
Council Of Europe Development Bank
    1.750%, 11/14/19.............................       7,000   6,912,990
European Investment Bank
    6.000%, 08/06/20............................. AUD   3,500   2,843,530
    2.800%, 01/15/21............................. AUD   9,000   6,838,541

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
International Bank for Reconstruction &
 Development
    0.125%, 10/23/20............................. EUR  20,100 $ 24,561,017
    2.800%, 01/13/21............................. AUD  11,000    8,351,931
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               51,026,302
                                                              ------------

SWEDEN -- (5.7%)
Kommuninvest I Sverige AB
    0.750%, 02/16/20............................. SEK 300,000   34,839,625
Nordea Bank AB
    2.375%, 04/04/19.............................      15,000   14,949,686
Svensk Exportkredit AB
    1.875%, 06/17/19.............................      17,000   16,869,610
Svenska Handelsbanken AB
#   2.250%, 06/17/19.............................       5,000    4,967,510
##  5.125%, 03/30/20.............................       6,708    6,952,681
    2.250%, 08/27/20............................. EUR   1,500    1,907,139
Sweden Government Bond
    5.000%, 12/01/20............................. SEK 250,000   32,669,400
                                                              ------------
TOTAL SWEDEN.....................................              113,155,651
                                                              ------------

SWITZERLAND -- (0.9%)
Novartis Capital Corp.
#   4.400%, 04/24/20.............................       9,500    9,789,085
UBS AG
#   2.375%, 08/14/19.............................       1,500    1,491,675
    2.350%, 03/26/20.............................       6,000    5,914,620
                                                              ------------
TOTAL SWITZERLAND................................               17,195,380
                                                              ------------

UNITED KINGDOM -- (1.3%)
Aon Corp.
    5.000%, 09/30/20.............................       1,000    1,039,211
Aon P.L.C.
    2.800%, 03/15/21.............................       2,680    2,631,143
AstraZeneca P.L.C.
#   1.750%, 11/16/18.............................       6,958    6,932,956
Barclays P.L.C.
    2.875%, 06/08/20.............................       5,000    4,944,380
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................       1,028    1,029,326
HSBC USA, Inc.
#   2.750%, 08/07/20.............................      10,000    9,946,725
                                                              ------------
TOTAL UNITED KINGDOM.............................               26,523,741
                                                              ------------

UNITED STATES -- (31.9%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.............................       3,624    3,740,437

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
3M Co.
#   1.625%, 06/15/19.............................       3,200 $ 3,161,140
AbbVie, Inc.
#   2.500%, 05/14/20.............................      11,317  11,181,667
American Express Credit Corp.
    2.375%, 05/26/20.............................       6,210   6,131,010
American International Group, Inc.
    2.300%, 07/16/19.............................       1,500   1,487,330
    3.375%, 08/15/20.............................       1,835   1,837,063
    6.400%, 12/15/20.............................       7,000   7,539,177
Amgen, Inc.
    2.200%, 05/11/20.............................       9,990   9,827,872
Anthem, Inc.
    4.350%, 08/15/20.............................       1,128   1,156,891
    2.500%, 11/21/20.............................      11,465  11,272,128
Apple, Inc.
    1.900%, 02/07/20.............................      31,000  30,611,570
    2.000%, 05/06/20.............................       4,522   4,459,470
AT&T, Inc.
    2.300%, 03/11/19.............................         575     573,785
    5.200%, 03/15/20.............................       6,000   6,221,216
Autodesk, Inc.
    3.125%, 06/15/20.............................       1,355   1,349,878
AutoZone, Inc.
    2.500%, 04/15/21.............................       2,045   2,002,337
Bank of America Corp.
    2.600%, 01/15/19.............................       4,000   3,999,278
    2.625%, 10/19/20.............................       1,670   1,650,024
Bank of New York Mellon Corp. (The)
#   2.100%, 01/15/19.............................       1,000     997,415
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................       2,800   2,787,115
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................       1,000     999,131
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................         250     256,346
CA, Inc.
    5.375%, 12/01/19.............................       5,245   5,431,801
Capital One Bank USA NA
    2.300%, 06/05/19.............................       1,242   1,232,463
Capital One NA/Mclean
#   2.400%, 09/05/19.............................       6,536   6,477,347
Cardinal Health, Inc.
    4.625%, 12/15/20.............................       2,150   2,214,514
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................       5,534   5,533,186
    7.050%, 10/01/18.............................       5,000   5,090,984
CBS Corp.
    2.300%, 08/15/19.............................       1,500   1,485,321
Celgene Corp.
    2.875%, 02/19/21.............................       8,000   7,902,839

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Chevron Corp.
#   2.193%, 11/15/19.............................      15,000 $14,872,427
#   1.961%, 03/03/20.............................       8,000   7,893,120
#   2.427%, 06/24/20.............................       3,650   3,627,408
Cisco Systems, Inc.
    2.125%, 03/01/19.............................      10,000   9,977,435
    1.400%, 09/20/19.............................      12,935  12,733,626
Citigroup, Inc.
    2.050%, 12/07/18.............................       7,281   7,259,541
    2.550%, 04/08/19.............................         750     748,765
    2.650%, 10/26/20.............................       1,325   1,306,669
Coca-Cola Co. (The)
    2.600%, 06/09/20............................. AUD   3,350   2,525,407
Comcast Corp.
    5.700%, 05/15/18.............................         732     732,871
Comerica, Inc.
    2.125%, 05/23/19.............................       4,000   3,975,688
CVS Health Corp.
    2.250%, 12/05/18.............................       4,500   4,489,613
Danaher Corp.
#   1.650%, 09/15/18.............................         324     322,989
Discovery Communications LLC
##  2.750%, 11/15/19.............................       1,500   1,491,300
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.............................       2,000   1,980,116
Dow Chemical Co. (The)
    4.250%, 11/15/20.............................       9,625   9,856,369
Eastman Chemical Co.
    2.700%, 01/15/20.............................       3,883   3,859,930
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................      10,927  11,007,493
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................         825     824,876
    5.200%, 09/01/20.............................       3,839   4,008,969
Eversource Energy
    2.500%, 03/15/21.............................       3,350   3,285,734
Exelon Corp.
#   2.850%, 06/15/20.............................       1,205   1,192,941
Exelon Generation Co. LLC
#   4.000%, 10/01/20.............................       4,282   4,341,840
Exxon Mobil Corp.
#   1.912%, 03/06/20.............................       3,950   3,897,116
    2.222%, 03/01/21.............................       3,000   2,951,066
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.............................       1,214   1,226,138
Fifth Third Bancorp
#   2.875%, 07/27/20.............................       4,000   3,983,489
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................       1,500   1,501,453
#   2.551%, 10/05/18.............................       5,000   5,000,236

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................       2,937 $ 2,870,864
General Electric Co.
#   4.375%, 09/16/20.............................       7,000   7,185,394
General Mills, Inc.
    2.200%, 10/21/19.............................       3,500   3,455,743
General Motors Financial Co., Inc.
#   3.150%, 01/15/20.............................       7,000   6,992,937
    4.200%, 03/01/21.............................         500     508,822
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................       3,558   3,552,299
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................       4,082   4,235,465
    2.300%, 12/13/19.............................         600     593,998
#   2.600%, 04/23/20.............................       2,075   2,056,312
    6.000%, 06/15/20.............................       8,000   8,459,239
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................         585     573,927
##  2.400%, 06/15/20.............................       2,600   2,548,964
##  2.850%, 01/15/21.............................       6,000   5,914,969
Harris Corp.
    2.700%, 04/27/20.............................       1,205   1,194,864
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................       7,000   7,049,828
Huntington Bancshares, Inc.
#   2.600%, 08/02/18.............................       2,600   2,600,605
Integrys Energy Group, Inc.
    4.170%, 11/01/20.............................       4,060   4,145,023
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.............................       2,347   2,325,455
International Business Machines Corp.
    2.250%, 02/19/21.............................       3,615   3,552,068
John Deere Capital Corp.
#   2.800%, 03/04/21.............................       1,000     989,583
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................       3,500   3,623,389
#   2.750%, 06/23/20.............................       6,650   6,608,685
KeyBank NA
    2.350%, 03/08/19.............................       7,000   6,986,471
KeyCorp
    2.900%, 09/15/20.............................       3,128   3,105,793
Kraft Heinz Foods Co.
    2.800%, 07/02/20.............................      14,365  14,259,848
Kroger Co. (The)
    2.300%, 01/15/19.............................       1,000     996,942
    1.500%, 09/30/19.............................       1,565   1,531,694
L3 Technologies, Inc.
#   4.750%, 07/15/20.............................       1,273   1,316,392
Lam Research Corp.
    2.750%, 03/15/20.............................       1,098   1,094,575

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
LG&E & KU Energy LLC
#   3.750%, 11/15/20.............................       1,244 $ 1,256,635
Marriott International, Inc.
#   2.875%, 03/01/21.............................       1,000     989,922
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................       4,417   4,410,441
McDonald's Corp.
#   2.100%, 12/07/18.............................       8,000   7,996,469
McKesson Corp.
    2.284%, 03/15/19.............................       4,500   4,484,493
Merck & Co., Inc.
    1.850%, 02/10/20.............................      22,500  22,173,776
Microsoft Corp.
#   1.100%, 08/08/19.............................       4,930   4,842,317
    1.850%, 02/12/20.............................       7,000   6,905,162
Molson Coors Brewing Co.
    2.250%, 03/15/20.............................      12,857  12,633,072
Mondelez International, Inc.
##  1.625%, 10/28/19.............................       2,000   1,960,347
Monsanto Co.
    1.850%, 11/15/18.............................       6,700   6,670,367
Morgan Stanley
    7.300%, 05/13/19.............................       6,000   6,271,331
Nasdaq, Inc.
    5.550%, 01/15/20.............................       1,850   1,921,817
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.............................       1,500   1,493,354
NiSource, Inc.
    6.800%, 01/15/19.............................         307     315,412
Omnicom Group, Inc.
    4.450%, 08/15/20.............................       2,190   2,248,278
Oracle Corp.
#   2.250%, 10/08/19.............................      29,780  29,642,283
PACCAR Financial Corp.
    1.750%, 08/14/18.............................       1,900   1,896,647
Pfizer, Inc.
#   1.500%, 06/15/18.............................       1,000     999,348
#   2.100%, 05/15/19.............................      30,877  30,734,339
Philip Morris International, Inc.
    5.650%, 05/16/18.............................       2,751   2,754,606
#   1.875%, 01/15/19.............................       2,500   2,487,670
    2.000%, 02/21/20.............................       1,250   1,228,697
PNC Bank NA
    2.300%, 06/01/20.............................       2,400   2,362,680
    2.600%, 07/21/20.............................       3,600   3,561,940
Provident Cos., Inc.
    7.000%, 07/15/18.............................       3,298   3,327,436
QUALCOMM, Inc.
    1.400%, 05/18/18.............................       1,000     999,641
Regions Financial Corp.
    3.200%, 02/08/21.............................       4,400   4,380,216
Republic Services, Inc.
    5.500%, 09/15/19.............................       1,167   1,207,562
Reynolds American, Inc.
    2.300%, 06/12/18.............................       1,606   1,605,671

                                                       Face
                                                      Amount^     Value+
                                                  -   -------     ------
                                                       (000)
UNITED STATES -- (Continued)
Roper Technologies, Inc.
    2.050%, 10/01/18.............................       1,500 $    1,496,647
    3.000%, 12/15/20.............................       5,070      5,040,580
Ryder System, Inc.
    2.550%, 06/01/19.............................       1,500      1,493,091
Sempra Energy
    2.850%, 11/15/20.............................       6,000      5,928,745
Southern Co. (The)
#   2.450%, 09/01/18.............................       2,324      2,322,128
Southern Power Co.
    2.375%, 06/01/20.............................       1,645      1,616,924
Southwest Airlines Co.
    2.750%, 11/06/19.............................       5,480      5,452,969
State Street Corp.
#   2.550%, 08/18/20.............................       3,366      3,339,793
Stryker Corp.
#   2.000%, 03/08/19.............................       8,000      7,957,247
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................       7,735      7,716,443
Target Corp.
    2.300%, 06/26/19.............................         376        374,638
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................       1,000      1,040,090
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................       2,529      2,523,361
Time Warner, Inc.
#   4.875%, 03/15/20.............................       2,985      3,083,038
    4.700%, 01/15/21.............................       9,000      9,315,560
Total System Services, Inc.
    2.375%, 06/01/18.............................       5,500      5,498,312
UnitedHealth Group, Inc.
#   1.625%, 03/15/19.............................       3,000      2,974,611
US Bank NA
    2.125%, 10/28/19.............................       5,000      4,950,605
Verizon Communications, Inc.
#   2.625%, 02/21/20.............................       1,288      1,281,432
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................         470        468,355
Walt Disney Co. (The)
    1.500%, 09/17/18.............................         255        254,530
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................       1,021      1,011,247
                                                              --------------
TOTAL UNITED STATES..............................                638,717,783
                                                              --------------
TOTAL BONDS......................................              1,432,701,816
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (26.1%)
U.S. Treasury Notes
    0.750%, 02/15/19.............................     126,000    124,548,046
++  1.625%, 07/31/20.............................     304,000    297,920,000
    1.375%, 08/31/20.............................     103,000    100,247,969
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS..................                522,716,015
                                                              --------------
TOTAL INVESTMENT SECURITIES......................              1,955,417,831
                                                              --------------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Shares       Value+
                                                       ------       ------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund...............   4,015,285 $   46,456,849
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,025,097,732)............................              $2,001,874,680
                                                                ==============

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                     Unrealized
                                                                                      Foreign
                                                                                      Exchange
                                                                    Settlement      Appreciation
Currency Purchased  Currency Sold         Counterparty                 Date        (Depreciation)
------------------ --------------- ---------------------------- ------------------ --------------
USD    71,945,964  SEK 601,306,453 JP Morgan                         07/05/18        $2,935,694
USD    96,503,226  CAD 121,297,809 JP Morgan                         07/13/18         1,869,765
USD    42,506,320  AUD  55,246,248 JP Morgan                         07/20/18           900,126
USD   109,114,022  EUR  88,964,273 State Street Bank and Trust       07/26/18           978,183
                                                                                     ----------
                                                                Total Appreciation   $6,683,768
                                                                                     ==========

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                              Unrealized
                             Number of Expiration   Notional      Market     Appreciation
Description                  Contracts    Date       Value        Value     (Depreciation)
-----------                  --------- ---------- ------------ ------------ --------------
Long Position contracts:
Brent Crude Futures.........     81     05/31/18  $  5,326,963 $  6,049,890   $  722,927
Coffee 'c' Futures..........     39     07/19/18     1,738,720    1,795,950       57,230
Copper Futures..............     63     07/27/18     4,799,321    4,841,550       42,229
Corn Futures................    250     07/13/18     4,893,842    5,009,375      115,533
Cotton No.2 Futures.........     27     07/09/18     1,091,595    1,131,840       40,245
Gasoline Rbob Futures.......     35     06/29/18     2,881,641    3,126,396      244,755
Gold 100 Oz Futures.........     65     06/27/18     8,654,262    8,574,800      (79,462)
Kc Hrw Wheat Futures........     43     07/13/18     1,095,956    1,155,625       59,669
LME Nickel Futures..........     97     05/14/18     7,839,849    7,915,782       75,933
LME Nickel Futures..........     26     07/16/18     2,074,276    2,128,074       53,798
LME Prime Aluminium Futures.    217     05/14/18    11,873,539   12,279,487      405,948
LME Prime Aluminium Futures.     59     07/16/18     3,038,479    3,335,712      297,233
LME Zinc Futures............     97     05/14/18     8,450,636    7,587,219     (863,417)
LME Zinc Futures............     26     07/16/18     2,102,299    2,032,875      (69,424)
Lean Hogs Futures...........     52     06/14/18     1,616,053    1,512,160     (103,893)
Live Cattle Futures.........     65     06/29/18     2,898,404    2,758,600     (139,804)
Natural Gas Futures.........    209     06/27/18     5,941,710    5,852,000      (89,710)
Ny Harb Ulsd Futures........     31     06/29/18     2,570,299    2,790,577      220,278
Silver Futures..............     30     07/27/18     2,465,818    2,460,150       (5,668)
Soybean Futures.............     88     07/13/18     4,554,363    4,613,400       59,037
Soybean Meal Futures........     68     07/13/18     2,606,653    2,677,840       71,187
Soybean Oil Futures.........     97     07/13/18     1,854,032    1,782,084      (71,948)
Sugar #11 Futures...........    150     06/29/18     2,088,293    1,974,000     (114,293)
Wheat Futures (cbt).........    108     07/13/18     2,564,694    2,756,700      192,006
Wti Crude Futures...........     85     06/20/18     5,360,914    5,820,800      459,886
                                                  ------------ ------------   ----------
Total.......................                      $100,382,611 $101,962,886   $1,580,275
                                                  ------------ ------------   ----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                               Unrealized
                            Number of Expiration   Notional       Market      Appreciation
Description                 Contracts    Date       Value         Value      (Depreciation)
-----------                 --------- ---------- ------------  ------------  --------------
Short position contracts:
LME Nickel Futures.........    (97)    05/14/18  $ (7,819,125) $ (7,915,782)  $   (96,657)
LME Prime Aluminum Futures.   (217)    05/14/18   (11,241,223)  (12,279,487)   (1,038,264)
LME Zinc Futures...........    (97)    05/14/18    (8,232,008)   (7,587,219)      644,789
                                                 ------------  ------------   -----------
Total......................                      $(27,292,356) $(27,782,488)  $  (490,132)
                                                 ------------  ------------   -----------
Total futures contracts....                      $ 73,090,255  $ 74,180,398   $ 1,090,143
                                                 ============  ============   ===========

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                          Payments
                                                          received                  Upfront  Upfront               Unrealized
                                        Notional         (paid) by       Expiration Premiums Premiums   Market    Appreciation
Reference Entity    Counterparty         Amount           the Fund          Date      Paid   Received   Value    (Depreciation)
----------------  ------------------ --------------- ------------------- ---------- -------- -------- ---------- --------------
Citi Custom                                               3 Month
 CIVICS H                                             USD UST 13-Week
 Total Return                                        Bill High Discount
 Index (1)        CITIBANK, N.A.     USD 271,780,677  Rate plus 0.14%     06/29/18     --       --    $   86,867   $   86,867
Citi Commodities                                      3 Month USD UST
 Pre-Roll RS                                            13-Week Bill
 Total Return                                        High Discount Rate
 Index (2)        CITIBANK, N.A.     USD 224,629,339     plus 0.18%       06/29/18     --       --        36,779       36,779
Credit Suisse                                         3 Month USD UST
 Custom 57                                              13-Week Bill
 Total Return     Credit Suisse                      High Discount Rate
 Index (3)        International      USD 196,367,488     plus 0.14%       05/31/18     --       --        84,931       84,931
Credit Suisse                                         3 Month USD UST
 Custom 57R                                             13-Week Bill
 Total Return     Credit Suisse                      High Discount Rate
 Index (4)        International      USD 238,632,772     plus 0.19%       05/31/18     --       --        64,690       64,690
Deutsche Bank                                         3 Month USD UST
 Benchmark 2                                            13-Week Bill
 Flex Index       Deutsche Bank AG,                  High Discount Rate
 002 (5)          London Branch      USD 170,378,905     plus 0.14%       05/31/18     --       --        73,749       73,749
Deutsche Bank
 Bloomberg
 Roll Select                                          3 Month USD UST
 Commodity                                              13-Week Bill
 Pre-Roll         Deutsche Bank AG,                  High Discount Rate
 Index (6)        London Branch      USD  60,425,712     plus 0.17%       05/31/18     --       --        17,446       17,446
BofA Merrill
 Lynch
 Commodity                                            3 Month USD UST
 MLBXPPDM                                               13-Week Bill
 Total Return     Bank of America,                   High Discount Rate
 Index (7)        N.A.               USD 245,935,013     plus 0.14%       06/29/18     --       --        78,259       78,259
BofA Merrill
 Lynch                                                3 Month USD UST
 MLBXRSDM                                               13-Week Bill
 Total Return     Bank of America,                   High Discount Rate
 Index (8)        N.A.               USD 177,034,032     plus 0.18%       06/29/18     --       --        29,005       29,005
UBS UBSIB190                                          3 Month USD UST
 Custom                                                 13-Week Bill
 Strategy (9)                                        High Discount Rate
                  UBS AG             USD 273,639,724     plus 0.14%       07/29/18     --       --       510,804      510,804
UBS UBSIDRST                                          3 Month USD UST
 Custom                                                 13-Week Bill
 Strategy (10)                                       High Discount Rate
                  UBS AG             USD 108,605,668     plus 0.17%       07/29/18     --       --       189,360      189,360
                                                                                       --       --    ----------   ----------
     Total                                                                             --       --    $1,171,890   $1,171,890
                                                                                       ==       ==    ==========   ==========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (1) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      18,351,982
      CBOT Soybean Future......................    6.21%      16,878,622
      CBOT Soybean Meal Future.................    3.58%       9,737,401
      CBOT Soybean Oil Future..................    2.40%       6,535,676
      CBOT Wheat Future........................    3.73%      10,127,368
      CME Lean Hogs Future.....................    2.13%       5,782,761
      CME Live Cattle Future...................    3.65%       9,909,296
      COMEX Copper Future......................    6.57%      17,867,072
      COMEX Gold 100 Troy Ounces Future........   11.55%      31,394,555
      COMEX Silver Future......................    3.36%       9,138,426
      ICE Brent Crude Oil Future...............    8.07%      21,920,665
      KCBT Hard Red Winter Wheat Future........    1.55%       4,203,531
      LME Nickel Future........................    2.90%       7,890,652
      LME Primary Aluminum Future..............    4.47%      12,143,167
      LME Zinc Future..........................    2.78%       7,558,064
      NYBOT CSC C Coffee Future................    2.40%       6,530,259
      NYBOT CSC Number 11 World Sugar Future...    2.66%       7,225,659
      NYBOT CTN Number 2 Cotton Future.........    1.51%       4,096,670
      NYMEX Henry Hub Natural Gas Future.......    7.89%      21,434,936
      NYMEX Light Sweet Crude Oil Future.......    7.87%      21,401,679
      NYMEX NY Harbor ULSD Future..............    3.71%      10,081,529
      NYMEX Reformulated Gasoline Blend Future.    4.26%      11,570,707
                                                             -----------
      Total Notional Amount....................              271,780,677
                                                             ===========

   (2) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    7.08%     15,907,079
         CBOT Soybean Future...............    6.25%     14,043,282
         CBOT Soybean Meal Future..........    3.49%      7,849,954
         CBOT Soybean Oil Future...........    2.43%      5,457,304
         CBOT Wheat Future.................    3.76%      8,456,376
         CME Lean Hogs Future..............    1.83%      4,106,315
         CME Live Cattle Future............    3.68%      8,274,285
         COMEX Copper Future...............    6.74%     15,137,444
         COMEX Gold 100 Troy Ounces Future.   11.67%     26,214,526
         COMEX Silver Future...............    3.40%      7,630,607
         ICE Brent Crude Oil Future........    8.03%     18,040,191
         KCBT Hard Red Winter Wheat Future.    1.68%      3,779,327
         LME Nickel Future.................    2.95%      6,625,179
         LME Primary Aluminum Future.......    4.48%     10,070,077
         LME Zinc Future...................    2.80%      6,288,299

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      NYBOT CSC C Coffee Future................    2.43%       5,452,781
      NYBOT CSC Number 11 World Sugar Future...    2.69%       6,033,442
      NYBOT CTN Number 2 Cotton Future.........    1.43%       3,214,277
      NYMEX Henry Hub Natural Gas Future.......    7.94%      17,834,299
      NYMEX Light Sweet Crude Oil Future.......    7.60%      17,074,527
      NYMEX NY Harbor ULSD Future..............    3.75%       8,418,100
      NYMEX Reformulated Gasoline Blend Future.    3.88%       8,721,668
                                                             -----------
      Total Notional Amount....................              224,629,339
                                                             ===========

   (3) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      13,254,805
      CBOT Soybean Future......................    6.21%      12,194,421
      CBOT Soybean Meal Future.................    3.58%       7,029,956
      CBOT Soybean Oil Future..................    2.40%       4,712,820
      CBOT Wheat Future........................    3.73%       7,324,507
      CME Lean Hogs Future.....................    2.13%       4,182,628
      CME Live Cattle Future...................    3.65%       7,167,413
      COMEX Copper Future......................    6.57%      12,901,344
      COMEX Gold 100 Troy Ounces Future........   11.55%      22,680,445
      COMEX Silver Future......................    3.36%       6,597,948
      ICE Brent Crude Oil Future...............    8.07%      15,846,856
      KCBT Hard Red Winter Wheat Future........    1.55%       3,043,696
      LME Nickel Future........................    2.90%       5,694,657
      LME Primary Aluminum Future..............    4.47%       8,777,627
      LME Zinc Future..........................    2.78%       5,459,016
      NYBOT CSC C Coffee Future................    2.40%       4,712,820
      NYBOT CSC Number 11 World Sugar Future...    2.66%       5,223,375
      NYBOT CTN Number 2 Cotton Future.........    1.51%       2,965,149
      NYMEX Henry Hub Natural Gas Future.......    7.89%      15,493,395
      NYMEX Light Sweet Crude Oil Future.......    7.87%      15,454,121
      NYMEX NY Harbor ULSD Future..............    3.71%       7,285,234
      NYMEX Reformulated Gasoline Blend Future.    4.26%       8,365,255
                                                             -----------
      Total Notional Amount....................              196,367,488
                                                             ===========

   (4) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

              Futures Contract          % of Index Notional Amount
              ----------------          ---------- ---------------
              CBOT Corn Future.........    7.08%     16,895,200
              CBOT Soybean Future......    6.25%     14,914,548
              CBOT Soybean Meal Future.    3.49%      8,328,284

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Soybean Oil Future..................    2.43%       5,798,776
      CBOT Wheat Future........................    3.76%       8,972,592
      CME Lean Hogs Future.....................    1.83%       4,366,980
      CME Live Cattle Future...................    3.68%       8,781,686
      COMEX Copper Future......................    6.74%      16,083,849
      COMEX Gold 100 Troy Ounces Future........   11.68%      27,872,308
      COMEX Silver Future......................    3.40%       8,113,514
      ICE Brent Crude Oil Future...............    8.03%      19,162,212
      KCBT Hard Red Winter Wheat Future........    1.68%       4,009,030
      LME Nickel Future........................    2.95%       7,039,667
      LME Primary Aluminum Future..............    4.48%      10,690,748
      LME Zinc Future..........................    2.80%       6,681,718
      NYBOT CSC C Coffee Future................    2.43%       5,798,776
      NYBOT CSC Number 11 World Sugar Future...    2.69%       6,419,222
      NYBOT CTN Number 2 Cotton Future.........    1.43%       3,412,449
      NYMEX Henry Hub Natural Gas Future.......    7.94%      18,947,442
      NYMEX Light Sweet Crude Oil Future.......    7.60%      18,136,091
      NYMEX NY Harbor ULSD Future..............    3.75%       8,948,729
      NYMEX Reformulated Gasoline Blend Future.    3.88%       9,258,951
                                                             -----------
      Total Notional Amount....................              238,632,772
                                                             ===========

   (5) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.73%      11,463,361
      CBOT Soybean Future......................    6.27%      10,680,940
      CBOT Soybean Meal Future.................    3.60%       6,140,000
      CBOT Soybean Oil Future..................    2.42%       4,120,236
      CBOT Wheat Future........................    3.65%       6,212,126
      CME Lean Hogs Future.....................    2.14%       3,649,288
      CME Live Cattle Future...................    3.70%       6,311,030
      COMEX Copper Future......................    6.58%      11,207,051
      COMEX Gold 100 Troy Ounces Future........   11.61%      19,786,456
      COMEX Silver Future......................    3.39%       5,774,047
      ICE Brent Crude Oil Future...............    7.98%      13,601,429
      KCBT Hard Red Winter Wheat Future........    1.53%       2,606,126
      LME Nickel Future........................    2.96%       5,043,296
      LME Primary Aluminum Future..............    4.41%       7,514,927
      LME Zinc Future..........................    2.78%       4,739,367
      NYBOT CSC C Coffee Future................    2.40%       4,088,723
      NYBOT CSC Number 11 World Sugar Future...    2.61%       4,450,064
      NYBOT CTN Number 2 Cotton Future.........    1.52%       2,593,953
      NYMEX Henry Hub Natural Gas Future.......    7.93%      13,517,588
      NYMEX Light Sweet Crude Oil Future.......    7.83%      13,345,642
      NYMEX NY Harbor ULSD Future..............    3.69%       6,284,413
      NYMEX Reformulated Gasoline Blend Future.    4.25%       7,248,842
                                                             -----------
      Total Notional Amount....................              170,378,905
                                                             ===========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (6) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    7.07%      4,274,993
      CBOT Soybean Future......................    6.28%      3,795,917
      CBOT Soybean Meal Future.................    3.50%      2,117,293
      CBOT Soybean Oil Future..................    2.44%      1,477,234
      CBOT Wheat Future........................    3.69%      2,227,242
      CME Lean Hogs Future.....................    1.83%      1,106,698
      CME Live Cattle Future...................    3.74%      2,262,703
      COMEX Copper Future......................    6.75%      4,078,950
      COMEX Gold 100 Troy Ounces Future........   11.74%      7,094,066
      COMEX Silver Future......................    3.43%      2,070,177
      ICE Brent Crude Oil Future...............    7.95%      4,806,779
      KCBT Hard Red Winter Wheat Future........    1.67%      1,007,473
      LME Nickel Future........................    3.01%      1,817,690
      LME Primary Aluminum Future..............    4.42%      2,670,151
      LME Zinc Future..........................    2.80%      1,691,456
      NYBOT CSC C Coffee Future................    2.43%      1,465,936
      NYBOT CSC Number 11 World Sugar Future...    2.64%      1,595,488
      NYBOT CTN Number 2 Cotton Future.........    1.44%        872,348
      NYMEX Henry Hub Natural Gas Future.......    8.00%      4,836,136
      NYMEX Light Sweet Crude Oil Future.......    7.56%      4,567,339
      NYMEX NY Harbor ULSD Future..............    3.73%      2,253,160
      NYMEX Reformulated Gasoline Blend Future.    3.87%      2,336,483
                                                             ----------
      Total Notional Amount....................              60,425,712
                                                             ==========

   (7) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    6.75%     16,606,754
         CBOT Soybean Future...............    6.21%     15,273,507
         CBOT Soybean Meal Future..........    3.58%      8,811,398
         CBOT Soybean Oil Future...........    2.40%      5,914,149
         CBOT Wheat Future.................    3.73%      9,164,281
         CME Lean Hogs Future..............    2.13%      5,232,835
         CME Live Cattle Future............    3.65%      8,966,947
         COMEX Copper Future...............    6.57%     16,167,958
         COMEX Gold 100 Troy Ounces Future.   11.55%     28,409,011
         COMEX Silver Future...............    3.36%      8,269,385
         ICE Brent Crude Oil Future........    8.07%     19,836,064
         KCBT Hard Red Winter Wheat Future.    1.55%      3,803,786
         LME Nickel Future.................    2.90%      7,140,271

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      LME Primary Aluminum Future..............    4.47%      10,988,382
      LME Zinc Future..........................    2.78%       6,839,311
      NYBOT CSC C Coffee Future................    2.40%       5,909,248
      NYBOT CSC Number 11 World Sugar Future...    2.66%       6,538,517
      NYBOT CTN Number 2 Cotton Future.........    1.51%       3,707,087
      NYMEX Henry Hub Natural Gas Future.......    7.89%      19,396,527
      NYMEX Light Sweet Crude Oil Future.......    7.87%      19,366,432
      NYMEX NY Harbor ULSD Future..............    3.71%       9,122,801
      NYMEX Reformulated Gasoline Blend Future.    4.26%      10,470,362
                                                             -----------
      Total Notional Amount....................              245,935,013
                                                             ===========

(8) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    7.08%      12,536,628
      CBOT Soybean Future......................    6.25%      11,067,738
      CBOT Soybean Meal Future.................    3.49%       6,186,676
      CBOT Soybean Oil Future..................    2.43%       4,300,990
      CBOT Wheat Future........................    3.76%       6,664,607
      CME Lean Hogs Future.....................    1.83%       3,236,253
      CME Live Cattle Future...................    3.68%       6,521,098
      COMEX Copper Future......................    6.74%      11,930,066
      COMEX Gold 100 Troy Ounces Future........   11.67%      20,660,094
      COMEX Silver Future......................    3.40%       6,013,806
      ICE Brent Crude Oil Future...............    8.03%      14,217,768
      KCBT Hard Red Winter Wheat Future........    1.68%       2,978,549
      LME Nickel Future........................    2.95%       5,221,411
      LME Primary Aluminum Future..............    4.48%       7,936,391
      LME Zinc Future..........................    2.80%       4,955,911
      NYBOT CSC C Coffee Future................    2.43%       4,297,425
      NYBOT CSC Number 11 World Sugar Future...    2.69%       4,755,054
      NYBOT CTN Number 2 Cotton Future.........    1.43%       2,533,224
      NYMEX Henry Hub Natural Gas Future.......    7.94%      14,055,501
      NYMEX Light Sweet Crude Oil Future.......    7.60%      13,456,712
      NYMEX NY Harbor ULSD Future..............    3.75%       6,634,442
      NYMEX Reformulated Gasoline Blend Future.    3.88%       6,873,688
                                                             -----------
      Total Notional Amount....................              177,034,032
                                                             ===========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (9) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      18,470,681
      CBOT Soybean Future......................    6.21%      16,993,027
      CBOT Soybean Meal Future.................    3.58%       9,796,302
      CBOT Soybean Oil Future..................    2.40%       6,567,353
      CBOT Wheat Future........................    3.73%      10,206,762
      CME Lean Hogs Future.....................    2.13%       5,828,526
      CME Live Cattle Future...................    3.65%       9,987,850
      COMEX Copper Future......................    6.57%      17,978,130
      COMEX Gold 100 Troy Ounces Future........   11.55%      31,605,388
      COMEX Silver Future......................    3.36%       9,194,295
      ICE Brent Crude Oil Future...............    8.07%      22,082,726
      KCBT Hard Red Winter Wheat Future........    1.55%       4,241,416
      LME Nickel Future........................    2.90%       7,935,552
      LME Primary Aluminum Future..............    4.47%      12,231,696
      LME Zinc Future..........................    2.78%       7,607,184
      NYBOT CSC C Coffee Future................    2.40%       6,567,353
      NYBOT CSC Number 11 World Sugar Future...    2.66%       7,278,817
      NYBOT CTN Number 2 Cotton Future.........    1.51%       4,131,960
      NYMEX Henry Hub Natural Gas Future.......    7.89%      21,590,174
      NYMEX Light Sweet Crude Oil Future.......    7.87%      21,535,446
      NYMEX NY Harbor ULSD Future..............    3.71%      10,152,034
      NYMEX Reformulated Gasoline Blend Future.    4.26%      11,657,052
                                                             -----------
      Total Notional Amount....................              273,639,724
                                                             ===========

   (10) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    7.08%      7,689,281
         CBOT Soybean Future...............    6.25%      6,787,854
         CBOT Soybean Meal Future..........    3.49%      3,790,338
         CBOT Soybean Oil Future...........    2.43%      2,639,118
         CBOT Wheat Future.................    3.76%      4,083,573
         CME Lean Hogs Future..............    1.83%      1,987,484
         CME Live Cattle Future............    3.68%      3,996,689
         COMEX Copper Future...............    6.74%      7,320,022
         COMEX Gold 100 Troy Ounces Future.   11.68%     12,685,141
         COMEX Silver Future...............    3.40%      3,692,593
         ICE Brent Crude Oil Future........    8.03%      8,721,035
         KCBT Hard Red Winter Wheat Future.    1.68%      1,824,575
         LME Nickel Future.................    2.95%      3,203,867
         LME Primary Aluminum Future.......    4.48%      4,865,534

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      LME Zinc Future..........................    2.80%       3,040,959
      NYBOT CSC C Coffee Future................    2.43%       2,639,118
      NYBOT CSC Number 11 World Sugar Future...    2.69%       2,921,492
      NYBOT CTN Number 2 Cotton Future.........    1.43%       1,553,061
      NYMEX Henry Hub Natural Gas Future.......    7.94%       8,623,290
      NYMEX Light Sweet Crude Oil Future.......    7.60%       8,254,031
      NYMEX NY Harbor ULSD Future..............    3.75%       4,072,713
      NYMEX Reformulated Gasoline Blend Future.    3.88%       4,213,900
                                                             -----------
      Total Notional Amount....................              108,605,668
                                                             ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              Investments in Securities (Market Value)
                                          ------------------------------------------------
                                           Level 1      Level 2     Level 3     Total
                                          ---------- -------------- ------- --------------
Bonds
  Australia..............................         -- $  110,893,533   --    $  110,893,533
  Austria................................         --      1,462,527   --         1,462,527
  Belgium................................         --      9,883,499   --         9,883,499
  Canada.................................         --    175,556,296   --       175,556,296
  Finland................................         --      6,079,815   --         6,079,815
  France.................................         --     45,038,521   --        45,038,521
  Germany................................         --     65,831,580   --        65,831,580
  Ireland................................         --      9,686,873   --         9,686,873
  Italy..................................         --      2,584,520   --         2,584,520
  Japan..................................         --     44,536,460   --        44,536,460
  Netherlands............................         --     70,601,879   --        70,601,879
  Norway.................................         --     15,505,745   --        15,505,745
  Spain..................................         --     28,421,711   --        28,421,711
  Supranational Organization Obligations.         --     51,026,302   --        51,026,302
  Sweden.................................         --    113,155,651   --       113,155,651
  Switzerland............................         --     17,195,380   --        17,195,380
  United Kingdom.........................         --     26,523,741   --        26,523,741
  United States..........................         --    638,717,783   --       638,717,783
U.S. Treasury Obligations................         --    522,716,015   --       522,716,015
Securities Lending Collateral............         --     46,456,849   --        46,456,849
Swap Agreements**........................         --      1,171,890   --         1,171,890
Futures Contracts**...................... $1,090,143             --   --         1,090,143
Forward Currency Contracts**.............         --      6,683,768   --         6,683,768
                                          ---------- --------------   --    --------------
TOTAL.................................... $1,090,143 $2,009,730,338   --    $2,010,820,481
                                          ========== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $45,404 of securities on loan)................................ $    1,955,418
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $46,455).         46,457
Segregated Cash for Swaps Contracts...........................................................         27,366
Foreign Currencies at Value...................................................................              2
Cash..........................................................................................         83,531
Receivables:
  Interest....................................................................................         12,111
  Securities Lending Income...................................................................              8
  Fund Shares Sold............................................................................          2,643
Unrealized Gain on Swap Contracts.............................................................          1,172
Unrealized Gain on Forward Currency Contracts.................................................          6,684
Prepaid Expenses and Other Assets.............................................................             33
                                                                                               --------------
     Total Assets.............................................................................      2,135,425
                                                                                               --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................         46,486
  Investment Securities Purchased.............................................................         13,663
  Fund Shares Redeemed........................................................................          1,205
  Due to Advisor..............................................................................            499
  Futures Margin Variation....................................................................            428
  Segregated Cash for Swap Contracts..........................................................         21,504
Accrued Expenses and Other Liabilities........................................................            114
                                                                                               --------------
    Total Liabilities.........................................................................         83,899
                                                                                               --------------
NET ASSETS.................................................................................... $    2,051,526
                                                                                               ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).......................................................    336,570,731
                                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................... $         6.10
                                                                                               ==============
Investments at Cost........................................................................... $    1,978,643
                                                                                               ==============
Foreign Currencies at Cost.................................................................... $            2
                                                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................... $    1,979,456
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)........             46
Accumulated Net Realized Gain (Loss)..........................................................         86,375
Net Unrealized Foreign Exchange Gain (Loss)...................................................          6,617
Net Unrealized Appreciation (Depreciation)....................................................        (20,968)
                                                                                               --------------
NET ASSETS.................................................................................... $    2,051,526
                                                                                               ==============
(1) NUMBER OF SHARES AUTHORIZED...............................................................  1,800,000,000
                                                                                               ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO#

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $ 15,028
  Income from Securities Lending....................................................................       32
                                                                                                     --------
     Total Investment Income........................................................................   15,060
                                                                                                     --------
Expenses
  Investment Management Fees........................................................................    3,357
  Accounting & Transfer Agent Fees..................................................................       56
  Custodian Fees....................................................................................       26
  Filing Fees.......................................................................................       42
  Shareholders' Reports.............................................................................       34
  Directors'/Trustees' Fees & Expenses..............................................................        7
  Professional Fees.................................................................................       15
  Other.............................................................................................       20
                                                                                                     --------
     Total Expenses.................................................................................    3,557
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (606)
  Fees Paid Indirectly (Note D).....................................................................       (4)
                                                                                                     --------
  Net Expenses......................................................................................    2,947
                                                                                                     --------
  Net Investment Income (Loss)......................................................................   12,113
                                                                                                     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................................   (3,773)
    Affiliated Investment Companies Shares Sold.....................................................       (9)
    Futures.........................................................................................    5,574
    Swap Contracts..................................................................................   85,411
    Foreign Currency Transactions...................................................................      (11)
    Forward Currency Contracts......................................................................      942
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................  (16,500)
    Affiliated Investment Companies Shares..........................................................        4
    Futures.........................................................................................   (1,957)
    Swap Contracts..................................................................................   (3,317)
    Translation of Foreign Currency Denominated Amounts.............................................      (42)
    Forward Currency Contracts......................................................................    3,680
                                                                                                     --------
  Net Realized and Unrealized Gain (Loss)...........................................................   70,002
                                                                                                     --------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $ 82,115
                                                                                                     ========

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Commodity Strategy
                                                                                               Portfolio
                                                                                        ----------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2018        2017
                                                                                        ----------- ----------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $   12,113  $   19,526
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................     (3,773)     (2,466)
    Affiliated Investment Companies Shares Sold........................................         (9)        (22)
    Futures............................................................................      5,574      (4,294)
    Swap Contracts.....................................................................     85,411      11,651
    Foreign Currency Transactions......................................................        (11)        (42)
    Forward Currency Contracts.........................................................        942          49
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    (16,500)     (8,171)
    Affiliated Investment Companies Shares Sold........................................          4          (4)
    Futures............................................................................     (1,957)      4,164
    Swap Contracts.....................................................................     (3,317)     26,047
    Translation of Foreign Currency Denominated Amounts................................        (42)        (30)
    Forward Currency Contracts.........................................................      3,680       3,005
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     82,115      49,413
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................    (42,351)    (22,518)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................         --        (875)
  Net Long-Term Gains:
                                                                                        ----------  ----------
    Total Distributions................................................................    (42,351)    (23,393)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    501,160     723,399
  Shares Issued in Lieu of Cash Distributions..........................................     38,383      22,385
  Shares Redeemed......................................................................   (256,102)   (641,580)
                                                                                        ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions............................    283,441     104,204
                                                                                        ----------  ----------
    Total Increase (Decrease) in Net Assets............................................    323,205     130,224
Net Assets
  Beginning of Period..................................................................  1,728,321   1,598,097
                                                                                        ----------  ----------
  End of Period........................................................................ $2,051,526  $1,728,321
                                                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     83,760     123,067
  Shares Issued in Lieu of Cash Distributions..........................................      6,746       3,816
  Shares Redeemed......................................................................    (43,040)   (109,656)
                                                                                        ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed............................     47,466      17,227
                                                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $       46  $   30,284

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               DFA Commodity Strategy Portfolio
                                         --------------------------------------------------------------------------
                                          Six Months       Year         Year         Year         Year        Year
                                             Ended        Ended        Ended        Ended        Ended       Ended
                                           April 30,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                             2018          2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $     5.98     $     5.88  $     5.93   $     8.00   $     8.30   $   9.40
                                         ----------     ----------  ----------   ----------   ----------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.04           0.07        0.05         0.05         0.06       0.06
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.23           0.11       (0.07)       (2.05)       (0.31)     (1.10)
                                         ----------     ----------  ----------   ----------   ----------   --------
   Total from Investment Operations.....       0.27           0.18       (0.02)       (2.00)       (0.25)     (1.04)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.15)         (0.08)      (0.03)       (0.06)       (0.04)     (0.04)
 Net Realized Gains.....................         --             --          --        (0.01)       (0.01)     (0.02)
                                         ----------     ----------  ----------   ----------   ----------   --------
   Total Distributions..................      (0.15)         (0.08)      (0.03)       (0.07)       (0.05)     (0.06)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     6.10     $     5.98  $     5.88   $     5.93   $     8.00   $   8.30
=======================================  ===========    ==========  ==========   ==========   ==========   ========
Total Return............................       4.67%(D)       3.15%      (0.26)%     (25.16)%      (3.08)%   (11.15)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,051,526     $1,728,321  $1,598,097   $1,207,071   $1,194,191   $786,314
Ratio of Expenses to Average Net Assets.       0.32%(E)       0.33%       0.33%        0.34%        0.33%      0.34%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))......................       0.39%(E)       0.39%       0.40%        0.40%        0.39%      0.40%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.32%(E)       1.17%       0.95%        0.77%        0.65%      0.66%
Portfolio Turnover Rate.................         41%(D)        102%        159%         124%         104%        64%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.

   Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2018, the Portfolio held a $427,583,917 investment in the Subsidiary, representing 20.84% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2018, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. At April 30, 2018, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2018, approximately $606 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $27

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Portfolio's transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $504,671  $531,203 $550,734  $193,565

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                           Net Realized
                                                           Gain/(Loss)                                         Dividend
                                                           on Sales of    Change in                           Income from
                                                            Affiliated   Unrealized                           Affiliated
                           Balance at Purchases  Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost  from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- --------- ---------- ------------ ------------- ---------- ------------ -----------
DFA Commodity Strategy
 Portfolio
DFA Short Term Investment
 Fund.....................  $42,409   $137,244   $133,191      $(9)          $4        $46,457      4,015        $277
                            -------   --------   --------      ---           --        -------      -----        ----
Total.....................  $42,409   $137,244   $133,191      $(9)          $4        $46,457      4,015        $277
                            =======   ========   ========      ===           ==        =======      =====        ====

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
DFA Commodity Strategy
 Portfolio
DFA Short Term Investment
 Fund.....................      --
                                --
Total.....................      --
                                ==

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.     $5,774           $644         $(6,418)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
     DFA Commodity Strategy Portfolio
     2016.............................    $ 7,540         $154      $ 7,694
     2017.............................     23,393           --       23,393

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      Net Investment
                                        Income and
                                        Short-Term     Long-Term
                                      Capital Gains  Capital Gains  Total
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(5,774)         --       $(5,774)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.    $39,616          --          $(1,758)      $(5,453)       $32,405

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after

October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 Unlimited Total
                                                 --------- ------
               DFA Commodity Strategy Portfolio.  $1,758   $1,758

   During the year ended October 31, 2017, the Portfolio did not utilize capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                  Federal Tax  Unrealized   Unrealized   Appreciation
                                     Cost     Appreciation Depreciation (Depreciation)
                                  ----------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $2,034,333     $4,602      $(28,115)     $(23,513)

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                            Forward
                                           Currency            Swap
                                           Contracts Futures Contracts
                                           --------- ------- ---------
         DFA Commodity Strategy Portfolio.  270,425  104,129 1,768,710

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2018:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Forward Currency          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Commodity Futures         Receivables: Futures       Payables: Futures Margin
   Contracts                 Margin Variation           Variation

 Commodity Swap Contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                             Asset Derivatives Value
                                  ---------------------------------------------
                                   Total Value    Forward  Commodity
                                        at       Currency   Futures     Swap
                                  April 30, 2018 Contracts Contracts* Contracts
                                  -------------- --------- ---------- ---------
DFA Commodity Strategy Portfolio.    $11,619      $6,684     $3,763    $1,172


                                  Liability Derivatives Value
                                  ---------------------------
                                   Total Value      Forward   Commodity
                                        at         Currency    Futures     Swap
                                  April 30, 2018   Contracts  Contracts* Contracts
                                  --------------   ---------  ---------- ---------
DFA Commodity Strategy Portfolio.    $(2,673)         --       $(2,673)     --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2018:

Derivative Type              Location of Gain (Loss) on Derivatives
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of:
                               Futures
Forward Currency Contracts   Net Realized Gain (Loss) on: Forward Currency Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Forward Currency Contracts
Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                      Realized Gain (Loss) on
                                         Derivatives
                                      -----------------------
                                                       Forward    Commodity
                                                      Currency     Futures    Swap
                                       Total          Contracts   Contracts Contracts
                                       -------        ---------   --------- ---------
    DFA Commodity Strategy Portfolio. $91,927          $  942      $ 5,574   $85,411

                                      Change in Unrealized
                                      Appreciation (Depreciation)
                                        on Derivatives
                                      -----------------------
                                                       Forward    Commodity
                                                      Currency     Futures    Swap
                                       Total          Contracts   Contracts Contracts
                                       -------        ---------   --------- ---------
    DFA Commodity Strategy Portfolio. $(1,594)         $3,680      $(1,957)  $(3,317)

Offsetting of Derivative Assets and Derivative Liabilities

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2018 (Amounts in thousands):

                                         Net                                                   Net
                                       Amounts                                               Amounts
                                         of        Gross Amounts Not                           of        Gross Amounts Not
                                       Assets        Offset in the                         Liabilities     Offset in the
                                      Presented   Statements of Assets                      Presented   Statements of Assets
                            Gross      in the       and Liabilities               Gross      in the       and Liabilities
                          Amounts of Statements  ----------------------        Amounts of  Statements  ----------------------
                          Recognized  of Assets   Financial     Cash     Net   Recognized   of Assets   Financial     Cash
                            Assets       and     Instruments Collateral Amount Liabilities     and     Instruments Collateral
Description                  (a)     Liabilities     (b)      Received   (c)       (a)     Liabilities     (d)      Pledged
-----------               ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ----------
                                                 Assets                                             Liabilities
                          ---------------------------------------------------- ----------------------------------------------
DFA Commodity
 Strategy Portfolio
  JP Morgan..............   $5,706     $5,706        --          --     $5,706     --          --          --          --
  State Street Bank
   and Trust.............      978        978        --          --        978     --          --          --          --
  Citibank, N.A..........      124        124        --          --        124     --          --          --          --
  Credit Suisse..........      150        150        --          --        150     --          --          --          --
  Deutsche Bank AG,
   London Branch.........       91         91        --          --         91     --          --          --          --
  Merrill Lynch Capital
   Services, Inc.........      107        107        --          --        107     --          --          --          --
  UBS AG.................      700        700        --          --        700     --          --          --          --
                            ------     ------        --          --     ------     --          --          --          --
                            $7,856     $7,856        --          --     $7,856     --          --          --          --
                            ======     ======        ==          ==     ======     ==          ==          ==          ==







                           Net
                          Amount
Description                (e)
-----------               ------

                          -------
DFA Commodity
 Strategy Portfolio
  JP Morgan..............   --
  State Street Bank
   and Trust.............   --
  Citibank, N.A..........   --
  Credit Suisse..........   --
  Deutsche Bank AG,
   London Branch.........   --
  Merrill Lynch Capital
   Services, Inc.........   --
  UBS AG.................   --
                            --
                            --
                            ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Securities Lending:

   As of April 30, 2018, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                      Remaining Contractual Maturity of the Agreements
                                                    As of April 30, 2018
                                  --------------------------------------------------------
                                  Overnight and            Between
                                   Continuous   <30 days 30 & 90 days >90 days    Total
                                  ------------- -------- ------------ -------- -----------
Securities Lending Transactions
DFA Commodity Strategy Portfolio
Bonds, U.S. Treasury Obligations.  $46,456,849     --         --         --    $46,456,849

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. Other:

   At April 30, 2018, 4 shareholders held 66% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2018
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/17  04/30/18    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,047.90    0.68%    $3.45
   Institutional Class Shares......... $1,000.00 $1,049.40    0.43%    $2.18
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%    $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/17  04/30/18    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,037.50    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

           U.S. Large Company Portfolio
Consumer Discretionary.......................  12.9%
Consumer Staples.............................   7.0%
Energy.......................................   6.2%
Financials...................................  14.7%
Health Care..................................  14.1%
Industrials..................................   9.9%
Information Technology.......................  24.8%
Materials....................................   2.9%
Real Estate..................................   2.7%
Telecommunication Services...................   1.9%
Utilities....................................   2.9%
                                              -----
                                              100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $10,432,935,162
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $10,432,935,162
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (97.8%)
Consumer Discretionary -- (12.7%)
*   Amazon.com, Inc...................   146,080 $  228,780,270            2.8%
*   Booking Holdings, Inc.............    17,740     38,637,720            0.5%
    Comcast Corp. Class A............. 1,685,108     52,895,540            0.6%
    Home Depot, Inc. (The)............   424,543     78,455,546            1.0%
    McDonald's Corp...................   289,822     48,527,796            0.6%
*   Netflix, Inc......................   157,765     49,295,252            0.6%
    Walt Disney Co. (The).............   546,671     54,847,501            0.7%
    Other Securities..................              511,126,518            6.1%
                                                 --------------           -----
Total Consumer Discretionary..........            1,062,566,143           12.9%
                                                 --------------           -----
Consumer Staples -- (6.8%)
    Altria Group, Inc.................   690,921     38,767,577            0.5%
    Coca-Cola Co. (The)............... 1,395,809     60,312,907            0.7%
    PepsiCo, Inc......................   517,030     52,189,008            0.6%
    Philip Morris International, Inc..   564,656     46,301,792            0.6%
    Procter & Gamble Co. (The)........   916,528     66,301,635            0.8%
    Walmart, Inc......................   527,727     46,682,730            0.6%
    Other Securities..................              261,079,554            3.1%
                                                 --------------           -----
Total Consumer Staples................              571,635,203            6.9%
                                                 --------------           -----
Energy -- (6.1%)
    Chevron Corp......................   694,485     86,887,018            1.1%
    Exxon Mobil Corp.................. 1,540,486    119,772,786            1.4%
    Other Securities..................              305,599,435            3.7%
                                                 --------------           -----
Total Energy..........................              512,259,239            6.2%
                                                 --------------           -----
Financials -- (14.4%)
    Bank of America Corp.............. 3,478,216    104,068,223            1.3%
*   Berkshire Hathaway, Inc. Class B..   699,705    135,553,850            1.6%
    Citigroup, Inc....................   934,365     63,789,099            0.8%
    JPMorgan Chase & Co............... 1,247,711    135,726,003            1.6%
    Wells Fargo & Co.................. 1,596,006     82,928,472            1.0%
    Other Securities..................              681,447,893            8.3%
                                                 --------------           -----
Total Financials......................            1,203,513,540           14.6%
                                                 --------------           -----
Health Care -- (13.8%)
    Abbott Laboratories...............   632,965     36,794,255            0.4%
    AbbVie, Inc.......................   579,544     55,954,973            0.7%
    Amgen, Inc........................   243,024     42,402,828            0.5%
    Johnson & Johnson.................   975,387    123,376,702            1.5%
    Medtronic P.L.C...................   492,714     39,481,173            0.5%
    Merck & Co., Inc..................   980,218     57,705,434            0.7%
    Pfizer, Inc....................... 2,164,204     79,231,508            1.0%
    UnitedHealth Group, Inc...........   351,800     83,165,520            1.0%
    Other Securities..................              641,326,928            7.8%
                                                 --------------           -----
Total Health Care.....................            1,159,439,321           14.1%
                                                 --------------           -----
Industrials -- (9.7%)
    3M Co.............................   216,498     42,085,046            0.5%
    Boeing Co. (The)..................   201,112     67,082,919            0.8%
    General Electric Co............... 3,156,608     44,413,475            0.5%
    Honeywell International, Inc......   273,395     39,554,789            0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                       Shares       Value+     of Net Assets**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................    286,206 $   38,245,708            0.5%
      Other Securities..............................................               580,000,115            7.1%
                                                                                --------------          ------
Total Industrials...................................................               811,382,052            9.9%
                                                                                --------------          ------
Information Technology -- (24.2%)
*     Adobe Systems, Inc............................................    178,752     39,611,443            0.5%
*     Alphabet, Inc. Class A........................................    108,519    110,535,283            1.3%
*     Alphabet, Inc. Class C........................................    110,654    112,571,634            1.4%
      Apple, Inc....................................................  1,844,691    304,853,635            3.7%
      Cisco Systems, Inc............................................  1,751,440     77,571,278            0.9%
*     Facebook, Inc. Class A........................................    871,053    149,821,116            1.8%
      Intel Corp....................................................  1,701,445     87,828,591            1.1%
      International Business Machines Corp..........................    311,454     45,148,372            0.6%
      Mastercard, Inc. Class A......................................    335,617     59,830,443            0.7%
      Microsoft Corp................................................  2,799,311    261,791,565            3.2%
      NVIDIA Corp...................................................    219,952     49,467,205            0.6%
      Oracle Corp...................................................  1,098,635     50,174,660            0.6%
      Texas Instruments, Inc........................................    357,663     36,277,758            0.4%
#     Visa, Inc. Class A............................................    655,356     83,151,569            1.0%
      Other Securities..............................................               563,776,035            6.9%
                                                                                --------------          ------
Total Information Technology........................................             2,032,410,587           24.7%
                                                                                --------------          ------
Materials -- (2.8%)
      DowDuPont, Inc................................................    850,719     53,799,470            0.7%
      Other Securities..............................................               180,124,095            2.1%
                                                                                --------------          ------
Total Materials.....................................................               233,923,565            2.8%
                                                                                --------------          ------
Real Estate -- (2.7%)
      Other Securities..............................................               225,491,475            2.7%
                                                                                --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................  2,232,238     72,994,183            0.9%
      Verizon Communications, Inc...................................  1,500,749     74,061,963            0.9%
      Other Securities..............................................                 6,617,453            0.1%
                                                                                --------------          ------
Total Telecommunication Services....................................               153,673,599            1.9%
                                                                                --------------          ------
Utilities -- (2.8%)
      Other Securities..............................................               238,680,024            2.9%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             8,204,974,748           99.6%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             8,204,974,748
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 27,525,395     27,525,395            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund................................ 13,351,146    154,472,760            1.9%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,790,445,865)...........................................              $8,386,972,903          101.8%
                                                                                ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                        Unrealized
                         Number of Expiration  Notional     Market     Appreciation
Description              Contracts    Date      Value       Value     (Depreciation)
-----------              --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index..    261     06/15/18  $34,859,996 $34,543,350   $(316,646)
                                              ----------- -----------   ----------
Total futures contracts.                      $34,859,996 $34,543,350   $(316,646)
                                              =========== ===========   ==========

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,062,566,143            --   --    $1,062,566,143
  Consumer Staples............    571,635,203            --   --       571,635,203
  Energy......................    512,259,239            --   --       512,259,239
  Financials..................  1,203,513,540            --   --     1,203,513,540
  Health Care.................  1,159,439,321            --   --     1,159,439,321
  Industrials.................    811,382,052            --   --       811,382,052
  Information Technology......  2,032,410,587            --   --     2,032,410,587
  Materials...................    233,923,565            --   --       233,923,565
  Real Estate.................    225,491,475            --   --       225,491,475
  Telecommunication Services..    153,673,599            --   --       153,673,599
  Utilities...................    238,680,024            --   --       238,680,024
Temporary Cash Investments....     27,525,395            --   --        27,525,395
Securities Lending Collateral.             --  $154,472,760   --       154,472,760
Futures Contracts**...........       (316,646)           --   --          (316,646)
                               --------------  ------------   --    --------------
TOTAL......................... $8,232,183,497  $154,472,760   --    $8,386,656,257
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                                U.S. Large
                                                                                             DFA International    Company
                                                                                              Value Portfolio   Portfolio *
                                                                                             ----------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value.......................................  $   10,432,935             --
Investments at Value (including $0 and $368,928 of securities on loan, respectively)........              --   $  8,204,975
Temporary Cash Investments at Value & Cost..................................................              --         27,525
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
 $154,469)..................................................................................              --        154,473
Segregated Cash for Futures Contracts.......................................................              --          1,514
Receivables:
  Dividends, Interest and Tax Reclaims......................................................              --          7,114
  Securities Lending Income.................................................................              --             55
  Fund Shares Sold..........................................................................           5,380          5,550
Prepaid Expenses and Other Assets...........................................................              81             90
                                                                                              --------------   ------------
     Total Assets...........................................................................      10,438,396      8,401,296
                                                                                              --------------   ------------
LIABILITIES:
Payables:
  Due to Custodian..........................................................................              --             23
  Upon Return of Securities Loaned..........................................................              --        154,469
  Fund Shares Redeemed......................................................................           4,251          3,449
  Due to Advisor............................................................................           1,702            398
  Futures Margin Variation..................................................................              --            320
Accrued Expenses and Other Liabilities......................................................             426            762
                                                                                              --------------   ------------
     Total Liabilities......................................................................           6,379        159,421
                                                                                              --------------   ------------
NET ASSETS..................................................................................  $   10,432,017   $  8,241,875
                                                                                              ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $3,578 and $0 and shares outstanding of
 173,174 and 0, respectively................................................................  $        20.66            N/A
                                                                                              ==============   ============
NUMBER OF SHARES AUTHORIZED.................................................................     100,000,000            N/A
                                                                                              ==============   ============
Institutional Class Shares -- based on net assets of $10,428,439 and $8,241,875 and
 shares outstanding of 503,298,410 and 400,639,495, respectively............................  $        20.72   $      20.57
                                                                                              ==============   ============
NUMBER OF SHARES AUTHORIZED.................................................................   1,500,000,000    900,000,000
                                                                                              ==============   ============
Investments at Cost.........................................................................             N/A   $  3,608,452
                                                                                              ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................................  $    8,460,001   $  3,783,273
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................................          84,460         15,171
Accumulated Net Realized Gain (Loss)........................................................         208,713       (152,788)
Net Unrealized Foreign Exchange Gain (Loss).................................................            (990)            --
Net Unrealized Appreciation (Depreciation)..................................................       1,679,833      4,596,219
                                                                                              --------------   ------------
NET ASSETS..................................................................................  $   10,432,017   $  8,241,875
                                                                                              ==============   ============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                  DFA         U.S.
                                                                                             International   Large
                                                                                                 Value      Company
                                                                                              Portfolio*#  Portfolio#
                                                                                             ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $17,490 and $0, respectively)...............   $169,618           --
    Income from Securities Lending..........................................................      3,558           --
    Expenses Allocated from Affiliated Investment Company...................................    (10,884)          --
                                                                                               --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies..............    162,292           --
                                                                                               --------     --------
Fund Investment Income
  Dividends.................................................................................         --     $ 80,102
  Income from Securities Lending............................................................         --          341
                                                                                               --------     --------
     Total Investment Income................................................................         --       80,443
                                                                                               --------     --------
Fund Expenses
  Investment Management Fees................................................................     20,332        2,477
  Accounting & Transfer Agent Fees..........................................................        183          237
  S&P 500(R) Fees...........................................................................         --           51
  Custodian Fees............................................................................         --           48
  Shareholder Servicing Fees................................................................
    Class R2 Shares.........................................................................          5           --
  Filing Fees...............................................................................         98           81
  Shareholders' Reports.....................................................................        150           68
  Directors'/Trustees' Fees & Expenses......................................................         39           32
  Professional Fees.........................................................................         62           84
  Other.....................................................................................         27          101
                                                                                               --------     --------
     Total Expenses.........................................................................     20,896        3,179
                                                                                               --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................         --          124
    Institutional Class Shares..............................................................    (10,162)          --
    Class R2 Shares.........................................................................         (4)          --
                                                                                               --------     --------
  Net Expenses..............................................................................     10,730        3,303
                                                                                               --------     --------
  Net Investment Income (Loss)..............................................................    151,562       77,140
                                                                                               --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................         --       16,089
    Affiliated Investment Companies Shares Sold.............................................         --          (25)
    Transactions Allocated from Affiliated Investment Company...............................    283,028           --
    Futures.................................................................................         --        2,397
    Foreign Currency Transactions...........................................................      1,424           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................         --      212,151
    Affiliated Investment Companies Shares..................................................         --           (8)
    Transactions Allocated from Affiliated Investment Company...............................     52,541           --
    Futures.................................................................................         --         (400)
    Translation of Foreign Currency Denominated Amounts.....................................       (950)          --
                                                                                               --------     --------
  Net Realized and Unrealized Gain (Loss)...................................................    336,043      230,204
                                                                                               --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $487,605     $307,344
                                                                                               ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value     U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                 ------------------------  -----------------------
                                                                 Six Months       Year     Six Months      Year
                                                                    Ended        Ended        Ended       Ended
                                                                  April 30,     Oct. 31,    April 30,    Oct. 31,
                                                                    2018          2017        2018         2017
                                                                 -----------  -----------  ----------- -----------
                                                                 (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   151,562  $   267,641  $   77,140  $   146,387
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................          --           --      16,089       25,596
    Affiliated Investment Companies Shares Sold.................          --           --         (25)          21
    Transactions Allocated from Affiliated Investment Company...     283,028      104,748          --           --
    Futures.....................................................          --       12,673       2,397        4,571
    Foreign Currency Transactions...............................       1,424       (1,987)         --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................          --    1,639,175     212,151    1,352,486
    Affiliated Investment Companies Shares Sold.................          --           --          (8)         (37)
    Transactions Allocated from Affiliated Investment Company...      52,541           --          --           --
    Futures.....................................................          --        2,759        (400)         181
    Translation of Foreign Currency Denominated Amounts.........        (950)         803          --           --
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     487,605    2,025,812     307,344    1,529,205
                                                                 -----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................         (32)        (109)         --           --
    Institutional Class Shares..................................     (97,696)    (277,230)    (70,019)    (154,814)
  Net Short-Term Gains:
    Institutional Class Shares..................................          --           --      (2,185)        (124)
  Net Long-Term Gains:
    Institutional Class Shares..................................          --           --     (19,860)     (38,779)
                                                                 -----------  -----------  ----------  -----------
     Total Distributions........................................     (97,728)    (277,339)    (92,064)    (193,717)
                                                                 -----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................     940,226    1,967,887     753,520    1,555,398
  Shares Issued in Lieu of Cash Distributions...................      95,034      269,559      84,534      171,570
  Shares Redeemed...............................................    (834,259)  (1,418,753)   (807,637)  (1,432,214)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     201,001      818,693      30,417      294,754
                                                                 -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets....................     590,878    2,567,166     245,697    1,630,242
Net Assets
  Beginning of Period...........................................   9,841,139    7,273,973   7,996,178    6,365,936
                                                                 -----------  -----------  ----------  -----------
  End of Period................................................. $10,432,017  $ 9,841,139  $8,241,875  $ 7,996,178
                                                                 ===========  ===========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................      45,710      109,955      36,130       84,803
  Shares Issued in Lieu of Cash Distributions...................       4,758       14,996       4,134        9,395
  Shares Redeemed...............................................     (40,542)     (77,571)    (38,526)     (77,231)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................       9,926       47,380       1,738       16,967
                                                                 ===========  ===========  ==========  ===========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................... $    84,460  $    30,626  $   15,171  $     8,050

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     DFA International Value Portfolio-Class R2 Shares
                                -----------------------------------------------------------
                                Six Months     Year     Year      Year      Year      Year
                                   Ended      Ended    Ended     Ended     Ended     Ended
                                 April 30,   Oct. 31, Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                   2018        2017     2016      2015      2014      2013
--------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................   $19.89      $16.27   $16.93   $ 18.48   $ 19.46    $15.72
                                  ------      ------   ------   -------   -------    ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.27        0.55     0.53      0.51      0.74      0.49
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     0.68        3.61    (0.65)    (1.55)    (0.93)     3.77
                                  ------      ------   ------   -------   -------    ------
   Total from Investment
    Operations.................     0.95        4.16    (0.12)    (1.04)    (0.19)     4.26
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.18)      (0.54)   (0.54)    (0.51)    (0.79)    (0.52)
                                  ------      ------   ------   -------   -------    ------
   Total Distributions.........    (0.18)      (0.54)   (0.54)    (0.51)    (0.79)    (0.52)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period.   $20.66      $19.89   $16.27   $ 16.93   $ 18.48    $19.46
==============================  ===========  ======== ========  ========  ========  ========
Total Return...................     4.79%(D)   25.99%   (0.43)%   (5.78)%   (1.21)%   27.61%
--------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $3,578      $3,508   $3,308   $10,404   $11,200    $5,517
Ratio of Expenses to Average
 Net Assets(B).................     0.68%(E)    0.68%    0.68%     0.68%     0.68%     0.69%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)(B).     0.88%(E)    0.88%    0.88%     0.73%     0.68%     0.69%
Ratio of Net Investment
 Income to Average Net Assets..     2.65%(E)    3.07%    3.42%     2.81%     3.79%     2.84%
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA International Value Portfolio-Institutional Class Shares
                                -----------------------------------------------------------------------------
                                  Six Months       Year         Year         Year         Year        Year
                                     Ended        Ended        Ended        Ended        Ended       Ended
                                   April 30,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                     2018          2017         2016         2015         2014        2013
--------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     19.94     $    16.30  $    16.92   $    18.47   $    19.45   $    15.72
                                -----------     ----------  ----------   ----------   ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.30           0.56        0.55         0.56         0.84         0.52
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.68           3.66       (0.63)       (1.56)       (0.98)        3.78
                                -----------     ----------  ----------   ----------   ----------   ----------
   Total from Investment
    Operations.................        0.98           4.22       (0.08)       (1.00)       (0.14)        4.30
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.20)         (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
                                -----------     ----------  ----------   ----------   ----------   ----------
   Total Distributions.........       (0.20)         (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     20.72     $    19.94  $    16.30   $    16.92   $    18.47   $    19.45
==============================  ===========     ==========  ==========   ==========   ==========   ==========
Total Return...................        4.94%(D)      26.36%      (0.20)%      (5.58)%      (0.97)%      27.90%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $10,428,439     $9,837,631  $7,270,665   $6,795,481   $6,991,214   $6,522,355
Ratio of Expenses to Average
 Net Assets(B).................        0.43%(E)       0.43%       0.43%        0.43%        0.43%        0.43%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and (Fees Paid Indirectly))
 (B)...........................        0.63%(E)       0.63%       0.63%        0.49%        0.43%        0.43%
Ratio of Net Investment
 Income to Average Net Assets..        2.98%(E)       3.12%       3.51%        3.10%        4.29%        3.00%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       U.S. Large Company Portfolio
                                -------------------------------------------------------------------------
                                 Six Months       Year        Year        Year        Year        Year
                                    Ended        Ended       Ended       Ended       Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                    2018          2017        2016        2015        2014        2013
----------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    20.05     $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
                                ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.19           0.37        0.35        0.33        0.29        0.27
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.57           3.50        0.38        0.47        2.07        2.71
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       0.76           3.87        0.73        0.80        2.36        2.98
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.18)         (0.39)      (0.34)      (0.32)      (0.29)      (0.26)
 Net Realized Gains............      (0.06)         (0.10)      (0.14)         --          --          --
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.24)         (0.49)      (0.48)      (0.32)      (0.29)      (0.26)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    20.57     $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
==============================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return...................       3.75%(D)      23.55%       4.54%       5.09%      17.17%      27.10%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $8,241,875     $7,996,178  $6,365,936  $5,810,743  $5,668,374  $4,917,336
Ratio of Expenses to Average
 Net Assets....................       0.08%(E)       0.08%       0.08%       0.08%       0.08%       0.09%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.08%(E)       0.08%       0.08%       0.09%       0.08%       0.10%
Ratio of Net Investment
 Income to Average Net Assets..       1.87%(E)       1.99%       2.17%       2.05%       1.95%       2.13%
Portfolio Turnover Rate........          3%(D)          7%          9%          2%          3%          3%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2018, the Feeder Fund owned 78% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2018, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                      Previously       Net Waived Fees/
                                                      Recovery       Waived Fees/      Expenses Assumed
                                        Expense    of Previously   Expenses Assumed  (Recovered Previously
                                       Limitation   Waived Fees/   Subject to Future     Waived Fees/
Institutional Class Shares               Amount   Expenses Assumed     Recovery        Expenses Assumed)
--------------------------             ---------- ---------------- ----------------- ---------------------
DFA International Value Portfolio (1).    0.40%           --               --               $10,162
U.S. Large Company Portfolio (2)......    0.08%         $152             $675                  (124)

Class R2 Shares
---------------
DFA International Value Portfolio (1).    0.79%           --               --                     4

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $289
                    U.S. Large Company Portfolio......  324

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio. $254,160  $230,900

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                    Net Realized                                                   Capital Gain
                                                    Gain/(Loss)                                         Dividend   Distributions
                                                    on Sales of    Change in                           Income from     from
                                                     Affiliated   Unrealized                           Affiliated   Affiliated
                    Balance at Purchases  Proceeds   Investment  Appreciation/ Balance at Shares as of Investment   Investment
                     10/31/17   at Cost  from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies    Companies
                    ---------- --------- ---------- ------------ ------------- ---------- ------------ ----------- -------------
U.S. Large Company
 Portfolio
DFA Short Term
 Investment Fund...  $185,593  $707,778   $738,865      $(25)         $(8)      $154,473     13,351      $1,554         $--
                     --------  --------   --------      ----          ---       --------     ------      ------         ---
Total..............  $185,593  $707,778   $738,865      $(25)         $(8)      $154,473     13,351      $1,554         $--
                     ========  ========   ========      ====          ===       ========     ======      ======         ===

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of

October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $  322         $  (183)        $(139)
U.S. Large Company Portfolio......      3,250          (3,153)          (97)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2016..............................    $224,802            --    $224,802
    2017..............................     277,339            --     277,339
    U.S. Large Company Portfolio
    2016..............................     125,202       $47,852     173,054
    2017..............................     154,938        38,779     193,717

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
    DFA International Value Portfolio.    $  (322)           --     $  (322)
    U.S. Large Company Portfolio......     (2,859)        $(391)     (3,250)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $54,032             --      $(54,014)     $1,582,630    $1,582,648
U.S. Large Company Portfolio......     10,562        $19,857            --       4,213,230     4,243,649

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 Unlimited  Total
                                                 --------- -------
              DFA International Value Portfolio.  $54,014  $54,014
              U.S. Large Company Portfolio......       --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                  DFA International Value Portfolio. $122,423

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                      Cost     Appreciation Depreciation (Depreciation)
                                   ----------- ------------ ------------ --------------
DFA International Value Portfolio. $8,795,765   $1,637,170          --     $1,637,170
U.S. Large Company Portfolio......  3,961,688    4,529,677   $(104,709)     4,424,968

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2018        Oct. 31, 2017
                                                       ------------------  --------------------
                                                           (Unaudited)
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     722       34  $     3,212      182
 Shares Issued in Lieu of Cash Distributions..........        32        2          109        6
 Shares Redeemed......................................      (803)     (39)      (3,910)    (215)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares             $     (49)      (3) $      (589)     (27)
                                                       =========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 939,504   45,676  $ 1,964,675  109,773
 Shares Issued in Lieu of Cash Distributions..........    95,002    4,756      269,450   14,990
 Shares Redeemed......................................  (833,456) (40,503)  (1,414,843) (77,356)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares  $ 201,050    9,929  $   819,282   47,407
                                                       =========  =======  ===========  =======

H. Financial Instruments:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amount in thousands):

                                                   Futures
                                                   -------
                     U.S. Large Company Portfolio. 23,077

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of April 30, 2018:

                                            Location on the
                                        Statements of Assets and
                                              Liabilities
                                        ------------------------
              Derivative Type            Liability Derivatives
              ---------------           ------------------------
              Equity contracts          Payables: Futures
                                        Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                          Liability Derivatives Value
                                          --------------------------
                                           Total Value
                                                at          Equity
                                          April 30, 2018  Contracts*
                                          --------------  ----------
            U.S. Large Company Portfolio.     $(317)        $(317)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolio's Statements of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2018:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended
April 30, 2018 (amounts in thousands):

                                              Realized Gain (Loss) on
                                                 Derivatives
                                              ----------------------
                                                              Equity
                                               Total         Contracts
                                               ------        ---------
                U.S. Large Company Portfolio. $2,397          $2,397

                                              Change in Unrealized
                                              Appreciation (Depreciation)
                                               on Derivatives
                                              ----------------------
                                                              Equity
                                               Total         Contracts
                                               ------        ---------
                U.S. Large Company Portfolio. $ (400)         $ (400)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     2.21%        $7,080         21         $9        $30,765

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order.

Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Securities Lending:

   As of April 30, 2018, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands).

                                                    Market
                                                    Value
                                                   --------
                     U.S. Large Company Portfolio. $223,666

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     Remaining Contractual Maturity of the Agreements
                                                   As of April 30, 2018
                                 ---------------------------------------------------------
                                 Overnight and            Between
                                  Continuous   <30 days 30 & 90 days >90 days    Total
                                 ------------- -------- ------------ -------- ------------
Securities Lending Transactions
U.S. Large Company Portfolio
Common Stocks................... $154,472,760     --         --         --    $154,472,760

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

N. Other:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            Approximate
                                                                             Percentage
                                                               Number of   of Outstanding
                                                              Shareholders     Shares
                                                              ------------ --------------
DFA International Value Portfolio-Class R2 Shares............      4             98%
DFA International Value Portfolio-Institutional Class Shares.      4             73%
U.S. Large Company Portfolio.................................      4             76%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                     Estimated % Breakdown of Distribution Sources
                                     --------------------------------------------
                                      Net income for      Accumulated
                                      the current or     undistributed
                                         preceding        net profits    Paid-in
                                       fiscal year,      from the sale   surplus
                                      and accumulated    of securities   or other
                                     undistributed net     or other      capital
  Portfolio Name                          income          properties      source
  --------------                     -----------------   -------------   --------
  DFA International Value Portfolio
     December 15, 2017..............        66%                0%           34%
  U.S. Large Company Portfolio
     December 14, 2017..............        71%                0%           29%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2018
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/17  04/30/18    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,036.70    0.11%    $0.56
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,050.80    0.21%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.75    0.21%    $1.05

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/17  04/30/18    Ratio*   Period*
                                         --------- --------- ---------- --------

The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,062.50    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,039.70    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,046.80    0.11%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%    $0.55

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,035.10    0.12%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,004.50    0.12%    $0.60
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,044.20    0.15%    $0.76
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,062.70    0.26%    $1.33
Hypothetical 5% Annual Return........... $1,000.00 $1,023.51    0.26%    $1.30

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.3%
              Consumer Staples.............................   5.1%
              Energy.......................................  13.7%
              Financials...................................  24.4%
              Health Care..................................  14.5%
              Industrials..................................   7.7%
              Information Technology.......................  14.2%
              Materials....................................   3.9%
              Real Estate..................................   0.2%
              Telecommunication Services...................   3.9%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   2.3%
              Energy.......................................  16.2%
              Financials...................................  30.0%
              Health Care..................................   2.6%
              Industrials..................................   8.1%
              Information Technology.......................   2.7%
              Materials....................................  13.4%
              Real Estate..................................   2.7%
              Telecommunication Services...................   4.0%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  19.7%
              Consumer Staples.............................   8.7%
              Energy.......................................   0.9%
              Financials...................................   8.6%
              Health Care..................................   5.0%
              Industrials..................................  28.8%
              Information Technology.......................  13.7%
              Materials....................................  11.0%
              Real Estate..................................   2.1%
              Telecommunication Services...................   0.1%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  21.9%
              Consumer Staples.............................   7.2%
              Energy.......................................   3.7%
              Financials...................................   9.9%
              Health Care..................................   6.1%
              Industrials..................................  16.9%
              Information Technology.......................   8.2%
              Materials....................................  14.8%
              Real Estate..................................   6.3%
              Telecommunication Services...................   2.7%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  23.6%
              Consumer Staples.............................   4.4%
              Energy.......................................   4.9%
              Financials...................................  16.0%
              Health Care..................................   3.6%
              Industrials..................................  26.1%
              Information Technology.......................   9.3%
              Materials....................................   7.1%
              Real Estate..................................   2.6%
              Telecommunication Services...................   0.9%
              Utilities....................................   1.5%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................   5.5%
              Energy.......................................   3.5%
              Financials...................................  13.0%
              Health Care..................................   6.9%
              Industrials..................................  25.7%
              Information Technology.......................  10.8%
              Materials....................................   9.2%
              Real Estate..................................   5.6%
              Telecommunication Services...................   2.8%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................   7.5%
              Consumer Staples.............................   4.9%
              Energy.......................................  22.5%
              Financials...................................   8.2%
              Health Care..................................   1.6%
              Industrials..................................  12.1%
              Information Technology.......................   4.8%
              Materials....................................  29.0%
              Real Estate..................................   4.0%
              Utilities....................................   5.4%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.0%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.1%
              Financials...................................  22.1%
              Health Care..................................   2.6%
              Industrials..................................   7.0%
              Information Technology.......................  24.1%
              Materials....................................  10.2%
              Real Estate..................................   2.2%
              Telecommunication Services...................   4.9%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  16.7%
              Consumer Staples.............................   8.0%
              Energy.......................................   1.3%
              Financials...................................   8.6%
              Health Care..................................   7.1%
              Industrials..................................  15.2%
              Information Technology.......................  16.5%
              Materials....................................  13.1%
              Real Estate..................................   7.7%
              Telecommunication Services...................   0.8%
              Utilities....................................   5.0%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (96.9%)
Consumer Discretionary -- (11.9%)
*   Charter Communications, Inc. Class A.....    962,932 $  261,233,822            0.9%
    Comcast Corp. Class A.................... 21,576,111    677,274,124            2.3%
    Ford Motor Co............................ 16,051,999    180,424,469            0.6%
    General Motors Co........................  6,055,833    222,491,304            0.8%
    Royal Caribbean Cruises, Ltd.............  1,271,015    137,511,113            0.5%
    Time Warner, Inc.........................  3,836,070    363,659,436            1.3%
    Other Securities.........................             1,680,203,335            5.8%
                                                         --------------           -----
Total Consumer Discretionary.................             3,522,797,603           12.2%
                                                         --------------           -----
Consumer Staples -- (4.9%)
    Mondelez International, Inc. Class A.....  3,576,652    141,277,754            0.5%
    Tyson Foods, Inc. Class A................  1,959,828    137,383,943            0.5%
    Walgreens Boots Alliance, Inc............  3,030,389    201,369,349            0.7%
    Walmart, Inc.............................  5,689,778    503,317,762            1.7%
    Other Securities.........................               475,589,016            1.7%
                                                         --------------           -----
Total Consumer Staples.......................             1,458,937,824            5.1%
                                                         --------------           -----
Energy -- (13.3%)
    Andeavor.................................  1,297,132    179,419,298            0.6%
    Chevron Corp.............................  5,879,241    735,551,842            2.5%
    ConocoPhillips...........................  2,949,628    193,200,634            0.7%
    Exxon Mobil Corp......................... 13,357,412  1,038,538,783            3.6%
    Marathon Petroleum Corp..................  2,321,313    173,889,557            0.6%
    Occidental Petroleum Corp................  2,538,795    196,147,302            0.7%
    Valero Energy Corp.......................  2,730,237    302,865,190            1.1%
    Other Securities.........................             1,095,405,202            3.8%
                                                         --------------           -----
Total Energy.................................             3,915,017,808           13.6%
                                                         --------------           -----
Financials -- (23.6%)
    Bank of America Corp..................... 20,209,612    604,671,591            2.1%
    Bank of New York Mellon Corp. (The)......  4,465,867    243,434,410            0.8%
*   Berkshire Hathaway, Inc. Class B.........    995,133    192,787,116            0.7%
    Capital One Financial Corp...............  2,121,634    192,262,473            0.7%
    Citigroup, Inc...........................  5,962,612    407,067,521            1.4%
    Goldman Sachs Group, Inc. (The)..........  1,092,193    260,302,358            0.9%
    JPMorgan Chase & Co...................... 11,108,809  1,208,416,243            4.2%
    Morgan Stanley...........................  5,338,744    275,585,965            1.0%
    PNC Financial Services Group, Inc. (The).  1,331,289    193,848,991            0.7%
    Travelers Cos., Inc. (The)...............  1,165,331    153,357,560            0.5%
    Wells Fargo & Co......................... 18,696,506    971,470,452            3.4%
    Other Securities.........................             2,273,627,768            7.8%
                                                         --------------           -----
Total Financials.............................             6,976,832,448           24.2%
                                                         --------------           -----
Health Care -- (14.1%)
    Abbott Laboratories......................  4,212,247    244,857,918            0.9%
    Aetna, Inc...............................  1,816,031    325,160,351            1.1%
    Anthem, Inc..............................  1,376,563    324,855,102            1.1%
    CVS Health Corp..........................  4,700,064    328,205,469            1.1%
    Danaher Corp.............................  1,838,784    184,466,811            0.6%
*   Express Scripts Holding Co...............  2,740,464    207,453,125            0.7%
    Humana, Inc..............................    674,755    198,499,426            0.7%
    Medtronic P.L.C..........................  4,282,974    343,194,707            1.2%
    Pfizer, Inc.............................. 20,880,631    764,439,901            2.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc.................................   1,050,474 $   220,967,206            0.8%
      Other Securities..............................................               1,009,820,121            3.5%
                                                                                 ---------------          ------
Total Health Care...................................................               4,151,920,137           14.4%
                                                                                 ---------------          ------
Industrials -- (7.5%)
      Delta Air Lines, Inc..........................................   2,950,569     154,078,713            0.5%
      Norfolk Southern Corp.........................................   1,385,379     198,760,325            0.7%
      Stanley Black & Decker, Inc...................................   1,078,968     152,771,079            0.5%
      Other Securities..............................................               1,698,906,222            5.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,204,516,339            7.6%
                                                                                 ---------------          ------
Information Technology -- (13.7%)
      Cisco Systems, Inc............................................  18,075,606     800,568,590            2.8%
      Hewlett Packard Enterprise Co.................................   8,708,938     148,487,393            0.5%
      HP, Inc.......................................................   9,619,949     206,732,704            0.7%
      Intel Corp....................................................  23,083,456   1,191,567,999            4.1%
*     Micron Technology, Inc........................................   5,266,057     242,133,301            0.8%
      QUALCOMM, Inc.................................................   5,066,475     258,440,890            0.9%
      Other Securities..............................................               1,201,389,237            4.2%
                                                                                 ---------------          ------
Total Information Technology........................................               4,049,320,114           14.0%
                                                                                 ---------------          ------
Materials -- (3.8%)
      DowDuPont, Inc................................................   2,259,347     142,881,104            0.5%
#     Nucor Corp....................................................   2,491,419     153,521,239            0.5%
      Other Securities..............................................                 815,715,009            2.8%
                                                                                 ---------------          ------
Total Materials.....................................................               1,112,117,352            3.8%
                                                                                 ---------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                  45,272,636            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (3.8%)
      AT&T, Inc.....................................................  29,042,432     949,687,527            3.3%
      Other Securities..............................................                 167,564,793            0.6%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,117,252,320            3.9%
                                                                                 ---------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                  44,808,268            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              28,598,792,849           99.2%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              28,598,792,849
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 272,826,637     272,826,637            0.9%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@  DFA Short Term Investment Fund................................  54,572,766     631,406,902            2.2%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,591,542,665)..........................................               $29,503,026,388          102.3%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


At April 30, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,505    06/15/18  $206,026,096 $199,186,750  $(6,839,346)
                                               ------------ ------------  ------------
Total futures contracts..                      $206,026,096 $199,186,750  $(6,839,346)
                                               ============ ============  ============

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2    Level 3      Total
                               ---------------  ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,522,797,603            --   --    $ 3,522,797,603
  Consumer Staples............   1,458,937,824            --   --      1,458,937,824
  Energy......................   3,915,017,808            --   --      3,915,017,808
  Financials..................   6,976,832,448            --   --      6,976,832,448
  Health Care.................   4,151,920,137            --   --      4,151,920,137
  Industrials.................   2,204,516,339            --   --      2,204,516,339
  Information Technology......   4,049,320,114            --   --      4,049,320,114
  Materials...................   1,112,117,352            --   --      1,112,117,352
  Real Estate.................      45,272,636            --   --         45,272,636
  Telecommunication Services..   1,117,252,320            --   --      1,117,252,320
  Utilities...................      44,808,268            --   --         44,808,268
Temporary Cash Investments....     272,826,637            --   --        272,826,637
Securities Lending Collateral.              --  $631,406,902   --        631,406,902
Futures Contracts**...........      (6,839,346)           --   --         (6,839,346)
                               ---------------  ------------   --    ---------------
TOTAL......................... $28,864,780,140  $631,406,902   --    $29,496,187,042
                               ===============  ============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.8%)
#   Australia & New Zealand Banking Group, Ltd.. 8,219,619 $  165,232,302            1.2%
    BHP Billiton, Ltd........................... 3,664,796     85,496,933            0.6%
    Woodside Petroleum, Ltd..................... 3,201,265     77,577,820            0.6%
    Other Securities............................              356,421,158            2.7%
                                                           --------------           -----
TOTAL AUSTRALIA.................................              684,728,213            5.1%
                                                           --------------           -----

AUSTRIA -- (0.1%)
    Other Securities............................                7,304,994            0.1%
                                                           --------------           -----

BELGIUM -- (1.0%)
    Other Securities............................              144,540,784            1.1%
                                                           --------------           -----

CANADA -- (7.7%)
    Bank of Montreal............................ 1,689,557    128,288,063            1.0%
    Suncor Energy, Inc.......................... 3,796,659    145,189,439            1.1%
    Other Securities............................              821,480,453            6.1%
                                                           --------------           -----
TOTAL CANADA....................................            1,094,957,955            8.2%
                                                           --------------           -----

DENMARK -- (1.4%)
    Other Securities............................              203,035,875            1.5%
                                                           --------------           -----

FINLAND -- (1.0%)
    Other Securities............................              146,499,413            1.1%
                                                           --------------           -----

FRANCE -- (9.5%)
#   AXA SA...................................... 2,859,375     81,774,218            0.6%
    BNP Paribas SA.............................. 2,405,711    185,719,103            1.4%
    Engie SA.................................... 5,673,142     99,515,295            0.7%
    Orange SA................................... 6,230,588    113,269,720            0.8%
#   Peugeot SA.................................. 3,133,702     77,162,951            0.6%
    Renault SA.................................. 1,007,824    109,229,481            0.8%
    Societe Generale SA......................... 1,362,535     74,569,829            0.6%
#   Total SA.................................... 6,569,447    412,900,822            3.1%
    Other Securities............................              203,036,038            1.5%
                                                           --------------           -----
TOTAL FRANCE....................................            1,357,177,457           10.1%
                                                           --------------           -----

GERMANY -- (6.5%)
    Bayerische Motoren Werke AG................. 1,225,665    136,271,744            1.0%
    Daimler AG.................................. 3,375,856    265,403,214            2.0%
    RWE AG...................................... 3,077,276     73,552,210            0.5%
    Other Securities............................              452,725,601            3.4%
                                                           --------------           -----
TOTAL GERMANY...................................              927,952,769            6.9%
                                                           --------------           -----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 7,657,984     90,554,557            0.7%
    Other Securities............................              268,619,568            2.0%
                                                           --------------           -----
TOTAL HONG KONG.................................              359,174,125            2.7%
                                                           --------------           -----

IRELAND -- (0.2%)
    Other Securities............................               33,112,899            0.2%
                                                           --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
ISRAEL -- (0.3%)
    Other Securities......................            $   40,711,469            0.3%
                                                      --------------           -----

ITALY -- (1.8%)
#   UniCredit SpA.........................  4,747,111    102,916,952            0.8%
    Other Securities......................               158,283,451            1.1%
                                                      --------------           -----
TOTAL ITALY...............................               261,200,403            1.9%
                                                      --------------           -----

JAPAN -- (21.5%)
    Hitachi, Ltd.......................... 10,604,000     77,393,891            0.6%
    Honda Motor Co., Ltd..................  4,474,100    153,846,114            1.1%
    Mitsubishi Corp.......................  2,342,100     64,584,694            0.5%
#   Mitsubishi UFJ Financial Group, Inc... 12,800,606     85,781,239            0.6%
    Mizuho Financial Group, Inc........... 33,555,400     60,709,660            0.5%
    Nissan Motor Co., Ltd.................  6,443,700     67,790,734            0.5%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    118,958,037            0.9%
    Toyota Motor Corp.....................  5,457,190    357,840,739            2.7%
    Other Securities......................             2,084,028,371           15.5%
                                                      --------------           -----
TOTAL JAPAN...............................             3,070,933,479           22.9%
                                                      --------------           -----

NETHERLANDS -- (3.6%)
*   ArcelorMittal.........................  1,780,735     60,355,602            0.5%
    ING Groep NV..........................  5,655,087     95,291,100            0.7%
#   Koninklijke Ahold Delhaize NV.........  4,888,298    117,927,633            0.9%
    Koninklijke DSM NV....................    656,841     67,886,329            0.5%
    Other Securities......................               171,679,129            1.2%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               513,139,793            3.8%
                                                      --------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................                20,081,392            0.2%
                                                      --------------           -----

NORWAY -- (0.7%)
    Other Securities......................               103,076,050            0.8%
                                                      --------------           -----

PORTUGAL -- (0.1%)
    Other Securities......................                 5,196,727            0.0%
                                                      --------------           -----

SINGAPORE -- (0.9%)
    Other Securities......................               123,478,766            0.9%
                                                      --------------           -----

SPAIN -- (2.5%)
#   Banco Santander SA.................... 30,929,715    199,834,457            1.5%
    Repsol SA.............................  6,302,748    120,274,102            0.9%
    Other Securities......................                38,205,058            0.3%
                                                      --------------           -----
TOTAL SPAIN...............................               358,313,617            2.7%
                                                      --------------           -----

SWEDEN -- (2.4%)
    Nordea Bank AB........................  7,285,616     74,099,452            0.6%
    Other Securities......................               262,761,933            1.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               336,861,385            2.5%
                                                      --------------           -----

SWITZERLAND -- (6.9%)
    Cie Financiere Richemont SA...........    863,598     82,092,467            0.6%
    Novartis AG...........................  2,466,298    189,841,544            1.4%
#   Swatch Group AG (The).................    139,269     66,873,827            0.5%
    Swiss Re AG...........................    692,371     65,961,648            0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     Percentage
                                                         Shares        Value++     of Net Assets**
                                                         ------        -------     ---------------
SWITZERLAND -- (Continued)
      UBS Group AG....................................   3,568,514 $    59,897,119            0.5%
      Zurich Insurance Group AG.......................     429,441     137,178,664            1.0%
      Other Securities................................                 385,461,627            2.9%
                                                                   ---------------          ------
TOTAL SWITZERLAND.....................................                 987,306,896            7.4%
                                                                   ---------------          ------

UNITED KINGDOM -- (15.6%)
#     Anglo American P.L.C............................   5,924,428     139,397,348            1.0%
      BP P.L.C. Sponsored ADR.........................   8,549,806     381,235,850            2.8%
      Glencore P.L.C..................................  16,161,461      77,849,658            0.6%
      HSBC Holdings P.L.C.............................  16,748,580     166,748,482            1.3%
#     HSBC Holdings P.L.C. Sponsored ADR..............   2,762,772     138,856,920            1.0%
      Lloyds Banking Group P.L.C...................... 175,809,723     155,933,876            1.2%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   3,259,405     227,832,383            1.7%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   3,591,667     260,108,524            1.9%
      Vodafone Group P.L.C............................  58,351,986     170,283,365            1.3%
      Vodafone Group P.L.C. Sponsored ADR.............   4,011,201     117,969,429            0.9%
      Other Securities................................                 393,702,731            2.9%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               2,229,918,566           16.6%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              13,008,703,027           97.0%
                                                                   ---------------          ------

PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG...................................     652,333     134,533,773            1.0%
      Other Securities................................                  34,501,288            0.3%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 169,035,061            1.3%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 169,035,061            1.3%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................              13,177,738,088
                                                                   ---------------

                                                                       Value+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@  DFA Short Term Investment Fund..................  94,025,959   1,087,880,349            8.1%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,070,115,739)............................               $14,265,618,437          106.4%
                                                                   ===============          ======

At April 30, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
MSCI EAFE Index Future...     92     06/15/18  $  9,315,658 $  9,321,900   $     6,242
S&P 500(R) Emini Index...    784     06/15/18   105,455,996  103,762,400   (1,693,596)
                                               ------------ ------------  ------------
Total futures contracts..                      $114,771,654 $113,084,300  $(1,687,354)
                                               ============ ============  ============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia................... $    4,556,253  $   680,171,960   --    $   684,728,213
  Austria.....................             --        7,304,994   --          7,304,994
  Belgium.....................             --      144,540,784   --        144,540,784
  Canada......................  1,094,957,955               --   --      1,094,957,955
  Denmark.....................             --      203,035,875   --        203,035,875
  Finland.....................      2,263,361      144,236,052   --        146,499,413
  France......................             --    1,357,177,457   --      1,357,177,457
  Germany.....................     77,629,919      850,322,850   --        927,952,769
  Hong Kong...................             --      359,174,125   --        359,174,125
  Ireland.....................      7,026,350       26,086,549   --         33,112,899
  Israel......................             --       40,711,469   --         40,711,469
  Italy.......................     39,948,100      221,252,303   --        261,200,403
  Japan.......................     74,745,755    2,996,187,724   --      3,070,933,479
  Netherlands.................     49,423,303      463,716,490   --        513,139,793
  New Zealand.................             --       20,081,392   --         20,081,392
  Norway......................        287,960      102,788,090   --        103,076,050
  Portugal....................             --        5,196,727   --          5,196,727
  Singapore...................             --      123,478,766   --        123,478,766
  Spain.......................        459,204      357,854,413   --        358,313,617
  Sweden......................        705,997      336,155,388   --        336,861,385
  Switzerland.................     57,868,765      929,438,131   --        987,306,896
  United Kingdom..............  1,221,085,825    1,008,832,741   --      2,229,918,566
Preferred Stocks
  Germany.....................             --      169,035,061   --        169,035,061
Securities Lending Collateral.             --    1,087,880,349   --      1,087,880,349
Futures Contracts**...........     (1,687,354)              --   --         (1,687,354)
                               --------------  ---------------   --    ---------------
TOTAL......................... $2,629,271,393  $11,634,659,690   --    $14,263,931,083
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
COMMON STOCKS -- (94.1%)
Consumer Discretionary -- (18.6%)
    Aoyama Trading Co., Ltd...............   315,300 $   12,143,526            0.3%
    HIS Co., Ltd..........................   282,100     10,294,918            0.2%
    Wacoal Holdings Corp..................   361,700     10,950,759            0.3%
    Other Securities......................              831,441,555           18.7%
                                                     --------------           -----
Total Consumer Discretionary..............              864,830,758           19.5%
                                                     --------------           -----
Consumer Staples -- (8.2%)
    Megmilk Snow Brand Co., Ltd...........   358,200     10,783,752            0.2%
    Morinaga Milk Industry Co., Ltd.......   262,300     11,520,934            0.3%
    Nippon Suisan Kaisha, Ltd............. 2,033,400     11,020,177            0.3%
#   Sapporo Holdings, Ltd.................   439,100     12,563,724            0.3%
    Takara Holdings, Inc..................   930,900     11,229,578            0.3%
    Other Securities......................              325,530,582            7.2%
                                                     --------------           -----
Total Consumer Staples....................              382,648,747            8.6%
                                                     --------------           -----
Energy -- (0.8%)
    Other Securities......................               39,099,899            0.9%
                                                     --------------           -----
Financials -- (8.1%)
    77 Bank, Ltd. (The)...................   496,152     12,258,679            0.3%
    Hokuhoku Financial Group, Inc.........   705,600     10,438,321            0.2%
    Nishi-Nippon Financial Holdings, Inc..   861,100     10,340,057            0.2%
    Tokai Tokyo Financial Holdings, Inc... 1,447,500     10,484,771            0.2%
    Other Securities......................              334,757,668            7.6%
                                                     --------------           -----
Total Financials..........................              378,279,496            8.5%
                                                     --------------           -----
Health Care -- (4.7%)
    Miraca Holdings, Inc..................   300,200     11,686,763            0.3%
    Sawai Pharmaceutical Co., Ltd.........   282,700     12,217,051            0.3%
    Ship Healthcare Holdings, Inc.........   303,400     10,534,977            0.2%
    Other Securities......................              183,892,596            4.1%
                                                     --------------           -----
Total Health Care.........................              218,331,387            4.9%
                                                     --------------           -----
Industrials -- (27.2%)
    GS Yuasa Corp......................... 2,274,000     12,240,868            0.3%
    Hanwa Co., Ltd........................   244,200     10,669,600            0.3%
    Japan Steel Works, Ltd. (The).........   410,300     13,439,428            0.3%
#*  Kawasaki Kisen Kaisha, Ltd............   531,800     12,297,994            0.3%
    Kokuyo Co., Ltd.......................   558,125     10,080,496            0.2%
    Maeda Corp............................   885,600     10,929,941            0.3%
    Nagase & Co., Ltd.....................   623,200     10,642,476            0.3%
    Nichias Corp..........................   800,000     10,133,152            0.2%
    Nikkon Holdings Co., Ltd..............   392,500     10,443,629            0.2%
    Nishi-Nippon Railroad Co., Ltd........   441,200     12,251,255            0.3%
    Nisshinbo Holdings, Inc...............   980,380     13,815,979            0.3%
    Penta-Ocean Construction Co., Ltd..... 1,921,500     15,142,998            0.4%
    Pilot Corp............................   221,600     12,097,686            0.3%
    TechnoPro Holdings, Inc...............   241,800     14,068,468            0.3%
    Ushio, Inc............................   746,200     10,518,755            0.2%
    Other Securities......................            1,087,036,531           24.3%
                                                     --------------           -----
Total Industrials.........................            1,265,809,256           28.5%
                                                     --------------           -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
Information Technology -- (12.9%)
      Amano Corp............................    436,200 $   10,811,606            0.3%
      Citizen Watch Co., Ltd................  1,505,500     11,217,204            0.3%
      Ibiden Co., Ltd.......................    633,978     10,469,488            0.2%
      Nihon Unisys, Ltd.....................    497,075     10,316,778            0.2%
      Taiyo Yuden Co., Ltd..................    773,000     13,708,734            0.3%
      Tokyo Seimitsu Co., Ltd...............    265,700     10,091,658            0.2%
      Topcon Corp...........................    567,800     11,269,655            0.3%
      Other Securities......................               523,928,176           11.7%
                                                        --------------          ------
Total Information Technology................               601,813,299           13.5%
                                                        --------------          ------
Materials -- (10.3%)
      ADEKA Corp............................    580,700     10,311,777            0.2%
      Fuji Seal International, Inc..........    277,600     10,357,959            0.2%
      Nippon Light Metal Holdings Co., Ltd..  4,026,200     10,762,124            0.2%
#     Nippon Paper Industries Co., Ltd......    700,500     13,416,101            0.3%
      NOF Corp..............................    449,100     13,400,373            0.3%
      Rengo Co., Ltd........................  1,205,500     10,363,112            0.2%
      Sumitomo Bakelite Co., Ltd............  1,249,000     11,265,667            0.3%
#     Sumitomo Osaka Cement Co., Ltd........  2,623,000     12,008,178            0.3%
      Tokuyama Corp.........................    462,998     13,790,562            0.3%
      Toyobo Co., Ltd.......................    586,200     11,418,851            0.3%
      Other Securities......................               364,467,755            8.2%
                                                        --------------          ------
Total Materials.............................               481,562,459           10.8%
                                                        --------------          ------
Real Estate -- (1.9%)
      Leopalace21 Corp......................  1,702,800     14,768,257            0.3%
      Other Securities......................                75,823,997            1.7%
                                                        --------------          ------
Total Real Estate...........................                90,592,254            2.0%
                                                        --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities......................                 6,470,744            0.2%
                                                        --------------          ------
Utilities -- (1.3%)
#*    Hokuriku Electric Power Co............  1,293,400     13,198,577            0.3%
      Nippon Gas Co., Ltd...................    254,700     12,505,163            0.3%
      Other Securities......................                34,430,273            0.8%
                                                        --------------          ------
Total Utilities.............................                60,134,013            1.4%
                                                        --------------          ------
TOTAL COMMON STOCKS.........................             4,389,572,312           98.8%
                                                        --------------          ------
TOTAL INVESTMENT SECURITIES.................             4,389,572,312
                                                        --------------

                                                           Value+
                                                 -         ------             -
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund........ 23,599,833    273,050,068            6.1%
                                                        --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,525,312,761)...................              $4,662,622,380          104.9%
                                                        ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  864,830,758   --    $  864,830,758
  Consumer Staples............         --    382,648,747   --       382,648,747
  Energy......................         --     39,099,899   --        39,099,899
  Financials.................. $7,018,645    371,260,851   --       378,279,496
  Health Care.................         --    218,331,387   --       218,331,387
  Industrials.................         --  1,265,809,256   --     1,265,809,256
  Information Technology......         --    601,813,299   --       601,813,299
  Materials...................         --    481,562,459   --       481,562,459
  Real Estate.................         --     90,592,254   --        90,592,254
  Telecommunication Services..         --      6,470,744   --         6,470,744
  Utilities...................         --     60,134,013   --        60,134,013
Securities Lending Collateral.         --    273,050,068   --       273,050,068
                               ---------- --------------   --    --------------
TOTAL......................... $7,018,645 $4,655,603,735   --    $4,662,622,380
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (51.6%)
#   Adelaide Brighton, Ltd.......................  3,364,087 $   16,230,411            0.8%
    ALS, Ltd.....................................  2,475,697     14,448,074            0.7%
    Altium, Ltd..................................    756,548     11,489,185            0.6%
    Ansell, Ltd..................................    966,611     18,885,588            1.0%
    Beach Energy, Ltd............................ 16,720,311     19,719,954            1.0%
#   carsales.com, Ltd............................  1,702,940     18,278,249            0.9%
    Cleanaway Waste Management, Ltd.............. 13,779,656     16,363,957            0.8%
    CSR, Ltd.....................................  3,680,857     15,530,958            0.8%
    Downer EDI, Ltd..............................  4,034,426     20,764,288            1.1%
    DuluxGroup, Ltd..............................  3,101,823     18,034,478            0.9%
    Fairfax Media, Ltd........................... 19,821,806     10,609,859            0.5%
#   Healthscope, Ltd.............................  8,543,532     15,565,749            0.8%
    Iluka Resources, Ltd.........................  1,760,123     15,451,894            0.8%
#   Independence Group NL........................  3,049,253     11,730,613            0.6%
#   IOOF Holdings, Ltd...........................  2,368,404     15,905,535            0.8%
#   JB Hi-Fi, Ltd................................    962,791     18,562,184            0.9%
    Link Administration Holdings, Ltd............  2,142,675     13,332,454            0.7%
    Macquarie Atlas Roads Group..................  3,516,909     17,004,838            0.9%
#   Metcash, Ltd.................................  6,611,120     17,844,135            0.9%
    Mineral Resources, Ltd.......................  1,168,088     15,641,803            0.8%
#   Monadelphous Group, Ltd......................    813,595      9,840,232            0.5%
    nib holdings, Ltd............................  2,972,376     12,425,083            0.6%
    Northern Star Resources, Ltd.................  4,806,957     22,941,083            1.2%
    Nufarm, Ltd..................................  1,720,608     11,760,789            0.6%
    Orora, Ltd...................................  7,096,268     17,797,679            0.9%
    OZ Minerals, Ltd.............................  2,198,276     15,170,239            0.8%
#   Perpetual, Ltd...............................    356,426     10,752,872            0.5%
    Primary Health Care, Ltd.....................  3,326,526      9,483,692            0.5%
    Regis Resources, Ltd.........................  3,227,165     11,388,171            0.6%
*   Saracen Mineral Holdings, Ltd................  7,247,386     10,187,827            0.5%
    Sims Metal Management, Ltd...................  1,382,214     16,705,016            0.9%
    Sirtex Medical, Ltd..........................    549,789     11,498,229            0.6%
    Spark Infrastructure Group...................  9,880,226     17,420,897            0.9%
    St Barbara, Ltd..............................  4,165,437     13,288,919            0.7%
    Steadfast Group, Ltd.........................  4,895,617     10,080,408            0.5%
    WorleyParsons, Ltd...........................  1,474,136     17,967,912            0.9%
    Other Securities.............................               578,745,404           29.2%
                                                             --------------           -----
TOTAL AUSTRALIA..................................             1,118,848,658           56.7%
                                                             --------------           -----

CANADA -- (0.0%)
    Other Securities.............................                   103,199            0.0%
                                                             --------------           -----

CHINA -- (0.0%)
    Other Securities.............................                   157,406            0.0%
                                                             --------------           -----

HONG KONG -- (24.2%)
    Dah Sing Financial Holdings, Ltd.............  1,526,544     10,193,764            0.5%
#   Haitong International Securities Group, Ltd.. 17,520,259     10,213,217            0.5%
    Hopewell Holdings, Ltd.......................  3,604,500     12,786,298            0.7%
#   IGG, Inc.....................................  7,730,000     11,625,114            0.6%
    Luk Fook Holdings International, Ltd.........  3,329,000     13,914,340            0.7%
#   Man Wah Holdings, Ltd........................ 13,457,600      9,952,949            0.5%
    NagaCorp, Ltd................................ 12,782,000     13,214,612            0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
HONG KONG -- (Continued)
      Orient Overseas International, Ltd...  1,123,000 $   10,677,992            0.6%
      Vitasoy International Holdings, Ltd..  5,663,000     15,017,627            0.8%
#     VTech Holdings, Ltd..................    961,000     11,701,390            0.6%
      Other Securities.....................               405,251,111           20.4%
                                                       --------------          ------
TOTAL HONG KONG............................               524,548,414           26.6%
                                                       --------------          ------

NEW ZEALAND -- (5.3%)
*     a2 Milk Co., Ltd.....................  1,446,358     12,291,996            0.6%
      SKYCITY Entertainment Group, Ltd.....  4,994,656     14,191,767            0.7%
      Other Securities.....................                88,385,662            4.5%
                                                       --------------          ------
TOTAL NEW ZEALAND..........................               114,869,425            5.8%
                                                       --------------          ------

SINGAPORE -- (9.5%)
#     Singapore Post, Ltd.................. 10,888,300     10,963,590            0.6%
#     Singapore Press Holdings, Ltd........  6,191,500     12,651,933            0.7%
      Other Securities.....................               182,634,843            9.2%
                                                       --------------          ------
TOTAL SINGAPORE............................               206,250,366           10.5%
                                                       --------------          ------
TOTAL COMMON STOCKS........................             1,964,777,468           99.6%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.....................                     3,946            0.0%
                                                       --------------          ------

SINGAPORE -- (0.0%)
      Other Securities.....................                    38,864            0.0%
                                                       --------------          ------
TOTAL RIGHTS/WARRANTS......................                    42,810            0.0%
                                                       --------------          ------
TOTAL INVESTMENT SECURITIES................             1,964,820,278
                                                       --------------

                                                          Value+
                                                          ------

SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund....... 17,704,883    204,845,502           10.4%
                                                       --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,060,735,021)..................              $2,169,665,780          110.0%
                                                       ==============          ======

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
   Australia................... $ 99,886 $1,118,748,772   --    $1,118,848,658
   Canada......................  103,199             --   --           103,199
   China.......................       --        157,406   --           157,406
   Hong Kong...................  128,772    524,419,642   --       524,548,414
   New Zealand.................       --    114,869,425   --       114,869,425
   Singapore...................  469,566    205,780,800   --       206,250,366
 Rights/Warrants
   Hong Kong...................       --          3,946   --             3,946
   Singapore...................       --         38,864   --            38,864
 Securities Lending Collateral.       --    204,845,502   --       204,845,502
                                -------- --------------   --    --------------
 TOTAL......................... $801,423 $2,168,864,357   --    $2,169,665,780
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (22.9%)
    B&M European Value Retail SA.......  2,954,304 $ 16,463,263            0.7%
    Bellway P.L.C......................    675,617   30,785,368            1.3%
    Bovis Homes Group P.L.C............    921,633   15,681,182            0.7%
    Cineworld Group P.L.C..............  6,296,220   22,477,551            0.9%
    GVC Holdings P.L.C.................  2,345,568   28,711,150            1.2%
    Inchcape P.L.C.....................  2,461,419   24,590,456            1.0%
#*  Ocado Group P.L.C..................  2,765,277   20,440,094            0.8%
    Playtech P.L.C.....................  1,474,852   16,450,648            0.7%
    SSP Group P.L.C....................  2,417,539   21,633,485            0.9%
#   UBM P.L.C..........................  2,225,114   29,624,081            1.2%
    WH Smith P.L.C.....................    673,112   18,041,546            0.7%
    William Hill P.L.C.................  5,282,292   21,246,242            0.9%
    Other Securities...................             302,609,280           12.4%
                                                   ------------           -----
Total Consumer Discretionary...........             568,754,346           23.4%
                                                   ------------           -----
Consumer Staples -- (4.3%)
    Tate & Lyle P.L.C..................  2,817,200   22,249,665            0.9%
    Tesco P.L.C........................  5,861,451   18,984,864            0.8%
    Other Securities...................              65,870,184            2.7%
                                                   ------------           -----
Total Consumer Staples.................             107,104,713            4.4%
                                                   ------------           -----
Energy -- (4.8%)
    John Wood Group P.L.C..............  3,309,790   25,799,665            1.1%
*   Tullow Oil P.L.C...................  8,835,314   27,649,865            1.1%
    Other Securities...................              65,352,825            2.7%
                                                   ------------           -----
Total Energy...........................             118,802,355            4.9%
                                                   ------------           -----
Financials -- (15.5%)
    Beazley P.L.C......................  3,286,678   26,695,454            1.1%
    Close Brothers Group P.L.C.........    915,384   19,273,549            0.8%
    Hiscox, Ltd........................  1,587,870   32,469,620            1.3%
    IG Group Holdings P.L.C............  2,208,193   25,214,234            1.0%
    Intermediate Capital Group P.L.C...  1,629,822   24,284,252            1.0%
    Man Group P.L.C.................... 10,116,211   25,125,124            1.0%
    NEX Group P.L.C....................  1,743,102   23,653,967            1.0%
    Phoenix Group Holdings.............  2,255,130   24,360,281            1.0%
    TP ICAP P.L.C......................  3,202,107   20,742,675            0.9%
    Other Securities...................             162,692,366            6.7%
                                                   ------------           -----
Total Financials.......................             384,511,522           15.8%
                                                   ------------           -----
Health Care -- (3.5%)
*   BTG P.L.C..........................  1,825,868   17,117,430            0.7%
*   Indivior P.L.C.....................  4,027,574   24,941,106            1.0%
    Other Securities...................              44,708,861            1.9%
                                                   ------------           -----
Total Health Care......................              86,767,397            3.6%
                                                   ------------           -----
Industrials -- (25.3%)
    Babcock International Group P.L.C..  1,882,719   19,003,545            0.8%
    Balfour Beatty P.L.C...............  4,202,276   16,970,478            0.7%
    BBA Aviation P.L.C.................  6,343,089   27,801,029            1.1%
*   Cobham P.L.C....................... 12,959,557   20,467,992            0.8%
    Hays P.L.C.........................  8,695,434   21,428,303            0.9%
    HomeServe P.L.C....................  1,540,342   15,656,085            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
Industrials -- (Continued)
      Howden Joinery Group P.L.C........... 3,999,301 $   26,175,263            1.1%
      IMI P.L.C............................ 1,419,616     21,277,233            0.9%
      Meggitt P.L.C........................ 4,445,188     28,797,493            1.2%
      Melrose Industries P.L.C............. 8,100,948     25,401,717            1.0%
      Rotork P.L.C......................... 4,717,139     21,273,445            0.9%
      Spirax-Sarco Engineering P.L.C.......   250,249     19,837,162            0.8%
      Travis Perkins P.L.C................. 1,220,434     21,252,306            0.9%
      Other Securities.....................              342,734,866           14.1%
                                                      --------------          ------
Total Industrials..........................              628,076,917           25.8%
                                                      --------------          ------
Information Technology -- (9.0%)
      Auto Trader Group P.L.C.............. 5,234,600     25,435,555            1.0%
      Electrocomponents P.L.C.............. 2,859,505     23,905,253            1.0%
      Halma P.L.C.......................... 1,169,892     19,629,613            0.8%
      Rightmove P.L.C......................   329,562     20,668,224            0.9%
      Spectris P.L.C.......................   627,408     23,149,499            1.0%
      Other Securities.....................              111,204,181            4.5%
                                                      --------------          ------
Total Information Technology...............              223,992,325            9.2%
                                                      --------------          ------
Materials -- (6.8%)
*     KAZ Minerals P.L.C................... 1,451,372     18,338,051            0.8%
      RPC Group P.L.C...................... 2,358,548     25,592,298            1.1%
      Victrex P.L.C........................   539,936     19,440,693            0.8%
      Other Securities.....................              106,464,211            4.3%
                                                      --------------          ------
Total Materials............................              169,835,253            7.0%
                                                      --------------          ------
Real Estate -- (2.5%)
      Capital & Counties Properties P.L.C.. 4,280,670     16,941,983            0.7%
      Other Securities.....................               45,290,342            1.9%
                                                      --------------          ------
Total Real Estate..........................               62,232,325            2.6%
                                                      --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities.....................               21,469,248            0.9%
                                                      --------------          ------
Utilities -- (1.5%)
      Pennon Group P.L.C................... 2,281,292     21,675,055            0.9%
      Other Securities.....................               15,444,635            0.6%
                                                      --------------          ------
Total Utilities............................               37,119,690            1.5%
                                                      --------------          ------
TOTAL COMMON STOCKS........................            2,408,666,091           99.1%
                                                      --------------          ------
TOTAL INVESTMENT SECURITIES................            2,408,666,091
                                                      --------------

                                                         Value+
                                               -         ------             -
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund....... 6,488,674     75,073,955            3.1%
                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,060,140,625)..................             $2,483,740,046          102.2%
                                                      ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......      --   $568,754,346   --      $568,754,346
    Consumer Staples............ $22,516    107,082,197   --       107,104,713
    Energy......................      --    118,802,355   --       118,802,355
    Financials..................      --    384,511,522   --       384,511,522
    Health Care.................      --     86,767,397   --        86,767,397
    Industrials.................      --    628,076,917   --       628,076,917
    Information Technology......      --    223,992,325   --       223,992,325
    Materials...................      --    169,835,253   --       169,835,253
    Real Estate.................      --     62,232,325   --        62,232,325
    Telecommunication Services..      --     21,469,248   --        21,469,248
    Utilities...................      --     37,119,690   --        37,119,690
  Securities Lending Collateral.      --     75,073,955   --        75,073,955
                                 ------- --------------   --    --------------
  TOTAL......................... $22,516 $2,483,717,530   --    $2,483,740,046
                                 ======= ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (88.7%)
     AUSTRIA -- (2.8%)
         Other Securities..........           $188,663,585            3.1%
                                              ------------           -----
     BELGIUM -- (4.1%)
     *   Ablynx NV.................   382,567   20,622,770            0.3%
         Ackermans & van Haaren NV.   144,400   26,056,350            0.4%
     #   Umicore SA................   703,600   39,133,206            0.6%
         Other Securities..........            195,503,315            3.3%
                                              ------------           -----
     TOTAL BELGIUM.................            281,315,641            4.6%
                                              ------------           -----

     DENMARK -- (4.3%)
     #   Ambu A.S. Class B.........   919,394   21,321,851            0.4%
     #   GN Store Nord A.S.........   927,706   32,593,996            0.5%
         Jyske Bank A.S............   434,014   25,988,575            0.4%
         Topdanmark A.S............   491,266   23,104,078            0.4%
         Other Securities..........            193,956,718            3.1%
                                              ------------           -----
     TOTAL DENMARK.................            296,965,218            4.8%
                                              ------------           -----

     FINLAND -- (6.0%)
         Amer Sports Oyj...........   814,164   24,904,626            0.4%
         Elisa Oyj.................   834,271   36,876,820            0.6%
     #   Huhtamaki Oyj.............   626,788   25,494,491            0.4%
     #   Kesko Oyj Class B.........   466,452   27,389,954            0.4%
         Metso Oyj.................   757,257   26,913,175            0.4%
         Nokian Renkaat Oyj........   811,148   32,455,519            0.5%
         Other Securities..........            236,783,611            3.9%
                                              ------------           -----
     TOTAL FINLAND.................            410,818,196            6.6%
                                              ------------           -----

     FRANCE -- (12.0%)
         Altran Technologies SA.... 1,370,725   21,158,074            0.4%
     #   Edenred................... 1,178,862   40,612,334            0.7%
         Euronext NV...............   291,850   20,921,019            0.3%
         Ingenico Group SA.........   301,300   26,355,632            0.4%
         Lagardere SCA.............   768,346   21,975,546            0.4%
         Orpea.....................   178,098   22,822,558            0.4%
         Rexel SA.................. 1,773,993   27,499,995            0.5%
     #   Rubis SCA.................   579,892   45,119,200            0.7%
         Teleperformance...........   159,146   25,575,132            0.4%
     *   Ubisoft Entertainment SA..   328,788   31,415,035            0.5%
         Other Securities..........            537,174,059            8.6%
                                              ------------           -----
     TOTAL FRANCE..................            820,628,584           13.3%
                                              ------------           -----

     GERMANY -- (14.2%)
         Aareal Bank AG............   425,534   21,284,786            0.3%
         Aurubis AG................   242,477   21,668,776            0.4%
         Freenet AG................   889,655   28,241,073            0.5%
         Hugo Boss AG..............   332,465   31,167,160            0.5%
     #   K+S AG.................... 1,279,181   37,569,097            0.6%
         Lanxess AG................   482,578   35,746,624            0.6%
         LEG Immobilien AG.........   360,131   41,524,226            0.7%
         Rheinmetall AG............   272,395   35,596,925            0.6%
         Siltronic AG..............   142,539   22,824,292            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
GERMANY -- (Continued)
    Other Securities.....................            $693,392,516           11.1%
                                                     ------------           -----
TOTAL GERMANY............................             969,015,475           15.7%
                                                     ------------           -----

IRELAND -- (1.2%)
    Kingspan Group P.L.C.................    708,796   32,086,423            0.5%
    Other Securities.....................              48,075,296            0.8%
                                                     ------------           -----
TOTAL IRELAND............................              80,161,719            1.3%
                                                     ------------           -----

ISRAEL -- (2.1%)
    Other Securities.....................             145,089,682            2.4%
                                                     ------------           -----

ITALY -- (10.5%)
    A2A SpA.............................. 10,221,563   20,552,947            0.3%
#*  Banco BPM SpA........................  9,509,050   34,492,565            0.6%
    FinecoBank Banca Fineco SpA..........  2,273,171   27,068,385            0.5%
    Moncler SpA..........................    473,723   21,351,584            0.4%
    Prysmian SpA.........................  1,022,877   30,069,544            0.5%
#   Unione di Banche Italiane SpA........  6,849,336   35,278,999            0.6%
    Other Securities.....................             547,736,548            8.7%
                                                     ------------           -----
TOTAL ITALY..............................             716,550,572           11.6%
                                                     ------------           -----

NETHERLANDS -- (5.7%)
    Aalberts Industries NV...............    666,015   32,792,511            0.5%
#   Koninklijke Vopak NV.................    448,556   22,120,611            0.4%
    Other Securities.....................             335,568,484            5.4%
                                                     ------------           -----
TOTAL NETHERLANDS........................             390,481,606            6.3%
                                                     ------------           -----

NORWAY -- (2.2%)
    Other Securities.....................             148,234,073            2.4%
                                                     ------------           -----

PORTUGAL -- (1.1%)
*   Banco Comercial Portugues SA Class R. 67,440,721   22,576,043            0.3%
    Other Securities.....................              51,786,897            0.9%
                                                     ------------           -----
TOTAL PORTUGAL...........................              74,362,940            1.2%
                                                     ------------           -----

SPAIN -- (5.7%)
    Cellnex Telecom SA...................    909,420   24,389,943            0.4%
    Enagas SA............................  1,074,890   31,242,704            0.5%
    Other Securities.....................             335,547,233            5.4%
                                                     ------------           -----
TOTAL SPAIN..............................             391,179,880            6.3%
                                                     ------------           -----

SWEDEN -- (6.6%)
    Other Securities.....................             447,338,307            7.2%
                                                     ------------           -----

SWITZERLAND -- (10.1%)
#   ams AG...............................    316,689   26,119,536            0.4%
    Georg Fischer AG.....................     25,509   31,709,139            0.5%
    Helvetia Holding AG..................     43,900   26,077,101            0.4%
    PSP Swiss Property AG................    253,922   23,725,683            0.4%
    Temenos Group AG.....................    177,013   22,273,170            0.4%
    VAT Group AG.........................    139,293   20,543,121            0.3%
    Other Securities.....................             537,486,469            8.7%
                                                     ------------           -----
TOTAL SWITZERLAND........................             687,934,219           11.1%
                                                     ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------

UNITED KINGDOM -- (0.1%)
      Other Securities...............            $    5,991,571            0.1%
                                                 --------------          ------
TOTAL COMMON STOCKS..................             6,054,731,268           98.0%
                                                 --------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Other Securities...............                47,892,061            0.8%
                                                 --------------          ------
TOTAL PREFERRED STOCKS...............                47,892,061            0.8%
                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
ISRAEL -- (0.0%)
      Other Securities...............                     8,942            0.0%
                                                 --------------          ------

NORWAY -- (0.0%)
      Other Securities...............                       219            0.0%
                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............                    27,315            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS                                    36,476            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             6,102,659,805
                                                 --------------

                                                    Value+
                                                    ------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment Fund. 62,244,594    720,169,955           11.6%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,135,530,755)............              $6,822,829,760          110.4%
                                                 ==============          ======

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                          ---------------------------------------------
                            Level 1     Level 2    Level 3    Total
                          ----------- ------------ ------- ------------
        Common Stocks
          Austria........          -- $188,663,585   --    $188,663,585
          Belgium........ $ 7,612,207  273,703,434   --     281,315,641
          Denmark........          --  296,965,218   --     296,965,218
          Finland........          --  410,818,196   --     410,818,196
          France.........          --  820,628,584   --     820,628,584
          Germany........          --  969,015,475   --     969,015,475
          Ireland........          --   80,161,719   --      80,161,719
          Israel.........          --  145,089,682   --     145,089,682
          Italy..........          --  716,550,572   --     716,550,572
          Netherlands....  13,950,141  376,531,465   --     390,481,606
          Norway.........     555,976  147,678,097   --     148,234,073
          Portugal.......          --   74,362,940   --      74,362,940
          Spain..........          --  391,179,880   --     391,179,880
          Sweden.........          --  447,338,307   --     447,338,307
          Switzerland....          --  687,934,219   --     687,934,219
          United Kingdom.          --    5,991,571   --       5,991,571
        Preferred Stocks
          Germany........          --   47,892,061   --      47,892,061

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Rights/Warrants
  Israel......................          -- $        8,942   --    $        8,942
  Norway......................          --            219   --               219
  Spain.......................          --         27,315   --            27,315
Securities Lending Collateral.          --    720,169,955   --       720,169,955
                               ----------- --------------   --    --------------
TOTAL......................... $22,118,324 $6,800,711,436   --    $6,822,829,760
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
COMMON STOCKS -- (86.0%)
Consumer Discretionary -- (6.4%)
#   Enercare, Inc............................   615,359 $  8,320,131            0.7%
*   Great Canadian Gaming Corp...............   343,338    9,797,815            0.8%
*   Stars Group, Inc. (The)..................   292,985    9,113,923            0.8%
    Other Securities.........................             60,742,551            5.1%
                                                        ------------           -----
Total Consumer Discretionary.................             87,974,420            7.4%
                                                        ------------           -----
Consumer Staples -- (4.2%)
    Cott Corp................................   883,470   12,633,287            1.1%
    Jean Coutu Group PJC, Inc. (The) Class A.   416,076    7,968,619            0.7%
    Premium Brands Holdings Corp.............   142,762   13,410,588            1.1%
    Other Securities.........................             23,519,696            2.0%
                                                        ------------           -----
Total Consumer Staples.......................             57,532,190            4.9%
                                                        ------------           -----
Energy -- (19.4%)
    Enerplus Corp............................ 1,226,018   14,227,710            1.2%
#   Gibson Energy, Inc.......................   814,301   10,508,951            0.9%
*   Gran Tierra Energy, Inc.................. 2,733,152    9,004,426            0.8%
#*  Kelt Exploration, Ltd.................... 1,174,340    7,426,801            0.6%
*   MEG Energy Corp.......................... 1,516,583    7,843,071            0.7%
    Mullen Group, Ltd........................   651,427    7,382,112            0.6%
*   NuVista Energy, Ltd...................... 1,310,626    8,605,146            0.7%
*   Parex Resources, Inc.....................   879,102   15,124,704            1.3%
#   Parkland Fuel Corp.......................   465,525   10,808,287            0.9%
    Whitecap Resources, Inc.................. 1,866,514   13,519,670            1.1%
    Other Securities.........................            160,925,270           13.7%
                                                        ------------           -----
Total Energy.................................            265,376,148           22.5%
                                                        ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank....................   601,480   15,960,453            1.3%
#   Genworth MI Canada, Inc..................   313,480   10,132,342            0.9%
#   Laurentian Bank of Canada................   268,259   10,302,466            0.9%
    TMX Group, Ltd...........................   188,458   11,366,632            1.0%
    Other Securities.........................             49,316,888            4.1%
                                                        ------------           -----
Total Financials.............................             97,078,781            8.2%
                                                        ------------           -----
Health Care -- (1.4%)
    Other Securities.........................             18,685,127            1.6%
                                                        ------------           -----
Industrials -- (10.4%)
#   Maxar Technologies, Ltd..................   184,215    8,335,910            0.7%
    New Flyer Industries, Inc................   240,620   11,051,335            0.9%
    Russel Metals, Inc.......................   396,906    9,020,380            0.8%
    Stantec, Inc.............................   356,516    9,071,520            0.8%
    TFI International, Inc...................   526,553   15,243,565            1.3%
    Toromont Industries, Ltd.................   213,413    9,346,324            0.8%
    Transcontinental, Inc. Class A...........   431,276    9,082,677            0.8%
    Other Securities.........................             71,157,866            5.9%
                                                        ------------           -----
Total Industrials............................            142,309,577           12.0%
                                                        ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
Information Technology -- (4.1%)
*     Celestica, Inc......................    755,063 $    8,691,796            0.8%
*     Descartes Systems Group, Inc. (The).    493,188     14,577,269            1.2%
      Other Securities....................                32,909,635            2.8%
                                                      --------------          ------
Total Information Technology..............                56,178,700            4.8%
                                                      --------------          ------
Materials -- (24.9%)
      Alamos Gold, Inc. Class A...........  2,373,124     12,827,195            1.1%
*     B2Gold Corp.........................  4,734,158     13,605,704            1.2%
*     Canfor Corp.........................    476,770     10,950,541            0.9%
*     Centerra Gold, Inc..................  1,552,135      9,477,581            0.8%
*     Detour Gold Corp....................  1,073,245      7,757,088            0.7%
      HudBay Minerals, Inc................  1,655,086     11,562,850            1.0%
*     IAMGOLD Corp........................  3,203,040     17,512,630            1.5%
*     Interfor Corp.......................    467,908      8,749,929            0.7%
      Kirkland Lake Gold, Ltd.............    798,455     13,929,975            1.2%
*     New Gold, Inc.......................  3,603,151      8,446,968            0.7%
      OceanaGold Corp.....................  3,704,860      9,983,890            0.8%
      Pan American Silver Corp............  1,044,715     16,843,024            1.4%
*     SSR Mining, Inc.....................    735,305      7,530,870            0.6%
      Stella-Jones, Inc...................    269,206      9,755,952            0.8%
#     Tahoe Resources, Inc................  1,771,325      8,925,949            0.8%
      Yamana Gold, Inc....................  3,815,269     10,964,868            0.9%
      Other Securities....................               162,556,886           13.8%
                                                      --------------          ------
Total Materials...........................               341,381,900           28.9%
                                                      --------------          ------
Real Estate -- (3.4%)
      Colliers International Group, Inc...    193,437     13,138,861            1.1%
      FirstService Corp...................    184,286     12,917,746            1.1%
      Other Securities....................                20,670,867            1.8%
                                                      --------------          ------
Total Real Estate.........................                46,727,474            4.0%
                                                      --------------          ------
Utilities -- (4.7%)
      Capital Power Corp..................    617,409     11,723,534            1.0%
#     Superior Plus Corp..................    849,685      8,232,471            0.7%
      TransAlta Corp......................  1,769,559      9,316,733            0.8%
      Other Securities....................                34,487,348            2.9%
                                                      --------------          ------
Total Utilities...........................                63,760,086            5.4%
                                                      --------------          ------
TOTAL COMMON STOCKS.......................             1,177,004,403           99.7%
                                                      --------------          ------
TOTAL INVESTMENT SECURITIES...............             1,177,004,403
                                                      --------------

                                                         Value+
                                                         ------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@  DFA Short Term Investment Fund...... 16,501,424    190,921,477           16.2%
                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,482,580,550).................              $1,367,925,880          115.9%
                                                      ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $   87,967,366 $      7,054   --    $   87,974,420
  Consumer Staples............     57,532,190           --   --        57,532,190
  Energy......................    265,376,139            9   --       265,376,148
  Financials..................     97,078,781           --   --        97,078,781
  Health Care.................     18,685,127           --   --        18,685,127
  Industrials.................    142,309,577           --   --       142,309,577
  Information Technology......     56,178,700           --   --        56,178,700
  Materials...................    341,380,158        1,742   --       341,381,900
  Real Estate.................     46,727,474           --   --        46,727,474
  Utilities...................     63,760,086           --   --        63,760,086
Securities Lending Collateral.             --  190,921,477   --       190,921,477
                               -------------- ------------   --    --------------
TOTAL......................... $1,176,995,598 $190,930,282   --    $1,367,925,880
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
COMMON STOCKS -- (93.4%)
BRAZIL -- (5.1%)
    Ambev SA ADR........................................  5,984,451 $   39,617,066            0.6%
*   Petroleo Brasileiro SA..............................  2,706,971     19,031,941            0.3%
    Vale SA.............................................  3,260,013     45,291,394            0.7%
    Vale SA Sponsored ADR...............................  1,665,739     23,053,821            0.4%
    Other Securities....................................               208,234,446            3.3%
                                                                    --------------           -----
TOTAL BRAZIL............................................               335,228,668            5.3%
                                                                    --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                91,983,558            1.4%
                                                                    --------------           -----

CHINA -- (16.5%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........    524,851     93,706,898            1.5%
*   Baidu, Inc. Sponsored ADR...........................    106,675     26,764,758            0.4%
    Bank of China, Ltd. Class H......................... 38,183,181     20,727,017            0.3%
    China Construction Bank Corp. Class H............... 51,616,590     54,076,560            0.9%
    China Mobile, Ltd. Sponsored ADR....................    902,501     42,832,697            0.7%
    China Overseas Land & Investment, Ltd...............  5,600,000     18,763,536            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 44,476,185     39,044,799            0.6%
#   Ping An Insurance Group Co. of China, Ltd. Class H..  3,690,000     36,056,465            0.6%
    Tencent Holdings, Ltd...............................  3,704,000    182,099,318            2.9%
    Other Securities....................................               569,302,297            8.8%
                                                                    --------------           -----
TOTAL CHINA.............................................             1,083,374,345           17.0%
                                                                    --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                29,163,315            0.5%
                                                                    --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                11,320,543            0.2%
                                                                    --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 7,867,478            0.1%
                                                                    --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                16,993,952            0.3%
                                                                    --------------           -----

HUNGARY -- (0.5%)
    Other Securities....................................                29,526,615            0.5%
                                                                    --------------           -----

INDIA -- (11.7%)
    HDFC Bank, Ltd......................................  1,383,984     40,178,293            0.6%
    Hindustan Unilever, Ltd.............................    992,915     22,261,640            0.4%
    Housing Development Finance Corp., Ltd..............  1,536,141     43,194,699            0.7%
    Infosys, Ltd........................................  1,805,229     32,365,991            0.5%
    ITC, Ltd............................................  4,651,621     19,622,074            0.3%
    Maruti Suzuki India, Ltd............................    138,331     18,190,216            0.3%
    Reliance Industries, Ltd............................  3,162,713     45,461,821            0.7%
    Tata Consultancy Services, Ltd......................    702,461     37,048,009            0.6%
    Other Securities....................................               511,920,870            8.0%
                                                                    --------------           -----
TOTAL INDIA.............................................               770,243,613           12.1%
                                                                    --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................               155,146,804            2.4%
                                                                    --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
MALAYSIA -- (3.0%)
    Public Bank Bhd..............................  3,656,014 $   22,122,427            0.4%
    Other Securities.............................               173,447,644            2.7%
                                                             --------------           -----
TOTAL MALAYSIA...................................               195,570,071            3.1%
                                                             --------------           -----

MEXICO -- (3.7%)
    America Movil S.A.B. de C.V. Series L........ 48,207,854     44,593,821            0.7%
    Grupo Mexico S.A.B. de C.V. Series B.........  6,360,255     21,057,958            0.3%
    Wal-Mart de Mexico S.A.B. de C.V.............  7,198,435     20,014,844            0.3%
    Other Securities.............................               159,968,651            2.5%
                                                             --------------           -----
TOTAL MEXICO.....................................               245,635,274            3.8%
                                                             --------------           -----

PERU -- (0.3%)
    Credicorp, Ltd...............................     78,885     18,339,974            0.3%
    Other Securities.............................                 2,784,756            0.0%
                                                             --------------           -----
TOTAL PERU.......................................                21,124,730            0.3%
                                                             --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities.............................                81,363,316            1.3%
                                                             --------------           -----

POLAND -- (1.6%)
    Other Securities.............................               103,007,068            1.6%
                                                             --------------           -----

RUSSIA -- (1.5%)
    Sberbank of Russia PJSC Sponsored ADR........  1,818,206     26,884,454            0.4%
    Other Securities.............................                71,830,889            1.1%
                                                             --------------           -----
TOTAL RUSSIA.....................................                98,715,343            1.5%
                                                             --------------           -----

SOUTH AFRICA -- (8.0%)
    Barclays Africa Group, Ltd...................  2,048,355     30,002,817            0.5%
    FirstRand, Ltd...............................  4,821,116     25,819,616            0.4%
    MTN Group, Ltd...............................  3,210,942     32,227,237            0.5%
    Naspers, Ltd. Class N........................    341,078     83,093,265            1.3%
#   Sasol, Ltd. Sponsored ADR....................    776,248     27,580,091            0.4%
    Standard Bank Group, Ltd.....................  2,064,368     35,405,121            0.6%
    Other Securities.............................               288,655,212            4.5%
                                                             --------------           -----
TOTAL SOUTH AFRICA...............................               522,783,359            8.2%
                                                             --------------           -----

SOUTH KOREA -- (17.4%)
#*  Celltrion, Inc...............................     86,084     21,595,636            0.3%
    Hana Financial Group, Inc....................    480,370     21,344,370            0.3%
#   Hyundai Motor Co.............................    144,321     21,525,156            0.3%
    KB Financial Group, Inc......................    319,263     18,138,931            0.3%
    NAVER Corp...................................     37,790     25,199,972            0.4%
    POSCO........................................     70,065     24,141,643            0.4%
    Samsung Electronics Co., Ltd.................     98,259    243,485,802            3.8%
    Samsung Electronics Co., Ltd. GDR............     52,509     64,281,135            1.0%
    SK Hynix, Inc................................    821,484     64,604,772            1.0%
    Other Securities.............................               634,128,095           10.0%
                                                             --------------           -----
TOTAL SOUTH KOREA................................             1,138,445,512           17.8%
                                                             --------------           -----

TAIWAN -- (14.0%)
    ASE Industrial Holdings Co., Ltd.............  7,079,781     19,215,061            0.3%
    Hon Hai Precision Industry Co., Ltd.......... 17,063,653     47,460,530            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd.. 23,066,808    175,707,670            2.8%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              Percentage
                                                                    Shares      Value++     of Net Assets**
                                                                    ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.  1,815,491 $   69,805,629            1.1%
      Other Securities...........................................               609,575,734            9.4%
                                                                             --------------          ------
TOTAL TAIWAN.....................................................               921,764,624           14.4%
                                                                             --------------          ------

THAILAND -- (3.0%)
      PTT PCL.................................................... 16,434,000     29,420,817            0.5%
      Other Securities...........................................               168,588,601            2.6%
                                                                             --------------          ------
TOTAL THAILAND...................................................               198,009,418            3.1%
                                                                             --------------          ------

TURKEY -- (1.1%)
      Other Securities...........................................                72,770,566            1.1%
                                                                             --------------          ------
TOTAL COMMON STOCKS..............................................             6,130,038,172           96.0%
                                                                             --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA..........................................  2,718,984     26,831,262            0.4%
      Itau Unibanco Holding SA...................................  4,057,827     59,085,909            0.9%
*     Petroleo Brasileiro SA.....................................  2,860,161     18,753,682            0.3%
      Other Securities...........................................                47,573,680            0.8%
                                                                             --------------          ------
TOTAL BRAZIL.....................................................               152,244,533            2.4%
                                                                             --------------          ------

CHILE -- (0.0%)
      Other Securities...........................................                   874,139            0.0%
                                                                             --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...........................................                 5,970,079            0.1%
                                                                             --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...........................................                    90,595            0.0%
                                                                             --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...........................................                   280,119            0.0%
                                                                             --------------          ------
TOTAL PREFERRED STOCKS...........................................               159,459,465            2.5%
                                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
MALAYSIA -- (0.0%)
      Other Securities...........................................                    34,866            0.0%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES......................................             6,289,532,503
                                                                             --------------

                                                                                Value+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund............................. 23,593,302    272,974,500            4.3%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,166,657,005)........................................              $6,562,507,003          102.8%
                                                                             ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


At April 30, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,273,725 $37,446,500  $(1,827,225)
S&P 500(R) Emini Index.........     54     06/15/18    6,989,630   7,146,900       157,270
                                                     ----------- -----------  ------------
Total futures contracts........                      $46,263,355 $44,593,400  $(1,669,955)
                                                     =========== ===========  ============

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------  -------------- ------- --------------
Common Stocks
  Brazil...................... $  335,228,668              --   --    $  335,228,668
  Chile.......................     45,788,299  $   46,195,259   --        91,983,558
  China.......................    270,654,834     812,719,511   --     1,083,374,345
  Colombia....................     29,163,315              --   --        29,163,315
  Czech Republic..............             --      11,320,543   --        11,320,543
  Egypt.......................        660,723       7,206,755   --         7,867,478
  Greece......................             --      16,993,952   --        16,993,952
  Hungary.....................             --      29,526,615   --        29,526,615
  India.......................     30,293,727     739,949,886   --       770,243,613
  Indonesia...................      5,361,928     149,784,876   --       155,146,804
  Malaysia....................             --     195,570,071   --       195,570,071
  Mexico......................    245,635,274              --   --       245,635,274
  Peru........................     21,124,730              --   --        21,124,730
  Philippines.................      1,771,538      79,591,778   --        81,363,316
  Poland......................             --     103,007,068   --       103,007,068
  Russia......................      7,053,643      91,661,700   --        98,715,343
  South Africa................     55,434,585     467,348,774   --       522,783,359
  South Korea.................     29,636,122   1,108,809,390   --     1,138,445,512
  Taiwan......................    101,175,018     820,589,606   --       921,764,624
  Thailand....................    198,009,418              --   --       198,009,418
  Turkey......................        638,699      72,131,867   --        72,770,566
Preferred Stocks
  Brazil......................    152,244,533              --   --       152,244,533
  Chile.......................             --         874,139   --           874,139
  Colombia....................      5,970,079              --   --         5,970,079
  Malaysia....................         90,595              --   --            90,595
  South Korea.................        280,119              --   --           280,119
Rights/Warrants
  Malaysia....................             --          34,866   --            34,866
Securities Lending Collateral.             --     272,974,500   --       272,974,500
Futures Contracts**...........     (1,669,955)             --   --        (1,669,955)
                               --------------  --------------   --    --------------
TOTAL......................... $1,534,545,892  $5,026,291,156   --    $6,560,837,048
                               ==============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
COMMON STOCKS -- (92.0%)
BRAZIL -- (6.4%)
*   B2W Cia Digital....................................  1,578,484 $   13,021,866            0.2%
    BR Malls Participacoes SA..........................  7,687,922     23,964,406            0.3%
    EDP - Energias do Brasil SA........................  3,335,614     13,225,530            0.2%
    Equatorial Energia SA..............................  1,951,558     39,636,147            0.5%
    Estacio Participacoes SA...........................  3,387,190     30,843,618            0.4%
    Iguatemi Empresa de Shopping Centers SA............  1,216,795     12,399,972            0.2%
    Localiza Rent a Car SA.............................  2,339,234     18,623,326            0.2%
    Qualicorp SA.......................................  2,251,805     15,651,819            0.2%
    Sul America SA.....................................  2,893,754     17,858,801            0.2%
    Transmissora Alianca de Energia Eletrica SA........  2,532,218     15,389,050            0.2%
    Via Varejo SA......................................  1,547,219     13,139,348            0.2%
    Other Securities...................................               317,074,309            4.0%
                                                                   --------------           -----
TOTAL BRAZIL...........................................               530,828,192            6.8%
                                                                   --------------           -----

CHILE -- (1.6%)
    Engie Energia Chile SA.............................  5,751,282     12,401,303            0.2%
    Parque Arauco SA...................................  6,109,643     19,078,415            0.3%
    Other Securities...................................               102,734,902            1.2%
                                                                   --------------           -----
TOTAL CHILE............................................               134,214,620            1.7%
                                                                   --------------           -----

CHINA -- (16.2%)
    China Conch Venture Holdings, Ltd..................  5,373,000     16,680,779            0.2%
    China Everbright, Ltd..............................  6,106,000     13,436,651            0.2%
    China Jinmao Holdings Group, Ltd................... 27,318,300     15,464,229            0.2%
    China Medical System Holdings, Ltd.................  5,765,500     14,118,415            0.2%
#   China National Building Material Co., Ltd. Class H. 29,402,450     34,350,703            0.5%
    China Resources Cement Holdings, Ltd............... 17,538,000     18,398,730            0.2%
    CIFI Holdings Group Co., Ltd....................... 19,426,000     15,296,956            0.2%
    Huaneng Renewables Corp., Ltd. Class H............. 29,660,000     13,172,080            0.2%
    Kingboard Chemical Holdings, Ltd...................  3,756,421     15,282,210            0.2%
#*  Kingdee International Software Group Co., Ltd...... 15,099,200     14,657,689            0.2%
    KWG Property Holding, Ltd.......................... 10,848,950     14,613,994            0.2%
    Shenzhen International Holdings, Ltd...............  7,775,367     16,988,384            0.2%
#   SSY Group, Ltd..................................... 13,919,152     14,064,422            0.2%
    Yuexiu Property Co., Ltd........................... 54,806,284     12,330,407            0.2%
    Other Securities...................................             1,110,706,437           14.0%
                                                                   --------------           -----
TOTAL CHINA............................................             1,339,562,086           17.1%
                                                                   --------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................................                19,138,493            0.2%
                                                                   --------------           -----

GREECE -- (0.3%)
    Other Securities...................................                29,630,140            0.4%
                                                                   --------------           -----

HONG KONG -- (0.0%)
    Other Securities...................................                   660,612            0.0%
                                                                   --------------           -----

HUNGARY -- (0.1%)
    Other Securities...................................                 7,507,336            0.1%
                                                                   --------------           -----

INDIA -- (13.4%)
    Biocon, Ltd........................................  1,280,367     12,727,828            0.2%
    Federal Bank, Ltd..................................  8,667,989     12,719,189            0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
INDIA -- (Continued)
    IIFL Holdings, Ltd..................................  1,460,861 $   16,736,051            0.2%
    MindTree, Ltd.......................................    861,247     13,930,546            0.2%
    Tata Global Beverages, Ltd..........................  2,778,424     12,344,622            0.2%
    Other Securities....................................             1,040,894,019           13.2%
                                                                    --------------           -----
TOTAL INDIA.............................................             1,109,352,255           14.2%
                                                                    --------------           -----

INDONESIA -- (2.7%)
    Indah Kiat Pulp & Paper Corp. Tbk PT................ 15,829,900     14,945,460            0.2%
    Other Securities....................................               206,540,754            2.6%
                                                                    --------------           -----
TOTAL INDONESIA.........................................               221,486,214            2.8%
                                                                    --------------           -----

MALAYSIA -- (3.1%)
    Other Securities....................................               254,515,726            3.3%
                                                                    --------------           -----

MEXICO -- (2.3%)
#   Alsea S.A.B. de C.V.................................  5,090,080     18,896,552            0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..  2,460,734     12,979,936            0.2%
#   Regional S.A.B. de C.V..............................  2,045,326     13,018,659            0.2%
    Other Securities....................................               144,063,228            1.7%
                                                                    --------------           -----
TOTAL MEXICO............................................               188,958,375            2.4%
                                                                    --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities....................................                92,272,728            1.2%
                                                                    --------------           -----

POLAND -- (1.1%)
    Other Securities....................................                89,164,781            1.1%
                                                                    --------------           -----

SOUTH AFRICA -- (6.2%)
    AVI, Ltd............................................  3,142,173     28,740,982            0.4%
    Barloworld, Ltd.....................................  2,208,890     29,832,763            0.4%
    Clicks Group, Ltd...................................  2,253,417     38,526,490            0.5%
    Foschini Group, Ltd. (The)..........................  1,107,552     19,055,950            0.3%
    JSE, Ltd............................................    831,201     13,043,960            0.2%
    Pick n Pay Stores, Ltd..............................  2,687,210     17,396,231            0.2%
    SPAR Group, Ltd. (The)..............................  1,306,934     22,142,969            0.3%
    Truworths International, Ltd........................  1,797,580     14,696,255            0.2%
    Other Securities....................................               331,732,560            4.1%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................               515,168,160            6.6%
                                                                    --------------           -----

SOUTH KOREA -- (16.5%)
#   Cosmax, Inc.........................................     86,687     12,656,309            0.2%
    Fila Korea, Ltd.....................................    101,983     12,387,329            0.2%
    Other Securities....................................             1,342,540,647           17.1%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             1,367,584,285           17.5%
                                                                    --------------           -----

TAIWAN -- (16.0%)
*   Macronix International..............................  8,930,820     14,187,462            0.2%
    Walsin Technology Corp..............................  2,159,793     13,576,606            0.2%
    Other Securities....................................             1,295,870,244           16.5%
                                                                    --------------           -----
TOTAL TAIWAN............................................             1,323,634,312           16.9%
                                                                    --------------           -----

THAILAND -- (3.3%)
    Other Securities....................................               275,864,290            3.5%
                                                                    --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------

TURKEY -- (1.5%)
      Other Securities...............................            $  127,874,059            1.6%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             7,627,416,664           97.4%
                                                                 --------------          ------

PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
      Cia Energetica de Minas Gerais.................  6,467,029     15,617,454            0.2%
      Usinas Siderurgicas de Minas Gerais SA Class A.  4,124,699     12,833,758            0.2%
      Other Securities...............................                81,019,411            1.0%
                                                                 --------------          ------
TOTAL BRAZIL.........................................               109,470,623            1.4%
                                                                 --------------          ------

CHILE -- (0.0%)
      Other Securities...............................                 1,711,091            0.0%
                                                                 --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...............................                 3,703,646            0.1%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................               114,885,360            1.5%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities...............................                   607,922            0.0%
                                                                 --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...............................                   135,341            0.0%
                                                                 --------------          ------

TAIWAN -- (0.0%)
      Other Securities...............................                    11,812            0.0%
                                                                 --------------          ------

THAILAND -- (0.0%)
      Other Securities...............................                   136,457            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                   891,532            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             7,743,193,556
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund................. 47,054,399    544,419,393            7.0%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,029,209,424)............................              $8,287,612,949          105.9%
                                                                 ==============          ======

At April 30, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,381,028 $37,446,500  $(1,934,528)
S&P 500(R) Emini Index.........    107     06/15/18   14,770,707  14,161,450     (609,257)
                                                     ----------- -----------  ------------
Total futures contracts........                      $54,151,735 $51,607,950  $(2,543,785)
                                                     =========== ===========  ============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------  -------------- ------- --------------
Common Stocks
  Brazil...................... $  530,828,192              --   --    $  530,828,192
  Chile.......................        630,711  $  133,583,909   --       134,214,620
  China.......................     64,649,621   1,274,912,465   --     1,339,562,086
  Colombia....................     19,138,493              --   --        19,138,493
  Greece......................             --      29,630,140   --        29,630,140
  Hong Kong...................          2,081         658,531   --           660,612
  Hungary.....................             --       7,507,336   --         7,507,336
  India.......................        825,665   1,108,526,590   --     1,109,352,255
  Indonesia...................      1,101,770     220,384,444   --       221,486,214
  Malaysia....................             --     254,515,726   --       254,515,726
  Mexico......................    188,930,114          28,261   --       188,958,375
  Philippines.................             --      92,272,728   --        92,272,728
  Poland......................             --      89,164,781   --        89,164,781
  South Africa................      7,263,561     507,904,599   --       515,168,160
  South Korea.................             --   1,367,584,285   --     1,367,584,285
  Taiwan......................         83,171   1,323,551,141   --     1,323,634,312
  Thailand....................    275,502,166         362,124   --       275,864,290
  Turkey......................             --     127,874,059   --       127,874,059
Preferred Stocks
  Brazil......................    109,470,623              --   --       109,470,623
  Chile.......................             --       1,711,091   --         1,711,091
  Colombia....................      3,703,646              --   --         3,703,646
Rights/Warrants
  Indonesia...................             --         607,922   --           607,922
  Malaysia....................             --         135,341   --           135,341
  Taiwan......................             --          11,812   --            11,812
  Thailand....................             --         136,457   --           136,457
Securities Lending Collateral.             --     544,419,393   --       544,419,393
Futures Contracts**...........     (2,543,785)             --   --        (2,543,785)
                               --------------  --------------   --    --------------
TOTAL......................... $1,199,586,029  $7,085,483,135   --    $8,285,069,164
                               ==============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                The Japanese   The Asia
                                                                   The U.S. Large    The DFA       Small     Pacific Small
                                                                     Cap Value    International   Company       Company
                                                                      Series*     Value Series*   Series*       Series*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,160,315, $1,077,124,
 $335,897 and $321,847 of securities on loan,
 respectively)....................................................  $28,598,793    $13,177,738   $4,389,572   $1,964,820
Temporary Cash Investments at Value & Cost........................      272,827             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $631,384, $1,087,839, $273,047 and
 $204,847)........................................................      631,407      1,087,880      273,050      204,846
Segregated Cash for Futures Contracts.............................        8,729          4,961           --           --
Foreign Currencies at Value.......................................           --        126,795       10,733        4,470
Cash..............................................................           --         40,636        8,408          783
Receivables:
  Investment Securities Sold......................................       21,567         44,997        7,050        2,314
  Dividends, Interest and Tax Reclaims............................       30,837         77,607       36,635        3,374
  Securities Lending Income.......................................          198          1,163        1,202          682
Unrealized Gain on Foreign Currency Contracts.....................           --              4           --            7
Prepaid Expenses and Other Assets.................................           26             14            4            2
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   29,564,384     14,561,795    4,726,654    2,181,298
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      631,403      1,087,898      273,083      204,846
  Investment Securities Purchased.................................       76,946         61,664        8,698        2,880
  Due to Advisor..................................................        2,385          2,190          366          163
  Futures Margin Variation........................................        1,836            995           --           --
Unrealized Loss on Foreign Currency Contracts.....................           --              2           --            9
Accrued Expenses and Other Liabilities............................        1,373          1,056          504          213
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................      713,943      1,153,805      282,651      208,111
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $28,850,441    $13,407,990   $4,444,003   $1,973,187
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $19,687,331    $10,982,277   $3,252,265   $1,855,888
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................  $        --    $   129,029   $   10,745   $    4,548
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                   The
                                                  The United   Continental The Canadian
                                                 Kingdom Small    Small       Small     The Emerging The Emerging
                                                    Company      Company     Company      Markets    Markets Small
                                                    Series*      Series*     Series*      Series*     Cap Series*
                                                 ------------- ----------- ------------ ------------ -------------
ASSETS:
Investments at Value (including $70,044,
 $791,835, $186,345, $418,132 and
 $1,075,660 of securities on loan,
 respectively)..................................  $2,408,666   $6,102,660   $1,177,004   $6,289,533   $7,743,194
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $75,072,
 $720,155, $190,918, $272,961 and
 $544,414)......................................      75,074      720,170      190,921      272,974      544,419
Segregated Cash for Futures Contracts...........          --           --           --        2,003        2,311
Foreign Currencies at Value.....................       3,659       11,587        1,936       29,077       74,667
Cash............................................       2,976       12,213          971       49,849        6,788
Receivables:
  Investment Securities Sold....................       2,748       47,319        1,938        6,795        9,076
  Dividends, Interest and Tax Reclaims..........      15,401       19,265          839        5,645        8,644
  Securities Lending Income.....................          67        2,214          391          584        5,330
Unrealized Gain on Foreign Currency
 Contracts......................................          --           --           --           --            1
Prepaid Expenses and Other Assets...............           2            5            1            6            7
                                                  ----------   ----------   ----------   ----------   ----------
     Total Assets...............................   2,508,593    6,915,433    1,374,001    6,656,466    8,394,437
                                                  ----------   ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............      75,078      720,230      190,909      272,984      544,408
  Investment Securities Purchased...............       3,832       11,356        2,549           34       17,768
  Due to Advisor................................         199          511           96          526        1,297
  Futures Margin Variation......................          --           --           --          375          439
Unrealized Loss on Foreign Currency
 Contracts......................................          --            1           --           --           13
Accrued Expenses and Other Liabilities..........         163          651           93        1,386        2,094
                                                  ----------   ----------   ----------   ----------   ----------
     Total Liabilities..........................      79,272      732,749      193,647      275,305      566,019
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSETS......................................  $2,429,321   $6,182,684   $1,180,354   $6,381,161   $7,828,418
                                                  ==========   ==========   ==========   ==========   ==========
Investments at Cost.............................  $1,985,069   $4,415,376   $1,291,663   $3,893,696   $6,484,795
                                                  ==========   ==========   ==========   ==========   ==========
Foreign Currencies at Cost......................  $    3,663   $   11,800   $    1,937   $   29,392   $   76,186
                                                  ==========   ==========   ==========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                         The Japanese   The Asia
                                                               The U.S.       The DFA       Small     Pacific Small
                                                               Large Cap   International   Company       Company
                                                             Value Series# Value Series#   Series#       Series#
                                                             ------------- ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $22,518,
   $4,689 and $559, respectively)...........................  $  320,493     $205,749      $ 42,243      $25,554
  Non Cash Income...........................................          --       12,718            --        6,858
  Income from Securities Lending............................       1,222        4,583         7,025        3,466
                                                              ----------     --------      --------      -------
     Total Investment Income................................     321,715      223,050        49,268       35,878
                                                              ----------     --------      --------      -------
Expenses
  Investment Management Fees................................      14,450       13,103         2,116          963
  Accounting & Transfer Agent Fees..........................         598          277            90           45
  Custodian Fees............................................         130          515           356          179
  Directors'/Trustees' Fees & Expenses......................         111           51            16            7
  Professional Fees.........................................         175           87            27           13
  Other.....................................................         285          181            57           28
                                                              ----------     --------      --------      -------
     Total Expenses.........................................      15,749       14,214         2,662        1,235
                                                              ----------     --------      --------      -------
  Fees Paid Indirectly (Note C).............................          --         (183)          (17)          (7)
                                                              ----------     --------      --------      -------
  Net Expenses..............................................      15,749       14,031         2,645        1,228
                                                              ----------     --------      --------      -------
  Net Investment Income (Loss)..............................     305,966      209,019        46,623       34,650
                                                              ----------     --------      --------      -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................     577,939      356,134       106,917        8,134
    Affiliated Investment Companies Shares Sold.............         (38)        (139)         (132)         (65)
    Futures.................................................      21,852        5,965            --          (70)
    Foreign Currency Transactions...........................          --        1,833          (578)        (136)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     121,705       77,200        96,597       28,127
    Affiliated Investment Companies Shares..................         (14)          55            73           39
    Futures.................................................     (14,899)      (4,571)           --           --
    Translation of Foreign Currency Denominated Amounts.....          --       (1,219)         (713)         (18)
                                                              ----------     --------      --------      -------
  Net Realized and Unrealized Gain (Loss)...................     706,545      435,258       202,164       36,011
                                                              ----------     --------      --------      -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $1,012,511     $644,277      $248,787      $70,661
                                                              ==========     ========      ========      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                     Series#     Series#     Series#      Series#      Series#
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of
   $43, $9,589, $1,795, $5,166 and $5,517,
   respectively)...................................  $ 39,151   $ 60,298     $ 10,262     $ 53,281     $ 53,398
  Income from Securities Lending...................       567      8,943        2,695        2,654       28,523
                                                     --------   --------     --------     --------     --------
     Total Investment Income.......................    39,718     69,241       12,957       55,935       81,921
                                                     --------   --------     --------     --------     --------
Expenses
  Investment Management Fees.......................     1,176      3,031          586        3,243        7,689
  Accounting & Transfer Agent Fees.................        51        130           24          139          164
  Custodian Fees...................................        60        439           41        1,326        1,820
  Directors'/Trustees' Fees & Expenses.............         9         23            5           26           29
  Professional Fees................................        16         39            8           57           81
  Other............................................        32         86           18          102          105
                                                     --------   --------     --------     --------     --------
     Total Expenses................................     1,344      3,748          682        4,893        9,888
                                                     --------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)....................        (8)       (46)          (6)         (85)         (53)
                                                     --------   --------     --------     --------     --------
  Net Expenses.....................................     1,336      3,702          676        4,808        9,835
                                                     --------   --------     --------     --------     --------
  Net Investment Income (Loss).....................    38,382     65,539       12,281       51,127       72,086
                                                     --------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................    66,080    160,869       15,485       85,707      241,330
    Affiliated Investment Companies Shares
     Sold..........................................       (10)      (115)         (18)         (22)         (17)
    Futures........................................        --        161           --        2,701        4,060
    Foreign Currency Transactions..................       398       (114)          82        1,008          (77)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................     4,292    (23,983)     (20,928)     132,049      144,158
    Affiliated Investment Companies Shares.........        --         81           (4)           9          (30)
    Futures........................................        --         --           --       (2,333)      (3,676)
    Translation of Foreign Currency Denominated
     Amounts.......................................      (318)      (569)          14          (43)         (79)
                                                     --------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........    70,442    136,330       (5,369)     219,076      385,669
                                                     --------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $108,824   $201,869     $  6,912     $270,203     $457,755
                                                     ========   ========     ========     ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                        The U.S. Large Cap Value  The DFA International Value   The Japanese Small
                                                 Series                    Series                 Company Series
                                        ------------------------  --------------------------  ----------------------
                                        Six Months       Year     Six Months        Year      Six Months     Year
                                           Ended        Ended        Ended         Ended         Ended      Ended
                                         April 30,     Oct. 31,    April 30,      Oct. 31,     April 30,   Oct. 31,
                                           2018          2017        2018           2017         2018        2017
                                        -----------  -----------  -----------   -----------   ----------- ----------
                                        (Unaudited)               (Unaudited)                 (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......... $   305,966  $   540,980  $   209,019   $   373,063   $   46,623  $   65,529
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........     577,939    1,415,252      356,134       133,582      106,917     174,661
    Affiliated Investment Companies
     Shares Sold.......................         (38)          (4)        (139)           55         (132)         70
    Futures............................      21,852       22,013        5,965        16,570           --          --
    Foreign Currency
     Transactions......................          --           --        1,833        (2,679)        (578)     (2,843)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency..................     121,705    3,199,777       77,200     2,126,222       96,597     616,328
    Affiliated Investment Companies
     Shares............................         (14)         (95)          55           (73)          73        (116)
    Futures............................     (14,899)      11,932       (4,571)        3,736           --          --
    Translation of Foreign Currency
     Denominated Amounts...............          --           --       (1,219)        1,069         (713)        489
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations.......................   1,012,511    5,189,855      644,277     2,651,545      248,787     854,118
                                        -----------  -----------  -----------   -----------   ----------  ----------
Transactions in Interest:
  Contributions........................   1,218,206    2,626,519      401,774       995,812      309,788     195,960
  Withdrawals..........................  (1,056,822)  (1,056,396)    (370,211)     (644,747)    (103,621)   (193,623)
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.........     161,384    1,570,123       31,563       351,065      206,167       2,337
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Total Increase (Decrease) in
      Net Assets.......................   1,173,895    6,759,978      675,840     3,002,610      454,954     856,455
Net Assets
  Beginning of Period..................  27,676,546   20,916,568   12,732,150     9,729,540    3,989,049   3,132,594
                                        -----------  -----------  -----------   -----------   ----------  ----------
  End of Period........................ $28,850,441  $27,676,546  $13,407,990   $12,732,150   $4,444,003  $3,989,049
                                        ===========  ===========  ===========   ===========   ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2018        2017        2018         2017        2018        2017
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   34,650  $   63,045  $   38,382   $   68,684  $   65,539  $  114,873
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........      8,134      57,205      66,080       68,209     160,869     217,209
    Affiliated Investment Companies
     Shares Sold..........................        (65)         63         (10)           2        (115)         32
    Futures...............................        (70)         --          --           --         161          --
    Foreign Currency Transactions.........       (136)       (697)        398          330        (114)        992
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     28,127     131,297       4,292      383,963     (23,983)  1,106,864
    Affiliated Investment Companies
     Shares...............................         39         (85)         --           (8)         81        (119)
    Translation of Foreign Currency
     Denominated Amounts..................        (18)         (7)       (318)         206        (569)        303
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     70,661     250,821     108,824      521,386     201,869   1,440,154
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    162,182     110,964      33,320      158,197     332,232     303,976
  Withdrawals.............................    (75,361)   (101,816)    (42,735)     (33,136)   (102,476)   (140,996)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     86,821       9,148      (9,415)     125,061     229,756     162,980
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    157,482     259,969      99,409      646,447     431,625   1,603,134
Net Assets
  Beginning of Period.....................  1,815,705   1,555,736   2,329,912    1,683,465   5,751,059   4,147,925
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,973,187  $1,815,705  $2,429,321   $2,329,912  $6,182,684  $5,751,059
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             The Canadian Small     The Emerging Markets    The Emerging Markets
                                               Company Series              Series             Small Cap Series
                                           ----------------------  ----------------------  ----------------------
                                           Six Months     Year     Six Months     Year     Six Months     Year
                                              Ended      Ended        Ended      Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2018        2017        2018        2017        2018        2017
                                           ----------- ----------  ----------- ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   12,281  $   24,738  $   51,127  $  128,502  $   72,086  $  176,036
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     15,485     (39,064)     85,707      (7,795)    241,330     173,946
    Affiliated Investment Companies
     Shares Sold..........................        (18)         21         (22)         (8)        (17)         23
    Futures...............................         --          --       2,701       8,355       4,060       9,284
    Foreign Currency Transactions.........         82         (26)      1,008         (35)        (77)         79
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    (20,928)    137,860     132,049   1,213,036     144,158     923,325
    Affiliated Investment Companies
     Shares...............................         (4)        (28)          9         (19)        (30)        (73)
    Futures...............................         --          --      (2,333)        929      (3,676)        843
    Translation of Foreign Currency
     Denominated Amounts..................         14          (7)        (43)        (69)        (79)       (193)
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................      6,912     123,494     270,203   1,342,896     457,755   1,283,270
                                           ----------  ----------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     17,823     269,073     299,372     738,457     351,521     959,649
  Withdrawals.............................    (34,603)   (135,609)   (911,621)   (355,877)   (234,315)   (505,109)
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (16,780)    133,464    (612,249)    382,580     117,206     454,540
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................     (9,868)    256,958    (342,046)  1,725,476     574,961   1,737,810
Net Assets
  Beginning of Period.....................  1,190,222     933,264   6,723,207   4,997,731   7,253,457   5,515,647
                                           ----------  ----------  ----------  ----------  ----------  ----------
  End of Period........................... $1,180,354  $1,190,222  $6,381,161  $6,723,207  $7,828,418  $7,253,457
                                           ==========  ==========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The U.S. Large Cap Value Series
                                                          ----------------------------------------------------------------------
                                                            Six Months        Year         Year          Year          Year
                                                               Ended         Ended        Ended         Ended         Ended
                                                             April 30,      Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                               2018           2017         2016          2015          2014
                                                          -----------------------------------------------------------------------
                                                            (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................        3.67%(D)       24.31%        4.75%         1.32%        15.67%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $28,850,441     $27,676,546  $20,916,568   $19,094,057   $18,376,682
Ratio of Expenses to Average Net Assets..................        0.11%(E)        0.11%        0.11%         0.11%         0.11%
Ratio of Net Investment Income to Average Net Assets.....        2.12%(E)        2.19%        2.39%         2.20%         1.90%
Portfolio Turnover Rate..................................           6%(D)          15%          15%           16%           15%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                  The DFA International Value Series
                                                          ----------------------------------------------------------------------
                                                            Six Months        Year         Year          Year          Year
                                                               Ended         Ended        Ended         Ended         Ended
                                                             April 30,      Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                               2018           2017         2016          2015          2014
                                                          -----------------------------------------------------------------------
                                                            (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................        5.08%(D)       26.53%       (0.10)%       (5.35)%       (0.72)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $13,407,990     $12,732,150  $ 9,729,540   $ 9,227,905   $ 9,343,666
Ratio of Expenses to Average Net Assets..................        0.21%(E)        0.22%        0.22%         0.22%         0.22%
Ratio of Expenses to Average Net Assets (Excluding (Fees
 Paid Indirectly)).......................................        0.22%(E)        0.22%        0.22%         0.22%         0.22%
Ratio of Net Investment Income to Average Net Assets.....        3.19%(E)        3.33%        3.72%         3.31%         4.50%
Portfolio Turnover Rate..................................          10%(D)          17%          17%           21%           17%
---------------------------------------------------------------------------------------------------------------------------------

                                                          -------------
                                                              Year
                                                             Ended
                                                            Oct. 31,
                                                              2013
                                                          ------------

----------------------------------------------------------------------
Total Return.............................................       35.68%
----------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $14,838,988
Ratio of Expenses to Average Net Assets..................        0.11%
Ratio of Net Investment Income to Average Net Assets.....        1.98%
Portfolio Turnover Rate..................................          15%
----------------------------------------------------------------------


                                                          -------------
                                                              Year
                                                             Ended
                                                            Oct. 31,
                                                              2013
                                                          ------------

----------------------------------------------------------------------
Total Return.............................................       28.18%
----------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $ 8,792,130
Ratio of Expenses to Average Net Assets..................        0.22%
Ratio of Expenses to Average Net Assets (Excluding (Fees
 Paid Indirectly)).......................................        0.22%
Ratio of Net Investment Income to Average Net Assets.....        3.20%
Portfolio Turnover Rate..................................          15%
----------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The Japanese Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       6.25%(D)      27.10%      14.53%       9.04%        2.46%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $4,444,003     $3,989,049  $3,132,594  $2,631,688   $2,505,409
Ratio of Expenses to Average Net Assets.......................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.20%(E)       1.90%       1.99%       1.69%        1.71%
Portfolio Turnover Rate.......................................          6%(D)         13%         10%          6%           9%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  The Asia Pacific Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       3.97%(D)      16.21%      16.69%     (11.83)%      (3.46)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,973,187     $1,815,705  $1,555,736  $1,228,274   $1,453,786
Ratio of Expenses to Average Net Assets.......................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets..........       3.60%(E)       3.82%       4.00%       4.17%        3.96%
Portfolio Turnover Rate.......................................          8%(D)         14%         10%          7%           7%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      30.62%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $2,281,624
Ratio of Expenses to Average Net Assets.......................       0.14%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.14%
Ratio of Net Investment Income to Average Net Assets..........       1.87%
Portfolio Turnover Rate.......................................         16%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      10.97%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,265,498
Ratio of Expenses to Average Net Assets.......................       0.15%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.15%
Ratio of Net Investment Income to Average Net Assets..........       4.64%
Portfolio Turnover Rate.......................................          9%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                 The United Kingdom Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year         Year        Year         Year
                                                                   Ended        Ended        Ended       Ended        Ended
                                                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                   2018          2017         2016        2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       4.68%(D)      29.87%     (15.82)%       9.95%       1.22%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $2,429,321     $2,329,912  $1,683,465   $2,084,113  $1,995,898
Ratio of Expenses to Average Net Assets.......................       0.11%(E)       0.12%       0.12%        0.11%       0.11%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.11%(E)       0.12%       0.12%        0.11%       0.11%
Ratio of Net Investment Income to Average Net Assets..........       3.26%(E)       3.40%       4.36%        3.44%       2.98%
Portfolio Turnover Rate.......................................          6%(D)          9%         15%          10%          8%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                   The Continental Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year         Year        Year         Year
                                                                   Ended        Ended        Ended       Ended        Ended
                                                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                   2018          2017         2016        2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       3.51%(D)      34.27%       6.10%        9.81%      (2.25)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $6,182,684     $5,751,085  $4,147,925   $3,653,743  $3,152,277
Ratio of Expenses to Average Net Assets.......................       0.12%(E)       0.12%       0.13%        0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%(E)       0.13%       0.13%        0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.16%(E)       2.33%       2.49%        2.44%       2.40%
Portfolio Turnover Rate.......................................          6%(D)         13%          9%          14%         13%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      37.42%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,988,287
Ratio of Expenses to Average Net Assets.......................       0.12%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%
Ratio of Net Investment Income to Average Net Assets..........       3.29%
Portfolio Turnover Rate.......................................         17%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      43.67%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $3,217,766
Ratio of Expenses to Average Net Assets.......................       0.14%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.14%
Ratio of Net Investment Income to Average Net Assets..........       2.67%
Portfolio Turnover Rate.......................................         13%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The Canadian Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       0.45%(D)      12.10%      20.77%     (25.00)%      (3.83)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,180,354     $1,190,222  $  933,264  $  623,132   $  849,429
Ratio of Expenses to Average Net Assets.......................       0.12%(E)       0.12%       0.12%       0.12%        0.12%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%(E)       0.12%       0.12%       0.12%        0.12%
Ratio of Net Investment Income to Average Net Assets..........       2.09%(E)       2.14%       2.52%       2.73%        2.42%
Portfolio Turnover Rate.......................................          9%(D)         22%          8%         18%           5%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                       The Emerging Markets Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       4.42%(D)      25.26%      11.44%     (14.86)%       1.74%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $6,381,161     $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets.......................       0.15%(E)       0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.15%(E)       0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets..........       1.58%(E)       2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate.......................................          5%(D)          8%          5%          9%           5%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       5.71%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $  741,204
Ratio of Expenses to Average Net Assets.......................       0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.99%
Portfolio Turnover Rate.......................................         14%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       6.99%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $3,766,160
Ratio of Expenses to Average Net Assets.......................       0.16%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.16%
Ratio of Net Investment Income to Average Net Assets..........       2.38%
Portfolio Turnover Rate.......................................          4%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                  The Emerging Markets Small Cap Series
                                                               ---------------------------------------------------------------
                                                                Six Months       Year        Year         Year        Year
                                                                   Ended        Ended       Ended        Ended       Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                   2018          2017        2016         2015        2014
                                                               ----------------------------------------------------------------
                                                                (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       6.27%(D)      21.55%      14.45%      (9.42)%       5.60%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $7,828,418     $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets.......................       0.26%(E)       0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.26%(E)       0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net Assets..........       1.88%(E)       2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate.......................................          7%(D)         15%         18%         18%           9%
-------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       9.41%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $4,091,523
Ratio of Expenses to Average Net Assets.......................       0.29%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.29%
Ratio of Net Investment Income to Average Net Assets..........       2.37%
Portfolio Turnover Rate.......................................         11%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2018, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $183
              The Japanese Small Company Series.......      17
              The Asia Pacific Small Company Series...       7
              The United Kingdom Small Company Series.       8
              The Continental Small Company Series....      46
              The Canadian Small Company Series.......       6
              The Emerging Markets Series.............      85
              The Emerging Markets Small Cap Series...      53

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2018, the total related amounts paid by the Trust to the CCO were $43 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $652
                 The DFA International Value Series......  392
                 The Japanese Small Company Series.......   99
                 The Asia Pacific Small Company Series...   50
                 The United Kingdom Small Company Series.   64
                 The Continental Small Company Series....  129
                 The Canadian Small Company Series.......   31

                  The Emerging Markets Series........... $161
                  The Emerging Markets Small Cap Series.  144

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,176,121 $1,607,330
         The DFA International Value Series......  1,499,991  1,347,535
         The Japanese Small Company Series.......    502,519    261,864
         The Asia Pacific Small Company Series...    268,467    147,506
         The United Kingdom Small Company Series.    187,781    147,491
         The Continental Small Company Series....    595,328    343,964
         The Canadian Small Company Series.......    117,488    104,770
         The Emerging Markets Series.............    342,805    893,878
         The Emerging Markets Small Cap Series...    726,676    547,606

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                       ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
The U.S. Large Cap
 Value Series
DFA Short Term
 Investment Fund......  $522,421  $2,517,135 $2,408,097    $ (38)        $(14)     $  631,407    54,572      $4,585
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $522,421  $2,517,135 $2,408,097    $ (38)        $(14)     $  631,407    54,572      $4,585

The DFA International
 Value Series
DFA Short Term
 Investment Fund......  $593,861  $3,705,546 $3,211,443    $(139)        $ 55      $1,087,880    94,026      $6,824
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $593,861  $3,705,546 $3,211,443    $(139)        $ 55      $1,087,880    94,026      $6,824

The Japanese Small
 Company Series
DFA Short Term
 Investment Fund......  $399,385  $  709,510 $  835,786    $(132)        $ 73      $  273,050    23,600      $3,136
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $399,385  $  709,510 $  835,786    $(132)        $ 73      $  273,050    23,600      $3,136

The Asia Pacific
 Small Company
 Series
DFA Short Term
 Investment Fund......  $257,951  $  272,557 $  325,636    $ (65)        $ 39      $  204,846    17,705      $1,773
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $257,951  $  272,557 $  325,636    $ (65)        $ 39      $  204,846    17,705      $1,773

The United Kingdom
 Small Company
 Series
DFA Short Term
 Investment Fund......  $ 53,700  $  258,299 $  236,915    $ (10)        $ --      $   75,074     6,489      $  554
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $ 53,700  $  258,299 $  236,915    $ (10)        $ --      $   75,074     6,489      $  554

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
                       -------------
The U.S. Large Cap
 Value Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The DFA International
 Value Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Japanese Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Asia Pacific
 Small Company
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The United Kingdom
 Small Company
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                       ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
The Continental Small
 Company Series
DFA Short Term
 Investment Fund......  $470,885  $1,106,444  $857,125     $(115)        $ 81       $720,170     62,245      $4,176
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $470,885  $1,106,444  $857,125     $(115)        $ 81       $720,170     62,245      $4,176

The Canadian Small
 Company Series
DFA Short Term
 Investment Fund......  $212,919  $  401,106  $423,082     $ (18)        $ (4)      $190,921     16,501      $1,512
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $212,919  $  401,106  $423,082     $ (18)        $ (4)      $190,921     16,501      $1,512

The Emerging Markets
 Series
DFA Short Term
 Investment Fund......  $202,669  $  936,105  $865,787     $ (22)        $  9       $272,974     23,593      $1,948
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $202,669  $  936,105  $865,787     $ (22)        $  9       $272,974     23,593      $1,948

The Emerging Markets
 Small Cap Series
DFA Short Term
 Investment Fund......  $584,551  $  439,190  $479,275     $ (17)        $(30)      $544,419     47,054      $4,264
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $584,551  $  439,190  $479,275     $ (17)        $(30)      $544,419     47,054      $4,264

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
                       -------------
The Continental Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Canadian Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Emerging Markets
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Emerging Markets
 Small Cap Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $20,772,833  $9,324,903   $(601,549)    $8,723,354
The DFA International Value Series......  12,176,736   2,525,492    (438,297)     2,087,195
The Japanese Small Company Series.......   3,525,313   1,333,694    (196,385)     1,137,309
The Asia Pacific Small Company Series...   2,060,735     462,783    (353,852)       108,931
The United Kingdom Small Company Series.   2,060,141     664,558    (240,959)       423,599
The Continental Small Company Series....   5,135,531   2,112,853    (425,554)     1,687,299
The Canadian Small Company Series.......   1,482,581     201,987    (316,642)      (114,655)
The Emerging Markets Series.............   4,229,544   2,569,546    (238,253)     2,331,293
The Emerging Markets Small Cap Series...   7,079,407   2,098,490    (892,828)     1,205,662

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. Forward Currency Contracts: The International Equity Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2018, the Series had no outstanding forward currency contracts.

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




The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                        Futures
                                                        -------
                 The U.S. Large Cap Value Series....... 197,143
                 The DFA International Value Series.... 105,057
                 The Asia Pacific Small Company Series.   1,169
                 The Emerging Markets Series...........  47,171
                 The Emerging Markets Small Cap Series.  49,079

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts......... Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                Asset Derivatives Value
                                               --------------------------
                                                Total Value
                                                     at          Equity
                                               April 30, 2018  Contracts*
                                               --------------  ----------
        The DFA International Value Series....    $     6       $     6
        The Emerging Markets Series...........        157           157

                                               Liability Derivatives Value
                                               --------------------------
                                                Total Value
                                                     at          Equity
                                               April 30, 2018  Contracts*
                                               --------------  ----------
        The U.S. Large Cap Value Series.......    $(6,839)      $(6,839)
        The DFA International Value Series....     (1,694)       (1,694)
        The Emerging Markets Series...........     (1,827)       (1,827)
        The Emerging Markets Small Cap Series.     (2,544)       (2,544)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2018:

                                        Location of Gain (Loss)
              Derivative Type           on Derivatives
              ---------------           ------------------------
              Equity contracts          Net Realized Gain (Loss)
                                          on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                      Derivatives
                                                  --------------------
                                                              Equity
                                                   Total     Contracts
                                                   -------   ---------
           The U.S. Large Cap Value Series....... $21,852     $21,852
           The DFA International Value Series....   5,965       5,965
           The Asia Pacific Small Company Series.     (70)        (70)*
           The Continental Small Company Series..     161         161*
           The Emerging Markets Series...........   2,701       2,701
           The Emerging Markets Small Cap Series.   4,060       4,060

                                                  Change in Unrealized
                                                  Appreciation (Depreciation)
                                                    on Derivatives
                                                  --------------------------
                                                                 Equity
                                                    Total       Contracts
                                                    --------    ---------
           The U.S. Large Cap Value Series....... $(14,899)     $(14,899)
           The DFA International Value Series....   (4,571)       (4,571)
           The Emerging Markets Series...........   (2,333)       (2,333)
           The Emerging Markets Small Cap Series.   (3,676)       (3,676)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average      Average        Days     Expense  Borrowed During
                                   Interest Rate Loan Balance Outstanding* Incurred   The Period
                                   ------------- ------------ ------------ -------- ---------------
The Japanese Small Company Series.     1.95%       $ 2,738          6        $ 1       $  4,310
The Asia Pacific Small Company
  Series..........................     2.13%         2,039         12          1          8,338
The United Kingdom Small Company
  Series..........................     2.17%         2,955          1         --          2,955
The Canadian Small Company Series.     2.17%           103          3         --            225
The Emerging Markets Series.......     2.01%        24,676          8         11        117,083
The Emerging Markets Small Cap
  Series..........................     1.99%         2,946          6          1          5,012

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2018.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

 Portfolio                              Purchases  Sales  Realized Gain (Loss)
 ---------                              --------- ------- --------------------
 The U.S. Large Cap Value Series....... $217,124  $63,445       $(6,312)
 The DFA International Value Series....   65,940   42,328         8,941
 The Japanese Small Company Series.....   57,689    6,013         2,585
 The Asia Pacific Small Company Series.   25,214   27,668         6,599
 The Continental Small Company Series..   35,178   12,904         5,559
 The Canadian Small Company Series.....   21,416    5,453           606
 The Emerging Markets Series...........    3,611    2,284            73
 The Emerging Markets Small Cap Series.   11,171    3,655         1,954

J. Securities Lending:

   As of April 30, 2018, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                        Market
                                                        Value
                                                       --------
                The U.S. Large Cap Value Series....... $563,472
                The DFA International Value Series....   46,750
                The Japanese Small Company Series.....   81,683
                The Asia Pacific Small Company Series.  146,034
                The Continental Small Company Series..  118,443
                The Canadian Small Company Series.....    7,225
                The Emerging Markets Series...........  165,940
                The Emerging Markets Small Cap Series.  603,672

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                       Remaining Contractual Maturity of the Agreements
                                                     As of April 30, 2018
                                 ------------------------------------------------------------
                                 Overnight and             Between
                                  Continuous    <30 days 30 & 90 days >90 days     Total
                                 -------------- -------- ------------ -------- --------------
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks................... $  631,406,902    --         --         --    $  631,406,902
The DFA International Value
  Series
Common Stocks...................  1,087,880,349    --         --         --     1,087,880,349
The Japanese Small Company
  Series
Common Stocks...................    273,050,068    --         --         --       273,050,068
The Asia Pacific Small Company
  Series
Common Stocks...................    204,845,502    --         --         --       204,845,502
The United Kingdom Small
  Company Series
Common Stocks...................     75,073,955    --         --         --        75,073,955
The Continental Small Company
  Series
Common Stocks, Preferred
  Stocks, Rights/Warrants.......    720,169,955    --         --         --       720,169,955
The Canadian Small Company
  Series
Common Stocks...................    190,921,477    --         --         --       190,921,477
The Emerging Markets Series
Common Stocks...................    272,974,500    --         --         --       272,974,500

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



                                    Remaining Contractual Maturity of the Agreements
                                                  As of April 30, 2018
                                ---------------------------------------------------------
                                Overnight and            Between
                                 Continuous   <30 days 30 & 90 days >90 days    Total
                                ------------- -------- ------------ -------- ------------
The Emerging Markets Small Cap
  Series
Common Stocks.................. $544,419,393     --         --         --    $544,419,393

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. Other:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second

Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2018
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/17  04/30/18    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,071.60    0.15%    $0.77
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   8.4%
              Consumer Staples.............................   3.2%
              Energy.......................................  14.9%
              Financials...................................  28.6%
              Health Care..................................   0.6%
              Industrials..................................   9.4%
              Information Technology.......................   7.9%
              Materials....................................  18.1%
              Real Estate..................................   4.1%
              Telecommunication Services...................   3.3%
              Utilities....................................   1.5%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (94.2%)
BRAZIL -- (6.8%)
#*  Petroleo Brasileiro SA Sponsored ADR................  14,614,044 $  205,911,880            1.0%
    Vale SA.............................................  25,779,178    358,150,437            1.8%
    Vale SA Sponsored ADR...............................  20,975,325    290,298,496            1.4%
    Other Securities....................................                553,050,789            2.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,407,411,602            7.0%
                                                                     --------------           -----

CHILE -- (1.7%)
    Other Securities....................................                345,989,652            1.7%
                                                                     --------------           -----

CHINA -- (17.1%)
    Bank of China, Ltd. Class H......................... 398,265,817    216,191,056            1.1%
    China Construction Bank Corp. Class H............... 446,135,101    467,397,237            2.3%
    China Mobile, Ltd...................................  15,402,000    146,726,990            0.7%
    China Overseas Land & Investment, Ltd...............  28,630,000     95,928,580            0.5%
    China Petroleum & Chemical Corp. ADR................   1,159,521    113,099,659            0.6%
    China Petroleum & Chemical Corp. Class H............ 113,421,575    110,456,601            0.6%
    China Resources Land, Ltd...........................  22,442,000     84,285,980            0.4%
#*  China Unicom Hong Kong, Ltd. ADR....................   6,768,426     94,961,017            0.5%
    CNOOC, Ltd..........................................  94,498,000    159,863,492            0.8%
    Industrial & Commercial Bank of China, Ltd. Class H. 506,891,996    444,990,871            2.2%
    PetroChina Co., Ltd. Class H........................ 147,646,000    108,795,781            0.6%
    Other Securities....................................              1,515,164,913            7.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,557,862,177           17.7%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 40,350,803            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 40,665,071            0.2%
                                                                     --------------           -----

GREECE -- (0.0%)
    Other Securities....................................                  5,349,240            0.0%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     65,561            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 63,731,408            0.3%
                                                                     --------------           -----

INDIA -- (11.4%)
    Axis Bank, Ltd......................................  11,051,055     85,472,655            0.4%
    Bharti Airtel, Ltd..................................  13,689,037     83,764,411            0.4%
    ICICI Bank, Ltd. Sponsored ADR......................  10,946,768     93,156,995            0.5%
    Larsen & Toubro, Ltd................................   4,214,051     88,344,821            0.5%
    Reliance Industries, Ltd............................  34,030,289    489,161,967            2.4%
    Vedanta, Ltd........................................  19,014,264     84,414,582            0.4%
    Other Securities....................................              1,434,506,606            7.1%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,358,822,037           11.7%
                                                                     --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                502,750,632            2.5%
                                                                     --------------           -----

MALAYSIA -- (2.8%)
    Other Securities....................................                583,316,226            2.9%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MEXICO -- (3.5%)
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,097,422 $  106,076,810            0.5%
#   Grupo Financiero Banorte S.A.B. de C.V..............  18,991,148    118,767,978            0.6%
    Grupo Mexico S.A.B. de C.V. Series B................  39,241,344    129,922,871            0.7%
    Other Securities....................................                372,976,815            1.8%
                                                                     --------------           -----
TOTAL MEXICO............................................                727,744,474            3.6%
                                                                     --------------           -----

PHILIPPINES -- (0.9%)
    Other Securities....................................                189,658,929            0.9%
                                                                     --------------           -----

POLAND -- (1.3%)
    Other Securities....................................                269,523,084            1.3%
                                                                     --------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR..........................  28,411,094    131,102,709            0.7%
    Lukoil PJSC Sponsored ADR(BYZDW2900)................   1,526,223    101,731,481            0.5%
    Lukoil PJSC Sponsored ADR(BYZF386)..................   1,600,191    105,436,585            0.5%
    Other Securities....................................                 36,120,727            0.2%
                                                                     --------------           -----
TOTAL RUSSIA............................................                374,391,502            1.9%
                                                                     --------------           -----

SOUTH AFRICA -- (7.0%)
    Barclays Africa Group, Ltd..........................   7,309,742    107,067,795            0.5%
#   MTN Group, Ltd......................................  18,433,110    185,007,454            0.9%
    Sasol, Ltd..........................................   3,950,582    141,222,873            0.7%
    Standard Bank Group, Ltd............................  17,066,487    292,700,255            1.5%
    Other Securities....................................                729,030,620            3.6%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,455,028,997            7.2%
                                                                     --------------           -----

SOUTH KOREA -- (17.3%)
    Hana Financial Group, Inc...........................   3,234,305    143,710,459            0.7%
    Hyundai Mobis Co., Ltd..............................     619,429    143,449,561            0.7%
    Hyundai Motor Co....................................   1,477,708    220,396,859            1.1%
#   KB Financial Group, Inc. ADR........................   2,869,877    161,861,062            0.8%
    LG Electronics, Inc.................................   1,598,413    151,559,589            0.8%
    POSCO...............................................     622,870    214,616,504            1.1%
    POSCO Sponsored ADR.................................   1,500,406    127,309,449            0.7%
    Shinhan Financial Group Co., Ltd....................   3,787,146    168,628,970            0.9%
    SK Innovation Co., Ltd..............................     879,496    161,164,347            0.8%
    Other Securities....................................              2,102,719,099           10.3%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              3,595,415,899           17.9%
                                                                     --------------           -----

TAIWAN -- (15.2%)
    Cathay Financial Holding Co., Ltd...................  59,491,000    106,712,274            0.5%
#   China Steel Corp.................................... 113,803,320     90,053,315            0.5%
    CTBC Financial Holding Co., Ltd..................... 156,118,073    111,337,628            0.6%
    First Financial Holding Co., Ltd.................... 127,821,158     87,878,011            0.5%
    Fubon Financial Holding Co., Ltd....................  90,265,471    154,431,296            0.8%
    Hon Hai Precision Industry Co., Ltd.................  40,073,240    111,458,974            0.6%
    Mega Financial Holding Co., Ltd..................... 123,127,796    108,698,083            0.6%
#   United Microelectronics Corp........................ 201,966,681    108,914,955            0.6%
    Other Securities....................................              2,267,280,569           10.9%
                                                                     --------------           -----
TOTAL TAIWAN............................................              3,146,765,105           15.6%
                                                                     --------------           -----

THAILAND -- (3.1%)
    PTT PCL............................................. 143,475,500    256,855,695            1.3%
    Other Securities....................................                396,403,372            2.0%
                                                                     --------------           -----
TOTAL THAILAND..........................................                653,259,067            3.3%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         Percentage
                                              Shares       Value++     of Net Assets**
                                              ------       -------     ---------------
TURKEY -- (1.2%)
      Other Securities.....................            $   242,515,502            1.2%
                                                       ---------------          ------
TOTAL COMMON STOCKS........................             19,560,616,968           97.1%
                                                       ---------------          ------

PREFERRED STOCKS -- (2.1%)
BRAZIL -- (2.0%)
*     Petroleo Brasileiro SA............... 12,781,490      83,806,470            0.4%
#*    Petroleo Brasileiro SA Sponsored ADR. 17,627,348     231,799,626            1.2%
      Other Securities.....................                 96,696,336            0.4%
                                                       ---------------          ------
TOTAL BRAZIL...............................                412,302,432            2.0%
                                                       ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                 17,072,504            0.1%
                                                       ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                    498,903            0.0%
                                                       ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                  2,391,478            0.0%
                                                       ---------------          ------
TOTAL PREFERRED STOCKS.....................                432,265,317            2.1%
                                                       ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities.....................                  1,253,777            0.0%
                                                       ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                    157,009            0.0%
                                                       ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                     26,921            0.0%
                                                       ---------------          ------

THAILAND -- (0.0%)
      Other Securities.....................                      7,415            0.0%
                                                       ---------------          ------
TOTAL RIGHTS/WARRANTS......................                  1,445,122            0.0%
                                                       ---------------          ------
TOTAL INVESTMENT SECURITIES................             19,994,327,407
                                                       ---------------

                                                           Value+
                                                -          ------             -
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund....... 67,284,012     778,476,021            3.9%
                                                       ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,115,459,128).................              $20,772,803,428          103.1%
                                                       ===============          ======

At April 30, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,371,948 $37,446,500  $(1,925,448)
S&P 500(R) Emini Index.........     65     06/15/18    8,570,821   8,602,750       31,929
                                                     ----------- -----------  -----------
Total futures contracts........                      $47,942,769 $46,049,250  $(1,893,519)
                                                     =========== ===========  ===========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,407,411,602               --   --    $ 1,407,411,602
  Chile.......................     81,310,717  $   264,678,935   --        345,989,652
  China.......................    316,497,901    3,241,364,276   --      3,557,862,177
  Colombia....................     40,350,803               --   --         40,350,803
  Czech Republic..............             --       40,665,071   --         40,665,071
  Greece......................             --        5,349,240   --          5,349,240
  Hong Kong...................             --           65,561   --             65,561
  Hungary.....................             --       63,731,408   --         63,731,408
  India.......................    120,302,218    2,238,519,819   --      2,358,822,037
  Indonesia...................      2,037,387      500,713,245   --        502,750,632
  Malaysia....................             --      583,316,226   --        583,316,226
  Mexico......................    727,744,474               --   --        727,744,474
  Philippines.................             --      189,658,929   --        189,658,929
  Poland......................             --      269,523,084   --        269,523,084
  Russia......................    125,160,865      249,230,637   --        374,391,502
  South Africa................    145,965,571    1,309,063,426   --      1,455,028,997
  South Korea.................    400,116,462    3,195,299,437   --      3,595,415,899
  Taiwan......................     36,673,338    3,110,091,767   --      3,146,765,105
  Thailand....................    653,200,259           58,808   --        653,259,067
  Turkey......................             --      242,515,502   --        242,515,502
Preferred Stocks
  Brazil......................    412,302,432               --   --        412,302,432
  Colombia....................     17,072,504               --   --         17,072,504
  Malaysia....................        498,903               --   --            498,903
  South Korea.................      2,391,478               --   --          2,391,478
Rights/Warrants
  Indonesia...................             --        1,253,777   --          1,253,777
  Malaysia....................             --          157,009   --            157,009
  Taiwan......................             --           26,921   --             26,921
  Thailand....................             --            7,415   --              7,415
Securities Lending Collateral.             --      778,476,021   --        778,476,021
Futures Contracts**...........     (1,893,519)              --   --         (1,893,519)
                               --------------  ---------------   --    ---------------
TOTAL......................... $4,487,143,395  $16,283,766,514   --    $20,770,909,909
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,259,869 of securities on loan)*............................. $19,994,327
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $778,436).     778,476
Segregated Cash for Futures Contracts..........................................................       2,067
Foreign Currencies at Value....................................................................      43,403
Cash...........................................................................................      44,086
Receivables:
  Investment Securities Sold...................................................................      63,052
  Dividends, Interest and Tax Reclaims.........................................................       1,532
  Securities Lending Income....................................................................       2,768
Prepaid Expenses and Other Assets..............................................................          19
                                                                                                -----------
     Total Assets..............................................................................  20,929,730
                                                                                                -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................     778,510
  Investment Securities Purchased..............................................................         434
  Due to Advisor...............................................................................       1,666
  Futures Margin Variation.....................................................................         969
Accrued Expenses and Other Liabilities.........................................................       5,230
                                                                                                -----------
     Total Liabilities.........................................................................     786,809
                                                                                                -----------
NET ASSETS..................................................................................... $20,142,921
                                                                                                ===========
Investments at Cost............................................................................ $16,337,023
                                                                                                ===========
Foreign Currencies at Cost..................................................................... $    43,595
                                                                                                ===========

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND#

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $21,354).......... $  170,166
    Income from Securities Lending................................     14,518
                                                                   ----------
       Total Investment Income....................................    184,684
                                                                   ----------
  Expenses
    Investment Management Fees....................................     10,057
    Accounting & Transfer Agent Fees..............................        443
    Custodian Fees................................................      4,174
    Directors'/Trustees' Fees & Expenses..........................         78
    Professional Fees.............................................        257
    Other.........................................................        347
                                                                   ----------
       Total Expenses.............................................     15,356
                                                                   ----------
    Fees Paid Indirectly (Note C).................................        (93)
                                                                   ----------
    Net Expenses..................................................     15,263
                                                                   ----------
    Net Investment Income (Loss)..................................    169,421
                                                                   ----------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold**................................    290,670
      Affiliated Investment Companies Shares Sold.................        (92)
      Futures.....................................................      5,564
      Foreign Currency Transactions...............................      1,015
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................    913,973
      Affiliated Investment Companies Shares......................         21
      Futures.....................................................     (5,274)
      Translation of Foreign Currency Denominated Amounts.........        (99)
                                                                   ----------
    Net Realized and Unrealized Gain (Loss).......................  1,205,778
                                                                   ----------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $1,375,199
                                                                   ==========

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Dimensional Emerging
                                                                            Markets Value Fund
                                                                         ------------------------
                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                          April 30,     Oct. 31,
                                                                            2018          2017
                                                                         -----------  -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   169,421  $   475,435
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................     290,670     (259,529)
    Affiliated Investment Companies Shares Sold.........................         (92)           1
    Futures.............................................................       5,564       20,081
    Foreign Currency Transactions.......................................       1,015        2,950
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     913,973    3,780,573
    Affiliated Investment Companies Shares Sold.........................          21          (79)
    Futures.............................................................      (5,274)       3,775
    Translation of Foreign Currency Denominated Amounts.................         (99)         (53)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   1,375,199    4,023,154
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     567,350      842,290
  Withdrawals...........................................................  (1,411,839)  (1,900,740)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (844,489)  (1,058,450)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     530,710    2,964,704
Net Assets
  Beginning of Period...................................................  19,612,211   16,647,507
                                                                         -----------  -----------
  End of Period......................................................... $20,142,921  $19,612,211
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

                                                                Dimensional Emerging Markets Value Fund
                                           ---------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year          Year          Year
                                                Ended         Ended        Ended        Ended         Ended         Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                2018           2017         2016         2015          2014          2013
                                           ----------------------------------------------------------------------------------
                                             (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
Total Return..............................        7.16%(D)       24.89%       15.80%      (17.95)%       (1.09)%        8.43%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $20,142,921     $19,612,211  $16,647,507  $15,088,058   $18,927,517   $19,427,286
Ratio of Expenses to Average Net Assets...        0.15%(E)        0.16%        0.16%        0.15%         0.15%         0.16%
Ratio of Expenses to Average Net Assets
 (Excluding (Fees Paid Indirectly)).......        0.15%(E)        0.16%        0.16%        0.15%         0.15%         0.16%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.68%(E)        2.64%        2.72%        2.54%         2.76%         2.32%
Portfolio Turnover Rate...................           5%(D)          14%          12%          14%           12%            6%
-----------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $620 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the six months ended April 30, 2018, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2018, expenses reduced were $93 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,096,902 $1,726,689

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                       Net Realized
                                                       Gain/(Loss)                                         Dividend
                                                       on Sales of    Change in                           Income from
                                                        Affiliated   Unrealized                           Affiliated
                      Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                       10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                      ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Dimensional Emerging
 Markets Value Fund
DFA Short Term
 Investment Fund.....  $591,907  $2,111,738 $1,925,098     $(92)         $21       $778,476     67,284        $6
                       --------  ---------- ----------     ----          ---       --------     ------        --
Total................  $591,907  $2,111,738 $1,925,098     $(92)         $21       $778,476     67,284        $6
                       ========  ========== ==========     ====          ===       ========     ======        ==

                      Capital Gain
                      Distributions
                          from
                       Affiliated
                       Investment
                        Companies
                      -------------
Dimensional Emerging
 Markets Value Fund
DFA Short Term
 Investment Fund.....     $ --
                          ----
Total................     $ --
                          ====

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $17,250,881  $5,263,190  $(1,743,161)   $3,520,029

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   3. Forward Currency Contracts: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

   The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2018, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                         Futures
                                                         -------
                Dimensional Emerging Markets Value Fund. 106,035

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts          Receivables: Futures       Payables: Futures

                           Margin Variation           Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                 Asset Derivatives Value
       -                                        --------------------------
                                                 Total Value
                                                      at          Equity
                                                April 30, 2018  Contracts*
                                                --------------  ----------
       Dimensional Emerging Markets Value Fund.    $    32       $    32

                                                Liability Derivatives Value
                                                --------------------------
                                                 Total Value
                                                      at          Equity
                                                April 30, 2018  Contracts*
                                                --------------  ----------
       Dimensional Emerging Markets Value Fund.    $(1,925)      $(1,925)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the six months ended April 30, 2018:

            Derivative Type   Location of Gain (Loss) on Derivatives
            ---------------   --------------------------------------
            Equity contracts         Net Realized Gain (Loss)
                                       on: Futures
                                     Change in Unrealized
                                       Appreciation
                                       (Depreciation)
                                       of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                      Derivatives
                                                   ------------------------
                                                                     Equity
                                                    Total           Contracts
                                                    -------         ---------
          Dimensional Emerging Markets Value Fund. $ 5,564           $ 5,564

                                                   Change in Unrealized
                                                   Appreciation (Depreciation) on
                                                      Derivatives
                                                   ------------------------
                                                                     Equity
                                                    Total           Contracts
                                                    -------         ---------
          Dimensional Emerging Markets Value Fund. $(5,274)          $(5,274)

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     2.28%       $27,068         23        $35       $106,083

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not utilize the interfund lending program during the six months ended April 30, 2018.

H. Affiliated Trades:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

                                                                 Realized
                                                                   Gain
       Portfolio                                Purchases Sales   (Loss)
       ---------                                --------- ------ --------
       Dimensional Emerging Markets Value Fund.  $4,372   $6,150   $554

I. Securities Lending:

   As of April 30, 2018, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                         Market
                                                         Value
                                                        --------
               Dimensional Emerging Markets Value Fund. $605,495

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     Remaining Contractual Maturity of the Agreements
                                                   As of April 30, 2018
                                 ---------------------------------------------------------
                                 Overnight and            Between
                                  Continuous   <30 days 30 & 90 days >90 days    Total
                                 ------------- -------- ------------ -------- ------------
Securities Lending Transactions
Dimensional Emerging Markets
  Value Fund
Common Stocks................... $778,476,021     --         --         --    $778,476,021

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

L. Other:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-001S
 [LOGO]                                                              00211511

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------

 DFA ONE-YEAR FIXED INCOME PORTFOLIO    DFA LTIP PORTFOLIO
 DFA TWO-YEAR GLOBAL FIXED INCOME       DFA INFLATION-PROTECTED SECURITIES
 PORTFOLIO                              PORTFOLIO
 DFA SELECTIVELY HEDGED GLOBAL FIXED    DFA SHORT-DURATION REAL RETURN
 INCOME PORTFOLIO                       PORTFOLIO
 DFA FIVE-YEAR GLOBAL FIXED INCOME      DFA MUNICIPAL REAL RETURN PORTFOLIO
 PORTFOLIO                              DFA CALIFORNIA MUNICIPAL REAL RETURN
 DFA WORLD EX U.S. GOVERNMENT FIXED     PORTFOLIO
 INCOME PORTFOLIO                       DFA MUNICIPAL BOND PORTFOLIO
 DFA SHORT-TERM GOVERNMENT PORTFOLIO    DFA SHORT-TERM MUNICIPAL BOND
 DFA INTERMEDIATE GOVERNMENT FIXED      PORTFOLIO
 INCOME PORTFOLIO                       DFA INTERMEDIATE-TERM MUNICIPAL BOND
 DFA SHORT-TERM EXTENDED QUALITY        PORTFOLIO
 PORTFOLIO                              DFA CALIFORNIA SHORT-TERM MUNICIPAL
 DFA INTERMEDIATE-TERM EXTENDED         BOND PORTFOLIO
 QUALITY PORTFOLIO                      DFA CALIFORNIA INTERMEDIATE-TERM
 DFA TARGETED CREDIT PORTFOLIO          MUNICIPAL BOND PORTFOLIO
 DFA GLOBAL CORE PLUS FIXED INCOME      DFA NY MUNICIPAL BOND PORTFOLIO
 PORTFOLIO                              DFA MN MUNICIPAL BOND PORTFOLIO
 DFA INVESTMENT GRADE PORTFOLIO
 DFA DIVERSIFIED FIXED INCOME PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

 DFA TWO-YEAR FIXED INCOME PORTFOLIO    DFA TWO-YEAR GOVERNMENT PORTFOLIO

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                        ------
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................      1
  DFA INVESTMENT DIMENSIONS GROUP INC.
     Disclosure of Fund Expenses.......................................      3
     Disclosure of Portfolio Holdings..................................      8
     Schedules of Investments
         DFA One-Year Fixed Income Portfolio...........................     10
         DFA Two-Year Global Fixed Income Portfolio....................     15
         DFA Selectively Hedged Global Fixed Income Portfolio..........     21
         DFA Five-Year Global Fixed Income Portfolio...................     28
         DFA World ex U.S. Government Fixed Income Portfolio...........     37
         DFA Short-Term Government Portfolio...........................     40
         DFA Intermediate Government Fixed Income Portfolio............     42
         DFA Short-Term Extended Quality Portfolio.....................     44
         DFA Intermediate-Term Extended Quality Portfolio..............     54
         DFA Targeted Credit Portfolio.................................     61
         DFA Global Core Plus Fixed Income Portfolio...................     70
         DFA Investment Grade Portfolio................................     86
         DFA Diversified Fixed Income Portfolio........................    101
         DFA LTIP Portfolio............................................    102
         DFA Inflation-Protected Securities Portfolio..................    103
         DFA Short-Duration Real Return Portfolio......................    104
         DFA Municipal Real Return Portfolio...........................    114
         DFA California Municipal Real Return Portfolio................    124
         DFA Municipal Bond Portfolio..................................    128
         DFA Short-Term Municipal Bond Portfolio.......................    138
         DFA Intermediate-Term Municipal Bond Portfolio................    149
         DFA California Short-Term Municipal Bond Portfolio............    162
         DFA California Intermediate-Term Municipal Bond Portfolio.....    170
         DFA NY Municipal Bond Portfolio...............................    179
         DFA MN Municipal Bond Portfolio...............................    183
     Statements of Assets and Liabilities..............................    186
     Statements of Operations..........................................    193
     Statements of Changes in Net Assets...............................    200
     Financial Highlights..............................................    207
     Notes to Financial Statements.....................................    220
     Section 19(a) Notice..............................................    245
  DIMENSIONAL INVESTMENT GROUP INC.
     Disclosure of Fund Expenses.......................................    246
     Disclosure of Portfolio Holdings..................................    247
     Schedules of Investments
         DFA Two-Year Fixed Income Portfolio...........................    248
         DFA Two-Year Government Portfolio.............................    250
     Statements of Assets and Liabilities..............................    251
     Statements of Operations..........................................    252
     Statements of Changes in Net Assets...............................    253

TABLE OF CONTENTS
CONTINUED

                                                                PAGE
                                                                ----
               Financial Highlights............................ 254
               Notes to Financial Statements................... 255
               Section 19(a) Notice............................ 261
            VOTING PROXIES ON FUND PORTFOLIO SECURITIES........ 262
            BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS. 263

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
CP               Certificate Participation
CPI              Consumer Price Index
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
GO               General Obligation
GO OF AUTH       General Obligation of Authority
NATL-RE          Credit rating enhanced by guaranty or insurance from National Public Finance
                 Guarantee Corp.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
RB               Revenue Bond
SA               Special Assessment
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
ST AID WITHHLDG  State Aid Withholding
AUD              Australian Dollars
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Investment Footnotes
+           See Note B to Financial Statements.
#           Total or Partial Securities on Loan.
^           Denominated in USD, unless otherwise noted.
@           Security purchased with cash proceeds from Securities on Loan.
(r)         The adjustable rate shown is effective as of April 30, 2018.
(currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date
            (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
            Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
            Trustees.
^^^         Face Amount of security is not adjusted for inflation.
++          Security pledged as collateral for Swap Agreements.
(S)         Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)         Computed using average shares outstanding.
(B)         Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
            Underlying Funds.
(C)         Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)         Non-Annualized
(E)         Annualized
N/A         Does not apply to this fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--          Amounts designated as -- are either zero or rounded to zero.
SEC         Securities and Exchange Commission
(a)         Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2018
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/17  04/30/18    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA ONE-YEAR FIXED INCOME PORTFOLIO
  -----------------------------------
  Actual Fund Return
   Institutional Class Shares......... $1,000.00 $1,002.00    0.17%    $0.84
  Hypothetical 5% Annual Return
   Institutional Class Shares......... $1,000.00 $1,023.95    0.17%    $0.85

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                      BEGINNING  ENDING              EXPENSES
                                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                        VALUE    VALUE     EXPENSE    DURING
                                                      11/01/17  04/30/18    RATIO*   PERIOD*
                                                      --------- --------- ---------- --------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  999.20    0.17%    $0.84
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.95    0.17%    $0.85

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,000.60    0.17%    $0.84
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.95    0.17%    $0.85

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  992.20    0.27%    $1.33
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.46    0.27%    $1.35

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,004.60    0.20%    $0.99
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.80    0.20%    $1.00

DFA SHORT-TERM GOVERNMENT PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  988.10    0.19%    $0.94
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.85    0.19%    $0.95

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  972.90    0.12%    $0.59
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.20    0.12%    $0.60

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
-----------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  992.80    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70    0.22%    $1.10

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  965.30    0.22%    $1.07
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/17  04/30/18    RATIO*   PERIOD*
                                               --------- --------- ---------- --------

DFA TARGETED CREDIT PORTFOLIO
-----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  987.70    0.20%    $0.99
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.80    0.20%    $1.00

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO**
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  958.70    0.27%    $0.79
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,014.13    0.27%    $0.81

DFA INVESTMENT GRADE PORTFOLIO
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  973.50    0.22%    $1.08
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.70    0.22%    $1.10

DFA DIVERSIFIED FIXED INCOME PORTFOLIO***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  986.00    0.15%    $0.74
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,024.05    0.15%    $0.75

DFA LTIP PORTFOLIO
------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,018.30    0.15%    $0.75
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,024.05    0.15%    $0.75

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
--------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  996.00    0.12%    $0.59
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,024.20    0.12%    $0.60

DFA SHORT-DURATION REAL RETURN PORTFOLIO
----------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,001.90    0.23%    $1.14
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.65    0.23%    $1.15

DFA MUNICIPAL REAL RETURN PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  993.90    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                           BEGINNING  ENDING              EXPENSES
                                                            ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                             VALUE    VALUE     EXPENSE    DURING
                                                           11/01/17  04/30/18    RATIO*   PERIOD*
                                                           --------- --------- ---------- --------

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO****
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  987.50    0.30%    $1.47
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.18    0.30%    $1.50

DFA MUNICIPAL BOND PORTFOLIO
----------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  986.40    0.22%    $1.08
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.70    0.22%    $1.10

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  997.20    0.21%    $1.04
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.75    0.21%    $1.05

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
----------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  984.40    0.22%    $1.08
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.70    0.22%    $1.10

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  995.80    0.21%    $1.04
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.75    0.21%    $1.05

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  984.90    0.22%    $1.08
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.70    0.22%    $1.10

DFA NY MUNICIPAL BOND PORTFOLIO
-------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  991.80    0.24%    $1.19
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.60    0.24%    $1.20

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/17  04/30/18    RATIO*   PERIOD*
                                     --------- --------- ---------- --------

    DFA MN MUNICIPAL BOND PORTFOLIO
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $  983.80    0.31%    $1.52
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,023.26    0.31%    $1.56

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** DFA Global Core Plus Fixed Income Portfolio commenced operations on
   January 11, 2018. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (109), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the period ended April 30, 2018 to allow for comparability.

***DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

****DFA California Municipal Real Return Portfolio commenced operations on
    November 1, 2017. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (180), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the period ended April 30, 2018 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin,
Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

        DFA ONE-YEAR FIXED INCOME PORTFOLIO
Corporate....................................  19.4%
Government...................................  17.2%
Foreign Corporate............................  21.8%
Foreign Government...........................  34.6%
Supranational................................   7.0%
                                              -----
                                              100.0%

    DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Corporate....................................  16.9%
Government...................................  18.0%
Foreign Corporate............................  23.8%
Foreign Government...........................  37.6%
Supranational................................   3.7%
                                              -----
                                              100.0%

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
Corporate....................................  56.8%
Government...................................   4.3%
Foreign Corporate............................  25.2%
Foreign Government...........................  10.3%
Supranational................................   3.4%
                                              -----
                                              100.0%

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
              Corporate....................................  32.4%
              Government...................................   1.5%
              Foreign Corporate............................  31.7%
              Foreign Government...........................  25.9%
              Supranational................................   8.5%
                                                            -----
                                                            100.0%

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
              Government...................................   5.0%
              Foreign Corporate............................   1.4%
              Foreign Government...........................  82.5%
              Supranational................................  11.1%
                                                            -----
                                                            100.0%

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
              Corporate....................................  59.0%
              Government...................................   2.3%
              Foreign Corporate............................  23.8%
              Foreign Government...........................  10.8%
              Supranational................................   4.1%
                                                            -----
                                                            100.0%

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
              Corporate....................................  76.3%
              Government...................................   6.6%
              Foreign Corporate............................  16.1%
              Foreign Government...........................   0.6%
              Supranational................................   0.4%
                                                            -----
                                                            100.0%

                         DFA TARGETED CREDIT PORTFOLIO
              Corporate....................................  77.5%
              Foreign Corporate............................  22.5%
                                                            -----
                                                            100.0%

                  DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
              Corporate....................................  39.8%
              Foreign Corporate............................  35.7%
              Foreign Government...........................  10.7%
              Government...................................   8.8%
              Supranational................................   5.0%
                                                            -----
                                                            100.0%

                        DFA INVESTMENT GRADE PORTFOLIO
              Corporate....................................  46.5%
              Government...................................  40.5%
              Foreign Corporate............................  11.1%
              Foreign Government...........................   1.5%
              Supranational................................   0.4%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


      DFA DIVERSIFIED FIXED INCOME PORTFOLIO
Affiliated Investment Companies..............  80.2%
Government...................................  19.8%
                                              -----
                                              100.0%

                DFA LTIP PORTFOLIO
Government................................... 100.0%
                                              -----
                                              100.0%

   DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
Government................................... 100.0%
                                              -----
                                              100.0%

     DFA SHORT-DURATION REAL RETURN PORTFOLIO
Corporate....................................  60.1%
Government...................................   6.6%
Foreign Corporate............................  21.6%
Foreign Government...........................   8.6%
Supranational................................   3.1%
                                              -----
                                              100.0%

        DFA MUNICIPAL REAL RETURN PORTFOLIO
Muni Insured.................................   0.1%
Muni G.O. Local..............................  55.0%
Muni G.O. State..............................  28.5%
Muni Revenue.................................  16.3%
Muni Pre-Refunded............................   0.1%
                                              -----
                                              100.0%

  DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
Muni Insured.................................   3.9%
Muni G.O. Local..............................  31.3%
Muni G.O. State..............................  20.5%
Muni Revenue.................................  31.1%
Muni Pre-Refunded............................  13.2%
                                              -----
                                              100.0%

           DFA MUNICIPAL BOND PORTFOLIO
Muni Insured.................................   0.2%
Muni G.O. Local..............................  57.8%
Muni G.O. State..............................  21.2%
Muni Revenue.................................  18.8%
Muni Pre-Refunded............................   2.0%
                                              -----
                                              100.0%

      DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Muni Insured.................................   1.0%
Muni G.O. Local..............................  44.2%
Muni G.O. State..............................  33.2%
Muni Revenue.................................  20.9%
Muni Pre-Refunded............................   0.7%
                                              -----
                                              100.0%

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
              Corporate....................................   0.2%
              Muni Insured.................................   0.6%
              Muni G.O. Local..............................  51.6%
              Muni G.O. State..............................  31.8%
              Muni Revenue.................................  15.2%
              Muni Pre-Refunded............................   0.6%
                                                            -----
                                                            100.0%

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Muni Insured.................................   2.3%
Muni G.O. Local..............................  40.7%
Muni G.O. State..............................  18.6%
Muni Revenue.................................  22.2%
Muni Pre-Refunded............................  16.2%
                                              -----
                                              100.0%

  DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND
                     PORTFOLIO
Muni Insured.................................   9.1%
Muni G.O. Local..............................  43.6%
Muni G.O. State..............................  19.3%
Muni Revenue.................................  21.1%
Muni Pre-Refunded............................   6.9%
                                              -----
                                              100.0%

          DFA NY MUNICIPAL BOND PORTFOLIO
Muni Insured.................................   1.1%
Muni G.O. Local..............................  51.4%
Muni G.O. State..............................   2.0%
Muni Revenue.................................  29.3%
Muni Pre-Refunded............................  16.2%
                                              -----
                                              100.0%

          DFA MN MUNICIPAL BOND PORTFOLIO
Muni Insured.................................  29.1%
Muni G.O. Local..............................  23.5%
Muni G.O. State..............................  17.2%
Muni Revenue.................................  23.2%
Muni Pre-Refunded............................   7.0%
                                              -----
                                              100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                      FACE
                                                     AMOUNT     VALUE+
                                                     ------     ------
                                                     (000)
AGENCY OBLIGATIONS -- (6.0%)
Federal Home Loan Bank
      1.375%, 05/28/19............................. $ 20,000 $ 19,792,980
      2.000%, 09/13/19.............................   74,000   73,579,384
#     1.500%, 10/21/19.............................   68,000   67,062,620
#     1.375%, 11/15/19.............................    7,500    7,382,625
#     2.125%, 02/11/20.............................   34,500   34,263,433
      1.875%, 03/13/20.............................   10,000    9,881,760
#     4.125%, 03/13/20.............................   80,000   82,259,200
      2.375%, 03/30/20.............................   10,000    9,969,540
Federal Home Loan Mortgage Corp.
      1.250%, 10/02/19.............................  113,600  111,714,581
Federal National Mortgage Association
      1.125%, 12/14/18.............................   41,000   40,738,379
      1.750%, 09/12/19.............................   16,573   16,426,793
      1.000%, 10/24/19.............................   32,000   31,321,568
                                                             ------------
TOTAL AGENCY OBLIGATIONS...........................           504,392,863
                                                             ------------

BONDS -- (74.4%)
African Development Bank
      1.125%, 09/20/19.............................   19,000   18,628,740
#     1.375%, 02/12/20.............................   25,438   24,884,545
Agence Francaise de Developpement
      1.375%, 08/02/19.............................   15,600   15,349,324
      1.625%, 01/21/20.............................   16,170   15,849,478
Alberta, Province of Canada
      1.900%, 12/06/19.............................   53,000   52,309,355
ANZ New Zealand International Ltd.
## #  2.250%, 02/01/19.............................    3,905    3,890,889
      2.600%, 09/23/19.............................   11,984   11,915,602
##    2.600%, 09/23/19.............................   22,849   22,718,591
Apple, Inc.
#     1.550%, 02/08/19.............................   23,384   23,240,155
#     1.700%, 02/22/19.............................    4,000    3,977,129
#     2.100%, 05/06/19.............................    5,000    4,987,950
#     1.500%, 09/12/19.............................  102,300  100,835,491
#     1.800%, 11/13/19.............................   55,641   54,964,962
#     1.900%, 02/07/20.............................    5,413    5,345,175
Apple, Inc. Floating Rate Note 3M USD LIBOR +
 0.080%, FRN
(r)   1.871%, 02/08/19.............................   29,550   29,558,939
(r)   2.089%, 05/06/19.............................   15,600   15,652,142
Australia & New Zealand Banking Group, Ltd.
      2.000%, 11/16/18.............................   12,359   12,316,874
      2.250%, 06/13/19.............................    4,150    4,129,415
      1.600%, 07/15/19.............................    9,250    9,107,020
##    2.250%, 12/19/19.............................   60,000   59,495,512

                                                       FACE
                                                      AMOUNT    VALUE+
                                                      ------    ------
                                                      (000)
Australia & New Zealand Banking Group, Ltd. Floating
 Rate Note 3M USD LIBOR + 0.750%, FRN
(r)##   2.600%, 11/16/18............................. $45,630 $45,774,889
#(r)##  2.931%, 09/23/19.............................   3,145   3,166,528
Bank Nederlandse Gemeenten NV
        1.375%, 01/28/19.............................  35,910  35,630,117
##      1.500%, 02/15/19.............................  12,082  11,992,352
        1.500%, 02/15/19.............................  20,600  20,447,478
        1.875%, 06/11/19.............................  64,646  64,158,828
## #    1.750%, 10/30/19.............................   7,500   7,403,198
        1.750%, 10/30/19.............................  42,880  42,326,548
        1.625%, 11/25/19.............................  17,750  17,461,758
##      2.500%, 02/28/20.............................  26,000  25,880,868
        2.500%, 02/28/20.............................  12,208  12,152,063
Bank of Nova Scotia Floating Rate Note 3M USD LIBOR
 + 0.380%, FRN
(r)     2.364%, 02/28/19.............................  75,000  75,122,413
Bank of Nova Scotia (The)
#       2.050%, 10/30/18.............................  42,000  41,927,083
Berkshire Hathaway Finance Corp. Floating Rate Note
 3M USD LIBOR + 0.250%, FRN
#(r)    2.587%, 01/11/19.............................   5,900   5,911,540
(r)     2.815%, 03/15/19.............................   7,000   7,039,956
(r)     2.099%, 08/15/19.............................  11,030  11,049,550
Caisse d'Amortissement de la Dette Sociale
##      1.500%, 01/28/19.............................  18,200  18,068,414
        1.500%, 01/28/19.............................  36,512  36,256,051
##      1.750%, 09/24/19.............................   8,000   7,903,104
        1.750%, 09/24/19.............................  41,830  41,323,355
        1.875%, 01/13/20.............................  48,600  47,921,593
Chevron Corp.
#       1.790%, 11/16/18.............................  22,287  22,224,205
#       1.686%, 02/28/19.............................  12,240  12,161,056
        1.561%, 05/16/19.............................  25,400  25,158,954
        1.991%, 03/03/20.............................   9,500   9,376,203
Chevron Corp. Floating Rate Note 3M USD LIBOR +
 0.500%, FRN
(r)     2.350%, 05/16/18.............................  15,192  15,195,084
(r)     2.360%, 11/16/18.............................   5,000   5,012,719
#(r)    2.074%, 02/28/19.............................  15,350  15,360,745
(r)     2.249%, 11/15/19.............................   6,950   6,992,992
Cisco Systems, Inc.
        2.125%, 03/01/19.............................  34,580  34,501,969
        1.400%, 09/20/19.............................  23,787  23,416,681
Commonwealth Bank of Australia
##      1.375%, 09/06/18.............................  30,990  30,878,595
        2.500%, 09/20/18.............................  56,868  56,901,799
        1.750%, 11/02/18.............................   3,200   3,185,717
#       2.250%, 03/13/19.............................   7,400   7,375,932
        2.300%, 09/06/19.............................  13,969  13,856,167

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT     VALUE+
                                                      ------     ------
                                                      (000)
Commonwealth Bank of Australia Floating Rate Note
 3M USD LIBOR + 0.790%, FRN
(r)##  3.148%, 11/02/18............................. $ 20,325 $ 20,398,468
(r)    3.185%, 03/15/19.............................   25,115   25,307,632
(r)    2.575%, 09/06/19.............................   13,094   13,166,534
(r)    2.434%, 11/07/19.............................    4,819    4,846,386
Cooperatieve Rabobank UA
#      2.250%, 01/14/19.............................   55,738   55,609,378
#      1.375%, 08/09/19.............................   45,920   45,021,085
       2.250%, 01/14/20.............................   16,470   16,267,535
## #   4.750%, 01/15/20.............................    4,750    4,883,266
       4.750%, 01/15/20.............................    9,332    9,593,819
Cooperatieve Rabobank UA Floating Rate Note 3M USD
 LIBOR + 0.510%, FRN
(r)    2.310%, 08/09/19.............................    3,419    3,436,249
Council Of Europe Development Bank
       1.500%, 05/17/19.............................   58,200   57,613,344
       1.750%, 11/14/19.............................    4,280    4,226,800
#      1.875%, 01/27/20.............................   29,349   28,969,517
       1.625%, 03/10/20.............................    9,532    9,355,086
CPPIB Capital, Inc.
##     1.250%, 09/20/19.............................    4,850    4,750,284
Dexia Credit Local SA
       2.250%, 01/30/19.............................    9,706    9,681,689
Erste Abwicklungsanstalt
       1.375%, 10/30/19.............................   15,400   15,102,333
European Bank for Reconstruction & Development
#      1.750%, 11/26/19.............................   21,051   20,787,020
European Investment Bank
       1.875%, 03/15/19.............................   33,900   33,747,847
       2.125%, 03/15/19.............................   10,172   10,148,391
#      1.250%, 05/15/19.............................   49,500   48,894,662
#      1.125%, 08/15/19.............................   32,000   31,441,792
#      1.250%, 12/16/19.............................   18,000   17,617,320
#      1.625%, 03/16/20.............................   58,151   57,082,185
Export Development Canada
       1.750%, 08/19/19.............................  105,550  104,488,167
       1.000%, 09/13/19.............................   23,335   22,854,066
## #   2.300%, 02/10/20.............................   82,050   81,545,772
Exxon Mobil Corp.
       1.708%, 03/01/19.............................   18,500   18,408,109
Finland Government International Bond
       1.750%, 09/10/19.............................    6,300    6,235,211
FMS Wertmanagement
       1.000%, 08/16/19.............................  123,000  120,610,110
FMS Wertmanagement
#      1.750%, 01/24/20.............................   29,500   29,055,625
       2.250%, 02/03/20.............................   22,400   22,227,520
#      1.750%, 03/17/20.............................    6,500    6,387,536
FMS Wertmanagement AoeR
       1.500%, 08/09/19.............................    5,000    4,933,865

                                                    FACE
                                                   AMOUNT    VALUE+
                                                   ------    ------
                                                   (000)
General Electric Co.
     6.000%, 08/07/19............................. $ 6,644 $ 6,896,478
General Electric Co.
     5.625%, 05/01/18.............................  53,827  53,827,000
#    2.300%, 01/14/19.............................   2,500   2,493,059
General Electric Co. Floating Rate Note 3M USD
 LIBOR + 0.270%, FRN
(r)  2.064%, 08/07/18.............................   5,000   5,000,207
Inter-American Development Bank
     1.125%, 09/12/19.............................  21,247  20,855,333
     1.750%, 10/15/19.............................   9,500   9,395,348
Inter-American Development Bank Floating Rate
 Note 1M USD LIBOR + 0.040%, FRN
(r)  1.938%, 11/26/18.............................   5,051   5,049,833
International Bank for Reconstruction &
 Development
#    1.875%, 03/15/19.............................  50,000  49,780,300
     0.875%, 08/15/19.............................  18,000  17,634,078
     1.875%, 10/07/19.............................  49,532  49,082,200
Kommunalbanken A.S.
     2.125%, 03/15/19.............................  77,140  76,899,323
     1.750%, 05/28/19.............................  42,700  42,345,334
     1.500%, 09/09/19.............................   5,000   4,928,010
     1.500%, 10/22/19.............................  34,768  34,203,368
     1.625%, 01/15/20.............................  32,140  31,582,982
Kommunekredit
     1.125%, 08/23/19.............................  63,700  62,498,363
Kommuninvest I Sverige AB
     1.125%, 10/09/18.............................  10,705  10,650,233
     1.000%, 11/13/18.............................  28,000  27,800,388
     1.125%, 09/17/19.............................  17,200  16,853,678
     2.000%, 11/12/19.............................  17,950  17,780,731
     1.750%, 03/19/20.............................  31,044  30,508,056
Kreditanstalt fuer Wiederaufbau
#    1.875%, 04/01/19.............................  39,800  39,602,042
#    1.500%, 09/09/19.............................  50,500  49,800,396
#    1.250%, 09/30/19.............................  89,000  87,337,706
     4.000%, 01/27/20.............................   4,100   4,194,196
     1.500%, 04/20/20.............................  10,000   9,770,179
Landeskreditbank Baden- Wuerttemberg Foerderbank
     1.625%, 02/01/19.............................  18,125  18,017,156
Landwirtschaftliche Rentenbank
#    1.750%, 04/15/19.............................  12,500  12,419,500
Manitoba, Province of Canada
     1.750%, 05/30/19.............................  24,440  24,217,352
Merck & Co., Inc. Floating Rate Note 3M USD LIBOR
 + 0.360%, FRN
(r)  2.233%, 05/18/18.............................  19,430  19,433,206
Microsoft Corp.
#    1.300%, 11/03/18.............................   6,709   6,683,878
#    4.200%, 06/01/19.............................   5,000   5,090,593
Municipality Finance P.L.C.
##   1.250%, 09/10/18.............................  99,500  99,139,213

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT     VALUE+
                                                      ------     ------
                                                      (000)
       1.250%, 09/10/18............................. $ 48,520 $ 48,344,066
       1.250%, 04/18/19.............................   25,150   24,844,427
       1.750%, 05/21/19.............................   29,350   29,109,213
       1.500%, 03/23/20.............................   12,567   12,289,420
National Australia Bank, Ltd.
#      2.000%, 01/14/19.............................    4,500    4,479,626
##     2.250%, 07/01/19.............................   12,000   11,920,123
       1.375%, 07/12/19.............................   70,400   69,201,550
#      2.250%, 01/10/20.............................    8,700    8,582,369
National Australia Bank, Ltd. Floating Rate Note 3M
 USD LIBOR + 0.640%, FRN
(r)##  3.002%, 07/23/18.............................      310      310,401
(r)    3.002%, 07/23/18.............................    8,750    8,761,323
(r)    3.128%, 01/14/19.............................    2,500    2,510,759
(r)##  2.602%, 07/25/19.............................   50,000   50,011,619
(r)##  2.224%, 08/29/19.............................   41,600   41,630,531
(r)##  2.928%, 01/10/20.............................   16,080   16,171,685
Nederlandse Waterschapsbank NV
##     1.500%, 01/23/19.............................   82,950   82,397,387
       1.875%, 03/13/19.............................   67,703   67,330,295
##     1.750%, 09/05/19.............................   16,000   15,811,280
       1.750%, 09/05/19.............................   40,400   39,923,482
       1.250%, 09/09/19.............................    6,850    6,726,056
##     1.250%, 09/09/19.............................    6,050    5,940,531
       1.625%, 03/04/20.............................   15,750   15,441,300
Nestle Holdings, Inc.
       2.125%, 01/14/20.............................    8,912    8,807,703
Nordea Bank AB
##     1.875%, 09/17/18.............................    3,118    3,111,017
       2.375%, 04/04/19.............................    3,969    3,955,687
Nordea Bank AB Floating Rate Note 3M USD LIBOR +
 0.840%, FRN
(r)##  3.018%, 09/17/18.............................   14,410   14,451,949
#(r)   3.018%, 09/17/18.............................    3,000    3,008,733
(r)    2.244%, 11/07/18.............................   20,000   20,030,517
(r)    2.375%, 03/07/19.............................  100,000  100,100,007
(r)    2.618%, 04/10/19.............................   37,000   37,020,433
Novartis Capital Corp.
#      1.800%, 02/14/20.............................    6,551    6,441,921
NRW Bank
       1.250%, 10/01/18.............................    4,954    4,931,197
       1.875%, 07/01/19.............................   16,907   16,760,585
       1.250%, 07/29/19.............................   11,734   11,535,156
       2.000%, 09/23/19.............................   14,600   14,462,599
       1.875%, 01/27/20.............................   14,333   14,124,082
Oesterreichische Kontrollbank AG
       1.625%, 03/12/19.............................    6,000    5,956,818
       1.125%, 04/26/19.............................   41,526   40,979,131
#      1.750%, 01/24/20.............................   48,852   48,100,971
#      1.375%, 02/10/20.............................   51,882   50,737,483
Ontario, Province of Canada
#      2.000%, 09/27/18.............................   54,780   54,701,210
#      1.625%, 01/18/19.............................   15,000   14,911,794
#      2.000%, 01/30/19.............................   33,297   33,186,702

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
#      1.250%, 06/17/19............................. $39,780 $39,200,405
#      4.000%, 10/07/19.............................  16,209  16,511,136
       4.400%, 04/14/20.............................  42,900  44,207,542
Oracle Corp.
#      2.375%, 01/15/19.............................   4,100   4,103,878
Oracle Corp. Floating Rate Note 3M USD LIBOR +
 0.580%, FRN
(r)    2.928%, 01/15/19.............................   1,000   1,003,073
Pfizer, Inc.
#      1.200%, 06/01/18.............................  43,760  43,729,806
#      2.100%, 05/15/19.............................  27,242  27,116,134
Procter & Gamble Co. (The)
#      1.750%, 10/25/19.............................   3,866   3,822,093
Province of Ontario Canada
#      1.650%, 09/27/19.............................  10,500  10,355,730
Quebec, Province of Canada Floating Rate Note 3M
 USD LIBOR + 0.280%, FRN
#(r)   2.642%, 07/21/19.............................  80,786  80,993,252
Roche Holdings, Inc. Floating Rate Note 3M USD
 LIBOR + 0.340%, FRN
(r)##  2.642%, 09/30/19.............................  39,640  39,825,919
Royal Bank of Canada
#      2.200%, 07/27/18.............................  15,318  15,312,947
#      2.150%, 03/15/19.............................  14,818  14,760,992
       1.625%, 04/15/19.............................  15,252  15,106,545
#      1.500%, 07/29/19.............................  31,832  31,331,651
#      2.125%, 03/02/20.............................  77,755  76,477,661
       2.150%, 03/06/20.............................  47,922  47,194,318
Royal Bank of Canada Floating Rate Note 3M USD
 LIBOR + 0.400%, FRN
(r)    2.759%, 10/31/18.............................  31,000  31,052,098
(r)    2.788%, 01/10/19.............................   2,400   2,406,178
Shell International Finance BV
       1.625%, 11/10/18.............................  27,970  27,900,116
       2.000%, 11/15/18.............................   9,543   9,516,339
#      1.375%, 05/10/19.............................  19,990  19,763,913
       1.375%, 09/12/19.............................  43,105  42,340,432
#      4.300%, 09/22/19.............................   6,987   7,148,813
       4.375%, 03/25/20.............................   6,500   6,687,756
Shell International Finance BV Floating Rate Note
 3M USD LIBOR + 0.580%, FRN
(r)    2.391%, 11/10/18.............................  21,560  21,619,919
(r)    2.421%, 09/12/19.............................  15,370  15,438,357
State of North Rhine-Westphalia Germany
       1.375%, 01/30/19.............................   3,500   3,469,715
       1.875%, 06/17/19.............................  16,500  16,368,280
       1.625%, 07/25/19.............................  17,200  16,993,273
       1.250%, 09/16/19.............................  12,000  11,771,592
       1.625%, 01/22/20.............................  55,400  54,352,995

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
State of North Rhine-Westphalia Germany Floating
 Rate Note 3M USD LIBOR + 0.170%, FRN
(r)  2.090%, 11/23/18............................. $ 48,200 $ 48,239,717
Statoil ASA
     1.150%, 05/15/18.............................    8,200    8,196,870
     2.250%, 11/08/19.............................   27,060   26,823,781
Statoil ASA Floating Rate Note 3M USD LIBOR +
 0.290%, FRN
(r)  2.129%, 05/15/18.............................    5,835    5,835,644
Svensk Exportkredit AB
     1.250%, 04/12/19.............................    6,500    6,426,884
     1.875%, 06/17/19.............................   43,600   43,265,588
     1.125%, 08/28/19.............................    5,000    4,905,128
Svensk Exportkredit AB Floating Rate Note 3M USD
 LIBOR + 0.100%, FRN
(r)  2.412%, 10/04/18.............................   19,630   19,642,730
Svenska Handelsbanken Floating Rate Note 3M USD
 LIBOR + 0.400%, FRN
(r)  2.211%, 02/12/19.............................  149,500  149,788,626
(r)  2.582%, 01/22/20.............................   23,200   23,149,124
Svenska Handelsbanken AB
#    2.500%, 01/25/19.............................   33,223   33,186,442
     2.250%, 06/17/19.............................   19,710   19,581,927
#    1.500%, 09/06/19.............................    2,109    2,069,292
Svenska Handelsbanken AB Floating Rate Note 3M
 USD LIBOR + 0.490%, FRN
(r)  2.668%, 06/17/19.............................    1,580    1,585,842
(r)  2.515%, 09/06/19.............................    9,086    9,123,942
Swedbank AB
##   2.375%, 02/27/19.............................   15,000   14,945,955
Toronto-Dominion Bank (The)
#    2.625%, 09/10/18.............................   34,926   34,955,234
     1.950%, 01/22/19.............................   36,548   36,400,337
#    2.125%, 07/02/19.............................    7,218    7,171,840
     1.450%, 08/13/19.............................    3,773    3,709,349
#    1.900%, 10/24/19.............................   90,974   89,714,010
#    2.250%, 11/05/19.............................   13,746   13,631,488
Toronto-Dominion Bank (The) Floating Rate Note 3M
 USD LIBOR + 0.840%, FRN
(r)  3.202%, 01/22/19.............................    5,000    5,025,793
(r)  2.470%, 08/13/19.............................    9,500    9,551,511
Total Capital International SA
#    2.125%, 01/10/19.............................   12,350   12,306,023
Total Capital International SA Floating Rate Note
 3M USD LIBOR + 0.350%, FRN
(r)  2.528%, 06/19/19.............................    4,633    4,648,750
Toyota Motor Credit Corp.
     2.000%, 10/24/18.............................    6,865    6,852,616
     1.700%, 01/09/19.............................   42,001   41,785,392
     2.100%, 01/17/19.............................   19,561   19,520,307
     1.700%, 02/19/19.............................    9,318    9,261,003

                                                       FACE
                                                      AMOUNT      VALUE+
                                                      ------      ------
                                                      (000)
       1.400%, 05/20/19............................. $ 33,361 $   32,979,294
#      2.125%, 07/18/19.............................    2,613      2,596,038
#      2.200%, 01/10/20.............................   32,571     32,231,435
       2.150%, 03/12/20.............................   15,060     14,864,308
Toyota Motor Credit Corp. Floating Rate Note 3M USD
 LIBOR + 0.230%, FRN
(r)    2.069%, 08/15/18.............................   30,000     30,016,048
(r)    2.591%, 01/09/19.............................   22,158     22,194,587
(r)    2.743%, 01/17/19.............................   14,300     14,324,640
(r)    2.705%, 02/19/19.............................    7,347      7,388,891
USAA Capital Corp. Floating Rate Note 3M USD LIBOR
 + 0.230%, FRN
(r)##  2.588%, 02/01/19.............................   42,955     42,998,905
Walmart Inc
#      1.750%, 10/09/19.............................    9,000      8,910,695
Westpac Banking Corp.
#      1.950%, 11/23/18.............................   17,521     17,488,147
#      2.250%, 01/17/19.............................   79,463     79,315,959
       1.600%, 08/19/19.............................   16,970     16,700,677
Westpac Banking Corp. Floating Rate Note 3M USD
 LIBOR + 0.740%, FRN
(r)    3.099%, 07/30/18.............................   38,084     38,146,666
(r)    2.660%, 11/23/18.............................   22,189     22,269,954
(r)##  2.174%, 04/26/19.............................   21,000     21,006,084
(r)    2.530%, 05/13/19.............................    5,500      5,531,125
                                                              --------------
TOTAL BONDS.........................................           6,253,338,708
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (7.9%)
U.S. Treasury Notes
       0.750%, 02/15/19.............................   15,000     14,827,148
       2.750%, 02/15/19.............................   20,000     20,081,250
       1.500%, 02/28/19.............................   55,000     54,660,547
#      0.875%, 09/15/19.............................  100,000     97,949,219
       1.000%, 10/15/19.............................   70,000     68,586,328
       1.375%, 12/15/19.............................   50,000     49,150,391
#      1.875%, 12/31/19.............................  115,000    113,930,859
#      1.250%, 01/31/20.............................   10,000      9,794,141
#      1.375%, 02/15/20.............................   25,000     24,519,531
       1.250%, 02/29/20.............................   30,000     29,340,234
       1.625%, 03/15/20.............................   80,000     78,753,125
#      1.375%, 03/31/20.............................   50,000     48,964,844
#      1.500%, 04/15/20.............................   50,000     49,046,875
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................             659,604,492
                                                              --------------
TOTAL INVESTMENT SECURITIES.........................           7,417,336,063
                                                              --------------

CERTIFICATES OF DEPOSIT -- (0.5%)
Nordea Bank AB
       1.610%, 05/02/18.............................   40,000     39,998,960
                                                              --------------

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
COMMERCIAL PAPER -- (5.8%)
Caisse des Depots et Consignations
    2.000%, 06/04/18............................. $50,000 $49,906,083
    2.155%, 07/24/18.............................  25,000  24,869,254
Erste Abwicklungsanstalt
    2.200%, 06/21/18.............................  30,000  29,911,167
    2.230%, 06/21/18.............................  55,000  54,837,139
    2.250%, 06/22/18.............................  35,000  34,894,110
Export Development Canada
    2.000%, 06/04/18.............................  15,000  14,972,977
Landesbank Hessen-Thuringen
    2.160%, 06/11/18.............................  30,000  29,933,010
Nestle Capital Corp.
    1.940%, 06/05/18.............................  50,000  49,911,200
Oesterreichische Kontrollbank AG
    1.700%, 05/04/18.............................  25,000  24,995,192
    1.900%, 06/28/18.............................  50,000  49,834,882

                                                       FACE
                                                      AMOUNT       VALUE+
                                                      ------       ------
                                                      (000)
PSP Capital, Inc.
      2.060%, 06/14/18.............................   $ 50,000 $   49,878,437
      2.050%, 06/19/18.............................     50,000     49,863,195
      2.100%, 07/16/18.............................     25,000     24,885,944
                                                               --------------
TOTAL COMMERCIAL PAPER.............................               488,692,590
                                                               --------------

                                                      SHARES
                                                      ------         -
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government
       Money Market Fund, 1.630%................... 79,175,729     79,175,729
                                                               --------------

SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund............... 32,743,849    378,846,334
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,445,188,240)............................             $8,404,049,676
                                                               ==============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Agency Obligations............          -- $  504,392,863   --    $  504,392,863
Bonds.........................          --  6,253,338,708   --     6,253,338,708
U.S. Treasury Obligations.....          --    659,604,492   --       659,604,492
Certificates of Deposit.......          --     39,998,960   --        39,998,960
Commercial Paper..............          --    488,692,590   --       488,692,590
Temporary Cash Investments.... $79,175,729             --   --        79,175,729
Securities Lending Collateral.          --    378,846,334   --       378,846,334
                               ----------- --------------   --    --------------
TOTAL......................... $79,175,729 $8,324,873,947   --    $8,404,049,676
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
BONDS -- (89.9%)
AUSTRALIA -- (8.5%)
ANZ New Zealand International Ltd.
##  2.600%, 09/23/19.............................         750 $    745,719
Australia & New Zealand Banking Group, Ltd.
#   2.250%, 06/13/19.............................      59,108   58,814,814
    1.600%, 07/15/19.............................       8,565    8,432,608
    2.050%, 09/23/19.............................       1,168    1,154,413
##  2.250%, 12/19/19.............................      12,000   11,899,102
#   2.250%, 11/09/20.............................      16,895   16,517,016
Commonwealth Bank of Australia
    1.750%, 11/02/18.............................       4,630    4,609,334
    1.625%, 02/04/19............................. EUR   2,253    2,759,367
    2.250%, 03/13/19.............................       1,004    1,000,735
    4.250%, 04/24/19............................. AUD   1,500    1,149,311
    2.300%, 09/06/19.............................      11,019   10,929,995
    5.000%, 10/15/19.............................      12,500   12,847,847
##  2.250%, 03/10/20.............................      10,000    9,842,167
##  2.050%, 09/18/20.............................      41,500   40,429,724
    2.400%, 11/02/20.............................      25,800   25,377,017
National Australia Bank, Ltd.
    4.250%, 05/20/19............................. AUD  26,850   20,592,366
#   2.250%, 07/01/19.............................      18,070   17,949,719
##  2.250%, 07/01/19.............................      18,482   18,358,976
    1.375%, 07/12/19.............................      37,849   37,204,680
##  2.400%, 12/09/19.............................       2,492    2,471,709
#   2.250%, 01/10/20.............................       4,300    4,241,860
    2.125%, 05/22/20.............................      14,706   14,424,756
#   2.625%, 07/23/20.............................       6,100    6,036,107
    2.500%, 01/12/21.............................      10,000    9,800,390
Western Australian Treasury Corp.
    2.500%, 07/22/20............................. AUD  10,000    7,565,291
Westpac Banking Corp.
    2.250%, 01/17/19.............................      89,010   88,845,293
    4.500%, 02/25/19............................. AUD   8,000    6,125,657
#   1.650%, 05/13/19.............................       6,200    6,125,073
    1.600%, 08/19/19.............................       4,975    4,896,044
    2.150%, 03/06/20.............................       5,000    4,921,606
    2.300%, 05/26/20.............................      10,000    9,843,964
                                                              ------------
TOTAL AUSTRALIA..................................              465,912,660
                                                              ------------

AUSTRIA -- (2.9%)
Oesterreichische Kontrollbank AG
#   1.750%, 01/24/20.............................      78,908   77,694,903
    1.375%, 02/10/20.............................      50,518   49,403,573
#   1.875%, 01/20/21.............................      15,860   15,463,786
Republic of Austria Government Bond
##  0.250%, 10/18/19............................. EUR  12,400   15,142,127
                                                              ------------
TOTAL AUSTRIA....................................              157,704,389
                                                              ------------

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                        -------    ------
                                                         (000)
BELGIUM -- (0.1%)
Dexia Credit Local SA
      2.250%, 01/30/19.............................       5,944 $  5,929,112
                                                                ------------

CANADA -- (19.4%)
Alberta, Province of Canada
      2.000%, 06/01/19............................. CAD  81,000   63,232,930
      4.000%, 12/01/19............................. CAD  31,000   24,906,959
      1.900%, 12/06/19.............................      33,700   33,260,854
##    1.750%, 08/26/20.............................      15,000   14,607,837
      1.750%, 08/26/20.............................      15,800   15,404,463
Bank of Montreal
#     2.100%, 12/12/19.............................       6,015    5,936,585
Bank of Nova Scotia (The)
#     1.950%, 01/15/19.............................       8,363    8,327,278
      2.050%, 06/05/19.............................      10,000    9,920,661
#     1.650%, 06/14/19.............................      15,000   14,808,628
British Columbia, Province of Canada
      3.700%, 12/18/20............................. CAD  42,500   34,386,950
Canada Housing Trust No 1
##    1.950%, 06/15/19............................. CAD 143,000  111,603,372
##    3.750%, 03/15/20............................. CAD  30,000   24,129,912
##    1.450%, 06/15/20............................. CAD  10,000    7,698,586
##    1.250%, 12/15/20............................. CAD  15,000   11,429,651
Canadian Government Bond
      0.750%, 08/01/19............................. CAD  55,000   42,309,241
CPPIB Capital, Inc.
      1.100%, 06/10/19............................. CAD  45,000   34,771,214
##    1.250%, 09/20/19.............................       3,600    3,525,984
      1.400%, 06/04/20............................. CAD  27,500   21,110,713
Export Development Canada
      1.750%, 08/19/19.............................      18,000   17,818,920
## #  2.300%, 02/10/20.............................      10,000    9,938,546
Ontario, Province of Canada
      4.400%, 06/02/19............................. CAD  41,000   32,826,185
      2.100%, 09/08/19............................. CAD  72,000   56,226,676
      4.000%, 10/07/19.............................         543      553,122
      4.200%, 06/02/20............................. CAD  67,500   54,811,714
      2.550%, 02/12/21.............................      10,000    9,886,035
Quebec, Province of Canada
      4.500%, 12/01/19............................. CAD  31,000   25,098,906
      4.500%, 12/01/20............................. CAD  77,000   63,460,306
Royal Bank of Canada
      2.980%, 05/07/19............................. CAD  14,500   11,388,025
      1.500%, 07/29/19.............................         838      824,828
      2.125%, 03/02/20.............................      55,000   54,096,474
      2.150%, 03/06/20.............................      18,715   18,430,818
      1.920%, 07/17/20............................. CAD  42,000   32,308,875
      2.500%, 01/19/21.............................      12,831   12,598,111
      2.860%, 03/04/21............................. CAD   7,000    5,484,801
      2.030%, 03/15/21............................. CAD  30,000   22,975,427
Toronto-Dominion Bank (The)
      2.447%, 04/02/19............................. CAD  42,000   32,841,746
      2.125%, 07/02/19.............................       3,153    3,132,836
#     1.450%, 08/13/19.............................       5,659    5,563,532

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
CANADA -- (Continued)
    1.900%, 10/24/19.............................      29,675 $   29,264,001
#   2.250%, 11/05/19.............................      23,000     22,808,398
    1.693%, 04/02/20............................. CAD  35,000     26,898,438
    2.563%, 06/24/20............................. CAD  40,000     31,223,023
#   2.550%, 01/25/21.............................       5,000      4,925,093
                                                              --------------
TOTAL CANADA.....................................              1,066,756,654
                                                              --------------

DENMARK -- (1.2%)
Kommunekredit
    1.125%, 08/23/19.............................      61,900     60,732,318
    1.750%, 01/10/20.............................       1,500      1,478,160
    1.625%, 06/12/20.............................       4,500      4,396,370
                                                              --------------
TOTAL DENMARK....................................                 66,606,848
                                                              --------------

FINLAND -- (1.2%)
Finland Government International Bond
    1.750%, 09/10/19.............................       6,200      6,136,239
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................         800        790,280
    1.750%, 05/21/19.............................      35,300     35,010,399
    1.500%, 03/23/20.............................      25,529     24,965,115
                                                              --------------
TOTAL FINLAND....................................                 66,902,033
                                                              --------------

FRANCE -- (7.1%)
Agence Francaise de Developpement
    1.250%, 05/25/19............................. EUR   8,500     10,435,677
    1.375%, 08/02/19.............................      19,800     19,481,834
    1.625%, 01/21/20.............................     100,516     98,523,572
Caisse d'Amortissement de la Dette Sociale
##  1.750%, 09/24/19.............................       9,000      8,890,992
    1.750%, 09/24/19.............................      42,445     41,930,906
    1.875%, 01/13/20.............................      41,200     40,624,889
Dexia Credit Local SA
    0.040%, 12/11/19............................. EUR   5,000      6,071,588
    2.000%, 01/22/21............................. EUR  31,050     39,675,798
French Republic Government Bond OAT
    0.0%, 02/25/21............................... EUR  56,500     68,891,616
IXIS Corporate & Investment Bank SA
    5.875%, 02/24/20............................. GBP   4,000      5,963,173
Sanofi
    1.875%, 09/04/20............................. EUR   3,000      3,769,247
Total Capital Canada, Ltd.
    1.875%, 07/09/20............................. EUR   1,300      1,635,869
Total Capital International SA
#   2.125%, 01/10/19.............................      15,212     15,157,832
    2.100%, 06/19/19.............................       6,623      6,584,205
Total Capital SA
#   4.450%, 06/24/20.............................       3,750      3,867,603
    4.125%, 01/28/21.............................       6,000      6,160,043

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
FRANCE -- (Continued)
UNEDIC ASSEO
    0.0%, 11/25/20............................... EUR  13,000 $ 15,789,441
                                                              ------------
TOTAL FRANCE.....................................              393,454,285
                                                              ------------

GERMANY -- (8.0%)
Erste Abwicklungsanstalt
    1.375%, 10/30/19.............................      26,600   26,085,848
    --%, 02/25/21................................ EUR   3,000    3,641,674
FMS Wertmanagement
    1.000%, 08/16/19.............................      71,500   70,110,755
FMS Wertmanagement
    1.750%, 01/24/20.............................      29,450   29,006,378
FMS Wertmanagement AoeR
    0.0%, 10/20/20............................... EUR   2,000    2,433,313
Kreditanstalt fuer Wiederaufbau
    1.500%, 09/09/19.............................     104,600  103,150,919
    1.250%, 09/30/19.............................      36,500   35,818,273
    4.000%, 01/27/20.............................       5,000    5,114,873
    6.000%, 08/20/20............................. AUD  14,500   11,794,389
    1.375%, 02/01/21............................. GBP   1,000    1,388,097
NRW Bank
    1.875%, 07/01/19.............................      16,264   16,123,154
    1.250%, 07/29/19.............................      14,108   13,868,926
    2.000%, 09/23/19.............................      12,000   11,887,068
    1.875%, 01/27/20.............................      23,000   22,664,752
State of North Rhine-Westphalia Germany
    1.875%, 06/17/19.............................       3,800    3,769,664
    1.625%, 07/25/19.............................      22,700   22,427,169
    1.250%, 09/16/19.............................      13,800   13,537,331
    1.625%, 01/22/20.............................      48,650   47,730,563
                                                              ------------
TOTAL GERMANY....................................              440,553,146
                                                              ------------

JAPAN -- (2.4%)
Toyota Credit Canada, Inc.
    2.250%, 05/23/19............................. CAD  12,238    9,543,724
Toyota Motor Credit Corp.
    1.700%, 01/09/19.............................      29,443   29,291,857
    2.100%, 01/17/19.............................       6,359    6,345,771
#   1.700%, 02/19/19.............................       6,967    6,924,384
#   1.400%, 05/20/19.............................      25,596   25,303,139
#   2.125%, 07/18/19.............................       3,331    3,309,377
#   2.200%, 01/10/20.............................      14,459   14,308,260
#   2.150%, 03/12/20.............................      29,198   28,818,596
    4.500%, 06/17/20.............................       4,500    4,649,304
    4.250%, 01/11/21.............................       5,000    5,155,054
                                                              ------------
TOTAL JAPAN......................................              133,649,466
                                                              ------------

LUXEMBOURG -- (0.3%)
European Financial Stability Facility
    0.100%, 01/19/21............................. EUR   7,000    8,538,051
    --%, 03/29/21................................ EUR   3,000    3,646,528

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                        -------    ------
                                                         (000)
LUXEMBOURG -- (Continued)
Nestle Finance International, Ltd.
      1.250%, 05/04/20............................. EUR   1,979 $  2,452,530
                                                                ------------
TOTAL LUXEMBOURG...................................               14,637,109
                                                                ------------

NETHERLANDS -- (8.4%)
Bank Nederlandse Gemeenten NV
##    1.750%, 10/30/19.............................       7,500    7,403,197
      1.750%, 10/30/19.............................      32,320   31,902,846
      1.625%, 11/25/19.............................       2,800    2,754,531
      1.375%, 12/09/19............................. GBP  15,133   20,985,510
## #  2.500%, 02/28/20.............................      17,000   16,922,106
      1.750%, 03/24/20.............................      47,892   47,002,550
      2.125%, 12/14/20.............................      15,000   14,727,000
      4.375%, 02/16/21.............................      14,566   15,135,531
Cooperatieve Rabobank UA
      2.250%, 01/14/19.............................      70,043   69,881,368
      1.375%, 08/09/19.............................       1,320    1,294,160
#     2.250%, 01/14/20.............................      22,845   22,564,167
      4.750%, 01/15/20.............................       5,000    5,140,280
##    4.750%, 01/15/20.............................       4,750    4,883,266
      4.500%, 01/11/21.............................       2,962    3,060,370
      4.125%, 01/12/21............................. EUR     500      669,862
      4.625%, 01/13/21............................. GBP     850    1,268,175
      2.500%, 01/19/21.............................      21,650   21,276,368
Nederlandse Waterschapsbank NV
      1.750%, 09/05/19.............................      11,000   10,870,255
##    1.750%, 09/05/19.............................      26,700   26,385,073
      1.250%, 09/09/19.............................       2,430    2,386,032
      1.000%, 12/09/19............................. GBP   4,180    5,762,153
      1.625%, 03/04/20.............................      39,199   38,430,700
Shell International Finance BV
#     1.375%, 05/10/19.............................      14,857   14,688,967
#     1.375%, 09/12/19.............................      41,375   40,641,118
      4.300%, 09/22/19.............................       4,000    4,092,636
      4.375%, 03/25/20.............................      14,278   14,690,428
      2.250%, 11/10/20.............................      16,618   16,381,246
                                                                ------------
TOTAL NETHERLANDS..................................              461,199,895
                                                                ------------

NEW ZEALAND -- (0.1%)
ANZ New Zealand International Ltd.
      2.600%, 09/23/19.............................       4,823    4,795,473
                                                                ------------

NORWAY -- (2.2%)
Kommunalbanken A.S.
      2.125%, 03/15/19.............................       3,678    3,666,525
      1.500%, 09/09/19.............................       6,500    6,406,413
      1.500%, 10/22/19.............................      35,878   35,295,341
      1.625%, 01/15/20.............................       3,000    2,948,007
Statoil ASA
      2.250%, 11/08/19.............................      56,499   56,005,795
      2.000%, 09/10/20............................. EUR     500      632,402
      2.900%, 11/08/20.............................      10,673   10,672,443
      5.625%, 03/11/21............................. EUR   2,476    3,460,281
                                                                ------------
TOTAL NORWAY.......................................              119,087,207
                                                                ------------

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
SINGAPORE -- (2.7%)
Singapore Government Bond
    2.500%, 06/01/19............................. SGD 115,000 $ 87,536,942
    1.625%, 10/01/19............................. SGD  82,500   62,138,303
                                                              ------------
TOTAL SINGAPORE..................................              149,675,245
                                                              ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.5%)
African Development Bank
    1.125%, 09/20/19.............................      20,000   19,609,200
    1.375%, 02/12/20.............................      24,438   23,906,302
    1.875%, 03/16/20.............................      14,250   14,048,025
Asian Development Bank
    2.800%, 01/19/21............................. AUD   9,000    6,832,321
Council Of Europe Development Bank
    1.750%, 11/14/19.............................       3,779    3,732,027
    1.250%, 12/23/19............................. GBP   3,000    4,155,168
    1.625%, 03/10/20.............................      71,306   69,982,561
European Bank for Reconstruction & Development
    1.750%, 11/26/19.............................      22,505   22,222,787
European Investment Bank
    1.250%, 12/16/19.............................       9,000    8,808,660
    2.250%, 03/07/20............................. GBP   6,700    9,453,026
#   1.625%, 03/16/20.............................      81,819   80,315,167
    2.800%, 01/15/21............................. AUD   4,000    3,039,351
    4.000%, 02/16/21.............................      15,000   15,482,031
#   2.000%, 03/15/21.............................      20,000   19,570,101
Inter-American Development Bank
#   1.125%, 09/12/19.............................      23,280   22,850,857
    1.750%, 10/15/19.............................       2,500    2,472,460
International Bank for Reconstruction & Development
#   0.875%, 08/15/19.............................      19,850   19,446,469
    1.875%, 10/07/19.............................      59,001   58,465,212
    2.800%, 01/13/21............................. AUD  10,000    7,592,665
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              411,984,390
                                                              ------------

SWEDEN -- (8.6%)
Kommuninvest I Sverige AB
    1.125%, 09/17/19.............................      14,700   14,404,015
    2.000%, 11/12/19.............................      54,200   53,688,894
    1.750%, 03/19/20.............................      50,260   49,392,311
    2.500%, 12/01/20............................. SEK 308,000   37,395,058
Nordea Bank AB
    2.375%, 04/04/19.............................       6,986    6,962,567
##  1.625%, 09/30/19.............................      16,000   15,696,075
Svensk Exportkredit AB
    1.250%, 04/12/19.............................       3,645    3,603,999
    1.875%, 06/17/19.............................      71,258   70,711,451
    1.125%, 08/28/19.............................       9,250    9,074,487

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                        -------    ------
                                                         (000)
SWEDEN -- (Continued)
      1.750%, 08/28/20.............................      27,971 $ 27,295,468
#     1.750%, 03/10/21.............................      20,000   19,373,459
Svenska Handelsbanken AB
      2.500%, 01/25/19.............................      86,287   86,192,052
      4.500%, 04/10/19............................. AUD   2,500    1,917,767
      2.250%, 06/17/19.............................      42,545   42,268,548
      1.500%, 09/06/19.............................      21,261   20,860,702
      1.950%, 09/08/20.............................       2,500    2,431,055
#     2.400%, 10/01/20.............................       4,000    3,929,369
      3.000%, 11/20/20............................. GBP   1,000    1,435,025
Swedbank AB
## #  2.375%, 02/27/19.............................       7,579    7,551,693
                                                                ------------
TOTAL SWEDEN.......................................              474,183,995
                                                                ------------

UNITED STATES -- (9.3%)
Apple, Inc.
#     2.100%, 05/06/19.............................   $   8,148    8,128,364
      2.850%, 08/28/19............................. AUD   3,680    2,784,415
      1.500%, 09/12/19.............................      88,350   87,085,196
#     1.800%, 11/13/19.............................       5,000    4,939,250
#     1.550%, 02/07/20.............................       9,900    9,728,644
      1.900%, 02/07/20.............................      22,408   22,127,228
      2.000%, 11/13/20.............................       3,267    3,203,097
#     2.250%, 02/23/21.............................      18,600   18,285,557
Berkshire Hathaway, Inc.
      2.100%, 08/14/19.............................       3,909    3,891,012
      0.250%, 01/17/21............................. EUR   1,074    1,303,353
Chevron Corp.
      1.686%, 02/28/19.............................       4,670    4,639,880
      1.561%, 05/16/19.............................      31,115   30,819,719
#     2.193%, 11/15/19.............................      31,566   31,297,535
      1.961%, 03/03/20.............................       4,150    4,094,556
      1.991%, 03/03/20.............................      21,089   20,814,183
Cisco Systems, Inc.
      2.125%, 03/01/19.............................       6,497    6,482,339
      1.400%, 09/20/19.............................      33,306   32,787,488
      4.450%, 01/15/20.............................      38,004   39,089,394
#     2.450%, 06/15/20.............................       9,935    9,876,471
#     2.200%, 02/28/21.............................       2,725    2,675,128
Coca-Cola Co. (The)
      1.875%, 10/27/20.............................       4,077    3,984,693
Exxon Mobil Corp.
#     1.912%, 03/06/20.............................      19,700   19,436,249
#     2.222%, 03/01/21.............................       5,000    4,918,443
Merck & Co., Inc.
      1.850%, 02/10/20.............................      18,426   18,158,845
Microsoft Corp.
#     4.200%, 06/01/19.............................       5,650    5,752,370
      1.850%, 02/06/20.............................      12,000   11,839,338
#     1.850%, 02/12/20.............................      14,000   13,810,325
Nestle Holdings, Inc.
      2.125%, 01/14/20.............................       5,500    5,435,634
      1.750%, 12/09/20............................. GBP   2,400    3,350,792
Novartis Capital Corp.
#     1.800%, 02/14/20.............................       7,805    7,675,041

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
UNITED STATES -- (Continued)
Oracle Corp.
    2.250%, 01/10/21............................. EUR  22,330 $   28,580,946
Pfizer, Inc.
    2.100%, 05/15/19.............................      24,850     24,735,186
Procter & Gamble Co. (The)
    4.125%, 12/07/20............................. EUR   2,791      3,735,163
#   1.850%, 02/02/21.............................       8,890      8,653,566
Walmart Inc
    1.750%, 10/09/19.............................       8,900      8,811,688
                                                              --------------
TOTAL UNITED STATES..............................                512,931,088
                                                              --------------
TOTAL BONDS......................................              4,945,962,995
                                                              --------------

AGENCY OBLIGATIONS -- (5.4%)
Federal Home Loan Bank
    2.000%, 09/13/19.............................      35,000     34,801,060
#   1.500%, 10/21/19.............................      29,000     28,600,235
    1.375%, 11/15/19.............................       5,000      4,921,750
    2.125%, 02/11/20.............................       5,000      4,965,715
    1.875%, 03/13/20.............................      24,000     23,716,224
    4.125%, 03/13/20.............................      39,900     41,026,776
    2.375%, 03/30/20.............................      32,100     32,002,223
Federal Home Loan Mortgage Corp.
    1.250%, 10/02/19.............................      56,300     55,365,589
Federal National Mortgage Association
    1.750%, 09/12/19.............................       7,000      6,938,246
    1.000%, 10/24/19.............................      25,000     24,469,975
#   1.500%, 02/28/20.............................      42,000     41,246,814
                                                              --------------
TOTAL AGENCY OBLIGATIONS.........................                298,054,607
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (1.6%)
U.S. Treasury Notes
    1.000%, 10/15/19.............................      10,000      9,798,047
    1.250%, 01/31/20.............................      15,000     14,691,211
    1.250%, 02/29/20.............................      20,000     19,560,156
    1.375%, 03/31/20.............................      20,000     19,585,938
    1.500%, 04/15/20.............................      25,000     24,523,437
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS..................                 88,158,789
                                                              --------------
TOTAL INVESTMENT SECURITIES......................              5,332,176,391
                                                              --------------


DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                          SHARES       VALUE+
                                                    -     ------       ------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund...............     14,693,669 $  170,005,749
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,548,227,723)............................                 $5,502,182,140
                                                                   ==============

At April 30, 2018, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                         UNREALIZED
                                                                                          FOREIGN
                                                                                          EXCHANGE
                                                                     SETTLEMENT         APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                  DATE           (DEPRECIATION)
------------------ --------------- ---------------------------- ----------             --------------
USD    22,947,816  SGD  30,221,608 UBS AG                               05/14/18        $   151,401
USD    22,114,797  SGD  28,981,472 JP Morgan                            05/17/18            252,561
USD    11,199,769  SGD  14,762,707 Citibank, N.A.                       05/25/18             61,769
USD    19,470,198  SGD  25,536,710 State Street Bank and Trust          07/03/18            185,128
USD    88,864,360  EUR  72,029,035 State Street Bank and Trust          07/03/18          1,468,674
USD    88,744,291  EUR  71,909,139 State Street Bank and Trust          07/05/18          1,480,610
USD   131,997,623  CAD 168,477,186 State Street Bank and Trust          07/06/18            575,071
USD    55,950,159  GBP  39,347,321 UBS AG                               07/10/18          1,596,655
USD    89,550,160  CAD 112,824,515 Bank of America Corp.                07/10/18          1,532,817
USD    96,666,882  CAD 121,588,668 HSBC Bank                            07/11/18          1,810,431
USD   121,164,612  CAD 152,465,478 JP Morgan                            07/13/18          2,214,930
USD    24,409,149  CAD  31,268,947 JP Morgan                            07/16/18             12,396
USD    88,278,376  CAD 110,689,466 JP Morgan                            07/16/18          1,915,907
USD     8,765,517  AUD  11,284,706 State Street Bank and Trust          07/17/18            267,152
USD   127,822,023  CAD 160,808,579 State Street Bank and Trust          07/19/18          2,347,670
USD    74,514,776  AUD  96,853,567 HSBC Bank                            07/20/18          1,573,927
USD   125,456,379  CAD 158,845,954 Morgan Stanley                       07/20/18          1,510,839
USD    15,531,076  SGD  20,500,030 State Street Bank and Trust          07/23/18             42,187
USD    21,551,508  SGD  28,450,210 Citibank, N.A.                       07/24/18             55,305
USD    39,330,617  SEK 334,220,926 UBS AG                               07/25/18            913,019
USD    51,832,752  EUR  42,310,392 State Street Bank and Trust          07/26/18            404,582
                                                                                        -----------
                                                                  TOTAL APPRECIATION    $20,373,031

AUD    15,099,888  USD  11,403,511 UBS AG                               07/20/18        $   (31,719)
CAD    10,438,926  USD   8,319,898 Citibank, N.A.                       07/06/18           (176,895)
CAD       303,420  USD     236,754 Citibank, N.A.                       07/19/18                 (4)
USD    22,714,970  SGD  30,136,133 Citibank, N.A.                       07/25/18            (55,619)
USD    15,164,946  SGD  20,085,107 Bank of America Corp.                07/26/18            (11,545)
                                                                                        -----------
                                                                  TOTAL (DEPRECIATION)  $  (275,782)
                                                                                        -----------
                                                                  TOTAL APPRECIATION
                                                                  (DEPRECIATION)        $20,097,249
                                                                                        ===========

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --      $465,912,660   --      $465,912,660
  Austria................................   --       157,704,389   --       157,704,389
  Belgium................................   --         5,929,112   --         5,929,112
  Canada.................................   --     1,066,756,654   --     1,066,756,654
  Denmark................................   --        66,606,848   --        66,606,848
  Finland................................   --        66,902,033   --        66,902,033
  France.................................   --       393,454,285   --       393,454,285
  Germany................................   --       440,553,146   --       440,553,146
  Japan..................................   --       133,649,466   --       133,649,466
  Luxembourg.............................   --        14,637,109   --        14,637,109
  Netherlands............................   --       461,199,895   --       461,199,895
  New Zealand............................   --         4,795,473   --         4,795,473
  Norway.................................   --       119,087,207   --       119,087,207
  Singapore..............................   --       149,675,245   --       149,675,245
  Supranational Organization Obligations.   --       411,984,390   --       411,984,390
  Sweden.................................   --       474,183,995   --       474,183,995
  United States..........................   --       512,931,088   --       512,931,088
Agency Obligations.......................   --       298,054,607   --       298,054,607
U.S. Treasury Obligations................   --        88,158,789   --        88,158,789
Securities Lending Collateral............   --       170,005,749   --       170,005,749
Forward Currency Contracts**.............   --        20,097,249   --        20,097,249
                                            --    --------------   --    --------------
TOTAL....................................   --    $5,522,279,389   --    $5,522,279,389
                                            ==    ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (90.1%)
AUSTRALIA -- (6.8%)
ASB Finance, Ltd.
    0.500%, 06/10/22............................. EUR   2,000 $ 2,411,649
Australia & New Zealand Banking Group, Ltd.
#   2.700%, 11/16/20.............................       7,000   6,922,458
    3.300%, 03/07/22............................. AUD   2,000   1,515,779
    2.625%, 11/09/22.............................       6,667   6,409,504
Commonwealth Bank of Australia
    2.300%, 03/12/20.............................       1,310   1,292,564
    2.900%, 07/12/21............................. AUD   2,000   1,500,948
    3.250%, 01/17/22............................. AUD   1,000     757,369
##  2.750%, 03/10/22.............................       2,000   1,950,399
    3.250%, 03/31/22............................. AUD   6,000   4,534,174
    0.500%, 07/11/22............................. EUR   5,725   6,927,840
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................       4,475   4,483,032
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................      15,000  14,877,865
    2.625%, 01/14/21.............................       1,905   1,875,583
    3.000%, 05/12/21............................. AUD   1,000     753,869
    1.875%, 07/12/21.............................       1,350   1,292,708
    0.875%, 01/20/22............................. EUR   1,112   1,368,059
    2.500%, 05/22/22.............................       3,968   3,828,304
    0.350%, 09/07/22............................. EUR   1,500   1,801,817
Westpac Banking Corp.
    4.875%, 11/19/19.............................       5,000   5,143,957
    0.250%, 01/17/22............................. EUR   8,500  10,215,481
                                                              -----------
TOTAL AUSTRALIA..................................              79,863,359
                                                              -----------

AUSTRIA -- (0.6%)
Republic of Austria Government Bond
##  0.0%, 09/20/22............................... EUR   6,100   7,389,128
                                                              -----------

BELGIUM -- (0.8%)
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.............................       3,327   3,202,135
Dexia Credit Local SA
    0.625%, 01/21/22............................. EUR   1,250   1,540,520
    0.250%, 06/02/22............................. EUR   2,000   2,425,415
    1.125%, 06/15/22............................. GBP   2,000   2,716,002
                                                              -----------
TOTAL BELGIUM....................................               9,884,072
                                                              -----------

CANADA -- (5.8%)
Bank of Montreal
    1.900%, 08/27/21.............................       4,000   3,827,520
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................       5,000   4,960,330
#   2.800%, 07/21/21.............................         420     414,757

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
CANADA -- (Continued)
Goldcorp, Inc.
    3.625%, 06/09/21.............................         500 $   500,074
Province of British Columbia Canada
    3.250%, 12/18/21............................. CAD   5,000   4,013,201
Province of Ontario Canada
    2.500%, 09/10/21.............................      15,000  14,730,040
Province of Quebec Canada
    0.875%, 05/24/22............................. GBP   4,730   6,374,370
Quebec, Province of Canada
    4.500%, 12/01/18............................. CAD   9,000   7,129,133
Royal Bank of Canada
    2.150%, 03/06/20.............................       7,197   7,087,716
    2.750%, 02/01/22.............................       5,614   5,499,886
    1.968%, 03/02/22............................. CAD   8,000   6,051,513
Toronto-Dominion Bank (The)
    1.994%, 03/23/22............................. CAD  10,000   7,577,086
                                                              -----------
TOTAL CANADA.....................................              68,165,626
                                                              -----------

DENMARK -- (0.4%)
Danske Bank A.S.
##  2.800%, 03/10/21.............................       5,000   4,931,194
                                                              -----------

FINLAND -- (1.4%)
Finland Government Bond
##  1.625%, 09/15/22............................. EUR  12,000  15,579,688
OP Corporate Bank P.L.C.
    0.750%, 03/03/22............................. EUR     725     889,077
    0.375%, 10/11/22............................. EUR     500     601,538
                                                              -----------
TOTAL FINLAND....................................              17,070,303
                                                              -----------

FRANCE -- (5.3%)
BPCE SA
    1.125%, 12/14/22............................. EUR   1,800   2,237,703
Caisse d'Amortissement de la Dette Sociale
    0.125%, 11/25/22............................. EUR   3,500   4,241,544
Credit Agricole SA
##  2.750%, 06/10/20.............................       5,000   4,950,735
Electricite de France SA
##  2.350%, 10/13/20.............................       5,300   5,211,150
French Republic Government Bond OAT
    --%, 05/25/22................................ EUR  10,400  12,617,650
    2.250%, 10/25/22............................. EUR   8,500  11,329,857
Societe Generale SA
##  2.500%, 04/08/21.............................       4,200   4,094,181
Total Capital Canada, Ltd.
    1.125%, 03/18/22............................. EUR   1,500   1,872,909

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
FRANCE -- (Continued)
Total Capital SA
      4.450%, 06/24/20.............................       8,000 $ 8,250,887
      4.125%, 01/28/21.............................       4,000   4,106,695
Unedic Asseo
      0.875%, 10/25/22............................. EUR   3,400   4,253,941
                                                                -----------
TOTAL FRANCE.......................................              63,167,252
                                                                -----------

GERMANY -- (5.7%)
Bayer U.S. Finance LLC
##    2.375%, 10/08/19.............................       5,000   4,951,590
BMW US Capital LLC
## #  2.000%, 04/11/21.............................       2,365   2,280,325
Deutsche Bank AG
      2.950%, 08/20/20.............................       1,000     984,050
      1.500%, 01/20/22............................. EUR   1,000   1,227,179
FMS Wertmanagement AoeR
      1.625%, 11/20/18.............................       6,800   6,772,663
      0.875%, 02/14/22............................. GBP   2,000   2,722,340
Kreditanstalt fuer Wiederaufbau
      1.500%, 04/20/20.............................      14,000  13,678,250
      0.875%, 03/15/22............................. GBP  12,110  16,470,200
      2.900%, 06/06/22............................. AUD   1,000     757,781
      --%, 12/15/22................................ EUR   2,000   2,410,190
NRW Bank
      --%, 08/10/22................................ EUR   5,000   6,023,652
      --%, 11/11/22................................ EUR   5,000   6,010,532
Volkswagen Group of America Finance LLC
##    2.400%, 05/22/20.............................       3,625   3,565,041
                                                                -----------
TOTAL GERMANY......................................              67,853,793
                                                                -----------

IRELAND -- (0.7%)
Allergan Finance LLC
      3.250%, 10/01/22.............................       2,800   2,711,712
Allergan Funding SCS
      3.450%, 03/15/22.............................       6,000   5,898,159
                                                                -----------
TOTAL IRELAND......................................               8,609,871
                                                                -----------

ITALY -- (1.0%)
Intesa Sanpaolo SpA
      0.875%, 06/27/22............................. EUR   3,000   3,653,096
## #  3.125%, 07/14/22.............................       4,550   4,383,334
Italy Buoni Poliennali Del Tesoro
      1.450%, 09/15/22............................. EUR   2,900   3,645,539
                                                                -----------
TOTAL ITALY........................................              11,681,969
                                                                -----------

JAPAN -- (4.1%)
American Honda Finance Corp.
#     2.450%, 09/24/20.............................       3,300   3,261,879
Mitsubishi UFJ Financial Group, Inc.
      0.680%, 01/26/23............................. EUR   1,790   2,157,998

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
JAPAN -- (Continued)
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................       4,000 $ 3,906,016
MUFG Bank, Ltd.
##  2.350%, 09/08/19.............................   $   3,000   2,973,382
MUFG Union Bank NA
#   2.625%, 09/26/18.............................       2,245   2,244,639
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.............................       3,500   3,424,952
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.............................       3,000   2,882,837
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD   4,000   3,027,377
Toyota Motor Credit Corp.
#   1.900%, 04/08/21.............................      20,928  20,300,368
    2.600%, 01/11/22.............................       3,152   3,085,129
    0.750%, 07/21/22............................. EUR     500     613,729
                                                              -----------
TOTAL JAPAN......................................              47,878,306
                                                              -----------

LUXEMBOURG -- (0.7%)
European Financial Stability Facility
    0.500%, 01/20/23............................. EUR   6,500   8,008,121
                                                              -----------

NETHERLANDS -- (5.0%)
Bank Nederlandse Gemeenten NV
    1.875%, 06/11/19.............................       5,000   4,962,320
    1.750%, 03/24/20.............................      10,000   9,814,280
    1.000%, 03/15/22............................. GBP   1,000   1,362,382
    0.500%, 08/26/22............................. EUR   5,000   6,151,030
Cooperatieve Rabobank UA
    0.125%, 10/11/21............................. EUR     900   1,083,940
    2.750%, 01/10/22.............................         810     792,001
    4.000%, 01/11/22............................. EUR     980   1,346,096
    4.750%, 06/06/22............................. EUR   1,367   1,944,882
ING Bank NV
##  2.750%, 03/22/21.............................       5,000   4,931,618
Mylan, Inc.
#   2.550%, 03/28/19.............................       4,400   4,382,761
Shell International Finance BV
#   4.375%, 03/25/20.............................      10,000  10,288,855
#   2.250%, 11/10/20.............................       4,606   4,540,379
    1.750%, 09/12/21.............................       7,000   6,711,581
Volkswagen International Finance NV
    0.875%, 01/16/23............................. EUR     300     365,250
                                                              -----------
TOTAL NETHERLANDS................................              58,677,375
                                                              -----------

NORWAY -- (1.1%)
Kommunalbanken A.S.
    2.250%, 01/25/22.............................      13,250  12,899,312
                                                              -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SPAIN -- (0.7%)
Banco Santander SA
#   3.848%, 04/12/23.............................       3,000 $ 2,976,136
Santander UK P.L.C.
    2.375%, 03/16/20.............................       2,000   1,974,033
Spain Government Bond
##  5.400%, 01/31/23............................. EUR   2,500   3,753,781
                                                              -----------
TOTAL SPAIN......................................               8,703,950
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.7%)
Asian Development Bank
    1.375%, 01/15/19.............................       6,000   5,959,857
European Financial Stability Facility
    0.0%, 11/17/22............................... EUR  21,960  26,485,316
European Investment Bank
#   1.875%, 03/15/19.............................      10,000   9,955,117
    1.750%, 06/17/19.............................       5,000   4,959,750
    4.250%, 12/07/21............................. GBP     220     335,321
    5.000%, 08/22/22............................. AUD   1,000     822,993
European Stability Mechanism
    0.0%, 10/18/22............................... EUR  17,350  20,925,434
International Bank for Reconstruction &
 Development
    0.750%, 12/07/21............................. GBP   5,000   6,790,783
International Finance Corp.
    2.800%, 08/15/22............................. AUD   4,500   3,401,511
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              79,636,082
                                                              -----------

SWEDEN -- (7.8%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22............................. SEK 269,000  30,689,282
Nordea Bank AB
    0.300%, 06/30/22............................. EUR   5,000   6,019,788
Skandinaviska Enskilda Banken AB
    0.300%, 02/17/22............................. EUR   1,250   1,509,112
    1.250%, 08/05/22............................. GBP   2,000   2,708,287
Svenska Handelsbanken AB
    2.400%, 10/01/20.............................      15,145  14,877,572
    0.250%, 02/28/22............................. EUR   4,600   5,542,471
Sweden Government Bond
    3.500%, 06/01/22............................. SEK 231,000  30,381,895
                                                              -----------
TOTAL SWEDEN.....................................              91,728,407
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SWITZERLAND -- (0.4%)
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22............................. EUR   1,000 $ 1,234,058
UBS AG
    2.375%, 08/14/19.............................         667     663,298
UBS Group Funding Switzerland AG
    1.750%, 11/16/22............................. EUR   2,000   2,524,159
                                                              -----------
TOTAL SWITZERLAND................................               4,421,515
                                                              -----------

UNITED KINGDOM -- (1.8%)
Anglo American Capital P.L.C.
##  3.750%, 04/10/22.............................       3,733   3,698,395
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................       5,000   4,916,662
Barclays P.L.C.
#   2.750%, 11/08/19.............................       8,000   7,944,936
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................         856     847,966
British Telecommunications P.L.C.
    0.500%, 06/23/22............................. EUR     400     482,207
HSBC USA, Inc.
    2.350%, 03/05/20.............................       2,825   2,790,477
Unilever Capital Corp.
    4.250%, 02/10/21.............................       1,000   1,032,805
                                                              -----------
TOTAL UNITED KINGDOM.............................              21,713,448
                                                              -----------

UNITED STATES -- (33.3%)
Abbott Laboratories
    2.000%, 03/15/20.............................   $   6,774   6,650,655
AbbVie, Inc.
    2.500%, 05/14/20.............................       1,422   1,404,995
Activision Blizzard, Inc.
    2.600%, 06/15/22.............................       5,000   4,825,992
Air Products & Chemicals, Inc.
    3.000%, 11/03/21.............................       3,990   3,964,738
Altria Group, Inc.
    2.850%, 08/09/22.............................       5,700   5,552,418
Ameren Corp.
    2.700%, 11/15/20.............................       1,000     986,242
American Express Credit Corp.
#   2.250%, 08/15/19.............................       2,500   2,485,288
American Honda Finance Corp.
    1.375%, 11/10/22............................. EUR   2,000   2,515,044
AmerisourceBergen Corp.
#   3.500%, 11/15/21.............................       5,000   5,009,650
Amgen, Inc.
    2.200%, 05/22/19.............................         575     572,234

                See accompanying Notes to Financial Statements.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Apache Corp.
    6.900%, 09/15/18.............................       4,890 $ 4,967,113
Apple, Inc.
    2.250%, 02/23/21.............................      12,050  11,846,288
    2.850%, 05/06/21.............................      11,176  11,138,257
AutoZone, Inc.
    2.875%, 01/15/23.............................       3,000   2,894,113
Bank of America Corp.
    2.600%, 01/15/19.............................       1,670   1,669,699
    2.650%, 04/01/19.............................       1,000   1,000,223
Biogen, Inc.
    2.900%, 09/15/20.............................       5,000   4,976,017
Booking Holdings, Inc.
    0.800%, 03/10/22............................. EUR   1,900   2,320,325
Boston Scientific Corp.
    6.000%, 01/15/20.............................       1,433   1,496,304
Bristol-Myers Squibb Co.
#   1.750%, 03/01/19.............................       1,200   1,192,149
Capital One NA/Mclean
    2.950%, 07/23/21.............................       4,495   4,418,568
CBS Corp.
    2.300%, 08/15/19.............................       1,417   1,403,133
Celgene Corp.
    2.250%, 05/15/19.............................       1,300   1,291,774
    3.550%, 08/15/22.............................       1,777   1,763,396
Chevron Corp.
#   2.419%, 11/17/20.............................      10,000   9,937,167
    2.100%, 05/16/21.............................       2,200   2,145,797
#   2.498%, 03/03/22.............................       3,000   2,937,296
Cigna Corp.
    4.500%, 03/15/21.............................       1,000   1,024,696
Cisco Systems, Inc.
    2.200%, 02/28/21.............................       5,000   4,908,491
Citizens Bank NA
#   2.550%, 05/13/21.............................       2,836   2,774,206
Comerica, Inc.
    2.125%, 05/23/19.............................         700     695,745
Conagra Brands, Inc.
    3.200%, 01/25/23.............................       2,000   1,962,412
CVS Health Corp.
    2.250%, 08/12/19.............................         600     595,020
#   2.800%, 07/20/20.............................       2,665   2,648,568
Discovery Communications LLC
##  2.750%, 11/15/19.............................       6,000   5,965,201
Dominion Energy, Inc.
    2.500%, 12/01/19.............................       4,667   4,610,961
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................       1,000     973,737
Dr Pepper Snapple Group, Inc.
    2.700%, 11/15/22.............................       1,000     950,810
DTE Energy Co.
    2.400%, 12/01/19.............................       2,210   2,179,852
E*TRADE Financial Corp.
    2.950%, 08/24/22.............................       4,000   3,874,975
eBay, Inc.
#   2.200%, 08/01/19.............................       5,500   5,465,306

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
    4.250%, 06/15/22.............................       1,000 $ 1,023,673
Express Scripts Holding Co.
    2.250%, 06/15/19.............................       2,865   2,842,056
Exxon Mobil Corp.
#   1.912%, 03/06/20.............................       5,009   4,941,938
    2.222%, 03/01/21.............................       2,800   2,754,328
Fifth Third Bancorp
    2.300%, 03/01/19.............................       2,270   2,262,090
Fifth Third Bank
    2.375%, 04/25/19.............................         453     452,010
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................       1,387   1,388,343
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................       3,000   2,973,438
GATX Corp.
    2.500%, 03/15/19.............................       3,000   2,991,082
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20.............................      12,715  12,428,682
General Electric Co.
    0.375%, 05/17/22............................. EUR   4,523   5,429,529
General Motors Financial Co., Inc.
    3.450%, 01/14/22.............................       5,000   4,944,584
Gilead Sciences, Inc.
#   2.550%, 09/01/20.............................       2,118   2,101,840
Goldman Sachs Group, Inc. (The)
    2.625%, 04/25/21.............................         500     489,351
    5.250%, 07/27/21.............................       5,000   5,285,863
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................       5,000   4,905,363
Hershey Co. (The)
    4.125%, 12/01/20.............................         300     308,567
Humana, Inc.
    2.625%, 10/01/19.............................       1,455   1,448,645
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................       4,400   4,401,024
International Business Machines Corp.
    2.500%, 01/27/22.............................       5,000   4,870,640
Johnson & Johnson
#   1.650%, 03/01/21.............................       4,452   4,323,412
    0.250%, 01/20/22............................. EUR   4,200   5,092,125
Kellogg Co.
    0.800%, 11/17/22............................. EUR     450     546,976
KeyCorp
    2.900%, 09/15/20.............................       2,142   2,126,793
Kroger Co. (The)
    2.300%, 01/15/19.............................       1,700   1,694,801
L3 Technologies, Inc.
    4.750%, 07/15/20.............................       1,553   1,605,936
Legg Mason, Inc.
    2.700%, 07/15/19.............................       5,425   5,395,469

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Lockheed Martin Corp.
#   2.500%, 11/23/20.............................       3,500 $ 3,458,502
Marathon Petroleum Corp.
    3.400%, 12/15/20.............................       3,500   3,513,337
Marriott International, Inc.
    6.750%, 05/15/18.............................       1,000   1,001,545
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................       2,200   2,181,590
Mastercard, Inc.
    1.100%, 12/01/22............................. EUR   1,000   1,239,015
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.............................       2,800   2,792,750
Merck & Co., Inc.
#   3.875%, 01/15/21.............................       6,244   6,386,968
MetLife, Inc.
#   4.750%, 02/08/21.............................       2,300   2,391,778
Microsoft Corp.
    1.850%, 02/12/20.............................       2,000   1,972,904
    1.550%, 08/08/21.............................       1,178   1,128,788
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21.............................       6,000   5,712,257
Monsanto Co.
    2.125%, 07/15/19.............................       2,500   2,477,449
Morgan Stanley
    7.300%, 05/13/19.............................       1,800   1,881,399
#   2.375%, 07/23/19.............................       1,365   1,358,582
Mosaic Co. (The)
    3.750%, 11/15/21.............................       6,000   5,985,739
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.............................       4,000   3,810,943
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................       3,850   3,821,034
Nordstrom, Inc.
    4.750%, 05/01/20.............................       5,225   5,373,341
Nuveen Finance LLC
##  2.950%, 11/01/19.............................       3,474   3,461,733
NVIDIA Corp.
#   2.200%, 09/16/21.............................         575     557,884
Omnicom Group, Inc.
    4.450%, 08/15/20.............................       1,000   1,026,611
    3.625%, 05/01/22.............................       2,000   2,001,314
ONEOK Partners L.P.
    3.375%, 10/01/22.............................       1,000     983,002
Oracle Corp.
    1.900%, 09/15/21.............................      20,000  19,297,011
Pacific Gas & Electric Co.
    3.500%, 10/01/20.............................         100     100,212
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.375%, 02/01/22.............................         361     357,187
PepsiCo, Inc.
    4.500%, 01/15/20.............................         451     464,872
Pfizer, Inc.
    0.250%, 03/06/22............................. EUR  13,680  16,506,566

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
UNITED STATES -- (Continued)
Procter & Gamble Co. (The)
    2.150%, 08/11/22.............................       7,369 $    7,096,636
    2.000%, 08/16/22............................. EUR     400        517,498
Progress Energy, Inc.
    4.400%, 01/15/21.............................       1,500      1,535,488
Regions Financial Corp.
    2.750%, 08/14/22.............................       1,500      1,446,026
Republic Services, Inc.
    3.800%, 05/15/18.............................         233        233,117
Roper Technologies, Inc.
    2.800%, 12/15/21.............................       1,000        977,352
Santander Holdings USA, Inc.
#   3.400%, 01/18/23.............................       6,525      6,320,251
Sherwin-Williams Co. (The)
#   2.750%, 06/01/22.............................       2,000      1,936,376
Southern Co. (The)
    2.750%, 06/15/20.............................       5,000      4,953,889
Southwest Airlines Co.
    2.750%, 11/06/19.............................       5,000      4,975,336
State Street Corp.
    2.550%, 08/18/20.............................       2,000      1,984,429
Stryker Corp.
    2.625%, 03/15/21.............................       2,400      2,367,288
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................       1,070      1,058,982
Time Warner, Inc.
    4.875%, 03/15/20.............................       2,635      2,721,543
    4.000%, 01/15/22.............................       3,470      3,525,381
Union Pacific Corp.
    1.800%, 02/01/20.............................         844        829,121
    4.000%, 02/01/21.............................       1,470      1,504,025
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................         710        705,075
Verizon Communications, Inc.
    4.600%, 04/01/21.............................       1,197      1,244,525
    3.125%, 03/16/22.............................       3,650      3,608,334
Viacom, Inc.
    4.500%, 03/01/21.............................       6,000      6,159,496
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................       1,590      1,584,435
Wells Fargo & Co.
    2.150%, 01/30/20.............................         750        740,086
    1.500%, 09/12/22............................. EUR     300        375,128
Wisconsin Electric Power Co.
    1.700%, 06/15/18.............................         535        534,552
Xerox Corp.
    4.070%, 03/17/22.............................       2,900      2,879,913
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................       2,210      2,188,890
                                                              --------------
TOTAL UNITED STATES..............................                394,270,898
                                                              --------------
TOTAL BONDS......................................              1,066,553,981
                                                              --------------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
U.S. TREASURY OBLIGATIONS -- (8.0%)
U.S. Treasury Notes
    0.750%, 02/15/19.............................    75,500 $   74,629,980
    1.500%, 05/31/19.............................    20,000     19,826,563
                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS..................               94,456,543
                                                            --------------
TOTAL INVESTMENT SECURITIES......................            1,161,010,524
                                                            --------------

                                                         SHARES       VALUE+
                                                         ------       ------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund...............     1,893,506 $   21,907,864
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,196,172,461)............................                $1,182,918,388
                                                                  ==============

At April 30, 2018, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                     UNREALIZED
                                                                                      FOREIGN
                                                                                      EXCHANGE
                                                                    SETTLEMENT      APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                 DATE        (DEPRECIATION)
------------------ --------------- ---------------------------- ------------------ --------------
USD   102,909,839  EUR  83,248,385 State Street Bank and Trust       05/08/18        $2,344,038
USD    28,054,966  CAD  35,969,608 Bank of America Corp.             06/11/18            15,047
USD    65,674,821  SEK 533,978,795 State Street Bank and Trust       06/12/18         4,511,211
USD    14,479,081  AUD  18,856,236 Citibank, N.A.                    06/28/18           280,634
USD    40,254,866  GBP  28,715,057 State Street Bank and Trust       07/23/18           564,330
USD   138,152,812  EUR 112,141,246 State Street Bank and Trust       07/23/18         1,877,033
                                                                                     ----------
                                                                TOTAL APPRECIATION   $9,592,293
                                                                                     ==========

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------
                            LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                            ------- -------------- ------- --------------
       Bonds
        Australia..........   --    $   79,863,359   --    $   79,863,359
        Austria............   --         7,389,128   --         7,389,128
        Belgium............   --         9,884,072   --         9,884,072
        Canada.............   --        68,165,626   --        68,165,626
        Denmark............   --         4,931,194   --         4,931,194
        Finland............   --        17,070,303   --        17,070,303
        France.............   --        63,167,252   --        63,167,252
        Germany............   --        67,853,793   --        67,853,793
        Ireland............   --         8,609,871   --         8,609,871
        Italy..............   --        11,681,969   --        11,681,969
        Japan..............   --        47,878,306   --        47,878,306
        Luxembourg.........   --         8,008,121   --         8,008,121
        Netherlands........   --        58,677,375   --        58,677,375
        Norway.............   --        12,899,312   --        12,899,312
        Spain..............   --         8,703,950   --         8,703,950
        Supranational
          Organization
          Obligations......   --        79,636,082   --        79,636,082
        Sweden.............   --        91,728,407   --        91,728,407
        Switzerland........   --         4,421,515   --         4,421,515
        United Kingdom.....   --        21,713,448   --        21,713,448
        United States......   --       394,270,898   --       394,270,898
       U.S. Treasury
        Obligations........   --        94,456,543   --        94,456,543
       Securities Lending
        Collateral.........   --        21,907,864   --        21,907,864
       Forward Currency
        Contracts**........   --         9,592,293   --         9,592,293
                              --    --------------   --    --------------
       TOTAL...............   --    $1,192,510,681   --    $1,192,510,681
                              ==    ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
BONDS -- (99.6%)
AUSTRALIA -- (9.6%)
ANZ New Zealand International, Ltd.
    0.625%, 06/01/21............................. EUR   1,000 $    1,222,475
    0.400%, 03/01/22............................. EUR  34,282     41,357,243
ASB Finance, Ltd.
    0.500%, 06/10/22............................. EUR  41,239     49,726,996
Australia & New Zealand Banking Group, Ltd.
    2.300%, 06/01/21.............................      17,866     17,354,453
    2.550%, 11/23/21.............................      61,184     59,496,558
    2.625%, 05/19/22.............................       5,000      4,849,342
    2.625%, 11/09/22.............................      98,167     94,375,552
Commonwealth Bank of Australia
    2.550%, 03/15/21.............................      35,750     35,098,118
    2.900%, 07/12/21............................. AUD  15,000     11,257,109
##  2.000%, 09/06/21.............................      45,774     43,946,924
    3.250%, 01/17/22............................. AUD  43,460     32,915,236
##  2.750%, 03/10/22.............................     102,078     99,546,388
    3.250%, 03/31/22............................. AUD  21,000     15,869,610
    0.500%, 07/11/22............................. EUR  16,950     20,511,246
National Australia Bank, Ltd.
    2.625%, 01/14/21.............................       8,550      8,417,970
    3.000%, 05/12/21............................. AUD  14,343     10,812,747
    1.875%, 07/12/21.............................      31,520     30,182,336
    2.800%, 01/10/22.............................     180,432    176,857,972
    0.875%, 01/20/22............................. EUR   9,168     11,279,104
    3.250%, 03/24/22............................. AUD  17,600     13,313,163
    2.500%, 05/22/22.............................     115,430    111,366,220
    0.350%, 09/07/22............................. EUR  27,190     32,660,940
South Australian Government Financing Authority
    1.500%, 09/22/22............................. AUD  20,000     14,352,752
Western Australian Treasury Corp.
    2.750%, 10/20/22............................. AUD 199,000    150,396,925
Westpac Banking Corp.
    2.100%, 05/13/21.............................       1,633      1,581,168
#   2.000%, 08/19/21.............................      43,841     42,114,004
    2.800%, 01/11/22.............................     206,009    202,263,330
    0.250%, 01/17/22............................. EUR  11,762     14,135,822
    2.500%, 06/28/22.............................      35,211     33,901,028
    2.625%, 12/14/22............................. GBP   5,416      7,750,112
                                                              --------------
TOTAL AUSTRALIA..................................              1,388,912,843
                                                              --------------

AUSTRIA -- (3.1%)
Oesterreichische Kontrollbank AG
    0.750%, 03/07/22............................. GBP   8,000     10,794,600

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
AUSTRIA -- (Continued)
Republic of Austria Government Bond
##  0.0%, 09/20/22............................... EUR 357,100 $432,566,785
                                                              ------------
TOTAL AUSTRIA....................................              443,361,385
                                                              ------------

BELGIUM -- (1.9%)
Dexia Credit Local SA
    0.875%, 09/07/21............................. GBP   4,600    6,226,850
    1.875%, 09/15/21.............................      10,742   10,328,702
    0.625%, 01/21/22............................. EUR  28,750   35,431,955
    0.250%, 06/02/22............................. EUR  29,400   35,653,610
    1.125%, 06/15/22............................. GBP  20,100   27,295,821
    2.375%, 09/20/22.............................       2,700    2,610,209
Kingdom of Belgium Government Bond
    4.250%, 09/28/22............................. EUR 109,909  158,213,194
                                                              ------------
TOTAL BELGIUM....................................              275,760,341
                                                              ------------

CANADA -- (16.7%)
Alberta, Province of Canada
    1.350%, 09/01/21............................. CAD 226,500  170,813,053
Bank of Montreal
    1.900%, 08/27/21.............................      84,774   81,118,545
Bank of Nova Scotia (The)
#   2.450%, 03/22/21.............................      38,422   37,588,052
#   2.700%, 03/07/22.............................     188,023  183,210,124
British Columbia, Province of Canada
#   2.000%, 10/23/22.............................       6,000    5,737,745
Canada Housing Trust No. 1
##  1.750%, 06/15/22............................. CAD  97,000   73,796,152
CPPIB Capital, Inc.
##  2.250%, 01/25/22.............................     103,442  100,690,320
    2.250%, 01/25/22.............................      58,150   56,603,141
Export Development Canada
    2.700%, 10/24/22............................. AUD  65,725   49,333,063
Province of British Columbia Canada
    3.250%, 12/18/21............................. CAD  63,000   50,566,338
Province of Manitoba Canada
    1.550%, 09/05/21............................. CAD  29,600   22,459,068
    2.125%, 05/04/22.............................      61,500   59,112,303
Province of Ontario Canada
    2.400%, 02/08/22.............................     187,269  182,406,643
    1.350%, 03/08/22............................. CAD  55,000   41,124,810
    3.150%, 06/02/22............................. CAD 216,950  173,336,959

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
CANADA -- (Continued)
Province of Quebec Canada
    4.250%, 12/01/21............................. CAD  58,000 $   48,079,987
    2.375%, 01/31/22.............................     202,636    197,534,114
    0.875%, 05/24/22............................. GBP  11,551     15,566,669
    3.500%, 12/01/22............................. CAD 144,700    117,495,566
Royal Bank of Canada
    2.500%, 01/19/21.............................      52,368     51,417,497
    2.030%, 03/15/21............................. CAD  60,000     45,950,855
#   2.750%, 02/01/22.............................      76,944     75,379,980
    1.968%, 03/02/22............................. CAD 279,434    211,374,807
    2.000%, 03/21/22............................. CAD  30,000     22,703,688
Toronto-Dominion Bank (The)
    2.125%, 04/07/21.............................     123,746    120,103,008
#   1.800%, 07/13/21.............................      41,938     40,131,719
    2.621%, 12/22/21............................. CAD  57,179     44,418,769
    1.994%, 03/23/22............................. CAD 174,267    132,043,610
                                                              --------------
TOTAL CANADA.....................................              2,410,096,585
                                                              --------------

DENMARK -- (0.3%)
Kommunekredit
    0.0%, 09/08/22............................... EUR  33,405     40,109,809
                                                              --------------

FINLAND -- (3.4%)
Finland Government Bond
    --%, 04/15/22................................ EUR  20,000     24,279,226
##  1.625%, 09/15/22............................. EUR 310,500    403,124,419
    1.500%, 04/15/23............................. EUR   3,000      3,883,496
Municipality Finance P.L.C.
    1.250%, 12/07/22............................. GBP   7,284      9,990,675
OP Corporate Bank P.L.C.
    0.750%, 03/03/22............................. EUR  23,001     28,206,417
    2.500%, 05/20/22............................. GBP   2,550      3,632,372
    0.375%, 10/11/22............................. EUR  15,600     18,768,004
                                                              --------------
TOTAL FINLAND....................................                491,884,609
                                                              --------------

FRANCE -- (8.1%)
Agence Francaise de Developpement
    0.125%, 04/30/22............................. EUR  48,200     58,251,472
    0.500%, 10/25/22............................. EUR  13,600     16,655,845
Caisse d'Amortissement de la Dette Sociale
    1.875%, 02/12/22.............................      78,500     75,294,845
    0.125%, 11/25/22............................. EUR 287,000    347,806,615
Dexia Credit Local SA
    0.750%, 01/25/23............................. EUR   6,000      7,406,798
French Republic Government Bond OAT
    3.000%, 04/25/22............................. EUR  15,500     21,083,312
    --%, 05/25/22................................ EUR 312,500    379,136,104
    2.250%, 10/25/22............................. EUR  18,000     23,992,639
    --%, 03/25/23................................ EUR   5,000      6,023,616

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
FRANCE -- (Continued)
Sanofi
    1.125%, 03/10/22............................. EUR   5,200 $    6,492,777
Total Capital Canada, Ltd.
    1.125%, 03/18/22............................. EUR  19,600     24,472,680
Total Capital International SA
#   2.750%, 06/19/21.............................      12,984     12,860,833
    2.125%, 11/19/21............................. EUR   4,000      5,171,777
#   2.875%, 02/17/22.............................      33,380     33,002,734
Unedic Asseo
    0.875%, 10/25/22............................. EUR 127,900    160,023,235
UNEDIC ASSEO
    2.250%, 04/05/23............................. EUR   2,000      2,662,236
                                                              --------------
TOTAL FRANCE.....................................              1,180,337,518
                                                              --------------

GERMANY -- (7.5%)
Bayerische Landesbodenkreditanstalt
    2.500%, 02/09/22............................. EUR  19,829     26,201,614
Bundesobligation
    0.0%, 10/07/22............................... EUR  54,000     65,665,942
FMS Wertmanagement AoeR
    0.875%, 02/14/22............................. GBP  29,700     40,426,755
Kreditanstalt fuer Wiederaufbau
    5.500%, 02/09/22............................. AUD   2,300      1,907,280
#   2.125%, 03/07/22.............................      51,500     50,035,336
    0.875%, 03/15/22............................. GBP  39,750     54,061,970
    --%, 04/28/22................................ EUR  42,000     50,848,469
    2.900%, 06/06/22............................. AUD  18,000     13,640,059
    0.625%, 07/04/22............................. EUR  25,500     31,638,003
    --%, 12/15/22................................ EUR  31,800     38,322,024
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.875%, 03/07/22............................. GBP   5,485      7,434,402
Landwirtschaftliche Rentenbank
    5.500%, 03/29/22............................. AUD  32,000     26,610,028
    1.250%, 05/20/22............................. EUR  69,600     88,456,295
    2.700%, 09/05/22............................. AUD  75,620     56,830,313
NRW Bank
    --%, 08/10/22................................ EUR  33,000     39,756,104
    --%, 11/11/22................................ EUR 122,540    147,306,105
    0.125%, 03/10/23............................. EUR  20,000     23,956,894
State of North Rhine- Westphalia Germany
    4.375%, 04/29/22............................. EUR  20,000     28,381,660
    --%, 12/05/22................................ EUR 117,200    140,956,349
    0.375%, 02/16/23............................. EUR 104,620    127,831,900
    0.125%, 03/16/23............................. EUR  21,260     25,634,494
                                                              --------------
TOTAL GERMANY....................................              1,085,901,996
                                                              --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
JAPAN -- (2.6%)
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD  42,366 $   32,064,458
    2.350%, 07/18/22............................. CAD  34,200     26,120,601
Toyota Motor Credit Corp.
#   1.900%, 04/08/21.............................     128,749    124,887,811
    2.750%, 05/17/21.............................      38,695     38,327,426
    2.600%, 01/11/22.............................      88,874     86,988,502
#   3.300%, 01/12/22.............................      11,825     11,851,793
    2.800%, 07/13/22.............................      26,645     26,202,005
    0.750%, 07/21/22............................. EUR  27,550     33,816,452
                                                              --------------
TOTAL JAPAN......................................                380,259,048
                                                              --------------

LUXEMBOURG -- (0.1%)
European Financial Stability Facility
    0.500%, 01/20/23............................. EUR  15,000     18,480,278
                                                              --------------

NETHERLANDS -- (9.8%)
Bank Nederlandse Gemeenten NV
##  2.375%, 02/01/22.............................      94,000     91,827,472
    1.000%, 03/15/22............................. GBP  19,030     25,926,124
    1.000%, 06/17/22............................. GBP   7,000      9,522,091
    0.500%, 08/26/22............................. EUR  39,664     48,794,888
    2.250%, 08/30/22............................. EUR   4,445      5,873,731
    0.250%, 02/22/23............................. EUR  20,000     24,279,564
Cooperatieve Rabobank UA
    4.500%, 01/11/21.............................      20,691     21,378,162
    2.500%, 01/19/21.............................      56,391     55,417,814
    0.125%, 10/11/21............................. EUR  18,733     22,561,609
#   2.750%, 01/10/22.............................     164,370    160,717,478
    4.000%, 01/11/22............................. EUR  25,728     35,339,140
    3.875%, 02/08/22.............................      57,132     58,052,274
    4.750%, 06/06/22............................. EUR  35,519     50,534,202
    0.500%, 12/06/22............................. EUR  15,763     19,087,988
Nederlandse Waterschapsbank NV
    0.875%, 12/20/21............................. GBP     510        692,517
    3.000%, 03/28/22............................. EUR  29,000     39,085,102
    1.875%, 04/14/22.............................      81,795     78,306,116
    0.500%, 10/27/22............................. EUR  19,920     24,462,186
    0.500%, 01/19/23............................. EUR   4,400      5,399,979
Netherlands Government Bond
    3.750%, 01/15/23............................. EUR 197,000    280,885,146
Shell International Finance BV
#   2.125%, 05/11/20.............................      53,215     52,529,145
    2.250%, 11/10/20.............................      75,035     73,965,990
#   1.875%, 05/10/21.............................      75,440     73,037,520
#   1.750%, 09/12/21.............................      58,805     56,382,071
    1.250%, 03/15/22............................. EUR  34,106     42,747,153
    1.000%, 04/06/22............................. EUR  48,086     59,724,581
#   2.375%, 08/21/22.............................       1,628      1,574,439
                                                              --------------
TOTAL NETHERLANDS................................              1,418,104,482
                                                              --------------

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
NORWAY -- (1.2%)
Kommunalbanken A.S.
    2.250%, 01/25/22.............................      90,000 $   87,617,970
    2.250%, 01/25/22.............................      39,250     38,202,037
    1.125%, 11/30/22............................. GBP   3,764      5,134,171
Statoil ASA
#   3.150%, 01/23/22.............................      15,600     15,591,610
    0.875%, 02/17/23............................. EUR  19,954     24,555,481
                                                              --------------
TOTAL NORWAY.....................................                171,101,269
                                                              --------------

SINGAPORE -- (0.1%)
Temasek Financial I, Ltd.
    0.500%, 03/01/22............................. EUR   1,802      2,204,266
    4.625%, 07/26/22............................. GBP   4,200      6,514,133
                                                              --------------
TOTAL SINGAPORE..................................                  8,718,399
                                                              --------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.6%)
African Development Bank
    5.250%, 03/23/22............................. AUD   2,000      1,647,904
Asian Development Bank
    2.750%, 01/19/22............................. AUD  11,000      8,309,613
    5.000%, 03/09/22............................. AUD  11,600      9,476,924
    1.000%, 12/15/22............................. GBP  17,333     23,590,228
Council Of Europe Development Bank
    0.375%, 10/27/22............................. EUR  39,747     48,675,674
European Financial Stability Facility
    2.250%, 09/05/22............................. EUR  15,600     20,705,776
    --%, 11/17/22................................ EUR 281,238    339,192,952
European Investment Bank
    5.000%, 08/22/22............................. AUD  29,319     24,129,330
    2.250%, 10/14/22............................. EUR  20,022     26,609,304
    2.500%, 10/31/22............................. GBP  31,000     44,969,728
    1.625%, 03/15/23............................. EUR  39,000     50,514,125
European Stability Mechanism
    0.0%, 10/18/22............................... EUR 358,538    432,424,394
Inter-American Development Bank
    3.750%, 07/25/22............................. AUD  28,176     22,092,758
International Bank for Reconstruction & Development
    0.750%, 12/07/21............................. GBP   5,500      7,469,861
    2.600%, 09/20/22............................. AUD  53,347     39,976,534
    1.000%, 12/19/22............................. GBP  33,850     46,094,904
International Finance Corp.
    2.800%, 08/15/22............................. AUD 102,500     77,478,871
Nordic Investment Bank
    2.125%, 02/01/22.............................      19,000     18,468,680
                                                              --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              1,241,827,560
                                                              --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^      VALUE+
                                                         -------      ------
                                                          (000)
SWEDEN -- (8.7%)
Kommuninvest I Sverige AB
      1.000%, 09/15/21............................. SEK   270,000 $   31,771,732
      0.250%, 06/01/22............................. SEK 2,880,000    328,569,268
      0.750%, 02/22/23............................. SEK   365,000     42,241,237
Nordea Bank AB
      4.875%, 01/14/21.............................           600        623,843
      2.000%, 02/17/21............................. EUR     5,333      6,786,647
## #  2.250%, 05/27/21.............................        71,041     68,889,203
      2.375%, 06/02/22............................. GBP     9,480     13,443,257
      0.300%, 06/30/22............................. EUR     6,300      7,584,933
      3.250%, 07/05/22............................. EUR    13,403     18,113,260
Skandinaviska Enskilda Banken AB
      0.750%, 08/24/21............................. EUR     7,400      9,112,675
      0.300%, 02/17/22............................. EUR    31,728     38,304,875
      1.250%, 08/05/22............................. GBP     5,351      7,246,022
Svensk Exportkredit AB
      2.375%, 03/09/22.............................        83,582     81,681,329
Svenska Handelsbanken AB
#     2.450%, 03/30/21.............................        13,524     13,214,675
#     1.875%, 09/07/21.............................        54,502     52,028,966
      2.375%, 01/18/22............................. GBP     1,000      1,418,592
      0.250%, 02/28/22............................. EUR    61,916     74,601,659
      2.625%, 08/23/22............................. EUR    10,905     14,409,198
      2.750%, 12/05/22............................. GBP     5,000      7,247,007
      1.125%, 12/14/22............................. EUR    53,008     65,977,625
Sweden Government Bond
      3.500%, 06/01/22............................. SEK 2,833,000    372,605,669
                                                                  --------------
TOTAL SWEDEN.......................................                1,255,871,672
                                                                  --------------

SWITZERLAND -- (0.6%)
Nestle Finance International, Ltd.
      2.125%, 09/10/21............................. EUR     8,723     11,254,652
      0.750%, 11/08/21............................. EUR     5,762      7,111,993
      1.750%, 09/12/22............................. EUR    12,765     16,400,137
Nestle Holdings, Inc.
      2.375%, 01/18/22.............................        23,872     23,251,209
Novartis Capital Corp.
#     2.400%, 05/17/22.............................        24,915     24,199,547
                                                                  --------------
TOTAL SWITZERLAND..................................                   82,217,538
                                                                  --------------

UNITED KINGDOM -- (0.1%)
Transport for London
      2.250%, 08/09/22............................. GBP     9,919     14,104,118
                                                                  --------------

UNITED STATES -- (17.2%)
3M Co.
      0.375%, 02/15/22............................. EUR    54,527     66,327,732
Apple, Inc.
#     2.250%, 02/23/21.............................        46,671     45,882,002
#     2.850%, 05/06/21.............................        14,915     14,864,629
#     1.550%, 08/04/21.............................         1,125      1,074,848
#     2.500%, 02/09/22.............................        98,478     96,499,498

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
#   2.300%, 05/11/22.............................      41,500 $ 40,203,392
    3.700%, 08/28/22............................. AUD   6,700    5,194,237
#   2.100%, 09/12/22.............................       5,415    5,190,115
    1.000%, 11/10/22............................. EUR  22,061   27,497,493
Berkshire Hathaway, Inc.
#   2.200%, 03/15/21.............................      78,352   76,970,035
    3.400%, 01/31/22.............................      39,959   40,521,966
    0.750%, 03/16/23............................. EUR   9,778   11,906,435
Chevron Corp.
#   2.100%, 05/16/21.............................      63,875   62,301,258
#   2.411%, 03/03/22.............................      12,500   12,181,507
#   2.498%, 03/03/22.............................      78,872   77,223,467
Cisco Systems, Inc.
#   2.200%, 02/28/21.............................      49,558   48,651,004
    1.850%, 09/20/21.............................      98,393   94,603,918
Coca-Cola Co. (The)
#   1.550%, 09/01/21.............................      41,859   39,934,745
#   3.300%, 09/01/21.............................      27,889   28,203,481
#   2.200%, 05/25/22.............................      30,592   29,597,653
    1.125%, 09/22/22............................. EUR  18,126   22,636,591
    0.750%, 03/09/23............................. EUR  25,090   30,727,735
Colgate-Palmolive Co.
    2.300%, 05/03/22.............................      30,897   30,030,546
Exxon Mobil Corp.
#   2.222%, 03/01/21.............................      62,386   61,368,397
#   2.397%, 03/06/22.............................       8,717    8,519,994
GE Capital European Funding Unlimited Co.
    4.350%, 11/03/21............................. EUR   2,462    3,391,091
    0.800%, 01/21/22............................. EUR   7,300    8,927,381
GE Capital International Funding Co., Unlimited Co.
#   2.342%, 11/15/20.............................      45,178   44,160,677
General Electric Co.
    0.375%, 05/17/22............................. EUR  31,000   37,213,222
    0.375%, 05/17/22............................. EUR  27,162   32,605,985
#   2.700%, 10/09/22.............................       9,197    8,872,090
International Business Machines Corp.
    2.250%, 02/19/21.............................      14,122   13,876,156
#   2.500%, 01/27/22.............................     176,310  171,748,520
Johnson & Johnson
    0.250%, 01/20/22............................. EUR  38,073   46,160,114
#   2.250%, 03/03/22.............................      60,800   59,163,276
Merck & Co., Inc.
    1.125%, 10/15/21............................. EUR  20,598   25,639,888
#   2.350%, 02/10/22.............................      87,933   85,614,665
Microsoft Corp.
    2.125%, 12/06/21............................. EUR   9,419   12,149,818
#   2.400%, 02/06/22.............................       8,922    8,720,671
    2.375%, 02/12/22.............................      63,194   61,627,846
Oracle Corp.
#   2.800%, 07/08/21.............................     108,678  108,151,618
    1.900%, 09/15/21.............................     221,610  213,820,533
#   2.500%, 05/15/22.............................      61,818   60,323,900

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
Pfizer, Inc.
#   1.950%, 06/03/21.............................     117,677 $114,471,216
#   2.200%, 12/15/21.............................      61,477   59,995,528
    0.250%, 03/06/22............................. EUR  88,008  106,192,240
Procter & Gamble Co. (The)
#   1.700%, 11/03/21.............................      53,050   50,854,540
    2.000%, 11/05/21............................. EUR   4,957    6,368,701
    2.300%, 02/06/22.............................      12,000   11,697,978
#   2.150%, 08/11/22.............................     114,947  110,698,467
    2.000%, 08/16/22............................. EUR  13,733   17,767,000
Toyota Motor Credit Corp.
    2.375%, 02/01/23............................. EUR   7,704   10,131,718
US Bank NA
    2.850%, 01/23/23.............................       8,784    8,634,729
Walmart, Inc.
    1.900%, 04/08/22............................. EUR   5,000    6,401,739

                                                          FACE
                                                         AMOUNT^      VALUE+
                                                         -------      ------
                                                          (000)
UNITED STATES -- (Continued)
      1.900%, 04/08/22............................. EUR     3,500 $     4,481,218
                                                                  ---------------
TOTAL UNITED STATES................................                 2,487,975,203
                                                                  ---------------
TOTAL BONDS........................................                14,395,024,653
                                                                  ---------------
TOTAL INVESTMENT SECURITIES........................                14,395,024,653
                                                                  ---------------

                                                         SHARES
                                                         ------
SECURITIES LENDING COLLATERAL -- (0.4%)
(S)@  DFA Short Term Investment Fund................... 4,953,440      57,311,297
                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $14,663,701,561)...............................            $14,452,335,950
                                                                  ===============

At April 30, 2018, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                              UNREALIZED
                                                                               FOREIGN
                                                                               EXCHANGE
                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------ --------------- ----------------------------- ---------- --------------
CAD   151,305,843  USD 117,629,422 HSBC Bank                      05/02/18    $  216,969
EUR   114,159,861  USD 137,728,164 JP Morgan                      05/02/18       131,246
EUR    15,000,000  USD  18,095,850 Barclays Capital               05/02/18        18,145
USD     7,169,626  SEK  60,663,387 Citibank, N.A.                 05/02/18       241,933
                                   Morgan Stanley and Co.
USD    11,667,634  SEK  97,892,900 International                  05/02/18       488,370
USD    13,069,142  SEK 109,104,462 Bank of America Corp.          05/02/18       609,530
USD    16,600,088  EUR  13,503,408 State Street Bank and Trust    05/02/18       293,377
USD    21,218,757  CAD  26,703,418 State Street Bank and Trust    05/02/18       420,476
USD    23,797,098  EUR  19,326,869 JP Morgan                      05/02/18       457,977
USD    29,489,059  EUR  23,980,674 ANZ Securities                 05/02/18       530,005
USD    42,353,766  EUR  34,000,000 HSBC Bank                      05/02/18     1,295,377
USD    47,549,028  EUR  38,348,910 JP Morgan                      05/02/18     1,238,897
USD    84,278,357  SEK 689,888,729 State Street Bank and Trust    05/02/18     5,493,807
USD    15,405,950  EUR  12,395,138 JP Morgan                      05/03/18       437,586
USD    22,000,885  EUR  17,868,032 JP Morgan                      05/03/18       423,456
USD    23,399,611  EUR  18,997,806 State Street Bank and Trust    05/03/18       457,867
USD    25,089,504  EUR  20,251,338 UBS AG                         05/03/18       633,995
USD    31,721,038  EUR  25,343,505 JP Morgan                      05/03/18     1,116,230
USD    43,859,631  EUR  35,503,723 UBS AG                         05/03/18       985,347
                                   Morgan Stanley and Co.
USD   109,895,789  SEK 904,590,922 International                  05/03/18     6,592,480
USD    11,271,114  EUR   9,113,427 National Australia Bank Ltd.   05/04/18       264,975
USD    13,307,724  EUR  10,759,542 UBS AG                         05/04/18       313,598
USD    27,788,406  EUR  22,478,819 UBS AG                         05/04/18       641,098
USD    95,179,564  EUR  76,872,600 National Australia Bank Ltd.   05/04/18     2,341,761
USD   144,863,365  EUR 117,321,736 UBS AG                         05/07/18     3,146,130
USD     7,284,122  EUR   5,845,009 JP Morgan                      05/08/18       223,228
USD    42,257,429  EUR  33,905,947 State Street Bank and Trust    05/08/18     1,298,332
USD    52,958,745  EUR  42,771,864 Barclays Capital               05/08/18     1,289,434

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                              UNREALIZED
                                                                               FOREIGN
                                                                               EXCHANGE
                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------ --------------- ----------------------------- ---------- --------------
USD    54,792,635  EUR  44,236,937 State Street Bank and Trust    05/08/18    $1,353,485
USD    56,258,821  EUR  45,495,055 JP Morgan                      05/09/18     1,296,002
USD    84,044,778  EUR  67,971,772 State Street Bank and Trust    05/09/18     1,927,717
                                   Morgan Stanley and Co.
USD     9,247,111  GBP   6,487,855 International                  05/10/18       312,166
USD   131,707,716  GBP  93,779,685 State Street Bank and Trust    05/10/18     2,556,203
USD   143,642,128  EUR 115,875,562 UBS AG                         05/10/18     3,642,471
USD   140,069,045  EUR 113,194,425 UBS AG                         05/11/18     3,298,902
USD     3,228,411  SGD   4,246,227 JP Morgan                      05/14/18        25,446
USD     4,227,185  SGD   5,566,829 Citibank, N.A.                 05/14/18        28,079
USD     6,261,678  SGD   8,262,473 JP Morgan                      05/14/18        29,225
USD    14,735,740  EUR  12,000,000 State Street Bank and Trust    05/14/18       233,304
USD    60,635,638  EUR  48,765,446 Bank of America Corp.          05/14/18     1,700,824
USD    71,901,747  EUR  58,162,695 JP Morgan                      05/14/18     1,610,016
USD     9,827,174  EUR   8,000,000 State Street Bank and Trust    05/15/18       158,190
USD   138,856,159  EUR 112,187,189 Citibank, N.A.                 05/15/18     3,264,137
USD     6,617,596  EUR   5,360,048 JP Morgan                      05/16/18       138,854
USD    12,533,241  EUR  10,216,145 State Street Bank and Trust    05/16/18       184,887
USD    19,271,998  EUR  15,548,059 Citibank, N.A.                 05/16/18       478,907
USD    24,590,138  EUR  20,000,000 State Street Bank and Trust    05/16/18       415,943
USD    25,057,737  EUR  20,361,764 Citibank, N.A.                 05/16/18       446,274
USD    51,948,481  EUR  41,890,068 State Street Bank and Trust    05/16/18     1,315,547
USD   141,985,924  EUR 115,056,921 Barclays Capital               05/17/18     2,905,523
USD   150,770,703  EUR 122,236,182 Barclays Capital               05/18/18     3,001,434
USD     6,077,229  EUR   4,895,385 UBS AG                         05/21/18       158,006
USD     6,747,431  EUR   5,465,753 State Street Bank and Trust    05/21/18       138,551
USD     7,448,460  EUR   6,000,000 UBS AG                         05/21/18       193,599
USD     7,851,972  EUR   6,489,769 JP Morgan                      05/21/18         4,910
USD    11,453,960  EUR   9,161,966 UBS AG                         05/21/18       375,828
USD    30,740,133  EUR  25,000,000 State Street Bank and Trust    05/21/18       511,545
USD    77,414,915  EUR  62,598,678 Citibank, N.A.                 05/21/18     1,724,130
USD     7,917,571  EUR   6,433,158 State Street Bank and Trust    05/22/18       138,402
USD    30,739,342  EUR  25,000,000 State Street Bank and Trust    05/22/18       508,585
USD    31,835,853  EUR  25,751,787 UBS AG                         05/22/18       696,012
USD    75,451,907  EUR  61,000,000 State Street Bank and Trust    05/22/18     1,688,859
USD   141,236,245  EUR 113,924,315 Citibank, N.A.                 05/23/18     3,465,623
USD   145,758,175  EUR 117,004,543 UBS AG                         05/24/18     4,252,424
USD   146,953,381  EUR 118,218,344 State Street Bank and Trust    05/25/18     3,969,390
                                   Morgan Stanley and Co.
USD   146,161,613  EUR 117,632,980 International                  06/25/18     3,529,727
USD   145,244,304  EUR 117,367,427 Bank of America Corp.          06/26/18     2,922,330
USD    54,723,647  SEK 474,997,863 Bank of America Corp.          06/27/18       245,988
USD   147,108,691  EUR 117,964,708 National Australia Bank Ltd.   06/27/18     4,050,305
USD    57,472,014  SEK 498,519,205 Bank of America Corp.          06/28/18       291,787
USD   148,128,313  EUR 119,583,204 Bank of America Corp.          06/28/18     3,094,834
USD    12,333,558  EUR  10,000,000 JP Morgan                      07/02/18       201,191
USD   136,185,009  EUR 110,363,494 State Street Bank and Trust    07/02/18     2,287,972
USD   146,443,396  EUR 118,485,010 JP Morgan                      07/03/18     2,680,833
USD    65,257,691  EUR  52,794,285 JP Morgan                      07/05/18     1,190,401
USD    79,656,989  EUR  64,552,551 State Street Bank and Trust    07/05/18     1,320,726
USD   140,402,057  AUD 182,564,865 Bank of America Corp.          07/05/18     2,927,550
USD     7,977,689  CAD  10,221,581 State Street Bank and Trust    07/06/18         4,228
USD    87,546,386  AUD 113,857,632 JP Morgan                      07/06/18     1,808,955
USD   105,519,702  SEK 912,976,296 Citibank, N.A.                 07/06/18       731,769
USD   106,109,835  CAD 135,435,973 Citibank, N.A.                 07/06/18       461,458

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                               UNREALIZED
                                                                                FOREIGN
                                                                                EXCHANGE
                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------ ----------------- ---------------------------- ---------- --------------
USD   145,892,006  EUR   118,332,584 State Street Bank and Trust   07/06/18    $2,281,136
USD     1,602,458  EUR     1,290,703 State Street Bank and Trust   07/09/18        35,671
USD     3,458,797  EUR     2,800,000 Citibank, N.A.                07/09/18        59,872
USD     3,475,515  EUR     2,813,551 UBS AG                        07/09/18        60,140
USD     8,778,451  EUR     7,055,885 State Street Bank and Trust   07/09/18       213,299
USD    10,219,453  EUR     8,240,620 State Street Bank and Trust   07/09/18       216,150
USD    10,887,252  EUR     8,931,285 State Street Bank and Trust   07/09/18        45,549
USD    45,113,767  EUR    36,761,574 UBS AG                        07/09/18       488,826
USD    57,266,828  EUR    46,306,018 State Street Bank and Trust   07/09/18     1,055,869
USD   115,213,606  CAD   145,591,090 JP Morgan                     07/09/18     1,636,557
USD   136,674,274  GBP    96,049,881 UBS AG                        07/09/18     3,999,351
USD    70,683,705  EUR    56,712,019 UBS AG                        07/10/18     1,835,567
USD    71,044,971  EUR    57,000,000 UBS AG                        07/10/18     1,847,225
USD     9,569,568  EUR     7,686,184 Citibank, N.A.                07/11/18       237,854
USD    39,403,410  EUR    32,003,601 State Street Bank and Trust   07/11/18       548,180
USD    76,790,798  EUR    61,935,405 UBS AG                        07/11/18     1,595,685
USD   121,189,152  CAD   152,442,744 Citibank, N.A.                07/11/18     2,262,133
USD   126,105,928  SEK 1,054,863,096 UBS AG                        07/11/18     4,985,481
USD   138,468,087  GBP    97,163,510 State Street Bank and Trust   07/11/18     4,242,303
USD    10,994,660  EUR     8,850,807 JP Morgan                     07/12/18       248,160
USD    14,572,122  EUR    12,000,000 Citibank, N.A.                07/12/18         1,925
USD    17,420,783  EUR    14,225,954 Citibank, N.A.                07/12/18       147,871
USD    26,751,506  EUR    21,984,154 UBS AG                        07/12/18        58,718
USD    76,769,349  EUR    61,936,719 State Street Bank and Trust   07/12/18     1,566,833
USD    14,234,251  SEK   119,043,403 Barclays Capital              07/13/18       563,431
USD    36,815,424  CAD    46,116,171 JP Morgan                     07/13/18       836,762
USD    98,917,456  SEK   826,849,726 Citibank, N.A.                07/13/18     3,962,900
USD   100,204,705  CAD   125,956,322 JP Morgan                     07/13/18     1,936,791
USD   141,129,648  EUR   113,764,286 ANZ Securities                07/13/18     2,988,309
USD     6,509,040  CAD     8,341,315 State Street Bank and Trust   07/16/18           954
USD   103,065,357  CAD   129,687,283 Citibank, N.A.                07/16/18     1,880,354
USD   147,937,354  EUR   118,871,654 State Street Bank and Trust   07/16/18     3,560,801
USD    23,689,861  CAD    30,157,051 UBS AG                        07/17/18       160,148
USD    73,024,028  AUD    93,990,594 State Street Bank and Trust   07/17/18     2,240,934
USD   101,051,130  CAD   126,671,067 JP Morgan                     07/17/18     2,217,401
USD   142,864,876  EUR   114,855,400 State Street Bank and Trust   07/17/18     3,355,519
USD    39,853,916  SEK   332,343,400 State Street Bank and Trust   07/18/18     1,673,033
USD    40,776,529  SEK   340,000,000 State Street Bank and Trust   07/18/18     1,716,027
USD    40,792,331  SEK   340,000,000 State Street Bank and Trust   07/18/18     1,731,829
USD    73,066,142  AUD    94,016,230 Barclays Capital              07/18/18     2,263,196
USD   112,155,667  CAD   140,660,703 State Street Bank and Trust   07/18/18     2,404,402
USD   147,800,001  EUR   118,502,004 UBS AG                        07/18/18     3,850,167
USD    73,958,694  AUD    95,045,999 Citibank, N.A.                07/19/18     2,379,684
USD   147,633,278  EUR   118,537,254 JP Morgan                     07/19/18     3,629,497
USD    73,544,603  AUD    95,583,849 HSBC Bank                     07/20/18     1,559,984
                                     Morgan Stanley and Co.
USD   140,574,966  CAD   178,104,940 International                 07/20/18     1,601,877
USD   147,468,077  EUR   119,041,742 Citibank, N.A.                07/20/18     2,840,247
USD   100,012,646  CAD   127,636,139 JP Morgan                     07/23/18       413,550
USD   144,577,876  EUR   117,283,097 State Street Bank and Trust   07/23/18     2,053,640
USD   143,801,594  EUR   116,918,367 State Street Bank and Trust   07/24/18     1,709,600
USD   117,412,735  SEK   997,648,139 Citibank, N.A.                07/25/18     2,736,355
USD   144,244,394  EUR   117,571,596 State Street Bank and Trust   07/25/18     1,347,478
USD    82,179,541  AUD   108,531,542 Citibank, N.A.                07/26/18       440,176
USD   106,540,242  SEK   909,271,105 UBS AG                        07/26/18     2,014,338

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                         UNREALIZED
                                                                                          FOREIGN
                                                                                          EXCHANGE
                                                                     SETTLEMENT         APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                  DATE           (DEPRECIATION)
------------------ --------------- ---------------------------- ----------             --------------
USD   138,734,905  EUR 113,194,160 State Street Bank and Trust          07/26/18        $  1,147,702
                                                                                        ------------
                                                                  TOTAL APPRECIATION    $198,388,521

                                   Morgan Stanley and Co.
EUR   118,359,542  USD 142,935,717 International                        05/03/18        $     (4,774)
EUR    12,000,000  USD  14,493,120 Citibank, N.A.                       05/03/18              (1,924)
GBP     5,117,084  USD   7,146,760 Bank of America Corp.                07/11/18             (77,804)
SEK   500,000,000  USD  57,400,339 Bank of America Corp.                05/02/18            (300,877)
SEK   457,549,478  USD  52,495,893 Bank of America Corp.                05/02/18            (244,235)
SEK   904,590,922  USD 104,023,795 Citibank, N.A.                       05/03/18            (720,486)
SGD     8,835,276  USD   6,705,783 JP Morgan                            05/14/18             (41,260)
SGD     4,895,816  USD   3,719,753 Bank of America Corp.                05/14/18             (26,798)
SGD     2,396,566  USD   1,820,938 Citibank, N.A.                       05/14/18             (13,188)
SGD     1,947,871  USD   1,489,204 Citibank, N.A.                       05/14/18             (19,908)
USD    96,729,035  CAD 124,602,425 State Street Bank and Trust          05/02/18            (319,075)
USD   138,231,883  EUR 114,159,861 JP Morgan                            06/22/18            (153,568)
USD    23,012,429  CAD  29,511,311 HSBC Bank                            06/28/18              (3,634)
USD   119,104,155  CAD 153,016,431 HSBC Bank                            06/29/18            (237,610)
                                   Morgan Stanley and Co.
USD   143,531,445  EUR 118,359,542 International                        06/29/18             (30,129)
USD    18,194,149  EUR  15,000,000 Barclays Capital                     07/11/18             (17,190)
USD    19,544,859  CAD  25,077,286 UBS AG                               07/23/18             (23,854)
                                                                                        ------------
                                                                  TOTAL (DEPRECIATION)  $ (2,236,314)
                                                                                        ------------
                                                                  TOTAL APPRECIATION
                                                                  (DEPRECIATION)        $196,152,207
                                                                                        ============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                           -----------------------------------------------
                           LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                           ------- --------------- ------- ---------------
      Bonds
       Australia..........   --    $ 1,388,912,843   --    $ 1,388,912,843
       Austria............   --        443,361,385   --        443,361,385
       Belgium............   --        275,760,341   --        275,760,341
       Canada.............   --      2,410,096,585   --      2,410,096,585
       Denmark............   --         40,109,809   --         40,109,809
       Finland............   --        491,884,609   --        491,884,609
       France.............   --      1,180,337,518   --      1,180,337,518
       Germany............   --      1,085,901,996   --      1,085,901,996
       Japan..............   --        380,259,048   --        380,259,048
       Luxembourg.........   --         18,480,278   --         18,480,278
       Netherlands........   --      1,418,104,482   --      1,418,104,482
       Norway.............   --        171,101,269   --        171,101,269
       Singapore..........   --          8,718,399   --          8,718,399
       Supranational
         Organization
         Obligations......   --      1,241,827,560   --      1,241,827,560
       Sweden.............   --      1,255,871,672   --      1,255,871,672
       Switzerland........   --         82,217,538   --         82,217,538
       United Kingdom.....   --         14,104,118   --         14,104,118
       United States......   --      2,487,975,203   --      2,487,975,203
      Securities Lending
       Collateral.........   --         57,311,297   --         57,311,297
      Forward Currency
       Contracts**........   --        196,152,207   --        196,152,207
                             --    ---------------   --    ---------------
      TOTAL...............   --    $14,648,488,157   --    $14,648,488,157
                             ==    ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                   -  -------    ------
                                                       (000)
BONDS -- (99.6%)
AUSTRALIA -- (0.4%)
Australia Government Bond
    3.250%, 04/21/29............................. AUD   5,000 $  3,921,930
                                                              ------------

AUSTRIA -- (3.9%)
Austria Government Bond
##  4.850%, 03/15/26............................. EUR   3,950    6,401,365
##  0.750%, 10/20/26............................. EUR  18,100   22,162,773
Republic of Austria Government Bond
##  0.750%, 02/20/28............................. EUR   8,500   10,292,311
                                                              ------------
TOTAL AUSTRIA....................................               38,856,449
                                                              ------------

BELGIUM -- (3.9%)
Belgium Government Bond
##  1.000%, 06/22/31............................. EUR  31,300   37,604,344
Kingdom of Belgium Government Bond
##  0.800%, 06/22/27............................. EUR   1,300    1,584,304
                                                              ------------
TOTAL BELGIUM....................................               39,188,648
                                                              ------------

CANADA -- (11.7%)
Alberta, Province of Canada
    2.900%, 09/20/29............................. CAD  10,300    7,880,128
    3.500%, 06/01/31............................. CAD   5,000    4,058,803
British Columbia, Province of Canada
    5.700%, 06/18/29............................. CAD  21,958   21,555,079
Manitoba, Province of Canada
    3.250%, 09/05/29............................. CAD  32,700   25,757,601
Ontario, Province of Canada
    1.875%, 05/21/24............................. EUR   4,300    5,607,044
    6.500%, 03/08/29............................. CAD   9,600    9,861,019
Quebec, Province of Canada
    0.875%, 05/04/27............................. EUR  24,763   29,771,077
Saskatchewan, Province of Canada
    6.400%, 09/05/31............................. CAD  13,000   13,750,972
                                                              ------------
TOTAL CANADA.....................................              118,241,723
                                                              ------------

DENMARK -- (3.9%)
Denmark Government Bond
    0.500%, 11/15/27............................. DKK 244,500   39,335,028
                                                              ------------

FINLAND -- (3.9%)
Finland Government Bond
##  2.750%, 07/04/28............................. EUR  26,850   38,878,318
                                                              ------------

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                     -  -------    ------
                                                         (000)
FRANCE -- (23.7%)
Agence Francaise de Developpement
     0.250%, 07/21/26.............................. EUR   4,000 $  4,623,107
     0.875%, 05/25/31.............................. EUR   5,500    6,349,559
Caisse d'Amortissement de la Dette Sociale
     4.000%, 12/15/25.............................. EUR   8,200   12,495,536
Dexia Credit Local SA
     1.000%, 10/18/27.............................. EUR  32,450   39,173,286
France Government Bond OAT
     3.500%, 04/25/26.............................. EUR  14,800   22,135,418
     2.750%, 10/25/27.............................. EUR  58,700   84,397,558
French Republic Government Bond OAT
     3.500%, 04/25/26.............................. EUR   6,347    9,492,804
SNCF Mobilites Group
     5.375%, 03/18/27.............................. GBP   8,031   13,996,998
SNCF Reseau
     3.125%, 10/25/28.............................. EUR   6,600    9,671,165
     5.250%, 12/07/28.............................. GBP  13,923   24,771,142
Unedic Asseo
     1.500%, 04/20/32.............................. EUR   9,000   11,351,410
                                                                ------------
TOTAL FRANCE.......................................              238,457,983
                                                                ------------

GERMANY -- (7.7%)
Deutsche Bahn Finance BV
     3.125%, 07/24/26.............................. GBP  15,550   23,467,350
Kreditanstalt fuer Wiederaufbau
     2.050%, 02/16/26.............................. JPY 399,000    4,239,744
     2.050%, 02/16/26.............................. JPY  36,000      382,533
     0.500%, 09/15/27.............................. EUR  29,900   35,344,357
State of North Rhine- Westphalia Germany
     0.500%, 02/16/27.............................. EUR  12,000   14,214,588
                                                                ------------
TOTAL GERMANY......................................               77,648,572
                                                                ------------

NETHERLANDS -- (4.1%)
Bank Nederlandse Gemeenten NV
     0.625%, 06/19/27.............................. EUR  10,125   12,039,349
Nederlandse Waterschapsbank NV
     0.500%, 04/29/30.............................. EUR   2,500    2,803,992
Netherlands Government Bond
     5.500%, 01/15/28.............................. EUR  15,250   26,942,730
                                                                ------------
TOTAL NETHERLANDS..................................               41,786,071
                                                                ------------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^     VALUE+
                                                   -   -------     ------
                                                        (000)
NORWAY -- (4.9%)
Kommunalbanken A.S.
    0.625%, 04/20/26............................. EUR    14,000 $ 16,758,160
Norway Government Bond
##  1.500%, 02/19/26............................. NOK   270,000   32,965,222
                                                                ------------
TOTAL NORWAY.....................................                 49,723,382
                                                                ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (16.9%)
Asian Development Bank
    2.350%, 06/21/27............................. JPY 2,660,000   29,338,885
European Financial Stability Facility
    0.875%, 07/26/27............................. EUR    32,000   39,035,920
European Investment Bank
    1.250%, 05/12/25............................. SEK    50,000    5,839,619
    1.250%, 05/12/25............................. SEK    25,000    2,919,810
    1.900%, 01/26/26............................. JPY 1,721,000   18,066,800
    2.150%, 01/18/27............................. JPY   145,000    1,571,038
    6.000%, 12/07/28............................. GBP     1,300    2,512,741
    5.625%, 06/07/32............................. GBP     1,800    3,603,816
European Stability Mechanism
    0.750%, 03/15/27............................. EUR    32,500   39,524,387
European Union
    3.000%, 09/04/26............................. EUR     9,925   14,378,976
    2.875%, 04/04/28............................. EUR     9,460   13,760,273
                                                                ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....                170,552,265
                                                                ------------

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                   -  -------     ------
                                                       (000)
SWEDEN -- (3.7%)
Sweden Government Bond
    2.250%, 06/01/32............................. SEK 282,000 $   37,239,014
                                                              --------------

UNITED KINGDOM -- (10.9%)
Network Rail Infrastructure Finance P.L.C.
    4.375%, 12/09/30............................. GBP   1,200      2,111,314
United Kingdom Gilt
    4.750%, 12/07/30............................. GBP  56,450    105,415,766
    4.250%, 06/07/32............................. GBP   1,400      2,547,440
                                                              --------------
TOTAL UNITED KINGDOM.............................                110,074,520
                                                              --------------
TOTAL BONDS......................................              1,003,903,903
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (0.4%)
U.S. Treasury Bonds
    5.375%, 02/15/31.............................       2,850      3,575,971
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $979,235,460)............................              $1,007,479,874
                                                              ==============

At April 30, 2018, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                             UNREALIZED
                                                                              FOREIGN
                                                                              EXCHANGE
                                                                SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
------------------ --------------- ---------------------------- ---------- --------------
USD    73,984,989  GBP  52,557,322 Citibank, N.A.                05/08/18    $1,610,438
USD    40,407,535  NOK 315,563,244 JP Morgan                     07/06/18       978,877
USD        37,023  EUR      29,840 Citibank, N.A.                07/11/18           795
USD     3,298,784  EUR   2,656,828 UBS AG                        07/11/18        73,158
USD   139,548,320  EUR 112,569,289 State Street Bank and Trust   07/11/18     2,879,151
USD     6,162,247  EUR   5,071,872 State Street Bank and Trust   07/13/18         3,590
USD   140,986,015  EUR 113,302,972 State Street Bank and Trust   07/13/18     3,404,839
USD     4,088,331  AUD   5,263,523 Bank of America Corp.         07/17/18       124,440
USD   116,709,745  GBP  81,718,394 State Street Bank and Trust   07/17/18     3,788,717
USD     6,962,721  EUR   5,718,717 UBS AG                        07/19/18        15,395
USD    85,829,090  CAD 107,975,682 State Street Bank and Trust   07/19/18     1,578,742
USD   141,153,922  EUR 113,280,015 UBS AG                        07/19/18     3,536,844
USD    11,133,038  EUR   9,061,181 UBS AG                        07/20/18       124,304
USD   140,315,371  EUR 113,270,462 UBS AG                        07/20/18     2,699,264
USD    40,161,567  DKK 242,740,250 State Street Bank and Trust   07/23/18       564,086

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                                              UNREALIZED
                                                                               FOREIGN
                                                                               EXCHANGE
                                                          SETTLEMENT         APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD    COUNTERPARTY           DATE           (DEPRECIATION)
------------------ ----------------- --------------- ----------             --------------
USD   54,759,015   JPY 5,887,389,159 Citibank, N.A.          07/23/18        $   596,323
USD   47,106,898   SEK   400,516,645 UBS AG                  07/25/18          1,068,824
                                                                             -----------
                                                       TOTAL APPRECIATION    $23,047,787

EUR    2,067,765   USD     2,547,228 JP Morgan               07/20/18        $   (35,031)
GBP    3,748,387   USD     5,343,266 JP Morgan               07/17/18           (163,628)
NOK   50,263,097   USD     6,322,921 UBS AG                  07/06/18            (42,701)
                                                                             -----------
                                                       TOTAL (DEPRECIATION)  $  (241,360)
                                                                             -----------
                                                       TOTAL APPRECIATION
                                                       (DEPRECIATION)        $22,806,427
                                                                             ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $    3,921,930   --    $    3,921,930
  Austria................................   --        38,856,449   --        38,856,449
  Belgium................................   --        39,188,648   --        39,188,648
  Canada.................................   --       118,241,723   --       118,241,723
  Denmark................................   --        39,335,028   --        39,335,028
  Finland................................   --        38,878,318   --        38,878,318
  France.................................   --       238,457,983   --       238,457,983
  Germany................................   --        77,648,572   --        77,648,572
  Netherlands............................   --        41,786,071   --        41,786,071
  Norway.................................   --        49,723,382   --        49,723,382
  Supranational Organization Obligations.   --       170,552,265   --       170,552,265
  Sweden.................................   --        37,239,014   --        37,239,014
  United Kingdom.........................   --       110,074,520   --       110,074,520
U.S. Treasury Obligations................   --         3,575,971   --         3,575,971
Forward Currency Contracts**.............   --        22,806,427   --        22,806,427
                                            --    --------------   --    --------------
TOTAL....................................   --    $1,030,286,301   --    $1,030,286,301
                                            ==    ==============   ==    ==============

    ** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                         FACE
                                                                        AMOUNT       VALUE+
                                                                      ---------- --------------
                                                                        (000)
U.S. TREASURY OBLIGATIONS -- (73.3%)
U.S. Treasury Notes
 1.750%, 09/30/19.................................................... $  209,090 $  207,170,619
  3.625%, 02/15/20...................................................    134,000    136,690,468
  1.875%, 06/30/20...................................................    102,000    100,593,516
  2.000%, 09/30/20...................................................    127,000    125,293,438
  1.750%, 10/31/20...................................................     60,000     58,785,937
  1.625%, 11/30/20...................................................    181,000    176,616,406
  3.625%, 02/15/21...................................................    112,000    115,031,875
  1.250%, 03/31/21...................................................    141,000    135,552,774
  1.375%, 04/30/21...................................................    147,500    142,124,317
  3.125%, 05/15/21...................................................     54,000     54,729,843
  1.125%, 06/30/21...................................................     94,000     89,608,438
  1.125%, 07/31/21...................................................     90,000     85,661,719
  1.125%, 08/31/21...................................................     51,000     48,463,945
  1.250%, 10/31/21...................................................     39,000     37,127,695
  1.875%, 02/28/22...................................................     28,000     27,139,219
  1.875%, 03/31/22...................................................     27,000     26,146,758
  1.750%, 05/31/22...................................................     45,000     43,284,375
  1.750%, 06/30/22...................................................     62,000     59,582,968
                                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................................             1,669,604,310
                                                                                 --------------

AGENCY OBLIGATIONS -- (26.4%)
Federal Home Loan Bank
 2.000%, 09/13/19....................................................     31,540     31,360,727
  2.375%, 12/13/19...................................................     25,000     24,943,000
  4.125%, 03/13/20...................................................     22,950     23,598,108
  1.375%, 02/18/21...................................................     20,000     19,315,880
  1.750%, 03/12/21...................................................     10,000      9,733,510
  2.375%, 03/12/21...................................................     16,000     15,857,168
  1.875%, 06/11/21...................................................     20,000     19,491,220
  1.125%, 07/14/21...................................................     20,000     19,048,180
  2.375%, 09/10/21...................................................     33,000     32,642,115
  1.875%, 11/29/21...................................................     54,000     52,447,338
  2.625%, 12/10/21...................................................     10,000      9,943,880
  2.250%, 03/11/22...................................................     66,435     65,067,103
  2.500%, 03/11/22...................................................     31,635     31,321,276
  2.125%, 06/10/22...................................................     51,150     49,785,983
  2.000%, 09/09/22...................................................     40,315     38,946,386
  1.875%, 12/09/22...................................................     10,000      9,574,670
  2.500%, 12/09/22...................................................     92,000     90,498,284
  5.250%, 12/09/22...................................................      9,000      9,959,157
  2.125%, 03/10/23...................................................     25,250     24,401,827
Tennessee Valley Authority
 3.875%, 02/15/21....................................................     22,000     22,692,670
                                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................................               600,628,482
                                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................................             2,270,232,792
                                                                                 --------------

                                                                        SHARES
                                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund, 1.630%.  6,202,147      6,202,147
                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,333,263,502)...............................................            $2,276,434,939
                                                                                 ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ---------- -------------- ------- --------------
  U.S. Treasury Obligations..         -- $1,669,604,310   --    $1,669,604,310
  Agency Obligations.........         --    600,628,482   --       600,628,482
  Temporary Cash Investments. $6,202,147             --   --         6,202,147
                              ---------- --------------   --    --------------
  TOTAL...................... $6,202,147 $2,270,232,792   --    $2,276,434,939
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                            FACE
                                           AMOUNT      VALUE+
                                          -------- --------------
                                           (000)
              AGENCY OBLIGATIONS -- (29.8%)
              Federal Farm Credit Bank
                5.350%, 08/07/20......... $  4,693 $    4,972,844
                3.650%, 12/21/20.........   30,822     31,576,183
                5.250%, 03/02/21.........    4,273      4,565,807
                5.220%, 02/22/22.........    3,503      3,803,883
                5.210%, 12/19/22.........   14,851     16,324,902
                5.250%, 03/06/23.........    4,203      4,642,029
                5.220%, 05/15/23.........   33,694     37,276,178
                3.500%, 12/20/23.........    6,000      6,159,300
              Federal Home Loan Bank
                3.375%, 06/12/20.........    2,965      3,012,923
                2.875%, 09/11/20.........    5,295      5,317,160
                4.625%, 09/11/20.........   17,970     18,802,245
                3.125%, 12/11/20.........    4,205      4,247,079
                5.250%, 12/11/20.........    5,290      5,640,727
                1.750%, 03/12/21.........   28,330     27,575,034
                5.000%, 03/12/21.........    3,645      3,879,031
                2.250%, 06/11/21.........   49,035     48,182,477
                3.625%, 06/11/21.........    7,030      7,219,676
                5.625%, 06/11/21.........   25,905     28,107,314
                2.375%, 09/10/21.........   27,565     27,266,058
                3.000%, 09/10/21.........   21,875     22,076,250
                2.625%, 12/10/21.........   75,370     74,947,024
                5.000%, 12/10/21.........   31,875     34,232,921
                2.250%, 03/11/22.........    7,005      6,860,767
                2.500%, 03/11/22.........    7,705      7,628,590
                5.250%, 06/10/22.........    5,780      6,343,920
                5.750%, 06/10/22.........   13,660     15,238,536
                2.000%, 09/09/22.........   11,365     10,979,181
                5.375%, 09/30/22.........   44,400     49,100,006
                5.250%, 12/09/22.........   10,510     11,630,082
                2.125%, 03/10/23.........   10,000      9,664,090
                4.750%, 03/10/23.........   34,465     37,324,492
                3.250%, 06/09/23.........   24,520     24,942,234
                2.500%, 12/08/23.........   25,000     24,425,150
                3.250%, 03/08/24.........   20,000     20,279,820
                2.875%, 06/14/24.........   61,000     60,673,223
                5.375%, 08/15/24.........   29,950     33,983,307
                5.365%, 09/09/24.........    1,400      1,587,433
                2.875%, 09/13/24.........   71,500     70,898,256
                2.750%, 12/13/24.........   20,000     19,651,160
                4.375%, 03/13/26.........   14,080     15,156,219
                5.750%, 06/12/26.........    8,080      9,591,437
                3.000%, 09/11/26.........   45,885     45,351,908
                2.500%, 12/10/27.........   39,130     36,763,457
              Tennessee Valley Authority
                3.875%, 02/15/21.........   74,241     76,578,478
                1.875%, 08/15/22.........   89,450     86,030,237
                2.875%, 09/15/24.........  117,875    116,624,110
                6.750%, 11/01/25.........   47,282     58,766,278
                2.875%, 02/01/27.........  135,706    131,666,439
                7.125%, 05/01/30.........   15,000     20,585,670
                                                   --------------
              TOTAL AGENCY
               OBLIGATIONS...............           1,428,151,525
                                                   --------------

                                             FACE
                                            AMOUNT        VALUE+
                                          ----------- --------------
                                            (000)
           U.S. TREASURY OBLIGATIONS -- (69.8%)
           U.S. Treasury Bonds
             8.125%, 08/15/21............ $    46,911 $   54,951,604
             7.250%, 08/15/22............      65,541     77,524,919
             6.250%, 08/15/23............     100,259    117,162,158
             7.500%, 11/15/24............      92,352    117,853,928
             6.875%, 08/15/25............      75,630     95,402,478
             6.000%, 02/15/26............      88,833    107,931,609
             6.750%, 08/15/26............      98,183    125,907,935
             6.625%, 02/15/27............      98,828    127,201,802
             5.250%, 11/15/28............      95,132    114,797,689
             5.250%, 02/15/29............      98,750    119,580,441
             6.125%, 08/15/29............     102,528    133,546,725
             6.250%, 05/15/30............     107,289    142,782,913
             5.375%, 02/15/31............     100,000    125,472,656
           U.S. Treasury Notes
             2.000%, 10/31/21............      64,843     63,330,646
             1.500%, 02/28/23............      94,000     88,528,907
             1.500%, 03/31/23............      89,000     83,708,672
             1.250%, 07/31/23............      77,000     71,113,711
             1.625%, 10/31/23............      74,000     69,473,281
             2.750%, 11/15/23............      87,000     86,605,781
             2.750%, 02/15/24............     105,538    104,932,180
             2.500%, 05/15/24............      75,000     73,447,266
             2.125%, 07/31/24............      11,000     10,524,766
             2.250%, 11/15/24............      85,500     82,210,254
             2.250%, 12/31/24............      45,000     43,221,094
             2.500%, 01/31/25............      50,000     48,761,719
             2.000%, 02/15/25............      80,000     75,525,000
             2.125%, 05/15/25............      80,000     75,971,875
             2.000%, 08/15/25............     144,000    135,281,249
             2.250%, 11/15/25............     112,000    106,850,625
             1.625%, 02/15/26............     109,000     99,083,555
             1.625%, 05/15/26............     103,000     93,331,679
             1.500%, 08/15/26............     183,000    163,642,031
             2.000%, 11/15/26............     129,300    120,087,375
             2.250%, 02/15/27............      70,000     66,229,297
             2.250%, 08/15/27............     131,000    123,580,079
                                                      --------------
           TOTAL U.S. TREASURY
            OBLIGATIONS..................              3,345,557,899
                                                      --------------
           TOTAL INVESTMENT
            SECURITIES...................              4,773,709,424
                                                      --------------

                                            SHARES
                                          -----------
           TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional
              U.S. Government Money
              Market Fund, 1.630%........  21,392,379     21,392,379
                                                      --------------
           TOTAL INVESTMENTS -- (100.0%)
             (Cost $4,984,526,274).......             $4,795,101,803
                                                      ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                          -------------------------------------------------
                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                          ----------- -------------- ------- --------------
     Agency Obligations..          -- $1,428,151,525   --    $1,428,151,525
     U.S. Treasury
      Obligations........          --  3,345,557,899   --     3,345,557,899
     Temporary Cash
      Investments........ $21,392,379             --   --        21,392,379
                          ----------- --------------   --    --------------
     TOTAL............... $21,392,379 $4,773,709,424   --    $4,795,101,803
                          =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
AGENCY OBLIGATIONS -- (0.2%)
Federal Home Loan Bank
#   1.375%, 02/18/21.............................       5,000 $ 4,828,970
Tennessee Valley Authority
    1.750%, 10/15/18.............................       8,303   8,286,984
                                                              -----------
TOTAL AGENCY OBLIGATIONS.........................              13,115,954
                                                              -----------

BONDS -- (96.6%)
21st Century Fox America, Inc.
    5.650%, 08/15/20.............................       4,210   4,426,496
    4.500%, 02/15/21.............................       7,638   7,883,405
Abbott Laboratories
#   2.000%, 03/15/20.............................      13,567  13,319,964
    4.125%, 05/27/20.............................       3,000   3,059,746
#   2.800%, 09/15/20.............................       2,490   2,474,136
AbbVie, Inc.
#   2.500%, 05/14/20.............................      24,891  24,593,343
Advance Auto Parts, Inc.
    5.750%, 05/01/20.............................       2,825   2,952,897
Aetna, Inc.
    2.200%, 03/15/19.............................       2,696   2,681,711
    2.750%, 11/15/22.............................       2,000   1,925,446
Agence Francaise de Developpement
    1.625%, 01/21/20.............................      25,000  24,504,450
Agilent Technologies, Inc.
    5.000%, 07/15/20.............................       1,690   1,757,043
Air Products & Chemicals, Inc.
    3.000%, 11/03/21.............................       5,000   4,968,343
Alberta, Province of Canada
    1.900%, 12/06/19.............................      10,000   9,869,690
    1.750%, 08/26/20.............................      15,000  14,624,490
    1.350%, 09/01/21............................. CAD  20,000  15,082,830
Allergan Finance LLC
    3.250%, 10/01/22.............................       9,500   9,200,451
Allergan Funding SCS
#   3.450%, 03/15/22.............................       9,749   9,583,526
Alphabet, Inc.
    3.625%, 05/19/21.............................       1,000   1,023,521
Altria Group, Inc.
    2.625%, 01/14/20.............................       1,025   1,018,703
Amazon.com, Inc.
#   2.600%, 12/05/19.............................      10,518  10,511,005
Ameren Corp.
    2.700%, 11/15/20.............................       1,000     986,242
American Express Co.
    2.500%, 08/01/22.............................       1,220   1,170,198
American Express Credit Corp.
    2.600%, 09/14/20.............................      13,925  13,786,079

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
American Honda Finance Corp.
    1.375%, 11/10/22............................. EUR   5,000 $ 6,287,609
American International Group, Inc.
#   2.300%, 07/16/19.............................       9,017   8,940,839
    3.375%, 08/15/20.............................       3,000   3,003,373
    6.400%, 12/15/20.............................      11,283  12,152,076
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................       6,957   7,223,871
AmerisourceBergen Corp.
#   3.500%, 11/15/21.............................       2,000   2,003,860
Amgen, Inc.
#   2.200%, 05/22/19.............................      10,625  10,573,894
#   3.450%, 10/01/20.............................       4,990   5,038,353
    4.100%, 06/15/21.............................       5,000   5,115,288
Amphenol Corp.
    2.550%, 01/30/19.............................         452     451,471
Anglo American Capital P.L.C.
##  3.750%, 04/10/22.............................       3,143   3,113,864
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.............................       5,000   4,941,749
Anthem, Inc.
#   2.250%, 08/15/19.............................       8,485   8,400,272
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22............................. EUR   9,750  11,762,240
AP Moeller - Maersk A.S.
##  2.875%, 09/28/20.............................       3,000   2,961,180
Apache Corp.
    6.900%, 09/15/18.............................         200     203,154
    3.250%, 04/15/22.............................      19,465  19,206,607
Apple, Inc.
    2.100%, 05/06/19.............................      27,000  26,934,932
#   2.000%, 05/06/20.............................       1,782   1,757,359
    2.250%, 02/23/21.............................       4,000   3,932,378
#   2.850%, 05/06/21.............................      29,000  28,902,062
#   1.550%, 08/04/21.............................      10,000   9,554,200
#   2.500%, 02/09/22.............................      12,191  11,946,073
    2.300%, 05/11/22.............................      11,657  11,292,794
Applied Materials, Inc.
#   2.625%, 10/01/20.............................       1,590   1,576,443
Arizona Public Service Co.
    8.750%, 03/01/19.............................       1,788   1,877,145
ASB Finance, Ltd.
    0.500%, 06/10/22............................. EUR   2,200   2,652,814
Asian Development Bank
    1.750%, 09/11/18.............................       7,409   7,396,877
    1.875%, 04/12/19.............................      17,884  17,789,894
    1.625%, 03/16/21.............................       6,000   5,807,492
Associated Banc-Corp
    2.750%, 11/15/19.............................         447     443,337

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
AstraZeneca P.L.C.
      2.375%, 11/16/20.............................      23,256 $22,868,377
AT&T, Inc.
#     5.800%, 02/15/19.............................       3,751   3,837,251
#     4.600%, 02/15/21.............................       8,793   9,061,951
#     3.800%, 03/15/22.............................      11,600  11,708,966
Australia & New Zealand Banking Group, Ltd.
      2.250%, 06/13/19.............................      35,154  34,979,630
      2.700%, 11/16/20.............................       1,000     988,923
      3.300%, 03/07/22............................. AUD  19,300  14,627,267
      2.625%, 05/19/22.............................      10,000   9,698,683
Autodesk, Inc.
#     3.125%, 06/15/20.............................      14,337  14,282,800
Banco Santander SA
#     3.848%, 04/12/23.............................      25,400  25,197,952
Bank Nederlandse Gemeenten NV
      4.375%, 02/16/21.............................      11,000  11,430,100
      1.625%, 04/19/21.............................      46,168  44,496,441
##    2.375%, 02/01/22.............................      19,000  18,560,872
      2.375%, 02/01/22.............................      41,400  40,443,163
      2.500%, 01/23/23.............................      10,000   9,751,000
Bank of America Corp.
#     2.650%, 04/01/19.............................       4,255   4,255,948
#     2.625%, 10/19/20.............................       5,000   4,940,430
#     5.700%, 01/24/22.............................      12,571  13,598,023
Bank of Montreal
      1.900%, 08/27/21.............................      32,954  31,533,024
Bank of New York Mellon Corp. (The)
      5.450%, 05/15/19.............................       2,309   2,375,602
#     2.150%, 02/24/20.............................      15,585  15,378,513
Bank of Nova Scotia (The)
      2.050%, 06/05/19.............................       1,788   1,773,814
      2.350%, 10/21/20.............................       1,315   1,288,946
      2.450%, 03/22/21.............................      37,679  36,861,178
      2.700%, 03/07/22.............................       2,605   2,538,319
Barclays P.L.C.
#     2.750%, 11/08/19.............................      26,424  26,242,124
      1.500%, 04/01/22............................. EUR   1,764   2,187,996
BAT International Finance P.L.C.
## #  3.250%, 06/07/22.............................       7,350   7,226,849
Baxalta, Inc.
      2.875%, 06/23/20.............................       4,024   3,982,234
Bayer U.S. Finance LLC
## #  2.375%, 10/08/19.............................       5,616   5,561,626
BB&T Corp.
      2.050%, 05/10/21.............................       3,500   3,381,844
Beam Suntory, Inc.
      1.750%, 06/15/18.............................      16,605  16,585,388
Berkshire Hathaway Finance Corp.
#     2.900%, 10/15/20.............................       3,000   3,015,260
Berkshire Hathaway, Inc.
      2.100%, 08/14/19.............................      18,152  18,068,470
      2.200%, 03/15/21.............................       8,295   8,148,694

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
Biogen, Inc.
    2.900%, 09/15/20.............................      19,046 $18,954,645
    3.625%, 09/15/22.............................       2,500   2,499,979
BlackRock, Inc.
    5.000%, 12/10/19.............................       2,193   2,269,085
    4.250%, 05/24/21.............................       2,850   2,949,861
BMW US Capital LLC
    0.625%, 04/20/22............................. EUR   2,000   2,445,950
BNP Paribas SA
    2.875%, 10/24/22............................. EUR   5,000   6,685,960
Booking Holdings, Inc.
    0.800%, 03/10/22............................. EUR   7,866   9,606,146
Boston Scientific Corp.
    2.850%, 05/15/20.............................       9,273   9,186,145
BP Capital Markets P.L.C.
#   2.315%, 02/13/20.............................      14,259  14,125,174
BPCE SA
    2.250%, 01/27/20.............................      13,175  12,959,035
    1.125%, 12/14/22............................. EUR   2,500   3,107,921
British Telecommunications P.L.C.
    0.500%, 06/23/22............................. EUR   1,600   1,928,828
Buckeye Partners L.P.
    2.650%, 11/15/18.............................         889     889,089
Caisse d'Amortissement de la Dette Sociale
    2.000%, 04/17/20.............................      17,000  16,756,679
    2.000%, 03/22/21.............................      25,435  24,794,038
    0.125%, 11/25/22............................. EUR  26,900  32,599,296
Canada Housing Trust No. 1
##  1.750%, 06/15/22............................. CAD  20,000  15,215,702
Canadian Pacific Railway Co.
    7.250%, 05/15/19.............................       2,576   2,693,148
Capital One Bank USA NA
#   2.300%, 06/05/19.............................       4,471   4,436,667
Capital One Financial Corp.
    2.450%, 04/24/19.............................       7,383   7,361,014
CBS Corp.
#   2.300%, 08/15/19.............................      14,110  13,971,921
#   3.375%, 03/01/22.............................       5,000   4,952,701
Celgene Corp.
    3.550%, 08/15/22.............................       7,000   6,946,411
Chevron Corp.
    1.718%, 06/24/18.............................         633     632,482
    1.961%, 03/03/20.............................      18,198  17,954,875
    1.991%, 03/03/20.............................       1,500   1,480,453
#   2.419%, 11/17/20.............................      37,151  36,917,568
    2.100%, 05/16/21.............................      25,500  24,871,735
#   2.498%, 03/03/22.............................      10,030   9,820,359
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................       8,000   7,854,560
    2.875%, 11/03/22.............................       3,000   2,940,967
Cisco Systems, Inc.
#   2.125%, 03/01/19.............................       2,144   2,139,162
    4.450%, 01/15/20.............................       4,896   5,035,830

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
#   2.450%, 06/15/20.............................       3,395 $ 3,374,999
    2.200%, 02/28/21.............................      57,736  56,679,333
#   1.850%, 09/20/21.............................      20,960  20,152,837
Citigroup, Inc.
    2.500%, 09/26/18.............................      10,282  10,280,836
    2.550%, 04/08/19.............................       1,942   1,938,802
Citizens Bank NA
    2.450%, 12/04/19.............................       2,175   2,153,102
    2.650%, 05/26/22.............................       7,635   7,374,178
CNA Financial Corp.
    5.875%, 08/15/20.............................       1,000   1,056,354
Coca-Cola Co. (The)
#   1.875%, 10/27/20.............................      16,673  16,295,510
#   3.150%, 11/15/20.............................       1,020   1,030,260
    1.550%, 09/01/21.............................       2,500   2,385,075
#   3.300%, 09/01/21.............................      14,000  14,157,866
#   2.200%, 05/25/22.............................      20,425  19,761,116
Coca-Cola European Partners US LLC
    3.500%, 09/15/20.............................       4,591   4,619,469
Comerica, Inc.
    2.125%, 05/23/19.............................       2,057   2,044,498
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................       4,634   4,636,754
    2.250%, 03/13/19.............................       2,000   1,993,495
#   2.300%, 09/06/19.............................      37,525  37,221,896
##  2.250%, 03/10/20.............................       5,000   4,921,084
    2.300%, 03/12/20.............................       4,500   4,440,105
#   2.400%, 11/02/20.............................      10,000   9,836,053
    2.900%, 07/12/21............................. AUD   5,000   3,752,370
##  2.000%, 09/06/21.............................       5,000   4,800,424
    3.250%, 01/17/22............................. AUD   5,000   3,786,843
##  2.750%, 03/10/22.............................      11,500  11,214,791
    3.250%, 03/31/22............................. AUD   3,200   2,418,226
Constellation Brands, Inc.
    2.700%, 05/09/22.............................       4,935   4,763,797
    3.200%, 02/15/23.............................       3,944   3,859,233
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................       7,577   7,559,515
    2.500%, 01/19/21.............................      15,935  15,659,996
    0.125%, 10/11/21............................. EUR   2,750   3,312,039
    2.750%, 01/10/22.............................       5,928   5,796,272
    4.000%, 01/11/22............................. EUR   2,500   3,433,918
#   3.875%, 02/08/22.............................      17,836  18,123,300
    4.750%, 06/06/22............................. EUR   3,000   4,268,212
    0.500%, 12/06/22............................. EUR   3,496   4,233,433
Corning, Inc.
    4.250%, 08/15/20.............................       2,850   2,911,802
Costco Wholesale Corp.
    1.700%, 12/15/19.............................           2       1,969
CPPIB Capital, Inc.
##  2.250%, 01/25/22.............................      25,400  24,724,330
    2.250%, 01/25/22.............................      36,750  35,772,406
Credit Suisse AG
#   2.300%, 05/28/19.............................       9,827   9,784,005

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
Credit Suisse Group Funding Guernsey, Ltd.
      1.250%, 04/14/22............................. EUR  10,220 $12,612,075
CVS Health Corp.
#     2.250%, 12/05/18.............................       1,672   1,668,141
#     2.250%, 08/12/19.............................       5,370   5,325,429
Daimler Finance North America LLC
##    2.250%, 03/02/20.............................       9,750   9,597,813
Daiwa Securities Group, Inc.
##    3.129%, 04/19/22.............................      10,000   9,791,766
Danone SA
##    2.077%, 11/02/21.............................       5,000   4,786,400
Danske Bank A.S.
##    2.750%, 09/17/20.............................      15,822  15,633,820
Deutsche Bank AG
#     2.500%, 02/13/19.............................       1,650   1,643,191
      2.500%, 02/13/19.............................       5,942   5,917,513
#     3.125%, 01/13/21.............................       4,900   4,810,988
      1.500%, 01/20/22............................. EUR   6,000   7,363,071
      2.375%, 01/11/23............................. EUR   9,700  12,282,289
Deutsche Telekom International Finance BV
      6.000%, 07/08/19.............................       3,774   3,911,778
##    1.950%, 09/19/21.............................       2,535   2,421,017
Dexia Credit Local SA
      0.625%, 01/21/22............................. EUR     750     924,312
      0.250%, 06/02/22............................. EUR   8,000   9,701,663
      0.750%, 01/25/23............................. EUR   1,200   1,481,360
Discovery Communications LLC
## #  2.750%, 11/15/19.............................      19,864  19,748,791
#     3.300%, 05/15/22.............................       6,000   5,906,006
## #  3.500%, 06/15/22.............................      10,000   9,890,669
Dominion Energy Gas Holdings LLC
      2.800%, 11/15/20.............................       5,000   4,950,290
Dominion Energy, Inc.
      2.500%, 12/01/19.............................       7,881   7,786,368
Dow Chemical Co. (The)
      4.250%, 11/15/20.............................       7,657   7,841,061
Dr Pepper Snapple Group, Inc.
      2.700%, 11/15/22.............................       2,000   1,901,619
Dr. Pepper Snapple Group, Inc.
      2.600%, 01/15/19.............................         939     937,774
      2.000%, 01/15/20.............................         747     733,047
DTE Energy Co.
      2.400%, 12/01/19.............................      18,342  18,091,782
Duke Energy Corp.
      5.050%, 09/15/19.............................         586     601,626
DXC Technology Co.
      4.450%, 09/18/22.............................       1,250   1,273,354
E*TRADE Financial Corp.
#     2.950%, 08/24/22.............................       4,060   3,933,099

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
Eastman Chemical Co.
    2.700%, 01/15/20.............................       3,756 $ 3,733,684
eBay, Inc.
    2.200%, 08/01/19.............................       4,184   4,157,608
#   3.800%, 03/09/22.............................       1,636   1,653,911
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.............................       1,289   1,325,925
    4.250%, 04/01/21.............................       3,035   3,122,853
    2.800%, 02/15/23.............................       1,000     966,254
Electricite de France SA
##  2.350%, 10/13/20.............................       1,500   1,474,854
Electronic Arts, Inc.
    3.700%, 03/01/21.............................      11,879  12,003,108
EMD Finance LLC
##  2.400%, 03/19/20.............................       1,755   1,730,343
Enbridge, Inc.
#   2.900%, 07/15/22.............................      18,189  17,560,538
Enterprise Products Operating LLC
#   5.250%, 01/31/20.............................       1,788   1,852,887
ERAC USA Finance LLC
##  2.350%, 10/15/19.............................       7,283   7,205,253
European Financial Stability Facility
    --%, 11/17/22................................ EUR  47,387  57,152,079
    0.500%, 01/20/23............................. EUR  31,000  38,192,575
European Investment Bank
    1.875%, 03/15/19.............................       4,471   4,450,933
    1.625%, 03/16/20.............................      10,000   9,816,200
#   1.375%, 06/15/20.............................       6,000   5,838,480
#   2.875%, 09/15/20.............................       9,000   9,029,754
#   1.625%, 12/15/20.............................       8,000   7,775,276
#   2.000%, 03/15/21.............................       5,000   4,892,525
    1.375%, 09/15/21.............................      48,000  45,749,613
European Stability Mechanism
    0.0%, 10/18/22............................... EUR  14,800  17,849,938
Eversource Energy
    2.500%, 03/15/21.............................       5,500   5,394,488
Exelon Corp.
#   2.850%, 06/15/20.............................       1,399   1,385,000
    2.450%, 04/15/21.............................         447     433,559
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................       7,064   7,038,380
Export Development Canada
    1.375%, 10/21/21.............................      12,800  12,169,204
Express Scripts Holding Co.
    2.250%, 06/15/19.............................       9,876   9,796,909
    3.900%, 02/15/22.............................       1,000   1,003,730
Exxon Mobil Corp.
#   1.819%, 03/15/19.............................      21,614  21,504,045
    1.912%, 03/06/20.............................       8,143   8,033,979
    2.222%, 03/01/21.............................      45,395  44,654,544
    2.397%, 03/06/22.............................       1,035   1,011,609

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
FedEx Corp.
    2.300%, 02/01/20.............................       4,340 $ 4,292,086
    1.000%, 01/11/23............................. EUR   5,000   6,141,369
Fidelity National Information Services, Inc.
#   3.625%, 10/15/20.............................       6,415   6,479,137
    2.250%, 08/15/21.............................       2,500   2,410,275
Fifth Third Bancorp
    2.300%, 03/01/19.............................       9,444   9,411,090
FMS Wertmanagement
    1.375%, 06/08/21.............................      10,000   9,564,397
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................      17,685  17,702,127
#   2.459%, 03/27/20.............................       5,365   5,284,408
#   3.157%, 08/04/20.............................      11,533  11,478,470
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................       6,500   6,442,448
French Republic Government Bond OAT
    2.250%, 10/25/22............................. EUR  50,800  67,712,557
GATX Corp.
    2.500%, 03/15/19.............................       6,103   6,084,857
GE Capital European Funding Unlimited Co.
    4.350%, 11/03/21............................. EUR   2,463   3,392,468
    0.800%, 01/21/22............................. EUR   1,750   2,140,126
GE Capital International Funding Co., Unlimited
 Co.
#   2.342%, 11/15/20.............................      56,970  55,687,143
General Electric Co.
    0.375%, 05/17/22............................. EUR  13,519  16,228,566
    0.375%, 05/17/22............................. EUR   8,200   9,843,498
General Motors Financial Co., Inc.
#   3.200%, 07/06/21.............................      12,709  12,557,189
#   3.450%, 01/14/22.............................      14,123  13,966,473
Gilead Sciences, Inc.
#   4.500%, 04/01/21.............................       1,198   1,240,218
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................         700     681,440
Goldcorp, Inc.
#   3.625%, 06/09/21.............................       4,553   4,553,674
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................       8,000   8,300,764
    2.550%, 10/23/19.............................       5,500   5,475,091
    2.750%, 09/15/20.............................      10,000   9,904,465
    2.625%, 04/25/21.............................         502     491,309
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................      21,047  20,648,635
Harris Corp.
    2.700%, 04/27/20.............................       4,247   4,211,276

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
Hartford Financial Services Group, Inc. (The)
      5.500%, 03/30/20.............................       4,600 $ 4,792,050
Hershey Co. (The)
      4.125%, 12/01/20.............................         700     719,990
Hewlett Packard Enterprise Co.
      3.600%, 10/15/20.............................      10,000  10,071,182
HSBC USA, Inc.
      2.375%, 11/13/19.............................       2,683   2,654,751
      2.350%, 03/05/20.............................       5,500   5,432,788
Humana, Inc.
      2.625%, 10/01/19.............................       3,845   3,828,206
Huntington Bancshares, Inc.
#     2.600%, 08/02/18.............................      16,084  16,087,743
Iberdrola Finance Ireland DAC
##    5.000%, 09/11/19.............................       6,662   6,824,848
Indiana Michigan Power Co.
      7.000%, 03/15/19.............................       2,236   2,314,624
ING Bank NV
##    2.750%, 03/22/21.............................       6,000   5,917,942
Integrys Holding, Inc.
      4.170%, 11/01/20.............................       1,000   1,020,942
Intel Corp.
#     3.300%, 10/01/21.............................       5,000   5,047,898
Inter-American Development Bank
#     1.875%, 06/16/20.............................       7,000   6,899,333
      2.125%, 11/09/20.............................      35,000  34,526,380
International Bank for Reconstruction & Development
#     1.375%, 05/24/21.............................       5,000   4,792,845
      2.250%, 06/24/21.............................       6,000   5,898,588
      2.600%, 09/20/22............................. AUD  12,000   8,992,416
International Business Machines Corp.
      2.250%, 02/19/21.............................       4,000   3,930,366
      2.500%, 01/27/22.............................       5,000   4,870,640
International Finance Corp.
      0.875%, 06/15/18.............................       2,490   2,486,838
Intesa Sanpaolo SpA
      0.875%, 06/27/22............................. EUR  18,581  22,626,062
## #  3.125%, 07/14/22.............................       1,420   1,367,985
Italy Buoni Poliennali Del Tesoro
      1.450%, 09/15/22............................. EUR  21,500  27,027,269
Japan Finance Organization for Municipalities
      2.500%, 09/12/18.............................       6,886   6,883,108
      2.125%, 03/06/19.............................       4,472   4,447,449
Jersey Central Power & Light Co.
      7.350%, 02/01/19.............................       7,492   7,727,093

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                   -  -------    ------
                                                       (000)
John Deere Capital Corp.
    2.050%, 03/10/20.............................      20,620 $ 20,309,734
Johnson & Johnson
#   1.650%, 03/01/21.............................       9,000    8,740,051
    2.250%, 03/03/22.............................       5,000    4,865,401
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................         894      925,517
    2.550%, 10/29/20.............................      11,000   10,840,364
    4.350%, 08/15/21.............................       4,994    5,160,038
Kellogg Co.
    0.800%, 11/17/22............................. EUR   2,250    2,734,880
KeyCorp
    2.900%, 09/15/20.............................      11,259   11,179,068
    5.100%, 03/24/21.............................       8,008    8,401,687
Kommunalbanken A.S.
    1.750%, 05/28/19.............................      17,884   17,735,455
    1.625%, 02/10/21.............................      15,000   14,507,025
    2.250%, 01/25/22.............................      30,000   29,205,990
Kommunekredit
    0.0%, 09/08/22............................... EUR   1,750    2,101,247
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................       9,471    9,381,688
    1.000%, 09/15/21............................. SEK 360,000   42,362,310
    0.250%, 06/01/22............................. SEK 903,000  103,020,156
Kreditanstalt fuer Wiederaufbau
#   1.875%, 04/01/19.............................       6,259    6,227,869
    1.500%, 04/20/20.............................      22,500   21,982,902
#   2.125%, 03/07/22.............................      20,000   19,431,199
    2.900%, 06/06/22............................. AUD  20,000   15,155,622
    --%, 12/15/22................................ EUR  40,228   48,478,566
Kroger Co. (The)
    2.300%, 01/15/19.............................      11,572   11,536,609
    3.400%, 04/15/22.............................      10,000    9,928,570
L3 Technologies, Inc.
    4.750%, 07/15/20.............................       4,650    4,808,502
Laboratory Corp. of America Holdings
#   2.625%, 02/01/20.............................       7,623    7,553,250
Lam Research Corp.
    2.750%, 03/15/20.............................       8,942    8,914,108
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.375%, 07/21/21.............................       5,000    4,761,435
Landwirtschaftliche Rentenbank
    2.700%, 09/05/22............................. AUD  21,360   16,052,572
Legg Mason, Inc.
    2.700%, 07/15/19.............................       9,258    9,207,603
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................       2,500    2,599,483
Lincoln National Corp.
    6.250%, 02/15/20.............................       3,215    3,380,491
    4.850%, 06/24/21.............................       1,270    1,326,507

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
Lloyds Bank P.L.C.
      2.700%, 08/17/20.............................       1,600 $ 1,586,707
Lloyds Banking Group P.L.C.
      3.100%, 07/06/21.............................       6,750   6,699,420
#     3.000%, 01/11/22.............................      16,162  15,852,303
Lockheed Martin Corp.
      2.500%, 11/23/20.............................       7,500   7,411,076
Macquarie Group, Ltd.
##    3.000%, 12/03/18.............................      20,235  20,271,321
Manitoba, Province of Canada
      2.100%, 09/06/22.............................      20,000  19,127,240
Manufacturers & Traders Trust Co.
      2.250%, 07/25/19.............................         530     525,365
      2.100%, 02/06/20.............................      28,367  27,902,040
Marriott International, Inc.
      6.750%, 05/15/18.............................       4,264   4,270,590
#     3.000%, 03/01/19.............................       2,835   2,838,851
Marsh & McLennan Cos., Inc.
      2.350%, 09/10/19.............................       4,471   4,433,586
      2.350%, 03/06/20.............................       1,000     985,640
      2.750%, 01/30/22.............................       4,650   4,532,849
Mastercard, Inc.
      1.100%, 12/01/22............................. EUR  15,162  18,785,951
Maxim Integrated Products, Inc.
      2.500%, 11/15/18.............................       3,464   3,458,856
McDonald's Corp.
      3.500%, 07/15/20.............................       4,928   4,984,086
Merck & Co., Inc.
      1.850%, 02/10/20.............................       4,450   4,385,480
Microsoft Corp.
#     1.625%, 12/06/18.............................       7,227   7,199,419
      1.850%, 02/12/20.............................      21,640  21,346,816
#     3.000%, 10/01/20.............................       5,000   5,040,483
      2.000%, 11/03/20.............................      33,993  33,415,659
      1.550%, 08/08/21.............................      20,978  20,101,630
#     2.400%, 02/06/22.............................      20,000  19,548,691
      2.375%, 02/12/22.............................      11,883  11,588,500
Mitsubishi UFJ Financial Group, Inc.
#     2.950%, 03/01/21.............................       1,725   1,709,742
      0.680%, 01/26/23............................. EUR  10,060  12,128,189
Mizuho Bank, Ltd.
## #  2.450%, 04/16/19.............................       1,575   1,569,266
##    2.700%, 10/20/20.............................      11,960  11,784,549
Mizuho Financial Group, Inc.
##    2.632%, 04/12/21.............................       5,000   4,882,519
Molson Coors Brewing Co.
      2.100%, 07/15/21.............................       3,000   2,874,667
Mondelez International Holdings Netherlands BV
##    2.000%, 10/28/21.............................      13,012  12,387,982

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
Monsanto Co.
    1.850%, 11/15/18.............................      24,511 $24,402,593
    2.125%, 07/15/19.............................       2,236   2,215,830
Morgan Stanley
    7.300%, 05/13/19.............................       2,315   2,419,689
MUFG Bank, Ltd.
##  2.350%, 09/08/19.............................       4,570   4,529,452
Municipality Finance P.L.C.
    1.500%, 03/23/20.............................      10,000   9,779,120
    1.375%, 09/21/21.............................       7,500   7,121,063
    2.375%, 03/15/22.............................      10,000   9,766,900
Mylan NV
    3.750%, 12/15/20.............................       4,065   4,077,450
Mylan, Inc.
#   2.550%, 03/28/19.............................       9,089   9,053,390
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................      15,626  15,521,987
##  2.400%, 12/09/19.............................       8,492   8,422,855
#   2.625%, 07/23/20.............................       5,339   5,283,078
    2.625%, 01/14/21.............................       2,000   1,969,116
    3.000%, 05/12/21............................. AUD   6,000   4,523,216
    1.875%, 07/12/21.............................       5,500   5,266,588
    2.800%, 01/10/22.............................      24,500  24,014,700
    2.500%, 05/22/22.............................      42,800  41,293,201
    0.350%, 09/07/22............................. EUR   7,800   9,369,449
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.............................      53,652  53,356,646
    1.625%, 03/04/20.............................      30,000  29,412,000
    1.875%, 04/14/22.............................       5,000   4,786,730
Nestle Holdings, Inc.
    1.875%, 03/09/21.............................      10,000   9,693,520
NetApp, Inc.
#   3.375%, 06/15/21.............................       8,650   8,599,849
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................       9,378   9,307,443
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.............................      16,249  15,900,585
Noble Energy, Inc.
    4.150%, 12/15/21.............................       4,000   4,065,659
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................      16,440  16,432,640
Nordea Bank AB
    1.625%, 05/15/18.............................       1,923   1,922,731
    2.375%, 04/04/19.............................      15,005  14,954,669
##  2.500%, 09/17/20.............................       6,000   5,907,333
Nordic Investment Bank
#   1.875%, 06/14/19.............................       9,471   9,402,809
    2.125%, 02/01/22.............................       7,500   7,290,269
Nordstrom, Inc.
#   4.750%, 05/01/20.............................      13,135  13,507,910
Norfolk Southern Corp.
    3.000%, 04/01/22.............................       1,352   1,336,899

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
NRW Bank
      1.875%, 07/01/19.............................       2,884 $ 2,859,025
Nuveen Finance LLC
##    2.950%, 11/01/19.............................       9,568   9,534,214
NVIDIA Corp.
      2.200%, 09/16/21.............................       1,830   1,775,527
Occidental Petroleum Corp.
      4.100%, 02/01/21.............................         542     556,190
Omnicom Group, Inc.
      4.450%, 08/15/20.............................         550     564,636
Ontario, Province of Canada
      4.400%, 04/14/20.............................      28,000  28,853,407
OP Corporate Bank P.L.C.
      0.375%, 10/11/22............................. EUR     325     391,000
Oracle Corp.
      2.800%, 07/08/21.............................       6,536   6,504,343
#     1.900%, 09/15/21.............................      97,577  94,147,223
#     2.500%, 05/15/22.............................       5,000   4,879,153
Pacific Gas & Electric Co.
      3.500%, 10/01/20.............................         900     901,911
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##    3.050%, 01/09/20.............................         828     827,404
## #  3.375%, 02/01/22.............................      10,000   9,894,370
Pernod Ricard SA
##    5.750%, 04/07/21.............................         620     660,827
##    4.450%, 01/15/22.............................       5,327   5,507,973
Perrigo Finance Unlimited Co.
      3.500%, 03/15/21.............................       5,056   5,035,922
Pfizer, Inc.
      2.100%, 05/15/19.............................       2,000   1,990,759
      1.950%, 06/03/21.............................      27,847  27,088,386
#     2.200%, 12/15/21.............................      15,000  14,638,530
      0.250%, 03/06/22............................. EUR  11,200  13,514,147
Phillips 66 Partners L.P.
      2.646%, 02/15/20.............................       6,873   6,791,718
PNC Bank NA
      2.400%, 10/18/19.............................      11,500  11,417,627
      2.300%, 06/01/20.............................         200     196,890
      2.600%, 07/21/20.............................       4,800   4,749,254
Procter & Gamble Co. (The)
#     1.850%, 02/02/21.............................       8,670   8,439,417
Progress Energy, Inc.
      4.875%, 12/01/19.............................       4,672   4,785,318
Progressive Corp. (The)
      3.750%, 08/23/21.............................         706     718,190
Province of British Columbia Canada
      2.650%, 09/22/21.............................      26,337  26,075,187
Province of Manitoba Canada
      2.050%, 11/30/20.............................       3,800   3,717,382
      2.125%, 05/04/22.............................      10,000   9,611,757

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
Province of Ontario Canada
    1.875%, 05/21/20.............................      15,000 $14,713,793
    2.500%, 09/10/21.............................      59,530  58,458,619
    1.350%, 03/08/22............................. CAD  20,000  14,954,476
    2.250%, 05/18/22.............................       5,000   4,827,853
    3.150%, 06/02/22............................. CAD  19,000  15,180,467
Province of Quebec Canada
    3.500%, 07/29/20.............................      53,000  53,781,220
    2.750%, 08/25/21.............................      10,000   9,910,136
    2.375%, 01/31/22.............................      40,718  39,692,819
Prudential Financial, Inc.
#   2.350%, 08/15/19.............................       6,000   5,963,271
    5.375%, 06/21/20.............................       1,700   1,776,686
#   4.500%, 11/15/20.............................       7,000   7,227,583
PSEG Power LLC
    2.450%, 11/15/18.............................       6,831   6,816,112
    5.125%, 04/15/20.............................      11,108  11,493,360
Puget Energy, Inc.
    6.500%, 12/15/20.............................       3,363   3,610,270
QUALCOMM, Inc.
    2.250%, 05/20/20.............................       8,235   8,104,155
    3.000%, 05/20/22.............................       2,425   2,364,806
Regions Financial Corp.
    3.200%, 02/08/21.............................      10,500  10,452,789
    2.750%, 08/14/22.............................       6,401   6,170,677
Republic of Austria Government Bond
##  0.0%, 09/20/22............................... EUR   4,000   4,845,329
Republic Services, Inc.
    5.500%, 09/15/19.............................       4,473   4,628,472
    3.550%, 06/01/22.............................       2,000   2,001,080
Roper Technologies, Inc.
    2.050%, 10/01/18.............................       1,500   1,496,647
    2.800%, 12/15/21.............................       1,000     977,352
Royal Bank of Canada
    2.125%, 03/02/20.............................      22,338  21,971,037
    2.150%, 03/06/20.............................         665     654,902
    2.350%, 10/30/20.............................       7,428   7,292,837
    2.500%, 01/19/21.............................      12,750  12,518,582
    2.750%, 02/01/22.............................      24,000  23,512,158
    1.968%, 03/02/22............................. CAD  10,000   7,564,391
Ryder System, Inc.
    2.650%, 03/02/20.............................       7,000   6,937,671
    3.400%, 03/01/23.............................       3,000   2,967,601
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................       3,000   2,964,629
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21.............................      15,000  14,875,200
Santander UK P.L.C.
    2.375%, 03/16/20.............................       2,824   2,787,334
Sempra Energy
    2.850%, 11/15/20.............................       5,400   5,335,870

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
Shell International Finance BV
    2.000%, 11/15/18.............................      10,526 $10,496,592
    4.300%, 09/22/19.............................       4,471   4,574,544
    4.375%, 03/25/20.............................       1,250   1,286,107
    2.125%, 05/11/20.............................      17,155  16,933,900
    2.250%, 11/10/20.............................      18,999  18,728,325
#   1.875%, 05/10/21.............................      32,626  31,586,985
    1.750%, 09/12/21.............................      27,855  26,707,297
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.............................       2,000   1,936,376
Skandinaviska Enskilda Banken AB
    1.250%, 08/05/22............................. GBP   2,000   2,708,287
Societe Generale SA
##  2.625%, 09/16/20.............................      17,000  16,758,964
##  2.500%, 04/08/21.............................       4,200   4,094,181
Solvay Finance America LLC
##  3.400%, 12/03/20.............................      10,000  10,004,267
Southern Co. (The)
    2.750%, 06/15/20.............................       9,683   9,593,701
Southern Power Co.
    1.000%, 06/20/22............................. EUR  14,310  17,543,298
Southwest Airlines Co.
    2.750%, 11/06/19.............................      17,072  16,987,788
    2.650%, 11/05/20.............................       4,500   4,443,372
Spain Government Bond
##  5.400%, 01/31/23............................. EUR  17,000  25,525,713
Starbucks Corp.
#   2.100%, 02/04/21.............................       1,770   1,728,223
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20.............................      18,950  18,591,864
State Street Corp.
#   2.550%, 08/18/20.............................      10,138  10,059,069
Statoil ASA
    1.150%, 05/15/18.............................      11,682  11,677,540
    2.250%, 11/08/19.............................       7,500   7,434,529
#   2.900%, 11/08/20.............................       2,780   2,779,855
    3.150%, 01/23/22.............................       2,692   2,690,552
Stryker Corp.
    2.625%, 03/15/21.............................       6,121   6,037,570
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................       5,865   5,858,950
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................       4,000   3,962,073
    2.058%, 07/14/21.............................      10,000   9,609,458
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................       5,055   5,042,873
#   2.900%, 03/03/21.............................      14,765  14,612,964
Svensk Exportkredit AB
    1.750%, 08/28/20.............................       6,000   5,855,093
#   2.375%, 03/09/22.............................      10,000   9,772,598

                                                        FACE
                                                       AMOUNT^     VALUE+
                                                   -   -------     ------
                                                        (000)
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................        16,661 $ 16,642,667
    2.250%, 06/17/19.............................         8,942    8,883,896
    2.400%, 10/01/20.............................         3,720    3,654,313
    2.450%, 03/30/21.............................         1,930    1,885,856
    0.250%, 02/28/22............................. EUR    13,000   15,663,505
    2.625%, 08/23/22............................. EUR     3,000    3,964,016
Swedbank AB
    0.300%, 09/06/22............................. EUR    12,020   14,425,716
Sweden Government Bond
    3.500%, 06/01/22............................. SEK 1,085,000  142,702,842
Sysco Corp.
    2.600%, 10/01/20.............................        16,190   16,005,536
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................            74       76,967
Telefonica Emisiones SAU
    5.877%, 07/15/19.............................         1,000    1,034,309
    5.134%, 04/27/20.............................        10,180   10,577,728
Temasek Financial I, Ltd.
    0.500%, 03/01/22............................. EUR     2,700    3,302,730
Thomson Reuters Corp.
    3.950%, 09/30/21.............................         6,115    6,145,588
Time Warner, Inc.
    4.700%, 01/15/21.............................         7,900    8,176,992
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.............................        31,297   31,096,853
    2.500%, 12/14/20.............................        20,000   19,687,394
    2.125%, 04/07/21.............................        18,138   17,604,031
    1.800%, 07/13/21.............................        18,605   17,803,677
    1.994%, 03/23/22............................. CAD    15,000   11,365,629
Total Capital International SA
#   2.100%, 06/19/19.............................        27,483   27,322,017
#   2.750%, 06/19/21.............................         6,000    5,943,084
#   2.875%, 02/17/22.............................         7,000    6,920,885
Total Capital SA
    4.125%, 01/28/21.............................        10,000   10,266,738
Total System Services, Inc.
    2.375%, 06/01/18.............................         4,011    4,009,769
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD    10,000    7,568,441
    2.350%, 07/18/22............................. CAD    10,000    7,637,603
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................        19,526   19,485,380
#   2.125%, 07/18/19.............................        11,845   11,768,109
    4.500%, 06/17/20.............................         9,300    9,608,562
#   1.900%, 04/08/21.............................        40,243   39,036,110
    2.750%, 05/17/21.............................         8,500    8,419,256
    2.600%, 01/11/22.............................         5,988    5,860,962
    3.300%, 01/12/22.............................         1,484    1,487,362
    0.750%, 07/21/22............................. EUR     2,080    2,553,111
Tyson Foods, Inc.
    2.650%, 08/15/19.............................        17,802   17,724,323

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
UBS AG
#   2.375%, 08/14/19.............................       2,178 $ 2,165,913
    2.350%, 03/26/20.............................       6,079   5,992,496
UBS Group Funding Switzerland AG
    1.750%, 11/16/22............................. EUR   8,052  10,162,263
Unedic Asseo
    0.875%, 10/25/22............................. EUR  27,300  34,156,641
Union Pacific Corp.
    2.250%, 02/15/19.............................       1,189   1,185,362
UnitedHealth Group, Inc.
    4.700%, 02/15/21.............................       2,040   2,121,011
Unum Group
    3.000%, 05/15/21.............................       1,000     985,081
US Bank NA
#   2.125%, 10/28/19.............................       3,432   3,398,095
USAA Capital Corp.
##  2.000%, 06/01/21.............................       5,000   4,830,364
Valero Energy Corp.
    9.375%, 03/15/19.............................       5,009   5,286,679
Verizon Communications, Inc.
    3.500%, 11/01/21.............................         750     755,995
    3.125%, 03/16/22.............................       7,858   7,768,299
Viacom, Inc.
    2.750%, 12/15/19.............................       3,297   3,266,182
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................       1,732   1,778,408
#   4.375%, 03/16/21.............................       4,525   4,655,848
#   2.500%, 09/26/22.............................       4,411   4,204,202
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................       6,310   6,265,504
##  2.400%, 05/22/20.............................       5,911   5,813,229
Volkswagen International Finance NV
    0.875%, 01/16/23............................. EUR   4,200   5,113,508
Walgreen Co.
    3.100%, 09/15/22.............................       4,127   4,030,497
Walgreens Boots Alliance, Inc.
#   3.300%, 11/18/21.............................       4,000   3,983,760
Walt Disney Co. (The)
    2.150%, 09/17/20.............................       6,482   6,370,769
WEC Energy Group, Inc.
    2.450%, 06/15/20.............................      14,176  13,974,571

                                                          FACE
                                                         AMOUNT^       VALUE+
                                                     -   -------       ------
                                                          (000)
Wells Fargo & Co.
      2.125%, 04/22/19.............................          4,083 $    4,063,865
#     2.600%, 07/22/20.............................          8,000      7,916,058
      1.500%, 09/12/22............................. EUR      2,700      3,376,150
Western Australian Treasury Corp.
      2.750%, 10/20/22............................. AUD     27,000     20,405,613
Westpac Banking Corp.
#     4.875%, 11/19/19.............................          3,645      3,749,945
#     2.600%, 11/23/20.............................         29,052     28,657,585
      2.100%, 05/13/21.............................          7,632      7,389,759
      2.800%, 01/11/22.............................         15,512     15,229,960
      2.500%, 06/28/22.............................          9,789      9,424,815
Wm Wrigley Jr Co.
##    2.900%, 10/21/19.............................          1,484      1,483,612
Wyndham Worldwide Corp.
#     4.250%, 03/01/22.............................          2,967      2,914,234
Xcel Energy, Inc.
      2.400%, 03/15/21.............................          4,070      3,979,325
Xerox Corp.
      4.070%, 03/17/22.............................         10,246     10,175,031
Xilinx, Inc.
      2.125%, 03/15/19.............................          1,795      1,788,151
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................          4,632      4,587,755
Zoetis, Inc.
      3.450%, 11/13/20.............................         12,400     12,452,114
                                                                   --------------
TOTAL BONDS........................................                 5,766,585,930
                                                                   --------------

U.S. TREASURY OBLIGATIONS -- (0.4%)
U.S. Treasury Notes
      1.250%, 10/31/21.............................         25,000     23,799,805
                                                                   --------------
TOTAL INVESTMENT SECURITIES........................                 5,803,501,689
                                                                   --------------

                                                         SHARES
                                                     -   ------          -
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund................... 14,668,629    169,716,042
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,079,954,189)................................             $5,973,217,731
                                                                   ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


At April 30, 2018, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                   UNREALIZED
                                                                                                    FOREIGN
                                                                                                    EXCHANGE
                                                                           SETTLEMENT             APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                        DATE               (DEPRECIATION)
------------------ --------------- ---------------------------- ------------------               --------------
USD..  79,064,744  SEK 647,175,880 JP Morgan                                05/02/18              $ 5,157,956
USD..  81,381,303  SEK 669,921,752 Citibank, N.A.                           05/03/18                4,876,960
USD..  74,492,771  SEK 646,074,312 Bank of America Corp.                    06/27/18                  394,299
USD.. 145,484,292  EUR 117,406,143 Bank of America Corp.                    06/28/18                3,091,207
USD..  74,963,528  SEK 625,746,808 Citibank, N.A.                           07/03/18                3,159,519
USD..  69,958,604  SEK 584,598,050 JP Morgan                                07/05/18                2,865,911
USD..  77,885,684  SEK 673,868,575 Citibank, N.A.                           07/06/18                  541,622
USD.. 134,667,491  EUR 108,045,830 State Street Bank and Trust              07/10/18                3,500,334
USD..  97,682,592  EUR  78,814,674 State Street Bank and Trust              07/11/18                1,994,539
USD..  74,429,364  EUR  60,000,000 State Street Bank and Trust              07/12/18                1,578,380
USD..  77,446,148  EUR  62,430,672 State Street Bank and Trust              07/13/18                1,638,028
USD..   2,848,921  GBP   1,982,266 State Street Bank and Trust              07/16/18                  109,892
USD..  97,349,436  CAD 122,106,177 State Street Bank and Trust              07/17/18                2,077,413
USD..  92,212,994  AUD 119,831,103 JP Morgan                                07/20/18                1,967,660
USD.. 144,518,558  EUR 117,811,388 State Street Bank and Trust              07/25/18                1,330,198
                                                                                                  -----------
                                                                TOTAL APPRECIATION                $34,283,918

SEK.. 647,175,880  USD  74,312,695 Bank of America Corp.                    05/02/18              $  (405,906)
SEK.. 669,921,752  USD  77,040,755 Citibank N.A.                            05/03/18                 (536,412)
                                                                                                  -----------
                                                                TOTAL (DEPRECIATION)              $  (942,318)
                                                                                                  -----------
                                                                TOTAL APPRECIATION
                                                                (DEPRECIATION)                    $33,341,600
                                                                                                  ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   13,115,954   --    $   13,115,954
  Bonds.........................   --     5,766,585,930   --     5,766,585,930
  U.S. Treasury Obligations.....   --        23,799,805   --        23,799,805
  Securities Lending Collateral.   --       169,716,042   --       169,716,042
  Forward Currency Contracts**..   --        33,341,600   --        33,341,600
                                   --    --------------   --    --------------
  TOTAL.........................   --    $6,006,559,331   --    $6,006,559,331
                                   ==    ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
AGENCY OBLIGATIONS -- (3.5%)
Federal Farm Credit Bank
      2.630%, 08/03/26............................. $ 3,173 $ 3,050,364
      5.770%, 01/05/27.............................   1,058   1,263,458
Federal Home Loan Mortgage Corp.
      6.750%, 09/15/29.............................   8,814  11,683,697
      6.750%, 03/15/31.............................   1,000   1,355,157
      6.250%, 07/15/32.............................   4,000   5,305,876
Federal National Mortgage Association
      6.250%, 05/15/29.............................  17,628  22,436,971
      7.125%, 01/15/30.............................   3,526   4,825,038
      6.625%, 11/15/30.............................   7,000   9,353,827
Tennessee Valley Authority
      7.125%, 05/01/30.............................   7,608  10,441,052
                                                            -----------
TOTAL AGENCY OBLIGATIONS...........................          69,715,440
                                                            -----------

BONDS -- (86.8%)
21st Century Fox America, Inc.
      3.700%, 09/15/24.............................   2,468   2,458,890
3M Co.
#     2.875%, 10/15/27.............................  27,127  25,647,909
Abbott Laboratories
#     2.950%, 03/15/25.............................   6,870   6,515,841
AbbVie, Inc.
      3.600%, 05/14/25.............................   9,500   9,216,773
Activision Blizzard, Inc.
      3.400%, 06/15/27.............................     600     568,299
Adobe Systems, Inc.
      3.250%, 02/01/25.............................   1,058   1,040,324
Advance Auto Parts, Inc.
      4.500%, 12/01/23.............................   1,500   1,535,408
Aetna, Inc.
#     3.500%, 11/15/24.............................   4,942   4,819,865
Affiliated Managers Group, Inc.
      3.500%, 08/01/25.............................   1,410   1,362,794
Aflac, Inc.
#     3.625%, 11/15/24.............................   1,099   1,096,654
      3.250%, 03/17/25.............................   6,064   5,892,393
Ahold Finance USA LLC
      6.875%, 05/01/29.............................     388     459,833
Airbus SE
## #  3.150%, 04/10/27.............................   1,000     959,207
Alabama Power Co.
      2.800%, 04/01/25.............................   1,410   1,325,478
Albemarle Corp.
      4.150%, 12/01/24.............................   3,335   3,387,153
Alimentation Couche-Tard, Inc.
##    3.550%, 07/26/27.............................   1,185   1,120,435
Allergan Funding SCS
#     3.800%, 03/15/25.............................   9,592   9,194,346

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Alphabet, Inc.
    1.998%, 08/15/26............................. $ 4,000 $ 3,571,945
American Express Credit Corp.
#   3.300%, 05/03/27.............................   8,500   8,124,640
American Honda Finance Corp.
    2.300%, 09/09/26.............................   1,500   1,369,037
American International Group, Inc.
    3.750%, 07/10/25.............................   2,000   1,957,521
    3.900%, 04/01/26.............................   5,000   4,880,122
American Water Capital Corp.
    3.850%, 03/01/24.............................   1,166   1,180,902
Ameriprise Financial, Inc.
#   3.700%, 10/15/24.............................   7,090   7,096,267
    2.875%, 09/15/26.............................   1,000     931,470
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................     673     655,180
    3.450%, 12/15/27.............................   4,000   3,733,140
Amgen, Inc.
#   3.125%, 05/01/25.............................   2,763   2,639,091
    2.600%, 08/19/26.............................   3,000   2,702,246
Analog Devices, Inc.
    3.900%, 12/15/25.............................   4,502   4,475,229
Andeavor
    5.125%, 12/15/26.............................     350     369,104
Anglo American Capital P.L.C.
##  4.750%, 04/10/27.............................   5,000   4,992,700
##  4.000%, 09/11/27.............................   4,600   4,334,915
Anheuser-Busch InBev Finance, Inc.
#   3.650%, 02/01/26.............................   8,000   7,810,531
Anthem, Inc.
    3.500%, 08/15/24.............................   3,491   3,392,617
    3.650%, 12/01/27.............................     555     527,743
    4.101%, 03/01/28.............................   5,000   4,893,810
ANZ New Zealand International Ltd.
##  3.450%, 07/17/27.............................  15,000  14,402,859
Aon P.L.C.
    3.500%, 06/14/24.............................   3,750   3,674,135
AP Moller - Maersk A.S.
##  3.750%, 09/22/24.............................   1,000     965,653
##  3.875%, 09/28/25.............................   1,914   1,844,419
Apple, Inc.
    3.250%, 02/23/26.............................   1,000     973,431
    3.350%, 02/09/27.............................  13,200  12,909,474
    3.200%, 05/11/27.............................  13,405  12,926,104
#   3.000%, 06/20/27.............................   6,800   6,459,828
#   2.900%, 09/12/27.............................     551     517,899
    3.000%, 11/13/27.............................  11,000  10,391,267
Applied Materials, Inc.
    3.300%, 04/01/27.............................   1,111   1,075,153
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.............................   5,613   5,098,941
Arizona Public Service Co.
    3.150%, 05/15/25.............................   3,349   3,241,996

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
Arrow Electronics, Inc.
       3.875%, 01/12/28............................. $ 5,330 $ 5,012,486
Assurant, Inc.
       4.000%, 03/15/23.............................   3,526   3,515,812
AstraZeneca P.L.C.
       3.375%, 11/16/25.............................   8,300   8,060,875
AT&T, Inc.
       3.950%, 01/15/25.............................   1,087   1,076,183
       3.400%, 05/15/25.............................   8,182   7,774,843
Australia & New Zealand Banking Group, Ltd.
       3.700%, 11/16/25.............................   5,000   4,986,965
Autodesk, Inc.
       4.375%, 06/15/25.............................   6,017   6,099,764
#      3.500%, 06/15/27.............................   5,375   5,060,301
Automatic Data Processing, Inc.
       3.375%, 09/15/25.............................   2,000   1,984,131
AutoZone, Inc.
       3.250%, 04/15/25.............................   3,133   3,001,997
Avnet, Inc.
       4.625%, 04/15/26.............................   5,850   5,768,939
AXIS Specialty Finance P.L.C.
       4.000%, 12/06/27.............................   1,000     946,880
Banco Santander SA
#      3.800%, 02/23/28.............................   5,800   5,484,401
Bank of America Corp. Floating Rate Note
(r)##  3.419%, 12/20/28.............................   2,918   2,736,752
Bank of New York Mellon Corp. (The)
#      3.000%, 02/24/25.............................   1,410   1,348,673
Barclays P.L.C.
       3.650%, 03/16/25.............................   6,080   5,798,563
       4.375%, 01/12/26.............................   2,700   2,665,942
BAT International Finance P.L.C.
       3.950%, 06/15/25.............................   1,500   1,477,927
Baxter International, Inc.
       2.600%, 08/15/26.............................   5,578   5,020,986
Bayer U.S. Finance LLC
## #   3.375%, 10/08/24.............................   8,831   8,579,529
Beam Suntory, Inc.
       3.250%, 06/15/23.............................   2,195   2,124,830
Bed Bath & Beyond, Inc.
#      3.749%, 08/01/24.............................     610     520,883
Berkshire Hathaway, Inc.
#      3.125%, 03/15/26.............................  30,552  29,406,547
Biogen, Inc.
       4.050%, 09/15/25.............................   8,000   8,012,261
BlackRock, Inc.
       3.200%, 03/15/27.............................  17,645  16,943,450
BMW U.S. Capital LLC
##     2.800%, 04/11/26.............................   5,500   5,128,686
## #   3.300%, 04/06/27.............................   4,000   3,847,913
BNP Paribas SA
## #   3.500%, 11/16/27.............................   8,631   8,122,418
Boeing Co. (The)
       2.500%, 03/01/25.............................   3,526   3,299,850

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Boston Scientific Corp.
    4.125%, 10/01/23............................. $   811 $   824,147
BP Capital Markets P.L.C.
    3.535%, 11/04/24.............................   1,234   1,229,904
    3.017%, 01/16/27.............................   7,000   6,601,064
BPCE SA
    4.000%, 04/15/24.............................   3,000   3,005,394
British Columbia, Province of Canada
    6.500%, 01/15/26.............................   4,363   5,262,581
Brown & Brown, Inc.
    4.200%, 09/15/24.............................   5,261   5,309,176
Buckeye Partners L.P.
#   4.150%, 07/01/23.............................   1,058   1,055,246
#   3.950%, 12/01/26.............................   2,275   2,140,026
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27.............................   5,000   4,733,050
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................   2,357   2,276,859
    7.000%, 12/15/25.............................     472     572,133
CA, Inc.
    4.700%, 03/15/27.............................   7,900   7,944,824
Campbell Soup Co.
    3.300%, 03/19/25.............................   4,229   4,041,458
    4.150%, 03/15/28.............................   5,571   5,398,184
Canadian Natural Resources, Ltd.
    7.200%, 01/15/32.............................   2,950   3,671,638
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................   1,666   1,572,932
    3.700%, 02/01/26.............................   2,115   2,070,726
Capital One Financial Corp.
    3.750%, 04/24/24.............................   1,939   1,904,111
    3.750%, 03/09/27.............................   2,000   1,896,483
Cardinal Health, Inc.
#   3.410%, 06/15/27.............................   9,000   8,357,783
CBS Corp.
    3.500%, 01/15/25.............................   1,058   1,016,772
#   4.000%, 01/15/26.............................   1,000     979,132
    2.900%, 01/15/27.............................   6,600   5,899,872
Celgene Corp.
    3.625%, 05/15/24.............................   1,763   1,723,265
CenterPoint Energy Resources Corp.
    4.000%, 04/01/28.............................   3,000   2,969,004
Charles Schwab Corp. (The)
    3.000%, 03/10/25.............................   4,689   4,500,015
Chevron Corp.
    2.954%, 05/16/26.............................  25,893  24,735,436
Cigna Corp.
    3.250%, 04/15/25.............................   5,750   5,426,978
Cincinnati Financial Corp.
    6.920%, 05/15/28.............................     900   1,107,098
Cisco Systems, Inc.
#   2.500%, 09/20/26.............................   3,000   2,774,388
Citigroup, Inc.
    3.750%, 06/16/24.............................   1,410   1,400,941
    3.300%, 04/27/25.............................   6,231   5,967,102

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
Clorox Co. (The)
      3.500%, 12/15/24............................. $ 1,763 $ 1,758,294
CME Group, Inc.
      3.000%, 03/15/25.............................     471     454,207
CMS Energy Corp.
      3.600%, 11/15/25.............................   2,800   2,735,068
CNA Financial Corp.
      4.500%, 03/01/26.............................   6,830   6,995,344
Coca-Cola Co. (The)
#     2.250%, 09/01/26.............................   3,500   3,167,310
#     2.900%, 05/25/27.............................   8,000   7,591,959
Comcast Corp.
      3.375%, 08/15/25.............................   1,234   1,198,083
#     3.150%, 03/01/26.............................   4,000   3,805,235
      7.050%, 03/15/33.............................   2,000   2,580,988
Commonwealth Bank of Australia
##    2.850%, 05/18/26.............................  18,373  17,015,180
ConocoPhillips Co.
#     4.950%, 03/15/26.............................   5,000   5,384,169
Consolidated Edison Co. of New York, Inc.
      3.300%, 12/01/24.............................     705     691,478
Cox Communications, Inc.
## #  3.850%, 02/01/25.............................   5,741   5,676,488
Credit Agricole SA
#     3.875%, 04/15/24.............................   5,678   5,717,056
Credit Suisse AG
      3.625%, 09/09/24.............................   6,299   6,240,420
CSX Corp.
      3.400%, 08/01/24.............................   3,000   2,951,354
CVS Health Corp.
#     3.375%, 08/12/24.............................   5,243   5,061,321
      3.875%, 07/20/25.............................   3,210   3,156,288
Daimler Finance North America LLC
##    3.250%, 08/01/24.............................   1,128   1,094,080
      8.500%, 01/18/31.............................   7,188  10,245,145
Deere & Co.
#     5.375%, 10/16/29.............................     650     740,150
Deutsche Bank AG
      3.700%, 05/30/24.............................   5,781   5,508,912
      4.100%, 01/13/26.............................   3,000   2,884,692
Discovery Communications LLC
      3.250%, 04/01/23.............................     353     341,656
##    3.900%, 11/15/24.............................   5,961   5,826,756
      3.450%, 03/15/25.............................   4,263   4,069,554
#     4.900%, 03/11/26.............................   4,000   4,100,148
Dominion Energy Gas Holdings LLC
      3.600%, 12/15/24.............................   1,763   1,732,842
Dominion Energy, Inc.
      3.625%, 12/01/24.............................     705     693,316
      3.900%, 10/01/25.............................   4,000   3,953,389
Dover Corp.
      3.150%, 11/15/25.............................   2,100   2,022,831
Dow Chemical Co. (The)
      3.500%, 10/01/24.............................   4,106   4,012,958

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25............................. $ 1,660 $ 1,564,693
DTE Energy Co.
    2.850%, 10/01/26.............................     945     858,071
Duke Energy Corp.
    3.750%, 04/15/24.............................   1,000     996,675
DXC Technology Co.
    4.450%, 09/18/22.............................   1,763   1,795,939
    4.750%, 04/15/27.............................   8,000   8,202,406
Eastman Chemical Co.
    3.800%, 03/15/25.............................   3,023   3,024,711
eBay, Inc.
    3.600%, 06/05/27.............................   2,000   1,894,797
Ecolab, Inc.
    2.700%, 11/01/26.............................   2,000   1,844,392
Electricite de France SA
    3.625%, 10/13/25.............................   2,000   1,971,294
##  3.625%, 10/13/25.............................   5,797   5,713,794
Electronic Arts, Inc.
    4.800%, 03/01/26.............................   2,200   2,314,118
Enbridge, Inc.
#   4.000%, 10/01/23.............................   2,068   2,068,306
#   3.500%, 06/10/24.............................     705     681,360
#   3.700%, 07/15/27.............................   3,000   2,825,160
Enel Finance International NV
##  3.500%, 04/06/28.............................   5,000   4,626,423
Energy Transfer Partners L.P.
    4.750%, 01/15/26.............................   4,000   3,991,446
#   4.200%, 04/15/27.............................   2,000   1,906,592
Enterprise Products Operating LLC
    3.750%, 02/15/25.............................   2,000   1,983,055
    3.700%, 02/15/26.............................   6,000   5,867,726
EOG Resources, Inc.
    3.150%, 04/01/25.............................   6,478   6,217,068
EQT Corp.
    3.900%, 10/01/27.............................   4,400   4,185,912
ERAC USA Finance LLC
##  3.850%, 11/15/24.............................   2,058   2,051,296
Exelon Corp.
    3.950%, 06/15/25.............................     795     788,512
    3.400%, 04/15/26.............................   5,400   5,159,807
Express Scripts Holding Co.
    3.500%, 06/15/24.............................   4,596   4,401,454
    3.400%, 03/01/27.............................   3,500   3,220,645
Exxon Mobil Corp.
#   3.043%, 03/01/26.............................  20,686  20,001,587
FedEx Corp.
    3.200%, 02/01/25.............................   2,062   1,988,552
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.............................     278     293,277
Fifth Third Bancorp
    3.950%, 03/14/28.............................   2,943   2,912,071
FMR LLC
##  4.950%, 02/01/33.............................   1,000   1,093,658
Ford Motor Credit Co. LLC
    4.375%, 08/06/23.............................   4,583   4,615,430

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
    3.664%, 09/08/24............................. $ 3,950 $ 3,786,644
GATX Corp.
    3.250%, 03/30/25.............................   2,820   2,652,601
    3.250%, 09/15/26.............................   2,200   2,034,035
General Dynamics Corp.
    2.125%, 08/15/26.............................   6,500   5,780,312
General Electric Co.
    6.750%, 03/15/32.............................  21,373  26,207,404
General Mills, Inc.
#   4.200%, 04/17/28.............................   3,000   2,953,322
General Motors Financial Co., Inc.
    5.250%, 03/01/26.............................   7,000   7,277,179
#   4.350%, 01/17/27.............................   3,000   2,919,654
Georgia Power Co.
    3.250%, 04/01/26.............................   3,000   2,867,842
Georgia-Pacific LLC
#   7.750%, 11/15/29.............................   4,960   6,637,929
Gilead Sciences, Inc.
    3.650%, 03/01/26.............................   2,000   1,976,098
Goldman Sachs Group, Inc. (The)
    4.000%, 03/03/24.............................   6,346   6,367,073
    3.750%, 05/22/25.............................   2,000   1,953,450
    3.750%, 02/25/26.............................   1,100   1,064,907
Halliburton Co.
#   3.800%, 11/15/25.............................   4,124   4,092,045
Harley-Davidson, Inc.
#   3.500%, 07/28/25.............................   5,980   5,809,222
Hasbro, Inc.
    3.500%, 09/15/27.............................   2,820   2,595,590
Hewlett Packard Enterprise Co.
#   4.900%, 10/15/25.............................   8,542   8,776,163
Home Depot, Inc. (The)
    3.350%, 09/15/25.............................   1,403   1,382,824
Honeywell International, Inc.
    2.500%, 11/01/26.............................   1,000     914,701
HSBC Holdings P.L.C.
#   4.300%, 03/08/26.............................   4,000   4,055,780
HSBC USA, Inc.
    3.500%, 06/23/24.............................   5,760   5,667,377
Humana, Inc.
    3.850%, 10/01/24.............................   4,074   4,073,071
ING Groep NV
#   3.950%, 03/29/27.............................   6,550   6,434,934
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24.............................   4,280   4,224,375
Inter-American Development Bank
    6.750%, 07/15/27.............................   1,058   1,314,802
Intercontinental Exchange, Inc.
#   3.750%, 12/01/25.............................   5,750   5,757,935
International Business Machines Corp.
#   3.300%, 01/27/27.............................   3,191   3,098,214
International Paper Co.
    3.650%, 06/15/24.............................   1,058   1,040,809
    3.800%, 01/15/26.............................     578     562,897

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24............................. $ 2,151 $ 2,163,114
Intesa Sanpaolo SpA
#   5.250%, 01/12/24.............................   3,526   3,680,181
##  3.875%, 07/14/27.............................   7,500   7,037,759
ITC Holdings Corp.
    3.650%, 06/15/24.............................   4,288   4,227,916
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................   2,000   2,071,085
Jefferies Group LLC / Jefferies Group Capital
 Finance, Inc.
    4.850%, 01/15/27.............................   3,000   2,991,657
JM Smucker Co. (The)
#   3.500%, 03/15/25.............................   5,000   4,855,005
Johnson & Johnson
    2.450%, 03/01/26.............................  14,500  13,460,907
    2.900%, 01/15/28.............................   3,000   2,838,460
    6.950%, 09/01/29.............................   1,000   1,304,875
Johnson Controls International P.L.C.
    3.625%, 07/02/24.............................     541     535,079
JPMorgan Chase & Co.
    3.900%, 07/15/25.............................   4,820   4,789,889
Juniper Networks, Inc.
    4.500%, 03/15/24.............................   2,327   2,364,528
Kellogg Co.
    3.250%, 04/01/26.............................   6,741   6,353,053
    7.450%, 04/01/31.............................     300     380,858
KeyBank NA
#   3.300%, 06/01/25.............................   2,000   1,938,565
Kohl's Corp.
    4.750%, 12/15/23.............................     781     804,399
Koninklijke KPN NV
    8.375%, 10/01/30.............................   4,000   5,350,467
Kraft Heinz Foods Co.
#   3.950%, 07/15/25.............................   8,000   7,868,340
Kroger Co. (The)
#   7.500%, 04/01/31.............................   7,725   9,635,937
L3 Technologies, Inc.
    3.950%, 05/28/24.............................   1,361   1,355,550
Laboratory Corp. of America Holdings
    3.600%, 09/01/27.............................   3,100   2,958,412
Legg Mason, Inc.
    3.950%, 07/15/24.............................   2,609   2,577,066
    4.750%, 03/15/26.............................   3,205   3,300,308
Lincoln National Corp.
    3.350%, 03/09/25.............................   8,425   8,124,614
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27.............................   5,000   4,778,177
#   4.375%, 03/22/28.............................   4,000   3,975,710
Lockheed Martin Corp.
    2.900%, 03/01/25.............................   2,468   2,341,814
Loews Corp.
#   3.750%, 04/01/26.............................   5,500   5,456,166

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
Lowe's Cos., Inc.
#     3.375%, 09/15/25............................. $ 3,551 $ 3,489,360
LYB International Finance II BV
#     3.500%, 03/02/27.............................   2,000   1,888,706
Macquarie Bank, Ltd.
## #  3.900%, 01/15/26.............................   5,000   4,954,992
Manufacturers & Traders Trust Co.
      2.900%, 02/06/25.............................   6,527   6,239,667
Marathon Petroleum Corp.
      3.625%, 09/15/24.............................   4,513   4,431,867
Marriott International, Inc.
      4.000%, 04/15/28.............................   2,000   1,954,304
Marsh & McLennan Cos., Inc.
      3.500%, 06/03/24.............................   1,000     984,634
      3.500%, 03/10/25.............................   1,500   1,468,468
Maxim Integrated Products, Inc.
      3.450%, 06/15/27.............................   2,950   2,826,847
McDonald's Corp.
#     3.700%, 01/30/26.............................   9,000   8,974,304
McKesson Corp.
      3.796%, 03/15/24.............................     201     199,513
Mead Johnson Nutrition Co.
#     4.125%, 11/15/25.............................   4,200   4,265,940
Medtronic, Inc.
      3.500%, 03/15/25.............................   1,000     989,072
Merck Sharp & Dohme Corp.
      6.400%, 03/01/28.............................   6,591   7,997,579
Microsoft Corp.
      2.700%, 02/12/25.............................   1,058   1,012,424
      2.400%, 08/08/26.............................  10,000   9,182,384
      3.300%, 02/06/27.............................  22,100  21,621,217
Mitsubishi UFJ Financial Group, Inc.
#     3.850%, 03/01/26.............................   4,000   3,977,111
#     3.677%, 02/22/27.............................   2,000   1,962,593
Molson Coors Brewing Co.
      3.000%, 07/15/26.............................   2,000   1,830,913
Monsanto Co.
#     3.375%, 07/15/24.............................     897     870,027
      5.500%, 08/15/25.............................   3,984   4,308,059
Morgan Stanley
      3.875%, 01/27/26.............................   3,000   2,953,947
      3.625%, 01/20/27.............................   6,000   5,780,634
Mosaic Co. (The)
#     4.250%, 11/15/23.............................   1,939   1,942,211
#     4.050%, 11/15/27.............................   4,000   3,776,793
Motorola Solutions, Inc.
#     3.500%, 03/01/23.............................   1,763   1,724,869
MPLX L.P.
      4.125%, 03/01/27.............................   5,000   4,873,508
MUFG Bank, Ltd.
      3.250%, 09/08/24.............................   1,763   1,714,864
Mylan NV
      3.950%, 06/15/26.............................   7,000   6,644,082
Mylan, Inc.
      4.200%, 11/29/23.............................   2,468   2,470,542

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
Nasdaq, Inc.
      4.250%, 06/01/24............................. $ 1,551 $ 1,563,609
National Australia Bank, Ltd.
##    3.500%, 01/10/27.............................  14,790  14,346,493
National Oilwell Varco, Inc.
      2.600%, 12/01/22.............................   6,068   5,781,200
Nationwide Building Society
##    3.900%, 07/21/25.............................   7,000   7,000,861
NextEra Energy Capital Holdings, Inc.
      3.550%, 05/01/27.............................   2,000   1,919,444
NIKE, Inc.
      2.375%, 11/01/26.............................  13,135  11,988,111
Noble Energy, Inc.
      3.900%, 11/15/24.............................   1,426   1,415,725
#     3.850%, 01/15/28.............................   2,000   1,925,910
Nordstrom, Inc.
#     4.000%, 03/15/27.............................   4,412   4,230,770
#     6.950%, 03/15/28.............................     282     314,366
Norfolk Southern Corp.
      5.640%, 05/17/29.............................   2,048   2,287,217
Novartis Capital Corp.
      3.100%, 05/17/27.............................  24,278  23,243,764
Nutrien, Ltd.
      3.000%, 04/01/25.............................   1,500   1,400,468
Nuveen Finance LLC
##    4.125%, 11/01/24.............................   5,360   5,374,465
O'Reilly Automotive, Inc.
      3.600%, 09/01/27.............................   3,900   3,700,065
Occidental Petroleum Corp.
      3.400%, 04/15/26.............................   5,280   5,160,248
Omnicom Group, Inc. / Omnicom Capital, Inc.
      3.650%, 11/01/24.............................     705     690,952
ONEOK, Inc.
      4.000%, 07/13/27.............................   3,915   3,800,486
Oracle Corp.
      2.650%, 07/15/26.............................   3,000   2,775,276
#     3.250%, 11/15/27.............................  22,400  21,495,081
#     3.250%, 05/15/30.............................   7,966   7,509,086
Pacific Gas & Electric Co.
      3.500%, 06/15/25.............................   2,362   2,273,092
Parker-Hannifin Corp.
      3.300%, 11/21/24.............................   3,356   3,319,692
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##    3.400%, 11/15/26.............................   4,000   3,749,704
PepsiCo, Inc.
      3.500%, 07/17/25.............................   4,721   4,703,659
Pernod Ricard SA
## #  3.250%, 06/08/26.............................   3,000   2,870,987
Perrigo Finance Unlimited Co.
      3.900%, 12/15/24.............................   6,115   5,996,781
#     4.375%, 03/15/26.............................   3,000   2,980,166
Pfizer, Inc.
#     2.750%, 06/03/26.............................  13,770  12,924,680
      3.000%, 12/15/26.............................  11,817  11,305,986

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
Philip Morris International, Inc.
      3.250%, 11/10/24............................. $ 2,179 $ 2,114,721
Phillips 66 Partners L.P.
      3.550%, 10/01/26.............................   4,550   4,290,560
PNC Bank NA
      3.300%, 10/30/24.............................   1,763   1,722,978
      2.950%, 02/23/25.............................   4,407   4,193,084
Precision Castparts Corp.
#     3.250%, 06/15/25.............................   1,000     977,317
Principal Financial Group, Inc.
      3.400%, 05/15/25.............................   1,177   1,142,502
      3.100%, 11/15/26.............................     300     281,052
Procter & Gamble Co. (The)
#     2.850%, 08/11/27.............................  15,000  14,141,295
Province of Quebec Canada
      7.500%, 09/15/29.............................   2,000   2,727,396
PSEG Power LLC
      4.300%, 11/15/23.............................   2,122   2,157,551
QUALCOMM, Inc.
#     3.450%, 05/20/25.............................   7,026   6,723,549
Quest Diagnostics, Inc.
#     3.500%, 03/30/25.............................     582     566,367
Reinsurance Group of America, Inc.
      4.700%, 09/15/23.............................   2,115   2,176,011
      3.950%, 09/15/26.............................   4,358   4,277,470
Rio Tinto Finance USA, Ltd.
      7.125%, 07/15/28.............................     865   1,094,823
Roche Holdings, Inc.
##    2.625%, 05/15/26.............................  13,132  12,214,271
## #  2.375%, 01/28/27.............................   7,900   7,156,852
Rockwell Automation, Inc.
      2.875%, 03/01/25.............................     705     671,267
Rolls-Royce P.L.C.
##    3.625%, 10/14/25.............................   4,000   3,953,078
Royal Bank of Scotland Group P.L.C.
#     4.800%, 04/05/26.............................   1,000   1,018,965
Royal Caribbean Cruises, Ltd.
      7.500%, 10/15/27.............................   2,560   3,125,193
      3.700%, 03/15/28.............................     296     278,898
Santander Holdings USA, Inc.
      4.500%, 07/17/25.............................   9,000   9,059,982
#     4.400%, 07/13/27.............................   2,000   1,957,264
Sempra Energy
      3.550%, 06/15/24.............................   3,596   3,538,271
      3.750%, 11/15/25.............................   1,000     983,870
Shell International Finance BV
#     2.500%, 09/12/26.............................  15,600  14,432,653
Shell International Finance BV
#     2.875%, 05/10/26.............................  19,051  18,102,465
Sherwin-Williams Co. (The)
      3.450%, 08/01/25.............................   5,503   5,334,035
      3.950%, 01/15/26.............................   2,200   2,199,921
Siemens Financieringsmaatschappij NV
##    6.125%, 08/17/26.............................   2,080   2,422,767

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
Solvay Finance America LLC
##    4.450%, 12/03/25............................. $ 3,000 $ 3,069,796
Southern California Edison Co.
      6.650%, 04/01/29.............................     525     633,843
Southern Power Co.
      4.150%, 12/01/25.............................   2,000   2,021,206
Southwest Airlines Co.
      3.000%, 11/15/26.............................   2,000   1,875,600
Spectra Energy Partners L.P.
      4.750%, 03/15/24.............................   2,563   2,628,148
StanCorp Financial Group, Inc.
      5.000%, 08/15/22.............................   1,763   1,844,905
Standard Chartered P.L.C.
##    4.050%, 04/12/26.............................   1,962   1,913,478
State Street Corp.
      3.300%, 12/16/24.............................   7,551   7,425,236
Statoil ASA
## #  6.500%, 12/01/28.............................   5,000   6,069,628
Stryker Corp.
      3.375%, 05/15/24.............................     282     278,092
      3.375%, 11/01/25.............................   6,000   5,865,504
Sumitomo Mitsui Financial Group, Inc.
      3.784%, 03/09/26.............................   4,000   3,958,653
#     3.544%, 01/17/28.............................   6,000   5,808,497
Suncor Energy, Inc.
      3.600%, 12/01/24.............................   4,007   3,949,921
Sysco Corp.
      3.750%, 10/01/25.............................     700     695,742
      3.300%, 07/15/26.............................  12,345  11,787,853
Tapestry, Inc.
#     4.250%, 04/01/25.............................   8,534   8,383,370
Target Corp.
#     2.500%, 04/15/26.............................   9,730   8,876,535
TD Ameritrade Holding Corp.
      3.625%, 04/01/25.............................   3,526   3,510,380
TechnipFMC P.L.C.
##    3.450%, 10/01/22.............................   1,741   1,690,849
Telefonica Europe BV
      8.250%, 09/15/30.............................   7,275   9,712,179
Thomson Reuters Corp.
      4.300%, 11/23/23.............................   2,820   2,855,193
      3.850%, 09/29/24.............................     365     357,781
Time Warner, Inc.
      3.550%, 06/01/24.............................   2,468   2,411,216
      3.600%, 07/15/25.............................   3,500   3,380,362
      3.800%, 02/15/27.............................   2,000   1,933,276
TJX Cos., Inc. (The)
      2.250%, 09/15/26.............................   1,975   1,759,260
Total System Services, Inc.
      4.800%, 04/01/26.............................   5,970   6,202,916
Toyota Motor Credit Corp.
      3.200%, 01/11/27.............................  20,213  19,515,517
      3.050%, 01/11/28.............................  14,430  13,691,991
Travelers Property Casualty Corp.
      6.375%, 03/15/33.............................     375     465,455

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
UBS Group Funding Switzerland AG
##  4.125%, 09/24/25............................. $9,500 $ 9,444,137
UniCredit SpA
##  4.625%, 04/12/27.............................  1,000     999,063
Union Pacific Corp.
    3.250%, 01/15/25.............................  8,761   8,586,761
United Technologies Corp.
    7.500%, 09/15/29.............................  5,114   6,551,888
UnitedHealth Group, Inc.
#   3.750%, 07/15/25.............................  5,333   5,327,298
Unum Group
    4.000%, 03/15/24.............................    705     706,902
    3.875%, 11/05/25.............................  9,000   8,728,714
Valero Energy Corp.
    7.500%, 04/15/32.............................  1,500   1,935,227
Verizon Communications, Inc.
#   3.500%, 11/01/24.............................  3,500   3,436,988
#   3.376%, 02/15/25.............................  4,916   4,772,220
#   4.125%, 03/16/27.............................  3,200   3,192,837
Viacom, Inc.
    4.250%, 09/01/23.............................    353     354,843
#   3.875%, 04/01/24.............................  3,711   3,632,927
Visa, Inc.
    3.150%, 12/14/25.............................  2,250   2,191,957
Vodafone Group P.L.C.
    7.875%, 02/15/30.............................  8,125  10,358,676
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26.............................  9,000   8,434,371
Walt Disney Co. (The)
#   3.150%, 09/17/25.............................  3,526   3,456,740
WEC Energy Group, Inc.
    3.550%, 06/15/25.............................  6,200   6,085,004
Wells Fargo & Co.
    3.000%, 02/19/25.............................  3,526   3,309,833
    3.000%, 04/22/26.............................  5,000   4,613,000
Westpac Banking Corp.
    2.850%, 05/13/26.............................  1,500   1,389,641

                                                       FACE
                                                      AMOUNT        VALUE+
                                                      ------        ------
                                                      (000)
      2.700%, 08/19/26............................. $    10,595 $    9,692,257
      3.350%, 03/08/27.............................       7,000      6,694,262
WestRock MWV LLC
      8.200%, 01/15/30.............................       4,885      6,542,351
      7.950%, 02/15/31.............................       3,112      4,128,952
Whirlpool Corp.
      3.700%, 05/01/25.............................       2,468      2,430,621
Williams Partners L.P.
      4.000%, 09/15/25.............................       3,000      2,913,468
      3.750%, 06/15/27.............................       2,771      2,604,000
Wisconsin Electric Power Co.
      3.100%, 06/01/25.............................       1,763      1,704,031
Wyndham Worldwide Corp.
#     3.900%, 03/01/23.............................       3,904      3,698,402
Xerox Corp.
#     3.800%, 05/15/24.............................       2,276      2,204,936
Zimmer Biomet Holdings, Inc.
      3.550%, 04/01/25.............................       3,000      2,887,234
Zoetis, Inc.
      3.000%, 09/12/27.............................       1,500      1,386,472
                                                                --------------
TOTAL BONDS........................................              1,736,528,056
                                                                --------------

U.S. TREASURY OBLIGATIONS -- (1.0%)
U.S. Treasury Bonds
      5.375%, 02/15/31.............................      15,200     19,071,844
                                                                --------------
TOTAL INVESTMENT SECURITIES........................              1,825,315,340
                                                                --------------

                                                      SHARES
                                                      ------          -
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund...............  15,060,577    174,250,875
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,078,088,527)............................              $1,999,566,215
                                                                ==============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   69,715,440   --    $   69,715,440
  Bonds.........................   --     1,736,528,056   --     1,736,528,056
  U.S. Treasury Obligations.....   --        19,071,844   --        19,071,844
  Securities Lending Collateral.   --       174,250,875   --       174,250,875
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,999,566,215   --    $1,999,566,215
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         DFA TARGETED CREDIT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (92.6%)
AUSTRALIA -- (2.9%)
Australia & New Zealand Banking Group, Ltd.
    2.625%, 05/19/22.............................       1,000 $   969,868
BHP Billiton Finance USA, Ltd.
    2.875%, 02/24/22.............................         929     917,850
BHP Billiton Finance, Ltd.
    0.750%, 10/28/22............................. EUR   2,554   3,127,651
Commonwealth Bank of Australia
##  2.750%, 03/10/22.............................         991     966,423
FMG Resources August 2006 Pty, Ltd.
#   4.750%, 05/15/22.............................       1,300   1,288,950
Macquarie Group, Ltd.
##  6.000%, 01/14/20.............................       1,150   1,199,188
National Australia Bank, Ltd.
    2.800%, 01/10/22.............................       1,000     980,192
    2.500%, 05/22/22.............................       5,500   5,306,369
Origin Energy Finance, Ltd.
##  3.500%, 10/09/18.............................         835     835,585
Westpac Banking Corp.
    2.500%, 06/28/22.............................       2,500   2,406,991
                                                              -----------
TOTAL AUSTRALIA..................................              17,999,067
                                                              -----------

BELGIUM -- (0.6%)
Anheuser-Busch InBev SA
    0.875%, 03/17/22............................. EUR   3,272   4,039,261
                                                              -----------

CANADA -- (4.7%)
Bank of Montreal
#   1.900%, 08/27/21.............................       1,000     956,880
Bank of Nova Scotia (The)
    4.375%, 01/13/21.............................       1,300   1,339,662
    2.700%, 03/07/22.............................       2,000   1,948,805
    0.375%, 04/06/22............................. EUR   1,000   1,204,242
Canadian Imperial Bank of Commerce
    2.550%, 06/16/22.............................       2,000   1,930,743
    2.300%, 07/11/22............................. CAD   3,000   2,286,888
Canadian National Railway Co.
    2.850%, 12/15/21.............................         565     560,363
Canadian Natural Resources, Ltd.
    3.450%, 11/15/21.............................       2,800   2,800,700
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................         800     824,400
    3.000%, 08/15/22.............................         800     765,812
Enbridge, Inc.
    2.900%, 07/15/22.............................       2,167   2,092,126
    3.190%, 12/05/22............................. CAD   1,000     774,859

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
CANADA -- (Continued)
Goldcorp, Inc.
      3.625%, 06/09/21.............................       1,700 $ 1,700,252
Husky Energy, Inc.
      7.250%, 12/15/19.............................         925     982,012
Kinross Gold Corp.
#     5.125%, 09/01/21.............................       1,250   1,280,050
Province of Ontario Canada
      2.250%, 05/18/22.............................       1,000     965,571
Rogers Communications, Inc.
      4.000%, 06/06/22............................. CAD   2,500   2,026,909
Teck Resources, Ltd.
      4.750%, 01/15/22.............................       1,000   1,014,380
      3.750%, 02/01/23.............................       1,000     968,750
Toronto-Dominion Bank (The)
      2.125%, 04/07/21.............................       1,000     970,561
#     1.800%, 07/13/21.............................       1,000     956,930
Videotron, Ltd.
#     5.000%, 07/15/22.............................       1,350   1,378,687
                                                                -----------
TOTAL CANADA.......................................              29,729,582
                                                                -----------

DENMARK -- (0.5%)
AP Moeller - Maersk A.S.
##    2.875%, 09/28/20.............................       1,000     987,060
Danske Bank A.S.
##    2.750%, 09/17/20.............................       1,500   1,482,160
##    2.800%, 03/10/21.............................         700     690,367
                                                                -----------
TOTAL DENMARK......................................               3,159,587
                                                                -----------

FINLAND -- (0.3%)
Nokia Oyj
      3.375%, 06/12/22.............................       1,728   1,668,384
                                                                -----------

FRANCE -- (3.7%)
Air Liquide Finance SA
      0.500%, 06/13/22............................. EUR   3,700   4,505,195
BNP Paribas SA
      5.000%, 01/15/21.............................         531     556,955
      0.500%, 06/01/22............................. EUR   2,800   3,398,348
BPCE SA
#     2.650%, 02/03/21.............................         700     687,261
      2.750%, 12/02/21.............................       1,000     976,078
      1.125%, 12/14/22............................. EUR   1,200   1,491,802
Danone SA
## #  2.077%, 11/02/21.............................       2,770   2,651,666
Electricite de France SA
      3.875%, 01/18/22............................. EUR   1,200   1,640,412
Orange SA
      5.375%, 07/08/19.............................         200     205,558
#     4.125%, 09/14/21.............................         900     926,390
Pernod Ricard SA
##    5.750%, 04/07/21.............................       2,000   2,131,700

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
FRANCE -- (Continued)
Societe Generale SA
##    2.625%, 09/16/20.............................       1,000 $   985,821
##    2.500%, 04/08/21.............................       1,000     974,805
      4.250%, 07/13/22............................. EUR   1,500   2,101,354
                                                                -----------
TOTAL FRANCE.......................................              23,233,345
                                                                -----------

GERMANY -- (4.1%)
BMW Finance NV
      1.250%, 09/05/22............................. EUR     600     751,658
BMW US Capital LLC
## #  2.000%, 04/11/21.............................       2,335   2,251,399
      0.625%, 04/20/22............................. EUR     750     917,231
Daimler Canada Finance, Inc.
      2.230%, 12/16/21............................. CAD   2,000   1,521,212
Daimler Finance North America LLC
##    2.850%, 01/06/22.............................       2,500   2,442,950
Deutsche Bank AG
      2.950%, 08/20/20.............................       1,000     984,050
      3.125%, 01/13/21.............................         500     490,917
      1.500%, 01/20/22............................. EUR   1,700   2,086,203
Deutsche Telekom International Finance BV
##    1.950%, 09/19/21.............................       1,500   1,432,554
      4.250%, 07/13/22............................. EUR     800   1,122,565
EMD Finance LLC
##    2.950%, 03/19/22.............................       3,288   3,219,906
Siemens Financieringsmaatschappij NV
##    1.700%, 09/15/21.............................       1,000     953,050
      2.900%, 05/27/22.............................       1,500   1,474,339
T-Mobile USA, Inc.
#     4.000%, 04/15/22.............................       1,239   1,238,226
Volkswagen Leasing GmbH
      2.125%, 04/04/22............................. EUR     900   1,151,583
      2.375%, 09/06/22............................. EUR   1,800   2,326,302
ZF North America Capital, Inc.
##    4.500%, 04/29/22.............................       1,099   1,121,530
                                                                -----------
TOTAL GERMANY......................................              25,485,675
                                                                -----------

IRELAND -- (1.8%)
Allergan Finance LLC
      3.250%, 10/01/22.............................       1,000     968,469
Allergan Funding SCS
      3.450%, 03/15/22.............................       3,000   2,949,080
Eaton Corp.
      2.750%, 11/02/22.............................       1,500   1,452,659
Ireland Government Bond
      0.0%, 10/18/22............................... EUR   3,900   4,695,500
Perrigo Finance Unlimited Co.
      3.500%, 03/15/21.............................       1,180   1,175,314
                                                                -----------
TOTAL IRELAND......................................              11,241,022
                                                                -----------

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
ITALY -- (1.4%)
Enel Finance International NV
      5.000%, 09/14/22............................. EUR     622 $   899,775
Intesa Sanpaolo SpA
#     3.875%, 01/15/19.............................         475     477,684
      0.875%, 06/27/22............................. EUR   1,000   1,217,699
## #  3.125%, 07/14/22.............................       2,000   1,926,740
Italy Buoni Poliennali Del Tesoro
      1.200%, 04/01/22............................. EUR   2,820   3,516,448
      0.950%, 03/01/23............................. EUR     400     490,092
                                                                -----------
TOTAL ITALY........................................               8,528,438
                                                                -----------

JAPAN -- (4.3%)
Beam Suntory, Inc.
      1.750%, 06/15/18.............................         200     199,764
Daiwa Securities Group, Inc.
##    3.129%, 04/19/22.............................       1,500   1,468,765
Honda Canada Finance, Inc.
      2.268%, 07/15/22............................. CAD   5,500   4,185,346
Japan Bank for International Cooperation
      2.000%, 11/04/21.............................       2,000   1,926,110
Mizuho Financial Group, Inc.
##    2.632%, 04/12/21.............................         800     781,203
      2.953%, 02/28/22.............................       3,500   3,417,905
MUFG Bank, Ltd.
      0.875%, 03/11/22............................. EUR   2,068   2,539,166
Nissan Motor Acceptance Corp.
##    2.550%, 03/08/21.............................       1,100   1,076,413
##    2.650%, 07/13/22.............................       1,000     963,583
##    2.600%, 09/28/22.............................       1,000     959,377
SoftBank Group Corp.
##    4.500%, 04/15/20.............................       1,510   1,549,637
Sumitomo Mitsui Banking Corp.
      1.000%, 01/19/22............................. EUR   1,000   1,234,191
Sumitomo Mitsui Financial Group, Inc.
      2.058%, 07/14/21.............................       1,000     960,946
Toyota Motor Credit Corp.
      2.600%, 01/11/22.............................       5,776   5,653,460
                                                                -----------
TOTAL JAPAN........................................              26,915,866
                                                                -----------

LUXEMBOURG -- (0.2%)
ArcelorMittal
      5.125%, 06/01/20.............................       1,243   1,280,290
                                                                -----------

NETHERLANDS -- (1.5%)
Heineken NV
## #  3.400%, 04/01/22.............................       1,011   1,014,493
ING Bank NV
##    2.750%, 03/22/21.............................       1,500   1,479,486
      4.500%, 02/21/22............................. EUR   1,000   1,400,694

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
NETHERLANDS -- (Continued)
ING Groep NV
    0.750%, 03/09/22............................. EUR   1,600 $ 1,950,329
LyondellBasell Industries NV
#   6.000%, 11/15/21.............................       1,677   1,802,472
Mylan NV
    3.750%, 12/15/20.............................         885     887,710
Shell International Finance BV
#   1.875%, 05/10/21.............................       1,000     968,154
                                                              -----------
TOTAL NETHERLANDS................................               9,503,338
                                                              -----------

SPAIN -- (1.7%)
Banco Santander SA
    3.848%, 04/12/23.............................       3,000   2,976,136
Iberdrola Finance Ireland DAC
##  5.000%, 09/11/19.............................          99     101,420
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................         800     790,568
Santander UK Group Holdings P.L.C.
    2.875%, 08/05/21.............................       1,000     977,809
Santander UK P.L.C.
    2.375%, 03/16/20.............................         130     128,312
Spain Government Bond
    0.450%, 10/31/22............................. EUR   3,000   3,663,247
Telefonica Emisiones SAU
    5.134%, 04/27/20.............................         200     207,814
    5.462%, 02/16/21.............................       1,185   1,253,230
    2.242%, 05/27/22............................. EUR     400     518,157
                                                              -----------
TOTAL SPAIN......................................              10,616,693
                                                              -----------

SWEDEN -- (0.3%)
Telefonaktiebolaget LM Ericsson
#   4.125%, 05/15/22.............................       2,000   1,979,853
                                                              -----------

SWITZERLAND -- (0.6%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................         500     490,994
Credit Suisse AG
    3.000%, 10/29/21.............................       1,457   1,441,767
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22............................. EUR   1,600   1,974,493
                                                              -----------
TOTAL SWITZERLAND................................               3,907,254
                                                              -----------

UNITED KINGDOM -- (5.8%)
Anglo American Capital P.L.C.
##  4.125%, 04/15/21.............................         200     201,656
    3.500%, 03/28/22............................. EUR   1,800   2,401,633
##  3.750%, 04/10/22.............................       1,000     990,730

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED KINGDOM -- (Continued)
Aon P.L.C.
      2.800%, 03/15/21.............................       1,500 $ 1,472,655
AstraZeneca P.L.C.
      2.375%, 11/16/20.............................       2,250   2,212,498
      2.375%, 06/12/22.............................       1,500   1,437,493
BAE Systems Holdings, Inc.
##    2.850%, 12/15/20.............................       1,650   1,630,540
Barclays P.L.C.
      2.750%, 11/08/19.............................       1,000     993,117
      1.500%, 04/01/22............................. EUR   1,100   1,364,397
BAT International Finance P.L.C.
      3.625%, 11/09/21............................. EUR     700     938,350
      1.000%, 05/23/22............................. EUR   1,333   1,630,401
## #  3.250%, 06/07/22.............................       1,000     983,245
Baxalta, Inc.
      2.875%, 06/23/20.............................         400     395,848
BP Capital Markets P.L.C.
#     3.561%, 11/01/21.............................       2,000   2,025,684
      1.373%, 03/03/22............................. EUR   2,146   2,692,523
British Telecommunications P.L.C.
      0.500%, 06/23/22............................. EUR   3,100   3,737,105
CNH Industrial Capital LLC
      3.875%, 10/15/21.............................       1,000   1,002,580
#     4.375%, 04/05/22.............................         250     253,750
Coca-Cola European Partners P.L.C.
      0.750%, 02/24/22............................. EUR   1,846   2,258,837
Coca-Cola European Partners US LLC
      4.500%, 09/01/21.............................         270     278,646
GlaxoSmithKline Capital P.L.C.
#     2.850%, 05/08/22.............................       1,000     984,029
HSBC Holdings P.L.C.
      4.000%, 03/30/22.............................         700     714,018
Lloyds Banking Group P.L.C.
      3.100%, 07/06/21.............................       1,000     992,507
#     3.000%, 01/11/22.............................         600     588,503
Sky P.L.C.
##    2.625%, 09/16/19.............................         750     745,793
TechnipFMC P.L.C.
##    3.450%, 10/01/22.............................       1,000     971,194
Unilever NV
      0.500%, 02/03/22............................. EUR   1,125   1,370,415
Vodafone Group P.L.C.
      2.500%, 09/26/22.............................       1,000     953,118
                                                                -----------
TOTAL UNITED KINGDOM...............................              36,221,265
                                                                -----------

UNITED STATES -- (58.2%)
Abbott Laboratories
      4.125%, 05/27/20.............................   $   1,000   1,019,915

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
AbbVie, Inc.
#   2.900%, 11/06/22.............................       2,500 $2,433,086
Activision Blizzard, Inc.
    2.600%, 06/15/22.............................         600    579,119
Advance Auto Parts, Inc.
    5.750%, 05/01/20.............................         985  1,029,594
Aetna, Inc.
    4.125%, 06/01/21.............................         916    933,543
Agilent Technologies, Inc.
#   5.000%, 07/15/20.............................         435    452,257
Ally Financial, Inc.
    7.500%, 09/15/20.............................         500    541,250
#   4.125%, 02/13/22.............................         850    844,687
Altria Group, Inc.
    2.850%, 08/09/22.............................       2,000  1,948,217
Amazon.com, Inc.
#   3.300%, 12/05/21.............................       1,000  1,007,300
Ameren Corp.
    2.700%, 11/15/20.............................       1,525  1,504,019
American Express Co.
    2.500%, 08/01/22.............................       2,500  2,397,947
American Express Credit Corp.
#   2.250%, 05/05/21.............................       1,000    974,279
    0.625%, 11/22/21............................. EUR     700    853,579
American International Group, Inc.
    4.875%, 06/01/22.............................       1,750  1,830,138
AmerisourceBergen Corp.
    3.500%, 11/15/21.............................       1,257  1,259,426
Amgen, Inc.
    4.100%, 06/15/21.............................       1,000  1,023,058
    1.250%, 02/25/22............................. EUR   1,500  1,868,176
Andeavor Logistics L.P. / Tesoro Logistics
 Finance Corp.
    5.500%, 10/15/19.............................         500    514,350
Anixter, Inc.
    5.125%, 10/01/21.............................       1,175  1,204,375
Anthem, Inc.
    3.125%, 05/15/22.............................       3,000  2,933,173
Anthem, Inc.
    4.350%, 08/15/20.............................         200    205,123
Apache Corp.
    3.250%, 04/15/22.............................       2,359  2,327,685
    2.625%, 01/15/23.............................         500    475,007
Apple, Inc.
    2.300%, 05/11/22.............................         500    484,378
    2.100%, 09/12/22.............................       2,000  1,916,940
Arconic, Inc.
#   5.870%, 02/23/22.............................       1,200  1,249,500
Arrow Electronics, Inc.
    3.500%, 04/01/22.............................         700    687,540
Ashland LLC
#   4.750%, 08/15/22.............................       1,920  1,936,800

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
AT&T, Inc.
#   4.600%, 02/15/21.............................         600 $  618,352
    5.000%, 03/01/21.............................       1,200  1,255,306
    3.875%, 08/15/21.............................         300    304,914
    1.450%, 06/01/22............................. EUR     400    500,355
Autodesk, Inc.
    3.125%, 06/15/20.............................         750    747,165
AutoZone, Inc.
    2.500%, 04/15/21.............................       1,695  1,659,638
Avnet, Inc.
    4.875%, 12/01/22.............................       3,000  3,087,629
Baker Hughes a GE Co. LLC
    3.200%, 08/15/21.............................         309    309,535
Ball Corp.
    4.375%, 12/15/20.............................         500    508,125
    5.000%, 03/15/22.............................         750    777,187
Bank of America Corp.
#   2.625%, 10/19/20.............................         120    118,565
    5.700%, 01/24/22.............................       1,000  1,081,698
    3.228%, 06/22/22............................. CAD   1,000    785,677
    1.625%, 09/14/22............................. EUR   1,050  1,321,416
Bank of New York Mellon Corp. (The)
    2.450%, 11/27/20.............................         301    296,538
    2.600%, 02/07/22.............................       1,000    976,571
Baxter International, Inc.
    1.700%, 08/15/21.............................       1,500  1,422,971
BB&T Corp.
    2.750%, 04/01/22.............................       2,000  1,955,019
Becton Dickinson and Co.
#   3.125%, 11/08/21.............................       2,700  2,655,865
Bemis Co., Inc.
    4.500%, 10/15/21.............................         500    516,514
Best Buy Co., Inc.
#   5.500%, 03/15/21.............................       2,000  2,101,295
Biogen, Inc.
    3.625%, 09/15/22.............................       2,000  1,999,983
Booking Holdings, Inc.
    0.800%, 03/10/22............................. EUR   2,900  3,541,549
Boston Scientific Corp.
    3.375%, 05/15/22.............................       2,500  2,478,625
Burlington Northern Santa Fe LLC
    3.450%, 09/15/21.............................       1,000  1,005,277
CA, Inc.
    5.375%, 12/01/19.............................         700    724,931
Capital One Financial Corp.
#   4.750%, 07/15/21.............................       1,900  1,973,853
    3.200%, 01/30/23.............................       2,000  1,938,685
Carpenter Technology Corp.
    5.200%, 07/15/21.............................       1,420  1,462,832
Caterpillar Financial Services Corp.
    1.700%, 08/09/21.............................       1,000    955,262

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Caterpillar, Inc.
#   3.900%, 05/27/21.............................       1,000 $1,023,053
CBS Corp.
    3.375%, 03/01/22.............................       1,000    990,540
Celgene Corp.
    3.550%, 08/15/22.............................       2,371  2,352,849
Charles Schwab Corp. (The)
    4.450%, 07/22/20.............................         200    206,023
Chevron Corp.
    2.100%, 05/16/21.............................         657    640,813
    2.498%, 03/03/22.............................       1,000    979,099
Choice Hotels International, Inc.
    5.750%, 07/01/22.............................       1,350  1,427,625
Church & Dwight Co., Inc.
    2.875%, 10/01/22.............................       2,000  1,955,025
Cigna Corp.
    4.000%, 02/15/22.............................       2,400  2,434,781
CIT Group, Inc.
    5.375%, 05/15/20.............................         542    559,615
Citigroup, Inc.
    2.700%, 03/30/21.............................       1,100  1,082,371
    1.375%, 10/27/21............................. EUR     400    500,381
    3.390%, 11/18/21............................. CAD   2,000  1,583,457
Citizens Bank NA
#   2.550%, 05/13/21.............................       1,600  1,565,137
    2.650%, 05/26/22.............................       1,000    965,839
CMS Energy Corp.
    5.050%, 03/15/22.............................         500    525,578
CNA Financial Corp.
    5.875%, 08/15/20.............................         515    544,022
    5.750%, 08/15/21.............................         720    766,988
CNO Financial Group, Inc.
    4.500%, 05/30/20.............................       1,400  1,407,000
Comcast Corp.
    3.125%, 07/15/22.............................       1,000    992,883
Conagra Brands, Inc.
    3.200%, 01/25/23.............................       1,643  1,612,121
Consolidated Edison, Inc.
    2.000%, 05/15/21.............................       1,860  1,792,473
Constellation Brands, Inc.
    2.700%, 05/09/22.............................       2,475  2,389,138
Corning, Inc.
    4.250%, 08/15/20.............................       1,000  1,021,685
Cox Communications, Inc.
##  3.250%, 12/15/22.............................       2,192  2,137,093
CVS Health Corp.
    2.800%, 07/20/20.............................         500    496,917
    4.125%, 05/15/21.............................         800    816,993
    2.125%, 06/01/21.............................         500    482,406
    2.750%, 12/01/22.............................       1,000    960,418
DCP Midstream Operating L.P.
#   4.950%, 04/01/22.............................       1,200  1,218,000

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Dell, Inc.
    4.625%, 04/01/21.............................         500 $  505,625
DH Europe Finance SA
    1.700%, 01/04/22............................. EUR   1,600  2,025,475
Discovery Communications LLC
    5.625%, 08/15/19.............................         398    410,828
##  2.750%, 11/15/19.............................         575    571,665
##  2.800%, 06/15/20.............................         550    543,625
#   4.375%, 06/15/21.............................       2,176  2,219,970
Dominion Energy, Inc.
    4.450%, 03/15/21.............................         850    872,081
Dow Chemical Co. (The)
    4.250%, 11/15/20.............................       1,387  1,420,341
Dr Pepper Snapple Group, Inc.
    2.700%, 11/15/22.............................       1,000    950,810
DTE Energy Co.
    2.400%, 12/01/19.............................         700    690,451
Duke Energy Corp.
    2.400%, 08/15/22.............................       1,775  1,692,744
E*TRADE Financial Corp.
    2.950%, 08/24/22.............................       3,500  3,390,603
Eastman Chemical Co.
    4.500%, 01/15/21.............................          34     34,937
eBay, Inc.
#   2.875%, 08/01/21.............................       1,500  1,477,647
    2.600%, 07/15/22.............................         500    481,344
    2.750%, 01/30/23.............................         416    399,636
Ecolab, Inc.
    4.350%, 12/08/21.............................       1,224  1,269,831
    2.375%, 08/10/22.............................       1,175  1,131,530
Edgewell Personal Care Co.
#   4.700%, 05/24/22.............................         850    828,410
Edgewell Personal Care Co.
#   4.700%, 05/19/21.............................         900    891,090
Edison International
    2.400%, 09/15/22.............................       2,454  2,326,788
Electronic Arts, Inc.
    3.700%, 03/01/21.............................       1,962  1,982,498
EMC Corp.
    2.650%, 06/01/20.............................       1,000    974,261
Energy Transfer Partners L.P.
#   3.600%, 02/01/23.............................       2,500  2,429,636
Enterprise Products Operating LLC
#   5.250%, 01/31/20.............................         400    414,516
    2.850%, 04/15/21.............................       1,500  1,478,977
Eversource Energy
    2.500%, 03/15/21.............................         900    882,734
Exelon Corp.
    5.150%, 12/01/20.............................         300    310,405

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................         150 $  149,456
#   4.000%, 10/01/20.............................       1,000  1,013,975
#   3.400%, 03/15/22.............................       1,000    990,832
    4.250%, 06/15/22.............................         500    511,836
Express Scripts Holding Co.
#   3.300%, 02/25/21.............................       2,000  1,989,891
    3.900%, 02/15/22.............................         500    501,865
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.............................       2,000  1,928,220
Fifth Third Bancorp
    3.500%, 03/15/22.............................       2,000  1,998,284
Ford Credit Canada Co.
    2.766%, 06/22/22............................. CAD   2,500  1,896,783
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.............................         800    792,759
    3.336%, 03/18/21.............................       1,500  1,488,996
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................         500    495,573
Gap, Inc. (The)
#   5.950%, 04/12/21.............................       1,296  1,363,494
GATX Corp.
    2.500%, 07/30/19.............................         500    495,845
General Electric Co.
    0.375%, 05/17/22............................. EUR   3,000  3,601,280
#   2.700%, 10/09/22.............................       1,500  1,447,008
General Mills, Inc.
    3.150%, 12/15/21.............................         985    976,268
General Motors Financial Co., Inc.
#   3.200%, 07/06/21.............................       2,800  2,766,554
    3.450%, 01/14/22.............................         800    791,133
Gilead Sciences, Inc.
#   4.400%, 12/01/21.............................       2,005  2,080,927
Goldman Sachs Group, Inc. (The)
    5.375%, 03/15/20.............................         500    520,521
    2.625%, 04/25/21.............................       1,000    978,703
    5.250%, 07/27/21.............................         750    792,879
    5.750%, 01/24/22.............................         957  1,029,650
Graphic Packaging International LLC
    4.750%, 04/15/21.............................       1,210  1,222,100
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................         915    943,495
Harley-Davidson Financial Services, Inc.
##  2.550%, 06/09/22.............................       3,000  2,864,754
Harris Corp.
    2.700%, 04/27/20.............................       1,570  1,556,794
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................         400    423,773

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Hasbro, Inc.
    3.150%, 05/15/21.............................       1,384 $1,377,217
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................         236    237,680
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................       1,500  1,493,363
    2.300%, 01/14/22.............................         400    384,404
Huntington National Bank (The)
    2.400%, 04/01/20.............................         500    493,192
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................         400    414,065
International Business Machines Corp.
    0.500%, 09/07/21............................. EUR     700    854,683
JPMorgan Chase & Co.
    2.550%, 10/29/20.............................         400    394,195
    2.750%, 08/24/22............................. EUR   2,868  3,790,791
Kellogg Co.
    4.000%, 12/15/20.............................         800    816,821
    0.800%, 11/17/22............................. EUR   2,500  3,038,755
KeyBank NA
    2.300%, 09/14/22.............................         550    525,275
KeyCorp
    2.900%, 09/15/20.............................         700    695,030
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................       2,900  2,884,768
Kroger Co. (The)
    3.300%, 01/15/21.............................       1,167  1,167,836
    3.400%, 04/15/22.............................         975    968,036
#   2.800%, 08/01/22.............................       1,500  1,450,483
L Brands, Inc.
    5.625%, 02/15/22.............................       1,450  1,504,520
L3 Technologies, Inc.
    4.750%, 07/15/20.............................       1,000  1,034,086
    4.950%, 02/15/21.............................         164    170,054
Laboratory Corp. of America Holdings
    3.200%, 02/01/22.............................         900    887,644
Legg Mason, Inc.
    2.700%, 07/15/19.............................         823    818,520
Leidos Holdings, Inc.
    4.450%, 12/01/20.............................       1,100  1,102,750
Lennar Corp.
##  6.625%, 05/01/20.............................         600    630,000
##  8.375%, 01/15/21.............................         500    553,750
    4.125%, 01/15/22.............................       1,400  1,394,750
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................       2,400  2,495,504
##  4.950%, 05/01/22.............................         615    642,961
Lincoln National Corp.
    6.250%, 02/15/20.............................         300    315,442
    4.850%, 06/24/21.............................         880    919,154

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Lowe's Cos., Inc.
    3.750%, 04/15/21.............................       2,000 $2,039,495
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21.............................       1,500  1,489,652
Manufacturers & Traders Trust Co.
    2.500%, 05/18/22.............................       2,300  2,218,192
Marathon Petroleum Corp.
    3.400%, 12/15/20.............................       2,100  2,108,002
Marriott International, Inc.
    2.875%, 03/01/21.............................         800    791,938
Marsh & McLennan Cos., Inc.
    2.750%, 01/30/22.............................       2,260  2,203,062
Mattel, Inc.
    2.350%, 05/06/19.............................         800    784,000
#   2.350%, 08/15/21.............................       1,900  1,704,870
Mead Johnson Nutrition Co.
#   3.000%, 11/15/20.............................         919    916,620
Meritage Homes Corp.
    7.150%, 04/15/20.............................       1,300  1,378,000
MetLife, Inc.
#   4.750%, 02/08/21.............................       1,441  1,498,501
MGM Resorts International
#   7.750%, 03/15/22.............................       1,500  1,663,125
Molson Coors Brewing Co.
    2.100%, 07/15/21.............................       2,000  1,916,444
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21.............................       3,000  2,856,129
Morgan Stanley
    2.500%, 04/21/21.............................       1,000    976,958
    5.500%, 07/28/21.............................         200    212,500
    3.125%, 08/05/21............................. CAD   1,600  1,254,965
#   2.625%, 11/17/21.............................       1,500  1,459,859
Mosaic Co. (The)
    3.750%, 11/15/21.............................       2,000  1,995,246
Murphy Oil Corp.
    4.000%, 06/01/22.............................         500    488,750
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.............................       1,500  1,429,104
NetApp, Inc.
    3.375%, 06/15/21.............................       2,000  1,988,404
Newfield Exploration Co.
#   5.750%, 01/30/22.............................       1,900  1,995,000
Newmont Mining Corp.
    3.500%, 03/15/22.............................       1,000    994,961
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.............................       1,000  1,030,039
Noble Energy, Inc.
    4.150%, 12/15/21.............................       1,676  1,703,511
Nordstrom, Inc.
    4.750%, 05/01/20.............................       1,000  1,028,391
#   4.000%, 10/15/21.............................       1,000  1,011,998

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Northrop Grumman Corp.
    2.550%, 10/15/22.............................     3,000 $2,889,895
NuStar Logistics L.P.
    6.750%, 02/01/21.............................     1,083  1,123,612
NVIDIA Corp.
    2.200%, 09/16/21.............................       993    963,442
Occidental Petroleum Corp.
    3.125%, 02/15/22.............................       476    474,529
Omnicom Group, Inc.
    3.625%, 05/01/22.............................     1,400  1,400,920
ONEOK, Inc.
    4.250%, 02/01/22.............................     1,066  1,083,909
Oracle Corp.
#   2.500%, 05/15/22.............................     4,250  4,147,280
    2.500%, 10/15/22.............................     1,951  1,893,878
Pacific Gas & Electric Co.
    3.500%, 10/01/20.............................       500    501,062
    4.250%, 05/15/21.............................       797    813,565
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.375%, 02/01/22.............................     2,104  2,081,775
##  4.250%, 01/17/23.............................     1,209  1,233,569
Philip Morris International, Inc.
    2.375%, 08/17/22.............................     2,291  2,195,886
    2.500%, 08/22/22.............................     2,000  1,923,956
Phillips 66
    4.300%, 04/01/22.............................     1,500  1,552,202
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    2.850%, 01/31/23.............................     1,500  1,405,257
PNC Bank NA
    2.550%, 12/09/21.............................     1,000    973,968
PolyOne Corp.
#   5.250%, 03/15/23.............................     1,400  1,433,250
Procter & Gamble Co. (The)
    2.150%, 08/11/22.............................     1,500  1,444,559
Progress Energy, Inc.
    4.400%, 01/15/21.............................     1,100  1,126,025
PulteGroup, Inc.
#   4.250%, 03/01/21.............................     1,475  1,482,522
QEP Resources, Inc.
#   5.375%, 10/01/22.............................     1,500  1,500,000
QUALCOMM, Inc.
    3.000%, 05/20/22.............................     1,145  1,116,579
    2.600%, 01/30/23.............................     1,800  1,703,497
Quest Diagnostics, Inc.
    2.700%, 04/01/19.............................       200    199,993
Radian Group, Inc.
    7.000%, 03/15/21.............................     1,205  1,289,350
Regions Financial Corp.
    3.200%, 02/08/21.............................     1,300  1,294,155
    2.750%, 08/14/22.............................     1,000    964,018
Republic Services, Inc.
    3.550%, 06/01/22.............................     1,000  1,000,540
Reynolds American, Inc.
    6.875%, 05/01/20.............................       500    534,255

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Rockies Express Pipeline LLC
##    5.625%, 04/15/20.............................       1,100 $1,138,841
Rockwell Collins, Inc.
      2.800%, 03/15/22.............................       2,000  1,941,550
Roper Technologies, Inc.
      3.000%, 12/15/20.............................       1,200  1,192,976
      2.800%, 12/15/21.............................       1,000    977,352
Ryder System, Inc.
      3.450%, 11/15/21.............................         900    899,535
      3.400%, 03/01/23.............................       2,000  1,978,401
Santander Holdings USA, Inc.
      3.400%, 01/18/23.............................       1,000    968,621
SCANA Corp.
      6.250%, 04/01/20.............................         550    570,642
#     4.750%, 05/15/21.............................       1,000  1,012,990
Sealed Air Corp.
## #  6.500%, 12/01/20.............................       1,449  1,535,940
Sherwin-Williams Co. (The)
      2.750%, 06/01/22.............................       1,000    968,188
Southern Co. (The)
      2.750%, 06/15/20.............................         250    247,694
Southern Power Co.
      2.500%, 12/15/21.............................         898    870,877
      1.000%, 06/20/22............................. EUR     950  1,164,649
State Street Corp.
      1.950%, 05/19/21.............................         500    483,980
Stryker Corp.
      2.625%, 03/15/21.............................       2,086  2,057,568
SunTrust Bank
      2.450%, 08/01/22.............................       2,750  2,639,958
SunTrust Banks, Inc.
      2.900%, 03/03/21.............................         150    148,455
Symantec Corp.
#     4.200%, 09/15/20.............................       1,000  1,011,426
Target Corp.
#     2.900%, 01/15/22.............................       1,750  1,742,817
Thermo Fisher Scientific, Inc.
      4.500%, 03/01/21.............................         830    858,187
      2.150%, 07/21/22............................. EUR     500    643,599
Time Warner Cable LLC
      4.125%, 02/15/21.............................         100    100,854
Time Warner Cable, Inc.
      5.000%, 02/01/20.............................       1,100  1,128,936
Time Warner, Inc.
      2.100%, 06/01/19.............................         105    104,052
Toll Brothers Finance Corp.
      5.875%, 02/15/22.............................       1,100  1,163,250
Total System Services, Inc.
      3.800%, 04/01/21.............................         234    235,047
Travelers Cos., Inc. (The)
      3.900%, 11/01/20.............................         250    254,337
TRI Pointe Group, Inc.
      4.875%, 07/01/21.............................       1,100  1,111,000

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Tupperware Brands Corp.
      4.750%, 06/01/21.............................       1,700 $1,737,683
Tyson Foods, Inc.
      4.500%, 06/15/22.............................       1,000  1,034,391
United Continental Holdings, Inc.
      6.000%, 12/01/20.............................       1,000  1,049,800
      4.250%, 10/01/22.............................       1,000    974,000
UnitedHealth Group, Inc.
#     2.125%, 03/15/21.............................       1,200  1,167,764
#     2.875%, 12/15/21.............................         500    493,701
Unum Group
      3.000%, 05/15/21.............................       1,000    985,081
US Bancorp
#     2.625%, 01/24/22.............................       1,000    979,707
Verizon Communications, Inc.
#     3.450%, 03/15/21.............................         215    216,748
      3.500%, 11/01/21.............................         500    503,997
      2.375%, 02/17/22............................. EUR   2,500  3,241,976
VF Corp.
      3.500%, 09/01/21.............................       1,040  1,054,799
Viacom, Inc.
      2.750%, 12/15/19.............................         598    592,410
Walgreen Co.
      3.100%, 09/15/22.............................         500    488,308
Walgreens Boots Alliance, Inc.
#     3.300%, 11/18/21.............................       1,000    995,940
Waste Management, Inc.
      4.600%, 03/01/21.............................       1,288  1,334,535
Wells Fargo & Co.
      2.500%, 03/04/21.............................       2,000  1,958,914
      2.094%, 04/25/22............................. CAD   3,000  2,256,490
      1.500%, 09/12/22............................. EUR     750    937,819
Western Gas Partners L.P.
      2.600%, 08/15/18.............................         700    699,409
      5.375%, 06/01/21.............................         175    181,042
#     4.000%, 07/01/22.............................         800    792,593
Western Union Co. (The)
      5.253%, 04/01/20.............................       1,000  1,033,315
Whirlpool Corp.
      4.850%, 06/15/21.............................         436    454,196
Williams Cos., Inc. (The)
#     7.875%, 09/01/21.............................       1,200  1,332,000
Williams Partners L.P.
      4.000%, 11/15/21.............................       1,848  1,863,229
WR Berkley Corp.
      4.625%, 03/15/22.............................         975  1,007,145
WR Grace & Co.
## #  5.125%, 10/01/21.............................       1,300  1,335,477
Wyndham Worldwide Corp.
      4.250%, 03/01/22.............................       2,400  2,357,318
Xcel Energy, Inc.
      2.400%, 03/15/21.............................       2,000  1,955,442

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
UNITED STATES -- (Continued)
Xilinx, Inc.
    3.000%, 03/15/21.............................       989 $    979,524
Zimmer Biomet Holdings, Inc.
#   3.150%, 04/01/22.............................     1,345    1,319,647
                                                            ------------
TOTAL UNITED STATES..............................            363,975,237
                                                            ------------
TOTAL BONDS......................................            579,484,157
                                                            ------------
TOTAL INVESTMENT SECURITIES......................            579,484,157
                                                            ------------

                                                      SHARES      VALUE+
                                                      ------      ------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)  DFA Short Term Investment Fund...............   4,011,795 $ 46,416,474
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $635,998,157).............................              $625,900,631
                                                               ============

At April 30, 2018, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                    UNREALIZED
                                                                                     FOREIGN
                                                                                     EXCHANGE
                                                                   SETTLEMENT      APPRECIATION
CURRENCY PURCHASED CURRENCY SOLD         COUNTERPARTY                 DATE        (DEPRECIATION)
------------------ -------------- ---------------------------- ------------------ --------------
USD.. 81,205,537   EUR 65,869,316 State Street Bank and Trust       07/06/18        $1,265,173
USD..    711,421   CAD    905,439 Citibank, N.A.                    07/10/18             5,064
USD.. 18,314,931   CAD 23,072,765 Citibank, N.A.                    07/10/18           315,266
USD.. 19,506,809   EUR 15,900,883 State Street Bank and Trust       07/25/18           180,822
                                                                                    ----------
                                                               TOTAL APPRECIATION   $1,766,325
                                                                                    ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -----------------------------------------
                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                   ------- ------------ ------- ------------
    Bonds
      Australia...................   --    $ 17,999,067   --    $ 17,999,067
      Belgium.....................   --       4,039,261   --       4,039,261
      Canada......................   --      29,729,582   --      29,729,582
      Denmark.....................   --       3,159,587   --       3,159,587
      Finland.....................   --       1,668,384   --       1,668,384
      France......................   --      23,233,345   --      23,233,345
      Germany.....................   --      25,485,675   --      25,485,675
      Ireland.....................   --      11,241,022   --      11,241,022
      Italy.......................   --       8,528,438   --       8,528,438
      Japan.......................   --      26,915,866   --      26,915,866
      Luxembourg..................   --       1,280,290   --       1,280,290
      Netherlands.................   --       9,503,338   --       9,503,338
      Spain.......................   --      10,616,693   --      10,616,693
      Sweden......................   --       1,979,853   --       1,979,853
      Switzerland.................   --       3,907,254   --       3,907,254
      United Kingdom..............   --      36,221,265   --      36,221,265
      United States...............   --     363,975,237   --     363,975,237
    Securities Lending Collateral.   --      46,416,474   --      46,416,474
    Forward Currency Contracts**..   --       1,766,325   --       1,766,325
                                     --    ------------   --    ------------
    TOTAL.........................   --    $627,666,956   --    $627,666,956
                                     ==    ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (91.2%)
AUSTRALIA -- (3.7%)
Australia & New Zealand Banking Group, Ltd.
    0.750%, 09/29/26............................. EUR   3,000 $ 3,530,146
BHP Billiton Finance USA, Ltd.
    2.875%, 02/24/22.............................          13      12,844
BHP Billiton Finance, Ltd.
    3.250%, 09/24/27............................. EUR   1,800   2,563,357
Commonwealth Bank of Australia
    5.000%, 03/19/20.............................           9       9,301
##  2.850%, 05/18/26.............................         266     246,342
##  3.150%, 09/19/27.............................          10       9,383
Macquarie Bank, Ltd.
##  3.900%, 01/15/26.............................         289     286,399
National Australia Bank, Ltd.
    3.000%, 02/10/23............................. AUD   2,000   1,485,975
    0.625%, 09/18/24............................. EUR   4,000   4,752,871
##  3.500%, 01/10/27.............................         351     340,475
Westpac Banking Corp.
    4.875%, 11/19/19.............................         106     109,052
    0.625%, 11/22/24............................. EUR   1,000   1,186,137
    2.850%, 05/13/26.............................         104      96,348
    2.700%, 08/19/26.............................          23      21,040
    3.350%, 03/08/27.............................         319     305,067
                                                              -----------
TOTAL AUSTRALIA..................................              14,954,737
                                                              -----------

AUSTRIA -- (0.0%)
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.............................          23      22,984
                                                              -----------

BELGIUM -- (0.6%)
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.............................          58      55,823
    3.650%, 02/01/26.............................          35      34,171
Anheuser-Busch InBev SA
    2.700%, 03/31/26............................. EUR   1,000   1,348,439
    2.250%, 05/24/29............................. GBP     600     791,112
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21.............................           5       5,159
    2.500%, 07/15/22.............................          24      23,170
                                                              -----------
TOTAL BELGIUM....................................               2,257,874
                                                              -----------

CANADA -- (4.8%)
Alimentation Couche-Tard, Inc.
    1.875%, 05/06/26............................. EUR     700     863,592

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
CANADA -- (Continued)
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................          13 $   12,897
    4.375%, 01/13/21.............................          37     38,129
    2.620%, 12/02/26............................. CAD   2,000  1,502,675
British Columbia, Province of Canada
    6.500%, 01/15/26.............................          93    112,175
Canadian Natural Resources, Ltd.
    3.420%, 12/01/26............................. CAD   1,000    759,484
Canadian Pacific Railway Co.
    2.900%, 02/01/25                                      535    505,113
    3.700%, 02/01/26.............................          45     44,058
Cenovus Energy, Inc.
    3.000%, 08/15/22.............................         719    688,273
Enbridge, Inc.
    4.000%, 10/01/23.............................          34     34,005
    3.500%, 06/10/24.............................          15     14,497
Goldcorp, Inc.
    3.625%, 06/09/21.............................          46     46,007
Husky Energy, Inc.
    3.600%, 03/10/27............................. CAD   2,000  1,538,861
Manitoba, Province of Canada
    6.300%, 03/05/31............................. CAD   5,000  5,183,107
Nutrien, Ltd.
    3.625%, 03/15/24.............................         540    532,300
    3.000%, 04/01/25.............................          40     37,346
Ontario, Province of Canada
    2.400%, 06/02/26............................. CAD   4,000  3,009,619
Province of Manitoba Canada
    2.050%, 11/30/20.............................         131    128,152
Province of Ontario Canada
    1.650%, 09/27/19.............................           6      5,918
    3.150%, 06/02/22............................. CAD     233    186,160
    2.450%, 06/29/22.............................          13     12,630
Quebec, Province of Canada
    2.625%, 02/13/23.............................          52     50,769
Rogers Communications, Inc.
    3.000%, 03/15/23.............................          21     20,538
    4.100%, 10/01/23.............................          15     15,336
    4.000%, 03/13/24............................. CAD   2,000  1,618,786
Royal Bank of Canada
    2.200%, 07/27/18.............................          13     12,996
    2.350%, 10/30/20.............................          58     56,945
Suncor Energy, Inc.
    3.600%, 12/01/24.............................          87     85,761
Teck Resources, Ltd.
    4.750%, 01/15/22.............................         700    710,066
    3.750%, 02/01/23.............................         200    193,750

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
CANADA -- (Continued)
Thomson Reuters Corp.
    4.300%, 11/23/23.............................          60 $    60,749
    3.850%, 09/29/24.............................         256     250,936
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.............................          43      42,725
    2.125%, 04/07/21.............................         163     158,201
    1.994%, 03/23/22............................. CAD      58      43,947
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20.............................          15      15,230
    2.500%, 08/01/22.............................          38      36,554
Videotron, Ltd.
    5.000%, 07/15/22.............................         921     940,571
                                                              -----------
TOTAL CANADA.....................................              19,568,858
                                                              -----------

DENMARK -- (1.4%)
Denmark Government Bond
    0.500%, 11/15/27............................. DKK  18,000   2,895,830
Kommunekredit
    --%, 09/08/22................................ EUR     256     307,383
    2.900%, 11/27/26............................. AUD   3,500   2,530,337
                                                              -----------
TOTAL DENMARK....................................               5,733,550
                                                              -----------

FINLAND -- (0.2%)
Nokia Oyj
    4.375%, 06/12/27.............................       1,000     927,500
                                                              -----------

FRANCE -- (6.4%)
Agence Francaise de Developpement
    0.250%, 07/21/26............................. EUR     500     577,888
Air Liquide Finance SA
    1.000%, 03/08/27............................. EUR   1,100   1,324,089
BNP Paribas SA
    2.450%, 03/17/19.............................           7       6,995
    3.250%, 03/03/23.............................          22      21,823
    1.500%, 11/17/25............................. EUR   1,200   1,461,998
Credit Agricole SA
    2.375%, 05/20/24............................. EUR   1,000   1,317,556
Electricite de France SA
##  3.625%, 10/13/25.............................          40      39,426
    5.875%, 07/18/31............................. GBP   1,200   2,122,631
Orange SA
    0.875%, 02/03/27............................. EUR     500     585,763
    8.125%, 11/20/28............................. GBP     464     956,016
Pernod Ricard SA
    1.500%, 05/18/26............................. EUR     800     990,340
##  3.250%, 06/08/26.............................         173     165,560
Sanofi
    1.750%, 09/10/26............................. EUR   2,000   2,566,478
    0.500%, 01/13/27............................. EUR   2,300   2,654,726
SNCF Reseau
    5.250%, 12/07/28............................. GBP   3,350   5,960,161
Societe Generale SA
    1.125%, 01/23/25............................. EUR   1,200   1,430,019

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
FRANCE -- (Continued)
Total Capital International SA
    2.125%, 01/10/19.............................          10 $     9,964
    2.100%, 06/19/19.............................          26      25,848
    3.750%, 04/10/24.............................         112     113,231
    0.625%, 10/04/24............................. EUR   1,000   1,200,371
    2.500%, 03/25/26............................. EUR   2,000   2,699,623
                                                              -----------
TOTAL FRANCE.....................................              26,230,506
                                                              -----------

GERMANY -- (4.4%)
BMW U.S. Capital LLC
##  2.800%, 04/11/26.............................         194     180,903
##  3.300%, 04/06/27.............................          58      55,795
Daimler AG
    1.000%, 11/15/27............................. EUR   1,300   1,520,849
Daimler Finance North America LLC
    8.500%, 01/18/31.............................         104     148,232
Deutsche Bank AG
    2.500%, 02/13/19.............................          40      39,835
    2.950%, 08/20/20.............................           2       1,968
    3.125%, 01/13/21.............................          23      22,582
    3.700%, 05/30/24.............................         113     107,682
    1.125%, 03/17/25............................. EUR   1,900   2,207,944
Deutsche Telekom International Finance BV
    1.125%, 05/22/26............................. EUR   1,000   1,197,108
EMD Finance LLC
##  2.950%, 03/19/22.............................          60      58,757
Kreditanstalt fuer Wiederaufbau
    1.875%, 04/01/19.............................           9       8,955
    2.050%, 02/16/26............................. JPY 789,000   8,383,854
NRW Bank
    1.875%, 07/01/19.............................          24      23,792
T-Mobile USA, Inc.
    4.000%, 04/15/22.............................         800     799,500
Volkswagen International Finance NV
    1.875%, 03/30/27............................. EUR   2,000   2,454,736
ZF North America Capital, Inc.
##  4.500%, 04/29/22.............................         870     887,835
                                                              -----------
TOTAL GERMANY....................................              18,100,327
                                                              -----------

IRELAND -- (0.3%)
Allergan Finance LLC
    3.250%, 10/01/22.............................          88      85,225
Allergan Funding SCS
    3.450%, 03/15/22.............................         150     147,454
    3.800%, 03/15/25.............................         529     507,069
Eaton Corp.
    2.750%, 11/02/22.............................          34      32,927
Johnson Controls International P.L.C.
    3.625%, 07/02/24.............................          11      10,880

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
IRELAND -- (Continued)
Medtronic, Inc.
    3.125%, 03/15/22.............................          13 $   12,943
    3.500%, 03/15/25.............................          23     22,749
Perrigo Finance Unlimited Co.
    4.375%, 03/15/26.............................         500    496,694
                                                              ----------
TOTAL IRELAND....................................              1,315,941
                                                              ----------

ITALY -- (1.2%)
Enel Finance International NV
    1.375%, 06/01/26............................. EUR   1,000  1,213,382
Eni SpA
    1.500%, 01/17/27............................. EUR   1,000  1,216,635
Italy Buoni Poliennali Del Tesoro
    1.250%, 12/01/26............................. EUR   2,100  2,477,723
                                                              ----------
TOTAL ITALY......................................              4,907,740
                                                              ----------

JAPAN -- (0.2%)
American Honda Finance Corp.
    2.300%, 09/09/26.............................         130    118,650
Beam Suntory, Inc.
    1.750%, 06/15/18.............................          23     22,973
    3.250%, 06/15/23.............................          47     45,498
Mitsubishi UFJ Financial Group, Inc.
    3.677%, 02/22/27.............................          35     34,345
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.............................          64     63,766
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20.............................          20     19,663
Nomura Holdings, Inc.
    6.700%, 03/04/20.............................          16     16,941
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................          23     22,782
    3.784%, 03/09/26.............................          58     57,400
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD      58     43,897
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................          10      9,979
    3.300%, 01/12/22.............................          30     30,068
    2.625%, 01/10/23.............................          75     72,717
    3.200%, 01/11/27.............................         315    304,130
                                                              ----------
TOTAL JAPAN......................................                862,809
                                                              ----------

LUXEMBOURG -- (0.4%)
DH Europe Finance SA
    1.200%, 06/30/27............................. EUR   1,300  1,547,840
                                                              ----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
NETHERLANDS -- (6.6%)
Ahold Finance USA LLC
    6.875%, 05/01/29.............................           8 $     9,481
Bank Nederlandse Gemeenten NV
    2.500%, 01/23/23.............................          74      72,157
BMW Finance NV
    1.125%, 01/10/28............................. EUR     750     892,947
Cooperatieve Rabobank UA
    3.875%, 02/08/22.............................          83      84,337
    2.375%, 05/22/23............................. EUR   2,300   3,030,166
    1.250%, 03/23/26............................. EUR   2,500   3,064,997
E.ON International Finance BV
    6.375%, 06/07/32............................. GBP   1,150   2,171,206
Heineken NV
##  2.750%, 04/01/23.............................          26      25,137
    1.375%, 01/29/27............................. EUR   1,200   1,464,456
Iberdrola International BV
    0.375%, 09/15/25............................. EUR   1,400   1,606,655
ING Groep NV
    1.375%, 01/11/28............................. EUR   2,100   2,484,700
Koninklijke KPN NV
    5.750%, 09/17/29............................. GBP   1,500   2,561,993
LYB International Finance II BV
    3.500%, 03/02/27.............................          35      33,052
LyondellBasell Industries NV
    5.750%, 04/15/24.............................         500     541,844
Mylan NV
    2.250%, 11/22/24............................. EUR   1,000   1,244,247
    3.950%, 06/15/26.............................         173     164,204
Mylan, Inc.
    4.200%, 11/29/23.............................          52      52,054
Sensata Technologies BV
##  5.000%, 10/01/25.............................         500     498,750
Shell International Finance BV
    2.500%, 09/12/26.............................         131     121,197
Shell International Finance BV
    2.250%, 11/10/20.............................          54      53,231
    3.400%, 08/12/23.............................         123     123,357
    3.250%, 05/11/25.............................         334     328,274
    2.875%, 05/10/26.............................         348     330,673
    1.625%, 01/20/27............................. EUR   4,708   5,950,267
                                                              -----------
TOTAL NETHERLANDS................................              26,909,382
                                                              -----------

NORWAY -- (0.1%)
Statoil ASA
    1.150%, 05/15/18.............................          16      15,994
    2.450%, 01/17/23.............................         102      98,062
    2.650%, 01/15/24.............................          81      77,754
                                                              -----------
TOTAL NORWAY.....................................                 191,810
                                                              -----------

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SPAIN -- (0.6%)
Santander Holdings USA, Inc.
    4.500%, 07/17/25.............................         206 $   207,373
Santander UK P.L.C.
    2.375%, 03/16/20.............................           4       3,948
    4.000%, 03/13/24.............................         103     103,914
Telefonica Emisiones SAU
    5.462%, 02/16/21.............................          10      10,576
    1.715%, 01/12/28............................. EUR   1,200   1,448,540
Telefonica Europe BV
    8.250%, 09/15/30.............................         500     667,504
                                                              -----------
TOTAL SPAIN......................................               2,441,855
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.5%)
Asian Development Bank
    1.750%, 09/11/18.............................          10       9,984
    1.875%, 04/12/19.............................          24      23,874
    2.350%, 06/21/27............................. JPY 980,000  10,809,063
European Financial Stability Facility
    --%, 11/17/22................................ EUR     231     278,602
    0.400%, 05/31/26............................. EUR   5,000   5,937,677
European Investment Bank
    1.875%, 03/15/19.............................           6       5,973
    3.250%, 01/29/24.............................          37      37,447
    1.900%, 01/26/26............................. JPY  28,300     297,089
    2.150%, 01/18/27............................. JPY 850,000   9,209,531
Inter-American Development Bank
    3.000%, 02/21/24.............................          20      19,920
    7.000%, 06/15/25.............................          45      55,072
International Finance Corp.
    0.875%, 06/15/18.............................           3       2,996
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              26,687,228
                                                              -----------

SWEDEN -- (2.8%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22............................. SEK   3,460     394,740
Nordea Bank AB
    1.000%, 02/22/23............................. EUR   4,000   4,945,710
Svenska Handelsbanken AB
    0.250%, 02/28/22............................. EUR     110     132,537
Sweden Government Bond
    3.500%, 06/01/22............................. SEK   4,895     643,807
    0.750%, 05/12/28............................. SEK  26,400   3,025,961
    2.250%, 06/01/32............................. SEK  12,000   1,584,639
Telefonaktiebolaget LM Ericsson
    4.125%, 05/15/22.............................         900     890,934
                                                              -----------
TOTAL SWEDEN.....................................              11,618,328
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SWITZERLAND -- (3.5%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................          45 $    44,189
Chubb INA Holdings, Inc.
    2.875%, 11/03/22.............................          22      21,567
    2.700%, 03/13/23.............................          35      33,872
    3.350%, 05/15/24.............................          60      59,215
Credit Suisse AG
    1.500%, 04/10/26............................. EUR     700     868,329
Novartis Capital Corp.
    3.400%, 05/06/24.............................          71      70,724
    3.100%, 05/17/27.............................         878     840,598
Novartis Finance SA
    1.625%, 11/09/26............................. EUR   3,300   4,193,100
    1.125%, 09/30/27............................. EUR   5,000   6,053,293
UBS Group Funding Switzerland AG
    1.250%, 09/01/26............................. EUR   1,800   2,133,866
                                                              -----------
TOTAL SWITZERLAND................................              14,318,753
                                                              -----------

UNITED KINGDOM -- (8.2%)
Anglo American Capital P.L.C.
    1.625%, 09/18/25............................. EUR   1,000   1,209,674
Aon Corp.
    5.000%, 09/30/20.............................           9       9,353
Aon P.L.C.
    4.000%, 11/27/23.............................          47      47,692
    3.500%, 06/14/24.............................         107     104,835
    2.875%, 05/14/26............................. EUR   1,400   1,835,747
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................          34      33,433
    3.375%, 11/16/25.............................          87      84,494
    1.250%, 05/12/28............................. EUR   1,200   1,440,834
BAE Systems Holdings, Inc.
##  2.850%, 12/15/20.............................          14      13,835
Barclays Bank P.L.C.
    2.250%, 06/10/24............................. EUR     500     653,846
Barclays P.L.C.
    3.250%, 02/12/27............................. GBP   1,157   1,581,717
BAT International Finance P.L.C.
    4.000%, 09/04/26............................. GBP     520     784,402
    1.250%, 03/13/27............................. EUR   1,000   1,154,002
Baxalta, Inc.
    2.875%, 06/23/20.............................           5       4,948
BP Capital Markets P.L.C.
    3.245%, 05/06/22.............................          33      32,912
    3.535%, 11/04/24.............................          26      25,914
    1.077%, 06/26/25............................. EUR   1,200   1,451,461
    3.119%, 05/04/26.............................          35      33,482
    3.017%, 01/16/27.............................         127     119,762
British Telecommunications P.L.C.
    1.000%, 11/21/24............................. EUR   1,200   1,427,357
    3.125%, 11/21/31............................. GBP     700     950,353

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED KINGDOM -- (Continued)
CNH Industrial Capital LLC
    4.375%, 04/05/22.............................         406 $   412,090
Diageo Investment Corp.
    2.875%, 05/11/22.............................           2       1,967
GlaxoSmithKline Capital P.L.C.
    1.000%, 09/12/26............................. EUR   1,500   1,778,653
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................          63      61,330
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................          59      60,182
    2.625%, 08/16/28............................. GBP   1,564   2,121,491
HSBC USA, Inc.
    3.500%, 06/23/24.............................         147     144,636
Lloyds Banking Group P.L.C.
    1.500%, 09/12/27............................. EUR   2,100   2,494,666
Nationwide Building Society
    3.250%, 01/20/28............................. GBP   1,000   1,455,537
Rio Tinto Finance P.L.C.
    4.000%, 12/11/29............................. GBP   1,000   1,583,569
Rolls-Royce P.L.C.
##  3.625%, 10/14/25.............................         520     513,900
    3.375%, 06/18/26............................. GBP     800   1,185,675
Santander UK P.L.C.
    3.875%, 10/15/29............................. GBP   1,000   1,539,106
Sky P.L.C.
    2.500%, 09/15/26............................. EUR   2,000   2,610,517
TechnipFMC P.L.C.
##  3.450%, 10/01/22.............................          49      47,589
Unilever NV
    1.000%, 02/14/27............................. EUR   1,500   1,782,439
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................           1       1,027
    4.375%, 03/16/21.............................          11      11,318
    2.500%, 09/26/22.............................         113     107,702
    1.125%, 11/20/25............................. EUR     500     590,228
    1.500%, 07/24/27............................. EUR     350     413,825
    4.200%, 12/13/27............................. AUD   1,800   1,326,468
    7.875%, 02/15/30.............................          77      98,168
                                                              -----------
TOTAL UNITED KINGDOM.............................              33,342,136
                                                              -----------

UNITED STATES -- (39.3%)
21st Century Fox America, Inc.
    3.700%, 09/15/24.............................   $     168     167,380
3M Co.
    2.875%, 10/15/27.............................         168     158,840
Abbott Laboratories
    2.000%, 03/15/20.............................          84      82,470
    2.800%, 09/15/20.............................           2       1,987
    3.250%, 04/15/23.............................          37      36,327
    2.950%, 03/15/25.............................         146     138,473
AbbVie, Inc.
    2.900%, 11/06/22.............................          33      32,117
    3.600%, 05/14/25.............................       1,000     970,187

                                                       FACE
                                                      AMOUNT^  VALUE+
                                                      -------  ------
                                                       (000)
UNITED STATES -- (Continued)
Activision Blizzard, Inc.
    3.400%, 06/15/27.............................          52 $ 49,253
Adobe Systems, Inc.
    3.250%, 02/01/25.............................          22   21,632
Advance Auto Parts, Inc.
    4.500%, 12/01/23.............................          14   14,330
AECOM
    5.875%, 10/15/24.............................         500  520,675
    5.125%, 03/15/27.............................         700  672,665
Aetna, Inc.
    2.200%, 03/15/19.............................           4    3,979
    2.750%, 11/15/22.............................          97   93,384
    3.500%, 11/15/24.............................          63   61,443
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.............................          30   28,996
Aflac, Inc.
    2.400%, 03/16/20.............................          13   12,829
    3.250%, 03/17/25.............................         129  125,349
Air Products & Chemicals, Inc.
    2.750%, 02/03/23.............................          11   10,754
Alabama Power Co.
    2.800%, 04/01/25.............................          30   28,202
Albemarle Corp.
    4.150%, 12/01/24.............................          86   87,345
Allstate Corp. (The)
    3.150%, 06/15/23.............................          59   58,141
Ally Financial, Inc.
    4.125%, 02/13/22.............................         750  745,312
Alphabet, Inc.
    3.375%, 02/25/24.............................          53   53,228
    1.998%, 08/15/26.............................          86   76,797
Altria Group, Inc.
    4.750%, 05/05/21.............................           2    2,083
    2.850%, 08/09/22.............................          46   44,809
Amazon.com, Inc.
    3.800%, 12/05/24.............................          57   57,950
Ameren Corp.
    2.700%, 11/15/20.............................          12   11,835
American Express Credit Corp.
    2.250%, 05/05/21.............................           2    1,949
    3.300%, 05/03/27.............................         131  125,215
American International Group, Inc.
    3.300%, 03/01/21.............................          17   16,932
    4.875%, 06/01/22.............................          17   17,778
    4.125%, 02/15/24.............................         118  118,783
    3.750%, 07/10/25.............................          95   92,982
    3.900%, 04/01/26.............................          46   44,897
    1.875%, 06/21/27............................. EUR     375  451,396
American Water Capital Corp.
    3.850%, 03/01/24.............................          25   25,320

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Ameriprise Financial, Inc.
    4.000%, 10/15/23.............................          43 $   44,029
    2.875%, 09/15/26.............................          65     60,546
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................         433    421,535
Amgen, Inc.
    4.100%, 06/15/21.............................          82     83,891
    3.625%, 05/22/24.............................          75     74,712
    3.125%, 05/01/25.............................          37     35,341
    2.600%, 08/19/26.............................          28     25,221
    4.000%, 09/13/29............................. GBP   1,336  2,056,760
Analog Devices, Inc.
    3.900%, 12/15/25.............................          35     34,792
    3.500%, 12/05/26.............................          23     21,984
Anixter, Inc.
    5.500%, 03/01/23.............................         590    612,125
Anthem, Inc.
    3.125%, 05/15/22.............................          25     24,443
Anthem, Inc.
    4.350%, 08/15/20.............................          13     13,333
    3.500%, 08/15/24.............................          58     56,365
    3.650%, 12/01/27.............................       1,000    950,889
Apache Corp.
    3.250%, 04/15/22.............................          95     93,739
Apple, Inc.
    2.250%, 02/23/21.............................          58     57,019
    2.400%, 05/03/23.............................         334    320,718
    3.450%, 05/06/24.............................         227    227,133
    2.500%, 02/09/25.............................          53     49,737
    0.875%, 05/24/25............................. EUR   4,000  4,847,015
    3.250%, 02/23/26.............................         233    226,810
    2.450%, 08/04/26.............................         200    183,464
    3.350%, 02/09/27.............................         393    384,350
    3.000%, 06/20/27.............................          64     60,798
    3.000%, 11/13/27.............................          81     76,518
    3.050%, 07/31/29............................. GBP   3,300  4,906,875
Applied Materials, Inc.
    4.300%, 06/15/21.............................           7      7,235
    3.300%, 04/01/27.............................          59     57,096
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.............................          58     52,688
Arconic, Inc.
    5.900%, 02/01/27.............................       1,200  1,239,750
Arizona Public Service Co.
    8.750%, 03/01/19.............................           2      2,100
    3.150%, 05/15/25.............................          71     68,731
Arrow Electronics, Inc.
    3.875%, 01/12/28.............................          45     42,319
Ashland LLC
    4.750%, 08/15/22.............................         900    907,875
Assurant, Inc.
    4.000%, 03/15/23.............................          75     74,783
AT&T, Inc.
    3.000%, 02/15/22.............................          74     72,778
    3.800%, 03/15/22.............................          59     59,554
    3.950%, 01/15/25.............................         115    113,856

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
    3.400%, 05/15/25.............................         253 $  240,410
    1.800%, 09/05/26............................. EUR     800    976,639
    4.375%, 09/14/29............................. GBP     500    768,388
Autodesk, Inc.
    3.125%, 06/15/20.............................          31     30,883
    4.375%, 06/15/25.............................          35     35,481
    3.500%, 06/15/27.............................          36     33,892
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................         144    142,857
AutoZone, Inc.
    2.875%, 01/15/23.............................         140    135,059
    3.125%, 07/15/23.............................          15     14,600
    3.250%, 04/15/25.............................          72     68,989
    3.125%, 04/21/26.............................       1,187  1,104,185
Avnet, Inc.
    4.625%, 04/15/26.............................          65     64,099
Baker Hughes a GE Co. LLC
    3.200%, 08/15/21.............................           2      2,003
Ball Corp.
    5.000%, 03/15/22.............................         645    668,381
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.............................          38     37,117
    2.400%, 08/15/26.............................           8      7,256
Bank of America Corp.
    3.300%, 01/11/23.............................          52     51,382
    4.000%, 04/01/24.............................          72     72,966
    7.000%, 07/31/28............................. GBP   1,000  1,910,203
Bank of America Corp. Floating Rate Note
##  3.419%, 12/20/28.............................         184    172,571
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.............................           5      5,144
    3.650%, 02/04/24.............................         123    123,508
    3.000%, 02/24/25.............................         330    315,647
    2.800%, 05/04/26.............................          64     59,858
Baxter International, Inc.
    1.700%, 08/15/21.............................          10      9,486
    2.600%, 08/15/26.............................          49     44,107
Bed Bath & Beyond, Inc.
    3.749%, 08/01/24.............................           7      5,977
Bemis Co., Inc.
    4.500%, 10/15/21.............................           7      7,231
Berkshire Hathaway Energy Co.
    2.400%, 02/01/20.............................           4      3,967
Berkshire Hathaway Finance Corp.
    1.300%, 05/15/18.............................           2      1,999
    3.000%, 05/15/22.............................          11     10,948
Berkshire Hathaway, Inc.
    2.200%, 03/15/21.............................          22     21,612
    3.750%, 08/15/21.............................          30     30,711
    3.400%, 01/31/22.............................          37     37,521

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
    3.000%, 02/11/23.............................          41 $   40,776
    3.125%, 03/15/26.............................         387    372,491
Biogen, Inc.
    2.900%, 09/15/20.............................         172    171,175
BlackRock, Inc.
    4.250%, 05/24/21.............................          23     23,806
    3.200%, 03/15/27.............................         287    275,589
Boeing Co. (The)
    8.750%, 08/15/21.............................          11     12,960
    2.500%, 03/01/25.............................          75     70,190
    2.600%, 10/30/25.............................          42     39,513
Booking Holdings, Inc.
    2.375%, 09/23/24............................. EUR   1,000  1,292,378
    3.600%, 06/01/26.............................         108    104,587
    1.800%, 03/03/27............................. EUR     800    977,641
Boston Scientific Corp.
    4.125%, 10/01/23.............................          17     17,276
Brinker International, Inc.
    3.875%, 05/15/23.............................       1,250  1,181,250
Bristol-Myers Squibb Co.
    2.000%, 08/01/22.............................          79     75,461
Brown & Brown, Inc.
    4.200%, 09/15/24.............................          54     54,494
Brown-Forman Corp.
    2.600%, 07/07/28............................. GBP   1,100  1,525,585
Buckeye Partners L.P.
    4.150%, 07/01/23.............................          22     21,943
    3.950%, 12/01/26.............................          87     81,838
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................          50     48,300
    7.000%, 12/15/25.............................          10     12,121
CA, Inc.
    4.700%, 03/15/27.............................         205    206,163
Campbell Soup Co.
    4.250%, 04/15/21.............................          12     12,324
    2.500%, 08/02/22.............................          23     21,944
    3.300%, 03/19/25.............................          47     44,916
    4.150%, 03/15/28.............................       2,050  1,986,408
Capital One Financial Corp.
    4.750%, 07/15/21.............................          23     23,894
    3.750%, 04/24/24.............................          54     53,028
Cardinal Health, Inc.
    4.625%, 12/15/20.............................           7      7,210
    3.200%, 06/15/22.............................          45     44,181
    3.410%, 06/15/27.............................          67     62,219
Caterpillar, Inc.
    2.600%, 06/26/22.............................          30     29,241
    3.400%, 05/15/24.............................          21     20,916
CBS Corp.
    3.375%, 03/01/22.............................          27     26,745
    3.500%, 01/15/25.............................          28     26,909
    2.900%, 01/15/27.............................         269    240,464
    7.875%, 07/30/30.............................          13     16,304

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Celgene Corp.
    4.000%, 08/15/23.............................          96 $   96,643
    3.625%, 05/15/24.............................          52     50,828
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.............................          18     18,473
CF Industries, Inc.
    3.450%, 06/01/23.............................       1,048    995,600
Charles Schwab Corp. (The)
    3.000%, 03/10/25.............................          99     95,010
Chemours Co. (The)
    5.375%, 05/15/27.............................       1,000    990,000
Chevron Corp.
    2.355%, 12/05/22.............................          52     50,218
    3.191%, 06/24/23.............................         184    182,824
    2.954%, 05/16/26.............................         133    127,054
Choice Hotels International, Inc.
    5.750%, 07/01/22.............................         388    410,310
Chubb INA Holdings, Inc.
    1.550%, 03/15/28............................. EUR   1,400  1,687,918
Cigna Corp.
    4.000%, 02/15/22.............................           9      9,130
Cisco Systems, Inc.
    3.625%, 03/04/24.............................          22     22,335
    2.500%, 09/20/26.............................       1,000    924,796
CIT Group, Inc.
    5.000%, 08/01/23.............................         800    812,000
    5.250%, 03/07/25.............................         400    408,500
Citigroup, Inc.
    4.500%, 01/14/22.............................          17     17,609
    3.875%, 10/25/23.............................          33     33,132
    3.750%, 06/16/24.............................          30     29,807
    3.300%, 04/27/25.............................          90     86,188
    5.150%, 05/21/26............................. GBP   1,323  2,167,795
Clorox Co. (The)
    3.500%, 12/15/24.............................          37     36,901
CME Group, Inc.
    3.000%, 03/15/25.............................          33     31,823
CMS Energy Corp.
    3.875%, 03/01/24.............................          20     20,032
    3.600%, 11/15/25.............................          37     36,142
    3.000%, 05/15/26.............................          58     54,446
CNA Financial Corp.
    5.750%, 08/15/21.............................          49     52,198
    4.500%, 03/01/26.............................          75     76,816
CNO Financial Group, Inc.
    5.250%, 05/30/25.............................         922    928,915
Coca-Cola Co. (The)
    1.875%, 10/27/20.............................         215    210,132
    3.300%, 09/01/21.............................          20     20,226
    3.200%, 11/01/23.............................         252    251,315
    2.250%, 09/01/26.............................         147    133,027
    2.900%, 05/25/27.............................         275    260,974

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^  VALUE+
                                                      -------  ------
                                                       (000)
UNITED STATES -- (Continued)
Colgate-Palmolive Co.
    1.950%, 02/01/23.............................          81 $ 76,886
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.............................          35   43,792
Comcast Corp.
    3.600%, 03/01/24.............................          51   50,816
    3.375%, 08/15/25.............................          49   47,574
    3.150%, 03/01/26.............................         102   97,033
Conagra Brands, Inc.
    3.200%, 01/25/23.............................          54   52,985
ConocoPhillips Co.
    2.400%, 12/15/22.............................          22   21,006
    3.350%, 11/15/24.............................          52   50,993
    4.950%, 03/15/26.............................         173  186,292
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.............................          15   14,712
Continental Resources, Inc.
    4.500%, 04/15/23.............................         800  810,000
Corning, Inc.
    3.700%, 11/15/23.............................          32   31,770
Cox Communications, Inc.
##  3.250%, 12/15/22.............................          26   25,349
##  3.850%, 02/01/25.............................          79   78,112
CSX Corp.
    4.250%, 06/01/21.............................           9    9,249
CVS Health Corp.
    2.800%, 07/20/20.............................          22   21,864
    2.125%, 06/01/21.............................          15   14,472
    3.375%, 08/12/24.............................         174  167,971
    3.875%, 07/20/25.............................         104  102,260
Danaher Corp.
    3.350%, 09/15/25.............................          17   16,835
Deere & Co.
    5.375%, 10/16/29.............................           5    5,693
Discovery Communications LLC
##  2.800%, 06/15/20.............................           6    5,930
    3.300%, 05/15/22.............................          16   15,749
##  3.500%, 06/15/22.............................          90   89,016
    3.250%, 04/01/23.............................           7    6,775
##  3.900%, 11/15/24.............................          63   61,581
    3.450%, 03/15/25.............................          66   63,005
Dollar General Corp.
    3.250%, 04/15/23.............................          79   77,522
    4.150%, 11/01/25.............................          13   13,123
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.............................          84   83,165
    3.600%, 12/15/24.............................          37   36,367
Dominion Energy, Inc.
    3.625%, 12/01/24.............................          15   14,751
    3.900%, 10/01/25.............................         117  115,637
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................          31   30,186
    3.500%, 10/01/24.............................          87   85,029

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25.............................          20 $   18,852
DTE Energy Co.
    2.400%, 12/01/19.............................          25     24,659
    3.850%, 12/01/23.............................          11     11,056
    2.850%, 10/01/26.............................         500    454,006
Duke Energy Corp.
    3.050%, 08/15/22.............................         131    128,501
    3.750%, 04/15/24.............................          67     66,777
DXC Technology Co.
    4.450%, 09/18/22.............................          37     37,691
Eastman Chemical Co.
    2.700%, 01/15/20.............................           5      4,970
    3.600%, 08/15/22.............................           3      2,995
    3.800%, 03/15/25.............................          51     51,029
    1.875%, 11/23/26............................. EUR   1,000  1,249,268
Eaton Vance Corp.
    3.500%, 04/06/27.............................          17     16,554
eBay, Inc.
    3.800%, 03/09/22.............................          87     87,952
    2.600%, 07/15/22.............................          31     29,843
    3.600%, 06/05/27.............................         115    108,951
Ecolab, Inc.
    2.700%, 11/01/26.............................          52     47,954
Edgewell Personal Care Co.
    4.700%, 05/24/22.............................       1,185  1,154,901
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.............................           2      2,057
EMC Corp.
    3.375%, 06/01/23.............................       1,255  1,170,875
Emerson Electric Co.
    3.150%, 06/01/25.............................          62     60,641
Energy Transfer Partners L.P.
    4.750%, 01/15/26.............................          67     66,857
Enterprise Products Operating LLC
    5.200%, 09/01/20.............................           6      6,266
    3.900%, 02/15/24.............................          24     24,103
    3.750%, 02/15/25.............................          23     22,805
    3.700%, 02/15/26.............................          62     60,633
EOG Resources, Inc.
    4.100%, 02/01/21.............................          20     20,389
    2.625%, 03/15/23.............................          44     42,034
    3.150%, 04/01/25.............................          79     75,818
EQT Corp.
    3.900%, 10/01/27.............................         500    475,672
ERAC USA Finance LLC
##  3.850%, 11/15/24.............................       1,388  1,383,478
Eversource Energy
    2.500%, 03/15/21.............................           6      5,885
    2.800%, 05/01/23.............................          55     52,889
Exelon Corp.
    2.450%, 04/15/21.............................          15     14,549

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
    3.950%, 06/15/25.............................          27 $   26,780
    3.400%, 04/15/26.............................       1,225  1,170,512
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................          10      9,964
Express Scripts Holding Co.
    3.900%, 02/15/22.............................          56     56,209
    3.500%, 06/15/24.............................          97     92,894
    3.400%, 03/01/27.............................         174    160,112
Exxon Mobil Corp.
    3.176%, 03/15/24.............................         385    383,594
    3.043%, 03/01/26.............................          58     56,081
FedEx Corp.
    2.625%, 08/01/22.............................          51     49,506
    4.000%, 01/15/24.............................          99    101,315
    3.200%, 02/01/25.............................          44     42,433
    1.625%, 01/11/27............................. EUR   1,000  1,220,651
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.............................          45     43,385
    5.000%, 10/15/25.............................          35     36,923
Gap, Inc. (The)
    5.950%, 04/12/21.............................         315    331,405
GATX Corp.
    3.250%, 03/30/25.............................          60     56,438
    3.250%, 09/15/26.............................          32     29,586
General Dynamics Corp.
    2.250%, 11/15/22.............................          56     53,508
    2.125%, 08/15/26.............................          86     76,478
General Electric Co.
    0.375%, 05/17/22............................. EUR     135    162,058
    3.375%, 03/11/24.............................          37     36,066
    0.875%, 05/17/25............................. EUR     500    588,730
    6.750%, 03/15/32.............................         221    270,988
General Mills, Inc.
    3.150%, 12/15/21.............................           9      8,920
General Motors Financial Co., Inc.
    2.250%, 09/06/24............................. GBP     950  1,277,767
    5.250%, 03/01/26.............................         208    216,236
    4.350%, 01/17/27.............................          58     56,447
Georgia Power Co.
    2.850%, 05/15/22.............................          21     20,514
    3.250%, 03/30/27.............................         154    146,414
Gilead Sciences, Inc.
    2.050%, 04/01/19.............................           2      1,990
    4.400%, 12/01/21.............................          17     17,644
    3.700%, 04/01/24.............................         124    124,963
    3.650%, 03/01/26.............................          57     56,319
Goldman Sachs Group, Inc. (The)
    5.250%, 07/27/21.............................          26     27,486
    4.000%, 03/03/24.............................         250    250,830
    3.750%, 05/22/25.............................          87     84,975
    1.625%, 07/27/26............................. EUR   1,175  1,421,851

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Goodyear Tire & Rubber Co. (The)
    4.875%, 03/15/27.............................       1,239 $1,160,014
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................          29     29,903
Halliburton Co.
    3.500%, 08/01/23.............................          75     74,665
    3.800%, 11/15/25.............................          29     28,775
Hanesbrands, Inc.
##  4.875%, 05/15/26.............................       1,300  1,254,500
Harley-Davidson, Inc.
    3.500%, 07/28/25.............................          42     40,801
Harris Corp.
    2.700%, 04/27/20.............................           6      5,950
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................          79     83,695
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25.............................          35     35,959
Home Depot, Inc. (The)
    2.700%, 04/01/23.............................          15     14,621
    3.350%, 09/15/25.............................          43     42,382
Honeywell International, Inc.
    2.500%, 11/01/26.............................         102     93,299
Hormel Foods Corp.
    4.125%, 04/15/21.............................          17     17,463
Humana, Inc.
    3.850%, 10/01/24.............................          91     90,979
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................          18     17,920
    2.300%, 01/14/22.............................          38     36,518
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................          23     22,585
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................           4      3,982
    3.500%, 03/01/24.............................          75     75,611
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................           3      3,105
Intel Corp.
    2.700%, 12/15/22.............................          11     10,775
International Business Machines Corp.
    2.250%, 02/19/21.............................         231    226,979
    3.625%, 02/12/24.............................         112    112,207
    3.300%, 01/27/27.............................         306    297,149
    1.750%, 03/07/28............................. EUR   1,000  1,264,079
International Paper Co.
    3.650%, 06/15/24.............................          92     90,505
    3.800%, 01/15/26.............................          12     11,686
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................         546    549,075
ITC Holdings Corp.
    3.650%, 06/15/24.............................         113    111,417

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................         106 $  109,768
Jefferies Group LLC / Jefferies Group Capital
 Finance, Inc.
    4.850%, 01/15/27.............................          57     56,841
JM Smucker Co. (The)
    3.500%, 03/15/25.............................          58     56,318
John Deere Capital Corp.
    2.550%, 01/08/21.............................         112    110,218
    3.350%, 06/12/24.............................         672    664,580
Johnson & Johnson
    1.650%, 03/01/21.............................          17     16,509
    3.375%, 12/05/23.............................          75     75,742
    2.450%, 03/01/26.............................          38     35,277
    2.950%, 03/03/27.............................         700    669,825
JPMorgan Chase & Co.
    4.350%, 08/15/21.............................          23     23,765
    3.625%, 05/13/24.............................         142    140,932
    3.900%, 07/15/25.............................         129    128,194
Juniper Networks, Inc.
    4.600%, 03/15/21.............................          30     30,644
    4.500%, 03/15/24.............................          49     49,790
Kellogg Co.
    1.250%, 03/10/25............................. EUR     500    603,211
    3.250%, 04/01/26.............................         661    622,959
    7.450%, 04/01/31.............................          61     77,441
KeyCorp
    2.900%, 09/15/20.............................          17     16,879
    5.100%, 03/24/21.............................          16     16,787
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................           6      5,962
    2.400%, 06/01/23.............................          22     21,121
Kohl's Corp.
    4.750%, 12/15/23.............................          17     17,509
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................         107    106,438
    3.950%, 07/15/25.............................         135    132,778
    4.125%, 07/01/27............................. GBP   1,600  2,385,476
Kroger Co. (The)
    3.850%, 08/01/23.............................          39     39,043
    7.500%, 04/01/31.............................          90    112,263
L Brands, Inc.
    5.625%, 02/15/22.............................         950    985,720
L3 Technologies, Inc.
    4.750%, 07/15/20.............................           6      6,205
    3.950%, 05/28/24.............................          29     28,884
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.............................          45     45,419
Lam Research Corp.
    3.800%, 03/15/25.............................       1,000    992,373
Legg Mason, Inc.
    3.950%, 07/15/24.............................          55     54,327
    4.750%, 03/15/26.............................          23     23,684

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Lennar Corp.
    4.750%, 05/30/25.............................         465 $  452,213
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................          78     81,104
    2.750%, 05/04/26............................. EUR   1,700  2,196,228
Lockheed Martin Corp.
    2.900%, 03/01/25.............................         552    523,777
    3.550%, 01/15/26.............................          56     55,137
Loews Corp.
    2.625%, 05/15/23.............................          44     42,171
    3.750%, 04/01/26.............................         125    124,004
Lowe's Cos., Inc.
    3.120%, 04/15/22.............................           3      3,004
    3.375%, 09/15/25.............................          61     59,941
Macy's Retail Holdings, Inc.
    3.625%, 06/01/24.............................         750    718,020
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................          18     18,350
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................          96     94,274
Marriott International, Inc.
    2.875%, 03/01/21.............................          12     11,879
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................           6      5,950
    3.500%, 06/03/24.............................          97     95,510
MasterCard, Inc.
    3.375%, 04/01/24.............................          21     21,026
Mattel, Inc.
    2.350%, 05/06/19.............................           7      6,860
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.............................          69     66,119
McDonald's Corp.
    2.200%, 05/26/20.............................           9      8,877
    3.500%, 07/15/20.............................          57     57,649
    2.625%, 01/15/22.............................          22     21,597
    2.875%, 12/17/25............................. EUR     600    815,912
    5.875%, 04/23/32............................. GBP     750  1,374,519
McKesson Corp.
    3.796%, 03/15/24.............................          51     50,623
    3.125%, 02/17/29............................. GBP   1,670  2,332,956
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................          69     70,083
Merck & Co., Inc.
    2.800%, 05/18/23.............................         161    157,207
    2.750%, 02/10/25.............................         136    129,943
Meritage Homes Corp.
    6.000%, 06/01/25.............................       1,000  1,031,250
MetLife, Inc.
    3.600%, 04/10/24.............................         189    189,014
    3.000%, 03/01/25.............................       1,500  1,424,168
MGM Resorts International
    7.750%, 03/15/22.............................         850    942,437
    4.625%, 09/01/26.............................         105     99,356

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Microsoft Corp.
    1.625%, 12/06/18.............................          11 $   10,958
    3.000%, 10/01/20.............................          12     12,097
    2.000%, 11/03/20.............................         100     98,302
    3.625%, 12/15/23.............................         109    111,015
    2.700%, 02/12/25.............................          22     21,052
    3.125%, 11/03/25.............................          36     35,119
    2.400%, 08/08/26.............................         346    317,710
    3.300%, 02/06/27.............................         288    281,761
Mobil Corp.
    8.625%, 08/15/21.............................          15     17,620
Molson Coors Brewing Co.
    3.500%, 05/01/22.............................          33     32,848
    1.250%, 07/15/24............................. EUR   1,200  1,447,373
    3.000%, 07/15/26.............................          87     79,645
Monsanto Co.
    1.850%, 11/15/18.............................          34     33,850
    2.125%, 07/15/19.............................           3      2,973
    5.500%, 08/15/25.............................          26     28,115
Morgan Stanley
    2.500%, 04/21/21.............................          29     28,332
    5.500%, 07/28/21.............................          10     10,625
    3.875%, 04/29/24.............................         140    140,115
    3.875%, 01/27/26.............................         192    189,053
    1.375%, 10/27/26............................. EUR   2,550  3,027,636
Mosaic Co. (The)
    4.250%, 11/15/23.............................          46     46,076
    4.050%, 11/15/27.............................       1,000    944,198
Motorola Solutions, Inc.
    3.750%, 05/15/22.............................          37     36,789
    3.500%, 03/01/23.............................          37     36,200
Murphy Oil Corp.
    4.000%, 06/01/22.............................       1,100  1,075,250
Nasdaq, Inc.
    4.250%, 06/01/24.............................          33     33,268
National Oilwell Varco, Inc.
    2.600%, 12/01/22.............................          94     89,557
National Rural Utilities Cooperative Finance
 Corp.
    8.000%, 03/01/32.............................          32     44,511
NetApp, Inc.
    3.250%, 12/15/22.............................          13     12,697
Newell Brands, Inc.
    4.000%, 06/15/22.............................          76     75,700
Newfield Exploration Co.
    5.375%, 01/01/26.............................         800    827,200
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.............................          10     10,300
    3.550%, 05/01/27.............................          59     56,624
NIKE, Inc.
    2.375%, 11/01/26.............................         328    299,361
NiSource, Inc.
    3.850%, 02/15/23.............................          27     27,172

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Noble Energy, Inc.
    4.150%, 12/15/21.............................          20 $   20,328
    3.900%, 11/15/24.............................          18     17,870
Nordstrom, Inc.
    4.750%, 05/01/20.............................          16     16,454
    4.000%, 10/15/21.............................          11     11,132
    4.000%, 03/15/27.............................         148    141,921
Norfolk Southern Corp.
    2.903%, 02/15/23.............................          52     50,699
Northern Trust Corp.
    3.375%, 08/23/21.............................          22     22,225
Northrop Grumman Corp.
    3.250%, 08/01/23.............................          12     11,830
NuStar Logistics L.P.
    5.625%, 04/28/27.............................         730    691,449
Nuveen Finance LLC
##  4.125%, 11/01/24.............................          32     32,086
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.............................           8      8,120
    3.600%, 09/01/27.............................         500    474,367
Occidental Petroleum Corp.
    2.700%, 02/15/23.............................           5      4,852
    3.400%, 04/15/26.............................          85     83,072
    3.000%, 02/15/27.............................       1,376  1,303,088
Ohio Power Co.
    5.375%, 10/01/21.............................          27     28,767
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.............................          38     37,243
ONE Gas, Inc.
    2.070%, 02/01/19.............................           6      5,978
ONEOK, Inc.
    4.000%, 07/13/27.............................          77     74,748
Oracle Corp.
    2.500%, 10/15/22.............................          22     21,356
    2.950%, 05/15/25.............................         325    311,273
    2.650%, 07/15/26.............................         465    430,168
    3.250%, 11/15/27.............................          56     53,738
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................          37     36,985
    3.750%, 02/15/24.............................          76     75,159
    3.500%, 06/15/25.............................          50     48,118
Packaging Corp. of America
    4.500%, 11/01/23.............................          45     46,270
Parker-Hannifin Corp.
    3.300%, 11/21/24.............................          71     70,232
PepsiCo, Inc.
    2.150%, 10/14/20.............................          75     73,822
    2.750%, 03/05/22.............................          33     32,582
    2.750%, 03/01/23.............................          52     50,932
    3.500%, 07/17/25.............................          75     74,725
Pfizer, Inc.
    3.000%, 06/15/23.............................          22     21,912
    3.400%, 05/15/24.............................          75     74,702
    3.000%, 12/15/26.............................         492    470,724

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Philip Morris International, Inc.
    3.250%, 11/10/24.............................          68 $   65,994
Phillips 66
    4.300%, 04/01/22.............................          49     50,705
Phillips 66 Partners L.P.
    3.550%, 10/01/26.............................         752    709,121
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    4.650%, 10/15/25.............................         800    800,712
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.............................           3      3,077
    3.300%, 03/08/22.............................           9      8,963
PolyOne Corp.
    5.250%, 03/15/23.............................       1,000  1,023,750
PPG Industries, Inc.
    3.750%, 03/15/28.............................         750    742,822
PPL Capital Funding, Inc.
    3.400%, 06/01/23.............................          57     55,953
Praxair, Inc.
    2.200%, 08/15/22.............................           9      8,624
Precision Castparts Corp.
    2.500%, 01/15/23.............................          91     87,937
    3.250%, 06/15/25.............................         362    353,789
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................          52     50,765
    3.100%, 11/15/26.............................          53     49,652
Private Export Funding Corp.
    4.300%, 12/15/21.............................          11     11,532
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................          18     17,521
    2.450%, 11/03/26.............................          13     11,980
    2.850%, 08/11/27.............................         150    141,413
    1.800%, 05/03/29............................. GBP   4,800  6,332,200
Progress Energy, Inc.
    4.875%, 12/01/19.............................           6      6,146
    4.400%, 01/15/21.............................          27     27,639
    7.000%, 10/30/31.............................         630    801,046
Progressive Corp. (The)
    3.750%, 08/23/21.............................          51     51,881
Prudential Financial, Inc.
    4.500%, 11/15/20.............................           4      4,130
    3.500%, 05/15/24.............................       1,712  1,705,650
PSEG Power LLC
    2.450%, 11/15/18.............................           6      5,987
    5.125%, 04/15/20.............................          26     26,902
    4.300%, 11/15/23.............................          68     69,139
Puget Energy, Inc.
    6.000%, 09/01/21.............................          92     98,703
PulteGroup, Inc.
    4.250%, 03/01/21.............................         500    502,550
    5.000%, 01/15/27.............................         500    487,000
QEP Resources, Inc.
    5.375%, 10/01/22.............................         750    750,000

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
QUALCOMM, Inc.
    2.250%, 05/20/20.............................           6 $    5,905
    3.450%, 05/20/25.............................       1,631  1,560,790
Quest Diagnostics, Inc.
    3.500%, 03/30/25.............................           4      3,893
Radian Group, Inc.
    7.000%, 03/15/21.............................          96    102,720
    4.500%, 10/01/24.............................       1,200  1,146,000
Raytheon Co.
    3.125%, 10/15/20.............................          47     47,202
    2.500%, 12/15/22.............................          16     15,491
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.............................          11     11,438
    4.700%, 09/15/23.............................          45     46,298
    3.950%, 09/15/26.............................         111    108,949
Republic Services, Inc.
    5.500%, 09/15/19.............................           2      2,070
    3.550%, 06/01/22.............................          52     52,028
Reynolds American, Inc.
    6.875%, 05/01/20.............................          47     50,220
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................          67     63,794
Roper Technologies, Inc.
    3.000%, 12/15/20.............................          15     14,912
Ryder System, Inc.
    2.450%, 09/03/19.............................           1        993
SCANA Corp.
    4.125%, 02/01/22.............................          23     22,660
Sealed Air Corp.
##  4.875%, 12/01/22.............................         900    913,500
Sempra Energy
    2.850%, 11/15/20.............................          62     61,264
    4.050%, 12/01/23.............................          49     49,832
    3.550%, 06/15/24.............................          76     74,780
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.............................          53     51,373
Southern Co. (The)
    3.250%, 07/01/26.............................          56     52,564
Southern Power Co.
    4.150%, 12/01/25.............................          17     17,180
    1.850%, 06/20/26............................. EUR   1,200  1,481,103
Southwest Airlines Co.
    2.650%, 11/05/20.............................          60     59,245
    3.000%, 11/15/26.............................         107    100,345
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................          22     22,559
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................          37     38,719
Starbucks Corp.
    3.850%, 10/01/23.............................          14     14,343
State Street Corp.
    4.375%, 03/07/21.............................          24     24,898
    1.950%, 05/19/21.............................          28     27,103
    3.300%, 12/16/24.............................         163    160,285
    3.550%, 08/18/25.............................          96     95,401

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Stryker Corp.
    2.625%, 03/15/21.............................          10 $    9,864
    3.375%, 05/15/24.............................           6      5,917
    3.375%, 11/01/25.............................         109    106,557
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................          40     39,588
Sysco Corp.
    2.600%, 10/01/20.............................          35     34,601
    3.300%, 07/15/26.............................          23     21,962
Tapestry, Inc.
    4.250%, 04/01/25.............................         196    192,540
Target Corp.
    2.900%, 01/15/22.............................          42     41,828
    2.500%, 04/15/26.............................          52     47,439
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................           2      2,080
    2.950%, 04/01/22.............................          21     20,635
    3.625%, 04/01/25.............................          86     85,619
Texas Instruments, Inc.
    2.250%, 05/01/23.............................           8      7,668
Thermo Fisher Scientific, Inc.
    2.000%, 04/15/25............................. EUR   1,000  1,271,433
Time Warner, Inc.
    4.750%, 03/29/21.............................          13     13,512
    4.000%, 01/15/22.............................          13     13,207
    3.550%, 06/01/24.............................          52     50,804
    3.600%, 07/15/25.............................         998    963,886
    3.800%, 02/15/27.............................         653    631,215
Toll Brothers Finance Corp.
    4.875%, 03/15/27.............................         500    486,250
    4.350%, 02/15/28.............................         800    740,000
Total System Services, Inc.
    4.800%, 04/01/26.............................          69     71,692
Travelers Cos., Inc. (The)
    3.900%, 11/01/20.............................          69     70,197
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
    5.875%, 06/15/24.............................       1,300  1,317,875
Tyson Foods, Inc.
    4.500%, 06/15/22.............................          65     67,235
U.S. Bancorp
    2.350%, 01/29/21.............................           9      8,836
Under Armour, Inc.
    3.250%, 06/15/26.............................         750    665,729
Union Pacific Corp.
    2.250%, 02/15/19.............................           4      3,988
    2.750%, 04/15/23.............................           7      6,780
    3.250%, 01/15/25.............................         111    108,792
United Continental Holdings, Inc.
    4.250%, 10/01/22.............................       1,400  1,363,600
United Technologies Corp.
    3.100%, 06/01/22.............................           2      1,977
    7.500%, 09/15/29.............................           7      8,968
UnitedHealth Group, Inc.
    2.750%, 02/15/23.............................         101     98,069

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
    2.875%, 03/15/23.............................          67 $   65,367
    3.750%, 07/15/25.............................         137    136,854
Unum Group
    4.000%, 03/15/24.............................          59     59,159
    3.875%, 11/05/25.............................          23     22,307
Valero Energy Corp.
    3.400%, 09/15/26.............................          46     43,933
VeriSign, Inc.
    5.250%, 04/01/25.............................       1,007  1,030,292
Verizon Communications, Inc.
    3.500%, 11/01/24.............................          14     13,748
    3.376%, 02/15/25.............................         194    188,326
    2.625%, 08/15/26.............................          24     21,530
    1.375%, 10/27/26............................. EUR   1,000  1,197,934
Viacom, Inc.
    2.750%, 12/15/19.............................           3      2,972
    4.500%, 03/01/21.............................          22     22,585
    4.250%, 09/01/23.............................           7      7,037
    3.875%, 04/01/24.............................          57     55,801
Visa, Inc.
    3.150%, 12/14/25.............................         170    165,615
Wal-Mart Stores, Inc.
    2.550%, 04/08/26............................. EUR   1,300  1,753,469
Walgreen Co.
    3.100%, 09/15/22.............................          80     78,129
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.............................         150    149,391
    3.450%, 06/01/26.............................          35     32,800
    2.125%, 11/20/26............................. EUR   1,700  2,111,838
Walmart, Inc.
    2.550%, 04/11/23.............................          79     76,614
    3.300%, 04/22/24.............................          78     77,998
    5.750%, 12/19/30............................. GBP   1,100  2,064,677
Walt Disney Co. (The)
    3.150%, 09/17/25.............................          75     73,527
Waste Management, Inc.
    4.600%, 03/01/21.............................          21     21,759
    3.500%, 05/15/24.............................          58     57,506
    3.125%, 03/01/25.............................          40     38,354
WEC Energy Group, Inc.
    2.450%, 06/15/20.............................          19     18,730
    3.550%, 06/15/25.............................          52     51,036
Wells Fargo & Co.
    2.600%, 07/22/20.............................           3      2,969
    3.500%, 03/08/22.............................         102    101,824
    3.000%, 02/19/25.............................         190    178,352
    3.000%, 04/22/26.............................          32     29,523
    2.000%, 04/27/26............................. EUR     800  1,010,492
    1.375%, 10/26/26............................. EUR     500    599,468
Western Gas Partners L.P.
    4.000%, 07/01/22.............................         700    693,519
Western Power Distribution South West P.L.C.
    5.875%, 03/25/27............................. GBP     900  1,546,921

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
Western Union Co. (The)
    5.253%, 04/01/20.............................          27 $     27,900
WestRock MWV LLC
    8.200%, 01/15/30.............................         180      241,069
Whirlpool Corp.
    4.700%, 06/01/22.............................          22       22,906
    3.700%, 05/01/25.............................         145      142,804
Whirlpool Finance Luxembourg Sarl
    1.250%, 11/02/26............................. EUR   1,200    1,447,960
Williams Cos., Inc. (The)
    7.875%, 09/01/21.............................         498      552,780
Williams Partners L.P.
    4.000%, 09/15/25.............................         136      132,077
    3.750%, 06/15/27.............................          16       15,036
Wisconsin Electric Power Co.
    3.100%, 06/01/25.............................          37       35,762
Wm Wrigley Jr Co.
##  2.900%, 10/21/19.............................           2        1,999
WR Grace & Co.
##  5.125%, 10/01/21.............................         810      832,105
Wyndham Worldwide Corp.
    3.900%, 03/01/23.............................          88       83,366
Xerox Corp.
    4.070%, 03/17/22.............................          13       12,910
    3.800%, 05/15/24.............................          50       48,439
Xilinx, Inc.
    3.000%, 03/15/21.............................          11       10,895
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25.............................         731      703,523
Zoetis, Inc.
    3.000%, 09/12/27.............................          62       57,308
                                                              ------------
TOTAL UNITED STATES..............................              160,387,093
                                                              ------------
TOTAL BONDS......................................              372,327,251
                                                              ------------

AGENCY OBLIGATIONS -- (4.2%)
Federal Farm Credit Bank
    5.320%, 09/03/19.............................          74       76,793
    5.150%, 11/15/19.............................          61       63,434
    4.670%, 05/07/20.............................          19       19,779
    5.350%, 08/07/20.............................          23       24,372
    3.650%, 12/21/20.............................         152      155,719
    5.250%, 03/02/21.............................          21       22,439
    5.220%, 02/22/22.............................          17       18,460
    5.210%, 12/19/22.............................          73       80,245
    4.800%, 02/13/23.............................           7        7,584
    5.250%, 03/06/23.............................          21       23,194
    5.220%, 05/15/23.............................         166      183,648
    2.630%, 08/03/26.............................          67       64,411
    5.770%, 01/05/27.............................          22       26,272
Federal Home Loan Bank
    1.500%, 03/08/19.............................         130      129,167
    1.875%, 03/08/19.............................         195      194,363
    5.375%, 05/15/19.............................         195      201,087
    1.625%, 06/14/19.............................         185      183,453

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
    4.125%, 03/13/20.............................         310 $  318,754
    3.000%, 03/18/20.............................          65     65,518
    3.375%, 06/12/20.............................         100    101,616
    2.875%, 09/11/20.............................          50     50,209
    4.625%, 09/11/20.............................          90     94,168
    3.125%, 12/11/20.............................          20     20,200
    5.250%, 12/11/20.............................          25     26,658
    1.750%, 03/12/21.............................         140    136,269
    5.000%, 03/12/21.............................          20     21,284
    2.250%, 06/11/21.............................         240    235,827
    3.625%, 06/11/21.............................          35     35,944
    5.625%, 06/11/21.............................         130    141,052
    2.375%, 09/10/21.............................         135    133,536
    3.000%, 09/10/21.............................         110    111,012
    5.000%, 12/10/21.............................         155    166,466
    2.250%, 03/11/22.............................          35     34,279
    2.500%, 03/11/22.............................          40     39,603
    5.250%, 06/10/22.............................          30     32,927
    5.750%, 06/10/22.............................          65     72,511
    2.000%, 09/09/22.............................          55     53,133
    5.375%, 09/30/22.............................         220    243,288
    5.250%, 12/09/22.............................          50     55,329
    4.750%, 03/10/23.............................         170    184,105
    3.250%, 06/09/23.............................         120    122,066
    2.500%, 12/08/23.............................         115    112,356
    3.250%, 03/08/24.............................         345    349,827
    2.875%, 06/14/24.............................          55     54,705
    5.375%, 08/15/24.............................          65     73,753
    2.875%, 09/13/24.............................         760    753,604
    2.750%, 12/13/24.............................         880    864,651
    4.375%, 03/13/26.............................          70     75,351
    5.750%, 06/12/26.............................         140    166,188
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29.............................         216    286,326
    6.750%, 03/15/31.............................         260    352,341
    6.250%, 07/15/32.............................         243    322,332
Federal National Mortgage Association
    1.500%, 06/22/20.............................          53     51,824
    1.250%, 05/06/21.............................          58     55,667
    2.000%, 01/05/22.............................         266    258,509
    2.375%, 01/19/23.............................         450    440,018
    2.625%, 09/06/24.............................       1,769  1,728,777
    2.125%, 04/24/26.............................         730    679,752
    1.875%, 09/24/26.............................       1,171  1,059,845
    6.250%, 05/15/29.............................         616    784,047
    7.125%, 01/15/30.............................          75    102,631
    7.250%, 05/15/30.............................         249    345,649
    6.625%, 11/15/30.............................       1,288  1,721,104
Tennessee Valley Authority
    1.750%, 10/15/18.............................          37     36,929
    1.875%, 08/15/22.............................         442    425,102
    2.875%, 09/15/24.............................         646    639,145
    6.750%, 11/01/25.............................         296    367,895

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
    2.875%, 02/01/27.............................         196 $   190,166
    7.125%, 05/01/30.............................         498     683,444
                                                              -----------
TOTAL AGENCY OBLIGATIONS.........................              16,952,112
                                                              -----------

U.S. TREASURY OBLIGATIONS -- (4.6%)
U.S. Treasury Bonds
    7.500%, 11/15/24.............................         577     736,201
    6.875%, 08/15/25.............................         466     588,086
    6.000%, 02/15/26.............................         516     626,819
    6.625%, 02/15/27.............................         522     671,485
    6.125%, 11/15/27.............................         344     434,251
    5.250%, 11/15/28.............................         426     513,821
    5.250%, 02/15/29.............................       1,165   1,410,379
    6.125%, 08/15/29.............................         299     389,329
    6.250%, 05/15/30.............................         300     399,778
    5.375%, 02/15/31.............................       1,282   1,608,559

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
U.S. Treasury Notes
    2.125%, 12/31/22.............................         289 $    280,445
    1.250%, 07/31/23.............................         462      426,682
    2.750%, 02/15/24.............................         828      822,848
    2.500%, 05/15/24.............................       1,132    1,108,368
    2.250%, 11/15/24.............................         791      760,661
    2.000%, 02/15/25.............................         289      272,551
    2.125%, 05/15/25.............................       1,270    1,206,433
    2.000%, 08/15/25.............................       1,952    1,833,625
    2.250%, 11/15/25.............................         805      767,989
    1.625%, 02/15/26.............................         751      682,404
    1.625%, 05/15/26.............................       1,467    1,329,116
    1.500%, 08/15/26.............................       1,213    1,084,419
    2.250%, 11/15/27.............................         982      924,677
                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS..................               18,878,926
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $417,036,206)............................              $408,158,289
                                                              ============

At April 30, 2018, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                    UNREALIZED
                                                                                                     FOREIGN
                                                                                                     EXCHANGE
                                                                            SETTLEMENT             APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY                       DATE               (DEPRECIATION)
------------------ ----------------- --------------------------- ------------------               --------------
USD     1,175,096  EUR       966,106 State Street Bank and Trust             07/06/18               $    2,610
USD     2,215,165  EUR     1,786,630 State Street Bank and Trust             07/06/18                   46,874
USD     2,354,528  EUR     1,938,905 Citibank, N.A.                          07/06/18                    1,433
USD   143,781,323  EUR   116,070,716 State Street Bank and Trust             07/06/18                2,915,502
USD     1,049,488  JPY   113,834,150 Citibank, N.A.                          07/11/18                    3,109
USD     5,561,375  AUD     7,176,485 State Street Bank and Trust             07/11/18                  157,108
USD    14,362,658  CAD    18,067,784 Citibank, N.A.                          07/11/18                  267,217
USD    28,531,676  JPY 3,040,385,072 State Street Bank and Trust             07/11/18                  584,044
USD     3,002,101  DKK    18,020,388 Citibank, N.A.                          07/13/18                   64,777
USD     5,950,587  SEK    49,825,296 Citibank, N.A.                          07/13/18                  228,702
USD    59,406,528  GBP    41,505,764 State Street Bank and Trust             07/13/18                2,063,330
                                                                                                    ----------
                                                                 TOTAL APPRECIATION                 $6,334,706

DKK       190,980  USD        31,388 Citibank, N.A.                          07/13/18               $     (258)
SEK       615,957  USD        72,410 Citibank, N.A.                          07/13/18                   (1,674)
                                                                                                    ----------
                                                                 TOTAL (DEPRECIATION)               $   (1,932)
                                                                                                    ----------
                                                                 TOTAL APPRECIATION
                                                                 (DEPRECIATION)                     $6,332,774
                                                                                                    ==========

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -----------------------------------------
                              LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                              ------- ------------ ------- ------------
         Bonds
          Australia..........   --     $14,954,737   --    $ 14,954,737
          Austria............   --          22,984   --          22,984
          Belgium............   --       2,257,874   --       2,257,874
          Canada.............   --      19,568,858   --      19,568,858
          Denmark............   --       5,733,550   --       5,733,550
          Finland............   --         927,500   --         927,500
          France.............   --      26,230,506   --      26,230,506
          Germany............   --      18,100,327   --      18,100,327
          Ireland............   --       1,315,941   --       1,315,941
          Italy..............   --       4,907,740   --       4,907,740
          Japan..............   --         862,809   --         862,809
          Luxembourg.........   --       1,547,840   --       1,547,840
          Netherlands........   --      26,909,382   --      26,909,382
          Norway.............   --         191,810   --         191,810
          Spain..............   --       2,441,855   --       2,441,855
          Supranational
            Organization
            Obligations......   --      26,687,228   --      26,687,228
          Sweden.............   --      11,618,328   --      11,618,328
          Switzerland........   --      14,318,753   --      14,318,753
          United Kingdom.....   --      33,342,136   --      33,342,136
          United States......   --     160,387,093   --     160,387,093
         Agency Obligations..   --      16,952,112   --      16,952,112
         U.S. Treasury
          Obligations........   --      18,878,926   --      18,878,926
         Forward Currency
          Contracts**........   --       6,332,774   --       6,332,774
                                --    ------------   --    ------------
         TOTAL...............   --    $414,491,063   --    $414,491,063
                                ==    ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
BONDS -- (52.5%)
AUSTRALIA -- (1.7%)
ANZ New Zealand International Ltd.
##    3.450%, 07/17/27.............................     6,000 $  5,761,144
Australia & New Zealand Banking Group, Ltd.
      3.700%, 11/16/25.............................     6,110    6,094,071
BHP Billiton Finance USA, Ltd.
#     2.875%, 02/24/22.............................     1,077    1,064,074
Commonwealth Bank of Australia
      2.300%, 09/06/19.............................       558      553,493
      5.000%, 03/19/20.............................       784      810,259
      2.400%, 11/02/20.............................     6,605    6,496,713
##    2.850%, 05/18/26.............................    22,784   21,100,194
## #  3.150%, 09/19/27.............................       890      835,106
Macquarie Bank, Ltd.
## #  3.900%, 01/15/26.............................    24,711   24,488,560
National Australia Bank, Ltd.
      2.250%, 07/01/19.............................     1,849    1,836,692
      3.375%, 01/14/26.............................     3,000    2,898,118
##    3.500%, 01/10/27.............................    29,999   29,099,422
Westpac Banking Corp.
#     4.875%, 11/19/19.............................     9,051    9,311,591
      2.850%, 05/13/26.............................     8,933    8,275,776
      2.700%, 08/19/26.............................     1,977    1,808,550
#     3.350%, 03/08/27.............................    27,267   26,076,063
                                                              ------------
TOTAL AUSTRALIA....................................            146,509,826
                                                              ------------

AUSTRIA -- (0.0%)
Oesterreichische Kontrollbank AG
      1.125%, 05/29/18.............................     1,941    1,939,622
                                                              ------------
BELGIUM -- (0.1%)
Anheuser-Busch InBev Finance, Inc.
#     2.625%, 01/17/23.............................     3,471    3,340,730
      3.650%, 02/01/26.............................     2,965    2,894,778
Anheuser-Busch InBev Worldwide, Inc.
#     4.375%, 02/15/21.............................       385      397,214
#     2.500%, 07/15/22.............................     2,011    1,941,433
Solvay Finance America LLC
##    4.450%, 12/03/25.............................       200      204,653
                                                              ------------
TOTAL BELGIUM......................................              8,778,808
                                                              ------------

CANADA -- (1.5%)
Alberta, Province of Canada
## #  1.750%, 08/26/20.............................    10,000    9,738,558

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
CANADA -- (Continued)
Alimentation Couche-Tard, Inc.
##  3.550%, 07/26/27.............................       2,000 $ 1,891,030
Bank of Montreal
    2.375%, 01/25/19.............................          32      31,970
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................       1,149   1,139,884
    4.375%, 01/13/21.............................       3,200   3,297,630
British Columbia, Province of Canada
#   6.500%, 01/15/26.............................       7,918   9,550,566
Canadian Natural Resources, Ltd.
    3.850%, 06/01/27.............................       3,898   3,766,654
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................       3,024   2,855,069
    3.700%, 02/01/26.............................       4,880   4,777,845
Enbridge, Inc.
#   4.000%, 10/01/23.............................       2,898   2,898,428
    3.500%, 06/10/24.............................       1,280   1,237,079
#   3.700%, 07/15/27.............................       1,000     941,720
Goldcorp, Inc.
#   3.625%, 06/09/21.............................       3,975   3,975,589
Nutrien, Ltd.
    3.625%, 03/15/24.............................       3,460   3,410,661
    3.000%, 04/01/25.............................       3,460   3,230,412
Province of Manitoba Canada
    2.050%, 11/30/20.............................      11,169  10,926,167
Province of Ontario Canada
#   1.650%, 09/27/19.............................         523     515,814
    3.150%, 06/02/22............................. CAD  19,927  15,921,114
    2.450%, 06/29/22.............................       1,088   1,057,006
Quebec, Province of Canada
    2.625%, 02/13/23.............................       4,480   4,373,988
Rogers Communications, Inc.
    3.000%, 03/15/23.............................       1,765   1,726,215
    4.100%, 10/01/23.............................       1,248   1,275,954
Royal Bank of Canada
    2.350%, 10/30/20.............................       4,942   4,852,073
Suncor Energy, Inc.
    3.600%, 12/01/24.............................       7,406   7,300,503
Thomson Reuters Corp.
    4.300%, 11/23/23.............................       5,120   5,183,896
    3.850%, 09/29/24.............................         662     648,906
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.............................       3,660   3,636,594
    2.125%, 04/07/21.............................      13,987  13,575,233
    1.994%, 03/23/22............................. CAD   4,942   3,744,596

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                        -------    ------
                                                         (000)
CANADA -- (Continued)
TransCanada PipeLines, Ltd.
      3.800%, 10/01/20.............................       1,280 $  1,299,589
#     2.500%, 08/01/22.............................       3,272    3,147,537
                                                                ------------
TOTAL CANADA.......................................              131,928,280
                                                                ------------
DENMARK -- (0.4%)
Danske Bank A.S.
##    2.750%, 09/17/20.............................       1,058    1,045,417
##    2.800%, 03/10/21.............................       6,530    6,440,140
Kommunekredit
      0.0%, 09/08/22............................... EUR  21,894   26,288,404
                                                                ------------
TOTAL DENMARK......................................               33,773,961
                                                                ------------

FRANCE -- (0.8%)
Airbus SE
##    3.150%, 04/10/27.............................       7,500    7,194,052
BNP Paribas SA
#     2.450%, 03/17/19.............................         592      591,568
#     3.250%, 03/03/23.............................       1,920    1,904,547
BPCE SA
      4.000%, 04/15/24.............................      10,914   10,933,623
Credit Agricole SA
##    2.750%, 06/10/20.............................       1,125    1,113,915
#     3.875%, 04/15/24.............................       8,591    8,650,093
Electricite de France SA
##    3.625%, 10/13/25.............................       3,460    3,410,338
Pernod Ricard SA
##    4.450%, 01/15/22.............................       6,474    6,693,940
## #  3.250%, 06/08/26.............................      14,827   14,189,375
Total Capital International SA
      2.125%, 01/10/19.............................         843      839,998
      2.100%, 06/19/19.............................       2,226    2,212,961
      3.750%, 04/10/24.............................       9,600    9,705,494
                                                                ------------
TOTAL FRANCE.......................................               67,439,904
                                                                ------------

GERMANY -- (0.9%)
Bayer U.S. Finance LLC
## #  2.375%, 10/08/19.............................       4,739    4,693,117
Bayer U.S. Finance LLC
## #  3.375%, 10/08/24.............................      12,544   12,186,797
BMW U.S. Capital LLC
##    2.800%, 04/11/26.............................      18,030   16,812,766
##    3.300%, 04/06/27.............................       4,942    4,754,097
Daimler Finance North America LLC
##    3.250%, 08/01/24.............................       2,072    2,009,693
      8.500%, 01/18/31.............................       8,896   12,679,579
Deutsche Bank AG
#     2.500%, 02/13/19.............................       2,405    2,395,076
      2.500%, 02/13/19.............................       1,058    1,053,640
      2.950%, 08/20/20.............................         136      133,831
#     3.125%, 01/13/21.............................       1,977    1,941,086
      3.700%, 05/30/24.............................       9,641    9,187,238

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
GERMANY -- (Continued)
EMD Finance LLC
##  2.950%, 03/19/22.............................     5,120 $ 5,013,965
Kreditanstalt fuer Wiederaufbau
    1.875%, 04/01/19.............................       732     728,359
NRW Bank
    1.875%, 07/01/19.............................     2,092   2,073,883
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26.............................     3,821   4,450,669
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20.............................       699     687,438
                                                            -----------
TOTAL GERMANY....................................            80,801,234
                                                            -----------

IRELAND -- (0.4%)
Allergan Finance LLC
    3.250%, 10/01/22.............................     7,562   7,323,559
Allergan Funding SCS
    3.450%, 03/15/22.............................    12,881  12,662,365
#   3.800%, 03/15/25.............................     2,471   2,368,560
Johnson Controls International P.L.C.
    3.625%, 07/02/24.............................       983     972,242
Medtronic, Inc.
    3.125%, 03/15/22.............................     1,143   1,138,001
    3.500%, 03/15/25.............................     1,977   1,955,396
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21.............................       843     839,652
#   3.500%, 12/15/21.............................     1,594   1,576,944
    3.900%, 12/15/24.............................     3,885   3,809,893
#   4.375%, 03/15/26.............................     5,000   4,966,944
                                                            -----------
TOTAL IRELAND....................................            37,613,556
                                                            -----------

ITALY -- (0.3%)
Intesa Sanpaolo SpA
#   5.250%, 01/12/24.............................     7,664   7,999,122
##  3.875%, 07/14/27.............................     7,300   6,850,086
UniCredit SpA
##  4.625%, 04/12/27.............................     6,170   6,164,219
                                                            -----------
TOTAL ITALY......................................            21,013,427
                                                            -----------

JAPAN -- (1.1%)
American Honda Finance Corp.
    2.300%, 09/09/26.............................    11,110  10,140,004
Beam Suntory, Inc.
    1.750%, 06/15/18.............................     1,941   1,938,708
    3.250%, 06/15/23.............................     3,983   3,855,671
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................       491     490,273

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
JAPAN -- (Continued)
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................         814 $   813,658
    2.125%, 03/06/19.............................         528     525,101
Mitsubishi UFJ Financial Group, Inc.
#   3.677%, 02/22/27.............................       2,965   2,909,543
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................       3,700   3,613,064
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.............................       5,472   5,452,034
MUFG Bank, Ltd.
    3.250%, 09/08/24.............................       3,237   3,148,618
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20.............................       1,680   1,651,712
Nomura Holdings, Inc.
    6.700%, 03/04/20.............................       1,394   1,475,942
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23.............................       5,931   6,007,030
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................       1,977   1,958,254
    3.784%, 03/09/26.............................       4,942   4,890,916
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD   4,942   3,740,324
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................         892     890,144
    3.300%, 01/12/22.............................       2,605   2,610,902
#   2.625%, 01/10/23.............................       3,999   3,877,251
#   3.200%, 01/11/27.............................      26,976  26,045,148
#   3.050%, 01/11/28.............................      11,550  10,959,286
                                                              -----------
TOTAL JAPAN......................................              96,993,583
                                                              -----------

LIBERIA -- (0.0%)
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.............................       1,000   1,220,778
    3.700%, 03/15/28.............................       1,500   1,413,335
                                                              -----------
TOTAL LIBERIA....................................               2,634,113
                                                              -----------

NETHERLANDS -- (1.9%)
Ahold Finance USA LLC
    6.875%, 05/01/29.............................         704     834,337
Bank Nederlandse Gemeenten NV
    2.500%, 01/23/23.............................       6,400   6,240,640
Cooperatieve Rabobank UA
    3.875%, 02/08/22.............................       7,090   7,204,205
#   3.375%, 05/21/25.............................      17,522  17,101,330

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
NETHERLANDS -- (Continued)
Enel Finance International NV
## #  3.500%, 04/06/28.............................     2,800 $  2,590,797
Heineken NV
##    2.750%, 04/01/23.............................     2,219    2,145,315
ING Bank NV
##    2.050%, 08/15/21.............................     5,000    4,790,824
ING Groep NV
      3.950%, 03/29/27.............................    10,000    9,824,326
LYB International Finance II BV
#     3.500%, 03/02/27.............................     4,166    3,934,174
LyondellBasell Industries NV
      5.750%, 04/15/24.............................     5,827    6,314,656
Mylan NV
      3.950%, 06/15/26.............................    17,157   16,284,645
Mylan, Inc.
      4.200%, 11/29/23.............................     4,480    4,484,614
Nederlandse Waterschapsbank NV
      1.875%, 03/13/19.............................     1,348    1,340,579
Shell International Finance BV
#     2.500%, 09/12/26.............................    11,169   10,333,224
Shell International Finance BV
      2.250%, 11/10/20.............................     4,646    4,579,809
#     3.400%, 08/12/23.............................    10,559   10,589,675
#     3.250%, 05/11/25.............................    31,117   30,583,526
#     2.875%, 05/10/26.............................    29,810   28,325,782
                                                              ------------
TOTAL NETHERLANDS..................................            167,502,458
                                                              ------------

NORWAY -- (0.2%)
Kommunalbanken A.S.
      1.750%, 05/28/19.............................     2,116    2,098,424
Statoil ASA
      1.150%, 05/15/18.............................     1,366    1,365,478
      2.450%, 01/17/23.............................     8,692    8,356,412
#     2.650%, 01/15/24.............................     6,950    6,671,455
                                                              ------------
TOTAL NORWAY.......................................             18,491,769
                                                              ------------

SPAIN -- (0.5%)
Banco Santander SA
      3.800%, 02/23/28.............................     7,000    6,619,105
Iberdrola Finance Ireland DAC
##    5.000%, 09/11/19.............................       713      730,429
Santander Holdings USA, Inc.
      4.500%, 07/17/25.............................    17,590   17,707,231
Santander UK P.L.C.
      2.375%, 03/16/20.............................       330      325,715
      4.000%, 03/13/24.............................     8,788    8,866,026

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
SPAIN -- (Continued)
Telefonica Emisiones SAU
    5.462%, 02/16/21.............................         829 $    876,732
#   4.570%, 04/27/23.............................       7,532    7,847,419
Telefonica Europe BV
    8.250%, 09/15/30.............................       3,000    4,005,022
                                                              ------------
TOTAL SPAIN......................................               46,977,679
                                                              ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.5%)
Asian Development Bank
    1.750%, 09/11/18.............................         867      865,581
    1.875%, 04/12/19.............................       2,092    2,080,992
European Financial Stability Facility
    0.0%, 11/17/22............................... EUR  19,769   23,842,814
European Investment Bank
    1.875%, 03/15/19.............................         523      520,653
#   3.250%, 01/29/24.............................       3,200    3,238,675
Inter-American Development Bank
    3.000%, 02/21/24.............................       1,730    1,723,082
    7.000%, 06/15/25.............................       3,840    4,699,473
    6.750%, 07/15/27.............................       1,942    2,413,370
International Finance Corp.
    0.875%, 06/15/18.............................         292      291,629
Nordic Investment Bank
    1.875%, 06/14/19.............................         529      525,191
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               40,201,460
                                                              ------------

SWEDEN -- (1.2%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................         529      524,012
    0.250%, 06/01/22............................. SEK 296,540   33,831,226
Nordea Bank AB
    1.625%, 05/15/18.............................         227      226,968
Svensk Exportkredit AB
    1.875%, 06/17/19.............................       1,164    1,155,072
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................         578      577,364
    0.250%, 02/28/22............................. EUR   9,390   11,313,870
Sweden Government Bond
    3.500%, 06/01/22............................. SEK 419,105   55,122,096
                                                              ------------
TOTAL SWEDEN.....................................              102,750,608
                                                              ------------

SWITZERLAND -- (1.0%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................       3,884    3,814,038
Chubb INA Holdings, Inc.
#   2.875%, 11/03/22.............................       1,852    1,815,557
#   2.700%, 03/13/23.............................       2,965    2,869,461
    3.350%, 05/15/24.............................       5,120    5,052,975

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SWITZERLAND -- (Continued)
Credit Suisse AG
      2.300%, 05/28/19.............................       162 $   161,291
#     3.000%, 10/29/21.............................     3,011   2,979,520
#     3.625%, 09/09/24.............................    16,929  16,771,562
Novartis Capital Corp.
#     3.400%, 05/06/24.............................     6,080   6,056,336
      3.100%, 05/17/27.............................    10,983  10,515,127
Roche Holdings, Inc.
##    2.625%, 05/15/26.............................     1,000     930,115
## #  2.375%, 01/28/27.............................    14,000  12,683,029
UBS AG
      2.375%, 08/14/19.............................       148     147,179
UBS Group Funding Switzerland AG
##    4.125%, 09/24/25.............................    20,990  20,866,573
                                                              -----------
TOTAL SWITZERLAND..................................            84,662,763
                                                              -----------

UNITED KINGDOM -- (1.9%)
Anglo American Capital P.L.C.
##    4.750%, 04/10/27.............................     3,275   3,270,218
##    4.000%, 09/11/27.............................     8,200   7,727,457
Aon Corp.
      5.000%, 09/30/20.............................       810     841,761
Aon P.L.C.
      4.000%, 11/27/23.............................     4,000   4,058,892
      3.500%, 06/14/24.............................     9,147   8,961,949
AstraZeneca P.L.C.
      2.375%, 11/16/20.............................     2,916   2,867,397
      3.375%, 11/16/25.............................     7,484   7,268,385
AXIS Specialty Finance P.L.C.
      4.000%, 12/06/27.............................     2,800   2,651,263
BAE Systems Holdings, Inc.
##    2.850%, 12/15/20.............................     1,239   1,224,387
Barclays P.L.C.
      2.750%, 11/08/19.............................       626     621,691
      3.650%, 03/16/25.............................    14,330  13,666,679
      4.375%, 01/12/26.............................     9,970   9,844,238
Baxalta, Inc.
      2.875%, 06/23/20.............................       471     466,111
BP Capital Markets P.L.C.
#     3.245%, 05/06/22.............................     2,848   2,840,408
      3.535%, 11/04/24.............................     2,240   2,232,566
      3.119%, 05/04/26.............................     5,915   5,658,503
      3.017%, 01/16/27.............................    11,773  11,102,047
Diageo Investment Corp.
      2.875%, 05/11/22.............................       131     128,867
GlaxoSmithKline Capital, Inc.
#     2.800%, 03/18/23.............................     5,387   5,244,170
HSBC Holdings P.L.C.
#     3.400%, 03/08/21.............................     4,100   4,110,285
      4.000%, 03/30/22.............................     5,009   5,109,307
#     4.300%, 03/08/26.............................     2,000   2,027,890

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED KINGDOM -- (Continued)
HSBC USA, Inc.
    2.375%, 11/13/19.............................         317 $    313,662
    3.500%, 06/23/24.............................      12,593   12,390,500
Lloyds Banking Group P.L.C.
#   3.750%, 01/11/27.............................       4,750    4,539,269
#   4.375%, 03/22/28.............................       4,000    3,975,710
Nationwide Building Society
##  3.900%, 07/21/25.............................       4,600    4,600,566
Rolls-Royce P.L.C.
##  3.625%, 10/14/25.............................       9,100    8,993,252
Royal Bank of Scotland Group P.L.C.
#   4.800%, 04/05/26.............................       4,800    4,891,032
Standard Chartered P.L.C.
##  4.050%, 04/12/26.............................       4,380    4,271,678
TechnipFMC P.L.C.
##  3.450%, 10/01/22.............................       4,235    4,113,008
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................          82       84,197
#   4.375%, 03/16/21.............................         902      928,083
    2.500%, 09/26/22.............................       9,656    9,203,304
    7.875%, 02/15/30.............................       7,107    9,060,814
                                                              ------------
TOTAL UNITED KINGDOM.............................              169,289,546
                                                              ------------

UNITED STATES -- (38.1%)
21st Century Fox America, Inc.
    3.700%, 09/15/24............................. $    14,364   14,310,982
3M Co.
    2.875%, 10/15/27.............................      14,390   13,605,390
Abbott Laboratories
#   2.000%, 03/15/20.............................       7,212    7,080,679
    2.800%, 09/15/20.............................         130      129,172
    3.250%, 04/15/23.............................       3,200    3,141,803
    2.950%, 03/15/25.............................      12,469   11,826,203
AbbVie, Inc.
#   2.900%, 11/06/22.............................       2,800    2,725,056
    3.600%, 05/14/25.............................      18,850   18,288,019
Activision Blizzard, Inc.
    3.400%, 06/15/27.............................       4,448    4,212,991
Adobe Systems, Inc.
    3.250%, 02/01/25.............................       1,920    1,887,923
Advance Auto Parts, Inc.
    4.500%, 12/01/23.............................       1,186    1,213,996
Aetna, Inc.
    2.200%, 03/15/19.............................         339      337,203
    2.750%, 11/15/22.............................       8,320    8,009,856
#   3.500%, 11/15/24.............................       5,359    5,226,559
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.............................       3,410    3,295,834
Aflac, Inc.
#   2.400%, 03/16/20.............................       1,087    1,072,709
    3.250%, 03/17/25.............................      11,007   10,695,510

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Agilent Technologies, Inc.
    5.000%, 07/15/20.............................        17 $    17,674
Air Products & Chemicals, Inc.
    2.750%, 02/03/23.............................       976     954,180
Alabama Power Co.
    2.800%, 04/01/25.............................     2,560   2,406,541
Albemarle Corp.
    4.150%, 12/01/24.............................     7,365   7,480,174
Allstate Corp. (The)
    3.150%, 06/15/23.............................     5,073   4,999,137
Alphabet, Inc.
#   3.375%, 02/25/24.............................     4,494   4,513,299
#   1.998%, 08/15/26.............................     7,385   6,594,704
Altria Group, Inc.
    4.750%, 05/05/21.............................       208     216,673
    2.850%, 08/09/22.............................     3,950   3,847,729
Amazon.com, Inc.
    3.800%, 12/05/24.............................     4,864   4,945,106
Ameren Corp.
    2.700%, 11/15/20.............................       988     974,407
American Express Credit Corp.
#   2.250%, 05/05/21.............................       148     144,193
    3.300%, 05/03/27.............................    16,929  16,181,415
American International Group, Inc.
    3.300%, 03/01/21.............................     1,483   1,477,045
    4.875%, 06/01/22.............................     1,425   1,490,255
    4.125%, 02/15/24.............................    10,069  10,135,801
    3.750%, 07/10/25.............................     8,747   8,561,220
    3.900%, 04/01/26.............................     5,374   5,245,155
American Water Capital Corp.
#   3.850%, 03/01/24.............................     2,115   2,142,031
    2.950%, 09/01/27.............................       584     546,657
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................       129     133,948
    4.000%, 10/15/23.............................     3,722   3,811,102
    2.875%, 09/15/26.............................     6,175   5,751,827
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................     1,223   1,190,617
Amgen, Inc.
    4.100%, 06/15/21.............................     6,993   7,154,242
#   3.625%, 05/22/24.............................     6,399   6,374,428
#   3.125%, 05/01/25.............................     3,200   3,056,494
    2.600%, 08/19/26.............................     4,147   3,735,405
Analog Devices, Inc.
    3.900%, 12/15/25.............................     4,965   4,935,476
#   3.500%, 12/05/26.............................     1,977   1,889,655
Anthem, Inc.
    3.125%, 05/15/22.............................     2,177   2,128,506
Anthem, Inc.
    4.350%, 08/15/20.............................     1,087   1,114,841
    3.500%, 08/15/24.............................     4,986   4,845,485
    3.650%, 12/01/27.............................     2,000   1,901,778

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Apache Corp.
    3.250%, 04/15/22.............................     8,142 $ 8,033,917
Apple, Inc.
    2.250%, 02/23/21.............................     4,942   4,858,453
#   2.400%, 05/03/23.............................    23,000  22,085,341
#   3.450%, 05/06/24.............................    19,459  19,470,422
#   2.500%, 02/09/25.............................     4,560   4,279,293
#   3.250%, 02/23/26.............................    19,942  19,412,170
    2.450%, 08/04/26.............................    17,090  15,676,999
    3.350%, 02/09/27.............................    33,607  32,867,325
    3.000%, 06/20/27.............................    11,436  10,863,910
#   3.000%, 11/13/27.............................    26,919  25,429,320
Applied Materials, Inc.
    4.300%, 06/15/21.............................       640     661,491
    3.300%, 04/01/27.............................     6,750   6,532,210
Archer-Daniels-Midland Co.
#   2.500%, 08/11/26.............................     4,942   4,489,394
Arizona Public Service Co.
    8.750%, 03/01/19.............................       210     220,470
#   3.150%, 05/15/25.............................     9,580   9,273,910
Arrow Electronics, Inc.
#   3.875%, 01/12/28.............................     5,185   4,876,124
Associated Banc-Corp
    2.750%, 11/15/19.............................        53      52,566
Assurant, Inc.
    4.000%, 03/15/23.............................     6,399   6,380,511
AT&T, Inc.
#   3.000%, 02/15/22.............................     6,325   6,220,571
    3.800%, 03/15/22.............................     5,056   5,103,494
    3.950%, 01/15/25.............................     9,885   9,786,634
    3.400%, 05/15/25.............................    23,617  22,441,759
Autodesk, Inc.
#   3.125%, 06/15/20.............................       372     370,594
    4.375%, 06/15/25.............................     3,015   3,056,472
    3.500%, 06/15/27.............................     7,789   7,332,965
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................    12,356  12,257,960
AutoZone, Inc.
    2.875%, 01/15/23.............................    11,988  11,564,876
#   3.125%, 07/15/23.............................     1,270   1,236,117
    3.250%, 04/15/25.............................     6,203   5,943,628
    3.125%, 04/21/26.............................       988     919,069
Avnet, Inc.
#   4.625%, 04/15/26.............................     5,560   5,482,958
Baker Hughes a GE Co. LLC
    3.200%, 08/15/21.............................       183     183,317
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.............................     3,218   3,143,214
    2.400%, 08/15/26.............................       692     627,614
Bank of America Corp.
    4.000%, 04/01/24.............................     6,120   6,202,089
#   3.875%, 08/01/25.............................     2,350   2,327,401

                                                        FACE
                                                       AMOUNT^   VALUE+
                                                       -------   ------
                                                        (000)
UNITED STATES -- (Continued)
Bank of America Corp. Floating Rate Note
(r)##  3.419%, 12/20/28.............................    15,341 $14,388,113
Bank of New York Mellon Corp. (The)
       5.450%, 05/15/19.............................       386     397,134
       3.650%, 02/04/24.............................    10,524  10,567,445
       3.000%, 02/24/25.............................     2,560   2,448,655
       2.800%, 05/04/26.............................     6,436   6,019,493
Baxter International, Inc.
       1.700%, 08/15/21.............................       890     844,296
       2.600%, 08/15/26.............................     4,201   3,781,492
Bed Bath & Beyond, Inc.
#      3.749%, 08/01/24.............................       527     450,008
Bemis Co., Inc.
       4.500%, 10/15/21.............................       640     661,138
Berkshire Hathaway Energy Co.
       2.400%, 02/01/20.............................       316     313,404
Berkshire Hathaway Finance Corp.
       1.300%, 05/15/18.............................       155     154,946
       3.000%, 05/15/22.............................       976     971,349
Berkshire Hathaway, Inc.
#      2.200%, 03/15/21.............................     1,924   1,890,065
#      3.750%, 08/15/21.............................     2,560   2,620,650
       3.400%, 01/31/22.............................     3,200   3,245,083
       3.000%, 02/11/23.............................     3,491   3,471,915
#      3.125%, 03/15/26.............................    33,128  31,885,968
Biogen, Inc.
       2.900%, 09/15/20.............................    14,678  14,607,597
#      4.050%, 09/15/25.............................     7,000   7,010,729
BlackRock, Inc.
       4.250%, 05/24/21.............................     1,977   2,046,272
       3.200%, 03/15/27.............................    24,563  23,586,397
Boeing Co. (The)
       8.750%, 08/15/21.............................       977   1,151,039
       2.500%, 03/01/25.............................     6,399   5,988,583
       2.600%, 10/30/25.............................     3,568   3,356,683
Booking Holdings, Inc.
       3.600%, 06/01/26.............................    10,484  10,152,716
Boston Scientific Corp.
       4.125%, 10/01/23.............................     1,472   1,495,863
Bristol-Myers Squibb Co.
#      2.000%, 08/01/22.............................     4,244   4,053,870
Brown & Brown, Inc.
       4.200%, 09/15/24.............................     4,660   4,702,672
Buckeye Partners L.P.
#      4.150%, 07/01/23.............................     1,920   1,915,002
       3.950%, 12/01/26.............................     7,413   6,973,193
Bunge, Ltd. Finance Corp.
       3.750%, 09/25/27.............................     4,400   4,165,084
Burlington Northern Santa Fe LLC
#      3.000%, 04/01/25.............................     4,279   4,133,509
       7.000%, 12/15/25.............................       858   1,040,022

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
CA, Inc.
#   4.700%, 03/15/27.............................    17,502 $17,601,304
Campbell Soup Co.
    4.250%, 04/15/21.............................     1,024   1,051,688
    2.500%, 08/02/22.............................     1,939   1,849,980
    3.300%, 03/19/25.............................     4,045   3,865,618
#   4.150%, 03/15/28.............................     9,628   9,329,333
Capital One Bank USA NA
    2.300%, 06/05/19.............................       529     524,938
Capital One Financial Corp.
    4.750%, 07/15/21.............................     1,956   2,032,030
    3.750%, 04/24/24.............................     4,607   4,524,104
    3.750%, 03/09/27.............................     5,000   4,741,208
Cardinal Health, Inc.
    4.625%, 12/15/20.............................       640     659,204
    3.200%, 06/15/22.............................     3,840   3,770,138
#   3.410%, 06/15/27.............................    10,718   9,953,191
Caterpillar, Inc.
    2.600%, 06/26/22.............................     2,531   2,466,941
#   3.400%, 05/15/24.............................     1,823   1,815,685
CBS Corp.
#   3.375%, 03/01/22.............................     2,276   2,254,470
#   3.500%, 01/15/25.............................     2,364   2,271,880
    2.900%, 01/15/27.............................    26,061  23,296,449
    7.875%, 07/30/30.............................     1,137   1,425,967
Celgene Corp.
    4.000%, 08/15/23.............................     8,237   8,292,176
    3.625%, 05/15/24.............................     4,433   4,333,089
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.............................     1,549   1,589,702
    4.000%, 04/01/28.............................     4,800   4,750,407
Charles Schwab Corp. (The)
    3.000%, 03/10/25.............................    12,777  12,262,036
Chevron Corp.
#   3.191%, 06/24/23.............................    15,766  15,665,213
    2.954%, 05/16/26.............................    11,356  10,848,322
Cigna Corp.
    4.000%, 02/15/22.............................       743     753,768
Cincinnati Financial Corp.
    6.920%, 05/15/28.............................     4,000   4,920,437
Cisco Systems, Inc.
#   3.625%, 03/04/24.............................     1,920   1,949,206
Citigroup, Inc.
    4.500%, 01/14/22.............................     1,472   1,524,700
    3.875%, 10/25/23.............................     2,843   2,854,351
    3.750%, 06/16/24.............................     2,560   2,543,553
#   3.300%, 04/27/25.............................     7,679   7,353,776
Clorox Co. (The)
    3.500%, 12/15/24.............................     3,200   3,191,459
CME Group, Inc.
#   3.000%, 03/15/25.............................     2,833   2,731,993
CMS Energy Corp.
    3.875%, 03/01/24.............................     1,725   1,727,795
    3.600%, 11/15/25.............................     3,163   3,089,650
    3.000%, 05/15/26.............................     4,942   4,639,153

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
CNA Financial Corp.
#     4.500%, 03/01/26.............................     6,457 $ 6,613,314
Coca-Cola Co. (The)
#     1.875%, 10/27/20.............................    18,435  18,017,617
#     3.300%, 09/01/21.............................     1,696   1,715,124
#     3.200%, 11/01/23.............................    21,537  21,478,487
      2.250%, 09/01/26.............................    12,603  11,405,032
#     2.900%, 05/25/27.............................    23,535  22,334,593
Colgate-Palmolive Co.
#     1.950%, 02/01/23.............................     6,926   6,574,245
Comcast Cable Communications Holdings, Inc.
      9.455%, 11/15/22.............................     2,956   3,698,509
Comcast Corp.
      3.600%, 03/01/24.............................     4,324   4,308,428
#     3.375%, 08/15/25.............................     4,217   4,094,260
      3.150%, 03/01/26.............................     8,698   8,274,483
Conagra Brands, Inc.
      3.200%, 01/25/23.............................     4,643   4,555,739
ConocoPhillips Co.
      2.400%, 12/15/22.............................     1,920   1,833,259
      3.350%, 11/15/24.............................     4,480   4,393,222
      4.950%, 03/15/26.............................    14,827  15,966,216
Consolidated Edison Co. of New York, Inc.
      3.300%, 12/01/24.............................     1,280   1,255,449
Corning, Inc.
      3.700%, 11/15/23.............................     2,710   2,690,525
Costco Wholesale Corp.
      3.000%, 05/18/27.............................    19,000  18,064,819
Cox Communications, Inc.
##    3.250%, 12/15/22.............................     2,224   2,168,292
## #  3.850%, 02/01/25.............................     6,790   6,713,700
CSX Corp.
      4.250%, 06/01/21.............................       748     768,653
CVS Health Corp.
#     2.800%, 07/20/20.............................     1,913   1,901,205
#     2.125%, 06/01/21.............................     1,285   1,239,784
      3.375%, 08/12/24.............................    14,857  14,342,180
      3.875%, 07/20/25.............................     8,894   8,745,178
Danaher Corp.
      3.350%, 09/15/25.............................     1,483   1,468,626
Deere & Co.
#     5.375%, 10/16/29.............................       467     531,769
Discovery Communications LLC
##    2.800%, 06/15/20.............................       544     537,695
      3.300%, 05/15/22.............................     1,408   1,385,943
##    3.500%, 06/15/22.............................     7,694   7,609,881
      3.250%, 04/01/23.............................       640     619,433
##    3.900%, 11/15/24.............................     5,376   5,254,931
      3.450%, 03/15/25.............................     5,671   5,413,662
Dollar General Corp.
#     3.250%, 04/15/23.............................     6,733   6,607,059
      4.150%, 11/01/25.............................     1,104   1,114,428

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Dominion Energy Gas Holdings LLC
#   2.800%, 11/15/20.............................       7,166 $ 7,094,756
    3.600%, 12/15/24.............................       3,200   3,145,261
Dominion Energy, Inc.
    3.625%, 12/01/24.............................       1,280   1,258,786
    3.900%, 10/01/25.............................      10,013   9,896,322
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................       2,694   2,623,247
    3.500%, 10/01/24.............................       7,452   7,283,137
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25.............................       5,885   5,547,120
Dr. Pepper Snapple Group, Inc.
    2.000%, 01/15/20.............................          88      86,356
DTE Energy Co.
    2.400%, 12/01/19.............................       2,145   2,115,738
    3.850%, 12/01/23.............................         960     964,877
    2.850%, 10/01/26.............................       1,000     908,012
Duke Energy Corp.
    3.050%, 08/15/22.............................      11,244  11,029,475
#   3.750%, 04/15/24.............................       5,705   5,686,031
DXC Technology Co.
    4.450%, 09/18/22.............................       3,200   3,259,787
Eastman Chemical Co.
#   2.700%, 01/15/20.............................         439     436,392
    4.500%, 01/15/21.............................          88      90,425
    3.600%, 08/15/22.............................         297     296,461
    3.800%, 03/15/25.............................       9,527   9,532,394
Eaton Corp.
    4.000%, 11/02/32.............................       2,600   2,550,044
Eaton Vance Corp.
    3.500%, 04/06/27.............................       8,762   8,532,079
eBay, Inc.
#   3.800%, 03/09/22.............................       7,413   7,494,157
    2.600%, 07/15/22.............................       2,688   2,587,705
#   3.600%, 06/05/27.............................      13,375  12,671,454
Ecolab, Inc.
    4.350%, 12/08/21.............................       1,072   1,112,139
#   2.700%, 11/01/26.............................       4,448   4,101,927
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.............................         150     154,297
Electronic Arts, Inc.
    4.800%, 03/01/26............................. $    15,000  15,778,080
Emerson Electric Co.
    3.150%, 06/01/25.............................       5,312   5,195,605
Energy Transfer Partners L.P.
#   4.750%, 01/15/26.............................       5,733   5,720,741
Enterprise Products Operating LLC
    5.200%, 09/01/20.............................         480     501,252
    3.900%, 02/15/24.............................       2,080   2,088,887
#   3.750%, 02/15/25.............................       1,977   1,960,250
    3.700%, 02/15/26.............................       5,276   5,159,687

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
EOG Resources, Inc.
      4.100%, 02/01/21.............................       1,722 $ 1,755,458
#     2.625%, 03/15/23.............................       3,756   3,588,214
      3.150%, 04/01/25.............................       6,718   6,447,401
EQT Corp.
      3.900%, 10/01/27.............................      14,255  13,561,402
ERAC USA Finance LLC
## #  3.850%, 11/15/24.............................       6,590   6,568,532
Eversource Energy
      2.500%, 03/15/21.............................         494     484,523
      2.800%, 05/01/23.............................       4,743   4,560,980
Exelon Corp.
      2.450%, 04/15/21.............................         370     358,874
      3.950%, 06/15/25.............................       2,323   2,304,042
#     3.400%, 04/15/26.............................      20,540  19,626,377
Exelon Generation Co. LLC
      2.950%, 01/15/20.............................         326     324,818
Express Scripts Holding Co.
      3.900%, 02/15/22.............................       4,767   4,784,781
      3.500%, 06/15/24.............................       8,342   7,988,888
#     3.400%, 03/01/27.............................      14,920  13,729,150
Exxon Mobil Corp.
#     3.176%, 03/15/24.............................      32,923  32,802,794
      3.043%, 03/01/26.............................       4,942   4,778,490
FedEx Corp.
#     2.625%, 08/01/22.............................       4,357   4,229,374
#     4.000%, 01/15/24.............................       8,491   8,689,565
      3.200%, 02/01/25.............................       3,744   3,610,639
      3.400%, 02/15/28.............................       5,250   5,023,109
Fidelity National Information Services, Inc.
      2.250%, 08/15/21.............................       3,855   3,716,644
      5.000%, 10/15/25.............................       4,265   4,499,373
Fifth Third Bancorp
      3.500%, 03/15/22.............................          56      55,952
#     3.950%, 03/14/28.............................      21,032  20,810,967
Ford Motor Credit Co. LLC
      2.459%, 03/27/20.............................         635     625,461
      3.200%, 01/15/21.............................       1,200   1,189,139
#     3.219%, 01/09/22.............................       8,750   8,570,627
#     4.375%, 08/06/23.............................       8,417   8,476,559
      3.664%, 09/08/24.............................       4,875   4,673,390
GATX Corp.
      3.250%, 03/30/25.............................       5,120   4,816,070
#     3.250%, 09/15/26.............................       6,368   5,887,607
General Dynamics Corp.
#     2.250%, 11/15/22.............................       4,800   4,586,426
      2.125%, 08/15/26.............................       7,339   6,526,417
General Electric Co.
      0.375%, 05/17/22............................. EUR  11,546  13,860,125
#     3.375%, 03/11/24.............................       3,200   3,119,247
      6.750%, 03/15/32.............................      26,911  32,998,056
General Mills, Inc.
#     3.150%, 12/15/21.............................         748     741,369
#     4.200%, 04/17/28.............................       8,600   8,466,190

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
General Motors Co.
#   4.200%, 10/01/27.............................     2,000 $ 1,913,995
General Motors Financial Co., Inc.
#   5.250%, 03/01/26.............................    17,826  18,531,856
#   4.350%, 01/17/27.............................     4,942   4,809,643
Georgia Power Co.
    2.850%, 05/15/22.............................     1,830   1,787,688
    3.250%, 04/01/26.............................     3,000   2,867,842
    3.250%, 03/30/27.............................    14,966  14,228,822
Georgia-Pacific LLC
    7.750%, 11/15/29.............................     1,000   1,338,292
Gilead Sciences, Inc.
    2.050%, 04/01/19.............................       175     174,154
#   4.400%, 12/01/21.............................     1,414   1,467,547
#   3.700%, 04/01/24.............................    10,612  10,694,432
    3.650%, 03/01/26.............................     8,806   8,700,761
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.............................        42      44,411
    5.250%, 07/27/21.............................     2,240   2,368,067
    4.000%, 03/03/24.............................    21,404  21,475,075
#   3.750%, 05/22/25.............................     7,413   7,240,463
    3.750%, 02/25/26.............................     2,000   1,936,195
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................     2,466   2,542,795
Halliburton Co.
    3.500%, 08/01/23.............................     6,399   6,370,377
#   3.800%, 11/15/25.............................     2,441   2,422,086
Harley-Davidson, Inc.
    3.500%, 07/28/25.............................     5,593   5,433,274
Harris Corp.
    2.700%, 04/27/20.............................       497     492,819
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................     6,737   7,137,392
Hasbro, Inc.
    3.500%, 09/15/27.............................     3,300   3,037,392
Hewlett Packard Enterprise Co.
#   4.900%, 10/15/25.............................     2,965   3,046,280
Home Depot, Inc. (The)
#   2.700%, 04/01/23.............................     1,280   1,247,616
    3.350%, 09/15/25.............................     3,642   3,589,625
Honeywell International, Inc.
#   2.500%, 11/01/26.............................     9,698   8,870,768
Hormel Foods Corp.
    4.125%, 04/15/21.............................     1,479   1,519,280
Humana, Inc.
    3.850%, 10/01/24.............................     7,825   7,823,215
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................     1,582   1,575,000
    2.300%, 01/14/22.............................     3,292   3,163,645

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................     1,936 $ 1,901,079
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................       310     308,588
    3.500%, 03/01/24.............................     6,399   6,451,131
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................       261     270,178
Intel Corp.
#   2.700%, 12/15/22.............................       931     911,978
#   3.150%, 05/11/27.............................     2,500   2,408,357
    4.000%, 12/15/32.............................     3,200   3,264,298
International Business Machines Corp.
    2.250%, 02/19/21.............................    19,769  19,424,850
    3.375%, 08/01/23.............................     4,409   4,394,362
#   3.625%, 02/12/24.............................     9,600   9,617,760
#   3.300%, 01/27/27.............................    26,154  25,397,003
International Paper Co.
    3.650%, 06/15/24.............................     7,850   7,722,449
    3.800%, 01/15/26.............................     3,050   2,970,304
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................     3,903   3,924,980
ITC Holdings Corp.
    3.650%, 06/15/24.............................     9,714   9,577,887
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................     9,046   9,367,519
Jefferies Group LLC / Jefferies Group Capital
 Finance, Inc.
    4.850%, 01/15/27.............................     4,843   4,829,531
JM Smucker Co. (The)
    3.500%, 03/15/25.............................     6,042   5,866,788
John Deere Capital Corp.
    2.550%, 01/08/21.............................     9,591   9,438,390
    3.350%, 06/12/24.............................     6,195   6,126,596
Johnson & Johnson
    1.650%, 03/01/21.............................     1,483   1,440,166
    3.375%, 12/05/23.............................     6,399   6,462,271
    2.450%, 03/01/26.............................     3,212   2,981,823
JPMorgan Chase & Co.
    4.350%, 08/15/21.............................     1,986   2,052,030
#   3.625%, 05/13/24.............................    12,131  12,039,788
    3.900%, 07/15/25.............................    13,351  13,267,595
Juniper Networks, Inc.
    4.600%, 03/15/21.............................     2,560   2,614,925
    4.500%, 03/15/24.............................     4,224   4,292,122
Kellogg Co.
    3.250%, 04/01/26.............................    13,739  12,948,315
#   3.400%, 11/15/27.............................    14,600  13,701,952
    7.450%, 04/01/31.............................     5,259   6,676,437
KeyBank NA
    2.500%, 12/15/19.............................       153     151,980
KeyCorp
    2.900%, 09/15/20.............................     1,449   1,438,713
#   5.100%, 03/24/21.............................     1,395   1,463,581

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................       491 $   487,890
    2.400%, 06/01/23.............................     1,920   1,843,253
Kohl's Corp.
    4.750%, 12/15/23.............................     1,417   1,459,453
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................     9,148   9,099,950
    3.950%, 07/15/25.............................    11,515  11,325,492
Kroger Co. (The)
#   3.850%, 08/01/23.............................     3,341   3,344,723
    7.500%, 04/01/31.............................     7,660   9,554,858
L3 Technologies, Inc.
    4.750%, 07/15/20.............................       544     562,543
    3.950%, 05/28/24.............................     2,469   2,459,113
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.............................     3,840   3,875,760
    3.600%, 09/01/27.............................     2,500   2,385,816
Lam Research Corp.
    3.800%, 03/15/25.............................     4,094   4,062,775
Legg Mason, Inc.
    3.950%, 07/15/24.............................     4,736   4,678,032
    4.750%, 03/15/26.............................     2,007   2,066,683
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................     6,665   6,930,222
Lincoln National Corp.
    6.250%, 02/15/20.............................       117     123,023
Lockheed Martin Corp.
    2.900%, 03/01/25.............................     4,480   4,250,942
    3.550%, 01/15/26.............................     4,800   4,726,020
Loews Corp.
    2.625%, 05/15/23.............................     3,761   3,604,653
#   3.750%, 04/01/26.............................    10,670  10,584,963
Lowe's Cos., Inc.
    3.120%, 04/15/22.............................       292 $   292,354
#   3.375%, 09/15/25.............................     5,183   5,093,031
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................     1,516   1,545,441
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................       893     878,363
    2.900%, 02/06/25.............................     8,028   7,674,589
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................     8,191   8,043,746
Marriott International, Inc.
#   2.875%, 03/01/21.............................     1,009     998,831
    4.000%, 04/15/28.............................     7,900   7,719,501
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................       523     518,624
    3.500%, 06/03/24.............................     8,320   8,192,155
MasterCard, Inc.
#   3.375%, 04/01/24.............................     1,787   1,789,189
Mastercard, Inc.
#   2.950%, 11/21/26.............................     2,700   2,582,133

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.............................     5,931 $ 5,683,399
McDonald's Corp.
#   2.200%, 05/26/20.............................       802     790,997
#   3.500%, 07/15/20.............................     4,915   4,970,938
#   2.625%, 01/15/22.............................     1,856   1,822,006
McKesson Corp.
    3.796%, 03/15/24.............................     4,348   4,315,823
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................     5,931   6,024,116
Merck & Co., Inc.
    2.800%, 05/18/23.............................    13,759  13,434,869
#   2.750%, 02/10/25.............................    11,609  11,091,974
MetLife, Inc.
    3.600%, 04/10/24.............................    16,140  16,141,155
Microsoft Corp.
    1.625%, 12/06/18.............................       962     958,329
    1.850%, 02/12/20.............................       122     120,347
#   3.000%, 10/01/20.............................     1,033   1,041,364
#   2.000%, 11/03/20.............................     8,600   8,453,937
#   3.625%, 12/15/23.............................     9,289   9,460,751
    2.700%, 02/12/25.............................     1,920   1,837,290
    3.125%, 11/03/25.............................     3,109   3,032,942
    2.400%, 08/08/26.............................    29,634  27,211,076
    3.300%, 02/06/27.............................    24,692  24,157,063
Mobil Corp.
    8.625%, 08/15/21.............................     1,288   1,513,005
Molson Coors Brewing Co.
#   3.500%, 05/01/22.............................     2,787   2,774,130
    3.000%, 07/15/26.............................    15,466  14,158,447
Monsanto Co.
    1.850%, 11/15/18.............................     2,925   2,912,063
    2.125%, 07/15/19.............................       261     258,646
    5.500%, 08/15/25.............................     2,240   2,422,202
Morgan Stanley
    7.300%, 05/13/19.............................       235     245,627
#   2.500%, 04/21/21.............................     2,471   2,414,063
    5.500%, 07/28/21.............................       865     919,064
    3.875%, 04/29/24.............................    11,982  11,991,850
    3.875%, 01/27/26.............................    16,453  16,200,431
    3.625%, 01/20/27.............................     1,500   1,445,159
Mosaic Co. (The)
    4.250%, 11/15/23.............................     3,965   3,971,566
    4.050%, 11/15/27.............................     6,000   5,665,189
Motorola Solutions, Inc.
    3.750%, 05/15/22.............................     3,200   3,181,737
    3.500%, 03/01/23.............................     3,200   3,130,789
MPLX L.P.
    4.125%, 03/01/27.............................     6,448   6,284,876
Nasdaq, Inc.
#   4.250%, 06/01/24.............................     2,816   2,838,894
National Oilwell Varco, Inc.
    2.600%, 12/01/22.............................     8,023   7,643,799

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
National Rural Utilities Cooperative Finance
 Corp.
    8.000%, 03/01/32.............................     2,708 $ 3,766,758
NetApp, Inc.
    3.250%, 12/15/22.............................     1,088   1,062,657
Newell Brands, Inc.
    4.000%, 06/15/22.............................     6,483   6,457,375
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.............................       828     852,872
#   3.550%, 05/01/27.............................    20,641  19,809,620
NIKE, Inc.
#   2.375%, 11/01/26.............................    28,083  25,630,920
NiSource, Inc.
    3.850%, 02/15/23.............................     2,335   2,349,843
Noble Energy, Inc.
    4.150%, 12/15/21.............................     1,717   1,745,184
    3.900%, 11/15/24.............................     1,556   1,544,788
    3.850%, 01/15/28.............................     1,000     962,955
Nordstrom, Inc.
    4.750%, 05/01/20.............................     1,337   1,374,958
#   4.000%, 10/15/21.............................       960     971,518
#   4.000%, 03/15/27.............................    12,652  12,132,297
Norfolk Southern Corp.
    2.903%, 02/15/23.............................     4,480   4,367,904
Northern Trust Corp.
    3.375%, 08/23/21.............................     1,920   1,939,655
Northrop Grumman Corp.
    3.250%, 08/01/23.............................       988     973,991
Nuveen Finance LLC
##  4.125%, 11/01/24.............................     2,748   2,755,416
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.............................       722     732,866
#   3.600%, 09/01/27.............................    18,580  17,627,489
Occidental Petroleum Corp.
    2.700%, 02/15/23.............................       420     407,598
#   3.400%, 04/15/26.............................     7,291   7,125,639
    3.000%, 02/15/27.............................     7,118   6,740,829
Ohio Power Co.
    5.375%, 10/01/21.............................     2,308   2,459,028
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.............................     3,257   3,192,099
ONE Gas, Inc.
    2.070%, 02/01/19.............................       491     489,202
ONEOK, Inc.
#   4.000%, 07/13/27.............................     6,623   6,429,276
Oracle Corp.
    2.950%, 05/15/25.............................    27,858  26,681,325
    2.650%, 07/15/26.............................    39,785  36,804,783
    3.250%, 11/15/27.............................    26,794  25,711,572
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................     3,200   3,198,716
    3.750%, 02/15/24.............................     6,502   6,430,021
    3.500%, 06/15/25.............................     4,288   4,126,596
    2.950%, 03/01/26.............................     2,000   1,842,156

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Packaging Corp. of America
#   4.500%, 11/01/23.............................     3,888 $ 3,997,724
Parker-Hannifin Corp.
    3.300%, 11/21/24.............................     6,093   6,027,081
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.400%, 11/15/26.............................     1,000     937,426
PepsiCo, Inc.
#   2.150%, 10/14/20.............................     6,428   6,327,027
    2.750%, 03/05/22.............................     2,810   2,774,427
#   2.750%, 03/01/23.............................     4,480   4,387,979
    3.500%, 07/17/25.............................    13,489  13,439,453
Pfizer, Inc.
    3.000%, 06/15/23.............................     1,920   1,912,354
#   3.400%, 05/15/24.............................     6,399   6,373,534
#   3.000%, 12/15/26.............................    42,108  40,287,081
Philip Morris International, Inc.
#   3.250%, 11/10/24.............................     7,098   6,888,614
Phillips 66
    4.300%, 04/01/22.............................     4,235   4,382,384
Phillips 66 Partners L.P.
#   3.550%, 10/01/26.............................    21,603  20,371,204
PNC Bank NA
    3.300%, 10/30/24.............................     3,788   3,702,008
    2.950%, 02/23/25.............................     8,093   7,700,166
#   3.250%, 06/01/25.............................     8,000   7,737,913
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.............................       267     273,872
#   3.300%, 03/08/22.............................       795     791,696
PPG Industries, Inc.
    3.750%, 03/15/28.............................     3,357   3,324,871
PPL Capital Funding, Inc.
    3.400%, 06/01/23.............................     4,857   4,767,748
    3.100%, 05/15/26.............................     9,200   8,556,729
Praxair, Inc.
    2.200%, 08/15/22.............................       800     766,569
Precision Castparts Corp.
    2.500%, 01/15/23.............................     7,769   7,507,483
    3.250%, 06/15/25.............................    30,987  30,284,112
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................     4,444   4,338,475
    3.400%, 05/15/25.............................     5,700   5,532,931
    3.100%, 11/15/26.............................     4,547   4,259,808
Private Export Funding Corp.
#   4.300%, 12/15/21.............................       900     943,537
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................     1,515   1,474,708
    2.450%, 11/03/26.............................     1,077     992,503
#   2.850%, 08/11/27.............................    12,850  12,114,376

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Progress Energy, Inc.
    4.875%, 12/01/19.............................       547 $   560,267
    4.400%, 01/15/21.............................     1,225   1,253,982
    7.750%, 03/01/31.............................     2,500   3,349,171
Progressive Corp. (The)
    3.750%, 08/23/21                                  4,352   4,427,141
Prudential Financial, Inc.
#   4.500%, 11/15/20.............................       357     368,607
#   3.500%, 05/15/24.............................     9,600   9,564,395
PSEG Power LLC
    2.450%, 11/15/18.............................       523     521,860
    5.125%, 04/15/20.............................     2,243   2,320,814
    4.300%, 11/15/23.............................     5,815   5,912,423
Puget Energy, Inc.
    6.000%, 09/01/21.............................     7,900   8,475,578
QUALCOMM, Inc.
    2.250%, 05/20/20.............................       537     528,468
#   3.450%, 05/20/25.............................    11,243  10,759,019
Quest Diagnostics, Inc.
    3.500%, 03/30/25.............................       384     373,686
Raytheon Co.
#   3.125%, 10/15/20.............................     4,003   4,020,183
    2.500%, 12/15/22.............................       383     370,827
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.............................       960     998,202
    4.700%, 09/15/23.............................     3,840   3,950,771
    3.950%, 09/15/26.............................     9,489   9,313,657
Republic Services, Inc.
    5.500%, 09/15/19.............................       129     133,484
    3.550%, 06/01/22.............................     4,488   4,490,423
Reynolds American, Inc.
    6.875%, 05/01/20.............................     4,048   4,325,325
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................     5,738   5,463,445
Roper Technologies, Inc.
    3.000%, 12/15/20.............................     1,285   1,277,479
Ryder System, Inc.
#   2.450%, 09/03/19.............................       120     119,180
Santander Holdings USA, Inc.
    4.400%, 07/13/27.............................     2,000   1,957,264
Sempra Energy
    2.850%, 11/15/20.............................     5,338   5,274,607
    4.050%, 12/01/23.............................     4,205   4,276,409
    3.550%, 06/15/24.............................     6,528   6,423,202
Sherwin-Williams Co. (The)
#   3.450%, 08/01/25.............................     6,794   6,585,396
Southern Co. (The)
    3.250%, 07/01/26.............................     7,804   7,325,147
Southern Power Co.
    4.150%, 12/01/25.............................     1,433   1,448,194
Southwest Airlines Co.
    2.650%, 11/05/20.............................     5,140   5,075,318
    3.000%, 11/15/26.............................     9,166   8,595,875

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Southwest Gas Corp.
    3.700%, 04/01/28.............................     2,900 $ 2,878,685
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................     1,915   1,963,677
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................     3,200   3,348,665
Starbucks Corp.
    3.850%, 10/01/23.............................     1,231   1,261,118
State Street Corp.
    4.375%, 03/07/21.............................     2,096   2,174,432
    1.950%, 05/19/21.............................     2,356   2,280,514
    3.300%, 12/16/24.............................    13,947  13,714,709
    3.550%, 08/18/25.............................     8,254   8,202,484
Stryker Corp.
    2.625%, 03/15/21.............................       896     883,787
    3.375%, 05/15/24.............................       512     504,904
    3.375%, 11/01/25.............................    10,289  10,058,362
SunTrust Bank
    2.750%, 05/01/23.............................     3,172   3,049,188
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................     3,460   3,424,372
Sysco Corp.
    2.600%, 10/01/20.............................     2,965   2,931,218
    3.300%, 07/15/26.............................    15,704  14,995,256
Tapestry, Inc.
    4.250%, 04/01/25.............................    16,805  16,508,382
Target Corp.
    2.900%, 01/15/22.............................     3,559   3,544,392
#   2.500%, 04/15/26.............................     4,468   4,076,090
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................       210     218,419
#   2.950%, 04/01/22.............................     1,785   1,754,013
#   3.625%, 04/01/25.............................     7,358   7,325,403
Texas Instruments, Inc.
    2.250%, 05/01/23.............................       657     629,712
Time Warner, Inc.
#   4.750%, 03/29/21.............................     1,089   1,131,911
    4.000%, 01/15/22.............................     1,152   1,170,386
#   3.550%, 06/01/24.............................     4,480   4,376,924
    3.600%, 07/15/25.............................    10,695  10,329,419
    3.800%, 02/15/27.............................     5,417   5,236,278
Total System Services, Inc.
    4.800%, 04/01/26.............................     5,931   6,162,395
Travelers Cos., Inc. (The)
    3.900%, 11/01/20.............................     5,931   6,033,882
Tyson Foods, Inc.
    4.500%, 06/15/22.............................     5,527   5,717,079
U.S. Bancorp
#   2.350%, 01/29/21.............................       806     791,355
U.S. Bank NA
    2.800%, 01/27/25.............................     5,950   5,634,068
Unilever Capital Corp.
    2.000%, 07/28/26.............................     1,900   1,677,362

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Union Pacific Corp.
    2.250%, 02/15/19.............................       332 $   330,984
    2.750%, 04/15/23.............................       640     619,896
    3.250%, 01/15/25.............................     9,515   9,325,766
United Parcel Service, Inc.
#   3.050%, 11/15/27.............................     1,085   1,030,427
United Technologies Corp.
#   3.100%, 06/01/22.............................       158     156,197
    7.500%, 09/15/29.............................       615     787,918
UnitedHealth Group, Inc.
    2.750%, 02/15/23.............................     8,672   8,420,315
#   2.875%, 03/15/23.............................     5,760   5,619,629
    3.750%, 07/15/25.............................    11,730  11,717,458
    3.100%, 03/15/26.............................     1,290   1,230,860
Unum Group
    4.000%, 03/15/24.............................     5,051   5,064,628
    3.875%, 11/05/25.............................     1,977   1,917,407
Valero Energy Corp.
    9.375%, 03/15/19.............................        73      77,047
    3.400%, 09/15/26.............................     7,918   7,562,148
Verizon Communications, Inc.
#   3.500%, 11/01/24.............................     1,186   1,164,648
    3.376%, 02/15/25.............................    18,194  17,661,874
#   2.625%, 08/15/26.............................     2,026   1,817,452
    4.125%, 03/16/27.............................     2,000   1,995,523
Viacom, Inc.
    2.750%, 12/15/19.............................       293     290,261
    4.500%, 03/01/21.............................     1,856   1,905,337
    4.250%, 09/01/23.............................       640     643,341
#   3.875%, 04/01/24.............................     4,899   4,795,934
Visa, Inc.
    3.150%, 12/14/25.............................    14,555  14,179,526
Walgreen Co.
    3.100%, 09/15/22.............................     6,807   6,647,830
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.............................    12,828  12,775,919
    3.450%, 06/01/26.............................     2,965   2,778,657
Walmart, Inc.
#   2.550%, 04/11/23.............................     6,748   6,544,175
    3.300%, 04/22/24.............................     6,704   6,703,838
Walt Disney Co. (The)
#   3.150%, 09/17/25.............................     9,588   9,399,666
Waste Management, Inc.
    4.600%, 03/01/21.............................     1,831   1,897,153
    3.500%, 05/15/24.............................     4,942   4,899,944
    3.125%, 03/01/25.............................     3,460   3,317,663
WEC Energy Group, Inc.
    2.450%, 06/15/20.............................     1,658   1,634,441
    3.550%, 06/15/25.............................     6,271   6,154,687
Wells Fargo & Co.
    2.600%, 07/22/20.............................       297     293,884
#   3.500%, 03/08/22.............................     8,768   8,752,865
    3.000%, 02/19/25.............................    16,264  15,266,911
    3.000%, 04/22/26.............................     2,771   2,556,524

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
UNITED STATES -- (Continued)
Western Union Co. (The)
    5.253%, 04/01/20.............................     2,283 $    2,359,058
WestRock MWV LLC
    8.200%, 01/15/30.............................    19,367     25,937,709
Whirlpool Corp.
    4.700%, 06/01/22.............................     1,920      1,999,055
#   3.700%, 05/01/25.............................    15,463     15,228,805
Williams Partners L.P.
    4.000%, 09/15/25.............................    11,614     11,279,004
    3.750%, 06/15/27.............................     7,263      6,825,279
Wisconsin Electric Power Co.
    3.100%, 06/01/25.............................     3,200      3,092,965
Wm Wrigley Jr Co.
##  2.900%, 10/21/19.............................       174        173,955
Wyndham Worldwide Corp.
#   3.900%, 03/01/23.............................     7,541      7,143,866
Xerox Corp.
    4.070%, 03/17/22.............................     1,125      1,117,208
#   3.800%, 05/15/24.............................     4,290      4,156,052
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25.............................     5,634      5,422,226
Zoetis, Inc.
    3.000%, 09/12/27.............................    16,275     15,043,222
                                                            --------------
TOTAL UNITED STATES..............................            3,326,212,636
                                                            --------------
TOTAL BONDS......................................            4,585,515,233
                                                            --------------

AGENCY OBLIGATIONS -- (17.0%)
Federal Farm Credit Bank
    5.320%, 09/03/19.............................     6,305      6,542,957
    5.150%, 11/15/19.............................     5,233      5,441,802
    4.670%, 05/07/20.............................     1,658      1,725,981
    5.350%, 08/07/20.............................     1,984      2,102,306
    3.650%, 12/21/20.............................    13,026     13,344,733
    5.250%, 03/02/21.............................     1,806      1,929,756
    5.220%, 02/22/22.............................     1,480      1,607,122
    5.210%, 12/19/22.............................     6,276      6,898,868
    4.800%, 02/13/23.............................       576        624,080
    5.250%, 03/06/23.............................     1,776      1,961,514
    5.220%, 05/15/23.............................    14,240     15,753,926
    2.630%, 08/03/26.............................     5,760      5,537,376
    5.770%, 01/05/27.............................     1,920      2,292,854
Federal Home Loan Bank
    1.875%, 03/13/20.............................    37,260     36,819,438
    4.125%, 03/13/20.............................    26,560     27,310,054
    3.000%, 03/18/20.............................     5,350      5,392,656
#   3.375%, 06/12/20.............................     8,435      8,571,335
    2.875%, 09/11/20.............................     4,355      4,373,226
    4.625%, 09/11/20.............................     7,590      7,941,516
    3.125%, 12/11/20.............................     1,775      1,792,762
    5.250%, 12/11/20.............................     2,235      2,383,181
    1.750%, 03/12/21.............................    11,970     11,651,011
    5.000%, 03/12/21.............................     1,535      1,633,556
    2.250%, 06/11/21.............................    20,725     20,364,675

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
    3.625%, 06/11/21.............................     2,970 $    3,050,134
    5.625%, 06/11/21.............................    10,945     11,875,489
    2.375%, 09/10/21.............................    11,650     11,523,656
#   3.000%, 09/10/21.............................     9,245      9,330,054
    2.625%, 12/10/21.............................    31,855     31,676,230
    5.000%, 12/10/21.............................    13,470     14,466,430
    2.250%, 03/11/22.............................     2,960      2,899,054
    2.500%, 03/11/22.............................     3,255      3,222,720
    5.250%, 06/10/22.............................     2,440      2,678,056
    5.750%, 06/10/22.............................     5,775      6,442,353
#   2.000%, 09/09/22.............................     4,805      4,641,880
    5.375%, 09/30/22.............................    18,760     20,745,859
    5.250%, 12/09/22.............................     4,440      4,913,184
    4.750%, 03/10/23.............................    14,565     15,773,429
    3.250%, 06/09/23.............................    10,360     10,538,399
    2.500%, 12/08/23.............................     9,885      9,657,704
    3.250%, 03/08/24.............................    29,405     29,816,405
    2.875%, 06/14/24.............................     4,845      4,819,045
    5.375%, 08/15/24.............................     5,490      6,229,327
    5.365%, 09/09/24.............................       600        680,329
    2.875%, 09/13/24.............................    65,240     64,690,940
    2.750%, 12/13/24.............................    75,120     73,809,757
    4.375%, 03/13/26.............................     5,950      6,404,794
    5.750%, 06/12/26.............................    11,775     13,977,620
Federal Home Loan Mortgage Corp.
#   6.750%, 09/15/29.............................    18,505     24,529,932
    6.750%, 03/15/31.............................    22,231     30,126,495
    6.250%, 07/15/32.............................    20,757     27,533,517
Federal National Mortgage Association
    1.500%, 06/22/20.............................     4,496      4,396,234
#   1.250%, 05/06/21.............................     4,942      4,743,228
    2.000%, 01/05/22.............................    22,734     22,093,811
#   2.375%, 01/19/23.............................    38,550     37,694,845
    2.625%, 09/06/24.............................   151,431    147,987,762
    2.125%, 04/24/26.............................    62,470     58,170,003
#   1.875%, 09/24/26.............................   100,229     90,714,963
    6.250%, 05/15/29.............................    52,706     67,084,355
    7.125%, 01/15/30.............................     6,399      8,756,500
    7.250%, 05/15/30.............................    21,301     29,568,919
    6.625%, 11/15/30.............................   110,212    147,271,997
Tennessee Valley Authority
    3.875%, 02/15/21.............................    31,374     32,361,810
#   1.875%, 08/15/22.............................    37,801     36,355,830
#   2.875%, 09/15/24.............................    55,279     54,692,379
    6.750%, 11/01/25.............................    25,327     31,478,650
    2.875%, 02/01/27.............................    16,804     16,303,795
    7.125%, 05/01/30.............................    42,633     58,508,591
                                                            --------------
TOTAL AGENCY OBLIGATIONS.........................            1,488,233,149
                                                            --------------

U.S. TREASURY OBLIGATIONS -- (26.2%)
U.S. Treasury Bonds
    8.125%, 05/15/21.............................    36,590     42,419,638
    8.125%, 08/15/21.............................    35,376     41,439,550

                                                        FACE
                                                       AMOUNT^       VALUE+
                                                       -------       ------
                                                        (000)
      7.250%, 08/15/22.............................       28,625 $   33,858,889
      6.250%, 08/15/23.............................       51,143     59,765,741
      7.500%, 11/15/24.............................       49,371     63,003,570
      6.875%, 08/15/25.............................       39,904     50,337,092
      6.000%, 02/15/26.............................       44,152     53,644,073
#     6.750%, 08/15/26.............................       38,863     49,837,371
      6.625%, 02/15/27.............................       44,651     57,470,464
      6.125%, 11/15/27.............................       29,406     37,164,635
      5.250%, 11/15/28.............................       10,442     12,600,678
      5.250%, 02/15/29.............................       99,685    120,712,305
      6.125%, 08/15/29.............................       25,585     33,325,071
      6.250%, 05/15/30.............................       25,710     34,215,656
      5.375%, 02/15/31.............................       70,000     87,830,859
U.S. Treasury Notes
      2.000%, 09/30/20.............................       41,723     41,162,742
      3.625%, 02/15/21.............................       39,044     40,100,728
      3.125%, 05/15/21.............................       40,000     40,540,625
      1.125%, 07/31/21.............................       24,711     23,520,138
      1.250%, 10/31/21.............................       49,423     47,049,834
      2.000%, 10/31/21.............................       54,125     52,862,593
      1.625%, 08/15/22.............................       88,961     84,912,198
      2.125%, 12/31/22.............................       24,711     24,004,711
#     1.500%, 02/28/23.............................       76,308     71,867,013
      1.500%, 03/31/23.............................       86,984     81,812,248
      1.750%, 05/15/23.............................       68,203     64,830,244
      1.250%, 07/31/23.............................       39,538     36,515,505
      2.750%, 02/15/24.............................       70,834     70,427,457
      2.500%, 05/15/24.............................       86,868     85,069,757
      2.250%, 11/15/24.............................       67,709     65,103,694
      2.000%, 02/15/25.............................       24,711     23,329,012
      2.125%, 05/15/25.............................      108,730    103,254,895
      2.000%, 08/15/25.............................      150,000    140,917,968
      2.250%, 11/15/25.............................       68,895     65,727,445
      1.625%, 02/15/26.............................       64,249     58,404,120
      1.625%, 05/15/26.............................      125,533    113,749,751
      1.500%, 08/15/26.............................      103,787     92,808,550
      2.250%, 11/15/27.............................       84,018     79,138,018
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS....................               2,284,734,838
                                                                 --------------
TOTAL INVESTMENT SECURITIES........................               8,358,483,220
                                                                 --------------

                                                       SHARES
                                                       ------
SECURITIES LENDING COLLATERAL -- (4.3%)
(S)@  DFA Short Term Investment Fund...............   32,793,645    379,422,475
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $9,024,119,559)............................               $8,737,905,695
                                                                 ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


At April 30, 2018, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                     UNREALIZED
                                                                                      FOREIGN
                                                                                      EXCHANGE
                                                                    SETTLEMENT      APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                 DATE        (DEPRECIATION)
------------------ --------------- ---------------------------- ------------------ --------------
USD.. 76,928,497   EUR  62,393,359 State Street Bank and Trust       07/06/18        $1,206,627
USD.. 94,407,303   SEK 780,835,912 State Street Bank and Trust       07/09/18         4,764,939
USD.. 24,011,672   CAD  30,216,069 JP Morgan                         07/13/18           437,864
                                                                                     ----------
                                                                TOTAL APPRECIATION   $6,409,430
                                                                                     ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $  146,509,826   --    $  146,509,826
  Austria................................   --         1,939,622   --         1,939,622
  Belgium................................   --         8,778,808   --         8,778,808
  Canada.................................   --       131,928,280   --       131,928,280
  Denmark................................   --        33,773,961   --        33,773,961
  France.................................   --        67,439,904   --        67,439,904
  Germany................................   --        80,801,234   --        80,801,234
  Ireland................................   --        37,613,556   --        37,613,556
  Italy..................................   --        21,013,427   --        21,013,427
  Japan..................................   --        96,993,583   --        96,993,583
  Liberia................................   --         2,634,113   --         2,634,113
  Netherlands............................   --       167,502,458   --       167,502,458
  Norway.................................   --        18,491,769   --        18,491,769
  Spain..................................   --        46,977,679   --        46,977,679
  Supranational Organization Obligations.   --        40,201,460   --        40,201,460
  Sweden.................................   --       102,750,608   --       102,750,608
  Switzerland............................   --        84,662,763   --        84,662,763
  United Kingdom.........................   --       169,289,546   --       169,289,546
  United States..........................   --     3,326,212,636   --     3,326,212,636
Agency Obligations.......................   --     1,488,233,149   --     1,488,233,149
U.S. Treasury Obligations................   --     2,284,734,838   --     2,284,734,838
Securities Lending Collateral............   --       379,422,475   --       379,422,475
Forward Currency Contracts**.............   --         6,409,430   --         6,409,430
                                            --    --------------   --    --------------
TOTAL....................................   --    $8,744,315,125   --    $8,744,315,125
                                            ==    ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                FACE
                                                               AMOUNT       VALUE+
                                                             ----------- ------------
                                                               (000)
U.S. TREASURY OBLIGATIONS -- (19.7%)
Treasury Inflation Protected Security
 0.125%, 04/15/20........................................... $    22,007 $ 23,198,011
 0.125%, 04/15/21...........................................      25,686   26,600,143
 0.125%, 01/15/22...........................................      10,500   11,355,108
 0.125%, 04/15/22...........................................      14,300   14,334,929
 0.125%, 01/15/23...........................................      13,600   14,324,564
 0.625%, 01/15/24...........................................      11,900   12,659,850
 2.375%, 01/15/25...........................................      23,573   34,539,901
                                                                         ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................              137,012,506
                                                                         ------------

                                                               SHARES
                                                             -----------
AFFILIATED INVESTMENT COMPANIES -- (79.9%)
 Investment in DFA Intermediate Government Fixed Income
   Portfolio of DFA Investment Dimensions Group Inc.........  29,007,551  347,510,457
 Investment in DFA Two-Year Global Fixed Income Portfolio
   of DFA Investment Dimensions Group Inc...................  20,939,878  207,095,390
                                                                         ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........              554,605,847
                                                                         ------------
TOTAL INVESTMENT SECURITIES.................................              691,618,353
                                                                         ------------

                                                               SHARES       VALUE+
                                                             ----------- ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional U.S. Government Money Market
 Fund, 1.630%...............................................   2,671,144    2,671,144
                                                                         ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $712,007,016)...........             $694,289,497
                                                                         ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------
                                      LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                    ------------ ------------ ------- ------------
U.S. Treasury Obligations..........           -- $137,012,506   --    $137,012,506
Affiliated Investment Companies.... $554,605,847           --   --     554,605,847
Temporary Cash Investments.........    2,671,144           --   --       2,671,144
                                    ------------ ------------   --    ------------
TOTAL.............................. $557,276,991 $137,012,506   --    $694,289,497
                                    ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                               FACE
                                                             AMOUNT^^^    VALUE+
                                                             --------- ------------
                                                               (000)
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
 0.625%, 02/15/43...........................................  $22,942  $ 23,278,952
 1.375%, 02/15/44...........................................   16,878    19,920,521
 0.750%, 02/15/45...........................................   51,581    52,226,355
 1.000%, 02/15/46...........................................   49,140    52,532,261
 0.875%, 02/15/47...........................................   25,425    25,866,818
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................            173,824,907
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $171,923,195)...........           $173,824,907
                                                                       ------------

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                    LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                    ------- ------------ ------- ------------
U.S. Treasury Obligations..........   --    $173,824,907   --    $173,824,907
                                      --    ------------   --    ------------
TOTAL..............................   --    $173,824,907   --    $173,824,907
                                      ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                FACE
                                                              AMOUNT^^^      VALUE+
                                                             ----------- --------------
                                                                (000)
U.S. TREASURY OBLIGATIONS -- (99.7%)
Treasury Inflation Protected Security
 0.125%, 01/15/23........................................... $        -- $          122
 0.625%, 01/15/24...........................................     137,800    146,598,935
 0.125%, 07/15/24...........................................     249,000    252,896,424
 0.250%, 01/15/25...........................................     367,000    373,914,478
 2.375%, 01/15/25...........................................     199,500    292,309,957
 0.375%, 07/15/25...........................................     340,000    349,243,406
 0.625%, 01/15/26...........................................     435,000    451,692,126
 2.000%, 01/15/26...........................................     188,800    259,431,372
 0.125%, 07/15/26...........................................     413,700    409,797,256
 0.375%, 01/15/27...........................................     428,000    426,779,450
 2.375%, 01/15/27...........................................     160,500    225,211,876
 0.375%, 07/15/27...........................................     355,500    350,332,009
 1.750%, 01/15/28...........................................     168,700    218,582,925
 3.625%, 04/15/28...........................................     124,500    243,416,755
 2.500%, 01/15/29...........................................     165,500    225,250,192
 3.875%, 04/15/29...........................................     131,745    263,023,895
 3.375%, 04/15/32...........................................      54,000    100,814,162
                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS.............................              4,589,295,340
                                                                         --------------

                                                               SHARES
                                                             -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market
 Fund, 1.630%...............................................  12,606,412     12,606,412
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,631,197,702).........             $4,601,901,752
                                                                         ==============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------
                                      LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                    ----------- -------------- ------- --------------
U.S. Treasury Obligations..........          -- $4,589,295,340   --    $4,589,295,340
Temporary Cash Investments......... $12,606,412             --   --        12,606,412
                                    ----------- --------------   --    --------------
TOTAL.............................. $12,606,412 $4,589,295,340   --    $4,601,901,752
                                    =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
BONDS -- (89.2%)
AUSTRALIA -- (6.5%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22............................. EUR     200 $   241,277
ASB Finance, Ltd.
    0.500%, 06/10/22............................. EUR   3,800   4,582,133
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18.............................         358     357,884
    2.550%, 11/23/21.............................       2,700   2,625,535
    2.625%, 05/19/22.............................         250     242,467
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................         916     916,544
    2.250%, 03/13/19.............................       5,000   4,983,738
##  2.750%, 03/10/22.............................       7,974   7,776,239
    2.750%, 03/10/22.............................         200     195,040
    3.250%, 03/31/22............................. AUD   4,800   3,627,339
    0.500%, 07/11/22............................. EUR   2,500   3,025,258
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................       5,174   5,183,287
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................       3,500   3,476,702
    2.800%, 01/10/22.............................      15,000  14,702,877
    0.875%, 01/20/22............................. EUR   1,700   2,091,457
    2.500%, 05/22/22.............................       1,635   1,577,439
    0.350%, 09/07/22............................. EUR   1,600   1,921,938
Westpac Banking Corp.
#   2.600%, 11/23/20.............................      12,000  11,837,086
    2.100%, 05/13/21.............................         461     446,368
#   2.800%, 01/11/22.............................      16,749  16,444,468
    0.250%, 01/17/22............................. EUR     450     540,820
                                                              -----------
TOTAL AUSTRALIA..................................              86,795,896
                                                              -----------

AUSTRIA -- (0.8%)
Oesterreichische Kontrollbank AG
#   2.375%, 10/01/21.............................       6,200   6,092,624
Republic of Austria Government Bond
##  0.0%, 09/20/22............................... EUR   4,000   4,845,330
                                                              -----------
TOTAL AUSTRIA....................................              10,937,954
                                                              -----------

BELGIUM -- (0.4%)
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.............................       3,000   2,887,407
Dexia Credit Local SA
    0.250%, 06/02/22............................. EUR     350     424,448
Solvay Finance America LLC
##  3.400%, 12/03/20.............................       2,000   2,000,854
                                                              -----------
TOTAL BELGIUM....................................               5,312,709
                                                              -----------

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                     -  -------    ------
                                                         (000)
CANADA -- (9.8%)
Bank of Montreal
      2.375%, 01/25/19.............................          24 $     23,978
      1.900%, 08/27/21.............................       7,000    6,698,160
Bank of Nova Scotia (The)
#     2.350%, 10/21/20.............................      11,405   11,179,029
Canada Housing Trust No. 1
##    1.750%, 06/15/22............................. CAD   4,000    3,043,140
Canadian Imperial Bank of Commerce
      2.550%, 06/16/22.............................       2,500    2,413,429
CPPIB Capital, Inc.
##    2.250%, 01/25/22.............................       2,000    1,946,798
Enbridge, Inc.
      2.900%, 07/15/22.............................       2,000    1,930,896
Export Development Canada
      1.375%, 10/21/21.............................       5,000    4,753,595
Province of British Columbia Canada
      2.650%, 09/22/21.............................       2,000    1,980,118
Province of Manitoba Canada
      2.125%, 05/04/22.............................       8,500    8,169,993
Province of Ontario Canada
      2.500%, 09/10/21.............................       3,221    3,163,031
      2.400%, 02/08/22.............................       6,000    5,844,213
      1.350%, 03/08/22............................. CAD   2,400    1,794,537
      3.150%, 06/02/22............................. CAD  13,000   10,386,635
Province of Quebec Canada
      4.250%, 12/01/21............................. CAD  10,000    8,289,653
      2.375%, 01/31/22.............................       6,000    5,848,934
Royal Bank of Canada
      1.800%, 07/30/18.............................         980      978,521
#     1.500%, 07/29/19.............................       5,000    4,921,408
      2.350%, 10/30/20.............................       6,000    5,890,821
      1.583%, 09/13/21............................. CAD   6,000    4,505,456
      1.968%, 03/02/22............................. CAD   2,300    1,739,810
      2.000%, 03/21/22............................. CAD  11,000    8,324,686
Toronto-Dominion Bank (The)
#     2.625%, 09/10/18.............................         715      715,599
      2.125%, 07/02/19.............................       7,600    7,551,397
      2.250%, 11/05/19.............................       4,979    4,937,522
      2.500%, 12/14/20.............................      10,000    9,843,697
      1.994%, 03/23/22............................. CAD   3,700    2,803,522
                                                                ------------
TOTAL CANADA.......................................              129,678,578
                                                                ------------

DENMARK -- (0.2%)
Danske Bank A.S.
## #  2.750%, 09/17/20.............................       3,000    2,964,319
                                                                ------------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
FINLAND -- (0.1%)
Municipality Finance P.L.C.
    2.375%, 03/15/22.............................         650 $   634,849
                                                              -----------

FRANCE -- (3.0%)
Airgas, Inc.
    2.375%, 02/15/20.............................       4,000   3,952,587
BNP Paribas SA
#   2.375%, 05/21/20.............................         500     494,595
BPCE SA
    2.500%, 07/15/19.............................       1,650   1,639,102
#   2.650%, 02/03/21.............................       1,300   1,276,343
Electricite de France SA
##  2.350%, 10/13/20.............................       1,000     983,236
French Republic Government Bond OAT
    3.000%, 04/25/22............................. EUR   2,500   3,400,534
    2.250%, 10/25/22............................. EUR   7,000   9,330,470
Pernod Ricard SA
##  5.750%, 04/07/21.............................       5,000   5,329,249
Sanofi
    4.000%, 03/29/21.............................         290     297,691
Total Capital Canada, Ltd.
    1.125%, 03/18/22............................. EUR   5,000   6,243,031
Total Capital International SA
    2.100%, 06/19/19.............................       7,000   6,958,997
                                                              -----------
TOTAL FRANCE.....................................              39,905,835
                                                              -----------

GERMANY -- (4.7%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19.............................       2,500   2,475,795
Daimler Finance North America LLC
##  2.700%, 08/03/20.............................       3,085   3,048,938
Deutsche Bank AG
    2.950%, 08/20/20.............................       1,900   1,869,696
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................         259     268,455
##  1.500%, 09/19/19.............................       5,570   5,461,289
FMS Wertmanagement
    1.375%, 06/08/21.............................       9,000   8,607,957
Kreditanstalt fuer Wiederaufbau
    1.875%, 06/30/20.............................       4,000   3,929,389
    2.750%, 09/08/20.............................       2,000   2,000,180
    2.900%, 06/06/22............................. AUD   2,000   1,515,562
    --%, 12/15/22................................ EUR  20,500  24,704,450
NRW Bank
    0.0%, 08/10/22............................... EUR   3,500   4,216,556
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20.............................       4,000   3,933,838
                                                              -----------
TOTAL GERMANY....................................              62,032,105
                                                              -----------

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
IRELAND -- (0.3%)
Allergan Finance LLC
      3.250%, 10/01/22.............................       2,300 $ 2,227,478
Allergan Funding SCS
      3.450%, 03/15/22.............................       2,000   1,966,053
                                                                -----------
TOTAL IRELAND......................................               4,193,531
                                                                -----------

ITALY -- (0.6%)
Intesa Sanpaolo SpA
## #  3.125%, 07/14/22.............................       8,000   7,706,960
                                                                -----------

JAPAN -- (4.0%)
American Honda Finance Corp.
      2.450%, 09/24/20.............................       3,000   2,965,345
Beam Suntory, Inc.
      1.750%, 06/15/18.............................       1,431   1,429,310
Daiwa Securities Group, Inc.
##    3.129%, 04/19/22.............................       1,770   1,733,142
Development Bank of Japan, Inc.
      1.875%, 10/03/18.............................         594     592,313
Mizuho Bank, Ltd.
##    2.700%, 10/20/20.............................       1,000     985,330
MUFG Bank, Ltd.
##    2.300%, 03/05/20.............................       3,900   3,839,214
Nissan Motor Acceptance Corp.
##    2.125%, 03/03/20.............................       2,250   2,212,114
Nomura Holdings, Inc.
      2.750%, 03/19/19.............................       1,500   1,499,337
Sumitomo Mitsui Banking Corp.
      2.450%, 01/10/19.............................       2,673   2,670,243
      2.450%, 01/16/20.............................       2,000   1,977,960
Sumitomo Mitsui Financial Group, Inc.
      2.058%, 07/14/21.............................         400     384,378
Toyota Credit Canada, Inc.
      2.020%, 02/28/22............................. CAD   6,500   4,919,487
      2.350%, 07/18/22............................. CAD   3,000   2,291,281
Toyota Motor Credit Corp.
      2.100%, 01/17/19.............................       8,526   8,508,263
      4.500%, 06/17/20.............................       1,900   1,963,040
#     1.900%, 04/08/21.............................      10,500  10,185,104
      2.600%, 01/11/22.............................       3,000   2,936,354
      3.300%, 01/12/22.............................       1,561   1,564,537
                                                                -----------
TOTAL JAPAN........................................              52,656,752
                                                                -----------

NETHERLANDS -- (5.8%)
Bank Nederlandse Gemeenten NV
##    2.375%, 02/01/22.............................      19,932  19,471,332
      2.375%, 02/01/22.............................      12,000  11,722,656
      1.000%, 03/15/22............................. GBP     750   1,021,786

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
NETHERLANDS -- (Continued)
Cooperatieve Rabobank UA
      4.500%, 01/11/21.............................       3,000 $ 3,099,632
      2.750%, 01/10/22.............................       5,000   4,888,893
      4.000%, 01/11/22............................. EUR   2,950   4,052,024
ING Bank NV
## #  2.750%, 03/22/21.............................       3,000   2,958,971
LyondellBasell Industries NV
      6.000%, 11/15/21.............................       1,000   1,074,820
Mylan, Inc.
      2.550%, 03/28/19.............................         197     196,228
Nederlandse Waterschapsbank NV
      1.625%, 03/04/20.............................       3,000   2,941,200
Shell International Finance BV
      4.300%, 09/22/19.............................           7       7,162
#     2.125%, 05/11/20.............................       2,200   2,171,646
#     1.875%, 05/10/21.............................      10,000   9,681,538
      1.750%, 09/12/21.............................      11,000  10,546,769
      1.000%, 04/06/22............................. EUR   2,000   2,484,073
                                                                -----------
TOTAL NETHERLANDS..................................              76,318,730
                                                                -----------

NORWAY -- (0.4%)
Kommunalbanken A.S.
      2.250%, 01/25/22.............................       5,000   4,867,665
Statoil ASA
      1.150%, 05/15/18.............................         236     235,910
                                                                -----------
TOTAL NORWAY.......................................               5,103,575
                                                                -----------

SPAIN -- (0.9%)
Santander Holdings USA, Inc.
      2.650%, 04/17/20.............................       2,000   1,976,419
Santander UK Group Holdings P.L.C.
#     2.875%, 08/05/21.............................         750     733,357
Santander UK P.L.C.
      2.500%, 03/14/19.............................         600     598,668
      2.375%, 03/16/20.............................       4,600   4,540,274
Telefonica Emisiones SAU
      5.134%, 04/27/20.............................       4,250   4,416,046
                                                                -----------
TOTAL SPAIN........................................              12,264,764
                                                                -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.8%)
Asian Development Bank
      2.000%, 02/16/22.............................       3,000   2,901,690
European Financial Stability Facility
      0.0%, 11/17/22............................... EUR   9,842  11,870,149
European Investment Bank
      2.875%, 09/15/20.............................       2,000   2,006,612
      1.625%, 12/15/20.............................       3,000   2,915,728

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    2.000%, 03/15/21.............................       7,000 $ 6,849,535
    1.375%, 09/15/21.............................      11,500  10,960,845
European Stability Mechanism
    0.0%, 10/18/22............................... EUR  13,950  16,824,773
International Bank for Reconstruction &
 Development
    1.625%, 03/09/21.............................       4,000   3,874,616
International Finance Corp.
    0.875%, 06/15/18.............................         215     214,727
Nordic Investment Bank
    2.125%, 02/01/22.............................       5,000   4,860,179
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              63,278,854
                                                              -----------

SWEDEN -- (5.4%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................       4,720   4,675,490
    1.000%, 09/15/21............................. SEK  10,000   1,176,731
    0.250%, 06/01/22............................. SEK 185,000  21,106,012
Nordea Bank AB
##  2.500%, 09/17/20.............................       4,000   3,938,222
##  2.250%, 05/27/21.............................       3,800   3,684,900
    0.300%, 06/30/22............................. EUR   1,000   1,203,958
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................         358     357,606
    1.875%, 09/07/21.............................         447     426,717
    0.250%, 02/28/22............................. EUR   1,900   2,289,281
Swedbank AB
    0.300%, 09/06/22............................. EUR   3,000   3,600,428
Sweden Government Bond
    3.500%, 06/01/22............................. SEK 225,500  29,658,517
                                                              -----------
TOTAL SWEDEN.....................................              72,117,862
                                                              -----------

SWITZERLAND -- (0.1%)
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................         425     417,274
Credit Suisse AG
    2.300%, 05/28/19.............................         625     622,265
    3.000%, 10/29/21.............................         480     474,982
                                                              -----------
TOTAL SWITZERLAND................................               1,514,521
                                                              -----------

UNITED KINGDOM -- (2.5%)
Aon Corp.
#   5.000%, 09/30/20.............................       2,710   2,816,262
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................       5,071   4,986,478

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                    -   -------   ------
                                                         (000)
UNITED KINGDOM -- (Continued)
Barclays P.L.C.
#     2.750%, 11/08/19.............................       2,000 $ 1,986,234
#     3.250%, 01/12/21.............................       1,500   1,486,445
BAT International Finance P.L.C.
## #  3.250%, 06/07/22.............................       7,900   7,767,634
BP Capital Markets P.L.C.
#     4.500%, 10/01/20.............................       3,750   3,881,737
British Telecommunications P.L.C.
      2.350%, 02/14/19.............................         700     697,093
HSBC Holdings P.L.C.
      4.000%, 03/30/22.............................         700     714,018
HSBC USA, Inc.
#     2.375%, 11/13/19.............................       3,281   3,246,455
Lloyds Banking Group P.L.C.
      3.100%, 07/06/21.............................       1,156   1,147,338
#     3.000%, 01/11/22.............................       1,000     980,838
Unilever Capital Corp.
      4.250%, 02/10/21.............................       1,200   1,239,366
Vodafone Group P.L.C.
      2.500%, 09/26/22.............................       2,500   2,382,794
                                                                -----------
TOTAL UNITED KINGDOM...............................              33,332,692
                                                                -----------

UNITED STATES -- (38.9%)
Abbott Laboratories
      4.125%, 05/27/20............................. $     4,000   4,079,662
      2.800%, 09/15/20.............................       3,500   3,477,701
AbbVie, Inc.
      2.500%, 05/14/20.............................       6,000   5,928,250
#     2.900%, 11/06/22.............................       1,000     973,234
Aetna, Inc.
      2.200%, 03/15/19.............................         340     338,198
Aflac, Inc.
      2.400%, 03/16/20.............................         315     310,859
Alphabet, Inc.
      3.625%, 05/19/21.............................       3,500   3,582,325
Altria Group, Inc.
      4.750%, 05/05/21.............................         500     520,850
Amazon.com, Inc.
#     2.600%, 12/05/19.............................       2,700   2,698,204
American Express Credit Corp.
      2.375%, 05/26/20.............................         800     789,824
American International Group, Inc.
#     2.300%, 07/16/19.............................       2,062   2,044,584
      3.375%, 08/15/20.............................       3,000   3,003,373
      6.400%, 12/15/20.............................       2,475   2,665,637
      3.300%, 03/01/21.............................         500     497,992
#     4.875%, 06/01/22.............................         600     627,476
Ameriprise Financial, Inc.
      5.300%, 03/15/20.............................       1,000   1,038,360
Amgen, Inc.
#     2.200%, 05/22/19.............................       4,311   4,290,264
Amphenol Corp.
      2.550%, 01/30/19.............................       3,800   3,795,556

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Apache Corp.
    2.625%, 01/15/23.............................       3,600 $3,420,048
Apple, Inc.
    2.250%, 02/23/21.............................       5,000  4,915,472
    2.500%, 02/09/22.............................       7,828  7,670,729
    2.300%, 05/11/22.............................       7,500  7,265,673
#   2.700%, 05/13/22.............................       4,362  4,292,021
    2.100%, 09/12/22.............................       5,000  4,792,350
AT&T, Inc.
#   5.800%, 02/15/19.............................       2,444  2,500,198
    2.450%, 06/30/20.............................       1,331  1,314,511
    4.600%, 02/15/21.............................       1,000  1,030,587
AutoZone, Inc.
    3.700%, 04/15/22.............................         750    755,128
Baker Hughes a GE Co. LLC / Baker Hughes
 Co-Obligor, Inc.
    2.773%, 12/15/22.............................       2,000  1,942,352
Bank of America Corp.
    2.600%, 01/15/19.............................         730    729,868
    2.625%, 10/19/20.............................       2,500  2,470,096
Bank of New York Mellon Corp. (The)
    4.600%, 01/15/20.............................       1,200  1,232,872
    2.150%, 02/24/20.............................       1,200  1,184,101
BB&T Corp.
    6.850%, 04/30/19.............................       2,000  2,082,221
    2.050%, 05/10/21.............................         731    706,322
Biogen, Inc.
    2.900%, 09/15/20.............................       1,500  1,492,805
    3.625%, 09/15/22.............................       2,000  1,999,983
BlackRock, Inc.
    5.000%, 12/10/19.............................       1,807  1,869,693
Booking Holdings, Inc.
    2.750%, 03/15/23.............................       2,000  1,908,563
Boston Scientific Corp.
    6.000%, 01/15/20.............................         500    522,088
Bristol-Myers Squibb Co.
#   1.750%, 03/01/19.............................         500    496,729
Buckeye Partners L.P.
    2.650%, 11/15/18.............................         261    261,026
Capital One Bank USA NA
    2.300%, 06/05/19.............................       2,000  1,984,642
Capital One Financial Corp.
    3.200%, 01/30/23.............................       6,000  5,816,054
Cardinal Health, Inc.
    4.625%, 12/15/20.............................       1,000  1,030,007
Caterpillar Financial Services Corp.
    1.700%, 08/09/21.............................       1,000    955,262
#   2.625%, 03/01/23.............................         500    482,886
CBS Corp.
    2.300%, 08/15/19.............................       2,000  1,980,428
Celgene Corp.
#   2.750%, 02/15/23.............................       5,500  5,249,879

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................         372 $   371,923
Chevron Corp.
#   2.419%, 11/17/20.............................       9,800   9,738,423
    2.100%, 05/16/21.............................       1,375   1,341,123
#   2.498%, 03/03/22.............................      12,400  12,140,823
Cisco Systems, Inc.
#   2.450%, 06/15/20.............................       4,400   4,374,079
    2.200%, 02/28/21.............................       3,000   2,945,095
    1.850%, 09/20/21.............................      14,000  13,460,865
Citigroup, Inc.
    2.500%, 09/26/18.............................         501     500,943
    2.050%, 06/07/19.............................       3,000   2,975,935
    2.400%, 02/18/20.............................       3,000   2,967,377
CMS Energy Corp.
    5.050%, 03/15/22.............................       2,549   2,679,398
CNA Financial Corp.
    5.875%, 08/15/20.............................       1,790   1,890,874
    5.750%, 08/15/21.............................         880     937,430
Coca-Cola Co. (The)
#   2.450%, 11/01/20.............................       3,000   2,977,825
    1.550%, 09/01/21.............................       2,500   2,385,075
#   3.300%, 09/01/21.............................       1,000   1,011,276
Comcast Corp.
#   5.150%, 03/01/20.............................       1,900   1,972,783
Comerica, Inc.
    2.125%, 05/23/19.............................       1,450   1,441,187
Constellation Brands, Inc.
    2.700%, 05/09/22.............................       5,000   4,826,542
    3.200%, 02/15/23.............................       1,706   1,669,334
Cox Communications, Inc.
##  3.250%, 12/15/22.............................         375     365,607
CVS Health Corp.
    2.250%, 08/12/19.............................       2,500   2,479,250
#   2.125%, 06/01/21.............................         500     482,406
Discovery Communications LLC
##  2.750%, 11/15/19.............................       2,369   2,355,260
Dominion Energy, Inc.
    2.500%, 12/01/19.............................       3,500   3,457,974
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................       1,000     998,694
DTE Energy Co.
    2.400%, 12/01/19.............................       4,000   3,945,433
E*TRADE Financial Corp.
#   2.950%, 08/24/22.............................       6,280   6,083,710
eBay, Inc.
#   2.200%, 08/01/19.............................       4,346   4,318,586
    2.750%, 01/30/23.............................         417     400,597
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................         183     184,348
    2.800%, 02/15/23.............................         650     628,065
Electronic Arts, Inc.
    3.700%, 03/01/21.............................       2,000   2,020,895
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................       2,600   2,590,570
    4.000%, 10/01/20.............................         600     608,385

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Express Scripts Holding Co.
    2.250%, 06/15/19.............................       1,000 $   991,992
    3.900%, 02/15/22.............................       1,866   1,872,960
Exxon Mobil Corp.
#   1.912%, 03/06/20.............................       2,400   2,367,868
#   2.222%, 03/01/21.............................       5,824   5,729,002
#   2.397%, 03/06/22.............................      10,625  10,384,873
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.............................       5,000   4,820,550
Fifth Third Bancorp
    3.500%, 03/15/22.............................       2,000   1,998,284
Fifth Third Bank
    2.375%, 04/25/19.............................         203     202,556
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................         984     984,953
#   3.157%, 08/04/20.............................       1,200   1,194,326
    3.336%, 03/18/21.............................       2,128   2,112,388
GATX Corp.
    2.500%, 07/30/19.............................         200     198,338
GE Capital European Funding Unlimited Co.
    0.800%, 01/21/22............................. EUR   2,400   2,935,029
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................      10,000   9,774,819
General Electric Co.
    0.375%, 05/17/22............................. EUR   4,400   5,281,877
General Motors Financial Co., Inc.
#   3.200%, 07/06/21.............................       7,200   7,113,995
Georgia Power Co.
    4.250%, 12/01/19.............................         215     219,312
Gilead Sciences, Inc.
#   2.550%, 09/01/20.............................       1,000     992,370
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19.............................       4,900   4,877,809
Halliburton Co.
#   2.000%, 08/01/18.............................       2,470   2,465,291
Harley-Davidson Financial Services, Inc.
##  2.850%, 01/15/21.............................         500     492,914
##  2.550%, 06/09/22.............................         500     477,459
Harris Corp.
    2.700%, 04/27/20.............................       4,500   4,462,148
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................       3,800   3,827,049
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................         190     188,973
Humana, Inc.
    2.625%, 10/01/19.............................       3,000   2,986,897

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Huntington National Bank (The)
    2.400%, 04/01/20.............................       2,600 $2,564,598
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................       2,000  2,070,326
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.............................         268    265,540
International Business Machines Corp.
    1.625%, 05/15/20.............................       1,390  1,357,226
JM Smucker Co. (The)
    2.500%, 03/15/20.............................       3,320  3,284,987
John Deere Capital Corp.
    2.050%, 03/10/20.............................       1,625  1,600,549
Johnson & Johnson
    2.250%, 03/03/22.............................       1,500  1,459,620
JPMorgan Chase & Co.
    2.350%, 01/28/19.............................       3,000  2,995,564
Kellogg Co.
#   4.000%, 12/15/20.............................       1,000  1,021,026
KeyCorp
    2.900%, 09/15/20.............................       2,000  1,985,801
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................       2,000  1,987,331
Kroger Co. (The)
    3.400%, 04/15/22.............................       1,000    992,857
    2.800%, 08/01/22.............................         500    483,494
L3 Technologies, Inc.
    4.950%, 02/15/21.............................         701    726,877
Laboratory Corp. of America Holdings
    3.200%, 02/01/22.............................       1,500  1,479,406
Lam Research Corp.
    2.750%, 03/15/20.............................       2,800  2,791,266
Legg Mason, Inc.
    2.700%, 07/15/19.............................       3,000  2,983,669
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................       2,900  3,015,401
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................       4,225  4,155,749
Marriott International, Inc.
    6.750%, 05/15/18.............................         367    367,567
#   3.000%, 03/01/19.............................       2,960  2,964,021
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20.............................       2,000  1,971,280
    2.750%, 01/30/22.............................       1,500  1,462,209
MasterCard, Inc.
    2.000%, 04/01/19.............................       1,365  1,358,579
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................       1,780  1,777,357
McKesson Corp.
    2.700%, 12/15/22.............................         787    752,129
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.............................         700    698,188

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Merck & Co., Inc.
#   2.350%, 02/10/22.............................       1,345 $ 1,309,539
    2.400%, 09/15/22.............................       1,500   1,453,432
Microsoft Corp.
    2.000%, 11/03/20.............................       3,500   3,440,556
    1.550%, 08/08/21.............................       4,000   3,832,897
#   2.375%, 02/12/22.............................      13,000  12,677,818
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21.............................       2,258   2,149,713
Monsanto Co.
    1.850%, 11/15/18.............................       2,155   2,145,469
#   2.125%, 07/15/19.............................       2,550   2,526,998
Morgan Stanley
#   2.375%, 07/23/19.............................       2,220   2,209,562
Mosaic Co. (The)
    3.750%, 11/15/21.............................       1,000     997,623
Nasdaq, Inc.
    5.550%, 01/15/20.............................       2,484   2,580,429
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.............................       5,283   5,033,303
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................       2,950   2,927,805
NiSource, Inc.
    6.800%, 01/15/19.............................          61      62,672
Nordstrom, Inc.
    4.750%, 05/01/20.............................         350     359,937
Northrop Grumman Corp.
    3.500%, 03/15/21.............................         535     540,662
Nuveen Finance LLC
##  2.950%, 11/01/19.............................       3,890   3,876,264
NVIDIA Corp.
    2.200%, 09/16/21.............................         575     557,884
ONEOK, Inc.
#   4.250%, 02/01/22.............................       3,000   3,050,400
Oracle Corp.
    1.900%, 09/15/21.............................       9,000   8,683,655
    2.500%, 05/15/22.............................       3,000   2,927,492
    2.500%, 10/15/22.............................       2,000   1,941,443
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.375%, 02/01/22.............................       1,200   1,187,324
PepsiCo, Inc.
#   2.150%, 10/14/20.............................       3,000   2,952,875
Pfizer, Inc.
#   1.950%, 06/03/21.............................       5,000   4,863,789
    0.250%, 03/06/22............................. EUR   4,000   4,826,481
PNC Bank NA
    2.400%, 10/18/19.............................       4,000   3,971,349
Principal Financial Group, Inc.
    3.300%, 09/15/22.............................       1,416   1,402,316
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................         960     934,468
#   1.700%, 11/03/21.............................       5,000   4,793,076
    2.300%, 02/06/22.............................         650     633,641

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Progress Energy, Inc.
    4.400%, 01/15/21.............................       2,150 $2,200,867
Prudential Financial, Inc.
    5.375%, 06/21/20.............................       3,000  3,135,327
PSEG Power LLC
    2.450%, 11/15/18.............................       2,499  2,493,554
QUALCOMM, Inc.
    2.250%, 05/20/20.............................       3,000  2,952,333
    2.600%, 01/30/23.............................       6,690  6,331,330
Quest Diagnostics, Inc.
    2.700%, 04/01/19.............................       1,300  1,299,953
    2.500%, 03/30/20.............................       3,630  3,589,228
Regions Financial Corp.
    2.750%, 08/14/22.............................       2,000  1,928,035
Roper Technologies, Inc.
    2.050%, 10/01/18.............................         135    134,698
Ryder System, Inc.
    2.350%, 02/26/19.............................       2,000  1,990,542
    3.400%, 03/01/23.............................       1,200  1,187,040
Santander Holdings USA, Inc.
    3.400%, 01/18/23.............................       1,150  1,113,914
Sempra Energy
    2.850%, 11/15/20.............................       5,000  4,940,621
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.............................       1,600  1,549,101
Southern Power Co.
    2.500%, 12/15/21.............................         539    522,720
Southwest Airlines Co.
    2.750%, 11/06/19.............................         426    423,899
State Street Corp.
    4.375%, 03/07/21.............................       2,000  2,074,840
Stryker Corp.
#   2.625%, 03/15/21.............................       2,378  2,345,588
SunTrust Banks, Inc.
#   2.900%, 03/03/21.............................       3,000  2,969,109
Sysco Corp.
    2.600%, 10/01/20.............................       3,970  3,924,767
Target Corp.
    2.300%, 06/26/19.............................         515    513,135
Thermo Fisher Scientific, Inc.
    3.300%, 02/15/22.............................       2,300  2,279,200
Time Warner, Inc.
    2.100%, 06/01/19.............................       2,000  1,981,935
Total System Services, Inc.
    2.375%, 06/01/18.............................       1,701  1,700,478
Tupperware Brands Corp.
    4.750%, 06/01/21.............................       2,000  2,044,333
Tyson Foods, Inc.
    2.650%, 08/15/19.............................       1,940  1,931,535
U.S. Bancorp
    2.200%, 04/25/19.............................          66     65,778
United Parcel Service, Inc.
#   2.450%, 10/01/22.............................         300    290,837
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................       1,400  1,390,289
    2.700%, 07/15/20.............................         439    437,029
#   2.125%, 03/15/21.............................       2,000  1,946,274

                                                           FACE
                                                          AMOUNT^      VALUE+
                                                     -    -------      ------
                                                           (000)
UNITED STATES -- (Continued)
Verizon Communications, Inc.
       3.500%, 11/01/21.............................         1,000 $    1,007,994
       2.946%, 03/15/22.............................         2,500      2,455,300
Viacom, Inc.
       3.875%, 12/15/21.............................         2,740      2,766,001
Walgreen Co.
       5.250%, 01/15/19.............................             8          8,131
       3.100%, 09/15/22.............................         1,500      1,464,925
Walgreens Boots Alliance, Inc.
       2.700%, 11/18/19.............................         2,000      1,993,000
       3.300%, 11/18/21.............................           500        497,970
Wells Fargo & Co.
       2.125%, 04/22/19.............................         2,170      2,159,830
       2.150%, 01/30/20.............................         1,500      1,480,172
WestRock RKT Co.
       4.450%, 03/01/19.............................           595        602,178
Xilinx, Inc.
       2.125%, 03/15/19.............................           766        763,077
Zoetis, Inc.
#      3.250%, 02/01/23.............................         2,219      2,186,905
                                                                   --------------
TOTAL UNITED STATES.................................                  515,996,326
                                                                   --------------
TOTAL BONDS.........................................                1,182,746,812
                                                                   --------------

AGENCY OBLIGATIONS -- (3.4%)
Federal Home Loan Mortgage Corporation
       2.375%, 01/13/22.............................         4,000      3,939,128
Federal National Mortgage Association
#      1.875%, 12/28/20.............................        22,000     21,570,340
#      1.250%, 05/06/21.............................         4,000      3,839,116
#      1.875%, 04/05/22.............................         6,000      5,797,014
       2.000%, 10/05/22.............................         4,000      3,857,364
       2.375%, 01/19/23.............................         6,000      5,866,902
                                                                   --------------
TOTAL AGENCY OBLIGATIONS............................                   44,869,864
                                                                   --------------

U.S. TREASURY OBLIGATIONS -- (0.5%)
Treasury Inflation Protected Security
^^^++  0.125%, 04/15/22.............................         6,500      6,515,877
                                                                   --------------
TOTAL INVESTMENT SECURITIES.........................                1,234,132,553
                                                                   --------------

                                                          SHARES
                                                     -    ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund, 1.630%.......     7,941,280     91,880,608
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,346,668,894).............................                $1,326,013,161
                                                                   ==============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


At April 30, 2018, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                         UNREALIZED
                                                                          FOREIGN
                                                                          EXCHANGE
                                                        SETTLEMENT      APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD    COUNTERPARTY          DATE        (DEPRECIATION)
------------------ --------------- ---------------- ------------------ --------------
USD.. $ 1,043,063  GBP     742,614 Citibank, N.A.        05/10/18        $   20,350
USD..  38,841,533  EUR  31,356,797 Citibank, N.A.        06/28/18           811,231
USD..  23,300,140  CAD  29,732,473 Citibank, N.A.        07/06/18           106,986
USD..  85,722,015  EUR  69,136,673 Barclays Capital      07/11/18         1,783,920
USD..  25,712,150  CAD  32,334,150 Barclays Capital      07/19/18           482,734
USD..   5,292,145  AUD   6,877,042 Citibank, N.A.        07/20/18           113,014
USD..  53,381,448  SEK 455,083,674 Citibank, N.A.        07/26/18         1,066,981
                                                                         ----------
                                                    TOTAL APPRECIATION   $4,385,216
                                                                         ==========

At April 30, 2018, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                  PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                UNREALIZED
                  MADE BY    RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
 COUNTERPARTY       FUND     BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
--------------- ------------ -------- --------- -------------- ---------- -------- -------- ----------  --------------
Bank of America
 Corp.......... 2.282% Fixed   CPI    Maturity  USD 40,000,000  02/08/20     --       --    $  (89,759)   $  (89,759)
Bank of America
 Corp.......... 2.228% Fixed   CPI    Maturity  USD 26,000,000  03/12/22     --       --        47,799        47,799
Bank of America
 Corp.......... 2.225% Fixed   CPI    Maturity  USD 29,000,000  03/01/20     --       --       (29,022)      (29,022)
Bank of America
 Corp.......... 2.208% Fixed   CPI    Maturity  USD 26,000,000  02/01/23     --       --       134,003       134,003
Bank of America
 Corp.......... 2.204% Fixed   CPI    Maturity  USD 44,000,000  02/16/19     --       --       (38,373)      (38,373)
Bank of America
 Corp.......... 1.832% Fixed   CPI    Maturity  USD 40,000,000  11/08/20     --       --       691,791       691,791
Bank of America
 Corp.......... 1.633% Fixed   CPI    Maturity  USD 27,000,000  04/14/21     --       --       845,077       845,077
Bank of America
 Corp.......... 1.525% Fixed   CPI    Maturity  USD 43,000,000  08/31/21     --       --     1,462,493     1,462,493
Bank of America
 Corp.......... 1.435% Fixed   CPI    Maturity  USD 30,000,000  10/30/20     --       --       887,882       887,882
Citibank, N.A.. 2.182% Fixed   CPI    Maturity  USD 23,000,000  01/19/23     --       --       155,036       155,036
Citibank, N.A.. 2.149% Fixed   CPI    Maturity  USD 38,000,000  01/23/21     --       --       122,228       122,228
Citibank, N.A.. 2.144% Fixed   CPI    Maturity  USD 44,000,000  01/11/21     --       --       146,141       146,141
Citibank, N.A.. 2.041% Fixed   CPI    Maturity  USD 24,000,000  10/17/22     --       --       416,046       416,046
Citibank, N.A.. 2.036% Fixed   CPI    Maturity  USD 36,000,000  11/21/22     --       --       522,063       522,063
Citibank, N.A.. 2.009% Fixed   CPI    Maturity  USD 42,000,000  10/23/22     --       --       785,265       785,265
Citibank, N.A.. 1.970% Fixed   CPI    Maturity  USD 23,000,000  11/16/19     --       --       196,271       196,271
Citibank, N.A.. 1.879% Fixed   CPI    Maturity  USD 54,000,000  07/26/21     --       --       946,394       946,394
Citibank, N.A.. 1.849% Fixed   CPI    Maturity  USD 20,000,000  10/27/21     --       --       430,943       430,943
Citibank, N.A.. 1.655% Fixed   CPI    Maturity  USD 40,000,000  07/20/20     --       --       934,149       934,149
Citibank, N.A.. 1.623% Fixed   CPI    Maturity  USD 38,000,000  06/20/20     --       --     1,003,807     1,003,807
Credit Suisse.. 1.735% Fixed   CPI    Maturity  USD 33,000,000  03/05/19     --       --        98,542        98,542
Deutsche Bank
 AG............ 2.235% Fixed   CPI    Maturity  USD 38,000,000  05/02/22     --       --            --            --
Deutsche Bank
 AG............ 2.208% Fixed   CPI    Maturity  USD 20,000,000  04/05/23     --       --        69,795        69,795

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                 UNREALIZED
                MADE BY    RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
COUNTERPARTY      FUND     BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
------------- ------------ -------- --------- -------------- ---------- -------- -------- -----------  --------------
Deutsche Bank
 AG.......... 2.193% Fixed   CPI    Maturity  USD 40,000,000  03/08/21     --       --    $    51,742   $    51,742
Deutsche Bank
 AG.......... 2.125% Fixed   CPI    Maturity  USD 20,000,000  01/04/23     --       --        198,145       198,145
Deutsche Bank
 AG.......... 2.035% Fixed   CPI    Maturity  USD 22,000,000  12/11/22     --       --        301,116       301,116
Deutsche Bank
 AG.......... 1.938% Fixed   CPI    Maturity  USD 25,000,000  09/08/22     --       --        539,921       539,921
Deutsche Bank
 AG, London
 Branch...... 2.242% Fixed   CPI    Maturity  USD 26,000,000  06/12/19     --       --       (972,090)     (972,090)
Deutsche Bank
 AG, London
 Branch...... 2.145% Fixed   CPI    Maturity  USD 25,000,000  03/17/20     --       --            909           909
Deutsche Bank
 AG, London
 Branch...... 2.135% Fixed   CPI    Maturity  USD 30,000,000  04/05/21     --       --         31,171        31,171
Deutsche Bank
 AG, London
 Branch...... 1.990% Fixed   CPI    Maturity  USD 45,000,000  06/05/22     --       --        697,202       697,202
Deutsche Bank
 AG, London
 Branch...... 1.983% Fixed   CPI    Maturity  USD 32,000,000  05/12/22     --       --        419,404       419,404
Deutsche Bank
 AG, London
 Branch...... 1.860% Fixed   CPI    Maturity  USD 60,000,000  06/30/20     --       --        720,538       720,538
Deutsche Bank
 AG, London
 Branch...... 1.718% Fixed   CPI    Maturity  USD 36,000,000  09/27/21     --       --        972,183       972,183
Deutsche Bank
 AG, London
 Branch...... 1.670% Fixed   CPI    Maturity  USD 40,000,000  07/08/19     --       --        696,836       696,836
Deutsche Bank
 AG, London
 Branch...... 1.563% Fixed   CPI    Maturity  USD 48,000,000  07/28/19     --       --        942,042       942,042
Deutsche Bank
 AG, London
 Branch...... 1.348% Fixed   CPI    Maturity  USD 14,000,000  01/28/20     --       --        417,134       417,134
                                                                           --       --    -----------   -----------
TOTAL                                                                      --       --    $14,754,824   $14,754,824
                                                                           ==       ==    ===========   ===========

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $   86,795,896   --    $   86,795,896
  Austria................................   --        10,937,954   --        10,937,954
  Belgium................................   --         5,312,709   --         5,312,709
  Canada.................................   --       129,678,578   --       129,678,578
  Denmark................................   --         2,964,319   --         2,964,319
  Finland................................   --           634,849   --           634,849
  France.................................   --        39,905,835   --        39,905,835
  Germany................................   --        62,032,105   --        62,032,105
  Ireland................................   --         4,193,531   --         4,193,531
  Italy..................................   --         7,706,960   --         7,706,960
  Japan..................................   --        52,656,752   --        52,656,752
  Netherlands............................   --        76,318,730   --        76,318,730
  Norway.................................   --         5,103,575   --         5,103,575
  Spain..................................   --        12,264,764   --        12,264,764
  Supranational Organization Obligations.   --        63,278,854   --        63,278,854
  Sweden.................................   --        72,117,862   --        72,117,862
  Switzerland............................   --         1,514,521   --         1,514,521
  United Kingdom.........................   --        33,332,692   --        33,332,692
  United States..........................   --       515,996,326   --       515,996,326
Agency Obligations.......................   --        44,869,864   --        44,869,864
U.S. Treasury Obligations................   --         6,515,877   --         6,515,877
Securities Lending Collateral............   --        91,880,608   --        91,880,608
Swap Agreements**........................   --        14,754,824   --        14,754,824
Forward Currency Contracts**.............   --         4,385,216   --         4,385,216
                                            --    --------------   --    --------------
TOTAL....................................   --    $1,345,153,201   --    $1,345,153,201
                                            ==    ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.6%)
Alabama State (GO) Series A
     5.000%, 08/01/20.............................. $2,250 $ 2,402,145
     5.000%, 08/01/23..............................  2,200   2,496,604
                                                           -----------
TOTAL ALABAMA......................................          4,898,749
                                                           -----------

ALASKA -- (0.7%)
Borough of North Slope (GO) Series C (ETM)
     3.000%, 06/30/18..............................    500     501,045
City of Anchorage (GO) Series B
     5.000%, 09/01/21..............................    900     981,387
     5.000%, 09/01/23..............................    600     676,638
City of Anchorage (GO) Series D
     5.000%, 09/01/23..............................  2,585   2,915,182
                                                           -----------
TOTAL ALASKA.......................................          5,074,252
                                                           -----------

ARIZONA -- (0.6%)
City of Phoenix (GO)
     4.000%, 07/01/20..............................  1,500   1,566,765
City of Tempe (GO) Series C
     4.000%, 07/01/22..............................  1,400   1,502,018
Maricopa County High School District No.
 210-Phoenix (GO)
     3.000%, 07/01/23..............................    650     671,378
Scottsdale Municipal Property Corp. (RB) Series A
     3.000%, 07/01/21..............................    805     828,297
                                                           -----------
TOTAL ARIZONA......................................          4,568,458
                                                           -----------

ARKANSAS -- (1.4%)
Arkansas State (GO)
     5.000%, 04/01/21..............................  2,600   2,818,140
     5.000%, 10/01/21..............................  7,195   7,886,296
                                                           -----------
TOTAL ARKANSAS.....................................         10,704,436
                                                           -----------

CALIFORNIA -- (3.0%)
California State (GO)
     5.000%, 08/01/26..............................  9,000  10,689,210
     3.500%, 08/01/27..............................  1,500   1,619,250
     5.000%, 08/01/27..............................  4,000   4,809,920
California State (GO) Series B
     5.000%, 09/01/25..............................  3,140   3,687,993
Los Angeles Unified School District (GO) Series A
     5.000%, 07/01/27..............................  2,000   2,430,920
                                                           -----------
TOTAL CALIFORNIA...................................         23,237,293
                                                           -----------

COLORADO -- (0.9%)
Boulder County (RB)
     5.000%, 07/15/18..............................    100     100,672

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
COLORADO -- (Continued)
Denver City & County School District No. 1 (GO)
 Series B (ETM) (ST AID WITHHLDG)
    4.000%, 12/01/18............................. $   35 $    35,445
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
    4.000%, 12/01/18.............................    265     268,564
    5.000%, 12/01/24.............................    900   1,041,048
El Paso County School District No. 20 Academy
 (GO) (ST AID WITHHLDG)
    5.000%, 12/15/21.............................  1,240   1,362,400
Jefferson County School District R-1 (GO) (ST
 AID WITHHLDG)
    5.250%, 12/15/24.............................  1,000   1,169,440
Weld County School District No. RE-4 (GO) (ST
 INTERCEPT)
    4.000%, 12/01/23.............................  2,425   2,619,897
                                                         -----------
TOTAL COLORADO...................................          6,597,466
                                                         -----------

CONNECTICUT -- (0.2%)
Connecticut State (GO) Series A
    5.000%, 10/15/18.............................    600     608,640
    5.000%, 10/15/19.............................    300     312,162
Connecticut State (GO) Series C
    5.000%, 06/01/18.............................  1,000   1,002,550
                                                         -----------
TOTAL CONNECTICUT................................          1,923,352
                                                         -----------

DELAWARE -- (0.5%)
New Castle County (GO)
    5.000%, 10/01/23.............................  2,275   2,592,180
New Castle County (GO) Series B
    5.000%, 07/15/22.............................  1,450   1,617,026
                                                         -----------
TOTAL DELAWARE...................................          4,209,206
                                                         -----------

DISTRICT OF COLUMBIA -- (1.6%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.............................  1,900   2,018,769
District of Columbia (GO) Series E
    5.000%, 06/01/21.............................  2,550   2,773,406
    5.000%, 06/01/26.............................  1,875   2,211,506
Washington Metropolitan Area Transit Authority
 (RB) Series A-1
    5.000%, 07/01/27.............................  4,535   5,392,795
                                                         -----------
TOTAL DISTRICT OF COLUMBIA.......................         12,396,476
                                                         -----------

FLORIDA -- (3.1%)
Florida Department of Environmental Protection
 (RB) Series A
    5.000%, 07/01/26.............................  5,000   5,869,350

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
FLORIDA -- (Continued)
Florida State (GO)
     5.000%, 07/01/21.............................. $2,000 $ 2,181,080
     5.000%, 07/01/24..............................    500     574,675
Florida State Board of Education (GO) Series A
     5.000%, 06/01/23..............................    700     790,839
Florida State Board of Education (GO) Series B
     5.000%, 06/01/19..............................    555     574,275
     5.000%, 06/01/20..............................  3,300   3,502,785
     5.000%, 06/01/23..............................    650     734,350
     5.000%, 06/01/25..............................  3,000   3,496,560
Miami-Dade County (GO) Series A
     5.000%, 07/01/26..............................  1,810   2,123,257
Miami-Dade County (GO) Series D
     5.000%, 07/01/20..............................  3,520   3,743,978
                                                           -----------
TOTAL FLORIDA......................................         23,591,149
                                                           -----------

GEORGIA -- (3.1%)
Cobb County (GO)
     5.000%, 01/01/22..............................  2,335   2,575,995
Georgia State (GO) Series A-1
     5.000%, 02/01/19..............................  6,805   6,970,838
Georgia State (GO) Series C
     5.000%, 10/01/21..............................  2,490   2,733,547
Georgia State (GO) Series C-1
     5.000%, 07/01/23..............................  3,000   3,406,260
     5.000%, 07/01/24..............................  3,200   3,691,808
Georgia State (GO) Series I
     5.000%, 07/01/20..............................  2,345   2,499,887
Georgia State Road & Tollway Authority (RB) (GTD)
     5.000%, 10/01/23..............................  1,580   1,802,006
                                                           -----------
TOTAL GEORGIA......................................         23,680,341
                                                           -----------

HAWAII -- (1.1%)
City & County of Honolulu (GO) Series B
     5.000%, 10/01/23..............................  2,150   2,439,175
     5.000%, 10/01/25..............................    450     526,356
Hawaii State (GO) Series EF
     5.000%, 11/01/22..............................    300     335,916
Hawaii State (GO) Series EH (ETM)
     5.000%, 08/01/23..............................  1,225   1,386,271
Hawaii State (GO) Series EH-2017
     5.000%, 08/01/23..............................    970   1,100,271
Hawaii State (GO) Series EH-2017 (ETM)
     5.000%, 08/01/23..............................    305     345,153
Hawaii State (GO) Series FK
     5.000%, 05/01/23..............................  1,800   2,031,822
                                                           -----------
TOTAL HAWAII.......................................          8,164,964
                                                           -----------

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
IOWA -- (0.1%)
City of Ankeny (GO) Series G
    5.000%, 06/01/19............................. $  910 $   941,213
                                                         -----------

KANSAS -- (1.5%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21.............................    600     656,280
City of Lenexa (GO) Series B
    5.000%, 09/01/20.............................  1,610   1,722,072
City of Merriam (GO)
    5.000%, 10/01/25.............................    200     234,528
City of Wichita (GO) Series A
    5.000%, 12/01/20.............................  3,000   3,223,650
Johnson County (GO) Series B
    5.000%, 09/01/22.............................  1,405   1,567,839
Johnson County Unified School District No. 229
 Blue Valley (GO) Series A
    5.000%, 10/01/26.............................  1,500   1,777,920
Kansas State Department of Transportation (RB)
 Series B
    5.000%, 09/01/20.............................  1,975   2,112,006
Kansas State Department of Transportation (RB)
 Series C
    5.000%, 09/01/19.............................    125     130,149
                                                         -----------
TOTAL KANSAS.....................................         11,424,444
                                                         -----------

KENTUCKY -- (0.8%)
Louisville & Jefferson County (GO) Series A
    5.000%, 12/01/22.............................  1,500   1,677,870
    5.000%, 12/01/25.............................  3,800   4,446,532
                                                         -----------
TOTAL KENTUCKY...................................          6,124,402
                                                         -----------

LOUISIANA -- (0.5%)
Louisiana State (GO) Series A (ETM)
    5.000%, 08/01/18.............................  2,000   2,016,200
Louisiana State (GO) Series C
    5.000%, 07/15/22.............................    250     276,673
    5.000%, 08/01/23.............................  1,100   1,239,018
Louisiana State (GO) Series D-2
    5.000%, 12/01/21.............................    600     656,664
                                                         -----------
TOTAL LOUISIANA..................................          4,188,555
                                                         -----------

MAINE -- (0.1%)
Maine State (GO) Series B
    5.000%, 06/01/23.............................    495     559,746
                                                         -----------

MARYLAND -- (8.7%)
Anne Arundel County (GO)
    5.000%, 04/01/23.............................  4,000   4,510,920
Anne County Arundel (GO)
    5.000%, 10/01/19.............................  1,195   1,247,102
Baltimore County (BAN)
    4.000%, 03/18/19.............................  2,500   2,549,350

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MARYLAND -- (Continued)
Baltimore County (GO)
    5.000%, 08/01/18............................. $1,000 $ 1,008,170
    5.000%, 08/01/21.............................    500     545,930
    3.000%, 11/01/24.............................  5,015   5,191,979
City of Baltimore (GO) Series B
    5.000%, 10/15/22.............................    645     719,749
City of Frederick (GO) Series C
    5.000%, 03/01/27.............................  3,100   3,702,454
Harford County (GO) Series A
    5.000%, 09/15/20.............................    900     963,675
Howard County (GO) Series B
    5.000%, 02/15/26.............................  6,420   7,573,802
Howard County (GO) Series D
    5.000%, 02/15/24.............................  4,000   4,572,520
Maryland State (GO) Series B
    5.000%, 03/01/19.............................  1,000   1,026,990
    5.000%, 08/01/20.............................  2,000   2,133,880
    4.000%, 08/01/23.............................  1,785   1,936,903
    5.000%, 08/01/26.............................  5,500   6,527,785
Maryland State (GO) Series C
    5.000%, 08/01/20.............................  2,000   2,133,880
Montgomery County (GO) Series C
    5.000%, 10/01/27.............................  6,655   8,024,133
Montgomery County (GO) Series D
    3.000%, 11/01/23.............................  2,000   2,072,960
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................    650     657,924
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18.............................    650     651,710
    5.000%, 06/01/24.............................  4,325   4,968,171
    3.000%, 06/01/26.............................  2,080   2,144,854
Worcester County (GO) Series B
    4.000%, 08/01/21.............................  2,255   2,387,301
                                                         -----------
TOTAL MARYLAND...................................         67,252,142
                                                         -----------

MASSACHUSETTS -- (4.5%)
City of Boston (GO) Series A
    5.000%, 03/01/20.............................  1,200   1,268,148
    5.000%, 04/01/20.............................  1,250   1,324,175
City of Boston (GO) Series B
    5.000%, 04/01/24.............................  3,500   4,023,845
Commonwealth of Massachusetts (GO) Series C
    5.000%, 04/01/23.............................  4,000   4,504,960
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21.............................    500     549,505
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.............................  3,255   3,471,393
    5.000%, 08/01/24.............................  1,360   1,561,402
Commonwealth of Massachusetts (GO) Series E
    5.000%, 11/01/27.............................  1,000   1,198,960

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MASSACHUSETTS -- (Continued)
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20............................. $  400 $   427,324
Massachusetts School Building Authority (RB)
 Series A
    5.000%, 11/15/25.............................  3,240   3,800,488
Massachusetts Water Resources Authority (RB)
 Series B (AGM)
    5.250%, 08/01/28.............................  9,000  11,105,640
Town of Lexington (GO)
    4.000%, 02/15/27.............................  1,000   1,113,460
Town of Medfield (GO)
    3.000%, 09/15/19.............................    510     518,374
                                                         -----------
TOTAL MASSACHUSETTS..............................         34,867,674
                                                         -----------

MICHIGAN -- (0.7%)
Michigan State (GO)
    5.000%, 11/01/19.............................    700     732,942
Michigan State (GO) Series A
    5.000%, 05/01/23.............................  2,425   2,734,867
    5.000%, 05/01/25.............................  1,500   1,741,455
                                                         -----------
TOTAL MICHIGAN...................................          5,209,264
                                                         -----------

MINNESOTA -- (3.3%)
City of Edina (GO) Series B
    3.000%, 02/01/19.............................  1,000   1,009,520
Hennepin County (GO) Series C
    5.000%, 12/01/28.............................  1,150   1,407,416
Metropolitan Council (GO) Series C
    5.000%, 03/01/24.............................  6,250   7,154,687
Minneapolis Special School District No. 1 (GO)
 (SD CRED PROG)
    5.000%, 02/01/28.............................  2,590   3,127,036
Minnesota State (GO)
    5.000%, 08/01/18.............................    640     645,165
Minnesota State (GO) (ETM)
    5.000%, 08/01/18.............................     10      10,079
Minnesota State (GO) Series A
    5.000%, 08/01/21.............................  1,330   1,451,296
    5.000%, 08/01/25.............................  7,000   8,193,640
Minnesota State (GO) Series D
    5.000%, 08/01/21.............................    700     763,840
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................  1,000   1,002,440
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.............................    900     950,607
                                                         -----------
TOTAL MINNESOTA..................................         25,715,726
                                                         -----------

MISSISSIPPI -- (0.3%)
Madison County School District (GO)
    3.500%, 12/01/19.............................    350     358,785
Mississippi State (GO) Series B
    5.000%, 11/01/20.............................    600     643,788
Mississippi State (GO) Series C
    5.000%, 10/01/20.............................  1,565   1,675,849
                                                         -----------
TOTAL MISSISSIPPI................................          2,678,422
                                                         -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
MISSOURI -- (0.8%)
Columbia School District (GO) Series B
     5.000%, 03/01/23.............................. $ 2,500 $ 2,826,400
Missouri Highway & Transportation Commission (RB)
     5.000%, 02/01/19..............................   1,525   1,561,935
North Kansas City School District No. 74 (GO)
 (ST AID DIR DEP)
     4.000%, 03/01/26..............................   1,845   2,022,766
                                                            -----------
TOTAL MISSOURI.....................................           6,411,101
                                                            -----------

NEBRASKA -- (1.2%)
Douglas County School District No. 17 (GO)
     4.000%, 12/15/26..............................   3,000   3,334,620
Omaha School District (GO)
     5.000%, 12/15/25..............................   1,345   1,577,954
     5.000%, 12/15/26..............................   3,975   4,724,208
                                                            -----------
TOTAL NEBRASKA.....................................           9,636,782
                                                            -----------

NEVADA -- (3.5%)
City of Henderson NV (GO)
     5.000%, 06/01/21..............................     600     651,822
Clark County (GO) Series B
     5.000%, 11/01/24..............................   8,665   9,956,692
Nevada State (GO) Series D
     5.000%, 04/01/25..............................  11,625  13,451,520
Nevada State (GO) Series D-1
     5.000%, 03/01/22..............................   2,000   2,206,140
Washoe County School District (GO) Series F
     5.000%, 06/01/21..............................     900     974,925
                                                            -----------
TOTAL NEVADA.......................................          27,241,099
                                                            -----------

NEW HAMPSHIRE -- (0.4%)
City of Dover (GO) Series C
     5.000%, 07/01/20..............................     220     234,241
City of Nashua (GO)
     4.000%, 07/15/24..............................   2,000   2,180,940
New Hampshire State (GO) Series B
     5.000%, 06/01/19..............................     540     558,635
                                                            -----------
TOTAL NEW HAMPSHIRE................................           2,973,816
                                                            -----------

NEW JERSEY -- (0.3%)
City of Hoboken (GO)
     3.000%, 02/01/27..............................   1,000   1,011,510
Township of Parsippany-Troy Hills (GO) Series
 ABCD
     2.000%, 09/15/21..............................   1,515   1,505,198
                                                            -----------
TOTAL NEW JERSEY...................................           2,516,708
                                                            -----------

NEW MEXICO -- (2.3%)
New Mexico State (GO)
     5.000%, 03/01/19..............................   3,500   3,591,840
     5.000%, 03/01/21..............................   2,105   2,273,653

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW MEXICO -- (Continued)
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
    5.000%, 07/01/27............................. $2,570 $ 3,058,428
New Mexico State Severance Tax Permanent Fund
 (RB) Series B
    4.000%, 07/01/20.............................  2,000   2,087,280
New Mexico State Severance Tax Permanent Fund
 (RB) Series D
    5.000%, 07/01/26.............................  5,580   6,568,162
                                                         -----------
TOTAL NEW MEXICO.................................         17,579,363
                                                         -----------

NEW YORK -- (2.5%)
City of New York (GO) Series C
    5.000%, 08/01/26.............................    500     587,325
    5.000%, 08/01/26.............................  1,960   2,302,314
City of New York (GO) Series G
    5.000%, 08/01/18.............................  1,600   1,612,832
City of New York (GO) Series J
    5.000%, 08/01/22.............................    650     722,553
New York State Dormitory Authority (RB) Series A
    5.000%, 02/15/25.............................    500     577,220
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.............................  2,500   2,756,700
    5.000%, 02/15/24.............................    700     796,943
New York State Urban Development Corp. (RB)
 Series A
    5.000%, 03/15/26.............................  6,890   8,075,769
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/18.............................  1,000   1,020,420
Riverhead Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 10/15/22.............................    700     697,627
                                                         -----------
TOTAL NEW YORK...................................         19,149,703
                                                         -----------

NORTH CAROLINA -- (6.2%)
City of Charlotte Water & Sewer System Revenue
 (RB)
    5.000%, 07/01/21.............................  1,800   1,966,446
Forsyth County (GO)
    4.000%, 12/01/21.............................  1,500   1,598,325
Gaston County (GO)
    5.000%, 02/01/26.............................  2,500   2,928,025
Iredell County (GO) Series B
    2.500%, 02/01/24.............................  2,285   2,292,266
Mecklenburg County (GO) Series A
    5.000%, 04/01/22.............................  5,000   5,545,950
Mecklenburg County (GO) Series B
    5.000%, 12/01/21.............................  6,120   6,742,343
    5.000%, 12/01/26.............................  8,430  10,091,469
North Carolina Eastern Municipal Power Agency
 (RB) Series B (NATL-IBC) (ETM)
    6.000%, 01/01/22.............................    650     733,772

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NORTH CAROLINA -- (Continued)
North Carolina State (GO) Series A
    5.000%, 06/01/22............................. $6,000 $ 6,679,440
North Carolina State (GO) Series C
    3.750%, 05/01/19.............................  1,500   1,529,685
Wake County (GO)
    5.000%, 03/01/19.............................  1,000   1,026,990
    5.000%, 09/01/21.............................  2,250   2,465,617
    5.000%, 09/01/24.............................  4,000   4,625,120
                                                         -----------
TOTAL NORTH CAROLINA.............................         48,225,448
                                                         -----------

NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture &
 Applied Science (RB) Series A
    5.000%, 04/01/21.............................    545     587,352
                                                         -----------

OHIO -- (5.6%)
Beavercreek City School District (GO) (AGM)
    5.000%, 12/01/18.............................    525     534,839
City of Columbus (GO) Series 1
    5.000%, 07/01/21.............................  2,775   3,028,940
    5.000%, 07/01/23.............................  1,875   2,122,069
City of Columbus (GO) Series A
    5.000%, 02/15/20.............................    650     685,204
    2.000%, 08/15/22.............................  2,000   1,968,560
    4.000%, 08/15/25.............................  3,500   3,854,970
Cleveland Department of Public Utilities
 Division of Water (RB) Series T
    5.000%, 01/01/19.............................  4,335   4,427,769
Franklin County (GO)
    5.000%, 06/01/21.............................  1,830   1,990,326
Ohio State (GO) Series A
    4.000%, 03/01/21.............................  1,475   1,552,423
    5.000%, 09/15/24.............................  2,000   2,300,280
    5.000%, 09/15/25.............................  1,950   2,279,063
Ohio State (GO) Series B
    5.000%, 08/01/20.............................    650     692,770
    5.000%, 09/01/27.............................  9,300  11,146,887
    5.000%, 09/15/27.............................  3,500   4,197,620
Ohio Water Development Authority (RB) Series C
    5.000%, 06/01/19.............................  2,225   2,303,008
                                                         -----------
TOTAL OHIO.......................................         43,084,728
                                                         -----------

OREGON -- (1.4%)
City of Portland Sewer System Revenue (RB)
 Series A
    5.000%, 10/01/23.............................  3,570   4,059,911
Multnomah County School District No. 1 Portland
 (GO) Series B (SCH BD GTY)
    5.000%, 06/15/23.............................  1,005   1,134,796

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
OREGON -- (Continued)
Oregon State (GO) Series A
    5.000%, 05/01/21............................. $  800 $   868,992
Oregon State (GO) Series D
    3.000%, 05/01/20.............................  2,345   2,396,238
Oregon State (GO) Series G
    5.000%, 12/01/22.............................  2,050   2,299,731
                                                         -----------
TOTAL OREGON.....................................         10,759,668
                                                         -----------

PENNSYLVANIA -- (0.4%)
Pennsylvania Economic Development Financing
 Authority (RB) Series A
    5.000%, 07/01/19.............................  3,145   3,257,717
                                                         -----------

RHODE ISLAND -- (0.3%)
Rhode Island State (GO) Series A
    5.000%, 08/01/20.............................  1,900   2,024,165
Rhode Island State (GO) Series D
    5.000%, 08/01/22.............................    600     666,204
                                                         -----------
TOTAL RHODE ISLAND...............................          2,690,369
                                                         -----------

SOUTH CAROLINA -- (3.0%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
    4.000%, 03/01/22.............................    640     683,782
Beaufort County School District (GO) Series A
 (SCSDE)
    5.000%, 03/01/23.............................  6,000   6,748,140
Berkeley County School District (GO) Series A
 (SCSDE)
    5.000%, 03/01/27.............................  2,500   2,985,850
Charleston County (GO)
    5.000%, 11/01/23.............................  1,000   1,140,900
Charleston County School District (GO) Series A
 (SCSDE)
    5.000%, 02/01/21.............................    800     863,376
Clemson University (RB) Series B
    5.000%, 05/01/25.............................    750     872,295
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
    5.000%, 03/01/24.............................  2,750   3,141,600
Richland County (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/26.............................  1,870   2,216,605
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................  3,000   3,418,260
Spartanburg County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/19.............................  1,210   1,245,477
                                                         -----------
TOTAL SOUTH CAROLINA.............................         23,316,285
                                                         -----------

TENNESSEE -- (4.5%)
City of Kingsport (GO) Series A
    5.000%, 09/01/21.............................    510     557,323

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
TENNESSEE -- (Continued)
Hamilton County (GO) Series B
    5.000%, 03/01/22............................. $2,000 $ 2,214,680
Maury County (GO) Series B
    5.000%, 04/01/20.............................  1,205   1,274,866
Metropolitan Government of Nashville & Davidson
 County (GO)
    5.000%, 01/01/26.............................  7,165   8,412,498
Metropolitan Government of Nashville & Davidson
 County (GO) Series C
    5.000%, 07/01/21.............................  5,000   5,446,300
Rutherford County (GO) Series B
    5.000%, 04/01/23.............................  4,085   4,606,777
Shelby County (GO)
    5.000%, 04/01/25.............................  5,000   5,813,200
Shelby County (GO) Series A
    5.000%, 04/01/20.............................  1,500   1,587,255
Sullivan County (GO) Series A
    5.000%, 04/01/21.............................  1,000   1,082,130
Sumner County (GO)
    5.000%, 06/01/21.............................    650     707,154
    5.000%, 12/01/21.............................    900     989,883
Washington County (GO) Series A
    4.000%, 06/01/26.............................  1,705   1,881,860
                                                         -----------
TOTAL TENNESSEE..................................         34,573,926
                                                         -----------

TEXAS -- (16.4%)
City of Arlington (GO)
    5.000%, 08/15/25.............................  1,000   1,160,490
City of Austin (GO)
    5.000%, 09/01/25.............................  2,305   2,695,444
City of Dallas (GO)
    5.000%, 02/15/19.............................  1,600   1,640,128
City of Dallas Waterworks & Sewer System Revenue
 (RB) Series A
    5.000%, 10/01/22.............................  9,000  10,050,300
City of Frisco (GO) Series A
    5.000%, 02/15/25.............................  2,000   2,300,800
City of Garland (GO) Series A
    5.000%, 02/15/24.............................    400     454,700
City of Houston (GO) (TRANS)
    4.000%, 06/29/18.............................  2,000   2,007,700
City of Lubbock (GO)
    5.000%, 02/15/23.............................  4,000   4,477,040
City of San Antonio (GO)
    5.000%, 02/01/20.............................  2,500   2,635,150
    5.000%, 02/01/21.............................  2,200   2,374,900
City of San Antonio Electric & Gas Systems
 Revenue (RB)
    5.000%, 02/01/24.............................  9,515  10,818,936
    5.000%, 02/01/26.............................  2,850   3,335,754
City of San Antonio Electric & Gas Systems
 Revenue (RB) Series D
    5.000%, 02/01/19.............................    310     317,555
City of Sugar Land (GO)
    5.000%, 02/15/21.............................  1,050   1,132,541

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
TEXAS -- (Continued)
Conroe Independent School District (GO) Series A
 (PSF-GTD)
     5.000%, 02/15/26.............................. $ 8,710 $10,241,653
Cypress-Fairbanks Independent School District
 (GO) (PSF-GTD)
     5.000%, 02/15/21..............................     800     862,888
Dallas County Community College District (GO)
     5.000%, 02/15/23..............................   7,965   8,934,102
El Paso Independent School District (GO)
 (PSF-GTD)
     5.000%, 08/15/24..............................   3,035   3,477,533
Frisco Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/20..............................   2,460   2,622,901
Goose Creek Consolidated Independent School
 District (GO) (PSF-GTD)
     5.000%, 02/15/27..............................   3,000   3,551,820
Highland Park Independent School District (GO)
     5.000%, 02/15/23..............................   3,120   3,502,637
Houston Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/27..............................   5,000   5,928,350
Humble Independent School District (GO) Series A
 (PSF-GTD)
     2.000%, 02/15/19..............................     660     661,274
Permanent University Fund - University of Texas
 System (RB) Series B
     5.250%, 07/01/28..............................   2,610   3,211,083
Pflugerville Independent School District (GO)
 (PSF-GTD)
     4.000%, 08/15/20..............................   2,000   2,091,200
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/24..............................   2,225   2,529,269
San Antonio Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................   1,790   1,885,317
Texas State (GO)
     5.000%, 04/01/19..............................   1,150   1,183,614
     5.000%, 10/01/23..............................   4,200   4,769,478
Texas State (RN)
     4.000%, 08/30/18..............................   3,000   3,022,860
Texas Transportation Commission State Highway
 Fund (RB)
     5.000%, 10/01/26..............................   2,505   2,964,968
University of Texas System (The) (RB) Series C
     5.000%, 08/15/19..............................     100     104,022
University of Texas System (The) (RB) Series J
     5.000%, 08/15/25..............................  12,500  14,642,000
     5.000%, 08/15/26..............................   3,850   4,572,529

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
TEXAS -- (Continued)
Ysleta Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 08/15/20............................. $  460 $    490,779
                                                         ------------
TOTAL TEXAS......................................         126,651,715
                                                         ------------

UTAH -- (1.3%)
City of American Fork (GO)
    5.000%, 05/01/26.............................  1,165    1,359,310
Davis School District (GO) Series S (SCH BD GTY)
    5.000%, 06/01/23.............................  1,000    1,131,820
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/22.............................  3,050    3,393,399
Tooele County School District (GO) Series B (SCH
 BD GTY)
    5.000%, 06/01/22.............................    650      721,988
Utah State (GO)
    5.000%, 07/01/22.............................  1,500    1,671,900
Utah State (GO) Series C
    5.000%, 07/01/19.............................    900      933,426
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21.............................    650      707,850
                                                         ------------
TOTAL UTAH.......................................           9,919,693
                                                         ------------

VERMONT -- (0.2%)
Vermont State (GO) Series C
    4.000%, 08/15/23.............................  1,300    1,414,777
                                                         ------------

VIRGINIA -- (3.6%)
Arlington County (GO) Series B
    5.000%, 08/15/22.............................  4,830    5,396,897
City of Lynchburg (GO)
    5.000%, 02/01/26.............................  1,930    2,275,296
City of Manassas (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/01/21.............................  1,040    1,135,170
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................    900      973,143
City of Virginia Beach (GO) Series B (ST AID
 WITHHLDG)
    5.000%, 09/15/24.............................  3,000    3,463,830
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  2,000    2,088,920
    5.000%, 10/01/23.............................  4,775    5,448,562
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18.............................    400      405,464
Loudoun County (GO) Series A
    5.000%, 12/01/21.............................  5,000    5,503,000
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23.............................    600      678,990

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
VIRGINIA -- (Continued)
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20............................. $  200 $   214,950
                                                         -----------
TOTAL VIRGINIA...................................         27,584,222
                                                         -----------

WASHINGTON -- (5.3%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.............................    175     185,248
City of Seattle Municipal Light & Power Revenue
 (RB) Series B
    5.000%, 04/01/24.............................  3,000   3,427,590
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................    190     198,005
City of Spokane (GO)
    5.000%, 12/01/25.............................  1,165   1,357,097
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................    510     542,885
King & Snohomish Counties School District
 No. 417 Northshore (GO) (SCH BD GTY)
    5.000%, 12/01/19.............................  2,825   2,962,945
King County (GO) Series A
    5.000%, 07/01/20.............................    700     746,081
    5.000%, 12/01/25.............................  1,830   2,149,628
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/24.............................  2,265   2,615,486
King County School District No. 414 Lake
 Washington (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................    925   1,036,823
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22.............................  5,640   6,269,649
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  2,080   2,321,842
Washington State (GO)
    5.000%, 08/01/27.............................  4,800   5,732,592
Washington State (GO) Series 2017-A
    5.000%, 08/01/26.............................  1,480   1,750,514
Washington State (GO) Series A
    5.000%, 08/01/21.............................    500     545,930
Washington State (GO) Series C
    5.000%, 02/01/25.............................  1,930   2,232,991
Washington State (GO) Series R-2012A
    5.000%, 07/01/19.............................  1,585   1,642,741
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................    150     158,913

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
Washington State (GO) Series R-2013A
    5.000%, 07/01/20............................. $2,775 $ 2,954,626
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................    650     653,497
Washington State (GO) Series R-2015A
    5.000%, 07/01/20.............................  1,560   1,660,979
                                                         -----------
TOTAL WASHINGTON.................................         41,146,062
                                                         -----------

WISCONSIN -- (3.4%)
City of Janesville (GO)
    3.000%, 03/01/24.............................  1,245   1,277,196
City of Milwaukee (GO)
    5.000%, 05/01/20.............................  2,370   2,507,578
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................    100     102,324
City of Milwaukee (GO) Series N2
    4.000%, 03/01/24.............................  6,500   7,040,475

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
WISCONSIN -- (Continued)
City of Oshkosh (GO) Series B
    3.000%, 12/01/23............................. $  650 $    671,626
Germantown School District (GO) Series A
    5.000%, 04/01/27.............................  2,200    2,631,178
Oregon School District (GO)
    3.000%, 03/01/21.............................  1,900    1,940,926
Wisconsin State (GO) Series 1
    5.000%, 11/01/24.............................  4,025    4,643,240
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................    800      859,192
    5.000%, 11/01/22.............................    600      672,108
Wisconsin State (GO) Series B
    5.000%, 05/01/21.............................  3,405    3,698,647
                                                         ------------
TOTAL WISCONSIN..................................          26,044,490
                                                         ------------
TOTAL MUNICIPAL BONDS............................         772,772,754
                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $791,942,637)............................         $772,772,754
                                                         ============

At April 30, 2018, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                  PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT             UNREALIZED
                    MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS  MARKET   APPRECIATION
 COUNTERPARTY     BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED  VALUE   (DEPRECIATION)
--------------- ------------ -------- --------- -------------- ---------- -------- -------- -------- --------------
Bank of America
 Corp.......... 2.195% Fixed   CPI    Maturity  USD 15,000,000  01/09/24     --       --    $118,072    $118,072
Bank of America
 Corp.......... 2.193% Fixed   CPI    Maturity  USD 14,000,000  03/29/25     --       --     114,764     114,764
Bank of America
 Corp.......... 2.185% Fixed   CPI    Maturity  USD 17,000,000  03/03/23     --       --      97,719      97,719
Bank of America
 Corp.......... 2.177% Fixed   CPI    Maturity  USD 11,000,000  09/20/27     --       --     262,291     262,291
Bank of America
 Corp.......... 2.149% Fixed   CPI    Maturity  USD 14,000,000  08/10/27     --       --     345,183     345,183
Bank of America
 Corp.......... 2.064% Fixed   CPI    Maturity  USD 13,000,000  10/24/24     --       --     300,013     300,013
Bank of America
 Corp.......... 2.029% Fixed   CPI    Maturity  USD 15,000,000  05/24/25     --       --     367,155     367,155
Bank of America
 Corp.......... 2.004% Fixed   CPI    Maturity  USD 14,000,000  06/13/25     --       --     382,668     382,668
Bank of America
 Corp.......... 1.902% Fixed   CPI    Maturity  USD 25,000,000  07/14/22     --       --     523,607     523,607
Bank of America
 Corp.......... 1.826% Fixed   CPI    Maturity  USD 26,000,000  11/07/20     --       --     458,257     458,257
Bank of America
 Corp.......... 1.715% Fixed   CPI    Maturity  USD 11,000,000  09/28/23     --       --     452,940     452,940
Bank of America
 Corp.......... 1.706% Fixed   CPI    Maturity  USD 11,000,000  06/14/22     --       --     395,074     395,074
Bank of America
 Corp.......... 1.704% Fixed   CPI    Maturity  USD 27,000,000  05/31/21     --       --     786,707     786,707

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                  PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                UNREALIZED
                    MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
 COUNTERPARTY     BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
--------------- ------------ -------- --------- -------------- ---------- -------- -------- ----------- --------------
Bank of America
 Corp.......... 1.663% Fixed   CPI    Maturity  USD 17,000,000  04/15/22     --       --    $   627,690  $   627,690
Bank of America
 Corp.......... 1.619% Fixed   CPI    Maturity  USD 12,000,000  10/14/22     --       --        406,099      406,099
Bank of America
 Corp.......... 1.610% Fixed   CPI    Maturity  USD 20,000,000  12/31/20     --       --        497,823      497,823
Bank of America
 Corp.......... 1.609% Fixed   CPI    Maturity  USD 17,000,000  06/24/21     --       --        567,798      567,798
Bank of America
 Corp.......... 1.580% Fixed   CPI    Maturity  USD 19,000,000  08/07/20     --       --        378,911      378,911
Bank of America
 Corp.......... 1.580% Fixed   CPI    Maturity  USD 14,000,000  12/30/20     --       --        369,163      369,163
Bank of America
 Corp.......... 1.548% Fixed   CPI    Maturity  USD  8,000,000  01/08/21     --       --        226,500      226,500
Bank of America
 Corp.......... 1.530% Fixed   CPI    Maturity  USD 19,000,000  12/24/20     --       --        546,098      546,098
Bank of America
 Corp.......... 1.520% Fixed   CPI    Maturity  USD 14,000,000  12/23/20     --       --        409,084      409,084
Bank of America
 Corp.......... 1.365% Fixed   CPI    Maturity  USD  5,000,000  01/21/19     --       --         51,045       51,045
Bank of America
 Corp.......... 2.199% Fixed   CPI    Maturity  USD 16,000,000  02/14/24     --       --        125,531      125,531
Citibank, N.A.. 2.234% Fixed   CPI    Maturity  USD 34,000,000  01/23/24     --       --        210,949      210,949
Citibank, N.A.. 2.171% Fixed   CPI    Maturity  USD 11,000,000  04/07/24     --       --         81,397       81,397
Citibank, N.A.. 2.148% Fixed   CPI    Maturity  USD 19,000,000  01/04/24     --       --        221,112      221,112
Citibank, N.A.. 2.114% Fixed   CPI    Maturity  USD 14,000,000  12/19/23     --       --        191,096      191,096
Citibank, N.A.. 2.113% Fixed   CPI    Maturity  USD 27,000,000  12/21/24     --       --        443,520      443,520
Citibank, N.A.. 2.113% Fixed   CPI    Maturity  USD 11,000,000  05/02/24     --       --        131,823      131,823
Citibank, N.A.. 2.103% Fixed   CPI    Maturity  USD 11,000,000  11/21/26     --       --        264,711      264,711
Citibank, N.A.. 2.100% Fixed   CPI    Maturity  USD 18,000,000  12/11/25     --       --        358,305      358,305
Citibank, N.A.. 2.088% Fixed   CPI    Maturity  USD 23,000,000  12/29/22     --       --        269,259      269,259
Citibank, N.A.. 2.005% Fixed   CPI    Maturity  USD 12,000,000  11/09/25     --       --        363,313      363,313
Citibank, N.A.. 1.986% Fixed   CPI    Maturity  USD 20,000,000  07/24/23     --       --        438,572      438,572
Citibank, N.A.. 1.789% Fixed   CPI    Maturity  USD 21,000,000  03/31/24     --       --        851,554      851,554
Citibank, N.A.. 1.752% Fixed   CPI    Maturity  USD 17,000,000  05/20/23     --       --        692,360      692,360
Citibank, N.A.. 1.718% Fixed   CPI    Maturity  USD 16,000,000  05/27/20     --       --        370,109      370,109
Citibank, N.A.. 1.698% Fixed   CPI    Maturity  USD 22,000,000  06/02/22     --       --        812,121      812,121
Citibank, N.A.. 1.581% Fixed   CPI    Maturity  USD 10,000,000  12/28/20     --       --        263,287      263,287
Citibank, N.A.. 1.578% Fixed   CPI    Maturity  USD 25,000,000  08/09/23     --       --      1,227,128    1,227,128
Citibank, N.A.. 1.577% Fixed   CPI    Maturity  USD 10,000,000  11/18/21     --       --        321,513      321,513
Citibank, N.A.. 1.555% Fixed   CPI    Maturity  USD 10,000,000  12/11/20     --       --        272,112      272,112
Citibank, N.A.. 1.533% Fixed   CPI    Maturity  USD 10,000,000  11/10/20     --       --        258,947      258,947
Citibank, N.A.. 1.520% Fixed   CPI    Maturity  USD 24,000,000  08/01/21     --       --        860,911      860,911
Citibank, N.A.. 1.481% Fixed   CPI    Maturity  USD 17,000,000  08/18/21     --       --        626,458      626,458
Citibank, N.A.. 1.253% Fixed   CPI    Maturity  USD 12,000,000  02/11/22     --       --        667,611      667,611
Citibank, N.A.. 1.253% Fixed   CPI    Maturity  USD 12,000,000  01/20/19     --       --        282,497      282,497
                                                                             --       --    -----------  -----------
TOTAL..........                                                              --       --    $19,290,857  $19,290,857
                                                                             ==       ==    ===========  ===========

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -----------------------------------------
                             LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                             ------- ------------ ------- ------------
          Municipal Bonds...   --    $772,772,754   --    $772,772,754
          Swap Agreements**.   --      19,290,857   --      19,290,857
                               --    ------------   --    ------------
          TOTAL.............   --    $792,063,611   --    $792,063,611
                               ==    ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            5.000%, 08/01/25............................. $  230 $  271,230
Alhambra Unified School District (GO) Series B
            5.000%, 08/01/23.............................    100    114,281
Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/41 (Pre-refunded @ $100,
            10/1/21).....................................    520    572,307
Bay Area Toll Authority (RB) Series S-4
(currency)  5.250%, 04/01/53 (Pre-refunded @ $100,
            4/1/23)......................................    250    286,330
Beverly Hills Unified School District (GO)
            2.000%, 08/01/22.............................    150    150,242
Burbank Unified School District (GO)
            5.000%, 08/01/24.............................    565    657,570
California State (GO)
            5.000%, 12/01/22.............................    500    562,300
            5.000%, 08/01/23.............................    585    665,736
            5.000%, 10/01/25.............................  1,200  1,411,620
            5.000%, 08/01/26.............................  1,540  1,829,043
            5.000%, 08/01/26.............................    175    207,846
            5.000%, 09/01/26.............................  2,410  2,864,478
            3.500%, 08/01/27.............................  2,835  3,060,382
            5.000%, 08/01/27.............................  4,200  5,050,416
            5.000%, 11/01/27.............................    200    241,286
California State (GO) Series A
(currency)  5.250%, 07/01/21 (Pre-refunded @ $100,
            7/1/19)......................................    365    379,863
California State (GO) Series A (ETM)
            5.000%, 07/01/19.............................    150    155,678
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/24.............................    775    907,773
California State Department of Water Resources Power
 Supply Revenue (RB) Series L
            5.000%, 05/01/19.............................    250    258,350
California State Department of Water Resources Power
 Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................  1,225  1,337,002
            5.000%, 05/01/22.............................  1,295  1,446,178
California State Public Works Board (RB) Series C-1
(currency)  5.000%, 03/01/22 (Pre-refunded @ $100,
            3/1/20)......................................    310    327,834

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California State Public Works Board (RB) Series D
(currency)  5.000%, 09/01/24 (Pre-refunded @ $100,
            9/1/22)...................................... $  935 $1,050,370
(currency)  5.000%, 09/01/29 (Pre-refunded @ $100,
            9/1/22)......................................  1,250  1,404,237
California State University (RB) Series A
            5.000%, 11/01/23.............................    375    430,762
Camrosa Water District Financing Authority (RB) Series A
            4.000%, 01/15/22.............................    205    219,633
Carlsbad Unified School District (GO)
            5.000%, 08/01/26.............................    310    371,510
City & County of San Francisco (GO) Series E
            5.000%, 06/15/22.............................    200    223,944
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/19.............................    375    388,954
City of Grover Beach (GO)
            5.000%, 09/01/22.............................    390    437,950
            5.000%, 09/01/26.............................    345    413,793
            5.000%, 09/01/27.............................    445    542,023
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................    400    407,012
City of Los Angeles (GO) Series B
            5.000%, 09/01/19.............................    150    156,563
City of Pacifica
            5.000%, 01/01/24.............................    250    282,807
City of Pittsburg Water Revenue (RB) Series A
            5.000%, 08/01/24.............................    275    318,835
City of San Francisco Public Utilities Commission Water
 Revenue (RB)
            5.000%, 11/01/23.............................    210    241,697
            5.000%, 11/01/24.............................  1,000  1,169,980
City of San Francisco Public Utilities Commission Water
 Revenue (RB) Series D
            5.000%, 11/01/25.............................    220    262,027
            5.000%, 11/01/26.............................    150    180,456
Cloverdale Unified School District (GO) Series A (AGM)
(currency)  5.250%, 08/01/32 (Pre-refunded @ $100,
            8/1/21)......................................    235    259,593
Contra Costa Transportation Authority (RB) Series A
            5.000%, 03/01/23.............................    260    295,225
            5.000%, 03/01/24.............................    750    866,077

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Contra Costa Water District (RB) Series U
            5.000%, 10/01/19............................. $  100 $  104,633
Culver City Unified School District (GO) Series C
            8.000%, 08/01/23.............................    460    592,301
Desert Sands Unified School District (GO) Series A
            5.000%, 06/01/23.............................    375    427,530
Dixie School District (GO)
            5.000%, 08/01/21.............................    500    548,740
Dublin-San Ramon Services District Water Revenue (RB)
(currency)  5.500%, 08/01/34 (Pre-refunded @ $100,
            2/1/21)......................................  1,425  1,562,042
El Monte Union High School District (GO)
            5.000%, 06/01/24.............................    250    289,015
Elsinore Valley Municipal Water District Financing
 Authority (RB) Series A
            5.000%, 07/01/24.............................    100    116,430
Emery Unified School District (GO)
            5.000%, 08/01/27.............................    600    728,106
Grossmont Healthcare District (GO) Series C
            5.000%, 07/15/23.............................  1,000  1,141,660
Grossmont Union High School District (GO)
            5.000%, 08/01/21.............................    200    219,496
Kern High School District (GO) Series E
            4.000%, 08/01/24.............................    200    220,286
Los Angeles County Metropolitan Transportation Authority
 (RB)
(currency)  5.000%, 07/01/23 (Pre-refunded @ $100,
            7/1/21)......................................  1,000  1,094,730
Los Angeles County Metropolitan Transportation Authority
 (RB) Series A
            5.000%, 07/01/19.............................  1,200  1,247,400
            5.000%, 07/01/24.............................    300    349,290
Los Angeles Department of Water (RB) Series A
            5.000%, 07/01/25.............................  1,000  1,185,340
Los Angeles Department of Water & Power (RB) Series A
            5.000%, 07/01/19.............................    300    311,604
Los Angeles Department of Water & Power Power System
 Revenue (RB) Series B
            5.000%, 07/01/26.............................    400    481,608

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/24............................. $1,280 $1,487,104
            5.000%, 07/01/26.............................    630    754,375
            5.000%, 07/01/27.............................    480    583,421
Los Angeles Unified School District (GO) Series B-1
            5.000%, 07/01/27.............................    175    212,706
Los County Angeles (RN)
            5.000%, 06/29/18.............................  2,050  2,060,844
Los Rios Community College District (GO) Series F
            2.000%, 08/01/20.............................    200    201,050
Merced Community College District (GO)
            4.000%, 08/01/19.............................    200    205,800
Mesa Water District
(currency)  5.000%, 03/15/22 (Pre-refunded @ $100,
            3/15/20).....................................    500    528,895
Millbrae Public Financing Authority (RB)
            5.000%, 12/01/25.............................    390    461,967
            5.000%, 12/01/26.............................    265    318,138
            5.000%, 12/01/27.............................    385    468,741
Morongo Unified School District (GO) Series A
            5.000%, 08/01/25.............................     20     23,468
            5.000%, 08/01/26.............................    280    332,553
            5.000%, 08/01/27.............................    130    156,442
Mount Diablo Unified School District (GO) Series G
            3.000%, 08/01/24.............................    130    135,805
New Haven Unified School District (GO)
            5.000%, 08/01/26.............................    150    179,390
Northern California Transmission Agency (RB)
            5.000%, 05/01/24.............................    280    321,112
Northern Humboldt Union High School District (GO)
            4.000%, 08/01/25.............................    120    133,543
Novato Sanitary District (RB)
            5.000%, 02/01/22.............................    340    377,159
Oak Park Unified School District (GO)
            4.000%, 08/01/22.............................    200    215,866
Oakdale Joint Unified School District (GO)
            4.000%, 08/01/23.............................    400    436,732
            4.000%, 08/01/24.............................    175    192,644
Oakland Unified School District/ Alameda County (GO)
            5.000%, 08/01/24.............................    750    869,550
Oakland Unified School District/ Alameda County (GO)
 Series C
            5.000%, 08/01/24.............................    510    591,294

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Ontario Montclair School District (GO) Series B (AGM)
            5.000%, 08/01/21............................. $  160 $  175,437
Otay Water District (RB)
            5.000%, 09/01/22.............................    740    829,999
Pacific Grove Unified School District (GO)
            3.000%, 08/01/26.............................    210    220,015
Pajaro Valley Unified School District (GO) Series D
            4.000%, 08/01/19.............................    370    380,589
Placentia-Yorba Linda Unified School District (GO)
            5.000%, 08/01/23.............................    205    233,948
Port of Los Angeles (RB) Series A
            5.000%, 08/01/19.............................  1,000  1,040,910
Redondo Beach Unified School District (GO) Series A (AGM)
            5.000%, 08/01/23.............................    255    290,871
Reed Union School District (GO)
            4.000%, 08/01/26.............................    250    281,355
Regents of the University of California Medical Center
 Pooled Revenue (RB) Series J
(currency)  5.000%, 05/15/25 (Pre-refunded @ $100,
            5/15/23).....................................    530    602,541
(currency)  5.250%, 05/15/27 (Pre-refunded @ $100,
            5/15/23).....................................    260    298,675
Riverside County (RN)
            2.000%, 06/29/18.............................    225    225,144
Ross Valley Public Financing Authority (RB)
            5.000%, 01/01/25.............................    410    479,675
Sacramento County Sanitation Districts Financing
 Authority (RB) Series A (NATL)
            5.250%, 12/01/20.............................    510    553,222
Sacramento Municipal Utility District (RB) Series D
            5.000%, 08/15/22.............................  1,350  1,516,117
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23.............................    350    400,711
Sacramento Municipal Utility District (RB) Series U (AGM)
            4.000%, 08/15/18.............................    175    176,225
San Diego Community College District (GO)
            5.000%, 08/01/23.............................    500    572,205
            5.000%, 08/01/26.............................    275    330,250
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100,
            5/15/19).....................................    475    492,342

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
San Diego Unified School District (GO) Series F-1 (AGM)
            5.250%, 07/01/27............................. $  475 $  588,397
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26.............................    200    240,308
San Diego Unified School District (RAN) Series A
            3.000%, 06/29/18.............................  1,700  1,703,689
San Francisco Bay Area Rapid Transit District (GO)
            5.000%, 08/01/20.............................  1,030  1,103,418
San Francisco Community College District (GO)
            5.000%, 06/15/24.............................    125    144,391
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22.............................  1,300  1,348,594
San Gabriel Unified School District (GO) Series A
            5.000%, 08/01/25.............................    230    271,230
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21.............................    140    153,507
Santa Clara Unified School District (GO)
            5.000%, 07/01/19.............................  1,200  1,245,984
Santa County Clara (GO) Series C
            5.000%, 08/01/26.............................  1,100  1,320,088
Santa Paula Union High School District (GO) Series A
            5.000%, 08/01/19.............................    260    270,473
Santee School District (GO)
            5.000%, 08/01/24.............................    290    336,043
Savanna School District (GO) Series A (AGC)
(currency)  4.750%, 08/01/30 (Pre-refunded @ $100,
            8/1/19)......................................  1,000  1,036,700
Scotts Valley Unified School District (GO) Series B
            4.000%, 08/01/24.............................    150    165,399
            4.000%, 08/01/25.............................    250    278,745
            5.000%, 08/01/26.............................    250    299,605
Southwestern Community College District (GO) Series B
            4.000%, 08/01/25.............................    250    278,745
Sylvan Union School District (GO) Series C
            5.000%, 08/01/25.............................    380    448,119
Tahoe-Truckee Unified School District (GO)
            5.000%, 08/01/26.............................    100    119,842
Tahoe-Truckee Unified School District (GO) Series C
            2.000%, 08/01/20.............................  1,190  1,195,986

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
University of California (RB) Series AF
(currency)  5.000%, 05/15/27 (Pre-refunded @
            $100, 5/15/23)............................... $1,550 $ 1,758,180
Washington Union School District/ Monterey County (GO)
            5.000%, 08/01/27.............................    135     163,824
West Valley-Mission Community College District (GO)
 Series B
            5.000%, 08/01/27.............................    220     267,991
                                                                 -----------
TOTAL MUNICIPAL BONDS....................................         78,389,492
                                                                 -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $79,992,752).....................................         $78,389,492
                                                                 ===========

At April 30, 2018, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                   PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT             UNREALIZED
                     MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS  MARKET   APPRECIATION
 COUNTERPARTY      BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED  VALUE   (DEPRECIATION)
---------------- ------------ -------- --------- -------------- ---------- -------- -------- -------- --------------
Bank of America
 Corp........... 2.265% Fixed   CPI    Maturity  USD  7,000,000  02/23/24     --       --    $ 30,001    $ 30,001
Bank of America
 Corp........... 2.063% Fixed   CPI    Maturity  USD  4,000,000  11/08/23     --       --      74,052      74,052
Bank of America
 Corp........... 2.060% Fixed   CPI    Maturity  USD 11,000,000  11/06/21     --       --     128,481     128,481
Bank of America
 Corp........... 2.058% Fixed   CPI    Maturity  USD 11,000,000  12/12/22     --       --     138,837     138,837
Citibank, N.A... 2.225% Fixed   CPI    Maturity  USD  6,000,000  03/26/23     --       --      19,254      19,254
Citibank, N.A... 2.160% Fixed   CPI    Maturity  USD  7,000,000  01/09/23     --       --      56,545      56,545
Citibank, N.A... 2.143% Fixed   CPI    Maturity  USD  8,000,000  01/18/22     --       --      46,542      46,542
Citibank, N.A... 2.075% Fixed   CPI    Maturity  USD  5,000,000  12/06/23     --       --      75,816      75,816
Citibank, N.A... 2.065% Fixed   CPI    Maturity  USD  4,000,000  11/09/21     --       --      44,029      44,029
Citibank, N.A... 2.054% Fixed   CPI    Maturity  USD 10,000,000  11/06/22     --       --     155,086     155,086
Citibank, N.A... 2.043% Fixed   CPI    Maturity  USD  6,000,000  11/07/22     --       --      95,184      95,184
                                                                              --       --    --------    --------
TOTAL...........                                                              --       --    $863,827    $863,827
                                                                              ==       ==    ========    ========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ---------------------------------------
                              LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                              -------  ----------- ------- -----------
           Municipal Bonds...   --     $78,389,492   --    $78,389,492
           Swap Agreements**.   --         863,827   --        863,827
                                --     -----------   --    -----------
           TOTAL.............   --     $79,253,319   --    $79,253,319
                                ==     ===========   ==    ===========

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.6%)
Alabama State (GO) Series A
     5.000%, 08/01/20.............................. $  200 $  213,524
     5.000%, 08/01/21..............................  1,000  1,092,850
     5.000%, 08/01/23..............................    300    340,446
Baldwin County (GO)
     4.000%, 05/01/20..............................    610    634,742
                                                           ----------
TOTAL ALABAMA......................................         2,281,562
                                                           ----------

ALASKA -- (0.4%)
Alaska State (GO) Series B
     5.000%, 08/01/20..............................    290    309,149
Borough of Fairbanks North Star (GO) Series S
     4.000%, 10/01/21..............................    560    594,675
City of Anchorage (GO) Series A
     3.000%, 09/01/22..............................    765    787,575
                                                           ----------
TOTAL ALASKA.......................................         1,691,399
                                                           ----------

ARIZONA -- (0.4%)
City of Chandler (GO)
     3.000%, 07/01/20..............................    550    562,876
City of Phoenix (GO)
     4.000%, 07/01/21..............................    500    529,710
Maricopa County School District No. 3 Tempe
 Elementary (GO)
     3.000%, 07/01/21..............................    550    565,064
                                                           ----------
TOTAL ARIZONA......................................         1,657,650
                                                           ----------

ARKANSAS -- (0.7%)
Arkansas State (GO)
     5.000%, 04/01/21..............................    400    433,560
     5.000%, 06/15/21..............................  1,250  1,361,638
     5.000%, 04/01/22..............................  1,110  1,229,003
                                                           ----------
TOTAL ARKANSAS.....................................         3,024,201
                                                           ----------

CALIFORNIA -- (1.8%)
California State (GO)
     5.000%, 09/01/26..............................  1,195  1,420,353
     3.500%, 08/01/27..............................  5,000  5,397,500
City of Los Angeles (RN)
     5.000%, 06/28/18..............................    400    402,124
                                                           ----------
TOTAL CALIFORNIA...................................         7,219,977
                                                           ----------

COLORADO -- (1.5%)
Boulder Valley School District No. Re-2 Boulder
 (GO) Series B (ST AID WITHHLDG)
     4.000%, 12/01/24..............................  1,000  1,096,210
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
     5.000%, 12/01/24..............................    550    636,196

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
COLORADO -- (Continued)
Pueblo City Schools (GO) (ST AID WITHHLDG)
     5.000%, 12/15/20.............................. $  550 $  592,328
Weld County School District No. RE-4 (GO) (ST
 INTERCEPT)
     4.000%, 12/01/22..............................  1,140  1,223,266
     5.000%, 12/01/24..............................  2,280  2,614,909
                                                           ----------
TOTAL COLORADO.....................................         6,162,909
                                                           ----------

CONNECTICUT -- (0.3%)
Connecticut State (GO) Series E
     4.000%, 09/15/20..............................    550    570,399
Hartford County Metropolitan District (GO)
     5.000%, 03/01/19..............................    600    614,388
                                                           ----------
TOTAL CONNECTICUT..................................         1,184,787
                                                           ----------

DELAWARE -- (0.6%)
Kent County (GO)
     4.000%, 09/01/24..............................    415    453,516
New Castle County (GO)
     5.000%, 10/01/23..............................  1,600  1,823,072
                                                           ----------
TOTAL DELAWARE.....................................         2,276,588
                                                           ----------

DISTRICT OF COLUMBIA -- (0.8%)
District of Columbia (GO) Series B (AGM)
     5.250%, 06/01/18..............................  1,300  1,303,679
Washington Metropolitan Area Transit Authority
 (RB) Series B
     5.000%, 07/01/25..............................    720    836,345
     5.000%, 07/01/27..............................  1,000  1,189,150
                                                           ----------
TOTAL DISTRICT OF COLUMBIA.........................         3,329,174
                                                           ----------

FLORIDA -- (2.0%)
City of Port State Lucie (GO)
     5.000%, 07/01/20..............................    420    445,624
Flagler County (GO) (BAM)
     5.000%, 07/01/22..............................    465    514,760
Florida State Board of Education (GO) Series A
     5.000%, 06/01/18..............................    725    726,914
     5.000%, 06/01/19..............................    100    103,473
     5.000%, 06/01/24..............................    350    401,621
Florida's Turnpike Enterprise (RB) Series B
     5.000%, 07/01/19..............................  1,135  1,176,484
Miami-Dade County (GO) Series D
     5.000%, 07/01/20..............................  2,000  2,127,260

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
FLORIDA -- (Continued)
Orange County Water Utility System Revenue (RB)
     5.000%, 10/01/21.............................. $  525 $   575,442
Orlando Utilities Commission (RB) Series C
     5.250%, 10/01/22..............................  1,000   1,127,160
Palm Beach County (RB)
     5.000%, 11/01/23..............................    810     920,533
                                                           -----------
TOTAL FLORIDA......................................          8,119,271
                                                           -----------

GEORGIA -- (3.5%)
Cobb County School District
     2.000%, 12/20/18..............................  1,000   1,002,450
Columbia County School District (GO) (ST AID
 WITHHLDG)
     5.000%, 04/01/20..............................  1,305   1,381,421
Georgia State
     5.000%, 12/01/21..............................  3,000   3,305,070
Georgia State (GO) Series C
     5.000%, 07/01/19..............................  2,000   2,074,280
Georgia State (GO) Series E
     5.000%, 12/01/26..............................  2,000   2,394,180
Georgia State Road & Tollway Authority (RB) (GTD)
     5.000%, 10/01/23..............................  3,455   3,940,462
                                                           -----------
TOTAL GEORGIA......................................         14,097,863
                                                           -----------

HAWAII -- (1.8%)
City & County of Honolulu (GO) Series B
     5.000%, 10/01/23..............................    150     170,175
     5.000%, 10/01/25..............................    725     848,018
Hawaii County (GO) Series B
     5.000%, 09/01/18..............................    420     424,523
Hawaii County (GO) Series D
     5.000%, 09/01/20..............................  1,375   1,470,054
Hawaii State (GO) Series DQ
     5.000%, 06/01/19..............................    300     310,224
Hawaii State (GO) Series EE
     5.000%, 11/01/20..............................  1,300   1,395,862
Hawaii State (GO) Series FE
     5.000%, 10/01/24..............................  1,005   1,160,102
Maui County (GO)
     5.000%, 06/01/18..............................  1,560   1,564,103
                                                           -----------
TOTAL HAWAII.......................................          7,343,061
                                                           -----------

IDAHO -- (0.2%)
Idaho State (TAN)
     4.000%, 06/29/18..............................  1,000   1,003,740
                                                           -----------

INDIANA -- (0.7%)
Indiana University (RB) Series A
     5.000%, 06/01/21..............................  2,755   2,999,837
                                                           -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
IOWA -- (0.8%)
City of Davenport (GO) Series C
            4.000%, 06/01/24............................. $1,410 $1,530,259
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20 (Pre-refunded
            @ $100, 8/1/19)..............................    500    519,440
State of Iowa (RB) Series A (ETM)
            5.000%, 06/01/18.............................  1,115  1,117,943
                                                                 ----------
TOTAL IOWA...............................................         3,167,642
                                                                 ----------

KANSAS -- (1.4%)
City of Merriam (GO)
            5.000%, 10/01/25.............................    800    938,112
City of Topeka Series A
            3.000%, 10/01/18.............................    235    236,300
City of Wichita (GO) Series 811
            5.000%, 06/01/22.............................    550    609,780
Johnson County (GO) Series B
            5.000%, 09/01/22.............................    650    725,335
Johnson County Unified School District No. 229 Blue
 Valley (GO) Series A
            5.000%, 10/01/26.............................    225    266,688
Johnson County Unified School District No. 229 Blue
 Valley (GO) Series B
            5.000%, 10/01/23.............................    750    854,152
Saline County Unified School District No. 305 Salina (GO)
            5.000%, 09/01/20.............................  1,900  2,032,259
                                                                 ----------
TOTAL KANSAS.............................................         5,662,626
                                                                 ----------

KENTUCKY -- (2.4%)
Kentucky State Economic Development Finance Authority
 (RB) Series A
(currency)  5.000%, 05/01/24 (Pre-refunded
            @ $100, 5/1/19)..............................  2,300  2,370,104
Louisville & Jefferson County (GO) Series B
            5.000%, 11/01/21.............................  1,700  1,862,996
Louisville & Jefferson County (RB)
            5.000%, 12/01/35 (Pre-refunded
            @ $100, 6/1/22)..............................  2,200  2,440,922
Louisville & Jefferson County Metropolitan Sewer
 District (RB) Series C
            5.000%, 05/15/23.............................  1,850  2,081,546
Louisville Water Co. (RB) Series A
            4.000%, 11/15/21.............................    800    850,976
                                                                 ----------
TOTAL KENTUCKY...........................................         9,606,544
                                                                 ----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
LOUISIANA -- (0.1%)
Louisiana State (GO) Series C
    5.000%, 08/01/23............................. $  500 $   563,190
                                                         -----------

MAINE -- (0.3%)
Maine State (GO) Series B
    5.000%, 06/01/23.............................  1,000   1,130,800
                                                         -----------

MARYLAND -- (6.3%)
Anne Arundel County (GO)
    5.000%, 10/01/20.............................    500     535,660
Baltimore County (BAN)
    4.000%, 03/18/19.............................  3,500   3,569,090
Baltimore County (GO)
    5.000%, 08/01/20.............................    750     800,550
    5.000%, 08/01/22.............................    600     668,520
    5.000%, 03/01/28.............................  1,335   1,616,471
Carroll County (GO)
    5.000%, 11/01/21.............................    550     603,708
City of Baltimore (GO) Series B
    5.000%, 10/15/27.............................  1,025   1,229,026
Harford County (GO) Series A
    5.000%, 09/15/20.............................    570     610,328
Howard County (GO) Series D
    5.000%, 02/15/24.............................  1,300   1,486,069
Maryland State (GO)
    5.000%, 06/01/22.............................  1,175   1,305,131
    5.000%, 06/01/23.............................  3,000   3,393,930
Maryland State (GO) Series B
    5.000%, 08/01/20.............................  1,000   1,066,940
    4.000%, 08/01/23.............................    850     922,335
Maryland State (GO) Series C
    5.000%, 11/01/19.............................    915     957,785
    5.000%, 08/01/20.............................    700     746,858
Maryland State (GO) Series C-2
    5.000%, 08/01/22.............................  1,000   1,114,200
Montgomery County (GO) Series B
    5.000%, 12/01/21.............................    350     384,829
Montgomery County (GO) Series D
    3.000%, 11/01/23.............................  3,000   3,109,440
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/24.............................    655     752,405
Worcester County (GO) Series B
    4.000%, 08/01/21.............................  1,000   1,058,670
                                                         -----------
TOTAL MARYLAND...................................         25,931,945
                                                         -----------

MASSACHUSETTS -- (3.2%)
City of Lowell (GO) (ST AID WITHHLDG)
    4.000%, 09/01/23.............................    250     268,858
City of Quincy (BAN)
    2.500%, 01/18/19.............................  1,000   1,005,070

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MASSACHUSETTS -- (Continued)
City of Somerville (BAN)
            2.000%, 06/08/18............................. $1,250 $ 1,250,538
City of Springfield (GO) Series C (ST AID WITHHLDG)
            4.000%, 08/01/23.............................    285     308,079
Commonwealth of Massachusetts (GO) Series A
            5.000%, 07/01/26.............................  1,250   1,474,388
Commonwealth of Massachusetts (GO) Series B (AGM)
            5.250%, 09/01/24.............................    400     465,548
Commonwealth of Massachusetts (GO) Series C
            5.000%, 08/01/20.............................    100     106,648
            5.000%, 10/01/21.............................  1,750   1,916,320
Massachusetts Dev. Finance Agency (RB)
(currency)  6.750%, 01/01/36 (Pre-refunded
            @ $100, 1/1/21)..............................  2,865   3,194,847
Massachusetts Health & Educational Facilities Authority
 (RB) Series E-2
(currency)  5.375%, 07/01/22 (Pre-refunded
            @ $100, 7/1/18)..............................    845     849,994
Tantasqua Regional School District (GO)
            5.000%, 10/01/19.............................  1,360   1,418,330
Town of Holbrook (GO)
            5.000%, 12/01/21.............................    755     829,035
                                                                 -----------
TOTAL MASSACHUSETTS......................................         13,087,655
                                                                 -----------

MICHIGAN -- (1.9%)
Michigan Finance Authority (RB) Series A
            5.000%, 01/01/19.............................  1,500   1,532,505
Michigan State Trunk Line Revenue (RB)
            5.000%, 11/15/18.............................  2,515   2,558,409
Michigan State Trunk Line Revenue (RB) (AGM)
            5.500%, 11/01/21.............................  3,275   3,648,579
                                                                 -----------
TOTAL MICHIGAN...........................................          7,739,493
                                                                 -----------

MINNESOTA -- (3.4%)
Bloomington Independent School District No. 271 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/21.............................  1,100   1,187,450
City of Rochester (GO) Series A
            5.000%, 02/01/20.............................    150     158,082
City of State Paul (GO) Series B
            5.000%, 11/01/20.............................    100     107,424

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MINNESOTA -- (Continued)
Elk River Independent School District No. 728 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/21............................. $  520 $   560,612
Elk River Independent School District No. 728 (GO)
 Series C (SD CRED PROG)
            5.000%, 02/01/21.............................  3,000   3,234,300
Hennepin County (GO) Series B
            5.000%, 12/01/21.............................    350     385,466
Housing & Redevelopment Authority of The City of State
 Paul Minnesota (RB)
(currency)  5.250%, 11/15/29 (Pre-refunded
            @ $100, 11/15/19)............................  2,000   2,099,080
Minnesota State (GO) Series B
            5.000%, 10/01/19.............................    600     626,502
Minnesota State (GO) Series E
            5.000%, 08/01/22.............................    760     846,465
            4.000%, 10/01/22.............................  3,000   3,225,900
State Paul Independent School District No. 625 (GO)
 Series B (SD CRED PROG)
            5.000%, 02/01/21.............................  1,425   1,537,888
                                                                 -----------
TOTAL MINNESOTA..........................................         13,969,169
                                                                 -----------

MISSISSIPPI -- (0.3%)
Mississippi State (GO) Series C
            5.000%, 10/01/18.............................    825     835,956
            5.000%, 10/01/20.............................    500     535,415
                                                                 -----------
TOTAL MISSISSIPPI........................................          1,371,371
                                                                 -----------

MISSOURI -- (0.8%)
Cass County Reorganized School District No. R-2 (GO) (ST
 AID DIR DEP)
            5.000%, 03/01/21.............................  1,110   1,200,532
Columbia School District (GO) Series B
            5.000%, 03/01/25.............................  1,725   2,013,040
                                                                 -----------
TOTAL MISSOURI...........................................          3,213,572
                                                                 -----------

MONTANA -- (0.1%)
City & County of Butte-Silver Bow (GO)
            4.000%, 07/01/21.............................    500     528,135
                                                                 -----------

NEBRASKA -- (1.5%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21.............................    700     753,809

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEBRASKA -- (Continued)
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20............................. $  300 $  322,599
Omaha School District (GO)
            5.000%, 12/15/25.............................  4,000  4,692,800
Southern Public Power District (RB)
            5.000%, 12/15/21.............................    400    438,896
                                                                 ----------
TOTAL NEBRASKA...........................................         6,208,104
                                                                 ----------

NEVADA -- (2.1%)
Clark County School District (GO) Series A
            5.000%, 06/15/21.............................  1,250  1,349,437
Clark County Water Reclamation District (GO) Series A
(currency)  5.250%, 07/01/34 (Pre-refunded @
            $100, 7/1/19)................................  2,320  2,409,807
Nevada State (GO) Series C
            5.000%, 11/01/24.............................    450    517,082
Nevada State (GO) Series D-1
            5.000%, 03/01/22.............................    250    275,768
Washoe County School District (GO) Series A
            3.000%, 06/01/19.............................    550    556,198
Washoe County School District (GO) Series D
            5.000%, 06/01/21.............................  3,335  3,612,639
                                                                 ----------
TOTAL NEVADA.............................................         8,720,931
                                                                 ----------

NEW HAMPSHIRE -- (1.0%)
City of Dover (GO)
            3.000%, 06/15/20.............................    610    623,609
City of Nashua (GO)
            4.000%, 07/15/24.............................    770    839,662
City of Portsmouth (BAN)
            3.000%, 06/22/18.............................  2,200  2,204,290
New Hampshire State (GO) Series B
            5.000%, 06/01/19.............................    250    258,627
                                                                 ----------
TOTAL NEW HAMPSHIRE......................................         3,926,188
                                                                 ----------

NEW JERSEY -- (2.0%)
City of Hoboken (GO)
            3.000%, 02/01/23.............................  2,000  2,049,880
            3.000%, 02/01/25.............................    910    928,974
Middlesex County (GO)
            4.000%, 01/15/21.............................  1,210  1,273,985
Montville Township (GO)
            3.000%, 10/01/25.............................    500    517,160
Princeton (GO)
            3.000%, 09/15/24.............................  1,515  1,569,282

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW JERSEY -- (Continued)
Township of Parsippany-Troy Hills (GO) Series ABCD
            2.000%, 09/15/21............................. $2,000 $1,987,060
                                                                 ----------
TOTAL NEW JERSEY.........................................         8,326,341
                                                                 ----------

NEW MEXICO -- (1.6%)
New Mexico State (GO)
            5.000%, 03/01/21.............................  1,000  1,080,120
New Mexico State Severance Tax Permanent Fund (RB)
 Series A
            5.000%, 07/01/27.............................  4,000  4,760,200
Santa Fe County (GO)
            5.000%, 07/01/22.............................    710    789,264
                                                                 ----------
TOTAL NEW MEXICO.........................................         6,629,584
                                                                 ----------

NEW YORK -- (5.4%)
City of New York (GO) Series A
            5.000%, 08/01/24.............................    100    114,497
City of New York (GO) Series B
            5.000%, 08/01/19.............................    100    103,939
City of New York (GO) Series E
            5.000%, 08/01/19.............................    250    259,847
            5.000%, 08/01/19.............................  1,675  1,740,978
            5.000%, 08/01/21.............................    265    288,906
City of New York (GO) Series F
            5.000%, 08/01/21.............................    450    490,594
City of New York (GO) Series F-1
            5.000%, 06/01/21.............................    825    896,255
Corning City School District (BAN) (ST AID WITHHLDG)
            2.000%, 06/21/18.............................    675    675,209
Corning City School District (GO) (ST AID WITHHLDG)
            5.000%, 06/15/19.............................    250    258,823
Long Island Power Authority (RB) Series A BHAC-CR
 (BHAC-CR)
(currency)  6.000%, 05/01/33 (Pre-refunded
            @ $100, 5/1/19)..............................    600    625,158
Metropolitan Transportation Authority (RB)
            5.000%, 11/15/25.............................  1,275  1,474,678
Middle Country Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 08/15/21.............................    400    399,868
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20.............................    760    761,566
New York State Dormitory Authority (RB)
(currency)  6.250%, 12/01/37 (Pre-refunded
            @ $100, 12/1/18).............................    250    256,420

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/19............................. $  350 $   359,733
            5.000%, 03/15/21.............................  1,000   1,083,230
            5.000%, 03/15/23.............................    600     676,272
            5.000%, 02/15/25.............................    500     577,220
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22.............................    800     882,144
            5.000%, 02/15/24.............................    300     341,547
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.............................    250     256,953
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20.............................    810     855,733
            5.000%, 03/15/25.............................    500     578,095
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/23.............................    315     311,850
Riverhead Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/15/22.............................    540     538,169
Triborough Bridge & Tunnel Authority (RB)
            4.000%, 11/15/27.............................  1,500   1,677,690
Triborough Bridge & Tunnel Authority (RB) Series B
            5.000%, 11/15/18.............................    325     330,769
            5.000%, 11/15/20.............................  4,700   5,053,017
                                                                 -----------
TOTAL NEW YORK...........................................         21,869,160
                                                                 -----------

NORTH CAROLINA -- (2.8%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19.............................  3,000   3,108,960
New Hanover County (GO)
            5.000%, 02/01/23.............................  1,550   1,746,060
North Carolina Eastern Municipal Power Agency (RB)
 Series B (NATL-IBC) (ETM)
            6.000%, 01/01/22.............................  1,725   1,947,318
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33 (Pre-refunded @
            $100, 12/1/18)...............................  1,000   1,025,330
North Carolina State (GO) Series B
            5.000%, 06/01/25.............................  1,405   1,645,536
North Carolina State (GO) Series D
            4.000%, 06/01/23.............................    350     380,121
Wake County (GO)
            5.000%, 03/01/19.............................    160     164,318
            5.000%, 09/01/21.............................  1,300   1,424,579
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         11,442,222
                                                                 -----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NORTH DAKOTA -- (0.5%)
City of West Fargo (GO) Series A
    5.000%, 05/01/24............................. $1,150 $ 1,308,504
North Dakota State University of Agriculture &
 Applied Science (RB) Series A
    5.000%, 04/01/21.............................    500     538,855
                                                         -----------
TOTAL NORTH DAKOTA...............................          1,847,359
                                                         -----------

OHIO -- (2.5%)
City of Columbus (GO) Series A
    3.000%, 07/01/22.............................    835     860,417
City of Columbus (GO) Series B
    5.000%, 02/15/23.............................    475     533,710
Hamilton County Sewer System Revenue (RB) Series
 A
    5.000%, 12/01/21.............................    500     549,030
Ohio State (GO) Series A
    5.000%, 09/15/21.............................    800     874,520
    5.000%, 08/01/22.............................  1,000   1,112,050
    5.000%, 09/15/22.............................    750     836,018
    5.000%, 02/01/24.............................  2,820   3,212,939
Ohio State (GO) Series B
    5.000%, 06/15/22.............................    450     499,352
Ohio State Water Development Authority (RB)
 Series A
    5.000%, 06/01/21.............................  1,550   1,688,709
                                                         -----------
TOTAL OHIO.......................................         10,166,745
                                                         -----------

OKLAHOMA -- (0.6%)
City of Oklahoma City (GO)
    4.000%, 03/01/25.............................  1,255   1,375,806
Tulsa County Independent School District No. 1
 Tulsa (GO) Series C
    2.000%, 07/01/19.............................  1,000   1,001,940
                                                         -----------
TOTAL OKLAHOMA...................................          2,377,746
                                                         -----------

OREGON -- (1.0%)
City of McMinnville (GO)
    5.000%, 02/01/22.............................    290     319,044
City of Portland Water System Revenue (RB)
 Series A
    5.000%, 04/01/21.............................  1,250   1,356,350
Lane County School District No. 4J Eugene (GO)
 (SCH BD GTY)
    3.000%, 06/15/25.............................    940     963,049
Oregon State (GO) Series E
    5.000%, 08/01/21.............................    410     447,933
Oregon State (GO) Series F
    3.000%, 05/01/20.............................    750     766,387
Oregon State (GO) Series L
    5.000%, 11/01/19.............................    200     209,352
                                                         -----------
TOTAL OREGON.....................................          4,062,115
                                                         -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
PENNSYLVANIA -- (0.4%)
Berks County (GO)
            5.000%, 11/15/22............................. $  445 $  498,097
City of Philadelphia (GO) Series A (AGM)
(currency)  5.250%, 12/15/32 (Pre-refunded
            @ $100, 12/15/18)............................    500    510,600
Commonwealth of Pennsylvania (GO) Series 1
            5.000%, 07/01/21.............................    550    594,875
                                                                 ----------
TOTAL PENNSYLVANIA.......................................         1,603,572
                                                                 ----------

RHODE ISLAND -- (0.7%)
Rhode Island State (GO) Series A
            5.000%, 08/01/19.............................  1,800  1,870,902
            5.000%, 08/01/21.............................  1,000  1,089,220
                                                                 ----------
TOTAL RHODE ISLAND.......................................         2,960,122
                                                                 ----------

SOUTH CAROLINA -- (1.3%)
Aiken County Consolidated School District (GO) Series A
 (SCSDE)
            5.000%, 03/01/20.............................    770    813,012
Anderson County School District No. 4 (GO) Series A
 (SCSDE)
            5.000%, 03/01/21.............................    500    541,065
City of North Charleston (GO) (ST AID WITHHLDG)
            5.000%, 06/01/21.............................    500    544,120
Clemson University (RB) Series B
            5.000%, 05/01/25.............................    750    872,295
Lexington & Richland School District No. 5 (GO) (SCSDE)
            5.000%, 03/01/19.............................  1,440  1,478,751
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20.............................    500    527,930
Richland County School District No. 2 (GO) Series A
 (SCSDE)
            5.000%, 02/01/20.............................    600    632,118
                                                                 ----------
TOTAL SOUTH CAROLINA.....................................         5,409,291
                                                                 ----------

TENNESSEE -- (3.8%)
Blount County (GO) Series B
            5.000%, 06/01/22.............................  2,635  2,915,970
City of Clarksville Water Sewer & Gas Revenue (RB)
            5.000%, 02/01/20.............................    565    595,041
City of Knoxville Wastewater System Revenue (RB) Series A
            5.000%, 04/01/19.............................  1,825  1,878,856
City of Knoxville Wastewater System Revenue (RB) Series B
            4.000%, 04/01/22.............................    310    331,533

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
TENNESSEE -- (Continued)
City of Memphis (GO) Series A
            5.000%, 04/01/25............................. $1,250 $ 1,449,850
Hamilton County (GO) Series B
            5.000%, 03/01/22.............................  1,735   1,921,235
Metropolitan Government of Nashville & Davidson County (GO)
            5.000%, 07/01/22.............................    650     722,293
Metropolitan Government of Nashville & Davidson County (GO)
 Series A
(currency)  5.000%, 07/01/25 (Pre-refunded
            @ $100, 7/1/20)..............................  3,000   3,187,620
Sullivan County (GO) Series A
            5.000%, 04/01/21.............................    450     486,959
Sumner County (GO)
            5.000%, 12/01/21.............................    230     252,970
            5.000%, 12/01/22.............................    640     716,774
Town of Collierville (GO) Series A
            5.000%, 01/01/21.............................  1,095   1,180,957
                                                                 -----------
TOTAL TENNESSEE..........................................         15,640,058
                                                                 -----------

TEXAS -- (18.2%)
Austin Independent School District (GO) Series B
            5.000%, 08/01/20.............................  2,410   2,571,325
Bexar County (GO)
            5.000%, 06/15/20.............................    500     531,180
            5.000%, 06/15/21.............................  1,275   1,385,249
City of Dallas (GO) Series A
            5.000%, 02/15/21.............................    500     536,915
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19.............................    180     184,601
City of Fort Worth Water & Sewer System Revenue (RB)
            5.000%, 02/15/21.............................  1,745   1,883,658
City of Fort Worth Water & Sewer System Revenue (RB)
 Series A
            5.000%, 02/15/25.............................  1,930   2,229,382
City of Garland (GO) Series A
            5.000%, 02/15/24.............................    200     227,350
City of Houston (GO) (TRANS)
            4.000%, 06/29/18.............................  3,000   3,011,550
City of Houston Combined Utility System Revenue (RB)
 (ASSURED GTY)
(currency)  5.375%, 11/15/38 (Pre-refunded
            @ $100, 5/15/19).............................  5,000   5,177,400
City of Irving (GO) Series A
            5.000%, 09/15/18.............................    710     718,364
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21.............................    700     754,285
            5.000%, 02/01/22.............................  2,025   2,228,573

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Cypress-Fairbanks Independent School District
 (GO) (PSF-GTD)
    5.000%, 02/15/21............................. $  790 $  852,102
Dallas Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 08/15/24.............................  3,250  3,725,897
El Paso Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/24.............................    500    572,905
Fort Bend Independent School District (GO)
 Series C (PSF-GTD)
    5.000%, 02/15/24.............................  1,275  1,450,096
Fort Worth Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/26.............................    445    523,253
Grapevine-Colleyville Independent School
 District (GO) (PSF-GTD)
    2.000%, 08/15/19.............................  1,500  1,503,405
Harris County (GO) Series A
    5.000%, 10/01/19.............................  1,000  1,044,030
Highland Park Independent School District (GO)
    5.000%, 02/15/23.............................  2,000  2,245,280
Highland Park Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................  1,500  1,579,875
Houston Independent School District (GO) Series
 A (PSF-GTD)
    5.000%, 02/15/26.............................    750    877,837
Humble Independent School District (GO) Series B
 (PSF-GTD)
    5.000%, 02/15/20.............................  1,000  1,053,250
Katy Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 02/15/20.............................    750    789,937
    5.000%, 02/15/21.............................    400    431,784
McAllen Independent School District (GO) Series
 A (PSF-GTD)
    5.000%, 02/15/22.............................  2,725  3,002,732
Northwest Independent School District (GO)
 Series A (PSF-GTD)
    5.000%, 02/15/24.............................  1,000  1,137,330
Permanent University Fund - University of Texas
 System (RB) Series B
    5.000%, 07/01/20.............................  2,875  3,062,996
San Antonio Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................    400    421,300

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Texas State (GO)
    5.000%, 04/01/19............................. $  250 $   257,308
    5.000%, 10/01/22.............................  1,140   1,272,525
    5.000%, 10/01/23.............................    375     425,846
    5.000%, 04/01/25.............................  2,185   2,535,824
Texas State (GO) Series A
    5.000%, 10/01/21.............................  1,300   1,423,552
    5.000%, 10/01/25.............................    845     988,380
Texas State (RN)
    4.000%, 08/30/18.............................  8,500   8,564,770
Texas Transportation Commission State Highway
 Fund (RB) Series A
    5.000%, 10/01/19.............................  1,000   1,044,890
University of Texas System (The) (RB) Series A
    5.250%, 08/15/18.............................    800     808,016
University of Texas System (The) (RB) Series D
    5.000%, 08/15/21.............................    615     672,146
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25.............................  3,000   3,514,080
Williamson County (GO)
    5.000%, 02/15/21.............................  5,640   6,084,996
Wylie Independent School District (GO) Series C
 (PSF-GTD)
    6.750%, 08/15/18.............................  1,000   1,014,190
                                                         -----------
TOTAL TEXAS......................................         74,320,364
                                                         -----------

UTAH -- (1.7%)
Alpine School District (GO) (SCH BD GTY)
    5.000%, 03/15/21.............................    550     596,101
Central Utah Water Conservancy District (RB)
 Series A
    5.000%, 10/01/20.............................    450     482,094
Davis School District (GO) Series S (SCH BD GTY)
    5.000%, 06/01/23.............................  2,445   2,767,300
Snyderville Basin Special Recreation District
 (GO) Series B
    4.000%, 12/15/20.............................    540     567,702
Utah State (GO)
    5.000%, 07/01/22.............................    800     891,680
Utah State (GO) Series C
    5.000%, 07/01/18.............................  1,650   1,658,827
                                                         -----------
TOTAL UTAH.......................................          6,963,704
                                                         -----------

VERMONT -- (0.3%)
Vermont State (GO) Series B
    5.000%, 08/15/23.............................  1,000   1,137,900
                                                         -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
VIRGINIA -- (2.2%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
            5.000%, 09/01/21............................. $  840 $  919,926
            5.000%, 09/01/22.............................    475    530,889
City of Richmond (GO) Series A (ST AID WITHHLDG)
            5.000%, 03/01/20.............................  1,635  1,726,331
Commonwealth of Virginia (GO) Series D
            5.000%, 06/01/19.............................  2,260  2,337,993
Loudoun County (GO) Series B (ST AID WITHHLDG)
            5.000%, 12/01/20.............................    550    592,009
Pittsylvania County (GO) (ST AID WITHHLDG)
            5.000%, 02/01/21.............................  1,830  1,968,860
Virginia Resources Authority (RB)
(currency)  5.000%, 10/01/22 (Pre-refunded @ $100,
            10/1/18).....................................  1,000  1,013,910
                                                                 ----------
TOTAL VIRGINIA...........................................         9,089,918
                                                                 ----------

WASHINGTON -- (8.7%)
City of Marysville Water & Sewer Revenue (RB)
            5.000%, 04/01/20.............................    755    799,213
City of Seattle Drainage & Wastewater Revenue (RB)
            5.000%, 09/01/20.............................  1,500  1,604,415
            5.000%, 04/01/21.............................    445    482,202
City of Seattle Municipal Light & Power Revenue (RB)
            5.000%, 09/01/20.............................    650    694,935
County of Kitsap WA (GO)
            5.000%, 06/01/21.............................  1,455  1,580,668
King County (GO) Series A
            5.000%, 07/01/20.............................    265    282,445
King County (GO) Series E
            5.000%, 12/01/25.............................  1,275  1,497,691
King County School District No. 405 Bellevue (GO) Series
 A (SCH BD GTY)
            5.000%, 12/01/18.............................    500    509,395
            5.000%, 12/01/20.............................  1,350  1,452,046
King County School District No. 411 Issaquah (GO) (SCH
 BD GTY)
            5.000%, 12/01/23.............................  1,440  1,642,507
King County School District No. 414 Lake Washington (GO)
 (SCH BD GTY)
            5.000%, 12/01/22.............................  2,000  2,241,780
King County Sewer Revenue (RB)
            5.000%, 01/01/21.............................    585    629,975

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
WASHINGTON -- (8.7%)
King County Sewer Revenue (RB) Series B
            5.000%, 07/01/22............................. $1,165 $ 1,295,061
            5.000%, 07/01/25.............................  1,305   1,520,521
Pierce County School District No.10 Tacoma (GO) (SCH BD
 GTY)
            5.000%, 12/01/18.............................    500     509,370
Snohomish County Public Utility District No. 1 (RB)
            5.000%, 12/01/18.............................    895     912,032
Snohomish County School District No. 6 Mukilteo (GO)
 (SCH BD GTY)
            5.000%, 12/01/25.............................  2,000   2,341,780
Spokane County (GO)
            5.000%, 12/01/20.............................    450     484,016
Tacoma Metropolitan Park District (GO) Series B
            5.000%, 12/01/21.............................    350     384,192
Washington Health Care Facilities Authority (RB)
(currency)  7.375%, 03/01/38 (Pre-refunded
            @ $100, 3/1/19)..............................  3,000   3,134,100
(currency)  5.625%, 10/01/38 (Pre-refunded @
            $100, 10/1/19)...............................  1,000   1,052,420
Washington State (GO) Series 2013A
            5.000%, 08/01/21.............................    200     218,372
Washington State (GO) Series 2017-A
            5.000%, 08/01/26.............................  1,675   1,981,156
Washington State (GO) Series 2018C
            5.000%, 08/01/25.............................  2,500   2,917,250
Washington State (GO) Series A-1
            5.000%, 08/01/21.............................    800     873,488
Washington State (GO) Series B
            4.000%, 07/01/18.............................  1,000   1,003,750
            5.000%, 07/01/20.............................    325     346,037
            5.000%, 07/01/25.............................    475     553,446
Washington State (GO) Series R-2012C
            4.000%, 07/01/21.............................    100     105,942
Washington State (GO) Series R-2013A
            5.000%, 07/01/21.............................  1,520   1,656,648
Washington State (GO) Series R-2015E
            5.000%, 07/01/18.............................  1,005   1,010,407
                                                                 -----------
TOTAL WASHINGTON.........................................         35,717,260
                                                                 -----------

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
WEST VIRGINIA -- (0.7%)
Jefferson County Board of Education (GO) (WV BD COMM)
            4.000%, 05/01/20............................. $  250 $    259,843
West Virginia State (GO)
            4.000%, 11/01/20.............................  1,975    2,071,735
West Virginia State (GO) Series A
            5.000%, 06/01/19.............................    550      568,804
                                                                 ------------
TOTAL WEST VIRGINIA......................................           2,900,382
                                                                 ------------

WISCONSIN -- (4.7%)
City of Janesville (GO)
            3.000%, 03/01/24.............................  2,000    2,051,720
City of Madison Water Utility Revenue (RB)
            5.000%, 01/01/21.............................  1,000    1,076,610
City of Milwaukee (GO) Series N3
            5.000%, 05/15/20.............................  1,000    1,059,140
Germantown School District (GO) Series A
            5.000%, 04/01/27.............................  1,000    1,195,990
Milwaukee County (GO) Series E
            2.000%, 12/01/20.............................  1,060    1,060,254
Milwaukee County Metropolitan Sewer District (GO) Series
 A
            5.000%, 10/01/25.............................  2,635    3,097,706
Oak Creek Franklin Joint School District (GO) Series B
            3.000%, 04/01/20.............................    630      642,241
Wisconsin Health & Educational Facilities Authority (RB)
 Series A
(currency)  5.250%, 12/01/35.............................
            (Pre-refunded @ $100, 12/3/18)...............  2,500    2,550,175
Wisconsin State (GO) Series 1
            5.000%, 05/01/19.............................    500      515,895
Wisconsin State (GO) Series 1 (AMBAC)
            5.000%, 05/01/19.............................  1,310    1,351,645
Wisconsin State (GO) Series 2
            5.000%, 11/01/20.............................    600      644,394
            5.000%, 11/01/22.............................  1,400    1,568,252
Wisconsin State (GO) Series 3
            5.000%, 11/01/22.............................  1,875    2,100,338
Wisconsin State (GO) Series B
            5.000%, 05/01/21.............................    400      434,496
                                                                 ------------
TOTAL WISCONSIN..........................................          19,348,856
                                                                 ------------
TOTAL MUNICIPAL BONDS....................................         409,032,083
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $415,264,761)....................................         $409,032,083
                                                                 ============

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                            -----------------------------------------
                            LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                            ------- ------------ ------- ------------
           Municipal Bonds.   --    $409,032,083   --    $409,032,083
                                                   --    ------------
           TOTAL...........   --    $409,032,083   --    $409,032,083
                              ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (99.4%)
ALABAMA -- (0.9%)
Alabama State (GO) Series A
            5.000%, 08/01/19............................. $8,500 $ 8,832,690
            5.000%, 08/01/20.............................  5,495   5,866,572
            5.000%, 08/01/21.............................  1,450   1,584,633
            5.000%, 08/01/21.............................  6,030   6,589,885
                                                                 -----------
TOTAL ALABAMA............................................         22,873,780
                                                                 -----------

ALASKA -- (0.4%)
Alaska State (GO) Series B
            5.000%, 08/01/20.............................  3,920   4,178,838
City of Koyukuk (RB)
(currency)  7.750%, 10/01/41 (Pre-refunded @ $100,
            10/1/19).....................................  4,650   5,014,002
                                                                 -----------
TOTAL ALASKA.............................................          9,192,840
                                                                 -----------

ARIZONA -- (1.0%)
Arizona State Transportation Board (RB)
            5.000%, 07/01/20.............................  5,000   5,323,650
City of Phoenix (GO)
            4.000%, 07/01/20.............................  1,085   1,133,293
            4.000%, 07/01/21.............................  5,970   6,324,738
Madison Elementary School District No. 38 (GO) Series A
            2.000%, 07/01/20.............................  1,400   1,402,058
Maricopa County Community College District (GO)
            4.000%, 07/01/18.............................  2,210   2,218,265
            3.000%, 07/01/20.............................  6,505   6,658,648
Maricopa County School District No. 3 Tempe Elementary
 (GO)
            3.000%, 07/01/21.............................  1,410   1,448,620
                                                                 -----------
TOTAL ARIZONA............................................         24,509,272
                                                                 -----------

ARKANSAS -- (1.1%)
Arkansas State (GO)
            5.000%, 04/01/19.............................  7,240   7,449,598
            5.000%, 04/01/21.............................  4,300   4,660,770
            5.000%, 04/01/21.............................  6,495   7,039,931
            5.000%, 06/15/21.............................  8,730   9,509,676
                                                                 -----------
TOTAL ARKANSAS...........................................         28,659,975
                                                                 -----------

CALIFORNIA -- (2.7%)
Bay Area Toll Authority (RB) Series F-1
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100,
            4/1/19)......................................  9,200   9,486,948
California State (GO)
            5.000%, 04/01/19.............................  1,000   1,029,880

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
            2.000%, 11/01/19............................. $   695 $   697,349
            5.000%, 10/01/21.............................   2,215   2,433,953
California State (GO) Series B
            5.000%, 09/01/18.............................   7,000   7,078,680
City of Berkeley (RN)
            3.000%, 07/19/18.............................   4,000   4,011,640
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................   4,125   4,197,311
City of Los Angeles (RN)
            5.000%, 06/28/18.............................   2,800   2,814,868
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/19.............................   1,000   1,038,320
Oakland Unified School District (GO) Series A
(currency)  6.125%, 08/01/29 (Pre-refunded @ $100,
            8/1/19)......................................   3,595   3,787,620
Riverside County (RN)
            2.000%, 06/29/18.............................  29,300  29,318,752
Sequoia Union High School District (RAN)
            3.000%, 06/29/18.............................   2,385   2,390,605
                                                                  -----------
TOTAL CALIFORNIA.........................................          68,285,926
                                                                  -----------

COLORADO -- (0.7%)
Board of Water Commissioners City & County of Denver
 (The) (RB) Series B
            5.000%, 09/15/19.............................   2,060   2,149,013
City & County of Denver (GO) Series A
            5.000%, 08/01/18.............................   7,745   7,810,600
            5.000%, 08/01/20.............................   4,920   5,254,954
Denver City & County School District No. 1 (GO) Series B
 (ETM) (ST AID WITHHLDG)
            4.000%, 12/01/18.............................     140     141,778
Denver City & County School District No. 1 (GO) Series B
 (ST AID WITHHLDG)
            4.000%, 12/01/18.............................   1,045   1,059,055
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
            4.000%, 12/01/22.............................   1,000   1,073,040
                                                                  -----------
TOTAL COLORADO...........................................          17,488,440
                                                                  -----------

CONNECTICUT -- (2.0%)
City of Middletown (GO)
            5.000%, 04/01/21.............................   1,905   2,070,468
City of New London (BAN)
            3.000%, 03/21/19.............................   5,300   5,359,042

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CONNECTICUT -- (Continued)
Connecticut State (GO) Series A
            5.000%, 10/15/19............................. $ 5,350 $ 5,566,889
Connecticut State (GO) Series B (AMBAC)
            5.250%, 06/01/18.............................  15,310  15,352,103
Connecticut State (GO) Series C
            5.000%, 06/01/18.............................   9,980  10,005,449
Connecticut State Special Tax Revenue (RB)
            5.000%, 01/01/19.............................  11,000  11,224,400
                                                                  -----------
TOTAL CONNECTICUT........................................          49,578,351
                                                                  -----------

DELAWARE -- (0.4%)
Delaware State (GO)
            5.000%, 07/01/19.............................   5,000   5,185,700
Delaware State (GO) Series A
            5.000%, 08/01/19.............................   5,745   5,972,732
                                                                  -----------
TOTAL DELAWARE...........................................          11,158,432
                                                                  -----------

DISTRICT OF COLUMBIA -- (0.2%)
District of Columbia (GO) Series A
            5.000%, 06/01/20.............................   2,320   2,465,023
District of Columbia (GO) Series B (AGM)
            5.250%, 06/01/18.............................   2,265   2,271,410
                                                                  -----------
TOTAL DISTRICT OF COLUMBIA...............................           4,736,433
                                                                  -----------

FLORIDA -- (2.3%)
Florida State Board of Education (GO) Series A
            5.000%, 06/01/18.............................   4,000   4,010,560
            5.000%, 06/01/19.............................  19,310  19,980,636
            5.000%, 06/01/19.............................  10,100  10,450,773
            5.000%, 06/01/20.............................   2,850   3,025,133
            5.000%, 01/01/21.............................   2,340   2,517,372
Florida State Board of Education (GO) Series B
            5.000%, 06/01/19.............................   3,500   3,621,555
            5.000%, 06/01/20.............................   1,000   1,061,450
North Brevard County Hospital District Physician
 Services Inc (RB)
(currency)  5.750%, 10/01/43 (Pre-refunded @ $100,
            10/1/18).....................................   7,120   7,236,483
Orange County Water Utility System Revenue (RB)
            5.000%, 10/01/21.............................   2,500   2,740,200
Tampa Bay Water (RB)
(currency)  5.000%, 10/01/25 (Pre-refunded @ $100,
            10/1/20).....................................   2,160   2,309,278
                                                                  -----------
TOTAL FLORIDA............................................          56,953,440
                                                                  -----------

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)

GEORGIA -- (3.7%)
Cobb County (GO)
            5.000%, 01/01/21............................. $ 3,710 $ 4,001,235
            5.000%, 01/01/22.............................     500     551,605
Cobb County School District
            2.000%, 12/20/18.............................  22,320  22,374,684
Gainesville & Hall County Hospital Authority (RB)
(currency)  5.500%, 02/15/45 (Pre-refunded @ $100,
            2/15/20).....................................   6,575   6,970,618
Georgia State (GO) Series A
            5.000%, 07/01/19.............................   7,350   7,622,979
Georgia State (GO) Series A-1
            5.000%, 02/01/19.............................   8,000   8,194,960
            5.000%, 02/01/20.............................   4,210   4,437,593
Georgia State (GO) Series C
            5.000%, 07/01/19.............................   2,000   2,074,280
Georgia State (GO) Series D
            5.000%, 02/01/19.............................   7,970   8,164,229
Georgia State (GO) Series E-1
            4.500%, 07/01/19.............................   6,890   7,106,415
Georgia State (GO) Series I
            5.000%, 07/01/19.............................  20,475  21,235,441
                                                                  -----------
TOTAL GEORGIA............................................          92,734,039
                                                                  -----------

HAWAII -- (2.1%)
City & County of Honolulu (GO) Series B
            5.000%, 11/01/19.............................   8,000   8,370,400
Hawaii State (GO) Series DR
            5.000%, 06/01/19.............................   9,725  10,056,428
Hawaii State (GO) Series EA
            5.000%, 12/01/18.............................   9,250   9,425,472
Hawaii State (GO) Series EE
            5.000%, 11/01/18.............................  11,495  11,682,024
Hawaii State (GO) Series EF
            5.000%, 11/01/21.............................   5,500   6,039,000
Hawaii State (GO) Series EO
            5.000%, 08/01/22.............................   6,000   6,687,780
Maui County (GO)
            5.000%, 06/01/18.............................     500     501,315
                                                                  -----------
TOTAL HAWAII.............................................          52,762,419
                                                                  -----------

IDAHO -- (0.4%)
Idaho State (TAN)
            4.000%, 06/29/18.............................  11,175  11,216,794
                                                                  -----------

ILLINOIS -- (0.2%)
Central Lake County Joint Action Water Agency (RB)
            4.000%, 05/01/18.............................   4,700   4,700,000
Central Lake County Joint Action Water Agency (RB) (ETM)
            4.000%, 05/01/18.............................   1,495   1,495,000
                                                                  -----------
TOTAL ILLINOIS...........................................           6,195,000
                                                                  -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
IOWA -- (0.4%)
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20 (Pre-refunded @ $100,
            8/1/19)...................................... $ 2,535 $ 2,633,561
(currency)  5.000%, 08/01/21 (Pre-refunded @ $100,
            8/1/19)......................................   1,560   1,620,653
State of Iowa (RB) Series A (ETM)
            5.000%, 06/01/18.............................   4,785   4,797,632
                                                                  -----------
TOTAL IOWA...............................................           9,051,846
                                                                  -----------

KANSAS -- (1.1%)
City of Topeka Series A
            3.000%, 10/01/18.............................  16,900  16,993,457
City of Wichita (GO) Series A
            5.000%, 12/01/19.............................   3,960   4,152,100
Kansas State Department of Transportation (RB) Series C
            5.000%, 09/01/19.............................   4,975   5,179,920
Sedgwick County Unified School District No. 266 Maize
 (GO) Series A
            2.000%, 09/01/18.............................   1,000   1,000,800
                                                                  -----------
TOTAL KANSAS.............................................          27,326,277
                                                                  -----------

KENTUCKY -- (0.8%)
Kentucky State Economic Development Finance Authority
 (RB) Series A
(currency)  5.000%, 05/01/24 (Pre-refunded @ $100,
            5/1/19)......................................   1,000   1,030,480
Louisville & Jefferson County (GO) Series A
            5.000%, 12/01/19.............................   4,095   4,290,373
Louisville & Jefferson County (RB)
            5.000%, 12/01/35 (Pre-refunded @ $100,
            6/1/22)......................................   1,675   1,858,429
Louisville & Jefferson County Metropolitan Sewer
 District (RB) Series B
            5.000%, 05/15/18.............................  13,245  13,260,364
                                                                  -----------
TOTAL KENTUCKY...........................................          20,439,646
                                                                  -----------

LOUISIANA -- (0.2%)
Louisiana State (GO) Series C
            5.000%, 08/01/21.............................   5,000   5,436,250
                                                                  -----------

MARYLAND -- (7.4%)
Anne Arundel County (GO)
            3.000%, 10/01/19.............................   3,900   3,961,737
            5.000%, 10/01/20.............................   1,790   1,917,663
            5.000%, 04/01/21.............................  12,740  13,805,064

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
MARYLAND -- (Continued)
Anne County Arundel (GO)
    5.000%, 10/01/19............................. $ 3,000 $  3,130,800
Baltimore County (BAN)
    4.000%, 03/18/19.............................  10,000   10,197,400
Baltimore County (GO)
    5.000%, 08/01/18.............................   2,450    2,470,016
Baltimore County (GO) Series B
    5.000%, 08/01/18.............................   5,000    5,040,850
Charles County (GO)
    5.000%, 03/01/19.............................   2,440    2,505,856
Charles County (GO) (ETM)
    5.000%, 03/01/19.............................      10       10,257
Harford County (GO) Series B
    5.000%, 02/01/20.............................   2,650    2,792,782
Maryland State (GO)
    5.000%, 06/01/19.............................   3,000    3,103,200
Maryland State (GO) Series A
    5.000%, 08/01/19.............................  20,000   20,787,800
Maryland State (GO) Series B
    5.000%, 03/01/19.............................   6,300    6,470,037
    5.000%, 08/01/19.............................  11,500   11,952,985
    5.000%, 08/01/20.............................   8,425    8,988,969
Maryland State (GO) Series C
    5.000%, 11/01/18.............................   9,335    9,487,347
    5.000%, 08/01/19.............................   2,000    2,078,780
    5.000%, 11/01/19.............................   2,000    2,093,520
    5.000%, 08/01/20.............................   7,705    8,220,773
Montgomery County (GO) Series B
    5.000%, 06/01/19.............................   7,725    7,992,439
    5.000%, 12/01/21.............................   4,000    4,398,040
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................  16,190   16,387,356
    4.000%, 03/01/19.............................   9,575    9,756,446
    4.000%, 03/01/20.............................   9,780   10,151,151
Prince George's County (GO) Series C
    5.000%, 08/01/18.............................  10,075   10,157,111
Talbot County (GO)
    2.000%, 12/15/21.............................   1,330    1,323,071
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18.............................   2,350    2,356,181
Washington Suburban Sanitary Commission (GO)
 Series A
    4.000%, 06/01/18.............................   5,000    5,009,200
                                                          ------------
TOTAL MARYLAND...................................          186,546,831
                                                          ------------

MASSACHUSETTS -- (5.9%)
City of Fall River (BAN)
    2.500%, 02/08/19.............................   9,831    9,880,253
City of Quincy (BAN)
    2.500%, 01/18/19.............................  13,000   13,065,910
City of Somerville (BAN)
    2.000%, 06/08/18.............................  11,642   11,647,006

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
MASSACHUSETTS -- (Continued)
City of Springfield (GO) (ST AID WITHHLDG)
            5.000%, 09/01/21............................. $ 4,240 $  4,631,988
Commonwealth of Massachusetts (GO) Series A
            5.000%, 05/01/21.............................  10,000   10,850,300
Commonwealth of Massachusetts (GO) Series B
            5.000%, 08/01/18.............................   3,750    3,780,750
Commonwealth of Massachusetts (GO) Series B (AGM)
            5.250%, 09/01/21.............................   2,405    2,648,218
Commonwealth of Massachusetts (GO) Series C
            5.000%, 04/01/20.............................   2,700    2,856,006
            5.000%, 08/01/20.............................   8,500    9,065,080
            5.000%, 10/01/21.............................   8,000    8,760,320
Commonwealth of Massachusetts (GO) Series D (AMBAC)
            5.500%, 10/01/19.............................   4,220    4,434,503
Massachusetts Bay Transportation Authority (RB) Series A
            5.250%, 07/01/19.............................   3,115    3,238,136
Massachusetts Clean Water Trust (The) (RB)
            5.000%, 08/01/20.............................   5,830    6,228,247
Massachusetts Development Finance Agency (RB)
(currency)  5.750%, 07/01/39
            (Pre-refunded @ $100, 7/1/19)................   9,990   10,433,955
Massachusetts Health & Educational Facilities Authority
 (RB)
(currency)  5.000%, 07/01/39
            (Pre-refunded @ $100, 7/1/19)................   4,160    4,306,682
Massachusetts Health & Educational Facilities Authority
 (RB) Series E-2
(currency)  5.375%, 07/01/22
            (Pre-refunded @ $100, 7/1/18)................  12,500   12,573,875
Massachusetts Water Resources Authority (RB) Series J
 (AGM) (GO OF AUTH)
            5.250%, 08/01/18.............................  18,000   18,157,140
Town of Lexington (BAN)
            3.000%, 02/15/19.............................  10,555   10,661,922
Town of Westborough (BAN)
            2.500%, 08/10/18.............................   2,000    2,004,060
                                                                  ------------
TOTAL MASSACHUSETTS......................................          149,224,351
                                                                  ------------

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
MICHIGAN -- (2.1%)
Michigan Finance Authority (RB) Series A
            5.000%, 07/01/18............................. $25,260 $25,395,141
            5.000%, 01/01/19.............................   7,110   7,264,074
Michigan State (GO)
            5.000%, 11/01/19.............................  13,000  13,611,780
Michigan State Building Authority (RB)
(currency)  6.000%, 10/15/38
            (Pre-refunded @ $100, 10/15/18)..............   2,740   2,790,854
Michigan State Trunk Line Revenue (RB)
            5.000%, 11/15/18.............................   3,600   3,662,136
                                                                  -----------
TOTAL MICHIGAN...........................................          52,723,985
                                                                  -----------

MINNESOTA -- (3.6%)
Bloomington Independent School District No. 271 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/21.............................   1,290   1,392,555
Chaska Independent School District No. 112 (GO) Series A
 (SD CRED PROG)
            5.000%, 02/01/21.............................     590     636,740
City of Minneapolis (GO)
            2.000%, 12/01/18.............................   5,085   5,093,441
City of Minneapolis (RB) Series A
(currency)  6.750%, 11/15/32
            (Pre-refunded @ $100, 11/15/18)..............   6,500   6,671,925
City of State Cloud (RB)
(currency)  5.125%, 05/01/30
            (Pre-refunded @ $100, 5/1/20)................     950   1,007,266
City of State Louis Park (RB) Series C (ETM)
            5.500%, 07/01/18.............................   4,140   4,165,627
Elk River Independent School District No. 728 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/21.............................   1,000   1,078,100
Elk River Independent School District No. 728 (GO)
 Series C (SD CRED PROG)
            5.000%, 02/01/20.............................   5,000   5,263,200
            5.000%, 02/01/21.............................   2,000   2,156,200
Hennepin County (GO) Series B
            5.000%, 12/01/21.............................     650     715,865
Housing & Redevelopment Authority of The City of State
 Paul Minnesota (RB)
(currency)  5.250%, 11/15/29 (Pre-refunded @ $100,
            11/15/19)....................................     660     692,696

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
MINNESOTA -- (Continued)
Lakeville Independent School District No. 194 (GO)
 Series D (SD CRED PROG)
            5.000%, 02/01/19............................. $ 4,425 $ 4,530,182
Minnesota State (GO)
            5.000%, 08/01/20.............................     740     789,032
Minnesota State (GO) (ETM)
            5.000%, 08/01/20.............................      10      10,647
Minnesota State (GO) Series B
            5.000%, 08/01/18.............................   7,600   7,661,332
            5.000%, 08/01/19.............................   4,425   4,598,725
            4.000%, 08/01/20.............................   8,800   9,190,632
Minnesota State (GO) Series D
            5.000%, 08/01/18.............................   5,000   5,040,350
            5.000%, 08/01/19.............................  19,750  20,525,385
            5.000%, 08/01/21.............................   7,230   7,889,376
Minnesota State (GO) Series E
            2.000%, 08/01/19.............................     725     726,769
Minnesota State (GO) Series F
            5.000%, 10/01/18.............................     650     658,795
Watertown-Mayer Independent School District No. 111 (GO)
 Series B (SD CRED PROG)
            4.000%, 02/01/20.............................   1,610   1,667,509
                                                                  -----------
TOTAL MINNESOTA..........................................          92,162,349
                                                                  -----------

MISSISSIPPI -- (0.1%)
Mississippi State (GO) Series C
            5.000%, 10/01/18.............................   2,800   2,837,184
                                                                  -----------

MISSOURI -- (1.2%)
Clayton School District (GO)
            5.000%, 03/01/20.............................   3,115   3,290,748
Health & Educational Facilities Authority of the State
 of Missouri (RB) Series 2003A-ST LUKE'S HEALTH (AGM)
(currency)  5.500%, 11/15/23 (Pre-refunded @ $100,
            11/15/18)....................................  10,000  10,198,100
(currency)  5.500%, 11/15/28 (Pre-refunded @ $100,
            11/15/18)....................................  10,000  10,198,100
Jackson County Reorganized School District No. 7 (GO)
            3.000%, 03/01/21.............................   2,375   2,432,095
Missouri State (GO) Series A
            5.000%, 12/01/20.............................   4,515   4,852,767
                                                                  -----------
TOTAL MISSOURI...........................................          30,971,810
                                                                  -----------

NEBRASKA -- (0.3%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21.............................   1,620   1,744,530

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
NEBRASKA -- (Continued)
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20............................. $ 4,340 $ 4,666,932
                                                                  -----------
TOTAL NEBRASKA...........................................           6,411,462
                                                                  -----------

NEVADA -- (0.4%)
City of Henderson NV (GO)
            5.000%, 06/01/19.............................   5,295   5,475,454
Clark County School District (GO) Series A
            5.000%, 06/15/19.............................   1,000   1,033,700
Clark County Water Reclamation District (GO) Series A
(currency)  5.250%, 07/01/34 (Pre-refunded @ $100,
            7/1/19)......................................   2,905   3,017,452
Washoe County School District (GO) Series A
            3.000%, 06/01/19.............................   1,125   1,137,679
                                                                  -----------
TOTAL NEVADA.............................................          10,664,285
                                                                  -----------

NEW HAMPSHIRE -- (0.2%)
City of Nashua (GO)
            4.000%, 07/15/21.............................   1,720   1,822,323
City of Portsmouth (BAN)
            3.000%, 06/22/18.............................   2,705   2,710,275
                                                                  -----------
TOTAL NEW HAMPSHIRE......................................           4,532,598
                                                                  -----------

NEW JERSEY -- (1.2%)
Monmouth County (GO)
            5.000%, 07/15/20.............................   4,540   4,844,135
            5.000%, 07/15/21.............................   3,770   4,119,064
Union County
            2.250%, 06/22/18.............................  20,000  20,016,600
                                                                  -----------
TOTAL NEW JERSEY.........................................          28,979,799
                                                                  -----------

NEW MEXICO -- (1.2%)
City of Albuquerque (GO) Series A
            5.000%, 07/01/18.............................   4,775   4,800,451
New Mexico State (GO)
            5.000%, 03/01/19.............................   1,500   1,539,360
            5.000%, 03/01/21.............................   4,000   4,320,480
New Mexico State (GO) Series B
            5.000%, 03/01/20.............................   3,775   3,981,643
New Mexico State Severance Tax Permanent Fund (RB)
 Series A
            5.000%, 07/01/19.............................   6,500   6,733,740
New Mexico State Severance Tax Permanent Fund (RB)
 Series A-2
            5.000%, 07/01/18.............................  10,000  10,053,300
                                                                  -----------
TOTAL NEW MEXICO.........................................          31,428,974
                                                                  -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
NEW YORK -- (6.5%)
Amherst Central School District (GO) (ST AID WITHHLDG)
            3.000%, 06/15/18............................. $   135 $   135,200
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.............................   1,160   1,163,376
City of New York (GO)
            5.000%, 03/01/19.............................   4,685   4,810,698
City of New York (GO) (ETM)
            5.000%, 03/01/19.............................   5,420   5,564,009
City of New York (GO) Series C
            5.000%, 08/01/18.............................   6,265   6,315,245
City of New York (GO) Series E
            5.000%, 08/01/19.............................  10,000  10,393,900
            5.000%, 08/01/21.............................   1,500   1,635,315
City of New York (GO) Series F
            5.000%, 08/01/21.............................   1,000   1,090,210
City of New York (GO) Series G
            5.000%, 08/01/19.............................  15,310  15,913,061
            5.000%, 08/01/21.............................   5,915   6,448,592
City of New York (GO) Series J
            5.000%, 08/01/19.............................   7,985   8,299,529
City of New York (GO) Series J7
            5.000%, 08/01/20.............................   5,000   5,332,400
City of Rochester (BAN) Series 3
            2.500%, 08/02/18.............................  17,550  17,578,606
County of Columbia (GO) Series A (AGM)
            2.000%, 02/01/19.............................     500     500,920
East Hampton Union Free School District (GO) (ST AID
 WITHHLDG)
            5.000%, 06/01/19.............................     235     243,136
Erie County (RAN)
            2.000%, 06/30/18.............................   7,800   7,802,886
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21.............................     685     681,911
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21.............................     515     563,611
Metropolitan Transportation Authority (RB) Series A (ETM)
            5.000%, 11/15/21.............................      85      93,602
New York State Dormitory Authority (RB)
(currency)  6.125%, 12/01/29
            (Pre-refunded @ $100, 12/1/18)...............     600     614,982
(currency)  6.250%, 12/01/37
            (Pre-refunded @ $100, 12/1/18)...............     450     461,556
New York State Dormitory Authority (RB) Series A
            5.000%, 12/15/18.............................   5,395   5,505,166
            5.000%, 03/15/21.............................   1,795   1,944,398

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
NEW YORK -- (Continued)
            5.000%, 12/15/21............................. $ 3,545 $  3,901,414
(currency)  5.500%, 07/01/25
            (Pre-refunded @ $100, 7/1/20)................     500      536,645
(currency)  5.000%, 07/01/39
            (Pre-refunded @ $100, 7/1/19)................   6,125    6,348,869
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.............................  15,000   15,812,400
            5.000%, 02/15/22.............................   4,000    4,410,720
(currency)  5.000%, 07/01/38
            (Pre-refunded @ $100, 7/1/18)................   5,600    5,630,240
New York State Dormitory Authority (RB) Series B
 (ASSURED GTY)
(currency)  5.000%, 07/01/23 (Pre-refunded @ $100,
            7/1/18)......................................     550      552,876
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.............................     700      719,467
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/19.............................     875      897,085
            5.000%, 03/15/20.............................     500      528,230
            5.000%, 03/15/21.............................   2,000    2,164,720
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20.............................     550      581,053
New York State Urban Development Corp. (RB) Series C
            5.000%, 12/15/18.............................     250      255,105
Town of Brookhaven (GO) Series A
            3.000%, 02/01/19.............................   5,080    5,128,362
Triborough Bridge & Tunnel Authority (RB) Series A-1
            5.000%, 11/15/19.............................     500      524,285
Triborough Bridge & Tunnel Authority (RB) Series B
            4.000%, 11/15/18.............................  11,860   12,007,420
            5.000%, 11/15/19.............................   1,000    1,048,570
                                                                  ------------
TOTAL NEW YORK...........................................          164,139,770
                                                                  ------------

NORTH CAROLINA -- (3.2%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19.............................  10,555   10,938,357
Davie County (GO)
            5.000%, 05/01/20.............................   1,595    1,692,104

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
NORTH CAROLINA -- (Continued)
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33 (Pre-refunded @ $100,
            12/1/18)..................................... $15,455 $15,846,475
North Carolina State (GO) Series A
            5.000%, 03/01/19.............................   5,000   5,134,950
North Carolina State (GO) Series B
            5.000%, 06/01/18.............................  29,730  29,808,190
North Carolina State (GO) Series E
            5.000%, 05/01/19.............................   1,500   1,548,135
North Carolina Turnpike Authority (RB) Series A (AGC)
(currency)  5.500%, 01/01/29 (Pre-refunded @ $100,
            1/1/19)......................................   4,275   4,379,096
Wake County (GO)
            5.000%, 03/01/19.............................   7,225   7,420,003
Wake County (GO) Series B
            5.000%, 05/01/18.............................   4,625   4,625,000
                                                                  -----------
TOTAL NORTH CAROLINA.....................................          81,392,310
                                                                  -----------

OHIO -- (3.8%)
City of Columbus (GO) Series 1
            5.000%, 07/01/20.............................  10,000  10,658,300
City of Columbus (GO) Series A
            5.000%, 02/15/19.............................  10,000  10,251,600
            3.000%, 07/01/21.............................  12,830  13,189,369
Ohio State (GO) Series A
            3.000%, 05/01/20.............................   5,000   5,100,350
            5.000%, 05/01/20.............................   7,000   7,413,420
            5.000%, 09/15/21.............................   2,335   2,552,505
Ohio State (GO) Series B
            5.000%, 08/01/19.............................   7,270   7,558,183
            5.000%, 09/01/19.............................   4,215   4,392,578
            5.000%, 08/01/20.............................  10,000  10,658,000
            2.000%, 09/01/20.............................   2,500   2,499,975
            5.000%, 06/15/21.............................   9,500  10,330,490
Ohio State (GO) Series C
            5.000%, 09/15/18.............................   1,300   1,315,652
Ohio State (GO) Series R
            5.000%, 05/01/20.............................   5,080   5,381,041
Ohio State (GO) Series T
            5.000%, 04/01/21.............................   2,040   2,207,545
Ohio State Water Development Authority (RB) Series A
            5.000%, 06/01/21.............................   1,825   1,988,319
                                                                  -----------
TOTAL OHIO...............................................          95,497,327
                                                                  -----------

OKLAHOMA -- (0.6%)
Tulsa County Independent School District No. 1 Tulsa
 (GO) Series C
            1.500%, 07/01/18.............................   6,970   6,966,167
            2.000%, 07/01/19.............................   8,610   8,626,703
                                                                  -----------
TOTAL OKLAHOMA...........................................          15,592,870
                                                                  -----------

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
OREGON -- (1.0%)
City of Portland Sewer System Revenue (RB) Series A
            5.000%, 06/01/19............................. $ 2,140 $ 2,213,616
Multnomah County (GO)
            5.000%, 08/01/19.............................   4,580   4,761,002
Oregon State (GO) Series F
            3.000%, 05/01/20.............................   6,585   6,728,882
Oregon State (GO) Series L
            5.000%, 11/01/19.............................  11,515  12,053,441
                                                                  -----------
TOTAL OREGON.............................................          25,756,941
                                                                  -----------

PENNSYLVANIA -- (3.5%)
City of Philadelphia (GO) Series A (AGM)
(currency)  5.250%, 12/15/32 (Pre-refunded @ $100,
            12/15/18)....................................   7,290   7,444,548
Commonwealth of Pennsylvania (GO)
            5.000%, 07/01/18.............................   3,755   3,774,639
Commonwealth of Pennsylvania (GO) Series 1
            5.000%, 11/15/18.............................  10,645  10,827,562
            5.000%, 07/01/19.............................   7,655   7,924,915
            5.000%, 04/01/20.............................   8,500   8,974,725
Commonwealth of Pennsylvania (GO) Series 2
            5.000%, 10/15/19.............................   2,250   2,347,807
Commonwealth of Pennsylvania (GO) Series A
            5.000%, 02/15/19.............................   5,010   5,132,043
Montgomery County Industrial Development Authority (RB)
 (FHA INS)
(currency)  5.375%, 08/01/38 (Pre-refunded @ $100,
            8/1/20)......................................  10,000  10,728,600
Pennsylvania Economic Development Financing Authority
 (RB) Series A
            5.000%, 07/01/19.............................  23,650  24,497,616
Snyder County Higher Education Authority (RB)
(currency)  5.000%, 01/01/38 (Pre-refunded @ $100,
            7/1/18)......................................   4,000   4,021,520
University of Pittsburgh-of the Commonwealth System of
 Higher Education (RB) Series B
(currency)  5.250%, 09/15/34 (Pre-refunded @ $100,
            9/15/19).....................................   3,330   3,480,483
                                                                  -----------
TOTAL PENNSYLVANIA.......................................          89,154,458
                                                                  -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
RHODE ISLAND -- (0.2%)
Rhode Island State (GO) Series A
            5.000%, 08/01/19............................. $ 4,700 $ 4,885,133
                                                                  -----------

SOUTH CAROLINA -- (4.5%)
Aiken County Consolidated School District (GO) Series A
 (SCSDE)
            5.000%, 03/01/20.............................   3,000   3,167,580
Charleston County School District (GO) Series A (SCSDE)
            5.000%, 02/01/19.............................   7,595   7,777,812
Darlington County School District (GO) (SCSDE)
            3.000%, 03/01/19.............................   3,000   3,030,240
Dorchester County School District No. 2 (GO) Series A
 (SCSDE)
            5.000%, 03/01/21.............................   1,885   2,038,194
Florence County (GO) (ST AID WITHHLDG)
            4.000%, 06/01/19.............................  15,000  15,354,600
            4.000%, 06/01/20.............................   2,475   2,577,415
Florence School District One (GO) (SCSDE)
            5.000%, 03/01/19.............................   3,730   3,830,374
Greenville County School District (GO) Series C (SCSDE)
            5.000%, 06/01/18.............................  15,000  15,039,750
Lexington & Richland School District No. 5 (GO) Series B
 (SCSDE)
            5.000%, 03/01/21.............................   1,660   1,794,908
Richland County (BAN) (ST AID WITHHLDG)
            3.000%, 02/27/19.............................   6,000   6,060,900
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20.............................     910     960,833
Richland County School District No. 2 (GO) Series A
 (SCSDE)
            5.000%, 02/01/20.............................   5,520   5,815,486
            5.000%, 02/01/21.............................   7,000   7,554,540
Richland County School District No. 2 (GO) Series C
 (SCSDE)
            5.000%, 02/01/19.............................   5,740   5,879,482
South Carolina Jobs-Economic Dev. Authority (RB) Series A
(currency)  6.250%, 04/01/35 (Pre-refunded @ $100,
            4/1/20)......................................   2,180   2,351,784
(currency)  6.500%, 04/01/42 (Pre-refunded @ $100,
            4/1/20)......................................   2,000   2,164,980
South Carolina State (GO) Series A
            5.000%, 06/01/20.............................   8,945   9,511,666

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
SOUTH CAROLINA -- (Continued)
South Carolina State (GO) Series A (ST AID WITHHLDG)
            5.000%, 10/01/19............................. $ 4,530 $  4,726,874
South Carolina Transportation Infrastructure Bank (RB)
 Series A
(currency)  5.250%, 10/01/40 (Pre-refunded @ $100,
            10/1/19).....................................   2,690    2,813,148
Spartanburg County School District No. 6 (BAN)
            5.000%, 09/27/18.............................  10,000   10,133,400
                                                                  ------------
TOTAL SOUTH CAROLINA.....................................          112,583,966
                                                                  ------------

TENNESSEE -- (2.4%)
City of Chattanooga (GO) Series A
            4.000%, 09/01/18.............................   9,160    9,229,524
City of Memphis (GO) (NATL-RE)
            5.250%, 10/01/18.............................   4,000    4,059,400
City of Memphis (GO) Series A
            5.000%, 04/01/21.............................   4,550    4,929,060
City of Memphis (GO) Series D
            5.000%, 07/01/19.............................   4,180    4,336,248
Hamilton County (GO) Series A
            5.000%, 05/01/21.............................   3,895    4,235,657
Metropolitan Government of Nashville & Davidson County
 (GO)
            5.000%, 07/01/21.............................   9,055    9,863,249
Metropolitan Government of Nashville & Davidson County
 (GO) Series A
(currency)  5.000%, 07/01/25 (Pre-refunded @ $100,
            7/1/20)......................................     525      557,834
Metropolitan Government of Nashville & Davidson County
 Electric Revenue (RB) Series A
            5.000%, 05/15/20.............................   2,000    2,123,240
Shelby County (GO) Series A
            5.000%, 04/01/20.............................  18,135   19,189,913
            5.000%, 03/01/21.............................   2,550    2,757,239
                                                                  ------------
TOTAL TENNESSEE..........................................           61,281,364
                                                                  ------------

TEXAS -- (13.1%)
Austin Independent School District (GO)
(currency)  4.500%, 08/01/25 (Pre-refunded @ $100,
            8/1/19)......................................   3,340    3,449,385
Bexar County Health Facilities Dev. Corp. (RB)
(currency)  6.200%, 07/01/45 (Pre-refunded @ $100,
            7/1/20)......................................   3,030    3,289,338

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CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
TEXAS -- (Continued)
City of Allen (GO)
            5.000%, 08/15/21............................. $ 1,840 $ 2,010,366
City of Dallas (GO)
            5.000%, 02/15/19.............................   8,400   8,610,672
            5.000%, 02/15/21.............................   1,500   1,610,745
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19.............................     830     851,215
City of Frisco (GO) Series A
            5.000%, 02/15/21.............................   4,825   5,202,942
City of Houston (GO)
(currency)  5.000%, 03/01/26 (Pre-refunded @ $100,
            3/1/19)......................................   3,405   3,492,338
City of Houston (GO) (TRANS)
            4.000%, 06/29/18.............................  43,000  43,165,550
City of Houston Combined Utility System Revenue (RB)
 (ASSURED GTY)
(currency)  5.375%, 11/15/38 (Pre-refunded @ $100,
            5/15/19).....................................  25,155  26,047,499
City of San Antonio (GO)
            5.000%, 02/01/20.............................   7,350   7,747,341
City of San Antonio Electric & Gas Systems Revenue (RB)
 Series A
(currency)  5.000%, 02/01/34 (Pre-refunded @ $100,
            2/1/19)......................................   4,750   4,862,195
City of San Antonio Electric & Gas Systems Revenue (RB)
 Series D
            5.000%, 02/01/19.............................     700     717,059
City of Waco (GO)
            5.000%, 02/01/20.............................   5,765   6,065,414
Conroe Independent School District (GO) Series A
 (PSF-GTD)
            4.000%, 02/15/21.............................   1,940   2,043,518
Dallas County Community College District (GO)
            5.000%, 02/15/20.............................  11,975  12,627,877
Harris County (GO) Series A
            5.000%, 10/01/19.............................   5,640   5,888,329
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41 (Pre-refunded @ $100,
            5/15/21).....................................   6,000   6,813,720
Humble Independent School District (GO) Series B
 (PSF-GTD)
            5.000%, 02/15/20.............................   4,000   4,213,000
Lewisville Independent School District (GO) (PSF-GTD)
            3.000%, 08/15/19.............................   6,000   6,089,520

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
TEXAS -- (Continued)
Longview Independent School District (GO) (PSF-GTD)
(currency)  4.750%, 02/15/36 (Pre-refunded @ $100,
            8/15/18)..................................... $14,815 $ 14,941,224
North East Independent School District (GO) (PSF-GTD)
            5.000%, 08/01/18.............................  10,125   10,205,696
Permanent University Fund (RB)
            5.000%, 07/01/18.............................  12,585   12,652,078
Plano Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19.............................  18,185   18,646,899
San Antonio Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.............................   2,500    2,633,125
Southwest Higher Education Authority Inc (RB)
(currency)  5.000%, 10/01/23 (Pre-refunded @ $100,
            10/1/19).....................................   2,740    2,859,848
Texas State (GO)
            5.000%, 04/01/19.............................   4,350    4,477,150
            5.000%, 10/01/20.............................   3,825    4,096,843
            5.000%, 10/01/23.............................   1,425    1,618,216
Texas State (GO) Series A
            5.000%, 10/01/21.............................   2,200    2,409,088
Texas State (RN)
            4.000%, 08/30/18.............................  60,000   60,457,200
Texas Tech University (RB) Series A
            5.000%, 08/15/19.............................   3,025    3,146,666
Texas Transportation Commission State Highway Fund (RB)
 Series A
            5.000%, 04/01/19.............................   5,110    5,262,176
            5.000%, 10/01/19.............................   4,000    4,179,560
            5.000%, 10/01/20.............................  12,500   13,388,375
University of Texas System (The) (RB) Series A
            5.250%, 08/15/18.............................     750      757,515
University of Texas System (The) (RB) Series C
            5.000%, 08/15/19.............................   7,975    8,295,754
University of Texas System (The) (RB) Series D
(currency)  5.000%, 08/15/23 (Pre-refunded @ $100,
            8/15/19).....................................   6,635    6,900,931
                                                                  ------------
TOTAL TEXAS..............................................          331,726,367
                                                                  ------------

UTAH -- (1.5%)
Alpine School District (GO) (SCH BD GTY)
            5.000%, 03/15/21.............................     940    1,018,791

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CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
UTAH -- (Continued)
Jordan School District (GO) (SCH BD GTY)
            5.000%, 06/15/19............................. $16,420 $16,995,685
Utah State (GO)
            5.000%, 07/01/22.............................   9,690  10,800,474
Utah State (GO) Series C
            5.000%, 07/01/18.............................   3,150   3,166,852
            4.500%, 07/01/19.............................   6,675   6,884,662
                                                                  -----------
TOTAL UTAH...............................................          38,866,464
                                                                  -----------

VIRGINIA -- (6.4%)
Arlington County (GO) (ST AID WITHHLDG)
            4.000%, 08/15/21.............................   2,125   2,258,769
Chesterfield County (GO) Series A
            5.000%, 01/01/19.............................   3,575   3,652,721
City of Hampton (GO) Series B (ST AID WITHHLDG)
            5.000%, 09/01/21.............................   2,700   2,956,905
City of Norfolk (GO) Series C (ST AID WITHHLDG)
            5.000%, 10/01/19.............................   2,500   2,610,425
City of Richmond (GO) Series A (ST AID WITHHLDG)
            5.000%, 03/01/20.............................   1,000   1,055,860
Commonwealth of Virginia (GO) Series B
            5.000%, 06/01/19.............................   5,705   5,901,880
            5.000%, 06/01/19.............................  10,250  10,603,727
Fairfax County (GO) Series A (ST AID WITHHLDG)
            3.000%, 10/01/18.............................   2,855   2,870,560
            4.000%, 10/01/18.............................   8,880   8,964,804
            4.000%, 10/01/19.............................  12,300  12,675,888
            4.000%, 10/01/20.............................  15,530  16,299,511
Fairfax County (GO) Series B (ST AID WITHHLDG)
            5.000%, 10/01/18.............................  10,000  10,136,600
            4.000%, 04/01/19.............................   7,000   7,143,360
Henrico County (GO)
            5.000%, 07/15/19.............................   5,460   5,668,845
University of Virginia (RB) Series B
            5.000%, 08/01/21.............................  15,000  16,397,700
Virginia Public Building Authority (RB) Series A
            5.000%, 08/01/18.............................   8,370   8,437,546
Virginia Public School Authority (RB) Series B (ST AID
 WITHHLDG)
            5.000%, 08/01/19.............................  15,580  16,187,776
Virginia Resources Authority (RB)
(currency)  5.000%, 10/01/22 (Pre-refunded @ $100,
            10/1/18).....................................   7,935   8,045,376

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
VIRGINIA -- (Continued)
(currency)  5.000%, 10/01/27 (Pre-refunded @ $100,
            10/1/18)..................................... $ 4,940 $  5,008,715
(currency)  5.000%, 10/01/28 (Pre-refunded @ $100,
            10/1/18).....................................   6,230    6,316,659
Virginia Resources Authority (RB) Series B
            4.000%, 10/01/19.............................   4,875    5,024,711
Virginia State Public School Authority (RB) (ST AID
 WITHHLDG)
            5.000%, 07/15/19.............................   4,080    4,236,060
                                                                  ------------
TOTAL VIRGINIA...........................................          162,454,398
                                                                  ------------

WASHINGTON -- (4.6%)
City of Seattle Drainage & Wastewater Revenue (RB)
            5.000%, 04/01/21.............................   3,000    3,250,800
City of Seattle Municipal Light & Power Revenue (RB)
 (BHAC-CR)
(currency)  5.750%, 04/01/29 (Pre-refunded @ $100,
            4/1/19)......................................  10,000   10,357,200
City of Seattle Water System Revenue (RB)
            5.000%, 09/01/19.............................   3,890    4,053,886
King County (GO)
            5.000%, 12/01/18.............................   9,420    9,599,262
King County School District No. 405 Bellevue (GO)
 (SCH BD GTY)
            5.000%, 12/01/18.............................   1,240    1,263,300
King County School District No. 405 Bellevue (GO) Series
 A (SCH BD GTY)
            5.000%, 12/01/18.............................     400      407,516
King County Sewer Revenue (RB)
            5.000%, 07/01/19.............................   1,755    1,819,970
Snohomish County Public Utility District No. 1 (RB)
            5.000%, 12/01/18.............................   3,190    3,250,706
            5.000%, 12/01/19.............................   5,810    6,097,421
Snohomish County School District No. 201 Snohomish (GO)
 (SCH BD GTY)
            5.000%, 12/01/21.............................   4,000    4,390,760
Snohomish County School District No. 6 Mukilteo (GO)
 (SCH BD GTY)
            5.000%, 12/01/18.............................     500      509,370
Spokane County School District No. 81 Spokane (GO)
 Series A (SCH BD GTY)
            5.000%, 12/01/18.............................   7,375    7,513,576

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
WASHINGTON -- (Continued)
Washington Health Care Facilities Authority (RB)
(currency)  7.375%, 03/01/38 (Pre-refunded @ $100,
            3/1/19)...................................... $   800 $    835,760
(currency)  5.625%, 10/01/38 (Pre-refunded @ $100,
            10/1/19).....................................   9,965   10,487,365
Washington State (GO)
            5.000%, 07/01/18.............................   3,000    3,016,140
            5.000%, 07/01/20.............................   3,650    3,886,264
Washington State (GO) Series 2010A
            5.000%, 08/01/18.............................   4,500    4,536,540
Washington State (GO) Series 2013A
            5.000%, 08/01/21.............................   4,245    4,634,946
Washington State (GO) Series A-1
            5.000%, 08/01/21.............................   1,500    1,637,790
Washington State (GO) Series B
            4.000%, 07/01/18.............................  10,000   10,037,500
            5.000%, 07/01/20.............................   5,000    5,323,650
Washington State (GO) Series D
            5.000%, 02/01/19.............................   1,710    1,750,903
Washington State (GO) Series E
            5.000%, 02/01/19.............................   4,080    4,177,593
Washington State (GO) Series R-2014A
            5.000%, 07/01/18.............................   7,065    7,103,010
Washington State (GO) Series R-2015
            5.000%, 07/01/18.............................   4,160    4,182,381
Washington State (GO) Series R-2017A
            5.000%, 08/01/22.............................   2,500    2,785,500
                                                                  ------------
TOTAL WASHINGTON.........................................          116,909,109
                                                                  ------------

WEST VIRGINIA -- (0.4%)
West Virginia State (GO) Series A
            5.000%, 06/01/21.............................   9,620   10,456,844
                                                                  ------------

                                                             FACE
                                                            AMOUNT       VALUE+
                                                            ------       ------
                                                            (000)
WISCONSIN -- (3.5%)
City of Milwaukee (GO) Series N2
            5.000%, 05/01/19.............................    $10,010 $   10,316,106
            5.000%, 04/01/20.............................      5,860      6,187,281
Wisconsin Health & Educational Facilities Authority (RB)
 Series A
(currency)  5.250%, 12/01/35 (Pre-refunded @ $100,
            12/3/18).....................................      1,980      2,019,739
Wisconsin State (GO) Series 1
            5.000%, 05/01/19.............................      9,230      9,523,422
            5.000%, 05/01/20.............................      3,235      3,431,267
Wisconsin State (GO) Series 1 (AMBAC)
            5.000%, 05/01/19.............................      6,320      6,520,913
Wisconsin State (GO) Series 1 (ETM)
            5.000%, 05/01/20.............................        120        126,941
Wisconsin State (GO) Series 2
            5.000%, 11/01/19.............................      4,000      4,186,440
            5.000%, 11/01/21.............................      6,160      6,765,897
            5.000%, 11/01/22.............................      3,000      3,360,540
Wisconsin State (GO) Series A
            5.000%, 05/01/19.............................      8,440      8,708,307
Wisconsin State (GO) Series B
            5.000%, 05/01/19.............................      4,620      4,766,870
            5.000%, 05/01/20.............................     11,930     12,653,793
            5.000%, 05/01/21.............................      9,655     10,487,647
                                                                     --------------
TOTAL WISCONSIN..........................................                89,055,163
                                                                     --------------
TOTAL MUNICIPAL BONDS....................................             2,514,835,272
                                                                     --------------
TOTAL INVESTMENT SECURITIES..............................             2,514,835,272
                                                                     --------------

SHORT-TERM INVESTMENTS -- (0.6%)
            University of Michigan, 1.290%, 06/07/18..... 16,085,000     16,077,440
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,546,094,992)..................................             $2,530,912,712
                                                                     ==============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Municipal Bonds...............   --    $2,514,835,272   --    $2,514,835,272
  SHORT-TERM INVESTMENTS --
   (0.6%).......................             16,077,440             16,077,440
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,530,912,712   --    $2,530,912,712
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/19............................. $3,995 $ 4,151,364
    5.000%, 08/01/21.............................    250     273,213
Alabama State (GO) Series B
    5.000%, 11/01/19.............................  1,000   1,046,460
Alabama State (GO) Series C
    5.000%, 08/01/24.............................  3,000   3,449,910
                                                         -----------
TOTAL ALABAMA....................................          8,920,947
                                                         -----------

ALASKA -- (0.5%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18.............................    400     401,528
City of Anchorage (GO) Series B
    5.000%, 09/01/21.............................  3,845   4,192,704
    5.000%, 09/01/23.............................    200     225,546
City of Anchorage (GO) Series C
    5.000%, 09/01/24.............................  2,765   3,160,367
                                                         -----------
TOTAL ALASKA.....................................          7,980,145
                                                         -----------

ARIZONA -- (0.4%)
City of Tucson (GO) Series C
    3.000%, 07/01/22.............................  1,455   1,500,454
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................  4,000   4,014,960
Maricopa County High School District
 No. 210-Phoenix (GO)
    3.000%, 07/01/23.............................  1,810   1,869,531
                                                         -----------
TOTAL ARIZONA....................................          7,384,945
                                                         -----------

ARKANSAS -- (0.7%)
Arkansas State (GO)
    5.000%, 04/01/21.............................  1,000   1,083,900
    5.000%, 06/15/21.............................  3,750   4,084,912
    5.000%, 04/01/22.............................  2,800   3,100,188
    4.250%, 06/01/23.............................  3,325   3,642,538
                                                         -----------
TOTAL ARKANSAS...................................         11,911,538
                                                         -----------

CALIFORNIA -- (1.7%)
California State (GO)
    5.000%, 11/01/24.............................  1,175   1,362,377
    5.000%, 08/01/25.............................    750     880,065
    5.000%, 08/01/26.............................  8,000   9,501,520
    3.500%, 08/01/27.............................    800     863,600
    5.000%, 11/01/27.............................  5,580   6,731,879
California State (GO) Series B
    5.000%, 09/01/21.............................    250     274,213
    5.000%, 09/01/25.............................  9,000  10,570,680
                                                         -----------
TOTAL CALIFORNIA.................................         30,184,334
                                                         -----------

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
COLORADO -- (1.3%)
Adams & Arapahoe Joint School District 28J (GO)
 (ST AID WITHHLDG)
    5.000%, 12/01/21............................. $  425 $   467,292
Arapahoe County School District No. 5 (GO) (ST
 AID WITHHLDG)
    5.000%, 12/15/19.............................  3,115   3,271,809
    5.000%, 12/15/19.............................  5,705   5,992,189
Boulder County (RB)
    5.000%, 07/15/18.............................    540     543,629
Boulder Valley School District No. Re-2 Boulder
 (GO) Series B (ST AID WITHHLDG)
    4.000%, 12/01/24.............................  2,185   2,395,219
Denver City & County School District No. 1 (GO)
 Series A (NATL-RE) (ST AID WITHHLDG)
    5.250%, 12/01/21.............................  2,490   2,759,144
Denver City & County School District No. 1 (GO)
 Series C (ST AID WITHHLDG)
    3.000%, 12/01/23.............................  1,540   1,596,133
Platte River Power Authority (RB) Series JJ
    5.000%, 06/01/23.............................  4,425   4,981,134
                                                         -----------
TOTAL COLORADO...................................         22,006,549
                                                         -----------

CONNECTICUT -- (0.7%)
City of Middletown (GO)
    4.000%, 04/01/22.............................  1,350   1,450,089
Connecticut State (GO) Series A
    5.000%, 10/15/18.............................  3,300   3,347,520
    5.000%, 10/15/19.............................    600     624,324
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.............................  6,800   6,818,700
                                                         -----------
TOTAL CONNECTICUT................................         12,240,633
                                                         -----------

DELAWARE -- (0.7%)
Delaware State (GO) Series A
    5.000%, 08/01/23.............................  2,225   2,528,534
Delaware State (GO) Series B
    5.000%, 07/01/18.............................  2,395   2,407,933
    5.000%, 07/01/19.............................  4,335   4,496,002
Delaware State (GO) Series B (ETM)
    5.000%, 07/01/19.............................    345     357,165
New Castle County (GO)
    5.000%, 10/01/23.............................  1,000   1,139,420
New Castle County (GO) Series B
    5.000%, 07/15/22.............................    700     780,633
                                                         -----------
TOTAL DELAWARE...................................         11,709,687
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
DISTRICT OF COLUMBIA -- (1.9%)
District of Columbia (GO) Series A
    5.000%, 06/01/20............................. $3,445 $ 3,660,347
    5.000%, 06/01/20.............................  6,000   6,375,060
    5.000%, 06/01/23.............................  2,000   2,257,500
    5.000%, 06/01/25.............................  1,500   1,745,115
District of Columbia (GO) Series B
    5.000%, 06/01/25.............................  4,500   5,235,345
Washington Metropolitan Area Transit Authority
 (RB) Series B
    5.000%, 07/01/26.............................  3,500   4,114,180
    5.000%, 07/01/27.............................  8,100   9,632,115
                                                         -----------
TOTAL DISTRICT OF COLUMBIA.......................         33,019,662
                                                         -----------

FLORIDA -- (3.1%)
Board of Governors State University System of
 Florida (RB) Series A
    3.000%, 07/01/24.............................  2,580   2,639,856
City of Jacksonville (RB)
    5.000%, 10/01/18.............................    315     319,212
City of Tallahassee Energy System Revenue (RB)
    5.000%, 10/01/20.............................    250     268,012
Florida State (GO)
    5.000%, 07/01/21.............................  7,000   7,633,780
    5.000%, 07/01/24.............................  5,000   5,746,750
Florida State (GO) Series A (ST GTD)
    5.000%, 06/01/27.............................  6,565   7,873,076
Florida State Board of Education (GO) Series A
    5.000%, 06/01/19.............................  2,860   2,959,328
    5.000%, 06/01/20.............................  4,000   4,245,800
    5.000%, 06/01/23.............................  1,300   1,468,701
    5.000%, 06/01/24.............................  1,400   1,606,486
Florida State Board of Education (GO) Series B
    5.000%, 06/01/20.............................  6,400   6,793,280
    5.000%, 06/01/23.............................    350     395,419
Florida State Board of Education (GO) Series C
    5.000%, 06/01/20.............................  3,000   3,184,350
Florida State Board of Education (GO) Series D
    5.000%, 06/01/22.............................  1,000   1,109,100
Orlando Utilities Commission (RB) Series C
    5.250%, 10/01/22.............................  1,745   1,966,894
Peace River/Manasota Regional Water Supply
 Authority (RB)
    5.000%, 10/01/25.............................  2,030   2,349,157
Tampa Bay Water (RB)
    5.000%, 10/01/19.............................    450     469,944

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
FLORIDA -- (Continued)
Tampa Bay Water (RB) Series A
    5.000%, 10/01/25............................. $ 2,850 $ 3,335,697
                                                          -----------
TOTAL FLORIDA....................................          54,364,842
                                                          -----------

GEORGIA -- (3.4%)
City of Atlanta (GO)
    5.000%, 12/01/19.............................   5,875   6,164,696
City of Atlanta Water & Wastewater Revenue (RB)
 Series B
    5.000%, 11/01/19.............................   1,700   1,778,455
Columbia County School District (GO) (ST AID
 WITHHLDG)
    5.000%, 04/01/20.............................   1,700   1,799,552
DeKalb County Water & Sewerage Revenue (RB)
 Series B
    5.250%, 10/01/24.............................   2,830   3,292,139
Georgia State (GO) Series A-1
    5.000%, 02/01/22.............................   2,730   3,017,933
Georgia State (GO) Series C
    5.000%, 10/01/21.............................   3,060   3,359,299
Georgia State (GO) Series C-1
    5.000%, 07/01/23.............................  10,915  12,393,109
    5.000%, 07/01/26.............................   9,200  10,948,552
Georgia State (GO) Series F
    5.000%, 12/01/19.............................   6,000   6,296,820
Georgia State (GO) Series I
    5.000%, 07/01/19.............................   4,490   4,656,759
    5.000%, 07/01/20.............................     900     959,445
Gwinnett County School District (GO)
    5.000%, 02/01/20.............................   1,700   1,791,902
    5.000%, 02/01/20.............................   1,585   1,670,685
                                                          -----------
TOTAL GEORGIA....................................          58,129,346
                                                          -----------

HAWAII -- (2.5%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20.............................   1,470   1,569,078
    5.000%, 10/01/23.............................     200     226,900
    5.000%, 10/01/24.............................   6,870   7,908,194
    5.000%, 10/01/25.............................   4,925   5,760,674
Hawaii State (GO) Series EA
    5.000%, 12/01/21.............................     850     934,890
Hawaii State (GO) Series EE
    5.000%, 11/01/20.............................     515     552,976
Hawaii State (GO) Series EF
    5.000%, 11/01/22.............................   2,240   2,508,173
Hawaii State (GO) Series EH
    4.000%, 08/01/19.............................   1,110   1,139,681
Hawaii State (GO) Series ET
    3.000%, 10/01/23.............................   3,710   3,843,375
Hawaii State (GO) Series EZ
    5.000%, 10/01/21.............................   6,080   6,664,166

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
HAWAII -- (Continued)
Hawaii State (GO) Series FT
     5.000%, 01/01/27.............................. $10,000 $11,850,700
                                                            -----------
TOTAL HAWAII.......................................          42,958,807
                                                            -----------

IOWA -- (0.1%)
City of Ankeny (GO) Series D
     4.000%, 06/01/18..............................     700     701,281
County of Black Hawk IA (GO) Series A
     5.000%, 06/01/19..............................   1,200   1,241,028
State of Iowa (RB) Series A (ETM)
     5.000%, 06/01/18..............................     275     275,726
                                                            -----------
TOTAL IOWA.........................................           2,218,035
                                                            -----------

KANSAS -- (1.4%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21..............................     525     574,245
City of Wichita (GO) Series A
     5.000%, 12/01/19..............................   3,000   3,145,530
Johnson County (GO) Series B
     3.000%, 09/01/22..............................   2,260   2,336,139
Johnson County Unified School District No. 229
 Blue Valley (GO) Series B
     5.000%, 10/01/23..............................     445     506,797
Johnson County Unified School District No. 232
 (GO) Series A
     5.000%, 09/01/20..............................   2,550   2,723,885
Johnson County Unified School District No. 233
 Olathe (GO) Series B
     5.000%, 09/01/23..............................   4,380   4,967,621
Kansas State Department of Transportation (RB)
 Series A
     5.000%, 09/01/21..............................   3,250   3,555,955
Kansas State Department of Transportation (RB)
 Series B
     5.000%, 09/01/20..............................   3,000   3,208,110
Saline County Unified School District No. 305
 Salina (GO)
     5.000%, 09/01/20..............................   1,860   1,989,475
Sedgwick County Unified School District No. 260
 (GO)
     5.000%, 10/01/21..............................   1,325   1,445,893
Wyandotte County Unified Government (GO) Series A
     3.000%, 08/01/18..............................     580     581,792
                                                            -----------
TOTAL KANSAS.......................................          25,035,442
                                                            -----------

KENTUCKY -- (0.8%)
Louisville & Jefferson County (GO) Series A
     5.000%, 12/01/22..............................   5,645   6,314,384

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
KENTUCKY -- (Continued)
Louisville Water Co. (RB) Series A
     4.000%, 11/15/21.............................. $ 1,215 $ 1,292,420
Louisville/Jefferson County Metropolitan
 Government (GO)
     5.000%, 12/01/19..............................   1,250   1,309,637
Louisville/Jefferson County Metropolitan
 Government (GO) Series A
     5.000%, 12/01/20..............................   5,155   5,537,965
                                                            -----------
TOTAL KENTUCKY.....................................          14,454,406
                                                            -----------

LOUISIANA -- (1.5%)
Louisiana State (GO) Series A
     5.000%, 11/15/19..............................   4,500   4,710,870
     5.000%, 02/01/24..............................   2,000   2,259,200
Louisiana State (GO) Series C
     5.000%, 07/15/22..............................  12,765  14,126,898
Louisiana State (GO) Series D-1
     5.000%, 12/01/20..............................   4,065   4,357,436
                                                            -----------
TOTAL LOUISIANA....................................          25,454,404
                                                            -----------

MAINE -- (0.3%)
Maine State (GO) Series B
     5.000%, 06/01/20..............................   3,000   3,188,160
     5.000%, 06/01/27..............................   2,000   2,393,120
                                                            -----------
TOTAL MAINE........................................           5,581,280
                                                            -----------

MARYLAND -- (9.2%)
Anne Arundel County (GO)
     5.000%, 04/01/22..............................   2,475   2,739,355
Baltimore County (GO)
     5.000%, 08/01/21..............................   1,980   2,161,883
     5.000%, 08/01/22..............................     400     445,680
     3.000%, 11/01/24..............................   1,000   1,035,290
     5.000%, 11/01/27..............................   2,175   2,626,030
     5.000%, 03/01/28..............................   4,000   4,843,360
Baltimore County (GO) Series B
     5.000%, 08/01/24..............................   5,800   6,677,076
Baltimore County (GO) Series C
     4.000%, 09/01/18..............................   2,410   2,428,461
Carroll County (GO)
     4.000%, 11/01/18..............................   2,890   2,923,206
     5.000%, 11/01/19..............................   2,300   2,407,893
     5.000%, 11/01/20..............................   5,450   5,853,245
Charles County (GO)
     5.000%, 03/01/19..............................   1,990   2,043,710
Charles County (GO) (ETM)
     5.000%, 03/01/19..............................      10      10,256
City of Baltimore (GO) Series B
     5.000%, 10/15/19..............................   7,330   7,663,735
     5.000%, 10/15/21..............................   2,500   2,738,475
     5.000%, 10/15/22..............................   8,060   8,994,073
Frederick County (GO) Series A
     5.000%, 08/01/27..............................   4,725   5,686,065

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
MARYLAND -- (Continued)
Harford County (GO)
     5.000%, 09/15/19.............................. $ 1,545 $  1,611,976
Howard County (GO) Series D
     5.000%, 02/15/24..............................   5,140    5,875,688
Maryland State (GO) Series B
     5.000%, 03/01/19..............................   4,680    4,806,313
     5.000%, 08/01/19..............................   2,500    2,598,475
     5.000%, 08/01/26..............................  10,000   11,868,700
Maryland State (GO) Series C
     5.000%, 11/01/18..............................   5,000    5,081,600
     5.000%, 08/01/19..............................   3,000    3,118,170
     5.000%, 08/01/20..............................   7,250    7,735,315
Montgomery County (GO) Series C
     5.000%, 10/01/27..............................   8,500   10,248,705
Montgomery County (GO) Series D
     3.000%, 11/01/23..............................   4,000    4,145,920
     4.000%, 11/01/26..............................   9,500   10,569,415
Prince George's County (GO) Series A
     3.000%, 09/15/27..............................  10,950   11,247,621
Prince George's County (GO) Series B
     5.000%, 09/15/18..............................   2,000    2,024,380
     4.000%, 03/01/22..............................   2,480    2,649,657
Prince George's County (GO) Series C
     5.000%, 08/01/20..............................   3,450    3,682,530
Queen Anne's County (GO)
     5.000%, 11/15/19..............................   1,805    1,891,839
University System of Maryland (RB) Series B
     5.000%, 04/01/20..............................   4,355    4,610,029
Washington Suburban Sanitary Commission (GO)
 Series A
     4.000%, 06/01/18..............................   1,550    1,552,852
Worcester County (GO) Series B
     4.000%, 08/01/21..............................   2,000    2,117,340
                                                            ------------
TOTAL MARYLAND.....................................          158,714,318
                                                            ------------

MASSACHUSETTS -- (4.2%)
City of Boston (GO) Series A
     5.000%, 03/01/20..............................   3,270    3,455,703
City of Boston (GO) Series B
     5.000%, 04/01/19..............................   4,700    4,839,966
     4.000%, 01/01/23..............................   1,795    1,939,910
     5.000%, 04/01/24..............................   3,000    3,449,010
City of Cambridge (GO)
     3.000%, 02/15/20..............................   2,070    2,111,607
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................     150      162,147
City of Woburn (GO)
     4.000%, 09/01/22..............................     350      376,331
Commonwealth of Massachusetts (GO) Series C
     5.000%, 04/01/23..............................  10,000   11,262,400

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18.............................. $2,500 $ 2,520,500
     5.250%, 08/01/21..............................  5,000   5,495,050
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................  3,700   4,306,319
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................  2,500   2,666,200
     5.000%, 10/01/21..............................  1,005   1,100,515
     5.000%, 08/01/24..............................  1,500   1,722,135
Commonwealth of Massachusetts (GO) Series C
 (AMBAC)
     5.500%, 12/01/23..............................  3,500   4,079,355
Commonwealth of Massachusetts (GO) Series E
     5.000%, 11/01/27..............................  9,000  10,790,640
Massachusetts Bay Transportation Authority (RB)
 Series B (NATL-RE)
     5.500%, 07/01/24..............................  3,020   3,559,010
Massachusetts Water Resources Authority (RB)
 Series A
     5.000%, 08/01/22..............................  3,000   3,347,760
Massachusetts Water Resources Authority (RB)
 Series B (AGM)
     5.250%, 08/01/28..............................  1,000   1,233,960
Town of Auburn (GO)
     2.000%, 03/15/19..............................    750     751,800
Town of Nantucket (GO)
     3.000%, 10/01/22..............................  1,115   1,151,840
Town of Wilmington (GO)
     5.000%, 03/15/20..............................  1,665   1,760,904
                                                           -----------
TOTAL MASSACHUSETTS................................         72,083,062
                                                           -----------

MICHIGAN -- (0.9%)
Kentwood Public Schools (GO)
     4.000%, 05/01/22..............................    500     530,515
Michigan State (GO)
     5.000%, 11/01/19..............................  4,400   4,607,064
Michigan State (GO) Series A
     5.000%, 05/01/25..............................  2,000   2,321,940
Michigan State Comprehensive Transportation
 Revenue (RB) (AGM)
     5.250%, 05/15/21..............................  1,000   1,091,250
Michigan State Trunk Line Revenue (RB)
     5.000%, 11/15/18..............................  5,000   5,086,300
University of Michigan (RB) Series A
     4.000%, 04/01/23..............................  1,000   1,083,390
                                                           -----------
TOTAL MICHIGAN.....................................         14,720,459
                                                           -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
MINNESOTA -- (3.9%)
Bloomington Independent School District No. 271
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/20............................. $ 1,150 $ 1,210,743
City of Edina (GO) Series B
    3.000%, 02/01/19.............................     305     307,904
City of State Cloud (GO) Series B
    5.000%, 02/01/21.............................   1,275   1,376,362
Dakota County Community Development Agency (RB)
 Series B (CNTY GTD)
    5.000%, 01/01/23.............................     800     899,888
Elk River Independent School District No. 728
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/21.............................   5,000   5,390,500
Hennepin County (GO) Series C
    5.000%, 12/01/26.............................   4,070   4,868,697
    5.000%, 12/01/27.............................   5,800   7,028,440
Lakeville Minnesota Independent School District
 No. 194 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22.............................   4,000   4,403,640
Metropolitan Council (GO) Series C
    5.000%, 03/01/26.............................     700     826,462
Minnesota State (GO)
    5.000%, 08/01/18.............................     480     483,874
Minnesota State (GO) (ETM)
    5.000%, 08/01/18.............................       5       5,039
Minnesota State (GO) Series A
    5.000%, 10/01/20.............................   4,390   4,699,846
    5.000%, 08/01/22.............................   3,000   3,341,310
Minnesota State (GO) Series B
    5.000%, 08/01/20.............................   5,460   5,821,780
    5.000%, 10/01/21.............................   4,660   5,102,886
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................   1,810   1,814,416
Minnesota State (GO) Series F
    5.000%, 10/01/21.............................  12,025  13,167,856
Minnesota State (GO) Series K
    5.000%, 11/01/19.............................   3,680   3,851,525
Morris Area Schools Independent School District
 No. 2769 (GO) Series A (SD CRED PROG)
    4.000%, 02/01/24.............................   1,125   1,217,914
Rochester Independent School District No. 535
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/22.............................   1,240   1,277,274
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.............................     250     264,058
                                                          -----------
TOTAL MINNESOTA..................................          67,360,414
                                                          -----------

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
MISSISSIPPI -- (1.1%)
Mississippi State (GO) Series A
     5.000%, 10/01/27.............................. $9,110 $10,849,646
Mississippi State (GO) Series F
     5.000%, 11/01/21..............................  7,750   8,495,782
                                                           -----------
TOTAL MISSISSIPPI..................................         19,345,428
                                                           -----------

MISSOURI -- (1.3%)
Cass County Reorganized School District No. R-2
 (GO) (ST AID DIR DEP)
     5.000%, 03/01/21..............................  1,000   1,081,560
City of Belton (GO) Series C
     5.000%, 03/01/27..............................  2,150   2,514,038
City of Kansas City (GO) Series A
     4.000%, 02/01/22..............................  1,150   1,227,027
     5.000%, 02/01/23..............................  3,955   4,438,182
Columbia School District (GO) Series B
     5.000%, 03/01/23..............................  1,120   1,266,227
     5.000%, 03/01/24..............................  4,100   4,707,907
North Kansas City School District No. 74 (GO)
 (ST AID DIR DEP)
     4.000%, 03/01/23..............................  5,335   5,744,728
St. Charles Community College (GO)
     3.000%, 02/15/20..............................  2,245   2,287,341
                                                           -----------
TOTAL MISSOURI.....................................         23,267,010
                                                           -----------

MONTANA -- (--%)
City & County of Butte-Silver Bow (GO)
     4.000%, 07/01/21..............................    615     649,606
                                                           -----------

NEBRASKA -- (0.4%)
Douglas County School District No. 17 (GO)
     4.000%, 12/15/26..............................  2,260   2,512,080
Lancaster County School District 001 (GO)
     5.000%, 01/15/21..............................  2,470   2,659,869
Metropolitan Utilities District of Omaha (RB)
     5.000%, 12/01/20..............................  1,000   1,075,330
Omaha School District (GO)
     4.000%, 12/15/19..............................  1,365   1,411,369
                                                           -----------
TOTAL NEBRASKA.....................................          7,658,648
                                                           -----------

NEVADA -- (0.4%)
City of Henderson NV (GO)
     5.000%, 06/01/21..............................    490     532,321
Clark County (GO) Series A
     5.000%, 07/01/19..............................  1,725   1,788,860
     5.000%, 07/01/25..............................  2,700   3,136,293

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
NEVADA -- (Continued)
Nevada State (GO) Series A
     5.000%, 08/01/19.............................. $1,825 $ 1,896,887
                                                           -----------
TOTAL NEVADA.......................................          7,354,361
                                                           -----------

NEW HAMPSHIRE -- (0.9%)
City of Dover (GO)
     3.000%, 06/15/19..............................    600     607,938
City of Nashua (GO)
     4.000%, 07/15/19..............................  5,350   5,491,882
     4.000%, 07/15/20..............................  2,720   2,843,787
New Hampshire State (GO) Series A
     5.000%, 03/01/23..............................  5,910   6,655,606
                                                           -----------
TOTAL NEW HAMPSHIRE................................         15,599,213
                                                           -----------

NEW JERSEY -- (1.5%)
City of Hoboken (GO)
     3.000%, 02/01/26..............................  2,945   2,995,978
     3.000%, 02/01/27..............................  3,035   3,069,933
     3.000%, 02/01/28..............................  4,560   4,579,061
Essex County (GO) Series A
     5.000%, 08/01/20..............................  1,000   1,067,620
Livingston Township (GO)
     3.000%, 01/15/21..............................    350     357,763
Montville Township (GO)
     3.000%, 10/01/25..............................    505     522,332
Morris County (GO)
     4.000%, 10/15/20..............................  2,390   2,505,007
New Jersey Educational Facilities Authority (RB)
 Series B
     5.000%, 07/01/19..............................  2,330   2,417,095
Princeton Regional School District (GO) (ST AID
 WITHHLDG)
     1.750%, 02/01/22..............................  1,095   1,072,202
South Orange & Maplewood School District (GO)
 (SCH BD RES FD)
     3.000%, 03/01/22..............................    350     357,119
Township of Parsippany-Troy Hills (GO)
     2.000%, 09/15/22..............................  4,100   4,012,465
Union County (GO) Series B
     3.000%, 03/01/22..............................  2,315   2,386,950
Union County (GO) Series B (ETM)
     3.000%, 03/01/22..............................     45      46,264
                                                           -----------
TOTAL NEW JERSEY...................................         25,389,789
                                                           -----------

NEW MEXICO -- (1.1%)
City of Albuquerque (GO) Series A
     5.000%, 07/01/24..............................  1,300   1,492,543
Farmington Municipal School District No. 5 (GO)
 (ST AID WITHHLDG)
     4.000%, 09/01/20..............................    945     988,905

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
NEW MEXICO -- (Continued)
Las Cruces School District No. 2 (GO) Series A
 (ST AID WITHHLDG)
     4.000%, 08/01/19.............................. $ 1,000 $ 1,026,110
     4.000%, 08/01/20..............................     125     130,632
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
     5.000%, 07/01/19..............................   2,000   2,071,920
     5.000%, 07/01/27..............................   2,000   2,380,100
New Mexico State Severance Tax Permanent Fund
 (RB) Series B
     4.000%, 07/01/20..............................   4,100   4,278,924
Santa Fe County (GO)
     5.000%, 07/01/22..............................   1,000   1,111,640
Santa Fe Public School District (GO) (ST AID
 WITHHLDG)
     5.000%, 08/01/20..............................   3,270   3,488,894
     5.000%, 08/01/24..............................   2,000   2,289,940
                                                            -----------
TOTAL NEW MEXICO...................................          19,259,608
                                                            -----------

NEW YORK -- (4.8%)
Brewster Central School District (GO) (ST AID
 WITHHLDG)
     2.000%, 10/01/19..............................   1,000   1,002,910
City of New York (GO) Series A
     5.000%, 08/01/24..............................     860     984,674
     5.000%, 08/01/26..............................   5,000   5,873,250
City of New York (GO) Series B
     5.000%, 08/01/19..............................     600     623,634
     5.000%, 08/01/21..............................     450     490,595
     5.000%, 08/01/22..............................     600     666,972
City of New York (GO) Series C
     5.000%, 08/01/20..............................   5,625   5,998,950
City of New York (GO) Series D
     5.000%, 08/01/22..............................   1,055   1,172,759
City of New York (GO) Series E
     5.000%, 08/01/21..............................   3,975   4,333,585
     5.000%, 08/01/23..............................   6,000   6,780,420
City of New York (GO) Series G
     5.000%, 08/01/19..............................   3,500   3,637,865
New York State Dormitory Authority (RB) Series A
     3.000%, 07/01/20..............................   1,615   1,652,468
     5.000%, 03/15/23..............................     200     225,424
New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/22..............................  10,200  11,247,336
     5.000%, 02/15/24..............................   4,900   5,578,601
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/19..............................     825     847,943
New York State Dormitory Authority (RB) Series D
     5.000%, 02/15/24..............................   9,950  11,327,975

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series E
     5.000%, 03/15/21.............................. $2,000 $ 2,164,720
New York State Urban Development Corp. (RB)
 Series A
     5.000%, 03/15/19..............................  1,630   1,675,330
     5.000%, 03/15/25..............................  3,440   3,977,294
New York State Urban Development Corp. (RB)
 Series C
     5.000%, 12/15/18..............................  4,225   4,311,275
Penfield Central School District (GO) (ASSURED
 GTY) (ST AID WITHHLDG)
     3.750%, 06/15/19..............................    150     153,276
Sachem Central School District (GO) (ST AID
 WITHHLDG)
     5.000%, 10/15/19..............................  1,300   1,359,566
Town of Cheektowaga (GO)
     5.000%, 07/15/23..............................    300     339,810
Town of Huntington (GO)
     2.000%, 12/01/23..............................    100      98,695
Triborough Bridge & Tunnel Authority (RB)
     4.000%, 11/15/27..............................  1,250   1,398,075
Triborough Bridge & Tunnel Authority (RB) Series
 B
     5.000%, 11/15/20..............................  4,000   4,300,440
                                                           -----------
TOTAL NEW YORK.....................................         82,223,842
                                                           -----------

NORTH CAROLINA -- (5.1%)
City of Charlotte (GO) Series A
     5.000%, 07/01/18..............................  4,380   4,403,477
City of Charlotte Water & Sewer System Revenue
 (RB)
     5.000%, 07/01/19..............................  2,000   2,072,640
City of Raleigh (GO) Series A
     5.000%, 09/01/22..............................  2,685   3,003,280
Forsyth County (GO)
     4.000%, 12/01/21..............................  3,500   3,729,425
Guilford County (GO) Series A
     5.000%, 02/01/22..............................  1,800   1,989,846
Guilford County (GO) Series B
     5.000%, 05/01/24..............................  5,000   5,752,250
Johnston County (GO)
     4.000%, 02/01/20..............................  3,735   3,872,336
Johnston County (GO) Series A
     5.000%, 02/01/21..............................  2,995   3,233,911
Moore County (GO)
     5.000%, 06/01/22..............................  2,740   3,036,687
New Hanover County (GO)
     4.000%, 08/01/19..............................  2,280   2,342,677
     5.000%, 02/01/23..............................    250     281,623

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NORTH CAROLINA -- (Continued)
North Carolina Eastern Municipal Power Agency (RB)
 Series B (NATL-IBC) (ETM)
            6.000%, 01/01/22............................. $9,700 $10,950,136
North Carolina State (GO) Series B
            5.000%, 06/01/25.............................  8,000   9,369,600
North Carolina State (GO) Series C
            5.000%, 05/01/20.............................  3,270   3,470,386
            5.000%, 05/01/21.............................  4,625   5,029,502
North Carolina State (GO) Series D
            4.000%, 06/01/21.............................  5,000   5,300,350
            4.000%, 06/01/23.............................  8,700   9,448,722
North Carolina State (GO) Series E
            5.000%, 05/01/19.............................  5,000   5,160,450
Wake County (GO)
            5.000%, 09/01/21.............................  1,450   1,588,953
Wake County (GO) Series C
            5.000%, 03/01/24.............................  3,000   3,443,040
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         87,479,291
                                                                 -----------

OHIO -- (5.3%)
City of Cincinnati (GO) Series A
            4.000%, 12/01/21.............................  2,645   2,810,841
City of Cincinnati (GO) Series C
            5.000%, 12/01/19.............................  2,955   3,099,293
City of Columbus (GO) Series 1
            5.000%, 07/01/22.............................  4,100   4,569,860
City of Columbus (GO) Series A
            2.000%, 08/15/20.............................  3,285   3,289,336
            3.000%, 07/01/21.............................    470     483,165
            3.000%, 07/01/22.............................    700     721,308
            2.000%, 08/15/22.............................  6,160   6,063,165
            4.000%, 07/01/23.............................  4,995   5,411,183
            4.000%, 04/01/27.............................  8,800   9,759,640
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21.............................    200     219,612
Ohio Higher Educational Facility Commission (RB)
(currency)  5.250%, 07/01/44 (Pre-refunded @ $100,
            7/1/20)......................................  1,875   2,002,125
Ohio State (GO)
            5.000%, 09/01/19.............................  6,000   6,252,780
Ohio State (GO) Series A
            5.000%, 09/01/19.............................    550     573,172
            5.000%, 05/01/20.............................  1,555   1,646,838
            3.000%, 02/01/22.............................    500     514,665
            5.000%, 08/01/22.............................  4,005   4,453,760
            5.000%, 08/01/22.............................  3,000   3,336,150
            5.000%, 09/15/22.............................    500     557,345
            5.000%, 09/15/22.............................    250     278,673
            5.000%, 09/01/25.............................  5,550   6,482,011
Ohio State (GO) Series B
            5.000%, 08/01/19.............................    200     207,928

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
OHIO -- (Continued)
     5.000%, 09/15/19.............................. $2,065 $ 2,154,518
     5.000%, 08/01/20..............................  3,020   3,218,716
     5.000%, 06/15/21..............................  1,500   1,631,130
     5.000%, 06/15/22..............................  4,000   4,438,680
Ohio State (GO) Series C
     5.000%, 09/15/21..............................  1,000   1,093,150
     5.000%, 09/15/21..............................  4,500   4,919,175
     5.000%, 08/01/27..............................  6,880   8,235,429
Upper Arlington City School District (GO) Series
 A
     5.000%, 12/01/27..............................  3,190   3,856,582
                                                           -----------
TOTAL OHIO.........................................         92,280,230
                                                           -----------

OKLAHOMA -- (0.1%)
City of Oklahoma City (GO)
     5.000%, 03/01/19..............................  1,310   1,344,807
                                                           -----------

OREGON -- (1.7%)
City of Portland (GO) Series B
     4.000%, 06/01/20..............................    935     975,439
City of Portland Sewer System Revenue (RB)
 Series A
     5.000%, 06/15/26..............................  1,550   1,824,397
City of Portland Water System Revenue (RB)
 Series A
     5.000%, 04/01/21..............................  8,000   8,680,640
Clackamas County School District No. 46 Oregon
 Trail (GO) (SCH BD GTY)
     5.000%, 06/15/22..............................  1,215   1,350,788
Deschutes County Administrative School District
 No. 1 Bend-La Pine (GO) (SCH BD GTY)
     5.000%, 06/15/27..............................  4,680   5,594,940
Lane County School District No. 4J Eugene (GO)
 Series A (SCH BD GTY)
     5.000%, 06/15/23..............................  3,355   3,788,298
Oregon State (GO) Series A
     5.000%, 05/01/21..............................    200     217,248
Oregon State (GO) Series G
     5.000%, 12/01/24..............................  2,290   2,648,889
Oregon State Department of Transportation (RB)
 Series B
     5.000%, 11/15/26..............................  3,500   4,168,815
Portland Community College District (GO)
     5.000%, 06/15/18..............................    760     762,994
                                                           -----------
TOTAL OREGON.......................................         30,012,448
                                                           -----------

PENNSYLVANIA -- (1.3%)
Commonwealth of Pennsylvania (GO)
     5.000%, 07/01/18..............................  1,500   1,507,845

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22............................. $11,260 $12,329,587
Monroe County (GO)
    4.000%, 12/15/18.............................     400     405,540
Montgomery County (GO)
    5.000%, 05/01/23.............................   5,255   5,926,484
Pennsylvania Economic Development Financing
 Authority (RB) Series A
    5.000%, 07/01/19.............................   1,300   1,346,592
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20.............................   1,100   1,148,015
                                                          -----------
TOTAL PENNSYLVANIA...............................          22,664,063
                                                          -----------

RHODE ISLAND -- (1.5%)
Rhode Island State (GO) Series A
    5.000%, 08/01/19.............................   8,000   8,315,120
    5.000%, 08/01/22.............................   1,605   1,782,096
Rhode Island State (GO) Series C
    5.000%, 08/01/19.............................   9,185   9,546,797
    5.000%, 08/01/20.............................   4,870   5,188,254
Rhode Island State (GO) Series D
    5.000%, 08/01/22.............................     685     760,583
                                                          -----------
TOTAL RHODE ISLAND...............................          25,592,850
                                                          -----------

SOUTH CAROLINA -- (3.0%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22.............................   3,485   3,850,960
Berkeley County School District (GO) Series B
 (SCSDE)
    5.000%, 03/01/22.............................   4,120   4,549,428
Charleston County (GO) Series A
    5.000%, 11/01/22.............................   4,780   5,356,659
Charleston County School District (GO) Series A
 (SCSDE)
    5.000%, 02/01/21.............................   2,020   2,180,024
City of Charleston SC Waterworks & Sewer System
 Revenue (RB)
    5.000%, 01/01/20.............................   1,805   1,897,398
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.............................     385     418,972
Clemson University (RB)
    3.000%, 05/01/21.............................     350     358,897
Dorchester County School District No. 2 (GO)
 Series B (SCSDE)
    5.000%, 03/01/25.............................   1,430   1,657,041
Florence School District One (GO) (SCSDE)
    5.000%, 03/01/20.............................   3,335   3,521,293
    5.000%, 03/01/21.............................   3,170   3,426,707

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
SOUTH CAROLINA -- (Continued)
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
    5.000%, 03/01/19............................. $  945 $   970,430
Richland County School District No. 1 (GO)
 Series A (SCSDE)
    5.000%, 03/01/20.............................  5,480   5,786,113
Richland County School District No. 2 (GO)
 Series A (SCSDE)
    5.000%, 02/01/21.............................  2,085   2,250,174
South Carolina State (GO) Series A
    5.000%, 06/01/19.............................  2,500   2,584,375
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................  5,500   6,266,810
York County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.............................  1,900   2,010,903
York County School District No. 1 (GO) (SCSDE)
    5.000%, 03/01/21.............................  3,790   4,094,754
                                                         -----------
TOTAL SOUTH CAROLINA.............................         51,180,938
                                                         -----------

TENNESSEE -- (3.1%)
City of Clarksville Water Sewer & Gas Revenue
 (RB)
    5.000%, 02/01/20.............................  3,150   3,317,485
City of Johnson City (GO)
    3.000%, 06/01/19.............................    875     886,559
City of Maryville (GO) Series A
    5.000%, 06/01/22.............................  1,865   2,067,707
City of Memphis (GO) Series A
    5.000%, 11/01/22.............................  9,695  10,842,500
    5.000%, 04/01/25.............................  1,945   2,255,967
City of Pigeon Forge (GO)
    4.000%, 06/01/21.............................    670     709,007
Hamilton County (GO) Series B
    3.000%, 03/01/22.............................  4,550   4,698,193
Knox County (GO)
    5.000%, 06/01/20.............................  2,585   2,747,674
Maury County (GO)
    5.000%, 04/01/21.............................  5,105   5,524,274
Maury County (GO) Series B
    5.000%, 04/01/19.............................  1,000   1,029,510
Metropolitan Government of Nashville & Davidson
 County (GO)
    5.000%, 07/01/22.............................  1,000   1,111,220
Metropolitan Government of Nashville & Davidson
 County (GO) Series A
    5.000%, 01/01/20.............................  1,100   1,155,748
Putnam County (GO)
    4.000%, 04/01/23.............................    975   1,051,109
Shelby County (GO) Series A
    5.000%, 04/01/20.............................  7,000   7,407,190

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
TENNESSEE -- (Continued)
Sumner County (GO)
            5.000%, 06/01/21............................. $  110 $   119,672
Tennessee State (GO) Series A
            4.000%, 09/01/18.............................  3,325   3,350,902
Tennessee State (GO) Series B
            5.000%, 08/01/20.............................  1,945   2,077,863
Town of Greeneville (GO)
            3.000%, 06/01/21.............................  1,360   1,394,258
Williamson County (GO) Series A
            4.000%, 05/01/22.............................    300     321,387
Wilson County (GO) Series B
            4.000%, 04/01/20.............................  1,040   1,081,049
                                                                 -----------
TOTAL TENNESSEE..........................................         53,149,274
                                                                 -----------

TEXAS -- (14.4%)
Aldine Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/25.............................  4,750   5,477,177
Austin Independent School District (GO) (PSF-GTD)
            5.000%, 08/01/20.............................    350     372,873
City of Arlington (GO) Series A
            3.000%, 08/15/20.............................  1,700   1,736,244
City of Austin (GO)
            5.000%, 09/01/20.............................  1,655   1,769,807
City of Dallas (GO)
            5.000%, 02/15/21.............................  9,505  10,206,754
City of Denton (GO)
            4.000%, 02/15/22.............................  2,510   2,671,318
City of El Paso (GO)
            5.000%, 08/15/19.............................  3,505   3,647,338
City of Fort Worth (GO) Series A
            5.000%, 03/01/25.............................  5,000   5,749,800
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19.............................    400     410,224
City of Houston (GO) Series A
            5.000%, 03/01/21.............................  3,100   3,339,506
            5.000%, 03/01/22.............................  5,890   6,467,456
City of Houston Combined Utility System Revenue (RB)
 (ASSURED GTY)
(currency)  5.375%, 11/15/38 (Pre-refunded @ $100,
            5/15/19).....................................  4,735   4,902,998
City of Lubbock (GO)
            5.000%, 02/15/19.............................  3,000   3,075,000
            5.000%, 02/15/23.............................  1,000   1,119,260
City of Richardson (GO)
            5.000%, 02/15/27.............................  1,715   2,030,457
City of San Antonio (GO)
            5.000%, 02/01/20.............................  1,000   1,054,060
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21.............................    720     775,836
            5.000%, 02/01/21.............................  3,000   3,232,650

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
TEXAS -- (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
 Series D
            5.000%, 02/01/19............................. $  400 $  409,748
City of Southlake (GO)
            3.000%, 02/15/23.............................  1,510  1,558,305
Clear Creek Independent School District (GO) Series A
 (PSF-GTD)
            5.000%, 02/15/25.............................  2,175  2,509,450
Cypress-Fairbanks Independent School District (GO)
 (PSF-GTD)
            5.000%, 02/15/21.............................  3,500  3,775,135
Dallas Area Rapid Transit (RB) Series B
            5.000%, 12/01/21.............................  2,545  2,793,621
Dallas Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19.............................  3,480  3,567,835
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24.............................    500    572,905
Galveston County (GO)
            5.000%, 02/01/22.............................  1,000  1,099,390
Grayson County (GO)
            5.000%, 01/01/21.............................  1,990  2,132,802
Harris County (GO) Series A
            4.000%, 10/01/18.............................    880    888,184
            5.000%, 10/01/19.............................  4,345  4,536,310
            5.000%, 10/01/19.............................  3,500  3,654,105
Harris County Metropolitan Transit Authority (RB) Series
 B (ETM)
            4.000%, 11/01/18.............................    400    404,396
Hays Consolidated Independent School District (GO)
 (PSF-GTD)
            5.000%, 08/15/23.............................  1,355  1,532,464
Hidalgo County Drain District No. 1 (GO)
            5.000%, 09/01/22.............................  1,000  1,108,040
Highland Park Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.............................  1,790  1,885,318
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41 (Pre-refunded @ $100,
            5/15/21).....................................  3,225  3,662,374
Humble Independent School District (GO) Series A
 (PSF-GTD)
            2.000%, 02/15/19.............................    100    100,193
            5.500%, 02/15/25.............................  7,000  8,307,810
Katy Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/15/20.............................  3,820  4,023,415
La Porte Independent School District (GO)
            5.000%, 02/15/21.............................  1,700  1,831,733

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
TEXAS -- (Continued)
Lake Travis Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20.............................. $ 3,480 $ 3,665,310
Mansfield Independent School District (GO)
     5.000%, 02/15/20..............................   1,000   1,054,880
Mansfield Independent School District (GO)
 Series A (PSF-GTD)
     5.000%, 02/15/22..............................     895     987,588
North Texas Municipal Water District Water
 System Revenue (RB)
     5.000%, 09/01/24..............................   5,715   6,539,332
Northside Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/23..............................   4,535   5,078,021
     5.000%, 08/15/25..............................   1,880   2,185,782
Northside Independent School District (GO)
 Series A (PSF-GTD)
     4.000%, 08/15/24..............................   5,215   5,670,426
Northwest Independent School District (GO)
 Series A (PSF-GTD)
     5.000%, 02/15/24..............................   1,695   1,927,774
Permanent University Fund (RB)
     5.000%, 07/01/23..............................   3,500   3,966,655
Permanent University Fund - University of Texas
 System (RB) Series B
     5.000%, 07/01/26..............................   5,500   6,496,160
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/24..............................  11,000  12,504,250
San Antonio Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................   4,100   4,318,325
Spring Independent School District (GO) (BAM)
     5.000%, 08/15/24..............................   4,985   5,683,797
Spring Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/19..............................   5,000   5,201,100
Tarrant Regional Water District (RB)
     6.000%, 09/01/24..............................   3,450   4,164,012
Texas A&M University (RB) Series B
     5.000%, 05/15/21..............................   4,000   4,349,280
Texas State (GO)
     5.000%, 04/01/19..............................   4,500   4,631,535
     5.000%, 04/01/23..............................  10,000  11,257,500
     5.000%, 10/01/23..............................  15,345  17,425,629
     5.000%, 04/01/25..............................   1,000   1,160,560
Texas State (GO) Series A
     5.000%, 10/01/19..............................   1,900   1,983,657

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
TEXAS -- (Continued)
Texas Transportation Commission State Highway
 Fund (RB)
    5.250%, 04/01/26............................. $   300 $    358,185
    5.000%, 10/01/26.............................   4,340    5,136,911
Texas Transportation Commission State Highway
 Fund (RB) Series A
    5.000%, 04/01/19.............................   5,000    5,148,900
    5.000%, 04/01/20.............................   7,900    8,351,880
Trinity River Authority Central Regional
 Wastewater System Revenue (RB)
    5.000%, 08/01/27.............................   3,150    3,756,312
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25.............................   2,500    2,928,400
    5.000%, 08/15/26.............................   1,500    1,781,505
Via Metropolitan Transit (RB)
    5.000%, 07/15/20.............................   2,495    2,656,551
                                                          ------------
TOTAL TEXAS......................................          248,762,508
                                                          ------------

UTAH -- (1.0%)
North Davis County Sewer District (RB)
    3.000%, 03/01/21.............................   2,135    2,189,272
Utah State (GO)
    5.000%, 07/01/22.............................  11,285   12,578,261
Utah State (GO) Series C
    5.000%, 07/01/19.............................   1,100    1,140,854
Washington County School District Board of
 Education (GO) (SCH BD GTY)
    5.000%, 03/01/20.............................   2,135    2,251,485
                                                          ------------
TOTAL UTAH.......................................           18,159,872
                                                          ------------

VERMONT -- (0.2%)
Vermont State (GO) Series B
    5.000%, 08/15/23.............................   1,270    1,445,133
Vermont State (GO) Series C
    4.000%, 08/15/23.............................     225      244,865
Vermont State (GO) Series F
    5.000%, 08/15/20.............................   1,100    1,177,440
                                                          ------------
TOTAL VERMONT....................................            2,867,438
                                                          ------------

VIRGINIA -- (3.3%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.............................   3,000    3,285,450
    5.000%, 09/01/22.............................   2,050    2,291,203
City of Lynchburg (GO)
    5.000%, 02/01/20.............................   1,390    1,464,407
City of Newport News (GO) Series A
    2.000%, 07/15/18.............................     515      515,324

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
VIRGINIA -- (Continued)
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19............................. $2,505 $ 2,615,646
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................  1,370   1,481,340
City of Richmond (GO) Series B
    5.000%, 07/15/25.............................  5,350   6,230,236
City of Richmond (GO) Series B (ST AID WITHHLDG)
    5.000%, 07/15/26.............................  3,635   4,284,393
City of Roanoke (GO) (ST AID WITHHLDG)
    4.000%, 04/01/20.............................  1,000   1,039,850
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.............................  2,500   2,711,400
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  2,500   2,611,150
    5.000%, 10/01/19.............................  3,880   4,052,505
Fairfax County (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  6,925   7,232,885
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22.............................  4,000   4,489,120
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.............................    250     268,970
Spotsylvania County Water & Sewer System Revenue
 (RB)
    5.000%, 06/01/19.............................  2,885   2,983,003
University of Virginia (RB) Series B
    5.000%, 08/01/21.............................  6,250   6,832,375
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................  2,000   2,061,420
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................    745     800,689
                                                         -----------
TOTAL VIRGINIA...................................         57,251,366
                                                         -----------

WASHINGTON -- (6.9%)
Benton County School District No. 400 Richland
 (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  4,705   5,262,919
City of Seattle (GO)
    5.000%, 12/01/19.............................  1,500   1,574,205
    5.000%, 12/01/20.............................  2,745   2,956,090
City of Seattle Drainage & Wastewater Revenue
 (RB)
    5.000%, 09/01/20.............................  3,665   3,920,121
    5.000%, 07/01/27.............................  8,400  10,019,016

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
City of Seattle Municipal Light & Power Revenue
 (RB)
    5.000%, 09/01/20............................. $  350 $  374,196
City of Seattle Municipal Light & Power Revenue
 (RB) Series A
    5.000%, 06/01/19.............................  1,525  1,576,972
    5.000%, 06/01/22.............................    310    344,078
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.............................  6,000  6,695,400
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................  1,000  1,064,480
    4.000%, 12/01/22.............................  2,630  2,825,646
County of Kitsap WA (GO)
    5.000%, 06/01/21.............................    200    217,274
King County (GO)
    5.000%, 01/01/21.............................    425    457,674
King County (GO) Series A
    5.000%, 07/01/19.............................  1,110  1,151,225
    5.000%, 07/01/20.............................  2,650  2,824,449
King County (GO) Series E
    5.000%, 12/01/19.............................  1,300  1,364,311
    5.000%, 12/01/25.............................    955  1,121,800
King County School District No. 403 Renton (GO)
 (SCH BD GTY)
    5.000%, 12/01/19.............................  1,150  1,205,971
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  1,500  1,528,185
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
    5.000%, 12/01/23.............................  3,500  3,992,205
King County School District No. 412 (GO) (SCH BD
 GTY)
    4.000%, 12/01/21.............................  1,000  1,065,190
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22.............................  1,000  1,111,640
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,880  3,097,699
Skagit County School District No. 103 (GO) (SCH
 BD GTY)
    5.000%, 12/01/19.............................  1,925  2,017,766
    5.000%, 12/01/20.............................  2,245  2,415,889
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/19.............................  1,655  1,736,873
Snohomish County School District No. 15 Edmonds
 (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,555  2,748,132

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
Snohomish County School District No. 201
 Snohomish (GO) (SCH BD GTY)
    5.000%, 12/01/25............................. $4,000 $4,674,560
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  2,000  2,037,480
Spokane County (GO)
    5.000%, 12/01/22.............................  1,025  1,146,545
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.............................    150    164,654
Thurston County School District No. 111 (GO)
 (SCH BD GTY)
    5.000%, 12/01/21.............................    425    467,292
University of Washington (RB) Series A
    5.000%, 07/01/22.............................  6,505  7,236,682
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................    500    504,060
Washington State (GO) Series 2013A
    5.000%, 08/01/21.............................    225    245,669
Washington State (GO) Series A
    5.000%, 08/01/23.............................    750    850,725
Washington State (GO) Series B
    5.000%, 07/01/25.............................  1,500  1,747,725
Washington State (GO) Series D
    5.000%, 02/01/19.............................    900    921,528
Washington State (GO) Series E
    5.000%, 02/01/19.............................  2,000  2,047,840
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................  1,610  1,705,666
Washington State (GO) Series R-2012D
    5.000%, 07/01/20.............................  5,000  5,323,650
Washington State (GO) Series R-2013A
    5.000%, 07/01/21.............................  7,000  7,629,300
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................  1,000  1,005,380
    5.000%, 07/01/22.............................  3,720  4,138,426
Washington State (GO) Series R-2015C
    5.000%, 07/01/20.............................  2,000  2,129,460
Washington State (GO) Series R-2015E
    5.000%, 07/01/21.............................  5,000  5,449,500
Washington State (GO) Series R-C
    5.000%, 07/01/19.............................  1,750  1,813,752

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
WASHINGTON -- (Continued)
Washington State (GO) Series R-D
     5.000%, 07/01/23.............................. $3,800 $  4,302,702
                                                           ------------
TOTAL WASHINGTON...................................         120,212,002
                                                           ------------

WEST VIRGINIA -- (0.6%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
     4.000%, 05/01/20..............................    130      135,118
West Virginia State (GO) Series A
     5.000%, 06/01/19..............................  9,525    9,850,660
                                                           ------------
TOTAL WEST VIRGINIA................................           9,985,778
                                                           ------------

WISCONSIN -- (1.3%)
City of Milwaukee (GO) Series N1
     5.000%, 02/01/19..............................  6,220    6,364,553
City of Oshkosh (GO) Series B
     3.000%, 12/01/23..............................    445      459,805
Oregon School District (GO)
     3.000%, 03/01/21..............................    430      439,262

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
WISCONSIN -- (Continued)
Sun Prairie Area School District (GO)
    4.000%, 03/01/20............................. $  570 $      590,794
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................  2,150      2,218,348
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................  5,610      6,025,084
Wisconsin State (GO) Series 3
    5.000%, 11/01/22.............................  3,110      3,483,760
Wisconsin State (GO) Series C
    5.000%, 05/01/20.............................  3,295      3,494,908
                                                         --------------
TOTAL WISCONSIN..................................            23,076,514
                                                         --------------
TOTAL MUNICIPAL BONDS............................         1,731,200,139
                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,752,341,146)..........................         $1,731,200,139
                                                         ==============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Municipal Bonds...............   --    $1,731,200,139   --    $1,731,200,139
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,731,200,139   --    $1,731,200,139
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Acton-Agua Dulce Unified School District (GO) Series A
 (AGM)
(currency)  4.500%, 08/01/23............................. $   850 $   879,121
Alameda County Transportation Authority (RB)
            5.000%, 03/01/20.............................   4,500   4,764,735
Anaheim Union High School District (GO)
            5.000%, 08/01/19.............................     400     416,364
            5.000%, 08/01/19.............................   7,200   7,494,552
Bay Area Toll Authority (RB)
            5.000%, 04/01/19.............................     775     798,297
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34 (Pre-refunded @ $100,
            4/1/19)......................................   1,000   1,030,060
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100,
            4/1/19)......................................   8,125   8,378,419
(currency)  5.625%, 04/01/44 (Pre-refunded @ $100,
            4/1/19)......................................  14,075  14,577,618
Bay Area Toll Authority (RB) Series F-2
            4.000%, 04/01/21.............................     500     530,350
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19.............................     500     514,250
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................     295     337,285
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................     380     383,599
Beverly Hills Unified School District (GO)
            2.000%, 08/01/18.............................     750     750,893
California Educational Facilities Authority (RB) Series A
            4.000%, 11/01/19.............................     850     877,761
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38 (Pre-refunded @ $100,
            10/1/18).....................................  22,630  23,070,832
(currency)  5.000%, 08/15/39 (Pre-refunded @ $100,
            8/15/19).....................................  11,190  11,656,063

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB)
 Series A
(currency)  6.000%, 07/01/39 (Pre-refunded @ $100,
            7/1/19)...................................... $ 6,100 $ 6,393,593
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33 (Pre-refunded @ $100,
            10/1/18).....................................   9,650   9,837,982
California Municipal Finance Authority
(currency)  5.500%, 02/01/39 (Pre-refunded @ $100,
            2/1/19)......................................   7,000   7,197,540
California Municipal Finance Authority (RB)
(currency)  5.875%, 10/01/34 (Pre-refunded @ $100,
            10/1/18).....................................   8,000   8,136,960
California State (GO)
            5.000%, 08/01/18.............................   5,000   5,042,000
            5.000%, 08/01/18.............................   2,200   2,218,480
            5.000%, 08/01/18.............................   5,540   5,586,536
            5.000%, 09/01/18.............................     250     252,810
            5.000%, 09/01/18.............................   4,500   4,550,580
            5.000%, 10/01/18.............................   9,500   9,632,905
            5.000%, 10/01/18.............................   5,000   5,069,950
            5.000%, 11/01/18.............................   2,000   2,033,640
            5.000%, 02/01/19.............................  10,940  11,209,124
            5.000%, 04/01/19.............................   5,960   6,138,085
            5.500%, 04/01/19.............................  11,420  11,812,734
            5.000%, 08/01/19.............................   2,340   2,433,647
            5.000%, 08/01/19.............................   4,460   4,638,489
            5.000%, 09/01/19.............................   1,000   1,042,540
            5.000%, 10/01/19.............................   5,340   5,580,460
            5.000%, 10/01/19.............................   1,500   1,567,545
            5.000%, 10/01/19.............................   5,000   5,225,150
            2.000%, 11/01/19.............................   8,000   8,027,040
            5.000%, 11/01/19.............................   2,955   3,095,422
            5.000%, 02/01/20.............................  12,870  13,572,573
            5.000%, 04/01/20.............................   3,705   3,925,559
            5.000%, 04/01/20.............................     325     344,347
            5.000%, 08/01/20.............................   2,415   2,582,166
            5.000%, 08/01/20.............................   3,985   4,260,842
            5.000%, 09/01/20.............................     700     750,050
            5.000%, 10/01/20.............................   3,410   3,661,556
            5.000%, 10/01/20.............................   1,610   1,728,770
            5.000%, 10/01/20.............................   1,580   1,696,557
            5.000%, 10/01/20.............................  11,000  11,811,470
            5.000%, 11/01/20.............................   8,000   8,608,160

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
            5.000%, 02/01/21............................. $   650 $   703,125
            5.000%, 02/01/21.............................   1,575   1,703,725
            5.000%, 04/01/21.............................     795     863,585
            5.000%, 08/01/21.............................   8,060   8,824,330
            5.000%, 09/01/21.............................   7,845   8,604,788
            5.000%, 09/01/21.............................   1,570   1,722,054
            5.000%, 09/01/21.............................   2,645   2,901,168
            5.000%, 10/01/21.............................   5,300   5,823,905
            5.000%, 12/01/21.............................   2,000   2,205,560
            5.000%, 03/01/22.............................   1,075   1,191,229
            5.000%, 04/01/22.............................   1,800   1,997,982
            5.000%, 08/01/22.............................   2,250   2,514,712
            5.000%, 08/01/22.............................     785     877,355
            5.250%, 09/01/22.............................   5,750   6,495,832
            5.250%, 10/01/22.............................     500     565,830
California State (GO) Series A
(currency)  5.250%, 07/01/21 (Pre-refunded @ $100,
            7/1/19)......................................   4,930   5,130,750
(currency)  5.250%, 07/01/21 (Pre-refunded @ $100,
            7/1/19)......................................   2,820   2,934,830
California State (GO) Series A (ETM)
            4.600%, 07/01/19.............................   1,000   1,033,260
            5.000%, 07/01/19.............................   6,955   7,218,247
California State (GO) Series B
            5.000%, 09/01/18.............................   3,000   3,033,720
            5.000%, 09/01/20.............................   3,600   3,857,400
            5.000%, 09/01/21.............................     840     921,354
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/19.............................   2,070   2,176,398
            5.000%, 12/01/22.............................   3,355   3,790,244
California State Department of Water Resources (RB)
 Series AS (ETM)
            5.000%, 12/01/22.............................      35      39,328
California State Department of Water Resources Power
 Supply Revenue (RB) Series F-3
(currency)  5.000%, 05/01/21 (Pre-refunded @ $100,
            5/1/18)......................................   5,000   5,000,000
California State Department of Water Resources Power
 Supply Revenue (RB) Series L
            5.000%, 05/01/18.............................   2,680   2,680,000
            5.000%, 05/01/19.............................  14,710  15,201,314
            5.000%, 05/01/20.............................   2,575   2,737,508
(currency)  5.000%, 05/01/22 (Pre-refunded @ $100,
            5/1/20)......................................   2,500   2,655,750

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources Power
 Supply Revenue (RB) Series M
            5.000%, 05/01/18............................. $   500 $   500,000
            4.000%, 05/01/19.............................   1,515   1,550,678
California State Department of Water Resources Power
 Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................  12,855  14,030,333
California State Public Works Board (RB)
(currency)  6.375%, 11/01/34 (Pre-refunded @ $100,
            11/1/19).....................................   2,250   2,403,472
California State Public Works Board (RB) Series C
(currency)  6.250%, 04/01/34 (Pre-refunded @ $100,
            4/1/19)......................................   2,980   3,103,223
California State Public Works Board (RB) Series G-1
(currency)  5.750%, 10/01/30 (Pre-refunded @ $100,
            10/1/19).....................................   5,735   6,055,529
California State Public Works Board (RB) Series H (ETM)
            5.000%, 09/01/21.............................   1,050   1,153,467
California State Public Works Board (RB) Series I-1
(currency)  6.125%, 11/01/29 (Pre-refunded @ $100,
            11/1/19).....................................   5,700   6,067,821
California State University (RB) Series A
            5.000%, 11/01/18.............................     150     152,523
            5.000%, 11/01/18.............................   1,000   1,016,820
            5.000%, 11/01/18.............................     555     564,335
            5.000%, 11/01/19.............................   3,660   3,837,803
            5.000%, 11/01/19.............................   1,000   1,048,580
            5.000%, 11/01/21.............................   2,595   2,865,010
(currency)  5.250%, 11/01/34 (Pre-refunded @ $100,
            5/1/19)......................................   9,275   9,601,109
(currency)  6.000%, 11/01/40 (Pre-refunded @ $100,
            5/1/19)......................................   2,000   2,084,080
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 05/15/40 (Pre-refunded @ $100,
            5/15/18).....................................  11,435  11,452,496
(currency)  6.000%, 07/01/40 (Pre-refunded @ $100,
            1/1/19)......................................   6,135   6,307,393
(currency)  6.125%, 07/01/46 (Pre-refunded @ $100,
            1/1/19)......................................   2,570   2,644,350

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
California Statewide Communities Dev. Authority (RB) (CA
 MTG INS)
(currency)  5.750%, 08/15/38 (Pre-refunded @ $100,
            8/15/18)..................................... $ 3,000 $ 3,035,040
California Statewide Communities Dev. Authority (RB)
 (FHA INS)
(currency)  6.625%, 08/01/29 (Pre-refunded @ $100,
            8/1/19)......................................   2,225   2,355,029
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19.............................   1,160   1,180,660
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22.............................   3,050   3,295,830
Chabot-Las Positas Community College District (GO)
 Series A
            3.000%, 08/01/18.............................     500     501,710
City & County of San Francisco (GO) Series A
            4.000%, 06/15/18.............................     620     621,798
            4.750%, 06/15/19.............................     650     672,029
            5.000%, 06/15/20.............................     750     800,483
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20.............................     865     923,223
            5.000%, 06/15/21.............................     250     273,838
City of Berkeley (RN)
            3.000%, 07/19/18.............................   9,000   9,026,190
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.............................     815     843,183
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................  26,960  27,432,609
City of Los Angeles (GO) Series A
            5.000%, 09/01/20.............................   9,400  10,087,798
City of Los Angeles (GO) Series B
            5.000%, 09/01/18.............................   7,000   7,078,680
            5.000%, 09/01/21.............................   1,250   1,374,450
City of Los Angeles (RN)
            5.000%, 06/28/18.............................  18,610  18,708,819
City of Los Angeles Department of Airports (RB) (BHAC-CR)
(currency)  5.250%, 05/15/38 (Pre-refunded @ $100,
            5/15/18).....................................  28,500  28,536,480
City of Los Angeles Wastewater System Revenue (RB)
 Series A
(currency)  5.375%, 06/01/39 (Pre-refunded @ $100,
            6/1/19)......................................  17,000  17,667,760

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
City of Los Angeles Wastewater System Revenue (RB)
 Series B
            5.000%, 06/01/21............................. $ 1,400 $ 1,531,880
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22.............................     385     429,075
City of Sacramento Unified School District (GO)
            5.000%, 07/01/24.............................   1,375   1,585,471
City of San Francisco Public Utilities Commission
 Wastewater Revenue (RB) Series A
            5.000%, 10/01/18.............................     800     811,296
City of San Francisco Public Utilities Commission Water
 Revenue (RB)
            5.000%, 11/01/19.............................   5,920   6,209,370
            5.000%, 11/01/20.............................   3,825   4,126,486
            5.000%, 11/01/21.............................   1,800   1,989,234
            4.000%, 11/01/22.............................   3,000   3,258,180
            5.000%, 11/01/22.............................     500     564,435
            5.000%, 11/01/23.............................   1,835   2,111,975
City of San Francisco Public Utilities Commission Water
 Revenue (RB) Series A
(currency)  5.125%, 11/01/39 (Pre-refunded @ $100,
            11/1/19).....................................   9,000   9,448,290
City of Santa Rosa Wastewater Revenue (RB) Series A
            5.000%, 09/01/21.............................     760     834,890
City of Torrance (RN)
            2.000%, 07/05/18.............................  13,000  13,008,710
City of Tulare Sewer Revenue (RB) (AGM)
            3.000%, 11/15/19.............................     200     203,710
Colton Joint Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................   1,000   1,046,860
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18.............................     700     704,095
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18.............................     705     714,955
            5.000%, 10/01/19.............................   1,345   1,407,314
Contra Costa Water District (RB) Series U
            3.000%, 10/01/18.............................     450     452,880
            5.000%, 10/01/19.............................     350     366,216
Desert Community College District (GO)
            5.000%, 08/01/21.............................     665     729,824
Desert Sands Unified School District (GO)
            4.000%, 08/01/18.............................   1,375   1,383,113

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Dixon Unified School District (GO)
            2.000%, 08/01/18............................. $   735 $   735,875
Dublin Unified School District (GO)
            5.000%, 02/01/19.............................  11,775  12,070,906
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21.............................     210     224,303
East Side Union High School District (GO)
            2.000%, 08/01/18.............................   1,215   1,215,996
            2.000%, 08/01/20.............................   1,055   1,060,307
East Side Union High School District (GO) Series B
            3.000%, 08/01/19.............................   4,000   4,065,320
East Whittier City School District (GO) Series A
            2.000%, 08/01/18.............................   1,000   1,001,190
Eastern Municipal Water District (CP) Series H
(currency)  5.000%, 07/01/33 (Pre-refunded @ $100,
            7/1/18)......................................   3,495   3,514,153
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................     780     815,849
Fontana Unified School District (GO)
            5.000%, 08/01/18.............................   3,140   3,166,847
            5.000%, 08/01/19.............................   1,285   1,337,569
            4.000%, 08/01/20.............................   3,620   3,795,353
            4.000%, 08/01/21.............................     530     564,704
Foothill-De Anza Community College District (GO)
            4.000%, 08/01/19.............................     550     565,741
Fort Bragg Unified School District (GO) (AGM)
(currency)  5.500%, 08/01/31 (Pre-refunded @ $100,
            8/1/19)......................................     500     522,955
Fremont Unified School District/ Alameda County (GO)
            5.000%, 08/01/18.............................     750     756,263
Fremont Union High School District (GO)
            5.000%, 08/01/20.............................   1,000   1,071,280
Gilroy Unified School District (GO) (AGM)
            4.000%, 08/01/23.............................   1,900   2,074,477
Glendora Unified School District (GO)
            4.000%, 08/01/18.............................     890     895,313
Grossmont Union High School District (GO)
            4.000%, 08/01/20.............................   2,420   2,538,338

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Kern County (CP) Series A (AGC)
(currency)  5.750%, 08/01/35 (Pre-refunded @ $100,
            2/1/19)...................................... $   520 $   535,636
Lindsay Unified School District (GO) Series A (AGC)
(currency)  5.500%, 08/01/33 (Pre-refunded @ $100,
            8/1/18)......................................   1,510   1,524,118
Livermore Valley Joint Unified School District (GO)
            5.000%, 08/01/20.............................     800     855,928
Los Altos Elementary School District (GO)
            5.000%, 08/01/19.............................     975   1,014,887
            4.000%, 08/01/21.............................   1,550   1,653,509
Los Angeles Community College District (GO)
            5.000%, 08/01/21.............................   2,890   3,172,671
Los Angeles Community College District (GO) Series A
            5.000%, 08/01/20.............................  10,000  10,710,600
            5.000%, 08/01/21.............................   1,875   2,058,394
Los Angeles Community College District (GO) Series C
            5.000%, 08/01/20.............................   1,025   1,097,837
Los Angeles Community College District (GO) Series F-1
(currency)  5.000%, 08/01/33 (Pre-refunded @ $100,
            8/1/18)......................................   3,375   3,402,844
Los Angeles Community College District (GO) Series G
            5.000%, 08/01/23.............................   3,350   3,830,189
Los Angeles County Metropolitan Transportation Authority
 (RB) Series A
            5.000%, 07/01/18.............................   4,650   4,676,505
            5.000%, 07/01/19.............................   4,000   4,158,000
            5.000%, 07/01/20.............................   3,085   3,292,836
Los Angeles County Metropolitan Transportation Authority
 (RB) Series B
            5.000%, 07/01/18.............................   2,040   2,051,628
Los Angeles County Metropolitan Transportation Authority
 (RB) Series C
            5.000%, 07/01/21.............................   1,400   1,531,712
Los Angeles Department of Water (RB) Series B
            5.000%, 07/01/19.............................   1,000   1,038,560
Los Angeles Department of Water & Power (RB) Series A
            5.000%, 07/01/18.............................   2,375   2,388,371
            5.000%, 07/01/18.............................     125     125,704
            5.000%, 07/01/19.............................   4,230   4,393,616

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
     5.000%, 07/01/19.............................. $2,250 $2,337,030
     5.000%, 07/01/21..............................  2,000  2,193,980
     5.000%, 07/01/21..............................  1,750  1,919,732
Los Angeles Unified School District (GO) Series A
     5.000%, 07/01/19..............................  3,590  3,727,569
Los Angeles Unified School District (GO) Series A
     4.000%, 07/01/18..............................  1,000  1,003,870
     5.000%, 07/01/19..............................  5,530  5,741,910
     5.000%, 07/01/19..............................  4,000  4,153,280
     5.000%, 07/01/21..............................  3,500  3,837,190
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................  2,200  2,411,948
Los Angeles Unified School District (GO) Series B
     5.000%, 07/01/22..............................  1,350  1,513,296
Los Angeles Unified School District (GO) Series
 B-1
     5.000%, 07/01/19..............................  6,080  6,312,986
Los Angeles Unified School District (GO) Series C
     5.000%, 07/01/20..............................  1,895  2,026,001
     5.000%, 07/01/22..............................  5,560  6,232,538
     5.000%, 07/01/23..............................  2,000  2,285,540
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/19..............................  3,390  3,519,905
Los Rios Community College District (GO) Series C
     2.000%, 08/01/19..............................  2,265  2,275,011
Los Rios Community College District (GO) Series F
     2.000%, 08/01/19..............................  2,740  2,752,111
     2.000%, 08/01/20..............................  2,365  2,377,416
Manhattan Beach Unified School District (GO)
 Series A-MEASURE C
     3.000%, 09/01/18..............................  2,830  2,843,159
     4.000%, 09/01/19..............................  1,000  1,030,470
     5.000%, 09/01/20..............................  1,575  1,692,259
Manhattan Beach Unified School District (GO)
 Series F
     4.000%, 09/01/21..............................    500    535,060
Metropolitan Water District of Southern
 California (RB) Series C
     5.000%, 07/01/19..............................  3,000  3,116,040
Mount Diablo Unified School District (GO)
     5.000%, 02/01/19..............................    500    512,565
Municipal Improvement Corp. of Los Angeles (RB)
 Series A
     5.000%, 03/01/19..............................  9,500  9,761,250

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Napa Valley Unified School District (GO) Series B
            3.000%, 08/01/18............................. $1,000 $1,003,440
New Haven Unified School District (GO)
            2.000%, 08/01/18.............................    730    730,723
New Haven Unified School District (GO) (AGM)
            4.000%, 08/01/19.............................  1,430  1,470,927
New Haven Unified School District (GO) Series B (BAM)
            5.000%, 08/01/21.............................  3,100  3,400,111
Newhall School District (GO)
            --%, 08/01/18................................  6,995  6,965,551
Northern California Power Agency (RB) Series A
            5.000%, 07/01/19.............................  1,000  1,038,680
Oakland Unified School District/ Alameda County (GO)
            5.000%, 08/01/19.............................  1,000  1,040,910
Oceanside Community Facilities District (ST)
(currency)  6.250%, 09/01/38 (Pre-refunded @ $100,
            9/1/18)......................................  2,325  2,359,317
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24.............................  5,295  6,094,227
Padre Dam Municipal Water District (CP) Series A
(currency)  5.250%, 10/01/34 (Pre-refunded @ $100,
            10/1/19).....................................  6,100  6,394,142
Palm Springs Unified School District (GO) Series D
            2.000%, 08/01/18.............................  3,360  3,363,326
            3.000%, 08/01/20.............................  2,185  2,241,002
Palomar Community College District (GO)
            5.000%, 05/01/23.............................    715    813,241
Pasadena Unified School District (GO)
            5.000%, 05/01/20.............................    550    584,821
Peralta Community College District (GO)
            5.000%, 08/01/18.............................  1,000  1,008,420
            5.000%, 08/01/19.............................  2,220  2,311,664
Peralta Community College District (GO) Series B
            5.000%, 08/01/22.............................  1,845  2,066,049
Poway Unified School District (GO)
            3.250%, 08/01/18.............................  1,350  1,355,751
Redwood City School District (GO)
            4.000%, 08/01/19.............................  1,000  1,028,620
            4.000%, 08/01/20.............................    450    472,208

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Riverside County (RN)
            2.000%, 06/29/18............................. $12,700 $12,708,128
Rowland Unified School District (GO) Series B
            5.000%, 08/01/18.............................     525     529,489
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/21.............................     750     824,205
San Diego County Water Authority Financing Corp. (CP)
 Series 2008 A-COPS (AGM)
(currency)  5.000%, 05/01/28 (Pre-refunded @ $100,
            5/1/18)......................................   5,810   5,810,000
(currency)  5.000%, 05/01/38 (Pre-refunded @ $100,
            5/1/18)......................................   1,500   1,500,000
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20.............................   1,385   1,473,820
            5.000%, 05/01/21.............................     550     600,457
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB)
            5.000%, 05/15/22.............................   4,425   4,951,840
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            5.000%, 05/15/18.............................     350     350,431
(currency)  5.000%, 05/15/22 (Pre-refunded @ $100,
            5/15/19).....................................   1,695   1,751,664
(currency)  5.250%, 05/15/24 (Pre-refunded @ $100,
            5/15/20).....................................   1,235   1,318,264
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100,
            5/15/19).....................................   3,500   3,627,785
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
            5.000%, 05/15/18.............................   3,650   3,654,489
(currency)  5.000%, 05/15/20 (Pre-refunded @ $100,
            5/15/19).....................................   2,400   2,481,480
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A (ETM)
            5.000%, 08/01/18.............................   1,260   1,270,395
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series B
(currency)  5.000%, 08/01/20 (Pre-refunded @ $100,
            8/1/19)......................................   1,045   1,086,560

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
San Diego Unified School District (GO) Series H-2
     5.000%, 07/01/19.............................. $10,170 $10,559,714
San Diego Unified School District (GO) Series R-3
     5.000%, 07/01/23..............................   2,000   2,285,540
San Diego Unified School District (RAN) Series A
     3.000%, 06/29/18..............................  15,730  15,764,134
San Francisco Bay Area Rapid Transit District
 (GO) Series C
     4.000%, 08/01/19..............................     300     308,736
San Francisco Bay Area Rapid Transit District
 (RB)
     4.000%, 07/01/18..............................   1,000   1,003,770
San Francisco Community College District (GO)
     5.000%, 06/15/18..............................   6,000   6,024,420
     5.000%, 06/15/19..............................   1,625   1,685,661
     5.000%, 06/15/20..............................   2,700   2,881,737
     5.000%, 06/15/22..............................   2,000   2,234,400
San Francisco Community College District (GO)
 Series C
     4.000%, 06/15/18..............................     485     486,397
San Francisco County Transportation Authority
 (RB)
     3.000%, 02/01/20..............................   5,000   5,109,600
San Francisco Unified School District (GO)
     5.000%, 06/15/18..............................   5,285   5,306,299
     5.000%, 06/15/21..............................   2,200   2,407,680
San Francisco Unified School District (GO)
 Series A
     2.000%, 06/15/18..............................   6,140   6,142,886
San Francisco Unified School District (GO)
 Series E
     5.000%, 06/15/18..............................   1,500   1,506,045
San Francisco Unified School District (GO)
 Series F&C
     2.000%, 06/15/22..............................   1,750   1,750,665
San Jose Evergreen Community College District
 (GO)
     5.000%, 09/01/21..............................     250     275,148
San Jose Unified School District (GO) Series E
     5.000%, 08/01/18..............................     400     403,420
San Juan Unified School District (GO)
     2.000%, 08/01/19..............................  14,330  14,388,036
     3.000%, 08/01/22..............................   1,200   1,247,616
San Leandro Unified School District (GO) Series B
     4.000%, 08/01/21..............................     265     281,663
San Luis Coastal Unified School District (GO)
 Series B
     4.000%, 08/01/18..............................   2,615   2,630,951

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
San Mateo County Community College District (GO)
            4.000%, 09/01/18............................. $   775 $   781,192
            4.000%, 09/01/21.............................   1,310   1,399,224
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21.............................   4,225   4,503,005
Santa Clara County (GO) Series B
            5.000%, 08/01/18.............................   5,000   5,042,100
Santa Clara County Financing Authority (RB) Series A
            5.000%, 02/01/19.............................   3,610   3,702,344
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/19.............................     315     328,006
Sequoia Union High School District (RAN)
            3.000%, 06/29/18.............................   7,785   7,803,295
Sonoma County (RB) Series A
            5.000%, 09/01/19.............................   6,035   6,293,358
Sonoma Valley Unified School District (GO)
            2.000%, 08/01/18.............................   1,200   1,201,428
            3.000%, 08/01/19.............................     600     609,798
South Bay Union School District/ San Diego County (GO)
 Series A (AGC)
(currency)  6.000%, 08/01/23 (Pre-refunded @ $100,
            8/1/19)......................................     700     736,876
South San Francisco Unified School District (GO) Series
 G (ETM)
            3.500%, 07/01/18.............................  27,075  27,157,308
Southern California Public Power Authority (RB)
            5.000%, 07/01/20.............................   1,175   1,255,452
Southwestern Community College District (GO)
            5.000%, 08/01/19.............................   2,230   2,321,229
State Helena Unified School District (GO)
            4.000%, 08/01/18.............................     750     754,575
Tustin Unified School District (GO) Series B
(currency)  6.000%, 08/01/36 (Pre-refunded @ $100,
            8/1/20)......................................   1,500   1,689,690
Union Elementary School District (GO) Series A
            3.000%, 09/01/18.............................   1,130   1,135,514
University of California (RB) Series O
(currency)  5.750%, 05/15/25 (Pre-refunded @ $100,
            5/15/19).....................................   2,000   2,082,200

                                                           FACE
                                                          AMOUNT      VALUE+
                                                          ------      ------
                                                          (000)
CALIFORNIA -- (Continued)
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100,
            5/15/19)..................................... $ 1,615 $    1,673,108
Upland Unified School District (GO) Series A (AGM)
(currency)  5.000%, 08/01/26 (Pre-refunded @ $100,
            8/1/18)......................................   1,450      1,461,962
Ventura County
            4.000%, 07/02/18.............................  12,000     12,047,880
Victor Valley Community College District (GO) Series C
(currency)  5.750%, 08/01/44 (Pre-refunded @ $100,
            8/1/19)......................................   3,150      3,306,271
Walnut Valley Unified School District (GO) Series A
            5.000%, 08/01/19.............................   3,050      3,174,775
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/18.............................   1,415      1,427,098
            5.000%, 08/01/20.............................     820        877,515
            5.000%, 08/01/21.............................   2,350      2,576,728
West Contra Costa Unified School District (GO) Series A
            4.000%, 08/01/18.............................   2,135      2,147,596
West Contra Costa Unified School District (GO) Series B
            6.000%, 08/01/21.............................   1,000      1,127,810
Westlands Water District (RB) Series A (AGM)
            4.000%, 09/01/20.............................   1,045      1,095,024
Whittier Union High School District (GO) Series C
            2.000%, 08/01/18.............................   1,480      1,481,761
Yolo County Washington Unified School District (GO)
            4.000%, 08/01/20.............................   1,000      1,045,060
                                                                  --------------
TOTAL MUNICIPAL BONDS....................................          1,073,527,871
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,078,188,432)..................................          $1,073,527,871
                                                                  ==============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------
                            LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                            ------- -------------- ------- --------------
       Municipal Bonds.....   --    $1,073,527,871   --    $1,073,527,871
                              --    --------------   --    --------------
       TOTAL...............   --    $1,073,527,871   --    $1,073,527,871
                              ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            4.000%, 08/01/21............................. $  240 $  255,715
Alhambra Unified School District (GO) Series A (ASSURED
 GTY)
            5.250%, 08/01/18.............................    375    378,360
Amador County Unified School District (GO)
            4.000%, 08/01/19.............................    385    395,537
Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/41 (Pre-refunded @ $100,
            10/1/21).....................................    960  1,056,566
Anaheim Union High School District (GO)
            5.000%, 08/01/19.............................    855    889,978
            5.000%, 08/01/23.............................  1,905  2,181,130
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24.............................    850    986,569
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21.............................    500    532,090
            5.000%, 08/01/22.............................  1,650  1,844,832
Arcadia Unified School District (GO)
            3.000%, 08/01/26.............................  1,035  1,085,146
Azusa Unified School District (GO)
            4.000%, 07/01/21.............................    400    425,668
            5.000%, 07/01/21.............................    825    903,152
Bay Area Toll Authority (RB) Series F-1
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100,
            4/1/19)......................................  3,450  3,557,605
Berkeley Unified School District (GO)
            5.000%, 08/01/19.............................    325    338,254
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................    600    686,004
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................    200    201,894
Beverly Hills Unified School District (GO)
            2.000%, 08/01/21.............................    145    145,726
            2.000%, 08/01/22.............................  2,805  2,809,516
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21.............................     75     76,386
Burbank Unified School District (GO)
            5.000%, 08/01/24.............................    300    349,152
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20.............................    550    558,800

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33 (Pre-refunded @ $100,
            10/1/18)..................................... $1,000 $1,019,480
California Infrastructure & Economic Dev. Bank (RB)
 (AMBAC)
(currency)  5.000%, 07/01/36 (Pre-refunded @ $100,
            1/1/28)......................................    225    274,748
California Infrastructure & Economic Dev. Bank (RB)
 (FGIC) (ETM)
            5.000%, 07/01/25.............................  2,500  2,943,400
California Municipal Finance Authority (RB)
(currency)  5.750%, 01/01/33 (Pre-refunded @ $100,
            1/1/22)......................................    750    847,163
(currency)  6.000%, 01/01/42 (Pre-refunded @ $100,
            1/1/22)......................................  3,905  4,445,179
California State (GO)
            5.000%, 09/01/19.............................  1,795  1,871,359
            3.125%, 10/01/19.............................    100    101,897
            5.000%, 10/01/19.............................  1,000  1,045,030
            5.000%, 10/01/19.............................    500    522,515
            4.000%, 11/01/19.............................    135    139,429
            5.000%, 02/01/20.............................  1,200  1,265,508
            5.250%, 02/01/20.............................    500    529,435
            5.000%, 04/01/20.............................    900    953,577
            5.000%, 08/01/20.............................  1,000  1,069,220
            5.000%, 09/01/20.............................  1,000  1,071,500
            5.000%, 10/01/20.............................  4,040  4,338,031
            5.000%, 10/01/20.............................  1,375  1,476,434
            5.000%, 11/01/20.............................    750    807,015
            4.000%, 12/01/20.............................    750    789,863
            5.000%, 12/01/20.............................  1,240  1,336,993
            5.000%, 02/01/21.............................    700    757,211
            5.000%, 04/01/21.............................    475    515,978
            5.000%, 08/01/21.............................  1,750  1,915,952
            5.000%, 08/01/21.............................  3,500  3,831,905
            5.000%, 09/01/21.............................    175    191,949
            5.000%, 09/01/21.............................    460    504,551
            5.000%, 09/01/21.............................  3,705  4,063,829
            5.000%, 10/01/21.............................    200    219,770
            5.000%, 02/01/22.............................  2,575  2,848,542
            5.000%, 04/01/22.............................    940  1,043,391
            5.000%, 08/01/22.............................  1,250  1,397,062
            4.000%, 09/01/22.............................    525    566,071
            5.000%, 09/01/22.............................    625    699,638
            5.250%, 09/01/22.............................  2,585  2,920,300
            5.000%, 10/01/22.............................  1,000  1,121,170
            5.250%, 10/01/22.............................  2,380  2,693,351
            5.000%, 12/01/22.............................  1,245  1,400,127

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
            5.000%, 02/01/23............................. $1,150 $1,296,015
            5.000%, 09/01/23.............................  1,635  1,863,148
            5.000%, 10/01/23.............................    100    114,106
            5.000%, 11/01/23.............................    875  1,000,230
            5.000%, 09/01/24.............................  1,000  1,156,280
            5.000%, 11/01/24.............................    850    985,549
            5.000%, 08/01/25.............................  1,000  1,173,420
            5.000%, 08/01/25.............................  2,250  2,640,195
            5.000%, 10/01/25.............................  1,000  1,176,350
            5.000%, 08/01/26.............................  2,850  3,384,916
            5.000%, 08/01/26.............................  1,000  1,187,690
            5.000%, 08/01/26.............................  1,400  1,662,766
            5.000%, 09/01/26.............................    305    362,517
            3.500%, 08/01/27.............................  2,220  2,396,490
            5.000%, 08/01/27.............................  6,250  7,515,500
California State (GO) Series A (ETM)
            4.400%, 07/01/18.............................    410    411,845
            5.000%, 07/01/19.............................  1,400  1,452,990
California State (GO) Series B
            5.000%, 09/01/21.............................  1,060  1,162,661
            5.000%, 09/01/21.............................  1,700  1,864,645
            5.000%, 09/01/23.............................  2,285  2,603,849
California State Department of Water Resources (RB)
 Series AM
            5.000%, 12/01/22.............................  4,105  4,637,542
California State Department of Water Resources (RB)
 Series AR
            5.000%, 12/01/22.............................  3,210  3,626,433
            5.000%, 12/01/23.............................    900  1,038,285
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/19.............................    530    557,242
            5.000%, 12/01/22.............................  1,485  1,677,649
            5.000%, 12/01/24.............................  1,000  1,171,320
California State Department of Water Resources (RB)
 Series AS (ETM)
            5.000%, 12/01/19.............................     15     15,744
            5.000%, 12/01/22.............................     15     16,855
California State Department of Water Resources Power
 Supply Revenue (RB) Series L
            5.000%, 05/01/19.............................    925    955,895
            5.000%, 05/01/20.............................  3,380  3,593,312
(currency)  5.000%, 05/01/22 (Pre-refunded @ $100,
            5/1/20)......................................    610    648,003
California State Department of Water Resources Power
 Supply Revenue (RB) Series M
            4.000%, 05/01/19.............................    455    465,715
California State Department of Water Resources Power
 Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................  3,640  3,972,805
            5.000%, 05/01/22.............................  5,190  5,795,881
California State Public Works Board (RB) (ETM)
            5.000%, 09/01/20.............................  1,000  1,071,980

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California State Public Works Board (RB) Series F (ETM)
            5.000%, 10/01/20............................. $  500 $  537,255
California State Public Works Board (RB) Series H (ETM)
            5.000%, 09/01/21.............................  1,740  1,911,460
California State University (RB) Series A
            5.000%, 11/01/18.............................  2,500  2,542,050
            5.000%, 11/01/19.............................  3,000  3,145,740
            5.000%, 11/01/19.............................    450    471,861
            5.000%, 11/01/20.............................    685    738,464
            5.000%, 11/01/25.............................  1,015  1,203,506
            5.000%, 11/01/25.............................  2,000  2,371,440
California State University (RB) Series C (AGM)
            5.000%, 11/01/22.............................    100    112,795
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 06/01/33 (Pre-refunded @ $100,
            6/1/21)......................................  1,295  1,451,047
Capistrano Unified School District School Facilities
 Improvement District No. 1 (GO)
            4.000%, 08/01/22.............................    170    183,126
Carlsbad Unified School District (GO)
            5.000%, 08/01/21.............................    230    252,420
Central Marin Sanitation Agency (RB)
            4.000%, 09/01/21.............................  1,425  1,521,586
Chabot-Las Positas Community College District (GO)
            5.000%, 08/01/22.............................    900  1,008,999
            4.000%, 08/01/23.............................  1,970  2,153,978
Chaffey Community College District (GO) Series E
            4.000%, 06/01/22.............................    335    361,261
Chico Unified School District (GO) Series A-2
            4.000%, 08/01/24.............................    250    275,205
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/21.............................    200    213,226
Chula Vista Elementary School District (GO)
            5.000%, 08/01/22.............................  1,835  2,054,851
Chula Vista Municipal Financing Authority (RB)
            5.000%, 05/01/25.............................    250    291,815
City & County of San Francisco (GO) Series A
            4.750%, 06/15/19.............................    545    563,470
            5.000%, 06/15/20.............................  1,715  1,830,437
            5.000%, 06/15/22.............................  2,200  2,463,384
City & County of San Francisco (GO) Series B
            4.000%, 06/15/20.............................    800    837,280

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
City & County of San Francisco (GO) Series C
            5.000%, 06/15/20............................. $  575 $  613,703
City & County of San Francisco (GO) Series D
            5.000%, 06/15/20.............................  2,000  2,134,620
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20.............................    500    533,655
            5.000%, 06/15/21.............................  2,315  2,535,735
City of Grover Beach (GO)
            5.000%, 09/01/23.............................    360    411,988
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.............................    250    258,645
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................    500    508,765
City of Los Angeles (GO) Series A
            4.000%, 09/01/18.............................    780    786,178
            5.000%, 09/01/20.............................    445    477,561
City of Los Angeles (GO) Series B
            5.000%, 09/01/19.............................    600    626,250
City of Oakland (GO) Series A
            5.000%, 01/15/25.............................    500    583,735
City of Pacifica
            5.000%, 01/01/24.............................    250    282,808
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22.............................  1,000  1,114,480
City of Riverside Water Revenue (RB) Series A
            5.000%, 10/01/18.............................    300    304,248
City of Sacramento Unified School District (GO)
            5.000%, 07/01/18.............................    300    301,698
            5.000%, 07/01/24.............................  1,800  2,075,526
City of San Francisco Public Utilities Commission Water
 Revenue (RB)
            5.000%, 11/01/21.............................    865    955,937
            5.000%, 11/01/22.............................  1,335  1,507,041
            5.000%, 11/01/25.............................  1,000  1,191,030
City of San Francisco Public Utilities Commission Water
 Revenue (RB) Series B
            5.000%, 11/01/19.............................    420    440,530
City of San Francisco Public Utilities Commission Water
 Revenue (RB) Series F
(currency)  5.000%, 11/01/23 (Pre-refunded @ $100,
            11/1/20).....................................  1,000  1,076,780
(currency)  5.500%, 11/01/30 (Pre-refunded @ $100,
            11/1/20).....................................  1,000  1,088,930

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Coachella Valley Unified School District (GO) (BAM)
            4.000%, 08/01/22............................. $  825 $  889,746
Colton Joint Unified School District (GO)
            5.000%, 08/01/21.............................    900    984,753
Conejo Valley Unified School District (GO)
            2.000%, 08/01/18.............................  2,350  2,352,209
            4.000%, 08/01/18.............................    115    115,673
Contra Costa CA Transportation Authority (RB) Series B
(currency)  5.000%, 03/01/23 (Pre-refunded @ $100,
            3/1/20)......................................    500    528,765
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18.............................    220    223,106
Corona-Norco Unified School District (GO) Series B
            3.000%, 08/01/23.............................    500    521,480
            5.000%, 08/01/27.............................    150    181,889
Culver City School Facilities Financing Authority (RB)
 (AGM)
            5.500%, 08/01/26.............................    855  1,056,541
Cupertino Union School District (GO) Series B
            4.000%, 08/01/21.............................    400    426,584
Davis Joint Unified School District (GO)
            5.000%, 08/01/18.............................    420    423,536
Davis Joint Unified School District Community Facilities
 District (ST) (AGM)
            3.000%, 08/15/22.............................  1,000  1,030,050
Davis Joint Unified School District Community Facilities
 District No. 2 (ST) (AGM)
            3.000%, 08/15/19.............................    500    507,585
Dublin Unified School District (GO)
            5.000%, 02/01/19.............................    425    435,680
            5.000%, 08/01/22.............................    875    980,971
            5.000%, 08/01/23.............................  1,665  1,902,779
East Bay Regional Park District (GO) Series A-1
            5.000%, 09/01/27.............................    550    670,945
East Side Union High School District (GO)
            4.000%, 08/01/21.............................    600    639,678
East Side Union High School District (GO) Series A
            3.000%, 08/01/21.............................    575    594,999
East Side Union High School District (GO) Series D
            3.000%, 08/01/19.............................    825    838,373
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/21.............................  1,285  1,364,130

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Enterprise Elementary School District (GO)
    4.000%, 09/01/19............................. $  500 $  515,190
Fallbrook Union Elementary School District (GO)
 Series A
    5.000%, 08/01/20.............................    200    214,074
Folsom Cordova Unified School District School
 Facilities Improvement Dist No. 5 (GO) Series C
    5.000%, 10/01/25.............................    100    118,628
Folsom Cordova Unified School District School
 Facilities Improvement Dist. No. 5 (GO) Series
 B (AGM)
    5.000%, 10/01/26.............................    250    300,940
Fontana Unified School District (GO)
    5.000%, 08/01/19.............................    600    624,546
    4.000%, 08/01/21.............................  1,585  1,688,786
    4.000%, 08/01/22.............................    875    944,414
Fountain Valley Public Finance Authority (RB)
 Series A
    5.000%, 07/01/24.............................    250    289,825
Fresno Unified School District (GO) Series A
 (AGM)
    4.500%, 08/01/20.............................    480    508,406
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/24.............................  2,615  2,878,644
Grossmont Healthcare District (GO) Series C
    5.000%, 07/15/23.............................    100    114,166
Grossmont Union High School District (GO)
    5.000%, 08/01/27.............................    500    608,605
Grossmont Union High School District (GO) Series
 A
    5.000%, 08/01/18.............................    200    201,680
Hacienda La Puente Unified School District (GO)
 (NATL-RE)
    5.000%, 08/01/23.............................    225    257,132
Huntington Beach Public Financing Authority (RB)
    4.000%, 09/01/18.............................    200    201,598
Jurupa Unified School District (GO) (AGM)
    4.000%, 08/01/18.............................    235    236,422
    5.000%, 08/01/20.............................    725    773,865
Kern High School District (GO) (AGM)
    5.000%, 08/01/19.............................    250    260,228
Kern High School District (GO) Series A
    3.000%, 08/01/20.............................  3,885  3,988,030
    3.000%, 08/01/26.............................    895    937,683

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Kern High School District (GO) Series E
     2.000%, 08/01/19.............................. $1,350 $1,355,467
     2.000%, 08/01/20..............................  2,435  2,446,177
     3.000%, 08/01/21..............................    465    480,875
Lakeside Union School District/San Diego County
 (GO)
     5.000%, 08/01/23..............................    695    793,141
Lancaster Financing Authority (NATL) (ETM)
     5.250%, 02/01/20..............................    540    571,120
Liberty Union High School District (GO)
     5.000%, 08/01/20..............................    380    406,915
     4.000%, 08/01/21..............................    500    533,065
Lompoc Unified School District (GO) (ASSURED GTY)
     5.250%, 08/01/20..............................    540    580,959
Long Beach Unified School District (GO)
     5.000%, 08/01/20..............................  1,500  1,606,590
     5.000%, 08/01/26..............................    200    239,684
Los Altos Elementary School District (GO)
     4.000%, 08/01/21..............................    250    266,695
     4.000%, 08/01/21..............................    470    501,387
Los Angeles Community College District (GO)
 Series A
     5.000%, 08/01/23..............................    340    388,736
     5.000%, 08/01/24..............................    250    290,325
Los Angeles Community College District (GO)
 Series C
     5.000%, 08/01/19..............................    950    988,978
     5.000%, 08/01/25..............................  1,240  1,465,903
     5.000%, 06/01/26..............................  2,500  2,991,050
Los Angeles Community College District (GO)
 Series G
     5.000%, 08/01/23..............................    650    743,171
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A (ETM)
     4.500%, 08/15/18..............................    300    302,439
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/20..............................    300    320,211
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     5.000%, 07/01/18..............................    665    668,791
     5.000%, 07/01/19..............................  1,000  1,039,500
     5.000%, 07/01/20..............................    830    885,917
     5.000%, 07/01/21..............................    520    568,922
     5.000%, 07/01/22..............................    870    974,496
     5.000%, 07/01/25..............................  1,590  1,882,385
     5.000%, 07/01/27..............................  3,165  3,855,666

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles County Metropolitan Transportation
 Authority (RB) Series B
     5.000%, 06/01/19.............................. $  370 $  383,620
     5.000%, 06/01/20..............................    500    532,520
     5.000%, 07/01/20..............................    525    560,138
Los Angeles County Metropolitan Transportation
 Authority (RB) Series C
     5.000%, 07/01/20..............................    525    560,138
Los Angeles County Public Works Financing
 Authority (RB) Series D
     5.000%, 12/01/25..............................    165    195,071
Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/20..............................    500    534,790
     5.000%, 07/01/22..............................    435    487,987
Los Angeles Department of Water & Power (RB)
 Series A
     5.000%, 07/01/19..............................  1,195  1,241,223
     5.000%, 07/01/19..............................    370    384,312
     5.000%, 07/01/20..............................    600    641,748
     5.000%, 07/01/21..............................  1,650  1,810,033
     5.000%, 07/01/21..............................  1,000  1,096,990
     5.000%, 07/01/21..............................  2,950  3,236,120
Los Angeles Department of Water & Power (RB)
 Series D
     4.000%, 07/01/19..............................  1,000  1,027,200
Los Angeles Unified School District (GO) Series A
     3.000%, 07/01/20..............................    790    811,377
     5.000%, 07/01/20..............................    150    160,370
     5.000%, 07/01/20..............................    900    962,217
     2.000%, 07/01/22..............................  1,210  1,211,912
     5.000%, 07/01/22..............................  1,115  1,249,870
     5.000%, 07/01/24..............................    220    255,596
     5.000%, 07/01/26..............................  1,050  1,257,291
Los Angeles Unified School District (GO) Series
 A-1
     5.000%, 07/01/21..............................  1,710  1,874,741
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................  1,100  1,205,974
Los Angeles Unified School District (GO) Series
 B-1
     5.000%, 07/01/27..............................    500    607,730
Los Angeles Unified School District (GO) Series C
     5.000%, 07/01/22..............................    500    560,480
     5.000%, 07/01/23..............................  3,050  3,485,448
Los Angeles Unified School District (GO) Series I
     5.000%, 07/01/19..............................    750    778,740
Los Rios Community College District (GO)
     5.000%, 08/01/19..............................  2,965  3,087,425

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Rios Community College District (GO) Series B
     5.000%, 08/01/23.............................. $  510 $  583,379
Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    450    491,783
     5.000%, 08/01/22..............................    485    540,596
Manhattan Beach Unified School District (GO)
 Series C
     3.500%, 09/01/21..............................  1,185  1,249,037
Manhattan Beach Unified School District (GO)
 Series E
     3.000%, 09/01/22..............................    560    583,582
Merced Union High School District (GO) Series A
 (ASSURED GTY)
     4.000%, 08/01/18..............................    250    251,513
Metropolitan Water District of Southern
 California (RB) Series A
     5.000%, 07/01/19..............................  1,090  1,132,161
Montebello Unified School District (GO)
     5.000%, 08/01/20..............................    415    442,402
Moreland School District (GO) Series B
     5.000%, 08/01/21..............................    500    549,070
Moreno Valley Public Financing Authority (RB)
     5.000%, 11/01/20..............................  1,470  1,579,882
Morongo Unified School District (GO)
     3.000%, 08/01/22..............................    480    497,261
Morongo Unified School District (GO) Series A
     5.000%, 08/01/24..............................    100    115,499
     5.000%, 08/01/25..............................     80     93,874
     5.000%, 08/01/26..............................    220    261,292
     5.000%, 08/01/27..............................    120    144,408
Mount Diablo Unified School District (GO)
     3.250%, 08/01/19..............................    500    509,705
Mount Diablo Unified School District (GO) Series
 G
     3.000%, 08/01/24..............................    800    835,720
New Haven Unified School District (GO) (ASSURED
 GTY)
     5.000%, 08/01/19..............................     95     98,886
New Haven Unified School District (GO) (ETM)
 (ASSURED GTY)
     5.000%, 08/01/19..............................     55     57,222
Northern Humboldt Union High School District (GO)
     4.000%, 08/01/26..............................    220    246,715
Oak Park Unified School District (GO)
     4.000%, 08/01/22..............................    445    480,302
Oakland Joint Powers Financing Authority (RB)
 Series B (ASSURED GTY)
     4.500%, 08/01/18..............................    500    503,600

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Oakland Unified School District/ Alameda County
 (GO)
    5.000%, 08/01/20............................. $1,005 $1,075,953
    5.000%, 08/01/22.............................  1,500  1,681,020
    5.000%, 08/01/24.............................    900  1,043,460
    5.000%, 08/01/26.............................    575    688,614
Oakland Unified School District/ Alameda County
 (GO) (AGM)
    5.000%, 08/01/23.............................    300    342,681
    5.000%, 08/01/24.............................  1,125  1,304,325
Oakland Unified School District/ Alameda County
 (GO) Series A
    5.000%, 08/01/21.............................    610    669,262
    4.000%, 08/01/22.............................    350    378,063
    5.000%, 08/01/22.............................  3,000  3,362,040
    4.000%, 08/01/24.............................    500    550,715
    5.000%, 08/01/25.............................    540    637,195
    5.000%, 08/01/25.............................    750    884,993
Oakland Unified School District/ Alameda County
 (GO) Series B
    5.000%, 08/01/24.............................  1,675  1,941,995
Oakland Unified School District/ Alameda County
 (GO) Series C
    5.000%, 08/01/20.............................    255    273,003
    5.000%, 08/01/26.............................    500    598,795
Oxnard Union High School District (GO)
    4.000%, 08/01/21.............................    320    340,954
    4.000%, 08/01/22.............................    500    539,665
Palm Springs Unified School District (GO)
    5.000%, 08/01/19.............................    500    520,580
Palomar Community College District (GO)
    5.000%, 05/01/21.............................    965  1,052,940
Palomar Community College District (GO) Series D
    5.000%, 08/01/23.............................    150    171,501
Palos Verdes Peninsula Unified School District
 (GO) Series B
    5.000%, 11/01/21.............................    250    276,013
Pasadena Unified School District (GO) Series B
    5.000%, 08/01/24.............................    800    928,024
Piedmont unified School District (GO)
    3.000%, 08/01/20.............................    845    867,409
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21.............................    800    882,920
Porterville Unified School District Facilities
 Improvement District (GO) Series B (AGM)
    5.000%, 08/01/18.............................    450    453,825
    5.000%, 08/01/19.............................    325    338,211
Poway Unified School District (GO)
    5.000%, 08/01/19.............................    200    208,182

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/20............................. $  500 $  539,660
Redlands Financing Authority (RB) Series A
            5.000%, 09/01/22.............................  1,290  1,449,173
Redlands Unified School District (GO)
            5.000%, 07/01/26.............................    300    358,980
            5.000%, 07/01/27.............................    500    607,270
Redwood City School District (GO)
            5.000%, 08/01/27.............................     50     60,630
            5.000%, 08/01/28.............................     85    104,360
Reed Union School District (GO)
            4.000%, 08/01/27.............................    460    522,330
Regents of the University of California Medical Center
 Pooled Revenue (RB) Series J
(currency)  5.250%, 05/15/29 (Pre-refunded @ $100,
            5/15/23).....................................    670    769,663
(currency)  5.000%, 05/15/33 (Pre-refunded @ $100,
            5/15/23).....................................    500    568,435
Riverside County Infrastructure Financing Authority (RB)
 Series A
            5.000%, 11/01/24.............................  1,100  1,267,541
Sacramento Municipal Utility District (RB) Series D
            5.000%, 08/15/22.............................    525    589,601
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23.............................    650    744,179
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22.............................    465    521,116
San Diego Community College District (GO)
            5.000%, 08/01/24.............................  1,300  1,510,509
San Diego County Water Authority Financing Corp (RB)
 Series A
(currency)  5.250%, 05/01/23 (Pre-refunded @ $100,
            11/1/19).....................................  1,395  1,467,052
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21.............................    310    338,439
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB)
            5.000%, 05/15/22.............................    700    783,342
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            4.000%, 05/15/20.............................  3,000  3,137,490
(currency)  5.250%, 05/15/24 (Pre-refunded @ $100,
            5/15/20).....................................  1,975  2,108,154

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
(currency)  5.375%, 05/15/34 (Pre-refunded @ $100,
            5/15/19)..................................... $  650 $  674,564
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
(currency)  5.500%, 05/15/23 (Pre-refunded @ $100,
            5/15/19).....................................    500    519,270
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A
(currency)  5.000%, 08/01/23 (Pre-refunded @ $100,
            8/1/20)......................................  2,690  2,874,373
San Diego Unified School District (GO) Series C-2 (AGM)
            5.500%, 07/01/21.............................    600    666,984
            5.500%, 07/01/25.............................  2,550  3,101,055
San Diego Unified School District (GO) Series D-1 (NATL)
            5.500%, 07/01/24.............................    190    226,313
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/20.............................    435    465,072
            5.000%, 07/01/21.............................  1,705  1,869,260
            5.000%, 07/01/22.............................  1,000  1,120,960
            5.000%, 07/01/23.............................    300    342,831
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26.............................    110    132,169
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23.............................    490    560,237
San Francisco Bay Area Rapid Transit District (GO)
 Series C
            4.000%, 08/01/19.............................    325    334,464
San Francisco Bay Area Rapid Transit District Sales Tax
 Revenue (RB)
            4.000%, 07/01/26.............................    375    422,494
San Francisco City & County Airport Comm-San Francisco
 International Airport (RB)
(currency)  5.000%, 05/01/21 (Pre-refunded @ $100,
            5/1/20)......................................    540    572,000
San Francisco City & County Airport Comm-San Francisco
 International Airport (RB) Series D
(currency)  5.000%, 05/01/23 (Pre-refunded @ $100,
            5/3/21)......................................    875    948,465
San Francisco Community College District (GO)
            5.000%, 06/15/20.............................  2,100  2,241,351
            5.000%, 06/15/22.............................  2,070  2,312,604
            5.000%, 06/15/23.............................  3,775  4,293,836

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
            5.000%, 06/15/24............................. $1,365 $1,576,752
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20.............................    600    640,386
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22.............................  2,000  2,074,760
San Francisco Municipal Transportation Agency (RB)
 Series A
            5.000%, 03/01/20.............................    860    910,594
San Francisco Unified School District (GO)
            5.000%, 06/15/20.............................    725    773,800
            5.000%, 06/15/21.............................    230    251,712
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22.............................  1,580  1,580,600
San Joaquin County Transportation Authority (RB) Series A
(currency)  6.000%, 03/01/36
            (Pre-refunded @ $100, 3/1/21)................    335    372,275
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21.............................  1,750  1,926,032
San Juan Unified School District (GO)
            3.000%, 08/01/22.............................  1,480  1,538,726
            5.000%, 08/01/22.............................    800    896,544
            3.000%, 08/01/24.............................    610    637,237
            3.000%, 08/01/25.............................  1,475  1,546,552
            3.000%, 08/01/26.............................  3,135  3,291,719
San Juan Water District (RB)
            5.000%, 02/01/26.............................    500    595,280
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21.............................    265    290,567
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21.............................  1,600  1,705,280
Santa Ana Unified School District (GO)
            5.000%, 08/01/25.............................    350    413,959
Santa Ana Unified School District (GO) Series A
            5.000%, 08/01/18.............................    275    277,296
Santa County Clara (GO) Series C
            5.000%, 08/01/26.............................    900  1,080,072
            5.000%, 08/01/27.............................    170    207,084
Santa Cruz City High School District (GO)
            4.000%, 08/01/22.............................    715    772,629
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/22.............................    225    252,738
            5.000%, 08/01/22.............................    400    449,312

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
            5.000%, 08/01/26............................. $  105 $  126,271
Santa Monica Public Financing Authority (RB) Series B
            4.000%, 12/01/19.............................    175    181,305
Simi Valley Unified School District (GO)
            5.000%, 08/01/23.............................    260    297,268
Sonoma Valley Unified School District (GO) Series B
            5.000%, 08/01/25.............................    500    591,090
South San Francisco Unified School District (GO) Series
 G (ETM)
            3.500%, 07/01/18.............................  3,700  3,711,248
Southern California Public Power Authority (RB)
            5.000%, 07/01/18.............................    250    251,408
            5.000%, 07/01/18.............................    150    150,845
            4.000%, 07/01/19.............................    575    590,640
Standard Elementary School District (GO) Series A
            4.000%, 08/01/24.............................    240    264,343
Stockton Unified School District (GO) (AGM)
            5.000%, 07/01/20.............................    150    159,875
Sylvan Union School District (GO) Series C
            5.000%, 08/01/26.............................    405    484,352
Tahoe Forest Hospital District (GO)
            4.000%, 08/01/20.............................    295    309,290
Tustin Unified School District (GO)
(currency)  5.250%, 08/01/31 (Pre-refunded @ $100,
            8/1/21)......................................    415    458,430
University of California (RB) Series AF
(currency)  5.000%, 05/15/26 (Pre-refunded @ $100,
            5/15/23).....................................    400    453,724
University of California (RB) Series G
(currency)  5.000%, 05/15/37 (Pre-refunded @ $100,
            5/15/22).....................................    305    339,932
Upland Unified School District (GO) Series A
            5.000%, 08/01/21.............................    500    548,405
Upper Santa Clara Valley Joint Powers Authority (RB)
 Series A (ETM)
            4.000%, 08/01/21.............................  1,125  1,196,831
Vista Unified School District (GO)
            5.000%, 08/01/19.............................    200    208,182
Walnut Creek Elementary School District Contra Costa
 County (GO)
            4.000%, 09/01/25.............................    100    111,548

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO)
     5.000%, 08/01/21.............................. $  430 $    471,486
West Contra Costa Unified School District (GO)
 (AGM)
     5.000%, 08/01/20..............................    100      107,014
West Contra Costa Unified School District (GO)
 Series A
     5.000%, 08/01/24..............................  1,095    1,268,853
West Contra Costa Unified School District (GO)
 Series A-1
     5.000%, 08/01/25..............................    520      613,215
     5.000%, 08/01/26..............................    545      651,782
     5.000%, 08/01/27..............................    575      697,768
West Contra Costa Unified School District (GO)
 Series B
     6.000%, 08/01/20..............................  1,475    1,610,788
West Covina Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    385      420,366
Western Riverside County Regional Wastewater
 Authority (RB) (ASSURED GTY)
     5.000%, 09/01/19..............................    250      260,938
Westside Union School District (GO) Series A
     3.000%, 08/01/21..............................    300      310,050
     4.000%, 08/01/23..............................    700      763,917
Whittier Union High School District (GO) Series C
     2.000%, 08/01/19..............................    645      647,612
Windsor Unified School District (GO)
     4.000%, 08/01/26..............................    105      117,416
Wright Elementary School District (GO) Series A
     3.000%, 08/01/20..............................    165      167,548
Yolo County Washington Unified School District
 (GO)
     4.000%, 08/01/19..............................    450      462,033
Yosemite Union High School District (GO) (AGM)
     4.000%, 08/01/19..............................    395      405,760
Yuba Community College District (GO) Series B
     4.000%, 08/01/21..............................    355      378,476
                                                           ------------
TOTAL MUNICIPAL BONDS..............................         394,079,303
                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $397,006,918)..............................         $394,079,303
                                                           ============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -----------------------------------------
                              LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                              ------- ------------ ------- ------------
         Municipal Bonds.....   --    $394,079,303   --    $394,079,303
                                --    ------------   --    ------------
         TOTAL...............   --    $394,079,303   --    $394,079,303
                                ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA NY MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
NEW YORK -- (100.0%)
Albany County (GO)
            5.000%, 06/01/21............................. $  370 $  403,344
Amherst Central School District (GO) (ST AID WITHHLDG)
            3.000%, 06/15/18.............................    350    350,518
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
            3.000%, 11/01/18.............................    200    201,272
            2.250%, 08/15/23.............................    290    291,148
Babylon Union Free School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20.............................    290    290,537
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.............................    100    100,291
Chappaqua Central School District (GO) (ST AID WITHHLDG)
            2.125%, 06/15/19.............................    365    366,507
City of New York (GO)
            4.000%, 08/01/18.............................    500    502,785
            5.000%, 08/01/19.............................    900    935,451
(currency)  5.450%, 04/01/31.............................
            (Pre-refunded @ $100, 4/1/19)................    965    996,951
City of New York (GO) Series A
            5.000%, 08/01/18.............................    250    252,005
            5.000%, 08/01/23.............................  1,200  1,356,084
            5.000%, 08/01/24.............................    620    709,881
            5.000%, 08/01/25.............................    220    255,609
City of New York (GO) Series B
            5.000%, 08/01/19.............................    115    119,530
            5.000%, 08/01/21.............................  1,000  1,090,210
City of New York (GO) Series B-1
            4.000%, 12/01/18.............................  2,000  2,026,200
City of New York (GO) Series C
            5.000%, 08/01/20.............................    200    213,296
City of New York (GO) Series E
            4.000%, 08/01/18.............................    200    201,114
            5.000%, 08/01/18.............................    195    196,564
            5.000%, 08/01/19.............................  1,050  1,091,359
            5.000%, 08/01/21.............................    625    681,381
City of New York (GO) Series F
            5.000%, 08/01/21.............................    300    327,063
City of New York (GO) Series F-1
            5.000%, 06/01/21.............................    300    325,911
City of New York (GO) Series G
            5.000%, 08/01/19.............................    625    649,619
City of New York (GO) Series I-Subseries 1-I
            5.000%, 03/01/22.............................    265    292,210
City of New York (GO) Series J
            5.000%, 08/01/19.............................    150    155,909

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
City of New York (GO) Series J7
            5.000%, 08/01/20............................. $  350 $  373,268
City of Rochester (BAN) Series 3
            2.500%, 08/02/18.............................    720    721,174
City of Rochester (GO) Series I
            4.000%, 10/15/21.............................    675    718,423
Corning City School District (BAN) (ST AID WITHHLDG)
            2.000%, 06/21/18.............................  2,050  2,050,635
Corning City School District (GO) (ST AID WITHHLDG)
            5.000%, 06/15/19.............................    750    776,467
County of Columbia (GO) Series A (AGM)
            2.000%, 02/01/19.............................    275    275,506
County of Onondaga (GO)
            5.000%, 05/15/19.............................    115    118,880
Duanesburg Central School District (BAN)
            2.250%, 07/20/18.............................    690    690,704
East Hampton Union Free School District (GO) (ST AID
 WITHHLDG)
            5.000%, 06/01/19.............................    850    879,427
East Islip Union Free School District (GO) (ST AID
 WITHHLDG)
            4.000%, 07/01/19.............................    240    246,161
Eastport-South Manor Central School District (GO) (ST
 AID WITHHLDG)
            4.000%, 08/01/23.............................    500    540,745
Erie County (RAN)
            2.000%, 06/30/18.............................  1,200  1,200,444
Haverstraw-Stony Point Central School District (GO) (ST
 AID WITHHLDG)
            3.000%, 08/15/22.............................    200    205,844
            3.000%, 08/15/23.............................    360    370,476
Herricks Union Free School District (GO) (ST AID
 WITHHLDG)
            4.000%, 06/15/21.............................    150    159,354
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21.............................    450    447,971
Lindenhurst Union Free School District (GO) (ST AID
 WITHHLDG)
            2.250%, 09/01/23.............................    195    194,025
Liverpool Central School District (GO) (ST AID WITHHLDG)
            4.000%, 06/15/18.............................    150    150,408
Livingston County (GO)
            4.000%, 05/01/18.............................    400    400,000
Long Island Power Authority (RB) Series A
(currency)  6.000%, 05/01/33.............................  1,000  1,040,410

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
Long Island Power Authority (RB) Series A BHAC-CR
 (BHAC-CR)
(currency)  6.000%, 05/01/33 (Pre-refunded @ $100,
            5/1/19)...................................... $  400 $  416,772
Longwood Central School District Suffolk County (GO) (ST
 AID WITHHLDG)
            2.000%, 06/15/21.............................  1,195  1,192,837
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21.............................    855    935,703
Metropolitan Transportation Authority (RB) Series A (ETM)
            5.000%, 11/15/21.............................    145    159,674
Metropolitan Transportation Authority (RB) Series B
 (NATL)
            5.250%, 11/15/18.............................  1,285  1,309,582
Middle Country Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 08/15/21.............................    500    499,835
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20.............................    500    501,030
            5.000%, 09/15/24.............................    130    150,183
Nassau County Interim Finance Authority (RB) Series A
            5.000%, 11/15/21.............................    505    556,470
New Rochelle City School District (GO) (ST AID WITHHLDG)
            4.000%, 06/01/18.............................    475    475,874
            4.000%, 06/01/20.............................    300    312,726
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB)
(currency)  5.250%, 11/01/27.............................    485    493,221
(currency)  5.000%, 05/01/34 (Pre-refunded @ $100,
            5/1/19)......................................  1,000  1,032,090
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB) Series F-1
(currency)  5.000%, 05/01/24.............................    750    750,000
New York City Water & Sewer System (RB) Series AA
(currency)  5.000%, 06/15/20.............................    750    752,992
New York State (GO) Series C
            5.000%, 04/15/22.............................    600    667,596
New York State Dormitory Authority (RB)
(currency)  6.125%, 12/01/29 (Pre-refunded @ $100,
            12/1/18).....................................  1,640  1,680,951
(currency)  6.000%, 07/01/33.............................    500    503,470
(currency)  6.250%, 12/01/37 (Pre-refunded @ $100,
            12/1/18).....................................  2,550  2,615,484

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) (AGM ST
 INTERCEPT)
(currency)  5.250%, 08/15/20............................. $  360 $  363,694
New York State Dormitory Authority (RB) (BHAC-CR)
(currency)  5.000%, 07/01/38.............................    345    346,832
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/19.............................  1,650  1,695,886
            5.000%, 07/01/20.............................    395    420,829
(currency)  5.000%, 07/01/21.............................    455    471,630
            5.000%, 12/15/21.............................    150    165,081
            5.000%, 10/01/22.............................    475    532,769
            4.000%, 12/15/22.............................    100    107,635
            5.000%, 12/15/22.............................    500    559,995
            5.000%, 03/15/23.............................    650    732,628
            5.000%, 03/15/23.............................    200    225,424
(currency)  5.500%, 07/01/25 (Pre-refunded @ $100,
            7/1/20)......................................    900    965,961
(currency)  5.000%, 02/15/34.............................  1,600  1,640,512
(currency)  5.000%, 07/01/39 (Pre-refunded @ $100,
            7/1/19)......................................    700    725,585
New York State Dormitory Authority (RB) Series A-GROUP A
            5.000%, 03/15/19.............................    270    277,509
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.............................  2,690  2,835,690
            5.000%, 02/15/22.............................  1,000  1,102,680
            5.000%, 02/15/24.............................    455    518,013
            5.000%, 02/15/25.............................    550    634,942
(currency)  5.000%, 07/01/38 (Pre-refunded @ $100,
            7/1/18)......................................    400    402,160
(currency)  5.250%, 07/01/48.............................  1,070  1,076,206
New York State Dormitory Authority (RB) Series B
 (ASSURED GTY)
(currency)  5.000%, 07/01/23 (Pre-refunded @ $100,
            7/1/18)......................................    450    452,353
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.............................    150    154,172
            5.000%, 03/15/20.............................    300    316,938
New York State Dormitory Authority (RB) Series C (ST AID
 WITHHLDG)
(currency)  7.250%, 10/01/28.............................    815    833,036
New York State Dormitory Authority (RB) Series D
            3.000%, 02/15/19.............................    175    176,698
            5.000%, 02/15/24.............................    300    341,547
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/19.............................  1,390  1,425,084
            5.000%, 08/15/19.............................    495    514,909
            5.000%, 03/15/20.............................    850    897,991
            5.000%, 03/15/21.............................  1,000  1,082,360

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
New York State Environmental Facilities Corp. (RB)
 Series A
            5.250%, 12/15/18............................. $  260 $  265,707
New York State Thruway Authority (RB) Series A
(currency)  5.000%, 03/15/26.............................    435    440,351
New York State Thruway Authority Highway & Bridge Trust
 Fund (RB) Series B
(currency)  5.000%, 04/01/22.............................    415    420,615
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/19.............................    300    308,343
            5.000%, 03/15/20.............................    560    591,618
            5.000%, 03/15/20.............................  1,550  1,637,513
            5.000%, 03/15/21.............................    300    324,708
            5.000%, 03/15/22.............................    630    695,816
            5.000%, 03/15/25.............................  1,200  1,387,428
New York State Urban Development Corp. (RB) Series A-1
            5.000%, 03/15/21.............................    360    389,650
Niagara-Wheatfield Central School District (GO) (ST AID
 WITHHLDG)
            3.000%, 03/15/19.............................    330    333,511
North Shore Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 12/15/18.............................    740    741,354
            2.000%, 12/15/22.............................    285    283,874
            2.000%, 12/15/23.............................    550    544,500
North Tonawanda City School District (GO) (ST AID
 WITHHLDG)
            4.000%, 09/15/21.............................    650    691,704
Oceanside Union Free School District (GO) (ST AID
 WITHHLDG)
            2.500%, 07/01/23.............................    520    524,014
Onondaga Civic Dev. Corp. (RB)
(currency)  5.125%, 07/01/31.............................  1,375  1,427,222
Orange County
            3.000%, 08/15/20.............................    665    681,126
            3.000%, 08/15/21.............................    830    855,456
Penfield Central School District (GO) (ASSURED GTY) (ST
 AID WITHHLDG)
            3.750%, 06/15/19.............................    350    357,644
Plainview Old Bethpage Central School District
            4.000%, 12/15/18.............................    320    324,531
Port Authority of New York & New Jersey (RB) Series 189
            5.000%, 05/01/23.............................    305    345,824
Port Washington Union Free School District (GO) (ST AID
 WITHHLDG)
            2.000%, 12/01/18.............................    350    350,581
Ramapo Central School District (GO) (ST AID WITHHLDG)
            5.000%, 10/15/21.............................    215    236,036

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
Riverhead Central School District (GO) (ST AID
 WITHHLDG)
    3.000%, 03/15/22............................. $  120 $  123,992
    2.000%, 10/15/22.............................    280    279,051
Sachem Central School District (GO) (ST AID
 WITHHLDG)
    5.000%, 10/15/19.............................    200    209,164
Schenectady County (GO)
    5.000%, 06/15/25.............................    140    164,188
Sewanhaka Central High School District of Elmont
 (GO) (ST AID WITHHLDG)
    3.000%, 07/15/23.............................    590    610,715
Sidney Central School District (ST AID WITHHLDG)
    2.250%, 07/27/18.............................    225    225,295
Spencerport Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 06/15/21.............................    500    499,245
Taconic Hills Central School District at
 Craryville (GO) (ST AID WITHHLDG)
    5.000%, 06/15/20.............................    100    106,429
    4.000%, 06/15/22.............................    250    268,135
Three Village Central School District
 Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
    2.000%, 08/15/18.............................    380    380,304
Town of Babylon (GO)
    3.000%, 07/01/25.............................    375    391,481
Town of Bedford (GO) Series A
    3.000%, 03/15/21.............................    455    468,136
    3.000%, 03/15/25.............................    330    343,316
Town of Brookhaven (GO) Series A
    3.000%, 03/15/22.............................    650    671,625
Town of Cheektowaga (GO)
    5.000%, 07/15/23.............................    265    300,166
Town of Clarence (GO)
    2.250%, 08/01/24.............................    210    208,060
Town of Huntington (GO)
    2.000%, 12/01/23.............................    220    217,129
Town of Huntington (GO) Series B
    5.000%, 11/01/20.............................  2,280  2,453,326
Town of LaGrange (GO)
    4.000%, 03/01/19.............................    280    285,214
    4.000%, 03/01/20.............................    220    228,391
Town of North Hempstead (GO) Series A
    3.000%, 04/01/24.............................    425    441,834
Triborough Bridge & Tunnel Authority (RB) Series
 A
    5.000%, 11/15/18.............................    140    142,485
    5.000%, 11/15/20.............................    165    177,393
Triborough Bridge & Tunnel Authority (RB) Series
 A-1
    5.000%, 11/15/19.............................    300    314,571

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
Triborough Bridge & Tunnel Authority (RB) Series
 B
    4.000%, 11/15/18............................. $  250 $  253,108
    5.000%, 11/15/18.............................  1,170  1,190,767
    5.000%, 11/15/19.............................    700    733,999
    5.000%, 11/15/20.............................    300    322,533
    5.000%, 11/15/22.............................    190    213,283
Triborough Bridge & Tunnel Authority (RB) Series
 C
    4.000%, 11/15/18.............................    100    101,243
Tuckahoe Union Free School District (GO) (ST AID
 WITHHLDG)
    5.000%, 07/15/19.............................    145    150,475
    5.000%, 07/15/21.............................    230    251,747
Ulster County (GO)
    2.000%, 11/15/22.............................    240    236,030
Vestal Central School District (GO) (AGM) (ST
 AID WITHHLDG)
    3.750%, 06/15/19.............................    150    153,276
Wantagh Union Free School District (GO) (ST AID
 WITHHLDG)
    2.000%, 11/15/22.............................    250    249,030

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
Webster Central School District (GO) (ST AID
 WITHHLDG)
    5.000%, 06/15/18.............................   $310 $   311,212
West Irondequoit Central School District (GO)
 (ST AID WITHHLDG)
    4.500%, 06/15/18.............................    125     125,406
West Islip Union Free School District (GO)
 Series A (ST AID WITHHLDG)
    4.000%, 10/01/18.............................    500     504,630
White Plains City School District (GO) Series B
 (ST AID WITHHLDG)
    3.750%, 05/15/18.............................    100     100,073
Wyoming County (GO)
    2.000%, 06/01/18.............................    480     480,096
Yorktown Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 07/01/21.............................    400     398,532
                                                         -----------
TOTAL MUNICIPAL BONDS............................         92,390,521
                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $92,991,154).............................         $92,390,521
                                                         ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------
                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                             -------  ----------- ------- -----------
            Municipal Bonds.   --     $92,390,521   --    $92,390,521
                               --     -----------   --    -----------
            TOTAL...........   --     $92,390,521   --    $92,390,521
                               ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                        DFA MN MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (100.0%)
MINNESOTA -- (100.0%)
Belle Plaine Independent School District No. 716
 (GO) Series A (SD CRED PROG)
    4.000%, 02/01/19............................. $  100 $  101,646
Bloomington Independent School District No. 271
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/21.............................    100    107,950
Chaska Independent School District No. 112 (GO)
 Series A (SD CRED PROG)
    5.000%, 02/01/21.............................  1,150  1,241,103
City of Bemidji (GO) Series A (AGM)
    5.000%, 02/01/20.............................    530    557,152
    5.000%, 02/01/21.............................    575    618,792
City of Cambridge (GO) Series A
    3.000%, 02/01/23.............................    375    387,075
City of Chaska (GO) Series B
    5.000%, 02/01/21.............................    385    415,392
City of Circle Pines (GO) Series B
    3.000%, 02/01/21.............................    215    220,366
City of Duluth (GO) Series A
    3.000%, 02/01/20.............................    240    244,637
City of East Grand Forks (GO) Series A
    3.000%, 02/01/21.............................    200    204,238
City of Hopkins (GO) Series D
    3.000%, 02/01/22.............................    130    133,956
City of Hutchinson (GO) Series C
    2.000%, 02/01/19.............................    140    140,185
City of Kasson (GO)
    4.000%, 02/01/23.............................    320    343,280
City of Kasson (GO) Series A
    2.000%, 02/01/20.............................    160    160,107
City of Lakeville (GO) Series A
    5.000%, 02/01/19.............................    605    619,653
    5.000%, 02/01/20.............................    470    495,244
City of Lakeville (GO) Series B
    5.000%, 02/01/24.............................    710    811,395
City of Mahtomedi (GO) Series A
    2.000%, 02/01/19.............................    225    225,448
City of Marshall (GO) Series B
    5.000%, 02/01/21.............................    110    118,714
City of Minneapolis (GO)
    3.000%, 12/01/27.............................  5,000  5,126,300
City of New Ulm (GO)
    2.000%, 12/01/18.............................    220    220,352
    2.000%, 12/01/19.............................    325    325,806
City of Red Wing (GO) Series A
    4.000%, 02/01/26.............................    700    767,830
City of Richfield (GO) Series A
    3.000%, 02/01/24.............................    255    263,025

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MINNESOTA -- (Continued)
City of Rochester (GO) Series A
            5.000%, 02/01/20............................. $1,000 $1,053,880
City of Savage (GO) Series A
            3.000%, 02/01/22.............................    325    333,024
City of Shoreview (GO) Series A
            3.000%, 02/01/21.............................    290    297,082
City of State Cloud (GO) Series A
            3.000%, 02/01/24.............................    450    462,037
City of State Cloud (RB)
(currency)  5.125%, 05/01/30 (Pre-refunded @ $100,
            5/1/20)......................................    300    318,084
City of State Francis (GO) Series A
            3.000%, 02/01/19.............................    275    277,249
            3.000%, 02/01/20.............................    285    290,506
City of State Louis Park (RB) Series C
(currency)  5.750%, 07/01/30 (Pre-refunded @ $100,
            7/1/18)......................................    200    201,320
City of State Paul (GO) Series B
            5.000%, 11/01/20.............................    835    896,990
City of State Paul Sewer Revenue (RB) Series C-GREEN
 BONDS
            3.000%, 12/01/19.............................    250    254,573
City of Waconia (GO) Series A
            3.000%, 02/01/23.............................    450    463,059
            3.000%, 02/01/26.............................    820    842,862
City of West State Paul (GO) Series A
            3.000%, 02/01/23.............................    230    237,406
City of Woodbury (GO) Series A
            2.000%, 02/01/20.............................    135    135,207
            2.000%, 02/01/22.............................    145    144,271
Cloquet Independent School District No. 94 (GO) Series A
 (SD CRED PROG)
            5.000%, 04/01/22.............................    910  1,003,593
County of Itasca (GO) Series A
            5.000%, 02/01/24.............................    545    616,875
County of Olmsted (GO) Series A
            4.000%, 02/01/27.............................    445    481,882
County of Sherburne (GO) Series A
            3.000%, 02/01/24.............................  1,360  1,402,799
County of Swift (GO) Series A
            3.000%, 02/01/23.............................    215    221,239
Dakota County Community Development Agency (RB) Series B
 (CNTY GTD)
            5.000%, 01/01/23.............................  1,180  1,327,335
Eden Prairie Independent School District No. 272 (GO)
 Series C (SD CRED PROG)
            5.000%, 02/01/20.............................  1,105  1,163,167
Edina Independent School District No. 273 (GO) Series B
 (SD CRED PROG)
            5.000%, 02/01/20.............................  1,000  1,053,000

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MINNESOTA -- (Continued)
Fosston Independent School District No. 601 (GO) (SD
 CRED PROG)
            4.000%, 02/01/25............................. $  550 $  598,774
Hastings Independent School District No. 200 (GO) Series
 A (SD CRED PROG)
            5.000%, 02/01/21.............................    740    797,387
Hennepin County (GO) Series A
            5.000%, 12/01/20.............................    400    430,760
            5.000%, 12/01/22.............................  2,125  2,386,821
Hennepin County (GO) Series B
            5.000%, 12/01/21.............................  2,000  2,202,660
Housing & Redevelopment Authority of The City of State
 Paul Minnesota (RB)
(currency)  5.250%, 11/15/29 (Pre-refunded @ $100,
            11/15/19)....................................    350    367,339
Itasca County (GO) Series A
            5.000%, 02/01/23.............................    865    963,662
Lakeville Independent School District No. 194 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/20.............................    345    363,161
Luverne Independent School District No. 2184 (GO) Series
 A (SD CRED PROG)
            4.000%, 02/01/21.............................    510    536,841
Mahtomedi Independent School District No. 832 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/21.............................    175    188,913
Metropolitan Council (GO) Series C
            4.000%, 03/01/20.............................    335    347,284
            5.000%, 03/01/26.............................  1,550  1,830,023
Milaca Independent School District No. 912 (GO) Series A
 (SD CRED PROG)
            4.000%, 02/01/24.............................    830    895,321
Milaca Independent School District No. 912 (GO) Series A
 (SD CRED PROG)
            4.000%, 02/01/23.............................    825    883,105
Minneapolis Special School District No. 1 (GO) (SD CRED
 PROG)
            5.000%, 02/01/24.............................  1,200  1,371,372
Minnesota Higher Education Facilities Authority (RB)
 Series 7-K2-HA
(currency)  6.000%, 10/01/40 (Pre-refunded @ $100,
            10/1/21).....................................    450    506,407
Minnesota Public Facilities Authority (RB) Series C
(currency)  3.250%, 03/01/24 (Pre-refunded @ $100,
            3/1/20)......................................    770    788,465
Minnesota State (GO)
            5.000%, 08/01/20.............................  1,975  2,105,863

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MINNESOTA -- (Continued)
Minnesota State (GO) (ETM)
            5.000%, 08/01/20............................. $   25 $   26,617
Minnesota State (GO) Series A
            5.000%, 08/01/18.............................    125    126,009
            5.000%, 10/01/20.............................    505    540,643
(currency)  5.000%, 08/01/23 (Pre-refunded @ $100,
            8/1/20)......................................    250    266,450
Minnesota State (GO) Series B
            5.000%, 08/01/19.............................  1,500  1,558,890
            5.000%, 08/01/19.............................    750    779,445
Minnesota State (GO) Series D
            5.000%, 08/01/18.............................    800    806,456
            5.000%, 08/01/19.............................     50     51,963
            5.000%, 08/01/22.............................  1,820  2,027,061
Minnesota State (GO) Series F
            5.000%, 10/01/18.............................  1,150  1,165,559
Minnesota State 911 Services Revenue (RB)
(currency)  5.000%, 06/01/20 (Pre-refunded @ $100,
            6/1/19)......................................  2,100  2,170,182
Minnesota State Colleges & Universities (RB) Series A
            4.000%, 10/01/19.............................    100    103,127
Moorhead Independent School District No. 152 (GO) Series
 A (SD CRED PROG)
            4.000%, 02/01/24.............................    600    650,226
Morris Area Schools Independent School District No. 2769
 (GO) Series A (SD CRED PROG)
            4.000%, 02/01/23.............................  1,490  1,601,169
            4.000%, 02/01/24.............................    300    324,777
New London-Spicer Independent School District No. 345
 (GO) Series A (SD CRED PROG)
            3.000%, 02/01/23.............................    150    154,080
New Prague Independent School District No. 721 (GO) (SD
 CRED PROG)
            4.000%, 02/01/20.............................    605    626,508
New Prague Independent School District No. 721 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/20.............................    320    336,048
North Branch Independent School District No. 138 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/20.............................    300    315,792
North St Paul-Maplewood-Oakdale Independent School
 District No. 622 (GO) Series A (SD CRED PROG)
            3.000%, 02/01/24.............................    255    262,472
North St Paul-Maplewood-Oakdale Independent School
 District No. 622 (GO) Series A (SD CRED PROG)
            5.000%, 02/01/22.............................    255    280,732

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
MINNESOTA -- (Continued)
Northfield Independent School District No. 659
 (GO) Series A (SD CRED PROG)
    4.000%, 02/01/21.............................   $500 $508,455
Olmsted County (GO) Series A
    5.000%, 02/01/24.............................    675  772,956
Pine City Independent School District No. 578
 (GO) Series A (SD CRED PROG)
    2.000%, 02/01/21.............................    300  299,358
Rice County (GO)
    3.000%, 02/01/20.............................    220  224,250
Robbinsdale Independent School District No. 281
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/20.............................    250  263,118
Rochester Independent School District No. 535
 (GO) Series B (SD CRED PROG)
    5.000%, 02/01/20.............................    205  215,791
    5.000%, 02/01/22.............................    210  231,191
Rockford Independent School District No. 883
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/19.............................    200  204,768
State Michael-Albertville Independent School
 District No. 885 (GO) Series A (SD CRED PROG)
    4.000%, 02/01/19.............................    150  152,457
    4.000%, 02/01/19.............................    305  309,996

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MINNESOTA -- (Continued)
Three Rivers Park District (GO) Series C
    5.000%, 02/01/21............................. $1,060 $ 1,143,973
University of Minnesota (RB) Series B
    4.000%, 01/01/20.............................    700     724,766
Washington County (GO) Series A
    5.000%, 02/01/19.............................    150     153,645
    5.000%, 02/01/21.............................    310     334,989
Watertown-Mayer Independent School District
 No. 111 (GO) Series B (SD CRED PROG)
    4.000%, 02/01/20.............................    500     517,860
Westonka Independent School District No. 277
 (GO) Series A (SD CRED PROG)
    2.000%, 02/01/20.............................    500     500,680
White Bear Lake Independent School District
 No. 624 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/23.............................    350     358,361
                                                         -----------
TOTAL MUNICIPAL BONDS............................         65,982,064
                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $67,642,564).............................         $65,982,064
                                                         ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------
                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                             -------  ----------- ------- -----------
            Municipal Bonds.   --     $65,982,064   --    $65,982,064
                               --     -----------   --    -----------
            TOTAL...........   --     $65,982,064   --    $65,982,064
                               ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA
                                                                              DFA TWO-YEAR     SELECTIVELY    DFA FIVE-YEAR
                                                              DFA ONE-YEAR    GLOBAL FIXED    HEDGED GLOBAL   GLOBAL FIXED
                                                              FIXED INCOME       INCOME       FIXED INCOME       INCOME
                                                               PORTFOLIO*      PORTFOLIO*      PORTFOLIO*      PORTFOLIO*
                                                             --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $374,672, $166,390, $21,361
 and $56,052 of securities on loan, respectively)........... $    7,946,027  $    5,332,176  $    1,161,011  $   14,395,025
Temporary Cash Investments at Value & Cost..................         79,176              --              --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $378,833, $170,002, $21,907
 and $57,309)...............................................        378,846         170,006          21,908          57,311
Foreign Currencies at Value.................................             --             112              17           5,164
Cash........................................................             --          38,180           8,689          94,819
Receivables:
  Investment Securities Sold................................         74,526          42,540              --           1,942
  Interest..................................................         30,538          29,536           7,307          81,343
  Securities Lending Income.................................             45              27               4              13
  Fund Shares Sold..........................................         14,514           3,484             229          10,151
Unrealized Gain on Forward Currency Contracts...............             --          20,373           9,592         198,389
Prepaid Expenses and Other Assets...........................            108              95              21             163
                                                             --------------  --------------  --------------  --------------
     Total Assets...........................................      8,523,780       5,636,529       1,208,778      14,844,320
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Due to Custodian..........................................            154              --              --              --
  Upon Return of Securities Loaned..........................        378,873         170,003          21,909          57,328
  Investment Securities Purchased...........................         89,348          53,157           5,016          40,279
  Fund Shares Redeemed......................................         23,917           2,613             176          10,676
  Due to Advisor............................................            985             665             145           3,024
Unrealized Loss on Forward Currency Contracts...............             --             276              --           2,236
Unrealized Loss on Foreign Currency Contracts...............             --              11              --              32
Accrued Expenses and Other Liabilities......................            672             534              74             905
                                                             --------------  --------------  --------------  --------------
     Total Liabilities......................................        493,949         227,259          27,320         114,480
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    8,029,831  $    5,409,270  $    1,181,458  $   14,729,840
                                                             ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
 $8,029,831; $5,409,270; $1,181,458 and $14,729,840
 and shares outstanding of 783,852,756; 547,042,580;
 124,332,202 and 1,361,302,974, respectively................ $        10.24  $         9.89  $         9.50  $        10.82
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  4,000,000,000   4,000,000,000   1,000,000,000   6,600,000,000
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $    7,987,179  $    5,378,225  $    1,174,265  $   14,606,392
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $           --  $          112  $           17  $        5,184
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,078,642  $    5,449,435  $    1,263,046  $   14,906,401
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          4,842           1,179           1,895         (23,905)
Accumulated Net Realized Gain (Loss)........................        (12,514)        (15,268)        (79,758)       (136,336)
Net Unrealized Foreign Exchange Gain (Loss).................             --          19,969           9,528         195,065
Net Unrealized Appreciation (Depreciation)..................        (41,139)        (46,045)        (13,253)       (211,385)
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    8,029,831  $    5,409,270  $    1,181,458  $   14,729,840
                                                             ==============  ==============  ==============  ==============

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              DFA WORLD EX                        DFA
                                                                  U.S.         DFA SHORT-     INTERMEDIATE   DFA SHORT-TERM
                                                               GOVERNMENT         TERM         GOVERNMENT       EXTENDED
                                                              FIXED INCOME     GOVERNMENT     FIXED INCOME      QUALITY
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO*
                                                             --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $0, $0, $0 and $165,737
 of securities on loan, respectively)....................... $    1,007,480  $    2,270,233  $    4,773,709  $    5,803,502
Temporary Cash Investments at Value & Cost..................             --           6,202          21,392              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0 and $169,712)..........             --              --              --         169,716
Foreign Currencies at Value.................................          1,258              --              --             450
Cash........................................................          4,335              --              --          36,780
Receivables:
  Investment Securities Sold................................          9,772          14,556              --              --
  Interest..................................................          8,913          10,415          45,096          39,009
  Securities Lending Income.................................             --              --              --              28
  Fund Shares Sold..........................................            315           1,640           3,754           5,213
Unrealized Gain on Forward Currency Contracts...............         23,048              --              --          34,284
Prepaid Expenses and Other Assets...........................             20              41              47              91
                                                             --------------  --------------  --------------  --------------
     Total Assets...........................................      1,055,141       2,303,087       4,843,998       6,089,073
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................             --              --              --         169,706
  Investment Securities Purchased...........................         13,247          14,458          10,770          10,433
  Fund Shares Redeemed......................................            775           5,386           1,792           3,766
  Due to Advisor............................................            149             319             397             960
Unrealized Loss on Forward Currency Contracts...............            241              --              --             942
Unrealized Loss on Foreign Currency Contracts...............              2              --              --              --
Accrued Expenses and Other Liabilities......................             64             166             304             324
                                                             --------------  --------------  --------------  --------------
     Total Liabilities......................................         14,478          20,329          13,263         186,131
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    1,040,663  $    2,282,758  $    4,830,735  $    5,902,942
                                                             ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
 $1,040,663; $2,282,758; $4,830,735 and $5,902,942
 and shares outstanding of 101,495,242; 219,525,216;
 403,155,251 and 552,105,862, respectively.................. $        10.25  $        10.40  $        11.98  $        10.69
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000   1,500,000,000   1,700,000,000   3,000,000,000
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $      979,235  $    2,327,062  $    4,963,134  $    5,910,242
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $        1,261  $           --  $           --  $          458
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,010,522  $    2,339,393  $    5,009,511  $    5,966,132
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         (6,653)          4,128          13,141          15,895
Accumulated Net Realized Gain (Loss)........................        (14,171)         (3,934)         (2,492)         (5,367)
Net Unrealized Foreign Exchange Gain (Loss).................         22,723              --              --          33,026
Net Unrealized Appreciation (Depreciation)..................         28,242         (56,829)       (189,425)       (106,744)
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    1,040,663  $    2,282,758  $    4,830,735  $    5,902,942
                                                             ==============  ==============  ==============  ==============

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA
                                                              INTERMEDIATE-                   DFA GLOBAL
                                                              TERM EXTENDED   DFA TARGETED    CORE PLUS          DFA
                                                                 QUALITY         CREDIT      FIXED INCOME     INVESTMENT
                                                               PORTFOLIO*      PORTFOLIO*     PORTFOLIO    GRADE PORTFOLIO*
                                                             --------------  --------------  ------------  ----------------
ASSETS:
Investments at Value (including $170,170, $45,324, $0 and
 $370,814 of securities on loan, respectively).............. $    1,825,315  $      579,484  $    408,158   $    8,358,483
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $174,250, $46,416, $0 and
 $379,412)..................................................        174,251          46,416            --          379,422
Foreign Currencies at Value.................................             --              55           112               --
Cash........................................................          2,148           4,872         4,876           27,500
Receivables:
  Investment Securities Sold................................             78              --            --           28,628
  Interest..................................................         17,676           4,986         3,873           78,778
  Securities Lending Income.................................             41              10            --               86
  Fund Shares Sold..........................................          2,756             673           667           14,596
Unrealized Gain on Forward Currency Contracts...............             --           1,766         6,335            6,409
Deferred Offering Costs.....................................             --              --            45               --
Prepaid Expenses and Other Assets...........................             32              29            18              149
                                                             --------------  --------------  ------------   --------------
     Total Assets...........................................      2,022,297         638,291       424,084        8,894,051
                                                             --------------  --------------  ------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        174,275          46,419            --          379,482
  Investment Securities Purchased...........................             --             746         2,807           43,907
  Fund Shares Redeemed......................................          1,409             722           133            6,053
  Due to Advisor............................................            307              82            78            1,401
Unrealized Loss on Forward Currency Contracts...............             --              --             2               --
Unrealized Loss on Foreign Currency Contracts...............             --              --             4               --
Accrued Expenses and Other Liabilities......................             86              33             6              360
                                                             --------------  --------------  ------------   --------------
     Total Liabilities......................................        176,077          48,002         3,030          431,203
                                                             --------------  --------------  ------------   --------------
NET ASSETS.................................................. $    1,846,220  $      590,289  $    421,054   $    8,462,848
                                                             ==============  ==============  ============   ==============
Institutional Class Shares -- based on net assets of
 $1,846,220; $590,289; $421,054 and $8,462,848 and
 shares outstanding of 179,382,966; 59,904,701;
 42,700,343 and 806,932,385, respectively................... $        10.29  $         9.85  $       9.86   $        10.49
                                                             ==============  ==============  ============   ==============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,000,000,000   500,000,000    2,000,000,000
                                                             ==============  ==============  ============   ==============
Investments at Cost......................................... $    1,903,839  $      589,582  $    417,036   $    8,644,708
                                                             ==============  ==============  ============   ==============
Foreign Currencies at Cost.................................. $           --  $           55  $        113   $           --
                                                             ==============  ==============  ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,926,027  $      598,321  $    425,345   $    8,731,431
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          2,091           3,018           865           30,043
Accumulated Net Realized Gain (Loss)........................         (3,375)         (2,715)       (2,561)         (18,725)
Net Unrealized Foreign Exchange Gain (Loss).................             --           1,763         6,284            6,314
Net Unrealized Appreciation (Depreciation)..................        (78,523)        (10,098)       (8,879)        (286,215)
                                                             --------------  --------------  ------------   --------------
NET ASSETS.................................................. $    1,846,220  $      590,289  $    421,054   $    8,462,848
                                                             ==============  ==============  ============   ==============

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  DFA                        DFA INFLATION-    DFA SHORT-
                                                              DIVERSIFIED                      PROTECTED      DURATION REAL
                                                              FIXED INCOME      DFA LTIP       SECURITIES        RETURN
                                                               PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO*
                                                             --------------  --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $      554,606              --              --              --
Investments at Value (including $0, $0, $0 and $89,842 of
 securities on loan, respectively)..........................        137,013  $      173,825  $    4,589,295  $    1,234,133
Temporary Cash Investments at Value & Cost..................          2,671              --          12,606              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0 and $91,879)...........             --              --              --          91,881
Foreign Currencies at Value.................................             --              --              --              95
Segregated Cash for Swap Contracts..........................             --              --              --          11,843
Cash........................................................             --             775              --          15,853
Receivables:
  Investment Securities Sold................................             --              --              --             240
  Interest..................................................            259             323          10,705           8,294
  Securities Lending Income.................................             --              --              --              18
  Fund Shares Sold..........................................          5,102             365           3,970           2,643
Unrealized Gain on Swap Contracts...........................             --              --              --          15,884
Unrealized Gain on Forward Currency Contracts...............             --              --              --           4,385
Prepaid Expenses and Other Assets...........................             48              13              50              31
                                                             --------------  --------------  --------------  --------------
     Total Assets...........................................        699,699         175,301       4,616,626       1,385,300
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................             --              --              --          91,880
  Investment Securities Purchased...........................             --             429              --           7,502
  Fund Shares Redeemed......................................            616               9           8,323             827
  Due to Advisor............................................             10              18             381             209
  Segregated Cash for Swap Contracts........................             --              --              --          11,843
Unrealized Loss on Swap Contracts...........................             --              --              --           1,129
Accrued Expenses and Other Liabilities......................              4               5             233              88
                                                             --------------  --------------  --------------  --------------
     Total Liabilities......................................            630             461           8,937         113,478
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $      699,069  $      174,840  $    4,607,689  $    1,271,822
                                                             ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
 $699,069; $174,840; $4,607,689 and $1,271,822 and
 shares outstanding of 73,349,939; 18,692,580;
 397,546,983 and 128,904,343, respectively.................. $         9.53  $         9.35  $        11.59  $         9.87
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000   1,000,000,000   1,500,000,000   1,500,000,000
                                                             ==============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $      570,189  $           --  $           --  $           --
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $      139,147  $      171,923  $    4,618,592  $    1,254,790
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $           --  $           --  $           --  $           96
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $      715,570  $      172,308  $    4,620,065  $    1,286,332
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................            936           1,194          23,568           3,174
Accumulated Net Realized Gain (Loss)........................            280            (564)         (6,647)        (16,106)
Net Unrealized Foreign Exchange Gain (Loss).................             --              --              --           4,323
Net Unrealized Appreciation (Depreciation)..................        (17,717)          1,902         (29,297)         (5,901)
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $      699,069  $      174,840  $    4,607,689  $    1,271,822
                                                             ==============  ==============  ==============  ==============

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                      DFA CALIFORNIA                   DFA SHORT-
                                                       DFA MUNICIPAL  MUNICIPAL REAL                      TERM
                                                        REAL RETURN       RETURN     DFA MUNICIPAL     MUNICIPAL
                                                         PORTFOLIO      PORTFOLIO    BOND PORTFOLIO  BOND PORTFOLIO
                                                      --------------  -------------- --------------  --------------
ASSETS:
Investments at Value................................. $      772,773   $     78,389  $      409,032  $    2,530,913
Segregated Cash for Swap Contracts...................         10,318            530              --              --
Cash.................................................         12,140          4,818           6,266          12,489
Receivables:
  Interest...........................................          8,642          1,024           5,489          36,641
  Fund Shares Sold...................................            940             --           2,167           2,707
Unrealized Gain on Swap Contracts....................         19,291            864              --              --
Deferred Offering Costs..............................             --             30              --              --
Prepaid Expenses and Other Assets....................             23              3              35              68
                                                      --------------   ------------  --------------  --------------
     Total Assets....................................        824,127         85,658         422,989       2,582,818
                                                      --------------   ------------  --------------  --------------
LIABILITIES:
Payables:
  Investment Securities Purchased....................          2,029             --           4,761           2,401
  Fund Shares Redeemed...............................            686             --             874           3,014
  Due to Advisor.....................................            133             13              68             425
  Due to Broker......................................             24             --              --              --
  Segregated Cash for Swap Contracts.................         10,318            530              --              --
Accrued Expenses and Other Liabilities...............             51              7              18             160
                                                      --------------   ------------  --------------  --------------
     Total Liabilities...............................         13,241            550           5,721           6,000
                                                      --------------   ------------  --------------  --------------
NET ASSETS........................................... $      810,886   $     85,108  $      417,268  $    2,576,818
                                                      ==============   ============  ==============  ==============
Institutional Class Shares -- based on net assets of
 $810,886; $85,108; $417,268 and $2,576,818 and
 shares outstanding of 82,692,554; 8,606,755;
 41,819,048 and 255,127,154, respectively............ $         9.81   $       9.89  $         9.98  $        10.10
                                                      ==============   ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,000,000,000    500,000,000   1,000,000,000   1,500,000,000
                                                      ==============   ============  ==============  ==============
Investments at Cost.................................. $      791,943   $     79,993  $      415,265  $    2,546,095
                                                      ==============   ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $      813,008   $     85,809  $      423,330  $    2,591,381
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................            423             39             199             942
Accumulated Net Realized Gain (Loss).................         (2,666)            --             (28)           (323)
Net Unrealized Appreciation (Depreciation)...........            121           (740)         (6,233)        (15,182)
                                                      --------------   ------------  --------------  --------------
NET ASSETS........................................... $      810,886   $     85,108  $      417,268  $    2,576,818
                                                      ==============   ============  ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                          DFA                        DFA CALIFORNIA
                                                                     INTERMEDIATE-   DFA CALIFORNIA  INTERMEDIATE-
                                                                          TERM         SHORT-TERM         TERM
                                                                       MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                     BOND PORTFOLIO  BOND PORTFOLIO  BOND PORTFOLIO
                                                                     --------------  --------------  --------------
ASSETS:
Investments at Value................................................ $    1,731,200  $    1,073,528  $      394,079
Cash................................................................          1,322           8,214           4,118
Receivables:
  Interest..........................................................         20,483          15,298           4,964
  Fund Shares Sold..................................................          4,366           2,062           1,665
Prepaid Expenses and Other Assets...................................             50              51              13
                                                                     --------------  --------------  --------------
     Total Assets...................................................      1,757,421       1,099,153         404,839
                                                                     --------------  --------------  --------------
LIABILITIES:
Payables:
  Investment Securities Purchased...................................             --           5,575           1,597
  Fund Shares Redeemed..............................................          2,712             533             970
  Due to Advisor....................................................            289             180              65
Accrued Expenses and Other Liabilities..............................             72              55              16
                                                                     --------------  --------------  --------------
     Total Liabilities..............................................          3,073           6,343           2,648
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $    1,754,348  $    1,092,810  $      402,191
                                                                     ==============  ==============  ==============
Institutional Class Shares -- based on net assets of $1,754,348;
 $1,092,810 and $402,191 and shares outstanding of 176,123,095;
 106,889,040 and 38,857,484, respectively........................... $         9.96  $        10.22  $        10.35
                                                                     ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,500,000,000   1,000,000,000   1,000,000,000
                                                                     ==============  ==============  ==============
Investments at Cost................................................. $    1,752,341  $    1,078,188  $      397,007
                                                                     ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    1,774,663  $    1,097,192  $      404,934
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................            941             384             205
Accumulated Net Realized Gain (Loss)................................           (115)           (106)            (20)
Net Unrealized Appreciation (Depreciation)..........................        (21,141)         (4,660)         (2,928)
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $    1,754,348  $    1,092,810  $      402,191
                                                                     ==============  ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                         DFA NY          DFA MN
                                                                                       MUNICIPAL       MUNICIPAL
                                                                                     BOND PORTFOLIO  BOND PORTFOLIO
                                                                                     --------------  --------------
ASSETS:
Investments at Value................................................................ $       92,391   $     65,982
Cash................................................................................          1,208            339
Receivables:
  Interest..........................................................................          1,197            801
  Fund Shares Sold..................................................................             11          1,065
Deferred Offering Costs.............................................................             --             17
Prepaid Expenses and Other Assets...................................................             14              5
                                                                                     --------------   ------------
     Total Assets...................................................................         94,821         68,209
                                                                                     --------------   ------------
LIABILITIES:
Payables:
  Investment Securities Purchased...................................................             --            336
  Fund Shares Redeemed..............................................................             93          1,087
  Due to Advisor....................................................................             17             10
Accrued Expenses and Other Liabilities..............................................              7              7
                                                                                     --------------   ------------
     Total Liabilities..............................................................            117          1,440
                                                                                     --------------   ------------
NET ASSETS.......................................................................... $       94,704   $     66,769
                                                                                     ==============   ============
Institutional Class Shares -- based on net assets of $94,704 and $66,769 and shares
 outstanding of 9,377,683 and 6,853,088, respectively............................... $        10.10   $       9.74
                                                                                     ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................................  1,000,000,000    500,000,000
                                                                                     ==============   ============
Investments at Cost................................................................. $       92,991   $     67,643
                                                                                     ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................................... $       95,275   $     68,423
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)............................................................................             40             25
Accumulated Net Realized Gain (Loss)................................................            (11)           (18)
Net Unrealized Appreciation (Depreciation)..........................................           (600)        (1,661)
                                                                                     --------------   ------------
NET ASSETS.......................................................................... $       94,704   $     66,769
                                                                                     ==============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                       DFA
                                                                                   SELECTIVELY
                                                            DFA ONE-    DFA TWO-      HEDGED     DFA FIVE-
                                                           YEAR FIXED YEAR GLOBAL  GLOBAL FIXED YEAR GLOBAL
                                                             INCOME   FIXED INCOME    INCOME    FIXED INCOME
                                                           PORTFOLIO#  PORTFOLIO#   PORTFOLIO#   PORTFOLIO#
                                                           ---------- ------------ ------------ ------------
INVESTMENT INCOME
  Interest................................................  $ 65,581    $ 45,401     $  9,750    $ 107,006
  Income from Securities Lending..........................       181         116           18           94
                                                            --------    --------     --------    ---------
     Total Investment Income..............................    65,762      45,517        9,768      107,100
                                                            --------    --------     --------    ---------
EXPENSES
  Investment Management Fees..............................     5,832       3,952          869       17,925
  Accounting & Transfer Agent Fees........................       238         219           40          689
  Custodian Fees..........................................        72          83           16          204
  Filing Fees.............................................        93          68           20          143
  Shareholders' Reports...................................        90          70           12          209
  Directors'/Trustees' Fees & Expenses....................        30          21            5           56
  Professional Fees.......................................        45          32            7           86
  Other...................................................        86          63           15          163
                                                            --------    --------     --------    ---------
     Total Expenses.......................................     6,486       4,508          984       19,475
                                                            --------    --------     --------    ---------
  Fees Paid Indirectly (Note C)...........................        --         (24)          --          (43)
                                                            --------    --------     --------    ---------
  Net Expenses............................................     6,486       4,484          984       19,432
                                                            --------    --------     --------    ---------
  NET INVESTMENT INCOME (LOSS)............................    59,276      41,033        8,784       87,668
                                                            --------    --------     --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..........................    (9,297)    (18,021)        (920)     (56,213)
    Affiliated Investment Companies Shares Sold...........       (40)        (14)          (3)         (18)
    Foreign Currency Transactions.........................        --         (79)         (16)        (178)
    Forward Currency Contracts............................        --      10,272       (6,289)     (79,891)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............   (30,665)    (29,264)     (12,750)    (186,866)
    Affiliated Investment Companies Shares................        17           6            1            4
    Translation of Foreign Currency Denominated Amounts...        --          61          (45)        (791)
    Forward Currency Contracts............................        --      (6,652)      12,169      121,553
                                                            --------    --------     --------    ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................   (39,985)    (43,691)      (7,853)    (202,400)
                                                            --------    --------     --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...............................................  $ 19,291    $ (2,658)    $    931    $(114,732)
                                                            ========    ========     ========    =========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                            DFA WORLD EX                DFA      DFA SHORT-
                                                                U.S.     DFA SHORT- INTERMEDIATE    TERM
                                                             GOVERNMENT     TERM     GOVERNMENT   EXTENDED
                                                            FIXED INCOME GOVERNMENT FIXED INCOME  QUALITY
                                                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO#
                                                            ------------ ---------- ------------ ----------
INVESTMENT INCOME
  Interest.................................................   $  5,845    $ 17,710   $  53,895   $  56,071
  Income from Securities Lending...........................         --          --          --         101
                                                              --------    --------   ---------   ---------
     Total Investment Income...............................      5,845      17,710      53,895      56,172
                                                              --------    --------   ---------   ---------
EXPENSES
  Investment Management Fees...............................        886       1,906       2,351       5,728
  Accounting & Transfer Agent Fees.........................         34          95         305         280
  Custodian Fees...........................................         34          11          22          53
  Filing Fees..............................................         20          30          33          72
  Shareholders' Reports....................................         12          32          70          83
  Directors'/Trustees' Fees & Expenses.....................          4           9          18          22
  Professional Fees........................................          6          14          28          34
  Other....................................................         11          26          52          64
                                                              --------    --------   ---------   ---------
     Total Expenses........................................      1,007       2,123       2,879       6,336
                                                              --------    --------   ---------   ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............        (22)         --          --         (35)
  Fees Paid Indirectly (Note C)............................        (10)         --          --          --
                                                              --------    --------   ---------   ---------
  Net Expenses.............................................        975       2,123       2,879       6,301
                                                              --------    --------   ---------   ---------
  NET INVESTMENT INCOME (LOSS).............................      4,870      15,587      51,016      49,871
                                                              --------    --------   ---------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...........................     15,648      (3,606)     (2,209)     (3,580)
    Affiliated Investment Companies Shares Sold............         --          --          --          (8)
    Foreign Currency Transactions..........................        362          --          --          38
    Forward Currency Contracts.............................    (29,817)         --          --      (1,817)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............      1,894     (39,797)   (177,536)   (107,915)
    Affiliated Investment Companies Shares.................         --          --          --           3
    Translation of Foreign Currency Denominated Amounts....       (185)         --          --        (288)
    Forward Currency Contracts.............................     12,530          --          --      24,176
                                                              --------    --------   ---------   ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..................        432     (43,403)   (179,745)    (89,391)
                                                              --------    --------   ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................   $  5,302    $(27,816)  $(128,729)  $ (39,520)
                                                              ========    ========   =========   =========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                        DFA
                                                                   INTERMEDIATE-
                                                                       TERM                    DFA GLOBAL     DFA
                                                                     EXTENDED    DFA TARGETED  CORE PLUS   INVESTMENT
                                                                      QUALITY       CREDIT    FIXED INCOME   GRADE
                                                                    PORTFOLIO#    PORTFOLIO#  PORTFOLIO(A) PORTFOLIO#
                                                                   ------------- ------------ ------------ ----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment
   Companies......................................................         --            --          --    $       2
                                                                     --------      --------     -------    ---------
     Total Net Investment Income Received from Affiliated
      Investment Companies........................................         --            --          --            2
                                                                     --------      --------     -------    ---------
  Interest........................................................   $ 30,536      $  6,530     $ 1,756      110,115
  Income from Securities Lending..................................        211            47          --          623
                                                                     --------      --------     -------    ---------
     Total Investment Income......................................     30,747         6,577       1,756      110,740
                                                                     --------      --------     -------    ---------
EXPENSES
  Investment Management Fees......................................      1,840           523         265        8,320
  Accounting & Transfer Agent Fees................................         69            32           4          300
  Custodian Fees..................................................         10             5          --           47
  Filing Fees.....................................................         31            20           5          148
  Shareholders' Reports...........................................         20             8           2           99
  Directors'/Trustees' Fees & Expenses............................          7             2          --           33
  Professional Fees...............................................         11             4           1           49
  Organizational & Offering Costs.................................         --            --          19           --
  Other...........................................................         20             6           1           93
                                                                     --------      --------     -------    ---------
     Total Expenses...............................................      2,008           600         297        9,089
                                                                     --------      --------     -------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................         16           (50)         (7)          65
                                                                     --------      --------     -------    ---------
  Net Expenses....................................................      2,024           550         290        9,154
                                                                     --------      --------     -------    ---------
  NET INVESTMENT INCOME (LOSS)....................................     28,723         6,027       1,466      101,586
                                                                     --------      --------     -------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................     (3,346)         (287)     (2,542)     (15,454)
    Affiliated Investment Companies Shares Sold...................        (24)           (4)         --          (82)
    Foreign Currency Transactions.................................         --            24         (78)          (5)
    Forward Currency Contracts....................................         --        (2,448)         59         (432)
    In-Kind Redemptions...........................................         --            --          --           (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities**.......................................    (90,693)      (10,641)     (8,879)    (319,098)
    Affiliated Investment Companies Shares........................          4            --          --           17
    Translation of Foreign Currency Denominated Amounts...........         --             4         (49)         (82)
    Forward Currency Contracts....................................         --           910       6,333        4,183
                                                                     --------      --------     -------    ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (94,059)      (12,442)     (5,156)    (330,954)
                                                                     --------      --------     -------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $(65,336)     $ (6,415)    $(3,690)   $(229,368)
                                                                     ========      ========     =======    =========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.
(a)The Portfolio commenced operations on January 11, 2018.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA
                                                                       DFA                INFLATION-  DFA SHORT-
                                                                   DIVERSIFIED            PROTECTED  DURATION REAL
                                                                   FIXED INCOME DFA LTIP  SECURITIES    RETURN
                                                                    PORTFOLIO   PORTFOLIO PORTFOLIO   PORTFOLIO#
                                                                   ------------ --------- ---------- -------------
INVESTMENT INCOME
  Income Distributions............................................   $  4,622        --          --          --
                                                                     --------    ------    --------    --------
     Total Net Investment Income Received from Affiliated
      Investment Companies........................................      4,622        --          --          --
                                                                     --------    ------    --------    --------
  Interest........................................................      1,819    $2,847    $ 73,247    $ 11,441
  Income from Securities Lending..................................         --        --          --          80
                                                                     --------    ------    --------    --------
     Total Investment Income......................................      6,441     2,847      73,247      11,521
                                                                     --------    ------    --------    --------
EXPENSES
  Investment Management Fees......................................        369        74       2,273       1,194
  Accounting & Transfer Agent Fees................................          7         5         149          52
  Custodian Fees..................................................          1         1          21          22
  Filing Fees.....................................................         33         9          53          31
  Shareholders' Reports...........................................          5         1          59          25
  Directors'/Trustees' Fees & Expenses............................          2         1          17           4
  Professional Fees...............................................          2         1          26           8
  Other...........................................................          2         2          49          14
                                                                     --------    ------    --------    --------
     Total Expenses...............................................        421        94       2,647       1,350
                                                                     --------    ------    --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................       (301)       18          --          20
                                                                     --------    ------    --------    --------
  Net Expenses....................................................        120       112       2,647       1,370
                                                                     --------    ------    --------    --------
  NET INVESTMENT INCOME (LOSS)....................................      6,321     2,735      70,600      10,151
                                                                     --------    ------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities..        302        --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................        (21)     (152)     (4,690)     (1,454)
    Affiliated Investment Companies Shares Sold...................         --        --          --          (8)
    Swap Contracts................................................         --        --          --         284
    Foreign Currency Transactions.................................         --        --          --           8
    Forward Currency Contracts....................................         --        --          --       1,421
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................     (1,816)     (152)    (84,476)    (20,279)
    Affiliated Investment Companies Shares........................    (13,476)       --          --           1
    Swap Contracts................................................         --        --          --      10,577
    Translation of Foreign Currency Denominated Amounts...........         --        --          --         (54)
    Forward Currency Contracts....................................         --        --          --         767
                                                                     --------    ------    --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (15,011)     (304)    (89,166)     (8,737)
                                                                     --------    ------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $ (8,690)   $2,431    $(18,566)   $  1,414
                                                                     ========    ======    ========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                   DFA                   DFA
                                                                       DFA      CALIFORNIA     DFA    SHORT-TERM
                                                                    MUNICIPAL   MUNICIPAL   MUNICIPAL MUNICIPAL
                                                                   REAL RETURN REAL RETURN    BOND       BOND
                                                                    PORTFOLIO  PORTFOLIO(A) PORTFOLIO PORTFOLIO
                                                                   ----------- ------------ --------- ----------
INVESTMENT INCOME
  Interest........................................................  $  6,662     $   478     $ 2,946   $ 16,474
                                                                    --------     -------     -------   --------
     Total Investment Income......................................     6,662         478       2,946     16,474
                                                                    --------     -------     -------   --------
EXPENSES
  Investment Management Fees......................................       775          63         380      2,548
  Accounting & Transfer Agent Fees................................        24           3          12         79
  Custodian Fees..................................................        23           6           2         12
  Filing Fees.....................................................        22           2          23         71
  Shareholders' Reports...........................................         5          --           3         23
  Directors'/Trustees' Fees & Expenses............................         3          --           1         10
  Professional Fees...............................................         5          --           2         15
  Organizational & Offering Costs.................................        --          29          --         --
  Other...........................................................        53           2           5         29
                                                                    --------     -------     -------   --------
     Total Expenses...............................................       910         105         428      2,787
                                                                    --------     -------     -------   --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................        --         (10)          9         --
  Fees Paid Indirectly (Note C)...................................       (38)         (2)        (12)       (78)
                                                                    --------     -------     -------   --------
  Net Expenses....................................................       872          93         425      2,709
                                                                    --------     -------     -------   --------
  NET INVESTMENT INCOME (LOSS)....................................     5,790         385       2,521     13,765
                                                                    --------     -------     -------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................       (24)         --          (1)      (218)
    Swap Contracts................................................        23          --          --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................   (22,234)     (1,604)     (7,893)   (21,567)
    Swap Contracts................................................    11,472         864          --         --
                                                                    --------     -------     -------   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (10,763)       (740)     (7,894)   (21,785)
                                                                    --------     -------     -------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (4,973)    $  (355)    $(5,373)  $ (8,020)
                                                                    ========     =======     =======   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on November 1, 2017.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                      DFA
                                                                             DFA         DFA      CALIFORNIA
                                                                        INTERMEDIATE- CALIFORNIA INTERMEDIATE-
                                                                            TERM      SHORT-TERM     TERM
                                                                          MUNICIPAL   MUNICIPAL    MUNICIPAL
                                                                            BOND         BOND        BOND
                                                                          PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                        ------------- ---------- -------------
INVESTMENT INCOME
  Interest.............................................................   $ 14,693     $ 6,229      $ 3,052
                                                                          --------     -------      -------
     Total Investment Income...........................................     14,693       6,229        3,052
                                                                          --------     -------      -------
EXPENSES
  Investment Management Fees...........................................      1,702       1,048          368
  Accounting & Transfer Agent Fees.....................................         57          29           11
  Custodian Fees.......................................................          8           5            2
  Filing Fees..........................................................         53          14           11
  Shareholders' Reports................................................         17           8            3
  Directors'/Trustees' Fees & Expenses.................................          7           4            1
  Professional Fees....................................................         10           6            2
  Other................................................................         22          12            5
                                                                          --------     -------      -------
     Total Expenses....................................................      1,876       1,126          403
                                                                          --------     -------      -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................         23          --           10
  Fees Paid Indirectly (Note C)........................................        (51)        (33)         (10)
                                                                          --------     -------      -------
  Net Expenses.........................................................      1,848       1,093          403
                                                                          --------     -------      -------
  NET INVESTMENT INCOME (LOSS).........................................     12,845       5,136        2,649
                                                                          --------     -------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................        (10)        (83)         (11)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..............................................    (39,996)     (9,058)      (8,168)
                                                                          --------     -------      -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    (40,006)     (9,141)      (8,179)
                                                                          --------     -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........   $(27,161)    $(4,005)     $(5,530)
                                                                          ========     =======      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                              DFA NY    DFA MN
                                                                                             MUNICIPAL MUNICIPAL
                                                                                               BOND      BOND
                                                                                             PORTFOLIO PORTFOLIO
                                                                                             --------- ---------
INVESTMENT INCOME
  Interest..................................................................................  $   649   $   445
                                                                                              -------   -------
     Total Investment Income................................................................      649       445
                                                                                              -------   -------
EXPENSES
  Investment Management Fees................................................................       92        80
  Accounting & Transfer Agent Fees..........................................................        4         3
  Custodian Fees............................................................................        1         1
  Filing Fees...............................................................................       10         3
  Shareholders' Reports.....................................................................        1        --
  Professional Fees.........................................................................        1        --
  Organizational & Offering Costs...........................................................       --        38
  Other.....................................................................................       --         2
                                                                                              -------   -------
     Total Expenses.........................................................................      109       127
                                                                                              -------   -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................        5       (25)
  Fees Paid Indirectly (Note C).............................................................       (4)       (2)
                                                                                              -------   -------
  Net Expenses..............................................................................      110       100
                                                                                              -------   -------
  NET INVESTMENT INCOME (LOSS)..............................................................      539       345
                                                                                              -------   -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................       (9)      (18)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................................................   (1,306)   (1,362)
                                                                                              -------   -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................   (1,315)   (1,380)
                                                                                              -------   -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................  $  (776)  $(1,035)
                                                                                              =======   =======

----------
**Net of foreign capital gain taxes withheld of $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                            DFA SELECTIVELY
                                         DFA ONE-YEAR FIXED       DFA TWO-YEAR GLOBAL     HEDGED GLOBAL FIXED
                                          INCOME PORTFOLIO      FIXED INCOME PORTFOLIO     INCOME PORTFOLIO
                                      ------------------------  ----------------------  ----------------------
                                       SIX MONTHS      YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                       APRIL 30,     OCT. 31,   APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,
                                          2018         2017        2018        2017        2018        2017
                                      -----------  -----------  ----------  ----------  ----------  ----------
                                      (UNAUDITED)               (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $    59,276  $    78,106  $   41,033  $   60,188  $    8,784  $   18,914
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......      (9,297)      (3,170)    (18,021)     (9,125)       (920)      1,096
   Affiliated Investment
    Companies Shares Sold............         (40)          (5)        (14)         10          (3)         --
   Foreign Currency
    Transactions.....................          --           --         (79)         (6)        (16)         32
   Forward Currency Contracts........          --           --      10,272     (15,260)     (6,289)     (1,675)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency.................     (30,665)     (11,738)    (29,264)    (12,838)    (12,750)     (6,683)
   Affiliated Investment
    Companies Shares Sold............          17          (10)          6         (11)          1          --
   Translation of Foreign Currency
    Denominated Amounts..............          --           --          61        (181)        (45)        (19)
   Forward Currency Contracts........          --           --      (6,652)     25,152      12,169        (893)
                                      -----------  -----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................      19,291       63,183      (2,658)     47,929         931      10,772
                                      -----------  -----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........     (54,425)     (75,756)    (48,469)    (46,352)    (19,847)    (16,079)
  Net Short-Term Gains:
   Institutional Class Shares........          --           --          --          --          --          --
  Net Long-Term Gains:
   Institutional Class Shares........          --         (405)         --          --          --          --
                                      -----------  -----------  ----------  ----------  ----------  ----------
    Total Distributions..............     (54,425)     (76,161)    (48,469)    (46,352)    (19,847)    (16,079)
                                      -----------  -----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued......................   2,573,266    3,802,547     766,129   1,413,377     143,413     273,288
  Shares Issued in Lieu of Cash
   Distributions.....................      50,750       70,974      44,566      42,763      19,805      16,054
  Shares Redeemed....................  (2,017,062)  (3,388,321)   (551,948)   (980,824)   (100,569)   (135,061)
                                      -----------  -----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................     606,954      485,200     258,747     475,316      62,649     154,281
                                      -----------  -----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in
     Net Assets......................     571,820      472,222     207,620     476,893      43,733     148,974
NET ASSETS
  Beginning of Period................   7,458,011    6,985,789   5,201,650   4,724,757   1,137,725     988,751
                                      -----------  -----------  ----------  ----------  ----------  ----------
  End of Period...................... $ 8,029,831  $ 7,458,011  $5,409,270  $5,201,650  $1,181,458  $1,137,725
                                      ===========  ===========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     250,604      369,200      77,426     141,855      15,045      28,488
  Shares Issued in Lieu of Cash
   Distributions.....................       4,948        6,893       4,511       4,302       2,085       1,704
  Shares Redeemed....................    (196,480)    (328,963)    (55,792)    (98,424)    (10,565)    (14,096)
                                      -----------  -----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................      59,072       47,130      26,145      47,733       6,565      16,096
                                      ===========  ===========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $     4,842  $        (9) $    1,179  $    8,617  $    1,895  $   12,958

                                                 DFA
                                       FIVE-YEAR GLOBAL FIXED
                                          INCOME PORTFOLIO
                                      ------------------------
                                       SIX MONTHS      YEAR
                                         ENDED        ENDED
                                       APRIL 30,     OCT. 31,
                                          2018         2017
                                      -----------  -----------
                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $    87,668  $   218,002
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......     (56,213)       9,356
   Affiliated Investment
    Companies Shares Sold............         (18)         (14)
   Foreign Currency
    Transactions.....................        (178)        (118)
   Forward Currency Contracts........     (79,891)     (29,234)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency.................    (186,866)    (135,610)
   Affiliated Investment
    Companies Shares Sold............           4          (11)
   Translation of Foreign Currency
    Denominated Amounts..............        (791)        (286)
   Forward Currency Contracts........     121,553       73,100
                                      -----------  -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................    (114,732)     135,185
                                      -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (152,047)    (219,966)
  Net Short-Term Gains:
   Institutional Class Shares........          --       (5,423)
  Net Long-Term Gains:
   Institutional Class Shares........      (9,220)     (42,519)
                                      -----------  -----------
    Total Distributions..............    (161,267)    (267,908)
                                      -----------  -----------
Capital Share Transactions (1):
  Shares Issued......................   2,141,783    3,690,788
  Shares Issued in Lieu of Cash
   Distributions.....................     152,345      253,124
  Shares Redeemed....................  (1,373,405)  (2,323,448)
                                      -----------  -----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................     920,723    1,620,464
                                      -----------  -----------
    Total Increase (Decrease) in
     Net Assets......................     644,724    1,487,741
NET ASSETS
  Beginning of Period................  14,085,116   12,597,375
                                      -----------  -----------
  End of Period...................... $14,729,840  $14,085,116
                                      ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     197,153      336,497
  Shares Issued in Lieu of Cash
   Distributions.....................      13,989       23,294
  Shares Redeemed....................    (126,505)    (211,994)
                                      -----------  -----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................      84,637      147,797
                                      ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $   (23,905) $    40,474

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           DFA WORLD EX U.S.                               DFA INTERMEDIATE
                                            GOVERNMENT FIXED        DFA SHORT-TERM         GOVERNMENT FIXED
                                            INCOME PORTFOLIO     GOVERNMENT PORTFOLIO      INCOME PORTFOLIO
                                         ---------------------  ----------------------  ----------------------
                                         SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                           ENDED       ENDED      ENDED       ENDED       ENDED       ENDED
                                         APRIL 30,    OCT. 31,  APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,
                                            2018        2017       2018        2017        2018        2017
                                         ----------  ---------  ----------  ----------  ----------  ----------
                                         (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $    4,870  $   8,807  $   15,587  $   25,234  $   51,016  $   86,271
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     15,648     (7,868)     (3,606)       (293)     (2,209)      5,070
   Affiliated Investment Companies
    Shares Sold.........................         --         --          --          --          --          --
   Foreign Currency Transactions........        362         88          --          --          --          --
   Forward Currency Contracts...........    (29,817)   (35,520)         --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................      1,894     41,145     (39,797)    (26,421)   (177,536)   (118,697)
   Affiliated Investment Companies
    Shares Sold.........................         --         --          --          --          --          --
   Translation of Foreign Currency
    Denominated Amounts.................       (185)       371          --          --          --          --
   Forward Currency Contracts...........     12,530      5,671          --          --          --          --
                                         ----------  ---------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................      5,302     12,694     (27,816)     (1,480)   (128,729)    (27,356)
                                         ----------  ---------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........     (1,574)   (19,386)    (14,017)    (24,390)    (47,139)    (85,509)
  Net Short-Term Gains:
   Institutional Class Shares...........         --     (1,312)         --        (720)         --      (3,003)
  Net Long-Term Gains:
   Institutional Class Shares...........         --       (551)         --      (4,717)     (5,000)     (6,710)
                                         ----------  ---------  ----------  ----------  ----------  ----------
    Total Distributions.................     (1,574)   (21,249)    (14,017)    (29,827)    (52,139)    (95,222)
                                         ----------  ---------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    171,131    310,507     367,819     656,942     742,197   1,485,982
  Shares Issued in Lieu of Cash
   Distributions........................      1,534     20,926      13,138      27,900      49,261      89,994
  Shares Redeemed.......................    (69,370)  (161,902)   (278,207)   (526,204)   (409,696)   (635,193)
                                         ----------  ---------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    103,295    169,531     102,750     158,638     381,762     940,783
                                         ----------  ---------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    107,023    160,976      60,917     127,331     200,894     818,205
NET ASSETS
  Beginning of Period...................    933,640    772,664   2,221,841   2,094,510   4,629,841   3,811,636
                                         ----------  ---------  ----------  ----------  ----------  ----------
  End of Period......................... $1,040,663  $ 933,640  $2,282,758  $2,221,841  $4,830,735  $4,629,841
                                         ==========  =========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     16,767     30,894      35,057      61,811      60,778     119,215
  Shares Issued in Lieu of Cash
   Distributions........................        149      2,118       1,253       2,635       4,018       7,275
  Shares Redeemed.......................     (6,804)   (16,144)    (26,531)    (49,508)    (33,557)    (51,024)
                                         ----------  ---------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................     10,112     16,868       9,779      14,938      31,239      75,466
                                         ==========  =========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)................. $   (6,653) $  (9,949) $    4,128  $    2,558  $   13,141  $    9,264

                                                   DFA
                                           SHORT-TERM EXTENDED
                                            QUALITY PORTFOLIO
                                         -----------------------
                                         SIX MONTHS      YEAR
                                           ENDED        ENDED
                                         APRIL 30,     OCT. 31,
                                            2018         2017
                                         ----------  -----------
                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   49,871  $    95,353
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     (3,580)       4,711
   Affiliated Investment Companies
    Shares Sold.........................         (8)          13
   Foreign Currency Transactions........         38          (12)
   Forward Currency Contracts...........     (1,817)      (5,021)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................   (107,915)     (38,269)
   Affiliated Investment Companies
    Shares Sold.........................          3          (12)
   Translation of Foreign Currency
    Denominated Amounts.................       (288)         (28)
   Forward Currency Contracts...........     24,176        9,166
                                         ----------  -----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    (39,520)      65,901
                                         ----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (39,413)     (84,608)
  Net Short-Term Gains:
   Institutional Class Shares...........         --           (4)
  Net Long-Term Gains:
   Institutional Class Shares...........     (4,055)          (4)
                                         ----------  -----------
    Total Distributions.................    (43,468)     (84,616)
                                         ----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................  1,015,278    1,860,954
  Shares Issued in Lieu of Cash
   Distributions........................     42,621       82,823
  Shares Redeemed.......................   (631,733)  (1,088,768)
                                         ----------  -----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    426,166      855,009
                                         ----------  -----------
    Total Increase (Decrease) in Net
     Assets.............................    343,178      836,294
NET ASSETS
  Beginning of Period...................  5,559,764    4,723,470
                                         ----------  -----------
  End of Period......................... $5,902,942  $ 5,559,764
                                         ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     94,504      172,020
  Shares Issued in Lieu of Cash
   Distributions........................      3,962        7,658
  Shares Redeemed.......................    (58,862)    (100,624)
                                         ----------  -----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................     39,604       79,054
                                         ==========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)................. $   15,895  $     5,437

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                DFA INTERMEDIATE-                             DFA GLOBAL
                                                  TERM EXTENDED          DFA TARGETED      CORE PLUS FIXED
                                                QUALITY PORTFOLIO      CREDIT PORTFOLIO    INCOME PORTFOLIO
                                             ----------------------  --------------------  ----------------
                                                                                                PERIOD
                                                                                               JAN. 11,
                                             SIX MONTHS     YEAR     SIX MONTHS    YEAR        2018(A)
                                                ENDED      ENDED        ENDED     ENDED           TO
                                              APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,     APRIL 30,
                                                2018        2017        2018       2017          2018
                                             ----------- ----------  ----------- --------  ----------------
                                             (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   28,723  $   47,210   $  6,027   $  9,907      $  1,466
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............     (3,346)      5,720       (287)       793        (2,542)
   Affiliated Investment Companies Shares
    Sold....................................        (24)         (2)        (4)        --            --
   Foreign Currency Transactions............         --          --         24         (7)          (78)
   Forward Currency Contracts...............         --          --     (2,448)      (137)           59
   In-Kind Redemptions......................         --          --         --         --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................    (90,693)    (17,528)   (10,641)    (1,972)       (8,879)
   Affiliated Investment Companies Shares
    Sold....................................          4          (8)        --         (1)           --
   Translation of Foreign Currency
    Denominated Amounts.....................         --          --          4          3           (49)
   Forward Currency Contracts...............         --          --        910        844         6,333
                                             ----------  ----------   --------   --------      --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................    (65,336)     35,392     (6,415)     9,430        (3,690)
                                             ----------  ----------   --------   --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............    (27,081)    (46,418)    (3,708)    (9,264)         (601)
  Net Short-Term Gains:
   Institutional Class Shares...............         --        (339)        --         --            --
  Net Long-Term Gains:
   Institutional Class Shares...............     (5,639)     (2,020)      (906)        --            --
                                             ----------  ----------   --------   --------      --------
    Total Distributions.....................    (32,720)    (48,777)    (4,614)    (9,264)         (601)
                                             ----------  ----------   --------   --------      --------
Capital Share Transactions (1):
  Shares Issued.............................    350,501     671,617    128,074    228,033       431,469
  Shares Issued in Lieu of Cash
   Distributions............................     30,747      45,412      4,469      8,916           601
  Shares Redeemed...........................   (241,863)   (312,794)   (45,813)   (79,106)       (6,725)
                                             ----------  ----------   --------   --------      --------
    Net Increase (Decrease) from Capital
     Share Transactions.....................    139,385     404,235     86,730    157,843       425,345
                                             ----------  ----------   --------   --------      --------
    Total Increase (Decrease) in Net
     Assets.................................     41,329     390,850     75,701    158,009       421,054
NET ASSETS
  Beginning of Period.......................  1,804,891   1,414,041    514,588    356,579            --
                                             ----------  ----------   --------   --------      --------
  End of Period............................. $1,846,220  $1,804,891   $590,289   $514,588      $421,054
                                             ==========  ==========   ========   ========      ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................     33,079      62,563     12,910     22,826        43,320
  Shares Issued in Lieu of Cash
   Distributions............................      2,904       4,238        449        893            61
  Shares Redeemed...........................    (22,998)    (29,251)    (4,623)    (7,910)         (681)
                                             ----------  ----------   --------   --------      --------
    Net Increase (Decrease) from Shares
     Issued and Redeemed....................     12,985      37,550      8,736     15,809        42,700
                                             ==========  ==========   ========   ========      ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $    2,091  $      449   $  3,018   $    699      $    865

                                               DFA INVESTMENT GRADE
                                                     PORTFOLIO
                                             ------------------------


                                             SIX MONTHS       YEAR
                                                ENDED        ENDED
                                              APRIL 30,     OCT. 31,
                                                2018          2017
                                             -----------  -----------
                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   101,586  $   165,935
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............     (15,454)       4,461
   Affiliated Investment Companies Shares
    Sold....................................         (82)           4
   Foreign Currency Transactions............          (5)          12
   Forward Currency Contracts...............        (432)      (4,776)
   In-Kind Redemptions......................          (1)          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................    (319,098)     (83,455)
   Affiliated Investment Companies Shares
    Sold....................................          17          (43)
   Translation of Foreign Currency
    Denominated Amounts.....................         (82)         (13)
   Forward Currency Contracts...............       4,183        2,226
                                             -----------  -----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................    (229,368)      84,351
                                             -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............     (96,751)    (150,794)
  Net Short-Term Gains:
   Institutional Class Shares...............          --           --
  Net Long-Term Gains:
   Institutional Class Shares...............          --           --
                                             -----------  -----------
    Total Distributions.....................     (96,751)    (150,794)
                                             -----------  -----------
Capital Share Transactions (1):
  Shares Issued.............................   1,882,683    3,121,375
  Shares Issued in Lieu of Cash
   Distributions............................      95,521      148,903
  Shares Redeemed...........................  (1,374,527)  (1,212,334)
                                             -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.....................     603,677    2,057,944
                                             -----------  -----------
    Total Increase (Decrease) in Net
     Assets.................................     277,558    1,991,501
NET ASSETS
  Beginning of Period.......................   8,185,290    6,193,789
                                             -----------  -----------
  End of Period............................. $ 8,462,848  $ 8,185,290
                                             ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................     175,950      288,163
  Shares Issued in Lieu of Cash
   Distributions............................       8,901       13,835
  Shares Redeemed...........................    (128,760)    (112,043)
                                             -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed....................      56,091      189,955
                                             ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $    30,043  $    25,208

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 DFA DIVERSIFIED                              DFA INFLATION-
                                                  FIXED INCOME            DFA LTIP         PROTECTED SECURITIES
                                                    PORTFOLIO             PORTFOLIO              PORTFOLIO
                                              --------------------  --------------------  ----------------------
                                              SIX MONTHS    YEAR    SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                                 ENDED     ENDED       ENDED     ENDED       ENDED      ENDED
                                               APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,
                                                 2018       2017       2018       2017       2018        2017
                                              ----------- --------  ----------- --------  ----------- ----------
                                              (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...............  $  6,321   $  5,387   $  2,735   $  2,612  $   70,600  $   84,591
  Capital Gain Distributions Received from
   Investment Securities.....................       302        215         --         --          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...............       (21)       (50)      (152)       (56)     (4,690)       (187)
   Affiliated Investment Companies Shares
    Sold.....................................        --         --         --         --          --          --
   Swap Contracts............................        --         --         --         --          --          --
   Foreign Currency Transactions.............        --         --         --         --          --          --
   Forward Currency Contracts................        --         --         --         --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency.................................    (1,816)      (351)      (152)    (2,773)    (84,476)    (85,390)
   Affiliated Investment Companies Shares
    Sold.....................................   (13,476)    (1,586)        --         --          --          --
   Swap Contracts............................        --         --         --         --          --          --
   Translation of Foreign Currency
    Denominated Amounts......................        --         --         --         --          --          --
   Forward Currency Contracts................        --         --         --         --          --          --
                                               --------   --------   --------   --------  ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...............    (8,690)     3,615      2,431       (217)    (18,566)       (986)
                                               --------   --------   --------   --------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares................    (5,638)    (5,141)    (1,899)    (2,365)    (58,443)    (77,872)
  Net Short-Term Gains:
   Institutional Class Shares................        --         --         --        (50)         --        (141)
  Net Long-Term Gains:
   Institutional Class Shares................       (98)        --         --         --          --      (8,865)
                                               --------   --------   --------   --------  ----------  ----------
    Total Distributions......................    (5,736)    (5,141)    (1,899)    (2,415)    (58,443)    (86,878)
                                               --------   --------   --------   --------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..............................   253,100    477,812     60,991     73,479     898,008   1,690,026
  Shares Issued in Lieu of Cash
   Distributions.............................     5,735      5,141      1,899      2,415      51,449      77,379
  Shares Redeemed............................   (75,356)   (63,972)   (13,173)   (11,938)   (624,060)   (834,307)
                                               --------   --------   --------   --------  ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions......................   183,479    418,981     49,717     63,956     325,397     933,098
                                               --------   --------   --------   --------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets..................................   169,053    417,455     50,249     61,324     248,388     845,234
NET ASSETS
  Beginning of Period........................   530,016    112,561    124,591     63,267   4,359,301   3,514,067
                                               --------   --------   --------   --------  ----------  ----------
  End of Period..............................  $699,069   $530,016   $174,840   $124,591  $4,607,689  $4,359,301
                                               ========   ========   ========   ========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..............................    26,300     48,977      6,538      7,955      77,098     143,167
  Shares Issued in Lieu of Cash
   Distributions.............................       594        529        198        265       4,394       6,630
  Shares Redeemed............................    (7,840)    (6,552)    (1,425)    (1,289)    (53,634)    (70,815)
                                               --------   --------   --------   --------  ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.....................    19,054     42,954      5,311      6,931      27,858      78,982
                                               ========   ========   ========   ========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..........................  $    936   $    253   $  1,194   $    358  $   23,568  $   11,411

                                                DFA SHORT-DURATION
                                               REAL RETURN PORTFOLIO
                                              ----------------------
                                              SIX MONTHS     YEAR
                                                 ENDED      ENDED
                                               APRIL 30,   OCT. 31,
                                                 2018        2017
                                              ----------- ----------
                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............... $   10,151  $   17,577
  Capital Gain Distributions Received from
   Investment Securities.....................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...............     (1,454)        765
   Affiliated Investment Companies Shares
    Sold.....................................         (8)          7
   Swap Contracts............................        284      (4,208)
   Foreign Currency Transactions.............          8          23
   Forward Currency Contracts................      1,421      (2,531)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency.................................    (20,279)     (5,924)
   Affiliated Investment Companies Shares
    Sold.....................................          1          (9)
   Swap Contracts............................     10,577       6,736
   Translation of Foreign Currency
    Denominated Amounts......................        (54)         (8)
   Forward Currency Contracts................        767       3,618
                                              ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...............      1,414      16,046
                                              ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares................    (19,458)    (13,087)
  Net Short-Term Gains:
   Institutional Class Shares................         --          --
  Net Long-Term Gains:
   Institutional Class Shares................         --          --
                                              ----------  ----------
    Total Distributions......................    (19,458)    (13,087)
                                              ----------  ----------
Capital Share Transactions (1):
  Shares Issued..............................    273,702     391,386
  Shares Issued in Lieu of Cash
   Distributions.............................     18,998      12,649
  Shares Redeemed............................   (133,252)   (191,532)
                                              ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions......................    159,448     212,503
                                              ----------  ----------
    Total Increase (Decrease) in Net
     Assets..................................    141,404     215,462
NET ASSETS
  Beginning of Period........................  1,130,418     914,956
                                              ----------  ----------
  End of Period.............................. $1,271,822  $1,130,418
                                              ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..............................     27,708      39,408
  Shares Issued in Lieu of Cash
   Distributions.............................      1,933       1,293
  Shares Redeemed............................    (13,499)    (19,296)
                                              ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.....................     16,142      21,405
                                              ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).......................... $    3,174  $   12,481

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                         (AMOUNTS IN THOUSANDS)(A)(A)

                                                                                     DFA
                                                                                 CALIFORNIA
                                                                                  MUNICIPAL
                                                           DFA MUNICIPAL REAL    REAL RETURN        DFA MUNICIPAL
                                                            RETURN PORTFOLIO      PORTFOLIO        BOND PORTFOLIO
                                                         ---------------------  -------------   --------------------
                                                                                  PERIOD
                                                                                  NOV. 1,
                                                         SIX MONTHS     YEAR      2017(A)       SIX MONTHS    YEAR
                                                            ENDED      ENDED        TO             ENDED     ENDED
                                                          APRIL 30,   OCT. 31,   APRIL 30,       APRIL 30,  OCT. 31,
                                                            2018        2017       2018            2018       2017
                                                         ----------- ---------  -----------     ----------- --------
                                                         (UNAUDITED)            (UNAUDITED)     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........................  $   5,790  $   8,457    $   385        $  2,521   $  3,406
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................        (24)       (42)        --              (1)       (23)
   Swap Contracts.......................................         23     (1,007)        --              --         --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................    (22,234)       389     (1,604)         (7,893)      (242)
   Swap Contracts.......................................     11,472      2,646        864              --         --
                                                          ---------  ---------    -------   -    --------   --------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................     (4,973)    10,443       (355)         (5,373)     3,141
                                                          ---------  ---------    -------   -    --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........................     (5,525)    (8,396)      (346)         (2,388)    (3,378)
                                                          ---------  ---------    -------   -    --------   --------
    Total Distributions.................................     (5,525)    (8,396)      (346)         (2,388)    (3,378)
                                                          ---------  ---------    -------   -    --------   --------
Capital Share Transactions (1):
  Shares Issued.........................................    205,772    363,496     90,007         152,388    224,318
  Shares Issued in Lieu of Cash Distributions...........      5,523      8,370        346           2,384      3,376
  Shares Redeemed.......................................   (106,732)  (131,077)    (4,544)        (81,681)   (96,240)
                                                          ---------  ---------    -------   -    --------   --------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................    104,563    240,789     85,809          73,091    131,454
                                                          ---------  ---------    -------   -    --------   --------
    Total Increase (Decrease) in Net Assets.............     94,065    242,836     85,108          65,330    131,217
NET ASSETS
  Beginning of Period...................................    716,821    473,985         --         351,938    220,721
                                                          ---------  ---------    -------   -    --------   --------
  End of Period.........................................  $ 810,886  $ 716,821    $85,108        $417,268   $351,938
                                                          =========  =========    =======   =    ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     20,816     36,806      9,030          15,136     22,146
  Shares Issued in Lieu of Cash Distributions...........        562        845         35             237        332
  Shares Redeemed.......................................    (10,814)   (13,241)      (458)         (8,115)    (9,512)
                                                          ---------  ---------    -------   -    --------   --------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...........................................     10,564     24,410      8,607           7,258     12,966
                                                          =========  =========    =======   =    ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME).......................  $     423  $     158    $    39        $    199   $     66


                                                             DFA SHORT-TERM
                                                             MUNICIPAL BOND
                                                                PORTFOLIO
                                                         ----------------------


                                                         SIX MONTHS     YEAR
                                                            ENDED      ENDED
                                                          APRIL 30,   OCT. 31,
                                                            2018        2017
                                                         ----------- ----------
                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   13,765  $   22,235
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................       (218)         (1)
   Swap Contracts.......................................         --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................    (21,567)     (6,027)
   Swap Contracts.......................................         --          --
                                                         ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................     (8,020)     16,207
                                                         ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........................    (13,158)    (22,189)
                                                         ----------  ----------
    Total Distributions.................................    (13,158)    (22,189)
                                                         ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................................    537,872   1,110,957
  Shares Issued in Lieu of Cash Distributions...........     12,792      21,505
  Shares Redeemed.......................................   (484,609)   (698,520)
                                                         ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................     66,055     433,942
                                                         ----------  ----------
    Total Increase (Decrease) in Net Assets.............     44,877     427,960
NET ASSETS
  Beginning of Period...................................  2,531,941   2,103,981
                                                         ----------  ----------
  End of Period......................................... $2,576,818  $2,531,941
                                                         ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     53,063     109,168
  Shares Issued in Lieu of Cash Distributions...........      1,263       2,111
  Shares Redeemed.......................................    (47,819)    (68,675)
                                                         ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...........................................      6,507      42,604
                                                         ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)....................... $      942  $      335

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                     DFA CALIFORNIA
                                                                                                    INTERMEDIATE-TERM
                                                DFA INTERMEDIATE-TERM   DFA CALIFORNIA SHORT-TERM    MUNICIPAL BOND
                                               MUNICIPAL BOND PORTFOLIO MUNICIPAL BOND PORTFOLIO        PORTFOLIO
                                               ----------------------   ------------------------  --------------------
                                               SIX MONTHS      YEAR     SIX MONTHS      YEAR      SIX MONTHS    YEAR
                                                  ENDED       ENDED        ENDED       ENDED         ENDED     ENDED
                                                APRIL 30,    OCT. 31,    APRIL 30,    OCT. 31,     APRIL 30,  OCT. 31,
                                                  2018         2017        2018         2017         2018       2017
                                               -----------  ----------  -----------  ----------   ----------- --------
                                               (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................ $   12,845   $   20,229  $    5,136   $    8,473    $  2,649   $  4,138
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............        (10)          (8)        (83)         (10)        (11)         3
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.....................    (39,996)      (3,913)     (9,058)      (1,455)     (8,168)      (459)
                                               ----------   ----------  ----------   ----------    --------   --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................    (27,161)      16,308      (4,005)       7,008      (5,530)     3,682
                                               ----------   ----------  ----------   ----------    --------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................    (12,284)     (20,181)     (4,864)      (8,471)     (2,522)    (4,115)
                                               ----------   ----------  ----------   ----------    --------   --------
     Total Distributions......................    (12,284)     (20,181)     (4,864)      (8,471)     (2,522)    (4,115)
                                               ----------   ----------  ----------   ----------    --------   --------
Capital Share Transactions (1):
  Shares Issued...............................    380,215      784,057     299,940      384,206     118,769    178,513
  Shares Issued in Lieu of Cash
   Distributions..............................     11,777       19,346       4,833        8,432       2,490      4,051
  Shares Redeemed.............................   (265,847)    (396,529)   (234,633)    (239,845)    (58,318)   (90,722)
                                               ----------   ----------  ----------   ----------    --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions......................    126,145      406,874      70,140      152,793      62,941     91,842
                                               ----------   ----------  ----------   ----------    --------   --------
     Total Increase (Decrease) in Net
      Assets..................................     86,700      403,001      61,271      151,330      54,889     91,409
NET ASSETS
  Beginning of Period.........................  1,667,648    1,264,647   1,031,539      880,209     347,302    255,893
                                               ----------   ----------  ----------   ----------    --------   --------
  End of Period............................... $1,754,348   $1,667,648  $1,092,810   $1,031,539    $402,191   $347,302
                                               ==========   ==========  ==========   ==========    ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...............................     37,769       77,473      29,236       37,348      11,376     17,004
  Shares Issued in Lieu of Cash
   Distributions..............................      1,174        1,902         472          819         239        384
  Shares Redeemed.............................    (26,426)     (39,157)    (22,869)     (23,320)     (5,590)    (8,657)
                                               ----------   ----------  ----------   ----------    --------   --------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..............     12,517       40,218       6,839       14,847       6,025      8,731
                                               ==========   ==========  ==========   ==========    ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................... $      941   $      380  $      384   $      112    $    205   $     78

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                                       DFA NY MUNICIPAL      DFA MN MUNICIPAL
                                                                        BOND PORTFOLIO        BOND PORTFOLIO
                                                                     --------------------  -------------------
                                                                                                        PERIOD
                                                                                                       JULY 25,
                                                                     SIX MONTHS    YEAR    SIX MONTHS  2017(A)
                                                                        ENDED     ENDED       ENDED       TO
                                                                      APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                                                        2018       2017       2018       2017
                                                                     ----------- --------  ----------- --------
                                                                     (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................  $    539   $    800   $    345   $   136
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................................        (9)        (2)       (18)       --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...........................................    (1,306)        98     (1,362)     (299)
                                                                      --------   --------   --------   -------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................      (776)       896     (1,035)     (163)
                                                                      --------   --------   --------   -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................................      (513)      (796)      (325)     (131)
                                                                      --------   --------   --------   -------
     Total Distributions............................................      (513)      (796)      (325)     (131)
                                                                      --------   --------   --------   -------
Capital Share Transactions (1):
  Shares Issued.....................................................    20,008     47,751     43,297    63,224
  Shares Issued in Lieu of Cash Distributions.......................       513        796        325       131
  Shares Redeemed...................................................   (15,732)   (15,024)   (36,752)   (1,802)
                                                                      --------   --------   --------   -------
     Net Increase (Decrease) from Capital Share Transactions........     4,789     33,523      6,870    61,553
                                                                      --------   --------   --------   -------
     Total Increase (Decrease) in Net Assets........................     3,500     33,623      5,510    61,259
NET ASSETS
  Beginning of Period...............................................    91,204     57,581     61,259        --
                                                                      --------   --------   --------   -------
  End of Period.....................................................  $ 94,704   $ 91,204   $ 66,769   $61,259
                                                                      ========   ========   ========   =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................................     1,969      4,685      4,408     6,322
  Shares Issued in Lieu of Cash Distributions.......................        51         78         33        13
  Shares Redeemed...................................................    (1,548)    (1,476)    (3,743)     (180)
                                                                      --------   --------   --------   -------
     Net Increase (Decrease) from Shares Issued and Redeemed........       472      3,287        698     6,155
                                                                      ========   ========   ========   =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).................................................  $     40   $     14   $     25   $     5

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                     -------------------------------------------------------------------------  ---------------
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR       SIX MONTHS
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED          ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      APRIL 30,
                                         2018          2017        2016        2015        2014        2013          2018
--------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                                                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    10.29     $    10.31  $    10.32  $    10.32  $    10.33  $    10.35  $     9.99
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.08           0.11        0.07        0.04        0.03        0.04        0.08
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.06)         (0.02)         --        0.01          --          --       (0.09)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       0.02           0.09        0.07        0.05        0.03        0.04       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.07)         (0.11)      (0.07)      (0.04)      (0.03)      (0.04)      (0.09)
  Net Realized Gains................         --             --       (0.01)      (0.01)      (0.01)      (0.02)         --
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.07)         (0.11)      (0.08)      (0.05)      (0.04)      (0.06)      (0.09)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    10.24     $    10.29  $    10.31  $    10.32  $    10.32  $    10.33  $     9.89
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       0.20%(D)       0.86%       0.70%       0.44%       0.28%       0.43%      (0.08)%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $8,029,831     $7,458,011  $6,985,789  $7,306,008  $8,455,559  $8,089,711  $5,409,270
Ratio of Expenses to Average Net
 Assets.............................       0.17%(E)       0.17%       0.17%       0.17%       0.17%       0.17%       0.17%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly)........................       0.17%(E)       0.17%       0.17%       0.17%       0.17%       0.17%       0.17%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       1.52%(E)       1.08%       0.69%       0.38%       0.30%       0.38%       1.56%(E)
Portfolio Turnover Rate.............         39%(D)         86%         64%         81%         72%         62%         42%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                      DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                     -----------------------------------------------------------
                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                        2017        2016        2015        2014        2013
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $     9.99  $     9.96  $    10.02  $    10.06  $    10.13
                                     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.12        0.08        0.05        0.05        0.05
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.03)         --          --          --          --
                                     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       0.09        0.08        0.05        0.05        0.05
------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.09)      (0.05)      (0.10)      (0.08)      (0.10)
  Net Realized Gains................         --          --       (0.01)      (0.01)      (0.02)
                                     ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.09)      (0.05)      (0.11)      (0.09)      (0.12)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     9.99  $     9.99  $     9.96  $    10.02  $    10.06
===================================  ==========  ==========  ==========  ==========  ==========
Total Return........................       0.95%       0.81%       0.56%       0.51%       0.51%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,201,650  $4,724,757  $5,360,173  $6,188,952  $5,552,198
Ratio of Expenses to Average Net
 Assets.............................       0.17%       0.17%       0.18%       0.17%       0.18%
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly)........................       0.17%       0.17%       0.18%       0.17%       0.18%
Ratio of Net Investment Income to
 Average Net Assets.................       1.21%       0.79%       0.54%       0.51%       0.54%
Portfolio Turnover Rate.............        121%         87%        125%         99%        123%
------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                                ---------------------------------------------------------------------  ----------------
                                 SIX MONTHS       YEAR       YEAR       YEAR        YEAR       YEAR      SIX MONTHS
                                    ENDED        ENDED      ENDED      ENDED       ENDED      ENDED         ENDED
                                  APRIL 30,     OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,   OCT. 31,     APRIL 30,
                                    2018          2017       2016       2015        2014       2013         2018
------------------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)                                                             (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $     9.66     $     9.72  $   9.41  $  10.00   $    10.21   $  10.41  $     11.03
                                ----------     ----------  --------  --------   ----------   --------  -----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.07           0.17      0.17      0.15         0.15       0.17         0.07
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.06)         (0.08)     0.24     (0.59)       (0.22)     (0.11)       (0.15)
                                ----------     ----------  --------  --------   ----------   --------  -----------
   Total from Investment
    Operations.................       0.01           0.09      0.41     (0.44)       (0.07)      0.06        (0.08)
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.17)         (0.15)    (0.10)    (0.15)       (0.12)     (0.25)       (0.12)
  Net Realized Gains...........         --             --        --        --        (0.02)     (0.01)       (0.01)
                                ----------     ----------  --------  --------   ----------   --------  -----------
   Total Distributions.........      (0.17)         (0.15)    (0.10)    (0.15)       (0.14)     (0.26)       (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     9.50     $     9.66  $   9.72  $   9.41   $    10.00   $  10.21  $     10.82
=============================== ===========    ==========  ========  ========   ==========   ========  ===========
Total Return...................       0.06%(D)       1.00%     4.44%    (4.42)%      (0.72)%     0.52%       (0.78)%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $1,181,458     $1,137,725  $988,751  $995,914   $1,099,647   $985,287  $14,729,840
Ratio of Expenses to Average
 Net Assets....................       0.17%(E)       0.17%     0.17%     0.17%        0.17%      0.18%        0.27%(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............       0.17%(E)       0.17%     0.17%     0.17%        0.17%      0.18%        0.27%(E)
Ratio of Net Investment Income
 to Average Net Assets.........       1.52%(E)       1.77%     1.75%     1.55%        1.46%      1.62%        1.22%(E)
Portfolio Turnover Rate........         25%(D)         52%       54%       56%          48%        99%          30%(D)
------------------------------------------------------------------------------------------------------------------------

                                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                --------------------------------------------------------------
                                    YEAR         YEAR         YEAR        YEAR        YEAR
                                   ENDED        ENDED        ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                    2017         2016         2015        2014        2013
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $     11.16  $     11.08  $     11.06  $    11.14  $    11.28
                                -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................        0.18         0.18         0.17        0.15        0.12
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       (0.08)        0.10         0.07        0.05       (0.05)
                                -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.................        0.10         0.28         0.24        0.20        0.07
----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........       (0.19)       (0.17)       (0.20)      (0.13)      (0.10)
  Net Realized Gains...........       (0.04)       (0.03)       (0.02)      (0.15)      (0.11)
                                -----------  -----------  -----------  ----------  ----------
   Total Distributions.........       (0.23)       (0.20)       (0.22)      (0.28)      (0.21)
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     11.03  $     11.16  $     11.08  $    11.06  $    11.14
=============================== ===========  ===========  ===========  ==========  ==========
Total Return...................        0.95%        2.63%        2.22%       1.90%       0.63%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $14,085,116  $12,597,375  $11,237,965  $9,818,116  $7,851,561
Ratio of Expenses to Average
 Net Assets....................        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Net Investment Income
 to Average Net Assets.........        1.66%        1.60%        1.55%       1.34%       1.05%
Portfolio Turnover Rate........          69%          41%          51%         62%         72%
----------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                                         ---------------------------------------------------------------  ---------------
                                          SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR      SIX MONTHS
                                             ENDED       ENDED     ENDED     ENDED     ENDED     ENDED         ENDED
                                           APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,     APRIL 30,
                                             2018         2017      2016      2015      2014      2013         2018
--------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)                                                       (UNAUDITED)
Net Asset Value, Beginning of Period.... $    10.22     $  10.37  $  10.48  $  10.81  $  10.31  $  10.56  $    10.59
                                         ----------     --------  --------  --------  --------  --------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.05         0.10      0.11      0.14      0.19      0.16        0.07
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............         --         0.02      0.50      0.27      0.60     (0.14)      (0.20)
                                         ----------     --------  --------  --------  --------  --------  ----------
   Total from Investment Operations.....       0.05         0.12      0.61      0.41      0.79      0.02       (0.13)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.02)       (0.25)    (0.71)    (0.69)    (0.29)    (0.17)      (0.06)
  Net Realized Gains....................         --        (0.02)    (0.01)    (0.05)       --     (0.10)         --
                                         ----------     --------  --------  --------  --------  --------  ----------
   Total Distributions..................      (0.02)       (0.27)    (0.72)    (0.74)    (0.29)    (0.27)      (0.06)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    10.25     $  10.22  $  10.37  $  10.48  $  10.81  $  10.31  $    10.40
======================================== ===========    ========  ========  ========  ========  ========  ===========
Total Return............................       0.46%(D)     1.31%     6.26%     3.93%     7.93%     0.23%      (1.19)%(D)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $1,040,663     $933,640  $772,664  $567,118  $355,241  $240,733  $2,282,758
Ratio of Expenses to Average Net
 Assets.................................       0.20%(E)     0.20%     0.20%     0.20%     0.20%     0.20%       0.19%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and (Fees Paid Indirectly))............       0.20%(E)     0.21%     0.22%     0.22%     0.22%     0.23%       0.19%(E)
Ratio of Net Investment Income to
 Average Net Assets.....................       0.99%(E)     1.04%     1.09%     1.37%     1.81%     1.53%       1.39%(E)
Portfolio Turnover Rate.................         21%(D)       51%       48%       27%       41%       44%         16%(D)
--------------------------------------------------------------------------------------------------------------------------

                                               DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                         ------------------------------------------------------------
                                             YEAR        YEAR        YEAR        YEAR         YEAR
                                            ENDED       ENDED       ENDED       ENDED        ENDED
                                           OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                             2017        2016        2015        2014         2013
------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.... $    10.75   $    10.75  $    10.69  $    10.70  $    10.88
                                         ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.12         0.11        0.10        0.08        0.08
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      (0.13)        0.04        0.07          --       (0.08)
                                         ----------   ----------  ----------  ----------  ----------
   Total from Investment Operations.....      (0.01)        0.15        0.17        0.08          --
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.12)       (0.11)      (0.09)      (0.07)      (0.09)
  Net Realized Gains....................      (0.03)       (0.04)      (0.02)      (0.02)      (0.09)
                                         ----------   ----------  ----------  ----------  ----------
   Total Distributions..................      (0.15)       (0.15)      (0.11)      (0.09)      (0.18)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    10.59   $    10.75  $    10.75  $    10.69  $    10.70
======================================== ==========   ==========  ==========  ==========  ==========
Total Return............................      (0.10)%       1.40%       1.65%       0.83%      (0.03)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,221,841   $2,094,510  $2,144,989  $2,061,710  $1,780,576
Ratio of Expenses to Average Net
 Assets.................................       0.19%        0.19%       0.19%       0.19%       0.19%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and (Fees Paid Indirectly))............       0.19%        0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.17%        1.02%       0.90%       0.75%       0.78%
Portfolio Turnover Rate.................         34%          51%         82%         40%         37%
------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                ---------------------------------------------------------------------------   ---------------
                                  SIX MONTHS        YEAR        YEAR        YEAR        YEAR         YEAR       SIX MONTHS
                                     ENDED         ENDED       ENDED       ENDED       ENDED        ENDED          ENDED
                                   APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,      APRIL 30,
                                     2018           2017        2016        2015        2014         2013          2018
------------------------------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)                                                                   (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    12.45      $    12.86   $    12.67  $    12.60  $    12.52  $    13.13   $    10.85
                                ----------      ----------   ----------  ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.13            0.26         0.26        0.27        0.29        0.31         0.09
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.47)          (0.39)        0.24        0.13        0.08       (0.58)       (0.17)
                                ----------      ----------   ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations.................      (0.34)          (0.13)        0.50        0.40        0.37       (0.27)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.12)          (0.25)       (0.25)      (0.27)      (0.29)      (0.32)       (0.07)
  Net Realized Gains...........      (0.01)          (0.03)       (0.06)      (0.06)         --       (0.02)       (0.01)
                                ----------      ----------   ----------  ----------  ----------  ----------   ----------
   Total Distributions.........      (0.13)          (0.28)       (0.31)      (0.33)      (0.29)      (0.34)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    11.98      $    12.45   $    12.86  $    12.67  $    12.60  $    12.52   $    10.69
=============================== ===========     ==========   ==========  ==========  ==========  ==========   ===========
Total Return...................      (2.71)%(D)      (0.93)%       3.95%       3.25%       3.00%      (2.09)%      (0.72)%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $4,830,735      $4,629,841   $3,811,636  $3,378,949  $4,021,616  $3,665,838   $5,902,942
Ratio of Expenses to Average
 Net Assets....................       0.12%(E)        0.12%        0.12%       0.12%       0.12%       0.12%        0.22%(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.12%(E)        0.12%        0.12%       0.12%       0.12%       0.12%        0.22%(E)
Ratio of Net Investment Income
 to Average Net Assets.........       2.17%(E)        2.06%        2.01%       2.17%       2.30%       2.45%        1.74%(E)
Portfolio Turnover Rate........          5%(D)          12%          17%         19%         29%          6%          10%(D)
------------------------------------------------------------------------------------------------------------------------------

                                  DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                                -----------------------------------------------------------
                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                 OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                   2017        2016        2015        2014        2013
-------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $    10.90  $    10.82  $    10.86  $    10.86  $    10.98
                                ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.20        0.19        0.17        0.16        0.17
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.07)       0.10       (0.01)         --       (0.09)
                                ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       0.13        0.29        0.16        0.16        0.08
-------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.18)      (0.19)      (0.19)      (0.14)      (0.18)
  Net Realized Gains...........         --       (0.02)      (0.01)      (0.02)      (0.02)
                                ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.18)      (0.21)      (0.20)      (0.16)      (0.20)
-------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    10.85  $    10.90  $    10.82  $    10.86  $    10.86
=============================== ==========  ==========  ==========  ==========  ==========
Total Return...................       1.19%       2.70%       1.48%       1.44%       0.79%
-------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $5,559,764  $4,723,470  $3,896,233  $3,822,894  $2,632,084
Ratio of Expenses to Average
 Net Assets....................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.22%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment Income
 to Average Net Assets.........       1.85%       1.77%       1.58%       1.45%       1.57%
Portfolio Turnover Rate........         23%         25%         28%         23%         19%
-------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                                                         ---------------------------------------------------------------

                                                           SIX MONTHS       YEAR        YEAR        YEAR        YEAR
                                                              ENDED        ENDED       ENDED       ENDED       ENDED
                                                            APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                              2018          2017        2016        2015        2014
-------------------------------------------------------------------------------------------------------------------------
                                                           (UNAUDITED)
Net Asset Value, Beginning of Period.................... $    10.85      $    10.97  $    10.67  $    10.80  $    10.50
                                                         ----------      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.16            0.33        0.32        0.33        0.33
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      (0.54)          (0.11)       0.37       (0.04)       0.28
                                                         ----------      ----------  ----------  ----------  ----------
   Total from Investment Operations.....................      (0.38)           0.22        0.69        0.29        0.61
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.15)          (0.32)      (0.34)      (0.37)      (0.31)
  Net Realized Gains....................................      (0.03)          (0.02)      (0.05)      (0.05)         --
                                                         ----------      ----------  ----------  ----------  ----------
   Total Distributions..................................      (0.18)          (0.34)      (0.39)      (0.42)      (0.31)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................... $    10.29      $    10.85  $    10.97  $    10.67  $    10.80
======================================================== ===========     ==========  ==========  ==========  ==========
Total Return............................................      (3.47)%(D)       2.05%       6.61%       2.66%       5.91%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $1,846,220      $1,804,891  $1,414,041  $1,068,817  $2,133,894
Ratio of Expenses to Average Net Assets.................       0.22%(E)        0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor)......................       0.22%(E)        0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets....       3.12%(E)        3.03%       2.99%       3.05%       3.06%
Portfolio Turnover Rate.................................         13%(D)          18%         28%         30%         23%
-------------------------------------------------------------------------------------------------------------------------

                                                                                 DFA TARGETED CREDIT PORTFOLIO
                                                         -----------  --------------------------------------------
                                                                                                             PERIOD
                                                             YEAR      SIX MONTHS      YEAR      YEAR       MAY 20,
                                                            ENDED         ENDED       ENDED     ENDED      2015(A) TO
                                                           OCT. 31,     APRIL 30,    OCT. 31,  OCT. 31,     OCT. 31,
                                                             2013         2018         2017      2016         2015
-------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)
Net Asset Value, Beginning of Period.................... $    11.10    $  10.06      $  10.08  $   9.96   $  10.00
                                                         ----------    --------      --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.31        0.11          0.22      0.21       0.08
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      (0.59)      (0.23)        (0.03)     0.12      (0.06)
                                                         ----------    --------      --------  --------   --------
   Total from Investment Operations.....................      (0.28)      (0.12)         0.19      0.33       0.02
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.31)      (0.07)        (0.21)    (0.21)     (0.06)
  Net Realized Gains....................................      (0.01)      (0.02)           --        --         --
                                                         ----------    --------      --------  --------   --------
   Total Distributions..................................      (0.32)      (0.09)        (0.21)    (0.21)     (0.06)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................... $    10.50    $   9.85      $  10.06  $  10.08   $   9.96
======================================================== ==========   ===========    ========  ========  ==========
Total Return............................................      (2.62)%     (1.23)%(D)     1.94%     3.39%      0.18%(D)
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $1,391,394    $590,289      $514,588  $356,579   $220,608
Ratio of Expenses to Average Net Assets.................       0.22%       0.20%(E)      0.20%     0.20%      0.20%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor)......................       0.23%       0.22%(E)      0.23%     0.24%      0.28%(C)(E)
Ratio of Net Investment Income to Average Net Assets....       2.88%       2.19%(E)      2.25%     2.06%      1.81%(C)(E)
Portfolio Turnover Rate.................................         10%         14%(D)        41%       21%         2%(D)
-------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                DFA GLOBAL
                                                             CORE PLUS FIXED
                                                             INCOME PORTFOLIO
                                                             ----------------    ---------------
                                                                  PERIOD
                                                                 JAN. 11,          SIX MONTHS
                                                                2018(A) TO            ENDED
                                                                APRIL 30,           APRIL 30,
                                                                   2018               2018
-------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)         (UNAUDITED)
Net Asset Value, Beginning of Period........................     $  10.00        $    10.90
                                                                 --------        ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................         0.04              0.13
 Net Gains (Losses) on Securities (Realized and Unrealized).        (0.16)            (0.42)
                                                                 --------        ----------
   Total from Investment Operations.........................        (0.12)            (0.29)
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................        (0.02)            (0.12)
 Net Realized Gains.........................................           --                --
                                                                 --------        ----------
   Total Distributions......................................        (0.02)            (0.12)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................     $   9.86        $    10.49
===========================================================  ================    ===========
Total Return................................................        (1.25)%(D)        (2.65)%(D)
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).........................     $421,054        $8,462,848
Ratio of Expenses to Average Net Assets.....................         0.27%(C)(E)       0.22%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................         0.27%(C)(E)       0.22%(E)
Ratio of Net Investment Income to Average Net Assets........         1.38%(C)(E)       2.44%(E)
Portfolio Turnover Rate.....................................           91% (D)            7%(D)
-------------------------------------------------------------------------------------------------


                                                                       DFA INVESTMENT GRADE PORTFOLIO
                                                             --------------------------------------------------------------

                                                                YEAR        YEAR        YEAR          YEAR           YEAR
                                                               ENDED       ENDED       ENDED         ENDED          ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       OCT. 31,
                                                                2017        2016        2015          2014           2013
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    11.04  $    10.80  $    10.76  $    10.57     $    10.99
                                                             ----------  ----------  ----------  ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.25        0.24        0.27        0.26           0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.16)       0.25        0.02        0.18          (0.42)
                                                             ----------  ----------  ----------  ----------     ----------
   Total from Investment Operations.........................       0.09        0.49        0.29        0.44          (0.17)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.23)      (0.22)      (0.25)      (0.25)         (0.24)
 Net Realized Gains.........................................         --       (0.03)         --          --          (0.01)
                                                             ----------  ----------  ----------  ----------     ----------
   Total Distributions......................................      (0.23)      (0.25)      (0.25)      (0.25)         (0.25)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.90  $    11.04  $    10.80  $    10.76     $    10.57
===========================================================  ==========  ==========  ==========  ==========     ==========
Total Return................................................       0.86%       4.62%       2.77%       4.29%         (1.58)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $8,185,290  $6,193,789  $4,153,194  $2,433,057     $1,442,269
Ratio of Expenses to Average Net Assets.....................       0.22%       0.22%       0.22%       0.22%(B)       0.22%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.22%       0.22%       0.38%       0.40%(B)       0.41%(B)
Ratio of Net Investment Income to Average Net Assets........       2.32%       2.20%       2.49%       2.40%(B)       2.30%(B)
Portfolio Turnover Rate.....................................         18%          7%         52%        N/A            N/A
------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                DFA DIVERSIFIED FIXED INCOME PORTFOLIO
                                                                             -----------------------------------
                                                                                                             PERIOD
                                                                              SIX MONTHS       YEAR         AUG. 10,
                                                                                 ENDED        ENDED        2016(A) TO
                                                                               APRIL 30,     OCT. 31,       OCT. 31,
                                                                                 2018          2017           2016
---------------------------------------------------------------------------------------------------------------------------
                                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................................  $   9.76      $   9.92    $  10.00
                                                                              --------      --------    --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................      0.10          0.15        0.02
  Net Gains (Losses) on Securities (Realized and Unrealized)................     (0.24)        (0.16)      (0.08)
                                                                              --------      --------    --------
   Total from Investment Operations.........................................     (0.14)        (0.01)      (0.06)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................     (0.09)        (0.15)      (0.02)
  Net Realized Gains........................................................        --            --          --
                                                                              --------      --------    --------
   Total Distributions......................................................     (0.09)        (0.15)      (0.02)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................  $   9.53      $   9.76    $   9.92
============================================================================ ===========    ========   ==========
Total Return................................................................     (1.40)%(D)    (0.05)%     (0.64)%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).........................................  $699,069      $530,016    $112,561
Ratio of Expenses to Average Net Assets.....................................      0.15%(E)      0.15%       0.15%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor)...........      0.25%(E)      0.29%       0.45%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........................      2.06%(E)      1.56%       0.91%(C)(E)
Portfolio Turnover Rate.....................................................         2%(D)         5%        N/A
---------------------------------------------------------------------------------------------------------------------------

                                                                                                   DFA LTIP PORTFOLIO
                                                                             ----------------------------------------------------

                                                                             SIX MONTHS       YEAR      YEAR     YEAR      YEAR
                                                                                ENDED        ENDED     ENDED    ENDED     ENDED
                                                                              APRIL 30,     OCT. 31,  OCT. 31, OCT. 31,  OCT. 31,
                                                                                2018          2017      2016     2015      2014
----------------------------------------------------------------------------------------------------------------------------------
                                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................................  $   9.31     $   9.81   $  8.67   $ 9.50    $ 8.80
                                                                              --------     --------   -------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................      0.17         0.25      0.26     0.05      0.20
  Net Gains (Losses) on Securities (Realized and Unrealized)................        --        (0.50)     1.03    (0.81)     0.86
                                                                              --------     --------   -------   ------    ------
   Total from Investment Operations.........................................      0.17        (0.25)     1.29    (0.76)     1.06
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................     (0.13)       (0.24)    (0.15)   (0.07)    (0.36)
  Net Realized Gains........................................................        --        (0.01)       --       --        --
                                                                              --------     --------   -------   ------    ------
   Total Distributions......................................................     (0.13)       (0.25)    (0.15)   (0.07)    (0.36)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................  $   9.35     $   9.31   $  9.81   $ 8.67    $ 9.50
============================================================================ ===========   ========   ======== ========  ========
Total Return................................................................      1.83%(D)    (2.52)%   14.90%   (8.04)%   12.22%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).........................................  $174,840     $124,591   $63,267   $  208    $  995
Ratio of Expenses to Average Net Assets.....................................      0.15%(E)     0.15%     0.15%    0.28%     0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor)...........      0.13%(E)     0.14%     0.21%   16.22%     3.63%
Ratio of Net Investment Income to Average Net Assets........................      3.69%(E)     2.75%     2.76%    0.49%     2.29%
Portfolio Turnover Rate.....................................................         4%(D)        2%        4%      88%      105%
----------------------------------------------------------------------------------------------------------------------------------

                                                                             --------

                                                                               YEAR
                                                                              ENDED
                                                                             OCT. 31,
                                                                               2013
--------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................................ $ 11.38
                                                                             -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.15
  Net Gains (Losses) on Securities (Realized and Unrealized)................   (2.60)
                                                                             -------
   Total from Investment Operations.........................................   (2.45)
--------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.13)
  Net Realized Gains........................................................      --
                                                                             -------
   Total Distributions......................................................   (0.13)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $  8.80
============================================================================ ========
Total Return................................................................  (21.54)%
--------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $ 1,375
Ratio of Expenses to Average Net Assets.....................................    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor)...........    2.90%
Ratio of Net Investment Income to Average Net Assets........................    1.50%
Portfolio Turnover Rate.....................................................     120%
--------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                                                   ----------------------------------------------------------------------------

                                                     SIX MONTHS        YEAR        YEAR         YEAR        YEAR         YEAR
                                                        ENDED         ENDED       ENDED        ENDED       ENDED        ENDED
                                                      APRIL 30,      OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                        2018           2017        2016         2015        2014         2013
----------------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    11.79      $    12.09   $    11.54  $    11.75   $    11.84  $    13.00
                                                   ----------      ----------   ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.18            0.25         0.16        0.06         0.22        0.21
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.23)          (0.29)        0.53       (0.17)       (0.06)      (1.05)
                                                   ----------      ----------   ----------  ----------   ----------  ----------
   Total from Investment Operations...............      (0.05)          (0.04)        0.69       (0.11)        0.16       (0.84)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.15)          (0.23)       (0.13)      (0.07)       (0.25)      (0.24)
  Net Realized Gains..............................         --           (0.03)       (0.01)      (0.03)          --       (0.08)
                                                   ----------      ----------   ----------  ----------   ----------  ----------
   Total Distributions............................      (0.15)          (0.26)       (0.14)      (0.10)       (0.25)      (0.32)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    11.59      $    11.79   $    12.09  $    11.54   $    11.75  $    11.84
=================================================  ===========     ==========   ==========  ==========   ==========  ==========
Total Return......................................      (0.40)%(D)      (0.26)%       5.96%      (0.98)%       1.38%      (6.59)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $4,607,689      $4,359,301   $3,514,067  $2,982,898   $2,722,146  $2,592,771
Ratio of Expenses to Average Net Assets...........       0.12%(E)        0.12%        0.12%       0.12%        0.12%       0.12%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................       0.12%(E)        0.12%        0.12%       0.12%        0.12%       0.12%
Ratio of Net Investment Income to Average Net
 Assets...........................................       3.11%(E)        2.14%        1.35%       0.54%        1.83%       1.68%
Portfolio Turnover Rate...........................         16%(D)          16%          19%         12%          25%         26%
----------------------------------------------------------------------------------------------------------------------------------

                                                                DFA SHORT-DURATION REAL RETURN PORTFOLIO
                                                   -----------------------------------------------------------
                                                                                                         PERIOD
                                                    SIX MONTHS       YEAR       YEAR        YEAR        NOV. 5,
                                                       ENDED        ENDED      ENDED       ENDED       2013(A) TO
                                                     APRIL 30,     OCT. 31,   OCT. 31,    OCT. 31,      OCT. 31,
                                                       2018          2017       2016        2015          2014
---------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    10.02     $    10.02  $   9.79  $  10.00      $  10.00
                                                   ----------     ----------  --------  --------      --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.08           0.17      0.17      0.14          0.11
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.06)         (0.03)     0.18     (0.26)        (0.09)
                                                   ----------     ----------  --------  --------      --------
   Total from Investment Operations...............       0.02           0.14      0.35     (0.12)         0.02
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.17)         (0.14)    (0.12)    (0.09)        (0.02)
  Net Realized Gains..............................         --             --        --        --            --
                                                   ----------     ----------  --------  --------      --------
   Total Distributions............................      (0.17)         (0.14)    (0.12)    (0.09)        (0.02)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     9.87     $    10.02  $  10.02  $   9.79      $  10.00
=================================================  ===========    ==========  ========  ========     ==========
Total Return......................................       0.19%(D)       1.42%     3.67%    (1.14)%        0.20%(D)
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $1,271,822     $1,130,418  $914,956  $784,996      $632,077
Ratio of Expenses to Average Net Assets...........       0.23%(E)       0.24%     0.24%     0.24%         0.24%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................       0.23%(E)       0.23%     0.23%     0.23%         0.31%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.70%(E)       1.72%     1.68%     1.38%(E)      1.12%(C)(E)
Portfolio Turnover Rate...........................         18%(D)         35%       62%       30%          138%(D)
---------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         DFA
                                                                                     CALIFORNIA
                                                                                      MUNICIPAL
                                                                                     REAL RETURN
                                        DFA MUNICIPAL REAL RETURN PORTFOLIO           PORTFOLIO
                                --------------------------------------------        -----------
                                                                       PERIOD          PERIOD
                                 SIX MONTHS      YEAR      YEAR       NOV. 4,          NOV. 1,
                                    ENDED       ENDED     ENDED      2014(A) TO      2017(A) TO
                                  APRIL 30,    OCT. 31,  OCT. 31,     OCT. 31,        APRIL 30,
                                    2018         2017      2016         2015            2018
----------------------------------------------------------------------------------------------------
                                 (UNAUDITED)                                         (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $   9.94      $   9.93  $   9.72   $  10.00          $ 10.00
                                 --------      --------  --------   --------          -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.07          0.13      0.12       0.11             0.06
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.13)         0.01      0.21      (0.31)           (0.12)
                                 --------      --------  --------   --------          -------
   Total from Investment
    Operations.................     (0.06)         0.14      0.33      (0.20)           (0.06)
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.07)        (0.13)    (0.12)     (0.08)           (0.05)
 Net Realized Gains............        --            --        --         --               --
                                 --------      --------  --------   --------          -------
   Total Distributions.........     (0.07)        (0.13)    (0.12)     (0.08)           (0.05)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $   9.81      $   9.94  $   9.93   $   9.72          $  9.89
==============================  ===========    ========  ========  ==========       ===========
Total Return...................     (0.61)%(D)     1.42%     3.40%     (1.98)%(D)       (0.62)%(D)
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $810,886      $716,821  $473,985   $184,238          $85,108
Ratio of Expenses to Average
 Net Assets....................      0.22%(E)      0.23%     0.26%      0.27%(C)(E)      0.30%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......      0.23%(E)      0.24%     0.24%      0.35%(C)(E)      0.30%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.49%(E)      1.34%     1.19%      1.12%(C)(E)      1.22%(C)(E)
Portfolio Turnover Rate........         2%(D)         4%        0%         0%(D)            0%
----------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(A)

                                                                         DFA MUNICIPAL BOND PORTFOLIO
                                                              --------------------------------------------        ---------------
                                                                                                     PERIOD
                                                               SIX MONTHS      YEAR      YEAR      MARCH 10,        SIX MONTHS
                                                                  ENDED       ENDED     ENDED      2015(A) TO          ENDED
                                                                APRIL 30,    OCT. 31,  OCT. 31,     OCT. 31,         APRIL 30,
                                                                  2018         2017      2016         2015             2018
----------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)                                          (UNAUDITED)
Net Asset Value, Beginning of Period.........................  $  10.18      $  10.22  $  10.12   $  10.00        $    10.18
                                                               --------      --------  --------   --------        ----------
Income from Investment Operations
-
  Net Investment Income (Loss) (A)...........................      0.07          0.12      0.12       0.09              0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).     (0.21)        (0.04)     0.10       0.09             (0.08)
                                                               --------      --------  --------   --------        ----------
   Total from Investment Operations..........................     (0.14)         0.08      0.22       0.18             (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................     (0.06)        (0.12)    (0.12)     (0.06)            (0.05)
  Net Realized Gains.........................................        --            --        --         --                --
                                                               --------      --------  --------   --------        ----------
   Total Distributions.......................................     (0.06)        (0.12)    (0.12)     (0.06)            (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $   9.98      $  10.18  $  10.22   $  10.12        $    10.10
============================================================= ===========    ========  ========  ==========       ===========
Total Return.................................................     (1.36)%(D)     0.76%     2.22%      1.83%(D)         (0.28)%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..........................  $417,268      $351,938  $220,721   $100,315        $2,576,818
Ratio of Expenses to Average Net Assets......................      0.22%(E)      0.23%     0.23%      0.23%(C)(E)       0.21%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees Paid Indirectly)).......      0.23%(E)      0.24%     0.25%      0.37%(C)(E)       0.22%(E)
Ratio of Net Investment Income to Average Net Assets.........      1.33%(E)      1.17%     1.13%      1.31%(C)(E)       1.08%(E)
Portfolio Turnover Rate......................................         5%(D)         8%        2%         2%(D)             8%(D)
----------------------------------------------------------------------------------------------------------------------------------

                                                                 DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                              -----------------------------------------------------------

                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2017        2016        2015        2014        2013
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    10.21  $    10.24  $    10.23  $    10.23  $    10.29
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income (Loss) (A)...........................       0.10        0.09        0.09        0.09        0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.03)      (0.02)       0.01          --       (0.06)
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.07        0.07        0.10        0.09        0.04
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................      (0.10)      (0.10)      (0.09)      (0.09)      (0.10)
  Net Realized Gains.........................................         --          --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.10)      (0.10)      (0.09)      (0.09)      (0.10)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    10.18  $    10.21  $    10.24  $    10.23  $    10.23
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       0.67%       0.68%       1.00%       0.87%       0.42%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,531,941  $2,103,981  $2,199,837  $2,206,915  $1,780,699
Ratio of Expenses to Average Net Assets......................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees Paid Indirectly)).......       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.........       0.96%       0.92%       0.90%       0.88%       0.98%
Portfolio Turnover Rate......................................         16%         11%         18%         30%         24%
-------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                           --------------------------------------------------------------------
                                             SIX MONTHS       YEAR        YEAR       YEAR      YEAR       YEAR
                                                ENDED        ENDED       ENDED      ENDED     ENDED      ENDED
                                              APRIL 30,     OCT. 31,    OCT. 31,   OCT. 31,  OCT. 31,   OCT. 31,
                                                2018          2017        2016       2015      2014       2013
------------------------------------------------------------------------------------------------------------------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period...... $    10.19      $    10.25  $    10.17  $  10.10  $   9.84  $  10.06
                                           ----------      ----------  ----------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.08            0.14        0.14      0.15      0.17      0.13
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      (0.24)          (0.06)       0.09      0.06      0.25     (0.22)
                                           ----------      ----------  ----------  --------  --------  --------
   Total from Investment Operations.......      (0.16)           0.08        0.23      0.21      0.42     (0.09)
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.07)          (0.14)      (0.15)    (0.14)    (0.16)    (0.13)
                                           ----------      ----------  ----------  --------  --------  --------
   Total Distributions....................      (0.07)          (0.14)      (0.15)    (0.14)    (0.16)    (0.13)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     9.96      $    10.19  $    10.25  $  10.17  $  10.10  $   9.84
========================================== ===========     ==========  ==========  ========  ========  ========
Total Return..............................      (1.56)%(D)       0.75%       2.23%     2.13%     4.34%    (0.91)%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $1,754,348      $1,667,648  $1,264,647  $910,481  $508,722  $269,514
Ratio of Expenses to Average Net
 Assets...................................       0.22%(E)        0.23%       0.23%     0.23%     0.23%     0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.22%(E)        0.23%       0.22%     0.23%     0.24%     0.26%
Ratio of Net Investment Income to Average
 Net Assets...............................       1.51%(E)        1.35%       1.34%     1.47%     1.69%     1.36%
Portfolio Turnover Rate...................          2%(D)           4%          3%        1%        4%        0%
------------------------------------------------------------------------------------------------------------------

                                                   DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                           ------------------------------------------------------------------
                                             SIX MONTHS       YEAR       YEAR      YEAR      YEAR      YEAR
                                                ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                              APRIL 30,     OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                2018          2017       2016      2015      2014      2013
--------------------------------------------------------------------------------------------------------------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period...... $    10.31      $    10.33  $  10.34  $  10.33  $  10.31  $  10.34
                                           ----------      ----------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.05            0.09      0.09      0.08      0.09      0.10
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      (0.09)          (0.02)    (0.01)     0.01      0.01     (0.03)
                                           ----------      ----------  --------  --------  --------  --------
   Total from Investment Operations.......      (0.04)           0.07      0.08      0.09      0.10      0.07
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.05)          (0.09)    (0.09)    (0.08)    (0.08)    (0.10)
                                           ----------      ----------  --------  --------  --------  --------
   Total Distributions....................      (0.05)          (0.09)    (0.09)    (0.08)    (0.08)    (0.10)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    10.22      $    10.31  $  10.33  $  10.34  $  10.33  $  10.31
========================================== ===========     ==========  ========  ========  ========  ========
Total Return..............................      (0.42)%(D)       0.68%     0.79%     0.87%     1.02%     0.70%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $1,092,810      $1,031,539  $880,209  $825,484  $703,773  $521,090
Ratio of Expenses to Average Net
 Assets...................................       0.21%(E)        0.22%     0.22%     0.22%     0.22%     0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.21%(E)        0.22%     0.22%     0.22%     0.22%     0.23%
Ratio of Net Investment Income to Average
 Net Assets...............................       0.98%(E)        0.88%     0.84%     0.78%     0.83%     0.98%
Portfolio Turnover Rate...................         11%(D)          19%       20%       23%       22%       28%
--------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                --------------------------------------------------------------

                                 SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                    ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                  APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                    2018         2017      2016      2015      2014      2013
------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  10.58      $  10.62  $  10.56  $  10.47  $  10.16  $ 10.30
                                 --------      --------  --------  --------  --------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.07          0.14      0.15      0.17      0.18     0.15
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.23)        (0.04)     0.07      0.08      0.30    (0.14)
                                 --------      --------  --------  --------  --------  -------
   Total from Investment
    Operations.................     (0.16)         0.10      0.22      0.25      0.48     0.01
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.07)        (0.14)    (0.16)    (0.16)    (0.17)   (0.15)
 Net Realized Gains............        --            --        --        --        --       --
                                 --------      --------  --------  --------  --------  -------
   Total Distributions.........     (0.07)        (0.14)    (0.16)    (0.16)    (0.17)   (0.15)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  10.35      $  10.58  $  10.62  $  10.56  $  10.47  $ 10.16
==============================  ===========    ========  ========  ========  ========  ========
Total Return...................     (1.51)%(D)     0.97%     2.10%     2.46%     4.82%    0.08%
------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $402,191      $347,302  $255,893  $196,624  $140,424  $97,199
Ratio of Expenses to Average
 Net Assets....................      0.22%(E)      0.23%     0.23%     0.23%     0.23%    0.23%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......      0.22%(E)      0.23%     0.23%     0.23%     0.24%    0.26%
Ratio of Net Investment
 Income to Average Net Assets..      1.44%(E)      1.36%     1.42%     1.59%     1.75%    1.48%
Portfolio Turnover Rate........         3%(D)         7%        4%        2%       14%      11%
------------------------------------------------------------------------------------------------

                                        DFA NY MUNICIPAL BOND PORTFOLIO
                                -----------------------------------------
                                                                     PERIOD
                                SIX MONTHS       YEAR     YEAR      JUNE 16,
                                   ENDED        ENDED    ENDED     2015(A) TO
                                 APRIL 30,     OCT. 31, OCT. 31,    OCT. 31,
                                   2018          2017     2016        2015
--------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
 Period........................   $ 10.24      $ 10.25  $ 10.14   $ 10.00
                                  -------      -------  -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.06         0.11     0.11      0.05
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.14)       (0.01)    0.12      0.12
                                  -------      -------  -------   -------
   Total from Investment
    Operations.................     (0.08)        0.10     0.23      0.17
--------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.06)       (0.11)   (0.12)    (0.03)
 Net Realized Gains............        --           --       --        --
                                  -------      -------  -------   -------
   Total Distributions.........     (0.06)       (0.11)   (0.12)    (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.   $ 10.10      $ 10.24  $ 10.25   $ 10.14
==============================  ===========    ======== ======== ==========
Total Return...................     (0.82)%(D)    0.94%    2.29%     1.75%(D)
--------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................   $94,704      $91,204  $57,581   $28,985
Ratio of Expenses to Average
 Net Assets....................      0.24%(E)     0.25%    0.25%     0.25%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......      0.24%(E)     0.25%    0.34%     0.51%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.18%(E)     1.06%    1.10%     1.25%(D)(E)
Portfolio Turnover Rate........        15%(D)       15%       1%        0%(D)
--------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 DFA MN MUNICIPAL BOND
                                                                       PORTFOLIO
                                                             -----------------------
                                                                                PERIOD
                                                             SIX MONTHS        JULY 25,
                                                                ENDED         2017(A) TO
                                                              APRIL 30,        OCT. 31,
                                                                2018             2017
-------------------------------------------------------------------------------------------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................   $  9.95       $ 10.00
                                                               -------       -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.05          0.02
 Net Gains (Losses) on Securities (Realized and Unrealized).     (0.21)        (0.05)
                                                               -------       -------
   Total from Investment Operations.........................     (0.16)        (0.03)
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.05)        (0.02)
 Net Realized Gains.........................................        --            --
                                                               -------       -------
   Total Distributions......................................     (0.05)        (0.02)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................   $  9.74       $  9.95
===========================================================  ===========    ==========
Total Return................................................     (1.62)%(D)    (0.28)%(D)
-------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).........................   $66,769       $61,259
Ratio of Expenses to Average Net Assets.....................      0.32%(E)      0.24%(E)(C)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees Paid Indirectly))......      0.40%(E)      0.37%(E)(C)
Ratio of Net Investment Income to Average Net Assets........      1.09%(E)      0.96%(E)(C)
Portfolio Turnover Rate.....................................         9%(D)         0%(D)
-------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-five (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The DFA Diversified Fixed Income Portfolio achieves its investment objective by primarily investing directly or through other series of the Fund (collectively, the "Underlying Funds"). At April 30, 2018, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                                            PERCENTAGE
                                                                                            OWNERSHIP
FUND OF FUNDS                           UNDERLYING FUNDS                                    AT 4/30/18
-------------                           ----------------                                    ----------
DFA Diversified Fixed Income Portfolio  DFA Two-Year Global Fixed Income Portfolio              4%
                                        DFA Intermediate Government Fixed Income Portfolio      7%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

   4. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   5. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               DFA One-Year Fixed Income Portfolio........ 0.15%
               DFA Two-Year Global Fixed Income Portfolio. 0.15%

        DFA Selectively Hedged Global Fixed Income Portfolio...... 0.15%
        DFA Five-Year Global Fixed Income Portfolio............... 0.25%
        DFA World ex U.S. Government Fixed Income Portfolio....... 0.18%
        DFA Short-Term Government Portfolio....................... 0.17%
        DFA Intermediate Government Fixed Income Portfolio........ 0.10%
        DFA Short-Term Extended Quality Portfolio................. 0.20%
        DFA Intermediate-Term Extended Quality Portfolio.......... 0.20%
        DFA Targeted Credit Portfolio............................. 0.19%
        DFA Global Core Plus Fixed Income Portfolio............... 0.25%
        DFA Investment Grade Portfolio............................ 0.20%
        DFA Diversified Fixed Income Portfolio.................... 0.12%
        DFA LTIP Portfolio........................................ 0.10%
        DFA Inflation-Protected Securities Portfolio.............. 0.10%
        DFA Short-Duration Real Return Portfolio.................. 0.20%
        DFA Municipal Real Return Portfolio....................... 0.20%
        DFA California Municipal Real Return Portfolio............ 0.20%
        DFA Municipal Bond Portfolio.............................. 0.20%
        DFA Short-Term Municipal Bond Portfolio................... 0.20%
        DFA Intermediate-Term Municipal Bond Portfolio............ 0.20%
        DFA California Short-Term Municipal Bond Portfolio........ 0.20%
        DFA California Intermediate-Term Municipal Bond Portfolio. 0.20%
        DFA NY Municipal Bond Portfolio........................... 0.20%
        DFA MN Municipal Bond Portfolio........................... 0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for the Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than prior year expense cap that was in place when such prior year expenses were waived.

                                                                                   NET WAIVED FEES/
                                                                    PREVIOUSLY     EXPENSES ASSUMED
                                                    RECOVERY       WAIVED FEES/       (RECOVERED
                                      EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                     LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES             AMOUNT   EXPENSES ASSUMED     RECOVERY          ASSUMED)
--------------------------           ---------- ---------------- ----------------- -----------------
DFA Selectively Hedged Global Fixed
  Income Portfolio (1)..............    0.25%          --                --                --
DFA World ex U.S. Government Fixed
  Income Portfolio (1)..............    0.20%         $ 1              $312               $22
DFA Short-Term Government
  Portfolio (2).....................    0.20%          --                --                --
DFA Short-Term Extended Quality
  Portfolio (1).....................    0.22%           6               600                35

                                                                                          NET WAIVED FEES/
                                                                           PREVIOUSLY     EXPENSES ASSUMED
                                                           RECOVERY       WAIVED FEES/       (RECOVERED
                                             EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                            LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES                    AMOUNT   EXPENSES ASSUMED     RECOVERY          ASSUMED)
--------------------------                  ---------- ---------------- ----------------- -----------------
DFA Intermediate-Term Extended Quality
  Portfolio (1)............................    0.22%         $21             $  259             $(16)
DFA Targeted Credit Portfolio (1)..........    0.20%          --                345               50
DFA Global Core Plus Fixed Income
  Portfolio (3)............................    0.30%          14                  7                7
DFA Investment Grade Portfolio (4).........    0.22%          87              3,475              (65)
DFA Diversified Fixed Income
  Portfolio (3)............................    0.15%          --                821              301
DFA LTIP Portfolio (1).....................    0.15%          18                 36              (18)
DFA Inflation-Protected Securities
  Portfolio (1)............................    0.20%          --                 --               --
DFA Short-Duration Real Return
  Portfolio (5)............................    0.24%          20                 --              (20)
DFA Municipal Real Return Portfolio (1)....    0.27%          --                 --               --
DFA California Municipal Real Return
  Portfolio (3)............................    0.30%          --                 10               10
DFA Municipal Bond Portfolio (1)...........    0.23%          10                104               (9)
DFA Short-Term Municipal Bond
  Portfolio (2)............................    0.30%          --                 --               --
DFA Intermediate-Term Municipal Bond
  Portfolio (1)............................    0.23%          23                 --              (23)
DFA California Short-Term Municipal Bond
  Portfolio (1)............................    0.30%          --                 --               --
DFA California Intermediate-Term Municipal
  Bond Portfolio (1).......................    0.23%          10                 --              (10)
DFA NY Municipal Bond Portfolio (1)........    0.25%           6                 58               (5)
DFA MN Municipal Bond Portfolio (1)........    0.32%          --                 45               25

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Advisor, however, shall not be reimbursed for any management fees previously waived to offset the Portfolio's proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
        DFA Two-Year Global Fixed Income Portfolio..........    $24
        DFA Five-Year Global Fixed Income Portfolio.........     43
        DFA World ex U.S. Government Fixed Income Portfolio.     10
        DFA Municipal Real Return Portfolio.................     38
        DFA California Municipal Real Return Portfolio......      2
        DFA Municipal Bond Portfolio........................     12
        DFA Short-Term Municipal Bond Portfolio.............     78

                                                                FEES PAID
                                                                INDIRECTLY
                                                                ----------
     DFA Intermediate-Term Municipal Bond Portfolio............    $51
     DFA California Short-Term Municipal Bond Portfolio........     33
     DFA California Intermediate-Term Municipal Bond Portfolio.     10
     DFA NY Municipal Bond Portfolio...........................      4
     DFA MN Municipal Bond Portfolio...........................      2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

        DFA One-Year Fixed Income Portfolio....................... $393
        DFA Two-Year Global Fixed Income Portfolio................  313
        DFA Selectively Hedged Global Fixed Income Portfolio......   32
        DFA Five-Year Global Fixed Income Portfolio...............  339
        DFA World ex U.S. Government Fixed Income Portfolio.......   12
        DFA Short-Term Government Portfolio.......................   78
        DFA Intermediate Government Fixed Income Portfolio........  132
        DFA Short-Term Extended Quality Portfolio.................   97
        DFA Intermediate-Term Extended Quality Portfolio..........   32
        DFA Targeted Credit Portfolio.............................    4
        DFA Global Core Plus Fixed Income Portfolio...............   --
        DFA Investment Grade Portfolio............................   92
        DFA Diversified Fixed Income Portfolio....................    3
        DFA LTIP Portfolio........................................    1
        DFA Inflation-Protected Securities Portfolio..............   95
        DFA Short-Duration Real Return Portfolio..................   13
        DFA Municipal Real Return Portfolio.......................    6
        DFA California Municipal Real Return Portfolio............   --
        DFA Municipal Bond Portfolio..............................    3
        DFA Short-Term Municipal Bond Portfolio...................   82
        DFA Intermediate-Term Municipal Bond Portfolio............   19
        DFA California Short-Term Municipal Bond Portfolio........   23
        DFA California Intermediate-Term Municipal Bond Portfolio.    4
        DFA NY Municipal Bond Portfolio...........................    1
        DFA MN Municipal Bond Portfolio...........................   --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

                                                             U.S. GOVERNMENT     OTHER INVESTMENT
                                                               SECURITIES           SECURITIES
                                                           ------------------- ---------------------
                                                           PURCHASES   SALES   PURCHASES    SALES
                                                           ---------- -------- ---------- ----------
DFA One-Year Fixed Income Portfolio....................... $  889,346 $990,019 $2,107,169 $1,777,126
DFA Two-Year Global Fixed Income Portfolio................    267,267  407,339  2,193,008  1,803,618
DFA Selectively Hedged Global Fixed Income Portfolio......    100,891   29,315    229,464    257,418
DFA Five-Year Global Fixed Income Portfolio...............         --       --  5,034,665  4,205,264
DFA World ex U.S. Government Fixed Income Portfolio.......         --    1,831    297,307    206,524
DFA Short-Term Government Portfolio.......................    473,166  357,411         --         --
DFA Intermediate Government Fixed Income Portfolio........    663,206  252,808         --         --
DFA Short-Term Extended Quality Portfolio.................         --       --    990,059    572,008
DFA Intermediate-Term Extended Quality Portfolio..........     22,903   17,401    345,791    214,444
DFA Targeted Credit Portfolio.............................         --       --    160,216     74,184
DFA Global Core Plus Fixed Income Portfolio...............         --   10,825    540,924    202,959
DFA Investment Grade Portfolio............................    538,778  365,250    784,871    242,508
DFA Diversified Fixed Income Portfolio....................     44,284   11,422    145,724         --
DFA LTIP Portfolio........................................     54,114    5,618         --         --
DFA Inflation-Protected Securities Portfolio..............  1,006,730  709,818         --         --
DFA Short-Duration Real Return Portfolio..................     81,300   64,715    282,827    150,835
DFA Municipal Real Return Portfolio.......................         --       --    110,656     12,541
DFA California Municipal Real Return Portfolio............         --       --     76,108         --
DFA Municipal Bond Portfolio..............................         --       --     96,744     19,853
DFA Short-Term Municipal Bond Portfolio...................         --       --    307,929    183,432
DFA Intermediate-Term Municipal Bond Portfolio............         --       --    183,107     32,361
DFA California Short-Term Municipal Bond Portfolio........         --       --    152,074    103,702
DFA California Intermediate-Term Municipal Bond Portfolio.         --       --     75,309     11,130
DFA NY Municipal Bond Portfolio...........................         --       --     13,031     12,063
DFA MN Municipal Bond Portfolio...........................         --       --     15,108      5,812

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                            NET REALIZED
                                                            GAIN/(LOSS)                                         DIVIDEND
                                                            ON SALES OF    CHANGE IN                           INCOME FROM
                                                             AFFILIATED   UNREALIZED                           AFFILIATED
                           BALANCE AT PURCHASES   PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                            10/31/17   AT COST   FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA ONE-YEAR FIXED INCOME
 PORTFOLIO
DFA Short Term Investment
 Fund.....................  $100,564  $1,176,920  $898,615      $(40)         $17       $378,846     32,744        --
                            --------  ----------  --------      ----          ---       --------     ------        --
TOTAL.....................  $100,564  $1,176,920  $898,615      $(40)         $17       $378,846     32,744        --
                            ========  ==========  ========      ====          ===       ========     ======        ==

DFA TWO-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
DFA Short Term Investment
 Fund.....................  $ 27,030  $  447,243  $304,259      $(14)         $ 6       $170,006     14,694        --
                            --------  ----------  --------      ----          ---       --------     ------        --
TOTAL.....................  $ 27,030  $  447,243  $304,259      $(14)         $ 6       $170,006     14,694        --
                            ========  ==========  ========      ====          ===       ========     ======        ==

                           CAPITAL GAIN
                           DISTRIBUTIONS
                               FROM
                            AFFILIATED
                            INVESTMENT
                             COMPANIES
-                          -------------
DFA ONE-YEAR FIXED INCOME
 PORTFOLIO
DFA Short Term Investment
 Fund.....................      --
                                --
TOTAL.....................      --
                                ==

DFA TWO-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
DFA Short Term Investment
 Fund.....................      --
                                --
TOTAL.....................      --
                                ==


                                                                NET REALIZED
                                                                GAIN/(LOSS)                                         DIVIDEND
                                                                ON SALES OF    CHANGE IN                           INCOME FROM
                                                                 AFFILIATED   UNREALIZED                           AFFILIATED
                                BALANCE AT PURCHASES  PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                                 10/31/17   AT COST  FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
-                               ---------- --------- ---------- ------------ ------------- ---------- ------------ -----------
DFA SELECTIVELY HEDGED GLOBAL
 FIXED INCOME PORTFOLIO
DFA Short Term Investment
 Fund..........................  $      1  $135,476   $113,567      $ (3)      $      1     $ 21,908      1,894          --
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $      1  $135,476   $113,567      $ (3)      $      1     $ 21,908      1,894          --
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA FIVE-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
DFA Short Term Investment
 Fund..........................  $ 77,381  $389,807   $409,863      $(18)      $      4     $ 57,311      4,953      $  728
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $ 77,381  $389,807   $409,863      $(18)      $      4     $ 57,311      4,953      $  728
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA SHORT-TERM EXTENDED
 QUALITY PORTFOLIO
DFA Short Term Investment
 Fund..........................  $ 21,242  $433,269   $284,790      $ (8)      $      3     $169,716     14,669          --
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $ 21,242  $433,269   $284,790      $ (8)      $      3     $169,716     14,669          --
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA INTERMEDIATE-TERM
 EXTENDED QUALITY PORTFOLIO
DFA Short Term Investment
 Fund..........................  $ 55,477  $426,961   $308,167      $(24)      $      4     $174,251     15,061      $    1
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $ 55,477  $426,961   $308,167      $(24)      $      4     $174,251     15,061      $    1
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA TARGETED CREDIT PORTFOLIO
DFA Short Term Investment
 Fund..........................  $  7,336  $100,875   $ 61,791      $ (4)            --     $ 46,416      4,012      $  269
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $  7,336  $100,875   $ 61,791      $ (4)            --     $ 46,416      4,012      $  269
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA INVESTMENT GRADE
 PORTFOLIO
DFA Short Term Investment
 Fund..........................  $319,672  $850,497   $790,682      $(82)      $     17     $379,422     32,794      $    2
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $319,672  $850,497   $790,682      $(82)      $     17     $379,422     32,794      $    2
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA DIVERSIFIED FIXED INCOME
 PORTFOLIO
Investment in DFA Intermediate
 Government Fixed Income
 Portfolio of..................  $263,735  $ 95,611         --        --       $(11,836)    $347,510     29,008      $3,053
DFA Two-Year Global Fixed
 Income Portfolio of...........   158,623    50,113         --        --         (1,640)     207,096     20,940       1,569
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $422,358  $145,724         --        --       $(13,476)    $554,606     49,948      $4,622
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA SHORT-DURATION REAL
 RETURN PORTFOLIO
DFA Short Term Investment
 Fund..........................  $ 28,874  $227,943   $164,929      $ (8)      $      1     $ 91,881      7,941          --
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $ 28,874  $227,943   $164,929      $ (8)      $      1     $ 91,881      7,941          --
                                 ========  ========   ========      ====       ========     ========     ======      ======

                                CAPITAL GAIN
                                DISTRIBUTIONS
                                    FROM
                                 AFFILIATED
                                 INVESTMENT
                                  COMPANIES
-                               -------------
DFA SELECTIVELY HEDGED GLOBAL
 FIXED INCOME PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA FIVE-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA SHORT-TERM EXTENDED
 QUALITY PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA INTERMEDIATE-TERM
 EXTENDED QUALITY PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA TARGETED CREDIT PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA INVESTMENT GRADE
 PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA DIVERSIFIED FIXED INCOME
 PORTFOLIO
Investment in DFA Intermediate
 Government Fixed Income
 Portfolio of..................     $302
DFA Two-Year Global Fixed
 Income Portfolio of...........       --
                                    ----
TOTAL..........................     $302
                                    ====

DFA SHORT-DURATION REAL
 RETURN PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, non-deductible expenses, expiration of capital loss carryovers, distribution redesignations and short term distributions from underlying RICs were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                              INCREASE       INCREASE
                                                                             (DECREASE)     (DECREASE)
                                                              INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                             (DECREASE)    NET INVESTMENT  NET REALIZED
                                                           PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                           --------------- -------------- --------------
DFA One-Year Fixed Income Portfolio.......................    $  2,052        $ (2,053)      $     1
DFA Two-Year Global Fixed Income Portfolio................         766         (18,714)       17,948
DFA Selectively Hedged Global Fixed Income Portfolio......         569          (2,970)        2,401
DFA Five-Year Global Fixed Income Portfolio...............       6,178         (35,494)       29,316
DFA World ex U.S. Government Fixed Income Portfolio.......     (30,455)        (13,047)       43,502
DFA Short-Term Government Portfolio.......................         562            (564)            2
DFA Intermediate Government Fixed Income Portfolio........       1,270          (1,200)          (70)
DFA Short-Term Extended Quality Portfolio.................       1,443          (6,424)        4,981
DFA Intermediate-Term Extended Quality Portfolio..........         764            (682)          (82)
DFA Targeted Credit Portfolio.............................         214            (591)          377
DFA Investment Grade Portfolio............................       2,443          (7,206)        4,763
DFA Diversified Fixed Income Portfolio....................          78             (10)          (68)
DFA LTIP Portfolio........................................          26             (76)           50
DFA Inflation-Protected Securities Portfolio..............       1,105          (1,107)            2
DFA Short-Duration Real Return Portfolio..................          --          (2,461)        2,461
DFA Municipal Real Return Portfolio.......................          --              --            --
DFA Municipal Bond Portfolio..............................          --              --            --
DFA Short-Term Municipal Bond Portfolio...................          --              --            --
DFA Intermediate-Term Municipal Bond Portfolio............          --              --            --
DFA California Short-Term Municipal Bond Portfolio........          --              --            --
DFA California Intermediate-Term Municipal Bond Portfolio.          --              --            --
DFA NY Municipal Bond Portfolio...........................          --              --            --
DFA MN Municipal Bond Portfolio...........................          --              --            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                     CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                     -------------- ------------- ---------- -------
DFA One-Year Fixed Income Portfolio
2016................................    $55,296        $2,550         --     $57,846
2017................................     75,758           403         --      76,161

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                      CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                      -------------- ------------- ---------- --------
DFA Two-Year Global Fixed Income Portfolio
2016.................................................    $ 24,459            --          --   $ 24,459
2017.................................................      46,352            --          --     46,352
DFA Selectively Hedged Global Fixed Income Portfolio
2016.................................................      10,482            --          --     10,482
2017.................................................      16,079            --          --     16,079
DFA Five-Year Global Fixed Income Portfolio
2016.................................................     186,372       $30,555          --    216,927
2017.................................................     225,389        42,519          --    267,908
DFA World ex U.S. Government Fixed Income Portfolio
2016.................................................      37,065           629          --     37,694
2017.................................................      19,427           550          --     19,977
DFA Short-Term Government Portfolio
2016.................................................      24,266         5,104          --     29,370
2017.................................................      25,111         4,717          --     29,828
DFA Intermediate Government Fixed Income Portfolio
2016.................................................      68,307        14,801          --     83,108
2017.................................................      88,513         6,710          --     95,223
DFA Short-Term Extended Quality Portfolio
2016.................................................      75,753         5,231          --     80,984
2017.................................................      84,613             4          --     84,617
DFA Intermediate-Term Extended Quality Portfolio
2016.................................................      38,250         5,135          --     43,385
2017.................................................      46,757         2,020          --     48,777
DFA Targeted Credit Portfolio
2016.................................................       6,004            --          --      6,004
2017.................................................       9,264            --          --      9,264
DFA Investment Grade Portfolio
2016.................................................     101,641        13,535          --    115,176
2017.................................................     150,794            --          --    150,794
DFA Diversified Fixed Income Portfolio
2016.................................................         110            --          --        110
2017.................................................       5,141            --          --      5,141
DFA LTIP Portfolio
2016.................................................         786            --          --        786
2017.................................................       2,415            --          --      2,415
DFA Inflation-Protected Securities Portfolio
2016.................................................      36,066         2,828          --     38,894
2017.................................................      78,014         8,864          --     86,878
DFA Short-Duration Real Return Portfolio
2016.................................................       9,645            --          --      9,645
2017.................................................      13,087            --          --     13,087
DFA Municipal Real Return Portfolio
2016.................................................          --            --      $4,131      4,131
2017.................................................          --            --       8,396      8,396
DFA Municipal Bond Portfolio
2016.................................................          --            --       1,922      1,922
2017.................................................          --            --       3,378      3,378

                                                           NET INVESTMENT
                                                             INCOME AND
                                                             SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                           CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                           -------------- ------------- ---------- -------
DFA Short-Term Municipal Bond Portfolio
2016......................................................       --            --        $21,005   $21,005
2017......................................................       --            --         22,189    22,189
DFA Intermediate-Term Municipal Bond Portfolio
2016......................................................       --            --         15,739    15,739
2017......................................................       --            --         20,181    20,181
DFA California Short-Term Municipal Bond Portfolio
2016......................................................       --            --          7,440     7,440
2017......................................................       --            --          8,471     8,471
DFA California Intermediate-Term Municipal Bond Portfolio
2016......................................................       --            --          3,364     3,364
2017......................................................       --            --          4,115     4,115
DFA NY Municipal Bond Portfolio
2016......................................................       --            --            487       487
2017......................................................       --            --            796       796
DFA MN Municipal Bond Portfolio
2016......................................................       --            --             --        --
2017......................................................       --            --            131       131

   The DFA MN Municipal Bond Portfolio commenced operations on July 25, 2017, and did not pay any distributions for the year ended October 31, 2016.

   The DFA California Municipal Real Return Portfolio commenced operations on November 1, 2017, and did not pay any distributions for the year ended
October 31, 2016. The DFA Global Core Plus Fixed Income Portfolio commenced operations on January 11, 2018, and did not pay any distributions for the years ended October 31, 2016 and October 31, 2017.

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM
                                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                      -------------- ------------- -------
DFA One-Year Fixed Income Portfolio..................    $(2,052)           --     $(2,052)
DFA Two-Year Global Fixed Income Portfolio...........       (766)           --        (766)
DFA Selectively Hedged Global Fixed Income Portfolio.       (569)           --        (569)
DFA Five-Year Global Fixed Income Portfolio..........     (5,964)        $(214)     (6,178)
DFA World ex U.S. Government Fixed Income Portfolio..         --            --          --
DFA Short-Term Government Portfolio..................       (562)           --        (562)
DFA Intermediate Government Fixed Income Portfolio...     (1,200)          (70)     (1,270)
DFA Short-Term Extended Quality Portfolio............     (1,386)          (57)     (1,443)
DFA Intermediate-Term Extended Quality Portfolio.....       (681)          (83)       (764)
DFA Targeted Credit Portfolio........................       (196)          (18)       (214)
DFA Investment Grade Portfolio.......................     (2,443)           --      (2,443)
DFA Diversified Fixed Income Portfolio...............        (77)           (1)        (78)
DFA LTIP Portfolio...................................        (26)           --         (26)
DFA Inflation-Protected Securities Portfolio.........     (1,105)           --      (1,105)
DFA Short-Duration Real Return Portfolio.............         --            --          --
DFA Municipal Real Return Portfolio..................         --            --          --
DFA Municipal Bond Portfolio.........................         --            --          --

                                                           NET INVESTMENT
                                                             INCOME AND
                                                             SHORT-TERM     LONG-TERM
                                                           CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                           -------------- ------------- -----
DFA Short-Term Municipal Bond Portfolio...................       --            --        --
DFA Intermediate-Term Municipal Bond Portfolio............       --            --        --
DFA California Short-Term Municipal Bond Portfolio........       --            --        --
DFA California Intermediate-Term Municipal Bond Portfolio.       --            --        --
DFA NY Municipal Bond Portfolio...........................       --            --        --
DFA MN Municipal Bond Portfolio...........................       --            --        --

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                            UNDISTRIBUTED                                               TOTAL NET
                                            NET INVESTMENT                                            DISTRIBUTABLE
                                              INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                              SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                            CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                            -------------- ------------- ------------- -------------- -------------
DFA One-Year Fixed Income Portfolio........    $    398           --       $ (3,162)      $(10,506)     $(13,270)
DFA Two-Year Global Fixed Income
  Portfolio................................      35,430           --         (7,424)       (16,527)       11,479
DFA Selectively Hedged Global Fixed
  Income Portfolio.........................      16,780           --        (78,906)          (495)      (62,621)
DFA Five-Year Global Fixed Income
  Portfolio................................     115,063       $9,217             --        (24,212)      100,068
DFA World ex U.S. Government Fixed
  Income Portfolio.........................          --           --           (171)        26,484        26,313
DFA Short-Term Government Portfolio........       2,637           --           (294)       (17,066)      (14,723)
DFA Intermediate Government Fixed Income
  Portfolio................................       9,396        4,998             --        (12,172)        2,222
DFA Short-Term Extended Quality
  Portfolio................................      14,683        4,054             --          1,180        19,917
DFA Intermediate-Term Extended Quality
  Portfolio................................         479        5,639             --         12,162        18,280
DFA Targeted Credit Portfolio..............       1,558          906             --            543         3,007
DFA Investment Grade Portfolio.............      27,512           --         (2,725)        30,614        55,401
DFA Diversified Fixed Income Portfolio.....         254           98             --         (2,426)       (2,074)
DFA LTIP Portfolio.........................         359           --           (387)         2,029         2,001
DFA Inflation-Protected Securities
  Portfolio................................      11,501           --           (980)        54,202        64,723
DFA Short-Duration Real Return Portfolio...      16,201           --        (16,329)         3,680         3,552
DFA Municipal Real Return Portfolio........         163           --         (2,664)        10,882         8,381
DFA Municipal Bond Portfolio...............          69           --            (28)         1,661         1,702
DFA Short-Term Municipal Bond Portfolio....         418           --           (106)         6,385         6,697
DFA Intermediate-Term Municipal Bond
  Portfolio................................         395           --           (104)        18,855        19,146
DFA California Short-Term Municipal Bond
  Portfolio................................         134           --            (23)         4,398         4,509
DFA California Intermediate-Term Municipal
  Bond Portfolio...........................          82           --             (8)         5,238         5,312
DFA NY Municipal Bond Portfolio............          15           --             (1)           705           719
DFA MN Municipal Bond Portfolio............           5           --             --           (299)         (294)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                           2018 2019 UNLIMITED  TOTAL
                                                           ---- ---- --------- -------
DFA One-Year Fixed Income Portfolio.......................  --   --   $ 3,162  $ 3,162
DFA Two-Year Global Fixed Income Portfolio................  --   --     7,424    7,424
DFA Selectively Hedged Global Fixed Income Portfolio......  --   --    78,906   78,906
DFA Five-Year Global Fixed Income Portfolio...............  --   --        --       --
DFA World ex U.S. Government Fixed Income Portfolio.......  --   --       171      171
DFA Short-Term Government Portfolio.......................  --   --       294      294
DFA Intermediate Government Fixed Income Portfolio........  --   --        --       --
DFA Short-Term Extended Quality Portfolio.................  --   --        --       --
DFA Intermediate-Term Extended Quality Portfolio..........  --   --        --       --
DFA Targeted Credit Portfolio.............................  --   --        --       --
DFA Investment Grade Portfolio............................  --   --     2,725    2,725
DFA Diversified Fixed Income Portfolio....................  --   --        --       --
DFA LTIP Portfolio........................................  --   --       387      387
DFA Inflation-Protected Securities Portfolio..............  --   --       980      980
DFA Short-Duration Real Return Portfolio..................  --   --    16,329   16,329
DFA Municipal Real Return Portfolio.......................  --   --     2,664    2,664
DFA Municipal Bond Portfolio..............................  --   --        28       28
DFA Short-Term Municipal Bond Portfolio...................  --  $ 3       103      106
DFA Intermediate-Term Municipal Bond Portfolio............  --   --       104      104
DFA California Short-Term Municipal Bond Portfolio........ $ 1    3        19       23
DFA California Intermediate-Term Municipal Bond Portfolio.  --   --         8        8
DFA NY Municipal Bond Portfolio...........................  --   --         1        1
DFA MN Municipal Bond Portfolio...........................  --   --        --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

       DFA Short-Term Extended Quality Portfolio................. $  612
       DFA Targeted Credit Portfolio.............................    121
       DFA Investment Grade Portfolio............................  4,492
       DFA California Intermediate-Term Municipal Bond Portfolio.      2

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        NET
                                                                                     UNREALIZED
                                              FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                              TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                             ----------- ------------ ------------ --------------
DFA One-Year Fixed Income Portfolio......... $ 8,445,203   $  1,071    $ (42,224)     $(41,153)
DFA Two-Year Global Fixed Income Portfolio..   5,574,716      2,993      (55,430)      (52,437)
DFA Selectively Hedged Global Fixed Income
  Portfolio.................................   1,193,587     16,288      (17,364)       (1,076)
DFA Five-Year Global Fixed Income Portfolio.  14,737,994    199,494     (289,000)      (89,506)

                                                                                               NET
                                                                                            UNREALIZED
                                                      FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                      TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                                     ---------- ------------ ------------ --------------
DFA World ex U.S. Government Fixed Income Portfolio. $  989,369   $48,100     $  (7,183)    $  40,917
DFA Short-Term Government Portfolio.................  2,333,298        --       (56,863)      (56,863)
DFA Intermediate Government Fixed Income Portfolio..  4,984,809     9,897      (199,604)     (189,707)
DFA Short-Term Extended Quality Portfolio...........  6,089,108    31,736      (114,285)      (82,549)
DFA Intermediate-Term Extended Quality Portfolio....  2,078,093       285       (78,812)      (78,527)
DFA Targeted Credit Portfolio.......................    636,853     2,852       (12,038)       (9,186)
DFA Global Core Plus Fixed Income Portfolio.........    417,036     6,500        (9,045)       (2,545)
DFA Investment Grade Portfolio......................  9,026,370     7,664      (289,719)     (282,055)
DFA Diversified Fixed Income Portfolio..............    712,007        --       (17,718)      (17,718)
DFA LTIP Portfolio..................................    171,949     2,818          (942)        1,876
DFA Inflation-Protected Securities Portfolio........  4,632,174    30,645       (60,917)      (30,272)
DFA Short-Duration Real Return Portfolio............  1,350,406    18,378       (23,631)       (5,253)
DFA Municipal Real Return Portfolio.................    791,943    19,403       (19,282)          121
DFA California Municipal Real Return Portfolio......     79,993       866        (1,606)         (740)
DFA Municipal Bond Portfolio........................    415,265        26        (6,259)       (6,233)
DFA Short-Term Municipal Bond Portfolio.............  2,546,095        39       (15,221)      (15,182)
DFA Intermediate-Term Municipal Bond Portfolio......  1,752,341     3,126       (24,267)      (21,141)
DFA California Short-Term Municipal Bond Portfolio..  1,078,188       314        (4,974)       (4,660)
DFA California Intermediate-Term Municipal Bond
  Portfolio.........................................    397,009     1,415        (4,345)       (2,930)
DFA NY Municipal Bond Portfolio.....................     92,991         8          (608)         (600)
DFA MN Municipal Bond Portfolio.....................     67,643        --        (1,661)       (1,661)

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. INFLATION PROTECTION RISKS: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return

Portfolio and DFA Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   3. FORWARD CURRENCY CONTRACTS: The International Fixed Income Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. SWAP AGREEMENTS: The International Fixed Income Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the International Fixed Income Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the International Fixed Income Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

   The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                          FORWARD
                                                         CURRENCY    SWAP
                                                         CONTRACTS CONTRACTS
                                                         --------- ---------
   DFA Two-Year Global Fixed Income Portfolio........... 1,244,926        --
   DFA Selectively Hedged Global Fixed Income Portfolio.   457,642        --
   DFA Five-Year Global Fixed Income Portfolio.......... 7,255,754        --
   DFA World ex U.S. Government Fixed Income Portfolio.. 1,054,076        --
   DFA Short-Term Extended Quality Portfolio............   961,406        --
   DFA Targeted Credit Portfolio........................   100,289        --
   DFA Global Core Plus Fixed Income Portfolio..........   128,509        --
   DFA Investment Grade Portfolio.......................   177,208        --
   DFA Short-Duration Real Return Portfolio.............   230,560 1,174,714
   DFA Municipal Real Return Portfolio..................        --   759,286
   DFA California Municipal Real Return Portfolio.......        --    49,714

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2018:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward currency          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Inflation swap contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                           ASSET DERIVATIVES VALUE
                                                      ----------------------------------
                                                       TOTAL VALUE    FORWARD
                                                            AT       CURRENCY    SWAP
                                                      APRIL 30, 2018 CONTRACTS CONTRACTS
-                                                     -------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio...........    $ 20,373    $ 20,373        --
DFA Selectively Hedged Global Fixed Income Portfolio.       9,592       9,592        --
DFA Five-Year Global Fixed Income Portfolio..........     198,389     198,389        --
DFA World ex U.S. Government Fixed Income Portfolio..      23,048      23,048        --
DFA Short-Term Extended Quality Portfolio............      34,284      34,284        --
DFA Targeted Credit Portfolio........................       1,766       1,766        --
DFA Global Core Plus Fixed Income Portfolio..........       6,335       6,335        --
DFA Investment Grade Portfolio.......................       6,409       6,409        --
DFA Short-Duration Real Return Portfolio.............      20,269       4,385   $15,884
DFA Municipal Real Return Portfolio..................      19,291          --    19,291
DFA California Municipal Real Return Portfolio.......         864          --       864

                                                        LIABILITY DERIVATIVES VALUE
-                                                    ---------------------------------
                                                      TOTAL VALUE    FORWARD
                                                           AT       CURRENCY    SWAP
                                                     APRIL 30, 2018 CONTRACTS CONTRACTS
                                                     -------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio..........    $  (276)     $  (276)       --
DFA Five-Year Global Fixed Income Portfolio.........     (2,236)      (2,236)       --
DFA World ex U.S. Government Fixed Income Portfolio.       (241)        (241)       --
DFA Short-Term Extended Quality Portfolio...........       (942)        (942)       --
DFA Global Core Plus Fixed Income Portfolio.........         (2)          (2)       --
DFA Short-Duration Real Return Portfolio............     (1,129)          --   $(1,129)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2018:

 DERIVATIVE TYPE                        LOCATION OF GAIN (LOSS) ON DERIVATIVES
 ---------------                        --------------------------------------
 Forward Currency contracts             Net Realized Gain (Loss) on: Forward
                                          Currency Transactions Change in
                                          Unrealized Appreciation
                                          (Depreciation) of: Translation of
                                          Foreign Currency Denominated Amounts

 Inflation Swap contracts               Net Realized Gain (Loss) on: Swap
                                          Contracts Change in Unrealized
                                          Appreciation (Depreciation) of:
                                          Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                         REALIZED GAIN (LOSS) ON
                                                               DERIVATIVES
                                                      -----------------------------
                                                                  FORWARD
                                                                 CURRENCY    SWAP
                                                        TOTAL    CONTRACTS CONTRACTS
                                                      --------   --------- ---------
DFA Two-Year Global Fixed Income Portfolio........... $ 10,272   $ 10,272      --
DFA Selectively Hedged Global Fixed Income Portfolio.   (6,289)    (6,289)     --
DFA Five-Year Global Fixed Income Portfolio..........  (79,891)   (79,891)     --
DFA World ex U.S. Government Fixed Income Portfolio..  (29,817)   (29,817)     --
DFA Short-Term Extended Quality Portfolio............   (1,817)    (1,817)     --
DFA Targeted Credit Portfolio........................   (2,448)    (2,448)     --
DFA Global Core Plus Fixed Income Portfolio..........       59         59      --
DFA Investment Grade Portfolio.......................     (432)      (432)     --
DFA Short-Duration Real Return Portfolio.............    1,705      1,421    $284
DFA Municipal Real Return Portfolio..................       23         --      23

                                                          CHANGE IN UNREALIZED
                                                      APPRECIATION (DEPRECIATION) ON
                                                               DERIVATIVES
                                                      -----------------------------
                                                                  FORWARD
                                                                 CURRENCY    SWAP
                                                        TOTAL    CONTRACTS CONTRACTS
                                                      --------   --------- ---------
DFA Two-Year Global Fixed Income Portfolio........... $ (6,652)  $ (6,652)     --
DFA Selectively Hedged Global Fixed Income Portfolio.   12,169     12,169      --
DFA Five-Year Global Fixed Income Portfolio..........  121,553    121,553      --
DFA World ex U.S. Government Fixed Income Portfolio..   12,530     12,530      --
DFA Short-Term Extended Quality Portfolio............   24,176     24,176      --
DFA Targeted Credit Portfolio........................      910        910      --

                                                     CHANGE IN UNREALIZED
                                                  APPRECIATION (DEPRECIATION) ON
                                                          DERIVATIVES
                                                  ------------------------------
                                                            FORWARD
                                                           CURRENCY     SWAP
                                                   TOTAL   CONTRACTS  CONTRACTS
                                                  -------  ---------  ---------
  DFA Global Core Plus Fixed Income Portfolio.... $ 6,333   $6,333          --
  DFA Investment Grade Portfolio.................   4,183    4,183          --
  DFA Short-Duration Real Return Portfolio.......  11,344      767     $10,577
  DFA Municipal Real Return Portfolio............  11,472       --      11,472
  DFA California Municipal Real Return Portfolio.     864       --         864

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties which govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2018 (Amounts in thousands):

                                   NET                                                     NET
                                 AMOUNTS                                                 AMOUNTS
                                   OF        GROSS AMOUNTS NOT                             OF        GROSS AMOUNTS NOT
                                 ASSETS        OFFSET IN THE                           LIABILITIES     OFFSET IN THE
                                PRESENTED   STATEMENTS OF ASSETS                        PRESENTED   STATEMENTS OF ASSETS
                      GROSS      IN THE       AND LIABILITIES                 GROSS      IN THE       AND LIABILITIES
                    AMOUNTS OF STATEMENTS  ----------------------          AMOUNTS OF  STATEMENTS  ----------------------
                    RECOGNIZED  OF ASSETS   FINANCIAL     CASH      NET    RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                      ASSETS       AND     INSTRUMENTS COLLATERAL  AMOUNT  LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION            (A)     LIABILITIES     (B)      RECEIVED    (C)        (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------         ---------- ----------- ----------- ---------- -------- ----------- ----------- ----------- ---------- ------
                                            ASSETS                                              LIABILITIES
                    ------------------------------------------------------ -----------------------------------------------------
DFA TWO-YEAR
 GLOBAL FIXED
 INCOME PORTFOLIO
Bank of America
 Corp..............  $  1,533   $  1,533     $   (12)      --     $  1,521   $   12      $   12      $   (12)      --        --
Citibank, N.A......       117        117        (117)      --           --      232         232         (117)      --      $115
HSBC Bank..........     3,384      3,384          --       --        3,384       --          --           --       --        --
JP Morgan..........     4,396      4,396          --       --        4,396       --          --           --       --        --
Morgan Stanley.....     1,511      1,511          --       --        1,511       --          --           --       --        --
State Street Bank
 and Trust.........     6,771      6,771          --       --        6,771       --          --           --       --        --
UBS AG.............     2,661      2,661         (32)      --        2,629       32          32          (32)      --        --
                     --------   --------     -------       --     --------   ------      ------      -------       --      ----
                     $ 20,373   $ 20,373     $  (161)      --     $ 20,212   $  276      $  276      $  (161)      --      $115
                     ========   ========     =======       ==     ========   ======      ======      =======       ==      ====
DFA SELECTIVELY
 HEDGED GLOBAL
 FIXED INCOME
 PORTFOLIO
Bank of America
 Corp..............  $     15   $     15          --       --     $     15       --          --           --       --        --
Citibank, N.A......       281        281          --       --          281       --          --           --       --        --
State Street Bank
 and Trust.........     9,296      9,296          --       --        9,296       --          --           --       --        --
                     --------   --------     -------       --     --------   ------      ------      -------       --      ----
                     $  9,592   $  9,592          --       --     $  9,592       --          --           --       --        --
                     ========   ========     =======       ==     ========   ======      ======      =======       ==      ====
DFA FIVE-YEAR
 GLOBAL FIXED
 INCOME PORTFOLIO
ANZ Securities.....  $  3,518   $  3,518          --       --     $  3,518       --          --           --       --        --
Bank of America
 Corp..............    11,793     11,793     $  (650)      --       11,143   $  650      $  650      $  (650)      --        --
Barclays Capital...    10,041     10,041         (17)      --       10,024       17          17          (17)      --        --
Citibank, N.A......    27,792     27,792        (755)      --       27,037      755         755         (755)      --        --
HSBC Bank..........     3,072      3,072        (241)      --        2,831      241         241         (241)      --        --
JP Morgan..........    23,933     23,933        (195)      --       23,738      195         195         (195)      --        --
Morgan Stanley and
 Co.
 International.....    12,525     12,525         (35)      --       12,490       35          35          (35)      --        --
National Australia
 Bank Ltd..........     6,658      6,658          --       --        6,658       --          --           --       --        --
State Street Bank
 and Trust.........    59,824     59,824        (319)      --       59,505      319         319         (319)      --        --
UBS AG.............    39,233     39,233         (24)      --       39,209       24          24          (24)      --        --
                     --------   --------     -------       --     --------   ------      ------      -------       --      ----
                     $198,389   $198,389     $(2,236)      --     $196,153   $2,236      $2,236      $(2,236)      --        --
                     ========   ========     =======       ==     ========   ======      ======      =======       ==      ====

                                      NET                                                    NET
                                    AMOUNTS                                                AMOUNTS
                                      OF        GROSS AMOUNTS NOT                            OF        GROSS AMOUNTS NOT
                                    ASSETS        OFFSET IN THE                          LIABILITIES     OFFSET IN THE
                                   PRESENTED   STATEMENTS OF ASSETS                       PRESENTED   STATEMENTS OF ASSETS
                         GROSS      IN THE       AND LIABILITIES                GROSS      IN THE       AND LIABILITIES
                       AMOUNTS OF STATEMENTS  ----------------------         AMOUNTS OF  STATEMENTS  ----------------------
                       RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET    RECOGNIZED   OF ASSETS   FINANCIAL     CASH
                         ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT  LIABILITIES     AND     INSTRUMENTS COLLATERAL
DESCRIPTION               (A)     LIABILITIES     (B)      RECEIVED   (C)        (A)     LIABILITIES     (D)      PLEDGED
-----------            ---------- ----------- ----------- ---------- ------- ----------- ----------- ----------- ----------
                                              ASSETS                                              LIABILITIES
                       ----------------------------------------------------- ----------------------------------------------
DFA WORLD EX U.S.
 GOVERNMENT FIXED
 INCOME PORTFOLIO
Bank of America
 Corp.................  $   124     $   124         --        --     $   124      --          --           --        --
Citibank, N.A.........    2,208       2,208         --        --       2,208      --          --           --        --
JP Morgan.............      979         979      $(198)       --         781    $198        $198        $(198)       --
State Street Bank and
 Trust................   12,219      12,219         --        --      12,219      --          --           --        --
UBS AG................    7,518       7,518        (43)       --       7,475      43          43          (43)       --
                        -------     -------      -----        --     -------    ----        ----        -----        --
                        $23,048     $23,048      $(241)       --     $22,807    $241        $241        $(241)       --
                        =======     =======      =====        ==     =======    ====        ====        =====        ==
DFA SHORT-TERM
 EXTENDED QUALITY
 PORTFOLIO
Bank of America
 Corp.................  $ 3,486     $ 3,486      $(406)       --     $ 3,080    $406        $406        $(406)       --
Citibank N.A..........       --          --         --        --          --     536         536           --        --
Citibank, N.A.........    8,578       8,578         --        --       8,578      --          --           --        --
JP Morgan.............    9,991       9,991         --        --       9,991      --          --           --        --
State Street Bank and
 Trust................   12,229      12,229         --        --      12,229      --          --           --        --
                        -------     -------      -----        --     -------    ----        ----        -----        --
                        $34,284     $34,284      $(406)       --     $33,878    $942        $942        $(406)       --
                        =======     =======      =====        ==     =======    ====        ====        =====        ==
DFA TARGETED CREDIT
 PORTFOLIO
Citibank, N.A.........  $   320     $   320         --        --     $   320      --          --           --        --
State Street Bank and
 Trust................    1,446       1,446         --        --       1,446      --          --           --        --
                        -------     -------      -----        --     -------    ----        ----        -----        --
                        $ 1,766     $ 1,766         --        --     $ 1,766      --          --           --        --
                        =======     =======      =====        ==     =======    ====        ====        =====        ==
DFA GLOBAL CORE
 PLUS FIXED INCOME
 PORTFOLIO
Citibank, N.A.........  $   565     $   565      $  (2)       --     $   563    $  2        $  2        $  (2)       --
State Street Bank and
 Trust................    5,770       5,770         --        --       5,770      --          --           --        --
                        -------     -------      -----        --     -------    ----        ----        -----        --
                        $ 6,335     $ 6,335      $  (2)       --     $ 6,333    $  2        $  2        $  (2)       --
                        =======     =======      =====        ==     =======    ====        ====        =====        ==
DFA INVESTMENT
 GRADE PORTFOLIO
JP Morgan.............  $   438     $   438         --        --     $   438      --          --           --        --
State Street Bank and
 Trust................    5,971       5,971         --        --       5,971      --          --           --        --
                        -------     -------      -----        --     -------    ----        ----        -----        --
                        $ 6,409     $ 6,409         --        --     $ 6,409      --          --           --        --
                        =======     =======      =====        ==     =======    ====        ====        =====        ==







                        NET
                       AMOUNT
DESCRIPTION             (E)
-----------            ------

                       -------
DFA WORLD EX U.S.
 GOVERNMENT FIXED
 INCOME PORTFOLIO
Bank of America
 Corp.................    --
Citibank, N.A.........    --
JP Morgan.............    --
State Street Bank and
 Trust................    --
UBS AG................    --
                        ----
                          --
                        ====
DFA SHORT-TERM
 EXTENDED QUALITY
 PORTFOLIO
Bank of America
 Corp.................    --
Citibank N.A..........  $536
Citibank, N.A.........    --
JP Morgan.............    --
State Street Bank and
 Trust................    --
                        ----
                        $536
                        ====
DFA TARGETED CREDIT
 PORTFOLIO
Citibank, N.A.........    --
State Street Bank and
 Trust................    --
                        ----
                          --
                        ====
DFA GLOBAL CORE
 PLUS FIXED INCOME
 PORTFOLIO
Citibank, N.A.........    --
State Street Bank and
 Trust................    --
                        ----
                          --
                        ====
DFA INVESTMENT
 GRADE PORTFOLIO
JP Morgan.............    --
State Street Bank and
 Trust................    --
                        ----
                          --
                        ====

                                   NET                                                      NET
                                 AMOUNTS                                                  AMOUNTS
                                   OF        GROSS AMOUNTS NOT                              OF        GROSS AMOUNTS NOT
                                 ASSETS        OFFSET IN THE                            LIABILITIES     OFFSET IN THE
                                PRESENTED   STATEMENTS OF ASSETS                         PRESENTED   STATEMENTS OF ASSETS
                      GROSS      IN THE       AND LIABILITIES                  GROSS      IN THE       AND LIABILITIES
                    AMOUNTS OF STATEMENTS  ----------------------           AMOUNTS OF  STATEMENTS  ----------------------
                    RECOGNIZED  OF ASSETS   FINANCIAL     CASH      NET     RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                      ASSETS       AND     INSTRUMENTS COLLATERAL  AMOUNT   LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION            (A)     LIABILITIES     (B)      RECEIVED    (C)         (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------         ---------- ----------- ----------- ---------- --------  ----------- ----------- ----------- ---------- ------
                                            ASSETS                                               LIABILITIES
                    ------------------------------------------------------  -----------------------------------------------------
DFA SHORT-DURATION
 REAL RETURN
 PORTFOLIO
Barclays Capital...  $ 2,267     $ 2,267          --       --     $  2,267        --          --           --       --       --
Citibank, N.A......    7,776       7,776          --       --        7,776        --          --           --       --       --
Bank of America
 Corp..............    4,069       4,069     $  (157)      --        3,912    $  157      $  157      $  (157)      --       --
Credit Suisse......       99          99          --       --           99        --          --           --       --       --
Deutsche Bank
 AG................    1,161       1,161          --       --        1,161        --          --           --       --       --
Deutsche Bank AG,
 London Branch.....    4,897       4,897        (972)      --        3,925       972         972         (972)      --       --
                     -------     -------     -------       --     --------    ------      ------      -------       --       --
                     $20,269     $20,269     $(1,129)      --     $(19,140)   $1,129      $1,129      $(1,129)      --       --
                     =======     =======     =======       ==     ========    ======      ======      =======       ==       ==
DFA MUNICIPAL REAL
 RETURN PORTFOLIO
Bank of America
 Corp..............  $ 8,810     $ 8,810          --       --     $  8,810        --          --           --       --       --
Citibank, N.A......   10,481      10,481          --       --       10,481        --          --           --       --       --
                     -------     -------     -------       --     --------    ------      ------      -------       --       --
                     $19,291     $19,291          --       --     $ 19,291        --          --           --       --       --
                     =======     =======     =======       ==     ========    ======      ======      =======       ==       ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   The Portfolios did not utilize the lines of credit during the six months ended April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. SECURITIES LENDING:

   As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                       MARKET
                                                       VALUE
                                                       ------
                  DFA One-Year Fixed Income Portfolio. $3,676

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                                          REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                        AS OF APRIL 30, 2018
                                                      ---------------------------------------------------------
                                                      OVERNIGHT AND            BETWEEN
                                                       CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
-                                                     ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Agency Obligations, Bonds, U.S. Treasury Obligations. $378,846,334     --         --         --    $378,846,334
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Agency Obligations, Bonds............................  170,005,749     --         --         --     170,005,749
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
Bonds................................................   21,907,864     --         --         --      21,907,864
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Bonds................................................   57,311,297     --         --         --      57,311,297
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
Agency Obligations, Bonds............................  169,716,042     --         --         --     169,716,042
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
Bonds................................................  174,250,875     --         --         --     174,250,875
DFA TARGETED CREDIT PORTFOLIO
Bonds................................................   46,416,474     --         --         --      46,416,474
DFA INVESTMENT GRADE PORTFOLIO
Agency Obligations, Bonds, U.S. Treasury Obligations.  379,422,475     --         --         --     379,422,475
DFA SHORT-DURATION REAL RETURN PORTFOLIO
Agency Obligations, Bonds............................   91,880,608     --         --         --      91,880,608

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

L. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                    APPROXIMATE
                                                                     PERCENTAGE
                                                       NUMBER OF   OF OUTSTANDING
                                                      SHAREHOLDERS     SHARES
                                                      ------------ --------------
DFA One-Year Fixed Income Portfolio..................      5             74%
DFA Two-Year Global Fixed Income Portfolio...........      4             80%
DFA Selectively Hedged Global Fixed Income Portfolio.      3             84%
DFA Five-Year Global Fixed Income Portfolio..........      3             77%

                                                                         APPROXIMATE
                                                                          PERCENTAGE
                                                            NUMBER OF   OF OUTSTANDING
                                                           SHAREHOLDERS     SHARES
                                                           ------------ --------------
DFA World ex U.S. Government Fixed Income Portfolio.......      4             74%
DFA Short-Term Government Portfolio.......................      4             80%
DFA Intermediate Government Fixed Income Portfolio........      4             84%
DFA Short-Term Extended Quality Portfolio.................      4             76%
DFA Intermediate-Term Extended Quality Portfolio..........      6             84%
DFA Targeted Credit Portfolio.............................      3             84%
DFA Global Core Plus Fixed Income Portfolio...............      3             96%
DFA Investment Grade Portfolio............................      4             87%
DFA Diversified Fixed Income Portfolio....................      3            100%
DFA LTIP Portfolio........................................      6             89%
DFA Inflation-Protected Securities Portfolio..............      3             48%
DFA Short-Duration Real Return Portfolio..................      3             82%
DFA Municipal Real Return Portfolio.......................      3             93%
DFA California Municipal Real Return Portfolio............      3             98%
DFA Municipal Bond Portfolio..............................      4             95%
DFA Short-Term Municipal Bond Portfolio...................      4             90%
DFA Intermediate-Term Municipal Bond Portfolio............      4             85%
DFA California Short-Term Municipal Bond Portfolio........      3             95%
DFA California Intermediate-Term Municipal Bond Portfolio.      4             96%
DFA NY Municipal Bond Portfolio...........................      3             91%
DFA MN Municipal Bond Portfolio...........................      1             96%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filled actions against all shareholders of The Tribune Company who tendered shared when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, or results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                              ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
-                                             --------------------------------------------
                                               NET INCOME FOR      ACCUMULATED
                                               THE CURRENT OR     UNDISTRIBUTED
                                                  PRECEDING        NET PROFITS    PAID-IN
                                                FISCAL YEAR,      FROM THE SALE   SURPLUS
                                               AND ACCUMULATED    OF SECURITIES   OR OTHER
                                              UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                     INCOME          PROPERTIES      SOURCE
--------------                                -----------------   -------------   --------
DFA One-Year Fixed Income Portfolio
   December 14, 2017.........................        54%                0%           46%
DFA Two-Year Global Fixed Income Portfolio
   December 14, 2017.........................        37%                0%           63%
DFA Selectively Hedged Global Fixed Income Portfolio
   December 14, 2017.........................        76%                0%           24%
DFA Five-Year Global Fixed Income Portfolio
   December 14, 2017.........................        43%                0%           57%
DFA World ex U.S. Government Fixed Income Portfolio
   December 14, 2017.........................         0%                0%          100%
DFA Short-Term Government Portfolio
   December 14, 2017.........................        81%                0%           19%
DFA Intermediate Government Fixed Income Portfolio
   December 14, 2017.........................        82%                0%           18%
DFA Short-Term Extended Quality Portfolio
   December 14, 2017.........................        45%                0%           55%
DFA Intermediate-Term Extended Quality Portfolio
   December 14, 2017.........................        59%                0%           41%
DFA Targeted Credit Portfolio
   December 14, 2017.........................        50%                0%           50%
DFA Investment Grade Portfolio
   December 15, 2017.........................        84%                0%           16%
DFA Diversified Fixed Income Portfolio
   December 15, 2017.........................        87%                0%           13%
DFA LTIP Portfolio
   December 14, 2017.........................        60%                0%           40%
DFA Inflation Protected Securities Portfolio
   December 14, 2017.........................        59%                0%           41%
DFA Short-Duration Real Return Portfolio
   December 15, 2017.........................        77%                0%           23%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2018
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/17  04/30/18    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA TWO-YEAR FIXED INCOME PORTFOLIO
  -----------------------------------
  Actual Fund Return.................. $1,000.00 $  998.80    0.21%    $1.04
  Hypothetical 5% Annual Return....... $1,000.00 $1,023.75    0.21%    $1.05

  DFA TWO-YEAR GOVERNMENT PORTFOLIO
  ---------------------------------
  Actual Fund Return.................. $1,000.00 $  998.40    0.20%    $0.99
  Hypothetical 5% Annual Return....... $1,000.00 $1,023.80    0.20%    $1.00

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO
              Corporate....................................  24.2%
              Government...................................   7.5%
              Foreign Corporate............................  35.3%
              Foreign Government...........................  27.8%
              Supranational................................   5.2%
                                                            -----
                                                            100.0%

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (3.2%)
Federal Home Loan Bank
    2.125%, 02/11/20.............................    250 $  248,286
    1.875%, 03/13/20.............................    250    247,044
    4.125%, 03/13/20.............................    600    616,944
    2.375%, 03/30/20.............................    450    448,629
Federal Home Loan Mortgage Corp.
    1.250%, 10/02/19.............................    250    245,851
Federal National Mortgage Association
    1.000%, 10/24/19.............................  1,000    978,799
                                                         ----------
TOTAL AGENCY OBLIGATIONS.........................         2,785,553
                                                         ----------

BONDS -- (90.9%)
African Development Bank
    1.125%, 09/20/19.............................    500    490,230
    1.375%, 02/12/20.............................    750    733,682
    1.875%, 03/16/20.............................  1,250  1,232,283
Agence Francaise de Developpement
    1.375%, 08/02/19.............................    600    590,359
    1.625%, 01/21/20.............................  1,734  1,699,629
Alberta, Province of Canada
    1.900%, 12/06/19.............................  2,000  1,973,938
ANZ New Zealand International Ltd.
    2.600%, 09/23/19.............................    700    696,005
Apple, Inc.
    1.500%, 09/12/19.............................  1,150  1,133,537
    1.900%, 02/07/20.............................  1,054  1,040,793
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.............................    500    497,520
    1.600%, 07/15/19.............................    750    738,407
##  2.250%, 12/19/19.............................    400    396,637
Bank Nederlandse Gemeenten NV
    1.625%, 11/25/19.............................    250    245,940
##  2.500%, 02/28/20.............................  1,850  1,841,523
    2.500%, 02/28/20.............................    200    199,084
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................    469    466,842
Caisse d'Amortissement de la Dette Sociale
    1.750%, 09/24/19.............................  1,000    987,888
Chevron Corp.
    1.991%, 03/03/20.............................  1,000    986,969
Cisco Systems, Inc.
    2.125%, 03/01/19.............................  1,600  1,596,390
    4.450%, 01/15/20.............................    250    257,140
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................    250    250,149
    1.750%, 11/02/18.............................    625    622,210
    2.250%, 03/13/19.............................    476    474,452
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................  1,450  1,446,654
##  4.750%, 01/15/20.............................    500    514,028

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Council Of Europe Development Bank
    1.750%, 11/14/19.............................    500 $  493,785
    1.875%, 01/27/20.............................    750    740,302
    1.625%, 03/10/20.............................    381    373,929
Dexia Credit Local SA
    2.250%, 01/30/19.............................    600    598,497
Erste Abwicklungsanstalt
    1.625%, 02/21/19.............................  1,600  1,588,950
European Bank for Reconstruction & Development
    1.750%, 11/26/19.............................    748    738,620
European Investment Bank
    1.125%, 08/15/19.............................    500    491,278
    1.625%, 03/16/20.............................    819    803,947
Export Development Canada
    1.750%, 08/19/19.............................    750    742,455
##  2.300%, 02/10/20.............................  1,000    993,855
FMS Wertmanagement
    1.000%, 08/16/19.............................  1,200  1,176,684
General Electric Co.
    6.000%, 08/07/19.............................  1,000  1,038,001
Inter-American Development Bank
    1.125%, 09/12/19.............................    543    532,990
International Bank for Reconstruction &
 Development
    0.875%, 08/15/19.............................    650    636,786
    1.875%, 10/07/19.............................  1,700  1,684,562
Kommunekredit
    1.125%, 08/23/19.............................  1,000    981,136
    1.750%, 01/10/20.............................    500    492,720
Kommuninvest I Sverige AB
    1.125%, 09/17/19.............................    600    587,919
    2.000%, 11/12/19.............................    250    247,642
    1.750%, 03/19/20.............................    500    491,368
Kreditanstalt fuer Wiederaufbau
    1.500%, 09/09/19.............................  1,350  1,331,298
    1.250%, 09/30/19.............................    750    735,992
    4.000%, 01/27/20.............................    250    255,744
Manitoba, Province of Canada
    1.750%, 05/30/19.............................  2,200  2,179,958
Merck & Co., Inc.
    1.850%, 02/10/20.............................  1,489  1,467,411
Municipality Finance P.L.C.
    1.500%, 03/23/20.............................    968    946,619
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................  1,250  1,241,679
    2.250%, 01/10/20.............................    500    493,240
Nederlandse Waterschapsbank NV
##  1.750%, 09/05/19.............................    200    197,641
##  1.250%, 09/09/19.............................    450    441,858
    1.625%, 03/04/20.............................    500    490,200
Nestle Holdings, Inc.
    2.125%, 01/14/20.............................    500    494,148
Nordea Bank AB
##  1.625%, 09/30/19.............................    500    490,502

DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Novartis Capital Corp.
    1.800%, 02/14/20.............................  2,335 $2,296,120
NRW Bank
    1.250%, 07/29/19.............................    250    245,763
Ontario, Province of Canada
    4.400%, 04/14/20.............................  1,850  1,906,386
Oracle Corp.
    2.375%, 01/15/19.............................    275    275,260
    2.250%, 10/08/19.............................  1,250  1,244,219
Pfizer, Inc.
    2.100%, 05/15/19.............................    876    871,953
Procter & Gamble Co. (The)
    1.750%, 10/25/19.............................    500    494,321
Province of Ontario Canada
    1.650%, 09/27/19.............................    500    493,130
Royal Bank of Canada
    2.150%, 03/15/19.............................  1,420  1,414,537
    1.625%, 04/15/19.............................    842    833,970
Shell International Finance BV
    1.375%, 09/12/19.............................    200    196,453
    4.300%, 09/22/19.............................    500    511,580
    4.375%, 03/25/20.............................  1,446  1,487,768
State of North Rhine-Westphalia Germany
    1.875%, 06/17/19.............................    400    396,807
    1.250%, 09/16/19.............................    200    196,193
    1.625%, 01/22/20.............................  1,500  1,471,651
Statoil ASA
    2.250%, 11/08/19.............................  2,463  2,441,499
Svensk Exportkredit AB
    1.250%, 04/12/19.............................  1,150  1,137,064
    1.875%, 06/17/19.............................  1,200  1,190,796
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................  2,116  2,113,672
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.............................  1,250  1,242,006
    1.900%, 10/24/19.............................  1,000    986,150

                                                      FACE
                                                     AMOUNT     VALUE+
                                                     ------     ------
                                                     (000)
Total Capital International SA
      2.100%, 06/19/19.............................       950 $   944,435
Toyota Motor Credit Corp.
      2.100%, 01/17/19.............................       750     748,440
      1.700%, 02/19/19.............................       500     496,942
      1.400%, 05/20/19.............................       198     195,735
      2.200%, 01/10/20.............................       948     938,117
Walmart Inc
      1.750%, 10/09/19.............................     2,000   1,980,155
Westpac Banking Corp.
      2.250%, 01/17/19.............................     2,334   2,329,681
                                                              -----------
TOTAL BONDS........................................            78,394,808
                                                              -----------

U.S. TREASURY OBLIGATIONS -- (3.9%)
U.S. Treasury Notes
      1.250%, 01/31/20.............................     1,000     979,414
      1.250%, 02/29/20.............................     1,100   1,075,809
      1.375%, 03/31/20.............................       200     195,859
      1.500%, 04/15/20.............................     1,100   1,079,031
                                                              -----------
TOTAL U.S. TREASURY OBLIGATIONS....................             3,330,113
                                                              -----------
TOTAL INVESTMENT SECURITIES........................            84,510,474
                                                              -----------

                                                     SHARES
                                                     ------
TEMPORARY CASH INVESTMENTS -- (2.0%)
      State Street Institutional U.S. Government
       Money Market Fund, 1.630%................... 1,701,280   1,701,280
                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
(S)@  DFA Short Term Investment Fund...............        17         202
                                                              -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $86,782,594)...............................            $86,211,956
                                                              ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ---------- ----------- ------- -----------
Agency Obligations.................         -- $ 2,785,553   --    $ 2,785,553
Bonds..............................         --  78,394,808   --     78,394,808
U.S. Treasury Obligations..........         --   3,330,113   --      3,330,113
Temporary Cash Investments......... $1,701,280          --   --      1,701,280
Temporary Cash Investments.........         --         202   --            202
                                    ---------- -----------   --    -----------
TOTAL.............................. $1,701,280 $84,510,676   --    $86,211,956
                                    ========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT     VALUE+
                                                             ------- ------------
                                                             (000)
U.S. TREASURY OBLIGATIONS -- (53.3%)
U.S. Treasury Notes
 1.875%, 12/31/19...........................................     450 $    445,816
 1.250%, 01/31/20...........................................  14,000   13,711,797
 1.375%, 02/15/20...........................................  10,250   10,053,008
 1.250%, 02/29/20...........................................  14,900   14,572,316
 1.625%, 03/15/20...........................................   5,000    4,922,070
 1.375%, 03/31/20...........................................   5,000    4,896,485
 1.500%, 04/15/20...........................................  12,100   11,869,344
                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................           60,470,836
                                                                     ------------

AGENCY OBLIGATIONS -- (46.3%)
Federal Home Loan Bank
 1.500%, 10/21/19...........................................     650      641,040
 1.375%, 11/15/19...........................................   2,500    2,460,875
 2.375%, 12/13/19...........................................   2,500    2,494,300
 2.125%, 02/11/20...........................................   8,350    8,292,744
 1.875%, 03/13/20...........................................  10,000    9,881,760
 4.125%, 03/13/20...........................................  14,250   14,652,420
 2.375%, 03/30/20...........................................  14,200   14,156,747
                                                                     ------------
TOTAL AGENCY OBLIGATIONS....................................           52,579,886
                                                                     ------------
TOTAL INVESTMENT SECURITIES.................................          113,050,722
                                                                     ------------

                                                             SHARES
                                                             -------
TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional U.S. Government Money Market
 Fund, 1.630%............................................... 397,090      397,090
                                                                     ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $113,771,651)...........         $113,447,812
                                                                     ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
 U.S. Treasury Obligations..........       -- $ 60,470,836   --    $ 60,470,836
 Agency Obligations.................       --   52,579,886   --      52,579,886
 Temporary Cash Investments......... $397,090           --   --         397,090
                                     -------- ------------   --    ------------
 TOTAL.............................. $397,090 $113,050,722   --    $113,447,812
                                     ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        DFA TWO-YEAR  DFA TWO-YEAR
                                                                                        FIXED INCOME   GOVERNMENT
                                                                                         PORTFOLIO     PORTFOLIO
                                                                                        ------------  ------------
ASSETS:
Investments at Value................................................................... $     84,510  $    113,051
Temporary Cash Investments at Value & Cost.............................................        1,701           397
Receivables:
  Interest.............................................................................          392           356
  Fund Shares Sold.....................................................................        4,057            20
Prepaid Expenses and Other Assets......................................................           16            22
                                                                                        ------------  ------------
     Total Assets......................................................................       90,676       113,846
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................        1,246            --
  Fund Shares Redeemed.................................................................          110             6
  Due to Advisor.......................................................................           10            14
Accrued Expenses and Other Liabilities.................................................           16            20
                                                                                        ------------  ------------
     Total Liabilities.................................................................        1,382            40
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     89,294  $    113,806
                                                                                        ============  ============
Institutional Class Shares -- based on net assets of $89,294 and $113,806 and shares
 outstanding of 9,015,816 and 11,684,272, respectively................................. $       9.90  $       9.74
                                                                                        ============  ============
NUMBER OF SHARES AUTHORIZED............................................................  300,000,000   300,000,000
                                                                                        ============  ============
Investments at Cost.................................................................... $     85,081  $    113,375
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     90,053  $    115,413
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          178           255
Accumulated Net Realized Gain (Loss)...................................................         (366)       (1,538)
Net Unrealized Appreciation (Depreciation).............................................         (571)         (324)
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     89,294  $    113,806
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                  DFA TWO-   DFA TWO-
                                                                 YEAR FIXED    YEAR
                                                                   INCOME   GOVERNMENT
                                                                 PORTFOLIO  PORTFOLIO
                                                                 ---------- ----------
INVESTMENT INCOME
  Interest......................................................   $ 728      $ 869
                                                                   -----      -----
     Total Investment Income....................................     728        869
                                                                   -----      -----
EXPENSES
  Investment Management Fees....................................      61         83
  Accounting & Transfer Agent Fees..............................       4          4
  Custodian Fees................................................       2          1
  Filing Fees...................................................      10         12
  Shareholders' Reports.........................................       5          7
  Professional Fees.............................................       2          3
  Other.........................................................       1          2
                                                                   -----      -----
     Total Expenses.............................................      85        112
                                                                   -----      -----
  NET INVESTMENT INCOME (LOSS)..................................     643        757
                                                                   -----      -----
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................    (229)      (987)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................    (439)        (5)
                                                                   -----      -----
  NET REALIZED AND UNREALIZED GAIN (LOSS).......................    (668)      (992)
                                                                   -----      -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.   $ (25)     $(235)
                                                                   =====      =====

----------
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA TWO-YEAR FIXED   DFA TWO-YEAR GOVERNMENT
                                                                   INCOME PORTFOLIO          PORTFOLIO
                                                                 --------------------  ----------------------
                                                                 SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                                                    ENDED     ENDED       ENDED      ENDED
                                                                  APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,
                                                                    2018       2017       2018        2017
                                                                 ----------- --------  -----------  --------
                                                                 (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..................................   $   643   $    912   $    757    $  1,042
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................      (229)      (120)      (987)       (283)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................      (439)      (123)        (5)       (476)
                                                                   -------   --------   --------    --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................       (25)       669       (235)        283
                                                                   -------   --------   --------    --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..................................      (567)      (895)      (619)     (1,008)
                                                                   -------   --------   --------    --------
     Total Distributions........................................      (567)      (895)      (619)     (1,008)
                                                                   -------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.................................................    15,693      7,220     13,656      15,655
  Shares Issued in Lieu of Cash Distributions...................       567        895        619       1,008
  Shares Redeemed...............................................    (5,189)   (10,242)   (12,549)    (18,503)
                                                                   -------   --------   --------    --------
     Net Increase (Decrease) from Capital Share Transactions....    11,071     (2,127)     1,726      (1,840)
                                                                   -------   --------   --------    --------
     Total Increase (Decrease) in Net Assets....................    10,479     (2,353)       872      (2,565)
NET ASSETS
  Beginning of Period...........................................    78,815     81,168    112,934     115,499
                                                                   -------   --------   --------    --------
  End of Period.................................................   $89,294   $ 78,815   $113,806    $112,934
                                                                   =======   ========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     1,582        723      1,398       1,590
  Shares Issued in Lieu of Cash Distributions...................        57         90         63         103
  Shares Redeemed...............................................      (523)    (1,026)    (1,283)     (1,881)
                                                                   -------   --------   --------    --------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................     1,116       (213)       178        (188)
                                                                   =======   ========   ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME).........................................   $   178   $    102   $    255    $    117

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DFA TWO-YEAR FIXED INCOME PORTFOLIO
                                                      ----------------------------------------------------------  --------------
                                                      SIX MONTHS       YEAR     YEAR     YEAR     YEAR     YEAR    SIX MONTHS
                                                         ENDED        ENDED    ENDED    ENDED    ENDED    ENDED       ENDED
                                                       APRIL 30,     OCT. 31, OCT. 31, OCT. 31, OCT. 31, OCT. 31,   APRIL 30,
                                                         2018          2017     2016     2015     2014     2013       2018
---------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)                                                  (UNAUDITED)
Net Asset Value, Beginning of Period.................   $  9.98      $ 10.00  $ 10.02  $ 10.02  $ 10.02  $ 10.07   $   9.81
                                                        -------      -------  -------  -------  -------  -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.08         0.11     0.08     0.04     0.02     0.03       0.07
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................     (0.09)       (0.02)   (0.01)    0.02     0.01       --      (0.09)
                                                        -------      -------  -------  -------  -------  -------   --------
   Total from Investment Operations..................     (0.01)        0.09     0.07     0.06     0.03     0.03      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.07)       (0.11)   (0.07)   (0.04)   (0.02)   (0.03)     (0.05)
  Net Realized Gains.................................        --           --    (0.02)   (0.02)   (0.01)   (0.05)        --
                                                        -------      -------  -------  -------  -------  -------   --------
   Total Distributions...............................     (0.07)       (0.11)   (0.09)   (0.06)   (0.03)   (0.08)     (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................   $  9.90      $  9.98  $ 10.00  $ 10.02  $ 10.02  $ 10.02   $   9.74
===================================================== ===========    ======== ======== ======== ======== ======== ===========
Total Return.........................................     (0.12)%(D)    0.92%    0.74%    0.57%    0.31%    0.26%     (0.16)%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................   $89,294      $78,815  $81,168  $91,779  $98,961  $94,726   $113,806
Ratio of Expenses to Average Net Assets..............      0.21%(E)     0.24%    0.29%    0.29%    0.28%    0.29%      0.20%(E)
Ratio of Net Investment Income to Average Net Assets.      1.58%(E)     1.14%    0.75%    0.43%    0.20%    0.27%      1.36%(E)
Portfolio Turnover Rate..............................        53%(D)      115%      93%     238%     122%      57%       108%(D)
---------------------------------------------------------------------------------------------------------------------------------

                                                       DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                                      -------------------------------------------------
                                                        YEAR      YEAR      YEAR      YEAR      YEAR
                                                       ENDED     ENDED     ENDED     ENDED     ENDED
                                                      OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                        2017      2016      2015      2014      2013
-------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period................. $   9.88  $   9.90  $   9.92  $   9.91  $   9.96
                                                      --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................     0.09      0.05      0.03      0.01      0.01
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................    (0.07)     0.01      0.01      0.03      0.02
                                                      --------  --------  --------  --------  --------
   Total from Investment Operations..................     0.02      0.06      0.04      0.04      0.03
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................    (0.09)    (0.05)    (0.03)    (0.01)    (0.01)
  Net Realized Gains.................................       --     (0.03)    (0.03)    (0.02)    (0.07)
                                                      --------  --------  --------  --------  --------
   Total Distributions...............................    (0.09)    (0.08)    (0.06)    (0.03)    (0.08)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................... $   9.81  $   9.88  $   9.90  $   9.92  $   9.91
===================================================== ========  ========  ========  ========  ========
Total Return.........................................     0.19%     0.58%     0.38%     0.39%     0.26%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $112,934  $115,499  $133,648  $145,231  $145,205
Ratio of Expenses to Average Net Assets..............     0.23%     0.28%     0.28%     0.27%     0.28%
Ratio of Net Investment Income to Average Net Assets.     0.93%     0.55%     0.31%     0.12%     0.05%
Portfolio Turnover Rate..............................      176%      118%      262%      225%      160%
-------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments for the Portfolios. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      DFA Two-Year Fixed Income
                        Portfolio................... 0.15%
                      DFA Two-Year Government
                        Portfolio................... 0.15%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                       DFA Two-Year Fixed Income
                         Portfolio................... $5
                       DFA Two-Year Government
                         Portfolio...................  7

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

                                      U.S. GOVERNMENT   OTHER INVESTMENT
                                         SECURITIES        SECURITIES
                                     ------------------ -----------------
                                     PURCHASES  SALES   PURCHASES  SALES
                                     --------- -------- --------- -------
      DFA Two-Year Fixed Income
        Portfolio................... $  7,969  $  4,753  $42,075  $38,196
      DFA Two-Year Government
        Portfolio...................  121,593   120,300       --       --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    INCREASE       INCREASE
                                                   (DECREASE)     (DECREASE)
                                    INCREASE     UNDISTRIBUTED   ACCUMULATED
                                   (DECREASE)    NET INVESTMENT  NET REALIZED
                                 PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                 --------------- -------------- --------------
  DFA Two-Year Fixed Income
    Portfolio...................       $15            $(15)           --
  DFA Two-Year Government
    Portfolio...................        19             (19)           --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                     CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                     -------------- ------------- ---------- ------
DFA Two-Year Fixed Income Portfolio
2016................................     $  809          $ 5          --     $  814
2017................................        895           --          --        895
DFA Two-Year Government Portfolio
2016................................     $  962           --          --     $  962
2017................................      1,008           --          --      1,008

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS  CAPITAL GAINS TOTAL
                                              -------------- ------------- -----
DFA Two-Year Fixed Income Portfolio..........      $(15)          --       $(15)
DFA Two-Year Government Portfolio............       (19)          --        (19)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                          UNDISTRIBUTED                                               TOTAL NET
                          NET INVESTMENT                                            DISTRIBUTABLE
                            INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                            SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                          CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                          -------------- ------------- ------------- -------------- -------------
DFA Two-Year Fixed
  Income Portfolio.......      $108           --           $(137)        $(133)         $(162)
DFA Two-Year Government
  Portfolio..............       124           --            (551)         (318)          (745)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains (amounts in thousands):

                                                       UNLIMITED TOTAL
                                                       --------- -----
         DFA Two-Year Fixed Income Portfolio..........   $137    $137
         DFA Two-Year Government Portfolio............    551     551

   During the year ended October 31, 2017, the Portfolios did not utilize capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                    NET
                                                                 UNREALIZED
                            FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                            TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                            -------- ------------ ------------ --------------
  DFA Two-Year Fixed
    Income Portfolio....... $ 86,783     $ 1         $(572)        $(571)
  DFA Two-Year Government
    Portfolio..............  113,772      --          (324)         (324)

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Portfolio's tax positions and has concluded that no additional provision for income tax is required in any of the Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The

Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolio entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   The Portfolios did not utilize the lines of credit during the six months ended April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

K. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                   APPROXIMATE
                                                    PERCENTAGE
                                      NUMBER OF   OF OUTSTANDING
                                     SHAREHOLDERS     SHARES
                                     ------------ --------------
                DFA Two-Year Fixed
                  Income Portfolio..      4            100%
                DFA Two-Year
                  Government
                  Portfolio.........      3             97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filled actions against all shareholders of The Tribune Company who tendered shared when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, or results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                      ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                      --------------------------------------------
                                       NET INCOME FOR      ACCUMULATED
                                       THE CURRENT OR     UNDISTRIBUTED
                                          PRECEDING        NET PROFITS    PAID-IN
                                        FISCAL YEAR,      FROM THE SALE   SURPLUS
                                       AND ACCUMULATED    OF SECURITIES   OR OTHER
                                      UNDISTRIBUTED NET     OR OTHER      CAPITAL
 PORTFOLIO NAME                            INCOME          PROPERTIES      SOURCE
 --------------                       -----------------   -------------   --------
 DFA Two-Year Fixed Income Portfolio
    December 15, 2017................        84%                0%           16%
 DFA Two-Year Government Portfolio
    December 15, 2017................        83%                0%           17%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-024S
 [LOGO]                                                              00211515

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
       LETTER TO SHAREHOLDERS
       DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...................   1
          Disclosure of Fund Expenses...............................   2
          Disclosure of Portfolio Holdings..........................   3
          Summary Schedules of Portfolio Holdings
              CSTG&E U.S. Social Core Equity 2 Portfolio............   4
              CSTG&E International Social Core Equity Portfolio.....   7
          Statements of Assets and Liabilities......................  11
          Statements of Operations..................................  12
          Statements of Changes in Net Assets.......................  13
          Financial Highlights......................................  14
          Notes to Financial Statements.............................  15
          Section 19(a) Notice......................................  24
       VOTING PROXIES ON FUND PORTFOLIO SECURITIES..................  25
       BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS...........  26

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Non Annualized
(C)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                           SIX MONTHS ENDED APRIL 30, 2018
EXPENSE TABLES
                                                   BEGINNING  ENDING              EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                     VALUE    VALUE     EXPENSE    DURING
                                                   11/01/17  04/30/18    RATIO*   PERIOD*
                                                   --------- --------- ---------- --------
CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
------------------------------------------
Actual Fund Return................................ $1,000.00 $1,036.30    0.32%    $1.62
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.21    0.32%    $1.61

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
-------------------------------------------------
Actual Fund Return................................ $1,000.00 $1,032.20    0.52%    $2.62
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.22    0.52%    $2.61

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  17.6%
              Consumer Staples.............................   5.1%
              Energy.......................................   7.0%
              Financials...................................  21.7%
              Industrials..................................  16.2%
              Information Technology.......................  22.2%
              Materials....................................   5.1%
              Real Estate..................................   0.5%
              Telecommunication Services...................   2.3%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  17.4%
              Consumer Staples.............................   6.6%
              Energy.......................................   6.7%
              Financials...................................  18.8%
              Industrials..................................  20.0%
              Information Technology.......................   6.8%
              Materials....................................  14.2%
              Real Estate..................................   2.6%
              Telecommunication Services...................   3.5%
              Utilities....................................   3.4%
                                                            -----
                                                            100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                            SHARES   VALUE+    OF NET ASSETS**
                                            ------   ------    ---------------
  COMMON STOCKS -- (95.9%)
  Consumer Discretionary -- (16.9%)
  *   Amazon.com, Inc......................    961 $ 1,505,051            1.5%
  *   Charter Communications, Inc. Class A.  1,147     311,170            0.3%
      Comcast Corp. Class A................ 29,173     915,740            0.9%
      General Motors Co....................  9,839     361,485            0.4%
      Home Depot, Inc. (The)...............  2,551     471,425            0.5%
      Time Warner, Inc.....................  4,154     393,799            0.4%
      Walt Disney Co. (The)................  5,800     581,914            0.6%
      Other Securities.....................         12,930,021           12.9%
                                                   -----------           -----
  Total Consumer Discretionary.............         17,470,605           17.5%
                                                   -----------           -----
  Consumer Staples -- (4.9%)
      Coca-Cola Co. (The)..................  7,922     342,310            0.4%
      PepsiCo, Inc.........................  2,982     301,003            0.3%
      Procter & Gamble Co. (The)...........  7,543     545,661            0.6%
      Walmart, Inc.........................  6,851     606,039            0.6%
      Other Securities.....................          3,292,144            3.2%
                                                   -----------           -----
  Total Consumer Staples...................          5,087,157            5.1%
                                                   -----------           -----
  Energy -- (6.7%)
      Chevron Corp.........................  5,557     695,236            0.7%
      Exxon Mobil Corp..................... 13,956   1,085,079            1.1%
      Marathon Petroleum Corp..............  3,606     270,125            0.3%
      Valero Energy Corp...................  2,944     326,578            0.3%
      Other Securities.....................          4,563,443            4.6%
                                                   -----------           -----
  Total Energy.............................          6,940,461            7.0%
                                                   -----------           -----
  Financials -- (20.8%)
      American Express Co..................  2,721     268,699            0.3%
      Bank of America Corp................. 32,309     966,685            1.0%
  *   Berkshire Hathaway, Inc. Class B.....  4,522     876,047            0.9%
      BlackRock, Inc.......................    529     275,873            0.3%
      Citigroup, Inc.......................  8,736     596,407            0.6%
      Goldman Sachs Group, Inc. (The)......  1,266     301,726            0.3%
      JPMorgan Chase & Co.................. 16,007   1,741,241            1.8%
      Morgan Stanley.......................  5,601     289,124            0.3%
      U.S. Bancorp.........................  6,107     308,098            0.3%
      Wells Fargo & Co..................... 22,366   1,162,137            1.2%
      Other Securities.....................         14,794,360           14.7%
                                                   -----------           -----
  Total Financials.........................         21,580,397           21.7%
                                                   -----------           -----
  Industrials -- (15.5%)
      3M Co................................  1,398     271,757            0.3%
      Boeing Co. (The).....................  1,275     425,289            0.4%
      Caterpillar, Inc.....................  2,139     308,786            0.3%
      CSX Corp.............................  4,864     288,873            0.3%
      Delta Air Lines, Inc.................  5,029     262,614            0.3%
      FedEx Corp...........................  1,140     281,808            0.3%
      Union Pacific Corp...................  2,902     387,794            0.4%
      United Technologies Corp.............  2,617     314,433            0.3%
      Other Securities.....................         13,506,672           13.5%
                                                   -----------           -----
  Total Industrials........................         16,048,026           16.1%
                                                   -----------           -----

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                     ------     ------    ---------------
Information Technology -- (21.3%)
*     Alphabet, Inc. Class A........................................     560 $    570,405            0.6%
*     Alphabet, Inc. Class C........................................     581      591,069            0.6%
      Apple, Inc....................................................  15,283    2,525,669            2.5%
      Cisco Systems, Inc............................................  23,593    1,044,934            1.1%
*     Facebook, Inc. Class A........................................   3,216      553,152            0.6%
      Intel Corp....................................................  29,844    1,540,547            1.6%
      International Business Machines Corp..........................   2,344      339,786            0.4%
      Mastercard, Inc. Class A......................................   2,000      356,540            0.4%
*     Micron Technology, Inc........................................   7,655      351,977            0.4%
      Microsoft Corp................................................  16,751    1,566,554            1.6%
      NVIDIA Corp...................................................   2,430      546,507            0.6%
      Oracle Corp...................................................   6,837      312,246            0.3%
      QUALCOMM, Inc.................................................   7,467      380,892            0.4%
      Visa, Inc. Class A............................................   3,978      504,729            0.5%
      Other Securities..............................................           10,901,005           10.6%
                                                                             ------------          ------
Total Information Technology........................................           22,086,012           22.2%
                                                                             ------------          ------
Materials -- (4.9%)
      DowDuPont, Inc................................................   6,307      398,855            0.4%
      Other Securities..............................................            4,638,779            4.6%
                                                                             ------------          ------
Total Materials.....................................................            5,037,634            5.0%
                                                                             ------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................              520,474            0.5%
                                                                             ------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................  33,146    1,083,874            1.1%
      Verizon Communications, Inc...................................  11,905      587,512            0.6%
      Other Securities..............................................              591,180            0.6%
                                                                             ------------          ------
Total Telecommunication Services....................................            2,262,566            2.3%
                                                                             ------------          ------
Utilities -- (2.2%)
      Other Securities..............................................            2,313,619            2.3%
                                                                             ------------          ------
TOTAL COMMON STOCKS.................................................           99,346,951           99.7%
                                                                             ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   70            0.0%
                                                                             ------------          ------
TOTAL INVESTMENT SECURITIES.........................................           99,347,021
                                                                             ------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 257,288      257,288            0.3%
                                                                             ------------          ------

SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund................................ 345,152    3,993,407            4.0%
                                                                             ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $60,210,675)..............................................           $103,597,716          104.0%
                                                                             ============          ======

                See accompanying Notes to Financial Statements.

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ---------- ------- ------------
   Common Stocks
     Consumer Discretionary...... $17,470,605         --   --    $ 17,470,605
     Consumer Staples............   5,087,157         --   --       5,087,157
     Energy......................   6,940,461         --   --       6,940,461
     Financials..................  21,579,970 $      427   --      21,580,397
     Industrials.................  16,048,026         --   --      16,048,026
     Information Technology......  22,086,012         --   --      22,086,012
     Materials...................   5,037,634         --   --       5,037,634
     Real Estate.................     520,474         --   --         520,474
     Telecommunication Services..   2,262,566         --   --       2,262,566
     Utilities...................   2,313,619         --   --       2,313,619
   Rights/Warrants...............          --         70   --              70
   Temporary Cash Investments....     257,288         --   --         257,288
   Securities Lending Collateral.          --  3,993,407   --       3,993,407
                                  ----------- ----------   --    ------------
   TOTAL......................... $99,603,812 $3,993,904   --    $103,597,716
                                  =========== ==========   ==    ============

                See accompanying Notes to Financial Statements.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                      PERCENTAGE
                                                  SHARES  VALUE++   OF NET ASSETS**
                                                  ------  -------   ---------------
COMMON STOCKS -- (93.0%)
AUSTRALIA -- (5.4%)
    BHP Billiton, Ltd............................ 20,901 $  487,605            0.5%
    BHP Billiton, Ltd. Sponsored ADR.............  4,700    219,725            0.2%
    Commonwealth Bank of Australia...............  4,132    222,485            0.2%
    National Australia Bank, Ltd................. 13,026    283,173            0.3%
    Rio Tinto, Ltd...............................  3,517    209,311            0.2%
    Other Securities.............................         4,218,350            4.3%
                                                         ----------            ----
TOTAL AUSTRALIA..................................         5,640,649            5.7%
                                                         ----------            ----

AUSTRIA -- (0.5%)
    Other Securities.............................           556,186            0.6%
                                                         ----------            ----

BELGIUM -- (1.2%)
    Ageas........................................  3,654    195,435            0.2%
    Other Securities.............................         1,041,630            1.0%
                                                         ----------            ----
TOTAL BELGIUM....................................         1,237,065            1.2%
                                                         ----------            ----

CANADA -- (8.0%)
    Bank of Montreal.............................  3,601    273,424            0.3%
    Bank of Nova Scotia (The)....................  4,742    291,474            0.3%
    National Bank of Canada......................  4,400    208,974            0.2%
    Royal Bank of Canada.........................  3,651    277,646            0.3%
    Toronto-Dominion Bank (The)..................  4,274    240,039            0.3%
    Other Securities.............................         7,061,768            7.0%
                                                         ----------            ----
TOTAL CANADA.....................................         8,353,325            8.4%
                                                         ----------            ----

DENMARK -- (1.1%)
    Other Securities.............................         1,146,028            1.2%
                                                         ----------            ----

FINLAND -- (2.1%)
    UPM-Kymmene Oyj Sponsored ADR................  7,100    254,677            0.3%
    Other Securities.............................         1,990,608            2.0%
                                                         ----------            ----
TOTAL FINLAND....................................         2,245,285            2.3%
                                                         ----------            ----

FRANCE -- (7.7%)
    BNP Paribas SA...............................  3,290    253,986            0.3%
    Cie Generale des Etablissements Michelin SCA.  1,763    247,918            0.3%
    LVMH Moet Hennessy Louis Vuitton SE..........    788    274,233            0.3%
    Orange SA.................................... 15,194    276,221            0.3%
#   Peugeot SA...................................  9,468    233,136            0.2%
    Total SA.....................................  9,769    613,998            0.6%
*   Ubisoft Entertainment SA.....................  2,639    252,151            0.3%
    Other Securities.............................         5,877,293            5.8%
                                                         ----------            ----
TOTAL FRANCE.....................................         8,028,936            8.1%
                                                         ----------            ----

GERMANY -- (6.4%)
    Allianz SE...................................  1,032    244,093            0.3%
    BASF SE......................................  5,979    622,076            0.6%
    Bayerische Motoren Werke AG..................  2,651    294,743            0.3%
    Daimler AG...................................  6,300    495,294            0.5%
    Deutsche Telekom AG.......................... 26,384    461,815            0.5%
    RWE AG.......................................  8,756    209,284            0.2%
    Other Securities.............................         4,423,034            4.4%
                                                         ----------            ----
TOTAL GERMANY....................................         6,750,339            6.8%
                                                         ----------            ----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------   -------   ---------------
  HONG KONG -- (2.4%)
      Other Securities.....................        $ 2,545,361            2.6%
                                                   -----------           -----

  IRELAND -- (0.6%)
      Other Securities.....................            648,729            0.6%
                                                   -----------           -----

  ISRAEL -- (0.5%)
      Other Securities.....................            545,994            0.5%
                                                   -----------           -----

  ITALY -- (3.2%)
      Fiat Chrysler Automobiles NV......... 13,679     298,613            0.3%
      Other Securities.....................          3,055,800            3.1%
                                                   -----------           -----
  TOTAL ITALY..............................          3,354,413            3.4%
                                                   -----------           -----

  JAPAN -- (23.5%)
      Hitachi, Ltd......................... 41,000     299,241            0.3%
      Honda Motor Co., Ltd.................  7,300     251,017            0.3%
      Mitsubishi UFJ Financial Group, Inc.. 34,470     230,995            0.2%
      Nissan Motor Co., Ltd................ 18,700     196,733            0.2%
      ORIX Corp............................ 10,800     189,420            0.2%
      Sony Corp............................  5,200     242,872            0.3%
      Toyota Motor Corp.................... 10,906     715,132            0.7%
      Toyota Motor Corp. Sponsored ADR.....  3,466     453,977            0.5%
      Other Securities.....................         22,031,739           22.2%
                                                   -----------           -----
  TOTAL JAPAN..............................         24,611,126           24.9%
                                                   -----------           -----

  NETHERLANDS -- (2.5%)
      Other Securities.....................          2,634,190            2.7%
                                                   -----------           -----

  NEW ZEALAND -- (0.3%)
      Other Securities.....................            365,132            0.4%
                                                   -----------           -----

  NORWAY -- (0.9%)
      Other Securities.....................            973,716            1.0%
                                                   -----------           -----

  PORTUGAL -- (0.4%)
      Other Securities.....................            385,704            0.4%
                                                   -----------           -----

  SINGAPORE -- (1.1%)
      Other Securities.....................          1,107,304            1.1%
                                                   -----------           -----

  SPAIN -- (2.6%)
      Iberdrola SA......................... 33,482     258,683            0.3%
      Other Securities.....................          2,422,998            2.4%
                                                   -----------           -----
  TOTAL SPAIN..............................          2,681,681            2.7%
                                                   -----------           -----

  SWEDEN -- (2.7%)
      Other Securities.....................          2,792,250            2.8%
                                                   -----------           -----

  SWITZERLAND -- (4.6%)
      Nestle SA............................  9,241     715,901            0.7%
      Other Securities.....................          4,119,414            4.2%
                                                   -----------           -----
  TOTAL SWITZERLAND........................          4,835,315            4.9%
                                                   -----------           -----

                See accompanying Notes to Financial Statements.

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                       SHARES    VALUE++    OF NET ASSETS**
                                                       ------    -------    ---------------
UNITED KINGDOM -- (15.3%)
      Anglo American P.L.C............................  13,066 $    307,433            0.3%
      Ashtead Group P.L.C.............................   6,926      192,354            0.2%
      BHP Billiton P.L.C. ADR.........................   7,196      304,679            0.3%
      BP P.L.C. Sponsored ADR.........................  14,566      649,491            0.7%
      HSBC Holdings P.L.C.............................  20,768      206,766            0.2%
#     HSBC Holdings P.L.C. Sponsored ADR..............   8,230      413,640            0.4%
      Rio Tinto P.L.C. Sponsored ADR..................   8,120      446,194            0.5%
      Royal Dutch Shell P.L.C. Class A................   8,812      306,586            0.3%
      Royal Dutch Shell P.L.C. Class B................   5,560      198,488            0.2%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   4,766      333,143            0.3%
      Tesco P.L.C.....................................  75,212      243,608            0.3%
      Unilever P.L.C. Sponsored ADR...................   4,082      228,470            0.2%
      Vodafone Group P.L.C. Sponsored ADR.............   9,842      289,464            0.3%
      Other Securities................................           11,896,004           12.0%
                                                               ------------          ------
TOTAL UNITED KINGDOM..................................           16,016,320           16.2%
                                                               ------------          ------
TOTAL COMMON STOCKS...................................           97,455,048           98.5%
                                                               ------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...................................   1,614      332,863            0.3%
      Other Securities................................              218,456            0.3%
                                                               ------------          ------
TOTAL GERMANY.........................................              551,319            0.6%
                                                               ------------          ------
TOTAL PREFERRED STOCKS................................              551,319            0.6%
                                                               ------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL RIGHTS/WARRANTS.................................                   --            0.0%
                                                               ------------          ------
TOTAL INVESTMENT SECURITIES...........................           98,006,367
                                                               ------------

                                                                 VALUE+
                                                         -       ------            -
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@  DFA Short Term Investment Fund.................. 591,258    6,840,859            6.9%
                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $89,145,960)................................           $104,847,226          106.0%
                                                               ============          ======

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------
                            LEVEL 1    LEVEL 2   LEVEL 3   TOTAL
                           ---------- ---------- ------- ----------
            Common Stocks
              Australia... $  451,020 $5,189,629   --    $5,640,649
              Austria.....         --    556,186   --       556,186
              Belgium.....         --  1,237,065   --     1,237,065
              Canada......  8,353,325         --   --     8,353,325
              Denmark.....         --  1,146,028   --     1,146,028
              Finland.....    403,440  1,841,845   --     2,245,285
              France......    234,465  7,794,471   --     8,028,936
              Germany.....    166,216  6,584,123   --     6,750,339
              Hong Kong...         --  2,545,361   --     2,545,361
              Ireland.....     45,720    603,009   --       648,729

                See accompanying Notes to Financial Statements.

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ----------- ----------- ------- ------------
  Common Stocks (Continued)
    Israel......................          -- $   545,994   --    $    545,994
    Italy....................... $   482,581   2,871,832   --       3,354,413
    Japan.......................     775,878  23,835,248   --      24,611,126
    Netherlands.................     544,997   2,089,193   --       2,634,190
    New Zealand.................          --     365,132   --         365,132
    Norway......................      82,714     891,002   --         973,716
    Portugal....................          --     385,704   --         385,704
    Singapore...................          --   1,107,304   --       1,107,304
    Spain.......................     368,062   2,313,619   --       2,681,681
    Sweden......................          --   2,792,250   --       2,792,250
    Switzerland.................     281,419   4,553,896   --       4,835,315
    United Kingdom..............   3,376,925  12,639,395   --      16,016,320
  Preferred Stocks
    Germany.....................          --     551,319   --         551,319
  Securities Lending Collateral.          --   6,840,859   --       6,840,859
                                 ----------- -----------   --    ------------
  TOTAL......................... $15,566,762 $89,280,464   --    $104,847,226
                                 =========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                                CSTG&E
                                                                                              CSTG&E U.S.    INTERNATIONAL
                                                                                              SOCIAL CORE     SOCIAL CORE
                                                                                               EQUITY 2         EQUITY
                                                                                              PORTFOLIO*      PORTFOLIO*
                                                                                             -------------- --------------
ASSETS:
Investments at Value (including $6,643 and $7,211 of securities on loan, respectively)...... $       99,347 $       98,006
Temporary Cash Investments at Value & Cost..................................................            257             --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,993
 and $6,841)................................................................................          3,993          6,841
Foreign Currencies at Value.................................................................             --            492
Cash........................................................................................             --            111
Receivables:
  Investment Securities Sold................................................................             22            254
  Dividends, Interest and Tax Reclaims......................................................             69            497
  Securities Lending Income.................................................................              3             13
  Prepaid Expenses and Other Assets.........................................................              2              2
                                                                                             -------------- --------------
     Total Assets...........................................................................        103,693        106,216
                                                                                             -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................................................          3,992          6,842
  Investment Securities Purchased...........................................................             64            392
  Fund Shares Redeemed......................................................................              2              3
  Due to Advisor............................................................................             22             34
Accrued Expenses and Other Liabilities......................................................             22             54
                                                                                             -------------- --------------
     Total Liabilities......................................................................          4,102          7,325
                                                                                             -------------- --------------
NET ASSETS.................................................................................. $       99,591 $       98,891
                                                                                             ============== ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................................      5,750,938      9,580,460
                                                                                             ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................... $        17.32 $        10.32
                                                                                             ============== ==============
Investments at Cost......................................................................... $       55,960 $       82,305
                                                                                             ============== ==============
Foreign Currencies at Cost.................................................................. $           -- $          495
                                                                                             ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................. $       52,596 $       92,757
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................................            126            614
Accumulated Net Realized Gain (Loss)........................................................          3,482        (10,168)
Net Unrealized Foreign Exchange Gain (Loss).................................................             --            (10)
Net Unrealized Appreciation (Depreciation)..................................................         43,387         15,698
                                                                                             -------------- --------------
NET ASSETS.................................................................................. $       99,591 $       98,891
                                                                                             ============== ==============
(1) NUMBER OF SHARES AUTHORIZED.............................................................  1,000,000,000  1,000,000,000
                                                                                             ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                         CSTG&E
                                                                          CSTG&E U.S. INTERNATIONAL
                                                                          SOCIAL CORE  SOCIAL CORE
                                                                           EQUITY 2      EQUITY
                                                                          PORTFOLIO#   PORTFOLIO#
                                                                          ----------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $129, respectively).   $  919       $1,318
  Income from Securities Lending.........................................       21           51
                                                                            ------       ------
     Total Investment Income.............................................      940        1,369
                                                                            ------       ------
EXPENSES
  Investment Management Fees.............................................      141          207
  Accounting & Transfer Agent Fees.......................................        3            7
  Custodian Fees.........................................................        2           16
  Filing Fees............................................................        1            1
  Shareholders' Reports..................................................        2            2
  Professional Fees......................................................        1            1
  Other..................................................................       16           25
                                                                            ------       ------
     Total Expenses......................................................      166          259
                                                                            ------       ------
  Fees Paid Indirectly (Note C)..........................................       --           --
                                                                            ------       ------
  Net Expenses...........................................................      166          259
                                                                            ------       ------
  NET INVESTMENT INCOME (LOSS)...........................................      774        1,110
                                                                            ------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................    3,462         (198)
    Affiliated Investment Companies Shares Sold..........................       --           (1)
    Foreign Currency Transactions........................................       --            9
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     (334)       2,240
    Affiliated Investment Companies Shares...............................       (1)          --
    Translation of Foreign Currency Denominated Amounts..................       --           (9)
                                                                            ------       ------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    3,127        2,041
                                                                            ------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $3,901       $3,151
                                                                            ======       ======

----------
**Net of foreign capital gain taxes withheld of $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  CSTG&E U.S. SOCIAL     CSTG&E INTERNATIONAL
                                                                 CORE EQUITY 2 PORTFOLIO SOCIAL CORE EQUITY PORTFOLIO
                                                                 ----------------------  ---------------------------
                                                                 SIX MONTHS     YEAR     SIX MONTHS        YEAR
                                                                    ENDED      ENDED        ENDED         ENDED
                                                                  APRIL 30,   OCT. 31,    APRIL 30,      OCT. 31,
                                                                    2018        2017        2018           2017
                                                                 -----------  --------   -----------     --------
                                                                 (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..................................  $    774    $  1,484     $ 1,110       $ 2,175
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     3,462       3,643        (198)         (708)
    Affiliated Investment Companies Shares Sold.................        --           2          (1)           --
    Foreign Currency Transactions...............................        --          --           9           (17)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................      (334)     16,001       2,240        19,255
    Affiliated Investment Companies Shares Sold.................        (1)         (2)         --            (1)
    Translation of Foreign Currency Denominated Amounts.........        --          --          (9)            8
                                                                  --------    --------     -------       -------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     3,901      21,128       3,151        20,712
                                                                  --------    --------     -------       -------
Distributions From:
  Net Investment Income.........................................      (717)     (1,529)       (788)       (2,207)
  Net Long-Term Gains...........................................    (3,580)     (1,703)         --            --
                                                                  --------    --------     -------       -------
     Total Distributions........................................    (4,297)     (3,232)       (788)       (2,207)
                                                                  --------    --------     -------       -------
Capital Share Transactions (1):
  Shares Issued.................................................       533       1,442         786           712
  Shares Issued in Lieu of Cash Distributions...................     4,298       3,232         788         2,207
  Shares Redeemed...............................................    (6,764)     (6,483)     (2,036)       (5,596)
                                                                  --------    --------     -------       -------
     Net Increase (Decrease) from Capital Share Transactions....    (1,933)     (1,809)       (462)       (2,677)
                                                                  --------    --------     -------       -------
     Total Increase (Decrease) in Net Assets....................    (2,329)     16,087       1,901        15,828
NET ASSETS
  Beginning of Period...........................................   101,920      85,833      96,990        81,162
                                                                  --------    --------     -------       -------
  End of Period.................................................  $ 99,591    $101,920     $98,891       $96,990
                                                                  ========    ========     =======       =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................        31          90          77            81
  Shares Issued in Lieu of Cash Distributions...................       247         202          79           243
  Shares Redeemed...............................................      (379)       (404)       (199)         (600)
                                                                  --------    --------     -------       -------
     Net Increase (Decrease) from Shares Issued and Redeemed....      (101)       (112)        (43)         (276)
                                                                  ========    ========     =======       =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME).........................................  $    126    $     69     $   614       $   292

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                                                               ----------------------------------------------------------
                                                               SIX MONTHS      YEAR      YEAR     YEAR     YEAR     YEAR
                                                                  ENDED       ENDED     ENDED    ENDED    ENDED    ENDED
                                                                APRIL 30,    OCT. 31,  OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                  2018         2017      2016     2015     2014     2013
---------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period..........................   $ 17.42     $  14.39  $ 14.30  $ 14.38  $ 13.08  $ 10.07
                                                                 -------     --------  -------  -------  -------  -------
Income from Investment Operations
-
  Net Investment Income (Loss) (A)............................      0.13         0.25     0.26     0.24     0.20     0.20
  Net Gains (Losses) on Securities (Realized and
   Unrealized)................................................      0.50         3.33     0.31    (0.08)    1.30     3.01
                                                                 -------     --------  -------  -------  -------  -------
   Total from Investment Operations...........................      0.63         3.58     0.57     0.16     1.50     3.21
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income.......................................     (0.12)       (0.26)   (0.26)   (0.24)   (0.20)   (0.20)
  Net Realized Gains..........................................     (0.61)       (0.29)   (0.22)      --       --       --
                                                                 -------     --------  -------  -------  -------  -------
   Total Distributions........................................     (0.73)       (0.55)   (0.48)   (0.24)   (0.20)   (0.20)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................   $ 17.32     $  17.42  $ 14.39  $ 14.30  $ 14.38  $ 13.08
============================================================== ===========   ========  ======== ======== ======== ========
Total Return..................................................      3.63%(B)    25.22%    4.18%    1.13%   11.54%   32.27%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........................   $99,591     $101,920  $85,833  $86,846  $91,842  $89,269
Ratio of Expenses to Average Net Assets.......................      0.32%(C)     0.32%    0.32%    0.34%    0.32%    0.35%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................      0.32%(C)     0.32%    0.32%    0.34%    0.32%    0.35%
Ratio of Net Investment Income to Average Net Assets..........      1.49%(C)     1.55%    1.91%    1.67%    1.47%    1.71%
Portfolio Turnover Rate.......................................         4%(B)        9%      16%      12%      11%       4%
---------------------------------------------------------------------------------------------------------------------------

                                                                     CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                                                               -------------------------------------------------------------
                                                               SIX MONTHS      YEAR     YEAR     YEAR       YEAR      YEAR
                                                                  ENDED       ENDED    ENDED    ENDED      ENDED     ENDED
                                                                APRIL 30,    OCT. 31, OCT. 31, OCT. 31,   OCT. 31,  OCT. 31,
                                                                  2018         2017     2016     2015       2014      2013
-----------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period..........................   $ 10.08     $  8.20  $  8.34  $  8.74   $   9.16   $   7.39
                                                                 -------     -------  -------  -------   --------   --------
Income from Investment Operations
-
  Net Investment Income (Loss) (A)............................      0.12        0.22     0.22     0.22       0.29       0.21
  Net Gains (Losses) on Securities (Realized and
   Unrealized)................................................      0.20        1.89    (0.14)   (0.40)     (0.43)      1.79
                                                                 -------     -------  -------  -------   --------   --------
   Total from Investment Operations...........................      0.32        2.11     0.08    (0.18)     (0.14)      2.00
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income.......................................     (0.08)      (0.23)   (0.22)   (0.22)     (0.28)     (0.23)
  Net Realized Gains..........................................        --          --       --       --         --         --
                                                                 -------     -------  -------  -------   --------   --------
   Total Distributions........................................     (0.08)      (0.23)   (0.22)   (0.22)     (0.28)     (0.23)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................   $ 10.32     $ 10.08  $  8.20  $  8.34   $   8.74   $   9.16
============================================================== ===========   ======== ======== ========  ========   ========
Total Return..................................................      3.22%(B)   26.00%    1.15%   (2.15)%    (1.71)%    27.54%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........................   $98,891     $96,990  $81,162  $97,267   $100,169   $110,438
Ratio of Expenses to Average Net Assets.......................      0.52%(C)    0.53%    0.55%    0.54%      0.53%      0.56%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................      0.52%(C)    0.53%    0.55%    0.54%      0.53%      0.56%
Ratio of Net Investment Income to Average Net Assets..........      2.26%(C)    2.44%    2.73%    2.52%      3.08%      2.54%
Portfolio Turnover Rate.......................................         6%(B)      15%       5%       8%        18%         8%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   CSTG&E International Social Core Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2018, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

EARNED INCOME CREDIT:

   In addition, CSTG&E International Social Core Equity Portfolio entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended
April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
                                                            ----------
         CSTG&E International Social Core Equity Portfolio.     --

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ $4
             CSTG&E International Social Core Equity Portfolio.  4

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                         PURCHASES SALES
                                                         --------- ------
      CSTG&E U.S. Social Core Equity 2 Portfolio........  $3,695   $8,454
      CSTG&E International Social Core Equity Portfolio.   6,150    6,674

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                              NET REALIZED                                    DIVIDEND
                                                              GAIN/(LOSS)                                      INCOME
                                                              ON SALES OF    CHANGE IN                          FROM
                                                     PROCEEDS  AFFILIATED   UNREALIZED               SHARES  AFFILIATED
                                BALANCE AT PURCHASES   FROM    INVESTMENT  APPRECIATION/ BALANCE AT  AS OF   INVESTMENT
                                 10/31/17   AT COST   SALES    COMPANIES   DEPRECIATION   04/30/18  04/30/18 COMPANIES
                                ---------- --------- -------- ------------ ------------- ---------- -------- ----------
CSTG&E U.S. SOCIAL CORE EQUITY
 2 PORTFOLIO
DFA Short Term Investment
 Fund..........................   $5,084    $ 8,368  $ 9,458       --           $(1)       $3,993     345       $37
                                  ------    -------  -------      ---           ---        ------     ---       ---
TOTAL..........................   $5,084    $ 8,368  $ 9,458       --           $(1)       $3,993     345       $37
                                  ======    =======  =======      ===           ===        ======     ===       ===

CSTG&E INTERNATIONAL SOCIAL
 CORE EQUITY PORTFOLIO
DFA Short Term Investment
 Fund..........................   $6,746    $15,098  $15,002      $(1)           --        $6,841     591       $49
                                  ------    -------  -------      ---           ---        ------     ---       ---
TOTAL..........................   $6,746    $15,098  $15,002      $(1)           --        $6,841     591       $49
                                  ======    =======  =======      ===           ===        ======     ===       ===

                                CAPITAL GAIN
                                DISTRIBUTIONS
                                    FROM
                                 AFFILIATED
                                 INVESTMENT
                                  COMPANIES
                                -------------
CSTG&E U.S. SOCIAL CORE EQUITY
 2 PORTFOLIO
DFA Short Term Investment
 Fund..........................      --
                                     --
TOTAL..........................      --
                                     ==

CSTG&E INTERNATIONAL SOCIAL
 CORE EQUITY PORTFOLIO
DFA Short Term Investment
 Fund..........................      --
                                     --
TOTAL..........................      --
                                     ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                      INCREASE       INCREASE
                                                                     (DECREASE)     (DECREASE)
                                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                   --------------- -------------- --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........      $  93           $(60)          $(33)
CSTG&E International Social Core Equity Portfolio.       (904)            44            860

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                   -------------- ------------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio
2016..............................................     $1,589        $1,316     $2,905
2017..............................................      1,529         1,703      3,232
CSTG&E International Social Core Equity Portfolio
2016..............................................      2,576            --      2,576
2017..............................................      2,207            --      2,207

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                   -------------- ------------- -----
CSTG&E U.S. Social Core Equity 2 Portfolio........      $(27)         $(66)     $(93)
CSTG&E International Social Core Equity Portfolio.        --            --        --

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                               TOTAL NET
                                  NET INVESTMENT                                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- ------------- -------------- -------------
CSTG&E U.S. Social Core Equity 2
  Portfolio......................      $ 76         $3,580             --       $43,736        $47,392
CSTG&E International Social Core
  Equity Portfolio...............       607             --        $(9,871)       13,041          3,777

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                         UNLIMITED TOTAL
                                                         --------- ------
      CSTG&E U.S. Social Core Equity 2 Portfolio........      --       --
      CSTG&E International Social Core Equity Portfolio.  $9,871   $9,871

   During the year ended October 31, 2017, the Portfolios did not utilize capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                              NET
                                                                                           UNREALIZED
                                                   FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                      COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                                   ----------- ------------ ------------ --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........   $60,195     $45,382      $ (1,979)     $43,403
CSTG&E International Social Core Equity Portfolio.    89,563      26,538       (11,254)      15,284

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by CSTG&E International Social Core Equity Portfolio may be inhibited.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core Equity 2
  Portfolio.............................     2.18%        $2,308          7        $ 1        $3,790
CSTG&E International Social Core Equity
  Portfolio.............................     2.15%           109         11         --           391

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                          PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                          --------- ------ --------------------
CSTG&E U.S. Social Core Equity 2 Portfolio........   $ 40    $1,559         $479
CSTG&E International Social Core Equity Portfolio.    657       905          122

J. SECURITIES LENDING:

   As of April 30, 2018, the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. The non-cash collateral consisting of short-and/or long-term U.S Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                              MARKET
                                                              VALUE
                                                              ------
           CSTG&E U.S. Social Core Equity 2 Portfolio........ $2,863
           CSTG&E International Social Core Equity Portfolio.    730

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF APRIL 30, 2018
                                  -------------------------------------------------------
                                  OVERNIGHT AND            BETWEEN
                                   CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS   TOTAL
                                  ------------- -------- ------------ -------- ----------
SECURITIES LENDING TRANSACTIONS
CSTG&E U.S. SOCIAL CORE EQUITY 2
  PORTFOLIO
Common Stocks....................  $3,993,407      --         --         --    $3,993,407
CSTG&E INTERNATIONAL SOCIAL CORE
  EQUITY PORTFOLIO
Common Stocks....................   6,840,859      --         --         --     6,840,859

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 CSTG&E U.S. Social Core Equity 2 Portfolio........      3             97%
 CSTG&E International Social Core Equity Portfolio.      3             98%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filled actions against all shareholders of The Tribune Company who tendered shared when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, or results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                   ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                   --------------------------------------------
                                                    NET INCOME FOR      ACCUMULATED
                                                    THE CURRENT OR     UNDISTRIBUTED
                                                       PRECEDING        NET PROFITS    PAID-IN
                                                     FISCAL YEAR,      FROM THE SALE   SURPLUS
                                                    AND ACCUMULATED    OF SECURITIES   OR OTHER
                                                   UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                          INCOME          PROPERTIES      SOURCE
--------------                                     -----------------   -------------   --------
CSTG&E U.S. Social Core Equity 2 Portfolio
   December 15, 2017..............................        82%                0%           18%
CSTG&E International Social Core Equity Portfolio
   December 15, 2017..............................        56%                0%           44%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-015S
 [LOGO]                                                              00211502

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------


U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

DFA SOCIAL FIXED INCOME PORTFOLIO

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..........................   1
      Disclosure of Fund Expenses......................................   2
      Disclosure of Portfolio Holdings.................................   4
      Summary Schedules of Portfolio Holdings/Schedule of Investments
          U.S. Social Core Equity 2 Portfolio..........................   6
          U.S. Sustainability Core 1 Portfolio.........................   9
          International Sustainability Core 1 Portfolio................  12
          International Social Core Equity Portfolio...................  16
          Emerging Markets Social Core Equity Portfolio................  20
          DFA Social Fixed Income Portfolio............................  24
          Emerging Markets Sustainability Core 1 Portfolio.............  32
      Statements of Assets and Liabilities.............................  36
      Statements of Operations.........................................  39
      Statements of Changes in Net Assets..............................  42
      Financial Highlights.............................................  45
      Notes to Financial Statements....................................  49
      Section 19(a) Notice.............................................  65
   VOTING PROXIES ON FUND PORTFOLIO SECURITIES.........................  66
   BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS..................  67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
CAD     Canadian Dollars
EUR     Euro
SEK     Swedish Krona
USD     United States Dollars
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
^       Denominated in USD, unless otherwise noted.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2018
 EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/17  04/30/18    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
 U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
 -----------------------------------
 Actual Fund Return................... $1,000.00 $1,041.30    0.27%    $1.37
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.46    0.27%    $1.35

 U.S. SUSTAINABILITY CORE 1 PORTFOLIO
 ------------------------------------
 Actual Fund Return................... $1,000.00 $1,048.30    0.25%    $1.27
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.55    0.25%    $1.25

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    11/01/17  04/30/18    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
---------------------------------------------
Actual Fund Return................................. $1,000.00 $1,029.80    0.38%    $1.91
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.91    0.38%    $1.91

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
------------------------------------------
Actual Fund Return................................. $1,000.00 $1,037.00    0.34%    $1.72
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.11    0.34%    $1.71

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
---------------------------------------------
Actual Fund Return................................. $1,000.00 $1,045.50    0.54%    $2.74
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.12    0.54%    $2.71

DFA SOCIAL FIXED INCOME PORTFOLIO
---------------------------------
Actual Fund Return................................. $1,000.00 $  972.60    0.27%    $1.32
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.46    0.27%    $1.35

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO**
--------------------------------------------------
Actual Fund Return................................. $1,000.00 $  986.00    0.65%    $0.61
Hypothetical 5% Annual Return...................... $1,000.00 $1,004.05    0.65%    $0.61

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**Emerging Markets Sustainability Core 1 Portfolio commenced operations on
  March 27, 2018. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (34), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six-month period ended April 30, 2018 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

        U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  16.6%
Consumer Staples.............................   4.8%
Energy.......................................   7.7%
Financials...................................  19.9%
Health Care..................................   7.0%
Industrials..................................  13.2%
Information Technology.......................  20.7%
Materials....................................   5.2%
Real Estate..................................   0.5%
Telecommunication Services...................   2.5%
Utilities....................................   1.9%
                                              -----
                                              100.0%

       U.S. SUSTAINABILITY CORE 1 PORTFOLIO
Consumer Discretionary.......................  18.2%
Consumer Staples.............................   5.5%
Energy.......................................   2.6%
Financials...................................  17.7%
Health Care..................................  13.5%
Industrials..................................  13.0%
Information Technology.......................  22.5%
Materials....................................   3.4%
Real Estate..................................   0.4%
Telecommunication Services...................   2.2%
Utilities....................................   1.0%
                                              -----
                                              100.0%

   INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
Consumer Discretionary.......................  17.0%
Consumer Staples.............................   8.0%
Energy.......................................   2.2%
Financials...................................  19.2%
Health Care..................................   8.1%
Industrials..................................  19.5%
Information Technology.......................   8.1%
Materials....................................   9.1%
Real Estate..................................   2.9%
Telecommunication Services...................   4.0%
Utilities....................................   1.9%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


    INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  13.8%
Consumer Staples.............................   6.1%
Energy.......................................   8.2%
Financials...................................  20.9%
Health Care..................................   2.7%
Industrials..................................  18.4%
Information Technology.......................   6.7%
Materials....................................  13.7%
Real Estate..................................   3.0%
Telecommunication Services...................   3.1%
Utilities....................................   3.4%
                                              -----
                                              100.0%

   EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  10.7%
Consumer Staples.............................   7.1%
Energy.......................................   5.1%
Financials...................................  19.4%
Health Care..................................   2.3%
Industrials..................................   8.9%
Information Technology.......................  23.9%
Materials....................................  11.6%
Real Estate..................................   3.6%
Telecommunication Services...................   3.9%
Utilities....................................   3.5%
                                              -----
                                              100.0%

 EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
Consumer Discretionary.......................  13.3%
Consumer Staples.............................   8.7%
Energy.......................................   4.0%
Financials...................................  19.4%
Health Care..................................   4.4%
Industrials..................................  10.4%
Information Technology.......................  22.5%
Materials....................................   7.1%
Real Estate..................................   3.5%
Telecommunication Services...................   4.3%
Utilities....................................   2.4%
                                              -----
                                              100.0%

FIXED INCOME PORTFOLIO

         DFA SOCIAL FIXED INCOME PORTFOLIO
Corporate....................................  44.6%
Government...................................  40.5%
Foreign Corporate............................  12.9%
Foreign Government...........................   1.8%
Supranational................................   0.2%
                                              -----
                                              100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------     ------    ---------------
 COMMON STOCKS -- (94.0%)
 Consumer Discretionary -- (15.6%)
 *   Amazon.com, Inc......................  10,760 $ 16,851,559            1.6%
     Best Buy Co., Inc....................  35,996    2,754,774            0.3%
 *   Booking Holdings, Inc................   1,339    2,916,342            0.3%
 *   Charter Communications, Inc. Class A.  12,556    3,406,317            0.3%
     Comcast Corp. Class A................ 301,091    9,451,246            0.9%
     General Motors Co....................  79,948    2,937,290            0.3%
     Home Depot, Inc. (The)...............  30,142    5,570,242            0.5%
     Target Corp..........................  42,555    3,089,493            0.3%
     Time Warner, Inc.....................  32,617    3,092,092            0.3%
     Walt Disney Co. (The)................  52,578    5,275,151            0.5%
     Other Securities.....................          125,201,059           11.3%
                                                   ------------          ------
 Total Consumer Discretionary.............          180,545,565           16.6%
                                                   ------------          ------
 Consumer Staples -- (4.5%)
     Coca-Cola Co. (The).................. 106,580    4,605,322            0.4%
     PepsiCo, Inc.........................  36,127    3,646,659            0.3%
     Walmart, Inc.........................  93,595    8,279,414            0.8%
     Other Securities.....................           35,815,005            3.3%
                                                   ------------          ------
 Total Consumer Staples...................           52,346,400            4.8%
                                                   ------------          ------
 Energy -- (7.2%)
     Andeavor.............................  18,937    2,619,366            0.3%
     Chevron Corp.........................  70,408    8,808,745            0.8%
     Exxon Mobil Corp..................... 159,727   12,418,774            1.2%
     Other Securities.....................           59,306,431            5.4%
                                                   ------------          ------
 Total Energy.............................           83,153,316            7.7%
                                                   ------------          ------
 Financials -- (18.7%)
     American Express Co..................  29,565    2,919,544            0.3%
     Bank of America Corp................. 347,998   10,412,100            1.0%
 *   Berkshire Hathaway, Inc. Class B.....  51,856   10,046,063            0.9%
     Citigroup, Inc.......................  77,655    5,301,507            0.5%
     Goldman Sachs Group, Inc. (The)......  12,060    2,874,260            0.3%
     JPMorgan Chase & Co.................. 148,732   16,179,067            1.5%
     Wells Fargo & Co..................... 195,244   10,144,878            0.9%
     Other Securities.....................          157,755,104           14.5%
                                                   ------------          ------
 Total Financials.........................          215,632,523           19.9%
                                                   ------------          ------
 Health Care -- (6.6%)
     Amgen, Inc...........................  23,111    4,032,407            0.4%
     CVS Health Corp......................  47,997    3,351,631            0.3%
 *   Express Scripts Holding Co...........  36,624    2,772,437            0.3%
     Gilead Sciences, Inc.................  52,519    3,793,447            0.4%
     Other Securities.....................           62,355,305            5.6%
                                                   ------------          ------
 Total Health Care........................           76,305,227            7.0%
                                                   ------------          ------
 Industrials -- (12.4%)
     3M Co................................  14,850    2,886,691            0.3%
     Delta Air Lines, Inc.................  57,970    3,027,193            0.3%
     FedEx Corp...........................  15,173    3,750,766            0.4%
     Honeywell International, Inc.........  22,774    3,294,942            0.3%
     Union Pacific Corp...................  27,366    3,656,919            0.4%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                      ------       ------     ---------------
Industrials -- (Continued)
      United Technologies Corp......................................    38,470 $    4,622,170            0.4%
      Other Securities..............................................              121,735,386           11.1%
                                                                               --------------          ------
Total Industrials...................................................              142,974,067           13.2%
                                                                               --------------          ------
Information Technology -- (19.4%)
*     Alphabet, Inc. Class A........................................     4,798      4,887,147            0.5%
*     Alphabet, Inc. Class C........................................     5,060      5,147,690            0.5%
      Apple, Inc....................................................   159,812     26,410,531            2.4%
      Cisco Systems, Inc............................................   183,121      8,110,429            0.8%
*     Facebook, Inc. Class A........................................    38,797      6,673,084            0.6%
      Intel Corp....................................................   240,760     12,428,031            1.2%
      International Business Machines Corp..........................    29,766      4,314,879            0.4%
      Mastercard, Inc. Class A......................................    21,146      3,769,697            0.4%
*     Micron Technology, Inc........................................    79,107      3,637,340            0.3%
      Microsoft Corp................................................   200,479     18,748,796            1.7%
      NVIDIA Corp...................................................    17,519      3,940,023            0.4%
      Oracle Corp...................................................    97,250      4,441,407            0.4%
      Texas Instruments, Inc........................................    28,228      2,863,166            0.3%
#     Visa, Inc. Class A............................................    49,398      6,267,618            0.6%
      Other Securities..............................................              112,447,659           10.2%
                                                                               --------------          ------
Total Information Technology........................................              224,087,497           20.7%
                                                                               --------------          ------
Materials -- (4.9%)
      DowDuPont, Inc................................................    64,286      4,065,447            0.4%
      Other Securities..............................................               52,273,405            4.8%
                                                                               --------------          ------
Total Materials.....................................................               56,338,852            5.2%
                                                                               --------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                5,216,573            0.5%
                                                                               --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc.....................................................   375,645     12,283,592            1.1%
      Verizon Communications, Inc...................................   181,921      8,977,801            0.8%
      Other Securities..............................................                6,082,480            0.6%
                                                                               --------------          ------
Total Telecommunication Services....................................               27,343,873            2.5%
                                                                               --------------          ------
Utilities -- (1.8%)
      Other Securities..............................................               21,033,944            1.9%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,084,977,837          100.0%
                                                                               --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   24,282            0.0%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    9,115            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,085,011,234
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 4,784,819      4,784,819            0.4%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund................................ 5,568,011     64,421,892            6.0%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $844,386,913).............................................             $1,154,217,945          106.4%
                                                                               ==============          ======

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                               -------------- ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  180,545,565          --   --    $  180,545,565
  Consumer Staples............     52,346,400          --   --        52,346,400
  Energy......................     83,153,316          --   --        83,153,316
  Financials..................    215,629,141 $     3,382   --       215,632,523
  Health Care.................     76,305,227          --   --        76,305,227
  Industrials.................    142,974,067          --   --       142,974,067
  Information Technology......    224,087,497          --   --       224,087,497
  Materials...................     56,338,852          --   --        56,338,852
  Real Estate.................      5,216,573          --   --         5,216,573
  Telecommunication Services..     27,343,873          --   --        27,343,873
  Utilities...................     21,033,944          --   --        21,033,944
Preferred Stocks
  Consumer Discretionary......         24,282          --   --            24,282
Rights/Warrants...............             --       9,115   --             9,115
Temporary Cash Investments....      4,784,819          --   --         4,784,819
Securities Lending Collateral.             --  64,421,892   --        64,421,892
                               -------------- -----------   --    --------------
TOTAL......................... $1,089,783,556 $64,434,389   --    $1,154,217,945
                               ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                               PERCENTAGE
                                        SHARES     VALUE+    OF NET ASSETS**
                                        ------     ------    ---------------
   COMMON STOCKS -- (94.9%)
   Consumer Discretionary -- (17.2%)
   *   Amazon.com, Inc.................  28,654 $ 44,875,889            3.2%
   *   Booking Holdings, Inc...........   2,343    5,103,054            0.4%
       Comcast Corp. Class A........... 371,985   11,676,609            0.9%
       Home Depot, Inc. (The)..........  67,887   12,545,518            0.9%
   *   Netflix, Inc....................  16,176    5,054,353            0.4%
       NIKE, Inc. Class B.............. 102,036    6,978,242            0.5%
       Time Warner, Inc................  48,537    4,601,308            0.3%
       Walt Disney Co. (The)...........  67,692    6,791,538            0.5%
       Other Securities................          153,923,778           11.0%
                                                ------------          ------
   Total Consumer Discretionary........          251,550,289           18.1%
                                                ------------          ------
   Consumer Staples -- (5.2%)
       Coca-Cola Co. (The).............  96,697    4,178,277            0.3%
       Costco Wholesale Corp...........  34,268    6,756,279            0.5%
       PepsiCo, Inc....................  71,885    7,256,072            0.5%
       Procter & Gamble Co. (The)......  75,497    5,461,453            0.4%
       Walmart, Inc....................  98,375    8,702,252            0.6%
       Other Securities................           43,410,783            3.1%
                                                ------------          ------
   Total Consumer Staples..............           75,765,116            5.4%
                                                ------------          ------
   Energy -- (2.5%)
       Schlumberger, Ltd...............  64,994    4,455,989            0.3%
       Other Securities................           31,506,894            2.3%
                                                ------------          ------
   Total Energy........................           35,962,883            2.6%
                                                ------------          ------
   Financials -- (16.8%)
       American Express Co.............  44,013    4,346,284            0.3%
       Bank of America Corp............ 252,605    7,557,942            0.6%
       Citigroup, Inc.................. 113,116    7,722,429            0.6%
       Goldman Sachs Group, Inc. (The).  23,314    5,556,426            0.4%
       JPMorgan Chase & Co............. 169,628   18,452,134            1.3%
       Wells Fargo & Co................ 123,910    6,438,364            0.5%
       Other Securities................          195,569,045           14.0%
                                                ------------          ------
   Total Financials....................          245,642,624           17.7%
                                                ------------          ------
   Health Care -- (12.8%)
       AbbVie, Inc.....................  89,329    8,624,715            0.6%
       Aetna, Inc......................  22,765    4,076,073            0.3%
       Amgen, Inc......................  37,251    6,499,554            0.5%
       Anthem, Inc.....................  17,824    4,206,286            0.3%
       Bristol-Myers Squibb Co.........  77,212    4,025,062            0.3%
       CVS Health Corp.................  81,534    5,693,519            0.4%
   *   Express Scripts Holding Co......  58,499    4,428,374            0.3%
       Gilead Sciences, Inc............  87,499    6,320,053            0.5%
       Johnson & Johnson............... 133,100   16,835,819            1.2%
       Pfizer, Inc..................... 185,964    6,808,142            0.5%
       UnitedHealth Group, Inc.........  68,280   16,141,392            1.2%
       Other Securities................          103,659,148            7.4%
                                                ------------          ------
   Total Health Care...................          187,318,137           13.5%
                                                ------------          ------
   Industrials -- (12.3%)
       Caterpillar, Inc................  28,125    4,060,125            0.3%
       Honeywell International, Inc....  33,495    4,846,057            0.4%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                      ------       ------     ---------------
Industrials -- (Continued)
      United Technologies Corp......................................    40,559 $    4,873,164            0.4%
      Other Securities..............................................              166,457,286           11.9%
                                                                               --------------          ------
Total Industrials...................................................              180,236,632           13.0%
                                                                               --------------          ------
Information Technology -- (21.4%)
      Accenture P.L.C. Class A......................................    43,765      6,617,268            0.5%
*     Adobe Systems, Inc............................................    18,988      4,207,741            0.3%
*     Alphabet, Inc. Class A........................................     8,712      8,873,869            0.6%
*     Alphabet, Inc. Class C........................................     9,216      9,375,713            0.7%
      Apple, Inc....................................................   319,050     52,726,203            3.8%
      Cisco Systems, Inc............................................   203,137      8,996,938            0.7%
*     Facebook, Inc. Class A........................................    95,180     16,370,960            1.2%
      Intel Corp....................................................   171,216      8,838,170            0.6%
      International Business Machines Corp..........................    52,065      7,547,342            0.6%
      Mastercard, Inc. Class A......................................    64,982     11,584,341            0.8%
      Microsoft Corp................................................   293,979     27,492,916            2.0%
      NVIDIA Corp...................................................    34,554      7,771,195            0.6%
      Oracle Corp...................................................   123,468      5,638,784            0.4%
#     Visa, Inc. Class A............................................   106,023     13,452,198            1.0%
      Other Securities..............................................              122,993,897            8.7%
                                                                               --------------          ------
Total Information Technology........................................              312,487,535           22.5%
                                                                               --------------          ------
Materials -- (3.2%)
      Other Securities..............................................               47,116,362            3.4%
                                                                               --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                5,272,421            0.4%
                                                                               --------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc.....................................................   309,969     10,135,986            0.7%
      Verizon Communications, Inc...................................   284,762     14,053,005            1.0%
      Other Securities..............................................                5,839,943            0.4%
                                                                               --------------          ------
Total Telecommunication Services....................................               30,028,934            2.1%
                                                                               --------------          ------
Utilities -- (1.0%)
      Other Securities..............................................               14,332,387            1.0%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,385,713,320           99.7%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    5,484            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,385,718,804
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 6,758,345      6,758,345            0.5%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund................................ 5,837,041     67,534,564            4.8%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,090,085,432)...........................................             $1,460,011,713          105.0%
                                                                               ==============          ======

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                               -------------- ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  251,550,289          --   --    $  251,550,289
  Consumer Staples............     75,765,116          --   --        75,765,116
  Energy......................     35,962,883          --   --        35,962,883
  Financials..................    245,640,196 $     2,428   --       245,642,624
  Health Care.................    187,318,137          --   --       187,318,137
  Industrials.................    180,236,632          --   --       180,236,632
  Information Technology......    312,487,535          --   --       312,487,535
  Materials...................     47,116,362          --   --        47,116,362
  Real Estate.................      5,272,421          --   --         5,272,421
  Telecommunication Services..     30,028,934          --   --        30,028,934
  Utilities...................     14,332,387          --   --        14,332,387
Rights/Warrants...............             --       5,484   --             5,484
Temporary Cash Investments....      6,758,345          --   --         6,758,345
Securities Lending Collateral.             --  67,534,564   --        67,534,564
                               -------------- -----------   --    --------------
TOTAL......................... $1,392,469,237 $67,542,476   --    $1,460,011,713
                               ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------    -------   ---------------
  COMMON STOCKS -- (91.2%)
  AUSTRALIA -- (4.6%)
  #   Commonwealth Bank of Australia......  59,276 $ 3,191,682            0.4%
      National Australia Bank, Ltd........ 103,136   2,242,077            0.3%
      Westpac Banking Corp................ 115,669   2,484,621            0.3%
      Other Securities....................          36,455,308            4.0%
                                                   -----------          ------
  TOTAL AUSTRALIA.........................          44,373,688            5.0%
                                                   -----------          ------

  AUSTRIA -- (0.4%)
      Other Securities....................           3,724,914            0.4%
                                                   -----------          ------

  BELGIUM -- (1.0%)
      Other Securities....................           9,558,710            1.1%
                                                   -----------          ------

  CANADA -- (6.6%)
      Bank of Nova Scotia (The)...........  38,993   2,396,766            0.3%
      Royal Bank of Canada................  31,679   2,409,079            0.3%
      Other Securities....................          59,047,332            6.5%
                                                   -----------          ------
  TOTAL CANADA............................          63,853,177            7.1%
                                                   -----------          ------

  DENMARK -- (2.0%)
      Novo Nordisk A.S. Class B........... 106,340   5,000,948            0.6%
      Other Securities....................          14,462,206            1.6%
                                                   -----------          ------
  TOTAL DENMARK...........................          19,463,154            2.2%
                                                   -----------          ------

  FINLAND -- (1.6%)
      Other Securities....................          15,263,272            1.7%
                                                   -----------          ------

  FRANCE -- (8.6%)
      Airbus SE...........................  32,826   3,853,217            0.4%
  #   AXA SA..............................  78,181   2,235,870            0.3%
      BNP Paribas SA......................  39,442   3,044,893            0.4%
  #   L'Oreal SA..........................  15,425   3,714,180            0.4%
      LVMH Moet Hennessy Louis Vuitton SE.  15,812   5,502,763            0.6%
      Orange SA........................... 148,795   2,705,036            0.3%
  #   Peugeot SA.......................... 100,419   2,472,675            0.3%
  #   Vinci SA............................  23,215   2,321,120            0.3%
      Other Securities....................          57,409,452            6.3%
                                                   -----------          ------
  TOTAL FRANCE............................          83,259,206            9.3%
                                                   -----------          ------

  GERMANY -- (7.0%)
      Adidas AG...........................  14,149   3,477,391            0.4%
      Allianz SE..........................  15,906   3,762,148            0.4%
      BASF SE.............................  37,776   3,930,344            0.5%
      Daimler AG..........................  53,410   4,198,990            0.5%
      Siemens AG..........................  19,595   2,488,464            0.3%
      Other Securities....................          49,639,253            5.4%
                                                   -----------          ------
  TOTAL GERMANY...........................          67,496,590            7.5%
                                                   -----------          ------

  HONG KONG -- (2.1%)
      AIA Group, Ltd...................... 497,000   4,441,787            0.5%
      Other Securities....................          15,689,146            1.8%
                                                   -----------          ------
  TOTAL HONG KONG.........................          20,130,933            2.3%
                                                   -----------          ------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------    -------    ---------------
 IRELAND -- (0.5%)
     Other Securities.....................         $  4,664,923            0.5%
                                                   ------------          ------

 ISRAEL -- (0.4%)
     Other Securities.....................            4,026,321            0.5%
                                                   ------------          ------

 ITALY -- (2.8%)
     Assicurazioni Generali SpA........... 121,247    2,446,637            0.3%
     Fiat Chrysler Automobiles NV.........  96,269    2,138,979            0.3%
     Other Securities.....................           22,637,109            2.4%
                                                   ------------          ------
 TOTAL ITALY..............................           27,222,725            3.0%
                                                   ------------          ------

 JAPAN -- (23.2%)
     Honda Motor Co., Ltd.................  65,400    2,248,840            0.3%
     KDDI Corp............................ 100,100    2,687,044            0.3%
     Keyence Corp.........................   3,800    2,317,161            0.3%
     Mitsubishi UFJ Financial Group, Inc.. 376,300    2,521,715            0.3%
     SoftBank Group Corp..................  50,084    3,826,884            0.4%
     Sony Corp............................  58,500    2,732,307            0.3%
     Toyota Motor Corp....................  66,919    4,388,036            0.5%
     Toyota Motor Corp. Sponsored ADR.....  17,953    2,351,484            0.3%
     Other Securities.....................          201,064,363           22.3%
                                                   ------------          ------
 TOTAL JAPAN..............................          224,137,834           25.0%
                                                   ------------          ------

 NETHERLANDS -- (3.4%)
 #   ASML Holding NV......................  11,222    2,114,786            0.3%
 #   Unilever NV..........................  66,370    3,791,054            0.4%
     Other Securities.....................           26,689,922            2.9%
                                                   ------------          ------
 TOTAL NETHERLANDS........................           32,595,762            3.6%
                                                   ------------          ------

 NEW ZEALAND -- (0.3%)
     Other Securities.....................            3,321,172            0.4%
                                                   ------------          ------

 NORWAY -- (0.7%)
     Other Securities.....................            7,207,834            0.8%
                                                   ------------          ------

 PORTUGAL -- (0.1%)
     Other Securities.....................            1,241,533            0.1%
                                                   ------------          ------

 SINGAPORE -- (0.9%)
     Other Securities.....................            9,158,174            1.0%
                                                   ------------          ------

 SPAIN -- (2.3%)
     Amadeus IT Group SA..................  33,578    2,449,844            0.3%
 #   Banco Santander SA................... 556,249    3,593,884            0.4%
     Other Securities.....................           16,009,727            1.8%
                                                   ------------          ------
 TOTAL SPAIN..............................           22,053,455            2.5%
                                                   ------------          ------

 SWEDEN -- (3.1%)
     Other Securities.....................           29,974,130            3.3%
                                                   ------------          ------

 SWITZERLAND -- (6.2%)
     Cie Financiere Richemont SA..........  25,995    2,471,050            0.3%
     Novartis AG Sponsored ADR............  45,715    3,505,883            0.4%
     Roche Holding AG.....................  39,901    8,865,498            1.0%
 #   Swisscom AG..........................   4,816    2,309,910            0.3%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG............     7,959 $  2,542,386            0.3%
      Other Securities.....................             40,769,287            4.5%
                                                      ------------          ------
TOTAL SWITZERLAND..........................             60,464,014            6.8%
                                                      ------------          ------

UNITED KINGDOM -- (13.4%)
      AstraZeneca P.L.C. Sponsored ADR.....    88,837    3,156,379            0.4%
      Aviva P.L.C..........................   312,392    2,269,740            0.3%
      Compass Group P.L.C..................   137,424    2,948,119            0.3%
      Diageo P.L.C. Sponsored ADR..........    24,192    3,434,296            0.4%
      Experian P.L.C.......................    94,023    2,154,271            0.3%
#     GlaxoSmithKline P.L.C. Sponsored ADR.    57,441    2,303,958            0.3%
#     HSBC Holdings P.L.C. Sponsored ADR...    69,471    3,491,612            0.4%
      Lloyds Banking Group P.L.C........... 2,810,849    2,493,074            0.3%
      Reckitt Benckiser Group P.L.C........    28,486    2,234,669            0.3%
      Tesco P.L.C..........................   762,423    2,469,439            0.3%
      Unilever P.L.C. Sponsored ADR........    46,799    2,619,340            0.3%
      Other Securities.....................             99,871,905           10.8%
                                                      ------------          ------
TOTAL UNITED KINGDOM.......................            129,446,802           14.4%
                                                      ------------          ------
TOTAL COMMON STOCKS........................            882,638,323           98.5%
                                                      ------------          ------

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
      Other Securities.....................              3,552,834            0.4%
                                                      ------------          ------
TOTAL PREFERRED STOCKS.....................              3,552,834            0.4%
                                                      ------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL RIGHTS/WARRANTS......................                     --            0.0%
                                                      ------------          ------
TOTAL INVESTMENT SECURITIES................            886,191,157
                                                      ------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@  DFA Short Term Investment Fund....... 7,005,708   81,056,039            9.0%
                                                      ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $810,608,567)....................             $967,247,196          107.9%
                                                      ============          ======

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
   Australia................... $    281,422 $ 44,092,266   --    $ 44,373,688
   Austria.....................           --    3,724,914   --       3,724,914
   Belgium.....................       95,429    9,463,281   --       9,558,710
   Canada......................   63,853,177           --   --      63,853,177
   Denmark.....................      688,375   18,774,779   --      19,463,154
   Finland.....................      123,247   15,140,025   --      15,263,272
   France......................      319,507   82,939,699   --      83,259,206
   Germany.....................    3,063,446   64,433,144   --      67,496,590
   Hong Kong...................       57,988   20,072,945   --      20,130,933
   Ireland.....................           --    4,664,923   --       4,664,923
   Israel......................      619,071    3,407,250   --       4,026,321
   Italy.......................      443,391   26,779,334   --      27,222,725
   Japan.......................    4,996,249  219,141,585   --     224,137,834
   Netherlands.................    8,045,712   24,550,050   --      32,595,762
   New Zealand.................       12,188    3,308,984   --       3,321,172
   Norway......................       18,261    7,189,573   --       7,207,834
   Portugal....................           --    1,241,533   --       1,241,533
   Singapore...................           --    9,158,174   --       9,158,174
   Spain.......................    1,129,813   20,923,642   --      22,053,455
   Sweden......................      508,191   29,465,939   --      29,974,130
   Switzerland.................    5,965,305   54,498,709   --      60,464,014
   United Kingdom..............   20,157,894  109,288,908   --     129,446,802
 Preferred Stocks
   Germany.....................           --    3,552,834   --       3,552,834
 Securities Lending Collateral.           --   81,056,039   --      81,056,039
                                ------------ ------------   --    ------------
 TOTAL                          $110,378,666 $856,868,530   --    $967,247,196
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------    -------   ---------------
COMMON STOCKS -- (91.9%)
AUSTRALIA -- (5.8%)
#   Australia & New Zealand Banking Group, Ltd...  97,617 $ 1,962,315            0.2%
    BHP Billiton, Ltd............................ 207,542   4,841,799            0.5%
#   Commonwealth Bank of Australia...............  57,064   3,072,578            0.3%
#   National Australia Bank, Ltd................. 126,792   2,756,336            0.3%
#   Westpac Banking Corp......................... 144,902   3,112,559            0.3%
    Other Securities.............................          45,914,398            4.6%
                                                          -----------          ------
TOTAL AUSTRALIA..................................          61,659,985            6.2%
                                                          -----------          ------

AUSTRIA -- (0.6%)
    Other Securities.............................           5,753,274            0.6%
                                                          -----------          ------

BELGIUM -- (1.1%)
    Other Securities.............................          11,948,338            1.2%
                                                          -----------          ------

CANADA -- (8.8%)
#   Bank of Montreal.............................  25,724   1,953,618            0.2%
    Canadian Natural Resources, Ltd..............  63,930   2,306,594            0.3%
    Royal Bank of Canada.........................  24,345   1,851,437            0.2%
    Suncor Energy, Inc...........................  95,712   3,659,070            0.4%
    Toronto-Dominion Bank (The)..................  34,519   1,938,242            0.2%
    Other Securities.............................          82,578,046            8.2%
                                                          -----------          ------
TOTAL CANADA.....................................          94,287,007            9.5%
                                                          -----------          ------

DENMARK -- (1.2%)
    Other Securities.............................          12,864,184            1.3%
                                                          -----------          ------

FINLAND -- (1.5%)
    UPM-Kymmene Oyj..............................  64,508   2,301,748            0.2%
    Other Securities.............................          13,249,402            1.4%
                                                          -----------          ------
TOTAL FINLAND....................................          15,551,150            1.6%
                                                          -----------          ------

FRANCE -- (7.2%)
#   AXA SA.......................................  70,744   2,023,182            0.2%
    BNP Paribas SA...............................  40,983   3,163,857            0.3%
    Cie Generale des Etablissements Michelin SCA.  20,347   2,861,253            0.3%
    LVMH Moet Hennessy Louis Vuitton SE..........   5,903   2,054,314            0.2%
#   Peugeot SA...................................  92,213   2,270,614            0.2%
    Total SA.....................................  93,481   5,875,438            0.6%
    Other Securities.............................          58,950,432            6.0%
                                                          -----------          ------
TOTAL FRANCE.....................................          77,199,090            7.8%
                                                          -----------          ------

GERMANY -- (5.8%)
    Allianz SE...................................  14,369   3,398,611            0.4%
    BASF SE......................................  48,323   5,027,689            0.5%
    Deutsche Telekom AG.......................... 236,404   4,137,924            0.4%
    Siemens AG...................................  17,292   2,195,995            0.2%
    Other Securities.............................          47,185,515            4.7%
                                                          -----------          ------
TOTAL GERMANY....................................          61,945,734            6.2%
                                                          -----------          ------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------    -------    ---------------
HONG KONG -- (2.7%)
    AIA Group, Ltd........................ 343,400 $  3,069,034            0.3%
    Other Securities......................           26,061,083            2.6%
                                                   ------------          ------
TOTAL HONG KONG...........................           29,130,117            2.9%
                                                   ------------          ------

IRELAND -- (0.6%)
    Other Securities......................            6,350,443            0.6%
                                                   ------------          ------

ISRAEL -- (0.6%)
    Other Securities......................            6,791,217            0.7%
                                                   ------------          ------

ITALY -- (3.1%)
    Eni SpA............................... 131,586    2,572,296            0.3%
    Fiat Chrysler Automobiles NV..........  95,249    2,116,316            0.2%
    Intesa Sanpaolo SpA................... 501,508    1,907,714            0.2%
    Other Securities......................           26,492,562            2.6%
                                                   ------------          ------
TOTAL ITALY...............................           33,088,888            3.3%
                                                   ------------          ------

JAPAN -- (23.2%)
    Honda Motor Co., Ltd.................. 100,600    3,459,225            0.4%
    Mitsubishi UFJ Financial Group, Inc... 424,300    2,843,379            0.3%
    NTT DOCOMO, Inc.......................  75,000    1,937,550            0.2%
    SoftBank Group Corp...................  26,900    2,055,394            0.2%
    Sumitomo Mitsui Financial Group, Inc..  46,700    1,946,374            0.2%
    Other Securities......................          235,459,466           23.7%
                                                   ------------          ------
TOTAL JAPAN...............................          247,701,388           25.0%
                                                   ------------          ------

NETHERLANDS -- (2.6%)
    ING Groep NV.......................... 133,618    2,251,531            0.2%
    Koninklijke Ahold Delhaize NV.........  97,159    2,343,903            0.2%
    Other Securities......................           23,164,402            2.4%
                                                   ------------          ------
TOTAL NETHERLANDS.........................           27,759,836            2.8%
                                                   ------------          ------

NEW ZEALAND -- (0.5%)
    Other Securities......................            4,886,803            0.5%
                                                   ------------          ------

NORWAY -- (1.0%)
    Other Securities......................           10,596,234            1.1%
                                                   ------------          ------

PORTUGAL -- (0.3%)
    Other Securities......................            3,280,706            0.3%
                                                   ------------          ------

SINGAPORE -- (1.2%)
    Other Securities......................           12,612,665            1.3%
                                                   ------------          ------

SPAIN -- (2.6%)
#   Banco Santander SA.................... 692,429    4,473,729            0.5%
    Iberdrola SA.......................... 268,308    2,072,929            0.2%
    Repsol SA............................. 112,444    2,145,745            0.2%
    Other Securities......................           19,208,434            1.9%
                                                   ------------          ------
TOTAL SPAIN...............................           27,900,837            2.8%
                                                   ------------          ------

SWEDEN -- (2.3%)
    Other Securities......................           24,420,873            2.5%
                                                   ------------          ------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                        SHARES      VALUE++     OF NET ASSETS**
                                                        ------      -------     ---------------
SWITZERLAND -- (4.1%)
      Zurich Insurance Group AG.......................     7,701 $    2,459,972            0.3%
      Other Securities................................               41,709,502            4.1%
                                                                 --------------          ------
TOTAL SWITZERLAND.....................................               44,169,474            4.4%
                                                                 --------------          ------

UNITED KINGDOM -- (15.1%)
      Anglo American P.L.C............................   152,936      3,598,469            0.4%
      BHP Billiton P.L.C. ADR.........................    48,655      2,060,053            0.2%
      BP P.L.C........................................   399,407      2,966,778            0.3%
      BP P.L.C. Sponsored ADR.........................   146,199      6,519,008            0.7%
#     HSBC Holdings P.L.C. Sponsored ADR..............   135,300      6,800,178            0.7%
      Lloyds Banking Group P.L.C...................... 2,215,952      1,965,432            0.2%
      Rio Tinto P.L.C. Sponsored ADR..................    62,049      3,409,593            0.4%
      Royal Dutch Shell P.L.C. Class A................    55,365      1,926,226            0.2%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    52,099      3,641,720            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    55,431      4,014,313            0.4%
      Tesco P.L.C.....................................   775,122      2,510,570            0.3%
      Unilever P.L.C. Sponsored ADR...................    33,461      1,872,812            0.2%
      Vodafone Group P.L.C............................ 1,288,510      3,760,143            0.4%
      WPP P.L.C.......................................   120,799      2,072,925            0.2%
      Other Securities................................              113,920,422           11.2%
                                                                 --------------          ------
TOTAL UNITED KINGDOM..................................              161,038,642           16.2%
                                                                 --------------          ------
TOTAL COMMON STOCKS...................................              980,936,885           98.8%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities................................                1,552,582            0.2%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS................................                1,552,582            0.2%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
      Other Securities................................                    2,512            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities................................                      463            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS.................................                    2,975            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES...........................              982,492,442
                                                                 --------------

                                                                    VALUE+
                                                                    ------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@  DFA Short Term Investment Fund.................. 7,379,394     85,379,590            8.6%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $919,419,394)...............................             $1,067,872,032          107.6%
                                                                 ==============          ======

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
  Australia................... $     43,141 $ 61,616,844   --    $   61,659,985
  Austria.....................           --    5,753,274   --         5,753,274
  Belgium.....................       66,327   11,882,011   --        11,948,338
  Canada......................   94,287,007           --   --        94,287,007
  Denmark.....................           --   12,864,184   --        12,864,184
  Finland.....................           --   15,551,150   --        15,551,150
  France......................      184,408   77,014,682   --        77,199,090
  Germany.....................    1,409,601   60,536,133   --        61,945,734
  Hong Kong...................       14,912   29,115,205   --        29,130,117
  Ireland.....................    1,473,840    4,876,603   --         6,350,443
  Israel......................      552,794    6,238,423   --         6,791,217
  Italy.......................      801,894   32,286,994   --        33,088,888
  Japan.......................      225,645  247,475,743   --       247,701,388
  Netherlands.................    3,652,777   24,107,059   --        27,759,836
  New Zealand.................           --    4,886,803   --         4,886,803
  Norway......................       79,386   10,516,848   --        10,596,234
  Portugal....................           --    3,280,706   --         3,280,706
  Singapore...................        7,564   12,605,101   --        12,612,665
  Spain.......................       21,954   27,878,883   --        27,900,837
  Sweden......................           --   24,420,873   --        24,420,873
  Switzerland.................    2,896,194   41,273,280   --        44,169,474
  United Kingdom..............   35,127,600  125,911,042   --       161,038,642
Preferred Stocks
  Germany.....................           --    1,552,582   --         1,552,582
Rights/Warrants
  Singapore...................           --        2,512   --             2,512
  Spain.......................           --          463   --               463
Securities Lending Collateral.           --   85,379,590   --        85,379,590
                               ------------ ------------   --    --------------
TOTAL......................... $140,845,044 $927,026,988   --    $1,067,872,032
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                          SHARES     VALUE++    OF NET ASSETS**
                                                          ------     -------    ---------------
COMMON STOCKS -- (93.4%)
BRAZIL -- (5.6%)
    Vale SA.............................................   788,075 $ 10,948,732            0.7%
#   Vale SA Sponsored ADR...............................   317,514    4,394,400            0.3%
    Other Securities....................................             72,494,983            4.8%
                                                                   ------------          ------
TOTAL BRAZIL............................................             87,838,115            5.8%
                                                                   ------------          ------

CHILE -- (1.5%)
    Other Securities....................................             23,516,902            1.6%
                                                                   ------------          ------

CHINA -- (16.6%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........    84,398   15,068,419            1.0%
*   Baidu, Inc. Sponsored ADR...........................    12,564    3,152,308            0.2%
    Bank of China, Ltd. Class H......................... 6,493,356    3,524,795            0.3%
    China Construction Bank Corp. Class H............... 9,273,990    9,715,975            0.7%
    China Mobile, Ltd...................................   460,500    4,386,948            0.3%
#   China Mobile, Ltd. Sponsored ADR....................   155,765    7,392,607            0.5%
    China Overseas Land & Investment, Ltd............... 1,118,000    3,746,006            0.3%
    CNOOC, Ltd.......................................... 2,141,000    3,621,957            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 8,057,017    7,073,102            0.5%
    NetEase, Inc. ADR...................................    13,404    3,445,766            0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H.. 1,144,000   11,178,481            0.8%
    Tencent Holdings, Ltd...............................   675,400   33,204,611            2.2%
    Other Securities....................................            154,390,126           10.0%
                                                                   ------------          ------
TOTAL CHINA.............................................            259,901,101           17.3%
                                                                   ------------          ------

COLOMBIA -- (0.5%)
    Other Securities....................................              7,452,205            0.5%
                                                                   ------------          ------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................              2,739,026            0.2%
                                                                   ------------          ------

EGYPT -- (0.1%)
    Other Securities....................................              1,095,753            0.1%
                                                                   ------------          ------

GREECE -- (0.2%)
    Other Securities....................................              3,943,345            0.3%
                                                                   ------------          ------

HONG KONG -- (0.0%)
    Other Securities....................................                 10,307            0.0%
                                                                   ------------          ------

HUNGARY -- (0.4%)
    Other Securities....................................              5,763,887            0.4%
                                                                   ------------          ------

INDIA -- (10.9%)
    HDFC Bank, Ltd......................................   193,056    5,604,588            0.4%
    Hindustan Unilever, Ltd.............................   141,308    3,168,195            0.2%
    Housing Development Finance Corp., Ltd..............   202,308    5,688,692            0.4%
    Infosys, Ltd........................................   488,499    8,758,309            0.6%
    Tata Consultancy Services, Ltd......................   118,281    6,238,184            0.4%
    Other Securities....................................            140,546,595            9.3%
                                                                   ------------          ------
TOTAL INDIA.............................................            170,004,563           11.3%
                                                                   ------------          ------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
INDONESIA -- (2.4%)
    Bank Rakyat Indonesia Persero Tbk PT.. 16,444,900 $  3,791,675            0.3%
    Other Securities......................              34,633,260            2.2%
                                                      ------------          ------
TOTAL INDONESIA...........................              38,424,935            2.5%
                                                      ------------          ------

MALAYSIA -- (2.6%)
    Public Bank Bhd.......................    624,370    3,778,043            0.3%
    Other Securities......................              37,512,911            2.4%
                                                      ------------          ------
TOTAL MALAYSIA............................              41,290,954            2.7%
                                                      ------------          ------

MEXICO -- (3.5%)
    America Movil S.A.B. de C.V. Series L.  4,985,903    4,612,121            0.3%
    Grupo Mexico S.A.B. de C.V. Series B..  1,442,882    4,777,190            0.3%
    Other Securities......................              44,957,007            3.0%
                                                      ------------          ------
TOTAL MEXICO..............................              54,346,318            3.6%
                                                      ------------          ------

PERU -- (0.2%)
    Credicorp, Ltd........................     15,039    3,496,417            0.3%
    Other Securities......................                 374,770            0.0%
                                                      ------------          ------
TOTAL PERU................................               3,871,187            0.3%
                                                      ------------          ------

PHILIPPINES -- (1.1%)
    Other Securities......................              16,646,912            1.1%
                                                      ------------          ------

POLAND -- (1.6%)
    Polski Koncern Naftowy Orlen S.A......    132,521    3,375,294            0.2%
    Other Securities......................              21,689,649            1.5%
                                                      ------------          ------
TOTAL POLAND..............................              25,064,943            1.7%
                                                      ------------          ------

RUSSIA -- (1.1%)
    Other Securities......................              17,336,360            1.1%
                                                      ------------          ------

SOUTH AFRICA -- (7.2%)
    Barclays Africa Group, Ltd............    359,161    5,260,730            0.4%
    Bidvest Group, Ltd. (The).............    175,561    3,439,089            0.2%
    FirstRand, Ltd........................  1,370,412    7,339,278            0.5%
    Naspers, Ltd. Class N.................     36,170    8,811,719            0.6%
#   Sasol, Ltd. Sponsored ADR.............    141,754    5,036,520            0.3%
    Shoprite Holdings, Ltd................    182,449    3,629,970            0.3%
    Standard Bank Group, Ltd..............    467,367    8,015,618            0.5%
    Other Securities......................              71,480,080            4.7%
                                                      ------------          ------
TOTAL SOUTH AFRICA........................             113,013,004            7.5%
                                                      ------------          ------

SOUTH KOREA -- (17.3%)
#*  Celltrion, Inc........................     12,933    3,244,463            0.2%
    LG Chem, Ltd..........................     12,334    4,128,544            0.3%
    Lotte Chemical Corp...................      8,432    3,246,967            0.2%
    NAVER Corp............................      5,308    3,539,599            0.3%
    Samsung Electronics Co., Ltd..........     19,600   48,568,795            3.3%
    Samsung Electronics Co., Ltd. GDR.....     16,921   20,714,565            1.4%
    SK Holdings Co., Ltd..................     14,238    3,897,353            0.3%
    SK Hynix, Inc.........................    152,088   11,960,806            0.8%
    Other Securities......................             171,586,486           11.2%
                                                      ------------          ------
TOTAL SOUTH KOREA.........................             270,887,578           18.0%
                                                      ------------          ------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                   ------      -------     ---------------
TAIWAN -- (15.8%)
      Fubon Financial Holding Co., Ltd........................... 1,999,896 $    3,421,536            0.3%
      Hon Hai Precision Industry Co., Ltd........................ 3,319,499      9,232,794            0.6%
      Taiwan Semiconductor Manufacturing Co., Ltd................ 2,346,214     17,871,905            1.2%
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.   580,837     22,333,183            1.5%
      Uni-President Enterprises Corp............................. 1,418,577      3,414,038            0.3%
#     United Microelectronics Corp............................... 6,193,081      3,339,755            0.2%
      Other Securities...........................................              187,014,204           12.3%
                                                                            --------------          ------
TOTAL TAIWAN.....................................................              246,627,415           16.4%
                                                                            --------------          ------

THAILAND -- (3.4%)
      PTT PCL.................................................... 3,669,000      6,568,394            0.5%
      Other Securities...........................................               45,983,574            3.0%
                                                                            --------------          ------
TOTAL THAILAND...................................................               52,551,968            3.5%
                                                                            --------------          ------

TURKEY -- (1.2%)
      Other Securities...........................................               18,529,087            1.2%
                                                                            --------------          ------
TOTAL COMMON STOCKS..............................................            1,460,855,865           97.1%
                                                                            --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA..........................................   560,664      5,532,700            0.4%
      Itau Unibanco Holding SA...................................   911,067     13,266,022            0.9%
*     Petroleo Brasileiro SA.....................................   502,351      3,293,846            0.2%
      Other Securities...........................................               13,375,381            0.9%
                                                                            --------------          ------
TOTAL BRAZIL.....................................................               35,467,949            2.4%
                                                                            --------------          ------

CHILE -- (0.0%)
      Other Securities...........................................                  411,105            0.0%
                                                                            --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...........................................                1,460,823            0.1%
                                                                            --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...........................................                   14,519            0.0%
                                                                            --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...........................................                   20,939            0.0%
                                                                            --------------          ------
TOTAL PREFERRED STOCKS...........................................               37,375,335            2.5%
                                                                            --------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities...........................................                   27,197            0.0%
                                                                            --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...........................................                      996            0.0%
                                                                            --------------          ------

THAILAND -- (0.0%)
      Other Securities...........................................                    7,898            0.0%
                                                                            --------------          ------
TOTAL RIGHTS/WARRANTS............................................                   36,091            0.0%
                                                                            --------------          ------
TOTAL INVESTMENT SECURITIES......................................            1,498,267,291
                                                                            --------------

SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund............................. 5,679,105     65,707,246            4.4%
                                                                            --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,185,016,885)........................................             $1,563,974,537          104.0%
                                                                            ==============          ======

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $ 87,838,115             --   --    $   87,838,115
  Chile.......................    8,031,261 $   15,485,641   --        23,516,902
  China.......................   48,942,296    210,958,805   --       259,901,101
  Colombia....................    7,452,205             --   --         7,452,205
  Czech Republic..............           --      2,739,026   --         2,739,026
  Egypt.......................           --      1,095,753   --         1,095,753
  Greece......................           --      3,943,345   --         3,943,345
  Hong Kong...................           --         10,307   --            10,307
  Hungary.....................           --      5,763,887   --         5,763,887
  India.......................    2,795,785    167,208,778   --       170,004,563
  Indonesia...................    2,479,091     35,945,844   --        38,424,935
  Malaysia....................           --     41,290,954   --        41,290,954
  Mexico......................   54,345,775            543   --        54,346,318
  Peru........................    3,870,983            204   --         3,871,187
  Philippines.................      311,847     16,335,065   --        16,646,912
  Poland......................           --     25,064,943   --        25,064,943
  Russia......................    5,091,167     12,245,193   --        17,336,360
  South Africa................   10,691,258    102,321,746   --       113,013,004
  South Korea.................    6,482,141    264,405,437   --       270,887,578
  Taiwan......................   28,112,116    218,515,299   --       246,627,415
  Thailand....................   52,525,121         26,847   --        52,551,968
  Turkey......................      214,070     18,315,017   --        18,529,087
Preferred Stocks
  Brazil......................   35,467,949             --   --        35,467,949
  Chile.......................           --        411,105   --           411,105
  Colombia....................    1,460,823             --   --         1,460,823
  Malaysia....................       14,519             --   --            14,519
  South Korea.................       20,939             --   --            20,939
Rights/Warrants
  Indonesia...................           --         27,197   --            27,197
  Malaysia....................           --            996   --               996
  Thailand....................           --          7,898   --             7,898
Securities Lending Collateral.           --     65,707,246   --        65,707,246
                               ------------ --------------   --    --------------
TOTAL......................... $356,147,461 $1,207,827,076   --    $1,563,974,537
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       DFA SOCIAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
AGENCY OBLIGATIONS -- (17.9%)
Federal Farm Credit Bank
    5.150%, 11/15/19.............................     970 $ 1,008,704
Federal Home Loan Bank
    1.875%, 03/13/20.............................     440     434,797
    4.125%, 03/13/20.............................     500     514,120
    1.875%, 11/29/21.............................   1,700   1,651,120
    2.625%, 12/10/21.............................   1,500   1,491,582
    2.250%, 03/11/22.............................   1,500   1,469,115
    3.250%, 03/08/24.............................     250     253,498
    2.875%, 06/14/24.............................     700     696,250
    5.375%, 08/15/24.............................     800     907,734
    2.875%, 09/13/24.............................   2,500   2,478,960
    2.750%, 12/13/24.............................   2,700   2,652,907
    5.750%, 06/12/26.............................     200     237,412
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29.............................     700     927,909
    6.750%, 03/15/31.............................     450     609,821
Federal National Mortgage Association
    2.000%, 01/05/22.............................   2,000   1,943,680
    2.375%, 01/19/23.............................   1,500   1,466,725
    2.625%, 09/06/24.............................   2,600   2,540,881
    2.125%, 04/24/26.............................   2,300   2,141,684
    1.875%, 09/24/26.............................   2,100   1,900,662
    6.250%, 05/15/29.............................     180     229,104
    7.250%, 05/15/30.............................     450     624,666
    6.625%, 11/15/30.............................   1,700   2,271,644
Tennessee Valley Authority
    3.875%, 02/15/21.............................   1,000   1,031,485
    2.875%, 09/15/24.............................   1,249   1,235,746
    2.875%, 02/01/27.............................   2,000   1,940,466
    7.125%, 05/01/30.............................     500     686,189
                                                          -----------
TOTAL AGENCY OBLIGATIONS.........................          33,346,861
                                                          -----------

BONDS -- (52.6%)
21st Century Fox America, Inc.
#   3.000%, 09/15/22.............................     180     176,604
    3.700%, 09/15/24.............................     200     199,262
3M Co.
    2.875%, 10/15/27.............................     850     803,654
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................     100      98,199
Abbott Laboratories
    3.250%, 04/15/23.............................      50      49,091
Activision Blizzard, Inc.
    3.400%, 06/15/27.............................     100      94,717
Adobe Systems, Inc.
    3.250%, 02/01/25.............................     160     157,327
Advance Auto Parts, Inc.
    4.500%, 12/01/23.............................     200     204,721

                                                    FACE
                                                   AMOUNT^   VALUE+
                                                   -------   ------
                                                    (000)
Aetna, Inc.
     3.500%, 11/15/24.............................      50 $   48,764
Affiliated Managers Group, Inc.
     3.500%, 08/01/25.............................     150    144,978
Aflac, Inc.
     3.625%, 11/15/24.............................     250    249,466
     3.250%, 03/17/25.............................      50     48,585
Ahold Finance USA LLC
     6.875%, 05/01/29.............................      40     47,405
Airbus SE
##   3.150%, 04/10/27.............................     200    191,841
Alberta, Province of Canada
###  2.050%, 08/17/26.............................   1,000    907,368
Alimentation Couche-Tard, Inc.
##   3.550%, 07/26/27.............................     100     94,551
Allstate Corp. (The)
     3.150%, 06/15/23.............................     500    492,720
Alphabet, Inc.
#    3.375%, 02/25/24.............................     200    200,859
     1.998%, 08/15/26.............................     200    178,597
American Express Credit Corp.
     3.300%, 05/03/27.............................     700    669,088
American Honda Finance Corp.
     2.300%, 09/09/26.............................     250    228,173
American International Group, Inc.
     4.125%, 02/15/24.............................      50     50,332
     3.750%, 07/10/25.............................     150    146,814
American Water Capital Corp.
     2.950%, 09/01/27.............................     100     93,606
Ameriprise Financial, Inc.
#    4.000%, 10/15/23.............................      30     30,718
     3.700%, 10/15/24.............................     400    400,354
     2.875%, 09/15/26.............................     500    466,228
Amgen, Inc.
#    3.125%, 05/01/25.............................     200    191,031
     2.600%, 08/19/26.............................     250    225,187
Analog Devices, Inc.
     3.900%, 12/15/25.............................     533    529,831
Andeavor
     5.125%, 12/15/26.............................     100    105,458
Anglo American Capital P.L.C.
##   4.750%, 04/10/27.............................     200    199,708
##   4.000%, 09/11/27.............................     200    188,475
Anthem, Inc.
     3.500%, 08/15/24.............................     150    145,773
ANZ New Zealand International Ltd.
##   3.450%, 07/17/27.............................     500    480,095
Aon P.L.C.
     3.500%, 06/14/24.............................     275    269,437
Apple, Inc.
     3.250%, 02/23/26.............................     250    243,358
     2.450%, 08/04/26.............................     695    637,537
     3.350%, 02/09/27.............................   1,300  1,271,388
     3.000%, 06/20/27.............................   1,000    949,975
#    3.000%, 11/13/27.............................     500    472,330

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT^    VALUE+
                                                     -------    ------
                                                      (000)
Applied Materials, Inc.
#      3.300%, 04/01/27.............................      300 $  290,320
Arizona Public Service Co.
       3.150%, 05/15/25.............................      100     96,805
Arrow Electronics, Inc.
       3.875%, 01/12/28.............................      400    376,172
ASB Finance, Ltd.
       0.500%, 06/10/22............................. EUR  225    271,311
Asian Development Bank
       2.000%, 01/22/25.............................      150    140,446
AT&T, Inc.
       3.875%, 08/15/21.............................      150    152,457
#      3.000%, 02/15/22.............................       50     49,174
       3.950%, 01/15/25.............................      350    346,517
Australia & New Zealand Banking Group, Ltd.
       3.700%, 11/16/25.............................      250    249,348
Autodesk, Inc.
       4.375%, 06/15/25.............................      150    152,063
       3.500%, 06/15/27.............................      845    795,526
Automatic Data Processing, Inc.
       3.375%, 09/15/25.............................      600    595,239
AutoZone, Inc.
       2.500%, 04/15/21.............................       70     68,540
       3.125%, 04/21/26.............................      200    186,046
Avnet, Inc.
       4.625%, 04/15/26.............................      250    246,536
AXIS Specialty Finance P.L.C.
       4.000%, 12/06/27.............................      200    189,376
Banco Santander SA
       3.800%, 02/23/28.............................      200    189,117
Bank of America Corp.
#      3.300%, 01/11/23.............................      150    148,218
       4.000%, 04/01/24.............................      136    137,824
Bank of America Corp. Floating Rate Note
(r)##  3.419%, 12/20/28.............................      120    112,546
Bank of Montreal
       2.375%, 01/25/19.............................      100     99,906
Bank of New York Mellon Corp. (The)
       3.650%, 02/04/24.............................      300    301,238
Barclays P.L.C.
       4.375%, 01/12/26.............................      500    493,693
Bed Bath & Beyond, Inc.
#      3.749%, 08/01/24.............................      235    200,668
Bemis Co., Inc.
       4.500%, 10/15/21.............................      100    103,303
Berkshire Hathaway, Inc.
       3.125%, 03/15/26.............................    1,657  1,594,876
BlackRock, Inc.
       3.375%, 06/01/22.............................      100    100,911
       3.200%, 03/15/27.............................      350    336,084
Booking Holdings, Inc.
#      3.600%, 06/01/26.............................      350    338,940
BP Capital Markets P.L.C.
       3.535%, 11/04/24.............................       50     49,834
#      3.017%, 01/16/27.............................      400    377,204
BPCE SA
       4.000%, 04/15/24.............................      500    500,899

                                                   FACE
                                                  AMOUNT^  VALUE+
                                                  -------  ------
                                                   (000)
British Columbia, Province of Canada
    6.500%, 01/15/26.............................     200 $241,237
Brown & Brown, Inc.
    4.200%, 09/15/24.............................      40   40,366
Buckeye Partners L.P.
    3.950%, 12/01/26.............................     225  211,651
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27.............................     465  440,174
Burlington Northern Santa Fe LLC
#   3.000%, 04/01/25.............................      75   72,450
CA, Inc.
    4.500%, 08/15/23.............................     100  102,282
    4.700%, 03/15/27.............................     250  251,418
Campbell Soup Co.
    4.150%, 03/15/28.............................      86   83,332
Canadian Natural Resources, Ltd.
    3.850%, 06/01/27.............................     500  483,152
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................      50   47,207
Capital One Financial Corp.
    3.750%, 04/24/24.............................      50   49,100
Cardinal Health, Inc.
    4.625%, 12/15/20.............................      75   77,251
    3.410%, 06/15/27.............................     500  464,321
CBS Corp.
#   3.500%, 01/15/25.............................     250  240,258
    2.900%, 01/15/27.............................     204  182,360
CenterPoint Energy Resources Corp.
    4.000%, 04/01/28.............................     200  197,934
Charles Schwab Corp. (The)
    3.200%, 03/02/27.............................     200  191,353
Chevron Corp.
    2.419%, 11/17/20.............................      50   49,686
    2.954%, 05/16/26.............................     800  764,235
Chubb INA Holdings, Inc.
    3.350%, 05/15/24.............................      50   49,345
Cigna Corp.
    3.250%, 04/15/25.............................     250  235,956
Cincinnati Financial Corp.
    6.920%, 05/15/28.............................     100  123,011
Cisco Systems, Inc.
    2.200%, 02/28/21.............................      50   49,085
Citigroup, Inc.
    3.875%, 10/25/23.............................     380  381,517
CME Group, Inc.
    3.000%, 03/15/25.............................      85   81,969
CMS Energy Corp.
    3.875%, 03/01/24.............................     175  175,284
CNA Financial Corp.
    3.950%, 05/15/24.............................     300  299,735
#   4.500%, 03/01/26.............................      30   30,726
Coca-Cola Co. (The)
    3.150%, 11/15/20.............................      48   48,483
    3.200%, 11/01/23.............................   1,000  997,283
    2.250%, 09/01/26.............................     140  126,692
    2.900%, 05/25/27.............................     400  379,598

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^   VALUE+
                                                   -------   ------
                                                    (000)
Colgate-Palmolive Co.
     3.250%, 03/15/24.............................     100 $   99,770
Comcast Corp.
     3.375%, 08/15/25.............................     500    485,447
     3.150%, 03/01/26.............................     200    190,262
Commonwealth Bank of Australia
     2.400%, 11/02/20.............................     250    245,901
##   2.850%, 05/18/26.............................     250    231,524
###  3.150%, 09/19/27.............................     100     93,832
ConocoPhillips Co.
#    3.350%, 11/15/24.............................     300    294,189
Consolidated Edison Co. of New York, Inc.
     3.300%, 12/01/24.............................     300    294,246
Cooperatieve Rabobank UA
     3.875%, 02/08/22.............................      50     50,805
     3.375%, 05/21/25.............................   1,500  1,463,988
Costco Wholesale Corp.
     3.000%, 05/18/27.............................     500    475,390
Credit Suisse AG
     3.625%, 09/09/24.............................     500    495,350
CSX Corp.
     3.700%, 10/30/20.............................      70     70,981
CVS Health Corp.
     2.750%, 12/01/22.............................     200    192,084
     3.875%, 07/20/25.............................      67     65,879
Deere & Co.
#    5.375%, 10/16/29.............................      80     91,095
Deutsche Bank AG
     3.700%, 05/30/24.............................      30     28,588
     4.100%, 01/13/26.............................     200    192,313
Discovery Communications LLC
##   3.500%, 06/15/22.............................      50     49,453
     3.250%, 04/01/23.............................      75     72,590
##   3.900%, 11/15/24.............................     150    146,622
Dollar General Corp.
     3.250%, 04/15/23.............................     100     98,130
     4.150%, 11/01/25.............................     500    504,723
Dominion Energy Gas Holdings LLC
#    2.800%, 11/15/20.............................     250    247,514
Dominion Energy, Inc.
     3.625%, 12/01/24.............................     100     98,343
Dow Chemical Co. (The)
     4.250%, 11/15/20.............................     150    153,606
     3.000%, 11/15/22.............................      30     29,212
     3.500%, 10/01/24.............................     200    195,468
Dr Pepper Snapple Group, Inc.
     3.400%, 11/15/25.............................     250    235,647
DTE Energy Co.
     2.850%, 10/01/26.............................     750    681,009
Duke Energy Corp.
     3.750%, 04/15/24.............................     275    274,086
E*TRADE Financial Corp.
     2.950%, 08/24/22.............................     300    290,623
Eaton Corp.
     4.000%, 11/02/32.............................     400    392,314
Eaton Vance Corp.
     3.500%, 04/06/27.............................   1,000    973,759

                                                   FACE
                                                  AMOUNT^  VALUE+
                                                  -------  ------
                                                   (000)
eBay, Inc.
    2.600%, 07/15/22.............................     175 $168,470
Ecolab, Inc.
#   2.700%, 11/01/26.............................     500  461,098
Electricite de France SA
##  2.350%, 10/13/20.............................      30   29,497
Electronic Arts, Inc.
#   4.800%, 03/01/26.............................     250  262,968
Emerson Electric Co.
    2.625%, 12/01/21.............................     450  443,464
Enbridge, Inc.
#   3.500%, 06/10/24.............................     300  289,940
Enel Finance International NV
##  3.500%, 04/06/28.............................     200  185,057
Energy Transfer Partners L.P.
    4.750%, 01/15/26.............................     200  199,572
Enterprise Products Operating LLC
    3.900%, 02/15/24.............................     200  200,854
EOG Resources, Inc.
    3.150%, 04/01/25.............................     200  191,944
    4.150%, 01/15/26.............................     100  101,800
EQT Corp.
    3.900%, 10/01/27.............................     600  570,806
ERAC USA Finance LLC
##  3.850%, 11/15/24.............................     200  199,348
European Investment Bank
#   3.250%, 01/29/24.............................     100  101,209
Eversource Energy
    2.500%, 03/15/21.............................     100   98,082
Exelon Corp.
    2.850%, 06/15/20.............................     150  148,499
    3.400%, 04/15/26.............................     200  191,104
Express Scripts Holding Co.
    3.900%, 02/15/22.............................      75   75,280
    3.500%, 06/15/24.............................     250  239,418
    3.400%, 03/01/27.............................      56   51,530
Exxon Mobil Corp.
    2.222%, 03/01/21.............................      50   49,184
FedEx Corp.
    2.625%, 08/01/22.............................     100   97,071
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.............................      63   66,462
Fifth Third Bancorp
#   3.950%, 03/14/28.............................     500  494,745
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.............................     200  198,190
    4.375%, 08/06/23.............................     200  201,415
GATX Corp.
    3.250%, 09/15/26.............................     100   92,456
General Mills, Inc.
#   3.150%, 12/15/21.............................     200  198,227
    4.200%, 04/17/28.............................     400  393,776
General Motors Co.
    4.200%, 10/01/27.............................     300  287,099
General Motors Financial Co., Inc.
    5.250%, 03/01/26.............................     250  259,899

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^  VALUE+
                                                  -------  ------
                                                   (000)
Georgia Power Co.
    3.250%, 03/30/27.............................     250 $237,686
Georgia-Pacific LLC
    7.750%, 11/15/29.............................      40   53,532
Goldcorp, Inc.
    3.625%, 06/09/21.............................     190  190,028
Goldman Sachs Group, Inc. (The)
    3.750%, 02/25/26.............................     500  484,049
Halliburton Co.
    3.500%, 08/01/23.............................     200  199,105
Harley-Davidson, Inc.
    3.500%, 07/28/25.............................     585  568,293
Hasbro, Inc.
    3.150%, 05/15/21.............................      97   96,525
    3.500%, 09/15/27.............................     100   92,042
Home Depot, Inc. (The)
    2.000%, 04/01/21.............................     100   97,259
#   2.700%, 04/01/23.............................      75   73,103
Honeywell International, Inc.
    2.500%, 11/01/26.............................     700  640,291
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................     350  357,009
Humana, Inc.
    3.150%, 12/01/22.............................    $400  394,227
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................      75   74,668
    2.300%, 01/14/22.............................     300  288,303
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................     100   98,196
Illinois Tool Works, Inc.
    3.500%, 03/01/24.............................     100  100,815
ING Bank NV
##  2.050%, 08/15/21.............................     350  335,358
Intel Corp.
    3.150%, 05/11/27.............................     500  481,671
Inter-American Development Bank
    3.000%, 02/21/24.............................     250  249,000
Intercontinental Exchange, Inc.
    4.000%, 10/15/23.............................     300  306,420
    3.750%, 12/01/25.............................     250  250,345
International Business Machines Corp.
#   3.300%, 01/27/27.............................     750  728,306
International Paper Co.
    3.800%, 01/15/26.............................      75   73,040
Intesa Sanpaolo SpA
##  3.875%, 07/14/27.............................     500  469,184
ITC Holdings Corp.
    3.650%, 06/15/24.............................     200  197,198
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................     350  362,440
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
    4.850%, 01/15/27.............................     400  398,888
JM Smucker Co. (The)
    3.500%, 03/15/25.............................      70   67,970
JPMorgan Chase & Co.
    3.250%, 09/23/22.............................     150  148,450
    3.875%, 02/01/24.............................     500  502,630
    3.900%, 07/15/25.............................     330  327,938

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
Juniper Networks, Inc.
    4.500%, 03/15/24.............................      200 $203,225
Kellogg Co.
    2.750%, 03/01/23.............................       75   71,824
    3.250%, 04/01/26.............................      200  188,490
    3.400%, 11/15/27.............................      500  469,245
KeyCorp
    5.100%, 03/24/21.............................      100  104,916
Kimberly-Clark Corp.
    2.400%, 06/01/23.............................       50   48,001
Kohl's Corp.
    4.750%, 12/15/23.............................       67   69,007
Kommunalbanken A.S.
    1.750%, 05/28/19.............................      100   99,169
Kommunekredit
    0.0%, 09/08/22............................... EUR  400  480,285
Kommuninvest I Sverige AB
    0.250%, 06/01/22............................. SEK4,000  456,346
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................      200  198,950
    3.950%, 07/15/25.............................      200  196,709
Kroger Co. (The)
    7.500%, 04/01/31.............................      250  311,843
Laboratory Corp. of America Holdings
    3.600%, 09/01/27.............................      250  238,582
Legg Mason, Inc.
    4.750%, 03/15/26.............................       30   30,892
Lincoln National Corp.
    3.350%, 03/09/25.............................       75   72,326
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27.............................      250  238,909
Loews Corp.
    2.625%, 05/15/23.............................       50   47,921
#   3.750%, 04/01/26.............................      200  198,406
Lowe's Cos., Inc.
    3.875%, 09/15/23.............................       50   51,230
#   3.375%, 09/15/25.............................      125  122,830
    2.500%, 04/15/26.............................      500  457,256
LyondellBasell Industries NV
    6.000%, 11/15/21.............................      200  214,964
    5.750%, 04/15/24.............................      300  325,107
Macquarie Bank, Ltd.
##  3.900%, 01/15/26.............................      250  247,750
Manitoba, Province of Canada
    1.750%, 05/30/19.............................      100   99,089
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25.............................      300  286,793
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................      100   98,202
Markel Corp.
    5.350%, 06/01/21.............................       30   31,494
Marriott International, Inc.
    2.875%, 03/01/21.............................      200  197,984
    4.000%, 04/15/28.............................      100   97,715
Marsh & McLennan Cos., Inc.
    2.750%, 01/30/22.............................      300  292,442

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^  VALUE+
                                                  -------  ------
                                                   (000)
Mastercard, Inc.
#   2.950%, 11/21/26.............................     300 $286,904
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.............................     150  143,738
McDonald's Corp.
    2.750%, 12/09/20.............................      30   29,874
#   2.625%, 01/15/22.............................     300  294,505
#   3.700%, 01/30/26.............................     150  149,572
McKesson Corp.
    3.796%, 03/15/24.............................      75   74,445
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................      48   48,754
Medtronic, Inc.
    3.125%, 03/15/22.............................      50   49,781
MetLife, Inc.
    3.600%, 04/10/24.............................      50   50,004
Microsoft Corp.
    2.400%, 08/08/26.............................     800  734,591
    3.300%, 02/06/27.............................     400  391,334
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................     200  195,301
    2.953%, 02/28/22.............................     400  390,618
Monsanto Co.
    3.375%, 07/15/24.............................     200  193,986
Morgan Stanley
    5.500%, 07/28/21.............................     100  106,250
    3.875%, 04/29/24.............................     350  350,288
Mosaic Co. (The)
#   4.250%, 11/15/23.............................      50   50,083
MPLX L.P.
    4.125%, 03/01/27.............................     200  194,940
Nasdaq, Inc.
    4.250%, 06/01/24.............................     375  378,049
National Australia Bank, Ltd.
    1.875%, 07/12/21.............................     500  478,781
##  3.500%, 01/10/27.............................     250  242,503
National Rural Utilities Cooperative Finance Corp.
    8.000%, 03/01/32.............................     121  168,308
Nationwide Building Society
##  3.900%, 07/21/25.............................     600  600,074
NextEra Energy Capital Holdings, Inc.
    3.550%, 05/01/27.............................     500  479,861
Noble Energy, Inc.
    4.150%, 12/15/21.............................     200  203,283
Nordstrom, Inc.
#   4.000%, 03/15/27.............................     200  191,785
NRW Bank
    1.875%, 07/01/19.............................     100   99,134
Nutrien, Ltd.
    3.625%, 03/15/24.............................     300  295,722
Nuveen Finance LLC
##  4.125%, 11/01/24.............................      50   50,135
O'Reilly Automotive, Inc.
    3.600%, 09/01/27.............................     500  474,367
Occidental Petroleum Corp.
    3.000%, 02/15/27.............................     300  284,103

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.............................      100 $   98,007
ONEOK, Inc.
    4.000%, 07/13/27.............................      300    291,225
Oracle Corp.
    2.950%, 05/15/25.............................    1,900  1,819,747
    3.250%, 11/15/27.............................    1,750  1,679,303
Pacific Gas & Electric Co.
    2.950%, 03/01/26.............................      250    230,270
Packaging Corp. of America
    4.500%, 11/01/23.............................      500    514,111
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.............................       51     50,963
##  3.400%, 11/15/26.............................      721    675,884
PepsiCo, Inc.
    2.750%, 03/05/22.............................      100     98,734
Phillips 66
    4.300%, 04/01/22.............................      200    206,960
Phillips 66 Partners L.P.
    3.550%, 10/01/26.............................      200    188,596
PNC Bank NA
    3.250%, 06/01/25.............................      250    241,810
PPG Industries, Inc.
    3.750%, 03/15/28.............................       69     68,340
PPL Capital Funding, Inc.
    3.100%, 05/15/26.............................      200    186,016
Praxair, Inc.
    2.200%, 08/15/22.............................       50     47,911
Precision Castparts Corp.
    3.250%, 06/15/25.............................      344    336,197
Principal Financial Group, Inc.
    3.100%, 11/15/26.............................      100     93,684
Province of Ontario Canada
    1.875%, 05/21/20.............................       50     49,046
    3.150%, 06/02/22............................. CAD  340    271,650
Province of Quebec Canada
    3.500%, 07/29/20.............................       35     35,516
    7.500%, 09/15/29.............................      500    681,849
Prudential Financial, Inc.
    4.500%, 11/16/21.............................      100    104,039
#   3.500%, 05/15/24.............................      200    199,258
PSEG Power LLC
    5.125%, 04/15/20.............................       30     31,041
QUALCOMM, Inc.
#   3.450%, 05/20/25.............................       75     71,771
Quest Diagnostics, Inc.
    3.500%, 03/30/25.............................      200    194,628
Reinsurance Group of America, Inc.
    3.950%, 09/15/26.............................      100     98,152
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................      300    285,645
Rolls-Royce P.L.C.
##  3.625%, 10/14/25.............................      400    395,308
Royal Bank of Scotland Group P.L.C.
#   4.800%, 04/05/26.............................      200    203,793
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.............................      100    122,078

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
Santander Holdings USA, Inc.
    4.500%, 07/17/25.............................      250 $  251,666
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.............................      350    346,117
Santander UK P.L.C.
    4.000%, 03/13/24.............................       50     50,444
Sempra Energy
    3.550%, 06/15/24.............................      250    245,987
Shell International Finance BV
    2.125%, 05/11/20.............................      180    177,680
    3.400%, 08/12/23.............................       30     30,087
    3.250%, 05/11/25.............................    1,222  1,201,050
#   2.875%, 05/10/26.............................      450    427,595
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.............................      100     96,930
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26.............................      200    232,958
Societe Generale SA
##  2.500%, 04/08/21.............................      350    341,182
Solvay Finance America LLC
##  4.450%, 12/03/25.............................      200    204,653
Southern California Edison Co.
    6.650%, 04/01/29.............................       65     78,476
Southern Co. (The)
    1.850%, 07/01/19.............................      300    296,189
    3.250%, 07/01/26.............................      500    469,320
Southern Power Co.
    4.150%, 12/01/25.............................       50     50,530
Southwest Airlines Co.
    3.000%, 11/15/26.............................      250    234,450
Southwest Gas Corp.
    3.700%, 04/01/28.............................      100     99,265
Starbucks Corp.
#   2.100%, 02/04/21.............................      100     97,640
State Street Corp.
    4.375%, 03/07/21.............................       75     77,806
    3.550%, 08/18/25.............................      200    198,752
Statoil ASA
    2.650%, 01/15/24.............................      100     95,992
Stryker Corp.
    2.000%, 03/08/19.............................      180    179,038
    3.375%, 05/15/24.............................      200    197,228
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................       30     29,716
Suncor Energy, Inc.
    3.600%, 12/01/24.............................      200    197,151
SunTrust Bank
    2.450%, 08/01/22.............................      400    383,994
SunTrust Banks, Inc.
#   2.900%, 03/03/21.............................       75     74,228
SVB Financial Group
    5.375%, 09/15/20.............................      100    104,719
Svenska Handelsbanken AB
    0.250%, 02/28/22............................. EUR  880  1,060,299
Sweden Government Bond
    3.500%, 06/01/22............................. SEK8,000  1,052,187

                                                   FACE
                                                  AMOUNT^  VALUE+
                                                  -------  ------
                                                   (000)
Sysco Corp.
    2.600%, 10/01/20.............................      30 $ 29,658
    3.300%, 07/15/26.............................   1,000  954,869
Tapestry, Inc.
    4.250%, 04/01/25.............................     300  294,705
Target Corp.
    2.900%, 01/15/22.............................     270  268,892
    2.500%, 04/15/26.............................      75   68,421
TCI Communications, Inc.
    7.875%, 02/15/26.............................     140  174,981
TD Ameritrade Holding Corp.
    3.625%, 04/01/25.............................      30   29,867
Telefonica Europe BV
    8.250%, 09/15/30.............................     275  367,127
Thomson Reuters Corp.
    4.300%, 11/23/23.............................     400  404,992
Time Warner, Inc.
    3.550%, 06/01/24.............................     200  195,398
    3.600%, 07/15/25.............................     300  289,745
TJX Cos., Inc. (The)
    2.250%, 09/15/26.............................     750  668,074
Total Capital SA
    2.125%, 08/10/18.............................     100   99,891
Total System Services, Inc.
    4.800%, 04/01/26.............................      30   31,170
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22.............................     300  288,588
U.S. Bancorp
    3.700%, 01/30/24.............................      75   75,629
U.S. Bank NA
    2.800%, 01/27/25.............................     750  710,177
UBS Group Funding Switzerland AG
##  4.125%, 09/24/25.............................     200  198,824
UniCredit SpA
##  4.625%, 04/12/27.............................     200  199,813
Unilever Capital Corp.
    2.000%, 07/28/26.............................     100   88,282
Union Pacific Corp.
#   3.750%, 03/15/24.............................     200  202,417
United Parcel Service, Inc.
#   2.450%, 10/01/22.............................     100   96,946
United Technologies Corp.
    7.500%, 09/15/29.............................      40   51,247
Unum Group
    3.000%, 05/15/21.............................     350  344,778
Valero Energy Corp.
    3.400%, 09/15/26.............................     250  238,764
Verizon Communications, Inc.
    5.150%, 09/15/23.............................     300  322,489
    3.376%, 02/15/25.............................     174  168,911
    2.625%, 08/15/26.............................     200  179,413
Viacom, Inc.
#   3.875%, 04/01/24.............................      31   30,348
Visa, Inc.
    3.150%, 12/14/25.............................     375  365,326
Vodafone Group P.L.C.
    7.875%, 02/15/30.............................     200  254,983

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26.............................     450 $   421,719
Walmart, Inc.
#   2.550%, 04/11/23.............................     100      96,979
Walt Disney Co. (The)
    3.150%, 09/17/25.............................     200     196,071
Waste Management, Inc.
    3.500%, 05/15/24.............................      60      59,489
WEC Energy Group, Inc.
    3.550%, 06/15/25.............................     500     490,726
Wells Fargo & Co.
    3.000%, 02/19/25.............................     350     328,543
    3.000%, 04/22/26.............................     150     138,390
Westpac Banking Corp.
    4.875%, 11/19/19.............................     100     102,882
    2.850%, 05/13/26.............................     300     277,928
#   3.350%, 03/08/27.............................     550     525,978
WestRock MWV LLC
    8.200%, 01/15/30.............................     222     297,319
Whirlpool Corp.
    3.700%, 05/01/25.............................     200     196,971
Williams Partners L.P.
    4.000%, 09/15/25.............................     250     242,789
    3.750%, 06/15/27.............................     110     103,371
Wm Wrigley Jr Co.
##  2.900%, 10/21/19.............................      75      74,980
Wyndham Worldwide Corp.
    3.900%, 03/01/23.............................      40      37,893
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25.............................     300     288,723
Zoetis, Inc.
    3.000%, 09/12/27.............................     355     328,132
                                                          -----------
TOTAL BONDS......................................          97,827,813
                                                          -----------

U.S. TREASURY OBLIGATIONS -- (25.2%)
U.S. Treasury Bonds
    6.250%, 08/15/23.............................   1,810   2,115,155
    6.000%, 02/15/26.............................   1,000   1,215,000

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
      6.625%, 02/15/27.............................   1,400 $  1,801,953
      6.125%, 11/15/27.............................     750      947,871
      5.250%, 02/15/29.............................   1,870    2,264,453
      6.125%, 08/15/29.............................     945    1,230,899
      6.250%, 05/15/30.............................     430      572,253
      5.375%, 02/15/31.............................   2,510    3,149,364
U.S. Treasury Notes
      2.000%, 07/31/20.............................   2,000    1,976,250
      1.250%, 03/31/21.............................   2,260    2,172,690
      1.125%, 07/31/21.............................   1,800    1,713,234
      1.625%, 08/15/22.............................   2,000    1,908,984
      1.500%, 02/28/23.............................   1,600    1,506,875
      1.500%, 03/31/23.............................   2,430    2,285,529
      1.750%, 05/15/23.............................   1,000      950,547
      1.250%, 07/31/23.............................   2,800    2,585,953
      2.500%, 05/15/24.............................   1,950    1,909,629
      2.250%, 11/15/24.............................   1,500    1,442,285
      2.125%, 05/15/25.............................   2,850    2,706,498
      2.000%, 08/15/25.............................   3,050    2,865,332
      2.250%, 11/15/25.............................   2,000    1,908,047
      1.625%, 02/15/26.............................   1,000      909,023
      1.625%, 05/15/26.............................   2,700    2,446,559
      1.500%, 08/15/26.............................   2,000    1,788,438
      2.250%, 11/15/27.............................   2,750    2,590,264
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS....................           46,963,085
                                                            ------------
TOTAL INVESTMENT SECURITIES........................          178,137,759
                                                            ------------

                                                    SHARES
                                                    ------       -
SECURITIES LENDING COLLATERAL -- (4.3%)
(S)@  DFA Short Term Investment Fund                684,980    7,925,221
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $193,406,336)..............................          $186,062,980
                                                            ============

At April 30, 2018, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                    UNREALIZED
                                                                                     FOREIGN
                                                                                     EXCHANGE
                                                                   SETTLEMENT      APPRECIATION
CURRENCY PURCHASED CURRENCY SOLD         COUNTERPARTY                 DATE        (DEPRECIATION)
------------------ -------------- ---------------------------- ------------------ --------------
USD   $1,587,284   SEK 13,260,513 Citibank, N.A.                    07/16/18         $64,102
USD      279,474   CAD    350,540 Citibank, N.A.                    07/17/18           5,969
USD    1,838,347   EUR  1,498,703 State Street Bank and Trust       07/25/18          16,819
                                                                                     -------
                                                               TOTAL APPRECIATION    $86,890
                                                                                     =======

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -----------------------------------------
                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                   ------- ------------ ------- ------------
    Agency Obligations............   --    $ 33,346,861   --    $ 33,346,861
    Bonds.........................   --      97,827,813   --      97,827,813
    U.S. Treasury Obligations.....   --      46,963,085   --      46,963,085
    Securities Lending Collateral.   --       7,925,221   --       7,925,221
    Forward Currency Contracts**..   --          86,890   --          86,890
                                     --    ------------   --    ------------
    TOTAL.........................   --    $186,149,870   --    $186,149,870
                                     ==    ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

               EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                         ------    -------   ---------------
COMMON STOCKS -- (97.2%)
BRAZIL -- (7.7%)
    Ambev SA ADR........................................  68,222 $   451,630            0.7%
    CCR SA..............................................  57,700     196,989            0.3%
    Cielo SA............................................  39,950     218,954            0.3%
    Embraer SA ADR......................................   6,732     169,781            0.3%
    Localiza Rent a Car SA..............................  23,300     185,498            0.3%
    Lojas Renner SA.....................................  29,500     274,605            0.4%
    Raia Drogasil SA....................................   9,300     182,591            0.3%
    Ultrapar Participacoes SA Sponsored ADR.............  10,567     183,020            0.3%
    Other Securities....................................           3,284,211            4.7%
                                                                 -----------          ------
TOTAL BRAZIL............................................           5,147,279            7.6%
                                                                 -----------          ------

CHILE -- (1.2%)
    Other Securities....................................             785,988            1.2%
                                                                 -----------          ------

CHINA -- (17.3%)
*   Alibaba Group Holding, Ltd. Sponsored ADR...........   4,392     784,148            1.2%
*   Baidu, Inc. Sponsored ADR...........................     643     161,329            0.3%
    Bank of China, Ltd. Class H......................... 322,000     174,792            0.3%
    China Construction Bank Corp. Class H............... 657,000     688,312            1.0%
    China Overseas Land & Investment, Ltd...............  50,000     167,532            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 371,000     325,694            0.5%
    NetEase, Inc. ADR...................................     740     190,232            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  33,500     327,342            0.5%
    Tencent Holdings, Ltd...............................  31,000   1,524,049            2.3%
    Other Securities....................................           7,307,813           10.6%
                                                                 -----------          ------
TOTAL CHINA.............................................          11,651,243           17.3%
                                                                 -----------          ------

COLOMBIA -- (0.4%)
    Other Securities....................................             246,313            0.4%
                                                                 -----------          ------

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................              75,889            0.1%
                                                                 -----------          ------

EGYPT -- (0.1%)
    Other Securities....................................              44,185            0.1%
                                                                 -----------          ------

HUNGARY -- (0.4%)
    Other Securities....................................             284,609            0.4%
                                                                 -----------          ------

INDIA -- (13.5%)
    Hindustan Unilever, Ltd.............................   9,007     201,941            0.3%
    Housing Development Finance Corp., Ltd..............   9,592     269,717            0.4%
    Infosys, Ltd........................................  34,351     615,880            0.9%
    Reliance Industries, Ltd............................  22,290     320,403            0.5%
    Tata Consultancy Services, Ltd......................   5,611     295,926            0.5%
*   Tata Motors, Ltd....................................  56,409     285,437            0.4%
    UPL, Ltd............................................  16,546     180,844            0.3%
    Other Securities....................................           6,928,611           10.2%
                                                                 -----------          ------
TOTAL INDIA.............................................           9,098,759           13.5%
                                                                 -----------          ------

INDONESIA -- (2.2%)
    Other Securities....................................           1,447,708            2.1%
                                                                 -----------          ------

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                ------    -------   ---------------
MALAYSIA -- (3.3%)
    Genting Bhd................................................ 118,300 $   268,658            0.4%
    Other Securities...........................................           1,935,503            2.9%
                                                                        -----------          ------
TOTAL MALAYSIA.................................................           2,204,161            3.3%
                                                                        -----------          ------

MEXICO -- (3.6%)
    America Movil S.A.B. de C.V. Series L ADR..................  24,942     461,178            0.7%
    Grupo Televisa S.A.B. Series CPO...........................  57,100     204,835            0.3%
    Mexichem S.A.B. de C.V. Series*............................  58,129     181,672            0.3%
    Wal-Mart de Mexico S.A.B. de C.V...........................  63,900     177,670            0.3%
    Other Securities...........................................           1,389,685            2.0%
                                                                        -----------          ------
TOTAL MEXICO...................................................           2,415,040            3.6%
                                                                        -----------          ------

PERU -- (0.2%)
    Other Securities...........................................             156,698            0.2%
                                                                        -----------          ------

PHILIPPINES -- (0.7%)
    Other Securities...........................................             487,096            0.7%
                                                                        -----------          ------

POLAND -- (1.5%)
    Other Securities...........................................           1,017,150            1.5%
                                                                        -----------          ------

RUSSIA -- (0.7%)
    Sberbank of Russia PJSC Sponsored ADR......................  15,924     235,198            0.4%
    Other Securities...........................................             249,086            0.3%
                                                                        -----------          ------
TOTAL RUSSIA...................................................             484,284            0.7%
                                                                        -----------          ------

SOUTH AFRICA -- (5.5%)
    Bid Corp., Ltd.............................................  10,571     243,008            0.4%
    Bidvest Group, Ltd. (The)..................................   9,541     186,900            0.3%
    MTN Group, Ltd.............................................  25,664     257,582            0.4%
    Naspers, Ltd. Class N......................................   1,932     470,673            0.7%
    SPAR Group, Ltd. (The).....................................  12,429     210,581            0.3%
    Other Securities...........................................           2,311,425            3.4%
                                                                        -----------          ------
TOTAL SOUTH AFRICA.............................................           3,680,169            5.5%
                                                                        -----------          ------

SOUTH KOREA -- (17.6%)
*   Celltrion, Inc.............................................     810     203,202            0.3%
    Hana Financial Group, Inc..................................   5,448     242,072            0.4%
    Hyundai Motor Co...........................................   1,233     183,899            0.3%
    LG Electronics, Inc........................................   2,706     256,580            0.4%
    NAVER Corp.................................................     283     188,716            0.3%
    Samsung Electronics Co., Ltd...............................   1,016   2,517,648            3.7%
    Shinhan Financial Group Co., Ltd...........................   4,263     189,817            0.3%
    Other Securities...........................................           8,012,240           11.8%
                                                                        -----------          ------
TOTAL SOUTH KOREA..............................................          11,794,174           17.5%
                                                                        -----------          ------

TAIWAN -- (16.3%)
    Catcher Technology Co., Ltd................................  19,000     210,713            0.3%
    Hon Hai Precision Industry Co., Ltd........................ 147,000     408,863            0.6%
    Largan Precision Co., Ltd..................................   2,000     232,616            0.4%
    Pegatron Corp..............................................  71,000     165,535            0.3%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.  31,044   1,193,642            1.8%
    Uni-President Enterprises Corp.............................  79,000     190,126            0.3%
    Other Securities...........................................           8,522,380           12.5%
                                                                        -----------          ------
TOTAL TAIWAN...................................................          10,923,875           16.2%
                                                                        -----------          ------

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------   -------   ---------------
        THAILAND -- (3.6%)
             Other Securities..........        $ 2,445,734            3.6%
                                               -----------           -----

        TURKEY -- (1.3%)
             Other Securities..........            862,166            1.3%
                                               -----------           -----
        TOTAL COMMON STOCKS............         65,252,520           96.8%
                                               -----------           -----

        PREFERRED STOCKS -- (2.8%)
        BRAZIL -- (2.5%)
             Banco Bradesco SA ADR..... 46,147     452,238            0.7%
             Itau Unibanco Holding SA.. 51,000     742,610            1.1%
             Other Securities..........            506,193            0.7%
                                               -----------           -----
        TOTAL BRAZIL...................          1,701,041            2.5%
                                               -----------           -----

        CHILE -- (0.2%)
             Other Securities..........            156,158            0.2%
                                               -----------           -----

        COLOMBIA -- (0.1%)
             Other Securities..........             52,906            0.1%
                                               -----------           -----
        TOTAL PREFERRED STOCKS.........          1,910,105            2.8%
                                               -----------           -----
        TOTAL INVESTMENTS -- (100.0%)
          (Cost $68,025,244).........          $67,162,625           99.6%
                                               ===========           =====

At April 30, 2018, Emerging Markets Sustainability Core 1 Portfolio had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                          NUMBER OF EXPIRATION NOTIONAL  MARKET   APPRECIATION
 DESCRIPTION              CONTRACTS    DATE     VALUE    VALUE   (DEPRECIATION)
 -----------              --------- ---------- -------- -------- --------------
 LONG POSITION CONTRACTS:
 S&P 500(R) Emini Index..     1      06/15/18  $133,602 $132,350    $(1,252)
                                               -------- --------    --------
 TOTAL FUTURES CONTRACTS.                      $133,602 $132,350    $(1,252)
                                               ======== ========    ========

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                            --------------------------------------------
                              LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                            -----------  ----------- ------- -----------
       Common Stocks
         Brazil............ $ 5,147,279           --   --    $ 5,147,279
         Chile.............     148,958  $   637,030   --        785,988
         China.............   2,150,376    9,500,867   --     11,651,243
         Colombia..........     246,313           --   --        246,313
         Czech Republic....          --       75,889   --         75,889
         Egypt.............      44,185           --   --         44,185
         Hungary...........          --      284,609   --        284,609
         India.............     262,556    8,836,203   --      9,098,759
         Indonesia.........     106,275    1,341,433   --      1,447,708
         Malaysia..........          --    2,204,161   --      2,204,161
         Mexico............   2,415,040           --   --      2,415,040
         Peru..............     156,698           --   --        156,698
         Philippines.......      32,988      454,108   --        487,096
         Poland............          --    1,017,150   --      1,017,150
         Russia............     457,852       26,432   --        484,284
         South Africa......     108,870    3,571,299   --      3,680,169
         South Korea.......      70,731   11,723,443   --     11,794,174
         Taiwan............   1,299,059    9,624,816   --     10,923,875
         Thailand..........   2,445,734           --   --      2,445,734
         Turkey............          --      862,166   --        862,166
       Preferred Stocks
         Brazil............   1,701,041           --   --      1,701,041
         Chile.............          --      156,158   --        156,158
         Colombia..........      52,906           --   --         52,906
       Futures Contracts**.      (1,252)          --   --         (1,252)
                            -----------  -----------   --    -----------
       TOTAL............... $16,845,609  $50,315,764   --    $67,161,373
                            ===========  ===========   ==    ===========

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                  U.S.            U.S.      INTERNATIONAL
                                                                               SOCIAL CORE   SUSTAINABILITY SUSTAINABILITY
                                                                                EQUITY 2         CORE 1         CORE 1
                                                                               PORTFOLIO*      PORTFOLIO*     PORTFOLIO*
                                                                              -------------- -------------- --------------
ASSETS:
Investments at Value (including $107,482, $122,360 and $85,406 of
 securities on loan, respectively)........................................... $    1,085,011 $    1,385,719 $      886,191
Temporary Cash Investments at Value & Cost...................................          4,785          6,758             --
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $64,421, $67,534 and $81,053).......................................         64,422         67,535         81,056
Foreign Currencies at Value..................................................             --             --          1,235
Cash.........................................................................             --             --          7,111
Receivables:
  Investment Securities Sold.................................................            117             --            941
  Dividends, Interest and Tax Reclaims.......................................            713          1,052          4,289
  Securities Lending Income..................................................             37             42            116
  Fund Shares Sold...........................................................            444          2,060          1,054
Prepaid Expenses and Other Assets............................................             20             25             22
                                                                              -------------- -------------- --------------
     Total Assets............................................................      1,155,549      1,463,191        982,015
                                                                              -------------- -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian...........................................................              5              5             --
  Upon Return of Securities Loaned...........................................         64,421         67,534         81,057
  Investment Securities Purchased............................................          3,218          3,914          4,094
  Fund Shares Redeemed.......................................................          3,188            885            467
  Due to Advisor.............................................................            223            261            251
Accrued Expenses and Other Liabilities.......................................             80             61            126
                                                                              -------------- -------------- --------------
     Total Liabilities.......................................................         71,135         72,660         85,995
                                                                              -------------- -------------- --------------
NET ASSETS................................................................... $    1,084,414 $    1,390,531 $      896,020
                                                                              ============== ============== ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................     68,060,847     65,853,974     80,683,495
                                                                              ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $        15.93 $        21.12 $        11.11
                                                                              ============== ============== ==============
Investments at Cost.......................................................... $      775,181 $    1,015,793 $      729,555
                                                                              ============== ============== ==============
Foreign Currencies at Cost................................................... $           -- $           -- $        1,244
                                                                              ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $      763,298 $    1,011,128 $      747,322
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          1,153          1,591          6,342
Accumulated Net Realized Gain (Loss).........................................         10,132          7,885        (14,193)
Net Unrealized Foreign Exchange Gain (Loss)..................................             --             --            (81)
Net Unrealized Appreciation (Depreciation)...................................        309,831        369,927        156,630
                                                                              -------------- -------------- --------------
NET ASSETS................................................................... $    1,084,414 $    1,390,531 $      896,020
                                                                              ============== ============== ==============
(1) NUMBER OF SHARES AUTHORIZED..............................................  1,000,000,000  1,000,000,000  1,000,000,000
                                                                              ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                               INTERNATIONAL     EMERGING          DFA
                                                                                SOCIAL CORE   MARKETS SOCIAL   SOCIAL FIXED
                                                                                  EQUITY       CORE EQUITY        INCOME
                                                                                PORTFOLIO*      PORTFOLIO*      PORTFOLIO*
                                                                              --------------  --------------  --------------
ASSETS:
Investments at Value (including $89,530, $100,346 and $7,743 of
 securities on loan, respectively)........................................... $      982,492  $    1,498,267  $      178,138
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $85,378, $65,705 and $7,925)........................................         85,380          65,707           7,925
Foreign Currencies at Value..................................................            766           4,335              --
Cash.........................................................................          6,352           6,287           5,301
Receivables:
  Investment Securities Sold.................................................          1,171             521              35
  Dividends, Interest and Tax Reclaims.......................................          4,714           1,474           1,576
  Securities Lending Income..................................................            158             256               2
  Fund Shares Sold...........................................................            988             856             164
Unrealized Gain on Forward Currency Contracts................................             --              --              87
Unrealized Gain on Foreign Currency Contracts................................              1              --              --
Prepaid Expenses and Other Assets............................................             30              22              21
                                                                              --------------  --------------  --------------
     Total Assets............................................................      1,082,052       1,577,725         193,249
                                                                              --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................         85,385          65,709           7,926
  Investment Securities Purchased............................................          3,284           7,276           4,585
  Fund Shares Redeemed.......................................................            176             417              12
  Due to Advisor.............................................................            234             583              33
Unrealized Loss on Foreign Currency Contracts................................              1               2              --
Accrued Expenses and Other Liabilities.......................................            160             406              43
                                                                              --------------  --------------  --------------
     Total Liabilities.......................................................         89,240          74,393          12,599
                                                                              --------------  --------------  --------------
NET ASSETS................................................................... $      992,812  $    1,503,332  $      180,650
                                                                              ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................     70,374,096     100,404,569      18,960,169
                                                                              ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $        14.11  $        14.97  $         9.53
                                                                              ==============  ==============  ==============
Investments at Cost.......................................................... $      834,041  $    1,119,312  $      185,481
                                                                              ==============  ==============  ==============
Foreign Currencies at Cost................................................... $          770  $        4,402  $           --
                                                                              ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $      842,432  $    1,186,535  $      188,320
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          6,100             718             232
Accumulated Net Realized Gain (Loss).........................................         (4,080)        (62,801)           (644)
Net Unrealized Foreign Exchange Gain (Loss)..................................            (89)            (10)             85
Net Unrealized Appreciation (Depreciation)...................................        148,449         378,890          (7,343)
                                                                              --------------  --------------  --------------
NET ASSETS................................................................... $      992,812  $    1,503,332  $      180,650
                                                                              ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED..............................................  1,000,000,000   1,500,000,000   1,000,000,000
                                                                              ==============  ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                           EMERGING
                                                                                           MARKETS
                                                                                        SUSTAINABILITY
                                                                                            CORE 1
                                                                                          PORTFOLIO
                                                                                        --------------
ASSETS:
Investments at Value...................................................................  $     67,163
Foreign Currencies at Value............................................................           214
Cash...................................................................................         1,523
Receivables:
  Dividends and Interest...............................................................            64
  Fund Shares Sold.....................................................................            26
Deferred Offering Costs................................................................            11
Prepaid Expenses and Other Assets......................................................             3
                                                                                         ------------
     Total Assets......................................................................        69,004
                                                                                         ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................         1,340
  Fund Shares Redeemed.................................................................           233
  Due to Advisor.......................................................................            26
  Futures Margin Variation.............................................................             1
Unrealized Loss on Foreign Currency Contracts..........................................             1
Accrued Expenses and Other Liabilities.................................................             2
                                                                                         ------------
     Total Liabilities.................................................................         1,603
                                                                                         ------------
NET ASSETS.............................................................................  $     67,401
                                                                                         ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................     6,839,415
                                                                                         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $       9.85
                                                                                         ============
Investments at Cost....................................................................  $     68,025
                                                                                         ============
Foreign Currencies at Cost.............................................................  $        215
                                                                                         ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................  $     68,369
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).            70
Accumulated Net Realized Gain (Loss)...................................................          (123)
Net Unrealized Foreign Exchange Gain (Loss)............................................           (51)
Net Unrealized Appreciation (Depreciation).............................................          (864)
                                                                                         ------------
NET ASSETS.............................................................................  $     67,401
                                                                                         ============
(1) NUMBER OF SHARES AUTHORIZED........................................................   500,000,000
                                                                                         ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                U.S. SOCIAL      U.S.      INTERNATIONAL
                                                                                   CORE     SUSTAINABILITY SUSTAINABILITY
                                                                                 EQUITY 2       CORE 1         CORE 1
                                                                                PORTFOLIO#    PORTFOLIO#     PORTFOLIO#
                                                                                ----------- -------------- --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1, $3 and $1,211, respectively).   $ 8,787      $10,402        $11,246
  Income from Securities Lending...............................................       226          250            447
                                                                                  -------      -------        -------
     Total Investment Income...................................................     9,013       10,652         11,693
                                                                                  -------      -------        -------
EXPENSES
  Investment Management Fees...................................................     1,303        1,496          1,246
  Accounting & Transfer Agent Fees.............................................        28           46             39
  Custodian Fees...............................................................         7            8             82
  Filing Fees..................................................................        21           24             16
  Shareholders' Reports........................................................        13           13              8
  Directors'/Trustees' Fees & Expenses.........................................         4            5              3
  Professional Fees............................................................         6            7              6
  Other........................................................................        44           18             19
                                                                                  -------      -------        -------
     Total Expenses............................................................     1,426        1,617          1,419
                                                                                  -------      -------        -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...............................................        --            9            160
  Fees Paid Indirectly (Note C)................................................        --           --             (9)
                                                                                  -------      -------        -------
  Net Expenses.................................................................     1,426        1,626          1,570
                                                                                  -------      -------        -------
  NET INVESTMENT INCOME (LOSS).................................................     7,587        9,026         10,123
                                                                                  -------      -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...............................................    10,115        7,880          3,668
    Affiliated Investment Companies Shares Sold................................        (2)          (4)            (4)
    Futures....................................................................      (147)          --             74
    Foreign Currency Transactions..............................................        --           --             (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................    21,828       39,520          9,067
    Affiliated Investment Companies Shares.....................................        (4)          (3)             3
    Translation of Foreign Currency Denominated Amounts........................        --           --            (78)
                                                                                  -------      -------        -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................................    31,790       47,393         12,725
                                                                                  -------      -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................   $39,377      $56,419        $22,848
                                                                                  =======      =======        =======

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                        INTERNATIONAL    EMERGING
                                                                           SOCIAL     MARKETS SOCIAL  DFA SOCIAL
                                                                         CORE EQUITY   CORE EQUITY   FIXED INCOME
                                                                         PORTFOLIO#     PORTFOLIO#    PORTFOLIO#
                                                                        ------------- -------------- ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1,178, $1,490 and $0,
   respectively).......................................................    $12,190       $11,961            --
  Interest.............................................................         --            --       $ 1,963
  Income from Securities Lending.......................................        627         1,273            11
                                                                           -------       -------       -------
     Total Investment Income...........................................     12,817        13,234         1,974
                                                                           -------       -------       -------
EXPENSES
  Investment Management Fees...........................................      1,319         3,448           157
  Accounting & Transfer Agent Fees.....................................         29            44             6
  Custodian Fees.......................................................        110           337             1
  Filing Fees..........................................................         22            15            15
  Shareholders' Reports................................................         12            15             6
  Directors'/Trustees' Fees & Expenses.................................          3             6             1
  Professional Fees....................................................          6            29             1
  Other................................................................         27            57             7
                                                                           -------       -------       -------
     Total Expenses....................................................      1,528         3,951           194
                                                                           -------       -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................         --            --            18
  Fees Paid Indirectly (Note C)........................................        (13)           (8)           --
                                                                           -------       -------       -------
  Net Expenses.........................................................      1,515         3,943           212
                                                                           -------       -------       -------
  NET INVESTMENT INCOME (LOSS).........................................     11,302         9,291         1,762
                                                                           -------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................      2,800        10,871          (185)
    Affiliated Investment Companies Shares Sold........................         (6)           (5)           (2)
    Futures............................................................       (380)          361            --
    Foreign Currency Transactions......................................         49           (16)           --
    Forward Currency Contracts.........................................         --            --            (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................     19,895        42,482        (6,265)
    Affiliated Investment Companies Shares.............................         --             1            --
    Translation of Foreign Currency Denominated Amounts................        (85)           (6)           (1)
    Forward Currency Contracts.........................................         --            --            60
                                                                           -------       -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................     22,273        53,688        (6,394)
                                                                           -------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........    $33,575       $62,979       $(4,632)
                                                                           =======       =======       =======

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                    EMERGING
                                                                    MARKETS
                                                                 SUSTAINABILITY
                                                                     CORE 1
                                                                  PORTFOLIO(A)
                                                                 --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $14)..............    $   108
                                                                    -------
     Total Investment Income....................................        108
                                                                    -------
EXPENSES
  Investment Management Fees....................................         30
  Accounting & Transfer Agent Fees..............................          1
  Custodian Fees................................................          1
  Organizational & Offering Costs...............................          5
  Other.........................................................          1
                                                                    -------
     Total Expenses.............................................         38
                                                                    -------
  Net Expenses..................................................         38
                                                                    -------
  NET INVESTMENT INCOME (LOSS)..................................         70
                                                                    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................          2
    Futures.....................................................        (24)
    Foreign Currency Transactions...............................       (100)
    Forward Currency Contracts..................................         (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................       (863)
    Futures.....................................................         (1)
    Translation of Foreign Currency Denominated Amounts.........        (51)
                                                                    -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).......................     (1,038)
                                                                    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.    $  (968)
                                                                    =======

----------
**Net of foreign capital gain taxes withheld of $0.
(a)The Portfolio commenced operations on March 27, 2018.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                        INTERNATIONAL
                                                        U.S. SOCIAL CORE      U.S. SUSTAINABILITY       SUSTAINABILITY
                                                       EQUITY 2 PORTFOLIO      CORE 1 PORTFOLIO        CORE 1 PORTFOLIO
                                                     ---------------------  ----------------------  ---------------------
                                                     SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                        ENDED      ENDED       ENDED      ENDED        ENDED      ENDED
                                                      APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                        2018        2017       2018        2017        2018        2017
                                                     ----------- ---------  ----------- ----------  ----------- ---------
                                                     (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $    7,587  $  12,498  $    9,026  $   14,911   $ 10,123   $  15,917
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................     10,115     12,091       7,880      12,099      3,668         110
    Affiliated Investment Companies Shares
     Sold...........................................         (2)         1          (4)          2         (4)         (1)
    Futures.........................................       (147)        --          --         192         74           1
    Foreign Currency Transactions...................         --         --          --          --         (5)        (86)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency......     21,828    156,516      39,520     187,064      9,067     129,515
    Affiliated Investment Companies Shares
     Sold...........................................         (4)       (11)         (3)        (10)         3          (4)
    Translation of Foreign Currency Denominated
     Amounts........................................         --         --          --          --        (78)         40
                                                     ----------  ---------  ----------  ----------   --------   ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................     39,377    181,095      56,419     214,258     22,848     145,492
                                                     ----------  ---------  ----------  ----------   --------   ---------
Distributions From:
  Net Investment Income.............................     (6,895)   (12,378)     (8,120)    (15,082)    (5,227)    (15,275)
  Net Long-Term Gains...............................    (11,680)    (7,378)    (12,017)     (7,062)        --          --
                                                     ----------  ---------  ----------  ----------   --------   ---------
     Total Distributions............................    (18,575)   (19,756)    (20,137)    (22,144)    (5,227)    (15,275)
                                                     ----------  ---------  ----------  ----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued.....................................    182,225    262,707     240,625     370,948    160,140     214,498
  Shares Issued in Lieu of Cash Distributions.......     17,344     18,338      19,557      21,620      4,459      13,007
  Shares Redeemed...................................   (104,575)  (160,468)    (99,117)   (141,352)   (60,200)   (103,863)
                                                     ----------  ---------  ----------  ----------   --------   ---------
     Net Increase (Decrease) from Capital Share
      Transactions..................................     94,994    120,577     161,065     251,216    104,399     123,642
                                                     ----------  ---------  ----------  ----------   --------   ---------
     Total Increase (Decrease) in Net Assets........    115,796    281,916     197,347     443,330    122,020     253,859
NET ASSETS
  Beginning of Period...............................    968,618    686,702   1,193,184     749,854    774,000     520,141
                                                     ----------  ---------  ----------  ----------   --------   ---------
  End of Period..................................... $1,084,414  $ 968,618  $1,390,531  $1,193,184   $896,020   $ 774,000
                                                     ==========  =========  ==========  ==========   ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     11,296     18,392      11,283      19,847     14,451      22,006
  Shares Issued in Lieu of Cash Distributions.......      1,090      1,276         930       1,158        412       1,312
  Shares Redeemed...................................     (6,515)   (11,253)     (4,656)     (7,501)    (5,450)    (10,816)
                                                     ----------  ---------  ----------  ----------   --------   ---------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................      5,871      8,415       7,557      13,504      9,413      12,502
                                                     ==========  =========  ==========  ==========   ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    1,153  $     461  $    1,591  $      685   $  6,342   $   1,446

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         INTERNATIONAL         EMERGING MARKETS              DFA
                                                          SOCIAL CORE             SOCIAL CORE           SOCIAL FIXED
                                                        EQUITY PORTFOLIO       EQUITY PORTFOLIO       INCOME PORTFOLIO
                                                     ---------------------  ----------------------  --------------------
                                                     SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS    YEAR
                                                        ENDED      ENDED       ENDED      ENDED        ENDED     ENDED
                                                      APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,
                                                        2018        2017       2018        2017        2018       2017
                                                     ----------- ---------  ----------- ----------  ----------- --------
                                                     (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................  $ 11,302   $  17,451  $    9,291  $   25,539   $  1,762   $  1,915
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................     2,800      (2,552)     10,871       6,746       (185)      (442)
    Affiliated Investment Companies Shares
     Sold...........................................        (6)         (2)         (5)         (1)        (2)        --
    Futures.........................................      (380)        157         361           3         --         --
    Foreign Currency Transactions...................        49         (42)        (16)         50         --         --
    Forward Currency Contracts......................        --          --          --          --         (1)       (58)
  Change in Unrealized Appreciation (Depreciation)
   of:
    Investment Securities and Foreign Currency......    19,895     142,427      42,482     254,476     (6,265)      (428)
    Affiliated Investment Companies Shares
     Sold...........................................        --          (4)          1          (5)        --         --
    Translation of Foreign Currency Denominated
     Amounts........................................       (85)         41          (6)        (24)        (1)        (1)
    Forward Currency Contracts......................        --          --          --          --         60         27
                                                      --------   ---------  ----------  ----------   --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................    33,575     157,476      62,979     286,784     (4,632)     1,013
                                                      --------   ---------  ----------  ----------   --------   --------
Distributions From:
  Net Investment Income.............................    (6,992)    (17,057)     (8,832)    (25,771)    (1,667)    (1,771)
  Net Short-Term Gains..............................        --          --          --          --         --        (33)
                                                      --------   ---------  ----------  ----------   --------   --------
     Total Distributions............................    (6,992)    (17,057)     (8,832)    (25,771)    (1,667)    (1,804)
                                                      --------   ---------  ----------  ----------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................   200,491     243,671     214,094     238,716     63,688     47,232
  Shares Issued in Lieu of Cash Distributions.......     6,536      16,073       7,821      22,914      1,662      1,800
  Shares Redeemed...................................   (69,714)   (117,960)   (134,652)   (237,648)    (4,435)    (5,906)
                                                      --------   ---------  ----------  ----------   --------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................   137,313     141,784      87,263      23,982     60,915     43,126
                                                      --------   ---------  ----------  ----------   --------   --------
     Total Increase (Decrease) in Net Assets........   163,896     282,203     141,410     284,995     54,616     42,335
NET ASSETS
  Beginning of Period...............................   828,916     546,713   1,361,922   1,076,927    126,034     83,699
                                                      --------   ---------  ----------  ----------   --------   --------
  End of Period.....................................  $992,812   $ 828,916  $1,503,332  $1,361,922   $180,650   $126,034
                                                      ========   =========  ==========  ==========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................    14,299      19,691      14,175      19,064      6,520      4,784
  Shares Issued in Lieu of Cash Distributions.......       480       1,296         543       1,762        171        183
  Shares Redeemed...................................    (4,941)     (9,544)     (8,849)    (17,864)      (456)      (600)
                                                      --------   ---------  ----------  ----------   --------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     9,838      11,443       5,869       2,962      6,235      4,367
                                                      ========   =========  ==========  ==========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................  $  6,100   $   1,790  $      718  $      259   $    232   $    137

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                   EMERGING
                                                                   MARKETS
                                                                SUSTAINABILITY
                                                                    CORE 1
                                                                  PORTFOLIO
                                                                --------------
                                                                    PERIOD
                                                                   MAR. 27,
                                                                  2018(A) TO
                                                                  APRIL 30,
                                                                     2018
                                                                --------------
                                                                 (UNAUDITED)
 INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net Investment Income (Loss)................................    $    70
   Net Realized Gain (Loss) on:
     Investment Securities Sold*...............................          2
     Futures...................................................        (24)
     Foreign Currency Transactions.............................       (100)
     Forward Currency Contracts................................         (1)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency................       (863)
     Futures...................................................         (1)
     Translation of Foreign Currency Denominated
      Amounts..................................................        (51)
                                                                   -------
      Net Increase (Decrease) in Net Assets Resulting from
       Operations..............................................       (968)
                                                                   -------
 Capital Share Transactions (1):
   Shares Issued...............................................     68,769
   Shares Redeemed.............................................       (400)
                                                                   -------
      Net Increase (Decrease) from Capital Share
       Transactions............................................     68,369
                                                                   -------
      Total Increase (Decrease) in Net Assets..................     67,401
 NET ASSETS
   Beginning of Period.........................................         --
                                                                   -------
   End of Period...............................................    $67,401
                                                                   =======
 (1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................................      6,041
   Shares Redeemed.............................................         (1)
                                                                   -------
      Net Increase (Decrease) from Shares Issued and
       Redeemed................................................      6,040
                                                                   =======
 UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)                                 $    70

----------
* Net of foreign capital gain taxes withheld of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                                                   ---------------------------------------------------------------
                                                    SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                       ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                                     APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                       2018         2017      2016      2015      2014      2013
--------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    15.58     $  12.77  $  12.79  $  13.18  $  12.10  $   9.31
                                                   ----------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.12         0.22      0.22      0.21      0.19      0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.53         2.93      0.19     (0.15)     1.29      2.87
                                                   ----------     --------  --------  --------  --------  --------
   Total from Investment Operations...............       0.65         3.15      0.41      0.06      1.48      3.05
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.11)       (0.21)    (0.21)    (0.20)    (0.17)    (0.17)
  Net Realized Gains..............................      (0.19)       (0.13)    (0.22)    (0.25)    (0.23)    (0.09)
                                                   ----------     --------  --------  --------  --------  --------
   Total Distributions............................      (0.30)       (0.34)    (0.43)    (0.45)    (0.40)    (0.26)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    15.93     $  15.58  $  12.77  $  12.79  $  13.18  $  12.10
=================================================  ===========    ========  ========  ========  ========  ========
Total Return......................................       4.13%(C)    24.99%     3.40%     0.52%    12.50%    33.47%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,084,414     $968,618  $686,702  $606,523  $510,366  $411,025
Ratio of Expenses to Average Net Assets...........       0.27%(D)     0.28%     0.28%     0.29%     0.28%     0.30%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).....................................       0.27%(D)     0.28%     0.28%     0.29%     0.28%     0.30%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.46%(D)     1.49%     1.80%     1.60%     1.47%     1.64%
Portfolio Turnover Rate...........................          5%(C)       10%       17%       16%       11%       12%
--------------------------------------------------------------------------------------------------------------------

                                                                  U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                                                   -----------------------------------------------------------------
                                                    SIX MONTHS       YEAR       YEAR      YEAR      YEAR      YEAR
                                                       ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                                     APRIL 30,     OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                       2018          2017       2016      2015      2014      2013
---------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    20.47     $    16.74  $  16.65  $  16.63  $  14.81  $  11.43
                                                   ----------     ----------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.15           0.28      0.28      0.26      0.23      0.21
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.83           3.89      0.24      0.23      1.91      3.44
                                                   ----------     ----------  --------  --------  --------  --------
   Total from Investment Operations...............       0.98           4.17      0.52      0.49      2.14      3.65
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.13)         (0.29)    (0.26)    (0.25)    (0.21)    (0.22)
  Net Realized Gains..............................      (0.20)         (0.15)    (0.17)    (0.22)    (0.11)    (0.05)
                                                   ----------     ----------  --------  --------  --------  --------
   Total Distributions............................      (0.33)         (0.44)    (0.43)    (0.47)    (0.32)    (0.27)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    21.12     $    20.47  $  16.74  $  16.65  $  16.63  $  14.81
=================================================  ===========    ==========  ========  ========  ========  ========
Total Return......................................       4.83%(C)      25.18%     3.21%     3.08%    14.66%    32.40%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,390,531     $1,193,184  $749,854  $540,607  $426,547  $297,661
Ratio of Expenses to Average Net Assets...........       0.25%(D)       0.25%     0.27%     0.32%     0.32%     0.33%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).....................................       0.25%(D)       0.27%     0.32%     0.32%     0.32%     0.33%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.39%(D)       1.50%     1.69%     1.56%     1.44%     1.61%
Portfolio Turnover Rate...........................          2%(C)          5%       26%       11%        7%        2%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                                               -----------------------------------------------------------------  -------------

                                               SIX MONTHS      YEAR       YEAR       YEAR       YEAR      YEAR    SIX MONTHS
                                                  ENDED       ENDED      ENDED      ENDED      ENDED     ENDED       ENDED
                                                APRIL 30,    OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,   APRIL 30,
                                                  2018         2017       2016       2015       2014      2013       2018
--------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)                                                        (UNAUDITED)
Net Asset Value, Beginning of Period..........  $  10.86     $   8.85  $   9.14   $   9.46   $   9.79   $   7.89   $  13.69
                                                --------     --------  --------   --------   --------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.13         0.25      0.23       0.23       0.30       0.23       0.17
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      0.19         2.00     (0.30)     (0.33)     (0.33)      1.90       0.36
                                                --------     --------  --------   --------   --------   --------   --------
   Total from Investment Operations...........      0.32         2.25     (0.07)     (0.10)     (0.03)      2.13       0.53
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.07)       (0.24)    (0.22)     (0.22)     (0.28)     (0.23)     (0.11)
  Net Realized Gains..........................        --           --        --         --      (0.02)        --         --
                                                --------     --------  --------   --------   --------   --------   --------
   Total Distributions........................     (0.07)       (0.24)    (0.22)     (0.22)     (0.30)     (0.23)     (0.11)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  11.11     $  10.86  $   8.85   $   9.14   $   9.46   $   9.79   $  14.11
============================================== ===========   ========  ========   ========   ========   ========  ===========
Total Return..................................      2.98%(C)    25.66%    (0.74)%    (1.09)%    (0.43)%    27.38%      3.91%(C)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $896,020     $774,000  $520,141   $401,049   $327,847   $206,602   $992,812
Ratio of Expenses to Average Net Assets.......      0.38%(D)     0.39%     0.44%      0.48%      0.49%      0.52%      0.34%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees Paid
 Indirectly)).................................      0.34%(D)     0.39%     0.50%      0.48%      0.49%      0.50%      0.34%(D)
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.44%(D)     2.51%     2.64%      2.46%      2.98%      2.57%      2.48%(D)
Portfolio Turnover Rate.......................         3%(C)       10%       24%         8%         3%         2%         3%(C)
--------------------------------------------------------------------------------------------------------------------------------

                                                 INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                                               ----------------------------------------------------
                                                                                             PERIOD
                                                 YEAR      YEAR       YEAR       YEAR       NOV. 1,
                                                ENDED     ENDED      ENDED      ENDED      2012(A) TO
                                               OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,     OCT. 31,
                                                 2017      2016       2015       2014         2013
---------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......... $  11.14  $  11.23  $  11.76   $  12.30    $  10.00
                                               --------  --------  --------   --------    --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............     0.32      0.31      0.30       0.35        0.27
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................     2.54     (0.11)    (0.50)     (0.50)       2.27
                                               --------  --------  --------   --------    --------
   Total from Investment Operations...........     2.86      0.20     (0.20)     (0.15)       2.54
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................    (0.31)    (0.29)    (0.28)     (0.35)      (0.24)
  Net Realized Gains..........................       --        --     (0.05)     (0.04)         --
                                               --------  --------  --------   --------    --------
   Total Distributions........................    (0.31)    (0.29)    (0.33)     (0.39)      (0.24)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $  13.69  $  11.14  $  11.23   $  11.76    $  12.30
============================================== ========  ========  ========   ========   ==========
Total Return..................................    25.98%     1.94%    (1.67)%    (1.40)%     25.81%(C)
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $828,916  $546,713  $424,398   $306,772    $148,856
Ratio of Expenses to Average Net Assets.......     0.38%     0.45%     0.46%      0.53%       0.60%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees Paid
 Indirectly)).................................     0.38%     0.45%     0.46%      0.50%       0.68%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets.......................................     2.58%     2.84%     2.58%      2.78%       2.44%(B)(D)
Portfolio Turnover Rate.......................       11%        8%        7%         5%         14%(C)
---------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                                --------------------------------------------------------------------

                                 SIX MONTHS       YEAR        YEAR        YEAR      YEAR      YEAR
                                    ENDED        ENDED       ENDED       ENDED     ENDED     ENDED
                                  APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31,
                                    2018          2017        2016        2015      2014      2013
------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    14.41     $    11.76  $    10.64  $  12.80   $  12.92  $  12.55
                                ----------     ----------  ----------  --------   --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.09           0.26        0.23      0.24       0.26      0.24
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.56           2.65        1.12     (2.16)     (0.13)     0.72
                                ----------     ----------  ----------  --------   --------  --------
   Total from Investment
    Operations.................       0.65           2.91        1.35     (1.92)      0.13      0.96
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.09)         (0.26)      (0.23)    (0.24)     (0.25)    (0.23)
 Net Realized Gains............         --             --          --        --         --     (0.36)
                                ----------     ----------  ----------  --------   --------  --------
   Total Distributions.........      (0.09)         (0.26)      (0.23)    (0.24)     (0.25)    (0.59)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    14.97     $    14.41  $    11.76  $  10.64   $  12.80  $  12.92
==============================  ===========    ==========  ==========  ========   ========  ========
Total Return...................       4.55%(C)      25.04%      12.87%   (15.07)%     0.98%     7.74%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $1,503,332     $1,361,922  $1,076,927  $959,946   $903,396  $764,187
Ratio of Expenses to Average
 Net Assets....................       0.54%(D)       0.57%       0.63%     0.65%      0.63%     0.66%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......       0.54%(D)       0.57%       0.64%     0.65%      0.63%     0.66%
Ratio of Net Investment
 Income to Average Net Assets..       1.27%(D)       2.06%       2.13%     2.02%      2.04%     1.94%
Portfolio Turnover Rate........          5%(C)         14%         12%       11%        10%        2%
------------------------------------------------------------------------------------------------------

                                   DFA SOCIAL FIXED INCOME PORTFOLIO
                                ---------------------------------
                                                             PERIOD
                                 SIX MONTHS      YEAR       APRIL 5,
                                    ENDED       ENDED      2016(A) TO
                                  APRIL 30,    OCT. 31,     OCT. 31,
                                    2018         2017         2016
------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $   9.90      $  10.01   $ 10.00
                                 --------      --------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.11          0.19      0.09
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.38)        (0.12)    (0.02)
                                 --------      --------   -------
   Total from Investment
    Operations.................     (0.27)         0.07      0.07
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.10)        (0.18)    (0.06)
 Net Realized Gains............        --            --        --
                                 --------      --------   -------
   Total Distributions.........     (0.10)        (0.18)    (0.06)
------------------------------------------------------------------------
Net Asset Value, End of Period.  $   9.53      $   9.90   $ 10.01
==============================  ===========    ========  ==========
Total Return...................     (2.74)%(C)     0.73%     0.75%(C)
------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $180,650      $126,034   $83,699
Ratio of Expenses to Average
 Net Assets....................      0.27%(D)      0.27%     0.26%(B)(D)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......      0.25%(D)      0.29%     0.56%(B)(D)
Ratio of Net Investment
 Income to Average Net Assets..      2.25%(D)      1.95%     1.58%(B)(D)
Portfolio Turnover Rate........         4%(C)        24%       47%(C)
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               EMERGING MARKETS
                                                                SUSTAINABILITY
                                                               CORE 1 PORTFOLIO
                                                               ----------------
                                                                    PERIOD
                                                                   MAR. 27,
                                                                  2018(A) TO
                                                                  APRIL 30,
                                                                     2018
 ------------------------------------------------------------------------------
                                                                 (UNAUDITED)
 Net Asset Value, Beginning of Period.........................     $ 10.00
                                                                   -------
 Income from Investment Operations
 ---------------------------------
   Net Investment Income (Loss) (A)...........................          --
   Net Gains (Losses) on Securities (Realized and Unrealized).       (0.15)
                                                                   -------
    Total from Investment Operations..........................       (0.15)
 ------------------------------------------------------------------------------
 Less Distributions
 ------------------
   Net Investment Income......................................          --
   Net Realized Gains.........................................          --
                                                                   -------
    Total Distributions.......................................          --
 ------------------------------------------------------------------------------
 Net Asset Value, End of Period...............................     $  9.85
 ============================================================= ================
 Total Return.................................................       (1.50)%(C)
 ------------------------------------------------------------------------------
 Net Assets, End of Period (thousands)........................     $67,401
 Ratio of Expenses to Average Net Assets......................        0.65%(D)
 Ratio of Net Investment Income to Average Net Assets.........        1.18%(D)
 Portfolio Turnover Rate......................................           0%(C)
 ------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, seven of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA Social Fixed Income Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the "Portfolios"), are included in this report. The remaining ninety-five portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the DFA Social Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios and DFA Social Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios and DFA Social Fixed Income Portfolio do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            U.S. Social Core Equity 2 Portfolio.............. 0.25%
            U.S. Sustainability Core 1 Portfolio............. 0.23%
            International Sustainability Core 1 Portfolio.... 0.30%
            International Social Core Equity Portfolio....... 0.29%
            Emerging Markets Social Core Equity Portfolio.... 0.47%
            DFA Social Fixed Income Portfolio................ 0.20%
            Emerging Markets Sustainability Core 1 Portfolio. 0.50%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including management fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios described below will remain in effect through February 28, 2019 and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                                               NET WAIVED
                                                             RECOVERY       PREVIOUSLY       FEES/EXPENSES
                                                           OF PREVIOUSLY   WAIVED FEES/    ASSUMED (RECOVERED
                                                 EXPENSE   WAIVED FEES/  EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                                LIMITATION   EXPENSES    SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES                        AMOUNT      ASSUMED        RECOVERY           ASSUMED)
--------------------------                      ---------- ------------- ----------------- ------------------
U.S. Social Core Equity 2 Portfolio (1)........    0.60%         --              --                 --
U.S. Sustainability Core 1 Portfolio (2).......    0.25%       $ 11            $520              $  (9)
International Sustainability Core 1
  Portfolio (2)................................    0.38%        160              88               (160)
International Social Core Equity Portfolio (2).    0.38%         --              --                 --
Emerging Markets Social Core Equity
  Portfolio (2)................................    0.57%         --              --                 --
DFA Social Fixed Income Portfolio (2)..........    0.27%         19              68                (18)
Emerging Markets Sustainability Core 1
  Portfolio (3)................................    0.65%         --              --                 --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of a class of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the U.S. Social Core Equity 2 Portfolio are less than the Expense Limitation Amount of a class of the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the

Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover for any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified above. Prior to January 1, 2017, the Expense Limitation Amounts for the International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio were 0.42%, 0.60% and 0.85%, respectively, of the average net assets of each such Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money markets funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
           -                                              ----------
           International Sustainability Core 1 Portfolio.    $ 9
           International Social Core Equity Portfolio....     13
           Emerging Markets Social Core Equity Portfolio.      8

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             U.S. Social Core Equity 2 Portfolio.............. $15
             U.S. Sustainability Core 1 Portfolio.............  16
             International Sustainability Core 1 Portfolio....  11
             International Social Core Equity Portfolio.......   9
             Emerging Markets Social Core Equity Portfolio....  33
             DFA Social Fixed Income Portfolio................   1
             Emerging Markets Sustainability Core 1 Portfolio.  --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                  U.S. GOVERNMENT  OTHER INVESTMENT
                                                     SECURITIES       SECURITIES
-                                                 ---------------- -----------------
                                                  PURCHASES SALES  PURCHASES  SALES
-                                                 --------- ------ --------- -------
U.S. Social Core Equity 2 Portfolio..............       --      -- $150,047  $53,231
U.S. Sustainability Core 1 Portfolio.............       --      --  187,247   30,998
International Sustainability Core 1 Portfolio....       --      --  130,287   23,667
International Social Core Equity Portfolio.......       --      --  164,093   24,371
Emerging Markets Social Core Equity Portfolio....       --      --  161,574   75,067
DFA Social Fixed Income Portfolio................  $26,976  $2,159   40,012    4,362
Emerging Markets Sustainability Core 1 Portfolio.       --      --   68,049       25

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                      NET                                                     CAPITAL
                                                   REALIZED                                      DIVIDEND      GAIN
                                                  GAIN/(LOSS)                                     INCOME   DISTRIBUTIONS
                                                  ON SALES OF   CHANGE IN                          FROM        FROM
                                                  AFFILIATED   UNREALIZED               SHARES  AFFILIATED  AFFILIATED
                  BALANCE AT PURCHASES  PROCEEDS  INVESTMENT  APPRECIATION/ BALANCE AT  AS OF   INVESTMENT  INVESTMENT
                   10/31/17   AT COST  FROM SALES  COMPANIES  DEPRECIATION   04/30/18  04/30/18 COMPANIES    COMPANIES
                  ---------- --------- ---------- ----------- ------------- ---------- -------- ---------- -------------
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
DFA Short Term
 Investment Fund.  $77,069   $ 81,911   $ 94,552      $(2)         $(4)      $64,422    5,568       --          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $77,069   $ 81,911   $ 94,552      $(2)         $(4)      $64,422    5,568       --          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
DFA Short Term
 Investment Fund.  $74,082   $126,187   $132,727      $(4)         $(3)      $67,535    5,837       --          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $74,082   $126,187   $132,727      $(4)         $(3)      $67,535    5,837       --          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
DFA Short Term
 Investment Fund.  $44,505   $175,201   $138,649      $(4)         $ 3       $81,056    7,006       --          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $44,505   $175,201   $138,649      $(4)         $ 3       $81,056    7,006       --          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.  $53,911   $135,627   $104,152      $(6)          --       $85,380    7,379       --          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $53,911   $135,627   $104,152      $(6)          --       $85,380    7,379       --          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.  $42,595   $209,424   $186,308      $(5)         $ 1       $65,707    5,679       --          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $42,595   $209,424   $186,308      $(5)         $ 1       $65,707    5,679       --          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

DFA SOCIAL FIXED INCOME PORTFOLIO
DFA Short Term
 Investment Fund.  $   356   $ 34,118   $ 26,547      $(2)          --       $ 7,925      685      $77          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $   356   $ 34,118   $ 26,547      $(2)          --       $ 7,925      685      $77          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax, tax equalization, non-deductible expenses, and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE       INCREASE
                                                                 (DECREASE)     (DECREASE)
                                                  INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                 (DECREASE)    NET INVESTMENT  NET REALIZED
                                               PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                               --------------- -------------- --------------
U.S. Social Core Equity 2 Portfolio...........     $  824          $(456)         $(368)
U.S. Sustainability Core 1 Portfolio..........        778           (493)          (285)
International Sustainability Core 1 Portfolio.        481           (409)           (72)
International Social Core Equity Portfolio....        573           (246)          (327)
Emerging Markets Social Core Equity Portfolio.      1,244           (759)          (485)
DFA Social Fixed Income Portfolio.............         --            (58)            58

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
U.S. Social Core Equity 2 Portfolio
2016..........................................    $10,502        $10,434    $20,936
2017..........................................     12,378          7,378     19,756
U.S. Sustainability Core 1 Portfolio
2016..........................................     10,043          5,718     15,761
2017..........................................     15,082          7,062     22,144
International Sustainability Core 1 Portfolio
2016..........................................     10,814             --     10,814
2017..........................................     15,275             --     15,275
International Social Core Equity Portfolio
2016..........................................     12,707             --     12,707
2017..........................................     17,057             --     17,057
Emerging Markets Social Core Equity Portfolio
2016..........................................     20,974             --     20,974
2017..........................................     25,771             --     25,771
DFA Social Fixed Income Portfolio
2016..........................................        323             --        323
2017..........................................      1,803             --      1,803

   The Emerging Markets Sustainability Core 1 Portfolio commenced operations on March 27, 2018, and did not pay any distributions for the years ended October 31, 2016 and October 31, 2017. At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND   LONG-TERM
                                                 SHORT-TERM    CAPITAL
                                               CAPITAL GAINS    GAINS    TOTAL
                                               -------------- --------- -------
U.S. Social Core Equity 2 Portfolio...........    $  (419)      $(405)  $  (824)
U.S. Sustainability Core 1 Portfolio..........       (425)       (353)     (778)
International Sustainability Core 1 Portfolio.       (481)         --      (481)
International Social Core Equity Portfolio....       (573)         --      (573)
Emerging Markets Social Core Equity Portfolio.     (1,244)         --    (1,244)
DFA Social Fixed Income Portfolio                      --          --        --

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                                               TOTAL NET
                                      NET INVESTMENT                                            DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                      -------------- ------------- ------------- -------------- -------------
U.S. Social Core Equity 2 Portfolio..     $  506        $11,680            --       $288,141      $300,327
U.S. Sustainability Core 1 Portfolio.        746         12,017            --        330,372       343,135
International Sustainability Core 1
  Portfolio..........................      3,857             --      $(17,635)       144,872       131,094
International Social Core Equity
  Portfolio..........................      5,182             --        (6,359)       124,985       123,808
Emerging Markets Social Core Equity
  Portfolio..........................      6,519             --       (73,231)       329,397       262,685
DFA Social Fixed Income Portfolio....        164             --          (444)        (1,090)       (1,370)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                       UNLIMITED  TOTAL
                                                       --------- -------
        U.S. Social Core Equity 2 Portfolio...........       --       --
        U.S. Sustainability Core 1 Portfolio..........       --       --
        International Sustainability Core 1 Portfolio.  $17,635  $17,635
        International Social Core Equity Portfolio....    6,359    6,359
        Emerging Markets Social Core Equity Portfolio.   73,231   73,231
        DFA Social Fixed Income Portfolio.............      444      444

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

             Emerging Markets Social Core Equity Portfolio. $6,299

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                           NET
                                                                                        UNREALIZED
                                                  FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                  TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                                  --------- ------------ ------------ --------------
U.S. Social Core Equity 2 Portfolio..............   844,252   337,290      (27,324)      309,966
U.S. Sustainability Core 1 Portfolio............. 1,090,123   396,182      (26,293)      369,889
International Sustainability Core 1 Portfolio....   813,300   186,687      (32,740)      153,947
International Social Core Equity Portfolio.......   922,988   189,478      (44,594)      144,884
Emerging Markets Social Core Equity Portfolio.... 1,192,027   469,137      (97,189)      371,948
DFA Social Fixed Income Portfolio................   193,445        94       (7,389)       (7,295)
Emerging Markets Sustainability Core 1 Portfolio.    68,025     1,838       (2,702)         (864)

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. FUTURES CONTRACTS: The Domestic Equity Portfolios and the International Equity Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Domestic Equity Portfolios and the International Equity Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Domestic Equity Portfolios and the International Equity Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Domestic Equity Portfolios and the International Equity Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Domestic Equity Portfolios and the International Equity Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Domestic Equity Portfolios and the International Equity Portfolios could lose more than the initial margin requirements.

   The Domestic Equity Portfolios and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The DFA Social Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The Emerging Markets Social Core Equity Portfolio may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates. Such Portfolio may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, such portfolio may, from time to time, enter into a forward contract to transfer balances from one currency to another currency. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                         FORWARD
                                                        CURRENCY
                                                        CONTRACTS FUTURES
                                                        --------- -------
      U.S. Social Core Equity 2 Portfolio..............      --    2,168
      International Sustainability Core 1 Portfolio....      --      384
      DFA Social Fixed Income Portfolio................   3,312       --
      Emerging Markets Sustainability Core 1 Portfolio.      --      132

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2018:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward currency          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                              ASSET DERIVATIVES VALUE
                                        -----------------------------------
                                         TOTAL VALUE    FORWARD
                                              AT       CURRENCY    EQUITY
                                        APRIL 30, 2018 CONTRACTS CONTRACTS*
                                        -------------- --------- ----------
     DFA Social Fixed Income Portfolio.      $87          $87        --


                                                      LIABILITY DERIVATIVES VALUE
                                                  ----------------------------------
                                                   TOTAL VALUE    FORWARD
                                                        AT       CURRENCY    EQUITY
                                                  APRIL 30, 2018 CONTRACTS CONTRACTS*
                                                  -------------- --------- ----------
Emerging Markets Sustainability Core 1 Portfolio.      $(1)         --        $(1)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statement of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2018:

                                         LOCATION OF GAIN (LOSS)
             DERIVATIVE TYPE                  ON DERIVATIVES
             ---------------             ------------------------
             Forward currency contracts  Net Realized Gain (Loss)
                                           on: Forward Currency
                                           Contracts Change in
                                           Unrealized
                                           Appreciation
                                           (Depreciation)
                                           of: Forward Currency
                                           Contracts

             Equity contracts            Net Realized Gain (Loss)
                                           on: Futures Change in
                                           Unrealized
                                           Appreciation
                                           (Depreciation) of:
                                           Futures

   The following is a summary of the location of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                      REALIZED GAIN (LOSS) ON
                                                            DERIVATIVES
                                                     -----------------------------
                                                               FORWARD
                                                              CURRENCY    EQUITY
                                                     TOTAL    CONTRACTS  CONTRACTS
                                                     -----    ---------  ---------
 U.S. Social Core Equity 2 Portfolio*............... $(147)       --       $(147)
 International Sustainability Core 1 Portfolio*.....    74        --          74
 International Social Core Equity Portfolio*........  (380)       --        (380)
 Emerging Markets Social Core Equity Portfolio*.....   361        --         361
 DFA Social Fixed Income Portfolio..................    (1)      $(1)         --
 Emerging Markets Sustainability Core 1 Portfolio**.   (25)       (1)        (24)

                                                        CHANGE IN UNREALIZED
                                                     APPRECIATION (DEPRECIATION) ON
                                                            DERIVATIVES
                                                     -----------------------------
                                                               FORWARD
                                                              CURRENCY    EQUITY
                                                     TOTAL    CONTRACTS  CONTRACTS
                                                     -----    ---------  ---------
 DFA Social Fixed Income Portfolio.................. $  60       $60          --
 Emerging Markets Sustainability Core 1 Portfolio**.    (1)       --       $  (1)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Portfolios had limited activity in futures contracts.

**As of April 30, 2018, there were no forward currency contracts outstanding.
  During the six months ended April 30, 2018, the Portfolio had limited activity in forward currency contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2018 (Amounts in thousands):

                             NET                                                   NET
                           AMOUNTS                                               AMOUNTS
                             OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                           ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                          PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
              AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
              RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION      (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------   ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                     ASSETS                                             LIABILITIES
              ---------------------------------------------------- -----------------------------------------------------
DFA SOCIAL
 FIXED
 INCOME
 PORTFOLIO
Citibank,
 N.A.........    $70         $70         --          --      $70       --          --          --          --       --
State Street
 Bank and
 Trust.......     17          17         --          --       17       --          --          --          --       --
                 ---         ---         --          --      ---       --          --          --          --       --
                 $87         $87         --          --      $87       --          --          --          --       --
                 ===         ===         ==          ==      ===       ==          ==          ==          ==       ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                        WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                         AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                      INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                      ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio..     2.09%        $3,992          7        $ 2        $ 9,853
U.S. Sustainability Core 1 Portfolio.     1.91%         1,129          4         --          1,201
International Sustainability Core 1
  Portfolio..........................     2.17%         6,717          7          3          7,440
Emerging Markets Social Core Equity
  Portfolio..........................     2.03%         4,195         28          7         22,374

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act. For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                      PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                      --------- ------ --------------------
U.S. Social Core Equity 2 Portfolio...........   5,959   12,600         338
U.S. Sustainability Core 1 Portfolio..........  14,966    4,193         234
International Sustainability Core 1 Portfolio.   8,151    1,341         115
International Social Core Equity Portfolio....  10,371    4,772          58
Emerging Markets Social Core Equity Portfolio.     959      325          31

J. SECURITIES LENDING:

   As of April 30, 2018, the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                            MARKET
                                                            VALUE
                                                            -------
             U.S. Social Core Equity 2 Portfolio........... $46,254
             U.S. Sustainability Core 1 Portfolio..........  58,563
             International Sustainability Core 1 Portfolio.   9,050
             International Social Core Equity Portfolio....   9,112
             Emerging Markets Social Core Equity Portfolio.  43,375

   The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                          REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                        AS OF APRIL 30, 2018
                                      --------------------------------------------------------
                                      OVERNIGHT AND            BETWEEN
                                       CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                      ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
Common Stocks, Rights/Warrants.......  $64,421,892     --         --         --    $64,421,892
U.S. SUSTAINABILITY CORE 1 PORTFOLIO
Common Stocks, Rights/Warrants.......   67,534,564     --         --         --     67,534,564

                                         REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                       AS OF APRIL 30, 2018
                                     --------------------------------------------------------
                                     OVERNIGHT AND            BETWEEN
                                      CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                     ------------- -------- ------------ -------- -----------
INTERNATIONAL SUSTAINABILITY CORE 1
  PORTFOLIO
Common Stocks.......................  $81,056,039     --         --         --    $81,056,039
INTERNATIONAL SOCIAL CORE EQUITY
  PORTFOLIO
Common Stocks.......................   85,379,590     --         --         --     85,379,590
EMERGING MARKETS SOCIAL CORE EQUITY
  PORTFOLIO
Common Stocks.......................   65,707,246     --         --         --     65,707,246
DFA SOCIAL FIXED INCOME PORTFOLIO
Bonds...............................    7,925,221     --         --         --      7,925,221

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
 U.S. Social Core Equity 2 Portfolio..............      5             78%
 U.S. Sustainability Core 1 Portfolio.............      4             81%
 International Sustainability Core 1 Portfolio....      4             77%
 International Social Core Equity Portfolio.......      4             50%
 Emerging Markets Social Core Equity Portfolio....      2             34%
 DFA Social Fixed Income Portfolio................      4             96%
 Emerging Markets Sustainability Core 1 Portfolio.      2             99%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filled actions against all shareholders of The Tribune Company who tendered shared when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, or results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                --------------------------------------------
                                                 NET INCOME
                                                   FOR THE
                                                 CURRENT OR       ACCUMULATED
                                                  PRECEDING      UNDISTRIBUTED
                                                FISCAL YEAR,      NET PROFITS     PAID-IN
                                                     AND         FROM THE SALE   SURPLUS OR
                                                 ACCUMULATED     OF SECURITIES     OTHER
                                                UNDISTRIBUTED      OR OTHER       CAPITAL
PORTFOLIO NAME                                   NET INCOME       PROPERTIES       SOURCE
--------------                                  -------------    -------------   ----------
 U.S. Social Core Equity 2 Portfolio
   December 15, 2017...........................      58%               0%            42%
 U.S. Sustainability Core 1 Portfolio
   December 15, 2017...........................      65%               0%            35%
 International Sustainability Core 1 Portfolio
   December 15, 2017...........................      48%               0%            52%
 International Social Core Equity Portfolio
   December 15, 2017...........................      44%               0%            56%
 Emerging Markets Social Core Equity Portfolio
   December 15, 2017...........................      11%               0%            89%
 DFA Social Fixed Income Portfolio
   December 14, 2017...........................      68%               0%            32%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and DFA Social Fixed Income Portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

Also at the Meeting, the Board of DFA Investment Dimensions Group Inc. considered the approval of the Investment Management Agreement for the Emerging Markets Sustainability Core 1 Portfolio (the "New Fund") and the New Fund's sub-advisory agreements. Dimensional Fund

Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The Investment Management Agreement and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

At the Meeting, the Board considered a number of factors when considering the approval of each Management Agreement for the New Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to the New Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by the New Fund; (iv) the profitability to be realized by the Advisor from the relationship with the New Fund; and (v) whether economies of scale would be realized by the Advisor with respect to the New Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services to be provided by the Advisor to the New Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals that will be providing management services to the New Fund; and
(c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor, including administrative services. After analyzing the caliber of services to be provided by the Advisor to the New Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to the New Fund were consistent the New Fund's anticipated operational requirements.

The Board also noted that, as the New Fund had not yet commenced investment operations, there was no investment performance for either the New Fund or the Advisor in managing the New Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the New Fund because the New Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

The Board also considered the proposed fees and projected expenses for the New Fund, and compared the fees to be charged to the New Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the New Fund's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed management fee and anticipated total expenses of the New Fund appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed management fee for the New Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the New Fund's peer group. The Board also noted that the Advisor had agreed to a contractual fee waiver arrangement to limit the expenses of the New Fund. The Board also concluded that the shareholders of the New Fund were likely to receive reasonable value in return for paying the fees and expenses of the New Fund. The Board also concluded that, given the New Fund's proposed management fee and the New Fund's likely ranking among peer mutual funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to the New Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the New Fund was in the best interests of the New Fund and its shareholders.

                                                               DFA043018-014S
 [LOGO]                                                              00211506

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------

 TAX-MANAGED U.S. MARKETWIDE VALUE      T.A. U.S. CORE EQUITY 2 PORTFOLIO
 PORTFOLIO                              TAX-MANAGED DFA INTERNATIONAL VALUE
 TAX-MANAGED U.S. EQUITY PORTFOLIO      PORTFOLIO
 TAX-MANAGED U.S. TARGETED VALUE        T.A. WORLD EX U.S. CORE EQUITY
 PORTFOLIO                              PORTFOLIO
 TAX-MANAGED U.S. SMALL CAP PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

 THE TAX-MANAGED U.S. MARKETWIDE VALUE
 SERIES

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES......................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.............................................   2
   Disclosure of Fund Expenses..................................................   2
   Disclosure of Portfolio Holdings.............................................   4
   Schedule of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio..............................   6
       Tax-Managed U.S. Equity Portfolio........................................   7
       Tax-Managed U.S. Targeted Value Portfolio................................  10
       Tax-Managed U.S. Small Cap Portfolio.....................................  13
       T.A. U.S. Core Equity 2 Portfolio........................................  16
       Tax-Managed DFA International Value Portfolio............................  19
       T.A. World ex U.S. Core Equity Portfolio.................................  23
   Statements of Assets and Liabilities.........................................  29
   Statements of Operations.....................................................  31
   Statements of Changes in Net Assets..........................................  33
   Financial Highlights.........................................................  35
   Notes to Financial Statements................................................  39
   Section 19(a) Notice.........................................................  55
THE DFA INVESTMENT TRUST COMPANY - THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Disclosure of Fund Expenses..................................................  56
   Disclosure of Portfolio Holdings.............................................  57
   Summary Schedule of Portfolio Holdings.......................................  58
   Statement of Assets and Liabilities..........................................  61
   Statement of Operations......................................................  62
   Statements of Changes in Net Assets..........................................  63
   Financial Highlights.........................................................  64
   Notes to Financial Statements................................................  65
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.....................................  72
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS..............................  73

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund.
(C)     Non-Annualized
(D)     Annualized
N/A     Does not apply to this fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       SIX MONTHS ENDED APRIL 30, 2018
EXPENSE TABLES
                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/17  04/30/18    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,036.00    0.37%    $1.87
Hypothetical 5% Annual Return................. $1,000.00 $1,022.96    0.37%    $1.86

TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,039.80    0.21%    $1.06
Hypothetical 5% Annual Return................. $1,000.00 $1,023.75    0.21%    $1.05

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/17  04/30/18    RATIO*   PERIOD*
                                               --------- --------- ---------- --------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,017.70    0.44%    $2.20
Hypothetical 5% Annual Return................. $1,000.00 $1,022.61    0.44%    $2.21

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,017.60    0.52%    $2.60
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%    $2.61

T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,037.00    0.23%    $1.16
Hypothetical 5% Annual Return................. $1,000.00 $1,023.65    0.23%    $1.15

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,047.90    0.52%    $2.64
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%    $2.61

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,039.60    0.35%    $1.77
Hypothetical 5% Annual Return................. $1,000.00 $1,023.06    0.35%    $1.76

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                AFFILIATED INVESTMENT COMPANY
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   6.6%
              Energy.......................................   6.2%
              Financials...................................  15.6%
              Health Care..................................  13.8%
              Industrials..................................  11.0%
              Information Technology.......................  24.9%
              Materials....................................   3.4%
              Real Estate..................................   0.1%
              Telecommunication Services...................   1.8%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   3.2%
              Energy.......................................   9.9%
              Financials...................................  26.8%
              Health Care..................................   5.2%
              Industrials..................................  20.9%
              Information Technology.......................  11.4%
              Materials....................................   6.9%
              Real Estate..................................   0.2%
              Telecommunication Services...................   0.5%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   3.9%
              Energy.......................................   5.8%
              Financials...................................  21.8%
              Health Care..................................   9.1%
              Industrials..................................  19.6%
              Information Technology.......................  13.9%
              Materials....................................   5.6%
              Real Estate..................................   0.5%
              Telecommunication Services...................   1.0%
              Utilities....................................   3.4%
                                                            -----
                                                            100.0%

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.5%
              Energy.......................................   6.2%
              Financials...................................  19.4%
              Health Care..................................  11.3%
              Industrials..................................  14.5%
              Information Technology.......................  19.4%
              Materials....................................   4.6%
              Real Estate..................................   0.4%
              Telecommunication Services...................   2.0%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
              Consumer Discretionary.......................  16.5%
              Consumer Staples.............................   2.3%
              Energy.......................................  15.9%
              Financials...................................  29.9%
              Health Care..................................   3.0%
              Industrials..................................   8.0%
              Information Technology.......................   2.5%
              Materials....................................  13.6%
              Real Estate..................................   2.5%
              Telecommunication Services...................   3.8%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   7.3%
              Energy.......................................   6.6%
              Financials...................................  17.2%
              Health Care..................................   5.0%
              Industrials..................................  16.2%
              Information Technology.......................   9.5%
              Materials....................................  13.2%
              Real Estate..................................   3.4%
              Telecommunication Services...................   3.2%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of  The DFA Investment Trust Company...................... $4,967,321,558
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $4,967,321,558
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.6%)
 Consumer Discretionary -- (12.9%)
 *   Amazon.com, Inc...................    55,355 $ 86,693,126            2.5%
 *   Booking Holdings, Inc.............     6,433   14,011,074            0.4%
     Comcast Corp. Class A.............   619,072   19,432,670            0.6%
     Home Depot, Inc. (The)............   157,438   29,094,542            0.9%
     McDonald's Corp...................   106,816   17,885,271            0.5%
 *   Netflix, Inc......................    57,020   17,816,469            0.5%
     Walt Disney Co. (The).............   203,856   20,452,872            0.6%
     Other Securities..................            266,778,602            7.6%
                                                  ------------          ------
 Total Consumer Discretionary..........            472,164,626           13.6%
                                                  ------------          ------
 Consumer Staples -- (6.3%)
     Altria Group, Inc.................   252,995   14,195,549            0.4%
     Coca-Cola Co. (The)...............   542,530   23,442,721            0.7%
     PepsiCo, Inc......................   189,518   19,129,947            0.6%
     Philip Morris International, Inc..   206,803   16,957,846            0.5%
     Procter & Gamble Co. (The)........   337,156   24,389,865            0.7%
     Walmart, Inc......................   198,027   17,517,468            0.5%
     Other Securities..................            113,492,739            3.2%
                                                  ------------          ------
 Total Consumer Staples................            229,126,135            6.6%
                                                  ------------          ------
 Energy -- (5.8%)
     Chevron Corp......................   258,011   32,279,756            0.9%
     Exxon Mobil Corp..................   570,323   44,342,613            1.3%
     Other Securities..................            136,564,181            3.9%
                                                  ------------          ------
 Total Energy..........................            213,186,550            6.1%
                                                  ------------          ------
 Financials -- (14.7%)
     Bank of America Corp.............. 1,395,864   41,764,251            1.2%
 *   Berkshire Hathaway, Inc. Class B..   257,358   49,857,965            1.5%
     Citigroup, Inc....................   366,966   25,052,769            0.7%
     JPMorgan Chase & Co...............   466,465   50,742,063            1.5%
     Wells Fargo & Co..................   625,599   32,506,124            1.0%
     Other Securities..................            338,700,362            9.6%
                                                  ------------          ------
 Total Financials......................            538,623,534           15.5%
                                                  ------------          ------
 Health Care -- (13.0%)
     Abbott Laboratories...............   232,111   13,492,612            0.4%
     AbbVie, Inc.......................   212,137   20,481,827            0.6%
     Amgen, Inc........................    95,896   16,731,934            0.5%
     Johnson & Johnson.................   360,665   45,620,516            1.3%
     Medtronic P.L.C...................   180,778   14,485,741            0.4%
     Merck & Co., Inc..................   357,324   21,035,664            0.6%
     Pfizer, Inc.......................   795,948   29,139,656            0.9%
     UnitedHealth Group, Inc...........   129,493   30,612,145            0.9%
     Other Securities..................            285,394,956            8.2%
                                                  ------------          ------
 Total Health Care.....................            476,995,051           13.8%
                                                  ------------          ------
 Industrials -- (10.4%)
     3M Co.............................    78,879   15,333,289            0.5%
     Boeing Co. (The)..................    75,795   25,282,180            0.7%
     General Electric Co............... 1,136,991   15,997,463            0.5%
     Honeywell International, Inc......    94,545   13,678,771            0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................    105,247 $   14,064,157            0.4%
      Other Securities..............................................               294,593,682            8.4%
                                                                                --------------          ------
Total Industrials...................................................               378,949,542           10.9%
                                                                                --------------          ------
Information Technology -- (23.6%)
*     Adobe Systems, Inc............................................     65,470     14,508,152            0.4%
*     Alphabet, Inc. Class A........................................     39,991     40,734,033            1.2%
*     Alphabet, Inc. Class C........................................     42,296     43,028,990            1.3%
      Apple, Inc....................................................    682,880    112,852,749            3.3%
      Cisco Systems, Inc............................................    659,405     29,205,047            0.9%
*     Facebook, Inc. Class A........................................    322,454     55,462,088            1.6%
      Intel Corp....................................................    627,598     32,396,609            0.9%
      International Business Machines Corp..........................    116,779     16,928,284            0.5%
      Mastercard, Inc. Class A......................................    124,858     22,258,436            0.7%
      Microsoft Corp................................................    985,953     92,206,325            2.7%
      NVIDIA Corp...................................................     80,623     18,132,113            0.5%
      Oracle Corp...................................................    411,580     18,796,859            0.6%
      Texas Instruments, Inc........................................    131,060     13,293,416            0.4%
#     Visa, Inc. Class A............................................    241,287     30,614,495            0.9%
      Other Securities..............................................               322,050,935            9.0%
                                                                                --------------          ------
Total Information Technology........................................               862,468,531           24.9%
                                                                                --------------          ------
Materials -- (3.2%)
      DowDuPont, Inc................................................    309,430     19,568,353            0.6%
      Other Securities..............................................                96,613,640            2.8%
                                                                                --------------          ------
Total Materials.....................................................               116,181,993            3.4%
                                                                                --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                 5,217,774            0.2%
                                                                                --------------          ------
Telecommunication Services -- (1.7%)
      AT&T, Inc.....................................................    828,168     27,081,094            0.8%
      Verizon Communications, Inc...................................    552,515     27,266,615            0.8%
      Other Securities..............................................                 8,047,660            0.2%
                                                                                --------------          ------
Total Telecommunication Services....................................                62,395,369            1.8%
                                                                                --------------          ------
Utilities -- (2.8%)
      Other Securities..............................................               103,769,945            3.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS                                                              3,459,079,050           99.8%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    53,290            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES                                                      3,459,132,340
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%.......................................................  7,087,165      7,087,165            0.2%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund................................ 16,587,905    191,922,061            5.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,993,485,285)...........................................              $3,658,141,566          105.5%
                                                                                ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  472,164,626           --   --    $  472,164,626
  Consumer Staples............    229,126,135           --   --       229,126,135
  Energy......................    213,186,550           --   --       213,186,550
  Financials..................    538,621,647 $      1,887   --       538,623,534
  Health Care.................    476,995,051           --   --       476,995,051
  Industrials.................    378,949,542           --   --       378,949,542
  Information Technology......    862,468,531           --   --       862,468,531
  Materials...................    116,181,993           --   --       116,181,993
  Real Estate.................      5,217,774           --   --         5,217,774
  Telecommunication Services..     62,395,369           --   --        62,395,369
  Utilities...................    103,769,945           --   --       103,769,945
Rights/Warrants...............             --       53,290   --            53,290
Temporary Cash Investments....      7,087,165           --   --         7,087,165
Securities Lending Collateral.             --  191,922,061   --       191,922,061
                               -------------- ------------   --    --------------
TOTAL......................... $3,466,164,328 $191,977,238   --    $3,658,141,566
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                             PERCENTAGE
                                           SHARES           VALUE+         OF NET ASSETS**
                                           ------           ------         ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (13.4%)
    Kohl's Corp.........................     482,977    $    30,002,531               0.6%
#   Macy's, Inc.........................     679,841         21,122,660               0.4%
    PulteGroup, Inc.....................   1,006,767         30,565,446               0.6%
#   Toll Brothers, Inc..................     833,225         35,128,766               0.7%
*   Urban Outfitters, Inc...............     477,160         19,215,233               0.4%
    Other Securities....................                    576,105,758              12.1%
                                                        ---------------           --------
Total Consumer Discretionary............                    712,140,394              14.8%
                                                        ---------------           --------
Consumer Staples -- (2.9%)
#*  Post Holdings, Inc..................     241,453         19,212,415               0.4%
    Other Securities....................                    133,806,714               2.8%
                                                        ---------------           --------
Total Consumer Staples..................                    153,019,129               3.2%
                                                        ---------------           --------
Energy -- (8.9%)
#   Helmerich & Payne, Inc..............     367,217         25,539,942               0.5%
    HollyFrontier Corp..................     551,296         33,458,154               0.7%
#   Murphy Oil Corp.....................     588,788         17,728,407               0.4%
*   RSP Permian, Inc....................     558,204         27,692,500               0.6%
#*  Whiting Petroleum Corp..............     404,404         16,507,771               0.3%
    Other Securities....................                    352,953,853               7.4%
                                                        ---------------           --------
Total Energy............................                    473,880,627               9.9%
                                                        ---------------           --------
Financials -- (24.2%)
    American Financial Group, Inc.......     257,200         29,120,184               0.6%
    Assurant, Inc.......................     319,133         29,621,925               0.6%
    Assured Guaranty, Ltd...............     448,331         16,269,932               0.3%
    Axis Capital Holdings, Ltd..........     302,382         17,749,823               0.4%
    CNO Financial Group, Inc............   1,201,584         25,761,961               0.5%
    Hanover Insurance Group, Inc. (The).     140,426         16,127,926               0.3%
    Old Republic International Corp.....     876,356         17,877,662               0.4%
#   People's United Financial, Inc......   1,285,328         23,508,649               0.5%
    Reinsurance Group of America, Inc...     170,010         25,399,494               0.5%
    RenaissanceRe Holdings, Ltd.........     150,298         20,446,540               0.4%
#   Sterling Bancorp....................     674,193         16,012,084               0.3%
    Synovus Financial Corp..............     292,437         15,285,682               0.3%
    Umpqua Holdings Corp................     800,263         18,854,196               0.4%
    Validus Holdings, Ltd...............     295,391         20,018,648               0.4%
    Wintrust Financial Corp.............     182,739         16,346,004               0.4%
    WR Berkley Corp.....................     223,655         16,675,717               0.4%
#   Zions Bancorporation................     556,927         30,491,753               0.6%
    Other Securities....................                    931,479,145              19.5%
                                                        ---------------           --------
Total Financials........................                  1,287,047,325              26.8%
                                                        ---------------           --------
Health Care -- (4.7%)
    Other Securities....................                    251,361,686               5.2%
                                                        ---------------           --------
Industrials -- (18.8%)
#*  AECOM...............................     589,177         20,291,256               0.4%
    AGCO Corp...........................     273,209         17,124,740               0.4%
    AMERCO..............................      64,113         21,639,420               0.5%
    Jacobs Engineering Group, Inc.......     471,823         27,408,198               0.6%
*   JetBlue Airways Corp................   1,410,800         27,073,252               0.6%
*   Kirby Corp..........................     189,466         16,161,450               0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
*     KLX, Inc......................................................    194,735 $   15,234,119            0.3%
      Owens Corning.................................................    335,482     21,970,716            0.5%
*     Quanta Services, Inc..........................................    516,102     16,773,315            0.4%
      Ryder System, Inc.............................................    233,530     15,746,928            0.3%
      Trinity Industries, Inc.......................................    637,050     20,302,784            0.4%
#*    XPO Logistics, Inc............................................    169,853     16,502,918            0.3%
      Other Securities..............................................               763,395,554           15.8%
                                                                                --------------          ------
Total Industrials...................................................               999,624,650           20.8%
                                                                                --------------          ------
Information Technology -- (10.2%)
*     Arrow Electronics, Inc........................................    406,704     30,397,057            0.6%
      Avnet, Inc....................................................    408,136     16,011,175            0.3%
*     CACI International, Inc. Class A..............................    127,408     19,244,978            0.4%
#*    Cree, Inc.....................................................    431,600     16,107,312            0.3%
      Jabil, Inc....................................................    608,732     16,192,271            0.3%
      MKS Instruments, Inc..........................................    172,747     17,689,293            0.4%
      SYNNEX Corp...................................................    181,005     18,131,271            0.4%
      Other Securities..............................................               411,287,096            8.6%
                                                                                --------------          ------
Total Information Technology........................................               545,060,453           11.3%
                                                                                --------------          ------
Materials -- (6.2%)
*     Alcoa Corp....................................................    437,568     22,403,482            0.5%
      Reliance Steel & Aluminum Co..................................    236,532     20,795,893            0.4%
      Steel Dynamics, Inc...........................................    352,849     15,811,164            0.3%
      Other Securities..............................................               270,284,109            5.7%
                                                                                --------------          ------
Total Materials.....................................................               329,294,648            6.9%
                                                                                --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                 8,864,928            0.2%
                                                                                --------------          ------
Telecommunication Services -- (0.5%)
      Other Securities..............................................                25,935,356            0.5%
                                                                                --------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                 6,523,800            0.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS                                                              4,792,752,996           99.7%
                                                                                --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   568,489            0.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    10,936            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES                                                      4,793,332,421
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 13,507,046     13,507,046            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund................................ 44,145,174    510,759,667           10.6%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,321,807,715)...........................................              $5,317,599,134          110.6%
                                                                                ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  712,140,394           --   --    $  712,140,394
  Consumer Staples............    153,019,129           --   --       153,019,129
  Energy......................    473,880,627           --   --       473,880,627
  Financials..................  1,286,968,708 $     78,617   --     1,287,047,325
  Health Care.................    251,361,686           --   --       251,361,686
  Industrials.................    999,624,650           --   --       999,624,650
  Information Technology......    545,049,355       11,098   --       545,060,453
  Materials...................    329,294,648           --   --       329,294,648
  Real Estate.................      8,864,928           --   --         8,864,928
  Telecommunication Services..     25,935,356           --   --        25,935,356
  Utilities...................      6,523,800           --   --         6,523,800
Preferred Stocks
  Consumer Discretionary......        568,489           --   --           568,489
Rights/Warrants...............             --       10,936   --            10,936
Temporary Cash Investments....     13,507,046           --   --        13,507,046
Securities Lending Collateral.             --  510,759,667   --       510,759,667
                               -------------- ------------   --    --------------
TOTAL......................... $4,806,738,816 $510,860,318   --    $5,317,599,134
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                    PERCENTAGE
                                             SHARES     VALUE+    OF NET ASSETS**
                                             ------     ------    ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.2%)
#*  Grand Canyon Education, Inc.............  76,856 $  7,992,255            0.3%
#   Texas Roadhouse, Inc.................... 116,041    7,435,907            0.3%
    Wendy's Co. (The)....................... 362,549    6,069,070            0.2%
    Other Securities........................          443,621,737           14.6%
                                                     ------------          ------
Total Consumer Discretionary................          465,118,969           15.4%
                                                     ------------          ------
Consumer Staples -- (3.4%)
#   National Beverage Corp..................  81,150    7,170,414            0.2%
    Other Securities........................          110,877,888            3.7%
                                                     ------------          ------
Total Consumer Staples......................          118,048,302            3.9%
                                                     ------------          ------
Energy -- (5.0%)
#   Delek US Holdings, Inc.................. 156,490    7,412,931            0.3%
#   PBF Energy, Inc. Class A................ 222,394    8,524,362            0.3%
#*  SRC Energy, Inc......................... 566,985    6,259,514            0.2%
#*  Transocean, Ltd......................... 620,203    7,671,911            0.3%
#*  Whiting Petroleum Corp.................. 152,777    6,236,357            0.2%
    Other Securities........................          138,386,947            4.5%
                                                     ------------          ------
Total Energy................................          174,492,022            5.8%
                                                     ------------          ------
Financials -- (18.7%)
    Associated Banc-Corp.................... 284,802    7,533,013            0.3%
#   BancorpSouth Bank....................... 203,866    6,737,771            0.2%
    Cathay General Bancorp.................. 226,084    9,045,621            0.3%
    CNO Financial Group, Inc................ 336,171    7,207,506            0.2%
    Columbia Banking System, Inc............ 170,269    6,846,516            0.2%
    FirstCash, Inc..........................  83,455    7,235,548            0.2%
    Fulton Financial Corp................... 393,955    6,657,839            0.2%
#   Home BancShares, Inc.................... 310,213    7,209,350            0.2%
#   Interactive Brokers Group, Inc. Class A. 114,563    8,500,575            0.3%
    MB Financial, Inc....................... 139,871    5,961,302            0.2%
    Primerica, Inc..........................  81,641    7,898,767            0.3%
#   Sterling Bancorp........................ 462,647   10,987,866            0.4%
    TCF Financial Corp...................... 357,388    8,873,944            0.3%
#   UMB Financial Corp......................  83,398    6,386,619            0.2%
#   Valley National Bancorp................. 616,017    7,731,013            0.3%
    Washington Federal, Inc................. 213,015    6,763,226            0.2%
    Other Securities........................          534,008,056           17.7%
                                                     ------------          ------
Total Financials............................          655,584,532           21.7%
                                                     ------------          ------
Health Care -- (7.8%)
    Cantel Medical Corp.....................  83,217    9,326,129            0.3%
#   Chemed Corp.............................  24,202    7,459,540            0.3%
*   ICU Medical, Inc........................  24,253    6,104,480            0.2%
#*  Integra LifeSciences Holdings Corp...... 104,090    6,415,067            0.2%
#*  Molina Healthcare, Inc..................  83,231    6,928,981            0.2%
    Other Securities........................          236,688,507            7.9%
                                                     ------------          ------
Total Health Care...........................          272,922,704            9.1%
                                                     ------------          ------
Industrials -- (16.8%)
*   ASGN, Inc............................... 101,799    8,208,053            0.3%
#*  Avis Budget Group, Inc.................. 141,110    6,972,245            0.2%
    Curtiss-Wright Corp.....................  52,878    6,770,499            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
#*    Dycom Industries, Inc.........................................     72,056 $    7,483,736            0.3%
      EMCOR Group, Inc..............................................     88,383      6,504,105            0.2%
#     John Bean Technologies Corp...................................     62,171      6,698,925            0.2%
*     Kirby Corp....................................................     93,431      7,969,664            0.3%
*     KLX, Inc......................................................    106,596      8,339,005            0.3%
#     Knight-Swift Transportation Holdings, Inc.....................    172,861      6,743,308            0.2%
      Other Securities..............................................               524,971,403           17.4%
                                                                                --------------          ------
Total Industrials...................................................               590,660,943           19.6%
                                                                                --------------          ------
Information Technology -- (11.9%)
*     CACI International, Inc. Class A..............................     47,362      7,154,030            0.2%
#*    Conduent, Inc.................................................    348,720      6,786,091            0.2%
#*    Cree, Inc.....................................................    164,924      6,154,964            0.2%
      Entegris, Inc.................................................    204,204      6,575,369            0.2%
*     Fair Isaac Corp...............................................     47,990      8,310,908            0.3%
#     Littelfuse, Inc...............................................     36,894      6,896,226            0.2%
      MKS Instruments, Inc..........................................     93,116      9,535,078            0.3%
      Monolithic Power Systems, Inc.................................     65,929      7,720,286            0.3%
      Other Securities..............................................               360,003,412           12.0%
                                                                                --------------          ------
Total Information Technology........................................               419,136,364           13.9%
                                                                                --------------          ------
Materials -- (4.9%)
#     United States Steel Corp......................................    315,227     10,664,129            0.4%
      Other Securities..............................................               159,646,748            5.2%
                                                                                --------------          ------
Total Materials.....................................................               170,310,877            5.6%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                14,884,937            0.5%
                                                                                --------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                29,213,164            1.0%
                                                                                --------------          ------
Utilities -- (2.9%)
#     New Jersey Resources Corp.....................................    145,601      6,020,601            0.2%
      WGL Holdings, Inc.............................................     82,214      6,996,411            0.2%
      Other Securities..............................................                89,636,736            3.0%
                                                                                --------------          ------
Total Utilities.....................................................               102,653,748            3.4%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             3,013,026,562           99.9%
                                                                                --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   423,648            0.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     6,471            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             3,013,456,681
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%.......................................................  3,904,934      3,904,934            0.1%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (14.1%)
(S)@  DFA Short Term Investment Fund................................ 42,934,991    496,757,848           16.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,164,602,814)...........................................              $3,514,119,463          116.5%
                                                                                ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  465,118,969           --   --    $  465,118,969
  Consumer Staples............    118,048,302           --   --       118,048,302
  Energy......................    174,492,022           --   --       174,492,022
  Financials..................    655,528,955 $     55,577   --       655,584,532
  Health Care.................    272,922,704           --   --       272,922,704
  Industrials.................    590,660,943           --   --       590,660,943
  Information Technology......    419,121,079       15,285   --       419,136,364
  Materials...................    170,310,877           --   --       170,310,877
  Real Estate.................     14,884,937           --   --        14,884,937
  Telecommunication Services..     29,213,164           --   --        29,213,164
  Utilities...................    102,653,748           --   --       102,653,748
Preferred Stocks
  Consumer Discretionary......        423,648           --   --           423,648
Rights/Warrants...............             --        6,471   --             6,471
Temporary Cash Investments....      3,904,934           --   --         3,904,934
Securities Lending Collateral.             --  496,757,848   --       496,757,848
                               -------------- ------------   --    --------------
TOTAL......................... $3,017,284,282 $496,835,181   --    $3,514,119,463
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                           ------       ------     ---------------
COMMON STOCKS -- (92.7%)
Consumer Discretionary -- (13.8%)
*   Amazon.com, Inc......................    72,394 $  113,378,415            1.3%
*   Charter Communications, Inc. Class A.    80,042     21,714,594            0.3%
    Comcast Corp. Class A................ 2,173,428     68,223,905            0.8%
    General Motors Co....................   614,834     22,589,001            0.3%
    Home Depot, Inc. (The)...............   192,413     35,557,922            0.4%
    Time Warner, Inc.....................   259,315     24,583,062            0.3%
    Walt Disney Co. (The)................   365,590     36,679,645            0.4%
    Other Securities.....................            1,000,226,700           11.1%
                                                    --------------          ------
Total Consumer Discretionary.............            1,322,953,244           14.9%
                                                    --------------          ------
Consumer Staples -- (5.1%)
    Coca-Cola Co. (The)..................   673,843     29,116,756            0.3%
    Procter & Gamble Co. (The)...........   458,732     33,184,673            0.4%
    Walmart, Inc.........................   685,993     60,682,941            0.7%
    Other Securities.....................              361,945,172            4.1%
                                                    --------------          ------
Total Consumer Staples...................              484,929,542            5.5%
                                                    --------------          ------
Energy -- (5.7%)
    Andeavor.............................   154,065     21,310,271            0.3%
    Chevron Corp.........................   448,370     56,095,571            0.6%
    Exxon Mobil Corp..................... 1,076,694     83,712,959            1.0%
    Other Securities.....................              387,554,818            4.3%
                                                    --------------          ------
Total Energy.............................              548,673,619            6.2%
                                                    --------------          ------
Financials -- (18.0%)
    American Express Co..................   272,571     26,916,386            0.3%
    Bank of America Corp................. 2,439,613     72,993,221            0.8%
*   Berkshire Hathaway, Inc. Class B.....   339,681     65,806,400            0.8%
    Citigroup, Inc.......................   630,926     43,073,318            0.5%
    Goldman Sachs Group, Inc. (The)......    94,694     22,568,421            0.3%
    JPMorgan Chase & Co.................. 1,060,963    115,411,555            1.3%
    U.S. Bancorp.........................   445,407     22,470,783            0.3%
    Wells Fargo & Co..................... 1,393,576     72,410,209            0.8%
    Other Securities.....................            1,276,130,322           14.2%
                                                    --------------          ------
Total Financials.........................            1,717,780,615           19.3%
                                                    --------------          ------
Health Care -- (10.5%)
    Abbott Laboratories..................   386,097     22,443,819            0.3%
    AbbVie, Inc..........................   250,876     24,222,078            0.3%
    CVS Health Corp......................   339,252     23,689,967            0.3%
    Gilead Sciences, Inc.................   347,506     25,100,358            0.3%
    Johnson & Johnson....................   524,505     66,344,637            0.8%
    Merck & Co., Inc.....................   600,469     35,349,610            0.4%
    Pfizer, Inc.......................... 2,030,930     74,352,347            0.9%
    UnitedHealth Group, Inc..............   234,939     55,539,580            0.6%
    Other Securities.....................              673,063,111            7.3%
                                                    --------------          ------
Total Health Care........................            1,000,105,507           11.2%
                                                    --------------          ------
Industrials -- (13.4%)
    Boeing Co. (The).....................    94,365     31,476,389            0.4%
    FedEx Corp...........................    96,271     23,798,191            0.3%
    Union Pacific Corp...................   237,535     31,741,802            0.4%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      United Technologies Corp......................................    294,265 $   35,355,940            0.4%
      Other Securities..............................................             1,163,299,100           13.0%
                                                                                --------------          ------
Total Industrials...................................................             1,285,671,422           14.5%
                                                                                --------------          ------
Information Technology -- (18.0%)
*     Alphabet, Inc. Class A........................................     34,523     35,164,437            0.4%
*     Alphabet, Inc. Class C........................................     36,168     36,794,791            0.4%
      Apple, Inc....................................................  1,125,427    185,988,066            2.1%
      Cisco Systems, Inc............................................  1,672,490     74,074,582            0.8%
*     Facebook, Inc. Class A........................................    256,560     44,128,320            0.5%
      Intel Corp....................................................  1,852,635     95,633,019            1.1%
      International Business Machines Corp..........................    193,185     28,004,098            0.3%
      Mastercard, Inc. Class A......................................    145,355     25,912,436            0.3%
*     Micron Technology, Inc........................................    649,261     29,853,021            0.3%
      Microsoft Corp................................................  1,336,511    124,990,509            1.4%
      NVIDIA Corp...................................................    162,000     36,433,800            0.4%
      Oracle Corp...................................................    481,175     21,975,262            0.3%
      QUALCOMM, Inc.................................................    467,869     23,865,998            0.3%
#     Visa, Inc. Class A............................................    326,662     41,446,875            0.5%
      Other Securities..............................................               918,016,813           10.3%
                                                                                --------------          ------
Total Information Technology........................................             1,722,282,027           19.4%
                                                                                --------------          ------
Materials -- (4.2%)
      DowDuPont, Inc................................................    378,737     23,951,328            0.3%
      Other Securities..............................................               380,062,878            4.2%
                                                                                --------------          ------
Total Materials.....................................................               404,014,206            4.5%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                36,387,704            0.4%
                                                                                --------------          ------
Telecommunication Services -- (1.9%)
      AT&T, Inc.....................................................  2,786,172     91,107,824            1.0%
      Verizon Communications, Inc...................................    999,847     49,342,449            0.6%
      Other Securities..............................................                38,760,162            0.4%
                                                                                --------------          ------
Total Telecommunication Services....................................               179,210,435            2.0%
                                                                                --------------          ------
Utilities -- (1.7%)
      Other Securities..............................................               160,059,351            1.8%
                                                                                --------------          ------
TOTAL COMMON STOCKS                                                              8,862,067,672           99.7%
                                                                                --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   223,870            0.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    55,145            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES                                                      8,862,346,687
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 26,508,154     26,508,154            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund................................ 57,920,500    670,140,183            7.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,781,091,497)...........................................              $9,558,995,024          107.5%
                                                                                ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,322,953,244           --   --    $1,322,953,244
  Consumer Staples............    484,929,542           --   --       484,929,542
  Energy......................    548,673,619           --   --       548,673,619
  Financials..................  1,717,759,562 $     21,053   --     1,717,780,615
  Health Care.................  1,000,105,507           --   --     1,000,105,507
  Industrials.................  1,285,671,422           --   --     1,285,671,422
  Information Technology......  1,722,282,027           --   --     1,722,282,027
  Materials...................    404,014,206           --   --       404,014,206
  Real Estate.................     36,387,704           --   --        36,387,704
  Telecommunication Services..    179,210,435           --   --       179,210,435
  Utilities...................    160,059,351           --   --       160,059,351
Preferred Stocks
  Consumer Discretionary......        223,870           --   --           223,870
Rights/Warrants...............             --       55,145   --            55,145
Temporary Cash Investments....     26,508,154           --   --        26,508,154
Securities Lending Collateral.             --  670,140,183   --       670,140,183
                               -------------- ------------   --    --------------
TOTAL......................... $8,888,778,643 $670,216,381   --    $9,558,995,024
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (97.9%)
AUSTRALIA -- (5.2%)
    Australia & New Zealand Banking Group, Ltd.. 2,542,612 $ 51,112,057            1.2%
    BHP Billiton, Ltd........................... 1,122,988   26,198,465            0.6%
    Woodside Petroleum, Ltd..................... 1,002,060   24,283,410            0.6%
    Other Securities............................            112,218,003            2.7%
                                                           ------------           -----
TOTAL AUSTRALIA.................................            213,811,935            5.1%
                                                           ------------           -----

AUSTRIA -- (0.1%)
    Other Securities............................              5,986,353            0.1%
                                                           ------------           -----
BELGIUM -- (1.2%)
    Other Securities............................             49,968,333            1.2%
                                                           ------------           -----

CANADA -- (8.1%)
    Bank of Montreal............................   521,905   39,628,247            1.0%
    Canadian Natural Resources, Ltd.............   691,089   24,934,491            0.6%
    Suncor Energy, Inc.......................... 1,023,634   39,145,166            0.9%
    Other Securities............................            232,303,490            5.6%
                                                           ------------           -----
TOTAL CANADA....................................            336,011,394            8.1%
                                                           ------------           -----

DENMARK -- (1.5%)
    Other Securities............................             60,175,869            1.4%
                                                           ------------           -----

FINLAND -- (1.1%)
    Other Securities............................             43,514,073            1.0%
                                                           ------------           -----

FRANCE -- (10.1%)
    AXA SA......................................   665,668   19,037,195            0.5%
    BNP Paribas SA..............................   778,765   60,120,080            1.4%
    Engie SA.................................... 1,800,009   31,574,818            0.8%
    Orange SA................................... 1,970,214   35,817,741            0.9%
#   Peugeot SA..................................   931,406   22,934,547            0.5%
    Renault SA..................................   313,901   34,021,063            0.8%
    Societe Generale SA.........................   430,366   23,553,391            0.6%
    Total SA.................................... 2,003,563  125,927,313            3.0%
    Other Securities............................             62,192,864            1.5%
                                                           ------------           -----
TOTAL FRANCE....................................            415,179,012           10.0%
                                                           ------------           -----

GERMANY -- (6.8%)
    Bayerische Motoren Werke AG.................   355,620   39,538,502            0.9%
    Daimler AG.................................. 1,020,223   80,207,942            1.9%
    RWE AG......................................   901,332   21,543,391            0.5%
    Other Securities............................            140,236,279            3.5%
                                                           ------------           -----
TOTAL GERMANY...................................            281,526,114            6.8%
                                                           ------------           -----

HONG KONG -- (2.8%)
    CK Hutchison Holdings, Ltd.................. 2,278,348   26,941,137            0.7%
    Other Securities............................             88,948,668            2.1%
                                                           ------------           -----
TOTAL HONG KONG.................................            115,889,805            2.8%
                                                           ------------           -----

IRELAND -- (0.3%)
    Other Securities............................             11,752,714            0.3%
                                                           ------------           -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
ISRAEL -- (0.3%)
    Other Securities......................            $ 12,433,354            0.3%
                                                      ------------           -----

ITALY -- (2.1%)
    Fiat Chrysler Automobiles NV..........    814,171   18,089,877            0.5%
    UniCredit SpA.........................  1,398,948   30,329,072            0.7%
    Other Securities......................              38,513,109            0.9%
                                                      ------------           -----
TOTAL ITALY...............................              86,932,058            2.1%
                                                      ------------           -----

JAPAN -- (23.0%)
    Hitachi, Ltd..........................  3,112,000   22,713,107            0.5%
    Honda Motor Co., Ltd..................  1,399,700   48,129,994            1.2%
    Mitsubishi Corp.......................    761,900   21,009,811            0.5%
    Mitsubishi UFJ Financial Group, Inc...  4,280,634   28,685,993            0.7%
    Mizuho Financial Group, Inc........... 10,873,500   19,672,735            0.5%
    Nissan Motor Co., Ltd.................  1,904,600   20,037,282            0.5%
    Sumitomo Mitsui Financial Group, Inc..    900,727   37,540,717            0.9%
    Toyota Motor Corp.....................  1,805,488  118,390,080            2.8%
    Other Securities......................             633,534,503           15.2%
                                                      ------------           -----
TOTAL JAPAN...............................             949,714,222           22.8%
                                                      ------------           -----

NETHERLANDS -- (3.7%)
    ING Groep NV..........................  1,741,138   29,339,063            0.7%
    Koninklijke Ahold Delhaize NV.........  1,346,177   32,475,811            0.8%
    Koninklijke DSM NV....................    198,898   20,556,657            0.5%
    Other Securities......................              69,977,436            1.7%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             152,348,967            3.7%
                                                      ------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................               6,288,216            0.2%
                                                      ------------           -----

NORWAY -- (0.8%)
    Other Securities......................              33,367,961            0.8%
                                                      ------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................               1,816,950            0.0%
                                                      ------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................              41,517,528            1.0%
                                                      ------------           -----

SPAIN -- (2.7%)
    Banco Santander SA....................  9,958,998   64,344,304            1.6%
    Repsol SA.............................  1,611,504   30,752,017            0.8%
    Other Securities......................              15,393,110            0.3%
                                                      ------------           -----
TOTAL SPAIN...............................             110,489,431            2.7%
                                                      ------------           -----

SWEDEN -- (2.7%)
    Nordea Bank AB........................  2,287,912   23,269,553            0.6%
    Other Securities......................              88,316,983            2.1%
                                                      ------------           -----
TOTAL SWEDEN..............................             111,586,536            2.7%
                                                      ------------           -----

SWITZERLAND -- (7.5%)
    Cie Financiere Richemont SA...........    336,934   32,028,494            0.8%
    LafargeHolcim, Ltd....................    321,383   17,853,306            0.4%
    Novartis AG...........................    694,844   53,485,125            1.3%
    Swiss Re AG...........................    237,102   22,588,524            0.5%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                         ------      -------     ---------------
SWITZERLAND -- (Continued)
      UBS Group AG....................................  1,170,317 $   19,643,643            0.5%
      Zurich Insurance Group AG.......................    133,732     42,718,737            1.0%
      Other Securities................................               120,761,642            2.9%
                                                                  --------------           -----
TOTAL SWITZERLAND.....................................               309,079,471            7.4%
                                                                  --------------           -----

UNITED KINGDOM -- (16.7%)
      Anglo American P.L.C............................  1,634,163     38,450,630            0.9%
      BP P.L.C. Sponsored ADR.........................  2,849,521    127,060,153            3.1%
      Glencore P.L.C..................................  4,325,222     20,834,568            0.5%
      HSBC Holdings P.L.C.............................  1,825,724     18,176,867            0.4%
      HSBC Holdings P.L.C. Sponsored ADR..............  1,452,878     73,021,648            1.8%
      Lloyds Banking Group P.L.C...................... 55,980,496     49,651,723            1.2%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  1,096,933     76,675,599            1.8%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    967,420     70,060,556            1.7%
      Vodafone Group P.L.C............................ 21,750,556     63,472,695            1.5%
      Other Securities................................               150,617,799            3.6%
                                                                  --------------           -----
TOTAL UNITED KINGDOM..................................               688,022,238           16.5%
                                                                  --------------           -----
TOTAL COMMON STOCKS...................................             4,037,412,534           97.0%
                                                                  --------------           -----

PREFERRED STOCKS -- (1.3%)
GERMANY -- (1.3%)
      Volkswagen AG...................................    198,299     40,896,157            1.0%
      Other Securities................................                13,039,529            0.3%
                                                                  --------------           -----
TOTAL GERMANY.........................................                53,935,686            1.3%
                                                                  --------------           -----
TOTAL PREFERRED STOCKS................................                53,935,686            1.3%
                                                                  --------------           -----

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................             4,091,348,220
                                                                  --------------

                                                                     VALUE+
                                                           -         ------             -
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund..................  2,847,279     32,943,020            0.8%
                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,461,189,342).............................              $4,124,291,240           99.1%
                                                                  ==============           =====

At April 30, 2018, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

                                                                        UNREALIZED
                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------              --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future..     65     06/15/18  $ 6,580,980 $ 6,586,125   $   5,145
S&P 500(R) Emini Index..    201     06/15/18   27,515,300  26,602,350    (912,950)
                                              ----------- -----------   ---------
TOTAL FUTURES CONTRACTS.                      $34,096,280 $33,188,475   $(907,805)
                                              =========== ===========   =========

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $  2,969,710  $  210,842,225   --    $  213,811,935
  Austria.....................           --       5,986,353   --         5,986,353
  Belgium.....................           --      49,968,333   --        49,968,333
  Canada......................  336,011,394              --   --       336,011,394
  Denmark.....................           --      60,175,869   --        60,175,869
  Finland.....................           --      43,514,073   --        43,514,073
  France......................      257,179     414,921,833   --       415,179,012
  Germany.....................   20,243,402     261,282,712   --       281,526,114
  Hong Kong...................           --     115,889,805   --       115,889,805
  Ireland.....................    4,854,786       6,897,928   --        11,752,714
  Israel......................           --      12,433,354   --        12,433,354
  Italy.......................    6,337,249      80,594,809   --        86,932,058
  Japan.......................   16,604,387     933,109,835   --       949,714,222
  Netherlands.................   10,746,604     141,602,363   --       152,348,967
  New Zealand.................           --       6,288,216   --         6,288,216
  Norway......................    1,423,693      31,944,268   --        33,367,961
  Portugal....................           --       1,816,950   --         1,816,950
  Singapore...................           --      41,517,528   --        41,517,528
  Spain.......................       13,457     110,475,974   --       110,489,431
  Sweden......................           --     111,586,536   --       111,586,536
  Switzerland.................   21,171,728     287,907,743   --       309,079,471
  United Kingdom..............  388,953,957     299,068,281   --       688,022,238
Preferred Stocks
  Germany.....................           --      53,935,686   --        53,935,686
Securities Lending Collateral.           --      32,943,020   --        32,943,020
Futures Contracts**...........     (907,805)             --   --          (907,805)
                               ------------  --------------   --    --------------
TOTAL......................... $808,679,741  $3,314,703,694   --    $4,123,383,435
                               ============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                           ------     -------    ---------------
COMMON STOCKS -- (98.4%)
AUSTRALIA -- (4.3%)
    BHP Billiton, Ltd...................................    414,517 $  9,670,370            0.3%
    Macquarie Group, Ltd................................     70,545    5,745,079            0.2%
    Other Securities....................................             143,911,290            3.8%
                                                                    ------------            ----
TOTAL AUSTRALIA.........................................             159,326,739            4.3%
                                                                    ------------            ----

AUSTRIA -- (0.5%)
    Other Securities....................................              19,277,291            0.5%
                                                                    ------------            ----

BELGIUM -- (1.0%)
    Other Securities....................................              37,708,035            1.0%
                                                                    ------------            ----

BRAZIL -- (1.4%)
    Vale SA.............................................    486,553    6,759,684            0.2%
    Other Securities....................................              45,889,095            1.2%
                                                                    ------------            ----
TOTAL BRAZIL............................................              52,648,779            1.4%
                                                                    ------------            ----

CANADA -- (6.0%)
    Royal Bank of Canada................................     69,446    5,281,368            0.2%
    Toronto-Dominion Bank (The).........................     92,478    5,193,807            0.2%
    Other Securities....................................             215,943,952            5.6%
                                                                    ------------            ----
TOTAL CANADA............................................             226,419,127            6.0%
                                                                    ------------            ----

CHILE -- (0.3%)
    Other Securities....................................              12,447,988            0.3%
                                                                    ------------            ----

CHINA -- (7.7%)
    China Construction Bank Corp. Class H............... 12,259,200   12,843,455            0.4%
#*  China Evergrande Group..............................  2,232,000    7,070,024            0.2%
    Geely Automobile Holdings, Ltd......................  2,045,000    5,378,410            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 10,068,460    8,838,910            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..    722,000    7,054,951            0.2%
    Tencent Holdings, Ltd...............................    194,500    9,562,181            0.3%
    Other Securities....................................             235,904,746            6.0%
                                                                    ------------            ----
TOTAL CHINA.............................................             286,652,677            7.6%
                                                                    ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               3,407,748            0.1%
                                                                    ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................               1,036,155            0.0%
                                                                    ------------            ----

DENMARK -- (1.2%)
    Other Securities....................................              43,740,774            1.2%
                                                                    ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 154,473            0.0%
                                                                    ------------            ----

FINLAND -- (1.4%)
    UPM-Kymmene Oyj.....................................    210,965    7,527,568            0.2%
    Other Securities....................................              44,209,084            1.2%
                                                                    ------------            ----
TOTAL FINLAND...........................................              51,736,652            1.4%
                                                                    ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                                  SHARES    VALUE++    OF NET ASSETS**
                                                  ------    -------    ---------------
FRANCE -- (5.6%)
    BNP Paribas SA...............................  91,698 $  7,079,018            0.2%
    Cie Generale des Etablissements Michelin SCA.  44,181    6,212,859            0.2%
    Engie SA..................................... 297,419    5,217,169            0.2%
    Orange SA.................................... 397,540    7,227,126            0.2%
    Peugeot SA................................... 228,135    5,617,500            0.2%
    Total SA..................................... 222,395   13,977,901            0.4%
    Other Securities.............................          163,732,221            4.2%
                                                          ------------           -----
TOTAL FRANCE.....................................          209,063,794            5.6%
                                                          ------------           -----

GERMANY -- (5.3%)
    Allianz SE...................................  28,581    6,760,087            0.2%
    BASF SE...................................... 125,517   13,059,216            0.4%
    Bayerische Motoren Werke AG..................  65,039    7,231,159            0.2%
    Daimler AG................................... 179,552   14,116,028            0.4%
    Deutsche Telekom AG.......................... 460,839    8,066,348            0.2%
    E.ON SE...................................... 507,298    5,554,790            0.2%
    Other Securities.............................          142,953,226            3.7%
                                                          ------------           -----
TOTAL GERMANY....................................          197,740,854            5.3%
                                                          ------------           -----

GREECE -- (0.1%)
    Other Securities.............................            2,876,403            0.1%
                                                          ------------           -----

HONG KONG -- (2.0%)
    AIA Group, Ltd............................... 751,000    6,711,835            0.2%
    Other Securities.............................           69,612,827            1.8%
                                                          ------------           -----
TOTAL HONG KONG..................................           76,324,662            2.0%
                                                          ------------           -----

HUNGARY -- (0.1%)
    Other Securities.............................            3,323,929            0.1%
                                                          ------------           -----

INDIA -- (2.9%)
    Other Securities.............................          109,233,239            2.9%
                                                          ------------           -----

INDONESIA -- (0.6%)
    Other Securities.............................           22,401,420            0.6%
                                                          ------------           -----

IRELAND -- (0.4%)
    Other Securities.............................           16,335,785            0.4%
                                                          ------------           -----

ISRAEL -- (0.5%)
    Other Securities.............................           17,957,254            0.5%
                                                          ------------           -----

ITALY -- (2.3%)
    Other Securities.............................           85,301,773            2.3%
                                                          ------------           -----

JAPAN -- (17.9%)
    Hitachi, Ltd................................. 742,000    5,415,529            0.2%
    Honda Motor Co., Ltd......................... 249,900    8,593,045            0.3%
    Nissan Motor Co., Ltd........................ 515,200    5,420,145            0.2%
    Toyota Motor Corp............................ 270,373   17,728,991            0.5%
    Toyota Motor Corp. Sponsored ADR.............  42,528    5,570,317            0.2%
    Other Securities.............................          627,889,828           16.5%
                                                          ------------           -----
TOTAL JAPAN......................................          670,617,855           17.9%
                                                          ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES    VALUE++    OF NET ASSETS**
                                         ------    -------    ---------------
  MALAYSIA -- (0.7%)
      Other Securities..................         $ 25,843,299            0.7%
                                                 ------------            ----

  MEXICO -- (0.8%)
      Other Securities..................           28,004,660            0.8%
                                                 ------------            ----

  NETHERLANDS -- (2.1%)
      Akzo Nobel NV.....................  64,558    5,846,263            0.2%
      Koninklijke Ahold Delhaize NV..... 233,772    5,639,627            0.2%
      Koninklijke DSM NV................  57,969    5,991,256            0.2%
      Other Securities..................           61,050,150            1.5%
                                                 ------------            ----
  TOTAL NETHERLANDS.....................           78,527,296            2.1%
                                                 ------------            ----

  NEW ZEALAND -- (0.3%)
      Other Securities..................           12,363,750            0.3%
                                                 ------------            ----

  NORWAY -- (0.7%)
      Other Securities..................           25,327,818            0.7%
                                                 ------------            ----

  PERU -- (0.0%)
      Other Securities..................              808,727            0.0%
                                                 ------------            ----

  PHILIPPINES -- (0.3%)
      Other Securities..................            9,370,212            0.3%
                                                 ------------            ----

  POLAND -- (0.3%)
      Other Securities..................           12,164,623            0.3%
                                                 ------------            ----

  PORTUGAL -- (0.2%)
      Other Securities..................            7,553,944            0.2%
                                                 ------------            ----

  RUSSIA -- (0.3%)
      Other Securities..................            9,902,052            0.3%
                                                 ------------            ----

  SINGAPORE -- (0.9%)
      Other Securities..................           32,358,230            0.9%
                                                 ------------            ----

  SOUTH AFRICA -- (2.0%)
      Other Securities..................           74,734,544            2.0%
                                                 ------------            ----

  SOUTH KOREA -- (4.2%)
      Samsung Electronics Co., Ltd......   5,671   14,052,718            0.4%
      Samsung Electronics Co., Ltd. GDR.   8,033    9,833,940            0.3%
      SK Hynix, Inc.....................  69,101    5,434,378            0.2%
      Other Securities..................          129,733,156            3.3%
                                                 ------------            ----
  TOTAL SOUTH KOREA.....................          159,054,192            4.2%
                                                 ------------            ----

  SPAIN -- (1.8%)
      Banco Santander SA................ 910,974    5,885,732            0.2%
      Other Securities..................           60,627,442            1.6%
                                                 ------------            ----
  TOTAL SPAIN...........................           66,513,174            1.8%
                                                 ------------            ----

  SWEDEN -- (2.0%)
      Other Securities..................           75,900,908            2.0%
                                                 ------------            ----

  SWITZERLAND -- (4.0%)
      ABB, Ltd.......................... 219,337    5,113,965            0.2%
      Nestle SA......................... 261,736   20,276,708            0.6%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG Sponsored ADR.......................   117,451 $    9,007,317            0.3%
    Other Securities................................              115,608,129            2.9%
                                                               --------------           -----
TOTAL SWITZERLAND...................................              150,006,119            4.0%
                                                               --------------           -----

TAIWAN -- (3.6%)
    Other Securities................................              135,525,715            3.6%
                                                               --------------           -----

THAILAND -- (0.7%)
    Other Securities................................               27,059,947            0.7%
                                                               --------------           -----

TURKEY -- (0.3%)
    Other Securities................................               11,331,227            0.3%
                                                               --------------           -----

UNITED KINGDOM -- (11.6%)
    Anglo American P.L.C............................   444,183     10,451,293            0.3%
    BP P.L.C. Sponsored ADR.........................   434,904     19,392,373            0.5%
    HSBC Holdings P.L.C. Sponsored ADR..............   236,494     11,886,188            0.3%
    Rio Tinto P.L.C. Sponsored ADR..................   118,367      6,504,267            0.2%
    Royal Dutch Shell P.L.C. Class A................   177,300      6,168,464            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   181,989     12,721,013            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   143,548     10,395,746            0.3%
    Tesco P.L.C..................................... 2,119,528      6,865,017            0.2%
    Vodafone Group P.L.C............................ 3,846,396     11,224,594            0.3%
    Other Securities................................              340,661,044            8.9%
                                                               --------------           -----
TOTAL UNITED KINGDOM................................              436,269,999           11.6%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            3,684,353,842           98.3%
                                                               --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities................................               18,029,572            0.5%
                                                               --------------           -----

CHILE -- (0.0%)
    Other Securities................................                  119,452            0.0%
                                                               --------------           -----

COLOMBIA -- (0.0%)
    Other Securities................................                  621,412            0.0%
                                                               --------------           -----

GERMANY -- (0.4%)
    Volkswagen AG...................................    37,158      7,663,273            0.2%
    Other Securities................................                8,405,830            0.2%
                                                               --------------           -----
TOTAL GERMANY.......................................               16,069,103            0.4%
                                                               --------------           -----

MALAYSIA -- (0.0%)
    Other Securities................................                    7,790            0.0%
                                                               --------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities................................                   46,230            0.0%
                                                               --------------           -----
TOTAL PREFERRED STOCKS..............................               34,893,559            0.9%
                                                               --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
 RIGHTS/WARRANTS -- (0.0%)
 FRANCE -- (0.0%)
        Other Securities................           $          114            0.0%
                                                   --------------           -----

 INDONESIA -- (0.0%)
        Other Securities................                   35,560            0.0%
                                                   --------------           -----

 MALAYSIA -- (0.0%)
        Other Securities................                      268            0.0%
                                                   --------------           -----

 NORWAY -- (0.0%)
        Other Securities................                       51            0.0%
                                                   --------------           -----

 SINGAPORE -- (0.0%)
        Other Securities................                    3,447            0.0%
                                                   --------------           -----

 SPAIN -- (0.0%)
        Other Securities................                    1,789            0.0%
                                                   --------------           -----

 TAIWAN -- (0.0%)
        Other Securities................                      947            0.0%
                                                   --------------           -----

 THAILAND -- (0.0%)
        Other Securities................                      593            0.0%
                                                   --------------           -----
 TOTAL RIGHTS/WARRANTS..................                   42,769            0.0%
                                                   --------------           -----
 TOTAL INVESTMENT SECURITIES............            3,719,290,170
                                                   --------------

                                                      VALUE+
                                            -         ------             -
 SECURITIES LENDING COLLATERAL -- (0.7%)
 (S)@   DFA Short Term Investment Fund.. 2,238,723     25,902,027            0.7%
                                                   --------------           -----
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,841,224,954)..............             $3,745,192,197           99.9%
                                                   ==============           =====

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  2,846,169 $156,480,570   --    $159,326,739
          Austria........           --   19,277,291   --      19,277,291
          Belgium........      984,566   36,723,469   --      37,708,035
          Brazil.........   52,648,779           --   --      52,648,779
          Canada.........  226,419,127           --   --     226,419,127
          Chile..........    3,498,443    8,949,545   --      12,447,988
          China..........   32,644,544  254,008,133   --     286,652,677
          Colombia.......    3,407,748           --   --       3,407,748
          Czech Republic.           --    1,036,155   --       1,036,155
          Denmark........      977,291   42,763,483   --      43,740,774
          Egypt..........           --      154,473   --         154,473
          Finland........       35,613   51,701,039   --      51,736,652
          France.........    3,236,279  205,827,515   --     209,063,794
          Germany........    7,383,664  190,357,190   --     197,740,854
          Greece.........           --    2,876,403   --       2,876,403

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
  Hong Kong................... $    389,271 $   75,935,391   --    $   76,324,662
  Hungary.....................           --      3,323,929   --         3,323,929
  India.......................    2,720,931    106,512,308   --       109,233,239
  Indonesia...................      323,132     22,078,288   --        22,401,420
  Ireland.....................    2,435,491     13,900,294   --        16,335,785
  Israel......................    2,640,729     15,316,525   --        17,957,254
  Italy.......................    2,755,191     82,546,582   --        85,301,773
  Japan.......................   15,529,317    655,088,538   --       670,617,855
  Malaysia....................           --     25,843,299   --        25,843,299
  Mexico......................   28,003,778            882   --        28,004,660
  Netherlands.................   14,560,522     63,966,774   --        78,527,296
  New Zealand.................       30,290     12,333,460   --        12,363,750
  Norway......................    1,021,987     24,305,831   --        25,327,818
  Peru........................      808,574            153   --           808,727
  Philippines.................      129,808      9,240,404   --         9,370,212
  Poland......................           --     12,164,623   --        12,164,623
  Portugal....................           --      7,553,944   --         7,553,944
  Russia......................    2,182,451      7,719,601   --         9,902,052
  Singapore...................        8,492     32,349,738   --        32,358,230
  South Africa................    6,396,060     68,338,484   --        74,734,544
  South Korea.................    6,533,894    152,520,298   --       159,054,192
  Spain.......................    3,979,857     62,533,317   --        66,513,174
  Sweden......................      683,275     75,217,633   --        75,900,908
  Switzerland.................   15,459,712    134,546,407   --       150,006,119
  Taiwan......................    6,112,566    129,413,149   --       135,525,715
  Thailand....................   27,047,302         12,645   --        27,059,947
  Turkey......................       79,208     11,252,019   --        11,331,227
  United Kingdom..............   94,933,630    341,336,369   --       436,269,999
Preferred Stocks
  Brazil......................   18,029,572             --   --        18,029,572
  Chile.......................           --        119,452   --           119,452
  Colombia....................      621,412             --   --           621,412
  Germany.....................           --     16,069,103   --        16,069,103
  Malaysia....................        7,790             --   --             7,790
  South Korea.................       46,230             --   --            46,230
Rights/Warrants
  France......................           --            114   --               114
  Indonesia...................           --         35,560   --            35,560
  Malaysia....................           --            268   --               268
  Norway......................           --             51   --                51
  Singapore...................           --          3,447   --             3,447
  Spain.......................           --          1,789   --             1,789
  Taiwan......................           --            947   --               947
  Thailand....................           --            593   --               593
Securities Lending Collateral.           --     25,902,027   --        25,902,027
                               ------------ --------------   --    --------------
TOTAL......................... $587,552,695 $3,157,639,502   --    $3,745,192,197
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        TAX-MANAGED    TAX-MANAGED     TAX-MANAGED     TAX-MANAGED
                                                      U.S. MARKETWIDE  U.S. EQUITY    U.S. TARGETED   U.S. SMALL CAP
                                                      VALUE PORTFOLIO  PORTFOLIO*    VALUE PORTFOLIO*   PORTFOLIO*
                                                      --------------- -------------- ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at
 Value............................................... $    4,967,322              --              --              --
Investments at Value (including $0, $324,822,
 $848,861 and $723,224 of securities on loan,
 respectively).......................................             --  $    3,459,132  $    4,793,332  $    3,013,457
Temporary Cash Investments at Value & Cost...........             --           7,087          13,507           3,905
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $191,918,
 $510,746 and $496,749)..............................             --         191,922         510,760         496,758
Foreign Currencies at Value..........................             --              --              15              11
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold......................................             --              --           1,586           1,041
  Dividends, Interest and Tax Reclaims...............             --           2,696           1,271             693
  Securities Lending Income..........................             --              84             226             278
  Fund Shares Sold...................................          2,262             752           1,798           1,146
Prepaid Expenses and Other Assets....................             38              29              55              31
                                                      --------------  --------------  --------------  --------------
     Total Assets....................................      4,969,622       3,661,702       5,322,550       3,517,320
                                                      --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................             --         191,920         510,745         496,778
  Investment Securities/Affiliated Investment
   Company Purchased.................................             --              --             889           1,311
  Fund Shares Redeemed...............................            867             866           1,171             709
  Due to Advisor.....................................            616             573           1,673           1,249
Accrued Expenses and Other Liabilities...............            172             228             284             177
                                                      --------------  --------------  --------------  --------------
     Total Liabilities...............................          1,655         193,587         514,762         500,224
                                                      --------------  --------------  --------------  --------------
NET ASSETS........................................... $    4,967,967  $    3,468,115  $    4,807,788  $    3,017,096
                                                      ==============  ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..............    164,500,734     119,916,880     130,098,782      69,053,930
                                                      ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE.......................... $        30.20  $        28.92  $        36.95  $        43.69
                                                      ==============  ==============  ==============  ==============
Investments at Cost..................................            N/A  $    1,794,480  $    2,797,555  $    1,663,949
                                                      ==============  ==============  ==============  ==============
Foreign Currencies at Cost........................... $           --  $           --  $           15  $           11
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    2,627,101  $    1,797,482  $    2,711,683  $    1,591,007
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................         10,467           4,428           2,350           1,050
Accumulated Net Realized Gain (Loss).................         84,675           1,544          97,964          75,522
Net Unrealized Appreciation (Depreciation)...........      2,245,724       1,664,661       1,995,791       1,349,517
                                                      --------------  --------------  --------------  --------------
NET ASSETS........................................... $    4,967,967  $    3,468,115  $    4,807,788  $    3,017,096
                                                      ==============  ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED......................  1,700,000,000   1,500,000,000   1,700,000,000   1,500,000,000
                                                      ==============  ==============  ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      TAX-MANAGED     T.A. WORLD EX
                                                                     T.A. U.S. CORE       DFA           U.S. CORE
                                                                        EQUITY 2     INTERNATIONAL       EQUITY
                                                                       PORTFOLIO*   VALUE PORTFOLIO*   PORTFOLIO*
                                                                     -------------- ---------------- --------------
ASSETS:
Investments at Value (including $1,097,203, $28,843 and $57,098 of
 securities on loan, respectively).................................. $    8,862,347  $    4,091,348  $    3,719,290
Temporary Cash Investments at Value & Cost..........................         26,508              --              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $670,127, $32,943 and $25,901)..................        670,140          32,943          25,902
Segregated Cash for Futures Contracts...............................             --           1,458              --
Foreign Currencies at Value.........................................             --          31,940           6,461
Cash................................................................             --          23,764           9,391
Receivables:
  Investment Securities Sold........................................             --          11,184           2,966
  Dividends, Interest and Tax Reclaims..............................          5,875          24,349          14,252
  Securities Lending Income.........................................            334              93             198
  Fund Shares Sold..................................................          8,170           1,351           5,778
Prepaid Expenses and Other Assets...................................            103              51              54
                                                                     --------------  --------------  --------------
     Total Assets...................................................      9,573,477       4,218,481       3,784,292
                                                                     --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        670,208          32,954          25,901
  Investment Securities Purchased...................................          5,264          21,157           5,493
  Fund Shares Redeemed..............................................          3,105             721             869
  Due to Advisor....................................................          1,614           1,698             981
  Futures Margin Variation..........................................             --             272              --
Unrealized Loss on Foreign Currency Contracts.......................             --              10               1
Accrued Expenses and Other Liabilities..............................            402             370             506
                                                                     --------------  --------------  --------------
     Total Liabilities..............................................        680,593          57,182          33,751
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $    8,892,884  $    4,161,299  $    3,750,541
                                                                     ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................    495,734,751     244,480,997     314,882,013
                                                                     ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE.............................................................. $        17.94  $        17.02  $        11.91
                                                                     ==============  ==============  ==============
Investments at Cost................................................. $    5,084,456  $    3,428,246  $    2,815,324
                                                                     ==============  ==============  ==============
Foreign Currencies at Cost.......................................... $           --  $       32,329  $        6,491
                                                                     ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    5,087,315  $    3,460,885  $    2,858,916
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................         11,038          33,128          20,512
Accumulated Net Realized Gain (Loss)................................         16,627           5,795         (32,587)
Net Unrealized Foreign Exchange Gain (Loss).........................             --            (325)           (237)
Net Unrealized Appreciation (Depreciation)..........................      3,777,904         661,816         903,937
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $    8,892,884  $    4,161,299  $    3,750,541
                                                                     ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED.....................................  2,000,000,000   1,700,000,000   1,500,000,000
                                                                     ==============  ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                     TAX-MANAGED
                                                                        U.S.                  TAX-MANAGED  TAX-MANAGED
                                                                     MARKETWIDE  TAX-MANAGED U.S. TARGETED U.S. SMALL
                                                                        VALUE    U.S. EQUITY     VALUE         CAP
                                                                     PORTFOLIO*# PORTFOLIO#   PORTFOLIO#   PORTFOLIO#
                                                                     ----------- ----------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $3, $0, $0, and
     $0, respectively)..............................................  $ 54,714          --           --           --
    Interest........................................................        24          --           --           --
    Income from Securities Lending..................................       321          --           --           --
    Expenses Allocated from Affiliated Investment Company...........    (5,242)         --           --           --
                                                                      --------    --------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................    49,817          --           --           --
                                                                      --------    --------     --------     --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $14, and $7,
   respectively)....................................................        --    $ 30,598     $ 34,380     $ 20,607
  Non Cash Income...................................................        --          --        2,091           --
  Income from Securities Lending....................................        --         417        1,592        1,662
                                                                      --------    --------     --------     --------
     Total Investment Income........................................        --      31,015       38,063       22,269
                                                                      --------    --------     --------     --------
FUND EXPENSES
    Investment Management Fees......................................     8,766       3,448       10,073        7,460
    Accounting & Transfer Agent Fees................................        49         103          157          100
    Custodian Fees..................................................        --          18           27           19
    Filing Fees.....................................................        34          29           44           28
    Shareholders' Reports...........................................        34          20           34           24
    Directors'/Trustees' Fees & Expenses............................        19          13           19           12
    Professional Fees...............................................        12          20           28           18
    Other...........................................................        13          43           58           37
                                                                      --------    --------     --------     --------
     Total Expenses.................................................     8,927       3,694       10,440        7,698
                                                                      --------    --------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................    (5,009)         --           --           --
                                                                      --------    --------     --------     --------
  Net Expenses......................................................     3,918       3,694       10,440        7,698
                                                                      --------    --------     --------     --------
  NET INVESTMENT INCOME (LOSS)......................................    45,899      27,321       27,623       14,571
                                                                      --------    --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................        --       1,479       99,906       78,122
    Affiliated Investment Companies Shares Sold.....................        --         (53)         (57)         (39)
    Transactions Allocated from Affiliated Investment Company.......    84,777          --           --           --
    Futures.........................................................        --          --        1,400          485
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................        --     103,659      (45,399)     (41,759)
    Affiliated Investment Companies Shares..........................        --          30           11           (7)
    Transactions Allocated from Affiliated Investment Company.......    44,649          --           --           --
                                                                      --------    --------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................   129,426     105,115       55,861       36,802
                                                                      --------    --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................  $175,325    $132,436     $ 83,484     $ 51,373
                                                                      ========    ========     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                         TAX-MANAGED
                                                                                             DFA      T.A. WORLD EX
                                                                         T.A. U.S. CORE INTERNATIONAL   U.S. CORE
                                                                            EQUITY 2        VALUE        EQUITY
                                                                           PORTFOLIO#    PORTFOLIO#    PORTFOLIO#
                                                                         -------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $13, $7,066, and $4,349,
   respectively)........................................................    $ 73,610      $ 64,326      $ 41,918
  Non Cash Income.......................................................          --         3,901            --
  Income from Securities Lending........................................       1,998           459           597
                                                                            --------      --------      --------
     Total Investment Income............................................      75,608        68,686        42,515
                                                                            --------      --------      --------
FUND EXPENSES
  Investment Management Fees............................................       9,579        10,138         5,744
  Accounting & Transfer Agent Fees......................................         243           144           120
  Custodian Fees........................................................          42           165           367
  Filing Fees...........................................................          71            43            30
  Shareholders' Reports.................................................          37            34            25
  Directors'/Trustees' Fees & Expenses..................................          33            16            14
  Professional Fees.....................................................          49            26            33
  Other.................................................................         101            63            59
                                                                            --------      --------      --------
     Total Expenses.....................................................      10,155        10,629         6,392
                                                                            --------      --------      --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)........................................          --            --            --
  Fees Paid Indirectly (Note C).........................................          --           (32)          (31)
                                                                            --------      --------      --------
  Net Expenses..........................................................      10,155        10,597         6,361
                                                                            --------      --------      --------
  NET INVESTMENT INCOME (LOSS)..........................................      65,453        58,089        36,154
                                                                            --------      --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**........................................      17,421        58,764        14,927
    Affiliated Investment Companies Shares Sold.........................         (41)           (9)           (5)
    Futures.............................................................         754         1,830            --
    Foreign Currency Transactions.......................................          --            33            18
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     216,579        71,049        84,490
    Affiliated Investment Companies Shares..............................         (36)            1             2
    Futures.............................................................          --        (1,568)           --
    Translation of Foreign Currency Denominated Amounts.................          --          (354)         (244)
                                                                            --------      --------      --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...............................     234,677       129,746        99,188
                                                                            --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........    $300,130      $187,835      $135,342
                                                                            ========      ========      ========

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                TAX-MANAGED U.S.                                TAX-MANAGED U.S.
                                                MARKETWIDE VALUE        TAX-MANAGED U.S.         TARGETED VALUE
                                                    PORTFOLIO           EQUITY PORTFOLIO            PORTFOLIO
                                             ----------------------  ----------------------  ----------------------
                                             SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                ENDED      ENDED        ENDED      ENDED        ENDED      ENDED
                                              APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                2018        2017        2018        2017        2018        2017
                                             ----------- ----------  ----------- ----------  ----------- ----------
                                             (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   45,899  $   84,869  $   27,321  $   51,331  $   27,623  $   45,243
  Net Realized Gain (Loss) on:
   Investment Securities Sold/Affiliated
    Investment Company Sold*................         --          --       1,479     226,688      99,906     184,340
   Affiliated Investment Companies Shares
    Sold*...................................         --          --         (53)         46         (57)         48
   Transactions Allocated from Affiliated
    Investment Company......................     84,777     156,290          --          --          --          --
   Futures..................................         --          56          --       3,359       1,400       1,430
   Foreign Currency Transactions............         --          --          --          --          --           2
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................         --          --     103,659     361,678     (45,399)    730,643
   Affiliated Investment Companies Shares
    Sold....................................         --          --          30         (59)         11         (86)
   Transactions Allocated from Affiliated
    Investment Company......................     44,649     653,780          --          --          --          --
   Futures..................................         --          --          --         507          --          --
                                             ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................    175,325     894,995     132,436     643,550      83,484     961,620
                                             ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income.....................    (41,086)    (82,721)    (24,254)    (52,066)    (26,030)    (43,922)
  Net Long-Term Gains.......................   (151,391)   (101,284)         --          --    (182,086)   (127,982)
                                             ----------  ----------  ----------  ----------  ----------  ----------
    Total Distributions.....................   (192,477)   (184,005)    (24,254)    (52,066)   (208,116)   (171,904)
                                             ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.............................    270,940     471,847     204,232     345,297     307,021     471,241
  Shares Issued in Lieu of Cash
   Distributions............................    190,371     181,793      23,765      50,784     206,040     170,374
  Shares Redeemed...........................   (326,554)   (526,743)   (178,704)   (313,364)   (314,322)   (470,952)
                                             ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.............    134,757     126,897      49,293      82,717     198,739     170,663
                                             ----------  ----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets.................................    117,605     837,887     157,475     674,201      74,107     960,379
NET ASSETS
  Beginning of Period.......................  4,850,362   4,012,475   3,310,640   2,636,439   4,733,681   3,773,302
                                             ----------  ----------  ----------  ----------  ----------  ----------
  End of Period............................. $4,967,967  $4,850,362  $3,468,115  $3,310,640  $4,807,788  $4,733,681
                                             ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................      8,758      16,503       6,983      13,450       8,171      13,305
  Shares Issued in Lieu of Cash
   Distributions............................      6,240       6,410         825       1,962       5,568       4,750
  Shares Redeemed...........................    (10,587)    (18,433)     (6,101)    (12,181)     (8,406)    (13,207)
                                             ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed....................      4,411       4,480       1,707       3,231       5,333       4,848
                                             ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $   10,467  $    5,654  $    4,428  $    1,361  $    2,350  $      757

                                                TAX-MANAGED U.S.
                                               SMALL CAP PORTFOLIO
                                             ----------------------
                                             SIX MONTHS     YEAR
                                                ENDED      ENDED
                                              APRIL 30,   OCT. 31,
                                                2018        2017
                                             ----------- ----------
                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   14,571  $   23,123
  Net Realized Gain (Loss) on:
   Investment Securities Sold/Affiliated
    Investment Company Sold*................     78,122      82,575
   Affiliated Investment Companies Shares
    Sold*...................................        (39)          8
   Transactions Allocated from Affiliated
    Investment Company......................         --          --
   Futures..................................        485         294
   Foreign Currency Transactions............         --           3
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................    (41,759)    504,335
   Affiliated Investment Companies Shares
    Sold....................................         (7)        (58)
   Transactions Allocated from Affiliated
    Investment Company......................         --          --
   Futures..................................         --          --
                                             ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     51,373     610,280
                                             ----------  ----------
Distributions From:
  Net Investment Income.....................    (13,655)    (22,983)
  Net Long-Term Gains.......................    (82,064)    (54,088)
                                             ----------  ----------
    Total Distributions.....................    (95,719)    (77,071)
                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued.............................    222,617     305,494
  Shares Issued in Lieu of Cash
   Distributions............................     94,333      75,950
  Shares Redeemed...........................   (189,213)   (277,642)
                                             ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.............    127,737     103,802
                                             ----------  ----------
    Total Increase (Decrease) in Net
     Assets.................................     83,391     637,011
NET ASSETS
  Beginning of Period.......................  2,933,705   2,296,694
                                             ----------  ----------
  End of Period............................. $3,017,096  $2,933,705
                                             ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................      5,044       7,440
  Shares Issued in Lieu of Cash
   Distributions............................      2,154       1,834
  Shares Redeemed...........................     (4,288)     (6,751)
                                             ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed....................      2,910       2,523
                                             ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $    1,050  $      134

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                 TAX-MANAGED DFA
                                                     T.A. U.S. CORE EQUITY 2   INTERNATIONAL VALUE   T.A. WORLD EX U.S. CORE
                                                            PORTFOLIO               PORTFOLIO           EQUITY PORTFOLIO
                                                     ----------------------  ----------------------  ----------------------
                                                     SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                        ENDED      ENDED        ENDED      ENDED        ENDED      ENDED
                                                      APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                        2018        2017        2018        2017        2018        2017
                                                     ----------- ----------  ----------- ----------  ----------- ----------
                                                     (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   65,453  $  114,522  $   58,089  $  103,739  $   36,154  $   68,714
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     17,421      68,376      58,764      50,070      14,927       9,664
   Affiliated Investment Companies Shares
    Sold............................................        (41)        (49)         (9)         (9)         (5)          4
   Futures..........................................        754          --       1,830       3,348          --          --
   Foreign Currency Transactions....................         --           2          33        (329)         18        (265)
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency.......    216,579   1,376,859      71,049     644,611      84,490     582,092
   Affiliated Investment Companies Shares
    Sold............................................        (36)        (68)          1          (6)          2          (7)
   Futures..........................................         --          --      (1,568)      1,460          --          --
   Translation of Foreign Currency Denominated
    Amounts.........................................         --          --        (354)        411        (244)        174
                                                     ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................    300,130   1,559,642     187,835     803,295     135,342     660,376
                                                     ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income.............................    (60,659)   (115,587)    (36,047)    (99,420)    (22,268)    (68,459)
  Net Long-Term Gains...............................    (67,325)       (231)         --          --          --          --
                                                     ----------  ----------  ----------  ----------  ----------  ----------
    Total Distributions.............................   (127,984)   (115,818)    (36,047)    (99,420)    (22,268)    (68,459)
                                                     ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.....................................    905,171   1,216,846     269,401     521,234     428,824     636,884
  Shares Issued in Lieu of Cash Distributions.......    126,714     114,916      35,704      98,482      21,944      68,018
  Shares Redeemed...................................   (542,085)   (763,920)   (213,663)   (410,547)   (182,300)   (335,168)
                                                     ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................    489,800     567,842      91,442     209,169     268,468     369,734
                                                     ----------  ----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets.........    661,946   2,011,666     243,230     913,044     381,542     961,651
NET ASSETS
  Beginning of Period...............................  8,230,938   6,219,272   3,918,069   3,005,025   3,368,999   2,407,348
                                                     ----------  ----------  ----------  ----------  ----------  ----------
  End of Period..................................... $8,892,884  $8,230,938  $4,161,299  $3,918,069  $3,750,541  $3,368,999
                                                     ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     49,763      74,772      15,904      35,464      36,024      62,099
  Shares Issued in Lieu of Cash Distributions.......      7,055       7,003       2,172       6,610       1,897       6,507
  Shares Redeemed...................................    (29,757)    (47,107)    (12,602)    (27,853)    (15,302)    (32,901)
                                                     ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................     27,061      34,668       5,474      14,221      22,619      35,705
                                                     ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $   11,038  $    6,244  $   33,128  $   11,086  $   20,512  $    6,626

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                -------------------------------------------------------------------------------------
                                 SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                    ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                  APRIL 30,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                    2018            2017           2016           2015           2014           2013
--------------------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    30.30     $    25.79     $    25.60     $    25.33     $    22.35     $    16.76
                                ----------     ----------     ----------     ----------     ----------     ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.28           0.54           0.47           0.43           0.35           0.32
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.81           5.14           0.19           0.25           2.98           5.60
                                ----------     ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations.................       1.09           5.68           0.66           0.68           3.33           5.92
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.25)         (0.52)         (0.47)         (0.41)         (0.35)         (0.33)
  Net Realized Gains...........      (0.94)         (0.65)            --             --             --             --
                                ----------     ----------     ----------     ----------     ----------     ----------
   Total Distributions.........      (1.19)         (1.17)         (0.47)         (0.41)         (0.35)         (0.33)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    30.20     $    30.30     $    25.79     $    25.60     $    25.33     $    22.35
=============================== ===========    ==========     ==========     ==========     ==========     ==========
Total Return...................       3.60%(C)      22.41%          2.66%          2.73%         14.98%         35.71%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $4,967,967     $4,850,362     $4,012,475     $3,860,871     $3,664,174     $3,110,436
Ratio of Expenses to Average
 Net Assets....................       0.37%(D)       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.57%(D)       0.57%(B)       0.57%(B)       0.43%(B)       0.37%(B)       0.37%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       1.83%(D)       1.87%          1.90%          1.65%          1.45%          1.66%
Portfolio Turnover Rate........        N/A            N/A            N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

                                                    TAX-MANAGED U.S. EQUITY PORTFOLIO
                                -------------------------------------------------------------------------
                                 SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                  APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2018          2017        2016        2015        2014        2013
----------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    28.01     $    22.93  $    22.46  $    21.89  $    19.20  $    15.16
                                ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.23           0.44        0.42        0.40        0.34        0.32
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.88           5.09        0.48        0.56        2.69        4.05
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       1.11           5.53        0.90        0.96        3.03        4.37
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.20)         (0.45)      (0.43)      (0.39)      (0.34)      (0.33)
  Net Realized Gains...........         --             --          --          --          --          --
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.20)         (0.45)      (0.43)      (0.39)      (0.34)      (0.33)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    28.92     $    28.01  $    22.93  $    22.46  $    21.89  $    19.20
=============================== ===========    ==========  ==========  ==========  ==========  ==========
Total Return...................       3.98%(C)      24.27%       4.05%       4.47%      15.89%      29.15%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $3,468,115     $3,310,640  $2,636,439  $2,494,153  $2,311,451  $1,991,461
Ratio of Expenses to Average
 Net Assets....................       0.21%(D)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.21%(D)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income
 to Average Net Assets.........       1.58%(D)       1.70%       1.87%       1.79%       1.66%       1.89%
Portfolio Turnover Rate........          0%(C)          8%          4%          1%          2%          3%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                                   -------------------------------------------------------------------------  --------------
                                    SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR      SIX MONTHS
                                       ENDED        ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     APRIL 30,
                                       2018          2017        2016        2015        2014        2013         2018
-----------------------------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value, Beginning of
 Period........................... $    37.94     $    31.47  $    32.34  $    33.34  $    31.06  $    22.89  $    44.35
                                   ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A).....................       0.22           0.37        0.36        0.39        0.26        0.33        0.21
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       0.45           7.53        0.28        0.16        3.11        8.69        0.57
                                   ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................       0.67           7.90        0.64        0.55        3.37        9.02        0.78
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income...........      (0.21)         (0.36)      (0.37)      (0.37)      (0.27)      (0.34)      (0.20)
  Net Realized Gains..............      (1.45)         (1.07)      (1.14)      (1.18)      (0.82)      (0.51)      (1.24)
                                   ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (1.66)         (1.43)      (1.51)      (1.55)      (1.09)      (0.85)      (1.44)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    36.95     $    37.94  $    31.47  $    32.34  $    33.34  $    31.06  $    43.69
================================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return......................       1.77%(C)      25.40%       2.21%       1.89%      11.10%      40.60%       1.76%(C)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $4,807,788     $4,733,681  $3,773,302  $3,670,472  $3,572,307  $3,201,053  $3,017,096
Ratio of Expenses to Average Net
 Assets...........................       0.44%(D)       0.44%       0.44%       0.44%       0.43%       0.44%       0.52%(D)
Ratio of Net Investment Income to
 Average Net Assets...............       1.15%(D)       1.04%       1.17%       1.19%       0.80%       1.24%       0.98%(D)
Portfolio Turnover Rate...........          7%(C)         14%         20%         14%          7%          6%          5%(C)
-----------------------------------------------------------------------------------------------------------------------------

                                        TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                   -----------------------------------------------------------
                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                      2017        2016        2015        2014        2013
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $    36.10  $    36.77  $    36.99  $    34.31  $    24.93
                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A).....................       0.36        0.36        0.36        0.25        0.35
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       9.10        0.92        0.45        2.69        9.40
                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................       9.46        1.28        0.81        2.94        9.75
----------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income...........      (0.36)      (0.37)      (0.34)      (0.26)      (0.37)
  Net Realized Gains..............      (0.85)      (1.58)      (0.69)         --          --
                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (1.21)      (1.95)      (1.03)      (0.26)      (0.37)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    44.35  $    36.10  $    36.77  $    36.99  $    34.31
================================== ==========  ==========  ==========  ==========  ==========
Total Return......................      26.46%       3.75%       2.31%       8.58%      39.55%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $2,933,705  $2,296,694  $2,190,308  $2,092,558  $1,872,935
Ratio of Expenses to Average Net
 Assets...........................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to
 Average Net Assets...............       0.87%       1.04%       0.96%       0.70%       1.20%
Portfolio Turnover Rate...........         11%         10%          8%          7%          7%
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                     -------------------------------------------------------------------------  --------------
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR      SIX MONTHS
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     APRIL 30,
                                         2018          2017        2016        2015        2014        2013         2018
-------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    17.56     $    14.33  $    14.09  $    14.21  $    12.78  $     9.75  $    16.39
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.14           0.25        0.25        0.24        0.20        0.19        0.24
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.51           3.24        0.24        0.05        1.55        3.04        0.54
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       0.65           3.49        0.49        0.29        1.75        3.23        0.78
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.13)         (0.26)      (0.25)      (0.23)      (0.20)      (0.19)      (0.15)
  Net Realized Gains................      (0.14)            --          --       (0.18)      (0.12)      (0.01)         --
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.27)         (0.26)      (0.25)      (0.41)      (0.32)      (0.20)      (0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    17.94     $    17.56  $    14.33  $    14.09  $    14.21  $    12.78  $    17.02
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       3.70%(C)      24.47%       3.55%       2.14%      13.88%      33.58%       4.79%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $8,892,884     $8,230,938  $6,219,272  $5,549,153  $5,056,211  $4,103,753  $4,161,299
Ratio of Expenses to Average
 Net Assets.........................       0.23%(D)       0.24%       0.24%       0.24%       0.24%       0.24%       0.52%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)).......................       0.23%(D)       0.24%       0.24%       0.24%       0.24%       0.24%       0.52%(D)
Ratio of Net Investment Income to
 Average Net Assets.................       1.50%(D)       1.56%       1.82%       1.65%       1.51%       1.72%       2.86%(D)
Portfolio Turnover Rate.............          1%(C)          2%          7%          7%          7%          2%         10%(C)
-------------------------------------------------------------------------------------------------------------------------------

                                       TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                     --------------------------------------------------------------
                                        YEAR         YEAR         YEAR         YEAR        YEAR
                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                        2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    13.37  $    13.87   $    15.17   $    15.99   $    12.91
                                     ----------  ----------   ----------   ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.45        0.42         0.44         0.66         0.39
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       3.00       (0.50)       (1.32)       (0.83)        3.09
                                     ----------  ----------   ----------   ----------   ----------
   Total from Investment
    Operations......................       3.45       (0.08)       (0.88)       (0.17)        3.48
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.43)      (0.42)       (0.41)       (0.65)       (0.40)
  Net Realized Gains................         --          --        (0.01)          --           --
                                     ----------  ----------   ----------   ----------   ----------
   Total Distributions..............      (0.43)      (0.42)       (0.42)       (0.65)       (0.40)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    16.39  $    13.37   $    13.87   $    15.17   $    15.99
===================================  ==========  ==========   ==========   ==========   ==========
Total Return........................      26.13%      (0.30)%      (5.93)%      (1.29)%      27.39%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,918,069  $3,005,025   $2,994,931   $2,977,257   $2,758,384
Ratio of Expenses to Average
 Net Assets.........................       0.53%       0.53%        0.53%        0.53%        0.53%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)).......................       0.53%       0.53%        0.53%        0.53%        0.53%
Ratio of Net Investment Income to
 Average Net Assets.................       3.01%       3.32%        2.99%        4.13%        2.70%
Portfolio Turnover Rate.............         16%         18%          25%          13%          12%
---------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                                         ----------------------------------------------------------------------------
                                           SIX MONTHS       YEAR        YEAR         YEAR         YEAR        YEAR
                                              ENDED        ENDED       ENDED        ENDED        ENDED       ENDED
                                            APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                              2018          2017        2016         2015         2014        2013
----------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $    11.53      $     9.38  $     9.30  $     9.94   $    10.25   $     8.56
                                         ----------      ----------  ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.12            0.25        0.23        0.24         0.28         0.23
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.33            2.15        0.08       (0.65)       (0.30)        1.70
                                         ----------      ----------  ----------  ----------   ----------   ----------
   Total from Investment Operations.....       0.45            2.40        0.31       (0.41)       (0.02)        1.93
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.07)          (0.25)      (0.23)      (0.23)       (0.27)       (0.24)
 Net Realized Gains.....................         --              --          --          --        (0.02)          --
                                         ----------      ----------  ----------  ----------   ----------   ----------
   Total Distributions..................      (0.07)          (0.25)      (0.23)      (0.23)       (0.29)       (0.24)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    11.91      $    11.53  $     9.38  $     9.30   $     9.94   $    10.25
=======================================  ===========     ==========  ==========  ==========   ==========   ==========
Total Return............................       3.96%(C)       25.86%       3.48%      (4.15)%      (0.25)%      22.88%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,750,541      $3,368,999  $2,407,348  $2,124,313   $1,995,500   $1,725,895
Ratio of Expenses to Average Net Assets.       0.35%(D)        0.39%       0.45%       0.45%        0.45%        0.46%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))......................       0.36%(D)        0.39%       0.45%       0.45%        0.45%        0.46%
Ratio of Net Investment Income to
 Average Net Assets.....................       2.01%(D)        2.42%       2.57%       2.42%        2.71%        2.45%
Portfolio Turnover Rate.................          1% (C)          4%          7%          5%           8%           2%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining ninety-five portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2018, the Feeder Fund owned 73% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio each invests directly in securities.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                          INVESTMENT
                                                        MANAGEMENT FEES
         -                                              ---------------
         Tax-Managed U.S. Marketwide Value Portfolio...      0.35%
         Tax-Managed U.S. Equity Portfolio.............      0.20%
         Tax-Managed U.S. Targeted Value Portfolio.....      0.42%
         Tax-Managed U.S. Small Cap Portfolio..........      0.50%
         T.A. U.S. Core Equity 2 Portfolio.............      0.22%
         Tax-Managed DFA International Value Portfolio.      0.50%
         T.A. World ex U.S. Core Equity Portfolio......      0.32%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. Each Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement with the Feeder Fund will remain in effect permanently, unless terminated by the Fund. For the six months ended April 30, 2018, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each such Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                               PREVIOUSLY       NET WAIVED FEES/
                                               RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                 EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES        AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------      ---------- ---------------- ----------------- ---------------------
Tax-Managed U.S. Marketwide
  Value Portfolio (1)..........    0.35%          --               --                $5,009
Tax-Managed U.S. Equity
  Portfolio (2)................    0.22%          --               --                    --
T.A. U.S. Core Equity 2
  Portfolio (3)................    0.30%          --               --                    --
T.A. World ex U.S. Core Equity
  Portfolio (4)................    0.39%          --               --                    --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

   (2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
           Tax-Managed DFA International Value Portfolio.    $32
           T.A. World ex U.S. Core Equity Portfolio......     31

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid to the CCO by the Fund were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $132
              Tax-Managed U.S. Equity Portfolio.............  125
              Tax-Managed U.S. Targeted Value Portfolio.....  133
              Tax-Managed U.S. Small Cap Portfolio..........   79
              T.A. U.S. Core Equity 2 Portfolio.............  165
              Tax-Managed DFA International Value Portfolio.  113
              T.A. World ex U.S. Core Equity Portfolio......   68

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
       Tax-Managed U.S. Equity Portfolio............. $ 72,918  $  9,737
       Tax-Managed U.S. Targeted Value Portfolio.....  409,466   331,846
       Tax-Managed U.S. Small Cap Portfolio..........  226,138   137,875
       T.A. U.S. Core Equity 2 Portfolio.............  572,859    88,084
       Tax-Managed DFA International Value Portfolio.  469,522   394,876
       T.A. World ex U.S. Core Equity Portfolio......  322,382    53,511

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                       NET REALIZED
                                                       GAIN/(LOSS)                                         DIVIDEND
                                                       ON SALES OF    CHANGE IN                           INCOME FROM
                                                        AFFILIATED   UNREALIZED                           AFFILIATED
                      BALANCE AT PURCHASES   PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                       10/31/17   AT COST   FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
                      ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
TAX-MANAGED U.S.
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.....  $129,515  $  387,419 $  324,989     $(53)         $30       $191,922     16,588      $1,262
                       --------  ---------- ----------     ----          ---       --------     ------      ------
TOTAL................  $129,515  $  387,419 $  324,989     $(53)         $30       $191,922     16,588      $1,262
                       ========  ========== ==========     ====          ===       ========     ======      ======
TAX-MANAGED U.S.
 TARGETED VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund.....  $526,461  $1,248,175 $1,263,830     $(57)         $11       $510,760     44,145      $4,144
                       --------  ---------- ----------     ----          ---       --------     ------      ------
TOTAL................  $526,461  $1,248,175 $1,263,830     $(57)         $11       $510,760     44,145      $4,144
                       ========  ========== ==========     ====          ===       ========     ======      ======
TAX-MANAGED U.S.
 SMALL CAP PORTFOLIO
DFA Short Term
 Investment Fund.....  $475,650  $1,098,872 $1,077,718     $(39)         $(7)      $496,758     42,935      $3,948
                       --------  ---------- ----------     ----          ---       --------     ------      ------
TOTAL................  $475,650  $1,098,872 $1,077,718     $(39)         $(7)      $496,758     42,935      $3,948
                       ========  ========== ==========     ====          ===       ========     ======      ======

                      CAPITAL GAIN
                      DISTRIBUTIONS
                          FROM
                       AFFILIATED
                       INVESTMENT
                        COMPANIES
                      -------------
TAX-MANAGED U.S.
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.....      --
                           --
TOTAL................      --
                           ==
TAX-MANAGED U.S.
 TARGETED VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund.....      --
                           --
TOTAL................      --
                           ==
TAX-MANAGED U.S.
 SMALL CAP PORTFOLIO
DFA Short Term
 Investment Fund.....      --
                           --
TOTAL................      --
                           ==

                                                          NET REALIZED
                                                          GAIN/(LOSS)                                         DIVIDEND
                                                          ON SALES OF    CHANGE IN                           INCOME FROM
                                                           AFFILIATED   UNREALIZED                           AFFILIATED
                         BALANCE AT PURCHASES   PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                          10/31/17   AT COST   FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
                         ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
T.A. U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term
 Investment Fund........  $832,616  $1,716,814 $1,879,213     $(41)        $(36)      $670,140     57,921      $5,395
                          --------  ---------- ----------     ----         ----       --------     ------      ------
TOTAL...................  $832,616  $1,716,814 $1,879,213     $(41)        $(36)      $670,140     57,921      $5,395
                          ========  ========== ==========     ====         ====       ========     ======      ======
TAX-MANAGED DFA
 INTERNATIONAL VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund........  $ 26,847  $  528,847 $  522,743     $ (9)        $  1       $ 32,943      2,847      $  376
                          --------  ---------- ----------     ----         ----       --------     ------      ------
TOTAL...................  $ 26,847  $  528,847 $  522,743     $ (9)        $  1       $ 32,943      2,847      $  376
                          ========  ========== ==========     ====         ====       ========     ======      ======
T.A. WORLD EX U.S.
 CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........  $ 33,284  $   82,311 $   89,690     $ (5)        $  2       $ 25,902      2,239      $  144
                          --------  ---------- ----------     ----         ----       --------     ------      ------
TOTAL...................  $ 33,284  $   82,311 $   89,690     $ (5)        $  2       $ 25,902      2,239      $  144
                          ========  ========== ==========     ====         ====       ========     ======      ======

                         CAPITAL GAIN
                         DISTRIBUTIONS
                             FROM
                          AFFILIATED
                          INVESTMENT
                           COMPANIES
                         -------------
T.A. U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term
 Investment Fund........      --
                              --
TOTAL...................      --
                              ==
TAX-MANAGED DFA
 INTERNATIONAL VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund........      --
                              --
TOTAL...................      --
                              ==
T.A. WORLD EX U.S.
 CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........      --
                              --
TOTAL...................      --
                              ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE       INCREASE
                                                                 (DECREASE)     (DECREASE)
                                                  INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                 (DECREASE)    NET INVESTMENT  NET REALIZED
                                               PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $ 6,746        $(2,124)       $(4,622)
Tax-Managed U.S. Equity Portfolio.............      (1,006)        (2,312)         3,318
Tax-Managed U.S. Targeted Value Portfolio.....       5,937         (1,150)        (4,787)
Tax-Managed U.S. Small Cap Portfolio..........       2,691           (553)        (2,138)
T.A. U.S. Core Equity 2 Portfolio.............       3,198         (2,394)          (804)
Tax-Managed DFA International Value Portfolio.       1,370           (846)          (524)
T.A. World ex U.S. Core Equity Portfolio......       1,222             23         (1,245)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2016..........................................    $ 72,925            --    $ 72,925
2017..........................................      82,721      $101,284     184,005
Tax-Managed U.S. Equity Portfolio
2016..........................................      48,479            --      48,479
2017..........................................      52,066            --      52,066
Tax-Managed U.S. Targeted Value Portfolio
2016..........................................      43,823       128,582     172,405
2017..........................................      43,922       127,982     171,904
Tax-Managed U.S. Small Cap Portfolio
2016..........................................      22,739        94,184     116,923
2017..........................................      22,983        54,088      77,071
T.A. U.S. Core Equity 2 Portfolio
2016..........................................     104,283           166     104,449
2017..........................................     115,587           231     115,818
Tax-Managed DFA International Value Portfolio
2016..........................................      92,814            --      92,814
2017..........................................      99,420            --      99,420
T.A. World ex U.S. Core Equity Portfolio
2016..........................................      56,154            --      56,154
2017..........................................      68,459            --      68,459

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio...    $(2,378)       $(4,368)   $(6,746)
Tax-Managed U.S. Equity Portfolio.............     (2,166)            --     (2,166)
Tax-Managed U.S. Targeted Value Portfolio.....     (1,158)        (4,779)    (5,937)
Tax-Managed U.S. Small Cap Portfolio..........       (580)        (2,111)    (2,691)
T.A. U.S. Core Equity 2 Portfolio.............     (2,000)        (1,198)    (3,198)
Tax-Managed DFA International Value Portfolio.     (1,370)            --     (1,370)
T.A. World ex U.S. Core Equity Portfolio......     (1,222)            --     (1,222)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.......................     $5,880       $151,391         --         $2,200,976    $2,358,247
Tax-Managed U.S. Equity Portfolio.      1,485             --         --          1,561,081     1,562,566

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Targeted Value
  Portfolio.........................    $   888       $182,085            --      $2,037,894    $2,220,867
Tax-Managed U.S. Small Cap
  Portfolio.........................        212         82,063            --       1,388,238     1,470,513
T.A. U.S. Core Equity 2 Portfolio...      6,404         67,321            --       3,559,858     3,633,583
Tax-Managed DFA International Value
  Portfolio.........................     13,608             --      $(38,372)        573,783       549,019
T.A. World ex U.S. Core Equity
  Portfolio.........................      9,769             --       (44,688)        813,556       778,637

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                       UNLIMITED  TOTAL
                                                       --------- -------
        Tax-Managed U.S. Marketwide Value Portfolio...       --       --
        Tax-Managed U.S. Equity Portfolio.............       --       --
        Tax-Managed U.S. Targeted Value Portfolio.....       --       --
        Tax-Managed U.S. Small Cap Portfolio..........       --       --
        T.A. U.S. Core Equity 2 Portfolio.............       --       --
        Tax-Managed DFA International Value Portfolio.  $38,372  $38,372
        T.A. World ex U.S. Core Equity Portfolio......   44,688   44,688

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

            Tax-Managed U.S. Equity Portfolio............. $230,454
            Tax-Managed DFA International Value Portfolio.   55,667
            T.A. World ex U.S. Core Equity Portfolio......    8,217

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         NET
                                                                                      UNREALIZED
                                                FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,723,179  $2,244,143          --     $2,244,143
Tax-Managed U.S. Equity Portfolio.............  1,993,370   1,715,700   $ (50,928)     1,664,772
Tax-Managed U.S. Targeted Value Portfolio.....  3,325,093   2,059,647     (67,141)     1,992,506
Tax-Managed U.S. Small Cap Portfolio..........  2,167,648   1,399,797     (53,326)     1,346,471
T.A. U.S. Core Equity 2 Portfolio.............  5,782,594   3,890,090    (113,689)     3,776,401
Tax-Managed DFA International Value Portfolio.  3,480,053     772,944    (129,614)       643,330
T.A. World ex U.S. Core Equity Portfolio......  2,847,144   1,108,404    (210,356)       898,048

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. FORWARD CURRENCY CONTRACTS: The T.A. World ex U.S. Core Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the T.A. World ex U.S. Core Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the T.A. World ex U.S. Core Equity Portfolio as an unrealized gain or loss, which is presented in the Portfolio's Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the T.A. World ex U.S. Core Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                            FUTURES
                                                            -------
             Tax-Managed DFA International Value Portfolio. 28,950
             Tax-Managed U.S. Targeted Value Portfolio.....  6,165
             Tax-Managed U.S. Small Cap Portfolio..........  1,426

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2018:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Equity contracts          Receivables: Futures       Payables: Futures
                           Margin Variation           Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                    ASSET DERIVATIVES VALUE
                                                   --------------------------
                                                    TOTAL VALUE
                                                         AT          EQUITY
                                                   APRIL 30, 2018  CONTRACTS*
                                                   --------------  ----------
    Tax-Managed DFA International Value Portfolio.     $   5         $   5

                                                   LIABILITY DERIVATIVES VALUE
                                                   --------------------------
                                                    TOTAL VALUE
                                                         AT          EQUITY
                                                   APRIL 30, 2018  CONTRACTS*
                                                   --------------  ----------
    Tax-Managed DFA International Value Portfolio.     $(913)        $(913)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings for the six months ended April 30, 2018:

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity contracts. Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                       REALIZED GAIN (LOSS)
                                                        ON DERIVATIVES
                                                       -------------------
                                                                 EQUITY
                                                       TOTAL    CONTRACTS
                                                        ------  ---------
        Tax-Managed U.S. Targeted Value Portfolio..... $1,400    $1,400*
        Tax-Managed U.S. Small Cap Portfolio..........    485       485*
        Tax-Managed U.S. Core Equity 2 Portfolio......    754       754*
        Tax-Managed DFA International Value Portfolio.  1,830     1,830

                                                      CHANGE IN UNREALIZED
                                                      APPRECIATION (DEPRECIATION) ON
                                                         DERIVATIVES
                                                      -----------------------------
                                                                      EQUITY
                                                        TOTAL        CONTRACTS
                                                      -------        ---------
       Tax-Managed DFA International Value Portfolio. $(1,568)        $(1,568)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Portfolio had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                    AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                 INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                 ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Targeted Value
  Portfolio.....................     2.17%         $652          1          --         $652

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2018 if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                      PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                      --------- ------- --------------------
Tax-Managed U.S. Equity Portfolio.............  $15,923  $ 1,181       $ (2,860)
Tax-Managed U.S. Targeted Value Portfolio.....    7,286   89,188          2,159
Tax-Managed U.S. Small Cap Portfolio..........   27,886   22,514            421
T.A. U.S. Core Equity 2 Portfolio.............   22,350   11,904        (11,870)
Tax-Managed DFA International Value Portfolio.   20,606   15,048         (2,105)
T.A. World ex U.S. Core Equity Portfolio......   12,006    6,209          1,832

J. SECURITIES LENDING:

   As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                            MARKET
                                                            VALUE
                                                           --------
            Tax-Managed U.S. Equity Portfolio............. $142,191
            Tax-Managed U.S. Targeted Value Portfolio.....  368,702
            Tax-Managed U.S. Small Cap Portfolio..........  250,231
            T.A. U.S. Core Equity 2 Portfolio.............  460,186
            Tax-Managed DFA International Value Portfolio.    6,002
            T.A. World ex U.S. Core Equity Portfolio......   37,083

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                          REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                        AS OF APRIL 30, 2018
                                      ---------------------------------------------------------
                                      OVERNIGHT AND            BETWEEN
                                       CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                      ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
TAX-MANAGED U.S. EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants...... $191,922,061     --         --         --    $191,922,061
TAX-MANAGED U.S. TARGETED VALUE
  PORTFOLIO
 Common Stocks.......................  510,759,667     --         --         --     510,759,667
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
 Common Stocks.......................  496,757,848     --         --         --     496,757,848
T.A. U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants......  670,140,183     --         --         --     670,140,183
TAX-MANAGED DFA INTERNATIONAL VALUE
  PORTFOLIO
 Common Stocks.......................   32,943,020     --         --         --      32,943,020
T.A. WORLD EX U.S. CORE EQUITY
  PORTFOLIO
 Common Stocks.......................   25,902,027     --         --         --      25,902,027

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                                 PERCENTAGE
                                                   NUMBER OF   OF OUTSTANDING
                                                  SHAREHOLDERS     SHARES
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             91%
   Tax-Managed U.S. Equity Portfolio.............      3             88%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             96%
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             89%
   Tax-Managed DFA International Value Portfolio.      3             94%
   T.A. World ex U.S. Core Equity Portfolio......      3             88%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                               ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                               --------------------------------------------
                                                NET INCOME FOR      ACCUMULATED
                                                THE CURRENT OR     UNDISTRIBUTED
                                               PRECEDING FISCAL     NET PROFITS    PAID-IN
                                                     YEAR,         FROM THE SALE   SURPLUS
                                                AND ACCUMULATED    OF SECURITIES   OR OTHER
                                               UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                      INCOME          PROPERTIES      SOURCE
--------------                                 -----------------   -------------   --------
Tax-Managed U.S. Marketwide Value Portfolio
   December 15, 2017..........................        97%                0%            3%
Tax-Managed U.S. Targeted Value Portfolio
   December 15, 2017..........................        74%                0%           26%
Tax-Managed U.S. Equity Portfolio
   December 15, 2017..........................        62%                0%           38%
Tax-Managed U.S. Small Cap Portfolio
   December 15, 2017..........................        68%                0%           32%
T.A. U.S. Core Equity 2 Portfolio
   December 15, 2017..........................        59%                0%           41%
Tax-Managed DFA International Value Portfolio
   December 15, 2017..........................        79%                0%           21%
T.A. World ex U.S. Core Equity Portfolio
   December 15, 2017..........................        69%                0%           31%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      SIX MONTHS ENDED APRIL 30, 2018
EXPENSE TABLES
                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/17  04/30/18    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,036.70    0.21%    $1.06
Hypothetical 5% Annual Return................ $1,000.00 $1,023.75    0.21%    $1.05

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................   5.7%
              Energy.......................................  13.7%
              Financials...................................  24.0%
              Health Care..................................  13.9%
              Industrials..................................  11.0%
              Information Technology.......................  12.8%
              Materials....................................   1.9%
              Telecommunication Services...................   3.3%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (97.7%)
Consumer Discretionary -- (13.4%)
*   Charter Communications, Inc. Class A...   339,394 $   92,074,198            1.4%
    Comcast Corp. Class A.................. 7,135,970    223,998,098            3.3%
    Ford Motor Co.......................... 2,868,969     32,247,212            0.5%
    General Motors Co...................... 1,095,598     40,252,270            0.6%
    Royal Caribbean Cruises, Ltd...........   322,500     34,891,275            0.5%
    Time Warner, Inc....................... 1,534,860    145,504,728            2.2%
    Twenty-First Century Fox, Inc. Class A.   987,646     36,108,338            0.6%
    Other Securities.......................              324,608,850            4.6%
                                                      --------------           -----
Total Consumer Discretionary...............              929,684,969           13.7%
                                                      --------------           -----
Consumer Staples -- (5.6%)
    Archer-Daniels-Midland Co..............   813,476     36,915,541            0.6%
    Mondelez International, Inc. Class A... 2,081,099     82,203,410            1.2%
    Walgreens Boots Alliance, Inc..........   702,679     46,693,020            0.7%
    Walmart, Inc........................... 1,266,497    112,034,325            1.7%
    Other Securities.......................              109,746,507            1.5%
                                                      --------------           -----
Total Consumer Staples.....................              387,592,803            5.7%
                                                      --------------           -----
Energy -- (13.4%)
    Chevron Corp........................... 1,121,044    140,253,815            2.1%
    ConocoPhillips......................... 1,489,306     97,549,543            1.4%
    Exxon Mobil Corp....................... 2,900,873    225,542,876            3.3%
    Marathon Petroleum Corp................   903,936     67,713,846            1.0%
    Occidental Petroleum Corp..............   484,588     37,439,269            0.6%
    Phillips 66............................   775,455     86,315,896            1.3%
    Schlumberger, Ltd......................   577,687     39,606,221            0.6%
    Valero Energy Corp.....................   605,899     67,212,376            1.0%
    Other Securities.......................              171,272,416            2.4%
                                                      --------------           -----
Total Energy...............................              932,906,258           13.7%
                                                      --------------           -----
Financials -- (23.4%)
    American International Group, Inc......   665,461     37,265,816            0.6%
    Bank of America Corp................... 5,929,137    177,399,779            2.6%
    Bank of New York Mellon Corp. (The)....   750,997     40,936,846            0.6%
    Capital One Financial Corp.............   372,872     33,789,661            0.5%
    Citigroup, Inc......................... 1,870,326    127,687,156            1.9%
    Goldman Sachs Group, Inc. (The)........   209,155     49,847,911            0.7%
    JPMorgan Chase & Co.................... 2,748,095    298,937,774            4.4%
    MetLife, Inc...........................   949,912     45,282,305            0.7%
    Morgan Stanley......................... 1,102,617     56,917,090            0.8%
    Prudential Financial, Inc..............   497,625     52,907,490            0.8%
    Wells Fargo & Co....................... 3,633,493    188,796,296            2.8%
    Other Securities.......................              518,122,072            7.6%
                                                      --------------           -----
Total Financials...........................            1,627,890,196           24.0%
                                                      --------------           -----
Health Care -- (13.6%)
    Abbott Laboratories....................   915,297     53,206,215            0.8%
    Aetna, Inc.............................   558,462     99,992,621            1.5%
    Anthem, Inc............................   504,640    119,089,994            1.8%
    CVS Health Corp........................ 1,510,745    105,495,323            1.6%
    Danaher Corp...........................   405,225     40,652,172            0.6%
*   Express Scripts Holding Co.............   493,239     37,338,192            0.6%
    Humana, Inc............................   198,071     58,268,527            0.9%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Health Care -- (Continued)
      Medtronic P.L.C...............................................    814,175 $   65,239,843            1.0%
      Pfizer, Inc...................................................  3,696,959    135,345,669            2.0%
      Thermo Fisher Scientific, Inc.................................    435,609     91,630,353            1.4%
      Other Securities..............................................               139,276,765            1.7%
                                                                                --------------          ------
Total Health Care...................................................               945,535,674           13.9%
                                                                                --------------          ------
Industrials -- (10.8%)
      CSX Corp......................................................  1,055,544     62,688,758            0.9%
      Norfolk Southern Corp.........................................    545,229     78,224,005            1.2%
      Union Pacific Corp............................................    563,195     75,259,748            1.1%
      United Technologies Corp......................................    384,209     46,162,711            0.7%
      Other Securities..............................................               485,146,991            7.1%
                                                                                --------------          ------
Total Industrials...................................................               747,482,213           11.0%
                                                                                --------------          ------
Information Technology -- (12.5%)
      Activision Blizzard, Inc......................................    849,537     56,366,780            0.8%
      Cisco Systems, Inc............................................  4,715,767    208,861,320            3.1%
      Intel Corp....................................................  4,978,195    256,974,426            3.8%
*     Micron Technology, Inc........................................    842,584     38,742,012            0.6%
      QUALCOMM, Inc.................................................    688,597     35,125,333            0.5%
      Other Securities..............................................               272,999,995            4.0%
                                                                                --------------          ------
Total Information Technology........................................               869,069,866           12.8%
                                                                                --------------          ------
Materials -- (1.8%)
      Other Securities..............................................               126,567,953            1.9%
                                                                                --------------          ------
Real Estate -- (0.0%)
      Other Securities..............................................                 2,861,596            0.0%
                                                                                --------------          ------
Telecommunication Services -- (3.2%)
      AT&T, Inc.....................................................  6,281,506    205,405,246            3.0%
      Other Securities..............................................                15,509,266            0.2%
                                                                                --------------          ------
Total Telecommunication Services....................................               220,914,512            3.2%
                                                                                --------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                 2,979,480            0.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             6,793,485,520           99.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     2,519            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             6,793,488,039
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%.......................................................  1,407,061      1,407,061            0.0%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund................................ 13,800,329 $  159,669,803            2.4%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,823,041,241)...........................................              $6,954,564,903          102.3%
                                                                                ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  929,402,539 $    282,430   --    $  929,684,969
  Consumer Staples............    387,592,803           --   --       387,592,803
  Energy......................    932,906,258           --   --       932,906,258
  Financials..................  1,627,869,931       20,265   --     1,627,890,196
  Health Care.................    945,535,674           --   --       945,535,674
  Industrials.................    747,482,213           --   --       747,482,213
  Information Technology......    869,069,866           --   --       869,069,866
  Materials...................    126,567,953           --   --       126,567,953
  Real Estate.................      2,861,596           --   --         2,861,596
  Telecommunication Services..    220,914,512           --   --       220,914,512
  Utilities...................      2,979,480           --   --         2,979,480
Rights/Warrants...............             --        2,519   --             2,519
Temporary Cash Investments....      1,407,061           --   --         1,407,061
Securities Lending Collateral.             --  159,669,803   --       159,669,803
                               -------------- ------------   --    --------------
TOTAL......................... $6,794,589,886 $159,975,017   --    $6,954,564,903
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $272,528 of securities on loan)*............................... $6,793,488
Temporary Cash Investments at Value & Cost.....................................................      1,407
Collateral Received from Securities on Loan at Value & Cost....................................    834,072
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $159,663).    159,670
Receivables:
  Investment Securities Sold...................................................................      3,932
  Dividends and Interest.......................................................................      6,825
  Securities Lending Income....................................................................         72
Prepaid Expenses and Other Assets..............................................................          6
                                                                                                ----------
     Total Assets..............................................................................  7,799,472
                                                                                                ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................    993,733
  Investment Securities Purchased..............................................................      8,818
  Due to Advisor...............................................................................      1,124
Accrued Expenses and Other Liabilities.........................................................        369
                                                                                                ----------
     Total Liabilities.........................................................................  1,004,044
                                                                                                ==========
NET ASSETS..................................................................................... $6,795,428
                                                                                                ==========
Investments at Cost............................................................................ $3,661,971
                                                                                                ==========

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES#

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

   INVESTMENT INCOME
     Dividends (Net of Foreign Taxes Withheld of $4)............... $ 74,999
     Income from Securities Lending................................      440
                                                                    --------
        Total Investment Income....................................   75,439
                                                                    --------
   EXPENSES
     Investment Management Fees....................................    6,862
     Accounting & Transfer Agent Fees..............................      142
     Custodian Fees................................................       33
     Directors'/Trustees' Fees & Expenses..........................       27
     Professional Fees.............................................       42
     Other.........................................................       75
                                                                    --------
        Total Expenses.............................................    7,181
                                                                    --------
     Net Expenses..................................................    7,181
                                                                    --------
     NET INVESTMENT INCOME (LOSS)..................................   68,258
                                                                    --------
   REALIZED AND UNREALIZED GAIN (LOSS)
     Net Realized Gain (Loss) on:
       Investment Securities Sold**................................  117,773
       Affiliated Investment Companies Shares Sold.................      (24)
       Futures.....................................................      697
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................   59,996
       Affiliated Investment Companies Shares......................        2
                                                                    --------
     NET REALIZED AND UNREALIZED GAIN (LOSS).......................  178,444
                                                                    --------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $246,702
                                                                    ========

----------
**Net of foreign capital gain taxes withheld of $0.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                          THE TAX-MANAGED U.S.
                                                                         MARKETWIDE VALUE SERIES
                                                                         ----------------------
                                                                         SIX MONTHS     YEAR
                                                                            ENDED      ENDED
                                                                          APRIL 30,   OCT. 31,
                                                                            2018        2017
                                                                         ----------- ----------
                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   68,258  $  126,408
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    117,773     218,751
    Affiliated Investment Companies Shares Sold.........................        (24)         22
    Investment Securities Sold..........................................         --          --
    Futures.............................................................        697          77
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................     59,996     896,370
    Affiliated Investment Companies Shares Sold.........................          2         (29)
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    246,702   1,241,599
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................     97,907     176,018
  Withdrawals...........................................................   (216,277)   (288,925)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............   (118,370)   (112,907)
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    128,332   1,128,692
NET ASSETS
  Beginning of Period...................................................  6,667,096   5,538,404
                                                                         ----------  ----------
  End of Period......................................................... $6,795,428  $6,667,096
                                                                         ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                     THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                      -------------------------------------------------------------------------
                                                       SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                          ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                        APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                          2018          2017        2016        2015        2014        2013
--------------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
Total Return.........................................       3.67%(C)      22.61%       2.79%       2.93%      15.17%      35.92%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $6,795,428     $6,667,096  $5,538,404  $5,348,412  $5,143,977  $4,389,755
Ratio of Expenses to Average Net Assets..............       0.21%(D)       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Net Investment Income to Average Net Assets.       1.99%(D)       2.02%       2.05%       1.82%       1.61%       1.82%
Portfolio Turnover Rate..............................          3%(C)          7%          9%          6%          2%          5%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $184 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2018, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2018, the total related amounts paid by the Trust to the CCO were $43 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
        -                                             --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $197,163  $221,958

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                      NET REALIZED
                                                      GAIN/(LOSS)                                         DIVIDEND
                                                      ON SALES OF    CHANGE IN                           INCOME FROM
                                                       AFFILIATED   UNREALIZED                           AFFILIATED
                      BALANCE AT PURCHASES  PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                       10/31/17   AT COST  FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
                      ---------- --------- ---------- ------------ ------------- ---------- ------------ -----------
THE TAX-MANAGED U.S.
 MARKETWIDE VALUE
 SERIES
DFA Short Term
 Investment Fund.....  $108,958  $697,612   $646,878      $(24)         $2        $159,670     13,800        --
                       --------  --------   --------      ----          --        --------     ------        --
TOTAL................  $108,958  $697,612   $646,878      $(24)         $2        $159,670     13,800        --
                       ========  ========   ========      ====          ==        ========     ======        ==

                      CAPITAL GAIN
                      DISTRIBUTIONS
                          FROM
                       AFFILIATED
                       INVESTMENT
                        COMPANIES
                      -------------
THE TAX-MANAGED U.S.
 MARKETWIDE VALUE
 SERIES
DFA Short Term
 Investment Fund.....      --
                           --
TOTAL................      --
                           ==

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        NET
                                                                                     UNREALIZED
                                               FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                               TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                              ---------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $3,823,041  $3,226,161    $(94,637)    $3,131,524

   The difference between book-basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of derivatives on the Series' Statement of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the six months ended April 30, 2018:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                       REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                       -----------------------
                                                                   EQUITY
                                                       TOTAL     CONTRACTS*
                                                       -----     ----------
         The Tax-Managed U.S. Marketwide Value Series. $697         $697

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Series had limited activity in futures contracts.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value
  Series..............................     2.28%        $2,064         31         $4        $6,229

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2018.

H. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                     --------- ------ --------------------
The Tax-Managed U.S. Marketwide Value Series.  $60,355  $1,369         $411

I. SECURITIES LENDING:

   As of April 30, 2018, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                            MARKET
                                                            VALUE
                                                           --------
             The Tax-Managed U.S. Marketwide Value Series. $122,459

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF APRIL 30, 2018
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE TAX-MANAGED U.S. MARKETWIDE
  VALUE SERIES
Common Stocks................... $159,669,803     --         --         --    $159,669,803

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

L. OTHER:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-002S
 [LOGO]                                                              00211522

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

VA U.S. TARGETED VALUE PORTFOLIO

VA U.S. LARGE VALUE PORTFOLIO

VA INTERNATIONAL VALUE PORTFOLIO

VA INTERNATIONAL SMALL PORTFOLIO

VA SHORT-TERM FIXED PORTFOLIO

VA GLOBAL BOND PORTFOLIO

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

VA EQUITY ALLOCATION PORTFOLIO

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
      Disclosure of Fund Expenses.......................................   2
      Disclosure of Portfolio Holdings..................................   4
      Summary Schedules of Portfolio Holdings/Schedules of Investments
          VA U.S. Targeted Value Portfolio..............................   6
          VA U.S. Large Value Portfolio.................................   9
          VA International Value Portfolio..............................  12
          VA International Small Portfolio..............................  16
          VA Short-Term Fixed Portfolio.................................  20
          VA Global Bond Portfolio......................................  24
          VIT Inflation-Protected Securities Portfolio..................  29
          DFA VA Global Moderate Allocation Portfolio...................  30
          VA Equity Allocation Portfolio................................  31
      Statements of Assets and Liabilities..............................  32
      Statements of Operations..........................................  35
      Statements of Changes in Net Assets...............................  38
      Financial Highlights..............................................  42
      Notes to Financial Statements.....................................  47
      Section 19(a) Notice..............................................  65
   VOTING PROXIES ON FUND PORTFOLIO SECURITIES..........................  66
   BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS...................  67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS/SCHEDULES OF INVESTMENTS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of April 30, 2018.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
(S)     Affiliated Fund.
^^^     Face Amount of security is not adjusted for inflation.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Underlying Funds.
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED APRIL 30, 2018
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/17  04/30/18    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   VA U.S. TARGETED VALUE PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,029.00    0.37%    $1.86
   Hypothetical 5% Annual Return.... $1,000.00 $1,022.96    0.37%    $1.86

   VA U.S. LARGE VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return............... $1,000.00 $1,036.60    0.26%    $1.31
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.51    0.26%    $1.30

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                 BEGINNING  ENDING              EXPENSES
                                                  ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                   VALUE    VALUE     EXPENSE    DURING
                                                 11/01/17  04/30/18    RATIO*   PERIOD*
                                                 --------- --------- ---------- --------
VA INTERNATIONAL VALUE PORTFOLIO
--------------------------------
Actual Fund Return.............................. $1,000.00 $1,048.30    0.43%    $2.18
Hypothetical 5% Annual Return................... $1,000.00 $1,022.66    0.43%    $2.16

VA INTERNATIONAL SMALL PORTFOLIO
--------------------------------
Actual Fund Return.............................. $1,000.00 $1,038.00    0.56%    $2.83
Hypothetical 5% Annual Return................... $1,000.00 $1,022.02    0.56%    $2.81

VA SHORT-TERM FIXED PORTFOLIO
-----------------------------
Actual Fund Return.............................. $1,000.00 $1,001.50    0.26%    $1.29
Hypothetical 5% Annual Return................... $1,000.00 $1,023.51    0.26%    $1.30

VA GLOBAL BOND PORTFOLIO
------------------------
Actual Fund Return.............................. $1,000.00 $  992.00    0.23%    $1.14
Hypothetical 5% Annual Return................... $1,000.00 $1,023.65    0.23%    $1.15

VIT INFLATION -- PROTECTED SECURITIES PORTFOLIO
-----------------------------------------------
Actual Fund Return.............................. $1,000.00 $  995.10    0.11%    $0.54
Hypothetical 5% Annual Return................... $1,000.00 $1,024.25    0.11%    $0.55

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO**
---------------------------------------------
Actual Fund Return.............................. $1,000.00 $1,022.40    0.40%    $2.01
Hypothetical 5% Annual Return................... $1,000.00 $1,022.81    0.40%    $2.01

VA EQUITY ALLOCATION PORTFOLIO**
--------------------------------
Actual Fund Return.............................. $1,000.00 $1,035.00    0.40%    $2.02
Hypothetical 5% Annual Return................... $1,000.00 $1,022.81    0.40%    $2.01

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  DFA VA Global Moderate Allocation Portfolio.              100.0%
  VA Equity Allocation Portfolio..............              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

         VA U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  14.9%
Consumer Staples.............................   2.9%
Energy.......................................  10.4%
Financials...................................  27.6%
Health Care..................................   5.6%
Industrials..................................  20.3%
Information Technology.......................  10.4%
Materials....................................   6.3%
Real Estate..................................   0.7%
Telecommunication Services...................   0.5%
Utilities....................................   0.4%
                                              -----
                                              100.0%

           VA U.S. LARGE VALUE PORTFOLIO
Consumer Discretionary.......................  12.3%
Consumer Staples.............................   5.0%
Energy.......................................  14.4%
Financials...................................  24.3%
Health Care..................................  13.8%
Industrials..................................   7.9%
Information Technology.......................  13.8%
Materials....................................   4.2%
Real Estate..................................   0.2%
Telecommunication Services...................   4.0%
Utilities....................................   0.1%
                                              -----
                                              100.0%

         VA INTERNATIONAL VALUE PORTFOLIO
Consumer Discretionary.......................  16.1%
Consumer Staples.............................   2.3%
Energy.......................................  16.3%
Financials...................................  29.6%
Health Care..................................   3.4%
Industrials..................................   8.3%
Information Technology.......................   2.5%
Materials....................................  12.9%
Real Estate..................................   2.7%
Telecommunication Services...................   3.7%
Utilities....................................   2.2%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


         VA INTERNATIONAL SMALL PORTFOLIO
Consumer Discretionary.......................  16.9%
Consumer Staples.............................   6.4%
Energy.......................................   4.8%
Financials...................................  12.2%
Health Care..................................   5.0%
Industrials..................................  24.0%
Information Technology.......................  10.6%
Materials....................................  11.9%
Real Estate..................................   4.2%
Telecommunication Services...................   1.4%
Utilities....................................   2.6%
                                              -----
                                              100.0%

FIXED INCOME PORTFOLIOS

           VA SHORT-TERM FIXED PORTFOLIO
Corporate....................................  25.0%
Government...................................   6.9%
Foreign Corporate............................  30.2%
Foreign Government...........................  31.7%
Supranational................................   6.2%
                                              -----
                                              100.0%

             VA GLOBAL BOND PORTFOLIO
Corporate....................................  37.1%
Foreign Corporate............................  31.0%
Foreign Government...........................  24.8%
Supranational................................   7.1%
                                              -----
                                              100.0%

  VIT INFLATION -- PROTECTED SECURITIES PORTFOLIO
Government................................... 100.0%
                                              -----
                                              100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------    ------    ---------------
 COMMON STOCKS -- (92.7%)
 Consumer Discretionary -- (13.8%)
     American Eagle Outfitters, Inc........  86,932 $ 1,797,754            0.5%
 #*  AutoNation, Inc.......................  25,761   1,189,901            0.4%
     Goodyear Tire & Rubber Co. (The)......  58,001   1,456,405            0.4%
     International Game Technology P.L.C...  50,779   1,435,522            0.4%
 #   Macy's, Inc...........................  56,260   1,747,998            0.5%
     PulteGroup, Inc.......................  38,057   1,155,411            0.3%
     Toll Brothers, Inc....................  43,252   1,823,504            0.5%
     Other Securities......................          40,287,722           11.9%
                                                    -----------           -----
 Total Consumer Discretionary..............          50,894,217           14.9%
                                                    -----------           -----
 Consumer Staples -- (2.7%)
     Other Securities......................           9,819,158            2.9%
                                                    -----------           -----
 Energy -- (9.7%)
 #*  Antero Resources Corp.................  90,357   1,716,783            0.5%
     Helmerich & Payne, Inc................  25,106   1,746,122            0.5%
 #   Murphy Oil Corp.......................  44,623   1,343,599            0.4%
     PBF Energy, Inc. Class A..............  30,503   1,169,180            0.3%
 *   RSP Permian, Inc......................  38,674   1,918,617            0.6%
 *   WPX Energy, Inc.......................  89,677   1,532,580            0.5%
     Other Securities......................          26,251,005            7.6%
                                                    -----------           -----
 Total Energy..............................          35,677,886           10.4%
                                                    -----------           -----
 Financials -- (25.6%)
     Associated Banc-Corp..................  50,499   1,335,699            0.4%
     Assurant, Inc.........................  16,139   1,498,022            0.4%
     Assured Guaranty, Ltd.................  30,658   1,112,579            0.3%
     CIT Group, Inc........................  25,363   1,342,971            0.4%
     Investors Bancorp, Inc................  75,714   1,012,296            0.3%
     Janus Henderson Group P.L.C...........  33,900   1,070,901            0.3%
 #   New York Community Bancorp, Inc....... 113,503   1,348,416            0.4%
     Old Republic International Corp.......  59,758   1,219,063            0.4%
     PacWest Bancorp.......................  30,208   1,547,858            0.5%
     People's United Financial, Inc........  81,193   1,485,020            0.4%
     Pinnacle Financial Partners, Inc......  17,600   1,127,280            0.3%
     Popular, Inc..........................  24,047   1,113,136            0.3%
     Prosperity Bancshares, Inc............  15,628   1,121,622            0.3%
     Santander Consumer USA Holdings, Inc..  63,053   1,163,328            0.3%
     Umpqua Holdings Corp..................  54,549   1,285,174            0.4%
     Validus Holdings, Ltd.................  17,385   1,178,181            0.3%
     Other Securities......................          74,376,513           21.8%
                                                    -----------           -----
 Total Financials..........................          94,338,059           27.5%
                                                    -----------           -----
 Health Care -- (5.2%)
 *   Allscripts Healthcare Solutions, Inc..  87,246   1,013,799            0.3%
     Other Securities......................          17,994,964            5.2%
                                                    -----------           -----
 Total Health Care.........................          19,008,763            5.5%
                                                    -----------           -----
 Industrials -- (18.9%)
 *   AECOM.................................  64,215   2,211,565            0.7%
     Air Lease Corp........................  50,052   2,086,668            0.6%
 #   Alaska Air Group, Inc.................  15,420   1,001,221            0.3%
     AMERCO................................   4,785   1,615,033            0.5%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
*     Genesee & Wyoming, Inc. Class A...............................    15,696 $  1,117,555            0.3%
      Jacobs Engineering Group, Inc.................................    30,420    1,767,098            0.5%
*     JetBlue Airways Corp..........................................    84,042    1,612,766            0.5%
*     Kirby Corp....................................................    14,913    1,272,079            0.4%
*     KLX, Inc......................................................    17,210    1,346,338            0.4%
*     Quanta Services, Inc..........................................    38,352    1,246,440            0.4%
#     Snap-on, Inc..................................................     6,841      993,655            0.3%
      Trinity Industries, Inc.......................................    46,408    1,479,023            0.4%
      Other Securities..............................................             51,756,202           15.0%
                                                                               ------------          ------
Total Industrials...................................................             69,505,643           20.3%
                                                                               ------------          ------
Information Technology -- (9.6%)
*     ARRIS International P.L.C.....................................    37,146    1,002,942            0.3%
*     Arrow Electronics, Inc........................................    33,966    2,538,619            0.8%
      Avnet, Inc....................................................    46,812    1,836,435            0.5%
      Jabil, Inc....................................................    41,431    1,102,065            0.3%
      Xerox Corp....................................................    33,125    1,041,781            0.3%
      Other Securities..............................................             28,025,677            8.2%
                                                                               ------------          ------
Total Information Technology........................................             35,547,519           10.4%
                                                                               ------------          ------
Materials -- (5.8%)
*     Alcoa Corp....................................................    20,661    1,057,843            0.3%
      Mosaic Co. (The)..............................................    52,523    1,415,495            0.4%
      Reliance Steel & Aluminum Co..................................    21,094    1,854,584            0.5%
      Other Securities..............................................             17,046,740            5.0%
                                                                               ------------          ------
Total Materials.....................................................             21,374,662            6.2%
                                                                               ------------          ------
Real Estate -- (0.6%)
      Other Securities..............................................              2,263,986            0.7%
                                                                               ------------          ------
Telecommunication Services -- (0.4%)
      Other Securities..............................................              1,624,514            0.5%
                                                                               ------------          ------
Utilities -- (0.4%)
      Other Securities..............................................              1,363,843            0.4%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            341,418,250           99.7%
                                                                               ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                  1,181            0.0%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            341,419,431
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 2,139,560    2,139,560            0.6%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@  DFA Short Term Investment Fund................................ 2,135,273   24,705,109            7.2%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $326,632,421).............................................             $368,264,100          107.5%
                                                                               ============          ======

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 50,894,217          --   --    $ 50,894,217
    Consumer Staples............    9,819,158          --   --       9,819,158
    Energy......................   35,677,886          --   --      35,677,886
    Financials..................   94,331,399 $     6,660   --      94,338,059
    Health Care.................   19,008,763          --   --      19,008,763
    Industrials.................   69,505,643          --   --      69,505,643
    Information Technology......   35,547,519          --   --      35,547,519
    Materials...................   21,374,662          --   --      21,374,662
    Real Estate.................    2,263,986          --   --       2,263,986
    Telecommunication Services..    1,624,514          --   --       1,624,514
    Utilities...................    1,363,843          --   --       1,363,843
  Rights/Warrants...............           --       1,181   --           1,181
  Temporary Cash Investments....    2,139,560          --   --       2,139,560
  Securities Lending Collateral.           --  24,705,109   --      24,705,109
                                 ------------ -----------   --    ------------
  TOTAL......................... $343,551,150 $24,712,950   --    $368,264,100
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------     ------    ---------------
COMMON STOCKS -- (98.6%)
Consumer Discretionary -- (12.1%)
*   Charter Communications, Inc. Class A.....  13,352 $  3,622,264            0.8%
    Comcast Corp. Class A.................... 278,484    8,741,613            2.0%
    Ford Motor Co............................ 247,010    2,776,392            0.6%
    General Motors Co........................  89,460    3,286,760            0.8%
    Time Warner, Inc.........................  47,918    4,542,626            1.0%
    Other Securities.........................           30,447,597            7.1%
                                                      ------------           -----
Total Consumer Discretionary.................           53,417,252           12.3%
                                                      ------------           -----
Consumer Staples -- (4.9%)
    Mondelez International, Inc. Class A.....  57,994    2,290,763            0.5%
    Walgreens Boots Alliance, Inc............  47,208    3,136,971            0.7%
    Walmart, Inc.............................  76,563    6,772,763            1.6%
    Other Securities.........................            9,374,158            2.2%
                                                      ------------           -----
Total Consumer Staples.......................           21,574,655            5.0%
                                                      ------------           -----
Energy -- (14.2%)
    Andeavor.................................  20,289    2,806,374            0.6%
    Chevron Corp.............................  91,524   11,450,568            2.6%
    ConocoPhillips...........................  40,265    2,637,357            0.6%
    Exxon Mobil Corp......................... 207,228   16,111,977            3.7%
    Marathon Petroleum Corp..................  31,835    2,384,760            0.6%
    Occidental Petroleum Corp................  46,152    3,565,704            0.8%
    Valero Energy Corp.......................  31,170    3,457,688            0.8%
    Other Securities.........................           20,279,826            4.7%
                                                      ------------           -----
Total Energy.................................           62,694,254           14.4%
                                                      ------------           -----
Financials -- (24.0%)
    Aflac, Inc...............................  48,922    2,229,376            0.5%
    Bank of America Corp..................... 322,497    9,649,110            2.2%
    Bank of New York Mellon Corp. (The)......  68,240    3,719,762            0.9%
*   Berkshire Hathaway, Inc. Class B.........  15,515    3,005,721            0.7%
    Capital One Financial Corp...............  28,394    2,573,064            0.6%
    Citigroup, Inc...........................  83,695    5,713,858            1.3%
    Goldman Sachs Group, Inc. (The)..........  17,747    4,229,643            1.0%
    JPMorgan Chase & Co...................... 148,669   16,172,214            3.7%
    Morgan Stanley...........................  85,157    4,395,804            1.0%
    PNC Financial Services Group, Inc. (The).  19,399    2,824,688            0.7%
    Travelers Cos., Inc. (The)...............  17,527    2,306,553            0.5%
    Wells Fargo & Co......................... 290,788   15,109,344            3.5%
    Other Securities.........................           33,712,993            7.6%
                                                      ------------           -----
Total Financials.............................          105,642,130           24.2%
                                                      ------------           -----
Health Care -- (13.6%)
    Abbott Laboratories......................  57,952    3,368,750            0.8%
    Aetna, Inc...............................  21,525    3,854,051            0.9%
    Anthem, Inc..............................  17,967    4,240,032            1.0%
*   Centene Corp.............................  21,714    2,357,706            0.5%
    CVS Health Corp..........................  71,350    4,982,371            1.1%
    Danaher Corp.............................  27,952    2,804,145            0.6%
*   Express Scripts Holding Co...............  37,088    2,807,562            0.6%
    Humana, Inc..............................   8,868    2,608,788            0.6%
*   Laboratory Corp. of America Holdings.....  12,937    2,208,993            0.5%
    Medtronic P.L.C..........................  65,131    5,218,947            1.2%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                     ------     ------    ---------------
Health Care -- (Continued)
      Pfizer, Inc................................................... 287,669 $ 10,531,562            2.4%
      Thermo Fisher Scientific, Inc.................................  11,061    2,326,681            0.5%
      Other Securities..............................................           12,525,959            3.0%
                                                                             ------------          ------
Total Health Care...................................................           59,835,547           13.7%
                                                                             ------------          ------
Industrials -- (7.8%)
      Delta Air Lines, Inc..........................................  45,864    2,395,018            0.5%
      Eaton Corp. P.L.C.............................................  28,728    2,155,462            0.5%
      Norfolk Southern Corp.........................................  17,791    2,552,475            0.6%
      Other Securities..............................................           27,216,414            6.3%
                                                                             ------------          ------
Total Industrials...................................................           34,319,369            7.9%
                                                                             ------------          ------
Information Technology -- (13.6%)
      Cisco Systems, Inc............................................ 267,809   11,861,261            2.7%
      HP, Inc....................................................... 106,724    2,293,499            0.5%
      Intel Corp.................................................... 347,350   17,930,207            4.1%
*     Micron Technology, Inc........................................  76,193    3,503,354            0.8%
      QUALCOMM, Inc.................................................  71,958    3,670,578            0.9%
      Other Securities..............................................           20,511,083            4.7%
                                                                             ------------          ------
Total Information Technology........................................           59,769,982           13.7%
                                                                             ------------          ------
Materials -- (4.1%)
      DowDuPont, Inc................................................  44,769    2,831,192            0.7%
      Nucor Corp....................................................  39,241    2,418,030            0.6%
      Other Securities..............................................           13,034,971            2.9%
                                                                             ------------          ------
Total Materials.....................................................           18,284,193            4.2%
                                                                             ------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................              741,392            0.2%
                                                                             ------------          ------
Telecommunication Services -- (4.0%)
      AT&T, Inc..................................................... 451,571   14,766,372            3.4%
      Other Securities..............................................            2,657,383            0.6%
                                                                             ------------          ------
Total Telecommunication Services....................................           17,423,755            4.0%
                                                                             ------------          ------
Utilities -- (0.1%)
      Other Securities..............................................              619,652            0.1%
                                                                             ------------          ------
TOTAL COMMON STOCKS.................................................          434,322,181           99.7%
                                                                             ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 948,406      948,406            0.2%
                                                                             ------------          ------

SECURITIES LENDING COLLATERAL -- (1.2%)
(S)@  DFA Short Term Investment Fund................................ 449,967    5,206,122            1.2%
                                                                             ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $337,995,704).............................................           $440,476,709          101.1%
                                                                             ============          ======

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ---------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 53,417,252         --   --    $ 53,417,252
    Consumer Staples............   21,574,655         --   --      21,574,655
    Energy......................   62,694,254         --   --      62,694,254
    Financials..................  105,642,130         --   --     105,642,130
    Health Care.................   59,835,547         --   --      59,835,547
    Industrials.................   34,319,369         --   --      34,319,369
    Information Technology......   59,769,982         --   --      59,769,982
    Materials...................   18,284,193         --   --      18,284,193
    Real Estate.................      741,392         --   --         741,392
    Telecommunication Services..   17,423,755         --   --      17,423,755
    Utilities...................      619,652         --   --         619,652
  Temporary Cash Investments....      948,406         --   --         948,406
  Securities Lending Collateral.           -- $5,206,122   --       5,206,122
                                 ------------ ----------   --    ------------
  TOTAL......................... $435,270,587 $5,206,122   --    $440,476,709
                                 ============ ==========   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                 ------    -------   ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.8%)
    Australia & New Zealand Banking Group, Ltd.. 177,416 $ 3,566,449            1.2%
    BHP Billiton, Ltd...........................  80,331   1,874,062            0.6%
    Woodside Petroleum, Ltd.....................  65,933   1,597,787            0.5%
    Other Securities............................           8,092,698            2.9%
                                                         -----------           -----
TOTAL AUSTRALIA.................................          15,130,996            5.2%
                                                         -----------           -----

AUSTRIA -- (0.1%)
    Other Securities............................             284,850            0.1%
                                                         -----------           -----

BELGIUM -- (1.1%)
    Other Securities............................           3,395,794            1.2%
                                                         -----------           -----

CANADA -- (7.9%)
    Bank of Montreal............................  40,421   3,069,167            1.1%
    Canadian Natural Resources, Ltd.............  60,646   2,188,108            0.7%
    Manulife Financial Corp.....................  71,784   1,354,564            0.5%
    Suncor Energy, Inc. (B3NB0P5)...............  49,861   1,906,186            0.7%
    Suncor Energy, Inc. (B3NB1P2)...............  57,131   2,184,766            0.7%
    Other Securities............................          14,060,776            4.8%
                                                         -----------           -----
TOTAL CANADA....................................          24,763,567            8.5%
                                                         -----------           -----

DENMARK -- (1.2%)
    Other Securities............................           3,872,128            1.3%
                                                         -----------           -----

FINLAND -- (0.9%)
    Other Securities............................           2,894,149            1.0%
                                                         -----------           -----

FRANCE -- (9.6%)
    AXA SA......................................  58,603   1,675,966            0.6%
    BNP Paribas SA..............................  55,790   4,306,947            1.5%
    Engie SA.................................... 132,481   2,323,912            0.8%
    Orange SA................................... 146,823   2,669,186            0.9%
    Peugeot SA..................................  69,936   1,722,074            0.6%
    Renault SA..................................  22,289   2,415,715            0.8%
    Societe Generale SA.........................  28,562   1,563,162            0.5%
    Total SA.................................... 146,294   9,194,825            3.2%
    Other Securities............................           4,172,188            1.4%
                                                         -----------           -----
TOTAL FRANCE....................................          30,043,975           10.3%
                                                         -----------           -----

GERMANY -- (6.5%)
    Bayerische Motoren Werke AG.................  25,906   2,880,278            1.0%
    Daimler AG..................................  74,152   5,829,686            2.0%
    HeidelbergCement AG.........................  12,623   1,234,366            0.4%
    RWE AG......................................  65,589   1,567,690            0.5%
    Other Securities............................           8,962,020            3.1%
                                                         -----------           -----
TOTAL GERMANY...................................          20,474,040            7.0%
                                                         -----------           -----

HONG KONG -- (2.6%)
    CK Hutchison Holdings, Ltd.................. 164,012   1,939,418            0.6%
    Other Securities............................           6,326,602            2.2%
                                                         -----------           -----
TOTAL HONG KONG.................................           8,266,020            2.8%
                                                         -----------           -----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------    -------   ---------------
 IRELAND -- (0.4%)
     Other Securities......................         $ 1,124,450            0.4%
                                                    -----------           -----

 ISRAEL -- (0.3%)
     Other Securities......................             993,292            0.3%
                                                    -----------           -----

 ITALY -- (1.9%)
     UniCredit SpA.........................  99,556   2,158,361            0.7%
     Other Securities......................           3,720,229            1.3%
                                                    -----------           -----
 TOTAL ITALY...............................           5,878,590            2.0%
                                                    -----------           -----

 JAPAN -- (21.4%)
     Hitachi, Ltd.......................... 244,000   1,780,848            0.6%
     Honda Motor Co., Ltd..................  98,700   3,393,892            1.2%
     Mitsubishi Corp.......................  53,400   1,472,534            0.5%
     Mitsubishi UFJ Financial Group, Inc... 376,400   2,522,385            0.9%
     Mizuho Financial Group, Inc........... 764,700   1,383,523            0.5%
     Nissan Motor Co., Ltd................. 134,500   1,415,003            0.5%
     Sumitomo Mitsui Financial Group, Inc..  51,500   2,146,429            0.7%
     Toyota Motor Corp..................... 129,370   8,483,094            2.9%
     Other Securities......................          44,437,125           15.1%
                                                    -----------           -----
 TOTAL JAPAN...............................          67,034,833           22.9%
                                                    -----------           -----

 NETHERLANDS -- (3.2%)
     ING Groep NV.......................... 105,622   1,779,785            0.6%
     Koninklijke Ahold Delhaize NV......... 105,628   2,548,208            0.9%
     Other Securities......................           5,865,520            2.0%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................          10,193,513            3.5%
                                                    -----------           -----

 NEW ZEALAND -- (0.2%)
     Other Securities......................             580,568            0.2%
                                                    -----------           -----

 NORWAY -- (0.6%)
     Other Securities......................           1,944,743            0.7%
                                                    -----------           -----

 PORTUGAL -- (0.0%)
     Other Securities......................              74,855            0.0%
                                                    -----------           -----

 SINGAPORE -- (0.9%)
     Other Securities......................           2,920,545            1.0%
                                                    -----------           -----

 SPAIN -- (2.6%)
     Banco Santander SA.................... 711,931   4,599,730            1.6%
     Repsol SA............................. 139,916   2,669,987            0.9%
     Other Securities......................             934,676            0.3%
                                                    -----------           -----
 TOTAL SPAIN...............................           8,204,393            2.8%
                                                    -----------           -----

 SWEDEN -- (2.6%)
     Nordea Bank AB........................ 167,882   1,707,469            0.6%
     Other Securities......................           6,303,036            2.1%
                                                    -----------           -----
 TOTAL SWEDEN..............................           8,010,505            2.7%
                                                    -----------           -----

 SWITZERLAND -- (6.9%)
     Cie Financiere Richemont SA...........  19,576   1,860,868            0.6%
     Novartis AG...........................  20,736   1,596,139            0.5%
     Novartis AG Sponsored ADR.............  49,979   3,832,889            1.3%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                        ------     -------    ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................     9,005 $  2,876,516            1.0%
      Other Securities................................             11,528,782            4.0%
                                                                 ------------          ------
TOTAL SWITZERLAND.....................................             21,695,194            7.4%
                                                                 ------------          ------

UNITED KINGDOM -- (15.5%)
      Anglo American P.L.C............................   116,552    2,742,381            0.9%
#     Barclays P.L.C. Sponsored ADR...................   146,762    1,693,634            0.6%
      BP P.L.C. Sponsored ADR.........................   198,221    8,838,670            3.0%
      Glencore P.L.C..................................   313,924    1,512,169            0.5%
#     HSBC Holdings P.L.C. Sponsored ADR..............   125,644    6,314,868            2.2%
      Lloyds Banking Group P.L.C...................... 2,312,521    2,051,083            0.7%
      Lloyds Banking Group P.L.C. ADR.................   492,605    1,758,600            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    76,695    5,360,981            1.8%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    73,064    5,291,295            1.8%
      Vodafone Group P.L.C............................ 1,510,348    4,407,512            1.5%
      Other Securities................................              8,535,261            3.0%
                                                                 ------------          ------
TOTAL UNITED KINGDOM..................................             48,506,454           16.6%
                                                                 ------------          ------
TOTAL COMMON STOCKS...................................            286,287,454           97.9%
                                                                 ------------          ------

PREFERRED STOCKS -- (1.3%)
GERMANY -- (1.3%)
      Volkswagen AG...................................    14,666    3,024,640            1.0%
      Other Securities................................              1,003,938            0.4%
                                                                 ------------          ------
TOTAL GERMANY.........................................              4,028,578            1.4%
                                                                 ------------          ------
TOTAL PREFERRED STOCKS................................              4,028,578            1.4%
                                                                 ------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................            290,316,032
                                                                 ------------

                                                                   VALUE+
                                                                   ------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund.................. 2,028,492   23,469,656            8.0%
                                                                 ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $283,193,982)...............................             $313,785,688          107.3%
                                                                 ============          ======

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $     6,667 $ 15,124,329   --    $ 15,130,996
    Austria.....................          --      284,850   --         284,850
    Belgium.....................          --    3,395,794   --       3,395,794
    Canada......................  24,763,567           --   --      24,763,567
    Denmark.....................          --    3,872,128   --       3,872,128
    Finland.....................          --    2,894,149   --       2,894,149
    France......................          --   30,043,975   --      30,043,975
    Germany.....................   1,379,043   19,094,997   --      20,474,040
    Hong Kong...................          --    8,266,020   --       8,266,020
    Ireland.....................     479,340      645,110   --       1,124,450
    Israel......................     335,974      657,318   --         993,292
    Italy.......................     180,180    5,698,410   --       5,878,590
    Japan.......................     280,297   66,754,536   --      67,034,833
    Netherlands.................   1,337,698    8,855,815   --      10,193,513
    New Zealand.................          --      580,568   --         580,568
    Norway......................          --    1,944,743   --       1,944,743
    Portugal....................          --       74,855   --          74,855
    Singapore...................          --    2,920,545   --       2,920,545
    Spain.......................          --    8,204,393   --       8,204,393
    Sweden......................     110,743    7,899,762   --       8,010,505
    Switzerland.................   4,498,018   17,197,176   --      21,695,194
    United Kingdom..............  30,544,739   17,961,715   --      48,506,454
  Preferred Stocks
    Germany.....................          --    4,028,578   --       4,028,578
  Securities Lending Collateral.          --   23,469,656   --      23,469,656
                                 ----------- ------------   --    ------------
  TOTAL......................... $63,916,266 $249,869,422   --    $313,785,688
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           PERCENTAGE
                                      SHARES   VALUE++   OF NET ASSETS**
                                      ------   -------   ---------------
       COMMON STOCKS -- (91.3%)
       AUSTRALIA -- (6.3%)
           Other Securities..........        $16,635,074            6.9%
                                             -----------            ----
       AUSTRIA -- (1.1%)
           Other Securities..........          2,995,161            1.2%
                                             -----------            ----

       BELGIUM -- (1.6%)
           Ackermans & van Haaren NV.  2,291     413,401            0.2%
       #   Umicore SA................ 12,132     674,764            0.3%
           Other Securities..........          3,215,797            1.3%
                                             -----------            ----
       TOTAL BELGIUM.................          4,303,962            1.8%
                                             -----------            ----
       CANADA -- (7.6%)
           Other Securities..........         19,870,625            8.2%
                                             -----------            ----
       DENMARK -- (1.7%)
       #   GN Store Nord A.S......... 14,123     496,197            0.2%
           Other Securities..........          4,014,394            1.7%
                                             -----------            ----
       TOTAL DENMARK.................          4,510,591            1.9%
                                             -----------            ----
       FINLAND -- (2.3%)
           Amer Sports Oyj........... 14,559     445,348            0.2%
           Elisa Oyj................. 10,504     464,302            0.2%
       #   Huhtamaki Oyj.............  9,902     402,762            0.2%
           Kesko Oyj Class B.........  7,188     422,078            0.2%
           Nokian Renkaat Oyj........ 12,072     483,023            0.2%
           Other Securities..........          3,882,874            1.5%
                                             -----------            ----

       TOTAL FINLAND                           6,100,387            2.5%
                                             -----------            ----
       FRANCE -- (4.6%)
           Edenred................... 17,685     609,256            0.3%
           Ingenico Group SA.........  5,100     446,113            0.2%
           Rubis SCA.................  8,772     682,516            0.3%
       *   Ubisoft Entertainment SA..  6,345     606,252            0.3%
           Other Securities..........          9,770,048            3.9%
                                             -----------            ----
       TOTAL FRANCE..................         12,114,185            5.0%
                                             -----------            ----
       GERMANY -- (5.5%)
           Freenet AG................ 13,208     419,273            0.2%
           Hugo Boss AG..............  5,208     488,228            0.2%
           K+S AG.................... 17,037     500,371            0.2%
           Lanxess AG................  7,260     537,779            0.2%
           LEG Immobilien AG.........  4,872     561,757            0.2%
           Rheinmetall AG............  4,040     527,952            0.2%
           Other Securities..........         11,328,919            4.7%
                                             -----------            ----
       TOTAL GERMANY.................         14,364,279            5.9%
                                             -----------            ----
       HONG KONG -- (2.6%)
           Other Securities..........          6,829,030            2.8%
                                             -----------            ----
       IRELAND -- (0.4%)
           Other Securities..........            962,975            0.4%
                                             -----------            ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------    -------   ---------------
   ISRAEL -- (0.7%)
       Other Securities..................         $ 1,899,298            0.8%
                                                  -----------           -----
   ITALY -- (4.2%)
   #*  Banco BPM SpA..................... 139,820     507,175            0.2%
       BPER Banca........................  77,375     446,646            0.2%
       Moncler SpA.......................   8,821     397,579            0.2%
   #   Unione di Banche Italiane SpA..... 103,294     532,038            0.2%
       Other Securities..................           9,231,909            3.8%
                                                  -----------           -----
   TOTAL ITALY...........................          11,115,347            4.6%
                                                  -----------           -----
   JAPAN -- (23.4%)
       Other Securities..................          61,497,191           25.4%
                                                  -----------           -----
   NETHERLANDS -- (2.4%)
       Aalberts Industries NV............   9,809     482,965            0.2%
       BE Semiconductor Industries NV....   5,860     405,003            0.2%
       Other Securities..................           5,329,076            2.2%
                                                  -----------           -----
   TOTAL NETHERLANDS.....................           6,217,044            2.6%
                                                  -----------           -----
   NEW ZEALAND -- (0.6%)
       Other Securities..................           1,569,083            0.6%
                                                  -----------           -----
   NORWAY -- (0.7%)
       Other Securities..................           1,882,481            0.8%
                                                  -----------           -----
   PORTUGAL -- (0.4%)
       Other Securities..................           1,105,416            0.5%
                                                  -----------           -----
   SINGAPORE -- (0.9%)
       Other Securities..................           2,435,419            1.0%
                                                  -----------           -----
   SPAIN -- (2.4%)
       Enagas SA.........................  19,931     579,314            0.2%
       Other Securities..................           5,597,072            2.3%
                                                  -----------           -----
   TOTAL SPAIN...........................           6,176,386            2.5%
                                                  -----------           -----
   SWEDEN -- (2.5%)
       Other Securities..................           6,455,556            2.7%
                                                  -----------           -----
   SWITZERLAND -- (3.9%)
       Georg Fischer AG..................     385     478,577            0.2%
       Helvetia Holding AG...............     677     402,146            0.2%
       Other Securities..................           9,448,637            3.9%
                                                  -----------           -----
   TOTAL SWITZERLAND.....................          10,329,360            4.3%
                                                  -----------           -----
   UNITED KINGDOM -- (15.5%)
       Balfour Beatty P.L.C.............. 118,595     478,934            0.2%
       BBA Aviation P.L.C................ 103,528     453,750            0.2%
       Beazley P.L.C.....................  55,793     453,169            0.2%
       Bellway P.L.C.....................  12,958     590,448            0.3%
       Bovis Homes Group P.L.C...........  24,268     412,909            0.2%
       Close Brothers Group P.L.C........  22,276     469,025            0.2%
       Daily Mail & General Trust P.L.C..  50,451     468,647            0.2%
       Electrocomponents P.L.C...........  59,143     494,431            0.2%
       Hays P.L.C........................ 250,298     616,814            0.3%
       Hiscox, Ltd.......................  25,898     529,582            0.2%
       Howden Joinery Group P.L.C........  87,227     570,897            0.2%
       IG Group Holdings P.L.C...........  37,790     431,505            0.2%
       Inchcape P.L.C....................  43,475     434,331            0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
UNITED KINGDOM -- (Continued)
#*    Indivior P.L.C......................    64,365 $    398,586            0.2%
      Jardine Lloyd Thompson Group P.L.C..    23,553      396,407            0.2%
      Man Group P.L.C.....................   170,239      422,814            0.2%
      Melrose Industries P.L.C............   126,503      396,670            0.2%
      Renishaw P.L.C......................     6,328      409,654            0.2%
      RPC Group P.L.C.....................    43,754      474,767            0.2%
      Tate & Lyle P.L.C...................    83,564      659,971            0.3%
*     Tullow Oil P.L.C....................   249,993      782,347            0.3%
      UBM P.L.C...........................    33,493      445,912            0.2%
      Victrex P.L.C.......................    15,537      559,418            0.2%
      Other Securities....................             29,318,726           11.8%
                                                     ------------          ------
TOTAL UNITED KINGDOM......................             40,669,714           16.8%
                                                     ------------          ------
TOTAL COMMON STOCKS.......................            240,038,564           99.2%
                                                     ------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities....................                675,206            0.3%
                                                     ------------          ------
TOTAL PREFERRED STOCKS....................                675,206            0.3%
                                                     ------------          ------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
      Other Securities....................                    403            0.0%
                                                     ------------          ------
TOTAL RIGHTS/WARRANTS.....................                    403            0.0%
                                                     ------------          ------
TOTAL INVESTMENT SECURITIES                           240,714,173
                                                     ------------

                                                       VALUE+
                                              -        ------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@  DFA Short Term Investment Fund...... 1,916,387   22,172,602            9.2%
                                                     ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $225,249,073)...................             $262,886,775          108.7%
                                                     ============          ======

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 16,635,074   --    $ 16,635,074
    Austria.....................          --    2,995,161   --       2,995,161
    Belgium..................... $   131,373    4,172,589   --       4,303,962
    Canada......................  19,870,543           82   --      19,870,625
    Denmark.....................          --    4,510,591   --       4,510,591
    Finland.....................          --    6,100,387   --       6,100,387
    France......................          --   12,114,185   --      12,114,185
    Germany.....................          --   14,364,279   --      14,364,279
    Hong Kong...................          --    6,829,030   --       6,829,030
    Ireland.....................          --      962,975   --         962,975
    Israel......................      47,799    1,851,499   --       1,899,298
    Italy.......................          --   11,115,347   --      11,115,347
    Japan.......................     123,621   61,373,570   --      61,497,191
    Netherlands.................     231,062    5,985,982   --       6,217,044
    New Zealand.................          --    1,569,083   --       1,569,083
    Norway......................          --    1,882,481   --       1,882,481
    Portugal....................          --    1,105,416   --       1,105,416
    Singapore...................          --    2,435,419   --       2,435,419
    Spain.......................          --    6,176,386   --       6,176,386
    Sweden......................          --    6,455,556   --       6,455,556
    Switzerland.................          --   10,329,360   --      10,329,360
    United Kingdom..............         573   40,669,141   --      40,669,714
  Preferred Stocks
    Germany.....................          --      675,206   --         675,206
  Rights/Warrants
    Spain.......................          --          403   --             403
  Securities Lending Collateral           --   22,172,602   --      22,172,602
                                 ----------- ------------   --    ------------
  TOTAL......................... $20,404,971 $242,481,804   --    $262,886,775
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
AGENCY OBLIGATIONS -- (4.9%)
Federal Home Loan Bank
       1.625%, 06/14/19............................. $1,200 $ 1,189,962
       2.000%, 09/13/19.............................  1,200   1,193,179
       1.500%, 10/21/19.............................  1,300   1,282,080
       2.125%, 02/11/20.............................  1,500   1,489,715
       1.875%, 03/13/20.............................    800     790,541
       4.125%, 03/13/20.............................    500     514,120
       2.375%, 03/30/20.............................  1,000     996,954
Federal Home Loan Mortgage Corp.
       1.250%, 10/02/19.............................  2,100   2,065,146
Federal National Mortgage Association
       0.875%, 08/02/19.............................  1,000     981,136
       1.750%, 09/12/19.............................    900     892,060
       1.000%, 10/24/19.............................  2,000   1,957,598
                                                            -----------
TOTAL AGENCY OBLIGATIONS............................         13,352,491
                                                            -----------

BONDS -- (85.4%)
African Development Bank
       1.125%, 09/20/19.............................    500     490,230
       1.375%, 02/12/20.............................    250     244,561
Agence Francaise de Developpement
       1.375%, 08/02/19.............................    400     393,572
       1.625%, 01/21/20.............................    490     480,287
Alberta, Province of Canada
       1.900%, 12/06/19.............................  2,000   1,973,938
ANZ New Zealand International Ltd.
##     2.250%, 02/01/19.............................    300     298,916
       2.600%, 09/23/19.............................    900     894,863
##     2.600%, 09/23/19.............................  1,000     994,293
Apple, Inc.
       1.550%, 02/08/19.............................  1,944   1,932,042
       1.700%, 02/22/19.............................    500     497,141
       1.500%, 09/12/19.............................    400     394,274
       1.800%, 11/13/19.............................  2,291   2,263,164
Apple, Inc. Floating Rate Note 3M USD LIBOR +
 0.080%, FRN
(r)    1.871%, 02/08/19.............................  1,000   1,000,303
(r)    2.089%, 05/06/19.............................  1,300   1,304,345
Australia & New Zealand Banking Group, Ltd.
       1.600%, 07/15/19.............................    750     738,407
       2.050%, 09/23/19.............................    250     247,092
##     2.250%, 12/19/19.............................  2,200   2,181,502
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note 3M USD LIBOR + 0.750%, FRN
(r)##  2.600%, 11/16/18.............................  2,000   2,006,351

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
Bank Nederlandse Gemeenten NV
       1.375%, 01/28/19............................. $  996 $  988,237
##     1.500%, 02/15/19.............................    200    198,516
       1.875%, 06/11/19.............................  1,892  1,877,742
       1.750%, 10/30/19.............................  2,400  2,369,023
       1.625%, 11/25/19.............................    300    295,128
##     2.500%, 02/28/20.............................    500    497,709
Bank of Nova Scotia Floating Rate Note 3M USD LIBOR
 + 0.380%, FRN
(r)    2.364%, 02/28/19.............................  2,000  2,003,264
Bank of Nova Scotia (The)
       2.050%, 10/30/18.............................  2,000  1,996,528
Berkshire Hathaway Finance Corp. Floating Rate Note
 3M USD LIBOR + 0.250%, FRN
(r)    2.587%, 01/11/19.............................  2,000  2,003,912
(r)    2.815%, 03/15/19.............................    800    804,566
(r)    2.099%, 08/15/19.............................    500    500,886
Caisse d'Amortissement de la Dette Sociale
##     1.500%, 01/28/19.............................    600    595,662
       1.500%, 01/28/19.............................  2,100  2,085,279
##     1.750%, 09/24/19.............................    300    296,366
       1.750%, 09/24/19.............................    410    405,034
Chevron Corp.
#      1.686%, 02/28/19.............................    130    129,162
       1.561%, 05/16/19.............................  1,700  1,683,867
       1.991%, 03/03/20.............................    750    740,227
Chevron Corp. Floating Rate Note 3M USD LIBOR +
 0.500%, FRN
(r)    2.350%, 05/16/18.............................    497    497,101
(r)    2.360%, 11/16/18.............................    987    989,511
(r)    2.074%, 02/28/19.............................    885    885,619
(r)    2.249%, 11/15/19.............................    400    402,474
Cisco Systems, Inc.
       2.125%, 03/01/19.............................  1,950  1,945,600
       1.400%, 09/20/19.............................    861    847,596
Coca-Cola Co. (The)
#      1.650%, 11/01/18.............................    181    180,400
Commonwealth Bank of Australia
##     1.375%, 09/06/18.............................    968    964,520
       1.750%, 11/02/18.............................    500    497,768
       2.250%, 03/13/19.............................    436    434,582
       2.300%, 09/06/19.............................    517    512,824
Commonwealth Bank of Australia Floating Rate Note
 3M USD LIBOR + 0.790%, FRN
(r)##  3.148%, 11/02/18.............................    275    275,994
(r)    3.185%, 03/15/19.............................  2,400  2,418,408
(r)    2.575%, 09/06/19.............................    336    337,861
(r)    2.434%, 11/07/19.............................    181    182,029

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
Cooperatieve Rabobank UA
      2.250%, 01/14/19............................. $4,630 $4,619,316
      1.375%, 08/09/19.............................    250    245,106
      2.250%, 01/14/20.............................    300    296,312
      4.750%, 01/15/20.............................    200    205,611
Cooperatieve Rabobank UA Floating Rate Note 3M USD
 LIBOR + 0.510%, FRN
(r)   2.310%, 08/09/19.............................  2,388  2,400,047
Council Of Europe Development Bank
      1.500%, 05/17/19.............................  3,500  3,464,720
      1.625%, 03/10/20.............................  1,906  1,870,625
CPPIB Capital, Inc.
##    1.250%, 09/20/19.............................    500    489,720
Erste Abwicklungsanstalt
      1.625%, 02/21/19.............................  1,400  1,390,332
      1.375%, 10/30/19.............................    400    392,268
European Bank for Reconstruction & Development
      1.750%, 11/26/19.............................    886    874,890
European Investment Bank
      2.125%, 03/15/19.............................    271    270,371
      1.250%, 05/15/19.............................  3,200  3,160,867
      1.125%, 08/15/19.............................  2,000  1,965,112
#     1.250%, 12/16/19.............................  1,000    978,740
      1.625%, 03/16/20.............................    892    875,605
Export Development Canada
      1.750%, 08/19/19.............................  2,700  2,672,838
##    2.300%, 02/10/20.............................  1,500  1,490,782
Exxon Mobil Corp.
      1.708%, 03/01/19.............................    600    597,020
FMS Wertmanagement
      1.000%, 08/16/19.............................  1,800  1,765,026
FMS Wertmanagement
      1.750%, 01/24/20.............................  1,000    984,936
      2.250%, 02/03/20.............................  1,000    992,300
General Electric Co.
      5.625%, 05/01/18.............................  1,197  1,197,000
General Electric Co. Floating Rate Note 3M USD
 LIBOR + 0.270%, FRN
(r)   2.064%, 08/07/18.............................    400    400,017
#(r)  2.858%, 01/14/19.............................  1,050  1,051,456
Inter-American Development Bank Floating Rate Note
 1M USD LIBOR + 0.040%, FRN
(r)   1.938%, 11/26/18.............................    959    958,779
International Bank for Reconstruction & Development
      0.875%, 08/15/19.............................    500    489,836
      1.875%, 10/07/19.............................  1,000    990,919
Kommunalbanken A.S.
      2.125%, 03/15/19.............................  2,950  2,940,796
      1.750%, 05/28/19.............................    600    595,016
      1.500%, 10/22/19.............................  1,034  1,017,208
      1.625%, 01/15/20.............................  1,200  1,179,203

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
Kommunekredit
       1.125%, 08/23/19............................. $3,900 $3,826,430
Kommuninvest I Sverige AB
       1.125%, 10/09/18.............................    410    407,902
       1.000%, 11/13/18.............................    700    695,010
       1.125%, 09/17/19.............................    800    783,892
       2.000%, 11/12/19.............................    700    693,399
       1.750%, 03/19/20.............................  1,850  1,818,062
Kreditanstalt fuer Wiederaufbau
       1.875%, 04/01/19.............................    200    199,005
       1.500%, 09/09/19.............................  5,300  5,226,576
       1.250%, 09/30/19.............................  2,200  2,158,910
       4.000%, 01/27/20.............................    200    204,595
       1.500%, 04/20/20.............................    200    195,404
Landeskreditbank Baden- Wuerttemberg Foerderbank
       1.625%, 02/01/19.............................    500    497,025
Landwirtschaftliche Rentenbank
       1.875%, 01/22/20.............................  1,000    987,128
Manitoba, Province of Canada
#      1.750%, 05/30/19.............................  3,607  3,574,140
Merck & Co., Inc. Floating Rate Note 3M USD LIBOR +
 0.360%, FRN
(r)    2.233%, 05/18/18.............................  2,070  2,070,342
Microsoft Corp.
       1.300%, 11/03/18.............................    449    447,319
       4.200%, 06/01/19.............................    300    305,436
Municipality Finance P.L.C.
##     1.250%, 09/10/18.............................    500    498,187
       1.250%, 09/10/18.............................  2,600  2,590,572
       1.250%, 04/18/19.............................  1,450  1,432,382
       1.750%, 05/21/19.............................  2,250  2,231,541
       1.500%, 03/23/20.............................    968    946,619
National Australia Bank, Ltd.
       2.000%, 01/14/19.............................    500    497,736
       1.375%, 07/12/19.............................  1,700  1,671,060
National Australia Bank, Ltd. Floating Rate Note 3M
 USD LIBOR + 0.240%, FRN
(r)##  2.602%, 07/25/19.............................  1,000  1,000,232
(r)##  2.224%, 08/29/19.............................    400    400,294
(r)##  2.928%, 01/10/20.............................    500    502,851
Nederlandse Waterschapsbank NV
##     1.500%, 01/23/19.............................  2,200  2,185,344
       1.875%, 03/13/19.............................  1,500  1,491,742
       1.750%, 09/05/19.............................  1,300  1,284,666
##     1.750%, 09/05/19.............................  1,000    988,205
##     1.250%, 09/09/19.............................    450    441,858
       1.625%, 03/04/20.............................    500    490,200
Nestle Holdings, Inc.
       1.375%, 07/24/18.............................    600    598,776
       2.125%, 01/14/20.............................    500    494,148
Nordea Bank AB
       2.375%, 04/04/19.............................    454    452,477
##     1.625%, 09/30/19.............................    449    440,471

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
Nordea Bank AB Floating Rate Note 3M USD LIBOR +
 0.840%, FRN
(r)##  3.018%, 09/17/18............................. $2,000 $2,005,822
(r)    2.375%, 03/07/19.............................  1,000  1,001,000
(r)    2.618%, 04/10/19.............................  1,000  1,000,552
Novartis Capital Corp.
       1.800%, 02/14/20.............................    200    196,670
NRW Bank
       1.875%, 07/01/19.............................    500    495,670
       1.250%, 07/29/19.............................    260    255,594
       2.000%, 09/23/19.............................    800    792,471
       1.875%, 01/27/20.............................  1,267  1,248,532
Oesterreichische Kontrollbank AG
       1.625%, 03/12/19.............................  2,500  2,482,007
       1.125%, 04/26/19.............................    600    592,098
       1.750%, 01/24/20.............................  2,300  2,264,641
       1.375%, 02/10/20.............................    976    954,469
Ontario, Province of Canada
       1.625%, 01/18/19.............................  2,100  2,087,651
       2.000%, 01/30/19.............................  2,200  2,192,712
       1.250%, 06/17/19.............................  2,123  2,092,068
       4.000%, 10/07/19.............................    300    305,592
       4.400%, 04/14/20.............................  1,100  1,133,527
Oracle Corp.
       2.375%, 01/15/19.............................  1,787  1,788,690
Oracle Corp. Floating Rate Note 3M USD LIBOR +
 0.580%, FRN
(r)    2.928%, 01/15/19.............................    328    329,008
Pfizer, Inc.
       2.100%, 05/15/19.............................  1,013  1,008,320
Quebec, Province of Canada Floating Rate Note 3M
 USD LIBOR + 0.280%, FRN
(r)    2.642%, 07/21/19.............................  3,655  3,664,377
Roche Holdings, Inc. Floating Rate Note 3M USD
 LIBOR + 0.340%, FRN
(r)##  2.642%, 09/30/19.............................  1,300  1,306,097
Royal Bank of Canada
       2.200%, 07/27/18.............................    300    299,901
       2.150%, 03/15/19.............................  2,532  2,522,259
       1.625%, 04/15/19.............................    990    980,559
       1.500%, 07/29/19.............................    810    797,268
       2.125%, 03/02/20.............................  2,050  2,016,323
       2.150%, 03/06/20.............................    500    492,408
Royal Bank of Canada Floating Rate Note 3M USD
 LIBOR + 0.380%, FRN
(r)    2.397%, 03/02/20.............................    923    925,513
Shell International Finance BV
       1.625%, 11/10/18.............................  1,895  1,890,265
       1.375%, 09/12/19.............................    720    707,229
       4.300%, 09/22/19.............................    400    409,264

                                                    FACE
                                                   AMOUNT   VALUE+
                                                   ------   ------
                                                   (000)
Shell International Finance BV Floating Rate Note
 3M USD LIBOR + 0.580%, FRN
(r)  2.391%, 11/10/18............................. $1,000 $1,002,779
(r)  2.421%, 09/12/19.............................  2,078  2,087,242
State of North Rhine-Westphalia Germany
     1.875%, 06/17/19.............................    300    297,605
     1.625%, 07/25/19.............................  1,900  1,877,164
     1.250%, 09/16/19.............................  1,500  1,471,449
     1.625%, 01/22/20.............................  1,200  1,177,321
Statoil ASA
     1.150%, 05/15/18.............................  3,030  3,028,843
     2.250%, 11/08/19.............................  1,371  1,359,032
Statoil ASA Floating Rate Note 3M USD LIBOR +
 0.290%, FRN
(r)  2.129%, 05/15/18.............................    420    420,046
(r)  2.251%, 11/08/18.............................    500    501,014
Svensk Exportkredit AB
     1.250%, 04/12/19.............................    500    494,376
     1.875%, 06/17/19.............................  2,500  2,480,825
     1.125%, 08/28/19.............................    500    490,513
Svensk Exportkredit AB Floating Rate Note 3M USD
 LIBOR + 0.100%, FRN
(r)  2.412%, 10/04/18.............................  2,000  2,001,297
Svenska Handelsbanken Floating Rate Note 3M USD
 LIBOR + 0.400%, FRN
(r)  2.211%, 02/12/19.............................  1,000  1,001,931
(r)  2.582%, 01/22/20.............................    800    798,246
Svenska Handelsbanken AB
     2.500%, 01/25/19.............................  2,950  2,946,754
     2.250%, 06/17/19.............................  2,300  2,285,055
     1.500%, 09/06/19.............................    400    392,469
Svenska Handelsbanken AB Floating Rate Note 3M
 USD LIBOR + 0.490%, FRN
(r)  2.668%, 06/17/19.............................    500    501,849
Swedbank AB
##   2.375%, 02/27/19.............................  1,225  1,220,586
Toronto-Dominion Bank (The)
     2.625%, 09/10/18.............................  2,198  2,199,840
     1.950%, 01/22/19.............................  3,450  3,436,061
     2.125%, 07/02/19.............................    215    213,625
     1.900%, 10/24/19.............................    854    842,172
     2.250%, 11/05/19.............................    300    297,501
Toronto-Dominion Bank (The) Floating Rate Note 3M
 USD LIBOR + 0.840%, FRN
(r)  3.202%, 01/22/19.............................    500    502,579
(r)  2.470%, 08/13/19.............................    500    502,711
Total Capital International SA
     2.125%, 01/10/19.............................    500    498,220

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
Total Capital International SA Floating Rate Note
 3M USD LIBOR + 0.570%, FRN
(r)    2.381%, 08/10/18............................. $  750 $    751,259
(r)    2.528%, 06/19/19.............................  1,127    1,130,831
Toyota Motor Credit Corp.
       1.700%, 01/09/19.............................  1,397    1,389,829
       2.100%, 01/17/19.............................    700      698,544
       1.400%, 05/20/19.............................    343      339,076
       2.125%, 07/18/19.............................    187      185,786
       2.200%, 01/10/20.............................  1,830    1,810,922
       2.150%, 03/12/20.............................    200      197,401
Toyota Motor Credit Corp. Floating Rate Note 3M USD
 LIBOR + 0.230%, FRN
(r)    2.069%, 08/15/18.............................    500      500,267
(r)    2.743%, 01/17/19.............................    236      236,407
USAA Capital Corp. Floating Rate Note 3M USD LIBOR
 + 0.230%, FRN
(r)##  2.588%, 02/01/19.............................  3,620    3,623,700
Walmart Inc
       1.750%, 10/09/19.............................  3,330    3,296,957
Westpac Banking Corp.
       2.250%, 01/17/19.............................  3,275    3,268,940
       1.600%, 08/19/19.............................    665      654,446
Westpac Banking Corp. Floating Rate Note 3M USD
 LIBOR + 0.740%, FRN
(r)    2.660%, 11/23/18.............................    250      250,912
(r)    2.530%, 05/13/19.............................  1,000    1,005,659
                                                            ------------
TOTAL BONDS.........................................         232,639,984
                                                            ------------

U.S. TREASURY OBLIGATIONS -- (7.0%)
U.S. Treasury Notes
       0.750%, 02/15/19.............................    500      494,238
       2.750%, 02/15/19.............................  2,700    2,710,969
       0.875%, 09/15/19.............................    500      489,746
       1.000%, 10/15/19.............................  3,200    3,135,375

                                                       FACE
                                                      AMOUNT      VALUE+
                                                      ------      ------
                                                      (000)
      1.875%, 12/31/19............................. $    6,000 $  5,944,219
      1.250%, 01/31/20.............................        500      489,707
      1.375%, 02/15/20.............................        500      490,390
      1.625%, 03/15/20.............................      1,900    1,870,387
      1.375%, 03/31/20.............................      1,000      979,297
      1.500%, 04/15/20.............................      2,400    2,354,250
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS....................              18,958,578
                                                               ------------
TOTAL INVESTMENT SECURITIES........................             264,951,053
                                                               ------------

CERTIFICATES OF DEPOSIT -- (0.1%)
Nordea Bank AB
      1.610%, 05/02/18.............................        300      299,992
                                                               ------------

COMMERCIAL PAPER -- (1.3%)
Banque et Caisse d'Epargne de l'Etat
      1.730%, 05/02/18.............................      2,000    1,999,809
Export Development Corp.
      2.050%, 06/06/18.............................      1,000      998,089
PSP Capital, Inc.
##    2.100%, 07/16/18.............................        500      497,719
                                                               ------------
TOTAL COMMERCIAL PAPER.............................               3,495,617
                                                               ------------

                                                      SHARES
                                                      ------        -

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government
       Money Market Fund, 1.630%...................  1,842,954    1,842,954
                                                               ------------

SECURITIES LENDING COLLATERAL -- (0.6%)
(S)@  DFA Short Term Investment Fund...............    139,763    1,617,062
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $273,644,943)..............................             $272,206,678
                                                               ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------
                                                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                  ---------- ------------ ------- ------------
Agency Obligations...............................................         -- $ 13,352,491   --    $ 13,352,491
Bonds............................................................         --  232,639,984   --     232,639,984
U.S. Treasury Obligations........................................         --   18,958,578   --      18,958,578
Certificates of Deposit..........................................         --      299,992   --         299,992
Commercial Paper.................................................         --    3,495,617   --       3,495,617
Temporary Cash Investments....................................... $1,842,954           --   --       1,842,954
Securities Lending Collateral....................................         --    1,617,062   --       1,617,062
                                                                  ---------- ------------   --    ------------
TOTAL............................................................ $1,842,954 $270,363,724   --    $272,206,678
                                                                  ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (99.0%)
AUSTRALIA -- (9.1%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22............................. EUR   1,900 $ 2,292,129
ASB Finance, Ltd.
    0.500%, 06/10/22............................. EUR     700     844,077
Australia & New Zealand Banking Group, Ltd.
    2.550%, 11/23/21.............................         500     486,210
    2.625%, 11/09/22.............................       1,667   1,602,616
Commonwealth Bank of Australia
##  2.000%, 09/06/21.............................       2,000   1,920,170
    3.250%, 01/17/22............................. AUD   1,500   1,136,053
##  2.750%, 03/10/22.............................       1,312   1,279,461
    3.250%, 03/31/22............................. AUD   1,000     755,696
National Australia Bank, Ltd.
    1.875%, 07/12/21.............................         500     478,781
    2.800%, 01/10/22.............................       3,000   2,940,575
    3.250%, 03/24/22............................. AUD   1,500   1,134,644
    2.500%, 05/22/22.............................       1,587   1,531,129
    0.350%, 09/07/22............................. EUR   1,650   1,981,999
Western Australian Treasury Corp.
    2.750%, 10/20/22............................. AUD   3,500   2,645,172
Westpac Banking Corp.
    2.100%, 05/13/21.............................       1,200   1,161,912
    2.800%, 01/11/22.............................       4,400   4,319,999
    0.250%, 01/17/22............................. EUR     600     721,093
    2.500%, 06/28/22.............................       1,412   1,359,469
    2.625%, 12/14/22............................. GBP     400     572,386
                                                              -----------
TOTAL AUSTRALIA..................................              29,163,571
                                                              -----------

AUSTRIA -- (3.7%)
Oesterreichische Kontrollbank AG
    0.750%, 03/07/22............................. GBP   1,836   2,477,361
Republic of Austria Government Bond
##  0.0%, 09/20/22............................... EUR   7,800   9,448,392
                                                              -----------
TOTAL AUSTRIA....................................              11,925,753
                                                              -----------

BELGIUM -- (2.9%)
Dexia Credit Local SA
    1.875%, 09/15/21.............................       1,000     961,525
    0.625%, 01/21/22............................. EUR   2,400   2,957,798
    0.250%, 06/02/22............................. EUR   2,900   3,516,853
    1.125%, 06/15/22............................. GBP   1,500   2,037,001
                                                              -----------
TOTAL BELGIUM....................................               9,473,177
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
CANADA -- (17.7%)
Alberta, Province of Canada
    1.350%, 09/01/21............................. CAD   5,000 $ 3,770,708
Bank of Montreal
    1.900%, 08/27/21.............................       2,530   2,420,906
Bank of Nova Scotia (The)
    2.450%, 03/22/21.............................       1,667   1,630,818
#   2.700%, 03/07/22.............................       2,300   2,241,126
CPPIB Capital, Inc.
    2.250%, 01/25/22.............................       1,500   1,460,098
##  2.250%, 01/25/22.............................       2,000   1,946,798
Export Development Canada
    2.700%, 10/24/22............................. AUD   3,000   2,251,795
Province of British Columbia Canada
    3.250%, 12/18/21............................. CAD   2,500   2,006,601
Province of Manitoba Canada
    1.550%, 09/05/21............................. CAD   3,200   2,428,007
    2.125%, 05/04/22.............................       2,000   1,922,351
Province of Ontario Canada
    2.400%, 02/08/22.............................       5,000   4,870,177
    3.150%, 06/02/22............................. CAD   3,300   2,636,607
Province of Quebec Canada
    2.375%, 01/31/22.............................       5,500   5,361,523
    0.875%, 05/24/22............................. GBP     800   1,078,118
    3.500%, 12/01/22............................. CAD   3,200   2,598,382
Royal Bank of Canada
    2.750%, 02/01/22.............................       5,683   5,567,483
    1.968%, 03/02/22............................. CAD   4,611   3,487,941
Toronto-Dominion Bank (The)
    2.125%, 04/07/21.............................         780     757,037
    1.800%, 07/13/21.............................       3,000   2,870,789
    1.994%, 03/23/22............................. CAD   7,500   5,682,815
                                                              -----------
TOTAL CANADA.....................................              56,990,080
                                                              -----------

DENMARK -- (0.5%)
Kommunekredit
    0.0%, 09/08/22............................... EUR   1,429   1,715,819
                                                              -----------

FINLAND -- (2.1%)
Finland Government Bond
##  1.625%, 09/15/22............................. EUR   2,500   3,245,768
##  1.500%, 04/15/23............................. EUR     700     906,149
OP Corporate Bank P.L.C.
    0.750%, 03/03/22............................. EUR     200     245,262
    0.375%, 10/11/22............................. EUR   1,900   2,285,847
                                                              -----------
TOTAL FINLAND....................................               6,683,026
                                                              -----------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
FRANCE -- (6.9%)
Agence Francaise de Developpement
    0.125%, 04/30/22............................. EUR   1,700 $ 2,054,513
Caisse d'Amortissement de la Dette Sociale
    1.875%, 02/12/22.............................         500     479,585
    0.125%, 11/25/22............................. EUR   5,500   6,665,284
French Republic Government Bond OAT
    --%, 05/25/22................................ EUR   3,940   4,780,148
    2.250%, 10/25/22............................. EUR     900   1,199,632
    --%, 03/25/23................................ EUR   1,100   1,325,195
Sanofi
    1.125%, 03/10/22............................. EUR     100     124,861
Total Capital Canada, Ltd.
    1.125%, 03/18/22............................. EUR   2,500   3,121,515
Unedic Asseo
    0.875%, 10/25/22............................. EUR   1,800   2,252,086
UNEDIC ASSEO
    2.250%, 04/05/23............................. EUR     100     133,112
                                                              -----------
TOTAL FRANCE.....................................              22,135,931
                                                              -----------

GERMANY -- (6.6%)
Bayerische Landesbodenkreditanstalt
    2.500%, 02/09/22............................. EUR   1,487   1,964,890
FMS Wertmanagement AoeR
    0.875%, 02/14/22............................. GBP     400     544,468
Kreditanstalt fuer Wiederaufbau
    2.625%, 01/25/22.............................       2,000   1,980,722
    2.125%, 03/07/22.............................       1,000     971,560
    0.875%, 03/15/22............................. GBP     130     176,806
    0.625%, 07/04/22............................. EUR   1,300   1,612,918
    --%, 12/15/22................................ EUR     500     602,547
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.875%, 03/07/22............................. GBP     100     135,541
Landwirtschaftliche Rentenbank
    1.250%, 05/20/22............................. EUR     800   1,016,739
    2.700%, 09/05/22............................. AUD   2,000   1,503,050
    0.250%, 11/24/22............................. EUR     900   1,095,786
NRW Bank
    --%, 08/10/22................................ EUR   2,000   2,409,461
    --%, 11/11/22................................ EUR     500     601,053
State of North Rhine- Westphalia Germany
    --%, 12/05/22................................ EUR   4,080   4,907,013
    0.375%, 02/16/23............................. EUR   1,350   1,649,523
                                                              -----------
TOTAL GERMANY....................................              21,172,077
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
JAPAN -- (2.8%)
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD   6,750 $ 5,108,698
    2.350%, 07/18/22............................. CAD     800     611,008
Toyota Motor Credit Corp.
    2.750%, 05/17/21.............................       2,000   1,981,001
    2.600%, 01/11/22.............................       1,218   1,192,160
    0.750%, 07/21/22............................. EUR     100     122,746
                                                              -----------
TOTAL JAPAN......................................               9,015,613
                                                              -----------

NETHERLANDS -- (9.6%)
Bank Nederlandse Gemeenten NV
##  2.375%, 02/01/22.............................       3,000   2,930,664
    1.000%, 03/15/22............................. GBP     850   1,158,024
    1.000%, 06/17/22............................. GBP   2,000   2,720,598
    0.500%, 08/26/22............................. EUR     300     369,062
Cooperatieve Rabobank UA
    4.500%, 01/11/21.............................       1,000   1,033,211
    2.500%, 01/19/21.............................       3,200   3,144,775
    0.125%, 10/11/21............................. EUR     300     361,313
    2.750%, 01/10/22.............................       1,300   1,271,112
    4.000%, 01/11/22............................. EUR     850   1,167,532
    4.750%, 06/06/22............................. EUR     300     426,821
    0.500%, 12/06/22............................. EUR     650     787,109
Nederlandse Waterschapsbank NV
    1.875%, 04/14/22.............................       4,500   4,308,057
    0.500%, 10/27/22............................. EUR     200     245,604
    0.500%, 01/19/23............................. EUR     100     122,727
Netherlands Government Bond
    3.750%, 01/15/23............................. EUR   1,500   2,138,719
Shell International Finance BV
    1.750%, 09/12/21.............................       4,000   3,835,189
    1.250%, 03/15/22............................. EUR   2,292   2,872,705
    1.000%, 04/06/22............................. EUR   1,600   1,987,259
                                                              -----------
TOTAL NETHERLANDS................................              30,880,481
                                                              -----------

NORWAY -- (2.5%)
Kommunalbanken A.S.
    2.250%, 01/25/22.............................       6,700   6,522,671
Statoil ASA
    0.875%, 02/17/23............................. EUR   1,250   1,538,256
                                                              -----------
TOTAL NORWAY.....................................               8,060,927
                                                              -----------

SINGAPORE -- (0.7%)
Temasek Financial I, Ltd.
    0.500%, 03/01/22............................. EUR   1,970   2,409,770
                                                              -----------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.5%)
Council Of Europe Development Bank
    0.375%, 10/27/22............................. EUR     150 $   183,696
European Financial Stability Facility
    0.0%, 11/17/22............................... EUR   8,004   9,653,391
European Investment Bank
    1.625%, 03/15/23............................. EUR     400     518,094
European Stability Mechanism
    0.0%, 10/18/22............................... EUR   7,950   9,588,311
Inter-American Development Bank
    3.750%, 07/25/22............................. AUD   2,250   1,764,221
International Bank for Reconstruction &
 Development
    2.600%, 09/20/22............................. AUD   2,000   1,498,736
International Finance Corp.
    2.800%, 08/15/22............................. AUD   2,500   1,889,729
Nordic Investment Bank
    2.125%, 02/01/22.............................       2,500   2,430,089
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              27,526,267
                                                              -----------

SWEDEN -- (8.7%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22............................. SEK  68,000   7,757,886
Nordea Bank AB
##  2.500%, 09/17/20.............................       2,000   1,969,111
    2.000%, 02/17/21............................. EUR     150     190,886
##  2.250%, 05/27/21.............................       2,000   1,939,421
    3.250%, 07/05/22............................. EUR     500     675,717
Skandinaviska Enskilda Banken AB
    0.300%, 02/17/22............................. EUR   1,500   1,810,934
    1.250%, 08/05/22............................. GBP     100     135,414
Svenska Handelsbanken AB
    2.450%, 03/30/21.............................       1,703   1,664,048
    0.250%, 02/28/22............................. EUR   1,047   1,261,515
    1.125%, 12/14/22............................. EUR   2,700   3,360,617
Sweden Government Bond
    3.500%, 06/01/22............................. SEK  56,000   7,365,308
                                                              -----------
TOTAL SWEDEN.....................................              28,130,857
                                                              -----------

SWITZERLAND -- (0.5%)
Nestle Finance International, Ltd.
    1.750%, 09/12/22............................. EUR     500     642,387

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SWITZERLAND -- (Continued)
Novartis Capital Corp.
#   2.400%, 05/17/22.............................         958 $  930,490
                                                              ----------
TOTAL SWITZERLAND................................              1,572,877
                                                              ----------

UNITED STATES -- (16.2%)
3M Co.
    0.375%, 02/15/22............................. EUR   1,500  1,824,630
Apple, Inc.
    2.250%, 02/23/21.............................       1,891  1,859,032
    1.550%, 08/04/21.............................       1,000    955,420
    2.500%, 02/09/22.............................       1,700  1,665,846
    2.300%, 05/11/22.............................       1,500  1,453,135
    1.000%, 11/10/22............................. EUR   2,550  3,178,397
Chevron Corp.
    2.411%, 03/03/22.............................         500    487,260
#   2.498%, 03/03/22.............................       3,500  3,426,845
Coca-Cola Co. (The)
#   3.300%, 09/01/21.............................       1,000  1,011,276
    2.200%, 05/25/22.............................         210    203,174
    1.125%, 09/22/22............................. EUR     640    799,262
    0.750%, 03/09/23............................. EUR   3,100  3,796,571
Colgate-Palmolive Co.
    2.300%, 05/03/22.............................       3,487  3,389,213
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................       1,600  1,563,971
General Electric Co.
    0.375%, 05/17/22............................. EUR     700    840,299
    0.375%, 05/17/22............................. EUR     600    720,256
International Business Machines Corp.
    2.500%, 01/27/22.............................       1,000    974,128
Johnson & Johnson
    2.250%, 03/03/22.............................       1,200  1,167,696
Merck & Co., Inc.
    2.350%, 02/10/22.............................       2,500  2,434,088
Microsoft Corp.
    1.550%, 08/08/21.............................       1,500  1,437,336
#   2.400%, 02/06/22.............................       3,621  3,539,291
Oracle Corp.
#   2.800%, 07/08/21.............................       2,707  2,693,889
#   1.900%, 09/15/21.............................       3,500  3,376,977
    2.500%, 05/15/22.............................       2,250  2,195,619
Pfizer, Inc.
#   2.200%, 12/15/21.............................       2,000  1,951,804
    0.250%, 03/06/22............................. EUR   1,050  1,266,951
Procter & Gamble Co. (The)
    2.300%, 02/06/22.............................       1,000    974,831
    2.150%, 08/11/22.............................       1,474  1,419,520
    2.000%, 08/16/22............................. EUR     100    129,374
Toyota Motor Credit Corp.
    2.375%, 02/01/23............................. EUR      43     56,550

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
US Bank NA
    2.850%, 01/23/23.............................         750 $    737,255
Walmart, Inc.
    1.900%, 04/08/22............................. EUR     500      640,174
                                                              ------------
TOTAL UNITED STATES..............................               52,170,070
                                                              ------------
TOTAL BONDS......................................              319,026,296
                                                              ------------
TOTAL INVESTMENT SECURITIES......................              319,026,296
                                                              ------------

                                                      SHARES     VALUE+
                                                      ------     ------
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund...............   273,896 $  3,168,978
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $326,921,936)..............................            $322,195,274
                                                              ============

At April 30, 2018, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                   UNREALIZED
                                                                                                    FOREIGN
                                                                                                    EXCHANGE
                                                                           SETTLEMENT             APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                        DATE               (DEPRECIATION)
------------------ --------------- ---------------------------- ------------------               --------------
USD     4,646,008  AUD   6,043,155 JP Morgan                                07/06/18               $   95,372
USD     2,800,286  GBP   1,959,190 State Street Bank and Trust              07/09/18                   94,032
USD     8,598,028  GBP   6,043,454 UBS AG                                   07/09/18                  250,128
USD    16,200,535  CAD  20,363,561 JP Morgan                                07/13/18                  313,404
USD     1,139,826  CAD   1,450,476 Citibank, N.A.                           07/17/18                    8,108
USD    10,952,007  CAD  13,726,741 JP Morgan                                07/17/18                  241,866
USD    15,931,306  SEK 132,898,558 State Street Bank and Trust              07/17/18                  664,604
USD    10,375,289  AUD  13,482,070 UBS AG                                   07/20/18                  221,882
USD       468,561  EUR     383,901 Citibank, N.A.                           07/26/18                    1,931
USD       607,734  EUR     499,817 Citibank, N.A.                           07/26/18                      207
USD   124,501,190  EUR 101,551,173 State Street Bank and Trust              07/26/18                1,066,007
                                                                                                   ----------
                                                                TOTAL APPRECIATION                 $2,957,541

USD       788,912  CAD   1,011,378 State Street Bank and Trust              07/17/18               $     (204)
                                                                                                   ----------
                                                                TOTAL (DEPRECIATION)               $     (204)
                                                                                                   ----------
                                                                TOTAL APPRECIATION
                                                                (DEPRECIATION)                     $2,957,337
                                                                                                   ==========

VA GLOBAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  -----------------------------------------
                                                                  LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                                  ------- ------------ ------- ------------
Bonds
 Australia.......................................................   --    $ 29,163,571   --    $ 29,163,571
 Austria.........................................................   --      11,925,753   --      11,925,753
 Belgium.........................................................   --       9,473,177   --       9,473,177
 Canada..........................................................   --      56,990,080   --      56,990,080
 Denmark.........................................................   --       1,715,819   --       1,715,819
 Finland.........................................................   --       6,683,026   --       6,683,026
 France..........................................................   --      22,135,931   --      22,135,931
 Germany.........................................................   --      21,172,077   --      21,172,077
 Japan...........................................................   --       9,015,613   --       9,015,613
 Netherlands.....................................................   --      30,880,481   --      30,880,481
 Norway..........................................................   --       8,060,927   --       8,060,927
 Singapore.......................................................   --       2,409,770   --       2,409,770
 Supranational Organization Obligations..........................   --      27,526,267   --      27,526,267
 Sweden..........................................................   --      28,130,857   --      28,130,857
 Switzerland.....................................................   --       1,572,877   --       1,572,877
 United States...................................................   --      52,170,070   --      52,170,070
Securities Lending Collateral....................................   --       3,168,978   --       3,168,978
Forward Currency Contracts**.....................................   --       2,957,337   --       2,957,337
                                                                    --    ------------   --    ------------
TOTAL............................................................   --    $325,152,611   --    $325,152,611
                                                                    ==    ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                 VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                               FACE
                                                             AMOUNT^^^    VALUE+
                                                             --------- ------------
                                                               (000)
U.S. TREASURY OBLIGATIONS -- (99.8%)
Treasury Inflation Protected Security
 0.625%, 01/15/24........................................... $  1,050  $  1,117,046
 0.125%, 07/15/24...........................................    6,850     6,957,191
 0.250%, 01/15/25...........................................   11,240    11,451,768
 2.375%, 01/15/25...........................................    5,735     8,402,996
 0.375%, 07/15/25...........................................   10,040    10,312,952
 0.625%, 01/15/26...........................................   11,050    11,474,018
 2.000%, 01/15/26...........................................    5,090     6,994,204
 0.125%, 07/15/26...........................................    7,750     7,676,888
 0.375%, 01/15/27...........................................   10,700    10,669,486
 2.375%, 01/15/27...........................................    4,175     5,858,315
 0.375%, 07/15/27...........................................   12,150    11,973,373
 1.750%, 01/15/28...........................................    4,730     6,128,614
 3.625%, 04/15/28...........................................    3,292     6,436,369
 2.500%, 01/15/29...........................................    4,200     5,716,319
 3.875%, 04/15/29...........................................    3,040     6,069,245
 3.375%, 04/15/32...........................................    1,420     2,651,039
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................            119,889,823
                                                                       ------------
TOTAL INVESTMENT SECURITIES.................................            119,889,823
                                                                       ------------

                                                              SHARES
                                                             ---------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market
 Fund, 1.630%...............................................  244,525       244,525
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $122,917,281)...........           $120,134,348
                                                                       ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ------------------------------------------
                                                                  LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                                                  -------- ------------ ------- ------------
U.S. Treasury Obligations........................................       -- $119,889,823   --    $119,889,823
Temporary Cash Investments....................................... $244,525           --   --         244,525
                                                                  -------- ------------   --    ------------
TOTAL............................................................ $244,525 $119,889,823   --    $120,134,348
                                                                  ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                              SHARES      VALUE+
                                                             --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc........................... 1,977,428 $ 42,158,757
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 1,349,064   19,709,818
Investment in DFA Selectively Hedged Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc.......... 1,875,173   17,814,145
Investment in VA Global Bond Portfolio of DFA Investment
  Dimensions Group Inc...................................... 1,683,756   17,814,143
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc...........................   666,727   15,094,703
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc...........................   321,315    7,486,643
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.......................   721,596    7,136,588
Investment in VA Short-Term Fixed Portfolio of DFA
  Investment Dimensions Group Inc...........................   700,958    7,135,757
Investment in VA U.S. Large Value Portfolio of DFA
  Investment Dimensions Group Inc...........................   114,609    3,014,223
Investment in VA International Value Portfolio of DFA
  Investment Dimensions Group Inc...........................   159,523    2,207,792
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc...........................    65,476    2,146,950
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $120,428,943)..........................           $141,719,519
                                                                       ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  -----------------------------------------
                                                                    LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                                  ------------ ------- ------- ------------
Affiliated Investment Companies.................................. $141,719,519   --      --    $141,719,519
                                                                  ------------   --      --    ------------
TOTAL............................................................ $141,719,519   --      --    $141,719,519
                                                                  ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                        VA EQUITY ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc.................... 358,727 $ 8,121,581
 Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc....................... 316,987   6,520,425
 Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.................... 328,217   4,795,257
 Investment in VA U.S. Targeted Value Portfolio of
   DFA Investment Dimensions Group Inc.................... 186,720   3,641,034
 Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.................... 108,131   2,519,461
 Investment in VA U.S. Large Value Portfolio of
   DFA Investment Dimensions Group Inc....................  76,616   2,015,006
 Investment in VA International Small Portfolio of
   DFA Investment Dimensions Group Inc.................... 104,566   1,474,380
 Investment in VA International Value Portfolio of
   DFA Investment Dimensions Group Inc....................  79,668   1,102,607
 Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc....................  22,137     725,887
                                                                   -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $29,595,691)..................................         $30,915,638
                                                                   ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------
                                                                    LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                                  -----------  ------- ------- -----------
Affiliated Investment Companies.................................. $30,915,638    --      --    $30,915,638
                                                                  -----------    --      --    -----------
TOTAL............................................................ $30,915,638    --      --    $30,915,638
                                                                  ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                       VA U.S.                             VA               VA
                                                    TARGETED VALUE  VA U.S. LARGE    INTERNATIONAL    INTERNATIONAL
                                                      PORTFOLIO*   VALUE PORTFOLIO* VALUE PORTFOLIO* SMALL PORTFOLIO*
                                                    -------------- ---------------- ---------------- ----------------
ASSETS:
Investments at Value (including $41,478, $8,773,
 $25,329 and $23,798 of securities on loan,
 respectively)..................................... $      341,419  $      434,322   $      290,316   $      240,714
Temporary Cash Investments at Value & Cost.........          2,140             948               --               --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $24,705,
 $5,206, $23,470 and $22,173)......................         24,705           5,206           23,470           22,173
Foreign Currencies at Value........................             18              --            1,176              993
Cash...............................................             --              --              691               --
Receivables:
  Investment Securities Sold.......................            674             509              120              733
  Dividends, Interest and Tax Reclaims.............             98             480            1,669            1,114
  Securities Lending Income........................             18               2               27               56
  Fund Shares Sold.................................            176             354              142              156
Prepaid Expenses and Other Assets..................              2               1               --               --
                                                    --------------  --------------   --------------   --------------
     Total Assets..................................        369,250         441,822          317,611          265,939
                                                    --------------  --------------   --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................         24,703           5,205           23,471           22,175
  Investment Securities Purchased..................          1,848             677            1,492              880
  Fund Shares Redeemed.............................             52             117               47               99
  Due to Advisor...................................             99              90               95              100
  Line of Credit...................................             --              --               --              785
Accrued Expenses and Other Liabilities.............             24              25               51               69
                                                    --------------  --------------   --------------   --------------
     Total Liabilities.............................         26,726           6,114           25,156           24,108
                                                    --------------  --------------   --------------   --------------
NET ASSETS......................................... $      342,524  $      435,708   $      292,455   $      241,831
                                                    ==============  ==============   ==============   ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)............     17,567,948      16,567,144       21,124,779       17,148,221
                                                    ==============  ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE........................ $        19.50  $        26.30   $        13.84   $        14.10
                                                    ==============  ==============   ==============   ==============
Investments at Cost................................ $      299,788  $      331,842   $      259,725   $      203,076
                                                    ==============  ==============   ==============   ==============
Foreign Currencies at Cost......................... $           19  $           --   $        1,200   $        1,007
                                                    ==============  ==============   ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................... $      287,256  $      325,058   $      260,132   $      198,912
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............            959           2,713            2,983             (183)
Accumulated Net Realized Gain (Loss)...............         12,679           5,457           (1,200)           5,504
Net Unrealized Foreign Exchange Gain (Loss)........             --              --              (27)             (26)
Net Unrealized Appreciation (Depreciation).........         41,630         102,480           30,567           37,624
                                                    --------------  --------------   --------------   --------------
NET ASSETS......................................... $      342,524  $      435,708   $      292,455   $      241,831
                                                    ==============  ==============   ==============   ==============
(1) NUMBER OF SHARES AUTHORIZED....................  1,000,000,000   1,000,000,000    1,000,000,000    1,000,000,000
                                                    ==============  ==============   ==============   ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        VIT INFLATION-
                                                                          VA SHORT-                       PROTECTED
                                                                          TERM FIXED       VA GLOBAL      SECURITIES
                                                                          PORTFOLIO*    BOND PORTFOLIO*   PORTFOLIO
                                                                        --------------  --------------- --------------
ASSETS:
Investments at Value (including $1,584, $3,098 and $0 of securities on
 loan, respectively)................................................... $      268,747  $      319,026  $      119,890
Temporary Cash Investments at Value & Cost.............................          1,843              --             245
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $1,617, $3,169 and $0).............................          1,617           3,169              --
Foreign Currencies at Value............................................             --             105              --
Cash...................................................................             --           3,908              --
Receivables:
  Investment Securities Sold...........................................          2,103              --              --
  Dividends, Interest and Tax Reclaims.................................          1,166           1,559             284
  Securities Lending Income............................................              1               1              --
  Fund Shares Sold.....................................................            470             141              26
  Unrealized Gain on Forward Currency Contracts........................             --           2,958              --
                                                                        --------------  --------------  --------------
     Total Assets......................................................        275,947         330,867         120,445
                                                                        --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................          1,618           3,170              --
  Investment Securities Purchased......................................          2,904             879              --
  Fund Shares Redeemed.................................................             84              72              --
  Due to Advisor.......................................................             55              58              10
Unrealized Loss on Foreign Currency Contracts..........................             --               2              --
Accrued Expenses and Other Liabilities.................................             19              23               8
                                                                        --------------  --------------  --------------
     Total Liabilities.................................................          4,680           4,204              18
                                                                        --------------  --------------  --------------
NET ASSETS............................................................. $      271,267  $      326,663  $      120,427
                                                                        ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................     26,636,714      30,872,575      12,234,234
                                                                        ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE................................................................. $        10.18  $        10.58  $         9.84
                                                                        ==============  ==============  ==============
Investments at Cost.................................................... $      270,185  $      323,753  $      122,672
                                                                        ==============  ==============  ==============
Foreign Currencies at Cost............................................. $           --  $          106  $           --
                                                                        ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $      271,672  $      330,482  $      123,307
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)....................................................          1,348             (41)            527
Accumulated Net Realized Gain (Loss)...................................           (315)         (1,987)           (625)
Net Unrealized Foreign Exchange Gain (Loss)............................             --           2,937              --
Net Unrealized Appreciation (Depreciation).............................         (1,438)         (4,728)         (2,782)
                                                                        --------------  --------------  --------------
NET ASSETS............................................................. $      271,267  $      326,663  $      120,427
                                                                        ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED........................................  1,000,000,000   1,000,000,000   1,000,000,000
                                                                        ==============  ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                      DFA VA
                                                                      GLOBAL
                                                                     MODERATE      VA EQUITY
                                                                    ALLOCATION     ALLOCATION
                                                                    PORTFOLIO      PORTFOLIO
                                                                  --------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......... $      141,720  $     30,916
Cash.............................................................             --            16
Receivables:
 Investment Securities/Affiliated Investment Companies Sold......            115            --
 Fund Shares Sold................................................              1            17
 From Advisor....................................................             --             5
Deferred Offering Costs..........................................             --             5
                                                                  --------------  ------------
     Total Assets................................................        141,836        30,959
                                                                  --------------  ------------
LIABILITIES:
Payables:
 Due to Custodian................................................             44            --
 Fund Shares Redeemed............................................              4            --
 Due to Advisor..................................................             17            --
Accrued Expenses and Other Liabilities...........................              7            20
                                                                  --------------  ------------
     Total Liabilities...........................................             72            20
                                                                  --------------  ------------
NET ASSETS....................................................... $      141,764  $     30,939
                                                                  ==============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................     11,116,216     2,827,570
                                                                  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $        12.75  $      10.94
                                                                  ==============  ============
Investments in Affiliated Investment Companies at Cost........... $      120,429  $     29,596
                                                                  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $      120,632  $     29,393
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)..........................................             19           (39)
Accumulated Net Realized Gain (Loss).............................           (178)          265
Net Unrealized Appreciation (Depreciation).......................         21,291         1,320
                                                                  --------------  ------------
NET ASSETS....................................................... $      141,764  $     30,939
                                                                  ==============  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  1,000,000,000   500,000,000
                                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                  VA U.S.                      VA            VA
                                                                  TARGETED  VA U.S. LARGE INTERNATIONAL INTERNATIONAL
                                                                   VALUE        VALUE         VALUE         SMALL
                                                                 PORTFOLIO#  PORTFOLIO#    PORTFOLIO#    PORTFOLIO#
                                                                 ---------- ------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $488 and
   $242, respectively)..........................................  $ 2,548      $ 4,650       $ 4,425       $2,704
  Non Cash Income...............................................       --           --           241           --
  Income from Securities Lending................................      161            9            90          302
                                                                  -------      -------       -------       ------
     Total Investment Income....................................    2,709        4,659         4,756        3,006
                                                                  -------      -------       -------       ------
EXPENSES
  Investment Management Fees....................................      604          525           549          594
  Accounting & Transfer Agent Fees..............................        8           10            11           10
  Custodian Fees................................................        5            3            19           49
  Shareholders' Reports.........................................        2            3             2            3
  Directors'/Trustees' Fees & Expenses..........................        1            2             1            1
  Professional Fees.............................................        3            4             1            2
  Other.........................................................        9            5             7            7
                                                                  -------      -------       -------       ------
     Total Expenses.............................................      632          552           590          666
                                                                  -------      -------       -------       ------
  Fees Paid Indirectly (Note C).................................       --           --            (3)          (2)
                                                                  -------      -------       -------       ------
  Net Expenses..................................................      632          552           587          664
                                                                  -------      -------       -------       ------
  NET INVESTMENT INCOME (LOSS)..................................    2,077        4,107         4,169        2,342
                                                                  -------      -------       -------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................   12,726        5,698         5,278        5,646
    Affiliated Investment Companies Shares Sold.................       (2)          (1)           (3)          (2)
    Foreign Currency Transactions...............................       --           --           (12)         (14)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   (4,998)       3,016         3,241          757
    Affiliated Investment Companies Shares......................       (1)          --             2           (1)
    Translation of Foreign Currency Denominated Amounts.........       --           --           (26)         (24)
                                                                  -------      -------       -------       ------
  NET REALIZED AND UNREALIZED GAIN (LOSS).......................    7,725        8,713         8,480        6,362
                                                                  -------      -------       -------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.....................................................  $ 9,802      $12,820       $12,649       $8,704
                                                                  =======      =======       =======       ======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                        VIT INFLATION-
                                                                  VA SHORT-  VA GLOBAL    PROTECTED
                                                                  TERM FIXED    BOND      SECURITIES
                                                                  PORTFOLIO# PORTFOLIO#   PORTFOLIO
                                                                  ---------- ---------- --------------
INVESTMENT INCOME
 Interest........................................................  $ 2,249    $ 2,363      $ 1,826
 Income from Securities Lending..................................        5          3           --
                                                                   -------    -------      -------
     Total Investment Income.....................................    2,254      2,366        1,826
                                                                   -------    -------      -------
EXPENSES
 Investment Management Fees......................................      329        343           60
 Accounting & Transfer Agent Fees................................        6          7            3
 Custodian Fees..................................................        4          6            1
 Shareholders' Reports...........................................        2          2            1
 Directors'/Trustees' Fees & Expenses............................        1          1           --
 Professional Fees...............................................        2          3            1
 Other...........................................................        4          5            1
                                                                   -------    -------      -------
     Total Expenses..............................................      348        367           67
                                                                   -------    -------      -------
 Fees Paid Indirectly (Note C)...................................       --         (2)          --
                                                                   -------    -------      -------
 Net Expenses....................................................      348        365           67
                                                                   -------    -------      -------
 NET INVESTMENT INCOME (LOSS)....................................    1,906      2,001        1,759
                                                                   -------    -------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**..................................     (221)    (1,205)        (427)
   Affiliated Investment Companies Shares Sold...................       (1)        (2)          --
   Foreign Currency Transactions.................................       --         10           --
   Forward Currency Contracts....................................       --       (788)          --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency....................   (1,143)    (4,058)      (1,845)
   Translation of Foreign Currency Denominated Amounts...........       --        (16)          --
   Forward Currency Contracts....................................       --      1,649           --
                                                                   -------    -------      -------
 NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (1,365)    (4,410)      (2,272)
                                                                   -------    -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..  $   541    $(2,409)     $  (513)
                                                                   =======    =======      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                               DFA VA
                                                                                               GLOBAL
                                                                                              MODERATE  VA EQUITY
                                                                                             ALLOCATION ALLOCATION
                                                                                             PORTFOLIO* PORTFOLIO*
                                                                                             ---------- ----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment Companies........................   $1,524      $242
                                                                                               ------      ----
     Total Investment Income................................................................    1,524       242
                                                                                               ------      ----
EXPENSES
  Investment Management Fees................................................................      178        37
  Shareholders' Reports.....................................................................        4        --
  Directors'/Trustees' Fees & Expenses......................................................        1        --
  Professional Fees.........................................................................        1        --
  Legal Fees................................................................................       --        25
  Organizational & Offering Costs...........................................................       --        13
  Other.....................................................................................       --         2
                                                                                               ------      ----
     Total Expenses.........................................................................      184        77
                                                                                               ------      ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................      (71)      (59)
                                                                                               ------      ----
  Net Expenses..............................................................................      113        18
                                                                                               ------      ----
  NET INVESTMENT INCOME (LOSS)..............................................................    1,411       224
                                                                                               ------      ----
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Companies..................      607       292
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................       --        --
    Affiliated Investment Companies Shares Sold.............................................     (153)      (27)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..................................................    1,170       182
                                                                                               ------      ----
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................    1,624       447
                                                                                               ------      ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................   $3,035      $671
                                                                                               ======      ====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Underlying Funds (Affiliated Investment Companies).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     VA U.S. TARGETED VALUE  VA U.S. LARGE VALUE
                                                                           PORTFOLIO              PORTFOLIO
                                                                     --------------------   --------------------
                                                                     SIX MONTHS     YEAR    SIX MONTHS    YEAR
                                                                        ENDED      ENDED       ENDED     ENDED
                                                                      APRIL 30,   OCT. 31,   APRIL 30,  OCT. 31,
                                                                        2018        2017       2018       2017
                                                                     -----------  --------  ----------- --------
                                                                     (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................  $  2,077    $  3,195   $  4,107   $  6,660
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................................    12,726      21,107      5,698     15,214
    Affiliated Investment Companies Shares Sold.....................        (2)          3         (1)         1
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    (4,998)     35,722      3,016     45,692
    Affiliated Investment Companies Shares Sold.....................        (1)         (6)        --         (2)
                                                                      --------    --------   --------   --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................     9,802      60,021     12,820     67,565
                                                                      --------    --------   --------   --------
Distributions From:
  Net Investment Income.............................................    (3,529)     (2,744)    (6,971)    (5,480)
  Net Short-Term Gains..............................................    (6,794)     (1,306)      (999)        --
  Net Long-Term Gains...............................................   (14,148)     (8,434)   (14,206)    (2,097)
                                                                      --------    --------   --------   --------
     Total Distributions............................................   (24,471)    (12,484)   (22,176)    (7,577)
                                                                      --------    --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................................    50,098      91,061     81,469     97,683
  Shares Issued in Lieu of Cash Distributions.......................    24,237      12,361     22,127      7,558
  Shares Redeemed...................................................   (43,947)    (71,257)   (33,096)   (60,910)
                                                                      --------    --------   --------   --------
     Net Increase (Decrease) from Capital Share Transactions........    30,388      32,165     70,500     44,331
                                                                      --------    --------   --------   --------
     Total Increase (Decrease) in Net Assets........................    15,719      79,702     61,144    104,319
NET ASSETS
  Beginning of Period...............................................   326,805     247,103    374,564    270,245
                                                                      --------    --------   --------   --------
  End of Period.....................................................  $342,524    $326,805   $435,708   $374,564
                                                                      ========    ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................................     2,498       4,705      3,007      3,903
  Shares Issued in Lieu of Cash Distributions.......................     1,268         639        842        314
  Shares Redeemed...................................................    (2,203)     (3,685)    (1,218)    (2,441)
                                                                      --------    --------   --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed........     1,563       1,659      2,631      1,776
                                                                      ========    ========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).................................................  $    959    $  2,411   $  2,713   $  5,577

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                 VA INTERNATIONAL VALUE VA INTERNATIONAL SMALL
                                                                       PORTFOLIO              PORTFOLIO
                                                                 --------------------   --------------------
                                                                 SIX MONTHS     YEAR    SIX MONTHS     YEAR
                                                                    ENDED      ENDED       ENDED      ENDED
                                                                  APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,
                                                                    2018        2017       2018        2017
                                                                 -----------  --------  -----------  --------
                                                                 (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..................................  $  4,169    $  6,625   $  2,342    $  3,989
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     5,278       1,824      5,646       6,077
    Affiliated Investment Companies Shares Sold.................        (3)         --         (2)         (1)
    Futures.....................................................        --          10         --          --
    Foreign Currency Transactions...............................       (12)        (58)       (14)         11
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     3,241      41,266        757      35,262
    Affiliated Investment Companies Shares Sold.................         2          (1)        (1)         (2)
    Translation of Foreign Currency Denominated Amounts.........       (26)         21        (24)         12
                                                                  --------    --------   --------    --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    12,649      49,687      8,704      45,348
                                                                  --------    --------   --------    --------
Distributions From:
  Net Investment Income.........................................    (7,102)     (5,740)    (5,501)     (3,623)
  Net Short-Term Gains..........................................        --          --       (796)       (967)
  Net Long-Term Gains...........................................        --          --     (5,190)       (293)
                                                                  --------    --------   --------    --------
     Total Distributions........................................    (7,102)     (5,740)   (11,487)     (4,883)
                                                                  --------    --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.................................................    45,183      62,915     36,688      58,382
  Shares Issued in Lieu of Cash Distributions...................     7,081       5,721     11,354       4,814
  Shares Redeemed...............................................   (17,484)    (40,223)   (30,613)    (27,685)
                                                                  --------    --------   --------    --------
     Net Increase (Decrease) from Capital Share Transactions....    34,780      28,413     17,429      35,511
                                                                  --------    --------   --------    --------
     Total Increase (Decrease) in Net Assets....................    40,327      72,360     14,646      75,976
NET ASSETS
  Beginning of Period...........................................   252,128     179,768    227,185     151,209
                                                                  --------    --------   --------    --------
  End of Period.................................................  $292,455    $252,128   $241,831    $227,185
                                                                  ========    ========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     3,279       5,186      2,586       4,648
  Shares Issued in Lieu of Cash Distributions...................       531         511        833         428
  Shares Redeemed...............................................    (1,271)     (3,330)    (2,160)     (2,164)
                                                                  --------    --------   --------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed....     2,539       2,367      1,259       2,912
                                                                  ========    ========   ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME).........................................  $  2,983    $  5,916   $   (183)   $  2,976

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                      VA SHORT-TERM FIXED                           VIT INFLATION-PROTECTED
                                                           PORTFOLIO       VA GLOBAL BOND PORTFOLIO SECURITIES PORTFOLIO
                                                     --------------------  -----------------------  ----------------------
                                                     SIX MONTHS    YEAR    SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                                        ENDED     ENDED       ENDED       ENDED        ENDED      ENDED
                                                      APRIL 30,  OCT. 31,   APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                                        2018       2017       2018         2017        2018        2017
                                                     ----------- --------  -----------   --------   -----------  --------
                                                     (UNAUDITED)           (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................  $  1,906   $  2,326   $  2,001     $  4,696    $  1,759    $  2,064
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................      (221)       (77)    (1,205)         129        (427)        (88)
    Affiliated Investment Companies Shares Sold.....        (1)        --         (2)          --          --          --
    Foreign Currency Transactions...................        --         --         10          (16)         --          --
    Forward Currency Contracts......................        --         --       (788)        (445)         --          --
  Change in Unrealized Appreciation (Depreciation)
   of:
    Investment Securities and Foreign Currency......    (1,143)      (350)    (4,058)      (2,728)     (1,845)     (1,958)
    Translation of Foreign Currency Denominated
     Amounts........................................        --         --        (16)          (5)         --          --
    Forward Currency Contracts......................        --         --      1,649        1,245          --          --
                                                      --------   --------   --------     --------    --------    --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................       541      1,899     (2,409)       2,876        (513)         18
                                                      --------   --------   --------     --------    --------    --------
Distributions From:
  Net Investment Income.............................    (2,602)    (1,351)    (5,516)      (4,547)     (2,974)     (1,145)
  Net Short-Term Gains..............................        --         --         --         (163)         --         (50)
  Net Long-Term Gains...............................        --         --       (150)      (1,280)         --         (10)
                                                      --------   --------   --------     --------    --------    --------
     Total Distributions............................    (2,602)    (1,351)    (5,666)      (5,990)     (2,974)     (1,205)
                                                      --------   --------   --------     --------    --------    --------
Capital Share Transactions (1):
  Shares Issued.....................................    56,640     93,096     43,375       79,707      16,176      46,171
  Shares Issued in Lieu of Cash Distributions.......     2,596      1,348      5,594        5,915       2,974       1,205
  Shares Redeemed...................................   (35,980)   (37,792)   (24,551)     (40,917)    (13,873)    (21,250)
                                                      --------   --------   --------     --------    --------    --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    23,256     56,652     24,418       44,705       5,277      26,126
                                                      --------   --------   --------     --------    --------    --------
     Total Increase (Decrease) in Net Assets........    21,195     57,200     16,343       41,591       1,790      24,939
NET ASSETS
  Beginning of Period...............................   250,072    192,872    310,320      268,729     118,637      93,698
                                                      --------   --------   --------     --------    --------    --------
  End of Period.....................................  $271,267   $250,072   $326,663     $310,320    $120,427    $118,637
                                                      ========   ========   ========     ========    ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     5,559      9,103      4,077        7,397       1,640       4,596
  Shares Issued in Lieu of Cash Distributions.......       256        133        525          561         299         123
  Shares Redeemed...................................    (3,530)    (3,694)    (2,315)      (3,799)     (1,410)     (2,112)
                                                      --------   --------   --------     --------    --------    --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     2,285      5,542      2,287        4,159         529       2,607
                                                      ========   ========   ========     ========    ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................  $  1,348   $  2,044   $    (41)    $  3,474    $    527    $  1,742

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA VA GLOBAL MODERATE VA EQUITY ALLOCATION
                                                                         ALLOCATION PORTFOLIO        PORTFOLIO
                                                                         --------------------   -------------------
                                                                                                             PERIOD
                                                                                                            JULY 10,
                                                                         SIX MONTHS     YEAR    SIX MONTHS  2017(A)
                                                                            ENDED      ENDED       ENDED       TO
                                                                          APRIL 30,   OCT. 31,   APRIL 30,  OCT. 31,
                                                                            2018        2017       2018       2017
                                                                         -----------  --------  ----------- --------
                                                                         (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........................................  $  1,411    $  2,067    $   224   $    54
  Capital Gain Distributions Received from Affiliated Investment
   Companies............................................................       607         425        292        --
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................        --          --         --        --
    Affiliated Investment Companies Shares Sold.........................      (153)        411        (27)       --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares Sold.........................     1,170      15,684        182     1,138
                                                                          --------    --------    -------   -------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     3,035      18,587        671     1,192
                                                                          --------    --------    -------   -------
Distributions From:
  Net Investment Income.................................................    (2,374)     (1,956)      (317)       --
  Net Short-Term Gains..................................................       (21)         --         --        --
  Net Long-Term Gains...................................................    (1,029)       (842)        --        --
                                                                          --------    --------    -------   -------
     Total Distributions................................................    (3,424)     (2,798)      (317)       --
                                                                          --------    --------    -------   -------
Capital Share Transactions (1):
  Shares Issued.........................................................    17,790      38,060     12,958    17,711
  Shares Issued in Lieu of Cash Distributions...........................     3,423       2,798        318        --
  Shares Redeemed.......................................................   (15,408)    (36,513)    (1,478)     (116)
                                                                          --------    --------    -------   -------
     Net Increase (Decrease) from Capital Share Transactions............     5,805       4,345     11,798    17,595
                                                                          --------    --------    -------   -------
     Total Increase (Decrease) in Net Assets............................     5,416      20,134     12,152    18,787
NET ASSETS
  Beginning of Period...................................................   136,348     116,214     18,787        --
                                                                          --------    --------    -------   -------
  End of Period.........................................................  $141,764    $136,348    $30,939   $18,787
                                                                          ========    ========    =======   =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................................     1,383       3,168      1,180     1,764
  Shares Issued in Lieu of Cash Distributions...........................       270         243         29        --
  Shares Redeemed.......................................................    (1,210)     (3,007)      (134)      (11)
                                                                          --------    --------    -------   -------
     Net Increase (Decrease) from Shares Issued and Redeemed............       443         404      1,075     1,753
                                                                          ========    ========    =======   =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).....................................................  $     19    $    982    $   (39)  $    54

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   VA U.S. TARGETED VALUE PORTFOLIO
                                                   ---------------------------------------------------------------  -------------
                                                   SIX MONTHS      YEAR      YEAR       YEAR      YEAR      YEAR    SIX MONTHS
                                                      ENDED       ENDED     ENDED      ENDED     ENDED     ENDED       ENDED
                                                    APRIL 30,    OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,   APRIL 30,
                                                      2018         2017      2016       2015      2014      2013       2018
----------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)                                                      (UNAUDITED)
Net Asset Value, Beginning of Period..............  $  20.42     $  17.23  $  17.94  $  19.28   $  17.63  $  12.58   $  26.88
                                                    --------     --------  --------  --------   --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.12         0.20      0.21      0.23       0.17      0.19       0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.44         3.86      0.54     (0.44)      1.62      5.05       0.72
                                                    --------     --------  --------  --------   --------  --------   --------
   Total from Investment Operations...............      0.56         4.06      0.75     (0.21)      1.79      5.24       0.98
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.21)       (0.19)    (0.24)    (0.18)     (0.14)    (0.19)     (0.49)
  Net Realized Gains..............................     (1.27)       (0.68)    (1.22)    (0.95)        --        --      (1.07)
                                                    --------     --------  --------  --------   --------  --------   --------
   Total Distributions............................     (1.48)       (0.87)    (1.46)    (1.13)     (0.14)    (0.19)     (1.56)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  19.50     $  20.42  $  17.23  $  17.94   $  19.28  $  17.63   $  26.30
=================================================  ===========   ========  ========  ========   ========  ========  ===========
Total Return......................................      2.90%(D)    23.81%     4.87%    (0.80)%    10.19%    42.19%      3.66%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $342,524     $326,805  $247,103  $190,237   $206,769  $161,321   $435,708
Ratio of Expenses to Average Net Assets...........      0.37%(E)     0.37%     0.38%     0.39%      0.37%     0.39%      0.26%(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.20%(E)     1.05%     1.25%     1.27%      0.93%     1.28%      1.95%(E)
Portfolio Turnover Rate...........................        13%(D)       28%       33%       33%        21%       15%         5%(D)
----------------------------------------------------------------------------------------------------------------------------------

                                                       VA U.S. LARGE VALUE PORTFOLIO
                                                   -------------------------------------------------
                                                     YEAR      YEAR      YEAR      YEAR      YEAR
                                                    ENDED     ENDED     ENDED     ENDED     ENDED
                                                   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                     2017      2016      2015      2014      2013
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  22.22  $  22.83  $  23.47  $  22.58  $  16.90
                                                   --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................     0.51      0.48      0.46      0.39      0.35
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     4.76      0.43     (0.24)     2.67      5.64
                                                   --------  --------  --------  --------  --------
   Total from Investment Operations...............     5.27      0.91      0.22      3.06      5.99
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................    (0.44)    (0.47)    (0.43)    (0.32)    (0.31)
  Net Realized Gains..............................    (0.17)    (1.05)    (0.43)    (1.85)       --
                                                   --------  --------  --------  --------  --------
   Total Distributions............................    (0.61)    (1.52)    (0.86)    (2.17)    (0.31)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  26.88  $  22.22  $  22.83  $  23.47  $  22.58
=================================================  ========  ========  ========  ========  ========
Total Return......................................    24.05%     4.52%     1.07%    14.73%    36.04%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $374,564  $270,245  $232,569  $258,705  $200,123
Ratio of Expenses to Average Net Assets...........     0.27%     0.27%     0.29%     0.27%     0.28%
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.02%     2.25%     2.00%     1.71%     1.78%
Portfolio Turnover Rate...........................       18%       15%       31%       19%       29%
----------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                VA INTERNATIONAL VALUE PORTFOLIO
                                ----------------------------------------------------------------  -------------
                                SIX MONTHS      YEAR      YEAR       YEAR       YEAR      YEAR    SIX MONTHS
                                   ENDED       ENDED     ENDED      ENDED      ENDED     ENDED       ENDED
                                 APRIL 30,    OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,   APRIL 30,
                                   2018         2017      2016       2015       2014      2013       2018
----------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)                                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  13.57     $  11.08  $  11.44  $  12.74   $  13.22   $  10.82   $  14.30
                                 --------     --------  --------  --------   --------   --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.21         0.38      0.36      0.37       0.55       0.34       0.14
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.43         2.46     (0.36)    (1.17)     (0.71)      2.41       0.37
                                 --------     --------  --------  --------   --------   --------   --------
   Total from Investment
    Operations.................      0.64         2.84        --     (0.80)     (0.16)      2.75       0.51
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.37)       (0.35)    (0.36)    (0.50)     (0.32)     (0.35)     (0.34)
 Net Realized Gains............        --           --        --        --         --         --      (0.37)
                                 --------     --------  --------  --------   --------   --------   --------
   Total Distributions.........     (0.37)       (0.35)    (0.36)    (0.50)     (0.32)     (0.35)     (0.71)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  13.84     $  13.57  $  11.08  $  11.44   $  12.74   $  13.22   $  14.10
==============================  ===========   ========  ========  ========   ========   ========  ===========
Total Return...................      4.83%(D)    26.32%     0.19%    (6.26)%    (1.16)%    26.10%      3.80%(D)
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................  $292,455     $252,128  $179,768  $155,251   $164,973   $137,908   $241,831
Ratio of Expenses to Average
 Net Assets....................      0.43%(E)     0.44%     0.46%     0.47%      0.46%      0.47%      0.56%(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............      0.43%(E)     0.44%     0.46%     0.47%      0.46%      0.47%      0.56%(E)
Ratio of Net Investment
 Income to Average Net Assets..      3.04%(E)     3.11%     3.46%     3.01%      4.16%      2.90%      1.97%(E)
Portfolio Turnover Rate........         9%(D)       20%       15%       20%        16%        14%         8%(D)
----------------------------------------------------------------------------------------------------------------

                                   VA INTERNATIONAL SMALL PORTFOLIO
                                --------------------------------------------------
                                  YEAR      YEAR      YEAR       YEAR      YEAR
                                 ENDED     ENDED     ENDED      ENDED     ENDED
                                OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                  2017      2016      2015       2014      2013
----------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $  11.65  $  11.67  $  11.83  $  12.55   $  10.02
                                --------  --------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................     0.27      0.26      0.25      0.25       0.26
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     2.74      0.34      0.09     (0.33)      2.69
                                --------  --------  --------  --------   --------
   Total from Investment
    Operations.................     3.01      0.60      0.34     (0.08)      2.95
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.27)    (0.24)    (0.25)    (0.27)     (0.25)
 Net Realized Gains............    (0.09)    (0.38)    (0.25)    (0.37)     (0.17)
                                --------  --------  --------  --------   --------
   Total Distributions.........    (0.36)    (0.62)    (0.50)    (0.64)     (0.42)
----------------------------------------------------------------------------------
Net Asset Value, End of Period. $  14.30  $  11.65  $  11.67  $  11.83   $  12.55
==============================  ========  ========  ========  ========   ========
Total Return...................    26.73%     5.54%     3.28%    (0.59)%    30.50%
----------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $227,185  $151,209  $127,813  $135,499   $119,927
Ratio of Expenses to Average
 Net Assets....................     0.57%     0.60%     0.61%     0.59%      0.65%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............     0.57%     0.60%     0.61%     0.59%      0.65%
Ratio of Net Investment
 Income to Average Net Assets..     2.10%     2.29%     2.13%     1.99%      2.36%
Portfolio Turnover Rate........       12%       12%       25%        8%        12%
----------------------------------------------------------------------------------

See Page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 VA SHORT-TERM FIXED PORTFOLIO
                                --------------------------------------------------------------  --------------
                                SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR     SIX MONTHS
                                   ENDED       ENDED     ENDED     ENDED     ENDED     ENDED        ENDED
                                 APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,    APRIL 30,
                                   2018         2017      2016      2015      2014      2013        2018
---------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)                                                      (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  10.27     $  10.25  $  10.23  $  10.22  $  10.23  $  10.26   $  10.86
                                 --------     --------  --------  --------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.07         0.11      0.07      0.03      0.02      0.03       0.07
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.06)       (0.02)    (0.01)     0.01      0.01        --      (0.15)
                                 --------     --------  --------  --------  --------  --------   --------
   Total from Investment
    Operations.................      0.01         0.09      0.06      0.04      0.03      0.03      (0.08)
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.10)       (0.07)    (0.03)    (0.02)    (0.03)    (0.04)     (0.19)
 Net Realized Gains............        --           --     (0.01)    (0.01)    (0.01)    (0.02)     (0.01)
                                 --------     --------  --------  --------  --------  --------   --------
   Total Distributions.........     (0.10)       (0.07)    (0.04)    (0.03)    (0.04)    (0.06)     (0.20)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  10.18     $  10.27  $  10.25  $  10.23  $  10.22  $  10.23   $  10.58
==============================  ===========   ========  ========  ========  ========  ========  ===========
Total Return...................      0.15%(D)     0.89%     0.60%     0.34%     0.25%     0.35%     (0.80)%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................  $271,267     $250,072  $192,872  $186,794  $189,716  $137,906   $326,663
Ratio of Expenses to Average
 Net Assets....................      0.26%(E)     0.27%     0.27%     0.28%     0.27%     0.29%      0.23%(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............      0.26%(E)     0.27%     0.27%     0.28%     0.27%       --%      0.23%(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.45%(E)     1.05%     0.65%     0.28%     0.20%     0.32%      1.26%(E)
Portfolio Turnover Rate........        33%(D)       86%       50%      105%       70%       55%        29%(D)
---------------------------------------------------------------------------------------------------------------

                                      VA GLOBAL BOND PORTFOLIO
                                -------------------------------------------------
                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                  2017      2016      2015      2014      2013
---------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $  11.00  $  10.93  $  10.92  $  10.92  $  11.18
                                --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................     0.18      0.18      0.17      0.15      0.11
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................    (0.08)     0.11      0.09      0.05     (0.04)
                                --------  --------  --------  --------  --------
   Total from Investment
    Operations.................     0.10      0.29      0.26      0.20      0.07
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.18)    (0.17)    (0.23)    (0.05)    (0.18)
 Net Realized Gains............    (0.06)    (0.05)    (0.02)    (0.15)    (0.15)
                                --------  --------  --------  --------  --------
   Total Distributions.........    (0.24)    (0.22)    (0.25)    (0.20)    (0.33)
---------------------------------------------------------------------------------
Net Asset Value, End of Period. $  10.86  $  11.00  $  10.93  $  10.92  $  10.92
==============================  ========  ========  ========  ========  ========
Total Return...................     1.00%     2.68%     2.40%     1.90%     0.63%
---------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $310,320  $268,729  $235,082  $207,021  $167,293
Ratio of Expenses to Average
 Net Assets....................     0.24%     0.24%     0.26%     0.25%     0.27%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............     0.24%     0.24%     0.26%     0.25%     0.27%
Ratio of Net Investment
 Income to Average Net Assets..     1.66%     1.63%     1.61%     1.37%     1.04%
Portfolio Turnover Rate........       67%       47%       54%       75%       73%
---------------------------------------------------------------------------------

See Page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   VIT INFLATION-PROTECTED SECURITIES PORTFOLIO
                                -------------------------------------------
                                                                       PERIOD
                                 SIX MONTHS       YEAR      YEAR      MAY 29,
                                    ENDED        ENDED     ENDED     2015(A) TO
                                  APRIL 30,     OCT. 31,  OCT. 31,    OCT. 31,
                                    2018          2017      2016        2015
-----------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  10.14      $  10.30   $  9.77   $ 10.00
                                 --------      --------   -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.14          0.19      0.17      0.05
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.19)        (0.22)     0.39     (0.28)
                                 --------      --------   -------   -------
   Total from Investment
    Operations.................     (0.05)        (0.03)     0.56     (0.23)
-----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.25)        (0.12)    (0.03)       --
 Net Realized Gains............        --         (0.01)       --        --
                                 --------      --------   -------   -------
   Total Distributions.........     (0.25)        (0.13)    (0.03)       --
-----------------------------------------------------------------------------------
Net Asset Value, End of Period.  $   9.84      $  10.14   $ 10.30   $  9.77
==============================  ===========    ========   ======== ==========
Total Return...................     (0.49)%(D)    (0.25)%    5.79%    (2.30)%(D)
-----------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $120,427      $118,637   $93,698   $16,379
Ratio of Expenses to Average
 Net Assets (B)................      0.11%(E)      0.15%     0.18%     0.18%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....      0.11%(E)      0.12%     0.19%     0.88%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      2.94%(E)      1.92%     1.72%     1.29%(C)(E)
Portfolio Turnover Rate........        20%(D)        25%       21%        4%(D)
-----------------------------------------------------------------------------------

                                            DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                                -------------------------------------------------------------
                                                                                         PERIOD
                                SIX MONTHS      YEAR      YEAR      YEAR      YEAR      APRIL 8,
                                   ENDED       ENDED     ENDED     ENDED     ENDED     2013(A) TO
                                 APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                   2018         2017      2016      2015      2014        2013
----------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  12.78     $  11.32  $  11.12  $ 11.37   $ 10.91   $ 10.00
                                 --------     --------  --------  -------   -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.13         0.19      0.17     0.18      0.14      0.07
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.16         1.53      0.20    (0.22)     0.49      0.84
                                 --------     --------  --------  -------   -------   -------
   Total from Investment
    Operations.................      0.29         1.72      0.37    (0.04)     0.63      0.91
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.22)       (0.18)    (0.15)   (0.17)    (0.14)       --
 Net Realized Gains............     (0.10)       (0.08)    (0.02)   (0.04)    (0.03)       --
                                 --------     --------  --------  -------   -------   -------
   Total Distributions.........     (0.32)       (0.26)    (0.17)   (0.21)    (0.17)       --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  12.75     $  12.78  $  11.32  $ 11.12   $ 11.37   $ 10.91
==============================  ===========   ========  ========  ========  ======== ==========
Total Return...................      2.24%(D)    15.50%     3.44%   (0.23)%    5.87%     9.10%(D)
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $141,764     $136,348  $116,214  $98,887   $64,997   $40,483
Ratio of Expenses to Average
 Net Assets (B)................      0.40%(E)     0.40%     0.40%    0.40%     0.40%     0.40%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....      0.50%(E)     0.51%     0.52%    0.54%     0.66%     0.93%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.98%(E)     1.56%     1.54%    1.56%     1.27%     1.12%(C)(E)
Portfolio Turnover Rate........       N/A          N/A       N/A      N/A       N/A       N/A
----------------------------------------------------------------------------------------------------

See Page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  VA EQUITY ALLOCATION PORTFOLIO
                                                                  ----------------------
                                                                                     PERIOD
                                                                  SIX MONTHS        JULY 10,
                                                                     ENDED         2017(A) TO
                                                                   APRIL 30,        OCT. 31,
                                                                     2018             2017
------------------------------------------------------------------------------------------------
                                                                  (UNAUDITED)
Net Asset Value, Beginning of Period.............................   $ 10.72       $ 10.00
                                                                    -------       -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................      0.10          0.03
 Net Gains (Losses) on Securities (Realized and Unrealized)......      0.27          0.69
                                                                    -------       -------
   Total from Investment Operations..............................      0.37          0.72
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................     (0.15)           --
 Net Realized Gains..............................................        --            --
                                                                    -------       -------
   Total Distributions...........................................     (0.15)           --
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................   $ 10.94       $ 10.72
================================================================  ===========    ==========
Total Return.....................................................      3.50%(D)      7.20%(D)
------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................   $30,939       $18,787
Ratio of Expenses to Average Net Assets..........................      0.40%(E)      0.32%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)...........................................      0.64%(E)      0.66%(C)(E)
Ratio of Net Investment Income to Average Net Assets.............      1.80%(E)      0.99%(C)(E)
------------------------------------------------------------------------------------------------

See Page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, nine of which (the "Portfolios") are included in this report. The remaining ninety-three are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio (each, a "Fund of Funds") invest in other portfolios within the Fund and Dimensional Investment Group Inc. ("DIG") (the "Underlying Funds").

   At April 30, 2018, each Fund of Fund was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                                          PERCENTAGE
                                                                                           OWNERSHIP
FUND OF FUNDS                                UNDERLYING FUNDS                            AT 04/30/2018
-------------                                ----------------                            -------------
DFA VA Global Moderate Allocation Portfolio  U.S. Core Equity 1 Portfolio                     --
                                             U.S. Core Equity 2 Portfolio                     --
                                             International Core Equity Portfolio              --
                                             Emerging Markets Core Equity Portfolio           --
                                             DFA Two-Year Global Fixed Income Portfolio       --
                                             DFA Selectively Hedged Global Fixed Income       2%
                                               Portfolio
                                             VA U.S. Large Value Portfolio                    1%
                                             VA International Value Portfolio                 1%
                                             DFA Real Estate Securities Portfolio             --
                                             VA Short-Term Fixed Portfolio                    3%
                                             VA Global Bond Portfolio                         5%

VA Equity Allocation Portfolio               U.S. Core Equity 1 Portfolio                     --
                                             DFA Real Estate Securities Portfolio             --
                                             International Core Equity Portfolio              --
                                             Emerging Markets Core Equity Portfolio           --
                                             VA U.S. Large Value Portfolio                    --
                                             VA U.S. Targeted Value Portfolio                 1%
                                             U.S. Large Company Portfolio                     --
                                             VA International Value Portfolio                 --
                                             VA International Small Portfolio                 1%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios' are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA VA Global Moderate Allocation Portfolio and the VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

   4. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    VA U.S. Targeted Value Portfolio. 0.35%
                    VA U.S. Large Value Portfolio.... 0.25%
                    VA International Value Portfolio. 0.40%
                    VA International Small Portfolio. 0.50%
                    VA Short-Term Fixed Portfolio.... 0.25%

              VA Global Bond Portfolio..................... 0.22%*
              VIT Inflation-Protected Securities Portfolio. 0.10%
              DFA VA Global Moderate Allocation Portfolio.. 0.25%
              VA Equity Allocation Portfolio............... 0.30%

* The VA Global Bond Portfolio's investment management fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreements will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreements shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended
April 30, 2018, the Portfolios had the expense limits listed below based on a percentage of average net assets on an annualized basis. Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                   PREVIOUSLY       NET WAIVED FEES/
                                                   RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                     EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                    LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES            AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------          ---------- ---------------- ----------------- ---------------------
VIT Inflation-Protected Securities
  Portfolio (1)....................    0.18%          --                --                  --
DFA VA Global Moderate
  Allocation Portfolio (2).........    0.40%          --              $399                 $71
VA Equity Allocation
  Portfolio (3)....................    0.40%          --                35                  59

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Institutional Class shares of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses of such class of shares to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Advisor, however, shall not be reimbursed for any management fees previously waived to offset the Portfolio's proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  VA International Value Portfolio.     $3
                  VA International Small Portfolio.      2
                  VA Global Bond Portfolio.........      2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              VA U.S. Targeted Value Portfolio................ $ 7
              VA U.S. Large Value Portfolio...................   9
              VA International Value Portfolio................   6
              VA International Small Portfolio................   5
              VA Short-Term Fixed Portfolio...................   7
              VA Global Bond Portfolio........................   8
              VIT Inflation -- Protected Securities Portfolio.   1
              DFA VA Global Moderate Allocation Portfolio.....   2
              VA Equity Allocation Portfolio..................  --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

                                                 U.S. GOVERNMENT  OTHER INVESTMENT
                                                   SECURITIES        SECURITIES
                                                ----------------- -----------------
                                                PURCHASES  SALES  PURCHASES  SALES
                                                --------- ------- --------- -------
VA U.S. Targeted Value Portfolio...............       --       -- $ 59,354  $46,368
VA U.S. Large Value Portfolio..................       --       --   72,834   20,133
VA International Value Portfolio...............       --       --   57,194   25,680
VA International Small Portfolio...............       --       --   28,396   18,932
VA Short-Term Fixed Portfolio..................  $32,729  $22,920   68,605   59,744
VA Global Bond Portfolio.......................       --       --  109,641   91,875
VIT Inflation - Protected Securities Portfolio.   27,312   24,366       --       --

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                         NET REALIZED
                                                         GAIN/(LOSS)                                         DIVIDEND
                                                         ON SALES OF    CHANGE IN                           INCOME FROM
                                                PROCEEDS  AFFILIATED   UNREALIZED                           AFFILIATED
                           BALANCE AT PURCHASES   FROM    INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                            10/31/17   AT COST   SALES    COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
-                          ---------- --------- -------- ------------ ------------- ---------- ------------ -----------
VA U.S. TARGETED VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................  $35,980    $55,906  $67,178      $(2)          $(1)      $24,705      2,135        $ --
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $35,980    $55,906  $67,178      $(2)          $(1)      $24,705      2,135        $ --
                            =======    =======  =======      ===           ===       =======      =====        ====

VA U.S. LARGE VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................  $ 4,502    $39,656  $38,951      $(1)          $--       $ 5,206        450        $ 45
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $ 4,502    $39,656  $38,951      $(1)          $--       $ 5,206        450        $ 45
                            =======    =======  =======      ===           ===       =======      =====        ====

VA INTERNATIONAL VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................  $10,774    $96,227  $83,530      $(3)          $ 2       $23,470      2,028        $158
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $10,774    $96,227  $83,530      $(3)          $ 2       $23,470      2,028        $158
                            =======    =======  =======      ===           ===       =======      =====        ====

VA INTERNATIONAL SMALL PORTFOLIO
DFA Short Term Investment
 Fund.....................  $19,690    $26,406  $23,920      $(2)          $(1)      $22,173      1,916        $167
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $19,690    $26,406  $23,920      $(2)          $(1)      $22,173      1,916        $167
                            =======    =======  =======      ===           ===       =======      =====        ====

VA SHORT-TERM FIXED PORTFOLIO
DFA Short Term Investment
 Fund.....................  $11,107    $15,948  $25,437      $(1)          $--       $ 1,617        140        $ 43
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $11,107    $15,948  $25,437      $(1)          $--       $ 1,617        140        $ 43
                            =======    =======  =======      ===           ===       =======      =====        ====

VA GLOBAL BOND PORTFOLIO
DFA Short Term Investment
 Fund.....................  $ 1,543    $38,946  $37,318      $(2)          $--       $ 3,169        274        $ 32
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $ 1,543    $38,946  $37,318      $(2)          $--       $ 3,169        274        $ 32
                            =======    =======  =======      ===           ===       =======      =====        ====

                           CAPITAL GAIN
                           DISTRIBUTIONS
                               FROM
                            AFFILIATED
                            INVESTMENT
                             COMPANIES
-                          -------------
VA U.S. TARGETED VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................       --
                                ---
TOTAL.....................       --
                                ===

VA U.S. LARGE VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................       --
                                ---
TOTAL.....................       --
                                ===

VA INTERNATIONAL VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................      $--
                                ---
TOTAL.....................      $--
                                ===

VA INTERNATIONAL SMALL PORTFOLIO
DFA Short Term Investment
 Fund.....................       --
                                ---
TOTAL.....................       --
                                ===

VA SHORT-TERM FIXED PORTFOLIO
DFA Short Term Investment
 Fund.....................       --
                                ---
TOTAL.....................       --
                                ===

VA GLOBAL BOND PORTFOLIO
DFA Short Term Investment
 Fund.....................       --
                                ---
TOTAL.....................       --
                                ===

                                                            NET REALIZED
                                                            GAIN/(LOSS)                                         DIVIDEND
                                                            ON SALES OF    CHANGE IN                           INCOME FROM
                                                   PROCEEDS  AFFILIATED   UNREALIZED                           AFFILIATED
                              BALANCE AT PURCHASES   FROM    INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                               10/31/17   AT COST   SALES    COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
-                             ---------- --------- -------- ------------ ------------- ---------- ------------ -----------
DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
U.S. Core Equity 2
 Portfolio...................  $ 40,630   $ 4,758  $ 4,061     $   6        $  826      $ 42,159     1,977       $  308
International Core Equity
 Portfolio...................    19,237     1,813    1,863        14           509        19,710     1,349          169
DFA Selectively Hedged
 Global Fixed Income
 Portfolio...................    16,992     2,910    1,799      (110)         (179)       17,814     1,875          301
VA Global Bond Portfolio.....    17,041     3,095    1,866       (45)         (411)       17,814     1,684          301
U.S. Core Equity 1
 Portfolio...................    14,521     1,352    1,187        (4)          413        15,095       667          110
Emerging Markets Core
 Equity Portfolio............     6,978       755      535         1           288         7,487       321           43
DFA Two-Year Global Fixed
 Income Portfolio............     6,807     1,020      621        (7)          (63)        7,136       722           65
VA Short-Term Fixed
 Portfolio...................     6,801     1,016      621        (5)          (55)        7,136       701           72
VA U.S. Large Value
 Portfolio...................     2,906       415      242        (2)          (63)        3,014       115           53
VA International Value
 Portfolio...................     2,147       226      211         7            39         2,208       160           59
DFA Real Estate Securities
 Portfolio...................     2,242       143       96        (8)         (134)        2,147        65           45
                               --------   -------  -------     -----        ------      --------     -----       ------
TOTAL........................  $136,302   $17,503  $13,102     $(153)       $1,170      $141,720     9,636       $1,526
                               ========   =======  =======     =====        ======      ========     =====       ======

VA EQUITY ALLOCATION PORTFOLIO
U.S. Core Equity 1 Portfolio
 of..........................  $  4,917   $ 3,304  $   212     $  (6)       $  119      $  8,122       359       $   46
U.S. Large Company
 Portfolio...................     3,940     2,693      190        (5)           82         6,520       317           44
International Core Equity
 Portfolio...................     2,937     1,901      141        (4)          102         4,795       328           30
VA U.S. Targeted Value
 Portfolio...................     2,208     1,649       94        (4)         (118)        3,641       187           27
Emerging Markets Core
 Equity Portfolio............     1,480     1,046       69        (2)           65         2,520       108           10
VA U.S. Large Value
 Portfolio...................     1,225       879       43        (2)          (44)        2,015        77           26
VA International Small
 Portfolio...................       905       624       43        (1)          (11)        1,474       105           25
VA International Value
 Portfolio...................       680       434       31        (1)           21         1,103        80           22
DFA Real Estate Securities
 Portfolio...................       473       308       19        (2)          (34)          726        22           12
                               --------   -------  -------     -----        ------      --------     -----       ------
TOTAL........................  $ 18,765   $12,838  $   842     $ (27)       $  182      $ 30,916     1,583       $  242
                               ========   =======  =======     =====        ======      ========     =====       ======

                              CAPITAL GAIN
                              DISTRIBUTIONS
                                  FROM
                               AFFILIATED
                               INVESTMENT
                                COMPANIES
-                             -------------
DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
U.S. Core Equity 2
 Portfolio...................     $394
International Core Equity
 Portfolio...................       --
DFA Selectively Hedged
 Global Fixed Income
 Portfolio...................       --
VA Global Bond Portfolio.....        8
U.S. Core Equity 1
 Portfolio...................       83
Emerging Markets Core
 Equity Portfolio............       --
DFA Two-Year Global Fixed
 Income Portfolio............       --
VA Short-Term Fixed
 Portfolio...................       --
VA U.S. Large Value
 Portfolio...................      115
VA International Value
 Portfolio...................       --
DFA Real Estate Securities
 Portfolio...................        7
                                  ----
TOTAL........................     $607
                                  ====

VA EQUITY ALLOCATION PORTFOLIO
U.S. Core Equity 1 Portfolio
 of..........................     $ 32
U.S. Large Company
 Portfolio...................       13
International Core Equity
 Portfolio...................       --
VA U.S. Targeted Value
 Portfolio...................      161
Emerging Markets Core
 Equity Portfolio............       --
VA U.S. Large Value
 Portfolio...................       56
VA International Small
 Portfolio...................       28
VA International Value
 Portfolio...................       --
DFA Real Estate Securities
 Portfolio...................        2
                                  ----
TOTAL........................     $292
                                  ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                   INCREASE       INCREASE
                                                                  (DECREASE)     (DECREASE)
                                                   INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                  (DECREASE)    NET INVESTMENT  NET REALIZED
                                                PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                --------------- -------------- --------------
VA U.S. Targeted Value Portfolio...............          --         $  16          $  (16)
VA U.S. Large Value Portfolio..................          --            --              --
VA International Value Portfolio...............     $(2,412)           --           2,412
VA International Small Portfolio...............          --           171            (171)
VA Short-Term Fixed Portfolio..................          --            --              --
VA Global Bond Portfolio.......................          --          (482)            482
VIT Inflation - Protected Securities Portfolio.          --           104            (104)
DFA VA Global Moderate Allocation Portfolio....          --             2              (2)
VA Equity Allocation Portfolio.................          --            --              --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                                NET INVESTMENT
                                                  INCOME AND
                                                  SHORT-TERM     LONG-TERM
                                                CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                -------------- ------------- -------
VA U.S. Targeted Value Portfolio
2016...........................................     $4,936        $10,897    $15,833
2017...........................................      4,050          8,434     12,484
VA U.S. Large Value Portfolio
2016...........................................      4,847         10,777     15,624
2017...........................................      5,468          2,110      7,578
VA International Value Portfolio
2016...........................................      4,932             --      4,932
2017...........................................      5,740             --      5,740
VA International Small Portfolio
2016...........................................      2,921          3,999      6,920
2017...........................................      4,590            293      4,883
VA Short-Term Fixed Portfolio
2016...........................................        702             45        747
2017...........................................      1,351             --      1,351
VA Global Bond Portfolio
2016...........................................      3,881            786      4,667
2017...........................................      4,711          1,280      5,991
VIT Inflation - Protected Securities Portfolio
2016...........................................         55             --         55
2017...........................................      1,195             10      1,205
DFA VA Global Moderate Allocation Portfolio
2016...........................................      1,376            196      1,572
2017...........................................      1,956            842      2,798
VA Equity Allocation Portfolio
2017...........................................         --             --         --

   VA Equity Allocation Portfolio commenced operations on July 10, 2017 and did not pay any distributions for the year ended October 31, 2016.

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                               TOTAL NET
                                       NET INVESTMENT                                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- ------------- -------------- -------------
VA U.S. Targeted Value Portfolio......     $9,264        $14,148            --       $46,532       $ 69,944
VA U.S. Large Value Portfolio.........      6,582         14,206            --        99,227        120,015
VA International Value Portfolio......      6,442             --       $(5,191)       25,534         26,785
VA International Small Portfolio......      5,942          5,190            --        34,585         45,717
VA Short-Term Fixed Portfolio.........      2,051             --           (93)         (296)         1,662
VA Global Bond Portfolio..............      4,744            150            --          (624)         4,270
VIT Inflation -- Protected Securities
  Portfolio...........................      1,743             --          (158)         (977)           608
DFA VA Global Moderate Allocation
  Portfolio...........................      1,004          1,029            --        19,490         21,523
VA Equity Allocation Portfolio........         54             --            --         1,137          1,191

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                        UNLIMITED TOTAL
                                                        --------- ------
       VA U.S. Targeted Value Portfolio................      --       --
       VA U.S. Large Value Portfolio...................      --       --
       VA International Value Portfolio................  $5,191   $5,191
       VA International Small Portfolio................      --       --
       VA Short-Term Fixed Portfolio...................      93       93
       VA Global Bond Portfolio........................      --       --
       VIT Inflation -- Protected Securities Portfolio.     158      158
       DFA VA Global Moderate Allocation Portfolio.....      --       --
       VA Equity Allocation Portfolio..................      --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                    VA International Value Portfolio. $1,845

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        NET
                                                                                     UNREALIZED
                                                FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                -------- ------------ ------------ --------------
VA U.S. Targeted Value Portfolio............... $326,729   $ 70,361     $(28,826)     $ 41,535
VA U.S. Large Value Portfolio..................  338,233    113,104      (10,860)      102,244
VA International Value Portfolio...............  284,987     40,160      (11,361)       28,799
VA International Small Portfolio...............  227,541     59,030      (23,684)       35,346
VA Short-Term Fixed Portfolio..................  273,645         28       (1,466)       (1,438)
VA Global Bond Portfolio.......................  328,185      3,405       (6,437)       (3,032)
VIT Inflation - Protected Securities Portfolio.  122,958         --       (2,824)       (2,824)
DFA VA Global Moderate Allocation Portfolio....  121,060     21,208         (548)       20,660
VA Equity Allocation Portfolio.................   29,596      1,343          (23)        1,320

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

   2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: The VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: The VA International Value Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The VA International Value Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

   Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                 FORWARD
                                                CURRENCY
                                                CONTRACTS
                                                ---------
                      VA Global Bond Portfolio.  151,260

   The following is a summary of the location of derivatives on the VA Global Bond Portfolio's Statement of Assets and Liabilities as of April 30, 2018:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward Currency          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

   The following is a summary of the VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                         ASSET DERIVATIVES VALUE
                                         ------------------------
                                          TOTAL VALUE    FORWARD
                                               AT       CURRENCY
                                         APRIL 30, 2018 CONTRACTS
                                         -------------- ---------
               VA Global Bond Portfolio.     $2,958      $2,958

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2018:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Forward Currency Contracts  Net Realized Gain (Loss) on: Forward Currency Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                            REALIZED GAIN (LOSS) ON
                                               DERIVATIVES
                                            ----------------------
                                                        FORWARD
                                                       CURRENCY
                                             TOTAL     CONTRACTS
                                             ------    ---------
                  VA Global Bond Portfolio.   (788)     $ (788)

                                            CHANGE IN UNREALIZED
                                              APPRECIATION
                                            (DEPRECIATION) ON
                                               DERIVATIVES
                                            ----------------------
                                                        FORWARD
                                                       CURRENCY
                                             TOTAL     CONTRACTS
                                             ------    ---------
                  VA Global Bond Portfolio. $1,649      $1,649

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2018 (Amounts in thousands):

                             NET                                                   NET
                           AMOUNTS                                               AMOUNTS
                             OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                           ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                          PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
              AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
              RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION      (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------   ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                     ASSETS                                             LIABILITIES
              ---------------------------------------------------- -----------------------------------------------------
VA GLOBAL
 BOND
 PORTFOLIO
Citibank,
 N.A.........   $   10     $   10        --          --     $   10     --          --          --          --       --
JP Morgan....      651        651        --          --        651     --          --          --          --       --
State Street
 Bank and
 Trust.......    1,825      1,825        --          --      1,825     --          --          --          --       --
UBS AG.......      472        472        --          --        472     --          --          --          --       --
                ------     ------        --          --     ------     --          --          --          --       --
                $2,958     $2,958        --          --     $2,958     --          --          --          --       --
                ======     ======        ==          ==     ======     ==          ==          ==          ==       ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                   ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio..     2.30%        $2,221         14        $ 2        $12,812
VA U.S. Large Value Portfolio.....     2.17%           579         14         --          2,019
VA International Value Portfolio..     2.17%            70          3         --             70
VA International Small Portfolio..     2.02%         1,189          8          1          3,767
DFA VA Global Moderate Allocation
  Portfolio.......................     2.23%           846         14          1          8,614
VA Equity Allocation Portfolio....     2.11%           109         13         --            441

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   At April 30, 2018, the VA International Small Portfolio had loans outstanding in the amount of $785 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

    PORTFOLIO                         PURCHASES SALES  REALIZED GAIN (LOSS)
    ---------                         --------- ------ --------------------
    VA U.S. Targeted Value Portfolio.  $5,381   $7,743        $1,311
    VA U.S. Large Value Portfolio....   5,911      969           (36)
    VA International Value Portfolio.   2,943    1,851           144
    VA International Small Portfolio.   2,188    1,376           480

J. SECURITIES LENDING:

   As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                     MARKET
                                                     VALUE
                                                     -------
                   VA U.S. Targeted Value Portfolio. $18,180
                   VA U.S. Large Value Portfolio....   3,741
                   VA International Value Portfolio.   2,833
                   VA International Small Portfolio.   3,147

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                      AS OF APRIL 30, 2018
                                    --------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS VA
U.S. TARGETED VALUE PORTFOLIO
Common Stocks......................  $24,705,109     --         --         --    $24,705,109
VA U.S. LARGE VALUE PORTFOLIO
Common Stocks......................    5,206,122     --         --         --      5,206,122

                                      REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF APRIL 30, 2018
                                  --------------------------------------------------------
                                  OVERNIGHT AND            BETWEEN
                                   CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                  ------------- -------- ------------ -------- -----------
VA INTERNATIONAL VALUE PORTFOLIO
Common Stocks....................  $23,469,656     --         --         --    $23,469,656
VA INTERNATIONAL SMALL PORTFOLIO
Common Stocks....................   22,172,602     --         --         --     22,172,602
VA SHORT-TERM FIXED PORTFOLIO
Bonds............................    1,617,062     --         --         --      1,617,062
VA GLOBAL BOND PORTFOLIO
Bonds............................    3,168,978     --         --         --      3,168,978

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                                 PERCENTAGE
                                                   NUMBER OF   OF OUTSTANDING
                                                  SHAREHOLDERS     SHARES
                                                  ------------ --------------
  VA U.S. Targeted Value Portfolio...............      4             67%
  VA U.S. Large Value Portfolio..................      4             67%
  VA International Value Portfolio...............      5             78%
  VA International Small Portfolio...............      5             73%
  VA Short-Term Fixed Portfolio..................      5             81%
  VA Global Bond Portfolio.......................      5             80%
  VIT Inflation - Protected Securities Portfolio.      4             91%
  DFA VA Global Moderate Allocation Portfolio....      5             92%
  VA Equity Allocation Portfolio.................      3            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE

COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to the VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Lawsuits. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of the VA U.S. Large Value Portfolio at this time.

   The VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by the VA U.S. Large Value Portfolio.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                 ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                              --------------------------------------------------
                                              NET INCOME FOR THE
                                                  CURRENT OR        ACCUMULATED
                                               PRECEDING FISCAL  UNDISTRIBUTED NET
                                                  YEAR, AND       PROFITS FROM THE     PAID-IN
                                                 ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                              UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
PORTFOLIO NAME                                      INCOME           PROPERTIES        SOURCE
--------------                                ------------------ ------------------ -------------
VA U.S. Large Value Portfolio
   December 14, 2017.........................         97%                0%               3%
VA U.S. Targeted Value Portfolio
   December 14, 2017.........................         94%                0%               6%
VA International Value Portfolio
   December 14, 2017.........................         91%                0%               9%
VA International Small Portfolio
   December 14, 2017.........................         59%                0%              41%
VA Short-Term Fixed Portfolio
   December 14, 2017.........................         94%                0%               6%
VA Global Bond Portfolio
   December 14, 2017.........................         73%                0%              27%
VIT Inflation-Protected Securities Portfolio
   December 14, 2017.........................         79%                0%              21%
DFA VA Global Moderate Allocation Portfolio
   December 15, 2017.........................         99%                0%               1%
VA Equity Allocation Portfolio
   December 15, 2017.........................         81%                0%              19%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-004S
 [LOGO]                                                              00211524

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------


U.S. LARGE CAP GROWTH PORTFOLIO

U.S. SMALL CAP GROWTH PORTFOLIO

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
           LETTER TO SHAREHOLDERS
           DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..........   1
              Disclosure of Fund Expenses......................   2
              Disclosure of Portfolio Holdings.................   4
              Summary Schedules of Portfolio Holdings
                  U.S. Large Cap Growth Portfolio..............   6
                  U.S. Small Cap Growth Portfolio..............   9
                  International Large Cap Growth Portfolio.....  12
                  International Small Cap Growth Portfolio.....  16
              Statements of Assets and Liabilities.............  20
              Statements of Operations.........................  21
              Statements of Changes in Net Assets..............  22
              Financial Highlights.............................  23
              Notes to Financial Statements....................  25
              Section 19(a) Notice.............................  37
           VOTING PROXIES ON FUND PORTFOLIO SECURITIES.........  38
           BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS..  39

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                SIX MONTHS ENDED APRIL 30, 2018
                EXPENSE TABLES

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/17  04/30/18    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
    U.S. LARGE CAP GROWTH PORTFOLIO
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $1,066.70    0.19%    $0.97
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,023.85    0.19%    $0.95

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          BEGINNING  ENDING              EXPENSES
                                           ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                            VALUE    VALUE     EXPENSE    DURING
                                          11/01/17  04/30/18    RATIO*   PERIOD*
                                          --------- --------- ---------- --------
U.S. SMALL CAP GROWTH PORTFOLIO
-------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,018.30    0.38%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.91    0.38%    $1.91

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,022.00    0.30%    $1.50
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.31    0.30%    $1.51

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,044.10    0.55%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          U.S. LARGE CAP GROWTH PORTFOLIO
Consumer Discretionary.......................  21.6%
Consumer Staples.............................   8.9%
Energy.......................................   0.1%
Financials...................................   2.6%
Health Care..................................  12.8%
Industrials..................................  19.2%
Information Technology.......................  26.7%
Materials....................................   4.1%
Real Estate..................................   0.1%
Telecommunication Services...................   3.9%
                                              -----
                                              100.0%

          U.S. SMALL CAP GROWTH PORTFOLIO
Consumer Discretionary.......................  19.8%
Consumer Staples.............................   6.3%
Energy.......................................   2.6%
Financials...................................   7.9%
Health Care..................................  11.6%
Industrials..................................  25.7%
Information Technology.......................  16.7%
Materials....................................   7.4%
Real Estate..................................   0.8%
Telecommunication Services...................   0.9%
Utilities....................................   0.3%
                                              -----
                                              100.0%

     INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
Consumer Discretionary.......................  19.5%
Consumer Staples.............................  12.5%
Energy.......................................   1.6%
Financials...................................   6.3%
Health Care..................................  11.9%
Industrials..................................  20.7%
Information Technology.......................   7.6%
Materials....................................  10.0%
Real Estate..................................   0.6%
Telecommunication Services...................   6.6%
Utilities....................................   2.7%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


     INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
Consumer Discretionary.......................  21.0%
Consumer Staples.............................   8.6%
Energy.......................................   1.9%
Financials...................................   6.5%
Health Care..................................   5.9%
Industrials..................................  25.7%
Information Technology.......................  16.4%
Materials....................................   9.1%
Real Estate..................................   1.4%
Telecommunication Services...................   2.7%
Utilities....................................   0.8%
                                              -----
                                              100.0%

                        U.S. LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                  ------     ------    ---------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (20.8%)
*   Amazon.com, Inc..............................  59,408 $ 93,040,651            5.0%
    Best Buy Co., Inc............................ 139,774   10,696,904            0.6%
*   Booking Holdings, Inc........................   6,454   14,056,812            0.8%
    Home Depot, Inc. (The)....................... 286,940   53,026,512            2.9%
    Lowe's Cos., Inc............................. 183,681   15,140,825            0.8%
    NIKE, Inc. Class B........................... 172,427   11,792,283            0.6%
*   O'Reilly Automotive, Inc.....................  38,624    9,890,448            0.5%
#   Omnicom Group, Inc........................... 162,578   11,975,495            0.6%
    Starbucks Corp............................... 315,593   18,168,689            1.0%
    TJX Cos., Inc. (The)......................... 131,071   11,121,374            0.6%
    Walt Disney Co. (The)........................ 168,155   16,870,991            0.9%
    Wynn Resorts, Ltd............................  50,587    9,418,794            0.5%
    Other Securities.............................          124,806,088            6.8%
                                                          ------------           -----
Total Consumer Discretionary.....................          400,005,866           21.6%
                                                          ------------           -----
Consumer Staples -- (8.5%)
    Altria Group, Inc............................ 466,198   26,158,370            1.4%
    Coca-Cola Co. (The).......................... 367,291   15,870,644            0.9%
    Costco Wholesale Corp........................  97,406   19,204,567            1.0%
    Dr Pepper Snapple Group, Inc.................  95,618   11,470,335            0.6%
    PepsiCo, Inc................................. 345,155   34,839,946            1.9%
    Other Securities.............................           56,883,536            3.1%
                                                          ------------           -----
Total Consumer Staples...........................          164,427,398            8.9%
                                                          ------------           -----
Energy -- (0.1%)
    Other Securities.............................            2,387,567            0.1%
                                                          ------------           -----
Financials -- (2.5%)
    S&P Global, Inc..............................  50,627    9,548,252            0.5%
    Other Securities.............................           38,171,061            2.1%
                                                          ------------           -----
Total Financials.................................           47,719,313            2.6%
                                                          ------------           -----
Health Care -- (12.3%)
    AbbVie, Inc.................................. 383,988   37,074,041            2.0%
    Amgen, Inc................................... 109,026   19,022,856            1.0%
*   Biogen, Inc..................................  42,742   11,694,211            0.6%
*   Celgene Corp................................. 130,826   11,394,945            0.6%
    Gilead Sciences, Inc......................... 417,426   30,150,680            1.6%
    Johnson & Johnson............................ 449,526   56,860,544            3.1%
    UnitedHealth Group, Inc...................... 132,358   31,289,431            1.7%
    Other Securities.............................           40,053,258            2.2%
                                                          ------------           -----
Total Health Care................................          237,539,966           12.8%
                                                          ------------           -----
Industrials -- (18.5%)
    3M Co........................................ 142,062   27,615,432            1.5%
    Boeing Co. (The)............................. 137,565   45,886,181            2.5%
    Caterpillar, Inc............................. 136,428   19,694,746            1.1%
    General Dynamics Corp........................  50,264   10,118,646            0.5%
    Honeywell International, Inc................. 105,840   15,312,931            0.8%
    Lockheed Martin Corp.........................  54,610   17,521,072            0.9%
    Northrop Grumman Corp........................  30,714    9,891,137            0.5%
    Union Pacific Corp........................... 179,987   24,051,663            1.3%
    United Parcel Service, Inc. Class B.......... 151,421   17,186,284            0.9%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
Industrials -- (Continued)
      Waste Management, Inc........................   115,948 $    9,425,413            0.5%
      Other Securities.............................              158,163,244            8.7%
                                                              --------------          ------
Total Industrials..................................              354,866,749           19.2%
                                                              --------------          ------
Information Technology -- (25.7%)
      Accenture P.L.C. Class A.....................   148,815     22,500,828            1.2%
      Apple, Inc...................................   446,835     73,843,952            4.0%
      Applied Materials, Inc.......................   221,281     10,991,027            0.6%
      Automatic Data Processing, Inc...............    91,446     10,797,944            0.6%
      Broadcom, Inc................................    58,791     13,487,831            0.7%
      International Business Machines Corp.........   286,355     41,510,021            2.2%
      Intuit, Inc..................................    48,305      8,926,281            0.5%
      Mastercard, Inc. Class A.....................   228,053     40,655,008            2.2%
      Microsoft Corp...............................   798,188     74,646,542            4.0%
      NVIDIA Corp..................................    88,565     19,918,268            1.1%
      Seagate Technology P.L.C.....................   182,925     10,589,528            0.6%
      Texas Instruments, Inc.......................   229,480     23,276,156            1.3%
#     Visa, Inc. Class A...........................   195,808     24,844,119            1.3%
      Other Securities.............................              117,793,472            6.3%
                                                              --------------          ------
Total Information Technology.......................              493,780,977           26.6%
                                                              --------------          ------
Materials -- (4.0%)
      LyondellBasell Industries NV Class A.........    89,623      9,475,840            0.5%
      Other Securities.............................               67,188,933            3.6%
                                                              --------------          ------
Total Materials....................................               76,664,773            4.1%
                                                              --------------          ------
Real Estate -- (0.1%)
      Other Securities.............................                1,313,129            0.1%
                                                              --------------          ------
Telecommunication Services -- (3.7%)
      Verizon Communications, Inc.................. 1,378,994     68,053,354            3.7%
      Other Securities.............................                3,128,915            0.1%
                                                              --------------          ------
Total Telecommunication Services...................               71,182,269            3.8%
                                                              --------------          ------
TOTAL COMMON STOCKS................................            1,849,888,007           99.8%
                                                              --------------          ------
TOTAL INVESTMENT SECURITIES........................            1,849,888,007
                                                              --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government
       Money Market Fund, 1.630%................... 4,494,423      4,494,423            0.2%
                                                              --------------          ------

SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund............... 5,857,408     67,770,208            3.7%
                                                              --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,490,025,113)............................            $1,922,152,638          103.7%
                                                              ==============          ======

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                               -------------- ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  400,005,866          --   --    $  400,005,866
  Consumer Staples............    164,427,398          --   --       164,427,398
  Energy......................      2,387,567          --   --         2,387,567
  Financials..................     47,719,313          --   --        47,719,313
  Health Care.................    237,539,966          --   --       237,539,966
  Industrials.................    354,866,749          --   --       354,866,749
  Information Technology......    493,780,977          --   --       493,780,977
  Materials...................     76,664,773          --   --        76,664,773
  Real Estate.................      1,313,129          --   --         1,313,129
  Telecommunication Services..     71,182,269          --   --        71,182,269
Temporary Cash Investments....      4,494,423          --   --         4,494,423
Securities Lending Collateral.             -- $67,770,208   --        67,770,208
                               -------------- -----------   --    --------------
TOTAL......................... $1,854,382,430 $67,770,208   --    $1,922,152,638
                               ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                  ------     ------    ---------------
COMMON STOCKS -- (81.2%)
Consumer Discretionary -- (16.1%)
    Bloomin' Brands, Inc.........................  82,566 $  1,953,512            0.4%
#   Cable One, Inc...............................   3,782    2,402,024            0.4%
#   Children's Place, Inc. (The).................  17,021    2,171,029            0.4%
#   Cracker Barrel Old Country Store, Inc........  16,305    2,683,640            0.5%
#*  Five Below, Inc..............................  45,756    3,230,831            0.6%
*   Hilton Grand Vacations, Inc..................  51,489    2,214,027            0.4%
#   New York Times Co. (The) Class A.............  94,517    2,216,424            0.4%
#*  Shutterfly, Inc..............................  25,445    2,059,009            0.4%
    Texas Roadhouse, Inc.........................  42,904    2,749,288            0.5%
*   Visteon Corp.................................  21,328    2,654,056            0.5%
    Wendy's Co. (The)............................ 169,965    2,845,214            0.5%
    Other Securities.............................           82,579,876           14.8%
                                                          ------------           -----
Total Consumer Discretionary.....................          109,758,930           19.8%
                                                          ------------           -----
Consumer Staples -- (5.1%)
#   Energizer Holdings, Inc......................  38,434    2,204,574            0.4%
#   Flowers Foods, Inc...........................  97,723    2,209,517            0.4%
    Lancaster Colony Corp........................  18,171    2,282,096            0.4%
    Nu Skin Enterprises, Inc. Class A............  34,848    2,479,435            0.4%
*   Sprouts Farmers Market, Inc..................  88,072    2,204,442            0.4%
#*  USANA Health Sciences, Inc...................  19,354    2,042,815            0.4%
    Other Securities.............................           21,330,666            3.9%
                                                          ------------           -----
Total Consumer Staples...........................           34,753,545            6.3%
                                                          ------------           -----
Energy -- (2.1%)
#*  Matador Resources Co.........................  62,223    2,037,181            0.4%
    Other Securities.............................           12,144,390            2.1%
                                                          ------------           -----
Total Energy.....................................           14,181,571            2.5%
                                                          ------------           -----
Financials -- (6.4%)
#   Bank of Hawaii Corp..........................  23,485    1,977,672            0.4%
#   Evercore, Inc. Class A.......................  29,655    3,002,569            0.5%
    Morningstar, Inc.............................  23,847    2,589,307            0.5%
    Primerica, Inc...............................  26,071    2,522,369            0.5%
    Other Securities.............................           33,824,512            6.0%
                                                          ------------           -----
Total Financials.................................           43,916,429            7.9%
                                                          ------------           -----
Health Care -- (9.4%)
#*  AMN Healthcare Services, Inc.................  39,555    2,644,252            0.5%
    Cantel Medical Corp..........................  25,018    2,803,767            0.5%
#   Chemed Corp..................................  10,283    3,169,426            0.6%
*   Globus Medical, Inc. Class A.................  39,037    1,998,304            0.4%
#*  Integra LifeSciences Holdings Corp...........  34,424    2,121,551            0.4%
*   Masimo Corp..................................  27,541    2,471,254            0.4%
    Other Securities.............................           49,058,789            8.8%
                                                          ------------           -----
Total Health Care................................           64,267,343           11.6%
                                                          ------------           -----
Industrials -- (20.9%)
*   ASGN, Inc....................................  24,819    2,001,156            0.4%
*   Avis Budget Group, Inc.......................  51,510    2,545,109            0.5%
    Brink's Co. (The)............................  32,135    2,371,563            0.4%
#*  Cimpress NV..................................  21,398    3,077,246            0.6%
#*  Dycom Industries, Inc........................  19,575    2,033,060            0.4%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                      SHARES      VALUE+    OF NET ASSETS**
                                                      ------      ------    ---------------
Industrials -- (Continued)
      Insperity, Inc...............................     37,216 $  2,986,584            0.5%
#     John Bean Technologies Corp..................     19,972    2,151,983            0.4%
      Landstar System, Inc.........................     26,555    2,699,316            0.5%
*     Trex Co., Inc................................     21,694    2,253,573            0.4%
*     TriNet Group, Inc............................     53,003    2,737,605            0.5%
      Other Securities.............................             117,308,686           21.0%
                                                               ------------          ------
Total Industrials..................................             142,165,881           25.6%
                                                               ------------          ------
Information Technology -- (13.6%)
      Cabot Microelectronics Corp..................     20,643    2,094,232            0.4%
*     CoreLogic, Inc...............................     41,573    2,057,863            0.4%
#*    Manhattan Associates, Inc....................     47,515    2,045,996            0.4%
      Science Applications International Corp......     28,592    2,452,908            0.4%
*     Silicon Laboratories, Inc....................     23,359    2,170,051            0.4%
*     Stamps.com, Inc..............................     12,050    2,744,387            0.5%
      Other Securities.............................              78,739,698           14.1%
                                                               ------------          ------
Total Information Technology.......................              92,305,135           16.6%
                                                               ------------          ------
Materials -- (6.0%)
*     Ingevity Corp................................     26,645    2,047,135            0.4%
      Louisiana-Pacific Corp.......................     76,564    2,169,058            0.4%
      PolyOne Corp.................................     50,571    2,116,396            0.4%
      Silgan Holdings, Inc.........................     69,074    1,938,907            0.3%
      Trinseo SA...................................     27,759    2,025,019            0.4%
      Worthington Industries, Inc..................     44,214    1,968,849            0.3%
      Other Securities.............................              28,935,258            5.2%
                                                               ------------          ------
Total Materials....................................              41,200,622            7.4%
                                                               ------------          ------
Real Estate -- (0.7%)
      Other Securities.............................               4,482,889            0.8%
                                                               ------------          ------
Telecommunication Services -- (0.7%)
      Other Securities.............................               4,852,499            0.9%
                                                               ------------          ------
Utilities -- (0.2%)
      Other Securities.............................               1,443,042            0.3%
                                                               ------------          ------
TOTAL COMMON STOCKS................................             553,327,886           99.7%
                                                               ------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities.............................                 109,614            0.1%
                                                               ------------          ------
TOTAL INVESTMENT SECURITIES........................             553,437,500
                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government
       Money Market Fund, 1.630%...................  1,364,965    1,364,965            0.2%
                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (18.6%)
(S)@  DFA Short Term Investment Fund............... 10,937,005  126,541,151           22.8%
                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $573,980,347)..............................             $681,343,616          122.8%
                                                               ============          ======

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
   Consumer Discretionary...... $109,758,930           --   --    $109,758,930
   Consumer Staples............   34,753,545           --   --      34,753,545
   Energy......................   14,181,571           --   --      14,181,571
   Financials..................   43,916,429           --   --      43,916,429
   Health Care.................   64,267,343           --   --      64,267,343
   Industrials.................  142,165,881           --   --     142,165,881
   Information Technology......   92,305,135           --   --      92,305,135
   Materials...................   41,200,622           --   --      41,200,622
   Real Estate.................    4,482,889           --   --       4,482,889
   Telecommunication Services..    4,852,499           --   --       4,852,499
   Utilities...................    1,443,042           --   --       1,443,042
 Preferred Stocks
   Consumer Discretionary......      109,614           --   --         109,614
 Temporary Cash Investments....    1,364,965           --   --       1,364,965
 Securities Lending Collateral.           -- $126,541,151   --     126,541,151
                                ------------ ------------   --    ------------
 TOTAL......................... $554,802,465 $126,541,151   --    $681,343,616
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------    -------   ---------------
COMMON STOCKS -- (94.3%)
AUSTRALIA -- (5.6%)
#   BHP Billiton, Ltd............................ 117,604 $ 2,743,613            0.8%
    CSL, Ltd.....................................  23,259   2,979,223            0.9%
    Other Securities.............................          13,986,848            4.1%
                                                          -----------           -----
TOTAL AUSTRALIA..................................          19,709,684            5.8%
                                                          -----------           -----

AUSTRIA -- (0.2%)
    Other Securities.............................             866,883            0.3%
                                                          -----------           -----

BELGIUM -- (1.0%)
    Other Securities.............................           3,482,707            1.0%
                                                          -----------           -----

CANADA -- (7.3%)
    Canadian National Railway Co.................  34,122   2,636,948            0.8%
    Constellation Software, Inc..................   2,045   1,461,547            0.4%
    Royal Bank of Canada(2756196)................  26,428   2,009,849            0.6%
    Royal Bank of Canada(2754383)................  22,390   1,702,683            0.5%
    Other Securities.............................          17,837,322            5.3%
                                                          -----------           -----
TOTAL CANADA.....................................          25,648,349            7.6%
                                                          -----------           -----

DENMARK -- (1.7%)
    Novo Nordisk A.S. Class B....................  93,935   4,417,567            1.3%
    Other Securities.............................           1,539,093            0.5%
                                                          -----------           -----
TOTAL DENMARK....................................           5,956,660            1.8%
                                                          -----------           -----

FINLAND -- (0.9%)
    Other Securities.............................           3,084,446            0.9%
                                                          -----------           -----

FRANCE -- (9.6%)
    Air Liquide SA...............................  16,093   2,091,709            0.6%
    Airbus SE....................................  17,937   2,105,500            0.6%
    Cie Generale des Etablissements Michelin SCA.  22,124   3,111,140            0.9%
    LVMH Moet Hennessy Louis Vuitton SE..........  11,419   3,973,947            1.2%
    Safran SA....................................  14,362   1,684,520            0.5%
    Valeo SA.....................................  29,860   1,996,416            0.6%
#   Vinci SA.....................................  19,122   1,911,887            0.6%
    Other Securities.............................          17,129,666            5.0%
                                                          -----------           -----
TOTAL FRANCE.....................................          34,004,785           10.0%
                                                          -----------           -----

GERMANY -- (7.6%)
    BASF SE......................................  33,823   3,519,060            1.0%
    Continental AG...............................   5,467   1,456,052            0.4%
    Covestro AG..................................  18,041   1,639,292            0.5%
    Deutsche Post AG.............................  43,081   1,869,905            0.5%
    Deutsche Telekom AG.......................... 159,217   2,786,873            0.8%
    E.ON SE...................................... 194,218   2,126,640            0.6%
    Other Securities.............................          13,546,830            4.2%
                                                          -----------           -----
TOTAL GERMANY....................................          26,944,652            8.0%
                                                          -----------           -----

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------    -------   ---------------
HONG KONG -- (2.9%)
    AIA Group, Ltd............................... 256,600 $ 2,293,285            0.7%
    Hong Kong Exchanges & Clearing, Ltd..........  46,453   1,504,823            0.4%
    Other Securities.............................           6,531,337            1.9%
                                                          -----------           -----
TOTAL HONG KONG..................................          10,329,445            3.0%
                                                          -----------           -----

IRELAND -- (0.5%)
    Other Securities.............................           1,672,217            0.5%
                                                          -----------           -----

ISRAEL -- (0.4%)
    Other Securities.............................           1,464,250            0.4%
                                                          -----------           -----

ITALY -- (2.2%)
    Enel SpA..................................... 255,880   1,623,231            0.5%
    Other Securities.............................           6,028,649            1.8%
                                                          -----------           -----
TOTAL ITALY......................................           7,651,880            2.3%
                                                          -----------           -----

JAPAN -- (21.4%)
    Kao Corp.....................................  21,000   1,509,607            0.4%
    KDDI Corp.................................... 103,100   2,767,575            0.8%
#   Panasonic Corp............................... 124,700   1,846,451            0.5%
    SoftBank Group Corp..........................  49,540   3,785,286            1.1%
    Sony Corp....................................  71,000   3,316,133            1.0%
    Other Securities.............................          62,336,091           18.5%
                                                          -----------           -----
TOTAL JAPAN......................................          75,561,143           22.3%
                                                          -----------           -----

NETHERLANDS -- (3.1%)
    RELX NV......................................  71,813   1,527,974            0.5%
#   Unilever NV..................................  69,098   3,946,878            1.2%
    Wolters Kluwer NV............................  28,711   1,553,546            0.5%
    Other Securities.............................           4,065,269            1.1%
                                                          -----------           -----
TOTAL NETHERLANDS................................          11,093,667            3.3%
                                                          -----------           -----

NEW ZEALAND -- (0.3%)
    Other Securities.............................           1,027,918            0.3%
                                                          -----------           -----

NORWAY -- (0.9%)
    Other Securities.............................           3,095,971            0.9%
                                                          -----------           -----

PORTUGAL -- (0.0%)
    Other Securities.............................              75,058            0.0%
                                                          -----------           -----

SINGAPORE -- (1.2%)
    Other Securities.............................           4,186,757            1.2%
                                                          -----------           -----

SPAIN -- (2.8%)
    Amadeus IT Group SA..........................  31,459   2,295,242            0.7%
    Telefonica SA................................ 270,480   2,756,317            0.8%
    Other Securities.............................           4,869,173            1.4%
                                                          -----------           -----
TOTAL SPAIN......................................           9,920,732            2.9%
                                                          -----------           -----

SWEDEN -- (2.4%)
    Other Securities.............................           8,450,103            2.5%
                                                          -----------           -----

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                     SHARES     VALUE++    OF NET ASSETS**
                                                     ------     -------    ---------------
SWITZERLAND -- (6.5%)
      Givaudan SA..................................       664 $  1,478,096            0.4%
      Nestle SA....................................    50,421    3,906,119            1.2%
      Roche Holding AG.............................    35,350    7,854,323            2.3%
      SGS SA.......................................       606    1,471,761            0.4%
      Sika AG......................................       212    1,538,320            0.5%
      Other Securities.............................              6,668,102            2.0%
                                                              ------------          ------
TOTAL SWITZERLAND..................................             22,916,721            6.8%
                                                              ------------          ------

UNITED KINGDOM -- (15.8%)
      Ashtead Group P.L.C..........................    70,971    1,971,059            0.6%
#     AstraZeneca P.L.C. Sponsored ADR.............    80,431    2,857,713            0.8%
      BAE Systems P.L.C............................   288,643    2,421,777            0.7%
      BT Group P.L.C...............................   446,953    1,534,094            0.5%
      Compass Group P.L.C..........................    72,373    1,552,593            0.5%
#     Diageo P.L.C. Sponsored ADR..................    15,417    2,188,597            0.6%
      Experian P.L.C...............................    65,315    1,496,508            0.4%
      Ferguson P.L.C...............................    20,135    1,541,275            0.5%
      GlaxoSmithKline P.L.C. Sponsored ADR.........   111,159    4,458,588            1.3%
#     Rio Tinto P.L.C. Sponsored ADR...............    35,520    1,951,824            0.6%
      SSE P.L.C....................................   148,543    2,819,136            0.8%
      Unilever P.L.C. Sponsored ADR................    49,926    2,794,358            0.8%
      Other Securities.............................             28,195,297            8.4%
                                                              ------------          ------
TOTAL UNITED KINGDOM...............................             55,782,819           16.5%
                                                              ------------          ------
TOTAL COMMON STOCKS................................            332,926,847           98.3%
                                                              ------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities.............................                804,060            0.2%
                                                              ------------          ------
TOTAL PREFERRED STOCKS.............................                804,060            0.2%
                                                              ------------          ------
TOTAL INVESTMENT SECURITIES........................            333,730,907
                                                              ------------

                                                                VALUE+
                                                                ------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund............... 1,676,198   19,393,610            5.7%
                                                              ------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $298,964,742)..............................            $353,124,517          104.2%
                                                              ============          ======

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 19,709,684   --    $ 19,709,684
    Austria.....................          --      866,883   --         866,883
    Belgium..................... $   255,704    3,227,003   --       3,482,707
    Canada......................  25,648,349           --   --      25,648,349
    Denmark.....................          --    5,956,660   --       5,956,660
    Finland.....................          --    3,084,446   --       3,084,446
    France......................          --   34,004,785   --      34,004,785
    Germany.....................     553,153   26,391,499   --      26,944,652
    Hong Kong...................          --   10,329,445   --      10,329,445
    Ireland.....................          --    1,672,217   --       1,672,217
    Israel......................     396,331    1,067,919   --       1,464,250
    Italy.......................   1,369,628    6,282,252   --       7,651,880
    Japan.......................          --   75,561,143   --      75,561,143
    Netherlands.................   4,426,672    6,666,995   --      11,093,667
    New Zealand.................          --    1,027,918   --       1,027,918
    Norway......................          --    3,095,971   --       3,095,971
    Portugal....................          --       75,058   --          75,058
    Singapore...................          --    4,186,757   --       4,186,757
    Spain.......................          --    9,920,732   --       9,920,732
    Sweden......................          --    8,450,103   --       8,450,103
    Switzerland.................     187,062   22,729,659   --      22,916,721
    United Kingdom..............  14,769,937   41,012,882   --      55,782,819
  Preferred Stocks
    Germany.....................          --      804,060   --         804,060
  Securities Lending Collateral.          --   19,393,610   --      19,393,610
                                 ----------- ------------   --    ------------
  TOTAL......................... $47,606,836 $305,517,681   --    $353,124,517
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------    -------   ---------------
COMMON STOCKS -- (91.5%)
AUSTRALIA -- (6.2%)
    Northern Star Resources, Ltd................. 110,688 $   528,256            0.3%
    Other Securities.............................          12,336,779            6.4%
                                                          -----------            ----
TOTAL AUSTRALIA..................................          12,865,035            6.7%
                                                          -----------            ----

AUSTRIA -- (0.9%)
    ANDRITZ AG...................................  14,367     772,248            0.4%
    Other Securities.............................           1,035,741            0.5%
                                                          -----------            ----
TOTAL AUSTRIA....................................           1,807,989            0.9%
                                                          -----------            ----

BELGIUM -- (1.5%)
*   Galapagos NV.................................   7,154     646,383            0.4%
    Other Securities.............................           2,518,819            1.3%
                                                          -----------            ----
TOTAL BELGIUM....................................           3,165,202            1.7%
                                                          -----------            ----

CANADA -- (7.1%)
    Other Securities.............................          14,724,032            7.7%
                                                          -----------            ----

CHINA -- (0.0%)
    Other Securities.............................              23,148            0.0%
                                                          -----------            ----

DENMARK -- (2.2%)
    Ambu A.S. Class B............................  31,039     719,832            0.4%
    GN Store Nord A.S............................  30,923   1,086,448            0.6%
    Royal Unibrew A.S............................  10,392     688,055            0.4%
    SimCorp A.S..................................   8,945     648,507            0.4%
    Topdanmark A.S...............................  11,942     561,628            0.3%
    Other Securities.............................             878,201            0.3%
                                                          -----------            ----
TOTAL DENMARK....................................           4,582,671            2.4%
                                                          -----------            ----

FINLAND -- (2.3%)
    Elisa Oyj....................................  21,179     936,163            0.5%
#   Huhtamaki Oyj................................  15,125     615,207            0.3%
    Nokian Renkaat Oyj...........................  19,772     791,114            0.4%
    Other Securities.............................           2,293,571            1.2%
                                                          -----------            ----
TOTAL FINLAND....................................           4,636,055            2.4%
                                                          -----------            ----

FRANCE -- (4.2%)
##  Euronext NV..................................   8,233     590,176            0.3%
    Ingenico Group SA............................   7,689     672,580            0.4%
    Other Securities.............................           7,427,046            3.8%
                                                          -----------            ----
TOTAL FRANCE.....................................           8,689,802            4.5%
                                                          -----------            ----

GERMANY -- (5.5%)
    Hugo Boss AG.................................  11,019   1,032,984            0.5%
    Siltronic AG.................................   3,919     627,536            0.3%
    Other Securities.............................           9,759,724            5.2%
                                                          -----------            ----
TOTAL GERMANY....................................          11,420,244            6.0%
                                                          -----------            ----

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------    -------   ---------------
HONG KONG -- (2.6%)
    NagaCorp, Ltd................................ 476,000 $   492,110            0.3%
    Other Securities.............................           4,868,616            2.5%
                                                          -----------           -----
TOTAL HONG KONG..................................           5,360,726            2.8%
                                                          -----------           -----

IRELAND -- (0.4%)
    Glanbia P.L.C................................  29,000     489,818            0.3%
    Other Securities.............................             267,912            0.1%
                                                          -----------           -----
TOTAL IRELAND....................................             757,730            0.4%
                                                          -----------           -----

ISRAEL -- (0.6%)
    Other Securities.............................           1,217,109            0.6%
                                                          -----------           -----

ITALY -- (4.2%)
#   Azimut Holding SpA...........................  22,307     468,334            0.3%
    FinecoBank Banca Fineco SpA..................  76,651     912,742            0.5%
    Prysmian SpA.................................  33,802     993,678            0.5%
    Other Securities.............................           6,385,350            3.3%
                                                          -----------           -----
TOTAL ITALY......................................           8,760,104            4.6%
                                                          -----------           -----

JAPAN -- (25.0%)
    Other Securities.............................          51,546,834           26.9%
                                                          -----------           -----

NETHERLANDS -- (2.6%)
    Aalberts Industries NV.......................  20,954   1,031,710            0.5%
#   BE Semiconductor Industries NV...............   8,408     581,104            0.3%
    TKH Group NV.................................   8,056     509,249            0.3%
    Other Securities.............................           3,173,986            1.7%
                                                          -----------           -----
TOTAL NETHERLANDS................................           5,296,049            2.8%
                                                          -----------           -----

NEW ZEALAND -- (0.5%)
    Other Securities.............................             967,766            0.5%
                                                          -----------           -----

NORWAY -- (0.6%)
    Other Securities.............................           1,258,949            0.7%
                                                          -----------           -----

PORTUGAL -- (0.3%)
    Other Securities.............................             641,559            0.3%
                                                          -----------           -----

SINGAPORE -- (0.8%)
    Other Securities.............................           1,647,392            0.9%
                                                          -----------           -----

SPAIN -- (2.3%)
    Bolsas y Mercados Espanoles SHMSF SA.........  16,093     564,035            0.3%
##  Cellnex Telecom SA...........................  31,687     849,821            0.4%
    Cie Automotive SA............................  12,620     471,759            0.2%
    Distribuidora Internacional de Alimentacion
     SA.......................................... 131,375     608,818            0.3%
    Other Securities.............................           2,292,922            1.3%
                                                          -----------           -----
TOTAL SPAIN......................................           4,787,355            2.5%
                                                          -----------           -----

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                     SHARES     VALUE++    OF NET ASSETS**
                                                     ------     -------    ---------------
SWEDEN -- (2.5%)
      Kindred Group P.L.C..........................    37,473 $    483,273            0.3%
      Other Securities.............................              4,713,597            2.4%
                                                              ------------          ------
TOTAL SWEDEN.......................................              5,196,870            2.7%
                                                              ------------          ------

SWITZERLAND -- (3.8%)
      Georg Fischer AG.............................       604      750,806            0.4%
      Logitech International SA....................    23,464      866,834            0.4%
##    VAT Group AG.................................     4,414      650,983            0.3%
      Other Securities.............................              5,603,071            3.0%
                                                              ------------          ------
TOTAL SWITZERLAND..................................              7,871,694            4.1%
                                                              ------------          ------

UNITED KINGDOM -- (15.4%)
      B&M European Value Retail SA.................   103,719      577,988            0.3%
*     Cobham P.L.C.................................   311,071      491,298            0.2%
      Electrocomponents P.L.C......................    78,413      655,527            0.3%
      Hays P.L.C...................................   235,979      581,527            0.3%
      HomeServe P.L.C..............................    51,352      521,942            0.3%
      Howden Joinery Group P.L.C...................   110,741      724,795            0.4%
      IG Group Holdings P.L.C......................    59,725      681,969            0.3%
      IMI P.L.C....................................    47,996      719,365            0.4%
*     KAZ Minerals P.L.C...........................    41,405      523,151            0.3%
      NEX Group P.L.C..............................    43,589      591,505            0.3%
*     Ocado Group P.L.C............................    92,896      686,659            0.3%
      Rightmove P.L.C..............................    14,456      906,597            0.5%
      Rotork P.L.C.................................   152,188      686,340            0.3%
      Spirax-Sarco Engineering P.L.C...............    11,041      875,197            0.4%
      SSP Group P.L.C..............................    79,603      712,328            0.4%
      Tesco P.L.C..................................   245,380      794,769            0.4%
      Thomas Cook Group P.L.C......................   282,306      479,463            0.2%
      Victrex P.L.C................................    15,084      543,108            0.3%
      WH Smith P.L.C...............................    19,030      510,065            0.3%
      Other Securities.............................             19,424,492           10.4%
                                                              ------------          ------
TOTAL UNITED KINGDOM...............................             31,688,085           16.6%
                                                              ------------          ------
TOTAL COMMON STOCKS................................            188,912,400           98.7%
                                                              ------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Other Securities.............................              1,312,074            0.7%
                                                              ------------          ------
TOTAL PREFERRED STOCKS.............................              1,312,074            0.7%
                                                              ------------          ------
TOTAL INVESTMENT SECURITIES........................            190,224,474
                                                              ------------          ------

                                                                VALUE+
                                                                ------

SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@  DFA Short Term Investment Fund............... 1,403,279   16,235,937            8.5%
                                                              ------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $171,748,024)..............................            $206,460,411          107.9%
                                                              ============          ======

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 12,865,035   --    $ 12,865,035
    Austria.....................          --    1,807,989   --       1,807,989
    Belgium..................... $   646,383    2,518,819   --       3,165,202
    Canada......................  14,724,032           --   --      14,724,032
    China.......................          --       23,148   --          23,148
    Denmark.....................          --    4,582,671   --       4,582,671
    Finland.....................          --    4,636,055   --       4,636,055
    France......................          --    8,689,802   --       8,689,802
    Germany.....................          --   11,420,244   --      11,420,244
    Hong Kong...................          --    5,360,726   --       5,360,726
    Ireland.....................          --      757,730   --         757,730
    Israel......................          --    1,217,109   --       1,217,109
    Italy.......................          --    8,760,104   --       8,760,104
    Japan.......................          --   51,546,834   --      51,546,834
    Netherlands.................          --    5,296,049   --       5,296,049
    New Zealand.................          --      967,766   --         967,766
    Norway......................      60,275    1,198,674   --       1,258,949
    Portugal....................          --      641,559   --         641,559
    Singapore...................      17,051    1,630,341   --       1,647,392
    Spain.......................          --    4,787,355   --       4,787,355
    Sweden......................          --    5,196,870   --       5,196,870
    Switzerland.................          --    7,871,694   --       7,871,694
    United Kingdom..............         823   31,687,262   --      31,688,085
  Preferred Stocks
    Germany.....................          --    1,312,074   --       1,312,074
  Securities Lending Collateral.          --   16,235,937   --      16,235,937
                                 ----------- ------------   --    ------------
  TOTAL......................... $15,448,564 $191,011,847   --    $206,460,411
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                            INTERNATIONAL   INTERNATIONAL
                                                             U.S. LARGE CAP U.S. SMALL CAP    LARGE CAP       SMALL CAP
                                                                 GROWTH         GROWTH         GROWTH          GROWTH
                                                               PORTFOLIO*     PORTFOLIO*     PORTFOLIO*      PORTFOLIO*
                                                             -------------- -------------- --------------  --------------
ASSETS:
Investments at Value (including $128,484, $181,555,
 $20,760 and $17,394 of securities on loan,
 respectively).............................................. $    1,849,888 $      553,437 $      333,731  $      190,224
Temporary Cash Investments at Value & Cost..................          4,494          1,365             --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $67,769, $126,540, $19,392
 and $16,236)...............................................         67,770        126,541         19,394          16,236
Foreign Currencies at Value.................................             --             --            322             427
Cash........................................................             --             --          5,080             237
Receivables:
  Investment Securities Sold................................          1,120          1,687             --             717
  Dividends, Interest and Tax Reclaims......................          2,108             71          1,406             731
  Securities Lending Income.................................             33             59             21              54
  Fund Shares Sold..........................................            992            331             40              20
Prepaid Expenses and Other Assets...........................             38             17             15              13
                                                             -------------- -------------- --------------  --------------
     Total Assets...........................................      1,926,443        683,508        360,009         208,659
                                                             -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................         67,768        126,546         19,394          16,238
  Investment Securities Purchased...........................          4,321          1,585          1,390             877
  Fund Shares Redeemed......................................            689            147            307              36
  Due to Advisor............................................            260            161             74              81
Accrued Expenses and Other Liabilities......................             74             30             49              68
                                                             -------------- -------------- --------------  --------------
     Total Liabilities......................................         73,112        128,469         21,214          17,300
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $    1,853,331 $      555,039 $      338,795  $      191,359
                                                             ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,853,331; $555,039; $338,795 and $191,359 and
 shares outstanding of 96,305,224; 30,275,447;
 25,682,407 and 11,946,939, respectively.................... $        19.24 $        18.33 $        13.19  $        16.02
                                                             ============== ============== ==============  ==============
Investments at Cost......................................... $    1,417,762 $      446,075 $      279,573  $      155,512
                                                             ============== ============== ==============  ==============
Foreign Currencies at Cost.................................. $           -- $           -- $          324  $          433
                                                             ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,394,710 $      438,038 $      297,072  $      149,121
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          2,773            414          1,918           1,179
Accumulated Net Realized Gain (Loss)........................         23,721          9,224        (14,330)          6,366
Net Unrealized Foreign Exchange Gain (Loss).................             --             --            (23)            (13)
Net Unrealized Appreciation (Depreciation)..................        432,127        107,363         54,158          34,706
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $    1,853,331 $      555,039 $      338,795  $      191,359
                                                             ============== ============== ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED.............................  1,000,000,000  1,000,000,000  1,000,000,000   1,000,000,000
                                                             ============== ============== ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                       INTERNATIONAL INTERNATIONAL
                                                                 U.S. LARGE U.S. SMALL   LARGE CAP     SMALL CAP
                                                                 CAP GROWTH CAP GROWTH    GROWTH        GROWTH
                                                                 PORTFOLIO# PORTFOLIO#  PORTFOLIO#    PORTFOLIO#
                                                                 ---------- ---------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $438 and
   $202, respectively)..........................................  $ 16,530   $ 3,027      $4,135        $2,270
  Income from Securities Lending................................       185       413          79           271
                                                                  --------   -------      ------        ------
     Total Investment Income....................................    16,715     3,440       4,214         2,541
                                                                  --------   -------      ------        ------
FUND EXPENSES
  Investment Management Fees....................................     1,531       943         414           467
  Accounting & Transfer Agent Fees..............................        63        21          20            13
  Custodian Fees................................................        10         6          26            42
  Filing Fees...................................................        33        26          22            20
  Shareholders' Reports.........................................        20         9           6             4
  Directors'/Trustees' Fees & Expenses..........................         7         2           1             1
  Professional Fees.............................................        10         3           3             2
  Other.........................................................        23         8           7             5
                                                                  --------   -------      ------        ------
     Total Expenses.............................................     1,697     1,018         499           554
                                                                  --------   -------      ------        ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................        60        --          (2)          (39)
  Fees Paid Indirectly (Note C).................................        --        --          (2)           (1)
                                                                  --------   -------      ------        ------
  Net Expenses..................................................     1,757     1,018         495           514
                                                                  --------   -------      ------        ------
  NET INVESTMENT INCOME (LOSS)..................................    14,958     2,422       3,719         2,027
                                                                  --------   -------      ------        ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................    23,738     9,237       1,500         6,327
    Affiliated Investment Companies Shares Sold.................        (8)       (7)         (3)           (2)
    Futures.....................................................        --        --          --            10
    Foreign Currency Transactions...............................        --        --          22            34
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    71,848    (2,861)      1,644          (733)
    Affiliated Investment Companies Shares......................        (1)       (1)          3            --
    Translation of Foreign Currency Denominated Amounts.........        --        --         (21)          (13)
                                                                  --------   -------      ------        ------
  NET REALIZED AND UNREALIZED GAIN (LOSS).......................    95,577     6,368       3,145         5,623
                                                                  --------   -------      ------        ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.....................................................  $110,535   $ 8,790      $6,864        $7,650
                                                                  ========   =======      ======        ======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                          U.S. LARGE CAP GROWTH  U.S. SMALL CAP GROWTH INTERNATIONAL LARGE CAP
                                                PORTFOLIO              PORTFOLIO         GROWTH PORTFOLIO
                                         ----------------------  --------------------  ----------------------
                                         SIX MONTHS     YEAR     SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                            ENDED      ENDED        ENDED     ENDED       ENDED      ENDED
                                          APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,
                                            2018        2017        2018       2017       2018        2017
                                         ----------- ----------  ----------- --------  -----------  --------
                                         (UNAUDITED)             (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   14,958  $   24,682   $  2,422   $  3,531   $  3,719    $  6,231
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     23,738       8,844      9,237      5,379      1,500         699
   Affiliated Investment Companies
    Shares Sold.........................         (8)          7         (7)         1         (3)         --
   Futures..............................         --          --         --        (27)        --          42
   Foreign Currency Transactions........         --          --         --         --         22         (70)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................     71,848     262,156     (2,861)    83,166      1,644      50,579
   Affiliated Investment Companies
    Shares Sold.........................         (1)        (18)        (1)       (10)         3          (2)
   Translation of Foreign Currency
    Denominated Amounts.................         --          --         --         --        (21)         14
                                         ----------  ----------   --------   --------   --------    --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    110,535     295,671      8,790     92,040      6,864      57,493
                                         ----------  ----------   --------   --------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (13,609)    (24,288)    (2,046)    (3,400)    (2,373)     (5,943)
  Net Long-Term Gains:
   Institutional Class Shares...........     (4,401)         --     (5,194)    (1,839)        --          --
                                         ----------  ----------   --------   --------   --------    --------
    Total Distributions.................    (18,010)    (24,288)    (7,240)    (5,239)    (2,373)     (5,943)
                                         ----------  ----------   --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.........................    276,375     484,563     72,953    163,136     38,969      97,181
  Shares Issued in Lieu of Cash
   Distributions........................     17,877      24,063      7,190      5,189      2,350       5,883
  Shares Redeemed.......................   (178,701)   (237,334)   (34,791)   (66,013)   (29,811)    (57,704)
                                         ----------  ----------   --------   --------   --------    --------
    Net Increase (Decrease) from
     Capital Share Transactions.........    115,551     271,292     45,352    102,312     11,508      45,360
                                         ----------  ----------   --------   --------   --------    --------
    Total Increase (Decrease) in Net
     Assets.............................    208,076     542,675     46,902    189,113     15,999      96,910
NET ASSETS
  Beginning of Period...................  1,645,255   1,102,580    508,137    319,024    322,796     225,886
                                         ----------  ----------   --------   --------   --------    --------
  End of Period......................... $1,853,331  $1,645,255   $555,039   $508,137   $338,795    $322,796
                                         ==========  ==========   ========   ========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     14,251      29,120      3,911      9,709      2,936       8,467
  Shares Issued in Lieu of Cash
   Distributions........................        935       1,437        390        308        181         493
  Shares Redeemed.......................     (9,170)    (14,216)    (1,868)    (3,939)    (2,257)     (5,090)
                                         ----------  ----------   --------   --------   --------    --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................      6,016      16,341      2,433      6,078        860       3,870
                                         ==========  ==========   ========   ========   ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................... $    2,773  $    1,424   $    414   $     38   $  1,918    $    572

                                         INTERNATIONAL SMALL CAP
                                           GROWTH PORTFOLIO
                                         ----------------------
                                         SIX MONTHS     YEAR
                                            ENDED      ENDED
                                          APRIL 30,   OCT. 31,
                                            2018        2017
                                         -----------  --------
                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  2,027    $  2,794
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     6,327       4,663
   Affiliated Investment Companies
    Shares Sold.........................        (2)         (1)
   Futures..............................        10         (24)
   Foreign Currency Transactions........        34          30
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................      (733)     27,588
   Affiliated Investment Companies
    Shares Sold.........................        --          (2)
   Translation of Foreign Currency
    Denominated Amounts.................       (13)          8
                                          --------    --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................     7,650      35,056
                                          --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (1,127)     (2,806)
  Net Long-Term Gains:
   Institutional Class Shares...........    (4,453)       (222)
                                          --------    --------
    Total Distributions.................    (5,580)     (3,028)
                                          --------    --------
Capital Share Transactions (1):
  Shares Issued.........................    20,616      43,796
  Shares Issued in Lieu of Cash
   Distributions........................     5,569       3,000
  Shares Redeemed.......................   (14,666)    (19,751)
                                          --------    --------
    Net Increase (Decrease) from
     Capital Share Transactions.........    11,519      27,045
                                          --------    --------
    Total Increase (Decrease) in Net
     Assets.............................    13,589      59,073
NET ASSETS
  Beginning of Period...................   177,770     118,697
                                          --------    --------
  End of Period.........................  $191,359    $177,770
                                          ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     1,271       3,116
  Shares Issued in Lieu of Cash
   Distributions........................       360         216
  Shares Redeemed.......................      (914)     (1,456)
                                          --------    --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................       717       1,876
                                          ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).....................  $  1,179    $    279

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. LARGE CAP GROWTH PORTFOLIO
                                           -------------------------------------------------------------------
                                                                                                          PERIOD
                                                                                                         DEC. 20,
                                            SIX MONTHS       YEAR        YEAR       YEAR      YEAR       2012(A)
                                               ENDED        ENDED       ENDED      ENDED     ENDED          TO
                                             APRIL 30,     OCT. 31,    OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                               2018          2017        2016       2015      2014         2013
----------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period...... $    18.22     $    14.91  $    14.82  $  14.31  $  12.56  $  10.00
                                           ----------     ----------  ----------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.16           0.30        0.27      0.26      0.23      0.16
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       1.05           3.30        0.17      0.56      1.73      2.49
                                           ----------     ----------  ----------  --------  --------  --------
   Total from Investment Operations.......       1.21           3.60        0.44      0.82      1.96      2.65
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.14)         (0.29)      (0.27)    (0.24)    (0.21)    (0.09)
  Net Realized Gains......................      (0.05)            --       (0.08)    (0.07)       --        --
                                           ----------     ----------  ----------  --------  --------  --------
   Total Distributions....................      (0.19)         (0.29)      (0.35)    (0.31)    (0.21)    (0.09)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    19.24     $    18.22  $    14.91  $  14.82  $  14.31  $  12.56
========================================== ===========    ==========  ==========  ========  ========  ========
Total Return..............................       6.67%(C)      24.34%       3.00%     5.79%    15.70%    26.58%(C)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)....... $1,853,331     $1,645,255  $1,102,580  $737,537  $508,736  $223,904
Ratio of Expenses to Average Net
 Assets...................................       0.19%(D)       0.20%       0.20%     0.20%     0.20%     0.20%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor)...............       0.19%(D)       0.19%       0.20%     0.20%     0.22%     0.28%(B)(D)
Ratio of Net Investment Income to Average
 Net Assets...............................       1.66%(D)       1.78%       1.86%     1.77%     1.69%     1.59%(D)
Portfolio Turnover Rate...................         10%(C)         14%         14%       15%        8%       10%(C)
----------------------------------------------------------------------------------------------------------------------

                                                              U.S. SMALL CAP GROWTH PORTFOLIO
                                           --------------------------------------------------------------
                                                                                                     PERIOD
                                                                                                    DEC. 20,
                                           SIX MONTHS      YEAR      YEAR      YEAR      YEAR       2012(A)
                                              ENDED       ENDED     ENDED     ENDED     ENDED          TO
                                            APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                              2018         2017      2016      2015      2014         2013
----------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period......  $  18.25     $  14.66  $  14.74  $  14.30  $  13.47  $  10.00
                                            --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.08         0.14      0.14      0.10      0.09      0.07
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      0.25         3.68      0.02      0.51      0.93      3.44
                                            --------     --------  --------  --------  --------  --------
   Total from Investment Operations.......      0.33         3.82      0.16      0.61      1.02      3.51
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................     (0.07)       (0.14)    (0.14)    (0.10)    (0.09)    (0.04)
  Net Realized Gains......................     (0.18)       (0.09)    (0.10)    (0.07)    (0.10)       --
                                            --------     --------  --------  --------  --------  --------
   Total Distributions....................     (0.25)       (0.23)    (0.24)    (0.17)    (0.19)    (0.04)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  18.33     $  18.25  $  14.66  $  14.74  $  14.30  $  13.47
========================================== ===========   ========  ========  ========  ========  ========
Total Return..............................      1.83%(C)    26.15%     1.12%     4.31%     7.64%    35.17%(C)
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......  $555,039     $508,137  $319,024  $251,815  $181,619  $121,634
Ratio of Expenses to Average Net
 Assets...................................      0.38%(D)     0.39%     0.40%     0.40%     0.40%     0.40%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor)...............      0.38%(D)     0.39%     0.39%     0.40%     0.41%     0.49%(B)(D)
Ratio of Net Investment Income to Average
 Net Assets...............................      0.90%(D)     0.85%     0.95%     0.70%     0.66%     0.71%(D)
Portfolio Turnover Rate...................        10%(C)       27%       47%       16%       19%       25%(C)
----------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                                                    ---------------------------------------------------------------
                                                                                                                PERIOD
                                                                                                               DEC. 20,
                                                    SIX MONTHS      YEAR       YEAR       YEAR      YEAR       2012(A)
                                                       ENDED       ENDED      ENDED      ENDED     ENDED          TO
                                                     APRIL 30,    OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                                       2018         2017       2016       2015      2014         2013
---------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period...............  $  13.00     $  10.78  $  11.19   $  11.68   $  11.81  $ 10.00
                                                     --------     --------  --------   --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.15         0.27      0.27       0.28       0.31     0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.13         2.21     (0.43)     (0.43)     (0.16)    1.74
                                                     --------     --------  --------   --------   --------  -------
   Total from Investment Operations................      0.28         2.48     (0.16)     (0.15)      0.15     1.98
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.09)       (0.26)    (0.25)     (0.27)     (0.28)   (0.17)
  Net Realized Gains...............................        --           --        --      (0.07)        --       --
                                                     --------     --------  --------   --------   --------  -------
   Total Distributions.............................     (0.09)       (0.26)    (0.25)     (0.34)     (0.28)   (0.17)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  13.19     $  13.00  $  10.78   $  11.19   $  11.68  $ 11.81
=================================================== ===========   ========  ========   ========   ========  ========
Total Return.......................................      2.20%(C)    23.23%    (1.43)%    (1.29)%     1.21%   19.98%(C)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................  $338,795     $322,796  $225,886   $168,129   $141,264  $46,708
Ratio of Expenses to Average Net Assets............      0.30%(D)     0.30%     0.30%      0.30%      0.30%    0.30%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 (Fees Paid Indirectly))...........................      0.30%(D)     0.31%     0.33%      0.34%      0.37%    0.65%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets............................................      2.25%(D)     2.29%     2.47%      2.45%      2.59%    2.60%(D)
Portfolio Turnover Rate............................         8%(C)       21%       20%        37%        20%       3%(C)
---------------------------------------------------------------------------------------------------------------------------

                                                                 INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                                                    ------------------------------------------------------------
                                                                                                             PERIOD
                                                                                                            DEC. 20,
                                                    SIX MONTHS      YEAR      YEAR      YEAR     YEAR       2012(A)
                                                       ENDED       ENDED     ENDED     ENDED    ENDED          TO
                                                     APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31, OCT. 31,     OCT. 31,
                                                       2018         2017      2016      2015     2014         2013
-----------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period...............  $  15.83     $  12.69  $  12.45  $ 11.98  $ 12.22   $ 10.00
                                                     --------     --------  --------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.17         0.28      0.25     0.28     0.25      0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     (0.27)        3.16      0.38     0.55    (0.26)     2.13
                                                     --------     --------  --------  -------  -------   -------
   Total from Investment Operations................     (0.10)        3.44      0.63     0.83    (0.01)     2.37
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.10)       (0.28)    (0.24)   (0.25)   (0.23)    (0.15)
  Net Realized Gains...............................      0.39        (0.02)    (0.15)   (0.11)      --        --
                                                     --------     --------  --------  -------  -------   -------
   Total Distributions.............................      0.29        (0.30)    (0.39)   (0.36)   (0.23)    (0.15)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  16.02     $  15.83  $  12.69  $ 12.45  $ 11.98   $ 12.22
=================================================== ===========   ========  ========  ======== ========  ========
Total Return.......................................      4.41%(C)    27.49%     5.21%    7.09%   (0.18)%   23.83%(C)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................  $191,359     $177,770  $118,697  $92,466  $65,678   $44,274
Ratio of Expenses to Average Net Assets............      0.55%(D)     0.55%     0.55%    0.55%    0.55%     0.55%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 (Fees Paid Indirectly))...........................      0.59%(D)     0.63%     0.65%    0.67%    0.72%     1.00%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets............................................      2.17%(D)     1.97%     2.04%    2.24%    2.00%     2.50%(D)
Portfolio Turnover Rate............................        13%(C)       27%       29%      30%      29%        7%(C)
-----------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "Portfolios"), are included in this report. The remaining ninety-eight portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the "Domestic Equity Portfolios") and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such

Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                U.S. Large Cap Growth Portfolio.......... 0.17%
                U.S. Small Cap Growth Portfolio.......... 0.35%
                International Large Cap Growth Portfolio. 0.25%
                International Small Cap Growth Portfolio. 0.50%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation

Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees/expenses assumed subject to future recovery by the Advisor as reflected below (amounts in thousands). The Advisor recovered previously waived fees and/or expenses assumed and waived fees/expenses assumed during the six months ended April 30, 2018 as listed below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                                  NET WAIVED
                                                               PREVIOUSLY       FEES/EXPENSES
                                               RECOVERY       WAIVED FEES/    ASSUMED (RECOVERED
                                 EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES        AMOUNT   EXPENSES ASSUMED     RECOVERY           ASSUMED)
--------------------------      ---------- ---------------- ----------------- ------------------
U.S. Large Cap Growth
  Portfolio....................    0.20%         $62                --               $(60)
U.S. Small Cap Growth
  Portfolio....................    0.40%          --                --                 --
International Large Cap Growth
  Portfolio....................    0.30%           7              $156                  2
International Small Cap Growth
  Portfolio....................    0.55%           5               325                 39

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                        FEES PAID
                                                        INDIRECTLY
                                                        ----------
              International Large Cap Growth Portfolio.     $2
              International Small Cap Growth Portfolio.      1

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 U.S. Large Cap Growth Portfolio.......... $17
                 U.S. Small Cap Growth Portfolio..........   5
                 International Large Cap Growth Portfolio.   3
                 International Small Cap Growth Portfolio.   2

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                    PURCHASES  SALES
                                                    --------- --------
          U.S. Large Cap Growth Portfolio.......... $298,093  $178,764
          U.S. Small Cap Growth Portfolio..........  101,009    52,833
          International Large Cap Growth Portfolio.   35,965    27,147
          International Small Cap Growth Portfolio.   31,606    24,005

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                      NET                                                     CAPITAL
                                                   REALIZED                                      DIVIDEND      GAIN
                                                  GAIN/(LOSS)                                     INCOME   DISTRIBUTIONS
                                                  ON SALES OF   CHANGE IN                          FROM        FROM
                                                  AFFILIATED   UNREALIZED               SHARES  AFFILIATED  AFFILIATED
                  BALANCE AT PURCHASES  PROCEEDS  INVESTMENT  APPRECIATION/ BALANCE AT  AS OF   INVESTMENT  INVESTMENT
                   10/31/17   AT COST  FROM SALES  COMPANIES  DEPRECIATION   04/30/18  04/30/18 COMPANIES    COMPANIES
                  ---------- --------- ---------- ----------- ------------- ---------- -------- ---------- -------------
U.S. LARGE CAP GROWTH PORTFOLIO
DFA Short Term
 Investment Fund.  $103,658  $273,888   $309,767      $(8)         $(1)      $ 67,770    5,857     $648         --
                   --------  --------   --------      ---          ---       --------   ------     ----         --
TOTAL              $103,658  $273,888   $309,767      $(8)         $(1)      $ 67,770    5,857     $648         --
                   ========  ========   ========      ===          ===       ========   ======     ====         ==

U.S. SMALL CAP GROWTH PORTFOLIO
DFA Short Term
 Investment Fund.  $ 76,457  $190,518   $140,426      $(7)         $(1)      $126,541   10,937       --         --
                   --------  --------   --------      ---          ---       --------   ------     ----         --
TOTAL              $ 76,457  $190,518   $140,426      $(7)         $(1)      $126,541   10,937       --         --
                   ========  ========   ========      ===          ===       ========   ======     ====         ==

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
DFA Short Term
 Investment Fund.  $ 24,500  $109,130   $114,236      $(3)         $ 3       $ 19,394    1,676     $183         --
                   --------  --------   --------      ---          ---       --------   ------     ----         --
TOTAL              $ 24,500  $109,130   $114,236      $(3)         $ 3       $ 19,394    1,676     $183         --
                   ========  ========   ========      ===          ===       ========   ======     ====         ==

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
DFA Short Term
 Investment Fund.  $ 16,108  $ 28,776   $ 28,646      $(2)          --       $ 16,236    1,403     $136         --
                   --------  --------   --------      ---          ---       --------   ------     ----         --
TOTAL              $ 16,108  $ 28,776   $ 28,646      $(2)          --       $ 16,236    1,403     $136         --
                   ========  ========   ========      ===          ===       ========   ======     ====         ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, and tax-equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                             INCREASE       INCREASE
                                                            (DECREASE)     (DECREASE)
                                             INCREASE     UNDISTRIBUTED   ACCUMULATED
                                            (DECREASE)    NET INVESTMENT  NET REALIZED
                                          PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                          --------------- -------------- --------------
U.S. Large Cap Growth Portfolio..........      $570           $(482)         $ (88)
U.S. Small Cap Growth Portfolio..........       274            (109)          (165)
International Large Cap Growth Portfolio.       131            (201)            70
International Small Cap Growth Portfolio.       264             (48)          (216)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                           NET INVESTMENT
                                             INCOME AND
                                             SHORT-TERM     LONG-TERM
                                           CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                           -------------- ------------- -------
 U.S. Large Cap Growth Portfolio
 2016.....................................    $16,719        $3,863     $20,582
 2017.....................................     24,288            --      24,288
 U.S. Small Cap Growth Portfolio
 2016.....................................      2,602         1,669       4,271
 2017.....................................      3,400         1,839       5,239
 International Large Cap Growth Portfolio
 2016.....................................      4,712            --       4,712
 2017.....................................      5,943            --       5,943
 International Small Cap Growth Portfolio
 2016.....................................      2,089         1,165       3,254
 2017.....................................      2,806           222       3,028

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                           NET INVESTMENT
                                             INCOME AND
                                             SHORT-TERM     LONG-TERM
                                           CAPITAL GAINS  CAPITAL GAINS TOTAL
                                           -------------- ------------- -----
 U.S. Large Cap Growth Portfolio..........     $(482)         $ (88)    $(570)
 U.S. Small Cap Growth Portfolio..........      (109)          (165)     (274)
 International Large Cap Growth Portfolio.      (131)            --      (131)
 International Small Cap Growth Portfolio.      (102)          (162)     (264)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          UNDISTRIBUTED                                               TOTAL NET
                                          NET INVESTMENT                                            DISTRIBUTABLE
                                            INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                            SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                          CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                          -------------- ------------- ------------- -------------- -------------
U.S. Large Cap Growth Portfolio..........     $1,437        $4,401             --       $360,272      $366,110
U.S. Small Cap Growth Portfolio..........         43         5,194             --        110,218       115,455
International Large Cap Growth Portfolio.        603            --       $(15,671)        52,313        37,245
International Small Cap Growth Portfolio.        405         4,453             --         35,312        40,170

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                    UNLIMITED  TOTAL
                                                    --------- -------
          U.S. Large Cap Growth Portfolio..........       --       --
          U.S. Small Cap Growth Portfolio..........       --       --
          International Large Cap Growth Portfolio.  $15,671  $15,671
          International Small Cap Growth Portfolio.       --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                U.S. Large Cap Growth Portfolio.......... $4,369
                International Large Cap Growth Portfolio.    784

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                           FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                           TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                          ---------- ------------ ------------ --------------
U.S. Large Cap Growth Portfolio.......... $1,490,034   $460,464     $(28,345)     $432,119
U.S. Small Cap Growth Portfolio..........    573,987    124,031      (16,674)      107,357
International Large Cap Growth Portfolio.    299,171     66,265      (12,311)       53,954
International Small Cap Growth Portfolio.    171,876     42,858       (8,274)       34,584

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal periods remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. FORWARD CURRENCY CONTRACTS: The International Equity Portfolios may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The International Equity Portfolios may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, the International Equity Portfolios may, from time to time, enter into a forward contract to transfer balances from one currency to another currency. The decision to hedge an International Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the International Equity Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the International Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   The following is a summary of the location of derivative instrument holdings on the International Small Cap Growth Portfolio's Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the International Small Cap Growth Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                      REALIZED GAIN
                                                        (LOSS) ON
                                                       DERIVATIVES
                                                     ----------------
                                                             EQUITY
                                                     TOTAL CONTRACTS*
                                                     ----- ----------
           International Small Cap Growth Portfolio.  $10     $10

* As of April 30, 2018, there were no futures or forward currency contracts outstanding. During the six months ended April 30, 2018, the Portfolio had limited activity in futures and forward currency contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Growth Portfolio..........     2.21%        $1,677         14        $ 1        $3,536
U.S. Small Cap Growth Portfolio..........     1.99%           655          2         --         1,021
International Large Cap Growth Portfolio.     2.19%         3,431          2         --         3,598
International Small Cap Growth Portfolio.     2.17%           949          8          1         1,924

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                 PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                 --------- ------- --------------------
U.S. Large Cap Growth Portfolio..........  $12,612  $42,837       $ 6,513
U.S. Small Cap Growth Portfolio..........   12,617   19,618        (1,176)
International Large Cap Growth Portfolio.   10,139    9,408          (148)
International Small Cap Growth Portfolio.    3,506    2,887            74

J. SECURITIES LENDING:

   As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                         MARKET
                                                         VALUE
                                                         -------
               U.S. Large Cap Growth Portfolio.......... $64,319
               U.S. Small Cap Growth Portfolio..........  60,506
               International Large Cap Growth Portfolio.   2,669
               International Small Cap Growth Portfolio.   2,104

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF APRIL 30, 2018
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP GROWTH PORTFOLIO
Common Stocks................... $ 67,770,208     --         --         --    $ 67,770,208
U.S. SMALL CAP GROWTH PORTFOLIO
Common Stocks...................  126,541,151     --         --         --     126,541,151
INTERNATIONAL LARGE CAP GROWTH
  PORTFOLIO
Common Stocks...................   19,393,610     --         --         --      19,393,610
INTERNATIONAL SMALL CAP GROWTH
  PORTFOLIO
Common Stocks...................   16,235,937     --         --         --      16,235,937

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                             APPROXIMATE
                                                              PERCENTAGE
                                                NUMBER OF   OF OUTSTANDING
                                               SHAREHOLDERS     SHARES
                                               ------------ --------------
     U.S. Large Cap Growth Portfolio..........      3             82%
     U.S. Small Cap Growth Portfolio..........      3             75%
     International Large Cap Growth Portfolio.      3             89%
     International Small Cap Growth Portfolio.      3             88%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filled actions against all shareholders of The Tribune Company who tendered shared when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, or results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                             ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                          --------------------------------------------------
                                          NET INCOME FOR THE
                                              CURRENT OR        ACCUMULATED
                                           PRECEDING FISCAL  UNDISTRIBUTED NET
                                              YEAR, AND       PROFITS FROM THE     PAID-IN
                                             ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                          UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
PORTFOLIO NAME                                  INCOME           PROPERTIES        SOURCE
--------------                            ------------------ ------------------ -------------
U.S. Large Cap Growth Portfolio
   December 15, 2017.....................         91%                0%               9%
U.S. Small Cap Growth Portfolio
   December 15, 2017.....................         89%                0%              11%
International Large Cap Growth Portfolio
   December 15, 2017.....................         79%                0%              21%
International Small Cap Growth Portfolio
   December 15, 2017.....................         72%                0%              28%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-041S
 [LOGO]                                                              00211520

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

DIMENSIONAL RETIREMENT INCOME FUND

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
           LETTER TO SHAREHOLDERS
           DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..........   1
              Disclosure of Fund Expenses......................   2
              Disclosure of Portfolio Holdings.................   3
              Schedule of Investments
                  Dimensional Retirement Income Fund...........   4
              Statement of Assets and Liabilities..............   5
              Statement of Operations..........................   6
              Statements of Changes in Net Assets..............   7
              Financial Highlights.............................   8
              Notes to Financial Statements....................   9
              Section 19(a) Notice.............................  15
           VOTING PROXIES ON FUND PORTFOLIO SECURITIES.........  16
           BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT...  17

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

                    SCHEDULE OF INVESTMENTS
                    -----------------------

                    Investment Footnotes
                    +   See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Non-Annualized
(D)  Annualized
(E)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Underlying Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2018
 EXPENSE TABLE
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/17  04/30/18    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
 DIMENSIONAL RETIREMENT INCOME FUND**
 ------------------------------------
 Actual Fund Return................... $1,000.00 $1,006.30    0.21%    $1.04
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.75    0.21%    $1.05

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                            AFFILIATED INVESTMENT COMPANIES
                                            -------------------------------
     Dimensional Retirement Income Fund....              100.0%

                      DIMENSIONAL RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                     SHARES    VALUE+
                                                                     ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.3%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 565,870 $ 6,558,439
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc............................... 426,616   4,368,546
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc..................................  40,001     822,823
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc...............................  36,325     822,387
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc...............................  22,107     531,230
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...............................  11,686     272,277
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...............................  18,155     265,237
                                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $13,252,493).............................................         $13,640,939
                                                                             -----------

TEMPORARY CASH INVESTMENTS -- (0.7%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $99,586)....................................................  99,586      99,586
                                                                             -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $13,352,079).............................................         $13,740,525
                                                                             ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $13,640,939    --      --    $13,640,939
  Temporary Cash Investments.........      99,586    --      --         99,586
                                      -----------    --      --    -----------
  TOTAL.............................. $13,740,525    --      --    $13,740,525
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                            DIMENSIONAL
                                                                                            RETIREMENT
                                                                                            INCOME FUND
                                                                                           ------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................... $     13,641
Temporary Cash Investments at Value & Cost................................................          100
Receivables:
 Fund Shares Sold.........................................................................            8
 From Advisor.............................................................................            2
Prepaid Expenses and Other Assets.........................................................            9
                                                                                           ------------
     Total Assets.........................................................................       13,760
                                                                                           ------------
LIABILITIES:
Payables:
 Investment Securities/Affiliated Investment Companies Purchased..........................           99
 Fund Shares Redeemed.....................................................................            1
Accrued Expenses and Other Liabilities....................................................            6
                                                                                           ------------
     Total Liabilities....................................................................          106
                                                                                           ------------
NET ASSETS................................................................................ $     13,654
                                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $13,654 and shares outstanding of
 1,300,005................................................................................ $      10.50
                                                                                           ============
NUMBER OF SHARES AUTHORIZED...............................................................  800,000,000
                                                                                           ============
Investments in Affiliated Investment Companies at Cost.................................... $     13,252
                                                                                           ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $     13,301
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....            6
Accumulated Net Realized Gain (Loss)......................................................          (42)
Net Unrealized Appreciation (Depreciation)................................................          389
                                                                                           ------------
NET ASSETS................................................................................ $     13,654
                                                                                           ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                DIMENSIONAL
                                                                                                RETIREMENT
                                                                                                INCOME FUND
                                                                                                -----------
INVESTMENT INCOME
 Income Distributions Received from Affiliated Investment Companies............................    $127
                                                                                                   ----
     Total Investment Income...................................................................     127
                                                                                                   ----
EXPENSES
 Investment Management Fees....................................................................       2
 Accounting & Transfer Agent Fees..............................................................       2
 Custodian Fees................................................................................       1
 Filing Fees...................................................................................       9
 Shareholders' Reports.........................................................................       3
                                                                                                   ----
     Total Expenses............................................................................      17
                                                                                                   ----
 Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C)....................................................................................     (13)
                                                                                                   ----
 Net Expenses..................................................................................       4
                                                                                                   ----
 NET INVESTMENT INCOME (LOSS)..................................................................     123
                                                                                                   ----
REALIZED AND UNREALIZED GAIN (LOSS)
 Capital Gain Distributions Received from Affiliated Investment Companies......................       6
 Net Realized Gain (Loss) on:
   Affiliated Investment Companies Shares Sold.................................................      (9)
 Change in Unrealized Appreciation (Depreciation) of:
   Affiliated Investment Companies Shares Sold.................................................     (47)
                                                                                                   ----
 NET REALIZED AND UNREALIZED GAIN (LOSS).......................................................     (50)
                                                                                                   ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................    $ 73
                                                                                                   ====

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENT OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                        DIMENSIONAL
                                                                                                     RETIREMENT INCOME
                                                                                                            FUND
                                                                                                    -------------------
                                                                                                    SIX MONTHS    YEAR
                                                                                                       ENDED     ENDED
                                                                                                     APRIL 30,  OCT. 31,
                                                                                                       2018       2017
                                                                                                    ----------- --------
                                                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)......................................................................   $   123   $   149
 Capital Gain Distributions Received from Affiliated Investment Companies..........................         6        13
 Net Realized Gain (Loss) on:
   Affiliated Investment Companies Shares Sold.....................................................        (9)      (20)
 Change in Unrealized Appreciation (Depreciation) of:
   Affiliated Investment Companies Shares Sold.....................................................       (47)      299
                                                                                                      -------   -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...............................        73       441
                                                                                                      -------   -------
Distributions From:
 Net Investment Income:
   Institutional Class Shares......................................................................      (160)     (112)
 Net Short-Term Gains:
   Institutional Class Shares......................................................................       (11)       (1)
 Net Long-Term Gains:
   Institutional Class Shares......................................................................       (14)       (1)
                                                                                                      -------   -------
     Total Distributions...........................................................................      (185)     (114)
                                                                                                      -------   -------
Capital Share Transactions (1):
 Shares Issued.....................................................................................     3,925    10,121
 Shares Issued in Lieu of Cash Distributions.......................................................       175       103
 Shares Redeemed...................................................................................    (2,271)   (5,068)
                                                                                                      -------   -------
     Net Increase (Decrease) from Capital Share Transactions.......................................     1,829     5,156
                                                                                                      -------   -------
     Total Increase (Decrease) in Net Assets.......................................................     1,717     5,483
NET ASSETS
 Beginning of Period...............................................................................    11,937     6,454
                                                                                                      -------   -------
 End of Period.....................................................................................   $13,654   $11,937
                                                                                                      =======   =======
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued.....................................................................................       372       974
 Shares Issued in Lieu of Cash Distributions.......................................................        17        10
 Shares Redeemed...................................................................................      (216)     (486)
                                                                                                      -------   -------
     Net Increase (Decrease) from Shares Issued and Redeemed.......................................       173       498
                                                                                                      =======   =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME).............   $     6   $    43

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                             DIMENSIONAL RETIREMENT INCOME FUND
                                                                                           -------------------------------
                                                                                                                     PERIOD
                                                                                           SIX MONTHS      YEAR     NOV. 2,
                                                                                              ENDED       ENDED    2015(A) TO
                                                                                            APRIL 30,    OCT. 31,   OCT. 31,
                                                                                              2018         2017       2016
---------------------------------------------------------------------------------------------------------------------------------
                                                                                           (UNAUDITED)
Net Asset Value, Beginning of Period......................................................   $ 10.59     $ 10.26    $10.00
                                                                                             -------     -------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).........................................................      0.10        0.17      0.14
 Net Gains (Losses) on Securities (Realized and Unrealized)...............................     (0.03)       0.30      0.22
                                                                                             -------     -------    ------
   Total from Investment Operations.......................................................      0.07        0.47      0.36
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....................................................................     (0.14)      (0.14)    (0.10)
 Net Realized Gains.......................................................................     (0.02)         --        --
                                                                                             -------     -------    ------
   Total Distributions....................................................................     (0.16)      (0.14)    (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................................   $ 10.50     $ 10.59    $10.26
=========================================================================================  ===========   ======== ==========
Total Return..............................................................................      0.63%(C)    4.65%     3.65%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................................................   $13,654     $11,937    $6,454
Ratio of Expenses to Average Net Assets (E)...............................................      0.21%(D)    0.22%     0.22%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by Advisor) (E)..................................      0.41%(D)    0.43%     2.01%(B)(D)
Ratio of Net Investment Income to Average Net Assets......................................      1.86%(D)    1.61%     1.42%(B)(D)
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, Dimensional Retirement Income Fund (the "Portfolio"), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio achieves its investment objective by primarily investing in other series of the Fund and Dimensional Investment Group Inc. ("DIG") (collectively, the "Underlying Funds"). At April 30, 2018, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                                  PERCENTAGE
                                                                                   OWNERSHIP
FUND OF FUNDS                       UNDERLYING FUNDS                              AT 04/30/18
-------------                       ----------------                              -----------
Dimensional Retirement Income Fund  U.S. Large Company Portfolio                      --
                                    U.S. Core Equity 1 Portfolio                      --
                                    Large Cap International Portfolio                 --
                                    International Core Equity Portfolio               --
                                    DFA Inflation-Protected Securities Portfolio      --
                                    DFA One-Year Fixed Income Portfolio               --
                                    Emerging Markets Core Equity Portfolio            --

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Underlying Fund shares held by the Portfolio are valued at their respective daily net asset values as reported by their administrator, as the Underlying Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the six months ended April 30, 2018, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.03% of average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.06% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount. Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are $91 and $13, respectively (amounts in thousands). The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. With respect to the Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    Dimensional Retirement Income Fund. --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolio's transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                         NET REALIZED                                               CAPITAL GAIN
                                                         GAIN/(LOSS)                                     DIVIDEND   DISTRIBUTIONS
                                                         ON SALES OF    CHANGE IN                       INCOME FROM     FROM
                                                PROCEEDS  AFFILIATED   UNREALIZED               SHARES  AFFILIATED   AFFILIATED
DIMENSIONAL RETIREMENT     BALANCE AT PURCHASES   FROM    INVESTMENT  APPRECIATION/ BALANCE AT  AS OF   INVESTMENT   INVESTMENT
INCOME FUND                 10/31/17   AT COST   SALES    COMPANIES   DEPRECIATION   04/30/18  04/30/18  COMPANIES    COMPANIES
----------------------     ---------- --------- -------- ------------ ------------- ---------- -------- ----------- -------------
DFA Inflation-Protected
 Securities Portfolio.....  $ 5,721    $1,806    $  854      $(20)        $(95)      $ 6,558      566      $ 78           --
DFA One-Year Fixed
 Income Portfolio.........    3,810     1,133       554        (2)         (18)        4,369      427        29           --
U.S. Large Company
 Portfolio................      722       228       149         2           20           823       40         7          $ 2
U.S. Core Equity 1
 Portfolio................      724       228       155         3           22           822       36         6            4
Large Cap International
 Portfolio................      474       143        99         3           10           531       22         4           --
Emerging Markets Core
 Equity Portfolio.........      233        71        42         3            8           273       12         1           --
International Core Equity
 Portfolio................      237        66        46         2            6           265       18         2           --
                            -------    ------    ------      ----         ----       -------    -----      ----          ---
TOTAL.....................  $11,921    $3,675    $1,899      $ (9)        $(47)      $13,641    1,121      $127          $ 6

F. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Dimensional Retirement Income Fund....       --              $1            $(1)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                           NET
                                       INVESTMENT
                                       INCOME AND                  TAX
                                       SHORT-TERM     LONG-TERM   EXEMPT
                                      CAPITAL GAINS CAPITAL GAINS INCOME TOTAL
                                      ------------- ------------- ------ -----
  Dimensional Retirement Income Fund
  2016...............................     $ 41            --        --   $ 41
  2017...............................      113           $ 1        --    114

   At October 31, 2017 the Portfolio did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares.

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                               TOTAL NET
                                       NET INVESTMENT                                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- ------------- -------------- -------------
Dimensional Retirement Income Fund....      $54            $14           --            $397          $465

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by this Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               NET
                                                                            UNREALIZED
                                       FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                       TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                       -------- ------------ ------------ --------------
Dimensional Retirement Income Fund.... $13,390      $429         $(78)         $351

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
Dimensional Retirement Income Fund....     2.16%         $85           13         --         $143

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolio under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2018.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

J. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentage of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                            APPROXIMATE
                                                             PERCENTAGE
                                               NUMBER OF   OF OUTSTANDING
                                              SHAREHOLDERS     SHARES
                                              ------------ --------------
       Dimensional Retirement Income Fund....      7             87%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filled actions against all shareholders of The Tribune Company who tendered shared when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, or results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                      ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                      -------------------------------------------
                                       NET INCOME FOR      ACCUMULATED
                                       THE CURRENT OR     UNDISTRIBUTED
                                          PRECEDING        NET PROFITS    PAID-IN
                                        FISCAL YEAR,      FROM THE SALE   SURPLUS
                                       AND ACCUMULATED    OF SECURITIES   OR OTHER
                                      UNDISTRIBUTED NET     OR OTHER      CAPITAL
  PORTFOLIO NAME                           INCOME          PROPERTIES      SOURCE
  --------------                      -----------------   -------------   --------
  Dimensional Retirement Income Fund
     December 15, 2017...............        100%               0%           0%*

* Amount is less than 1%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreement (the "Management Agreement") for the portfolio (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund;
(ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Morningstar Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering the Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-055S
 [LOGO]                                                              00211513

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
      LETTER TO SHAREHOLDERS
      DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.....................   1
         Disclosure of Fund Expenses.................................   2
         Disclosure of Portfolio Holdings............................   4
         Schedules of Investments
             Dimensional 2015 Target Date Retirement Income Fund.....   5
             Dimensional 2020 Target Date Retirement Income Fund.....   6
             Dimensional 2025 Target Date Retirement Income Fund.....   7
             Dimensional 2030 Target Date Retirement Income Fund.....   8
             Dimensional 2035 Target Date Retirement Income Fund.....   9
             Dimensional 2040 Target Date Retirement Income Fund.....  10
             Dimensional 2045 Target Date Retirement Income Fund.....  11
             Dimensional 2050 Target Date Retirement Income Fund.....  12
             Dimensional 2055 Target Date Retirement Income Fund.....  13
             Dimensional 2060 Target Date Retirement Income Fund.....  14
         Statements of Assets and Liabilities........................  15
         Statements of Operations....................................  17
         Statements of Changes in Net Assets.........................  19
         Financial Highlights........................................  23
         Notes to Financial Statements...............................  28
         Section 19(a) Notice........................................  42
      VOTING PROXIES ON FUND PORTFOLIO SECURITIES....................  43
      BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS.............  44

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Underlying Funds.
(D)  Non-Annualized
(E)  Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                               SIX MONTHS ENDED APRIL 30, 2018
EXPENSE TABLES
                                                       BEGINNING  ENDING              EXPENSES
                                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                         VALUE    VALUE     EXPENSE    DURING
                                                       11/01/17  04/30/18    RATIO*   PERIOD*
                                                       --------- --------- ---------- --------
DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,010.00    0.19%    $0.95
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.85    0.19%    $0.95

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,015.90    0.21%    $1.05
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.75    0.21%    $1.05

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                       BEGINNING  ENDING              EXPENSES
                                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                         VALUE    VALUE     EXPENSE    DURING
                                                       11/01/17  04/30/18    RATIO*   PERIOD*
                                                       --------- --------- ---------- --------
DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,022.60    0.22%    $1.10
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.70    0.22%    $1.10

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,026.80    0.25%    $1.26
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.55    0.25%    $1.25

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,028.20    0.26%    $1.31
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.51    0.26%    $1.30

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,032.00    0.26%    $1.31
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.51    0.26%    $1.30

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,035.30    0.26%    $1.31
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.51    0.26%    $1.30

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,035.50    0.27%    $1.36
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.46    0.27%    $1.35

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,035.40    0.27%    $1.36
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.46    0.27%    $1.35

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,035.10    0.26%    $1.31
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.51    0.26%    $1.30

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                                     AFFILIATED INVESTMENT COMPANIES
                                                     -------------------------------
Dimensional 2015 Target Date Retirement Income Fund.              100.0%
Dimensional 2020 Target Date Retirement Income Fund.              100.0%
Dimensional 2025 Target Date Retirement Income Fund.              100.0%
Dimensional 2030 Target Date Retirement Income Fund.              100.0%
Dimensional 2035 Target Date Retirement Income Fund.              100.0%
Dimensional 2040 Target Date Retirement Income Fund.              100.0%
Dimensional 2045 Target Date Retirement Income Fund.              100.0%
Dimensional 2050 Target Date Retirement Income Fund.              100.0%
Dimensional 2055 Target Date Retirement Income Fund.              100.0%
Dimensional 2060 Target Date Retirement Income Fund.              100.0%

              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       SHARES     VALUE+
                                                                      --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 2,440,124 $28,281,034
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................   677,521   6,334,822
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................   168,675   3,469,644
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................   153,174   3,467,857
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................    93,222   2,240,124
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    49,275   1,148,111
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    76,552   1,118,423
                                                                                -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $43,801,173)..............................................            46,060,015
                                                                                -----------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $157,214)....................................................   157,214     157,214
                                                                                -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $43,958,387)..............................................           $46,217,229
                                                                                ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $46,060,015    --      --    $46,060,015
    Temporary Cash Investments......     157,214    --      --        157,214
                                     -----------    --      --    -----------
    TOTAL........................... $46,217,229    --      --    $46,217,229
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       SHARES      VALUE+
                                                                      --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 3,837,702 $ 44,478,964
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................ 2,957,155   27,649,397
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................   452,144    9,300,596
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................   410,587    9,295,696
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................   249,846    6,003,795
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   131,915    3,073,626
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   205,080    2,996,216
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................    94,557      935,165
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................    87,418      934,499
                                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $98,191,533)..............................................            104,667,954
                                                                                ------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $330,394)....................................................   330,394      330,394
                                                                                ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $98,521,927)..............................................           $104,998,348
                                                                                ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $104,667,954   --      --    $104,667,954
   Temporary Cash Investments......      330,394   --      --         330,394
                                    ------------   --      --    ------------
   TOTAL........................... $104,998,348   --      --    $104,998,348
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       SHARES      VALUE+
                                                                      --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.0%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................ 4,589,381 $ 42,910,710
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 1,721,811   19,955,792
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................   786,389   16,176,016
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................   714,109   16,167,418
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................   434,603   10,443,522
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   229,725    5,352,603
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   356,899    5,214,301
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................   445,943    4,410,379
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................   412,571    4,410,379
                                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $113,522,679).............................................            125,041,120
                                                                                ------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $1,269,236).................................................. 1,269,236    1,269,236
                                                                                ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $114,791,915).............................................           $126,310,356
                                                                                ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $125,041,120   --      --    $125,041,120
   Temporary Cash Investments......    1,269,236   --      --       1,269,236
                                    ------------   --      --    ------------
   TOTAL........................... $126,310,356   --      --    $126,310,356
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       SHARES      VALUE+
                                                                      --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................ 4,400,320 $ 41,142,996
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 1,088,377   22,387,922
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................   988,339   22,376,002
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................   601,517   14,454,457
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................   760,413    8,128,814
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................   821,922    8,128,814
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   317,970    7,408,703
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   493,961    7,216,771
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................    39,868      462,069
                                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $119,570,827).............................................            131,706,548
                                                                                ------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $424,288)....................................................   424,288      424,288
                                                                                ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $119,995,115).............................................           $132,130,836
                                                                                ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
Affiliated Investment Companies.... $131,706,548   --      --    $131,706,548
Temporary Cash Investments.........      424,288   --      --         424,288
                                    ------------   --      --    ------------
TOTAL.............................. $132,130,836   --      --    $132,130,836
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)


                                                                       SHARES     VALUE+
                                                                      --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................   983,308 $20,226,650
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................   892,050  20,196,008
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................   543,097  13,050,630
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................ 1,293,053  12,090,043
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................   855,255   8,458,470
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................   791,251   8,458,469
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   286,890   6,684,540
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   445,856   6,513,960
                                                                                -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $85,708,533)..............................................            95,678,770
                                                                                -----------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $154,137)....................................................   154,137     154,137
                                                                                -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $85,862,670)..............................................           $95,832,907
                                                                                ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $95,678,770    --      --    $95,678,770
    Temporary Cash Investments......     154,137    --      --        154,137
                                     -----------    --      --    -----------
    TOTAL........................... $95,832,907    --      --    $95,832,907
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 903,784 $18,590,843
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 819,463  18,552,648
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................ 499,058  11,992,369
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 575,629   6,153,479
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 622,192   6,153,479
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 263,766   6,145,737
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 409,794   5,987,094
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $63,838,783)..............................................          73,575,649
                                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $146,533).................................................... 146,533     146,533
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $63,985,316)..............................................         $73,722,182
                                                                              ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $73,575,649    --      --    $73,575,649
    Temporary Cash Investments......     146,533    --      --        146,533
                                     -----------    --      --    -----------
    TOTAL........................... $73,722,182    --      --    $73,722,182
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 681,533 $14,019,136
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 618,880  14,011,454
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................ 376,609   9,049,920
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 198,866   4,633,570
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 309,129   4,516,368
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 125,059   1,236,833
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 115,621   1,235,988
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $42,013,475)..............................................          48,703,269
                                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $123,811).................................................... 123,811     123,811
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $42,137,286)..............................................         $48,827,080
                                                                              ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $48,703,269    --      --    $48,703,269
    Temporary Cash Investments......     123,811    --      --        123,811
                                     -----------    --      --    -----------
    TOTAL........................... $48,827,080    --      --    $48,827,080
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                              SHARES    VALUE+
                                                              ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc........................... 589,785 $12,131,886
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc........................ 535,581  12,125,552
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc........................ 325,993   7,833,602
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc........................ 172,386   4,016,603
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc........................ 267,739   3,911,661
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc........................  98,821   1,056,401
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc........................ 106,788   1,056,135
                                                                      -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $36,104,552)......................................         $42,131,840
                                                                      -----------

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $42,131,840    --      --    $42,131,840
                                     -----------    --      --    -----------
    TOTAL........................... $42,131,840    --      --    $42,131,840
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 210,054 $ 4,320,807
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 190,213   4,306,431
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................ 116,210   2,792,532
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  61,119   1,424,078
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  95,003   1,387,999
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  38,374     379,523
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................  35,478     379,264
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $13,407,049)..............................................          14,990,634
                                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $9,688)......................................................   9,688       9,688
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $13,416,737)..............................................         $15,000,322
                                                                              ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $14,990,634    --      --    $14,990,634
    Temporary Cash Investments......       9,688    --      --          9,688
                                     -----------    --      --    -----------
    TOTAL........................... $15,000,322    --      --    $15,000,322
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                            SHARES    VALUE+
                                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc......................................... 155,002 $ 3,188,382
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc...................................... 140,200   3,174,128
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc......................................  85,540   2,055,532
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc......................................  45,142   1,051,802
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc......................................  70,265   1,026,573
Investment in Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc......................................  28,135     278,259
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc......................................  26,012     278,070
                                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $10,118,784)....................................................         $11,052,746
                                                                                    ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $11,052,746    --      --    $11,052,746
                                     -----------    --      --    -----------
    TOTAL........................... $11,052,746    --      --    $11,052,746
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                              DIMENSIONAL   DIMENSIONAL   DIMENSIONAL   DIMENSIONAL  DIMENSIONAL
                                              2015 TARGET   2020 TARGET   2025 TARGET   2030 TARGET  2035 TARGET
                                                 DATE          DATE          DATE          DATE         DATE
                                              RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT   RETIREMENT
                                              INCOME FUND   INCOME FUND   INCOME FUND   INCOME FUND  INCOME FUND
                                             ------------  ------------  ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment
 Companies at Value......................... $     46,060  $    104,668  $    125,041  $    131,707  $     95,679
Temporary Cash Investments at Value &
 Cost.......................................          157           330         1,269           424           154
Receivables:
  Fund Shares Sold..........................          108            33            56           120            57
  From Advisor..............................            1            --            --            --            --
Prepaid Expenses and Other Assets...........           13            10            11             9            10
                                             ------------  ------------  ------------  ------------  ------------
     Total Assets...........................       46,339       105,041       126,377       132,260        95,900
                                             ------------  ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies
   Purchased................................          147           285         1,214           364           114
  Fund Shares Redeemed......................           --             5            30            24             2
  Due to Advisor............................           --             1             2             2             1
Accrued Expenses and Other Liabilities......            1             2             2             2             1
                                             ------------  ------------  ------------  ------------  ------------
     Total Liabilities......................          148           293         1,248           392           118
                                             ------------  ------------  ------------  ------------  ------------
NET ASSETS.................................. $     46,191  $    104,748  $    125,129  $    131,868  $     95,782
                                             ============  ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net
 assets of $46,191; $104,748; $125,129;
 $131,868 and $95,782 and shares
 outstanding of 4,287,241; 9,479,838;
 10,949,328; 11,266,367 and 8,074,050,
 respectively............................... $      10.77  $      11.05  $      11.43  $      11.70  $      11.86
                                             ============  ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED.................  800,000,000   800,000,000   800,000,000   800,000,000   800,000,000
                                             ============  ============  ============  ============  ============
Investments in Affiliated Investment
 Companies at Cost.......................... $     43,801  $     98,192  $    113,523  $    119,571  $     85,709
                                             ============  ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................. $     44,103  $     98,165  $    113,982  $    119,911  $     85,772
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................           (3)           (3)            4             7             9
Accumulated Net Realized Gain (Loss)........         (168)          110          (375)         (186)           31
Net Unrealized Appreciation
 (Depreciation).............................        2,259         6,476        11,518        12,136         9,970
                                             ------------  ------------  ------------  ------------  ------------
NET ASSETS.................................. $     46,191  $    104,748  $    125,129  $    131,868  $     95,782
                                             ============  ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                            DIMENSIONAL  DIMENSIONAL  DIMENSIONAL  DIMENSIONAL   DIMENSIONAL
                                            2040 TARGET  2045 TARGET  2050 TARGET  2055 TARGET   2060 TARGET
                                               DATE         DATE         DATE         DATE          DATE
                                            RETIREMENT   RETIREMENT   RETIREMENT   RETIREMENT    RETIREMENT
                                            INCOME FUND  INCOME FUND  INCOME FUND  INCOME FUND   INCOME FUND
                                            ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments in Affiliated Investment
 Companies at Value........................ $     73,576 $     48,703 $     42,132 $     14,991 $     11,053
Temporary Cash Investments at Value &
 Cost......................................          147          124           --           10           --
Receivables:
  Affiliated Investment Companies Sold.....           --           --          157           --            9
  Fund Shares Sold.........................           76           49           51           43           34
  From Advisor.............................           --           --            1            1            1
Prepaid Expenses and Other Assets..........            9            8            9            8            8
                                            ------------ ------------ ------------ ------------ ------------
     Total Assets..........................       73,808       48,884       42,350       15,053       11,105
                                            ------------ ------------ ------------ ------------ ------------
LIABILITIES:
Payables:
  Due to Custodian.........................           --           --           --           --           11
  Affiliated Investment Companies
   Purchased...............................          117          106           --           10           --
  Fund Shares Redeemed.....................           64           --            6           25            1
  Line of Credit...........................           --           --          143           --           --
Accrued Expenses and Other Liabilities.....            3            2            3            1            1
                                            ------------ ------------ ------------ ------------ ------------
     Total Liabilities.....................          184          108          152           36           13
                                            ------------ ------------ ------------ ------------ ------------
NET ASSETS................................. $     73,624 $     48,776 $     42,198 $     15,017 $     11,092
                                            ============ ============ ============ ============ ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net
 assets of $73,624; $48,776; $42,198;
 $15,017 and $11,092 and shares
 outstanding of 6,041,441; 3,922,817;
 3,407,273; 1,213,494 and 893,491,
 respectively.............................. $      12.19 $      12.43 $      12.38 $      12.37 $      12.41
                                            ============ ============ ============ ============ ============
NUMBER OF SHARES AUTHORIZED................  800,000,000  800,000,000  800,000,000  800,000,000  800,000,000
                                            ============ ============ ============ ============ ============
Investments in Affiliated Investment
 Companies at Cost......................... $     63,839 $     42,013 $     36,105 $     13,407 $     10,119
                                            ============ ============ ============ ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital............................ $     63,846 $     42,066 $     36,152 $     13,412 $     10,168
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................            9            1            3            4           --
Accumulated Net Realized Gain (Loss).......           32           19           16           17          (10)
Net Unrealized Appreciation
 (Depreciation)............................        9,737        6,690        6,027        1,584          934
                                            ------------ ------------ ------------ ------------ ------------
NET ASSETS................................. $     73,624 $     48,776 $     42,198 $     15,017 $     11,092
                                            ============ ============ ============ ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                  DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL
                                                  2015 TARGET 2020 TARGET 2025 TARGET 2030 TARGET 2035 TARGET
                                                     DATE        DATE        DATE        DATE        DATE
                                                  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT
                                                  INCOME FUND INCOME FUND INCOME FUND INCOME FUND INCOME FUND
                                                  ----------- ----------- ----------- ----------- -----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated
   Investment Companies..........................    $ 391      $1,067      $1,155      $  990      $  673
                                                     -----      ------      ------      ------      ------
     Total Investment Income.....................      391       1,067       1,155         990         673
                                                     -----      ------      ------      ------      ------
EXPENSES
  Investment Management Fees.....................        6          14          17          17          12
  Accounting & Transfer Agent Fees...............        2           2           2           2           2
  Custodian Fees.................................        1          --           1           1           1
  Filing Fees....................................       11          10          11          11          10
  Shareholders' Reports..........................        1           2           2           2           1
  Professional Fees..............................       --          --           1          --          --
  Other..........................................        2           7           8           7           6
                                                     -----      ------      ------      ------      ------
     Total Expenses..............................       23          35          42          40          32
                                                     -----      ------      ------      ------      ------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by
   Advisor (Note C)..............................      (11)         (8)         (8)         (7)         (8)
                                                     -----      ------      ------      ------      ------
  Net Expenses...................................       12          27          34          33          24
                                                     -----      ------      ------      ------      ------
  NET INVESTMENT INCOME (LOSS)...................      379       1,040       1,121         957         649
                                                     -----      ------      ------      ------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from
   Affiliated Investment Companies...............       20          71         120         147         140
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares
     Sold........................................      (37)        144        (209)       (101)        (10)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Affiliated Investment Companies Shares
     Sold........................................     (105)         99       1,261       1,548       1,225
                                                     -----      ------      ------      ------      ------
  NET REALIZED AND UNREALIZED GAIN (LOSS)........     (122)        314       1,172       1,594       1,355
                                                     -----      ------      ------      ------      ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................    $ 257      $1,354      $2,293      $2,551      $2,004
                                                     =====      ======      ======      ======      ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                  DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL
                                                  2040 TARGET 2045 TARGET 2050 TARGET 2055 TARGET 2060 TARGET
                                                     DATE        DATE        DATE        DATE        DATE
                                                  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT
                                                  INCOME FUND INCOME FUND INCOME FUND INCOME FUND INCOME FUND
                                                  ----------- ----------- ----------- ----------- -----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated
   Investment Companies..........................   $  482      $  335      $  295       $ 97        $ 72
                                                    ------      ------      ------       ----        ----
     Total Investment Income.....................      482         335         295         97          72
                                                    ------      ------      ------       ----        ----
EXPENSES
  Investment Management Fees.....................        9           7           6          2           1
  Accounting & Transfer Agent Fees...............        2           2           2          1           1
  Custodian Fees.................................        1           1           1          1           1
  Filing Fees....................................       10           9           9          8           8
  Shareholders' Reports..........................        1           1           1         --          --
  Professional Fees..............................       --          --          --         --          --
  Other..........................................        4           3           3          1           1
                                                    ------      ------      ------       ----        ----
     Total Expenses..............................       27          23          22         13          12
                                                    ------      ------      ------       ----        ----
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by
   Advisor (Note C)..............................       (9)         (9)         (9)        (9)        (10)
                                                    ------      ------      ------       ----        ----
  Net Expenses...................................       18          14          13          4           2
                                                    ------      ------      ------       ----        ----
  NET INVESTMENT INCOME (LOSS)...................      464         321         282         93          70
                                                    ------      ------      ------       ----        ----
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from
   Affiliated Investment Companies...............      126          97          85         28          21
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares
     Sold........................................      (17)        (48)        (36)        --          (5)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Affiliated Investment Companies Shares
     Sold........................................    1,076         865         820        232         187
                                                    ------      ------      ------       ----        ----
  NET REALIZED AND UNREALIZED GAIN (LOSS)........    1,185         914         869        260         203
                                                    ------      ------      ------       ----        ----
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................   $1,649      $1,235      $1,151       $353        $273
                                                    ======      ======      ======       ====        ====

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        DIMENSIONAL 2015 TARGET DIMENSIONAL 2020 TARGET DIMENSIONAL 2025 TARGET
                                                        DATE RETIREMENT INCOME  DATE RETIREMENT INCOME  DATE RETIREMENT INCOME
                                                                FUND                    FUND                    FUND
                                                        ----------------------  ----------------------  ----------------------
                                                        SIX MONTHS     YEAR     SIX MONTHS      YEAR    SIX MONTHS     YEAR
                                                           ENDED      ENDED        ENDED       ENDED       ENDED      ENDED
                                                         APRIL 30,   OCT. 31,    APRIL 30,    OCT. 31,   APRIL 30,   OCT. 31,
                                                           2018        2017        2018         2017       2018        2017
                                                        -----------  --------   -----------   --------  -----------  --------
                                                        (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........................   $   379    $    586    $  1,040     $ 1,477    $  1,121    $  1,733
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................        20          59          71         124         120         124
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........       (37)        (73)        144           2        (209)       (200)
  Change in Unrealized Appreciation (Depreciation)
   of:
    Affiliated Investment Companies Shares Sold........      (105)        945          99       3,201       1,261       6,420
                                                          -------    --------    --------     -------    --------    --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations........................       257       1,517       1,354       4,804       2,293       8,077
                                                          -------    --------    --------     -------    --------    --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................      (385)       (580)     (1,102)     (1,442)     (1,219)     (1,645)
  Net Short-Term Gains:
    Institutional Class Shares.........................       (43)        (44)        (29)        (18)        (32)         (7)
  Net Long-Term Gains:
    Institutional Class Shares.........................       (79)         --        (158)         --        (114)         (1)
                                                          -------    --------    --------     -------    --------    --------
     Total Distributions...............................      (507)       (624)     (1,289)     (1,460)     (1,365)     (1,653)
                                                          -------    --------    --------     -------    --------    --------
Capital Share Transactions (1):
  Shares Issued........................................    18,908      17,279      26,199      37,131      34,674      55,794
  Shares Issued in Lieu of Cash Distributions..........       507         624       1,286       1,455       1,361       1,644
  Shares Redeemed......................................    (5,745)    (10,459)     (9,621)     (9,654)    (16,214)    (16,382)
                                                          -------    --------    --------     -------    --------    --------
     Net Increase (Decrease) from Capital Share
      Transactions.....................................    13,670       7,444      17,864      28,932      19,821      41,056
                                                          -------    --------    --------     -------    --------    --------
     Total Increase (Decrease) in Net Assets...........    13,420       8,337      17,929      32,276      20,749      47,480
NET ASSETS
  Beginning of Period..................................    32,771      24,434      86,819      54,543     104,380      56,900
                                                          -------    --------    --------     -------    --------    --------
  End of Period........................................   $46,191    $ 32,771    $104,748     $86,819    $125,129    $104,380
                                                          =======    ========    ========     =======    ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     1,745       1,636       2,360       3,473       3,025       5,175
  Shares Issued in Lieu of Cash Distributions..........        47          60         116         138         118         153
  Shares Redeemed......................................      (530)       (989)       (864)       (900)     (1,419)     (1,512)
                                                          -------    --------    --------     -------    --------    --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed.....................................     1,262         707       1,612       2,711       1,724       3,816
                                                          =======    ========    ========     =======    ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................................   $    (3)   $      3    $     (3)    $    59    $      4    $    102

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        DIMENSIONAL 2030 TARGET DIMENSIONAL 2035 TARGET DIMENSIONAL 2040 TARGET
                                                        DATE RETIREMENT INCOME  DATE RETIREMENT INCOME  DATE RETIREMENT INCOME
                                                                FUND                    FUND                    FUND
                                                        ----------------------  ----------------------  ----------------------
                                                        SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                                           ENDED      ENDED        ENDED      ENDED        ENDED       ENDED
                                                         APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,    OCT. 31,
                                                           2018        2017        2018        2017        2018         2017
                                                        -----------  --------   -----------  --------   -----------   --------
                                                        (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........................  $    957    $  1,539     $   649    $  1,031     $   464     $   841
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................       147         115         140          79         126          83
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........      (101)       (155)        (10)        (53)        (17)        (34)
  Change in Unrealized Appreciation (Depreciation)
   of:
    Affiliated Investment Companies Shares Sold........     1,548       7,992       1,225       7,239       1,076       7,028
                                                         --------    --------     -------    --------     -------     -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations........................     2,551       9,491       2,004       8,296       1,649       7,918
                                                         --------    --------     -------    --------     -------     -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................    (1,072)     (1,436)       (732)       (927)       (551)       (745)
  Net Short-Term Gains:
    Institutional Class Shares.........................       (29)         (7)        (26)         (3)         (8)         (3)
  Net Long-Term Gains:
    Institutional Class Shares.........................      (109)         (2)        (74)         (4)        (81)         (3)
                                                         --------    --------     -------    --------     -------     -------
     Total Distributions...............................    (1,210)     (1,445)       (832)       (934)       (640)       (751)
                                                         --------    --------     -------    --------     -------     -------
Capital Share Transactions (1):
  Shares Issued........................................    47,855      50,113      30,170      46,864      21,175      29,362
  Shares Issued in Lieu of Cash Distributions..........     1,208       1,444         832         932         639         749
  Shares Redeemed......................................   (14,336)    (15,769)     (8,195)    (12,063)     (6,677)     (8,070)
                                                         --------    --------     -------    --------     -------     -------
     Net Increase (Decrease) from Capital Share
      Transactions.....................................    34,727      35,788      22,807      35,733      15,137      22,041
                                                         --------    --------     -------    --------     -------     -------
     Total Increase (Decrease) in Net Assets...........    36,068      43,834      23,979      43,095      16,146      29,208
NET ASSETS
  Beginning of Period..................................    95,800      51,966      71,803      28,708      57,478      28,270
                                                         --------    --------     -------    --------     -------     -------
  End of Period........................................  $131,868    $ 95,800     $95,782    $ 71,803     $73,624     $57,478
                                                         ========    ========     =======    ========     =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     4,071       4,599       2,531       4,327       1,719       2,676
  Shares Issued in Lieu of Cash Distributions..........       103         133          70          86          53          68
  Shares Redeemed......................................    (1,218)     (1,431)       (686)     (1,090)       (545)       (737)
                                                         --------    --------     -------    --------     -------     -------
     Net Increase (Decrease) from Shares Issued
      and Redeemed.....................................     2,956       3,301       1,915       3,323       1,227       2,007
                                                         ========    ========     =======    ========     =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................................  $      7    $    122     $     9    $     92     $     9     $    96

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        DIMENSIONAL 2045 TARGET DIMENSIONAL 2050 TARGET DIMENSIONAL 2055 TARGET
                                                        DATE RETIREMENT INCOME  DATE RETIREMENT INCOME  DATE RETIREMENT INCOME
                                                                FUND                    FUND                    FUND
                                                        ----------------------  ----------------------  ----------------------
                                                        SIX MONTHS      YEAR    SIX MONTHS      YEAR    SIX MONTHS      YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                         APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,
                                                           2018         2017       2018         2017       2018         2017
                                                        -----------   --------  -----------   --------  -----------   --------
                                                        (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........................   $   321     $   578     $   282     $   509     $    93     $   151
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................        97          54          85          46          28          10
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........       (48)        (18)        (36)         (4)         --          (4)
  Change in Unrealized Appreciation (Depreciation)
   of:
    Affiliated Investment Companies Shares Sold........       865       5,094         820       4,519         232       1,298
                                                          -------     -------     -------     -------     -------     -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations........................     1,235       5,708       1,151       5,070         353       1,455
                                                          -------     -------     -------     -------     -------     -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................      (402)       (505)       (351)       (449)       (118)       (128)
  Net Short-Term Gains:
    Institutional Class Shares.........................        (4)         --          (5)         --          (4)         --
  Net Long-Term Gains:
    Institutional Class Shares.........................       (53)         --         (48)         (3)        (10)         (3)
                                                          -------     -------     -------     -------     -------     -------
     Total Distributions...............................      (459)       (505)       (404)       (452)       (132)       (131)
                                                          -------     -------     -------     -------     -------     -------
Capital Share Transactions (1):
  Shares Issued........................................    14,098      21,888      10,952      19,008       5,115       8,538
  Shares Issued in Lieu of Cash Distributions..........       458         504         404         452         132         132
  Shares Redeemed......................................    (5,356)     (4,514)     (4,183)     (4,161)     (1,470)     (1,953)
                                                          -------     -------     -------     -------     -------     -------
     Net Increase (Decrease) from Capital Share
      Transactions.....................................     9,200      17,878       7,173      15,299       3,777       6,717
                                                          -------     -------     -------     -------     -------     -------
     Total Increase (Decrease) in Net Assets...........     9,976      23,081       7,920      19,917       3,998       8,041
NET ASSETS
  Beginning of Period..................................    38,800      15,719      34,278      14,361      11,019       2,978
                                                          -------     -------     -------     -------     -------     -------
  End of Period........................................   $48,776     $38,800     $42,198     $34,278     $15,017     $11,019
                                                          =======     =======     =======     =======     =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     1,116       1,989         875       1,730         409         773
  Shares Issued in Lieu of Cash Distributions..........        37          45          33          41          11          12
  Shares Redeemed......................................      (426)       (400)       (336)       (369)       (119)       (170)
                                                          -------     -------     -------     -------     -------     -------
     Net Increase (Decrease) from Shares Issued
      and Redeemed.....................................       727       1,634         572       1,402         301         615
                                                          =======     =======     =======     =======     =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)...............................................   $     1     $    82     $     3     $    72     $     4     $    28

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        DIMENSIONAL 2060 TARGET
                                                                                        DATE RETIREMENT INCOME
                                                                                                FUND
                                                                                        ----------------------
                                                                                        SIX MONTHS      YEAR
                                                                                           ENDED       ENDED
                                                                                         APRIL 30,    OCT. 31,
                                                                                           2018         2017
-                                                                                       -----------   --------
                                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........................................................   $    70     $    83
  Capital Gain Distributions Received from Affiliated Investment Companies.............        21           6
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........................................        (5)         (2)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares Sold........................................       187         714
                                                                                          -------     -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................       273         801
                                                                                          -------     -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................       (98)        (58)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................        (6)         --
                                                                                          -------     -------
     Total Distributions...............................................................      (104)        (58)
                                                                                          -------     -------
Capital Share Transactions (1):
  Shares Issued........................................................................     4,396       6,934
  Shares Issued in Lieu of Cash Distributions..........................................       104          58
  Shares Redeemed......................................................................      (878)     (2,023)
                                                                                          -------     -------
     Net Increase (Decrease) from Capital Share Transactions...........................     3,622       4,969
                                                                                          -------     -------
     Total Increase (Decrease) in Net Assets...........................................     3,791       5,712
NET ASSETS
  Beginning of Period..................................................................     7,301       1,589
                                                                                          -------     -------
  End of Period........................................................................   $11,092     $ 7,301
                                                                                          =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................       353         616
  Shares Issued in Lieu of Cash Distributions..........................................         8           5
  Shares Redeemed......................................................................       (70)       (177)
                                                                                          -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       291         444
                                                                                          =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME).   $    --     $    28

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         DIMENSIONAL 2015 TARGET DATE RETIREMENT DIMENSIONAL 2020 TARGET DATE RETIREMENT
                                                      INCOME FUND                             INCOME FUND
                                         -------------------------------         -------------------------------
                                                                     PERIOD                                  PERIOD
                                         SIX MONTHS       YEAR      NOV. 2,      SIX MONTHS       YEAR      NOV. 2,
                                            ENDED        ENDED     2015(A) TO       ENDED        ENDED     2015(A) TO
                                          APRIL 30,     OCT. 31,    OCT. 31,      APRIL 30,     OCT. 31,    OCT. 31,
                                            2018          2017        2016          2018          2017        2016
------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)                             (UNAUDITED)
Net Asset Value, Beginning of Period....   $ 10.83      $ 10.54   $ 10.00         $  11.03      $ 10.58   $ 10.00
                                           -------      -------   -------         --------      -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.11         0.21      0.16             0.12         0.22      0.18
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        --         0.32      0.51             0.05         0.45      0.56
                                           -------      -------   -------         --------      -------   -------
   Total from Investment Operations.....      0.11         0.53      0.67             0.17         0.67      0.74
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.13)       (0.22)    (0.13)           (0.13)       (0.22)    (0.16)
 Net Realized Gains.....................     (0.04)       (0.02)       --            (0.02)          --        --
                                           -------      -------   -------         --------      -------   -------
   Total Distributions..................     (0.17)       (0.24)    (0.13)           (0.15)       (0.22)    (0.16)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $ 10.77      $ 10.83   $ 10.54         $  11.05      $ 11.03   $ 10.58
=======================================  ===========    ======== ==========      ===========    ======== ==========
Total Return............................      1.00%(D)     5.08%     6.67%(D)         1.59%(D)     6.50%     7.40%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).....   $46,191      $32,771   $24,434         $104,748      $86,819   $54,543
Ratio of Expenses to Average Net
 Assets (C).............................      0.19%(E)     0.20%     0.21%(B)(E)      0.21%(E)     0.22%     0.23%(B)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (C).........      0.25%(E)     0.29%     0.47%(B)(E)      0.23%(E)     0.26%     0.37%(B)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................      2.08%(E)     2.00%     1.57%(B)(E)      2.18%(E)     2.07%     1.76%(B)(E)
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(A)

                                DIMENSIONAL 2025 TARGET DATE RETIREMENT DIMENSIONAL 2030 TARGET DATE RETIREMENT
                                              INCOME FUND                            INCOME FUND
                                --------------------------------        -------------------------------
                                                            PERIOD                                  PERIOD
                                SIX MONTHS      YEAR       NOV. 2,      SIX MONTHS       YEAR      NOV. 2,
                                   ENDED       ENDED      2015(A) TO       ENDED        ENDED     2015(A) TO
                                 APRIL 30,    OCT. 31,     OCT. 31,      APRIL 30,     OCT. 31,    OCT. 31,
                                   2018         2017         2016          2018          2017        2016
---------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)                             (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  11.32     $  10.52   $ 10.00         $  11.53      $ 10.37   $ 10.00
                                 --------     --------   -------         --------      -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.11         0.23      0.20             0.10         0.23      0.19
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.15         0.79      0.48             0.21         1.14      0.33
                                 --------     --------   -------         --------      -------   -------
   Total from Investment
    Operations.................      0.26         1.02      0.68             0.31         1.37      0.52
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.13)       (0.22)    (0.16)           (0.12)       (0.21)    (0.15)
 Net Realized Gains............     (0.02)          --        --            (0.02)          --        --
                                 --------     --------   -------         --------      -------   -------
   Total Distributions.........     (0.15)       (0.22)    (0.16)           (0.14)       (0.21)    (0.15)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  11.43     $  11.32   $ 10.52         $  11.70      $ 11.53   $ 10.37
==============================  ===========   ========  ==========      ===========    ======== ==========
Total Return...................      2.26%(D)     9.87%     6.89%(D)         2.68%(D)    13.44%     5.25%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $125,129     $104,380   $56,900         $131,868      $95,800   $51,966
Ratio of Expenses to Average
 Net Assets (C)................      0.22%(E)     0.23%     0.25%(B)(E)      0.25%(E)     0.25%     0.26%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (C).....      0.23%(E)     0.26%     0.37%(B)(E)      0.26%(E)     0.29%     0.43%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..      2.01%(E)     2.08%     1.92%(B)(E)      1.72%(E)     2.07%     1.92%(B)(E)
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(A)

                                DIMENSIONAL 2035 TARGET DATE RETIREMENT DIMENSIONAL 2040 TARGET DATE RETIREMENT
                                             INCOME FUND                             INCOME FUND
                                -------------------------------         -------------------------------
                                                            PERIOD                                  PERIOD
                                SIX MONTHS       YEAR      NOV. 2,      SIX MONTHS       YEAR      NOV. 2,
                                   ENDED        ENDED     2015(A) TO       ENDED        ENDED     2015(A) TO
                                 APRIL 30,     OCT. 31,    OCT. 31,      APRIL 30,     OCT. 31,    OCT. 31,
                                   2018          2017        2016          2018          2017        2016
---------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)                             (UNAUDITED)
Net Asset Value, Beginning of
 Period........................   $ 11.66      $ 10.12   $ 10.00          $ 11.94      $ 10.07   $ 10.00
                                  -------      -------   -------          -------      -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.07         0.21      0.18             0.09         0.21      0.19
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.26         1.53      0.09             0.29         1.86      0.03
                                  -------      -------   -------          -------      -------   -------
   Total from Investment
    Operations.................      0.33         1.74      0.27             0.38         2.07      0.22
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.11)       (0.20)    (0.15)           (0.11)       (0.20)    (0.15)
 Net Realized Gains............     (0.02)          --        --            (0.02)          --        --
                                  -------      -------   -------          -------      -------   -------
   Total Distributions.........     (0.13)       (0.20)    (0.15)           (0.13)       (0.20)    (0.15)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.   $ 11.86      $ 11.66   $ 10.12          $ 12.19      $ 11.94   $ 10.07
==============================  ===========    ======== ==========      ===========    ======== ==========
Total Return...................      2.82%(D)    17.34%     2.75%(D)         3.20%(D)    20.73%     2.20%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................   $95,782      $71,803   $28,708          $73,624      $57,478   $28,270
Ratio of Expenses to Average
 Net Assets (C)................      0.26%(E)     0.26%     0.28%(B)(E)      0.26%(E)     0.27%     0.28%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (C).....      0.28%(E)     0.31%     0.52%(B)(E)      0.29%(E)     0.32%     0.52%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.59%(E)     1.92%     1.84%(B)(E)      1.47%(E)     1.93%     1.90%(B)(E)
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                DIMENSIONAL 2045 TARGET DATE RETIREMENT DIMENSIONAL 2050 TARGET DATE RETIREMENT
                                             INCOME FUND                             INCOME FUND
                                -------------------------------         -------------------------------
                                                            PERIOD                                  PERIOD
                                SIX MONTHS       YEAR      NOV. 2,      SIX MONTHS       YEAR      NOV. 2,
                                   ENDED        ENDED     2015(A) TO       ENDED        ENDED     2015(A) TO
                                 APRIL 30,     OCT. 31,    OCT. 31,      APRIL 30,     OCT. 31,    OCT. 31,
                                   2018          2017        2016          2018          2017        2016
---------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)                             (UNAUDITED)
Net Asset Value, Beginning of
 Period........................   $ 12.14      $ 10.06   $ 10.00          $ 12.09      $ 10.02   $ 10.00
                                  -------      -------   -------          -------      -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.09         0.23      0.19             0.09         0.22      0.18
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.34         2.05      0.02             0.34         2.06      0.04
                                  -------      -------   -------          -------      -------   -------
   Total from Investment
    Operations.................      0.43         2.28      0.21             0.43         2.28      0.22
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.12)       (0.20)    (0.15)           (0.12)       (0.21)    (0.20)
 Net Realized Gains............     (0.02)          --        --            (0.02)          --        --
                                  -------      -------   -------          -------      -------   -------
   Total Distributions.........     (0.14)       (0.20)    (0.15)           (0.14)       (0.21)    (0.20)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.   $ 12.43      $ 12.14   $ 10.06          $ 12.38      $ 12.09   $ 10.02
==============================  ===========    ======== ==========      ===========    ======== ==========
Total Return...................      3.53%(D)    22.92%     2.20%(D)         3.55%(D)    22.97%     2.24%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................   $48,776      $38,800   $15,719          $42,198      $34,278   $14,361
Ratio of Expenses to Average
 Net Assets (C)(C).............      0.26%(E)     0.26%     0.29%(B)(E)      0.27%(E)     0.27%     0.28%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (C).....      0.30%(E)     0.34%     0.77%(B)(E)      0.32%(E)     0.36%     0.74%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.49%(E)     2.00%     1.89%(B)(E)      1.49%(E)     1.99%     1.86%(B)(E)
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(A)(A)

                                DIMENSIONAL 2055 TARGET DATE RETIREMENT DIMENSIONAL 2060 TARGET DATE RETIREMENT
                                             INCOME FUND                             INCOME FUND
                                -------------------------------         -------------------------------
                                                           PERIOD                                  PERIOD
                                SIX MONTHS       YEAR     NOV. 2,       SIX MONTHS       YEAR     NOV. 2,
                                   ENDED        ENDED    2015(A) TO        ENDED        ENDED    2015(A) TO
                                 APRIL 30,     OCT. 31,   OCT. 31,       APRIL 30,     OCT. 31,   OCT. 31,
                                   2018          2017       2016           2018          2017       2016
---------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)                             (UNAUDITED)
Net Asset Value, Beginning of
 Period........................   $ 12.08      $ 10.03    $10.00          $ 12.13       $10.04    $10.00
                                  -------      -------    ------          -------       ------    ------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.09         0.23      0.20             0.09         0.23      0.19
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.33         2.04      0.02             0.34         2.04      0.03
                                  -------      -------    ------          -------       ------    ------
   Total from Investment
    Operations.................      0.42         2.27      0.22             0.43         2.27      0.22
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.12)       (0.21)    (0.19)           (0.14)       (0.18)    (0.18)
 Net Realized Gains............     (0.01)       (0.01)       --            (0.01)          --        --
                                  -------      -------    ------          -------       ------    ------
   Total Distributions.........     (0.13)       (0.22)    (0.19)           (0.15)       (0.18)    (0.18)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.   $ 12.37      $ 12.08    $10.03          $ 12.41       $12.13    $10.04
==============================  ===========    ======== ==========      ===========    ======== ==========
Total Return...................      3.54%(D)    22.86%     2.24%(D)         3.51%(D)    22.88%     2.24%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................   $15,017      $11,019    $2,978          $11,092       $7,301    $1,589
Ratio of Expenses to Average
 Net Assets(C).................      0.27%(E)     0.27%     0.29%(B)(E)      0.26%(E)     0.27%     0.29%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)(C)......      0.41%(E)     0.46%     3.60%(B)(E)      0.47%(E)     0.61%     5.48%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.45%(E)     2.02%     2.02%(B)(E)      1.47%(E)     2.01%     1.96%(B)(E)
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which ten (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolios achieve their investment objectives by primarily investing in other series of IDG and Dimensional Investment Group Inc. ("DIG")
(collectively, the "Underlying Funds"). At April 30, 2018, the Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                                              PERCENTAGE
                                                                                               OWNERSHIP
FUND OF FUNDS                                   UNDERLYING FUNDS                              AT 04/30/18
-------------                                   ----------------                              -----------
Dimensional 2015 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                       --
                                                U.S. Core Equity 1 Portfolio                       --
                                                Large Cap International Portfolio                  --
                                                International Core Equity Portfolio                --
                                                DFA Inflation-Protected Securities Portfolio       1%
                                                DFA LTIP Portfolio                                 4%
                                                Emerging Markets Core Equity Portfolio             --

Dimensional 2020 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                       --
                                                U.S. Core Equity 1 Portfolio                       --
                                                Large Cap International Portfolio                  --
                                                International Core Equity Portfolio                --
                                                DFA Short-Term Extended Quality Portfolio          --
                                                DFA Two-Year Global Fixed Income Portfolio         --
                                                Emerging Markets Core Equity Portfolio             --
                                                DFA LTIP Portfolio                                16%
                                                DFA Inflation-Protected Securities Portfolio       1%

Dimensional 2025 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                       --
                                                U.S. Core Equity 1 Portfolio                       --
                                                Large Cap International Portfolio                  --
                                                International Core Equity Portfolio                --
                                                DFA Short-Term Extended Quality Portfolio          --
                                                DFA Two-Year Global Fixed Income Portfolio         --
                                                Emerging Markets Core Equity Portfolio             --
                                                DFA LTIP Portfolio                                25%
                                                DFA Inflation-Protected Securities Portfolio       --

                                                                                              PERCENTAGE
                                                                                               OWNERSHIP
FUND OF FUNDS                                   UNDERLYING FUNDS                              AT 04/30/18
-------------                                   ----------------                              -----------
Dimensional 2030 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                       --
                                                U.S. Core Equity 1 Portfolio                       --
                                                Large Cap International Portfolio                  --
                                                International Core Equity Portfolio                --
                                                DFA Short-Term Extended Quality Portfolio          --
                                                DFA Two-Year Global Fixed Income Portfolio         --
                                                Emerging Markets Core Equity Portfolio             --
                                                DFA LTIP Portfolio                                24%
                                                DFA Inflation-Protected Securities Portfolio       --

Dimensional 2035 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                       --
                                                U.S. Core Equity 1 Portfolio                       --
                                                Large Cap International Portfolio                  --
                                                International Core Equity Portfolio                --
                                                DFA Short-Term Extended Quality Portfolio          --
                                                DFA Two-Year Global Fixed Income Portfolio         --
                                                Emerging Markets Core Equity Portfolio             --
                                                DFA LTIP Portfolio                                 7%

Dimensional 2040 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                       --
                                                U.S. Core Equity 1 Portfolio                       --
                                                Large Cap International Portfolio                  --
                                                International Core Equity Portfolio                --
                                                DFA Short-Term Extended Quality Portfolio          --
                                                DFA Two-Year Global Fixed Income Portfolio         --
                                                Emerging Markets Core Equity Portfolio             --

Dimensional 2045 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                       --
                                                U.S. Core Equity 1 Portfolio                       --
                                                Large Cap International Portfolio                  --
                                                International Core Equity Portfolio                --
                                                DFA Short-Term Extended Quality Portfolio          --
                                                DFA Two-Year Global Fixed Income Portfolio         --
                                                Emerging Markets Core Equity Portfolio             --

Dimensional 2050 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                       --
                                                U.S. Core Equity 1 Portfolio                       --
                                                Large Cap International Portfolio                  --
                                                International Core Equity Portfolio                --
                                                DFA Short-Term Extended Quality Portfolio          --
                                                DFA Two-Year Global Fixed Income Portfolio         --
                                                Emerging Markets Core Equity Portfolio             --

                                                                                            PERCENTAGE
                                                                                             OWNERSHIP
FUND OF FUNDS                                   UNDERLYING FUNDS                            AT 04/30/18
-------------                                   ----------------                            -----------
Dimensional 2055 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                    --
                                                U.S. Core Equity 1 Portfolio                    --
                                                Large Cap International Portfolio               --
                                                International Core Equity Portfolio             --
                                                DFA Short-Term Extended Quality Portfolio       --
                                                DFA Two-Year Global Fixed Income Portfolio      --
                                                Emerging Markets Core Equity Portfolio          --

Dimensional 2060 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                    --
                                                U.S. Core Equity 1 Portfolio                    --
                                                Large Cap International Portfolio               --
                                                International Core Equity Portfolio             --
                                                DFA Short-Term Extended Quality Portfolio       --
                                                DFA Two-Year Global Fixed Income Portfolio      --
                                                Emerging Markets Core Equity Portfolio          --

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Underlying Fund shares held by the Portfolios are valued at their respective daily net asset values as reported by their administrator, as the Underlying Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A Summary of the inputs used to value each Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio.

   For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Dimensional 2015 Target Date Retirement Income Fund. 0.03%
           Dimensional 2020 Target Date Retirement Income Fund. 0.03%
           Dimensional 2025 Target Date Retirement Income Fund. 0.03%
           Dimensional 2030 Target Date Retirement Income Fund. 0.03%
           Dimensional 2035 Target Date Retirement Income Fund. 0.03%
           Dimensional 2040 Target Date Retirement Income Fund. 0.03%
           Dimensional 2045 Target Date Retirement Income Fund. 0.03%
           Dimensional 2050 Target Date Retirement Income Fund. 0.03%
           Dimensional 2055 Target Date Retirement Income Fund. 0.03%
           Dimensional 2060 Target Date Retirement Income Fund. 0.03%

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) ("Portfolio

Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for each Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount listed below. For the six months ended April 30, 2018, the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                                NET WAIVED
                                                             PREVIOUSLY       FEES/EXPENSES
                                             RECOVERY       WAIVED FEES/    ASSUMED (RECOVERED
                               EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                              LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES      AMOUNT   EXPENSES ASSUMED     RECOVERY           ASSUMED)
--------------------------    ---------- ---------------- ----------------- ------------------
Dimensional 2015 Target Date
  Retirement Income Fund.....    0.06%          --               $78               $11
Dimensional 2020 Target Date
  Retirement Income Fund.....    0.06%          --                80                 8
Dimensional 2025 Target Date
  Retirement Income Fund.....    0.06%          --                81                 8
Dimensional 2030 Target Date
  Retirement Income Fund.....    0.06%          --                81                 7
Dimensional 2035 Target Date
  Retirement Income Fund.....    0.06%          --                77                 8
Dimensional 2040 Target Date
  Retirement Income Fund.....    0.06%          --                74                 9
Dimensional 2045 Target Date
  Retirement Income Fund.....    0.06%          --                71                 9
Dimensional 2050 Target Date
  Retirement Income Fund.....    0.06%          --                72                 9
Dimensional 2055 Target Date
  Retirement Income Fund.....    0.06%          --                71                 9
Dimensional 2060 Target Date
  Retirement Income Fund.....    0.06%          --                71                10

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

            Dimensional 2015 Target Date Retirement Income Fund.  --
            Dimensional 2020 Target Date Retirement Income Fund. $ 1
            Dimensional 2025 Target Date Retirement Income Fund.   1
            Dimensional 2030 Target Date Retirement Income Fund.   1
            Dimensional 2035 Target Date Retirement Income Fund.   1
            Dimensional 2040 Target Date Retirement Income Fund.  --
            Dimensional 2045 Target Date Retirement Income Fund.  --
            Dimensional 2050 Target Date Retirement Income Fund.  --
            Dimensional 2055 Target Date Retirement Income Fund.  --
            Dimensional 2060 Target Date Retirement Income Fund.  --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios' transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                    NET REALIZED
                                                                    GAIN/(LOSS)
                                                                    ON SALES OF    CHANGE IN
                                                                     AFFILIATED   UNREALIZED
                                    BALANCE AT PURCHASES  PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF
                                     10/31/17   AT COST  FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18
                                    ---------- --------- ---------- ------------ ------------- ---------- ------------
DIMENSIONAL 2015 TARGET DATE
 RETIREMENT INCOME FUND
DFA Inflation-Protected Securities
 Portfolio.........................  $19,963    $10,437    $1,770       $(42)        $(307)     $ 28,281     2,440
DFA LTIP Portfolio.................    4,624      2,212       536         (2)           37         6,335       678
U.S. Large Company Portfolio.......    2,475      1,237       285          3            40         3,470       169
U.S. Core Equity 1 Portfolio.......    2,474      1,249       305          3            47         3,468       153
Large Cap International
 Portfolio.........................    1,618        819       231          4            30         2,240        93
Emerging Markets Core Equity
 Portfolio.........................      792        417        85         (3)           27         1,148        49
International Core Equity
 Portfolio.........................      810        388       101         --            21         1,118        77
                                     -------    -------    ------       ----         -----      --------     -----
TOTAL..............................  $32,756    $16,759    $3,313       $(37)        $(105)     $ 46,060     3,659
                                     =======    =======    ======       ====         =====      ========     =====

DIMENSIONAL 2020 TARGET DATE
 RETIREMENT INCOME FUND
DFA Inflation-Protected Securities
 Portfolio.........................  $34,843    $11,969    $1,681       $(50)        $(602)     $ 44,479     3,838
DFA LTIP Portfolio.................   23,275      5,495     1,246        (52)          177        27,649     2,957
U.S. Large Company Portfolio.......    8,078      1,980       974         63           153         9,301       452
U.S. Core Equity 1 Portfolio.......    8,096      1,939       977         53           185         9,296       411
Large Cap International
 Portfolio.........................    5,299      1,166       604         60            83         6,004       250
Emerging Markets Core Equity
 Portfolio.........................    2,594        619       252         38            75         3,074       132
International Core Equity
 Portfolio.........................    2,648        581       319         37            49         2,996       205
DFA Two-Year Global Fixed
 Income Portfolio..................      999        123       176         (2)           (9)          935        95
DFA Short-Term Extended Quality
 Portfolio.........................      998        121       170         (3)          (12)          934        87
                                     -------    -------    ------       ----         -----      --------     -----
TOTAL..............................  $86,830    $23,993    $6,399       $144         $  99      $104,668     8,427
                                     =======    =======    ======       ====         =====      ========     =====

                                                CAPITAL GAIN
                                     DIVIDEND   DISTRIBUTIONS
                                    INCOME FROM     FROM
                                    AFFILIATED   AFFILIATED
                                    INVESTMENT   INVESTMENT
                                     COMPANIES    COMPANIES
                                    ----------- -------------
DIMENSIONAL 2015 TARGET DATE
 RETIREMENT INCOME FUND
DFA Inflation-Protected Securities
 Portfolio.........................   $  259          --
DFA LTIP Portfolio.................       63          --
U.S. Large Company Portfolio.......       23         $ 6
U.S. Core Equity 1 Portfolio.......       19          14
Large Cap International
 Portfolio.........................       15          --
Emerging Markets Core Equity
 Portfolio.........................        5          --
International Core Equity
 Portfolio.........................        7          --
                                      ------         ---
TOTAL..............................   $  391         $20
                                      ======         ===

DIMENSIONAL 2020 TARGET DATE
 RETIREMENT INCOME FUND
DFA Inflation-Protected Securities
 Portfolio.........................   $  486          --
DFA LTIP Portfolio.................      339          --
U.S. Large Company Portfolio.......       74         $23
U.S. Core Equity 1 Portfolio.......       63          47
Large Cap International
 Portfolio.........................       49          --
Emerging Markets Core Equity
 Portfolio.........................       16          --
International Core Equity
 Portfolio.........................       24          --
DFA Two-Year Global Fixed
 Income Portfolio..................        9          --
DFA Short-Term Extended Quality
 Portfolio.........................        7           1
                                      ------         ---
TOTAL..............................   $1,067         $71
                                      ======         ===


                                                                    NET REALIZED
                                                                    GAIN/(LOSS)
                                                                    ON SALES OF    CHANGE IN
                                                                     AFFILIATED   UNREALIZED
                                    BALANCE AT PURCHASES  PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF
                                     10/31/17   AT COST  FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18
                                    ---------- --------- ---------- ------------ ------------- ---------- ------------
DIMENSIONAL 2025 TARGET DATE
 RETIREMENT INCOME FUND
DFA LTIP Portfolio.................  $ 35,627   $10,462   $ 3,368      $(121)       $  311      $ 42,911     4,589
DFA Inflation-Protected Securities
 Portfolio.........................    14,739     6,722     1,228        (39)         (238)       19,956     1,722
U.S. Large Company Portfolio.......    13,960     3,336     1,463        (13)          356        16,176       786
U.S. Core Equity 1 Portfolio.......    13,956     3,303     1,470        (18)          396        16,167       714
Large Cap International
 Portfolio.........................     9,122     2,200     1,089         (4)          215        10,444       435
Emerging Markets Core Equity
 Portfolio.........................     4,468     1,057       347         (1)          176         5,353       230
International Core Equity
 Portfolio.........................     4,568       990       474          2           128         5,214       357
DFA Short-Term Extended Quality
 Portfolio.........................     3,942     1,237       710         (9)          (50)        4,410       413
DFA Two-Year Global Fixed
 Income Portfolio..................     3,946     1,205       702         (6)          (33)        4,410       446
                                     --------   -------   -------      -----        ------      --------     -----
TOTAL                                $104,328   $30,512   $10,851      $(209)       $1,261      $125,041     9,692
                                     ========   =======   =======      =====        ======      ========     =====

DIMENSIONAL 2030 TARGET DATE
 RETIREMENT INCOME FUND
DFA LTIP Portfolio.................  $ 28,236   $14,593   $ 1,885      $ (77)       $  276      $ 41,143     4,400
U.S. Large Company Portfolio.......    16,730     6,449     1,151         (2)          362        22,388     1,088
U.S. Core Equity 1 Portfolio.......    16,733     6,461     1,236          4           414        22,376       988
Large Cap International
 Portfolio.........................    10,933     4,230       977        (12)          280        14,454       602
DFA Short-Term Extended Quality
 Portfolio.........................     6,116     2,554       444         (6)          (91)        8,129       760
DFA Two-Year Global Fixed
 Income Portfolio..................     6,116     2,511       437         (4)          (57)        8,129       822
Emerging Markets Core Equity
 Portfolio.........................     5,359     2,078       223         (2)          197         7,409       318
International Core Equity
 Portfolio.........................     5,466     1,934       346         (2)          165         7,217       494
DFA Inflation-Protected Securities
 Portfolio.........................        --       460        --         --             2           462        40
                                     --------   -------   -------      -----        ------      --------     -----
TOTAL..............................  $ 95,689.  $41,270.  $ 6,699..    $(101)...     $1,548...  $131,707.    9,512....
                                     ========   =======   =======      =====        ======      ========     =====

DIMENSIONAL 2035 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company Portfolio.......  $ 15,424   $ 5,060   $   602      $   6        $  339      $ 20,227       983
U.S. Core Equity 1 Portfolio.......    15,420     4,980       596         (8)          400        20,196       892
Large Cap International
 Portfolio.........................    10,094     3,274       570         16           237        13,051       543
DFA LTIP Portfolio.................     7,633     5,107       700        (26)           76        12,090     1,293
DFA Short-Term Extended Quality
 Portfolio.........................     6,492     2,825       755        (11)          (93)        8,458       791
DFA Two-Year Global Fixed
 Income Portfolio..................     6,498     2,782       756         (8)          (58)        8,458       855
Emerging Markets Core Equity
 Portfolio.........................     4,951     1,692       148          3           187         6,685       287
International Core Equity
 Portfolio.........................     5,054     1,579       274         18           137         6,514       446
                                     --------   -------   -------      -----        ------      --------     -----
TOTAL..............................  $ 71,566.  $27,299.  $ 4,401..    $ (10)...     $1,225...  $ 95,679.    6,090....
                                     ========   =======   =======      =====        ======      ========     =====

                                                CAPITAL GAIN
                                     DIVIDEND   DISTRIBUTIONS
                                    INCOME FROM     FROM
                                    AFFILIATED   AFFILIATED
                                    INVESTMENT   INVESTMENT
                                     COMPANIES    COMPANIES
                                    ----------- -------------
DIMENSIONAL 2025 TARGET DATE
 RETIREMENT INCOME FUND
DFA LTIP Portfolio.................   $  507          --
DFA Inflation-Protected Securities
 Portfolio.........................      202          --
U.S. Large Company Portfolio.......      126        $ 38
U.S. Core Equity 1 Portfolio.......      105          79
Large Cap International
 Portfolio.........................       83          --
Emerging Markets Core Equity
 Portfolio.........................       28          --
International Core Equity
 Portfolio.........................       40          --
DFA Short-Term Extended Quality
 Portfolio.........................       27           3
DFA Two-Year Global Fixed
 Income Portfolio..................       37          --
                                      ------        ----
TOTAL                                 $1,155        $120
                                      ======        ====

DIMENSIONAL 2030 TARGET DATE
 RETIREMENT INCOME FUND
DFA LTIP Portfolio.................   $  411          --
U.S. Large Company Portfolio.......      158        $ 46
U.S. Core Equity 1 Portfolio.......      133          96
Large Cap International
 Portfolio.........................      103          --
DFA Short-Term Extended Quality
 Portfolio.........................       46           5
DFA Two-Year Global Fixed
 Income Portfolio..................       58          --
Emerging Markets Core Equity
 Portfolio.........................       33          --
International Core Equity
 Portfolio.........................       48          --
DFA Inflation-Protected Securities
 Portfolio.........................       --          --
                                      ------        ----
TOTAL..............................   $  990...     $147.....
                                      ======        ====

DIMENSIONAL 2035 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company Portfolio.......   $  147        $ 44
U.S. Core Equity 1 Portfolio.......      123          91
Large Cap International
 Portfolio.........................       97          --
DFA LTIP Portfolio.................      116          --
DFA Short-Term Extended Quality
 Portfolio.........................       49           5
DFA Two-Year Global Fixed
 Income Portfolio..................       63          --
Emerging Markets Core Equity
 Portfolio.........................       32          --
International Core Equity
 Portfolio.........................       46          --
                                      ------        ----
TOTAL..............................   $  673...     $140.....
                                      ======        ====


                                                                 NET REALIZED
                                                                 GAIN/(LOSS)                                         DIVIDEND
                                                                 ON SALES OF    CHANGE IN                           INCOME FROM
                                                                  AFFILIATED   UNREALIZED                           AFFILIATED
                                 BALANCE AT PURCHASES  PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                                  10/31/17   AT COST  FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
                                 ---------- --------- ---------- ------------ ------------- ---------- ------------ -----------
DIMENSIONAL 2040 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company Portfolio....  $14,756    $ 4,306    $  776       $ (2)       $  307      $18,591        904        $135
U.S. Core Equity 1 Portfolio....   14,742      4,340       872         (6)          349       18,553        819         113
Large Cap International
 Portfolio......................    9,642      2,637       507         (3)          223       11,992        499          88
DFA Short-Term Extended Quality
 Portfolio......................    4,368      2,171       315         (4)          (67)       6,153        576          33
DFA Two-Year Global Fixed
 Income Portfolio...............    4,368      2,146       317         (2)          (41)       6,154        622          42
Emerging Markets Core Equity
 Portfolio......................    4,728      1,483       235         (1)          171        6,146        264          29
International Core Equity
 Portfolio......................    4,830      1,241       219          1           134        5,987        410          42
                                  -------    -------    ------       ----        ------      -------      -----        ----
TOTAL...........................  $57,434    $18,324    $3,241       $(17)       $1,076      $73,576      4,094        $482
                                  =======    =======    ======       ====        ======      =======      =====        ====

DIMENSIONAL 2045 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company Portfolio....  $11,176    $ 3,292    $  660       $(14)       $  225      $14,019        682        $105
U.S. Core Equity 1 Portfolio....   11,161      3,399       792        (19)          262       14,011        619          89
Large Cap International
 Portfolio......................    7,289      2,075       473         (8)          167        9,050        377          70
Emerging Markets Core Equity
 Portfolio......................    3,575      1,118       189         (2)          132        4,634        199          22
International Core Equity
 Portfolio......................    3,645        971       198         (2)          100        4,516        309          33
DFA Two-Year Global Fixed
 Income Portfolio...............      964        452       170         (1)           (8)       1,237        125           9
DFA Short-Term Extended Quality
 Portfolio......................      964        454       167         (2)          (13)       1,236        116           7
                                  -------    -------    ------       ----        ------      -------      -----        ----
TOTAL...........................  $38,774    $11,761    $2,649       $(48)       $  865      $48,703      2,427        $335
                                  =======    =======    ======       ====        ======      =======      =====        ====

DIMENSIONAL 2050 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company Portfolio....  $ 9,863    $ 2,519    $  464       $ (8)       $  222      $12,132        590        $ 93
U.S. Core Equity 1 Portfolio....    9,855      2,541       512        (11)          252       12,125        536          78
Large Cap International
 Portfolio......................    6,436      1,775       521         (8)          152        7,834        326          61
Emerging Markets Core Equity
 Portfolio......................    3,154        892       148         (2)          121        4,017        172          20
International Core Equity
 Portfolio......................    3,220        824       220         (3)           91        3,912        268          29
DFA Short-Term Extended Quality
 Portfolio......................      856        374       161         (2)          (11)       1,056         99           6
DFA Two-Year Global Fixed
 Income Portfolio...............      856        373       164         (2)           (7)       1,056        107           8
                                  -------    -------    ------       ----        ------      -------      -----        ----
TOTAL...........................  $34,240    $ 9,298    $2,190       $(36)       $  820      $42,132      2,098        $295
                                  =======    =======    ======       ====        ======      =======      =====        ====

                                 CAPITAL GAIN
                                 DISTRIBUTIONS
                                     FROM
                                  AFFILIATED
                                  INVESTMENT
                                   COMPANIES
                                 -------------
DIMENSIONAL 2040 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company Portfolio....     $ 40
U.S. Core Equity 1 Portfolio....       83
Large Cap International
 Portfolio......................       --
DFA Short-Term Extended Quality
 Portfolio......................        3
DFA Two-Year Global Fixed
 Income Portfolio...............       --
Emerging Markets Core Equity
 Portfolio......................       --
International Core Equity
 Portfolio......................       --
                                     ----
TOTAL...........................     $126
                                     ====

DIMENSIONAL 2045 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company Portfolio....     $ 31
U.S. Core Equity 1 Portfolio....       65
Large Cap International
 Portfolio......................       --
Emerging Markets Core Equity
 Portfolio......................       --
International Core Equity
 Portfolio......................       --
DFA Two-Year Global Fixed
 Income Portfolio...............       --
DFA Short-Term Extended Quality
 Portfolio......................        1
                                     ----
TOTAL...........................     $ 97
                                     ====

DIMENSIONAL 2050 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company Portfolio....     $ 28
U.S. Core Equity 1 Portfolio....       56
Large Cap International
 Portfolio......................       --
Emerging Markets Core Equity
 Portfolio......................       --
International Core Equity
 Portfolio......................       --
DFA Short-Term Extended Quality
 Portfolio......................        1
DFA Two-Year Global Fixed
 Income Portfolio...............       --
                                     ----
TOTAL...........................     $ 85
                                     ====


                                                              NET REALIZED
                                                              GAIN/(LOSS)                                         DIVIDEND
                                                              ON SALES OF    CHANGE IN                           INCOME FROM
                                                               AFFILIATED   UNREALIZED                           AFFILIATED
                              BALANCE AT PURCHASES  PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                               10/31/17   AT COST  FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
                              ---------- --------- ---------- ------------ ------------- ---------- ------------ -----------
DIMENSIONAL 2055 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company
 Portfolio...................  $ 3,161    $1,297      $197        $ 1          $ 59       $ 4,321       210          $31
U.S. Core Equity 1 Portfolio.    3,161     1,283       208          1            69         4,306       190           26
Large Cap International
 Portfolio...................    2,070       851       173         (1)           46         2,793       116           20
Emerging Markets Core Equity
 Portfolio...................    1,014       453        78         (1)           36         1,424        61            6
International Core Equity
 Portfolio of................    1,036       398        74         --            28         1,388        95            9
DFA Two-Year Global Fixed
 Income Portfolio............      276       141        35         --            (2)          380        38            3
DFA Short-Term Extended
 Quality Portfolio...........      273       145        35         --            (4)          379        35            2
                               -------    ------      ----        ---          ----       -------       ---          ---
TOTAL........................  $10,991    $4,568      $800         --          $232       $14,991       745          $97
                               =======    ======      ====        ===          ====       =======       ===          ===

DIMENSIONAL 2060 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company
 Portfolio...................  $ 2,116    $1,131      $105         --          $ 46       $ 3,188       155          $22
U.S. Core Equity 1 Portfolio.    2,120     1,121       121         --            54         3,174       140           19
Large Cap International
 Portfolio...................    1,388       739       108        $(3)           40         2,056        86           15
Emerging Markets Core Equity
 Portfolio...................      681       391        47         (1)           28         1,052        45            5
International Core Equity
 Portfolio...................      694       359        49         (1)           24         1,027        70            7
DFA Two-Year Global Fixed
 Income Portfolio............      184       110        14         --            (2)          278        28            2
DFA Short-Term Extended
 Quality Portfolio...........      183       110        12         --            (3)          278        26            2
                               -------    ------      ----        ---          ----       -------       ---          ---
TOTAL........................  $ 7,366    $3,961      $456        $(5)         $187       $11,053       550          $72
                               =======    ======      ====        ===          ====       =======       ===          ===

                              CAPITAL GAIN
                              DISTRIBUTIONS
                                  FROM
                               AFFILIATED
                               INVESTMENT
                                COMPANIES
                              -------------
DIMENSIONAL 2055 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company
 Portfolio...................      $ 9
U.S. Core Equity 1 Portfolio.       19
Large Cap International
 Portfolio...................       --
Emerging Markets Core Equity
 Portfolio...................       --
International Core Equity
 Portfolio of................       --
DFA Two-Year Global Fixed
 Income Portfolio............       --
DFA Short-Term Extended
 Quality Portfolio...........       --
                                   ---
TOTAL........................      $28
                                   ===

DIMENSIONAL 2060 TARGET DATE
 RETIREMENT INCOME FUND
U.S. Large Company
 Portfolio...................      $ 7
U.S. Core Equity 1 Portfolio.       14
Large Cap International
 Portfolio...................       --
Emerging Markets Core Equity
 Portfolio...................       --
International Core Equity
 Portfolio...................       --
DFA Two-Year Global Fixed
 Income Portfolio............       --
DFA Short-Term Extended
 Quality Portfolio...........       --
                                   ---
TOTAL........................      $21
                                   ===

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                        INCREASE       INCREASE
                                                                       (DECREASE)     (DECREASE)
                                                        INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                       (DECREASE)    NET INVESTMENT  NET REALIZED
                                                     PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                     --------------- -------------- --------------
Dimensional 2015 Target Date Retirement Income Fund.       $18            $(12)          $ (6)
Dimensional 2020 Target Date Retirement Income Fund.        13               1            (14)
Dimensional 2025 Target Date Retirement Income Fund.        19              (2)           (17)
Dimensional 2030 Target Date Retirement Income Fund.        21              (8)           (13)
Dimensional 2035 Target Date Retirement Income Fund.        28             (25)            (3)
Dimensional 2040 Target Date Retirement Income Fund.        14             (12)            (2)
Dimensional 2045 Target Date Retirement Income Fund.        --              --             --
Dimensional 2050 Target Date Retirement Income Fund.        --               1             (1)
Dimensional 2055 Target Date Retirement Income Fund.        --               1             (1)
Dimensional 2060 Target Date Retirement Income Fund.        --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                     CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                                     -------------- ------------- ---------- ------
Dimensional 2015 Target Date Retirement Income Fund
2016................................................     $  237           --          --     $  237
2017................................................        624           --          --        624
Dimensional 2020 Target Date Retirement Income Fund
2016................................................        541           --          --        541
2017................................................      1,460           --          --      1,460
Dimensional 2025 Target Date Retirement Income Fund
2016................................................        647           --          --        647
2017................................................      1,652          $ 1          --      1,653
Dimensional 2030 Target Date Retirement Income Fund
2016................................................        492           --          --        492
2017................................................      1,443            2          --      1,445
Dimensional 2035 Target Date Retirement Income Fund
2016................................................        300           --          --        300
2017................................................        929            4          --        933
Dimensional 2040 Target Date Retirement Income Fund
2016................................................        320           --          --        320
2017................................................        747            3          --        750
Dimensional 2045 Target Date Retirement Income Fund
2016................................................        140           --          --        140
2017................................................        505           --          --        505
Dimensional 2050 Target Date Retirement Income Fund
2016................................................        152           --          --        152
2017................................................        449            3          --        452
Dimensional 2055 Target Date Retirement Income Fund
2016................................................         25           --          --         25
2017................................................        129            3          --        132
Dimensional 2060 Target Date Retirement Income Fund
2016................................................         15           --          --         15
2017................................................         58           --          --         58

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM
                                                     CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                     -------------- ------------- -----
Dimensional 2015 Target Date Retirement Income Fund.      $(16)          $(2)     $(18)
Dimensional 2020 Target Date Retirement Income Fund.       (12)           (1)      (13)
Dimensional 2025 Target Date Retirement Income Fund.       (18)           (1)      (19)
Dimensional 2030 Target Date Retirement Income Fund.       (20)           (1)      (21)
Dimensional 2035 Target Date Retirement Income Fund.       (26)           (2)      (28)
Dimensional 2040 Target Date Retirement Income Fund.       (13)           (1)      (14)
Dimensional 2045 Target Date Retirement Income Fund.        --            --        --
Dimensional 2050 Target Date Retirement Income Fund.        --            --        --
Dimensional 2055 Target Date Retirement Income Fund.        --            --        --
Dimensional 2060 Target Date Retirement Income Fund.        --            --        --

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                              UNDISTRIBUTED                                               TOTAL NET
                              NET INVESTMENT                                            DISTRIBUTABLE
                                INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                              CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                              -------------- ------------- ------------- -------------- -------------
Dimensional 2015 Target Date
  Retirement Income Fund.....      $ 48          $ 79           --          $ 2,212        $ 2,339
Dimensional 2020 Target Date
  Retirement Income Fund.....        89           158           --            6,272          6,519
Dimensional 2025 Target Date
  Retirement Income Fund.....       134           114           --            9,972         10,220
Dimensional 2030 Target Date
  Retirement Income Fund.....       151           108           --           10,358         10,617
Dimensional 2035 Target Date
  Retirement Income Fund.....       119            74           --            8,645          8,838
Dimensional 2040 Target Date
  Retirement Income Fund.....       103            81           --            8,585          8,769
Dimensional 2045 Target Date
  Retirement Income Fund.....        87            53           --            5,795          5,935
Dimensional 2050 Target Date
  Retirement Income Fund.....        76            48           --            5,175          5,299
Dimensional 2055 Target Date
  Retirement Income Fund.....        30            10           --            1,345          1,385
Dimensional 2060 Target Date
  Retirement Income Fund.....        29             6           --              721            756

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2017, the following Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

            Dimensional 2060 Target Date Retirement Income Fund. $3

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        NET UNREALIZED
                                                     FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                     TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                     -------- ------------ ------------ --------------
Dimensional 2015 Target Date Retirement Income Fund. $ 44,111   $ 2,144       $ (38)       $ 2,106
Dimensional 2020 Target Date Retirement Income Fund.   98,627     6,931        (560)         6,371
Dimensional 2025 Target Date Retirement Income Fund.  115,077    11,504        (271)        11,233
Dimensional 2030 Target Date Retirement Income Fund.  120,226    12,023        (118)        11,905
Dimensional 2035 Target Date Retirement Income Fund.   85,962     9,981        (110)         9,871
Dimensional 2040 Target Date Retirement Income Fund.   64,060     9,745         (83)         9,662
Dimensional 2045 Target Date Retirement Income Fund.   42,167     6,676         (16)         6,660
Dimensional 2050 Target Date Retirement Income Fund.   36,136     6,009         (13)         5,996
Dimensional 2055 Target Date Retirement Income Fund.   13,424     1,581          (5)         1,576
Dimensional 2060 Target Date Retirement Income Fund.   10,145       912          (4)           908

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
Dimensional 2015 Target Date Retirement
  Income Fund...........................     2.00%         $252          14         --        $  363
Dimensional 2020 Target Date Retirement
  Income Fund...........................     2.16%          434          15         --           930
Dimensional 2025 Target Date Retirement
  Income Fund...........................     2.18%          407          29        $ 1         1,081
Dimensional 2030 Target Date Retirement
  Income Fund...........................     2.14%          460          18         --         1,045
Dimensional 2035 Target Date Retirement
  Income Fund...........................     2.19%          369          14         --           777
Dimensional 2040 Target Date Retirement
  Income Fund...........................     2.12%          258           9         --           561
Dimensional 2045 Target Date Retirement
  Income Fund...........................     2.27%          264          11         --           458
Dimensional 2050 Target Date Retirement
  Income Fund...........................     2.26%          162          13         --           302
Dimensional 2055 Target Date Retirement
  Income Fund...........................     1.91%           73           8         --           121

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   At April 30, 2018, the Dimensional 2050 Target Date Retirement Income Fund had loans outstanding in the amount of $143 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

J. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                    PERCENTAGE
                                                      NUMBER OF   OF OUTSTANDING
                                                     SHAREHOLDERS     SHARES
                                                     ------------ --------------
Dimensional 2015 Target Date Retirement Income Fund.      7             87%
Dimensional 2020 Target Date Retirement Income Fund.      7             83%
Dimensional 2025 Target Date Retirement Income Fund.      7             83%
Dimensional 2030 Target Date Retirement Income Fund.      7             83%
Dimensional 2035 Target Date Retirement Income Fund.      7             82%
Dimensional 2040 Target Date Retirement Income Fund.      6             78%
Dimensional 2045 Target Date Retirement Income Fund.      7             84%
Dimensional 2050 Target Date Retirement Income Fund.      7             89%
Dimensional 2055 Target Date Retirement Income Fund.      4             71%
Dimensional 2060 Target Date Retirement Income Fund.      5             80%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filled actions against all shareholders of The Tribune Company who tendered shared when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, or results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                  ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                               ------------------------------------------------------
                               NET INCOME FOR THE
                                   CURRENT OR             ACCUMULATED
                                PRECEDING FISCAL       UNDISTRIBUTED NET
                                   YEAR, AND            PROFITS FROM THE     PAID-IN
                                  ACCUMULATED          SALE OF SECURITIES  SURPLUS OR
                               UNDISTRIBUTED NET            OR OTHER      OTHER CAPITAL
   PORTFOLIO NAME                    INCOME                PROPERTIES        SOURCE
         --------------        ------------------      ------------------ -------------
   Dimensional 2015 Target Date Retirement Income Fund
      December 15, 2017.......        100%                     0%               0%*
   Dimensional 2020 Target Date Retirement Income Fund
      December 15, 2017.......        100%                     0%               0%*
   Dimensional 2025 Target Date Retirement Income Fund
      December 15, 2017.......        100%                     0%               0%*
   Dimensional 2030 Target Date Retirement Income Fund
      December 15, 2017.......        100%                     0%               0%*
   Dimensional 2035 Target Date Retirement Income Fund
      December 15, 2017.......         99%                     0%               1%
   Dimensional 2040 Target Date Retirement Income Fund
      December 15, 2017.......         99%                     0%               1%
   Dimensional 2045 Target Date Retirement Income Fund
      December 15, 2017.......         99%                     0%               1%
   Dimensional 2050 Target Date Retirement Income Fund
      December 15, 2017.......         99%                     0%               1%
   Dimensional 2055 Target Date Retirement Income Fund
      December 15, 2017.......         99%                     0%               1%
   Dimensional 2060 Target Date Retirement Income Fund
      December 15, 2017.......         99%                     0%               1%

*Amountis less than 1%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio (collectively, the "Funds").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-053S
 [LOGO]                                                              00211510

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
      LETTER TO SHAREHOLDERS
      DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.....................    1
         Disclosure of Fund Expenses.................................    2
         Disclosure of Portfolio Holdings............................    3
         Schedules of Investments
             Dimensional 2005 Target Date Retirement Income Fund.....    4
             Dimensional 2010 Target Date Retirement Income Fund.....    5
         Statements of Assets and Liabilities........................    6
         Statements of Operations....................................    7
         Statements of Changes in Net Assets.........................    8
         Financial Highlights........................................    9
         Notes to Financial Statements...............................   10
         Section 19(a) Notice........................................   17
      VOTING PROXIES ON FUND PORTFOLIO SECURITIES....................   18
      BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS.............   19

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Underlying Funds.
(D)  Non-Annualized
(E)  Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                               SIX MONTHS ENDED APRIL 30, 2018
EXPENSE TABLES
                                                       BEGINNING  ENDING              EXPENSES
                                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                         VALUE    VALUE     EXPENSE    DURING
                                                       11/01/17  04/30/18    RATIO*   PERIOD*
                                                       --------- --------- ---------- --------
DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,006.30    0.19%    $0.95
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.85    0.19%    $0.95

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,007.20    0.19%    $0.95
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.85    0.19%    $0.95

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
Dimensional 2005 Target Date Retirement Income Fund.........              100.0%
Dimensional 2010 Target Date Retirement Income Fund.........              100.0%

              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                               SHARES    VALUE+
                                                               ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 270,294 $3,132,704
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc......................... 114,651  1,174,027
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................  15,861    359,087
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................  17,455    359,044
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................   9,614    231,030
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   5,049    117,644
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   7,942    116,039
                                                                       ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $5,261,974)........................................         $5,489,575
                                                                       ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -------------------------------------
                                        LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                       ----------    ------- ------- ----------
   Affiliated Investment Companies.... $5,489,575      --      --    $5,489,575
                                       ----------      --      --    ----------
   TOTAL.............................. $5,489,575      --      --    $5,489,575
                                       ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 979,399 $11,351,235
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................  57,560   1,184,010
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  52,172   1,181,163
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................  31,759     763,176
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................  47,394     443,130
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  16,811     391,690
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  26,003     379,902
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $14,877,919)..............................................         $15,694,306
                                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $5,676)......................................................   5,676       5,676
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $14,883,595)..............................................         $15,699,982
                                                                              ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $15,694,306    --      --    $15,694,306
  Temporary Cash Investments.........       5,676    --      --          5,676
                                      -----------    --      --    -----------
  TOTAL.............................. $15,699,982    --      --    $15,699,982
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                         DIMENSIONAL   DIMENSIONAL
                                                                                         2005 TARGET   2010 TARGET
                                                                                            DATE          DATE
                                                                                         RETIREMENT    RETIREMENT
                                                                                         INCOME FUND   INCOME FUND
                                                                                        ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................ $      5,490  $     15,694
Temporary Cash Investments at Value & Cost.............................................           --             6
Receivables:
  Fund Shares Sold.....................................................................           --             2
  From Advisor.........................................................................            2             2
Prepaid Expenses and Other Assets......................................................            9             9
                                                                                        ------------  ------------
     Total Assets......................................................................        5,501        15,713
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Due to Custodian.....................................................................            6            --
  Affiliated Investment Companies Purchased............................................           --             4
  Fund Shares Redeemed.................................................................           --             6
Accrued Expenses and Other Liabilities.................................................            2             5
                                                                                        ------------  ------------
     Total Liabilities.................................................................            8            15
                                                                                        ------------  ------------
NET ASSETS............................................................................. $      5,493  $     15,698
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $5,493 and $15,698 and shares
 outstanding of 521,529 and 1,470,203, respectively.................................... $      10.53  $      10.68
                                                                                        ============  ============
NUMBER OF SHARES AUTHORIZED............................................................  800,000,000   800,000,000
                                                                                        ============  ============
Investments in Affiliated Investment Companies at Cost................................. $      5,262  $     14,878
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $      5,277  $     14,852
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).            2            (1)
Accumulated Net Realized Gain (Loss)...................................................          (14)           31
Net Unrealized Appreciation (Depreciation).............................................          228           816
                                                                                        ------------  ------------
NET ASSETS............................................................................. $      5,493  $     15,698
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                     DIMENSIONAL DIMENSIONAL
                                                                                     2005 TARGET 2010 TARGET
                                                                                        DATE        DATE
                                                                                     RETIREMENT  RETIREMENT
                                                                                     INCOME FUND INCOME FUND
                                                                                     ----------- -----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment Companies................    $ 53        $ 171
                                                                                        ----        -----
     Total Investment Income........................................................      53          171
                                                                                        ----        -----
EXPENSES
  Investment Management Fees........................................................       1            2
  Accounting & Transfer Agent Fees..................................................       2            2
  Filing Fees.......................................................................       8            9
  Shareholders' Reports.............................................................       1            3
  Other.............................................................................      --            1
                                                                                        ----        -----
     Total Expenses.................................................................      12           17
                                                                                        ----        -----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C).................................................................     (10)         (13)
                                                                                        ----        -----
  Net Expenses......................................................................       2            4
                                                                                        ----        -----
  NET INVESTMENT INCOME (LOSS)......................................................      51          167
                                                                                        ----        -----
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Companies..........       3            9
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold.....................................     (12)          39
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..........................................     (12)        (108)
                                                                                        ----        -----
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................     (21)         (60)
                                                                                        ----        -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................    $ 30        $ 107
                                                                                        ====        =====

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         DIMENSIONAL 2005 TARGET DIMENSIONAL 2010 TARGET
                                                                         DATE RETIREMENT INCOME  DATE RETIREMENT INCOME
                                                                                 FUND                    FUND
                                                                         ----------------------  ----------------------
                                                                         SIX MONTHS      YEAR    SIX MONTHS      YEAR
                                                                            ENDED       ENDED       ENDED       ENDED
                                                                          APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,
                                                                            2018         2017       2018         2017
                                                                         -----------   --------  -----------   --------
                                                                         (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........................................   $   51       $   62     $   167     $   225
  Capital Gain Distributions Received from Affiliated Investment
   Companies............................................................        3            7           9          24
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold.........................      (12)           3          39           1
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares Sold.........................      (12)         102        (108)        379
                                                                           ------       ------     -------     -------
     Net Increase (Decrease) in Net Assets Resulting from Operations....       30          174         107         629
                                                                           ------       ------     -------     -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........................................      (52)         (61)       (176)       (222)
  Net Short-Term Gains:
    Institutional Class Shares..........................................       (3)         (11)        (10)        (14)
  Net Long-Term Gains:
    Institutional Class Shares..........................................      (12)          --         (26)         (1)
                                                                           ------       ------     -------     -------
     Total Distributions................................................      (67)         (72)       (212)       (237)
                                                                           ------       ------     -------     -------
Capital Share Transactions (1):
  Shares Issued.........................................................    1,920        1,777       1,810       6,806
  Shares Issued in Lieu of Cash Distributions...........................       67           73         212         237
  Shares Redeemed.......................................................     (810)        (497)     (1,001)     (1,635)
                                                                           ------       ------     -------     -------
     Net Increase (Decrease) from Capital Share Transactions............    1,177        1,353       1,021       5,408
                                                                           ------       ------     -------     -------
     Total Increase (Decrease) in Net Assets............................    1,140        1,455         916       5,800
NET ASSETS
  Beginning of Period...................................................    4,353        2,898      14,782       8,982
                                                                           ------       ------     -------     -------
  End of Period.........................................................   $5,493       $4,353     $15,698     $14,782
                                                                           ======       ======     =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................................      183          169         169         646
  Shares Issued in Lieu of Cash Distributions...........................        6            7          20          23
  Shares Redeemed.......................................................      (77)         (47)        (93)       (156)
                                                                           ------       ------     -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed............      112          129          96         513
                                                                           ======       ======     =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).....................................................   $    2       $    3     $    (1)    $     8

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
                                ------------------------------------------
                                                                   PERIOD
                                                                  NOV. 2,
                                SIX MONTHS          YEAR          2015(A)
                                   ENDED           ENDED             TO
                                 APRIL 30,        OCT. 31,        OCT. 31,
                                   2018             2017            2016
------------------------------------------------------------------------------------
                                (UNAUDITED)
                                  -----------
Net Asset Value, Beginning of
 Period........................   $10.61           $10.32        $10.00
                                  ------           ------        ------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................     0.11             0.19          0.15
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................    (0.05)            0.33          0.29
                                  ------           ------        ------
   Total from Investment
    Operations.................     0.06             0.52          0.44
------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.11)           (0.19)        (0.12)
 Net Realized Gains............    (0.03)           (0.04)           --
                                  ------           ------        ------
   Total Distributions.........    (0.14)           (0.23)        (0.12)
------------------------------------------------------------------------------------
Net Asset Value, End of Period.   $10.53           $10.61        $10.32
==============================  ================  ============= =============
Total Return...................     0.63%(D)         5.13%         4.38%(D)
------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................   $5,493           $4,353        $2,898
Ratio of Expenses to Average
 Net Assets (C)................     0.19%(E)         0.19%         0.21%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (C).....     0.60%(E)         0.87%         2.04%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..     2.01%(E)         1.79%         1.45%(B)(E)
------------------------------------------------------------------------------------

                                 DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
                                ------------------------------------------
                                                                    PERIOD
                                                                   NOV. 2,
                                SIX MONTHS           YEAR          2015(A)
                                   ENDED            ENDED             TO
                                 APRIL 30,         OCT. 31,        OCT. 31,
                                   2018              2017            2016
------------------------------------------------------------------------------------
                                (UNAUDITED)
                                  -----------
Net Asset Value, Beginning of
 Period........................   $ 10.76          $ 10.44        $10.00
                                  -------          -------        ------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.12             0.20          0.15
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.04)            0.35          0.42
                                  -------          -------        ------
   Total from Investment
    Operations.................      0.08             0.55          0.57
------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.13)           (0.21)        (0.13)
 Net Realized Gains............     (0.03)           (0.02)           --
                                  -------          -------        ------
   Total Distributions.........     (0.16)           (0.23)        (0.13)
------------------------------------------------------------------------------------
Net Asset Value, End of Period.   $ 10.68          $ 10.76        $10.44
==============================  ================   ============= =============
Total Return...................      0.72%(D)         5.31%         5.70%(D)
------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................   $15,698          $14,782        $8,982
Ratio of Expenses to Average
 Net Assets (C)................      0.19%(E)         0.20%         0.21%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (C).....      0.36%(E)         0.45%         0.89%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..      2.22%(E)         1.93%         1.49%(B)(E)
------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, two of which, the Dimensional 2005 Target Date Retirement Income Fund and Dimensional 2010 Target Date Retirement Income Fund (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolios achieve their investment objectives by primarily investing in other series of IDG and Dimensional Investment Group Inc. ("DIG")
(collectively, the "Underlying Funds"). At April 30, 2018, the following Portfolios were the owner of record of the following approximate percentages of total outstanding shares of the following Underlying Funds as detailed below:

                                                                                              PERCENTAGE
                                                UNDERLYING                                     OWNERSHIP
FUND OF FUNDS                                   FUNDS                                         AT 04/30/18
-------------                                   ----------                                    -----------
Dimensional 2005 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                      --
                                                U.S. Core Equity 1 Portfolio                      --
                                                Large Cap International Portfolio                 --
                                                International Core Equity Portfolio               --
                                                DFA Inflation-Protected Securities Portfolio      --
                                                DFA One-Year Fixed Income Portfolio               --
                                                Emerging Markets Core Equity Portfolio            --
Dimensional 2010 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio                      --
                                                U.S. Core Equity 1 Portfolio                      --
                                                Large Cap International Portfolio                 --
                                                International Core Equity Portfolio               --
                                                DFA Inflation-Protected Securities Portfolio      --
                                                DFA LTIP Portfolio                                --
                                                Emerging Markets Core Equity Portfolio            --

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Underlying Fund shares held by the Portfolios are valued at their respective daily net asset values as reported by their administrator, as the Underlying Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A Summary of the inputs used to value each Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio.

   For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Dimensional 2005 Target Date Retirement Income Fund. 0.03%
           Dimensional 2010 Target Date Retirement Income Fund. 0.03%

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for each Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount listed below. Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                            PREVIOUSLY         NET WAIVED
                                                             RECOVERY      WAIVED FEES/      FEES/EXPENSES
                                                           OF PREVIOUSLY     EXPENSES      ASSUMED (RECOVERED
                                                           WAIVED FEES/       ASSUMED      PREVIOUSLY WAIVED
                                              EXPENSE        EXPENSES    SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES               LIMITATION AMOUNT    ASSUMED        RECOVERY           ASSUMED)
--------------------------               ----------------- ------------- ----------------- ------------------
Dimensional 2005 Target Date Retirement
  Income Fund...........................       0.06%            --              $74               $10
Dimensional 2010 Target Date Retirement
  Income Fund...........................       0.06%            --               89                13

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

            Dimensional 2005 Target Date Retirement Income Fund. --
            Dimensional 2010 Target Date Retirement Income Fund. --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios' transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                    NET REALIZED
                                                                    GAIN/(LOSS)
                                                                    ON SALES OF    CHANGE IN
                                                                     AFFILIATED   UNREALIZED
                                    BALANCE AT PURCHASES  PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF
                                     10/31/17   AT COST  FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18
                                    ---------- --------- ---------- ------------ ------------- ---------- ------------
DIMENSIONAL 2005 TARGET DATE
 RETIREMENT INCOME FUND
DFA Inflation-Protected Securities
 Portfolio.........................  $ 2,555    $1,071      $444        $(14)        $ (35)     $ 3,133        270
DFA One-Year Fixed Income
 Portfolio.........................      828       467       115          (1)           (5)       1,174        115
U.S. Core Equity 1 Portfolio.......      293       123        67           1             9          359         16
U.S. Large Company Portfolio.......      293       124        67           2             7          359         17
Large Cap International
 Portfolio.........................      191        76        41          --             5          231         10
Emerging Markets Core Equity
 Portfolio.........................       93        38        17          --             4          118          5
International Core Equity
 Portfolio.........................       96        33        16          --             3          116          8
                                     -------    ------      ----        ----         -----      -------      -----
TOTAL..............................  $ 4,349    $1,932      $767        $(12)        $ (12)     $ 5,490        441
                                     =======    ======      ====        ====         =====      =======      =====

DIMENSIONAL 2010 TARGET DATE
 RETIREMENT INCOME FUND
DFA Inflation-Protected Securities
 Portfolio.........................  $10,503    $1,317      $293        $ (7)        $(169)     $11,351        979
U.S. Large Company Portfolio.......    1,141       136       122          14            15        1,184         58
U.S. Core Equity 1 Portfolio.......    1,142       135       128          16            16        1,181         52
Large Cap International
 Portfolio.........................      747        91        91           3            13          763         32
DFA LTIP Portfolio.................      503        58       123           9            (4)         443         47
Emerging Markets Core Equity
 Portfolio.........................      363        45        30           1            13          392         17
International Core Equity
 Portfolio.........................      375        40        46           3             8          380         26
                                     -------    ------      ----        ----         -----      -------      -----
TOTAL..............................  $14,774    $1,822      $833        $ 39         $(108)     $15,694      1,211
                                     =======    ======      ====        ====         =====      =======      =====

                                                CAPITAL GAIN
                                     DIVIDEND   DISTRIBUTIONS
                                    INCOME FROM     FROM
                                    AFFILIATED   AFFILIATED
                                    INVESTMENT   INVESTMENT
                                     COMPANIES    COMPANIES
                                    ----------- -------------
DIMENSIONAL 2005 TARGET DATE
 RETIREMENT INCOME FUND
DFA Inflation-Protected Securities
 Portfolio.........................    $ 37           --
DFA One-Year Fixed Income
 Portfolio.........................       7           --
U.S. Core Equity 1 Portfolio.......       2          $ 2
U.S. Large Company Portfolio.......       3            1
Large Cap International
 Portfolio.........................       2           --
Emerging Markets Core Equity
 Portfolio.........................       1           --
International Core Equity
 Portfolio.........................       1           --
                                       ----          ---
TOTAL..............................    $ 53          $ 3
                                       ====          ===

DIMENSIONAL 2010 TARGET DATE
 RETIREMENT INCOME FUND
DFA Inflation-Protected Securities
 Portfolio.........................    $136           --
U.S. Large Company Portfolio.......      10          $ 3
U.S. Core Equity 1 Portfolio.......       8            6
Large Cap International
 Portfolio.........................       6           --
DFA LTIP Portfolio.................       6           --
Emerging Markets Core Equity
 Portfolio.........................       2           --
International Core Equity
 Portfolio.........................       3           --
                                       ----          ---
TOTAL..............................    $171          $ 9
                                       ====          ===

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                        INCREASE       INCREASE
                                                                       (DECREASE)     (DECREASE)
                                                        INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                       (DECREASE)    NET INVESTMENT  NET REALIZED
                                                     PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                     --------------- -------------- --------------
Dimensional 2005 Target Date Retirement Income Fund.       --              --             --
Dimensional 2010 Target Date Retirement Income Fund.       --             $ 1            $(1)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                     CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                                     -------------- ------------- ---------- -----
Dimensional 2005 Target Date Retirement Income Fund
2016................................................      $ 30            --          --     $ 30
2017................................................        73            --          --       73
Dimensional 2010 Target Date Retirement Income Fund
2016................................................        99            --          --       99
2017................................................       235           $ 1          --      236

   At October 31, 2017, the Portfolios did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares.

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                              UNDISTRIBUTED                                               TOTAL NET
                              NET INVESTMENT                                            DISTRIBUTABLE
                                INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                              CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                              -------------- ------------- ------------- -------------- -------------
Dimensional 2005 Target Date
  Retirement Income Fund.....      $ 6            $12           --            $236          $254
Dimensional 2010 Target Date
  Retirement Income Fund.....       18             26           --             907           951

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                     FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                        COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                                     ----------- ------------ ------------ --------------
Dimensional 2005 Target Date Retirement Income Fund.   $ 5,267       $229         $ (6)         $223
Dimensional 2010 Target Date Retirement Income Fund.    14,901        832          (33)          799

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
Dimensional 2010 Target Date Retirement
  Income Fund...........................     2.10%         $77           7          --         $151

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

J. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                  PERCENTAGE OF
                                                      NUMBER OF    OUTSTANDING
                                                     SHAREHOLDERS    SHARES
                                                     ------------ -------------
Dimensional 2005 Target Date Retirement Income Fund.      7            94%
Dimensional 2010 Target Date Retirement Income Fund.      6            81%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filled actions against all shareholders of The Tribune Company who tendered shared when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, or results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                     ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                     -------------------------------------------
                                                      NET INCOME FOR      ACCUMULATED
                                                      THE CURRENT OR     UNDISTRIBUTED
                                                         PRECEDING        NET PROFITS    PAID-IN
                                                       FISCAL YEAR,      FROM THE SALE   SURPLUS
                                                      AND ACCUMULATED    OF SECURITIES   OR OTHER
                                                     UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                            INCOME          PROPERTIES      SOURCE
--------------                                       -----------------   -------------   --------
Dimensional 2005 Target Date Retirement Income Fund
   December 15, 2017................................        100%               0%           0%*
Dimensional 2010 Target Date Retirement Income Fund
   December 15, 2017................................        100%               0%           0%*

* Amount is less than 1%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio (collectively, the "Funds").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-054S
 [LOGO]                                                              00211509

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of
Investments is Provided                Relationship to Series of the Registrant
------------------------------------   ----------------------------------------
Enhanced U.S. Large Company Portfolio  Series of Registrant
U.S. Large Cap Equity Portfolio        Series of Registrant
U.S. Targeted Value Portfolio          Series of Registrant
U.S. Small Cap Value Portfolio         Series of Registrant
U.S. Core Equity 1 Portfolio           Series of Registrant
U.S. Core Equity 2 Portfolio           Series of Registrant
U.S. Vector Equity Portfolio           Series of Registrant
U.S. Small Cap Portfolio               Series of Registrant
U.S. Micro Cap Portfolio               Series of Registrant
DFA Real Estate Securities Portfolio   Series of Registrant
Large Cap International Portfolio      Series of Registrant
International Core Equity Portfolio    Series of Registrant
DFA International Real Estate          Series of Registrant
  Securities Portfolio
DFA Global Real Estate Securities      Series of Registrant
  Portfolio
DFA International Small Cap Value      Series of Registrant
  Portfolio
International Vector Equity Portfolio  Series of Registrant
World ex U.S. Targeted Value Portfolio Series of Registrant
World ex U.S. Core Equity Portfolio    Series of Registrant
Emerging Markets Core Equity Portfolio Series of Registrant

Name of Entity for which Schedule of
Investments is Provided                Relationship to Series of the Registrant
------------------------------------   ----------------------------------------
U.S. High Relative Profitability       Series of the Registrant
  Portfolio
International High Relative            Series of the Registrant
  Profitability Portfolio
The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                         Portfolio
The Japanese Small Company Series      Master fund for Japanese Small Company
                                         Portfolio
The Asia Pacific Small Company Series  Master fund for Asia Pacific Small
                                         Company Portfolio
The United Kingdom Small Company       Master fund for United Kingdom Small
  Series                                 Company Portfolio
The Continental Small Company Series   Master fund for Continental Small
                                         Company Portfolio
The Emerging Markets Series            Master fund for Emerging Markets
                                         Portfolio
The Emerging Markets Small Cap Series  Master fund for Emerging Markets Small
                                         Cap Portfolio
Dimensional Emerging Markets Value     Master fund for Emerging Markets Value
  Fund                                   Portfolio
U.S. Social Core Equity 2 Portfolio    Series of Registrant
U.S. Sustainability Core 1 Portfolio   Series of Registrant
International Sustainability Core 1    Series of Registrant
  Portfolio
International Social Core Equity       Series of Registrant
  Portfolio
Emerging Markets Social Core Equity    Series of Registrant
  Portfolio
Emerging Markets Sustainability Core   Series of Registrant
  1 Portfolio
Tax-Managed U.S. Equity Portfolio      Series of Registrant
Tax-Managed U.S. Targeted Value        Series of Registrant
  Portfolio
Tax-Managed U.S. Small Cap Portfolio   Series of Registrant
T.A. U.S. Core Equity 2 Portfolio      Series of Registrant
Tax-Managed DFA International Value    Series of Registrant
  Portfolio
T.A. World ex U.S. Core Equity         Series of Registrant
  Portfolio

Name of Entity for which Schedule of
Investments is Provided                Relationship to Series of the Registrant
------------------------------------   ----------------------------------------
The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
  Series                                 Marketwide Value Portfolio
CSTG&E U.S. Social Core Equity 2       Series of Registrant
  Portfolio
CSTG&E International Social Core       Series of Registrant
  Equity Portfolio
VA U.S. Targeted Value Portfolio       Series of Registrant
VA U.S. Large Value Portfolio          Series of Registrant
VA International Value Portfolio       Series of Registrant
VA International Small Portfolio       Series of Registrant
U.S. Large Cap Growth Portfolio        Series of Registrant
U.S. Small Cap Growth Portfolio        Series of Registrant
International Large Cap Growth         Series of Registrant
  Portfolio
International Small Cap Growth         Series of Registrant
  Portfolio

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^
                                                               (000)    VALUE+
                                                              ------- -----------
BONDS -- (78.4%)
AUSTRALIA -- (7.3%)
Australia & New Zealand Banking Group, Ltd.
   2.050%, 09/23/19                                              538  $   531,742
## 2.250%, 12/19/19                                            1,000      991,592
   5.100%, 01/13/20                                              750      775,420
Commonwealth Bank of Australia
   5.000%, 10/15/19                                            3,000    3,083,483
## 2.250%, 03/10/20                                            1,000      984,217
## 2.050%, 09/18/20                                            1,800    1,753,578
   2.400%, 11/02/20                                            2,096    2,061,637
National Australia Bank, Ltd.
   2.125%, 05/22/20                                            5,586    5,479,171
   4.000%, 07/13/20                                       EUR    550      722,359
   2.500%, 01/12/21                                            3,500    3,430,136
Westpac Banking Corp.
   2.150%, 03/06/20                                            2,204    2,169,444
   2.300%, 05/26/20                                            3,500    3,445,387
                                                                      -----------
TOTAL AUSTRALIA                                                        25,428,166
                                                                      -----------
AUSTRIA -- (1.8%)
Oesterreichische Kontrollbank AG
   1.750%, 01/24/20                                            5,000    4,923,132
#  1.875%, 01/20/21                                            1,500    1,462,527
                                                                      -----------
TOTAL AUSTRIA                                                           6,385,659
                                                                      -----------
CANADA -- (15.0%)
Alberta, Province of Canada
   1.900%, 12/06/19                                            3,600    3,553,088
Bank of Montreal
   2.100%, 12/12/19                                              680      671,135
British Columbia, Province of Canada
   3.700%, 12/18/20                                       CAD  3,500    2,831,867
Canada Housing Trust No 1
## 2.000%, 12/15/19                                       CAD  4,000    3,120,028
## 1.200%, 06/15/20                                       CAD  4,000    3,063,328
CPPIB Capital, Inc.
   1.400%, 06/04/20                                       CAD  6,200    4,759,506
Ontario, Province of Canada
   4.400%, 04/14/20                                            5,000    5,152,394
   4.200%, 06/02/20                                       CAD  2,000    1,624,051
   2.550%, 02/12/21                                            1,500    1,482,905
Province of Manitoba Canada
   2.050%, 11/30/20                                            3,000    2,934,775
Quebec, Province of Canada
   4.500%, 12/01/19                                       CAD  2,500    2,024,105
   4.500%, 12/01/20                                       CAD  4,500    3,708,719
Royal Bank of Canada
   2.980%, 05/07/19                                       CAD  2,000    1,570,762
   2.350%, 12/09/19                                       CAD  1,300    1,012,835

                                                               FACE
                                                              AMOUNT^
                                                               (000)    VALUE+
                                                              ------- -----------
CANADA -- (Continued)
     2.150%, 03/06/20                                          1,000  $   984,815
#    2.350%, 10/30/20                                          1,000      981,804
Saskatchewan, Province of Canada
     3.900%, 07/28/20                                     CAD  6,300    5,096,428
Toronto-Dominion Bank (The)
     2.447%, 04/02/19                                     CAD  4,000    3,127,785
     1.900%, 10/24/19                                          2,200    2,169,530
     2.563%, 06/24/20                                     CAD  3,000    2,341,727
                                                                      -----------
TOTAL CANADA                                                           52,211,587
                                                                      -----------
DENMARK -- (0.4%)
Kommunekredit
     1.625%, 06/12/20                                          1,500    1,465,456
                                                                      -----------
FRANCE -- (1.2%)
Total Capital Canada, Ltd.
     1.875%, 07/09/20                                     EUR  1,400    1,761,705
Total Capital SA
     4.450%, 06/24/20                                          2,200    2,268,994
                                                                      -----------
TOTAL FRANCE                                                            4,030,699
                                                                      -----------
GERMANY -- (3.9%)
Daimler Finance North America LLC
## # 2.250%, 03/02/20                                          1,500    1,476,587
Deutsche Bank AG
#    2.850%, 05/10/19                                          1,500    1,496,700
EMD Finance LLC
###  2.400%, 03/19/20                                          2,100    2,070,496
Erste Abwicklungsanstalt
     1.375%, 10/30/19                                            600      588,403
FMS Wertmanagement
     1.750%, 01/24/20                                          3,000    2,954,809
Kreditanstalt fuer Wiederaufbau
     1.500%, 04/20/20                                          2,000    1,954,036
State of North Rhine-Westphalia Germany
     1.625%, 01/22/20                                          1,000      981,101
Volkswagen Group of America Finance LLC
     2.450%, 11/20/19                                          2,000    1,977,235
                                                                      -----------
TOTAL GERMANY                                                          13,499,367
                                                                      -----------
IRELAND -- (1.1%)
Allergan Funding SCS
     3.000%, 03/12/20                                          1,200    1,191,838
Medtronic, Inc.
     2.500%, 03/15/20                                          2,500    2,484,675
                                                                      -----------
TOTAL IRELAND                                                           3,676,513
                                                                      -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^
                                                               (000)    VALUE+
                                                              ------- -----------
JAPAN -- (4.9%)
American Honda Finance Corp.
   2.150%, 03/13/20                                            1,500  $ 1,479,726
Beam Suntory, Inc.
   1.750%, 06/15/18                                            1,000      998,819
Development Bank of Japan, Inc.
   1.625%, 09/25/19                                            2,000    1,968,414
MUFG Bank, Ltd.
## 2.300%, 03/05/20                                            1,400    1,378,179
Nissan Motor Acceptance Corp.
## 2.125%, 03/03/20                                            1,300    1,278,111
Toyota Credit Canada, Inc.
   2.800%, 11/21/18                                       CAD  3,000    2,349,110
   2.250%, 05/23/19                                       CAD  1,900    1,481,703
   1.800%, 02/19/20                                       CAD  3,500    2,696,168
Toyota Motor Credit Corp.
   1.550%, 10/18/19                                            2,500    2,458,217
   2.200%, 01/10/20                                            1,000      989,575
                                                                      -----------
TOTAL JAPAN                                                            17,078,022
                                                                      -----------
NETHERLANDS -- (3.7%)
Bank Nederlandse Gemeenten NV
   1.625%, 11/25/19                                              700      688,633
   1.750%, 03/24/20                                            1,000      981,428
   2.125%, 12/14/20                                            1,500    1,472,700
Cooperatieve Rabobank UA
   2.250%, 12/02/19                                            1,655    1,634,627
   4.750%, 01/15/20                                              700      719,639
Mylan, Inc.
   2.550%, 03/28/19                                            1,500    1,494,123
Shell International Finance BV
   1.375%, 09/12/19                                            3,000    2,946,788
   4.375%, 03/25/20                                            1,547    1,591,686
   2.125%, 05/11/20                                            1,500    1,480,667
                                                                      -----------
TOTAL NETHERLANDS                                                      13,010,291
                                                                      -----------
NEW ZEALAND -- (0.6%)
ANZ New Zealand International Ltd.
   2.600%, 09/23/19                                            2,200    2,187,444
                                                                      -----------
NORWAY -- (1.5%)
Statoil ASA
   2.250%, 11/08/19                                            4,461    4,422,058
#  2.900%, 11/08/20                                              941      940,951
                                                                      -----------
TOTAL NORWAY                                                            5,363,009
                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.5%)
Asian Development Bank
   2.800%, 01/19/21                                       AUD  1,000      759,147

                                                               FACE
                                                              AMOUNT^
                                                               (000)    VALUE+
                                                              ------- ----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Council Of Europe Development Bank
   1.625%, 03/10/20                                            3,000  $2,944,320
European Investment Bank
   2.800%, 01/15/21                                       AUD  1,000     759,838
International Bank for Reconstruction & Development
   2.800%, 01/13/21                                       AUD  1,000     759,266
                                                                      ----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                           5,222,571
                                                                      ----------
SWEDEN -- (2.0%)
Kommuninvest I Sverige AB
   2.000%, 11/12/19                                            2,000   1,981,140
   1.750%, 03/19/20                                            2,000   1,965,472
Nordea Bank AB
   2.375%, 04/04/19                                              877     874,058
Svensk Exportkredit AB
   1.750%, 05/18/20                                            1,000     979,760
Svenska Handelsbanken AB
   2.400%, 10/01/20                                            1,000     982,342
                                                                      ----------
TOTAL SWEDEN                                                           6,782,772
                                                                      ----------
SWITZERLAND -- (0.3%)
Credit Suisse AG
   2.300%, 05/28/19                                            1,000     995,625
                                                                      ----------
UNITED KINGDOM -- (2.2%)
AstraZeneca P.L.C.
#  1.950%, 09/18/19                                            1,500   1,482,239
BAE Systems Holdings, Inc.
## 6.375%, 06/01/19                                              480     497,312
Barclays P.L.C.
   2.750%, 11/08/19                                            1,500   1,489,675
   2.875%, 06/08/20                                              500     494,438
BP Capital Markets P.L.C.
   2.315%, 02/13/20                                            2,550   2,526,067
HSBC USA, Inc.
   2.375%, 11/13/19                                            1,000     989,471
                                                                      ----------
TOTAL UNITED KINGDOM                                                   7,479,202
                                                                      ----------
UNITED STATES -- (31.0%)
Allergan, Inc.
   3.375%, 09/15/20                                            1,800   1,794,957
Altria Group, Inc.
#  2.625%, 01/14/20                                            2,000   1,987,714
American Express Credit Corp.
   2.250%, 08/15/19                                            1,500   1,491,173
#  1.700%, 10/30/19                                              500     491,667
   2.375%, 05/26/20                                            1,000     987,280

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
 UNITED STATES -- (Continued)
 Amgen, Inc.
     2.200%, 05/11/20                                         1,000  $  983,771
 Anthem, Inc.
 #   2.500%, 11/21/20                                         1,766   1,736,291
 Apple, Inc.
     1.100%, 08/02/19                                         3,000   2,947,110
 #   1.800%, 05/11/20                                         2,000   1,963,343
 #   2.000%, 11/13/20                                         2,500   2,451,100
 AT&T, Inc.
     2.450%, 06/30/20                                         1,500   1,481,417
 Autodesk, Inc.
     3.125%, 06/15/20                                         1,500   1,494,329
 Bank of America Corp.
     5.650%, 05/01/18                                           600     600,000
     2.250%, 04/21/20                                         1,035   1,019,035
 Bank of New York Mellon Corp. (The)
     2.150%, 02/24/20                                         2,000   1,973,502
 Biogen, Inc.
 #   2.900%, 09/15/20                                         2,000   1,990,407
 Boston Scientific Corp.
 #   6.000%, 01/15/20                                         1,300   1,357,428
 Capital One NA/Mclean
 #   2.350%, 01/31/20                                         1,500   1,477,075
 Chevron Corp.
 #   2.193%, 11/15/19                                         3,500   3,470,233
     1.961%, 03/03/20                                         3,600   3,551,904
 Cisco Systems, Inc.
     4.450%, 01/15/20                                           747     768,334
 Citibank NA
     2.100%, 06/12/20                                         1,000     980,659
 Citizens Bank NA
     2.450%, 12/04/19                                         2,200   2,177,850
 Coca-Cola Co. (The)
     1.875%, 10/27/20                                         1,000     977,359
 Costco Wholesale Corp.
     1.750%, 02/15/20                                           950     933,532
 CVS Health Corp.
 #   2.800%, 07/20/20                                         1,500   1,490,751
 Daimler Finance North America LLC
 ### 1.500%, 07/05/19                                         1,500   1,476,371
 Discovery Communications LLC
 ### 2.750%, 11/15/19                                         2,000   1,988,400
 Dominion Energy, Inc.
     2.500%, 12/01/19                                         2,000   1,975,985
 Dr. Pepper Snapple Group, Inc.
     2.600%, 01/15/19                                         1,184   1,182,454
 Eastman Chemical Co.
     2.700%, 01/15/20                                         2,000   1,988,117

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
 UNITED STATES -- (Continued)
 EI du Pont de Nemours & Co.
 #  4.625%, 01/15/20                                            632  $  650,104
 Energy Transfer L.P.
    2.500%, 06/15/18                                          1,000     999,780
 Enterprise Products Operating LLC
 #  5.250%, 01/31/20                                          2,000   2,072,580
 Exelon Generation Co. LLC
    2.950%, 01/15/20                                          2,000   1,992,746
 Express Scripts Holding Co.
    2.250%, 06/15/19                                          2,000   1,983,983
 Ford Motor Credit Co. LLC
 #  1.897%, 08/12/19                                            425     418,631
 #  2.681%, 01/09/20                                          1,000     991,653
 General Electric Co.
 #  2.200%, 01/09/20                                          1,000     987,156
 General Motors Financial Co., Inc.
    2.350%, 10/04/19                                            429     424,495
 #  3.150%, 01/15/20                                          1,600   1,598,386
 Gilead Sciences, Inc.
 #  2.350%, 02/01/20                                          1,500   1,488,022
 Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20                                          1,000   1,057,405
 Harley-Davidson Financial Services, Inc.
 ## 2.150%, 02/26/20                                          1,000     981,073
 Humana, Inc.
    2.625%, 10/01/19                                          2,981   2,967,980
 JM Smucker Co. (The)
    2.500%, 03/15/20                                          1,061   1,049,810
 John Deere Capital Corp.
    1.250%, 10/09/19                                            750     734,299
    2.050%, 03/10/20                                            220     216,690
 Johnson & Johnson
    1.950%, 11/10/20                                            811     794,507
 JPMorgan Chase & Co.
    2.250%, 01/23/20                                          1,000     988,520
    4.950%, 03/25/20                                          2,000   2,070,867
 Kraft Heinz Foods Co.
    5.375%, 02/10/20                                          1,500   1,557,931
 L3 Technologies, Inc.
    5.200%, 10/15/19                                          1,500   1,544,100
 Manufacturers & Traders Trust Co.
    2.100%, 02/06/20                                            400     393,444
 Markel Corp.
    7.125%, 09/30/19                                            527     555,212
 Marriott International, Inc.
    6.750%, 05/15/18                                            845     846,306
 Microsoft Corp.
    1.850%, 02/06/20                                          3,000   2,959,834
 Morgan Stanley
 #  2.375%, 07/23/19                                          2,000   1,990,596

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
 UNITED STATES -- (Continued)
 Nasdaq, Inc.
 #  5.550%, 01/15/20                                          1,300  $1,350,466
 Newell Brands, Inc.
    2.150%, 10/15/18                                          1,400   1,395,765
 Nuveen Finance LLC
 ## 2.950%, 11/01/19                                          1,000     996,469
 Philip Morris International, Inc.
    2.000%, 02/21/20                                          3,000   2,948,873
 PNC Bank NA
    2.600%, 07/21/20                                          1,000     989,428
 Quest Diagnostics, Inc.
 #  4.750%, 01/30/20                                          1,131   1,162,728
 Ryder System, Inc.
 #  2.450%, 09/03/19                                          2,000   1,986,337
 Southern Co. (The)
    2.750%, 06/15/20                                          1,000     990,778
 Target Corp.
    3.875%, 07/15/20                                            963     983,762
 TD Ameritrade Holding Corp.
    5.600%, 12/01/19                                          1,500   1,560,135
 Textron, Inc.
    7.250%, 10/01/19                                          1,500   1,582,917
 Time Warner, Inc.
 #  4.875%, 03/15/20                                          2,000   2,065,687

                                                              FACE
                                                             AMOUNT^
                                                              (000)      VALUE+
                                                            --------- ------------
UNITED STATES -- (Continued)
Tyson Foods, Inc.
   2.650%, 08/15/19                                             2,000 $  1,991,273
Zimmer Biomet Holdings, Inc.
   2.700%, 04/01/20                                             2,000    1,980,896
                                                                      ------------
TOTAL UNITED STATES                                                    107,491,172
                                                                      ------------
TOTAL BONDS                                                            272,307,555
                                                                      ------------
U.S. TREASURY OBLIGATIONS -- (17.7%)
U.S. Treasury Notes
   1.500%, 10/31/19                                            19,000   18,742,461
   1.125%, 03/31/20                                             2,600    2,534,086
   1.625%, 06/30/20                                            21,300   20,895,633
   1.625%, 07/31/20                                             6,500    6,370,000
   1.375%, 08/31/20                                             8,000    7,786,250
   1.750%, 10/31/20                                             5,000    4,898,828
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS                                         61,227,258
                                                                      ------------
TOTAL INVESTMENT SECURITIES                                            333,534,813
                                                                      ------------

                                                             SHARES
                                                            ---------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@ DFA Short Term Investment Fund                         1,181,290   13,667,527
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $351,654,511)                                                   $347,202,340
                                                                      ============

At April 30, 2018, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                              UNREALIZED
                                                                               FORWARD
                                                                               CURRENCY
                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------- --------------- ---------------------------- ---------- --------------
USD    41,935,086   CAD  52,855,318 Royal Bank of Scotland        05/07/18     $763,958
USD     2,381,438   AUD   3,066,453 Citibank, N.A.                07/13/18       72,203
USD     2,589,788   EUR   2,081,307 State Street Bank and Trust   07/13/18       62,505
                                                                               --------
                                                    TOTAL
                                                 APPRECIATION                  $898,666
CAD       998,295   USD     779,959 Citibank, N.A.                05/07/18     $ (2,347)
USD       816,935   CAD   1,049,104 Citibank, N.A.                05/07/18         (255)
                                                                               --------
                                                    TOTAL
                                                (DEPRECIATION)                 $ (2,602)
                                                                               --------
                                                    TOTAL
                                                 APPRECIATION
                                                (DEPRECIATION)                 $896,064
                                                                               ========

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At April 30, 2018, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                      UNREALIZED
                     NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION          CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------          --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) [Emini]
  Index.............   2,552    06/15/18  $345,147,790 $337,757,200  $(7,390,590)
                                          ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.................. $345,147,790 $337,757,200  $(7,390,590)
                                          ============ ============  ===========

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ----------------------------------------------
                                              LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                            -----------  ------------ ------- ------------
Bonds
   Australia                                         --  $ 25,428,166   --    $ 25,428,166
   Austria                                           --     6,385,659   --       6,385,659
   Canada                                            --    52,211,587   --      52,211,587
   Denmark                                           --     1,465,456   --       1,465,456
   France                                            --     4,030,699   --       4,030,699
   Germany                                           --    13,499,367   --      13,499,367
   Ireland                                           --     3,676,513   --       3,676,513
   Japan                                             --    17,078,022   --      17,078,022
   Netherlands                                       --    13,010,291   --      13,010,291
   New Zealand                                       --     2,187,444   --       2,187,444
   Norway                                            --     5,363,009   --       5,363,009
   Supranational Organization Obligations            --     5,222,571   --       5,222,571
   Sweden                                            --     6,782,772   --       6,782,772
   Switzerland                                       --       995,625   --         995,625
   United Kingdom                                    --     7,479,202   --       7,479,202
   United States                                     --   107,491,172   --     107,491,172
U.S. Treasury Obligations                            --    61,227,258   --      61,227,258
Securities Lending Collateral                        --    13,667,527   --      13,667,527
Futures Contracts**                         $(7,390,590)           --   --      (7,390,590)
Forward Currency Contracts**                         --       896,064   --         896,064
                                            -----------  ------------   --    ------------
TOTAL                                       $(7,390,590) $348,098,404   --    $340,707,814
                                            ===========  ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (14.7%)
#   Adient P.L.C.                                                 10,986 $   673,332       0.1%
    Advance Auto Parts, Inc.                                       7,143     817,516       0.1%
*   Amazon.com, Inc.                                              22,705  35,558,982       2.6%
    Aptiv P.L.C.                                                  14,815   1,253,053       0.1%
    Aramark                                                       20,693     773,711       0.1%
#   Autoliv, Inc.                                                  9,593   1,285,942       0.1%
*   AutoNation, Inc.                                              13,610     628,646       0.0%
*   AutoZone, Inc.                                                 1,130     705,708       0.1%
    Best Buy Co., Inc.                                            40,856   3,126,710       0.2%
*   Booking Holdings, Inc.                                         2,140   4,660,920       0.3%
    BorgWarner, Inc.                                              25,175   1,232,064       0.1%
*   Bright Horizons Family Solutions, Inc.                         6,200     588,256       0.0%
    Brunswick Corp.                                               12,624     755,925       0.1%
*   Burlington Stores, Inc.                                        3,500     475,475       0.0%
    Cable One, Inc.                                                  261     165,766       0.0%
#*  Caesars Entertainment Corp.                                    3,500      39,725       0.0%
#*  CarMax, Inc.                                                  22,849   1,428,062       0.1%
    Carnival Corp.                                                18,307   1,154,439       0.1%
    Carter's, Inc.                                                 6,681     670,238       0.1%
    CBS Corp. Class B                                             16,587     816,080       0.1%
*   Charter Communications, Inc. Class A                          12,885   3,495,572       0.3%
#*  Chipotle Mexican Grill, Inc.                                   1,286     544,402       0.0%
    Columbia Sportswear Co.                                        9,065     752,486       0.1%
    Comcast Corp. Class A                                        334,263  10,492,516       0.8%
    Dana, Inc.                                                     3,382      80,255       0.0%
    Darden Restaurants, Inc.                                       9,623     893,592       0.1%
    Delphi Technologies P.L.C.                                     4,605     222,928       0.0%
#*  Discovery, Inc. Class A                                       18,095     427,947       0.0%
*   Discovery, Inc. Class C                                       26,007     577,876       0.0%
*   DISH Network Corp. Class A                                    11,143     373,848       0.0%
    Dollar General Corp.                                          18,487   1,784,550       0.1%
*   Dollar Tree, Inc.                                             24,435   2,343,072       0.2%
    Domino's Pizza, Inc.                                           2,105     508,842       0.0%
    DR Horton, Inc.                                               34,554   1,525,214       0.1%
#   Dunkin' Brands Group, Inc.                                     5,907     360,091       0.0%
    Expedia Group, Inc.                                            5,385     620,029       0.0%
    Foot Locker, Inc.                                             21,280     916,742       0.1%
    Ford Motor Co.                                               244,401   2,747,067       0.2%
    Gap, Inc. (The)                                               52,395   1,532,030       0.1%
    Garmin, Ltd.                                                  16,283     955,324       0.1%
*   GCI Liberty, Inc. Class A                                      5,760     256,896       0.0%
    General Motors Co.                                           101,186   3,717,574       0.3%
    Gentex Corp.                                                  40,303     916,490       0.1%
    Genuine Parts Co.                                             12,354   1,091,105       0.1%
    Goodyear Tire & Rubber Co. (The)                              31,418     788,906       0.1%
*   Grand Canyon Education, Inc.                                   3,599     374,260       0.0%
    H&R Block, Inc.                                               14,015     387,515       0.0%
#   Hanesbrands, Inc.                                             16,155     298,383       0.0%
#   Harley-Davidson, Inc.                                         14,511     596,837       0.0%
    Hasbro, Inc.                                                   5,339     470,312       0.0%
*   Hilton Grand Vacations, Inc.                                   2,117      91,031       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Consumer Discretionary -- (Continued)
    Hilton Worldwide Holdings, Inc.                               9,911 $   781,383       0.1%
    Home Depot, Inc. (The)                                       63,609  11,754,943       0.9%
    Hyatt Hotels Corp. Class A                                    4,254     327,005       0.0%
    International Game Technology P.L.C.                         14,854     419,923       0.0%
    Interpublic Group of Cos., Inc. (The)                        30,326     715,390       0.1%
    Kohl's Corp.                                                 22,842   1,418,945       0.1%
    L Brands, Inc.                                                9,365     326,932       0.0%
    Las Vegas Sands Corp.                                        21,225   1,556,429       0.1%
    Lear Corp.                                                    8,561   1,600,650       0.1%
    Leggett & Platt, Inc.                                        17,735     719,154       0.1%
    Lennar Corp. Class A                                         22,464   1,188,121       0.1%
    Lennar Corp. Class B                                          1,223      52,210       0.0%
*   Liberty Broadband Corp. Class A                               1,832     129,119       0.0%
*   Liberty Broadband Corp. Class C                               9,920     703,229       0.1%
#*  Liberty Media Corp.-Liberty Formula One Class A               1,334      37,499       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C               3,075      90,774       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                  5,337     222,926       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                 12,301     512,460       0.0%
#   Lions Gate Entertainment Corp. Class A                        8,846     220,177       0.0%
    Lions Gate Entertainment Corp. Class B                       11,812     271,912       0.0%
*   Live Nation Entertainment, Inc.                              16,033     632,822       0.0%
*   LKQ Corp.                                                    34,753   1,078,038       0.1%
    Lowe's Cos., Inc.                                            44,366   3,657,089       0.3%
*   Lululemon Athletica, Inc.                                     5,969     595,706       0.0%
#   Macy's, Inc.                                                 46,935   1,458,270       0.1%
*   Madison Square Garden Co. (The) Class A                       1,855     450,802       0.0%
    Marriott International, Inc. Class A                         16,139   2,205,879       0.2%
#   Mattel, Inc.                                                 23,111     342,043       0.0%
    McDonald's Corp.                                             32,442   5,432,088       0.4%
    MGM Resorts International                                    52,700   1,655,834       0.1%
*   Michael Kors Holdings, Ltd.                                  12,735     871,329       0.1%
*   Michaels Cos., Inc. (The)                                     9,281     172,812       0.0%
*   Mohawk Industries, Inc.                                       7,676   1,611,039       0.1%
*   Netflix, Inc.                                                14,462   4,518,797       0.3%
    Newell Brands, Inc.                                          15,458     427,105       0.0%
    News Corp. Class A                                           28,456     454,727       0.0%
    News Corp. Class B                                           11,880     193,050       0.0%
    NIKE, Inc. Class B                                           62,159   4,251,054       0.3%
    Nordstrom, Inc.                                               7,432     375,762       0.0%
*   Norwegian Cruise Line Holdings, Ltd.                         24,758   1,323,810       0.1%
*   NVR, Inc.                                                       199     616,900       0.0%
*   O'Reilly Automotive, Inc.                                     4,666   1,194,823       0.1%
#   Omnicom Group, Inc.                                          13,410     987,781       0.1%
    Penske Automotive Group, Inc.                                 9,871     445,182       0.0%
#   Polaris Industries, Inc.                                      6,362     666,865       0.1%
    Pool Corp.                                                    3,704     514,152       0.0%
    PulteGroup, Inc.                                             28,882     876,858       0.1%
    PVH Corp.                                                     6,503   1,038,334       0.1%
*   Qurate Retail Group, Inc. QVC Group Class A                  43,779   1,024,866       0.1%
    Ralph Lauren Corp.                                            5,213     572,648       0.0%
    Ross Stores, Inc.                                            20,103   1,625,328       0.1%
    Royal Caribbean Cruises, Ltd.                                 9,048     978,903       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Service Corp. International                                   18,107 $    661,087       0.1%
*   ServiceMaster Global Holdings, Inc.                           12,631      639,129       0.1%
#   Sirius XM Holdings, Inc.                                      57,918      366,621       0.0%
#   Six Flags Entertainment Corp.                                  6,231      394,048       0.0%
*   Skechers U.S.A., Inc. Class A                                 15,810      450,585       0.0%
    Starbucks Corp.                                               75,203    4,329,437       0.3%
    Tapestry, Inc.                                                21,277    1,144,064       0.1%
    Target Corp.                                                  41,726    3,029,308       0.2%
*   Tesla, Inc.                                                    3,677    1,080,670       0.1%
    Thor Industries, Inc.                                          7,716      818,976       0.1%
    Tiffany & Co.                                                 11,989    1,232,829       0.1%
    Time Warner, Inc.                                             35,427    3,358,480       0.2%
    TJX Cos., Inc. (The)                                          34,217    2,903,312       0.2%
    Toll Brothers, Inc.                                           12,806      539,901       0.0%
    Tractor Supply Co.                                            12,230      831,640       0.1%
#*  TripAdvisor, Inc.                                              7,460      279,153       0.0%
    Twenty-First Century Fox, Inc. Class A                        65,540    2,396,142       0.2%
    Twenty-First Century Fox, Inc. Class B                        26,234      946,260       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.                         3,266      819,472       0.1%
#*  Under Armour, Inc. Class A                                    19,722      350,263       0.0%
#*  Under Armour, Inc. Class C                                    22,640      347,524       0.0%
    Vail Resorts, Inc.                                             2,255      517,094       0.0%
    VF Corp.                                                      15,805    1,278,150       0.1%
    Viacom, Inc. Class A                                           1,456       51,761       0.0%
    Viacom, Inc. Class B                                          47,898    1,444,604       0.1%
*   Visteon Corp.                                                  1,248      155,301       0.0%
    Walt Disney Co. (The)                                        109,084   10,944,398       0.8%
*   Wayfair, Inc. Class A                                          1,845      114,943       0.0%
    Whirlpool Corp.                                                9,216    1,428,019       0.1%
#   Williams-Sonoma, Inc.                                         10,728      512,798       0.0%
    Wyndham Worldwide Corp.                                        5,727      654,081       0.1%
    Wynn Resorts, Ltd.                                             5,325      991,462       0.1%
    Yum! Brands, Inc.                                             13,515    1,177,156       0.1%
                                                                         ------------      ----
Total Consumer Discretionary                                              208,442,787      15.1%
                                                                         ------------      ----
Consumer Staples -- (6.6%)
    Altria Group, Inc.                                           103,210    5,791,113       0.4%
    Archer-Daniels-Midland Co.                                    17,026      772,640       0.1%
    Brown-Forman Corp. Class A                                     3,116      166,301       0.0%
    Brown-Forman Corp. Class B                                    15,329      859,037       0.1%
    Bunge, Ltd.                                                   10,681      771,489       0.1%
#   Campbell Soup Co.                                             11,216      457,388       0.0%
#   Casey's General Stores, Inc.                                   4,093      395,384       0.0%
    Church & Dwight Co., Inc.                                     10,803      499,099       0.0%
    Clorox Co. (The)                                               6,421      752,541       0.1%
    Coca-Cola Co. (The)                                          190,394    8,226,925       0.6%
    Colgate-Palmolive Co.                                         35,605    2,322,514       0.1%
    Conagra Brands, Inc.                                          31,486    1,167,186       0.1%
    Constellation Brands, Inc. Class A                             9,045    2,108,661       0.1%
    Costco Wholesale Corp.                                        20,658    4,072,931       0.3%
#   Coty, Inc. Class A                                            59,414    1,030,833       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Staples -- (Continued)
    Dr Pepper Snapple Group, Inc.                                 11,341 $ 1,360,466       0.1%
    Estee Lauder Cos., Inc. (The) Class A                         10,231   1,515,109       0.1%
    General Mills, Inc.                                           31,544   1,379,735       0.1%
*   Hain Celestial Group, Inc. (The)                               8,806     256,519       0.0%
#*  Herbalife Nutrition, Ltd.                                      8,163     863,074       0.1%
    Hershey Co. (The)                                              7,971     732,854       0.1%
#   Hormel Foods Corp.                                            50,936   1,846,430       0.1%
    Ingredion, Inc.                                                9,163   1,109,548       0.1%
    JM Smucker Co. (The)                                          10,733   1,224,421       0.1%
    Kellogg Co.                                                   13,844     815,412       0.1%
    Kimberly-Clark Corp.                                          17,893   1,852,641       0.1%
    Kraft Heinz Co. (The)                                         18,238   1,028,258       0.1%
    Kroger Co. (The)                                             124,895   3,146,105       0.2%
    Lamb Weston Holdings, Inc.                                     5,445     355,667       0.0%
#   McCormick & Co., Inc. Non-Voting                               9,439     994,965       0.1%
    Molson Coors Brewing Co. Class B                              23,694   1,687,961       0.1%
    Mondelez International, Inc. Class A                          62,548   2,470,646       0.2%
*   Monster Beverage Corp.                                        15,315     842,325       0.1%
#   National Beverage Corp.                                        2,084     184,142       0.0%
    PepsiCo, Inc.                                                 76,921   7,764,406       0.5%
    Philip Morris International, Inc.                             60,871   4,991,422       0.3%
#*  Pilgrim's Pride Corp.                                         12,114     261,662       0.0%
    Pinnacle Foods, Inc.                                          13,878     838,231       0.1%
#*  Post Holdings, Inc.                                           10,947     871,053       0.1%
    Procter & Gamble Co. (The)                                   127,407   9,216,622       0.7%
    Seaboard Corp.                                                     4      16,028       0.0%
#   Spectrum Brands Holdings, Inc.                                 4,604     331,948       0.0%
    Sysco Corp.                                                   26,567   1,661,500       0.1%
    Tyson Foods, Inc. Class A                                     18,920   1,326,292       0.1%
*   US Foods Holding Corp.                                        27,063     925,013       0.1%
    Walgreens Boots Alliance, Inc.                                43,537   2,893,034       0.2%
    Walmart, Inc.                                                108,793   9,623,829       0.7%
                                                                         -----------       ---
Total Consumer Staples                                                    93,781,360       6.8%
                                                                         -----------       ---
Energy -- (5.6%)
    Anadarko Petroleum Corp.                                      24,441   1,645,368       0.1%
    Andeavor                                                      17,823   2,465,277       0.2%
#*  Antero Resources Corp.                                        33,598     638,362       0.0%
#   Apache Corp.                                                  33,087   1,354,913       0.1%
    Baker Hughes a GE Co.                                         10,432     376,700       0.0%
    Cabot Oil & Gas Corp.                                         23,895     571,329       0.0%
#*  Centennial Resource Development, Inc. Class A                 21,437     396,585       0.0%
    Cheniere Energy Partners L.P. Holdings LLC                     5,564     155,236       0.0%
*   Cheniere Energy, Inc.                                         10,541     613,065       0.0%
    Chevron Corp.                                                 71,897   8,995,034       0.7%
    Cimarex Energy Co.                                             9,340     939,511       0.1%
#*  Concho Resources, Inc.                                         7,950   1,249,819       0.1%
    ConocoPhillips                                                48,365   3,167,907       0.2%
#*  Continental Resources, Inc.                                   13,981     923,585       0.1%
#   Core Laboratories NV                                           3,069     375,799       0.0%
    Devon Energy Corp.                                            63,496   2,306,810       0.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Energy -- (Continued)
#*  Diamondback Energy, Inc.                                       8,401 $ 1,079,108       0.1%
*   Energen Corp.                                                  7,075     462,988       0.0%
    EOG Resources, Inc.                                           28,482   3,365,718       0.2%
    EQT Corp.                                                     11,423     573,320       0.0%
    Exxon Mobil Corp.                                            195,274  15,182,553       1.1%
    Halliburton Co.                                               41,122   2,179,055       0.2%
    Helmerich & Payne, Inc.                                        7,547     524,894       0.0%
    Hess Corp.                                                    24,744   1,410,161       0.1%
    HollyFrontier Corp.                                           17,028   1,033,429       0.1%
    Kinder Morgan, Inc.                                          100,902   1,596,270       0.1%
    Marathon Oil Corp.                                            64,042   1,168,767       0.1%
    Marathon Petroleum Corp.                                      33,361   2,499,073       0.2%
    Murphy Oil Corp.                                              18,774     565,285       0.0%
    National Oilwell Varco, Inc.                                  29,165   1,127,811       0.1%
*   Newfield Exploration Co.                                      29,253     871,739       0.1%
    Noble Energy, Inc.                                            39,695   1,342,882       0.1%
    Occidental Petroleum Corp.                                    36,898   2,850,739       0.2%
    ONEOK, Inc.                                                   17,913   1,078,721       0.1%
*   Parsley Energy, Inc. Class A                                  17,071     512,642       0.0%
    Patterson-UTI Energy, Inc.                                    10,205     218,591       0.0%
    Phillips 66                                                   14,416   1,604,645       0.1%
    Pioneer Natural Resources Co.                                  6,616   1,333,455       0.1%
#   Range Resources Corp.                                         14,484     200,603       0.0%
#   RPC, Inc.                                                      7,979     143,702       0.0%
*   RSP Permian, Inc.                                             15,947     791,131       0.1%
    Schlumberger, Ltd.                                            54,263   3,720,271       0.3%
    Targa Resources Corp.                                         14,955     702,436       0.1%
    TechnipFMC P.L.C.                                             31,680   1,044,173       0.1%
#*  Transocean, Ltd.                                              11,685     144,543       0.0%
    Valero Energy Corp.                                           23,140   2,566,920       0.2%
    Williams Cos., Inc. (The)                                     46,180   1,188,211       0.1%
*   WPX Energy, Inc.                                              39,626     677,208       0.1%
                                                                         -----------       ---
Total Energy                                                              79,936,344       5.8%
                                                                         -----------       ---
Financials -- (14.1%)
    Affiliated Managers Group, Inc.                                5,787     954,045       0.1%
    Aflac, Inc.                                                   39,364   1,793,817       0.1%
    Alleghany Corp.                                                  920     528,696       0.0%
    Allstate Corp. (The)                                          19,232   1,881,274       0.1%
    Ally Financial, Inc.                                          44,349   1,157,509       0.1%
    American Express Co.                                          52,182   5,152,973       0.4%
    American Financial Group, Inc.                                 8,654     979,806       0.1%
    American International Group, Inc.                            38,376   2,149,056       0.2%
    Ameriprise Financial, Inc.                                    11,246   1,576,802       0.1%
    Aon P.L.C.                                                    11,772   1,677,157       0.1%
*   Arch Capital Group, Ltd.                                       8,195     656,665       0.1%
    Arthur J Gallagher & Co.                                      16,416   1,148,956       0.1%
    Assurant, Inc.                                                 4,764     442,194       0.0%
    Assured Guaranty, Ltd.                                         5,314     192,845       0.0%
*   Athene Holding, Ltd. Class A                                  10,334     506,366       0.0%
    Axis Capital Holdings, Ltd.                                    6,782     398,103       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Bank of America Corp.                                        408,684 $12,227,825       0.9%
    Bank of New York Mellon Corp. (The)                           52,699   2,872,623       0.2%
    Bank of the Ozarks, Inc.                                      17,165     803,322       0.1%
    BB&T Corp.                                                    32,754   1,729,411       0.1%
*   Berkshire Hathaway, Inc. Class B                              66,488  12,880,720       0.9%
    BGC Partners, Inc. Class A                                    32,300     431,528       0.0%
    BlackRock, Inc.                                                6,025   3,142,038       0.2%
    BOK Financial Corp.                                            5,228     526,355       0.0%
*   Brighthouse Financial, Inc.                                   11,218     569,650       0.0%
    Brown & Brown, Inc.                                           26,702     727,095       0.1%
    Capital One Financial Corp.                                   23,346   2,115,615       0.2%
    Cboe Global Markets, Inc.                                      6,665     711,689       0.1%
    Charles Schwab Corp. (The)                                    50,607   2,817,798       0.2%
    Chubb, Ltd.                                                   14,053   1,906,571       0.1%
    Cincinnati Financial Corp.                                    11,260     792,028       0.1%
    CIT Group, Inc.                                               12,370     654,992       0.0%
    Citigroup, Inc.                                              103,783   7,085,265       0.5%
    Citizens Financial Group, Inc.                                29,756   1,234,576       0.1%
    CME Group, Inc.                                               14,342   2,261,447       0.2%
    CNA Financial Corp.                                            1,453      73,318       0.0%
    Comerica, Inc.                                                16,594   1,569,461       0.1%
    Commerce Bancshares, Inc.                                     14,411     915,387       0.1%
#*  Credit Acceptance Corp.                                        2,229     737,442       0.1%
    Cullen/Frost Bankers, Inc.                                     5,350     612,308       0.0%
    Discover Financial Services                                   24,788   1,766,145       0.1%
*   E*TRADE Financial Corp.                                       25,910   1,572,219       0.1%
    East West Bancorp, Inc.                                       13,900     926,018       0.1%
    Eaton Vance Corp.                                              9,606     522,470       0.0%
    Erie Indemnity Co. Class A                                     2,577     300,916       0.0%
    Everest Re Group, Ltd.                                         3,444     801,315       0.1%
#   FactSet Research Systems, Inc.                                 1,985     375,383       0.0%
    Fifth Third Bancorp                                           40,316   1,337,282       0.1%
    First American Financial Corp.                                12,557     641,788       0.0%
    First Citizens BancShares, Inc. Class A                          514     222,197       0.0%
    First Horizon National Corp.                                  26,276     480,851       0.0%
    First Republic Bank                                           10,849   1,007,547       0.1%
    FNB Corp.                                                     22,012     286,156       0.0%
    FNF Group                                                     25,940     955,370       0.1%
    Franklin Resources, Inc.                                      17,065     574,067       0.0%
    Goldman Sachs Group, Inc. (The)                               18,098   4,313,296       0.3%
    Hartford Financial Services Group, Inc. (The)                 27,189   1,463,856       0.1%
    Huntington Bancshares, Inc.                                  103,143   1,537,862       0.1%
    Interactive Brokers Group, Inc. Class A                        3,054     226,607       0.0%
    Intercontinental Exchange, Inc.                               18,710   1,355,727       0.1%
    Invesco, Ltd.                                                 35,665   1,033,215       0.1%
    Investors Bancorp, Inc.                                       18,655     249,417       0.0%
    Janus Henderson Group P.L.C.                                  19,640     620,428       0.0%
    JPMorgan Chase & Co.                                         184,913  20,114,836       1.5%
    KeyCorp                                                       44,246     881,380       0.1%
    Lazard, Ltd. Class A                                          12,455     677,801       0.1%
    Leucadia National Corp.                                       27,339     657,230       0.1%
    Lincoln National Corp.                                        16,053   1,133,984       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Loews Corp.                                                   22,898 $ 1,201,229       0.1%
    LPL Financial Holdings, Inc.                                  13,543     820,300       0.1%
    M&T Bank Corp.                                                 5,492   1,001,027       0.1%
*   Markel Corp.                                                     981   1,108,569       0.1%
#   MarketAxess Holdings, Inc.                                     1,544     306,685       0.0%
    Marsh & McLennan Cos., Inc.                                   29,654   2,416,801       0.2%
    MetLife, Inc.                                                 34,731   1,655,627       0.1%
    Moody's Corp.                                                  5,902     957,304       0.1%
    Morgan Stanley                                                61,667   3,183,251       0.2%
    Morningstar, Inc.                                                388      42,129       0.0%
    MSCI, Inc.                                                     4,620     692,215       0.1%
    Nasdaq, Inc.                                                  15,390   1,359,245       0.1%
#   New York Community Bancorp, Inc.                              46,728     555,129       0.0%
    Northern Trust Corp.                                          11,489   1,226,451       0.1%
    Old Republic International Corp.                              23,560     480,624       0.0%
    PacWest Bancorp                                               13,117     672,115       0.1%
    People's United Financial, Inc.                               34,788     636,273       0.0%
    Pinnacle Financial Partners, Inc.                              4,944     316,663       0.0%
    PNC Financial Services Group, Inc. (The)                      19,290   2,808,817       0.2%
    Principal Financial Group, Inc.                               27,313   1,617,476       0.1%
    Progressive Corp. (The)                                       30,152   1,817,864       0.1%
    Prosperity Bancshares, Inc.                                    5,293     379,879       0.0%
    Prudential Financial, Inc.                                    17,651   1,876,654       0.1%
    Raymond James Financial, Inc.                                 13,344   1,197,624       0.1%
    Regions Financial Corp.                                       87,366   1,633,744       0.1%
    Reinsurance Group of America, Inc.                             5,006     747,896       0.1%
    RenaissanceRe Holdings, Ltd.                                   4,014     546,065       0.0%
    S&P Global, Inc.                                              13,903   2,622,106       0.2%
    Santander Consumer USA Holdings, Inc.                         49,056     905,083       0.1%
    SEI Investments Co.                                            7,378     466,511       0.0%
*   Signature Bank                                                 3,842     488,510       0.0%
*   SLM Corp.                                                     50,744     582,541       0.0%
    State Street Corp.                                            11,808   1,178,202       0.1%
    Sterling Bancorp                                              23,500     558,125       0.0%
    SunTrust Banks, Inc.                                          18,758   1,253,034       0.1%
*   SVB Financial Group                                            4,822   1,444,719       0.1%
    Synchrony Financial                                           42,221   1,400,471       0.1%
    Synovus Financial Corp.                                       14,225     743,541       0.1%
    T Rowe Price Group, Inc.                                      21,670   2,466,479       0.2%
    TD Ameritrade Holding Corp.                                   12,092     702,424       0.1%
    TFS Financial Corp.                                           10,716     159,776       0.0%
    Torchmark Corp.                                                7,374     639,621       0.0%
    Travelers Cos., Inc. (The)                                    17,373   2,286,287       0.2%
    U.S. Bancorp.                                                 86,841   4,381,128       0.3%
    Umpqua Holdings Corp.                                         18,707     440,737       0.0%
    Unum Group                                                    16,609     803,543       0.1%
    Virtu Financial, Inc. Class A                                  3,000     108,000       0.0%
    Voya Financial, Inc.                                          12,787     669,399       0.1%
    Webster Financial Corp.                                        7,555     454,735       0.0%
    Wells Fargo & Co.                                            245,495  12,755,920       0.9%
*   Western Alliance Bancorp                                      12,013     708,527       0.1%
    Willis Towers Watson P.L.C.                                    8,010   1,189,565       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------ ------------ ---------------
Financials -- (Continued)
    WR Berkley Corp.                                              9,545 $    711,675       0.1%
    XL Group, Ltd.                                               15,525      863,035       0.1%
    Zions Bancorporation                                         14,003      766,664       0.1%
                                                                        ------------      ----
Total Financials                                                         199,638,105      14.5%
                                                                        ------------      ----
Health Care -- (13.2%)
    Abbott Laboratories                                          75,135    4,367,598       0.3%
    AbbVie, Inc.                                                 86,779    8,378,512       0.6%
*   ABIOMED, Inc.                                                 2,102      632,597       0.0%
    Aetna, Inc.                                                  16,727    2,994,969       0.2%
    Agilent Technologies, Inc.                                   15,314    1,006,742       0.1%
*   Akorn, Inc.                                                   4,201       60,620       0.0%
*   Alexion Pharmaceuticals, Inc.                                 6,365      748,715       0.1%
*   Align Technology, Inc.                                        3,139      784,279       0.1%
#*  Alkermes P.L.C.                                               4,353      192,707       0.0%
    Allergan P.L.C.                                              10,837    1,665,105       0.1%
#*  Alnylam Pharmaceuticals, Inc.                                 3,432      324,427       0.0%
    AmerisourceBergen Corp.                                      14,177    1,284,153       0.1%
    Amgen, Inc.                                                  43,564    7,601,047       0.6%
    Anthem, Inc.                                                 13,616    3,213,240       0.2%
*   athenahealth, Inc.                                            3,422      419,092       0.0%
    Baxter International, Inc.                                   24,219    1,683,221       0.1%
    Becton Dickinson and Co.                                     10,146    2,352,553       0.2%
*   Bio-Rad Laboratories, Inc. Class A                            1,915      485,855       0.0%
    Bio-Techne Corp.                                              3,574      539,352       0.0%
*   Biogen, Inc.                                                 12,629    3,455,294       0.3%
*   BioMarin Pharmaceutical, Inc.                                 8,916      744,575       0.1%
#*  Bluebird Bio, Inc.                                            2,185      371,778       0.0%
*   Boston Scientific Corp.                                      64,241    1,845,002       0.1%
    Bristol-Myers Squibb Co.                                     70,325    3,666,042       0.3%
    Bruker Corp.                                                 12,751      376,537       0.0%
    Cardinal Health, Inc.                                        25,952    1,665,340       0.1%
*   Catalent, Inc.                                               17,965      738,541       0.1%
*   Celgene Corp.                                                33,904    2,953,038       0.2%
*   Centene Corp.                                                16,375    1,777,998       0.1%
*   Cerner Corp.                                                 20,672    1,204,144       0.1%
*   Charles River Laboratories International, Inc.                5,310      553,249       0.0%
    Cigna Corp.                                                  13,931    2,393,624       0.2%
    Cooper Cos., Inc. (The)                                       3,824      874,587       0.1%
    CVS Health Corp.                                             56,854    3,970,115       0.3%
    Danaher Corp.                                                20,998    2,106,519       0.2%
*   DaVita, Inc.                                                 26,795    1,682,458       0.1%
    DENTSPLY SIRONA, Inc.                                        16,438      827,489       0.1%
#*  DexCom, Inc.                                                  2,218      162,313       0.0%
*   Edwards Lifesciences Corp.                                    8,925    1,136,688       0.1%
    Eli Lilly & Co.                                              42,062    3,409,966       0.3%
    Encompass Health Corp.                                       13,854      842,600       0.1%
#*  Envision Healthcare Corp.                                     8,430      313,343       0.0%
#*  Exact Sciences Corp.                                          5,004      250,250       0.0%
*   Exelixis, Inc.                                               13,065      272,013       0.0%
*   Express Scripts Holding Co.                                  40,912    3,097,038       0.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
    Gilead Sciences, Inc.                                         95,391 $ 6,890,092       0.5%
    HCA Healthcare, Inc.                                          11,512   1,102,159       0.1%
#*  Henry Schein, Inc.                                            10,684     811,984       0.1%
    Hill-Rom Holdings, Inc.                                        7,504     644,068       0.1%
*   Hologic, Inc.                                                 48,297   1,873,441       0.1%
    Humana, Inc.                                                   8,153   2,398,450       0.2%
*   ICU Medical, Inc.                                                592     149,006       0.0%
*   IDEXX Laboratories, Inc.                                       4,202     817,247       0.1%
*   Illumina, Inc.                                                 5,281   1,272,351       0.1%
*   Incyte Corp.                                                   4,413     273,341       0.0%
*   Intuitive Surgical, Inc.                                       3,707   1,633,971       0.1%
#*  Ionis Pharmaceuticals, Inc.                                    4,639     199,616       0.0%
*   IQVIA Holdings, Inc.                                          18,247   1,747,333       0.1%
*   Jazz Pharmaceuticals P.L.C.                                    5,995     911,480       0.1%
    Johnson & Johnson                                            151,793  19,200,297       1.4%
*   Laboratory Corp. of America Holdings                          11,397   1,946,038       0.1%
*   Masimo Corp.                                                   1,934     173,538       0.0%
    McKesson Corp.                                                12,081   1,887,173       0.1%
*   MEDNAX, Inc.                                                   7,834     359,659       0.0%
    Medtronic P.L.C.                                              40,722   3,263,054       0.2%
    Merck & Co., Inc.                                            137,057   8,068,546       0.6%
*   Mettler-Toledo International, Inc.                             1,086     608,084       0.0%
#*  Molina Healthcare, Inc.                                        3,700     308,025       0.0%
*   Mylan NV                                                      24,331     943,070       0.1%
*   Nektar Therapeutics                                            3,232     270,389       0.0%
#*  Neurocrine Biosciences, Inc.                                   3,123     253,213       0.0%
    PerkinElmer, Inc.                                              8,157     598,398       0.0%
    Perrigo Co. P.L.C.                                             9,299     726,624       0.1%
    Pfizer, Inc.                                                 370,493  13,563,749       1.0%
*   PRA Health Sciences, Inc.                                      5,817     477,983       0.0%
#*  Premier, Inc. Class A                                          4,831     159,375       0.0%
    Quest Diagnostics, Inc.                                       14,307   1,447,868       0.1%
*   Regeneron Pharmaceuticals, Inc.                                2,737     831,172       0.1%
    ResMed, Inc.                                                   7,123     674,121       0.1%
*   Sage Therapeutics, Inc.                                          844     121,468       0.0%
#*  Seattle Genetics, Inc.                                         3,057     156,488       0.0%
    STERIS P.L.C.                                                  6,362     601,336       0.0%
    Stryker Corp.                                                 17,191   2,912,499       0.2%
*   Syneos Health, Inc.                                            7,418     282,626       0.0%
#*  Taro Pharmaceutical Industries, Ltd.                           2,229     227,313       0.0%
    Teleflex, Inc.                                                 3,090     827,749       0.1%
    Thermo Fisher Scientific, Inc.                                20,936   4,403,888       0.3%
*   United Therapeutics Corp.                                      7,373     811,841       0.1%
    UnitedHealth Group, Inc.                                      50,475  11,932,290       0.9%
    Universal Health Services, Inc. Class B                        9,359   1,068,798       0.1%
*   Varian Medical Systems, Inc.                                   4,145     479,121       0.0%
*   Veeva Systems, Inc. Class A                                    3,349     234,865       0.0%
*   Vertex Pharmaceuticals, Inc.                                   8,434   1,291,751       0.1%
*   Waters Corp.                                                   3,358     632,681       0.0%
*   WellCare Health Plans, Inc.                                    5,250   1,077,090       0.1%
    West Pharmaceutical Services, Inc.                             6,470     570,719       0.0%
    Zimmer Biomet Holdings, Inc.                                   8,245     949,577       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
    Zoetis, Inc.                                                  26,077 $  2,176,908       0.2%
                                                                         ------------      ----
Total Health Care                                                         186,669,248      13.5%
                                                                         ------------      ----
Industrials -- (11.7%)
    3M Co.                                                        32,179    6,255,276       0.5%
#   Acuity Brands, Inc.                                            2,891      346,255       0.0%
*   AECOM                                                         14,921      513,879       0.0%
    AGCO Corp.                                                     9,721      609,312       0.0%
    Air Lease Corp.                                                3,866      161,174       0.0%
    Alaska Air Group, Inc.                                        15,171      985,053       0.1%
    Allegion P.L.C.                                                4,960      382,813       0.0%
    Allison Transmission Holdings, Inc.                           17,311      674,956       0.1%
    AMERCO                                                         1,535      518,093       0.0%
    American Airlines Group, Inc.                                 24,478    1,050,841       0.1%
    AMETEK, Inc.                                                  15,380    1,073,524       0.1%
    AO Smith Corp.                                                 6,580      403,683       0.0%
    Arconic, Inc.                                                 33,825      602,423       0.0%
    Boeing Co. (The)                                              30,544   10,188,257       0.7%
    BWX Technologies, Inc.                                        11,266      763,835       0.1%
    Carlisle Cos., Inc.                                            7,637      822,734       0.1%
    Caterpillar, Inc.                                             34,271    4,947,362       0.4%
#   CH Robinson Worldwide, Inc.                                    9,837      905,299       0.1%
    Cintas Corp.                                                   6,260    1,066,078       0.1%
*   Colfax Corp.                                                   8,205      254,437       0.0%
    Copa Holdings SA Class A                                       4,244      497,269       0.0%
*   Copart, Inc.                                                  13,786      704,189       0.1%
*   CoStar Group, Inc.                                             1,122      411,393       0.0%
    Crane Co.                                                      5,116      427,902       0.0%
    CSX Corp.                                                     54,131    3,214,840       0.2%
    Cummins, Inc.                                                  9,415    1,505,082       0.1%
    Curtiss-Wright Corp.                                           5,905      756,076       0.1%
    Deere & Co.                                                   17,613    2,383,567       0.2%
    Delta Air Lines, Inc.                                         56,878    2,970,169       0.2%
    Donaldson Co., Inc.                                           14,272      631,679       0.0%
    Dover Corp.                                                   16,466    1,526,398       0.1%
    Dun & Bradstreet Corp. (The)                                   1,564      180,345       0.0%
    Eaton Corp. P.L.C.                                            23,317    1,749,475       0.1%
    EMCOR Group, Inc.                                              6,651      489,447       0.0%
    Emerson Electric Co.                                          33,321    2,212,848       0.2%
    Equifax, Inc.                                                  7,501      840,487       0.1%
    Expeditors International of Washington, Inc.                  15,211      971,374       0.1%
#   Fastenal Co.                                                  16,872      843,431       0.1%
    FedEx Corp.                                                   18,113    4,477,534       0.3%
    Flowserve Corp.                                               15,948      708,251       0.1%
    Fluor Corp.                                                   12,955      763,697       0.1%
    Fortive Corp.                                                 14,702    1,033,698       0.1%
    Fortune Brands Home & Security, Inc.                          15,152      828,663       0.1%
*   Gardner Denver Holdings, Inc.                                 10,981      347,329       0.0%
    General Dynamics Corp.                                        14,282    2,875,109       0.2%
    General Electric Co.                                         277,000    3,897,390       0.3%
*   Genesee & Wyoming, Inc. Class A                                3,148      224,138       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
    Graco, Inc.                                                  13,410 $  589,906       0.0%
    Harris Corp.                                                 10,415  1,629,114       0.1%
*   HD Supply Holdings, Inc.                                     17,124    662,870       0.0%
#   HEICO Corp.                                                   3,721    326,890       0.0%
    HEICO Corp. Class A                                           4,250    306,638       0.0%
    Hexcel Corp.                                                  9,636    640,505       0.0%
    Honeywell International, Inc.                                42,603  6,163,802       0.4%
    Hubbell, Inc.                                                 4,345    451,272       0.0%
    Huntington Ingalls Industries, Inc.                           4,359  1,060,152       0.1%
    IDEX Corp.                                                    5,385    719,759       0.1%
    Illinois Tool Works, Inc.                                    16,107  2,287,516       0.2%
    Ingersoll-Rand P.L.C.                                        13,141  1,102,398       0.1%
    ITT, Inc.                                                     2,579    126,087       0.0%
    Jacobs Engineering Group, Inc.                               10,241    594,900       0.0%
#   JB Hunt Transport Services, Inc.                              7,383    866,986       0.1%
*   JetBlue Airways Corp.                                        49,243    944,973       0.1%
    Johnson Controls International P.L.C.                        44,054  1,492,109       0.1%
    Kansas City Southern                                         10,726  1,143,713       0.1%
    KAR Auction Services, Inc.                                   13,610    707,584       0.1%
*   Kirby Corp.                                                     715     60,990       0.0%
#   Knight-Swift Transportation Holdings, Inc.                   13,084    510,407       0.0%
    L3 Technologies, Inc.                                         7,520  1,473,018       0.1%
    Lennox International, Inc.                                    2,013    389,254       0.0%
    Lincoln Electric Holdings, Inc.                               7,018    581,582       0.0%
    Lockheed Martin Corp.                                        13,932  4,469,943       0.3%
    Macquarie Infrastructure Corp.                                7,320    277,428       0.0%
    ManpowerGroup, Inc.                                           7,544    722,112       0.1%
    Masco Corp.                                                  12,493    473,110       0.0%
#*  Middleby Corp. (The)                                          5,009    630,333       0.0%
    MSC Industrial Direct Co., Inc. Class A                       4,263    368,494       0.0%
    Nielsen Holdings P.L.C.                                      39,412  1,239,507       0.1%
    Nordson Corp.                                                 3,428    440,841       0.0%
    Norfolk Southern Corp.                                       17,326  2,485,761       0.2%
    Northrop Grumman Corp.                                        8,457  2,723,492       0.2%
    Old Dominion Freight Line, Inc.                               7,082    947,997       0.1%
    Orbital ATK, Inc.                                             6,988    925,071       0.1%
    Oshkosh Corp.                                                 9,525    687,324       0.1%
    Owens Corning                                                13,581    889,420       0.1%
    PACCAR, Inc.                                                 25,038  1,594,169       0.1%
    Parker-Hannifin Corp.                                         6,874  1,131,598       0.1%
    Pentair P.L.C.                                               16,383  1,102,248       0.1%
*   Quanta Services, Inc.                                        15,453    502,223       0.0%
    Raytheon Co.                                                 13,799  2,827,967       0.2%
    Republic Services, Inc.                                      17,608  1,138,885       0.1%
    Robert Half International, Inc.                              10,204    619,893       0.0%
    Rockwell Automation, Inc.                                     6,539  1,075,862       0.1%
    Rockwell Collins, Inc.                                       15,554  2,061,527       0.2%
#   Rollins, Inc.                                                 7,570    367,296       0.0%
    Roper Technologies, Inc.                                      4,334  1,144,999       0.1%
    Ryder System, Inc.                                            7,672    517,323       0.0%
#*  Sensata Technologies Holding P.L.C.                          18,253    925,792       0.1%
#   Snap-on, Inc.                                                 6,309    916,382       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
    Southwest Airlines Co.                                        40,384 $  2,133,487       0.2%
    Spirit Aerosystems Holdings, Inc. Class A                     12,233      983,166       0.1%
    Stanley Black & Decker, Inc.                                   7,592    1,074,951       0.1%
*   Stericycle, Inc.                                               7,263      426,411       0.0%
*   Teledyne Technologies, Inc.                                    4,033      754,534       0.1%
    Textron, Inc.                                                 27,397    1,702,450       0.1%
    Toro Co. (The)                                                 8,742      510,445       0.0%
#   TransDigm Group, Inc.                                          1,934      619,982       0.0%
*   TransUnion                                                    10,255      665,652       0.1%
    Trinity Industries, Inc.                                      10,375      330,651       0.0%
    Union Pacific Corp.                                           46,648    6,233,572       0.5%
*   United Continental Holdings, Inc.                             45,965    3,104,476       0.2%
    United Parcel Service, Inc. Class B                           36,699    4,165,336       0.3%
*   United Rentals, Inc.                                           8,053    1,207,950       0.1%
    United Technologies Corp.                                     46,145    5,544,322       0.4%
*   Univar, Inc.                                                   2,576       70,995       0.0%
*   USG Corp.                                                     16,488      663,312       0.1%
*   Verisk Analytics, Inc.                                        10,712    1,140,292       0.1%
*   WABCO Holdings, Inc.                                           3,015      388,905       0.0%
#   Wabtec Corp.                                                   6,945      616,785       0.0%
    Waste Management, Inc.                                        22,859    1,858,208       0.1%
#   Watsco, Inc.                                                   3,839      642,725       0.0%
    Woodward, Inc.                                                 5,001      359,772       0.0%
#   WW Grainger, Inc.                                              3,082      867,121       0.1%
#*  XPO Logistics, Inc.                                           14,827    1,440,591       0.1%
    Xylem, Inc.                                                   10,662      777,260       0.1%
                                                                         ------------      ----
Total Industrials                                                         166,319,837      12.1%
                                                                         ------------      ----
Information Technology -- (22.7%)
    Accenture P.L.C. Class A                                      33,316    5,037,379       0.4%
    Activision Blizzard, Inc.                                     31,204    2,070,385       0.2%
*   Adobe Systems, Inc.                                           20,007    4,433,551       0.3%
#*  Advanced Micro Devices, Inc.                                  27,537      299,603       0.0%
*   Akamai Technologies, Inc.                                     18,747    1,343,223       0.1%
    Alliance Data Systems Corp.                                    3,053      619,912       0.0%
*   Alphabet, Inc. Class A                                        12,945   13,185,518       1.0%
*   Alphabet, Inc. Class C                                        13,746   13,984,218       1.0%
    Amdocs, Ltd.                                                  12,605      847,686       0.1%
    Amphenol Corp. Class A                                        14,121    1,182,069       0.1%
    Analog Devices, Inc.                                          11,789    1,029,769       0.1%
*   ANSYS, Inc.                                                    5,414      875,227       0.1%
    Apple, Inc.                                                  258,898   42,785,483       3.1%
    Applied Materials, Inc.                                       54,514    2,707,710       0.2%
*   Arista Networks, Inc.                                          2,965      784,391       0.1%
*   ARRIS International P.L.C.                                    17,273      466,371       0.0%
*   Arrow Electronics, Inc.                                        9,356      699,267       0.1%
*   Aspen Technology, Inc.                                         4,903      430,238       0.0%
#*  Atlassian Corp. P.L.C. Class A                                 2,100      117,558       0.0%
*   Autodesk, Inc.                                                 4,292      540,363       0.0%
    Automatic Data Processing, Inc.                               24,431    2,884,812       0.2%
    Avnet, Inc.                                                    7,573      297,089       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   Black Knight, Inc.                                            12,084 $   587,887       0.0%
    Booz Allen Hamilton Holding Corp.                             15,922     630,989       0.0%
    Broadcom, Inc.                                                21,209   4,865,769       0.4%
    Broadridge Financial Solutions, Inc.                           7,098     760,977       0.1%
    CA, Inc.                                                      43,990   1,530,852       0.1%
*   Cadence Design Systems, Inc.                                  14,129     566,008       0.0%
*   Cavium, Inc.                                                   4,027     302,065       0.0%
    CDK Global, Inc.                                               6,626     432,280       0.0%
    CDW Corp.                                                      7,926     565,045       0.0%
    Cisco Systems, Inc.                                          251,175  11,124,541       0.8%
*   Citrix Systems, Inc.                                          10,015   1,030,644       0.1%
    Cognex Corp.                                                   9,918     458,708       0.0%
    Cognizant Technology Solutions Corp. Class A                  31,056   2,541,002       0.2%
#*  Coherent, Inc.                                                 2,251     378,663       0.0%
*   CommScope Holding Co., Inc.                                   17,008     650,046       0.1%
    Corning, Inc.                                                 46,104   1,245,730       0.1%
    Cypress Semiconductor Corp.                                   36,414     530,916       0.0%
*   Dell Technologies, Inc. Class V                                7,981     572,796       0.0%
    Dolby Laboratories, Inc. Class A                               6,448     385,719       0.0%
    DXC Technology Co.                                            14,407   1,484,785       0.1%
*   eBay, Inc.                                                    49,784   1,885,818       0.1%
*   EchoStar Corp. Class A                                         4,518     237,376       0.0%
*   Electronic Arts, Inc.                                         12,686   1,496,694       0.1%
    Entegris, Inc.                                                 3,891     125,290       0.0%
*   EPAM Systems, Inc.                                             4,933     564,089       0.0%
*   Euronet Worldwide, Inc.                                        5,262     411,015       0.0%
*   F5 Networks, Inc.                                              3,373     550,103       0.0%
*   Facebook, Inc. Class A                                        98,862  17,004,264       1.2%
    Fidelity National Information Services, Inc.                  20,277   1,925,707       0.1%
*   First Data Corp. Class A                                      22,268     403,051       0.0%
*   First Solar, Inc.                                              8,159     578,555       0.0%
*   Fiserv, Inc.                                                  22,436   1,589,815       0.1%
*   FleetCor Technologies, Inc.                                    6,462   1,339,443       0.1%
*   Flex, Ltd.                                                    74,773     972,049       0.1%
    FLIR Systems, Inc.                                            15,067     806,838       0.1%
*   Fortinet, Inc.                                                 3,563     197,248       0.0%
#*  Gartner, Inc.                                                  2,948     357,563       0.0%
    Genpact, Ltd.                                                 22,481     716,919       0.1%
    Global Payments, Inc.                                         10,307   1,165,206       0.1%
*   GoDaddy, Inc. Class A                                          5,218     336,874       0.0%
#*  GrubHub, Inc.                                                  6,543     661,759       0.1%
#*  Guidewire Software, Inc.                                       5,108     432,239       0.0%
    Hewlett Packard Enterprise Co.                                64,006   1,091,302       0.1%
    HP, Inc.                                                      68,428   1,470,518       0.1%
*   IAC/InterActiveCorp                                            4,531     734,656       0.1%
*   Integrated Device Technology, Inc.                             1,251      34,815       0.0%
    Intel Corp.                                                  291,056  15,024,311       1.1%
    International Business Machines Corp.                         47,694   6,913,722       0.5%
    Intuit, Inc.                                                  12,914   2,386,378       0.2%
*   IPG Photonics Corp.                                            3,533     752,635       0.1%
    Jabil, Inc.                                                   27,352     727,563       0.1%
    Jack Henry & Associates, Inc.                                  4,202     502,055       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Juniper Networks, Inc.                                        32,657 $   803,036       0.1%
*   Keysight Technologies, Inc.                                   15,926     823,056       0.1%
    KLA-Tencor Corp.                                               7,500     763,050       0.1%
    Lam Research Corp.                                            10,112   1,871,327       0.1%
    Leidos Holdings, Inc.                                         13,622     874,941       0.1%
    LogMeIn, Inc.                                                  5,321     586,374       0.0%
    Marvell Technology Group, Ltd.                                38,907     780,474       0.1%
    Mastercard, Inc. Class A                                      50,743   9,045,955       0.7%
#*  Match Group, Inc.                                              3,203     150,925       0.0%
    Maxim Integrated Products, Inc.                               12,952     705,884       0.1%
    MAXIMUS, Inc.                                                  4,418     298,789       0.0%
#   Microchip Technology, Inc.                                    17,795   1,488,730       0.1%
*   Micron Technology, Inc.                                       94,070   4,325,339       0.3%
*   Microsemi Corp.                                               15,335     992,021       0.1%
    Microsoft Corp.                                              373,443  34,924,389       2.5%
    MKS Instruments, Inc.                                          6,924     709,018       0.1%
    Monolithic Power Systems, Inc.                                 1,227     143,682       0.0%
    Motorola Solutions, Inc.                                       6,018     660,957       0.1%
    National Instruments Corp.                                    10,804     441,776       0.0%
*   NCR Corp.                                                     10,778     331,639       0.0%
    NetApp, Inc.                                                  18,942   1,261,158       0.1%
*   Nuance Communications, Inc.                                   14,334     210,996       0.0%
*   Nutanix, Inc. Class A                                          3,110     157,335       0.0%
    NVIDIA Corp.                                                  29,401   6,612,285       0.5%
*   ON Semiconductor Corp.                                        40,179     887,152       0.1%
    Oracle Corp.                                                 156,044   7,126,529       0.5%
*   Palo Alto Networks, Inc.                                       2,165     416,784       0.0%
    Paychex, Inc.                                                 17,448   1,056,825       0.1%
#*  Paycom Software, Inc.                                          5,600     639,576       0.1%
*   PayPal Holdings, Inc.                                         46,828   3,493,837       0.3%
*   Proofpoint, Inc.                                               1,686     198,847       0.0%
*   PTC, Inc.                                                      4,107     338,211       0.0%
*   Qorvo, Inc.                                                    9,617     648,186       0.1%
    QUALCOMM, Inc.                                                82,129   4,189,400       0.3%
*   Red Hat, Inc.                                                  6,967   1,136,039       0.1%
#   Sabre Corp.                                                   34,374     709,479       0.1%
*   salesforce.com, Inc.                                          17,416   2,107,162       0.2%
    Seagate Technology P.L.C.                                     13,761     796,624       0.1%
*   ServiceNow, Inc.                                               4,705     781,689       0.1%
    Skyworks Solutions, Inc.                                      15,670   1,359,529       0.1%
*   Splunk, Inc.                                                   3,553     364,715       0.0%
*   Square, Inc. Class A                                           5,286     250,239       0.0%
    SS&C Technologies Holdings, Inc.                              18,226     904,921       0.1%
    Symantec Corp.                                                25,122     698,140       0.1%
    SYNNEX Corp.                                                   5,301     531,001       0.0%
*   Synopsys, Inc.                                                 6,772     579,074       0.0%
*   Tableau Software, Inc. Class A                                 4,049     344,367       0.0%
*   Take-Two Interactive Software, Inc.                            5,681     566,453       0.0%
    TE Connectivity, Ltd.                                         20,471   1,878,214       0.1%
*   Teradata Corp.                                                 2,075      84,909       0.0%
    Teradyne, Inc.                                                18,716     609,206       0.0%
    Texas Instruments, Inc.                                       53,446   5,421,028       0.4%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
    Total System Services, Inc.                                   11,714 $    984,679       0.1%
*   Trimble, Inc.                                                 13,322      460,941       0.0%
*   Twitter, Inc.                                                 52,303    1,585,304       0.1%
#*  Tyler Technologies, Inc.                                       1,406      307,802       0.0%
#*  Ubiquiti Networks, Inc.                                        6,668      475,162       0.0%
#*  Ultimate Software Group, Inc. (The)                            1,290      309,497       0.0%
#   Universal Display Corp.                                        3,284      289,156       0.0%
#*  VeriSign, Inc.                                                 4,048      475,316       0.0%
    Versum Materials, Inc.                                         4,003      140,826       0.0%
#   Visa, Inc. Class A                                            86,500   10,975,120       0.8%
*   VMware, Inc. Class A                                           2,735      364,466       0.0%
    Western Digital Corp.                                         16,346    1,287,901       0.1%
#   Western Union Co. (The)                                       26,940      532,065       0.0%
*   WEX, Inc.                                                      5,242      848,785       0.1%
*   Workday, Inc. Class A                                          3,536      441,434       0.0%
*   Worldpay, Inc. Class A                                        12,710    1,032,306       0.1%
    Xerox Corp.                                                   21,897      688,661       0.1%
    Xilinx, Inc.                                                  10,436      670,409       0.1%
*   Zebra Technologies Corp. Class A                               5,850      788,756       0.1%
*   Zillow Group, Inc. Class A                                     3,902      188,740       0.0%
#*  Zillow Group, Inc. Class C                                     7,922      384,138       0.0%
                                                                         ------------      ----
Total Information Technology                                              320,975,850      23.3%
                                                                         ------------      ----
Materials -- (3.9%)
    Air Products & Chemicals, Inc.                                11,055    1,794,116       0.1%
    Albemarle Corp.                                                9,027      875,258       0.1%
*   Alcoa Corp.                                                   23,977    1,227,622       0.1%
    AptarGroup, Inc.                                               6,535      611,022       0.0%
    Ashland Global Holdings, Inc.                                  4,447      294,302       0.0%
    Avery Dennison Corp.                                           6,473      678,435       0.1%
*   Axalta Coating Systems, Ltd.                                  21,703      670,623       0.1%
    Ball Corp.                                                    25,251    1,012,313       0.1%
    Bemis Co., Inc.                                               11,614      502,538       0.0%
*   Berry Global Group, Inc.                                       9,047      497,585       0.0%
    Celanese Corp. Series A                                       12,237    1,329,795       0.1%
    CF Industries Holdings, Inc.                                  23,668      918,318       0.1%
    Chemours Co. (The)                                            12,523      606,238       0.0%
*   Crown Holdings, Inc.                                           8,790      438,094       0.0%
    DowDuPont, Inc.                                               94,441    5,972,449       0.4%
    Eagle Materials, Inc.                                          4,966      491,435       0.0%
    Eastman Chemical Co.                                          18,083    1,845,913       0.1%
    Ecolab, Inc.                                                  14,671    2,123,921       0.2%
    FMC Corp.                                                      8,402      669,891       0.1%
    Freeport-McMoRan, Inc.                                       142,290    2,164,231       0.2%
    Graphic Packaging Holding Co.                                 44,118      630,887       0.0%
    Huntsman Corp.                                                37,766    1,124,294       0.1%
    International Flavors & Fragrances, Inc.                       3,606      509,384       0.0%
    International Paper Co.                                       23,223    1,197,378       0.1%
    LyondellBasell Industries NV Class A                          20,401    2,156,998       0.2%
    Martin Marietta Materials, Inc.                                5,774    1,124,602       0.1%
    Monsanto Co.                                                  14,368    1,801,316       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Materials -- (Continued)
    Mosaic Co. (The)                                              24,105 $   649,630       0.1%
    NewMarket Corp.                                                1,046     397,009       0.0%
    Newmont Mining Corp.                                          48,401   1,901,675       0.1%
    Nucor Corp.                                                   35,318   2,176,295       0.2%
    Olin Corp.                                                    23,733     716,499       0.1%
    Packaging Corp. of America                                     9,358   1,082,627       0.1%
    PPG Industries, Inc.                                          14,869   1,574,330       0.1%
    Praxair, Inc.                                                 10,509   1,602,833       0.1%
    Reliance Steel & Aluminum Co.                                  9,384     825,041       0.1%
    Royal Gold, Inc.                                               6,413     569,474       0.0%
    RPM International, Inc.                                       12,080     583,464       0.0%
    Scotts Miracle-Gro Co. (The)                                   5,434     454,174       0.0%
#   Sealed Air Corp.                                              11,791     517,035       0.0%
    Sherwin-Williams Co. (The)                                     4,554   1,674,324       0.1%
    Sonoco Products Co.                                           16,028     823,198       0.1%
#   Southern Copper Corp.                                          5,514     291,194       0.0%
    Steel Dynamics, Inc.                                          26,881   1,204,538       0.1%
    United States Steel Corp.                                     25,920     876,874       0.1%
    Valvoline, Inc.                                               11,906     241,454       0.0%
    Vulcan Materials Co.                                          12,049   1,345,753       0.1%
    Westlake Chemical Corp.                                        8,446     903,469       0.1%
    WestRock Co.                                                  15,764     932,598       0.1%
    WR Grace & Co.                                                 4,189     286,695       0.0%
                                                                         -----------       ---
Total Materials                                                           54,899,141       4.0%
                                                                         -----------       ---
Real Estate -- (0.2%)
*   CBRE Group, Inc. Class A                                      26,906   1,219,111       0.1%
*   Howard Hughes Corp. (The)                                      3,854     521,446       0.0%
    Jones Lang LaSalle, Inc.                                       4,863     824,327       0.1%
                                                                         -----------       ---
Total Real Estate                                                          2,564,884       0.2%
                                                                         -----------       ---
Telecommunication Services -- (2.2%)
    AT&T, Inc.                                                   410,018  13,407,589       1.0%
    CenturyLink, Inc.                                            122,726   2,280,249       0.1%
#*  Sprint Corp.                                                  54,103     303,518       0.0%
*   T-Mobile US, Inc.                                             20,646   1,249,289       0.1%
    Verizon Communications, Inc.                                 264,901  13,072,864       0.9%
*   Zayo Group Holdings, Inc.                                     21,227     770,540       0.1%
                                                                         -----------       ---
Total Telecommunication Services                                          31,084,049       2.2%
                                                                         -----------       ---
Utilities -- (2.1%)
    AES Corp.                                                     23,898     292,512       0.0%
    Alliant Energy Corp.                                          10,900     468,155       0.0%
    Ameren Corp.                                                  10,767     631,162       0.1%
    American Electric Power Co., Inc.                             20,549   1,438,019       0.1%
    American Water Works Co., Inc.                                 6,460     559,307       0.0%
    Aqua America, Inc.                                            13,073     459,516       0.0%
    Atmos Energy Corp.                                             4,044     351,383       0.0%
    Avangrid, Inc.                                                 4,361     229,868       0.0%
    CenterPoint Energy, Inc.                                      19,176     485,728       0.0%
    CMS Energy Corp.                                              12,885     608,043       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                  --------- -------------- ---------------
Utilities -- (Continued)
     Consolidated Edison, Inc.                                       12,938 $    1,036,722        0.1%
     Dominion Energy, Inc.                                           26,098      1,737,083        0.1%
     DTE Energy Co.                                                   6,721        708,393        0.1%
     Duke Energy Corp.                                               26,608      2,132,897        0.2%
     Edison International                                            12,186        798,427        0.1%
     Entergy Corp.                                                    6,233        508,550        0.0%
     Eversource Energy                                               11,859        714,505        0.1%
     Exelon Corp.                                                    37,960      1,506,253        0.1%
     FirstEnergy Corp.                                               15,825        544,380        0.0%
     Great Plains Energy, Inc.                                       14,676        480,345        0.0%
     MDU Resources Group, Inc.                                        9,422        265,418        0.0%
     National Fuel Gas Co.                                            3,665        188,198        0.0%
     NextEra Energy, Inc.                                            19,028      3,118,879        0.2%
     NiSource, Inc.                                                  15,254        372,045        0.0%
     NRG Energy, Inc.                                                19,755        612,405        0.1%
     OGE Energy Corp.                                                11,836        389,049        0.0%
     PG&E Corp.                                                      19,430        895,723        0.1%
     Pinnacle West Capital Corp.                                      3,915        315,158        0.0%
     PPL Corp.                                                       25,992        756,367        0.1%
     Public Service Enterprise Group, Inc.                           20,893      1,089,570        0.1%
     SCANA Corp.                                                      5,182        190,542        0.0%
     Sempra Energy                                                    9,107      1,018,163        0.1%
     Southern Co. (The)                                              36,923      1,702,889        0.1%
     UGI Corp.                                                        9,582        463,673        0.0%
     Vectren Corp.                                                    3,815        268,080        0.0%
*    Vistra Energy Corp.                                             29,643        677,343        0.1%
     WEC Energy Group, Inc.                                          12,887        828,376        0.1%
     Westar Energy, Inc.                                              5,228        283,253        0.0%
     Xcel Energy, Inc.                                               21,688      1,015,866        0.1%
                                                                            --------------      -----
Total Utilities                                                                 30,142,245        2.2%
                                                                            --------------      -----
TOTAL COMMON STOCKS                                                          1,374,453,850       99.7%
                                                                            --------------      -----
TOTAL INVESTMENT SECURITIES                                                  1,374,453,850
                                                                            --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     State Street Institutional U.S. Government Money Market
       Fund, 1.630%                                               2,653,278      2,653,278        0.2%
                                                                            --------------      -----
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@ DFA Short Term Investment Fund                               3,395,410     39,284,894        2.8%
                                                                            --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,125,022,371)                         $1,416,392,022      102.7%
                                                                            ==============      =====

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary       $  208,442,787          --   --    $  208,442,787
   Consumer Staples                 93,781,360          --   --        93,781,360
   Energy                           79,936,344          --   --        79,936,344
   Financials                      199,638,105          --   --       199,638,105
   Health Care                     186,669,248          --   --       186,669,248
   Industrials                     166,319,837          --   --       166,319,837
   Information Technology          320,975,850          --   --       320,975,850
   Materials                        54,899,141          --   --        54,899,141
   Real Estate                       2,564,884          --   --         2,564,884
   Telecommunication Services       31,084,049          --   --        31,084,049
   Utilities                        30,142,245          --   --        30,142,245
Temporary Cash Investments           2,653,278          --   --         2,653,278
Securities Lending Collateral               -- $39,284,894   --        39,284,894
                                -------------- -----------   --    --------------
TOTAL                           $1,377,107,128 $39,284,894   --    $1,416,392,022
                                ============== ===========   ==    ==============

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (13.9%)
*   1-800-Flowers.com, Inc. Class A                                494,848 $ 6,284,570       0.1%
    A.H. Belo Corp. Class A                                        170,653     955,657       0.0%
    Aaron's, Inc.                                                  498,036  20,802,964       0.2%
#   Abercrombie & Fitch Co. Class A                                637,578  16,334,748       0.2%
    Acushnet Holdings Corp.                                         24,050     581,048       0.0%
#   Adient P.L.C.                                                  414,406  25,398,944       0.2%
#*  Adtalem Global Education, Inc.                                 541,575  25,778,970       0.2%
#   AMC Entertainment Holdings, Inc. Class A                       278,625   4,862,006       0.1%
    AMCON Distributing Co.                                             850      78,051       0.0%
#*  America's Car-Mart, Inc.                                        99,127   5,283,469       0.1%
#*  American Axle & Manufacturing Holdings, Inc.                 1,219,999  18,714,785       0.2%
    American Eagle Outfitters, Inc.                              1,432,171  29,617,296       0.3%
*   American Public Education, Inc.                                170,399   6,867,080       0.1%
#   Ark Restaurants Corp.                                           15,140     369,416       0.0%
#*  Ascena Retail Group, Inc.                                    1,781,635   3,955,230       0.0%
*   Ascent Capital Group, Inc. Class A                             137,768     476,677       0.0%
#*  AutoNation, Inc.                                               791,996  36,582,295       0.3%
#*  AV Homes, Inc.                                                 115,693   1,926,288       0.0%
*   Ballantyne Strong, Inc.                                        125,592     596,575       0.0%
*   Barnes & Noble Education, Inc.                                 510,067   3,667,382       0.0%
    Barnes & Noble, Inc.                                           815,272   4,524,760       0.0%
#   Bassett Furniture Industries, Inc.                              67,060   1,948,093       0.0%
    BBX Capital Corp.                                               57,455     573,401       0.0%
#   Beasley Broadcast Group, Inc. Class A                           35,724     405,467       0.0%
*   Beazer Homes USA, Inc.                                          32,248     473,401       0.0%
#   Bed Bath & Beyond, Inc.                                        981,555  17,137,950       0.2%
#*  Belmond, Ltd. Class A                                          668,282   7,150,617       0.1%
#   Big 5 Sporting Goods Corp.                                     158,519   1,331,560       0.0%
*   Biglari Holdings, Inc.                                           3,733   1,277,657       0.0%
    BJ's Restaurants, Inc.                                         164,848   9,206,761       0.1%
#*  Bojangles', Inc.                                               190,600   2,811,350       0.0%
#*  Boot Barn Holdings, Inc.                                       212,389   4,156,453       0.0%
#   Bowl America, Inc. Class A                                      14,256     213,983       0.0%
#   Boyd Gaming Corp.                                               50,714   1,684,212       0.0%
*   Bridgepoint Education, Inc.                                    302,674   1,767,616       0.0%
#*  Build-A-Bear Workshop, Inc.                                    171,524   1,560,868       0.0%
    Caleres, Inc.                                                  434,916  14,234,801       0.1%
#   Callaway Golf Co.                                            1,074,867  18,552,204       0.2%
*   Cambium Learning Group, Inc.                                       966       9,795       0.0%
*   Career Education Corp.                                         135,368   1,755,723       0.0%
#   Carriage Services, Inc.                                        186,946   4,866,204       0.1%
#*  Carrols Restaurant Group, Inc.                                 290,741   2,994,632       0.0%
    Cato Corp. (The) Class A                                       200,931   3,257,092       0.0%
#*  Cavco Industries, Inc.                                          89,948  15,322,642       0.1%
*   Century Casinos, Inc.                                            4,989      38,316       0.0%
*   Century Communities, Inc.                                      216,216   6,648,642       0.1%
#*  Cherokee, Inc.                                                 103,693      74,763       0.0%
    Chico's FAS, Inc.                                            1,358,356  13,488,475       0.1%
#*  Christopher & Banks Corp.                                      192,272     203,808       0.0%
*   Chuy's Holdings, Inc.                                          162,417   4,645,126       0.1%
    Citi Trends, Inc.                                              133,900   4,101,357       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Clarus Corp.                                                     1,859 $    13,292       0.0%
    Columbia Sportswear Co.                                         28,726   2,384,545       0.0%
#*  Conn's, Inc.                                                   100,646   2,566,473       0.0%
#*  Container Store Group, Inc. (The)                               20,360     126,843       0.0%
#   Cooper Tire & Rubber Co.                                       636,974  15,574,014       0.2%
*   Cooper-Standard Holdings, Inc.                                 166,819  20,652,192       0.2%
#   Core-Mark Holding Co., Inc.                                    263,538   5,431,518       0.1%
#*  Crocs, Inc.                                                    959,532  15,160,606       0.1%
    CSS Industries, Inc.                                            31,801     542,525       0.0%
    Culp, Inc.                                                      72,070   2,129,668       0.0%
    Dana, Inc.                                                     262,994   6,240,848       0.1%
*   DavidsTea, Inc.                                                  2,280       9,120       0.0%
#*  Deckers Outdoor Corp.                                          376,752  35,135,892       0.3%
*   Del Frisco's Restaurant Group, Inc.                            198,390   3,154,401       0.0%
*   Del Taco Restaurants, Inc.                                     337,421   3,765,618       0.0%
*   Delta Apparel, Inc.                                             34,139     617,575       0.0%
#*  Destination Maternity Corp.                                     72,674     206,394       0.0%
#*  Destination XL Group, Inc.                                      18,973      32,254       0.0%
#   Dick's Sporting Goods, Inc.                                    475,891  15,747,233       0.2%
#   Dillard's, Inc. Class A                                        272,611  20,323,150       0.2%
#   Dine Brands Global, Inc.                                        53,194   4,220,412       0.0%
*   Dixie Group, Inc. (The)                                         47,282     141,846       0.0%
    Dover Motorsports, Inc.                                         17,605      36,090       0.0%
#*  Drive Shack, Inc.                                              195,048   1,059,111       0.0%
#   DSW, Inc. Class A                                              803,439  17,916,690       0.2%
#*  El Pollo Loco Holdings, Inc.                                   205,309   2,053,090       0.0%
#*  Eldorado Resorts, Inc.                                          29,899   1,210,910       0.0%
#   Emerald Expositions Events, Inc.                                 1,961      37,788       0.0%
*   Emerson Radio Corp.                                             86,891     126,861       0.0%
*   Emmis Communications Corp. Class A                               9,646      43,986       0.0%
#   Entercom Communications Corp. Class A                          158,430   1,608,065       0.0%
    Entravision Communications Corp. Class A                       468,274   2,177,474       0.0%
#*  Eros International P.L.C.                                       27,955     299,119       0.0%
    Escalade, Inc.                                                  11,439     151,567       0.0%
#   Ethan Allen Interiors, Inc.                                    315,530   6,957,436       0.1%
*   EVINE Live, Inc.                                                38,586      44,760       0.0%
#   EW Scripps Co. (The) Class A                                   634,139   7,057,967       0.1%
#*  Express, Inc.                                                  706,805   5,541,351       0.1%
#*  Fiesta Restaurant Group, Inc.                                  308,003   6,468,063       0.1%
#   Finish Line, Inc. (The) Class A                                262,450   3,561,446       0.0%
#   Flanigan's Enterprises, Inc.                                     2,074      51,746       0.0%
    Flexsteel Industries, Inc.                                      48,259   1,769,175       0.0%
#   Fluent, Inc.                                                     2,871       7,895       0.0%
#   Foot Locker, Inc.                                              252,071  10,859,219       0.1%
#*  Fossil Group, Inc.                                             154,142   2,304,423       0.0%
#*  Francesca's Holdings Corp.                                     486,276   2,407,066       0.0%
#   Fred's, Inc. Class A                                           266,785     638,950       0.0%
#*  FTD Cos., Inc.                                                 312,702   2,013,801       0.0%
#*  G-III Apparel Group, Ltd.                                      504,095  18,394,427       0.2%
#   GameStop Corp. Class A                                       1,387,073  18,933,546       0.2%
    Gaming Partners International Corp.                             13,313     118,486       0.0%
#   Gannett Co., Inc.                                              934,357   9,035,232       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  GCI Liberty, Inc. Class A                                       83,539 $ 3,725,839       0.0%
#*  Genesco, Inc.                                                  198,088   8,468,262       0.1%
    Gentex Corp.                                                   457,569  10,405,119       0.1%
*   Gentherm, Inc.                                                  64,333   2,174,455       0.0%
#*  Global Eagle Entertainment, Inc.                                22,205      25,980       0.0%
    Goodyear Tire & Rubber Co. (The)                             1,322,879  33,217,492       0.3%
    Graham Holdings Co. Class B                                     45,784  27,610,041       0.3%
#*  Gray Television, Inc.                                          593,016   6,701,081       0.1%
#*  Green Brick Partners, Inc.                                      96,025     969,853       0.0%
#   Group 1 Automotive, Inc.                                       164,911  10,776,934       0.1%
#   Guess?, Inc.                                                   673,400  15,683,486       0.2%
#*  Habit Restaurants, Inc. (The) Class A                          112,574   1,136,997       0.0%
    Hamilton Beach Brands Holding Co. Class A                       80,716   1,795,931       0.0%
#*  Harte-Hanks, Inc.                                               32,597     287,180       0.0%
    Haverty Furniture Cos., Inc.                                   127,488   2,313,907       0.0%
    Haverty Furniture Cos., Inc. Class A                               844      15,340       0.0%
*   Helen of Troy, Ltd.                                            191,770  17,096,295       0.2%
#*  Hemisphere Media Group, Inc.                                    51,267     558,810       0.0%
#*  Hibbett Sports, Inc.                                           198,539   5,400,261       0.1%
#   Hooker Furniture Corp.                                          85,572   3,230,343       0.0%
#*  Horizon Global Corp.                                           255,295   1,907,054       0.0%
*   Houghton Mifflin Harcourt Co.                                  468,104   3,183,107       0.0%
#*  Iconix Brand Group, Inc.                                       498,442     404,087       0.0%
    ILG, Inc.                                                      449,478  15,340,684       0.1%
#*  IMAX Corp.                                                     162,853   3,778,190       0.0%
*   Insignia Systems, Inc.                                           3,334       7,201       0.0%
    International Game Technology P.L.C.                           586,157  16,570,658       0.2%
*   J Alexander's Holdings, Inc.                                    37,981     453,873       0.0%
*   J. Jill, Inc.                                                   35,468     181,241       0.0%
#*  JAKKS Pacific, Inc.                                             54,360     127,746       0.0%
#*  JC Penney Co., Inc.                                          1,359,791   3,956,992       0.0%
    John Wiley & Sons, Inc. Class A                                 98,447   6,492,580       0.1%
    Johnson Outdoors, Inc. Class A                                  40,764   2,639,877       0.0%
*   K12, Inc.                                                      380,016   5,814,245       0.1%
#   KB Home                                                        180,898   4,802,842       0.1%
*   Kirkland's, Inc.                                               172,864   1,830,630       0.0%
#   Kohl's Corp.                                                 1,425,417  88,546,904       0.8%
#*  Kona Grill, Inc.                                                10,932      18,584       0.0%
*   La Quinta Holdings, Inc.                                       679,153  13,270,650       0.1%
    La-Z-Boy, Inc.                                                 569,255  16,394,544       0.2%
*   Lakeland Industries, Inc.                                       56,298     729,059       0.0%
#*  Lands' End, Inc.                                                12,569     243,210       0.0%
#*  Laureate Education, Inc. Class A                                61,717     871,444       0.0%
    Lennar Corp. Class A                                            33,525   1,773,137       0.0%
    Lennar Corp. Class B                                            25,001   1,067,293       0.0%
#*  LGI Homes, Inc.                                                 38,288   2,649,530       0.0%
#   Libbey, Inc.                                                   227,956   1,303,908       0.0%
*   Liberty Expedia Holdings, Inc. Class A                         176,311   7,193,489       0.1%
#*  Liberty Latin America, Ltd. Class A                             42,348     779,203       0.0%
#*  Liberty Latin America, Ltd. Class C                             93,580   1,690,055       0.0%
#   Liberty Tax, Inc.                                               31,881     328,374       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                     663,296   6,102,323       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Lifetime Brands, Inc.                                           68,563 $   815,900       0.0%
*   Lincoln Educational Services Corp.                              11,206      20,955       0.0%
#   Lions Gate Entertainment Corp. Class A                         163,375   4,066,404       0.0%
    Lions Gate Entertainment Corp. Class B                          74,554   1,716,233       0.0%
#   Lithia Motors, Inc. Class A                                    151,790  14,550,589       0.1%
*   Luby's, Inc.                                                   143,405     369,985       0.0%
*   M/I Homes, Inc.                                                154,973   4,723,577       0.1%
#   Macy's, Inc.                                                 2,032,105  63,137,502       0.6%
*   Madison Square Garden Co. (The) Class A                         30,409   7,389,995       0.1%
    Marcus Corp. (The)                                             121,676   3,625,945       0.0%
#*  MarineMax, Inc.                                                233,233   5,037,833       0.1%
#   Marriott Vacations Worldwide Corp.                             211,037  25,875,247       0.2%
#*  McClatchy Co. (The) Class A                                     22,317     210,672       0.0%
#   MDC Holdings, Inc.                                             364,472  10,573,333       0.1%
#   Meredith Corp.                                                 334,899  17,347,768       0.2%
*   Meritage Homes Corp.                                           267,052  11,883,814       0.1%
*   Modine Manufacturing Co.                                       354,457   6,096,660       0.1%
*   Monarch Casino & Resort, Inc.                                   13,813     589,263       0.0%
#   Monro, Inc.                                                     82,915   4,639,094       0.1%
#*  Motorcar Parts of America, Inc.                                258,627   4,924,258       0.1%
#   Movado Group, Inc.                                              96,220   3,795,879       0.0%
*   Murphy USA, Inc.                                                 6,465     404,515       0.0%
*   Nautilus, Inc.                                                 211,058   3,070,894       0.0%
*   New Home Co., Inc. (The)                                        57,458     573,431       0.0%
    New Media Investment Group, Inc.                               306,747   5,085,865       0.1%
#*  New York & Co., Inc.                                           214,963     844,805       0.0%
#   New York Times Co. (The) Class A                               432,406  10,139,921       0.1%
    News Corp. Class A                                             280,293   4,479,082       0.0%
    News Corp. Class B                                               2,954      48,003       0.0%
#   Nexstar Media Group, Inc. Class A                              243,056  15,130,236       0.1%
    Office Depot, Inc.                                           4,223,861   9,672,642       0.1%
#*  Overstock.com, Inc.                                            337,671  12,865,265       0.1%
#   Oxford Industries, Inc.                                         75,981   5,853,576       0.1%
    P&F Industries, Inc. Class A                                     1,458      11,810       0.0%
#*  Papa Murphy's Holdings, Inc.                                     2,180      11,074       0.0%
#*  Party City Holdco, Inc.                                         96,805   1,524,679       0.0%
#   Peak Resorts, Inc.                                               2,100       9,765       0.0%
#   Penske Automotive Group, Inc.                                  727,716  32,819,992       0.3%
#*  Perry Ellis International, Inc.                                108,954   2,827,356       0.0%
#   PICO Holdings, Inc.                                            152,801   1,841,252       0.0%
#   Pier 1 Imports, Inc.                                         1,083,445   2,416,082       0.0%
*   Playa Hotels & Resorts NV                                        7,706      79,372       0.0%
#*  Potbelly Corp.                                                 308,137   3,682,237       0.0%
#   PulteGroup, Inc.                                             1,217,718  36,969,918       0.3%
#   Ralph Lauren Corp.                                             103,141  11,330,039       0.1%
    RCI Hospitality Holdings, Inc.                                  69,237   1,882,554       0.0%
*   Reading International, Inc. Class A                            146,602   2,247,409       0.0%
*   Red Lion Hotels Corp.                                          171,565   1,689,915       0.0%
#*  Red Robin Gourmet Burgers, Inc.                                101,000   6,297,350       0.1%
#*  Regis Corp.                                                    375,886   5,871,339       0.1%
    Rocky Brands, Inc.                                              47,189   1,125,458       0.0%
    Saga Communications, Inc. Class A                               20,113     746,192       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Salem Media Group, Inc.                                         87,485 $   275,578       0.0%
    Scholastic Corp.                                               226,977   9,396,848       0.1%
#*  Sequential Brands Group, Inc.                                    5,331      10,289       0.0%
*   Shiloh Industries, Inc.                                        250,673   2,083,093       0.0%
#   Shoe Carnival, Inc.                                            109,362   2,665,152       0.0%
#*  Shutterfly, Inc.                                                13,828   1,118,962       0.0%
#   Signet Jewelers, Ltd.                                          511,215  19,876,039       0.2%
#   Sinclair Broadcast Group, Inc. Class A                          58,366   1,654,676       0.0%
#*  Skechers U.S.A., Inc. Class A                                  253,343   7,220,275       0.1%
#*  Skyline Corp.                                                   29,533     749,548       0.0%
#   Sonic Automotive, Inc. Class A                                 284,584   5,634,763       0.1%
    Speedway Motorsports, Inc.                                     258,903   4,569,638       0.0%
#   Stage Stores, Inc.                                             177,385     516,190       0.0%
#   Standard Motor Products, Inc.                                  239,463  10,859,647       0.1%
#   Stein Mart, Inc.                                                42,702      87,539       0.0%
#   Steven Madden, Ltd.                                             44,576   2,150,792       0.0%
*   Stoneridge, Inc.                                               280,287   7,379,957       0.1%
#   Strattec Security Corp.                                         26,168     855,694       0.0%
#   Superior Industries International, Inc.                        196,038   2,577,900       0.0%
    Superior Uniform Group, Inc.                                    54,110   1,451,230       0.0%
*   Sypris Solutions, Inc.                                          58,417      82,368       0.0%
*   Tandy Leather Factory, Inc.                                     74,640     552,336       0.0%
*   Taylor Morrison Home Corp. Class A                             919,063  21,836,937       0.2%
    TEGNA, Inc.                                                    534,877   5,653,650       0.1%
    Thor Industries, Inc.                                           14,360   1,524,170       0.0%
#   Tile Shop Holdings, Inc.                                       286,700   1,963,895       0.0%
    Tilly's, Inc. Class A                                          152,359   1,707,944       0.0%
#   Toll Brothers, Inc.                                          1,774,310  74,804,910       0.7%
*   TopBuild Corp.                                                 174,235  13,886,529       0.1%
    Tower International, Inc.                                      216,057   6,373,681       0.1%
#   Townsquare Media, Inc. Class A                                  54,084     412,120       0.0%
*   Trans World Entertainment Corp.                                 56,939      71,174       0.0%
*   TravelCenters of America LLC                                   131,315     479,300       0.0%
#*  TRI Pointe Group, Inc.                                       1,711,053  29,276,117       0.3%
    Tribune Media Co. Class A                                       52,266   1,975,132       0.0%
#*  Tuesday Morning Corp.                                          347,267   1,232,798       0.0%
*   Unifi, Inc.                                                    112,981   3,345,367       0.0%
#*  Universal Electronics, Inc.                                     78,435   3,631,540       0.0%
*   Universal Technical Institute, Inc.                             32,013     100,201       0.0%
#*  Urban One, Inc.                                                 24,959      46,174       0.0%
*   Urban Outfitters, Inc.                                         906,835  36,518,245       0.3%
#*  Vera Bradley, Inc.                                             417,221   4,747,975       0.1%
#*  Vista Outdoor, Inc.                                            639,909  10,718,476       0.1%
#*  Vitamin Shoppe, Inc.                                           336,116   1,663,774       0.0%
#*  VOXX International Corp.                                       180,475     902,375       0.0%
    Weyco Group, Inc.                                               41,772   1,533,032       0.0%
#*  William Lyon Homes Class A                                     240,629   6,463,295       0.1%
#   Winnebago Industries, Inc.                                     340,758  12,914,728       0.1%
    Wolverine World Wide, Inc.                                     925,240  27,720,190       0.3%
*   ZAGG, Inc.                                                     189,162   2,118,614       0.0%
#*  Zoe's Kitchen, Inc.                                             39,619     584,380       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.                                                   199,354 $    4,664,884       0.1%
                                                                           --------------      ----
Total Consumer Discretionary                                                1,728,242,714      15.9%
                                                                           --------------      ----
Consumer Staples -- (2.5%)
#   Alico, Inc.                                                     30,431        982,921       0.0%
*   Alliance One International, Inc.                               106,527      2,226,414       0.0%
    Andersons, Inc. (The)                                          203,113      6,631,639       0.1%
#*  Arcadia Biosciences, Inc.                                        4,400         54,604       0.0%
#   B&G Foods, Inc.                                                 18,900        429,975       0.0%
*   Bridgford Foods Corp.                                            1,048         15,877       0.0%
#   Casey's General Stores, Inc.                                    16,461      1,590,133       0.0%
#*  CCA Industries, Inc.                                            20,184         60,550       0.0%
#*  Central Garden & Pet Co.                                        92,668      3,474,123       0.0%
*   Central Garden & Pet Co. Class A                               254,649      9,040,039       0.1%
#*  Chefs' Warehouse, Inc. (The)                                   233,402      5,659,999       0.1%
#*  Craft Brew Alliance, Inc.                                      244,903      4,726,628       0.0%
*   Darling Ingredients, Inc.                                    1,416,223     24,274,062       0.2%
#   Dean Foods Co.                                               1,058,121      9,110,422       0.1%
#*  Edgewell Personal Care Co.                                     186,049      8,195,458       0.1%
#*  Farmer Brothers Co.                                            148,370      4,206,290       0.0%
#   Fresh Del Monte Produce, Inc.                                  345,031     16,958,274       0.2%
#*  Hostess Brands, Inc.                                           489,760      6,881,128       0.1%
    Ingles Markets, Inc. Class A                                   116,832      4,001,496       0.0%
#   Inter Parfums, Inc.                                            192,375      9,849,600       0.1%
#   John B. Sanfilippo & Son, Inc.                                  73,385      4,174,873       0.0%
*   Landec Corp.                                                   162,576      2,162,261       0.0%
    Limoneira Co.                                                   49,366      1,149,240       0.0%
    Mannatech, Inc.                                                  5,132        102,383       0.0%
*   Natural Alternatives International, Inc.                        42,078        422,884       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                       117,527        840,318       0.0%
    Nature's Sunshine Products, Inc.                                 4,308         39,849       0.0%
    Oil-Dri Corp. of America                                        33,043      1,280,747       0.0%
#   Orchids Paper Products Co.                                      60,361        368,806       0.0%
*   Performance Food Group Co.                                     205,107      6,655,722       0.1%
#*  Post Holdings, Inc.                                            611,801     48,681,006       0.4%
#   Sanderson Farms, Inc.                                          224,860     24,995,438       0.2%
    Seaboard Corp.                                                   2,008      8,046,156       0.1%
*   Seneca Foods Corp. Class A                                      59,474      1,638,509       0.0%
*   Seneca Foods Corp. Class B                                         189          5,594       0.0%
#*  Smart & Final Stores, Inc.                                     255,718      1,304,162       0.0%
    SpartanNash Co.                                                217,091      3,946,714       0.0%
#*  SUPERVALU, Inc.                                                422,182      7,392,407       0.1%
#*  TreeHouse Foods, Inc.                                          360,350     13,873,475       0.1%
#*  United Natural Foods, Inc.                                     637,947     28,720,374       0.3%
    Universal Corp.                                                233,911     11,005,513       0.1%
*   US Foods Holding Corp.                                         472,509     16,150,358       0.2%
#   Village Super Market, Inc. Class A                              52,947      1,440,158       0.0%
#   Weis Markets, Inc.                                             129,567      5,962,673       0.1%
                                                                           --------------      ----
Total Consumer Staples                                                        308,729,252       2.8%
                                                                           --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Energy -- (10.3%)
*   Abraxas Petroleum Corp.                                         80,638 $   230,625       0.0%
    Adams Resources & Energy, Inc.                                  25,853   1,184,067       0.0%
#*  Antero Resources Corp.                                       1,561,234  29,663,446       0.3%
#*  Approach Resources, Inc.                                        28,800      80,064       0.0%
#   Arch Coal, Inc. Class A                                        163,064  13,180,463       0.1%
#   Archrock, Inc.                                                 641,244   6,925,435       0.1%
*   Ardmore Shipping Corp.                                         105,499     843,992       0.0%
#*  Barnwell Industries, Inc.                                       21,188      39,833       0.0%
#*  Basic Energy Services, Inc.                                    337,330   5,457,999       0.1%
*   Bonanza Creek Energy, Inc.                                     125,926   3,819,336       0.0%
#   Bristow Group, Inc.                                            431,409   6,924,114       0.1%
#*  Callon Petroleum Co.                                         2,486,901  34,592,793       0.3%
#*  CARBO Ceramics, Inc.                                             4,214      37,252       0.0%
#*  Carrizo Oil & Gas, Inc.                                        129,521   2,599,486       0.0%
#*  Clean Energy Fuels Corp.                                       873,342   1,406,081       0.0%
*   Cloud Peak Energy, Inc.                                        776,262   2,476,276       0.0%
*   CNX Resources Corp.                                          3,011,679  44,753,550       0.4%
*   CONSOL Energy, Inc.                                            376,460  11,839,667       0.1%
#*  Contango Oil & Gas Co.                                         329,616   1,229,468       0.0%
#   CVR Energy, Inc.                                               202,081   6,971,795       0.1%
#*  Dawson Geophysical Co.                                         228,475   1,645,020       0.0%
    Delek US Holdings, Inc.                                        671,116  31,790,765       0.3%
#*  Denbury Resources, Inc.                                      1,967,972   6,474,628       0.1%
#   DHT Holdings, Inc.                                             883,650   3,207,650       0.0%
#*  Diamond Offshore Drilling, Inc.                                919,289  16,905,725       0.2%
#*  Dorian LPG, Ltd.                                               246,057   1,769,150       0.0%
#*  Dril-Quip, Inc.                                                452,333  18,749,203       0.2%
#*  Eclipse Resources Corp.                                        313,369     416,781       0.0%
*   ENGlobal Corp.                                                   3,521       2,993       0.0%
#   EnLink Midstream LLC                                           212,244   3,151,823       0.0%
#   Ensco P.L.C. Class A                                         3,841,475  21,704,334       0.2%
#*  EP Energy Corp. Class A                                        103,499     190,438       0.0%
*   Era Group, Inc.                                                180,259   1,901,732       0.0%
*   Exterran Corp.                                                 201,080   5,889,633       0.1%
#*  Extraction Oil & Gas, Inc.                                     456,515   6,445,992       0.1%
#*  Forum Energy Technologies, Inc.                              1,064,131  13,408,051       0.1%
#   Frank's International NV                                        55,190     385,778       0.0%
#   GasLog, Ltd.                                                   316,620   5,335,047       0.0%
*   Geospace Technologies Corp.                                    100,183   1,055,929       0.0%
#   Green Plains, Inc.                                             308,122   5,731,069       0.1%
#   Gulf Island Fabrication, Inc.                                  142,593   1,425,930       0.0%
#   Gulfmark Offshore, Inc.                                          2,631      89,454       0.0%
*   Gulfport Energy Corp.                                        1,790,517  16,651,808       0.2%
#*  Halcon Resources Corp.                                       1,108,670   5,953,558       0.1%
    Hallador Energy Co.                                             74,866     489,624       0.0%
#*  Helix Energy Solutions Group, Inc.                           1,360,737  10,504,890       0.1%
#   Helmerich & Payne, Inc.                                        829,460  57,688,943       0.5%
#*  HighPoint Resources Corp.                                      705,156   4,872,628       0.0%
    HollyFrontier Corp.                                          1,595,985  96,860,330       0.9%
#*  Hornbeck Offshore Services, Inc.                               175,386     631,390       0.0%
#*  Independence Contract Drilling, Inc.                           110,885     508,962       0.0%
#*  International Seaways, Inc.                                    128,852   2,593,791       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Energy -- (Continued)
*   ION Geophysical Corp.                                            9,991 $   287,741       0.0%
#*  Kosmos Energy, Ltd.                                          1,420,904  10,003,164       0.1%
#*  Laredo Petroleum, Inc.                                         537,487   5,912,357       0.1%
#*  Lonestar Resources US Inc. Class A                              11,284      57,436       0.0%
#*  Mammoth Energy Services, Inc.                                   12,469     404,993       0.0%
#*  Matador Resources Co.                                          116,137   3,802,325       0.0%
*   Matrix Service Co.                                             249,710   3,845,534       0.0%
#*  McDermott International, Inc.                                2,746,455  18,126,603       0.2%
*   Midstates Petroleum Co., Inc.                                   39,818     557,054       0.0%
*   Mitcham Industries, Inc.                                        90,708     295,708       0.0%
#   Murphy Oil Corp.                                             1,739,578  52,378,694       0.5%
#   Nabors Industries, Ltd.                                      3,189,153  24,269,454       0.2%
    NACCO Industries, Inc. Class A                                  42,716   1,574,085       0.0%
*   Natural Gas Services Group, Inc.                                82,518   1,988,684       0.0%
#*  Newpark Resources, Inc.                                        950,247   9,977,593       0.1%
#*  Noble Corp. P.L.C.                                           2,644,851  12,351,454       0.1%
#   Nordic American Offshore, Ltd.                                     123         137       0.0%
#*  Oasis Petroleum, Inc.                                        2,934,743  32,370,215       0.3%
#   Oceaneering International, Inc.                                869,835  18,475,295       0.2%
#*  Oil States International, Inc.                                 478,175  17,190,391       0.2%
*   Overseas Shipholding Group, Inc. Class A                       317,291   1,183,495       0.0%
#*  Pacific Ethanol, Inc.                                          400,516   1,401,806       0.0%
    Panhandle Oil and Gas, Inc. Class A                             67,366   1,310,269       0.0%
#*  Par Pacific Holdings, Inc.                                      81,679   1,377,925       0.0%
#*  Parker Drilling Co.                                            762,687     480,798       0.0%
#*  Parsley Energy, Inc. Class A                                   149,638   4,493,629       0.0%
    Patterson-UTI Energy, Inc.                                   1,888,794  40,457,967       0.4%
#   PBF Energy, Inc. Class A                                     1,256,465  48,160,303       0.4%
#*  PDC Energy, Inc.                                               536,640  28,731,706       0.3%
    Peabody Energy Corp.                                           248,194   9,145,949       0.1%
#*  Penn Virginia Corp.                                             71,605   3,323,904       0.0%
*   PHI, Inc. Non-Voting                                           121,036   1,516,581       0.0%
#*  Pioneer Energy Services Corp.                                  977,441   3,372,171       0.0%
*   PrimeEnergy Corp.                                                  148       9,901       0.0%
*   QEP Resources, Inc.                                          1,754,342  21,367,886       0.2%
#   Range Resources Corp.                                        1,405,933  19,472,172       0.2%
#*  Renewable Energy Group, Inc.                                   438,110   5,651,619       0.1%
#*  REX American Resources Corp.                                    48,898   3,656,592       0.0%
*   RigNet, Inc.                                                    64,186     969,209       0.0%
#*  Ring Energy, Inc.                                              323,306   5,405,676       0.1%
#*  Rowan Cos. P.L.C. Class A                                    1,191,358  17,203,210       0.2%
*   RSP Permian, Inc.                                            1,264,171  62,715,523       0.6%
#*  SandRidge Energy, Inc.                                         103,518   1,505,152       0.0%
#   Scorpio Tankers, Inc.                                        2,680,187   7,129,297       0.1%
#*  SEACOR Holdings, Inc.                                          158,838   8,710,676       0.1%
#*  SEACOR Marine Holdings, Inc.                                   126,505   2,996,903       0.0%
#   Select Energy Services, Inc. Class A                            17,223     259,206       0.0%
#   SemGroup Corp. Class A                                         749,469  18,849,145       0.2%
#   Ship Finance International, Ltd.                               270,829   3,859,313       0.0%
*   SilverBow Resources, Inc.                                       19,924     610,671       0.0%
#   SM Energy Co.                                                1,522,010  36,452,139       0.3%
#*  Smart Sand, Inc.                                                76,766     561,927       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Energy -- (Continued)
#*  SRC Energy, Inc.                                             1,924,505 $   21,246,535       0.2%
*   Stone Energy Corp.                                              46,966      1,671,990       0.0%
#*  Superior Energy Services, Inc.                               1,986,194     21,311,862       0.2%
#   Teekay Tankers, Ltd. Class A                                   691,927        795,716       0.0%
*   TETRA Technologies, Inc.                                       885,467      3,479,885       0.0%
#*  Tidewater, Inc.                                                  3,505        120,081       0.0%
#*  Transocean, Ltd.                                             1,945,696     24,068,260       0.2%
#*  Unit Corp.                                                     463,424     10,510,456       0.1%
#   US Silica Holdings, Inc.                                       694,279     20,904,741       0.2%
#*  Whiting Petroleum Corp.                                      1,049,311     42,832,875       0.4%
    World Fuel Services Corp.                                      444,185      9,536,652       0.1%
*   WPX Energy, Inc.                                             1,492,823     25,512,345       0.2%
                                                                           --------------      ----
Total Energy                                                                1,276,891,826      11.7%
                                                                           --------------      ----
Financials -- (22.7%)
    1st Constitution Bancorp                                         1,062         22,939       0.0%
    1st Source Corp.                                               167,538      8,711,976       0.1%
#   A-Mark Precious Metals, Inc.                                    48,769        654,968       0.0%
#   Access National Corp.                                           27,905        776,038       0.0%
*   Allegiance Bancshares, Inc.                                     34,380      1,390,671       0.0%
#*  Ambac Financial Group, Inc.                                    252,781      4,304,860       0.0%
    American Equity Investment Life Holding Co.                    697,295     21,058,309       0.2%
    American National Bankshares, Inc.                              44,096      1,695,491       0.0%
    American National Insurance Co.                                 80,912      9,763,651       0.1%
    American River Bankshares                                       10,872        168,625       0.0%
#   Ameris Bancorp                                                  66,125      3,418,662       0.0%
    AMERISAFE, Inc.                                                  7,787        461,769       0.0%
    AmeriServ Financial, Inc.                                      102,848        421,677       0.0%
    Amtrust Financial Services, Inc.                               544,302      7,016,053       0.1%
*   Anchor Bancorp, Inc.                                             1,550         38,363       0.0%
    Argo Group International Holdings, Ltd.                        236,287     13,810,975       0.1%
    Arrow Financial Corp.                                           51,004      1,805,542       0.0%
    Aspen Insurance Holdings, Ltd.                                 806,149     34,221,025       0.3%
    Associated Banc-Corp                                         1,554,959     41,128,666       0.4%
#   Associated Capital Group, Inc. Class A                           2,671         96,557       0.0%
    Assurant, Inc.                                                 581,268     53,953,296       0.5%
    Assured Guaranty, Ltd.                                       1,416,140     51,391,721       0.5%
    Asta Funding, Inc.                                               7,105         24,868       0.0%
    Atlantic American Corp.                                            864          2,851       0.0%
*   Atlantic Capital Bancshares, Inc.                               61,464      1,186,255       0.0%
*   Atlantic Coast Financial Corp.                                   7,633         77,322       0.0%
*   Atlanticus Holdings Corp.                                       64,328        140,878       0.0%
#*  Atlas Financial Holdings, Inc.                                  58,257        611,699       0.0%
    Auburn National Bancorporation, Inc.                               692         27,888       0.0%
    Axis Capital Holdings, Ltd.                                    508,186     29,830,518       0.3%
    Baldwin & Lyons, Inc. Class A                                      453         10,827       0.0%
    Baldwin & Lyons, Inc. Class B                                   42,193        983,097       0.0%
#   Banc of California, Inc.                                       234,020      4,493,184       0.0%
    BancFirst Corp.                                                107,145      6,123,337       0.1%
    Bancorp of New Jersey, Inc.                                        525          8,964       0.0%
*   Bancorp, Inc. (The)                                            619,386      6,410,645       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    BancorpSouth Bank                                              402,915 $13,316,341       0.1%
    Bank of Commerce Holdings                                       40,187     448,085       0.0%
    Bank of Marin Bancorp                                           31,890   2,313,619       0.0%
    BankFinancial Corp.                                            116,939   1,979,777       0.0%
    BankUnited, Inc.                                                10,686     423,272       0.0%
    Bankwell Financial Group, Inc.                                  10,735     339,011       0.0%
    Banner Corp.                                                   277,636  15,936,306       0.2%
    Bar Harbor Bankshares                                           21,182     618,938       0.0%
    BCB Bancorp, Inc.                                               39,781     616,606       0.0%
    Beneficial Bancorp, Inc.                                       542,269   8,594,964       0.1%
    Berkshire Hills Bancorp, Inc.                                  407,946  15,481,551       0.1%
#   Blue Capital Reinsurance Holdings, Ltd.                         33,530     388,948       0.0%
    Blue Hills Bancorp, Inc.                                        81,913   1,664,882       0.0%
#   BOK Financial Corp.                                            133,595  13,450,345       0.1%
    Boston Private Financial Holdings, Inc.                        817,924  13,127,680       0.1%
    Bridge Bancorp, Inc.                                            95,897   3,155,011       0.0%
    Brookline Bancorp, Inc.                                        641,729  10,652,701       0.1%
    Bryn Mawr Bank Corp.                                           144,118   6,427,663       0.1%
#*  BSB Bancorp, Inc.                                               22,030     710,468       0.0%
    C&F Financial Corp.                                             14,554     842,677       0.0%
#   Cadence BanCorp                                                 14,355     419,597       0.0%
    California First National Bancorp                                4,450      70,310       0.0%
    Cambridge Bancorp                                                  454      40,406       0.0%
    Camden National Corp.                                           74,677   3,308,938       0.0%
#*  Cannae Holdings, Inc.                                           52,843   1,091,736       0.0%
    Capital City Bank Group, Inc.                                   79,055   1,769,251       0.0%
    Capitol Federal Financial, Inc.                              1,618,835  20,186,872       0.2%
#*  Capstar Financial Holdings, Inc.                                   661      12,618       0.0%
    Carolina Financial Corp.                                        66,470   2,606,289       0.0%
    CenterState Banks Corp.                                        142,278   4,123,216       0.0%
    Central Pacific Financial Corp.                                205,416   5,973,497       0.1%
    Central Valley Community Bancorp                                20,659     425,575       0.0%
    Century Bancorp, Inc. Class A                                   14,519   1,161,520       0.0%
    Charter Financial Corp.                                         28,445     661,631       0.0%
#   Chemical Financial Corp.                                       458,218  25,151,586       0.2%
    Chemung Financial Corp.                                          1,759      83,025       0.0%
    CIT Group, Inc.                                                607,694  32,177,397       0.3%
#   Citizens & Northern Corp.                                       29,455     711,338       0.0%
    Citizens Community Bancorp, Inc.                                 6,617      92,439       0.0%
    Citizens Holding Co.                                             1,603      35,747       0.0%
#*  Citizens, Inc.                                                  90,495     703,146       0.0%
#   City Holding Co.                                                59,257   4,241,616       0.0%
#   Civista Bancshares, Inc.                                        14,407     330,497       0.0%
    CNB Financial Corp.                                             70,954   2,012,255       0.0%
    CNO Financial Group, Inc.                                    1,174,038  25,171,375       0.2%
    CoBiz Financial, Inc.                                           12,380     249,457       0.0%
    Codorus Valley Bancorp, Inc.                                    10,265     299,841       0.0%
#   Columbia Banking System, Inc.                                  573,343  23,054,122       0.2%
#   Community Bank System, Inc.                                    310,670  17,475,187       0.2%
#*  Community Bankers Trust Corp.                                    7,300      63,510       0.0%
#   Community Financial Corp. (The)                                  1,101      39,680       0.0%
    Community Trust Bancorp, Inc.                                  126,036   6,049,728       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Community West Bancshares                                        5,040 $    57,708       0.0%
    ConnectOne Bancorp, Inc.                                       185,802   4,905,173       0.1%
#*  Consumer Portfolio Services, Inc.                              177,797     608,066       0.0%
#*  Cowen, Inc.                                                    160,150   2,482,325       0.0%
#*  Customers Bancorp, Inc.                                        350,964  10,114,782       0.1%
#   CVB Financial Corp.                                            130,029   2,880,142       0.0%
    Dime Community Bancshares, Inc.                                395,595   7,813,001       0.1%
    Donegal Group, Inc. Class A                                    136,469   1,899,648       0.0%
    Eagle Bancorp Montana, Inc.                                        600      11,760       0.0%
*   Eagle Bancorp, Inc.                                             70,426   4,134,006       0.0%
    EMC Insurance Group, Inc.                                      113,987   2,961,382       0.0%
    Employers Holdings, Inc.                                       301,751  12,341,616       0.1%
#*  Encore Capital Group, Inc.                                     167,050   7,450,430       0.1%
*   Enova International, Inc.                                      309,712   9,074,562       0.1%
#*  Enstar Group, Ltd.                                              50,675  10,649,351       0.1%
#   Enterprise Bancorp, Inc.                                        19,284     697,695       0.0%
    Enterprise Financial Services Corp.                             27,118   1,378,950       0.0%
*   Equity Bancshares, Inc. Class A                                 58,587   2,233,922       0.0%
#   ESSA Bancorp, Inc.                                              35,707     522,036       0.0%
#   Evans Bancorp, Inc.                                              6,766     306,500       0.0%
#*  Ezcorp, Inc. Class A                                           471,783   6,463,427       0.1%
    Farmers Capital Bank Corp.                                      36,286   1,819,743       0.0%
    Farmers National Banc Corp.                                     90,568   1,335,878       0.0%
#*  FB Financial Corp.                                              17,258     687,386       0.0%
    FBL Financial Group, Inc. Class A                              152,293  11,840,781       0.1%
*   FCB Financial Holdings, Inc. Class A                           215,994  12,484,453       0.1%
#   Federal Agricultural Mortgage Corp. Class A                        300      24,186       0.0%
#   Federal Agricultural Mortgage Corp. Class C                     72,270   6,179,808       0.1%
    Federated National Holding Co.                                 142,895   2,414,925       0.0%
    Fidelity Southern Corp.                                        260,805   5,928,098       0.1%
    Financial Engines, Inc.                                        126,533   5,649,698       0.1%
    Financial Institutions, Inc.                                   135,147   4,203,072       0.0%
*   First Acceptance Corp.                                          86,504      72,663       0.0%
    First American Financial Corp.                                 211,341  10,801,639       0.1%
*   First BanCorp(2296926)                                       1,753,622  12,661,151       0.1%
    First Bancorp(2351494)                                         115,172   4,393,812       0.0%
    First Bancorp, Inc.                                             60,600   1,679,832       0.0%
    First Bancshares, Inc. (The)                                    22,109     715,226       0.0%
    First Bank                                                      12,121     170,300       0.0%
    First Busey Corp.                                              147,682   4,378,771       0.0%
    First Business Financial Services, Inc.                         27,655     718,753       0.0%
    First Citizens BancShares, Inc. Class A                         37,403  16,168,943       0.2%
#   First Commonwealth Financial Corp.                             794,506  12,028,821       0.1%
    First Community Bancshares, Inc.                               101,684   3,155,255       0.0%
    First Connecticut Bancorp, Inc.                                 54,033   1,302,195       0.0%
    First Defiance Financial Corp.                                  68,682   4,097,568       0.0%
    First Financial Bancorp                                        696,924  21,569,798       0.2%
    First Financial Corp.                                           42,280   1,807,470       0.0%
    First Financial Northwest, Inc.                                 83,546   1,411,927       0.0%
#*  First Foundation, Inc.                                         143,242   2,562,599       0.0%
    First Hawaiian, Inc.                                            12,420     342,171       0.0%
#   First Horizon National Corp.                                   285,217   5,219,471       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    First Internet Bancorp                                          31,218 $ 1,067,656       0.0%
    First Interstate Bancsystem, Inc. Class A                      359,545  14,561,572       0.1%
    First Merchants Corp.                                          317,536  13,679,451       0.1%
#   First Mid-Illinois Bancshares, Inc.                             15,130     556,028       0.0%
    First Midwest Bancorp, Inc.                                  1,057,283  25,702,550       0.2%
*   First Northwest Bancorp                                            600       9,642       0.0%
    First of Long Island Corp. (The)                                37,019     981,004       0.0%
*   First United Corp.                                               6,534     126,433       0.0%
    FirstCash, Inc.                                                146,974  12,742,646       0.1%
#*  Flagstar Bancorp, Inc.                                         453,383  15,664,383       0.2%
    Flushing Financial Corp.                                       233,634   6,053,457       0.1%
    FNB Bancorp                                                      9,481     343,402       0.0%
#   FNB Corp.                                                    1,904,773  24,762,049       0.2%
#*  Franklin Financial Network, Inc.                                89,285   3,008,904       0.0%
    FS Bancorp, Inc.                                                 7,424     427,474       0.0%
#   Fulton Financial Corp.                                       1,674,900  28,305,810       0.3%
#   Gain Capital Holdings, Inc.                                    249,038   2,032,150       0.0%
#   GAMCO Investors, Inc. Class A                                    2,777      71,230       0.0%
*   Genworth Financial, Inc. Class A                               548,416   1,513,628       0.0%
#   German American Bancorp, Inc.                                   38,956   1,314,765       0.0%
    Global Indemnity, Ltd.                                          87,816   3,590,796       0.0%
    Great Southern Bancorp, Inc.                                   106,692   5,638,672       0.1%
#   Great Western Bancorp, Inc.                                    466,291  19,183,212       0.2%
#*  Green Bancorp, Inc.                                             75,453   1,701,465       0.0%
*   Green Dot Corp. Class A                                        384,083  23,356,087       0.2%
#   Greenhill & Co., Inc.                                          156,719   3,181,396       0.0%
#*  Greenlight Capital Re, Ltd. Class A                            316,824   4,910,772       0.1%
    Guaranty Bancorp                                                70,441   2,007,569       0.0%
    Guaranty Federal Bancshares, Inc.                                  348       8,175       0.0%
*   Hallmark Financial Services, Inc.                              118,607   1,218,094       0.0%
    Hancock Holding Co.                                            721,035  35,222,560       0.3%
    Hanmi Financial Corp.                                          304,493   8,404,007       0.1%
    Hanover Insurance Group, Inc. (The)                            298,277  34,257,113       0.3%
*   HarborOne Bancorp, Inc.                                         21,826     383,919       0.0%
    Hawthorn Bancshares, Inc.                                          625      13,719       0.0%
#   HCI Group, Inc.                                                109,308   4,578,912       0.0%
#   Heartland Financial USA, Inc.                                  116,869   6,270,022       0.1%
    Heritage Commerce Corp.                                        289,015   4,765,857       0.1%
    Heritage Financial Corp.                                       134,283   3,988,205       0.0%
#   Heritage Insurance Holdings, Inc.                               93,295   1,464,732       0.0%
    Hilltop Holdings, Inc.                                         734,484  16,467,131       0.2%
    Hingham Institution for Savings                                    491     100,164       0.0%
*   HMN Financial, Inc.                                              4,634      88,973       0.0%
    Home Bancorp, Inc.                                              17,536     760,186       0.0%
#   Home BancShares, Inc.                                          192,098   4,464,358       0.0%
#*  HomeStreet, Inc.                                               253,188   6,456,294       0.1%
*   HomeTrust Bancshares, Inc.                                      52,143   1,360,932       0.0%
    Hope Bancorp, Inc.                                           1,587,088  27,440,752       0.3%
    HopFed Bancorp, Inc.                                            13,170     197,418       0.0%
    Horace Mann Educators Corp.                                    261,120  11,672,064       0.1%
    Horizon Bancorp                                                163,429   4,700,218       0.1%
#*  Howard Bancorp, Inc.                                            20,104     381,976       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Iberiabank Corp.                                               446,621 $33,474,244       0.3%
    Independence Holding Co.                                        13,672     483,989       0.0%
#   Independent Bank Corp.(2447821)                                205,051  14,825,187       0.1%
    Independent Bank Corp.(2492133)                                 24,000     573,600       0.0%
    Independent Bank Group, Inc.                                   157,125  11,218,725       0.1%
    Infinity Property & Casualty Corp.                              16,186   2,136,552       0.0%
    International Bancshares Corp.                                 705,742  28,088,532       0.3%
*   INTL. FCStone, Inc.                                            151,430   6,787,093       0.1%
    Investar Holding Corp.                                             532      13,539       0.0%
#   Investment Technology Group, Inc.                              277,882   5,618,774       0.1%
#   Investors Bancorp, Inc.                                      3,443,442  46,038,820       0.4%
    Investors Title Co.                                              7,718   1,502,695       0.0%
#   James River Group Holdings, Ltd.                                81,119   2,946,242       0.0%
#   Janus Henderson Group P.L.C.                                   327,037  10,331,099       0.1%
    Kearny Financial Corp.                                         656,547   9,224,485       0.1%
#   Kemper Corp.                                                   407,736  27,522,180       0.3%
    Kentucky First Federal Bancorp                                   2,420      21,296       0.0%
    Kingstone Cos., Inc.                                            28,842     493,198       0.0%
#   Lake Shore Bancorp, Inc.                                           406       6,902       0.0%
    Lakeland Bancorp, Inc.                                         209,335   4,082,032       0.0%
#   Lakeland Financial Corp.                                         4,018     190,935       0.0%
    Landmark Bancorp, Inc.                                           1,296      37,325       0.0%
    LCNB Corp.                                                       1,207      22,571       0.0%
    LegacyTexas Financial Group, Inc.                              354,546  14,561,204       0.1%
    Legg Mason, Inc.                                             1,001,898  39,775,351       0.4%
#*  LendingClub Corp.                                              687,401   1,849,109       0.0%
    Macatawa Bank Corp.                                            233,990   2,499,013       0.0%
#   Mackinac Financial Corp.                                        27,138     427,966       0.0%
#   Maiden Holdings, Ltd.                                          884,392   6,765,599       0.1%
*   Malvern Bancorp, Inc.                                              500      12,725       0.0%
    Marlin Business Services Corp.                                  93,457   2,560,722       0.0%
#   MB Financial, Inc.                                             440,214  18,761,921       0.2%
#*  MBIA, Inc.                                                     630,156   5,368,929       0.1%
    MBT Financial Corp.                                            107,853   1,097,404       0.0%
    Mercantile Bank Corp.                                           98,304   3,470,131       0.0%
#   Mercury General Corp.                                          272,178  12,446,700       0.1%
#   Meridian Bancorp, Inc.                                         281,171   5,314,132       0.1%
#   Meta Financial Group, Inc.                                      73,347   8,152,519       0.1%
    Mid Penn Bancorp, Inc.                                             106       3,853       0.0%
#   Midland States Bancorp, Inc.                                    26,377     830,876       0.0%
#   MidSouth Bancorp, Inc.                                          78,386   1,093,485       0.0%
    MidWestOne Financial Group, Inc.                                28,440     917,759       0.0%
#   MutualFirst Financial, Inc.                                     28,820   1,059,135       0.0%
    National Bank Holdings Corp. Class A                           255,252   8,979,765       0.1%
#   National Bankshares, Inc.                                        3,945     180,878       0.0%
*   National Commerce Corp.                                         33,251   1,439,768       0.0%
#   National General Holdings Corp.                                450,126  11,599,747       0.1%
#   National Security Group, Inc. (The)                              2,423      38,744       0.0%
#   National Western Life Group, Inc. Class A                       17,645   5,600,699       0.1%
#*  Nationstar Mortgage Holdings, Inc.                             147,236   2,653,193       0.0%
    Navient Corp.                                                2,548,039  33,786,997       0.3%
    Navigators Group, Inc. (The)                                   177,607  10,034,795       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                        SHARES     VALUE+    OF NET ASSETS**
                                                                       --------- ----------- ---------------
Financials -- (Continued)
#         NBT Bancorp, Inc.                                              288,444 $10,539,744       0.1%
          Nelnet, Inc. Class A                                           277,864  14,673,998       0.1%
#         New York Community Bancorp, Inc.                             2,558,497  30,394,944       0.3%
(degrees) NewStar Financial, Inc.                                        289,426     142,476       0.0%
*         Nicholas Financial, Inc.                                        44,982     393,143       0.0%
*         Nicolet Bankshares, Inc.                                        17,118     951,247       0.0%
*         NMI Holdings, Inc. Class A                                     323,335   4,478,190       0.0%
#         Northeast Bancorp                                               28,714     559,923       0.0%
#         Northeast Community Bancorp, Inc.                                9,687      97,354       0.0%
          Northfield Bancorp, Inc.                                       408,494   6,470,545       0.1%
          Northrim BanCorp, Inc.                                          54,485   1,917,872       0.0%
#         Northwest Bancshares, Inc.                                     968,169  16,071,605       0.2%
          Norwood Financial Corp.                                            552      16,345       0.0%
          OceanFirst Financial Corp.                                     161,609   4,360,211       0.0%
#*        Ocwen Financial Corp.                                          497,887   2,021,421       0.0%
#         OFG Bancorp                                                    338,999   4,576,486       0.0%
#         Ohio Valley Banc Corp.                                           2,740     124,807       0.0%
          Old Line Bancshares, Inc.                                       36,829   1,254,027       0.0%
#         Old National Bancorp                                         1,565,410  26,925,052       0.3%
          Old Republic International Corp.                             1,967,382  40,134,593       0.4%
#         Old Second Bancorp, Inc.                                       127,539   1,823,808       0.0%
#*        On Deck Capital, Inc.                                          330,548   1,735,377       0.0%
*         OneMain Holdings, Inc.                                         224,662   6,930,823       0.1%
          Oppenheimer Holdings, Inc. Class A                              60,715   1,630,198       0.0%
          Opus Bank                                                      239,151   6,744,058       0.1%
#         Oritani Financial Corp.                                        482,755   7,386,151       0.1%
          Orrstown Financial Services, Inc.                                  573      15,099       0.0%
*         Pacific Premier Bancorp, Inc.                                   72,701   2,889,865       0.0%
          PacWest Bancorp                                              1,150,140  58,933,174       0.5%
          Park National Corp.                                              4,925     531,309       0.0%
          Peapack Gladstone Financial Corp.                              135,845   4,488,319       0.0%
          Penns Woods Bancorp, Inc.                                       17,143     745,721       0.0%
#         People's United Financial, Inc.                              3,781,635  69,166,104       0.6%
          People's Utah Bancorp                                           32,509   1,035,412       0.0%
          Peoples Bancorp of North Carolina, Inc.                          4,395     135,146       0.0%
          Peoples Bancorp, Inc.                                          141,564   5,076,485       0.1%
          Peoples Financial Services Corp.                                 1,885      88,407       0.0%
*         PHH Corp.                                                      533,561   5,661,082       0.1%
#         Pinnacle Financial Partners, Inc.                              357,783  22,916,001       0.2%
          Piper Jaffray Cos.                                              60,340   4,226,817       0.0%
          Popular, Inc.                                                  714,315  33,065,641       0.3%
#*        PRA Group, Inc.                                                271,712   9,672,947       0.1%
          Premier Financial Bancorp, Inc.                                 33,209     653,553       0.0%
          ProAssurance Corp.                                              83,100   3,930,630       0.0%
#         Prosperity Bancshares, Inc.                                    646,317  46,386,171       0.4%
          Provident Financial Holdings, Inc.                              42,950     788,133       0.0%
          Provident Financial Services, Inc.                             464,398  12,130,076       0.1%
          Prudential Bancorp, Inc.                                         9,448     172,615       0.0%
          QCR Holdings, Inc.                                              67,658   3,061,524       0.0%
*         Regional Management Corp.                                      104,777   3,444,020       0.0%
          Reinsurance Group of America, Inc.                              61,595   9,202,293       0.1%
          RenaissanceRe Holdings, Ltd.                                   187,660  25,529,266       0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
#   Renasant Corp.                                                 407,931 $18,450,719       0.2%
    Republic Bancorp, Inc. Class A                                  46,306   1,952,724       0.0%
    Riverview Bancorp, Inc.                                        143,953   1,351,719       0.0%
#   S&T Bancorp, Inc.                                              219,166   9,354,005       0.1%
    Safety Insurance Group, Inc.                                   141,194  11,295,520       0.1%
    Sandy Spring Bancorp, Inc.                                     200,660   7,952,156       0.1%
    Santander Consumer USA Holdings, Inc.                        1,464,456  27,019,213       0.3%
#*  Seacoast Banking Corp. of Florida                              198,560   5,486,213       0.1%
*   Security National Financial Corp. Class A                       27,018     144,546       0.0%
*   Select Bancorp, Inc.                                               700       9,128       0.0%
    Selective Insurance Group, Inc.                                372,923  22,077,042       0.2%
    Shore Bancshares, Inc.                                          31,324     566,651       0.0%
    SI Financial Group, Inc.                                        13,724     196,253       0.0%
    Sierra Bancorp                                                  93,696   2,610,371       0.0%
#   Simmons First National Corp. Class A                           731,566  22,093,293       0.2%
*   SmartFinancial, Inc.                                             8,321     198,456       0.0%
    South State Corp.                                              198,518  17,181,733       0.2%
*   Southern First Bancshares, Inc.                                 12,202     559,462       0.0%
    Southern Missouri Bancorp, Inc.                                 14,747     514,670       0.0%
    Southern National Bancorp of Virginia, Inc.                     26,851     436,329       0.0%
    Southside Bancshares, Inc.                                     134,844   4,696,617       0.1%
    Southwest Georgia Financial Corp.                                2,355      49,220       0.0%
    State Auto Financial Corp.                                     176,768   5,520,465       0.1%
    State Bank Financial Corp.                                     194,614   6,132,287       0.1%
#   Sterling Bancorp                                               988,553  23,478,134       0.2%
    Stewart Information Services Corp.                             199,438   8,318,559       0.1%
#   Stifel Financial Corp.                                         358,560  20,896,877       0.2%
    Stock Yards Bancorp, Inc.                                       13,793     516,548       0.0%
    Summit Financial Group, Inc.                                    16,023     401,376       0.0%
    Summit State Bank                                                3,401      50,505       0.0%
    TCF Financial Corp.                                          1,616,716  40,143,058       0.4%
    Territorial Bancorp, Inc.                                       48,259   1,469,004       0.0%
*   Third Point Reinsurance, Ltd.                                  323,868   4,307,444       0.0%
    Timberland Bancorp, Inc.                                        40,704   1,328,986       0.0%
    Tiptree, Inc.                                                  232,718   1,477,759       0.0%
    Tompkins Financial Corp.                                         7,688     597,358       0.0%
    Towne Bank                                                     382,506  11,436,929       0.1%
    Trico Bancshares                                               148,250   5,540,102       0.1%
#*  TriState Capital Holdings, Inc.                                203,285   5,082,125       0.1%
*   Triumph Bancorp, Inc.                                          113,424   4,406,522       0.0%
    TrustCo Bank Corp. NY                                          806,994   6,899,799       0.1%
#   Trustmark Corp.                                                919,482  28,788,981       0.3%
#   Two River Bancorp                                                2,052      34,966       0.0%
    Umpqua Holdings Corp.                                        2,459,018  57,934,464       0.5%
#   Union Bankshares Corp.                                         550,796  20,825,597       0.2%
    United Bancshares, Inc.                                            466      10,392       0.0%
#   United Bankshares, Inc.                                        525,167  17,829,420       0.2%
    United Community Bancorp                                         1,645      41,619       0.0%
    United Community Banks, Inc.                                   513,732  16,403,463       0.2%
    United Community Financial Corp.                               309,918   3,139,469       0.0%
    United Financial Bancorp, Inc.                                 433,918   7,172,665       0.1%
    United Fire Group, Inc.                                        139,546   7,017,768       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Financials -- (Continued)
#   United Insurance Holdings Corp.                                 41,635 $      785,236       0.0%
    United Security Bancshares                                       2,290         25,419       0.0%
#   Unity Bancorp, Inc.                                             27,152        597,344       0.0%
    Universal Insurance Holdings, Inc.                              22,045        715,360       0.0%
    Univest Corp. of Pennsylvania                                  176,143      5,064,111       0.1%
    US Global Investors, Inc. Class A                                6,582         18,232       0.0%
    Validus Holdings, Ltd.                                         429,159     29,084,105       0.3%
#   Valley National Bancorp                                      1,940,959     24,359,035       0.2%
*   Veritex Holdings, Inc.                                         110,751      3,180,769       0.0%
#   Virtus Investment Partners, Inc.                                79,537      9,174,593       0.1%
#   Waddell & Reed Financial, Inc. Class A                         313,295      6,341,091       0.1%
    Walker & Dunlop, Inc.                                          288,957     16,502,334       0.2%
#   Washington Federal, Inc.                                       681,522     21,638,323       0.2%
    Washington Trust Bancorp, Inc.                                  13,327        738,316       0.0%
    Waterstone Financial, Inc.                                     184,348      3,161,568       0.0%
#   Webster Financial Corp.                                        143,101      8,613,249       0.1%
#   WesBanco, Inc.                                                 389,407     17,056,027       0.2%
    West Bancorporation, Inc.                                       38,262        931,680       0.0%
#   Western New England Bancorp, Inc.                              204,240      2,205,792       0.0%
    White Mountains Insurance Group, Ltd.                           13,374     11,572,388       0.1%
    Wintrust Financial Corp.                                       261,418     23,383,840       0.2%
#*  World Acceptance Corp.                                          71,109      7,288,672       0.1%
#   WR Berkley Corp.                                               101,907      7,598,186       0.1%
    WSFS Financial Corp.                                           155,600      7,795,560       0.1%
    WVS Financial Corp.                                                111          1,805       0.0%
                                                                           --------------      ----
Total Financials                                                            2,826,954,331      26.0%
                                                                           --------------      ----
Health Care -- (4.6%)
#*  AAC Holdings, Inc.                                               9,197        104,202       0.0%
#*  Acadia Healthcare Co., Inc.                                    725,144     25,800,624       0.2%
#   Aceto Corp.                                                    315,691        795,541       0.0%
#*  Achillion Pharmaceuticals, Inc.                              1,172,882      4,421,765       0.1%
#*  Acorda Therapeutics, Inc.                                      591,282     13,658,614       0.1%
*   Addus HomeCare Corp.                                           159,997      8,399,842       0.1%
*   Adverum Biotechnologies, Inc.                                  229,181      1,432,381       0.0%
*   Allied Healthcare Products, Inc.                                 1,298          3,271       0.0%
#*  Allscripts Healthcare Solutions, Inc.                        1,151,600     13,381,592       0.1%
*   Alpine Immune Sciences, Inc.                                     5,443         42,347       0.0%
#*  AMAG Pharmaceuticals, Inc.                                      22,060        453,333       0.0%
*   American Shared Hospital Services                                4,548         10,688       0.0%
#*  Amphastar Pharmaceuticals, Inc.                                226,378      4,321,556       0.1%
    Analogic Corp.                                                 122,199     10,154,737       0.1%
*   AngioDynamics, Inc.                                            249,182      4,829,147       0.1%
#*  ANI Pharmaceuticals, Inc.                                        6,184        367,020       0.0%
#*  Anika Therapeutics, Inc.                                       100,058      4,403,553       0.1%
#*  Applied Genetic Technologies Corp.                             106,900        489,068       0.0%
#*  Aptevo Therapeutics, Inc.                                      218,700        968,841       0.0%
*   Ardelyx, Inc.                                                   15,582         74,794       0.0%
#*  Brookdale Senior Living, Inc.                                1,910,338     13,830,847       0.1%
#*  Calithera Biosciences, Inc.                                    111,502        685,737       0.0%
#*  Catalyst Biosciences, Inc.                                      56,455      1,608,403       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Health Care -- (Continued)
#*  Celldex Therapeutics, Inc.                                     795,355 $   588,563       0.0%
#   CHF Solutions, Inc.                                             11,747      35,828       0.0%
*   Chimerix, Inc.                                                 390,590   1,788,902       0.0%
*   Civitas Solutions, Inc.                                         28,768     409,944       0.0%
#*  Community Health Systems, Inc.                               1,120,947   4,237,180       0.0%
*   Concert Pharmaceuticals, Inc.                                  131,790   2,405,168       0.0%
    CONMED Corp.                                                   182,806  11,887,874       0.1%
#*  Cross Country Healthcare, Inc.                                 300,514   3,780,466       0.0%
#*  CryoLife, Inc.                                                 343,996   7,722,710       0.1%
#*  Cumberland Pharmaceuticals, Inc.                               100,209     650,356       0.0%
#*  Depomed, Inc.                                                  564,943   3,547,842       0.0%
#*  Dermira, Inc.                                                  101,079     920,830       0.0%
    Digirad Corp.                                                   92,373     138,560       0.0%
#*  Diplomat Pharmacy, Inc.                                         43,002     937,014       0.0%
#*  Electromed, Inc.                                                37,234     198,830       0.0%
*   Emergent BioSolutions, Inc.                                    335,001  17,373,152       0.2%
#*  Endo International P.L.C.                                    1,922,670  11,016,899       0.1%
    Ensign Group, Inc. (The)                                       207,168   5,773,772       0.1%
#*  Envision Healthcare Corp.                                      744,180  27,661,171       0.3%
#*  Esperion Therapeutics, Inc.                                     25,994   1,819,840       0.0%
#*  Evolent Health, Inc. Class A                                   463,883   7,654,070       0.1%
*   Five Star Senior Living, Inc.                                   77,642      93,170       0.0%
*   FONAR Corp.                                                     32,476     923,942       0.0%
*   Haemonetics Corp.                                              327,964  25,594,311       0.2%
#*  Halyard Health, Inc.                                           458,885  21,737,382       0.2%
*   Hanger, Inc.                                                    58,363   1,068,043       0.0%
*   Harvard Bioscience, Inc.                                       196,866   1,131,980       0.0%
    HealthStream, Inc.                                             181,216   4,202,399       0.0%
#*  Heat Biologics, Inc.                                            14,398      30,812       0.0%
*   HMS Holdings Corp.                                             529,724   9,540,329       0.1%
*   Horizon Pharma P.L.C.                                          750,775   9,940,261       0.1%
#   Immune Design Corp.                                             26,582      98,353       0.0%
#*  Infinity Pharmaceuticals, Inc.                                  41,724      91,793       0.0%
*   InfuSystem Holdings, Inc.                                       19,133      52,744       0.0%
#*  Inovalon Holdings, Inc. Class A                                 43,659     460,602       0.0%
*   Integer Holdings Corp.                                         237,338  13,029,856       0.1%
#*  Intra-Cellular Therapies, Inc.                                 101,355   1,765,604       0.0%
#*  IntriCon Corp.                                                   8,849     206,182       0.0%
#   Invacare Corp.                                                 382,867   6,968,179       0.1%
#*  Juniper Pharmaceuticals, Inc.                                    5,594      45,591       0.0%
    Kewaunee Scientific Corp.                                       11,804     407,828       0.0%
#*  Kindred Biosciences, Inc.                                      124,293   1,137,281       0.0%
    Kindred Healthcare, Inc.                                       964,035   8,579,911       0.1%
#*  LHC Group, Inc.                                                323,901  24,104,712       0.2%
#*  LifePoint Health, Inc.                                         392,895  18,819,670       0.2%
*   LivaNova P.L.C.                                                124,820  11,081,520       0.1%
#   Luminex Corp.                                                  300,531   6,416,337       0.1%
*   Magellan Health, Inc.                                          196,980  16,516,773       0.2%
#*  Mallinckrodt P.L.C.                                            900,495  11,706,435       0.1%
*   MEDNAX, Inc.                                                   530,038  24,334,045       0.2%
*   MEI Pharma, Inc.                                                72,586     162,593       0.0%
#*  Melinta Therapeutics, Inc.                                      49,818     338,762       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
*   Merit Medical Systems, Inc.                                    375,504 $ 18,211,944       0.2%
#   Merrimack Pharmaceuticals, Inc.                                 98,990      839,435       0.0%
#*  Micron Solutions, Inc.                                             600        2,235       0.0%
#*  Minerva Neurosciences, Inc.                                     15,080       98,774       0.0%
#*  Mirati Therapeutics, Inc.                                       31,656      975,005       0.0%
#*  Molina Healthcare, Inc.                                         29,722    2,474,357       0.0%
#*  Myriad Genetics, Inc.                                          136,839    3,871,175       0.0%
#*  NantHealth, Inc.                                                 9,697       33,067       0.0%
#*  NantKwest, Inc.                                                 22,693       88,503       0.0%
    National HealthCare Corp.                                       45,785    2,805,705       0.0%
#*  Natus Medical, Inc.                                            142,544    4,711,079       0.1%
*   Neurotrope, Inc.                                                 3,058       26,880       0.0%
#*  Novus Therapeutics, Inc.                                           416        1,905       0.0%
#*  NuVasive, Inc.                                                  43,622    2,321,127       0.0%
*   Nuvectra Corp.                                                 120,696    1,554,564       0.0%
*   Ophthotech Corp.                                               106,479      280,040       0.0%
*   Orthofix International NV                                       73,098    4,460,440       0.1%
#*  Otonomy, Inc.                                                  260,454      976,703       0.0%
#   Owens & Minor, Inc.                                            718,650   11,678,062       0.1%
*   Pain Therapeutics, Inc.                                         17,455      140,513       0.0%
#   Patterson Cos., Inc.                                             9,544      222,184       0.0%
#*  PDL BioPharma, Inc.                                          1,290,313    3,767,714       0.0%
#*  Pfenex, Inc.                                                    63,699      354,166       0.0%
#*  Premier, Inc. Class A                                          150,948    4,979,775       0.1%
#*  Prestige Brands Holdings, Inc.                                 297,907    8,770,382       0.1%
    Protagonist Therapeutics, Inc.                                  15,669      135,380       0.0%
#*  Proteostasis Therapeutics, Inc.                                  5,757       29,130       0.0%
#   Prothena Corp. P.L.C.                                           30,557      366,684       0.0%
*   Providence Service Corp. (The)                                 169,594   12,868,793       0.1%
*   Quality Systems, Inc.                                           18,804      252,538       0.0%
#*  Quorum Health Corp.                                            287,662    2,028,017       0.0%
#*  Ra Pharmaceuticals, Inc.                                         4,590       27,861       0.0%
#*  Repligen Corp.                                                  22,559      834,683       0.0%
    Ritter Pharmaceuticals, Inc.                                     4,495       12,316       0.0%
*   RTI Surgical, Inc.                                             479,559    2,110,060       0.0%
*   SeaSpine Holdings Corp.                                         96,151    1,106,698       0.0%
*   Select Medical Holdings Corp.                                  960,876   17,343,812       0.2%
#*  Sierra Oncology, Inc.                                          135,912      279,979       0.0%
#*  Surgery Partners, Inc.                                          19,027      304,432       0.0%
*   Surmodics, Inc.                                                  2,398       89,565       0.0%
#*  Syneos Health, Inc.                                            194,541    7,412,012       0.1%
#*  Taro Pharmaceutical Industries, Ltd.                            20,315    2,071,724       0.0%
#*  Tenax Therapeutics, Inc.                                         5,938       36,637       0.0%
#*  Tetraphase Pharmaceuticals, Inc.                               295,059      950,090       0.0%
*   Tonix Pharmaceuticals Holding Corp.                             13,635       42,541       0.0%
*   Triple-S Management Corp. Class B                              122,302    3,467,262       0.0%
*   United Therapeutics Corp.                                       88,762    9,773,584       0.1%
*   Versartis, Inc.                                                192,676      289,014       0.0%
#*  Vical, Inc.                                                      4,309        6,291       0.0%
*   Zafgen, Inc.                                                   133,946      909,493       0.0%
                                                                           ------------       ---
Total Health Care                                                           577,768,604       5.3%
                                                                           ------------       ---

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (17.1%)
    AAR Corp.                                                      228,690 $ 9,902,277       0.1%
#   ABM Industries, Inc.                                           587,932  18,302,323       0.2%
#*  Acacia Research Corp.                                          322,338   1,176,534       0.0%
    ACCO Brands Corp.                                              806,600   9,719,530       0.1%
#   Acme United Corp.                                               23,513     502,238       0.0%
#   Actuant Corp. Class A                                          429,243  10,108,673       0.1%
*   Advanced Disposal Services, Inc.                                86,972   1,916,863       0.0%
#*  AECOM                                                        1,445,896  49,796,658       0.5%
*   Aegion Corp.                                                   187,781   4,260,751       0.0%
*   AeroCentury Corp.                                                2,382      37,993       0.0%
#*  Aerovironment, Inc.                                            140,711   7,668,749       0.1%
    AGCO Corp.                                                     751,921  47,130,408       0.4%
#   Air Lease Corp.                                              1,039,808  43,349,595       0.4%
*   Air Transport Services Group, Inc.                             265,252   5,368,700       0.1%
    Aircastle, Ltd.                                                660,122  12,938,391       0.1%
    Alamo Group, Inc.                                               66,826   7,315,442       0.1%
#   Alaska Air Group, Inc.                                         123,306   8,006,259       0.1%
#   Albany International Corp. Class A                             200,388  11,852,950       0.1%
*   Alpha PRO Tech, Ltd.                                            15,140      49,962       0.0%
#   AMERCO                                                          73,683  24,869,486       0.2%
*   Ameresco, Inc. Class A                                         107,729   1,276,589       0.0%
#   American Railcar Industries, Inc.                              120,919   4,588,876       0.1%
#*  American Superconductor Corp.                                   28,993     171,059       0.0%
*   American Woodmark Corp.                                          9,429     775,064       0.0%
*   AMREP Corp.                                                      7,243      52,331       0.0%
#   Apogee Enterprises, Inc.                                        62,627   2,574,596       0.0%
*   ARC Document Solutions, Inc.                                   548,953   1,207,697       0.0%
    ArcBest Corp.                                                  172,104   5,524,538       0.1%
    Argan, Inc.                                                    107,196   4,287,840       0.1%
*   Armstrong Flooring, Inc.                                       222,011   2,741,836       0.0%
#*  Arotech Corp.                                                  176,568     565,018       0.0%
    ASGN, Inc.                                                     434,885  35,064,778       0.3%
    Astec Industries, Inc.                                         240,855  13,381,904       0.1%
#*  Astronics Corp.                                                 22,071     807,357       0.0%
#*  Atlas Air Worldwide Holdings, Inc.                             202,620  12,846,108       0.1%
*   Avalon Holdings Corp. Class A                                    1,925       4,023       0.0%
#   AZZ, Inc.                                                       37,115   1,653,473       0.0%
#*  Babcock & Wilcox Enterprises, Inc.                           1,341,821   3,059,352       0.0%
    Barnes Group, Inc.                                             314,432  17,460,409       0.2%
*   Beacon Roofing Supply, Inc.                                    202,898   9,931,857       0.1%
*   BMC Stock Holdings, Inc.                                       193,527   3,338,341       0.0%
    Brady Corp. Class A                                            237,163   8,632,733       0.1%
    Briggs & Stratton Corp.                                        273,754   4,935,785       0.1%
#*  Broadwind Energy, Inc.                                           9,465      24,988       0.0%
*   CAI International, Inc.                                        184,162   4,139,962       0.0%
    Carlisle Cos., Inc.                                             10,000   1,077,300       0.0%
*   CBIZ, Inc.                                                     402,883   7,493,624       0.1%
    CECO Environmental Corp.                                       369,108   1,734,808       0.0%
#   Celadon Group, Inc.                                            138,840     390,140       0.0%
#*  Chart Industries, Inc.                                         410,704  23,303,345       0.2%
#   Chicago Bridge & Iron Co. NV                                    71,721   1,082,987       0.0%
    Chicago Rivet & Machine Co.                                      2,571      74,598       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
#   CIRCOR International, Inc.                                   171,245 $ 7,255,651       0.1%
*   Civeo Corp.                                                  479,037   1,604,774       0.0%
#*  Clean Harbors, Inc.                                          321,822  14,739,448       0.1%
*   Colfax Corp.                                                 916,140  28,409,501       0.3%
    Columbus McKinnon Corp.                                      180,268   6,468,016       0.1%
*   Commercial Vehicle Group, Inc.                                49,411     331,548       0.0%
    CompX International, Inc.                                      5,019      69,011       0.0%
*   Continental Materials Corp.                                      125       2,370       0.0%
    Copa Holdings SA Class A                                      85,318   9,996,710       0.1%
    Costamare, Inc.                                              391,176   2,656,085       0.0%
*   Covenant Transportation Group, Inc. Class A                  111,161   3,084,718       0.0%
#*  CPI Aerostructures, Inc.                                      84,841     810,232       0.0%
    CRA International, Inc.                                       60,301   3,405,197       0.0%
*   CSW Industrials, Inc.                                         63,284   2,743,361       0.0%
#   Cubic Corp.                                                  176,792  10,916,906       0.1%
    Curtiss-Wright Corp.                                         124,129  15,893,477       0.2%
    DMC Global, Inc.                                              88,867   3,439,153       0.0%
    Douglas Dynamics, Inc.                                       102,344   4,272,862       0.0%
*   Ducommun, Inc.                                                83,270   2,422,324       0.0%
*   DXP Enterprises, Inc.                                        140,919   5,115,360       0.1%
*   Eagle Bulk Shipping, Inc.                                    123,027     622,517       0.0%
    Eastern Co. (The)                                             31,978     908,175       0.0%
*   Echo Global Logistics, Inc.                                  340,169   9,286,614       0.1%
    Ecology and Environment, Inc. Class A                          8,425     109,946       0.0%
    EMCOR Group, Inc.                                            245,969  18,100,859       0.2%
    Encore Wire Corp.                                            138,216   7,277,072       0.1%
    EnerSys                                                      158,042  10,835,359       0.1%
*   Engility Holdings, Inc.                                      142,475   3,621,714       0.0%
    Ennis, Inc.                                                  155,495   2,783,360       0.0%
#   ESCO Technologies, Inc.                                      193,837  10,825,796       0.1%
#   Espey Manufacturing & Electronics Corp.                        8,552     227,053       0.0%
#   Essendant, Inc.                                              439,642   3,270,936       0.0%
*   Esterline Technologies Corp.                                 202,368  14,540,141       0.1%
    Federal Signal Corp.                                         692,006  14,988,850       0.1%
    Forward Air Corp.                                             63,148   3,409,361       0.0%
#*  Franklin Covey Co.                                           124,947   3,048,707       0.0%
    Franklin Electric Co., Inc.                                  274,015  11,234,615       0.1%
    FreightCar America, Inc.                                     111,961   1,560,736       0.0%
*   FTI Consulting, Inc.                                         332,052  19,391,837       0.2%
*   FuelCell Energy, Inc.                                        279,077     519,083       0.0%
#   GATX Corp.                                                   265,541  17,323,895       0.2%
*   Genco Shipping & Trading, Ltd.                                37,206     595,296       0.0%
*   Gencor Industries, Inc.                                       70,812   1,101,127       0.0%
#   General Cable Corp.                                          119,958   3,556,755       0.0%
#*  Genesee & Wyoming, Inc. Class A                              577,476  41,116,291       0.4%
#*  Gibraltar Industries, Inc.                                   231,728   8,145,239       0.1%
*   GMS, Inc.                                                     38,142   1,188,505       0.0%
    Golden Ocean Group, Ltd.                                      12,487     100,895       0.0%
#*  Goldfield Corp. (The)                                        288,731   1,212,670       0.0%
    Gorman-Rupp Co. (The)                                        342,420  10,779,382       0.1%
*   GP Strategies Corp.                                          139,254   2,903,446       0.0%
#   Graham Corp.                                                  58,541   1,263,315       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
#   Granite Construction, Inc.                                     453,719 $23,765,801       0.2%
*   Great Lakes Dredge & Dock Corp.                                486,681   2,238,733       0.0%
#   Greenbrier Cos., Inc. (The)                                    152,334   6,679,846       0.1%
#   Griffon Corp.                                                  282,769   5,627,103       0.1%
    Hardinge, Inc.                                                  92,790   1,701,769       0.0%
    Hawaiian Holdings, Inc.                                        307,595  12,672,914       0.1%
#   Heartland Express, Inc.                                        137,810   2,457,152       0.0%
    Heidrick & Struggles International, Inc.                       175,730   6,616,234       0.1%
*   Heritage-Crystal Clean, Inc.                                    86,641   1,832,457       0.0%
    Herman Miller, Inc.                                             97,580   2,995,706       0.0%
#*  Hertz Global Holdings, Inc.                                    751,548  16,458,901       0.2%
*   Hill International, Inc.                                       196,831   1,043,204       0.0%
#   HNI Corp.                                                       22,355     746,433       0.0%
*   Houston Wire & Cable Co.                                       179,601   1,293,127       0.0%
*   Hub Group, Inc. Class A                                        371,867  16,343,555       0.2%
*   Hudson Global, Inc.                                            119,294     224,273       0.0%
#*  Hudson Technologies, Inc.                                      379,663   1,662,924       0.0%
    Hurco Cos., Inc.                                                43,310   1,914,302       0.0%
*   Huron Consulting Group, Inc.                                   224,539   8,408,986       0.1%
#*  Huttig Building Products, Inc.                                  36,345     225,702       0.0%
    Hyster-Yale Materials Handling, Inc.                            93,862   6,682,974       0.1%
    ICF International, Inc.                                        140,159   9,404,669       0.1%
#*  IES Holdings, Inc.                                               5,502      92,984       0.0%
*   InnerWorkings, Inc.                                            793,762   8,016,996       0.1%
#*  Innovative Solutions & Support, Inc.                             9,704      34,837       0.0%
#   Insteel Industries, Inc.                                       169,552   5,091,647       0.1%
#*  Intersections, Inc.                                             32,246      56,753       0.0%
    ITT, Inc.                                                      285,822  13,973,838       0.1%
    Jacobs Engineering Group, Inc.                                 898,110  52,171,210       0.5%
*   JetBlue Airways Corp.                                        2,730,345  52,395,321       0.5%
    Kadant, Inc.                                                    37,011   3,414,265       0.0%
    Kaman Corp.                                                    253,514  15,373,089       0.2%
#   KBR, Inc.                                                    1,080,185  18,028,288       0.2%
    Kelly Services, Inc. Class A                                   221,699   6,486,913       0.1%
    Kennametal, Inc.                                                13,216     481,723       0.0%
#*  KeyW Holding Corp. (The)                                       262,355   2,030,628       0.0%
#*  Kirby Corp.                                                    461,002  39,323,471       0.4%
*   KLX, Inc.                                                      550,511  43,066,476       0.4%
    Knoll, Inc.                                                     44,592     850,369       0.0%
    Korn/Ferry International                                       434,880  23,248,685       0.2%
*   Lawson Products, Inc.                                           36,260     839,419       0.0%
#*  Layne Christensen Co.                                           86,571   1,221,517       0.0%
*   LB Foster Co. Class A                                           91,636   2,158,028       0.0%
*   Limbach Holdings, Inc.                                          51,779     650,344       0.0%
    LS Starrett Co. (The) Class A                                   27,680     168,848       0.0%
    LSC Communications, Inc.                                       195,380   3,415,242       0.0%
    LSI Industries, Inc.                                           283,790   1,739,633       0.0%
*   Lydall, Inc.                                                    78,678   3,509,039       0.0%
#   Macquarie Infrastructure Corp.                                 297,859  11,288,856       0.1%
#*  Manitowoc Co., Inc. (The)                                      450,715  11,110,125       0.1%
    ManpowerGroup, Inc.                                            336,688  32,227,775       0.3%
    Marten Transport, Ltd.                                         291,891   5,691,874       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
*   Masonite International Corp.                                    70,146 $ 4,257,862       0.0%
#*  MasTec, Inc.                                                   582,274  25,620,056       0.2%
    Matson, Inc.                                                   262,459   7,671,677       0.1%
#   Matthews International Corp. Class A                           224,650  11,041,547       0.1%
    McGrath RentCorp                                               195,792  11,538,023       0.1%
#*  Mercury Systems, Inc.                                          309,526   9,929,594       0.1%
*   Milacron Holdings Corp.                                         63,403   1,143,156       0.0%
    Miller Industries, Inc.                                         71,235   1,763,066       0.0%
*   Mistras Group, Inc.                                            194,978   3,796,222       0.0%
    Mobile Mini, Inc.                                              338,651  14,223,342       0.1%
*   Moog, Inc. Class A                                             234,686  19,237,211       0.2%
*   MRC Global, Inc.                                                63,840   1,195,723       0.0%
    Mueller Industries, Inc.                                       229,900   6,248,682       0.1%
    Mueller Water Products, Inc. Class A                            66,724     653,228       0.0%
#   Multi-Color Corp.                                               23,691   1,538,730       0.0%
*   MYR Group, Inc.                                                146,060   4,381,800       0.1%
#   National Presto Industries, Inc.                                23,669   2,266,307       0.0%
*   Navigant Consulting, Inc.                                      317,769   6,797,079       0.1%
*   Nexeo Solutions, Inc.                                           63,693     649,032       0.0%
*   NL Industries, Inc.                                             96,852     740,918       0.0%
    NN, Inc.                                                       209,446   4,251,754       0.0%
#*  Northwest Pipe Co.                                             100,017   1,973,335       0.0%
#*  NOW, Inc.                                                    1,142,748  13,861,533       0.1%
#*  NV5 Global, Inc.                                                75,518   4,444,234       0.1%
    Orbital ATK, Inc.                                              114,128  15,108,265       0.1%
*   Orion Group Holdings, Inc.                                     219,994   1,333,164       0.0%
    Oshkosh Corp.                                                  173,851  12,545,088       0.1%
    Owens Corning                                                  486,198  31,841,107       0.3%
*   PAM Transportation Services, Inc.                               23,626     850,300       0.0%
    Park-Ohio Holdings Corp.                                        84,223   3,192,052       0.0%
*   Patriot Transportation Holding, Inc.                             4,683      84,762       0.0%
#   Pendrell Corp.                                                     149     102,810       0.0%
*   Perma-Fix Environmental Services                                15,435      68,686       0.0%
*   Perma-Pipe International Holdings, Inc.                         27,948     252,929       0.0%
#   Powell Industries, Inc.                                        101,453   3,048,663       0.0%
    Preformed Line Products Co.                                     28,613   1,924,224       0.0%
    Primoris Services Corp.                                        352,003   9,007,757       0.1%
    Quad/Graphics, Inc.                                             85,164   2,104,402       0.0%
#   Quanex Building Products Corp.                                 321,809   5,519,024       0.1%
*   Quanta Services, Inc.                                        1,650,915  53,654,737       0.5%
*   Radiant Logistics, Inc.                                        349,485   1,233,682       0.0%
    Raven Industries, Inc.                                          65,620   2,401,692       0.0%
    RCM Technologies, Inc.                                          41,207     214,276       0.0%
#*  Red Violet, Inc.                                                   382       2,407       0.0%
    Regal Beloit Corp.                                             348,378  24,804,514       0.2%
    Resources Connection, Inc.                                     354,901   5,554,201       0.1%
    REV Group, Inc.                                                 79,063   1,427,087       0.0%
*   Rexnord Corp.                                                   69,617   1,915,164       0.0%
#*  Roadrunner Transportation Systems, Inc.                        207,077     445,216       0.0%
    RPX Corp.                                                      377,521   4,088,552       0.0%
*   Rush Enterprises, Inc. Class A                                 180,514   7,370,387       0.1%
*   Rush Enterprises, Inc. Class B                                  22,850     889,093       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Ryder System, Inc.                                             538,529 $36,313,010       0.3%
*   Saia, Inc.                                                     174,242  11,508,684       0.1%
#   Schneider National, Inc. Class B                                52,609   1,403,608       0.0%
#   Scorpio Bulkers, Inc.                                          332,131   2,540,802       0.0%
*   SIFCO Industries, Inc.                                          16,504      89,947       0.0%
#   Simpson Manufacturing Co., Inc.                                414,176  22,647,144       0.2%
    SkyWest, Inc.                                                  351,705  20,012,014       0.2%
#   Snap-on, Inc.                                                   23,234   3,374,738       0.0%
*   SP Plus Corp.                                                  176,101   6,189,950       0.1%
    Spartan Motors, Inc.                                           313,960   5,604,186       0.1%
#*  Spirit Airlines, Inc.                                          592,643  21,169,208       0.2%
    Standex International Corp.                                      6,518     631,920       0.0%
    Steelcase, Inc. Class A                                        633,069   8,388,164       0.1%
#*  Sterling Construction Co., Inc.                                247,101   2,750,234       0.0%
#*  Team, Inc.                                                     334,558   5,670,758       0.1%
*   Teledyne Technologies, Inc.                                      8,227   1,539,189       0.0%
#   Terex Corp.                                                    105,910   3,867,833       0.0%
    Tetra Tech, Inc.                                               550,737  26,655,671       0.3%
#*  Textainer Group Holdings, Ltd.                                  38,165     656,438       0.0%
*   Thermon Group Holdings, Inc.                                   286,039   6,518,829       0.1%
    Timken Co. (The)                                                12,634     540,103       0.0%
#   Titan International, Inc.                                      772,274   7,954,422       0.1%
#*  Titan Machinery, Inc.                                          212,905   4,113,325       0.0%
*   Transcat, Inc.                                                   7,777     128,320       0.0%
*   TriMas Corp.                                                    87,195   2,362,984       0.0%
#   Trinity Industries, Inc.                                     1,591,772  50,729,774       0.5%
    Triton International, Ltd.                                     596,737  18,504,814       0.2%
#   Triumph Group, Inc.                                            471,707  11,155,871       0.1%
*   TrueBlue, Inc.                                                 368,976   9,833,210       0.1%
#*  Tutor Perini Corp.                                             333,417   6,885,061       0.1%
*   Twin Disc, Inc.                                                 26,938     594,791       0.0%
#*  Ultralife Corp.                                                120,079   1,014,668       0.0%
    UniFirst Corp.                                                  56,491   9,072,455       0.1%
    Universal Forest Products, Inc.                                512,199  16,328,904       0.2%
#*  USA Truck, Inc.                                                 91,989   2,210,496       0.0%
*   USG Corp.                                                      233,590   9,397,326       0.1%
    Valmont Industries, Inc.                                        14,591   2,073,381       0.0%
*   Vectrus, Inc.                                                  107,949   3,886,164       0.0%
#*  Veritiv Corp.                                                   93,447   3,555,658       0.0%
    Viad Corp.                                                     157,968   8,016,876       0.1%
    Virco Manufacturing Corp.                                       19,199      80,636       0.0%
*   Volt Information Sciences, Inc.                                 73,813     199,295       0.0%
    VSE Corp.                                                       55,406   2,841,774       0.0%
#   Wabash National Corp.                                          760,857  15,262,791       0.2%
*   WageWorks, Inc.                                                 53,041   2,209,158       0.0%
    Watts Water Technologies, Inc. Class A                         168,211  12,531,719       0.1%
#   Werner Enterprises, Inc.                                       703,212  24,120,172       0.2%
#*  Wesco Aircraft Holdings, Inc.                                  747,532   7,550,073       0.1%
*   WESCO International, Inc.                                      496,377  29,559,250       0.3%
#*  Willdan Group, Inc.                                             12,069     345,173       0.0%
*   Willis Lease Finance Corp.                                      12,818     418,892       0.0%
    Woodward, Inc.                                                   6,873     494,444       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS**
                                                                       --------- -------------- ---------------
Industrials -- (Continued)
#*        XPO Logistics, Inc.                                            420,192 $   40,825,855       0.4%
                                                                                 --------------      ----
Total Industrials                                                                 2,129,656,821      19.6%
                                                                                 --------------      ----
Information Technology -- (9.4%)
(degrees) Actua Corp.                                                     92,463         92,463       0.0%
#*        Acxiom Corp.                                                   661,136     17,176,313       0.2%
*         ADDvantage Technologies Group, Inc.                             11,887         15,096       0.0%
          ADTRAN, Inc.                                                   574,552      8,417,187       0.1%
*         Agilysys, Inc.                                                 126,143      1,485,965       0.0%
#*        Airgain, Inc.                                                    2,250         17,888       0.0%
*         Alpha & Omega Semiconductor, Ltd.                              192,391      2,916,648       0.0%
*         Amkor Technology, Inc.                                       2,232,189     18,482,525       0.2%
*         Amtech Systems, Inc.                                           156,232      1,082,688       0.0%
*         Anixter International, Inc.                                    257,901     15,190,369       0.1%
*         ARRIS International P.L.C.                                   1,267,267     34,216,209       0.3%
*         Arrow Electronics, Inc.                                      1,008,605     75,383,138       0.7%
          AstroNova, Inc.                                                 43,631        778,813       0.0%
#*        Asure Software, Inc.                                            46,149        698,696       0.0%
*         Aviat Networks, Inc.                                            32,575        529,995       0.0%
          Avnet, Inc.                                                  1,553,956     60,961,694       0.6%
          AVX Corp.                                                      686,014     10,125,567       0.1%
*         Aware, Inc.                                                    126,032        491,525       0.0%
*         Axcelis Technologies, Inc.                                     267,203      5,878,466       0.1%
#*        AXT, Inc.                                                      384,321      2,248,278       0.0%
          Bel Fuse, Inc. Class A                                           3,065         54,833       0.0%
          Bel Fuse, Inc. Class B                                          86,553      1,674,801       0.0%
#         Belden, Inc.                                                    56,920      3,506,272       0.0%
          Benchmark Electronics, Inc.                                    322,317      8,476,937       0.1%
#         Black Box Corp.                                                207,720        405,054       0.0%
*         Blackhawk Network Holdings, Inc.                               315,815     14,180,093       0.1%
#*        Blucora, Inc.                                                  302,397      7,862,322       0.1%
#*        BroadVision, Inc.                                               22,469         50,555       0.0%
#         Brooks Automation, Inc.                                        407,619     10,141,561       0.1%
*         BSQUARE Corp.                                                  115,494        519,723       0.0%
*         CACI International, Inc. Class A                               145,470     21,973,243       0.2%
#*        Calix, Inc.                                                    335,872      2,233,549       0.0%
#*        Cardtronics P.L.C. Class A                                     191,894      5,037,217       0.1%
#*        Cars.com, Inc.                                                 573,059     16,320,720       0.2%
          Cass Information Systems, Inc.                                   3,447        208,475       0.0%
          CCUR Holdings, Inc.                                             43,478        226,086       0.0%
#*        Ciena Corp.                                                     99,032      2,550,074       0.0%
*         Cirrus Logic, Inc.                                             126,330      4,607,255       0.1%
#*        Clearfield, Inc.                                                43,263        527,809       0.0%
          ClearOne, Inc.                                                     200          1,230       0.0%
          Cohu, Inc.                                                     216,386      4,630,660       0.1%
          Communications Systems, Inc.                                    39,335        140,819       0.0%
*         Computer Task Group, Inc.                                      131,606      1,009,418       0.0%
          Comtech Telecommunications Corp.                               205,397      6,283,094       0.1%
#*        Control4 Corp.                                                  36,390        758,368       0.0%
#         Convergys Corp.                                                564,591     13,188,846       0.1%
#*        Cray, Inc.                                                     292,458      6,975,123       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
#*  Cree, Inc.                                                   1,035,512 $38,645,308       0.4%
    CSP, Inc.                                                        5,024      54,711       0.0%
    CTS Corp.                                                      188,616   5,649,049       0.1%
#*  CyberOptics Corp.                                               77,004   1,174,311       0.0%
    Daktronics, Inc.                                               481,670   4,339,847       0.0%
    Data I/O Corp.                                                  12,647      79,297       0.0%
*   DHI Group, Inc.                                                601,822     842,551       0.0%
*   Digi International, Inc.                                       161,695   1,859,493       0.0%
*   Diodes, Inc.                                                   433,179  12,367,260       0.1%
*   DSP Group, Inc.                                                127,305   1,521,295       0.0%
*   Echelon Corp.                                                    2,023       8,881       0.0%
#*  EchoStar Corp. Class A                                         484,890  25,476,121       0.2%
*   Edgewater Technology, Inc.                                      53,710     308,833       0.0%
#*  Electro Scientific Industries, Inc.                            265,785   4,784,130       0.1%
#*  Electronics for Imaging, Inc.                                  504,812  13,983,292       0.1%
#*  Emcore Corp.                                                   164,316     739,422       0.0%
    Entegris, Inc.                                                 258,819   8,333,972       0.1%
*   ePlus, Inc.                                                     95,404   7,618,009       0.1%
#*  Euronet Worldwide, Inc.                                         36,333   2,837,971       0.0%
*   Evolving Systems, Inc.                                           4,622      17,333       0.0%
#*  Fabrinet                                                       468,619  13,219,742       0.1%
*   FARO Technologies, Inc.                                        132,334   6,682,867       0.1%
#*  Finisar Corp.                                                1,301,997  20,285,113       0.2%
#*  Fitbit, Inc. Class A                                           225,609   1,252,130       0.0%
*   FormFactor, Inc.                                               545,274   6,257,019       0.1%
*   Frequency Electronics, Inc.                                     34,992     308,280       0.0%
*   GSE Systems, Inc.                                               70,034     224,109       0.0%
*   GSI Technology, Inc.                                           121,746     892,398       0.0%
#*  Harmonic, Inc.                                               1,139,560   4,159,394       0.0%
#*  Ichor Holdings, Ltd.                                            93,658   2,069,842       0.0%
*   ID Systems, Inc.                                                35,108     240,490       0.0%
*   IEC Electronics Corp.                                            4,622      20,429       0.0%
#*  II-VI, Inc.                                                    497,222  18,944,158       0.2%
#*  Infinera Corp.                                                 605,645   7,098,159       0.1%
*   Insight Enterprises, Inc.                                      219,009   7,763,869       0.1%
    InterDigital, Inc.                                               5,744     427,641       0.0%
*   inTEST Corp.                                                   114,303     822,982       0.0%
#*  Intevac, Inc.                                                  159,610   1,045,446       0.0%
    Jabil, Inc.                                                  1,470,618  39,118,439       0.4%
#*  Kemet Corp.                                                    112,851   1,943,294       0.0%
*   Key Tronic Corp.                                                59,243     416,478       0.0%
*   Kimball Electronics, Inc.                                      168,184   2,665,716       0.0%
*   Knowles Corp.                                                  748,027   9,574,746       0.1%
*   Kulicke & Soffa Industries, Inc.                               462,183  10,579,369       0.1%
*   KVH Industries, Inc.                                           130,284   1,381,010       0.0%
#*  Lantronix, Inc.                                                 17,484      42,836       0.0%
#*  Leaf Group, Ltd.                                               120,794     887,836       0.0%
#*  Lightpath Technologies, Inc. Class A                           128,052     256,104       0.0%
*   Liquidity Services, Inc.                                       265,452   1,712,165       0.0%
#   Littelfuse, Inc.                                                13,352   2,495,756       0.0%
*   Luna Innovations, Inc.                                          11,138      36,644       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                       56,968     946,808       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
    ManTech International Corp. Class A                            223,486 $13,205,788       0.1%
    Marchex, Inc. Class B                                          312,716     869,350       0.0%
#*  Meet Group, Inc.(The)                                        1,021,057   2,430,116       0.0%
    Methode Electronics, Inc.                                      262,912  10,490,189       0.1%
*   MicroStrategy, Inc. Class A                                     19,979   2,546,523       0.0%
    MKS Instruments, Inc.                                          218,226  22,346,342       0.2%
    Monotype Imaging Holdings, Inc.                                 78,837   1,746,240       0.0%
#   MTS Systems Corp.                                               56,494   2,869,895       0.0%
*   Nanometrics, Inc.                                              248,949   6,178,914       0.1%
#*  Napco Security Technologies, Inc.                               54,133     579,223       0.0%
#*  NeoPhotonics Corp.                                             467,788   2,404,430       0.0%
#*  NETGEAR, Inc.                                                  366,546  20,269,994       0.2%
#*  Netscout Systems, Inc.                                         650,361  17,657,301       0.2%
    Network-1 Technologies, Inc.                                   110,489     307,601       0.0%
#*  Novanta, Inc.                                                   97,097   5,709,304       0.1%
*   Optical Cable Corp.                                             28,064      78,579       0.0%
#*  OSI Systems, Inc.                                              220,665  14,126,973       0.1%
#*  PAR Technology Corp.                                            94,675   1,352,906       0.0%
    Park Electrochemical Corp.                                     179,383   3,054,892       0.0%
    PC Connection, Inc.                                            136,725   3,649,190       0.0%
    PC-Tel, Inc.                                                    56,688     405,319       0.0%
#*  PCM, Inc.                                                      142,115   1,840,389       0.0%
#*  PDF Solutions, Inc.                                            174,615   1,946,957       0.0%
*   Perceptron, Inc.                                                48,702     428,091       0.0%
*   Perficient, Inc.                                               333,102   8,237,612       0.1%
#*  Photronics, Inc.                                               557,680   4,266,252       0.0%
#*  Plexus Corp.                                                   308,703  16,929,273       0.2%
*   PRGX Global, Inc.                                               45,637     447,243       0.0%
*   Qualstar Corp.                                                   2,764      29,602       0.0%
*   QuinStreet, Inc.                                                 8,546      96,057       0.0%
*   Qumu Corp.                                                      23,376      43,012       0.0%
#*  Rambus, Inc.                                                   650,161   8,777,173       0.1%
#*  RealNetworks, Inc.                                             261,804     934,640       0.0%
    Reis, Inc.                                                      85,248   1,790,208       0.0%
    Relm Wireless Corp.                                              8,250      31,309       0.0%
    RF Industries, Ltd.                                             30,816     174,110       0.0%
*   Rhythmone P.L.C.                                                35,025     113,328       0.0%
*   Ribbon Communications, Inc.                                    402,766   2,344,098       0.0%
    Richardson Electronics, Ltd.                                    74,071     686,638       0.0%
*   Rogers Corp.                                                   157,465  16,801,515       0.2%
*   Rubicon Project, Inc. (The)                                    361,561     788,203       0.0%
#*  Rubicon Technology, Inc.                                           262       1,810       0.0%
*   Rudolph Technologies, Inc.                                     388,840   9,857,094       0.1%
*   Sanmina Corp.                                                  579,095  17,083,302       0.2%
#   Sapiens International Corp. NV                                   4,800      43,296       0.0%
*   ScanSource, Inc.                                               193,005   6,620,071       0.1%
*   Seachange International, Inc.                                  249,764     786,757       0.0%
#*  SecureWorks Corp.                                                1,084      11,837       0.0%
#*  Sigma Designs, Inc.                                            365,378   2,301,881       0.0%
*   SMTC Corp.                                                      17,510      40,448       0.0%
#*  SolarEdge Technologies, Inc.                                    63,165   3,325,637       0.0%
#*  StarTek, Inc.                                                   51,986     459,556       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Information Technology -- (Continued)
*   Steel Connect, Inc.                                            229,632 $      447,782       0.0%
#*  Stratasys, Ltd.                                                302,438      5,797,736       0.1%
#*  Super Micro Computer, Inc.                                     565,891     10,016,271       0.1%
*   Sykes Enterprises, Inc.                                        424,128     12,197,921       0.1%
#*  Synaptics, Inc.                                                291,712     12,695,306       0.1%
#*  Synchronoss Technologies, Inc.                                 244,683      2,740,450       0.0%
    SYNNEX Corp.                                                   213,732     21,409,534       0.2%
#   Systemax, Inc.                                                  57,577      1,809,645       0.0%
*   Tech Data Corp.                                                439,183     33,487,704       0.3%
*   TechTarget, Inc.                                               123,679      2,578,707       0.0%
#*  Telaria, Inc.                                                   34,775        146,055       0.0%
*   Telenav, Inc.                                                   27,980        144,097       0.0%
    Tessco Technologies, Inc.                                       57,808      1,020,311       0.0%
#   TiVo Corp.                                                   1,002,844     14,190,243       0.1%
*   Trio Tech International                                          3,288         17,821       0.0%
#*  TTM Technologies, Inc.                                         880,589     12,275,411       0.1%
#*  Ultra Clean Holdings, Inc.                                     314,268      5,502,833       0.1%
*   VASCO Data Security International, Inc.                        221,052      3,426,306       0.0%
#*  Veeco Instruments, Inc.                                        548,529      8,474,773       0.1%
*   VeriFone Systems, Inc.                                         806,661     18,561,270       0.2%
*   Verint Systems, Inc.                                           234,224      9,860,830       0.1%
*   Viavi Solutions, Inc.                                           78,302        739,954       0.0%
*   Virtusa Corp.                                                   95,241      4,584,902       0.0%
#   Vishay Intertechnology, Inc.                                   961,598     16,972,205       0.2%
*   Vishay Precision Group, Inc.                                    67,742      1,917,099       0.0%
    Wayside Technology Group, Inc.                                  16,125        221,719       0.0%
*   Wireless Telecom Group, Inc.                                    10,991         24,950       0.0%
*   Xcerra Corp.                                                   429,609      5,189,677       0.1%
    Xerox Corp.                                                    593,199     18,656,109       0.2%
*   XO Group, Inc.                                                 209,638      4,544,952       0.0%
    Xperi Corp.                                                     92,848      2,042,656       0.0%
*   Xplore Technologies Corp.                                       39,375        124,425       0.0%
*   Zedge, Inc. Class B                                             17,667         74,731       0.0%
*   Zynga, Inc. Class A                                          3,681,737     12,701,993       0.1%
                                                                           --------------      ----
Total Information Technology                                                1,168,258,861      10.8%
                                                                           --------------      ----
Materials -- (4.9%)
    A Schulman, Inc.                                                62,881      2,697,595       0.0%
*   AdvanSix, Inc.                                                   9,587        343,406       0.0%
*   AgroFresh Solutions, Inc.                                       99,390        687,779       0.0%
*   Alcoa Corp.                                                     85,189      4,361,677       0.0%
#*  Allegheny Technologies, Inc.                                   366,899      9,748,506       0.1%
    American Vanguard Corp.                                        261,251      5,629,959       0.1%
#   Ampco-Pittsburgh Corp.                                         115,204      1,134,759       0.0%
    Ashland Global Holdings, Inc.                                   24,355      1,611,814       0.0%
    Boise Cascade Co.                                              273,026     11,357,882       0.1%
    Cabot Corp.                                                    189,574     10,589,604       0.1%
#   Carpenter Technology Corp.                                     420,320     22,386,243       0.2%
#*  Century Aluminum Co.                                           729,488     12,744,155       0.1%
#   CF Industries Holdings, Inc.                                   236,183      9,163,900       0.1%
#*  Clearwater Paper Corp.                                         182,055      4,305,601       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
#*  Coeur Mining, Inc.                                             972,320 $ 7,360,462       0.1%
#   Commercial Metals Co.                                        1,050,650  22,074,157       0.2%
    Core Molding Technologies, Inc.                                 41,394     641,607       0.0%
    Domtar Corp.                                                   591,957  25,986,912       0.2%
*   Ferroglobe P.L.C.                                               76,130     860,269       0.0%
*   Flexible Solutions International, Inc.                          10,090      14,300       0.0%
#*  Flotek Industries, Inc.                                        536,594   1,915,641       0.0%
#   Friedman Industries, Inc.                                       59,868     368,188       0.0%
    FutureFuel Corp.                                               277,084   3,241,883       0.0%
#   Gold Resource Corp.                                             93,513     474,111       0.0%
    Greif, Inc. Class A                                            174,017  10,183,475       0.1%
    Greif, Inc. Class B                                             13,302     837,361       0.0%
    Hawkins, Inc.                                                   69,492   2,258,490       0.0%
    Haynes International, Inc.                                     116,788   4,882,906       0.1%
#   HB Fuller Co.                                                  482,313  23,860,024       0.2%
#   Hecla Mining Co.                                             4,391,667  16,820,085       0.2%
    Huntsman Corp.                                                 553,703  16,483,738       0.2%
    Innophos Holdings, Inc.                                        150,993   6,248,090       0.1%
    Innospec, Inc.                                                 260,042  18,905,053       0.2%
#*  Intrepid Potash, Inc.                                          807,044   3,655,909       0.0%
#   Kaiser Aluminum Corp.                                           90,908   8,958,074       0.1%
    KapStone Paper and Packaging Corp.                             944,202  32,499,433       0.3%
*   Kraton Corp.                                                   288,605  13,180,590       0.1%
    Louisiana-Pacific Corp.                                        409,186  11,592,239       0.1%
#*  LSB Industries, Inc.                                           116,509     644,295       0.0%
    Materion Corp.                                                 158,011   8,019,058       0.1%
#   McEwen Mining, Inc.                                             61,134     127,159       0.0%
    Mercer International, Inc.                                     434,383   5,820,732       0.1%
    Minerals Technologies, Inc.                                    238,674  16,480,440       0.2%
    Mosaic Co. (The)                                             1,083,345  29,196,148       0.3%
    Northern Technologies International Corp.                        6,062     180,951       0.0%
    Olin Corp.                                                   1,023,247  30,891,827       0.3%
    Olympic Steel, Inc.                                             92,234   2,162,887       0.0%
    PH Glatfelter Co.                                              293,880   6,139,153       0.1%
#*  Platform Specialty Products Corp.                            1,125,069  11,329,445       0.1%
    Reliance Steel & Aluminum Co.                                  763,341  67,112,941       0.6%
*   Resolute Forest Products, Inc.                                 324,834   3,215,857       0.0%
#   Schnitzer Steel Industries, Inc. Class A                       308,376   9,081,673       0.1%
    Schweitzer-Mauduit International, Inc.                         267,281  10,431,977       0.1%
    Sonoco Products Co.                                             23,229   1,193,042       0.0%
    Stepan Co.                                                     160,360  11,276,515       0.1%
*   SunCoke Energy, Inc.                                           638,010   7,330,735       0.1%
#   Synalloy Corp.                                                  33,537     578,513       0.0%
#*  TimkenSteel Corp.                                              596,140  10,009,191       0.1%
#*  Trecora Resources                                               97,154   1,258,144       0.0%
    Tredegar Corp.                                                 134,099   2,360,142       0.0%
#   Tronox, Ltd. Class A                                           644,137  11,066,274       0.1%
*   UFP Technologies, Inc.                                          17,943     596,605       0.0%
    United States Lime & Minerals, Inc.                             32,961   2,462,846       0.0%
#   United States Steel Corp.                                      774,824  26,212,296       0.3%
*   Universal Stainless & Alloy Products, Inc.                      57,420   1,684,703       0.0%
*   Verso Corp. Class A                                            220,758   3,986,890       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                        SHARES      VALUE+      OF NET ASSETS**
                                                                        ------- --------------- ---------------
Materials -- (Continued)
           Worthington Industries, Inc.                                  96,789 $     4,310,014       0.0%
                                                                                ---------------      ----
Total Materials                                                                     615,226,330       5.7%
                                                                                ---------------      ----
Real Estate -- (0.5%)
           Alexander & Baldwin, Inc.                                    365,780       8,376,362       0.1%
#          Consolidated-Tomoka Land Co.                                  27,777       1,708,841       0.0%
#*         Forestar Group, Inc.                                          34,346         748,743       0.0%
#*         FRP Holdings, Inc.                                            23,683       1,361,772       0.0%
           Griffin Industrial Realty, Inc.                               11,462         425,240       0.0%
#*         Howard Hughes Corp. (The)                                     34,750       4,701,675       0.0%
           Jones Lang LaSalle, Inc.                                      32,268       5,469,749       0.1%
#          Kennedy-Wilson Holdings, Inc.                                455,638       8,634,340       0.1%
#*         Rafael Holdings, Inc. Class B                                119,595         980,679       0.0%
           RE/MAX Holdings, Inc. Class A                                 69,367       3,756,223       0.0%
#          Realogy Holdings Corp.                                       676,543      16,785,032       0.2%
*          Stratus Properties, Inc.                                       4,030         125,938       0.0%
#*         Tejon Ranch Co.                                               96,350       2,344,195       0.0%
#*         Trinity Place Holdings, Inc.                                  29,533         193,441       0.0%
                                                                                ---------------      ----
Total Real Estate                                                                    55,612,230       0.5%
                                                                                ---------------      ----
Telecommunication Services -- (0.5%)
*          Alaska Communications Systems Group, Inc.                    223,690         328,824       0.0%
           ATN International, Inc.                                      132,619       7,028,807       0.1%
#          Consolidated Communications Holdings, Inc.                   238,072       2,690,214       0.0%
#          Frontier Communications Corp.                                495,806       4,115,190       0.1%
*          Hawaiian Telcom Holdco, Inc.                                  14,149         385,419       0.0%
#          IDT Corp. Class B                                            255,209       1,383,233       0.0%
#*         Iridium Communications, Inc.                                 319,608       3,803,335       0.0%
#*         ORBCOMM, Inc.                                                766,004       6,909,356       0.1%
           Spok Holdings, Inc.                                          165,016       2,458,738       0.0%
           Telephone & Data Systems, Inc.                               857,920      23,446,953       0.2%
*          United States Cellular Corp.                                 227,717       9,010,762       0.1%
#          Windstream Holdings, Inc.                                    427,765         663,036       0.0%
                                                                                ---------------      ----
Total Telecommunication Services                                                     62,223,867       0.6%
                                                                                ---------------      ----
Utilities -- (0.2%)
           Consolidated Water Co., Ltd.                                  35,512         502,495       0.0%
#          Ormat Technologies, Inc.                                     195,848      11,339,599       0.1%
           TerraForm Power, Inc. Class A                                  3,955          44,098       0.0%
*          Vistra Energy Corp.                                          728,406      16,644,077       0.2%
Total Utilities                                                                      28,530,269       0.3%
                                                                                ---------------      ----
TOTAL COMMON STOCKS                                                              10,778,095,105      99.2%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
#          GCI Liberty, Inc., 5.000%                                     24,003         568,631       0.0%
                                                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Media General, Inc. Contingent Value Rights                  654,085          65,408       0.0%
                                                                                ---------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                    SHARES        VALUE+      OF NET ASSETS**
                                                                  ----------- --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                    10,778,729,144
                                                                              ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
     State Street Institutional U.S. Government Money Market
       Fund, 1.630%                                               109,733,131 $   109,733,131        1.0%
                                                                              ---------------      -----
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@ DFA Short Term Investment Fund                               134,242,565   1,553,186,477       14.3%
                                                                              ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $10,359,482,704)                          $12,441,648,752      114.5%
                                                                              ===============      =====

At April 30, 2018, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                       UNREALIZED
                        NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------             --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index     625     06/15/18  $85,559,011 $82,718,750  $(2,840,261)
                                             ----------- -----------  -----------
TOTAL FUTURES CONTRACTS                      $85,559,011 $82,718,750  $(2,840,261)
                                             =========== ===========  ===========

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                ---------------  -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $ 1,728,242,714              --   --    $ 1,728,242,714
   Consumer Staples                 308,729,252              --   --        308,729,252
   Energy                         1,276,891,826              --   --      1,276,891,826
   Financials                     2,826,811,855  $      142,476   --      2,826,954,331
   Health Care                      577,768,604              --   --        577,768,604
   Industrials                    2,129,656,821              --   --      2,129,656,821
   Information Technology         1,168,166,398          92,463   --      1,168,258,861
   Materials                        615,226,330              --   --        615,226,330
   Real Estate                       55,612,230              --   --         55,612,230
   Telecommunication Services        62,223,867              --   --         62,223,867
   Utilities                         28,530,269              --   --         28,530,269
Preferred Stocks
   Consumer Discretionary               568,631              --   --            568,631
Rights/Warrants                              --          65,408   --             65,408
Temporary Cash Investments          109,733,131              --   --        109,733,131
Securities Lending Collateral                --   1,553,186,477   --      1,553,186,477
Futures Contracts**                  (2,840,261)             --   --         (2,840,261)
                                ---------------  --------------   --    ---------------
TOTAL                           $10,885,321,667  $1,553,486,824   --    $12,438,808,491
                                ===============  ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (14.1%)
*   1-800-Flowers.com, Inc. Class A                                235,820 $  2,994,914       0.0%
    A.H. Belo Corp. Class A                                        336,764    1,885,878       0.0%
    Aaron's, Inc.                                                2,596,059  108,437,384       0.7%
#   Abercrombie & Fitch Co. Class A                              1,438,988   36,866,873       0.3%
#   Acushnet Holdings Corp.                                        142,199    3,435,528       0.0%
#*  Adtalem Global Education, Inc.                               2,165,341  103,070,232       0.7%
#   AMC Entertainment Holdings, Inc. Class A                       522,022    9,109,284       0.1%
#   AMCON Distributing Co.                                           3,858      354,261       0.0%
#*  American Axle & Manufacturing Holdings, Inc.                 2,638,325   40,471,905       0.3%
    American Eagle Outfitters, Inc.                                890,640   18,418,435       0.1%
*   American Public Education, Inc.                                285,281   11,496,824       0.1%
#*  Ascena Retail Group, Inc.                                    5,017,997   11,139,953       0.1%
#*  Ascent Capital Group, Inc. Class A                             291,380    1,008,175       0.0%
#*  AV Homes, Inc.                                                 391,582    6,519,840       0.1%
*   Ballantyne Strong, Inc.                                        282,242    1,340,678       0.0%
#*  Barnes & Noble Education, Inc.                               1,225,956    8,814,624       0.1%
#   Barnes & Noble, Inc.                                         2,050,137   11,378,260       0.1%
#   Bassett Furniture Industries, Inc.                             200,795    5,833,095       0.0%
    BBX Capital Corp.                                              609,567    6,083,479       0.1%
#   Beasley Broadcast Group, Inc. Class A                           91,570    1,039,320       0.0%
#   Bed Bath & Beyond, Inc.                                      2,718,046   47,457,083       0.3%
#*  Belmond, Ltd. Class A                                        3,246,711   34,739,808       0.2%
#   Big 5 Sporting Goods Corp.                                     569,902    4,787,177       0.0%
#*  Biglari Holdings, Inc.                                          11,181    3,826,809       0.0%
#*  Bojangles', Inc.                                               134,766    1,987,799       0.0%
#*  Boot Barn Holdings, Inc.                                       427,042    8,357,212       0.1%
*   Bridgepoint Education, Inc.                                    176,659    1,031,689       0.0%
#*  Build-A-Bear Workshop, Inc.                                    277,430    2,524,613       0.0%
    Caleres, Inc.                                                  863,088   28,248,870       0.2%
#   Callaway Golf Co.                                            1,113,676   19,222,048       0.1%
*   Cambium Learning Group, Inc.                                    17,393      176,365       0.0%
    Canterbury Park Holding Corp.                                   15,171      226,048       0.0%
*   Career Education Corp.                                         303,389    3,934,955       0.0%
#   Carriage Services, Inc.                                        167,320    4,355,340       0.0%
#   Cato Corp. (The) Class A                                       729,009   11,817,236       0.1%
*   Century Casinos, Inc.                                          111,523      856,497       0.0%
*   Century Communities, Inc.                                      606,784   18,658,608       0.1%
#   Chico's FAS, Inc.                                            2,619,902   26,015,627       0.2%
#*  Christopher & Banks Corp.                                      288,792      306,120       0.0%
#*  Chuy's Holdings, Inc.                                           38,590    1,103,674       0.0%
    Citi Trends, Inc.                                              306,990    9,403,104       0.1%
#*  Conn's, Inc.                                                   302,361    7,710,205       0.1%
*   Container Store Group, Inc. (The)                              114,588      713,883       0.0%
#   Cooper Tire & Rubber Co.                                     1,048,101   25,626,069       0.2%
#   Core-Mark Holding Co., Inc.                                    201,490    4,152,709       0.0%
    CSS Industries, Inc.                                           258,020    4,401,821       0.0%
#*  Deckers Outdoor Corp.                                          431,330   40,225,836       0.3%
*   Del Frisco's Restaurant Group, Inc.                            596,032    9,476,909       0.1%
*   Del Taco Restaurants, Inc.                                     920,442   10,272,133       0.1%
#*  Delta Apparel, Inc.                                            185,130    3,349,002       0.0%
#*  Destination Maternity Corp.                                      6,700       19,028       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Dick's Sporting Goods, Inc.                                    649,049 $21,477,031       0.2%
#   Dillard's, Inc. Class A                                        458,705  34,196,458       0.2%
*   Dixie Group, Inc. (The)                                        357,179   1,071,537       0.0%
    Dover Motorsports, Inc.                                        319,398     654,766       0.0%
#   DSW, Inc. Class A                                            2,300,871  51,309,423       0.3%
#*  El Pollo Loco Holdings, Inc.                                   378,495   3,784,950       0.0%
#*  Eldorado Resorts, Inc.                                           5,929     240,125       0.0%
#   Emerald Expositions Events, Inc.                                31,996     616,563       0.0%
*   Emerson Radio Corp.                                             98,823     144,282       0.0%
*   Emmis Communications Corp. Class A                              19,841      90,475       0.0%
    Entravision Communications Corp. Class A                       257,677   1,198,198       0.0%
#*  Eros International P.L.C.                                       21,679     231,965       0.0%
#   Escalade, Inc.                                                  26,843     355,670       0.0%
#   Ethan Allen Interiors, Inc.                                    479,173  10,565,765       0.1%
#   EW Scripps Co. (The) Class A                                 1,833,210  20,403,627       0.1%
#*  Express, Inc.                                                1,791,806  14,047,759       0.1%
#   Finish Line, Inc. (The) Class A                              1,219,376  16,546,932       0.1%
#   Flanigan's Enterprises, Inc.                                     4,740     118,263       0.0%
    Flexsteel Industries, Inc.                                     204,702   7,504,375       0.1%
#*  Fossil Group, Inc.                                             345,293   5,162,130       0.0%
#*  Francesca's Holdings Corp.                                     113,067     559,682       0.0%
#   Fred's, Inc. Class A                                           630,397   1,509,801       0.0%
*   FTD Cos., Inc.                                                 683,760   4,403,414       0.0%
*   Full House Resorts, Inc.                                       112,535     363,488       0.0%
#*  G-III Apparel Group, Ltd.                                    1,259,527  45,960,140       0.3%
#   GameStop Corp. Class A                                       3,420,396  46,688,405       0.3%
    Gaming Partners International Corp.                             23,164     206,160       0.0%
#   Gannett Co., Inc.                                            2,451,702  23,707,958       0.2%
#*  GCI Liberty, Inc. Class A                                       61,204   2,729,698       0.0%
#*  Genesco, Inc.                                                  433,380  18,526,995       0.1%
#*  Gentherm, Inc.                                                 140,103   4,735,481       0.0%
#*  Global Eagle Entertainment, Inc.                                84,607      98,990       0.0%
    Graham Holdings Co. Class B                                     99,573  60,047,498       0.4%
#*  Gray Television, Inc.                                        2,020,366  22,830,136       0.2%
*   Gray Television, Inc. Class A                                   23,767     237,670       0.0%
#*  Green Brick Partners, Inc.                                     331,910   3,352,291       0.0%
#   Group 1 Automotive, Inc.                                       587,767  38,410,573       0.3%
#   Guess?, Inc.                                                 2,664,605  62,058,650       0.4%
#*  Habit Restaurants, Inc. (The) Class A                           86,291     871,539       0.0%
    Hamilton Beach Brands Holding Co. Class A                      249,015   5,540,584       0.0%
#*  Harte-Hanks, Inc.                                               97,759     861,257       0.0%
    Haverty Furniture Cos., Inc.                                   546,976   9,927,614       0.1%
    Haverty Furniture Cos., Inc. Class A                             5,701     103,616       0.0%
#*  Helen of Troy, Ltd.                                             43,409   3,869,912       0.0%
#*  Hemisphere Media Group, Inc.                                    52,017     566,985       0.0%
#*  Hibbett Sports, Inc.                                           346,825   9,433,640       0.1%
    Hooker Furniture Corp.                                         281,102  10,611,600       0.1%
#*  Horizon Global Corp.                                            73,930     552,257       0.0%
*   Houghton Mifflin Harcourt Co.                                   88,798     603,826       0.0%
#*  Iconix Brand Group, Inc.                                       486,955     394,774       0.0%
    ILG, Inc.                                                    1,112,237  37,960,649       0.3%
    International Speedway Corp. Class A                            73,450   3,018,795       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE+    OF NET ASSETS**
                                                                 ---------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   J Alexander's Holdings, Inc.                                     93,617 $ 1,118,723       0.0%
*   J. Jill, Inc.                                                     3,670      18,754       0.0%
#*  JAKKS Pacific, Inc.                                             564,859   1,327,419       0.0%
#*  JC Penney Co., Inc.                                             913,275   2,657,630       0.0%
    Johnson Outdoors, Inc. Class A                                  206,255  13,357,074       0.1%
*   K12, Inc.                                                     1,072,622  16,411,117       0.1%
#   KB Home                                                         444,111  11,791,147       0.1%
*   Kirkland's, Inc.                                                272,659   2,887,459       0.0%
    La-Z-Boy, Inc.                                                   24,129     694,915       0.0%
*   Lakeland Industries, Inc.                                       184,870   2,394,066       0.0%
#*  Laureate Education, Inc. Class A                                 25,138     354,949       0.0%
    Lennar Corp. Class A                                             28,781   1,522,227       0.0%
#   Libbey, Inc.                                                     14,623      83,644       0.0%
#*  Liberty Expedia Holdings, Inc. Class A                          812,803  33,162,362       0.2%
#*  Liberty Latin America, Ltd. Class A                             128,695   2,367,988       0.0%
#*  Liberty Latin America, Ltd. Class C                             332,704   6,008,634       0.1%
#   Liberty Tax, Inc.                                                49,597     510,849       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                    1,751,804  16,116,597       0.1%
    Lifetime Brands, Inc.                                           423,240   5,036,556       0.0%
*   Luby's, Inc.                                                    727,682   1,877,420       0.0%
*   M/I Homes, Inc.                                                 692,910  21,119,897       0.1%
    Marcus Corp. (The)                                              572,927  17,073,225       0.1%
#*  MarineMax, Inc.                                                 604,205  13,050,828       0.1%
#   Marriott Vacations Worldwide Corp.                              450,038  55,179,159       0.4%
#*  McClatchy Co. (The) Class A                                      55,844     527,167       0.0%
    McRae Industries, Inc. Class A                                    4,660     148,235       0.0%
#   MDC Holdings, Inc.                                            1,767,800  51,283,878       0.3%
#   Meredith Corp.                                                  167,344   8,668,419       0.1%
*   Meritage Homes Corp.                                          1,426,415  63,475,467       0.4%
*   Modine Manufacturing Co.                                      1,348,936  23,201,699       0.2%
#*  Motorcar Parts of America, Inc.                                 153,102   2,915,062       0.0%
#   Movado Group, Inc.                                              461,078  18,189,527       0.1%
*   Nautilus, Inc.                                                   32,231     468,961       0.0%
*   Nevada Gold & Casinos, Inc.                                      83,887     174,485       0.0%
#*  New Home Co., Inc. (The)                                        144,788   1,444,984       0.0%
#   New Media Investment Group, Inc.                              1,069,760  17,736,621       0.1%
#*  New York & Co., Inc.                                            204,103     802,125       0.0%
#   Nexstar Media Group, Inc. Class A                               105,539   6,569,803       0.1%
    Nobility Homes, Inc.                                              1,994      44,865       0.0%
#*  Nova Lifestyle, Inc.                                              4,318       7,470       0.0%
#   Office Depot, Inc.                                           14,075,766  32,233,504       0.2%
    P&F Industries, Inc. Class A                                     17,337     140,430       0.0%
#*  Party City Holdco, Inc.                                          29,780     469,035       0.0%
#   Penske Automotive Group, Inc.                                   425,096  19,171,830       0.1%
#*  Perry Ellis International, Inc.                                 463,474  12,027,150       0.1%
#   PICO Holdings, Inc.                                             203,807   2,455,874       0.0%
#   Pier 1 Imports, Inc.                                          1,674,260   3,733,600       0.0%
*   Playa Hotels & Resorts NV                                       424,424   4,371,567       0.0%
    QEP Co., Inc.                                                    40,516   1,089,070       0.0%
    RCI Hospitality Holdings, Inc.                                  322,238   8,761,651       0.1%
#*  Reading International, Inc. Class A                              16,289     249,710       0.0%
*   Red Lion Hotels Corp.                                           572,729   5,641,381       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#*  Red Robin Gourmet Burgers, Inc.                                273,406 $   17,046,864       0.1%
#*  Regis Corp.                                                  1,267,641     19,800,552       0.1%
    Rocky Brands, Inc.                                             203,367      4,850,303       0.0%
    Saga Communications, Inc. Class A                              153,816      5,706,574       0.0%
#   Salem Media Group, Inc.                                        256,920        809,298       0.0%
#   Scholastic Corp.                                             1,252,497     51,853,376       0.4%
#*  Sequential Brands Group, Inc.                                   89,091        171,946       0.0%
*   Shiloh Industries, Inc.                                        373,717      3,105,588       0.0%
#   Shoe Carnival, Inc.                                            470,929     11,476,540       0.1%
#   Signet Jewelers, Ltd.                                          724,015     28,149,703       0.2%
#   Sinclair Broadcast Group, Inc. Class A                         194,634      5,517,874       0.0%
#   Sonic Automotive, Inc. Class A                                 769,830     15,242,634       0.1%
    Speedway Motorsports, Inc.                                   1,036,878     18,300,897       0.1%
#   Stage Stores, Inc.                                             564,115      1,641,575       0.0%
#   Standard Motor Products, Inc.                                  167,945      7,616,306       0.1%
    Stein Mart, Inc.                                                50,436        103,394       0.0%
#   Strattec Security Corp.                                         90,913      2,972,855       0.0%
#   Superior Industries International, Inc.                        718,382      9,446,723       0.1%
    Superior Uniform Group, Inc.                                   212,143      5,689,675       0.0%
*   Sypris Solutions, Inc.                                         106,789        150,572       0.0%
*   Taylor Morrison Home Corp. Class A                           2,338,325     55,558,602       0.4%
#   Tile Shop Holdings, Inc.                                       111,437        763,343       0.0%
#   Tilly's, Inc. Class A                                          389,659      4,368,077       0.0%
*   TopBuild Corp.                                                 914,822     72,911,313       0.5%
    Tower International, Inc.                                       74,473      2,196,954       0.0%
#   Townsquare Media, Inc. Class A                                 117,019        891,685       0.0%
*   Trans World Entertainment Corp.                                627,694        784,618       0.0%
#*  TravelCenters of America LLC                                   237,912        868,379       0.0%
#*  TRI Pointe Group, Inc.                                       5,625,233     96,247,737       0.6%
#   Tribune Media Co. Class A                                      719,078     27,173,958       0.2%
#*  Tuesday Morning Corp.                                        1,163,215      4,129,413       0.0%
*   Unifi, Inc.                                                    441,122     13,061,622       0.1%
*   Universal Technical Institute, Inc.                            162,630        509,032       0.0%
#*  Urban One, Inc.                                                423,710        783,864       0.0%
#*  Urban Outfitters, Inc.                                         289,288     11,649,628       0.1%
#*  Vera Bradley, Inc.                                             826,293      9,403,214       0.1%
#*  Vista Outdoor, Inc.                                          1,610,982     26,983,948       0.2%
#*  VOXX International Corp.                                       576,366      2,881,830       0.0%
#   Weyco Group, Inc.                                               52,321      1,920,181       0.0%
#*  William Lyon Homes Class A                                     915,344     24,586,140       0.2%
    Wolverine World Wide, Inc.                                     131,023      3,925,449       0.0%
*   ZAGG, Inc.                                                     135,196      1,514,195       0.0%
#*  Zumiez, Inc.                                                   673,284     15,754,846       0.1%
                                                                           --------------      ----
Total Consumer Discretionary                                                2,435,795,077      16.0%
                                                                           --------------      ----
Consumer Staples -- (3.6%)
#   Alico, Inc.                                                     32,371      1,045,583       0.0%
#*  Alliance One International, Inc.                               153,976      3,218,098       0.0%
#   Andersons, Inc. (The)                                          739,997     24,160,902       0.2%
*   Bridgford Foods Corp.                                           37,720        571,458       0.0%
*   CCA Industries, Inc.                                            28,497         85,488       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Central Garden & Pet Co.                                       170,730 $  6,400,668       0.0%
*   Central Garden & Pet Co. Class A                               777,128   27,588,044       0.2%
*   Coffee Holding Co., Inc.                                         1,109        4,602       0.0%
*   Darling Ingredients, Inc.                                    6,101,583  104,581,133       0.7%
#   Dean Foods Co.                                               1,583,055   13,630,103       0.1%
#*  Edgewell Personal Care Co.                                      89,577    3,945,867       0.0%
#   Fresh Del Monte Produce, Inc.                                1,800,679   88,503,373       0.6%
#*  Hostess Brands, Inc.                                         1,232,934   17,322,723       0.1%
    Ingles Markets, Inc. Class A                                   316,367   10,835,570       0.1%
#   John B. Sanfilippo & Son, Inc.                                  26,912    1,531,024       0.0%
*   Landec Corp.                                                   727,593    9,676,987       0.1%
#   Mannatech, Inc.                                                  6,862      136,897       0.0%
#*  Natural Alternatives International, Inc.                       175,612    1,764,901       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                       181,807    1,299,920       0.0%
    Nature's Sunshine Products, Inc.                                 7,360       68,080       0.0%
#   Oil-Dri Corp. of America                                        72,862    2,824,131       0.0%
*   Orchids Paper Products Co.                                       2,641       16,136       0.0%
#   Sanderson Farms, Inc.                                          198,419   22,056,256       0.2%
#   Seaboard Corp.                                                  18,335   73,469,262       0.5%
*   Seneca Foods Corp. Class A                                     207,461    5,715,551       0.0%
*   Seneca Foods Corp. Class B                                      24,020      710,992       0.0%
#*  Smart & Final Stores, Inc.                                   1,023,840    5,221,584       0.0%
    SpartanNash Co.                                              1,047,823   19,049,422       0.1%
#*  SUPERVALU, Inc.                                                288,988    5,060,180       0.0%
#*  TreeHouse Foods, Inc.                                          685,094   26,376,119       0.2%
#*  United Natural Foods, Inc.                                   1,660,619   74,761,067       0.5%
    Universal Corp.                                                805,915   37,918,301       0.3%
#   Village Super Market, Inc. Class A                             176,855    4,810,456       0.0%
#   Weis Markets, Inc.                                             407,909   18,771,972       0.1%
                                                                           ------------       ---
Total Consumer Staples                                                      613,132,850       4.0%
                                                                           ------------       ---
Energy -- (10.4%)
    Adams Resources & Energy, Inc.                                 113,508    5,198,666       0.0%
#   Archrock, Inc.                                               2,274,353   24,563,012       0.2%
#*  Ardmore Shipping Corp.                                         349,649    2,797,192       0.0%
#*  Barnwell Industries, Inc.                                      112,072      210,695       0.0%
#*  Bonanza Creek Energy, Inc.                                      77,095    2,338,291       0.0%
#   Bristow Group, Inc.                                             49,914      801,120       0.0%
#*  Callon Petroleum Co.                                         5,034,714   70,032,872       0.5%
#*  Carrizo Oil & Gas, Inc.                                         72,919    1,463,484       0.0%
#*  Clean Energy Fuels Corp.                                     2,968,286    4,778,940       0.0%
#*  Cloud Peak Energy, Inc.                                      1,728,894    5,515,172       0.0%
*   CNX Resources Corp.                                          4,966,425   73,801,075       0.5%
#*  CONSOL Energy, Inc.                                            413,673   13,010,016       0.1%
#*  Contango Oil & Gas Co.                                         220,037      820,738       0.0%
#*  Dawson Geophysical Co.                                         216,564    1,559,261       0.0%
#   Delek US Holdings, Inc.                                      2,214,669  104,908,871       0.7%
#*  Denbury Resources, Inc.                                      3,746,981   12,327,567       0.1%
#   DHT Holdings, Inc.                                           3,281,751   11,912,756       0.1%
#*  Diamond Offshore Drilling, Inc.                                320,226    5,888,956       0.0%
#*  Dorian LPG, Ltd.                                               980,304    7,048,386       0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Energy -- (Continued)
#*  Dril-Quip, Inc.                                               1,005,453 $ 41,676,027       0.3%
#*  Eclipse Resources Corp.                                       1,141,429    1,518,101       0.0%
#   EnLink Midstream LLC                                            409,886    6,086,807       0.0%
#   Ensco P.L.C. Class A                                          9,633,176   54,427,444       0.4%
#*  EP Energy Corp. Class A                                          45,699       84,086       0.0%
*   Era Group, Inc.                                                 605,907    6,392,319       0.0%
*   Exterran Corp.                                                1,257,828   36,841,782       0.3%
#*  Extraction Oil & Gas, Inc.                                      422,073    5,959,671       0.0%
#   GasLog, Ltd.                                                    929,946   15,669,590       0.1%
#*  Gener8 Maritime, Inc.                                            14,291       82,316       0.0%
#   Green Plains, Inc.                                            1,262,462   23,481,793       0.2%
#   Gulf Island Fabrication, Inc.                                   356,049    3,560,490       0.0%
#*  Gulfport Energy Corp.                                         3,446,305   32,050,636       0.2%
    Hallador Energy Co.                                             353,440    2,311,498       0.0%
#*  Helix Energy Solutions Group, Inc.                            2,856,297   22,050,613       0.2%
#*  HighPoint Resources Corp.                                     1,725,476   11,923,039       0.1%
#*  Hornbeck Offshore Services, Inc.                                816,443    2,939,195       0.0%
#*  Independence Contract Drilling, Inc.                            333,226    1,529,507       0.0%
#*  International Seaways, Inc.                                     234,571    4,721,914       0.0%
*   Matrix Service Co.                                              618,649    9,527,195       0.1%
#*  McDermott International, Inc.                                 8,598,937   56,752,984       0.4%
*   Midstates Petroleum Co., Inc.                                    34,863      487,733       0.0%
*   Mitcham Industries, Inc.                                        297,558      970,039       0.0%
#   Nabors Industries, Ltd.                                      10,783,969   82,066,004       0.5%
    NACCO Industries, Inc. Class A                                  141,236    5,204,547       0.0%
*   Natural Gas Services Group, Inc.                                388,744    9,368,730       0.1%
#*  Newpark Resources, Inc.                                       1,043,913   10,961,087       0.1%
#*  Noble Corp. P.L.C.                                              406,443    1,898,089       0.0%
#*  Oasis Petroleum, Inc.                                         7,785,289   85,871,738       0.6%
#   Oceaneering International, Inc.                               2,232,301   47,414,073       0.3%
#*  Oil States International, Inc.                                1,656,176   59,539,527       0.4%
*   Overseas Shipholding Group, Inc. Class A                        716,643    2,673,078       0.0%
#*  Pacific Ethanol, Inc.                                         1,027,126    3,594,941       0.0%
#*  Par Pacific Holdings, Inc.                                      148,711    2,508,755       0.0%
#*  Parker Drilling Co.                                           3,291,349    2,074,866       0.0%
    Patterson-UTI Energy, Inc.                                    2,565,105   54,944,549       0.4%
#   PBF Energy, Inc. Class A                                      3,295,143  126,302,831       0.8%
#*  PDC Energy, Inc.                                              1,770,319   94,782,879       0.6%
    Peabody Energy Corp.                                            566,054   20,859,090       0.1%
*   PHI, Inc. Non-Voting                                            352,692    4,419,231       0.0%
#*  PHI, Inc. Voting                                                  1,686       23,183       0.0%
*   Pioneer Energy Services Corp.                                 1,184,278    4,085,759       0.0%
*   QEP Resources, Inc.                                           4,041,522   49,225,738       0.3%
#   Range Resources Corp.                                         2,816,832   39,013,123       0.3%
#*  Renewable Energy Group, Inc.                                    477,137    6,155,067       0.0%
#*  REX American Resources Corp.                                    177,179   13,249,446       0.1%
#*  Rowan Cos. P.L.C. Class A                                     3,235,974   46,727,465       0.3%
#   Scorpio Tankers, Inc.                                         5,867,989   15,608,851       0.1%
#*  SEACOR Holdings, Inc.                                           509,011   27,914,163       0.2%
#*  SEACOR Marine Holdings, Inc.                                    466,825   11,059,084       0.1%
#   SemGroup Corp. Class A                                        1,930,254   48,545,888       0.3%
#   Ship Finance International, Ltd.                                241,235    3,437,599       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Energy -- (Continued)
*   SilverBow Resources, Inc.                                       17,892 $      548,390       0.0%
#   SM Energy Co.                                                1,729,629     41,424,615       0.3%
#*  Smart Sand, Inc.                                                46,418        339,780       0.0%
#*  SRC Energy, Inc.                                             1,272,968     14,053,567       0.1%
#*  Superior Energy Services, Inc.                               2,698,432     28,954,175       0.2%
#   Teekay Corp.                                                    42,502        374,868       0.0%
#   Teekay Tankers, Ltd. Class A                                 1,529,875      1,759,356       0.0%
*   TETRA Technologies, Inc.                                     1,135,183      4,461,269       0.0%
#*  Unit Corp.                                                   1,108,520     25,141,234       0.2%
#   US Silica Holdings, Inc.                                       319,507      9,620,356       0.1%
#*  Whiting Petroleum Corp.                                      1,327,101     54,172,263       0.4%
#*  WildHorse Resource Development Corp.                            11,866        310,296       0.0%
    World Fuel Services Corp.                                    1,560,395     33,501,681       0.2%
                                                                           --------------      ----
Total Energy                                                                1,784,213,080      11.7%
                                                                           --------------      ----
Financials -- (23.3%)
    1st Constitution Bancorp                                        52,313      1,129,961       0.0%
#   1st Source Corp.                                               604,298     31,423,496       0.2%
#   Access National Corp.                                           25,242        701,980       0.0%
#*  Ambac Financial Group, Inc.                                    827,961     14,100,176       0.1%
    American Equity Investment Life Holding Co.                  3,252,117     98,213,933       0.7%
    American National Insurance Co.                                 99,551     12,012,819       0.1%
    American River Bankshares                                      146,710      2,275,472       0.0%
    AmeriServ Financial, Inc.                                      328,767      1,347,945       0.0%
    Amtrust Financial Services, Inc.                               579,473      7,469,407       0.1%
*   Anchor Bancorp, Inc.                                               600         14,850       0.0%
    Argo Group International Holdings, Ltd.                      1,245,707     72,811,574       0.5%
    Aspen Insurance Holdings, Ltd.                               1,273,595     54,064,108       0.4%
    Associated Banc-Corp                                         4,226,995    111,804,018       0.7%
    Associated Capital Group, Inc. Class A                             312         11,279       0.0%
    Assured Guaranty, Ltd.                                         178,047      6,461,326       0.1%
    Asta Funding, Inc.                                              27,927         97,745       0.0%
    Atlantic American Corp.                                        238,675        787,628       0.0%
*   Atlantic Capital Bancshares, Inc.                               87,507      1,688,885       0.0%
*   Atlantic Coast Financial Corp.                                   8,191         82,975       0.0%
#*  Atlanticus Holdings Corp.                                      242,643        531,388       0.0%
#*  Atlas Financial Holdings, Inc.                                  68,582        720,111       0.0%
#   Baldwin & Lyons, Inc. Class A                                    3,124         74,664       0.0%
    Baldwin & Lyons, Inc. Class B                                  369,179      8,601,871       0.1%
#   Banc of California, Inc.                                       528,867     10,154,246       0.1%
    Bancorp of New Jersey, Inc.                                        420          7,172       0.0%
#   BancorpSouth Bank                                              178,613      5,903,160       0.0%
#   Bank of Commerce Holdings                                       48,797        544,087       0.0%
    BankFinancial Corp.                                            530,129      8,975,084       0.1%
    Banner Corp.                                                   687,384     39,455,842       0.3%
    Bar Harbor Bankshares                                           57,506      1,680,325       0.0%
    BCB Bancorp, Inc.                                               54,519        845,044       0.0%
#   Beneficial Bancorp, Inc.                                     1,529,585     24,243,922       0.2%
*   Berkshire Bancorp, Inc.                                          4,650         55,800       0.0%
    Berkshire Hills Bancorp, Inc.                                1,103,747     41,887,199       0.3%
    Blue Hills Bancorp, Inc.                                       336,923      6,847,960       0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
*   BNCCORP, Inc.                                                   28,507 $   776,816       0.0%
    Boston Private Financial Holdings, Inc.                        188,042   3,018,074       0.0%
    Bridge Bancorp, Inc.                                            24,518     806,642       0.0%
    Brookline Bancorp, Inc.                                      2,144,846  35,604,444       0.2%
    C&F Financial Corp.                                             31,810   1,841,799       0.0%
    California First National Bancorp                              105,179   1,661,828       0.0%
#   Camden National Corp.                                           36,605   1,621,968       0.0%
*   Cannae Holdings, Inc.                                          780,402  16,123,105       0.1%
    Capital City Bank Group, Inc.                                  114,593   2,564,591       0.0%
#   Capitol Federal Financial, Inc.                              2,025,278  25,255,217       0.2%
#*  Capstar Financial Holdings, Inc.                                 1,402      26,764       0.0%
    Cathay General Bancorp                                         570,647  22,831,586       0.2%
    Central Pacific Financial Corp.                                 22,010     640,051       0.0%
    Central Valley Community Bancorp                                65,418   1,347,611       0.0%
    Century Bancorp, Inc. Class A                                   13,080   1,046,400       0.0%
    Charter Financial Corp.                                        143,665   3,341,648       0.0%
    Chemical Financial Corp.                                       731,073  40,128,597       0.3%
#   Citizens & Northern Corp.                                       10,588     255,700       0.0%
    Citizens Community Bancorp, Inc.                                42,530     594,144       0.0%
#   Citizens First Corp.                                             5,422     142,219       0.0%
#   Civista Bancshares, Inc.                                        12,181     279,432       0.0%
#   CNB Financial Corp.                                             43,364   1,229,803       0.0%
    CNO Financial Group, Inc.                                    4,510,009  96,694,593       0.6%
    Codorus Valley Bancorp, Inc.                                    34,499   1,007,716       0.0%
    Colony Bankcorp, Inc.                                           12,037     193,796       0.0%
#   Columbia Banking System, Inc.                                   21,146     850,281       0.0%
#*  Community Bankers Trust Corp.                                      300       2,610       0.0%
    Community Trust Bancorp, Inc.                                  168,097   8,068,656       0.1%
#   Community West Bancshares                                       23,717     271,560       0.0%
#   ConnectOne Bancorp, Inc.                                       365,364   9,645,610       0.1%
#*  Consumer Portfolio Services, Inc.                              595,654   2,037,137       0.0%
#*  Cowen, Inc.                                                    390,593   6,054,191       0.0%
#*  Customers Bancorp, Inc.                                        643,043  18,532,499       0.1%
    Dime Community Bancshares, Inc.                                746,802  14,749,339       0.1%
    Donegal Group, Inc. Class A                                    538,830   7,500,514       0.1%
    Donegal Group, Inc. Class B                                     54,141     763,388       0.0%
    EMC Insurance Group, Inc.                                      489,916  12,728,018       0.1%
    Employers Holdings, Inc.                                       689,211  28,188,730       0.2%
#*  Enstar Group, Ltd.                                              25,415   5,340,962       0.0%
*   Equity Bancshares, Inc. Class A                                  3,475     132,502       0.0%
#   ESSA Bancorp, Inc.                                             177,786   2,599,231       0.0%
#*  Ezcorp, Inc. Class A                                         1,416,444  19,405,283       0.1%
#   Farmers Capital Bank Corp.                                      80,826   4,053,424       0.0%
    Farmers National Banc Corp.                                     11,554     170,422       0.0%
#   FBL Financial Group, Inc. Class A                              745,304  57,947,386       0.4%
    Federal Agricultural Mortgage Corp. Class A                      3,592     289,587       0.0%
#   Federal Agricultural Mortgage Corp. Class C                    249,730  21,354,412       0.1%
    Federated National Holding Co.                                 157,918   2,668,814       0.0%
    Fidelity Southern Corp.                                        209,651   4,765,367       0.0%
    Financial Institutions, Inc.                                   330,795  10,287,724       0.1%
*   First Acceptance Corp.                                         744,603     625,467       0.0%
*   First BanCorp(2296926)                                       4,964,406  35,843,011       0.2%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    First Bancorp(2351494)                                           7,978 $    304,361       0.0%
    First Bancorp of Indiana, Inc.                                   5,430      111,587       0.0%
    First Bancorp, Inc.                                              1,508       41,802       0.0%
*   First Bancshares, Inc.                                          17,709      198,341       0.0%
    First Bank                                                       5,941       83,471       0.0%
    First Business Financial Services, Inc.                         67,024    1,741,954       0.0%
    First Citizens BancShares, Inc. Class A                         14,913    6,446,741       0.1%
#   First Commonwealth Financial Corp.                           2,389,914   36,183,298       0.2%
    First Community Bancshares, Inc.                               234,403    7,273,525       0.1%
    First Connecticut Bancorp, Inc.                                116,962    2,818,784       0.0%
    First Defiance Financial Corp.                                 221,007   13,185,278       0.1%
    First Federal of Northern Michigan Bancorp, Inc.                31,310      344,410       0.0%
    First Financial Bancorp                                        715,733   22,151,936       0.2%
#   First Financial Corp.                                          130,526    5,579,986       0.0%
    First Financial Northwest, Inc.                                275,485    4,655,696       0.0%
    First Hawaiian, Inc.                                            31,880      878,294       0.0%
    First Internet Bancorp                                          37,068    1,267,726       0.0%
    First Interstate Bancsystem, Inc. Class A                      381,958   15,469,299       0.1%
    First Merchants Corp.                                          485,494   20,915,082       0.1%
#   First Mid-Illinois Bancshares, Inc.                             20,275      745,106       0.0%
    First Midwest Bancorp, Inc.                                  1,550,481   37,692,193       0.3%
*   First Northwest Bancorp                                         63,525    1,020,847       0.0%
#   First United Corp.                                              80,233    1,552,509       0.0%
    FirstCash, Inc.                                                 94,356    8,180,665       0.1%
*   Flagstar Bancorp, Inc.                                       1,053,697   36,405,231       0.2%
    Flushing Financial Corp.                                       645,514   16,725,268       0.1%
#   FNB Corp.                                                      413,978    5,381,714       0.0%
#*  Franklin Financial Network, Inc.                                51,907    1,749,266       0.0%
#   Fulton Financial Corp.                                       5,614,623   94,887,129       0.6%
#   Gain Capital Holdings, Inc.                                    332,355    2,712,017       0.0%
    GAINSCO, Inc.                                                      100        2,050       0.0%
#*  Genworth Financial, Inc. Class A                             4,508,469   12,443,374       0.1%
    Global Indemnity, Ltd.                                         283,741   11,602,169       0.1%
    Great Southern Bancorp, Inc.                                    28,683    1,515,897       0.0%
#   Great Western Bancorp, Inc.                                    344,952   14,191,325       0.1%
#*  Greenlight Capital Re, Ltd. Class A                            385,236    5,971,158       0.0%
    Guaranty Federal Bancshares, Inc.                               32,452      762,297       0.0%
*   Hallmark Financial Services, Inc.                              501,166    5,146,975       0.0%
    Hancock Holding Co.                                          1,142,417   55,807,070       0.4%
    Hanover Insurance Group, Inc. (The)                          1,090,668  125,263,220       0.8%
    Harleysville Financial Corp.                                     5,124      122,207       0.0%
    Hawthorn Bancshares, Inc.                                       32,980      723,911       0.0%
#   Heartland Financial USA, Inc.                                   13,799      740,316       0.0%
#   Heritage Financial Corp.                                       322,424    9,575,993       0.1%
#   Heritage Insurance Holdings, Inc.                              289,367    4,543,062       0.0%
    Hilltop Holdings, Inc.                                       1,307,737   29,319,464       0.2%
*   HMN Financial, Inc.                                            101,761    1,953,811       0.0%
#*  HomeStreet, Inc.                                               754,445   19,238,347       0.1%
*   HomeTrust Bancshares, Inc.                                     220,549    5,756,329       0.0%
#   Hope Bancorp, Inc.                                           1,727,210   29,863,461       0.2%
    HopFed Bancorp, Inc.                                            75,218    1,127,518       0.0%
    Horace Mann Educators Corp.                                    991,071   44,300,874       0.3%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE+    OF NET ASSETS**
                                                                       --------- ------------ ---------------
Financials -- (Continued)
          Iberiabank Corp.                                               838,432 $ 62,840,478       0.4%
#*        Impac Mortgage Holdings, Inc.                                      900        7,704       0.0%
#         Independence Holding Co.                                        13,308      471,103       0.0%
#         Independent Bank Group, Inc.                                   164,445   11,741,373       0.1%
          Infinity Property & Casualty Corp.                             393,316   51,917,712       0.3%
          International Bancshares Corp.                               1,275,537   50,766,373       0.3%
          Investar Holding Corp.                                           1,021       25,984       0.0%
          Investors Title Co.                                             42,456    8,266,183       0.1%
#         James River Group Holdings, Ltd.                               102,969    3,739,834       0.0%
#         Janus Henderson Group P.L.C.                                   891,746   28,170,256       0.2%
          Kearny Financial Corp.                                       2,102,190   29,535,769       0.2%
#         Kemper Corp.                                                 1,698,813  114,669,877       0.8%
          Lake Shore Bancorp, Inc.                                           697       11,849       0.0%
#         Lakeland Bancorp, Inc.                                         318,473    6,210,223       0.0%
          Landmark Bancorp, Inc.                                          31,110      895,968       0.0%
          LCNB Corp.                                                      34,939      653,359       0.0%
#         Legg Mason, Inc.                                               890,524   35,353,803       0.2%
#         Mackinac Financial Corp.                                       135,692    2,139,863       0.0%
*         Magyar Bancorp, Inc.                                            36,773      465,178       0.0%
          Maiden Holdings, Ltd.                                        2,191,463   16,764,692       0.1%
          Marlin Business Services Corp.                                 280,326    7,680,932       0.1%
          MB Financial, Inc.                                           1,963,852   83,699,372       0.6%
#*        MBIA, Inc.                                                   2,223,201   18,941,673       0.1%
          MBT Financial Corp.                                            354,375    3,605,766       0.0%
          Mercantile Bank Corp.                                          296,895   10,480,393       0.1%
#         Mercury General Corp.                                           44,764    2,047,058       0.0%
#         Mid Penn Bancorp, Inc.                                           4,010      145,764       0.0%
          Middlefield Banc Corp.                                             305       15,647       0.0%
#         Midland States Bancorp, Inc.                                    38,085    1,199,677       0.0%
#         MidSouth Bancorp, Inc.                                         110,043    1,535,100       0.0%
          MidWestOne Financial Group, Inc.                                65,840    2,124,657       0.0%
          MSB Financial Corp.                                              3,518       64,379       0.0%
          MutualFirst Financial, Inc.                                    138,850    5,102,737       0.0%
          National Bank Holdings Corp. Class A                           693,180   24,386,072       0.2%
*         National Commerce Corp.                                          1,854       80,278       0.0%
#         National General Holdings Corp.                                131,501    3,388,781       0.0%
          National Security Group, Inc. (The)                             11,290      180,527       0.0%
          National Western Life Group, Inc. Class A                       72,667   23,065,232       0.2%
#*        Nationstar Mortgage Holdings, Inc.                             735,419   13,252,250       0.1%
#         Navient Corp.                                                1,773,361   23,514,767       0.2%
          Navigators Group, Inc. (The)                                   903,402   51,042,213       0.3%
#         NBT Bancorp, Inc.                                               47,179    1,723,921       0.0%
          Nelnet, Inc. Class A                                           803,792   42,448,256       0.3%
(degrees) NewStar Financial, Inc.                                        667,186      328,435       0.0%
*         Nicholas Financial, Inc.                                       191,957    1,677,704       0.0%
*         Nicolet Bankshares, Inc.                                        18,022    1,001,483       0.0%
#*        NMI Holdings, Inc. Class A                                     463,328    6,417,093       0.1%
#         Northeast Bancorp                                               53,039    1,034,260       0.0%
          Northeast Community Bancorp, Inc.                               10,981      110,359       0.0%
#         Northfield Bancorp, Inc.                                       738,334   11,695,211       0.1%
          Northrim BanCorp, Inc.                                         175,067    6,162,358       0.0%
#         Northwest Bancshares, Inc.                                   2,524,926   41,913,772       0.3%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    OceanFirst Financial Corp.                                     315,212 $ 8,504,420       0.1%
#   OFG Bancorp                                                  1,150,301  15,529,063       0.1%
    Old National Bancorp                                         4,545,920  78,189,824       0.5%
#   Old Second Bancorp, Inc.                                       206,179   2,948,360       0.0%
*   OneMain Holdings, Inc.                                         987,689  30,470,206       0.2%
    Oppenheimer Holdings, Inc. Class A                             136,058   3,653,157       0.0%
#   Opus Bank                                                      565,256  15,940,219       0.1%
#   Oritani Financial Corp.                                        590,896   9,040,709       0.1%
*   Pacific Premier Bancorp, Inc.                                   94,340   3,750,015       0.0%
#   Parke Bancorp, Inc.                                                484      11,350       0.0%
#   Patriot National Bancorp, Inc.                                   7,682     149,031       0.0%
#   PB Bancorp, Inc.                                                 3,118      32,739       0.0%
    Peapack Gladstone Financial Corp.                               64,818   2,141,587       0.0%
#   Penns Woods Bancorp, Inc.                                        2,657     115,580       0.0%
#   Peoples Bancorp of North Carolina, Inc.                         38,819   1,193,684       0.0%
    Peoples Bancorp, Inc.                                          461,564  16,551,685       0.1%
#   Peoples Financial Services Corp.                                10,744     503,894       0.0%
    Piper Jaffray Cos.                                             284,720  19,944,636       0.1%
    Popular, Inc.                                                1,158,487  53,626,363       0.4%
#*  PRA Group, Inc.                                                278,301   9,907,516       0.1%
    Premier Financial Bancorp, Inc.                                195,554   3,848,503       0.0%
    ProAssurance Corp.                                               5,400     255,420       0.0%
#   Provident Financial Holdings, Inc.                             203,517   3,734,537       0.0%
    Provident Financial Services, Inc.                           2,214,224  57,835,531       0.4%
#   Prudential Bancorp, Inc.                                         6,635     121,221       0.0%
#*  Regional Management Corp.                                      306,317  10,068,640       0.1%
#   Renasant Corp.                                                 686,732  31,060,888       0.2%
    Republic Bancorp, Inc. Class A                                  87,544   3,691,730       0.0%
    Riverview Bancorp, Inc.                                        462,103   4,339,147       0.0%
#   S&T Bancorp, Inc.                                              233,517   9,966,506       0.1%
    Safety Insurance Group, Inc.                                   253,407  20,272,560       0.1%
    Salisbury Bancorp, Inc.                                          3,107     129,096       0.0%
    Sandy Spring Bancorp, Inc.                                     479,798  19,014,395       0.1%
#   SB Financial Group, Inc.                                        36,003     680,457       0.0%
    SB One Bancorp                                                  19,540     589,131       0.0%
*   Security National Financial Corp. Class A                       17,700      94,695       0.0%
#   Selective Insurance Group, Inc.                              1,427,490  84,507,408       0.6%
    Shore Bancshares, Inc.                                          70,472   1,274,838       0.0%
    SI Financial Group, Inc.                                        59,423     849,749       0.0%
#*  Siebert Financial Corp.                                         32,271     301,734       0.0%
    Sierra Bancorp                                                 280,054   7,802,304       0.1%
#   Simmons First National Corp. Class A                         1,072,128  32,378,266       0.2%
*   SmartFinancial, Inc.                                               674      16,075       0.0%
    South State Corp.                                              143,137  12,388,507       0.1%
#   Southern National Bancorp of Virginia, Inc.                     32,772     532,545       0.0%
    Southwest Georgia Financial Corp.                                1,652      34,527       0.0%
#   State Auto Financial Corp.                                     899,388  28,087,887       0.2%
#   Sterling Bancorp                                             3,083,401  73,230,774       0.5%
    Stewart Information Services Corp.                             338,640  14,124,674       0.1%
#   Stifel Financial Corp.                                         822,132  47,913,853       0.3%
    Summit State Bank                                               10,697     158,850       0.0%
    TCF Financial Corp.                                          2,968,355  73,704,255       0.5%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Financials -- (Continued)
    Territorial Bancorp, Inc.                                       86,609 $    2,636,378       0.0%
#*  Third Point Reinsurance, Ltd.                                1,298,017     17,263,626       0.1%
    Timberland Bancorp, Inc.                                       182,635      5,963,033       0.0%
    Tiptree, Inc.                                                  801,230      5,087,810       0.0%
#   Trico Bancshares                                                68,629      2,564,666       0.0%
#   Trustmark Corp.                                              1,466,542     45,917,430       0.3%
#   Two River Bancorp                                               16,796        286,204       0.0%
    Umpqua Holdings Corp.                                          377,074      8,883,863       0.1%
#*  Unico American Corp.                                           142,667      1,098,536       0.0%
#   Union Bankshares Corp.                                       1,327,941     50,209,449       0.3%
    United Bancshares, Inc.                                          9,093        202,774       0.0%
#   United Bankshares, Inc.                                        909,555     30,879,392       0.2%
    United Community Bancorp                                         2,815         71,220       0.0%
    United Community Banks, Inc.                                       646         20,627       0.0%
    United Community Financial Corp.                               225,937      2,288,742       0.0%
    United Financial Bancorp, Inc.                               1,105,372     18,271,799       0.1%
    United Fire Group, Inc.                                        790,855     39,772,098       0.3%
    United Security Bancshares                                      49,647        551,082       0.0%
#   Unity Bancorp, Inc.                                             67,523      1,485,506       0.0%
    Univest Corp. of Pennsylvania                                  263,743      7,582,611       0.1%
#   Valley National Bancorp                                      2,983,646     37,444,757       0.3%
*   Veritex Holdings, Inc.                                          55,731      1,600,594       0.0%
#   Virtus Investment Partners, Inc.                                49,944      5,761,040       0.0%
    VSB Bancorp, Inc.                                                  833         17,389       0.0%
    Washington Federal, Inc.                                     3,007,914     95,501,269       0.6%
    Waterstone Financial, Inc.                                     432,767      7,421,954       0.1%
#   WesBanco, Inc.                                               1,079,135     47,266,113       0.3%
#   Western New England Bancorp, Inc.                              536,004      5,788,843       0.0%
    White Mountains Insurance Group, Ltd.                           28,307     24,493,764       0.2%
    Wintrust Financial Corp.                                       796,176     71,217,943       0.5%
#*  World Acceptance Corp.                                         127,590     13,077,975       0.1%
    WVS Financial Corp.                                              1,740         28,292       0.0%
                                                                           --------------      ----
Total Financials                                                            4,008,195,693      26.4%
                                                                           --------------      ----
Health Care -- (4.1%)
#*  AAC Holdings, Inc.                                              17,483        198,082       0.0%
#*  Acadia Healthcare Co., Inc.                                  1,534,824     54,609,038       0.4%
#   Aceto Corp.                                                    619,604      1,561,402       0.0%
#*  Acorda Therapeutics, Inc.                                      177,765      4,106,371       0.0%
#*  Allied Healthcare Products, Inc.                                34,602         87,197       0.0%
#*  Allscripts Healthcare Solutions, Inc.                        1,997,706     23,213,344       0.2%
#*  AMAG Pharmaceuticals, Inc.                                     497,564     10,224,940       0.1%
#*  American Shared Hospital Services                               87,469        205,552       0.0%
    Analogic Corp.                                                  40,077      3,330,399       0.0%
*   AngioDynamics, Inc.                                          1,086,740     21,061,021       0.1%
*   Applied Genetic Technologies Corp.                             197,761        904,757       0.0%
#*  Brookdale Senior Living, Inc.                                5,258,771     38,073,502       0.3%
#*  Community Health Systems, Inc.                               2,631,255      9,946,144       0.1%
    CONMED Corp.                                                   554,885     36,084,172       0.2%
#*  Cross Country Healthcare, Inc.                                  66,625        838,143       0.0%
#*  Cumberland Pharmaceuticals, Inc.                                22,114        143,520       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
#*  Depomed, Inc.                                                  507,493 $  3,187,056       0.0%
    Digirad Corp.                                                  269,340      404,010       0.0%
#*  Diplomat Pharmacy, Inc.                                        196,124    4,273,542       0.0%
*   Emergent BioSolutions, Inc.                                    109,152    5,660,623       0.0%
#*  Endo International P.L.C.                                    2,871,294   16,452,515       0.1%
#   Ensign Group, Inc. (The)                                        48,398    1,348,852       0.0%
#*  Envision Healthcare Corp.                                      246,163    9,149,879       0.1%
*   Five Star Senior Living, Inc.                                  246,771      296,125       0.0%
#*  FONAR Corp.                                                     19,367      550,991       0.0%
#*  Halyard Health, Inc.                                           952,753   45,131,910       0.3%
#*  Hanger, Inc.                                                   262,823    4,809,661       0.0%
*   Harvard Bioscience, Inc.                                       222,010    1,276,557       0.0%
#*  Impax Laboratories, Inc.                                       456,966    8,590,961       0.1%
*   Integer Holdings Corp.                                         890,012   48,861,659       0.3%
#*  IntriCon Corp.                                                  18,220      424,526       0.0%
#   Invacare Corp.                                                 526,432    9,581,062       0.1%
    Kewaunee Scientific Corp.                                       70,151    2,423,717       0.0%
#*  LHC Group, Inc.                                                316,411   23,547,307       0.2%
#*  LifePoint Health, Inc.                                       1,220,067   58,441,209       0.4%
*   LivaNova P.L.C.                                                272,629   24,204,003       0.2%
*   Magellan Health, Inc.                                          728,658   61,097,973       0.4%
#*  Mallinckrodt P.L.C.                                          1,590,154   20,672,002       0.1%
#*  Medpace Holdings, Inc.                                           8,401      310,753       0.0%
#*  Micron Solutions, Inc.                                           2,937       10,943       0.0%
#*  Misonix, Inc.                                                  121,706    1,338,766       0.0%
#*  Molina Healthcare, Inc.                                         16,947    1,410,838       0.0%
#*  Myriad Genetics, Inc.                                        1,018,417   28,811,017       0.2%
    National HealthCare Corp.                                      120,384    7,377,132       0.1%
#   Owens & Minor, Inc.                                          1,179,406   19,165,347       0.1%
#*  PDL BioPharma, Inc.                                          3,298,747    9,632,341       0.1%
#*  Pfenex, Inc.                                                   104,572      581,420       0.0%
#*  Prestige Brands Holdings, Inc.                                 437,083   12,867,724       0.1%
*   Providence Service Corp. (The)                                  77,371    5,870,911       0.0%
#*  Quorum Health Corp.                                            176,667    1,245,502       0.0%
#*  RTI Surgical, Inc.                                             954,457    4,199,611       0.0%
#*  Select Medical Holdings Corp.                                2,039,821   36,818,769       0.3%
#*  Spectrum Pharmaceuticals, Inc.                                  26,925      428,646       0.0%
#*  Surgery Partners, Inc.                                          47,938      767,008       0.0%
#*  Syneos Health, Inc.                                            146,071    5,565,305       0.0%
#*  Taro Pharmaceutical Industries, Ltd.                             3,986      406,492       0.0%
#*  Triple-S Management Corp. Class B                              725,967   20,581,164       0.1%
                                                                           ------------       ---
Total Health Care                                                           712,363,413       4.7%
                                                                           ------------       ---
Industrials -- (14.9%)
    AAR Corp.                                                    1,022,355   44,267,972       0.3%
#   ABM Industries, Inc.                                            47,473    1,477,834       0.0%
    ACCO Brands Corp.                                            3,356,739   40,448,705       0.3%
#   Acme United Corp.                                                4,447       94,988       0.0%
#*  Aegion Corp.                                                   994,130   22,556,810       0.2%
*   AeroCentury Corp.                                               31,474      502,010       0.0%
#   Air Lease Corp.                                                730,297   30,446,082       0.2%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
*   Air Transport Services Group, Inc.                             241,902 $ 4,896,096       0.0%
    Aircastle, Ltd.                                              2,698,327  52,887,209       0.4%
    Alamo Group, Inc.                                              210,799  23,076,167       0.2%
*   Alpha PRO Tech, Ltd.                                            81,726     269,696       0.0%
*   Ameresco, Inc. Class A                                         243,000   2,879,550       0.0%
#   American Railcar Industries, Inc.                              444,443  16,866,612       0.1%
*   AMREP Corp.                                                      7,729      55,842       0.0%
*   ARC Document Solutions, Inc.                                    19,392      42,662       0.0%
    ArcBest Corp.                                                  801,468  25,727,123       0.2%
    Argan, Inc.                                                     17,666     706,640       0.0%
*   Armstrong Flooring, Inc.                                       573,595   7,083,898       0.0%
#*  Arotech Corp.                                                  431,193   1,379,818       0.0%
#   Astec Industries, Inc.                                         344,021  19,113,807       0.1%
#*  Atlas Air Worldwide Holdings, Inc.                             795,837  50,456,066       0.3%
*   Avalon Holdings Corp. Class A                                   45,187      94,441       0.0%
#   AZZ, Inc.                                                       33,851   1,508,062       0.0%
    Barnes Group, Inc.                                           1,069,738  59,402,551       0.4%
*   Beacon Roofing Supply, Inc.                                    516,175  25,266,766       0.2%
#*  BMC Stock Holdings, Inc.                                       485,056   8,367,216       0.1%
    Briggs & Stratton Corp.                                      1,227,784  22,136,946       0.1%
#*  Broadwind Energy, Inc.                                         206,324     544,695       0.0%
*   CAI International, Inc.                                        480,917  10,811,014       0.1%
*   CBIZ, Inc.                                                   1,335,024  24,831,446       0.2%
#   CECO Environmental Corp.                                       198,649     933,650       0.0%
#   Celadon Group, Inc.                                            198,242     557,060       0.0%
#   Cemtrex, Inc.                                                   13,570      38,132       0.0%
#*  Chart Industries, Inc.                                         255,849  14,516,872       0.1%
    Chicago Rivet & Machine Co.                                     29,001     841,467       0.0%
#   CIRCOR International, Inc.                                       2,074      87,875       0.0%
*   Civeo Corp.                                                    606,075   2,030,351       0.0%
#*  Colfax Corp.                                                    73,471   2,278,336       0.0%
    Columbus McKinnon Corp.                                        341,143  12,240,211       0.1%
    CompX International, Inc.                                       67,191     923,876       0.0%
*   Continental Materials Corp.                                     14,260     270,340       0.0%
    Costamare, Inc.                                                764,273   5,189,414       0.0%
*   Covenant Transportation Group, Inc. Class A                    299,665   8,315,704       0.1%
*   CPI Aerostructures, Inc.                                        30,157     287,999       0.0%
    CRA International, Inc.                                        196,685  11,106,802       0.1%
*   CSW Industrials, Inc.                                           25,621   1,110,670       0.0%
#   Cubic Corp.                                                    470,264  29,038,802       0.2%
    DMC Global, Inc.                                                79,598   3,080,443       0.0%
*   Ducommun, Inc.                                                 320,003   9,308,887       0.1%
*   DXP Enterprises, Inc.                                           37,886   1,375,262       0.0%
    Eastern Co. (The)                                               78,381   2,226,020       0.0%
#*  Echo Global Logistics, Inc.                                    443,453  12,106,267       0.1%
    Ecology and Environment, Inc. Class A                           35,051     457,416       0.0%
    EMCOR Group, Inc.                                               88,678   6,525,814       0.0%
    Encore Wire Corp.                                              535,634  28,201,130       0.2%
#*  Engility Holdings, Inc.                                        101,529   2,580,867       0.0%
    Ennis, Inc.                                                    722,667  12,935,739       0.1%
    EnPro Industries, Inc.                                         122,556   9,210,083       0.1%
#   ESCO Technologies, Inc.                                        499,335  27,887,860       0.2%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Essendant, Inc.                                                610,001 $ 4,538,407       0.0%
*   Esterline Technologies Corp.                                 1,083,684  77,862,695       0.5%
    Federal Signal Corp.                                           561,581  12,163,844       0.1%
#*  Franklin Covey Co.                                             138,619   3,382,304       0.0%
    FreightCar America, Inc.                                       324,372   4,521,746       0.0%
*   FTI Consulting, Inc.                                         1,026,969  59,974,990       0.4%
*   Fuel Tech, Inc.                                                  4,130       5,286       0.0%
#   GATX Corp.                                                   1,411,679  92,097,938       0.6%
#*  Gencor Industries, Inc.                                        176,217   2,740,174       0.0%
#*  Gibraltar Industries, Inc.                                     684,487  24,059,718       0.2%
#*  Golden Ocean Group, Ltd.                                        88,714     716,809       0.0%
#*  Goldfield Corp. (The)                                           16,363      68,725       0.0%
*   GP Strategies Corp.                                             19,299     402,384       0.0%
#   Granite Construction, Inc.                                     407,556  21,347,783       0.1%
#*  Great Lakes Dredge & Dock Corp.                              1,551,872   7,138,611       0.0%
#   Greenbrier Cos., Inc. (The)                                    646,093  28,331,178       0.2%
#   Griffon Corp.                                                1,310,935  26,087,607       0.2%
    Hardinge, Inc.                                                 328,578   6,026,121       0.0%
#   Hawaiian Holdings, Inc.                                        286,325  11,796,590       0.1%
    Heidrick & Struggles International, Inc.                       348,280  13,112,742       0.1%
*   Heritage-Crystal Clean, Inc.                                   169,323   3,581,181       0.0%
#*  Hertz Global Holdings, Inc.                                  2,441,865  53,476,843       0.4%
#*  Houston Wire & Cable Co.                                       108,632     782,150       0.0%
*   Hub Group, Inc. Class A                                        654,232  28,753,496       0.2%
#*  Hudson Global, Inc.                                            344,553     647,760       0.0%
#*  Hudson Technologies, Inc.                                        1,400       6,132       0.0%
    Hurco Cos., Inc.                                               168,466   7,446,197       0.1%
*   Huron Consulting Group, Inc.                                   225,127   8,431,006       0.1%
    Hyster-Yale Materials Handling, Inc.                           258,834  18,428,981       0.1%
    ICF International, Inc.                                        537,360  36,056,856       0.2%
#*  IES Holdings, Inc.                                              46,846     791,697       0.0%
*   InnerWorkings, Inc.                                            347,673   3,511,497       0.0%
#*  Intersections, Inc.                                             47,452      83,516       0.0%
    Kadant, Inc.                                                   247,399  22,822,558       0.2%
    Kelly Services, Inc. Class A                                 1,044,101  30,550,395       0.2%
#   Kelly Services, Inc. Class B                                       567      19,315       0.0%
#*  Kirby Corp.                                                    326,873  27,882,267       0.2%
#*  KLX, Inc.                                                    1,100,879  86,121,764       0.6%
    Korn/Ferry International                                     1,452,257  77,637,659       0.5%
*   Lawson Products, Inc.                                          135,239   3,130,783       0.0%
#*  Layne Christensen Co.                                          186,085   2,625,659       0.0%
*   LB Foster Co. Class A                                            3,924      92,410       0.0%
#*  Limbach Holdings, Inc.                                         170,651   2,143,377       0.0%
    LS Starrett Co. (The) Class A                                  135,422     826,074       0.0%
    LSC Communications, Inc.                                        20,295     354,757       0.0%
    LSI Industries, Inc.                                           375,831   2,303,844       0.0%
*   Lydall, Inc.                                                   132,023   5,888,226       0.0%
#   Macquarie Infrastructure Corp.                                 526,487  19,953,857       0.1%
    Marten Transport, Ltd.                                       1,412,506  27,543,867       0.2%
*   Mastech Digital, Inc.                                           58,616     858,724       0.0%
    Matson, Inc.                                                   409,926  11,982,137       0.1%
#   Matthews International Corp. Class A                            77,359   3,802,195       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    McGrath RentCorp                                               423,421 $24,952,200       0.2%
    Miller Industries, Inc.                                        300,835   7,445,666       0.1%
#   Mobile Mini, Inc.                                            1,278,005  53,676,210       0.4%
*   Moog, Inc. Class A                                              63,848   5,233,621       0.0%
#   Multi-Color Corp.                                               57,205   3,715,465       0.0%
*   MYR Group, Inc.                                                340,440  10,213,200       0.1%
#   National Presto Industries, Inc.                                 8,595     822,971       0.0%
*   Navigant Consulting, Inc.                                    1,403,800  30,027,282       0.2%
*   Nexeo Solutions, Inc.                                          117,691   1,199,271       0.0%
*   NL Industries, Inc.                                            774,790   5,927,144       0.0%
    NN, Inc.                                                       736,769  14,956,411       0.1%
#*  Northwest Pipe Co.                                             194,019   3,827,995       0.0%
#*  NOW, Inc.                                                      187,037   2,268,759       0.0%
*   Orion Group Holdings, Inc.                                     726,856   4,404,747       0.0%
*   PAM Transportation Services, Inc.                              103,381   3,720,682       0.0%
    Park-Ohio Holdings Corp.                                       163,327   6,190,093       0.0%
*   Patriot Transportation Holding, Inc.                             2,456      44,454       0.0%
#*  Performant Financial Corp.                                      30,372      91,723       0.0%
*   Perma-Pipe International Holdings, Inc.                        203,998   1,846,182       0.0%
#   Powell Industries, Inc.                                        207,148   6,224,797       0.0%
    Preformed Line Products Co.                                     52,468   3,528,473       0.0%
    Quanex Building Products Corp.                                 850,245  14,581,702       0.1%
#*  Radiant Logistics, Inc.                                         94,756     334,489       0.0%
    RCM Technologies, Inc.                                         205,663   1,069,448       0.0%
    Regal Beloit Corp.                                             851,591  60,633,279       0.4%
    Resources Connection, Inc.                                     437,996   6,854,637       0.0%
#*  Revolution Lighting Technologies, Inc.                          33,318     118,612       0.0%
#*  Roadrunner Transportation Systems, Inc.                        683,453   1,469,424       0.0%
    RPX Corp.                                                    1,453,157  15,737,690       0.1%
*   Rush Enterprises, Inc. Class A                                 857,011  34,991,759       0.2%
*   Rush Enterprises, Inc. Class B                                 303,861  11,823,232       0.1%
*   Saia, Inc.                                                     511,442  33,780,744       0.2%
    Servotronics, Inc.                                              15,025     142,287       0.0%
*   SIFCO Industries, Inc.                                          65,552     357,258       0.0%
    SkyWest, Inc.                                                1,614,320  91,854,808       0.6%
    Spartan Motors, Inc.                                           592,410  10,574,519       0.1%
*   Sparton Corp.                                                  183,481   3,388,894       0.0%
#*  Spirit Airlines, Inc.                                          288,683  10,311,757       0.1%
*   SPX FLOW, Inc.                                                  25,470   1,146,150       0.0%
    Steelcase, Inc. Class A                                        396,887   5,258,753       0.0%
#*  Sterling Construction Co., Inc.                                  2,700      30,051       0.0%
#*  Team, Inc.                                                     578,502   9,805,609       0.1%
#   Terex Corp.                                                    928,696  33,915,978       0.2%
    Tetra Tech, Inc.                                               266,928  12,919,315       0.1%
#*  Textainer Group Holdings, Ltd.                                 110,064   1,893,101       0.0%
    Titan International, Inc.                                      717,920   7,394,576       0.1%
#*  Titan Machinery, Inc.                                          162,976   3,148,696       0.0%
*   Transcat, Inc.                                                  58,439     964,244       0.0%
*   TriMas Corp.                                                   582,700  15,791,170       0.1%
#   Triton International, Ltd.                                   1,353,902  41,984,501       0.3%
#   Triumph Group, Inc.                                            672,851  15,912,926       0.1%
*   TrueBlue, Inc.                                                 167,416   4,461,636       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Industrials -- (Continued)
#*  Tutor Perini Corp.                                           1,575,733 $   32,538,886       0.2%
*   Twin Disc, Inc.                                                 64,138      1,416,167       0.0%
#*  Ultralife Corp.                                                233,090      1,969,611       0.0%
#   UniFirst Corp.                                                 234,921     37,728,313       0.3%
    Universal Forest Products, Inc.                              1,371,348     43,718,574       0.3%
#*  USA Truck, Inc.                                                160,179      3,849,101       0.0%
*   Vectrus, Inc.                                                      255          9,180       0.0%
#*  Veritiv Corp.                                                  286,633     10,906,386       0.1%
    Viad Corp.                                                     440,272     22,343,804       0.2%
    Virco Manufacturing Corp.                                       47,331        198,790       0.0%
#*  Volt Information Sciences, Inc.                                427,295      1,153,697       0.0%
    VSE Corp.                                                       80,695      4,138,847       0.0%
#   Wabash National Corp.                                          802,096     16,090,046       0.1%
#   Werner Enterprises, Inc.                                     1,626,529     55,789,945       0.4%
#*  Wesco Aircraft Holdings, Inc.                                  715,183      7,223,348       0.1%
*   WESCO International, Inc.                                    1,584,743     94,371,446       0.6%
#*  Willis Lease Finance Corp.                                     249,969      8,168,987       0.1%
                                                                           --------------      ----
Total Industrials                                                           2,573,358,624      16.9%
                                                                           --------------      ----
Information Technology -- (10.9%)
*   ADDvantage Technologies Group, Inc.                              4,523          5,744       0.0%
    ADTRAN, Inc.                                                   129,194      1,892,692       0.0%
*   Agilysys, Inc.                                                 330,146      3,889,120       0.0%
#*  Airgain, Inc.                                                    2,740         21,783       0.0%
*   Alpha & Omega Semiconductor, Ltd.                              677,530     10,271,355       0.1%
*   Amkor Technology, Inc.                                       4,130,623     34,201,558       0.2%
*   Amtech Systems, Inc.                                            21,903        151,788       0.0%
*   Anixter International, Inc.                                    284,460     16,754,694       0.1%
    AstroNova, Inc.                                                167,910      2,997,194       0.0%
#*  AutoWeb, Inc.                                                   42,382        154,694       0.0%
*   Aviat Networks, Inc.                                            10,701        174,105       0.0%
    AVX Corp.                                                    1,864,903     27,525,968       0.2%
*   Aware, Inc.                                                    655,871      2,557,897       0.0%
#*  AXT, Inc.                                                      768,025      4,492,946       0.0%
    Bel Fuse, Inc. Class A                                          13,612        243,519       0.0%
    Bel Fuse, Inc. Class B                                         188,666      3,650,687       0.0%
#   Belden, Inc.                                                   104,862      6,459,499       0.1%
    Benchmark Electronics, Inc.                                  1,761,669     46,331,895       0.3%
*   Blucora, Inc.                                                1,168,611     30,383,886       0.2%
#   Brooks Automation, Inc.                                        995,129     24,758,810       0.2%
#*  BSQUARE Corp.                                                   73,776        331,992       0.0%
*   CACI International, Inc. Class A                               849,691    128,345,826       0.9%
#*  Cars.com, Inc.                                                 625,113     17,803,218       0.1%
    CCUR Holdings, Inc.                                            160,981        837,101       0.0%
#*  Ciena Corp.                                                  1,023,035     26,343,151       0.2%
#*  Cirrus Logic, Inc.                                              45,785      1,669,779       0.0%
    Cohu, Inc.                                                     811,512     17,366,357       0.1%
    Communications Systems, Inc.                                    87,967        314,922       0.0%
*   Computer Task Group, Inc.                                        1,520         11,658       0.0%
#*  comScore, Inc.                                                  32,276        684,251       0.0%
    Comtech Telecommunications Corp.                               658,356     20,139,110       0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
#   Convergys Corp.                                              3,490,621 $ 81,540,907       0.5%
#*  Cray, Inc.                                                     388,426    9,263,960       0.1%
#*  Cree, Inc.                                                   3,059,460  114,179,047       0.8%
    CSP, Inc.                                                      128,131    1,395,347       0.0%
    CTS Corp.                                                      949,466   28,436,507       0.2%
#   Daktronics, Inc.                                               154,013    1,387,657       0.0%
*   DHI Group, Inc.                                                 43,088       60,323       0.0%
*   Digi International, Inc.                                       758,641    8,724,371       0.1%
#*  Diodes, Inc.                                                 1,052,947   30,061,637       0.2%
*   DSP Group, Inc.                                                518,145    6,191,833       0.0%
*   Edgewater Technology, Inc.                                     299,794    1,723,816       0.0%
#*  Electro Scientific Industries, Inc.                             22,977      413,586       0.0%
#*  Electronics for Imaging, Inc.                                  320,241    8,870,676       0.1%
*   ePlus, Inc.                                                    337,385   26,940,192       0.2%
#*  Fabrinet                                                       467,759   13,195,481       0.1%
#*  FARO Technologies, Inc.                                        213,543   10,783,921       0.1%
#*  Finisar Corp.                                                2,007,004   31,269,122       0.2%
*   FormFactor, Inc.                                             1,185,935   13,608,604       0.1%
*   Frequency Electronics, Inc.                                    211,942    1,867,209       0.0%
#*  II-VI, Inc.                                                    423,080   16,119,348       0.1%
#*  Infinera Corp.                                                 209,630    2,456,864       0.0%
*   Insight Enterprises, Inc.                                    1,098,126   38,928,567       0.3%
*   Intelligent Systems Corp.                                       27,446      146,013       0.0%
*   inTEST Corp.                                                     8,100       58,320       0.0%
#*  Intevac, Inc.                                                   15,117       99,016       0.0%
#*  Kemet Corp.                                                    494,686    8,518,493       0.1%
*   Key Tronic Corp.                                               367,188    2,581,332       0.0%
*   Kimball Electronics, Inc.                                      798,917   12,662,834       0.1%
#*  Knowles Corp.                                                1,638,874   20,977,587       0.1%
*   Kulicke & Soffa Industries, Inc.                             2,045,534   46,822,273       0.3%
#*  KVH Industries, Inc.                                           287,030    3,042,518       0.0%
*   LGL Group, Inc. (The)                                           14,703       80,719       0.0%
#   Littelfuse, Inc.                                                 4,334      810,111       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                      220,814    3,669,929       0.0%
    ManTech International Corp. Class A                            772,031   45,619,312       0.3%
#*  Meet Group, Inc.(The)                                        1,251,480    2,978,522       0.0%
    MKS Instruments, Inc.                                          395,074   40,455,578       0.3%
#   MTS Systems Corp.                                               62,814    3,190,951       0.0%
#*  NeoPhotonics Corp.                                             492,577    2,531,846       0.0%
#*  NETGEAR, Inc.                                                  756,290   41,822,837       0.3%
#*  Netscout Systems, Inc.                                       2,055,634   55,810,463       0.4%
    Network-1 Technologies, Inc.                                    24,699       68,762       0.0%
*   Optical Cable Corp.                                            169,845      475,566       0.0%
#*  PAR Technology Corp.                                           118,663    1,695,694       0.0%
    Park Electrochemical Corp.                                     110,121    1,875,361       0.0%
    PC Connection, Inc.                                            869,150   23,197,613       0.2%
    PC-Tel, Inc.                                                   580,334    4,149,388       0.0%
#*  PCM, Inc.                                                      203,216    2,631,647       0.0%
#*  PDF Solutions, Inc.                                             66,077      736,759       0.0%
*   Perceptron, Inc.                                               203,782    1,791,244       0.0%
*   Perficient, Inc.                                               302,212    7,473,703       0.1%
#*  Photronics, Inc.                                             1,788,841   13,684,634       0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Information Technology -- (Continued)
#*  Plexus Corp.                                                    942,963 $   51,712,091       0.3%
#*  Presidio, Inc.                                                   30,717        470,584       0.0%
#*  Qualstar Corp.                                                       34            364       0.0%
*   QuinStreet, Inc.                                                    949         10,667       0.0%
#*  Rambus, Inc.                                                      3,215         43,403       0.0%
#*  RealNetworks, Inc.                                              417,055      1,488,886       0.0%
#   Reis, Inc.                                                      181,618      3,813,978       0.0%
    Relm Wireless Corp.                                             128,245        486,690       0.0%
    RF Industries, Ltd.                                              47,174        266,533       0.0%
*   Rhythmone P.L.C.                                                 32,442        104,970       0.0%
*   Ribbon Communications, Inc.                                     563,189      3,277,760       0.0%
    Richardson Electronics, Ltd.                                    331,288      3,071,040       0.0%
*   Rogers Corp.                                                     40,508      4,322,204       0.0%
*   Rubicon Project, Inc. (The)                                     744,645      1,623,326       0.0%
*   Rudolph Technologies, Inc.                                      463,787     11,757,000       0.1%
*   Sanmina Corp.                                                 2,625,575     77,454,462       0.5%
*   ScanSource, Inc.                                                683,164     23,432,525       0.2%
#*  Sigma Designs, Inc.                                             860,175      5,419,103       0.0%
#*  Sigmatron International, Inc.                                    16,500        112,200       0.0%
#*  Steel Connect, Inc.                                              86,658        168,983       0.0%
#*  Stratasys, Ltd.                                                 582,334     11,163,343       0.1%
#*  Super Micro Computer, Inc.                                      816,446     14,451,094       0.1%
*   Sykes Enterprises, Inc.                                         997,617     28,691,465       0.2%
#*  Synaptics, Inc.                                                 362,580     15,779,482       0.1%
#*  Synchronoss Technologies, Inc.                                  531,903      5,957,314       0.0%
    SYNNEX Corp.                                                    364,423     36,504,252       0.2%
#*  Tech Data Corp.                                               1,125,586     85,825,932       0.6%
    Tessco Technologies, Inc.                                       106,812      1,885,232       0.0%
#   TiVo Corp.                                                    2,303,809     32,598,897       0.2%
#*  Trio Tech International                                          46,744        253,352       0.0%
    TSR, Inc.                                                         1,145          6,069       0.0%
#*  TTM Technologies, Inc.                                        2,999,279     41,809,949       0.3%
#*  Ultra Clean Holdings, Inc.                                      273,007      4,780,353       0.0%
#*  Veeco Instruments, Inc.                                         235,143      3,632,959       0.0%
*   Virtusa Corp.                                                   358,021     17,235,131       0.1%
#   Vishay Intertechnology, Inc.                                  4,923,147     86,893,545       0.6%
*   Vishay Precision Group, Inc.                                    376,223     10,647,111       0.1%
*   Wireless Telecom Group, Inc.                                    112,088        254,440       0.0%
*   Xcerra Corp.                                                    732,012      8,842,705       0.1%
*   Xplore Technologies Corp.                                        10,421         32,930       0.0%
*   Zynga, Inc. Class A                                          13,690,663     47,232,787       0.3%
                                                                            --------------      ----
Total Information Technology                                                 1,871,360,310      12.3%
                                                                            --------------      ----
Materials -- (4.9%)
#   A Schulman, Inc.                                                 42,228      1,811,581       0.0%
*   AgroFresh Solutions, Inc.                                        43,189        298,868       0.0%
#*  Allegheny Technologies, Inc.                                     85,509      2,271,974       0.0%
*   American Biltrite, Inc.                                             110         56,815       0.0%
    American Vanguard Corp.                                         802,467     17,293,164       0.1%
#   Ampco-Pittsburgh Corp.                                           45,516        448,333       0.0%
    Boise Cascade Co.                                               818,844     34,063,910       0.2%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Materials -- (Continued)
#   Carpenter Technology Corp.                                    1,553,506 $ 82,739,730       0.5%
#*  Century Aluminum Co.                                          2,024,223   35,363,176       0.2%
#*  Clearwater Paper Corp.                                          320,313    7,575,402       0.1%
#*  Coeur Mining, Inc.                                            4,067,545   30,791,316       0.2%
#   Commercial Metals Co.                                         4,169,164   87,594,136       0.6%
    Core Molding Technologies, Inc.                                 198,382    3,074,921       0.0%
    Domtar Corp.                                                  2,142,845   94,070,895       0.6%
*   Ferroglobe P.L.C.                                               682,729    7,714,838       0.1%
    Friedman Industries, Inc.                                       182,776    1,124,072       0.0%
    FutureFuel Corp.                                                473,799    5,543,448       0.0%
#   Gold Resource Corp.                                             143,704      728,579       0.0%
#   Greif, Inc. Class A                                             638,510   37,365,605       0.3%
    Hawkins, Inc.                                                    21,941      713,083       0.0%
    Haynes International, Inc.                                      330,985   13,838,483       0.1%
#   Hecla Mining Co.                                             13,358,121   51,161,603       0.3%
    Innospec, Inc.                                                  129,634    9,424,392       0.1%
#*  Intrepid Potash, Inc.                                            91,044      412,429       0.0%
#   Kaiser Aluminum Corp.                                           134,174   13,221,506       0.1%
    KapStone Paper and Packaging Corp.                              524,694   18,059,967       0.1%
*   Kraton Corp.                                                    800,428   36,555,547       0.2%
#*  LSB Industries, Inc.                                            476,235    2,633,580       0.0%
    Materion Corp.                                                  512,116   25,989,887       0.2%
    Mercer International, Inc.                                    1,204,565   16,141,171       0.1%
    Minerals Technologies, Inc.                                     117,062    8,083,131       0.1%
    Northern Technologies International Corp.                         2,032       60,655       0.0%
#   Olympic Steel, Inc.                                             304,555    7,141,815       0.1%
#   PH Glatfelter Co.                                             1,175,712   24,560,624       0.2%
#*  Platform Specialty Products Corp.                             5,115,488   51,512,964       0.3%
    Rayonier Advanced Materials, Inc.                                27,169      581,417       0.0%
*   Resolute Forest Products, Inc.                                1,345,008   13,315,579       0.1%
#   Schnitzer Steel Industries, Inc. Class A                        486,735   14,334,346       0.1%
    Schweitzer-Mauduit International, Inc.                           76,697    2,993,484       0.0%
    Stepan Co.                                                       10,463      735,758       0.0%
*   SunCoke Energy, Inc.                                          1,478,263   16,985,242       0.1%
#   Synalloy Corp.                                                   49,471      853,375       0.0%
#*  TimkenSteel Corp.                                               122,096    2,049,992       0.0%
*   Trecora Resources                                                38,523      498,873       0.0%
#   Tredegar Corp.                                                1,120,298   19,717,245       0.1%
#   Tronox, Ltd. Class A                                          1,297,858   22,297,200       0.2%
*   UFP Technologies, Inc.                                           63,409    2,108,349       0.0%
    United States Lime & Minerals, Inc.                               6,453      482,168       0.0%
#*  Universal Stainless & Alloy Products, Inc.                      173,675    5,095,624       0.0%
#*  Verso Corp. Class A                                             385,350    6,959,421       0.1%
*   Webco Industries, Inc.                                            8,863      952,773       0.0%
                                                                            ------------       ---
Total Materials                                                              839,402,446       5.5%
                                                                            ------------       ---
Real Estate -- (0.3%)
    Alexander & Baldwin, Inc.                                       436,771   10,002,056       0.1%
#*  Altisource Asset Management Corp.                                10,032      662,112       0.0%
#   Consolidated-Tomoka Land Co.                                     11,388      700,590       0.0%
#*  Forestar Group, Inc.                                             18,593      405,327       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS**
                                                                        ----------- --------------- ---------------
Real Estate -- (Continued)
           Griffin Industrial Realty, Inc.                                   20,682 $       767,302        0.0%
#          Kennedy-Wilson Holdings, Inc.                                     58,814       1,114,525        0.0%
#*         Rafael Holdings, Inc. Class B                                     29,945         245,549        0.0%
           RE/MAX Holdings, Inc. Class A                                     66,975       3,626,696        0.0%
#          Realogy Holdings Corp.                                         1,444,285      35,832,711        0.3%
#*         Stratus Properties, Inc.                                         117,236       3,663,625        0.0%
#*         Tejon Ranch Co.                                                   46,400       1,128,912        0.0%
#*         Trinity Place Holdings, Inc.                                     206,687       1,353,800        0.0%
                                                                                    ---------------      -----
Total Real Estate                                                                        59,503,205        0.4%
                                                                                    ---------------      -----
Telecommunication Services -- (0.9%)
*          Alaska Communications Systems Group, Inc.                        379,988         558,582        0.0%
#          ATN International, Inc.                                          346,234      18,350,402        0.1%
#          Consolidated Communications Holdings, Inc.                       560,161       6,329,819        0.0%
*          Hawaiian Telcom Holdco, Inc.                                      88,522       2,411,339        0.0%
#          IDT Corp. Class B                                                 61,928         335,650        0.0%
#*         Iridium Communications, Inc.                                   1,424,615      16,952,919        0.1%
           Spok Holdings, Inc.                                              520,959       7,762,289        0.1%
           Telephone & Data Systems, Inc.                                 3,122,933      85,349,759        0.6%
#*         United States Cellular Corp.                                     464,548      18,382,165        0.1%
                                                                                    ---------------      -----
Total Telecommunication Services                                                        156,432,924        1.0%
                                                                                    ---------------      -----
Utilities -- (0.0%)
#          Consolidated Water Co., Ltd.                                     156,810       2,218,862        0.0%
#          TerraForm Power, Inc. Class A                                    450,362       5,021,536        0.1%
                                                                                    ---------------      -----
Total Utilities                                                                           7,240,398        0.1%
                                                                                    ---------------      -----
TOTAL COMMON STOCKS                                                                  15,060,998,020       99.0%
                                                                                    ---------------      -----
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
           GCI Liberty, Inc., 5.000%                                         17,641         417,915        0.0%
                                                                                    ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Media General, Inc. Contingent Value Rights                      564,216          56,421        0.0%
                                                                                    ---------------      -----
TOTAL INVESTMENT SECURITIES                                                          15,061,472,356
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
           State Street Institutional U.S. Government Money Market
             Fund, 1.630%                                               134,660,691 $   134,660,691        0.9%
                                                                                    ---------------      -----
(S)@       DFA Short Term Investment Fund                               176,096,632   2,037,438,029       13.4%
                                                                                    ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $13,434,666,339)                                $17,233,571,076      113.3%
                                                                                    ===============      =====

At April 30, 2018, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index     885     06/15/18  $121,151,559 $117,129,750  $(4,021,809)
                                             ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                      $121,151,559 $117,129,750  $(4,021,809)
                                             ============ ============  ===========

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                ---------------  -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $ 2,435,795,077              --   --    $ 2,435,795,077
   Consumer Staples                 613,132,850              --   --        613,132,850
   Energy                         1,784,213,080              --   --      1,784,213,080
   Financials                     4,007,867,258  $      328,435   --      4,008,195,693
   Health Care                      712,363,413              --   --        712,363,413
   Industrials                    2,573,358,624              --   --      2,573,358,624
   Information Technology         1,871,360,310              --   --      1,871,360,310
   Materials                        839,402,446              --   --        839,402,446
   Real Estate                       59,503,205              --   --         59,503,205
   Telecommunication Services       156,432,924              --   --        156,432,924
   Utilities                          7,240,398              --   --          7,240,398
Preferred Stocks
   Consumer Discretionary               417,915              --   --            417,915
Rights/Warrants                              --          56,421   --             56,421
Temporary Cash Investments          134,660,691              --   --        134,660,691
Securities Lending Collateral                --   2,037,438,029   --                 --
Futures Contracts**                  (4,021,809)             --   --         (4,021,809)
                                ---------------  --------------   --    ---------------
TOTAL                           $15,191,726,382  $2,037,822,885   --    $17,229,549,267
                                ===============  ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
COMMON STOCKS -- (92.4%)
Consumer Discretionary -- (14.7%)
*   1-800-Flowers.com, Inc. Class A                               71,666 $    910,158       0.0%
    A.H. Belo Corp. Class A                                       34,418      192,741       0.0%
#   Aaron's, Inc.                                                147,043    6,141,986       0.0%
#   Abercrombie & Fitch Co. Class A                              199,566    5,112,881       0.0%
    Acushnet Holdings Corp.                                        3,319       80,187       0.0%
#   Adient P.L.C.                                                169,956   10,416,603       0.1%
#*  Adtalem Global Education, Inc.                               138,523    6,593,695       0.0%
#   Advance Auto Parts, Inc.                                      84,366    9,655,689       0.1%
*   Amazon.com, Inc.                                             312,662  489,669,338       2.2%
    AMC Entertainment Holdings, Inc. Class A                      67,495    1,177,788       0.0%
#*  AMC Networks, Inc. Class A                                   103,976    5,406,752       0.0%
    AMCON Distributing Co.                                           247       22,681       0.0%
*   America's Car-Mart, Inc.                                      19,745    1,052,408       0.0%
*   American Axle & Manufacturing Holdings, Inc.                 271,003    4,157,186       0.0%
    American Eagle Outfitters, Inc.                              440,461    9,108,733       0.1%
#*  American Outdoor Brands Corp.                                109,691    1,206,601       0.0%
*   American Public Education, Inc.                               44,753    1,803,546       0.0%
    Aptiv P.L.C.                                                 183,923   15,556,207       0.1%
    Aramark                                                      300,833   11,248,146       0.1%
    Ark Restaurants Corp.                                          2,510       61,244       0.0%
*   Asbury Automotive Group, Inc.                                 61,535    4,125,922       0.0%
#*  Ascena Retail Group, Inc.                                    464,097    1,030,295       0.0%
#*  Ascent Capital Group, Inc. Class A                            18,044       62,432       0.0%
#*  At Home Group, Inc.                                           88,347    3,108,931       0.0%
#   Autoliv, Inc.                                                111,526   14,950,060       0.1%
#*  AutoNation, Inc.                                             221,733   10,241,847       0.1%
*   AutoZone, Inc.                                                14,617    9,128,609       0.1%
#*  AV Homes, Inc.                                                12,507      208,242       0.0%
*   Ballantyne Strong, Inc.                                       15,453       73,403       0.0%
*   Barnes & Noble Education, Inc.                               125,791      904,437       0.0%
    Barnes & Noble, Inc.                                         145,148      805,571       0.0%
    Bassett Furniture Industries, Inc.                            13,106      380,729       0.0%
    BBX Capital Corp.                                              1,495       14,920       0.0%
#   Beasley Broadcast Group, Inc. Class A                          8,639       98,053       0.0%
*   Beazer Homes USA, Inc.                                        68,898    1,011,423       0.0%
#   Bed Bath & Beyond, Inc.                                      315,304    5,505,208       0.0%
*   Belmond, Ltd. Class A                                        233,104    2,494,213       0.0%
    Best Buy Co., Inc.                                           648,225   49,608,659       0.2%
    Big 5 Sporting Goods Corp.                                    38,061      319,712       0.0%
#   Big Lots, Inc.                                               124,716    5,294,194       0.0%
*   Biglari Holdings, Inc.                                           292       99,940       0.0%
    BJ's Restaurants, Inc.                                        51,628    2,883,424       0.0%
    Bloomin' Brands, Inc.                                        238,326    5,638,793       0.0%
#*  Bojangles', Inc.                                              61,009      899,883       0.0%
*   Booking Holdings, Inc.                                        29,118   63,419,004       0.3%
#*  Boot Barn Holdings, Inc.                                      57,648    1,128,171       0.0%
    BorgWarner, Inc.                                             284,842   13,940,167       0.1%
    Bowl America, Inc. Class A                                     1,576       23,656       0.0%
#   Boyd Gaming Corp.                                             37,566    1,247,567       0.0%
*   Bravo Brio Restaurant Group, Inc.                             27,568      110,272       0.0%
*   Bridgepoint Education, Inc.                                   67,684      395,275       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Bright Horizons Family Solutions, Inc.                         122,271 $ 11,601,072       0.1%
#   Brinker International, Inc.                                     98,293    4,284,592       0.0%
    Brunswick Corp.                                                186,795   11,185,285       0.1%
#   Buckle, Inc. (The)                                              23,083      532,063       0.0%
*   Build-A-Bear Workshop, Inc.                                     37,992      345,727       0.0%
*   Burlington Stores, Inc.                                         71,294    9,685,290       0.1%
#   Cable One, Inc.                                                 14,179    9,005,366       0.1%
#*  Caesars Entertainment Corp.                                    157,282    1,785,151       0.0%
    Caleres, Inc.                                                  101,579    3,324,681       0.0%
    Callaway Golf Co.                                              206,123    3,557,683       0.0%
*   Cambium Learning Group, Inc.                                    89,866      911,241       0.0%
#   Camping World Holdings, Inc. Class A                            15,770      451,495       0.0%
    Capella Education Co.                                           25,866    2,373,205       0.0%
*   Career Education Corp.                                         170,116    2,206,405       0.0%
#*  CarMax, Inc.                                                   222,819   13,926,187       0.1%
    Carnival Corp.                                                 196,669   12,401,947       0.1%
#   Carriage Services, Inc.                                         41,320    1,075,560       0.0%
*   Carrols Restaurant Group, Inc.                                  84,688      872,286       0.0%
#   Carter's, Inc.                                                 128,631   12,904,262       0.1%
#   Cato Corp. (The) Class A                                        45,681      740,489       0.0%
*   Cavco Industries, Inc.                                          14,281    2,432,768       0.0%
    CBS Corp. Class B                                              265,903   13,082,428       0.1%
#   CBS Corp. Class A                                                9,684      479,261       0.0%
#*  Central European Media Enterprises, Ltd. Class A                30,475      129,519       0.0%
*   Century Communities, Inc.                                       54,878    1,687,498       0.0%
*   Charter Communications, Inc. Class A                           153,953   41,765,909       0.2%
#   Cheesecake Factory, Inc. (The)                                 111,841    5,810,140       0.0%
*   Cherokee, Inc.                                                   7,301        5,264       0.0%
    Chico's FAS, Inc.                                              325,535    3,232,563       0.0%
#   Children's Place, Inc. (The)                                    46,632    5,947,912       0.0%
#*  Chipotle Mexican Grill, Inc.                                    19,332    8,183,816       0.0%
#   Choice Hotels International, Inc.                               97,125    7,774,856       0.0%
#*  Christopher & Banks Corp.                                       36,826       39,036       0.0%
    Churchill Downs, Inc.                                            4,756    1,305,998       0.0%
*   Chuy's Holdings, Inc.                                           31,646      905,076       0.0%
#   Cinemark Holdings, Inc.                                        255,575   10,010,873       0.1%
    Citi Trends, Inc.                                               37,893    1,160,663       0.0%
#*  Clarus Corp.                                                    54,348      388,588       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                    55,541      266,597       0.0%
    Collectors Universe, Inc.                                       11,724      183,715       0.0%
    Columbia Sportswear Co.                                        122,078   10,133,695       0.1%
    Comcast Corp. Class A                                        4,173,235  130,997,847       0.6%
#*  Conn's, Inc.                                                    29,186      744,243       0.0%
#   Cooper Tire & Rubber Co.                                       125,549    3,069,673       0.0%
*   Cooper-Standard Holdings, Inc.                                  43,905    5,435,439       0.0%
#   Core-Mark Holding Co., Inc.                                     84,667    1,744,987       0.0%
#   Cracker Barrel Old Country Store, Inc.                          65,189   10,729,458       0.1%
#*  Crocs, Inc.                                                    134,639    2,127,296       0.0%
#   Crown Crafts, Inc.                                               9,025       53,247       0.0%
    CSS Industries, Inc.                                             6,218      106,079       0.0%
    Culp, Inc.                                                      27,347      808,104       0.0%
    Dana, Inc.                                                     380,209    9,022,360       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Darden Restaurants, Inc.                                       130,879 $12,153,424       0.1%
#*  Dave & Buster's Entertainment, Inc.                             98,933   4,203,663       0.0%
#*  Deckers Outdoor Corp.                                           63,998   5,968,453       0.0%
*   Del Frisco's Restaurant Group, Inc.                             39,442     627,128       0.0%
*   Del Taco Restaurants, Inc.                                      91,260   1,018,462       0.0%
    Delphi Technologies P.L.C.                                     147,304   7,130,987       0.0%
*   Delta Apparel, Inc.                                              6,441     116,518       0.0%
*   Denny's Corp.                                                  137,016   2,399,150       0.0%
#*  Destination Maternity Corp.                                     10,940      31,070       0.0%
#*  Destination XL Group, Inc.                                      56,418      95,911       0.0%
#   Dick's Sporting Goods, Inc.                                    187,754   6,212,780       0.0%
#   Dillard's, Inc. Class A                                         74,845   5,579,695       0.0%
#   Dine Brands Global, Inc.                                        47,408   3,761,351       0.0%
#*  Discovery, Inc. Class A                                        280,386   6,631,129       0.0%
*   Discovery, Inc. Class B                                          1,400      49,420       0.0%
#*  Discovery, Inc. Class C                                        376,739   8,371,141       0.0%
*   DISH Network Corp. Class A                                     151,631   5,087,220       0.0%
*   Dixie Group, Inc. (The)                                          9,189      27,567       0.0%
    Dollar General Corp.                                           260,085  25,106,005       0.1%
*   Dollar Tree, Inc.                                              318,842  30,573,759       0.1%
    Domino's Pizza, Inc.                                            45,009  10,880,026       0.1%
#*  Dorman Products, Inc.                                           71,910   4,620,937       0.0%
    Dover Motorsports, Inc.                                          3,182       6,523       0.0%
    DR Horton, Inc.                                                384,514  16,972,448       0.1%
#*  Drive Shack, Inc.                                               92,336     501,384       0.0%
#   DSW, Inc. Class A                                              171,247   3,818,808       0.0%
#*  Duluth Holdings, Inc. Class B                                    5,670      98,374       0.0%
#   Dunkin' Brands Group, Inc.                                     152,293   9,283,781       0.1%
#*  Educational Development Corp.                                    1,932      46,948       0.0%
#*  El Pollo Loco Holdings, Inc.                                     3,100      31,000       0.0%
#*  Eldorado Resorts, Inc.                                          38,221   1,547,950       0.0%
*   Emerson Radio Corp.                                             14,810      21,623       0.0%
*   Emmis Communications Corp. Class A                               7,204      32,850       0.0%
#   Entercom Communications Corp. Class A                          180,118   1,828,198       0.0%
    Entravision Communications Corp. Class A                       180,411     838,911       0.0%
    Escalade, Inc.                                                  15,110     200,207       0.0%
#   Ethan Allen Interiors, Inc.                                     64,352   1,418,962       0.0%
*   EVINE Live, Inc.                                                36,640      42,502       0.0%
#   EW Scripps Co. (The) Class A                                   124,552   1,386,264       0.0%
#   Expedia Group, Inc.                                            102,562  11,808,989       0.1%
*   Express, Inc.                                                  213,719   1,675,557       0.0%
    Extended Stay America, Inc.                                    480,766   9,413,398       0.1%
#*  Famous Dave's of America, Inc.                                   5,587      45,813       0.0%
#*  Fiesta Restaurant Group, Inc.                                   50,644   1,063,524       0.0%
#   Finish Line, Inc. (The) Class A                                114,037   1,547,482       0.0%
#*  Five Below, Inc.                                               125,115   8,834,370       0.1%
    Flanigan's Enterprises, Inc.                                       300       7,485       0.0%
    Flexsteel Industries, Inc.                                       8,385     307,394       0.0%
#   Foot Locker, Inc.                                              186,731   8,044,371       0.0%
    Ford Motor Co.                                               3,165,431  35,579,444       0.2%
#*  Fossil Group, Inc.                                              87,105   1,302,220       0.0%
#*  Fox Factory Holding Corp.                                       74,519   2,477,757       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Francesca's Holdings Corp.                                     109,220 $    540,639       0.0%
#   Fred's, Inc. Class A                                            70,219      168,175       0.0%
*   FTD Cos., Inc.                                                  32,986      212,430       0.0%
*   Full House Resorts, Inc.                                         1,684        5,439       0.0%
*   G-III Apparel Group, Ltd.                                      135,045    4,927,792       0.0%
#*  Gaia, Inc.                                                       8,400      127,260       0.0%
#   GameStop Corp. Class A                                         219,873    3,001,266       0.0%
    Gannett Co., Inc.                                              301,470    2,915,215       0.0%
#   Gap, Inc. (The)                                                704,361   20,595,516       0.1%
#   Garmin, Ltd.                                                   174,030   10,210,340       0.1%
*   GCI Liberty, Inc. Class A                                      177,521    7,917,437       0.0%
    General Motors Co.                                           1,204,471   44,252,265       0.2%
#*  Genesco, Inc.                                                   55,839    2,387,117       0.0%
    Gentex Corp.                                                   623,726   14,183,529       0.1%
*   Gentherm, Inc.                                                  81,007    2,738,037       0.0%
    Genuine Parts Co.                                              166,390   14,695,565       0.1%
    Goodyear Tire & Rubber Co. (The)                               476,696   11,969,837       0.1%
#*  GoPro, Inc. Class A                                            153,221      775,298       0.0%
    Graham Holdings Co. Class B                                      7,241    4,366,685       0.0%
#*  Grand Canyon Education, Inc.                                    98,981   10,293,034       0.1%
*   Gray Television, Inc.                                          207,414    2,343,778       0.0%
*   Gray Television, Inc. Class A                                      600        6,000       0.0%
*   Green Brick Partners, Inc.                                         767        7,747       0.0%
    Group 1 Automotive, Inc.                                        43,593    2,848,803       0.0%
#*  Groupon, Inc.                                                  809,742    3,757,203       0.0%
#   Guess?, Inc.                                                   187,851    4,375,050       0.0%
#   H&R Block, Inc.                                                358,364    9,908,765       0.1%
#*  Habit Restaurants, Inc. (The) Class A                            6,900       69,690       0.0%
    Hamilton Beach Brands Holding Co. Class A                       21,074      468,896       0.0%
#   Hanesbrands, Inc.                                              384,271    7,097,485       0.0%
#   Harley-Davidson, Inc.                                          231,402    9,517,564       0.1%
*   Harte-Hanks, Inc.                                                9,647       84,990       0.0%
    Hasbro, Inc.                                                    90,479    7,970,295       0.0%
    Haverty Furniture Cos., Inc.                                    37,702      684,291       0.0%
    Haverty Furniture Cos., Inc. Class A                             1,608       29,225       0.0%
#*  Helen of Troy, Ltd.                                             48,084    4,286,689       0.0%
*   Hemisphere Media Group, Inc.                                     8,272       90,165       0.0%
#*  Hibbett Sports, Inc.                                            51,323    1,395,986       0.0%
*   Hilton Grand Vacations, Inc.                                   135,352    5,820,136       0.0%
    Hilton Worldwide Holdings, Inc.                                211,231   16,653,452       0.1%
    Home Depot, Inc. (The)                                         885,726  163,682,165       0.7%
    Hooker Furniture Corp.                                          22,847      862,474       0.0%
#*  Horizon Global Corp.                                            42,715      319,081       0.0%
*   Houghton Mifflin Harcourt Co.                                  256,780    1,746,104       0.0%
#*  Hovnanian Enterprises, Inc. Class A                            195,219      392,390       0.0%
    Hyatt Hotels Corp. Class A                                      54,158    4,163,125       0.0%
#*  Iconix Brand Group, Inc.                                       115,013       93,241       0.0%
    ILG, Inc.                                                      242,959    8,292,191       0.0%
#*  IMAX Corp.                                                     124,060    2,878,192       0.0%
#*  Installed Building Products, Inc.                               51,012    2,943,392       0.0%
    International Game Technology P.L.C.                            57,160    1,615,913       0.0%
#   Interpublic Group of Cos., Inc. (The)                          469,478   11,074,986       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*         iRobot Corp.                                                  40,387 $ 2,356,985       0.0%
*          J Alexander's Holdings, Inc.                                  18,924     226,142       0.0%
           Jack in the Box, Inc.                                         57,377   5,146,717       0.0%
#*         JAKKS Pacific, Inc.                                           12,915      30,350       0.0%
*          Jamba, Inc.                                                   17,844     168,090       0.0%
#*         JC Penney Co., Inc.                                          553,231   1,609,902       0.0%
           John Wiley & Sons, Inc. Class A                              100,171   6,606,277       0.0%
           John Wiley & Sons, Inc. Class B                                4,638     313,065       0.0%
           Johnson Outdoors, Inc. Class A                                16,073   1,040,887       0.0%
*          K12, Inc.                                                     86,511   1,323,618       0.0%
           KB Home                                                       69,951   1,857,199       0.0%
*          Kirkland's, Inc.                                              38,973     412,724       0.0%
#          Kohl's Corp.                                                 334,299  20,766,654       0.1%
#*         Kona Grill, Inc.                                               4,321       7,346       0.0%
*          Koss Corp.                                                     1,533       2,821       0.0%
           L Brands, Inc.                                               127,557   4,453,015       0.0%
*          La Quinta Holdings, Inc.                                     258,817   5,057,284       0.0%
           La-Z-Boy, Inc.                                               108,650   3,129,120       0.0%
*          Lakeland Industries, Inc.                                     13,493     174,734       0.0%
#*         Lands' End, Inc.                                              22,424     433,904       0.0%
           Las Vegas Sands Corp.                                        292,372  21,439,639       0.1%
(degrees)* Lazare Kaplan International, Inc.                              1,600         225       0.0%
#          LCI Industries                                                51,147   4,874,309       0.0%
           Lear Corp.                                                   136,941  25,603,859       0.1%
#*         Lee Enterprises, Inc.                                         20,446      48,048       0.0%
#          Leggett & Platt, Inc.                                        279,874  11,348,891       0.1%
           Lennar Corp. Class A                                         413,538  21,872,025       0.1%
           Lennar Corp. Class B                                          26,101   1,114,252       0.0%
#          Libbey, Inc.                                                  57,764     330,410       0.0%
#*         Liberty Broadband Corp. Class A                               27,093   1,909,515       0.0%
#*         Liberty Broadband Corp. Class C                               95,289   6,755,037       0.0%
*          Liberty Expedia Holdings, Inc. Class A                        53,868   2,197,814       0.0%
#*         Liberty Media Corp.-Liberty Braves Class A                     5,907     129,777       0.0%
*          Liberty Media Corp.-Liberty Braves Class B                       239       5,628       0.0%
#*         Liberty Media Corp.-Liberty Braves Class C                    12,726     280,481       0.0%
#*         Liberty Media Corp.-Liberty Formula One Class A               14,769     415,157       0.0%
#*         Liberty Media Corp.-Liberty Formula One Class C               31,815     939,179       0.0%
*          Liberty Media Corp.-Liberty SiriusXM Class A                  59,077   2,467,646       0.0%
*          Liberty Media Corp.-Liberty SiriusXM Class B                   2,392     103,370       0.0%
*          Liberty Media Corp.-Liberty SiriusXM Class C                 127,261   5,301,693       0.0%
#          Liberty Tax, Inc.                                              1,211      12,473       0.0%
*          Liberty TripAdvisor Holdings, Inc. Class A                   171,799   1,580,551       0.0%
*          Liberty TripAdvisor Holdings, Inc. Class B                       694       6,975       0.0%
           Lifetime Brands, Inc.                                         11,349     135,053       0.0%
*          Lincoln Educational Services Corp.                             9,108      17,032       0.0%
#          Lions Gate Entertainment Corp. Class A                       126,755   3,154,932       0.0%
           Lions Gate Entertainment Corp. Class B                       197,653   4,549,972       0.0%
#          Lithia Motors, Inc. Class A                                   58,239   5,582,791       0.0%
#*         Live Nation Entertainment, Inc.                              270,856  10,690,686       0.1%
*          LKQ Corp.                                                    387,004  12,004,864       0.1%
           Lowe's Cos., Inc.                                            581,312  47,917,548       0.2%
#*         Luby's, Inc.                                                  41,043     105,891       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Lululemon Athletica, Inc.                                      112,055 $11,183,089       0.1%
#*  Lumber Liquidators Holdings, Inc.                               22,193     534,186       0.0%
*   M/I Homes, Inc.                                                 45,749   1,394,430       0.0%
#   Macy's, Inc.                                                   710,309  22,069,301       0.1%
*   Madison Square Garden Co. (The) Class A                         34,701   8,433,037       0.0%
*   Malibu Boats, Inc. Class A                                      58,822   1,982,301       0.0%
    Marcus Corp. (The)                                              22,169     660,636       0.0%
#   Marine Products Corp.                                           11,488     174,273       0.0%
#*  MarineMax, Inc.                                                 72,254   1,560,686       0.0%
    Marriott International, Inc. Class A                           209,876  28,685,852       0.1%
    Marriott Vacations Worldwide Corp.                              59,516   7,297,257       0.0%
#   Mattel, Inc.                                                   279,065   4,130,162       0.0%
*   MCBC Holdings, Inc.                                             35,020     840,480       0.0%
*   McClatchy Co. (The) Class A                                      6,581      62,125       0.0%
    McDonald's Corp.                                               529,832  88,715,070       0.4%
    MDC Holdings, Inc.                                             136,607   3,962,969       0.0%
#   Meredith Corp.                                                 109,192   5,656,146       0.0%
*   Meritage Homes Corp.                                            85,142   3,788,819       0.0%
    MGM Resorts International                                      434,678  13,657,583       0.1%
*   Michael Kors Holdings, Ltd.                                    222,303  15,209,971       0.1%
*   Michaels Cos., Inc. (The)                                      308,424   5,742,855       0.0%
*   Modine Manufacturing Co.                                       113,617   1,954,212       0.0%
*   Mohawk Industries, Inc.                                        107,857  22,637,027       0.1%
*   Monarch Casino & Resort, Inc.                                    6,425     274,090       0.0%
#   Monro, Inc.                                                     72,264   4,043,171       0.0%
#*  Motorcar Parts of America, Inc.                                 40,000     761,600       0.0%
#   Movado Group, Inc.                                              27,731   1,093,988       0.0%
#*  MSG Networks, Inc. Class A                                     123,281   2,527,260       0.0%
#*  Murphy USA, Inc.                                                90,948   5,690,616       0.0%
    Nathan's Famous, Inc.                                            8,747     716,817       0.0%
    National CineMedia, Inc.                                       131,698     753,313       0.0%
*   Nautilus, Inc.                                                  69,651   1,013,422       0.0%
*   Netflix, Inc.                                                  152,368  47,608,905       0.2%
*   Nevada Gold & Casinos, Inc.                                        700       1,456       0.0%
*   New Home Co., Inc. (The)                                         5,300      52,894       0.0%
    New Media Investment Group, Inc.                                18,474     306,299       0.0%
#*  New York & Co., Inc.                                           127,002     499,118       0.0%
#   New York Times Co. (The) Class A                               299,489   7,023,017       0.0%
#   Newell Brands, Inc.                                            134,472   3,715,461       0.0%
    News Corp. Class A                                             308,913   4,936,430       0.0%
    News Corp. Class B                                             149,743   2,433,324       0.0%
#   Nexstar Media Group, Inc. Class A                              108,193   6,735,014       0.0%
    NIKE, Inc. Class B                                             801,188  54,793,247       0.3%
    Nobility Homes, Inc.                                             1,105      24,863       0.0%
#   Nordstrom, Inc.                                                187,274   9,468,573       0.1%
*   Norwegian Cruise Line Holdings, Ltd.                           311,921  16,678,416       0.1%
#   Nutrisystem, Inc.                                               50,822   1,473,838       0.0%
*   NVR, Inc.                                                        4,716  14,619,600       0.1%
*   O'Reilly Automotive, Inc.                                       65,153  16,683,729       0.1%
    Office Depot, Inc.                                           1,094,004   2,505,269       0.0%
#*  Ollie's Bargain Outlet Holdings, Inc.                           78,341   4,872,810       0.0%
#   Omnicom Group, Inc.                                            214,687  15,813,844       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Overstock.com, Inc.                                             54,084 $ 2,060,600       0.0%
    Oxford Industries, Inc.                                         37,278   2,871,897       0.0%
    P&F Industries, Inc. Class A                                       504       4,082       0.0%
#   Papa John's International, Inc.                                 60,974   3,780,388       0.0%
#*  Party City Holdco, Inc.                                         19,247     303,140       0.0%
    Peak Resorts, Inc.                                              20,747      96,474       0.0%
*   Penn National Gaming, Inc.                                     113,225   3,431,850       0.0%
#   Penske Automotive Group, Inc.                                  181,403   8,181,275       0.0%
*   Perry Ellis International, Inc.                                 13,637     353,880       0.0%
#   PetMed Express, Inc.                                            55,680   1,863,053       0.0%
    PICO Holdings, Inc.                                             43,884     528,802       0.0%
#   Pier 1 Imports, Inc.                                           171,660     382,802       0.0%
*   Pinnacle Entertainment, Inc.                                    60,863   1,954,920       0.0%
#*  Planet Fitness, Inc. Class A                                   152,435   6,141,606       0.0%
#   Polaris Industries, Inc.                                       142,717  14,959,596       0.1%
    Pool Corp.                                                      62,397   8,661,328       0.1%
*   Potbelly Corp.                                                  47,561     568,354       0.0%
#   PulteGroup, Inc.                                               353,730  10,739,243       0.1%
    PVH Corp.                                                       86,756  13,852,331       0.1%
    QEP Co., Inc.                                                      352       9,462       0.0%
*   Qurate Retail Group, Inc. QVC Group Class A                    611,120  14,306,319       0.1%
*   Qurate Retail Group, Inc. QVC Group Class B                      1,148      27,391       0.0%
#   Ralph Lauren Corp.                                              63,905   7,019,964       0.0%
    RCI Hospitality Holdings, Inc.                                   7,842     213,224       0.0%
*   Reading International, Inc. Class A                             34,826     533,883       0.0%
*   Red Lion Hotels Corp.                                           23,241     228,924       0.0%
#*  Red Robin Gourmet Burgers, Inc.                                 27,494   1,714,251       0.0%
#   Red Rock Resorts, Inc. Class A                                 127,807   3,858,493       0.0%
*   Regis Corp.                                                     79,991   1,249,459       0.0%
#   Rent-A-Center, Inc.                                             88,792     897,687       0.0%
#*  RH                                                              58,951   5,626,873       0.0%
#   Rocky Brands, Inc.                                               7,436     177,349       0.0%
    Ross Stores, Inc.                                              268,071  21,673,540       0.1%
    Royal Caribbean Cruises, Ltd.                                  120,403  13,026,401       0.1%
#   Ruth's Hospitality Group, Inc.                                 102,283   2,746,299       0.0%
    Saga Communications, Inc. Class A                                1,544      57,282       0.0%
    Salem Media Group, Inc.                                         29,144      91,804       0.0%
#*  Sally Beauty Holdings, Inc.                                    230,262   3,981,230       0.0%
    Scholastic Corp.                                                52,735   2,183,229       0.0%
#*  Scientific Games Corp. Class A                                 132,363   7,054,948       0.0%
#*  SeaWorld Entertainment, Inc.                                   139,855   2,110,412       0.0%
#*  Sequential Brands Group, Inc.                                    2,521       4,866       0.0%
    Service Corp. International                                    317,336  11,585,937       0.1%
*   ServiceMaster Global Holdings, Inc.                            264,056  13,361,234       0.1%
#*  Shake Shack, Inc. Class A                                        7,132     339,555       0.0%
*   Shiloh Industries, Inc.                                         40,485     336,430       0.0%
#   Shoe Carnival, Inc.                                             23,587     574,815       0.0%
#*  Shutterfly, Inc.                                                68,732   5,561,793       0.0%
#   Signet Jewelers, Ltd.                                          145,690   5,664,427       0.0%
#   Sinclair Broadcast Group, Inc. Class A                         197,190   5,590,336       0.0%
#   Sirius XM Holdings, Inc.                                     1,265,390   8,009,919       0.0%
#   Six Flags Entertainment Corp.                                  147,192   9,308,422       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Skechers U.S.A., Inc. Class A                                  268,327 $ 7,647,319       0.0%
#*  Skyline Corp.                                                    4,311     109,413       0.0%
#*  Sleep Number Corp.                                              98,868   2,801,919       0.0%
#   Sonic Automotive, Inc. Class A                                  76,409   1,512,898       0.0%
#   Sonic Corp.                                                     70,548   1,827,899       0.0%
#*  Sotheby's                                                       98,810   5,217,168       0.0%
    Speedway Motorsports, Inc.                                      75,058   1,324,774       0.0%
#*  Sportsman's Warehouse Holdings, Inc.                           118,509     591,360       0.0%
#   Stage Stores, Inc.                                              63,240     184,028       0.0%
#   Standard Motor Products, Inc.                                   50,632   2,296,161       0.0%
    Starbucks Corp.                                              1,032,880  59,462,902       0.3%
#   Stein Mart, Inc.                                               100,423     205,867       0.0%
    Steven Madden, Ltd.                                            130,038   6,274,333       0.0%
*   Stoneridge, Inc.                                                70,564   1,857,950       0.0%
    Strattec Security Corp.                                          4,362     142,637       0.0%
#   Strayer Education, Inc.                                         25,244   2,652,387       0.0%
#   Sturm Ruger & Co., Inc.                                         34,520   1,907,230       0.0%
    Superior Industries International, Inc.                         27,361     359,797       0.0%
    Superior Uniform Group, Inc.                                    28,286     758,631       0.0%
*   Sypris Solutions, Inc.                                          12,624      17,800       0.0%
    Tailored Brands, Inc.                                           81,130   2,559,651       0.0%
*   Tandy Leather Factory, Inc.                                     14,264     105,554       0.0%
    Tapestry, Inc.                                                 338,748  18,214,480       0.1%
    Target Corp.                                                   496,893  36,074,432       0.2%
*   Taylor Morrison Home Corp. Class A                             306,534   7,283,248       0.0%
    TEGNA, Inc.                                                    529,366   5,595,399       0.0%
#*  Tempur Sealy International, Inc.                               114,095   5,105,751       0.0%
    Tenneco, Inc.                                                  130,536   5,833,654       0.0%
#*  Tesla, Inc.                                                     28,930   8,502,527       0.0%
#   Texas Roadhouse, Inc.                                          132,920   8,517,514       0.1%
    Thor Industries, Inc.                                          131,096  13,914,529       0.1%
    Tiffany & Co.                                                  148,446  15,264,702       0.1%
#   Tile Shop Holdings, Inc.                                        66,942     458,553       0.0%
    Tilly's, Inc. Class A                                            9,547     107,022       0.0%
    Time Warner, Inc.                                              482,981  45,786,599       0.2%
    TJX Cos., Inc. (The)                                           448,771  38,078,219       0.2%
#   Toll Brothers, Inc.                                            251,999  10,624,278       0.1%
*   TopBuild Corp.                                                  59,646   4,753,786       0.0%
    Tower International, Inc.                                       54,818   1,617,131       0.0%
*   Town Sports International Holdings, Inc.                        17,552     163,234       0.0%
    Tractor Supply Co.                                             188,865  12,842,820       0.1%
*   Trans World Entertainment Corp.                                    200         250       0.0%
#*  TRI Pointe Group, Inc.                                         250,934   4,293,481       0.0%
    Tribune Media Co. Class A                                        3,527     133,285       0.0%
#*  TripAdvisor, Inc.                                              208,777   7,812,435       0.0%
*   tronc, Inc.                                                     38,895     714,112       0.0%
#*  Tuesday Morning Corp.                                           36,500     129,575       0.0%
    Tupperware Brands Corp.                                         91,580   4,080,805       0.0%
#*  Turtle Beach Corp.                                               4,100      22,550       0.0%
    Twenty-First Century Fox, Inc. Class A                         628,795  22,988,745       0.1%
    Twenty-First Century Fox, Inc. Class B                         309,746  11,172,538       0.1%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                          56,616  14,205,521       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#*  Under Armour, Inc. Class A                                     210,347 $    3,735,763       0.0%
#*  Under Armour, Inc. Class C                                     247,753      3,803,009       0.0%
*   Unifi, Inc.                                                     28,794        852,590       0.0%
#   Unique Fabricating, Inc.                                         4,774         44,398       0.0%
*   Universal Electronics, Inc.                                     27,191      1,258,943       0.0%
*   Universal Technical Institute, Inc.                             23,794         74,475       0.0%
#*  Urban One, Inc.                                                 22,088         40,863       0.0%
*   Urban Outfitters, Inc.                                         267,944     10,790,105       0.1%
*   US Auto Parts Network, Inc.                                     32,252         58,054       0.0%
#   Vail Resorts, Inc.                                              49,113     11,262,102       0.1%
#*  Vera Bradley, Inc.                                              97,904      1,114,148       0.0%
    VF Corp.                                                       155,270     12,556,685       0.1%
#   Viacom, Inc. Class A                                            15,801        561,726       0.0%
    Viacom, Inc. Class B                                           591,086     17,827,154       0.1%
#*  Vista Outdoor, Inc.                                            125,476      2,101,723       0.0%
#*  Visteon Corp.                                                   77,200      9,606,768       0.1%
#*  Vitamin Shoppe, Inc.                                            50,468        249,817       0.0%
*   VOXX International Corp.                                        42,650        213,250       0.0%
    Walt Disney Co. (The)                                          966,747     96,993,727       0.4%
#*  Wayfair, Inc. Class A                                           97,035      6,045,280       0.0%
*   Weight Watchers International, Inc.                            110,611      7,748,301       0.0%
    Wendy's Co. (The)                                              736,689     12,332,174       0.1%
    Weyco Group, Inc.                                                7,427        272,571       0.0%
    Whirlpool Corp.                                                129,777     20,108,946       0.1%
#*  William Lyon Homes Class A                                      71,191      1,912,190       0.0%
#   Williams-Sonoma, Inc.                                          225,120     10,760,736       0.1%
#   Wingstop, Inc.                                                  51,536      2,518,049       0.0%
    Winmark Corp.                                                    6,461        841,868       0.0%
#   Winnebago Industries, Inc.                                      69,139      2,620,368       0.0%
    Wolverine World Wide, Inc.                                     179,001      5,362,870       0.0%
#   World Wrestling Entertainment, Inc. Class A                     66,022      2,627,015       0.0%
    Wyndham Worldwide Corp.                                        125,417     14,323,876       0.1%
    Wynn Resorts, Ltd.                                              89,789     16,717,814       0.1%
    Yum! Brands, Inc.                                              230,851     20,107,122       0.1%
*   ZAGG, Inc.                                                      63,757        714,078       0.0%
#*  Zumiez, Inc.                                                    50,773      1,188,088       0.0%
                                                                           --------------      ----
Total Consumer Discretionary                                                3,513,037,836      15.8%
                                                                           --------------      ----
Consumer Staples -- (5.6%)
#   Alico, Inc.                                                     12,803        413,537       0.0%
*   Alliance One International, Inc.                                19,968        417,331       0.0%
    Altria Group, Inc.                                           1,416,780     79,495,526       0.4%
    Andersons, Inc. (The)                                           63,780      2,082,417       0.0%
    Archer-Daniels-Midland Co.                                     340,899     15,469,997       0.1%
#*  Avon Products, Inc.                                            696,003      1,760,888       0.0%
#   B&G Foods, Inc.                                                152,098      3,460,230       0.0%
#*  Boston Beer Co., Inc. (The) Class A                             18,943      4,246,073       0.0%
*   Bridgford Foods Corp.                                            3,001         45,465       0.0%
    Brown-Forman Corp. Class A                                      42,577      2,272,335       0.0%
    Brown-Forman Corp. Class B                                     279,652     15,671,698       0.1%
    Bunge, Ltd.                                                    109,611      7,917,203       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
*   Cal-Maine Foods, Inc.                                           94,445 $  4,599,472       0.0%
#   Calavo Growers, Inc.                                            37,636    3,526,493       0.0%
#   Campbell Soup Co.                                              288,418   11,761,686       0.1%
#   Casey's General Stores, Inc.                                    78,780    7,610,148       0.0%
*   CCA Industries, Inc.                                             3,400       10,200       0.0%
*   Central Garden & Pet Co.                                        25,073      939,987       0.0%
*   Central Garden & Pet Co. Class A                                84,127    2,986,509       0.0%
#*  Chefs' Warehouse, Inc. (The)                                    51,144    1,240,242       0.0%
    Church & Dwight Co., Inc.                                      186,659    8,623,646       0.1%
#   Clorox Co. (The)                                               123,182   14,436,930       0.1%
#   Coca-Cola Bottling Co. Consolidated                             18,743    3,156,134       0.0%
    Coca-Cola Co. (The)                                          2,505,511  108,263,130       0.5%
*   Coffee Holding Co., Inc.                                           300        1,245       0.0%
    Colgate-Palmolive Co.                                          470,121   30,665,993       0.1%
    Conagra Brands, Inc.                                           303,143   11,237,511       0.1%
    Constellation Brands, Inc. Class A                              88,409   20,610,790       0.1%
    Constellation Brands, Inc. Class B                               3,160      734,700       0.0%
    Costco Wholesale Corp.                                         310,004   61,120,389       0.3%
#   Coty, Inc. Class A                                             472,412    8,196,348       0.0%
#*  Craft Brew Alliance, Inc.                                       31,258      603,279       0.0%
*   Crimson Wine Group, Ltd.                                        15,327      139,936       0.0%
*   Cyanotech Corp.                                                    800        3,360       0.0%
*   Darling Ingredients, Inc.                                      338,184    5,796,474       0.0%
#   Dean Foods Co.                                                 225,617    1,942,562       0.0%
#   Dr Pepper Snapple Group, Inc.                                  173,793   20,848,208       0.1%
#*  Edgewell Personal Care Co.                                      86,014    3,788,917       0.0%
#   Energizer Holdings, Inc.                                       100,590    5,769,842       0.0%
    Estee Lauder Cos., Inc. (The) Class A                          126,846   18,784,624       0.1%
#*  Farmer Brothers Co.                                             36,176    1,025,590       0.0%
#   Flowers Foods, Inc.                                            500,644   11,319,561       0.1%
    Fresh Del Monte Produce, Inc.                                   84,630    4,159,565       0.0%
#   General Mills, Inc.                                            377,579   16,515,305       0.1%
#*  Hain Celestial Group, Inc. (The)                               139,593    4,066,344       0.0%
*   Herbalife Nutrition, Ltd.                                      128,053   13,539,044       0.1%
    Hershey Co. (The)                                               86,560    7,958,326       0.0%
#   Hormel Foods Corp.                                             405,248   14,690,240       0.1%
#*  Hostess Brands, Inc.                                           211,719    2,974,652       0.0%
*   HRG Group, Inc.                                                407,814    4,583,829       0.0%
    Ingles Markets, Inc. Class A                                    38,502    1,318,694       0.0%
    Ingredion, Inc.                                                142,382   17,241,036       0.1%
    Inter Parfums, Inc.                                             57,881    2,963,507       0.0%
    J&J Snack Foods Corp.                                           27,447    3,771,492       0.0%
#   JM Smucker Co. (The)                                           138,042   15,747,831       0.1%
    John B. Sanfilippo & Son, Inc.                                  18,587    1,057,414       0.0%
#   Kellogg Co.                                                    154,484    9,099,108       0.1%
    Kimberly-Clark Corp.                                           225,959   23,395,795       0.1%
    Kraft Heinz Co. (The)                                          323,151   18,219,253       0.1%
#   Kroger Co. (The)                                               710,691   17,902,306       0.1%
    Lamb Weston Holdings, Inc.                                     109,413    7,146,857       0.0%
#   Lancaster Colony Corp.                                          53,444    6,712,032       0.0%
*   Landec Corp.                                                    56,375      749,788       0.0%
*   Lifevantage Corp.                                                9,964       37,764       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Lifeway Foods, Inc.                                             13,678 $     72,630       0.0%
#   Limoneira Co.                                                    5,204      121,149       0.0%
    Mannatech, Inc.                                                  1,435       28,628       0.0%
    McCormick & Co., Inc.                                            4,298      450,796       0.0%
#   McCormick & Co., Inc. Non-Voting                                90,768    9,567,855       0.1%
    Medifast, Inc.                                                  37,846    3,798,981       0.0%
#   MGP Ingredients, Inc.                                           41,925    4,015,996       0.0%
    Molson Coors Brewing Co. Class A                                 1,162       79,062       0.0%
    Molson Coors Brewing Co. Class B                               235,172   16,753,653       0.1%
    Mondelez International, Inc. Class A                           541,602   21,393,279       0.1%
*   Monster Beverage Corp.                                         212,304   11,676,720       0.1%
#   National Beverage Corp.                                         41,682    3,683,022       0.0%
*   Natural Alternatives International, Inc.                         7,941       79,807       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                        36,800      263,120       0.0%
#   Natural Health Trends Corp.                                     13,193      244,862       0.0%
    Nature's Sunshine Products, Inc.                                 2,587       23,930       0.0%
    Nu Skin Enterprises, Inc. Class A                              108,588    7,726,036       0.0%
    Ocean Bio-Chem, Inc.                                             3,050       10,309       0.0%
    Oil-Dri Corp. of America                                         7,596      294,421       0.0%
#*  Orchids Paper Products Co.                                       6,335       38,707       0.0%
    PepsiCo, Inc.                                                1,073,320  108,340,921       0.5%
*   Performance Food Group Co.                                     235,822    7,652,424       0.0%
    Philip Morris International, Inc.                              761,282   62,425,124       0.3%
#*  Pilgrim's Pride Corp.                                          214,493    4,633,049       0.0%
    Pinnacle Foods, Inc.                                           181,336   10,952,694       0.1%
#*  Post Holdings, Inc.                                            183,797   14,624,727       0.1%
#   PriceSmart, Inc.                                                56,350    4,936,260       0.0%
#*  Primo Water Corp.                                               46,429      605,434       0.0%
    Procter & Gamble Co. (The)                                   1,258,280   91,023,975       0.4%
#*  Revlon, Inc. Class A                                            51,808    1,181,222       0.0%
#*  Rite Aid Corp.                                               1,077,175    1,798,882       0.0%
    Rocky Mountain Chocolate Factory, Inc.                           5,266       61,138       0.0%
#   Sanderson Farms, Inc.                                           64,495    7,169,264       0.0%
    Seaboard Corp.                                                     550    2,203,878       0.0%
*   Seneca Foods Corp. Class A                                      14,037      386,719       0.0%
*   Seneca Foods Corp. Class B                                       1,493       44,193       0.0%
    SpartanNash Co.                                                 53,584      974,157       0.0%
#   Spectrum Brands Holdings, Inc.                                  82,589    5,954,667       0.0%
*   Sprouts Farmers Market, Inc.                                   271,894    6,805,507       0.0%
#*  SUPERVALU, Inc.                                                101,356    1,774,744       0.0%
    Sysco Corp.                                                    347,286   21,719,266       0.1%
#   Tootsie Roll Industries, Inc.                                   33,637      960,336       0.0%
#*  TreeHouse Foods, Inc.                                           93,774    3,610,299       0.0%
    Tyson Foods, Inc. Class A                                      231,697   16,241,960       0.1%
*   United Natural Foods, Inc.                                      99,261    4,468,730       0.0%
    United-Guardian, Inc.                                            1,741       30,206       0.0%
#   Universal Corp.                                                 52,318    2,461,562       0.0%
*   US Foods Holding Corp.                                         403,096   13,777,821       0.1%
*   USANA Health Sciences, Inc.                                     47,974    5,063,656       0.0%
#   Vector Group, Ltd.                                             240,994    4,699,383       0.0%
#   Village Super Market, Inc. Class A                              10,861      295,419       0.0%
    Walgreens Boots Alliance, Inc.                                 489,474   32,525,547       0.2%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Staples -- (Continued)
    Walmart, Inc.                                                1,333,978 $  118,003,694       0.5%
#   WD-40 Co.                                                       22,024      2,904,966       0.0%
#   Weis Markets, Inc.                                              30,711      1,413,320       0.0%
                                                                           --------------       ---
Total Consumer Staples                                                      1,338,894,895       6.0%
                                                                           --------------       ---
Energy -- (5.2%)
*   Abraxas Petroleum Corp.                                         50,555        144,587       0.0%
    Adams Resources & Energy, Inc.                                   3,234        148,117       0.0%
    Anadarko Petroleum Corp.                                       264,182     17,784,732       0.1%
    Andeavor                                                       218,141     30,173,263       0.1%
#*  Antero Resources Corp.                                         523,691      9,950,129       0.1%
#   Apache Corp.                                                   241,570      9,892,291       0.1%
#   Arch Coal, Inc. Class A                                         60,718      4,907,836       0.0%
#   Archrock, Inc.                                                  90,547        977,908       0.0%
*   Ardmore Shipping Corp.                                           9,180         73,440       0.0%
#*  Aspen Aerogels, Inc.                                            31,763        142,934       0.0%
#   Baker Hughes a GE Co.                                          201,593      7,279,523       0.0%
*   Barnwell Industries, Inc.                                        4,663          8,766       0.0%
#*  Basic Energy Services, Inc.                                     65,851      1,065,469       0.0%
*   Bonanza Creek Energy, Inc.                                       1,754         53,199       0.0%
#   Bristow Group, Inc.                                            102,511      1,645,302       0.0%
    Cabot Oil & Gas Corp.                                          245,285      5,864,764       0.0%
#*  California Resources Corp.                                       3,068         78,081       0.0%
#*  Callon Petroleum Co.                                           447,158      6,219,968       0.0%
#*  CARBO Ceramics, Inc.                                            22,288        197,026       0.0%
#*  Carrizo Oil & Gas, Inc.                                        218,036      4,375,983       0.0%
#*  Centennial Resource Development, Inc. Class A                  406,898      7,527,613       0.0%
    Cheniere Energy Partners L.P. Holdings LLC                      56,655      1,580,675       0.0%
#*  Cheniere Energy, Inc.                                          151,992      8,839,855       0.0%
    Chevron Corp.                                                1,001,579    125,307,549       0.6%
    Cimarex Energy Co.                                              81,784      8,226,653       0.0%
*   Clean Energy Fuels Corp.                                       178,818        287,897       0.0%
*   Cloud Peak Energy, Inc.                                        197,863        631,183       0.0%
*   CNX Resources Corp.                                            453,058      6,732,442       0.0%
#*  Concho Resources, Inc.                                         159,059     25,005,665       0.1%
    ConocoPhillips                                                 591,122     38,718,491       0.2%
*   CONSOL Energy, Inc.                                             56,632      1,781,076       0.0%
*   Contango Oil & Gas Co.                                          46,887        174,889       0.0%
#*  Continental Resources, Inc.                                    195,016     12,882,757       0.1%
#   Core Laboratories NV                                            69,389      8,496,683       0.0%
#   CVR Energy, Inc.                                                74,249      2,561,591       0.0%
*   Dawson Geophysical Co.                                          34,009        244,865       0.0%
    Delek US Holdings, Inc.                                        177,461      8,406,328       0.0%
#*  Denbury Resources, Inc.                                        777,317      2,557,373       0.0%
    Devon Energy Corp.                                             654,814     23,789,393       0.1%
#   DHT Holdings, Inc.                                             116,200        421,806       0.0%
#*  Diamond Offshore Drilling, Inc.                                185,394      3,409,396       0.0%
#*  Diamondback Energy, Inc.                                        59,616      7,657,675       0.0%
*   Dorian LPG, Ltd.                                                 8,133         58,476       0.0%
#*  Dril-Quip, Inc.                                                 84,289      3,493,779       0.0%
#*  Earthstone Energy, Inc. Class A                                 13,116        134,177       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
*   Eclipse Resources Corp.                                          5,937 $      7,896       0.0%
#*  Energen Corp.                                                  206,535   13,515,650       0.1%
*   ENGlobal Corp.                                                   1,850        1,573       0.0%
#   EnLink Midstream LLC                                           180,277    2,677,113       0.0%
#   Ensco P.L.C. Class A                                           953,935    5,389,733       0.0%
    EOG Resources, Inc.                                            214,322   25,326,431       0.1%
#*  EP Energy Corp. Class A                                         38,800       71,392       0.0%
    EQT Corp.                                                      197,919    9,933,555       0.1%
*   Era Group, Inc.                                                 38,046      401,385       0.0%
    Evolution Petroleum Corp.                                       29,379      273,225       0.0%
*   Exterran Corp.                                                  72,534    2,124,521       0.0%
#*  Extraction Oil & Gas, Inc.                                      10,197      143,982       0.0%
    Exxon Mobil Corp.                                            2,655,973  206,501,901       0.9%
#*  Forum Energy Technologies, Inc.                                230,547    2,904,892       0.0%
#   Frank's International NV                                        81,252      567,951       0.0%
#   GasLog, Ltd.                                                    51,776      872,426       0.0%
*   Geospace Technologies Corp.                                     22,096      232,892       0.0%
*   Goodrich Petroleum Corp.                                        11,093      140,770       0.0%
#   Green Plains, Inc.                                              87,418    1,625,975       0.0%
    Gulf Island Fabrication, Inc.                                   25,756      257,560       0.0%
*   Gulfport Energy Corp.                                          389,384    3,621,271       0.0%
#*  Halcon Resources Corp.                                         184,560      991,087       0.0%
    Halliburton Co.                                                344,713   18,266,342       0.1%
*   Helix Energy Solutions Group, Inc.                             320,216    2,472,068       0.0%
#   Helmerich & Payne, Inc.                                        127,817    8,889,672       0.0%
#   Hess Corp.                                                     190,808   10,874,148       0.1%
*   HighPoint Resources Corp.                                      201,336    1,391,232       0.0%
    HollyFrontier Corp.                                            345,214   20,951,038       0.1%
#*  Hornbeck Offshore Services, Inc.                                38,647      139,129       0.0%
#*  International Seaways, Inc.                                     30,779      619,581       0.0%
*   ION Geophysical Corp.                                           24,739      712,483       0.0%
#*  Jones Energy, Inc. Class A                                       6,143        4,048       0.0%
    Kinder Morgan, Inc.                                          1,061,147   16,787,346       0.1%
#*  Kosmos Energy, Ltd.                                            751,116    5,287,857       0.0%
#*  Laredo Petroleum, Inc.                                         589,770    6,487,470       0.0%
#*  Lonestar Resources US Inc. Class A                              13,197       67,173       0.0%
    Marathon Oil Corp.                                             537,052    9,801,199       0.1%
    Marathon Petroleum Corp.                                       428,470   32,096,688       0.2%
#*  Matador Resources Co.                                          228,053    7,466,455       0.0%
*   Matrix Service Co.                                              70,721    1,089,103       0.0%
#*  McDermott International, Inc.                                  622,139    4,106,117       0.0%
*   Mexco Energy Corp.                                                 684        3,078       0.0%
*   Mitcham Industries, Inc.                                        11,460       37,360       0.0%
#   Murphy Oil Corp.                                               393,885   11,859,877       0.1%
    Nabors Industries, Ltd.                                        700,509    5,330,873       0.0%
    NACCO Industries, Inc. Class A                                  10,537      388,288       0.0%
#   National Oilwell Varco, Inc.                                   264,528   10,229,298       0.1%
*   Natural Gas Services Group, Inc.                                14,512      349,739       0.0%
#*  Newfield Exploration Co.                                       487,216   14,519,037       0.1%
*   Newpark Resources, Inc.                                        199,653    2,096,357       0.0%
#*  Noble Corp. P.L.C.                                             585,069    2,732,272       0.0%
#   Noble Energy, Inc.                                             330,657   11,186,126       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Energy -- (Continued)
#   Nordic American Offshore, Ltd.                                 1,464 $     1,625       0.0%
#   Nordic American Tankers, Ltd.                                 29,510      55,479       0.0%
*   Nuverra Environmental Solutions, Inc.                            508       9,301       0.0%
*   Oasis Petroleum, Inc.                                        577,723   6,372,285       0.0%
    Occidental Petroleum Corp.                                   356,316  27,528,974       0.1%
    Oceaneering International, Inc.                              216,520   4,598,885       0.0%
#*  Oil States International, Inc.                               129,335   4,649,593       0.0%
    ONEOK, Inc.                                                  192,499  11,592,290       0.1%
*   Overseas Shipholding Group, Inc. Class A                      11,329      42,257       0.0%
#*  Pacific Ethanol, Inc.                                         31,821     111,374       0.0%
    Panhandle Oil and Gas, Inc. Class A                           28,121     546,953       0.0%
*   Par Pacific Holdings, Inc.                                    90,316   1,523,631       0.0%
#*  Parker Drilling Co.                                          190,497     120,089       0.0%
#*  Parsley Energy, Inc. Class A                                 204,716   6,147,621       0.0%
    Patterson-UTI Energy, Inc.                                   429,193   9,193,314       0.1%
    PBF Energy, Inc. Class A                                     252,063   9,661,575       0.1%
#*  PDC Energy, Inc.                                             128,560   6,883,102       0.0%
    Peabody Energy Corp.                                         295,065  10,873,145       0.1%
#*  Penn Virginia Corp.                                            1,894      87,919       0.0%
*   PHI, Inc. Non-Voting                                          24,158     302,700       0.0%
*   PHI, Inc. Voting                                               2,247      30,896       0.0%
    Phillips 66                                                  201,688  22,449,891       0.1%
*   Pioneer Energy Services Corp.                                202,387     698,235       0.0%
    Pioneer Natural Resources Co.                                 53,213  10,725,080       0.1%
*   Profire Energy, Inc.                                          14,618      52,186       0.0%
*   QEP Resources, Inc.                                          512,430   6,241,397       0.0%
#   Range Resources Corp.                                        182,205   2,523,539       0.0%
#*  Renewable Energy Group, Inc.                                  98,363   1,268,883       0.0%
#*  REX American Resources Corp.                                   8,700     650,586       0.0%
*   RigNet, Inc.                                                  19,683     297,213       0.0%
*   Ring Energy, Inc.                                            107,293   1,793,939       0.0%
#*  Rowan Cos. P.L.C. Class A                                    288,894   4,171,629       0.0%
#   RPC, Inc.                                                    303,539   5,466,737       0.0%
*   RSP Permian, Inc.                                            247,932  12,299,907       0.1%
    Schlumberger, Ltd.                                           534,141  36,620,707       0.2%
#   Scorpio Tankers, Inc.                                        642,213   1,708,287       0.0%
*   SEACOR Holdings, Inc.                                         42,854   2,350,113       0.0%
#*  SEACOR Marine Holdings, Inc.                                  35,991     852,627       0.0%
#*  Select Energy Services, Inc. Class A                           3,953      59,493       0.0%
#   SemGroup Corp. Class A                                       171,958   4,324,744       0.0%
#   Ship Finance International, Ltd.                              85,877   1,223,747       0.0%
#   SM Energy Co.                                                235,219   5,633,495       0.0%
*   Southwestern Energy Co.                                      781,598   3,204,552       0.0%
#*  SRC Energy, Inc.                                             514,000   5,674,560       0.0%
#*  Stone Energy Corp.                                            28,315   1,008,014       0.0%
#*  Superior Energy Services, Inc.                               339,867   3,646,773       0.0%
#   Targa Resources Corp.                                        166,894   7,839,011       0.0%
    TechnipFMC P.L.C.                                            302,917   9,984,144       0.1%
#   Teekay Corp.                                                 100,937     890,264       0.0%
#   Teekay Tankers, Ltd. Class A                                  40,073      46,084       0.0%
*   TETRA Technologies, Inc.                                     314,931   1,237,679       0.0%
#*  Tidewater, Inc.                                                1,831      62,730       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Energy -- (Continued)
#*  Transocean, Ltd.                                             781,592 $    9,668,293       0.1%
#*  Ultra Petroleum Corp.                                        210,351        509,049       0.0%
#*  Unit Corp.                                                   113,043      2,563,815       0.0%
#   US Silica Holdings, Inc.                                     176,559      5,316,191       0.0%
    Valero Energy Corp.                                          334,899     37,150,346       0.2%
*   W&T Offshore, Inc.                                           245,876      1,499,844       0.0%
#*  Whiting Petroleum Corp.                                      232,029      9,471,424       0.1%
*   WildHorse Resource Development Corp.                             500         13,075       0.0%
    Williams Cos., Inc. (The)                                    466,866     12,012,462       0.1%
    World Fuel Services Corp.                                    148,419      3,186,556       0.0%
*   WPX Energy, Inc.                                             675,937     11,551,763       0.1%
                                                                         --------------       ---
Total Energy                                                              1,232,018,312       5.5%
                                                                         --------------       ---
Financials -- (14.7%)
    1st Constitution Bancorp                                       8,003        172,865       0.0%
    1st Source Corp.                                              55,192      2,869,984       0.0%
#   A-Mark Precious Metals, Inc.                                   8,896        119,473       0.0%
#   Access National Corp.                                         10,003        278,183       0.0%
#   ACNB Corp.                                                     3,132         93,960       0.0%
    Affiliated Managers Group, Inc.                               66,804     11,013,307       0.1%
    Aflac, Inc.                                                  464,019     21,145,346       0.1%
    Alleghany Corp.                                               11,904      6,840,872       0.0%
    Allstate Corp. (The)                                         231,917     22,686,121       0.1%
#   Ally Financial, Inc.                                         690,434     18,020,327       0.1%
*   Ambac Financial Group, Inc.                                   25,628        436,445       0.0%
    American Equity Investment Life Holding Co.                  238,721      7,209,374       0.0%
    American Express Co.                                         625,797     61,797,454       0.3%
    American Financial Group, Inc.                               117,402     13,292,254       0.1%
    American International Group, Inc.                           532,165     29,801,240       0.1%
    American National Bankshares, Inc.                            16,163        621,467       0.0%
    American National Insurance Co.                               27,396      3,305,875       0.0%
    American River Bankshares                                      8,283        128,469       0.0%
    Ameriprise Financial, Inc.                                   125,205     17,554,993       0.1%
    Ameris Bancorp                                                72,419      3,744,062       0.0%
    AMERISAFE, Inc.                                               43,467      2,577,593       0.0%
    AmeriServ Financial, Inc.                                      8,436         34,588       0.0%
#   Ames National Corp.                                            1,229         33,982       0.0%
    Amtrust Financial Services, Inc.                             335,644      4,326,451       0.0%
    Aon P.L.C.                                                   149,536     21,304,394       0.1%
*   Arch Capital Group, Ltd.                                     102,633      8,223,982       0.1%
    Argo Group International Holdings, Ltd.                       73,102      4,272,812       0.0%
    Arrow Financial Corp.                                         23,787        842,060       0.0%
    Arthur J Gallagher & Co.                                     172,407     12,066,766       0.1%
    Artisan Partners Asset Management, Inc. Class A               92,554      2,975,611       0.0%
    Aspen Insurance Holdings, Ltd.                               131,560      5,584,722       0.0%
    Associated Banc-Corp                                         270,495      7,154,593       0.0%
    Assurant, Inc.                                               110,847     10,288,819       0.1%
    Assured Guaranty, Ltd.                                       240,835      8,739,902       0.1%
    Asta Funding, Inc.                                             1,215          4,253       0.0%
*   Athene Holding, Ltd. Class A                                  19,337        947,513       0.0%
    Atlantic American Corp.                                        2,737          9,032       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
*   Atlantic Coast Financial Corp.                                  12,851 $    130,181       0.0%
*   Atlanticus Holdings Corp.                                       14,132       30,949       0.0%
*   Atlas Financial Holdings, Inc.                                   3,912       41,076       0.0%
    Auburn National Bancorporation, Inc.                               335       13,501       0.0%
    Axis Capital Holdings, Ltd.                                    136,109    7,989,598       0.0%
#   Baldwin & Lyons, Inc. Class A                                      638       15,248       0.0%
    Baldwin & Lyons, Inc. Class B                                    8,934      208,162       0.0%
#   Banc of California, Inc.                                        63,257    1,214,534       0.0%
    BancFirst Corp.                                                 62,254    3,557,816       0.0%
*   Bancorp, Inc. (The)                                            150,734    1,560,097       0.0%
    BancorpSouth Bank                                              158,690    5,244,704       0.0%
    Bank of America Corp.                                        5,848,206  174,978,324       0.8%
    Bank of Commerce Holdings                                        6,357       70,881       0.0%
#   Bank of Hawaii Corp.                                            82,694    6,963,662       0.0%
    Bank of Marin Bancorp                                              534       38,742       0.0%
    Bank of New York Mellon Corp. (The)                            614,753   33,510,186       0.2%
    Bank of NT Butterfield & Son, Ltd. (The)                       120,020    5,694,949       0.0%
#   Bank of South Carolina Corp.                                     1,541       32,440       0.0%
#   Bank of the Ozarks, Inc.                                       257,750   12,062,700       0.1%
    BankFinancial Corp.                                             26,449      447,782       0.0%
    BankUnited, Inc.                                               214,855    8,510,407       0.1%
    Banner Corp.                                                    70,613    4,053,186       0.0%
    Bar Harbor Bankshares                                            9,679      282,820       0.0%
    BB&T Corp.                                                     412,093   21,758,510       0.1%
    BCB Bancorp, Inc.                                                4,090       63,395       0.0%
    Beneficial Bancorp, Inc.                                       159,107    2,521,846       0.0%
*   Berkshire Bancorp, Inc.                                          1,000       12,000       0.0%
*   Berkshire Hathaway, Inc. Class B                             1,055,728  204,526,185       0.9%
    Berkshire Hills Bancorp, Inc.                                  107,258    4,070,441       0.0%
    BGC Partners, Inc. Class A                                     647,989    8,657,133       0.1%
    BlackRock, Inc.                                                 60,530   31,566,395       0.2%
#   Blue Capital Reinsurance Holdings, Ltd.                          4,067       47,177       0.0%
#*  BofI Holding, Inc.                                             104,700    4,217,316       0.0%
#   BOK Financial Corp.                                             70,018    7,049,412       0.0%
    Boston Private Financial Holdings, Inc.                        225,302    3,616,097       0.0%
    Bridge Bancorp, Inc.                                             3,589      118,078       0.0%
#*  Brighthouse Financial, Inc.                                    122,389    6,214,913       0.0%
    BrightSphere Investment Group P.L.C.                           177,446    2,691,856       0.0%
    Brookline Bancorp, Inc.                                        184,809    3,067,829       0.0%
    Brown & Brown, Inc.                                            444,150   12,094,204       0.1%
*   Brunswick Bancorp                                                   40          276       0.0%
    Bryn Mawr Bank Corp.                                            42,544    1,897,462       0.0%
    C&F Financial Corp.                                              1,733      100,341       0.0%
    Camden National Corp.                                           23,107    1,023,871       0.0%
*   Cannae Holdings, Inc.                                           92,507    1,911,195       0.0%
    Capital City Bank Group, Inc.                                   16,245      363,563       0.0%
    Capital One Financial Corp.                                    297,286   26,940,057       0.1%
    Capitol Federal Financial, Inc.                                301,498    3,759,680       0.0%
    Carolina Financial Corp.                                        17,518      686,881       0.0%
    Cathay General Bancorp                                         135,927    5,438,439       0.0%
    Cboe Global Markets, Inc.                                       92,718    9,900,428       0.1%
    CenterState Banks Corp.                                        143,679    4,163,817       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Central Pacific Financial Corp.                                 40,190 $  1,168,725       0.0%
    Century Bancorp, Inc. Class A                                    7,876      630,080       0.0%
    Charles Schwab Corp. (The)                                     538,337   29,974,604       0.1%
    Charter Financial Corp.                                         10,435      242,718       0.0%
    Chemical Financial Corp.                                       114,472    6,283,368       0.0%
    Chubb, Ltd.                                                    230,162   31,226,079       0.2%
    Cincinnati Financial Corp.                                     112,149    7,888,561       0.0%
    CIT Group, Inc.                                                119,106    6,306,663       0.0%
    Citigroup, Inc.                                              1,617,623  110,435,122       0.5%
    Citizens Community Bancorp, Inc.                                 7,031       98,223       0.0%
    Citizens Financial Group, Inc.                                 332,805   13,808,079       0.1%
#   Citizens First Corp.                                             3,200       83,936       0.0%
    Citizens Holding Co.                                               772       17,216       0.0%
#*  Citizens, Inc.                                                  39,312      305,454       0.0%
#   City Holding Co.                                                29,808    2,133,657       0.0%
    Civista Bancshares, Inc.                                         1,000       22,940       0.0%
    CME Group, Inc.                                                152,762   24,087,512       0.1%
    CNA Financial Corp.                                             61,389    3,097,689       0.0%
    CNB Financial Corp.                                              8,185      232,127       0.0%
    CNO Financial Group, Inc.                                      184,317    3,951,756       0.0%
#*  Coastway Bancorp, Inc.                                             600       16,380       0.0%
    CoBiz Financial, Inc.                                           93,879    1,891,662       0.0%
    Codorus Valley Bancorp, Inc.                                     2,037       59,501       0.0%
#   Cohen & Steers, Inc.                                           145,275    5,825,527       0.0%
    Colony Bankcorp, Inc.                                            1,337       21,526       0.0%
#   Columbia Banking System, Inc.                                  152,910    6,148,511       0.0%
    Comerica, Inc.                                                 144,521   13,668,796       0.1%
#   Commerce Bancshares, Inc.                                      197,882   12,569,465       0.1%
    Commercial National Financial Corp.                                847       19,354       0.0%
#   Community Bank System, Inc.                                    127,180    7,153,875       0.0%
#*  Community Bankers Trust Corp.                                   25,127      218,605       0.0%
#   Community Financial Corp. (The)                                  2,381       85,811       0.0%
    Community Trust Bancorp, Inc.                                   39,856    1,913,088       0.0%
    Community West Bancshares                                        1,844       21,114       0.0%
    ConnectOne Bancorp, Inc.                                        68,447    1,807,001       0.0%
*   Consumer Portfolio Services, Inc.                               56,340      192,683       0.0%
    County Bancorp, Inc.                                             2,341       65,923       0.0%
#*  Cowen, Inc.                                                     33,497      519,204       0.0%
#   Crawford & Co. Class A                                          53,357      411,916       0.0%
    Crawford & Co. Class B                                          43,315      347,386       0.0%
#*  Credit Acceptance Corp.                                         39,598   13,100,602       0.1%
#   Cullen/Frost Bankers, Inc.                                      97,374   11,144,454       0.1%
*   Customers Bancorp, Inc.                                         82,759    2,385,114       0.0%
#   CVB Financial Corp.                                            243,472    5,392,905       0.0%
    Diamond Hill Investment Group, Inc.                              6,206    1,212,777       0.0%
    Dime Community Bancshares, Inc.                                 99,837    1,971,781       0.0%
    Discover Financial Services                                    316,680   22,563,450       0.1%
    DNB Financial Corp.                                              1,558       54,296       0.0%
    Donegal Group, Inc. Class A                                     40,180      559,306       0.0%
    Donegal Group, Inc. Class B                                      2,147       30,273       0.0%
*   Donnelley Financial Solutions, Inc.                             93,361    1,717,842       0.0%
*   E*TRADE Financial Corp.                                        282,252   17,127,051       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Eagle Bancorp Montana, Inc.                                    9,395 $   184,142       0.0%
*   Eagle Bancorp, Inc.                                           64,862   3,807,399       0.0%
    East West Bancorp, Inc.                                      198,427  13,219,207       0.1%
    Eaton Vance Corp.                                            259,085  14,091,633       0.1%
*   eHealth, Inc.                                                 12,743     240,078       0.0%
    Elmira Savings Bank                                            2,011      41,226       0.0%
    EMC Insurance Group, Inc.                                     20,647     536,409       0.0%
    Employers Holdings, Inc.                                      85,198   3,484,598       0.0%
#*  Encore Capital Group, Inc.                                    66,344   2,958,942       0.0%
*   Enova International, Inc.                                    115,389   3,380,898       0.0%
*   Enstar Group, Ltd.                                            26,123   5,489,748       0.0%
*   Entegra Financial Corp.                                        1,243      36,109       0.0%
#   Enterprise Bancorp, Inc.                                       3,842     139,004       0.0%
    Enterprise Financial Services Corp.                           57,525   2,925,146       0.0%
*   Equity Bancshares, Inc. Class A                                7,800     297,414       0.0%
#   Erie Indemnity Co. Class A                                    58,227   6,799,167       0.0%
    ESSA Bancorp, Inc.                                             9,594     140,264       0.0%
*   Essent Group, Ltd.                                           161,779   5,332,236       0.0%
    Evans Bancorp, Inc.                                            4,431     200,724       0.0%
#   Evercore, Inc. Class A                                       122,133  12,365,966       0.1%
    Everest Re Group, Ltd.                                        43,603  10,145,110       0.1%
#*  Ezcorp, Inc. Class A                                         131,318   1,799,057       0.0%
#   FactSet Research Systems, Inc.                                40,874   7,729,682       0.0%
    Farmers & Merchants Bancorop Inc.                                650      28,672       0.0%
    Farmers Capital Bank Corp.                                     6,137     307,771       0.0%
    FB Financial Corp.                                            37,192   1,481,357       0.0%
    FBL Financial Group, Inc. Class A                             36,202   2,814,705       0.0%
*   FCB Financial Holdings, Inc. Class A                         113,582   6,565,040       0.0%
    Federal Agricultural Mortgage Corp. Class A                    1,074      86,586       0.0%
    Federal Agricultural Mortgage Corp. Class C                   16,882   1,443,580       0.0%
#   Federated Investors, Inc. Class B                            278,242   7,365,066       0.0%
    Federated National Holding Co.                                31,709     535,882       0.0%
    Fidelity Southern Corp.                                       76,103   1,729,821       0.0%
    Fifth Third Bancorp                                          809,314  26,844,945       0.1%
#   Financial Engines, Inc.                                      104,219   4,653,378       0.0%
    Financial Institutions, Inc.                                  41,909   1,303,370       0.0%
*   First Acceptance Corp.                                         9,100       7,644       0.0%
    First American Financial Corp.                               214,864  10,981,699       0.1%
*   First BanCorp(2296926)                                       465,240   3,359,033       0.0%
    First Bancorp(2351494)                                        70,471   2,688,469       0.0%
    First Bancorp of Indiana, Inc.                                    96       1,973       0.0%
    First Bancorp, Inc.                                            7,970     220,928       0.0%
*   First Bancshares, Inc.                                           200       2,240       0.0%
    First Bancshares, Inc. (The)                                     237       7,667       0.0%
    First Bank                                                     1,300      18,265       0.0%
    First Busey Corp.                                            118,339   3,508,751       0.0%
    First Business Financial Services, Inc.                        2,162      56,190       0.0%
    First Citizens BancShares, Inc. Class A                       20,954   9,058,205       0.1%
    First Commonwealth Financial Corp.                           249,865   3,782,956       0.0%
    First Community Bancshares, Inc.                              28,827     894,502       0.0%
    First Community Corp.                                          6,054     139,545       0.0%
    First Connecticut Bancorp, Inc.                                5,745     138,455       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    First Defiance Financial Corp.                                16,099 $   960,466       0.0%
    First Federal of Northern Michigan Bancorp, Inc.                 200       2,200       0.0%
    First Financial Bancorp                                      233,511   7,227,165       0.0%
#   First Financial Bankshares, Inc.                              91,082   4,513,113       0.0%
    First Financial Corp.                                         10,547     450,884       0.0%
    First Financial Northwest, Inc.                               14,137     238,915       0.0%
#*  First Foundation, Inc.                                         2,291      40,986       0.0%
    First Hawaiian, Inc.                                          47,794   1,316,725       0.0%
    First Horizon National Corp.                                 588,849  10,775,937       0.1%
    First Interstate Bancsystem, Inc. Class A                     87,141   3,529,210       0.0%
    First Merchants Corp.                                        127,874   5,508,812       0.0%
    First Midwest Bancorp, Inc.                                  251,380   6,111,048       0.0%
*   First Northwest Bancorp                                        1,611      25,889       0.0%
    First of Long Island Corp. (The)                               3,545      93,943       0.0%
#   First Republic Bank                                          158,639  14,732,804       0.1%
    First United Corp.                                            10,511     203,388       0.0%
    First US Bancshares, Inc.                                      1,100      12,518       0.0%
    FirstCash, Inc.                                              100,097   8,678,410       0.1%
*   Flagstar Bancorp, Inc.                                       125,838   4,347,703       0.0%
    Flushing Financial Corp.                                      65,352   1,693,270       0.0%
#   FNB Corp.                                                    519,172   6,749,236       0.0%
    FNF Group                                                    297,465  10,955,636       0.1%
*   Franklin Financial Network, Inc.                               9,210     310,377       0.0%
    Franklin Resources, Inc.                                     224,401   7,548,850       0.0%
    Fulton Financial Corp.                                       276,907   4,679,728       0.0%
#   Gain Capital Holdings, Inc.                                   69,790     569,486       0.0%
    GAINSCO, Inc.                                                    513      10,517       0.0%
#   GAMCO Investors, Inc. Class A                                 15,520     398,088       0.0%
*   Genworth Financial, Inc. Class A                             554,579   1,530,638       0.0%
#   German American Bancorp, Inc.                                 47,318   1,596,983       0.0%
#   Glacier Bancorp, Inc.                                        158,147   5,856,183       0.0%
    Global Indemnity, Ltd.                                        19,910     814,120       0.0%
    Goldman Sachs Group, Inc. (The)                              207,602  49,477,785       0.2%
*   Great Elm Capital Group, Inc.                                  6,735      26,267       0.0%
    Great Southern Bancorp, Inc.                                  31,272   1,652,725       0.0%
#   Great Western Bancorp, Inc.                                  126,856   5,218,856       0.0%
*   Green Bancorp, Inc.                                           70,096   1,580,665       0.0%
*   Green Dot Corp. Class A                                      119,408   7,261,200       0.0%
#   Greenhill & Co., Inc.                                         62,640   1,271,592       0.0%
*   Greenlight Capital Re, Ltd. Class A                           76,204   1,181,162       0.0%
    Guaranty Bancorp                                              51,777   1,475,645       0.0%
    Guaranty Federal Bancshares, Inc.                                909      21,352       0.0%
*   Hallmark Financial Services, Inc.                             16,543     169,897       0.0%
    Hamilton Lane, Inc. Class A                                   12,536     524,632       0.0%
    Hancock Holding Co.                                          153,962   7,521,044       0.0%
    Hanmi Financial Corp.                                         86,479   2,386,820       0.0%
    Hanover Insurance Group, Inc. (The)                           69,351   7,964,962       0.0%
    Harleysville Financial Corp.                                   1,916      45,697       0.0%
    Hartford Financial Services Group, Inc. (The)                338,248  18,211,272       0.1%
    Hawthorn Bancshares, Inc.                                      2,158      47,368       0.0%
    HCI Group, Inc.                                               21,758     911,443       0.0%
#   Heartland Financial USA, Inc.                                 67,332   3,612,362       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Hennessy Advisors, Inc.                                          7,833 $    155,093       0.0%
    Heritage Commerce Corp.                                         92,106    1,518,828       0.0%
    Heritage Financial Corp.                                        80,645    2,395,156       0.0%
#   Heritage Insurance Holdings, Inc.                               28,530      447,921       0.0%
    Hilltop Holdings, Inc.                                         177,004    3,968,430       0.0%
    Hingham Institution for Savings                                    458       93,432       0.0%
*   HMN Financial, Inc.                                              1,589       30,509       0.0%
    Home Bancorp, Inc.                                               8,001      346,843       0.0%
#   Home BancShares, Inc.                                          340,401    7,910,919       0.0%
*   HomeStreet, Inc.                                                43,176    1,100,988       0.0%
*   HomeTrust Bancshares, Inc.                                         761       19,862       0.0%
    Hope Bancorp, Inc.                                             323,741    5,597,482       0.0%
    HopFed Bancorp, Inc.                                             4,311       64,622       0.0%
    Horace Mann Educators Corp.                                    101,810    4,550,907       0.0%
    Horizon Bancorp                                                 27,945      803,698       0.0%
    Houlihan Lokey, Inc.                                            52,054    2,316,403       0.0%
*   Howard Bancorp, Inc.                                             5,473      103,987       0.0%
    Huntington Bancshares, Inc.                                    848,278   12,647,825       0.1%
    Iberiabank Corp.                                                87,670    6,570,866       0.0%
#   Independent Bank Corp.(2447821)                                 53,303    3,853,807       0.0%
    Independent Bank Corp.(2492133)                                 43,013    1,028,011       0.0%
    Independent Bank Group, Inc.                                    50,037    3,572,642       0.0%
    Infinity Property & Casualty Corp.                               9,747    1,286,604       0.0%
#   Interactive Brokers Group, Inc. Class A                        177,246   13,151,653       0.1%
    Intercontinental Exchange, Inc.                                295,026   21,377,584       0.1%
    International Bancshares Corp.                                 144,924    5,767,975       0.0%
*   INTL. FCStone, Inc.                                             34,886    1,563,591       0.0%
    Invesco, Ltd.                                                  435,511   12,616,754       0.1%
    Investment Technology Group, Inc.                               61,232    1,238,111       0.0%
    Investors Bancorp, Inc.                                        492,962    6,590,902       0.0%
    Investors Title Co.                                              1,272      247,658       0.0%
    James River Group Holdings, Ltd.                                47,377    1,720,733       0.0%
#   Janus Henderson Group P.L.C.                                   212,890    6,725,195       0.0%
    JPMorgan Chase & Co.                                         2,252,093  244,982,677       1.1%
    Kearny Financial Corp.                                         209,645    2,945,512       0.0%
#   Kemper Corp.                                                   105,866    7,145,955       0.0%
    Kentucky First Federal Bancorp                                     936        8,237       0.0%
    KeyCorp                                                        676,584   13,477,553       0.1%
    Kingstone Cos., Inc.                                             6,215      106,277       0.0%
#   Kinsale Capital Group, Inc.                                     15,402      793,973       0.0%
    Ladenburg Thalmann Financial Services, Inc.                     23,786       78,970       0.0%
    Lake Shore Bancorp, Inc.                                           125        2,125       0.0%
    Lakeland Bancorp, Inc.                                         107,807    2,102,237       0.0%
#   Lakeland Financial Corp.                                        51,149    2,430,600       0.0%
    Landmark Bancorp, Inc.                                           2,652       76,378       0.0%
    Lazard, Ltd. Class A                                           138,184    7,519,973       0.0%
    LCNB Corp.                                                      17,027      318,405       0.0%
    LegacyTexas Financial Group, Inc.                              108,323    4,448,826       0.0%
#   Legg Mason, Inc.                                               150,141    5,960,598       0.0%
#*  LendingClub Corp.                                              867,834    2,334,473       0.0%
#*  LendingTree, Inc.                                               14,103    3,362,155       0.0%
    Leucadia National Corp.                                        286,351    6,883,878       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE+    OF NET ASSETS**
                                                                       ------- ----------- ---------------
Financials -- (Continued)
          Lincoln National Corp.                                       166,697 $11,775,476       0.1%
#         Live Oak Bancshares, Inc.                                      8,867     250,493       0.0%
          Loews Corp.                                                  208,991  10,963,668       0.1%
#         LPL Financial Holdings, Inc.                                 255,096  15,451,165       0.1%
          M&T Bank Corp.                                                75,563  13,772,868       0.1%
          Macatawa Bank Corp.                                           40,568     433,266       0.0%
          Mackinac Financial Corp.                                       7,000     110,390       0.0%
*         Magyar Bancorp, Inc.                                             211       2,669       0.0%
          Maiden Holdings, Ltd.                                        175,455   1,342,231       0.0%
*         Malvern Bancorp, Inc.                                          2,459      62,582       0.0%
#         Manning & Napier, Inc.                                        13,893      43,068       0.0%
*         Markel Corp.                                                   8,935  10,096,907       0.1%
#         MarketAxess Holdings, Inc.                                    41,597   8,262,412       0.1%
          Marlin Business Services Corp.                                24,496     671,190       0.0%
          Marsh & McLennan Cos., Inc.                                  301,142  24,543,073       0.1%
          MB Financial, Inc.                                           133,532   5,691,134       0.0%
#*        MBIA, Inc.                                                   296,282   2,524,323       0.0%
          MBT Financial Corp.                                           19,855     202,025       0.0%
          Mercantile Bank Corp.                                         13,437     474,326       0.0%
#         Mercury General Corp.                                        120,576   5,513,940       0.0%
          Meridian Bancorp, Inc.                                       128,169   2,422,394       0.0%
#         Meta Financial Group, Inc.                                    23,460   2,607,579       0.0%
          MetLife, Inc.                                                489,286  23,324,264       0.1%
*         MGIC Investment Corp.                                        174,562   1,749,111       0.0%
          Mid Penn Bancorp, Inc.                                           497      18,066       0.0%
          Middlefield Banc Corp.                                           506      25,958       0.0%
          MidSouth Bancorp, Inc.                                         5,731      79,947       0.0%
          MidWestOne Financial Group, Inc.                               3,102     100,102       0.0%
#*        MMA Capital Management LLC                                     2,000      55,800       0.0%
          Moelis & Co. Class A                                          60,913   3,277,119       0.0%
          Moody's Corp.                                                 79,462  12,888,736       0.1%
          Morgan Stanley                                               819,194  42,286,794       0.2%
          Morningstar, Inc.                                             71,503   7,763,796       0.0%
          MSB Financial Corp.                                            1,886      34,514       0.0%
          MSCI, Inc.                                                   122,738  18,389,835       0.1%
          MutualFirst Financial, Inc.                                    7,293     268,018       0.0%
          Nasdaq, Inc.                                                 219,834  19,415,739       0.1%
          National Bank Holdings Corp. Class A                          74,315   2,614,402       0.0%
#         National General Holdings Corp.                              105,595   2,721,183       0.0%
*         National Holdings Corp.                                        4,900      17,052       0.0%
          National Security Group, Inc. (The)                              312       4,989       0.0%
          National Western Life Group, Inc. Class A                      1,713     543,723       0.0%
#*        Nationstar Mortgage Holdings, Inc.                            15,957     287,545       0.0%
          Navient Corp.                                                636,655   8,442,045       0.1%
          Navigators Group, Inc. (The)                                  68,490   3,869,685       0.0%
#         NBT Bancorp, Inc.                                            100,955   3,688,896       0.0%
          Nelnet, Inc. Class A                                          74,678   3,943,745       0.0%
#         New York Community Bancorp, Inc.                             779,372   9,258,939       0.1%
(degrees) NewStar Financial, Inc.                                       71,934      35,411       0.0%
*         Nicholas Financial, Inc.                                       6,519      56,976       0.0%
*         NMI Holdings, Inc. Class A                                   106,437   1,474,152       0.0%
#         Northeast Bancorp                                              1,010      19,695       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Northeast Community Bancorp, Inc.                              5,056 $    50,813       0.0%
    Northern Trust Corp.                                         151,443  16,166,540       0.1%
    Northfield Bancorp, Inc.                                     130,203   2,062,416       0.0%
    Northrim BanCorp, Inc.                                         8,802     309,830       0.0%
#   Northwest Bancshares, Inc.                                   223,288   3,706,581       0.0%
    Norwood Financial Corp.                                        1,486      44,000       0.0%
    OceanFirst Financial Corp.                                    88,543   2,388,890       0.0%
#*  Ocwen Financial Corp.                                        117,131     475,552       0.0%
    OFG Bancorp                                                  105,951   1,430,339       0.0%
#   Ohio Valley Banc Corp.                                         1,110      50,561       0.0%
    Old Line Bancshares, Inc.                                      1,632      55,570       0.0%
    Old National Bancorp                                         352,951   6,070,757       0.0%
    Old Point Financial Corp.                                        700      18,410       0.0%
    Old Republic International Corp.                             474,428   9,678,331       0.1%
#   Old Second Bancorp, Inc.                                       4,388      62,748       0.0%
#*  On Deck Capital, Inc.                                         33,942     178,196       0.0%
*   OneMain Holdings, Inc.                                       299,718   9,246,300       0.1%
    Oppenheimer Holdings, Inc. Class A                            13,697     367,764       0.0%
    Opus Bank                                                     39,189   1,105,130       0.0%
    Oritani Financial Corp.                                      109,365   1,673,285       0.0%
    Orrstown Financial Services, Inc.                             14,527     382,786       0.0%
*   Pacific Mercantile Bancorp                                    29,064     271,748       0.0%
#*  Pacific Premier Bancorp, Inc.                                118,931   4,727,507       0.0%
    PacWest Bancorp                                              199,938  10,244,823       0.1%
#   Park National Corp.                                           24,405   2,632,811       0.0%
#   Parke Bancorp, Inc.                                            3,989      93,542       0.0%
    Patriot National Bancorp, Inc.                                    50         970       0.0%
    PB Bancorp, Inc.                                               4,755      49,928       0.0%
    Peapack Gladstone Financial Corp.                             26,122     863,071       0.0%
    Penns Woods Bancorp, Inc.                                      3,439     149,597       0.0%
*   PennyMac Financial Services, Inc. Class A                     76,767   1,581,400       0.0%
#   People's United Financial, Inc.                              555,446  10,159,107       0.1%
    Peoples Bancorp of North Carolina, Inc.                        2,246      69,065       0.0%
    Peoples Bancorp, Inc.                                         25,434     912,063       0.0%
#*  PHH Corp.                                                    132,096   1,401,539       0.0%
#   Pinnacle Financial Partners, Inc.                            125,339   8,027,963       0.0%
    Piper Jaffray Cos.                                            12,428     870,581       0.0%
#   PJT Partners, Inc. Class A                                    33,506   1,859,248       0.0%
    Plumas Bancorp                                                 1,700      47,515       0.0%
    PNC Financial Services Group, Inc. (The)                     287,239  41,824,871       0.2%
    Popular, Inc.                                                164,025   7,592,717       0.0%
#*  PRA Group, Inc.                                              115,402   4,108,311       0.0%
    Preferred Bank                                                28,837   1,838,070       0.0%
    Premier Financial Bancorp, Inc.                                6,613     130,144       0.0%
    Primerica, Inc.                                              112,535  10,887,761       0.1%
    Principal Financial Group, Inc.                              343,775  20,358,355       0.1%
    ProAssurance Corp.                                           118,366   5,598,712       0.0%
    Progressive Corp. (The)                                      433,468  26,133,786       0.1%
#   Prosperity Bancshares, Inc.                                  113,095   8,116,828       0.0%
*   Provident Bancorp, Inc.                                          613      14,406       0.0%
    Provident Financial Holdings, Inc.                             6,264     114,944       0.0%
    Provident Financial Services, Inc.                           166,049   4,337,200       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
#   Prudential Bancorp, Inc.                                       2,842 $    51,923       0.0%
    Prudential Financial, Inc.                                   210,886  22,421,400       0.1%
    Pzena Investment Management, Inc. Class A                      8,560      74,986       0.0%
    QCR Holdings, Inc.                                             5,218     236,115       0.0%
    Radian Group, Inc.                                           100,718   1,440,267       0.0%
    Raymond James Financial, Inc.                                167,142  15,000,994       0.1%
*   Regional Management Corp.                                     33,563   1,103,216       0.0%
    Regions Financial Corp.                                      853,367  15,957,963       0.1%
    Reinsurance Group of America, Inc.                            70,117  10,475,480       0.1%
    RenaissanceRe Holdings, Ltd.                                  64,451   8,767,914       0.1%
    Renasant Corp.                                               121,527   5,496,666       0.0%
    Republic Bancorp, Inc. Class A                                15,312     645,707       0.0%
*   Republic First Bancorp, Inc.                                  14,828     123,072       0.0%
    Riverview Bancorp, Inc.                                       33,646     315,936       0.0%
#   RLI Corp.                                                     73,109   4,626,338       0.0%
    S&P Global, Inc.                                             177,926  33,556,844       0.2%
    S&T Bancorp, Inc.                                             75,640   3,228,315       0.0%
#*  Safeguard Scientifics, Inc.                                   45,232     585,754       0.0%
    Safety Insurance Group, Inc.                                  39,695   3,175,600       0.0%
    Salisbury Bancorp, Inc.                                          543      22,562       0.0%
    Sandy Spring Bancorp, Inc.                                    65,215   2,584,470       0.0%
    Santander Consumer USA Holdings, Inc.                        689,000  12,712,050       0.1%
    SB Financial Group, Inc.                                       8,214     155,245       0.0%
    SB One Bancorp                                                 4,957     149,454       0.0%
*   Seacoast Banking Corp. of Florida                             56,533   1,562,007       0.0%
*   Security National Financial Corp. Class A                      9,222      49,338       0.0%
    SEI Investments Co.                                          134,134   8,481,293       0.1%
*   Select Bancorp, Inc.                                          18,193     237,237       0.0%
#   Selective Insurance Group, Inc.                              111,647   6,609,502       0.0%
#   ServisFirst Bancshares, Inc.                                  80,119   3,361,793       0.0%
    Shore Bancshares, Inc.                                         5,364      97,035       0.0%
    SI Financial Group, Inc.                                      20,315     290,505       0.0%
#*  Siebert Financial Corp.                                        3,562      33,305       0.0%
    Sierra Bancorp                                                20,405     568,483       0.0%
*   Signature Bank                                                47,105   5,989,401       0.0%
    Silvercrest Asset Management Group, Inc. Class A                 800      12,320       0.0%
    Simmons First National Corp. Class A                         219,354   6,624,491       0.0%
#*  SLM Corp.                                                    949,216  10,897,000       0.1%
    Sound Financial Bancorp, Inc.                                    300      11,400       0.0%
    South State Corp.                                             76,022   6,579,704       0.0%
*   Southern First Bancshares, Inc.                                9,518     436,400       0.0%
    Southern Missouri Bancorp, Inc.                                2,415      84,284       0.0%
#   Southern National Bancorp of Virginia, Inc.                   16,679     271,034       0.0%
    Southside Bancshares, Inc.                                    74,578   2,597,552       0.0%
    Southwest Georgia Financial Corp.                                863      18,037       0.0%
    State Auto Financial Corp.                                    35,776   1,117,284       0.0%
    State Bank Financial Corp.                                    64,034   2,017,711       0.0%
    State Street Corp.                                           206,615  20,616,045       0.1%
#   Sterling Bancorp                                             395,704   9,397,970       0.1%
    Stewardship Financial Corp.                                    1,300      15,600       0.0%
    Stewart Information Services Corp.                            63,842   2,662,850       0.0%
#   Stifel Financial Corp.                                       118,010   6,877,623       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Stock Yards Bancorp, Inc.                                     53,081 $ 1,987,883       0.0%
    Summit State Bank                                              5,859      87,006       0.0%
    SunTrust Banks, Inc.                                         241,167  16,109,956       0.1%
*   SVB Financial Group                                           72,247  21,645,924       0.1%
    Synchrony Financial                                          649,338  21,538,541       0.1%
    Synovus Financial Corp.                                      242,440  12,672,339       0.1%
    T Rowe Price Group, Inc.                                     279,264  31,785,828       0.2%
    TCF Financial Corp.                                          348,119   8,643,795       0.1%
    TD Ameritrade Holding Corp.                                  244,093  14,179,362       0.1%
    Territorial Bancorp, Inc.                                     16,087     489,688       0.0%
    Teton Advisors, Inc. Class A                                      29       1,798       0.0%
*   Texas Capital Bancshares, Inc.                                97,717   9,639,782       0.1%
#   TFS Financial Corp.                                          212,789   3,172,684       0.0%
*   Third Point Reinsurance, Ltd.                                  7,017      93,326       0.0%
    Timberland Bancorp, Inc.                                       5,951     194,300       0.0%
    Tiptree, Inc.                                                 80,023     508,146       0.0%
#   Tompkins Financial Corp.                                      28,661   2,226,960       0.0%
    Torchmark Corp.                                              117,218  10,167,489       0.1%
    Towne Bank                                                   142,155   4,250,434       0.0%
    Travelers Cos., Inc. (The)                                   234,212  30,822,299       0.2%
    Trico Bancshares                                              58,165   2,173,626       0.0%
*   TriState Capital Holdings, Inc.                               39,217     980,425       0.0%
*   Triumph Bancorp, Inc.                                         47,568   1,848,017       0.0%
    TrustCo Bank Corp. NY                                        249,289   2,131,421       0.0%
#   Trustmark Corp.                                              149,722   4,687,796       0.0%
    U.S. Bancorp.                                                905,417  45,678,288       0.2%
#   UMB Financial Corp.                                           80,523   6,166,451       0.0%
    Umpqua Holdings Corp.                                        370,055   8,718,496       0.1%
*   Unico American Corp.                                             100         770       0.0%
    Union Bankshares Corp.                                       158,570   5,995,532       0.0%
    Union Bankshares, Inc.                                           863      44,013       0.0%
    United Bancshares, Inc.                                        1,036      23,103       0.0%
#   United Bankshares, Inc.                                      170,828   5,799,611       0.0%
    United Community Bancorp                                          99       2,505       0.0%
    United Community Banks, Inc.                                 175,819   5,613,901       0.0%
    United Community Financial Corp.                             118,249   1,197,862       0.0%
    United Financial Bancorp, Inc.                               113,592   1,877,676       0.0%
    United Fire Group, Inc.                                       50,088   2,518,926       0.0%
#   United Insurance Holdings Corp.                               45,207     852,604       0.0%
    United Security Bancshares                                    10,120     112,332       0.0%
#   Unity Bancorp, Inc.                                           16,047     353,034       0.0%
#   Universal Insurance Holdings, Inc.                            88,522   2,872,539       0.0%
    Univest Corp. of Pennsylvania                                 66,613   1,915,124       0.0%
    Unum Group                                                   192,914   9,333,179       0.1%
    Validus Holdings, Ltd.                                       125,605   8,512,251       0.1%
#   Valley National Bancorp                                      526,779   6,611,076       0.0%
#   Value Line, Inc.                                               2,920      56,882       0.0%
*   Veritex Holdings, Inc.                                        11,781     338,350       0.0%
#   Virtu Financial, Inc. Class A                                 82,583   2,972,988       0.0%
#   Virtus Investment Partners, Inc.                              18,407   2,123,247       0.0%
    Voya Financial, Inc.                                         144,230   7,550,440       0.0%
    VSB Bancorp, Inc.                                                169       3,528       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Financials -- (Continued)
#   Waddell & Reed Financial, Inc. Class A                         201,451 $    4,077,368       0.0%
    Walker & Dunlop, Inc.                                           80,227      4,581,764       0.0%
    Washington Federal, Inc.                                       197,751      6,278,594       0.0%
    Washington Trust Bancorp, Inc.                                  32,597      1,805,874       0.0%
    Waterstone Financial, Inc.                                      48,535        832,375       0.0%
#   Webster Financial Corp.                                        164,857      9,922,743       0.1%
    Wells Fargo & Co.                                            2,897,049    150,530,666       0.7%
    WesBanco, Inc.                                                 100,252      4,391,038       0.0%
    West Bancorporation, Inc.                                       28,487        693,658       0.0%
#   Westamerica Bancorporation                                      50,919      2,841,789       0.0%
*   Western Alliance Bancorp                                       209,110     12,333,308       0.1%
    Western New England Bancorp, Inc.                               55,909        603,817       0.0%
    Westwood Holdings Group, Inc.                                   17,700      1,026,246       0.0%
    White Mountains Insurance Group, Ltd.                            5,980      5,174,434       0.0%
    Willis Towers Watson P.L.C.                                     80,314     11,927,432       0.1%
    Wintrust Financial Corp.                                       108,009      9,661,405       0.1%
    WisdomTree Investments, Inc.                                   296,668      3,135,781       0.0%
*   World Acceptance Corp.                                          22,745      2,331,362       0.0%
#   WR Berkley Corp.                                               146,717     10,939,220       0.1%
    WSFS Financial Corp.                                            60,522      3,032,152       0.0%
    WVS Financial Corp.                                                803         13,057       0.0%
    XL Group, Ltd.                                                 195,631     10,875,127       0.1%
#   Zions Bancorporation                                           152,721      8,361,475       0.1%
                                                                           --------------      ----
Total Financials                                                            3,511,138,686      15.7%
                                                                           --------------      ----
Health Care -- (11.0%)
    Abaxis, Inc.                                                    38,800      2,582,916       0.0%
    Abbott Laboratories                                            874,420     50,830,035       0.2%
    AbbVie, Inc.                                                 1,199,781    115,838,856       0.5%
*   ABIOMED, Inc.                                                   38,874     11,699,130       0.1%
#*  Acadia Healthcare Co., Inc.                                    179,743      6,395,256       0.0%
#*  Accuray, Inc.                                                  161,054        805,270       0.0%
#   Aceto Corp.                                                     64,703        163,052       0.0%
*   Achillion Pharmaceuticals, Inc.                                281,426      1,060,976       0.0%
#*  Acorda Therapeutics, Inc.                                      118,996      2,748,808       0.0%
*   Addus HomeCare Corp.                                            21,078      1,106,595       0.0%
*   Adverum Biotechnologies, Inc.                                   91,476        571,725       0.0%
*   Aeglea BioTherapeutics, Inc.                                     3,700         34,558       0.0%
    Aetna, Inc.                                                    177,765     31,828,823       0.2%
*   Affimed NV                                                      28,571         55,713       0.0%
    Agilent Technologies, Inc.                                     159,705     10,499,007       0.1%
#*  Agios Pharmaceuticals, Inc.                                     34,248      2,873,750       0.0%
*   Akorn, Inc.                                                    203,386      2,934,860       0.0%
#*  Alder Biopharmaceuticals, Inc.                                  28,804        409,017       0.0%
#*  Aldeyra Therapeutics, Inc.                                       6,191         48,599       0.0%
*   Alexion Pharmaceuticals, Inc.                                   57,138      6,721,143       0.0%
*   Align Technology, Inc.                                         107,848     26,945,823       0.1%
#*  Alkermes P.L.C.                                                 54,571      2,415,858       0.0%
    Allergan P.L.C.                                                181,490     27,885,938       0.1%
*   Allscripts Healthcare Solutions, Inc.                          356,610      4,143,808       0.0%
#*  Alnylam Pharmaceuticals, Inc.                                   36,022      3,405,160       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
#*  AMAG Pharmaceuticals, Inc.                                    18,274 $   375,531       0.0%
#*  Amedisys, Inc.                                                60,176   3,977,032       0.0%
*   American Renal Associates Holdings, Inc.                      13,746     201,379       0.0%
*   American Shared Hospital Services                                797       1,873       0.0%
    AmerisourceBergen Corp.                                      202,599  18,351,417       0.1%
    Amgen, Inc.                                                  374,474  65,338,224       0.3%
#*  AMN Healthcare Services, Inc.                                143,735   9,608,685       0.1%
*   Amphastar Pharmaceuticals, Inc.                               72,775   1,389,275       0.0%
    Analogic Corp.                                                25,856   2,148,634       0.0%
*   AngioDynamics, Inc.                                           99,229   1,923,058       0.0%
#*  ANI Pharmaceuticals, Inc.                                     25,065   1,487,608       0.0%
#*  Anika Therapeutics, Inc.                                      31,213   1,373,684       0.0%
    Anthem, Inc.                                                 160,952  37,983,062       0.2%
#*  Apollo Endosurgery, Inc.                                      11,667      67,085       0.0%
*   Applied Genetic Technologies Corp.                             3,305      15,120       0.0%
#*  Aptevo Therapeutics, Inc.                                     33,737     149,455       0.0%
#*  Aralez Pharmaceuticals, Inc.                                  10,543      14,866       0.0%
#*  Aratana Therapeutics, Inc.                                    35,229     181,429       0.0%
*   Ardelyx, Inc.                                                 67,675     324,840       0.0%
#*  Assembly Biosciences, Inc.                                     1,916      83,308       0.0%
#*  athenahealth, Inc.                                            70,210   8,598,619       0.1%
    Atrion Corp.                                                   3,136   1,950,906       0.0%
#*  aTyr Pharma, Inc.                                              3,700       8,325       0.0%
*   Avexis, Inc.                                                  22,221   4,725,518       0.0%
    Baxter International, Inc.                                   228,657  15,891,661       0.1%
    Becton Dickinson and Co.                                      93,690  21,723,900       0.1%
*   Bio-Rad Laboratories, Inc. Class A                            36,134   9,167,557       0.1%
*   Bio-Rad Laboratories, Inc. Class B                             1,562     431,229       0.0%
    Bio-Techne Corp.                                              47,687   7,196,445       0.0%
*   Biogen, Inc.                                                 129,507  35,433,115       0.2%
#*  BioMarin Pharmaceutical, Inc.                                 54,919   4,586,286       0.0%
#*  BioScrip, Inc.                                               126,750     333,353       0.0%
*   BioSpecifics Technologies Corp.                               10,712     454,403       0.0%
#*  BioTelemetry, Inc.                                            55,946   2,137,137       0.0%
#*  Bluebird Bio, Inc.                                            36,030   6,130,505       0.0%
#*  Blueprint Medicines Corp.                                     29,998   2,301,447       0.0%
*   Boston Scientific Corp.                                      505,599  14,520,803       0.1%
#*  Bovie Medical Corp.                                            7,222      25,205       0.0%
    Bristol-Myers Squibb Co.                                     982,403  51,212,668       0.2%
*   Brookdale Senior Living, Inc.                                399,558   2,892,800       0.0%
    Bruker Corp.                                                 249,963   7,381,407       0.0%
*   Caladrius Biosciences, Inc.                                    5,800      25,404       0.0%
*   Cambrex Corp.                                                 81,456   4,313,095       0.0%
    Cantel Medical Corp.                                          74,196   8,315,146       0.1%
#*  Capital Senior Living Corp.                                   49,113     577,078       0.0%
#   Cardinal Health, Inc.                                        370,760  23,791,669       0.1%
#*  Catabasis Pharmaceuticals, Inc.                               22,184      35,938       0.0%
#*  Catalent, Inc.                                               303,068  12,459,125       0.1%
*   Celgene Corp.                                                549,275  47,841,852       0.2%
#*  Celldex Therapeutics, Inc.                                   139,559     103,274       0.0%
*   Centene Corp.                                                245,993  26,709,920       0.1%
*   Cerner Corp.                                                 213,274  12,423,210       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
*   Charles River Laboratories International, Inc.               104,376 $10,874,935       0.1%
#   Chemed Corp.                                                  33,122  10,208,863       0.1%
*   ChemoCentryx, Inc.                                            14,405     157,447       0.0%
*   Chiasma, Inc.                                                 11,524      16,710       0.0%
*   Chimerix, Inc.                                                88,729     406,379       0.0%
    Cigna Corp.                                                  171,169  29,410,258       0.1%
#*  Community Health Systems, Inc.                               231,802     876,212       0.0%
    Computer Programs & Systems, Inc.                             14,788     441,422       0.0%
*   Concert Pharmaceuticals, Inc.                                 53,635     978,839       0.0%
    CONMED Corp.                                                  46,234   3,006,597       0.0%
    Cooper Cos., Inc. (The)                                       34,007   7,777,741       0.0%
#*  Corcept Therapeutics, Inc.                                   140,094   2,336,768       0.0%
*   CorVel Corp.                                                  34,588   1,696,541       0.0%
#*  Cotiviti Holdings, Inc.                                       61,884   2,137,473       0.0%
#*  Cross Country Healthcare, Inc.                                60,147     756,649       0.0%
*   CryoLife, Inc.                                                57,470   1,290,202       0.0%
*   Cumberland Pharmaceuticals, Inc.                              22,381     145,253       0.0%
*   Cutera, Inc.                                                  14,303     717,295       0.0%
    CVS Health Corp.                                             707,939  49,435,380       0.2%
#*  Cytokinetics, Inc.                                             2,000      16,600       0.0%
    Danaher Corp.                                                293,114  29,405,196       0.1%
*   DaVita, Inc.                                                 389,875  24,480,251       0.1%
    DENTSPLY SIRONA, Inc.                                        141,627   7,129,503       0.0%
#*  Depomed, Inc.                                                117,769     739,589       0.0%
#*  Dermira, Inc.                                                 25,337     230,820       0.0%
#*  DexCom, Inc.                                                  39,709   2,905,905       0.0%
    Digirad Corp.                                                  9,575      14,363       0.0%
#*  Diplomat Pharmacy, Inc.                                      130,597   2,845,709       0.0%
#*  Eagle Pharmaceuticals, Inc.                                    3,003     156,186       0.0%
*   Edwards Lifesciences Corp.                                   149,789  19,077,127       0.1%
*   Electromed, Inc.                                               2,121      11,326       0.0%
    Eli Lilly & Co.                                              471,963  38,262,040       0.2%
*   Emergent BioSolutions, Inc.                                   95,113   4,932,560       0.0%
#*  Enanta Pharmaceuticals, Inc.                                  19,538   1,818,011       0.0%
    Encompass Health Corp.                                       246,509  14,992,677       0.1%
#*  Endo International P.L.C.                                    473,498   2,713,144       0.0%
#   Ensign Group, Inc. (The)                                     109,051   3,039,251       0.0%
#*  Envision Healthcare Corp.                                    110,239   4,097,584       0.0%
*   Enzo Biochem, Inc.                                            74,162     444,972       0.0%
#*  Evolent Health, Inc. Class A                                  48,800     805,200       0.0%
#*  Exact Sciences Corp.                                          69,371   3,469,244       0.0%
*   Exelixis, Inc.                                               334,972   6,974,117       0.0%
*   Express Scripts Holding Co.                                  499,658  37,824,111       0.2%
#*  Five Prime Therapeutics, Inc.                                 57,399     961,433       0.0%
*   Five Star Senior Living, Inc.                                 14,926      17,911       0.0%
*   FONAR Corp.                                                   10,092     287,117       0.0%
#*  Fulgent Genetics, Inc.                                         8,924      35,607       0.0%
    Gilead Sciences, Inc.                                        965,652  69,749,044       0.3%
*   Globus Medical, Inc. Class A                                 157,344   8,054,439       0.1%
*   Haemonetics Corp.                                             83,141   6,488,324       0.0%
#*  Halozyme Therapeutics, Inc.                                  127,520   2,413,954       0.0%
*   Halyard Health, Inc.                                         109,368   5,180,762       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
#*  Hanger, Inc.                                                    41,296 $    755,717       0.0%
*   Harvard Bioscience, Inc.                                        50,041      287,736       0.0%
    HCA Healthcare, Inc.                                           127,519   12,208,669       0.1%
#*  HealthEquity, Inc.                                              71,172    4,673,865       0.0%
    HealthStream, Inc.                                              51,968    1,205,138       0.0%
#*  Henry Schein, Inc.                                             128,344    9,754,144       0.1%
#*  Heska Corp.                                                      8,712      711,073       0.0%
    Hill-Rom Holdings, Inc.                                        139,936   12,010,707       0.1%
*   HMS Holdings Corp.                                             142,103    2,559,275       0.0%
#*  Hologic, Inc.                                                  498,075   19,320,329       0.1%
#*  Horizon Pharma P.L.C.                                          326,256    4,319,629       0.0%
    Humana, Inc.                                                   106,580   31,353,704       0.2%
*   Icad, Inc.                                                       1,228        4,679       0.0%
*   ICU Medical, Inc.                                               23,720    5,970,324       0.0%
*   IDEXX Laboratories, Inc.                                        80,866   15,727,628       0.1%
*   Illumina, Inc.                                                  68,518   16,508,042       0.1%
#*  Impax Laboratories, Inc.                                       123,733    2,326,180       0.0%
#*  Incyte Corp.                                                    68,901    4,267,728       0.0%
#*  Infinity Pharmaceuticals, Inc.                                  57,909      127,400       0.0%
*   InfuSystem Holdings, Inc.                                        8,685       23,942       0.0%
#*  Innoviva, Inc.                                                 163,471    2,370,330       0.0%
*   Inogen, Inc.                                                    26,156    3,677,010       0.0%
#*  Insulet Corp.                                                   33,722    2,900,092       0.0%
*   Integer Holdings Corp.                                          59,942    3,290,816       0.0%
#*  Integra LifeSciences Holdings Corp.                            116,636    7,188,277       0.0%
#*  Intra-Cellular Therapies, Inc.                                  87,441    1,523,222       0.0%
#*  IntriCon Corp.                                                   2,604       60,673       0.0%
*   Intuitive Surgical, Inc.                                        42,114   18,563,009       0.1%
#   Invacare Corp.                                                  88,662    1,613,648       0.0%
#*  Ionis Pharmaceuticals, Inc.                                     65,247    2,807,578       0.0%
*   IQVIA Holdings, Inc.                                           167,044   15,996,133       0.1%
#*  iRadimed Corp.                                                   1,881       32,823       0.0%
*   IRIDEX Corp.                                                     6,830       37,428       0.0%
#*  Jazz Pharmaceuticals P.L.C.                                     74,630   11,346,745       0.1%
    Johnson & Johnson                                            1,751,111  221,498,030       1.0%
#*  Jounce Therapeutics, Inc.                                       27,148      558,977       0.0%
#*  Juniper Pharmaceuticals, Inc.                                   10,675       87,001       0.0%
#*  Karyopharm Therapeutics, Inc.                                    3,418       44,707       0.0%
    Kewaunee Scientific Corp.                                        2,510       86,721       0.0%
#*  Kindred Biosciences, Inc.                                       53,708      491,428       0.0%
    Kindred Healthcare, Inc.                                       181,285    1,613,437       0.0%
*   Laboratory Corp. of America Holdings                           142,183   24,277,747       0.1%
#*  Lannett Co., Inc.                                               68,351    1,066,276       0.0%
*   Lantheus Holdings, Inc.                                         81,798    1,456,004       0.0%
*   Leap Therapeutics, Inc.                                          4,973       34,065       0.0%
#   LeMaitre Vascular, Inc.                                         32,167    1,011,652       0.0%
*   LHC Group, Inc.                                                 65,681    4,887,980       0.0%
#*  LifePoint Health, Inc.                                          84,842    4,063,932       0.0%
#*  Ligand Pharmaceuticals, Inc.                                    17,124    2,651,651       0.0%
#*  Lipocine, Inc.                                                  19,043       29,707       0.0%
*   LivaNova P.L.C.                                                 95,655    8,492,251       0.1%
#*  Loxo Oncology, Inc.                                              8,914    1,122,362       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
#   Luminex Corp.                                                   76,720 $  1,637,972       0.0%
*   Magellan Health, Inc.                                           55,667    4,667,678       0.0%
#*  Mallinckrodt P.L.C.                                            120,874    1,571,362       0.0%
*   Masimo Corp.                                                    88,017    7,897,765       0.1%
    McKesson Corp.                                                 126,896   19,822,424       0.1%
#*  Medidata Solutions, Inc.                                        42,512    3,033,656       0.0%
*   MEDNAX, Inc.                                                   192,622    8,843,276       0.1%
#*  Medpace Holdings, Inc.                                          44,178    1,634,144       0.0%
    Medtronic P.L.C.                                               619,701   49,656,641       0.2%
*   MEI Pharma, Inc.                                                37,625       84,280       0.0%
#*  Melinta Therapeutics, Inc.                                      31,970      217,396       0.0%
    Merck & Co., Inc.                                            1,345,902   79,233,251       0.4%
#   Meridian Bioscience, Inc.                                       90,048    1,314,701       0.0%
*   Merit Medical Systems, Inc.                                     83,375    4,043,688       0.0%
#   Merrimack Pharmaceuticals, Inc.                                  2,315       19,631       0.0%
*   Mettler-Toledo International, Inc.                              25,335   14,185,827       0.1%
#*  Micron Solutions, Inc.                                           1,150        4,285       0.0%
#*  Minerva Neurosciences, Inc.                                      4,376       28,663       0.0%
*   Misonix, Inc.                                                    2,220       24,420       0.0%
#*  Molina Healthcare, Inc.                                        126,598   10,539,284       0.1%
*   Momenta Pharmaceuticals, Inc.                                  122,511    2,548,229       0.0%
*   Mylan NV                                                       319,667   12,390,293       0.1%
#*  Myriad Genetics, Inc.                                          134,679    3,810,069       0.0%
*   Nabriva Therapeutics P.L.C.                                      5,534       26,563       0.0%
    National HealthCare Corp.                                       12,354      757,053       0.0%
    National Research Corp.                                         14,408      471,142       0.0%
#*  Natus Medical, Inc.                                             56,655    1,872,448       0.0%
#*  Nektar Therapeutics                                             54,904    4,593,269       0.0%
#*  Neogen Corp.                                                    58,369    3,977,847       0.0%
#*  NeoGenomics, Inc.                                                4,211       40,341       0.0%
#*  Neurocrine Biosciences, Inc.                                    44,205    3,584,141       0.0%
#*  NewLink Genetics Corp.                                           8,556       39,015       0.0%
#*  NuVasive, Inc.                                                 112,464    5,984,209       0.0%
*   Nuvectra Corp.                                                  16,270      209,558       0.0%
#*  Omnicell, Inc.                                                  63,007    2,715,602       0.0%
*   Ophthotech Corp.                                                35,608       93,649       0.0%
#*  OPKO Health, Inc.                                              332,514    1,010,843       0.0%
*   OraSure Technologies, Inc.                                      84,493    1,498,061       0.0%
*   Orthofix International NV                                       34,419    2,100,247       0.0%
*   Otonomy, Inc.                                                   41,632      156,120       0.0%
#   Owens & Minor, Inc.                                            129,512    2,104,570       0.0%
#   Patterson Cos., Inc.                                           206,981    4,818,518       0.0%
#*  PDL BioPharma, Inc.                                            387,327    1,130,995       0.0%
#*  Penumbra, Inc.                                                  11,026    1,371,083       0.0%
#   PerkinElmer, Inc.                                               96,546    7,082,615       0.0%
#   Perrigo Co. P.L.C.                                              93,367    7,295,697       0.0%
*   Pfenex, Inc.                                                    17,844       99,213       0.0%
    Pfizer, Inc.                                                 4,353,406  159,378,194       0.7%
    Phibro Animal Health Corp. Class A                              33,013    1,396,450       0.0%
*   PRA Health Sciences, Inc.                                      111,160    9,134,017       0.1%
#*  Premier, Inc. Class A                                          147,332    4,860,483       0.0%
#*  Prestige Brands Holdings, Inc.                                 115,680    3,405,619       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
#*  ProPhase Labs, Inc.                                               62 $        177       0.0%
*   Providence Service Corp. (The)                                27,818    2,110,830       0.0%
    Psychemedics Corp.                                             1,300       27,378       0.0%
*   PTC Therapeutics, Inc.                                        11,683      323,970       0.0%
*   Quality Systems, Inc.                                        118,359    1,589,561       0.0%
    Quest Diagnostics, Inc.                                      228,436   23,117,723       0.1%
*   Quidel Corp.                                                  67,202    3,810,353       0.0%
#*  Quorum Health Corp.                                           50,777      357,978       0.0%
*   R1 RCM, Inc.                                                  13,500      100,305       0.0%
*   RadNet, Inc.                                                  59,401      787,063       0.0%
*   Regeneron Pharmaceuticals, Inc.                               38,513   11,695,628       0.1%
#*  Repligen Corp.                                                71,937    2,661,669       0.0%
    ResMed, Inc.                                                  93,172    8,817,798       0.1%
#*  Retrophin, Inc.                                               55,326    1,388,683       0.0%
*   RTI Surgical, Inc.                                           117,783      518,245       0.0%
#*  Sage Therapeutics, Inc.                                       16,745    2,409,940       0.0%
#*  Sarepta Therapeutics, Inc.                                    64,379    4,915,980       0.0%
*   Savara, Inc.                                                     900        8,334       0.0%
#*  SCYNEXIS, Inc.                                                22,400       26,432       0.0%
*   SeaSpine Holdings Corp.                                       21,405      246,372       0.0%
#*  Seattle Genetics, Inc.                                        56,674    2,901,142       0.0%
*   Select Medical Holdings Corp.                                330,643    5,968,106       0.0%
#*  Sharps Compliance Corp.                                        6,172       24,565       0.0%
*   Sierra Oncology, Inc.                                          5,116       10,539       0.0%
#*  Spectrum Pharmaceuticals, Inc.                                69,632    1,108,541       0.0%
#*  Stemline Therapeutics, Inc.                                    6,467      111,232       0.0%
#   STERIS P.L.C.                                                 79,008    7,467,836       0.0%
    Stryker Corp.                                                155,528   26,349,554       0.1%
#*  Supernus Pharmaceuticals, Inc.                               116,783    5,477,123       0.0%
*   Surmodics, Inc.                                               23,848      890,723       0.0%
#*  Syndax Pharmaceuticals, Inc.                                  32,622      340,574       0.0%
#*  Syneos Health, Inc.                                          179,437    6,836,550       0.0%
#*  Taro Pharmaceutical Industries, Ltd.                          49,552    5,053,313       0.0%
#   Teleflex, Inc.                                                43,543   11,664,299       0.1%
#*  Tenet Healthcare Corp.                                       256,009    6,128,855       0.0%
#*  Tetraphase Pharmaceuticals, Inc.                              76,191      245,335       0.0%
    Thermo Fisher Scientific, Inc.                               185,945   39,113,531       0.2%
#*  Tivity Health, Inc.                                          102,618    3,689,117       0.0%
#*  TransEnterix, Inc.                                            23,831       40,989       0.0%
#*  Triple-S Management Corp. Class B                             41,196    1,167,907       0.0%
*   United Therapeutics Corp.                                    119,204   13,125,552       0.1%
    UnitedHealth Group, Inc.                                     600,291  141,908,792       0.7%
    Universal Health Services, Inc. Class B                      153,429   17,521,592       0.1%
#   US Physical Therapy, Inc.                                     20,976    1,914,060       0.0%
    Utah Medical Products, Inc.                                    6,578      667,996       0.0%
*   Varex Imaging Corp.                                           80,528    2,898,203       0.0%
#*  Varian Medical Systems, Inc.                                  74,602    8,623,245       0.1%
*   VBI Vaccines, Inc.                                             6,513       20,386       0.0%
*   Veeva Systems, Inc. Class A                                   76,629    5,373,992       0.0%
*   Verastem, Inc.                                                73,481      306,416       0.0%
*   Vertex Pharmaceuticals, Inc.                                  60,215    9,222,529       0.1%
*   Waters Corp.                                                  49,335    9,295,207       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Health Care -- (Continued)
*   WellCare Health Plans, Inc.                                   66,362 $   13,614,828       0.1%
#   West Pharmaceutical Services, Inc.                            84,115      7,419,784       0.0%
*   Xencor, Inc.                                                  37,440      1,085,386       0.0%
#*  XOMA Corp.                                                     6,008        143,111       0.0%
#*  Zafgen, Inc.                                                  34,931        237,181       0.0%
    Zimmer Biomet Holdings, Inc.                                  81,827      9,424,016       0.1%
    Zoetis, Inc.                                                 312,218     26,063,959       0.1%
#*  Zogenix, Inc.                                                    700         27,510       0.0%
#*  Zynerba Pharmaceuticals, Inc.                                  7,495         76,974       0.0%
                                                                         --------------      ----
Total Health Care                                                         2,620,833,369      11.8%
                                                                         --------------      ----
Industrials -- (12.5%)
    3M Co.                                                       445,147     86,532,125       0.4%
#   AAON, Inc.                                                   125,862      4,279,308       0.0%
    AAR Corp.                                                     61,220      2,650,826       0.0%
#   ABM Industries, Inc.                                         143,709      4,473,661       0.0%
#*  Acacia Research Corp.                                         41,555        151,676       0.0%
    ACCO Brands Corp.                                            239,760      2,889,108       0.0%
    Acme United Corp.                                              2,900         61,944       0.0%
#   Actuant Corp. Class A                                        107,769      2,537,960       0.0%
#   Acuity Brands, Inc.                                           39,840      4,771,637       0.0%
#   Advanced Drainage Systems, Inc.                               86,926      2,190,535       0.0%
#*  AECOM                                                        259,098      8,923,335       0.1%
*   Aegion Corp.                                                  53,845      1,221,743       0.0%
*   AeroCentury Corp.                                                691         11,021       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                            124,039      3,465,650       0.0%
#*  Aerovironment, Inc.                                           43,626      2,377,617       0.0%
    AGCO Corp.                                                   170,558     10,690,575       0.1%
#   Air Lease Corp.                                              229,800      9,580,362       0.1%
*   Air Transport Services Group, Inc.                           169,195      3,424,507       0.0%
    Aircastle, Ltd.                                              170,036      3,332,706       0.0%
    Alamo Group, Inc.                                             23,124      2,531,384       0.0%
#   Alaska Air Group, Inc.                                       214,723     13,941,964       0.1%
#   Albany International Corp. Class A                            57,920      3,425,968       0.0%
#   Allegiant Travel Co.                                          40,138      6,432,115       0.0%
#   Allegion P.L.C.                                              105,138      8,114,551       0.0%
    Allied Motion Technologies, Inc.                              20,103        801,507       0.0%
    Allison Transmission Holdings, Inc.                          358,074     13,961,305       0.1%
*   Alpha PRO Tech, Ltd.                                           8,900         29,370       0.0%
    Altra Industrial Motion Corp.                                 63,852      2,659,436       0.0%
#   AMERCO                                                        25,746      8,689,790       0.1%
*   Ameresco, Inc. Class A                                        26,807        317,663       0.0%
#   American Airlines Group, Inc.                                360,513     15,476,823       0.1%
#   American Railcar Industries, Inc.                             19,392        735,926       0.0%
#*  American Superconductor Corp.                                    896          5,286       0.0%
*   American Woodmark Corp.                                       35,230      2,895,906       0.0%
    AMETEK, Inc.                                                 211,494     14,762,281       0.1%
*   AMREP Corp.                                                    5,073         36,652       0.0%
    AO Smith Corp.                                               155,958      9,568,023       0.1%
#   Apogee Enterprises, Inc.                                      62,931      2,587,093       0.0%
    Applied Industrial Technologies, Inc.                         83,206      5,321,024       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
*   ARC Document Solutions, Inc.                                  78,538 $    172,784       0.0%
    ArcBest Corp.                                                 41,022    1,316,806       0.0%
    Arconic, Inc.                                                481,453    8,574,678       0.1%
    Argan, Inc.                                                   39,479    1,579,160       0.0%
*   Armstrong Flooring, Inc.                                      59,321      732,614       0.0%
*   Armstrong World Industries, Inc.                             134,929    7,556,024       0.0%
*   Arotech Corp.                                                 34,633      110,826       0.0%
*   ASGN, Inc.                                                   107,856    8,696,429       0.1%
    Astec Industries, Inc.                                        49,064    2,725,996       0.0%
#*  Astronics Corp.                                               44,166    1,615,592       0.0%
#*  Astronics Corp. Class B                                       15,379      561,487       0.0%
*   Atkore International Group, Inc.                              76,218    1,354,394       0.0%
#*  Atlas Air Worldwide Holdings, Inc.                            58,179    3,688,549       0.0%
*   Avalon Holdings Corp. Class A                                    500        1,045       0.0%
#*  Avis Budget Group, Inc.                                      206,114   10,184,093       0.1%
#*  Axon Enterprise, Inc.                                         61,535    2,583,239       0.0%
#   AZZ, Inc.                                                     50,306    2,241,132       0.0%
#*  Babcock & Wilcox Enterprises, Inc.                           314,552      717,179       0.0%
    Barnes Group, Inc.                                            97,184    5,396,628       0.0%
    Barrett Business Services, Inc.                               18,247    1,596,977       0.0%
*   Beacon Roofing Supply, Inc.                                  131,862    6,454,645       0.0%
#   BG Staffing, Inc.                                              4,290       81,810       0.0%
#*  Blue Bird Corp.                                                9,860      234,175       0.0%
*   BlueLinx Holdings, Inc.                                       23,793      956,954       0.0%
*   BMC Stock Holdings, Inc.                                     137,658    2,374,601       0.0%
    Boeing Co. (The)                                             423,046  141,111,224       0.6%
    Brady Corp. Class A                                           89,748    3,266,827       0.0%
    Briggs & Stratton Corp.                                       86,494    1,559,487       0.0%
    Brink's Co. (The)                                            120,521    8,894,450       0.1%
*   Broadwind Energy, Inc.                                         3,988       10,528       0.0%
*   Builders FirstSource, Inc.                                   253,067    4,613,411       0.0%
    BWX Technologies, Inc.                                       153,158   10,384,112       0.1%
*   CAI International, Inc.                                       45,016    1,011,960       0.0%
    Carlisle Cos., Inc.                                          117,527   12,661,184       0.1%
*   Casella Waste Systems, Inc. Class A                           71,163    1,744,205       0.0%
    Caterpillar, Inc.                                            353,441   51,022,743       0.2%
*   CBIZ, Inc.                                                   123,036    2,288,470       0.0%
    CECO Environmental Corp.                                      69,616      327,195       0.0%
#   Celadon Group, Inc.                                           49,165      138,154       0.0%
#   CH Robinson Worldwide, Inc.                                  124,548   11,462,152       0.1%
*   Chart Industries, Inc.                                        67,092    3,806,800       0.0%
#   Chicago Bridge & Iron Co. NV                                 157,296    2,375,170       0.0%
    Chicago Rivet & Machine Co.                                      474       13,753       0.0%
#*  Cimpress NV                                                   47,042    6,765,110       0.0%
    Cintas Corp.                                                  85,031   14,480,779       0.1%
#   CIRCOR International, Inc.                                    41,589    1,762,126       0.0%
*   Civeo Corp.                                                  169,864      569,044       0.0%
#*  Clean Harbors, Inc.                                          123,810    5,670,498       0.0%
*   Colfax Corp.                                                 177,989    5,519,439       0.0%
    Columbus McKinnon Corp.                                       44,498    1,596,588       0.0%
    Comfort Systems USA, Inc.                                     75,984    3,206,525       0.0%
#*  Command Security Corp.                                         4,000       11,240       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   Commercial Vehicle Group, Inc.                                98,861 $   663,357       0.0%
    CompX International, Inc.                                      1,315      18,081       0.0%
*   Continental Building Products, Inc.                           94,015   2,641,822       0.0%
*   Continental Materials Corp.                                      268       5,081       0.0%
    Copa Holdings SA Class A                                      55,407   6,492,038       0.0%
#*  Copart, Inc.                                                 313,734  16,025,533       0.1%
    Costamare, Inc.                                               28,088     190,718       0.0%
*   CoStar Group, Inc.                                            19,322   7,084,605       0.0%
#   Covanta Holding Corp.                                        331,739   4,942,911       0.0%
*   Covenant Transportation Group, Inc. Class A                   42,306   1,173,992       0.0%
*   CPI Aerostructures, Inc.                                      10,753     102,691       0.0%
    CRA International, Inc.                                       14,980     845,921       0.0%
    Crane Co.                                                     96,806   8,096,854       0.0%
*   CSW Industrials, Inc.                                          3,987     172,836       0.0%
    CSX Corp.                                                    641,088  38,074,216       0.2%
#   Cubic Corp.                                                   55,614   3,434,165       0.0%
    Cummins, Inc.                                                107,714  17,219,160       0.1%
    Curtiss-Wright Corp.                                          87,906  11,255,484       0.1%
    Deere & Co.                                                  190,297  25,752,893       0.1%
    Delta Air Lines, Inc.                                        725,693  37,895,688       0.2%
#   Deluxe Corp.                                                 113,558   7,783,265       0.0%
*   DLH Holdings Corp.                                             8,622      50,266       0.0%
    DMC Global, Inc.                                              23,018     890,797       0.0%
#   Donaldson Co., Inc.                                          274,546  12,151,406       0.1%
    Douglas Dynamics, Inc.                                        59,486   2,483,541       0.0%
    Dover Corp.                                                  220,747  20,463,247       0.1%
*   Ducommun, Inc.                                                15,979     464,829       0.0%
    Dun & Bradstreet Corp. (The)                                  65,726   7,578,865       0.0%
*   DXP Enterprises, Inc.                                         40,404   1,466,665       0.0%
#*  Dycom Industries, Inc.                                        92,144   9,570,076       0.1%
    Eastern Co. (The)                                             10,019     284,540       0.0%
    Eaton Corp. P.L.C.                                           233,695  17,534,136       0.1%
*   Echo Global Logistics, Inc.                                   74,610   2,036,853       0.0%
    Ecology and Environment, Inc. Class A                          1,746      22,785       0.0%
    EMCOR Group, Inc.                                            124,882   9,190,066       0.1%
    Emerson Electric Co.                                         383,183  25,447,183       0.1%
    Encore Wire Corp.                                             44,987   2,368,566       0.0%
#*  Energy Focus, Inc.                                             2,870       8,007       0.0%
    EnerSys                                                       81,607   5,594,976       0.0%
*   Engility Holdings, Inc.                                       30,294     770,073       0.0%
    Ennis, Inc.                                                   53,310     954,249       0.0%
    EnPro Industries, Inc.                                        41,926   3,150,739       0.0%
    EnviroStar, Inc.                                                 100       3,650       0.0%
    Equifax, Inc.                                                 93,448  10,470,848       0.1%
    ESCO Technologies, Inc.                                       49,299   2,753,349       0.0%
    Espey Manufacturing & Electronics Corp.                        1,489      39,533       0.0%
    Essendant, Inc.                                               75,645     562,799       0.0%
*   Esterline Technologies Corp.                                  63,391   4,554,643       0.0%
#   Expeditors International of Washington, Inc.                 128,769   8,223,188       0.0%
    Exponent, Inc.                                                46,238   3,994,963       0.0%
#   Fastenal Co.                                                 219,954  10,995,500       0.1%
    Federal Signal Corp.                                         139,055   3,011,931       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    FedEx Corp.                                                    202,631 $50,090,383       0.2%
#   Flowserve Corp.                                                217,411   9,655,223       0.1%
    Fluor Corp.                                                    186,255  10,979,732       0.1%
    Forrester Research, Inc.                                        33,301   1,325,380       0.0%
    Fortive Corp.                                                  203,090  14,279,258       0.1%
    Fortune Brands Home & Security, Inc.                           202,507  11,075,108       0.1%
    Forward Air Corp.                                               63,866   3,448,125       0.0%
#*  Franklin Covey Co.                                              20,263     494,417       0.0%
    Franklin Electric Co., Inc.                                     90,291   3,701,931       0.0%
    FreightCar America, Inc.                                        30,380     423,497       0.0%
*   FTI Consulting, Inc.                                            97,000   5,664,800       0.0%
#*  Fuel Tech, Inc.                                                  5,218       6,679       0.0%
*   Gardner Denver Holdings, Inc.                                   43,105   1,363,411       0.0%
#   GATX Corp.                                                      70,939   4,628,060       0.0%
*   Gencor Industries, Inc.                                         14,085     219,022       0.0%
*   Generac Holdings, Inc.                                         152,394   6,859,254       0.0%
#   General Cable Corp.                                             95,012   2,817,106       0.0%
    General Dynamics Corp.                                         152,050  30,609,186       0.1%
    General Electric Co.                                         2,629,165  36,992,352       0.2%
#*  Genesee & Wyoming, Inc. Class A                                107,211   7,633,423       0.0%
*   Gibraltar Industries, Inc.                                      65,780   2,312,167       0.0%
    Global Brass & Copper Holdings, Inc.                            67,065   2,011,950       0.0%
*   Global Power Equipment Group, Inc.                              12,367      30,299       0.0%
*   GMS, Inc.                                                       88,895   2,769,968       0.0%
#*  Golden Ocean Group, Ltd.                                        12,367      99,925       0.0%
*   Goldfield Corp. (The)                                           58,411     245,326       0.0%
    Gorman-Rupp Co. (The)                                           67,781   2,133,746       0.0%
*   GP Strategies Corp.                                             39,710     827,954       0.0%
    Graco, Inc.                                                    282,771  12,439,096       0.1%
    Graham Corp.                                                    16,735     361,141       0.0%
#   Granite Construction, Inc.                                      77,187   4,043,055       0.0%
*   Great Lakes Dredge & Dock Corp.                                134,635     619,321       0.0%
#   Greenbrier Cos., Inc. (The)                                     31,578   1,384,695       0.0%
#   Griffon Corp.                                                  110,204   2,193,060       0.0%
    H&E Equipment Services, Inc.                                    93,966   3,039,800       0.0%
    Hardinge, Inc.                                                  10,375     190,278       0.0%
    Harris Corp.                                                   137,327  21,480,689       0.1%
*   Harsco Corp.                                                   179,811   3,677,135       0.0%
    Hawaiian Holdings, Inc.                                        141,081   5,812,537       0.0%
#*  HC2 Holdings, Inc.                                               7,362      37,546       0.0%
*   HD Supply Holdings, Inc.                                       352,485  13,644,694       0.1%
#   Healthcare Services Group, Inc.                                 76,799   2,966,745       0.0%
#   Heartland Express, Inc.                                        188,253   3,356,551       0.0%
#   HEICO Corp.                                                     66,064   5,803,722       0.0%
    HEICO Corp. Class A                                            100,093   7,221,710       0.0%
    Heidrick & Struggles International, Inc.                        50,473   1,900,308       0.0%
*   Herc Holdings, Inc.                                             76,782   4,042,572       0.0%
*   Heritage-Crystal Clean, Inc.                                    27,852     589,070       0.0%
    Herman Miller, Inc.                                            147,215   4,519,501       0.0%
#*  Hertz Global Holdings, Inc.                                    230,564   5,049,352       0.0%
    Hexcel Corp.                                                   178,905  11,891,815       0.1%
#*  Hill International, Inc.                                        78,508     416,092       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Hillenbrand, Inc.                                            134,419 $ 6,230,321       0.0%
#   HNI Corp.                                                     99,496   3,322,171       0.0%
    Honeywell International, Inc.                                436,883  63,208,232       0.3%
*   Houston Wire & Cable Co.                                      26,484     190,685       0.0%
*   Hub Group, Inc. Class A                                       65,490   2,878,286       0.0%
    Hubbell, Inc.                                                 69,123   7,179,115       0.0%
*   Hudson Global, Inc.                                           23,996      45,112       0.0%
#*  Hudson Technologies, Inc.                                    100,174     438,762       0.0%
    Huntington Ingalls Industries, Inc.                           72,462  17,623,483       0.1%
    Hurco Cos., Inc.                                              16,016     707,907       0.0%
*   Huron Consulting Group, Inc.                                  53,435   2,001,141       0.0%
#*  Huttig Building Products, Inc.                                 2,588      16,071       0.0%
    Hyster-Yale Materials Handling, Inc.                          23,069   1,642,513       0.0%
    ICF International, Inc.                                       29,736   1,995,286       0.0%
    IDEX Corp.                                                    76,084  10,169,387       0.1%
#*  IES Holdings, Inc.                                             6,920     116,948       0.0%
    Illinois Tool Works, Inc.                                    218,339  31,008,505       0.2%
    Ingersoll-Rand P.L.C.                                        210,468  17,656,161       0.1%
*   InnerWorkings, Inc.                                          144,128   1,455,693       0.0%
*   Innovative Solutions & Support, Inc.                          10,802      38,779       0.0%
    Insperity, Inc.                                               98,988   7,943,787       0.0%
#   Insteel Industries, Inc.                                      47,339   1,421,590       0.0%
    Interface, Inc.                                              123,111   2,708,442       0.0%
#*  Intersections, Inc.                                           13,979      24,603       0.0%
    ITT, Inc.                                                    178,852   8,744,074       0.1%
    Jacobs Engineering Group, Inc.                               112,226   6,519,208       0.0%
#   JB Hunt Transport Services, Inc.                              98,438  11,559,574       0.1%
#*  JELD-WEN Holding, Inc.                                        99,034   2,783,846       0.0%
*   JetBlue Airways Corp.                                        639,615  12,274,212       0.1%
#   John Bean Technologies Corp.                                  66,817   7,199,532       0.0%
    Johnson Controls International P.L.C.                        417,566  14,142,960       0.1%
    Kadant, Inc.                                                  20,484   1,889,649       0.0%
    Kaman Corp.                                                   59,401   3,602,077       0.0%
    Kansas City Southern                                         141,368  15,074,070       0.1%
    KAR Auction Services, Inc.                                   246,176  12,798,690       0.1%
#   KBR, Inc.                                                    310,213   5,177,455       0.0%
    Kelly Services, Inc. Class A                                  73,289   2,144,436       0.0%
#   Kelly Services, Inc. Class B                                     319      10,867       0.0%
#   Kennametal, Inc.                                             173,816   6,335,593       0.0%
#*  KeyW Holding Corp. (The)                                       9,469      73,290       0.0%
    Kforce, Inc.                                                  82,210   2,182,676       0.0%
    Kimball International, Inc. Class B                           99,956   1,651,273       0.0%
*   Kirby Corp.                                                   88,742   7,569,693       0.0%
*   KLX, Inc.                                                    107,813   8,434,211       0.0%
#   Knight-Swift Transportation Holdings, Inc.                   304,826  11,891,262       0.1%
    Knoll, Inc.                                                  122,947   2,344,599       0.0%
    Korn/Ferry International                                     116,131   6,208,363       0.0%
#*  Kratos Defense & Security Solutions, Inc.                    176,839   1,770,158       0.0%
    L3 Technologies, Inc.                                         79,710  15,613,595       0.1%
    Landstar System, Inc.                                         89,181   9,065,249       0.1%
*   Lawson Products, Inc.                                         15,719     363,895       0.0%
#*  Layne Christensen Co.                                         20,348     287,110       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   LB Foster Co. Class A                                         19,326 $   455,127       0.0%
#   Lennox International, Inc.                                    47,038   9,095,738       0.1%
*   Limbach Holdings, Inc.                                         7,154      89,854       0.0%
    Lincoln Electric Holdings, Inc.                              138,501  11,477,578       0.1%
#   Lindsay Corp.                                                 19,479   1,711,425       0.0%
    Lockheed Martin Corp.                                        184,600  59,227,064       0.3%
    LS Starrett Co. (The) Class A                                 11,092      67,661       0.0%
    LSC Communications, Inc.                                      86,780   1,516,914       0.0%
    LSI Industries, Inc.                                          44,952     275,556       0.0%
*   Lydall, Inc.                                                  38,423   1,713,666       0.0%
#   Macquarie Infrastructure Corp.                               115,836   4,390,184       0.0%
*   Manitex International, Inc.                                   23,200     238,728       0.0%
#*  Manitowoc Co., Inc. (The)                                     77,889   1,919,964       0.0%
    ManpowerGroup, Inc.                                          104,518  10,004,463       0.1%
    Marten Transport, Ltd.                                        77,240   1,506,180       0.0%
    Masco Corp.                                                  224,348   8,496,059       0.0%
*   Masonite International Corp.                                  68,273   4,144,171       0.0%
#*  MasTec, Inc.                                                 188,425   8,290,700       0.0%
*   Mastech Digital, Inc.                                          1,412      20,686       0.0%
    Matson, Inc.                                                 105,065   3,071,050       0.0%
#   Matthews International Corp. Class A                          62,571   3,075,365       0.0%
    McGrath RentCorp                                              59,807   3,524,427       0.0%
#*  Mercury Systems, Inc.                                         79,052   2,535,988       0.0%
*   Meritor, Inc.                                                205,207   3,995,380       0.0%
#*  Middleby Corp. (The)                                          69,432   8,737,323       0.1%
*   Milacron Holdings Corp.                                      153,726   2,771,680       0.0%
    Miller Industries, Inc.                                       14,667     363,008       0.0%
*   Mistras Group, Inc.                                           49,388     961,584       0.0%
#   Mobile Mini, Inc.                                             95,830   4,024,860       0.0%
*   Moog, Inc. Class A                                            69,838   5,724,621       0.0%
*   MRC Global, Inc.                                             206,462   3,867,033       0.0%
    MSA Safety, Inc.                                              62,251   5,405,877       0.0%
    MSC Industrial Direct Co., Inc. Class A                       89,727   7,756,002       0.0%
    Mueller Industries, Inc.                                     127,377   3,462,107       0.0%
    Mueller Water Products, Inc. Class A                         350,296   3,429,398       0.0%
#   Multi-Color Corp.                                             44,727   2,905,019       0.0%
*   MYR Group, Inc.                                               44,187   1,325,610       0.0%
#   National Presto Industries, Inc.                              11,915   1,140,861       0.0%
*   Navigant Consulting, Inc.                                     91,015   1,946,811       0.0%
*   Navistar International Corp.                                 166,950   5,811,530       0.0%
*   NCI Building Systems, Inc.                                   166,328   2,910,740       0.0%
#   Nielsen Holdings P.L.C.                                      404,382  12,717,814       0.1%
*   NL Industries, Inc.                                           60,141     460,079       0.0%
    NN, Inc.                                                      69,586   1,412,596       0.0%
#   Nordson Corp.                                                 79,725  10,252,635       0.1%
    Norfolk Southern Corp.                                       211,076  30,283,074       0.1%
    Northrop Grumman Corp.                                       117,671  37,894,769       0.2%
#*  Northwest Pipe Co.                                             9,070     178,951       0.0%
#*  NOW, Inc.                                                    238,736   2,895,868       0.0%
#*  NV5 Global, Inc.                                              21,022   1,237,145       0.0%
    Old Dominion Freight Line, Inc.                              139,048  18,612,965       0.1%
#   Omega Flex, Inc.                                               5,588     364,896       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Orbital ATK, Inc.                                            104,768 $13,869,188       0.1%
*   Orion Group Holdings, Inc.                                    48,983     296,837       0.0%
    Oshkosh Corp.                                                142,318  10,269,667       0.1%
    Owens Corning                                                172,258  11,281,176       0.1%
    PACCAR, Inc.                                                 284,837  18,135,572       0.1%
*   PAM Transportation Services, Inc.                              2,984     107,394       0.0%
    Park-Ohio Holdings Corp.                                      27,248   1,032,699       0.0%
    Parker-Hannifin Corp.                                        103,631  17,059,735       0.1%
*   Patrick Industries, Inc.                                      59,473   3,384,014       0.0%
*   Patriot Transportation Holding, Inc.                           2,254      40,797       0.0%
    Pendrell Corp.                                                   171     117,990       0.0%
    Pentair P.L.C.                                               194,772  13,104,260       0.1%
#*  Performant Financial Corp.                                    73,352     221,523       0.0%
*   Perma-Fix Environmental Services                               3,103      13,808       0.0%
*   Perma-Pipe International Holdings, Inc.                        6,009      54,381       0.0%
*   PGT Innovations, Inc.                                        155,144   2,707,263       0.0%
#*  Pioneer Power Solutions, Inc.                                  1,700      10,030       0.0%
    Pitney Bowes, Inc.                                           267,626   2,735,138       0.0%
    Powell Industries, Inc.                                       31,897     958,505       0.0%
#*  Power Solutions International, Inc.                            4,237      31,778       0.0%
    Preformed Line Products Co.                                    4,537     305,113       0.0%
    Primoris Services Corp.                                      113,934   2,915,571       0.0%
#*  Proto Labs, Inc.                                              35,120   4,184,548       0.0%
    Quad/Graphics, Inc.                                          104,809   2,589,830       0.0%
    Quanex Building Products Corp.                                82,031   1,406,832       0.0%
*   Quanta Services, Inc.                                        291,856   9,485,320       0.1%
*   Radiant Logistics, Inc.                                       75,394     266,141       0.0%
    Raven Industries, Inc.                                        54,019   1,977,095       0.0%
    Raytheon Co.                                                 159,785  32,746,338       0.2%
#*  RBC Bearings, Inc.                                            39,263   4,569,428       0.0%
    RCM Technologies, Inc.                                         7,192      37,398       0.0%
    Regal Beloit Corp.                                            87,071   6,199,455       0.0%
    Republic Services, Inc.                                      249,830  16,159,004       0.1%
    Resources Connection, Inc.                                    74,604   1,167,553       0.0%
    REV Group, Inc.                                               64,640   1,166,752       0.0%
*   Rexnord Corp.                                                221,032   6,080,590       0.0%
*   Roadrunner Transportation Systems, Inc.                       46,553     100,089       0.0%
    Robert Half International, Inc.                              232,555  14,127,716       0.1%
    Rockwell Automation, Inc.                                    111,304  18,312,847       0.1%
    Rockwell Collins, Inc.                                       199,758  26,475,925       0.1%
#   Rollins, Inc.                                                170,172   8,256,745       0.0%
    Roper Technologies, Inc.                                      48,664  12,856,542       0.1%
    RPX Corp.                                                    125,543   1,359,631       0.0%
*   Rush Enterprises, Inc. Class A                                69,225   2,826,457       0.0%
*   Rush Enterprises, Inc. Class B                                 7,381     287,195       0.0%
    Ryder System, Inc.                                           149,269  10,065,209       0.1%
*   Saia, Inc.                                                    56,779   3,750,253       0.0%
#   Schneider National, Inc. Class B                             118,981   3,174,413       0.0%
#   Scorpio Bulkers, Inc.                                          6,850      52,403       0.0%
#*  Sensata Technologies Holding P.L.C.                          239,471  12,145,969       0.1%
    Servotronics, Inc.                                               389       3,684       0.0%
*   SIFCO Industries, Inc.                                         3,251      17,718       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
#   Simpson Manufacturing Co., Inc.                               88,745 $ 4,852,577       0.0%
#*  SiteOne Landscape Supply, Inc.                                61,302   4,199,187       0.0%
    SkyWest, Inc.                                                112,918   6,425,034       0.0%
#   Snap-on, Inc.                                                 82,539  11,988,790       0.1%
    Southwest Airlines Co.                                       529,313  27,963,606       0.1%
*   SP Plus Corp.                                                 50,772   1,784,636       0.0%
    Spartan Motors, Inc.                                          64,437   1,150,200       0.0%
*   Sparton Corp.                                                  7,073     130,638       0.0%
    Spirit Aerosystems Holdings, Inc. Class A                    189,572  15,235,902       0.1%
#*  Spirit Airlines, Inc.                                        155,695   5,561,425       0.0%
*   SPX Corp.                                                     60,932   1,927,888       0.0%
*   SPX FLOW, Inc.                                                75,923   3,416,535       0.0%
    Standex International Corp.                                   23,918   2,318,850       0.0%
    Stanley Black & Decker, Inc.                                 104,470  14,791,907       0.1%
    Steelcase, Inc. Class A                                      183,775   2,435,019       0.0%
#*  Stericycle, Inc.                                             121,146   7,112,482       0.0%
#*  Sterling Construction Co., Inc.                               55,801     621,065       0.0%
    Sun Hydraulics Corp.                                          41,707   2,025,709       0.0%
#*  Team, Inc.                                                    77,479   1,313,269       0.0%
*   Tecogen, Inc.                                                  3,500      11,690       0.0%
*   Teledyne Technologies, Inc.                                   62,345  11,664,126       0.1%
#   Tennant Co.                                                   30,089   2,226,586       0.0%
#   Terex Corp.                                                  164,575   6,010,279       0.0%
    Tetra Tech, Inc.                                             106,165   5,138,386       0.0%
#*  Textainer Group Holdings, Ltd.                                50,784     873,485       0.0%
    Textron, Inc.                                                335,644  20,856,918       0.1%
#*  Thermon Group Holdings, Inc.                                  64,952   1,480,256       0.0%
    Timken Co. (The)                                             148,490   6,347,948       0.0%
    Titan International, Inc.                                    133,024   1,370,147       0.0%
*   Titan Machinery, Inc.                                         61,317   1,184,644       0.0%
    Toro Co. (The)                                               162,374   9,481,018       0.1%
#*  TPI Composites, Inc.                                          33,870     767,156       0.0%
*   Transcat, Inc.                                                 9,491     156,602       0.0%
#   TransDigm Group, Inc.                                         34,893  11,185,649       0.1%
*   TransUnion                                                   153,691   9,976,083       0.1%
*   Trex Co., Inc.                                                48,428   5,030,701       0.0%
*   TriMas Corp.                                                  86,500   2,344,150       0.0%
*   TriNet Group, Inc.                                           102,503   5,294,280       0.0%
#   Trinity Industries, Inc.                                     314,663  10,028,310       0.1%
    Triton International, Ltd.                                   146,023   4,528,173       0.0%
#   Triumph Group, Inc.                                          119,805   2,833,388       0.0%
*   TrueBlue, Inc.                                                85,535   2,279,508       0.0%
*   Tutor Perini Corp.                                           106,635   2,202,013       0.0%
*   Twin Disc, Inc.                                               23,435     517,445       0.0%
*   Ultralife Corp.                                               21,230     179,394       0.0%
#   UniFirst Corp.                                                26,576   4,268,106       0.0%
    Union Pacific Corp.                                          501,031  66,952,773       0.3%
*   United Continental Holdings, Inc.                            560,917  37,884,334       0.2%
    United Parcel Service, Inc. Class B                          492,959  55,950,847       0.3%
*   United Rentals, Inc.                                         139,680  20,952,000       0.1%
    United Technologies Corp.                                    520,789  62,572,798       0.3%
#*  Univar, Inc.                                                 260,604   7,182,246       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Industrials -- (Continued)
    Universal Forest Products, Inc.                              125,775 $    4,009,707       0.0%
    Universal Logistics Holdings, Inc.                            12,449        273,256       0.0%
#   US Ecology, Inc.                                              45,047      2,401,005       0.0%
*   USA Truck, Inc.                                               11,153        268,007       0.0%
#*  USG Corp.                                                    270,442     10,879,882       0.1%
    Valmont Industries, Inc.                                      45,457      6,459,440       0.0%
*   Vectrus, Inc.                                                 26,839        966,204       0.0%
*   Verisk Analytics, Inc.                                       148,655     15,824,325       0.1%
*   Veritiv Corp.                                                  3,055        116,243       0.0%
    Viad Corp.                                                    50,851      2,580,688       0.0%
#*  Vicor Corp.                                                   15,288        548,075       0.0%
    Virco Manufacturing Corp.                                     10,167         42,701       0.0%
*   Volt Information Sciences, Inc.                               23,404         63,191       0.0%
    VSE Corp.                                                     19,210        985,281       0.0%
#   Wabash National Corp.                                        145,289      2,914,497       0.0%
*   WABCO Holdings, Inc.                                          57,799      7,455,493       0.0%
#   Wabtec Corp.                                                 111,657      9,916,258       0.1%
*   WageWorks, Inc.                                               21,117        879,523       0.0%
    Waste Management, Inc.                                       307,915     25,030,410       0.1%
#   Watsco, Inc.                                                  62,743     10,504,433       0.1%
    Watsco, Inc. Class B                                           2,268        386,694       0.0%
    Watts Water Technologies, Inc. Class A                        53,750      4,004,375       0.0%
#*  Welbilt, Inc.                                                279,653      5,358,152       0.0%
#   Werner Enterprises, Inc.                                     163,568      5,610,382       0.0%
*   Wesco Aircraft Holdings, Inc.                                207,415      2,094,892       0.0%
*   WESCO International, Inc.                                     99,962      5,952,737       0.0%
#*  Willdan Group, Inc.                                           16,631        475,647       0.0%
*   Willis Lease Finance Corp.                                     4,420        144,446       0.0%
    Woodward, Inc.                                               117,662      8,464,604       0.0%
#   WW Grainger, Inc.                                             63,081     17,747,839       0.1%
*   Xerium Technologies, Inc.                                      1,300          8,515       0.0%
#*  XPO Logistics, Inc.                                          235,493     22,880,500       0.1%
    Xylem, Inc.                                                  208,863     15,226,113       0.1%
*   YRC Worldwide, Inc.                                           71,980        598,874       0.0%
                                                                         --------------      ----
Total Industrials                                                         2,983,976,548      13.4%
                                                                         --------------      ----
Information Technology -- (20.0%)
#*  2U, Inc.                                                      24,753      1,992,369       0.0%
#*  3D Systems Corp.                                              50,584        507,863       0.0%
    Accenture P.L.C. Class A                                     466,581     70,547,047       0.3%
#*  ACI Worldwide, Inc.                                          247,333      5,750,492       0.0%
    Activision Blizzard, Inc.                                    283,540     18,812,879       0.1%
*   Acxiom Corp.                                                 139,057      3,612,701       0.0%
*   ADDvantage Technologies Group, Inc.                            3,642          4,625       0.0%
*   Adobe Systems, Inc.                                          232,126     51,439,122       0.2%
    ADTRAN, Inc.                                                  80,857      1,184,555       0.0%
*   Advanced Energy Industries, Inc.                              88,936      5,296,139       0.0%
#*  Advanced Micro Devices, Inc.                                 617,568      6,719,140       0.0%
*   Agilysys, Inc.                                                32,960        388,269       0.0%
*   Akamai Technologies, Inc.                                    216,969     15,545,829       0.1%
*   ALJ Regional Holdings, Inc.                                   22,320         45,756       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
    Alliance Data Systems Corp.                                     57,136 $ 11,601,465       0.1%
*   Alpha & Omega Semiconductor, Ltd.                               55,119      835,604       0.0%
*   Alphabet, Inc. Class A                                         118,161  120,356,431       0.6%
*   Alphabet, Inc. Class C                                         124,279  126,432,755       0.6%
#*  Ambarella, Inc.                                                 18,029      839,971       0.0%
    Amdocs, Ltd.                                                   141,569    9,520,515       0.1%
    American Software, Inc. Class A                                 42,920      547,659       0.0%
*   Amkor Technology, Inc.                                         531,147    4,397,897       0.0%
    Amphenol Corp. Class A                                         204,490   17,117,858       0.1%
*   Amtech Systems, Inc.                                            36,011      249,556       0.0%
    Analog Devices, Inc.                                           141,086   12,323,862       0.1%
#*  ANGI Homeservices, Inc. Class A                                 50,469      674,266       0.0%
*   Anixter International, Inc.                                     72,411    4,265,008       0.0%
*   ANSYS, Inc.                                                     61,666    9,968,926       0.1%
*   Appfolio, Inc. Class A                                          13,650      654,518       0.0%
    Apple, Inc.                                                  3,913,148  646,686,839       2.9%
    Applied Materials, Inc.                                        695,167   34,528,945       0.2%
#*  Applied Optoelectronics, Inc.                                    9,891      316,116       0.0%
*   Arista Networks, Inc.                                           63,586   16,821,676       0.1%
*   ARRIS International P.L.C.                                     355,851    9,607,977       0.1%
*   Arrow Electronics, Inc.                                        122,512    9,156,547       0.1%
#*  Aspen Technology, Inc.                                         150,726   13,226,207       0.1%
    AstroNova, Inc.                                                  8,520      152,082       0.0%
#*  Asure Software, Inc.                                            18,562      281,029       0.0%
#*  Atlassian Corp. P.L.C. Class A                                  29,711    1,663,222       0.0%
*   Autodesk, Inc.                                                  70,140    8,830,626       0.1%
    Automatic Data Processing, Inc.                                312,554   36,906,376       0.2%
#*  AutoWeb, Inc.                                                   16,158       58,977       0.0%
*   Aviat Networks, Inc.                                             3,930       63,941       0.0%
#*  Avid Technology, Inc.                                           90,467      405,292       0.0%
    Avnet, Inc.                                                    198,082    7,770,757       0.0%
    AVX Corp.                                                      146,808    2,166,886       0.0%
*   Aware, Inc.                                                     22,085       86,132       0.0%
*   Axcelis Technologies, Inc.                                      58,751    1,292,522       0.0%
*   AXT, Inc.                                                      111,451      651,988       0.0%
#   Badger Meter, Inc.                                              49,618    2,106,284       0.0%
    Bel Fuse, Inc. Class A                                           1,700       30,413       0.0%
    Bel Fuse, Inc. Class B                                          17,612      340,792       0.0%
#   Belden, Inc.                                                    85,174    5,246,718       0.0%
    Benchmark Electronics, Inc.                                     78,535    2,065,471       0.0%
    Black Box Corp.                                                 36,076       70,348       0.0%
*   Black Knight, Inc.                                             158,252    7,698,960       0.0%
#   Blackbaud, Inc.                                                 59,770    6,273,459       0.0%
*   Blackhawk Network Holdings, Inc.                               104,141    4,675,931       0.0%
*   Blucora, Inc.                                                   54,213    1,409,538       0.0%
    Booz Allen Hamilton Holding Corp.                              227,592    9,019,471       0.1%
#*  Bottomline Technologies de, Inc.                                23,728      937,731       0.0%
    Broadcom, Inc.                                                 174,005   39,920,227       0.2%
    Broadridge Financial Solutions, Inc.                           160,983   17,258,987       0.1%
*   BroadVision, Inc.                                                3,362        7,565       0.0%
    Brooks Automation, Inc.                                        133,781    3,328,471       0.0%
*   BSQUARE Corp.                                                   18,279       82,256       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
    CA, Inc.                                                       577,969 $ 20,113,321       0.1%
    Cabot Microelectronics Corp.                                    45,057    4,571,033       0.0%
*   CACI International, Inc. Class A                                53,344    8,057,611       0.0%
*   Cadence Design Systems, Inc.                                   259,421   10,392,405       0.1%
#*  CalAmp Corp.                                                    61,302    1,210,715       0.0%
*   Calix, Inc.                                                    102,448      681,279       0.0%
#*  Carbonite, Inc.                                                 41,674    1,296,061       0.0%
*   Cardtronics P.L.C. Class A                                     113,077    2,968,271       0.0%
#*  Cars.com, Inc.                                                 168,122    4,788,115       0.0%
    Cass Information Systems, Inc.                                  23,069    1,395,213       0.0%
*   Cavium, Inc.                                                    57,773    4,333,553       0.0%
    CCUR Holdings, Inc.                                              5,951       30,945       0.0%
    CDK Global, Inc.                                               129,754    8,465,151       0.0%
    CDW Corp.                                                      227,928   16,248,987       0.1%
#*  Ceva, Inc.                                                      34,538    1,125,939       0.0%
#*  Ciena Corp.                                                    290,920    7,491,190       0.0%
#*  Cirrus Logic, Inc.                                             140,171    5,112,036       0.0%
    Cisco Systems, Inc.                                          2,718,780  120,414,766       0.6%
#*  Cision, Ltd.                                                    18,674      250,045       0.0%
*   Citrix Systems, Inc.                                           113,291   11,658,777       0.1%
*   Clearfield, Inc.                                                 9,584      116,925       0.0%
    ClearOne, Inc.                                                   4,400       27,060       0.0%
#   Cognex Corp.                                                   184,670    8,540,988       0.0%
    Cognizant Technology Solutions Corp. Class A                   294,858   24,125,282       0.1%
#*  Coherent, Inc.                                                  41,073    6,909,300       0.0%
    Cohu, Inc.                                                      50,194    1,074,152       0.0%
*   CommerceHub, Inc. Series A                                      20,778      471,037       0.0%
*   CommerceHub, Inc. Series C                                      25,949      588,264       0.0%
*   CommScope Holding Co., Inc.                                    253,392    9,684,642       0.1%
    Communications Systems, Inc.                                     7,990       28,604       0.0%
*   Computer Task Group, Inc.                                       21,488      164,813       0.0%
    Comtech Telecommunications Corp.                                63,666    1,947,543       0.0%
#*  Conduent, Inc.                                                 361,006    7,025,177       0.0%
#*  Control4 Corp.                                                  39,723      827,827       0.0%
    Convergys Corp.                                                151,936    3,549,225       0.0%
*   CoreLogic, Inc.                                                174,810    8,653,095       0.1%
    Corning, Inc.                                                  513,963   13,887,280       0.1%
*   Cray, Inc.                                                      84,445    2,014,013       0.0%
#*  Cree, Inc.                                                     201,791    7,530,840       0.0%
    CSG Systems International, Inc.                                 74,882    3,204,201       0.0%
    CSP, Inc.                                                        1,909       20,789       0.0%
    CTS Corp.                                                       62,834    1,881,878       0.0%
#*  CyberOptics Corp.                                               12,288      187,392       0.0%
#   Cypress Semiconductor Corp.                                    585,797    8,540,920       0.0%
#   Daktronics, Inc.                                               107,233      966,169       0.0%
*   DASAN Zhone Solutions, Inc.                                      5,628       62,077       0.0%
*   Data I/O Corp.                                                  13,075       81,980       0.0%
*   Dell Technologies, Inc. Class V                                106,429    7,638,409       0.0%
*   DHI Group, Inc.                                                120,463      168,648       0.0%
#   Diebold Nixdorf, Inc.                                          119,354    1,832,084       0.0%
*   Digi International, Inc.                                        28,183      324,105       0.0%
*   Diodes, Inc.                                                   110,710    3,160,771       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
    Dolby Laboratories, Inc. Class A                               101,583 $  6,076,695       0.0%
*   DSP Group, Inc.                                                 30,099      359,683       0.0%
    DXC Technology Co.                                             178,930   18,440,526       0.1%
*   eBay, Inc.                                                     639,896   24,239,260       0.1%
#   Ebix, Inc.                                                      42,308    3,278,870       0.0%
*   EchoStar Corp. Class A                                          81,220    4,267,299       0.0%
*   Edgewater Technology, Inc.                                      16,123       92,707       0.0%
#*  Electro Scientific Industries, Inc.                             65,005    1,170,090       0.0%
*   Electronic Arts, Inc.                                          182,746   21,560,373       0.1%
#*  Electronics for Imaging, Inc.                                   84,703    2,346,273       0.0%
#*  Ellie Mae, Inc.                                                 26,378    2,555,237       0.0%
*   eMagin Corp.                                                     2,749        4,261       0.0%
#*  Emcore Corp.                                                    38,852      174,834       0.0%
#*  Endurance International Group Holdings, Inc.                   130,498      959,160       0.0%
    Entegris, Inc.                                                 235,022    7,567,708       0.0%
*   Envestnet, Inc.                                                 19,414    1,054,180       0.0%
*   EPAM Systems, Inc.                                              71,313    8,154,642       0.0%
*   ePlus, Inc.                                                     31,035    2,478,145       0.0%
#*  Euronet Worldwide, Inc.                                         88,415    6,906,096       0.0%
    EVERTEC, Inc.                                                   34,787      634,863       0.0%
*   Evolving Systems, Inc.                                           9,237       34,639       0.0%
*   ExlService Holdings, Inc.                                       65,771    3,802,222       0.0%
*   Extreme Networks, Inc.                                         117,103    1,253,002       0.0%
*   F5 Networks, Inc.                                               64,958   10,594,000       0.1%
#*  Fabrinet                                                        82,503    2,327,410       0.0%
*   Facebook, Inc. Class A                                       1,237,400  212,832,800       1.0%
*   Fair Isaac Corp.                                                50,896    8,814,169       0.1%
*   FARO Technologies, Inc.                                         36,289    1,832,595       0.0%
    Fidelity National Information Services, Inc.                   247,991   23,551,705       0.1%
#*  Finisar Corp.                                                  247,587    3,857,405       0.0%
#*  Finjan Holdings, Inc.                                           56,458      166,551       0.0%
#*  First Data Corp. Class A                                       280,308    5,073,575       0.0%
*   First Solar, Inc.                                              198,727   14,091,732       0.1%
*   Fiserv, Inc.                                                   318,156   22,544,534       0.1%
#*  Fitbit, Inc. Class A                                           129,751      720,118       0.0%
*   FleetCor Technologies, Inc.                                     79,788   16,538,457       0.1%
*   Flex, Ltd.                                                   1,004,906   13,063,778       0.1%
    FLIR Systems, Inc.                                             238,913   12,793,791       0.1%
*   FormFactor, Inc.                                               135,822    1,558,557       0.0%
*   Fortinet, Inc.                                                  90,627    5,017,111       0.0%
*   Frequency Electronics, Inc.                                      8,537       75,211       0.0%
#*  Gartner, Inc.                                                   80,936    9,816,727       0.1%
    Genpact, Ltd.                                                  324,927   10,361,922       0.1%
    Global Payments, Inc.                                          176,699   19,975,822       0.1%
    GlobalSCAPE, Inc.                                               22,654       84,499       0.0%
#*  Globant SA                                                      12,124      545,701       0.0%
*   Glu Mobile, Inc.                                               195,124      854,643       0.0%
#*  GoDaddy, Inc. Class A                                          102,368    6,608,878       0.0%
#*  GrubHub, Inc.                                                   78,042    7,893,168       0.0%
*   GSE Systems, Inc.                                               10,738       34,362       0.0%
*   GSI Technology, Inc.                                            33,324      244,265       0.0%
#*  GTT Communications, Inc.                                        97,319    4,676,178       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
#*  Guidewire Software, Inc.                                        69,162 $  5,852,488       0.0%
    Hackett Group, Inc. (The)                                       73,423    1,190,187       0.0%
#*  Harmonic, Inc.                                                 197,587      721,193       0.0%
    Hewlett Packard Enterprise Co.                               1,093,686   18,647,346       0.1%
    HP, Inc.                                                     1,061,481   22,811,227       0.1%
#*  HubSpot, Inc.                                                   17,777    1,882,584       0.0%
*   IAC/InterActiveCorp                                            108,341   17,566,410       0.1%
#*  Ichor Holdings, Ltd.                                            55,866    1,234,639       0.0%
#*  ID Systems, Inc.                                                 7,118       48,758       0.0%
*   IEC Electronics Corp.                                            5,002       22,109       0.0%
*   II-VI, Inc.                                                    119,628    4,557,827       0.0%
#*  Infinera Corp.                                                 318,543    3,733,324       0.0%
*   Innodata, Inc.                                                  13,032       14,987       0.0%
#*  Inphi Corp.                                                      6,295      179,911       0.0%
#*  Inseego Corp.                                                   23,600       50,504       0.0%
*   Insight Enterprises, Inc.                                       58,204    2,063,332       0.0%
#*  Integrated Device Technology, Inc.                             185,692    5,167,808       0.0%
    Intel Corp.                                                  4,040,870  208,589,709       0.9%
    InterDigital, Inc.                                              91,150    6,786,118       0.0%
#*  Internap Corp.                                                  31,240      368,944       0.0%
    International Business Machines Corp.                          653,350   94,709,616       0.4%
*   inTEST Corp.                                                    11,556       83,203       0.0%
#*  Intevac, Inc.                                                   33,748      221,049       0.0%
    Intuit, Inc.                                                   164,065   30,317,571       0.1%
*   IPG Photonics Corp.                                             77,366   16,481,279       0.1%
#*  Iteris, Inc.                                                     3,700       18,759       0.0%
#*  Itron, Inc.                                                     74,476    4,870,730       0.0%
#   j2 Global, Inc.                                                103,044    8,179,633       0.0%
    Jabil, Inc.                                                    414,762   11,032,669       0.1%
    Jack Henry & Associates, Inc.                                   99,725   11,915,143       0.1%
    Juniper Networks, Inc.                                         379,208    9,324,725       0.1%
*   Kemet Corp.                                                    124,733    2,147,902       0.0%
*   Key Tronic Corp.                                                 8,234       57,885       0.0%
*   Keysight Technologies, Inc.                                    252,629   13,055,867       0.1%
*   Kimball Electronics, Inc.                                       24,551      389,133       0.0%
    KLA-Tencor Corp.                                               150,299   15,291,420       0.1%
*   Knowles Corp.                                                  191,789    2,454,899       0.0%
#*  Kopin Corp.                                                     52,846      174,920       0.0%
*   Kulicke & Soffa Industries, Inc.                               157,496    3,605,083       0.0%
*   KVH Industries, Inc.                                            30,189      320,003       0.0%
    Lam Research Corp.                                             124,490   23,038,119       0.1%
*   Lattice Semiconductor Corp.                                    206,422    1,118,807       0.0%
*   Leaf Group, Ltd.                                                41,223      302,989       0.0%
    Leidos Holdings, Inc.                                          192,590   12,370,056       0.1%
*   LGL Group, Inc. (The)                                            1,687        9,262       0.0%
#*  Lightpath Technologies, Inc. Class A                             5,719       11,438       0.0%
*   Limelight Networks, Inc.                                       165,150      852,174       0.0%
*   Liquidity Services, Inc.                                        55,235      356,266       0.0%
#   Littelfuse, Inc.                                                40,997    7,663,159       0.0%
#   LogMeIn, Inc.                                                   81,343    8,963,999       0.1%
*   LRAD Corp.                                                      20,627       48,680       0.0%
#*  Lumentum Holdings, Inc.                                         64,286    3,243,229       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   Luna Innovations, Inc.                                          33,283 $    109,501       0.0%
#*  Luxoft Holding, Inc.                                            24,053      970,539       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                       60,692    1,008,701       0.0%
#*  MagnaChip Semiconductor Corp.                                   57,288      535,643       0.0%
#*  Manhattan Associates, Inc.                                     107,187    4,615,472       0.0%
    ManTech International Corp. Class A                             58,037    3,429,406       0.0%
    Marchex, Inc. Class B                                           65,059      180,864       0.0%
*   Marin Software, Inc.                                             2,700       19,575       0.0%
#   Marvell Technology Group, Ltd.                                 473,422    9,496,845       0.1%
    Mastercard, Inc. Class A                                       700,725  124,918,246       0.6%
#*  Match Group, Inc.                                               64,297    3,029,675       0.0%
    Maxim Integrated Products, Inc.                                193,944   10,569,948       0.1%
    MAXIMUS, Inc.                                                  134,571    9,101,037       0.1%
#*  MaxLinear, Inc.                                                 80,649    1,800,892       0.0%
#*  Maxwell Technologies, Inc.                                      30,742      157,706       0.0%
#*  Meet Group, Inc.(The)                                           55,452      131,976       0.0%
#   Mesa Laboratories, Inc.                                          4,842      814,957       0.0%
    Methode Electronics, Inc.                                       76,679    3,059,492       0.0%
#   Microchip Technology, Inc.                                     166,167   13,901,531       0.1%
*   Micron Technology, Inc.                                      1,303,110   59,916,998       0.3%
*   Microsemi Corp.                                                232,076   15,012,996       0.1%
    Microsoft Corp.                                              5,151,344  481,753,691       2.2%
*   MicroStrategy, Inc. Class A                                     18,238    2,324,615       0.0%
    MKS Instruments, Inc.                                          106,828   10,939,187       0.1%
*   MoneyGram International, Inc.                                   47,724      417,108       0.0%
#   Monolithic Power Systems, Inc.                                  42,731    5,003,800       0.0%
    Monotype Imaging Holdings, Inc.                                 63,421    1,404,775       0.0%
    Motorola Solutions, Inc.                                       103,158   11,329,843       0.1%
    MTS Systems Corp.                                               34,038    1,729,130       0.0%
*   Nanometrics, Inc.                                               44,106    1,094,711       0.0%
#*  Napco Security Technologies, Inc.                               21,110      225,877       0.0%
    National Instruments Corp.                                     159,351    6,515,862       0.0%
#*  NCR Corp.                                                      280,538    8,632,154       0.0%
#*  NeoPhotonics Corp.                                              73,915      379,923       0.0%
    NetApp, Inc.                                                   297,563   19,811,745       0.1%
*   NETGEAR, Inc.                                                   65,563    3,625,634       0.0%
#*  Netscout Systems, Inc.                                         193,229    5,246,167       0.0%
#*  NetSol Technologies, Inc.                                        4,527       20,598       0.0%
    Network-1 Technologies, Inc.                                    20,692       57,607       0.0%
*   New Relic, Inc.                                                 23,978    1,675,822       0.0%
    NIC, Inc.                                                       85,705    1,272,719       0.0%
#*  Novanta, Inc.                                                   69,956    4,113,413       0.0%
*   Nuance Communications, Inc.                                    536,852    7,902,461       0.0%
*   Nutanix, Inc. Class A                                           54,489    2,756,599       0.0%
    NVE Corp.                                                        5,036      425,895       0.0%
    NVIDIA Corp.                                                   392,995   88,384,576       0.4%
*   Oclaro, Inc.                                                   209,772    1,661,394       0.0%
#*  Okta, Inc.                                                      34,689    1,485,036       0.0%
*   ON Semiconductor Corp.                                         740,416   16,348,385       0.1%
*   Optical Cable Corp.                                              3,696       10,349       0.0%
    Oracle Corp.                                                 1,422,583   64,969,366       0.3%
#*  OSI Systems, Inc.                                               34,722    2,222,902       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   Palo Alto Networks, Inc.                                      28,589 $ 5,503,668       0.0%
*   PAR Technology Corp.                                          24,070     343,960       0.0%
    Park Electrochemical Corp.                                    34,412     586,036       0.0%
    Paychex, Inc.                                                261,314  15,827,789       0.1%
#*  Paycom Software, Inc.                                         89,925  10,270,334       0.1%
*   Paylocity Holding Corp.                                       53,641   2,930,408       0.0%
*   PayPal Holdings, Inc.                                        454,110  33,881,147       0.2%
    PC Connection, Inc.                                           33,890     904,524       0.0%
    PC-Tel, Inc.                                                  13,527      96,718       0.0%
#*  PCM, Inc.                                                     14,146     183,191       0.0%
#*  PDF Solutions, Inc.                                           49,168     548,223       0.0%
    Pegasystems, Inc.                                             95,061   5,803,474       0.0%
*   Perceptron, Inc.                                               8,835      77,660       0.0%
*   Perficient, Inc.                                              93,678   2,316,657       0.0%
#*  PFSweb, Inc.                                                  29,497     274,027       0.0%
#*  Photronics, Inc.                                             163,238   1,248,771       0.0%
*   Pixelworks, Inc.                                              33,493     143,350       0.0%
    Plantronics, Inc.                                             64,844   4,224,587       0.0%
*   Plexus Corp.                                                  73,775   4,045,821       0.0%
    Power Integrations, Inc.                                      46,707   3,166,735       0.0%
*   PRGX Global, Inc.                                             32,938     322,792       0.0%
    Progress Software Corp.                                       85,388   3,153,379       0.0%
#*  Proofpoint, Inc.                                              22,867   2,696,934       0.0%
*   PTC, Inc.                                                     78,435   6,459,122       0.0%
#*  Pure Storage, Inc. Class A                                    76,402   1,545,612       0.0%
    QAD, Inc. Class A                                             14,038     630,306       0.0%
    QAD, Inc. Class B                                              1,959      67,468       0.0%
#*  Qorvo, Inc.                                                  118,473   7,985,080       0.0%
    QUALCOMM, Inc.                                               975,542  49,762,397       0.2%
#*  Qualys, Inc.                                                  45,374   3,491,529       0.0%
*   QuinStreet, Inc.                                              39,716     446,408       0.0%
*   Qumu Corp.                                                     6,460      11,886       0.0%
*   Rambus, Inc.                                                 207,087   2,795,675       0.0%
*   RealNetworks, Inc.                                           129,142     461,037       0.0%
#*  RealPage, Inc.                                               113,065   6,048,978       0.0%
#*  Red Hat, Inc.                                                108,478  17,688,423       0.1%
    Reis, Inc.                                                    18,136     380,856       0.0%
    Relm Wireless Corp.                                            4,154      15,764       0.0%
    RF Industries, Ltd.                                            4,931      27,860       0.0%
*   Rhythmone P.L.C.                                              21,017      68,003       0.0%
*   Ribbon Communications, Inc.                                  129,152     751,665       0.0%
    Richardson Electronics, Ltd.                                   9,355      86,721       0.0%
#*  RingCentral, Inc. Class A                                     31,211   2,092,698       0.0%
*   Rogers Corp.                                                  35,315   3,768,111       0.0%
*   Rosetta Stone, Inc.                                           33,436     465,095       0.0%
*   Rubicon Project, Inc. (The)                                   15,761      34,359       0.0%
*   Rudolph Technologies, Inc.                                    61,205   1,551,547       0.0%
#   Sabre Corp.                                                  513,186  10,592,159       0.1%
*   salesforce.com, Inc.                                         128,063  15,494,342       0.1%
*   Sanmina Corp.                                                157,130   4,635,335       0.0%
*   ScanSource, Inc.                                              52,640   1,805,552       0.0%
    Science Applications International Corp.                      99,595   8,544,255       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   Seachange International, Inc.                                 86,843 $   273,555       0.0%
#   Seagate Technology P.L.C.                                    284,827  16,488,635       0.1%
*   Semtech Corp.                                                128,584   5,053,351       0.0%
#*  ServiceNow, Inc.                                              50,177   8,336,407       0.0%
*   ServiceSource International, Inc.                             21,415      81,163       0.0%
#*  Shutterstock, Inc.                                            52,229   2,200,930       0.0%
#*  Sigma Designs, Inc.                                           69,199     435,954       0.0%
*   Silicon Laboratories, Inc.                                    47,208   4,385,623       0.0%
    Skyworks Solutions, Inc.                                     200,515  17,396,681       0.1%
*   SMTC Corp.                                                    10,077      23,278       0.0%
#*  SolarEdge Technologies, Inc.                                  93,748   4,935,832       0.0%
#*  Splunk, Inc.                                                  35,652   3,659,678       0.0%
    SS&C Technologies Holdings, Inc.                             220,780  10,961,727       0.1%
*   Stamps.com, Inc.                                              39,336   8,958,774       0.1%
#*  StarTek, Inc.                                                 26,723     236,231       0.0%
*   Steel Connect, Inc.                                           93,781     182,873       0.0%
#*  Stratasys, Ltd.                                              117,442   2,251,363       0.0%
#*  SunPower Corp.                                                74,022     631,408       0.0%
#*  Super Micro Computer, Inc.                                   107,614   1,904,768       0.0%
*   Support.com, Inc.                                              8,300      22,493       0.0%
*   Sykes Enterprises, Inc.                                       94,123   2,706,977       0.0%
    Symantec Corp.                                               307,179   8,536,504       0.0%
#*  Synacor, Inc.                                                  9,103      15,930       0.0%
#*  Synaptics, Inc.                                               71,892   3,128,740       0.0%
#*  Synchronoss Technologies, Inc.                                69,499     778,389       0.0%
    SYNNEX Corp.                                                  83,798   8,394,046       0.0%
*   Synopsys, Inc.                                               110,791   9,473,738       0.1%
#*  Syntel, Inc.                                                 139,336   4,024,024       0.0%
    Systemax, Inc.                                                54,059   1,699,074       0.0%
#*  Tableau Software, Inc. Class A                                57,800   4,915,890       0.0%
*   Take-Two Interactive Software, Inc.                          144,591  14,417,169       0.1%
    TE Connectivity, Ltd.                                        220,498  20,230,692       0.1%
*   Tech Data Corp.                                               82,280   6,273,850       0.0%
*   TechTarget, Inc.                                              22,585     470,897       0.0%
*   Telaria, Inc.                                                 57,058     239,644       0.0%
*   Telenav, Inc.                                                 57,056     293,838       0.0%
#*  Teradata Corp.                                               260,120  10,644,110       0.1%
    Teradyne, Inc.                                               305,204   9,934,390       0.1%
    Tessco Technologies, Inc.                                     14,267     251,813       0.0%
    Texas Instruments, Inc.                                      718,388  72,866,095       0.3%
#   TiVo Corp.                                                   223,612   3,164,110       0.0%
    Total System Services, Inc.                                  177,644  14,932,755       0.1%
    TransAct Technologies, Inc.                                    6,492      79,202       0.0%
    Travelport Worldwide, Ltd.                                   211,458   3,624,390       0.0%
#*  Travelzoo                                                      2,163      24,766       0.0%
*   Trimble, Inc.                                                188,873   6,535,006       0.0%
*   Trio Tech International                                        1,525       8,266       0.0%
    TSR, Inc.                                                        210       1,113       0.0%
    TTEC Holdings, Inc.                                           77,397   2,476,704       0.0%
#*  TTM Technologies, Inc.                                       223,697   3,118,336       0.0%
*   Twitter, Inc.                                                418,481  12,684,159       0.1%
#*  Tyler Technologies, Inc.                                      26,725   5,850,637       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Information Technology -- (Continued)
#*  Ubiquiti Networks, Inc.                                        132,400 $    9,434,824       0.1%
#*  Ultimate Software Group, Inc. (The)                             21,920      5,259,046       0.0%
*   Ultra Clean Holdings, Inc.                                      85,114      1,490,346       0.0%
#*  Unisys Corp.                                                    67,045        750,904       0.0%
#   Universal Display Corp.                                         61,735      5,435,767       0.0%
*   VASCO Data Security International, Inc.                         63,069        977,570       0.0%
*   Veeco Instruments, Inc.                                        103,613      1,600,821       0.0%
*   VeriFone Systems, Inc.                                         186,650      4,294,817       0.0%
*   Verint Systems, Inc.                                           105,636      4,447,276       0.0%
#*  VeriSign, Inc.                                                  58,937      6,920,383       0.0%
    Versum Materials, Inc.                                         183,418      6,452,645       0.0%
#*  ViaSat, Inc.                                                    88,635      5,670,867       0.0%
*   Viavi Solutions, Inc.                                          357,972      3,382,835       0.0%
*   Virtusa Corp.                                                   61,139      2,943,231       0.0%
#   Visa, Inc. Class A                                           1,135,441    144,064,754       0.7%
#   Vishay Intertechnology, Inc.                                   270,925      4,781,826       0.0%
*   Vishay Precision Group, Inc.                                    19,985        565,576       0.0%
#*  VMware, Inc. Class A                                            21,646      2,884,546       0.0%
    Wayside Technology Group, Inc.                                   4,700         64,625       0.0%
*   Web.com Group, Inc.                                            134,008      2,492,549       0.0%
*   Westell Technologies, Inc. Class A                               3,500         10,745       0.0%
    Western Digital Corp.                                          222,792     17,553,782       0.1%
#   Western Union Co. (The)                                        423,281      8,359,800       0.0%
#*  WEX, Inc.                                                       74,225     12,018,512       0.1%
*   Wireless Telecom Group, Inc.                                    10,217         23,193       0.0%
#*  Workday, Inc. Class A                                           30,679      3,829,966       0.0%
*   Worldpay, Inc. Class A                                         141,537     11,495,635       0.1%
*   Xcerra Corp.                                                   101,217      1,222,701       0.0%
    Xerox Corp.                                                    362,305     11,394,492       0.1%
    Xilinx, Inc.                                                   188,062     12,081,103       0.1%
*   XO Group, Inc.                                                  42,566        922,831       0.0%
#   Xperi Corp.                                                     86,195      1,896,290       0.0%
#*  Yelp, Inc.                                                      65,716      2,947,363       0.0%
*   Zebra Technologies Corp. Class A                               138,103     18,620,428       0.1%
*   Zedge, Inc. Class B                                             13,473         56,991       0.0%
*   Zendesk, Inc.                                                   44,709      2,179,564       0.0%
#*  Zillow Group, Inc. Class A                                      61,733      2,986,025       0.0%
#*  Zillow Group, Inc. Class C                                      96,804      4,694,026       0.0%
*   Zix Corp.                                                       61,620        311,181       0.0%
*   Zynga, Inc. Class A                                          1,330,667      4,590,801       0.0%
                                                                           --------------      ----
Total Information Technology                                                4,780,808,627      21.4%
                                                                           --------------      ----
Materials -- (4.2%)
    A Schulman, Inc.                                                47,725      2,047,402       0.0%
*   AdvanSix, Inc.                                                  82,323      2,948,810       0.0%
    Air Products & Chemicals, Inc.                                 106,139     17,225,298       0.1%
#*  AK Steel Holding Corp.                                         504,843      2,317,229       0.0%
#   Albemarle Corp.                                                126,225     12,238,776       0.1%
*   Alcoa Corp.                                                    305,708     15,652,250       0.1%
#*  Allegheny Technologies, Inc.                                   200,768      5,334,406       0.0%
*   American Biltrite, Inc.                                             17          8,781       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
    American Vanguard Corp.                                         53,841 $ 1,160,274       0.0%
#   Ampco-Pittsburgh Corp.                                          24,691     243,206       0.0%
    AptarGroup, Inc.                                               119,945  11,214,857       0.1%
#   Ashland Global Holdings, Inc.                                  103,174   6,828,055       0.0%
    Avery Dennison Corp.                                           121,392  12,723,096       0.1%
*   Axalta Coating Systems, Ltd.                                   304,326   9,403,673       0.1%
#   Balchem Corp.                                                   51,496   4,544,007       0.0%
#   Ball Corp.                                                     307,011  12,308,071       0.1%
    Bemis Co., Inc.                                                205,396   8,887,485       0.1%
*   Berry Global Group, Inc.                                       166,395   9,151,725       0.1%
    Boise Cascade Co.                                               85,391   3,552,266       0.0%
    Cabot Corp.                                                    126,488   7,065,620       0.0%
#   Carpenter Technology Corp.                                     102,594   5,464,156       0.0%
    Celanese Corp. Series A                                        155,423  16,889,817       0.1%
*   Century Aluminum Co.                                           197,146   3,444,141       0.0%
#   CF Industries Holdings, Inc.                                   329,929  12,801,245       0.1%
    Chase Corp.                                                     19,734   2,210,208       0.0%
    Chemours Co. (The)                                             216,580  10,484,638       0.1%
*   Clearwater Paper Corp.                                          35,395     837,092       0.0%
#*  Cleveland-Cliffs, Inc.                                         482,214   3,578,028       0.0%
*   Coeur Mining, Inc.                                             399,297   3,022,678       0.0%
    Commercial Metals Co.                                          262,248   5,509,830       0.0%
#   Compass Minerals International, Inc.                            70,197   4,724,258       0.0%
*   Contango ORE, Inc.                                                 833      20,309       0.0%
    Core Molding Technologies, Inc.                                 12,521     194,076       0.0%
*   Crown Holdings, Inc.                                           130,634   6,510,799       0.0%
    Domtar Corp.                                                   138,380   6,074,882       0.0%
    DowDuPont, Inc.                                              1,302,048  82,341,516       0.4%
    Eagle Materials, Inc.                                           97,681   9,666,512       0.1%
    Eastman Chemical Co.                                           253,864  25,914,437       0.1%
#   Ecolab, Inc.                                                   149,649  21,664,686       0.1%
*   Ferro Corp.                                                    174,620   3,843,386       0.0%
*   Ferroglobe P.L.C.                                              276,176   3,120,789       0.0%
#*  Flotek Industries, Inc.                                        157,642     562,782       0.0%
    FMC Corp.                                                      102,368   8,161,801       0.0%
    Freeport-McMoRan, Inc.                                       1,714,685  26,080,359       0.1%
    Friedman Industries, Inc.                                        5,521      33,954       0.0%
    FutureFuel Corp.                                                58,339     682,566       0.0%
*   GCP Applied Technologies, Inc.                                 110,854   3,175,967       0.0%
#   Gold Resource Corp.                                             89,451     453,517       0.0%
    Graphic Packaging Holding Co.                                  923,497  13,206,007       0.1%
#   Greif, Inc. Class A                                             63,374   3,708,646       0.0%
    Greif, Inc. Class B                                             16,238   1,022,182       0.0%
    Hawkins, Inc.                                                   23,658     768,885       0.0%
    Haynes International, Inc.                                      26,644   1,113,986       0.0%
#   HB Fuller Co.                                                  107,895   5,337,566       0.0%
    Hecla Mining Co.                                               866,400   3,318,312       0.0%
    Huntsman Corp.                                                 581,046  17,297,739       0.1%
*   Ingevity Corp.                                                  65,136   5,004,399       0.0%
    Innophos Holdings, Inc.                                         42,873   1,774,085       0.0%
    Innospec, Inc.                                                  47,974   3,487,710       0.0%
    International Flavors & Fragrances, Inc.                        56,870   8,033,456       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Materials -- (Continued)
    International Paper Co.                                      342,958 $17,682,914       0.1%
*   Intrepid Potash, Inc.                                        264,936   1,200,160       0.0%
    Kaiser Aluminum Corp.                                         20,375   2,007,752       0.0%
    KapStone Paper and Packaging Corp.                           230,683   7,940,109       0.0%
    KMG Chemicals, Inc.                                           29,580   1,818,874       0.0%
*   Koppers Holdings, Inc.                                        40,044   1,753,927       0.0%
*   Kraton Corp.                                                  86,064   3,930,543       0.0%
#   Kronos Worldwide, Inc.                                       133,479   3,075,356       0.0%
    Louisiana-Pacific Corp.                                      327,256   9,271,162       0.1%
#*  LSB Industries, Inc.                                          47,327     261,718       0.0%
    LyondellBasell Industries NV Class A                         237,900  25,153,167       0.1%
#   Martin Marietta Materials, Inc.                               63,571  12,381,724       0.1%
    Materion Corp.                                                44,374   2,251,980       0.0%
#   McEwen Mining, Inc.                                          136,545     284,014       0.0%
    Mercer International, Inc.                                   142,360   1,907,624       0.0%
    Minerals Technologies, Inc.                                   75,218   5,193,803       0.0%
    Monsanto Co.                                                 249,633  31,296,489       0.2%
    Mosaic Co. (The)                                             273,725   7,376,889       0.0%
    Myers Industries, Inc.                                        95,747   2,230,905       0.0%
    Neenah, Inc.                                                  40,887   3,189,186       0.0%
#   NewMarket Corp.                                               22,959   8,714,088       0.1%
    Newmont Mining Corp.                                         414,440  16,283,348       0.1%
    Northern Technologies International Corp.                      4,180     124,773       0.0%
#   Nucor Corp.                                                  402,750  24,817,455       0.1%
    Olin Corp.                                                   386,022  11,654,004       0.1%
    Olympic Steel, Inc.                                           25,789     604,752       0.0%
*   OMNOVA Solutions, Inc.                                        88,682     966,634       0.0%
#*  Owens-Illinois, Inc.                                         397,530   8,081,785       0.0%
    Packaging Corp. of America                                   156,095  18,058,631       0.1%
    PH Glatfelter Co.                                             81,926   1,711,434       0.0%
#*  Platform Specialty Products Corp.                            482,349   4,857,254       0.0%
    PolyOne Corp.                                                204,255   8,548,072       0.0%
#   PPG Industries, Inc.                                         155,784  16,494,410       0.1%
    Praxair, Inc.                                                174,232  26,573,865       0.1%
    Quaker Chemical Corp.                                         21,876   3,215,553       0.0%
#   Rayonier Advanced Materials, Inc.                             99,992   2,139,829       0.0%
    Reliance Steel & Aluminum Co.                                140,625  12,363,750       0.1%
*   Resolute Forest Products, Inc.                                15,101     149,500       0.0%
#   Royal Gold, Inc.                                              98,036   8,705,597       0.0%
    RPM International, Inc.                                      264,649  12,782,547       0.1%
#*  Ryerson Holding Corp.                                         66,324     666,556       0.0%
#   Schnitzer Steel Industries, Inc. Class A                      62,137   1,829,935       0.0%
    Schweitzer-Mauduit International, Inc.                        68,134   2,659,270       0.0%
#   Scotts Miracle-Gro Co. (The)                                 143,379  11,983,617       0.1%
#   Sealed Air Corp.                                             180,079   7,896,464       0.0%
    Sensient Technologies Corp.                                   76,488   5,097,925       0.0%
    Sherwin-Williams Co. (The)                                    55,080  20,250,713       0.1%
    Silgan Holdings, Inc.                                        272,120   7,638,408       0.0%
    Sonoco Products Co.                                          224,838  11,547,680       0.1%
#   Southern Copper Corp.                                         72,234   3,814,678       0.0%
    Steel Dynamics, Inc.                                         438,405  19,644,928       0.1%
    Stepan Co.                                                    49,553   3,484,567       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Materials -- (Continued)
#*  Summit Materials, Inc. Class A                               205,207 $  5,774,525       0.0%
*   SunCoke Energy, Inc.                                         202,570    2,327,529       0.0%
    Synalloy Corp.                                                13,458      232,150       0.0%
#*  TimkenSteel Corp.                                            122,710    2,060,301       0.0%
*   Trecora Resources                                             27,693      358,624       0.0%
    Tredegar Corp.                                                22,811      401,474       0.0%
    Trinseo SA                                                   109,697    8,002,396       0.0%
    Tronox, Ltd. Class A                                         176,435    3,031,153       0.0%
*   UFP Technologies, Inc.                                         4,105      136,491       0.0%
    United States Lime & Minerals, Inc.                            9,696      724,485       0.0%
#   United States Steel Corp.                                    335,327   11,344,112       0.1%
*   Universal Stainless & Alloy Products, Inc.                    14,397      422,408       0.0%
#*  US Concrete, Inc.                                             38,889    2,273,062       0.0%
#   Valhi, Inc.                                                   66,024      547,999       0.0%
#   Valvoline, Inc.                                              344,015    6,976,624       0.0%
*   Verso Corp. Class A                                           38,962      703,654       0.0%
#   Vulcan Materials Co.                                         125,232   13,987,162       0.1%
#   Warrior Met Coal, Inc.                                        20,027      465,628       0.0%
#   Westlake Chemical Corp.                                      111,787   11,957,855       0.1%
    WestRock Co.                                                 190,881   11,292,520       0.1%
#   Worthington Industries, Inc.                                 134,847    6,004,737       0.0%
    WR Grace & Co.                                                98,122    6,715,470       0.0%
                                                                         ------------       ---
Total Materials                                                           995,707,366       4.5%
                                                                         ------------       ---
Real Estate -- (0.3%)
    Alexander & Baldwin, Inc.                                    153,885    3,523,966       0.0%
#*  Altisource Asset Management Corp.                                909       59,994       0.0%
#*  Altisource Portfolio Solutions SA                             24,863      680,749       0.0%
    Capital Properties, Inc. Class A                                 600        8,724       0.0%
*   CBRE Group, Inc. Class A                                     325,871   14,765,215       0.1%
    CKX Lands, Inc.                                                  743        7,727       0.0%
#   Consolidated-Tomoka Land Co.                                   9,144      562,539       0.0%
#*  Forestar Group, Inc.                                           7,963      173,593       0.0%
*   FRP Holdings, Inc.                                            13,977      803,678       0.0%
    Griffin Industrial Realty, Inc.                                3,758      139,422       0.0%
    HFF, Inc. Class A                                            121,777    4,279,244       0.0%
#*  Howard Hughes Corp. (The)                                     72,665    9,831,574       0.1%
*   InterGroup Corp. (The)                                           200        5,100       0.0%
    Jones Lang LaSalle, Inc.                                      82,024   13,903,888       0.1%
#   Kennedy-Wilson Holdings, Inc.                                285,026    5,401,243       0.0%
#*  Marcus & Millichap, Inc.                                      84,615    2,890,448       0.0%
#*  Maui Land & Pineapple Co., Inc.                               14,194      151,166       0.0%
    PotlatchDeltic Corp.                                          28,256    1,465,074       0.0%
*   Rafael Holdings, Inc. Class B                                 23,666      194,061       0.0%
    RE/MAX Holdings, Inc. Class A                                 32,972    1,785,434       0.0%
#   Realogy Holdings Corp.                                       280,851    6,967,913       0.0%
#   RMR Group, Inc. (The) Class A                                 15,537    1,155,953       0.0%
#*  St Joe Co. (The)                                             114,941    1,982,732       0.0%
*   Stratus Properties, Inc.                                      13,782      430,688       0.0%
#*  Tejon Ranch Co.                                               61,601    1,498,752       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Real Estate -- (Continued)
*   Trinity Place Holdings, Inc.                                       892 $      5,843       0.0%
                                                                           ------------       ---
Total Real Estate                                                            72,674,720       0.3%
                                                                           ------------       ---
Telecommunication Services -- (1.8%)
*   Alaska Communications Systems Group, Inc.                       54,548       80,186       0.0%
    AT&T, Inc.                                                   5,436,136  177,761,647       0.8%
    ATN International, Inc.                                         37,637    1,994,761       0.0%
*   Boingo Wireless, Inc.                                           84,300    1,977,678       0.0%
#   CenturyLink, Inc.                                            1,295,601   24,072,267       0.1%
#*  Cincinnati Bell, Inc.                                           78,883    1,195,077       0.0%
#   Cogent Communications Holdings, Inc.                            84,378    3,978,423       0.0%
#   Consolidated Communications Holdings, Inc.                     184,963    2,090,082       0.0%
#   Frontier Communications Corp.                                   51,423      426,811       0.0%
    IDT Corp. Class B                                               47,332      256,539       0.0%
#*  Iridium Communications, Inc.                                    57,785      687,642       0.0%
#*  ORBCOMM, Inc.                                                  107,972      973,907       0.0%
#   Shenandoah Telecommunications Co.                              122,487    4,623,884       0.0%
    Spok Holdings, Inc.                                             24,009      357,734       0.0%
#*  Sprint Corp.                                                   736,287    4,130,570       0.0%
*   T-Mobile US, Inc.                                              223,702   13,536,208       0.1%
    Telephone & Data Systems, Inc.                                 205,971    5,629,187       0.1%
*   United States Cellular Corp.                                    39,091    1,546,831       0.0%
    Verizon Communications, Inc.                                 3,128,172  154,375,288       0.7%
*   Vonage Holdings Corp.                                          313,081    3,500,246       0.0%
#   Windstream Holdings, Inc.                                      321,765      498,736       0.0%
*   Zayo Group Holdings, Inc.                                      353,756   12,841,343       0.1%
                                                                           ------------       ---
Total Telecommunication Services                                            416,535,047       1.9%
                                                                           ------------       ---
Utilities -- (2.4%)
#   AES Corp.                                                      591,591    7,241,074       0.0%
    ALLETE, Inc.                                                    88,907    6,793,384       0.0%
#   Alliant Energy Corp.                                           168,806    7,250,218       0.0%
    Ameren Corp.                                                   156,693    9,185,344       0.1%
    American Electric Power Co., Inc.                              223,245   15,622,685       0.1%
    American States Water Co.                                       62,676    3,492,307       0.0%
    American Water Works Co., Inc.                                 103,015    8,919,039       0.0%
#   Aqua America, Inc.                                             299,678   10,533,682       0.1%
    Artesian Resources Corp. Class A                                12,735      487,750       0.0%
#   Atlantica Yield PLC                                            174,173    3,499,136       0.0%
    Atmos Energy Corp.                                             110,596    9,609,686       0.1%
#   Avangrid, Inc.                                                  72,795    3,837,024       0.0%
    Avista Corp.                                                   102,979    5,340,491       0.0%
#   Black Hills Corp.                                               94,755    5,370,713       0.0%
    California Water Service Group                                  85,065    3,296,269       0.0%
    CenterPoint Energy, Inc.                                       293,921    7,445,019       0.0%
    Chesapeake Utilities Corp.                                      27,827    2,114,852       0.0%
    CMS Energy Corp.                                               162,183    7,653,416       0.0%
    Connecticut Water Service, Inc.                                 20,571    1,398,828       0.0%
    Consolidated Edison, Inc.                                      135,135   10,828,368       0.1%
    Consolidated Water Co., Ltd.                                    15,890      224,843       0.0%
#   Dominion Energy, Inc.                                          295,204   19,648,778       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Utilities -- (Continued)
    DTE Energy Co.                                               118,155 $12,453,537       0.1%
    Duke Energy Corp.                                            332,283  26,635,805       0.1%
    Edison International                                         143,214   9,383,381       0.1%
#   El Paso Electric Co.                                          71,913   3,671,159       0.0%
    Entergy Corp.                                                102,758   8,384,025       0.0%
    Eversource Energy                                            196,544  11,841,776       0.1%
    Exelon Corp.                                                 425,932  16,900,982       0.1%
#   FirstEnergy Corp.                                            251,792   8,661,645       0.0%
#   Genie Energy, Ltd. Class B                                    29,963     124,646       0.0%
    Great Plains Energy, Inc.                                    340,783  11,153,828       0.1%
#   Hawaiian Electric Industries, Inc.                           189,456   6,572,229       0.0%
#   IDACORP, Inc.                                                 88,451   8,225,943       0.0%
    MDU Resources Group, Inc.                                    343,412   9,673,916       0.1%
#   MGE Energy, Inc.                                              60,585   3,516,959       0.0%
    Middlesex Water Co.                                           31,992   1,332,787       0.0%
#   National Fuel Gas Co.                                        150,700   7,738,445       0.0%
#   New Jersey Resources Corp.                                   151,802   6,277,013       0.0%
    NextEra Energy, Inc.                                         223,912  36,701,416       0.2%
#   NiSource, Inc.                                               311,786   7,604,460       0.0%
    Northwest Natural Gas Co.                                     50,669   3,106,010       0.0%
    NorthWestern Corp.                                            86,091   4,729,839       0.0%
    NRG Energy, Inc.                                             543,156  16,837,836       0.1%
#   NRG Yield, Inc. Class A                                       60,894   1,072,343       0.0%
#   NRG Yield, Inc. Class C                                      113,700   2,023,860       0.0%
    OGE Energy Corp.                                             231,673   7,615,091       0.0%
    ONE Gas, Inc.                                                 91,082   6,350,237       0.0%
#   Ormat Technologies, Inc.                                      95,532   5,531,303       0.0%
    Otter Tail Corp.                                              69,801   3,060,774       0.0%
#   Pattern Energy Group, Inc. Class A                           172,755   3,140,686       0.0%
    PG&E Corp.                                                   231,480  10,671,228       0.1%
    Pinnacle West Capital Corp.                                   82,601   6,649,380       0.0%
    PNM Resources, Inc.                                          140,201   5,558,970       0.0%
    Portland General Electric Co.                                155,113   6,589,200       0.0%
    PPL Corp.                                                    301,331   8,768,732       0.0%
    Public Service Enterprise Group, Inc.                        217,041  11,318,688       0.1%
#*  Pure Cycle Corp.                                              22,782     203,899       0.0%
    RGC Resources, Inc.                                            6,338     164,154       0.0%
    SCANA Corp.                                                   86,628   3,185,312       0.0%
#   Sempra Energy                                                102,732  11,485,438       0.1%
    SJW Corp.                                                     36,170   2,186,476       0.0%
#   South Jersey Industries, Inc.                                140,314   4,335,703       0.0%
#   Southern Co. (The)                                           469,644  21,659,981       0.1%
    Southwest Gas Holdings, Inc.                                  82,487   6,020,726       0.0%
#   Spark Energy, Inc. Class A                                    18,700     232,815       0.0%
#   Spire, Inc.                                                   84,249   6,078,565       0.0%
    UGI Corp.                                                    250,035  12,099,194       0.1%
    Unitil Corp.                                                  29,333   1,425,290       0.0%
    Vectren Corp.                                                145,985  10,258,366       0.1%
*   Vistra Energy Corp.                                          492,956  11,264,045       0.1%
#   WEC Energy Group, Inc.                                       193,857  12,461,128       0.1%
    Westar Energy, Inc.                                          168,421   9,125,050       0.1%
    WGL Holdings, Inc.                                            77,603   6,604,015       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS**
                                                                        ----------- --------------- ---------------
Utilities -- (Continued)
           Xcel Energy, Inc.                                                239,387 $    11,212,887        0.1%
           York Water Co. (The)                                              20,352         655,334        0.0%
                                                                                    ---------------      -----
Total Utilities                                                                         580,329,413        2.6%
                                                                                    ---------------      -----
TOTAL COMMON STOCKS                                                                  22,045,954,819       98.9%
                                                                                    ---------------      -----
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
           GCI Liberty, Inc., 5.000%                                         15,532         367,953        0.0%
                                                                                    ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Dyax Corp. Contingent Value Rights                                53,451         180,130        0.0%
(degrees)* Media General, Inc. Contingent Value Rights                       34,446           3,444        0.0%
                                                                                    ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                       183,574        0.0%
                                                                                    ---------------      -----
TOTAL INVESTMENT SECURITIES                                                          22,046,506,346
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
           State Street Institutional U.S. Government Money Market
             Fund, 1.630%                                               237,183,114     237,183,114        1.1%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@       DFA Short Term Investment Fund                               136,862,551   1,583,499,719        7.1%
                                                                                    ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $16,300,248,304)                                $23,867,189,179      107.1%
                                                                                    ===============      =====

At April 30, 2018, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index    1,435    06/15/18  $195,761,763 $189,922,250  $(5,839,513)
                                             ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                      $195,761,763 $189,922,250  $(5,839,513)
                                             ============ ============  ===========

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                ---------------  -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $ 3,513,037,611  $          225   --    $ 3,513,037,836
   Consumer Staples               1,338,894,895              --   --      1,338,894,895
   Energy                         1,232,018,312              --   --      1,232,018,312
   Financials                     3,511,103,275          35,411   --      3,511,138,686
   Health Care                    2,620,833,369              --   --      2,620,833,369
   Industrials                    2,983,976,548              --   --      2,983,976,548
   Information Technology         4,780,808,627              --   --      4,780,808,627
   Materials                        995,707,366              --   --        995,707,366
   Real Estate                       72,674,720              --   --         72,674,720
   Telecommunication Services       416,535,047              --   --        416,535,047
   Utilities                        580,329,413              --   --        580,329,413
Preferred Stocks
   Consumer Discretionary               367,953              --   --            367,953
Rights/Warrants                              --         183,574   --            183,574
Temporary Cash Investments          237,183,114              --   --        237,183,114
Securities Lending Collateral                --   1,583,499,719   --      1,583,499,719
Futures Contracts**                  (5,839,513)             --   --         (5,839,513)
                                ---------------  --------------   --    ---------------
TOTAL                           $22,277,630,737  $1,583,718,929   --    $23,861,349,666
                                ===============  ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                  ------- ------------ ---------------
COMMON STOCKS -- (92.0%)
Consumer Discretionary -- (14.0%)
*   1-800-Flowers.com, Inc. Class A               116,597 $  1,480,782       0.0%
    A.H. Belo Corp. Class A                        49,061      274,742       0.0%
    Aaron's, Inc.                                 205,777    8,595,305       0.0%
#   Abercrombie & Fitch Co. Class A               239,434    6,134,299       0.0%
#   Acushnet Holdings Corp.                        22,472      542,924       0.0%
#   Adient P.L.C.                                 156,028    9,562,956       0.0%
*   Adtalem Global Education, Inc.                210,312   10,010,851       0.1%
#   Advance Auto Parts, Inc.                       84,420    9,661,869       0.1%
*   Amazon.com, Inc.                              205,727  322,195,227       1.3%
#   AMC Entertainment Holdings, Inc. Class A      113,714    1,984,309       0.0%
#*  AMC Networks, Inc. Class A                     88,329    4,593,108       0.0%
    AMCON Distributing Co.                          1,168      107,252       0.0%
#*  America's Car-Mart, Inc.                       29,005    1,545,967       0.0%
*   American Axle & Manufacturing Holdings, Inc.  393,588    6,037,640       0.0%
    American Eagle Outfitters, Inc.               708,266   14,646,941       0.1%
#*  American Outdoor Brands Corp.                 206,427    2,270,697       0.0%
*   American Public Education, Inc.                52,951    2,133,925       0.0%
    Aptiv P.L.C.                                   61,534    5,204,546       0.0%
    Aramark                                       455,604   17,035,034       0.1%
    Ark Restaurants Corp.                           6,216      151,670       0.0%
*   Asbury Automotive Group, Inc.                 107,813    7,228,862       0.0%
#*  Ascena Retail Group, Inc.                     642,234    1,425,759       0.0%
*   Ascent Capital Group, Inc. Class A             34,102      117,993       0.0%
#*  At Home Group, Inc.                           126,615    4,455,582       0.0%
#   Autoliv, Inc.                                 101,573   13,615,861       0.1%
#*  AutoNation, Inc.                              297,776   13,754,273       0.1%
*   AutoZone, Inc.                                  9,128    5,700,619       0.0%
#*  AV Homes, Inc.                                 32,455      540,376       0.0%
*   Ballantyne Strong, Inc.                        29,778      141,448       0.0%
*   Barnes & Noble Education, Inc.                146,974    1,056,743       0.0%
#   Barnes & Noble, Inc.                          235,166    1,305,171       0.0%
    Bassett Furniture Industries, Inc.             14,448      419,714       0.0%
    BBX Capital Corp.                              23,328      232,813       0.0%
#   Beasley Broadcast Group, Inc. Class A          16,899      191,804       0.0%
*   Beazer Homes USA, Inc.                        113,873    1,671,656       0.0%
#   Bed Bath & Beyond, Inc.                       493,975    8,624,803       0.0%
#*  Belmond, Ltd. Class A                         346,688    3,709,562       0.0%
    Best Buy Co., Inc.                            790,787   60,518,929       0.3%
#   Big 5 Sporting Goods Corp.                     53,318      447,871       0.0%
#   Big Lots, Inc.                                230,147    9,769,740       0.1%
*   Biglari Holdings, Inc.                          1,568      536,664       0.0%
#   BJ's Restaurants, Inc.                         85,019    4,748,311       0.0%
    Bloomin' Brands, Inc.                         446,148   10,555,862       0.1%
#*  Bojangles', Inc.                               96,867    1,428,788       0.0%
*   Booking Holdings, Inc.                         22,247   48,453,966       0.2%
#*  Boot Barn Holdings, Inc.                       94,067    1,840,891       0.0%
#   BorgWarner, Inc.                              290,662   14,224,998       0.1%
    Bowl America, Inc. Class A                      3,937       59,094       0.0%
#   Boyd Gaming Corp.                              77,977    2,589,616       0.0%
*   Bravo Brio Restaurant Group, Inc.              59,705      238,820       0.0%
*   Bridgepoint Education, Inc.                   116,596      680,921       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES      VALUE+    OF NET ASSETS**
                                                      --------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Bright Horizons Family Solutions, Inc.              101,625 $  9,642,180       0.1%
#   Brinker International, Inc.                          85,112    3,710,032       0.0%
    Brunswick Corp.                                     269,306   16,126,043       0.1%
#   Buckle, Inc. (The)                                   38,775      893,764       0.0%
#*  Build-A-Bear Workshop, Inc.                          67,264      612,102       0.0%
*   Burlington Stores, Inc.                              59,931    8,141,626       0.0%
#   Cable One, Inc.                                      13,616    8,647,794       0.0%
#*  Caesars Entertainment Corp.                          21,729      246,624       0.0%
*   CafePress, Inc.                                       9,095       13,279       0.0%
    Caleres, Inc.                                       143,544    4,698,195       0.0%
    Callaway Golf Co.                                   279,733    4,828,192       0.0%
*   Cambium Learning Group, Inc.                        103,587    1,050,372       0.0%
#   Camping World Holdings, Inc. Class A                  5,293      151,539       0.0%
    Capella Education Co.                                47,682    4,374,823       0.0%
*   Career Education Corp.                              254,762    3,304,263       0.0%
#*  CarMax, Inc.                                        343,755   21,484,687       0.1%
    Carnival Corp.                                      238,796   15,058,476       0.1%
#   Carriage Services, Inc.                              54,618    1,421,707       0.0%
*   Carrols Restaurant Group, Inc.                      151,163    1,556,979       0.0%
#   Carter's, Inc.                                      121,352   12,174,033       0.1%
    Cato Corp. (The) Class A                             75,157    1,218,295       0.0%
*   Cavco Industries, Inc.                               19,115    3,256,240       0.0%
#   CBS Corp. Class B                                   217,673   10,709,512       0.1%
#   CBS Corp. Class A                                    14,126      699,096       0.0%
#*  Central European Media Enterprises, Ltd. Class A     18,678       79,382       0.0%
*   Century Communities, Inc.                            89,613    2,755,600       0.0%
*   Charter Communications, Inc. Class A                212,965   57,775,275       0.3%
#   Cheesecake Factory, Inc. (The)                      180,742    9,389,547       0.0%
*   Cherokee, Inc.                                       12,360        8,912       0.0%
    Chico's FAS, Inc.                                   491,524    4,880,833       0.0%
#   Children's Place, Inc. (The)                         98,877   12,611,761       0.1%
#*  Chipotle Mexican Grill, Inc.                         16,575    7,016,695       0.0%
    Choice Hotels International, Inc.                    71,356    5,712,048       0.0%
#*  Christopher & Banks Corp.                            66,361       70,343       0.0%
    Churchill Downs, Inc.                                 4,818    1,323,023       0.0%
#*  Chuy's Holdings, Inc.                                58,889    1,684,225       0.0%
#   Cinemark Holdings, Inc.                             414,604   16,240,039       0.1%
    Citi Trends, Inc.                                    47,540    1,456,150       0.0%
*   Clarus Corp.                                         90,465      646,825       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A         55,873      268,190       0.0%
#   Collectors Universe, Inc.                             8,599      134,746       0.0%
    Columbia Sportswear Co.                             152,949   12,696,296       0.1%
    Comcast Corp. Class A                             5,784,188  181,565,661       0.8%
#*  Conn's, Inc.                                         56,833    1,449,242       0.0%
#   Cooper Tire & Rubber Co.                            208,906    5,107,752       0.0%
*   Cooper-Standard Holdings, Inc.                       70,303    8,703,511       0.0%
#   Core-Mark Holding Co., Inc.                         108,676    2,239,812       0.0%
#   Cracker Barrel Old Country Store, Inc.               64,779   10,661,976       0.1%
*   Crocs, Inc.                                         186,295    2,943,461       0.0%
#   Crown Crafts, Inc.                                   22,116      130,484       0.0%
    CSS Industries, Inc.                                  8,600      146,716       0.0%
    Culp, Inc.                                           43,461    1,284,273       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Daily Journal Corp.                           426 $    96,510       0.0%
    Dana, Inc.                                602,666  14,301,264       0.1%
    Darden Restaurants, Inc.                  165,526  15,370,744       0.1%
#*  Dave & Buster's Entertainment, Inc.       168,132   7,143,929       0.0%
*   DavidsTea, Inc.                               410       1,640       0.0%
*   Deckers Outdoor Corp.                     101,871   9,500,489       0.0%
*   Del Frisco's Restaurant Group, Inc.        66,549   1,058,129       0.0%
*   Del Taco Restaurants, Inc.                124,245   1,386,574       0.0%
    Delphi Technologies P.L.C.                130,072   6,296,786       0.0%
*   Delta Apparel, Inc.                        15,491     280,232       0.0%
#*  Denny's Corp.                             151,857   2,659,016       0.0%
#*  Destination Maternity Corp.                23,762      67,484       0.0%
#*  Destination XL Group, Inc.                166,505     283,059       0.0%
#   Dick's Sporting Goods, Inc.               262,198   8,676,132       0.0%
#   Dillard's, Inc. Class A                   112,391   8,378,749       0.0%
#   Dine Brands Global, Inc.                   78,710   6,244,851       0.0%
#*  Discovery, Inc. Class A                   246,474   5,829,110       0.0%
*   Discovery, Inc. Class B                     1,502      53,021       0.0%
#*  Discovery, Inc. Class C                   281,372   6,252,086       0.0%
*   DISH Network Corp. Class A                 55,771   1,871,117       0.0%
*   Dixie Group, Inc. (The)                    32,147      96,441       0.0%
    Dollar General Corp.                      311,470  30,066,199       0.1%
*   Dollar Tree, Inc.                         305,601  29,304,080       0.1%
    Domino's Pizza, Inc.                       40,454   9,778,945       0.1%
#*  Dorman Products, Inc.                     109,885   7,061,210       0.0%
    Dover Motorsports, Inc.                    18,446      37,814       0.0%
    DR Horton, Inc.                           514,908  22,728,039       0.1%
#*  Drive Shack, Inc.                         136,401     740,657       0.0%
#   DSW, Inc. Class A                         253,672   5,656,886       0.0%
#   Dunkin' Brands Group, Inc.                132,664   8,087,197       0.0%
#*  Educational Development Corp.               3,809      92,559       0.0%
#*  El Pollo Loco Holdings, Inc.               46,103     461,030       0.0%
#*  Eldorado Resorts, Inc.                     51,804   2,098,062       0.0%
#   Emerald Expositions Events, Inc.           15,912     306,624       0.0%
*   Emerson Radio Corp.                        26,350      38,471       0.0%
*   Emmis Communications Corp. Class A         19,045      86,845       0.0%
#   Entercom Communications Corp. Class A     227,902   2,313,205       0.0%
    Entravision Communications Corp. Class A  227,920   1,059,828       0.0%
    Escalade, Inc.                             27,467     363,938       0.0%
    Ethan Allen Interiors, Inc.                92,708   2,044,211       0.0%
*   EVINE Live, Inc.                           82,152      95,296       0.0%
#   EW Scripps Co. (The) Class A              164,813   1,834,369       0.0%
#   Expedia Group, Inc.                       126,330  14,545,636       0.1%
#*  Express, Inc.                             296,365   2,323,502       0.0%
    Extended Stay America, Inc.               661,125  12,944,827       0.1%
#*  Famous Dave's of America, Inc.             13,253     108,675       0.0%
#*  Fiesta Restaurant Group, Inc.              72,113   1,514,373       0.0%
#   Finish Line, Inc. (The) Class A           139,054   1,886,963       0.0%
#*  Five Below, Inc.                          106,962   7,552,587       0.0%
    Flanigan's Enterprises, Inc.                1,000      24,950       0.0%
    Flexsteel Industries, Inc.                 10,771     394,865       0.0%
#   Foot Locker, Inc.                         255,692  11,015,211       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Ford Motor Co.                                               4,314,222 $ 48,491,855       0.2%
#*  Fossil Group, Inc.                                              79,097    1,182,500       0.0%
#*  Fox Factory Holding Corp.                                      125,850    4,184,512       0.0%
#*  Francesca's Holdings Corp.                                     164,959      816,547       0.0%
#   Fred's, Inc. Class A                                           124,227      297,524       0.0%
#*  FTD Cos., Inc.                                                  60,874      392,029       0.0%
*   Full House Resorts, Inc.                                        23,954       77,371       0.0%
#*  G-III Apparel Group, Ltd.                                      170,255    6,212,605       0.0%
#*  Gaia, Inc.                                                      15,620      236,643       0.0%
#   GameStop Corp. Class A                                         343,224    4,685,008       0.0%
#   Gannett Co., Inc.                                              379,853    3,673,179       0.0%
#   Gap, Inc. (The)                                                785,913   22,980,096       0.1%
#   Garmin, Ltd.                                                   147,695    8,665,266       0.0%
#*  GCI Liberty, Inc. Class A                                      243,677   10,867,994       0.1%
    General Motors Co.                                           1,628,062   59,814,998       0.3%
#*  Genesco, Inc.                                                   67,652    2,892,123       0.0%
    Gentex Corp.                                                   848,664   19,298,619       0.1%
*   Gentherm, Inc.                                                 126,604    4,279,215       0.0%
    Genuine Parts Co.                                              278,239   24,574,068       0.1%
*   Good Times Restaurants, Inc.                                    14,300       46,475       0.0%
    Goodyear Tire & Rubber Co. (The)                               602,967   15,140,501       0.1%
#*  GoPro, Inc. Class A                                            175,969      890,403       0.0%
    Graham Holdings Co. Class B                                     10,155    6,123,973       0.0%
#*  Grand Canyon Education, Inc.                                   170,995   17,781,770       0.1%
*   Gray Television, Inc.                                          299,241    3,381,423       0.0%
*   Gray Television, Inc. Class A                                    3,160       31,600       0.0%
*   Green Brick Partners, Inc.                                       6,518       65,832       0.0%
    Group 1 Automotive, Inc.                                        66,734    4,361,067       0.0%
#*  Groupon, Inc.                                                1,138,619    5,283,192       0.0%
#   Guess?, Inc.                                                   282,107    6,570,272       0.0%
#   H&R Block, Inc.                                                255,819    7,073,395       0.0%
#*  Habit Restaurants, Inc. (The) Class A                           12,789      129,169       0.0%
    Hamilton Beach Brands Holding Co. Class A                       32,542      724,060       0.0%
#   Hanesbrands, Inc.                                              284,337    5,251,704       0.0%
#   Harley-Davidson, Inc.                                          415,029   17,070,143       0.1%
*   Harte-Hanks, Inc.                                               15,876      139,868       0.0%
    Hasbro, Inc.                                                    54,628    4,812,181       0.0%
#   Haverty Furniture Cos., Inc.                                    65,791    1,194,107       0.0%
    Haverty Furniture Cos., Inc. Class A                             2,523       45,856       0.0%
*   Helen of Troy, Ltd.                                             70,655    6,298,893       0.0%
#*  Hemisphere Media Group, Inc.                                    20,722      225,870       0.0%
#*  Hibbett Sports, Inc.                                            65,261    1,775,099       0.0%
*   Hilton Grand Vacations, Inc.                                   142,978    6,148,054       0.0%
    Hilton Worldwide Holdings, Inc.                                121,601    9,587,023       0.0%
    Home Depot, Inc. (The)                                         604,278  111,670,574       0.5%
#   Hooker Furniture Corp.                                          37,553    1,417,626       0.0%
#*  Horizon Global Corp.                                            56,437      421,584       0.0%
#*  Houghton Mifflin Harcourt Co.                                  389,622    2,649,430       0.0%
    Hyatt Hotels Corp. Class A                                      75,401    5,796,075       0.0%
#*  Iconix Brand Group, Inc.                                       178,231      144,492       0.0%
    ILG, Inc.                                                      304,492   10,392,312       0.1%
*   IMAX Corp.                                                     177,436    4,116,515       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE+    OF NET ASSETS**
                                                             ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*          Installed Building Products, Inc.                 85,113 $ 4,911,020       0.0%
            International Game Technology P.L.C.              89,149   2,520,242       0.0%
#           Interpublic Group of Cos., Inc. (The)            694,699  16,387,949       0.1%
#*          iRobot Corp.                                      59,495   3,472,128       0.0%
*           J Alexander's Holdings, Inc.                      37,108     443,441       0.0%
            Jack in the Box, Inc.                             60,844   5,457,707       0.0%
#*          JAKKS Pacific, Inc.                               27,534      64,705       0.0%
#*          Jamba, Inc.                                       24,893     234,492       0.0%
#*          JC Penney Co., Inc.                              949,228   2,762,253       0.0%
            John Wiley & Sons, Inc. Class A                  145,509   9,596,319       0.1%
            John Wiley & Sons, Inc. Class B                    7,502     506,385       0.0%
            Johnson Outdoors, Inc. Class A                    23,907   1,548,217       0.0%
*           K12, Inc.                                        138,342   2,116,633       0.0%
            KB Home                                          120,600   3,201,930       0.0%
*           Kirkland's, Inc.                                  64,140     679,243       0.0%
#           Kohl's Corp.                                     418,240  25,981,069       0.1%
#*          Kona Grill, Inc.                                  11,997      20,395       0.0%
*           Koss Corp.                                         4,495       8,271       0.0%
            L Brands, Inc.                                    53,144   1,855,257       0.0%
*           La Quinta Holdings, Inc.                         400,069   7,817,348       0.0%
            La-Z-Boy, Inc.                                   162,979   4,693,795       0.0%
*           Lakeland Industries, Inc.                         21,151     273,905       0.0%
#*          Lands' End, Inc.                                  37,689     729,282       0.0%
            Las Vegas Sands Corp.                            164,531  12,065,058       0.1%
#*          Laureate Education, Inc. Class A                   2,362      33,351       0.0%
(degrees)*  Lazare Kaplan International, Inc.                  3,667         516       0.0%
#           LCI Industries                                   104,215   9,931,689       0.1%
            Lear Corp.                                       154,791  28,941,273       0.1%
#*          Lee Enterprises, Inc.                             46,810     110,004       0.0%
#           Leggett & Platt, Inc.                            292,412  11,857,307       0.1%
            Lennar Corp. Class A                             556,112  29,412,764       0.1%
            Lennar Corp. Class B                              41,469   1,770,312       0.0%
#           Libbey, Inc.                                      98,478     563,294       0.0%
#*          Liberty Broadband Corp. Class A                   42,890   3,022,887       0.0%
*           Liberty Broadband Corp. Class B                    1,306      93,020       0.0%
#*          Liberty Broadband Corp. Class C                  154,309  10,938,965       0.1%
*           Liberty Expedia Holdings, Inc. Class A           100,389   4,095,871       0.0%
#*          Liberty Media Corp.-Liberty Braves Class A         9,515     209,045       0.0%
*           Liberty Media Corp.-Liberty Braves Class B           522      12,293       0.0%
#*          Liberty Media Corp.-Liberty Braves Class C        19,527     430,375       0.0%
#*          Liberty Media Corp.-Liberty Formula One Class A   23,788     668,681       0.0%
#*          Liberty Media Corp.-Liberty Formula One Class C   48,819   1,441,137       0.0%
*           Liberty Media Corp.-Liberty SiriusXM Class A      95,152   3,974,499       0.0%
*           Liberty Media Corp.-Liberty SiriusXM Class B       5,224     225,755       0.0%
*           Liberty Media Corp.-Liberty SiriusXM Class C     195,276   8,135,198       0.0%
#           Liberty Tax, Inc.                                 13,925     143,428       0.0%
*           Liberty TripAdvisor Holdings, Inc. Class A       248,395   2,285,234       0.0%
*           Liberty TripAdvisor Holdings, Inc. Class B         1,138      11,437       0.0%
            Lifetime Brands, Inc.                             20,096     239,142       0.0%
*           Lincoln Educational Services Corp.                56,293     105,268       0.0%
#*          Lindblad Expeditions Holdings, Inc.               10,754     117,756       0.0%
#           Lions Gate Entertainment Corp. Class A           140,664   3,501,127       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Lions Gate Entertainment Corp. Class B   192,286 $ 4,426,424       0.0%
#   Lithia Motors, Inc. Class A               92,148   8,833,307       0.0%
#*  Live Nation Entertainment, Inc.          355,758  14,041,768       0.1%
*   LKQ Corp.                                381,999  11,849,609       0.1%
    Lowe's Cos., Inc.                        370,369  30,529,517       0.1%
*   Luby's, Inc.                              70,623     182,207       0.0%
*   Lululemon Athletica, Inc.                 81,208   8,104,558       0.0%
#*  Lumber Liquidators Holdings, Inc.         34,916     840,428       0.0%
*   M/I Homes, Inc.                           73,907   2,252,685       0.0%
    Macy's, Inc.                             717,673  22,298,100       0.1%
*   Madison Square Garden Co. (The) Class A   44,054  10,706,003       0.1%
*   Malibu Boats, Inc. Class A                81,773   2,755,750       0.0%
    Marcus Corp. (The)                        36,010   1,073,098       0.0%
#   Marine Products Corp.                     27,683     419,951       0.0%
*   MarineMax, Inc.                           91,641   1,979,446       0.0%
    Marriott International, Inc. Class A     135,768  18,556,770       0.1%
#   Marriott Vacations Worldwide Corp.        91,900  11,267,859       0.1%
#   Mattel, Inc.                             330,028   4,884,414       0.0%
*   MCBC Holdings, Inc.                        8,028     192,672       0.0%
#*  McClatchy Co. (The) Class A               11,992     113,204       0.0%
    McDonald's Corp.                         283,387  47,450,319       0.2%
    MDC Holdings, Inc.                       198,146   5,748,215       0.0%
#   Meredith Corp.                           156,809   8,122,706       0.0%
*   Meritage Homes Corp.                     131,485   5,851,082       0.0%
    MGM Resorts International                497,634  15,635,660       0.1%
*   Michael Kors Holdings, Ltd.              384,277  26,292,232       0.1%
*   Michaels Cos., Inc. (The)                213,141   3,968,685       0.0%
*   Modine Manufacturing Co.                 173,895   2,990,994       0.0%
*   Mohawk Industries, Inc.                  100,893  21,175,423       0.1%
*   Monarch Casino & Resort, Inc.              6,743     287,656       0.0%
#   Monro, Inc.                              112,938   6,318,881       0.0%
#*  Motorcar Parts of America, Inc.           61,490   1,170,770       0.0%
    Movado Group, Inc.                        38,912   1,535,078       0.0%
*   MSG Networks, Inc. Class A               162,855   3,338,527       0.0%
#*  Murphy USA, Inc.                         175,876  11,004,561       0.1%
    Nathan's Famous, Inc.                      9,487     777,460       0.0%
#   National CineMedia, Inc.                 118,249     676,384       0.0%
*   Nautilus, Inc.                           107,416   1,562,903       0.0%
*   Netflix, Inc.                             50,787  15,868,906       0.1%
*   Nevada Gold & Casinos, Inc.                1,100       2,288       0.0%
*   New Home Co., Inc. (The)                   7,417      74,022       0.0%
    New Media Investment Group, Inc.          72,389   1,200,210       0.0%
#*  New York & Co., Inc.                     197,142     774,768       0.0%
#   New York Times Co. (The) Class A         417,971   9,801,420       0.1%
#   Newell Brands, Inc.                      148,203   4,094,849       0.0%
    News Corp. Class A                       522,614   8,351,372       0.0%
    News Corp. Class B                       257,058   4,177,192       0.0%
#   Nexstar Media Group, Inc. Class A        179,834  11,194,666       0.1%
    NIKE, Inc. Class B                       507,415  34,702,112       0.2%
    Nobility Homes, Inc.                       2,557      57,533       0.0%
#   Nordstrom, Inc.                          206,039  10,417,332       0.1%
*   Norwegian Cruise Line Holdings, Ltd.     286,103  15,297,927       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Nova Lifestyle, Inc.                            11,801 $    20,416       0.0%
#   Nutrisystem, Inc.                               85,368   2,475,672       0.0%
*   NVR, Inc.                                        4,719  14,628,900       0.1%
#*  O'Reilly Automotive, Inc.                       48,826  12,502,874       0.1%
    Office Depot, Inc.                           1,686,841   3,862,866       0.0%
#*  Ollie's Bargain Outlet Holdings, Inc.          118,573   7,375,241       0.0%
#   Omnicom Group, Inc.                            158,703  11,690,063       0.1%
*   Overstock.com, Inc.                             80,691   3,074,327       0.0%
    Oxford Industries, Inc.                         58,392   4,498,520       0.0%
    P&F Industries, Inc. Class A                     2,869      23,239       0.0%
#   Papa John's International, Inc.                 72,472   4,493,264       0.0%
#*  Papa Murphy's Holdings, Inc.                     2,107      10,704       0.0%
#*  Party City Holdco, Inc.                         18,255     287,516       0.0%
    Peak Resorts, Inc.                              30,535     141,988       0.0%
*   Penn National Gaming, Inc.                     100,413   3,043,518       0.0%
#   Penske Automotive Group, Inc.                  287,506  12,966,521       0.1%
*   Perry Ellis International, Inc.                 25,247     655,160       0.0%
#   PetMed Express, Inc.                            39,873   1,334,151       0.0%
#   PICO Holdings, Inc.                             40,315     485,796       0.0%
#   Pier 1 Imports, Inc.                           264,229     589,231       0.0%
*   Pinnacle Entertainment, Inc.                    89,967   2,889,740       0.0%
#*  Planet Fitness, Inc. Class A                   192,198   7,743,657       0.0%
*   Playa Hotels & Resorts NV                       19,315     198,945       0.0%
#   Polaris Industries, Inc.                       155,049  16,252,236       0.1%
#   Pool Corp.                                      69,216   9,607,873       0.1%
#*  Potbelly Corp.                                  77,448     925,504       0.0%
    PulteGroup, Inc.                               623,308  18,923,631       0.1%
    PVH Corp.                                      100,064  15,977,219       0.1%
    QEP Co., Inc.                                      670      18,010       0.0%
*   Qurate Retail Group, Inc. QVC Group Class A    635,038  14,866,240       0.1%
*   Qurate Retail Group, Inc. QVC Group Class B      1,143      27,272       0.0%
#   Ralph Lauren Corp.                              67,278   7,390,488       0.0%
    RCI Hospitality Holdings, Inc.                  15,909     432,566       0.0%
*   Reading International, Inc. Class A             51,844     794,769       0.0%
*   Reading International, Inc. Class B                300       7,508       0.0%
*   Red Lion Hotels Corp.                           49,614     488,698       0.0%
#*  Red Robin Gourmet Burgers, Inc.                 46,476   2,897,779       0.0%
#   Red Rock Resorts, Inc. Class A                 153,369   4,630,210       0.0%
#*  Regis Corp.                                    101,804   1,590,178       0.0%
#   Rent-A-Center, Inc.                            103,534   1,046,729       0.0%
#*  RH                                              79,179   7,557,636       0.0%
    Rocky Brands, Inc.                              11,845     282,503       0.0%
    Ross Stores, Inc.                              179,080  14,478,618       0.1%
    Royal Caribbean Cruises, Ltd.                  180,669  19,546,579       0.1%
    Ruth's Hospitality Group, Inc.                 165,111   4,433,230       0.0%
    Saga Communications, Inc. Class A                5,094     188,987       0.0%
#   Salem Media Group, Inc.                         52,261     164,622       0.0%
#*  Sally Beauty Holdings, Inc.                    280,307   4,846,508       0.0%
    Scholastic Corp.                                72,305   2,993,427       0.0%
#*  Scientific Games Corp. Class A                 105,281   5,611,477       0.0%
#*  Sears Hometown and Outlet Stores, Inc.          17,452      32,286       0.0%
#*  SeaWorld Entertainment, Inc.                   264,825   3,996,209       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Sequential Brands Group, Inc.               4,342 $     8,380       0.0%
#   Service Corp. International               493,717  18,025,608       0.1%
*   ServiceMaster Global Holdings, Inc.       288,322  14,589,093       0.1%
#*  Shake Shack, Inc. Class A                   1,019      48,515       0.0%
*   Shiloh Industries, Inc.                    72,465     602,184       0.0%
#   Shoe Carnival, Inc.                        38,670     942,388       0.0%
#*  Shutterfly, Inc.                          107,747   8,718,887       0.0%
#   Signet Jewelers, Ltd.                     221,222   8,601,111       0.0%
#   Sinclair Broadcast Group, Inc. Class A    266,164   7,545,749       0.0%
#   Sirius XM Holdings, Inc.                  520,537   3,294,999       0.0%
#   Six Flags Entertainment Corp.             121,738   7,698,711       0.0%
*   Skechers U.S.A., Inc. Class A             399,012  11,371,842       0.1%
#*  Skyline Corp.                              10,884     276,236       0.0%
#*  Sleep Number Corp.                        173,427   4,914,921       0.0%
#   Sonic Automotive, Inc. Class A            114,269   2,262,526       0.0%
#   Sonic Corp.                                97,205   2,518,582       0.0%
#*  Sotheby's                                 145,988   7,708,166       0.0%
    Speedway Motorsports, Inc.                120,017   2,118,300       0.0%
#*  Sportsman's Warehouse Holdings, Inc.      112,329     560,522       0.0%
#   Stage Stores, Inc.                         88,805     258,423       0.0%
    Standard Motor Products, Inc.              77,878   3,531,767       0.0%
    Starbucks Corp.                           590,996  34,023,640       0.2%
#   Stein Mart, Inc.                          112,747     231,131       0.0%
    Steven Madden, Ltd.                       199,199   9,611,352       0.1%
*   Stoneridge, Inc.                          107,534   2,831,370       0.0%
    Strattec Security Corp.                     8,355     273,209       0.0%
#   Strayer Education, Inc.                    51,380   5,398,497       0.0%
#   Sturm Ruger & Co., Inc.                    41,089   2,270,167       0.0%
#   Superior Industries International, Inc.    46,522     611,764       0.0%
    Superior Uniform Group, Inc.               39,996   1,072,693       0.0%
*   Sypris Solutions, Inc.                     26,299      37,082       0.0%
    Tailored Brands, Inc.                      93,615   2,953,553       0.0%
*   Tandy Leather Factory, Inc.                25,740     190,476       0.0%
    Tapestry, Inc.                            469,310  25,234,799       0.1%
    Target Corp.                              467,936  33,972,154       0.2%
*   Taylor Morrison Home Corp. Class A        385,855   9,167,915       0.0%
    TEGNA, Inc.                               740,363   7,825,637       0.0%
#*  Tempur Sealy International, Inc.           85,531   3,827,512       0.0%
    Tenneco, Inc.                             173,299   7,744,732       0.0%
#*  Tesla, Inc.                                10,234   3,007,773       0.0%
#   Texas Roadhouse, Inc.                     179,923  11,529,466       0.1%
#   Thor Industries, Inc.                     220,321  23,384,871       0.1%
    Tiffany & Co.                             183,527  18,872,081       0.1%
#   Tile Shop Holdings, Inc.                  118,139     809,252       0.0%
#   Tilly's, Inc. Class A                      15,774     176,827       0.0%
    Time Warner, Inc.                         819,384  77,677,603       0.3%
    TJX Cos., Inc. (The)                      207,392  17,597,211       0.1%
    Toll Brothers, Inc.                       342,258  14,429,597       0.1%
*   TopBuild Corp.                             79,746   6,355,756       0.0%
    Tower International, Inc.                  91,908   2,711,286       0.0%
*   Town Sports International Holdings, Inc.   30,008     279,074       0.0%
    Townsquare Media, Inc. Class A              9,306      70,912       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                  SHARES       VALUE+     OF NET ASSETS**
                                                 --------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Tractor Supply Co.                             191,144 $   12,997,792       0.1%
*   Trans World Entertainment Corp.                  1,798          2,248       0.0%
*   TravelCenters of America LLC                    45,747        166,977       0.0%
#*  TRI Pointe Group, Inc.                         326,148      5,580,392       0.0%
    Tribune Media Co. Class A                       10,447        394,792       0.0%
#*  TripAdvisor, Inc.                              148,549      5,558,704       0.0%
*   tronc, Inc.                                     13,902        255,241       0.0%
#*  Tuesday Morning Corp.                           84,310        299,301       0.0%
    Tupperware Brands Corp.                         80,550      3,589,308       0.0%
    Twenty-First Century Fox, Inc. Class A         767,213     28,049,307       0.1%
    Twenty-First Century Fox, Inc. Class B         393,082     14,178,468       0.1%
#*  Ulta Salon Cosmetics & Fragrance, Inc.          39,676      9,955,105       0.1%
#*  Under Armour, Inc. Class A                     244,886      4,349,175       0.0%
#*  Under Armour, Inc. Class C                     308,027      4,728,214       0.0%
*   Unifi, Inc.                                     38,888      1,151,474       0.0%
#   Unique Fabricating, Inc.                        17,320        161,076       0.0%
#*  Universal Electronics, Inc.                     37,465      1,734,630       0.0%
*   Universal Technical Institute, Inc.             54,991        172,122       0.0%
#*  Urban One, Inc.                                 39,684         73,415       0.0%
*   Urban Outfitters, Inc.                         371,363     14,954,788       0.1%
*   US Auto Parts Network, Inc.                     76,358        137,444       0.0%
#   Vail Resorts, Inc.                              54,128     12,412,092       0.1%
*   Vera Bradley, Inc.                             130,433      1,484,328       0.0%
    VF Corp.                                       147,981     11,967,223       0.1%
#   Viacom, Inc. Class A                             8,444        300,184       0.0%
    Viacom, Inc. Class B                           582,858     17,578,997       0.1%
#*  Vista Outdoor, Inc.                            196,785      3,296,149       0.0%
#*  Visteon Corp.                                  111,275     13,847,061       0.1%
#*  Vitamin Shoppe, Inc.                            75,948        375,943       0.0%
#*  VOXX International Corp.                        59,653        298,265       0.0%
*   Walking Co. Holdings, Inc. (The)                   329             94       0.0%
    Walt Disney Co. (The)                        1,012,945    101,628,772       0.4%
#*  Wayfair, Inc. Class A                           42,533      2,649,806       0.0%
*   Weight Watchers International, Inc.             81,185      5,687,009       0.0%
#   Wendy's Co. (The)                              860,065     14,397,488       0.1%
    Weyco Group, Inc.                               16,535        606,835       0.0%
    Whirlpool Corp.                                116,886     18,111,486       0.1%
#*  William Lyon Homes Class A                     110,932      2,979,634       0.0%
#   Williams-Sonoma, Inc.                          372,360     17,798,808       0.1%
#   Wingstop, Inc.                                  78,649      3,842,790       0.0%
#   Winmark Corp.                                    7,748      1,009,564       0.0%
#   Winnebago Industries, Inc.                     108,413      4,108,853       0.0%
    Wolverine World Wide, Inc.                     266,941      7,997,552       0.0%
#   World Wrestling Entertainment, Inc. Class A     66,546      2,647,865       0.0%
    Wyndham Worldwide Corp.                        144,276     16,477,762       0.1%
    Wynn Resorts, Ltd.                              61,923     11,529,443       0.1%
    Yum! Brands, Inc.                               93,374      8,132,875       0.0%
*   ZAGG, Inc.                                      95,312      1,067,494       0.0%
#*  Zumiez, Inc.                                    83,902      1,963,307       0.0%
                                                           --------------      ----
Total Consumer Discretionary                                3,622,571,122      15.0%
                                                           --------------      ----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                           --------- ----------- ---------------
Consumer Staples -- (5.1%)
#   Alico, Inc.                               22,569 $   728,979       0.0%
*   Alliance One International, Inc.          27,945     584,051       0.0%
    Altria Group, Inc.                     1,147,485  64,385,383       0.3%
#   Andersons, Inc. (The)                     98,277   3,208,744       0.0%
    Archer-Daniels-Midland Co.               386,087  17,520,628       0.1%
#*  Avon Products, Inc.                      632,950   1,601,364       0.0%
#   B&G Foods, Inc.                          254,798   5,796,654       0.0%
#*  Boston Beer Co., Inc. (The) Class A       37,073   8,309,913       0.0%
*   Bridgford Foods Corp.                      8,609     130,426       0.0%
    Brown-Forman Corp. Class A                40,159   2,143,286       0.0%
    Brown-Forman Corp. Class B               209,410  11,735,336       0.1%
    Bunge, Ltd.                              210,174  15,180,868       0.1%
*   Cal-Maine Foods, Inc.                    124,701   6,072,939       0.0%
#   Calavo Growers, Inc.                      46,134   4,322,756       0.0%
#   Campbell Soup Co.                        201,109   8,201,225       0.0%
#   Casey's General Stores, Inc.             148,675  14,362,005       0.1%
*   CCA Industries, Inc.                       5,962      17,885       0.0%
#*  Central Garden & Pet Co.                  39,906   1,496,076       0.0%
*   Central Garden & Pet Co. Class A         129,911   4,611,841       0.0%
#*  Chefs' Warehouse, Inc. (The)              76,760   1,861,430       0.0%
#   Church & Dwight Co., Inc.                161,644   7,467,953       0.0%
#   Clorox Co. (The)                          84,435   9,895,782       0.1%
#   Coca-Cola Bottling Co. Consolidated       32,753   5,515,278       0.0%
    Coca-Cola Co. (The)                    2,039,354  88,120,486       0.4%
*   Coffee Holding Co., Inc.                   5,400      22,410       0.0%
    Colgate-Palmolive Co.                    191,018  12,460,104       0.1%
    Conagra Brands, Inc.                     309,017  11,455,260       0.1%
    Constellation Brands, Inc. Class A        74,288  17,318,761       0.1%
#   Constellation Brands, Inc. Class B         5,100   1,185,750       0.0%
    Costco Wholesale Corp.                   198,478  39,131,922       0.2%
#   Coty, Inc. Class A                       974,025  16,899,334       0.1%
#*  Craft Brew Alliance, Inc.                 46,536     898,145       0.0%
*   Crimson Wine Group, Ltd.                  24,913     227,456       0.0%
*   Cyanotech Corp.                            2,301       9,664       0.0%
#*  Darling Ingredients, Inc.                410,728   7,039,878       0.0%
#   Dean Foods Co.                           349,249   3,007,034       0.0%
    Dr Pepper Snapple Group, Inc.            145,443  17,447,342       0.1%
#*  Edgewell Personal Care Co.               111,844   4,926,728       0.0%
#   Energizer Holdings, Inc.                 121,529   6,970,903       0.0%
    Estee Lauder Cos., Inc. (The) Class A     44,234   6,550,613       0.0%
#*  Farmer Brothers Co.                       40,328   1,143,299       0.0%
#   Flowers Foods, Inc.                      705,237  15,945,409       0.1%
    Fresh Del Monte Produce, Inc.            129,685   6,374,018       0.0%
    General Mills, Inc.                      229,739  10,048,784       0.1%
#*  Hain Celestial Group, Inc. (The)         198,495   5,782,159       0.0%
*   Herbalife Nutrition, Ltd.                126,392  13,363,426       0.1%
    Hershey Co. (The)                         23,910   2,198,285       0.0%
#   Hormel Foods Corp.                       574,133  20,812,321       0.1%
#*  Hostess Brands, Inc.                     225,637   3,170,200       0.0%
*   HRG Group, Inc.                          466,316   5,241,392       0.0%
    Ingles Markets, Inc. Class A              48,537   1,662,392       0.0%
    Ingredion, Inc.                          181,794  22,013,435       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Consumer Staples -- (Continued)
    Inter Parfums, Inc.                          85,209 $ 4,362,701       0.0%
    J&J Snack Foods Corp.                        52,259   7,180,909       0.0%
#   JM Smucker Co. (The)                        141,982  16,197,307       0.1%
    John B. Sanfilippo & Son, Inc.               31,946   1,817,408       0.0%
#   Kellogg Co.                                  72,936   4,295,930       0.0%
    Kimberly-Clark Corp.                         77,380   8,011,925       0.0%
#   Kraft Heinz Co. (The)                       362,822  20,455,904       0.1%
#   Kroger Co. (The)                            595,487  15,000,318       0.1%
    Lamb Weston Holdings, Inc.                   72,788   4,754,512       0.0%
    Lancaster Colony Corp.                       56,416   7,085,285       0.0%
*   Landec Corp.                                 88,461   1,176,531       0.0%
*   Lifevantage Corp.                            19,505      73,924       0.0%
*   Lifeway Foods, Inc.                          21,293     113,066       0.0%
#   Limoneira Co.                                12,666     294,864       0.0%
    Mannatech, Inc.                               4,594      91,650       0.0%
    McCormick & Co., Inc.                         3,330     349,267       0.0%
#   McCormick & Co., Inc. Non-Voting             59,713   6,294,347       0.0%
    Medifast, Inc.                               67,518   6,777,457       0.0%
#   MGP Ingredients, Inc.                        71,438   6,843,046       0.0%
#   Molson Coors Brewing Co. Class A              1,020      69,401       0.0%
    Molson Coors Brewing Co. Class B            261,579  18,634,888       0.1%
    Mondelez International, Inc. Class A        574,940  22,710,130       0.1%
*   Monster Beverage Corp.                      180,203   9,911,165       0.1%
#   National Beverage Corp.                      67,691   5,981,177       0.0%
*   Natural Alternatives International, Inc.     16,951     170,358       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.     62,465     446,625       0.0%
#   Natural Health Trends Corp.                  13,644     253,233       0.0%
    Nature's Sunshine Products, Inc.             23,691     219,142       0.0%
    Nu Skin Enterprises, Inc. Class A           210,393  14,969,462       0.1%
    Ocean Bio-Chem, Inc.                         12,000      40,560       0.0%
    Oil-Dri Corp. of America                     12,072     467,911       0.0%
#*  Orchids Paper Products Co.                   12,261      74,915       0.0%
    PepsiCo, Inc.                               675,464  68,181,336       0.3%
*   Performance Food Group Co.                  238,215   7,730,077       0.0%
    Philip Morris International, Inc.           383,698  31,463,236       0.1%
#*  Pilgrim's Pride Corp.                       267,570   5,779,512       0.0%
    Pinnacle Foods, Inc.                        207,258  12,518,383       0.1%
#*  Post Holdings, Inc.                         251,346  19,999,601       0.1%
#   PriceSmart, Inc.                             81,378   7,128,713       0.0%
#*  Primo Water Corp.                            12,133     158,214       0.0%
    Procter & Gamble Co. (The)                1,360,960  98,451,846       0.4%
#*  Revlon, Inc. Class A                         65,000   1,482,000       0.0%
#*  Rite Aid Corp.                            1,563,782   2,611,516       0.0%
    Rocky Mountain Chocolate Factory, Inc.       12,203     141,677       0.0%
*   S&W Seed Co.                                 20,716      73,542       0.0%
#   Sanderson Farms, Inc.                       111,082  12,347,875       0.1%
    Seaboard Corp.                                1,240   4,968,742       0.0%
*   Seneca Foods Corp. Class A                   24,492     674,755       0.0%
*   Seneca Foods Corp. Class B                    1,999      59,170       0.0%
#*  Smart & Final Stores, Inc.                   23,608     120,401       0.0%
    SpartanNash Co.                              75,787   1,377,808       0.0%
#   Spectrum Brands Holdings, Inc.              110,340   7,955,514       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                   --------- -------------- ---------------
Consumer Staples -- (Continued)
*   Sprouts Farmers Market, Inc.                     473,063 $   11,840,767       0.1%
#*  SUPERVALU, Inc.                                  166,818      2,920,983       0.0%
    Sysco Corp.                                      137,385      8,592,058       0.0%
#*  Tofutti Brands, Inc.                               1,645          3,866       0.0%
#   Tootsie Roll Industries, Inc.                     70,042      1,999,699       0.0%
#*  TreeHouse Foods, Inc.                            120,975      4,657,538       0.0%
    Tyson Foods, Inc. Class A                        381,652     26,753,805       0.1%
*   United Natural Foods, Inc.                       119,661      5,387,138       0.0%
    United-Guardian, Inc.                              4,655         80,764       0.0%
    Universal Corp.                                   82,419      3,877,814       0.0%
*   US Foods Holding Corp.                           336,359     11,496,751       0.1%
*   USANA Health Sciences, Inc.                       93,475      9,866,286       0.1%
#   Vector Group, Ltd.                               224,728      4,382,196       0.0%
#*  Veru, Inc.                                        10,000         19,800       0.0%
#   Village Super Market, Inc. Class A                21,861        594,619       0.0%
    Walgreens Boots Alliance, Inc.                   746,687     49,617,351       0.2%
    Walmart, Inc.                                  1,744,789    154,344,035       0.6%
#   WD-40 Co.                                         33,268      4,388,049       0.0%
#   Weis Markets, Inc.                                60,898      2,802,526       0.0%
*   Willamette Valley Vineyards, Inc.                  5,002         41,517       0.0%
                                                             --------------       ---
Total Consumer Staples                                        1,308,594,510       5.4%
                                                             --------------       ---
Energy -- (5.8%)
*   Abraxas Petroleum Corp.                          211,196        604,021       0.0%
    Adams Resources & Energy, Inc.                     7,057        323,211       0.0%
    Anadarko Petroleum Corp.                         286,189     19,266,243       0.1%
    Andeavor                                         312,729     43,256,675       0.2%
#*  Antero Resources Corp.                           442,965      8,416,335       0.0%
#   Apache Corp.                                     292,772     11,989,013       0.1%
#   Arch Coal, Inc. Class A                           96,194      7,775,361       0.0%
#   Archrock, Inc.                                   108,389      1,170,601       0.0%
*   Ardmore Shipping Corp.                             9,427         75,416       0.0%
*   Aspen Aerogels, Inc.                              61,511        276,800       0.0%
#   Baker Hughes a GE Co.                            216,782      7,827,998       0.0%
*   Barnwell Industries, Inc.                         10,714         20,142       0.0%
*   Basic Energy Services, Inc.                       89,751      1,452,171       0.0%
*   Bonanza Creek Energy, Inc.                        13,293        403,177       0.0%
#   Bristow Group, Inc.                              119,927      1,924,828       0.0%
    Cabot Oil & Gas Corp.                            264,106      6,314,774       0.0%
#*  Callon Petroleum Co.                             700,383      9,742,328       0.0%
#*  CARBO Ceramics, Inc.                              30,729        271,644       0.0%
#*  Carrizo Oil & Gas, Inc.                          280,517      5,629,976       0.0%
#*  Centennial Resource Development, Inc. Class A    505,733      9,356,060       0.0%
    Cheniere Energy Partners L.P. Holdings LLC        29,882        833,708       0.0%
#*  Cheniere Energy, Inc.                            109,205      6,351,363       0.0%
    Chevron Corp.                                  1,188,328    148,671,716       0.6%
    Cimarex Energy Co.                               141,462     14,229,663       0.1%
#*  Clean Energy Fuels Corp.                         365,411        588,312       0.0%
*   Cloud Peak Energy, Inc.                          247,793        790,460       0.0%
*   CNX Resources Corp.                              528,702      7,856,512       0.0%
#*  Concho Resources, Inc.                           124,729     19,608,646       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Energy -- (Continued)
    ConocoPhillips                          654,625 $ 42,877,937       0.2%
*   CONSOL Energy, Inc.                      75,687    2,380,356       0.0%
#*  Contango Oil & Gas Co.                   74,527      277,986       0.0%
#*  Continental Resources, Inc.             191,646   12,660,135       0.1%
#   Core Laboratories NV                     72,138    8,833,298       0.0%
#   CVR Energy, Inc.                         96,029    3,313,001       0.0%
*   Dawson Geophysical Co.                   62,318      448,690       0.0%
#   Delek US Holdings, Inc.                 272,889   12,926,752       0.1%
#*  Denbury Resources, Inc.               1,161,322    3,820,749       0.0%
    Devon Energy Corp.                      358,591   13,027,611       0.1%
    DHT Holdings, Inc.                      193,359      701,893       0.0%
#*  Diamond Offshore Drilling, Inc.         312,849    5,753,293       0.0%
#*  Diamondback Energy, Inc.                 93,415   11,999,157       0.1%
#*  Dorian LPG, Ltd.                         44,004      316,389       0.0%
#*  Dril-Quip, Inc.                         131,492    5,450,343       0.0%
#*  Earthstone Energy, Inc. Class A          29,655      303,371       0.0%
#*  Eclipse Resources Corp.                 186,059      247,458       0.0%
*   Energen Corp.                           153,963   10,075,339       0.1%
*   ENGlobal Corp.                            4,321        3,673       0.0%
#   EnLink Midstream LLC                    202,729    3,010,526       0.0%
#   Ensco P.L.C. Class A                  1,496,740    8,456,581       0.0%
    EOG Resources, Inc.                     247,755   29,277,208       0.1%
#*  EP Energy Corp. Class A                  75,026      138,048       0.0%
    EQT Corp.                               207,358   10,407,298       0.1%
*   Era Group, Inc.                          65,250      688,388       0.0%
    Evolution Petroleum Corp.                64,497      599,822       0.0%
*   Exterran Corp.                          100,988    2,957,939       0.0%
#*  Extraction Oil & Gas, Inc.              102,233    1,443,530       0.0%
    Exxon Mobil Corp.                     3,018,867  234,716,909       1.0%
#*  Forum Energy Technologies, Inc.         369,608    4,657,061       0.0%
#   Frank's International NV                 97,470      681,315       0.0%
#   GasLog, Ltd.                             95,457    1,608,450       0.0%
*   Geospace Technologies Corp.              38,199      402,617       0.0%
*   Goodrich Petroleum Corp.                 17,842      226,415       0.0%
#   Green Plains, Inc.                      139,585    2,596,281       0.0%
    Gulf Island Fabrication, Inc.            45,162      451,620       0.0%
#*  Gulfmark Offshore, Inc.                   3,005      102,170       0.0%
*   Gulfport Energy Corp.                   625,570    5,817,801       0.0%
#*  Halcon Resources Corp.                  364,416    1,956,914       0.0%
    Hallador Energy Co.                      14,703       96,158       0.0%
    Halliburton Co.                         322,328   17,080,161       0.1%
*   Helix Energy Solutions Group, Inc.      495,298    3,823,701       0.0%
#   Helmerich & Payne, Inc.                 157,015   10,920,393       0.1%
#   Hess Corp.                              347,083   19,780,260       0.1%
#*  HighPoint Resources Corp.               289,632    2,001,357       0.0%
    HollyFrontier Corp.                     376,685   22,861,013       0.1%
*   Hornbeck Offshore Services, Inc.         67,568      243,245       0.0%
*   Independence Contract Drilling, Inc.     25,922      118,982       0.0%
#*  International Seaways, Inc.              58,686    1,181,349       0.0%
*   ION Geophysical Corp.                    18,303      527,126       0.0%
#*  Jones Energy, Inc. Class A                2,003        1,320       0.0%
*   Keane Group, Inc.                         3,655       56,835       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Energy -- (Continued)
#*  Key Energy Services, Inc.                     4,982 $    79,861       0.0%
    Kinder Morgan, Inc.                       1,387,021  21,942,672       0.1%
#*  Kosmos Energy, Ltd.                       1,068,376   7,521,367       0.0%
#*  Laredo Petroleum, Inc.                      803,017   8,833,187       0.0%
#*  Lonestar Resources US Inc. Class A           43,537     221,603       0.0%
*   Mammoth Energy Services, Inc.                 9,467     307,488       0.0%
    Marathon Oil Corp.                          888,739  16,219,487       0.1%
    Marathon Petroleum Corp.                    599,359  44,897,983       0.2%
#*  Matador Resources Co.                       314,654  10,301,772       0.1%
*   Matrix Service Co.                           96,631   1,488,117       0.0%
#*  McDermott International, Inc.               954,659   6,300,749       0.0%
*   Midstates Petroleum Co., Inc.                 3,038      42,502       0.0%
*   Mitcham Industries, Inc.                     45,830     149,406       0.0%
#   Murphy Oil Corp.                            515,106  15,509,842       0.1%
#   Nabors Industries, Ltd.                   1,094,477   8,328,970       0.0%
    NACCO Industries, Inc. Class A               16,271     599,586       0.0%
#   National Oilwell Varco, Inc.                483,841  18,710,131       0.1%
*   Natural Gas Services Group, Inc.             23,876     575,412       0.0%
#*  Newfield Exploration Co.                    593,385  17,682,873       0.1%
*   Newpark Resources, Inc.                     308,446   3,238,683       0.0%
#*  Noble Corp. P.L.C.                          841,736   3,930,907       0.0%
#   Noble Energy, Inc.                          562,942  19,044,328       0.1%
#   Nordic American Offshore, Ltd.                  447         496       0.0%
#   Nordic American Tankers, Ltd.                 9,013      16,944       0.0%
*   Nuverra Environmental Solutions, Inc.         2,484      45,482       0.0%
*   Oasis Petroleum, Inc.                       897,935   9,904,223       0.1%
    Occidental Petroleum Corp.                  336,846  26,024,722       0.1%
#   Oceaneering International, Inc.             338,389   7,187,382       0.0%
#*  Oil States International, Inc.              205,530   7,388,804       0.0%
    ONEOK, Inc.                                 186,601  11,237,112       0.1%
*   Overseas Shipholding Group, Inc. Class A    123,252     459,730       0.0%
*   Pacific Ethanol, Inc.                        88,153     308,536       0.0%
    Panhandle Oil and Gas, Inc. Class A          41,945     815,830       0.0%
#*  Par Pacific Holdings, Inc.                  145,709   2,458,111       0.0%
*   Parker Drilling Co.                         252,886     159,419       0.0%
#*  Parsley Energy, Inc. Class A                255,542   7,673,926       0.0%
    Patterson-UTI Energy, Inc.                  496,598  10,637,129       0.1%
    PBF Energy, Inc. Class A                    350,317  13,427,651       0.1%
#*  PDC Energy, Inc.                            148,217   7,935,538       0.0%
    Peabody Energy Corp.                        242,183   8,924,444       0.0%
#*  Penn Virginia Corp.                          13,155     610,655       0.0%
*   PHI, Inc. Non-Voting                         38,881     487,179       0.0%
#*  PHI, Inc. Voting                              2,686      36,933       0.0%
    Phillips 66                                 255,679  28,459,629       0.1%
*   Pioneer Energy Services Corp.               250,217     863,249       0.0%
    Pioneer Natural Resources Co.                62,417  12,580,146       0.1%
#*  Profire Energy, Inc.                         40,417     144,289       0.0%
*   QEP Resources, Inc.                         802,562   9,775,205       0.1%
#   Range Resources Corp.                       332,362   4,603,214       0.0%
#*  Renewable Energy Group, Inc.                144,275   1,861,148       0.0%
*   REX American Resources Corp.                 14,981   1,120,279       0.0%
*   RigNet, Inc.                                 32,622     492,592       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                            --------- -------------- ---------------
Energy -- (Continued)
*   Ring Energy, Inc.                         132,957 $    2,223,041       0.0%
#*  Rowan Cos. P.L.C. Class A                 437,913      6,323,464       0.0%
#   RPC, Inc.                                 304,222      5,479,038       0.0%
*   RSP Permian, Inc.                         347,770     17,252,870       0.1%
#*  SandRidge Energy, Inc.                     19,305        280,695       0.0%
    Schlumberger, Ltd.                        548,161     37,581,918       0.2%
#   Scorpio Tankers, Inc.                   1,028,133      2,734,834       0.0%
#*  SEACOR Holdings, Inc.                      62,243      3,413,406       0.0%
*   SEACOR Marine Holdings, Inc.               58,701      1,390,627       0.0%
#*  Select Energy Services, Inc. Class A       35,805        538,865       0.0%
#   SemGroup Corp. Class A                    271,013      6,815,977       0.0%
#   Ship Finance International, Ltd.          143,470      2,044,448       0.0%
*   SilverBow Resources, Inc.                   4,231        129,680       0.0%
#   SM Energy Co.                             370,263      8,867,799       0.0%
#*  Smart Sand, Inc.                            9,408         68,867       0.0%
*   Southwestern Energy Co.                   271,583      1,113,490       0.0%
#*  SRC Energy, Inc.                          813,902      8,985,478       0.0%
#*  Stone Energy Corp.                         39,618      1,410,401       0.0%
#*  Superior Energy Services, Inc.            531,165      5,699,400       0.0%
#   Targa Resources Corp.                     233,586     10,971,534       0.1%
    TechnipFMC P.L.C.                         332,115     10,946,510       0.1%
#   Teekay Corp.                              155,434      1,370,928       0.0%
#   Teekay Tankers, Ltd. Class A              106,000        121,900       0.0%
*   TETRA Technologies, Inc.                  406,783      1,598,657       0.0%
#*  Tidewater, Inc.                             1,914         65,574       0.0%
#*  Transocean, Ltd.                          973,203     12,038,521       0.1%
#*  Ultra Petroleum Corp.                     352,999        854,258       0.0%
*   Unit Corp.                                180,681      4,097,845       0.0%
#   US Silica Holdings, Inc.                  276,917      8,337,971       0.0%
    Valero Energy Corp.                       483,574     53,642,864       0.2%
*   W&T Offshore, Inc.                         98,734        602,277       0.0%
*   Whiting Petroleum Corp.                   382,700     15,621,814       0.1%
*   WildHorse Resource Development Corp.          600         15,690       0.0%
    Williams Cos., Inc. (The)                 418,518     10,768,468       0.1%
    World Fuel Services Corp.                 232,139      4,984,024       0.0%
*   WPX Energy, Inc.                          975,394     16,669,483       0.1%
                                                      --------------       ---
Total Energy                                           1,505,962,917       6.3%
                                                      --------------       ---
Financials -- (17.6%)
#*  1347 Property Insurance Holdings, Inc.      7,472         50,810       0.0%
    1st Constitution Bancorp                   17,154        370,526       0.0%
    1st Source Corp.                           72,897      3,790,644       0.0%
    A-Mark Precious Metals, Inc.               17,533        235,468       0.0%
#   Access National Corp.                      16,396        455,973       0.0%
    ACNB Corp.                                 10,661        319,830       0.0%
    Affiliated Managers Group, Inc.            76,375     12,591,182       0.1%
    Aflac, Inc.                               624,380     28,452,997       0.1%
    Alleghany Corp.                            21,249     12,211,163       0.1%
*   Allegiance Bancshares, Inc.                 2,000         80,900       0.0%
    Allstate Corp. (The)                      306,203     29,952,777       0.1%
#   Ally Financial, Inc.                      772,683     20,167,026       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                      SHARES      VALUE+    OF NET ASSETS**
                                                     --------- ------------ ---------------
Financials -- (Continued)
*   Ambac Financial Group, Inc.                         64,306 $  1,095,131       0.0%
    American Equity Investment Life Holding Co.        315,505    9,528,251       0.1%
    American Express Co.                               809,859   79,973,576       0.3%
    American Financial Group, Inc.                     186,302   21,093,112       0.1%
    American International Group, Inc.                 617,154   34,560,624       0.2%
    American National Bankshares, Inc.                  26,645    1,024,500       0.0%
    American National Insurance Co.                     43,227    5,216,202       0.0%
    American River Bankshares                           19,024      295,062       0.0%
    Ameriprise Financial, Inc.                         141,896   19,895,238       0.1%
#   Ameris Bancorp                                     106,098    5,485,267       0.0%
    AMERISAFE, Inc.                                     68,230    4,046,039       0.0%
    AmeriServ Financial, Inc.                           18,864       77,342       0.0%
#   Ames National Corp.                                 11,676      322,841       0.0%
    Amtrust Financial Services, Inc.                   507,731    6,544,653       0.0%
    Aon P.L.C.                                          92,854   13,228,909       0.1%
#*  Arch Capital Group, Ltd.                           166,373   13,331,468       0.1%
    Argo Group International Holdings, Ltd.            113,871    6,655,760       0.0%
    Arrow Financial Corp.                               37,611    1,331,429       0.0%
    Arthur J Gallagher & Co.                           153,840   10,767,262       0.1%
#   Artisan Partners Asset Management, Inc. Class A    111,032    3,569,679       0.0%
    Aspen Insurance Holdings, Ltd.                     206,573    8,769,024       0.0%
    Associated Banc-Corp                               338,868    8,963,059       0.0%
#   Associated Capital Group, Inc. Class A                 516       18,653       0.0%
    Assurant, Inc.                                     144,874   13,447,205       0.1%
    Assured Guaranty, Ltd.                             266,861    9,684,386       0.1%
    Asta Funding, Inc.                                   2,291        8,019       0.0%
*   Athene Holding, Ltd. Class A                        39,519    1,936,431       0.0%
    Atlantic American Corp.                             14,351       47,358       0.0%
*   Atlantic Capital Bancshares, Inc.                    9,106      175,746       0.0%
*   Atlantic Coast Financial Corp.                      28,014      283,782       0.0%
*   Atlanticus Holdings Corp.                           36,049       78,947       0.0%
*   Atlas Financial Holdings, Inc.                      15,915      167,108       0.0%
    Auburn National Bancorporation, Inc.                 3,155      127,147       0.0%
    Axis Capital Holdings, Ltd.                        186,997   10,976,724       0.1%
    Baldwin & Lyons, Inc. Class A                        2,126       50,811       0.0%
    Baldwin & Lyons, Inc. Class B                       17,951      418,258       0.0%
#   Banc of California, Inc.                            70,892    1,361,126       0.0%
    BancFirst Corp.                                     88,347    5,049,031       0.0%
    Bancorp 34, Inc.                                       700       10,395       0.0%
#   Bancorp of New Jersey, Inc.                          2,173       37,104       0.0%
*   Bancorp, Inc. (The)                                213,139    2,205,989       0.0%
#   BancorpSouth Bank                                  241,695    7,988,020       0.0%
    Bank of America Corp.                            6,763,707  202,370,113       0.9%
    Bank of Commerce Holdings                           20,179      224,996       0.0%
#   Bank of Hawaii Corp.                               128,470   10,818,459       0.1%
    Bank of Marin Bancorp                                6,080      441,104       0.0%
    Bank of New York Mellon Corp. (The)                787,401   42,921,229       0.2%
    Bank of NT Butterfield & Son, Ltd. (The)           187,304    8,887,575       0.0%
#   Bank of South Carolina Corp.                         5,792      121,911       0.0%
#   Bank of the Ozarks, Inc.                           282,555   13,223,574       0.1%
    BankFinancial Corp.                                 48,482      820,800       0.0%
    BankUnited, Inc.                                   259,367   10,273,527       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS**
                                             --------- ------------ ---------------
Financials -- (Continued)
    Bankwell Financial Group, Inc.               3,412 $    107,751       0.0%
    Banner Corp.                               111,014    6,372,204       0.0%
    Bar Harbor Bankshares                       22,329      652,453       0.0%
    BB&T Corp.                                 461,362   24,359,914       0.1%
    BCB Bancorp, Inc.                           13,934      215,977       0.0%
    Beneficial Bancorp, Inc.                   254,438    4,032,842       0.0%
*   Berkshire Bancorp, Inc.                      3,850       46,200       0.0%
*   Berkshire Hathaway, Inc. Class B           986,197  191,055,945       0.8%
    Berkshire Hills Bancorp, Inc.              153,964    5,842,934       0.0%
    BGC Partners, Inc. Class A                 928,298   12,402,061       0.1%
    BlackRock, Inc.                             83,263   43,421,654       0.2%
#   Blue Capital Reinsurance Holdings, Ltd.     14,972      173,675       0.0%
    Blue Hills Bancorp, Inc.                     8,384      170,405       0.0%
#*  BofI Holding, Inc.                         162,433    6,542,801       0.0%
#   BOK Financial Corp.                        108,057   10,879,179       0.1%
    Boston Private Financial Holdings, Inc.    282,622    4,536,083       0.0%
    Bridge Bancorp, Inc.                        13,231      435,300       0.0%
#*  Brighthouse Financial, Inc.                 52,344    2,658,028       0.0%
    BrightSphere Investment Group P.L.C.       252,462    3,829,849       0.0%
    Brookline Bancorp, Inc.                    271,636    4,509,158       0.0%
    Brown & Brown, Inc.                        565,428   15,396,604       0.1%
    Bryn Mawr Bank Corp.                        68,102    3,037,349       0.0%
#*  BSB Bancorp, Inc.                            2,360       76,110       0.0%
    C&F Financial Corp.                          5,466      316,481       0.0%
#   Cadence BanCorp                             23,374      683,222       0.0%
    California First National Bancorp            9,103      143,827       0.0%
    Cambridge Bancorp                              500       44,500       0.0%
    Camden National Corp.                       42,244    1,871,832       0.0%
*   Cannae Holdings, Inc.                      168,354    3,478,194       0.0%
    Capital City Bank Group, Inc.               38,183      854,536       0.0%
    Capital One Financial Corp.                363,354   32,927,139       0.1%
    Capitol Federal Financial, Inc.            500,934    6,246,647       0.0%
#*  Capstar Financial Holdings, Inc.             5,328      101,712       0.0%
    Carolina Financial Corp.                    32,341    1,268,091       0.0%
    Cathay General Bancorp                     180,526    7,222,845       0.0%
    Cboe Global Markets, Inc.                  110,933   11,845,426       0.1%
    CenterState Banks Corp.                    221,222    6,411,014       0.0%
*   Central Federal Corp.                       20,636       50,145       0.0%
    Central Pacific Financial Corp.             57,601    1,675,037       0.0%
    Central Valley Community Bancorp             8,686      178,932       0.0%
    Century Bancorp, Inc. Class A               13,628    1,090,240       0.0%
    Charles Schwab Corp. (The)                 443,184   24,676,485       0.1%
    Charter Financial Corp.                     13,459      313,056       0.0%
    Chemical Financial Corp.                   155,308    8,524,856       0.0%
    Chemung Financial Corp.                      3,671      173,271       0.0%
    Chubb, Ltd.                                286,371   38,851,954       0.2%
#   Cincinnati Financial Corp.                 215,714   15,173,323       0.1%
    CIT Group, Inc.                            176,002    9,319,306       0.1%
    Citigroup, Inc.                          1,729,366  118,063,817       0.5%
#   Citizens & Northern Corp.                   11,026      266,278       0.0%
    Citizens Community Bancorp, Inc.            13,080      182,728       0.0%
    Citizens Financial Group, Inc.             580,638   24,090,671       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Financials -- (Continued)
    Citizens First Corp.                   4,822 $   126,481       0.0%
    Citizens Holding Co.                   2,812      62,708       0.0%
#*  Citizens, Inc.                        80,221     623,317       0.0%
#   City Holding Co.                      41,397   2,963,197       0.0%
#   Civista Bancshares, Inc.               1,710      39,227       0.0%
    CME Group, Inc.                      219,772  34,653,649       0.2%
    CNA Financial Corp.                  133,261   6,724,350       0.0%
    CNB Financial Corp.                   22,650     642,354       0.0%
    CNO Financial Group, Inc.            360,876   7,737,181       0.0%
#*  Coastway Bancorp, Inc.                 4,907     133,961       0.0%
    CoBiz Financial, Inc.                132,616   2,672,212       0.0%
#   Codorus Valley Bancorp, Inc.           7,557     220,740       0.0%
#   Cohen & Steers, Inc.                 101,870   4,084,987       0.0%
    Colony Bankcorp, Inc.                  4,490      72,289       0.0%
#   Columbia Banking System, Inc.        233,215   9,377,575       0.1%
    Comerica, Inc.                       255,711  24,185,146       0.1%
#   Commerce Bancshares, Inc.            245,909  15,620,140       0.1%
    Commercial National Financial Corp.    2,306      52,692       0.0%
#   Community Bank System, Inc.          176,216   9,912,150       0.1%
#*  Community Bankers Trust Corp.         44,808     389,830       0.0%
    Community Financial Corp. (The)        6,179     222,691       0.0%
    Community Trust Bancorp, Inc.         59,663   2,863,824       0.0%
    Community West Bancshares              6,339      72,582       0.0%
    ConnectOne Bancorp, Inc.             107,686   2,842,910       0.0%
#*  Consumer Portfolio Services, Inc.     84,206     287,985       0.0%
    County Bancorp, Inc.                   9,667     272,223       0.0%
#*  Cowen, Inc.                           63,922     990,791       0.0%
#   Crawford & Co. Class A                92,561     714,571       0.0%
    Crawford & Co. Class B                57,801     463,564       0.0%
#*  Credit Acceptance Corp.               72,207  23,888,964       0.1%
#   Cullen/Frost Bankers, Inc.           113,352  12,973,136       0.1%
*   Customers Bancorp, Inc.              105,913   3,052,413       0.0%
#   CVB Financial Corp.                  383,991   8,505,401       0.0%
    Diamond Hill Investment Group, Inc.    7,983   1,560,038       0.0%
    Dime Community Bancshares, Inc.      126,393   2,496,262       0.0%
    Discover Financial Services          437,054  31,140,097       0.1%
    DNB Financial Corp.                    6,385     222,517       0.0%
    Donegal Group, Inc. Class A           63,898     889,460       0.0%
    Donegal Group, Inc. Class B            5,678      80,060       0.0%
*   Donnelley Financial Solutions, Inc.  120,968   2,225,811       0.0%
*   E*TRADE Financial Corp.              340,972  20,690,181       0.1%
    Eagle Bancorp Montana, Inc.           14,752     289,139       0.0%
*   Eagle Bancorp, Inc.                   93,486   5,487,628       0.0%
    East West Bancorp, Inc.              269,744  17,970,345       0.1%
    Eaton Vance Corp.                    258,139  14,040,180       0.1%
*   eHealth, Inc.                         30,225     569,439       0.0%
    Elmira Savings Bank                    6,528     133,824       0.0%
    EMC Insurance Group, Inc.             39,281   1,020,520       0.0%
    Emclaire Financial Corp.                 100       3,280       0.0%
    Employers Holdings, Inc.             113,426   4,639,123       0.0%
#*  Encore Capital Group, Inc.            87,481   3,901,653       0.0%
*   Enova International, Inc.            137,067   4,016,063       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE+    OF NET ASSETS**
                                                      ------- ----------- ---------------
Financials -- (Continued)
*   Enstar Group, Ltd.                                 32,385 $ 6,805,708       0.0%
#*  Entegra Financial Corp.                             8,492     246,693       0.0%
    Enterprise Bancorp, Inc.                           10,625     384,412       0.0%
    Enterprise Financial Services Corp.                78,324   3,982,775       0.0%
*   Equity Bancshares, Inc. Class A                    14,312     545,717       0.0%
#   Erie Indemnity Co. Class A                         66,910   7,813,081       0.0%
    ESSA Bancorp, Inc.                                 19,001     277,795       0.0%
*   Essent Group, Ltd.                                178,380   5,879,405       0.0%
    Evans Bancorp, Inc.                                 8,776     397,553       0.0%
#   Evercore, Inc. Class A                            118,960  12,044,700       0.1%
    Everest Re Group, Ltd.                             65,925  15,338,770       0.1%
#*  Ezcorp, Inc. Class A                              194,774   2,668,404       0.0%
#   FactSet Research Systems, Inc.                     39,653   7,498,779       0.0%
    Farmers & Merchants Bancorop Inc.                   1,226      54,079       0.0%
    Farmers Capital Bank Corp.                         12,681     635,952       0.0%
    Farmers National Banc Corp.                         6,646      98,029       0.0%
    FB Financial Corp.                                 51,305   2,043,478       0.0%
    FBL Financial Group, Inc. Class A                  54,483   4,236,053       0.0%
*   FCB Financial Holdings, Inc. Class A              142,831   8,255,632       0.0%
    Federal Agricultural Mortgage Corp. Class A         2,336     188,328       0.0%
#   Federal Agricultural Mortgage Corp. Class C        20,865   1,784,166       0.0%
#   Federated Investors, Inc. Class B                 428,070  11,331,013       0.1%
    Federated National Holding Co.                     48,967     827,542       0.0%
    Fidelity Southern Corp.                            91,303   2,075,317       0.0%
    Fifth Third Bancorp                               941,854  31,241,297       0.1%
#   Financial Engines, Inc.                           141,163   6,302,928       0.0%
    Financial Institutions, Inc.                       52,011   1,617,542       0.0%
*   First Acceptance Corp.                             34,466      28,951       0.0%
    First American Financial Corp.                    364,578  18,633,582       0.1%
*   First BanCorp(2296926)                            750,229   5,416,653       0.0%
    First Bancorp(2351494)                             99,409   3,792,453       0.0%
    First Bancorp of Indiana, Inc.                        700      14,385       0.0%
    First Bancorp, Inc.                                20,211     560,249       0.0%
*   First Bancshares, Inc.                                569       6,373       0.0%
    First Bancshares, Inc. (The)                        3,859     124,839       0.0%
    First Bank                                          9,053     127,195       0.0%
    First Busey Corp.                                 164,054   4,864,201       0.0%
    First Business Financial Services, Inc.            12,204     317,182       0.0%
    First Capital, Inc.                                   900      35,424       0.0%
    First Citizens BancShares, Inc. Class A            22,584   9,762,837       0.1%
    First Commonwealth Financial Corp.                335,636   5,081,529       0.0%
    First Community Bancshares, Inc.                   50,068   1,553,610       0.0%
#   First Community Corp.                              14,184     326,941       0.0%
    First Connecticut Bancorp, Inc.                     8,501     204,874       0.0%
    First Defiance Financial Corp.                     27,800   1,658,548       0.0%
    First Federal of Northern Michigan Bancorp, Inc.    1,458      16,038       0.0%
    First Financial Bancorp                           339,199  10,498,209       0.1%
#   First Financial Bankshares, Inc.                  114,320   5,664,556       0.0%
    First Financial Corp.                              20,169     862,225       0.0%
    First Financial Northwest, Inc.                    22,460     379,574       0.0%
#*  First Foundation, Inc.                             19,060     340,983       0.0%
    First Horizon National Corp.                      915,729  16,757,841       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Financials -- (Continued)
    First Internet Bancorp                           6,469 $   221,240       0.0%
    First Interstate Bancsystem, Inc. Class A      118,143   4,784,791       0.0%
    First Merchants Corp.                          171,691   7,396,448       0.0%
#   First Mid-Illinois Bancshares, Inc.                700      25,725       0.0%
    First Midwest Bancorp, Inc.                    362,132   8,803,429       0.0%
*   First Northwest Bancorp                         14,110     226,748       0.0%
    First of Long Island Corp. (The)                14,900     394,850       0.0%
#   First Republic Bank                            151,619  14,080,857       0.1%
#   First Savings Financial Group, Inc.              2,268     164,385       0.0%
    First United Corp.                              19,455     376,454       0.0%
    First US Bancshares, Inc.                        7,148      81,344       0.0%
    FirstCash, Inc.                                166,033  14,395,061       0.1%
#*  Flagstar Bancorp, Inc.                         198,785   6,868,022       0.0%
    Flushing Financial Corp.                        99,828   2,586,543       0.0%
    FNB Bancorp                                      3,529     127,820       0.0%
#   FNB Corp.                                      799,814  10,397,582       0.1%
    FNF Group                                      339,723  12,511,998       0.1%
#*  Franklin Financial Network, Inc.                23,738     799,971       0.0%
    Franklin Resources, Inc.                       271,041   9,117,819       0.0%
    FS Bancorp, Inc.                                 1,412      81,303       0.0%
*   FSB Bancorp, Inc.                                1,845      32,749       0.0%
    Fulton Financial Corp.                         383,063   6,473,765       0.0%
#   Gain Capital Holdings, Inc.                     89,464     730,026       0.0%
    GAINSCO, Inc.                                    1,100      22,550       0.0%
    GAMCO Investors, Inc. Class A                   21,969     563,505       0.0%
*   Genworth Financial, Inc. Class A               871,322   2,404,849       0.0%
    German American Bancorp, Inc.                   59,175   1,997,156       0.0%
#   Glacier Bancorp, Inc.                          233,631   8,651,356       0.0%
    Glen Burnie Bancorp                                600       7,272       0.0%
    Global Indemnity, Ltd.                          35,994   1,471,795       0.0%
    Goldman Sachs Group, Inc. (The)                284,073  67,703,118       0.3%
    Gouverneur Bancorp, Inc.                           600       9,225       0.0%
#*  Great Elm Capital Group, Inc.                   39,602     154,448       0.0%
    Great Southern Bancorp, Inc.                    48,081   2,541,081       0.0%
    Great Western Bancorp, Inc.                    202,117   8,315,093       0.0%
*   Green Bancorp, Inc.                             93,582   2,110,274       0.0%
*   Green Dot Corp. Class A                        156,594   9,522,481       0.1%
#   Greenhill & Co., Inc.                           78,826   1,600,168       0.0%
#*  Greenlight Capital Re, Ltd. Class A            100,763   1,561,826       0.0%
    Guaranty Bancorp                                77,812   2,217,642       0.0%
    Guaranty Federal Bancshares, Inc.                2,642      62,061       0.0%
*   Hallmark Financial Services, Inc.               43,645     448,234       0.0%
*   Hamilton Bancorp, Inc.                           2,708      39,131       0.0%
    Hancock Holding Co.                            242,135  11,828,295       0.1%
    Hanmi Financial Corp.                          108,733   3,001,031       0.0%
    Hanover Insurance Group, Inc. (The)            112,310  12,898,803       0.1%
*   HarborOne Bancorp, Inc.                          2,433      42,796       0.0%
    Harleysville Financial Corp.                     3,569      85,121       0.0%
    Hartford Financial Services Group, Inc. (The)  531,063  28,592,432       0.1%
    Hawthorn Bancshares, Inc.                        8,152     178,936       0.0%
#   HCI Group, Inc.                                 32,040   1,342,156       0.0%
    Heartland Financial USA, Inc.                   99,224   5,323,368       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
Financials -- (Continued)
    Hennessy Advisors, Inc.                         14,536 $    287,813       0.0%
    Heritage Commerce Corp.                        103,275    1,703,005       0.0%
    Heritage Financial Corp.                        99,066    2,942,260       0.0%
#   Heritage Insurance Holdings, Inc.               23,530      369,421       0.0%
    Hilltop Holdings, Inc.                         301,208    6,753,083       0.0%
    Hingham Institution for Savings                  1,548      315,792       0.0%
*   HMN Financial, Inc.                              5,841      112,147       0.0%
    Home Bancorp, Inc.                              12,894      558,955       0.0%
#   Home BancShares, Inc.                          435,303   10,116,442       0.1%
    Home Federal Bancorp, Inc.                          39        1,203       0.0%
*   HomeStreet, Inc.                                56,218    1,433,559       0.0%
*   HomeTrust Bancshares, Inc.                      14,545      379,624       0.0%
    Hope Bancorp, Inc.                             485,177    8,388,710       0.0%
    HopFed Bancorp, Inc.                            11,664      174,843       0.0%
    Horace Mann Educators Corp.                     90,212    4,032,476       0.0%
    Horizon Bancorp                                 45,390    1,305,416       0.0%
    Houlihan Lokey, Inc.                            94,105    4,187,672       0.0%
*   Howard Bancorp, Inc.                            14,666      278,654       0.0%
    Huntington Bancshares, Inc.                  1,756,688   26,192,218       0.1%
    HV Bancorp, Inc.                                 1,200       17,868       0.0%
    Iberiabank Corp.                               126,006    9,444,150       0.1%
#   IF Bancorp, Inc.                                 1,900       38,722       0.0%
#   Independence Holding Co.                        10,480      370,992       0.0%
#   Independent Bank Corp.(2447821)                 76,333    5,518,876       0.0%
    Independent Bank Corp.(2492133)                 69,127    1,652,135       0.0%
#   Independent Bank Group, Inc.                    84,248    6,015,307       0.0%
    Infinity Property & Casualty Corp.              21,318    2,813,976       0.0%
    Interactive Brokers Group, Inc. Class A        314,119   23,307,630       0.1%
    Intercontinental Exchange, Inc.                368,203   26,679,989       0.1%
    International Bancshares Corp.                 229,234    9,123,513       0.0%
*   INTL. FCStone, Inc.                             46,863    2,100,400       0.0%
    Invesco, Ltd.                                  554,944   16,076,728       0.1%
    Investar Holding Corp.                           6,744      171,635       0.0%
    Investment Technology Group, Inc.               86,868    1,756,471       0.0%
#   Investors Bancorp, Inc.                        708,652    9,474,677       0.1%
    Investors Title Co.                              2,481      483,051       0.0%
    Jacksonville Bancorp, Inc.                         500       16,670       0.0%
    James River Group Holdings, Ltd.                84,063    3,053,168       0.0%
#   Janus Henderson Group P.L.C.                   248,756    7,858,202       0.0%
    JPMorgan Chase & Co.                         2,971,967  323,290,570       1.4%
    Kearny Financial Corp.                         333,559    4,686,504       0.0%
#   Kemper Corp.                                   140,702    9,497,385       0.1%
    Kentucky First Federal Bancorp                   5,390       47,432       0.0%
    KeyCorp                                      1,096,922   21,850,686       0.1%
    Kingstone Cos., Inc.                            14,295      244,445       0.0%
#   Kinsale Capital Group, Inc.                        283       14,589       0.0%
    Ladenburg Thalmann Financial Services, Inc.     16,106       53,472       0.0%
    Lake Shore Bancorp, Inc.                           549        9,333       0.0%
    Lakeland Bancorp, Inc.                         160,767    3,134,956       0.0%
#   Lakeland Financial Corp.                        73,806    3,507,261       0.0%
    Landmark Bancorp, Inc.                           6,764      194,803       0.0%
    Lazard, Ltd. Class A                           254,973   13,875,631       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                               --------- ----------- ---------------
Financials -- (Continued)
    LCNB Corp.                                    29,806 $   557,372       0.0%
    LegacyTexas Financial Group, Inc.            144,723   5,943,774       0.0%
    Legg Mason, Inc.                             221,488   8,793,074       0.0%
#*  LendingClub Corp.                          1,366,077   3,674,747       0.0%
#*  LendingTree, Inc.                             20,530   4,894,352       0.0%
    Leucadia National Corp.                      451,788  10,860,984       0.1%
    Lincoln National Corp.                       325,094  22,964,640       0.1%
    Live Oak Bancshares, Inc.                     34,860     984,795       0.0%
    Loews Corp.                                  409,246  21,469,045       0.1%
#   LPL Financial Holdings, Inc.                 382,981  23,197,159       0.1%
    M&T Bank Corp.                                88,976  16,217,656       0.1%
    Macatawa Bank Corp.                           65,967     704,528       0.0%
#   Mackinac Financial Corp.                      13,955     220,070       0.0%
*   Magyar Bancorp, Inc.                           2,522      31,903       0.0%
    Maiden Holdings, Ltd.                        267,200   2,044,080       0.0%
*   Malvern Bancorp, Inc.                          9,394     239,077       0.0%
#   Manning & Napier, Inc.                        38,211     118,454       0.0%
#*  Markel Corp.                                  15,695  17,735,978       0.1%
#   MarketAxess Holdings, Inc.                    45,051   8,948,480       0.0%
    Marlin Business Services Corp.                44,251   1,212,477       0.0%
    Marsh & McLennan Cos., Inc.                  202,666  16,517,279       0.1%
    MB Financial, Inc.                           190,588   8,122,861       0.0%
#*  MBIA, Inc.                                   460,050   3,919,626       0.0%
    MBT Financial Corp.                           36,678     373,199       0.0%
    Mercantile Bank Corp.                         31,901   1,126,105       0.0%
#   Mercury General Corp.                        189,495   8,665,606       0.0%
    Meridian Bancorp, Inc.                       183,417   3,466,581       0.0%
#   Meta Financial Group, Inc.                    33,582   3,732,639       0.0%
    MetLife, Inc.                                500,179  23,843,533       0.1%
*   MGIC Investment Corp.                        277,958   2,785,139       0.0%
    Mid Penn Bancorp, Inc.                         2,756     100,181       0.0%
    Middlefield Banc Corp.                         4,816     247,061       0.0%
#   Midland States Bancorp, Inc.                  11,399     359,069       0.0%
#   MidSouth Bancorp, Inc.                        19,442     271,216       0.0%
    MidWestOne Financial Group, Inc.              11,055     356,745       0.0%
#*  MMA Capital Management LLC                     7,870     219,573       0.0%
    Moelis & Co. Class A                          56,718   3,051,428       0.0%
    Moody's Corp.                                 49,376   8,008,787       0.0%
    Morgan Stanley                             1,080,130  55,756,311       0.2%
    Morningstar, Inc.                             75,502   8,198,007       0.0%
    MSB Financial Corp.                            7,949     145,467       0.0%
    MSCI, Inc.                                   127,858  19,156,964       0.1%
    MutualFirst Financial, Inc.                   12,484     458,787       0.0%
    MVB Financial Corp.                            1,860      35,340       0.0%
    Nasdaq, Inc.                                 242,500  21,417,600       0.1%
    National Bank Holdings Corp. Class A         105,411   3,708,359       0.0%
#   National Bankshares, Inc.                      4,314     197,797       0.0%
*   National Commerce Corp.                          800      34,640       0.0%
    National General Holdings Corp.              199,796   5,148,743       0.0%
*   National Holdings Corp.                       20,165      70,174       0.0%
    National Security Group, Inc. (The)            2,402      38,408       0.0%
    National Western Life Group, Inc. Class A      5,425   1,721,949       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE+    OF NET ASSETS**
                                                      ------- ----------- ---------------
Financials -- (Continued)
#*         Nationstar Mortgage Holdings, Inc.          40,946 $   737,847       0.0%
           Navient Corp.                              888,068  11,775,782       0.1%
           Navigators Group, Inc. (The)               102,042   5,765,373       0.0%
           NBT Bancorp, Inc.                          149,512   5,463,168       0.0%
           Nelnet, Inc. Class A                       100,841   5,325,413       0.0%
#          New York Community Bancorp, Inc.           688,591   8,180,461       0.0%
(degrees)  NewStar Financial, Inc.                    120,603      59,369       0.0%
*          Nicholas Financial, Inc.                    16,752     146,412       0.0%
*          Nicolet Bankshares, Inc.                     2,341     130,089       0.0%
*          NMI Holdings, Inc. Class A                 168,837   2,338,392       0.0%
#          Northeast Bancorp                           10,565     206,018       0.0%
           Northeast Community Bancorp, Inc.           10,493     105,455       0.0%
           Northern Trust Corp.                       227,236  24,257,443       0.1%
#          Northfield Bancorp, Inc.                   166,755   2,641,399       0.0%
           Northrim BanCorp, Inc.                      16,807     591,606       0.0%
           Northway Financial, Inc.                     2,363      72,780       0.0%
#          Northwest Bancshares, Inc.                 368,221   6,112,469       0.0%
           Norwood Financial Corp.                      3,408     100,911       0.0%
           Oak Valley Bancorp                             699      14,924       0.0%
           OceanFirst Financial Corp.                 144,798   3,906,650       0.0%
#          Oconee Federal Financial Corp.                 462      13,273       0.0%
#*         Ocwen Financial Corp.                      183,013     743,033       0.0%
#          OFG Bancorp                                145,571   1,965,208       0.0%
#          Ohio Valley Banc Corp.                       3,467     157,922       0.0%
           Old Line Bancshares, Inc.                    6,888     234,536       0.0%
           Old National Bancorp                       527,776   9,077,747       0.0%
           Old Point Financial Corp.                    5,746     151,120       0.0%
           Old Republic International Corp.           646,273  13,183,969       0.1%
#          Old Second Bancorp, Inc.                    13,666     195,424       0.0%
*          On Deck Capital, Inc.                       83,989     440,942       0.0%
*          OneMain Holdings, Inc.                     199,336   6,149,516       0.0%
           Oppenheimer Holdings, Inc. Class A          16,285     437,252       0.0%
           Opus Bank                                   82,344   2,322,101       0.0%
           Oritani Financial Corp.                    165,571   2,533,236       0.0%
           Orrstown Financial Services, Inc.           25,362     668,289       0.0%
*          Pacific Mercantile Bancorp                  47,678     445,789       0.0%
*          Pacific Premier Bancorp, Inc.              157,097   6,244,606       0.0%
           PacWest Bancorp                            265,130  13,585,261       0.1%
#          Park National Corp.                         37,085   4,000,730       0.0%
#          Parke Bancorp, Inc.                         12,612     295,751       0.0%
           Pathfinder Bancorp, Inc.                     3,000      48,120       0.0%
           Patriot National Bancorp, Inc.                 230       4,462       0.0%
           PB Bancorp, Inc.                            13,767     144,554       0.0%
           Peapack Gladstone Financial Corp.           47,774   1,578,453       0.0%
#          Penns Woods Bancorp, Inc.                    8,490     369,315       0.0%
*          PennyMac Financial Services, Inc. Class A   88,984   1,833,070       0.0%
           People's United Financial, Inc.            691,888  12,654,632       0.1%
           People's Utah Bancorp                        6,668     212,376       0.0%
#          Peoples Bancorp of North Carolina, Inc.      4,794     147,416       0.0%
           Peoples Bancorp, Inc.                       46,226   1,657,664       0.0%
           Peoples Financial Corp.                        137       1,877       0.0%
           Peoples Financial Services Corp.               902      42,304       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                               --------- ----------- ---------------
Financials -- (Continued)
*   PHH Corp.                                    201,877 $ 2,141,915       0.0%
#   Pinnacle Financial Partners, Inc.            162,141  10,385,131       0.1%
    Piper Jaffray Cos.                            23,362   1,636,508       0.0%
#   PJT Partners, Inc. Class A                     9,860     547,131       0.0%
    Plumas Bancorp                                 7,533     210,547       0.0%
    PNC Financial Services Group, Inc. (The)     279,032  40,629,850       0.2%
#   Poage Bankshares, Inc.                           736      14,131       0.0%
    Popular, Inc.                                230,501  10,669,891       0.1%
#*  PRA Group, Inc.                              153,404   5,461,182       0.0%
    Preferred Bank                                41,300   2,632,462       0.0%
    Premier Financial Bancorp, Inc.               18,175     357,684       0.0%
    Primerica, Inc.                              182,201  17,627,947       0.1%
    Principal Financial Group, Inc.              420,763  24,917,585       0.1%
    ProAssurance Corp.                           183,388   8,674,252       0.0%
    Progressive Corp. (The)                      574,529  34,638,353       0.2%
#   Prosperity Bancshares, Inc.                  154,787  11,109,063       0.1%
*   Provident Bancorp, Inc.                        5,258     123,563       0.0%
    Provident Financial Holdings, Inc.            13,977     256,478       0.0%
    Provident Financial Services, Inc.           226,687   5,921,064       0.0%
    Prudential Bancorp, Inc.                      14,744     269,373       0.0%
    Prudential Financial, Inc.                   275,773  29,320,185       0.1%
    Pzena Investment Management, Inc. Class A      7,981      69,914       0.0%
    QCR Holdings, Inc.                            13,354     604,268       0.0%
    Radian Group, Inc.                           195,407   2,794,320       0.0%
*   Randolph Bancorp, Inc.                         6,894     110,235       0.0%
    Raymond James Financial, Inc.                168,534  15,125,926       0.1%
*   Regional Management Corp.                     40,259   1,323,313       0.0%
    Regions Financial Corp.                    1,782,617  33,334,938       0.1%
    Reinsurance Group of America, Inc.           108,631  16,229,471       0.1%
    RenaissanceRe Holdings, Ltd.                  94,723  12,886,117       0.1%
    Renasant Corp.                               171,716   7,766,715       0.0%
    Republic Bancorp, Inc. Class A                29,946   1,262,823       0.0%
#*  Republic First Bancorp, Inc.                  26,707     221,668       0.0%
    Riverview Bancorp, Inc.                       58,240     546,874       0.0%
#   RLI Corp.                                    102,771   6,503,349       0.0%
    S&P Global, Inc.                              75,732  14,283,055       0.1%
#   S&T Bancorp, Inc.                            121,278   5,176,145       0.0%
#*  Safeguard Scientifics, Inc.                   63,662     824,423       0.0%
    Safety Insurance Group, Inc.                  55,659   4,452,720       0.0%
    Salisbury Bancorp, Inc.                        2,812     116,839       0.0%
    Sandy Spring Bancorp, Inc.                   104,582   4,144,585       0.0%
    Santander Consumer USA Holdings, Inc.        738,787  13,630,620       0.1%
    SB Financial Group, Inc.                      16,674     315,139       0.0%
    SB One Bancorp                                 8,480     255,672       0.0%
#*  Seacoast Banking Corp. of Florida             45,582   1,259,431       0.0%
*   Security National Financial Corp. Class A     24,673     132,001       0.0%
    SEI Investments Co.                          105,678   6,682,020       0.0%
*   Select Bancorp, Inc.                          32,933     429,446       0.0%
#   Selective Insurance Group, Inc.              172,504  10,212,237       0.1%
#   ServisFirst Bancshares, Inc.                 120,454   5,054,250       0.0%
#   Severn Bancorp, Inc.                          12,591      95,062       0.0%
    Shore Bancshares, Inc.                        17,377     314,350       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                       SHARES     VALUE+    OF NET ASSETS**
                                                      --------- ----------- ---------------
Financials -- (Continued)
    SI Financial Group, Inc.                             36,803 $   526,283       0.0%
#*  Siebert Financial Corp.                               8,302      77,624       0.0%
    Sierra Bancorp                                       35,302     983,514       0.0%
*   Signature Bank                                       76,897   9,777,454       0.1%
    Silvercrest Asset Management Group, Inc. Class A      5,205      80,157       0.0%
    Simmons First National Corp. Class A                319,940   9,662,188       0.1%
*   SLM Corp.                                         1,428,379  16,397,791       0.1%
*   SmartFinancial, Inc.                                  2,670      63,680       0.0%
    Sound Financial Bancorp, Inc.                         2,907     110,466       0.0%
    South State Corp.                                    89,910   7,781,710       0.0%
*   Southern First Bancshares, Inc.                      13,381     613,519       0.0%
    Southern Missouri Bancorp, Inc.                       4,344     151,606       0.0%
    Southern National Bancorp of Virginia, Inc.          22,382     363,707       0.0%
#   Southside Bancshares, Inc.                          120,789   4,207,081       0.0%
    Southwest Georgia Financial Corp.                     2,454      51,289       0.0%
#   State Auto Financial Corp.                           68,578   2,141,691       0.0%
    State Bank Financial Corp.                           92,269   2,907,396       0.0%
    State Street Corp.                                  258,633  25,806,401       0.1%
#   Sterling Bancorp                                    634,142  15,060,872       0.1%
    Stewardship Financial Corp.                          11,464     137,568       0.0%
    Stewart Information Services Corp.                   92,756   3,868,853       0.0%
    Stifel Financial Corp.                              135,653   7,905,857       0.0%
    Stock Yards Bancorp, Inc.                            62,707   2,348,377       0.0%
    Summit State Bank                                    13,468     200,000       0.0%
    SunTrust Banks, Inc.                                310,966  20,772,529       0.1%
*   SVB Financial Group                                  79,723  23,885,808       0.1%
    Synchrony Financial                                 927,351  30,760,233       0.1%
    Synovus Financial Corp.                             388,678  20,316,199       0.1%
#   T Rowe Price Group, Inc.                            325,849  37,088,133       0.2%
    TCF Financial Corp.                                 543,795  13,502,430       0.1%
    TD Ameritrade Holding Corp.                         319,702  18,571,489       0.1%
    Territorial Bancorp, Inc.                            28,065     854,299       0.0%
#   Teton Advisors, Inc. Class A                             95       5,890       0.0%
#*  Texas Capital Bancshares, Inc.                      142,625  14,069,956       0.1%
#   TFS Financial Corp.                                 335,121   4,996,654       0.0%
#*  Third Point Reinsurance, Ltd.                        82,214   1,093,446       0.0%
    Timberland Bancorp, Inc.                              7,177     234,329       0.0%
    Tiptree, Inc.                                       128,893     818,471       0.0%
#   Tompkins Financial Corp.                             41,799   3,247,782       0.0%
    Torchmark Corp.                                     159,563  13,840,495       0.1%
#   Towne Bank                                          210,823   6,303,608       0.0%
    Travelers Cos., Inc. (The)                          327,051  43,039,912       0.2%
    Trico Bancshares                                     78,089   2,918,186       0.0%
#*  TriState Capital Holdings, Inc.                      53,526   1,338,150       0.0%
*   Triumph Bancorp, Inc.                                56,652   2,200,930       0.0%
    TrustCo Bank Corp. NY                               324,061   2,770,722       0.0%
#   Trustmark Corp.                                     233,515   7,311,355       0.0%
#   Two River Bancorp                                     9,560     162,902       0.0%
    U.S. Bancorp.                                     1,203,717  60,727,523       0.3%
    UMB Financial Corp.                                 112,339   8,602,921       0.0%
    Umpqua Holdings Corp.                               553,964  13,051,392       0.1%
*   Unico American Corp.                                  5,450      41,965       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                            --------- -------------- ---------------
Financials -- (Continued)
    Union Bankshares Corp.                    227,965 $    8,619,357       0.0%
    Union Bankshares, Inc.                      2,439        124,389       0.0%
#   United Bancorp, Inc.                        2,137         28,208       0.0%
    United Bancshares, Inc.                     4,830        107,709       0.0%
#   United Bankshares, Inc.                   230,845      7,837,188       0.0%
    United Community Bancorp                    2,446         61,884       0.0%
    United Community Banks, Inc.              255,471      8,157,189       0.0%
    United Community Financial Corp.          183,657      1,860,445       0.0%
    United Financial Bancorp, Inc.            169,832      2,807,323       0.0%
    United Fire Group, Inc.                    62,405      3,138,347       0.0%
#   United Insurance Holdings Corp.            95,073      1,793,077       0.0%
    United Security Bancshares                 21,698        240,848       0.0%
    Unity Bancorp, Inc.                        23,935        526,570       0.0%
#   Universal Insurance Holdings, Inc.        154,584      5,016,251       0.0%
    Univest Corp. of Pennsylvania              98,067      2,819,426       0.0%
    Unum Group                                295,052     14,274,616       0.1%
    US Global Investors, Inc. Class A          14,134         39,151       0.0%
    Validus Holdings, Ltd.                    188,628     12,783,320       0.1%
#   Valley National Bancorp                   590,312      7,408,416       0.0%
    Value Line, Inc.                            7,363        143,431       0.0%
*   Veritex Holdings, Inc.                     24,057        690,917       0.0%
#   Virtu Financial, Inc. Class A              81,297      2,926,692       0.0%
#   Virtus Investment Partners, Inc.           21,824      2,517,398       0.0%
    Voya Financial, Inc.                      278,481     14,578,480       0.1%
    VSB Bancorp, Inc.                             134          2,797       0.0%
#   Waddell & Reed Financial, Inc. Class A    284,077      5,749,718       0.0%
    Walker & Dunlop, Inc.                     132,191      7,549,428       0.0%
    Washington Federal, Inc.                  312,297      9,915,430       0.1%
    Washington Trust Bancorp, Inc.             46,152      2,556,821       0.0%
    Waterstone Financial, Inc.                 84,383      1,447,168       0.0%
#   Webster Financial Corp.                   260,616     15,686,477       0.1%
    Wellesley Bank                              1,520         49,932       0.0%
    Wells Fargo & Co.                       4,176,962    217,034,946       0.9%
    WesBanco, Inc.                            152,789      6,692,158       0.0%
    West Bancorporation, Inc.                  55,086      1,341,344       0.0%
#   Westamerica Bancorporation                 72,997      4,073,963       0.0%
*   Western Alliance Bancorp                  317,203     18,708,633       0.1%
#   Western New England Bancorp, Inc.          94,346      1,018,937       0.0%
    Westwood Holdings Group, Inc.              23,419      1,357,834       0.0%
    White Mountains Insurance Group, Ltd.       7,791      6,741,474       0.0%
    Willis Towers Watson P.L.C.               102,246     15,184,553       0.1%
    Wintrust Financial Corp.                  172,887     15,464,742       0.1%
    WisdomTree Investments, Inc.              261,131      2,760,155       0.0%
#*  World Acceptance Corp.                     29,470      3,020,675       0.0%
#   WR Berkley Corp.                          235,549     17,562,533       0.1%
    WSFS Financial Corp.                       87,150      4,366,215       0.0%
    WVS Financial Corp.                         2,157         35,073       0.0%
    XL Group, Ltd.                            304,513     16,927,878       0.1%
#   Zions Bancorporation                      271,529     14,866,213       0.1%
                                                      --------------      ----
Total Financials                                       4,564,754,678      19.0%
                                                      --------------      ----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Health Care -- (10.2%)
#   Abaxis, Inc.                               41,740 $ 2,778,632       0.0%
    Abbott Laboratories                       573,992  33,366,155       0.2%
    AbbVie, Inc.                              752,746  72,677,626       0.3%
*   ABIOMED, Inc.                              35,912  10,807,716       0.1%
#*  Acadia Healthcare Co., Inc.               284,118  10,108,918       0.1%
#*  Accuray, Inc.                              36,788     183,940       0.0%
#   Aceto Corp.                                98,354     247,852       0.0%
#*  Achillion Pharmaceuticals, Inc.           466,887   1,760,164       0.0%
#*  Aclaris Therapeutics, Inc.                  2,839      50,392       0.0%
#*  Acorda Therapeutics, Inc.                 148,266   3,424,945       0.0%
*   Addus HomeCare Corp.                       32,406   1,701,315       0.0%
#*  ADMA Biologics, Inc.                        3,803      18,901       0.0%
*   Adverum Biotechnologies, Inc.             127,980     799,875       0.0%
*   Aeglea BioTherapeutics, Inc.               19,925     186,100       0.0%
    Aetna, Inc.                               323,980  58,008,619       0.3%
*   Affimed NV                                 86,693     169,051       0.0%
    Agilent Technologies, Inc.                191,755  12,605,974       0.1%
#*  Akorn, Inc.                               209,431   3,022,089       0.0%
*   Albireo Pharma, Inc.                        1,128      34,483       0.0%
#*  Alder Biopharmaceuticals, Inc.             59,322     842,372       0.0%
#*  Aldeyra Therapeutics, Inc.                 12,787     100,378       0.0%
*   Alexion Pharmaceuticals, Inc.              65,066   7,653,714       0.0%
*   Align Technology, Inc.                    110,039  27,493,244       0.1%
#*  Alkermes P.L.C.                            27,369   1,211,626       0.0%
    Allergan P.L.C.                           209,921  32,254,362       0.1%
#*  Allied Healthcare Products, Inc.            3,482       8,775       0.0%
*   Allscripts Healthcare Solutions, Inc.     501,772   5,830,591       0.0%
#*  Alnylam Pharmaceuticals, Inc.              34,598   3,270,549       0.0%
#*  AMAG Pharmaceuticals, Inc.                 29,182     599,690       0.0%
#*  Amedisys, Inc.                             82,293   5,438,744       0.0%
#*  American Renal Associates Holdings, Inc.   14,460     211,839       0.0%
*   American Shared Hospital Services           4,179       9,821       0.0%
    AmerisourceBergen Corp.                   152,615  13,823,867       0.1%
    Amgen, Inc.                               334,328  58,333,549       0.3%
#*  AMN Healthcare Services, Inc.             214,398  14,332,506       0.1%
*   Amphastar Pharmaceuticals, Inc.           102,491   1,956,553       0.0%
    Analogic Corp.                             36,408   3,025,505       0.0%
*   AngioDynamics, Inc.                        85,141   1,650,033       0.0%
*   ANI Pharmaceuticals, Inc.                  30,508   1,810,650       0.0%
#*  Anika Therapeutics, Inc.                   52,617   2,315,674       0.0%
    Anthem, Inc.                              221,103  52,178,097       0.2%
#*  Apollo Endosurgery, Inc.                   22,051     126,793       0.0%
*   Applied Genetic Technologies Corp.         24,034     109,956       0.0%
#*  Aptevo Therapeutics, Inc.                  52,865     234,192       0.0%
#*  Aquinox Pharmaceuticals, Inc.               7,145      87,098       0.0%
#*  Aralez Pharmaceuticals, Inc.               44,728      63,066       0.0%
#*  Aratana Therapeutics, Inc.                 59,826     308,104       0.0%
*   Ardelyx, Inc.                              91,061     437,093       0.0%
#*  Arrowhead Pharmaceuticals, Inc.             8,350      53,607       0.0%
#*  Assembly Biosciences, Inc.                  4,031     175,268       0.0%
*   athenahealth, Inc.                         56,739   6,948,825       0.0%
    Atrion Corp.                                4,902   3,049,534       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE+    OF NET ASSETS**
                                                    ------- ----------- ---------------
Health Care -- (Continued)
#*  aTyr Pharma, Inc.                                26,907 $    60,541       0.0%
    Baxter International, Inc.                      216,549  15,050,155       0.1%
    Becton Dickinson and Co.                         64,977  15,066,217       0.1%
*   Bio-Rad Laboratories, Inc. Class A               43,988  11,160,195       0.1%
*   Bio-Rad Laboratories, Inc. Class B                2,960     817,182       0.0%
    Bio-Techne Corp.                                 56,845   8,578,479       0.0%
*   Biogen, Inc.                                     96,410  26,377,776       0.1%
#*  BioMarin Pharmaceutical, Inc.                    24,611   2,055,265       0.0%
#*  BioScrip, Inc.                                  183,767     483,307       0.0%
*   BioSpecifics Technologies Corp.                  15,129     641,772       0.0%
#*  BioTelemetry, Inc.                               91,956   3,512,719       0.0%
#*  Bluebird Bio, Inc.                               35,268   6,000,850       0.0%
*   Boston Scientific Corp.                         444,145  12,755,844       0.1%
#*  Bovie Medical Corp.                              16,167      56,423       0.0%
    Bristol-Myers Squibb Co.                        760,478  39,643,718       0.2%
#*  Brookdale Senior Living, Inc.                   611,484   4,427,144       0.0%
    Bruker Corp.                                    246,977   7,293,231       0.0%
*   Caladrius Biosciences, Inc.                      20,846      91,305       0.0%
#*  Cambrex Corp.                                   143,612   7,604,255       0.0%
    Cantel Medical Corp.                             79,179   8,873,591       0.0%
#*  Capital Senior Living Corp.                      86,323   1,014,295       0.0%
#   Cardinal Health, Inc.                           169,886  10,901,585       0.1%
#*  Castlight Health, Inc. Class B                   10,639      39,896       0.0%
#*  Catabasis Pharmaceuticals, Inc.                  21,687      35,133       0.0%
#*  Catalent, Inc.                                  354,697  14,581,594       0.1%
*   Celgene Corp.                                   215,795  18,795,744       0.1%
*   Celldex Therapeutics, Inc.                      298,513     220,900       0.0%
#*  Cellular Biomedicine Group, Inc.                  1,100      20,735       0.0%
*   Centene Corp.                                   253,565  27,532,088       0.1%
*   Cerner Corp.                                    138,591   8,072,926       0.0%
#*  Cesca Therapeutics, Inc.                          5,400       8,154       0.0%
*   Charles River Laboratories International, Inc.  153,624  16,006,085       0.1%
#   Chemed Corp.                                     41,634  12,832,431       0.1%
#*  Chiasma, Inc.                                    37,057      53,733       0.0%
*   Chimerix, Inc.                                  146,268     669,907       0.0%
    Cigna Corp.                                     229,785  39,481,659       0.2%
*   Citius Pharmaceuticals, Inc.                     13,938      35,542       0.0%
*   Civitas Solutions, Inc.                          29,117     414,917       0.0%
#*  Community Health Systems, Inc.                  369,914   1,398,275       0.0%
    Computer Programs & Systems, Inc.                22,595     674,461       0.0%
#*  Concert Pharmaceuticals, Inc.                    76,663   1,399,100       0.0%
#*  ConforMIS, Inc.                                  19,800      25,641       0.0%
    CONMED Corp.                                     62,622   4,072,309       0.0%
    Cooper Cos., Inc. (The)                          36,167   8,271,755       0.0%
#*  Corcept Therapeutics, Inc.                      202,497   3,377,650       0.0%
*   CorVel Corp.                                     52,150   2,557,957       0.0%
#*  Corvus Pharmaceuticals, Inc.                     12,247     117,571       0.0%
*   Cotiviti Holdings, Inc.                          74,213   2,563,317       0.0%
#*  Cross Country Healthcare, Inc.                  104,403   1,313,390       0.0%
#*  CryoLife, Inc.                                   83,711   1,879,312       0.0%
*   Cumberland Pharmaceuticals, Inc.                 40,261     261,294       0.0%
*   Cutera, Inc.                                     22,365   1,121,605       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                    SHARES     VALUE+    OF NET ASSETS**
                                   --------- ----------- ---------------
Health Care -- (Continued)
    CVS Health Corp.                 988,292 $69,012,430       0.3%
#*  CynergisTek, Inc.                  2,208      11,018       0.0%
#*  Cytokinetics, Inc.                 3,665      30,420       0.0%
    Danaher Corp.                    351,641  35,276,625       0.2%
*   DaVita, Inc.                     350,972  22,037,532       0.1%
    DENTSPLY SIRONA, Inc.            252,565  12,714,122       0.1%
#*  Depomed, Inc.                    168,276   1,056,773       0.0%
#*  Dermira, Inc.                     43,658     397,724       0.0%
#*  DexCom, Inc.                      26,640   1,949,515       0.0%
#*  Dicerna Pharmaceuticals, Inc.        900      10,989       0.0%
    Digirad Corp.                     23,800      35,700       0.0%
#*  Diplomat Pharmacy, Inc.          188,779   4,113,494       0.0%
#*  Eagle Pharmaceuticals, Inc.        2,965     154,210       0.0%
*   Edwards Lifesciences Corp.       100,660  12,820,058       0.1%
*   Electromed, Inc.                   8,494      45,358       0.0%
    Eli Lilly & Co.                  259,692  21,053,230       0.1%
*   Emergent BioSolutions, Inc.      137,350   7,122,971       0.0%
#*  Enanta Pharmaceuticals, Inc.      11,704   1,089,057       0.0%
    Encompass Health Corp.           363,885  22,131,486       0.1%
#*  Endo International P.L.C.        736,854   4,222,173       0.0%
    Ensign Group, Inc. (The)         169,224   4,716,273       0.0%
#*  Envision Healthcare Corp.        176,212   6,549,800       0.0%
*   Enzo Biochem, Inc.               149,410     896,460       0.0%
#*  Evolent Health, Inc. Class A     129,846   2,142,459       0.0%
#*  Exact Sciences Corp.              33,166   1,658,632       0.0%
*   Exelixis, Inc.                   297,567   6,195,345       0.0%
*   Express Scripts Holding Co.      729,276  55,206,193       0.2%
*   Five Prime Therapeutics, Inc.     63,228   1,059,069       0.0%
*   Five Star Senior Living, Inc.     21,077      25,292       0.0%
#*  Flex Pharma, Inc.                  3,200      15,360       0.0%
*   FONAR Corp.                       17,731     504,447       0.0%
#*  Fulgent Genetics, Inc.            25,976     103,644       0.0%
    Gilead Sciences, Inc.          1,079,751  77,990,415       0.3%
*   Globus Medical, Inc. Class A     211,312  10,817,061       0.1%
*   Haemonetics Corp.                113,330   8,844,273       0.0%
#*  Halozyme Therapeutics, Inc.       91,921   1,740,065       0.0%
#*  Halyard Health, Inc.             164,993   7,815,718       0.0%
#*  Hanger, Inc.                      63,789   1,167,339       0.0%
*   Harvard Bioscience, Inc.          90,176     518,512       0.0%
    HCA Healthcare, Inc.              62,915   6,023,482       0.0%
#*  HealthEquity, Inc.                43,426   2,851,785       0.0%
    HealthStream, Inc.                77,184   1,789,897       0.0%
#*  Henry Schein, Inc.               132,222  10,048,872       0.1%
#*  Heska Corp.                        8,367     682,915       0.0%
    Hill-Rom Holdings, Inc.          262,872  22,562,304       0.1%
*   HMS Holdings Corp.               212,690   3,830,547       0.0%
#*  Hologic, Inc.                    620,777  24,079,940       0.1%
*   Horizon Pharma P.L.C.            491,870   6,512,359       0.0%
    Humana, Inc.                     152,113  44,748,602       0.2%
*   Icad, Inc.                         9,255      35,262       0.0%
*   ICU Medical, Inc.                 46,210  11,631,057       0.1%
*   IDEXX Laboratories, Inc.          57,480  11,179,285       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Health Care -- (Continued)
*   Illumina, Inc.                           23,407 $  5,639,449       0.0%
#*  ImmuCell Corp.                            5,940       43,481       0.0%
#*  Immune Design Corp.                      13,300       49,210       0.0%
#*  Impax Laboratories, Inc.                160,842    3,023,830       0.0%
#*  Incyte Corp.                             36,901    2,285,648       0.0%
#*  Infinity Pharmaceuticals, Inc.          127,833      281,233       0.0%
*   InfuSystem Holdings, Inc.                29,391       81,022       0.0%
#*  Innoviva, Inc.                          133,135    1,930,457       0.0%
*   Inogen, Inc.                             29,860    4,197,719       0.0%
#*  Inovalon Holdings, Inc. Class A          19,390      204,564       0.0%
#*  Insulet Corp.                            15,693    1,349,598       0.0%
*   Integer Holdings Corp.                   74,575    4,094,167       0.0%
#*  Integra LifeSciences Holdings Corp.     167,674   10,333,749       0.1%
#*  Intra-Cellular Therapies, Inc.          121,522    2,116,913       0.0%
*   IntriCon Corp.                            8,894      207,230       0.0%
*   Intuitive Surgical, Inc.                 26,157   11,529,482       0.1%
#   Invacare Corp.                          117,933    2,146,381       0.0%
#*  Ionis Pharmaceuticals, Inc.              33,183    1,427,864       0.0%
*   IQVIA Holdings, Inc.                    160,680   15,386,717       0.1%
#*  iRadimed Corp.                            2,040       35,598       0.0%
*   IRIDEX Corp.                             12,103       66,324       0.0%
#*  Jazz Pharmaceuticals P.L.C.              61,084    9,287,211       0.1%
    Johnson & Johnson                     1,483,658  187,667,900       0.8%
#*  Juniper Pharmaceuticals, Inc.            22,871      186,399       0.0%
*   Karyopharm Therapeutics, Inc.             1,986       25,977       0.0%
    Kewaunee Scientific Corp.                 6,314      218,149       0.0%
*   Kindred Biosciences, Inc.                88,789      812,419       0.0%
    Kindred Healthcare, Inc.                349,209    3,107,960       0.0%
*   Laboratory Corp. of America Holdings    135,098   23,067,983       0.1%
#*  Lannett Co., Inc.                       101,012    1,575,787       0.0%
*   Lantheus Holdings, Inc.                  91,140    1,622,292       0.0%
*   Leap Therapeutics, Inc.                  15,358      105,202       0.0%
#   LeMaitre Vascular, Inc.                  49,735    1,564,166       0.0%
*   LHC Group, Inc.                          95,578    7,112,915       0.0%
*   LifePoint Health, Inc.                  135,178    6,475,026       0.0%
#*  Ligand Pharmaceuticals, Inc.             34,221    5,299,122       0.0%
#*  Lipocine, Inc.                           41,781       65,178       0.0%
*   LivaNova P.L.C.                         109,924    9,759,053       0.1%
#   Luminex Corp.                           106,666    2,277,319       0.0%
#*  MacroGenics, Inc.                         9,009      207,748       0.0%
*   Magellan Health, Inc.                    85,425    7,162,886       0.0%
#*  Mallinckrodt P.L.C.                     154,637    2,010,281       0.0%
*   Masimo Corp.                            126,336   11,336,129       0.1%
    McKesson Corp.                          136,612   21,340,161       0.1%
#*  Medidata Solutions, Inc.                 24,690    1,761,878       0.0%
*   MEDNAX, Inc.                            181,587    8,336,659       0.0%
#*  Medpace Holdings, Inc.                   68,679    2,540,436       0.0%
    Medtronic P.L.C.                        627,581   50,288,066       0.2%
*   MEI Pharma, Inc.                         83,632      187,336       0.0%
#*  Melinta Therapeutics, Inc.               41,163      279,908       0.0%
    Merck & Co., Inc.                     1,225,225   72,128,996       0.3%
#   Meridian Bioscience, Inc.               121,128    1,768,469       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                        --------- ------------ ---------------
Health Care -- (Continued)
*   Merit Medical Systems, Inc.           104,794 $  5,082,509       0.0%
#   Merrimack Pharmaceuticals, Inc.        17,298      146,687       0.0%
*   Mettler-Toledo International, Inc.     16,178    9,058,548       0.1%
*   Micron Solutions, Inc.                  1,790        6,669       0.0%
#*  Minerva Neurosciences, Inc.            23,502      153,938       0.0%
#*  Mirati Therapeutics, Inc.              33,499    1,031,769       0.0%
#*  Misonix, Inc.                           8,260       90,860       0.0%
#*  Molecular Templates, Inc.               8,218       72,483       0.0%
#*  Molina Healthcare, Inc.               181,634   15,121,030       0.1%
*   Momenta Pharmaceuticals, Inc.         161,798    3,365,398       0.0%
*   Mylan NV                              490,110   18,996,664       0.1%
#*  Myriad Genetics, Inc.                 193,800    5,482,602       0.0%
#*  Nabriva Therapeutics P.L.C.            16,889       81,067       0.0%
    National HealthCare Corp.              27,263    1,670,677       0.0%
#   National Research Corp.                36,401    1,190,313       0.0%
*   Natus Medical, Inc.                    83,592    2,762,716       0.0%
#*  Nektar Therapeutics                    21,730    1,817,932       0.0%
#*  Neogen Corp.                           91,316    6,223,185       0.0%
#*  NeoGenomics, Inc.                       1,600       15,328       0.0%
#*  Neurocrine Biosciences, Inc.           39,964    3,240,281       0.0%
*   Neurotrope, Inc.                        2,300       20,217       0.0%
#*  NewLink Genetics Corp.                 10,777       49,143       0.0%
#*  Novus Therapeutics, Inc.                2,800       12,824       0.0%
#*  NuVasive, Inc.                        166,023    8,834,084       0.0%
#*  Nuvectra Corp.                         25,940      334,107       0.0%
*   Omnicell, Inc.                         86,201    3,715,263       0.0%
*   Ophthotech Corp.                       67,379      177,207       0.0%
#*  OPKO Health, Inc.                     346,194    1,052,430       0.0%
*   OraSure Technologies, Inc.            124,928    2,214,973       0.0%
*   Orthofix International NV              50,292    3,068,818       0.0%
*   Otonomy, Inc.                          76,090      285,337       0.0%
#   Owens & Minor, Inc.                   202,266    3,286,822       0.0%
#   Patterson Cos., Inc.                  300,856    7,003,928       0.0%
#*  PDL BioPharma, Inc.                   501,731    1,465,055       0.0%
#   PerkinElmer, Inc.                     138,660   10,172,098       0.1%
#   Perrigo Co. P.L.C.                     84,576    6,608,769       0.0%
*   Pfenex, Inc.                           30,749      170,964       0.0%
    Pfizer, Inc.                        5,173,380  189,397,442       0.8%
    Phibro Animal Health Corp. Class A     49,361    2,087,970       0.0%
*   PRA Health Sciences, Inc.             125,579   10,318,826       0.1%
#*  Premier, Inc. Class A                 161,068    5,313,633       0.0%
#*  Prestige Brands Holdings, Inc.        159,009    4,681,225       0.0%
*   Pro-Dex, Inc.                           1,700       11,475       0.0%
*   ProPhase Labs, Inc.                       628        1,796       0.0%
#*  Proteon Therapeutics, Inc.             18,561       38,978       0.0%
*   Providence Service Corp. (The)         44,020    3,340,238       0.0%
    Psychemedics Corp.                      1,810       38,119       0.0%
*   PTC Therapeutics, Inc.                 11,500      318,895       0.0%
*   Quality Systems, Inc.                 170,171    2,285,397       0.0%
    Quest Diagnostics, Inc.               214,056   21,662,467       0.1%
#*  Quidel Corp.                           59,492    3,373,196       0.0%
#*  Quorum Health Corp.                    88,839      626,315       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE+    OF NET ASSETS**
                                             ------- ------------ ---------------
Health Care -- (Continued)
*   R1 RCM, Inc.                              39,576 $    294,050       0.0%
*   RadNet, Inc.                              86,100    1,140,825       0.0%
*   Regeneron Pharmaceuticals, Inc.           21,372    6,490,249       0.0%
#*  Repligen Corp.                            95,975    3,551,075       0.0%
    ResMed, Inc.                              68,752    6,506,689       0.0%
#*  Retrophin, Inc.                           39,324      987,032       0.0%
#*  Rocket Pharmaceuticals, Inc.               3,755       64,736       0.0%
*   RTI Surgical, Inc.                       203,148      893,851       0.0%
#*  Sage Therapeutics, Inc.                    6,513      937,351       0.0%
*   Savara, Inc.                               9,459       87,590       0.0%
#*  SCYNEXIS, Inc.                            48,941       57,750       0.0%
*   SeaSpine Holdings Corp.                   39,305      452,401       0.0%
#*  Seattle Genetics, Inc.                    19,246      985,203       0.0%
*   Select Medical Holdings Corp.            526,125    9,496,556       0.1%
#*  Sharps Compliance Corp.                   11,364       45,229       0.0%
*   Sierra Oncology, Inc.                     73,834      152,098       0.0%
    Simulations Plus, Inc.                     4,400       72,380       0.0%
*   Soleno Therapeutics, Inc.                  4,808        7,981       0.0%
#*  Spectrum Pharmaceuticals, Inc.           126,019    2,006,222       0.0%
#*  SteadyMed, Ltd.                           10,116       47,545       0.0%
#*  Stemline Therapeutics, Inc.               10,496      180,531       0.0%
#   STERIS P.L.C.                             93,605    8,847,545       0.0%
    Stryker Corp.                             90,871   15,395,365       0.1%
*   Supernus Pharmaceuticals, Inc.           139,838    6,558,402       0.0%
#*  Surgery Partners, Inc.                    11,308      180,928       0.0%
*   Surmodics, Inc.                           43,052    1,607,992       0.0%
#*  Syndax Pharmaceuticals, Inc.              49,649      518,336       0.0%
#*  Syneos Health, Inc.                      211,249    8,048,587       0.0%
*   Synlogic, Inc.                             1,303       17,174       0.0%
#*  Taro Pharmaceutical Industries, Ltd.      57,164    5,829,585       0.0%
    Teleflex, Inc.                            80,435   21,546,928       0.1%
#*  Tenet Healthcare Corp.                   416,654    9,974,697       0.1%
#*  Tetraphase Pharmaceuticals, Inc.         133,746      430,662       0.0%
    Thermo Fisher Scientific, Inc.           196,785   41,393,725       0.2%
#*  Tivity Health, Inc.                      160,548    5,771,701       0.0%
*   Tonix Pharmaceuticals Holding Corp.        6,057       18,898       0.0%
#*  Tracon Pharmaceuticals, Inc.              10,224       25,560       0.0%
#*  TransEnterix, Inc.                        42,825       73,659       0.0%
#*  Trevena, Inc.                              9,834       18,291       0.0%
*   Triple-S Management Corp. Class B         65,573    1,858,995       0.0%
*   United Therapeutics Corp.                191,881   21,128,017       0.1%
    UnitedHealth Group, Inc.                 617,082  145,878,185       0.6%
    Universal Health Services, Inc. Class B  138,443   15,810,191       0.1%
#   US Physical Therapy, Inc.                 38,589    3,521,246       0.0%
#   Utah Medical Products, Inc.                7,296      740,909       0.0%
#*  Varex Imaging Corp.                      126,507    4,552,987       0.0%
#*  Varian Medical Systems, Inc.              55,451    6,409,581       0.0%
*   VBI Vaccines, Inc.                        41,641      130,336       0.0%
*   Veeva Systems, Inc. Class A               42,980    3,014,187       0.0%
*   Verastem, Inc.                            15,553       64,856       0.0%
*   Vertex Pharmaceuticals, Inc.              23,222    3,556,682       0.0%
#*  Vical, Inc.                                4,500        6,570       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                         SHARES      VALUE+     OF NET ASSETS**
                                         ------- -------------- ---------------
Health Care -- (Continued)
*   Waters Corp.                          31,040 $    5,848,246       0.0%
*   WellCare Health Plans, Inc.           81,449     16,710,077       0.1%
    West Pharmaceutical Services, Inc.    86,513      7,631,312       0.0%
#*  XBiotech, Inc.                         9,238         44,435       0.0%
#*  Xencor, Inc.                          20,674        599,339       0.0%
#*  Xenon Pharmaceuticals, Inc.           11,120         67,832       0.0%
#*  Zafgen, Inc.                          51,851        352,068       0.0%
    Zimmer Biomet Holdings, Inc.          91,141     10,496,709       0.1%
    Zoetis, Inc.                         171,864     14,347,207       0.1%
#*  Zogenix, Inc.                          2,200         86,460       0.0%
#*  Zynerba Pharmaceuticals, Inc.          7,863         80,753       0.0%
                                                 --------------      ----
Total Health Care                                 2,654,667,774      11.0%
                                                 --------------      ----
Industrials -- (13.1%)
    3M Co.                               287,391     55,865,936       0.2%
#   AAON, Inc.                           141,819      4,821,846       0.0%
    AAR Corp.                             86,264      3,735,231       0.0%
#   ABM Industries, Inc.                 224,151      6,977,821       0.0%
*   Acacia Research Corp.                 80,906        295,307       0.0%
    ACCO Brands Corp.                    357,641      4,309,574       0.0%
    Acme United Corp.                      7,309        156,120       0.0%
#   Actuant Corp. Class A                160,352      3,776,290       0.0%
#   Acuity Brands, Inc.                   64,654      7,743,610       0.0%
*   Advanced Disposal Services, Inc.      20,689        455,986       0.0%
#   Advanced Drainage Systems, Inc.       62,786      1,582,207       0.0%
*   AECOM                                357,135     12,299,729       0.1%
*   Aegion Corp.                          89,592      2,032,842       0.0%
*   AeroCentury Corp.                      1,459         23,271       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.    196,320      5,485,181       0.0%
#*  Aerovironment, Inc.                   53,418      2,911,281       0.0%
    AGCO Corp.                           226,629     14,205,106       0.1%
    Air Lease Corp.                      345,744     14,414,067       0.1%
*   Air T, Inc.                              800         21,760       0.0%
*   Air Transport Services Group, Inc.   321,654      6,510,277       0.0%
    Aircastle, Ltd.                      271,282      5,317,127       0.0%
    Alamo Group, Inc.                     32,245      3,529,860       0.0%
#   Alaska Air Group, Inc.               289,916     18,824,246       0.1%
#   Albany International Corp. Class A    89,830      5,313,445       0.0%
#   Allegiant Travel Co.                  63,975     10,251,994       0.1%
#   Allegion P.L.C.                       90,778      7,006,246       0.0%
    Allied Motion Technologies, Inc.      38,843      1,548,670       0.0%
#   Allison Transmission Holdings, Inc.  336,464     13,118,731       0.1%
*   Alpha PRO Tech, Ltd.                  28,782         94,981       0.0%
    Altra Industrial Motion Corp.        102,543      4,270,916       0.0%
    AMERCO                                34,523     11,652,203       0.1%
*   Ameresco, Inc. Class A                54,602        647,034       0.0%
#   American Airlines Group, Inc.        199,017      8,543,800       0.0%
#   American Railcar Industries, Inc.     39,572      1,501,757       0.0%
#*  American Superconductor Corp.            952          5,617       0.0%
*   American Woodmark Corp.               65,428      5,378,182       0.0%
    AMETEK, Inc.                         297,365     20,756,077       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE+    OF NET ASSETS**
                                           ------- ----------- ---------------
Industrials -- (Continued)
*   AMREP Corp.                             12,983 $    93,802       0.0%
    AO Smith Corp.                         136,257   8,359,367       0.0%
#   Apogee Enterprises, Inc.                98,554   4,051,555       0.0%
    Applied Industrial Technologies, Inc.  129,637   8,290,286       0.0%
*   ARC Document Solutions, Inc.           130,947     288,083       0.0%
*   ARC Group Worldwide, Inc.               19,402      44,625       0.0%
#   ArcBest Corp.                           42,847   1,375,389       0.0%
    Arconic, Inc.                          594,089  10,580,725       0.1%
    Argan, Inc.                             83,846   3,353,840       0.0%
*   Armstrong Flooring, Inc.                87,477   1,080,341       0.0%
*   Armstrong World Industries, Inc.       142,770   7,995,120       0.0%
*   Arotech Corp.                           67,196     215,027       0.0%
*   ASGN, Inc.                             168,848  13,614,214       0.1%
#   Astec Industries, Inc.                  62,044   3,447,165       0.0%
#*  Astronics Corp.                         69,339   2,536,421       0.0%
#*  Astronics Corp. Class B                 25,127     917,387       0.0%
*   Atkore International Group, Inc.       106,374   1,890,266       0.0%
#*  Atlas Air Worldwide Holdings, Inc.      88,229   5,593,719       0.0%
*   Avalon Holdings Corp. Class A            1,202       2,512       0.0%
#*  Avis Budget Group, Inc.                279,032  13,786,971       0.1%
#*  Axon Enterprise, Inc.                   94,811   3,980,166       0.0%
#   AZZ, Inc.                               81,423   3,627,395       0.0%
#*  Babcock & Wilcox Enterprises, Inc.     488,015   1,112,674       0.0%
    Barnes Group, Inc.                     142,289   7,901,308       0.0%
    Barrett Business Services, Inc.         22,529   1,971,738       0.0%
*   Beacon Roofing Supply, Inc.            189,451   9,273,626       0.1%
#   BG Staffing, Inc.                        8,539     162,839       0.0%
#*  BlueLinx Holdings, Inc.                  8,614     346,455       0.0%
*   BMC Stock Holdings, Inc.               210,904   3,638,094       0.0%
    Boeing Co. (The)                       269,827  90,003,494       0.4%
    Brady Corp. Class A                    130,634   4,755,078       0.0%
    Briggs & Stratton Corp.                114,434   2,063,245       0.0%
    Brink's Co. (The)                      183,297  13,527,319       0.1%
*   Broadwind Energy, Inc.                  19,832      52,356       0.0%
*   Builders FirstSource, Inc.             421,990   7,692,878       0.0%
    BWX Technologies, Inc.                 193,548  13,122,554       0.1%
*   CAI International, Inc.                 69,405   1,560,224       0.0%
    Carlisle Cos., Inc.                    103,718  11,173,540       0.1%
*   Casella Waste Systems, Inc. Class A    104,332   2,557,177       0.0%
    Caterpillar, Inc.                      431,816  62,336,958       0.3%
*   CBIZ, Inc.                             182,220   3,389,292       0.0%
#   CECO Environmental Corp.               107,924     507,243       0.0%
#   Celadon Group, Inc.                     71,433     200,727       0.0%
#   CH Robinson Worldwide, Inc.             67,324   6,195,828       0.0%
#*  Chart Industries, Inc.                 106,930   6,067,208       0.0%
#   Chicago Bridge & Iron Co. NV           235,031   3,548,968       0.0%
    Chicago Rivet & Machine Co.                653      18,947       0.0%
#*  Cimpress NV                             48,517   6,977,230       0.0%
#   Cintas Corp.                            77,576  13,211,193       0.1%
#   CIRCOR International, Inc.              67,689   2,867,983       0.0%
*   Civeo Corp.                            317,835   1,064,747       0.0%
*   Clean Harbors, Inc.                    195,185   8,939,473       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Industrials -- (Continued)
*   Colfax Corp.                                   251,461 $ 7,797,806       0.0%
    Columbus McKinnon Corp.                         63,773   2,288,175       0.0%
    Comfort Systems USA, Inc.                      120,426   5,081,977       0.0%
*   Command Security Corp.                          10,654      29,938       0.0%
*   Commercial Vehicle Group, Inc.                 147,761     991,476       0.0%
    CompX International, Inc.                        3,471      47,726       0.0%
*   Continental Building Products, Inc.            152,572   4,287,273       0.0%
*   Continental Materials Corp.                      1,019      19,318       0.0%
    Copa Holdings SA Class A                        82,408   9,655,745       0.1%
#*  Copart, Inc.                                   331,246  16,920,046       0.1%
    Costamare, Inc.                                147,366   1,000,615       0.0%
*   CoStar Group, Inc.                              12,270   4,498,918       0.0%
#   Covanta Holding Corp.                          675,659  10,067,319       0.1%
*   Covenant Transportation Group, Inc. Class A     62,332   1,729,713       0.0%
#*  CPI Aerostructures, Inc.                        21,643     206,691       0.0%
    CRA International, Inc.                         21,532   1,215,912       0.0%
    Crane Co.                                      141,893  11,867,931       0.1%
*   CSW Industrials, Inc.                           14,602     632,997       0.0%
    CSX Corp.                                      886,726  52,662,657       0.2%
#   Cubic Corp.                                     87,633   5,411,338       0.0%
    Cummins, Inc.                                  130,133  20,803,061       0.1%
    Curtiss-Wright Corp.                           142,599  18,258,376       0.1%
    Deere & Co.                                    166,142  22,483,997       0.1%
    Delta Air Lines, Inc.                        1,138,794  59,467,823       0.3%
    Deluxe Corp.                                   174,643  11,970,031       0.1%
*   DLH Holdings Corp.                              23,277     135,705       0.0%
    DMC Global, Inc.                                39,745   1,538,132       0.0%
#   Donaldson Co., Inc.                            210,355   9,310,312       0.1%
    Douglas Dynamics, Inc.                         107,651   4,494,429       0.0%
    Dover Corp.                                    211,947  19,647,487       0.1%
*   Ducommun, Inc.                                  20,564     598,207       0.0%
    Dun & Bradstreet Corp. (The)                    46,872   5,404,810       0.0%
*   DXP Enterprises, Inc.                           54,911   1,993,269       0.0%
#*  Dycom Industries, Inc.                         133,264  13,840,799       0.1%
*   Eagle Bulk Shipping, Inc.                       11,125      56,293       0.0%
    Eastern Co. (The)                               16,904     480,074       0.0%
    Eaton Corp. P.L.C.                             285,490  21,420,315       0.1%
#*  Echo Global Logistics, Inc.                    110,144   3,006,931       0.0%
    Ecology and Environment, Inc. Class A            3,767      49,159       0.0%
    EMCOR Group, Inc.                              183,159  13,478,671       0.1%
    Emerson Electric Co.                           321,806  21,371,136       0.1%
    Encore Wire Corp.                               69,879   3,679,129       0.0%
#*  Energy Focus, Inc.                               4,428      12,354       0.0%
    EnerSys                                        123,163   8,444,055       0.0%
#*  Engility Holdings, Inc.                         38,834     987,160       0.0%
    Ennis, Inc.                                     81,778   1,463,826       0.0%
    EnPro Industries, Inc.                          66,931   5,029,865       0.0%
#   EnviroStar, Inc.                                   100       3,650       0.0%
    Equifax, Inc.                                   94,870  10,630,184       0.1%
#   ESCO Technologies, Inc.                         70,087   3,914,359       0.0%
    Espey Manufacturing & Electronics Corp.          4,614     122,500       0.0%
    Essendant, Inc.                                123,084     915,745       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE+    OF NET ASSETS**
                                                  --------- ----------- ---------------
Industrials -- (Continued)
*   Esterline Technologies Corp.                     97,269 $ 6,988,778       0.0%
#   Expeditors International of Washington, Inc.     83,843   5,354,214       0.0%
    Exponent, Inc.                                   64,776   5,596,646       0.0%
#   Fastenal Co.                                    127,276   6,362,527       0.0%
    Federal Signal Corp.                            230,431   4,991,135       0.0%
    FedEx Corp.                                     275,432  68,086,790       0.3%
#   Flowserve Corp.                                 180,069   7,996,864       0.0%
    Fluor Corp.                                     212,871  12,548,745       0.1%
    Forrester Research, Inc.                         39,537   1,573,573       0.0%
    Fortive Corp.                                   169,508  11,918,107       0.1%
    Fortune Brands Home & Security, Inc.            180,836   9,889,921       0.1%
    Forward Air Corp.                               102,184   5,516,914       0.0%
*   Franklin Covey Co.                               39,267     958,115       0.0%
    Franklin Electric Co., Inc.                     127,171   5,214,011       0.0%
    FreightCar America, Inc.                         42,537     592,966       0.0%
*   FTI Consulting, Inc.                            152,362   8,897,941       0.1%
*   Gardner Denver Holdings, Inc.                    49,009   1,550,155       0.0%
#   GATX Corp.                                      100,886   6,581,803       0.0%
*   GEE Group, Inc.                                   9,285      23,213       0.0%
*   Gencor Industries, Inc.                          28,911     449,566       0.0%
*   Generac Holdings, Inc.                          224,743  10,115,682       0.1%
#   General Cable Corp.                             166,267   4,929,817       0.0%
    General Dynamics Corp.                          129,818  26,133,662       0.1%
    General Electric Co.                          3,481,279  48,981,596       0.2%
#*  Genesee & Wyoming, Inc. Class A                 144,596  10,295,235       0.1%
*   Gibraltar Industries, Inc.                       85,001   2,987,785       0.0%
    Global Brass & Copper Holdings, Inc.             66,436   1,993,080       0.0%
#*  Global Power Equipment Group, Inc.               23,539      57,671       0.0%
*   GMS, Inc.                                       141,482   4,408,579       0.0%
*   Golden Ocean Group, Ltd.                         20,259     163,693       0.0%
*   Goldfield Corp. (The)                            86,077     361,523       0.0%
    Gorman-Rupp Co. (The)                            96,262   3,030,328       0.0%
*   GP Strategies Corp.                              61,912   1,290,865       0.0%
    Graco, Inc.                                     245,370  10,793,826       0.1%
    Graham Corp.                                     28,775     620,965       0.0%
#   Granite Construction, Inc.                      110,676   5,797,209       0.0%
*   Great Lakes Dredge & Dock Corp.                 210,653     969,004       0.0%
    Greenbrier Cos., Inc. (The)                      47,338   2,075,771       0.0%
#   Griffon Corp.                                   157,611   3,136,459       0.0%
    H&E Equipment Services, Inc.                    150,001   4,852,532       0.0%
    Hardinge, Inc.                                   16,040     294,174       0.0%
    Harris Corp.                                    192,946  30,180,613       0.1%
*   Harsco Corp.                                    256,028   5,235,773       0.0%
#   Hawaiian Holdings, Inc.                         265,654  10,944,945       0.1%
#*  HC2 Holdings, Inc.                               10,474      53,417       0.0%
*   HD Supply Holdings, Inc.                        331,973  12,850,675       0.1%
#   Healthcare Services Group, Inc.                  71,247   2,752,272       0.0%
#   Heartland Express, Inc.                         328,873   5,863,806       0.0%
#   HEICO Corp.                                      77,577   6,815,139       0.0%
    HEICO Corp. Class A                             119,840   8,646,456       0.0%
    Heidrick & Struggles International, Inc.         64,387   2,424,171       0.0%
*   Herc Holdings, Inc.                             105,480   5,553,522       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE+    OF NET ASSETS**
                                                ------- ----------- ---------------
Industrials -- (Continued)
*   Heritage-Crystal Clean, Inc.                 44,557 $   942,381       0.0%
#   Herman Miller, Inc.                         242,157   7,434,220       0.0%
#*  Hertz Global Holdings, Inc.                 288,273   6,313,179       0.0%
    Hexcel Corp.                                305,271  20,291,363       0.1%
*   Hill International, Inc.                    105,457     558,922       0.0%
    Hillenbrand, Inc.                           261,472  12,119,227       0.1%
    HNI Corp.                                   165,401   5,522,739       0.0%
    Honeywell International, Inc.               369,931  53,521,617       0.2%
*   Houston Wire & Cable Co.                     52,050     374,760       0.0%
*   Hub Group, Inc. Class A                     105,877   4,653,294       0.0%
    Hubbell, Inc.                               110,245  11,450,046       0.1%
*   Hudson Global, Inc.                          43,679      82,117       0.0%
#*  Hudson Technologies, Inc.                   133,838     586,210       0.0%
    Huntington Ingalls Industries, Inc.          74,102  18,022,347       0.1%
    Hurco Cos., Inc.                             14,285     631,397       0.0%
*   Huron Consulting Group, Inc.                 64,664   2,421,667       0.0%
    Hyster-Yale Materials Handling, Inc.         34,621   2,465,015       0.0%
    ICF International, Inc.                      44,578   2,991,184       0.0%
#*  Ideal Power, Inc.                             6,100       7,320       0.0%
    IDEX Corp.                                   90,982  12,160,654       0.1%
#*  IES Holdings, Inc.                           26,151     441,952       0.0%
    Illinois Tool Works, Inc.                   114,813  16,305,742       0.1%
    Ingersoll-Rand P.L.C.                       234,799  19,697,288       0.1%
*   InnerWorkings, Inc.                         227,265   2,295,377       0.0%
#*  Innovative Solutions & Support, Inc.         32,517     116,736       0.0%
    Insperity, Inc.                             130,500  10,472,625       0.1%
#   Insteel Industries, Inc.                     72,830   2,187,085       0.0%
    Interface, Inc.                             194,886   4,287,492       0.0%
#*  Intersections, Inc.                          30,961      54,491       0.0%
    ITT, Inc.                                   248,892  12,168,330       0.1%
    Jacobs Engineering Group, Inc.              170,138   9,883,316       0.1%
#   JB Hunt Transport Services, Inc.             61,308   7,199,398       0.0%
*   JELD-WEN Holding, Inc.                       58,844   1,654,105       0.0%
*   JetBlue Airways Corp.                       880,966  16,905,738       0.1%
#   John Bean Technologies Corp.                 73,932   7,966,173       0.0%
    Johnson Controls International P.L.C.       372,034  12,600,792       0.1%
    Kadant, Inc.                                 31,466   2,902,739       0.0%
#   Kaman Corp.                                  93,994   5,699,796       0.0%
    Kansas City Southern                        127,913  13,639,363       0.1%
    KAR Auction Services, Inc.                  424,705  22,080,413       0.1%
#   KBR, Inc.                                   486,471   8,119,201       0.0%
    Kelly Services, Inc. Class A                115,200   3,370,752       0.0%
    Kelly Services, Inc. Class B                  1,275      43,433       0.0%
#   Kennametal, Inc.                            243,296   8,868,139       0.0%
#*  KeyW Holding Corp. (The)                     63,706     493,084       0.0%
    Kforce, Inc.                                108,229   2,873,480       0.0%
    Kimball International, Inc. Class B         160,517   2,651,741       0.0%
#*  Kirby Corp.                                 145,361  12,399,293       0.1%
*   KLX, Inc.                                   167,102  13,072,389       0.1%
#   Knight-Swift Transportation Holdings, Inc.  429,071  16,738,060       0.1%
    Knoll, Inc.                                 196,123   3,740,066       0.0%
    Korn/Ferry International                    179,507   9,596,444       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Industrials -- (Continued)
#*  Kratos Defense & Security Solutions, Inc.  274,113 $ 2,743,871       0.0%
    L3 Technologies, Inc.                       88,894  17,412,557       0.1%
    Landstar System, Inc.                       83,378   8,475,374       0.0%
*   Lawson Products, Inc.                       22,431     519,278       0.0%
#*  Layne Christensen Co.                       38,468     542,783       0.0%
*   LB Foster Co. Class A                       32,814     772,770       0.0%
#   Lennox International, Inc.                  45,367   8,772,617       0.0%
#*  Limbach Holdings, Inc.                      13,496     169,510       0.0%
    Lincoln Electric Holdings, Inc.            139,234  11,538,322       0.1%
#   Lindsay Corp.                               27,852   2,447,077       0.0%
    Lockheed Martin Corp.                       85,110  27,306,692       0.1%
    LS Starrett Co. (The) Class A               16,757     102,218       0.0%
    LSC Communications, Inc.                   108,003   1,887,892       0.0%
    LSI Industries, Inc.                        78,665     482,216       0.0%
*   Lydall, Inc.                                59,584   2,657,446       0.0%
#   Macquarie Infrastructure Corp.              94,385   3,577,192       0.0%
*   Manitex International, Inc.                 31,891     328,158       0.0%
*   Manitowoc Co., Inc. (The)                  122,589   3,021,819       0.0%
    ManpowerGroup, Inc.                        111,195  10,643,585       0.1%
    Marten Transport, Ltd.                     105,553   2,058,284       0.0%
    Masco Corp.                                163,229   6,181,482       0.0%
#*  Masonite International Corp.               110,741   6,721,979       0.0%
#*  MasTec, Inc.                               272,963  12,010,372       0.1%
*   Mastech Digital, Inc.                        6,302      92,324       0.0%
    Matson, Inc.                               171,840   5,022,883       0.0%
#   Matthews International Corp. Class A        88,965   4,372,630       0.0%
    McGrath RentCorp                            93,741   5,524,157       0.0%
#*  Mercury Systems, Inc.                      106,468   3,415,493       0.0%
*   Meritor, Inc.                              328,501   6,395,914       0.0%
#*  Middleby Corp. (The)                        84,891  10,682,683       0.1%
*   Milacron Holdings Corp.                    236,324   4,260,922       0.0%
    Miller Industries, Inc.                     16,917     418,696       0.0%
*   Mistras Group, Inc.                         71,775   1,397,459       0.0%
    Mobile Mini, Inc.                          145,080   6,093,360       0.0%
*   Moog, Inc. Class A                         107,607   8,820,546       0.0%
*   MRC Global, Inc.                           228,754   4,284,562       0.0%
    MSA Safety, Inc.                            91,264   7,925,366       0.0%
    MSC Industrial Direct Co., Inc. Class A    151,674  13,110,701       0.1%
    Mueller Industries, Inc.                   199,073   5,410,804       0.0%
    Mueller Water Products, Inc. Class A       627,862   6,146,769       0.0%
#   Multi-Color Corp.                           67,745   4,400,038       0.0%
*   MYR Group, Inc.                             63,726   1,911,780       0.0%
#   National Presto Industries, Inc.            17,015   1,629,186       0.0%
*   Navigant Consulting, Inc.                  144,805   3,097,379       0.0%
#*  Navistar International Corp.               124,667   4,339,658       0.0%
*   NCI Building Systems, Inc.                 273,187   4,780,773       0.0%
*   Nexeo Solutions, Inc.                        2,069      21,083       0.0%
#   Nielsen Holdings P.L.C.                    435,544  13,697,859       0.1%
*   NL Industries, Inc.                         94,982     726,612       0.0%
    NN, Inc.                                    94,081   1,909,844       0.0%
#   Nordson Corp.                               81,874  10,528,996       0.1%
    Norfolk Southern Corp.                     273,828  39,286,103       0.2%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Industrials -- (Continued)
    Northrop Grumman Corp.                    73,523 $23,677,347       0.1%
*   Northwest Pipe Co.                        15,204     299,975       0.0%
#*  NOW, Inc.                                371,732   4,509,109       0.0%
#*  NV5 Global, Inc.                          29,752   1,750,905       0.0%
    Old Dominion Freight Line, Inc.          228,131  30,537,616       0.1%
#   Omega Flex, Inc.                           8,973     585,937       0.0%
    Orbital ATK, Inc.                        153,225  20,283,926       0.1%
*   Orion Group Holdings, Inc.                85,083     515,603       0.0%
    Oshkosh Corp.                            227,905  16,445,625       0.1%
    Owens Corning                            261,607  17,132,642       0.1%
    PACCAR, Inc.                             409,972  26,102,917       0.1%
*   PAM Transportation Services, Inc.          8,105     291,699       0.0%
*   Pangaea Logistics Solutions, Ltd.         17,359      54,160       0.0%
    Park-Ohio Holdings Corp.                  41,033   1,555,151       0.0%
    Parker-Hannifin Corp.                    115,371  18,992,374       0.1%
*   Patrick Industries, Inc.                 111,700   6,355,730       0.0%
*   Patriot Transportation Holding, Inc.       5,518      99,876       0.0%
    Pendrell Corp.                               377     260,130       0.0%
    Pentair P.L.C.                           200,418  13,484,123       0.1%
*   Performant Financial Corp.               133,092     401,938       0.0%
*   Perma-Fix Environmental Services          17,638      78,489       0.0%
*   Perma-Pipe International Holdings, Inc.   16,930     153,217       0.0%
*   PGT Innovations, Inc.                    267,304   4,664,455       0.0%
#*  Pioneer Power Solutions, Inc.              6,400      37,760       0.0%
    Pitney Bowes, Inc.                       314,849   3,217,757       0.0%
#*  Polar Power, Inc.                          7,020      41,523       0.0%
#   Powell Industries, Inc.                   38,037   1,143,012       0.0%
#*  Power Solutions International, Inc.        2,080      15,600       0.0%
    Preformed Line Products Co.               11,022     741,230       0.0%
    Primoris Services Corp.                  178,714   4,573,291       0.0%
#*  Proto Labs, Inc.                          45,178   5,382,959       0.0%
    Quad/Graphics, Inc.                      167,917   4,149,229       0.0%
    Quanex Building Products Corp.           116,978   2,006,173       0.0%
*   Quanta Services, Inc.                    433,210  14,079,325       0.1%
*   Quest Resource Holding Corp.              14,300      27,027       0.0%
*   Radiant Logistics, Inc.                  120,344     424,814       0.0%
    Raven Industries, Inc.                    97,890   3,582,774       0.0%
    Raytheon Co.                             138,371  28,357,753       0.1%
#*  RBC Bearings, Inc.                        57,016   6,635,522       0.0%
    RCM Technologies, Inc.                    15,191      78,993       0.0%
    Regal Beloit Corp.                       112,735   8,026,732       0.0%
    Republic Services, Inc.                  383,558  24,808,531       0.1%
    Resources Connection, Inc.                89,456   1,399,986       0.0%
    REV Group, Inc.                          113,256   2,044,271       0.0%
*   Rexnord Corp.                            346,718   9,538,212       0.1%
#*  Roadrunner Transportation Systems, Inc.   75,595     162,529       0.0%
    Robert Half International, Inc.          157,126   9,545,405       0.1%
    Rockwell Automation, Inc.                 64,725  10,649,204       0.1%
    Rockwell Collins, Inc.                   213,567  28,306,170       0.1%
#   Rollins, Inc.                            154,277   7,485,520       0.0%
    Roper Technologies, Inc.                  48,407  12,788,645       0.1%
    RPX Corp.                                168,577   1,825,689       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Industrials -- (Continued)
*   Rush Enterprises, Inc. Class A             107,789 $ 4,401,025       0.0%
*   Rush Enterprises, Inc. Class B              12,937     503,379       0.0%
    Ryder System, Inc.                         225,145  15,181,527       0.1%
*   Saia, Inc.                                  88,327   5,833,998       0.0%
#   Scorpio Bulkers, Inc.                       86,751     663,645       0.0%
#*  Sensata Technologies Holding P.L.C.        356,541  18,083,760       0.1%
    Servotronics, Inc.                           1,473      13,949       0.0%
*   SIFCO Industries, Inc.                       7,118      38,793       0.0%
#   Simpson Manufacturing Co., Inc.            129,555   7,084,067       0.0%
#*  SiteOne Landscape Supply, Inc.              57,387   3,931,010       0.0%
    SkyWest, Inc.                              177,099  10,076,933       0.1%
#   Snap-on, Inc.                               71,861  10,437,810       0.1%
    Southwest Airlines Co.                     730,646  38,600,028       0.2%
*   SP Plus Corp.                               77,655   2,729,573       0.0%
    Spartan Motors, Inc.                        74,981   1,338,411       0.0%
*   Sparton Corp.                               11,200     206,864       0.0%
    Spirit Aerosystems Holdings, Inc. Class A  237,393  19,079,275       0.1%
#*  Spirit Airlines, Inc.                      245,559   8,771,367       0.0%
*   SPX Corp.                                   94,392   2,986,563       0.0%
*   SPX FLOW, Inc.                             122,369   5,506,605       0.0%
    Standex International Corp.                 36,426   3,531,501       0.0%
    Stanley Black & Decker, Inc.               107,311  15,194,164       0.1%
    Steelcase, Inc. Class A                    295,033   3,909,187       0.0%
#*  Stericycle, Inc.                           118,761   6,972,458       0.0%
#*  Sterling Construction Co., Inc.             74,623     830,554       0.0%
    Sun Hydraulics Corp.                        59,383   2,884,232       0.0%
#*  Taylor Devices, Inc.                         3,552      36,195       0.0%
#*  Team, Inc.                                  98,524   1,669,982       0.0%
*   Tecogen, Inc.                               16,384      54,723       0.0%
*   Teledyne Technologies, Inc.                 92,429  17,292,542       0.1%
#   Tennant Co.                                 49,433   3,658,042       0.0%
    Terex Corp.                                203,028   7,414,583       0.0%
    Tetra Tech, Inc.                           153,872   7,447,405       0.0%
#*  Textainer Group Holdings, Ltd.              85,451   1,469,757       0.0%
    Textron, Inc.                              334,178  20,765,821       0.1%
*   Thermon Group Holdings, Inc.                96,479   2,198,756       0.0%
    Timken Co. (The)                           197,727   8,452,829       0.0%
    Titan International, Inc.                  145,632   1,500,010       0.0%
#*  Titan Machinery, Inc.                       76,186   1,471,914       0.0%
    Toro Co. (The)                             177,378  10,357,101       0.1%
#*  TPI Composites, Inc.                        21,342     483,396       0.0%
*   Transcat, Inc.                              18,564     306,306       0.0%
#   TransDigm Group, Inc.                       20,390   6,536,422       0.0%
*   TransUnion                                 113,412   7,361,573       0.0%
#*  Trex Co., Inc.                              80,814   8,394,958       0.0%
*   TriMas Corp.                               124,225   3,366,498       0.0%
#*  TriNet Group, Inc.                         167,879   8,670,950       0.0%
    Trinity Industries, Inc.                   485,520  15,473,522       0.1%
    Triton International, Ltd.                 245,933   7,626,382       0.0%
#   Triumph Group, Inc.                        170,939   4,042,707       0.0%
*   TrueBlue, Inc.                             136,808   3,645,933       0.0%
#*  Tutor Perini Corp.                         171,658   3,544,738       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                   SHARES      VALUE+     OF NET ASSETS**
                                                   ------- -------------- ---------------
Industrials -- (Continued)
*          Twin Disc, Inc.                          36,405 $      803,822       0.0%
*          Ultralife Corp.                          39,689        335,372       0.0%
           UniFirst Corp.                           34,079      5,473,087       0.0%
           Union Pacific Corp.                     671,012     89,667,334       0.4%
*          United Continental Holdings, Inc.       482,312     32,575,352       0.1%
           United Parcel Service, Inc. Class B     277,431     31,488,419       0.1%
*          United Rentals, Inc.                    156,204     23,430,600       0.1%
           United Technologies Corp.               573,727     68,933,299       0.3%
#*         Univar, Inc.                            145,629      4,013,535       0.0%
#          Universal Forest Products, Inc.         194,067      6,186,856       0.0%
           Universal Logistics Holdings, Inc.       30,894        678,123       0.0%
#          US Ecology, Inc.                         66,928      3,567,262       0.0%
#*         USA Truck, Inc.                          21,309        512,055       0.0%
*          USG Corp.                               419,466     16,875,117       0.1%
           Valmont Industries, Inc.                 58,386      8,296,651       0.0%
*          Vectrus, Inc.                            35,667      1,284,012       0.0%
*          Verisk Analytics, Inc.                   91,093      9,696,850       0.1%
*          Veritiv Corp.                            17,531        667,055       0.0%
           Viad Corp.                               79,967      4,058,325       0.0%
#*         Vicor Corp.                              34,427      1,234,208       0.0%
           Virco Manufacturing Corp.                28,344        119,045       0.0%
#*         Volt Information Sciences, Inc.          58,731        158,574       0.0%
           VSE Corp.                                31,424      1,611,737       0.0%
#          Wabash National Corp.                   237,922      4,772,715       0.0%
*          WABCO Holdings, Inc.                     57,210      7,379,518       0.0%
#          Wabtec Corp.                            117,122     10,401,605       0.1%
*          WageWorks, Inc.                          40,375      1,681,619       0.0%
           Waste Management, Inc.                  233,510     18,982,028       0.1%
#          Watsco, Inc.                             65,044     10,889,666       0.1%
           Watsco, Inc. Class B                      5,058        862,389       0.0%
           Watts Water Technologies, Inc. Class A   75,810      5,647,845       0.0%
#*         Welbilt, Inc.                           339,476      6,504,360       0.0%
#          Werner Enterprises, Inc.                251,330      8,620,619       0.0%
#*         Wesco Aircraft Holdings, Inc.           329,179      3,324,708       0.0%
*          WESCO International, Inc.               157,485      9,378,232       0.1%
#*         Willdan Group, Inc.                      25,816        738,338       0.0%
#*         Willis Lease Finance Corp.                8,926        291,702       0.0%
           Woodward, Inc.                          170,996     12,301,452       0.1%
#          WW Grainger, Inc.                        46,608     13,113,161       0.1%
#*         XPO Logistics, Inc.                     325,499     31,625,483       0.1%
           Xylem, Inc.                             316,502     23,072,996       0.1%
*          YRC Worldwide, Inc.                     109,058        907,363       0.0%
                                                           --------------      ----
Total Industrials                                           3,400,534,302      14.1%
                                                           --------------      ----
Information Technology -- (17.9%)
#*         3D Systems Corp.                         49,622        498,205       0.0%
           Accenture P.L.C. Class A                271,346     41,027,515       0.2%
#*         ACI Worldwide, Inc.                     343,140      7,978,005       0.0%
           Activision Blizzard, Inc.               304,868     20,227,992       0.1%
(degrees)  Actua Corp.                              16,946         16,946       0.0%
#*         Acxiom Corp.                            176,633      4,588,925       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
Information Technology -- (Continued)
*   ADDvantage Technologies Group, Inc.      7,817 $      9,928       0.0%
*   Adobe Systems, Inc.                     74,188   16,440,061       0.1%
    ADTRAN, Inc.                           120,931    1,771,639       0.0%
*   Advanced Energy Industries, Inc.       125,525    7,475,014       0.0%
#*  Advanced Micro Devices, Inc.           423,802    4,610,966       0.0%
*   Agilysys, Inc.                          65,901      776,314       0.0%
*   Akamai Technologies, Inc.              216,204   15,491,017       0.1%
*   ALJ Regional Holdings, Inc.             58,527      119,980       0.0%
    Alliance Data Systems Corp.             39,407    8,001,591       0.0%
*   Alpha & Omega Semiconductor, Ltd.       78,349    1,187,771       0.0%
*   Alphabet, Inc. Class A                  95,859   97,640,060       0.4%
*   Alphabet, Inc. Class C                 100,881  102,629,268       0.4%
#*  Ambarella, Inc.                         29,121    1,356,747       0.0%
    Amdocs, Ltd.                           133,008    8,944,788       0.0%
    American Software, Inc. Class A         66,030      842,543       0.0%
*   Amkor Technology, Inc.                 812,630    6,728,576       0.0%
    Amphenol Corp. Class A                 131,379   10,997,736       0.1%
*   Amtech Systems, Inc.                    49,420      342,481       0.0%
    Analog Devices, Inc.                   212,627   18,572,968       0.1%
#*  ANGI Homeservices, Inc. Class A         49,651      663,337       0.0%
*   Anixter International, Inc.            114,019    6,715,719       0.0%
*   ANSYS, Inc.                             89,627   14,489,101       0.1%
*   Appfolio, Inc. Class A                   7,831      375,496       0.0%
    Apple, Inc.                          3,188,839  526,987,533       2.2%
    Applied Materials, Inc.                537,650   26,705,075       0.1%
#*  Applied Optoelectronics, Inc.           34,900    1,115,404       0.0%
*   Arista Networks, Inc.                   56,520   14,952,366       0.1%
*   ARRIS International P.L.C.             448,007   12,096,189       0.1%
*   Arrow Electronics, Inc.                191,910   14,343,353       0.1%
#*  Aspen Technology, Inc.                 122,340   10,735,335       0.1%
    AstroNova, Inc.                         16,656      297,310       0.0%
#*  Asure Software, Inc.                    20,330      307,796       0.0%
#*  Atomera, Inc.                            3,041       15,387       0.0%
*   Autodesk, Inc.                          40,900    5,149,310       0.0%
    Automatic Data Processing, Inc.        139,666   16,491,761       0.1%
#*  AutoWeb, Inc.                           29,885      109,080       0.0%
*   Aviat Networks, Inc.                     7,377      120,024       0.0%
#*  Avid Technology, Inc.                  118,902      532,681       0.0%
    Avnet, Inc.                            234,719    9,208,026       0.1%
    AVX Corp.                              242,152    3,574,164       0.0%
*   Aware, Inc.                             44,699      174,326       0.0%
*   Axcelis Technologies, Inc.              85,546    1,882,012       0.0%
#*  AXT, Inc.                              124,816      730,174       0.0%
#   Badger Meter, Inc.                      87,772    3,725,921       0.0%
    Bel Fuse, Inc. Class A                   4,354       77,893       0.0%
    Bel Fuse, Inc. Class B                  29,154      564,130       0.0%
#   Belden, Inc.                           114,238    7,037,061       0.0%
    Benchmark Electronics, Inc.            110,326    2,901,574       0.0%
#   Black Box Corp.                         59,924      116,852       0.0%
*   Black Knight, Inc.                     161,331    7,848,753       0.0%
#   Blackbaud, Inc.                         78,206    8,208,502       0.0%
#*  Blackhawk Network Holdings, Inc.       149,732    6,722,967       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                  --------- ------------ ---------------
Information Technology -- (Continued)
*   Blucora, Inc.                                    75,507 $  1,963,182       0.0%
    Booz Allen Hamilton Holding Corp.               263,412   10,439,018       0.1%
#*  Bottomline Technologies de, Inc.                 63,828    2,522,483       0.0%
    Broadcom, Inc.                                  173,174   39,729,579       0.2%
    Broadridge Financial Solutions, Inc.            123,450   13,235,074       0.1%
#*  BroadVision, Inc.                                 6,453       14,519       0.0%
    Brooks Automation, Inc.                         195,394    4,861,403       0.0%
#*  BSQUARE Corp.                                    30,337      136,517       0.0%
    CA, Inc.                                        526,929   18,337,129       0.1%
    Cabot Microelectronics Corp.                     64,645    6,558,235       0.0%
*   CACI International, Inc. Class A                 71,512   10,801,888       0.1%
*   Cadence Design Systems, Inc.                    246,642    9,880,479       0.1%
#*  CalAmp Corp.                                     89,586    1,769,324       0.0%
*   Calix, Inc.                                     197,897    1,316,015       0.0%
#*  Carbonite, Inc.                                  37,613    1,169,764       0.0%
#*  Cardtronics P.L.C. Class A                      162,995    4,278,619       0.0%
#*  Cars.com, Inc.                                  244,431    6,961,395       0.0%
    Cass Information Systems, Inc.                   32,478    1,964,269       0.0%
#*  Cavium, Inc.                                     28,308    2,123,383       0.0%
    CCUR Holdings, Inc.                              14,271       74,209       0.0%
    CDK Global, Inc.                                 66,063    4,309,950       0.0%
    CDW Corp.                                       201,974   14,398,726       0.1%
#*  Ceva, Inc.                                       46,466    1,514,792       0.0%
#*  Ciena Corp.                                     293,050    7,546,037       0.0%
*   Cirrus Logic, Inc.                              216,612    7,899,840       0.0%
    Cisco Systems, Inc.                           4,353,001  192,794,414       0.8%
*   Citrix Systems, Inc.                             83,301    8,572,506       0.0%
#*  Clearfield, Inc.                                 20,285      247,477       0.0%
    ClearOne, Inc.                                   12,989       79,882       0.0%
*   Coda Octopus Group, Inc.                         13,180       52,852       0.0%
#   Cognex Corp.                                    225,818   10,444,082       0.1%
    Cognizant Technology Solutions Corp. Class A    425,733   34,833,474       0.2%
#*  Coherent, Inc.                                   58,189    9,788,554       0.1%
    Cohu, Inc.                                       63,332    1,355,305       0.0%
*   CommerceHub, Inc. Series A                       32,717      741,694       0.0%
*   CommerceHub, Inc. Series C                       47,758    1,082,674       0.0%
*   CommScope Holding Co., Inc.                     368,829   14,096,644       0.1%
    Communications Systems, Inc.                     17,110       61,254       0.0%
*   Computer Task Group, Inc.                        43,240      331,651       0.0%
    Comtech Telecommunications Corp.                 43,970    1,345,042       0.0%
#*  Conduent, Inc.                                  407,899    7,937,715       0.0%
#*  Control4 Corp.                                   58,657    1,222,412       0.0%
    Convergys Corp.                                 231,527    5,408,471       0.0%
*   CoreLogic, Inc.                                 280,159   13,867,870       0.1%
    Corning, Inc.                                   643,955   17,399,664       0.1%
#*  Cray, Inc.                                      129,341    3,084,783       0.0%
#*  Cree, Inc.                                      311,919   11,640,817       0.1%
    CSG Systems International, Inc.                 126,411    5,409,127       0.0%
    CSP, Inc.                                         5,597       60,951       0.0%
    CTS Corp.                                        89,408    2,677,770       0.0%
*   CUI Global, Inc.                                 17,907       49,244       0.0%
#*  CyberOptics Corp.                                16,840      256,810       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                  --------- ------------ ---------------
Information Technology -- (Continued)
#   Cypress Semiconductor Corp.                     843,634 $ 12,300,184       0.1%
    Daktronics, Inc.                                141,242    1,272,590       0.0%
*   DASAN Zhone Solutions, Inc.                      11,649      128,488       0.0%
*   Data I/O Corp.                                   16,306      102,239       0.0%
*   Dell Technologies, Inc. Class V                 145,679   10,455,382       0.1%
*   Determine, Inc.                                     538          780       0.0%
*   DHI Group, Inc.                                 201,490      282,086       0.0%
#   Diebold Nixdorf, Inc.                           189,162    2,903,637       0.0%
*   Digi International, Inc.                         62,231      715,657       0.0%
*   Diodes, Inc.                                    168,213    4,802,481       0.0%
    Dolby Laboratories, Inc. Class A                130,758    7,821,944       0.0%
*   DSP Group, Inc.                                  56,924      680,242       0.0%
    DXC Technology Co.                              254,044   26,181,775       0.1%
*   eBay, Inc.                                      865,463   32,783,738       0.1%
#   Ebix, Inc.                                       58,742    4,552,505       0.0%
*   EchoStar Corp. Class A                          112,468    5,909,069       0.0%
*   Edgewater Technology, Inc.                       32,943      189,422       0.0%
*   Electro Scientific Industries, Inc.              93,091    1,675,638       0.0%
*   Electronic Arts, Inc.                           115,619   13,640,730       0.1%
#*  Electronics for Imaging, Inc.                   136,945    3,793,376       0.0%
#*  Ellie Mae, Inc.                                  21,253    2,058,778       0.0%
*   eMagin Corp.                                        938        1,454       0.0%
*   Emcore Corp.                                     55,153      248,189       0.0%
#*  Endurance International Group Holdings, Inc.    115,015      845,360       0.0%
    Entegris, Inc.                                  379,880   12,232,136       0.1%
*   Envestnet, Inc.                                  26,663    1,447,801       0.0%
*   EPAM Systems, Inc.                               75,013    8,577,737       0.0%
*   ePlus, Inc.                                      47,487    3,791,837       0.0%
*   Euronet Worldwide, Inc.                         124,701    9,740,395       0.1%
    EVERTEC, Inc.                                    17,604      321,273       0.0%
*   Evolving Systems, Inc.                           23,936       89,760       0.0%
*   ExlService Holdings, Inc.                        94,123    5,441,251       0.0%
#*  Extreme Networks, Inc.                          155,567    1,664,567       0.0%
*   F5 Networks, Inc.                                53,114    8,662,362       0.0%
#*  Fabrinet                                        130,535    3,682,392       0.0%
*   Facebook, Inc. Class A                          743,377  127,860,844       0.5%
*   Fair Isaac Corp.                                 75,354   13,049,806       0.1%
#*  FARO Technologies, Inc.                          55,389    2,797,145       0.0%
    Fidelity National Information Services, Inc.    299,618   28,454,721       0.1%
#*  Finisar Corp.                                   387,615    6,039,042       0.0%
#*  First Data Corp. Class A                        162,622    2,943,458       0.0%
*   First Solar, Inc.                               270,028   19,147,685       0.1%
*   Fiserv, Inc.                                    261,896   18,557,951       0.1%
#*  Fitbit, Inc. Class A                            115,314      639,993       0.0%
*   FleetCor Technologies, Inc.                      96,467   19,995,680       0.1%
*   Flex, Ltd.                                    1,231,494   16,009,422       0.1%
    FLIR Systems, Inc.                              332,480   17,804,304       0.1%
*   FormFactor, Inc.                                201,334    2,310,308       0.0%
*   Fortinet, Inc.                                   53,167    2,943,325       0.0%
*   Frequency Electronics, Inc.                      18,912      166,615       0.0%
#*  Gartner, Inc.                                    54,749    6,640,506       0.0%
    Genpact, Ltd.                                   465,517   14,845,337       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES      VALUE+    OF NET ASSETS**
                                           --------- ------------ ---------------
Information Technology -- (Continued)
    Global Payments, Inc.                    173,838 $ 19,652,386       0.1%
    GlobalSCAPE, Inc.                         44,983      167,787       0.0%
#*  Globant SA                                12,912      581,169       0.0%
*   Glu Mobile, Inc.                         279,625    1,224,758       0.0%
#*  GoDaddy, Inc. Class A                     53,851    3,476,621       0.0%
#*  GrubHub, Inc.                            104,596   10,578,839       0.1%
*   GSE Systems, Inc.                         19,854       63,533       0.0%
#*  GSI Technology, Inc.                      60,553      443,853       0.0%
#*  GTT Communications, Inc.                 164,251    7,892,261       0.0%
#*  Guidewire Software, Inc.                  36,299    3,071,621       0.0%
    Hackett Group, Inc. (The)                117,534    1,905,226       0.0%
#*  Harmonic, Inc.                           318,882    1,163,919       0.0%
    Hewlett Packard Enterprise Co.         1,097,503   18,712,426       0.1%
    HP, Inc.                                 769,152   16,529,076       0.1%
*   IAC/InterActiveCorp                      140,328   22,752,782       0.1%
#*  Ichor Holdings, Ltd.                      87,496    1,933,662       0.0%
*   ID Systems, Inc.                          15,829      108,429       0.0%
*   IEC Electronics Corp.                      9,658       42,688       0.0%
#*  II-VI, Inc.                              171,230    6,523,863       0.0%
#*  Infinera Corp.                           474,990    5,566,883       0.0%
*   Information Services Group, Inc.          20,894       90,680       0.0%
*   Innodata, Inc.                            31,335       36,035       0.0%
#*  Inphi Corp.                                1,436       41,041       0.0%
#*  Inseego Corp.                             48,740      104,304       0.0%
*   Insight Enterprises, Inc.                 94,544    3,351,585       0.0%
#*  Integrated Device Technology, Inc.       278,180    7,741,749       0.0%
    Intel Corp.                            5,141,165  265,386,937       1.1%
#*  Intellicheck, Inc.                        15,600       33,072       0.0%
*   Intelligent Systems Corp.                    729        3,878       0.0%
    InterDigital, Inc.                       154,806   11,525,307       0.1%
#*  Internap Corp.                            47,602      562,180       0.0%
    International Business Machines Corp.    558,581   80,971,902       0.3%
*   inTEST Corp.                              24,960      179,712       0.0%
*   Intevac, Inc.                             60,689      397,513       0.0%
    Intuit, Inc.                              59,598   11,013,114       0.1%
*   IPG Photonics Corp.                      104,491   22,259,718       0.1%
#*  Iteris, Inc.                              12,775       64,769       0.0%
*   Itron, Inc.                              115,374    7,545,460       0.0%
#   j2 Global, Inc.                          170,368   13,523,812       0.1%
    Jabil, Inc.                              672,906   17,899,300       0.1%
    Jack Henry & Associates, Inc.             91,039   10,877,340       0.1%
    Juniper Networks, Inc.                   371,754    9,141,431       0.1%
*   Kemet Corp.                              194,143    3,343,142       0.0%
*   Key Tronic Corp.                          14,320      100,670       0.0%
*   Keysight Technologies, Inc.              329,054   17,005,511       0.1%
*   Kimball Electronics, Inc.                 43,092      683,008       0.0%
    KLA-Tencor Corp.                         130,377   13,264,556       0.1%
#*  Knowles Corp.                            303,649    3,886,707       0.0%
#*  Kopin Corp.                              102,311      338,649       0.0%
*   Kulicke & Soffa Industries, Inc.         234,876    5,376,312       0.0%
#*  KVH Industries, Inc.                      51,143      542,116       0.0%
    Lam Research Corp.                       152,196   28,165,392       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Information Technology -- (Continued)
*   Lantronix, Inc.                               21,200 $     51,940       0.0%
#*  Lattice Semiconductor Corp.                  305,112    1,653,707       0.0%
*   Leaf Group, Ltd.                              64,844      476,603       0.0%
    Leidos Holdings, Inc.                        192,635   12,372,946       0.1%
*   LGL Group, Inc. (The)                          4,607       25,292       0.0%
#*  Lightpath Technologies, Inc. Class A          26,429       52,858       0.0%
*   Limelight Networks, Inc.                     229,591    1,184,690       0.0%
*   Liquidity Services, Inc.                      94,418      608,996       0.0%
#   Littelfuse, Inc.                              60,054   11,225,294       0.1%
#   LogMeIn, Inc.                                102,141   11,255,938       0.1%
#*  LRAD Corp.                                    35,135       82,919       0.0%
#*  Lumentum Holdings, Inc.                       36,605    1,846,722       0.0%
*   Luna Innovations, Inc.                        59,342      195,235       0.0%
#*  Luxoft Holding, Inc.                          42,042    1,696,395       0.0%
#*  MACOM Technology Solutions Holdings, Inc.     90,844    1,509,827       0.0%
#*  MagnaChip Semiconductor Corp.                 69,402      648,909       0.0%
#*  Manhattan Associates, Inc.                   151,364    6,517,734       0.0%
    ManTech International Corp. Class A           84,896    5,016,505       0.0%
    Marchex, Inc. Class B                        110,565      307,371       0.0%
#*  Marin Software, Inc.                           7,995       57,964       0.0%
#   Marvell Technology Group, Ltd.               729,569   14,635,154       0.1%
    Mastercard, Inc. Class A                     463,101   82,557,015       0.4%
#*  Match Group, Inc.                             38,689    1,823,026       0.0%
    Maxim Integrated Products, Inc.              118,159    6,439,665       0.0%
    MAXIMUS, Inc.                                201,640   13,636,913       0.1%
#*  MaxLinear, Inc.                               97,250    2,171,593       0.0%
#*  Maxwell Technologies, Inc.                    55,751      286,003       0.0%
#*  Meet Group, Inc.(The)                         39,711       94,512       0.0%
#   Mesa Laboratories, Inc.                        6,939    1,167,903       0.0%
    Methode Electronics, Inc.                    115,993    4,628,121       0.0%
#   Microchip Technology, Inc.                   188,595   15,777,858       0.1%
*   Micron Technology, Inc.                    1,627,340   74,825,093       0.3%
*   Microsemi Corp.                              302,395   19,561,933       0.1%
    Microsoft Corp.                            3,767,654  352,351,002       1.5%
*   MicroStrategy, Inc. Class A                   25,710    3,276,997       0.0%
    MKS Instruments, Inc.                        139,302   14,264,525       0.1%
*   MoneyGram International, Inc.                 59,535      520,336       0.0%
    Monolithic Power Systems, Inc.                43,265    5,066,331       0.0%
    Monotype Imaging Holdings, Inc.               86,585    1,917,858       0.0%
    Motorola Solutions, Inc.                      51,737    5,682,275       0.0%
    MTS Systems Corp.                             47,471    2,411,527       0.0%
*   Nanometrics, Inc.                             64,703    1,605,928       0.0%
*   Napco Security Technologies, Inc.             32,495      347,697       0.0%
    National Instruments Corp.                   212,091    8,672,401       0.0%
#*  NCR Corp.                                    315,734    9,715,135       0.1%
#*  NeoPhotonics Corp.                           109,107      560,810       0.0%
    NetApp, Inc.                                 332,721   22,152,564       0.1%
#*  NETGEAR, Inc.                                102,743    5,681,688       0.0%
#*  Netscout Systems, Inc.                       302,655    8,217,083       0.0%
#*  NetSol Technologies, Inc.                     19,139       87,082       0.0%
    Network-1 Technologies, Inc.                  42,998      119,706       0.0%
    NIC, Inc.                                    125,561    1,864,581       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                   SHARES      VALUE+    OF NET ASSETS**
                                  --------- ------------ ---------------
Information Technology -- (Continued)
#*  Novanta, Inc.                    76,523 $  4,499,552       0.0%
*   Nuance Communications, Inc.     619,874    9,124,545       0.0%
    NVE Corp.                         3,815      322,635       0.0%
    NVIDIA Corp.                    458,835  103,191,991       0.4%
*   Oclaro, Inc.                    293,898    2,327,672       0.0%
*   ON Semiconductor Corp.        1,160,895   25,632,562       0.1%
*   Optical Cable Corp.               8,150       22,820       0.0%
    Oracle Corp.                  1,640,590   74,925,745       0.3%
#*  OSI Systems, Inc.                49,623    3,176,864       0.0%
*   Palo Alto Networks, Inc.         16,166    3,112,117       0.0%
#*  PAR Technology Corp.             44,002      628,789       0.0%
    Park Electrochemical Corp.       61,802    1,052,488       0.0%
    Paychex, Inc.                   171,384   10,380,729       0.1%
#*  Paycom Software, Inc.            98,690   11,271,385       0.1%
#*  Paylocity Holding Corp.          56,050    3,062,012       0.0%
*   PayPal Holdings, Inc.           456,117   34,030,889       0.2%
    PC Connection, Inc.              51,588    1,376,884       0.0%
    PC-Tel, Inc.                     32,887      235,142       0.0%
#*  PCM, Inc.                        16,586      214,789       0.0%
#*  PDF Solutions, Inc.              85,049      948,296       0.0%
    Pegasystems, Inc.               124,428    7,596,329       0.0%
*   Perceptron, Inc.                 29,758      261,573       0.0%
*   Perficient, Inc.                130,703    3,232,285       0.0%
#*  PFSweb, Inc.                     51,031      474,078       0.0%
*   Photronics, Inc.                230,096    1,760,234       0.0%
*   Pixelworks, Inc.                  2,900       12,412       0.0%
    Plantronics, Inc.                96,465    6,284,695       0.0%
*   Plexus Corp.                    116,013    6,362,153       0.0%
#   Power Integrations, Inc.         58,624    3,974,707       0.0%
*   PRGX Global, Inc.                57,364      562,167       0.0%
#   Progress Software Corp.         153,581    5,671,746       0.0%
#*  PTC, Inc.                       104,971    8,644,362       0.0%
    QAD, Inc. Class A                21,895      983,086       0.0%
    QAD, Inc. Class B                 5,440      187,354       0.0%
#*  Qorvo, Inc.                     204,356   13,773,594       0.1%
    QUALCOMM, Inc.                1,260,628   64,304,634       0.3%
#*  Qualstar Corp.                    1,349       14,448       0.0%
*   Qualys, Inc.                     42,631    3,280,455       0.0%
*   QuinStreet, Inc.                 62,971      707,794       0.0%
*   Qumu Corp.                       13,779       25,353       0.0%
#*  Rambus, Inc.                    299,386    4,041,711       0.0%
#*  RealNetworks, Inc.              173,849      620,641       0.0%
#*  RealPage, Inc.                   69,271    3,705,998       0.0%
#*  Red Hat, Inc.                    62,946   10,263,975       0.1%
    Reis, Inc.                       24,920      523,320       0.0%
    Relm Wireless Corp.              21,196       80,439       0.0%
    RF Industries, Ltd.              10,694       60,421       0.0%
*   Rhythmone P.L.C.                 36,202      117,136       0.0%
*   Ribbon Communications, Inc.     199,237    1,159,559       0.0%
    Richardson Electronics, Ltd.     20,031      185,687       0.0%
*   Rogers Corp.                     50,747    5,414,705       0.0%
*   Rosetta Stone, Inc.              37,189      517,299       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Information Technology -- (Continued)
*   Rubicon Project, Inc. (The)                28,729 $    62,629       0.0%
*   Rubicon Technology, Inc.                    1,435       9,916       0.0%
*   Rudolph Technologies, Inc.                103,697   2,628,719       0.0%
#   Sabre Corp.                               544,841  11,245,518       0.1%
*   salesforce.com, Inc.                       49,900   6,037,401       0.0%
*   Sanmina Corp.                             240,964   7,108,438       0.0%
*   ScanSource, Inc.                           84,817   2,909,223       0.0%
    Science Applications International Corp.  129,869  11,141,462       0.1%
*   Seachange International, Inc.             115,166     362,773       0.0%
#   Seagate Technology P.L.C.                 172,874  10,007,676       0.1%
*   Semtech Corp.                             159,532   6,269,608       0.0%
*   ServiceNow, Inc.                           23,953   3,979,551       0.0%
*   ServiceSource International, Inc.          56,988     215,985       0.0%
#*  SharpSpring, Inc.                          14,020      89,868       0.0%
#*  Shutterstock, Inc.                         22,053     929,313       0.0%
#*  Sigma Designs, Inc.                       164,028   1,033,376       0.0%
#*  Sigmatron International, Inc.               5,201      35,367       0.0%
*   Silicon Laboratories, Inc.                 76,465   7,103,598       0.0%
    Skyworks Solutions, Inc.                  295,071  25,600,360       0.1%
*   SMTC Corp.                                 16,400      37,884       0.0%
#*  SolarEdge Technologies, Inc.               72,271   3,805,068       0.0%
#*  Splunk, Inc.                               25,342   2,601,356       0.0%
    SS&C Technologies Holdings, Inc.          240,355  11,933,626       0.1%
#*  Stamps.com, Inc.                           34,158   7,779,484       0.0%
*   StarTek, Inc.                              51,283     453,342       0.0%
*   Steel Connect, Inc.                       157,641     307,400       0.0%
#*  Stratasys, Ltd.                           179,562   3,442,204       0.0%
#*  SunPower Corp.                             78,438     669,076       0.0%
#*  Super Micro Computer, Inc.                160,297   2,837,257       0.0%
*   Support.com, Inc.                          29,930      81,110       0.0%
*   Sykes Enterprises, Inc.                   145,303   4,178,914       0.0%
    Symantec Corp.                            325,076   9,033,862       0.0%
#*  Synacor, Inc.                              27,065      47,364       0.0%
#*  Synaptics, Inc.                           106,390   4,630,093       0.0%
#*  Synchronoss Technologies, Inc.            111,851   1,252,731       0.0%
    SYNNEX Corp.                              129,055  12,927,439       0.1%
*   Synopsys, Inc.                            135,987  11,628,248       0.1%
*   Syntel, Inc.                              148,245   4,281,316       0.0%
    Systemax, Inc.                             54,128   1,701,243       0.0%
#*  Tableau Software, Inc. Class A             31,201   2,653,645       0.0%
*   Take-Two Interactive Software, Inc.       136,087  13,569,235       0.1%
    TE Connectivity, Ltd.                     318,520  29,224,210       0.1%
#*  Tech Data Corp.                            87,176   6,647,170       0.0%
*   TechTarget, Inc.                           29,940     624,249       0.0%
*   Telaria, Inc.                              90,921     381,868       0.0%
*   Telenav, Inc.                              92,674     477,271       0.0%
#*  Teradata Corp.                            407,437  16,672,322       0.1%
    Teradyne, Inc.                            373,010  12,141,475       0.1%
    Tessco Technologies, Inc.                  25,094     442,909       0.0%
    Texas Instruments, Inc.                   472,560  47,931,761       0.2%
    TiVo Corp.                                372,183   5,266,389       0.0%
    Total System Services, Inc.               253,191  21,283,235       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                             --------- -------------- ---------------
Information Technology -- (Continued)
    TransAct Technologies, Inc.                 15,927 $      194,309       0.0%
    Travelport Worldwide, Ltd.                 226,752      3,886,529       0.0%
#*  Travelzoo                                    8,293         94,955       0.0%
*   Trimble, Inc.                              259,857      8,991,052       0.0%
*   Trio Tech International                      3,963         21,479       0.0%
    TSR, Inc.                                      751          3,980       0.0%
    TTEC Holdings, Inc.                        137,686      4,405,952       0.0%
#*  TTM Technologies, Inc.                     351,084      4,894,111       0.0%
*   Twitter, Inc.                              524,182     15,887,956       0.1%
#*  Tyler Technologies, Inc.                    24,958      5,463,805       0.0%
#*  Ubiquiti Networks, Inc.                    119,847      8,540,297       0.0%
#*  Ultimate Software Group, Inc. (The)         13,392      3,213,009       0.0%
*   Ultra Clean Holdings, Inc.                 132,530      2,320,600       0.0%
#*  Unisys Corp.                                75,416        844,659       0.0%
#   Universal Display Corp.                     43,820      3,858,351       0.0%
*   VASCO Data Security International, Inc.     85,637      1,327,374       0.0%
*   Veeco Instruments, Inc.                    163,746      2,529,876       0.0%
*   VeriFone Systems, Inc.                     277,816      6,392,546       0.0%
*   Verint Systems, Inc.                       141,726      5,966,665       0.0%
#*  VeriSign, Inc.                              43,176      5,069,726       0.0%
    Versum Materials, Inc.                     148,374      5,219,797       0.0%
#*  ViaSat, Inc.                               124,181      7,945,100       0.0%
*   Viavi Solutions, Inc.                      487,232      4,604,342       0.0%
*   Virtusa Corp.                               96,983      4,668,762       0.0%
#   Visa, Inc. Class A                         940,893    119,380,504       0.5%
#   Vishay Intertechnology, Inc.               341,685      6,030,740       0.0%
*   Vishay Precision Group, Inc.                24,604        696,293       0.0%
#*  VMware, Inc. Class A                         9,392      1,251,578       0.0%
    Wayside Technology Group, Inc.               9,192        126,390       0.0%
*   Web.com Group, Inc.                        224,666      4,178,788       0.0%
*   Westell Technologies, Inc. Class A          17,801         54,649       0.0%
    Western Digital Corp.                      336,589     26,519,847       0.1%
#   Western Union Co. (The)                    295,285      5,831,879       0.0%
#*  WEX, Inc.                                   95,698     15,495,420       0.1%
#*  Wireless Telecom Group, Inc.                38,701         87,851       0.0%
#*  Workday, Inc. Class A                       13,400      1,672,856       0.0%
*   Worldpay, Inc. Class A                     133,607     10,851,561       0.1%
*   Xcerra Corp.                               144,625      1,747,070       0.0%
    Xerox Corp.                                416,805     13,108,517       0.1%
    Xilinx, Inc.                               237,604     15,263,681       0.1%
*   XO Group, Inc.                              57,631      1,249,440       0.0%
#   Xperi Corp.                                125,531      2,761,682       0.0%
*   Xplore Technologies Corp.                   12,900         40,764       0.0%
#*  Yelp, Inc.                                  25,420      1,140,087       0.0%
*   Zebra Technologies Corp. Class A           126,119     17,004,625       0.1%
*   Zedge, Inc. Class B                         24,094        101,918       0.0%
#*  Zillow Group, Inc. Class A                  92,261      4,462,665       0.0%
#*  Zillow Group, Inc. Class C                 118,210      5,732,003       0.0%
*   Zix Corp.                                  119,194        601,930       0.0%
*   Zynga, Inc. Class A                      1,698,577      5,860,091       0.0%
                                                       --------------      ----
Total Information Technology                            4,637,516,711      19.3%
                                                       --------------      ----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Materials -- (4.3%)
    A Schulman, Inc.                         97,608 $ 4,187,383       0.0%
*   AdvanSix, Inc.                          102,381   3,667,287       0.0%
#*  AgroFresh Solutions, Inc.                11,892      82,293       0.0%
    Air Products & Chemicals, Inc.          105,873  17,182,129       0.1%
#*  AK Steel Holding Corp.                  345,655   1,586,556       0.0%
#   Albemarle Corp.                         113,784  11,032,497       0.1%
*   Alcoa Corp.                             246,008  12,595,610       0.1%
#*  Allegheny Technologies, Inc.            270,789   7,194,864       0.0%
*   American Biltrite, Inc.                      36      18,594       0.0%
    American Vanguard Corp.                  73,936   1,593,321       0.0%
    Ampco-Pittsburgh Corp.                   38,266     376,920       0.0%
    AptarGroup, Inc.                        199,045  18,610,707       0.1%
#   Ashland Global Holdings, Inc.           127,468   8,435,832       0.0%
    Avery Dennison Corp.                    130,392  13,666,386       0.1%
*   Axalta Coating Systems, Ltd.            278,124   8,594,032       0.0%
    Balchem Corp.                            88,104   7,774,297       0.0%
#   Ball Corp.                              430,194  17,246,477       0.1%
#   Bemis Co., Inc.                         317,959  13,758,086       0.1%
*   Berry Global Group, Inc.                166,701   9,168,555       0.1%
    Boise Cascade Co.                       132,885   5,528,016       0.0%
    Cabot Corp.                             155,401   8,680,700       0.0%
#   Carpenter Technology Corp.              156,680   8,344,777       0.0%
    Celanese Corp. Series A                 202,327  21,986,875       0.1%
*   Century Aluminum Co.                    299,850   5,238,379       0.0%
#   CF Industries Holdings, Inc.            391,430  15,187,484       0.1%
    Chase Corp.                              27,827   3,116,624       0.0%
    Chemours Co. (The)                      165,551   8,014,324       0.0%
*   Clearwater Paper Corp.                   54,804   1,296,115       0.0%
#*  Cleveland-Cliffs, Inc.                  536,094   3,977,817       0.0%
#*  Coeur Mining, Inc.                      631,835   4,782,991       0.0%
    Commercial Metals Co.                   402,951   8,466,001       0.0%
#   Compass Minerals International, Inc.    111,040   7,472,992       0.0%
*   Contango ORE, Inc.                        1,821      44,396       0.0%
    Core Molding Technologies, Inc.          18,851     292,190       0.0%
*   Crown Holdings, Inc.                    111,521   5,558,207       0.0%
    Domtar Corp.                            216,955   9,524,324       0.1%
    DowDuPont, Inc.                       1,209,038  76,459,563       0.3%
    Eagle Materials, Inc.                   144,383  14,288,142       0.1%
    Eastman Chemical Co.                    222,894  22,753,020       0.1%
    Ecolab, Inc.                            103,663  15,007,292       0.1%
*   Ferro Corp.                             313,753   6,905,704       0.0%
*   Ferroglobe P.L.C.                       379,161   4,284,519       0.0%
#*  Flotek Industries, Inc.                 183,568     655,338       0.0%
    FMC Corp.                               124,671   9,940,019       0.1%
    Freeport-McMoRan, Inc.                2,050,751  31,191,923       0.1%
    Friedman Industries, Inc.                13,567      83,437       0.0%
    FutureFuel Corp.                        101,117   1,183,069       0.0%
*   GCP Applied Technologies, Inc.          213,574   6,118,895       0.0%
#   Gold Resource Corp.                     137,916     699,234       0.0%
    Graphic Packaging Holding Co.         1,350,826  19,316,812       0.1%
#   Greif, Inc. Class A                     102,180   5,979,574       0.0%
    Greif, Inc. Class B                      29,768   1,873,896       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                               --------- ----------- ---------------
Materials -- (Continued)
    Hawkins, Inc.                                 33,939 $ 1,103,017       0.0%
    Haynes International, Inc.                    42,694   1,785,036       0.0%
    HB Fuller Co.                                168,102   8,316,006       0.0%
#   Hecla Mining Co.                           1,329,212   5,090,882       0.0%
    Huntsman Corp.                               910,760  27,113,325       0.1%
*   Ingevity Corp.                                98,161   7,541,710       0.0%
    Innophos Holdings, Inc.                       66,298   2,743,411       0.0%
    Innospec, Inc.                                68,123   4,952,542       0.0%
    International Flavors & Fragrances, Inc.      35,484   5,012,470       0.0%
    International Paper Co.                      333,848  17,213,203       0.1%
#*  Intrepid Potash, Inc.                        362,672   1,642,904       0.0%
    Kaiser Aluminum Corp.                         34,717   3,421,013       0.0%
    KapStone Paper and Packaging Corp.           384,253  13,225,988       0.1%
    KMG Chemicals, Inc.                           42,537   2,615,600       0.0%
*   Koppers Holdings, Inc.                        77,292   3,385,390       0.0%
*   Kraton Corp.                                 107,953   4,930,214       0.0%
#   Kronos Worldwide, Inc.                       228,020   5,253,581       0.0%
    Louisiana-Pacific Corp.                      395,722  11,210,804       0.1%
#*  LSB Industries, Inc.                          62,607     346,217       0.0%
    LyondellBasell Industries NV Class A         200,783  21,228,787       0.1%
#   Martin Marietta Materials, Inc.               65,425  12,742,827       0.1%
    Materion Corp.                                68,670   3,485,002       0.0%
#   McEwen Mining, Inc.                          271,668     565,069       0.0%
    Mercer International, Inc.                   216,319   2,898,675       0.0%
    Minerals Technologies, Inc.                  117,171   8,090,658       0.0%
    Monsanto Co.                                 169,464  21,245,702       0.1%
    Mosaic Co. (The)                             404,956  10,913,564       0.1%
    Myers Industries, Inc.                       143,214   3,336,886       0.0%
    Neenah, Inc.                                  66,809   5,211,102       0.0%
#   NewMarket Corp.                               17,838   6,770,413       0.0%
    Newmont Mining Corp.                         497,114  19,531,609       0.1%
    Northern Technologies International Corp.      8,701     259,725       0.0%
#   Nucor Corp.                                  436,494  26,896,760       0.1%
    Olin Corp.                                   586,654  17,711,084       0.1%
#   Olympic Steel, Inc.                           36,819     863,406       0.0%
*   OMNOVA Solutions, Inc.                       128,019   1,395,407       0.0%
#*  Owens-Illinois, Inc.                         459,462   9,340,862       0.1%
    Packaging Corp. of America                   135,983  15,731,873       0.1%
    PH Glatfelter Co.                             97,117   2,028,774       0.0%
#*  Platform Specialty Products Corp.            822,073   8,278,275       0.0%
    PolyOne Corp.                                268,789  11,248,820       0.1%
#   PPG Industries, Inc.                          64,638   6,843,871       0.0%
    Praxair, Inc.                                 85,543  13,047,018       0.1%
#   Quaker Chemical Corp.                         38,821   5,706,299       0.0%
#   Rayonier Advanced Materials, Inc.            141,363   3,025,168       0.0%
    Reliance Steel & Aluminum Co.                183,282  16,114,153       0.1%
*   Resolute Forest Products, Inc.                47,111     466,399       0.0%
#   Royal Gold, Inc.                             134,592  11,951,770       0.1%
    RPM International, Inc.                      246,563  11,908,993       0.1%
#*  Ryerson Holding Corp.                         17,231     173,172       0.0%
#   Schnitzer Steel Industries, Inc. Class A      94,222   2,774,838       0.0%
    Schweitzer-Mauduit International, Inc.       105,814   4,129,920       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                SHARES      VALUE+     OF NET ASSETS**
                                                ------- -------------- ---------------
Materials -- (Continued)
#   Scotts Miracle-Gro Co. (The)                127,816 $   10,682,861       0.1%
#   Sealed Air Corp.                            185,920      8,152,592       0.0%
#   Sensient Technologies Corp.                  97,002      6,465,183       0.0%
    Sherwin-Williams Co. (The)                   20,608      7,576,737       0.0%
    Silgan Holdings, Inc.                       310,366      8,711,974       0.0%
    Sonoco Products Co.                         337,188     17,317,976       0.1%
#   Southern Copper Corp.                        64,349      3,398,271       0.0%
    Steel Dynamics, Inc.                        444,738     19,928,710       0.1%
    Stepan Co.                                   78,266      5,503,665       0.0%
#*  Summit Materials, Inc. Class A              258,821      7,283,223       0.0%
*   SunCoke Energy, Inc.                        287,698      3,305,650       0.0%
#   Synalloy Corp.                               23,923        412,672       0.0%
#*  TimkenSteel Corp.                           158,999      2,669,593       0.0%
*   Trecora Resources                            42,298        547,759       0.0%
    Tredegar Corp.                               46,587        819,931       0.0%
    Trinseo SA                                  104,937      7,655,154       0.0%
    Tronox, Ltd. Class A                        251,176      4,315,204       0.0%
*   UFP Technologies, Inc.                        8,167        271,553       0.0%
    United States Lime & Minerals, Inc.          13,986      1,045,034       0.0%
#   United States Steel Corp.                   390,031     13,194,749       0.1%
*   Universal Stainless & Alloy Products, Inc.   22,290        653,989       0.0%
#*  US Concrete, Inc.                            65,137      3,807,258       0.0%
#   Valhi, Inc.                                  69,098        573,513       0.0%
#   Valvoline, Inc.                             254,123      5,153,614       0.0%
*   Verso Corp. Class A                          77,938      1,407,560       0.0%
#   Vulcan Materials Co.                        152,391     17,020,551       0.1%
#   Westlake Chemical Corp.                     140,920     15,074,212       0.1%
    WestRock Co.                                312,889     18,510,513       0.1%
    Worthington Industries, Inc.                209,976      9,350,231       0.1%
#   WR Grace & Co.                               86,021      5,887,277       0.0%
                                                        --------------       ---
Total Materials                                          1,110,541,878       4.6%
                                                        --------------       ---
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                   235,372      5,390,019       0.0%
#*  Altisource Asset Management Corp.             1,977        130,482       0.0%
#*  Altisource Portfolio Solutions SA            27,707        758,618       0.0%
    Capital Properties, Inc. Class A              1,400         20,356       0.0%
*   CBRE Group, Inc. Class A                    423,024     19,167,217       0.1%
    CKX Lands, Inc.                               2,161         22,474       0.0%
#   Consolidated-Tomoka Land Co.                 15,816        973,000       0.0%
#*  Forestar Group, Inc.                         12,887        280,937       0.0%
*   FRP Holdings, Inc.                           19,535      1,123,262       0.0%
    Griffin Industrial Realty, Inc.               7,535        279,548       0.0%
#   HFF, Inc. Class A                           185,904      6,532,667       0.0%
*   Howard Hughes Corp. (The)                    87,682     11,863,375       0.1%
*   InterGroup Corp. (The)                          677         17,264       0.0%
    Jones Lang LaSalle, Inc.                     91,944     15,585,427       0.1%
#   Kennedy-Wilson Holdings, Inc.               409,704      7,763,891       0.0%
*   Marcus & Millichap, Inc.                    102,503      3,501,502       0.0%
#*  Maui Land & Pineapple Co., Inc.               7,073         75,327       0.0%
#   PotlatchDeltic Corp.                         29,506      1,529,886       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                 SHARES      VALUE+    OF NET ASSETS**
                                                --------- ------------ ---------------
Real Estate -- (Continued)
*   Rafael Holdings, Inc. Class B                  38,641 $    316,856       0.0%
    RE/MAX Holdings, Inc. Class A                  48,917    2,648,856       0.0%
#   Realogy Holdings Corp.                        407,464   10,109,182       0.1%
#   RMR Group, Inc. (The) Class A                  15,465    1,150,596       0.0%
#*  St Joe Co. (The)                              146,829    2,532,800       0.0%
*   Stratus Properties, Inc.                       22,720      710,000       0.0%
*   Tejon Ranch Co.                                86,275    2,099,071       0.0%
*   Trinity Place Holdings, Inc.                   10,474       68,605       0.0%
                                                          ------------       ---
Total Real Estate                                           94,651,218       0.4%
                                                          ------------       ---
Telecommunication Services -- (2.0%)
*   Alaska Communications Systems Group, Inc.     108,614      159,663       0.0%
    AT&T, Inc.                                  7,787,751  254,659,458       1.1%
    ATN International, Inc.                        54,372    2,881,716       0.0%
*   Boingo Wireless, Inc.                         124,495    2,920,653       0.0%
#   CenturyLink, Inc.                           1,652,668   30,706,571       0.1%
#*  Cincinnati Bell, Inc.                         104,955    1,590,068       0.0%
#   Cogent Communications Holdings, Inc.          111,550    5,259,583       0.0%
#   Consolidated Communications Holdings, Inc.    316,156    3,572,563       0.0%
#   Frontier Communications Corp.                  88,246      732,442       0.0%
*   Hawaiian Telcom Holdco, Inc.                      367        9,997       0.0%
    IDT Corp. Class B                              77,282      418,868       0.0%
#*  Iridium Communications, Inc.                  104,650    1,245,335       0.0%
#*  ORBCOMM, Inc.                                 154,063    1,389,648       0.0%
#   Shenandoah Telecommunications Co.             214,633    8,102,396       0.1%
    Spok Holdings, Inc.                            42,102      627,320       0.0%
#*  Sprint Corp.                                1,026,056    5,756,174       0.0%
*   T-Mobile US, Inc.                             336,604   20,367,908       0.1%
    Telephone & Data Systems, Inc.                232,062    6,342,254       0.0%
*   United States Cellular Corp.                   51,179    2,025,153       0.0%
    Verizon Communications, Inc.                3,286,048  162,166,469       0.7%
*   Vonage Holdings Corp.                         486,066    5,434,218       0.0%
#   Windstream Holdings, Inc.                     517,375      801,931       0.0%
#*  Zayo Group Holdings, Inc.                     298,283   10,827,673       0.1%
                                                          ------------       ---
Total Telecommunication Services                           527,998,061       2.2%
                                                          ------------       ---
Utilities -- (1.6%)
#   AES Corp.                                     363,859    4,453,634       0.0%
    ALLETE, Inc.                                   78,524    6,000,019       0.0%
#   Alliant Energy Corp.                           91,536    3,931,471       0.0%
    Ameren Corp.                                   73,228    4,292,625       0.0%
    American Electric Power Co., Inc.              95,064    6,652,579       0.0%
#   American States Water Co.                      75,136    4,186,578       0.0%
    American Water Works Co., Inc.                 68,777    5,954,713       0.0%
#   Aqua America, Inc.                            174,657    6,139,194       0.0%
    Artesian Resources Corp. Class A               19,111      731,951       0.0%
    Atlantica Yield PLC                           231,069    4,642,176       0.0%
    Atmos Energy Corp.                             77,651    6,747,095       0.0%
#   Avangrid, Inc.                                 62,463    3,292,425       0.0%
    Avista Corp.                                  114,514    5,938,696       0.0%
#   Black Hills Corp.                             122,951    6,968,863       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE+    OF NET ASSETS**
                                           ------- ----------- ---------------
Utilities -- (Continued)
    California Water Service Group         110,217 $ 4,270,909       0.0%
    CenterPoint Energy, Inc.               130,802   3,313,215       0.0%
    Chesapeake Utilities Corp.              37,572   2,855,472       0.0%
    CMS Energy Corp.                       104,097   4,912,337       0.0%
    Connecticut Water Service, Inc.         30,709   2,088,212       0.0%
    Consolidated Edison, Inc.               96,542   7,735,910       0.1%
    Consolidated Water Co., Ltd.            20,526     290,443       0.0%
    Dominion Energy, Inc.                  122,456   8,150,671       0.1%
    DTE Energy Co.                          56,584   5,963,954       0.0%
    Duke Energy Corp.                      147,633  11,834,261       0.1%
    Edison International                    63,589   4,166,351       0.0%
#   El Paso Electric Co.                    93,312   4,763,578       0.0%
    Entergy Corp.                           70,712   5,769,392       0.0%
#   Eversource Energy                      108,651   6,546,223       0.0%
    Exelon Corp.                           185,888   7,376,036       0.1%
#   FirstEnergy Corp.                      158,251   5,443,834       0.0%
#   Genie Energy, Ltd. Class B              53,661     223,230       0.0%
    Great Plains Energy, Inc.              211,809   6,932,509       0.1%
    Hawaiian Electric Industries, Inc.     114,384   3,967,981       0.0%
#   IDACORP, Inc.                           68,779   6,396,447       0.0%
    MDU Resources Group, Inc.              211,991   5,971,786       0.0%
    MGE Energy, Inc.                        79,696   4,626,353       0.0%
    Middlesex Water Co.                     40,961   1,706,435       0.0%
#   National Fuel Gas Co.                   93,204   4,786,025       0.0%
#   New Jersey Resources Corp.             138,667   5,733,880       0.0%
    NextEra Energy, Inc.                   101,325  16,608,181       0.1%
#   NiSource, Inc.                         255,334   6,227,596       0.0%
    Northwest Natural Gas Co.               66,007   4,046,229       0.0%
    NorthWestern Corp.                     114,232   6,275,906       0.0%
    NRG Energy, Inc.                       839,914  26,037,334       0.1%
#   NRG Yield, Inc. Class A                 47,862     842,850       0.0%
#   NRG Yield, Inc. Class C                 83,188   1,480,746       0.0%
    OGE Energy Corp.                       139,317   4,579,350       0.0%
    ONE Gas, Inc.                           84,597   5,898,103       0.0%
#   Ormat Technologies, Inc.               137,108   7,938,553       0.1%
    Otter Tail Corp.                        90,929   3,987,237       0.0%
#   Pattern Energy Group, Inc. Class A     223,533   4,063,830       0.0%
    PG&E Corp.                             100,403   4,628,578       0.0%
    Pinnacle West Capital Corp.             43,596   3,509,478       0.0%
    PNM Resources, Inc.                    176,362   6,992,753       0.1%
    Portland General Electric Co.          129,197   5,488,289       0.0%
    PPL Corp.                              125,181   3,642,767       0.0%
    Public Service Enterprise Group, Inc.  103,824   5,414,422       0.0%
*   Pure Cycle Corp.                        41,415     370,664       0.0%
    RGC Resources, Inc.                     11,908     308,417       0.0%
    SCANA Corp.                             37,809   1,390,237       0.0%
#   Sempra Energy                           47,711   5,334,090       0.0%
    SJW Corp.                               47,115   2,848,102       0.0%
#   South Jersey Industries, Inc.          182,743   5,646,759       0.0%
#   Southern Co. (The)                     199,784   9,214,038       0.1%
    Southwest Gas Holdings, Inc.            73,783   5,385,421       0.0%
#   Spark Energy, Inc. Class A              15,216     189,439       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                             SHARES        VALUE+      OF NET ASSETS**
                                                                           ----------- --------------- ---------------
Utilities -- (Continued)
            Spire, Inc.                                                         71,074 $     5,127,989        0.0%
            TerraForm Power, Inc. Class A                                        8,825          98,399        0.0%
            UGI Corp.                                                          236,556      11,446,945        0.1%
            Unitil Corp.                                                        36,582       1,777,519        0.0%
            Vectren Corp.                                                       89,763       6,307,646        0.0%
#*          Vistra Energy Corp.                                                827,849      18,916,350        0.1%
#           WEC Energy Group, Inc.                                             114,000       7,327,920        0.1%
            Westar Energy, Inc.                                                135,461       7,339,277        0.1%
            WGL Holdings, Inc.                                                  81,679       6,950,883        0.1%
            Xcel Energy, Inc.                                                  187,613       8,787,793        0.1%
            York Water Co. (The)                                                31,798       1,023,896        0.0%
                                                                                       ---------------      -----
Total Utilities                                                                            419,211,449        1.7%
                                                                                       ---------------      -----
TOTAL COMMON STOCKS                                                                     23,847,004,620       99.0%
                                                                                       ---------------      -----
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
            GCI Liberty, Inc., 5.000%                                           24,077         570,384        0.0%
                                                                                       ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Dyax Corp. Contingent Value Rights                                  51,231         172,648        0.0%
(degrees)*  Media General, Inc. Contingent Value Rights                         96,518           9,652        0.0%
                                                                                       ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                          182,300        0.0%
                                                                                       ---------------      -----
TOTAL INVESTMENT SECURITIES                                                             23,847,757,304
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional U.S. Government Money Market Fund,
              1.630%                                                       235,937,300     235,937,300        1.0%
                                                                                       ---------------      -----
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@        DFA Short Term Investment Fund                                 159,543,985   1,845,923,909        7.6%
                                                                                       ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $17,541,128,884)                                   $25,929,618,514      107.6%
                                                                                       ===============      =====

At April 30, 2018, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index    1,555    06/15/18  $212,253,911 $205,804,250  $(6,449,661)
                                             ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                      $212,253,911 $205,804,250  $(6,449,661)
                                             ============ ============  ===========

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                ---------------  -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $ 3,622,570,606  $          516   --    $ 3,622,571,122
   Consumer Staples               1,308,594,511              --   --      1,308,594,511
   Energy                         1,505,962,917              --   --      1,505,962,917
   Financials                     4,564,695,309          59,369   --      4,564,754,678
   Health Care                    2,654,667,774              --   --      2,654,667,774
   Industrials                    3,400,534,302              --   --      3,400,534,302
   Information Technology         4,637,499,765          16,946   --      4,637,516,711
   Materials                      1,110,541,878              --   --      1,110,541,878
   Real Estate                       94,651,218              --   --         94,651,218
   Telecommunication Services       527,998,061              --   --        527,998,061
   Utilities                        419,211,449              --   --        419,211,449
Preferred Stocks
   Consumer Discretionary               570,384              --   --            570,384
Rights/Warrants                              --         182,300   --            182,300
Temporary Cash Investments          235,937,300              --   --        235,937,300
Securities Lending Collateral                --   1,845,923,909   --      1,845,923,909
Futures Contracts**                  (6,449,661)             --   --         (6,449,661)
                                ---------------  --------------   --    ---------------
TOTAL                           $24,076,985,813  $1,846,183,040   --    $25,923,168,853
                                ===============  ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                  SHARES    VALUE+   OF NET ASSETS**
                                                  ------- ---------- ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (12.6%)
*   1-800-Flowers.com, Inc. Class A                70,712 $  898,042       0.0%
    A.H. Belo Corp. Class A                        29,006    162,434       0.0%
    Aaron's, Inc.                                 118,007  4,929,152       0.1%
#   Abercrombie & Fitch Co. Class A               117,583  3,012,476       0.1%
#   Acushnet Holdings Corp.                        22,394    541,039       0.0%
#   Adient P.L.C.                                  68,678  4,209,275       0.1%
*   Adtalem Global Education, Inc.                109,558  5,214,961       0.1%
#   Advance Auto Parts, Inc.                        5,868    671,593       0.0%
#   AMC Entertainment Holdings, Inc. Class A       71,620  1,249,769       0.0%
#*  AMC Networks, Inc. Class A                      8,142    423,384       0.0%
    AMCON Distributing Co.                            438     40,219       0.0%
*   America's Car-Mart, Inc.                       15,372    819,328       0.0%
*   American Axle & Manufacturing Holdings, Inc.  204,388  3,135,312       0.1%
    American Eagle Outfitters, Inc.               302,393  6,253,487       0.1%
#*  American Outdoor Brands Corp.                  45,495    500,445       0.0%
*   American Public Education, Inc.                29,266  1,179,420       0.0%
    Aramark                                        29,256  1,093,882       0.0%
    Ark Restaurants Corp.                           3,403     83,033       0.0%
#*  Asbury Automotive Group, Inc.                  32,106  2,152,707       0.1%
#*  Ascena Retail Group, Inc.                     328,900    730,158       0.0%
#*  Ascent Capital Group, Inc. Class A             15,641     54,118       0.0%
#*  At Home Group, Inc.                            65,553  2,306,810       0.1%
#   Autoliv, Inc.                                   9,213  1,235,003       0.0%
#*  AutoNation, Inc.                               69,948  3,230,898       0.1%
#*  AV Homes, Inc.                                 14,646    243,856       0.0%
*   Ballantyne Strong, Inc.                        17,594     83,573       0.0%
*   Barnes & Noble Education, Inc.                 82,681    594,476       0.0%
#   Barnes & Noble, Inc.                          145,935    809,939       0.0%
    Bassett Furniture Industries, Inc.             10,687    310,457       0.0%
    BBX Capital Corp.                              48,243    481,465       0.0%
#   Beasley Broadcast Group, Inc. Class A           6,377     72,379       0.0%
*   Beazer Homes USA, Inc.                         59,468    872,990       0.0%
#   Bed Bath & Beyond, Inc.                       258,431  4,512,205       0.1%
*   Belmond, Ltd. Class A                         198,448  2,123,394       0.1%
    Best Buy Co., Inc.                             83,918  6,422,245       0.1%
#   Big 5 Sporting Goods Corp.                     40,230    337,932       0.0%
#   Big Lots, Inc.                                 85,138  3,614,108       0.1%
#*  Biglari Holdings, Inc.                          2,695    922,391       0.0%
    BJ's Restaurants, Inc.                         41,898  2,340,003       0.1%
    Bloomin' Brands, Inc.                          77,475  1,833,058       0.1%
#*  Bojangles', Inc.                               47,320    697,970       0.0%
#*  Boot Barn Holdings, Inc.                       47,452    928,636       0.0%
    BorgWarner, Inc.                               28,878  1,413,289       0.0%
    Bowl America, Inc. Class A                      2,839     42,613       0.0%
#   Boyd Gaming Corp.                              57,508  1,909,841       0.1%
*   Bravo Brio Restaurant Group, Inc.              27,451    109,804       0.0%
*   Bridgepoint Education, Inc.                    67,155    392,185       0.0%
*   Bright Horizons Family Solutions, Inc.         16,294  1,545,975       0.0%
#   Brinker International, Inc.                    12,255    534,195       0.0%
    Brunswick Corp.                                61,906  3,706,931       0.1%
    Buckle, Inc. (The)                              9,525    219,551       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Build-A-Bear Workshop, Inc.                                   37,916 $   345,036       0.0%
*   Burlington Stores, Inc.                                        8,429   1,145,080       0.0%
#   Cable One, Inc.                                                1,882   1,195,296       0.0%
*   CafePress, Inc.                                                1,337       1,952       0.0%
    Caleres, Inc.                                                 72,972   2,388,374       0.1%
    Callaway Golf Co.                                            159,564   2,754,075       0.1%
*   Cambium Learning Group, Inc.                                  42,184     427,746       0.0%
    Capella Education Co.                                         20,801   1,908,492       0.1%
*   Career Education Corp.                                       143,798   1,865,060       0.1%
#*  CarMax, Inc.                                                  26,562   1,660,125       0.0%
    Carnival Corp.                                                45,997   2,900,571       0.1%
#   Carriage Services, Inc.                                       35,253     917,636       0.0%
*   Carrols Restaurant Group, Inc.                                69,724     718,157       0.0%
#   Carter's, Inc.                                                10,234   1,026,675       0.0%
    Cato Corp. (The) Class A                                      36,602     593,318       0.0%
*   Cavco Industries, Inc.                                        10,183   1,734,674       0.0%
    CBS Corp. Class A                                              3,754     185,785       0.0%
#*  Central European Media Enterprises, Ltd. Class A              32,474     138,015       0.0%
*   Century Casinos, Inc.                                          4,432      34,038       0.0%
*   Century Communities, Inc.                                     43,803   1,346,942       0.0%
*   Charter Communications, Inc. Class A                          35,911   9,742,295       0.2%
#   Cheesecake Factory, Inc. (The)                                79,288   4,119,012       0.1%
#*  Cherokee, Inc.                                                 9,247       6,667       0.0%
    Chico's FAS, Inc.                                            226,793   2,252,054       0.1%
#   Children's Place, Inc. (The)                                  34,895   4,450,857       0.1%
#*  Chipotle Mexican Grill, Inc.                                   1,644     695,955       0.0%
    Choice Hotels International, Inc.                              8,184     655,129       0.0%
#*  Christopher & Banks Corp.                                     45,128      47,836       0.0%
    Churchill Downs, Inc.                                            855     234,783       0.0%
*   Chuy's Holdings, Inc.                                         25,347     724,924       0.0%
#   Cinemark Holdings, Inc.                                       66,368   2,599,635       0.1%
    Citi Trends, Inc.                                             29,124     892,068       0.0%
#*  Clarus Corp.                                                  42,250     302,088       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                  16,585      79,608       0.0%
    Collectors Universe, Inc.                                      4,977      77,990       0.0%
    Columbia Sportswear Co.                                       46,235   3,837,967       0.1%
    Comcast Corp. Class A                                        487,867  15,314,145       0.3%
#*  Conn's, Inc.                                                  35,937     916,393       0.0%
#   Cooper Tire & Rubber Co.                                     102,330   2,501,968       0.1%
*   Cooper-Standard Holdings, Inc.                                32,657   4,042,937       0.1%
#   Core-Mark Holding Co., Inc.                                   62,782   1,293,937       0.0%
#   Cracker Barrel Old Country Store, Inc.                         8,139   1,339,598       0.0%
*   Crocs, Inc.                                                  104,577   1,652,317       0.0%
    Crown Crafts, Inc.                                             2,196      12,956       0.0%
    CSS Industries, Inc.                                           4,800      81,888       0.0%
    Culp, Inc.                                                    23,483     693,923       0.0%
#*  Daily Journal Corp.                                              563     127,548       0.0%
    Dana, Inc.                                                   142,450   3,380,338       0.1%
    Darden Restaurants, Inc.                                      24,521   2,277,020       0.1%
#*  Dave & Buster's Entertainment, Inc.                           36,327   1,543,534       0.0%
*   DavidsTea, Inc.                                                5,500      22,000       0.0%
#*  Deckers Outdoor Corp.                                         48,040   4,480,210       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Del Frisco's Restaurant Group, Inc.          36,099 $   573,974       0.0%
*   Del Taco Restaurants, Inc.                   61,343     684,588       0.0%
*   Delta Apparel, Inc.                          12,387     224,081       0.0%
*   Denny's Corp.                                29,926     524,004       0.0%
#*  Destination Maternity Corp.                  13,230      37,573       0.0%
#*  Destination XL Group, Inc.                   74,081     125,938       0.0%
    Dick's Sporting Goods, Inc.                  88,398   2,925,090       0.1%
#   Dillard's, Inc. Class A                      48,014   3,579,444       0.1%
#   Dine Brands Global, Inc.                     27,448   2,177,724       0.1%
#*  Discovery, Inc. Class A                      33,491     792,062       0.0%
*   Discovery, Inc. Class B                       1,000      35,300       0.0%
#*  Discovery, Inc. Class C                      43,666     970,259       0.0%
*   Dixie Group, Inc. (The)                       9,314      27,942       0.0%
    Dollar General Corp.                         25,382   2,450,124       0.1%
*   Dollar Tree, Inc.                            32,168   3,084,590       0.1%
    Domino's Pizza, Inc.                          7,400   1,788,802       0.1%
#*  Dorman Products, Inc.                        50,202   3,225,981       0.1%
    DR Horton, Inc.                             131,486   5,803,792       0.1%
#*  Drive Shack, Inc.                            76,782     416,926       0.0%
#   DSW, Inc. Class A                           124,914   2,785,582       0.1%
#   Dunkin' Brands Group, Inc.                   17,333   1,056,620       0.0%
*   Educational Development Corp.                 3,287      79,874       0.0%
*   El Pollo Loco Holdings, Inc.                 21,851     218,510       0.0%
#*  Eldorado Resorts, Inc.                       28,545   1,156,072       0.0%
#   Emerald Expositions Events, Inc.              9,061     174,605       0.0%
*   Emerson Radio Corp.                          22,180      32,383       0.0%
*   Emmis Communications Corp. Class A            1,100       5,016       0.0%
#   Entercom Communications Corp. Class A       106,820   1,084,223       0.0%
    Entravision Communications Corp. Class A    105,830     492,110       0.0%
    Escalade, Inc.                               19,402     257,077       0.0%
    Ethan Allen Interiors, Inc.                  46,722   1,030,220       0.0%
*   EVINE Live, Inc.                             44,612      51,750       0.0%
#   EW Scripps Co. (The) Class A                110,320   1,227,862       0.0%
#   Expedia Group, Inc.                          10,549   1,214,612       0.0%
#*  Express, Inc.                               131,709   1,032,599       0.0%
    Extended Stay America, Inc.                 132,740   2,599,049       0.1%
#*  Famous Dave's of America, Inc.                8,136      66,715       0.0%
#*  Fiesta Restaurant Group, Inc.                41,518     871,878       0.0%
#   Finish Line, Inc. (The) Class A              96,150   1,304,755       0.0%
#*  Five Below, Inc.                             17,117   1,208,631       0.0%
    Flanigan's Enterprises, Inc.                    300       7,485       0.0%
    Flexsteel Industries, Inc.                    9,611     352,339       0.0%
#   Foot Locker, Inc.                            54,549   2,349,971       0.1%
    Ford Motor Co.                            1,060,195  11,916,592       0.3%
#*  Fossil Group, Inc.                           12,801     191,375       0.0%
*   Fox Factory Holding Corp.                    32,010   1,064,332       0.0%
#*  Francesca's Holdings Corp.                   54,382     269,191       0.0%
#   Fred's, Inc. Class A                         70,632     169,164       0.0%
*   FTD Cos., Inc.                               43,806     282,111       0.0%
*   Full House Resorts, Inc.                     19,188      61,977       0.0%
#*  G-III Apparel Group, Ltd.                    90,099   3,287,713       0.1%
#*  Gaia, Inc.                                    6,225      94,309       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   GameStop Corp. Class A                     178,022 $ 2,430,000       0.1%
    Gaming Partners International Corp.            389       3,462       0.0%
    Gannett Co., Inc.                          200,011   1,934,106       0.1%
#   Gap, Inc. (The)                             82,110   2,400,896       0.1%
    Garmin, Ltd.                                22,692   1,331,340       0.0%
*   GCI Liberty, Inc. Class A                   97,564   4,351,354       0.1%
    General Motors Co.                         390,610  14,351,011       0.3%
*   Genesco, Inc.                               38,025   1,625,569       0.0%
    Gentex Corp.                               187,260   4,258,292       0.1%
*   Gentherm, Inc.                              58,163   1,965,909       0.1%
    Genuine Parts Co.                           18,852   1,665,009       0.0%
    Goodyear Tire & Rubber Co. (The)           241,087   6,053,695       0.1%
#*  GoPro, Inc. Class A                         13,114      66,357       0.0%
    Graham Holdings Co. Class B                  6,006   3,621,918       0.1%
#*  Grand Canyon Education, Inc.                31,453   3,270,797       0.1%
#*  Gray Television, Inc.                      150,454   1,700,130       0.0%
*   Gray Television, Inc. Class A                2,300      23,000       0.0%
*   Green Brick Partners, Inc.                  22,902     231,310       0.0%
    Group 1 Automotive, Inc.                    38,905   2,542,442       0.1%
#   Guess?, Inc.                               157,986   3,679,494       0.1%
#   H&R Block, Inc.                             20,493     566,631       0.0%
#*  Habit Restaurants, Inc. (The) Class A       14,209     143,511       0.0%
    Hamilton Beach Brands Holding Co. Class A   19,518     434,276       0.0%
#   Hanesbrands, Inc.                           31,600     583,652       0.0%
#   Harley-Davidson, Inc.                       25,800   1,061,154       0.0%
*   Harte-Hanks, Inc.                           10,003      88,126       0.0%
    Hasbro, Inc.                                 9,400     828,046       0.0%
    Haverty Furniture Cos., Inc.                35,647     646,993       0.0%
    Haverty Furniture Cos., Inc. Class A         1,796      32,642       0.0%
*   Helen of Troy, Ltd.                         33,519   2,988,219       0.1%
#*  Hemisphere Media Group, Inc.                 3,560      38,804       0.0%
#*  Hibbett Sports, Inc.                        31,749     863,573       0.0%
*   Hilton Grand Vacations, Inc.                 3,483     149,769       0.0%
    Hilton Worldwide Holdings, Inc.             11,611     915,411       0.0%
    Hooker Furniture Corp.                      21,540     813,135       0.0%
#*  Horizon Global Corp.                        32,078     239,623       0.0%
*   Houghton Mifflin Harcourt Co.              219,782   1,494,518       0.0%
    Hyatt Hotels Corp. Class A                  11,082     851,873       0.0%
#*  Iconix Brand Group, Inc.                    97,832      79,312       0.0%
    ILG, Inc.                                  115,845   3,953,790       0.1%
*   IMAX Corp.                                  91,888   2,131,802       0.1%
*   Insignia Systems, Inc.                       7,000      15,120       0.0%
#*  Installed Building Products, Inc.           14,863     857,595       0.0%
    International Game Technology P.L.C.       102,105   2,886,508       0.1%
#   Interpublic Group of Cos., Inc. (The)       44,149   1,041,475       0.0%
#*  iRobot Corp.                                10,474     611,263       0.0%
*   J Alexander's Holdings, Inc.                13,620     162,759       0.0%
    Jack in the Box, Inc.                        6,082     545,555       0.0%
#*  JAKKS Pacific, Inc.                          5,955      13,994       0.0%
#*  Jamba, Inc.                                 10,806     101,793       0.0%
#*  JC Penney Co., Inc.                        331,079     963,440       0.0%
    John Wiley & Sons, Inc. Class A             38,080   2,511,376       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE+    OF NET ASSETS**
                                                     ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    John Wiley & Sons, Inc. Class B                    2,087 $   140,873       0.0%
    Johnson Outdoors, Inc. Class A                    14,083     912,015       0.0%
*   K12, Inc.                                         70,364   1,076,569       0.0%
    KB Home                                           76,490   2,030,809       0.1%
*   Kirkland's, Inc.                                  35,241     373,202       0.0%
#   Kohl's Corp.                                     177,964  11,055,124       0.2%
#*  Kona Grill, Inc.                                  11,299      19,208       0.0%
*   Koss Corp.                                         4,404       8,103       0.0%
    L Brands, Inc.                                     6,200     216,442       0.0%
*   La Quinta Holdings, Inc.                         186,149   3,637,351       0.1%
    La-Z-Boy, Inc.                                    76,119   2,192,227       0.1%
*   Lakeland Industries, Inc.                          7,500      97,125       0.0%
#*  Lands' End, Inc.                                  12,242     236,883       0.0%
    LCI Industries                                    27,951   2,663,730       0.1%
    Lear Corp.                                        18,306   3,422,673       0.1%
#   Leggett & Platt, Inc.                             29,330   1,189,331       0.0%
    Lennar Corp. Class A                             259,298  13,714,271       0.3%
    Lennar Corp. Class B                              10,683     456,057       0.0%
#   Libbey, Inc.                                      47,243     270,230       0.0%
#*  Liberty Broadband Corp. Class A                    6,209     437,610       0.0%
*   Liberty Broadband Corp. Class B                      234      16,667       0.0%
#*  Liberty Broadband Corp. Class C                   46,947   3,328,073       0.1%
*   Liberty Expedia Holdings, Inc. Class A            57,154   2,331,883       0.1%
#*  Liberty Media Corp.-Liberty Braves Class A         3,850      84,585       0.0%
*   Liberty Media Corp.-Liberty Braves Class B            93       2,190       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C         8,071     177,885       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A    9,627     270,615       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C   20,179     595,684       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A      38,509   1,608,521       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class B         936      40,449       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C      80,719   3,362,754       0.1%
#   Liberty Tax, Inc.                                  5,220      53,766       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A       152,540   1,403,368       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B           436       4,382       0.0%
    Lifetime Brands, Inc.                             22,679     269,880       0.0%
#*  Lincoln Educational Services Corp.                12,212      22,836       0.0%
#*  Lindblad Expeditions Holdings, Inc.                5,561      60,893       0.0%
#   Lions Gate Entertainment Corp. Class A            47,611   1,185,038       0.0%
    Lions Gate Entertainment Corp. Class B            29,503     679,159       0.0%
#   Lithia Motors, Inc. Class A                       40,814   3,912,430       0.1%
#*  Live Nation Entertainment, Inc.                   47,277   1,866,023       0.1%
*   LKQ Corp.                                         56,098   1,740,160       0.0%
*   Luby's, Inc.                                      40,905     105,535       0.0%
#*  Lululemon Athletica, Inc.                         10,200   1,017,960       0.0%
#*  Lumber Liquidators Holdings, Inc.                  5,098     122,709       0.0%
*   M/I Homes, Inc.                                   42,211   1,286,591       0.0%
    Macy's, Inc.                                     193,662   6,017,078       0.1%
*   Madison Square Garden Co. (The) Class A           22,874   5,558,839       0.1%
*   Malibu Boats, Inc. Class A                        15,955     537,684       0.0%
    Marcus Corp. (The)                                21,411     638,048       0.0%
    Marine Products Corp.                             15,913     241,400       0.0%
*   MarineMax, Inc.                                   52,012   1,123,459       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES    VALUE+   OF NET ASSETS**
                                            ------- ---------- ---------------
 Consumer Discretionary -- (Continued)
 #   Marriott Vacations Worldwide Corp.      48,537 $5,951,122       0.1%
 #   Mattel, Inc.                            27,565    407,962       0.0%
 #*  McClatchy Co. (The) Class A             10,395     98,129       0.0%
     McDonald's Corp.                         2,590    433,670       0.0%
     MDC Holdings, Inc.                     104,839  3,041,379       0.1%
 #   Meredith Corp.                          79,668  4,126,802       0.1%
 *   Meritage Homes Corp.                    87,210  3,880,845       0.1%
     MGM Resorts International              146,667  4,608,277       0.1%
 *   Michael Kors Holdings, Ltd.              7,681    525,534       0.0%
 *   Michaels Cos., Inc. (The)               20,089    374,057       0.0%
 *   Modine Manufacturing Co.                84,275  1,449,530       0.0%
 *   Mohawk Industries, Inc.                 13,679  2,870,949       0.1%
 *   Monarch Casino & Resort, Inc.            5,624    239,920       0.0%
 #   Monro, Inc.                             54,014  3,022,083       0.1%
 #*  Motorcar Parts of America, Inc.         33,073    629,710       0.0%
     Movado Group, Inc.                      21,143    834,091       0.0%
 *   MSG Networks, Inc. Class A              34,736    712,088       0.0%
 #*  Murphy USA, Inc.                        62,111  3,886,285       0.1%
     Nathan's Famous, Inc.                    4,306    352,877       0.0%
     National CineMedia, Inc.                26,421    151,128       0.0%
 *   Nautilus, Inc.                          52,009    756,731       0.0%
 *   New Home Co., Inc. (The)                 1,600     15,968       0.0%
 #   New Media Investment Group, Inc.        45,207    749,532       0.0%
 #*  New York & Co., Inc.                    75,035    294,888       0.0%
 #   New York Times Co. (The) Class A       146,290  3,430,500       0.1%
 #   Newell Brands, Inc.                     28,288    781,597       0.0%
     News Corp. Class A                     153,665  2,455,567       0.1%
     News Corp. Class B                      65,934  1,071,427       0.0%
 #   Nexstar Media Group, Inc. Class A       68,186  4,244,578       0.1%
     NIKE, Inc. Class B                       4,800    328,272       0.0%
     Nobility Homes, Inc.                     1,284     28,890       0.0%
 #   Nordstrom, Inc.                         17,604    890,058       0.0%
 *   Norwegian Cruise Line Holdings, Ltd.    31,043  1,659,869       0.0%
 #   Nutrisystem, Inc.                       19,976    579,304       0.0%
 *   NVR, Inc.                                  830  2,573,000       0.1%
 #*  O'Reilly Automotive, Inc.                8,252  2,113,090       0.1%
     Office Depot, Inc.                     764,107  1,749,805       0.0%
 #*  Ollie's Bargain Outlet Holdings, Inc.   33,089  2,058,136       0.1%
 #   Omnicom Group, Inc.                     20,779  1,530,581       0.0%
 *   Overstock.com, Inc.                     43,092  1,641,805       0.0%
     Oxford Industries, Inc.                 27,032  2,082,545       0.1%
     P&F Industries, Inc. Class A             2,014     16,313       0.0%
 #   Papa John's International, Inc.          7,165    444,230       0.0%
 #*  Papa Murphy's Holdings, Inc.             7,233     36,744       0.0%
 #*  Party City Holdco, Inc.                 19,907    313,535       0.0%
 #   Peak Resorts, Inc.                       5,963     27,728       0.0%
 *   Penn National Gaming, Inc.              52,470  1,590,366       0.0%
 #   Penske Automotive Group, Inc.          101,131  4,561,008       0.1%
 *   Perry Ellis International, Inc.         17,492    453,917       0.0%
 #   PetMed Express, Inc.                    15,853    530,441       0.0%
     PICO Holdings, Inc.                     33,012    397,795       0.0%
     Pier 1 Imports, Inc.                   149,137    332,576       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES    VALUE+   OF NET ASSETS**
                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Pinnacle Entertainment, Inc.                  16,802 $  539,680       0.0%
#*  Planet Fitness, Inc. Class A                  26,471  1,066,517       0.0%
*   Playa Hotels & Resorts NV                     81,295    837,339       0.0%
#   Polaris Industries, Inc.                       9,939  1,041,806       0.0%
    Pool Corp.                                    11,818  1,640,457       0.0%
*   Potbelly Corp.                                35,212    420,783       0.0%
    PulteGroup, Inc.                             112,608  3,418,779       0.1%
    PVH Corp.                                     14,781  2,360,082       0.1%
    QEP Co., Inc.                                  1,500     40,320       0.0%
*   Qurate Retail Group, Inc. QVC Group Class A  119,641  2,800,796       0.1%
*   Qurate Retail Group, Inc. QVC Group Class B      131      3,126       0.0%
    Ralph Lauren Corp.                             9,892  1,086,636       0.0%
    RCI Hospitality Holdings, Inc.                20,006    543,963       0.0%
*   Reading International, Inc. Class A           30,798    472,133       0.0%
*   Red Lion Hotels Corp.                         31,299    308,295       0.0%
#*  Red Robin Gourmet Burgers, Inc.               22,908  1,428,314       0.0%
*   Regis Corp.                                   81,685  1,275,920       0.0%
#   Rent-A-Center, Inc.                           65,105    658,212       0.0%
#*  RH                                            10,556  1,007,570       0.0%
    Rocky Brands, Inc.                             9,423    224,739       0.0%
    Ross Stores, Inc.                             23,632  1,910,647       0.1%
    Royal Caribbean Cruises, Ltd.                 19,307  2,088,824       0.1%
    Ruth's Hospitality Group, Inc.                46,325  1,243,826       0.0%
    Salem Media Group, Inc.                       22,144     69,754       0.0%
#*  Sally Beauty Holdings, Inc.                   20,174    348,808       0.0%
    Scholastic Corp.                              52,747  2,183,726       0.1%
#*  Scientific Games Corp. Class A                24,010  1,279,733       0.0%
#*  Sears Hometown and Outlet Stores, Inc.         1,071      1,981       0.0%
#*  SeaWorld Entertainment, Inc.                  48,406    730,447       0.0%
#*  Sequential Brands Group, Inc.                  2,686      5,184       0.0%
    Service Corp. International                   46,837  1,710,019       0.0%
*   ServiceMaster Global Holdings, Inc.           34,770  1,759,362       0.1%
*   Shiloh Industries, Inc.                       34,438    286,180       0.0%
#   Shoe Carnival, Inc.                           25,961    632,670       0.0%
#*  Shutterfly, Inc.                              50,979  4,125,221       0.1%
#   Signet Jewelers, Ltd.                         14,628    568,737       0.0%
#   Sinclair Broadcast Group, Inc. Class A        65,020  1,843,317       0.1%
#   Sirius XM Holdings, Inc.                     124,278    786,680       0.0%
#   Six Flags Entertainment Corp.                 16,495  1,043,144       0.0%
*   Skechers U.S.A., Inc. Class A                113,986  3,248,601       0.1%
#*  Skyline Corp.                                  8,700    220,806       0.0%
#*  Sleep Number Corp.                            34,062    965,317       0.0%
#   Sonic Automotive, Inc. Class A                62,520  1,237,896       0.0%
#   Sonic Corp.                                   18,835    488,015       0.0%
#*  Sotheby's                                     58,473  3,087,374       0.1%
    Speedway Motorsports, Inc.                    65,313  1,152,774       0.0%
#*  Sportsman's Warehouse Holdings, Inc.          19,810     98,852       0.0%
#   Stage Stores, Inc.                            52,572    152,985       0.0%
    Standard Motor Products, Inc.                 38,561  1,748,741       0.0%
    Steven Madden, Ltd.                           93,671  4,519,626       0.1%
*   Stoneridge, Inc.                              61,626  1,622,613       0.0%
    Strattec Security Corp.                        6,011    196,560       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Strayer Education, Inc.                    16,401 $1,723,253       0.0%
#   Sturm Ruger & Co., Inc.                    16,895    933,449       0.0%
    Superior Industries International, Inc.    39,951    525,356       0.0%
    Superior Uniform Group, Inc.               22,099    592,695       0.0%
*   Sypris Solutions, Inc.                     17,625     24,851       0.0%
    Tailored Brands, Inc.                      13,292    419,363       0.0%
*   Tandy Leather Factory, Inc.                17,438    129,041       0.0%
    Tapestry, Inc.                             23,907  1,285,479       0.0%
    Target Corp.                               52,314  3,797,996       0.1%
*   Taylor Morrison Home Corp. Class A        205,033  4,871,584       0.1%
    TEGNA, Inc.                               393,842  4,162,910       0.1%
#*  Tempur Sealy International, Inc.           13,378    598,666       0.0%
    Tenneco, Inc.                              15,945    712,582       0.0%
#*  Tesla, Inc.                                   697    204,848       0.0%
    Texas Roadhouse, Inc.                      39,134  2,507,707       0.1%
    Thor Industries, Inc.                      22,804  2,420,417       0.1%
    Tiffany & Co.                              15,364  1,579,880       0.0%
    Tile Shop Holdings, Inc.                   38,167    261,444       0.0%
    Tilly's, Inc. Class A                       4,855     54,425       0.0%
    Time Warner, Inc.                          94,912  8,997,658       0.2%
#   Toll Brothers, Inc.                        96,705  4,077,083       0.1%
*   TopBuild Corp.                             43,972  3,504,568       0.1%
    Tower International, Inc.                  46,720  1,378,240       0.0%
*   Town Sports International Holdings, Inc.   12,510    116,343       0.0%
    Townsquare Media, Inc. Class A              7,519     57,295       0.0%
    Tractor Supply Co.                         17,500  1,190,000       0.0%
*   Trans World Entertainment Corp.             1,500      1,875       0.0%
*   TravelCenters of America LLC               12,581     45,921       0.0%
#*  TRI Pointe Group, Inc.                    241,024  4,123,921       0.1%
    Tribune Media Co. Class A                  21,486    811,956       0.0%
#*  TripAdvisor, Inc.                          14,450    540,719       0.0%
*   tronc, Inc.                                 5,436     99,805       0.0%
#*  Tuesday Morning Corp.                      57,924    205,630       0.0%
    Tupperware Brands Corp.                     6,900    307,464       0.0%
    Twenty-First Century Fox, Inc. Class A     85,500  3,125,880       0.1%
    Twenty-First Century Fox, Inc. Class B     23,700    854,859       0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.     10,973  2,753,235       0.1%
#*  Under Armour, Inc. Class A                 11,332    201,256       0.0%
#*  Under Armour, Inc. Class C                 11,412    175,174       0.0%
*   Unifi, Inc.                                23,080    683,399       0.0%
#   Unique Fabricating, Inc.                    4,543     42,250       0.0%
#*  Universal Electronics, Inc.                23,112  1,070,086       0.0%
*   Universal Technical Institute, Inc.        22,884     71,627       0.0%
#*  Urban One, Inc.                            39,577     73,217       0.0%
*   Urban Outfitters, Inc.                    199,203  8,021,905       0.2%
*   US Auto Parts Network, Inc.                26,854     48,337       0.0%
#   Vail Resorts, Inc.                          5,219  1,196,769       0.0%
*   Vera Bradley, Inc.                         57,946    659,425       0.0%
    VF Corp.                                   13,052  1,055,515       0.0%
#   Viacom, Inc. Class A                        2,734     97,194       0.0%
    Viacom, Inc. Class B                       46,520  1,403,043       0.0%
*   Vista Outdoor, Inc.                       105,693  1,770,358       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                          ------- ------------ ---------------
 Consumer Discretionary -- (Continued)
 *   Visteon Corp.                         10,965 $  1,364,485       0.0%
 #*  Vitamin Shoppe, Inc.                  47,053      232,912       0.0%
 *   VOXX International Corp.              36,528      182,640       0.0%
     Walt Disney Co. (The)                118,253   11,864,323       0.3%
 *   Weight Watchers International, Inc.    6,975      488,599       0.0%
     Wendy's Co. (The)                     97,555    1,633,071       0.0%
     Weyco Group, Inc.                     11,380      417,646       0.0%
 #   Whirlpool Corp.                       17,108    2,650,885       0.1%
 #*  William Lyon Homes Class A            59,525    1,598,841       0.0%
 #   Williams-Sonoma, Inc.                 69,966    3,344,375       0.1%
     Wingstop, Inc.                        12,474      609,480       0.0%
     Winmark Corp.                          3,672      478,462       0.0%
 #   Winnebago Industries, Inc.            58,248    2,207,599       0.1%
     Wolverine World Wide, Inc.           108,307    3,244,878       0.1%
 #   Wyndham Worldwide Corp.               18,662    2,131,387       0.1%
     Wynn Resorts, Ltd.                     2,100      390,999       0.0%
 *   ZAGG, Inc.                            64,087      717,774       0.0%
 *   Zumiez, Inc.                          45,269    1,059,295       0.0%
                                                  ------------      ----
 Total Consumer Discretionary                      662,328,860      13.9%
                                                  ------------      ----
 Consumer Staples -- (3.5%)
     Alico, Inc.                           11,900      384,370       0.0%
 *   Alliance One International, Inc.      13,912      290,761       0.0%
     Andersons, Inc. (The)                 50,619    1,652,710       0.0%
     Archer-Daniels-Midland Co.            65,390    2,967,398       0.1%
 *   Avon Products, Inc.                  150,512      380,795       0.0%
 #   B&G Foods, Inc.                      107,792    2,452,268       0.1%
 #*  Boston Beer Co., Inc. (The) Class A    5,703    1,278,327       0.0%
 *   Bridgford Foods Corp.                  4,114       62,327       0.0%
     Brown-Forman Corp. Class A             7,616      406,466       0.0%
     Brown-Forman Corp. Class B             8,056      451,458       0.0%
     Bunge, Ltd.                           74,851    5,406,488       0.1%
 *   Cal-Maine Foods, Inc.                 51,948    2,529,868       0.1%
 #   Calavo Growers, Inc.                  11,046    1,035,010       0.0%
 #   Casey's General Stores, Inc.          17,684    1,708,274       0.0%
 *   CCA Industries, Inc.                   4,700       14,100       0.0%
 #*  Central Garden & Pet Co.              20,939      785,003       0.0%
 *   Central Garden & Pet Co. Class A      61,169    2,171,500       0.1%
 #*  Chefs' Warehouse, Inc. (The)          41,680    1,010,740       0.0%
     Church & Dwight Co., Inc.             20,030      925,386       0.0%
 #   Coca-Cola Bottling Co. Consolidated    8,611    1,450,006       0.0%
 *   Coffee Holding Co., Inc.               1,900        7,885       0.0%
     Conagra Brands, Inc.                  25,303      937,982       0.0%
     Constellation Brands, Inc. Class A     9,086    2,118,219       0.1%
     Constellation Brands, Inc. Class B     1,214      282,255       0.0%
     Costco Wholesale Corp.                12,989    2,560,911       0.1%
 #   Coty, Inc. Class A                   127,518    2,212,437       0.1%
 *   Craft Brew Alliance, Inc.             29,866      576,414       0.0%
 *   Crimson Wine Group, Ltd.               7,007       63,974       0.0%
 *   Darling Ingredients, Inc.            223,101    3,823,951       0.1%
 #   Dean Foods Co.                       171,181    1,473,868       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Consumer Staples -- (Continued)
    Dr Pepper Snapple Group, Inc.              17,376 $2,084,425       0.0%
#*  Edgewell Personal Care Co.                 45,537  2,005,905       0.0%
#   Energizer Holdings, Inc.                   10,791    618,972       0.0%
#*  Farmer Brothers Co.                        26,744    758,192       0.0%
#   Flowers Foods, Inc.                       126,752  2,865,863       0.1%
    Fresh Del Monte Produce, Inc.              83,647  4,111,250       0.1%
    General Mills, Inc.                        16,200    708,588       0.0%
#*  Hain Celestial Group, Inc. (The)           60,685  1,767,754       0.0%
#*  Herbalife Nutrition, Ltd.                  12,245  1,294,664       0.0%
#   Hormel Foods Corp.                         45,106  1,635,093       0.0%
#*  Hostess Brands, Inc.                      179,953  2,528,340       0.1%
*   HRG Group, Inc.                            68,168    766,208       0.0%
    Ingles Markets, Inc. Class A               23,613    808,745       0.0%
    Ingredion, Inc.                            28,717  3,477,342       0.1%
    Inter Parfums, Inc.                        42,188  2,160,026       0.1%
    J&J Snack Foods Corp.                      17,267  2,372,658       0.1%
#   JM Smucker Co. (The)                       25,815  2,944,975       0.1%
    John B. Sanfilippo & Son, Inc.             14,738    838,445       0.0%
    Kraft Heinz Co. (The)                      60,931  3,435,290       0.1%
#   Kroger Co. (The)                           34,830    877,368       0.0%
    Lamb Weston Holdings, Inc.                  5,072    331,303       0.0%
    Lancaster Colony Corp.                      8,895  1,117,123       0.0%
*   Landec Corp.                               52,000    691,600       0.0%
*   Lifevantage Corp.                           2,000      7,580       0.0%
#*  Lifeway Foods, Inc.                        10,375     55,091       0.0%
    Limoneira Co.                               7,417    172,668       0.0%
    Mannatech, Inc.                             2,569     51,252       0.0%
    McCormick & Co., Inc.                       1,064    111,598       0.0%
#   McCormick & Co., Inc. Non-Voting            9,862  1,039,553       0.0%
#   Medifast, Inc.                             19,819  1,989,431       0.0%
#   MGP Ingredients, Inc.                      23,542  2,255,088       0.1%
    Molson Coors Brewing Co. Class A              534     36,333       0.0%
    Molson Coors Brewing Co. Class B           99,795  7,109,396       0.2%
    Mondelez International, Inc. Class A       87,238  3,445,901       0.1%
*   Monster Beverage Corp.                      7,200    396,000       0.0%
#   National Beverage Corp.                     8,382    740,634       0.0%
*   Natural Alternatives International, Inc.    8,015     80,551       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.   18,156    129,815       0.0%
#   Natural Health Trends Corp.                   995     18,467       0.0%
    Nature's Sunshine Products, Inc.           19,933    184,380       0.0%
    Nu Skin Enterprises, Inc. Class A          21,956  1,562,169       0.0%
    Oil-Dri Corp. of America                    7,273    281,901       0.0%
#*  Orchids Paper Products Co.                 13,352     81,581       0.0%
*   Performance Food Group Co.                 57,521  1,866,556       0.0%
    Philip Morris International, Inc.          34,225  2,806,450       0.1%
#*  Pilgrim's Pride Corp.                      33,046    713,794       0.0%
    Pinnacle Foods, Inc.                       17,406  1,051,322       0.0%
#*  Post Holdings, Inc.                        93,010  7,400,806       0.2%
#   PriceSmart, Inc.                           41,050  3,595,980       0.1%
*   Primo Water Corp.                          13,032    169,937       0.0%
    Procter & Gamble Co. (The)                116,144  8,401,857       0.2%
#*  Revlon, Inc. Class A                       14,164    322,939       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                            ------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Rite Aid Corp.                          237,161 $    396,059       0.0%
    Rocky Mountain Chocolate Factory, Inc.    5,450       63,275       0.0%
*   S&W Seed Co.                             14,868       52,781       0.0%
#   Sanderson Farms, Inc.                    42,372    4,710,072       0.1%
    Seaboard Corp.                              535    2,143,772       0.1%
*   Seneca Foods Corp. Class A               12,820      353,191       0.0%
*   Seneca Foods Corp. Class B                1,251       37,030       0.0%
*   Smart & Final Stores, Inc.                  764        3,896       0.0%
    SpartanNash Co.                          57,409    1,043,696       0.0%
#   Spectrum Brands Holdings, Inc.            9,827      708,527       0.0%
#*  Sprouts Farmers Market, Inc.             36,308      908,789       0.0%
#*  SUPERVALU, Inc.                          60,943    1,067,112       0.0%
*   Tofutti Brands, Inc.                        799        1,878       0.0%
#   Tootsie Roll Industries, Inc.            21,692      619,307       0.0%
#*  TreeHouse Foods, Inc.                    70,769    2,724,607       0.1%
    Tyson Foods, Inc. Class A                47,445    3,325,894       0.1%
#*  United Natural Foods, Inc.               77,390    3,484,098       0.1%
    United-Guardian, Inc.                     1,872       32,479       0.0%
    Universal Corp.                          44,566    2,096,830       0.0%
*   US Foods Holding Corp.                   28,292      967,021       0.0%
*   USANA Health Sciences, Inc.              19,931    2,103,717       0.1%
#   Vector Group, Ltd.                       30,366      592,137       0.0%
#*  Veru, Inc.                                7,900       15,642       0.0%
    Village Super Market, Inc. Class A       10,832      294,630       0.0%
    Walgreens Boots Alliance, Inc.           95,500    6,345,975       0.1%
    Walmart, Inc.                           198,213   17,533,922       0.4%
#   WD-40 Co.                                 7,242      955,220       0.0%
#   Weis Markets, Inc.                       37,487    1,725,152       0.0%
                                                    ------------       ---
Total Consumer Staples                               182,007,019       3.8%
                                                    ------------       ---
Energy -- (7.3%)
#*  Abraxas Petroleum Corp.                  47,665      136,322       0.0%
    Adams Resources & Energy, Inc.            5,276      241,641       0.0%
    Anadarko Petroleum Corp.                 33,696    2,268,415       0.1%
    Andeavor                                137,631   19,037,120       0.4%
#*  Antero Resources Corp.                   76,369    1,451,011       0.0%
#   Apache Corp.                             40,827    1,671,866       0.0%
#*  Approach Resources, Inc.                  1,047        2,911       0.0%
    Arch Coal, Inc. Class A                  42,873    3,465,425       0.1%
    Archrock, Inc.                           74,370      803,196       0.0%
*   Ardmore Shipping Corp.                    3,093       24,744       0.0%
*   Aspen Aerogels, Inc.                     32,024      144,108       0.0%
#   Baker Hughes a GE Co.                    34,338    1,239,945       0.0%
*   Barnwell Industries, Inc.                 7,497       14,094       0.0%
*   Basic Energy Services, Inc.              43,376      701,824       0.0%
*   Bonanza Creek Energy, Inc.               19,586      594,043       0.0%
#   Bristow Group, Inc.                      60,976      978,665       0.0%
    Cabot Oil & Gas Corp.                    37,044      885,722       0.0%
#*  Callon Petroleum Co.                    380,137    5,287,706       0.1%
#*  CARBO Ceramics, Inc.                      8,479       74,954       0.0%
#*  Carrizo Oil & Gas, Inc.                 152,570    3,062,080       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Energy -- (Continued)
#*  Centennial Resource Development, Inc. Class A   61,637 $ 1,140,284       0.0%
    Cheniere Energy Partners L.P. Holdings LLC       5,237     146,112       0.0%
#*  Cheniere Energy, Inc.                            7,686     447,018       0.0%
    Chevron Corp.                                  211,373  26,444,876       0.6%
    Cimarex Energy Co.                               9,239     929,351       0.0%
#*  Clean Energy Fuels Corp.                       142,582     229,557       0.0%
*   Cloud Peak Energy, Inc.                        116,678     372,203       0.0%
*   CNX Resources Corp.                            303,675   4,512,610       0.1%
#*  Concho Resources, Inc.                          14,935   2,347,931       0.1%
    ConocoPhillips                                  68,719   4,501,094       0.1%
*   CONSOL Energy, Inc.                             34,779   1,093,800       0.0%
*   Contango Oil & Gas Co.                          35,331     131,785       0.0%
#*  Continental Resources, Inc.                     18,071   1,193,770       0.0%
#   Core Laboratories NV                             7,352     900,252       0.0%
#   CVR Energy, Inc.                                30,742   1,060,599       0.0%
*   Dawson Geophysical Co.                          26,952     194,054       0.0%
    Delek US Holdings, Inc.                        145,995   6,915,783       0.2%
#*  Denbury Resources, Inc.                        692,958   2,279,832       0.1%
    Devon Energy Corp.                              13,078     475,124       0.0%
#   DHT Holdings, Inc.                             138,015     500,994       0.0%
#*  Diamond Offshore Drilling, Inc.                153,676   2,826,102       0.1%
#*  Diamondback Energy, Inc.                        10,793   1,386,361       0.0%
#*  Dorian LPG, Ltd.                                22,238     159,891       0.0%
#*  Dril-Quip, Inc.                                 69,955   2,899,635       0.1%
#*  Earthstone Energy, Inc. Class A                 12,216     124,970       0.0%
#*  Eclipse Resources Corp.                         80,494     107,057       0.0%
*   Energen Corp.                                   14,552     952,283       0.0%
*   ENGlobal Corp.                                   3,733       3,173       0.0%
#   EnLink Midstream LLC                           136,122   2,021,412       0.0%
#   Ensco P.L.C. Class A                           808,355   4,567,206       0.1%
    EOG Resources, Inc.                             28,939   3,419,722       0.1%
#*  EP Energy Corp. Class A                         43,409      79,873       0.0%
    EQT Corp.                                       40,584   2,036,911       0.1%
*   Era Group, Inc.                                 33,238     350,661       0.0%
    Evolution Petroleum Corp.                       40,771     379,170       0.0%
*   Exterran Corp.                                  54,705   1,602,309       0.0%
#*  Extraction Oil & Gas, Inc.                     177,377   2,504,563       0.1%
    Exxon Mobil Corp.                              261,711  20,348,030       0.4%
*   Forum Energy Technologies, Inc.                199,336   2,511,634       0.1%
#   Frank's International NV                        34,910     244,021       0.0%
#   GasLog, Ltd.                                    87,642   1,476,768       0.0%
*   Geospace Technologies Corp.                     16,298     171,781       0.0%
*   Goodrich Petroleum Corp.                        10,368     131,570       0.0%
#   Green Plains, Inc.                              72,737   1,352,908       0.0%
#   Gulf Island Fabrication, Inc.                   22,632     226,320       0.0%
#*  Gulfmark Offshore, Inc.                          1,152      39,168       0.0%
*   Gulfport Energy Corp.                          324,884   3,021,421       0.1%
#*  Halcon Resources Corp.                         226,540   1,216,520       0.0%
#   Hallador Energy Co.                              5,968      39,031       0.0%
    Halliburton Co.                                 23,703   1,256,022       0.0%
*   Helix Energy Solutions Group, Inc.             274,232   2,117,071       0.1%
#   Helmerich & Payne, Inc.                         52,910   3,679,890       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Energy -- (Continued)
#   Hess Corp.                                116,833 $ 6,658,313       0.1%
*   HighPoint Resources Corp.                 149,015   1,029,694       0.0%
    HollyFrontier Corp.                       182,118  11,052,741       0.2%
#*  Hornbeck Offshore Services, Inc.           46,873     168,743       0.0%
#*  Independence Contract Drilling, Inc.        2,791      12,811       0.0%
#*  International Seaways, Inc.                10,844     218,290       0.0%
*   ION Geophysical Corp.                      11,700     336,960       0.0%
#*  Jones Energy, Inc. Class A                  3,724       2,454       0.0%
#*  Keane Group, Inc.                           7,309     113,655       0.0%
    Kinder Morgan, Inc.                       191,134   3,023,740       0.1%
#*  Kosmos Energy, Ltd.                       546,422   3,846,811       0.1%
#*  Laredo Petroleum, Inc.                    153,700   1,690,700       0.0%
#*  Lonestar Resources US Inc. Class A         20,810     105,923       0.0%
#*  Mammoth Energy Services, Inc.               7,616     247,368       0.0%
    Marathon Oil Corp.                        297,059   5,421,327       0.1%
    Marathon Petroleum Corp.                   79,270   5,938,116       0.1%
#*  Matador Resources Co.                     133,762   4,379,368       0.1%
*   Matrix Service Co.                         43,035     662,739       0.0%
#*  McDermott International, Inc.             503,971   3,326,209       0.1%
*   Mitcham Industries, Inc.                   22,567      73,568       0.0%
#   Murphy Oil Corp.                          203,591   6,130,125       0.1%
    Nabors Industries, Ltd.                   593,955   4,519,998       0.1%
    NACCO Industries, Inc. Class A              9,759     359,619       0.0%
#   National Oilwell Varco, Inc.              146,270   5,656,261       0.1%
*   Natural Gas Services Group, Inc.           24,515     590,811       0.0%
#*  Newfield Exploration Co.                   91,865   2,737,577       0.1%
*   Newpark Resources, Inc.                   198,215   2,081,257       0.1%
#*  Noble Corp. P.L.C.                        439,313   2,051,592       0.1%
#   Noble Energy, Inc.                        216,564   7,326,360       0.2%
#   Nordic American Offshore, Ltd.              1,373       1,524       0.0%
#   Nordic American Tankers, Ltd.              27,665      52,010       0.0%
*   Nuverra Environmental Solutions, Inc.         879      16,094       0.0%
*   Oasis Petroleum, Inc.                     464,380   5,122,111       0.1%
    Occidental Petroleum Corp.                 47,367   3,659,574       0.1%
#   Oceaneering International, Inc.           185,467   3,939,319       0.1%
#*  Oil States International, Inc.            112,762   4,053,794       0.1%
    ONEOK, Inc.                                18,514   1,114,913       0.0%
*   Overseas Shipholding Group, Inc. Class A    5,822      21,716       0.0%
*   Pacific Ethanol, Inc.                      56,060     196,210       0.0%
    Panhandle Oil and Gas, Inc. Class A        27,323     531,432       0.0%
*   Par Pacific Holdings, Inc.                 67,216   1,133,934       0.0%
*   Parker Drilling Co.                       169,933     107,126       0.0%
#*  Parsley Energy, Inc. Class A               31,722     952,612       0.0%
    Patterson-UTI Energy, Inc.                199,887   4,281,580       0.1%
    PBF Energy, Inc. Class A                  188,703   7,232,986       0.2%
*   PDC Energy, Inc.                           70,612   3,780,566       0.1%
    Peabody Energy Corp.                       78,331   2,886,497       0.1%
*   Penn Virginia Corp.                        13,814     641,246       0.0%
*   PHI, Inc. Non-Voting                       19,300     241,829       0.0%
#*  PHI, Inc. Voting                            1,053      14,479       0.0%
    Phillips 66                                24,696   2,748,912       0.1%
*   Pioneer Energy Services Corp.             143,807     496,134       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
 Energy -- (Continued)
     Pioneer Natural Resources Co.           8,662 $  1,745,826       0.0%
 *   QEP Resources, Inc.                   427,548    5,207,535       0.1%
 #   Range Resources Corp.                  81,374    1,127,030       0.0%
 #*  Renewable Energy Group, Inc.           90,120    1,162,548       0.0%
 *   REX American Resources Corp.           10,443      780,928       0.0%
 *   RigNet, Inc.                           21,824      329,542       0.0%
 #*  Ring Energy, Inc.                      72,624    1,214,273       0.0%
 #*  Rowan Cos. P.L.C. Class A             229,448    3,313,229       0.1%
     RPC, Inc.                              21,678      390,421       0.0%
 *   RSP Permian, Inc.                     134,344    6,664,806       0.1%
 #*  SandRidge Energy, Inc.                 11,543      167,835       0.0%
     Schlumberger, Ltd.                     74,956    5,138,983       0.1%
 #   Scorpio Tankers, Inc.                 531,223    1,413,053       0.0%
 *   SEACOR Holdings, Inc.                  33,680    1,847,011       0.0%
 #*  SEACOR Marine Holdings, Inc.           35,590      843,127       0.0%
 #*  Select Energy Services, Inc. Class A   16,602      249,860       0.0%
 #   SemGroup Corp. Class A                144,739    3,640,186       0.1%
 #   Ship Finance International, Ltd.      102,242    1,456,948       0.0%
 *   SilverBow Resources, Inc.               3,014       92,379       0.0%
 #   SM Energy Co.                         198,081    4,744,040       0.1%
 #*  Smart Sand, Inc.                        8,117       59,416       0.0%
 #*  SRC Energy, Inc.                      439,706    4,854,354       0.1%
 #*  Stone Energy Corp.                     24,548      873,909       0.0%
 *   Superior Energy Services, Inc.        279,363    2,997,565       0.1%
 #   Targa Resources Corp.                  43,758    2,055,313       0.1%
     TechnipFMC P.L.C.                      93,186    3,071,411       0.1%
 #   Teekay Corp.                           35,340      311,699       0.0%
 #   Teekay Tankers, Ltd. Class A          107,540      123,671       0.0%
 *   TETRA Technologies, Inc.              227,827      895,360       0.0%
 #*  Transocean, Ltd.                      499,314    6,176,514       0.1%
 #*  Ultra Petroleum Corp.                  13,806       33,411       0.0%
 #*  Unit Corp.                             96,108    2,179,729       0.1%
 #   US Silica Holdings, Inc.              150,062    4,518,367       0.1%
     Valero Energy Corp.                   104,590   11,602,169       0.3%
 *   Whiting Petroleum Corp.               160,947    6,569,857       0.1%
 *   WildHorse Resource Development Corp.    2,547       66,604       0.0%
     Williams Cos., Inc. (The)              21,384      550,210       0.0%
     World Fuel Services Corp.             124,688    2,677,051       0.1%
 *   WPX Energy, Inc.                      412,369    7,047,386       0.2%
                                                   ------------       ---
 Total Energy                                       382,339,559       8.1%
                                                   ------------       ---
 Financials -- (22.8%)
     1st Constitution Bancorp                9,485      204,876       0.0%
     1st Source Corp.                       41,442    2,154,984       0.1%
     A-Mark Precious Metals, Inc.            6,646       89,256       0.0%
     Access National Corp.                  14,788      411,254       0.0%
 #   ACNB Corp.                              6,688      200,640       0.0%
     Affiliated Managers Group, Inc.         6,030      994,106       0.0%
     Aflac, Inc.                           101,122    4,608,130       0.1%
     Alleghany Corp.                         7,298    4,193,942       0.1%
     Allstate Corp. (The)                   41,222    4,032,336       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                      SHARES     VALUE+    OF NET ASSETS**
                                                     --------- ----------- ---------------
Financials -- (Continued)
#   Ally Financial, Inc.                               307,805 $ 8,033,710       0.2%
*   Ambac Financial Group, Inc.                         50,082     852,896       0.0%
    American Equity Investment Life Holding Co.        158,798   4,795,700       0.1%
    American Express Co.                                75,579   7,463,426       0.2%
    American Financial Group, Inc.                      69,889   7,912,833       0.2%
    American International Group, Inc.                  69,221   3,876,376       0.1%
    American National Bankshares, Inc.                   9,865     379,309       0.0%
    American National Insurance Co.                     21,575   2,603,455       0.1%
    American River Bankshares                            1,500      23,265       0.0%
    Ameriprise Financial, Inc.                          16,002   2,243,640       0.1%
    Ameris Bancorp                                      54,422   2,813,617       0.1%
    AMERISAFE, Inc.                                     26,331   1,561,428       0.0%
    AmeriServ Financial, Inc.                           15,921      65,276       0.0%
#   Ames National Corp.                                 11,525     318,666       0.0%
    Amtrust Financial Services, Inc.                   170,278   2,194,883       0.1%
#*  Arch Capital Group, Ltd.                            58,304   4,671,900       0.1%
    Argo Group International Holdings, Ltd.             60,182   3,517,638       0.1%
    Arrow Financial Corp.                               19,314     683,716       0.0%
    Arthur J Gallagher & Co.                            14,066     984,479       0.0%
#   Artisan Partners Asset Management, Inc. Class A      6,265     201,420       0.0%
    Aspen Insurance Holdings, Ltd.                     106,184   4,507,511       0.1%
    Associated Banc-Corp                               200,740   5,309,573       0.1%
#   Associated Capital Group, Inc. Class A                 614      22,196       0.0%
    Assurant, Inc.                                      44,325   4,114,246       0.1%
    Assured Guaranty, Ltd.                             157,480   5,714,949       0.1%
    Asta Funding, Inc.                                   1,515       5,303       0.0%
    Atlantic American Corp.                              5,179      17,091       0.0%
*   Atlantic Capital Bancshares, Inc.                    1,300      25,090       0.0%
*   Atlantic Coast Financial Corp.                      18,040     182,745       0.0%
*   Atlanticus Holdings Corp.                           19,831      43,430       0.0%
*   Atlas Financial Holdings, Inc.                       7,199      75,590       0.0%
    Auburn National Bancorporation, Inc.                 2,722     109,697       0.0%
    Axis Capital Holdings, Ltd.                         79,742   4,680,855       0.1%
    Baldwin & Lyons, Inc. Class A                        1,285      30,712       0.0%
    Baldwin & Lyons, Inc. Class B                       13,262     309,005       0.0%
#   Banc of California, Inc.                            57,307   1,100,294       0.0%
    BancFirst Corp.                                     42,460   2,426,589       0.1%
#   Bancorp of New Jersey, Inc.                          3,898      66,558       0.0%
*   Bancorp, Inc. (The)                                 89,555     926,894       0.0%
#   BancorpSouth Bank                                  150,362   4,969,464       0.1%
    Bank of America Corp.                            1,187,298  35,523,956       0.8%
    Bank of Commerce Holdings                            9,635     107,430       0.0%
#   Bank of Hawaii Corp.                                35,363   2,977,918       0.1%
    Bank of Marin Bancorp                                4,067     295,061       0.0%
    Bank of New York Mellon Corp. (The)                 95,987   5,232,251       0.1%
    Bank of NT Butterfield & Son, Ltd. (The)            82,979   3,937,354       0.1%
#   Bank of South Carolina Corp.                         1,708      35,960       0.0%
#   Bank of the Ozarks, Inc.                            52,678   2,465,330       0.1%
    BankFinancial Corp.                                 35,242     596,647       0.0%
    BankUnited, Inc.                                   112,600   4,460,086       0.1%
    Bankwell Financial Group, Inc.                       2,731      86,245       0.0%
    Banner Corp.                                        54,457   3,125,832       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Financials -- (Continued)
    Bar Harbor Bankshares                     13,876 $   405,457       0.0%
    BB&T Corp.                                90,953   4,802,318       0.1%
    BCB Bancorp, Inc.                          9,093     140,942       0.0%
    Beneficial Bancorp, Inc.                 119,751   1,898,053       0.0%
*   Berkshire Bancorp, Inc.                    2,025      24,300       0.0%
*   Berkshire Hathaway, Inc. Class B          47,977   9,294,584       0.2%
    Berkshire Hills Bancorp, Inc.             79,236   3,007,006       0.1%
    BGC Partners, Inc. Class A               127,988   1,709,920       0.0%
    BlackRock, Inc.                            5,883   3,067,984       0.1%
#   Blue Capital Reinsurance Holdings, Ltd.    1,107      12,841       0.0%
    Blue Hills Bancorp, Inc.                   4,202      85,406       0.0%
#*  BofI Holding, Inc.                        73,826   2,973,711       0.1%
#   BOK Financial Corp.                       55,430   5,580,692       0.1%
    Boston Private Financial Holdings, Inc.  156,144   2,506,111       0.1%
    Bridge Bancorp, Inc.                      10,959     360,551       0.0%
#*  Brighthouse Financial, Inc.                9,850     500,183       0.0%
    BrightSphere Investment Group P.L.C.       3,415      51,806       0.0%
    Brookline Bancorp, Inc.                  136,022   2,257,965       0.1%
    Brown & Brown, Inc.                       66,848   1,820,271       0.0%
    Bryn Mawr Bank Corp.                      31,414   1,401,064       0.0%
*   BSB Bancorp, Inc.                          4,441     143,222       0.0%
    C&F Financial Corp.                        4,203     243,354       0.0%
#   Cadence BanCorp                           26,409     771,935       0.0%
    California First National Bancorp          6,388     100,930       0.0%
    Cambridge Bancorp                          2,767     246,263       0.0%
    Camden National Corp.                     23,734   1,051,654       0.0%
*   Cannae Holdings, Inc.                     82,922   1,713,169       0.0%
    Capital City Bank Group, Inc.             23,672     529,779       0.0%
    Capital One Financial Corp.               70,527   6,391,157       0.1%
    Capitol Federal Financial, Inc.          263,225   3,282,416       0.1%
#*  Capstar Financial Holdings, Inc.             649      12,389       0.0%
    Carolina Financial Corp.                  21,919     859,444       0.0%
    Cathay General Bancorp                    99,933   3,998,319       0.1%
    Cboe Global Markets, Inc.                 12,636   1,349,272       0.0%
    CenterState Banks Corp.                  103,240   2,991,895       0.1%
    Central Pacific Financial Corp.           40,925   1,190,099       0.0%
    Central Valley Community Bancorp             800      16,480       0.0%
    Century Bancorp, Inc. Class A              6,365     509,200       0.0%
    Charles Schwab Corp. (The)                31,812   1,771,292       0.0%
    Charter Financial Corp.                    6,705     155,958       0.0%
    Chemical Financial Corp.                  74,929   4,112,853       0.1%
#   Chemung Financial Corp.                    3,294     155,477       0.0%
    Chubb, Ltd.                               31,930   4,331,943       0.1%
    Cincinnati Financial Corp.                74,578   5,245,817       0.1%
    CIT Group, Inc.                           71,799   3,801,757       0.1%
    Citigroup, Inc.                          312,527  21,336,218       0.5%
#   Citizens & Northern Corp.                  5,780     139,587       0.0%
    Citizens Community Bancorp, Inc.           1,009      14,096       0.0%
    Citizens Financial Group, Inc.            77,552   3,217,632       0.1%
    Citizens First Corp.                       1,000      26,230       0.0%
    Citizens Holding Co.                       2,806      62,574       0.0%
#*  Citizens, Inc.                            46,149     358,578       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES    VALUE+   OF NET ASSETS**
                                           ------- ---------- ---------------
  Financials -- (Continued)
  #   City Holding Co.                      22,994 $1,645,911       0.0%
  #   Civista Bancshares, Inc.               2,568     58,910       0.0%
      CME Group, Inc.                        7,914  1,247,880       0.0%
      CNA Financial Corp.                   18,368    926,849       0.0%
      CNB Financial Corp.                   12,102    343,213       0.0%
      CNO Financial Group, Inc.            235,316  5,045,175       0.1%
  #*  Coastway Bancorp, Inc.                 3,854    105,214       0.0%
      CoBiz Financial, Inc.                 68,937  1,389,081       0.0%
      Codorus Valley Bancorp, Inc.           7,628    222,814       0.0%
  #   Cohen & Steers, Inc.                  17,936    719,234       0.0%
      Colony Bankcorp, Inc.                  3,499     56,334       0.0%
  #   Columbia Banking System, Inc.        124,609  5,010,528       0.1%
      Comerica, Inc.                        76,472  7,232,722       0.2%
  #   Commerce Bancshares, Inc.             59,659  3,789,540       0.1%
      Commercial National Financial Corp.    1,413     32,287       0.0%
  #   Community Bank System, Inc.           90,458  5,088,262       0.1%
  #*  Community Bankers Trust Corp.         21,977    191,200       0.0%
      Community Financial Corp. (The)        5,439    196,022       0.0%
      Community Trust Bancorp, Inc.         30,921  1,484,208       0.0%
      Community West Bancshares              2,000     22,900       0.0%
      ConnectOne Bancorp, Inc.              53,471  1,411,634       0.0%
  *   Consumer Portfolio Services, Inc.     49,069    167,816       0.0%
      County Bancorp, Inc.                   7,590    213,734       0.0%
  #*  Cowen, Inc.                           18,912    293,136       0.0%
      Crawford & Co. Class A                58,663    452,878       0.0%
      Crawford & Co. Class B                38,504    308,802       0.0%
  #*  Credit Acceptance Corp.                9,229  3,053,322       0.1%
  #   Cullen/Frost Bankers, Inc.            17,327  1,983,075       0.0%
  *   Customers Bancorp, Inc.               54,412  1,568,154       0.0%
  #   CVB Financial Corp.                  149,206  3,304,913       0.1%
      Diamond Hill Investment Group, Inc.    1,302    254,437       0.0%
      Dime Community Bancshares, Inc.       66,392  1,311,242       0.0%
      Discover Financial Services           40,887  2,913,199       0.1%
      DNB Financial Corp.                    4,322    150,622       0.0%
      Donegal Group, Inc. Class A           28,290    393,797       0.0%
      Donegal Group, Inc. Class B            3,821     53,876       0.0%
  *   Donnelley Financial Solutions, Inc.   21,277    391,497       0.0%
  *   E*TRADE Financial Corp.               65,456  3,971,870       0.1%
      Eagle Bancorp Montana, Inc.            7,714    151,194       0.0%
  *   Eagle Bancorp, Inc.                   45,698  2,682,473       0.1%
      East West Bancorp, Inc.               31,233  2,080,742       0.1%
      Eaton Vance Corp.                     25,477  1,385,694       0.0%
  *   eHealth, Inc.                         18,736    352,986       0.0%
  #   Elmira Savings Bank                    1,600     32,800       0.0%
      EMC Insurance Group, Inc.             22,745    590,915       0.0%
      Employers Holdings, Inc.              57,548  2,353,713       0.1%
  *   Encore Capital Group, Inc.            42,505  1,895,723       0.0%
  *   Enova International, Inc.             74,883  2,194,072       0.1%
  *   Enstar Group, Ltd.                    15,614  3,281,282       0.1%
  #*  Entegra Financial Corp.                2,587     75,152       0.0%
      Enterprise Bancorp, Inc.               6,505    235,351       0.0%
      Enterprise Financial Services Corp.   39,852  2,026,474       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES    VALUE+   OF NET ASSETS**
                                                 ------- ---------- ---------------
Financials -- (Continued)
*   Equity Bancshares, Inc. Class A                5,751 $  219,286       0.0%
    Erie Indemnity Co. Class A                     7,683    897,144       0.0%
    ESSA Bancorp, Inc.                            11,606    169,680       0.0%
*   Essent Group, Ltd.                            21,349    703,663       0.0%
    Evans Bancorp, Inc.                            4,676    211,823       0.0%
    Evercore, Inc. Class A                        16,187  1,638,934       0.0%
    Everest Re Group, Ltd.                        19,038  4,429,571       0.1%
#*  Ezcorp, Inc. Class A                          91,259  1,250,248       0.0%
#   FactSet Research Systems, Inc.                 5,700  1,077,927       0.0%
    Farmers & Merchants Bancorop Inc.                656     28,936       0.0%
    Farmers Capital Bank Corp.                     7,021    352,103       0.0%
    Farmers National Banc Corp.                   11,178    164,876       0.0%
    Fauquier Bankshares, Inc.                        840     18,043       0.0%
    FB Financial Corp.                            24,916    992,404       0.0%
    FBL Financial Group, Inc. Class A             32,494  2,526,408       0.1%
*   FCB Financial Holdings, Inc. Class A          76,445  4,418,521       0.1%
    Federal Agricultural Mortgage Corp. Class A      987     79,572       0.0%
    Federal Agricultural Mortgage Corp. Class C   11,886  1,016,372       0.0%
#   Federated Investors, Inc. Class B             41,610  1,101,417       0.0%
    Federated National Holding Co.                25,970    438,893       0.0%
    Fidelity Southern Corp.                       45,214  1,027,714       0.0%
    Fifth Third Bancorp                          175,658  5,826,576       0.1%
    Financial Engines, Inc.                       71,058  3,172,740       0.1%
    Financial Institutions, Inc.                  27,038    840,882       0.0%
*   First Acceptance Corp.                        27,407     23,022       0.0%
    First American Financial Corp.               149,802  7,656,380       0.2%
*   First BanCorp(2296926)                       376,044  2,715,038       0.1%
    First Bancorp(2351494)                        51,514  1,965,259       0.0%
    First Bancorp, Inc.                           11,947    331,171       0.0%
*   First Bancshares, Inc.                           700      7,840       0.0%
    First Bancshares, Inc. (The)                   1,495     48,363       0.0%
    First Bank                                     8,878    124,736       0.0%
    First Busey Corp.                             84,251  2,498,042       0.1%
    First Business Financial Services, Inc.       11,680    303,563       0.0%
    First Citizens BancShares, Inc. Class A       11,878  5,134,741       0.1%
    First Commonwealth Financial Corp.           172,895  2,617,630       0.1%
    First Community Bancshares, Inc.              24,930    773,578       0.0%
    First Community Corp.                          8,227    189,632       0.0%
    First Connecticut Bancorp, Inc.                6,493    156,481       0.0%
    First Defiance Financial Corp.                12,601    751,776       0.0%
    First Financial Bancorp                      175,079  5,418,695       0.1%
#   First Financial Bankshares, Inc.              54,081  2,679,714       0.1%
    First Financial Corp.                         12,972    554,553       0.0%
    First Financial Northwest, Inc.               19,410    328,029       0.0%
*   First Foundation, Inc.                        15,439    276,204       0.0%
    First Horizon National Corp.                 423,869  7,756,803       0.2%
    First Internet Bancorp                           700     23,940       0.0%
    First Interstate Bancsystem, Inc. Class A     58,424  2,366,172       0.1%
    First Merchants Corp.                         82,639  3,560,088       0.1%
    First Mid-Illinois Bancshares, Inc.              574     21,095       0.0%
    First Midwest Bancorp, Inc.                  189,740  4,612,579       0.1%
*   First Northwest Bancorp                        4,688     75,336       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Financials -- (Continued)
    First of Long Island Corp. (The)                12,079 $   320,093       0.0%
#   First Republic Bank                             17,944   1,666,459       0.0%
    First Savings Financial Group, Inc.              1,462     105,966       0.0%
    First United Corp.                               6,608     127,865       0.0%
    First US Bancshares, Inc.                          800       9,104       0.0%
    FirstCash, Inc.                                 64,343   5,578,538       0.1%
*   Flagstar Bancorp, Inc.                          99,715   3,445,153       0.1%
    Flushing Financial Corp.                        50,798   1,316,176       0.0%
    FNB Bancorp                                      5,865     212,430       0.0%
#   FNB Corp.                                      386,279   5,021,627       0.1%
    FNF Group                                      112,139   4,130,079       0.1%
*   Franklin Financial Network, Inc.                14,932     503,208       0.0%
    Franklin Resources, Inc.                        27,478     924,360       0.0%
    FS Bancorp, Inc.                                 2,648     152,472       0.0%
    Fulton Financial Corp.                         223,474   3,776,711       0.1%
#   Gain Capital Holdings, Inc.                     67,493     550,743       0.0%
    GAINSCO, Inc.                                    1,497      30,689       0.0%
#   GAMCO Investors, Inc. Class A                    4,141     106,217       0.0%
*   Genworth Financial, Inc. Class A               299,377     826,281       0.0%
#   German American Bancorp, Inc.                   34,125   1,151,719       0.0%
#   Glacier Bancorp, Inc.                           78,578   2,909,743       0.1%
    Global Indemnity, Ltd.                          19,269     787,909       0.0%
    Goldman Sachs Group, Inc. (The)                 44,550  10,617,601       0.2%
*   Great Elm Capital Group, Inc.                   11,475      44,753       0.0%
    Great Southern Bancorp, Inc.                    22,367   1,182,096       0.0%
    Great Western Bancorp, Inc.                    100,753   4,144,978       0.1%
*   Green Bancorp, Inc.                             57,959   1,306,975       0.0%
*   Green Dot Corp. Class A                         36,636   2,227,835       0.1%
#   Greenhill & Co., Inc.                           10,704     217,291       0.0%
*   Greenlight Capital Re, Ltd. Class A             53,491     829,110       0.0%
    Guaranty Bancorp                                36,241   1,032,868       0.0%
    Guaranty Federal Bancshares, Inc.                2,787      65,467       0.0%
*   Hallmark Financial Services, Inc.               29,577     303,756       0.0%
    Hancock Holding Co.                            128,012   6,253,386       0.1%
    Hanmi Financial Corp.                           55,564   1,533,566       0.0%
    Hanover Insurance Group, Inc. (The)             59,753   6,862,632       0.2%
#*  HarborOne Bancorp, Inc.                          5,364      94,353       0.0%
    Harleysville Financial Corp.                     2,920      69,642       0.0%
    Hartford Financial Services Group, Inc. (The)  171,851   9,252,458       0.2%
    Hawthorn Bancshares, Inc.                        5,775     126,761       0.0%
    HCI Group, Inc.                                 23,797     996,856       0.0%
#   Heartland Financial USA, Inc.                   51,429   2,759,166       0.1%
    Hennessy Advisors, Inc.                         11,032     218,434       0.0%
    Heritage Commerce Corp.                         55,681     918,180       0.0%
    Heritage Financial Corp.                        51,888   1,541,074       0.0%
    Hilltop Holdings, Inc.                         181,844   4,076,942       0.1%
    Hingham Institution for Savings                  1,835     374,340       0.0%
*   HMN Financial, Inc.                              2,450      47,040       0.0%
    Home Bancorp, Inc.                               7,010     303,883       0.0%
    Home BancShares, Inc.                          170,735   3,967,881       0.1%
*   HomeStreet, Inc.                                29,878     761,889       0.0%
*   HomeTrust Bancshares, Inc.                       9,675     252,517       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE+    OF NET ASSETS**
                                                 ------- ----------- ---------------
Financials -- (Continued)
    Hope Bancorp, Inc.                           243,506 $ 4,210,219       0.1%
    HopFed Bancorp, Inc.                           4,907      73,556       0.0%
    Horace Mann Educators Corp.                   54,004   2,413,979       0.1%
    Horizon Bancorp                               28,250     812,470       0.0%
    Houlihan Lokey, Inc.                          34,216   1,522,612       0.0%
*   Howard Bancorp, Inc.                           9,077     172,463       0.0%
    Huntington Bancshares, Inc.                  480,898   7,170,189       0.2%
    Iberiabank Corp.                              65,083   4,877,971       0.1%
#   Independence Holding Co.                      10,338     365,965       0.0%
#   Independent Bank Corp.(2447821)               43,511   3,145,845       0.1%
    Independent Bank Corp.(2492133)               35,103     838,962       0.0%
    Independent Bank Group, Inc.                  43,314   3,092,620       0.1%
    Infinity Property & Casualty Corp.            11,735   1,549,020       0.0%
#   Interactive Brokers Group, Inc. Class A      102,912   7,636,070       0.2%
    Intercontinental Exchange, Inc.               33,150   2,402,049       0.1%
    International Bancshares Corp.               115,607   4,601,159       0.1%
*   INTL. FCStone, Inc.                           30,647   1,373,599       0.0%
    Invesco, Ltd.                                171,277   4,961,895       0.1%
    Investar Holding Corp.                         8,203     208,766       0.0%
    Investment Technology Group, Inc.             53,366   1,079,061       0.0%
    Investors Bancorp, Inc.                      401,537   5,368,550       0.1%
    Investors Title Co.                            1,606     312,688       0.0%
    James River Group Holdings, Ltd.              45,015   1,634,945       0.0%
#   Janus Henderson Group P.L.C.                  97,469   3,079,046       0.1%
    JPMorgan Chase & Co.                         550,713  59,906,560       1.3%
    Kearny Financial Corp.                       170,348   2,393,389       0.1%
    Kemper Corp.                                  89,118   6,015,465       0.1%
    Kentucky First Federal Bancorp                 2,320      20,416       0.0%
    KeyCorp                                      148,139   2,950,929       0.1%
    Kingstone Cos., Inc.                           8,849     151,318       0.0%
    Ladenburg Thalmann Financial Services, Inc.   58,776     195,136       0.0%
    Lake Shore Bancorp, Inc.                           2          34       0.0%
    Lakeland Bancorp, Inc.                        75,756   1,477,242       0.0%
    Lakeland Financial Corp.                      37,698   1,791,409       0.0%
    Landmark Bancorp, Inc.                         3,777     108,778       0.0%
    Lazard, Ltd. Class A                          10,984     597,749       0.0%
    LCNB Corp.                                    12,830     239,921       0.0%
    LegacyTexas Financial Group, Inc.             82,173   3,374,845       0.1%
#   Legg Mason, Inc.                             112,058   4,448,703       0.1%
#*  LendingClub Corp.                            673,983   1,813,014       0.0%
#*  LendingTree, Inc.                              3,231     770,270       0.0%
    Leucadia National Corp.                      156,313   3,757,765       0.1%
    Lincoln National Corp.                       111,851   7,901,155       0.2%
#   Live Oak Bancshares, Inc.                     30,962     874,676       0.0%
    Loews Corp.                                  114,074   5,984,322       0.1%
    LPL Financial Holdings, Inc.                  43,478   2,633,462       0.1%
    M&T Bank Corp.                                11,270   2,054,183       0.1%
    Macatawa Bank Corp.                           44,823     478,710       0.0%
    Mackinac Financial Corp.                       6,295      99,272       0.0%
*   Magyar Bancorp, Inc.                           1,971      24,933       0.0%
    Maiden Holdings, Ltd.                        138,497   1,059,502       0.0%
*   Malvern Bancorp, Inc.                          6,702     170,566       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                      SHARES    VALUE+   OF NET ASSETS**
                                                      ------- ---------- ---------------
Financials -- (Continued)
*          Markel Corp.                                 5,644 $6,377,946       0.1%
#          MarketAxess Holdings, Inc.                   5,724  1,136,958       0.0%
           Marlin Business Services Corp.              19,551    535,697       0.0%
           MB Financial, Inc.                         103,287  4,402,092       0.1%
#*         MBIA, Inc.                                 246,439  2,099,660       0.1%
           MBT Financial Corp.                         16,174    164,570       0.0%
           Mercantile Bank Corp.                       20,583    726,580       0.0%
#          Mercury General Corp.                       93,816  4,290,206       0.1%
           Meridian Bancorp, Inc.                      95,400  1,803,060       0.0%
           Meta Financial Group, Inc.                  16,458  1,829,307       0.0%
           MetLife, Inc.                               56,717  2,703,699       0.1%
*          MGIC Investment Corp.                       70,927    710,689       0.0%
           Mid Penn Bancorp, Inc.                       1,473     53,544       0.0%
           Middlefield Banc Corp.                       3,056    156,773       0.0%
           Midland States Bancorp, Inc.                 2,248     70,812       0.0%
           MidSouth Bancorp, Inc.                      14,138    197,225       0.0%
           MidWestOne Financial Group, Inc.             7,774    250,867       0.0%
*          MMA Capital Management LLC                   6,820    190,278       0.0%
           Moelis & Co. Class A                        11,024    593,091       0.0%
           Morgan Stanley                             171,784  8,867,490       0.2%
           Morningstar, Inc.                            4,010    435,406       0.0%
           MSB Financial Corp.                          2,850     52,155       0.0%
           MSCI, Inc.                                  18,036  2,702,334       0.1%
           MutualFirst Financial, Inc.                  8,871    326,009       0.0%
           MVB Financial Corp.                          5,698    108,262       0.0%
           Nasdaq, Inc.                                37,150  3,281,088       0.1%
           National Bank Holdings Corp. Class A        52,346  1,841,532       0.0%
#          National Bankshares, Inc.                    7,663    351,349       0.0%
*          National Commerce Corp.                      3,462    149,905       0.0%
           National General Holdings Corp.            151,853  3,913,252       0.1%
           National Western Life Group, Inc. Class A    4,031  1,279,480       0.0%
#*         Nationstar Mortgage Holdings, Inc.          69,540  1,253,111       0.0%
           Navient Corp.                              403,499  5,350,397       0.1%
           Navigators Group, Inc. (The)                51,388  2,903,422       0.1%
#          NBT Bancorp, Inc.                           76,508  2,795,602       0.1%
           Nelnet, Inc. Class A                        55,598  2,936,130       0.1%
#          New York Community Bancorp, Inc.           206,831  2,457,152       0.1%
(degrees)  NewStar Financial, Inc.                     48,901     24,073       0.0%
*          Nicholas Financial, Inc.                     8,092     70,724       0.0%
*          NMI Holdings, Inc. Class A                  89,260  1,236,251       0.0%
#          Northeast Bancorp                            1,342     26,169       0.0%
           Northeast Community Bancorp, Inc.           10,523    105,756       0.0%
           Northern Trust Corp.                        25,106  2,680,065       0.1%
           Northfield Bancorp, Inc.                    88,208  1,397,215       0.0%
           Northrim BanCorp, Inc.                       8,737    307,542       0.0%
#          Northwest Bancshares, Inc.                 199,334  3,308,944       0.1%
           Norwood Financial Corp.                      2,461     72,870       0.0%
           Oak Valley Bancorp                             700     14,945       0.0%
           OceanFirst Financial Corp.                  73,020  1,970,080       0.0%
#          Oconee Federal Financial Corp.                 693     19,910       0.0%
*          Ocwen Financial Corp.                       44,269    179,732       0.0%
           OFG Bancorp                                 82,658  1,115,883       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES    VALUE+   OF NET ASSETS**
                                               ------- ---------- ---------------
Financials -- (Continued)
#   Ohio Valley Banc Corp.                       2,002 $   91,191       0.0%
    Old Line Bancshares, Inc.                    7,175    244,309       0.0%
    Old National Bancorp                       266,033  4,575,768       0.1%
    Old Point Financial Corp.                    2,489     65,461       0.0%
    Old Republic International Corp.           290,533  5,926,873       0.1%
    Old Second Bancorp, Inc.                    17,178    245,645       0.0%
*   On Deck Capital, Inc.                       41,803    219,466       0.0%
*   OneMain Holdings, Inc.                      19,845    612,218       0.0%
    Oppenheimer Holdings, Inc. Class A           9,819    263,640       0.0%
    Opus Bank                                   44,909  1,266,434       0.0%
    Oritani Financial Corp.                     71,372  1,091,992       0.0%
    Orrstown Financial Services, Inc.           10,925    287,874       0.0%
*   Pacific Mercantile Bancorp                  29,591    276,676       0.0%
*   Pacific Premier Bancorp, Inc.               80,823  3,212,714       0.1%
    PacWest Bancorp                            107,112  5,488,419       0.1%
    Park National Corp.                         18,807  2,028,899       0.1%
#   Parke Bancorp, Inc.                          9,520    223,244       0.0%
    Pathfinder Bancorp, Inc.                       608      9,752       0.0%
#   Patriot National Bancorp, Inc.                 150      2,910       0.0%
    PB Bancorp, Inc.                             5,000     52,500       0.0%
    Peapack Gladstone Financial Corp.           29,383    970,814       0.0%
    Penns Woods Bancorp, Inc.                    5,655    245,993       0.0%
*   PennyMac Financial Services, Inc. Class A   14,030    289,018       0.0%
#   People's United Financial, Inc.            175,377  3,207,645       0.1%
    People's Utah Bancorp                        6,750    214,988       0.0%
#   Peoples Bancorp of North Carolina, Inc.      3,626    111,500       0.0%
    Peoples Bancorp, Inc.                       28,177  1,010,427       0.0%
#   Peoples Financial Corp.                      2,200     30,140       0.0%
*   PHH Corp.                                   89,791    952,683       0.0%
    Pinnacle Financial Partners, Inc.           64,404  4,125,076       0.1%
    Piper Jaffray Cos.                          20,441  1,431,892       0.0%
#   PJT Partners, Inc. Class A                   2,999    166,415       0.0%
    Plumas Bancorp                               4,216    117,837       0.0%
    PNC Financial Services Group, Inc. (The)    54,544  7,942,152       0.2%
#   Poage Bankshares, Inc.                       1,106     21,235       0.0%
    Popular, Inc.                              116,807  5,406,996       0.1%
#*  PRA Group, Inc.                             80,154  2,853,482       0.1%
    Preferred Bank                              18,532  1,181,230       0.0%
    Premier Financial Bancorp, Inc.             12,458    245,173       0.0%
    Primerica, Inc.                             66,640  6,447,420       0.1%
    Principal Financial Group, Inc.            157,281  9,314,181       0.2%
    ProAssurance Corp.                          94,268  4,458,876       0.1%
    Progressive Corp. (The)                     31,737  1,913,424       0.0%
#   Prosperity Bancshares, Inc.                 75,164  5,394,520       0.1%
#*  Provident Bancorp, Inc.                      4,075     95,763       0.0%
    Provident Financial Holdings, Inc.           9,638    176,857       0.0%
    Provident Financial Services, Inc.         116,050  3,031,226       0.1%
    Prudential Bancorp, Inc.                     6,254    114,261       0.0%
    Prudential Financial, Inc.                  51,996  5,528,215       0.1%
    Pzena Investment Management, Inc. Class A    5,580     48,881       0.0%
    QCR Holdings, Inc.                          10,303    466,211       0.0%
    Radian Group, Inc.                         128,091  1,831,701       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                      SHARES    VALUE+   OF NET ASSETS**
                                                      ------- ---------- ---------------
Financials -- (Continued)
*   Randolph Bancorp, Inc.                              4,141 $   66,215       0.0%
    Raymond James Financial, Inc.                      30,435  2,731,541       0.1%
*   Regional Management Corp.                          18,576    610,593       0.0%
    Regions Financial Corp.                           533,364  9,973,907       0.2%
    Reinsurance Group of America, Inc.                 31,131  4,650,971       0.1%
    RenaissanceRe Holdings, Ltd.                       40,926  5,567,573       0.1%
    Renasant Corp.                                     87,170  3,942,699       0.1%
    Republic Bancorp, Inc. Class A                     22,425    945,662       0.0%
#*  Republic First Bancorp, Inc.                       23,426    194,436       0.0%
    Riverview Bancorp, Inc.                            22,549    211,735       0.0%
#   RLI Corp.                                          50,528  3,197,412       0.1%
    S&T Bancorp, Inc.                                  60,545  2,584,061       0.1%
#*  Safeguard Scientifics, Inc.                        42,737    553,444       0.0%
    Safety Insurance Group, Inc.                       26,070  2,085,600       0.1%
    Salisbury Bancorp, Inc.                             1,117     46,411       0.0%
    Sandy Spring Bancorp, Inc.                         48,127  1,907,273       0.0%
    Santander Consumer USA Holdings, Inc.              85,137  1,570,778       0.0%
    SB Financial Group, Inc.                            1,135     21,452       0.0%
    SB One Bancorp                                      3,449    103,987       0.0%
*   Seacoast Banking Corp. of Florida                  28,233    780,078       0.0%
*   Security National Financial Corp. Class A           7,168     38,349       0.0%
    SEI Investments Co.                                12,500    790,375       0.0%
*   Select Bancorp, Inc.                               14,969    195,196       0.0%
#   Selective Insurance Group, Inc.                    80,241  4,750,267       0.1%
#   ServisFirst Bancshares, Inc.                       57,776  2,424,281       0.1%
    Severn Bancorp, Inc.                                6,799     51,332       0.0%
    Shore Bancshares, Inc.                             10,297    186,273       0.0%
    SI Financial Group, Inc.                           15,503    221,693       0.0%
#*  Siebert Financial Corp.                             9,193     85,955       0.0%
    Sierra Bancorp                                     20,552    572,579       0.0%
*   Signature Bank                                     12,140  1,543,601       0.0%
    Silvercrest Asset Management Group, Inc. Class A    7,061    108,739       0.0%
#   Simmons First National Corp. Class A              162,119  4,895,994       0.1%
*   SLM Corp.                                         282,090  3,238,393       0.1%
*   SmartFinancial, Inc.                                1,103     26,307       0.0%
    Sound Financial Bancorp, Inc.                       1,602     60,876       0.0%
    South State Corp.                                  57,182  4,949,102       0.1%
*   Southern First Bancshares, Inc.                     8,205    376,199       0.0%
    Southern Missouri Bancorp, Inc.                     2,930    102,257       0.0%
    Southern National Bancorp of Virginia, Inc.        12,089    196,446       0.0%
    Southside Bancshares, Inc.                         57,142  1,990,256       0.1%
    Southwest Georgia Financial Corp.                   1,854     38,749       0.0%
    State Auto Financial Corp.                         44,965  1,404,257       0.0%
    State Bank Financial Corp.                         54,800  1,726,748       0.0%
    State Street Corp.                                 29,032  2,896,813       0.1%
#   Sterling Bancorp                                  377,574  8,967,382       0.2%
    Stewardship Financial Corp.                         1,829     21,948       0.0%
    Stewart Information Services Corp.                 40,609  1,693,801       0.0%
#   Stifel Financial Corp.                             65,845  3,837,447       0.1%
    Stock Yards Bancorp, Inc.                          32,058  1,200,572       0.0%
    Summit Financial Group, Inc.                        3,088     77,354       0.0%
    Summit State Bank                                   3,570     53,015       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
 Financials -- (Continued)
     SunTrust Banks, Inc.                     56,151 $3,750,887       0.1%
 *   SVB Financial Group                      12,485  3,740,631       0.1%
     Synchrony Financial                      86,437  2,867,115       0.1%
     Synovus Financial Corp.                 138,699  7,249,797       0.2%
     T Rowe Price Group, Inc.                 20,541  2,337,977       0.1%
     TCF Financial Corp.                     287,991  7,150,817       0.2%
     TD Ameritrade Holding Corp.              15,702    912,129       0.0%
     Territorial Bancorp, Inc.                16,191    492,854       0.0%
     Teton Advisors, Inc. Class A                 39      2,418       0.0%
 *   Texas Capital Bancshares, Inc.           47,214  4,657,661       0.1%
 #   TFS Financial Corp.                      44,220    659,320       0.0%
 *   Third Point Reinsurance, Ltd.           104,452  1,389,212       0.0%
     Timberland Bancorp, Inc.                  6,154    200,928       0.0%
     Tiptree, Inc.                            72,177    458,324       0.0%
 #   Tompkins Financial Corp.                 19,937  1,549,105       0.0%
     Torchmark Corp.                          16,777  1,455,237       0.0%
 #   Towne Bank                              117,428  3,511,097       0.1%
     Travelers Cos., Inc. (The)               45,416  5,976,746       0.1%
     Trico Bancshares                         36,797  1,375,104       0.0%
 *   TriState Capital Holdings, Inc.          34,263    856,575       0.0%
 *   Triumph Bancorp, Inc.                    28,449  1,105,244       0.0%
     TrustCo Bank Corp. NY                   195,240  1,669,302       0.0%
     Trustmark Corp.                         121,009  3,788,792       0.1%
 #   Two River Bancorp                         6,318    107,659       0.0%
     U.S. Bancorp.                           107,594  5,428,117       0.1%
     UMB Financial Corp.                      56,515  4,327,919       0.1%
     Umpqua Holdings Corp.                   254,969  6,007,070       0.1%
 #   Union Bankshares Corp.                  117,335  4,436,436       0.1%
     Union Bankshares, Inc.                    2,000    102,000       0.0%
 #   United Bancorp, Inc.                      1,000     13,200       0.0%
     United Bancshares, Inc.                   2,040     45,492       0.0%
 #   United Bankshares, Inc.                 130,459  4,429,083       0.1%
     United Community Bancorp                  2,394     60,568       0.0%
     United Community Banks, Inc.            126,607  4,042,562       0.1%
     United Community Financial Corp.         87,922    890,650       0.0%
     United Financial Bancorp, Inc.           78,694  1,300,812       0.0%
     United Fire Group, Inc.                  31,660  1,592,181       0.0%
 #   United Insurance Holdings Corp.          56,992  1,074,869       0.0%
     United Security Bancshares               20,773    230,580       0.0%
     Unity Bancorp, Inc.                      10,947    240,834       0.0%
 #   Universal Insurance Holdings, Inc.       77,807  2,524,837       0.1%
     Univest Corp. of Pennsylvania            44,366  1,275,522       0.0%
     Unum Group                              115,811  5,602,936       0.1%
     Validus Holdings, Ltd.                  100,911  6,838,738       0.2%
 #   Valley National Bancorp                 176,057  2,209,515       0.1%
     Value Line, Inc.                          3,839     74,784       0.0%
 *   Veritex Holdings, Inc.                   18,515    531,751       0.0%
 #   Virtu Financial, Inc. Class A             4,012    144,432       0.0%
 #   Virtus Investment Partners, Inc.         11,943  1,377,625       0.0%
     Voya Financial, Inc.                     70,930  3,713,185       0.1%
 #   Waddell & Reed Financial, Inc. Class A  145,132  2,937,472       0.1%
     Walker & Dunlop, Inc.                    57,605  3,289,822       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                           SHARES      VALUE+     OF NET ASSETS**
                                           ------- -------------- ---------------
Financials -- (Continued)
    Washington Federal, Inc.               123,725 $    3,928,269       0.1%
    Washington Trust Bancorp, Inc.          22,030      1,220,462       0.0%
    Waterstone Financial, Inc.              42,994        737,347       0.0%
    Webster Financial Corp.                113,442      6,828,074       0.2%
    Wellesley Bank                             522         17,148       0.0%
    Wells Fargo & Co.                      846,080     43,962,317       0.9%
    WesBanco, Inc.                          77,523      3,395,507       0.1%
    West Bancorporation, Inc.               20,480        498,688       0.0%
#   Westamerica Bancorporation              31,915      1,781,176       0.0%
*   Western Alliance Bancorp               100,445      5,924,246       0.1%
#   Western New England Bancorp, Inc.       44,846        484,337       0.0%
    Westwood Holdings Group, Inc.           11,570        670,829       0.0%
    White Mountains Insurance Group, Ltd.    3,341      2,890,934       0.1%
    Willis Towers Watson P.L.C.              9,056      1,344,907       0.0%
    Wintrust Financial Corp.                78,278      7,001,967       0.2%
    WisdomTree Investments, Inc.            44,385        469,149       0.0%
*   World Acceptance Corp.                  15,329      1,571,222       0.0%
#   WR Berkley Corp.                        67,491      5,032,129       0.1%
    WSFS Financial Corp.                    42,771      2,142,827       0.1%
    WVS Financial Corp.                      1,627         26,455       0.0%
    XL Group, Ltd.                         114,668      6,374,394       0.1%
#   Zions Bancorporation                    92,831      5,082,497       0.1%
                                                   --------------      ----
Total Financials                                    1,200,975,614      25.3%
                                                   --------------      ----
Health Care -- (7.4%)
#*  AAC Holdings, Inc.                       1,086         12,304       0.0%
    Abaxis, Inc.                            13,237        881,187       0.0%
    Abbott Laboratories                    124,325      7,227,012       0.2%
*   ABIOMED, Inc.                            2,919        878,473       0.0%
#*  Acadia Healthcare Co., Inc.            131,293      4,671,405       0.1%
#*  Accuray, Inc.                           19,449         97,245       0.0%
#   Aceto Corp.                             46,953        118,322       0.0%
*   Achillion Pharmaceuticals, Inc.        230,213        867,903       0.0%
#*  Acorda Therapeutics, Inc.               86,572      1,999,813       0.1%
*   Addus HomeCare Corp.                    19,099      1,002,697       0.0%
#*  Adverum Biotechnologies, Inc.           22,867        142,919       0.0%
*   Aeglea BioTherapeutics, Inc.             7,852         73,338       0.0%
    Aetna, Inc.                             24,842      4,447,960       0.1%
    Agilent Technologies, Inc.              19,010      1,249,717       0.0%
*   Akorn, Inc.                             41,636        600,807       0.0%
*   Albireo Pharma, Inc.                     3,278        100,208       0.0%
#*  Alder Biopharmaceuticals, Inc.          43,049        611,296       0.0%
*   Alexion Pharmaceuticals, Inc.            6,740        792,826       0.0%
*   Align Technology, Inc.                  13,755      3,436,687       0.1%
#*  Alkermes P.L.C.                          9,386        415,518       0.0%
    Allergan P.L.C.                         38,459      5,909,225       0.1%
#*  Allied Healthcare Products, Inc.         2,460          6,199       0.0%
*   Allscripts Healthcare Solutions, Inc.  256,424      2,979,647       0.1%
#*  Alnylam Pharmaceuticals, Inc.           10,076        952,484       0.0%
*   Alpine Immune Sciences, Inc.             1,502         11,686       0.0%
#*  AMAG Pharmaceuticals, Inc.              20,697        425,323       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES    VALUE+   OF NET ASSETS**
                                                    ------- ---------- ---------------
Health Care -- (Continued)
#*  Amedisys, Inc.                                   34,022 $2,248,514       0.1%
*   American Shared Hospital Services                   900      2,115       0.0%
    AmerisourceBergen Corp.                           5,303    480,346       0.0%
    Amgen, Inc.                                      26,868  4,687,929       0.1%
#*  AMN Healthcare Services, Inc.                    77,569  5,185,488       0.1%
*   Amphastar Pharmaceuticals, Inc.                  54,623  1,042,753       0.0%
    Analogic Corp.                                   19,659  1,633,663       0.0%
*   AngioDynamics, Inc.                              59,731  1,157,587       0.0%
#*  ANI Pharmaceuticals, Inc.                        17,570  1,042,779       0.0%
*   Anika Therapeutics, Inc.                         24,200  1,065,042       0.0%
    Anthem, Inc.                                     28,912  6,822,943       0.2%
#*  Apollo Endosurgery, Inc.                          9,849     56,632       0.0%
*   Applied Genetic Technologies Corp.               14,385     65,811       0.0%
*   Aptevo Therapeutics, Inc.                        31,842    141,060       0.0%
#*  Aralez Pharmaceuticals, Inc.                     10,603     14,950       0.0%
#*  Aratana Therapeutics, Inc.                       10,985     56,573       0.0%
*   Ardelyx, Inc.                                    39,046    187,421       0.0%
#*  Assembly Biosciences, Inc.                        5,098    221,661       0.0%
#*  athenahealth, Inc.                                4,256    521,232       0.0%
#   Atrion Corp.                                      1,718  1,068,768       0.0%
#*  aTyr Pharma, Inc.                                 1,902      4,280       0.0%
    Baxter International, Inc.                       23,654  1,643,953       0.0%
    Becton Dickinson and Co.                         10,187  2,362,060       0.1%
*   Bio-Rad Laboratories, Inc. Class A                2,800    710,388       0.0%
*   Bio-Rad Laboratories, Inc. Class B                1,277    352,548       0.0%
    Bio-Techne Corp.                                 10,652  1,607,493       0.0%
*   Biogen, Inc.                                      6,870  1,879,632       0.1%
#*  BioMarin Pharmaceutical, Inc.                     4,800    400,848       0.0%
#*  BioScrip, Inc.                                   87,873    231,106       0.0%
*   BioSpecifics Technologies Corp.                   5,511    233,777       0.0%
#*  BioTelemetry, Inc.                               17,538    669,952       0.0%
#*  Bluebird Bio, Inc.                                4,569    777,415       0.0%
*   Boston Scientific Corp.                          33,151    952,097       0.0%
#*  Bovie Medical Corp.                              13,510     47,150       0.0%
*   Brookdale Senior Living, Inc.                   332,419  2,406,714       0.1%
    Bruker Corp.                                     22,783    672,782       0.0%
*   Caladrius Biosciences, Inc.                       2,017      8,834       0.0%
#*  Cambrex Corp.                                    55,521  2,939,837       0.1%
    Cantel Medical Corp.                             13,413  1,503,195       0.0%
#*  Capital Senior Living Corp.                      36,293    426,443       0.0%
#*  Cara Therapeutics, Inc.                           8,235    101,949       0.0%
#   Cardinal Health, Inc.                            11,763    754,832       0.0%
#*  Castlight Health, Inc. Class B                    1,700      6,375       0.0%
#*  Catalent, Inc.                                   39,138  1,608,963       0.0%
#*  Celldex Therapeutics, Inc.                      107,913     79,856       0.0%
#*  Cellular Biomedicine Group, Inc.                  2,512     47,351       0.0%
*   Centene Corp.                                    53,266  5,783,622       0.1%
*   Cerner Corp.                                      8,000    466,000       0.0%
*   Charles River Laboratories International, Inc.   19,576  2,039,623       0.1%
#   Chemed Corp.                                      5,063  1,560,518       0.0%
*   Chimerix, Inc.                                   72,636    332,673       0.0%
    Cigna Corp.                                      18,390  3,159,770       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                       SHARES    VALUE+   OF NET ASSETS**
                                       ------- ---------- ---------------
Health Care -- (Continued)
*   Civitas Solutions, Inc.             15,350 $  218,737       0.0%
#*  Community Health Systems, Inc.     190,242    719,115       0.0%
#   Computer Programs & Systems, Inc.    7,500    223,875       0.0%
*   Concert Pharmaceuticals, Inc.       42,860    782,195       0.0%
    CONMED Corp.                        33,865  2,202,241       0.1%
    Cooper Cos., Inc. (The)              4,843  1,107,643       0.0%
#*  Corcept Therapeutics, Inc.          25,639    427,659       0.0%
*   CorVel Corp.                        13,794    676,596       0.0%
#*  Corvus Pharmaceuticals, Inc.         1,733     16,637       0.0%
*   Cotiviti Holdings, Inc.              8,898    307,337       0.0%
*   Cross Country Healthcare, Inc.      47,531    597,940       0.0%
*   CryoLife, Inc.                      51,939  1,166,031       0.0%
*   Cumberland Pharmaceuticals, Inc.    30,478    197,802       0.0%
*   Cutera, Inc.                        16,314    818,147       0.0%
    CVS Health Corp.                   102,304  7,143,888       0.2%
#*  Cyclacel Pharmaceuticals, Inc.       2,700      3,942       0.0%
    Danaher Corp.                       40,474  4,060,352       0.1%
*   DaVita, Inc.                        43,264  2,716,547       0.1%
    DENTSPLY SIRONA, Inc.               33,760  1,699,478       0.1%
#*  Depomed, Inc.                       96,269    604,569       0.0%
#*  DexCom, Inc.                         3,531    258,399       0.0%
#*  Dicerna Pharmaceuticals, Inc.        1,693     20,672       0.0%
    Digirad Corp.                       16,700     25,050       0.0%
#*  Diplomat Pharmacy, Inc.            100,895  2,198,502       0.1%
*   Edwards Lifesciences Corp.          12,400  1,579,264       0.0%
*   Electromed, Inc.                     3,600     19,224       0.0%
*   Emergent BioSolutions, Inc.         71,251  3,695,077       0.1%
#*  Enanta Pharmaceuticals, Inc.        12,298  1,144,329       0.0%
    Encompass Health Corp.              21,897  1,331,776       0.0%
#*  Endo International P.L.C.          290,446  1,664,256       0.0%
#   Ensign Group, Inc. (The)            76,323  2,127,122       0.1%
#*  Envision Healthcare Corp.           59,362  2,206,486       0.1%
*   Enzo Biochem, Inc.                  53,430    320,580       0.0%
#*  Evolent Health, Inc. Class A        89,784  1,481,436       0.0%
#*  Exact Sciences Corp.                 5,393    269,704       0.0%
*   Exelixis, Inc.                       2,843     59,191       0.0%
*   Express Scripts Holding Co.         71,160  5,386,812       0.1%
#*  Five Prime Therapeutics, Inc.       43,089    721,741       0.0%
*   Five Star Senior Living, Inc.       17,828     21,394       0.0%
#*  Flex Pharma, Inc.                    3,820     18,336       0.0%
*   FONAR Corp.                          8,796    250,246       0.0%
*   Fulgent Genetics, Inc.               2,810     11,212       0.0%
    Gilead Sciences, Inc.               60,687  4,383,422       0.1%
*   Globus Medical, Inc. Class A        33,409  1,710,207       0.1%
*   Haemonetics Corp.                   34,316  2,678,021       0.1%
*   Halyard Health, Inc.                87,029  4,122,564       0.1%
#*  Hanger, Inc.                        38,027    695,894       0.0%
*   Harvard Bioscience, Inc.            53,799    309,344       0.0%
#*  HealthEquity, Inc.                   6,174    405,447       0.0%
    HealthStream, Inc.                  46,827  1,085,918       0.0%
#*  Henry Schein, Inc.                  17,288  1,313,888       0.0%
#*  Heska Corp.                          3,188    260,205       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------- ----------- ---------------
Health Care -- (Continued)
    Hill-Rom Holdings, Inc.                38,499 $ 3,304,369       0.1%
*   HMS Holdings Corp.                    109,174   1,966,224       0.1%
*   Hologic, Inc.                          56,601   2,195,553       0.1%
#*  Horizon Pharma P.L.C.                 270,695   3,584,002       0.1%
    Humana, Inc.                           15,838   4,659,223       0.1%
*   Icad, Inc.                              1,300       4,953       0.0%
*   ICU Medical, Inc.                       7,606   1,914,430       0.1%
*   IDEXX Laboratories, Inc.                2,498     485,836       0.0%
*   Illumina, Inc.                          5,732   1,381,011       0.0%
*   Impax Laboratories, Inc.               82,641   1,553,651       0.0%
#*  Incyte Corp.                            2,122     131,437       0.0%
#*  Infinity Pharmaceuticals, Inc.         31,444      69,177       0.0%
*   InfuSystem Holdings, Inc.               6,961      19,189       0.0%
#*  Innoviva, Inc.                         10,897     158,006       0.0%
*   Inogen, Inc.                            6,718     944,416       0.0%
#*  Inovalon Holdings, Inc. Class A        10,048     106,006       0.0%
*   Integer Holdings Corp.                 37,836   2,077,196       0.1%
#*  Integra LifeSciences Holdings Corp.    16,241   1,000,933       0.0%
#*  Intra-Cellular Therapies, Inc.         63,557   1,107,163       0.0%
*   IntriCon Corp.                          6,777     157,904       0.0%
#   Invacare Corp.                         67,068   1,220,638       0.0%
#*  Ionis Pharmaceuticals, Inc.             8,575     368,982       0.0%
#*  Iovance Biotherapeutics, Inc.           2,907      42,152       0.0%
*   IQVIA Holdings, Inc.                   21,250   2,034,900       0.1%
#*  iRadimed Corp.                          3,451      60,220       0.0%
*   IRIDEX Corp.                            4,733      25,937       0.0%
*   Jazz Pharmaceuticals P.L.C.             4,993     759,136       0.0%
    Johnson & Johnson                     114,841  14,526,238       0.3%
#*  Juniper Pharmaceuticals, Inc.           5,887      47,979       0.0%
*   Karyopharm Therapeutics, Inc.           6,200      81,096       0.0%
    Kewaunee Scientific Corp.               2,037      70,378       0.0%
*   Kindred Biosciences, Inc.              52,740     482,571       0.0%
    Kindred Healthcare, Inc.              185,454   1,650,541       0.0%
#*  Kura Oncology, Inc.                     1,200      18,180       0.0%
*   Laboratory Corp. of America Holdings   15,677   2,676,848       0.1%
#*  Lannett Co., Inc.                      22,843     356,351       0.0%
*   Lantheus Holdings, Inc.                 9,348     166,394       0.0%
#*  Leap Therapeutics, Inc.                 2,200      15,070       0.0%
#   LeMaitre Vascular, Inc.                22,283     700,800       0.0%
*   LHC Group, Inc.                        47,408   3,528,103       0.1%
*   LifePoint Health, Inc.                 71,791   3,438,789       0.1%
#*  Ligand Pharmaceuticals, Inc.            3,504     542,594       0.0%
#*  Lipocine, Inc.                         18,258      28,482       0.0%
*   LivaNova P.L.C.                        27,270   2,421,031       0.1%
#   Luminex Corp.                          52,624   1,123,522       0.0%
#*  MacroGenics, Inc.                      18,405     424,419       0.0%
*   Magellan Health, Inc.                  44,412   3,723,946       0.1%
#*  Mallinckrodt P.L.C.                    58,757     763,841       0.0%
*   Masimo Corp.                           13,193   1,183,808       0.0%
    McKesson Corp.                         15,324   2,393,762       0.1%
#*  Medidata Solutions, Inc.                2,084     148,714       0.0%
*   MEDNAX, Inc.                           30,396   1,395,480       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Health Care -- (Continued)
#*  Medpace Holdings, Inc.               35,049 $ 1,296,463       0.0%
    Medtronic P.L.C.                     68,039   5,451,965       0.1%
*   MEI Pharma, Inc.                     20,418      45,736       0.0%
#*  Melinta Therapeutics, Inc.           10,993      74,752       0.0%
    Merck & Co., Inc.                   149,737   8,815,017       0.2%
#   Meridian Bioscience, Inc.            66,233     967,002       0.0%
*   Merit Medical Systems, Inc.          66,660   3,233,010       0.1%
#   Merrimack Pharmaceuticals, Inc.       9,645      81,790       0.0%
#*  Micron Solutions, Inc.                1,153       4,296       0.0%
*   Minerva Neurosciences, Inc.           5,840      38,252       0.0%
#*  Mirati Therapeutics, Inc.             2,383      73,396       0.0%
*   Misonix, Inc.                         3,363      36,993       0.0%
#*  Molecular Templates, Inc.             1,916      16,899       0.0%
#*  Molina Healthcare, Inc.              54,849   4,566,179       0.1%
#*  Momenta Pharmaceuticals, Inc.        78,565   1,634,152       0.0%
*   Mylan NV                             49,236   1,908,387       0.1%
#*  Myriad Genetics, Inc.                98,159   2,776,918       0.1%
    National HealthCare Corp.            17,845   1,093,542       0.0%
    National Research Corp.              17,003     555,998       0.0%
*   Natus Medical, Inc.                  40,962   1,353,794       0.0%
*   Neogen Corp.                          9,944     677,684       0.0%
#*  Neurocrine Biosciences, Inc.          5,994     485,994       0.0%
#*  NuVasive, Inc.                       80,025   4,258,130       0.1%
*   Nuvectra Corp.                        9,388     120,917       0.0%
*   Omnicell, Inc.                       46,914   2,021,993       0.1%
*   Ophthotech Corp.                     17,930      47,156       0.0%
#*  OPKO Health, Inc.                    74,958     227,872       0.0%
*   OraSure Technologies, Inc.           69,993   1,240,976       0.0%
*   Orthofix International NV            25,050   1,528,551       0.0%
#*  Otonomy, Inc.                        32,638     122,392       0.0%
#   Owens & Minor, Inc.                 106,112   1,724,320       0.1%
#   Patterson Cos., Inc.                 90,427   2,105,141       0.1%
#*  PDL BioPharma, Inc.                 266,381     777,833       0.0%
#   PerkinElmer, Inc.                    14,615   1,072,156       0.0%
#   Perrigo Co. P.L.C.                   13,941   1,089,350       0.0%
*   Pfenex, Inc.                          6,318      35,128       0.0%
    Pfizer, Inc.                        426,044  15,597,471       0.3%
    Phibro Animal Health Corp. Class A    9,527     402,992       0.0%
*   PRA Health Sciences, Inc.            11,768     966,977       0.0%
#*  Premier, Inc. Class A                19,141     631,462       0.0%
#*  Prestige Brands Holdings, Inc.       72,059   2,121,417       0.1%
*   ProPhase Labs, Inc.                      98         280       0.0%
*   Providence Service Corp. (The)       24,996   1,896,696       0.1%
*   PTC Therapeutics, Inc.               17,954     497,864       0.0%
*   Quality Systems, Inc.                88,381   1,186,957       0.0%
    Quest Diagnostics, Inc.              28,929   2,927,615       0.1%
*   Quidel Corp.                         27,966   1,585,672       0.0%
*   Quorum Health Corp.                  41,309     291,228       0.0%
#*  RadNet, Inc.                         29,019     384,502       0.0%
*   Regeneron Pharmaceuticals, Inc.       4,715   1,431,851       0.0%
#*  Repligen Corp.                       53,489   1,979,093       0.1%
    ResMed, Inc.                          9,600     908,544       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE+    OF NET ASSETS**
                                             ------- ------------ ---------------
Health Care -- (Continued)
#*  Retrophin, Inc.                           29,314 $    735,781       0.0%
*   RTI Surgical, Inc.                        94,685      416,614       0.0%
*   SeaSpine Holdings Corp.                   20,136      231,765       0.0%
#*  Seattle Genetics, Inc.                     7,900      404,401       0.0%
*   Select Medical Holdings Corp.            248,414    4,483,873       0.1%
#*  Sierra Oncology, Inc.                     21,157       43,583       0.0%
    Simulations Plus, Inc.                     8,722      143,477       0.0%
#*  Spectrum Pharmaceuticals, Inc.            53,699      854,888       0.0%
#*  Stemline Therapeutics, Inc.                9,125      156,950       0.0%
#   STERIS P.L.C.                             10,617    1,003,519       0.0%
    Stryker Corp.                              3,918      663,788       0.0%
*   Supernus Pharmaceuticals, Inc.            22,318    1,046,714       0.0%
*   Surmodics, Inc.                           21,529      804,108       0.0%
#*  Syndax Pharmaceuticals, Inc.              30,831      321,876       0.0%
#*  Syneos Health, Inc.                       32,929    1,254,595       0.0%
*   Synlogic, Inc.                             4,610       60,760       0.0%
#*  Taro Pharmaceutical Industries, Ltd.       7,827      798,197       0.0%
    Teleflex, Inc.                             6,181    1,655,766       0.0%
#*  Tenet Healthcare Corp.                    90,168    2,158,622       0.1%
#*  Tetraphase Pharmaceuticals, Inc.          55,150      177,583       0.0%
    Thermo Fisher Scientific, Inc.            24,658    5,186,810       0.1%
#*  Tivity Health, Inc.                       48,591    1,746,846       0.1%
*   Triple-S Management Corp. Class B         40,733    1,154,781       0.0%
*   United Therapeutics Corp.                 36,283    3,995,121       0.1%
    UnitedHealth Group, Inc.                  74,301   17,564,756       0.4%
    Universal Health Services, Inc. Class B   16,415    1,874,593       0.1%
#   US Physical Therapy, Inc.                 13,395    1,222,294       0.0%
    Utah Medical Products, Inc.                4,195      426,002       0.0%
#*  Varex Imaging Corp.                       54,091    1,946,735       0.1%
#*  Varian Medical Systems, Inc.               7,690      888,887       0.0%
*   VBI Vaccines, Inc.                        21,401       66,985       0.0%
*   Veeva Systems, Inc. Class A                7,185      503,884       0.0%
*   Verastem, Inc.                            17,311       72,187       0.0%
#*  Vical, Inc.                                2,511        3,666       0.0%
*   Waters Corp.                               5,244      988,022       0.0%
*   WellCare Health Plans, Inc.               10,948    2,246,092       0.1%
#   West Pharmaceutical Services, Inc.         7,855      692,890       0.0%
#*  XBiotech, Inc.                             2,861       13,761       0.0%
#*  Xencor, Inc.                              13,439      389,597       0.0%
*   Zafgen, Inc.                              26,778      181,823       0.0%
    Zimmer Biomet Holdings, Inc.              10,795    1,243,260       0.0%
    Zoetis, Inc.                              45,040    3,759,939       0.1%
#*  Zogenix, Inc.                              9,234      362,896       0.0%
#*  Zynerba Pharmaceuticals, Inc.             12,883      132,308       0.0%
                                                     ------------       ---
Total Health Care                                     392,547,285       8.3%
                                                     ------------       ---
Industrials -- (14.6%)
#   AAON, Inc.                                33,999    1,155,966       0.0%
    AAR Corp.                                 44,341    1,919,965       0.0%
#   ABM Industries, Inc.                     121,104    3,769,968       0.1%
*   Acacia Research Corp.                     27,171       99,174       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES    VALUE+   OF NET ASSETS**
                                           ------- ---------- ---------------
Industrials -- (Continued)
    ACCO Brands Corp.                      203,680 $2,454,344       0.1%
#   Acme United Corp.                        1,921     41,033       0.0%
#   Actuant Corp. Class A                   77,976  1,836,335       0.0%
    Acuity Brands, Inc.                      4,829    578,369       0.0%
*   Advanced Disposal Services, Inc.        55,441  1,221,920       0.0%
#   Advanced Drainage Systems, Inc.         14,299    360,335       0.0%
#*  AECOM                                  197,010  6,785,024       0.2%
*   Aegion Corp.                            64,473  1,462,892       0.0%
*   AeroCentury Corp.                        1,149     18,327       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.       30,627    855,718       0.0%
#*  Aerovironment, Inc.                     39,821  2,170,244       0.1%
    AGCO Corp.                              90,909  5,698,176       0.1%
#*  Air Industries Group                     1,000      1,570       0.0%
    Air Lease Corp.                        161,879  6,748,736       0.2%
*   Air Transport Services Group, Inc.     119,416  2,416,980       0.1%
    Aircastle, Ltd.                        143,986  2,822,126       0.1%
    Alamo Group, Inc.                       16,351  1,789,944       0.0%
#   Alaska Air Group, Inc.                  39,195  2,544,931       0.1%
    Albany International Corp. Class A      43,048  2,546,289       0.1%
#   Allegiant Travel Co.                     9,798  1,570,129       0.0%
    Allegion P.L.C.                         10,433    805,219       0.0%
    Allied Motion Technologies, Inc.        17,836    711,121       0.0%
#   Allison Transmission Holdings, Inc.     40,489  1,578,666       0.0%
*   Alpha PRO Tech, Ltd.                     2,600      8,580       0.0%
    Altra Industrial Motion Corp.           47,391  1,973,835       0.1%
    AMERCO                                   9,715  3,279,007       0.1%
*   Ameresco, Inc. Class A                  23,626    279,968       0.0%
#   American Airlines Group, Inc.           40,944  1,757,726       0.0%
#   American Railcar Industries, Inc.       23,316    884,842       0.0%
#*  American Superconductor Corp.            1,238      7,304       0.0%
*   American Woodmark Corp.                 25,225  2,073,495       0.1%
    AMETEK, Inc.                            24,074  1,680,365       0.0%
*   AMREP Corp.                              6,528     47,165       0.0%
    AO Smith Corp.                          22,300  1,368,105       0.0%
#   Apogee Enterprises, Inc.                46,048  1,893,033       0.0%
    Applied Industrial Technologies, Inc.   59,243  3,788,590       0.1%
*   ARC Document Solutions, Inc.            72,114    158,651       0.0%
    ArcBest Corp.                           28,900    927,690       0.0%
    Arconic, Inc.                           73,655  1,311,796       0.0%
    Argan, Inc.                             31,902  1,276,080       0.0%
*   Armstrong Flooring, Inc.                43,433    536,398       0.0%
*   Armstrong World Industries, Inc.        23,085  1,292,760       0.0%
*   Arotech Corp.                           34,994    111,981       0.0%
*   ASGN, Inc.                              68,693  5,538,717       0.1%
    Astec Industries, Inc.                  36,737  2,041,108       0.1%
#*  Astronics Corp.                         31,502  1,152,343       0.0%
#*  Astronics Corp. Class B                  9,428    344,216       0.0%
*   Atkore International Group, Inc.        77,733  1,381,315       0.0%
#*  Atlas Air Worldwide Holdings, Inc.      47,195  2,992,163       0.1%
*   Avalon Holdings Corp. Class A              700      1,463       0.0%
#*  Avis Budget Group, Inc.                 34,309  1,695,208       0.0%
#*  Axon Enterprise, Inc.                   24,218  1,016,672       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES    VALUE+   OF NET ASSETS**
                                                 ------- ---------- ---------------
Industrials -- (Continued)
#   AZZ, Inc.                                     36,002 $1,603,889       0.0%
#*  Babcock & Wilcox Enterprises, Inc.           261,975    597,303       0.0%
    Barnes Group, Inc.                            57,056  3,168,320       0.1%
    Barrett Business Services, Inc.                5,321    465,694       0.0%
*   Beacon Roofing Supply, Inc.                   61,812  3,025,697       0.1%
#   BG Staffing, Inc.                              3,024     57,668       0.0%
#*  Blue Bird Corp.                                  642     15,248       0.0%
#*  BlueLinx Holdings, Inc.                        6,189    248,922       0.0%
*   BMC Stock Holdings, Inc.                      95,864  1,653,654       0.0%
    Brady Corp. Class A                           66,251  2,411,536       0.1%
    Briggs & Stratton Corp.                       70,529  1,271,638       0.0%
    Brink's Co. (The)                             26,902  1,985,368       0.1%
#*  Broadwind Energy, Inc.                            70        185       0.0%
*   Builders FirstSource, Inc.                    77,579  1,414,265       0.0%
    BWX Technologies, Inc.                        32,390  2,196,042       0.1%
*   CAI International, Inc.                       33,763    758,992       0.0%
    Carlisle Cos., Inc.                           23,871  2,571,623       0.1%
*   Casella Waste Systems, Inc. Class A           33,003    808,904       0.0%
    Caterpillar, Inc.                             17,734  2,560,080       0.1%
*   CBIZ, Inc.                                   106,926  1,988,824       0.1%
    CECO Environmental Corp.                      58,965    277,136       0.0%
#   Celadon Group, Inc.                           49,176    138,185       0.0%
#   CH Robinson Worldwide, Inc.                    3,143    289,250       0.0%
#*  Chart Industries, Inc.                        69,235  3,928,394       0.1%
#   Chicago Bridge & Iron Co. NV                  98,103  1,481,355       0.0%
    Chicago Rivet & Machine Co.                      855     24,808       0.0%
#*  Cimpress NV                                    8,368  1,203,402       0.0%
    Cintas Corp.                                  14,003  2,384,711       0.1%
#   CIRCOR International, Inc.                    33,059  1,400,710       0.0%
*   Civeo Corp.                                  139,462    467,198       0.0%
*   Clean Harbors, Inc.                           91,383  4,185,341       0.1%
*   Colfax Corp.                                  80,948  2,510,197       0.1%
    Columbus McKinnon Corp.                       33,079  1,186,875       0.0%
    Comfort Systems USA, Inc.                     54,138  2,284,624       0.1%
#*  Command Security Corp.                         5,329     14,974       0.0%
*   Commercial Vehicle Group, Inc.                63,353    425,099       0.0%
    CompX International, Inc.                      2,522     34,678       0.0%
*   Continental Building Products, Inc.           69,176  1,943,846       0.0%
*   Continental Materials Corp.                       73      1,384       0.0%
    Copa Holdings SA Class A                      33,122  3,880,905       0.1%
#*  Copart, Inc.                                  41,131  2,100,971       0.1%
    Costamare, Inc.                               27,274    185,190       0.0%
*   CoStar Group, Inc.                             2,195    804,819       0.0%
#   Covanta Holding Corp.                        167,370  2,493,813       0.1%
*   Covenant Transportation Group, Inc. Class A   32,481    901,348       0.0%
*   CPI Aerostructures, Inc.                       8,398     80,201       0.0%
    CRA International, Inc.                       14,848    838,467       0.0%
    Crane Co.                                     24,858  2,079,123       0.1%
*   CSW Industrials, Inc.                         10,648    461,591       0.0%
    CSX Corp.                                     93,702  5,564,962       0.1%
    Cubic Corp.                                   43,847  2,707,552       0.1%
    Cummins, Inc.                                 11,147  1,781,959       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES    VALUE+   OF NET ASSETS**
                                                  ------- ---------- ---------------
Industrials -- (Continued)
    Curtiss-Wright Corp.                           39,754 $5,090,102       0.1%
    Deere & Co.                                    24,279  3,285,677       0.1%
    Delta Air Lines, Inc.                         110,981  5,795,428       0.1%
#   Deluxe Corp.                                   23,407  1,604,316       0.0%
*   DLH Holdings Corp.                              3,600     20,988       0.0%
    DMC Global, Inc.                               22,503    870,866       0.0%
#   Donaldson Co., Inc.                            20,326    899,629       0.0%
    Douglas Dynamics, Inc.                         55,465  2,315,664       0.1%
    Dover Corp.                                    31,123  2,885,102       0.1%
*   Ducommun, Inc.                                 14,374    418,140       0.0%
    Dun & Bradstreet Corp. (The)                    5,974    688,862       0.0%
*   DXP Enterprises, Inc.                          27,505    998,431       0.0%
#*  Dycom Industries, Inc.                         16,219  1,684,505       0.0%
*   Eagle Bulk Shipping, Inc.                       1,785      9,032       0.0%
    Eastern Co. (The)                               7,272    206,525       0.0%
    Eaton Corp. P.L.C.                             47,905  3,594,312       0.1%
*   Echo Global Logistics, Inc.                    46,040  1,256,892       0.0%
    Ecology and Environment, Inc. Class A           2,769     36,135       0.0%
    EMCOR Group, Inc.                              65,775  4,840,382       0.1%
    Emerson Electric Co.                           31,243  2,074,848       0.1%
    Encore Wire Corp.                              38,921  2,049,191       0.1%
    EnerSys                                        55,063  3,775,119       0.1%
*   Engility Holdings, Inc.                        39,601  1,006,657       0.0%
    Ennis, Inc.                                    49,744    890,418       0.0%
    EnPro Industries, Inc.                         34,518  2,594,028       0.1%
#   EnviroStar, Inc.                                1,100     40,150       0.0%
    Equifax, Inc.                                  11,845  1,327,232       0.0%
    ESCO Technologies, Inc.                        40,876  2,282,925       0.1%
    Espey Manufacturing & Electronics Corp.         3,027     80,366       0.0%
    Essendant, Inc.                                66,917    497,862       0.0%
*   Esterline Technologies Corp.                   52,623  3,780,963       0.1%
#*  ExOne Co. (The)                                16,129    111,613       0.0%
#   Expeditors International of Washington, Inc.   10,482    669,381       0.0%
    Exponent, Inc.                                 15,782  1,363,565       0.0%
#   Fastenal Co.                                   11,751    587,432       0.0%
    Federal Signal Corp.                          120,548  2,611,070       0.1%
    FedEx Corp.                                    27,569  6,815,057       0.2%
#   Flowserve Corp.                                18,900    839,349       0.0%
    Fluor Corp.                                    18,137  1,069,176       0.0%
    Forrester Research, Inc.                       15,466    615,547       0.0%
    Fortive Corp.                                  18,126  1,274,439       0.0%
    Fortune Brands Home & Security, Inc.           26,275  1,436,980       0.0%
    Forward Air Corp.                              48,350  2,610,416       0.1%
*   Franklin Covey Co.                             24,797    605,047       0.0%
    Franklin Electric Co., Inc.                    67,057  2,749,337       0.1%
    FreightCar America, Inc.                       24,288    338,575       0.0%
*   FTI Consulting, Inc.                           88,006  5,139,550       0.1%
*   Fuel Tech, Inc.                                 4,979      6,373       0.0%
#   GATX Corp.                                     53,633  3,499,017       0.1%
*   Gencor Industries, Inc.                        15,825    246,079       0.0%
*   Generac Holdings, Inc.                         37,372  1,682,114       0.0%
#   General Cable Corp.                            93,549  2,773,728       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Industrials -- (Continued)
    General Dynamics Corp.                     21,337 $4,295,351       0.1%
    General Electric Co.                      329,402  4,634,686       0.1%
#*  Genesee & Wyoming, Inc. Class A            76,777  5,466,522       0.1%
*   Gibraltar Industries, Inc.                 48,703  1,711,910       0.0%
    Global Brass & Copper Holdings, Inc.       20,631    618,930       0.0%
#*  Global Power Equipment Group, Inc.         15,716     38,504       0.0%
*   GMS, Inc.                                  65,027  2,026,241       0.1%
*   Golden Ocean Group, Ltd.                   12,670    102,374       0.0%
*   Goldfield Corp. (The)                      32,599    136,916       0.0%
    Gorman-Rupp Co. (The)                      50,017  1,574,535       0.0%
*   GP Strategies Corp.                        33,575    700,039       0.0%
    Graco, Inc.                                27,822  1,223,890       0.0%
    Graham Corp.                               13,470    290,683       0.0%
    Granite Construction, Inc.                 57,580  3,016,040       0.1%
*   Great Lakes Dredge & Dock Corp.            96,095    442,037       0.0%
#   Greenbrier Cos., Inc. (The)                32,885  1,442,007       0.0%
#   Griffon Corp.                              78,033  1,552,857       0.0%
    H&E Equipment Services, Inc.               50,800  1,643,380       0.0%
    Hardinge, Inc.                             18,750    343,875       0.0%
    Harris Corp.                               20,282  3,172,510       0.1%
*   Harsco Corp.                               71,652  1,465,283       0.0%
    Hawaiian Holdings, Inc.                   105,436  4,343,963       0.1%
#*  HC2 Holdings, Inc.                          3,645     18,590       0.0%
*   HD Supply Holdings, Inc.                   25,751    996,821       0.0%
#   Healthcare Services Group, Inc.             9,321    360,070       0.0%
#   Heartland Express, Inc.                   138,363  2,467,012       0.1%
#   HEICO Corp.                                 9,788    859,876       0.0%
    HEICO Corp. Class A                        22,896  1,651,946       0.0%
    Heidrick & Struggles International, Inc.   30,459  1,146,781       0.0%
*   Herc Holdings, Inc.                        56,385  2,968,670       0.1%
*   Heritage-Crystal Clean, Inc.               22,138    468,219       0.0%
    Herman Miller, Inc.                       108,676  3,336,353       0.1%
#*  Hertz Global Holdings, Inc.               165,829  3,631,655       0.1%
    Hexcel Corp.                               40,114  2,666,378       0.1%
*   Hill International, Inc.                   70,399    373,115       0.0%
    Hillenbrand, Inc.                          93,938  4,354,026       0.1%
    HNI Corp.                                  70,785  2,363,511       0.1%
    Honeywell International, Inc.              22,922  3,316,355       0.1%
*   Houston Wire & Cable Co.                   25,592    184,262       0.0%
*   Hub Group, Inc. Class A                    57,010  2,505,589       0.1%
    Hubbell, Inc.                              10,230  1,062,488       0.0%
*   Hudson Global, Inc.                        34,265     64,418       0.0%
#*  Hudson Technologies, Inc.                  55,748    244,176       0.0%
    Huntington Ingalls Industries, Inc.         9,779  2,378,351       0.1%
    Hurco Cos., Inc.                           12,670    560,014       0.0%
*   Huron Consulting Group, Inc.               39,844  1,492,158       0.0%
    Hyster-Yale Materials Handling, Inc.       17,252  1,228,342       0.0%
    ICF International, Inc.                    32,049  2,150,488       0.1%
    IDEX Corp.                                 11,576  1,547,248       0.0%
#*  IES Holdings, Inc.                         21,406    361,761       0.0%
    Ingersoll-Rand P.L.C.                      20,633  1,730,902       0.0%
*   InnerWorkings, Inc.                       130,422  1,317,262       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES    VALUE+   OF NET ASSETS**
                                                ------- ---------- ---------------
Industrials -- (Continued)
*   Innovative Solutions & Support, Inc.         16,826 $   60,405       0.0%
    Insperity, Inc.                              49,422  3,966,115       0.1%
    Insteel Industries, Inc.                     41,572  1,248,407       0.0%
    Interface, Inc.                              66,241  1,457,302       0.0%
*   Intersections, Inc.                          18,573     32,688       0.0%
    ITT, Inc.                                    71,859  3,513,187       0.1%
    Jacobs Engineering Group, Inc.               32,327  1,877,875       0.0%
#   JB Hunt Transport Services, Inc.             10,031  1,177,940       0.0%
#*  JELD-WEN Holding, Inc.                        1,441     40,507       0.0%
*   JetBlue Airways Corp.                       351,450  6,744,325       0.2%
#   John Bean Technologies Corp.                 11,047  1,190,314       0.0%
    Johnson Controls International P.L.C.        59,376  2,011,065       0.1%
    Kadant, Inc.                                 15,479  1,427,938       0.0%
    Kaman Corp.                                  43,398  2,631,655       0.1%
    Kansas City Southern                         31,393  3,347,436       0.1%
    KAR Auction Services, Inc.                   58,265  3,029,197       0.1%
    KBR, Inc.                                   227,296  3,793,570       0.1%
    Kelly Services, Inc. Class A                 60,699  1,776,053       0.0%
    Kelly Services, Inc. Class B                    700     23,846       0.0%
#   Kennametal, Inc.                             44,527  1,623,009       0.0%
#*  KeyW Holding Corp. (The)                     26,816    207,556       0.0%
    Kforce, Inc.                                 48,074  1,276,365       0.0%
    Kimball International, Inc. Class B          80,142  1,323,946       0.0%
*   Kirby Corp.                                  80,439  6,861,447       0.2%
*   KLX, Inc.                                    87,788  6,867,655       0.2%
#   Knight-Swift Transportation Holdings, Inc.  118,834  4,635,714       0.1%
    Knoll, Inc.                                  81,955  1,562,882       0.0%
    Korn/Ferry International                     97,003  5,185,780       0.1%
#*  Kratos Defense & Security Solutions, Inc.   131,044  1,311,750       0.0%
    L3 Technologies, Inc.                        16,970  3,324,084       0.1%
    Landstar System, Inc.                        14,702  1,494,458       0.0%
*   Lawson Products, Inc.                        13,445    311,252       0.0%
#*  Layne Christensen Co.                        25,619    361,484       0.0%
*   LB Foster Co. Class A                        15,474    364,413       0.0%
#   Lennox International, Inc.                    7,521  1,454,336       0.0%
*   Limbach Holdings, Inc.                        8,911    111,922       0.0%
    Lincoln Electric Holdings, Inc.              20,483  1,697,426       0.0%
#   Lindsay Corp.                                12,354  1,085,422       0.0%
    LS Starrett Co. (The) Class A                14,544     88,718       0.0%
    LSC Communications, Inc.                     69,012  1,206,330       0.0%
    LSI Industries, Inc.                         39,855    244,311       0.0%
*   Lydall, Inc.                                 30,800  1,373,680       0.0%
#   Macquarie Infrastructure Corp.               17,551    665,183       0.0%
*   Manitex International, Inc.                  18,500    190,365       0.0%
*   Manitowoc Co., Inc. (The)                    66,536  1,640,112       0.0%
    ManpowerGroup, Inc.                          21,890  2,095,311       0.1%
    Marten Transport, Ltd.                       64,483  1,257,418       0.0%
    Masco Corp.                                  45,398  1,719,222       0.0%
*   Masonite International Corp.                 48,085  2,918,759       0.1%
#*  MasTec, Inc.                                119,034  5,237,496       0.1%
*   Mastech Digital, Inc.                           991     14,518       0.0%
    Matson, Inc.                                 77,030  2,251,587       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
    Matthews International Corp. Class A      46,537 $2,287,294       0.1%
    McGrath RentCorp                          43,845  2,583,786       0.1%
*   Mercury Systems, Inc.                     59,593  1,911,743       0.0%
*   Meritor, Inc.                             45,740    890,558       0.0%
#*  Middleby Corp. (The)                       8,567  1,078,071       0.0%
*   Milacron Holdings Corp.                  111,799  2,015,736       0.1%
    Miller Industries, Inc.                   15,566    385,259       0.0%
*   Mistras Group, Inc.                       42,126    820,193       0.0%
    Mobile Mini, Inc.                         86,438  3,630,396       0.1%
*   Moog, Inc. Class A                        39,980  3,277,161       0.1%
*   MRC Global, Inc.                         137,564  2,576,574       0.1%
    MSA Safety, Inc.                          13,313  1,156,101       0.0%
    MSC Industrial Direct Co., Inc. Class A   24,221  2,093,663       0.1%
    Mueller Industries, Inc.                  91,613  2,490,041       0.1%
    Mueller Water Products, Inc. Class A     220,154  2,155,308       0.1%
#   Multi-Color Corp.                         30,111  1,955,709       0.0%
*   MYR Group, Inc.                           38,589  1,157,670       0.0%
#   National Presto Industries, Inc.          10,028    960,181       0.0%
*   Navigant Consulting, Inc.                 85,820  1,835,690       0.0%
*   Navistar International Corp.              21,536    749,668       0.0%
*   NCI Building Systems, Inc.               117,765  2,060,887       0.1%
*   Nexeo Solutions, Inc.                     14,426    147,001       0.0%
    Nielsen Holdings P.L.C.                   25,907    814,775       0.0%
*   NL Industries, Inc.                       52,200    399,330       0.0%
    NN, Inc.                                  56,016  1,137,125       0.0%
#   Nordson Corp.                             10,670  1,372,162       0.0%
    Norfolk Southern Corp.                    44,415  6,372,220       0.1%
    Northrop Grumman Corp.                    13,622  4,386,829       0.1%
*   Northwest Pipe Co.                        15,189    299,679       0.0%
#*  NOW, Inc.                                196,330  2,381,483       0.1%
#*  NV5 Global, Inc.                          17,856  1,050,826       0.0%
    Old Dominion Freight Line, Inc.           23,835  3,190,553       0.1%
#   Omega Flex, Inc.                           4,638    302,861       0.0%
    Orbital ATK, Inc.                         42,972  5,688,633       0.1%
*   Orion Group Holdings, Inc.                39,748    240,873       0.0%
    Oshkosh Corp.                             43,127  3,112,044       0.1%
    Owens Corning                             79,672  5,217,719       0.1%
    PACCAR, Inc.                              35,291  2,246,978       0.1%
*   PAM Transportation Services, Inc.          6,580    236,814       0.0%
*   Pangaea Logistics Solutions, Ltd.         16,425     51,246       0.0%
    Park-Ohio Holdings Corp.                  23,782    901,338       0.0%
    Parker-Hannifin Corp.                     11,561  1,903,172       0.0%
#*  Patrick Industries, Inc.                  38,694  2,201,689       0.1%
*   Patriot Transportation Holding, Inc.       2,586     46,807       0.0%
    Pendrell Corp.                                62     42,780       0.0%
    Pentair P.L.C.                            32,591  2,192,722       0.1%
*   Performant Financial Corp.                54,745    165,330       0.0%
*   Perma-Fix Environmental Services           2,877     12,803       0.0%
*   Perma-Pipe International Holdings, Inc.    5,730     51,857       0.0%
*   PGT Innovations, Inc.                     85,330  1,489,008       0.0%
    Pitney Bowes, Inc.                        29,803    304,587       0.0%
    Powell Industries, Inc.                   18,238    548,052       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES    VALUE+   OF NET ASSETS**
                                               ------- ---------- ---------------
Industrials -- (Continued)
#*  Power Solutions International, Inc.          2,041 $   15,308       0.0%
    Preformed Line Products Co.                  6,904    464,294       0.0%
    Primoris Services Corp.                     82,712  2,116,600       0.1%
#*  Proto Labs, Inc.                            15,138  1,803,693       0.0%
    Quad/Graphics, Inc.                         77,256  1,908,996       0.0%
    Quanex Building Products Corp.              63,811  1,094,359       0.0%
*   Quanta Services, Inc.                      204,297  6,639,652       0.1%
*   Radiant Logistics, Inc.                     58,067    204,977       0.0%
    Raven Industries, Inc.                      46,445  1,699,887       0.0%
    Raytheon Co.                                17,714  3,630,307       0.1%
#*  RBC Bearings, Inc.                          17,491  2,035,603       0.1%
    RCM Technologies, Inc.                      12,068     62,754       0.0%
    Regal Beloit Corp.                          57,685  4,107,172       0.1%
    Republic Services, Inc.                     38,879  2,514,694       0.1%
    Resources Connection, Inc.                  62,952    985,199       0.0%
    REV Group, Inc.                             74,837  1,350,808       0.0%
*   Rexnord Corp.                              157,521  4,333,403       0.1%
#*  Roadrunner Transportation Systems, Inc.     44,928     96,595       0.0%
    Robert Half International, Inc.             24,849  1,509,577       0.0%
    Rockwell Collins, Inc.                      22,351  2,962,402       0.1%
#   Rollins, Inc.                               25,198  1,222,607       0.0%
    Roper Technologies, Inc.                     5,710  1,508,525       0.0%
    RPX Corp.                                   85,253    923,290       0.0%
*   Rush Enterprises, Inc. Class A              59,106  2,413,298       0.1%
*   Rush Enterprises, Inc. Class B               7,606    295,949       0.0%
    Ryder System, Inc.                          83,727  5,645,712       0.1%
*   Saia, Inc.                                  42,288  2,793,122       0.1%
#   Schneider National, Inc. Class B             2,885     76,972       0.0%
#   Scorpio Bulkers, Inc.                       58,628    448,504       0.0%
#*  Sensata Technologies Holding P.L.C.          7,532    382,023       0.0%
    Servotronics, Inc.                           1,499     14,196       0.0%
*   SIFCO Industries, Inc.                       4,888     26,640       0.0%
    Simpson Manufacturing Co., Inc.             65,884  3,602,537       0.1%
#*  SiteOne Landscape Supply, Inc.              10,251    702,194       0.0%
    SkyWest, Inc.                               82,631  4,701,704       0.1%
#   Snap-on, Inc.                               11,787  1,712,062       0.0%
    Southwest Airlines Co.                      65,711  3,471,512       0.1%
*   SP Plus Corp.                               39,895  1,402,309       0.0%
    Spartan Motors, Inc.                        48,295    862,066       0.0%
*   Sparton Corp.                               13,779    254,498       0.0%
    Spirit Aerosystems Holdings, Inc. Class A   24,712  1,986,103       0.1%
#*  Spirit Airlines, Inc.                      128,401  4,586,484       0.1%
*   SPX Corp.                                   32,364  1,023,997       0.0%
*   SPX FLOW, Inc.                              61,943  2,787,435       0.1%
    Standex International Corp.                 18,190  1,763,520       0.0%
    Stanley Black & Decker, Inc.                18,154  2,570,425       0.1%
    Steelcase, Inc. Class A                    144,305  1,912,041       0.0%
#*  Stericycle, Inc.                            12,740    747,965       0.0%
*   Sterling Construction Co., Inc.             42,003    467,493       0.0%
    Sun Hydraulics Corp.                        19,343    939,490       0.0%
#*  Sunrun, Inc.                                58,840    542,505       0.0%
#*  Team, Inc.                                  48,386    820,143       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES    VALUE+   OF NET ASSETS**
                                        ------- ---------- ---------------
Industrials -- (Continued)
*   Tecogen, Inc.                         3,287 $   10,979       0.0%
*   Teledyne Technologies, Inc.          26,146  4,891,655       0.1%
#   Tennant Co.                          15,148  1,120,952       0.0%
    Terex Corp.                         110,392  4,031,516       0.1%
    Tetra Tech, Inc.                     80,451  3,893,828       0.1%
#*  Textainer Group Holdings, Ltd.       54,025    929,230       0.0%
    Textron, Inc.                        56,647  3,520,045       0.1%
*   Thermon Group Holdings, Inc.         49,953  1,138,429       0.0%
    Timken Co. (The)                     60,233  2,574,961       0.1%
    Titan International, Inc.            86,937    895,451       0.0%
*   Titan Machinery, Inc.                39,063    754,697       0.0%
    Toro Co. (The)                       15,600    910,884       0.0%
#*  TPI Composites, Inc.                  5,071    114,858       0.0%
*   Transcat, Inc.                        6,146    101,409       0.0%
#   TransDigm Group, Inc.                 4,939  1,583,295       0.0%
*   TransUnion                           12,705    824,682       0.0%
#*  Trex Co., Inc.                       14,075  1,462,111       0.0%
*   TriMas Corp.                         59,868  1,622,423       0.0%
*   TriNet Group, Inc.                   23,797  1,229,115       0.0%
    Trinity Industries, Inc.            252,771  8,055,812       0.2%
    Triton International, Ltd.          141,024  4,373,154       0.1%
#   Triumph Group, Inc.                  99,074  2,343,100       0.1%
*   TrueBlue, Inc.                       73,050  1,946,782       0.0%
#*  Tutor Perini Corp.                   92,209  1,904,116       0.0%
*   Twin Disc, Inc.                      17,482    386,003       0.0%
*   Ultralife Corp.                      19,727    166,693       0.0%
    UniFirst Corp.                       18,986  3,049,152       0.1%
    Union Pacific Corp.                  21,939  2,931,709       0.1%
*   United Continental Holdings, Inc.    45,529  3,075,029       0.1%
*   United Rentals, Inc.                 27,923  4,188,450       0.1%
    United Technologies Corp.            58,896  7,076,354       0.2%
#*  Univar, Inc.                         25,599    705,508       0.0%
    Universal Forest Products, Inc.     102,558  3,269,549       0.1%
    Universal Logistics Holdings, Inc.   28,372    622,765       0.0%
#   US Ecology, Inc.                     27,263  1,453,118       0.0%
*   USA Truck, Inc.                      16,095    386,763       0.0%
#*  USG Corp.                           108,110  4,349,265       0.1%
    Valmont Industries, Inc.             13,308  1,891,067       0.0%
*   Vectrus, Inc.                        18,084    651,024       0.0%
*   Verisk Analytics, Inc.               12,650  1,346,592       0.0%
*   Veritiv Corp.                        14,657    557,699       0.0%
    Viad Corp.                           37,841  1,920,431       0.0%
#*  Vicor Corp.                          23,646    847,709       0.0%
    Virco Manufacturing Corp.            21,636     90,871       0.0%
#*  Volt Information Sciences, Inc.      24,400     65,880       0.0%
    VSE Corp.                            18,642    956,148       0.0%
#   Wabash National Corp.               124,906  2,505,614       0.1%
*   WABCO Holdings, Inc.                  8,765  1,130,597       0.0%
#   Wabtec Corp.                         11,888  1,055,773       0.0%
*   WageWorks, Inc.                      36,317  1,512,603       0.0%
    Waste Management, Inc.               23,011  1,870,564       0.0%
#   Watsco, Inc.                         11,275  1,887,660       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                            ------- ------------ ---------------
Industrials -- (Continued)
    Watsco, Inc. Class B                      1,205 $    205,453       0.0%
    Watts Water Technologies, Inc. Class A   40,033    2,982,458       0.1%
#*  Welbilt, Inc.                            28,056      537,553       0.0%
#   Werner Enterprises, Inc.                139,074    4,770,238       0.1%
*   Wesco Aircraft Holdings, Inc.           177,456    1,792,306       0.0%
*   WESCO International, Inc.                85,048    5,064,608       0.1%
#*  Willdan Group, Inc.                      11,989      342,885       0.0%
*   Willis Lease Finance Corp.                8,183      267,420       0.0%
    Woodward, Inc.                           35,519    2,555,237       0.1%
#   WW Grainger, Inc.                         7,963    2,240,390       0.1%
*   Xerium Technologies, Inc.                 6,868       44,985       0.0%
#*  XPO Logistics, Inc.                      99,123    9,630,791       0.2%
    Xylem, Inc.                              31,203    2,274,699       0.1%
*   YRC Worldwide, Inc.                      20,417      169,869       0.0%
                                                    ------------      ----
Total Industrials                                    766,746,247      16.1%
                                                    ------------      ----
Information Technology -- (13.0%)
#*  3D Systems Corp.                         11,613      116,595       0.0%
*   ACI Worldwide, Inc.                     156,447    3,637,393       0.1%
    Activision Blizzard, Inc.                35,492    2,354,894       0.1%
*   Acxiom Corp.                             96,244    2,500,419       0.1%
*   ADDvantage Technologies Group, Inc.       7,160        9,093       0.0%
    ADTRAN, Inc.                             76,376    1,118,908       0.0%
*   Advanced Energy Industries, Inc.         19,048    1,134,308       0.0%
#*  Advanced Micro Devices, Inc.             43,684      475,282       0.0%
*   Agilysys, Inc.                           36,408      428,886       0.0%
*   Akamai Technologies, Inc.                14,301    1,024,667       0.0%
*   ALJ Regional Holdings, Inc.              26,775       54,889       0.0%
    Alliance Data Systems Corp.               3,994      810,982       0.0%
*   Alpha & Omega Semiconductor, Ltd.        45,919      696,132       0.0%
*   Alphabet, Inc. Class A                   10,540   10,735,833       0.2%
*   Alphabet, Inc. Class C                   11,067   11,258,791       0.2%
#*  Ambarella, Inc.                          28,709    1,337,552       0.0%
    Amdocs, Ltd.                             14,311      962,415       0.0%
    American Software, Inc. Class A          34,705      442,836       0.0%
*   Amkor Technology, Inc.                  450,586    3,730,852       0.1%
    Amphenol Corp. Class A                   24,270    2,031,642       0.1%
*   Amtech Systems, Inc.                     16,793      116,375       0.0%
    Analog Devices, Inc.                     17,100    1,493,685       0.0%
#*  ANGI Homeservices, Inc. Class A          15,392      205,637       0.0%
*   Anixter International, Inc.              60,506    3,563,803       0.1%
*   ANSYS, Inc.                               7,175    1,159,910       0.0%
*   Appfolio, Inc. Class A                    1,201       57,588       0.0%
    Apple, Inc.                             285,245   47,139,589       1.0%
    Applied Materials, Inc.                  70,077    3,480,725       0.1%
#*  Applied Optoelectronics, Inc.             3,292      105,212       0.0%
*   Arista Networks, Inc.                     8,033    2,125,130       0.1%
*   ARRIS International P.L.C.              213,442    5,762,934       0.1%
*   Arrow Electronics, Inc.                  78,718    5,883,383       0.1%
#*  Aspen Technology, Inc.                   13,964    1,225,341       0.0%
    AstroNova, Inc.                           7,311      130,501       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
Information Technology -- (Continued)
#*  Asure Software, Inc.                           15,001 $   227,115       0.0%
*   Autodesk, Inc.                                  4,250     535,075       0.0%
#*  AutoWeb, Inc.                                   8,758      31,967       0.0%
*   Aviat Networks, Inc.                            4,491      73,069       0.0%
#*  Avid Technology, Inc.                          30,790     137,939       0.0%
    Avnet, Inc.                                   109,267   4,286,544       0.1%
    AVX Corp.                                     148,465   2,191,343       0.1%
*   Aware, Inc.                                    18,447      71,943       0.0%
*   Axcelis Technologies, Inc.                     51,440   1,131,680       0.0%
#*  AXT, Inc.                                      67,692     395,998       0.0%
#   Badger Meter, Inc.                             34,968   1,484,392       0.0%
    Bel Fuse, Inc. Class A                          3,300      59,037       0.0%
    Bel Fuse, Inc. Class B                         16,034     310,258       0.0%
#   Belden, Inc.                                   58,917   3,629,287       0.1%
    Benchmark Electronics, Inc.                    89,328   2,349,326       0.1%
#   Black Box Corp.                                33,815      65,939       0.0%
*   Black Knight, Inc.                             46,427   2,258,674       0.1%
#   Blackbaud, Inc.                                12,179   1,278,308       0.0%
*   Blackhawk Network Holdings, Inc.               75,708   3,399,289       0.1%
*   Blucora, Inc.                                  51,074   1,327,924       0.0%
    Booz Allen Hamilton Holding Corp.              20,056     794,819       0.0%
#*  Bottomline Technologies de, Inc.               22,107     873,669       0.0%
    Broadcom, Inc.                                 12,770   2,929,693       0.1%
    Broadridge Financial Solutions, Inc.           21,325   2,286,253       0.1%
#*  BroadVision, Inc.                               4,752      10,692       0.0%
    Brooks Automation, Inc.                       102,978   2,562,093       0.1%
*   BSQUARE Corp.                                  22,217      99,976       0.0%
    CA, Inc.                                       65,881   2,292,659       0.1%
    Cabot Microelectronics Corp.                   32,974   3,345,212       0.1%
*   CACI International, Inc. Class A               36,014   5,439,915       0.1%
*   Cadence Design Systems, Inc.                   32,200   1,289,932       0.0%
*   CalAmp Corp.                                   18,732     369,957       0.0%
*   Calix, Inc.                                    98,723     656,508       0.0%
#*  Carbonite, Inc.                                21,029     654,002       0.0%
*   Cardtronics P.L.C. Class A                     62,007   1,627,684       0.0%
#*  Cars.com, Inc.                                129,991   3,702,144       0.1%
    Cass Information Systems, Inc.                 19,003   1,149,301       0.0%
*   Cavium, Inc.                                   15,050   1,128,900       0.0%
    CCUR Holdings, Inc.                             7,430      38,636       0.0%
    CDW Corp.                                      27,749   1,978,226       0.1%
*   Ceva, Inc.                                     27,549     898,097       0.0%
#*  Ciena Corp.                                   122,365   3,150,899       0.1%
#*  Cirrus Logic, Inc.                            104,368   3,806,301       0.1%
    Cisco Systems, Inc.                           479,871  21,253,487       0.5%
*   Citrix Systems, Inc.                           10,116   1,041,038       0.0%
#*  Clearfield, Inc.                               10,460     127,612       0.0%
    ClearOne, Inc.                                  2,766      17,011       0.0%
#   Cognex Corp.                                   35,708   1,651,495       0.0%
    Cognizant Technology Solutions Corp. Class A   17,852   1,460,651       0.0%
#*  Coherent, Inc.                                  3,708     623,760       0.0%
    Cohu, Inc.                                     45,191     967,087       0.0%
*   CommerceHub, Inc. Series A                      6,504     147,446       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES    VALUE+   OF NET ASSETS**
                                         ------- ---------- ---------------
Information Technology -- (Continued)
*   CommerceHub, Inc. Series C            13,008 $  294,891       0.0%
*   CommScope Holding Co., Inc.           40,238  1,537,896       0.0%
    Communications Systems, Inc.          13,122     46,977       0.0%
*   Computer Task Group, Inc.             19,188    147,172       0.0%
    Comtech Telecommunications Corp.      30,405    930,089       0.0%
#*  Conduent, Inc.                       211,329  4,112,462       0.1%
#*  Control4 Corp.                        32,522    677,758       0.0%
    Convergys Corp.                      127,586  2,980,409       0.1%
*   CoreLogic, Inc.                       46,835  2,318,332       0.1%
    Corning, Inc.                        139,894  3,779,936       0.1%
*   Cray, Inc.                            71,074  1,695,115       0.0%
#*  Cree, Inc.                           168,581  6,291,443       0.1%
    CSG Systems International, Inc.       39,868  1,705,952       0.0%
    CSP, Inc.                              2,269     24,709       0.0%
    CTS Corp.                             64,349  1,927,253       0.1%
*   CUI Global, Inc.                       4,403     12,108       0.0%
#*  CyberOptics Corp.                      7,973    121,588       0.0%
#   Cypress Semiconductor Corp.          242,616  3,537,341       0.1%
    Daktronics, Inc.                      71,052    640,179       0.0%
*   DASAN Zhone Solutions, Inc.           12,740    140,522       0.0%
*   Data I/O Corp.                         3,826     23,989       0.0%
*   Dell Technologies, Inc. Class V       15,562  1,116,885       0.0%
*   Determine, Inc.                          628        911       0.0%
*   DHI Group, Inc.                       88,204    123,486       0.0%
#   Diebold Nixdorf, Inc.                 69,023  1,059,503       0.0%
*   Digi International, Inc.              40,420    464,830       0.0%
*   Diodes, Inc.                          90,579  2,586,030       0.1%
    Dolby Laboratories, Inc. Class A      37,536  2,245,404       0.1%
*   DSP Group, Inc.                       32,163    384,348       0.0%
    DXC Technology Co.                    72,530  7,474,942       0.2%
*   Eastman Kodak Co.                      3,721     18,419       0.0%
*   eBay, Inc.                            38,237  1,448,418       0.0%
#   Ebix, Inc.                            29,521  2,287,877       0.1%
*   EchoStar Corp. Class A                62,434  3,280,282       0.1%
*   Edgewater Technology, Inc.             8,479     48,754       0.0%
#*  Electro Scientific Industries, Inc.   58,356  1,050,408       0.0%
#*  Electronics for Imaging, Inc.         64,928  1,798,506       0.0%
#*  Ellie Mae, Inc.                        2,429    235,297       0.0%
#*  eMagin Corp.                           5,823      9,026       0.0%
#*  Emcore Corp.                          38,308    172,386       0.0%
    Entegris, Inc.                       107,694  3,467,747       0.1%
*   Envestnet, Inc.                        6,540    355,122       0.0%
*   EPAM Systems, Inc.                     9,710  1,110,338       0.0%
*   ePlus, Inc.                           22,973  1,834,394       0.0%
*   Euronet Worldwide, Inc.               17,291  1,350,600       0.0%
*   Evolving Systems, Inc.                 2,350      8,813       0.0%
*   ExlService Holdings, Inc.             48,576  2,808,179       0.1%
*   Extreme Networks, Inc.                50,523    540,596       0.0%
*   F5 Networks, Inc.                      5,100    831,759       0.0%
*   Fabrinet                              68,504  1,932,498       0.1%
*   Fair Isaac Corp.                       7,907  1,369,334       0.0%
*   FARO Technologies, Inc.               26,510  1,338,755       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
Information Technology -- (Continued)
    Fidelity National Information Services, Inc.   23,092 $ 2,193,047       0.1%
#*  Finisar Corp.                                 208,181   3,243,460       0.1%
*   First Solar, Inc.                              68,637   4,867,050       0.1%
#*  Fitbit, Inc. Class A                           62,151     344,938       0.0%
*   FleetCor Technologies, Inc.                     8,593   1,781,157       0.0%
*   Flex, Ltd.                                    137,641   1,789,333       0.0%
    FLIR Systems, Inc.                             62,009   3,320,582       0.1%
*   FormFactor, Inc.                              132,869   1,524,672       0.0%
*   Fortinet, Inc.                                  7,132     394,828       0.0%
*   Frequency Electronics, Inc.                     8,185      72,110       0.0%
#*  Gartner, Inc.                                  12,003   1,455,844       0.0%
    Genpact, Ltd.                                  66,831   2,131,241       0.1%
    Global Payments, Inc.                          25,108   2,838,459       0.1%
    GlobalSCAPE, Inc.                              11,862      44,245       0.0%
#*  Globant SA                                      2,249     101,227       0.0%
*   Glu Mobile, Inc.                              148,793     651,713       0.0%
#*  GrubHub, Inc.                                  18,325   1,853,390       0.0%
*   GSE Systems, Inc.                              26,843      85,898       0.0%
*   GSI Technology, Inc.                           26,474     194,054       0.0%
#*  GTT Communications, Inc.                       42,732   2,053,273       0.1%
#*  Guidewire Software, Inc.                        5,703     482,588       0.0%
    Hackett Group, Inc. (The)                      46,964     761,286       0.0%
#*  Harmonic, Inc.                                180,054     657,197       0.0%
    Hewlett Packard Enterprise Co.                337,868   5,760,649       0.1%
    HP, Inc.                                      122,449   2,631,429       0.1%
*   IAC/InterActiveCorp                             9,305   1,508,713       0.0%
#*  Ichor Holdings, Ltd.                           44,025     972,952       0.0%
*   ID Systems, Inc.                                8,720      59,732       0.0%
*   IEC Electronics Corp.                           7,468      33,009       0.0%
#*  II-VI, Inc.                                    88,557   3,374,022       0.1%
#*  Infinera Corp.                                254,024   2,977,161       0.1%
*   Information Services Group, Inc.                5,290      22,959       0.0%
*   Innodata, Inc.                                 21,458      24,677       0.0%
#*  Inseego Corp.                                  10,566      22,611       0.0%
*   Insight Enterprises, Inc.                      64,391   2,282,661       0.1%
*   Integrated Device Technology, Inc.             42,895   1,193,768       0.0%
    Intel Corp.                                   578,019  29,837,341       0.6%
    InterDigital, Inc.                             66,074   4,919,209       0.1%
#*  Internap Corp.                                 21,245     250,903       0.0%
*   inTEST Corp.                                    8,305      59,796       0.0%
*   Intevac, Inc.                                  29,956     196,212       0.0%
    Intuit, Inc.                                      692     127,875       0.0%
*   IPG Photonics Corp.                            13,262   2,825,204       0.1%
#*  Iteris, Inc.                                   13,000      65,910       0.0%
*   Itron, Inc.                                    54,766   3,581,696       0.1%
#   j2 Global, Inc.                                25,355   2,012,680       0.1%
    Jabil, Inc.                                   259,590   6,905,094       0.2%
    Jack Henry & Associates, Inc.                  12,784   1,527,432       0.0%
    Juniper Networks, Inc.                         86,347   2,123,273       0.1%
*   Kemet Corp.                                   100,050   1,722,861       0.0%
*   Key Tronic Corp.                               11,045      77,646       0.0%
*   Keysight Technologies, Inc.                    30,814   1,592,468       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Information Technology -- (Continued)
*   Kimball Electronics, Inc.                   29,728 $   471,189       0.0%
    KLA-Tencor Corp.                            17,987   1,829,997       0.0%
*   Knowles Corp.                              162,093   2,074,790       0.1%
#*  Kopin Corp.                                 98,852     327,200       0.0%
*   Kulicke & Soffa Industries, Inc.           127,139   2,910,212       0.1%
*   KVH Industries, Inc.                        24,237     256,912       0.0%
    Lam Research Corp.                          16,776   3,104,567       0.1%
#*  Lattice Semiconductor Corp.                169,515     918,771       0.0%
*   Leaf Group, Ltd.                            40,535     297,932       0.0%
    Leidos Holdings, Inc.                       19,844   1,274,580       0.0%
*   LGL Group, Inc. (The)                        2,275      12,490       0.0%
*   Limelight Networks, Inc.                   155,414     801,936       0.0%
*   Liquidity Services, Inc.                    47,322     305,227       0.0%
#   Littelfuse, Inc.                            13,301   2,486,223       0.1%
#   LogMeIn, Inc.                               54,740   6,032,348       0.1%
*   LRAD Corp.                                   5,386      12,711       0.0%
#*  Lumentum Holdings, Inc.                     16,656     840,295       0.0%
*   Luna Innovations, Inc.                      15,206      50,028       0.0%
*   Luxoft Holding, Inc.                         4,935     199,127       0.0%
#*  MACOM Technology Solutions Holdings, Inc.   11,776     195,717       0.0%
#*  MagnaChip Semiconductor Corp.               17,121     160,081       0.0%
#*  Manhattan Associates, Inc.                  20,679     890,438       0.0%
    ManTech International Corp. Class A         46,788   2,764,703       0.1%
    Marchex, Inc. Class B                       50,849     141,360       0.0%
#*  Marin Software, Inc.                         1,125       8,156       0.0%
#   Marvell Technology Group, Ltd.              83,546   1,675,933       0.0%
    Maxim Integrated Products, Inc.             18,551   1,011,029       0.0%
    MAXIMUS, Inc.                               23,622   1,597,556       0.0%
#*  MaxLinear, Inc.                             30,602     683,343       0.0%
#*  Maxwell Technologies, Inc.                  40,563     208,088       0.0%
#*  Meet Group, Inc.(The)                       65,371     155,583       0.0%
#   Mesa Laboratories, Inc.                      4,234     712,625       0.0%
    Methode Electronics, Inc.                   53,978   2,153,722       0.1%
#   Microchip Technology, Inc.                  18,917   1,582,596       0.0%
*   Micron Technology, Inc.                    295,915  13,606,172       0.3%
*   Microsemi Corp.                             60,964   3,943,761       0.1%
    Microsoft Corp.                            278,222  26,019,321       0.6%
*   MicroStrategy, Inc. Class A                 12,085   1,540,354       0.0%
    MKS Instruments, Inc.                       79,909   8,182,682       0.2%
*   MoneyGram International, Inc.               28,228     246,713       0.0%
#   Monolithic Power Systems, Inc.               6,826     799,325       0.0%
    Monotype Imaging Holdings, Inc.             42,079     932,050       0.0%
    Motorola Solutions, Inc.                    14,175   1,556,840       0.0%
#   MTS Systems Corp.                           24,693   1,254,404       0.0%
*   Nanometrics, Inc.                           39,517     980,812       0.0%
*   Napco Security Technologies, Inc.           18,220     194,954       0.0%
    National Instruments Corp.                  35,566   1,454,294       0.0%
*   NCR Corp.                                   38,430   1,182,491       0.0%
#*  NeoPhotonics Corp.                          61,789     317,595       0.0%
    NetApp, Inc.                                35,822   2,385,029       0.1%
*   NETGEAR, Inc.                               55,174   3,051,122       0.1%
#*  Netscout Systems, Inc.                     164,268   4,459,876       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES    VALUE+   OF NET ASSETS**
                                          ------- ---------- ---------------
Information Technology -- (Continued)
    Network-1 Technologies, Inc.            6,962 $   19,382       0.0%
    NIC, Inc.                              27,990    415,651       0.0%
#*  Novanta, Inc.                          31,778  1,868,546       0.1%
*   Nuance Communications, Inc.           181,990  2,678,893       0.1%
    NVE Corp.                               3,647    308,427       0.0%
*   Oclaro, Inc.                          110,869    878,082       0.0%
*   ON Semiconductor Corp.                121,400  2,680,512       0.1%
*   Optical Cable Corp.                     6,626     18,553       0.0%
    Oracle Corp.                          141,867  6,479,066       0.1%
#*  OSI Systems, Inc.                      25,683  1,644,226       0.0%
*   PAR Technology Corp.                   21,188    302,777       0.0%
    Park Electrochemical Corp.             31,762    540,907       0.0%
#*  Paycom Software, Inc.                  15,395  1,758,263       0.0%
*   Paylocity Holding Corp.                 1,942    106,091       0.0%
*   PayPal Holdings, Inc.                  38,237  2,852,863       0.1%
    PC Connection, Inc.                    38,027  1,014,941       0.0%
    PC-Tel, Inc.                           23,419    167,446       0.0%
#*  PCM, Inc.                              19,029    246,426       0.0%
#*  PDF Solutions, Inc.                    39,331    438,541       0.0%
    Pegasystems, Inc.                       8,622    526,373       0.0%
*   Perceptron, Inc.                       16,338    143,611       0.0%
*   Perficient, Inc.                       60,810  1,503,831       0.0%
#*  PFSweb, Inc.                           20,833    193,539       0.0%
*   Photronics, Inc.                      122,169    934,593       0.0%
*   Pixelworks, Inc.                       12,025     51,467       0.0%
    Plantronics, Inc.                      28,633  1,865,440       0.0%
*   Plexus Corp.                           54,278  2,976,606       0.1%
#   Power Integrations, Inc.               33,321  2,259,164       0.1%
*   PRGX Global, Inc.                      28,843    282,661       0.0%
    Progress Software Corp.                53,908  1,990,822       0.1%
*   PTC, Inc.                               4,999    411,668       0.0%
    QAD, Inc. Class A                      13,691    614,726       0.0%
    QAD, Inc. Class B                       2,342     80,658       0.0%
*   Qorvo, Inc.                            18,804  1,267,390       0.0%
    QUALCOMM, Inc.                        140,266  7,154,969       0.2%
*   Qualstar Corp.                          1,082     11,588       0.0%
#*  Qualys, Inc.                            9,699    746,338       0.0%
#*  Quantenna Communications, Inc.          6,500     82,355       0.0%
*   QuinStreet, Inc.                       53,347    599,620       0.0%
*   Qumu Corp.                             10,312     18,974       0.0%
#*  Rambus, Inc.                          154,766  2,089,341       0.1%
*   RealNetworks, Inc.                     74,977    267,668       0.0%
#*  Red Hat, Inc.                           6,300  1,027,278       0.0%
    Reis, Inc.                             15,779    331,359       0.0%
    Relm Wireless Corp.                     7,900     29,981       0.0%
    RF Industries, Ltd.                     7,730     43,675       0.0%
*   Rhythmone P.L.C.                       15,149     49,016       0.0%
*   Ribbon Communications, Inc.           103,536    602,580       0.0%
    Richardson Electronics, Ltd.           15,984    148,172       0.0%
*   Rogers Corp.                           25,642  2,736,001       0.1%
*   Rosetta Stone, Inc.                    23,564    327,775       0.0%
*   Rubicon Project, Inc. (The)             8,318     18,133       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc.                 59,520 $1,508,832       0.0%
*   Sanmina Corp.                             136,798  4,035,541       0.1%
*   ScanSource, Inc.                           46,226  1,585,552       0.0%
    Science Applications International Corp.   10,183    873,600       0.0%
*   Seachange International, Inc.              76,626    241,372       0.0%
#   Seagate Technology P.L.C.                  26,898  1,557,125       0.0%
*   Semtech Corp.                              87,919  3,455,217       0.1%
*   ServiceSource International, Inc.           8,495     32,196       0.0%
#*  Shutterstock, Inc.                          6,356    267,842       0.0%
#*  Sigma Designs, Inc.                        73,217    461,267       0.0%
*   Silicon Laboratories, Inc.                 14,699  1,365,537       0.0%
    Skyworks Solutions, Inc.                   22,122  1,919,305       0.1%
*   SMTC Corp.                                  4,872     11,254       0.0%
*   SolarEdge Technologies, Inc.                1,336     70,340       0.0%
    SS&C Technologies Holdings, Inc.           30,610  1,519,786       0.0%
*   Stamps.com, Inc.                            7,526  1,714,046       0.0%
#*  StarTek, Inc.                              24,601    217,473       0.0%
#*  Steel Connect, Inc.                        90,589    176,649       0.0%
#*  Stratasys, Ltd.                            91,618  1,756,317       0.0%
#*  SunPower Corp.                             12,107    103,273       0.0%
#*  Super Micro Computer, Inc.                 84,135  1,489,189       0.0%
*   Sykes Enterprises, Inc.                    78,760  2,265,138       0.1%
    Symantec Corp.                             52,425  1,456,891       0.0%
#*  Synacor, Inc.                               4,400      7,700       0.0%
#*  Synaptics, Inc.                            57,127  2,486,167       0.1%
#*  Synchronoss Technologies, Inc.             51,098    572,298       0.0%
    SYNNEX Corp.                               48,557  4,863,955       0.1%
*   Synopsys, Inc.                             19,173  1,639,483       0.0%
*   Syntel, Inc.                               26,797    773,897       0.0%
    Systemax, Inc.                             34,554  1,086,032       0.0%
#*  Tableau Software, Inc. Class A              1,500    127,575       0.0%
*   Take-Two Interactive Software, Inc.        20,082  2,002,376       0.1%
    TE Connectivity, Ltd.                      30,720  2,818,560       0.1%
#*  Tech Data Corp.                            51,682  3,940,752       0.1%
*   TechTarget, Inc.                           21,822    454,989       0.0%
*   Telaria, Inc.                              52,689    221,294       0.0%
*   Telenav, Inc.                              66,317    341,533       0.0%
#*  Teradata Corp.                             54,231  2,219,133       0.1%
    Teradyne, Inc.                             35,733  1,163,109       0.0%
    Tessco Technologies, Inc.                  12,033    212,382       0.0%
    TiVo Corp.                                186,876  2,644,295       0.1%
    Total System Services, Inc.                29,867  2,510,620       0.1%
    TransAct Technologies, Inc.                10,316    125,855       0.0%
    Travelport Worldwide, Ltd.                 46,802    802,186       0.0%
#*  Travelzoo                                  15,049    172,311       0.0%
*   Trimble, Inc.                              20,226    699,820       0.0%
*   Trio Tech International                     2,616     14,179       0.0%
    TSR, Inc.                                     722      3,827       0.0%
    TTEC Holdings, Inc.                        43,097  1,379,104       0.0%
#*  TTM Technologies, Inc.                    189,945  2,647,833       0.1%
#*  Tyler Technologies, Inc.                    3,568    781,107       0.0%
#*  Ubiquiti Networks, Inc.                    13,662    973,554       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS**
                                             --------- ------------ ---------------
Information Technology -- (Continued)
#*  Ultimate Software Group, Inc. (The)          1,400 $    335,888       0.0%
*   Ultra Clean Holdings, Inc.                  65,671    1,149,899       0.0%
#*  Unisys Corp.                                16,020      179,424       0.0%
#   Universal Display Corp.                     10,171      895,557       0.0%
*   VASCO Data Security International, Inc.     52,987      821,298       0.0%
#*  Veeco Instruments, Inc.                    103,434    1,598,055       0.0%
*   VeriFone Systems, Inc.                     142,395    3,276,509       0.1%
*   Verint Systems, Inc.                        78,756    3,315,628       0.1%
#*  VeriSign, Inc.                               7,900      927,618       0.0%
    Versum Materials, Inc.                       9,541      335,652       0.0%
#*  ViaSat, Inc.                                36,141    2,312,301       0.1%
#*  Viavi Solutions, Inc.                      264,841    2,502,747       0.1%
*   Virtusa Corp.                               48,284    2,324,392       0.1%
#   Visa, Inc. Class A                          21,030    2,668,286       0.1%
#   Vishay Intertechnology, Inc.               228,200    4,027,730       0.1%
*   Vishay Precision Group, Inc.                19,686      557,114       0.0%
    Wayside Technology Group, Inc.               4,672       64,240       0.0%
*   Web.com Group, Inc.                         75,014    1,395,260       0.0%
    Western Digital Corp.                       43,461    3,424,292       0.1%
#   Western Union Co. (The)                     46,124      910,949       0.0%
#*  WEX, Inc.                                   27,280    4,417,178       0.1%
#*  Wireless Telecom Group, Inc.                 6,719       15,252       0.0%
*   Worldpay, Inc. Class A                      19,002    1,543,342       0.0%
*   Xcerra Corp.                                82,559      997,313       0.0%
    Xerox Corp.                                174,772    5,496,579       0.1%
    Xilinx, Inc.                                22,883    1,470,004       0.0%
*   XO Group, Inc.                              36,454      790,323       0.0%
    Xperi Corp.                                 58,211    1,280,642       0.0%
#*  Yelp, Inc.                                  14,200      636,870       0.0%
*   Zebra Technologies Corp. Class A            16,779    2,262,313       0.1%
*   Zedge, Inc. Class B                         12,737       53,878       0.0%
#*  Zillow Group, Inc. Class A                   7,253      350,828       0.0%
#*  Zillow Group, Inc. Class C                  12,236      593,324       0.0%
*   Zix Corp.                                   45,198      228,250       0.0%
*   Zynga, Inc. Class A                      1,111,619    3,835,086       0.1%
                                                       ------------      ----
Total Information Technology                            686,989,861      14.5%
                                                       ------------      ----
Materials -- (5.0%)
    A Schulman, Inc.                            40,741    1,747,789       0.0%
*   AdvanSix, Inc.                              56,813    2,035,042       0.0%
*   AgroFresh Solutions, Inc.                    3,131       21,667       0.0%
    Air Products & Chemicals, Inc.               7,652    1,241,843       0.0%
#*  AK Steel Holding Corp.                     109,415      502,215       0.0%
#   Albemarle Corp.                             10,551    1,023,025       0.0%
*   Alcoa Corp.                                 84,722    4,337,766       0.1%
#*  Allegheny Technologies, Inc.               146,572    3,894,418       0.1%
*   American Biltrite, Inc.                         22       11,363       0.0%
    American Vanguard Corp.                     53,072    1,143,702       0.0%
#   Ampco-Pittsburgh Corp.                      20,877      205,638       0.0%
    AptarGroup, Inc.                            27,809    2,600,141       0.1%
#   Ashland Global Holdings, Inc.               60,236    3,986,418       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Materials -- (Continued)
    Avery Dennison Corp.                       20,760 $2,175,856       0.1%
*   Axalta Coating Systems, Ltd.               21,782    673,064       0.0%
    Balchem Corp.                              26,488  2,337,301       0.1%
#   Ball Corp.                                 25,400  1,018,286       0.0%
#   Bemis Co., Inc.                            73,038  3,160,354       0.1%
*   Berry Global Group, Inc.                   24,019  1,321,045       0.0%
    Boise Cascade Co.                          63,957  2,660,611       0.1%
    Cabot Corp.                                51,207  2,860,423       0.1%
#   Carpenter Technology Corp.                 83,077  4,424,681       0.1%
    Celanese Corp. Series A                    20,921  2,273,485       0.1%
#*  Century Aluminum Co.                      161,403  2,819,710       0.1%
#   CF Industries Holdings, Inc.               63,952  2,481,338       0.1%
    Chase Corp.                                10,420  1,167,040       0.0%
    Chemours Co. (The)                         13,148    636,495       0.0%
*   Clearwater Paper Corp.                     29,490    697,439       0.0%
#*  Cleveland-Cliffs, Inc.                    125,505    931,247       0.0%
*   Coeur Mining, Inc.                        315,384  2,387,457       0.1%
    Commercial Metals Co.                     217,110  4,561,481       0.1%
#   Compass Minerals International, Inc.       51,723  3,480,958       0.1%
*   Contango ORE, Inc.                          1,008     24,575       0.0%
    Core Molding Technologies, Inc.            11,901    184,466       0.0%
*   Crown Holdings, Inc.                        6,500    323,960       0.0%
    Domtar Corp.                              117,520  5,159,128       0.1%
    DowDuPont, Inc.                           107,961  6,827,454       0.2%
    Eagle Materials, Inc.                      26,397  2,612,247       0.1%
    Eastman Chemical Co.                       32,930  3,361,494       0.1%
    Ecolab, Inc.                                9,795  1,418,022       0.0%
*   Ferro Corp.                                83,574  1,839,464       0.0%
*   Ferroglobe P.L.C.                         206,602  2,334,603       0.1%
#*  Flotek Industries, Inc.                    94,438    337,144       0.0%
    FMC Corp.                                  14,998  1,195,791       0.0%
    Freeport-McMoRan, Inc.                    281,466  4,281,098       0.1%
    Friedman Industries, Inc.                  10,403     63,978       0.0%
    FutureFuel Corp.                           60,794    711,290       0.0%
*   GCP Applied Technologies, Inc.             83,770  2,400,010       0.1%
    Gold Resource Corp.                        44,250    224,348       0.0%
    Graphic Packaging Holding Co.             252,443  3,609,935       0.1%
    Greif, Inc. Class A                        46,710  2,733,469       0.1%
    Greif, Inc. Class B                         9,068    570,831       0.0%
    Hawkins, Inc.                              16,847    547,528       0.0%
#   Haynes International, Inc.                 21,289    890,093       0.0%
#   HB Fuller Co.                              78,151  3,866,130       0.1%
#   Hecla Mining Co.                          690,741  2,645,538       0.1%
    Huntsman Corp.                            223,127  6,642,491       0.1%
*   Ingevity Corp.                             19,251  1,479,054       0.0%
    Innophos Holdings, Inc.                    34,450  1,425,541       0.0%
    Innospec, Inc.                             36,126  2,626,360       0.1%
    International Flavors & Fragrances, Inc.    5,882    830,891       0.0%
    International Paper Co.                    34,967  1,802,899       0.0%
#*  Intrepid Potash, Inc.                     158,883    719,740       0.0%
    Kaiser Aluminum Corp.                      21,204  2,089,442       0.1%
    KapStone Paper and Packaging Corp.        165,613  5,700,399       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES    VALUE+   OF NET ASSETS**
                                               ------- ---------- ---------------
Materials -- (Continued)
    KMG Chemicals, Inc.                         22,235 $1,367,230       0.0%
*   Koppers Holdings, Inc.                      25,873  1,133,237       0.0%
*   Kraton Corp.                                65,250  2,979,967       0.1%
#   Kronos Worldwide, Inc.                      48,956  1,127,946       0.0%
    Louisiana-Pacific Corp.                    108,144  3,063,720       0.1%
#*  LSB Industries, Inc.                        41,518    229,595       0.0%
    LyondellBasell Industries NV Class A        11,014  1,164,510       0.0%
#   Martin Marietta Materials, Inc.              9,888  1,925,886       0.0%
    Materion Corp.                              41,770  2,119,827       0.1%
#   McEwen Mining, Inc.                        189,521    394,204       0.0%
    Mercer International, Inc.                 113,545  1,521,503       0.0%
    Minerals Technologies, Inc.                 53,485  3,693,139       0.1%
    Monsanto Co.                                 9,533  1,195,152       0.0%
    Mosaic Co. (The)                           156,646  4,221,610       0.1%
    Myers Industries, Inc.                      62,972  1,467,248       0.0%
    Neenah, Inc.                                28,287  2,206,386       0.1%
#   NewMarket Corp.                              1,937    735,188       0.0%
    Newmont Mining Corp.                       155,429  6,106,805       0.1%
    Northern Technologies International Corp.    3,755    112,087       0.0%
#   Nucor Corp.                                 55,655  3,429,461       0.1%
    Olin Corp.                                 184,349  5,565,496       0.1%
    Olympic Steel, Inc.                         23,685    555,413       0.0%
*   OMNOVA Solutions, Inc.                      93,009  1,013,798       0.0%
#*  Owens-Illinois, Inc.                        55,970  1,137,870       0.0%
    Packaging Corp. of America                  21,650  2,504,688       0.1%
    PH Glatfelter Co.                           69,980  1,461,882       0.0%
#*  Platform Specialty Products Corp.          429,625  4,326,324       0.1%
    PolyOne Corp.                               38,302  1,602,939       0.0%
#   PPG Industries, Inc.                         7,652    810,194       0.0%
    Quaker Chemical Corp.                       13,002  1,911,164       0.0%
    Rayonier Advanced Materials, Inc.           73,211  1,566,715       0.0%
    Reliance Steel & Aluminum Co.               96,442  8,479,181       0.2%
*   Resolute Forest Products, Inc.              34,903    345,540       0.0%
#   Royal Gold, Inc.                            48,449  4,302,271       0.1%
#   RPM International, Inc.                     21,508  1,038,836       0.0%
#*  Ryerson Holding Corp.                       13,533    136,007       0.0%
    Schnitzer Steel Industries, Inc. Class A    60,296  1,775,717       0.0%
    Schweitzer-Mauduit International, Inc.      49,516  1,932,609       0.0%
#   Scotts Miracle-Gro Co. (The)                10,869    908,431       0.0%
#   Sealed Air Corp.                            36,593  1,604,603       0.0%
    Sensient Technologies Corp.                 17,562  1,170,507       0.0%
    Silgan Holdings, Inc.                       41,533  1,165,831       0.0%
    Sonoco Products Co.                         76,353  3,921,490       0.1%
#   Southern Copper Corp.                          800     42,248       0.0%
    Steel Dynamics, Inc.                        53,925  2,416,379       0.1%
    Stepan Co.                                  37,169  2,613,724       0.1%
#*  Summit Materials, Inc. Class A             111,413  3,135,162       0.1%
*   SunCoke Energy, Inc.                       143,623  1,650,228       0.0%
    Synalloy Corp.                               9,826    169,499       0.0%
#   Tecnoglass, Inc.                             4,328     36,745       0.0%
#*  TimkenSteel Corp.                           88,527  1,486,368       0.0%
*   Trecora Resources                           31,420    406,889       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                 SHARES      VALUE+    OF NET ASSETS**
                                                --------- ------------ ---------------
Materials -- (Continued)
    Tredegar Corp.                                 39,626 $    697,418       0.0%
    Trinseo SA                                     14,288    1,042,310       0.0%
    Tronox, Ltd. Class A                          128,038    2,199,693       0.1%
*   UFP Technologies, Inc.                          5,712      189,924       0.0%
    United States Lime & Minerals, Inc.             7,942      593,426       0.0%
#   United States Steel Corp.                      71,718    2,426,220       0.1%
*   Universal Stainless & Alloy Products, Inc.     10,431      306,046       0.0%
#*  US Concrete, Inc.                              11,663      681,702       0.0%
#   Valhi, Inc.                                    15,640      129,812       0.0%
#   Valvoline, Inc.                                50,527    1,024,688       0.0%
*   Verso Corp. Class A                            35,778      646,151       0.0%
#   Vulcan Materials Co.                           17,482    1,952,565       0.0%
    Westlake Chemical Corp.                        20,570    2,200,373       0.1%
    WestRock Co.                                  125,687    7,435,643       0.2%
    Worthington Industries, Inc.                   99,065    4,411,364       0.1%
    WR Grace & Co.                                 11,437      782,748       0.0%
                                                          ------------       ---
Total Materials                                            264,408,243       5.6%
                                                          ------------       ---
Real Estate -- (0.5%)
    Alexander & Baldwin, Inc.                     119,691    2,740,924       0.1%
*   Altisource Asset Management Corp.               1,120       73,920       0.0%
#*  Altisource Portfolio Solutions SA               3,002       82,195       0.0%
    Capital Properties, Inc. Class A                  308        4,478       0.0%
*   CBRE Group, Inc. Class A                       27,643    1,252,504       0.0%
    CKX Lands, Inc.                                   465        4,836       0.0%
#   Consolidated-Tomoka Land Co.                    8,853      544,637       0.0%
#*  Forestar Group, Inc.                            5,420      118,156       0.0%
*   FRP Holdings, Inc.                             12,520      719,900       0.0%
    Griffin Industrial Realty, Inc.                 5,473      203,048       0.0%
#   HFF, Inc. Class A                              21,209      745,284       0.0%
*   Howard Hughes Corp. (The)                      26,779    3,623,199       0.1%
*   InterGroup Corp. (The)                            235        5,993       0.0%
    Jones Lang LaSalle, Inc.                       10,789    1,828,843       0.1%
#   Kennedy-Wilson Holdings, Inc.                 232,692    4,409,513       0.1%
#*  Marcus & Millichap, Inc.                       40,486    1,383,002       0.0%
*   Maui Land & Pineapple Co., Inc.                 4,186       44,581       0.0%
    PotlatchDeltic Corp.                            9,990      517,981       0.0%
*   Rafael Holdings, Inc. Class B                  20,949      171,782       0.0%
    RE/MAX Holdings, Inc. Class A                  24,818    1,343,895       0.0%
#   Realogy Holdings Corp.                         96,438    2,392,627       0.1%
#*  St Joe Co. (The)                               76,556    1,320,591       0.0%
*   Stratus Properties, Inc.                       11,167      348,969       0.0%
#*  Tejon Ranch Co.                                47,810    1,163,217       0.0%
*   Trinity Place Holdings, Inc.                    6,344       41,553       0.0%
                                                          ------------       ---
Total Real Estate                                           25,085,628       0.5%
                                                          ------------       ---
Telecommunication Services -- (1.9%)
*   Alaska Communications Systems Group, Inc.      50,997       74,966       0.0%
    AT&T, Inc.                                  1,702,949   55,686,432       1.2%
    ATN International, Inc.                        28,678    1,519,934       0.0%
*   Boingo Wireless, Inc.                          49,673    1,165,328       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                                ------- ------------ ---------------
Telecommunication Services -- (Continued)
#   CenturyLink, Inc.                           301,022 $  5,592,989       0.1%
#*  Cincinnati Bell, Inc.                        25,571      387,401       0.0%
#   Cogent Communications Holdings, Inc.         22,981    1,083,554       0.0%
#   Consolidated Communications Holdings, Inc.  133,965    1,513,804       0.0%
#   Frontier Communications Corp.                41,246      342,342       0.0%
*   Hawaiian Telcom Holdco, Inc.                  3,159       86,051       0.0%
#   IDT Corp. Class B                            41,899      227,093       0.0%
#*  Iridium Communications, Inc.                 78,908      939,005       0.0%
*   ORBCOMM, Inc.                                96,120      867,002       0.0%
#   Shenandoah Telecommunications Co.            92,702    3,499,500       0.1%
    Spok Holdings, Inc.                          38,274      570,283       0.0%
#*  Sprint Corp.                                293,495    1,646,507       0.1%
*   T-Mobile US, Inc.                            55,466    3,356,248       0.1%
    Telephone & Data Systems, Inc.              167,221    4,570,150       0.1%
*   United States Cellular Corp.                 33,645    1,331,333       0.0%
    Verizon Communications, Inc.                270,126   13,330,718       0.3%
*   Vonage Holdings Corp.                       263,850    2,949,843       0.1%
#   Windstream Holdings, Inc.                   170,122      263,689       0.0%
#*  Zayo Group Holdings, Inc.                    17,274      627,046       0.0%
                                                        ------------       ---
Total Telecommunication Services                         101,631,218       2.1%
                                                        ------------       ---
Utilities -- (0.9%)
#   AES Corp.                                    68,477      838,158       0.0%
    ALLETE, Inc.                                  8,815      673,554       0.0%
#   Alliant Energy Corp.                            106        4,553       0.0%
    American States Water Co.                    15,179      845,774       0.0%
#   Aqua America, Inc.                           21,570      758,186       0.0%
    Artesian Resources Corp. Class A              5,487      210,152       0.0%
    Atlantica Yield PLC                          42,696      857,763       0.0%
    Atmos Energy Corp.                           12,334    1,071,701       0.1%
    Avangrid, Inc.                               12,994      684,914       0.0%
    Avista Corp.                                 20,799    1,078,636       0.1%
#   Black Hills Corp.                            24,246    1,374,263       0.1%
    California Water Service Group               22,593      875,479       0.0%
    Chesapeake Utilities Corp.                    8,754      665,304       0.0%
    CMS Energy Corp.                             17,300      816,387       0.0%
    Connecticut Water Service, Inc.               7,188      488,784       0.0%
    Consolidated Water Co., Ltd.                 17,333      245,262       0.0%
#   El Paso Electric Co.                         18,380      938,299       0.0%
    Eversource Energy                            15,733      947,913       0.0%
    Genie Energy, Ltd. Class B                   24,408      101,537       0.0%
    Great Plains Energy, Inc.                    24,561      803,882       0.0%
    Hawaiian Electric Industries, Inc.           23,207      805,051       0.0%
    IDACORP, Inc.                                 9,260      861,180       0.0%
    MDU Resources Group, Inc.                    24,565      691,996       0.0%
    MGE Energy, Inc.                             14,929      866,628       0.0%
    Middlesex Water Co.                          10,118      421,516       0.0%
#   National Fuel Gas Co.                        11,930      612,606       0.0%
#   New Jersey Resources Corp.                   18,806      777,628       0.0%
#   NiSource, Inc.                               34,403      839,089       0.0%
    Northwest Natural Gas Co.                    12,738      780,839       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                             SHARES       VALUE+     OF NET ASSETS**
                                                                           ---------- -------------- ---------------
Utilities -- (Continued)
            NorthWestern Corp.                                                 22,368 $    1,228,898        0.1%
            NRG Energy, Inc.                                                   74,516      2,309,996        0.1%
#           NRG Yield, Inc. Class A                                             5,203         91,625        0.0%
#           NRG Yield, Inc. Class C                                            10,067        179,193        0.0%
            OGE Energy Corp.                                                   16,299        535,748        0.0%
            ONE Gas, Inc.                                                      11,667        813,423        0.0%
#           Ormat Technologies, Inc.                                           70,166      4,062,611        0.1%
            Otter Tail Corp.                                                   17,943        786,801        0.0%
#           Pattern Energy Group, Inc. Class A                                 43,434        789,630        0.0%
            Pinnacle West Capital Corp.                                         7,400        595,700        0.0%
            PNM Resources, Inc.                                                35,020      1,388,543        0.1%
            Portland General Electric Co.                                      16,898        717,827        0.0%
*           Pure Cycle Corp.                                                    1,800         16,110        0.0%
            RGC Resources, Inc.                                                 1,025         26,548        0.0%
            SJW Corp.                                                          12,353        746,739        0.0%
#           South Jersey Industries, Inc.                                      34,017      1,051,125        0.1%
            Southwest Gas Holdings, Inc.                                       11,066        807,707        0.0%
#           Spark Energy, Inc. Class A                                          2,524         31,424        0.0%
#           Spire, Inc.                                                         9,628        694,660        0.0%
            UGI Corp.                                                          26,511      1,282,867        0.1%
            Unitil Corp.                                                        9,001        437,359        0.0%
            Vectren Corp.                                                      12,520        879,780        0.0%
*           Vistra Energy Corp.                                               164,100      3,749,685        0.1%
            WEC Energy Group, Inc.                                              7,951        511,090        0.0%
            Westar Energy, Inc.                                                13,846        750,176        0.0%
            WGL Holdings, Inc.                                                 11,496        978,310        0.0%
            York Water Co. (The)                                                7,798        251,096        0.0%
                                                                                      --------------      -----
Total Utilities                                                                           46,651,705        1.0%
                                                                                      --------------      -----
TOTAL COMMON STOCKS                                                                    4,711,711,239       99.2%
                                                                                      --------------      -----
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
            GCI Liberty, Inc., 5.000%                                          14,980        354,876        0.0%
                                                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Dyax Corp. Contingent Value Rights                                  6,160         20,759        0.0%
(degrees)*  Media General, Inc. Contingent Value Rights                        38,825          3,883        0.0%
                                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                                         24,642        0.0%
                                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                                            4,712,090,757
                                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
            State Street Institutional U.S. Government Money Market Fund,
              1.630%                                                       42,523,470     42,523,470        0.9%
                                                                                      --------------      -----
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@        DFA Short Term Investment Fund                                 43,975,305    508,794,277       10.7%
                                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,693,793,226)                                   $5,263,408,504      110.8%
                                                                                      ==============      =====

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                       UNREALIZED
                        NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------             --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index     273     06/15/18  $37,192,248 $36,131,550  $(1,060,698)
                                             ----------- -----------  -----------
TOTAL FUTURES CONTRACTS                      $37,192,248 $36,131,550  $(1,060,698)
                                             =========== ===========  ===========

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  662,328,860            --   --    $  662,328,860
   Consumer Staples                182,007,019            --   --       182,007,019
   Energy                          382,339,559            --   --       382,339,559
   Financials                    1,200,951,541  $     24,073   --     1,200,975,614
   Health Care                     392,547,285            --   --       392,547,285
   Industrials                     766,746,247            --   --       766,746,247
   Information Technology          686,989,861            --   --       686,989,861
   Materials                       264,408,243            --   --       264,408,243
   Real Estate                      25,085,628            --   --        25,085,628
   Telecommunication Services      101,631,218            --   --       101,631,218
   Utilities                        46,651,705            --   --        46,651,705
Preferred Stocks
   Consumer Discretionary              354,876            --   --           354,876
Rights/Warrants                             --        24,642   --            24,642
Temporary Cash Investments          42,523,470            --   --        42,523,470
Securities Lending Collateral               --   508,794,277   --       508,794,277
Futures Contracts**                 (1,060,698)           --   --        (1,060,698)
                                --------------  ------------   --    --------------
TOTAL                           $4,753,504,814  $508,842,992   --    $5,262,347,806
                                ==============  ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (84.0%)
Consumer Discretionary -- (13.8%)
*   1-800-Flowers.com, Inc. Class A                                583,031 $ 7,404,494       0.1%
    A.H. Belo Corp. Class A                                        164,459     920,970       0.0%
    Aaron's, Inc.                                                  700,119  29,243,971       0.2%
#   Abercrombie & Fitch Co. Class A                                595,618  15,259,733       0.1%
#   Acushnet Holdings Corp.                                         19,181     463,413       0.0%
#*  Adtalem Global Education, Inc.                                 597,204  28,426,910       0.2%
#   AMC Entertainment Holdings, Inc. Class A                       318,209   5,552,747       0.0%
#*  AMC Networks, Inc. Class A                                     163,448   8,499,296       0.1%
    AMCON Distributing Co.                                           2,621     240,673       0.0%
*   America's Car-Mart, Inc.                                       120,951   6,446,688       0.0%
#*  American Axle & Manufacturing Holdings, Inc.                 1,161,467  17,816,904       0.1%
    American Eagle Outfitters, Inc.                              1,963,139  40,597,715       0.2%
#*  American Outdoor Brands Corp.                                  497,461   5,472,071       0.0%
*   American Public Education, Inc.                                174,784   7,043,795       0.0%
#   Ark Restaurants Corp.                                           17,486     426,658       0.0%
#*  Asbury Automotive Group, Inc.                                  226,769  15,204,861       0.1%
#*  Ascena Retail Group, Inc.                                    1,888,176   4,191,751       0.0%
#*  Ascent Capital Group, Inc. Class A                             121,664     420,957       0.0%
#*  At Home Group, Inc.                                             24,543     863,668       0.0%
#*  AV Homes, Inc.                                                 104,812   1,745,120       0.0%
*   Ballantyne Strong, Inc.                                        110,980     527,166       0.0%
#*  Barnes & Noble Education, Inc.                                 468,330   3,367,293       0.0%
#   Barnes & Noble, Inc.                                           674,286   3,742,287       0.0%
#   Bassett Furniture Industries, Inc.                             146,538   4,256,929       0.0%
    BBX Capital Corp.                                              109,021   1,088,030       0.0%
#   Beasley Broadcast Group, Inc. Class A                           74,299     843,294       0.0%
*   Beazer Homes USA, Inc.                                          54,209     795,788       0.0%
#   Bed Bath & Beyond, Inc.                                      1,320,290  23,052,263       0.1%
#*  Belmond, Ltd. Class A                                          843,645   9,027,001       0.1%
#   Big 5 Sporting Goods Corp.                                     214,163   1,798,969       0.0%
#   Big Lots, Inc.                                                 525,876  22,323,436       0.1%
#*  Biglari Holdings, Inc.                                           1,768     605,116       0.0%
#   BJ's Restaurants, Inc.                                         269,487  15,050,849       0.1%
#   Bloomin' Brands, Inc.                                        1,185,005  28,037,218       0.2%
#*  Blue Apron Holdings, Inc.                                       12,700      26,543       0.0%
#*  Bojangles', Inc.                                               273,089   4,028,063       0.0%
#*  Boot Barn Holdings, Inc.                                       298,321   5,838,142       0.0%
#   Bowl America, Inc. Class A                                      10,705     160,682       0.0%
*   Bravo Brio Restaurant Group, Inc.                              163,642     654,568       0.0%
*   Bridgepoint Education, Inc.                                    397,546   2,321,669       0.0%
#   Brinker International, Inc.                                    651,847  28,414,011       0.2%
#   Buckle, Inc. (The)                                             222,432   5,127,058       0.0%
#*  Build-A-Bear Workshop, Inc.                                    147,492   1,342,177       0.0%
#   Cable One, Inc.                                                 15,847  10,064,747       0.1%
#   Caleres, Inc.                                                  456,717  14,948,347       0.1%
#   Callaway Golf Co.                                            1,329,969  22,955,265       0.1%
*   Cambium Learning Group, Inc.                                   451,290   4,576,081       0.0%
    Capella Education Co.                                          114,617  10,516,110       0.1%
*   Career Education Corp.                                       1,239,694  16,078,831       0.1%
#   Carriage Services, Inc.                                        229,906   5,984,453       0.0%
*   Carrols Restaurant Group, Inc.                                 634,378   6,534,093       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                       SHARES     VALUE+    OF NET ASSETS**
                                                      --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Cato Corp. (The) Class A                            214,548 $ 3,477,823       0.0%
#*  Cavco Industries, Inc.                              100,660  17,147,431       0.1%
#*  Central European Media Enterprises, Ltd. Class A    115,101     489,179       0.0%
*   Century Casinos, Inc.                                26,257     201,654       0.0%
*   Century Communities, Inc.                           218,781   6,727,516       0.0%
#   Cheesecake Factory, Inc. (The)                      512,386  26,618,453       0.2%
*   Cherokee, Inc.                                      112,787      81,319       0.0%
#   Chico's FAS, Inc.                                 1,222,019  12,134,649       0.1%
#   Children's Place, Inc. (The)                        265,406  33,852,535       0.2%
#   Choice Hotels International, Inc.                   429,807  34,406,050       0.2%
#*  Christopher & Banks Corp.                           187,401     198,645       0.0%
    Churchill Downs, Inc.                                33,036   9,071,686       0.1%
#*  Chuy's Holdings, Inc.                               263,761   7,543,565       0.1%
    Citi Trends, Inc.                                   153,193   4,692,302       0.0%
#*  Clarus Corp.                                         32,219     230,366       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A        175,036     840,173       0.0%
#   Collectors Universe, Inc.                           119,073   1,865,874       0.0%
#*  Conn's, Inc.                                        214,036   5,457,918       0.0%
#   Cooper Tire & Rubber Co.                            862,527  21,088,785       0.1%
*   Cooper-Standard Holdings, Inc.                      175,578  21,736,556       0.1%
#   Core-Mark Holding Co., Inc.                         473,294   9,754,589       0.1%
#   Cracker Barrel Old Country Store, Inc.              153,415  25,250,575       0.2%
#*  Crocs, Inc.                                         968,247  15,298,303       0.1%
    Crown Crafts, Inc.                                    1,939      11,440       0.0%
    CSS Industries, Inc.                                 38,520     657,151       0.0%
    Culp, Inc.                                          149,811   4,426,915       0.0%
#*  Daily Journal Corp.                                     951     215,449       0.0%
    Dana, Inc.                                        1,347,447  31,974,917       0.2%
#*  Dave & Buster's Entertainment, Inc.                 399,387  16,969,954       0.1%
#*  Deckers Outdoor Corp.                               639,202  59,611,979       0.4%
*   Del Frisco's Restaurant Group, Inc.                 193,518   3,076,936       0.0%
*   Del Taco Restaurants, Inc.                          359,063   4,007,143       0.0%
#*  Delta Apparel, Inc.                                  15,317     277,085       0.0%
#*  Denny's Corp.                                       901,283  15,781,465       0.1%
#*  Destination Maternity Corp.                          83,535     237,239       0.0%
#*  Destination XL Group, Inc.                          410,408     697,694       0.0%
#   Dick's Sporting Goods, Inc.                         857,417  28,371,929       0.2%
#   Dillard's, Inc. Class A                              24,154   1,800,681       0.0%
#   Dine Brands Global, Inc.                            135,222  10,728,513       0.1%
*   Diversified Restaurant Holdings, Inc.                71,874      94,874       0.0%
*   Dixie Group, Inc. (The)                             110,009     330,027       0.0%
#*  Dorman Products, Inc.                               327,586  21,050,676       0.1%
    Dover Motorsports, Inc.                              56,312     115,440       0.0%
#*  Drive Shack, Inc.                                   506,305   2,749,236       0.0%
#   DSW, Inc. Class A                                   638,801  14,245,262       0.1%
#*  Duluth Holdings, Inc. Class B                        45,884     796,087       0.0%
#*  Educational Development Corp.                        20,890     507,627       0.0%
#*  El Pollo Loco Holdings, Inc.                        175,858   1,758,580       0.0%
#*  Eldorado Resorts, Inc.                               89,636   3,630,258       0.0%
*   Emerson Radio Corp.                                 112,976     164,945       0.0%
*   Emmis Communications Corp. Class A                   22,271     101,556       0.0%
#   Entercom Communications Corp. Class A               165,463   1,679,449       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                               --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Entravision Communications Corp. Class A     817,934 $ 3,803,393       0.0%
#   Escalade, Inc.                                43,648     578,336       0.0%
#   Ethan Allen Interiors, Inc.                  319,833   7,052,318       0.0%
#*  EVINE Live, Inc.                              28,126      32,626       0.0%
#   EW Scripps Co. (The) Class A                 697,524   7,763,442       0.1%
#*  Express, Inc.                                740,462   5,805,222       0.0%
    Extended Stay America, Inc.                  216,064   4,230,533       0.0%
#*  Famous Dave's of America, Inc.                49,193     403,383       0.0%
#*  Fiesta Restaurant Group, Inc.                459,810   9,656,010       0.1%
#   Finish Line, Inc. (The) Class A              267,025   3,623,529       0.0%
#*  Five Below, Inc.                             539,274  38,078,137       0.2%
    Flanigan's Enterprises, Inc.                   5,380     134,231       0.0%
#   Flexsteel Industries, Inc.                    55,601   2,038,333       0.0%
#*  Fluent, Inc.                                   6,124      16,841       0.0%
#*  Forward Industries, Inc.                       5,809       8,307       0.0%
#*  Fossil Group, Inc.                           189,884   2,838,766       0.0%
#*  Fox Factory Holding Corp.                    375,497  12,485,275       0.1%
#*  Francesca's Holdings Corp.                   436,504   2,160,695       0.0%
#   Fred's, Inc. Class A                         281,696     674,662       0.0%
#*  FTD Cos., Inc.                               341,301   2,197,978       0.0%
*   Full House Resorts, Inc.                       1,337       4,319       0.0%
#*  G-III Apparel Group, Ltd.                    467,373  17,054,441       0.1%
#*  Gaia, Inc.                                    73,519   1,113,813       0.0%
#   GameStop Corp. Class A                       966,760  13,196,274       0.1%
#   Gannett Co., Inc.                          1,001,861   9,687,996       0.1%
#*  GCI Liberty, Inc. Class A                    256,634  11,445,876       0.1%
#*  Genesco, Inc.                                217,188   9,284,787       0.1%
#*  Gentherm, Inc.                               360,997  12,201,699       0.1%
*   Good Times Restaurants, Inc.                   1,862       6,052       0.0%
    Graham Holdings Co. Class B                   31,518  19,006,930       0.1%
#*  Grand Canyon Education, Inc.                 314,370  32,691,336       0.2%
#*  Gray Television, Inc.                        704,533   7,961,223       0.1%
*   Gray Television, Inc. Class A                 25,939     259,390       0.0%
*   Green Brick Partners, Inc.                    43,345     437,785       0.0%
#   Group 1 Automotive, Inc.                     195,046  12,746,256       0.1%
#*  Groupon, Inc.                              1,638,808   7,604,069       0.1%
#   Guess?, Inc.                                 677,489  15,778,719       0.1%
#*  Habit Restaurants, Inc. (The) Class A        187,052   1,889,225       0.0%
#   Hamilton Beach Brands Holding Co. Class A     93,778   2,086,560       0.0%
*   Harte-Hanks, Inc.                             41,173     362,734       0.0%
#   Haverty Furniture Cos., Inc.                 166,569   3,023,227       0.0%
    Haverty Furniture Cos., Inc. Class A           3,785      68,792       0.0%
*   Helen of Troy, Ltd.                          336,806  30,026,255       0.2%
#*  Hemisphere Media Group, Inc.                  39,494     430,485       0.0%
#*  Hibbett Sports, Inc.                         239,331   6,509,803       0.0%
#   Hooker Furniture Corp.                       107,345   4,052,274       0.0%
#*  Horizon Global Corp.                         383,815   2,867,098       0.0%
*   Houghton Mifflin Harcourt Co.              1,118,200   7,603,760       0.1%
#*  Hovnanian Enterprises, Inc. Class A        1,077,556   2,165,888       0.0%
#*  Iconix Brand Group, Inc.                     709,292     575,023       0.0%
    ILG, Inc.                                  1,237,829  42,247,104       0.3%
#*  IMAX Corp.                                   233,853   5,425,390       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                         SHARES     VALUE+    OF NET ASSETS**
                                                        --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*           Insignia Systems, Inc.                         11,674 $    25,216       0.0%
#*          Inspired Entertainment, Inc.                    8,644      43,220       0.0%
#*          Installed Building Products, Inc.             263,448  15,200,950       0.1%
#*          iRobot Corp.                                  268,408  15,664,291       0.1%
*           J Alexander's Holdings, Inc.                   31,599     377,608       0.0%
*           J. Jill, Inc.                                  13,919      71,126       0.0%
            Jack in the Box, Inc.                         370,646  33,246,946       0.2%
#*          JAKKS Pacific, Inc.                            62,792     147,561       0.0%
#*          Jamba, Inc.                                    45,801     431,445       0.0%
#*          JC Penney Co., Inc.                           873,850   2,542,903       0.0%
            John Wiley & Sons, Inc. Class A               463,517  30,568,946       0.2%
            Johnson Outdoors, Inc. Class A                 56,289   3,645,276       0.0%
*           K12, Inc.                                     408,673   6,252,697       0.0%
            KB Home                                       789,060  20,949,543       0.1%
*           Kirkland's, Inc.                              146,355   1,549,899       0.0%
#*          Kona Grill, Inc.                               90,914     154,554       0.0%
*           Koss Corp.                                        921       1,695       0.0%
#*          La Quinta Holdings, Inc.                    1,055,583  20,626,092       0.1%
#           La-Z-Boy, Inc.                                524,869  15,116,227       0.1%
*           Lakeland Industries, Inc.                      63,116     817,352       0.0%
#*          Laureate Education, Inc. Class A               23,010     324,901       0.0%
(degrees)*  Lazare Kaplan International, Inc.               9,600       1,350       0.0%
            LCI Industries                                238,699  22,748,015       0.1%
#*          LGI Homes, Inc.                                 7,986     552,631       0.0%
#           Libbey, Inc.                                  455,934   2,607,942       0.0%
*           Liberty Expedia Holdings, Inc. Class A         89,181   3,638,585       0.0%
#*          Liberty Latin America, Ltd. Class A             8,803     161,975       0.0%
#*          Liberty Latin America, Ltd. Class C             9,728     175,688       0.0%
#           Liberty Tax, Inc.                              52,735     543,171       0.0%
*           Liberty TripAdvisor Holdings, Inc. Class A    725,670   6,676,164       0.0%
            Lifetime Brands, Inc.                          98,745   1,175,065       0.0%
*           Lindblad Expeditions Holdings, Inc.           141,726   1,551,900       0.0%
#           Lithia Motors, Inc. Class A                   254,114  24,359,368       0.1%
*           Live Ventures, Inc.                             1,158      15,621       0.0%
*           Luby's, Inc.                                  247,827     639,394       0.0%
*           M/I Homes, Inc.                               186,382   5,680,923       0.0%
*           Malibu Boats, Inc. Class A                    258,480   8,710,776       0.1%
            Marcus Corp. (The)                            120,497   3,590,811       0.0%
#           Marine Products Corp.                         131,611   1,996,539       0.0%
#*          MarineMax, Inc.                               254,198   5,490,677       0.0%
#           Marriott Vacations Worldwide Corp.            284,602  34,895,051       0.2%
*           MCBC Holdings, Inc.                           123,757   2,970,168       0.0%
#*          McClatchy Co. (The) Class A                    78,549     741,503       0.0%
#           MDC Holdings, Inc.                            425,327  12,338,736       0.1%
#           Meredith Corp.                                469,482  24,319,168       0.1%
*           Meritage Homes Corp.                          317,248  14,117,536       0.1%
*           Michaels Cos., Inc. (The)                     563,084  10,484,624       0.1%
*           Modine Manufacturing Co.                      422,110   7,260,292       0.1%
*           Monarch Casino & Resort, Inc.                  25,809   1,101,012       0.0%
#           Monro, Inc.                                   320,497  17,931,807       0.1%
#*          Motorcar Parts of America, Inc.               265,111   5,047,713       0.0%
#           Movado Group, Inc.                            117,120   4,620,384       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                           --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  MSG Networks, Inc. Class A               760,126 $15,582,583       0.1%
#*  Murphy USA, Inc.                         413,646  25,881,830       0.2%
    Nathan's Famous, Inc.                     60,440   4,953,058       0.0%
#   National CineMedia, Inc.                 821,022   4,696,246       0.0%
*   Nautilus, Inc.                           638,083   9,284,108       0.1%
*   New Home Co., Inc. (The)                  34,604     345,348       0.0%
#   New Media Investment Group, Inc.         294,625   4,884,882       0.0%
#*  New York & Co., Inc.                     428,405   1,683,632       0.0%
#   New York Times Co. (The) Class A       1,575,565  36,946,999       0.2%
#   Nexstar Media Group, Inc. Class A        460,746  28,681,438       0.2%
#   Nutrisystem, Inc.                        295,945   8,582,405       0.1%
#   Office Depot, Inc.                     4,965,596  11,371,215       0.1%
#*  Ollie's Bargain Outlet Holdings, Inc.    293,844  18,277,097       0.1%
*   Overstock.com, Inc.                      228,877   8,720,214       0.1%
    Oxford Industries, Inc.                  181,384  13,973,823       0.1%
    P&F Industries, Inc. Class A              10,000      81,000       0.0%
#   Papa John's International, Inc.          462,190  28,655,780       0.2%
#*  Party City Holdco, Inc.                   58,342     918,886       0.0%
#   Peak Resorts, Inc.                         3,001      13,955       0.0%
*   Pegasus Cos., Inc. (The)                     170      38,335       0.0%
#*  Penn National Gaming, Inc.               217,497   6,592,334       0.0%
#   Penske Automotive Group, Inc.            345,342  15,574,924       0.1%
*   Perry Ellis International, Inc.           89,016   2,309,965       0.0%
#   PetMed Express, Inc.                     341,269  11,418,861       0.1%
    PICO Holdings, Inc.                      205,760   2,479,408       0.0%
#   Pier 1 Imports, Inc.                   1,441,033   3,213,504       0.0%
*   Pinnacle Entertainment, Inc.             133,265   4,280,472       0.0%
#*  Planet Fitness, Inc. Class A             751,747  30,287,887       0.2%
*   Playa Hotels & Resorts NV                 25,871     266,471       0.0%
#*  Potbelly Corp.                           324,181   3,873,963       0.0%
    RCI Hospitality Holdings, Inc.            88,481   2,405,798       0.0%
*   Reading International, Inc. Class A      163,046   2,499,495       0.0%
*   Reading International, Inc. Class B        2,710      67,818       0.0%
*   Red Lion Hotels Corp.                    182,297   1,795,625       0.0%
#*  Red Robin Gourmet Burgers, Inc.          139,762   8,714,161       0.1%
#   Red Rock Resorts, Inc. Class A            41,990   1,267,678       0.0%
#*  Regis Corp.                              397,813   6,213,839       0.0%
#   Rent-A-Center, Inc.                      138,148   1,396,676       0.0%
#*  RH                                        72,517   6,921,748       0.0%
    Rocky Brands, Inc.                        87,813   2,094,340       0.0%
#   Ruth's Hospitality Group, Inc.           616,387  16,549,991       0.1%
    Saga Communications, Inc. Class A         19,210     712,691       0.0%
#   Salem Media Group, Inc.                  196,699     619,602       0.0%
#*  Sally Beauty Holdings, Inc.            1,160,626  20,067,224       0.1%
#   Scholastic Corp.                         170,653   7,065,034       0.1%
#*  Scientific Games Corp. Class A           311,356  16,595,275       0.1%
#*  SeaWorld Entertainment, Inc.             117,028   1,765,953       0.0%
#*  Sequential Brands Group, Inc.              8,077      15,589       0.0%
#*  Shake Shack, Inc. Class A                 41,560   1,978,672       0.0%
#*  Shiloh Industries, Inc.                  234,871   1,951,778       0.0%
#   Shoe Carnival, Inc.                      144,404   3,519,125       0.0%
#*  Shutterfly, Inc.                         379,637  30,720,226       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Signet Jewelers, Ltd.                       579,773 $22,541,574       0.1%
#   Sinclair Broadcast Group, Inc. Class A      743,145  21,068,161       0.1%
#*  Skyline Corp.                                93,046   2,361,507       0.0%
#*  Sleep Number Corp.                          471,600  13,365,144       0.1%
#   Sonic Automotive, Inc. Class A              305,806   6,054,959       0.0%
#   Sonic Corp.                                 616,158  15,964,654       0.1%
#*  Sotheby's                                   641,353  33,863,438       0.2%
    Speedway Motorsports, Inc.                  260,937   4,605,538       0.0%
#*  Sportsman's Warehouse Holdings, Inc.        400,625   1,999,119       0.0%
#   Stage Stores, Inc.                          199,015     579,134       0.0%
#   Standard Motor Products, Inc.               253,587  11,500,170       0.1%
#   Stein Mart, Inc.                             64,549     132,325       0.0%
    Steven Madden, Ltd.                         626,815  30,243,824       0.2%
*   Stoneridge, Inc.                            488,887  12,872,395       0.1%
    Strattec Security Corp.                      27,559     901,179       0.0%
#   Strayer Education, Inc.                     116,509  12,241,601       0.1%
#   Sturm Ruger & Co., Inc.                     178,046   9,837,041       0.1%
#   Superior Industries International, Inc.     215,052   2,827,934       0.0%
    Superior Uniform Group, Inc.                109,562   2,938,453       0.0%
*   Sypris Solutions, Inc.                      166,659     234,989       0.0%
    Tailored Brands, Inc.                       232,684   7,341,180       0.1%
*   Tandy Leather Factory, Inc.                  84,087     622,244       0.0%
*   Taylor Morrison Home Corp. Class A        1,084,830  25,775,561       0.2%
    TEGNA, Inc.                                 311,600   3,293,612       0.0%
#*  Tempur Sealy International, Inc.            317,275  14,198,056       0.1%
    Tenneco, Inc.                               489,021  21,854,348       0.1%
#   Texas Roadhouse, Inc.                       629,062  40,310,293       0.2%
#   Tile Shop Holdings, Inc.                    473,369   3,242,578       0.0%
    Tilly's, Inc. Class A                       181,424   2,033,763       0.0%
*   TopBuild Corp.                              319,605  25,472,518       0.2%
    Tower International, Inc.                   267,085   7,879,007       0.1%
*   Town Sports International Holdings, Inc.    222,207   2,066,525       0.0%
#   Townsquare Media, Inc. Class A               44,422     338,496       0.0%
*   Trans World Entertainment Corp.             430,696     538,370       0.0%
#*  TravelCenters of America LLC                100,626     367,285       0.0%
#*  TRI Pointe Group, Inc.                    1,630,820  27,903,330       0.2%
    Tribune Media Co. Class A                    78,365   2,961,413       0.0%
*   tronc, Inc.                                 264,777   4,861,306       0.0%
#*  Tuesday Morning Corp.                       300,124   1,065,440       0.0%
    Tupperware Brands Corp.                     439,073  19,565,093       0.1%
#*  Turtle Beach Corp.                           14,601      80,306       0.0%
*   Unifi, Inc.                                 128,480   3,804,293       0.0%
#   Unique Fabricating, Inc.                        993       9,235       0.0%
#*  Universal Electronics, Inc.                 148,664   6,883,143       0.0%
#*  Universal Technical Institute, Inc.         129,636     405,761       0.0%
#*  Urban One, Inc.                             904,373   1,673,090       0.0%
#*  Urban Outfitters, Inc.                    1,037,098  41,763,936       0.2%
*   US Auto Parts Network, Inc.                 351,120     632,016       0.0%
#*  Vera Bradley, Inc.                          377,836   4,299,774       0.0%
#*  Vista Outdoor, Inc.                         539,855   9,042,571       0.1%
#*  Visteon Corp.                               330,397  41,114,603       0.2%
#*  Vitamin Shoppe, Inc.                        340,853   1,687,222       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                  SHARES       VALUE+     OF NET ASSETS**
                                                 --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#*  VOXX International Corp.                       189,224 $      946,120       0.0%
#*  Weight Watchers International, Inc.            348,698     24,426,295       0.1%
#   Wendy's Co. (The)                            2,441,546     40,871,480       0.2%
#   Weyco Group, Inc.                               58,222      2,136,747       0.0%
#*  William Lyon Homes Class A                     341,876      9,182,789       0.1%
#   Wingstop, Inc.                                 268,271     13,107,721       0.1%
    Winmark Corp.                                   40,566      5,285,750       0.0%
#   Winnebago Industries, Inc.                     359,107     13,610,155       0.1%
#   Wolverine World Wide, Inc.                   1,151,243     34,491,240       0.2%
#   World Wrestling Entertainment, Inc. Class A    172,644      6,869,505       0.0%
#*  ZAGG, Inc.                                     631,121      7,068,555       0.1%
#*  Zoe's Kitchen, Inc.                              1,828         26,963       0.0%
#*  Zumiez, Inc.                                   254,875      5,964,075       0.0%
                                                           --------------      ----
Total Consumer Discretionary                                2,843,880,827      16.2%
                                                           --------------      ----
Consumer Staples -- (3.5%)
    Alico, Inc.                                     39,573      1,278,208       0.0%
*   Alliance One International, Inc.               116,211      2,428,810       0.0%
#   Andersons, Inc. (The)                          230,776      7,534,836       0.1%
#*  Avon Products, Inc.                          3,530,885      8,933,139       0.1%
#   B&G Foods, Inc.                                612,673     13,938,311       0.1%
#*  Boston Beer Co., Inc. (The) Class A             88,114     19,750,753       0.1%
*   Bridgford Foods Corp.                           17,369        263,140       0.0%
*   Cal-Maine Foods, Inc.                          408,911     19,913,966       0.1%
#   Calavo Growers, Inc.                           181,535     17,009,830       0.1%
*   CCA Industries, Inc.                            16,064         48,190       0.0%
#*  Central Garden & Pet Co.                       113,866      4,268,836       0.0%
#*  Central Garden & Pet Co. Class A               370,076     13,137,698       0.1%
#*  Chefs' Warehouse, Inc. (The)                   290,866      7,053,501       0.0%
#   Coca-Cola Bottling Co. Consolidated             69,139     11,642,316       0.1%
*   Coffee Holding Co., Inc.                        11,600         48,140       0.0%
#*  Craft Brew Alliance, Inc.                      341,078      6,582,805       0.0%
*   Darling Ingredients, Inc.                    1,720,863     29,495,592       0.2%
#   Dean Foods Co.                               1,135,761      9,778,902       0.1%
#*  Edgewell Personal Care Co.                     498,594     21,963,066       0.1%
#   Energizer Holdings, Inc.                       569,884     32,688,546       0.2%
#*  Farmer Brothers Co.                            200,912      5,695,855       0.0%
#   Flowers Foods, Inc.                             48,308      1,092,244       0.0%
#   Fresh Del Monte Produce, Inc.                  413,107     20,304,209       0.1%
#*  Hostess Brands, Inc.                           555,592      7,806,068       0.1%
*   HRG Group, Inc.                              1,337,853     15,037,468       0.1%
#   Ingles Markets, Inc. Class A                   123,144      4,217,682       0.0%
    Inter Parfums, Inc.                            307,167     15,726,950       0.1%
    J&J Snack Foods Corp.                          183,745     25,248,401       0.2%
    John B. Sanfilippo & Son, Inc.                 187,187     10,649,068       0.1%
    Lancaster Colony Corp.                         189,241     23,766,777       0.1%
#*  Landec Corp.                                   238,411      3,170,866       0.0%
*   Lifevantage Corp.                               94,471        358,045       0.0%
#*  Lifeway Foods, Inc.                             59,641        316,694       0.0%
#   Limoneira Co.                                   64,264      1,496,066       0.0%
#   Mannatech, Inc.                                  6,854        136,737       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
Consumer Staples -- (Continued)
    Medifast, Inc.                              232,997 $ 23,388,239       0.1%
#   MGP Ingredients, Inc.                       199,256   19,086,732       0.1%
#   National Beverage Corp.                     286,220   25,290,399       0.2%
*   Natural Alternatives International, Inc.     56,385      566,669       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.    126,168      902,101       0.0%
#   Natural Health Trends Corp.                  11,751      218,099       0.0%
    Nature's Sunshine Products, Inc.             75,425      697,681       0.0%
    Nu Skin Enterprises, Inc. Class A           459,806   32,715,197       0.2%
    Oil-Dri Corp. of America                     36,642    1,420,244       0.0%
#*  Orchids Paper Products Co.                   74,560      455,562       0.0%
*   Performance Food Group Co.                  364,792   11,837,500       0.1%
#   PriceSmart, Inc.                            288,589   25,280,396       0.2%
#*  Primo Water Corp.                           319,700    4,168,888       0.0%
#*  Revlon, Inc. Class A                        318,628    7,264,718       0.0%
#*  Rite Aid Corp.                            2,000,688    3,341,149       0.0%
#   Rocky Mountain Chocolate Factory, Inc.       37,409      434,319       0.0%
#   Sanderson Farms, Inc.                       317,453   35,288,076       0.2%
#   Seaboard Corp.                                1,598    6,403,266       0.0%
*   Seneca Foods Corp. Class A                   63,805    1,757,828       0.0%
*   Seneca Foods Corp. Class B                    2,794       82,702       0.0%
#*  Smart & Final Stores, Inc.                  149,513      762,516       0.0%
    SpartanNash Co.                             287,126    5,219,951       0.0%
*   Sprouts Farmers Market, Inc.                992,158   24,833,715       0.2%
#*  SUPERVALU, Inc.                             389,467    6,819,567       0.0%
*   Tofutti Brands, Inc.                          8,340       19,599       0.0%
#   Tootsie Roll Industries, Inc.               196,621    5,613,530       0.0%
#*  TreeHouse Foods, Inc.                       148,009    5,698,347       0.0%
    Turning Point Brands, Inc.                   42,782      907,834       0.0%
#*  United Natural Foods, Inc.                  525,557   23,660,576       0.1%
    United-Guardian, Inc.                        19,179      332,756       0.0%
    Universal Corp.                             238,233   11,208,863       0.1%
*   USANA Health Sciences, Inc.                 193,202   20,392,471       0.1%
#   Vector Group, Ltd.                        1,492,217   29,098,232       0.2%
#   Village Super Market, Inc. Class A           68,372    1,859,718       0.0%
#   WD-40 Co.                                   141,621   18,679,810       0.1%
#   Weis Markets, Inc.                          141,711    6,521,540       0.0%
                                                        ------------       ---
Total Consumer Staples                                   725,010,505       4.1%
                                                        ------------       ---
Energy -- (5.3%)
#*  Abraxas Petroleum Corp.                     802,209    2,294,318       0.0%
    Adams Resources & Energy, Inc.               22,205    1,016,989       0.0%
#*  Approach Resources, Inc.                      6,605       18,362       0.0%
#   Arch Coal, Inc. Class A                     204,667   16,543,234       0.1%
#   Archrock, Inc.                              614,165    6,632,982       0.0%
*   Ardmore Shipping Corp.                       59,206      473,648       0.0%
#*  Aspen Aerogels, Inc.                          5,290       23,805       0.0%
*   Barnwell Industries, Inc.                    32,713       61,500       0.0%
#*  Basic Energy Services, Inc.                 300,319    4,859,161       0.0%
*   Bonanza Creek Energy, Inc.                  117,668    3,568,870       0.0%
#   Bristow Group, Inc.                         446,647    7,168,684       0.1%
#*  California Resources Corp.                  114,616    2,916,977       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Energy -- (Continued)
#*  Callon Petroleum Co.                  2,052,283 $28,547,257       0.2%
#*  CARBO Ceramics, Inc.                     73,336     648,290       0.0%
#*  Carrizo Oil & Gas, Inc.                 786,324  15,781,523       0.1%
#*  Chesapeake Energy Corp.               4,962,107  14,737,458       0.1%
#*  Clean Energy Fuels Corp.                784,444   1,262,955       0.0%
#*  Cloud Peak Energy, Inc.                 756,034   2,411,748       0.0%
*   CNX Resources Corp.                   2,062,909  30,654,828       0.2%
*   CONSOL Energy, Inc.                      56,003   1,761,294       0.0%
#*  Contango Oil & Gas Co.                  317,752   1,185,215       0.0%
#   CVR Energy, Inc.                        153,650   5,300,925       0.0%
*   Dawson Geophysical Co.                  290,461   2,091,319       0.0%
#   Delek US Holdings, Inc.                 848,460  40,191,550       0.2%
#*  Denbury Resources, Inc.               1,044,460   3,436,273       0.0%
#   DHT Holdings, Inc.                      743,047   2,697,261       0.0%
#*  Diamond Offshore Drilling, Inc.         332,885   6,121,755       0.0%
#*  Dorian LPG, Ltd.                        210,973   1,516,896       0.0%
#*  Dril-Quip, Inc.                         415,753  17,232,962       0.1%
#*  Earthstone Energy, Inc. Class A         118,238   1,209,575       0.0%
#*  Eclipse Resources Corp.                 139,280     185,242       0.0%
*   ENGlobal Corp.                              299         254       0.0%
#   EnLink Midstream LLC                    807,511  11,991,538       0.1%
#   Ensco P.L.C. Class A                  4,259,632  24,066,921       0.1%
*   Era Group, Inc.                         187,724   1,980,488       0.0%
    Evolution Petroleum Corp.               233,929   2,175,540       0.0%
*   Exterran Corp.                          277,758   8,135,532       0.1%
#*  Extraction Oil & Gas, Inc.              290,327   4,099,417       0.0%
#*  Fairmount Santrol Holdings, Inc.          7,375      40,562       0.0%
#*  Forum Energy Technologies, Inc.       1,087,954  13,708,220       0.1%
#   Frank's International NV                194,891   1,362,288       0.0%
#   GasLog, Ltd.                            492,878   8,304,994       0.1%
*   Geospace Technologies Corp.             116,379   1,226,635       0.0%
#   Green Plains, Inc.                      290,653   5,406,146       0.0%
#   Gulf Island Fabrication, Inc.           143,408   1,434,080       0.0%
#*  Gulfmark Offshore, Inc.                     394      13,396       0.0%
#*  Gulfport Energy Corp.                 1,698,982  15,800,533       0.1%
#*  Halcon Resources Corp.                  997,486   5,356,500       0.0%
    Hallador Energy Co.                      46,740     305,680       0.0%
#*  Helix Energy Solutions Group, Inc.    1,753,363  13,535,962       0.1%
#*  HighPoint Resources Corp.               764,381   5,281,873       0.0%
#*  Hornbeck Offshore Services, Inc.        216,380     778,968       0.0%
*   Independence Contract Drilling, Inc.     51,974     238,561       0.0%
#*  International Seaways, Inc.             106,028   2,134,344       0.0%
*   ION Geophysical Corp.                   128,614   3,704,083       0.0%
*   Keane Group, Inc.                        25,309     393,555       0.0%
#*  Key Energy Services, Inc.                 3,956      63,415       0.0%
#*  Kosmos Energy, Ltd.                   3,654,065  25,724,618       0.2%
#*  Laredo Petroleum, Inc.                1,690,232  18,592,552       0.1%
#*  Lonestar Resources US Inc. Class A       40,939     208,380       0.0%
#*  Mammoth Energy Services, Inc.             1,711      55,573       0.0%
#*  Matador Resources Co.                 1,114,338  36,483,426       0.2%
*   Matrix Service Co.                      235,041   3,619,631       0.0%
#*  McDermott International, Inc.         2,768,793  18,274,034       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Energy -- (Continued)
*   Midstates Petroleum Co., Inc.                 7,855 $   109,891       0.0%
*   Mitcham Industries, Inc.                    112,906     368,074       0.0%
#   Nabors Industries, Ltd.                   3,650,327  27,778,988       0.2%
    NACCO Industries, Inc. Class A               46,889   1,727,860       0.0%
*   Natural Gas Services Group, Inc.             78,748   1,897,827       0.0%
#*  Newpark Resources, Inc.                   1,287,910  13,523,055       0.1%
#*  Noble Corp. P.L.C.                        2,597,737  12,131,432       0.1%
#   Nordic American Offshore, Ltd.                  129         143       0.0%
#*  Oasis Petroleum, Inc.                     2,904,627  32,038,036       0.2%
#   Oceaneering International, Inc.             990,983  21,048,479       0.1%
#*  Oil States International, Inc.              590,074  21,213,160       0.1%
#*  Overseas Shipholding Group, Inc. Class A    216,601     807,922       0.0%
#*  Pacific Ethanol, Inc.                       399,781   1,399,233       0.0%
    Panhandle Oil and Gas, Inc. Class A         134,096   2,608,167       0.0%
#*  Par Pacific Holdings, Inc.                  206,116   3,477,177       0.0%
#*  Parker Drilling Co.                         778,214     490,586       0.0%
    Patterson-UTI Energy, Inc.                   71,534   1,532,258       0.0%
#   PBF Energy, Inc. Class A                  1,320,944  50,631,784       0.3%
#*  PDC Energy, Inc.                            705,692  37,782,750       0.2%
    Peabody Energy Corp.                        724,579  26,700,736       0.2%
#*  Penn Virginia Corp.                          74,406   3,453,927       0.0%
*   PHI, Inc. Non-Voting                        111,022   1,391,106       0.0%
#*  PHI, Inc. Voting                              4,419      60,761       0.0%
*   Pioneer Energy Services Corp.             1,168,920   4,032,774       0.0%
*   QEP Resources, Inc.                       2,119,467  25,815,108       0.2%
#   Range Resources Corp.                     1,999,592  27,694,349       0.2%
#*  Renewable Energy Group, Inc.                542,696   7,000,778       0.0%
#*  Resolute Energy Corp.                        17,336     578,849       0.0%
#*  REX American Resources Corp.                 52,182   3,902,170       0.0%
*   RigNet, Inc.                                114,405   1,727,515       0.0%
*   Ring Energy, Inc.                           529,048   8,845,683       0.1%
#*  Rowan Cos. P.L.C. Class A                 1,242,403  17,940,299       0.1%
#   RPC, Inc.                                   271,972   4,898,216       0.0%
#*  Sanchez Energy Corp.                        159,346     489,192       0.0%
#*  SandRidge Energy, Inc.                       47,200     686,288       0.0%
#   Scorpio Tankers, Inc.                     3,008,295   8,002,065       0.1%
#*  SEACOR Holdings, Inc.                       154,933   8,496,526       0.1%
#*  SEACOR Marine Holdings, Inc.                133,405   3,160,364       0.0%
#   SemGroup Corp. Class A                      766,840  19,286,026       0.1%
#   Ship Finance International, Ltd.            497,991   7,096,372       0.1%
*   SilverBow Resources, Inc.                     4,774     146,323       0.0%
#   SM Energy Co.                             1,079,094  25,844,301       0.2%
#*  Smart Sand, Inc.                             24,153     176,800       0.0%
*   Southwestern Energy Co.                   4,170,782  17,100,206       0.1%
#*  SRC Energy, Inc.                          3,217,843  35,524,987       0.2%
*   Stone Energy Corp.                          146,629   5,219,992       0.0%
#*  Superior Energy Services, Inc.            1,508,915  16,190,658       0.1%
#   Teekay Corp.                                 23,447     206,803       0.0%
#   Teekay Tankers, Ltd. Class A                 87,732     100,892       0.0%
*   TETRA Technologies, Inc.                  1,138,432   4,474,038       0.0%
#*  Tidewater, Inc.                               1,771      60,674       0.0%
#*  Transocean, Ltd.                          1,245,653  15,408,728       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                      SHARES       VALUE+     OF NET ASSETS**
                                                     --------- -------------- ---------------
Energy -- (Continued)
#*  Ultra Petroleum Corp.                            1,559,918 $    3,775,002       0.0%
#*  Unit Corp.                                         587,380     13,321,778       0.1%
#   US Silica Holdings, Inc.                           786,598     23,684,466       0.1%
*   W&T Offshore, Inc.                               1,324,639      8,080,298       0.1%
#*  Whiting Petroleum Corp.                            902,306     36,832,131       0.2%
#*  WildHorse Resource Development Corp.                32,348        845,900       0.0%
    World Fuel Services Corp.                          408,447      8,769,357       0.1%
                                                               --------------       ---
Total Energy                                                    1,084,639,815       6.2%
                                                               --------------       ---
Financials -- (17.6%)
#   1st Constitution Bancorp                             3,437         74,239       0.0%
    1st Source Corp.                                   221,065     11,495,380       0.1%
    A-Mark Precious Metals, Inc.                        78,014      1,047,728       0.0%
#   Access National Corp.                               83,046      2,309,509       0.0%
*   Allegiance Bancshares, Inc.                         20,290        820,731       0.0%
#*  Ambac Financial Group, Inc.                        343,379      5,847,744       0.0%
    American Equity Investment Life Holding Co.        812,856     24,548,251       0.1%
    American National Bankshares, Inc.                  45,473      1,748,437       0.0%
    American National Insurance Co.                     51,049      6,160,083       0.0%
    American River Bankshares                            8,888        137,853       0.0%
#   Ameris Bancorp                                     423,110     21,874,787       0.1%
    AMERISAFE, Inc.                                    232,169     13,767,622       0.1%
    AmeriServ Financial, Inc.                          279,750      1,146,975       0.0%
#   Amtrust Financial Services, Inc.                   205,525      2,649,217       0.0%
    Argo Group International Holdings, Ltd.            187,029     10,931,845       0.1%
#   Arrow Financial Corp.                              112,551      3,984,305       0.0%
#   Artisan Partners Asset Management, Inc. Class A    480,615     15,451,772       0.1%
    Aspen Insurance Holdings, Ltd.                     871,501     36,995,217       0.2%
    Associated Banc-Corp                             1,647,398     43,573,677       0.3%
#   Associated Capital Group, Inc. Class A                 547         19,774       0.0%
    Assured Guaranty, Ltd.                             159,963      5,805,057       0.0%
    Asta Funding, Inc.                                   5,727         20,045       0.0%
    Atlantic American Corp.                             20,640         68,112       0.0%
*   Atlantic Capital Bancshares, Inc.                   23,294        449,574       0.0%
*   Atlantic Coast Financial Corp.                       9,719         98,453       0.0%
*   Atlanticus Holdings Corp.                           73,372        160,685       0.0%
#*  Atlas Financial Holdings, Inc.                      66,006        693,063       0.0%
    Auburn National Bancorporation, Inc.                 2,786        112,276       0.0%
#   Baldwin & Lyons, Inc. Class A                        1,471         35,157       0.0%
    Baldwin & Lyons, Inc. Class B                       36,876        859,211       0.0%
#   Banc of California, Inc.                           416,404      7,994,957       0.1%
    BancFirst Corp.                                    206,569     11,805,418       0.1%
*   Bancorp, Inc. (The)                                638,720      6,610,752       0.0%
#   BancorpSouth Bank                                1,522,695     50,325,070       0.3%
    Bank of Commerce Holdings                           27,335        304,785       0.0%
#   Bank of Hawaii Corp.                               374,126     31,505,150       0.2%
    Bank of Marin Bancorp                               28,360      2,057,518       0.0%
    Bank of NT Butterfield & Son, Ltd. (The)            48,548      2,303,603       0.0%
#   Bank of South Carolina Corp.                           508         10,698       0.0%
    BankFinancial Corp.                                134,611      2,278,964       0.0%
    Bankwell Financial Group, Inc.                       1,869         59,023       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                             --------- ----------- ---------------
Financials -- (Continued)
    Banner Corp.                               349,465 $20,059,291       0.1%
#   Bar Harbor Bankshares                       68,285   1,995,288       0.0%
    BCB Bancorp, Inc.                           37,091     574,911       0.0%
    Beneficial Bancorp, Inc.                   680,570  10,787,034       0.1%
*   Berkshire Bancorp, Inc.                      9,100     109,200       0.0%
    Berkshire Hills Bancorp, Inc.              396,380  15,042,621       0.1%
    BGC Partners, Inc. Class A               1,857,912  24,821,704       0.1%
#   Blue Capital Reinsurance Holdings, Ltd.     29,143     338,059       0.0%
    Blue Hills Bancorp, Inc.                    45,966     934,259       0.0%
#*  BofI Holding, Inc.                         508,652  20,488,503       0.1%
    Boston Private Financial Holdings, Inc.  1,168,444  18,753,526       0.1%
    Bridge Bancorp, Inc.                        90,393   2,973,930       0.0%
    BrightSphere Investment Group P.L.C.       300,729   4,562,059       0.0%
    Brookline Bancorp, Inc.                    736,937  12,233,154       0.1%
    Bryn Mawr Bank Corp.                       192,013   8,563,780       0.1%
#*  BSB Bancorp, Inc.                           10,849     349,880       0.0%
    C&F Financial Corp.                         12,847     743,841       0.0%
#   Cadence BanCorp                              5,881     171,902       0.0%
#   California First National Bancorp           13,092     206,854       0.0%
    Cambridge Bancorp                              629      55,981       0.0%
    Camden National Corp.                      145,117   6,430,134       0.0%
#*  Cannae Holdings, Inc.                       12,929     267,113       0.0%
    Capital City Bank Group, Inc.               73,887   1,653,591       0.0%
    Capitol Federal Financial, Inc.          1,917,635  23,912,908       0.1%
#*  Capstar Financial Holdings, Inc.            10,361     197,791       0.0%
    Carolina Financial Corp.                    87,162   3,417,622       0.0%
    Cathay General Bancorp                   1,533,107  61,339,611       0.4%
    CenterState Banks Corp.                    586,880  17,007,782       0.1%
    Central Pacific Financial Corp.            276,220   8,032,478       0.1%
    Central Valley Community Bancorp            15,564     320,618       0.0%
    Century Bancorp, Inc. Class A               13,125   1,050,000       0.0%
    Charter Financial Corp.                     68,169   1,585,611       0.0%
#   Chemical Financial Corp.                   634,064  34,803,773       0.2%
#   Citizens & Northern Corp.                   37,922     915,816       0.0%
    Citizens Community Bancorp, Inc.             2,440      34,087       0.0%
    Citizens First Corp.                           400      10,492       0.0%
    Citizens Holding Co.                         2,717      60,589       0.0%
#*  Citizens, Inc.                             201,927   1,568,973       0.0%
#   City Holding Co.                           150,502  10,772,933       0.1%
#   Civista Bancshares, Inc.                     8,504     195,082       0.0%
    CNB Financial Corp.                         72,623   2,059,588       0.0%
    CNO Financial Group, Inc.                  862,479  18,491,550       0.1%
    CoBiz Financial, Inc.                      501,570  10,106,635       0.1%
#   Codorus Valley Bancorp, Inc.                 6,363     185,863       0.0%
#   Cohen & Steers, Inc.                       263,206  10,554,561       0.1%
    Colony Bankcorp, Inc.                       13,230     213,003       0.0%
#   Columbia Banking System, Inc.            1,055,984  42,461,117       0.2%
#   Community Bank System, Inc.                614,720  34,578,000       0.2%
#*  Community Bankers Trust Corp.               62,370     542,619       0.0%
    Community Trust Bancorp, Inc.              164,950   7,917,600       0.1%
    Community West Bancshares                    6,650      76,143       0.0%
#   ConnectOne Bancorp, Inc.                   245,770   6,488,328       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Financials -- (Continued)
*   Consumer Portfolio Services, Inc.              208,195 $   712,027       0.0%
#*  Cowen, Inc.                                    125,183   1,940,337       0.0%
    Crawford & Co. Class A                         199,909   1,543,297       0.0%
    Crawford & Co. Class B                         179,847   1,442,373       0.0%
#*  Customers Bancorp, Inc.                        345,520   9,957,886       0.1%
#   CVB Financial Corp.                          1,347,879  29,855,520       0.2%
    Diamond Hill Investment Group, Inc.             32,415   6,334,539       0.0%
    Dime Community Bancshares, Inc.                402,188   7,943,213       0.1%
    Donegal Group, Inc. Class A                    141,175   1,965,156       0.0%
    Donegal Group, Inc. Class B                      5,267      74,265       0.0%
*   Donnelley Financial Solutions, Inc.            352,239   6,481,198       0.0%
    Eagle Bancorp Montana, Inc.                        225       4,410       0.0%
*   Eagle Bancorp, Inc.                            344,355  20,213,638       0.1%
*   eHealth, Inc.                                  230,924   4,350,608       0.0%
    EMC Insurance Group, Inc.                      110,932   2,882,013       0.0%
    Employers Holdings, Inc.                       337,000  13,783,300       0.1%
#*  Encore Capital Group, Inc.                     223,728   9,978,269       0.1%
*   Enova International, Inc.                      442,605  12,968,326       0.1%
#*  Enstar Group, Ltd.                              67,418  14,167,893       0.1%
#*  Entegra Financial Corp.                         18,020     523,481       0.0%
    Enterprise Bancorp, Inc.                        16,124     583,366       0.0%
    Enterprise Financial Services Corp.            247,199  12,570,069       0.1%
*   Equity Bancshares, Inc. Class A                 37,255   1,420,533       0.0%
#   ESSA Bancorp, Inc.                              48,102     703,251       0.0%
*   Essent Group, Ltd.                             222,730   7,341,181       0.0%
#   Evans Bancorp, Inc.                             11,929     540,384       0.0%
    Evercore, Inc. Class A                         494,814  50,099,917       0.3%
#*  Ezcorp, Inc. Class A                           460,890   6,314,193       0.0%
    Farmers & Merchants Bancorop Inc.                1,337      58,975       0.0%
#   Farmers Capital Bank Corp.                      36,958   1,853,444       0.0%
    Farmers National Banc Corp.                     64,426     950,284       0.0%
#   FB Financial Corp.                              12,647     503,730       0.0%
#   FBL Financial Group, Inc. Class A              156,795  12,190,811       0.1%
*   FCB Financial Holdings, Inc. Class A           419,753  24,261,723       0.1%
    Federal Agricultural Mortgage Corp. Class A      2,089     168,415       0.0%
#   Federal Agricultural Mortgage Corp. Class C     64,579   5,522,150       0.0%
#   Federated Investors, Inc. Class B            1,156,752  30,619,225       0.2%
    Federated National Holding Co.                 154,471   2,610,560       0.0%
    Fidelity Southern Corp.                        284,921   6,476,254       0.0%
#   Financial Engines, Inc.                        447,226  19,968,641       0.1%
    Financial Institutions, Inc.                   151,561   4,713,547       0.0%
*   First Acceptance Corp.                          13,967      11,732       0.0%
*   First BanCorp(2296926)                       1,774,486  12,811,789       0.1%
    First Bancorp(2351494)                         277,189  10,574,760       0.1%
    First Bancorp, Inc.                             66,489   1,843,075       0.0%
    First Bancshares, Inc. (The)                    14,022     453,612       0.0%
    First Bank                                       4,173      58,631       0.0%
    First Busey Corp.                              454,750  13,483,337       0.1%
#   First Business Financial Services, Inc.         27,030     702,510       0.0%
#   First Commonwealth Financial Corp.             940,008  14,231,721       0.1%
    First Community Bancshares, Inc.               134,274   4,166,522       0.0%
    First Connecticut Bancorp, Inc.                 55,063   1,327,018       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                --------- ----------- ---------------
Financials -- (Continued)
    First Defiance Financial Corp.                 73,742 $ 4,399,448       0.0%
#   First Financial Bancorp                     1,063,012  32,900,221       0.2%
#   First Financial Bankshares, Inc.              506,288  25,086,570       0.2%
    First Financial Corp.                          50,310   2,150,753       0.0%
    First Financial Northwest, Inc.                82,190   1,389,011       0.0%
#*  First Foundation, Inc.                        141,495   2,531,346       0.0%
    First Hawaiian, Inc.                           64,276   1,770,804       0.0%
    First Internet Bancorp                         20,223     691,627       0.0%
    First Interstate Bancsystem, Inc. Class A     437,528  17,719,884       0.1%
    First Merchants Corp.                         512,206  22,065,834       0.1%
#   First Mid-Illinois Bancshares, Inc.             4,798     176,327       0.0%
    First Midwest Bancorp, Inc.                 1,289,050  31,336,805       0.2%
*   First Northwest Bancorp                        23,118     371,506       0.0%
    First of Long Island Corp. (The)              142,849   3,785,498       0.0%
#   First United Corp.                             11,050     213,818       0.0%
    First US Bancshares, Inc.                         878       9,992       0.0%
    FirstCash, Inc.                               672,030  58,265,001       0.3%
#*  Flagstar Bancorp, Inc.                        432,007  14,925,842       0.1%
    Flushing Financial Corp.                      283,154   7,336,520       0.0%
    FNB Bancorp                                     7,757     280,959       0.0%
#   FNB Corp.                                     312,709   4,065,217       0.0%
#*  Franklin Financial Network, Inc.               81,684   2,752,751       0.0%
    FS Bancorp, Inc.                                5,663     326,076       0.0%
    Fulton Financial Corp.                      2,145,209  36,254,032       0.2%
#   Gain Capital Holdings, Inc.                   352,767   2,878,579       0.0%
    GAMCO Investors, Inc. Class A                  53,926   1,383,202       0.0%
#*  Genworth Financial, Inc. Class A              673,113   1,857,792       0.0%
#   German American Bancorp, Inc.                 137,680   4,646,700       0.0%
#   Glacier Bancorp, Inc.                         932,686  34,537,363       0.2%
    Global Indemnity, Ltd.                         70,732   2,892,231       0.0%
#*  Great Elm Capital Group, Inc.                   1,125       4,388       0.0%
    Great Southern Bancorp, Inc.                  129,608   6,849,783       0.0%
#   Great Western Bancorp, Inc.                   432,495  17,792,844       0.1%
#*  Green Bancorp, Inc.                           203,894   4,597,810       0.0%
*   Green Dot Corp. Class A                       636,314  38,694,254       0.2%
#   Greenhill & Co., Inc.                         288,130   5,849,039       0.0%
#*  Greenlight Capital Re, Ltd. Class A           344,685   5,342,617       0.0%
    Guaranty Bancorp                              175,157   4,991,974       0.0%
    Guaranty Federal Bancshares, Inc.               2,898      68,074       0.0%
*   Hallmark Financial Services, Inc.             141,246   1,450,596       0.0%
    Hamilton Lane, Inc. Class A                     8,682     363,342       0.0%
    Hancock Holding Co.                           369,872  18,068,247       0.1%
    Hanmi Financial Corp.                         433,769  11,972,024       0.1%
    Hanover Insurance Group, Inc. (The)            48,484   5,568,387       0.0%
#*  HarborOne Bancorp, Inc.                         9,945     174,933       0.0%
    Hawthorn Bancshares, Inc.                         848      18,614       0.0%
#   HCI Group, Inc.                               210,406   8,813,907       0.1%
#*  Health Insurance Innovations, Inc. Class A     55,557   1,583,375       0.0%
#   Heartland Financial USA, Inc.                 252,545  13,549,039       0.1%
    Heritage Commerce Corp.                       401,300   6,617,437       0.0%
#   Heritage Financial Corp.                      278,264   8,264,441       0.1%
#   Heritage Insurance Holdings, Inc.              63,764   1,001,095       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Financials -- (Continued)
    Hilltop Holdings, Inc.                       1,076,042 $24,124,862       0.1%
    Hingham Institution for Savings                  7,413   1,512,252       0.0%
*   HMN Financial, Inc.                             31,110     597,312       0.0%
    Home Bancorp, Inc.                               2,834     122,854       0.0%
#   Home BancShares, Inc.                        1,202,921  27,955,884       0.2%
#*  HomeStreet, Inc.                               285,125   7,270,687       0.0%
*   HomeTrust Bancshares, Inc.                      51,389   1,341,253       0.0%
#   Hope Bancorp, Inc.                           1,824,997  31,554,198       0.2%
    HopFed Bancorp, Inc.                             7,872     118,001       0.0%
    Horace Mann Educators Corp.                    296,546  13,255,606       0.1%
    Horizon Bancorp                                181,883   5,230,955       0.0%
    Houlihan Lokey, Inc.                           178,320   7,935,240       0.1%
*   Howard Bancorp, Inc.                            15,883     301,777       0.0%
    Iberiabank Corp.                               171,504  12,854,225       0.1%
#*  Impac Mortgage Holdings, Inc.                   10,194      87,261       0.0%
#   Independence Holding Co.                           700      24,780       0.0%
    Independent Bank Corp.(2447821)                304,213  21,994,600       0.1%
    Independent Bank Corp.(2492133)                 26,058     622,786       0.0%
#   Independent Bank Group, Inc.                   126,591   9,038,597       0.1%
    Infinity Property & Casualty Corp.              46,947   6,197,004       0.0%
#   Interactive Brokers Group, Inc. Class A        640,652  47,536,378       0.3%
    International Bancshares Corp.                 746,622  29,715,556       0.2%
*   INTL. FCStone, Inc.                            191,491   8,582,627       0.1%
    Investar Holding Corp.                           1,068      27,181       0.0%
    Investment Technology Group, Inc.              240,263   4,858,118       0.0%
    Investors Bancorp, Inc.                        104,115   1,392,018       0.0%
    Investors Title Co.                              9,328   1,816,162       0.0%
#   James River Group Holdings, Ltd.               172,207   6,254,558       0.0%
#   Janus Henderson Group P.L.C.                    97,457   3,078,667       0.0%
    Kearny Financial Corp.                         820,471  11,527,618       0.1%
#   Kemper Corp.                                   517,194  34,910,595       0.2%
    Kentucky First Federal Bancorp                  11,174      98,331       0.0%
    Kingstone Cos., Inc.                            70,959   1,213,399       0.0%
#   Kinsale Capital Group, Inc.                     15,727     810,727       0.0%
    Ladenburg Thalmann Financial Services, Inc.    812,946   2,698,981       0.0%
    Lake Shore Bancorp, Inc.                           537       9,129       0.0%
    Lakeland Bancorp, Inc.                         444,041   8,658,799       0.1%
#   Lakeland Financial Corp.                       266,440  12,661,229       0.1%
    Landmark Bancorp, Inc.                           5,797     166,954       0.0%
#   LegacyTexas Financial Group, Inc.              613,270  25,186,999       0.2%
#   Legg Mason, Inc.                               341,341  13,551,238       0.1%
#*  LendingClub Corp.                            3,282,476   8,829,860       0.1%
#*  LendingTree, Inc.                              114,834  27,376,426       0.2%
#   Live Oak Bancshares, Inc.                        7,064     199,558       0.0%
#   LPL Financial Holdings, Inc.                    62,610   3,792,288       0.0%
    Macatawa Bank Corp.                            274,026   2,926,598       0.0%
#   Mackinac Financial Corp.                        37,317     588,489       0.0%
*   Magyar Bancorp, Inc.                             1,800      22,770       0.0%
#   Maiden Holdings, Ltd.                          868,590   6,644,713       0.0%
*   Malvern Bancorp, Inc.                            3,111      79,175       0.0%
#   Manning & Napier, Inc.                         176,211     546,254       0.0%
    Marlin Business Services Corp.                 123,587   3,386,284       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                       SHARES     VALUE+    OF NET ASSETS**
                                                      --------- ----------- ---------------
Financials -- (Continued)
           MB Financial, Inc.                           790,516 $33,691,792       0.2%
#*         MBIA, Inc.                                   946,314   8,062,595       0.1%
           MBT Financial Corp.                          124,496   1,266,747       0.0%
           Mercantile Bank Corp.                        100,862   3,560,429       0.0%
#          Mercury General Corp.                        622,919  28,486,086       0.2%
#          Meridian Bancorp, Inc.                       532,665  10,067,368       0.1%
#          Meta Financial Group, Inc.                   102,297  11,370,312       0.1%
*          MGIC Investment Corp.                        265,559   2,660,901       0.0%
#          Mid Penn Bancorp, Inc.                         2,649      96,291       0.0%
#          Midland States Bancorp, Inc.                   8,574     270,081       0.0%
           MidSouth Bancorp, Inc.                        79,293   1,106,137       0.0%
           MidWestOne Financial Group, Inc.              11,482     370,524       0.0%
           Moelis & Co. Class A                         263,291  14,165,056       0.1%
           Morningstar, Inc.                             62,394   6,774,741       0.0%
           MSB Financial Corp.                            1,139      20,844       0.0%
           MutualFirst Financial, Inc.                   29,284   1,076,187       0.0%
           National Bank Holdings Corp. Class A         304,322  10,706,048       0.1%
#          National Bankshares, Inc.                        236      10,821       0.0%
*          National Commerce Corp.                       15,673     678,641       0.0%
#          National General Holdings Corp.              639,703  16,485,146       0.1%
#          National Western Life Group, Inc. Class A     11,386   3,614,030       0.0%
#*         Nationstar Mortgage Holdings, Inc.            45,574     821,243       0.0%
#          Navient Corp.                              1,608,227  21,325,090       0.1%
           Navigators Group, Inc. (The)                 187,992  10,621,548       0.1%
#          NBT Bancorp, Inc.                            466,326  17,039,552       0.1%
           Nelnet, Inc. Class A                         301,638  15,929,503       0.1%
(degrees)  NewStar Financial, Inc.                      274,446     135,102       0.0%
*          Nicholas Financial, Inc.                      52,917     462,495       0.0%
*          Nicolet Bankshares, Inc.                       5,065     281,462       0.0%
*          NMI Holdings, Inc. Class A                   431,252   5,972,840       0.0%
#          Northeast Bancorp                             20,508     399,906       0.0%
#          Northfield Bancorp, Inc.                     497,069   7,873,573       0.1%
           Northrim BanCorp, Inc.                        56,562   1,990,982       0.0%
#          Northwest Bancshares, Inc.                 1,399,385  23,229,791       0.1%
           Norwood Financial Corp.                        2,944      87,172       0.0%
           OceanFirst Financial Corp.                   408,302  11,015,988       0.1%
#*         Ocwen Financial Corp.                        780,649   3,169,435       0.0%
#          OFG Bancorp                                  395,769   5,342,881       0.0%
#          Ohio Valley Banc Corp.                         6,595     300,402       0.0%
           Old Line Bancshares, Inc.                     43,725   1,488,836       0.0%
#          Old National Bancorp                       1,626,310  27,972,532       0.2%
#          Old Second Bancorp, Inc.                      96,398   1,378,491       0.0%
#*         On Deck Capital, Inc.                        320,293   1,681,538       0.0%
*          OneMain Holdings, Inc.                        82,069   2,531,829       0.0%
           Oppenheimer Holdings, Inc. Class A            64,697   1,737,114       0.0%
#          Opus Bank                                    204,285   5,760,837       0.0%
#          Oritani Financial Corp.                      507,980   7,772,094       0.1%
#          Orrstown Financial Services, Inc.              1,300      34,255       0.0%
*          Pacific Mercantile Bancorp                   100,430     939,021       0.0%
#*         Pacific Premier Bancorp, Inc.                431,502  17,152,204       0.1%
#          Park National Corp.                           82,506   8,900,747       0.1%
           Parke Bancorp, Inc.                              858      20,120       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE+    OF NET ASSETS**
                                                      ------- ----------- ---------------
Financials -- (Continued)
    Patriot National Bancorp, Inc.                        310 $     6,014       0.0%
    Peapack Gladstone Financial Corp.                 152,188   5,028,292       0.0%
#   Penns Woods Bancorp, Inc.                          21,272     925,332       0.0%
*   PennyMac Financial Services, Inc. Class A         255,168   5,256,461       0.0%
    People's Utah Bancorp                              68,030   2,166,756       0.0%
#   Peoples Bancorp of North Carolina, Inc.             4,704     144,648       0.0%
    Peoples Bancorp, Inc.                             159,909   5,734,337       0.0%
#*  PHH Corp.                                         856,189   9,084,165       0.1%
    Piper Jaffray Cos.                                 65,156   4,564,178       0.0%
#   PJT Partners, Inc. Class A                        133,819   7,425,616       0.0%
    Popular, Inc.                                     764,532  35,390,186       0.2%
*   Porter Bancorp, Inc.                                  780      10,639       0.0%
#*  PRA Group, Inc.                                   594,249  21,155,264       0.1%
    Preferred Bank                                    142,893   9,108,000       0.1%
    Premier Financial Bancorp, Inc.                    52,089   1,025,112       0.0%
    Primerica, Inc.                                   482,119  46,645,013       0.3%
    ProAssurance Corp.                                696,835  32,960,295       0.2%
    Provident Financial Holdings, Inc.                 66,843   1,226,569       0.0%
    Provident Financial Services, Inc.                510,510  13,334,521       0.1%
#   Prudential Bancorp, Inc.                           15,739     287,552       0.0%
    Pzena Investment Management, Inc. Class A         167,219   1,464,838       0.0%
    QCR Holdings, Inc.                                 84,419   3,819,960       0.0%
*   Regional Management Corp.                         116,701   3,835,962       0.0%
#   Renasant Corp.                                    500,908  22,656,069       0.1%
    Republic Bancorp, Inc. Class A                     90,945   3,835,151       0.0%
#*  Republic First Bancorp, Inc.                      127,737   1,060,217       0.0%
    Riverview Bancorp, Inc.                           145,789   1,368,959       0.0%
#   RLI Corp.                                         479,431  30,338,394       0.2%
#   S&T Bancorp, Inc.                                 320,693  13,687,177       0.1%
#*  Safeguard Scientifics, Inc.                       349,983   4,532,280       0.0%
    Safety Insurance Group, Inc.                      186,277  14,902,160       0.1%
    Salisbury Bancorp, Inc.                             2,458     102,130       0.0%
    Sandy Spring Bancorp, Inc.                        291,802  11,564,113       0.1%
    SB Financial Group, Inc.                              790      14,931       0.0%
    SB One Bancorp                                     19,911     600,317       0.0%
#*  Seacoast Banking Corp. of Florida                 371,654  10,268,800       0.1%
*   Security National Financial Corp. Class A           2,204      11,791       0.0%
*   Select Bancorp, Inc.                                3,500      45,640       0.0%
#   Selective Insurance Group, Inc.                   763,279  45,186,117       0.3%
#   ServisFirst Bancshares, Inc.                      404,684  16,980,541       0.1%
    Shore Bancshares, Inc.                             40,506     732,754       0.0%
    SI Financial Group, Inc.                           20,104     287,487       0.0%
    Sierra Bancorp                                    131,247   3,656,541       0.0%
#   Silvercrest Asset Management Group, Inc. Class A   20,835     320,859       0.0%
    Simmons First National Corp. Class A              901,497  27,225,209       0.2%
*   SmartFinancial, Inc.                               12,415     296,098       0.0%
    Sound Financial Bancorp, Inc.                         100       3,800       0.0%
    South State Corp.                                 357,675  30,956,771       0.2%
*   Southern First Bancshares, Inc.                    42,596   1,953,027       0.0%
    Southern Missouri Bancorp, Inc.                    11,717     408,923       0.0%
#   Southern National Bancorp of Virginia, Inc.        31,255     507,894       0.0%
#   Southside Bancshares, Inc.                        314,920  10,968,664       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE+    OF NET ASSETS**
                                            --------- ----------- ---------------
Financials -- (Continued)
    Southwest Georgia Financial Corp.           1,844 $    38,540       0.0%
#   State Auto Financial Corp.                179,297   5,599,445       0.0%
    State Bank Financial Corp.                260,797   8,217,713       0.1%
#   Sterling Bancorp                        2,509,716  59,605,755       0.3%
    Stewart Information Services Corp.        368,410  15,366,381       0.1%
#   Stifel Financial Corp.                    469,903  27,385,947       0.2%
    Stock Yards Bancorp, Inc.                 201,613   7,550,407       0.0%
    Summit Financial Group, Inc.                6,632     166,132       0.0%
    Summit State Bank                             743      11,034       0.0%
    TCF Financial Corp.                     2,155,314  53,516,447       0.3%
    Territorial Bancorp, Inc.                  67,543   2,056,009       0.0%
#*  Texas Capital Bancshares, Inc.            142,256  14,033,554       0.1%
#*  Third Point Reinsurance, Ltd.              83,375   1,108,888       0.0%
    Timberland Bancorp, Inc.                   81,323   2,655,196       0.0%
    Tiptree, Inc.                             303,359   1,926,330       0.0%
#   Tompkins Financial Corp.                  143,726  11,167,510       0.1%
#   Towne Bank                                555,932  16,622,367       0.1%
    Trico Bancshares                          217,062   8,111,607       0.1%
#*  TriState Capital Holdings, Inc.           229,469   5,736,725       0.0%
*   Triumph Bancorp, Inc.                      74,590   2,897,822       0.0%
    TrustCo Bank Corp. NY                   1,126,156   9,628,634       0.1%
    Trustmark Corp.                           903,702  28,294,910       0.2%
    UMB Financial Corp.                       486,895  37,286,419       0.2%
*   Unico American Corp.                       11,600      89,320       0.0%
#   Union Bankshares Corp.                    528,206  19,971,469       0.1%
    Union Bankshares, Inc.                      2,252     114,852       0.0%
    United Bancshares, Inc.                       900      20,070       0.0%
#   United Bankshares, Inc.                   699,815  23,758,719       0.1%
    United Community Banks, Inc.              903,080  28,835,344       0.2%
    United Community Financial Corp.          552,958   5,601,465       0.0%
    United Financial Bancorp, Inc.            470,499   7,777,348       0.1%
    United Fire Group, Inc.                   144,225   7,253,075       0.0%
#   United Insurance Holdings Corp.           312,184   5,887,790       0.0%
    United Security Bancshares                 38,816     430,858       0.0%
#   Unity Bancorp, Inc.                        22,475     494,450       0.0%
#   Universal Insurance Holdings, Inc.        323,956  10,512,372       0.1%
    Univest Corp. of Pennsylvania             236,825   6,808,719       0.0%
    Validus Holdings, Ltd.                    267,216  18,109,228       0.1%
#   Valley National Bancorp                 2,903,022  36,432,926       0.2%
#   Value Line, Inc.                           26,515     516,512       0.0%
*   Veritex Holdings, Inc.                    122,581   3,520,526       0.0%
#   Virtu Financial, Inc. Class A             130,969   4,714,884       0.0%
#   Virtus Investment Partners, Inc.          100,075  11,543,651       0.1%
#   Waddell & Reed Financial, Inc. Class A    960,621  19,442,969       0.1%
#   Walker & Dunlop, Inc.                     370,541  21,161,597       0.1%
    Washington Federal, Inc.                  822,779  26,123,233       0.2%
    Washington Trust Bancorp, Inc.            178,355   9,880,867       0.1%
    Waterstone Financial, Inc.                212,630   3,646,604       0.0%
    WesBanco, Inc.                            415,965  18,219,267       0.1%
    West Bancorporation, Inc.                 133,035   3,239,402       0.0%
#   Westamerica Bancorporation                199,313  11,123,659       0.1%
#   Western New England Bancorp, Inc.         225,733   2,437,916       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                              --------- -------------- ---------------
Financials -- (Continued)
    Westwood Holdings Group, Inc.                99,995 $    5,797,710       0.0%
#   White Mountains Insurance Group, Ltd.         2,160      1,869,026       0.0%
    Wintrust Financial Corp.                    349,060     31,223,417       0.2%
#   WisdomTree Investments, Inc.              1,184,496     12,520,123       0.1%
#*  World Acceptance Corp.                       84,633      8,674,882       0.1%
    WSFS Financial Corp.                        296,577     14,858,508       0.1%
#   WVS Financial Corp.                           4,423         71,918       0.0%
                                                        --------------      ----
Total Financials                                         3,621,993,688      20.7%
                                                        --------------      ----
Health Care -- (7.4%)
#   Abaxis, Inc.                                212,152     14,122,959       0.1%
#*  Acadia Healthcare Co., Inc.                 439,307     15,630,543       0.1%
#*  Accuray, Inc.                               762,316      3,811,580       0.0%
#   Aceto Corp.                                 297,901        750,711       0.0%
#*  Achillion Pharmaceuticals, Inc.           1,296,703      4,888,570       0.0%
#*  Acorda Therapeutics, Inc.                   454,123     10,490,241       0.1%
*   Adamis Pharmaceuticals Corp.                 45,852        165,067       0.0%
*   Addus HomeCare Corp.                        221,539     11,630,797       0.1%
#*  Advaxis, Inc.                                 4,866          7,786       0.0%
*   Adverum Biotechnologies, Inc.               129,381        808,631       0.0%
*   Aeglea BioTherapeutics, Inc.                  9,765         91,205       0.0%
*   Affimed NV                                   89,567        174,656       0.0%
#*  Agile Therapeutics, Inc.                     34,017         96,268       0.0%
#*  Akorn, Inc.                                 178,894      2,581,440       0.0%
#*  Alder Biopharmaceuticals, Inc.              344,747      4,895,407       0.0%
#*  Aldeyra Therapeutics, Inc.                   10,308         80,918       0.0%
#*  Allscripts Healthcare Solutions, Inc.     2,551,593     29,649,511       0.2%
#*  AMAG Pharmaceuticals, Inc.                   62,760      1,289,718       0.0%
#*  Amedisys, Inc.                              323,345     21,369,871       0.1%
*   American Renal Associates Holdings, Inc.     76,936      1,127,112       0.0%
#*  American Shared Hospital Services            10,189         23,944       0.0%
#*  AMN Healthcare Services, Inc.               517,918     34,622,818       0.2%
#*  Amphastar Pharmaceuticals, Inc.             273,564      5,222,337       0.0%
    Analogic Corp.                              162,456     13,500,094       0.1%
*   AngioDynamics, Inc.                         295,481      5,726,422       0.0%
#*  ANI Pharmaceuticals, Inc.                   162,437      9,640,636       0.1%
#*  Anika Therapeutics, Inc.                    205,607      9,048,764       0.1%
#*  Applied Genetic Technologies Corp.           59,037        270,094       0.0%
#*  Aptevo Therapeutics, Inc.                   248,923      1,102,729       0.0%
#*  Aquinox Pharmaceuticals, Inc.                22,015        268,363       0.0%
#*  Aralez Pharmaceuticals, Inc.                 13,981         19,713       0.0%
#*  Aratana Therapeutics, Inc.                  319,371      1,644,761       0.0%
#*  Ardelyx, Inc.                               282,873      1,357,790       0.0%
#*  Arrowhead Pharmaceuticals, Inc.              11,679         74,979       0.0%
#*  Assembly Biosciences, Inc.                   11,157        485,106       0.0%
    Atrion Corp.                                 10,875      6,765,337       0.0%
#*  Bellicum Pharmaceuticals, Inc.               30,582        204,594       0.0%
#*  BioScrip, Inc.                              410,630      1,079,957       0.0%
*   BioSpecifics Technologies Corp.             107,549      4,562,229       0.0%
#*  BioTelemetry, Inc.                          426,762     16,302,308       0.1%
#*  BioTime, Inc.                                 3,337          7,208       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
  Health Care -- (Continued)
  #*  Bovie Medical Corp.                   27,437 $    95,755       0.0%
  #*  Brookdale Senior Living, Inc.      1,802,320  13,048,797       0.1%
  #*  Calithera Biosciences, Inc.          128,384     789,562       0.0%
  #*  Cambrex Corp.                        348,547  18,455,564       0.1%
      Cantel Medical Corp.                 383,723  43,003,837       0.3%
  #*  Capital Senior Living Corp.          541,082   6,357,713       0.0%
  #*  Castlight Health, Inc. Class B        71,390     267,713       0.0%
  #*  Catabasis Pharmaceuticals, Inc.       31,025      50,261       0.0%
  *   Catalyst Biosciences, Inc.            49,140   1,399,999       0.0%
  #*  Celldex Therapeutics, Inc.           760,034     562,425       0.0%
  #*  Cellular Biomedicine Group, Inc.       3,935      74,175       0.0%
  #   Chemed Corp.                         137,239  42,299,805       0.3%
  *   ChemoCentryx, Inc.                    17,413     190,324       0.0%
  #*  CHF Solutions, Inc.                   10,625      32,406       0.0%
  *   Chimerix, Inc.                       430,318   1,970,856       0.0%
  #*  Cidara Therapeutics, Inc.             12,188      52,408       0.0%
  *   Civitas Solutions, Inc.              104,040   1,482,570       0.0%
  #*  Community Health Systems, Inc.     1,153,162   4,358,952       0.0%
  #   Computer Programs & Systems, Inc.     74,557   2,225,526       0.0%
  #*  Concert Pharmaceuticals, Inc.        187,569   3,423,134       0.0%
  #*  ConforMIS, Inc.                       32,332      41,870       0.0%
      CONMED Corp.                         230,789  15,008,209       0.1%
  #*  Corcept Therapeutics, Inc.           395,776   6,601,544       0.0%
  *   CorVel Corp.                         179,589   8,808,840       0.1%
  #*  Corvus Pharmaceuticals, Inc.          49,770     477,792       0.0%
  *   Cotiviti Holdings, Inc.              301,913  10,428,075       0.1%
  #*  Cross Country Healthcare, Inc.       379,136   4,769,531       0.0%
  #*  CryoLife, Inc.                       462,341  10,379,555       0.1%
  *   Cumberland Pharmaceuticals, Inc.     138,305     897,599       0.0%
  #*  Cutera, Inc.                         212,214  10,642,532       0.1%
  #*  CynergisTek, Inc.                     13,560      67,664       0.0%
  #*  Cytokinetics, Inc.                    36,236     300,759       0.0%
  #*  Depomed, Inc.                        786,572   4,939,672       0.0%
  #*  Dermira, Inc.                        201,696   1,837,451       0.0%
      Digirad Corp.                        125,409     188,114       0.0%
  #*  Diplomat Pharmacy, Inc.              109,942   2,395,636       0.0%
  #*  Eagle Pharmaceuticals, Inc.            5,850     304,259       0.0%
  *   Electromed, Inc.                      35,357     188,806       0.0%
  *   Emergent BioSolutions, Inc.          448,256  23,246,556       0.1%
  *   Enanta Pharmaceuticals, Inc.         233,098  21,689,769       0.1%
  #*  Endo International P.L.C.          2,383,044  13,654,842       0.1%
  #   Ensign Group, Inc. (The)             515,129  14,356,645       0.1%
  #*  Envision Healthcare Corp.            280,796  10,437,187       0.1%
  *   Enzo Biochem, Inc.                   692,415   4,154,490       0.0%
  #*  Esperion Therapeutics, Inc.            2,300     161,023       0.0%
  #*  Evolent Health, Inc. Class A         341,513   5,634,965       0.0%
  #*  Fate Therapeutics, Inc.               15,800     159,580       0.0%
  #*  Five Prime Therapeutics, Inc.        386,715   6,477,476       0.0%
  #*  FONAR Corp.                           36,573   1,040,502       0.0%
  *   Globus Medical, Inc. Class A         669,826  34,288,393       0.2%
  *   Haemonetics Corp.                    455,907  35,578,982       0.2%
  #*  Halozyme Therapeutics, Inc.           10,699     202,532       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
 Health Care -- (Continued)
 #*  Halyard Health, Inc.                   481,467 $22,807,092       0.1%
 *   Harvard Bioscience, Inc.               263,226   1,513,550       0.0%
 #*  HealthEquity, Inc.                     288,417  18,940,344       0.1%
     HealthStream, Inc.                     330,989   7,675,635       0.1%
 #*  Heat Biologics, Inc.                    10,280      21,999       0.0%
 #*  Heska Corp.                             83,120   6,784,254       0.0%
 *   HMS Holdings Corp.                     890,335  16,034,933       0.1%
 #*  Horizon Pharma P.L.C.                2,373,295  31,422,426       0.2%
 *   Icad, Inc.                               4,807      18,315       0.0%
 *   ICU Medical, Inc.                      112,548  28,328,332       0.2%
 #*  Immune Design Corp.                     81,349     300,991       0.0%
 #*  Impax Laboratories, Inc.               735,672  13,830,634       0.1%
 #*  Infinity Pharmaceuticals, Inc.         180,437     396,961       0.0%
 *   InfuSystem Holdings, Inc.                8,732      24,072       0.0%
 #*  Innoviva, Inc.                         507,055   7,352,297       0.1%
 *   Inogen, Inc.                           201,007  28,257,564       0.2%
 #*  Inovalon Holdings, Inc. Class A          2,445      25,795       0.0%
 #*  Inovio Pharmaceuticals, Inc.            41,542     182,369       0.0%
 *   Integer Holdings Corp.                 319,518  17,541,538       0.1%
 #*  Integra LifeSciences Holdings Corp.    543,005  33,465,398       0.2%
 #*  Intra-Cellular Therapies, Inc.         208,608   3,633,951       0.0%
 #*  Intrexon Corp.                          14,359     261,047       0.0%
 #*  IntriCon Corp.                          35,409     825,030       0.0%
 #   Invacare Corp.                         416,716   7,584,231       0.1%
 #*  Invitae Corp.                           30,720     169,882       0.0%
 #*  iRadimed Corp.                           1,100      19,195       0.0%
 *   IRIDEX Corp.                            50,265     275,452       0.0%
 #*  Jounce Therapeutics, Inc.               37,905     780,464       0.0%
 #*  Juniper Pharmaceuticals, Inc.           40,272     328,217       0.0%
 *   Karyopharm Therapeutics, Inc.           73,020     955,102       0.0%
     Kewaunee Scientific Corp.               11,743     405,721       0.0%
 *   Kindred Biosciences, Inc.              407,649   3,729,988       0.0%
     Kindred Healthcare, Inc.             1,081,575   9,626,017       0.1%
 #*  Lannett Co., Inc.                      250,763   3,911,903       0.0%
 *   Lantheus Holdings, Inc.                405,990   7,226,622       0.0%
 #*  Leap Therapeutics, Inc.                  5,528      37,867       0.0%
 #   LeMaitre Vascular, Inc.                380,783  11,975,625       0.1%
 *   LHC Group, Inc.                        376,762  28,038,628       0.2%
 #*  LifePoint Health, Inc.                 403,549  19,329,997       0.1%
 #*  Ligand Pharmaceuticals, Inc.            82,287  12,742,142       0.1%
 #*  Lipocine, Inc.                          19,313      30,128       0.0%
 #*  LivaNova P.L.C.                        338,872  30,085,056       0.2%
 #   Luminex Corp.                          488,630  10,432,250       0.1%
 #*  MacroGenics, Inc.                      136,336   3,143,908       0.0%
 *   Magellan Health, Inc.                  236,075  19,794,889       0.1%
 #*  Mallinckrodt P.L.C.                    485,693   6,314,009       0.0%
 #*  Marinus Pharmaceuticals, Inc.            4,697      20,855       0.0%
 #*  Medical Transcription Billing Corp.      8,924      30,074       0.0%
 #*  Medpace Holdings, Inc.                   7,959     294,403       0.0%
 #*  MEI Pharma, Inc.                        25,224      56,502       0.0%
 #*  Melinta Therapeutics, Inc.             147,344   1,001,939       0.0%
 #   Meridian Bioscience, Inc.              605,823   8,845,016       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
 Health Care -- (Continued)
 *   Merit Medical Systems, Inc.           576,077 $27,939,734       0.2%
 #   Merrimack Pharmaceuticals, Inc.        85,584     725,752       0.0%
 *   Micron Solutions, Inc.                  6,674      24,866       0.0%
 #*  MiMedx Group, Inc.                      3,062      25,139       0.0%
 #*  Minerva Neurosciences, Inc.            81,976     536,943       0.0%
 *   Miragen Therapeutics, Inc.             92,884     637,184       0.0%
 #*  Mirati Therapeutics, Inc.              38,591   1,188,603       0.0%
 #*  Misonix, Inc.                          84,964     934,604       0.0%
 #*  Molecular Templates, Inc.              12,110     106,810       0.0%
 *   Moleculin Biotech, Inc.                10,785      19,737       0.0%
 #*  Molina Healthcare, Inc.                29,443   2,451,130       0.0%
 #*  Momenta Pharmaceuticals, Inc.         321,737   6,692,130       0.0%
 #*  Myriad Genetics, Inc.                 771,774  21,833,486       0.1%
 #*  Nabriva Therapeutics P.L.C.            88,780     426,144       0.0%
     National HealthCare Corp.              51,978   3,185,212       0.0%
 #   National Research Corp.               126,293   4,129,781       0.0%
 #*  Natus Medical, Inc.                   351,699  11,623,652       0.1%
 #*  Neogen Corp.                          321,534  21,912,542       0.1%
 #*  NeoGenomics, Inc.                     229,133   2,195,094       0.0%
 *   Neurotrope, Inc.                       12,308     108,187       0.0%
 #*  NewLink Genetics Corp.                 20,399      93,019       0.0%
 #*  NuVasive, Inc.                        395,609  21,050,355       0.1%
 *   Nuvectra Corp.                        188,117   2,422,947       0.0%
 #*  Obalon Therapeutics, Inc.              10,929      42,077       0.0%
 #*  Omnicell, Inc.                        397,763  17,143,585       0.1%
 #*  Ophthotech Corp.                      119,558     314,438       0.0%
 #*  Opiant Pharmaceuticals, Inc.            2,884      56,123       0.0%
 #*  OPKO Health, Inc.                   1,168,985   3,553,714       0.0%
 *   OraSure Technologies, Inc.          1,205,219  21,368,533       0.1%
 *   Orthofix International NV             225,885  13,783,503       0.1%
 #*  Otonomy, Inc.                         247,002     926,258       0.0%
 #   Owens & Minor, Inc.                   679,419  11,040,559       0.1%
 *   Pain Therapeutics, Inc.                 6,279      50,546       0.0%
 #   Patterson Cos., Inc.                  575,765  13,403,809       0.1%
 #*  PDL BioPharma, Inc.                 1,383,007   4,038,380       0.0%
 #*  Pfenex, Inc.                           62,290     346,332       0.0%
     Phibro Animal Health Corp. Class A    161,186   6,818,168       0.0%
 #*  Prestige Brands Holdings, Inc.        581,758  17,126,956       0.1%
 *   ProPhase Labs, Inc.                       259         741       0.0%
 *   Protagonist Therapeutics, Inc.          3,185      27,518       0.0%
 #*  Proteostasis Therapeutics, Inc.         1,804       9,128       0.0%
 *   Prothena Corp. P.L.C.                   1,200      14,400       0.0%
 *   Providence Service Corp. (The)        187,004  14,189,864       0.1%
     Psychemedics Corp.                     55,818   1,175,527       0.0%
 *   PTC Therapeutics, Inc.                 73,397   2,035,299       0.0%
 *   Quality Systems, Inc.                 675,794   9,075,913       0.1%
 *   Quidel Corp.                          265,911  15,077,154       0.1%
 #*  Quorum Health Corp.                   272,453   1,920,794       0.0%
 #*  R1 RCM, Inc.                          318,577   2,367,027       0.0%
 #*  Ra Pharmaceuticals, Inc.               95,529     579,861       0.0%
 *   RadNet, Inc.                          571,673   7,574,667       0.1%
 #*  Recro Pharma, Inc.                     62,023     754,200       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                          --------- -------------- ---------------
Health Care -- (Continued)
#*  Repligen Corp.                          206,855 $    7,653,635       0.1%
#*  Retrophin, Inc.                         344,981      8,659,023       0.1%
*   RTI Surgical, Inc.                      651,273      2,865,601       0.0%
#*  Sangamo Therapeutics, Inc.               17,689        279,486       0.0%
*   Savara, Inc.                              2,000         18,520       0.0%
#*  SCYNEXIS, Inc.                           32,576         38,440       0.0%
*   SeaSpine Holdings Corp.                 110,342      1,270,036       0.0%
*   Select Medical Holdings Corp.         1,336,678     24,127,038       0.1%
*   SELLAS Life Sciences Group, Inc.          4,847         27,337       0.0%
#*  Sierra Oncology, Inc.                    83,337        171,674       0.0%
#   Simulations Plus, Inc.                  162,595      2,674,688       0.0%
*   Sonoma Pharmaceuticals, Inc.              2,032          7,722       0.0%
#*  Spectrum Pharmaceuticals, Inc.          839,647     13,367,180       0.1%
#*  Stemline Therapeutics, Inc.              70,785      1,217,502       0.0%
#*  Supernus Pharmaceuticals, Inc.          478,161     22,425,751       0.1%
#*  Surgery Partners, Inc.                  223,277      3,572,432       0.0%
*   Surmodics, Inc.                         192,200      7,178,670       0.0%
#*  Syndax Pharmaceuticals, Inc.            143,735      1,500,593       0.0%
#*  Syneos Health, Inc.                     386,358     14,720,240       0.1%
*   Synlogic, Inc.                           20,375        268,543       0.0%
#*  Taro Pharmaceutical Industries, Ltd.      5,303        540,800       0.0%
#*  Teligent, Inc.                            7,000         21,000       0.0%
#*  Tenax Therapeutics, Inc.                  6,712         41,413       0.0%
#*  Tenet Healthcare Corp.                  512,985     12,280,861       0.1%
#*  Tetraphase Pharmaceuticals, Inc.        573,416      1,846,400       0.0%
#*  Tivity Health, Inc.                     340,208     12,230,478       0.1%
#*  Trevena, Inc.                           560,685      1,042,874       0.0%
#*  Triple-S Management Corp. Class B       181,910      5,157,149       0.0%
#   US Physical Therapy, Inc.               128,359     11,712,759       0.1%
    Utah Medical Products, Inc.              35,150      3,569,483       0.0%
#*  Varex Imaging Corp.                     100,074      3,601,663       0.0%
#*  Verastem, Inc.                          142,261        593,228       0.0%
*   Versartis, Inc.                          60,818         91,227       0.0%
#*  Voyager Therapeutics, Inc.               15,619        283,641       0.0%
#*  Zafgen, Inc.                            184,774      1,254,615       0.0%
#*  Zogenix, Inc.                           137,789      5,415,108       0.0%
#*  Zynerba Pharmaceuticals, Inc.            15,123        155,313       0.0%
                                                    --------------       ---
Total Health Care                                    1,518,886,663       8.7%
                                                    --------------       ---
Industrials -- (16.2%)
#   AAON, Inc.                              503,101     17,105,434       0.1%
#   AAR Corp.                               267,276     11,573,051       0.1%
#   ABM Industries, Inc.                    684,758     21,316,517       0.1%
*   Acacia Research Corp.                   301,684      1,101,147       0.0%
    ACCO Brands Corp.                       971,373     11,705,045       0.1%
#   Acme United Corp.                        14,058        300,279       0.0%
#   Actuant Corp. Class A                   581,634     13,697,481       0.1%
#   Advanced Drainage Systems, Inc.         168,879      4,255,751       0.0%
*   Aegion Corp.                            253,185      5,744,768       0.0%
*   AeroCentury Corp.                         2,989         47,675       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.       685,099     19,141,666       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                           --------- ----------- ---------------
Industrials -- (Continued)
#*  Aerovironment, Inc.                      370,573 $20,196,228       0.1%
*   Air Transport Services Group, Inc.       678,389  13,730,593       0.1%
#   Aircastle, Ltd.                          728,660  14,281,736       0.1%
    Alamo Group, Inc.                         90,687   9,927,506       0.1%
#   Albany International Corp. Class A       294,573  17,423,993       0.1%
#   Allegiant Travel Co.                     154,735  24,796,284       0.1%
    Allied Motion Technologies, Inc.         119,787   4,775,908       0.0%
#*  Alpha PRO Tech, Ltd.                      20,453      67,495       0.0%
    Altra Industrial Motion Corp.            267,757  11,152,079       0.1%
*   Ameresco, Inc. Class A                   135,240   1,602,594       0.0%
#   American Railcar Industries, Inc.        111,040   4,213,968       0.0%
#*  American Superconductor Corp.              2,808      16,567       0.0%
#*  American Woodmark Corp.                  166,327  13,672,079       0.1%
*   AMREP Corp.                                8,340      60,257       0.0%
#   Apogee Enterprises, Inc.                 300,647  12,359,598       0.1%
    Applied Industrial Technologies, Inc.    406,003  25,963,892       0.2%
*   ARC Document Solutions, Inc.             538,976   1,185,747       0.0%
    ArcBest Corp.                            193,647   6,216,069       0.0%
    Argan, Inc.                              174,930   6,997,200       0.0%
*   Armstrong Flooring, Inc.                 272,288   3,362,757       0.0%
*   Armstrong World Industries, Inc.         528,717  29,608,152       0.2%
#*  Arotech Corp.                            180,590     577,888       0.0%
#*  Art's-Way Manufacturing Co., Inc.            400       1,080       0.0%
*   ASGN, Inc.                               506,767  40,860,623       0.2%
    Astec Industries, Inc.                   243,436  13,525,304       0.1%
#*  Astronics Corp.                          184,671   6,755,265       0.0%
*   Atkore International Group, Inc.         155,278   2,759,290       0.0%
#*  Atlas Air Worldwide Holdings, Inc.       190,274  12,063,372       0.1%
*   Avalon Holdings Corp. Class A             41,336      86,392       0.0%
#*  Avis Budget Group, Inc.                  416,240  20,566,418       0.1%
#*  Axon Enterprise, Inc.                    494,950  20,778,001       0.1%
#   AZZ, Inc.                                270,961  12,071,313       0.1%
#*  Babcock & Wilcox Enterprises, Inc.     1,280,862   2,920,365       0.0%
    Barnes Group, Inc.                       536,837  29,810,559       0.2%
    Barrett Business Services, Inc.          100,660   8,809,763       0.1%
*   Beacon Roofing Supply, Inc.              682,180  33,392,711       0.2%
#   BG Staffing, Inc.                         10,752     205,041       0.0%
#*  Blue Bird Corp.                           50,654   1,203,033       0.0%
*   BlueLinx Holdings, Inc.                   87,745   3,529,104       0.0%
*   BMC Stock Holdings, Inc.                 323,357   5,577,908       0.0%
    Brady Corp. Class A                      454,449  16,541,944       0.1%
#   Briggs & Stratton Corp.                  319,447   5,759,629       0.0%
    Brink's Co. (The)                        471,625  34,805,925       0.2%
#*  Broadwind Energy, Inc.                    21,805      57,565       0.0%
*   Builders FirstSource, Inc.             1,062,117  19,362,393       0.1%
*   CAI International, Inc.                  217,703   4,893,963       0.0%
*   Casella Waste Systems, Inc. Class A      799,553  19,597,044       0.1%
*   CBIZ, Inc.                               437,359   8,134,877       0.1%
    CECO Environmental Corp.                 381,265   1,791,946       0.0%
#   Celadon Group, Inc.                      128,400     360,804       0.0%
#*  Chart Industries, Inc.                   496,806  28,188,772       0.2%
#   Chicago Bridge & Iron Co. NV             305,185   4,608,294       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Industrials -- (Continued)
#   Chicago Rivet & Machine Co.                      4,772 $   138,460       0.0%
#*  Cimpress NV                                    314,031  45,160,798       0.3%
#   CIRCOR International, Inc.                     185,064   7,841,162       0.0%
*   Civeo Corp.                                    296,564     993,489       0.0%
#*  Clean Harbors, Inc.                            518,261  23,736,354       0.1%
#*  Colfax Corp.                                   234,919   7,284,838       0.0%
    Columbus McKinnon Corp.                        193,508   6,943,067       0.0%
    Comfort Systems USA, Inc.                      372,873  15,735,241       0.1%
*   Commercial Vehicle Group, Inc.                 591,249   3,967,281       0.0%
    CompX International, Inc.                        9,814     134,943       0.0%
*   Continental Building Products, Inc.            417,759  11,739,028       0.1%
#*  Continental Materials Corp.                        397       7,526       0.0%
    Costamare, Inc.                                235,399   1,598,359       0.0%
#   Covanta Holding Corp.                        1,413,206  21,056,769       0.1%
*   Covenant Transportation Group, Inc. Class A    166,597   4,623,067       0.0%
*   CPI Aerostructures, Inc.                        95,681     913,754       0.0%
    CRA International, Inc.                         60,770   3,431,682       0.0%
*   CSW Industrials, Inc.                           72,514   3,143,482       0.0%
#   Cubic Corp.                                    271,157  16,743,945       0.1%
    Curtiss-Wright Corp.                           109,005  13,957,000       0.1%
#   Deluxe Corp.                                   426,373  29,223,605       0.2%
    DMC Global, Inc.                               138,286   5,351,668       0.0%
    Douglas Dynamics, Inc.                         308,547  12,881,837       0.1%
*   Ducommun, Inc.                                  96,984   2,821,265       0.0%
*   DXP Enterprises, Inc.                          259,929   9,435,423       0.1%
#*  Dycom Industries, Inc.                         329,337  34,204,941       0.2%
    Eastern Co. (The)                               31,084     882,786       0.0%
#*  Echo Global Logistics, Inc.                    383,417  10,467,284       0.1%
    Ecology and Environment, Inc. Class A           10,494     136,947       0.0%
    EMCOR Group, Inc.                              292,802  21,547,299       0.1%
    Encore Wire Corp.                              161,052   8,479,388       0.1%
    EnerSys                                        443,663  30,417,535       0.2%
#*  Engility Holdings, Inc.                        186,122   4,731,221       0.0%
    Ennis, Inc.                                    146,556   2,623,352       0.0%
    EnPro Industries, Inc.                         211,758  15,913,614       0.1%
#   EnviroStar, Inc.                                 7,443     271,670       0.0%
#   ESCO Technologies, Inc.                        210,875  11,777,369       0.1%
#   Espey Manufacturing & Electronics Corp.         13,081     347,297       0.0%
    Essendant, Inc.                                435,064   3,236,876       0.0%
*   Esterline Technologies Corp.                   284,060  20,409,711       0.1%
    Exponent, Inc.                                 253,767  21,925,469       0.1%
    Federal Signal Corp.                           707,459  15,323,562       0.1%
    Forrester Research, Inc.                       190,874   7,596,785       0.0%
    Forward Air Corp.                              311,190  16,801,148       0.1%
#*  Franklin Covey Co.                             140,566   3,429,810       0.0%
    Franklin Electric Co., Inc.                    467,822  19,180,702       0.1%
    FreightCar America, Inc.                       116,688   1,626,631       0.0%
*   FTI Consulting, Inc.                           402,955  23,532,572       0.1%
*   Fuel Tech, Inc.                                  1,332       1,705       0.0%
*   FuelCell Energy, Inc.                            4,907       9,127       0.0%
#   GATX Corp.                                     338,436  22,079,565       0.1%
*   Genco Shipping & Trading, Ltd.                   7,555     120,880       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Industrials -- (Continued)
*   Gencor Industries, Inc.                      73,825 $ 1,147,979       0.0%
#*  Generac Holdings, Inc.                      642,481  28,918,070       0.2%
#   General Cable Corp.                         172,709   5,120,822       0.0%
#*  Gibraltar Industries, Inc.                  264,806   9,307,931       0.1%
    Global Brass & Copper Holdings, Inc.        279,479   8,384,370       0.1%
*   GMS, Inc.                                    92,511   2,882,643       0.0%
#*  Goldfield Corp. (The)                       519,216   2,180,707       0.0%
    Gorman-Rupp Co. (The)                       373,917  11,770,907       0.1%
*   GP Strategies Corp.                         191,039   3,983,163       0.0%
    Graham Corp.                                 98,918   2,134,650       0.0%
#   Granite Construction, Inc.                  478,329  25,054,873       0.1%
*   Great Lakes Dredge & Dock Corp.             565,190   2,599,874       0.0%
#   Greenbrier Cos., Inc. (The)                 199,216   8,735,622       0.1%
#   Griffon Corp.                               268,698   5,347,090       0.0%
    H&E Equipment Services, Inc.                439,423  14,215,334       0.1%
    Hardinge, Inc.                              102,194   1,874,238       0.0%
*   Harsco Corp.                                650,196  13,296,508       0.1%
#   Hawaiian Holdings, Inc.                     578,979  23,853,935       0.1%
#*  HC2 Holdings, Inc.                           13,289      67,774       0.0%
#   Healthcare Services Group, Inc.             495,491  19,140,817       0.1%
#   Heartland Express, Inc.                     832,530  14,844,010       0.1%
    Heidrick & Struggles International, Inc.    210,054   7,908,533       0.1%
#*  Herc Holdings, Inc.                         197,444  10,395,427       0.1%
*   Heritage-Crystal Clean, Inc.                109,901   2,324,406       0.0%
    Herman Miller, Inc.                         597,125  18,331,738       0.1%
#*  Hertz Global Holdings, Inc.                 810,933  17,759,433       0.1%
*   Hill International, Inc.                    597,787   3,168,271       0.0%
    Hillenbrand, Inc.                           610,410  28,292,503       0.2%
#   HNI Corp.                                   429,101  14,327,682       0.1%
*   Houston Wire & Cable Co.                    194,250   1,398,600       0.0%
*   Hub Group, Inc. Class A                     360,002  15,822,088       0.1%
*   Hudson Global, Inc.                         120,131     225,846       0.0%
#*  Hudson Technologies, Inc.                   824,080   3,609,470       0.0%
    Hurco Cos., Inc.                             48,505   2,143,921       0.0%
*   Huron Consulting Group, Inc.                220,243   8,248,100       0.1%
#*  Huttig Building Products, Inc.              127,482     791,663       0.0%
    Hyster-Yale Materials Handling, Inc.        125,057   8,904,058       0.1%
    ICF International, Inc.                     151,252  10,149,009       0.1%
#*  IES Holdings, Inc.                          233,634   3,948,415       0.0%
*   InnerWorkings, Inc.                         950,270   9,597,727       0.1%
#*  Innovative Solutions & Support, Inc.         46,017     165,201       0.0%
    Insperity, Inc.                             449,144  36,043,806       0.2%
#   Insteel Industries, Inc.                    383,021  11,502,121       0.1%
    Interface, Inc.                             637,947  14,034,834       0.1%
#*  Intersections, Inc.                          47,158      82,998       0.0%
    ITT, Inc.                                   108,761   5,317,325       0.0%
#*  JELD-WEN Holding, Inc.                      185,558   5,216,035       0.0%
#   John Bean Technologies Corp.                300,070  32,332,542       0.2%
    Kadant, Inc.                                 65,197   6,014,423       0.0%
    Kaman Corp.                                 280,859  17,031,290       0.1%
#   KBR, Inc.                                 1,662,095  27,740,366       0.2%
    Kelly Services, Inc. Class A                243,007   7,110,385       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                --------- ----------- ---------------
Industrials -- (Continued)
#   Kelly Services, Inc. Class B                      350 $    11,923       0.0%
#   Kennametal, Inc.                              766,883  27,952,885       0.2%
#*  KeyW Holding Corp. (The)                      249,972   1,934,783       0.0%
    Kforce, Inc.                                  467,068  12,400,655       0.1%
    Kimball International, Inc. Class B           690,279  11,403,409       0.1%
#*  Kirby Corp.                                   244,525  20,857,982       0.1%
#*  KLX, Inc.                                     562,905  44,036,058       0.3%
#   Knight-Swift Transportation Holdings, Inc.     30,448   1,187,776       0.0%
    Knoll, Inc.                                   507,858   9,684,852       0.1%
    Korn/Ferry International                      626,722  33,504,558       0.2%
#*  Kratos Defense & Security Solutions, Inc.   1,472,568  14,740,406       0.1%
    Landstar System, Inc.                         161,778  16,444,734       0.1%
*   Lawson Products, Inc.                          91,092   2,108,780       0.0%
#*  Layne Christensen Co.                         137,992   1,947,067       0.0%
*   LB Foster Co. Class A                         106,102   2,498,702       0.0%
#*  Limbach Holdings, Inc.                         65,956     828,407       0.0%
#   Lindsay Corp.                                  81,811   7,187,914       0.0%
#   LS Starrett Co. (The) Class A                  32,592     198,811       0.0%
    LSC Communications, Inc.                      295,816   5,170,864       0.0%
#   LSI Industries, Inc.                          266,203   1,631,824       0.0%
*   Lydall, Inc.                                  141,006   6,288,868       0.0%
#   Macquarie Infrastructure Corp.                303,469  11,501,475       0.1%
*   Manitex International, Inc.                    46,052     473,875       0.0%
#*  Manitowoc Co., Inc. (The)                     551,085  13,584,245       0.1%
    Marten Transport, Ltd.                        386,244   7,531,758       0.0%
*   Masonite International Corp.                   82,385   5,000,770       0.0%
#*  MasTec, Inc.                                  738,480  32,493,120       0.2%
*   Mastech Digital, Inc.                           5,774      84,589       0.0%
    Matson, Inc.                                  432,256  12,634,843       0.1%
#   Matthews International Corp. Class A          337,426  16,584,488       0.1%
    McGrath RentCorp                              183,789  10,830,686       0.1%
#*  Mercury Systems, Inc.                         427,009  13,698,449       0.1%
*   Meritor, Inc.                               1,304,954  25,407,454       0.1%
*   Milacron Holdings Corp.                       137,542   2,479,882       0.0%
    Miller Industries, Inc.                        74,290   1,838,678       0.0%
*   Mistras Group, Inc.                           285,917   5,566,804       0.0%
#   Mobile Mini, Inc.                             405,632  17,036,544       0.1%
*   Moog, Inc. Class A                            320,724  26,289,746       0.2%
*   MRC Global, Inc.                            1,199,706  22,470,493       0.1%
    MSA Safety, Inc.                              362,977  31,520,923       0.2%
    Mueller Industries, Inc.                      581,212  15,797,342       0.1%
    Mueller Water Products, Inc. Class A        2,025,341  19,828,088       0.1%
#   Multi-Color Corp.                             163,640  10,628,418       0.1%
*   MYR Group, Inc.                               174,159   5,224,770       0.0%
#   National Presto Industries, Inc.               32,598   3,121,259       0.0%
*   Navigant Consulting, Inc.                     387,362   8,285,673       0.1%
#*  Navistar International Corp.                  506,506  17,631,474       0.1%
*   NCI Building Systems, Inc.                    400,069   7,001,208       0.0%
*   Nexeo Solutions, Inc.                          14,378     146,512       0.0%
*   NL Industries, Inc.                           354,815   2,714,335       0.0%
    NN, Inc.                                      257,479   5,226,824       0.0%
#*  Northwest Pipe Co.                            116,179   2,292,212       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                             --------- ----------- ---------------
Industrials -- (Continued)
#*  NOW, Inc.                                1,107,385 $13,432,580       0.1%
#*  NV5 Global, Inc.                           120,761   7,106,785       0.0%
#   Omega Flex, Inc.                            52,676   3,439,743       0.0%
*   Orion Group Holdings, Inc.                 239,291   1,450,103       0.0%
*   PAM Transportation Services, Inc.           29,168   1,049,756       0.0%
    Park-Ohio Holdings Corp.                   121,751   4,614,363       0.0%
#*  Patrick Industries, Inc.                   238,612  13,577,023       0.1%
*   Patriot Transportation Holding, Inc.        12,982     234,974       0.0%
    Pendrell Corp.                                 430     296,700       0.0%
*   Performant Financial Corp.                 260,693     787,293       0.0%
*   Perma-Pipe International Holdings, Inc.     39,691     359,204       0.0%
*   PGT Innovations, Inc.                      898,371  15,676,574       0.1%
    Pitney Bowes, Inc.                       1,255,541  12,831,629       0.1%
#   Powell Industries, Inc.                    111,473   3,349,764       0.0%
    Preformed Line Products Co.                 27,651   1,859,530       0.0%
    Primoris Services Corp.                    496,580  12,707,482       0.1%
#*  Proto Labs, Inc.                           214,074  25,506,917       0.2%
#   Quad/Graphics, Inc.                        182,915   4,519,830       0.0%
    Quanex Building Products Corp.             348,571   5,977,993       0.0%
#*  Radiant Logistics, Inc.                    339,420   1,198,153       0.0%
    Raven Industries, Inc.                     375,816  13,754,866       0.1%
#*  RBC Bearings, Inc.                         255,557  29,741,724       0.2%
    RCM Technologies, Inc.                     144,218     749,934       0.0%
#*  Red Violet, Inc.                               816       5,141       0.0%
    Regal Beloit Corp.                         442,440  31,501,728       0.2%
    Resources Connection, Inc.                 355,643   5,565,813       0.0%
    REV Group, Inc.                             26,755     482,928       0.0%
*   Revolution Lighting Technologies, Inc.       1,600       5,696       0.0%
*   Rexnord Corp.                            1,026,473  28,238,272       0.2%
#*  Roadrunner Transportation Systems, Inc.    231,094     496,852       0.0%
    RPX Corp.                                  400,635   4,338,877       0.0%
    RR Donnelley & Sons Co.                     82,281     695,274       0.0%
*   Rush Enterprises, Inc. Class A             247,887  10,121,226       0.1%
*   Rush Enterprises, Inc. Class B              49,400   1,922,154       0.0%
*   Saia, Inc.                                 240,325  15,873,466       0.1%
#   Scorpio Bulkers, Inc.                      270,867   2,072,133       0.0%
    Servotronics, Inc.                           1,500      14,205       0.0%
#*  SIFCO Industries, Inc.                      18,366     100,095       0.0%
#   Simpson Manufacturing Co., Inc.            480,682  26,283,692       0.2%
#*  Sino-Global Shipping America, Ltd.          60,808      66,281       0.0%
#*  SiteOne Landscape Supply, Inc.              47,764   3,271,834       0.0%
#   SkyWest, Inc.                              376,817  21,440,887       0.1%
*   SP Plus Corp.                              216,141   7,597,356       0.0%
    Spartan Motors, Inc.                       522,602   9,328,446       0.1%
*   Sparton Corp.                              134,790   2,489,571       0.0%
#*  Spirit Airlines, Inc.                      703,670  25,135,092       0.1%
*   SPX Corp.                                  261,972   8,288,794       0.1%
*   SPX FLOW, Inc.                             381,765  17,179,425       0.1%
    Standex International Corp.                131,853  12,783,148       0.1%
    Steelcase, Inc. Class A                    877,414  11,625,736       0.1%
#*  Sterling Construction Co., Inc.            417,915   4,651,394       0.0%
    Sun Hydraulics Corp.                       252,292  12,253,822       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                            --------- -------------- ---------------
Industrials -- (Continued)
#*  Sunrun, Inc.                                4,220 $       38,908       0.0%
#*  Taylor Devices, Inc.                          769          7,836       0.0%
#*  Team, Inc.                                316,731      5,368,590       0.0%
#   Tennant Co.                               178,953     13,242,522       0.1%
#   Terex Corp.                             1,116,268     40,766,107       0.2%
    Tetra Tech, Inc.                          660,168     31,952,131       0.2%
#*  Textainer Group Holdings, Ltd.            226,392      3,893,942       0.0%
*   Thermon Group Holdings, Inc.              381,421      8,692,585       0.1%
    Timken Co. (The)                          660,990     28,257,322       0.2%
    Titan International, Inc.                 636,954      6,560,626       0.0%
#*  Titan Machinery, Inc.                     222,021      4,289,446       0.0%
#*  TPI Composites, Inc.                      196,026      4,439,989       0.0%
*   Transcat, Inc.                              9,134        150,711       0.0%
*   Trex Co., Inc.                            310,296     32,233,548       0.2%
*   TriMas Corp.                              427,094     11,574,247       0.1%
*   TriNet Group, Inc.                        373,529     19,292,773       0.1%
    Triton International, Ltd.                735,191     22,798,273       0.1%
#   Triumph Group, Inc.                       478,263     11,310,920       0.1%
*   TrueBlue, Inc.                            438,542     11,687,144       0.1%
#*  Tutor Perini Corp.                        371,872      7,679,157       0.0%
#*  Twin Disc, Inc.                           129,150      2,851,632       0.0%
*   Ultralife Corp.                           109,064        921,591       0.0%
#   UniFirst Corp.                            172,983     27,781,070       0.2%
    Universal Forest Products, Inc.           583,620     18,605,806       0.1%
    Universal Logistics Holdings, Inc.        129,729      2,847,552       0.0%
#   US Ecology, Inc.                          215,962     11,510,775       0.1%
*   USA Truck, Inc.                            92,812      2,230,272       0.0%
    Valmont Industries, Inc.                  230,783     32,794,264       0.2%
*   Vectrus, Inc.                             138,930      5,001,480       0.0%
#*  Veritiv Corp.                              93,026      3,539,639       0.0%
    Viad Corp.                                155,251      7,878,988       0.0%
#*  Vicor Corp.                               106,964      3,834,659       0.0%
    Virco Manufacturing Corp.                  30,131        126,550       0.0%
#*  Volt Information Sciences, Inc.           170,859        461,319       0.0%
    VSE Corp.                                  65,684      3,368,932       0.0%
#   Wabash National Corp.                     751,453     15,074,147       0.1%
#*  WageWorks, Inc.                           185,115      7,710,040       0.0%
#   Watsco, Inc. Class B                       10,072      1,717,276       0.0%
    Watts Water Technologies, Inc. Class A    273,547     20,379,251       0.1%
#*  Welbilt, Inc.                           1,607,874     30,806,866       0.2%
#   Werner Enterprises, Inc.                  963,865     33,060,569       0.2%
#*  Wesco Aircraft Holdings, Inc.             859,809      8,684,071       0.1%
#*  WESCO International, Inc.                 501,109     29,841,041       0.2%
#*  Willdan Group, Inc.                       184,103      5,265,346       0.0%
#*  Willis Lease Finance Corp.                 26,350        861,118       0.0%
*   Xerium Technologies, Inc.                 122,684        803,580       0.0%
*   YRC Worldwide, Inc.                       691,298      5,751,599       0.0%
                                                      --------------      ----
Total Industrials                                      3,330,881,587      19.0%
                                                      --------------      ----
Information Technology -- (11.2%)
#*  Acacia Communications, Inc.                18,010        506,982       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Information Technology -- (Continued)
#*         ACI Worldwide, Inc.                1,138,214 $26,463,475       0.2%
(degrees)  Actua Corp.                           41,860      41,860       0.0%
*          Acxiom Corp.                         793,919  20,626,016       0.1%
           ADTRAN, Inc.                         583,675   8,550,839       0.1%
*          Advanced Energy Industries, Inc.     443,745  26,425,015       0.2%
*          Agilysys, Inc.                       344,399   4,057,020       0.0%
#*         Alarm.com Holdings, Inc.              59,999   2,422,760       0.0%
*          Alpha & Omega Semiconductor, Ltd.    222,216   3,368,795       0.0%
#*         Ambarella, Inc.                      157,140   7,321,153       0.0%
           American Software, Inc. Class A      298,903   3,814,002       0.0%
*          Amkor Technology, Inc.             2,420,277  20,039,894       0.1%
*          Amtech Systems, Inc.                 166,315   1,152,563       0.0%
*          Anixter International, Inc.          325,469  19,170,124       0.1%
*          Appfolio, Inc. Class A                42,267   2,026,703       0.0%
#*         Applied Optoelectronics, Inc.         63,207   2,020,096       0.0%
           AstroNova, Inc.                       33,349     595,280       0.0%
#*         Asure Software, Inc.                  91,474   1,384,916       0.0%
#*         AutoWeb, Inc.                         58,232     212,547       0.0%
*          Aviat Networks, Inc.                  25,167     409,467       0.0%
#*         Avid Technology, Inc.                696,038   3,118,250       0.0%
           AVX Corp.                            469,177   6,925,053       0.0%
*          Aware, Inc.                          122,298     476,962       0.0%
*          Axcelis Technologies, Inc.           475,674  10,464,828       0.1%
#*         AXT, Inc.                            481,192   2,814,973       0.0%
#          Badger Meter, Inc.                   279,477  11,863,799       0.1%
           Bel Fuse, Inc. Class A                 8,954     160,187       0.0%
           Bel Fuse, Inc. Class B               122,374   2,367,937       0.0%
#          Belden, Inc.                         421,484  25,963,414       0.2%
           Benchmark Electronics, Inc.          258,027   6,786,110       0.0%
#          Black Box Corp.                      288,916     563,386       0.0%
#          Blackbaud, Inc.                      225,673  23,686,638       0.1%
#*         Blackhawk Network Holdings, Inc.     575,742  25,850,816       0.2%
#*         Blucora, Inc.                        304,434   7,915,284       0.1%
#*         Bottomline Technologies de, Inc.     154,875   6,120,660       0.0%
#*         BroadVision, Inc.                     18,154      40,847       0.0%
#          Brooks Automation, Inc.              656,432  16,332,028       0.1%
*          BSQUARE Corp.                        135,364     609,138       0.0%
           Cabot Microelectronics Corp.         253,991  25,767,387       0.2%
*          CACI International, Inc. Class A     241,640  36,499,722       0.2%
#*         CalAmp Corp.                         703,464  13,893,414       0.1%
#*         Calix, Inc.                          956,614   6,361,483       0.0%
#*         Carbonite, Inc.                      519,074  16,143,201       0.1%
*          Cardtronics P.L.C. Class A           448,940  11,784,675       0.1%
#*         Cars.com, Inc.                       487,769  13,891,661       0.1%
           Cass Information Systems, Inc.       116,948   7,073,015       0.0%
#          CCUR Holdings, Inc.                   48,574     252,585       0.0%
*          Ceva, Inc.                           171,257   5,582,978       0.0%
#*         Ciena Corp.                        1,408,658  36,272,943       0.2%
#*         Cirrus Logic, Inc.                   553,076  20,170,682       0.1%
#*         Clearfield, Inc.                     115,440   1,408,368       0.0%
           Cohu, Inc.                           294,209   6,296,073       0.0%
*          CommerceHub, Inc. Series A            71,370   1,617,958       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE+    OF NET ASSETS**
                                                  --------- ----------- ---------------
Information Technology -- (Continued)
    Communications Systems, Inc.                     32,263 $   115,502       0.0%
*   Computer Task Group, Inc.                       151,592   1,162,711       0.0%
    Comtech Telecommunications Corp.                222,724   6,813,127       0.0%
#*  Conduent, Inc.                                1,942,896  37,808,756       0.2%
#*  Control4 Corp.                                  435,983   9,085,886       0.1%
#   Convergys Corp.                                 701,536  16,387,881       0.1%
*   CoreLogic, Inc.                                 290,646  14,386,977       0.1%
#*  Cray, Inc.                                      393,284   9,379,823       0.1%
#*  Cree, Inc.                                    1,214,607  45,329,133       0.3%
    CSG Systems International, Inc.                 314,670  13,464,729       0.1%
    CSP, Inc.                                        16,000     174,240       0.0%
    CTS Corp.                                       248,650   7,447,067       0.1%
#*  CUI Global, Inc.                                 13,823      38,013       0.0%
#*  CVD Equipment Corp.                               8,212      67,585       0.0%
#*  CyberOptics Corp.                               141,245   2,153,986       0.0%
    Daktronics, Inc.                                642,843   5,792,015       0.0%
*   DASAN Zhone Solutions, Inc.                       3,655      40,315       0.0%
*   Data I/O Corp.                                  139,294     873,373       0.0%
*   Datawatch Corp.                                  12,178     112,038       0.0%
*   DHI Group, Inc.                                 759,423   1,063,192       0.0%
#   Diebold Nixdorf, Inc.                           493,640   7,577,374       0.1%
*   Digi International, Inc.                        165,930   1,908,195       0.0%
#*  Digital Turbine, Inc.                             6,801      10,814       0.0%
*   Diodes, Inc.                                    473,230  13,510,716       0.1%
#*  Document Security Systems, Inc.                  21,530      25,621       0.0%
*   DSP Group, Inc.                                 217,307   2,596,819       0.0%
#*  Eastman Kodak Co.                               193,566     958,152       0.0%
#   Ebix, Inc.                                      208,062  16,124,805       0.1%
*   Edgewater Technology, Inc.                       49,822     286,477       0.0%
#*  eGain Corp.                                      32,389     280,165       0.0%
#*  Electro Scientific Industries, Inc.             580,179  10,443,222       0.1%
#*  Electronics for Imaging, Inc.                   483,742  13,399,653       0.1%
#*  Ellie Mae, Inc.                                 306,319  29,673,122       0.2%
#*  Emcore Corp.                                    190,933     859,198       0.0%
#*  Endurance International Group Holdings, Inc.     69,639     511,847       0.0%
    Entegris, Inc.                                1,229,681  39,595,728       0.2%
*   Envestnet, Inc.                                  74,326   4,035,902       0.0%
*   ePlus, Inc.                                      73,199   5,844,940       0.0%
*   Everi Holdings, Inc.                            218,394   1,399,906       0.0%
    EVERTEC, Inc.                                   162,773   2,970,607       0.0%
*   Evolving Systems, Inc.                            9,500      35,625       0.0%
*   ExlService Holdings, Inc.                       339,770  19,642,104       0.1%
#*  Extreme Networks, Inc.                          487,212   5,213,168       0.0%
#*  Fabrinet                                        415,424  11,719,111       0.1%
#*  FARO Technologies, Inc.                         175,674   8,871,537       0.1%
#*  Finisar Corp.                                 1,216,252  18,949,206       0.1%
#*  Finjan Holdings, Inc.                           292,904     864,067       0.0%
#*  Fitbit, Inc. Class A                            141,307     784,254       0.0%
*   FormFactor, Inc.                                858,317   9,849,188       0.1%
*   Frequency Electronics, Inc.                      47,309     416,792       0.0%
    GlobalSCAPE, Inc.                                82,072     306,129       0.0%
#*  Globant SA                                       19,862     893,989       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                               --------- ----------- ---------------
Information Technology -- (Continued)
#*  Glu Mobile, Inc.                             771,687 $ 3,379,989       0.0%
*   GSE Systems, Inc.                             72,970     233,504       0.0%
*   GSI Technology, Inc.                         166,892   1,223,318       0.0%
#*  GTT Communications, Inc.                     479,281  23,029,452       0.1%
    Hackett Group, Inc. (The)                    572,669   9,282,964       0.1%
#*  Harmonic, Inc.                             1,555,564   5,677,809       0.0%
#*  Ichor Holdings, Ltd.                         240,194   5,308,287       0.0%
*   ID Systems, Inc.                              38,571     264,211       0.0%
*   IEC Electronics Corp.                         24,655     108,975       0.0%
#*  II-VI, Inc.                                  585,289  22,299,511       0.1%
#*  Image Sensing Systems, Inc.                   27,942     127,136       0.0%
#*  Impinj, Inc.                                  12,300     151,167       0.0%
#*  Infinera Corp.                             1,285,977  15,071,650       0.1%
*   Information Services Group, Inc.               6,925      30,055       0.0%
#*  Innodata, Inc.                                71,340      82,041       0.0%
#*  Inphi Corp.                                  129,868   3,711,627       0.0%
#*  Inseego Corp.                                  6,875      14,713       0.0%
#*  Insight Enterprises, Inc.                    276,301   9,794,870       0.1%
#*  Integrated Device Technology, Inc.         1,091,642  30,380,397       0.2%
*   Intelligent Systems Corp.                     32,937     175,225       0.0%
    InterDigital, Inc.                           340,815  25,373,677       0.2%
#*  Internap Corp.                               188,727   2,228,866       0.0%
*   inTEST Corp.                                 113,520     817,344       0.0%
#*  Intevac, Inc.                                210,320   1,377,596       0.0%
#*  Iteris, Inc.                                  24,274     123,069       0.0%
#*  Itron, Inc.                                  396,732  25,946,273       0.2%
#   j2 Global, Inc.                              354,878  28,170,216       0.2%
#*  Kemet Corp.                                  923,492  15,902,532       0.1%
#*  Key Tronic Corp.                              55,537     390,425       0.0%
*   Kimball Electronics, Inc.                    185,489   2,940,001       0.0%
#*  Knowles Corp.                                577,470   7,391,616       0.0%
#*  Kopin Corp.                                  552,578   1,829,033       0.0%
*   Kulicke & Soffa Industries, Inc.             541,046  12,384,543       0.1%
#*  KVH Industries, Inc.                         160,950   1,706,070       0.0%
#*  Lantronix, Inc.                               10,600      25,970       0.0%
*   Lattice Semiconductor Corp.                1,168,926   6,335,579       0.0%
*   Leaf Group, Ltd.                             337,362   2,479,611       0.0%
*   LGL Group, Inc. (The)                         12,430      68,241       0.0%
#*  Lightpath Technologies, Inc. Class A         123,057     246,114       0.0%
*   Limelight Networks, Inc.                   1,350,166   6,966,857       0.0%
*   Liquidity Services, Inc.                     263,104   1,697,021       0.0%
#   Littelfuse, Inc.                              50,770   9,489,928       0.1%
#*  Lumentum Holdings, Inc.                      370,756  18,704,640       0.1%
*   Luna Innovations, Inc.                        30,766     101,220       0.0%
#*  Luxoft Holding, Inc.                         139,499   5,628,785       0.0%
#*  MACOM Technology Solutions Holdings, Inc.     95,261   1,583,238       0.0%
#*  MagnaChip Semiconductor Corp.                117,697   1,100,467       0.0%
#*  Manhattan Associates, Inc.                   383,945  16,532,672       0.1%
    ManTech International Corp. Class A          223,690  13,217,842       0.1%
    Marchex, Inc. Class B                        349,085     970,456       0.0%
#*  MaxLinear, Inc.                              635,709  14,195,382       0.1%
#*  Maxwell Technologies, Inc.                   271,184   1,391,174       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
Information Technology -- (Continued)
#*  Meet Group, Inc.(The)                 1,206,118 $ 2,870,561       0.0%
#   Mesa Laboratories, Inc.                  40,523   6,820,426       0.0%
    Methode Electronics, Inc.               383,869  15,316,373       0.1%
*   MicroStrategy, Inc. Class A              90,706  11,561,387       0.1%
#*  Mitek Systems, Inc.                      74,060     573,965       0.0%
    MKS Instruments, Inc.                   349,516  35,790,438       0.2%
*   MoneyGram International, Inc.           445,672   3,895,173       0.0%
    Monotype Imaging Holdings, Inc.         352,460   7,806,989       0.1%
#   MTS Systems Corp.                       150,088   7,624,470       0.1%
*   Nanometrics, Inc.                       413,655  10,266,917       0.1%
#*  Napco Security Technologies, Inc.       244,556   2,616,749       0.0%
#*  NCR Corp.                               137,994   4,246,075       0.0%
#*  NeoPhotonics Corp.                      612,334   3,147,397       0.0%
#*  NETGEAR, Inc.                           378,424  20,926,847       0.1%
#*  Netscout Systems, Inc.                  822,157  22,321,563       0.1%
*   NetSol Technologies, Inc.                 3,101      14,110       0.0%
    Network-1 Technologies, Inc.            148,914     414,577       0.0%
#   NIC, Inc.                               669,043   9,935,289       0.1%
#*  Novanta, Inc.                           225,881  13,281,803       0.1%
#   NVE Corp.                                38,157   3,226,937       0.0%
#*  Oclaro, Inc.                            745,924   5,907,718       0.0%
*   Optical Cable Corp.                      26,264      73,539       0.0%
#*  OSI Systems, Inc.                       220,746  14,132,159       0.1%
#*  PAR Technology Corp.                    117,384   1,677,417       0.0%
#*  Park City Group, Inc.                     1,617      12,774       0.0%
    Park Electrochemical Corp.              247,441   4,213,920       0.0%
#*  Paycom Software, Inc.                   194,645  22,230,405       0.1%
*   Paylocity Holding Corp.                  62,337   3,405,470       0.0%
    PC Connection, Inc.                      71,981   1,921,173       0.0%
    PC-Tel, Inc.                             71,090     508,293       0.0%
#*  PCM, Inc.                               115,461   1,495,220       0.0%
#*  PDF Solutions, Inc.                     409,120   4,561,688       0.0%
    Pegasystems, Inc.                       388,725  23,731,661       0.1%
*   Perceptron, Inc.                        101,307     890,489       0.0%
*   Perficient, Inc.                        378,983   9,372,250       0.1%
#*  PFSweb, Inc.                            220,483   2,048,287       0.0%
#*  Photronics, Inc.                        525,048   4,016,617       0.0%
*   Pixelworks, Inc.                        211,582     905,571       0.0%
    Plantronics, Inc.                       331,533  21,599,375       0.1%
*   Plexus Corp.                            369,938  20,287,400       0.1%
#   Power Integrations, Inc.                288,214  19,540,909       0.1%
*   Presidio, Inc.                            2,736      41,916       0.0%
*   PRGX Global, Inc.                       180,478   1,768,684       0.0%
#*  Professional Diversity Network, Inc.      9,253      26,556       0.0%
#   Progress Software Corp.                 506,828  18,717,158       0.1%
    QAD, Inc. Class A                       123,896   5,562,930       0.0%
    QAD, Inc. Class B                        15,510     534,164       0.0%
#*  Qualys, Inc.                            188,741  14,523,620       0.1%
*   Quantum Corp.                            21,433      84,017       0.0%
*   QuinStreet, Inc.                        403,861   4,539,398       0.0%
*   Qumu Corp.                               38,807      71,405       0.0%
*   Rambus, Inc.                          1,107,647  14,953,234       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Information Technology -- (Continued)
#*  RealNetworks, Inc.                          327,720 $ 1,169,960       0.0%
#*  RealPage, Inc.                              314,897  16,846,989       0.1%
    Reis, Inc.                                  139,853   2,936,913       0.0%
#   Relm Wireless Corp.                          30,643     116,290       0.0%
    RF Industries, Ltd.                          41,516     234,565       0.0%
*   Rhythmone P.L.C.                             37,696     121,970       0.0%
*   Ribbon Communications, Inc.                 495,836   2,885,766       0.0%
#   Richardson Electronics, Ltd.                 80,502     746,254       0.0%
*   Rogers Corp.                                202,508  21,607,604       0.1%
*   Rosetta Stone, Inc.                         161,770   2,250,221       0.0%
*   Rubicon Project, Inc. (The)                 358,626     781,805       0.0%
*   Rudolph Technologies, Inc.                  377,016   9,557,356       0.1%
*   Sanmina Corp.                               762,004  22,479,118       0.1%
#   Sapiens International Corp. NV                7,867      70,960       0.0%
*   ScanSource, Inc.                            225,832   7,746,038       0.1%
    Science Applications International Corp.    407,562  34,964,744       0.2%
*   Seachange International, Inc.               576,506   1,815,994       0.0%
*   Semtech Corp.                               692,720  27,223,896       0.2%
*   ServiceSource International, Inc.           289,257   1,096,284       0.0%
#*  Shutterstock, Inc.                          175,604   7,399,953       0.0%
#*  Sigma Designs, Inc.                         390,966   2,463,086       0.0%
#*  Sigmatron International, Inc.                 2,200      14,960       0.0%
*   Silicon Laboratories, Inc.                  421,780  39,183,362       0.2%
*   SMTC Corp.                                    9,870      22,800       0.0%
#*  SolarEdge Technologies, Inc.                184,045   9,689,969       0.1%
#*  Sonic Foundry, Inc.                           3,225       7,708       0.0%
*   Stamps.com, Inc.                            139,810  31,841,727       0.2%
#*  StarTek, Inc.                               261,488   2,311,554       0.0%
#*  Steel Connect, Inc.                         421,906     822,717       0.0%
#*  Stratasys, Ltd.                             253,801   4,865,365       0.0%
#*  SunPower Corp.                               66,223     564,882       0.0%
#*  Super Micro Computer, Inc.                  499,932   8,848,796       0.1%
*   Support.com, Inc.                             4,802      13,013       0.0%
*   Sykes Enterprises, Inc.                     430,102  12,369,734       0.1%
#*  Synaptics, Inc.                             312,374  13,594,516       0.1%
#*  Synchronoss Technologies, Inc.              320,006   3,584,067       0.0%
    SYNNEX Corp.                                 11,310   1,132,923       0.0%
#*  Syntel, Inc.                                388,715  11,226,089       0.1%
    Systemax, Inc.                              169,253   5,319,622       0.0%
#*  Tech Data Corp.                             373,106  28,449,332       0.2%
*   Technical Communications Corp.                  600       2,760       0.0%
*   TechTarget, Inc.                            258,030   5,379,925       0.0%
*   Telaria, Inc.                               136,582     573,644       0.0%
*   Telenav, Inc.                               388,705   2,001,831       0.0%
#   Tessco Technologies, Inc.                    63,170   1,114,950       0.0%
#   TiVo Corp.                                1,360,324  19,248,585       0.1%
#*  Trade Desk, Inc. (The) Class A               60,954   3,119,016       0.0%
#   TransAct Technologies, Inc.                  70,394     858,807       0.0%
    Travelport Worldwide, Ltd.                1,238,616  21,229,878       0.1%
#*  Travelzoo                                    85,035     973,651       0.0%
*   Trio Tech International                       3,256      17,648       0.0%
    TTEC Holdings, Inc.                         445,289  14,249,248       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                             ---------- -------------- ---------------
Information Technology -- (Continued)
#*  TTM Technologies, Inc.                      938,723 $   13,085,799       0.1%
#*  Ubiquiti Networks, Inc.                     156,154     11,127,534       0.1%
#*  Ultra Clean Holdings, Inc.                  477,542      8,361,760       0.1%
#*  Unisys Corp.                                317,263      3,553,346       0.0%
#*  VASCO Data Security International, Inc.     335,826      5,205,303       0.0%
#*  Veeco Instruments, Inc.                     626,932      9,686,099       0.1%
#*  VeriFone Systems, Inc.                      793,856     18,266,627       0.1%
*   Verint Systems, Inc.                        487,908     20,540,927       0.1%
    Versum Materials, Inc.                      348,700     12,267,266       0.1%
#*  ViaSat, Inc.                                170,072     10,881,207       0.1%
*   Viavi Solutions, Inc.                     1,246,287     11,777,412       0.1%
*   Virtusa Corp.                               396,026     19,064,692       0.1%
#   Vishay Intertechnology, Inc.              1,080,131     19,064,312       0.1%
*   Vishay Precision Group, Inc.                 88,723      2,510,861       0.0%
    Wayside Technology Group, Inc.               14,899        204,861       0.0%
*   Web.com Group, Inc.                         485,261      9,025,855       0.1%
*   Wireless Telecom Group, Inc.                 56,922        129,213       0.0%
*   Xcerra Corp.                                500,175      6,042,114       0.0%
*   XO Group, Inc.                              338,355      7,335,536       0.0%
#   Xperi Corp.                                 495,359     10,897,898       0.1%
*   Xplore Technologies Corp.                     3,700         11,692       0.0%
#*  Yelp, Inc.                                   21,325        956,426       0.0%
*   Zedge, Inc. Class B                          32,710        138,363       0.0%
*   Zix Corp.                                   915,986      4,625,729       0.0%
*   Zynga, Inc. Class A                      10,461,381     36,091,764       0.2%
                                                        --------------      ----
Total Information Technology                             2,318,619,007      13.2%
                                                        --------------      ----
Materials -- (4.7%)
    A Schulman, Inc.                            254,232     10,906,553       0.1%
#   Advanced Emissions Solutions, Inc.            2,122         23,384       0.0%
*   AdvanSix, Inc.                               70,403      2,521,835       0.0%
*   AgroFresh Solutions, Inc.                    43,327        299,823       0.0%
#*  AK Steel Holding Corp.                    3,024,439     13,882,175       0.1%
#*  Allegheny Technologies, Inc.                807,648     21,459,207       0.1%
    American Vanguard Corp.                     295,988      6,378,541       0.0%
#   Ampco-Pittsburgh Corp.                      121,895      1,200,666       0.0%
    Balchem Corp.                               306,578     27,052,443       0.2%
    Boise Cascade Co.                           419,398     17,446,957       0.1%
    Cabot Corp.                                 368,056     20,559,608       0.1%
#   Carpenter Technology Corp.                  413,125     22,003,038       0.1%
#*  Century Aluminum Co.                      1,063,345     18,576,637       0.1%
    Chase Corp.                                  60,557      6,782,384       0.0%
#*  Clearwater Paper Corp.                      189,308      4,477,134       0.0%
#*  Cleveland-Cliffs, Inc.                    3,272,193     24,279,672       0.1%
#*  Coeur Mining, Inc.                        1,549,157     11,727,119       0.1%
    Commercial Metals Co.                     1,090,279     22,906,762       0.1%
#   Compass Minerals International, Inc.        344,162     23,162,103       0.1%
    Core Molding Technologies, Inc.              58,140        901,170       0.0%
#   Domtar Corp.                                649,896     28,530,434       0.2%
*   Ferro Corp.                                 837,568     18,434,872       0.1%
*   Ferroglobe P.L.C.                           889,884     10,055,689       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                               --------- ----------- ---------------
Materials -- (Continued)
#*  Flotek Industries, Inc.                      595,146 $ 2,124,671       0.0%
#*  Forterra, Inc.                                50,851     373,246       0.0%
    Friedman Industries, Inc.                     70,378     432,825       0.0%
    FutureFuel Corp.                             308,685   3,611,615       0.0%
*   GCP Applied Technologies, Inc.               562,842  16,125,423       0.1%
#   Gold Resource Corp.                          319,335   1,619,028       0.0%
#   Greif, Inc. Class A                          268,571  15,716,775       0.1%
    Greif, Inc. Class B                           13,149     827,730       0.0%
    Hawkins, Inc.                                 95,441   3,101,833       0.0%
    Haynes International, Inc.                   118,743   4,964,645       0.0%
#   HB Fuller Co.                                518,754  25,662,760       0.2%
#   Hecla Mining Co.                           4,986,343  19,097,694       0.1%
*   Ingevity Corp.                                51,887   3,986,478       0.0%
    Innophos Holdings, Inc.                      200,728   8,306,125       0.1%
    Innospec, Inc.                               271,017  19,702,936       0.1%
#*  Intrepid Potash, Inc.                        809,639   3,667,665       0.0%
#   Kaiser Aluminum Corp.                        156,943  15,465,163       0.1%
    KapStone Paper and Packaging Corp.         1,023,268  35,220,885       0.2%
    KMG Chemicals, Inc.                          224,567  13,808,625       0.1%
*   Koppers Holdings, Inc.                       188,398   8,251,832       0.1%
*   Kraton Corp.                                 297,166  13,571,571       0.1%
#   Kronos Worldwide, Inc.                       395,246   9,106,468       0.1%
    Louisiana-Pacific Corp.                      901,338  25,534,906       0.1%
#*  LSB Industries, Inc.                         180,487     998,093       0.0%
    Materion Corp.                               171,798   8,718,749       0.1%
#   McEwen Mining, Inc.                          113,975     237,068       0.0%
    Mercer International, Inc.                   491,511   6,586,247       0.0%
    Minerals Technologies, Inc.                  366,319  25,294,327       0.1%
    Myers Industries, Inc.                       518,193  12,073,897       0.1%
    Neenah, Inc.                                 165,567  12,914,226       0.1%
#   Northern Technologies International Corp.     17,945     535,658       0.0%
#   Olympic Steel, Inc.                           82,635   1,937,791       0.0%
*   OMNOVA Solutions, Inc.                       792,517   8,638,435       0.1%
#*  Owens-Illinois, Inc.                         828,837  16,850,256       0.1%
    PH Glatfelter Co.                            252,535   5,275,456       0.0%
#*  Platform Specialty Products Corp.          1,536,289  15,470,430       0.1%
    PolyOne Corp.                                739,957  30,967,200       0.2%
    Quaker Chemical Corp.                        131,501  19,329,332       0.1%
#   Rayonier Advanced Materials, Inc.            713,334  15,265,348       0.1%
*   Resolute Forest Products, Inc.               236,448   2,340,835       0.0%
#*  Ryerson Holding Corp.                        429,789   4,319,379       0.0%
#   Schnitzer Steel Industries, Inc. Class A     238,698   7,029,656       0.0%
    Schweitzer-Mauduit International, Inc.       311,472  12,156,752       0.1%
#   Sensient Technologies Corp.                  393,938  26,255,968       0.2%
    Silgan Holdings, Inc.                        596,724  16,750,043       0.1%
    Stepan Co.                                   220,814  15,527,640       0.1%
#*  Summit Materials, Inc. Class A               600,245  16,890,894       0.1%
*   SunCoke Energy, Inc.                         672,070   7,722,084       0.0%
#   Synalloy Corp.                                41,585     717,341       0.0%
#*  TimkenSteel Corp.                            781,283  13,117,742       0.1%
#*  Trecora Resources                            171,451   2,220,290       0.0%
    Tredegar Corp.                               178,826   3,147,338       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES      VALUE+    OF NET ASSETS**
                                                   --------- ------------ ---------------
Materials -- (Continued)
    Trinseo SA                                       312,238 $ 22,777,762       0.1%
    Tronox, Ltd. Class A                             934,236   16,050,174       0.1%
*   UFP Technologies, Inc.                            19,795      658,184       0.0%
    United States Lime & Minerals, Inc.               38,769    2,896,820       0.0%
*   Universal Stainless & Alloy Products, Inc.        59,892    1,757,231       0.0%
#*  US Concrete, Inc.                                163,712    9,568,966       0.1%
#   Valhi, Inc.                                       23,079      191,556       0.0%
*   Verso Corp. Class A                              210,662    3,804,556       0.0%
    Worthington Industries, Inc.                     635,835   28,313,733       0.2%
                                                             ------------       ---
Total Materials                                               959,156,562       5.5%
                                                             ------------       ---
Real Estate -- (0.6%)
    Alexander & Baldwin, Inc.                        587,401   13,451,483       0.1%
#*  Altisource Asset Management Corp.                  9,903      653,598       0.0%
#*  Altisource Portfolio Solutions SA                113,149    3,098,020       0.0%
    CKX Lands, Inc.                                    5,107       53,113       0.0%
#   Consolidated-Tomoka Land Co.                      30,634    1,884,604       0.0%
#*  Forestar Group, Inc.                              38,351      836,052       0.0%
#*  FRP Holdings, Inc.                                93,641    5,384,357       0.0%
#   Griffin Industrial Realty, Inc.                   20,910      775,761       0.0%
    HFF, Inc. Class A                                406,163   14,272,568       0.1%
*   InterGroup Corp. (The)                             1,860       47,430       0.0%
*   JW Mays, Inc.                                        200        7,450       0.0%
#   Kennedy-Wilson Holdings, Inc.                  1,330,242   25,208,086       0.2%
#*  Marcus & Millichap, Inc.                         260,532    8,899,773       0.1%
*   Maui Land & Pineapple Co., Inc.                  101,028    1,075,948       0.0%
    PotlatchDeltic Corp.                              37,919    1,966,100       0.0%
#*  Rafael Holdings, Inc. Class B                    211,283    1,732,520       0.0%
    RE/MAX Holdings, Inc. Class A                    155,135    8,400,560       0.1%
#   Realogy Holdings Corp.                           929,933   23,071,638       0.1%
#   RMR Group, Inc. (The) Class A                     61,983    4,611,535       0.0%
#*  St Joe Co. (The)                                 225,815    3,895,309       0.0%
*   Stratus Properties, Inc.                          44,196    1,381,125       0.0%
#*  Tejon Ranch Co.                                  270,042    6,570,122       0.0%
#*  Trinity Place Holdings, Inc.                      28,897      189,275       0.0%
                                                             ------------       ---
Total Real Estate                                             127,466,427       0.7%
                                                             ------------       ---
Telecommunication Services -- (0.8%)
*   Alaska Communications Systems Group, Inc.        211,491      310,892       0.0%
    ATN International, Inc.                          133,506    7,075,818       0.1%
*   Boingo Wireless, Inc.                            789,351   18,518,174       0.1%
#*  Cincinnati Bell, Inc.                            525,794    7,965,779       0.1%
#   Cogent Communications Holdings, Inc.             623,337   29,390,340       0.2%
#   Consolidated Communications Holdings, Inc.       554,190    6,262,347       0.0%
#   Frontier Communications Corp.                     50,507      419,208       0.0%
#*  Fusion Telecommunications International, Inc.     62,683      196,198       0.0%
*   Hawaiian Telcom Holdco, Inc.                      16,064      437,583       0.0%
#   IDT Corp. Class B                                424,567    2,301,153       0.0%
#*  Intelsat SA                                      132,106    1,290,676       0.0%
#*  Iridium Communications, Inc.                     187,869    2,235,641       0.0%
#*  ORBCOMM, Inc.                                  1,002,515    9,042,685       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
 Telecommunication Services -- (Continued)
 *   pdvWireless, Inc.                       3,414 $     99,347       0.0%
     Shenandoah Telecommunications Co.     523,621   19,766,693       0.1%
     Spok Holdings, Inc.                   194,468    2,897,573       0.0%
     Telephone & Data Systems, Inc.      1,050,797   28,718,282       0.2%
 *   United States Cellular Corp.          134,975    5,340,961       0.0%
 *   Vonage Holdings Corp.               2,096,161   23,435,080       0.1%
 #   Windstream Holdings, Inc.             758,687    1,175,965       0.0%
                                                   ------------       ---
 Total Telecommunication Services                   166,880,395       1.0%
                                                   ------------       ---
 Utilities -- (2.9%)
     ALLETE, Inc.                          475,869   36,361,150       0.2%
 #   American States Water Co.             371,379   20,693,238       0.1%
     Artesian Resources Corp. Class A       83,191    3,186,215       0.0%
 #*  Atlantic Power Corp.                  249,339      548,546       0.0%
 #   Atlantica Yield PLC                   248,915    5,000,702       0.0%
 #   Avista Corp.                          633,808   32,869,283       0.2%
 #   Black Hills Corp.                     421,191   23,873,106       0.1%
     California Water Service Group        468,280   18,145,850       0.1%
     Chesapeake Utilities Corp.            150,793   11,460,268       0.1%
     Connecticut Water Service, Inc.       155,090   10,546,120       0.1%
     Consolidated Water Co., Ltd.           45,451      643,132       0.0%
 #   El Paso Electric Co.                  402,625   20,554,006       0.1%
 #   Genie Energy, Ltd. Class B            240,394    1,000,039       0.0%
 #   Hawaiian Electric Industries, Inc.    572,157   19,848,126       0.1%
 #   IDACORP, Inc.                          65,734    6,113,262       0.0%
     MGE Energy, Inc.                      339,202   19,690,676       0.1%
     Middlesex Water Co.                   205,829    8,574,836       0.1%
 #   New Jersey Resources Corp.            699,879   28,939,997       0.2%
 #   Northwest Natural Gas Co.             283,553   17,381,799       0.1%
     NorthWestern Corp.                    456,132   25,059,892       0.1%
 #   NRG Yield, Inc. Class A               323,835    5,702,734       0.0%
 #   NRG Yield, Inc. Class C               583,529   10,386,816       0.1%
     ONE Gas, Inc.                         363,365   25,333,808       0.1%
 #   Ormat Technologies, Inc.              465,505   26,952,740       0.2%
     Otter Tail Corp.                      371,931   16,309,174       0.1%
 #   Pattern Energy Group, Inc. Class A    785,384   14,278,281       0.1%
     PNM Resources, Inc.                   745,157   29,545,475       0.2%
     Portland General Electric Co.         327,675   13,919,634       0.1%
 #*  Pure Cycle Corp.                        1,400       12,530       0.0%
     RGC Resources, Inc.                    18,263      473,012       0.0%
 #   SJW Corp.                             198,667   12,009,420       0.1%
 #   South Jersey Industries, Inc.         767,736   23,723,042       0.1%
     Southwest Gas Holdings, Inc.          273,928   19,994,005       0.1%
 #   Spark Energy, Inc. Class A             98,520    1,226,574       0.0%
 #   Spire, Inc.                           450,623   32,512,450       0.2%
 #   TerraForm Power, Inc. Class A           2,269       25,299       0.0%
     Unitil Corp.                          195,973    9,522,328       0.1%
 *   Vistra Energy Corp.                   609,650   13,930,503       0.1%
     WGL Holdings, Inc.                    421,322   35,854,502       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                             SHARES        VALUE+      OF NET ASSETS**
                                                                           ----------- --------------- ---------------
Utilities -- (Continued)
            York Water Co. (The)                                               141,773 $     4,565,091        0.0%
                                                                                       ---------------      -----
Total Utilities                                                                            606,767,661        3.5%
                                                                                       ---------------      -----
TOTAL COMMON STOCKS                                                                     17,304,183,137       98.8%
                                                                                       ---------------      -----
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
            GCI Liberty, Inc., 5.000%                                           72,148       1,709,186        0.0%
                                                                                       ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value Rights                        298,450          29,845        0.0%
                                                                                       ---------------      -----
TOTAL INVESTMENT SECURITIES                                                             17,305,922,168
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
            State Street Institutional U.S. Government Money Market Fund,
              1.630%                                                       169,289,827     169,289,827        1.0%
                                                                                       ---------------      -----
SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@        DFA Short Term Investment Fund                                 269,966,850   3,123,516,458       17.8%
                                                                                       ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $16,354,354,169)                                   $20,598,728,453      117.6%
                                                                                       ===============      =====

At April 30, 2018, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                         NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------              --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index     1,113    06/15/18  $151,164,635 $147,305,550  $(3,859,085)
                                              ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                       $151,164,635 $147,305,550  $(3,859,085)
                                              ============ ============  ===========

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                ---------------  -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $ 2,843,879,477  $        1,350   --    $ 2,843,880,827
   Consumer Staples                 725,010,505              --   --        725,010,505
   Energy                         1,084,639,815              --   --      1,084,639,815
   Financials                     3,621,858,586         135,102   --      3,621,993,688
   Health Care                    1,518,886,663              --   --      1,518,886,663
   Industrials                    3,330,881,587              --   --      3,330,881,587
   Information Technology         2,318,577,147          41,860   --      2,318,619,007
   Materials                        959,156,562              --   --        959,156,562
   Real Estate                      127,466,427              --   --        127,466,427
   Telecommunication Services       166,880,395              --   --        166,880,395
   Utilities                        606,767,661              --   --        606,767,661
Preferred Stocks
   Consumer Discretionary             1,709,186              --   --          1,709,186
Rights/Warrants                              --          29,845   --             29,845
Temporary Cash Investments          169,289,827              --   --        169,289,827
Securities Lending Collateral                --   3,123,516,458   --      3,123,516,458
Futures Contracts**                  (3,859,085)             --   --         (3,859,085)
                                ---------------  --------------   --    ---------------
TOTAL                           $17,471,144,753  $3,123,724,615   --    $20,594,869,368
                                ===============  ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                       SHARES     VALUE+    OF NET ASSETS**
                                                      --------- ----------- ---------------
COMMON STOCKS -- (86.2%)
Consumer Discretionary -- (12.7%)
*   1-800-Flowers.com, Inc. Class A                     381,646 $ 4,846,904       0.1%
    A.H. Belo Corp. Class A                             241,510   1,352,456       0.0%
#   Abercrombie & Fitch Co. Class A                     507,971  13,014,217       0.2%
#   Acushnet Holdings Corp.                               4,862     117,466       0.0%
    AMC Entertainment Holdings, Inc. Class A             52,363     913,734       0.0%
    AMCON Distributing Co.                                5,890     540,849       0.0%
#*  America's Car-Mart, Inc.                            106,988   5,702,460       0.1%
#*  American Axle & Manufacturing Holdings, Inc.        717,160  11,001,234       0.2%
#*  American Outdoor Brands Corp.                       408,276   4,491,036       0.1%
*   American Public Education, Inc.                     112,979   4,553,054       0.1%
    Ark Restaurants Corp.                                36,613     893,357       0.0%
#*  Asbury Automotive Group, Inc.                       146,319   9,810,689       0.2%
#*  Ascena Retail Group, Inc.                         1,186,802   2,634,700       0.0%
#*  Ascent Capital Group, Inc. Class A                   79,783     276,049       0.0%
#*  At Home Group, Inc.                                  12,101     425,834       0.0%
#*  AV Homes, Inc.                                      123,964   2,064,001       0.0%
*   Ballantyne Strong, Inc.                             100,209     476,003       0.0%
*   Barnes & Noble Education, Inc.                      356,865   2,565,859       0.0%
#   Barnes & Noble, Inc.                                514,474   2,855,331       0.1%
    Bassett Furniture Industries, Inc.                   89,139   2,589,488       0.0%
    BBX Capital Corp.                                   185,114   1,847,438       0.0%
#   Beasley Broadcast Group, Inc. Class A                67,288     763,719       0.0%
*   Beazer Homes USA, Inc.                              117,834   1,729,803       0.0%
#*  Belmond, Ltd. Class A                               519,094   5,554,306       0.1%
#   Big 5 Sporting Goods Corp.                          162,603   1,365,865       0.0%
#   Big Lots, Inc.                                       19,074     809,691       0.0%
*   Biglari Holdings, Inc.                                4,721   1,615,809       0.0%
#   BJ's Restaurants, Inc.                              234,694  13,107,660       0.2%
#*  Bojangles', Inc.                                    127,048   1,873,958       0.0%
#*  Boot Barn Holdings, Inc.                            120,911   2,366,228       0.0%
    Bowl America, Inc. Class A                           55,406     831,644       0.0%
*   Bravo Brio Restaurant Group, Inc.                   105,636     422,544       0.0%
*   Bridgepoint Education, Inc.                         197,602   1,153,996       0.0%
#   Brinker International, Inc.                         122,552   5,342,042       0.1%
#*  Build-A-Bear Workshop, Inc.                         121,177   1,102,711       0.0%
#   Caleres, Inc.                                       493,103  16,139,261       0.3%
    Callaway Golf Co.                                 1,105,362  19,078,548       0.3%
*   Cambium Learning Group, Inc.                        285,678   2,896,775       0.1%
    Canterbury Park Holding Corp.                        10,905     162,485       0.0%
    Capella Education Co.                               128,299  11,771,433       0.2%
*   Career Education Corp.                              709,388   9,200,762       0.1%
#   Carriage Services, Inc.                             194,678   5,067,468       0.1%
#*  Carrols Restaurant Group, Inc.                      378,147   3,894,914       0.1%
    Cato Corp. (The) Class A                            206,400   3,345,744       0.1%
#*  Cavco Industries, Inc.                               96,967  16,518,328       0.3%
#*  Central European Media Enterprises, Ltd. Class A     41,067     174,535       0.0%
*   Century Casinos, Inc.                                12,063      92,644       0.0%
*   Century Communities, Inc.                           201,354   6,191,635       0.1%
#*  Cherokee, Inc.                                       93,360      67,313       0.0%
    Chico's FAS, Inc.                                 1,111,875  11,040,919       0.2%
#   Children's Place, Inc. (The)                         97,261  12,405,641       0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Christopher & Banks Corp.                     158,300 $   167,798       0.0%
*   Chuy's Holdings, Inc.                         131,286   3,754,780       0.1%
    Citi Trends, Inc.                             119,365   3,656,150       0.1%
#*  Clarus Corp.                                  137,350     982,053       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A   37,507     180,034       0.0%
#   Collectors Universe, Inc.                      60,660     950,542       0.0%
#*  Conn's, Inc.                                  258,091   6,581,320       0.1%
*   Container Store Group, Inc. (The)              17,517     109,131       0.0%
#   Cooper Tire & Rubber Co.                      228,168   5,578,708       0.1%
*   Cooper-Standard Holdings, Inc.                 95,542  11,828,100       0.2%
#   Core-Mark Holding Co., Inc.                   239,632   4,938,816       0.1%
#*  Crocs, Inc.                                   503,286   7,951,919       0.1%
    CSS Industries, Inc.                           55,633     949,099       0.0%
    Culp, Inc.                                    167,475   4,948,886       0.1%
#*  Daily Journal Corp.                               472     106,932       0.0%
#*  Dave & Buster's Entertainment, Inc.            65,214   2,770,943       0.0%
*   Del Frisco's Restaurant Group, Inc.           145,317   2,310,540       0.0%
*   Del Taco Restaurants, Inc.                    247,603   2,763,249       0.0%
*   Delta Apparel, Inc.                            77,508   1,402,120       0.0%
*   Denny's Corp.                                 711,954  12,466,315       0.2%
#*  Destination XL Group, Inc.                    262,921     446,966       0.0%
#   Dillard's, Inc. Class A                        15,369   1,145,759       0.0%
#   Dine Brands Global, Inc.                       23,925   1,898,210       0.0%
*   Dixie Group, Inc. (The)                       105,388     316,164       0.0%
    Dover Motorsports, Inc.                       149,190     305,840       0.0%
#*  Drive Shack, Inc.                             253,166   1,374,691       0.0%
#   DSW, Inc. Class A                             433,236   9,661,163       0.2%
#*  Duluth Holdings, Inc. Class B                  26,501     459,792       0.0%
#*  Educational Development Corp.                  36,900     896,670       0.0%
#*  El Pollo Loco Holdings, Inc.                  189,667   1,896,670       0.0%
#*  Eldorado Resorts, Inc.                         65,635   2,658,218       0.0%
#   Emerald Expositions Events, Inc.                3,975      76,598       0.0%
*   Emerson Radio Corp.                           114,403     167,028       0.0%
*   Emmis Communications Corp. Class A             20,642      94,128       0.0%
#   Entercom Communications Corp. Class A         342,269   3,474,030       0.1%
    Entravision Communications Corp. Class A      893,785   4,156,100       0.1%
#*  Eros International P.L.C.                      19,024     203,557       0.0%
    Escalade, Inc.                                 69,128     915,946       0.0%
    Ethan Allen Interiors, Inc.                   326,143   7,191,453       0.1%
#*  EVINE Live, Inc.                               40,417      46,884       0.0%
#   EW Scripps Co. (The) Class A                  597,751   6,652,969       0.1%
#*  Express, Inc.                                 517,391   4,056,345       0.1%
#*  Famous Dave's of America, Inc.                 60,547     496,485       0.0%
#*  Fiesta Restaurant Group, Inc.                 206,129   4,328,709       0.1%
    Finish Line, Inc. (The) Class A               275,806   3,742,687       0.1%
    Flanigan's Enterprises, Inc.                   20,756     517,862       0.0%
    Flexsteel Industries, Inc.                     55,156   2,022,019       0.0%
#*  Fluent, Inc.                                   14,159      38,937       0.0%
#*  Fossil Group, Inc.                             13,708     204,935       0.0%
#*  Fox Factory Holding Corp.                     326,575  10,858,619       0.2%
#*  Francesca's Holdings Corp.                    210,571   1,042,326       0.0%
#   Fred's, Inc. Class A                          214,439     513,581       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE+    OF NET ASSETS**
                                                        ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*           FTD Cos., Inc.                              189,859 $ 1,222,692       0.0%
*           Full House Resorts, Inc.                        683       2,206       0.0%
*           G-III Apparel Group, Ltd.                   329,796  12,034,256       0.2%
#*          Gaia, Inc.                                   51,156     775,013       0.0%
#           GameStop Corp. Class A                       15,254     208,217       0.0%
            Gaming Partners International Corp.          13,461     119,803       0.0%
#           Gannett Co., Inc.                           820,030   7,929,690       0.1%
#*          GCI Liberty, Inc. Class A                   158,164   7,054,114       0.1%
#*          Genesco, Inc.                               113,573   4,855,246       0.1%
#*          Gentherm, Inc.                              361,646  12,223,635       0.2%
#*          Gray Television, Inc.                       587,456   6,638,253       0.1%
#*          Gray Television, Inc. Class A                40,958     409,580       0.0%
#*          Green Brick Partners, Inc.                   68,430     691,143       0.0%
#           Group 1 Automotive, Inc.                    120,600   7,881,210       0.1%
#           Guess?, Inc.                                500,423  11,654,852       0.2%
#*          Habit Restaurants, Inc. (The) Class A        58,528     591,133       0.0%
#           Hamilton Beach Brands Holding Co. Class A    78,694   1,750,942       0.0%
*           Harte-Hanks, Inc.                            41,436     365,051       0.0%
            Haverty Furniture Cos., Inc.                128,216   2,327,120       0.0%
#           Haverty Furniture Cos., Inc. Class A         18,855     342,690       0.0%
#*          Hemisphere Media Group, Inc.                 29,773     324,526       0.0%
#*          Hibbett Sports, Inc.                        121,768   3,312,090       0.1%
#           Hooker Furniture Corp.                       87,994   3,321,774       0.1%
#*          Horizon Global Corp.                        205,714   1,536,684       0.0%
*           Houghton Mifflin Harcourt Co.               799,117   5,433,996       0.1%
#*          Hovnanian Enterprises, Inc. Class A         375,703     755,163       0.0%
#*          Iconix Brand Group, Inc.                    311,859     252,824       0.0%
#*          IMAX Corp.                                  276,874   6,423,477       0.1%
*           Insignia Systems, Inc.                        8,080      17,453       0.0%
#*          Installed Building Products, Inc.           202,656  11,693,251       0.2%
#*          iRobot Corp.                                 88,913   5,188,963       0.1%
*           J Alexander's Holdings, Inc.                 42,740     510,743       0.0%
*           J. Jill, Inc.                                 9,948      50,834       0.0%
#*          JAKKS Pacific, Inc.                         146,564     344,425       0.0%
*           Jamba, Inc.                                  17,480     164,662       0.0%
            Johnson Outdoors, Inc. Class A               65,549   4,244,953       0.1%
*           K12, Inc.                                   268,588   4,109,396       0.1%
            KB Home                                      79,846   2,119,911       0.0%
#*          Kirkland's, Inc.                            154,281   1,633,836       0.0%
#*          Kona Grill, Inc.                             57,063      97,007       0.0%
*           Koss Corp.                                  115,135     211,848       0.0%
*           La Quinta Holdings, Inc.                    188,117   3,675,806       0.1%
            La-Z-Boy, Inc.                              558,862  16,095,226       0.3%
*           Lakeland Industries, Inc.                    49,333     638,862       0.0%
#*          Lands' End, Inc.                              1,688      32,663       0.0%
(degrees)*  Lazare Kaplan International, Inc.            81,643      11,479       0.0%
#           Libbey, Inc.                                180,596   1,033,009       0.0%
#           Liberty Tax, Inc.                            18,906     194,732       0.0%
*           Liberty TripAdvisor Holdings, Inc. Class A  472,395   4,346,034       0.1%
            Lifetime Brands, Inc.                       109,290   1,300,551       0.0%
#*          Lindblad Expeditions Holdings, Inc.          88,775     972,086       0.0%
*           Luby's, Inc.                                220,062     567,760       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   M/I Homes, Inc.                        195,293 $ 5,952,531       0.1%
*   Malibu Boats, Inc. Class A             103,596   3,491,185       0.1%
    Marcus Corp. (The)                     176,145   5,249,121       0.1%
#   Marine Products Corp.                  184,504   2,798,926       0.1%
#*  MarineMax, Inc.                        174,652   3,772,483       0.1%
*   MCBC Holdings, Inc.                     23,450     562,800       0.0%
#*  McClatchy Co. (The) Class A             35,627     336,319       0.0%
#   MDC Holdings, Inc.                     418,410  12,138,074       0.2%
*   Meritage Homes Corp.                    74,993   3,337,189       0.1%
*   Modine Manufacturing Co.               370,628   6,374,802       0.1%
*   Monarch Casino & Resort, Inc.           27,353   1,166,879       0.0%
#   Monro, Inc.                            130,250   7,287,487       0.1%
#*  Motorcar Parts of America, Inc.        197,971   3,769,368       0.1%
#   Movado Group, Inc.                     148,457   5,856,629       0.1%
#*  MSG Networks, Inc. Class A             484,839   9,939,199       0.2%
    Nathan's Famous, Inc.                   55,892   4,580,349       0.1%
#   National CineMedia, Inc.               416,996   2,385,217       0.0%
#*  Nautilus, Inc.                         369,025   5,369,314       0.1%
*   New Home Co., Inc. (The)                78,028     778,719       0.0%
#   New Media Investment Group, Inc.       334,016   5,537,985       0.1%
#*  New York & Co., Inc.                   533,927   2,098,333       0.0%
    Nobility Homes, Inc.                    21,202     477,045       0.0%
#   Nutrisystem, Inc.                      344,324   9,985,396       0.2%
    Office Depot, Inc.                   1,393,629   3,191,410       0.1%
#*  Overstock.com, Inc.                    237,165   9,035,986       0.1%
#   Oxford Industries, Inc.                184,771  14,234,758       0.2%
    P&F Industries, Inc. Class A             6,745      54,635       0.0%
#   Papa John's International, Inc.         14,200     880,400       0.0%
*   Pegasus Cos., Inc. (The)                   523     117,937       0.0%
#*  Perry Ellis International, Inc.        116,416   3,020,995       0.1%
#   PetMed Express, Inc.                   202,975   6,791,543       0.1%
#   PICO Holdings, Inc.                    167,609   2,019,688       0.0%
#   Pier 1 Imports, Inc.                   512,140   1,142,072       0.0%
*   Pinnacle Entertainment, Inc.            25,729     826,415       0.0%
*   Playa Hotels & Resorts NV              113,008   1,163,982       0.0%
#*  Potbelly Corp.                         145,780   1,742,071       0.0%
    QEP Co., Inc.                            9,082     244,124       0.0%
    RCI Hospitality Holdings, Inc.          60,552   1,646,409       0.0%
*   Reading International, Inc. Class A    154,091   2,362,215       0.0%
*   Reading International, Inc. Class B     11,620     290,791       0.0%
*   Red Lion Hotels Corp.                  161,843   1,594,154       0.0%
#*  Red Robin Gourmet Burgers, Inc.        142,457   8,882,194       0.1%
*   Regis Corp.                            400,859   6,261,418       0.1%
#   Rent-A-Center, Inc.                    104,276   1,054,230       0.0%
    Rocky Brands, Inc.                      54,636   1,303,069       0.0%
    Ruth's Hospitality Group, Inc.         390,848  10,494,269       0.2%
    Saga Communications, Inc. Class A       51,688   1,917,625       0.0%
    Salem Media Group, Inc.                146,878     462,666       0.0%
#*  Sally Beauty Holdings, Inc.            120,136   2,077,151       0.0%
    Scholastic Corp.                        67,365   2,788,911       0.0%
#*  Sequential Brands Group, Inc.           35,374      68,272       0.0%
#*  Shake Shack, Inc. Class A               15,948     759,284       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Shiloh Industries, Inc.                      153,660 $  1,276,915       0.0%
#   Shoe Carnival, Inc.                          130,531    3,181,040       0.1%
#*  Shutterfly, Inc.                             213,257   17,256,756       0.3%
#*  Skyline Corp.                                 41,875    1,062,788       0.0%
#*  Sleep Number Corp.                           443,759   12,576,130       0.2%
#   Sonic Automotive, Inc. Class A               278,310    5,510,538       0.1%
#   Sonic Corp.                                  605,445   15,687,080       0.2%
    Speedway Motorsports, Inc.                   250,271    4,417,283       0.1%
#*  Sportsman's Warehouse Holdings, Inc.          63,356      316,146       0.0%
#   Stage Stores, Inc.                           115,513      336,143       0.0%
#   Standard Motor Products, Inc.                262,387   11,899,250       0.2%
#   Stein Mart, Inc.                              19,107       39,169       0.0%
*   Stoneridge, Inc.                             310,831    8,184,180       0.1%
#   Strattec Security Corp.                       30,252      989,240       0.0%
#   Strayer Education, Inc.                       96,752   10,165,733       0.2%
#   Sturm Ruger & Co., Inc.                      186,150   10,284,787       0.2%
    Superior Industries International, Inc.      194,473    2,557,320       0.0%
    Superior Uniform Group, Inc.                 113,646    3,047,986       0.1%
*   Sypris Solutions, Inc.                       137,257      193,532       0.0%
    Tailored Brands, Inc.                        273,529    8,629,840       0.1%
*   Tandy Leather Factory, Inc.                  101,284      749,502       0.0%
#   Tile Shop Holdings, Inc.                     244,642    1,675,798       0.0%
#   Tilly's, Inc. Class A                        113,608    1,273,546       0.0%
*   TopBuild Corp.                               117,404    9,357,099       0.2%
    Tower International, Inc.                    156,046    4,603,357       0.1%
*   Town Sports International Holdings, Inc.      90,532      841,948       0.0%
#   Townsquare Media, Inc. Class A                24,670      187,985       0.0%
*   Trans World Entertainment Corp.              218,126      272,658       0.0%
*   TravelCenters of America LLC                  67,455      246,211       0.0%
*   tronc, Inc.                                   65,503    1,202,635       0.0%
#*  Tuesday Morning Corp.                        288,757    1,025,087       0.0%
*   Unifi, Inc.                                  158,836    4,703,134       0.1%
#*  Universal Electronics, Inc.                  176,003    8,148,939       0.1%
*   Universal Technical Institute, Inc.          165,474      517,934       0.0%
#*  Urban One, Inc.                              229,385      424,362       0.0%
*   US Auto Parts Network, Inc.                  138,319      248,974       0.0%
#*  Vera Bradley, Inc.                           237,777    2,705,902       0.0%
#*  Vista Outdoor, Inc.                          386,443    6,472,920       0.1%
#*  Vitamin Shoppe, Inc.                         136,656      676,447       0.0%
#*  VOXX International Corp.                     147,273      736,365       0.0%
#   Weyco Group, Inc.                            110,343    4,049,588       0.1%
#*  William Lyon Homes Class A                   220,199    5,914,545       0.1%
#   Wingstop, Inc.                               183,206    8,951,445       0.1%
#   Winmark Corp.                                 54,273    7,071,772       0.1%
#   Winnebago Industries, Inc.                   353,953   13,414,819       0.2%
#   World Wrestling Entertainment, Inc. Class A   50,697    2,017,234       0.0%
*   ZAGG, Inc.                                   278,039    3,114,037       0.1%
#*  Zumiez, Inc.                                 215,801    5,049,743       0.1%
                                                         ------------      ----
Total Consumer Discretionary                              937,952,052      14.5%
                                                         ------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Consumer Staples -- (3.1%)
#   Alico, Inc.                                  67,467 $ 2,179,184       0.0%
*   Alliance One International, Inc.             76,190   1,592,371       0.0%
    Andersons, Inc. (The)                       256,382   8,370,872       0.1%
#*  Avon Products, Inc.                       2,751,893   6,962,289       0.1%
#*  Boston Beer Co., Inc. (The) Class A          12,701   2,846,929       0.1%
*   Bridgford Foods Corp.                        72,953   1,105,238       0.0%
#   Calavo Growers, Inc.                        186,492  17,474,300       0.3%
*   CCA Industries, Inc.                         35,363     106,085       0.0%
#*  Central Garden & Pet Co.                     69,897   2,620,439       0.0%
*   Central Garden & Pet Co. Class A            300,481  10,667,075       0.2%
#*  Chefs' Warehouse, Inc. (The)                186,834   4,530,725       0.1%
#   Coca-Cola Bottling Co. Consolidated          72,733  12,247,510       0.2%
*   Coffee Holding Co., Inc.                     14,908      61,868       0.0%
#*  Craft Brew Alliance, Inc.                   199,828   3,856,680       0.1%
#   Dean Foods Co.                              844,100   7,267,701       0.1%
#*  Farmer Brothers Co.                         126,044   3,573,347       0.1%
#*  Hostess Brands, Inc.                        330,405   4,642,190       0.1%
    Ingles Markets, Inc. Class A                129,389   4,431,573       0.1%
    Inter Parfums, Inc.                         301,212  15,422,054       0.2%
    John B. Sanfilippo & Son, Inc.               83,075   4,726,137       0.1%
*   Landec Corp.                                245,729   3,268,196       0.1%
#*  Lifevantage Corp.                             5,000      18,950       0.0%
#*  Lifeway Foods, Inc.                         152,835     811,554       0.0%
    Limoneira Co.                                18,214     424,022       0.0%
#   Mannatech, Inc.                              10,017     199,839       0.0%
    Medifast, Inc.                              133,920  13,442,890       0.2%
#   MGP Ingredients, Inc.                       188,068  18,015,034       0.3%
*   Natural Alternatives International, Inc.     70,731     710,847       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.     92,191     659,166       0.0%
#   Natural Health Trends Corp.                   5,316      98,665       0.0%
#   Nature's Sunshine Products, Inc.            153,258   1,417,637       0.0%
    Oil-Dri Corp. of America                     56,286   2,181,645       0.0%
#*  Orchids Paper Products Co.                   63,648     388,889       0.0%
#*  Primo Water Corp.                           114,380   1,491,515       0.0%
#*  Revlon, Inc. Class A                        164,620   3,753,336       0.1%
    Rocky Mountain Chocolate Factory, Inc.       70,128     814,186       0.0%
*   S&W Seed Co.                                    809       2,872       0.0%
    Scope Industries                              5,109     919,620       0.0%
*   Seneca Foods Corp. Class A                   48,238   1,328,957       0.0%
*   Seneca Foods Corp. Class B                   11,120     329,152       0.0%
#*  Smart & Final Stores, Inc.                  336,085   1,714,034       0.0%
    SpartanNash Co.                             316,634   5,756,406       0.1%
#*  SUPERVALU, Inc.                             283,915   4,971,352       0.1%
#*  Tofutti Brands, Inc.                         12,154      28,562       0.0%
    Turning Point Brands, Inc.                    2,659      56,424       0.0%
*   United Natural Foods, Inc.                    7,073     318,426       0.0%
    United-Guardian, Inc.                        39,576     686,644       0.0%
    Universal Corp.                             106,098   4,991,911       0.1%
#*  USANA Health Sciences, Inc.                 166,462  17,570,064       0.3%
#   Village Super Market, Inc. Class A           70,790   1,925,488       0.0%
#   WD-40 Co.                                   144,160  19,014,704       0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Consumer Staples -- (Continued)
#   Weis Markets, Inc.                      147,727 $  6,798,397       0.1%
                                                    ------------       ---
Total Consumer Staples                               228,793,951       3.6%
                                                    ------------       ---
Energy -- (4.3%)
#*  Abraxas Petroleum Corp.                 896,043    2,562,683       0.0%
    Adams Resources & Energy, Inc.           39,154    1,793,253       0.0%
#*  Approach Resources, Inc.                 22,469       62,464       0.0%
#   Arch Coal, Inc. Class A                  70,918    5,732,302       0.1%
#   Archrock, Inc.                          323,539    3,494,221       0.1%
*   Ardmore Shipping Corp.                  130,827    1,046,616       0.0%
*   Aspen Aerogels, Inc.                     12,443       55,993       0.0%
*   Barnwell Industries, Inc.                68,834      129,408       0.0%
#*  Basic Energy Services, Inc.             221,994    3,591,863       0.1%
*   Bonanza Creek Energy, Inc.              130,011    3,943,234       0.1%
#   Bristow Group, Inc.                     266,865    4,283,183       0.1%
#*  California Resources Corp.               23,535      598,966       0.0%
#*  CARBO Ceramics, Inc.                     16,940      149,750       0.0%
#*  Carrizo Oil & Gas, Inc.                 563,023   11,299,872       0.2%
#*  Clean Energy Fuels Corp.                795,536    1,280,813       0.0%
*   Cloud Peak Energy, Inc.                 425,358    1,356,892       0.0%
#*  Contango Oil & Gas Co.                  188,149      701,796       0.0%
*   Dawson Geophysical Co.                  183,213    1,319,134       0.0%
    Delek US Holdings, Inc.                  95,638    4,530,372       0.1%
#*  Denbury Resources, Inc.               2,585,802    8,507,289       0.1%
#   DHT Holdings, Inc.                      588,995    2,138,052       0.0%
#*  Dorian LPG, Ltd.                        298,702    2,147,667       0.0%
#*  Dril-Quip, Inc.                         169,342    7,019,226       0.1%
#*  Earthstone Energy, Inc. Class A         111,131    1,136,870       0.0%
#*  Eclipse Resources Corp.                 886,767    1,179,400       0.0%
*   ENGlobal Corp.                            5,613        4,771       0.0%
#   Ensco P.L.C. Class A                    459,869    2,598,260       0.0%
*   Era Group, Inc.                          64,932      685,033       0.0%
    Evolution Petroleum Corp.               169,288    1,574,378       0.0%
*   Exterran Corp.                           83,086    2,433,589       0.0%
#*  Extraction Oil & Gas, Inc.               25,163      355,302       0.0%
#*  Fairmount Santrol Holdings, Inc.         66,572      366,146       0.0%
#*  Forum Energy Technologies, Inc.         820,915   10,343,529       0.2%
#   Frank's International NV                 65,145      455,363       0.0%
#   GasLog, Ltd.                            187,323    3,156,392       0.1%
#*  Gener8 Maritime, Inc.                     3,500       20,160       0.0%
*   Geospace Technologies Corp.              74,478      784,998       0.0%
*   Goodrich Petroleum Corp.                  2,946       37,385       0.0%
#   Green Plains, Inc.                      283,796    5,278,606       0.1%
#   Gulf Island Fabrication, Inc.           100,470    1,004,700       0.0%
#*  Gulfmark Offshore, Inc.                   4,098      139,332       0.0%
#*  Gulfport Energy Corp.                   462,070    4,297,251       0.1%
#*  Halcon Resources Corp.                  981,873    5,272,658       0.1%
#   Hallador Energy Co.                      89,138      582,962       0.0%
*   Helix Energy Solutions Group, Inc.    1,746,358   13,481,884       0.2%
#*  HighPoint Resources Corp.               560,630    3,873,953       0.1%
#*  Independence Contract Drilling, Inc.     85,127      390,733       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Energy -- (Continued)
#*  International Seaways, Inc.                 158,343 $ 3,187,445       0.1%
*   ION Geophysical Corp.                        72,985   2,101,968       0.0%
#*  Keane Group, Inc.                            13,541     210,562       0.0%
*   Key Energy Services, Inc.                     1,741      27,908       0.0%
#*  Lonestar Resources US Inc. Class A           17,770      90,449       0.0%
#*  Mammoth Energy Services, Inc.                31,400   1,019,872       0.0%
*   Matrix Service Co.                          210,603   3,243,286       0.1%
#*  McDermott International, Inc.             1,174,305   7,750,413       0.1%
*   Midstates Petroleum Co., Inc.                69,615     973,914       0.0%
*   Mitcham Industries, Inc.                     86,659     282,508       0.0%
    NACCO Industries, Inc. Class A               39,347   1,449,937       0.0%
*   Natural Gas Services Group, Inc.             74,735   1,801,113       0.0%
#*  Newpark Resources, Inc.                     976,970  10,258,185       0.2%
#*  Noble Corp. P.L.C.                        2,265,062  10,577,839       0.2%
#   Nordic American Offshore, Ltd.                3,276       3,636       0.0%
#   Nordic American Tankers, Ltd.                20,659      38,839       0.0%
#   Oceaneering International, Inc.             326,135   6,927,107       0.1%
#*  Oil States International, Inc.              375,546  13,500,879       0.2%
*   Overseas Shipholding Group, Inc. Class A    259,167     966,693       0.0%
*   Pacific Ethanol, Inc.                       230,158     805,553       0.0%
    Panhandle Oil and Gas, Inc. Class A         125,633   2,443,562       0.0%
#*  Par Pacific Holdings, Inc.                  270,310   4,560,130       0.1%
#*  Parker Drilling Co.                         819,640     516,701       0.0%
#*  Penn Virginia Corp.                          91,625   4,253,232       0.1%
*   PHI, Inc. Non-Voting                         94,355   1,182,268       0.0%
#*  PHI, Inc. Voting                             11,003     151,291       0.0%
#*  Pioneer Energy Services Corp.               532,071   1,835,645       0.0%
*   QEP Resources, Inc.                          82,176   1,000,904       0.0%
#*  Renewable Energy Group, Inc.                418,093   5,393,400       0.1%
#*  Resolute Energy Corp.                         6,666     222,578       0.0%
#*  REX American Resources Corp.                 53,577   4,006,488       0.1%
*   RigNet, Inc.                                 81,959   1,237,581       0.0%
#*  Ring Energy, Inc.                           448,907   7,505,725       0.1%
#*  Rowan Cos. P.L.C. Class A                   815,559  11,776,672       0.2%
#*  Sanchez Energy Corp.                         30,838      94,673       0.0%
#*  SandRidge Energy, Inc.                      131,093   1,906,092       0.0%
#   Scorpio Tankers, Inc.                     2,096,177   5,575,831       0.1%
#*  SEACOR Holdings, Inc.                        80,156   4,395,755       0.1%
#*  SEACOR Marine Holdings, Inc.                 90,935   2,154,250       0.0%
#*  Select Energy Services, Inc. Class A         11,033     166,047       0.0%
#   SemGroup Corp. Class A                      204,440   5,141,666       0.1%
#   Ship Finance International, Ltd.                912      12,996       0.0%
*   SilverBow Resources, Inc.                    34,719   1,064,137       0.0%
#*  Smart Sand, Inc.                            115,643     846,507       0.0%
#*  SRC Energy, Inc.                          1,136,353  12,545,337       0.2%
#*  Stone Energy Corp.                          132,298   4,709,809       0.1%
#*  Superior Energy Services, Inc.            1,095,472  11,754,415       0.2%
#   Teekay Tankers, Ltd. Class A                488,633     561,928       0.0%
*   TETRA Technologies, Inc.                    746,774   2,934,822       0.1%
#*  Ultra Petroleum Corp.                       592,225   1,433,184       0.0%
#*  Unit Corp.                                  549,556  12,463,930       0.2%
#   US Silica Holdings, Inc.                     20,952     630,865       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
Energy -- (Continued)
*   W&T Offshore, Inc.                        933,919 $  5,696,906       0.1%
#*  WildHorse Resource Development Corp.       12,498      326,823       0.0%
    World Fuel Services Corp.                 196,071    4,209,644       0.1%
                                                      ------------       ---
Total Energy                                           317,128,604       4.9%
                                                      ------------       ---
Financials -- (19.3%)
    1st Constitution Bancorp                   23,512      507,859       0.0%
#   1st Source Corp.                          218,652   11,369,904       0.2%
#   A-Mark Precious Metals, Inc.               56,240      755,303       0.0%
#   Access National Corp.                     101,876    2,833,172       0.1%
#   ACNB Corp.                                 12,735      382,050       0.0%
#*  Allegiance Bancshares, Inc.                56,477    2,284,495       0.0%
*   Ambac Financial Group, Inc.               259,699    4,422,674       0.1%
    American National Bankshares, Inc.         56,621    2,177,077       0.0%
    American River Bankshares                  31,413      487,216       0.0%
#   Ameris Bancorp                            332,383   17,184,201       0.3%
#   AMERISAFE, Inc.                           215,336   12,769,425       0.2%
    AmeriServ Financial, Inc.                 195,032      799,631       0.0%
*   Anchor Bancorp, Inc.                          800       19,800       0.0%
    Argo Group International Holdings, Ltd.    42,757    2,499,147       0.0%
    Arrow Financial Corp.                     135,376    4,792,310       0.1%
#   Associated Capital Group, Inc. Class A      9,047      327,049       0.0%
    Asta Funding, Inc.                          6,562       22,967       0.0%
    Atlantic American Corp.                     7,131       23,532       0.0%
*   Atlantic Capital Bancshares, Inc.         107,866    2,081,814       0.0%
*   Atlantic Coast Financial Corp.                738        7,476       0.0%
*   Atlanticus Holdings Corp.                 129,099      282,727       0.0%
#*  Atlas Financial Holdings, Inc.             48,066      504,693       0.0%
    Auburn National Bancorporation, Inc.       11,571      466,311       0.0%
    Baldwin & Lyons, Inc. Class A               3,548       84,797       0.0%
    Baldwin & Lyons, Inc. Class B              90,872    2,117,318       0.0%
#   Banc of California, Inc.                  303,571    5,828,563       0.1%
    BancFirst Corp.                           242,734   13,872,248       0.2%
    Bancorp of New Jersey, Inc.                 2,308       39,409       0.0%
*   Bancorp, Inc. (The)                       429,319    4,443,452       0.1%
    Bank of Commerce Holdings                  55,563      619,527       0.0%
    Bank of Marin Bancorp                      31,152    2,260,078       0.0%
    Bank of NT Butterfield & Son, Ltd. (The)      200        9,490       0.0%
    BankFinancial Corp.                       167,847    2,841,650       0.1%
    Bankwell Financial Group, Inc.             17,488      552,271       0.0%
    Banner Corp.                              226,485   13,000,239       0.2%
#   Bar Harbor Bankshares                      86,892    2,538,984       0.0%
    BCB Bancorp, Inc.                          62,870      974,485       0.0%
#   Beneficial Bancorp, Inc.                  531,659    8,426,795       0.1%
    Berkshire Hills Bancorp, Inc.             300,710   11,411,944       0.2%
#   Blue Capital Reinsurance Holdings, Ltd.     1,710       19,836       0.0%
    Blue Hills Bancorp, Inc.                  126,567    2,572,474       0.0%
#*  BofI Holding, Inc.                        403,609   16,257,371       0.3%
    Boston Private Financial Holdings, Inc.   956,143   15,346,095       0.2%
    Bridge Bancorp, Inc.                      114,669    3,772,610       0.1%
    BrightSphere Investment Group P.L.C.      171,565    2,602,641       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Financials -- (Continued)
    Brookline Bancorp, Inc.              736,618 $12,227,859       0.2%
    Bryn Mawr Bank Corp.                 149,923   6,686,566       0.1%
#*  BSB Bancorp, Inc.                     30,305     977,336       0.0%
    C&F Financial Corp.                   17,288   1,000,975       0.0%
#   California First National Bancorp     67,142   1,060,844       0.0%
    Cambridge Bancorp                        194      17,266       0.0%
    Camden National Corp.                128,065   5,674,560       0.1%
#*  Cannae Holdings, Inc.                173,274   3,579,841       0.1%
    Capital City Bank Group, Inc.        138,583   3,101,488       0.1%
    Capitol Federal Financial, Inc.      131,427   1,638,895       0.0%
#*  Capstar Financial Holdings, Inc.      17,478     333,655       0.0%
    Carolina Financial Corp.             121,146   4,750,135       0.1%
    CenterState Banks Corp.              354,865  10,283,988       0.2%
    Central Pacific Financial Corp.      228,024   6,630,938       0.1%
    Central Valley Community Bancorp      49,481   1,019,309       0.0%
    Century Bancorp, Inc. Class A         20,911   1,672,880       0.0%
    Charter Financial Corp.               63,947   1,487,407       0.0%
#   Citizens & Northern Corp.             50,088   1,209,625       0.0%
    Citizens Community Bancorp, Inc.       4,432      61,915       0.0%
    Citizens First Corp.                   1,442      37,824       0.0%
    Citizens Holding Co.                   9,925     221,328       0.0%
#*  Citizens, Inc.                       389,685   3,027,852       0.1%
#   City Holding Co.                     180,882  12,947,534       0.2%
#   Civista Bancshares, Inc.              28,816     661,039       0.0%
    CNB Financial Corp.                   80,712   2,288,992       0.0%
    CoBiz Financial, Inc.                401,524   8,090,709       0.1%
    Codorus Valley Bancorp, Inc.          23,120     675,335       0.0%
#   Cohen & Steers, Inc.                  64,156   2,572,656       0.0%
    Colony Bankcorp, Inc.                 40,276     648,444       0.0%
#*  Community Bankers Trust Corp.          5,707      49,651       0.0%
    Community Trust Bancorp, Inc.        171,805   8,246,640       0.1%
    Community West Bancshares             12,713     145,564       0.0%
    ConnectOne Bancorp, Inc.             235,996   6,230,294       0.1%
#*  Consumer Portfolio Services, Inc.    172,109     588,613       0.0%
    County Bancorp, Inc.                     700      19,712       0.0%
#*  Cowen, Inc.                           87,346   1,353,863       0.0%
    Crawford & Co. Class A               281,599   2,173,944       0.0%
#   Crawford & Co. Class B               147,730   1,184,795       0.0%
*   Customers Bancorp, Inc.              282,167   8,132,053       0.1%
    Diamond Hill Investment Group, Inc.   13,949   2,725,914       0.0%
    Dime Community Bancshares, Inc.      377,304   7,451,754       0.1%
    DNB Financial Corp.                      488      17,007       0.0%
    Donegal Group, Inc. Class A          172,813   2,405,557       0.0%
    Donegal Group, Inc. Class B           34,951     492,809       0.0%
*   Donnelley Financial Solutions, Inc.  199,257   3,666,329       0.1%
    Eagle Bancorp Montana, Inc.              578      11,329       0.0%
*   Eagle Bancorp, Inc.                   78,879   4,630,197       0.1%
*   eHealth, Inc.                        144,008   2,713,111       0.0%
    EMC Insurance Group, Inc.            174,720   4,539,226       0.1%
    Employers Holdings, Inc.             311,351  12,734,256       0.2%
#*  Encore Capital Group, Inc.           297,669  13,276,037       0.2%
*   Enova International, Inc.            256,960   7,528,928       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Financials -- (Continued)
*   Entegra Financial Corp.                          1,498 $    43,517       0.0%
    Enterprise Bancorp, Inc.                        44,047   1,593,620       0.0%
    Enterprise Financial Services Corp.            242,038  12,307,632       0.2%
*   Equity Bancshares, Inc. Class A                 60,233   2,296,684       0.0%
    ESSA Bancorp, Inc.                              57,392     839,071       0.0%
    Evans Bancorp, Inc.                             20,813     942,829       0.0%
#*  Ezcorp, Inc. Class A                           316,784   4,339,941       0.1%
    Farmers & Merchants Bancorop Inc.                  500      22,055       0.0%
#   Farmers Capital Bank Corp.                      42,800   2,146,420       0.0%
    Farmers National Banc Corp.                    130,975   1,931,881       0.0%
#   FB Financial Corp.                              70,099   2,792,043       0.1%
    FBL Financial Group, Inc. Class A              215,835  16,781,171       0.3%
*   FCB Financial Holdings, Inc. Class A           123,954   7,164,541       0.1%
    Federal Agricultural Mortgage Corp. Class A      4,200     338,604       0.0%
    Federal Agricultural Mortgage Corp. Class C     74,349   6,357,583       0.1%
    Federated National Holding Co.                 115,165   1,946,288       0.0%
    Fidelity Southern Corp.                        214,796   4,882,313       0.1%
    Financial Engines, Inc.                         20,085     896,795       0.0%
    Financial Institutions, Inc.                   104,367   3,245,814       0.1%
*   First Acceptance Corp.                          59,247      49,767       0.0%
*   First BanCorp(2296926)                       1,609,482  11,620,460       0.2%
    First Bancorp(2351494)                         241,749   9,222,724       0.2%
    First Bancorp, Inc.                             78,620   2,179,346       0.0%
    First Bancshares, Inc. (The)                    22,222     718,882       0.0%
    First Bank                                      52,058     731,415       0.0%
    First Busey Corp.                              348,720  10,339,548       0.2%
    First Business Financial Services, Inc.         32,376     841,452       0.0%
#   First Commonwealth Financial Corp.             782,863  11,852,546       0.2%
    First Community Bancshares, Inc.               121,669   3,775,389       0.1%
    First Connecticut Bancorp, Inc.                 78,893   1,901,321       0.0%
    First Defiance Financial Corp.                  71,490   4,265,093       0.1%
    First Financial Bancorp                        841,680  26,049,996       0.4%
    First Financial Corp.                           94,531   4,041,200       0.1%
    First Financial Northwest, Inc.                 61,986   1,047,563       0.0%
#*  First Foundation, Inc.                         168,882   3,021,299       0.1%
    First Internet Bancorp                          35,981   1,230,550       0.0%
    First Interstate Bancsystem, Inc. Class A      181,971   7,369,825       0.1%
    First Merchants Corp.                          296,930  12,791,744       0.2%
#   First Mid-Illinois Bancshares, Inc.             30,136   1,107,498       0.0%
*   First Northwest Bancorp                         26,560     426,819       0.0%
    First of Long Island Corp. (The)                93,342   2,473,563       0.0%
    First United Corp.                              36,929     714,576       0.0%
    FirstCash, Inc.                                     32       2,774       0.0%
*   Flagstar Bancorp, Inc.                         292,611  10,109,710       0.2%
    Flushing Financial Corp.                       269,214   6,975,335       0.1%
    FNB Bancorp                                      4,468     161,831       0.0%
#*  Franklin Financial Network, Inc.                81,236   2,737,653       0.0%
    FS Bancorp, Inc.                                 5,070     291,931       0.0%
#   Gain Capital Holdings, Inc.                    258,312   2,107,826       0.0%
#   GAMCO Investors, Inc. Class A                   50,311   1,290,477       0.0%
*   Genworth Financial, Inc. Class A               171,929     474,524       0.0%
#   German American Bancorp, Inc.                  146,819   4,955,141       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Financials -- (Continued)
    Global Indemnity, Ltd.                          63,961 $ 2,615,365       0.0%
#*  Great Elm Capital Group, Inc.                    1,686       6,575       0.0%
    Great Southern Bancorp, Inc.                   105,128   5,556,015       0.1%
*   Green Bancorp, Inc.                            275,990   6,223,574       0.1%
*   Green Dot Corp. Class A                        285,832  17,381,444       0.3%
#   Greenhill & Co., Inc.                          169,966   3,450,310       0.1%
#*  Greenlight Capital Re, Ltd. Class A            276,209   4,281,239       0.1%
    Guaranty Bancorp                               189,861   5,411,038       0.1%
    Guaranty Federal Bancshares, Inc.               17,335     407,199       0.0%
*   Hallmark Financial Services, Inc.              122,626   1,259,369       0.0%
    Hanmi Financial Corp.                          470,092  12,974,539       0.2%
*   HarborOne Bancorp, Inc.                         37,746     663,952       0.0%
    Hawthorn Bancshares, Inc.                        6,966     152,904       0.0%
#   HCI Group, Inc.                                149,924   6,280,316       0.1%
#*  Health Insurance Innovations, Inc. Class A      22,709     647,207       0.0%
#   Heartland Financial USA, Inc.                  179,308   9,619,874       0.2%
    Hennessy Advisors, Inc.                          3,186      63,083       0.0%
    Heritage Commerce Corp.                        284,806   4,696,451       0.1%
#   Heritage Financial Corp.                       254,402   7,555,739       0.1%
#   Heritage Insurance Holdings, Inc.               88,963   1,396,719       0.0%
    Hingham Institution for Savings                 14,698   2,998,392       0.1%
*   HMN Financial, Inc.                             37,346     717,043       0.0%
    Home Bancorp, Inc.                              12,675     549,461       0.0%
*   HomeStreet, Inc.                               215,610   5,498,055       0.1%
*   HomeTrust Bancshares, Inc.                      60,854   1,588,289       0.0%
    HopFed Bancorp, Inc.                            18,198     272,788       0.0%
    Horace Mann Educators Corp.                    410,677  18,357,262       0.3%
    Horizon Bancorp                                161,113   4,633,610       0.1%
#*  Howard Bancorp, Inc.                            19,439     369,341       0.0%
#*  Impac Mortgage Holdings, Inc.                    3,107      26,596       0.0%
#   Independence Holding Co.                         5,901     208,895       0.0%
#   Independent Bank Corp.(2447821)                207,836  15,026,543       0.2%
    Independent Bank Corp.(2492133)                 31,786     759,685       0.0%
#   Independent Bank Group, Inc.                   133,338   9,520,333       0.2%
    Infinity Property & Casualty Corp.             121,048  15,978,336       0.3%
*   INTL. FCStone, Inc.                            141,816   6,356,193       0.1%
    Investar Holding Corp.                          15,829     402,848       0.0%
#   Investment Technology Group, Inc.              262,921   5,316,263       0.1%
    Investors Title Co.                             21,120   4,112,064       0.1%
#   James River Group Holdings, Ltd.               210,842   7,657,781       0.1%
#   Kearny Financial Corp.                         696,930   9,791,866       0.2%
    Kentucky First Federal Bancorp                  38,012     334,506       0.0%
    Kingstone Cos., Inc.                            41,594     711,257       0.0%
#   Kinsale Capital Group, Inc.                     80,266   4,137,712       0.1%
    Ladenburg Thalmann Financial Services, Inc.    770,454   2,557,907       0.0%
#   Lake Shore Bancorp, Inc.                         3,521      59,857       0.0%
    Lakeland Bancorp, Inc.                         402,068   7,840,326       0.1%
#   Lakeland Financial Corp.                       246,450  11,711,304       0.2%
    Landmark Bancorp, Inc.                          17,152     493,978       0.0%
    LCNB Corp.                                         964      18,027       0.0%
    LegacyTexas Financial Group, Inc.              352,853  14,491,673       0.2%
#*  LendingClub Corp.                            1,333,218   3,586,356       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE+    OF NET ASSETS**
                                                      ------- ----------- ---------------
Financials -- (Continued)
#*         LendingTree, Inc.                           42,684 $10,175,866       0.2%
#          Live Oak Bancshares, Inc.                   41,504   1,172,488       0.0%
           Macatawa Bank Corp.                        228,409   2,439,408       0.0%
#          Mackinac Financial Corp.                    42,649     672,575       0.0%
*          Magyar Bancorp, Inc.                        15,818     200,098       0.0%
           Maiden Holdings, Ltd.                      554,423   4,241,336       0.1%
*          Malvern Bancorp, Inc.                       11,026     280,612       0.0%
#          Manning & Napier, Inc.                      96,608     299,485       0.0%
#          Marlin Business Services Corp.              87,770   2,404,898       0.0%
#*         MBIA, Inc.                                 476,385   4,058,800       0.1%
           MBT Financial Corp.                        121,812   1,239,437       0.0%
           Mercantile Bank Corp.                      102,068   3,603,000       0.1%
#          Meridian Bancorp, Inc.                     505,578   9,555,424       0.2%
#          Meta Financial Group, Inc.                 104,375  11,601,281       0.2%
#          Mid Penn Bancorp, Inc.                       8,159     296,580       0.0%
#          Midland States Bancorp, Inc.                55,148   1,737,162       0.0%
           MidSouth Bancorp, Inc.                      72,390   1,009,841       0.0%
           MidWestOne Financial Group, Inc.            46,818   1,510,817       0.0%
*          MMA Capital Management LLC                     376      10,490       0.0%
#          MSB Financial Corp.                          3,072      56,218       0.0%
           MutualFirst Financial, Inc.                 42,222   1,551,659       0.0%
           National Bank Holdings Corp. Class A       259,884   9,142,719       0.1%
*          National Commerce Corp.                     57,543   2,491,612       0.0%
#          National General Holdings Corp.                628      16,184       0.0%
           National Security Group, Inc. (The)         12,602     201,506       0.0%
#          National Western Life Group, Inc. Class A   20,530   6,516,427       0.1%
#*         Nationstar Mortgage Holdings, Inc.          34,215     616,554       0.0%
           Navigators Group, Inc. (The)               184,959  10,450,183       0.2%
           NBT Bancorp, Inc.                          347,491  12,697,321       0.2%
           Nelnet, Inc. Class A                        47,661   2,516,977       0.0%
(degrees)  NewStar Financial, Inc.                    218,406     107,515       0.0%
*          Nicholas Financial, Inc.                    53,280     465,667       0.0%
*          Nicolet Bankshares, Inc.                    33,333   1,852,315       0.0%
*          NMI Holdings, Inc. Class A                 581,758   8,057,348       0.1%
#          Northeast Bancorp                           22,815     444,893       0.0%
#          Northfield Bancorp, Inc.                   394,357   6,246,615       0.1%
           Northrim BanCorp, Inc.                      46,448   1,634,970       0.0%
#          Northwest Bancshares, Inc.                 630,826  10,471,712       0.2%
           Norwood Financial Corp.                     15,886     470,384       0.0%
           OceanFirst Financial Corp.                 430,767  11,622,094       0.2%
#*         Ocwen Financial Corp.                      486,785   1,976,347       0.0%
#          OFG Bancorp                                334,478   4,515,453       0.1%
#          Ohio Valley Banc Corp.                      16,910     770,251       0.0%
#          Old Line Bancshares, Inc.                   53,315   1,815,376       0.0%
#          Old Second Bancorp, Inc.                   143,256   2,048,561       0.0%
#*         On Deck Capital, Inc.                      412,219   2,164,150       0.0%
           Oppenheimer Holdings, Inc. Class A          52,530   1,410,431       0.0%
           Opus Bank                                  252,163   7,110,997       0.1%
#          Oritani Financial Corp.                    467,098   7,146,599       0.1%
           Orrstown Financial Services, Inc.            5,041     132,830       0.0%
*          Pacific Mercantile Bancorp                 100,520     939,862       0.0%
#*         Pacific Premier Bancorp, Inc.              304,516  12,104,511       0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE+    OF NET ASSETS**
                                                      ------- ----------- ---------------
Financials -- (Continued)
#   Park National Corp.                                36,770 $ 3,966,748       0.1%
    Parke Bancorp, Inc.                                   490      11,491       0.0%
#   Patriot National Bancorp, Inc.                        290       5,626       0.0%
    PB Bancorp, Inc.                                    1,325      13,913       0.0%
    Peapack Gladstone Financial Corp.                 126,570   4,181,873       0.1%
#   Penns Woods Bancorp, Inc.                          36,061   1,568,654       0.0%
*   PennyMac Financial Services, Inc. Class A          89,926   1,852,476       0.0%
    People's Utah Bancorp                              51,770   1,648,874       0.0%
    Peoples Bancorp of North Carolina, Inc.            17,551     539,693       0.0%
    Peoples Bancorp, Inc.                             123,096   4,414,223       0.1%
#*  PHH Corp.                                         317,874   3,372,643       0.1%
    Piper Jaffray Cos.                                 33,705   2,361,035       0.0%
#   PJT Partners, Inc. Class A                         77,021   4,273,895       0.1%
#*  PRA Group, Inc.                                   273,756   9,745,714       0.2%
    Preferred Bank                                    130,830   8,339,104       0.1%
    Premier Financial Bancorp, Inc.                    56,012   1,102,316       0.0%
    Provident Financial Holdings, Inc.                 70,903   1,301,070       0.0%
    Provident Financial Services, Inc.                194,313   5,075,456       0.1%
#   Prudential Bancorp, Inc.                           39,022     712,932       0.0%
    Pzena Investment Management, Inc. Class A          93,914     822,687       0.0%
    QCR Holdings, Inc.                                 75,291   3,406,918       0.1%
*   Randolph Bancorp, Inc.                              1,300      20,787       0.0%
*   Regional Management Corp.                          83,819   2,755,131       0.1%
    Renasant Corp.                                    287,746  13,014,752       0.2%
    Republic Bancorp, Inc. Class A                    194,141   8,186,926       0.1%
#*  Republic First Bancorp, Inc.                      117,755     977,367       0.0%
    Riverview Bancorp, Inc.                           118,267   1,110,527       0.0%
#   S&T Bancorp, Inc.                                 245,238  10,466,758       0.2%
#*  Safeguard Scientifics, Inc.                       254,041   3,289,831       0.1%
    Safety Insurance Group, Inc.                      173,301  13,864,080       0.2%
    Salisbury Bancorp, Inc.                             8,428     350,183       0.0%
    Sandy Spring Bancorp, Inc.                        255,956  10,143,536       0.2%
    SB Financial Group, Inc.                            2,810      53,109       0.0%
    SB One Bancorp                                     13,865     418,030       0.0%
#*  Seacoast Banking Corp. of Florida                 343,757   9,498,006       0.2%
*   Security National Financial Corp. Class A          28,201     150,875       0.0%
*   Select Bancorp, Inc.                               17,133     223,414       0.0%
#   ServisFirst Bancshares, Inc.                      211,581   8,877,939       0.1%
    Shore Bancshares, Inc.                             53,634     970,239       0.0%
    SI Financial Group, Inc.                           35,955     514,157       0.0%
#*  Siebert Financial Corp.                            13,141     122,868       0.0%
    Sierra Bancorp                                    100,330   2,795,194       0.1%
    Silvercrest Asset Management Group, Inc. Class A    7,987     123,000       0.0%
*   SmartFinancial, Inc.                               11,669     278,306       0.0%
*   Southern First Bancshares, Inc.                    34,586   1,585,768       0.0%
    Southern Missouri Bancorp, Inc.                    27,833     971,372       0.0%
    Southern National Bancorp of Virginia, Inc.        87,926   1,428,798       0.0%
    Southside Bancshares, Inc.                        301,551  10,503,021       0.2%
    Southwest Georgia Financial Corp.                  12,047     251,784       0.0%
#   State Auto Financial Corp.                        189,779   5,926,798       0.1%
    State Bank Financial Corp.                        286,166   9,017,091       0.1%
    Stewardship Financial Corp.                           970      11,640       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                            --------- -------------- ---------------
Financials -- (Continued)
    Stewart Information Services Corp.        354,189 $   14,773,223       0.2%
    Stock Yards Bancorp, Inc.                 217,198      8,134,065       0.1%
    Summit Financial Group, Inc.               17,972        450,199       0.0%
    Summit State Bank                           1,397         20,745       0.0%
    Territorial Bancorp, Inc.                  54,270      1,651,979       0.0%
*   Third Point Reinsurance, Ltd.             158,765      2,111,574       0.0%
    Timberland Bancorp, Inc.                   70,526      2,302,674       0.0%
#   Tiptree, Inc.                             221,897      1,409,046       0.0%
#   Tompkins Financial Corp.                  124,219      9,651,816       0.2%
    Towne Bank                                139,791      4,179,751       0.1%
#   Trico Bancshares                          207,893      7,768,961       0.1%
#*  TriState Capital Holdings, Inc.           180,429      4,510,725       0.1%
*   Triumph Bancorp, Inc.                     132,582      5,150,811       0.1%
    TrustCo Bank Corp. NY                   1,114,265      9,526,966       0.2%
    Trustmark Corp.                           116,076      3,634,340       0.1%
#   Two River Bancorp                             812         13,836       0.0%
*   Unico American Corp.                      109,255        841,264       0.0%
#   Union Bankshares, Inc.                     14,917        760,767       0.0%
    United Bancshares, Inc.                     6,297        140,423       0.0%
    United Community Bancorp                    1,415         35,800       0.0%
    United Community Banks, Inc.              226,424      7,229,718       0.1%
    United Community Financial Corp.          393,109      3,982,194       0.1%
    United Financial Bancorp, Inc.            375,712      6,210,519       0.1%
    United Fire Group, Inc.                   190,841      9,597,394       0.2%
#   United Insurance Holdings Corp.           252,925      4,770,165       0.1%
    United Security Bancshares                126,844      1,407,968       0.0%
#   Unity Bancorp, Inc.                        47,745      1,050,390       0.0%
#   Universal Insurance Holdings, Inc.        431,707     14,008,892       0.2%
    Univest Corp. of Pennsylvania             213,333      6,133,324       0.1%
    US Global Investors, Inc. Class A          27,743         76,848       0.0%
#   Value Line, Inc.                           77,016      1,500,272       0.0%
*   Veritex Holdings, Inc.                    143,175      4,111,986       0.1%
#   Virtus Investment Partners, Inc.           90,843     10,478,740       0.2%
#   Waddell & Reed Financial, Inc. Class A    430,585      8,715,040       0.1%
#   Walker & Dunlop, Inc.                     339,012     19,360,975       0.3%
    Washington Trust Bancorp, Inc.            182,377     10,103,686       0.2%
    Waterstone Financial, Inc.                181,402      3,111,044       0.1%
#   WesBanco, Inc.                            324,536     14,214,677       0.2%
    West Bancorporation, Inc.                 106,457      2,592,228       0.0%
#   Westamerica Bancorporation                105,168      5,869,426       0.1%
#   Western New England Bancorp, Inc.         219,366      2,369,153       0.0%
    Westwood Holdings Group, Inc.              68,130      3,950,177       0.1%
#   WisdomTree Investments, Inc.              336,504      3,556,847       0.1%
*   WMIH Corp.                                 46,302         63,434       0.0%
#*  World Acceptance Corp.                    123,248     12,632,920       0.2%
    WSFS Financial Corp.                      216,120     10,827,612       0.2%
    WVS Financial Corp.                        12,479        202,909       0.0%
                                                      --------------      ----
Total Financials                                       1,434,065,897      22.2%
                                                      --------------      ----
Health Care -- (9.1%)
#   Abaxis, Inc.                              180,560     12,019,879       0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Health Care -- (Continued)
#*  Accuray, Inc.                             231,414 $ 1,157,070       0.0%
#   Aceto Corp.                               291,782     735,291       0.0%
*   Achillion Pharmaceuticals, Inc.           907,859   3,422,628       0.1%
#*  Acorda Therapeutics, Inc.                 442,711  10,226,624       0.2%
*   Addus HomeCare Corp.                      128,543   6,748,508       0.1%
#*  Advaxis, Inc.                              32,715      52,344       0.0%
*   Adverum Biotechnologies, Inc.             190,533   1,190,831       0.0%
*   Affimed NV                                  9,800      19,110       0.0%
#*  Agile Therapeutics, Inc.                   14,042      39,739       0.0%
#*  Alder Biopharmaceuticals, Inc.             67,173     953,857       0.0%
#*  Aldeyra Therapeutics, Inc.                  2,802      21,996       0.0%
*   Allied Healthcare Products, Inc.            7,084      17,852       0.0%
*   Alpine Immune Sciences, Inc.                3,775      29,370       0.0%
#*  AMAG Pharmaceuticals, Inc.                115,211   2,367,586       0.0%
#*  Amedisys, Inc.                            228,635  15,110,487       0.2%
#*  American Renal Associates Holdings, Inc.   85,709   1,255,637       0.0%
*   American Shared Hospital Services          37,963      89,213       0.0%
#*  AMN Healthcare Services, Inc.             139,546   9,328,650       0.2%
#*  Amphastar Pharmaceuticals, Inc.           271,066   5,174,650       0.1%
    Analogic Corp.                            165,059  13,716,403       0.2%
*   AngioDynamics, Inc.                       235,708   4,568,021       0.1%
#*  ANI Pharmaceuticals, Inc.                  75,146   4,459,915       0.1%
#*  Anika Therapeutics, Inc.                  178,766   7,867,492       0.1%
#*  Apollo Endosurgery, Inc.                    2,000      11,500       0.0%
*   Applied Genetic Technologies Corp.         28,356     129,729       0.0%
#*  Aptevo Therapeutics, Inc.                 142,625     631,829       0.0%
#*  Aquinox Pharmaceuticals, Inc.              12,785     155,849       0.0%
#*  Aralez Pharmaceuticals, Inc.                9,336      13,164       0.0%
#*  Aratana Therapeutics, Inc.                113,306     583,526       0.0%
#*  Ardelyx, Inc.                             139,800     671,040       0.0%
    Atrion Corp.                               20,115  12,513,541       0.2%
#*  aTyr Pharma, Inc.                          26,979      60,703       0.0%
#*  BioScrip, Inc.                            244,599     643,295       0.0%
*   BioSpecifics Technologies Corp.            48,728   2,067,042       0.0%
#*  BioTelemetry, Inc.                        349,863  13,364,767       0.2%
#*  BioTime, Inc.                              75,199     162,430       0.0%
#*  Bovie Medical Corp.                        22,490      78,490       0.0%
#*  Brookdale Senior Living, Inc.             939,461   6,801,698       0.1%
#*  Calithera Biosciences, Inc.               125,123     769,506       0.0%
#*  Cambrex Corp.                             257,497  13,634,466       0.2%
#*  Capital Senior Living Corp.               287,029   3,372,591       0.1%
*   Catalyst Biosciences, Inc.                 31,028     883,988       0.0%
#*  Celldex Therapeutics, Inc.                770,480     570,155       0.0%
*   CHF Solutions, Inc.                         2,115       6,451       0.0%
*   Chimerix, Inc.                            318,150   1,457,127       0.0%
*   Civitas Solutions, Inc.                    41,904     597,132       0.0%
#*  Community Health Systems, Inc.            644,755   2,437,174       0.0%
#   Computer Programs & Systems, Inc.          88,526   2,642,501       0.1%
*   Concert Pharmaceuticals, Inc.              72,741   1,327,523       0.0%
    CONMED Corp.                              269,310  17,513,229       0.3%
#*  Corcept Therapeutics, Inc.                240,277   4,007,820       0.1%
*   CorVel Corp.                              261,842  12,843,350       0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                      SHARES    VALUE+    OF NET ASSETS**
                                      ------- ----------- ---------------
Health Care -- (Continued)
#*  Corvus Pharmaceuticals, Inc.       20,899 $   200,630       0.0%
#*  Cross Country Healthcare, Inc.    233,490   2,937,304       0.1%
#*  CryoLife, Inc.                    317,462   7,127,022       0.1%
*   Cumberland Pharmaceuticals, Inc.  169,380   1,099,276       0.0%
#*  Cutera, Inc.                      108,253   5,428,888       0.1%
#*  Cytokinetics, Inc.                 20,694     171,760       0.0%
#*  Depomed, Inc.                     328,466   2,062,766       0.0%
#*  Dermira, Inc.                      50,705     461,923       0.0%
    Digirad Corp.                     104,281     156,422       0.0%
#*  Diplomat Pharmacy, Inc.            61,043   1,330,127       0.0%
*   Electromed, Inc.                   15,464      82,578       0.0%
*   Emergent BioSolutions, Inc.       301,686  15,645,436       0.3%
#*  Enanta Pharmaceuticals, Inc.       92,507   8,607,776       0.1%
#*  Endo International P.L.C.         470,756   2,697,432       0.1%
#*  Endocyte, Inc.                     30,200     289,014       0.0%
#   Ensign Group, Inc. (The)          496,258  13,830,710       0.2%
*   Enzo Biochem, Inc.                362,030   2,172,180       0.0%
#*  Esperion Therapeutics, Inc.        10,992     769,550       0.0%
#*  Evolent Health, Inc. Class A      470,125   7,757,062       0.1%
#*  Five Prime Therapeutics, Inc.     247,676   4,148,573       0.1%
*   Five Star Senior Living, Inc.      67,039      80,447       0.0%
#*  FONAR Corp.                         6,484     184,470       0.0%
*   Halyard Health, Inc.              237,795  11,264,349       0.2%
*   Harvard Bioscience, Inc.          269,934   1,552,121       0.0%
    HealthStream, Inc.                289,895   6,722,665       0.1%
#*  Heska Corp.                        28,279   2,308,132       0.0%
*   HMS Holdings Corp.                463,777   8,352,624       0.1%
#*  Icad, Inc.                         54,821     208,868       0.0%
#*  Immune Design Corp.                47,663     176,353       0.0%
#*  Impax Laboratories, Inc.          222,999   4,192,381       0.1%
#*  Infinity Pharmaceuticals, Inc.     54,327     119,519       0.0%
*   InfuSystem Holdings, Inc.           5,697      15,705       0.0%
#*  Innoviva, Inc.                    392,924   5,697,398       0.1%
*   Inogen, Inc.                      105,548  14,837,938       0.2%
#*  Integer Holdings Corp.            281,395  15,448,585       0.2%
#*  Intra-Cellular Therapies, Inc.    308,279   5,370,220       0.1%
#*  IntriCon Corp.                     54,877   1,278,634       0.0%
#   Invacare Corp.                    267,634   4,870,939       0.1%
#*  Invitae Corp.                      10,674      59,027       0.0%
#*  IRIDEX Corp.                       60,163     329,693       0.0%
#*  Jounce Therapeutics, Inc.           8,934     183,951       0.0%
#*  Juniper Pharmaceuticals, Inc.      12,423     101,247       0.0%
#*  Karyopharm Therapeutics, Inc.      48,426     633,412       0.0%
    Kewaunee Scientific Corp.          25,060     865,823       0.0%
#*  Kindred Biosciences, Inc.         225,467   2,063,023       0.0%
    Kindred Healthcare, Inc.          657,684   5,853,388       0.1%
#*  Lannett Co., Inc.                  19,787     308,677       0.0%
*   Lantheus Holdings, Inc.           244,355   4,349,519       0.1%
#   LeMaitre Vascular, Inc.           202,320   6,362,964       0.1%
#*  LHC Group, Inc.                   288,756  21,489,222       0.3%
#*  LifePoint Health, Inc.              5,937     284,382       0.0%
#   Luminex Corp.                     364,638   7,785,021       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Health Care -- (Continued)
#*  MacroGenics, Inc.                     44,956 $ 1,036,685       0.0%
*   Magellan Health, Inc.                 46,317   3,883,680       0.1%
#*  Mallinckrodt P.L.C.                   98,867   1,285,271       0.0%
#*  Medical Transcription Billing Corp.    4,370      14,727       0.0%
#*  Medpace Holdings, Inc.                17,009     629,163       0.0%
#*  Melinta Therapeutics, Inc.            62,115     422,382       0.0%
#   Meridian Bioscience, Inc.            321,363   4,691,900       0.1%
*   Merit Medical Systems, Inc.          398,201  19,312,748       0.3%
#   Merrimack Pharmaceuticals, Inc.       25,505     216,282       0.0%
#*  Micron Solutions, Inc.                16,626      61,945       0.0%
#*  Minerva Neurosciences, Inc.           66,269     434,062       0.0%
#*  Miragen Therapeutics, Inc.            24,057     165,031       0.0%
#*  Mirati Therapeutics, Inc.             78,391   2,414,443       0.0%
*   Misonix, Inc.                         62,661     689,271       0.0%
#*  Momenta Pharmaceuticals, Inc.         97,732   2,032,826       0.0%
#*  Myriad Genetics, Inc.                236,655   6,694,970       0.1%
#*  Nabriva Therapeutics P.L.C.           17,917      86,002       0.0%
#*  NantHealth, Inc.                       3,200      10,912       0.0%
#*  NantKwest, Inc.                       38,698     150,922       0.0%
    National HealthCare Corp.            103,287   6,329,427       0.1%
    National Research Corp.              234,509   7,668,444       0.1%
#*  Natus Medical, Inc.                  408,625  13,505,056       0.2%
#*  NeoGenomics, Inc.                    121,272   1,161,786       0.0%
*   Neurotrope, Inc.                      13,137     115,474       0.0%
#*  Novus Therapeutics, Inc.               1,116       5,111       0.0%
*   Nuvectra Corp.                       115,755   1,490,924       0.0%
#*  Omnicell, Inc.                       390,314  16,822,533       0.3%
*   Ophthotech Corp.                      11,279      29,664       0.0%
#*  OraSure Technologies, Inc.           513,827   9,110,153       0.2%
*   Orthofix International NV            196,002  11,960,042       0.2%
#*  Otonomy, Inc.                        154,270     578,513       0.0%
#   Owens & Minor, Inc.                  426,064   6,923,540       0.1%
#*  Pain Therapeutics, Inc.               19,288     155,268       0.0%
#*  PDL BioPharma, Inc.                  949,423   2,772,315       0.1%
#*  Pfenex, Inc.                          23,898     132,873       0.0%
    Phibro Animal Health Corp. Class A    93,317   3,947,309       0.1%
#*  Prestige Brands Holdings, Inc.        31,555     928,979       0.0%
*   ProPhase Labs, Inc.                      743       2,125       0.0%
*   Protagonist Therapeutics, Inc.         8,884      76,758       0.0%
#*  Proteostasis Therapeutics, Inc.       15,043      76,118       0.0%
*   Prothena Corp. P.L.C.                 27,334     328,008       0.0%
*   Providence Service Corp. (The)       167,613  12,718,474       0.2%
    Psychemedics Corp.                     7,747     163,152       0.0%
*   PTC Therapeutics, Inc.                25,530     707,947       0.0%
*   Quality Systems, Inc.                513,331   6,894,035       0.1%
#*  Quidel Corp.                         206,042  11,682,581       0.2%
#*  Quorum Health Corp.                  142,493   1,004,576       0.0%
#*  R1 RCM, Inc.                          24,699     183,514       0.0%
#*  Ra Pharmaceuticals, Inc.              21,895     132,903       0.0%
*   RadNet, Inc.                         281,598   3,731,174       0.1%
#*  Repligen Corp.                       266,196   9,849,252       0.2%
#*  Retrophin, Inc.                      158,445   3,976,970       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------- ------------ ---------------
Health Care -- (Continued)
*   RTI Surgical, Inc.                   437,597 $  1,925,427       0.0%
#*  Sangamo Therapeutics, Inc.             1,617       25,549       0.0%
*   Savara, Inc.                           5,818       53,875       0.0%
*   SeaSpine Holdings Corp.               53,801      619,250       0.0%
*   Select Medical Holdings Corp.        148,606    2,682,338       0.1%
#*  Sierra Oncology, Inc.                140,295      289,008       0.0%
    Simulations Plus, Inc.               131,070    2,156,102       0.0%
#*  Sorrento Therapeutics, Inc.           13,797       84,852       0.0%
#*  Spectrum Pharmaceuticals, Inc.       340,121    5,414,726       0.1%
#*  Stemline Therapeutics, Inc.           27,912      480,086       0.0%
#*  Supernus Pharmaceuticals, Inc.       250,376   11,742,634       0.2%
#*  Surgery Partners, Inc.                67,573    1,081,168       0.0%
*   Surmodics, Inc.                      142,610    5,326,484       0.1%
#*  Syndax Pharmaceuticals, Inc.          51,617      538,881       0.0%
#*  Synlogic, Inc.                         5,073       66,862       0.0%
#*  Tenet Healthcare Corp.               170,377    4,078,825       0.1%
#*  Tetraphase Pharmaceuticals, Inc.     229,106      737,721       0.0%
#*  Tivity Health, Inc.                  374,675   13,469,566       0.2%
*   Tonix Pharmaceuticals Holding Corp.    9,821       30,642       0.0%
*   Triple-S Management Corp. Class B    144,886    4,107,518       0.1%
#   US Physical Therapy, Inc.            143,514   13,095,652       0.2%
    Utah Medical Products, Inc.           47,236    4,796,816       0.1%
#*  Varex Imaging Corp.                   48,669    1,751,597       0.0%
#*  Verastem, Inc.                       106,306      443,296       0.0%
#*  Versartis, Inc.                       65,267       97,901       0.0%
*   Voyager Therapeutics, Inc.             8,632      156,757       0.0%
#*  XBiotech, Inc.                        15,923       76,590       0.0%
#*  Xencor, Inc.                          85,930    2,491,111       0.0%
*   Zafgen, Inc.                         134,833      915,516       0.0%
#*  Zogenix, Inc.                         94,426    3,710,942       0.1%
                                                 ------------      ----
Total Health Care                                 672,697,807      10.4%
                                                 ------------      ----
Industrials -- (18.5%)
#   AAON, Inc.                           421,106   14,317,604       0.2%
    AAR Corp.                            290,650   12,585,145       0.2%
#*  Acacia Research Corp.                 78,259      285,645       0.0%
    ACCO Brands Corp.                    707,294    8,522,893       0.1%
    Acme United Corp.                     31,585      674,656       0.0%
#   Actuant Corp. Class A                136,863    3,223,124       0.1%
*   Advanced Disposal Services, Inc.       5,097      112,338       0.0%
#   Advanced Drainage Systems, Inc.       89,096    2,245,219       0.0%
*   Aegion Corp.                         301,196    6,834,137       0.1%
#*  AeroCentury Corp.                      9,017      143,821       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.    455,303   12,721,166       0.2%
#*  Aerovironment, Inc.                  237,835   12,962,007       0.2%
*   Air Transport Services Group, Inc.   506,046   10,242,371       0.2%
    Aircastle, Ltd.                      347,469    6,810,392       0.1%
    Alamo Group, Inc.                    105,345   11,532,117       0.2%
#   Albany International Corp. Class A   261,344   15,458,498       0.2%
    Allied Motion Technologies, Inc.      68,900    2,747,043       0.0%
    Altra Industrial Motion Corp.        294,050   12,247,182       0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE+    OF NET ASSETS**
                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   Ameresco, Inc. Class A                       143,280 $ 1,697,868       0.0%
#   American Railcar Industries, Inc.            168,698   6,402,089       0.1%
#*  American Superconductor Corp.                  2,865      16,904       0.0%
#*  American Woodmark Corp.                      142,945  11,750,079       0.2%
#*  AMREP Corp.                                   66,450     480,101       0.0%
#   Apogee Enterprises, Inc.                     291,143  11,968,889       0.2%
*   ARC Document Solutions, Inc.                 337,499     742,498       0.0%
    ArcBest Corp.                                184,166   5,911,729       0.1%
    Argan, Inc.                                  175,577   7,023,080       0.1%
*   Armstrong Flooring, Inc.                     174,282   2,152,383       0.0%
#*  Arotech Corp.                                133,991     428,771       0.0%
#*  Art's-Way Manufacturing Co., Inc.                200         540       0.0%
#   Astec Industries, Inc.                       201,791  11,211,508       0.2%
#*  Astronics Corp.                              160,988   5,888,941       0.1%
#*  Astronics Corp. Class B                        6,976     254,694       0.0%
*   Atkore International Group, Inc.             192,913   3,428,064       0.1%
#*  Atlas Air Worldwide Holdings, Inc.           104,895   6,650,343       0.1%
*   Avalon Holdings Corp. Class A                 13,946      29,147       0.0%
#*  Axon Enterprise, Inc.                        376,999  15,826,418       0.2%
#   AZZ, Inc.                                    207,933   9,263,415       0.1%
#*  Babcock & Wilcox Enterprises, Inc.           497,651   1,134,644       0.0%
    Barrett Business Services, Inc.               25,633   2,243,400       0.0%
#*  Blue Bird Corp.                               16,830     399,713       0.0%
#*  BlueLinx Holdings, Inc.                       22,168     891,597       0.0%
*   BMC Stock Holdings, Inc.                     249,488   4,303,668       0.1%
    Brady Corp. Class A                          169,449   6,167,944       0.1%
#   Briggs & Stratton Corp.                      387,579   6,988,049       0.1%
#*  Broadwind Energy, Inc.                        29,075      76,758       0.0%
*   Builders FirstSource, Inc.                   513,027   9,352,482       0.1%
*   CAI International, Inc.                      133,926   3,010,656       0.1%
*   Casella Waste Systems, Inc. Class A          462,261  11,330,017       0.2%
*   CBIZ, Inc.                                   555,820  10,338,252       0.2%
#   CECO Environmental Corp.                     228,541   1,074,143       0.0%
#   Celadon Group, Inc.                          136,629     383,927       0.0%
*   Chart Industries, Inc.                       336,140  19,072,584       0.3%
#   Chicago Rivet & Machine Co.                   17,700     513,567       0.0%
#   CIRCOR International, Inc.                   180,711   7,656,725       0.1%
*   Civeo Corp.                                  658,272   2,205,211       0.0%
    Columbus McKinnon Corp.                      169,737   6,090,164       0.1%
    Comfort Systems USA, Inc.                    378,197  15,959,913       0.3%
#*  Command Security Corp.                        17,842      50,136       0.0%
*   Commercial Vehicle Group, Inc.               177,398   1,190,341       0.0%
    CompX International, Inc.                     18,270     251,213       0.0%
*   Continental Building Products, Inc.          344,374   9,676,909       0.2%
*   Continental Materials Corp.                   14,518     275,231       0.0%
    Costamare, Inc.                              460,340   3,125,709       0.1%
*   Covenant Transportation Group, Inc. Class A  121,098   3,360,470       0.1%
#*  CPI Aerostructures, Inc.                      66,952     639,392       0.0%
    CRA International, Inc.                      100,515   5,676,082       0.1%
*   CSW Industrials, Inc.                         29,322   1,271,109       0.0%
#   Cubic Corp.                                  141,928   8,764,054       0.1%
    DMC Global, Inc.                             110,479   4,275,537       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Industrials -- (Continued)
    Douglas Dynamics, Inc.                    262,655 $10,965,846       0.2%
*   Ducommun, Inc.                             96,736   2,814,050       0.0%
*   DXP Enterprises, Inc.                     142,377   5,168,285       0.1%
*   Eagle Bulk Shipping, Inc.                 232,891   1,178,428       0.0%
    Eastern Co. (The)                          56,600   1,607,440       0.0%
*   Echo Global Logistics, Inc.               197,219   5,384,079       0.1%
    Ecology and Environment, Inc. Class A      19,292     251,761       0.0%
    Encore Wire Corp.                         197,852  10,416,908       0.2%
*   Engility Holdings, Inc.                   177,120   4,502,390       0.1%
    Ennis, Inc.                               220,827   3,952,803       0.1%
    EnPro Industries, Inc.                    114,869   8,632,405       0.1%
#   EnviroStar, Inc.                           33,694   1,229,831       0.0%
    ESCO Technologies, Inc.                   177,756   9,927,673       0.2%
#   Espey Manufacturing & Electronics Corp.    35,187     934,204       0.0%
    Essendant, Inc.                           268,985   2,001,248       0.0%
*   ExOne Co. (The)                            13,293      91,988       0.0%
    Exponent, Inc.                            240,120  20,746,368       0.3%
    Federal Signal Corp.                      671,262  14,539,535       0.2%
    Forrester Research, Inc.                  245,923   9,787,735       0.2%
    Forward Air Corp.                         306,722  16,559,921       0.3%
#*  Franklin Covey Co.                        167,415   4,084,926       0.1%
    Franklin Electric Co., Inc.               117,324   4,810,284       0.1%
#   FreightCar America, Inc.                   92,600   1,290,844       0.0%
*   FTI Consulting, Inc.                      182,631  10,665,650       0.2%
*   Fuel Tech, Inc.                             5,156       6,600       0.0%
*   FuelCell Energy, Inc.                      32,122      59,747       0.0%
*   Genco Shipping & Trading, Ltd.             82,607   1,321,712       0.0%
#*  Gencor Industries, Inc.                    60,922     947,337       0.0%
#   General Cable Corp.                        64,440   1,910,646       0.0%
*   Gibraltar Industries, Inc.                313,072  11,004,481       0.2%
    Global Brass & Copper Holdings, Inc.      163,261   4,897,830       0.1%
*   GMS, Inc.                                  89,714   2,795,488       0.0%
#*  Golden Ocean Group, Ltd.                   11,471      92,686       0.0%
*   Goldfield Corp. (The)                     201,798     847,552       0.0%
    Gorman-Rupp Co. (The)                     263,287   8,288,275       0.1%
*   GP Strategies Corp.                       173,745   3,622,583       0.1%
    Graham Corp.                               72,115   1,556,242       0.0%
*   Great Lakes Dredge & Dock Corp.           410,868   1,889,993       0.0%
#   Greenbrier Cos., Inc. (The)               203,120   8,906,812       0.1%
#   Griffon Corp.                             407,718   8,113,588       0.1%
    H&E Equipment Services, Inc.              344,513  11,144,996       0.2%
    Hardinge, Inc.                             92,268   1,692,195       0.0%
*   Harsco Corp.                              290,702   5,944,856       0.1%
    Hawaiian Holdings, Inc.                    55,770   2,297,724       0.0%
#   Heartland Express, Inc.                   223,665   3,987,947       0.1%
    Heidrick & Struggles International, Inc.  144,069   5,424,198       0.1%
#*  Herc Holdings, Inc.                       242,608  12,773,311       0.2%
*   Heritage-Crystal Clean, Inc.               54,837   1,159,803       0.0%
    Herman Miller, Inc.                        34,710   1,065,597       0.0%
#*  Hertz Global Holdings, Inc.               135,740   2,972,706       0.1%
*   Hill International, Inc.                  351,896   1,865,049       0.0%
    HNI Corp.                                  25,948     866,404       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Industrials -- (Continued)
*   Houston Wire & Cable Co.                   172,997 $ 1,245,578       0.0%
*   Hub Group, Inc. Class A                    284,467  12,502,325       0.2%
*   Hudson Global, Inc.                        172,207     323,749       0.0%
#*  Hudson Technologies, Inc.                  309,062   1,353,692       0.0%
    Hurco Cos., Inc.                            55,394   2,448,415       0.0%
*   Huron Consulting Group, Inc.               194,507   7,284,287       0.1%
#*  Huttig Building Products, Inc.             153,581     953,738       0.0%
    Hyster-Yale Materials Handling, Inc.       102,125   7,271,300       0.1%
    ICF International, Inc.                    127,837   8,577,863       0.1%
#*  IES Holdings, Inc.                         158,242   2,674,290       0.0%
*   InnerWorkings, Inc.                        619,532   6,257,273       0.1%
*   Innovative Solutions & Support, Inc.       139,210     499,764       0.0%
    Insperity, Inc.                            250,532  20,105,193       0.3%
#   Insteel Industries, Inc.                   192,911   5,793,117       0.1%
    Interface, Inc.                            675,348  14,857,656       0.2%
#*  Intersections, Inc.                         43,888      77,243       0.0%
    Kadant, Inc.                               104,191   9,611,620       0.2%
    Kaman Corp.                                281,442  17,066,643       0.3%
    Kelly Services, Inc. Class A               273,774   8,010,627       0.1%
    Kelly Services, Inc. Class B                   635      21,631       0.0%
#*  KeyW Holding Corp. (The)                   297,132   2,299,802       0.0%
    Kforce, Inc.                               309,359   8,213,481       0.1%
    Kimball International, Inc. Class B        353,449   5,838,977       0.1%
    Knoll, Inc.                                545,240  10,397,727       0.2%
    Korn/Ferry International                   291,758  15,597,383       0.2%
#*  Kratos Defense & Security Solutions, Inc.  591,523   5,921,145       0.1%
*   Lawson Products, Inc.                       80,102   1,854,361       0.0%
#*  Layne Christensen Co.                      145,371   2,051,185       0.0%
#*  LB Foster Co. Class A                      104,796   2,467,946       0.0%
#*  Limbach Holdings, Inc.                      46,538     584,517       0.0%
#   Lindsay Corp.                               94,854   8,333,872       0.1%
    LS Starrett Co. (The) Class A               47,782     291,470       0.0%
    LSC Communications, Inc.                   179,840   3,143,603       0.1%
    LSI Industries, Inc.                       226,419   1,387,948       0.0%
*   Lydall, Inc.                               199,513   8,898,280       0.1%
*   Manitex International, Inc.                 15,553     160,040       0.0%
#*  Manitowoc Co., Inc. (The)                  347,127   8,556,681       0.1%
    Marten Transport, Ltd.                     493,176   9,616,932       0.2%
*   Masonite International Corp.                10,171     617,380       0.0%
#*  Mastech Digital, Inc.                       20,852     305,482       0.0%
    Matson, Inc.                               288,987   8,447,090       0.1%
#   Matthews International Corp. Class A       107,881   5,302,351       0.1%
    McGrath RentCorp                           243,556  14,352,755       0.2%
#*  Mercury Systems, Inc.                      274,764   8,814,429       0.1%
*   Meritor, Inc.                              757,605  14,750,569       0.2%
*   Milacron Holdings Corp.                    205,382   3,703,037       0.1%
    Miller Industries, Inc.                     81,772   2,023,857       0.0%
*   Mistras Group, Inc.                        196,555   3,826,926       0.1%
    Mobile Mini, Inc.                          210,677   8,848,434       0.1%
*   MRC Global, Inc.                           601,089  11,258,397       0.2%
    Mueller Industries, Inc.                    26,599     722,961       0.0%
    Mueller Water Products, Inc. Class A       826,175   8,088,253       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Industrials -- (Continued)
#   Multi-Color Corp.                        157,303 $10,216,830       0.2%
*   MYR Group, Inc.                          141,325   4,239,750       0.1%
#   National Presto Industries, Inc.          43,093   4,126,155       0.1%
*   Navigant Consulting, Inc.                365,534   7,818,772       0.1%
*   NCI Building Systems, Inc.               405,740   7,100,450       0.1%
*   Nexeo Solutions, Inc.                    174,031   1,773,376       0.0%
*   NL Industries, Inc.                      270,408   2,068,621       0.0%
#   NN, Inc.                                 206,992   4,201,938       0.1%
#*  Northwest Pipe Co.                        77,054   1,520,275       0.0%
#*  NOW, Inc.                                885,372  10,739,562       0.2%
#*  NV5 Global, Inc.                          52,493   3,089,213       0.1%
#   Omega Flex, Inc.                          99,751   6,513,740       0.1%
*   Orion Group Holdings, Inc.               177,698   1,076,850       0.0%
*   PAM Transportation Services, Inc.         40,566   1,459,970       0.0%
    Park-Ohio Holdings Corp.                  98,922   3,749,144       0.1%
#*  Patrick Industries, Inc.                 258,264  14,695,222       0.2%
*   Patriot Transportation Holding, Inc.      30,858     558,530       0.0%
    Pendrell Corp.                               143      98,670       0.0%
#*  Performant Financial Corp.               244,566     738,589       0.0%
*   Perma-Fix Environmental Services           1,994       8,873       0.0%
*   Perma-Pipe International Holdings, Inc.   57,134     517,063       0.0%
*   PGT Innovations, Inc.                    451,350   7,876,058       0.1%
#*  Pioneer Power Solutions, Inc.              3,481      20,538       0.0%
    Powell Industries, Inc.                  106,413   3,197,711       0.1%
    Preformed Line Products Co.               51,141   3,439,232       0.1%
    Primoris Services Corp.                  394,172  10,086,861       0.2%
    Quad/Graphics, Inc.                      210,802   5,208,917       0.1%
#   Quanex Building Products Corp.           310,760   5,329,534       0.1%
*   Radiant Logistics, Inc.                  126,120     445,204       0.0%
    Raven Industries, Inc.                   401,690  14,701,854       0.2%
    RCM Technologies, Inc.                   102,549     533,255       0.0%
#*  Red Violet, Inc.                           1,887      11,888       0.0%
    Resources Connection, Inc.               300,019   4,695,297       0.1%
    REV Group, Inc.                            6,357     114,744       0.0%
*   Roadrunner Transportation Systems, Inc.  218,609     470,009       0.0%
    RPX Corp.                                343,499   3,720,094       0.1%
    RR Donnelley & Sons Co.                   71,571     604,775       0.0%
*   Rush Enterprises, Inc. Class A           232,414   9,489,464       0.2%
*   Rush Enterprises, Inc. Class B            93,540   3,639,641       0.1%
*   Saia, Inc.                               216,536  14,302,203       0.2%
#   Scorpio Bulkers, Inc.                    413,947   3,166,695       0.1%
    Servotronics, Inc.                        24,804     234,894       0.0%
*   SIFCO Industries, Inc.                    45,608     248,564       0.0%
    SkyWest, Inc.                            302,118  17,190,514       0.3%
*   SP Plus Corp.                            183,171   6,438,461       0.1%
    Spartan Motors, Inc.                     266,843   4,763,148       0.1%
*   Sparton Corp.                             49,766     919,178       0.0%
*   SPX Corp.                                197,701   6,255,260       0.1%
*   SPX FLOW, Inc.                           223,007  10,035,315       0.2%
    Standex International Corp.              137,703  13,350,306       0.2%
    Steelcase, Inc. Class A                  128,021   1,696,278       0.0%
#*  Sterling Construction Co., Inc.          209,849   2,335,619       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                SHARES      VALUE+     OF NET ASSETS**
                                                ------- -------------- ---------------
Industrials -- (Continued)
           Sun Hydraulics Corp.                 259,337 $   12,595,998       0.2%
#*         Sunrun, Inc.                          21,701        200,083       0.0%
#*         Team, Inc.                           235,014      3,983,487       0.1%
#          Tennant Co.                          171,312     12,677,088       0.2%
#*         Textainer Group Holdings, Ltd.        88,359      1,519,775       0.0%
*          Thermon Group Holdings, Inc.         219,005      4,991,124       0.1%
#          Titan International, Inc.            444,084      4,574,065       0.1%
#*         Titan Machinery, Inc.                159,514      3,081,810       0.1%
#*         TPI Composites, Inc.                  30,148        682,852       0.0%
*          Transcat, Inc.                        42,500        701,250       0.0%
*          Trex Co., Inc.                        92,017      9,558,726       0.2%
*          TriMas Corp.                         400,034     10,840,921       0.2%
#          Triumph Group, Inc.                  387,357      9,160,993       0.1%
*          TrueBlue, Inc.                       448,497     11,952,445       0.2%
#*         Tutor Perini Corp.                   269,447      5,564,081       0.1%
*          Twin Disc, Inc.                       95,495      2,108,530       0.0%
*          Ultralife Corp.                      108,284        915,000       0.0%
           Universal Forest Products, Inc.      306,720      9,778,234       0.2%
           Universal Logistics Holdings, Inc.    87,257      1,915,291       0.0%
#          US Ecology, Inc.                     246,156     13,120,115       0.2%
*          USA Truck, Inc.                       58,861      1,414,430       0.0%
*          Vectrus, Inc.                         47,194      1,698,984       0.0%
#*         Veritiv Corp.                         95,860      3,647,473       0.1%
           Viad Corp.                           190,712      9,678,634       0.2%
#*         Vicor Corp.                          163,204      5,850,863       0.1%
           Virco Manufacturing Corp.            133,476        560,599       0.0%
#*         Volt Information Sciences, Inc.      172,876        466,765       0.0%
           VSE Corp.                             67,925      3,483,873       0.1%
#          Wabash National Corp.                689,747     13,836,325       0.2%
*          WageWorks, Inc.                        1,213         50,521       0.0%
*          Wesco Aircraft Holdings, Inc.        705,164      7,122,156       0.1%
#*         Willdan Group, Inc.                   64,936      1,857,170       0.0%
#*         Willis Lease Finance Corp.            75,708      2,474,137       0.0%
*          Xerium Technologies, Inc.             28,081        183,931       0.0%
*          YRC Worldwide, Inc.                  340,762      2,835,140       0.0%
                                                        --------------      ----
Total Industrials                                        1,371,072,624      21.2%
                                                        --------------      ----
Information Technology -- (10.9%)
(degrees)  Actua Corp.                           21,078         21,078       0.0%
#*         Acxiom Corp.                          19,086        495,854       0.0%
*          ADDvantage Technologies Group, Inc.   84,703        107,573       0.0%
           ADTRAN, Inc.                         552,782      8,098,256       0.1%
*          Agilysys, Inc.                       216,417      2,549,392       0.0%
*          Alpha & Omega Semiconductor, Ltd.    169,490      2,569,468       0.0%
#*         Ambarella, Inc.                       25,284      1,177,982       0.0%
           American Software, Inc. Class A      225,740      2,880,442       0.1%
*          Amtech Systems, Inc.                  89,870        622,799       0.0%
*          Appfolio, Inc. Class A                 8,440        404,698       0.0%
#*         Applied Optoelectronics, Inc.         81,995      2,620,560       0.1%
           AstroNova, Inc.                       58,981      1,052,811       0.0%
#*         Asure Software, Inc.                  15,905        240,802       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                      SHARES    VALUE+    OF NET ASSETS**
                                      ------- ----------- ---------------
Information Technology -- (Continued)
#*  AutoWeb, Inc.                      57,421 $   209,587       0.0%
*   Aviat Networks, Inc.               28,812     468,771       0.0%
#*  Avid Technology, Inc.             374,610   1,678,253       0.0%
*   Aware, Inc.                       144,939     565,262       0.0%
*   Axcelis Technologies, Inc.        288,869   6,355,118       0.1%
#*  AXT, Inc.                         293,701   1,718,151       0.0%
#   Badger Meter, Inc.                331,482  14,071,411       0.2%
    Bel Fuse, Inc. Class A             33,988     608,045       0.0%
    Bel Fuse, Inc. Class B             98,507   1,906,110       0.0%
    Benchmark Electronics, Inc.       359,035   9,442,620       0.2%
#   Black Box Corp.                   127,613     248,845       0.0%
*   Blackhawk Network Holdings, Inc.   74,882   3,362,202       0.1%
#*  Blucora, Inc.                     305,788   7,950,488       0.1%
#*  Bottomline Technologies de, Inc.   52,083   2,058,320       0.0%
#*  BroadVision, Inc.                  16,737      37,658       0.0%
    Brooks Automation, Inc.           518,124  12,890,925       0.2%
*   BSQUARE Corp.                     103,061     463,775       0.0%
    Cabot Microelectronics Corp.      169,883  17,234,630       0.3%
#*  CalAmp Corp.                      357,680   7,064,180       0.1%
#*  Calix, Inc.                       423,241   2,814,553       0.1%
#*  Carbonite, Inc.                   183,107   5,694,628       0.1%
*   Cardtronics P.L.C. Class A        253,895   6,664,744       0.1%
#*  Cars.com, Inc.                    102,044   2,906,213       0.1%
    Cass Information Systems, Inc.     81,538   4,931,418       0.1%
    CCUR Holdings, Inc.                34,201     177,845       0.0%
*   Ceva, Inc.                        159,919   5,213,359       0.1%
#*  Clearfield, Inc.                  100,696   1,228,491       0.0%
    Cohu, Inc.                        189,893   4,063,710       0.1%
*   CommerceHub, Inc. Series A         41,060     930,830       0.0%
    Communications Systems, Inc.       79,847     285,852       0.0%
*   Computer Task Group, Inc.         191,095   1,465,699       0.0%
    Comtech Telecommunications Corp.  155,360   4,752,462       0.1%
#*  Control4 Corp.                    142,405   2,967,720       0.1%
    Convergys Corp.                    13,721     320,523       0.0%
#*  Cray, Inc.                        325,405   7,760,909       0.1%
    CSG Systems International, Inc.   350,580  15,001,318       0.2%
    CSP, Inc.                          49,891     543,313       0.0%
    CTS Corp.                         277,220   8,302,739       0.1%
*   CUI Global, Inc.                    3,773      10,376       0.0%
#*  CVD Equipment Corp.                29,398     241,946       0.0%
#*  CyberOptics Corp.                  58,595     893,574       0.0%
    Daktronics, Inc.                  297,616   2,681,520       0.1%
*   DASAN Zhone Solutions, Inc.         8,601      94,869       0.0%
*   Data I/O Corp.                     78,900     494,703       0.0%
*   Datawatch Corp.                    16,246     149,463       0.0%
*   DHI Group, Inc.                   466,584     653,218       0.0%
*   Digi International, Inc.          227,661   2,618,101       0.1%
*   Diodes, Inc.                      336,329   9,602,193       0.2%
*   DSP Group, Inc.                   181,909   2,173,813       0.0%
#*  Eastman Kodak Co.                  90,376     447,361       0.0%
#   Ebix, Inc.                         63,426   4,915,515       0.1%
*   Edgewater Technology, Inc.         91,743     527,522       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
Information Technology -- (Continued)
*   eGain Corp.                                    18,893 $   163,424       0.0%
#*  Electro Scientific Industries, Inc.           272,959   4,913,262       0.1%
*   Electro-Sensors, Inc.                           3,450      13,973       0.0%
#*  Electronics for Imaging, Inc.                 126,472   3,503,274       0.1%
#*  Emcore Corp.                                  150,023     675,104       0.0%
#*  Endurance International Group Holdings, Inc.  107,802     792,345       0.0%
*   ePlus, Inc.                                   136,653  10,911,742       0.2%
*   Everi Holdings, Inc.                          316,180   2,026,714       0.0%
    EVERTEC, Inc.                                 212,860   3,884,695       0.1%
*   Evolving Systems, Inc.                         38,187     143,201       0.0%
*   ExlService Holdings, Inc.                     265,274  15,335,490       0.2%
#*  Extreme Networks, Inc.                        188,196   2,013,697       0.0%
#*  Fabrinet                                      375,415  10,590,457       0.2%
*   FARO Technologies, Inc.                       146,818   7,414,309       0.1%
#*  Finisar Corp.                                 248,843   3,876,974       0.1%
#*  Finjan Holdings, Inc.                          24,067      70,998       0.0%
#*  Fitbit, Inc. Class A                           12,694      70,452       0.0%
*   FormFactor, Inc.                              615,967   7,068,221       0.1%
*   Frequency Electronics, Inc.                    67,025     590,490       0.0%
#   GlobalSCAPE, Inc.                              22,325      83,272       0.0%
#*  Globant SA                                     24,818   1,117,058       0.0%
*   Glu Mobile, Inc.                              119,683     524,212       0.0%
*   GSE Systems, Inc.                             119,569     382,621       0.0%
*   GSI Technology, Inc.                          108,787     797,409       0.0%
#*  GTT Communications, Inc.                      300,035  14,416,682       0.2%
    Hackett Group, Inc. (The)                     373,226   6,049,993       0.1%
#*  Harmonic, Inc.                                984,603   3,593,801       0.1%
#*  Ichor Holdings, Ltd.                           27,177     600,612       0.0%
*   ID Systems, Inc.                               31,449     215,426       0.0%
#*  IEC Electronics Corp.                          21,736      96,073       0.0%
*   Image Sensing Systems, Inc.                     2,530      11,512       0.0%
#*  Infinera Corp.                                762,258   8,933,664       0.1%
*   Innodata, Inc.                                161,772     186,038       0.0%
#*  Inphi Corp.                                   109,141   3,119,250       0.1%
#*  Inseego Corp.                                   2,293       4,907       0.0%
*   Insight Enterprises, Inc.                     311,814  11,053,806       0.2%
*   Intelligent Systems Corp.                       4,600      24,472       0.0%
#*  Internap Corp.                                 90,674   1,070,860       0.0%
#*  inTEST Corp.                                   79,541     572,695       0.0%
#*  Intevac, Inc.                                 176,836   1,158,276       0.0%
#*  Iteris, Inc.                                   42,830     217,148       0.0%
#*  Kemet Corp.                                   411,775   7,090,765       0.1%
*   Key Tronic Corp.                               24,728     173,838       0.0%
*   Kimball Electronics, Inc.                     183,216   2,903,974       0.1%
#*  Knowles Corp.                                 673,922   8,626,202       0.1%
#*  Kopin Corp.                                   576,841   1,909,344       0.0%
*   Kulicke & Soffa Industries, Inc.              582,384  13,330,770       0.2%
#*  KVH Industries, Inc.                          155,678   1,650,187       0.0%
#*  Lattice Semiconductor Corp.                   835,543   4,528,643       0.1%
*   Leaf Group, Ltd.                              140,953   1,036,005       0.0%
#*  LGL Group, Inc. (The)                          51,187     281,017       0.0%
#*  Lightpath Technologies, Inc. Class A            7,150      14,300       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Information Technology -- (Continued)
*   Limelight Networks, Inc.                   669,173 $ 3,452,933       0.1%
*   Liquidity Services, Inc.                   125,368     808,624       0.0%
*   Luna Innovations, Inc.                      19,545      64,303       0.0%
#*  Luxoft Holding, Inc.                        60,935   2,458,727       0.0%
#*  MACOM Technology Solutions Holdings, Inc.   50,863     845,343       0.0%
#*  MagnaChip Semiconductor Corp.               86,929     812,786       0.0%
    ManTech International Corp. Class A        158,253   9,351,170       0.2%
#   Marchex, Inc. Class B                      260,178     723,295       0.0%
#*  MaxLinear, Inc.                            166,705   3,722,523       0.1%
#*  Maxwell Technologies, Inc.                 227,226   1,165,669       0.0%
#*  Meet Group, Inc.(The)                      550,993   1,311,363       0.0%
#   Mesa Laboratories, Inc.                     31,531   5,306,983       0.1%
    Methode Electronics, Inc.                  408,852  16,313,195       0.3%
*   MicroStrategy, Inc. Class A                 13,758   1,753,595       0.0%
#*  Mitek Systems, Inc.                          3,568      27,652       0.0%
*   MoneyGram International, Inc.              207,639   1,814,765       0.0%
    Monotype Imaging Holdings, Inc.            340,876   7,550,403       0.1%
#   MTS Systems Corp.                          167,799   8,524,189       0.1%
*   Nanometrics, Inc.                          240,725   5,974,794       0.1%
#*  Napco Security Technologies, Inc.          275,680   2,949,776       0.1%
#*  NeoPhotonics Corp.                         332,783   1,710,505       0.0%
*   NETGEAR, Inc.                              237,290  13,122,137       0.2%
    Network-1 Technologies, Inc.                32,802      91,321       0.0%
#   NIC, Inc.                                  609,382   9,049,323       0.1%
#*  Novanta, Inc.                              185,289  10,894,993       0.2%
#   NVE Corp.                                    7,592     642,055       0.0%
*   Oclaro, Inc.                               320,213   2,536,087       0.0%
*   Optical Cable Corp.                         55,836     156,341       0.0%
#*  OSI Systems, Inc.                          216,618  13,867,884       0.2%
#*  PAR Technology Corp.                       142,597   2,037,711       0.0%
    Park Electrochemical Corp.                 189,919   3,234,321       0.1%
    PC Connection, Inc.                        119,602   3,192,177       0.1%
    PC-Tel, Inc.                               175,454   1,254,496       0.0%
#*  PCM, Inc.                                  116,708   1,511,369       0.0%
#*  PDF Solutions, Inc.                        287,179   3,202,046       0.1%
*   Perceptron, Inc.                            66,095     580,975       0.0%
*   Perficient, Inc.                           351,359   8,689,108       0.1%
#*  PFSweb, Inc.                               131,263   1,219,433       0.0%
#*  Photronics, Inc.                           519,232   3,972,125       0.1%
#*  Pixelworks, Inc.                            24,632     105,425       0.0%
    Plantronics, Inc.                           44,604   2,905,951       0.1%
*   Plexus Corp.                               225,831  12,384,572       0.2%
    Power Integrations, Inc.                    57,728   3,913,958       0.1%
*   PRGX Global, Inc.                          142,169   1,393,256       0.0%
#*  Professional Diversity Network, Inc.         1,600       4,592       0.0%
    Progress Software Corp.                    389,221  14,373,932       0.2%
    QAD, Inc. Class A                           73,696   3,308,950       0.1%
    QAD, Inc. Class B                           29,036   1,000,000       0.0%
#*  Qualstar Corp.                              15,022     160,886       0.0%
#*  Qualys, Inc.                               124,236   9,559,960       0.2%
*   Quantum Corp.                                5,948      23,316       0.0%
*   QuinStreet, Inc.                           153,414   1,724,373       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Information Technology -- (Continued)
#*  Qumu Corp.                                83,584 $   153,795       0.0%
#*  Rambus, Inc.                             883,340  11,925,090       0.2%
#*  RealNetworks, Inc.                       385,587   1,376,546       0.0%
    Reis, Inc.                               101,661   2,134,881       0.0%
#   Relm Wireless Corp.                       40,346     153,113       0.0%
    RF Industries, Ltd.                       52,025     293,941       0.0%
*   Rhythmone P.L.C.                          34,057     110,196       0.0%
*   Ribbon Communications, Inc.              358,054   2,083,874       0.0%
    Richardson Electronics, Ltd.             101,846     944,112       0.0%
*   Rogers Corp.                             130,776  13,953,799       0.2%
#*  Rosetta Stone, Inc.                       81,778   1,137,532       0.0%
#*  Rubicon Project, Inc. (The)              166,704     363,415       0.0%
*   Rubicon Technology, Inc.                   2,007      13,868       0.0%
*   Rudolph Technologies, Inc.               356,192   9,029,467       0.1%
#   Sapiens International Corp. NV             3,598      32,454       0.0%
*   ScanSource, Inc.                         226,042   7,753,241       0.1%
*   Seachange International, Inc.            384,274   1,210,463       0.0%
*   ServiceSource International, Inc.        106,991     405,496       0.0%
#*  Shutterstock, Inc.                        48,915   2,061,278       0.0%
#*  Sigma Designs, Inc.                      332,058   2,091,965       0.0%
#*  Sigmatron International, Inc.              9,685      65,858       0.0%
*   SMTC Corp.                                12,219      28,226       0.0%
#*  SolarEdge Technologies, Inc.              76,893   4,048,416       0.1%
#*  Sonic Foundry, Inc.                        3,901       9,323       0.0%
#*  StarTek, Inc.                            134,865   1,192,207       0.0%
#*  Steel Connect, Inc.                      180,965     352,882       0.0%
#*  Stratasys, Ltd.                          313,799   6,015,527       0.1%
#*  Super Micro Computer, Inc.               389,647   6,896,752       0.1%
*   Sykes Enterprises, Inc.                  389,234  11,194,370       0.2%
#*  Synaptics, Inc.                          229,545   9,989,798       0.2%
#*  Synchronoss Technologies, Inc.            47,288     529,626       0.0%
*   Syntel, Inc.                             217,708   6,287,407       0.1%
    Systemax, Inc.                           344,542  10,828,955       0.2%
*   TechTarget, Inc.                          85,439   1,781,403       0.0%
*   Telaria, Inc.                             30,391     127,642       0.0%
*   Telenav, Inc.                            235,000   1,210,250       0.0%
    Tessco Technologies, Inc.                 66,030   1,165,429       0.0%
#*  Trade Desk, Inc. (The) Class A             1,699      86,938       0.0%
    TransAct Technologies, Inc.               90,009   1,098,110       0.0%
    Travelport Worldwide, Ltd.               526,041   9,016,343       0.1%
#*  Travelzoo                                 75,888     868,918       0.0%
*   Trio Tech International                    6,465      35,040       0.0%
    TSR, Inc.                                 60,552     320,926       0.0%
    TTEC Holdings, Inc.                      233,029   7,456,928       0.1%
#*  TTM Technologies, Inc.                   665,422   9,275,983       0.2%
#*  Ultra Clean Holdings, Inc.               297,536   5,209,855       0.1%
#*  Unisys Corp.                             311,119   3,484,533       0.1%
*   VASCO Data Security International, Inc.  156,046   2,418,713       0.0%
#*  Veeco Instruments, Inc.                  465,581   7,193,226       0.1%
*   VeriFone Systems, Inc.                   150,180   3,455,642       0.1%
*   Virtusa Corp.                            358,465  17,256,505       0.3%
*   Vishay Precision Group, Inc.             108,345   3,066,163       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Information Technology -- (Continued)
    Wayside Technology Group, Inc.                31,517 $    433,359       0.0%
*   Web.com Group, Inc.                          478,171    8,893,981       0.1%
#*  Wireless Telecom Group, Inc.                 162,419      368,691       0.0%
*   Xcerra Corp.                                 394,368    4,763,965       0.1%
*   XO Group, Inc.                               227,397    4,929,967       0.1%
    Xperi Corp.                                  362,985    7,985,670       0.1%
*   Zedge, Inc. Class B                           70,067      296,383       0.0%
*   Zix Corp.                                    502,148    2,535,847       0.0%
                                                         ------------      ----
Total Information Technology                              808,700,169      12.5%
                                                         ------------      ----
Materials -- (4.5%)
    A Schulman, Inc.                             349,055   14,974,460       0.2%
*   AdvanSix, Inc.                                81,104    2,905,145       0.0%
#*  AgroFresh Solutions, Inc.                    177,345    1,227,227       0.0%
#*  AK Steel Holding Corp.                     1,130,581    5,189,367       0.1%
*   American Biltrite, Inc.                          516      266,514       0.0%
    American Vanguard Corp.                      215,100    4,635,405       0.1%
#   Ampco-Pittsburgh Corp.                        88,364      870,385       0.0%
    Boise Cascade Co.                            327,845   13,638,352       0.2%
#   Carpenter Technology Corp.                    96,491    5,139,111       0.1%
#*  Century Aluminum Co.                         544,866    9,518,809       0.2%
    Chase Corp.                                   82,009    9,185,008       0.1%
#*  Clearwater Paper Corp.                       204,074    4,826,350       0.1%
#*  Cleveland-Cliffs, Inc.                       275,144    2,041,569       0.0%
#*  Coeur Mining, Inc.                           706,869    5,350,998       0.1%
    Core Molding Technologies, Inc.               66,816    1,035,648       0.0%
*   Ferro Corp.                                  883,136   19,437,823       0.3%
*   Ferroglobe P.L.C.                            261,359    2,953,357       0.1%
#*  Flotek Industries, Inc.                      389,825    1,391,675       0.0%
    Friedman Industries, Inc.                     69,701      428,661       0.0%
    FutureFuel Corp.                             250,737    2,933,623       0.1%
#   Gold Resource Corp.                           80,639      408,840       0.0%
    Hawkins, Inc.                                101,367    3,294,428       0.1%
    Haynes International, Inc.                    80,669    3,372,771       0.1%
#   Hecla Mining Co.                             148,060      567,070       0.0%
    Innophos Holdings, Inc.                      212,861    8,808,188       0.1%
    Innospec, Inc.                               254,933   18,533,629       0.3%
#*  Intrepid Potash, Inc.                        797,381    3,612,136       0.1%
#   Kaiser Aluminum Corp.                        167,047   16,460,811       0.3%
    KMG Chemicals, Inc.                          102,917    6,328,366       0.1%
*   Koppers Holdings, Inc.                       119,261    5,223,632       0.1%
*   Kraton Corp.                                 267,809   12,230,837       0.2%
#*  LSB Industries, Inc.                         153,146      846,897       0.0%
    Materion Corp.                               137,452    6,975,689       0.1%
#   McEwen Mining, Inc.                           73,816      153,537       0.0%
    Mercer International, Inc.                   415,846    5,572,336       0.1%
    Myers Industries, Inc.                       324,292    7,556,004       0.1%
#   Neenah, Inc.                                 165,819   12,933,882       0.2%
    Northern Technologies International Corp.     38,414    1,146,658       0.0%
#   Olympic Steel, Inc.                           88,424    2,073,543       0.0%
*   OMNOVA Solutions, Inc.                       408,738    4,455,244       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                                ------- ------------ ---------------
Materials -- (Continued)
    PH Glatfelter Co.                           394,501 $  8,241,126       0.1%
    Quaker Chemical Corp.                       104,311   15,332,674       0.2%
#   Rayonier Advanced Materials, Inc.           245,787    5,259,842       0.1%
*   Resolute Forest Products, Inc.              431,003    4,266,930       0.1%
#*  Ryerson Holding Corp.                       159,684    1,604,824       0.0%
#   Schnitzer Steel Industries, Inc. Class A    274,545    8,085,350       0.1%
    Schweitzer-Mauduit International, Inc.      213,179    8,320,376       0.1%
    Stepan Co.                                  165,320   11,625,303       0.2%
*   SunCoke Energy, Inc.                        456,826    5,248,931       0.1%
    Synalloy Corp.                               66,453    1,146,314       0.0%
#*  TimkenSteel Corp.                           546,419    9,174,375       0.1%
*   Trecora Resources                           144,763    1,874,681       0.0%
    Tredegar Corp.                              331,144    5,828,134       0.1%
    Tronox, Ltd. Class A                          2,013       34,583       0.0%
*   UFP Technologies, Inc.                       23,187      770,968       0.0%
    United States Lime & Minerals, Inc.          60,400    4,513,088       0.1%
*   Universal Stainless & Alloy Products, Inc.   55,172    1,618,747       0.0%
#*  US Concrete, Inc.                           138,987    8,123,790       0.1%
*   Verso Corp. Class A                         211,901    3,826,932       0.1%
                                                        ------------       ---
Total Materials                                          333,400,953       5.2%
                                                        ------------       ---
Real Estate -- (0.9%)
#*  Altisource Asset Management Corp.             5,211      343,926       0.0%
#*  Altisource Portfolio Solutions SA            35,261      965,446       0.0%
    CKX Lands, Inc.                              14,943      155,407       0.0%
#   Consolidated-Tomoka Land Co.                 53,634    3,299,564       0.1%
#*  Forestar Group, Inc.                         37,819      824,454       0.0%
*   FRP Holdings, Inc.                           92,035    5,292,013       0.1%
    Griffin Industrial Realty, Inc.              48,979    1,817,121       0.0%
#   HFF, Inc. Class A                           425,510   14,952,421       0.2%
#*  InterGroup Corp. (The)                        5,700      145,350       0.0%
#*  JW Mays, Inc.                                 2,700      100,575       0.0%
#*  Marcus & Millichap, Inc.                    282,684    9,656,486       0.2%
#*  Maui Land & Pineapple Co., Inc.              63,398      675,189       0.0%
    PotlatchDeltic Corp.                         14,032      727,559       0.0%
*   Rafael Holdings, Inc. Class B               125,809    1,031,634       0.0%
#   RE/MAX Holdings, Inc. Class A               147,035    7,961,945       0.1%
#   RMR Group, Inc. (The) Class A                87,013    6,473,767       0.1%
#*  St Joe Co. (The)                            414,701    7,153,592       0.1%
#*  Stratus Properties, Inc.                     70,137    2,191,781       0.1%
#*  Tejon Ranch Co.                             177,120    4,309,330       0.1%
*   Trinity Place Holdings, Inc.                140,806      922,279       0.0%
                                                        ------------       ---
Total Real Estate                                         68,999,839       1.1%
                                                        ------------       ---
Telecommunication Services -- (1.1%)
*   Alaska Communications Systems Group, Inc.    50,547       74,304       0.0%
    ATN International, Inc.                     114,662    6,077,086       0.1%
*   Boingo Wireless, Inc.                       347,011    8,140,878       0.1%
#*  Cincinnati Bell, Inc.                       442,496    6,703,814       0.1%
#   Cogent Communications Holdings, Inc.        107,923    5,088,569       0.1%
#   Consolidated Communications Holdings, Inc.  482,299    5,449,979       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                   ---------- -------------- ---------------
Telecommunication Services -- (Continued)
#   Frontier Communications Corp.                                      86,089 $      714,539       0.0%
*   Fusion Telecommunications International, Inc.                      14,647         45,845       0.0%
*   Hawaiian Telcom Holdco, Inc.                                        7,720        210,293       0.0%
#   IDT Corp. Class B                                                 251,618      1,363,770       0.0%
#*  Intelsat SA                                                       128,461      1,255,064       0.0%
#*  Iridium Communications, Inc.                                      285,416      3,396,450       0.1%
*   LICT Corp.                                                              1          7,800       0.0%
#*  ORBCOMM, Inc.                                                     570,435      5,145,324       0.1%
*   pdvWireless, Inc.                                                   1,669         48,568       0.0%
    Shenandoah Telecommunications Co.                                 497,484     18,780,021       0.3%
    Spok Holdings, Inc.                                               142,944      2,129,866       0.0%
#*  Vonage Holdings Corp.                                           1,577,569     17,637,221       0.3%
#   Windstream Holdings, Inc.                                         429,237        665,317       0.0%
                                                                              --------------      ----
Total Telecommunication Services                                                  82,934,708       1.3%
                                                                              --------------      ----
Utilities -- (1.8%)
#   American States Water Co.                                         338,714     18,873,144       0.3%
#*  AquaVenture Holdings, Ltd.                                          8,259        121,077       0.0%
    Artesian Resources Corp. Class A                                   39,214      1,501,896       0.0%
#   California Water Service Group                                    430,087     16,665,871       0.3%
    Chesapeake Utilities Corp.                                        156,842     11,919,992       0.2%
#   Connecticut Water Service, Inc.                                    90,850      6,177,800       0.1%
    Consolidated Water Co., Ltd.                                       37,926        536,653       0.0%
    El Paso Electric Co.                                               82,405      4,206,775       0.1%
#   Genie Energy, Ltd. Class B                                        203,193        845,283       0.0%
    MGE Energy, Inc.                                                  131,009      7,605,072       0.1%
    Middlesex Water Co.                                               126,070      5,252,076       0.1%
    Northwest Natural Gas Co.                                         218,122     13,370,879       0.2%
    Otter Tail Corp.                                                  303,669     13,315,886       0.2%
#   Pattern Energy Group, Inc. Class A                                166,390      3,024,970       0.1%
    RGC Resources, Inc.                                                14,094        365,035       0.0%
    SJW Corp.                                                         216,094     13,062,882       0.2%
#   Spark Energy, Inc. Class A                                         33,012        410,999       0.0%
#   TerraForm Power, Inc. Class A                                      89,237        994,993       0.0%
    Unitil Corp.                                                      119,658      5,814,182       0.1%
*   Vistra Energy Corp.                                               274,004      6,260,991       0.1%
    York Water Co. (The)                                               85,073      2,739,351       0.0%
                                                                              --------------      ----
Total Utilities                                                                  133,065,807       2.1%
                                                                              --------------      ----
TOTAL COMMON STOCKS                                                            6,388,812,411      99.0%
                                                                              --------------      ----
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
#   GCI Liberty, Inc., 5.000%                                          67,531      1,599,809       0.0%
                                                                              --------------      ----
TOTAL INVESTMENT SECURITIES                                                    6,390,412,220
                                                                              --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional U.S. Government Money Market Fund,
      1.630%                                                       68,450,273     68,450,273       1.1%
                                                                              --------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES       VALUE+     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@ DFA Short Term Investment Fund                               82,356,253 $  952,861,850       14.7%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,135,363,364)                          $7,411,724,343      114.8%
                                                                             ==============      =====

At April 30, 2018, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                       UNREALIZED
                        NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------             --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index     441     06/15/18  $59,244,846 $58,366,350   $(878,496)
                                             ----------- -----------   ---------
TOTAL FUTURES CONTRACTS                      $59,244,846 $58,366,350   $(878,496)
                                             =========== ===========   =========

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  937,940,573  $     11,479   --    $  937,952,052
   Consumer Staples                228,793,951            --   --       228,793,951
   Energy                          317,128,604            --   --       317,128,604
   Financials                    1,433,958,382       107,515   --     1,434,065,897
   Health Care                     672,697,807            --   --       672,697,807
   Industrials                   1,371,072,624            --   --     1,371,072,624
   Information Technology          808,679,091        21,078   --       808,700,169
   Materials                       333,400,953            --   --       333,400,953
   Real Estate                      68,999,839            --   --        68,999,839
   Telecommunication Services       82,934,708            --   --        82,934,708
   Utilities                       133,065,807            --   --       133,065,807
Preferred Stocks
   Consumer Discretionary            1,599,809            --   --         1,599,809
Temporary Cash Investments          68,450,273            --   --        68,450,273
Securities Lending Collateral               --   952,861,850   --       952,861,850
Futures Contracts**                   (878,496)           --   --          (878,496)
                                --------------  ------------   --    --------------
TOTAL                           $6,457,843,925  $953,001,922   --    $7,410,845,847
                                ==============  ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                    SHARES      VALUE+    OF NET ASSETS**
                                                   --------- ------------ ---------------
COMMON STOCKS -- (92.5%)
Real Estate -- (92.5%)
#   Acadia Realty Trust                              786,329 $ 18,557,364       0.2%
#   Agree Realty Corp.                               247,460   12,095,845       0.2%
#   Alexander's, Inc.                                 29,951   11,781,226       0.1%
#   Alexandria Real Estate Equities, Inc.            892,956  111,235,529       1.3%
    American Assets Trust, Inc.                      325,535   10,928,210       0.1%
    American Campus Communities, Inc.              1,255,493   49,102,331       0.6%
#   American Homes 4 Rent Class A                  2,283,779   46,132,336       0.6%
    American Tower Corp.                           3,246,594  442,705,558       5.3%
    Apartment Investment & Management Co. Class A  1,491,202   60,542,801       0.7%
    Apple Hospitality REIT, Inc.                   1,898,461   34,153,313       0.4%
#   Ashford Hospitality Trust, Inc.                1,042,089    7,169,572       0.1%
    AvalonBay Communities, Inc.                    1,294,940  211,075,220       2.5%
#   Bluerock Residential Growth REIT, Inc.           198,618    1,785,576       0.0%
    Boston Properties, Inc.                        1,477,060  179,329,855       2.1%
    Braemar Hotels & Resorts, Inc.                   288,468    3,000,067       0.0%
    Brandywine Realty Trust                        1,790,886   28,851,173       0.4%
    Brixmor Property Group, Inc.                   2,888,376   43,007,919       0.5%
#   BRT Apartments Corp.                               2,211       26,731       0.0%
    Camden Property Trust                            831,494   71,009,588       0.9%
    CareTrust REIT, Inc.                             639,140    8,443,039       0.1%
#   CBL & Associates Properties, Inc.              1,665,592    6,962,175       0.1%
    Cedar Realty Trust, Inc.                         787,210    3,062,247       0.0%
#   Chatham Lodging Trust                            373,873    7,122,281       0.1%
    Chesapeake Lodging Trust                         569,049   16,809,707       0.2%
    City Office REIT, Inc.                           195,984    2,230,298       0.0%
    Columbia Property Trust, Inc.                  1,112,129   23,755,075       0.3%
    Condor Hospitality Trust, Inc.                     1,705       16,641       0.0%
#   CoreSite Realty Corp.                            321,396   33,457,324       0.4%
    Corporate Office Properties Trust                941,166   25,891,477       0.3%
    Cousins Properties, Inc.                       3,727,168   33,134,524       0.4%
    Crown Castle International Corp.               2,723,366  274,705,928       3.3%
    CubeSmart                                      1,710,433   50,355,148       0.6%
    CyrusOne, Inc.                                   754,406   40,428,618       0.5%
    DCT Industrial Trust, Inc.                       894,750   58,668,757       0.7%
#   DDR Corp.                                      3,020,774   21,900,611       0.3%
    DiamondRock Hospitality Co.                    1,899,749   20,992,226       0.3%
#   Digital Realty Trust, Inc.                     1,902,197  201,043,201       2.4%
    Douglas Emmett, Inc.                           1,423,845   53,066,703       0.6%
    Duke Realty Corp.                              3,372,012   91,381,525       1.1%
#   Easterly Government Properties, Inc.             347,855    7,169,292       0.1%
    EastGroup Properties, Inc.                       318,640   28,607,499       0.3%
#   Education Realty Trust, Inc.                     693,641   22,827,725       0.3%
    Empire State Realty Trust, Inc. Class A        1,461,518   25,459,644       0.3%
#   EPR Properties                                   650,721   35,802,669       0.4%
    Equinix, Inc.                                    720,471  303,166,992       3.6%
*   Equity Commonwealth                            1,170,104   36,261,523       0.4%
    Equity LifeStyle Properties, Inc.                780,714   69,608,460       0.8%
    Equity Residential                             3,456,874  213,323,695       2.5%
    Essex Property Trust, Inc.                       629,004  150,765,969       1.8%
#   Extra Space Storage, Inc.                      1,196,092  107,157,882       1.3%
    Federal Realty Investment Trust                  683,759   79,213,480       1.0%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Real Estate -- (Continued)
    First Industrial Realty Trust, Inc.        1,109,859 $ 34,527,713       0.4%
    Forest City Realty Trust, Inc. Class A     2,292,067   45,978,864       0.6%
    Four Corners Property Trust, Inc.            524,627   11,888,048       0.1%
    Franklin Street Properties Corp.             963,800    7,498,364       0.1%
    Gaming and Leisure Properties, Inc.        1,870,000   64,084,900       0.8%
    Getty Realty Corp.                           268,975    6,737,824       0.1%
    GGP, Inc.                                  5,475,114  109,447,529       1.3%
    Gladstone Commercial Corp.                   229,193    3,974,207       0.1%
    Global Medical REIT, Inc.                      2,102       16,375       0.0%
#   Global Net Lease, Inc.                       483,387    8,995,832       0.1%
#   Government Properties Income Trust           841,668   10,512,433       0.1%
    Gramercy Property Trust                    1,411,683   33,174,550       0.4%
    HCP, Inc.                                  4,450,308  103,959,195       1.2%
    Healthcare Realty Trust, Inc.              1,108,511   30,849,861       0.4%
#   Healthcare Trust of America, Inc. Class A  1,788,675   44,698,988       0.5%
    Hersha Hospitality Trust                     469,504    8,817,285       0.1%
    Highwoods Properties, Inc.                   963,479   42,412,346       0.5%
    Hospitality Properties Trust               1,558,020   38,763,538       0.5%
    Host Hotels & Resorts, Inc.                7,137,258  139,604,766       1.7%
    Hudson Pacific Properties, Inc.            1,467,570   48,239,026       0.6%
#   Independence Realty Trust, Inc.              651,486    6,123,968       0.1%
    Investors Real Estate Trust                1,193,787    6,362,885       0.1%
#   Invitation Homes, Inc.                     1,718,433   39,764,540       0.5%
#   Iron Mountain, Inc.                        2,406,163   81,665,172       1.0%
    JBG SMITH Properties                         836,100   30,827,007       0.4%
    Kilroy Realty Corp.                          928,148   66,520,367       0.8%
#   Kimco Realty Corp.                         4,041,002   58,634,939       0.7%
#   Kite Realty Group Trust                      796,288   11,721,359       0.1%
#   Lamar Advertising Co. Class A                561,047   35,744,304       0.4%
#   LaSalle Hotel Properties                   1,073,634   31,747,357       0.4%
    Lexington Realty Trust                     2,041,986   16,417,567       0.2%
    Liberty Property Trust                     1,442,711   60,334,174       0.7%
    Life Storage, Inc.                           440,111   38,923,417       0.5%
#   LTC Properties, Inc.                         371,740   13,438,401       0.2%
#   Macerich Co. (The)                         1,318,443   75,968,686       0.9%
    Mack-Cali Realty Corp.                       853,816   14,660,021       0.2%
    MedEquities Realty Trust, Inc.                22,924      233,596       0.0%
#   Medical Properties Trust, Inc.             3,227,451   41,246,824       0.5%
#   MGM Growth Properties LLC Class A            518,906   14,513,801       0.2%
    Mid-America Apartment Communities, Inc.    1,102,863  100,867,850       1.2%
    Monmouth Real Estate Investment Corp.        593,294    9,273,185       0.1%
#   National Health Investors, Inc.              378,204   25,819,987       0.3%
#   National Retail Properties, Inc.           1,396,299   53,115,214       0.6%
#   National Storage Affiliates Trust            423,198   11,138,571       0.1%
#   New Senior Investment Group, Inc.            732,037    6,310,159       0.1%
    NexPoint Residential Trust, Inc.             134,890    3,613,703       0.0%
    NorthStar Realty Europe Corp.                466,613    6,765,889       0.1%
#   Omega Healthcare Investors, Inc.           1,865,077   48,454,700       0.6%
    One Liberty Properties, Inc.                 135,140    3,210,926       0.0%
    Outfront Media, Inc.                         785,515   14,728,406       0.2%
    Paramount Group, Inc.                      1,791,142   25,702,888       0.3%
#   Park Hotels & Resorts, Inc.                1,356,561   39,041,826       0.5%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                 SHARES      VALUE+    OF NET ASSETS**
                                                --------- ------------ ---------------
Real Estate -- (Continued)
#   Pebblebrook Hotel Trust                       682,819 $ 23,891,837       0.3%
#   Pennsylvania REIT                             712,124    6,893,360       0.1%
    Physicians Realty Trust                     1,563,521   23,359,004       0.3%
    Piedmont Office Realty Trust, Inc. Class A  1,557,104   27,903,304       0.3%
    Prologis, Inc.                              4,905,234  318,398,739       3.8%
    PS Business Parks, Inc.                       201,619   23,242,638       0.3%
#   Public Storage                              1,417,866  286,097,001       3.4%
    QTS Realty Trust, Inc. Class A                443,713   15,703,003       0.2%
#*  Quality Care Properties, Inc.                 906,163   19,908,401       0.2%
#   Ramco-Gershenson Properties Trust             762,807    9,115,544       0.1%
#   Realty Income Corp.                         2,544,343  128,514,765       1.5%
#   Regency Centers Corp.                       1,577,470   92,834,109       1.1%
#   Retail Opportunity Investments Corp.        1,036,819   17,833,287       0.2%
    Retail Properties of America, Inc. Class A  2,251,454   25,981,779       0.3%
    Rexford Industrial Realty, Inc.               666,317   20,355,984       0.2%
#   RLJ Lodging Trust                           1,712,732   35,573,444       0.4%
    Ryman Hospitality Properties, Inc.            435,289   34,117,952       0.4%
#   Sabra Health Care REIT, Inc.                1,573,558   28,811,847       0.3%
    Saul Centers, Inc.                            130,628    6,250,550       0.1%
*   SBA Communications Corp.                    1,053,536  168,808,073       2.0%
    Select Income REIT                            635,337   12,045,990       0.2%
    Senior Housing Properties Trust             2,256,754   35,137,660       0.4%
#   Seritage Growth Properties REIT Class A        31,870    1,133,616       0.0%
    Simon Property Group, Inc.                  2,848,508  445,335,741       5.3%
#   SL Green Realty Corp.                         968,768   94,687,384       1.1%
    Sotherly Hotels, Inc.                         109,976      711,545       0.0%
#   Spirit Realty Capital, Inc.                 4,594,599   36,986,522       0.4%
    STAG Industrial, Inc.                         809,808   19,896,983       0.2%
#   STORE Capital Corp.                         1,557,148   39,286,844       0.5%
    Summit Hotel Properties, Inc.                 887,262   12,847,554       0.2%
    Sun Communities, Inc.                         707,995   66,445,331       0.8%
    Sunstone Hotel Investors, Inc.              2,091,813   32,632,283       0.4%
#   Tanger Factory Outlet Centers, Inc.           943,317   20,705,808       0.3%
#   Taubman Centers, Inc.                         609,763   34,134,533       0.4%
    Terreno Realty Corp.                          463,084   17,203,571       0.2%
    Tier REIT, Inc.                               298,843    5,681,005       0.1%
    UDR, Inc.                                   2,540,787   91,849,450       1.1%
    UMH Properties, Inc.                          248,012    3,355,602       0.0%
#*  Uniti Group, Inc.                           1,356,932   24,451,915       0.3%
    Universal Health Realty Income Trust          121,654    7,290,724       0.1%
#   Urban Edge Properties                         993,141   20,428,910       0.2%
#   Urstadt Biddle Properties, Inc.                68,848    1,180,743       0.0%
    Urstadt Biddle Properties, Inc. Class A       270,593    5,376,683       0.1%
    Ventas, Inc.                                3,366,639  173,112,577       2.1%
    VEREIT, Inc.                                9,261,049   62,975,133       0.8%
    Vornado Realty Trust                        1,639,064  111,505,524       1.3%
#   Washington Prime Group, Inc.                1,751,444   11,331,843       0.1%
#   Washington REIT                               707,511   20,319,716       0.2%
    Weingarten Realty Investors                 1,152,906   31,670,328       0.4%
    Welltower, Inc.                             3,448,237  184,273,785       2.2%
#   Wheeler Real Estate Investment Trust, Inc.      7,097       26,614       0.0%
#   Whitestone REIT                               328,618    3,565,505       0.0%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
Real Estate -- (Continued)
#     WP Carey, Inc.                                                    959,557 $   61,267,714        0.7%
      Xenia Hotels & Resorts, Inc.                                      973,522     20,044,818        0.2%
                                                                                --------------      -----
TOTAL COMMON STOCKS                                                              8,204,850,457       97.9%
                                                                                --------------      -----
TOTAL INVESTMENT SECURITIES                                                      8,204,850,457
                                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
        1.630%                                                       76,303,834     76,303,834        0.9%
                                                                                --------------      -----
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund                                 51,017,424    590,271,592        7.0%
                                                                                --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $7,089,203,943)                             $8,871,425,883      105.8%
                                                                                ==============      =====

At April 30, 2018, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                       UNREALIZED
                        NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------             --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index     528     06/15/18  $72,290,792 $69,880,800  $(2,409,992)
                                             ----------- -----------  -----------
TOTAL FUTURES CONTRACTS                      $72,290,792 $69,880,800  $(2,409,992)
                                             =========== ===========  ===========

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------  ------------ ------- --------------
Common Stocks
   Real Estate                 $8,204,850,457            --   --    $8,204,850,457
Temporary Cash Investments         76,303,834            --   --        76,303,834
Securities Lending Collateral              --  $590,271,592   --       590,271,592
Futures Contracts**                (2,409,992)           --   --        (2,409,992)
                               --------------  ------------   --    --------------
TOTAL                          $8,278,744,299  $590,271,592   --    $8,869,015,891
                               ==============  ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
COMMON STOCKS -- (91.0%)
AUSTRALIA -- (5.1%)
    Adelaide Brighton, Ltd.                          21,915 $   105,731       0.0%
    AGL Energy, Ltd.                                157,174   2,561,534       0.1%
    Alumina, Ltd.                                   582,388   1,146,357       0.0%
    Amcor, Ltd.                                     335,752   3,459,914       0.1%
    Amcor, Ltd. Sponsored ADR                         1,068      44,130       0.0%
    AMP, Ltd.                                     1,534,469   4,645,093       0.1%
    Ansell, Ltd.                                      9,168     179,124       0.0%
    APA Group                                       287,796   1,801,663       0.0%
    Aristocrat Leisure, Ltd.                        177,083   3,552,387       0.1%
    ASX, Ltd.                                        30,711   1,350,141       0.0%
    Aurizon Holdings, Ltd.                          731,512   2,461,714       0.1%
    AusNet Services                                 635,312     820,114       0.0%
#   Australia & New Zealand Banking Group, Ltd.     668,612  13,440,562       0.3%
#   Bank of Queensland, Ltd.                        155,687   1,172,993       0.0%
    Bendigo & Adelaide Bank, Ltd.                   193,308   1,538,578       0.0%
    BHP Billiton, Ltd.                              842,811  19,662,146       0.4%
#   BHP Billiton, Ltd. Sponsored ADR                 64,389   3,010,186       0.1%
    BlueScope Steel, Ltd.                           395,936   4,865,834       0.1%
    Boral, Ltd.                                     425,482   2,189,652       0.1%
    Brambles, Ltd.                                  509,466   3,769,628       0.1%
    Caltex Australia, Ltd.                           84,377   1,962,167       0.0%
    Challenger, Ltd.                                138,324   1,118,344       0.0%
    CIMIC Group, Ltd.                                33,464   1,138,738       0.0%
    Coca-Cola Amatil, Ltd.                          177,113   1,236,269       0.0%
    Cochlear, Ltd.                                   18,896   2,749,927       0.1%
#   Commonwealth Bank of Australia                  461,654  24,857,495       0.5%
    Computershare, Ltd.                             145,852   1,855,462       0.0%
    Crown Resorts, Ltd.                             108,011   1,048,347       0.0%
    CSL, Ltd.                                       133,309  17,075,421       0.3%
#   Domino's Pizza Enterprises, Ltd.                 19,095     604,493       0.0%
    Downer EDI, Ltd.                                 63,057     324,540       0.0%
    Evolution Mining, Ltd.                          497,223   1,188,584       0.0%
    Flight Centre Travel Group, Ltd.                 15,798     661,804       0.0%
    Fortescue Metals Group, Ltd.                  1,222,721   4,148,525       0.1%
#   Harvey Norman Holdings, Ltd.                    323,112     851,717       0.0%
    Healthscope, Ltd.                               179,268     326,614       0.0%
    Iluka Resources, Ltd.                            54,444     477,957       0.0%
    Incitec Pivot, Ltd.                             667,680   1,900,029       0.0%
    Insurance Australia Group, Ltd.                 655,867   3,882,679       0.1%
    James Hardie Industries P.L.C.                  101,023   1,784,008       0.0%
#   James Hardie Industries P.L.C. Sponsored ADR      2,500      44,525       0.0%
    LendLease Group                                 205,462   2,755,526       0.1%
    Link Administration Holdings, Ltd.               68,528     426,405       0.0%
    Macquarie Group, Ltd.                            90,690   7,385,669       0.2%
    Magellan Financial Group, Ltd.                   37,662     657,973       0.0%
    Medibank Pvt, Ltd.                              877,877   1,929,360       0.0%
#   National Australia Bank, Ltd.                   666,762  14,494,762       0.3%
    Newcrest Mining, Ltd.                           206,501   3,273,029       0.1%
    Oil Search, Ltd.                                369,640   2,174,616       0.1%
    Orica, Ltd.                                     167,786   2,499,862       0.1%
*   Origin Energy, Ltd.                             669,670   4,889,109       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
AUSTRALIA -- (Continued)
#   Platinum Asset Management, Ltd.              65,636 $    278,419       0.0%
    Qantas Airways, Ltd.                        286,354    1,238,417       0.0%
    QBE Insurance Group, Ltd.                   539,399    4,028,544       0.1%
#   Qube Holdings, Ltd.                         140,285      241,779       0.0%
    Ramsay Health Care, Ltd.                     46,838    2,277,060       0.1%
    REA Group, Ltd.                              16,819    1,018,251       0.0%
    Rio Tinto, Ltd.                             123,698    7,361,781       0.2%
*   Santos, Ltd.                                720,829    3,320,002       0.1%
    Seek, Ltd.                                  102,667    1,493,378       0.0%
#   Seven Group Holdings, Ltd.                   26,863      366,300       0.0%
    Sonic Healthcare, Ltd.                       96,083    1,703,574       0.0%
    South32, Ltd.                             1,173,529    3,256,567       0.1%
    South32, Ltd. ADR                             6,560       91,118       0.0%
#   Spark Infrastructure Group                  408,028      719,438       0.0%
    Star Entertainment Grp, Ltd. (The)          319,020    1,262,451       0.0%
    Suncorp Group, Ltd.                         301,927    3,175,576       0.1%
    Sydney Airport                              268,876    1,439,585       0.0%
    Tabcorp Holdings, Ltd.                      594,154    1,953,782       0.0%
    Telstra Corp., Ltd.                       1,207,986    2,872,134       0.1%
#   TPG Telecom, Ltd.                           163,216      684,622       0.0%
    Transurban Group                            525,269    4,577,035       0.1%
    Treasury Wine Estates, Ltd.                 115,841    1,654,671       0.0%
    Wesfarmers, Ltd.                            312,827   10,291,878       0.2%
#   Westpac Banking Corp.                       807,067   17,336,155       0.4%
    Westpac Banking Corp. Sponsored ADR          83,181    1,783,401       0.0%
    Whitehaven Coal, Ltd.                       342,482    1,180,966       0.0%
    Woodside Petroleum, Ltd.                    250,345    6,066,733       0.1%
    Woolworths Group, Ltd.                      387,995    8,115,216       0.2%
    WorleyParsons, Ltd.                          70,673      861,417       0.0%
*   Xero, Ltd.                                    5,752      163,627       0.0%
                                                        ------------       ---
TOTAL AUSTRALIA                                          272,315,314       5.5%
                                                        ------------       ---
AUSTRIA -- (0.3%)
    ANDRITZ AG                                    2,028      109,008       0.0%
    Erste Group Bank AG                          98,560    4,819,743       0.1%
    OMV AG                                       42,537    2,634,530       0.0%
*   Raiffeisen Bank International AG             86,566    2,922,127       0.1%
    Verbund AG                                   21,423      663,452       0.0%
    Voestalpine AG                               61,747    3,257,599       0.1%
                                                        ------------       ---
TOTAL AUSTRIA                                             14,406,459       0.3%
                                                        ------------       ---
BELGIUM -- (1.0%)
    Ageas                                        73,725    3,943,714       0.1%
#   Anheuser-Busch InBev SA/NV                  240,375   23,877,301       0.5%
    Anheuser-Busch InBev SA/NV Sponsored ADR      9,277      928,442       0.0%
    Colruyt SA                                   28,045    1,578,127       0.0%
    KBC Group NV                                 68,313    5,939,132       0.1%
#   Proximus SADP                                50,239    1,539,532       0.0%
    Solvay SA                                    50,025    6,956,991       0.1%
*   Telenet Group Holding NV                     17,537    1,024,857       0.0%
#   UCB SA                                       41,630    3,135,324       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                        ------- ----------- ---------------
BELGIUM -- (Continued)
#   Umicore SA                                           61,374 $ 3,413,532       0.1%
                                                                -----------       ---
TOTAL BELGIUM                                                    52,336,952       1.0%
                                                                -----------       ---
CANADA -- (7.8%)
    Agnico Eagle Mines, Ltd.(2009834)                    39,862   1,677,792       0.0%
    Agnico Eagle Mines, Ltd.(2009823)                    20,128     847,011       0.0%
*   Air Canada                                           21,000     412,820       0.0%
    Algonquin Power & Utilities Corp.(B51BMR7)          134,538   1,309,806       0.0%
    Algonquin Power & Utilities Corp.(015857105)          2,779      27,067       0.0%
    Alimentation Couche-Tard, Inc. Class B              128,758   5,566,694       0.1%
#   AltaGas, Ltd.                                        39,304     757,642       0.0%
#   ARC Resources, Ltd.                                 168,297   1,877,030       0.0%
    Atco, Ltd. Class I                                   27,124     820,723       0.0%
#*  Aurora Cannabis, Inc.                                52,700     332,056       0.0%
*   B2Gold Corp.                                        224,900     646,350       0.0%
#   Bank of Montreal(2073174)                           178,269  13,535,965       0.3%
#   Bank of Montreal(2076009)                            52,129   3,958,954       0.1%
#   Bank of Nova Scotia (The)(2957665)                  116,427   7,155,603       0.2%
    Bank of Nova Scotia (The)(2076281)                  176,568  10,853,029       0.2%
    Barrick Gold Corp.(2024677)                         527,266   7,102,273       0.2%
    Barrick Gold Corp.(2024644)                         175,153   2,357,291       0.1%
    BCE, Inc.(B188TH2)                                   19,715     836,684       0.0%
#   BCE, Inc.(B188TJ4)                                   27,640   1,173,318       0.0%
#*  BlackBerry, Ltd.(BCBHZ42)                            88,995     931,778       0.0%
*   BlackBerry, Ltd.(BCBHZ31)                            15,702     164,364       0.0%
*   Bombardier, Inc. Class A                              9,200      28,447       0.0%
*   Bombardier, Inc. Class B                            688,292   2,128,213       0.1%
#   Brookfield Asset Management, Inc. Class A(2092555)    4,449     176,358       0.0%
    Brookfield Asset Management, Inc. Class A(2092599)  189,471   7,509,797       0.2%
    BRP, Inc.                                            10,821     437,745       0.0%
    CAE, Inc.(2125097)                                   20,914     396,320       0.0%
    CAE, Inc.(2162760)                                   66,638   1,259,632       0.0%
    Cameco Corp.(2158684)                                64,209     676,121       0.0%
    Cameco Corp.(2166160)                                85,660     902,000       0.0%
    Canadian Imperial Bank of Commerce(2418872)          52,797   4,595,979       0.1%
    Canadian Imperial Bank of Commerce(2170525)          75,835   6,605,108       0.1%
    Canadian National Railway Co.(2210959)               72,744   5,621,656       0.1%
    Canadian National Railway Co.(2180632)              149,760  11,567,194       0.2%
    Canadian Natural Resources, Ltd.(2125202)            80,515   2,904,981       0.1%
    Canadian Natural Resources, Ltd.(2171573)           211,021   7,612,830       0.2%
    Canadian Pacific Railway, Ltd.(2793104)              11,844   2,160,819       0.1%
    Canadian Pacific Railway, Ltd.(2793115)              31,366   5,723,296       0.1%
#   Canadian Tire Corp., Ltd. Class A                    26,216   3,572,784       0.1%
    Canadian Utilities, Ltd. Class A                     30,045     765,195       0.0%
*   Canfor Corp.                                         32,000     734,982       0.0%
#*  Canopy Growth Corp.                                  19,200     450,261       0.0%
    CCL Industries, Inc. Class B                         45,580   2,210,929       0.1%
#   Cenovus Energy, Inc.(B5BQMT4)                       262,140   2,629,264       0.1%
    Cenovus Energy, Inc.(B57FG04)                       149,203   1,494,412       0.0%
*   CGI Group, Inc. Class A(2411967)                     52,845   3,059,726       0.1%
*   CGI Group, Inc. Class A(2159740)                     18,335   1,062,443       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    CI Financial Corp.                                         84,015 $1,768,048       0.0%
    Cogeco Communications, Inc.                                 5,763    307,058       0.0%
    Constellation Software, Inc.                                6,443  4,604,767       0.1%
    Crescent Point Energy Corp.(B67C970)                       74,710    655,207       0.0%
    Crescent Point Energy Corp.(B67C8W8)                      144,994  1,270,441       0.0%
    Dollarama, Inc.                                            26,300  3,027,486       0.1%
    Element Fleet Management Corp.                             16,751     63,275       0.0%
#   Emera, Inc.                                                10,822    337,063       0.0%
    Empire Co., Ltd. Class A                                   57,344  1,108,962       0.0%
#   Enbridge Income Fund Holdings, Inc.                        53,247  1,138,800       0.0%
#   Enbridge, Inc.(2478906)                                   244,357  7,396,686       0.2%
    Enbridge, Inc.(2466149)                                   140,809  4,265,012       0.1%
#   Encana Corp.                                              262,179  3,271,994       0.1%
    Enerplus Corp.                                             34,400    399,206       0.0%
    Fairfax Financial Holdings, Ltd.                           11,590  6,416,543       0.1%
    Finning International, Inc.                                58,901  1,485,886       0.0%
    First Capital Realty, Inc.                                 53,164    831,030       0.0%
    First Quantum Minerals, Ltd.                              278,432  4,011,829       0.1%
#   Fortis, Inc.                                              102,062  3,426,046       0.1%
    Franco-Nevada Corp.(B29VF02)                               15,128  1,073,483       0.0%
    Franco-Nevada Corp.(B29NF31)                               12,450    883,073       0.0%
#   Genworth MI Canada, Inc.                                   21,213    685,649       0.0%
    George Weston, Ltd.                                        26,780  2,194,002       0.1%
    Gildan Activewear, Inc.(2257763)                           26,455    770,634       0.0%
    Gildan Activewear, Inc.(2254645)                           35,400  1,031,162       0.0%
    Goldcorp, Inc.(2676636)                                   245,789  3,266,536       0.1%
    Goldcorp, Inc.(2676302)                                    93,244  1,237,492       0.0%
    Great-West Lifeco, Inc.                                    62,000  1,652,915       0.0%
    Husky Energy, Inc.                                        168,001  2,350,012       0.1%
    Hydro One, Ltd.                                            67,923  1,078,664       0.0%
*   IAMGOLD Corp.                                             179,785    982,975       0.0%
    IGM Financial, Inc.                                        30,040    922,058       0.0%
    Imperial Oil, Ltd.(2454252)                                41,174  1,281,747       0.0%
#   Imperial Oil, Ltd.(2454241)                                29,627    921,380       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   42,722  1,794,460       0.0%
    Intact Financial Corp.                                     26,900  2,051,100       0.1%
    Inter Pipeline, Ltd.                                      123,424  2,225,371       0.1%
    Jean Coutu Group PJC, Inc. (The) Class A                   24,200    463,474       0.0%
    Keyera Corp.                                               48,918  1,317,104       0.0%
*   Kinross Gold Corp.(496902404)                              22,897     88,840       0.0%
*   Kinross Gold Corp.(B03Z841)                               860,970  3,332,701       0.1%
    Kirkland Lake Gold, Ltd.                                   38,600    673,422       0.0%
#   Linamar Corp.                                              36,136  2,024,989       0.0%
    Loblaw Cos., Ltd.                                          63,315  3,220,129       0.1%
    Lundin Mining Corp.                                       502,410  3,326,052       0.1%
#   Magna International, Inc.(2554549)                         38,699  2,283,241       0.1%
    Magna International, Inc.(2554475)                         73,020  4,312,556       0.1%
    Manulife Financial Corp.(2492520)                         238,903  4,508,100       0.1%
    Manulife Financial Corp.(2492519)                         243,235  4,590,198       0.1%
    Maple Leaf Foods, Inc.                                     30,087    725,256       0.0%
#   Maxar Technologies, Ltd.                                   18,695    845,967       0.0%
    Methanex Corp.(2654416)                                    34,681  2,090,395       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------- ----------- ---------------
CANADA -- (Continued)
    Methanex Corp.(2578378)                        12,140 $   733,256       0.0%
    Metro, Inc.                                    76,172   2,416,953       0.1%
    National Bank of Canada                        95,915   4,555,393       0.1%
    New Flyer Industries, Inc.                     13,300     610,850       0.0%
    Norbord, Inc.                                   2,100      86,718       0.0%
#   Northland Power, Inc.                          39,900     719,409       0.0%
    Nutrien, Ltd.(BDH3SB9)                         89,457   4,072,959       0.1%
    Nutrien, Ltd.(BDRJLN0)                         65,491   2,981,379       0.1%
#   Onex Corp.                                     25,504   1,889,038       0.0%
#   Open Text Corp.(2655657)                       32,911   1,162,746       0.0%
    Open Text Corp.(2260824)                       39,200   1,383,960       0.0%
    Pan American Silver Corp.                      16,317     263,030       0.0%
#   Parkland Fuel Corp.                            50,900   1,181,766       0.0%
    Pembina Pipeline Corp.(B4PPQG5)                65,824   2,097,153       0.1%
    Pembina Pipeline Corp.(B4PT2P8)                43,683   1,391,185       0.0%
#   PrairieSky Royalty, Ltd.                       32,799     727,277       0.0%
    Premium Brands Holdings Corp.                   3,517     330,375       0.0%
    Quebecor, Inc. Class B                         50,200     936,008       0.0%
    Restaurant Brands International, Inc.          63,671   3,464,849       0.1%
    Ritchie Bros Auctioneers, Inc.(2345390)         7,600     248,371       0.0%
#   Ritchie Bros Auctioneers, Inc.(2202729)        13,682     447,812       0.0%
    Rogers Communications, Inc. Class B(2169051)   60,368   2,849,725       0.1%
    Rogers Communications, Inc. Class B(2125268)   46,002   2,171,754       0.1%
    Royal Bank of Canada(2756196)                 156,705  11,917,415       0.2%
    Royal Bank of Canada(2754383)                 239,620  18,222,280       0.4%
    Saputo, Inc.                                   66,600   2,159,397       0.1%
*   Seven Generations Energy, Ltd. Class A        132,538   1,891,114       0.0%
    Shaw Communications, Inc. Class B(2591900)     90,167   1,854,735       0.0%
    Shaw Communications, Inc. Class B(2801836)     85,346   1,754,181       0.0%
*   Shopify, Inc. Class A(BX865C7)                  7,521   1,007,584       0.0%
#*  Shopify, Inc. Class A(BXDZ9Z0)                  5,700     761,691       0.0%
    SNC-Lavalin Group, Inc.                        44,986   1,972,243       0.0%
#*  Spin Master Corp.                               5,848     218,762       0.0%
    Stantec, Inc.(B0G11S1)                         16,651     422,935       0.0%
    Stantec, Inc.(2854238)                         13,600     346,051       0.0%
*   Stars Group, Inc. (The)(BDG1MJ0)                2,400      74,657       0.0%
*   Stars Group, Inc. (The)(BDG1ML2)                4,300     133,945       0.0%
    Stella-Jones, Inc.                              1,300      47,112       0.0%
    Sun Life Financial, Inc.(2568283)              93,396   3,855,387       0.1%
    Sun Life Financial, Inc.(2566124)              66,825   2,758,460       0.1%
    Suncor Energy, Inc.(B3NB0P5)                  141,110   5,394,635       0.1%
    Suncor Energy, Inc.(B3NB1P2)                  346,029  13,232,629       0.3%
    Teck Resources, Ltd. Class B(2124533)         342,927   8,617,756       0.2%
    Teck Resources, Ltd. Class B(2879327)          98,438   2,471,013       0.1%
    TELUS Corp.                                    39,380   1,409,331       0.0%
#   Thomson Reuters Corp.(2126067)                 32,983   1,326,576       0.0%
    Thomson Reuters Corp.(2889371)                 40,050   1,610,484       0.0%
    TMX Group, Ltd.                                17,000   1,025,336       0.0%
    Toromont Industries, Ltd.                      20,481     896,956       0.0%
    Toronto-Dominion Bank (The)(2042516)          189,618  10,647,051       0.2%
    Toronto-Dominion Bank (The)(2897222)          232,719  13,070,110       0.3%
    Tourmaline Oil Corp.                           89,857   1,690,133       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                          --------- ------------ ---------------
CANADA -- (Continued)
#   TransAlta Renewables, Inc.                               20,800 $    185,652       0.0%
    TransCanada Corp.(2665203)                              111,789    4,745,443       0.1%
    TransCanada Corp.(2665184)                               59,460    2,521,128       0.1%
*   Turquoise Hill Resources, Ltd.(B7XCYK9)                  68,462      203,332       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                 309,489      915,969       0.0%
*   Valeant Pharmaceuticals International, Inc.(B41NYV4)    172,036    3,108,691       0.1%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)     89,472    1,615,297       0.0%
#   Vermilion Energy, Inc.(B607XS1)                          13,782      465,858       0.0%
    Vermilion Energy, Inc.(B3KVGT4)                          23,732      802,379       0.0%
#   Waste Connections, Inc.(BYVG1F6)                         26,790    1,936,904       0.0%
    Waste Connections, Inc.(BYQFRK5)                         22,131    1,599,575       0.0%
    West Fraser Timber Co., Ltd.                             35,884    2,430,649       0.1%
#   Wheaton Precious Metals Corp.(BDG1S92)                   83,813    1,742,472       0.0%
    Wheaton Precious Metals Corp.(BF13KN5)                   28,245      586,261       0.0%
    Whitecap Resources, Inc.                                148,779    1,077,647       0.0%
    Winpak, Ltd.                                              2,300       85,376       0.0%
    WSP Global, Inc.                                         22,500    1,114,004       0.0%
    Yamana Gold, Inc.                                       224,991      646,611       0.0%
                                                                    ------------       ---
TOTAL CANADA                                                         417,916,391       8.4%
                                                                    ------------       ---
DENMARK -- (1.5%)
    AP Moller - Maersk A.S. Class A                             885    1,350,782       0.0%
    AP Moller - Maersk A.S. Class B                           1,504    2,409,401       0.1%
    Carlsberg A.S. Class B                                   28,594    3,197,716       0.1%
    Chr Hansen Holding A.S.                                  25,110    2,276,195       0.0%
    Coloplast A.S. Class B                                   34,076    2,886,701       0.1%
    Danske Bank A.S.                                        172,744    6,011,859       0.1%
    DSV A.S.                                                 68,666    5,438,053       0.1%
*   Genmab A.S.                                              12,107    2,444,381       0.1%
    H Lundbeck A.S.                                          26,559    1,538,606       0.0%
    ISS A.S.                                                 63,828    2,225,947       0.0%
    Jyske Bank A.S.                                          11,559      692,148       0.0%
    Novo Nordisk A.S. Class B                               483,626   22,743,922       0.5%
    Novo Nordisk A.S. Sponsored ADR                          60,487    2,839,260       0.1%
    Novozymes A.S. Class B                                   78,034    3,668,602       0.1%
#   Orsted A.S.                                              45,070    2,967,209       0.1%
#   Pandora A.S.                                             60,601    6,732,106       0.1%
    Rockwool International A.S. Class B                         186       56,076       0.0%
    Tryg A.S.                                                45,535    1,077,752       0.0%
    Vestas Wind Systems A.S.                                 96,878    6,267,213       0.1%
#*  William Demant Holding A.S.                              45,916    1,789,424       0.0%
                                                                    ------------       ---
TOTAL DENMARK                                                         78,613,353       1.6%
                                                                    ------------       ---
FINLAND -- (1.0%)
    Elisa Oyj                                                38,596    1,706,038       0.0%
    Fortum Oyj                                              216,474    4,979,504       0.1%
    Kone Oyj Class B                                        107,052    5,316,778       0.1%
    Neste Oyj                                                51,580    4,343,372       0.1%
    Nokia Oyj(5902941)                                    1,114,026    6,684,394       0.1%
#   Nokia Oyj(5946455)                                      268,823    1,614,368       0.0%
    Sampo Oyj Class A                                       121,193    6,554,316       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                     ------- ----------- ---------------
FINLAND -- (Continued)
    Stora Enso Oyj Class R                           270,938 $ 5,344,145       0.1%
    Stora Enso Oyj Sponsored ADR                      12,000     237,420       0.0%
    UPM-Kymmene Oyj                                  352,722  12,585,684       0.3%
    UPM-Kymmene Oyj Sponsored ADR                     13,000     466,310       0.0%
    Wartsila Oyj Abp                                 125,430   2,663,169       0.1%
                                                             -----------       ---
TOTAL FINLAND                                                 52,495,498       1.0%
                                                             -----------       ---
FRANCE -- (8.8%)
#   Accor SA                                          36,784   2,079,100       0.0%
    Aeroports de Paris                                10,445   2,299,185       0.1%
    Air Liquide SA                                   118,456  15,396,474       0.3%
    Airbus SE                                        171,642  20,147,867       0.4%
    Alstom SA                                         48,085   2,189,234       0.1%
    Amundi SA                                         17,861   1,518,984       0.0%
    Arkema SA                                         38,270   5,013,162       0.1%
    Atos SE                                           33,371   4,505,085       0.1%
#   AXA SA                                           435,474  12,453,961       0.3%
    AXA SA Sponsored ADR                              16,309     466,764       0.0%
    BioMerieux                                        10,820     855,355       0.0%
    BNP Paribas SA                                   281,596  21,739,002       0.4%
*   Bollore SA(BF99RQ7)                                1,292       6,340       0.0%
    Bollore SA(4572709)                              293,683   1,459,640       0.0%
#   Bouygues SA                                      121,748   6,209,771       0.1%
    Bureau Veritas SA                                 82,825   2,165,692       0.1%
    Capgemini SE                                      40,430   5,561,782       0.1%
    Carrefour SA                                     308,919   6,338,214       0.1%
    Casino Guichard Perrachon SA                      15,181     787,462       0.0%
    Cie de Saint-Gobain                              197,048  10,309,751       0.2%
    Cie Generale des Etablissements Michelin SCA      97,618  13,727,321       0.3%
    Cie Plastic Omnium SA                             20,037     962,927       0.0%
    CNP Assurances                                    73,762   1,889,321       0.0%
    Credit Agricole SA                               264,976   4,363,452       0.1%
#   Danone SA                                        164,025  13,286,975       0.3%
    Danone SA Sponsored ADR                           12,646     205,624       0.0%
    Dassault Aviation SA                                 440     877,291       0.0%
    Dassault Systemes SE                              36,134   4,682,602       0.1%
    Edenred                                           77,612   2,673,769       0.1%
    Eiffage SA                                        39,400   4,689,844       0.1%
    Electricite de France SA                         210,275   2,950,937       0.1%
    Engie SA                                         522,463   9,164,773       0.2%
#   Essilor International Cie Generale d'Optique SA   72,263   9,870,304       0.2%
#   Eurofins Scientific SE                             3,460   1,866,314       0.0%
    Faurecia SA                                       39,757   3,246,511       0.1%
    Getlink                                           89,678   1,265,532       0.0%
    Hermes International                               9,520   6,156,011       0.1%
    Iliad SA                                           8,303   1,663,117       0.0%
    Imerys SA                                         16,838   1,536,847       0.0%
#   Ingenico Group SA                                  3,464     303,007       0.0%
    Ipsen SA                                          10,424   1,687,298       0.0%
#   JCDecaux SA                                       24,468     876,838       0.0%
    Kering SA                                         20,964  12,127,587       0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------- ------------ ---------------
 FRANCE -- (Continued)
 #   L'Oreal SA                            68,023 $ 16,379,233       0.3%
     Legrand SA                            82,874    6,448,667       0.1%
     LVMH Moet Hennessy Louis Vuitton SE   84,168   29,291,458       0.6%
     Natixis SA                           365,723    3,003,661       0.1%
     Orange SA                            696,832   12,668,141       0.3%
 #   Orange SA Sponsored ADR               45,487      828,318       0.0%
     Orpea                                 17,053    2,185,275       0.1%
     Pernod Ricard SA                      39,707    6,594,771       0.1%
 #   Peugeot SA                           482,014   11,868,909       0.2%
 #   Publicis Groupe SA                    89,859    6,719,648       0.1%
     Renault SA                            64,130    6,950,506       0.1%
     Safran SA                             90,608   10,627,416       0.2%
 #   Sanofi                               238,754   18,876,431       0.4%
     Sartorius Stedim Biotech               4,141      386,016       0.0%
     Schneider Electric SE(B11BPS1)           935       84,144       0.0%
     Schneider Electric SE(4834108)       131,145   11,887,557       0.2%
 #   SCOR SE                               67,775    2,748,485       0.1%
     SEB SA                                 6,973    1,336,054       0.0%
 #   SES SA                               170,317    2,627,795       0.1%
     Societe Generale SA                  187,292   10,250,256       0.2%
     Sodexo SA(7062713)                    27,907    2,763,584       0.1%
     Sodexo SA(BCW3L63)                    16,625    1,648,268       0.0%
     STMicroelectronics NV                224,728    4,906,997       0.1%
 #   Suez                                 121,398    1,750,752       0.0%
     Teleperformance                       25,575    4,109,962       0.1%
     Thales SA                             34,217    4,337,301       0.1%
     Total SA                             478,047   30,046,060       0.6%
 #   Total SA Sponsored ADR               131,598    8,239,351       0.2%
 *   Ubisoft Entertainment SA              23,956    2,288,948       0.1%
     Valeo SA                              92,825    6,206,206       0.1%
 #   Veolia Environnement SA               99,719    2,359,213       0.1%
     Veolia Environnement SA ADR           17,086      402,375       0.0%
 #   Vinci SA                             150,019   14,999,446       0.3%
 #   Vivendi SA                           260,025    6,857,299       0.1%
                                                  ------------       ---
 TOTAL FRANCE                                      474,255,530       9.5%
                                                  ------------       ---
 GERMANY -- (7.1%)
     1&1 Drillisch AG                      10,219      738,863       0.0%
     Adidas AG                             55,317   13,595,224       0.3%
     Allianz SE                            70,671   16,715,374       0.3%
     Allianz SE Sponsored ADR             243,452    5,760,074       0.1%
     Aroundtown SA                        140,537    1,124,775       0.0%
     Axel Springer SE                      20,974    1,718,033       0.0%
     BASF SE                              243,976   25,384,094       0.5%
     BASF SE Sponsored ADR                 32,000      833,600       0.0%
     Bayer AG                             185,881   22,216,414       0.4%
     Bayer AG Sponsored ADR                 4,223      126,289       0.0%
     Bayerische Motoren Werke AG          112,501   12,508,073       0.3%
     Beiersdorf AG                         19,732    2,232,443       0.0%
     Brenntag AG                           45,656    2,614,809       0.1%
 *   Commerzbank AG                       413,991    5,333,704       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                     ------- ----------- ---------------
GERMANY -- (Continued)
    Continental AG                                    32,541 $ 8,666,796       0.2%
    Covestro AG                                       61,854   5,620,353       0.1%
    Daimler AG                                       326,426  25,662,975       0.5%
    Deutsche Bank AG(5750355)                         78,162   1,068,579       0.0%
    Deutsche Bank AG(D18190898)                      604,620   8,259,109       0.2%
    Deutsche Boerse AG                                40,564   5,455,412       0.1%
    Deutsche Lufthansa AG                            131,285   3,815,826       0.1%
    Deutsche Post AG                                 287,182  12,464,964       0.3%
    Deutsche Telekom AG                              950,035  16,629,046       0.3%
    Deutsche Telekom AG Sponsored ADR                 94,100   1,650,514       0.0%
    Deutsche Wohnen SE                                85,465   4,033,486       0.1%
    E.ON SE                                          670,098   7,337,410       0.1%
    E.ON SE Sponsored ADR                             38,515     422,895       0.0%
    Evonik Industries AG                              56,185   1,996,262       0.0%
    Fielmann AG                                        7,414     608,830       0.0%
    Fraport AG Frankfurt Airport Services Worldwide   12,842   1,242,791       0.0%
    Fresenius Medical Care AG & Co. KGaA              73,767   7,485,194       0.2%
    Fresenius SE & Co. KGaA                          121,303   9,237,741       0.2%
    Fuchs Petrolub SE                                  9,084     466,741       0.0%
    GEA Group AG                                      46,242   1,805,432       0.0%
    Hannover Rueck SE                                 16,844   2,365,664       0.0%
#*  Hapag-Lloyd AG                                    16,445     703,965       0.0%
    HeidelbergCement AG                               56,560   5,530,837       0.1%
    Hella GmbH & Co KGaA                              16,004     987,133       0.0%
    Henkel AG & Co. KGaA                              24,965   2,971,923       0.1%
    Hochtief AG                                        6,209   1,132,940       0.0%
    Infineon Technologies AG                         308,299   7,894,211       0.2%
    Innogy SE                                         68,747   3,020,754       0.1%
    KION Group AG                                     33,054   2,755,205       0.1%
    Lanxess AG                                        48,053   3,559,492       0.1%
    LEG Immobilien AG                                 10,794   1,244,582       0.0%
*   Linde AG                                          39,348   8,716,970       0.2%
    MAN SE                                             8,044     927,170       0.0%
    Merck KGaA                                        27,827   2,718,425       0.1%
    METRO AG                                          43,789     633,499       0.0%
    MTU Aero Engines AG                               24,001   4,128,428       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG     38,204   8,743,450       0.2%
    OSRAM Licht AG                                    30,052   1,727,717       0.0%
    ProSiebenSat.1 Media SE                           68,863   2,498,215       0.1%
    Puma SE                                              216     105,175       0.0%
*   QIAGEN NV                                         53,003   1,733,796       0.0%
    Rational AG                                          951     594,766       0.0%
    RTL Group SA                                      13,401   1,102,761       0.0%
    RWE AG                                           285,235   6,817,609       0.1%
    SAP SE                                           205,747  22,859,640       0.5%
    SAP SE Sponsored ADR                              10,896   1,207,604       0.0%
    Siemens AG                                       165,969  21,077,208       0.4%
    Symrise AG                                        39,009   3,153,165       0.1%
*   Talanx AG                                         21,207     955,482       0.0%
    Telefonica Deutschland Holding AG                214,262   1,022,570       0.0%
    ThyssenKrupp AG                                  125,817   3,272,588       0.1%
    Uniper SE                                         82,229   2,542,452       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                             --------- ------------ ---------------
GERMANY -- (Continued)
    United Internet AG                                          42,624 $  2,755,112       0.1%
    Volkswagen AG                                               12,060    2,455,406       0.1%
    Vonovia SE                                                 116,279    5,826,138       0.1%
    Wacker Chemie AG                                             7,662    1,376,880       0.0%
    Wirecard AG                                                 21,948    2,969,586       0.1%
*   Zalando SE                                                  16,365      842,088       0.0%
                                                                       ------------       ---
TOTAL GERMANY                                                           379,762,731       7.6%
                                                                       ------------       ---
HONG KONG -- (2.8%)
    AIA Group, Ltd.                                          3,407,600   30,454,394       0.6%
    ASM Pacific Technology, Ltd.                                91,300    1,251,114       0.0%
#   Bank of East Asia, Ltd. (The)                              454,136    1,994,142       0.1%
    BOC Aviation, Ltd.                                          34,500      201,715       0.0%
    BOC Hong Kong Holdings, Ltd.                               857,000    4,430,281       0.1%
*   Brightoil Petroleum Holdings, Ltd.                          40,000        5,733       0.0%
#   Cathay Pacific Airways, Ltd.                               329,000      528,242       0.0%
    Chow Tai Fook Jewellery Group, Ltd.                        274,400      353,774       0.0%
    CK Asset Holdings, Ltd.                                    637,462    5,503,186       0.1%
    CK Hutchison Holdings, Ltd.                                643,962    7,614,758       0.2%
    CK Infrastructure Holdings, Ltd.                           133,500    1,053,636       0.0%
    CLP Holdings, Ltd.                                         405,400    4,209,704       0.1%
    FIH Mobile, Ltd.                                           119,000       20,402       0.0%
    First Pacific Co., Ltd.                                    158,400       81,112       0.0%
    Galaxy Entertainment Group, Ltd.                           691,000    6,048,063       0.1%
    Great Eagle Holdings, Ltd.                                  54,000      272,770       0.0%
    Guoco Group, Ltd.                                           11,000      146,001       0.0%
#   Haitong International Securities Group, Ltd.               673,787      392,776       0.0%
    Hang Lung Group, Ltd.                                      396,000    1,196,123       0.0%
    Hang Lung Properties, Ltd.                                 814,000    1,926,391       0.0%
    Hang Seng Bank, Ltd.                                       176,500    4,470,729       0.1%
    Henderson Land Development Co., Ltd.                       284,688    1,805,079       0.0%
#   HK Electric Investments & HK Electric Investments, Ltd.    622,000      578,351       0.0%
    HKT Trust & HKT, Ltd.                                    2,123,000    2,793,199       0.1%
    Hong Kong & China Gas Co., Ltd.                          1,949,533    4,073,444       0.1%
#   Hong Kong Exchanges & Clearing, Ltd.                       352,773   11,427,912       0.2%
    Hopewell Holdings, Ltd.                                      3,000       10,642       0.0%
    Hysan Development Co., Ltd.                                207,638    1,208,489       0.0%
    Kerry Properties, Ltd.                                     317,893    1,519,694       0.0%
#   Kingston Financial Group, Ltd.                             884,000      455,016       0.0%
    L'Occitane International SA                                 46,750       86,719       0.0%
*   Landing International Development, Ltd.                  6,660,000      151,011       0.0%
    Li & Fung, Ltd.                                          3,200,000    1,609,354       0.0%
#   Man Wah Holdings, Ltd.                                     220,800      163,299       0.0%
    Melco International Development, Ltd.                      306,000    1,132,915       0.0%
    Melco Resorts & Entertainment, Ltd. ADR                     34,136    1,065,385       0.0%
    MGM China Holdings, Ltd.                                   299,200      820,517       0.0%
    MTR Corp., Ltd.                                            344,229    1,934,140       0.1%
    NagaCorp, Ltd.                                             474,000      490,043       0.0%
    New World Development Co., Ltd.                          2,341,979    3,434,560       0.1%
#   NWS Holdings, Ltd.                                         529,514    1,044,102       0.0%
    Orient Overseas International, Ltd.                          2,000       19,017       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                      SHARES     VALUE++    OF NET ASSETS**
                                                     --------- ------------ ---------------
HONG KONG -- (Continued)
    PCCW, Ltd.                                       2,307,712 $  1,426,515       0.0%
    Power Assets Holdings, Ltd.                        333,207    2,479,340       0.1%
    Prada SpA                                          166,100      843,837       0.0%
    Samsonite International SA                         487,800    2,206,496       0.1%
    Sands China, Ltd.                                  718,400    4,151,904       0.1%
    Shangri-La Asia, Ltd.                              375,155      730,095       0.0%
    Sino Land Co., Ltd.                              1,259,055    2,173,349       0.1%
#   SJM Holdings, Ltd.                                 772,000      773,257       0.0%
    Sun Hung Kai Properties, Ltd.                      345,108    5,557,768       0.1%
    Swire Pacific, Ltd. Class A                        251,500    2,485,149       0.1%
    Swire Pacific, Ltd. Class B                        372,500      627,707       0.0%
    Swire Properties, Ltd.                             273,000      969,010       0.0%
    Techtronic Industries Co., Ltd.                    458,500    2,685,979       0.1%
    VTech Holdings, Ltd.                                30,900      376,247       0.0%
    WH Group, Ltd.                                   4,903,000    5,075,953       0.1%
    Wharf Holdings, Ltd. (The)                         561,609    1,868,392       0.0%
    Wharf Real Estate Investment Co., Ltd.             293,609    2,201,406       0.1%
    Wheelock & Co., Ltd.                               293,000    2,173,829       0.1%
    Wynn Macau, Ltd.                                   468,800    1,732,384       0.0%
    Xinyi Glass Holdings, Ltd.                       1,090,000    1,566,983       0.0%
    Yue Yuen Industrial Holdings, Ltd.                 314,000      889,864       0.0%
                                                               ------------       ---
TOTAL HONG KONG                                                 150,973,398       3.0%
                                                               ------------       ---
IRELAND -- (0.5%)
    AIB Group P.L.C.                                    83,570      498,027       0.0%
    Bank of Ireland Group P.L.C.                       358,821    3,219,129       0.1%
    CRH P.L.C.(0182704)                                 33,732    1,197,183       0.0%
    CRH P.L.C.(4182249)                                 51,236    1,819,462       0.0%
    CRH P.L.C. Sponsored ADR                           187,185    6,618,862       0.1%
    Kerry Group P.L.C. Class A(0490656)                 18,318    1,867,246       0.0%
    Kerry Group P.L.C. Class A(4519579)                 26,868    2,738,927       0.1%
    Kingspan Group P.L.C.                               52,971    2,397,940       0.1%
    Paddy Power Betfair P.L.C.                          24,239    2,398,718       0.1%
    Smurfit Kappa Group P.L.C.                         120,649    5,143,026       0.1%
                                                               ------------       ---
TOTAL IRELAND                                                    27,898,520       0.6%
                                                               ------------       ---
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                 11,066      506,184       0.0%
    Bank Hapoalim BM                                   288,250    1,968,579       0.1%
    Bank Leumi Le-Israel BM                          1,054,627    6,221,929       0.1%
    Bezeq The Israeli Telecommunication Corp., Ltd.    542,172      683,970       0.0%
    Delek Group, Ltd.                                    1,356      202,676       0.0%
    Elbit Systems, Ltd.(6308913)                         6,571      757,347       0.0%
    Elbit Systems, Ltd.(2311614)                         1,593      184,183       0.0%
    First International Bank Of Israel, Ltd.             1,654       34,096       0.0%
    Frutarom Industries, Ltd.                           10,608    1,014,045       0.0%
    Israel Chemicals, Ltd.                             187,616      838,429       0.0%
    Melisron, Ltd.                                       3,727      152,177       0.0%
    Mizrahi Tefahot Bank, Ltd.                          58,256    1,064,754       0.0%
*   Nice, Ltd. Sponsored ADR                            18,312    1,742,753       0.1%
*   SodaStream International, Ltd.                         126       11,873       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                        --------- ------------ ---------------
ISRAEL -- (Continued)
    Strauss Group, Ltd.                                    14,210 $    292,345       0.0%
    Teva Pharmaceutical Industries, Ltd.                    7,066      127,249       0.0%
#   Teva Pharmaceutical Industries, Ltd. Sponsored ADR    199,154    3,580,789       0.1%
*   Tower Semiconductor, Ltd.                              44,372    1,157,200       0.0%
                                                                  ------------       ---
TOTAL ISRAEL                                                        20,540,578       0.4%
                                                                  ------------       ---
ITALY -- (2.1%)
    Assicurazioni Generali SpA                            438,942    8,857,389       0.2%
    Atlantia SpA                                          146,507    4,849,357       0.1%
    CNH Industrial NV                                     321,761    3,959,123       0.1%
    Davide Campari-Milano SpA                             111,982      838,851       0.0%
    Enel SpA                                            2,271,536   14,409,989       0.3%
    Eni SpA                                               542,555   10,606,083       0.2%
    Eni SpA Sponsored ADR                                  67,929    2,660,779       0.1%
#   Ferrari NV(BD6G507)                                    35,703    4,379,979       0.1%
#   Ferrari NV(BZ1GMK5)                                     4,494      551,324       0.0%
    Fiat Chrysler Automobiles NV(N31738102)               120,991    2,641,233       0.1%
    Fiat Chrysler Automobiles NV(BRJFWP3)                 279,638    6,213,212       0.1%
    FinecoBank Banca Fineco SpA                           107,639    1,281,740       0.0%
    Intesa Sanpaolo SpA                                 3,120,423   11,869,947       0.2%
    Intesa Sanpaolo SpA Sponsored ADR                       7,000      160,020       0.0%
    Leonardo SpA                                          164,930    1,905,700       0.0%
#   Luxottica Group SpA                                    43,541    2,716,329       0.1%
    Mediobanca Banca di Credito Finanziario SpA           212,141    2,570,622       0.1%
    Moncler SpA                                            50,853    2,292,040       0.0%
    Poste Italiane SpA                                    174,308    1,701,856       0.0%
    Prysmian SpA                                           65,332    1,920,567       0.0%
    Recordati SpA                                          32,606    1,163,075       0.0%
    Snam SpA                                              509,035    2,443,916       0.1%
#*  Telecom Italia SpA                                  7,849,735    7,743,813       0.2%
*   Telecom Italia SpA Sponsored ADR                       78,565      786,436       0.0%
#   Tenaris SA                                             33,701      631,598       0.0%
#   Tenaris SA ADR                                         19,881      743,152       0.0%
    Terna Rete Elettrica Nazionale SpA                    464,123    2,785,630       0.1%
    UniCredit SpA                                         470,117   10,192,094       0.2%
#   UnipolSai Assicurazioni SpA                           307,903      827,477       0.0%
                                                                  ------------       ---
TOTAL ITALY                                                        113,703,331       2.3%
                                                                  ------------       ---
JAPAN -- (21.8%)
    ABC-Mart, Inc.                                          8,200      540,415       0.0%
    Acom Co., Ltd.                                         76,500      346,325       0.0%
    Advantest Corp.                                        26,200      623,175       0.0%
    Aeon Co., Ltd.                                        201,600    4,028,425       0.1%
    AEON Financial Service Co., Ltd.                       54,100    1,267,243       0.0%
    Aeon Mall Co., Ltd.                                    38,848      785,562       0.0%
    Aica Kogyo Co., Ltd.                                   21,600      812,149       0.0%
#   Ain Holdings, Inc.                                      9,400      626,068       0.0%
    Air Water, Inc.                                        82,300    1,589,870       0.0%
    Aisin Seiki Co., Ltd.                                  58,800    3,185,484       0.1%
    Ajinomoto Co., Inc.                                   232,300    4,256,311       0.1%
    Alfresa Holdings Corp.                                 51,800    1,142,918       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Alps Electric Co., Ltd.                  111,300 $2,458,209       0.1%
    Amada Holdings Co., Ltd.                 116,200  1,394,898       0.0%
    ANA Holdings, Inc.                        28,300  1,120,229       0.0%
    Aozora Bank, Ltd.                         44,700  1,803,270       0.0%
    Ariake Japan Co., Ltd.                     3,500    300,223       0.0%
    Asahi Glass Co., Ltd.                    139,200  5,776,963       0.1%
    Asahi Group Holdings, Ltd.               101,600  5,139,510       0.1%
    Asahi Intecc Co., Ltd.                    27,400    955,752       0.0%
    Asahi Kasei Corp.                        380,800  5,236,087       0.1%
    Asics Corp.                               44,800    846,567       0.0%
    Astellas Pharma, Inc.                    512,375  7,494,117       0.2%
    Azbil Corp.                               18,700    870,287       0.0%
    Bandai Namco Holdings, Inc.               70,000  2,368,715       0.1%
    Bank of Kyoto, Ltd. (The)                 24,600  1,478,842       0.0%
    Benefit One, Inc.                          1,600     37,415       0.0%
    Benesse Holdings, Inc.                    24,000    874,158       0.0%
    Bic Camera, Inc.                          39,900    653,879       0.0%
    Bridgestone Corp.                        189,813  7,934,675       0.2%
    Brother Industries, Ltd.                 115,300  2,473,136       0.1%
    Calbee, Inc.                              24,500    825,037       0.0%
    Canon Marketing Japan, Inc.               20,600    447,657       0.0%
    Canon, Inc.                              228,900  7,873,971       0.2%
    Canon, Inc. Sponsored ADR                 64,347  2,207,746       0.1%
    Capcom Co., Ltd.                          25,800    493,178       0.0%
#   Casio Computer Co., Ltd.                  59,700    889,251       0.0%
    Central Japan Railway Co.                 36,045  7,222,856       0.2%
    Chiba Bank, Ltd. (The)                   270,000  2,178,472       0.1%
#   Chiyoda Corp.                             45,200    464,104       0.0%
    Chubu Electric Power Co., Inc.           154,800  2,426,946       0.1%
    Chugai Pharmaceutical Co., Ltd.           47,700  2,515,668       0.1%
    Chugoku Bank, Ltd. (The)                  63,500    737,489       0.0%
    Chugoku Electric Power Co., Inc. (The)    92,000  1,150,962       0.0%
    Citizen Watch Co., Ltd.                  114,200    850,883       0.0%
    Coca-Cola Bottlers Japan Holdings, Inc.   34,800  1,496,728       0.0%
    COMSYS Holdings Corp.                     37,700  1,048,802       0.0%
    Concordia Financial Group, Ltd.          470,100  2,733,038       0.1%
    Cosmo Energy Holdings Co., Ltd.           32,400  1,067,358       0.0%
    Cosmos Pharmaceutical Corp.                2,500    562,164       0.0%
    Credit Saison Co., Ltd.                   60,700  1,087,106       0.0%
    CyberAgent, Inc.                          32,100  1,763,165       0.0%
#*  CYBERDYNE, Inc.                           12,600    161,062       0.0%
    Dai Nippon Printing Co., Ltd.            102,000  2,196,288       0.1%
    Dai-ichi Life Holdings, Inc.             259,212  5,146,018       0.1%
    Daicel Corp.                             184,100  2,124,192       0.1%
    Daido Steel Co., Ltd.                     18,500    999,011       0.0%
    Daifuku Co., Ltd.                         26,849  1,435,288       0.0%
    Daiichi Sankyo Co., Ltd.                 105,746  3,619,203       0.1%
    Daiichikosho Co., Ltd.                    19,000    996,872       0.0%
    Daikin Industries, Ltd.                   71,800  8,387,371       0.2%
    Daito Trust Construction Co., Ltd.        20,700  3,454,104       0.1%
    Daiwa House Industry Co., Ltd.           168,800  6,171,538       0.1%
    Daiwa Securities Group, Inc.             621,000  3,809,547       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
JAPAN -- (Continued)
    Dena Co., Ltd.                               39,900 $  760,480       0.0%
    Denka Co., Ltd.                              48,300  1,719,544       0.0%
    Denso Corp.                                 116,400  6,121,108       0.1%
#   Dentsu, Inc.                                 64,282  3,045,214       0.1%
    DIC Corp.                                    56,900  1,930,897       0.1%
    Disco Corp.                                   8,700  1,524,920       0.0%
    DMG Mori Co., Ltd.                           28,300    528,775       0.0%
    Don Quijote Holdings Co., Ltd.               33,700  1,814,313       0.0%
    Dowa Holdings Co., Ltd.                      29,440  1,106,378       0.0%
    Dr Ci:Labo Co., Ltd.                          3,200    153,943       0.0%
    East Japan Railway Co.                       81,700  7,848,751       0.2%
    Ebara Corp.                                  38,000  1,451,429       0.0%
    Eisai Co., Ltd.                              51,400  3,447,347       0.1%
    Electric Power Development Co., Ltd.         32,100    872,976       0.0%
    en-japan, Inc.                                5,800    271,139       0.0%
    Ezaki Glico Co., Ltd.                        14,000    754,151       0.0%
#   FamilyMart UNY Holdings Co., Ltd.            25,086  2,441,648       0.1%
    Fancl Corp.                                   5,300    207,986       0.0%
    FANUC Corp.                                  43,700  9,360,996       0.2%
#   Fast Retailing Co., Ltd.                     16,000  7,024,245       0.2%
    FP Corp.                                     10,000    618,577       0.0%
    Fuji Electric Co., Ltd.                     268,000  1,911,462       0.0%
    Fuji Media Holdings, Inc.                    21,500    352,494       0.0%
    Fuji Oil Holdings, Inc.                      23,100    740,514       0.0%
    FUJIFILM Holdings Corp.                      96,400  3,876,832       0.1%
    Fujikura, Ltd.                              161,900  1,106,269       0.0%
    Fujitsu General, Ltd.                        26,000    423,324       0.0%
    Fujitsu, Ltd.                             1,073,440  6,507,676       0.1%
    Fukuoka Financial Group, Inc.               298,000  1,595,525       0.0%
    Fukuyama Transporting Co., Ltd.              11,800    492,394       0.0%
    Furukawa Electric Co., Ltd.                  38,917  1,912,406       0.1%
    Glory, Ltd.                                  22,100    759,935       0.0%
    GMO Payment Gateway, Inc.                     5,500    544,283       0.0%
#   GungHo Online Entertainment, Inc.           139,300    420,155       0.0%
    Gunma Bank, Ltd. (The)                      136,800    798,390       0.0%
    H2O Retailing Corp.                          31,200    587,113       0.0%
    Hachijuni Bank, Ltd. (The)                  164,500    868,721       0.0%
    Hakuhodo DY Holdings, Inc.                   75,400  1,054,889       0.0%
    Hamamatsu Photonics K.K.                     28,600  1,102,165       0.0%
    Hankyu Hanshin Holdings, Inc.                84,000  3,304,357       0.1%
#   Harmonic Drive Systems, Inc.                  7,100    338,093       0.0%
    Haseko Corp.                                135,400  2,129,789       0.1%
    Hikari Tsushin, Inc.                          6,000    972,624       0.0%
    Hino Motors, Ltd.                           124,100  1,514,073       0.0%
    Hirose Electric Co., Ltd.                     6,300    886,557       0.0%
    Hiroshima Bank, Ltd. (The)                   96,200    732,055       0.0%
    HIS Co., Ltd.                                13,200    481,719       0.0%
    Hisamitsu Pharmaceutical Co., Inc.            9,700    753,941       0.0%
    Hitachi Capital Corp.                        39,100  1,044,811       0.0%
    Hitachi Chemical Co., Ltd.                   38,000    833,483       0.0%
    Hitachi Construction Machinery Co., Ltd.     37,100  1,348,267       0.0%
    Hitachi High-Technologies Corp.              22,865  1,066,439       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
JAPAN -- (Continued)
    Hitachi Metals, Ltd.                     129,400 $ 1,478,828       0.0%
    Hitachi Transport System, Ltd.            26,015     696,724       0.0%
    Hitachi, Ltd.                          1,265,575   9,236,870       0.2%
    Hitachi, Ltd. ADR                         30,119   2,299,586       0.1%
    Hokuhoku Financial Group, Inc.            24,800     366,880       0.0%
    Honda Motor Co., Ltd.                    389,069  13,378,502       0.3%
    Honda Motor Co., Ltd. Sponsored ADR      113,774   3,909,275       0.1%
    Horiba, Ltd.                              15,100   1,097,047       0.0%
    Hoshizaki Corp.                           14,300   1,327,482       0.0%
    House Foods Group, Inc.                   17,300     609,293       0.0%
    Hoya Corp.                               114,900   6,138,515       0.1%
    Hulic Co., Ltd.                           70,100     754,306       0.0%
    Ibiden Co., Ltd.                          28,600     472,299       0.0%
    Idemitsu Kosan Co., Ltd.                 109,000   4,258,183       0.1%
    IHI Corp.                                 83,300   2,722,758       0.1%
    Iida Group Holdings Co., Ltd.             75,600   1,473,775       0.0%
    Inpex Corp.                              265,000   3,387,708       0.1%
    Isetan Mitsukoshi Holdings, Ltd.         129,380   1,439,379       0.0%
    Isuzu Motors, Ltd.                       161,493   2,465,075       0.1%
#   Ito En, Ltd.                              17,100     681,777       0.0%
    ITOCHU Corp.                             328,500   6,569,479       0.1%
    Itochu Techno-Solutions Corp.             32,800     678,040       0.0%
    Itoham Yonekyu Holdings, Inc.             49,800     452,264       0.0%
    Iyo Bank, Ltd. (The)                      96,300     761,131       0.0%
    Izumi Co., Ltd.                           17,700   1,168,760       0.0%
    J Front Retailing Co., Ltd.               97,900   1,586,184       0.0%
    Japan Airlines Co., Ltd.                  35,100   1,385,202       0.0%
    Japan Airport Terminal Co., Ltd.          12,300     503,769       0.0%
    Japan Exchange Group, Inc.               167,200   3,096,389       0.1%
    Japan Lifeline Co., Ltd.                  14,800     433,574       0.0%
    Japan Post Holdings Co., Ltd.            292,300   3,551,832       0.1%
    Japan Steel Works, Ltd. (The)             11,400     373,408       0.0%
    Japan Tobacco, Inc.                      304,300   8,179,948       0.2%
    JFE Holdings, Inc.                       171,908   3,527,955       0.1%
#   JGC Corp.                                 56,200   1,377,403       0.0%
    JSR Corp.                                 54,700   1,030,442       0.0%
    JTEKT Corp.                              149,660   2,421,519       0.1%
    JXTG Holdings, Inc.                    1,135,970   7,405,119       0.2%
    K's Holdings Corp.                        78,756   1,135,902       0.0%
    Kagome Co., Ltd.                          14,200     511,978       0.0%
    Kajima Corp.                             500,000   4,817,042       0.1%
    Kakaku.com, Inc.                          38,000     724,446       0.0%
    Kaken Pharmaceutical Co., Ltd.            15,500     916,600       0.0%
    Kamigumi Co., Ltd.                        46,200   1,040,036       0.0%
    Kandenko Co., Ltd.                        36,000     426,349       0.0%
    Kaneka Corp.                             138,000   1,363,614       0.0%
    Kansai Electric Power Co., Inc. (The)    170,200   2,381,398       0.1%
    Kansai Paint Co., Ltd.                    49,500   1,112,252       0.0%
    Kao Corp.                                148,300  10,660,700       0.2%
    Kawasaki Heavy Industries, Ltd.           71,500   2,390,394       0.1%
#*  Kawasaki Kisen Kaisha, Ltd.               34,300     793,195       0.0%
    KDDI Corp.                               545,800  14,651,234       0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
  JAPAN -- (Continued)
      Keihan Holdings Co., Ltd.             48,900 $ 1,578,905       0.0%
      Keikyu Corp.                          56,800   1,040,630       0.0%
      Keio Corp.                            26,400   1,205,173       0.0%
      Keisei Electric Railway Co., Ltd.     32,000   1,041,903       0.0%
      Kewpie Corp.                          39,700     925,068       0.0%
      Keyence Corp.                         26,902  16,404,281       0.3%
      Kikkoman Corp.                        28,000   1,213,364       0.0%
      Kinden Corp.                          49,100     856,347       0.0%
      Kintetsu Group Holdings Co., Ltd.     43,128   1,752,350       0.0%
      Kirin Holdings Co., Ltd.             262,100   7,356,888       0.2%
      Kobayashi Pharmaceutical Co., Ltd.    10,200     860,675       0.0%
      Kobe Steel, Ltd.                     207,192   2,131,297       0.1%
      Koito Manufacturing Co., Ltd.         36,400   2,436,033       0.1%
      Kokuyo Co., Ltd.                      26,800     484,044       0.0%
      Komatsu, Ltd.                        253,700   8,648,305       0.2%
      Konami Holdings Corp.                 25,600   1,257,194       0.0%
      Konica Minolta, Inc.                 270,800   2,324,496       0.1%
      Kose Corp.                             9,390   1,735,240       0.0%
      Kubota Corp.                         215,900   3,640,185       0.1%
      Kubota Corp. Sponsored ADR             6,899     584,483       0.0%
      Kuraray Co., Ltd.                    176,500   2,939,458       0.1%
      Kurita Water Industries, Ltd.         36,400   1,178,768       0.0%
      Kyocera Corp.                         72,615   4,639,603       0.1%
      Kyowa Exeo Corp.                      33,200     863,370       0.0%
      Kyowa Hakko Kirin Co., Ltd.           51,700   1,118,681       0.0%
      Kyudenko Corp.                        20,000     934,480       0.0%
      Kyushu Electric Power Co., Inc.       99,400   1,231,568       0.0%
      Kyushu Financial Group, Inc.         140,100     687,185       0.0%
      Kyushu Railway Co.                    32,400   1,036,897       0.0%
  #   Lawson, Inc.                          20,000   1,321,221       0.0%
  *   LINE Corp.                             9,300     336,328       0.0%
      Lion Corp.                            60,400   1,301,101       0.0%
      LIXIL Group Corp.                    111,140   2,489,080       0.1%
      M3, Inc.                              66,100   2,491,033       0.1%
      Mabuchi Motor Co., Ltd.               14,300     718,439       0.0%
      Maeda Corp.                           49,000     604,751       0.0%
      Makita Corp.                          43,500   1,948,997       0.1%
      Makita Corp. Sponsored ADR             2,260     101,327       0.0%
      Marubeni Corp.                       409,300   3,073,660       0.1%
      Marui Group Co., Ltd.                 66,000   1,369,806       0.0%
  #   Maruichi Steel Tube, Ltd.             17,400     593,898       0.0%
      Matsui Securities Co., Ltd.           22,600     220,342       0.0%
      Matsumotokiyoshi Holdings Co., Ltd.   24,400   1,086,926       0.0%
      Mazda Motor Corp.                    289,599   4,026,558       0.1%
  #   McDonald's Holdings Co. Japan, Ltd.   16,800     786,205       0.0%
      Mebuki Financial Group, Inc.         386,240   1,499,160       0.0%
      Medipal Holdings Corp.                46,250     992,194       0.0%
      Megmilk Snow Brand Co., Ltd.          12,500     376,317       0.0%
      MEIJI Holdings Co., Ltd.              48,012   3,850,581       0.1%
      Minebea Mitsumi, Inc.                146,400   2,928,117       0.1%
      Miraca Holdings, Inc.                 25,600     996,606       0.0%
      MISUMI Group, Inc.                    78,700   2,171,836       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                        --------- ----------- ---------------
JAPAN -- (Continued)
    Mitsubishi Chemical Holdings Corp.                    461,390 $ 4,364,566       0.1%
    Mitsubishi Corp.                                      368,100  10,150,560       0.2%
    Mitsubishi Electric Corp.                             571,100   8,755,277       0.2%
    Mitsubishi Estate Co., Ltd.                           247,253   4,517,940       0.1%
    Mitsubishi Gas Chemical Co., Inc.                      61,700   1,445,968       0.0%
    Mitsubishi Heavy Industries, Ltd.                     109,300   4,320,819       0.1%
    Mitsubishi Logistics Corp.                             10,500     242,184       0.0%
    Mitsubishi Materials Corp.                             56,900   1,731,877       0.0%
    Mitsubishi Motors Corp.                               233,999   1,741,375       0.0%
    Mitsubishi Tanabe Pharma Corp.                         60,100   1,141,496       0.0%
    Mitsubishi UFJ Financial Group, Inc.                1,439,672   9,647,734       0.2%
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR  1,358,632   9,075,662       0.2%
    Mitsubishi UFJ Lease & Finance Co., Ltd.              358,000   2,275,831       0.1%
    Mitsui & Co., Ltd.                                    361,555   6,516,370       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                        2,559     925,091       0.0%
    Mitsui Chemicals, Inc.                                104,000   2,981,282       0.1%
    Mitsui Fudosan Co., Ltd.                              180,600   4,626,148       0.1%
    Mitsui Mining & Smelting Co., Ltd.                     33,900   1,432,985       0.0%
    Mitsui OSK Lines, Ltd.                                 53,500   1,584,754       0.0%
    Miura Co., Ltd.                                        14,600     443,350       0.0%
    Mixi, Inc.                                             21,200     696,777       0.0%
    Mizuho Financial Group, Inc.                        5,252,805   9,503,567       0.2%
#   Mizuho Financial Group, Inc. ADR                      299,666   1,090,784       0.0%
#   MonotaRO Co., Ltd.                                     19,100     665,752       0.0%
    Morinaga & Co., Ltd.                                   14,799     720,666       0.0%
    MS&AD Insurance Group Holdings, Inc.                  122,595   4,130,987       0.1%
    Murata Manufacturing Co., Ltd.                         52,700   6,653,181       0.1%
    Nabtesco Corp.                                         32,500   1,171,972       0.0%
    Nagase & Co., Ltd.                                     28,600     488,406       0.0%
    Nagoya Railroad Co., Ltd.                              62,000   1,623,851       0.0%
    Nankai Electric Railway Co., Ltd.                      37,200     989,091       0.0%
    NEC Corp.                                             128,555   3,523,691       0.1%
*   Nexon Co., Ltd.                                       100,600   1,463,870       0.0%
    NGK Insulators, Ltd.                                  102,500   1,880,255       0.0%
    NGK Spark Plug Co., Ltd.                               77,600   1,990,188       0.1%
    NH Foods, Ltd.                                         34,500   1,507,186       0.0%
    NHK Spring Co., Ltd.                                  146,500   1,618,920       0.0%
    Nichirei Corp.                                         46,000   1,332,595       0.0%
    Nidec Corp.                                            52,100   8,150,637       0.2%
    Nidec Corp. Sponsored ADR                              52,108   2,048,366       0.1%
    Nifco, Inc.                                            27,600     969,059       0.0%
    Nihon Kohden Corp.                                     24,500     700,183       0.0%
    Nihon M&A Center, Inc.                                 39,600   1,155,789       0.0%
#   Nikon Corp.                                            91,600   1,593,884       0.0%
    Nintendo Co., Ltd.                                     21,200   8,907,734       0.2%
    Nippo Corp.                                            25,000     573,373       0.0%
    Nippon Electric Glass Co., Ltd.                        32,300     930,822       0.0%
    Nippon Express Co., Ltd.                               35,600   2,689,582       0.1%
    Nippon Kayaku Co., Ltd.                                58,000     725,740       0.0%
#   Nippon Paint Holdings Co., Ltd.                        58,000   2,367,515       0.1%
    Nippon Paper Industries Co., Ltd.                      49,900     955,694       0.0%
    Nippon Shinyaku Co., Ltd.                               8,500     632,886       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
  JAPAN -- (Continued)
      Nippon Shokubai Co., Ltd.              9,100 $  618,345       0.0%
      Nippon Steel & Sumitomo Metal Corp.  211,242  4,592,668       0.1%
      Nippon Telegraph & Telephone Corp.   173,500  8,233,469       0.2%
      Nippon Yusen K.K.                     78,900  1,678,245       0.0%
      Nipro Corp.                           83,600  1,203,248       0.0%
      Nishi-Nippon Railroad Co., Ltd.        5,600    155,501       0.0%
      Nissan Chemical Industries, Ltd.      33,200  1,476,181       0.0%
      Nissan Motor Co., Ltd.               860,900  9,057,070       0.2%
      Nisshin Seifun Group, Inc.            53,870  1,177,125       0.0%
      Nisshinbo Holdings, Inc.              57,000    803,271       0.0%
      Nissin Foods Holdings Co., Ltd.       11,400    839,429       0.0%
      Nitori Holdings Co., Ltd.             22,300  3,760,555       0.1%
      Nitto Denko Corp.                     44,800  3,330,648       0.1%
      Noevir Holdings Co., Ltd.              2,600    186,971       0.0%
      NOF Corp.                             24,000    716,119       0.0%
      NOK Corp.                             46,680    954,668       0.0%
      Nomura Holdings, Inc.                617,700  3,557,675       0.1%
  #   Nomura Holdings, Inc. Sponsored ADR  348,297  1,995,742       0.1%
      Nomura Real Estate Holdings, Inc.     62,500  1,546,650       0.0%
      Nomura Research Institute, Ltd.       34,078  1,755,180       0.0%
      NS Solutions Corp.                    13,100    379,264       0.0%
      NSK, Ltd.                            188,653  2,524,494       0.1%
      NTN Corp.                            327,200  1,439,177       0.0%
      NTT Data Corp.                       185,300  1,996,976       0.1%
      NTT DOCOMO, Inc.                     343,128  8,864,370       0.2%
      NTT Urban Development Corp.           33,200    391,173       0.0%
      Obayashi Corp.                       318,800  3,671,368       0.1%
      OBIC Business Consultants, Ltd.          300     21,881       0.0%
      Obic Co., Ltd.                        13,300  1,114,024       0.0%
      Odakyu Electric Railway Co., Ltd.     67,700  1,457,132       0.0%
      Oji Holdings Corp.                   538,000  3,784,613       0.1%
      Olympus Corp.                         87,200  3,251,735       0.1%
      Omron Corp.                           67,800  3,659,122       0.1%
      Ono Pharmaceutical Co., Ltd.          88,500  2,045,700       0.1%
      Open House Co., Ltd.                   9,400    523,313       0.0%
      Oracle Corp.                          12,300  1,010,415       0.0%
  #   Orient Corp.                         208,000    321,129       0.0%
      Oriental Land Co., Ltd.               60,100  5,989,247       0.1%
      ORIX Corp.                           451,800  7,924,051       0.2%
      Osaka Gas Co., Ltd.                   91,400  1,968,203       0.1%
      OSG Corp.                             32,600    721,577       0.0%
      Otsuka Corp.                          27,600  1,278,913       0.0%
      Otsuka Holdings Co., Ltd.             78,000  4,078,050       0.1%
      PALTAC Corp.                           7,500    375,394       0.0%
      Panasonic Corp.                      559,887  8,290,328       0.2%
      Panasonic Corp. Sponsored ADR        106,991  1,583,467       0.0%
      Park24 Co., Ltd.                      33,700    954,628       0.0%
  #*  PeptiDream, Inc.                      13,000    525,228       0.0%
      Persol Holdings Co., Ltd.             53,400  1,269,327       0.0%
      Pigeon Corp.                          37,500  1,757,776       0.0%
      Pilot Corp.                           10,800    589,598       0.0%
      Pola Orbis Holdings, Inc.             23,800  1,038,384       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
   JAPAN -- (Continued)
       Rakuten, Inc.                      452,313 $ 3,214,395       0.1%
       Recruit Holdings Co., Ltd.         331,400   7,641,075       0.2%
       Relo Group, Inc.                    32,000     718,878       0.0%
   #*  Renesas Electronics Corp.          192,300   2,006,014       0.1%
       Resona Holdings, Inc.              514,500   2,923,430       0.1%
       Resorttrust, Inc.                   23,500     486,609       0.0%
       Ricoh Co., Ltd.                    315,900   3,086,747       0.1%
       Rinnai Corp.                        10,800   1,075,126       0.0%
       Rohm Co., Ltd.                      25,462   2,359,386       0.1%
       Rohto Pharmaceutical Co., Ltd.      28,700     835,383       0.0%
       Ryohin Keikaku Co., Ltd.             7,700   2,633,890       0.1%
       Sankyo Co., Ltd.                    16,200     567,926       0.0%
       Sankyu, Inc.                        28,000   1,360,841       0.0%
       Santen Pharmaceutical Co., Ltd.     81,300   1,365,377       0.0%
       Sanwa Holdings Corp.                96,500   1,239,165       0.0%
       Sapporo Holdings, Ltd.              40,500   1,158,804       0.0%
       SBI Holdings, Inc.                  88,650   2,235,335       0.1%
   #   SCREEN Holdings Co., Ltd.           15,200   1,243,280       0.0%
       SCSK Corp.                          15,000     641,941       0.0%
       Secom Co., Ltd.                     53,200   3,991,264       0.1%
   #   Sega Sammy Holdings, Inc.           55,448     910,828       0.0%
       Seibu Holdings, Inc.               120,000   2,023,232       0.1%
       Seiko Epson Corp.                  133,800   2,515,012       0.1%
       Seino Holdings Co., Ltd.            59,200   1,108,861       0.0%
       Sekisui Chemical Co., Ltd.         193,900   3,430,106       0.1%
       Sekisui House, Ltd.                167,760   3,074,802       0.1%
   #   Seria Co., Ltd.                     11,000     539,049       0.0%
       Seven & I Holdings Co., Ltd.       227,676  10,031,582       0.2%
   #   Seven Bank, Ltd.                   287,500     965,270       0.0%
   #   Sharp Corp.                         43,099   1,259,145       0.0%
       Shikoku Electric Power Co., Inc.    60,700     773,932       0.0%
       Shima Seiki Manufacturing, Ltd.      2,700     171,157       0.0%
       Shimadzu Corp.                      50,200   1,362,491       0.0%
       Shimamura Co., Ltd.                  5,954     692,886       0.0%
       Shimano, Inc.                       16,500   2,193,983       0.1%
       Shimizu Corp.                      220,700   2,183,566       0.1%
       Shin-Etsu Chemical Co., Ltd.        86,900   8,720,385       0.2%
       Shinsei Bank, Ltd.                  64,400   1,002,681       0.0%
   #   Shionogi & Co., Ltd.                80,000   4,111,336       0.1%
       Shiseido Co., Ltd.                 113,700   7,376,969       0.2%
       Shizuoka Bank, Ltd. (The)          206,000   2,089,008       0.1%
       Showa Denko K.K.                    53,700   1,786,640       0.0%
       Showa Shell Sekiyu K.K.             77,900   1,099,993       0.0%
   #   Skylark Co., Ltd.                   51,800     761,951       0.0%
       SMC Corp.                           12,900   4,901,907       0.1%
       SoftBank Group Corp.               255,888  19,552,066       0.4%
       Sohgo Security Services Co., Ltd.   23,800   1,175,096       0.0%
       Sojitz Corp.                       478,000   1,573,460       0.0%
       Sompo Holdings, Inc.                85,340   3,573,195       0.1%
       Sony Corp.                         358,400  16,739,465       0.3%
       Sony Corp. Sponsored ADR            25,884   1,186,264       0.0%
       Sony Financial Holdings, Inc.       48,800     890,301       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Sotetsu Holdings, Inc.                       25,944 $   743,268       0.0%
    Square Enix Holdings Co., Ltd.               25,100   1,040,338       0.0%
    Stanley Electric Co., Ltd.                   49,600   1,792,510       0.0%
    Start Today Co., Ltd.                        59,700   1,723,774       0.0%
    Subaru Corp.                                186,586   6,263,014       0.1%
    Sugi Holdings Co., Ltd.                      11,400     663,697       0.0%
    Sumco Corp.                                  72,400   1,768,336       0.0%
    Sumitomo Chemical Co., Ltd.               1,273,148   7,284,508       0.2%
#   Sumitomo Corp.                              288,300   5,175,140       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.          58,500   1,063,928       0.0%
    Sumitomo Electric Industries, Ltd.          374,800   5,737,836       0.1%
    Sumitomo Forestry Co., Ltd.                  87,500   1,449,896       0.0%
    Sumitomo Heavy Industries, Ltd.              50,800   1,941,083       0.1%
    Sumitomo Metal Mining Co., Ltd.              49,900   2,128,751       0.1%
    Sumitomo Mitsui Financial Group, Inc.       341,940  14,251,458       0.3%
    Sumitomo Mitsui Trust Holdings, Inc.         79,040   3,351,868       0.1%
    Sumitomo Realty & Development Co., Ltd.      95,000   3,773,705       0.1%
    Sumitomo Rubber Industries, Ltd.            117,900   2,105,420       0.1%
    Sundrug Co., Ltd.                            22,200   1,142,036       0.0%
    Suntory Beverage & Food, Ltd.                41,800   2,056,975       0.1%
    Suruga Bank, Ltd.                            70,500     955,024       0.0%
    Suzuken Co., Ltd.                            22,908     985,008       0.0%
    Suzuki Motor Corp.                          102,600   5,514,527       0.1%
    Sysmex Corp.                                 46,900   4,143,018       0.1%
    T&D Holdings, Inc.                          202,800   3,444,352       0.1%
    Taiheiyo Cement Corp.                        68,700   2,594,109       0.1%
    Taisei Corp.                                 69,200   3,733,059       0.1%
    Taisho Pharmaceutical Holdings Co., Ltd.      8,600     822,595       0.0%
    Taiyo Nippon Sanso Corp.                     67,200     996,289       0.0%
    Takara Holdings, Inc.                        19,800     238,850       0.0%
    Takashimaya Co., Ltd.                       117,000   1,004,731       0.0%
    Takeda Pharmaceutical Co., Ltd.             201,100   8,468,326       0.2%
    TDK Corp.                                    44,534   3,838,332       0.1%
    TDK Corp. Sponsored ADR                       1,900     163,467       0.0%
    Teijin, Ltd.                                146,100   2,746,805       0.1%
    Terumo Corp.                                 85,900   4,860,289       0.1%
    THK Co., Ltd.                                28,100     979,374       0.0%
    TIS, Inc.                                    40,500   1,606,604       0.0%
    Tobu Railway Co., Ltd.                       44,800   1,426,512       0.0%
    Toda Corp.                                   64,000     527,723       0.0%
#   Toho Co., Ltd.                               35,400   1,180,811       0.0%
    Toho Gas Co., Ltd.                           24,600     747,951       0.0%
    Tohoku Electric Power Co., Inc.             106,900   1,380,553       0.0%
    Tokai Carbon Co., Ltd.                       29,800     372,929       0.0%
    Tokio Marine Holdings, Inc.                 161,881   7,640,337       0.2%
    Tokio Marine Holdings, Inc. ADR               4,182     197,809       0.0%
    Tokyo Broadcasting System Holdings, Inc.     11,000     244,506       0.0%
    Tokyo Century Corp.                          23,500   1,462,972       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.     341,100   1,621,502       0.0%
    Tokyo Electron, Ltd.                         47,000   9,026,487       0.2%
    Tokyo Gas Co., Ltd.                          94,000   2,522,519       0.1%
    Tokyo Tatemono Co., Ltd.                     82,019   1,249,080       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                        SHARES     VALUE++     OF NET ASSETS**
                                        ------- -------------- ---------------
  JAPAN -- (Continued)
      Tokyu Corp.                       129,318 $    2,170,761       0.1%
      Tokyu Fudosan Holdings Corp.      356,000      2,801,540       0.1%
      Topcon Corp.                       25,900        514,061       0.0%
      Toppan Printing Co., Ltd.         208,000      1,739,331       0.0%
      Toray Industries, Inc.            421,593      3,935,392       0.1%
  *   Toshiba Corp.                     717,000      1,921,620       0.1%
      Tosoh Corp.                       161,000      2,847,821       0.1%
      TOTO, Ltd.                         38,800      2,199,155       0.1%
      Toyo Seikan Group Holdings, Ltd.   60,100        945,562       0.0%
      Toyo Suisan Kaisha, Ltd.           26,200      1,031,582       0.0%
      Toyo Tire & Rubber Co., Ltd.       53,900        917,497       0.0%
      Toyoda Gosei Co., Ltd.             42,200      1,065,507       0.0%
      Toyota Boshoku Corp.               37,400        785,138       0.0%
      Toyota Industries Corp.            38,700      2,282,175       0.1%
      Toyota Motor Corp.                456,923     29,961,512       0.6%
      Toyota Motor Corp. Sponsored ADR   90,932     11,910,273       0.3%
      Toyota Tsusho Corp.                85,160      3,053,538       0.1%
      Trend Micro, Inc.                  37,700      2,254,041       0.1%
  #   Trend Micro, Inc. Sponsored ADR       777         46,686       0.0%
      TS Tech Co., Ltd.                  27,200      1,100,500       0.0%
      Tsumura & Co.                      13,200        478,820       0.0%
      Tsuruha Holdings, Inc.             10,500      1,507,170       0.0%
      TV Asahi Holdings Corp.             8,200        192,303       0.0%
      Ube Industries, Ltd.               71,555      2,179,864       0.1%
      Ulvac, Inc.                        18,700      1,000,341       0.0%
      Unicharm Corp.                    119,600      3,362,414       0.1%
      Universal Entertainment Corp.       3,900        185,260       0.0%
      USS Co., Ltd.                      62,300      1,308,321       0.0%
      Welcia Holdings Co., Ltd.          14,200        729,249       0.0%
      West Japan Railway Co.             39,500      2,791,909       0.1%
  #   Yahoo Japan Corp.                 386,500      1,588,391       0.0%
      Yakult Honsha Co., Ltd.            21,900      1,560,192       0.0%
  #   Yamada Denki Co., Ltd.            213,800      1,118,276       0.0%
      Yamaguchi Financial Group, Inc.    78,000        974,340       0.0%
      Yamaha Corp.                       34,200      1,650,248       0.0%
      Yamaha Motor Co., Ltd.            114,000      3,645,083       0.1%
      Yamato Holdings Co., Ltd.          69,600      1,789,437       0.0%
      Yamato Kogyo Co., Ltd.              3,200         94,332       0.0%
      Yamazaki Baking Co., Ltd.          68,000      1,489,018       0.0%
  #   Yaskawa Electric Corp.             75,100      3,048,873       0.1%
      Yokogawa Electric Corp.            56,300      1,239,709       0.0%
      Yokohama Rubber Co., Ltd. (The)    67,200      1,582,297       0.0%
      Zenkoku Hosho Co., Ltd.            14,400        594,252       0.0%
      Zensho Holdings Co., Ltd.          26,600        619,088       0.0%
      Zeon Corp.                         92,100      1,189,406       0.0%
                                                --------------      ----
  TOTAL JAPAN                                    1,169,373,548      23.5%
                                                --------------      ----
  NETHERLANDS -- (2.9%)
      ABN AMRO Group NV                 175,721      5,449,324       0.1%
      Aegon NV(5927375)                 651,897      4,777,613       0.1%
  #   Aegon NV(007924103)                25,991        188,696       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
NETHERLANDS -- (Continued)
    Akzo Nobel NV                                   92,251 $  8,354,093       0.2%
#*  Altice NV Class A                              146,882    1,405,811       0.0%
*   Altice NV Class B                               27,337      260,859       0.0%
*   ArcelorMittal(BD4H9V1)                         113,485    3,840,319       0.1%
*   ArcelorMittal(BYPBS67)                         103,214    3,498,299       0.1%
#   ASML Holding NV(B929F46)                        40,115    7,637,194       0.2%
#   ASML Holding NV(B908F01)                        67,911   12,797,828       0.3%
    Coca-Cola European Partners P.L.C.              61,751    2,437,375       0.0%
    Gemalto NV(B011JK4)                              2,377      143,179       0.0%
    Gemalto NV(B9MS8P5)                             23,550    1,418,241       0.0%
    GrandVision NV                                  19,740      485,322       0.0%
    Heineken NV                                     70,592    7,431,595       0.1%
    ING Groep NV                                   659,870   11,119,146       0.2%
    ING Groep NV Sponsored ADR                     232,973    3,911,617       0.1%
    Koninklijke Ahold Delhaize NV                  422,818   10,200,263       0.2%
    Koninklijke Ahold Delhaize NV Sponsored ADR     29,462      707,083       0.0%
    Koninklijke DSM NV                              50,742    5,244,326       0.1%
#   Koninklijke KPN NV                           1,398,648    4,352,919       0.1%
    Koninklijke Philips NV(5986622)                125,176    5,298,225       0.1%
    Koninklijke Philips NV(2614313)                101,120    4,269,286       0.1%
    NN Group NV                                    117,956    5,653,005       0.1%
    Randstad NV                                     50,851    3,272,938       0.1%
    RELX NV                                        217,352    4,624,625       0.1%
    RELX NV Sponsored ADR                           69,010    1,467,844       0.0%
#   Unilever NV(2416542)                           225,650   12,889,128       0.3%
#   Unilever NV(B12T3J1)                           268,265   15,379,248       0.3%
    Wolters Kluwer NV                              105,633    5,715,779       0.1%
                                                           ------------       ---
TOTAL NETHERLANDS                                           154,231,180       3.1%
                                                           ------------       ---
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                              223,504    1,899,468       0.1%
    Air New Zealand, Ltd.                          427,076      979,951       0.0%
    Auckland International Airport, Ltd.           268,762    1,202,625       0.0%
    Contact Energy, Ltd.                           247,361      933,500       0.0%
    EBOS Group, Ltd.                                35,688      445,862       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.         154,697    1,383,554       0.0%
    Fletcher Building, Ltd.                        347,131    1,537,452       0.1%
#   Fonterra Co-operative Group, Ltd.               22,004       88,597       0.0%
    Mercury NZ, Ltd.                               182,060      407,425       0.0%
    Meridian Energy, Ltd.                          335,931      693,931       0.0%
    Port of Tauranga, Ltd.                          37,081      127,272       0.0%
    Ryman Healthcare, Ltd.                         115,533      859,908       0.0%
    SKYCITY Entertainment Group, Ltd.              134,661      382,624       0.0%
    Spark New Zealand, Ltd.                        746,338    1,812,431       0.1%
    Vector, Ltd.                                    65,942      148,476       0.0%
    Z Energy, Ltd.                                 171,454      872,677       0.0%
                                                           ------------       ---
TOTAL NEW ZEALAND                                            13,775,753       0.3%
                                                           ------------       ---
NORWAY -- (0.8%)
    Aker ASA Class A                                10,364      647,744       0.0%
    Aker BP ASA                                     43,699    1,433,308       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
NORWAY -- (Continued)
    Austevoll Seafood ASA                       59,586 $   717,133       0.0%
    Bakkafrost P/F                              13,512     775,281       0.0%
    DNB ASA                                    216,520   4,049,214       0.1%
    Entra ASA                                   30,380     416,644       0.0%
    Gjensidige Forsikring ASA                   42,342     670,201       0.0%
#   Golar LNG, Ltd.                              6,906     222,028       0.0%
    Kongsberg Gruppen ASA                       15,825     387,423       0.0%
    Leroy Seafood Group ASA                    122,750     900,409       0.0%
    Marine Harvest ASA                         131,417   2,860,670       0.1%
    Norsk Hydro ASA                            346,923   2,166,865       0.1%
*   Norwegian Finans Holding ASA                47,229     573,897       0.0%
    Orkla ASA                                  186,677   1,727,731       0.1%
    Salmar ASA                                  16,472     767,617       0.0%
    Schibsted ASA Class A                       21,794     635,457       0.0%
    Schibsted ASA Class B                       22,179     596,711       0.0%
    SpareBank 1 SR-Bank ASA                     69,694     689,269       0.0%
    Statoil ASA                                309,101   7,904,547       0.2%
    Statoil ASA Sponsored ADR                   38,744     991,846       0.0%
    Storebrand ASA                             188,056   1,607,174       0.0%
#   Subsea 7 SA                                130,589   1,824,553       0.1%
#   Telenor ASA                                226,462   5,012,487       0.1%
    TGS NOPEC Geophysical Co. ASA               44,723   1,410,291       0.0%
    Tomra Systems ASA                           32,235     597,993       0.0%
    Yara International ASA                      38,444   1,621,513       0.0%
                                                       -----------       ---
TOTAL NORWAY                                            41,208,006       0.8%
                                                       -----------       ---
PORTUGAL -- (0.2%)
#   EDP - Energias de Portugal SA              565,257   2,097,082       0.1%
    EDP Renovaveis SA                           77,303     742,339       0.0%
    Galp Energia SGPS SA                       209,752   4,025,779       0.1%
#   Jeronimo Martins SGPS SA                    79,070   1,386,650       0.0%
                                                       -----------       ---
TOTAL PORTUGAL                                           8,251,850       0.2%
                                                       -----------       ---
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                           801,250   2,259,402       0.1%
    City Developments, Ltd.                    197,900   1,880,624       0.1%
    ComfortDelGro Corp., Ltd.                  726,700   1,226,516       0.0%
    Dairy Farm International Holdings, Ltd.     97,200     816,249       0.0%
    DBS Group Holdings, Ltd.                   348,489   8,040,369       0.2%
    Frasers Property, Ltd.                      50,400      76,965       0.0%
    Genting Singapore P.L.C.                 1,798,900   1,576,044       0.0%
    Golden Agri-Resources, Ltd.              2,747,000     712,260       0.0%
    Great Eastern Holdings, Ltd.                13,000     304,066       0.0%
    Hongkong Land Holdings, Ltd.               289,600   2,093,007       0.1%
    Hutchison Port Holdings Trust            1,640,600     546,978       0.0%
    Jardine Cycle & Carriage, Ltd.              30,810     792,705       0.0%
    Keppel Corp., Ltd.                         540,500   3,314,973       0.1%
#   Olam International, Ltd.                   179,500     307,102       0.0%
    Oversea-Chinese Banking Corp., Ltd.        900,856   9,304,565       0.2%
    SATS, Ltd.                                 217,736     904,778       0.0%
    SembCorp Industries, Ltd.                  778,220   1,792,568       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                      --------- ------------ ---------------
SINGAPORE -- (Continued)
#   SembCorp Marine, Ltd.                                45,000 $     71,948       0.0%
    Singapore Airlines, Ltd.                            430,300    3,510,976       0.1%
    Singapore Exchange, Ltd.                            259,200    1,503,106       0.0%
#   Singapore Press Holdings, Ltd.                      272,000      555,815       0.0%
    Singapore Technologies Engineering, Ltd.            511,600    1,338,772       0.0%
    Singapore Telecommunications, Ltd.(B02PY22)       1,955,450    5,172,348       0.1%
    Singapore Telecommunications, Ltd.(B02PY00)         407,200    1,082,850       0.0%
#   StarHub, Ltd.                                       134,400      229,275       0.0%
    United Industrial Corp., Ltd.                        92,395      227,005       0.0%
    United Overseas Bank, Ltd.                          356,865    8,080,926       0.2%
    UOL Group, Ltd.                                     190,887    1,260,737       0.0%
    Venture Corp., Ltd.                                  85,000    1,329,490       0.0%
    Wilmar International, Ltd.                          505,400    1,236,423       0.0%
                                                                ------------       ---
TOTAL SINGAPORE                                                   61,548,842       1.2%
                                                                ------------       ---
SPAIN -- (2.7%)
    Abertis Infraestructuras SA                         208,465    4,596,013       0.1%
    ACS Actividades de Construccion y Servicios SA       96,027    4,047,011       0.1%
    Aena SME SA                                          21,654    4,463,507       0.1%
    Amadeus IT Group SA                                 141,600   10,331,106       0.2%
    Banco Bilbao Vizcaya Argentaria SA                1,286,109   10,407,262       0.2%
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR    522,240    4,209,254       0.1%
    Banco de Sabadell SA                              2,055,750    4,022,872       0.1%
#   Banco Santander SA                                3,760,684   24,297,484       0.5%
#   Banco Santander SA Sponsored ADR                    454,595    2,963,962       0.1%
#   Bankia SA                                           431,119    1,891,581       0.0%
    Bankinter SA                                        175,610    1,835,324       0.0%
    CaixaBank SA                                        965,632    4,695,747       0.1%
    Enagas SA                                            51,670    1,501,838       0.0%
    Endesa SA                                           110,357    2,573,546       0.1%
    Ferrovial SA                                        167,107    3,569,266       0.1%
    Gas Natural SDG SA                                  123,252    3,106,891       0.1%
    Grifols SA                                           84,637    2,373,030       0.0%
    Iberdrola SA                                      1,540,189   11,899,402       0.2%
#   Industria de Diseno Textil SA                       290,662    9,009,992       0.2%
    Mapfre SA                                           612,838    2,125,923       0.0%
#   Red Electrica Corp. SA                              140,798    2,932,880       0.1%
    Repsol SA                                           549,696   10,489,732       0.2%
    Repsol SA Sponsored ADR                              57,277    1,095,715       0.0%
    Siemens Gamesa Renewable Energy SA                   59,797    1,023,997       0.0%
    Telefonica SA                                       971,134    9,896,321       0.2%
#   Telefonica SA Sponsored ADR                         387,745    3,935,612       0.1%
                                                                ------------       ---
TOTAL SPAIN                                                      143,295,268       2.9%
                                                                ------------       ---
SWEDEN -- (2.3%)
    AAK AB                                               12,169    1,073,904       0.0%
    Alfa Laval AB                                        88,890    2,199,018       0.1%
*   Arjo AB Class B                                      82,227      243,600       0.0%
#   Assa Abloy AB Class B                               216,888    4,545,304       0.1%
#   Atlas Copco AB Class A                              197,981    7,742,309       0.2%
    Atlas Copco AB Class B                              114,129    4,045,130       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
SWEDEN -- (Continued)
    Axfood AB                                  28,395 $  527,535       0.0%
    BillerudKorsnas AB                         87,569  1,286,704       0.0%
#   Boliden AB                                134,597  4,663,736       0.1%
    Castellum AB                               86,213  1,393,606       0.0%
    Electrolux AB Series B                     89,950  2,367,184       0.1%
#   Elekta AB Class B                          69,167    784,203       0.0%
#   Essity AB Class A                           8,605    217,869       0.0%
    Essity AB Class B                         182,501  4,629,166       0.1%
    Fabege AB                                  89,496  1,030,450       0.0%
*   Fastighets AB Balder Class B               31,582    813,616       0.0%
#   Getinge AB Class B                         82,227    766,112       0.0%
#   Hennes & Mauritz AB Class B               276,095  4,744,520       0.1%
#   Hexagon AB Class B                         63,819  3,684,838       0.1%
#   Hexpol AB                                 107,519  1,112,615       0.0%
    Holmen AB                                  43,618  1,075,499       0.0%
#   Hufvudstaden AB Class A                    37,593    551,710       0.0%
    Husqvarna AB Class A                       12,600    121,439       0.0%
    Husqvarna AB Class B                      195,638  1,881,622       0.0%
#   ICA Gruppen AB                             27,546    855,314       0.0%
#   Indutrade AB                               20,686    487,856       0.0%
#   Intrum Justitia AB                         22,243    590,258       0.0%
    Kindred Group P.L.C.                       48,233    622,040       0.0%
#   Lifco AB Class B                            4,300    156,152       0.0%
    Loomis AB Class B                          35,869  1,306,235       0.0%
*   Lundin Petroleum AB                        44,955  1,239,271       0.0%
    Millicom International Cellular SA         33,068  2,190,380       0.1%
    Modern Times Group MTG AB Class B           2,104     82,693       0.0%
    Nibe Industrier AB Class B                 84,615    862,139       0.0%
    Nordea Bank AB                            706,968  7,190,324       0.2%
    Pandox AB                                  15,396    259,125       0.0%
    Peab AB                                   105,307    932,321       0.0%
    Saab AB Class B                            17,649    722,374       0.0%
#   Sandvik AB                                331,771  5,656,836       0.1%
#   Securitas AB Class B                      106,966  1,728,388       0.0%
    Skandinaviska Enskilda Banken AB Class A  390,037  3,661,680       0.1%
    Skanska AB Class B                         94,348  1,837,484       0.0%
    SKF AB Class A                              5,065    103,636       0.0%
#   SKF AB Class B                            194,743  3,942,535       0.1%
    SSAB AB Class A                            81,249    459,384       0.0%
    SSAB AB Class B                           226,900  1,026,556       0.0%
    Svenska Cellulosa AB SCA Class A            8,605     96,710       0.0%
    Svenska Cellulosa AB SCA Class B          251,642  2,786,850       0.1%
    Svenska Handelsbanken AB Class A          357,067  3,982,103       0.1%
#   Svenska Handelsbanken AB Class B            3,612     43,011       0.0%
#   Sweco AB Class B                           14,412    293,531       0.0%
    Swedbank AB Class A                       236,327  5,133,795       0.1%
    Swedish Match AB                           42,500  1,906,559       0.0%
*   Swedish Orphan Biovitrum AB                30,247    649,767       0.0%
    Tele2 AB Class B                          164,187  2,128,178       0.1%
#   Telefonaktiebolaget LM Ericsson Class A    14,581    111,397       0.0%
    Telefonaktiebolaget LM Ericsson Class B   707,953  5,397,055       0.1%
    Telia Co. AB                              882,556  4,345,448       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES    VALUE++    OF NET ASSETS**
                                            ------- ------------ ---------------
SWEDEN -- (Continued)
#   Trelleborg AB Class B                    86,017 $  2,010,110       0.1%
    Volvo AB Class A                         70,864    1,214,545       0.0%
    Volvo AB Class B                        449,558    7,618,376       0.2%
#   Wallenstam AB Class B                    48,163      431,483       0.0%
                                                    ------------       ---
TOTAL SWEDEN                                         125,563,588       2.5%
                                                    ------------       ---
SWITZERLAND -- (6.0%)
    ABB, Ltd.                               403,436    9,406,336       0.2%
#   ABB, Ltd. Sponsored ADR                 141,955    3,303,293       0.1%
    Adecco Group AG                          80,645    5,340,730       0.1%
    ams AG                                    9,303      767,283       0.0%
    Baloise Holding AG                       19,268    3,054,072       0.1%
    Banque Cantonale Vaudoise                 1,046      833,614       0.0%
    Barry Callebaut AG                          756    1,357,231       0.0%
    Chocoladefabriken Lindt & Spruengli AG       27    2,047,867       0.0%
    Cie Financiere Richemont SA             128,009   12,168,364       0.2%
    Clariant AG                             120,793    2,788,543       0.1%
    Credit Suisse Group AG                  537,227    9,060,994       0.2%
    Credit Suisse Group AG Sponsored ADR     28,435      476,859       0.0%
#*  Dufry AG                                 17,788    2,515,896       0.1%
    EMS-Chemie Holding AG                     2,609    1,611,429       0.0%
    Flughafen Zurich AG                       8,729    1,822,880       0.0%
    Geberit AG                               11,765    5,020,502       0.1%
    Givaudan SA                               2,966    6,602,461       0.1%
    Julius Baer Group, Ltd.                 114,772    6,811,525       0.1%
#   Kuehne + Nagel International AG          17,073    2,658,195       0.1%
    LafargeHolcim, Ltd.                      80,878    4,492,893       0.1%
    LafargeHolcim, Ltd.                      29,333    1,636,569       0.0%
    Logitech International SA(B18ZRK2)       35,440    1,309,265       0.0%
    Logitech International SA(B1921K0)        6,933      256,660       0.0%
    Lonza Group AG                           20,271    4,952,851       0.1%
    Nestle SA                               825,815   63,975,951       1.3%
    Novartis AG                             437,543   33,679,563       0.7%
    Novartis AG Sponsored ADR               104,616    8,023,001       0.2%
    Partners Group Holding AG                 5,556    4,052,380       0.1%
    Roche Holding AG(7108918)                 7,984    1,818,186       0.0%
    Roche Holding AG(7110388)               205,182   45,588,846       0.9%
    Schindler Holding AG                      6,062    1,213,002       0.0%
    SGS SA                                    1,689    4,101,987       0.1%
    Sika AG                                     659    4,781,854       0.1%
    Sonova Holding AG                        22,140    3,648,532       0.1%
    Straumann Holding AG                      3,003    2,038,517       0.0%
    Swatch Group AG (The)(7184725)           12,388    5,948,438       0.1%
    Swatch Group AG (The)(7184736)           15,642    1,393,759       0.0%
    Swiss Life Holding AG                    13,638    4,770,828       0.1%
    Swiss Prime Site AG                      24,345    2,280,979       0.1%
    Swiss Re AG                              73,638    7,015,435       0.1%
#   Swisscom AG                              13,106    6,286,062       0.1%
    Temenos Group AG                         18,636    2,344,928       0.1%
    UBS Group AG(BRJL176)                   508,098    8,528,369       0.2%
#*  UBS Group AG(H42097107)                 344,819    5,792,959       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                   --------- ------------ ---------------
SWITZERLAND -- (Continued)
#   Vifor Pharma AG                                   18,416 $  2,906,252       0.1%
    Zurich Insurance Group AG                         43,238   13,811,749       0.3%
                                                             ------------       ---
TOTAL SWITZERLAND                                             324,297,889       6.5%
                                                             ------------       ---
UNITED KINGDOM -- (14.5%)
    3i Group P.L.C.                                  297,461    3,839,672       0.1%
    Admiral Group P.L.C.                              61,695    1,688,369       0.0%
#   Anglo American P.L.C.                            599,142   14,097,362       0.3%
    Antofagasta P.L.C.                               121,245    1,619,945       0.0%
    Ashtead Group P.L.C.                             198,740    5,519,553       0.1%
    Associated British Foods P.L.C.                   94,014    3,494,584       0.1%
    AstraZeneca P.L.C.                               141,555    9,909,176       0.2%
#   AstraZeneca P.L.C. Sponsored ADR                 461,956   16,413,297       0.3%
    Auto Trader Group P.L.C.                         127,669      620,359       0.0%
    Aviva P.L.C.                                   1,532,527   11,134,835       0.2%
    B&M European Value Retail SA                     233,993    1,303,958       0.0%
    Babcock International Group P.L.C.               202,339    2,042,343       0.0%
    BAE Systems P.L.C.                             1,017,754    8,539,176       0.2%
    Barclays P.L.C.                                  885,907    2,525,810       0.1%
#   Barclays P.L.C. Sponsored ADR                    831,629    9,596,999       0.2%
    Barratt Developments P.L.C.                      330,587    2,534,959       0.1%
    Bellway P.L.C.                                    51,998    2,369,357       0.0%
    Berkeley Group Holdings P.L.C.                    59,200    3,314,251       0.1%
    BHP Billiton P.L.C.                              228,274    4,867,351       0.1%
    BHP Billiton P.L.C. ADR                          188,914    7,998,619       0.2%
    BP P.L.C.                                      1,026,261    7,623,024       0.2%
    BP P.L.C. Sponsored ADR                          841,441   37,519,832       0.8%
    British American Tobacco P.L.C.                  330,890   18,148,482       0.4%
    British American Tobacco P.L.C. Sponsored ADR    148,233    8,096,486       0.2%
    BT Group P.L.C.                                2,107,623    7,234,076       0.1%
#   BT Group P.L.C. Sponsored ADR                     69,804    1,204,119       0.0%
    Bunzl P.L.C.                                     108,521    3,146,735       0.1%
    Burberry Group P.L.C.                            148,588    3,731,457       0.1%
    Capita P.L.C.                                    163,757      430,678       0.0%
    Carnival P.L.C.                                   22,654    1,472,404       0.0%
#   Carnival P.L.C. ADR                               11,652      753,302       0.0%
    Centrica P.L.C.                                1,935,189    4,084,753       0.1%
    Coca-Cola HBC AG                                  62,758    2,102,444       0.0%
    Compass Group P.L.C.                             483,762   10,378,028       0.2%
    ConvaTec Group P.L.C.                             12,988       38,665       0.0%
    Croda International P.L.C.                        41,699    2,550,829       0.1%
    DCC P.L.C.                                        35,490    3,406,495       0.1%
    Diageo P.L.C.                                    169,923    6,061,943       0.1%
    Diageo P.L.C. Sponsored ADR                      128,576   18,252,649       0.4%
    Direct Line Insurance Group P.L.C.               472,344    2,427,039       0.1%
    Dixons Carphone P.L.C.                           180,168      502,380       0.0%
    DS Smith P.L.C.                                  480,653    3,443,164       0.1%
    easyJet P.L.C.                                    52,217    1,138,305       0.0%
    Evraz P.L.C.                                     164,479    1,034,998       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                  ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Experian P.L.C.                                  293,833 $ 6,732,351       0.1%
    Ferguson P.L.C.                                   98,630   7,549,834       0.2%
    Fresnillo P.L.C.                                  83,623   1,467,751       0.0%
    G4S P.L.C.                                       566,490   2,012,582       0.0%
    GKN P.L.C.                                       829,848   5,269,245       0.1%
    GlaxoSmithKline P.L.C.                           570,253  11,437,654       0.2%
#   GlaxoSmithKline P.L.C. Sponsored ADR             428,638  17,192,670       0.3%
    Glencore P.L.C.                                2,981,961  14,364,087       0.3%
    Halma P.L.C.                                     145,095   2,434,548       0.1%
    Hargreaves Lansdown P.L.C.                        82,971   2,034,163       0.0%
    Hikma Pharmaceuticals P.L.C.                      19,966     352,049       0.0%
    Hiscox, Ltd.                                      57,464   1,175,055       0.0%
    HSBC Holdings P.L.C.                           1,761,358  17,536,040       0.4%
#   HSBC Holdings P.L.C. Sponsored ADR               582,677  29,285,346       0.6%
    Imperial Brands P.L.C.                           237,147   8,485,029       0.2%
#   Imperial Brands P.L.C. Sponsored ADR              38,600   1,403,882       0.0%
    Inchcape P.L.C.                                   61,737     616,775       0.0%
    Informa P.L.C.                                   206,625   2,097,820       0.0%
    Inmarsat P.L.C.                                   10,472      54,101       0.0%
    InterContinental Hotels Group P.L.C.              41,900   2,643,529       0.1%
#   InterContinental Hotels Group P.L.C. ADR           1,292      82,223       0.0%
    International Consolidated Airlines Group SA     244,832   2,116,380       0.0%
    Intertek Group P.L.C.                             51,911   3,490,664       0.1%
    Investec P.L.C.                                  191,608   1,515,767       0.0%
    ITV P.L.C.                                     1,062,665   2,210,738       0.0%
    J Sainsbury P.L.C.                               649,427   2,755,626       0.1%
    JD Sports Fashion P.L.C.                          25,768     138,228       0.0%
    John Wood Group P.L.C.                           165,695   1,291,585       0.0%
    Johnson Matthey P.L.C.                            76,682   3,465,576       0.1%
*   Just Eat P.L.C.                                   88,458     941,714       0.0%
*   KAZ Minerals P.L.C.                                9,527     120,373       0.0%
    Kingfisher P.L.C.                                833,602   3,476,479       0.1%
    Legal & General Group P.L.C.                   2,107,991   7,807,441       0.2%
*   Liberty Global P.L.C. Class A                      6,400     192,885       0.0%
*   Liberty Global P.L.C. Class C                     15,389     447,813       0.0%
    Lloyds Banking Group P.L.C.                   13,664,990  12,120,119       0.2%
    Lloyds Banking Group P.L.C. ADR                  788,046   2,813,324       0.1%
    London Stock Exchange Group P.L.C.               108,977   6,439,205       0.1%
    Marks & Spencer Group P.L.C.                     891,415   3,524,692       0.1%
    Mediclinic International P.L.C.                  117,309   1,079,453       0.0%
    Meggitt P.L.C.                                   408,846   2,648,648       0.1%
    Melrose Industries P.L.C.                        544,083   1,706,053       0.0%
    Merlin Entertainments P.L.C.                     300,118   1,518,211       0.0%
    Micro Focus International P.L.C.                 117,883   2,032,674       0.0%
    Mondi P.L.C.                                     129,128   3,594,544       0.1%
    National Grid P.L.C.                             332,224   3,843,812       0.1%
#   National Grid P.L.C. Sponsored ADR                89,833   5,226,457       0.1%
    Next P.L.C.                                       44,628   3,223,759       0.1%
    NMC Health P.L.C.                                 11,863     579,662       0.0%
    Old Mutual P.L.C.                              2,279,903   7,854,419       0.2%
    Pearson P.L.C.                                   121,772   1,396,071       0.0%
#   Pearson P.L.C. Sponsored ADR                     143,003   1,633,094       0.0%
    Persimmon P.L.C.                                 110,482   4,127,100       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Provident Financial P.L.C.                             92,725 $   847,341       0.0%
    Prudential P.L.C.                                     285,358   7,337,702       0.1%
    Prudential P.L.C. ADR                                 140,861   7,228,987       0.1%
    Randgold Resources, Ltd.                               21,494   1,742,810       0.0%
    Reckitt Benckiser Group P.L.C.                        177,989  13,962,877       0.3%
    RELX P.L.C.                                           193,002   4,125,030       0.1%
    RELX P.L.C. Sponsored ADR                             116,486   2,518,427       0.1%
    Rentokil Initial P.L.C.                               568,580   2,398,792       0.0%
    Rightmove P.L.C.                                       23,047   1,445,375       0.0%
    Rio Tinto P.L.C.                                      154,229   8,406,389       0.2%
#   Rio Tinto P.L.C. Sponsored ADR                        174,125   9,568,169       0.2%
    Rolls-Royce Holdings P.L.C.(BFZWWZ4)               46,862,910      64,516       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                  660,041   7,622,911       0.2%
*   Royal Bank of Scotland Group P.L.C.                   444,195   1,644,940       0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR     202,473   1,514,498       0.0%
    Royal Dutch Shell P.L.C. Class A(B03MLX2)             491,594  17,103,142       0.3%
#   Royal Dutch Shell P.L.C. Class A(B09CBL4)                 979      34,259       0.0%
    Royal Dutch Shell P.L.C. Class B                      110,166   3,932,780       0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A       352,746  24,656,964       0.5%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B       369,024  26,724,718       0.5%
    Royal Mail P.L.C.                                     335,291   2,673,931       0.1%
    RPC Group P.L.C.                                       40,280     437,073       0.0%
    RSA Insurance Group P.L.C.                            236,551   2,134,391       0.0%
    Sage Group P.L.C. (The)                               303,630   2,640,870       0.1%
    Schroders P.L.C.(0239581)                              16,332     528,447       0.0%
    Schroders P.L.C.(0240549)                              43,179   1,953,441       0.0%
    Severn Trent P.L.C.                                    82,026   2,184,169       0.0%
    Shire P.L.C.(B39JBM7)                                  15,456   2,464,150       0.1%
    Shire P.L.C.(B2QKY05)                                 138,322   7,365,627       0.1%
    Sky P.L.C.                                            344,104   6,528,869       0.1%
    Smith & Nephew P.L.C.                                 240,821   4,611,971       0.1%
#   Smith & Nephew P.L.C. Sponsored ADR                    31,838   1,237,524       0.0%
    Smiths Group P.L.C.                                   171,133   3,749,737       0.1%
    Spirax-Sarco Engineering P.L.C.                        23,129   1,833,430       0.0%
    SSE P.L.C.                                            408,414   7,751,120       0.2%
    St James's Place P.L.C.                               169,027   2,632,979       0.1%
    Standard Chartered P.L.C.                             790,585   8,304,325       0.2%
    Standard Life Aberdeen P.L.C.                         897,074   4,487,785       0.1%
    Taylor Wimpey P.L.C.                                1,189,728   3,133,190       0.1%
    Tesco P.L.C.                                        3,796,365  12,296,183       0.2%
    Travis Perkins P.L.C.                                  36,557     636,594       0.0%
    TUI AG                                                175,042   3,958,379       0.1%
    Unilever P.L.C.                                        89,128   4,999,370       0.1%
    Unilever P.L.C. Sponsored ADR                         274,641  15,371,657       0.3%
    United Utilities Group P.L.C.                         168,346   1,716,685       0.0%
#   United Utilities Group P.L.C. ADR                       5,177     106,475       0.0%
    Vodafone Group P.L.C.                               6,474,624  18,894,314       0.4%
#   Vodafone Group P.L.C. Sponsored ADR                   173,092   5,090,646       0.1%
    Weir Group P.L.C. (The)                                58,109   1,700,374       0.0%
    Whitbread P.L.C.                                       63,629   3,743,747       0.1%
    WM Morrison Supermarkets P.L.C.                       906,503   3,023,335       0.1%
    WPP P.L.C.                                            539,727   9,261,781       0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                               ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
#     WPP P.L.C. Sponsored ADR                      3,117 $      266,878        0.0%
                                                          --------------      -----
TOTAL UNITED KINGDOM                                         778,371,636       15.6%
                                                          --------------      -----
TOTAL COMMON STOCKS                                        4,875,135,615       97.8%
                                                          --------------      -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Bayerische Motoren Werke AG                  19,174      1,851,219        0.1%
      Fuchs Petrolub SE                            17,399        934,239        0.0%
      Henkel AG & Co. KGaA                         36,735      4,668,458        0.1%
      Porsche Automobil Holding SE                 58,814      4,997,371        0.1%
      Sartorius AG                                 10,346      1,589,154        0.0%
      Schaeffler AG                                57,922        896,437        0.0%
      Volkswagen AG                                68,051     14,034,485        0.3%
                                                          --------------      -----
TOTAL GERMANY                                                 28,971,363        0.6%
                                                          --------------      -----
TOTAL PREFERRED STOCKS                                        28,971,363        0.6%
                                                          --------------      -----
RIGHTS/WARRANTS -- (0.0%)
NEW ZEALAND -- (0.0%)
*     Fletcher Building, Ltd. Rights 05/18/18      63,577             --        0.0%
                                                          --------------      -----
TOTAL INVESTMENT SECURITIES                                4,904,106,978
                                                          --------------

                                                             VALUE+
                                                          --------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@  DFA Short Term Investment Fund           39,421,614    456,108,075        9.1%
                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,434,854,446)       $5,360,215,053      107.5%
                                                          ==============      =====

At April 30, 2018, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                       UNREALIZED
                        NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------             --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future      85     06/15/18  $ 8,606,123 $ 8,612,625  $     6,502
S&P 500(R) Emini Index     229     06/15/18   31,349,302  30,308,150   (1,041,152)
                                             ----------- -----------  -----------
TOTAL FUTURES CONTRACTS                      $39,955,425 $38,920,775  $(1,034,650)
                                             =========== ===========  ===========

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                               ------------  -------------- ------- --------------
Common Stocks
   Australia                   $  4,973,360  $  267,341,954   --    $  272,315,314
   Austria                               --      14,406,459   --        14,406,459
   Belgium                          928,442      51,408,510   --        52,336,952
   Canada                       417,916,391              --   --       417,916,391
   Denmark                        2,839,260      75,774,093   --        78,613,353
   Finland                          703,730      51,791,768   --        52,495,498
   France                        10,142,432     464,113,098   --       474,255,530
   Germany                       18,260,085     361,502,646   --       379,762,731
   Hong Kong                      1,065,385     149,908,013   --       150,973,398
   Ireland                        6,618,862      21,279,658   --        27,898,520
   Israel                         5,507,725      15,032,853   --        20,540,578
   Italy                          7,542,944     106,160,387   --       113,703,331
   Japan                         39,326,028   1,130,047,520   --     1,169,373,548
   Netherlands                   40,214,980     114,016,200   --       154,231,180
   New Zealand                           --      13,775,753   --        13,775,753
   Norway                         1,213,874      39,994,132   --        41,208,006
   Portugal                              --       8,251,850   --         8,251,850
   Singapore                             --      61,548,842   --        61,548,842
   Spain                         12,204,543     131,090,725   --       143,295,268
   Sweden                                --     125,563,588   --       125,563,588
   Switzerland                   17,852,772     306,445,117   --       324,297,889
   United Kingdom               254,862,090     523,509,546   --       778,371,636
Preferred Stocks
   Germany                               --      28,971,363   --        28,971,363
Securities Lending Collateral            --     456,108,075   --       456,108,075
Futures Contracts**              (1,034,650)             --   --        (1,034,650)
                               ------------  --------------   --    --------------
TOTAL                          $841,138,253  $4,518,042,150   --    $5,359,180,403
                               ============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (5.4%)
*   3P Learning, Ltd.                               138,613 $   153,502       0.0%
#   Accent Group, Ltd.                              235,667     221,442       0.0%
#   Adacel Technologies, Ltd.                        77,155     107,141       0.0%
#   Adairs, Ltd.                                    221,314     352,755       0.0%
#   Adelaide Brighton, Ltd.                       1,294,438   6,245,160       0.0%
    AGL Energy, Ltd.                                396,326   6,459,100       0.0%
#   Ainsworth Game Technology, Ltd.                 714,162   1,024,106       0.0%
#*  Alkane Resources, Ltd.                          257,455      54,023       0.0%
    ALS, Ltd.                                       561,925   3,279,373       0.0%
    Altium, Ltd.                                    341,905   5,192,281       0.0%
    Alumina, Ltd.                                 2,826,493   5,563,594       0.0%
#   AMA Group, Ltd.                                 569,877     414,260       0.0%
#   Amaysim Australia, Ltd.                         535,654     482,016       0.0%
    Amcor, Ltd.                                     574,332   5,918,473       0.0%
    Amcor, Ltd. Sponsored ADR                        29,714   1,227,782       0.0%
    AMP, Ltd.                                     7,816,988  23,663,325       0.1%
    Ansell, Ltd.                                    368,584   7,201,372       0.0%
    AP Eagers, Ltd.                                 134,088     886,800       0.0%
    APA Group                                     1,087,334   6,806,937       0.0%
    Appen, Ltd.                                     248,289   1,786,569       0.0%
#   ARB Corp., Ltd.                                 224,995   3,509,421       0.0%
#   Ardent Leisure Group                          1,446,066   2,047,451       0.0%
    Aristocrat Leisure, Ltd.                        615,636  12,350,011       0.1%
    Asaleo Care, Ltd.                             2,445,213   2,378,807       0.0%
    ASX, Ltd.                                        68,994   3,033,167       0.0%
*   Atlas Iron, Ltd.                              7,153,401     160,163       0.0%
#   AUB Group, Ltd.                                  81,241     859,022       0.0%
*   Aurelia Metals, Ltd.                            354,802     102,467       0.0%
    Aurizon Holdings, Ltd.                        4,504,723  15,159,480       0.1%
    Ausdrill, Ltd.                                1,624,608   3,398,044       0.0%
#   AusNet Services                               2,761,687   3,565,015       0.0%
    Austal, Ltd.                                  1,157,248   1,535,436       0.0%
#   Australia & New Zealand Banking Group, Ltd.   2,805,657  56,399,836       0.2%
#*  Australian Agricultural Co., Ltd.             1,732,816   1,429,528       0.0%
    Australian Finance Group, Ltd.                  149,751     154,714       0.0%
    Australian Pharmaceutical Industries, Ltd.    1,573,014   1,597,316       0.0%
#*  Australian Property Systems, Ltd.               894,138   3,661,530       0.0%
    Australian Vintage, Ltd.                        112,455      50,630       0.0%
    Auswide Bank, Ltd.                               24,392      98,318       0.0%
#   Automotive Holdings Group, Ltd.               1,095,423   2,773,821       0.0%
*   Avanco Resources, Ltd.                          356,810      42,887       0.0%
    Aveo Group                                    1,336,641   2,625,093       0.0%
    AVJennings, Ltd.                                241,908     129,252       0.0%
#   Baby Bunting Group, Ltd.                        201,729     205,992       0.0%
#   Bank of Queensland, Ltd.                      1,126,451   8,487,022       0.0%
#   Bapcor, Ltd.                                    550,300   2,427,914       0.0%
    Beach Energy, Ltd.                           11,632,707  13,719,628       0.1%
#*  Beadell Resources, Ltd.                       1,360,993      82,177       0.0%
#   Bega Cheese, Ltd.                               334,812   1,784,418       0.0%
#*  Bellamy's Australia, Ltd.                       281,587   3,814,556       0.0%
#   Bendigo & Adelaide Bank, Ltd.                 1,489,283  11,853,511       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                            ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#   BHP Billiton, Ltd.                       4,074,214 $95,048,347       0.3%
#   BHP Billiton, Ltd. Sponsored ADR           623,528  29,149,934       0.1%
#   Blackmores, Ltd.                            46,004   4,072,049       0.0%
#   Blue Sky Alternative Investments, Ltd.      32,768      76,025       0.0%
    BlueScope Steel, Ltd.                    3,246,436  39,896,895       0.2%
    Boral, Ltd.                              1,907,398   9,816,016       0.1%
    Brambles, Ltd.                             988,686   7,315,460       0.0%
    Breville Group, Ltd.                       326,561   2,787,168       0.0%
    Brickworks, Ltd.                           428,294   5,136,177       0.0%
    BSA, Ltd.                                   28,427       7,183       0.0%
    BT Investment Management, Ltd.             574,456   3,946,598       0.0%
#   BWX, Ltd.                                  138,152     524,150       0.0%
#   Cabcharge Australia, Ltd.                  449,376     621,933       0.0%
    Caltex Australia, Ltd.                     332,098   7,722,859       0.0%
    Capilano Honey, Ltd.                        17,996     204,190       0.0%
    Capitol Health, Ltd.                     1,097,518     225,952       0.0%
*   Cardno, Ltd.                               849,392     772,234       0.0%
*   Carnarvon Petroleum, Ltd.                  999,968     108,728       0.0%
*   Carnegie Clean Energy, Ltd.                202,958       4,551       0.0%
#   carsales.com, Ltd.                         814,135   8,738,395       0.0%
*   Cash Converters International, Ltd.      1,367,057     357,968       0.0%
#*  Catapult Group International, Ltd.          61,340      55,517       0.0%
    Cedar Woods Properties, Ltd.                89,984     414,010       0.0%
    Challenger, Ltd.                           327,693   2,649,385       0.0%
    CIMIC Group, Ltd.                          137,887   4,692,122       0.0%
#   Class, Ltd.                                220,917     381,940       0.0%
*   Clean Seas Seafood, Ltd.                   721,218      27,645       0.0%
    Cleanaway Waste Management, Ltd.        10,564,217  12,545,480       0.1%
*   Clinuvel Pharmaceuticals, Ltd.               4,753      42,167       0.0%
    Coca-Cola Amatil, Ltd.                     841,564   5,874,212       0.0%
    Cochlear, Ltd.                              64,556   9,394,808       0.1%
    Codan, Ltd.                                448,106     829,855       0.0%
#   Collection House, Ltd.                     541,937     579,076       0.0%
    Collins Foods, Ltd.                        649,028   2,611,668       0.0%
#   Commonwealth Bank of Australia           1,329,108  71,565,056       0.3%
    Computershare, Ltd.                        554,267   7,051,131       0.0%
#*  Cooper Energy, Ltd.                      6,184,259   1,600,466       0.0%
#   Corporate Travel Management, Ltd.          213,694   3,978,690       0.0%
    Costa Group Holdings, Ltd.                 926,842   5,051,986       0.0%
#   Credit Corp. Group, Ltd.                   177,961   2,394,684       0.0%
    Crown Resorts, Ltd.                        485,320   4,710,480       0.0%
#*  CSG, Ltd.                                  767,793     231,034       0.0%
    CSL, Ltd.                                  245,077  31,391,676       0.1%
    CSR, Ltd.                                2,759,069  11,641,578       0.1%
    Data#3, Ltd.                               366,323     465,864       0.0%
*   Decmil Group, Ltd.                         628,343     590,777       0.0%
*   Devine, Ltd.                                46,979      12,488       0.0%
    Dicker Data, Ltd.                           79,466     174,669       0.0%
    Domain Holdings Australia, Ltd.            838,073   1,943,058       0.0%
#   Domino's Pizza Enterprises, Ltd.           218,714   6,923,859       0.0%
    Donaco International, Ltd.                 184,451      35,198       0.0%
#*  Doray Minerals, Ltd.                       505,016     109,555       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    Downer EDI, Ltd.                              2,724,929 $14,024,600       0.1%
    DuluxGroup, Ltd.                              1,459,303   8,484,613       0.0%
    DWS, Ltd.                                       165,951     155,352       0.0%
    Eclipx Group, Ltd.                              856,712   2,086,813       0.0%
    Elders, Ltd.                                    353,204   2,095,724       0.0%
*   Ellex Medical Lasers, Ltd.                       34,797      16,510       0.0%
#*  Emeco Holdings, Ltd.                          1,263,353     263,078       0.0%
#*  Energy Resources of Australia, Ltd.             527,038     211,464       0.0%
#*  Energy World Corp., Ltd.                      1,308,664     197,261       0.0%
    EQT Holdings, Ltd.                               14,015     221,634       0.0%
    ERM Power, Ltd.                                 481,964     618,117       0.0%
    Estia Health, Ltd.                              203,152     541,415       0.0%
    Euroz, Ltd.                                      69,509      61,259       0.0%
    Event Hospitality and Entertainment, Ltd.       460,628   4,817,937       0.0%
    Evolution Mining, Ltd.                        6,532,842  15,616,392       0.1%
    Fairfax Media, Ltd.                          12,463,389   6,671,178       0.0%
#*  FAR, Ltd.                                     3,094,242     209,075       0.0%
    Finbar Group, Ltd.                                2,330       1,789       0.0%
#   Fleetwood Corp., Ltd.                           200,363     334,083       0.0%
#   FlexiGroup, Ltd.                              1,146,731   1,773,090       0.0%
#   Flight Centre Travel Group, Ltd.                192,237   8,053,125       0.0%
    Fortescue Metals Group, Ltd.                  6,261,733  21,245,205       0.1%
#   G8 Education, Ltd.                            2,051,261   3,484,731       0.0%
#*  Galaxy Resources, Ltd.                          502,513   1,139,588       0.0%
#*  Gascoyne Resources, Ltd.                        220,998      86,234       0.0%
    Gateway Lifestyle                               817,253   1,219,139       0.0%
#   GBST Holdings, Ltd.                              69,313     116,900       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.   1,148,308   1,999,692       0.0%
#*  Gold Road Resources, Ltd.                     1,423,538     848,107       0.0%
    GrainCorp, Ltd. Class A                         998,464   6,643,776       0.0%
#   Grange Resources, Ltd.                        1,363,062     178,400       0.0%
#   Greencross, Ltd.                                380,577   1,517,555       0.0%
*   Greenland Minerals & Energy, Ltd.               413,383      26,680       0.0%
#   GUD Holdings, Ltd.                              330,321   3,138,143       0.0%
    GWA Group, Ltd.                               1,221,619   3,527,001       0.0%
#   Hansen Technologies, Ltd.                       490,872   1,581,833       0.0%
#   Harvey Norman Holdings, Ltd.                  2,662,975   7,019,550       0.0%
    Healthscope, Ltd.                             3,913,953   7,130,963       0.0%
#*  Highfield Resources, Ltd.                        43,825      28,842       0.0%
#*  Hills, Ltd.                                     701,275     112,695       0.0%
*   Horizon Oil, Ltd.                             1,463,538     158,193       0.0%
#   HT&E, Ltd.                                    1,463,465   2,572,049       0.0%
    Huon Aquaculture Group, Ltd.                     23,003      80,429       0.0%
    IDP Education, Ltd.                             175,192   1,012,501       0.0%
    Iluka Resources, Ltd.                           312,934   2,747,207       0.0%
*   Imdex, Ltd.                                     873,145     814,211       0.0%
#   IMF Bentham, Ltd.                               569,281   1,065,371       0.0%
    Incitec Pivot, Ltd.                           5,062,465  14,406,350       0.1%
#   Independence Group NL                         2,504,739   9,635,844       0.1%
*   Infigen Energy                                2,934,184   1,520,561       0.0%
    Infomedia, Ltd.                               1,116,823     741,966       0.0%
#   Inghams Group, Ltd.                             106,103     299,373       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Insurance Australia Group, Ltd.               2,054,362 $12,161,654       0.1%
    Integral Diagnostics, Ltd.                       16,778      29,621       0.0%
    Integrated Research, Ltd.                       306,732     883,352       0.0%
#   InvoCare, Ltd.                                  417,580   4,081,052       0.0%
#   IOOF Holdings, Ltd.                             498,038   3,344,683       0.0%
#   IPH, Ltd.                                       861,204   2,361,725       0.0%
    IRESS, Ltd.                                     422,490   3,314,354       0.0%
#   iSelect, Ltd.                                   569,305     244,330       0.0%
#   iSentia Group, Ltd.                             445,752     267,603       0.0%
    IVE Group, Ltd.                                 177,256     296,620       0.0%
    James Hardie Industries P.L.C.                  388,289   6,856,962       0.0%
#   James Hardie Industries P.L.C. Sponsored ADR     39,415     701,981       0.0%
#   Japara Healthcare, Ltd.                         395,453     564,397       0.0%
#   JB Hi-Fi, Ltd.                                  430,836   8,306,327       0.0%
#*  Karoon Gas Australia, Ltd.                    1,054,081   1,000,585       0.0%
#*  Kingsgate Consolidated, Ltd.                  1,181,152     252,006       0.0%
*   Kingsrose Mining, Ltd.                           94,006       5,795       0.0%
#   Kogan.com, Ltd.                                 100,745     584,140       0.0%
    LendLease Group                                 862,632  11,569,072       0.1%
    LifeHealthcare Group, Ltd.                       13,668      37,212       0.0%
    Lifestyle Communities, Ltd.                       4,609      17,340       0.0%
    Link Administration Holdings, Ltd.              585,490   3,643,118       0.0%
#   Lovisa Holdings, Ltd.                           110,378     799,088       0.0%
*   Lucapa Diamond Co., Ltd.                        106,787      21,690       0.0%
*   Lynas Corp., Ltd.                               345,780     666,384       0.0%
    MACA, Ltd.                                    1,484,166   1,437,454       0.0%
*   Macmahon Holdings, Ltd.                       4,695,587     771,699       0.0%
#   Macquarie Atlas Roads Group                   1,751,371   8,468,169       0.0%
    Macquarie Group, Ltd.                           602,362  49,055,307       0.2%
#   Magellan Financial Group, Ltd.                  304,882   5,326,431       0.0%
    Mantra Group, Ltd.                              931,472   2,766,104       0.0%
    MaxiTRANS Industries, Ltd.                      251,721     129,060       0.0%
#*  Mayne Pharma Group, Ltd.                      2,781,038   1,417,743       0.0%
*   MC Mining, Ltd.                                  20,011       9,380       0.0%
    McMillan Shakespeare, Ltd.                      278,240   3,515,699       0.0%
    McPherson's, Ltd.                               200,942     188,711       0.0%
    Medibank Pvt, Ltd.                            3,874,769   8,515,798       0.0%
*   Medusa Mining, Ltd.                           1,228,341     514,995       0.0%
#   Melbourne IT, Ltd.                              267,487     742,706       0.0%
#*  Mermaid Marine Australia, Ltd.                4,675,274     826,085       0.0%
#*  Mesoblast, Ltd.                                 303,043     333,143       0.0%
*   Mesoblast, Ltd. Sponsored ADR                     1,592       8,820       0.0%
#   Metals X, Ltd.                                3,232,797   1,893,529       0.0%
#   Metcash, Ltd.                                 4,041,840  10,909,368       0.1%
#   Michael Hill International, Ltd.(BD8D249)        72,300      55,244       0.0%
    Michael Hill International, Ltd.(BD8D250)        23,523      18,018       0.0%
*   Millennium Minerals, Ltd.                       584,044      93,611       0.0%
*   Mincor Resources NL                             407,788     126,828       0.0%
*   Mineral Deposits, Ltd.                          180,987     200,669       0.0%
    Mineral Resources, Ltd.                         990,170  13,259,313       0.1%
#   MNF Group, Ltd.                                  69,797     272,927       0.0%
    Monadelphous Group, Ltd.                        321,269   3,885,670       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Monash IVF Group, Ltd.                   674,599 $   593,544       0.0%
    Money3 Corp., Ltd.                       164,203     218,512       0.0%
#   Mortgage Choice, Ltd.                    595,642     781,409       0.0%
    Motorcycle Holdings, Ltd.                 20,570      48,568       0.0%
    Mount Gibson Iron, Ltd.                2,789,556     870,221       0.0%
#   Myer Holdings, Ltd.                    3,757,138   1,084,960       0.0%
#   MYOB Group, Ltd.                         869,000   2,118,868       0.0%
    MyState, Ltd.                             42,156     147,450       0.0%
#   National Australia Bank, Ltd.          2,691,791  58,516,939       0.2%
#   Navigator Global Investments, Ltd.       366,260   1,053,136       0.0%
#   Navitas, Ltd.                            789,372   2,527,417       0.0%
*   Neometals, Ltd.                          215,865      54,193       0.0%
#*  NetComm Wireless, Ltd.                   102,491     105,771       0.0%
#   New Hope Corp., Ltd.                     695,779   1,131,896       0.0%
    Newcrest Mining, Ltd.                  1,312,139  20,797,330       0.1%
#*  NEXTDC, Ltd.                             234,086   1,202,210       0.0%
    nib holdings, Ltd.                     1,622,155   6,780,909       0.0%
#   Nick Scali, Ltd.                         141,201     737,056       0.0%
    Nine Entertainment Co. Holdings, Ltd.  2,414,285   4,275,289       0.0%
    Northern Star Resources, Ltd.          2,286,428  10,911,921       0.1%
*   NRW Holdings, Ltd.                     2,222,677   2,130,958       0.0%
#   Nufarm, Ltd.                           1,065,764   7,284,765       0.0%
#   OFX Group, Ltd.                          686,170     927,605       0.0%
    Oil Search, Ltd.                       1,734,113  10,201,901       0.1%
*   OM Holdings, Ltd.                        221,679     199,816       0.0%
*   Onevue Holdings, Ltd.                    213,686     114,171       0.0%
    oOh!media, Ltd.                          372,177   1,359,040       0.0%
    Orica, Ltd.                            1,106,242  16,482,023       0.1%
*   Origin Energy, Ltd.                    3,128,787  22,842,565       0.1%
    Orora, Ltd.                            6,498,397  16,298,198       0.1%
    OZ Minerals, Ltd.                      1,492,945  10,302,770       0.1%
#   Pacific Current Group, Ltd.               70,805     334,378       0.0%
    Pacific Smiles Group, Ltd.               104,617     128,616       0.0%
#   Pact Group Holdings, Ltd.                529,922   2,256,390       0.0%
*   Paladin Energy, Ltd.                     180,783      17,054       0.0%
*   Panoramic Resources, Ltd.              1,759,578     697,553       0.0%
    Paragon Care, Ltd.                       222,103     121,889       0.0%
    Peet, Ltd.                               551,160     585,853       0.0%
#   Perpetual, Ltd.                          158,563   4,783,622       0.0%
#*  Perseus Mining, Ltd.                   4,895,508   1,681,326       0.0%
    Pioneer Credit, Ltd.                     100,778     264,267       0.0%
#   Platinum Asset Management, Ltd.          861,923   3,656,154       0.0%
#*  PMP, Ltd.                              1,768,692     372,247       0.0%
#*  Praemium, Ltd.                           502,432     262,960       0.0%
#   Premier Investments, Ltd.                322,547   3,808,463       0.0%
#   Primary Health Care, Ltd.              2,113,656   6,025,885       0.0%
    Prime Media Group, Ltd.                1,619,969     352,611       0.0%
    Pro Medicus, Ltd.                         46,244     277,645       0.0%
    PWR Holdings, Ltd.                        60,511     107,133       0.0%
    Qantas Airways, Ltd.                   3,028,350  13,096,942       0.1%
    QBE Insurance Group, Ltd.              2,423,278  18,098,443       0.1%
    QMS Media, Ltd.                           35,809      28,273       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Qube Holdings, Ltd.                  3,712,971 $ 6,399,258       0.0%
#*  Quintis, Ltd.                        1,092,097     212,959       0.0%
#*  Ramelius Resources, Ltd.             2,048,299     790,566       0.0%
    Ramsay Health Care, Ltd.                82,984   4,034,322       0.0%
    RCR Tomlinson, Ltd.                    450,859   1,374,028       0.0%
#   REA Group, Ltd.                         58,809   3,560,398       0.0%
*   Reckon, Ltd.                           132,862     128,740       0.0%
    Reece, Ltd.                             77,954     622,149       0.0%
#   Regis Healthcare, Ltd.                 500,502   1,438,260       0.0%
    Regis Resources, Ltd.                1,776,488   6,268,954       0.0%
    Reject Shop, Ltd. (The)                123,198     682,693       0.0%
#   Reliance Worldwide Corp., Ltd.         660,052   2,342,330       0.0%
#   Resolute Mining, Ltd.                3,302,313   2,820,252       0.0%
#   Retail Food Group, Ltd.                617,395     427,156       0.0%
#   Ridley Corp., Ltd.                   1,110,373   1,064,527       0.0%
    Rio Tinto, Ltd.                        692,266  41,199,625       0.2%
    Ruralco Holdings, Ltd.                  47,774     112,953       0.0%
    RXP Services, Ltd.                      16,044       6,863       0.0%
    Salmat, Ltd.                            68,805      35,025       0.0%
    Sandfire Resources NL                1,204,810   7,130,499       0.0%
*   Santos, Ltd.                         3,335,641  15,363,333       0.1%
*   Saracen Mineral Holdings, Ltd.       3,330,019   4,681,089       0.0%
#   SeaLink Travel Group, Ltd.             106,564     315,224       0.0%
    Seek, Ltd.                             586,910   8,537,099       0.0%
    Select Harvests, Ltd.                  411,788   1,928,004       0.0%
#*  Senex Energy, Ltd.                   6,901,949   2,142,204       0.0%
    Servcorp, Ltd.                         125,170     449,722       0.0%
#   Service Stream, Ltd.                 1,477,778   1,754,498       0.0%
#   Seven Group Holdings, Ltd.             396,137   5,401,670       0.0%
    Seven West Media, Ltd.               6,686,681   2,780,909       0.0%
    SG Fleet Group, Ltd.                   109,973     292,334       0.0%
#   Shriro Holdings, Ltd.                   15,835      16,307       0.0%
#   Sigma Healthcare, Ltd.               3,549,723   2,062,656       0.0%
#*  Silex Systems, Ltd.                     96,084      21,326       0.0%
#   Silver Chef, Ltd.                       27,384      71,247       0.0%
#*  Silver Lake Resources, Ltd.          2,027,563     849,658       0.0%
    Sims Metal Management, Ltd.            854,437  10,326,465       0.1%
*   Sino Gas & Energy Holdings, Ltd.     2,645,645     336,881       0.0%
    Sirtex Medical, Ltd.                   196,607   4,111,818       0.0%
#   SmartGroup Corp., Ltd.                 224,020   1,825,131       0.0%
    Sonic Healthcare, Ltd.                 377,953   6,701,194       0.0%
    South32, Ltd.                        4,779,500  13,263,211       0.1%
    South32, Ltd. ADR                      476,677   6,621,044       0.0%
    Southern Cross Media Group, Ltd.     2,841,609   2,460,558       0.0%
#   Spark Infrastructure Group           4,725,762   8,332,503       0.0%
    SpeedCast International, Ltd.          404,283   1,795,631       0.0%
    SRG, Ltd.                               27,062      37,276       0.0%
    St Barbara, Ltd.                     1,898,684   6,057,338       0.0%
    Star Entertainment Grp, Ltd. (The)   2,557,577  10,121,045       0.1%
    Steadfast Group, Ltd.                1,232,097   2,536,971       0.0%
    Suncorp Group, Ltd.                  1,174,348  12,351,436       0.1%
#*  Sundance Energy Australia, Ltd.     26,177,367   1,217,064       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                            --------- -------------- ---------------
AUSTRALIA -- (Continued)
    Sunland Group, Ltd.                       359,305 $      475,150       0.0%
#   Super Retail Group, Ltd.                  811,324      4,386,479       0.0%
#   Superloop, Ltd.                            13,421         19,057       0.0%
    Sydney Airport                            652,263      3,492,271       0.0%
#*  Syrah Resources, Ltd.                     451,095      1,080,011       0.0%
    Tabcorp Holdings, Ltd.                  3,179,361     10,454,835       0.1%
#   Tassal Group, Ltd.                        855,982      2,493,686       0.0%
    Technology One, Ltd.                      936,579      3,478,896       0.0%
    Telstra Corp., Ltd.                     2,254,784      5,361,024       0.0%
    Telstra Corp., Ltd. ADR                    35,561        422,998       0.0%
    Thorn Group, Ltd.                         541,392        248,971       0.0%
*   Tiger Resources, Ltd.                   1,677,917         25,168       0.0%
    Tox Free Solutions, Ltd.                  659,600      1,706,822       0.0%
#   TPG Telecom, Ltd.                       1,247,827      5,234,105       0.0%
    Transurban Group                          909,099      7,921,613       0.0%
    Treasury Wine Estates, Ltd.               500,381      7,147,435       0.0%
#*  Troy Resources, Ltd.                    1,614,217        158,478       0.0%
    Villa World, Ltd.                         192,415        357,267       0.0%
#*  Village Roadshow, Ltd.                    339,875        552,012       0.0%
#*  Virgin Australia Holdings, Ltd.         4,023,433        663,875       0.0%
    Virtus Health, Ltd.                       423,321      1,795,365       0.0%
#   Vita Group, Ltd.                          629,284        511,829       0.0%
#   Vocus Group, Ltd.                       1,965,553      3,612,382       0.0%
*   Watpac, Ltd.                              439,742        262,074       0.0%
#   Webjet, Ltd.                              313,268      2,580,373       0.0%
    Wesfarmers, Ltd.                          759,543     24,988,636       0.1%
#   Western Areas, Ltd.                     1,147,360      2,954,528       0.0%
#*  Westgold Resources, Ltd.                  794,493        879,400       0.0%
#   Westpac Banking Corp.                   2,260,266     48,551,512       0.2%
#   Westpac Banking Corp. Sponsored ADR       258,942      5,551,716       0.0%
#   Whitehaven Coal, Ltd.                   2,891,693      9,971,303       0.1%
    Woodside Petroleum, Ltd.                1,507,413     36,529,876       0.1%
    Woolworths Group, Ltd.                    669,978     14,013,109       0.1%
    WorleyParsons, Ltd.                       952,113     11,605,091       0.1%
    WPP AUNZ, Ltd.                          1,127,696        777,838       0.0%
*   Xero, Ltd.                                 31,488        895,738       0.0%
                                                      --------------       ---
TOTAL AUSTRALIA                                        1,677,921,195       5.8%
                                                      --------------       ---
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                      9,922      1,160,467       0.0%
    ANDRITZ AG                                223,935     12,036,843       0.1%
    Atrium European Real Estate, Ltd.         439,809      2,133,711       0.0%
#   Austria Technologie & Systemtechnik AG    191,569      4,730,339       0.0%
    CA Immobilien Anlagen AG                  218,450      7,574,929       0.1%
#   DO & CO AG                                 21,374      1,328,613       0.0%
    Erste Group Bank AG                       517,466     25,304,921       0.1%
    EVN AG                                     93,585      1,916,034       0.0%
*   FACC AG                                    63,847      1,567,160       0.0%
    Flughafen Wien AG                          12,206        496,042       0.0%
#   IMMOFINANZ AG                           1,955,778      5,120,153       0.0%
    Kapsch TrafficCom AG                       17,075        760,094       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                          --------- ------------ ---------------
AUSTRIA -- (Continued)
#   Lenzing AG                                               27,584 $  3,209,862       0.0%
    Mayr Melnhof Karton AG                                   20,545    3,113,350       0.0%
    Oberbank AG                                               2,814      293,738       0.0%
    Oesterreichische Post AG                                 97,071    4,661,688       0.0%
    OMV AG                                                  361,928   22,416,021       0.1%
#   Palfinger AG                                             22,717      851,806       0.0%
    POLYTEC Holding AG                                       60,648    1,091,526       0.0%
#   Porr AG                                                  24,944      887,733       0.0%
*   Raiffeisen Bank International AG                        556,048   18,769,986       0.1%
#   Rosenbauer International AG                               3,533      214,794       0.0%
    S IMMO AG                                               164,232    3,248,726       0.0%
#*  Schoeller-Bleckmann Oilfield Equipment AG                13,942    1,723,598       0.0%
#   Semperit AG Holding                                      39,636      874,254       0.0%
    Strabag SE                                               60,968    2,508,867       0.0%
    Telekom Austria AG                                      420,769    4,012,337       0.0%
    Telekom Austria AG ADR                                    4,200       79,464       0.0%
    UBM Development AG                                          858       43,311       0.0%
    UNIQA Insurance Group AG                                598,923    7,171,729       0.0%
#   Verbund AG                                              159,231    4,931,251       0.0%
#   Vienna Insurance Group AG Wiener Versicherung Gruppe    162,686    5,288,166       0.0%
    Voestalpine AG                                          556,831   29,376,849       0.1%
    Wienerberger AG                                         299,889    7,556,572       0.1%
#   Zumtobel Group AG                                        72,302      655,221       0.0%
                                                                    ------------       ---
TOTAL AUSTRIA                                                        187,110,155       0.7%
                                                                    ------------       ---
BELGIUM -- (1.2%)
*   Ablynx NV                                                40,502    2,183,313       0.0%
    Ackermans & van Haaren NV                                84,626   15,270,393       0.1%
    Ageas                                                   874,091   46,757,319       0.2%
*   AGFA-Gevaert NV                                       1,033,920    3,686,125       0.0%
#   Anheuser-Busch InBev SA/NV                              351,469   34,912,662       0.1%
#   Anheuser-Busch InBev SA/NV Sponsored ADR                118,114   11,820,849       0.1%
#*  Argenx SE                                                 2,099      183,751       0.0%
*   Argenx SE ADR                                             6,193      542,631       0.0%
    Atenor                                                      660       37,276       0.0%
    Banque Nationale de Belgique                                 92      327,158       0.0%
    Barco NV                                                 41,047    5,302,483       0.0%
    Bekaert SA                                              166,444    6,991,415       0.0%
#*  Biocartis NV                                             20,846      320,169       0.0%
#   bpost SA                                                375,963    8,245,156       0.0%
#*  Celyad SA                                                10,104      345,606       0.0%
*   Celyad SA Sponsored ADR                                     600       20,670       0.0%
    Cie d'Entreprises CFE                                    45,941    5,782,700       0.0%
#   Cie Immobiliere de Belgique SA                            3,744      245,487       0.0%
    Colruyt SA                                              305,391   17,184,735       0.1%
    D'ieteren SA                                            110,738    4,713,249       0.0%
    Deceuninck NV                                           265,995      940,516       0.0%
    Econocom Group SA                                       458,105    2,949,419       0.0%
    Elia System Operator SA                                  72,938    4,608,044       0.0%
#*  Euronav NV                                              118,314      964,259       0.0%
#   Euronav NV                                              449,668    3,628,293       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                       SHARES    VALUE++    OF NET ASSETS**
                                       ------- ------------ ---------------
BELGIUM -- (Continued)
    EVS Broadcast Equipment SA          48,636 $  1,593,710       0.0%
#*  Exmar NV                           139,830      976,609       0.0%
*   Fagron                              33,616      578,802       0.0%
*   Galapagos NV                        32,529    2,914,718       0.0%
    Gimv NV                             18,533    1,110,499       0.0%
#   Ion Beam Applications               18,409      375,377       0.0%
    Jensen-Group NV                      4,099      220,294       0.0%
    KBC Group NV                       482,054   41,909,772       0.2%
#   Kinepolis Group NV                  56,612    3,955,632       0.0%
#   Lotus Bakeries                         364    1,033,026       0.0%
#*  MDxHealth                           25,853      116,338       0.0%
    Melexis NV                          63,570    6,049,240       0.0%
#*  Nyrstar NV                         397,487    2,742,979       0.0%
#   Ontex Group NV                     339,348    8,698,346       0.0%
    Orange Belgium SA                  177,010    3,674,163       0.0%
#   Picanol                              4,653      515,387       0.0%
#   Proximus SADP                      370,331   11,348,481       0.1%
    RealDolmen                           2,408      106,816       0.0%
    Recticel SA                        176,096    2,198,770       0.0%
    Resilux                              4,714      800,503       0.0%
    Roularta Media Group NV              6,496      172,956       0.0%
    Sioen Industries NV                 36,058    1,327,593       0.0%
    Sipef SA                            15,259    1,102,435       0.0%
#   Solvay SA                          278,631   38,749,291       0.2%
*   Telenet Group Holding NV            78,531    4,589,330       0.0%
    TER Beke SA                          1,160      236,871       0.0%
*   Tessenderlo Group SA               226,149    9,480,859       0.0%
#*  ThromboGenics NV                   139,163      803,712       0.0%
*   TiGenix NV                          29,230       62,212       0.0%
    UCB SA                             303,633   22,867,834       0.1%
#   Umicore SA                         593,430   33,005,711       0.1%
    Van de Velde NV                     22,322      922,118       0.0%
*   Viohalco SA                        172,079      738,471       0.0%
                                               ------------       ---
TOTAL BELGIUM                                   382,942,533       1.3%
                                               ------------       ---
CANADA -- (7.6%)
*   5N Plus, Inc.                      215,292      503,038       0.0%
#   Absolute Software Corp.            129,363      702,255       0.0%
#   Acadian Timber Corp.                39,826      610,751       0.0%
*   Advantage Oil & Gas, Ltd.          937,444    2,986,211       0.0%
    Aecon Group, Inc.                  291,623    4,099,689       0.0%
#*  Africa Oil Corp.                   287,095      266,087       0.0%
#   Ag Growth International, Inc.       50,264    2,038,042       0.0%
    AGF Management, Ltd. Class B       358,963    1,971,018       0.0%
    Agnico Eagle Mines, Ltd.(2009834)   75,078    3,160,033       0.0%
#   Agnico Eagle Mines, Ltd.(2009823)  115,468    4,859,021       0.0%
#   AGT Food & Ingredients, Inc.        92,518    1,181,740       0.0%
#   Aimia, Inc.                        498,692      858,374       0.0%
*   Air Canada                         194,180    3,817,207       0.0%
#   AirBoss of America Corp.            66,900      739,368       0.0%
    AKITA Drilling, Ltd. Class A        13,200       75,050       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                        --------- ----------- ---------------
CANADA -- (Continued)
*   Alacer Gold Corp.                                   1,440,398 $ 2,389,538       0.0%
    Alamos Gold, Inc. Class A(BYNBW45)                    371,373   2,005,414       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                  1,478,388   7,990,977       0.0%
#   Alaris Royalty Corp.                                  315,484   4,184,503       0.0%
*   Alexco Resource Corp.                                  12,200      17,959       0.0%
    Algoma Central Corp.                                   13,160     155,692       0.0%
    Algonquin Power & Utilities Corp.                     680,601   6,626,047       0.0%
    Alimentation Couche-Tard, Inc. Class B                225,059   9,730,149       0.1%
#*  Alio Gold, Inc.                                       186,607     364,799       0.0%
#   AltaGas, Ltd.                                         319,823   6,165,053       0.0%
    Altius Minerals Corp.                                 154,226   1,721,296       0.0%
    Altus Group, Ltd.                                     157,516   3,962,590       0.0%
#*  Americas Silver Corp.                                  46,477     178,098       0.0%
*   Amerigo Resources, Ltd.                               251,100     199,480       0.0%
    Andrew Peller, Ltd. Class A                            66,369     933,027       0.0%
#   ARC Resources, Ltd.                                   898,917  10,025,695       0.1%
*   Argonaut Gold, Inc.                                 1,123,742   2,161,800       0.0%
*   Aritzia, Inc.                                          65,456     623,488       0.0%
#*  Asanko Gold, Inc.                                     485,113     540,295       0.0%
    Atco, Ltd. Class I                                    132,272   4,002,311       0.0%
#*  Athabasca Oil Corp.                                 2,742,456   3,246,648       0.0%
*   ATS Automation Tooling Systems, Inc.                  229,067   3,134,629       0.0%
#*  Aurora Cannabis, Inc.                                 127,700     804,621       0.0%
    AutoCanada, Inc.                                      150,194   2,552,462       0.0%
*   B2Gold Corp.                                        3,809,125  10,947,212       0.1%
#   Badger Daylighting, Ltd.                              141,934   2,733,773       0.0%
#*  Ballard Power Systems, Inc.                            94,005     308,237       0.0%
#   Bank of Montreal(2073174)                             835,416  63,433,137       0.2%
#   Bank of Montreal(2076009)                             285,012  21,645,329       0.1%
#   Bank of Nova Scotia (The)(2957665)                    964,105  59,253,893       0.2%
    Bank of Nova Scotia (The)(2076281)                    262,275  16,121,142       0.1%
    Barrick Gold Corp.(2024677)                           406,619   5,477,158       0.0%
    Barrick Gold Corp.(2024644)                           214,218   2,883,046       0.0%
*   Baytex Energy Corp.(B51ZNJ8)                          112,294     501,954       0.0%
*   Baytex Energy Corp.(B4VGVM3)                        1,518,371   6,799,823       0.0%
#   BCE, Inc.(B188TJ4)                                     18,939     803,961       0.0%
    BCE, Inc.(B188TH2)                                     98,063   4,161,730       0.0%
#*  Bellatrix Exploration, Ltd.                           234,033     348,147       0.0%
#   Birchcliff Energy, Ltd.                             1,002,718   3,631,480       0.0%
#   Bird Construction, Inc.                               105,103     710,537       0.0%
#   Black Diamond Group, Ltd.                             228,553     436,119       0.0%
#*  BlackBerry, Ltd.                                      161,026   1,685,942       0.0%
*   BlackPearl Resources, Inc.                          1,332,418   1,442,471       0.0%
    BMTC Group, Inc.                                        2,200      26,422       0.0%
*   BNK Petroleum, Inc.                                   116,500      52,627       0.0%
*   Bombardier, Inc. Class A                              288,590     892,326       0.0%
*   Bombardier, Inc. Class B                            2,651,100   8,197,256       0.0%
#   Bonavista Energy Corp.                              1,124,338   1,383,585       0.0%
#   Bonterra Energy Corp.                                 167,954   2,066,804       0.0%
#   Boralex, Inc. Class A                                 371,076   6,632,808       0.0%
    Brookfield Asset Management, Inc. Class A(2092599)    176,197   6,983,656       0.0%
#   Brookfield Asset Management, Inc. Class A(2092555)     25,798   1,022,633       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                     SHARES     VALUE++   OF NET ASSETS**
                                                    --------- ----------- ---------------
CANADA -- (Continued)
    Brookfield Real Estate Services, Inc.              23,300 $   320,115       0.0%
    BRP, Inc.                                         111,940   4,528,341       0.0%
#*  BSM Technologies, Inc.                             95,400      95,850       0.0%
    CAE, Inc.(2125097)                                240,954   4,566,078       0.0%
    CAE, Inc.(2162760)                                236,115   4,463,189       0.0%
    Caledonia Mining Corp. P.L.C.                       1,760      16,765       0.0%
#*  Calfrac Well Services, Ltd.                       535,563   2,794,713       0.0%
    Calian Group, Ltd.                                  9,544     225,229       0.0%
#   Callidus Capital Corp.                             58,949     317,253       0.0%
    Cameco Corp.(2158684)                             505,755   5,325,600       0.0%
    Cameco Corp.(2166160)                             674,055   7,097,803       0.0%
    Canaccord Genuity Group, Inc.                     587,419   2,777,080       0.0%
#*  Canacol Energy, Ltd.                              786,708   2,628,590       0.0%
#   Canadian Imperial Bank of Commerce(2418872)       444,500  38,693,725       0.2%
    Canadian Imperial Bank of Commerce(2170525)        95,310   8,301,349       0.0%
    Canadian National Railway Co.(2210959)            127,090   9,821,515       0.1%
    Canadian National Railway Co.(2180632)            105,500   8,148,631       0.0%
#   Canadian Natural Resources, Ltd.                1,280,360  46,195,389       0.2%
    Canadian Pacific Railway, Ltd.(2793104)             1,271     231,881       0.0%
    Canadian Pacific Railway, Ltd.(2793115)            50,372   9,191,286       0.1%
#   Canadian Tire Corp., Ltd. Class A                 110,915  15,115,781       0.1%
    Canadian Utilities, Ltd. Class A                   74,959   1,909,077       0.0%
#   Canadian Western Bank                             638,308  16,937,695       0.1%
*   Canfor Corp.                                      438,330  10,067,644       0.1%
    Canfor Pulp Products, Inc.                        208,670   2,933,520       0.0%
#*  Canopy Growth Corp.                                50,900   1,193,659       0.0%
#   CanWel Building Materials Group, Ltd.             277,850   1,449,897       0.0%
    Capital Power Corp.                               315,169   5,984,517       0.0%
*   Capstone Mining Corp.                           2,554,314   2,228,149       0.0%
    Cara Operations, Ltd.                              71,667   1,491,446       0.0%
#   Cardinal Energy, Ltd.                             498,346   2,010,538       0.0%
#   Cargojet, Inc.                                      7,533     377,838       0.0%
    Cascades, Inc.                                    402,943   3,844,427       0.0%
*   Cathedral Energy Services, Ltd.                    57,288      70,051       0.0%
    CCL Industries, Inc. Class B                      206,500  10,016,605       0.1%
*   Celestica, Inc.(2262659)                          390,560   4,491,440       0.0%
*   Celestica, Inc.(2263362)                          180,887   2,082,254       0.0%
#   Cenovus Energy, Inc.(B5BQMT4)                     901,966   9,046,719       0.1%
    Cenovus Energy, Inc.(B57FG04)                     905,634   9,070,800       0.1%
*   Centerra Gold, Inc.                             1,243,762   7,594,606       0.0%
#   Cervus Equipment Corp.                             34,671     356,715       0.0%
#   CES Energy Solutions Corp.                        320,660   1,570,896       0.0%
*   CGI Group, Inc. Class A(2159740)                  127,986   7,416,300       0.0%
*   CGI Group, Inc. Class A(2411967)                   60,019   3,475,100       0.0%
#   Chesswood Group, Ltd.                              36,923     307,416       0.0%
#*  China Gold International Resources Corp., Ltd.  1,131,329   2,299,754       0.0%
#*  Chinook Energy, Inc.                              102,170      16,313       0.0%
#   CI Financial Corp.                                394,140   8,294,453       0.0%
#   Cineplex, Inc.                                    242,375   5,665,076       0.0%
    Clairvest Group, Inc.                                 516      17,844       0.0%
#   Clearwater Seafoods, Inc.                          77,533     319,444       0.0%
    Cogeco Communications, Inc.                       136,863   7,292,183       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
CANADA -- (Continued)
    Cogeco, Inc.                                     57,415 $ 2,942,410       0.0%
#*  Colabor Group, Inc.                              14,200       6,746       0.0%
    Colliers International Group, Inc.(BYL7WD4)      69,017   4,696,607       0.0%
    Colliers International Group, Inc.(BYL7SB4)      14,396     977,822       0.0%
#   Computer Modelling Group, Ltd.                  300,927   2,212,509       0.0%
#   Cona Resources, Ltd.                            158,686     313,924       0.0%
    Constellation Software, Inc.                     20,424  14,596,889       0.1%
#*  Continental Gold, Inc.                          700,447   1,893,026       0.0%
#*  Copper Mountain Mining Corp.                    971,731     900,627       0.0%
    Corby Spirit and Wine, Ltd.                      35,785     554,355       0.0%
*   Corridor Resources, Inc.                         12,500       6,718       0.0%
#   Corus Entertainment, Inc. Class B               449,642   2,241,294       0.0%
#   Cott Corp.(2228941)                             711,593  10,175,780       0.1%
    Cott Corp.(2228952)                             183,186   2,619,491       0.0%
    Crescent Point Energy Corp.(B67C970)            501,959   4,402,179       0.0%
#   Crescent Point Energy Corp.(B67C8W8)          1,521,194  13,328,736       0.1%
*   Crew Energy, Inc.                               894,133   1,817,584       0.0%
#*  CRH Medical Corp.                               238,755     661,994       0.0%
#*  Dalradian Resources, Inc.                       147,400     117,098       0.0%
#*  Delphi Energy Corp.                           1,033,403     788,765       0.0%
#*  Denison Mines Corp.                           3,018,444   1,387,034       0.0%
*   Descartes Systems Group, Inc. (The)(2141941)     49,829   1,472,807       0.0%
#*  Descartes Systems Group, Inc. (The)(2528834)      8,468     250,229       0.0%
*   Detour Gold Corp.                               787,497   5,691,789       0.0%
#   DHX Media, Ltd.(BRF12N3)                        263,438     718,122       0.0%
#   DHX Media, Ltd.(BRF12P5)                         49,400     132,739       0.0%
#*  DIRTT Environmental Solutions                   102,832     450,909       0.0%
    Dollarama, Inc.                                  84,324   9,706,832       0.1%
    Dorel Industries, Inc. Class B                  155,864   3,368,687       0.0%
*   DREAM Unlimited Corp. Class A                     8,440      62,908       0.0%
*   Dundee Precious Metals, Inc.                    775,167   1,968,180       0.0%
    E-L Financial Corp., Ltd.                           138      86,517       0.0%
#*  Eastmain Resources, Inc.                        103,500      21,362       0.0%
#*  Echelon Financial Holdings, Inc.                  3,300      30,714       0.0%
    ECN Capital Corp.                             1,031,047   2,730,293       0.0%
*   eCobalt Solutions, Inc.                          23,800      27,063       0.0%
#*  Eldorado Gold Corp.(2304625)                    214,595     203,865       0.0%
#*  Eldorado Gold Corp.(2307873)                  2,435,284   2,313,989       0.0%
    Element Fleet Management Corp.                1,050,036   3,966,412       0.0%
#   Emera, Inc.                                      40,782   1,270,199       0.0%
    Empire Co., Ltd. Class A                        693,127  13,404,216       0.1%
#   Enbridge Income Fund Holdings, Inc.             452,081   9,668,713       0.1%
#   Enbridge, Inc.(2478906)                         317,802   9,619,867       0.1%
    Enbridge, Inc.(2466149)                          43,255   1,310,165       0.0%
    Encana Corp.(2793182)                           926,267  11,559,812       0.1%
    Encana Corp.(2793193)                         1,219,644  15,189,149       0.1%
#*  Endeavour Mining Corp.                          258,073   4,403,896       0.0%
#*  Endeavour Silver Corp.                          192,213     577,859       0.0%
#   Enercare, Inc.                                  416,599   5,632,742       0.0%
    Enerflex, Ltd.                                  396,577   4,846,211       0.0%
#*  Energy Fuels, Inc.                              220,413     391,403       0.0%
#   Enerplus Corp.(B521G07)                       1,245,435  14,459,500       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                            --------- ----------- ---------------
CANADA -- (Continued)
    Enerplus Corp.(B584T89)                   509,695 $ 5,914,915       0.0%
    Enghouse Systems, Ltd.                     71,946   3,730,803       0.0%
    Ensign Energy Services, Inc.              770,840   3,692,251       0.0%
#*  Epsilon Energy, Ltd.                      161,519     317,012       0.0%
#   Equitable Group, Inc.                      69,336   3,127,802       0.0%
#*  Essential Energy Services Trust           840,850     406,034       0.0%
    Evertz Technologies, Ltd.                  98,026   1,354,399       0.0%
#   Exchange Income Corp.                     102,091   2,411,636       0.0%
    Exco Technologies, Ltd.                   170,652   1,295,889       0.0%
#*  EXFO, Inc.                                    198         733       0.0%
#   Extendicare, Inc.                         340,497   2,209,074       0.0%
    Fairfax Financial Holdings, Ltd.           47,632  26,370,384       0.1%
    Fiera Capital Corp.                       117,404   1,035,097       0.0%
    Finning International, Inc.               520,563  13,132,159       0.1%
#   Firm Capital Mortgage Investment Corp.    127,818   1,293,162       0.0%
    First Capital Realty, Inc.                240,164   3,754,112       0.0%
#*  First Majestic Silver Corp.(B01DH95)      127,578     826,705       0.0%
#*  First Majestic Silver Corp.(2833583)       82,258     534,313       0.0%
#   First National Financial Corp.             61,935   1,280,715       0.0%
    First Quantum Minerals, Ltd.            1,304,891  18,801,733       0.1%
    FirstService Corp.(BY9C8H7)                84,949   5,946,430       0.0%
    FirstService Corp.(BYL7ZF7)                13,106     918,681       0.0%
#*  Fission Uranium Corp.                   1,019,387     516,065       0.0%
    Fortis, Inc.(B3BH7R6)                      55,504   1,858,829       0.0%
    Fortis, Inc.(2347200)                     176,268   5,917,015       0.0%
*   Fortress Global Enterprises, Inc.          14,264      33,328       0.0%
*   Fortuna Silver Mines, Inc.                986,279   5,599,886       0.0%
    Franco-Nevada Corp.                        36,170   2,566,623       0.0%
#   Freehold Royalties, Ltd.                  276,593   2,802,660       0.0%
#*  Frontera Energy Corp.                       7,200     223,074       0.0%
#   Gamehost, Inc.                             57,985     482,776       0.0%
*   GDI Integrated Facility Services, Inc.        800      10,293       0.0%
*   Gear Energy, Ltd.                         381,436     279,255       0.0%
#   Genworth MI Canada, Inc.                  244,848   7,914,009       0.0%
    George Weston, Ltd.                       131,567  10,778,872       0.1%
#   Gibson Energy, Inc.                       182,556   2,355,974       0.0%
    Gildan Activewear, Inc.(2254645)          163,400   4,759,656       0.0%
#   Gildan Activewear, Inc.(2257763)           85,280   2,484,206       0.0%
*   Glacier Media, Inc.                        28,375      18,122       0.0%
#   Gluskin Sheff + Associates, Inc.          140,999   1,705,452       0.0%
#   GMP Capital, Inc.                         280,735     701,865       0.0%
    goeasy, Ltd.                               74,023   2,161,971       0.0%
    Goldcorp, Inc.(2676636)                 1,102,267  14,649,128       0.1%
    Goldcorp, Inc.(2676302)                   284,730   3,778,807       0.0%
#*  Golden Star Resources, Ltd.               999,134     723,700       0.0%
#*  Gran Tierra Energy, Inc.(38500T101)        49,235     162,968       0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)       1,937,283   6,382,419       0.0%
#   Granite Oil Corp.                         161,425     357,060       0.0%
*   Great Canadian Gaming Corp.               202,016   5,764,918       0.0%
#*  Great Panther Silver, Ltd.                 98,337     120,245       0.0%
    Great-West Lifeco, Inc.                   114,800   3,060,558       0.0%
    Guardian Capital Group, Ltd. Class A          817      15,424       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                              --------- ----------- ---------------
CANADA -- (Continued)
*   Guyana Goldfields, Inc.                                     623,816 $ 2,419,567       0.0%
*   Heroux-Devtek, Inc.                                         151,070   1,728,430       0.0%
    High Arctic Energy Services, Inc.                            90,500     281,238       0.0%
    High Liner Foods, Inc.                                      103,090     883,204       0.0%
#*  Home Capital Group, Inc.                                    267,120   2,993,775       0.0%
#   Horizon North Logistics, Inc.                               656,415   1,211,654       0.0%
    HudBay Minerals, Inc.(B05BQ98)                              225,751   1,568,969       0.0%
    HudBay Minerals, Inc.(B05BDX1)                            1,366,083   9,543,802       0.1%
#   Hudson's Bay Co.                                            455,211   3,219,219       0.0%
    Husky Energy, Inc.                                          669,258   9,361,637       0.1%
    Hydro One, Ltd.                                             175,744   2,790,934       0.0%
*   IAMGOLD Corp.(2149525)                                      208,317   1,137,411       0.0%
*   IAMGOLD Corp.(2446646)                                    2,710,802  14,821,317       0.1%
*   IBI Group, Inc.                                              47,000     265,392       0.0%
    IGM Financial, Inc.                                         107,180   3,289,820       0.0%
#*  Imperial Metals Corp.                                       141,142     219,856       0.0%
#   Imperial Oil, Ltd.(2454241)                                   4,800     149,277       0.0%
    Imperial Oil, Ltd.(2454252)                                 264,776   8,242,477       0.0%
*   Indigo Books & Music, Inc.                                    5,523      83,235       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.    357,563  15,018,788       0.1%
    Information Services Corp.                                    8,700     112,888       0.0%
    Innergex Renewable Energy, Inc.                             387,794   4,089,518       0.0%
    Intact Financial Corp.                                       45,512   3,470,248       0.0%
#   Inter Pipeline, Ltd.                                        470,156   8,477,052       0.0%
*   Interfor Corp.                                              465,646   8,707,629       0.0%
*   Intertain Group, Ltd. (The)                                   6,366      77,397       0.0%
    Intertape Polymer Group, Inc.                               225,034   3,496,576       0.0%
    Invesque, Inc.                                               54,783     478,256       0.0%
#*  Iron Bridge Resources, Inc.                                 982,825     375,080       0.0%
*   Ivanhoe Mines, Ltd. Class A                                 815,792   1,683,748       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                    187,128   3,583,845       0.0%
    Just Energy Group, Inc.(B693818)                              6,432      26,821       0.0%
    Just Energy Group, Inc.(B63MCN1)                            369,329   1,544,684       0.0%
    K-Bro Linen, Inc.                                            13,407     370,795       0.0%
#*  Kelt Exploration, Ltd.                                      914,003   5,780,369       0.0%
    Keyera Corp.                                                274,804   7,399,022       0.0%
*   Kinaxis, Inc.                                                54,165   3,501,035       0.0%
*   Kingsway Financial Services, Inc.                            14,675      57,376       0.0%
*   Kinross Gold Corp.(496902404)                                52,598     204,080       0.0%
*   Kinross Gold Corp.(B03Z841)                               6,778,711  26,239,490       0.1%
    Kirkland Lake Gold, Ltd.                                    981,289  17,119,727       0.1%
#*  Klondex Mines, Ltd.                                         656,923   1,606,556       0.0%
*   Knight Therapeutics, Inc.                                   510,445   3,124,808       0.0%
    KP Tissue, Inc.                                              16,300     136,727       0.0%
#   Labrador Iron Ore Royalty Corp.                             254,897   4,337,785       0.0%
*   Largo Resources, Ltd.                                       226,500     314,008       0.0%
    Lassonde Industries, Inc. Class A                               600     130,047       0.0%
#   Laurentian Bank of Canada                                   312,571  12,004,265       0.1%
#*  Leagold Mining Corp.                                        136,900     291,084       0.0%
    Leon's Furniture, Ltd.                                       64,494     852,921       0.0%
*   Liberty Gold Corp.                                           19,500       6,303       0.0%
#   Linamar Corp.                                               288,386  16,160,577       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                        --------- ----------- ---------------
CANADA -- (Continued)
    Liquor Stores N.A., Ltd.                              177,160 $ 1,423,958       0.0%
    Loblaw Cos., Ltd.                                     306,760  15,601,390       0.1%
    Lucara Diamond Corp.                                1,426,355   2,255,151       0.0%
#*  Lundin Gold, Inc.                                      80,200     307,945       0.0%
    Lundin Mining Corp.                                 3,802,387  25,172,545       0.1%
*   Lydian International, Ltd.                             58,000      18,973       0.0%
    Magellan Aerospace Corp.                               94,088   1,418,703       0.0%
    Magna International, Inc.(2554475)                    310,950  18,364,686       0.1%
#   Magna International, Inc.(2554549)                    302,631  17,855,229       0.1%
*   Mainstreet Equity Corp.                                18,782     608,683       0.0%
*   Major Drilling Group International, Inc.              361,626   1,808,200       0.0%
#   Mandalay Resources Corp.                            1,186,080     193,993       0.0%
#   Manulife Financial Corp.(2492520)                   1,311,514  24,748,269       0.1%
    Manulife Financial Corp.(2492519)                     537,959  10,152,067       0.1%
    Maple Leaf Foods, Inc.                                295,243   7,116,921       0.0%
#*  Marathon Gold Corp.                                   143,000      96,896       0.0%
    Martinrea International, Inc.                         642,492   7,666,169       0.0%
#   Maxar Technologies, Ltd.(BF92JD7)                      19,100     865,421       0.0%
#   Maxar Technologies, Ltd.(BZ4D3B1)                     250,950  11,355,734       0.1%
*   Maxim Power Corp.                                      24,537      46,821       0.0%
#   Mediagrif Interactive Technologies, Inc.                3,600      30,814       0.0%
#   Medical Facilities Corp.                              247,544   2,720,391       0.0%
*   MEG Energy Corp.                                    1,561,826   8,077,047       0.0%
    Melcor Developments, Ltd.                               3,062      34,342       0.0%
    Methanex Corp.(2654416)                               123,400   7,437,927       0.0%
#   Methanex Corp.(2578378)                               176,329  10,650,272       0.1%
    Metro, Inc.                                           429,261  13,620,541       0.1%
#*  Midas Gold Corp.                                       24,803      17,193       0.0%
#*  Mitel Networks Corp.                                  360,742   4,026,190       0.0%
    Morguard Corp.                                          1,745     223,502       0.0%
    Morneau Shepell, Inc.                                 206,140   4,073,190       0.0%
*   Mountain Province Diamonds, Inc.                       22,200      53,600       0.0%
    MTY Food Group, Inc.                                   51,565   1,851,431       0.0%
#   Mullen Group, Ltd.                                    464,660   5,265,628       0.0%
#   National Bank of Canada                               706,565  33,557,641       0.1%
#   Nevsun Resources, Ltd.                              1,470,470   4,100,068       0.0%
    New Flyer Industries, Inc.                            191,446   8,792,843       0.0%
*   New Gold, Inc.                                      2,282,591   5,351,142       0.0%
#*  Newalta Corp.                                         476,221     474,756       0.0%
#   Norbord, Inc.(B01DN31)                                 24,156     998,609       0.0%
#   Norbord, Inc.(2641441)                                 89,592   3,699,648       0.0%
    North American Construction Group, Ltd.(656811106)      6,310      35,651       0.0%
    North American Construction Group, Ltd.(BFX2LG0)       26,876     151,759       0.0%
    North West Co., Inc. (The)                            206,459   4,439,685       0.0%
#   Northland Power, Inc.                                 312,633   5,636,866       0.0%
#   Nutrien, Ltd.(BDH3SB9)                                415,645  18,924,335       0.1%
    Nutrien, Ltd.(BDRJLN0)                                196,222   8,932,735       0.1%
*   NuVista Energy, Ltd.                                  901,179   5,916,850       0.0%
#*  Obsidian Energy, Ltd.(BDHLTY3)                        156,120     174,854       0.0%
#*  Obsidian Energy, Ltd.(BDHLTZ4)                      2,661,475   2,943,490       0.0%
    OceanaGold Corp.                                    3,385,223   9,122,529       0.1%
#   Onex Corp.                                             90,987   6,739,253       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
CANADA -- (Continued)
    Open Text Corp.                                 190,000 $ 6,707,971       0.0%
*   Orbite Technologies, Inc.                       174,500       3,664       0.0%
    Osisko Gold Royalties, Ltd.                     464,061   4,528,746       0.0%
#*  Painted Pony Energy, Ltd.                       482,928   1,053,155       0.0%
#   Pan American Silver Corp.(2703396)              527,075   8,496,449       0.0%
    Pan American Silver Corp.(2669272)              236,703   3,816,160       0.0%
#*  Paramount Resources, Ltd. Class A               420,791   6,007,315       0.0%
*   Parex Resources, Inc.                           573,414   9,865,427       0.1%
#   Parkland Fuel Corp.                             410,937   9,540,895       0.1%
#   Pason Systems, Inc.                             199,344   2,786,888       0.0%
    Pembina Pipeline Corp.(B4PPQG5)                  72,307   2,303,701       0.0%
    Pembina Pipeline Corp.(B4PT2P8)                 280,360   8,928,627       0.1%
#*  Pengrowth Energy Corp.                        2,546,980   2,281,263       0.0%
#*  Perpetual Energy, Inc.                           16,559      10,189       0.0%
#   Peyto Exploration & Development Corp.           316,548   2,993,021       0.0%
*   PHX Energy Services Corp.                       138,642     252,675       0.0%
#*  Pine Cliff Energy, Ltd.                         252,200      58,928       0.0%
#   Pizza Pizza Royalty Corp.                       108,891   1,172,914       0.0%
*   Points International, Ltd.                        6,420      68,003       0.0%
    Polaris Infrastructure, Inc.                     16,604     247,130       0.0%
    Pollard Banknote, Ltd.                           12,300     203,858       0.0%
#   PrairieSky Royalty, Ltd.                         90,799   2,013,355       0.0%
*   Precision Drilling Corp.(B5TQB99)               455,094   1,620,135       0.0%
*   Precision Drilling Corp.(B5YPLH9)             1,575,484   5,619,936       0.0%
*   Premier Gold Mines, Ltd.                      1,086,662   2,302,053       0.0%
    Premium Brands Holdings Corp.                   108,354  10,178,415       0.1%
#*  Pretium Resources, Inc.                         190,056   1,278,931       0.0%
#   Pulse Seismic, Inc.                             187,026     436,994       0.0%
#   Quarterhill, Inc.                               593,464     892,080       0.0%
    Quebecor, Inc. Class B                          374,838   6,989,074       0.0%
#*  Questerre Energy Corp. Class A                  145,025     103,916       0.0%
*   Raging River Exploration, Inc.                1,220,919   6,789,487       0.0%
    Reitmans Canada, Ltd. Class A                   173,865     538,948       0.0%
    Restaurant Brands International, Inc.            67,175   3,655,530       0.0%
#   Richelieu Hardware, Ltd.                        160,491   3,463,691       0.0%
    Ritchie Bros Auctioneers, Inc.                   41,200   1,346,432       0.0%
    Rocky Mountain Dealerships, Inc.                111,070   1,069,220       0.0%
    Rogers Communications, Inc. Class B(2125268)     71,767   3,388,120       0.0%
    Rogers Communications, Inc. Class B(2169051)     36,400   1,718,294       0.0%
    Rogers Sugar, Inc.                              519,824   2,429,179       0.0%
*   Roxgold, Inc.                                   230,600     208,338       0.0%
#   Royal Bank of Canada(2756196)                   699,021  53,160,547       0.2%
    Royal Bank of Canada(2754383)                   304,065  23,123,102       0.1%
#*  Royal Nickel Corp.                              170,500      29,215       0.0%
    Russel Metals, Inc.                             338,112   7,684,184       0.0%
#*  Sabina Gold & Silver Corp.                    1,020,598   1,351,312       0.0%
*   Sandstorm Gold, Ltd.                          1,158,908   5,361,512       0.0%
    Saputo, Inc.                                    179,384   5,816,236       0.0%
    Savaria Corp.                                    29,400     376,903       0.0%
#*  Seabridge Gold, Inc.                             31,005     324,002       0.0%
    Secure Energy Services, Inc.                    812,770   5,114,827       0.0%
*   SEMAFO, Inc.                                  1,480,193   4,588,316       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE++   OF NET ASSETS**
                                                --------- ----------- ---------------
CANADA -- (Continued)
*   Seven Generations Energy, Ltd. Class A        412,976 $ 5,892,535       0.0%
#   Shaw Communications, Inc. Class B(2591900)    264,268   5,435,993       0.0%
    Shaw Communications, Inc. Class B(2801836)     79,864   1,641,505       0.0%
    ShawCor, Ltd.                                 188,417   3,645,218       0.0%
#*  Sherritt International Corp.                1,853,564   1,761,243       0.0%
#   Sienna Senior Living, Inc.                    183,305   2,489,847       0.0%
#*  Sierra Wireless, Inc.(2585259)                 76,118   1,320,647       0.0%
#*  Sierra Wireless, Inc.(2418968)                 49,826     863,063       0.0%
    Sleep Country Canada Holdings, Inc.            91,700   2,518,277       0.0%
    SNC-Lavalin Group, Inc.                       137,573   6,031,375       0.0%
*   Solium Capital, Inc.                           18,806     148,081       0.0%
*   Southern Pacific Resource Corp.               665,787           7       0.0%
*   Spartan Energy Corp.                          754,308   3,736,436       0.0%
#*  Spin Master Corp.                              45,800   1,713,286       0.0%
#*  Sprott Resource Holdings, Inc.                 88,986       9,010       0.0%
#   Sprott, Inc.                                  719,270   1,904,683       0.0%
#*  SSR Mining, Inc.(784730103)                   271,594   2,775,691       0.0%
*   SSR Mining, Inc.(BF7MPL9)                     426,933   4,372,579       0.0%
    Stantec, Inc.(B0G11S1)                         70,845   1,799,463       0.0%
    Stantec, Inc.(2854238)                        247,129   6,288,177       0.0%
#*  Stars Group, Inc. (The)(BDG1ML2)              118,266   3,683,986       0.0%
*   Stars Group, Inc. (The)(BDG1MJ0)              353,663  11,001,441       0.1%
    Stella-Jones, Inc.                            143,409   5,197,103       0.0%
#*  Stornoway Diamond Corp.                     1,304,571     589,315       0.0%
*   Strad Energy Services, Ltd.                     1,000       1,254       0.0%
#*  Street Capital Group, Inc.                     32,800      19,160       0.0%
    Stuart Olson, Inc.                            109,301     627,399       0.0%
    Student Transportation, Inc.                  303,390   2,268,425       0.0%
#   Sun Life Financial, Inc.(2568283)             329,718  13,610,759       0.1%
    Sun Life Financial, Inc.(2566124)             303,126  12,512,698       0.1%
    Suncor Energy, Inc.(B3NB0P5)                1,197,996  45,799,387       0.2%
    Suncor Energy, Inc.(B3NB1P2)                  804,361  30,759,879       0.1%
#*  SunOpta, Inc.(2836634)                        116,573     786,868       0.0%
#*  SunOpta, Inc.(2817510)                        115,193     776,955       0.0%
#   Superior Plus Corp.                           923,375   8,946,443       0.1%
    Supremex, Inc.                                 19,000      61,412       0.0%
#   Surge Energy, Inc.                          1,602,283   2,982,559       0.0%
    Tahoe Resources, Inc.(B4WHL92)                617,617   3,106,614       0.0%
    Tahoe Resources, Inc.(B5B9KV1)                265,410   1,337,438       0.0%
*   Tamarack Valley Energy, Ltd.                  529,909   1,469,275       0.0%
*   Taseko Mines, Ltd.                          1,078,183   1,284,801       0.0%
#   Teck Resources, Ltd. Class A                    5,209     131,244       0.0%
    Teck Resources, Ltd. Class B(2124533)       2,119,223  53,256,074       0.2%
    Teck Resources, Ltd. Class B(2879327)         209,473   5,258,238       0.0%
    TELUS Corp.                                    87,440   3,129,303       0.0%
*   Teranga Gold Corp.                            452,477   1,726,810       0.0%
    TFI International, Inc.                       552,028  15,981,059       0.1%
#*  Theratechnologies, Inc.                       100,800     721,486       0.0%
    Thomson Reuters Corp.                         154,878   6,227,930       0.0%
    Timbercreek Financial Corp.                     7,646      54,608       0.0%
#*  TMAC Resources, Inc.                           26,800     157,174       0.0%
    TMX Group, Ltd.                               123,584   7,453,830       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                           SHARES     VALUE++   OF NET ASSETS**
                                                          --------- ----------- ---------------
CANADA -- (Continued)
    TORC Oil & Gas, Ltd.                                    962,465 $ 5,457,179       0.0%
#*  Torex Gold Resources, Inc.                              406,520   4,179,340       0.0%
    Toromont Industries, Ltd.                               202,207   8,855,563       0.0%
    Toronto-Dominion Bank (The)(2042516)                    473,365  26,579,445       0.1%
    Toronto-Dominion Bank (The)(2897222)                    680,144  38,198,671       0.2%
#   Torstar Corp. Class B                                   362,270     521,983       0.0%
    Total Energy Services, Inc.                             240,394   2,550,070       0.0%
    Tourmaline Oil Corp.                                    578,541  10,881,861       0.1%
    TransAlta Corp.(2786096)                                421,210   2,232,413       0.0%
    TransAlta Corp.(2901628)                                925,980   4,875,287       0.0%
#   TransAlta Renewables, Inc.                              338,419   3,020,586       0.0%
    TransCanada Corp.(2665184)                              120,189   5,096,062       0.0%
    TransCanada Corp.(2665203)                              103,709   4,402,447       0.0%
    Transcontinental, Inc. Class A                          412,497   8,687,191       0.0%
*   TransGlobe Energy Corp.(893662106)                       30,106      54,040       0.0%
*   TransGlobe Energy Corp.(2470548)                        370,783     667,089       0.0%
#*  Trevali Mining Corp.                                  3,479,438   3,224,838       0.0%
*   Trican Well Service, Ltd.                             2,127,247   5,666,251       0.0%
#   Tricon Capital Group, Inc.                              302,791   2,372,427       0.0%
*   Trinidad Drilling, Ltd.                               1,564,919   2,267,027       0.0%
*   Trisura Group, Ltd.(BYWPWZ9)                                 58       1,114       0.0%
*   Trisura Group, Ltd.(BFNJQX3)                              8,845     170,504       0.0%
*   Turquoise Hill Resources, Ltd.(B7XCYK9)                 263,904     783,795       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)               1,341,004   3,968,858       0.0%
*   TVA Group, Inc. Class B                                   4,447      11,430       0.0%
    Uni-Select, Inc.                                        210,722   3,261,066       0.0%
#*  UrtheCast Corp.                                         131,200      31,677       0.0%
*   Valeant Pharmaceuticals International, Inc.(B41NYV4)  2,662,404  48,109,640       0.2%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)     41,511     749,426       0.0%
#   Valener, Inc.                                           146,249   2,292,918       0.0%
    Vermilion Energy, Inc.(B3KVGT4)                         140,538   4,751,590       0.0%
#   Vermilion Energy, Inc.(B607XS1)                          63,461   2,145,105       0.0%
    Wajax Corp.                                             130,058   2,396,645       0.0%
#   Waste Connections, Inc.(BYVG1F6)                            134       9,722       0.0%
    Waste Connections, Inc.(BYQFRK5)                         29,311   2,118,513       0.0%
#*  Wesdome Gold Mines, Ltd.                                287,051     422,545       0.0%
#   West Fraser Timber Co., Ltd.                            299,125  20,261,616       0.1%
*   Western Energy Services Corp.                           471,157     429,342       0.0%
    Western Forest Products, Inc.                         2,666,189   5,752,049       0.0%
    WestJet Airlines, Ltd.                                   37,767     672,126       0.0%
    Westshore Terminals Investment Corp.                    264,941   4,574,744       0.0%
#   Wheaton Precious Metals Corp.(BDG1S92)                  321,938   6,693,091       0.0%
    Wheaton Precious Metals Corp.(BF13KN5)                  218,753   4,540,494       0.0%
    Whitecap Resources, Inc.                              2,080,884  15,072,412       0.1%
    Winpak, Ltd.                                             92,731   3,442,159       0.0%
#   WSP Global, Inc.                                        168,658   8,350,472       0.0%
*   Xtreme Drilling Corp.                                   131,958     205,550       0.0%
#   Yamana Gold, Inc.(2237646)                              135,431     388,687       0.0%
    Yamana Gold, Inc.(2219279)                            2,405,856   6,914,294       0.0%
*   Yangarra Resources, Ltd.                                452,164   2,246,821       0.0%
#*  Yellow Pages, Ltd.                                       91,812     501,267       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                         SHARES     VALUE++     OF NET ASSETS**
                                         ------- -------------- ---------------
CANADA -- (Continued)
    ZCL Composites, Inc.                  83,042 $      783,885       0.0%
                                                 --------------       ---
TOTAL CANADA                                      2,373,128,024       8.2%
                                                 --------------       ---
DENMARK -- (1.5%)
#*  ALK-Abello A.S.                       19,884      2,512,282       0.0%
    Alm Brand A.S.                       423,892      4,479,829       0.0%
    Ambu A.S. Class B                    371,400      8,613,212       0.0%
    AP Moller - Maersk A.S. Class A        2,874      4,386,609       0.0%
    AP Moller - Maersk A.S. Class B        4,936      7,907,448       0.0%
*   Bang & Olufsen A.S.                  178,767      4,400,376       0.0%
    BankNordik P/F                           676         11,594       0.0%
#*  Bavarian Nordic A.S.                 119,432      3,259,998       0.0%
    Brodrene Hartmann A.S.                 9,057        535,093       0.0%
    Carlsberg A.S. Class B               171,119     19,136,531       0.1%
    Chr Hansen Holding A.S.              210,010     19,037,184       0.1%
    Coloplast A.S. Class B                39,319      3,330,854       0.0%
#   Columbus A.S.                        250,009        627,245       0.0%
#*  D/S Norden A.S.                      194,505      3,548,537       0.0%
    Danske Bank A.S.                     652,882     22,721,683       0.1%
    DFDS A.S.                            173,530     10,803,792       0.0%
    Djurslands Bank A.S.                   1,040         41,951       0.0%
    DSV A.S.                             470,416     37,254,936       0.1%
    FLSmidth & Co. A.S.                  203,493     12,569,276       0.0%
    Fluegger A.S. Class B                    350         20,027       0.0%
*   Genmab A.S.                           19,056      3,847,371       0.0%
#   GN Store Nord A.S.                   491,162     17,256,471       0.1%
    Gronlandsbanken A.S.                      33          3,314       0.0%
#   H Lundbeck A.S.                      248,895     14,418,892       0.1%
#*  H+H International A.S. Class B        81,808      1,731,662       0.0%
    Harboes Bryggeri A.S. Class B          2,462         33,851       0.0%
    IC Group A.S.                         34,303        902,098       0.0%
    ISS A.S.                             436,536     15,223,819       0.1%
#   Jeudan A.S.                            2,667        426,877       0.0%
    Jyske Bank A.S.                      324,325     19,420,444       0.1%
    Matas A.S.                            92,988      1,070,881       0.0%
*   Nilfisk Holding A.S.                 145,755      7,137,727       0.0%
#*  NKT A.S.                             166,133      4,938,502       0.0%
    NNIT A.S.                             26,007        721,121       0.0%
    Nordjyske Bank A.S.                    7,674        238,645       0.0%
#   Novo Nordisk A.S. Class B            600,030     28,218,159       0.1%
#   Novo Nordisk A.S. Sponsored ADR      595,283     27,942,584       0.1%
#   Novozymes A.S. Class B               304,991     14,338,503       0.1%
#   Orsted A.S.                           50,060      3,295,728       0.0%
#   Pandora A.S.                         231,351     25,700,556       0.1%
    Parken Sport & Entertainment A.S.      6,472         80,470       0.0%
    Per Aarsleff Holding A.S.             86,782      3,249,302       0.0%
#   Ringkjoebing Landbobank A.S.          76,482      4,607,561       0.0%
    Rockwool International A.S. Class A      242         65,794       0.0%
    Rockwool International A.S. Class B   27,812      8,384,945       0.0%
    Royal Unibrew A.S.                   205,180     13,584,991       0.1%
#   RTX A.S.                              25,766        682,423       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                             --------- ------------ ---------------
DENMARK -- (Continued)
*   Santa Fe Group A.S.                         72,761 $    395,292       0.0%
    Scandinavian Tobacco Group A.S. Class A      4,547       75,949       0.0%
    Schouw & Co., A.S.                          50,169    4,934,607       0.0%
    SimCorp A.S.                               120,260    8,718,776       0.0%
    Solar A.S. Class B                          23,676    1,527,766       0.0%
    Spar Nord Bank A.S.                        233,192    2,663,235       0.0%
    Sydbank A.S.                               372,668   13,776,852       0.1%
    Tivoli A.S.                                  1,178      122,679       0.0%
#*  TK Development A.S.                        344,861      393,915       0.0%
#   Topdanmark A.S.                            319,685   15,034,680       0.1%
    TORM P.L.C.                                  7,068       56,385       0.0%
    Tryg A.S.                                  318,921    7,548,427       0.0%
    United International Enterprises             3,313      742,019       0.0%
    Vestas Wind Systems A.S.                   303,349   19,624,196       0.1%
#*  Vestjysk Bank A.S.                          41,424       17,101       0.0%
#*  William Demant Holding A.S.                340,622   13,274,613       0.0%
*   Zealand Pharma A.S.                         27,073      407,475       0.0%
                                                       ------------       ---
TOTAL DENMARK                                           472,035,115       1.6%
                                                       ------------       ---
FINLAND -- (1.7%)
#   Afarak Group Oyj                            18,424       23,110       0.0%
#   Ahlstrom-Munksjo Oyj                        46,178      920,562       0.0%
    Ahtium P.L.C.                              676,382        4,656       0.0%
    Aktia Bank Oyj                             147,535    1,466,891       0.0%
    Alandsbanken Abp Class B                     1,250       20,105       0.0%
    Alma Media Oyj                              40,799      368,679       0.0%
#   Amer Sports Oyj                            616,462   18,857,080       0.1%
    Apetit Oyj                                   1,800       29,070       0.0%
#   Asiakastieto Group Oyj                       3,331      126,560       0.0%
    Aspo Oyj                                    25,687      294,927       0.0%
    Atria Oyj                                   50,155      713,415       0.0%
#*  BasWare Oyj                                  6,855      338,130       0.0%
#   Bittium Oyj                                 79,658      518,563       0.0%
    Cargotec Oyj Class B                       155,090    7,899,149       0.0%
#*  Caverion Oyj                               166,075    1,387,587       0.0%
#   Citycon Oyj                              1,489,159    3,405,817       0.0%
    Cramo Oyj                                  182,261    4,278,713       0.0%
    Digia Oyj                                   14,070       43,251       0.0%
    Elisa Oyj                                  379,350   16,768,198       0.1%
    F-Secure Oyj                               278,541    1,241,340       0.0%
    Finnair Oyj                                421,333    5,743,052       0.0%
    Fiskars Oyj Abp                             86,283    2,147,312       0.0%
    Fortum Oyj                                 947,796   21,801,945       0.1%
    HKScan Oyj Class A                         165,652      616,780       0.0%
#   Huhtamaki Oyj                              595,533   24,223,199       0.1%
#   Ilkka-Yhtyma Oyj                            29,672      114,737       0.0%
    Kemira Oyj                                 594,428    7,955,820       0.0%
#   Kesko Oyj Class A                            5,334      304,230       0.0%
    Kesko Oyj Class B                          257,866   15,141,832       0.1%
#   Kone Oyj Class B                           185,860    9,230,806       0.0%
    Konecranes Oyj                             310,179   12,649,834       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                   SHARES     VALUE++    OF NET ASSETS**
                                  --------- ------------ ---------------
FINLAND -- (Continued)
    Lassila & Tikanoja Oyj          153,314 $  3,076,612       0.0%
    Lehto Group Oyj                  31,783      434,621       0.0%
#   Metsa Board Oyj                 911,010   10,207,242       0.0%
    Metso Oyj                       619,486   22,016,746       0.1%
    Neste Oyj                       424,141   35,715,437       0.1%
    Nokia Oyj(5902941)            8,533,346   51,201,900       0.2%
    Nokia Oyj(5946455)            1,186,596    7,125,890       0.0%
#   Nokia Oyj Sponsored ADR         714,429    4,293,717       0.0%
    Nokian Renkaat Oyj              687,429   27,505,295       0.1%
    Olvi Oyj Class A                 27,847      934,440       0.0%
    Oriola Oyj Class A                1,000        3,343       0.0%
    Oriola Oyj Class B              601,619    2,027,912       0.0%
#   Orion Oyj Class A                35,936    1,181,331       0.0%
    Orion Oyj Class B               164,975    5,003,797       0.0%
    Outokumpu Oyj                 1,703,790   11,026,556       0.1%
*   Outotec Oyj                     429,907    3,910,141       0.0%
    Pihlajalinna Oyj                 18,292      290,513       0.0%
    Ponsse Oyj                       49,485    1,860,292       0.0%
    Poyry Oyj                        28,511      199,094       0.0%
*   QT Group Oyj                     12,507       90,935       0.0%
    Raisio Oyj Class V              451,151    1,919,698       0.0%
#   Ramirent Oyj                    571,926    4,971,164       0.0%
    Rapala VMC Oyj                   15,713       65,214       0.0%
    Raute Oyj Class A                 1,132       41,228       0.0%
    Revenio Group Oyj                32,390      519,065       0.0%
    Sampo Oyj Class A               455,934   24,657,659       0.1%
    Sanoma Oyj                      396,917    4,412,403       0.0%
*   Stockmann Oyj Abp Class A         8,998       43,522       0.0%
#*  Stockmann Oyj Abp Class B       134,150      651,399       0.0%
    Stora Enso Oyj Class R        2,075,858   40,945,475       0.2%
    Stora Enso Oyj Sponsored ADR     57,313    1,133,938       0.0%
    Technopolis Oyj                 499,518    2,336,489       0.0%
    Teleste Oyj                      19,078      146,409       0.0%
    Tieto Oyj                       254,255    9,107,257       0.0%
#   Tikkurila Oyj                   129,500    2,341,290       0.0%
    Tokmanni Group Corp.             19,308      163,997       0.0%
    UPM-Kymmene Oyj               1,735,959   61,941,789       0.2%
    Uponor Oyj                      211,929    3,692,290       0.0%
    Vaisala Oyj Class A              36,606      900,296       0.0%
    Valmet Oyj                      696,175   13,196,803       0.1%
#   Wartsila Oyj Abp                934,488   19,841,337       0.1%
    YIT Oyj                         580,608    3,896,361       0.0%
                                            ------------       ---
TOTAL FINLAND                                543,666,247       1.9%
                                            ------------       ---
FRANCE -- (7.0%)
    ABC Arbitrage                   106,722      884,036       0.0%
#   Accor SA                         62,634    3,540,190       0.0%
#   Actia Group                      51,124      502,747       0.0%
    Aeroports de Paris               32,769    7,213,211       0.0%
*   Air France-KLM                1,655,335   16,222,978       0.1%
    Air Liquide SA                  275,163   35,764,644       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
FRANCE -- (Continued)
    Airbus SE                                       185,281 $21,748,855       0.1%
    Akka Technologies                                26,725   1,862,732       0.0%
    Albioma SA                                      101,022   2,498,179       0.0%
    Alstom SA                                       344,050  15,664,056       0.1%
    Altamir                                          42,488     714,167       0.0%
    Alten SA                                        113,108  11,234,826       0.0%
    Altran Technologies SA                        1,135,292  17,524,006       0.1%
    Amundi SA                                        79,940   6,798,475       0.0%
#*  Antalis International SAS                        43,462      85,603       0.0%
    April SA                                         31,634     573,411       0.0%
#*  Archos                                          152,891     169,403       0.0%
    Arkema SA                                       359,028  47,030,714       0.2%
    Assystem                                         45,716   1,539,043       0.0%
    Atos SE                                         224,779  30,345,165       0.1%
    Aubay                                            36,830   1,778,157       0.0%
#   AXA SA                                        1,384,168  39,585,314       0.1%
    AXA SA Sponsored ADR                            404,668  11,581,598       0.0%
#   Axway Software SA                                21,450     524,236       0.0%
#   Bastide le Confort Medical                       12,407     731,738       0.0%
    Beneteau SA                                     119,138   2,692,062       0.0%
    Bigben Interactive                               52,283     869,103       0.0%
    BioMerieux                                       86,754   6,858,175       0.0%
    BNP Paribas SA                                1,121,695  86,594,018       0.3%
    Boiron SA                                        23,937   2,133,474       0.0%
*   Bollore SA(BF99RQ7)                               8,394      41,189       0.0%
#   Bollore SA(4572709)                           1,270,619   6,315,127       0.0%
    Bonduelle SCA                                    80,930   3,601,951       0.0%
#   Bourbon Corp.                                    35,057     220,352       0.0%
#   Bouygues SA                                     682,765  34,824,508       0.1%
    Bureau Veritas SA                               416,492  10,890,350       0.0%
    Burelle SA                                           94     150,436       0.0%
    Capgemini SE                                    169,201  23,276,259       0.1%
    Carrefour SA                                  1,435,055  29,443,595       0.1%
#   Casino Guichard Perrachon SA                    261,016  13,539,313       0.1%
    Catering International Services                   1,810      40,958       0.0%
*   Cegedim SA                                        6,183     262,303       0.0%
#   Chargeurs SA                                     95,006   2,867,536       0.0%
    Cie de Saint-Gobain                             736,305  38,524,224       0.1%
    Cie des Alpes                                    34,486   1,227,911       0.0%
    Cie Generale des Etablissements Michelin SCA    509,793  71,688,554       0.3%
    Cie Plastic Omnium SA                           374,678  18,006,074       0.1%
    CNP Assurances                                  324,323   8,307,124       0.0%
*   Coface SA                                       287,544   3,643,059       0.0%
    Credit Agricole SA                            1,130,402  18,614,725       0.1%
#   Danone SA                                       319,118  25,850,405       0.1%
    Danone SA Sponsored ADR                          36,386     591,636       0.0%
    Dassault Aviation SA                                951   1,896,145       0.0%
    Dassault Systemes SE                             75,639   9,802,052       0.0%
    Dassault Systemes SE Sponsored ADR               10,986   1,417,963       0.0%
    Derichebourg SA                                 751,055   6,646,891       0.0%
    Devoteam SA                                      18,676   1,991,574       0.0%
    Edenred                                         581,091  20,018,850       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                      SHARES     VALUE++   OF NET ASSETS**
                                                     --------- ----------- ---------------
FRANCE -- (Continued)
    Eiffage SA                                         346,990 $41,302,763       0.2%
    Electricite de France SA                         1,511,938  21,218,087       0.1%
    Electricite de Strasbourg SA                           730     113,451       0.0%
    Elior Group SA                                     558,255  11,399,022       0.0%
    Elis SA                                            164,357   3,930,810       0.0%
    Engie SA                                         2,746,739  48,181,861       0.2%
*   Eramet                                              57,283   9,970,490       0.0%
#   Essilor International Cie Generale d'Optique SA    248,216  33,903,483       0.1%
*   Esso SA Francaise                                   10,003     605,877       0.0%
*   Etablissements Maurel et Prom                       11,030      63,450       0.0%
#   Eurofins Scientific SE                              16,931   9,132,533       0.0%
    Euronext NV                                        212,422  15,227,290       0.1%
    Europcar Groupe SA                                  84,109     979,881       0.0%
    Eutelsat Communications SA                         800,432  17,334,951       0.1%
    Exel Industries Class A                              5,490     698,913       0.0%
    Faurecia SA                                        352,644  28,796,507       0.1%
    Fleury Michon SA                                     3,536     205,527       0.0%
*   Fnac Darty SA                                       63,703   6,835,113       0.0%
*   Fnac Darty SA                                       12,150   1,293,252       0.0%
    Gaumont SA                                             768     123,608       0.0%
    Gaztransport Et Technigaz SA                        84,950   5,266,548       0.0%
    GEA                                                    181      22,176       0.0%
#   Getlink                                            873,178  12,322,249       0.1%
    GL Events                                           45,440   1,431,282       0.0%
    Groupe Crit                                         21,532   2,342,748       0.0%
*   Groupe Flo                                          21,543       6,482       0.0%
*   Groupe Gorge                                        10,608     218,979       0.0%
    Groupe Open                                         22,048     932,544       0.0%
#   Guerbet                                             37,743   2,392,449       0.0%
    Haulotte Group SA                                   43,821     863,570       0.0%
    Herige Sadcs                                         1,264      66,025       0.0%
    Hermes International                                 6,014   3,888,892       0.0%
#*  HiPay Group SA                                       7,567     137,588       0.0%
#*  ID Logistics Group                                   5,576     994,623       0.0%
    Iliad SA                                            35,385   7,087,728       0.0%
    Imerys SA                                          118,665  10,830,855       0.0%
#   Ingenico Group SA                                  203,700  17,818,262       0.1%
    Interparfums SA                                     20,523     948,510       0.0%
    Ipsen SA                                            69,386  11,231,281       0.0%
    IPSOS                                              166,555   6,340,915       0.0%
    Jacquet Metal Service SA                            62,689   2,420,162       0.0%
    JCDecaux SA                                         78,171   2,801,344       0.0%
    Kaufman & Broad SA                                  41,104   2,165,436       0.0%
    Kering SA                                           34,251  19,814,062       0.1%
    Korian SA                                          191,053   6,680,156       0.0%
#   L'Oreal SA                                          75,870  18,268,709       0.1%
#   Lagardere SCA                                      739,376  21,146,972       0.1%
#   Laurent-Perrier                                      3,299     416,841       0.0%
    Le Belier                                            5,593     386,225       0.0%
    Lectra                                              69,164   1,806,231       0.0%
    Legrand SA                                         268,093  20,861,097       0.1%
    Linedata Services                                   11,438     465,143       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
FRANCE -- (Continued)
#   LISI                                   114,872 $ 4,234,414       0.0%
    LNA Sante SA                            29,950   1,929,687       0.0%
    LVMH Moet Hennessy Louis Vuitton SE    101,739  35,406,373       0.1%
    Maisons du Monde SA                     22,510     914,679       0.0%
    Maisons France Confort SA               11,571     722,155       0.0%
    Manitou BF SA                           27,471   1,246,517       0.0%
    Manutan International                    2,520     252,777       0.0%
    Mersen SA                               56,186   2,639,925       0.0%
#*  METabolic EXplorer SA                  130,246     310,823       0.0%
    Metropole Television SA                121,037   2,980,030       0.0%
    MGI Coutier                             73,269   2,529,290       0.0%
    Mr Bricolage                             8,989     162,357       0.0%
    Natixis SA                           1,747,003  14,348,032       0.1%
*   Naturex                                 10,752   1,744,797       0.0%
    Neopost SA                             146,353   3,949,082       0.0%
#   Nexans SA                              216,950  11,444,460       0.0%
    Nexity SA                              148,295   9,272,918       0.0%
#*  Nicox                                   29,469     326,461       0.0%
*   NRJ Group                               60,571     628,522       0.0%
#   Oeneo SA                               120,898   1,456,538       0.0%
#*  Onxeo SA(B04P0G6)                      112,764     181,687       0.0%
#*  Onxeo SA(BPFJVR0)                       12,362      19,850       0.0%
    Orange SA                            3,886,424  70,653,710       0.3%
#   Orange SA Sponsored ADR                206,198   3,754,866       0.0%
    Orpea                                  119,869  15,360,741       0.1%
#*  Parrot SA                               39,122     260,259       0.0%
    Pernod Ricard SA                        27,272   4,529,491       0.0%
#   Peugeot SA                           2,249,431  55,389,037       0.2%
#*  Pierre & Vacances SA                    22,303   1,099,057       0.0%
#   Plastivaloire                           86,781   1,984,498       0.0%
    PSB Industries SA                        1,205      67,354       0.0%
    Publicis Groupe SA                     222,247  16,619,611       0.1%
#   Publicis Groupe SA ADR                  97,524   1,818,823       0.0%
#   Rallye SA                              148,721   2,320,704       0.0%
#*  Recylex SA                              65,252     844,169       0.0%
    Renault SA                             402,240  43,595,376       0.2%
    Rexel SA                             1,474,512  22,857,515       0.1%
    Robertet SA                              1,442     866,776       0.0%
    Rothschild & Co.                         4,400     167,096       0.0%
    Rubis SCA                              255,479  19,877,853       0.1%
    Safran SA                              123,574  14,493,999       0.1%
    Samse SA                                   596     127,373       0.0%
#   Sanofi                                 514,628  40,687,654       0.1%
    Sanofi ADR                             483,567  19,013,854       0.1%
    Sartorius Stedim Biotech                41,444   3,863,335       0.0%
    Savencia SA                             15,314   1,586,175       0.0%
    Schneider Electric SE(4834108)         384,871  34,886,392       0.1%
    Schneider Electric SE(B11BPS1)          19,869   1,787,903       0.0%
#   SCOR SE                                549,693  22,291,741       0.1%
    SEB SA                                  69,717  13,358,054       0.1%
    Seche Environnement SA                   5,871     213,055       0.0%
#*  Sequana SA                             217,310     151,645       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                  --------- -------------- ---------------
FRANCE -- (Continued)
#   SES SA                                                        1,174,977 $   18,128,543       0.1%
    Societe BIC SA                                                   36,863      3,761,039       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco      2,125        134,733       0.0%
    Societe Generale SA                                             765,094     41,872,634       0.2%
    Societe Marseillaise du Tunnel Prado-Carenage SA                  8,156        226,533       0.0%
    Sodexo SA(BCW3L63)                                                8,908        883,174       0.0%
#   Sodexo SA(7062713)                                               61,882      6,128,071       0.0%
    Sodexo SA Sponsored ADR                                          19,000        373,920       0.0%
    Sogeclair                                                           793         47,612       0.0%
*   SOITEC                                                           65,276      5,308,064       0.0%
#*  Solocal Group                                                 1,906,242      2,446,721       0.0%
    Somfy SA                                                         15,677      1,559,285       0.0%
    Sopra Steria Group                                               77,462     16,534,971       0.1%
    SPIE SA                                                         367,955      8,325,711       0.0%
*   Stallergenes Greer P.L.C.                                         2,499         74,381       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                        379,796      2,460,967       0.0%
    Stef SA                                                          19,744      2,435,050       0.0%
    STMicroelectronics NV(5962332)                                1,333,520     29,117,773       0.1%
#   STMicroelectronics NV(2430025)                                  348,213      7,570,151       0.0%
#   Suez                                                            641,090      9,245,536       0.0%
    Sword Group                                                      17,733        775,411       0.0%
    Synergie SA                                                      45,162      2,763,720       0.0%
    Tarkett SA                                                      114,111      3,372,406       0.0%
    Technicolor SA                                                  654,977      1,074,824       0.0%
    Technicolor SA Sponsored ADR                                      4,360          7,041       0.0%
#   Teleperformance                                                 206,991     33,263,935       0.1%
#   Television Francaise 1                                          367,879      4,598,977       0.0%
*   Tessi SA                                                          2,659        556,325       0.0%
    Thales SA                                                        92,225     11,690,317       0.1%
    Thermador Groupe                                                  4,507        649,680       0.0%
    Total Gabon                                                         424         79,847       0.0%
    Total SA                                                      1,939,637    121,909,456       0.4%
#   Total SA Sponsored ADR                                          482,883     30,233,327       0.1%
#*  Touax SA                                                          2,412         30,121       0.0%
    Trigano SA                                                       31,669      5,967,893       0.0%
*   Ubisoft Entertainment SA                                        363,647     34,745,743       0.1%
    Union Financiere de France BQE SA                                 2,276         84,145       0.0%
    Valeo SA                                                        342,225     22,880,893       0.1%
#*  Vallourec SA                                                  1,986,844     11,999,044       0.1%
#*  Valneva SE                                                      107,942        508,560       0.0%
#   Veolia Environnement SA                                         345,913      8,183,821       0.0%
    Veolia Environnement SA ADR                                      45,884      1,080,568       0.0%
    Vicat SA                                                         60,218      4,437,947       0.0%
    VIEL & Cie SA                                                    53,398        357,410       0.0%
    Vilmorin & Cie SA                                                26,174      1,848,553       0.0%
#   Vinci SA                                                        326,012     32,595,867       0.1%
#*  Virbac SA                                                         9,113      1,423,191       0.0%
#   Vivendi SA                                                      456,263     12,032,451       0.1%
    Vranken-Pommery Monopole SA                                       3,897        111,561       0.0%
*   Worldline SA                                                     52,246      2,635,066       0.0%
                                                                            --------------       ---
TOTAL FRANCE                                                                 2,182,420,792       7.5%
                                                                            --------------       ---

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                        SHARES     VALUE++    OF NET ASSETS**
                                       --------- ------------ ---------------
GERMANY -- (6.7%)
    1&1 Drillisch AG                     108,758 $  7,863,520       0.0%
    Aareal Bank AG                       284,780   14,244,411       0.1%
    Adidas AG                             82,205   20,203,471       0.1%
*   Adler Modemaerkte AG                  44,428      262,599       0.0%
*   ADLER Real Estate AG                  80,664    1,498,629       0.0%
    ADO Properties SA                     32,637    1,794,061       0.0%
#*  ADVA Optical Networking SE           192,887    1,324,494       0.0%
*   AIXTRON SE                           208,127    2,954,093       0.0%
    All for One Steeb AG                   2,175      175,049       0.0%
    Allgeier SE                            6,957      221,151       0.0%
    Allianz SE                           278,374   65,842,078       0.2%
    Allianz SE Sponsored ADR             829,638   19,629,235       0.1%
    Amadeus Fire AG                       19,968    2,188,345       0.0%
    Aroundtown SA                        361,707    2,894,888       0.0%
*   AS Creation Tapeten                      906       21,022       0.0%
    Atoss Software AG                        665       71,319       0.0%
    Aurubis AG                           151,112   13,504,011       0.1%
    Axel Springer SE                     182,301   14,932,736       0.1%
    BASF SE                            1,224,687  127,420,607       0.4%
    Basler AG                              5,355    1,096,728       0.0%
    Bauer AG                              59,709    1,858,266       0.0%
    Bayer AG                             427,990   51,153,173       0.2%
    Bayer AG Sponsored ADR                41,308    1,235,316       0.0%
    Bayerische Motoren Werke AG          633,323   70,414,044       0.3%
    BayWa AG                              50,252    1,754,778       0.0%
    Bechtle AG                            69,678    5,884,319       0.0%
    Beiersdorf AG                         35,671    4,035,752       0.0%
    Bertrandt AG                          21,613    2,411,574       0.0%
    Bijou Brigitte AG                     10,731      615,511       0.0%
    Bilfinger SE                         156,169    7,432,481       0.0%
    Borussia Dortmund GmbH & Co. KGaA    368,291    2,433,978       0.0%
    Brenntag AG                          155,818    8,924,004       0.0%
    CANCOM SE                             36,528    4,281,113       0.0%
    Carl Zeiss Meditec AG                 50,771    3,453,044       0.0%
    CECONOMY AG                          682,508    7,648,076       0.0%
    CENIT AG                              29,262      724,071       0.0%
    CENTROTEC Sustainable AG              40,002      641,728       0.0%
    Cewe Stiftung & Co. KGAA              39,450    4,038,427       0.0%
    Comdirect Bank AG                     98,015    1,503,243       0.0%
*   Commerzbank AG                     1,873,763   24,140,855       0.1%
    CompuGroup Medical SE                 88,143    4,592,214       0.0%
    Continental AG                       172,382   45,911,298       0.2%
    Covestro AG                          196,062   17,815,139       0.1%
    CropEnergies AG                      117,841      726,726       0.0%
    CTS Eventim AG & Co. KGaA            176,245    8,242,320       0.0%
    Daimler AG                         1,829,754  143,851,691       0.5%
    Data Modul AG                          2,401      210,541       0.0%
    Delticom AG                            7,604       89,082       0.0%
    Deutsche Bank AG(5750355)          2,056,663   28,117,326       0.1%
    Deutsche Bank AG(D18190898)        1,493,279   20,398,191       0.1%
    Deutsche Beteiligungs AG              53,723    2,386,520       0.0%
    Deutsche Boerse AG                    87,885   11,819,566       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                      SHARES     VALUE++   OF NET ASSETS**
                                                     --------- ----------- ---------------
GERMANY -- (Continued)
    Deutsche EuroShop AG                               175,091 $ 6,292,854       0.0%
    Deutsche Lufthansa AG                            1,220,589  35,476,678       0.1%
    Deutsche Pfandbriefbank AG                         227,995   3,688,087       0.0%
    Deutsche Post AG                                   671,791  29,158,690       0.1%
    Deutsche Telekom AG                              4,893,747  85,658,257       0.3%
    Deutsche Telekom AG Sponsored ADR                  512,237   8,984,637       0.0%
    Deutsche Wohnen SE                                 365,283  17,239,406       0.1%
    Deutz AG                                           469,831   4,539,066       0.0%
*   Dialog Semiconductor P.L.C.                        207,825   4,424,299       0.0%
    DIC Asset AG                                       195,524   2,405,670       0.0%
*   Diebold Nixdorf AG                                  11,281     896,000       0.0%
    DMG Mori AG                                         23,446   1,350,699       0.0%
    Dr Hoenle AG                                        14,953   1,297,055       0.0%
    Draegerwerk AG & Co. KGaA                            9,031     554,824       0.0%
    Duerr AG                                           154,069  15,290,171       0.1%
    E.ON SE                                          5,371,567  58,817,351       0.2%
    Eckert & Ziegler AG                                 12,895     566,637       0.0%
    EDAG Engineering Group AG                            2,515      48,075       0.0%
    Elmos Semiconductor AG                              49,697   1,611,017       0.0%
#   ElringKlinger AG                                   161,679   2,922,987       0.0%
*   Euromicron AG                                       16,110     135,931       0.0%
    Evonik Industries AG                               249,574   8,867,403       0.0%
    Fielmann AG                                         62,483   5,131,038       0.0%
*   First Sensor AG                                     16,034     451,887       0.0%
    Francotyp-Postalia Holding AG Class A               22,684      94,145       0.0%
    Fraport AG Frankfurt Airport Services Worldwide    120,784  11,688,928       0.0%
    Freenet AG                                         445,644  14,146,455       0.1%
    Fresenius Medical Care AG & Co. KGaA               246,513  25,013,862       0.1%
    Fresenius Medical Care AG & Co. KGaA ADR            48,688   2,462,152       0.0%
    Fresenius SE & Co. KGaA                            594,150  45,247,055       0.2%
    Fuchs Petrolub SE                                   43,434   2,231,662       0.0%
    GEA Group AG                                       316,588  12,360,583       0.1%
    Gerresheimer AG                                    200,702  16,326,137       0.1%
    Gerry Weber International AG                        88,376     841,853       0.0%
    Gesco AG                                            21,543     736,030       0.0%
    GFT Technologies SE                                104,310   1,648,003       0.0%
    Grammer AG                                          63,510   4,092,003       0.0%
    GRENKE AG                                           23,631   2,786,078       0.0%
*   H&R GmbH & Co. KGaA                                 68,558   1,008,396       0.0%
    Hamburger Hafen und Logistik AG                    178,840   4,294,378       0.0%
    Hannover Rueck SE                                   75,870  10,655,601       0.0%
#*  Hapag-Lloyd AG                                      46,804   2,003,550       0.0%
    HeidelbergCement AG                                263,189  25,736,483       0.1%
*   Heidelberger Druckmaschinen AG                   2,033,726   7,555,067       0.0%
    Hella GmbH & Co KGaA                               236,113  14,563,549       0.1%
    Henkel AG & Co. KGaA                                23,025   2,740,978       0.0%
    Highlight Communications AG                         35,442     239,702       0.0%
    Hochtief AG                                         70,173  12,804,286       0.1%
*   HolidayCheck Group AG                               84,735     286,513       0.0%
    Hornbach Baumarkt AG                                24,461     822,858       0.0%
    Hugo Boss AG                                       243,871  22,861,855       0.1%
    Indus Holding AG                                    62,194   4,451,061       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                   ------- ----------- ---------------
GERMANY -- (Continued)
    Infineon Technologies AG                       539,614 $13,817,193       0.1%
    Infineon Technologies AG ADR                   340,602   8,733,035       0.0%
    Init Innovation In Traffic Systems AG            3,587      85,694       0.0%
    Innogy SE                                      256,435  11,267,795       0.0%
    Isra Vision AG                                   9,966   2,194,620       0.0%
*   IVU Traffic Technologies AG                      8,565      52,318       0.0%
    Jenoptik AG                                     90,031   3,266,178       0.0%
#   K+S AG                                         882,838  25,928,642       0.1%
    KION Group AG                                  246,957  20,585,019       0.1%
    Kloeckner & Co. SE                             329,923   4,021,487       0.0%
    Koenig & Bauer AG                               87,648   7,193,590       0.0%
#   Krones AG                                       42,754   5,477,213       0.0%
    KSB SE & Co. KGaA                                  243     128,349       0.0%
    KWS Saat SE                                      4,098   1,478,701       0.0%
    Lanxess AG                                     498,499  36,925,961       0.1%
    LEG Immobilien AG                              214,219  24,700,118       0.1%
    Leifheit AG                                     20,776     610,107       0.0%
    Leoni AG                                       202,288  12,668,750       0.1%
*   Linde AG                                       109,174  24,185,891       0.1%
#*  LPKF Laser & Electronics AG                     26,897     241,749       0.0%
    MAN SE                                          37,424   4,313,578       0.0%
*   Manz AG                                         14,371     588,136       0.0%
    MasterFlex SE                                    1,291      13,469       0.0%
*   Mediclin AG                                     12,692      93,953       0.0%
#*  Medigene AG                                     22,268     358,786       0.0%
    Merck KGaA                                      68,420   6,683,963       0.0%
#   METRO AG                                       929,886  13,452,742       0.1%
    MLP SE                                         178,341   1,077,739       0.0%
    MTU Aero Engines AG                            220,081  37,856,283       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG  143,587  32,861,632       0.1%
    Nemetschek SE                                   61,765   7,401,727       0.0%
    Nexus AG                                         7,344     245,454       0.0%
#*  Nordex SE                                      238,396   2,731,305       0.0%
    Norma Group SE                                 243,404  17,847,414       0.1%
    OHB SE                                          33,474   1,486,182       0.0%
    OSRAM Licht AG                                 246,478  14,170,242       0.1%
    paragon AG                                       9,291     594,805       0.0%
*   Patrizia Immobilien AG                         206,208   4,116,410       0.0%
#*  Petro Welt Technologies AG                       6,669      52,357       0.0%
    Pfeiffer Vacuum Technology AG                   27,429   4,058,092       0.0%
    PNE Wind AG                                    376,663   1,116,640       0.0%
    Progress-Werk Oberkirch AG                       4,401     231,313       0.0%
    ProSiebenSat.1 Media SE                        337,161  12,231,544       0.1%
    PSI Software AG                                  7,029     140,621       0.0%
    Puma SE                                          3,288   1,600,997       0.0%
*   PVA TePla AG                                     8,269     156,544       0.0%
*   QIAGEN NV                                      147,931   4,839,038       0.0%
    QSC AG                                         517,954   1,027,236       0.0%
    R Stahl AG                                       3,704     129,513       0.0%
    Rational AG                                      7,008   4,382,879       0.0%
    Rheinmetall AG                                 240,472  31,425,187       0.1%
    RHOEN-KLINIKUM AG                              101,327   3,313,234       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                            --------- ----------- ---------------
GERMANY -- (Continued)
    RIB Software SE                            88,868 $ 2,354,963       0.0%
    RTL Group SA                               47,242   3,887,518       0.0%
    RWE AG                                  1,919,080  45,869,326       0.2%
    S&T AG                                    155,309   3,986,799       0.0%
    SAF-Holland SA                            142,794   2,658,829       0.0%
    Salzgitter AG                             209,050  11,480,113       0.0%
    SAP SE                                    121,724  13,524,216       0.1%
    SAP SE Sponsored ADR                       52,887   5,861,466       0.0%
*   Schaltbau Holding AG                       20,242     627,082       0.0%
    Scout24 AG                                 14,631     756,103       0.0%
    Secunet Security Networks AG                2,575     304,485       0.0%
*   SGL Carbon SE                              34,204     459,250       0.0%
    SHW AG                                     30,016   1,281,641       0.0%
    Siemens AG                                242,446  30,789,392       0.1%
    Siemens AG Sponsored ADR                  234,786  14,894,824       0.1%
    Siltronic AG                               79,861  12,787,874       0.1%
    Sixt Leasing SE                            38,762     832,242       0.0%
    Sixt SE                                    83,746   9,854,379       0.0%
#   SMA Solar Technology AG                    37,435   2,300,737       0.0%
*   SMT Scharf AG                               4,136      84,685       0.0%
    Softing AG                                  4,181      44,802       0.0%
    Software AG                               117,823   5,791,993       0.0%
*   Solartech International Holdings, Ltd.  1,920,000     291,143       0.0%
    Stabilus SA                                33,886   3,046,178       0.0%
    Stroeer SE & Co. KGaA                     100,789   7,377,229       0.0%
    Suedzucker AG                             320,247   5,322,690       0.0%
*   SUESS MicroTec SE                          82,433   1,266,737       0.0%
    Surteco SE                                 28,112     897,978       0.0%
    Symrise AG                                185,942  15,030,015       0.1%
    TAG Immobilien AG                         430,283   9,092,716       0.0%
    Takkt AG                                  146,923   3,034,865       0.0%
*   Talanx AG                                 156,562   7,053,906       0.0%
    Technotrans AG                             17,002     859,549       0.0%
*   Tele Columbus AG                           40,126     368,122       0.0%
    Telefonica Deutschland Holding AG       1,028,740   4,909,682       0.0%
    ThyssenKrupp AG                           317,259   8,252,128       0.0%
    TLG Immobilien AG                         155,432   4,471,587       0.0%
*   Tom Tailor Holding SE                     162,592   1,751,096       0.0%
    Uniper SE                                 749,667  23,179,079       0.1%
    United Internet AG                        161,055  10,410,206       0.0%
    VERBIO Vereinigte BioEnergie AG           102,262     492,176       0.0%
    Volkswagen AG                              69,851  14,221,605       0.1%
    Vonovia SE                                275,027  13,780,187       0.1%
*   Vossloh AG                                 27,664   1,400,964       0.0%
    VTG AG                                     76,559   4,367,434       0.0%
    Wacker Chemie AG                           78,727  14,147,434       0.1%
    Wacker Neuson SE                           96,024   3,089,161       0.0%
    Washtec AG                                 52,473   5,043,906       0.0%
    Wirecard AG                                31,196   4,220,850       0.0%
    Wuestenrot & Wuerttembergische AG          66,484   1,602,050       0.0%
    XING SE                                    10,679   3,310,166       0.0%
*   Zalando SE                                 32,986   1,697,349       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                             ---------- -------------- ---------------
GERMANY -- (Continued)
    Zeal Network SE                                              39,999 $    1,291,377       0.0%
                                                                        --------------       ---
TOTAL GERMANY                                                            2,092,268,465       7.2%
                                                                        --------------       ---
HONG KONG -- (2.6%)
*   13 Holdings, Ltd. (The)                                     825,500         59,865       0.0%
    Aeon Credit Service Asia Co., Ltd.                           26,000         21,068       0.0%
    Aeon Stores Hong Kong Co., Ltd.                              32,000         19,630       0.0%
#   Agritrade Resources, Ltd.                                14,240,000      2,663,937       0.0%
    AIA Group, Ltd.                                           8,634,000     77,163,762       0.3%
    Alco Holdings, Ltd.                                         504,000         88,431       0.0%
#   Allied Group, Ltd.                                           76,000        478,211       0.0%
    Allied Properties HK, Ltd.                                4,314,393        859,713       0.0%
    Alltronics Holdings, Ltd.                                   894,800        286,573       0.0%
*   Anxian Yuan China Holdings, Ltd.                          3,140,000         21,358       0.0%
    APAC Resources, Ltd.                                        121,377         19,697       0.0%
#*  Applied Development Holdings, Ltd.                        9,075,000        725,400       0.0%
    APT Satellite Holdings, Ltd.                              1,641,250        777,399       0.0%
    Arts Optical International Hldgs, Ltd.                       70,000         17,854       0.0%
    Asia Financial Holdings, Ltd.                               400,000        248,084       0.0%
    Asia Satellite Telecommunications Holdings, Ltd.            162,000        127,632       0.0%
    Asia Standard International Group, Ltd.                   1,615,561        387,296       0.0%
    Asiasec Properties, Ltd.                                     48,000         13,402       0.0%
    ASM Pacific Technology, Ltd.                                582,500      7,982,191       0.0%
    Associated International Hotels, Ltd.                        79,000        249,250       0.0%
*   Auto Italia Holdings                                      2,475,000         27,634       0.0%
#   Bank of East Asia, Ltd. (The)                             1,867,652      8,200,986       0.1%
*   Beijing Gas Blue Sky Holdings, Ltd.                       4,152,000        269,053       0.0%
    BeijingWest Industries International, Ltd.                1,032,400        148,950       0.0%
#   BOC Aviation, Ltd.                                          550,700      3,219,837       0.0%
    BOC Hong Kong Holdings, Ltd.                              4,333,000     22,399,541       0.1%
    BOE Varitronix, Ltd.                                      1,397,000        672,076       0.0%
#*  Bonjour Holdings, Ltd.                                    5,884,000        249,904       0.0%
    Bossini International Holdings, Ltd.                      2,184,000         98,647       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.         3,660,000      1,192,944       0.0%
*   Brightoil Petroleum Holdings, Ltd.                        9,893,000      1,418,031       0.0%
*   Brockman Mining, Ltd.                                     2,850,520         42,636       0.0%
*   Burwill Holdings, Ltd.                                    9,641,600        432,944       0.0%
    Cafe de Coral Holdings, Ltd.                              1,374,000      3,373,732       0.0%
*   Camsing International Holding, Ltd.                         416,000        319,046       0.0%
*   Cash Financial Services Group, Ltd.                       1,998,000         43,149       0.0%
    Cathay Pacific Airways, Ltd.                              3,612,000      5,799,420       0.0%
    CCT Fortis Holdings, Ltd.                                   216,000         26,245       0.0%
*   CCT Land Holdings, Ltd.                                  15,680,000         19,978       0.0%
#   Century City International Holdings, Ltd.                 1,424,000        135,436       0.0%
    CGN Mining Co., Ltd.                                      2,380,000        156,652       0.0%
    Chen Hsong Holdings                                         360,000        102,270       0.0%
    Cheuk Nang Holdings, Ltd.                                   109,590         63,263       0.0%
    Chevalier International Holdings, Ltd.                      130,276        204,482       0.0%
*   China Best Group Holding, Ltd.                            5,100,000         54,234       0.0%
*   China Chuanglian Education Financial Group, Ltd.          2,472,000         30,874       0.0%
    China Display Optoelectronics Technology Holdings, Ltd.   1,352,000        114,374       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                               ---------- ----------- ---------------
HONG KONG -- (Continued)
*   China Energy Development Holdings, Ltd.                    33,734,000 $   330,809       0.0%
    China Flavors & Fragrances Co., Ltd.                          981,350     331,685       0.0%
*   China Fortune Financial Group, Ltd.                         3,118,000      51,726       0.0%
#   China Goldjoy Group, Ltd.                                   1,560,000     102,315       0.0%
*   China Healthcare Enterprise Group, Ltd.                     2,396,000      71,271       0.0%
*   China Healthwise Holdings, Ltd.                             2,824,000      35,311       0.0%
*   China HKBridge Holdings, Ltd.                                  32,000       8,956       0.0%
#*  China LNG Group, Ltd.                                       1,994,000     279,194       0.0%
*   China Ludao Technology Co., Ltd.                              404,000      66,320       0.0%
*   China Medical & Healthcare Group, Ltd.                      1,040,000      38,697       0.0%
    China Motor Bus Co., Ltd.                                       6,800      85,177       0.0%
*   China Oceanwide International Financial, Ltd.                 100,000      13,339       0.0%
#*  China Smarter Energy Group Holdings, Ltd.                   1,462,000     208,935       0.0%
*   China Soft Power Technology Holdings, Ltd.                 16,487,301     227,362       0.0%
*   China Solar Energy Holdings, Ltd.                           1,033,500       4,444       0.0%
*   China Star Entertainment, Ltd.                              2,502,000     104,221       0.0%
#*  China Strategic Holdings, Ltd.                             24,820,000     264,206       0.0%
    China Ting Group Holdings, Ltd.                             1,862,000      90,820       0.0%
#   Chinese Estates Holdings, Ltd.                                977,000   1,453,140       0.0%
*   Chinlink International Holdings, Ltd.                         634,800      76,850       0.0%
    Chow Sang Sang Holdings International, Ltd.                 1,275,000   2,799,097       0.0%
    Chow Tai Fook Jewellery Group, Ltd.                         1,974,000   2,545,010       0.0%
    CHTC Fong's Industries Co., Ltd.                               54,000      12,325       0.0%
    Chuang's China Investments, Ltd.                            4,174,219     301,703       0.0%
    Chuang's Consortium International, Ltd.                     4,259,553     961,497       0.0%
    CITIC Telecom International Holdings, Ltd.                  8,345,000   2,458,028       0.0%
    CK Asset Holdings, Ltd.                                     1,267,408  10,941,488       0.1%
    CK Hutchison Holdings, Ltd.                                 2,846,908  33,664,277       0.1%
    CK Infrastructure Holdings, Ltd.                              746,045   5,888,092       0.0%
#   CK Life Sciences Intl Holdings, Inc.                       11,806,000     852,335       0.0%
    CLP Holdings, Ltd.                                            737,500   7,658,256       0.0%
#   CMBC Capital Holdings, Ltd.                                 3,480,000     272,896       0.0%
*   CMMB Vision Holdings, Ltd.                                  7,760,000     187,755       0.0%
    CNQC International Holdings, Ltd.                           3,362,500   1,221,193       0.0%
    CNT Group, Ltd.                                               814,000      42,577       0.0%
*   Common Splendor International Health Industry Group, Ltd.   4,378,000     451,352       0.0%
*   Continental Holdings, Ltd.                                    440,000       7,481       0.0%
#   Convenience Retail Asia, Ltd.                                  58,000      27,277       0.0%
#*  Convoy Global Holdings, Ltd.                               25,290,000     403,743       0.0%
#   Cowell e Holdings, Inc.                                     2,470,000     566,214       0.0%
*   CP Lotus Corp.                                              1,420,000      20,760       0.0%
*   Crocodile Garments                                          2,682,000     275,892       0.0%
#   Cross-Harbour Holdings, Ltd. (The)                            206,000     340,190       0.0%
    CSI Properties, Ltd.                                       22,624,200   1,461,942       0.0%
*   CST Group, Ltd.                                            47,232,000     209,523       0.0%
#   CW Group Holdings, Ltd.                                     2,284,500     349,997       0.0%
    Dah Sing Banking Group, Ltd.                                1,493,302   3,546,096       0.0%
    Dah Sing Financial Holdings, Ltd.                             741,644   4,952,457       0.0%
    Dickson Concepts International, Ltd.                          361,000     131,974       0.0%
*   Digital Domain Holdings, Ltd.                                 570,000      11,917       0.0%
    Eagle Nice International Holdings, Ltd.                     1,394,000     650,863       0.0%
    EcoGreen International Group, Ltd.                            270,240      48,736       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES      VALUE++   OF NET ASSETS**
                                                             ----------- ----------- ---------------
HONG KONG -- (Continued)
*   eForce Holdings, Ltd.                                      4,144,000 $   104,042       0.0%
    Emperor Capital Group, Ltd.                               15,000,000   1,155,971       0.0%
    Emperor Entertainment Hotel, Ltd.                          2,825,000     635,295       0.0%
    Emperor International Holdings, Ltd.                       6,332,416   1,920,963       0.0%
    Emperor Watch & Jewellery, Ltd.                           16,790,000   1,149,782       0.0%
#   Enerchina Holdings, Ltd.                                   7,975,500     454,145       0.0%
*   ENM Holdings, Ltd.                                         2,608,000     256,726       0.0%
#*  Esprit Holdings, Ltd.                                      7,057,613   2,438,531       0.0%
*   eSun Holdings, Ltd.                                          963,000     152,515       0.0%
*   Eternity Investment, Ltd.                                    520,000      12,265       0.0%
#   Fairwood Holdings, Ltd.                                      233,500     890,453       0.0%
    Far East Consortium International, Ltd.                    6,519,872   3,723,383       0.0%
*   Far East Holdings International, Ltd.                      1,140,000     106,500       0.0%
#   FIH Mobile, Ltd.                                          11,222,000   1,923,939       0.0%
    First Pacific Co., Ltd.                                    9,105,756   4,662,777       0.0%
*   First Shanghai Investments, Ltd.                           3,688,000     385,326       0.0%
    Fountain SET Holdings, Ltd.                                3,596,000     553,040       0.0%
    Four Seas Mercantile Holdings, Ltd.                           36,000      15,815       0.0%
*   Freeman FinTech Corp., Ltd.                                8,160,000   1,210,369       0.0%
    Fulum Group Holdings, Ltd.                                    88,000       8,616       0.0%
#   Future Bright Holdings, Ltd.                               1,410,000     146,724       0.0%
*   Future World Financial Holdings, Ltd.                        187,783       4,490       0.0%
*   G-Resources Group, Ltd.                                  118,426,200     962,284       0.0%
    Galaxy Entertainment Group, Ltd.                           1,604,000  14,039,209       0.1%
#*  GCL New Energy Holdings, Ltd.                             34,668,000   1,922,908       0.0%
#   Genting Hong Kong, Ltd.                                      678,000     124,376       0.0%
    Get Nice Financial Group, Ltd.                               530,824      85,915       0.0%
    Get Nice Holdings, Ltd.                                   27,797,000   1,022,684       0.0%
    Giordano International, Ltd.                               9,044,000   5,526,560       0.0%
*   Global Brands Group Holding, Ltd.                         29,711,250   1,464,142       0.0%
#   Glorious Sun Enterprises, Ltd.                             1,555,000     171,608       0.0%
    Gold Peak Industries Holdings, Ltd.                          605,000      65,616       0.0%
#*  Gold-Finance Holdings, Ltd.                                1,034,000     410,447       0.0%
    Golden Resources Development International, Ltd.             924,000      55,842       0.0%
#*  Good Resources Holdings, Ltd.                              5,300,000     181,536       0.0%
    Goodbaby International Holdings, Ltd.                      1,235,000     783,894       0.0%
*   GR Properties, Ltd.                                          348,000      35,325       0.0%
    Great Eagle Holdings, Ltd.                                   385,249   1,946,007       0.0%
*   Greenheart Group, Ltd.                                       142,000      18,353       0.0%
*   Greentech Technology International, Ltd.                   1,300,000      22,134       0.0%
    Guangnan Holdings, Ltd.                                    1,750,000     204,604       0.0%
    Guoco Group, Ltd.                                             20,000     265,456       0.0%
#   Guotai Junan International Holdings, Ltd.                 16,122,000   4,817,010       0.0%
    Haitong International Securities Group, Ltd.               7,053,424   4,111,706       0.0%
    Hang Lung Group, Ltd.                                      2,375,000   7,173,716       0.0%
    Hang Lung Properties, Ltd.                                 3,505,000   8,294,839       0.1%
    Hang Seng Bank, Ltd.                                         462,800  11,722,682       0.1%
    Hanison Construction Holdings, Ltd.                          621,496     112,974       0.0%
*   Hao Tian Development Group, Ltd.                          11,201,000     418,945       0.0%
    Harbour Centre Development, Ltd.                             158,000     293,257       0.0%
    Henderson Land Development Co., Ltd.                       1,113,673   7,061,300       0.0%
#   HK Electric Investments & HK Electric Investments, Ltd.    2,691,000   2,502,158       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE++   OF NET ASSETS**
                                                                      ----------- ----------- ---------------
HONG KONG -- (Continued)
    HKBN, Ltd.                                                          2,114,000 $ 2,959,884       0.0%
    HKR International, Ltd.                                             3,332,762   2,027,812       0.0%
    HKT Trust & HKT, Ltd.                                              11,481,000  15,105,379       0.1%
    Hon Kwok Land Investment Co., Ltd.                                    234,000     132,896       0.0%
    Hong Kong & China Gas Co., Ltd.                                     2,635,201   5,506,109       0.0%
#   Hong Kong Aircraft Engineering Co., Ltd.                              126,800     723,127       0.0%
#   Hong Kong Exchanges & Clearing, Ltd.                                  399,563  12,943,652       0.1%
#   Hong Kong Ferry Holdings Co., Ltd.                                    123,000     141,352       0.0%
#   Hong Kong International Construction Investment Management Group
      Co., Ltd.                                                           450,000     118,117       0.0%
    Hong Kong Shanghai Alliance Holdings, Ltd.                            196,000      17,007       0.0%
#*  Hong Kong Television Network, Ltd.                                  1,567,000     566,553       0.0%
#   Hongkong & Shanghai Hotels, Ltd. (The)                              1,431,924   2,170,209       0.0%
    Hongkong Chinese, Ltd.                                              2,187,143     381,267       0.0%
    Hop Hing Group Holdings, Ltd.                                       4,256,000      99,431       0.0%
    Hopewell Holdings, Ltd.                                             1,625,500   5,766,161       0.0%
#*  Hsin Chong Group Holdings, Ltd.                                     9,152,000      76,494       0.0%
*   Huan Yue Interactive Holdings, Ltd.                                   279,000      31,418       0.0%
*   Huarong International Financial Holdings, Ltd.                        101,000      19,819       0.0%
#*  Huarong Investment Stock Corp., Ltd.                                  495,000      53,912       0.0%
*   Huisheng International Holdings, Ltd.                                 640,000      23,546       0.0%
    Hung Hing Printing Group, Ltd.                                      1,064,524     242,492       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.               8,562,000   3,147,102       0.0%
    Hysan Development Co., Ltd.                                           962,215   5,600,257       0.0%
*   I-CABLE Communications, Ltd.                                        5,201,153     110,644       0.0%
    IGG, Inc.                                                           2,719,000   4,089,092       0.0%
*   Imagi International Holdings, Ltd.                                    930,799     117,254       0.0%
    International Housewares Retail Co., Ltd.                             382,000      77,187       0.0%
    iOne Holdings, Ltd.                                                 1,440,000      27,154       0.0%
    IPE Group, Ltd.                                                     2,010,000     366,508       0.0%
#*  IRC, Ltd.                                                           8,452,800     180,400       0.0%
    IT, Ltd.                                                            2,637,087   1,279,731       0.0%
#   ITC Properties Group, Ltd.                                          1,495,098     526,656       0.0%
    Johnson Electric Holdings, Ltd.                                     1,865,250   6,493,923       0.0%
    Kader Holdings Co., Ltd.                                            1,016,000     194,706       0.0%
    Kam Hing International Holdings, Ltd.                                  74,000       6,280       0.0%
    Karrie International Holdings, Ltd.                                 1,668,000     247,940       0.0%
    Kerry Logistics Network, Ltd.                                       2,428,791   3,708,843       0.0%
    Kerry Properties, Ltd.                                              2,387,083  11,411,496       0.1%
    Kingmaker Footwear Holdings, Ltd.                                   1,350,000     354,924       0.0%
#   Kingston Financial Group, Ltd.                                      7,789,000   4,009,183       0.0%
    Kowloon Development Co., Ltd.                                       1,627,000   1,832,818       0.0%
*   Kwan On Holdings, Ltd.                                                700,000      85,707       0.0%
    L'Occitane International SA                                         1,807,000   3,351,892       0.0%
    Lai Sun Development Co., Ltd.                                       1,124,893   1,737,993       0.0%
    Lam Soon Hong Kong, Ltd.                                               12,000      22,755       0.0%
*   Landing International Development, Ltd.                           223,380,000   5,064,995       0.0%
    Landsea Green Group Co., Ltd.                                         584,000      76,814       0.0%
*   LEAP Holdings Group, Ltd.                                             360,000      27,825       0.0%
*   Lerado Financial Group Co., Ltd.                                      740,000       2,244       0.0%
    Li & Fung, Ltd.                                                    27,335,250  13,747,527       0.1%
    Lifestyle International Holdings, Ltd.                              2,327,500   4,350,805       0.0%
    Lippo China Resources, Ltd.                                        12,586,000     390,049       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
HONG KONG -- (Continued)
    Lippo, Ltd.                                                236,000 $   124,031       0.0%
    Liu Chong Hing Investment, Ltd.                            838,000   1,347,371       0.0%
    Luk Fook Holdings International, Ltd.                    1,680,000   7,021,956       0.0%
    Luks Group Vietnam Holdings Co., Ltd.                      130,000      40,955       0.0%
    Lung Kee Bermuda Holdings                                  352,000     182,212       0.0%
#*  Macau Legend Development, Ltd.                           6,275,000     995,272       0.0%
    Magnificent Hotel Investment, Ltd.                       4,616,000     125,366       0.0%
#   Man Wah Holdings, Ltd.                                   8,056,800   5,958,634       0.0%
#*  Mason Group Holdings, Ltd.                              24,523,200     642,746       0.0%
#*  Master Glory Group, Ltd.(BYTP1T9)                       40,681,388     387,944       0.0%
*   Master Glory Group, Ltd.(BYTP1T9)                        1,716,040      16,398       0.0%
*   Maxnerva Technology Services, Ltd.                         130,000      21,887       0.0%
*   Mei Ah Entertainment Group, Ltd.                           820,000      28,159       0.0%
    Melco International Development, Ltd.                    3,535,000  13,087,762       0.1%
    Melco Resorts & Entertainment, Ltd. ADR                     47,606   1,485,783       0.0%
    MGM China Holdings, Ltd.                                   757,600   2,077,620       0.0%
    Microport Scientific Corp.                                 859,000   1,000,313       0.0%
#*  Midland Holdings, Ltd.                                   2,090,000     567,060       0.0%
*   Midland IC&I, Ltd.                                       1,008,000      42,363       0.0%
    Ming Fai International Holdings, Ltd.                      719,000     108,120       0.0%
#   Miramar Hotel & Investment                                 378,000     741,017       0.0%
    Modern Dental Group, Ltd.                                  566,000     162,147       0.0%
#*  Mongolian Mining Corp.                                  15,793,250     300,075       0.0%
    MTR Corp., Ltd.                                          1,016,884   5,713,627       0.0%
    NagaCorp, Ltd.                                          11,416,000  11,802,380       0.1%
    Nameson Holdings, Ltd.                                   2,898,000     575,637       0.0%
    National Electronic Hldgs                                   61,600       9,082       0.0%
*   National United Resources Holdings, Ltd.                 3,320,000      11,252       0.0%
*   Neo-Neon Holdings, Ltd.                                  1,329,000     144,969       0.0%
*   NEW Concepts Holdings, Ltd.                                632,000     313,027       0.0%
*   New Sports Group, Ltd.                                     763,500      77,188       0.0%
*   New Times Energy Corp., Ltd.                             7,013,000     163,837       0.0%
    New World Development Co., Ltd.                         10,494,215  15,389,979       0.1%
#*  Newocean Energy Holdings, Ltd.                           4,708,000   1,096,575       0.0%
*   Newtree Group Holdings, Ltd.                               660,000      49,549       0.0%
*   Next Digital, Ltd.                                       1,774,000      60,900       0.0%
*   Nine Express, Ltd.                                       1,746,000      75,280       0.0%
#   NWS Holdings, Ltd.                                       2,362,221   4,657,856       0.0%
*   OCI International Holdings, Ltd.                            40,000       6,884       0.0%
#   OP Financial, Ltd.                                       1,436,000     572,910       0.0%
    Orange Sky Golden Harvest Entertainment Holdings, Ltd.   4,285,000     281,736       0.0%
    Orient Overseas International, Ltd.                        875,500   8,324,650       0.1%
    Oriental Watch Holdings                                  1,618,240     529,507       0.0%
*   Pacific Andes International Holdings, Ltd.              11,918,411      41,608       0.0%
*   Pacific Basin Shipping, Ltd.                            18,047,000   4,798,591       0.0%
    Pacific Textiles Holdings, Ltd.                          4,089,000   3,740,705       0.0%
    Paliburg Holdings, Ltd.                                    896,790     392,046       0.0%
#*  Paradise Entertainment, Ltd.                             1,944,000     239,015       0.0%
    PC Partner Group, Ltd.                                     982,000     654,488       0.0%
    PCCW, Ltd.                                              17,456,265  10,790,615       0.1%
*   Pearl Oriental Oil, Ltd.                                 4,734,627      88,073       0.0%
    Pegasus International Holdings, Ltd.                        82,000      11,119       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
HONG KONG -- (Continued)
    Perfect Shape Beauty Technology, Ltd.           988,000 $   140,241       0.0%
#   Pico Far East Holdings, Ltd.                  3,230,000   1,312,479       0.0%
    Playmates Holdings, Ltd.                      3,856,000     528,471       0.0%
    Playmates Toys, Ltd.                          4,012,000     443,613       0.0%
    Plover Bay Technologies, Ltd.                   904,000     182,761       0.0%
    Polytec Asset Holdings, Ltd.                  4,795,000     408,273       0.0%
    Power Assets Holdings, Ltd.                     737,000   5,483,899       0.0%
    Prada SpA                                       509,100   2,586,379       0.0%
*   PT International Development Co., Ltd.        3,548,550     243,974       0.0%
    Public Financial Holdings, Ltd.                 744,000     318,667       0.0%
    PuraPharm Corp., Ltd.                           387,000     119,436       0.0%
*   PYI Corp., Ltd.                              18,298,552     322,872       0.0%
#*  Realord Group Holdings, Ltd.                    636,000     388,867       0.0%
#   Regal Hotels International Holdings, Ltd.     1,375,400     920,797       0.0%
*   Regent Pacific Group, Ltd.                    7,980,000     262,571       0.0%
#   Regina Miracle International Holdings, Ltd.     875,000     750,763       0.0%
    SA SA International Holdings, Ltd.            5,093,171   3,160,203       0.0%
    Samsonite International SA                    3,293,700  14,898,601       0.1%
    Sands China, Ltd.                               694,400   4,013,199       0.0%
    SAS Dragon Holdings, Ltd.                     1,306,000     385,111       0.0%
#   SEA Holdings, Ltd.                              653,918   1,079,851       0.0%
    Shangri-La Asia, Ltd.                         2,404,166   4,678,783       0.0%
#   Shenwan Hongyuan HK, Ltd.                     1,895,000     583,989       0.0%
*   Shougang Concord Grand Group, Ltd.              334,000       8,197       0.0%
    Shun Ho Property Investments, Ltd.               70,224      25,470       0.0%
    Shun Tak Holdings, Ltd.                       6,764,250   2,783,951       0.0%
*   Silver base Group Holdings, Ltd.              2,706,000     212,582       0.0%
#*  Sincere Watch Hong Kong, Ltd.                 5,990,000      87,516       0.0%
    Sing Tao News Corp., Ltd.                       892,000     123,631       0.0%
    Singamas Container Holdings, Ltd.             6,378,000   1,015,995       0.0%
    Sino Land Co., Ltd.                           5,450,095   9,407,816       0.1%
    SITC International Holdings Co., Ltd.         4,380,000   4,666,651       0.0%
    Sitoy Group Holdings, Ltd.                    1,298,000     278,105       0.0%
    SJM Holdings, Ltd.                            7,198,699   7,210,422       0.0%
    Sky Light Holdings, Ltd.                        362,000      41,047       0.0%
#   SmarTone Telecommunications Holdings, Ltd.    2,455,430   2,595,915       0.0%
*   SOCAM Development, Ltd.                       1,466,488     333,429       0.0%
#*  Solartech International Holdings, Ltd.        9,140,000   1,465,483       0.0%
*   Solomon Systech International, Ltd.           5,494,000     236,270       0.0%
#   Soundwill Holdings, Ltd.                        228,000     405,570       0.0%
*   South China Financial Holdings, Ltd.         25,300,000     128,137       0.0%
*   South China Holdings Co., Ltd.                2,720,000      91,553       0.0%
    Stella International Holdings, Ltd.           1,573,000   1,853,604       0.0%
*   Stelux Holdings International, Ltd.             637,600      50,973       0.0%
*   Success Universe Group, Ltd.                  3,996,000     125,226       0.0%
#*  Summit Ascent Holdings, Ltd.                  2,860,000     341,685       0.0%
    Sun Hing Vision Group Holdings, Ltd.            122,000      49,387       0.0%
    Sun Hung Kai & Co., Ltd.                      3,174,787   1,958,644       0.0%
    Sun Hung Kai Properties, Ltd.                 1,388,511  22,361,180       0.1%
#*  Suncorp Technologies, Ltd.                    4,380,000      12,152       0.0%
    Sunwah Kingsway Capital Holdings, Ltd.        3,900,000      48,995       0.0%
    Swire Pacific, Ltd. Class A                   1,061,500  10,489,009       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
HONG KONG -- (Continued)
    Swire Pacific, Ltd. Class B                              1,830,000 $ 3,083,771       0.0%
    Swire Properties, Ltd.                                     675,850   2,398,921       0.0%
#   TAI Cheung Holdings, Ltd.                                  644,000     709,339       0.0%
    Tai Sang Land Development, Ltd.                            145,523      94,398       0.0%
#   Tai United Holdings, Ltd.                                2,025,000     205,964       0.0%
*   Talent Property Group, Ltd.                             19,560,000     214,432       0.0%
    Tan Chong International, Ltd.                              372,000     128,362       0.0%
    Tao Heung Holdings, Ltd.                                   703,000     127,798       0.0%
    Techtronic Industries Co., Ltd.                          3,200,500  18,749,133       0.1%
#   Television Broadcasts, Ltd.                              1,034,900   3,284,303       0.0%
*   Termbray Industries International Holdings, Ltd.           112,000       8,593       0.0%
    Texwinca Holdings, Ltd.                                  3,744,000   1,882,418       0.0%
*   Theme International Holdings, Ltd.                         850,000      19,676       0.0%
    TK Group Holdings, Ltd.                                    492,000     364,366       0.0%
#*  Tom Group, Ltd.                                            320,000      89,288       0.0%
#   Town Health International Medical Group, Ltd.              444,000      29,275       0.0%
    Tradelink Electronic Commerce, Ltd.                      2,244,000     381,592       0.0%
    Transport International Holdings, Ltd.                     992,097   3,005,895       0.0%
*   Trinity, Ltd.                                            4,822,000     486,837       0.0%
*   TSC Group Holdings, Ltd.                                 1,762,000     152,659       0.0%
#   Tsui Wah Holdings, Ltd.                                  2,518,000     355,362       0.0%
    Union Medical Healthcare, Ltd.                             338,000     157,528       0.0%
#*  United Laboratories International Holdings, Ltd. (The)   3,727,500   4,043,792       0.0%
*   Universe International Financial Holdings, Ltd.            210,000      18,683       0.0%
*   Up Energy Development Group, Ltd.                        2,252,000       6,944       0.0%
*   Value Convergence Holdings, Ltd.                         1,288,000     224,221       0.0%
    Value Partners Group, Ltd.                                 987,000     933,608       0.0%
    Vanke Property Overseas, Ltd.                              123,000      74,969       0.0%
    Vantage International Holdings, Ltd.                     1,038,000     111,564       0.0%
    Vedan International Holdings, Ltd.                       1,404,000     139,728       0.0%
*   Victory City International Holdings, Ltd.               20,820,814     285,013       0.0%
    Vitasoy International Holdings, Ltd.                     2,206,000   5,850,059       0.0%
#   VPower Group International Holdings, Ltd.                   35,000      18,214       0.0%
#   VSTECS Holdings, Ltd.                                    3,845,200   2,006,235       0.0%
#   VTech Holdings, Ltd.                                       539,900   6,573,965       0.0%
    Wai Kee Holdings, Ltd.                                     248,000     143,433       0.0%
*   Wan Kei Group Holdings, Ltd.                               550,000      95,810       0.0%
    Wang On Group, Ltd.                                     13,900,000     202,653       0.0%
    Water Oasis Group, Ltd.                                    326,000      35,744       0.0%
*   We Solutions, Ltd.                                         265,200      54,332       0.0%
    WH Group, Ltd.                                          22,669,500  23,469,166       0.1%
    Wharf Holdings, Ltd. (The)                               2,590,750   8,619,050       0.1%
    Wharf Real Estate Investment Co., Ltd.                     866,750   6,498,672       0.0%
    Wheelock & Co., Ltd.                                     1,309,000   9,711,746       0.1%
    Win Hanverky Holdings, Ltd.                                976,000      94,176       0.0%
*   Winfull Group Holdings, Ltd.                             3,696,000      70,975       0.0%
    Wing On Co. International, Ltd.                            123,137     457,981       0.0%
    Wing Tai Properties, Ltd.                                  438,000     339,529       0.0%
    Wonderful Sky Financial Group Holdings, Ltd.               892,000     153,551       0.0%
    Wong's Kong King International                             218,000      34,418       0.0%
    Wynn Macau, Ltd.                                         1,242,400   4,591,114       0.0%
    Xinyi Glass Holdings, Ltd.                               9,332,000  13,415,677       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                               ---------- ------------ ---------------
HONG KONG -- (Continued)
#*  Yat Sing Holdings, Ltd.                       850,000 $     49,484       0.0%
    Yau Lee Holdings, Ltd.                        134,000       24,191       0.0%
    Yeebo International Holdings, Ltd.            814,000      228,956       0.0%
    YGM Trading, Ltd.                             103,000       79,570       0.0%
*   Yuan Heng Gas Holdings, Ltd.                  232,000       22,165       0.0%
    Yue Yuen Industrial Holdings, Ltd.          2,770,000    7,850,079       0.0%
#   Yugang International, Ltd.                 15,026,000      406,028       0.0%
*   ZH International Holdings, Ltd.             1,270,000       47,934       0.0%
                                                          ------------       ---
TOTAL HONG KONG                                            799,225,317       2.8%
                                                          ------------       ---
IRELAND -- (0.5%)
    AIB Group P.L.C.                               64,860      386,527       0.0%
    Bank of Ireland Group P.L.C.                2,373,001   21,289,140       0.1%
    C&C Group P.L.C.(B010DT8)                      24,767       94,229       0.0%
    C&C Group P.L.C.(B011Y09)                     819,537    3,080,954       0.0%
    CRH P.L.C.(4182249)                           173,628    6,165,773       0.0%
    CRH P.L.C.(0182704)                            71,685    2,544,175       0.0%
#   CRH P.L.C. Sponsored ADR                      605,171   21,398,846       0.1%
    Datalex P.L.C.                                  3,322       10,558       0.0%
    FBD Holdings P.L.C.(4330231)                   37,809      536,690       0.0%
    FBD Holdings P.L.C.(0329028)                   18,709      267,689       0.0%
    Glanbia P.L.C.(4058629)                       467,897    7,902,913       0.0%
    Glanbia P.L.C.(0066950)                        74,909    1,268,765       0.0%
    IFG Group P.L.C.                               65,151      126,803       0.0%
*   Independent News & Media P.L.C.             1,092,343      118,528       0.0%
    Irish Continental Group P.L.C.                325,742    2,206,732       0.0%
*   Kenmare Resources P.L.C.                          165          495       0.0%
    Kerry Group P.L.C. Class A(4519579)            24,811    2,529,236       0.0%
    Kerry Group P.L.C. Class A(0490656)            76,886    7,837,375       0.0%
    Kingspan Group P.L.C.(4491235)                594,979   26,934,051       0.1%
    Kingspan Group P.L.C.(0492793)                 19,320      870,514       0.0%
#   Paddy Power Betfair P.L.C.(BWXC0Z1)            51,120    5,040,794       0.0%
    Paddy Power Betfair P.L.C.(BWT6H89)            88,451    8,753,229       0.1%
*   Permanent TSB Group Holdings P.L.C.             5,510       11,578       0.0%
    Smurfit Kappa Group P.L.C.                    823,366   35,098,449       0.1%
                                                          ------------       ---
TOTAL IRELAND                                              154,474,043       0.5%
                                                          ------------       ---
ISRAEL -- (0.6%)
*   ADO Group, Ltd.                                49,983      911,319       0.0%
*   Africa Israel Properties, Ltd.                 45,957    1,059,373       0.0%
#*  Airport City, Ltd.                            218,821    2,498,242       0.0%
    Albaad Massuot Yitzhak, Ltd.                      660        8,691       0.0%
*   Allot Communications, Ltd.                     50,788      256,929       0.0%
    Alony Hetz Properties & Investments, Ltd.      36,388      322,783       0.0%
    Alrov Properties and Lodgings, Ltd.            25,436      858,936       0.0%
    Amot Investments, Ltd.                        353,557    1,742,395       0.0%
    Arad, Ltd.                                      1,421       12,984       0.0%
#*  Arko Holdings, Ltd.                           751,532      446,780       0.0%
    Ashtrom Group, Ltd.                             6,866       28,179       0.0%
    Ashtrom Properties, Ltd.                       96,703      405,577       0.0%
*   AudioCodes, Ltd.(6415352)                      15,700      112,641       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                            --------- ----------- ---------------
ISRAEL -- (Continued)
*   AudioCodes, Ltd.(M15342104)                                 2,000 $    14,400       0.0%
    Avgol Industries 1953, Ltd.                               191,668     194,511       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.    154,220     150,577       0.0%
    Azrieli Group, Ltd.                                        45,197   2,067,414       0.0%
#   Bank Hapoalim BM                                        2,558,428  17,472,564       0.1%
    Bank Leumi Le-Israel BM                                 4,202,470  24,793,098       0.1%
    Bayside Land Corp.                                          2,383   1,034,030       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.         1,878,121   2,369,317       0.0%
#   Big Shopping Centers, Ltd.                                 16,516   1,060,340       0.0%
    Blue Square Real Estate, Ltd.                              12,333     441,294       0.0%
*   Brack Capital Properties NV                                 5,332     591,804       0.0%
    Carasso Motors, Ltd.                                       17,763     110,978       0.0%
#*  Cellcom Israel, Ltd.(B23WQK8)                             271,460   1,850,047       0.0%
#*  Cellcom Israel, Ltd.(M2196U109)                            45,166     307,129       0.0%
    Ceragon Networks, Ltd.                                     99,230     260,975       0.0%
*   Clal Biotechnology Industries, Ltd.                       107,037      80,902       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                 105,709   1,654,090       0.0%
*   Compugen, Ltd.                                             19,559      68,917       0.0%
    Danel Adir Yeoshua, Ltd.                                    4,247     199,850       0.0%
    Delek Automotive Systems, Ltd.                            131,675     944,352       0.0%
#   Delek Group, Ltd.                                          11,532   1,723,640       0.0%
    Delta-Galil Industries, Ltd.                               50,061   1,432,150       0.0%
    Direct Insurance Financial Investments, Ltd.               84,151   1,024,884       0.0%
#   El Al Israel Airlines                                   1,912,217     548,610       0.0%
#   Elbit Systems, Ltd.(6308913)                               34,092   3,929,309       0.0%
    Elbit Systems, Ltd.(2311614)                                2,033     235,055       0.0%
    Electra Consumer Products 1970, Ltd.                       57,217     823,165       0.0%
    Electra, Ltd.                                               7,500   1,880,543       0.0%
*   Elron Electronic Industries, Ltd.                           6,344      26,400       0.0%
*   Energix-Renewable Energies, Ltd.                          317,806     289,483       0.0%
#*  Enlight Renewable Energy, Ltd.                            382,133     175,414       0.0%
*   Evogene, Ltd.                                              33,343     101,092       0.0%
    First International Bank Of Israel, Ltd.                  299,374   6,171,424       0.0%
    FMS Enterprises Migun, Ltd.                                10,674     320,655       0.0%
    Formula Systems 1985, Ltd.                                 50,639   1,741,324       0.0%
    Fox Wizel, Ltd.                                            40,295     698,401       0.0%
    Frutarom Industries, Ltd.                                  58,434   5,585,853       0.0%
*   Gilat Satellite Networks, Ltd.                             64,359     543,496       0.0%
    Hadera Paper, Ltd.                                          8,427     562,533       0.0%
    Ham-Let Israel-Canada, Ltd.                                15,679     334,900       0.0%
    Harel Insurance Investments & Financial Services, Ltd.    611,894   4,441,701       0.0%
    Hilan, Ltd.                                                41,769     912,767       0.0%
    IDI Insurance Co., Ltd.                                    18,627   1,121,309       0.0%
*   Industrial Buildings Corp., Ltd.                          292,430     374,402       0.0%
    Inrom Construction Industries, Ltd.                       180,234     758,103       0.0%
#   Israel Chemicals, Ltd.                                    776,894   3,471,829       0.0%
#*  Israel Discount Bank, Ltd. Class A                      1,936,348   5,361,576       0.0%
    Israel Land Development Co., Ltd. (The)                     8,256      84,670       0.0%
    Isras Investment Co., Ltd.                                    130      14,794       0.0%
    Issta Lines, Ltd.                                           2,307      48,414       0.0%
*   Jerusalem Oil Exploration                                  51,730   2,904,579       0.0%
*   Kamada, Ltd.                                               38,092     179,687       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                          --------- ------------ ---------------
ISRAEL -- (Continued)
    Kenon Holdings, Ltd.                                     36,481 $    566,367       0.0%
    Kerur Holdings, Ltd.                                     16,936      467,797       0.0%
    Klil Industries, Ltd.                                     3,102      279,675       0.0%
    Maabarot Products, Ltd.                                   1,704       18,198       0.0%
    Magic Software Enterprises, Ltd.                         12,571      102,875       0.0%
    Matrix IT, Ltd.                                         120,111    1,321,772       0.0%
#   Maytronics, Ltd.                                        125,829      600,311       0.0%
#*  Mazor Robotics, Ltd.                                     29,389      784,602       0.0%
#*  Mazor Robotics, Ltd. Sponsored ADR                        6,362      337,886       0.0%
    Mediterranean Towers, Ltd.                                4,997        9,235       0.0%
    Mega Or Holdings, Ltd.                                   23,050      276,209       0.0%
    Meitav Dash Investments, Ltd.                            31,654       98,557       0.0%
    Melisron, Ltd.                                           43,846    1,790,255       0.0%
    Menora Mivtachim Holdings, Ltd.                         102,333    1,146,009       0.0%
    Migdal Insurance & Financial Holding, Ltd.            1,678,948    1,644,329       0.0%
    Minrav Holdings, Ltd.                                       262       32,219       0.0%
    Mivtach Shamir Holdings, Ltd.                            16,391      325,214       0.0%
    Mizrahi Tefahot Bank, Ltd.                              534,321    9,765,869       0.1%
    Naphtha Israel Petroleum Corp., Ltd.                    193,367    1,213,378       0.0%
#   Nawi Brothers, Ltd.                                      16,063       79,571       0.0%
    Neto ME Holdings, Ltd.                                    4,285      378,238       0.0%
*   Nice, Ltd. Sponsored ADR                                 69,691    6,632,492       0.1%
*   Nova Measuring Instruments, Ltd.                         63,293    1,679,888       0.0%
*   NR Spuntech Industries, Ltd.                              7,973       20,860       0.0%
    Oil Refineries, Ltd.                                  7,268,153    3,144,961       0.0%
    Palram Industries 1990, Ltd.                              2,476       12,284       0.0%
*   Partner Communications Co., Ltd.                        502,126    2,068,140       0.0%
*   Partner Communications Co., Ltd. ADR                     11,519       47,573       0.0%
    Paz Oil Co., Ltd.                                        19,386    2,840,057       0.0%
*   Phoenix Holdings, Ltd. (The)                            320,539    1,635,813       0.0%
    Plasson Industries, Ltd.                                  9,525      442,705       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.     21,022      960,561       0.0%
*   Redhill Biopharma, Ltd. Sponsored ADR                     1,200        5,820       0.0%
#   Scope Metals Group, Ltd.                                 44,778    1,177,489       0.0%
    Shapir Engineering and Industry, Ltd.                   304,865      979,820       0.0%
#   Shikun & Binui, Ltd.                                  1,275,810    2,162,233       0.0%
#   Shufersal, Ltd.                                         433,104    2,479,345       0.0%
*   SodaStream International, Ltd.                            1,213      114,303       0.0%
    Strauss Group, Ltd.                                     110,282    2,268,849       0.0%
    Summit Real Estate Holdings, Ltd.                        45,996      413,553       0.0%
#*  Suny Cellular Communication, Ltd.                       384,387      219,024       0.0%
#   Tadiran Holdings, Ltd.                                   10,982      311,767       0.0%
    Teva Pharmaceutical Industries, Ltd.                        264        4,754       0.0%
#   Teva Pharmaceutical Industries, Ltd. Sponsored ADR      515,734    9,272,897       0.1%
*   Tower Semiconductor, Ltd.(6320605)                       22,626      590,066       0.0%
*   Tower Semiconductor, Ltd.(2898173)                      302,075    7,814,680       0.1%
*   Union Bank of Israel                                     95,255      489,265       0.0%
                                                                    ------------       ---
TOTAL ISRAEL                                                         181,181,345       0.6%
                                                                    ------------       ---
ITALY -- (3.1%)
#*  A.S. Roma SpA                                           260,137      182,052       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                           ---------- ----------- ---------------
ITALY -- (Continued)
    A2A SpA                                 8,668,404 $17,429,941       0.1%
    ACEA SpA                                  280,945   4,928,825       0.0%
#*  Aeffe SpA                                 131,764     470,148       0.0%
    Amplifon SpA                              285,153   5,326,878       0.0%
    Anima Holding SpA                       1,327,980   9,528,183       0.0%
*   Ansaldo STS SpA                           190,254   2,846,336       0.0%
*   Arnoldo Mondadori Editore SpA             970,715   1,898,647       0.0%
    Ascopiave SpA                             325,085   1,333,532       0.0%
    Assicurazioni Generali SpA              2,476,453  49,972,225       0.2%
#   Astaldi SpA                               270,013     765,409       0.0%
    Atlantia SpA                              526,867  17,439,209       0.1%
    Autogrill SpA                             491,602   6,265,292       0.0%
#   Azimut Holding SpA                        445,863   9,360,874       0.0%
    B&C Speakers SpA                            4,844      75,232       0.0%
*   Banca Carige SpA                          595,570       6,445       0.0%
#   Banca Finnat Euramerica SpA               271,040     150,045       0.0%
    Banca Generali SpA                        185,439   6,015,482       0.0%
    Banca IFIS SpA                            163,926   6,458,331       0.0%
#   Banca Mediolanum SpA                      875,178   7,014,111       0.0%
#*  Banca Monte dei Paschi di Siena SpA        20,323      65,576       0.0%
    Banca Popolare di Sondrio SCPA          1,441,141   6,808,612       0.0%
#   Banca Profilo SpA                         963,146     262,925       0.0%
#   Banca Sistema SpA                         231,586     636,100       0.0%
#*  Banco BPM SpA                           7,020,644  25,466,268       0.1%
#   Banco di Desio e della Brianza SpA         74,163     212,330       0.0%
    BasicNet SpA                               93,829     437,633       0.0%
#   BE                                        479,294     536,249       0.0%
    Biesse SpA                                 74,766   3,938,133       0.0%
#   BPER Banca                              3,183,261  18,375,321       0.1%
    Brembo SpA                                583,547   8,597,143       0.0%
    Brunello Cucinelli SpA                     82,542   2,741,632       0.0%
#   Buzzi Unicem SpA                          319,162   8,058,400       0.0%
#   Cairo Communication SpA                   439,478   1,981,839       0.0%
#*  Carraro SpA                               131,014     492,388       0.0%
    Cembre SpA                                 12,342     372,436       0.0%
    Cementir Holding SpA                      227,374   1,901,091       0.0%
    Cerved Information Solutions SpA          608,585   7,364,436       0.0%
    CIR-Compagnie Industriali Riunite SpA   1,688,588   2,219,816       0.0%
#   CNH Industrial NV                       1,464,786  18,023,528       0.1%
    Credito Emiliano SpA                      325,805   2,865,228       0.0%
#*  Credito Valtellinese SpA               29,114,345   4,531,083       0.0%
#*  d'Amico International Shipping SA       1,128,279     275,153       0.0%
    Danieli & C Officine Meccaniche SpA        54,638   1,502,708       0.0%
#   Datalogic SpA                              55,741   1,776,239       0.0%
#   Davide Campari-Milano SpA               1,408,398  10,550,230       0.1%
    De' Longhi SpA                            135,444   4,049,068       0.0%
    DeA Capital SpA                           578,808   1,047,319       0.0%
#   DiaSorin SpA                               70,370   6,630,663       0.0%
    Digital Bros SpA                           15,535     178,120       0.0%
    Ei Towers SpA                              80,402   4,653,668       0.0%
    El.En. SpA                                 27,770   1,092,923       0.0%
*   Elica SpA                                  93,876     258,552       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
ITALY -- (Continued)
    Emak SpA                                        129,645 $   208,972       0.0%
    Enav SpA                                        133,144     725,737       0.0%
    Enel SpA                                      6,230,059  39,521,751       0.2%
#   Eni SpA                                       2,250,866  44,000,834       0.2%
    Eni SpA Sponsored ADR                           214,005   8,382,576       0.0%
    ePrice SpA                                       21,483      48,940       0.0%
    ERG SpA                                         312,740   7,492,613       0.0%
#   Esprinet SpA                                    130,685     688,723       0.0%
*   Eurotech SpA                                     93,990     182,594       0.0%
*   Exprivia SpA                                     87,516     142,103       0.0%
    Falck Renewables SpA                            830,810   2,011,370       0.0%
#   Ferrari NV(BD6G507)                             159,399  19,554,583       0.1%
    Ferrari NV(BZ1GMK5)                                 890     109,185       0.0%
    Fiat Chrysler Automobiles NV(N31738102)         429,750   9,381,443       0.0%
    Fiat Chrysler Automobiles NV(BRJFWP3)         2,878,006  63,945,750       0.2%
#   Fila SpA                                         50,220   1,056,574       0.0%
*   Fincantieri SpA                               1,384,702   2,175,712       0.0%
    FinecoBank Banca Fineco SpA                   1,106,187  13,172,215       0.1%
    FNM SpA                                         588,695     476,001       0.0%
#*  GEDI Gruppo Editoriale SpA                      670,978     340,338       0.0%
#   Gefran SpA                                       13,587     141,450       0.0%
#   Geox SpA                                        272,993     918,201       0.0%
#   Gruppo MutuiOnline SpA                           66,601   1,278,051       0.0%
    Hera SpA                                      3,664,012  13,545,362       0.1%
    IMA Industria Macchine Automatiche SpA           56,889   5,520,240       0.0%
*   IMMSI SpA                                     1,354,153     984,413       0.0%
    Infrastrutture Wireless Italiane SpA            163,803   1,318,417       0.0%
#*  Intek Group SpA                               1,101,521     418,804       0.0%
    Interpump Group SpA                             276,527   8,784,396       0.0%
    Intesa Sanpaolo SpA                          11,738,025  44,650,915       0.2%
    Iren SpA                                      1,945,261   5,910,083       0.0%
    Italgas SpA                                   1,481,508   9,586,999       0.1%
    Italmobiliare SpA                                20,966     569,030       0.0%
#*  Juventus Football Club SpA                    1,627,536   1,234,798       0.0%
    La Doria SpA                                     68,108     993,163       0.0%
#   Leonardo SpA                                  1,363,717  15,757,199       0.1%
    Luxottica Group SpA                              70,933   4,425,193       0.0%
#   Maire Tecnimont SpA                             693,536   3,524,898       0.0%
    MARR SpA                                        105,540   3,183,976       0.0%
    Massimo Zanetti Beverage Group SpA               12,946     113,287       0.0%
#*  Mediaset SpA                                  3,331,187  13,217,840       0.1%
    Mediobanca Banca di Credito Finanziario SpA   1,679,553  20,352,011       0.1%
    Moncler SpA                                     405,928  18,295,936       0.1%
#*  Mondo TV SpA                                    139,146     746,758       0.0%
    Nice SpA                                         45,874     169,102       0.0%
*   Openjobmetis SpA agenzia per il lavoro           12,893     187,311       0.0%
    OVS SpA                                         542,029   2,302,188       0.0%
    Panariagroup Industrie Ceramiche SpA             65,947     289,430       0.0%
    Parmalat SpA                                    940,062   3,427,753       0.0%
    Piaggio & C SpA                               1,672,287   4,387,020       0.0%
    Poste Italiane SpA                              862,939   8,425,303       0.0%
    Prima Industrie SpA                              30,611   1,514,458       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                     SHARES     VALUE++    OF NET ASSETS**
                                                   ---------- ------------ ---------------
ITALY -- (Continued)
    Prysmian SpA                                      651,351 $ 19,147,784       0.1%
    RAI Way SpA                                        67,268      380,682       0.0%
    Recordati SpA                                     216,541    7,724,146       0.0%
    Reno de Medici SpA                                569,899      521,698       0.0%
    Reply SpA                                          59,716    3,774,143       0.0%
#*  Retelit SpA                                       308,330      725,391       0.0%
*   Rizzoli Corriere Della Sera Mediagroup SpA        409,382      576,632       0.0%
    Sabaf SpA                                          33,323      769,163       0.0%
    SAES Getters SpA                                   49,829    1,345,783       0.0%
#*  Safilo Group SpA                                  173,750      871,086       0.0%
#*  Saipem SpA                                      3,193,439   12,196,489       0.1%
#   Salini Impregilo SpA                            1,203,864    3,444,463       0.0%
#   Salvatore Ferragamo SpA                           162,850    4,811,928       0.0%
    Saras SpA                                       3,689,088    8,804,310       0.0%
    Servizi Italia SpA                                 44,755      291,567       0.0%
    Sesa SpA                                           17,279      547,900       0.0%
*   Snaitech SpA                                      412,090    1,087,270       0.0%
    Snam SpA                                        2,165,749   10,397,925       0.1%
    Societa Cattolica di Assicurazioni SC           1,041,872   11,092,713       0.1%
    Societa Iniziative Autostradali e Servizi SpA     408,700    8,657,501       0.0%
*   Sogefi SpA                                        358,326    1,402,918       0.0%
#   SOL SpA                                            92,468    1,267,409       0.0%
    Tamburi Investment Partners SpA                   155,888    1,153,269       0.0%
    Technogym SpA                                     301,903    3,662,465       0.0%
#*  Telecom Italia SpA                             31,877,381   31,447,237       0.1%
*   Telecom Italia SpA Sponsored ADR                  331,845    3,321,768       0.0%
#   Tenaris SA                                        235,043    4,404,997       0.0%
#   Tenaris SA ADR                                     10,207      381,538       0.0%
    Terna Rete Elettrica Nazionale SpA              2,136,046   12,820,383       0.1%
#*  Tiscali SpA                                     6,190,063      226,556       0.0%
#   Tod's SpA                                          57,604    4,447,935       0.0%
#*  Trevi Finanziaria Industriale SpA                 461,725      234,729       0.0%
#   TXT e-solutions SpA                                11,789      183,092       0.0%
    UniCredit SpA                                   1,740,322   37,730,031       0.1%
#   Unione di Banche Italiane SpA                   7,300,281   37,601,690       0.1%
    Unipol Gruppo SpA                               2,823,689   15,124,054       0.1%
#   UnipolSai Assicurazioni SpA                     4,805,927   12,915,730       0.1%
    Vittoria Assicurazioni SpA                        116,700    1,656,690       0.0%
*   Yoox Net-A-Porter Group SpA                        67,557    3,091,039       0.0%
    Zignago Vetro SpA                                  83,048      834,246       0.0%
                                                              ------------       ---
TOTAL ITALY                                                    976,238,356       3.4%
                                                              ------------       ---
JAPAN -- (22.8%)
    77 Bank, Ltd. (The)                               385,574    9,526,582       0.1%
    A&A Material Corp.                                  9,400      111,563       0.0%
    A&D Co., Ltd.                                      95,900      603,440       0.0%
    ABC-Mart, Inc.                                     70,800    4,666,019       0.0%
    Abist Co., Ltd.                                    10,700      466,145       0.0%
#*  Access Co., Ltd.                                   99,600      986,197       0.0%
#   Accretive Co., Ltd.                                49,800      154,816       0.0%
    Achilles Corp.                                     70,700    1,469,000       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
JAPAN -- (Continued)
#   Acom Co., Ltd.                         108,700 $   492,099       0.0%
#   AD Works Co., Ltd.                     931,200     339,929       0.0%
#   Ad-sol Nissin Corp.                     15,600     188,481       0.0%
#   Adastria Co., Ltd.                     159,100   2,760,101       0.0%
    ADEKA Corp.                            352,500   6,259,517       0.0%
#   Adtec Plasma Technology Co., Ltd.       19,400     329,453       0.0%
    Advan Co., Ltd.                         74,800     682,744       0.0%
#   Advanex, Inc.                            7,300     159,868       0.0%
#   Advantage Risk Management Co., Ltd.     24,200     301,381       0.0%
    Advantest Corp.                         43,700   1,039,417       0.0%
#   Adventure, Inc.                          2,800     393,977       0.0%
    Aeon Co., Ltd.                       1,682,969  33,629,528       0.1%
    Aeon Delight Co., Ltd.                 104,400   3,652,530       0.0%
    Aeon Fantasy Co., Ltd.                  39,600   2,082,509       0.0%
    AEON Financial Service Co., Ltd.       307,600   7,205,251       0.0%
#   Aeon Hokkaido Corp.                    113,600     828,968       0.0%
    Aeon Mall Co., Ltd.                    182,620   3,692,835       0.0%
#   Aeria, Inc.                             55,200     763,883       0.0%
    AFC-HD AMS Life Science Co., Ltd.        6,200      49,625       0.0%
*   AGORA Hospitality Group Co., Ltd.       41,000      13,061       0.0%
#   Agro-Kanesho Co., Ltd.                  31,200     826,150       0.0%
    AGS Corp.                                4,100      33,049       0.0%
    Ahresty Corp.                           87,000     789,681       0.0%
    Ai Holdings Corp.                      101,800   2,716,734       0.0%
    Aica Kogyo Co., Ltd.                   138,400   5,203,769       0.0%
    Aichi Bank, Ltd. (The)                  42,500   2,030,943       0.0%
#   Aichi Corp.                            182,800   1,300,204       0.0%
    Aichi Steel Corp.                       61,000   2,632,792       0.0%
    Aichi Tokei Denki Co., Ltd.             11,200     423,649       0.0%
    Aida Engineering, Ltd.                 166,500   1,939,672       0.0%
*   Aigan Co., Ltd.                         66,500     269,303       0.0%
#   Ain Holdings, Inc.                      94,800   6,313,960       0.0%
    Aiphone Co., Ltd.                       39,200     655,710       0.0%
    Air Water, Inc.                        729,700  14,096,330       0.1%
    Airport Facilities Co., Ltd.           106,400     615,591       0.0%
    Airtech Japan, Ltd.                      9,000      73,196       0.0%
    Aisan Industry Co., Ltd.               220,300   2,272,916       0.0%
    Aisin Seiki Co., Ltd.                  389,782  21,116,400       0.1%
    AIT Corp.                               23,000     251,380       0.0%
    Aizawa Securities Co., Ltd.            164,200   1,161,108       0.0%
    Ajinomoto Co., Inc.                    827,700  15,165,513       0.1%
    Ajis Co., Ltd.                          16,800     482,117       0.0%
    Akatsuki Corp.                          77,900     316,757       0.0%
#*  Akatsuki, Inc.                          13,000     558,413       0.0%
#*  Akebono Brake Industry Co., Ltd.       586,930   1,507,689       0.0%
    Akita Bank, Ltd. (The)                  87,600   2,396,039       0.0%
    Albis Co., Ltd.                         19,900     662,302       0.0%
#   Alconix Corp.                          128,900   2,302,896       0.0%
    Alfresa Holdings Corp.                 266,900   5,888,897       0.0%
    Alinco, Inc.                            73,200     728,960       0.0%
#*  Allied Telesis Holdings KK             229,600     366,748       0.0%
    Alpen Co., Ltd.                         99,000   2,173,477       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
JAPAN -- (Continued)
    Alpha Corp.                                 33,700 $   547,524       0.0%
    Alpha Systems, Inc.                         26,720     554,384       0.0%
#   Alpine Electronics, Inc.                   197,800   3,740,383       0.0%
    Alps Electric Co., Ltd.                    275,800   6,091,412       0.0%
    Alps Logistics Co., Ltd.                    29,100     240,376       0.0%
#   Altech Co., Ltd.                            30,600      99,820       0.0%
    Altech Corp.                                54,500   1,291,645       0.0%
    Amada Holdings Co., Ltd.                   389,900   4,680,472       0.0%
    Amano Corp.                                205,600   5,095,979       0.0%
    Amiyaki Tei Co., Ltd.                       19,900     977,336       0.0%
    Amuse, Inc.                                 67,600   1,968,256       0.0%
    ANA Holdings, Inc.                          55,100   2,181,083       0.0%
    Anest Iwata Corp.                          106,900   1,137,677       0.0%
    Anicom Holdings, Inc.                       34,800   1,143,614       0.0%
    Anritsu Corp.                               45,200     591,325       0.0%
    Aohata Corp.                                 2,600      59,684       0.0%
    AOI Electronic Co., Ltd.                    17,600     682,050       0.0%
    AOI TYO Holdings, Inc.                      47,310     657,757       0.0%
    AOKI Holdings, Inc.                        187,200   2,872,224       0.0%
#   Aomori Bank, Ltd. (The)                     80,200   2,496,732       0.0%
    Aoyama Trading Co., Ltd.                   206,800   7,964,736       0.1%
    Aoyama Zaisan Networks Co., Ltd.            32,000     566,709       0.0%
    Aozora Bank, Ltd.                          164,300   6,628,127       0.0%
#   Apaman Co., Ltd.                            44,700     534,021       0.0%
#*  Apic Yamada Corp.                           31,300      99,229       0.0%
    Arakawa Chemical Industries, Ltd.           93,300   1,701,396       0.0%
    Arata Corp.                                 41,400   2,453,613       0.0%
#   Araya Industrial Co., Ltd.                  17,700     343,187       0.0%
    Arcland Sakamoto Co., Ltd.                 105,800   1,669,231       0.0%
    Arcland Service Holdings Co., Ltd.          56,000   1,194,781       0.0%
    Arcs Co., Ltd.                             145,573   3,987,801       0.0%
#   Ardepro Co., Ltd.                          121,800      70,156       0.0%
    Arealink Co., Ltd.                          14,300     471,922       0.0%
    Argo Graphics, Inc.                         26,500     859,971       0.0%
    Ariake Japan Co., Ltd.                      25,200   2,161,606       0.0%
*   Arisawa Manufacturing Co., Ltd.            147,500   1,403,715       0.0%
#*  Arrk Corp.                                 246,100     280,596       0.0%
    Artnature, Inc.                             84,800     579,780       0.0%
    ArtSpark Holdings, Inc.                     45,900     408,003       0.0%
    As One Corp.                                20,290   1,378,097       0.0%
    Asahi Broadcasting Group Holdings Corp.     26,400     212,845       0.0%
    Asahi Co., Ltd.                             81,100     996,212       0.0%
    Asahi Diamond Industrial Co., Ltd.         203,700   1,951,207       0.0%
    Asahi Glass Co., Ltd.                      641,900  26,639,603       0.1%
    Asahi Group Holdings, Ltd.                 182,600   9,236,955       0.1%
    Asahi Holdings, Inc.                       103,700   1,893,523       0.0%
    Asahi Intecc Co., Ltd.                     143,400   5,002,000       0.0%
    Asahi Kasei Corp.                        2,623,000  36,066,849       0.1%
    Asahi Kogyosha Co., Ltd.                    17,800     586,065       0.0%
    Asahi Net, Inc.                             24,500     115,466       0.0%
    Asahi Yukizai Corp.                         84,000   1,401,640       0.0%
    Asante, Inc.                                12,600     225,957       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------- ----------- ---------------
JAPAN -- (Continued)
    Asanuma Corp.                        373,000 $ 1,367,761       0.0%
    Asax Co., Ltd.                         2,200      38,278       0.0%
#   Ashimori Industry Co., Ltd.           22,700     504,295       0.0%
    Asia Pile Holdings Corp.             138,100     811,386       0.0%
#   Asics Corp.                          482,700   9,121,377       0.1%
    ASKA Pharmaceutical Co., Ltd.         70,000   1,066,161       0.0%
#   ASKUL Corp.                           67,600   2,125,647       0.0%
#   Asrapport Dining Co., Ltd.            66,500     343,084       0.0%
    Astellas Pharma, Inc.                964,800  14,111,391       0.1%
#   Asti Corp.                            15,899     603,466       0.0%
#   Asukanet Co., Ltd.                    29,400     419,255       0.0%
    Asunaro Aoki Construction Co., Ltd.   70,000     674,814       0.0%
#   Ateam, Inc.                           41,500     862,632       0.0%
#   Atom Corp.                           278,800   2,517,074       0.0%
*   Atrae, Inc.                           14,400     412,147       0.0%
    Atsugi Co., Ltd.                     107,500   1,211,718       0.0%
    Autobacs Seven Co., Ltd.             188,200   3,552,710       0.0%
#   Aval Data Corp.                        4,900     113,308       0.0%
    Avex, Inc.                           182,600   2,520,586       0.0%
    Awa Bank, Ltd. (The)                 791,000   5,164,880       0.0%
#   Axell Corp.                           37,100     288,247       0.0%
    Axial Retailing, Inc.                 77,100   3,143,024       0.0%
    Azbil Corp.                          130,700   6,082,701       0.0%
    Bandai Namco Holdings, Inc.          219,800   7,437,765       0.0%
    Bando Chemical Industries, Ltd.      153,800   1,845,807       0.0%
    Bank of Iwate, Ltd. (The)             87,200   3,415,514       0.0%
    Bank of Kochi, Ltd. (The)             14,300     168,508       0.0%
    Bank of Kyoto, Ltd. (The)            166,399  10,003,161       0.1%
#   Bank of Nagoya, Ltd. (The)            88,299   3,283,840       0.0%
    Bank of Okinawa, Ltd. (The)           99,940   4,202,976       0.0%
    Bank of Saga, Ltd. (The)              71,100   1,631,342       0.0%
    Bank of the Ryukyus, Ltd.            102,300   1,569,280       0.0%
    Baroque Japan, Ltd.                   70,500     740,727       0.0%
    BayCurrent Consulting, Inc.           45,000   1,599,689       0.0%
    Beenos, Inc.                          36,600     549,719       0.0%
    Belc Co., Ltd.                        50,638   2,724,413       0.0%
    Bell System24 Holdings, Inc.         158,700   2,541,530       0.0%
    Belluna Co., Ltd.                    195,500   2,273,894       0.0%
#   Benefit One, Inc.                    121,600   2,843,511       0.0%
    Benesse Holdings, Inc.               147,200   5,361,501       0.0%
#*  Bengo4.com, Inc.                      23,600     384,587       0.0%
#   Bic Camera, Inc.                     423,300   6,937,013       0.0%
    BML, Inc.                            137,700   3,485,123       0.0%
#   Bookoff Corp.                         40,200     306,848       0.0%
    Bourbon Corp.                          2,100      55,782       0.0%
#   BP Castrol K.K.                       23,900     378,235       0.0%
    Br Holdings Corp.                     90,700     344,107       0.0%
#*  BrainPad, Inc.                        15,600     373,644       0.0%
    Bridgestone Corp.                    891,500  37,267,010       0.2%
#   Broadband Tower, Inc.                192,000     324,169       0.0%
    Broadleaf Co., Ltd.                  303,600   1,444,699       0.0%
#*  Broadmedia Corp.                     121,300      77,481       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                   --------- ----------- ---------------
JAPAN -- (Continued)
    BRONCO BILLY Co., Ltd.                            28,100 $ 1,100,901       0.0%
    Brother Industries, Ltd.                         659,600  14,148,142       0.1%
    Bunka Shutter Co., Ltd.                          224,500   2,231,309       0.0%
    C Uyemura & Co., Ltd.                              4,900     334,608       0.0%
    C'BON COSMETICS Co., Ltd.                          2,100      60,393       0.0%
    CAC Holdings Corp.                                68,900     697,153       0.0%
    Calbee, Inc.                                      88,500   2,980,237       0.0%
#   Can Do Co., Ltd.                                  62,200   1,032,869       0.0%
    Canare Electric Co., Ltd.                          1,300      28,219       0.0%
    Canon Electronics, Inc.                           76,400   1,777,053       0.0%
    Canon Marketing Japan, Inc.                      134,500   2,922,812       0.0%
    Canon, Inc.                                      470,934  16,199,740       0.1%
    Canon, Inc. Sponsored ADR                         57,577   1,975,467       0.0%
    Capcom Co., Ltd.                                 428,000   8,181,395       0.1%
#   Career Co., Ltd.                                   9,500     289,699       0.0%
    Career Design Center Co., Ltd.                    19,900     358,466       0.0%
#   Carlit Holdings Co., Ltd.                         81,200     786,684       0.0%
#   Casio Computer Co., Ltd.                         472,600   7,039,533       0.0%
    Cawachi, Ltd.                                     63,400   1,474,099       0.0%
    CCS, Inc.                                          1,900      78,472       0.0%
    CDS Co., Ltd.                                      1,300      17,475       0.0%
    Central Automotive Products, Ltd.                 12,600     195,418       0.0%
    Central Glass Co., Ltd.                          165,000   3,909,306       0.0%
    Central Japan Railway Co.                         38,500   7,714,800       0.0%
#   Central Security Patrols Co., Ltd.                26,500     951,783       0.0%
    Central Sports Co., Ltd.                          39,300   1,335,792       0.0%
    Century Tokyo Leasing Corp.                      164,130  10,217,771       0.1%
#   Ceres, Inc.                                        7,900     136,778       0.0%
#*  Change, Inc.                                       1,700     100,329       0.0%
    Chiba Bank, Ltd. (The)                         1,185,800   9,567,528       0.1%
    Chiba Kogyo Bank, Ltd. (The)                     262,800   1,218,397       0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.      8,900     122,586       0.0%
    CHIMNEY Co., Ltd.                                 15,100     400,377       0.0%
    Chino Corp.                                       25,100     372,344       0.0%
    Chiyoda Co., Ltd.                                 52,400   1,259,510       0.0%
#   Chiyoda Corp.                                    501,200   5,146,213       0.0%
    Chiyoda Integre Co., Ltd.                         44,700   1,026,719       0.0%
#   Chofu Seisakusho Co., Ltd.                       104,700   2,486,791       0.0%
    Chori Co., Ltd.                                   40,000     766,053       0.0%
    Choushimaru Co., Ltd.                              1,000      51,926       0.0%
    Chubu Electric Power Co., Inc.                   389,700   6,109,695       0.0%
    Chubu Shiryo Co., Ltd.                            94,600   2,126,562       0.0%
    Chudenko Corp.                                   157,900   4,390,781       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                    37,900     672,301       0.0%
*   Chugai Mining Co., Ltd.                          259,700      66,425       0.0%
    Chugai Pharmaceutical Co., Ltd.                   20,800   1,096,979       0.0%
    Chugai Ro Co., Ltd.                               25,400     682,456       0.0%
    Chugoku Bank, Ltd. (The)                         458,500   5,325,019       0.0%
#   Chugoku Electric Power Co., Inc. (The)           411,500   5,148,055       0.0%
    Chugoku Marine Paints, Ltd.                      290,100   2,861,417       0.0%
    Chukyo Bank, Ltd. (The)                           51,300   1,104,453       0.0%
    Chuo Gyorui Co., Ltd.                              3,800      96,286       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
JAPAN -- (Continued)
    Chuo Spring Co., Ltd.                        6,000 $   192,043       0.0%
    CI Takiron Corp.                           185,700   1,133,148       0.0%
    Citizen Watch Co., Ltd.                  1,195,850   8,910,058       0.1%
    CK-San-Etsu Co., Ltd.                       10,200     519,954       0.0%
    CKD Corp.                                  266,200   5,581,630       0.0%
    Clarion Co., Ltd.                          865,000   2,421,812       0.0%
    Cleanup Corp.                               80,500     655,646       0.0%
#   CMIC Holdings Co., Ltd.                     78,300   1,795,581       0.0%
    CMK Corp.                                  228,800   1,844,926       0.0%
    Coca-Cola Bottlers Japan Holdings, Inc.    158,052   6,797,737       0.0%
    Coco's Japan Co., Ltd.                       9,600     200,578       0.0%
    Cocokara fine, Inc.                         59,820   4,326,489       0.0%
#   COLOPL, Inc.                               286,300   2,162,155       0.0%
    Colowide Co., Ltd.                         200,000   5,087,518       0.0%
    Computer Engineering & Consulting, Ltd.     49,200   1,508,738       0.0%
    Computer Institute of Japan, Ltd.           34,300     233,647       0.0%
    COMSYS Holdings Corp.                      232,000   6,454,164       0.0%
#   Comture Corp.                               38,500   1,267,616       0.0%
    Concordia Financial Group, Ltd.          2,146,187  12,477,369       0.1%
    CONEXIO Corp.                               70,100   1,555,456       0.0%
#   Core Corp.                                   9,800     132,362       0.0%
    Corona Corp.                                63,900     753,538       0.0%
    Cosel Co., Ltd.                             38,700     520,641       0.0%
    Cosmo Energy Holdings Co., Ltd.            334,000  11,003,015       0.1%
    Cosmos Initia Co., Ltd.                     43,900     331,308       0.0%
    Cosmos Pharmaceutical Corp.                 13,000   2,923,254       0.0%
    Cota Co., Ltd.                              24,929     382,210       0.0%
    CRE, Inc.                                   26,400     434,899       0.0%
    Create Medic Co., Ltd.                      12,000     131,401       0.0%
    Create Restaurants Holdings, Inc.          131,000   1,649,969       0.0%
    Create SD Holdings Co., Ltd.                80,000   2,318,273       0.0%
    Credit Saison Co., Ltd.                    446,400   7,994,794       0.1%
#   Creek & River Co., Ltd.                     36,800     395,709       0.0%
#   Cresco, Ltd.                                34,200   1,172,322       0.0%
    Cross Plus, Inc.                             1,300       9,678       0.0%
    CTI Engineering Co., Ltd.                   60,600     810,455       0.0%
    CTS Co., Ltd.                               57,100     399,382       0.0%
#   Cube System, Inc.                            4,200      30,918       0.0%
    CyberAgent, Inc.                           201,500  11,067,843       0.1%
#*  CYBERDYNE, Inc.                             19,300     246,706       0.0%
    Cybernet Systems Co., Ltd.                  33,000     260,480       0.0%
#*  Cyberstep, Inc.                             15,700     346,840       0.0%
    Cybozu, Inc.                                76,100     381,326       0.0%
*   D.A. Consortium Holdings, Inc.              86,800   1,810,068       0.0%
    Dai Nippon Printing Co., Ltd.              443,500   9,549,547       0.1%
    Dai Nippon Toryo Co., Ltd.                 129,600   1,828,914       0.0%
    Dai-Dan Co., Ltd.                           59,500   1,439,700       0.0%
    Dai-ichi Life Holdings, Inc.             1,023,988  20,328,768       0.1%
    Dai-ichi Seiko Co., Ltd.                    38,200     749,022       0.0%
    Daibiru Corp.                              239,900   2,860,442       0.0%
    Daicel Corp.                             1,052,700  12,146,315       0.1%
    Daido Kogyo Co., Ltd.                       33,200     455,028       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                             --------- ----------- ---------------
JAPAN -- (Continued)
    Daido Metal Co., Ltd.                                      192,200 $ 2,280,425       0.0%
    Daido Steel Co., Ltd.                                      153,700   8,299,890       0.1%
    Daidoh, Ltd.                                                91,600     388,348       0.0%
    Daifuku Co., Ltd.                                          164,600   8,799,148       0.1%
#   Daihatsu Diesel Manufacturing Co., Ltd.                     56,800     463,134       0.0%
    Daihen Corp.                                               463,000   3,591,442       0.0%
    Daiho Corp.                                                474,000   2,884,138       0.0%
    Daiichi Jitsugyo Co., Ltd.                                  41,700   1,274,372       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                     119,700   1,442,831       0.0%
    Daiichi Sankyo Co., Ltd.                                   141,500   4,842,900       0.0%
    Daiichikosho Co., Ltd.                                     114,500   6,007,467       0.0%
    Daiken Corp.                                                72,500   1,819,406       0.0%
#   Daiken Medical Co., Ltd.                                    59,100     404,912       0.0%
#   Daiki Aluminium Industry Co., Ltd.                         155,700   1,072,306       0.0%
    Daiki Axis Co., Ltd.                                        18,800     258,680       0.0%
    Daikin Industries, Ltd.                                     64,900   7,581,343       0.0%
#   Daiko Denshi Tsushin, Ltd.                                  17,000     155,937       0.0%
#   Daikoku Denki Co., Ltd.                                     47,100     777,773       0.0%
    Daikokutenbussan Co., Ltd.                                  39,400   2,037,384       0.0%
*   Daikokuya Holdings Co., Ltd.                               201,500     108,313       0.0%
    Daikyo, Inc.                                               162,839   3,544,142       0.0%
    Daikyonishikawa Corp.                                      236,900   4,258,010       0.0%
    Dainichi Co., Ltd.                                          35,200     259,347       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.     62,400   2,555,751       0.0%
#   Daio Paper Corp.                                           399,800   5,604,838       0.0%
    Daiohs Corp.                                                 2,100      26,246       0.0%
    Daiseki Co., Ltd.                                           71,425   2,223,882       0.0%
#   Daiseki Eco. Solution Co., Ltd.                             14,600     143,725       0.0%
    Daishi Bank, Ltd. (The)                                    131,100   5,878,730       0.0%
#   Daishinku Corp.                                             36,400     433,877       0.0%
    Daisue Construction Co., Ltd.                               36,300     344,254       0.0%
    Daisyo Corp.                                                23,700     372,906       0.0%
    Daito Bank, Ltd. (The)                                      28,200     338,348       0.0%
    Daito Chemix Corp.                                           5,900      37,022       0.0%
    Daito Pharmaceutical Co., Ltd.                              63,000   2,166,820       0.0%
    Daito Trust Construction Co., Ltd.                          46,800   7,809,279       0.0%
    Daitron Co., Ltd.                                           28,100     534,892       0.0%
    Daiwa House Industry Co., Ltd.                             345,600  12,635,566       0.1%
    Daiwa Industries, Ltd.                                     162,100   1,771,649       0.0%
    Daiwa Securities Group, Inc.                             2,698,000  16,550,977       0.1%
    Daiwabo Holdings Co., Ltd.                                 103,600   4,700,179       0.0%
    Daiyu Lic Holdings Co., Ltd.                                27,200     249,219       0.0%
    DCM Holdings Co., Ltd.                                     473,880   4,715,186       0.0%
#   DD Holdings Co., Ltd.                                       15,400     383,830       0.0%
#   Dear Life Co., Ltd.                                         95,800     513,152       0.0%
    Delica Foods Holdings Co., Ltd.                              3,300      48,287       0.0%
    Dena Co., Ltd.                                             293,700   5,597,819       0.0%
    Denka Co., Ltd.                                            406,100  14,457,694       0.1%
    Denki Kogyo Co., Ltd.                                       55,800   1,686,345       0.0%
#   Densan System Co., Ltd.                                     29,600     564,449       0.0%
    Denso Corp.                                                266,300  14,003,876       0.1%
#   Dentsu, Inc.                                               338,200  16,021,460       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
JAPAN -- (Continued)
    Denyo Co., Ltd.                          69,000 $ 1,206,296       0.0%
#   Descente, Ltd.                          129,200   2,179,975       0.0%
#   Designone Japan, Inc.                    17,800     225,176       0.0%
    Dexerials Corp.                         270,400   2,536,902       0.0%
    DIC Corp.                               427,000  14,490,214       0.1%
#   Digital Arts, Inc.                       38,200   1,504,824       0.0%
#   Digital Information Technologies Corp.   29,600     319,926       0.0%
#   Dip Corp.                               111,600   2,705,990       0.0%
    Disco Corp.                              34,600   6,064,624       0.0%
    DKS Co., Ltd.                           235,000   1,487,441       0.0%
    DMG Mori Co., Ltd.                      556,300  10,394,256       0.1%
    DMW Corp.                                   900      18,995       0.0%
    Don Quijote Holdings Co., Ltd.          102,400   5,512,927       0.0%
    Doshisha Co., Ltd.                       63,300   1,474,336       0.0%
#   Double Standard, Inc.                     8,200     254,227       0.0%
    Doutor Nichires Holdings Co., Ltd.      101,623   2,124,635       0.0%
    Dowa Holdings Co., Ltd.                 241,100   9,060,724       0.1%
    Dr Ci:Labo Co., Ltd.                     87,900   4,228,624       0.0%
*   Drecom Co., Ltd.                         38,400     469,481       0.0%
    DSB Co., Ltd.                            49,300     263,346       0.0%
    DTS Corp.                               113,900   4,127,969       0.0%
    Duskin Co., Ltd.                        170,300   4,293,245       0.0%
    Dvx, Inc.                                31,200     377,712       0.0%
    DyDo Group Holdings, Inc.                39,900   2,483,132       0.0%
    Dynic Corp.                               7,899      76,198       0.0%
#   E-Guardian, Inc.                         33,800   1,034,161       0.0%
    Eagle Industry Co., Ltd.                155,900   2,811,553       0.0%
#   Earth Corp.                              41,100   2,159,097       0.0%
    East Japan Railway Co.                   87,400   8,396,338       0.1%
#   EAT&Co, Ltd.                             10,400     192,170       0.0%
    Ebara Corp.                             288,400  11,015,582       0.1%
    Ebara Jitsugyo Co., Ltd.                 23,800     515,335       0.0%
#   Eco's Co., Ltd.                          43,500     739,279       0.0%
#   EDION Corp.                             352,000   4,125,936       0.0%
#   EF-ON, Inc.                              91,200   1,254,060       0.0%
    eGuarantee, Inc.                         38,800     774,729       0.0%
    Ehime Bank, Ltd. (The)                  151,798   1,829,723       0.0%
    Eidai Co., Ltd.                          69,600     347,075       0.0%
    Eighteenth Bank, Ltd. (The)             457,000   1,208,874       0.0%
    Eiken Chemical Co., Ltd.                 81,600   1,926,051       0.0%
    Eisai Co., Ltd.                           9,200     617,035       0.0%
    Eizo Corp.                               56,000   2,617,872       0.0%
#   Elan Corp.                               18,800     325,860       0.0%
    Elecom Co., Ltd.                         58,800   1,318,033       0.0%
    Electric Power Development Co., Ltd.     78,400   2,132,129       0.0%
    Elematec Corp.                           26,303     586,169       0.0%
    EM Systems Co., Ltd.                     59,200     699,510       0.0%
    en-japan, Inc.                           79,500   3,716,469       0.0%
#*  EnBio Holdings, Inc.                     11,800     201,148       0.0%
    Endo Lighting Corp.                      58,200     544,586       0.0%
#*  Eneres Co., Ltd.                         90,600     438,358       0.0%
*   Enigmo, Inc.                             39,900     489,577       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
JAPAN -- (Continued)
#   Enomoto Co., Ltd.                     9,300 $   137,405       0.0%
    Enplas Corp.                         31,500     906,023       0.0%
#*  Enshu, Ltd.                         237,000     333,372       0.0%
    Ensuiko Sugar Refining Co., Ltd.     11,600      28,169       0.0%
#   EPCO Co., Ltd.                       10,500     129,817       0.0%
    EPS Holdings, Inc.                  162,600   3,312,727       0.0%
#   eRex Co., Ltd.                      128,400   1,018,511       0.0%
#   ES-Con Japan, Ltd.                  223,600   1,907,279       0.0%
    ESCRIT, Inc.                         57,200     441,117       0.0%
#*  Escrow Agent Japan Co., Ltd.         80,400     314,993       0.0%
    ESPEC Corp.                          80,500   1,893,568       0.0%
#   Evolable Asia Corp.                  16,300     295,615       0.0%
    Excel Co., Ltd.                      31,900     817,361       0.0%
    Exedy Corp.                         157,400   5,330,802       0.0%
#   Ezaki Glico Co., Ltd.                53,800   2,898,095       0.0%
    F&M Co., Ltd.                         3,200      33,868       0.0%
    F-Tech, Inc.                         68,100     853,145       0.0%
    F@N Communications, Inc.            161,100   1,012,169       0.0%
    Faith, Inc.                          15,480     160,173       0.0%
    Falco Holdings Co., Ltd.             27,500     466,726       0.0%
#   FamilyMart UNY Holdings Co., Ltd.   191,712  18,659,690       0.1%
    FANUC Corp.                          21,700   4,648,367       0.0%
    Fast Retailing Co., Ltd.             15,700   6,892,540       0.0%
    FCC Co., Ltd.                       178,500   5,049,076       0.0%
#*  FDK Corp.                           309,000     580,824       0.0%
    Feed One Co., Ltd.                  688,740   1,532,424       0.0%
    Felissimo Corp.                       1,200      15,028       0.0%
    Fenwal Controls of Japan, Ltd.        3,500      51,428       0.0%
    Ferrotec Holdings Corp.             224,700   4,999,233       0.0%
#*  FFRI, Inc.                           14,200     515,596       0.0%
    FIDEA Holdings Co., Ltd.            935,900   1,641,740       0.0%
    Fields Corp.                         73,700     801,878       0.0%
    Financial Products Group Co., Ltd.  235,200   2,994,734       0.0%
#   FINDEX, Inc.                         51,700     375,991       0.0%
*   First Baking Co., Ltd.                1,200      13,359       0.0%
#   First Brothers Co., Ltd.             38,700     478,091       0.0%
#   First Juken Co., Ltd.                23,000     337,982       0.0%
    First-corp, Inc.                     27,500     307,645       0.0%
#*  FIRSTLOGIC, Inc.                      1,400      11,021       0.0%
#   Fixstars Corp.                       70,500     895,350       0.0%
    FJ Next Co., Ltd.                    90,600     707,700       0.0%
#*  Flight Holdings, Inc.                30,600     224,448       0.0%
    Foster Electric Co., Ltd.            94,800   2,220,816       0.0%
    FP Corp.                            100,200   6,198,136       0.0%
    France Bed Holdings Co., Ltd.        76,100     684,326       0.0%
#*  FreakOut Holdings, Inc.               5,500      87,925       0.0%
#   Freebit Co., Ltd.                    86,700     848,344       0.0%
#   Freund Corp.                         48,700     495,661       0.0%
    FTGroup Co., Ltd.                    48,500     427,321       0.0%
    Fudo Tetra Corp.                    916,200   1,563,183       0.0%
    Fuji Co. Ltd/Ehime                   66,300   1,448,048       0.0%
    Fuji Corp.                          216,900   3,892,783       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                        --------- ----------- ---------------
JAPAN -- (Continued)
#   Fuji Corp.                                             26,700 $   631,031       0.0%
    Fuji Corp., Ltd.                                      111,900     924,564       0.0%
    Fuji Die Co., Ltd.                                     24,200     219,241       0.0%
    Fuji Electric Co., Ltd.                             1,946,000  13,879,495       0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.     10,000      35,782       0.0%
    Fuji Kosan Co., Ltd.                                   11,000      61,498       0.0%
#   Fuji Kyuko Co., Ltd.                                   68,000   1,888,849       0.0%
    Fuji Media Holdings, Inc.                             129,000   2,114,964       0.0%
    Fuji Oil Co., Ltd.                                    309,300   1,279,175       0.0%
    Fuji Oil Holdings, Inc.                               267,000   8,559,188       0.1%
    Fuji Pharma Co., Ltd.                                  28,100   1,116,954       0.0%
    Fuji Seal International, Inc.                         194,400   7,253,556       0.0%
    Fuji Soft, Inc.                                        63,500   2,459,443       0.0%
    Fujibo Holdings, Inc.                                  59,200   2,285,124       0.0%
#   Fujicco Co., Ltd.                                      93,800   2,158,762       0.0%
    FUJIFILM Holdings Corp.                               362,475  14,577,329       0.1%
    Fujikura Kasei Co., Ltd.                              100,800     624,717       0.0%
    Fujikura Rubber, Ltd.                                 127,300     899,346       0.0%
    Fujikura, Ltd.                                      1,424,600   9,734,350       0.1%
    Fujimi, Inc.                                           56,800   1,229,608       0.0%
    Fujimori Kogyo Co., Ltd.                               83,800   2,839,310       0.0%
#   Fujio Food System Co., Ltd.                            18,300     338,049       0.0%
#   Fujisash Co., Ltd.                                    461,100     416,529       0.0%
#   Fujishoji Co., Ltd.                                    33,600     398,098       0.0%
#   Fujita Kanko, Inc.                                     40,699   1,232,895       0.0%
    Fujitec Co., Ltd.                                     202,400   2,810,794       0.0%
    Fujitsu Frontech, Ltd.                                 63,400     936,508       0.0%
#   Fujitsu General, Ltd.                                 318,600   5,187,344       0.0%
    Fujitsu, Ltd.                                       4,353,292  26,391,612       0.1%
    Fujiya Co., Ltd.                                       27,800     691,830       0.0%
    FuKoKu Co., Ltd.                                       35,200     322,293       0.0%
    Fukuda Corp.                                           25,300   1,586,699       0.0%
    Fukuda Denshi Co., Ltd.                                 5,600     400,719       0.0%
    Fukui Bank, Ltd. (The)                                 94,300   2,121,133       0.0%
    Fukui Computer Holdings, Inc.                          25,100     491,598       0.0%
    Fukuoka Financial Group, Inc.                       1,411,600   7,557,864       0.0%
    Fukushima Bank, Ltd. (The)                            127,100     938,261       0.0%
    Fukushima Industries Corp.                             66,100   3,065,074       0.0%
    Fukuyama Transporting Co., Ltd.                       107,300   4,477,450       0.0%
#*  Full Speed, Inc.                                       16,500     121,270       0.0%
    FULLCAST Holdings Co., Ltd.                            75,400   1,629,843       0.0%
#   Fumakilla, Ltd.                                        21,001     381,413       0.0%
#*  Funai Electric Co., Ltd.                              116,800     807,933       0.0%
    Funai Soken Holdings, Inc.                             95,420   2,233,579       0.0%
#   Furukawa Battery Co., Ltd. (The)                       78,000     702,264       0.0%
    Furukawa Co., Ltd.                                    135,600   2,727,516       0.0%
    Furukawa Electric Co., Ltd.                           319,290  15,690,101       0.1%
    Furuno Electric Co., Ltd.                             121,000     993,152       0.0%
    Furusato Industries, Ltd.                              34,800     585,431       0.0%
    Furuya Metal Co., Ltd.                                  3,800     167,607       0.0%
    Furyu Corp.                                            81,000     693,452       0.0%
    Fuso Chemical Co., Ltd.                               100,200   2,539,451       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
    Fuso Pharmaceutical Industries, Ltd.     31,099 $   834,965       0.0%
    Futaba Corp.                            220,500   4,569,197       0.0%
    Futaba Industrial Co., Ltd.             341,300   2,727,769       0.0%
    Future Corp.                             99,500   1,145,577       0.0%
    Fuyo General Lease Co., Ltd.             89,200   6,041,938       0.0%
    G-7 Holdings, Inc.                       38,400     851,812       0.0%
    G-Tekt Corp.                            100,300   1,937,586       0.0%
    Gakken Holdings Co., Ltd.                18,300     829,733       0.0%
    Gakkyusha Co., Ltd.                      20,800     336,829       0.0%
    Gecoss Corp.                             72,100     724,877       0.0%
    Genki Sushi Co., Ltd.                    18,700     481,822       0.0%
#*  Genky DrugStores Co., Ltd.               32,000   1,250,776       0.0%
#   Geo Holdings Corp.                      199,000   3,251,922       0.0%
    Geomatec Co., Ltd.                        9,500      92,251       0.0%
    Geostr Corp.                             66,800     423,899       0.0%
    Gfoot Co., Ltd.                          42,300     307,062       0.0%
    Giken, Ltd.                              76,600   1,778,116       0.0%
    GL Sciences, Inc.                        16,900     257,368       0.0%
#   Global, Ltd. (The)                       41,100     345,740       0.0%
#   GLOBERIDE, Inc.                          51,699   1,394,516       0.0%
    Glory, Ltd.                             153,500   5,278,284       0.0%
#   GMO Cloud K.K.                           12,800     282,639       0.0%
#   GMO Financial Holdings, Inc.             75,500     571,744       0.0%
#   GMO internet, Inc.                      257,800   4,723,980       0.0%
#   GMO Payment Gateway, Inc.                36,700   3,631,850       0.0%
#   Godo Steel, Ltd.                         62,600   1,461,359       0.0%
#   Gokurakuyu Holdings Co., Ltd.            52,900     323,300       0.0%
    Goldcrest Co., Ltd.                      97,530   2,071,675       0.0%
    Goldwin, Inc.                            19,100   1,204,792       0.0%
#   Golf Digest Online, Inc.                 29,300     317,746       0.0%
#   Gourmet Kineya Co., Ltd.                 26,000     277,358       0.0%
    Grandy House Corp.                       81,900     367,080       0.0%
    Gree, Inc.                              208,700   1,153,133       0.0%
#   GS Yuasa Corp.                        1,974,000  10,625,978       0.1%
#   GSI Creos Corp.                          39,900     590,178       0.0%
    Gun-Ei Chemical Industry Co., Ltd.       20,300     678,394       0.0%
#   GungHo Online Entertainment, Inc.       793,100   2,392,141       0.0%
    Gunma Bank, Ltd. (The)                1,050,301   6,129,749       0.0%
#*  Gunosy, Inc.                             37,800     559,153       0.0%
    Gunze, Ltd.                              61,500   3,777,678       0.0%
    Gurunavi, Inc.                           98,400   1,343,053       0.0%
    H-One Co., Ltd.                         106,900   1,296,931       0.0%
    H2O Retailing Corp.                     290,860   5,473,323       0.0%
#   HABA Laboratories, Inc.                   8,100     613,983       0.0%
    Hachijuni Bank, Ltd. (The)            1,188,300   6,275,383       0.0%
    Hagihara Industries, Inc.                44,600     775,698       0.0%
    Hagiwara Electric Holdings Co., Ltd.     26,100     725,357       0.0%
    Hagoromo Foods Corp.                      3,000      37,467       0.0%
    Hakudo Co., Ltd.                         23,300     468,679       0.0%
    Hakuhodo DY Holdings, Inc.              314,000   4,393,039       0.0%
    Hakuto Co., Ltd.                         74,400   1,088,115       0.0%
#   Hakuyosha Co., Ltd.                         600      17,493       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                              --------- ----------- ---------------
JAPAN -- (Continued)
    Halows Co., Ltd.                             23,100 $   574,736       0.0%
    Hamakyorex Co., Ltd.                         92,100   3,210,291       0.0%
    Hamamatsu Photonics K.K.                     86,200   3,321,909       0.0%
#   Hamee Corp.                                  21,400     324,376       0.0%
    Haneda Zenith Holdings Co., Ltd.            177,800     644,171       0.0%
    Hankyu Hanshin Holdings, Inc.               431,600  16,978,103       0.1%
    Hanwa Co., Ltd.                             142,500   6,226,118       0.0%
    Happinet Corp.                               61,100     846,420       0.0%
#   Harada Industry Co., Ltd.                    55,100     541,249       0.0%
    Hard Off Corp. Co., Ltd.                     27,800     288,829       0.0%
    Harima Chemicals Group, Inc.                 53,700     437,888       0.0%
#   Harmonic Drive Systems, Inc.                 29,200   1,390,466       0.0%
    Haruyama Holdings, Inc.                      19,400     192,459       0.0%
    Haseko Corp.                              1,179,300  18,549,930       0.1%
    Havix Corp.                                   6,500      58,104       0.0%
    Hayashikane Sangyo Co., Ltd.                 34,299     267,414       0.0%
#   Hazama Ando Corp.                         1,046,980   8,412,385       0.1%
#   Hearts United Group Co., Ltd.                48,400     766,318       0.0%
    Heiwa Corp.                                 229,000   4,545,328       0.0%
    Heiwa Real Estate Co., Ltd.                 161,600   3,785,182       0.0%
    Heiwado Co., Ltd.                           139,700   3,331,750       0.0%
#   Helios Techno Holdings Co., Ltd.            121,400   1,014,860       0.0%
    HI-LEX Corp.                                 36,700     954,657       0.0%
#   Hibino Corp.                                 21,900     324,514       0.0%
    Hibiya Engineering, Ltd.                    103,700   2,012,882       0.0%
    Hiday Hidaka Corp.                           64,016   1,665,913       0.0%
    Hikari Tsushin, Inc.                         22,100   3,582,499       0.0%
#   Himaraya Co., Ltd.                           15,100     165,401       0.0%
    Hino Motors, Ltd.                           703,900   8,587,883       0.1%
    Hinokiya Group Co., Ltd.                     13,900     490,874       0.0%
    Hioki EE Corp.                               18,600     709,547       0.0%
    Hirakawa Hewtech Corp.                       55,400     743,655       0.0%
#   Hiramatsu, Inc.                             176,700     825,604       0.0%
#   Hirano Tecseed Co., Ltd.                     35,300     745,653       0.0%
#   Hirata Corp.                                 41,600   3,927,667       0.0%
    Hirose Electric Co., Ltd.                    11,025   1,551,474       0.0%
    Hiroshima Bank, Ltd. (The)                  759,300   5,778,063       0.0%
    Hiroshima Gas Co., Ltd.                      98,400     337,453       0.0%
    HIS Co., Ltd.                               186,476   6,805,229       0.0%
    Hisaka Works, Ltd.                          101,200   1,076,627       0.0%
    Hisamitsu Pharmaceutical Co., Inc.           20,300   1,577,835       0.0%
    Hitachi Capital Corp.                       348,300   9,307,102       0.1%
    Hitachi Chemical Co., Ltd.                  284,300   6,235,772       0.0%
    Hitachi Construction Machinery Co., Ltd.    244,400   8,881,847       0.1%
    Hitachi High-Technologies Corp.             118,400   5,522,255       0.0%
    Hitachi Metals, Ltd.                        729,630   8,338,465       0.1%
    Hitachi Transport System, Ltd.              215,800   5,779,474       0.0%
    Hitachi Zosen Corp.                         949,000   5,151,749       0.0%
    Hitachi, Ltd.                             7,235,425  52,808,156       0.2%
    Hitachi, Ltd. ADR                            86,823   6,628,936       0.0%
#   Hito Communications, Inc.                    28,300     534,637       0.0%
    Hochiki Corp.                                81,700   1,642,065       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE++   OF NET ASSETS**
                                                --------- ----------- ---------------
JAPAN -- (Continued)
    Hoden Seimitsu Kako Kenkyusho Co., Ltd.        14,900 $   240,938       0.0%
#   Hodogaya Chemical Co., Ltd.                    26,300   1,115,820       0.0%
    Hogy Medical Co., Ltd.                         63,600   2,651,885       0.0%
    Hokkaido Electric Power Co., Inc.             533,800   3,542,453       0.0%
    Hokkaido Gas Co., Ltd.                        193,000     525,528       0.0%
    Hokkan Holdings, Ltd.                         126,000     451,210       0.0%
    Hokko Chemical Industry Co., Ltd.             107,200     675,919       0.0%
    Hokkoku Bank, Ltd. (The)                      111,700   4,457,928       0.0%
    Hokuetsu Bank, Ltd. (The)                      87,600   1,940,839       0.0%
    Hokuetsu Industries Co., Ltd.                 110,800   1,199,556       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                655,995   4,087,185       0.0%
    Hokuhoku Financial Group, Inc.                408,100   6,037,243       0.0%
    Hokuriku Electric Industry Co., Ltd.           24,100     326,061       0.0%
#*  Hokuriku Electric Power Co.                   513,200   5,236,980       0.0%
#   Hokuriku Electrical Construction Co., Ltd.     14,100     156,231       0.0%
    Hokuryo Co., Ltd.                               3,100      34,583       0.0%
    Hokuto Corp.                                   87,200   1,539,633       0.0%
    Honda Motor Co., Ltd.                       2,640,923  90,810,608       0.3%
    Honda Motor Co., Ltd. Sponsored ADR           409,923  14,084,954       0.1%
    Honda Tsushin Kogyo Co., Ltd.                  61,900     625,724       0.0%
    Honeys Holdings Co., Ltd.                      65,330     624,672       0.0%
#   Honshu Chemical Industry Co., Ltd.             17,400     188,631       0.0%
    Hoosiers Holdings                             171,800   1,263,093       0.0%
    Horiba, Ltd.                                   89,100   6,473,303       0.0%
    Hoshizaki Corp.                                29,300   2,719,946       0.0%
    Hosiden Corp.                                 238,600   2,844,641       0.0%
    Hosokawa Micron Corp.                          27,600   1,833,034       0.0%
#   Hotland Co., Ltd.                              33,300     421,326       0.0%
*   Hotto Link, Inc.                                9,600      60,552       0.0%
#   House Do Co., Ltd.                             10,100     368,878       0.0%
    House Foods Group, Inc.                       170,000   5,987,274       0.0%
#   Howa Machinery, Ltd.                           43,200     435,275       0.0%
    Hoya Corp.                                    128,000   6,838,381       0.0%
#   HUB Co., Ltd.                                  14,200     136,898       0.0%
    Hulic Co., Ltd.                               124,400   1,338,598       0.0%
    Hurxley Corp.                                   3,300      32,356       0.0%
    Hyakugo Bank, Ltd. (The)                    1,281,200   5,978,034       0.0%
    Hyakujushi Bank, Ltd. (The)                 1,130,000   3,812,145       0.0%
#   I K K, Inc.                                    52,600     377,905       0.0%
    I'rom Group Co., Ltd.                          17,100     406,878       0.0%
    I-Net Corp.                                    45,710     699,657       0.0%
    I-O Data Device, Inc.                          39,100     404,173       0.0%
#   I.K Co., Ltd.                                  19,200     296,315       0.0%
    Ibiden Co., Ltd.                              487,205   8,045,684       0.1%
    IBJ Leasing Co., Ltd.                         136,200   3,761,607       0.0%
    IBJ, Inc.                                      61,600     553,434       0.0%
    Ichibanya Co., Ltd.                            29,032   1,208,798       0.0%
    Ichigo, Inc.                                  709,300   3,158,595       0.0%
    Ichiken Co., Ltd.                              32,600     727,252       0.0%
#   Ichikoh Industries, Ltd.                      236,000   2,560,129       0.0%
    Ichinen Holdings Co., Ltd.                    111,472   1,499,191       0.0%
    Ichiyoshi Securities Co., Ltd.                128,700   1,574,943       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                      SHARES     VALUE++   OF NET ASSETS**
                                                     --------- ----------- ---------------
JAPAN -- (Continued)
#   Icom, Inc.                                          46,600 $ 1,167,053       0.0%
    Idec Corp.                                          74,900   1,718,923       0.0%
    Idemitsu Kosan Co., Ltd.                           477,500  18,653,966       0.1%
#   IDOM, Inc.                                         402,100   2,905,257       0.0%
    Ihara Science Corp.                                 15,800     415,538       0.0%
    IHI Corp.                                          401,600  13,126,768       0.1%
    Iida Group Holdings Co., Ltd.                      316,096   6,162,096       0.0%
    Iino Kaiun Kaisha, Ltd.                            400,300   1,991,642       0.0%
#   IJT Technology Holdings Co., Ltd.                   62,460     512,198       0.0%
#   Ikegami Tsushinki Co., Ltd.                        205,000     319,256       0.0%
#   Imagica Robot Holdings, Inc.                       100,600   1,110,716       0.0%
    Imasen Electric Industrial                          88,300     985,409       0.0%
    Imperial Hotel, Ltd.                                13,800     279,736       0.0%
#   Imuraya Group Co., Ltd.                              9,800     296,522       0.0%
    Inaba Denki Sangyo Co., Ltd.                        69,500   2,980,893       0.0%
#   Inaba Seisakusho Co., Ltd.                          42,100     545,806       0.0%
    Inabata & Co., Ltd.                                219,400   3,367,684       0.0%
    Inageya Co., Ltd.                                   54,000     895,483       0.0%
    Ines Corp.                                          71,500     767,141       0.0%
    Infocom Corp.                                       69,000   1,589,220       0.0%
    Infomart Corp.                                     327,400   2,978,739       0.0%
    Information Development Co.                         11,750     153,116       0.0%
    Information Services International-Dentsu, Ltd.     52,800   1,364,081       0.0%
    Innotech Corp.                                      76,000     920,322       0.0%
    Inpex Corp.                                        970,300  12,404,124       0.1%
#   Insource Co., Ltd.                                  21,400     433,448       0.0%
    Intage Holdings, Inc.                              178,700   1,956,796       0.0%
#   Intelligent Wave, Inc.                              13,700      69,239       0.0%
#   Inter Action Corp.                                  28,900     319,206       0.0%
    Internet Initiative Japan, Inc.                    168,900   3,189,715       0.0%
    Interworks, Inc.                                     3,700      34,602       0.0%
#   Inui Global Logistics Co., Ltd.                     69,500     531,998       0.0%
    IR Japan Holdings, Ltd.                             13,800     311,099       0.0%
    Iriso Electronics Co., Ltd.                         80,200   5,080,230       0.0%
    Ise Chemical Corp.                                  28,000     189,418       0.0%
    Iseki & Co., Ltd.                                   95,000   1,831,934       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                   720,440   8,015,041       0.1%
*   Ishihara Sangyo Kaisha, Ltd.                       201,800   2,318,575       0.0%
#*  Ishii Hyoki Co., Ltd.                               16,800     168,282       0.0%
    Ishii Iron Works Co., Ltd.                           2,900      52,110       0.0%
    Ishizuka Glass Co., Ltd.                             8,799     200,531       0.0%
#   Isolite Insulating Products Co., Ltd.               71,700     582,858       0.0%
    Istyle, Inc.                                       134,800   1,794,621       0.0%
    Isuzu Motors, Ltd.                               1,294,507  19,759,725       0.1%
    IT Holdings Corp.                                  381,400  15,129,846       0.1%
#*  ITbook Co., Ltd.                                    47,700     239,139       0.0%
    Itfor, Inc.                                         80,200     639,186       0.0%
#   ITmedia, Inc.                                        5,500      35,955       0.0%
#   Ito En, Ltd.                                        77,700   3,097,900       0.0%
    ITOCHU Corp.                                       831,700  16,632,681       0.1%
    Itochu Enex Co., Ltd.                              281,600   2,762,016       0.0%
    Itochu Techno-Solutions Corp.                      183,800   3,799,505       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE++   OF NET ASSETS**
                                                --------- ----------- ---------------
JAPAN -- (Continued)
    Itochu-Shokuhin Co., Ltd.                      15,700 $   873,786       0.0%
    Itoham Yonekyu Holdings, Inc.                 408,646   3,711,162       0.0%
    Itoki Corp.                                   213,600   1,431,305       0.0%
*   Itokuro, Inc.                                  12,900     699,315       0.0%
#   Ivy Cosmetics Corp.                             5,300     148,919       0.0%
    IwaiCosmo Holdings, Inc.                      114,600   1,591,129       0.0%
    Iwaki & Co., Ltd.                             166,000     618,347       0.0%
    Iwaki Co., Ltd.                                   800      27,017       0.0%
    Iwasaki Electric Co., Ltd.                     29,200     445,657       0.0%
    Iwatani Corp.                                 215,700   7,963,003       0.1%
    Iwatsu Electric Co., Ltd.                      44,000     331,887       0.0%
    Iyo Bank, Ltd. (The)                          765,157   6,047,606       0.0%
    Izumi Co., Ltd.                                89,500   5,909,830       0.0%
#*  Izutsuya Co., Ltd.                             20,399      65,613       0.0%
    J Front Retailing Co., Ltd.                   661,200  10,712,820       0.1%
#   J Trust Co., Ltd.                             317,100   2,242,281       0.0%
    J-Oil Mills, Inc.                              39,500   1,363,280       0.0%
#   JAC Recruitment Co., Ltd.                      55,100   1,118,444       0.0%
    Jaccs Co., Ltd.                               133,600   3,024,862       0.0%
    Jafco Co., Ltd.                               166,800   7,315,520       0.0%
    Jalux, Inc.                                    39,000   1,120,199       0.0%
#   Jamco Corp.                                    59,200   1,362,208       0.0%
    Janome Sewing Machine Co., Ltd.                85,399     567,924       0.0%
    Japan Airlines Co., Ltd.                      215,200   8,492,750       0.1%
    Japan Airport Terminal Co., Ltd.               59,000   2,416,451       0.0%
    Japan Asia Group, Ltd.                        138,000     691,464       0.0%
#*  Japan Asia Investment Co., Ltd.                76,600     249,877       0.0%
#*  Japan Asset Marketing Co., Ltd.               565,200     638,419       0.0%
#   Japan Aviation Electronics Industry, Ltd.     290,000   4,939,796       0.0%
#   Japan Best Rescue System Co., Ltd.             56,700     416,246       0.0%
    Japan Cash Machine Co., Ltd.                   61,100     687,437       0.0%
#*  Japan Display, Inc.                         2,120,100   2,801,659       0.0%
#*  Japan Drilling Co., Ltd.                       20,400     355,893       0.0%
    Japan Exchange Group, Inc.                    395,600   7,326,144       0.0%
    Japan Foundation Engineering Co., Ltd.        123,400     454,629       0.0%
#   Japan Investment Adviser Co., Ltd.             32,600   1,212,694       0.0%
    Japan Lifeline Co., Ltd.                      142,400   4,171,687       0.0%
    Japan Material Co., Ltd.                      189,900   2,510,852       0.0%
    Japan Meat Co., Ltd.                           28,300     506,113       0.0%
#   Japan Medical Dynamic Marketing, Inc.         150,500   1,394,858       0.0%
    Japan Oil Transportation Co., Ltd.             12,079     368,004       0.0%
    Japan Petroleum Exploration Co., Ltd.          98,800   2,571,012       0.0%
    Japan Post Holdings Co., Ltd.                 333,400   4,051,251       0.0%
    Japan Property Management Center Co., Ltd.     46,600     683,066       0.0%
    Japan Pulp & Paper Co., Ltd.                   39,700   1,649,694       0.0%
    Japan Securities Finance Co., Ltd.            550,100   3,614,748       0.0%
    Japan Steel Works, Ltd. (The)                 294,600   9,649,660       0.1%
    Japan Tobacco, Inc.                           552,400  14,849,173       0.1%
    Japan Transcity Corp.                         150,000     694,831       0.0%
    Japan Wool Textile Co., Ltd. (The)            228,400   2,380,783       0.0%
    Jastec Co., Ltd.                               37,900     423,748       0.0%
#   JBCC Holdings, Inc.                            47,600     458,689       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
JAPAN -- (Continued)
    JCU Corp.                                 80,400 $ 1,817,888       0.0%
#   Jeol, Ltd.                               213,000   1,825,399       0.0%
    JFE Holdings, Inc.                       881,108  18,082,401       0.1%
#   JGC Corp.                                228,000   5,588,041       0.0%
#*  JIG-SAW, Inc.                             12,600     426,461       0.0%
    Jimoto Holdings, Inc.                    291,500     509,007       0.0%
#   JINS, Inc.                                46,600   2,523,646       0.0%
    JK Holdings Co., Ltd.                     53,100     456,029       0.0%
    JMS Co., Ltd.                             38,900     227,235       0.0%
    Joban Kosan Co., Ltd.                     20,099     352,870       0.0%
#   Jolly - Pasta Co., Ltd.                    1,900      28,716       0.0%
    Joshin Denki Co., Ltd.                    68,100   2,816,263       0.0%
    Joyful Honda Co., Ltd.                    25,200     889,882       0.0%
    JP-Holdings, Inc.                        150,000     452,059       0.0%
    JSP Corp.                                 50,800   1,644,248       0.0%
    JSR Corp.                                269,400   5,074,974       0.0%
    JTEKT Corp.                              580,500   9,392,568       0.1%
    Juki Corp.                               204,799   2,967,927       0.0%
    Juroku Bank, Ltd. (The)                  163,700   4,318,558       0.0%
    Justsystems Corp.                         62,100   1,467,889       0.0%
    JVC Kenwood Corp.                        551,170   1,920,145       0.0%
    JXTG Holdings, Inc.                    6,382,620  41,606,786       0.2%
    K&O Energy Group, Inc.                    63,200   1,002,433       0.0%
    K's Holdings Corp.                       656,680   9,471,334       0.1%
    kabu.com Securities Co., Ltd.            525,800   1,910,434       0.0%
    Kabuki-Za Co., Ltd.                          500      26,553       0.0%
*   Kadokawa Dwango                          246,453   2,548,779       0.0%
    Kadoya Sesame Mills, Inc.                  5,400     311,696       0.0%
    Kaga Electronics Co., Ltd.                60,900   1,506,106       0.0%
    Kagome Co., Ltd.                           8,200     295,650       0.0%
    Kajima Corp.                           1,807,000  17,408,790       0.1%
#   Kakaku.com, Inc.                         289,200   5,513,414       0.0%
    Kaken Pharmaceutical Co., Ltd.           104,100   6,156,001       0.0%
    Kakiyasu Honten Co., Ltd.                 23,600     642,256       0.0%
#   Kamakura Shinsho, Ltd.                     1,700      58,609       0.0%
#   Kameda Seika Co., Ltd.                    57,400   2,824,395       0.0%
    Kamei Corp.                              122,800   1,703,648       0.0%
    Kamigumi Co., Ltd.                       317,200   7,140,677       0.0%
    Kanaden Corp.                             75,000     926,679       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.             13,800     466,419       0.0%
    Kanamic Network Co., Ltd.                 18,400     314,465       0.0%
    Kanamoto Co., Ltd.                       180,400   6,164,290       0.0%
    Kandenko Co., Ltd.                       466,000   5,518,849       0.0%
    Kaneka Corp.                             938,000   9,268,623       0.1%
    Kaneko Seeds Co., Ltd.                     1,800      27,468       0.0%
    Kanematsu Corp.                          418,900   6,398,098       0.0%
    Kanematsu Electronics, Ltd.               69,900   2,216,239       0.0%
    Kansai Electric Power Co., Inc. (The)    425,400   5,952,095       0.0%
*   Kansai Mirai Financial Group, Inc.       390,303   3,091,862       0.0%
    Kansai Paint Co., Ltd.                   152,900   3,435,622       0.0%
    Kansai Super Market, Ltd.                  6,200      66,893       0.0%
    Kanto Denka Kogyo Co., Ltd.              310,500   2,878,709       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                       --------- ----------- ---------------
JAPAN -- (Continued)
    Kao Corp.                                            126,800 $ 9,115,150       0.1%
    Kappa Create Holdings Co., Ltd.                       25,800     318,305       0.0%
    Kasai Kogyo Co., Ltd.                                148,400   2,085,505       0.0%
#   Katakura & Co-op Agri Corp.                           12,200     139,013       0.0%
    Katakura Industries Co., Ltd.                        100,700   1,278,304       0.0%
    Kato Sangyo Co., Ltd.                                 78,100   2,875,510       0.0%
    Kato Works Co., Ltd.                                  35,226     824,706       0.0%
    KAWADA TECHNOLOGIES, Inc.                             24,500   1,420,344       0.0%
#   Kawagishi Bridge Works Co., Ltd.                       9,600     400,041       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.     24,700     803,763       0.0%
    Kawakin Holdings Co., Ltd.                            10,000      43,697       0.0%
    Kawasaki Heavy Industries, Ltd.                      338,400  11,313,417       0.1%
    Kawasaki Kinkai Kisen Kaisha, Ltd.                     2,800     101,549       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                          261,198   6,040,262       0.0%
    Kawasumi Laboratories, Inc.                           54,500     408,768       0.0%
    KDDI Corp.                                         1,128,700  30,298,365       0.1%
#   KeePer Technical Laboratory Co., Ltd.                 22,500     288,272       0.0%
    Keihan Holdings Co., Ltd.                            290,500   9,379,794       0.1%
    Keihanshin Building Co., Ltd.                        190,000   1,618,832       0.0%
    Keihin Co., Ltd.                                      12,500     188,963       0.0%
    Keihin Corp.                                         260,000   5,136,056       0.0%
    Keikyu Corp.                                         134,200   2,458,671       0.0%
    Keio Corp.                                            66,100   3,017,497       0.0%
    Keisei Electric Railway Co., Ltd.                    114,100   3,715,035       0.0%
    Keiyo Bank, Ltd. (The)                             1,078,000   4,934,066       0.0%
#   Keiyo Co., Ltd.                                      133,700     696,851       0.0%
    KEL Corp.                                             14,100     161,787       0.0%
#   Kenko Mayonnaise Co., Ltd.                            66,600   2,333,364       0.0%
    Kewpie Corp.                                         441,500  10,287,598       0.1%
    Key Coffee, Inc.                                      46,100     916,737       0.0%
    Keyence Corp.                                         18,610  11,347,992       0.1%
#   KFC Holdings Japan, Ltd.                              56,300   1,031,435       0.0%
    KH Neochem Co., Ltd.                                  68,900   2,083,597       0.0%
#*  KI Holdings Co., Ltd.                                 88,000     415,818       0.0%
    Ki-Star Real Estate Co., Ltd.                         23,300     619,339       0.0%
    Kikkoman Corp.                                        86,050   3,728,926       0.0%
#   Kimoto Co., Ltd.                                     242,600     672,254       0.0%
#   Kimura Chemical Plants Co., Ltd.                      84,900     384,600       0.0%
    Kimura Unity Co., Ltd.                                 2,000      21,159       0.0%
    Kinden Corp.                                         361,900   6,311,853       0.0%
    King Jim Co., Ltd.                                    15,500     152,259       0.0%
#*  Kinki Sharyo Co., Ltd. (The)                          22,900     536,248       0.0%
*   Kintetsu Department Store Co., Ltd.                   14,900     530,413       0.0%
    Kintetsu Group Holdings Co., Ltd.                    103,500   4,205,348       0.0%
    Kintetsu World Express, Inc.                         202,300   3,763,680       0.0%
    Kirin Holdings Co., Ltd.                             670,780  18,828,131       0.1%
    Kirindo Holdings Co., Ltd.                            36,900     999,714       0.0%
    Kissei Pharmaceutical Co., Ltd.                      122,300   3,450,287       0.0%
    Kita-Nippon Bank, Ltd. (The)                          32,600     851,135       0.0%
    Kitagawa Iron Works Co., Ltd.                         49,800   1,269,262       0.0%
#   Kitamura Co., Ltd.                                     4,800      43,573       0.0%
    Kitano Construction Corp.                            226,000     822,855       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
JAPAN -- (Continued)
#   Kitanotatsujin Corp.                  190,600 $ 1,449,987       0.0%
    Kito Corp.                            143,700   2,764,584       0.0%
    Kitz Corp.                            385,700   3,224,685       0.0%
    Kiyo Bank, Ltd. (The)                 265,200   4,317,833       0.0%
    KLab, Inc.                            135,000   2,294,967       0.0%
*   KNT-CT Holdings Co., Ltd.              51,100     825,589       0.0%
    Koa Corp.                              77,800   1,697,241       0.0%
    Koatsu Gas Kogyo Co., Ltd.             64,800     570,684       0.0%
    Kobayashi Pharmaceutical Co., Ltd.     42,400   3,577,706       0.0%
    Kobe Bussan Co., Ltd.                  33,900   1,642,417       0.0%
*   Kobe Electric Railway Co., Ltd.        12,800     465,743       0.0%
    Kobe Steel, Ltd.                    1,650,182  16,974,694       0.1%
#   Kobelco Eco-Solutions Co., Ltd.         8,000     140,367       0.0%
#   Kogi Corp.                              1,300      23,771       0.0%
#   Kohnan Shoji Co., Ltd.                 82,400   2,151,889       0.0%
    Kohsoku Corp.                          33,000     408,852       0.0%
    Koike Sanso Kogyo Co., Ltd.             4,000     109,899       0.0%
    Koito Manufacturing Co., Ltd.         151,300  10,125,601       0.1%
*   Kojima Co., Ltd.                      158,800     705,224       0.0%
    Kokusai Co., Ltd.                      13,700     122,502       0.0%
    Kokuyo Co., Ltd.                      306,864   5,542,381       0.0%
    KOMAIHALTEC, Inc.                      21,100     478,746       0.0%
#   Komatsu Seiren Co., Ltd.              122,000   1,189,751       0.0%
    Komatsu Wall Industry Co., Ltd.        29,600     645,730       0.0%
    Komatsu, Ltd.                         342,500  11,675,382       0.1%
    KOMEDA Holdings Co., Ltd.             112,400   2,268,391       0.0%
    Komehyo Co., Ltd.                      27,200     449,062       0.0%
    Komeri Co., Ltd.                      139,800   3,731,195       0.0%
    Komori Corp.                          318,400   4,049,299       0.0%
    Konaka Co., Ltd.                      106,480     577,062       0.0%
    Konami Holdings Corp.                 173,162   8,503,836       0.1%
    Kondotec, Inc.                         61,400     519,187       0.0%
    Konica Minolta, Inc.                1,483,300  12,732,367       0.1%
    Konishi Co., Ltd.                     109,100   1,778,766       0.0%
    Konoike Transport Co., Ltd.           104,700   1,830,690       0.0%
#   Konoshima Chemical Co., Ltd.           39,300     385,966       0.0%
#   Kosaido Co., Ltd.                      74,600     356,470       0.0%
    Kose Corp.                             49,800   9,202,872       0.1%
#   Kosei Securities Co., Ltd. (The)       31,000     400,943       0.0%
    Koshidaka Holdings Co., Ltd.           37,900   2,292,749       0.0%
    Kotobuki Spirits Co., Ltd.             65,200   3,091,527       0.0%
    Kourakuen Corp.                        29,000     491,139       0.0%
    Kozo Keikaku Engineering, Inc.          6,200     144,292       0.0%
    Krosaki Harima Corp.                   35,000   1,615,082       0.0%
    KRS Corp.                              35,000     892,162       0.0%
    KU Holdings Co., Ltd.                  47,400     501,623       0.0%
    Kubota Corp.                           86,000   1,450,004       0.0%
    Kubota Corp. Sponsored ADR             43,382   3,675,323       0.0%
    Kumagai Gumi Co., Ltd.                217,900   7,414,789       0.0%
#   Kumiai Chemical Industry Co., Ltd.    556,865   3,534,607       0.0%
#   Kura Corp.                             35,500   2,551,008       0.0%
    Kurabo Industries, Ltd.               879,000   2,900,608       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
JAPAN -- (Continued)
    Kuraray Co., Ltd.                          828,200 $13,792,967       0.1%
    Kureha Corp.                                75,500   5,126,745       0.0%
    Kurimoto, Ltd.                              46,000     860,656       0.0%
    Kurita Water Industries, Ltd.              200,400   6,489,703       0.0%
    Kuriyama Holdings Corp.                     20,400     415,345       0.0%
    Kushikatsu Tanaka Co.                        7,500     227,707       0.0%
    Kusuri no Aoki Holdings Co., Ltd.           44,600   3,059,140       0.0%
    KYB Corp.                                  110,400   5,318,697       0.0%
    Kyocera Corp.                              230,330  14,716,515       0.1%
#   Kyoden Co., Ltd.                           120,900     487,086       0.0%
    Kyodo Printing Co., Ltd.                    31,100     950,935       0.0%
#   Kyoei Steel, Ltd.                          121,600   2,532,124       0.0%
    Kyokuto Boeki Kaisha, Ltd.                 165,796     753,095       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.           148,900   2,354,398       0.0%
    Kyokuto Securities Co., Ltd.                72,600   1,041,065       0.0%
#   Kyokuyo Co., Ltd.                           50,900   1,750,484       0.0%
    KYORIN Holdings, Inc.                      157,600   3,081,828       0.0%
    Kyoritsu Maintenance Co., Ltd.             157,374   7,411,893       0.0%
    Kyoritsu Printing Co., Ltd.                152,900     517,777       0.0%
    Kyosan Electric Manufacturing Co., Ltd.    173,100   1,112,029       0.0%
    Kyowa Electronics Instruments Co., Ltd.    103,400     411,236       0.0%
    Kyowa Exeo Corp.                           274,800   7,146,209       0.0%
    Kyowa Hakko Kirin Co., Ltd.                137,900   2,983,870       0.0%
    Kyowa Leather Cloth Co., Ltd.               49,400     441,105       0.0%
    Kyudenko Corp.                             160,600   7,503,877       0.0%
    Kyushu Electric Power Co., Inc.            237,100   2,937,673       0.0%
    Kyushu Financial Group, Inc.             1,036,400   5,083,504       0.0%
    Kyushu Railway Co.                          91,000   2,912,273       0.0%
#   LAC Co., Ltd.                               56,800     668,883       0.0%
#   Lacto Japan Co., Ltd.                       18,200     851,365       0.0%
#*  Laox Co., Ltd.                             211,899     991,957       0.0%
    Lasertec Corp.                             127,200   4,202,592       0.0%
#   Lawson, Inc.                                67,600   4,465,727       0.0%
    LEC, Inc.                                   86,900   3,052,043       0.0%
    Leopalace21 Corp.                        1,344,600  11,661,615       0.1%
    Life Corp.                                  62,700   1,566,924       0.0%
*   Lifenet Insurance Co.                        7,300      31,462       0.0%
#   LIFULL Co., Ltd.                           152,400   1,237,973       0.0%
#   Like Co., Ltd.                              34,600     617,549       0.0%
    Linical Co., Ltd.                           35,300     577,277       0.0%
#   Link And Motivation, Inc.                  110,800   1,123,256       0.0%
    Lintec Corp.                               182,400   5,278,277       0.0%
    Lion Corp.                                 360,000   7,754,908       0.0%
#*  Litalico, Inc.                              20,300     306,460       0.0%
    LIXIL Group Corp.                          618,419  13,850,049       0.1%
    Lonseal Corp.                                5,700     119,808       0.0%
#   Look Holdings, Inc.                        137,000     428,213       0.0%
    Luckland Co., Ltd.                           6,600     156,597       0.0%
#*  M&A Capital Partners Co., Ltd.              20,700   1,493,431       0.0%
#   m-up, Inc.                                   9,500     130,161       0.0%
    M3, Inc.                                   108,800   4,100,218       0.0%
    Mabuchi Motor Co., Ltd.                     33,900   1,703,152       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
JAPAN -- (Continued)
    Macnica Fuji Electronics Holdings, Inc.    133,850 $ 2,289,955       0.0%
    Maeda Corp.                                485,800   5,995,670       0.0%
    Maeda Kosen Co., Ltd.                      108,500   1,647,627       0.0%
    Maeda Road Construction Co., Ltd.          213,000   4,596,010       0.0%
    Maezawa Kasei Industries Co., Ltd.          53,300     586,677       0.0%
    Maezawa Kyuso Industries Co., Ltd.          29,400     515,650       0.0%
    Makino Milling Machine Co., Ltd.           581,000   5,483,092       0.0%
    Makita Corp.                                60,000   2,688,272       0.0%
    Makita Corp. Sponsored ADR                   1,200      53,802       0.0%
    Mamezou Holdings Co., Ltd.                  64,700     761,312       0.0%
#   Mamiya-Op Co., Ltd.                         20,799     222,774       0.0%
    Mandom Corp.                                63,600   2,292,796       0.0%
    Mani, Inc.                                  36,700   1,489,072       0.0%
    MarkLines Co., Ltd.                         39,900     557,160       0.0%
    Mars Engineering Corp.                      40,500     903,010       0.0%
    Marubeni Corp.                           2,673,159  20,074,231       0.1%
    Marubun Corp.                               95,500     855,276       0.0%
    Marudai Food Co., Ltd.                     407,000   2,001,881       0.0%
    Marufuji Sheet Piling Co., Ltd.              2,700      71,669       0.0%
    Maruha Nichiro Corp.                       274,882   9,252,587       0.1%
#   Marui Group Co., Ltd.                      473,900   9,835,619       0.1%
#   Maruichi Steel Tube, Ltd.                  120,600   4,116,329       0.0%
    Maruka Machinery Co., Ltd.                  41,100     776,384       0.0%
#   Marumae Co., Ltd.                           23,900     370,275       0.0%
    Marusan Securities Co., Ltd.               144,000   1,371,159       0.0%
    Maruwa Co., Ltd.                            34,300   2,827,034       0.0%
#   Maruwa Unyu Kikan Co., Ltd.                 46,000   1,339,187       0.0%
    Maruyama Manufacturing Co., Inc.            15,400     267,521       0.0%
*   Maruzen CHI Holdings Co., Ltd.              14,700      47,819       0.0%
    Maruzen Co., Ltd.                           14,000     330,122       0.0%
    Maruzen Showa Unyu Co., Ltd.               232,000   1,096,695       0.0%
#   Marvelous, Inc.                            115,000     983,818       0.0%
    Matsuda Sangyo Co., Ltd.                    63,662   1,071,762       0.0%
    Matsui Construction Co., Ltd.               92,100     731,411       0.0%
    Matsui Securities Co., Ltd.                216,000   2,105,925       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.        172,200   7,670,844       0.0%
#   Matsuya Co., Ltd.                           40,700     521,085       0.0%
    Matsuya Foods Co., Ltd.                     49,500   1,729,856       0.0%
    Max Co., Ltd.                              118,100   1,535,982       0.0%
    Maxell Holdings, Ltd.                      176,900   3,488,309       0.0%
    Maxvalu Nishinihon Co., Ltd.                 1,700      27,902       0.0%
    Maxvalu Tokai Co., Ltd.                     23,200     518,735       0.0%
    Mazda Motor Corp.                        1,602,300  22,278,235       0.1%
#   McDonald's Holdings Co. Japan, Ltd.         44,700   2,091,866       0.0%
    MCJ Co., Ltd.                              205,500   2,726,978       0.0%
    Mebuki Financial Group, Inc.             1,760,250   6,832,273       0.0%
#   MEC Co., Ltd.                               44,400     739,341       0.0%
#   Media Do Holdings Co., Ltd.                 22,800     402,481       0.0%
#*  Medical Data Vision Co., Ltd.               52,600     760,399       0.0%
    Medical System Network Co., Ltd.           159,400     841,022       0.0%
    Medipal Holdings Corp.                     270,000   5,792,265       0.0%
    Medius Holdings Co., Ltd.                    8,700      80,943       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
JAPAN -- (Continued)
#*  Megachips Corp.                             90,100 $ 2,889,927       0.0%
    Megmilk Snow Brand Co., Ltd.               296,500   8,926,250       0.1%
    Meidensha Corp.                          1,083,000   4,261,838       0.0%
    Meiji Electric Industries Co., Ltd.         18,100     297,258       0.0%
    MEIJI Holdings Co., Ltd.                   137,920  11,061,237       0.1%
#   Meiji Shipping Co., Ltd.                    65,900     258,245       0.0%
#   Meiko Electronics Co., Ltd.                143,500   2,422,701       0.0%
    Meiko Network Japan Co., Ltd.              119,700   1,356,878       0.0%
    Meisei Industrial Co., Ltd.                172,500   1,288,435       0.0%
    Meitec Corp.                                89,300   4,896,538       0.0%
    Meito Sangyo Co., Ltd.                      28,800     467,077       0.0%
#   Meiwa Corp.                                 93,300     450,673       0.0%
#   Meiwa Estate Co., Ltd.                      69,800     479,166       0.0%
    Melco Holdings, Inc.                        27,400   1,007,173       0.0%
    Menicon Co., Ltd.                          145,500   3,797,523       0.0%
#   Mercuria Investment Co., Ltd.               13,400     132,004       0.0%
    Mesco, Inc.                                 12,400     151,091       0.0%
    METAWATER Co., Ltd.                         30,200     889,250       0.0%
#   Michinoku Bank, Ltd. (The)                  85,109   1,378,362       0.0%
#   Mie Kotsu Group Holdings, Inc.             237,500   1,128,958       0.0%
    Mikuni Corp.                               127,500     733,595       0.0%
    Milbon Co., Ltd.                            66,372   2,883,651       0.0%
#   Mimaki Engineering Co., Ltd.                88,600     695,385       0.0%
    Mimasu Semiconductor Industry Co., Ltd.     63,500   1,118,210       0.0%
    Minebea Mitsumi, Inc.                    1,038,826  20,777,350       0.1%
    Ministop Co., Ltd.                          92,600   1,921,162       0.0%
#   Mipox Corp.                                 46,400     246,276       0.0%
    Miraca Holdings, Inc.                      191,800   7,466,759       0.0%
#   Miraial Co., Ltd.                           31,900     445,218       0.0%
#   Mirait Holdings Corp.                      280,430   4,447,453       0.0%
    Miroku Jyoho Service Co., Ltd.              57,900   1,648,339       0.0%
    Misawa Homes Co., Ltd.                     120,900   1,020,928       0.0%
    MISUMI Group, Inc.                         200,700   5,538,596       0.0%
    Mitachi Co., Ltd.                            7,700      78,346       0.0%
    Mitani Corp.                                35,400   1,680,304       0.0%
    Mitani Sekisan Co., Ltd.                     6,400     146,394       0.0%
    Mito Securities Co., Ltd.                  295,700   1,142,025       0.0%
    Mitsuba Corp.                              184,300   2,690,238       0.0%
    Mitsubishi Chemical Holdings Corp.       3,644,360  34,474,196       0.1%
    Mitsubishi Corp.                         1,271,100  35,051,281       0.1%
    Mitsubishi Electric Corp.                1,199,000  18,381,330       0.1%
    Mitsubishi Estate Co., Ltd.                861,320  15,738,502       0.1%
    Mitsubishi Gas Chemical Co., Inc.          444,000  10,405,342       0.1%
    Mitsubishi Heavy Industries, Ltd.          477,700  18,884,309       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.              23,600     491,409       0.0%
    Mitsubishi Logisnext Co., Ltd.             199,200   1,716,590       0.0%
    Mitsubishi Logistics Corp.                 160,799   3,708,845       0.0%
    Mitsubishi Materials Corp.                 419,420  12,765,971       0.1%
    Mitsubishi Motors Corp.                  1,023,800   7,618,920       0.0%
    Mitsubishi Paper Mills, Ltd.               163,000   1,027,973       0.0%
    Mitsubishi Pencil Co., Ltd.                 55,400   1,100,934       0.0%
    Mitsubishi Research Institute, Inc.         34,800   1,220,750       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                          SHARES     VALUE++   OF NET ASSETS**
                                                        ---------- ----------- ---------------
JAPAN -- (Continued)
    Mitsubishi Shokuhin Co., Ltd.                           50,900 $ 1,485,273       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                60,300   1,457,049       0.0%
    Mitsubishi Tanabe Pharma Corp.                         287,200   5,454,870       0.0%
    Mitsubishi UFJ Financial Group, Inc.                 9,776,100  65,512,990       0.2%
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR   1,440,272   9,621,017       0.1%
    Mitsubishi UFJ Lease & Finance Co., Ltd.             1,830,300  11,635,347       0.1%
    Mitsuboshi Belting, Ltd.                               153,000   1,745,174       0.0%
    Mitsui & Co., Ltd.                                   1,134,245  20,442,699       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                        15,092   5,455,833       0.0%
#   Mitsui Chemicals, Inc.                                 514,613  14,751,985       0.1%
*   Mitsui E&S Holdings Co., Ltd.                          410,800   7,040,125       0.0%
    Mitsui Fudosan Co., Ltd.                               341,500   8,747,671       0.1%
#   Mitsui High-Tec, Inc.                                  106,100   1,554,147       0.0%
    Mitsui Home Co., Ltd.                                  111,000     736,708       0.0%
    Mitsui Matsushima Co., Ltd.                             59,000     845,036       0.0%
    Mitsui Mining & Smelting Co., Ltd.                     302,600  12,791,190       0.1%
    Mitsui OSK Lines, Ltd.                                 381,800  11,309,519       0.1%
    Mitsui Sugar Co., Ltd.                                  54,600   2,181,099       0.0%
*   Mitsui-Soko Holdings Co., Ltd.                         680,000   2,204,068       0.0%
#   Mitsumura Printing Co., Ltd.                             1,500      33,750       0.0%
    Mitsuuroko Group Holdings Co., Ltd.                    105,200     843,656       0.0%
    Miura Co., Ltd.                                         31,600     959,580       0.0%
#   Mixi, Inc.                                             151,000   4,962,894       0.0%
    Miyaji Engineering Group, Inc.                          31,800     621,027       0.0%
    Miyazaki Bank, Ltd. (The)                               71,300   2,307,906       0.0%
    Miyoshi Oil & Fat Co., Ltd.                             35,000     466,469       0.0%
    Mizuho Financial Group, Inc.                        22,906,260  41,442,846       0.2%
    Mizuno Corp.                                            89,321   2,888,008       0.0%
#   Mobile Factory, Inc.                                    16,900     191,135       0.0%
    Mochida Pharmaceutical Co., Ltd.                        31,899   2,247,544       0.0%
    Modec, Inc.                                            107,300   2,847,510       0.0%
#   Molitec Steel Co., Ltd.                                 23,200     146,208       0.0%
#   Monex Group, Inc.                                      956,200   5,438,757       0.0%
#   Money Partners Group Co., Ltd.                         127,100     509,332       0.0%
    Monogatari Corp. (The)                                  27,200   2,950,533       0.0%
#   MonotaRO Co., Ltd.                                     135,600   4,726,487       0.0%
    MORESCO Corp.                                           34,700     616,765       0.0%
#   Mori-Gumi Co., Ltd.                                     51,800     284,865       0.0%
#   Morinaga & Co., Ltd.                                   112,800   5,493,016       0.0%
    Morinaga Milk Industry Co., Ltd.                       224,100   9,843,085       0.1%
    Morita Holdings Corp.                                  148,900   2,920,162       0.0%
    Morito Co., Ltd.                                        66,500     627,158       0.0%
    Morozoff, Ltd.                                           9,399     569,858       0.0%
#*  Morpho, Inc.                                             9,600     325,549       0.0%
    Mory Industries, Inc.                                   27,200     822,468       0.0%
    MrMax Holdings, Ltd.                                    85,200     578,450       0.0%
    MS&AD Insurance Group Holdings, Inc.                   429,574  14,475,015       0.1%
#   MTI, Ltd.                                              157,700     942,561       0.0%
    Mugen Estate Co., Ltd.                                  83,800   1,063,931       0.0%
    Murata Manufacturing Co., Ltd.                          94,840  11,973,201       0.1%
    Musashi Seimitsu Industry Co., Ltd.                    138,300   4,845,391       0.0%
    Musashino Bank, Ltd. (The)                             132,800   4,424,561       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
JAPAN -- (Continued)
#*  Muto Seiko Co.                              22,000 $   244,656       0.0%
#   Mutoh Holdings Co., Ltd.                    11,700     262,962       0.0%
#*  Mynet, Inc.                                 24,500     283,592       0.0%
#   N Field Co., Ltd.                           42,900     807,131       0.0%
    Nabtesco Corp.                             196,600   7,089,531       0.0%
    NAC Co., Ltd.                               65,800     548,786       0.0%
    Nachi-Fujikoshi Corp.                      942,000   4,884,278       0.0%
#   Nadex Co., Ltd.                              3,700      41,568       0.0%
    Nafco Co., Ltd.                                200       3,371       0.0%
    Nagaileben Co., Ltd.                        17,200     454,885       0.0%
#   Nagano Bank, Ltd. (The)                     35,100     591,434       0.0%
    Nagano Keiki Co., Ltd.                      39,800     473,503       0.0%
    Nagase & Co., Ltd.                         397,400   6,786,457       0.0%
    Nagatanien Holdings Co., Ltd.               59,000     787,460       0.0%
    Nagawa Co., Ltd.                             6,100     260,384       0.0%
    Nagoya Railroad Co., Ltd.                  241,299   6,319,899       0.0%
*   Naigai Co., Ltd.                            12,200      63,753       0.0%
#   Naigai Tec Corp.                            10,600     325,150       0.0%
    Naigai Trans Line, Ltd.                     16,700     279,357       0.0%
    Nakabayashi Co., Ltd.                       88,700     512,530       0.0%
    Nakamoto Packs Co., Ltd.                    13,400     230,161       0.0%
#   Nakamuraya Co., Ltd.                         8,200     363,742       0.0%
    Nakanishi, Inc.                            102,300   2,132,697       0.0%
    Nakano Corp.                                76,100     432,947       0.0%
    Nakayama Steel Works, Ltd.                  98,500     692,022       0.0%
    Nakayo, Inc.                                 6,200     108,139       0.0%
    Namura Shipbuilding Co., Ltd.              335,548   2,079,983       0.0%
    Nankai Electric Railway Co., Ltd.          163,500   4,347,215       0.0%
    Nanto Bank, Ltd. (The)                     125,700   3,489,187       0.0%
    Narasaki Sangyo Co., Ltd.                   60,000     232,921       0.0%
#   Natori Co., Ltd.                            25,700     456,813       0.0%
    NDS Co., Ltd.                               14,200     564,980       0.0%
    NEC Capital Solutions, Ltd.                 64,100   1,223,090       0.0%
    NEC Corp.                                  635,680  17,424,033       0.1%
    NEC Networks & System Integration Corp.     85,200   2,229,206       0.0%
    NET One Systems Co., Ltd.                  291,700   4,694,804       0.0%
    Neturen Co., Ltd.                          163,200   1,645,784       0.0%
#*  New Japan Chemical Co., Ltd.               213,200     496,123       0.0%
#*  New Japan Radio Co., Ltd.                   85,000     726,888       0.0%
    Newton Financial Consulting, Inc.            3,000      66,351       0.0%
*   Nexon Co., Ltd.                            214,600   3,122,730       0.0%
#   Nextage Co., Ltd.                          111,300   1,138,650       0.0%
    Nexyz Group Corp.                           23,500     368,078       0.0%
    NGK Insulators, Ltd.                       584,300  10,718,369       0.1%
    NGK Spark Plug Co., Ltd.                   384,100   9,850,918       0.1%
    NH Foods, Ltd.                             140,499   6,137,916       0.0%
    NHK Spring Co., Ltd.                     1,163,400  12,856,323       0.1%
    Nicca Chemical Co., Ltd.                    11,200     128,785       0.0%
    Nice Holdings, Inc.                         36,100     485,485       0.0%
#   Nichi-iko Pharmaceutical Co., Ltd.         224,750   3,595,966       0.0%
    Nichia Steel Works, Ltd.                   102,200     327,024       0.0%
    Nichias Corp.                              618,000   7,827,860       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                                ------- ----------- ---------------
JAPAN -- (Continued)
    Nichiban Co., Ltd.                           36,500 $ 1,166,384       0.0%
    Nichicon Corp.                              208,400   2,351,423       0.0%
    Nichiden Corp.                               27,400     543,544       0.0%
    Nichiha Corp.                               145,800   5,780,677       0.0%
    NichiiGakkan Co., Ltd.                      268,600   2,774,370       0.0%
#   Nichimo Co., Ltd.                             4,800      79,558       0.0%
    Nichirei Corp.                              417,999  12,109,201       0.1%
    Nichireki Co., Ltd.                         126,600   1,389,773       0.0%
    Nichirin Co., Ltd.                           57,630   1,405,696       0.0%
    Nidec Corp.                                  59,878   9,367,413       0.1%
    Nidec Corp. Sponsored ADR                    20,578     808,921       0.0%
#   Nifco, Inc.                                 237,400   8,335,310       0.1%
    Nihon Chouzai Co., Ltd.                      45,460   1,416,241       0.0%
#   Nihon Dempa Kogyo Co., Ltd.                  79,000     495,102       0.0%
    Nihon Dengi Co., Ltd.                         5,000     124,141       0.0%
    Nihon Denkei Co., Ltd.                       16,800     297,038       0.0%
    Nihon Eslead Corp.                           42,900     787,979       0.0%
    Nihon Flush Co., Ltd.                        26,900     663,853       0.0%
#   Nihon House Holdings Co., Ltd.              250,400   1,315,395       0.0%
#   Nihon Kagaku Sangyo Co., Ltd.                47,600     559,012       0.0%
    Nihon Kohden Corp.                          129,000   3,686,680       0.0%
    Nihon M&A Center, Inc.                      282,600   8,248,133       0.1%
    Nihon Nohyaku Co., Ltd.                     265,300   1,720,146       0.0%
    Nihon Parkerizing Co., Ltd.                 216,100   3,421,337       0.0%
#   Nihon Plast Co., Ltd.                        57,700     541,227       0.0%
#   Nihon Tokushu Toryo Co., Ltd.                46,700     973,724       0.0%
    Nihon Trim Co., Ltd.                         14,600     607,516       0.0%
    Nihon Unisys, Ltd.                          367,300   7,623,302       0.0%
    Nihon Yamamura Glass Co., Ltd.              456,000     784,801       0.0%
#   Nikkato Corp.                                24,500     233,474       0.0%
    Nikkiso Co., Ltd.                           208,300   2,371,736       0.0%
    Nikko Co., Ltd.                              20,000     448,260       0.0%
    Nikkon Holdings Co., Ltd.                   235,600   6,268,838       0.0%
    Nikon Corp.                                 373,900   6,506,040       0.0%
    Nintendo Co., Ltd.                            4,500   1,890,793       0.0%
    Nippi, Inc.                                   8,900     366,525       0.0%
    Nippo Corp.                                 201,700   4,625,970       0.0%
    Nippon Air Conditioning Services Co., Ltd.   57,900     410,185       0.0%
    Nippon Aqua Co., Ltd.                        58,900     236,874       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.    50,900   1,127,807       0.0%
    Nippon Carbide Industries Co., Inc.          48,800     980,964       0.0%
    Nippon Ceramic Co., Ltd.                     12,000     318,510       0.0%
    Nippon Chemi-Con Corp.                       65,900   1,525,490       0.0%
    Nippon Chemical Industrial Co., Ltd.         24,900     777,465       0.0%
    Nippon Chemiphar Co., Ltd.                   10,000     422,470       0.0%
    Nippon Chutetsukan K.K.                      36,000      54,760       0.0%
    Nippon Coke & Engineering Co., Ltd.         991,000   1,058,557       0.0%
#   Nippon Commercial Development Co., Ltd.      63,700   1,042,116       0.0%
    Nippon Concept Corp.                         21,200     285,936       0.0%
#   Nippon Concrete Industries Co., Ltd.        269,300   1,115,496       0.0%
#   Nippon Denko Co., Ltd.                      626,250   2,088,580       0.0%
    Nippon Densetsu Kogyo Co., Ltd.             111,200   2,282,340       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
JAPAN -- (Continued)
    Nippon Electric Glass Co., Ltd.          247,800 $ 7,141,109       0.0%
    Nippon Express Co., Ltd.                 186,276  14,073,179       0.1%
    Nippon Felt Co., Ltd.                     15,100      71,427       0.0%
#   Nippon Filcon Co., Ltd.                   39,300     225,911       0.0%
    Nippon Fine Chemical Co., Ltd.            45,200     516,006       0.0%
    Nippon Flour Mills Co., Ltd.             229,000   3,734,998       0.0%
    Nippon Gas Co., Ltd.                     173,200   8,503,707       0.1%
    Nippon Hume Corp.                        116,400     887,112       0.0%
    Nippon Kanzai Co., Ltd.                   21,800     415,299       0.0%
    Nippon Kayaku Co., Ltd.                  436,400   5,460,568       0.0%
    Nippon Kinzoku Co., Ltd.                  35,200     750,757       0.0%
#   Nippon Kodoshi Corp.                      44,200   1,238,147       0.0%
    Nippon Koei Co., Ltd.                     65,100   1,908,421       0.0%
#   Nippon Koshuha Steel Co., Ltd.            46,700     360,141       0.0%
    Nippon Light Metal Holdings Co., Ltd.  3,656,600   9,774,174       0.1%
#   Nippon Paint Holdings Co., Ltd.          177,900   7,261,740       0.0%
    Nippon Paper Industries Co., Ltd.        363,402   6,959,940       0.0%
    Nippon Parking Development Co., Ltd.     731,400   1,226,778       0.0%
    Nippon Pillar Packing Co., Ltd.           97,200   1,403,878       0.0%
    Nippon Piston Ring Co., Ltd.              27,700     555,102       0.0%
    Nippon Rietec Co., Ltd.                    3,000      39,115       0.0%
    Nippon Road Co., Ltd. (The)               36,400   1,815,281       0.0%
    Nippon Seiki Co., Ltd.                   140,400   2,708,205       0.0%
    Nippon Seisen Co., Ltd.                   13,000     568,879       0.0%
#*  Nippon Sharyo, Ltd.                      379,000   1,019,889       0.0%
#*  Nippon Sheet Glass Co., Ltd.             330,000   2,693,942       0.0%
    Nippon Shinyaku Co., Ltd.                 19,400   1,444,469       0.0%
    Nippon Shokubai Co., Ltd.                 74,900   5,089,457       0.0%
    Nippon Signal Co., Ltd.                  261,200   2,478,989       0.0%
    Nippon Soda Co., Ltd.                    599,000   3,441,150       0.0%
    Nippon Steel & Sumikin Bussan Corp.       72,700   3,987,826       0.0%
    Nippon Steel & Sumitomo Metal Corp.      844,414  18,358,628       0.1%
    Nippon Suisan Kaisha, Ltd.             1,933,900  10,480,929       0.1%
    Nippon Systemware Co., Ltd.               41,500     927,902       0.0%
    Nippon Telegraph & Telephone Corp.       204,900   9,723,561       0.1%
    Nippon Thompson Co., Ltd.                334,600   2,463,692       0.0%
#   Nippon Tungsten Co., Ltd.                  4,900     122,634       0.0%
    Nippon Valqua Industries, Ltd.            92,900   2,559,396       0.0%
#   Nippon View Hotel Co., Ltd.               28,100     389,526       0.0%
    Nippon Yakin Kogyo Co., Ltd.             347,800     932,447       0.0%
    Nippon Yusen K.K.                        538,431  11,452,710       0.1%
#   Nipro Corp.                              758,900  10,922,787       0.1%
    Nishi-Nippon Financial Holdings, Inc.    517,614   6,215,488       0.0%
    Nishi-Nippon Railroad Co., Ltd.          182,400   5,064,889       0.0%
    Nishimatsu Construction Co., Ltd.        252,800   6,949,215       0.0%
    Nishimatsuya Chain Co., Ltd.             141,600   1,740,612       0.0%
    Nishio Rent All Co., Ltd.                105,800   3,141,209       0.0%
    Nissan Chemical Industries, Ltd.         192,700   8,568,074       0.1%
    Nissan Motor Co., Ltd.                 4,846,600  50,988,496       0.2%
    Nissan Shatai Co., Ltd.                  231,400   2,477,558       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.    123,500     447,830       0.0%
    Nissei ASB Machine Co., Ltd.              38,100   2,356,988       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
JAPAN -- (Continued)
    Nissei Build Kogyo Co., Ltd.           224,200 $ 2,791,820       0.0%
    Nissei Plastic Industrial Co., Ltd.     57,800     745,991       0.0%
#   Nissha Co., Ltd.                        50,400   1,186,543       0.0%
    Nisshin Fudosan Co.                    155,600   1,168,541       0.0%
    Nisshin Oillio Group, Ltd. (The)       117,100   3,366,797       0.0%
    Nisshin Seifun Group, Inc.             236,845   5,175,349       0.0%
    Nisshin Steel Co., Ltd.                247,274   3,272,309       0.0%
    Nisshinbo Holdings, Inc.               394,192   5,555,140       0.0%
    Nissin Corp.                            62,000   1,607,109       0.0%
    Nissin Electric Co., Ltd.              274,100   2,748,155       0.0%
    Nissin Foods Holdings Co., Ltd.         11,475     844,952       0.0%
    Nissin Kogyo Co., Ltd.                 194,000   3,404,054       0.0%
    Nissin Sugar Co., Ltd.                  57,200   1,118,971       0.0%
    Nissui Pharmaceutical Co., Ltd.         49,900     652,363       0.0%
    Nitori Holdings Co., Ltd.               32,300   5,446,902       0.0%
    Nitta Corp.                             50,800   1,931,286       0.0%
    Nitta Gelatin, Inc.                     58,600     456,833       0.0%
    Nittan Valve Co., Ltd.                  72,200     224,942       0.0%
    Nittetsu Mining Co., Ltd.               30,900   1,882,951       0.0%
    Nitto Boseki Co., Ltd.                 103,500   2,235,444       0.0%
    Nitto Denko Corp.                       62,000   4,609,379       0.0%
    Nitto FC Co., Ltd.                      65,500     440,069       0.0%
    Nitto Kogyo Corp.                      121,000   2,077,135       0.0%
    Nitto Kohki Co., Ltd.                   30,900     812,142       0.0%
    Nitto Seiko Co., Ltd.                   99,500     713,126       0.0%
    Nittoc Construction Co., Ltd.          142,749     820,738       0.0%
    Nittoku Engineering Co., Ltd.           46,200   1,595,856       0.0%
    NJS Co., Ltd.                           17,700     261,942       0.0%
    nms Holdings Co.                        36,400     275,386       0.0%
    Noda Corp.                              52,100     563,475       0.0%
    Noevir Holdings Co., Ltd.               17,900   1,287,221       0.0%
    NOF Corp.                              251,500   7,504,328       0.0%
    Nohmi Bosai, Ltd.                       77,900   1,675,457       0.0%
    Nojima Corp.                           190,500   4,703,098       0.0%
    NOK Corp.                              332,200   6,793,932       0.0%
    Nomura Co., Ltd.                       107,400   2,157,673       0.0%
    Nomura Holdings, Inc.                3,688,498  21,244,094       0.1%
#   Nomura Holdings, Inc. Sponsored ADR    357,946   2,051,031       0.0%
    Nomura Real Estate Holdings, Inc.      448,000  11,086,390       0.1%
    Nomura Research Institute, Ltd.         79,695   4,104,673       0.0%
    Noritake Co., Ltd.                      52,200   2,227,247       0.0%
#   Noritsu Koki Co., Ltd.                  53,300   1,331,456       0.0%
    Noritz Corp.                           128,100   2,334,056       0.0%
    North Pacific Bank, Ltd.             1,555,300   5,247,497       0.0%
    Nozawa Corp.                            11,600     131,511       0.0%
    NS Solutions Corp.                     136,600   3,954,764       0.0%
    NS Tool Co., Ltd.                       18,800     512,042       0.0%
    NS United Kaiun Kaisha, Ltd.            65,700   1,363,726       0.0%
    NSD Co., Ltd.                           82,039   1,710,444       0.0%
    NSK, Ltd.                              886,147  11,858,135       0.1%
#   NTN Corp.                            2,478,500  10,901,592       0.1%
    NTT Data Corp.                         379,500   4,089,868       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                            --------- ----------- ---------------
JAPAN -- (Continued)
    NTT DOCOMO, Inc.                        1,433,300 $37,027,876       0.2%
    NTT Urban Development Corp.               218,300   2,572,079       0.0%
    Nuflare Technology, Inc.                   22,700   1,499,011       0.0%
#   OAK Capital Corp.                         262,000     607,224       0.0%
    Oat Agrio Co., Ltd.                        10,700     397,693       0.0%
    Obara Group, Inc.                          40,600   2,398,916       0.0%
    Obayashi Corp.                          1,515,400  17,451,667       0.1%
    Obic Co., Ltd.                             62,300   5,218,324       0.0%
    Odakyu Electric Railway Co., Ltd.         167,000   3,594,403       0.0%
    Odelic Co., Ltd.                           15,800     642,160       0.0%
    Oenon Holdings, Inc.                      263,000   1,117,815       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)           188,500   4,751,789       0.0%
    Ohashi Technica, Inc.                      29,400     487,379       0.0%
#   Ohba Co., Ltd.                             19,400     112,747       0.0%
#*  Ohizumi Mfg. Co., Ltd.                     10,900      87,695       0.0%
    Ohki Healthcare Holdings Co., Ltd.          2,700      42,425       0.0%
    Ohsho Food Service Corp.                   32,300   1,621,035       0.0%
#   OIE Sangyo Co., Ltd.                        1,200      14,814       0.0%
    Oiles Corp.                                62,801   1,357,181       0.0%
*   Oisix.daichi, Inc.                          8,800     128,199       0.0%
#   Oita Bank, Ltd. (The)                      39,200   1,438,406       0.0%
    Oji Holdings Corp.                      2,954,000  20,780,198       0.1%
    Okabe Co., Ltd.                           194,800   1,850,635       0.0%
#   Okada Aiyon Corp.                          16,400     233,483       0.0%
    Okamoto Industries, Inc.                  234,000   2,341,402       0.0%
    Okamoto Machine Tool Works, Ltd.           21,199     699,028       0.0%
    Okamura Corp.                             212,900   2,874,497       0.0%
    Okasan Securities Group, Inc.             814,000   4,651,223       0.0%
#   Okaya Electric Industries Co., Ltd.        10,000      55,514       0.0%
    Oki Electric Industry Co., Ltd.           260,400   3,513,335       0.0%
    Okinawa Cellular Telephone Co.             26,900   1,001,295       0.0%
    Okinawa Electric Power Co., Inc. (The)    103,923   3,169,030       0.0%
    OKK Corp.                                  54,200     560,842       0.0%
    OKUMA Corp.                                91,600   5,232,258       0.0%
    Okumura Corp.                              95,400   3,949,450       0.0%
    Okura Industrial Co., Ltd.                242,000   1,348,330       0.0%
    Okuwa Co., Ltd.                            88,000     948,904       0.0%
    Olympic Group Corp.                        18,200      93,643       0.0%
    Olympus Corp.                              99,300   3,702,950       0.0%
#   Omikenshi Co., Ltd.                       464,000     468,285       0.0%
    Omron Corp.                               184,200   9,941,153       0.1%
    Ono Pharmaceutical Co., Ltd.               47,900   1,107,221       0.0%
    ONO Sokki Co., Ltd.                        36,500     283,806       0.0%
#   Onoken Co., Ltd.                           82,800   1,453,529       0.0%
    Onward Holdings Co., Ltd.                 569,000   4,689,060       0.0%
    Ootoya Holdings Co., Ltd.                   9,800     197,686       0.0%
*   Open Door, Inc.                            36,400     671,527       0.0%
    Open House Co., Ltd.                      150,100   8,356,311       0.1%
#   OPT Holding, Inc.                          70,100   1,044,672       0.0%
#   Optex Group Co., Ltd.                      90,800   2,727,316       0.0%
#*  Optim Corp.                                11,200     263,773       0.0%
    Oracle Corp.                               20,200   1,659,381       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                     SHARES     VALUE++   OF NET ASSETS**
                                                    --------- ----------- ---------------
JAPAN -- (Continued)
    Organo Corp.                                       32,400 $ 1,012,121       0.0%
#   Orient Corp.                                    1,536,400   2,372,033       0.0%
    Oriental Land Co., Ltd.                            53,300   5,311,595       0.0%
    Origin Electric Co., Ltd.                          25,500     416,155       0.0%
    ORIX Corp.                                      2,364,900  41,477,620       0.2%
#   ORIX Corp. Sponsored ADR                           17,419   1,533,046       0.0%
    Osaka Gas Co., Ltd.                               221,300   4,765,464       0.0%
    Osaka Organic Chemical Industry, Ltd.              70,000     912,345       0.0%
    Osaka Soda Co., Ltd.                               45,399   1,268,241       0.0%
#   Osaka Steel Co., Ltd.                              54,500   1,175,444       0.0%
#   OSAKA Titanium Technologies Co., Ltd.             109,100   2,022,576       0.0%
    Osaki Electric Co., Ltd.                          231,500   1,677,790       0.0%
    OSG Corp.                                         397,900   8,807,225       0.1%
    OSJB Holdings Corp.                               485,600   1,422,916       0.0%
    Otsuka Corp.                                       68,600   3,178,746       0.0%
    Otsuka Holdings Co., Ltd.                         145,700   7,617,588       0.0%
#   Otsuka Kagu, Ltd.                                  78,000     450,928       0.0%
    OUG Holdings, Inc.                                  1,000      24,508       0.0%
    Outsourcing, Inc.                                 285,500   4,786,523       0.0%
    Oyo Corp.                                         117,000   1,677,792       0.0%
    Pacific Industrial Co., Ltd.                      221,400   3,140,337       0.0%
#*  Pacific Metals Co., Ltd.                          109,100   3,827,840       0.0%
    Pack Corp. (The)                                   44,500   1,685,137       0.0%
    PAL GROUP Holdings Co., Ltd.                       64,700   1,772,384       0.0%
    PALTAC Corp.                                      150,258   7,520,792       0.0%
#   Paltek Corp.                                       17,600     106,156       0.0%
    Panasonic Corp.                                 1,809,642  26,795,633       0.1%
#   PAPYLESS Co., Ltd.                                 14,700     268,243       0.0%
#   Paraca, Inc.                                       20,300     452,596       0.0%
    Paramount Bed Holdings Co., Ltd.                   53,900   2,681,800       0.0%
    Parco Co., Ltd.                                    97,500   1,219,164       0.0%
    Paris Miki Holdings, Inc.                          93,600     445,876       0.0%
    Park24 Co., Ltd.                                  154,800   4,385,055       0.0%
    Parker Corp.                                        3,000      16,519       0.0%
*   Pasco Corp.                                       111,000     327,700       0.0%
#   Pasona Group, Inc.                                111,200   1,846,195       0.0%
#   PC Depot Corp.                                    157,540   1,031,373       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.     86,800     607,903       0.0%
    Penta-Ocean Construction Co., Ltd.              1,802,800  14,207,544       0.1%
    People Co., Ltd.                                      800      11,745       0.0%
#   Pepper Food Service Co., Ltd.                      46,700   2,688,513       0.0%
#*  PeptiDream, Inc.                                   30,200   1,220,146       0.0%
    Persol Holdings Co., Ltd.                         111,100   2,640,865       0.0%
    PIA Corp.                                          19,200   1,161,597       0.0%
    Pickles Corp.                                       3,300      59,884       0.0%
    Pigeon Corp.                                       94,600   4,434,284       0.0%
    Pilot Corp.                                        78,800   4,301,885       0.0%
    Piolax, Inc.                                      100,100   2,804,002       0.0%
#*  Pioneer Corp.                                   2,286,300   3,566,409       0.0%
#   Plenus Co., Ltd.                                   91,900   1,584,004       0.0%
    Pola Orbis Holdings, Inc.                         118,400   5,165,741       0.0%
#   Poletowin Pitcrew Holdings, Inc.                   67,800   1,160,921       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
JAPAN -- (Continued)
#   Press Kogyo Co., Ltd.                   468,300 $ 2,698,710       0.0%
    Pressance Corp.                         203,700   3,112,207       0.0%
    Prestige International, Inc.            140,200   1,610,554       0.0%
    Prima Meat Packers, Ltd.                902,000   5,503,231       0.0%
    Pro-Ship, Inc.                            3,700      94,044       0.0%
    Pronexus, Inc.                           35,500     458,875       0.0%
#   Prospect Co., Ltd.                    3,401,000   1,664,651       0.0%
#   Proto Corp.                              31,000     444,990       0.0%
    PS Mitsubishi Construction Co., Ltd.    169,400   1,116,644       0.0%
    Punch Industry Co., Ltd.                116,700   1,257,889       0.0%
    Qol Co., Ltd.                           119,400   2,447,421       0.0%
    Quick Co., Ltd.                          34,100     559,609       0.0%
#   Raccoon Co., Ltd.                        34,800     203,997       0.0%
    Raito Kogyo Co., Ltd.                   264,300   2,871,962       0.0%
    Rakus Co., Ltd.                          44,000     623,619       0.0%
    Rakuten, Inc.                         1,029,500   7,316,215       0.0%
#   Rasa Corp.                               27,300     229,445       0.0%
    Rasa Industries, Ltd.                    42,599     871,354       0.0%
#   Raysum Co., Ltd.                         78,600   1,024,487       0.0%
#   RECOMM Co., Ltd.                        114,500     272,121       0.0%
    Recruit Holdings Co., Ltd.              348,600   8,037,655       0.1%
#*  Refinverse, Inc.                          1,900      49,210       0.0%
#   Relia, Inc.                              65,500     832,745       0.0%
    Relo Group, Inc.                        238,800   5,364,628       0.0%
#   Renaissance, Inc.                        39,700     691,590       0.0%
    Renesas Easton Co., Ltd.                 48,000     302,089       0.0%
#*  Renesas Electronics Corp.               192,600   2,009,143       0.0%
    Rengo Co., Ltd.                       1,075,110   9,242,211       0.1%
#*  Renown, Inc.                            277,300     416,377       0.0%
#   Resol Holdings Co., Ltd.                  4,700     187,211       0.0%
    Resona Holdings, Inc.                 2,222,800  12,630,126       0.1%
    Resorttrust, Inc.                       171,800   3,557,420       0.0%
#   Retail Partners Co., Ltd.                 3,300      48,974       0.0%
    Rheon Automatic Machinery Co., Ltd.      65,400   1,203,671       0.0%
    Rhythm Watch Co., Ltd.                   29,300     631,674       0.0%
    Riberesute Corp.                         34,000     311,316       0.0%
    Ricoh Co., Ltd.                       1,231,119  12,029,606       0.1%
    Ricoh Leasing Co., Ltd.                  72,700   2,424,623       0.0%
    Ride On Express Holdings Co., Ltd.       55,900     533,697       0.0%
    Right On Co., Ltd.                       81,200     768,927       0.0%
    Riken Corp.                              37,700   2,168,371       0.0%
    Riken Keiki Co., Ltd.                    54,100   1,217,928       0.0%
    Riken Technos Corp.                     213,700   1,037,545       0.0%
    Riken Vitamin Co., Ltd.                  28,400   1,068,872       0.0%
    Ringer Hut Co., Ltd.                     66,300   1,610,975       0.0%
    Rinnai Corp.                             16,300   1,622,643       0.0%
    Rion Co., Ltd.                           33,100     754,816       0.0%
    Riso Kagaku Corp.                        79,858   1,596,774       0.0%
#   Riso Kyoiku Co., Ltd.                   114,950     884,933       0.0%
    Rix Corp.                                 4,400      83,274       0.0%
#   Rock Field Co., Ltd.                     72,900   1,392,884       0.0%
    Rohm Co., Ltd.                           86,700   8,033,884       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
JAPAN -- (Continued)
    Rohto Pharmaceutical Co., Ltd.         210,200 $ 6,118,377       0.0%
    Rokko Butter Co., Ltd.                  91,700   2,186,583       0.0%
    Roland DG Corp.                         67,900   1,576,665       0.0%
#   Rorze Corp.                             73,100   1,642,792       0.0%
    Round One Corp.                        421,300   6,093,561       0.0%
    Royal Holdings Co., Ltd.               136,300   3,704,848       0.0%
    RS Technologies Co., Ltd.               13,200     828,577       0.0%
#*  RVH, Inc.                               70,400     287,479       0.0%
    Ryobi, Ltd.                            146,200   3,735,192       0.0%
    Ryoden Corp.                            68,100   1,142,032       0.0%
    Ryohin Keikaku Co., Ltd.                15,575   5,327,641       0.0%
    Ryosan Co., Ltd.                        86,800   3,230,041       0.0%
    Ryoyo Electro Corp.                    128,600   2,129,300       0.0%
    S Foods, Inc.                           61,600   2,588,151       0.0%
#   S LINE Co., Ltd.                         8,300      93,485       0.0%
#   S&B Foods, Inc.                            700      68,971       0.0%
    Sac's Bar Holdings, Inc.                82,000     877,138       0.0%
    Sagami Rubber Industries Co., Ltd.      26,000     425,428       0.0%
    Saibu Gas Co., Ltd.                     73,700   1,991,923       0.0%
    Saizeriya Co., Ltd.                    153,500   3,545,914       0.0%
    Sakai Chemical Industry Co., Ltd.       62,600   1,635,031       0.0%
    Sakai Heavy Industries, Ltd.            20,200     856,190       0.0%
    Sakai Moving Service Co., Ltd.          50,200   2,712,831       0.0%
#   Sakai Ovex Co., Ltd.                    27,599     603,474       0.0%
    Sakata INX Corp.                       146,400   2,237,050       0.0%
    Sakata Seed Corp.                        7,400     271,048       0.0%
#   Sakura Internet, Inc.                   71,200     510,411       0.0%
#   Sala Corp.                             225,800   1,405,506       0.0%
    SAMTY Co., Ltd.                        108,700   2,008,877       0.0%
    San Holdings, Inc.                      12,800     345,882       0.0%
*   San ju San Financial Group, Inc.        85,000   1,797,658       0.0%
    San-A Co., Ltd.                         58,500   3,119,571       0.0%
    San-Ai Oil Co., Ltd.                   205,400   3,233,637       0.0%
    San-In Godo Bank, Ltd. (The)           646,500   6,078,344       0.0%
*   Sanden Holdings Corp.                  142,300   2,067,294       0.0%
#   Sanei Architecture Planning Co., Ltd.   49,100     826,972       0.0%
    Sangetsu Corp.                         141,300   2,916,082       0.0%
*   Sanix, Inc.                             90,400     223,456       0.0%
#   Sanken Electric Co., Ltd.              850,000   5,440,059       0.0%
    Sanki Engineering Co., Ltd.            225,900   2,514,721       0.0%
#   Sanko Gosei, Ltd.                       97,400     494,655       0.0%
    Sanko Marketing Foods Co., Ltd.          9,300      86,838       0.0%
#   Sanko Metal Industrial Co., Ltd.        11,300     365,427       0.0%
    Sankyo Co., Ltd.                       115,800   4,059,616       0.0%
    Sankyo Frontier Co., Ltd.                9,300     277,416       0.0%
    Sankyo Seiko Co., Ltd.                 132,700     602,621       0.0%
    Sankyo Tateyama, Inc.                  137,300   2,036,903       0.0%
    Sankyu, Inc.                           253,600  12,325,328       0.1%
    Sanoh Industrial Co., Ltd.             132,600     947,324       0.0%
#   Sanoyas Holdings Corp.                 154,200     373,117       0.0%
    Sanrio Co., Ltd.                        74,000   1,359,404       0.0%
    Sansei Landic Co., Ltd.                 16,700     203,382       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
JAPAN -- (Continued)
    Sansei Technologies, Inc.                   40,600 $   523,083       0.0%
#   Sansha Electric Manufacturing Co., Ltd.     43,900     570,751       0.0%
    Sanshin Electronics Co., Ltd.              113,400   2,304,219       0.0%
    Santen Pharmaceutical Co., Ltd.            205,900   3,457,948       0.0%
    Sanwa Holdings Corp.                       829,300  10,649,117       0.1%
    Sanyei Corp.                                   600      21,614       0.0%
    Sanyo Chemical Industries, Ltd.             58,100   2,741,666       0.0%
    Sanyo Denki Co., Ltd.                       35,000   3,020,363       0.0%
    Sanyo Electric Railway Co., Ltd.            41,100   1,050,160       0.0%
    Sanyo Engineering & Construction, Inc.      23,300     168,654       0.0%
    Sanyo Housing Nagoya Co., Ltd.              39,100     428,031       0.0%
    Sanyo Industries, Ltd.                       1,500      28,762       0.0%
#   Sanyo Shokai, Ltd.                          78,899   1,827,733       0.0%
    Sanyo Special Steel Co., Ltd.              116,400   2,961,579       0.0%
    Sanyo Trading Co., Ltd.                     57,200   1,123,610       0.0%
#   Sapporo Holdings, Ltd.                     341,800   9,779,733       0.1%
#   Sata Construction Co., Ltd.                 46,000     202,230       0.0%
    Sato Holdings Corp.                        131,200   3,680,855       0.0%
    Sato Shoji Corp.                            29,000     326,359       0.0%
    Satori Electric Co., Ltd.                   87,400     883,580       0.0%
    Sawada Holdings Co., Ltd.                   66,000     603,081       0.0%
    Sawai Pharmaceutical Co., Ltd.             211,400   9,135,778       0.1%
    Saxa Holdings, Inc.                         23,000     447,168       0.0%
    SBI Holdings, Inc.                         632,380  15,945,643       0.1%
    SBS Holdings, Inc.                         119,600   1,488,716       0.0%
#   Scala, Inc.                                 83,000     616,598       0.0%
    SCREEN Holdings Co., Ltd.                  109,800   8,981,065       0.1%
#   Scroll Corp.                               159,500     641,694       0.0%
    SCSK Corp.                                  63,759   2,728,635       0.0%
#   SEC Carbon, Ltd.                             5,700     343,960       0.0%
    Secom Co., Ltd.                             95,400   7,157,267       0.0%
    Secom Joshinetsu Co., Ltd.                   3,000     101,017       0.0%
#   Seed Co., Ltd.                              11,500     771,006       0.0%
    Sega Sammy Holdings, Inc.                  733,512  12,049,179       0.1%
    Seibu Electric Industry Co., Ltd.            8,099     212,104       0.0%
    Seibu Holdings, Inc.                       311,600   5,253,660       0.0%
#   Seika Corp.                                 39,100     989,875       0.0%
    Seikitokyu Kogyo Co., Ltd.                 193,699   1,245,225       0.0%
    Seiko Epson Corp.                          583,600  10,969,814       0.1%
    Seiko Holdings Corp.                       159,600   4,155,119       0.0%
#   Seiko PMC Corp.                             31,500     355,383       0.0%
    Seino Holdings Co., Ltd.                   444,800   8,331,438       0.1%
    Seiren Co., Ltd.                           216,200   4,168,152       0.0%
    Sekisui Chemical Co., Ltd.                 880,300  15,572,575       0.1%
    Sekisui House, Ltd.                        797,000  14,607,877       0.1%
    Sekisui Jushi Corp.                         92,400   2,011,921       0.0%
    Sekisui Plastics Co., Ltd.                 136,500   1,833,543       0.0%
    Senko Group Holdings Co., Ltd.             589,500   4,530,184       0.0%
    Senshu Electric Co., Ltd.                   21,900     647,965       0.0%
    Senshu Ikeda Holdings, Inc.              1,167,860   4,605,541       0.0%
*   Senshukai Co., Ltd.                        142,200     745,079       0.0%
#   Septeni Holdings Co., Ltd.                 209,100     537,508       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Seria Co., Ltd.                                 57,000 $ 2,793,253       0.0%
    Seven & I Holdings Co., Ltd.                   952,252  41,956,964       0.2%
#   Seven Bank, Ltd.                             2,094,800   7,033,210       0.0%
#   SFP Holdings Co., Ltd.                          43,500     801,399       0.0%
#   Sharp Corp.                                     44,399   1,297,125       0.0%
    Shibaura Electronics Co., Ltd.                  43,600   2,077,775       0.0%
    Shibaura Mechatronics Corp.                    167,000     666,789       0.0%
    Shibusawa Warehouse Co., Ltd. (The)             33,000     559,336       0.0%
    Shibuya Corp.                                   82,700   2,819,958       0.0%
#   Shidax Corp.                                    52,800     235,605       0.0%
#*  SHIFT, Inc.                                     25,800   1,191,844       0.0%
#   Shiga Bank, Ltd. (The)                       1,052,185   5,330,032       0.0%
#   Shikibo, Ltd.                                   34,400     433,485       0.0%
    Shikoku Bank, Ltd. (The)                       155,400   2,268,918       0.0%
    Shikoku Chemicals Corp.                        119,100   1,685,689       0.0%
#   Shikoku Electric Power Co., Inc.               291,700   3,719,210       0.0%
    Shima Seiki Manufacturing, Ltd.                 45,500   2,884,308       0.0%
    Shimachu Co., Ltd.                             214,300   6,918,123       0.0%
    Shimadzu Corp.                                 284,600   7,724,398       0.0%
    Shimamura Co., Ltd.                             65,146   7,581,252       0.0%
    Shimano, Inc.                                   30,400   4,042,247       0.0%
    Shimizu Bank, Ltd. (The)                        31,900     897,156       0.0%
    Shimizu Corp.                                1,288,100  12,744,230       0.1%
    Shimojima Co., Ltd.                              5,900      64,021       0.0%
    Shin Nippon Air Technologies Co., Ltd.          58,900     871,901       0.0%
*   Shin Nippon Biomedical Laboratories, Ltd.       79,300     396,291       0.0%
    Shin-Etsu Chemical Co., Ltd.                   122,100  12,252,693       0.1%
    Shin-Etsu Polymer Co., Ltd.                    149,900   1,423,118       0.0%
    Shin-Keisei Electric Railway Co., Ltd.          10,500     215,504       0.0%
    Shinagawa Refractories Co., Ltd.                29,900     805,894       0.0%
    Shindengen Electric Manufacturing Co., Ltd.     39,500   2,478,121       0.0%
#*  Shinkawa, Ltd.                                  87,300     794,754       0.0%
    Shinko Electric Industries Co., Ltd.           379,900   2,955,540       0.0%
#   Shinko Plantech Co., Ltd.                      203,400   1,909,391       0.0%
    Shinko Shoji Co., Ltd.                          89,900   1,562,641       0.0%
#   Shinko Wire Co., Ltd.                            4,700      64,901       0.0%
    Shinmaywa Industries, Ltd.                     398,000   4,460,580       0.0%
    Shinnihon Corp.                                148,500   1,647,302       0.0%
#   Shinoken Group Co., Ltd.                        93,100   2,830,632       0.0%
    Shinsei Bank, Ltd.                             346,800   5,399,530       0.0%
    Shinsho Corp.                                   26,500     847,960       0.0%
    Shinwa Co., Ltd.                                27,500     644,505       0.0%
#   Shionogi & Co., Ltd.                           198,200  10,185,834       0.1%
    Ship Healthcare Holdings, Inc.                 233,700   8,114,779       0.1%
    Shirai Electronics Industrial Co., Ltd.         22,600     111,295       0.0%
    Shiseido Co., Ltd.                             247,100  16,032,094       0.1%
#   Shizuki Electric Co., Inc.                      53,100     367,925       0.0%
    Shizuoka Bank, Ltd. (The)                      874,900   8,872,199       0.1%
    Shizuoka Gas Co., Ltd.                         247,300   2,237,542       0.0%
#   Shobunsha Publications, Inc.                    47,400     361,379       0.0%
#   Shoei Co., Ltd.                                 42,800   1,586,924       0.0%
#   Shoei Foods Corp.                               65,100   2,568,260       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                            --------- ----------- ---------------
JAPAN -- (Continued)
    Shofu, Inc.                                14,100 $   186,524       0.0%
*   Shoko Co., Ltd.                           440,000     448,301       0.0%
#   Showa Aircraft Industry Co., Ltd.          16,353     195,251       0.0%
    Showa Corp.                               303,800   4,566,387       0.0%
    Showa Denko K.K.                          667,400  22,204,908       0.1%
    Showa Sangyo Co., Ltd.                     87,900   2,326,267       0.0%
    Showa Shell Sekiyu K.K.                   455,100   6,426,275       0.0%
    Showa Shinku Co., Ltd.                     20,300     416,739       0.0%
#   Showcase TV, Inc.                           9,100     119,673       0.0%
    Sigma Koki Co., Ltd.                        9,000     191,883       0.0%
#   SIGMAXYZ, Inc.                             40,400     696,373       0.0%
#   Siix Corp.                                151,000   3,034,390       0.0%
    Sinanen Holdings Co., Ltd.                 31,300     805,044       0.0%
#   Sinfonia Technology Co., Ltd.             662,000   2,336,450       0.0%
    Sinko Industries, Ltd.                     81,600   1,322,458       0.0%
    Sintokogio, Ltd.                          205,600   2,190,500       0.0%
    SK-Electronics Co., Ltd.                   53,200   1,158,287       0.0%
    SKY Perfect JSAT Holdings, Inc.           838,200   3,819,696       0.0%
#   Skylark Co., Ltd.                         334,700   4,923,264       0.0%
    SMC Corp.                                   8,700   3,305,937       0.0%
    SMK Corp.                                 226,000     800,597       0.0%
    SMS Co., Ltd.                             116,400   4,407,025       0.0%
#   Snow Peak, Inc.                            11,500     151,252       0.0%
    SNT Corp.                                  62,200     278,353       0.0%
#   Soda Nikka Co., Ltd.                       68,000     454,488       0.0%
#   Sodick Co., Ltd.                          187,500   2,307,731       0.0%
    Soft99 Corp.                               11,800     135,787       0.0%
    SoftBank Group Corp.                      496,332  37,924,047       0.2%
    Softbank Technology Corp.                  33,600     527,139       0.0%
#   Softbrain Co., Ltd.                        69,300     279,098       0.0%
    Softcreate Holdings Corp.                  25,900     405,957       0.0%
    Software Service, Inc.                      6,100     426,685       0.0%
    Sogo Medical Co., Ltd.                    110,600   2,581,250       0.0%
    Sohgo Security Services Co., Ltd.         135,900   6,709,896       0.0%
    Sojitz Corp.                            3,455,200  11,373,680       0.1%
    Soken Chemical & Engineering Co., Ltd.     17,300     377,093       0.0%
    Solasto Corp.                              60,500   1,601,238       0.0%
#   Soliton Systems K.K.                       30,200     406,721       0.0%
    Solxyz Co., Ltd.                            5,200      55,688       0.0%
    Sompo Holdings, Inc.                      364,900  15,278,401       0.1%
    Sony Corp.                                611,200  28,546,767       0.1%
    Sony Corp. Sponsored ADR                  344,389  15,783,348       0.1%
    Sony Financial Holdings, Inc.             175,100   3,194,502       0.0%
#   Soshin Electric Co., Ltd.                  30,300     185,955       0.0%
    Sotetsu Holdings, Inc.                    119,400   3,420,628       0.0%
#   Sotoh Co., Ltd.                             9,900      91,976       0.0%
#   Sourcenext Corp.                           78,700     557,509       0.0%
    Space Co., Ltd.                            41,160     563,162       0.0%
#   Sparx Group Co., Ltd.                     321,300     868,412       0.0%
    SPK Corp.                                   9,100     235,707       0.0%
    Square Enix Holdings Co., Ltd.             84,900   3,518,913       0.0%
    SRA Holdings                               58,000   1,672,004       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
JAPAN -- (Continued)
    Srg Takamiya Co., Ltd.                     103,800 $   640,278       0.0%
    SRS Holdings Co., Ltd.                       4,600      40,857       0.0%
    ST Corp.                                    24,300     541,325       0.0%
    St Marc Holdings Co., Ltd.                  85,600   2,423,607       0.0%
    St-Care Holding Corp.                       63,400     451,523       0.0%
    Stanley Electric Co., Ltd.                 293,800  10,617,730       0.1%
    Star Mica Co., Ltd.                         37,700     814,516       0.0%
    Star Micronics Co., Ltd.                    55,200     987,625       0.0%
    Start Today Co., Ltd.                      186,000   5,370,552       0.0%
    Starts Corp., Inc.                         176,700   4,878,528       0.0%
    Starzen Co., Ltd.                           30,699   1,545,289       0.0%
#   Stella Chemifa Corp.                        66,200   2,204,273       0.0%
    Step Co., Ltd.                              17,400     273,999       0.0%
#   Strike Co., Ltd.                             9,700     600,695       0.0%
    Studio Alice Co., Ltd.                      62,400   1,400,165       0.0%
    Subaru Corp.                               525,900  17,652,552       0.1%
    Subaru Enterprise Co., Ltd.                  4,700     301,625       0.0%
#   Sugi Holdings Co., Ltd.                     41,800   2,433,557       0.0%
    Sugimoto & Co., Ltd.                        22,800     431,862       0.0%
    Sumco Corp.                                338,160   8,259,398       0.1%
#   Sumida Corp.                               187,800   2,576,130       0.0%
    Suminoe Textile Co., Ltd.                   28,000     732,384       0.0%
#   Sumiseki Holdings, Inc.                    423,100     642,399       0.0%
    Sumitomo Bakelite Co., Ltd.                721,000   6,503,239       0.0%
    Sumitomo Chemical Co., Ltd.              4,126,852  23,612,404       0.1%
#   Sumitomo Corp.                             999,800  17,946,947       0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.        214,900   3,908,344       0.0%
    Sumitomo Densetsu Co., Ltd.                 75,100   1,593,586       0.0%
    Sumitomo Electric Industries, Ltd.       1,330,600  20,370,236       0.1%
    Sumitomo Forestry Co., Ltd.                599,800   9,938,827       0.1%
    Sumitomo Heavy Industries, Ltd.            273,896  10,465,647       0.1%
    Sumitomo Metal Mining Co., Ltd.            238,900  10,191,558       0.1%
    Sumitomo Mitsui Construction Co., Ltd.   1,065,580   6,527,287       0.0%
    Sumitomo Mitsui Financial Group, Inc.    1,276,170  53,188,520       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.       314,973  13,357,084       0.1%
#   Sumitomo Osaka Cement Co., Ltd.          1,763,000   8,071,070       0.1%
    Sumitomo Precision Products Co., Ltd.      184,000     642,854       0.0%
    Sumitomo Realty & Development Co., Ltd.    470,000  18,669,911       0.1%
#   Sumitomo Riko Co., Ltd.                    203,800   2,130,393       0.0%
    Sumitomo Rubber Industries, Ltd.           515,263   9,201,405       0.1%
    Sumitomo Seika Chemicals Co., Ltd.          55,200   2,642,465       0.0%
    Sumitomo Warehouse Co., Ltd. (The)         623,000   4,262,275       0.0%
    Sun A Kaken Co., Ltd.                        1,800      12,658       0.0%
    Sun Corp.                                   57,700     392,061       0.0%
    Sun Frontier Fudousan Co., Ltd.            173,000   2,087,361       0.0%
    Sun-Wa Technos Corp.                        35,900     532,583       0.0%
    Suncall Corp.                               20,200     135,375       0.0%
    Sundrug Co., Ltd.                           67,400   3,467,263       0.0%
    Suntory Beverage & Food, Ltd.               84,700   4,168,081       0.0%
    Suruga Bank, Ltd.                          321,900   4,360,597       0.0%
    Suzuden Corp.                                4,800      71,353       0.0%
    Suzuken Co., Ltd.                          201,420   8,660,746       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------- ----------- ---------------
JAPAN -- (Continued)
    Suzuki Co., Ltd.                           45,000 $   451,303       0.0%
    Suzuki Motor Corp.                        282,300  15,173,013       0.1%
    SWCC Showa Holdings Co., Ltd.             175,200   1,508,796       0.0%
*   Synchro Food Co., Ltd.                     27,300     273,835       0.0%
    Sysmex Corp.                               59,900   5,291,402       0.0%
    System Information Co., Ltd.                9,800      91,126       0.0%
    Systemsoft Corp.                           79,400     101,448       0.0%
    Systena Corp.                              52,100   1,976,449       0.0%
    Syuppin Co., Ltd.                          60,000     674,257       0.0%
#   T Hasegawa Co., Ltd.                       81,892   1,760,303       0.0%
    T RAD Co., Ltd.                            38,700   1,385,702       0.0%
    T&D Holdings, Inc.                        919,910  15,623,738       0.1%
    T&K Toka Co., Ltd.                         62,000     759,274       0.0%
    T-Gaia Corp.                               65,800   1,838,748       0.0%
    Tachi-S Co., Ltd.                         131,300   2,379,607       0.0%
    Tachibana Eletech Co., Ltd.                78,980   1,506,486       0.0%
#   Tachikawa Corp.                            43,300     603,761       0.0%
#   Tacmina Corp.                                 900      13,867       0.0%
    Tadano, Ltd.                              329,421   5,069,471       0.0%
    Taihei Dengyo Kaisha, Ltd.                 83,400   2,153,789       0.0%
    Taiheiyo Cement Corp.                     357,436  13,496,777       0.1%
    Taiheiyo Kouhatsu, Inc.                    33,499     318,629       0.0%
    Taiho Kogyo Co., Ltd.                      96,900   1,308,066       0.0%
    Taikisha, Ltd.                             67,500   2,353,926       0.0%
    Taiko Bank, Ltd. (The)                     18,300     400,085       0.0%
    Taiko Pharmaceutical Co., Ltd.             12,600     242,408       0.0%
    Taisei Corp.                              208,480  11,246,639       0.1%
    Taisei Lamick Co., Ltd.                    16,900     488,204       0.0%
    Taisho Pharmaceutical Holdings Co., Ltd.   36,200   3,462,553       0.0%
    Taiyo Holdings Co., Ltd.                   46,500   1,976,001       0.0%
    Taiyo Nippon Sanso Corp.                  291,700   4,324,666       0.0%
#   Taiyo Yuden Co., Ltd.                     704,400  12,492,151       0.1%
    Takachiho Koheki Co., Ltd.                 10,800     114,134       0.0%
    Takadakiko Co., Ltd.                        1,800      57,497       0.0%
*   Takagi Seiko Corp.                          5,800     183,069       0.0%
    Takamatsu Construction Group Co., Ltd.     42,500   1,146,824       0.0%
#   Takamatsu Machinery Co., Ltd.               1,500      15,768       0.0%
    Takano Co., Ltd.                           26,700     233,331       0.0%
#   Takaoka Toko Co., Ltd.                     61,874   1,054,058       0.0%
    Takara Holdings, Inc.                     310,400   3,744,399       0.0%
#   Takara Leben Co., Ltd.                    538,700   2,282,330       0.0%
#   Takara Printing Co., Ltd.                  22,800     422,001       0.0%
    Takara Standard Co., Ltd.                 151,448   2,573,646       0.0%
    Takasago International Corp.               68,600   2,136,903       0.0%
    Takasago Thermal Engineering Co., Ltd.    174,100   3,300,671       0.0%
    Takashima & Co., Ltd.                      17,900     358,327       0.0%
    Takashimaya Co., Ltd.                     902,000   7,745,871       0.0%
#   Take And Give Needs Co., Ltd.              68,940     722,170       0.0%
    TAKEBISHI Corp.                            20,400     318,763       0.0%
    Takeda Pharmaceutical Co., Ltd.           313,500  13,201,493       0.1%
    Takeei Corp.                               83,300   1,016,543       0.0%
    Takemoto Yohki Co., Ltd.                    4,300     107,085       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
JAPAN -- (Continued)
    Takeuchi Manufacturing Co., Ltd.             186,900 $ 4,268,632       0.0%
#   Takihyo Co., Ltd.                             10,300     222,439       0.0%
    Takisawa Machine Tool Co., Ltd.               33,900     597,778       0.0%
    Takuma Co., Ltd.                             264,100   2,893,677       0.0%
#   Tama Home Co., Ltd.                          132,600   1,365,954       0.0%
    Tamron Co., Ltd.                              63,200   1,282,722       0.0%
    Tamura Corp.                                 331,000   2,514,283       0.0%
    Tanabe Engineering Corp.                      17,200     156,418       0.0%
    Tanabe Management Consulting Co., Ltd.         1,000      20,281       0.0%
    Tanseisha Co., Ltd.                          163,549   1,937,886       0.0%
#   Tateru, Inc.                                  80,300   1,356,917       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.    180,600   1,115,034       0.0%
#   Tayca Corp.                                   73,000   1,920,999       0.0%
#   Tazmo Co., Ltd.                               24,400     345,417       0.0%
    TBK Co., Ltd.                                 96,200     483,625       0.0%
    TDC Soft, Inc.                                21,700     258,175       0.0%
    TDK Corp.                                    184,100  15,867,359       0.1%
    TDK Corp. Sponsored ADR                       46,731   4,020,502       0.0%
#*  Teac Corp.                                   413,000     166,461       0.0%
    Tear Corp.                                    22,400     220,303       0.0%
    TechMatrix Corp.                              56,500     865,001       0.0%
    TECHNO ASSOCIE Co., Ltd.                       3,000      33,850       0.0%
#   Techno Horizon Holdings Co., Ltd.             28,700     225,813       0.0%
    Techno Medica Co., Ltd.                        1,200      22,903       0.0%
    Techno Ryowa, Ltd.                            17,170     134,713       0.0%
    Techno Smart Corp.                            27,200     293,625       0.0%
    TechnoPro Holdings, Inc.                     126,100   7,336,781       0.0%
    Tecnos Japan, Inc.                            56,900     499,534       0.0%
    Teijin, Ltd.                               1,034,750  19,454,186       0.1%
    Teikoku Electric Manufacturing Co., Ltd.      79,700   1,186,424       0.0%
#   Teikoku Sen-I Co., Ltd.                       50,900   1,060,443       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.               39,200     468,704       0.0%
    Tekken Corp.                                  54,799   1,642,873       0.0%
    Tenma Corp.                                   71,300   1,360,104       0.0%
    Tenox Corp.                                    6,000      54,022       0.0%
#   Tenpos Holdings Co., Ltd.                     14,300     318,552       0.0%
    Teraoka Seisakusho Co., Ltd.                  21,300     137,070       0.0%
    Terumo Corp.                                 120,500   6,817,985       0.0%
#   TESEC Corp.                                    8,700     144,275       0.0%
    THK Co., Ltd.                                218,800   7,625,875       0.0%
    Tigers Polymer Corp.                          35,800     272,593       0.0%
#   Titan Kogyo, Ltd.                              3,800      93,070       0.0%
    TKC Corp.                                     56,100   2,240,311       0.0%
    Toa Corp.(6894434)                            68,700     811,416       0.0%
    Toa Corp.(6894508)                            97,100   2,475,628       0.0%
    Toa Oil Co., Ltd.                            363,000     670,029       0.0%
    TOA ROAD Corp.                                19,900     710,567       0.0%
#   Toabo Corp.                                   24,400     131,188       0.0%
    Toagosei Co., Ltd.                           521,650   6,156,110       0.0%
#   Tobishima Corp.                            1,033,300   1,656,930       0.0%
    Tobu Railway Co., Ltd.                       110,600   3,521,701       0.0%
    Tobu Store Co., Ltd.                           4,500     124,735       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                      ------- ----------- ---------------
JAPAN -- (Continued)
    TOC Co., Ltd.                                     125,100 $ 1,107,734       0.0%
    Tocalo Co., Ltd.                                  300,300   3,726,317       0.0%
    Tochigi Bank, Ltd. (The)                          242,000     916,992       0.0%
    Toda Corp.                                        950,000   7,833,392       0.1%
#   Toda Kogyo Corp.                                   16,500     572,706       0.0%
#   Toei Animation Co., Ltd.                           38,300   1,096,633       0.0%
    Toei Co., Ltd.                                     32,400   3,639,443       0.0%
#   Toell Co., Ltd.                                    24,800     239,912       0.0%
    Toenec Corp.                                       33,100   1,033,994       0.0%
    Togami Electric Manufacturing Co., Ltd.            11,600     238,947       0.0%
    Toho Bank, Ltd. (The)                             993,800   3,855,097       0.0%
    Toho Chemical Industry Co., Ltd.                   23,000     124,741       0.0%
#   Toho Co., Ltd.(6895200)                           108,300   3,612,482       0.0%
    Toho Co., Ltd.(6895211)                            22,400     535,521       0.0%
    Toho Gas Co., Ltd.                                101,500   3,086,058       0.0%
#   Toho Holdings Co., Ltd.                           219,700   5,361,738       0.0%
    Toho Titanium Co., Ltd.                           192,400   2,379,825       0.0%
    Toho Zinc Co., Ltd.                                81,800   3,763,623       0.0%
    Tohoku Bank, Ltd. (The)                            37,200     493,659       0.0%
    Tohoku Electric Power Co., Inc.                   256,600   3,313,843       0.0%
    Tohoku Steel Co., Ltd.                              7,300     135,087       0.0%
    Tohto Suisan Co., Ltd.                              6,700     119,135       0.0%
    Tokai Carbon Co., Ltd.                            186,400   2,332,686       0.0%
    Tokai Corp.                                        69,100   1,556,296       0.0%
    TOKAI Holdings Corp.                              475,500   4,816,749       0.0%
#   Tokai Lease Co., Ltd.                               4,000      78,144       0.0%
    Tokai Rika Co., Ltd.                              291,400   5,821,315       0.0%
    Tokai Tokyo Financial Holdings, Inc.              892,800   6,466,876       0.0%
#   Token Corp.                                        47,870   4,558,677       0.0%
    Tokio Marine Holdings, Inc.                       578,512  27,304,172       0.1%
#   Tokio Marine Holdings, Inc. ADR                    61,104   2,890,219       0.0%
    Tokushu Tokai Paper Co., Ltd.                      41,638   1,628,124       0.0%
    Tokuyama Corp.                                    424,399  12,640,877       0.1%
#*  Tokyo Base Co., Ltd.                               71,900     725,022       0.0%
    Tokyo Broadcasting System Holdings, Inc.           72,500   1,611,520       0.0%
    Tokyo Dome Corp.                                  386,800   3,760,772       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.           818,012   3,888,619       0.0%
    Tokyo Electron Device, Ltd.                        39,800     764,273       0.0%
    Tokyo Electron, Ltd.                               90,800  17,438,405       0.1%
    Tokyo Energy & Systems, Inc.                      114,200   1,347,400       0.0%
    Tokyo Gas Co., Ltd.                               236,300   6,341,184       0.0%
    Tokyo Individualized Educational Institute, Inc.   48,000     526,702       0.0%
#   Tokyo Keiki, Inc.                                  70,099     758,435       0.0%
*   Tokyo Kikai Seisakusho, Ltd.                        9,499      44,906       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                        105,200   3,696,033       0.0%
    Tokyo Printing Ink Manufacturing Co., Ltd.          3,200     112,002       0.0%
    Tokyo Radiator Manufacturing Co., Ltd.              5,100      48,229       0.0%
    Tokyo Rakutenchi Co., Ltd.                          7,000     351,049       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                 77,399   1,663,398       0.0%
    Tokyo Sangyo Co., Ltd.                             75,700     386,024       0.0%
    Tokyo Seimitsu Co., Ltd.                          131,000   4,975,564       0.0%
#   Tokyo Steel Manufacturing Co., Ltd.               384,600   3,209,464       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                            --------- ----------- ---------------
JAPAN -- (Continued)
    Tokyo Tatemono Co., Ltd.                  528,000 $ 8,040,994       0.1%
    Tokyo Tekko Co., Ltd.                      24,400     381,331       0.0%
#   Tokyo Theatres Co., Inc.                   40,700     543,098       0.0%
    Tokyo TY Financial Group, Inc.            179,474   4,737,012       0.0%
    Tokyotokeiba Co., Ltd.                     52,100   1,996,719       0.0%
    Tokyu Construction Co., Ltd.              460,980   4,923,121       0.0%
    Tokyu Corp.                               303,500   5,094,640       0.0%
    Tokyu Fudosan Holdings Corp.            2,468,094  19,422,654       0.1%
    Tokyu Recreation Co., Ltd.                 41,819     379,221       0.0%
    Toli Corp.                                192,600     685,320       0.0%
    Tomato Bank, Ltd.                          21,600     301,234       0.0%
#   Tomen Devices Corp.                         7,000     181,082       0.0%
    Tomoe Corp.                               163,900     902,392       0.0%
#   Tomoe Engineering Co., Ltd.                32,400     630,060       0.0%
    Tomoegawa Co., Ltd.                       124,000     337,328       0.0%
    Tomoku Co., Ltd.                           51,100     945,514       0.0%
    TOMONY Holdings, Inc.                     708,600   3,161,827       0.0%
    Tomy Co., Ltd.                            519,700   5,088,117       0.0%
    Tonami Holdings Co., Ltd.                  25,300   1,590,740       0.0%
    Topcon Corp.                              367,800   7,300,069       0.0%
    Toppan Forms Co., Ltd.                    225,700   2,521,111       0.0%
    Toppan Printing Co., Ltd.                 855,000   7,149,655       0.0%
    Topre Corp.                               205,300   6,443,249       0.0%
    Topy Industries, Ltd.                      87,900   2,603,465       0.0%
    Toray Industries, Inc.                  1,906,600  17,797,301       0.1%
#   Torex Semiconductor, Ltd.                  36,000     474,674       0.0%
    Toridoll Holdings Corp.                    76,400   2,558,053       0.0%
    Torigoe Co., Ltd. (The)                    36,300     325,218       0.0%
    Torii Pharmaceutical Co., Ltd.             68,900   1,876,792       0.0%
#   Torikizoku Co., Ltd.                       26,600     691,949       0.0%
    Torishima Pump Manufacturing Co., Ltd.     83,900     785,991       0.0%
    Tosei Corp.                               179,100   2,195,410       0.0%
*   Toshiba Corp.                           1,415,000   3,792,319       0.0%
    Toshiba Machine Co., Ltd.                 376,000   2,490,619       0.0%
    Toshiba Plant Systems & Services Corp.    122,300   2,552,262       0.0%
    Toshiba TEC Corp.                         796,000   4,555,625       0.0%
#   Tosho Co., Ltd.                            49,700   1,827,220       0.0%
#   Tosho Printing Co., Ltd.                   92,400     823,008       0.0%
    Tosoh Corp.                               889,500  15,733,770       0.1%
#   Totech Corp.                               23,700     568,673       0.0%
    Totetsu Kogyo Co., Ltd.                   110,300   3,294,570       0.0%
    TOTO, Ltd.                                110,000   6,234,718       0.0%
    Totoku Electric Co., Ltd.                  18,700     533,003       0.0%
    Tottori Bank, Ltd. (The)                   26,700     423,758       0.0%
    Toukei Computer Co., Ltd.                  11,000     313,354       0.0%
#   Tow Co., Ltd.                              89,500     775,007       0.0%
    Towa Bank, Ltd. (The)                     161,600   2,156,038       0.0%
#   Towa Corp.                                140,000   1,719,576       0.0%
    Towa Pharmaceutical Co., Ltd.              50,600   3,219,650       0.0%
    Toyo Construction Co., Ltd.               414,100   1,980,379       0.0%
    Toyo Corp.                                 92,500     826,607       0.0%
#   Toyo Denki Seizo K.K.                      41,300     694,659       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                      --------- ------------ ---------------
JAPAN -- (Continued)
#*  Toyo Engineering Corp.              180,400 $  1,876,837       0.0%
#   Toyo Gosei Co., Ltd.                 27,500      354,665       0.0%
    Toyo Ink SC Holdings Co., Ltd.      910,000    5,624,004       0.0%
    Toyo Kanetsu K.K.                    40,500    1,235,565       0.0%
    Toyo Kohan Co., Ltd.                240,600    1,577,412       0.0%
    Toyo Machinery & Metal Co., Ltd.     68,300      497,622       0.0%
#   Toyo Securities Co., Ltd.           349,000      915,895       0.0%
    Toyo Seikan Group Holdings, Ltd.    447,900    7,046,873       0.0%
    Toyo Sugar Refining Co., Ltd.         2,900       33,238       0.0%
    Toyo Suisan Kaisha, Ltd.            125,300    4,933,480       0.0%
    Toyo Tanso Co., Ltd.                 48,600    1,429,186       0.0%
    Toyo Tire & Rubber Co., Ltd.        535,000    9,106,877       0.1%
    Toyo Wharf & Warehouse Co., Ltd.     27,600      433,910       0.0%
    Toyobo Co., Ltd.                    412,077    8,027,037       0.1%
    Toyoda Gosei Co., Ltd.              359,000    9,064,385       0.1%
    Toyota Boshoku Corp.                333,700    7,005,358       0.0%
    Toyota Industries Corp.             122,300    7,212,144       0.0%
    Toyota Motor Corp.                2,741,740  179,782,316       0.6%
    Toyota Motor Corp. Sponsored ADR    408,823   53,547,637       0.2%
    Toyota Tsusho Corp.                 481,946   17,280,888       0.1%
    TPR Co., Ltd.                       136,800    4,144,261       0.0%
    Trancom Co., Ltd.                    44,000    3,331,598       0.0%
#   Transaction Co., Ltd.                39,600      360,944       0.0%
    Transcosmos, Inc.                    72,000    1,987,062       0.0%
    Trend Micro, Inc.                    53,600    3,204,685       0.0%
#   Trend Micro, Inc. Sponsored ADR       3,540      212,701       0.0%
#   Tri Chemical Laboratories, Inc.      20,800      839,204       0.0%
    Trinity Industrial Corp.              3,000       27,574       0.0%
    Trusco Nakayama Corp.               151,022    3,964,858       0.0%
    Trust Tech, Inc.                     32,100    1,023,434       0.0%
    TS Tech Co., Ltd.                   235,000    9,507,998       0.1%
    TSI Holdings Co., Ltd.              402,690    3,215,338       0.0%
    Tsubaki Nakashima Co., Ltd.          26,200      616,942       0.0%
    Tsubakimoto Chain Co.               663,000    5,745,123       0.0%
    Tsubakimoto Kogyo Co., Ltd.          12,800      400,797       0.0%
#*  Tsudakoma Corp.                     215,000      471,763       0.0%
#   Tsugami Corp.                       282,000    3,394,643       0.0%
    Tsukada Global Holdings, Inc.        93,600      552,303       0.0%
    Tsukamoto Corp. Co., Ltd.             3,700       43,036       0.0%
    Tsukishima Kikai Co., Ltd.          112,100    1,575,738       0.0%
    Tsukuba Bank, Ltd.                  325,200    1,127,425       0.0%
    Tsukui Corp.                        257,800    2,034,952       0.0%
    Tsumura & Co.                        68,000    2,466,646       0.0%
    Tsuruha Holdings, Inc.               35,100    5,038,254       0.0%
    Tsurumi Manufacturing Co., Ltd.      76,600    1,488,215       0.0%
    Tsutsumi Jewelry Co., Ltd.           39,500      741,885       0.0%
    Tsuzuki Denki Co., Ltd.               9,400       73,601       0.0%
    TTK Co., Ltd.                         4,000       23,030       0.0%
    TV Asahi Holdings Corp.             104,500    2,450,692       0.0%
    Tv Tokyo Holdings Corp.              67,900    1,855,167       0.0%
#   TYK Corp.                           147,300      577,249       0.0%
#*  U-Shin, Ltd.                        113,300      752,724       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
JAPAN -- (Continued)
#   UACJ Corp.                             183,914 $ 4,792,960       0.0%
    Ube Industries, Ltd.                   535,665  16,318,595       0.1%
    Uchida Yoko Co., Ltd.                   23,800     663,529       0.0%
    Uchiyama Holdings Co., Ltd.             19,300     114,765       0.0%
    UKC Holdings Corp.                      92,400   1,946,834       0.0%
    Ulvac, Inc.                            172,500   9,227,741       0.1%
#   UMC Electronics Co., Ltd.               18,800     506,133       0.0%
    Unicharm Corp.                          96,800   2,721,419       0.0%
*   Uniden Holdings Corp.                  349,000     870,113       0.0%
    UNIMAT Retirement Community Co., Ltd.   14,400     209,085       0.0%
    Union Tool Co.                          22,900     801,006       0.0%
    Unipres Corp.                          248,700   5,855,827       0.0%
    United Arrows, Ltd.                     81,100   2,978,685       0.0%
    United Super Markets Holdings, Inc.    201,800   2,653,554       0.0%
#   UNITED, Inc.                            38,300   1,617,712       0.0%
*   Unitika, Ltd.                          219,800   1,445,111       0.0%
#   Universal Entertainment Corp.           50,500   2,398,882       0.0%
#   Unizo Holdings Co., Ltd.               118,500   2,821,694       0.0%
    Uoriki Co., Ltd.                         3,800      48,758       0.0%
#   Urbanet Corp. Co., Ltd.                127,800     438,482       0.0%
#*  Usen-Next Holdings Co., Ltd.            47,200     387,772       0.0%
    Ushio, Inc.                            468,100   6,598,538       0.0%
    USS Co., Ltd.                           93,200   1,957,231       0.0%
#*  UT Group Co., Ltd.                      89,100   2,448,815       0.0%
    Utoc Corp.                              44,100     189,592       0.0%
    V Technology Co., Ltd.                  16,400   4,264,624       0.0%
#*  V-Cube, Inc.                            32,300     175,348       0.0%
    Valor Holdings Co., Ltd.               204,700   5,711,344       0.0%
    Value HR Co., Ltd.                       9,500     168,217       0.0%
    ValueCommerce Co., Ltd.                 72,700   1,104,610       0.0%
#   Vector, Inc.                            96,700   1,865,307       0.0%
#   VeriServe Corp.                         12,400     354,245       0.0%
#*  VIA Holdings, Inc.                      67,200     423,853       0.0%
    Village Vanguard Co., Ltd.              26,000     239,327       0.0%
*   Vision, Inc.                            18,900     546,776       0.0%
*   Visionary Holdings Co., Ltd.           416,700     344,527       0.0%
    Vital KSK Holdings, Inc.               179,885   1,763,017       0.0%
    Vitec Holdings Co., Ltd.                50,000   1,174,130       0.0%
    Voyage Group, Inc.                      62,700     670,551       0.0%
#   VT Holdings Co., Ltd.                  596,300   2,712,899       0.0%
    Wacoal Holdings Corp.                  238,000   7,205,642       0.0%
    Wacom Co., Ltd.                        104,700     528,972       0.0%
    Wakachiku Construction Co., Ltd.        68,200   1,078,797       0.0%
    Wakamoto Pharmaceutical Co., Ltd.        9,000      23,956       0.0%
    Wakita & Co., Ltd.                     192,700   2,036,064       0.0%
#   Warabeya Nichiyo Holdings Co., Ltd.    103,000   2,615,021       0.0%
    Watahan & Co., Ltd.                     23,000     811,863       0.0%
#   WATAMI Co., Ltd.                        73,700     999,825       0.0%
#   Watts Co., Ltd.                         19,600     206,574       0.0%
    WDB Holdings Co., Ltd.                  31,100     982,124       0.0%
    Weathernews, Inc.                       18,700     590,410       0.0%
    Welcia Holdings Co., Ltd.               89,944   4,619,125       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
JAPAN -- (Continued)
#   West Holdings Corp.                     91,700 $   672,324       0.0%
    West Japan Railway Co.                  70,400   4,975,960       0.0%
#   Will Group, Inc.                        44,500     540,073       0.0%
    WIN-Partners Co., Ltd.                  33,800     452,676       0.0%
    WirelessGate, Inc.                      33,900     443,813       0.0%
    Wood One Co., Ltd.                      34,600     466,252       0.0%
    World Holdings Co., Ltd.                39,300   1,422,254       0.0%
    Wowow, Inc.                             42,400   1,331,963       0.0%
    Xebio Holdings Co., Ltd.               133,500   2,515,116       0.0%
#   YA-MAN, Ltd.                            94,500   2,055,688       0.0%
#   YAC Holdings Co., Ltd.                  41,700     399,386       0.0%
    Yachiyo Industry Co., Ltd.              23,100     279,754       0.0%
    Yahagi Construction Co., Ltd.          129,200     983,666       0.0%
#   Yahoo Japan Corp.                      341,400   1,403,044       0.0%
    Yaizu Suisankagaku Industry Co., Ltd.   13,500     155,672       0.0%
    Yakult Honsha Co., Ltd.                 20,800   1,481,826       0.0%
    Yakuodo Co., Ltd.                       38,300   1,325,925       0.0%
    YAMABIKO Corp.                         177,440   2,534,502       0.0%
#   YAMADA Consulting Group Co., Ltd.       20,000     565,099       0.0%
#   Yamada Denki Co., Ltd.                 990,272   5,179,596       0.0%
#   Yamagata Bank, Ltd. (The)              154,799   3,414,774       0.0%
#   Yamaguchi Financial Group, Inc.        571,000   7,132,666       0.0%
    Yamaha Corp.                            94,700   4,569,546       0.0%
    Yamaha Motor Co., Ltd.                 488,000  15,603,514       0.1%
#   Yamaichi Electronics Co., Ltd.         122,400   2,192,044       0.0%
    Yamanashi Chuo Bank, Ltd. (The)        807,000   3,565,373       0.0%
#   Yamashin-Filter Corp.                  122,100   1,332,664       0.0%
    Yamashina Corp.                         61,100      62,771       0.0%
    Yamatane Corp.                          62,400   1,113,054       0.0%
    Yamato Corp.                            60,000     407,581       0.0%
    Yamato Holdings Co., Ltd.              369,200   9,492,245       0.1%
    Yamato Kogyo Co., Ltd.                 199,900   5,892,788       0.0%
#   Yamaura Corp.                           20,900     171,468       0.0%
    Yamaya Corp.                            25,110     849,084       0.0%
    Yamazaki Baking Co., Ltd.              577,000  12,634,756       0.1%
    Yamazen Corp.                          183,800   1,857,712       0.0%
    Yaoko Co., Ltd.                         94,000   5,213,290       0.0%
    Yashima Denki Co., Ltd.                 29,000     246,627       0.0%
#   Yaskawa Electric Corp.                 404,600  16,425,753       0.1%
    Yasuda Logistics Corp.                  63,900     581,783       0.0%
#   Yasunaga Corp.                          38,900     832,796       0.0%
    Yellow Hat, Ltd.                        58,500   1,735,102       0.0%
    Yodogawa Steel Works, Ltd.             103,400   2,950,546       0.0%
    Yokogawa Bridge Holdings Corp.         142,800   3,109,697       0.0%
    Yokogawa Electric Corp.                569,700  12,544,617       0.1%
#   Yokohama Reito Co., Ltd.               229,300   2,323,901       0.0%
    Yokohama Rubber Co., Ltd. (The)        543,000  12,785,523       0.1%
    Yokowo Co., Ltd.                        67,200   1,412,087       0.0%
    Yomeishu Seizo Co., Ltd.                 7,600     170,706       0.0%
    Yomiuri Land Co., Ltd.                  20,100     873,819       0.0%
    Yondenko Corp.                           9,180     223,460       0.0%
#   Yondoshi Holdings, Inc.                 62,300   1,534,371       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                           --------- -------------- ---------------
JAPAN -- (Continued)
    Yonex Co., Ltd.                            8,096 $       45,136       0.0%
    Yorozu Corp.                             117,400      2,021,488       0.0%
#   Yoshinoya Holdings Co., Ltd.             108,100      2,006,800       0.0%
    Yossix Co., Ltd.                          12,400        373,046       0.0%
#   Yotai Refractories Co., Ltd.             113,300        787,199       0.0%
    Yuasa Funashoku Co., Ltd.                  2,400         81,851       0.0%
    Yuasa Trading Co., Ltd.                   59,300      1,895,409       0.0%
    Yuken Kogyo Co., Ltd.                     13,300        366,204       0.0%
    Yuki Gosei Kogyo Co., Ltd.                11,000         30,705       0.0%
#   Yume No Machi Souzou Iinkai Co., Ltd.     84,000      1,454,271       0.0%
    Yumeshin Holdings Co., Ltd.              159,300      1,717,331       0.0%
    Yurtec Corp.                             221,400      1,935,410       0.0%
    Yushiro Chemical Industry Co., Ltd.       40,900        677,286       0.0%
    Yutaka Foods Corp.                         4,000         73,521       0.0%
    Yutaka Giken Co., Ltd.                       200          5,303       0.0%
    Zaoh Co., Ltd.                             3,100         48,249       0.0%
#*  Zappallas, Inc.                           11,600         41,177       0.0%
#   Zenitaka Corp. (The)                      13,000        646,112       0.0%
    Zenkoku Hosho Co., Ltd.                   90,900      3,751,215       0.0%
    Zenrin Co., Ltd.                         121,950      2,453,691       0.0%
    Zensho Holdings Co., Ltd.                299,000      6,958,917       0.0%
    Zeon Corp.                               742,200      9,584,988       0.1%
    ZERIA Pharmaceutical Co., Ltd.            43,199        886,086       0.0%
*   ZIGExN Co., Ltd.                         147,100      1,174,822       0.0%
    Zojirushi Corp.                          160,200      2,146,217       0.0%
#   Zuiko Corp.                               14,500        499,513       0.0%
    Zuken, Inc.                               38,400        531,892       0.0%
                                                     --------------      ----
TOTAL JAPAN                                           7,114,354,792      24.5%
                                                     --------------      ----
NETHERLANDS -- (2.6%)
    Aalberts Industries NV                   555,464     27,349,323       0.1%
    ABN AMRO Group NV                        787,830     24,431,577       0.1%
#   Accell Group                             108,637      2,539,803       0.0%
    Aegon NV(5927375)                      3,030,937     22,213,085       0.1%
#   Aegon NV(007924103)                      267,323      1,940,765       0.0%
    Akzo Nobel NV                            677,388     61,343,103       0.2%
#*  Altice NV Class A                        203,842      1,950,976       0.0%
*   Altice NV Class B                         51,303        489,551       0.0%
    AMG Advanced Metallurgical Group NV      226,958     10,604,840       0.0%
    Amsterdam Commodities NV                  93,409      2,493,680       0.0%
    APERAM SA                                297,638     14,502,239       0.1%
#   Arcadis NV                               222,088      4,367,415       0.0%
*   ArcelorMittal(BD4H9V1)                   996,723     33,729,114       0.1%
*   ArcelorMittal(BYPBS67)                   927,898     31,449,853       0.1%
#   ASM International NV                     169,089     10,152,017       0.0%
#   ASML Holding NV(B908F01)                 116,525     21,959,136       0.1%
#   ASML Holding NV(B929F46)                  56,437     10,744,686       0.1%
*   Basic-Fit NV                               8,476        254,689       0.0%
#   BE Semiconductor Industries NV           322,412     22,282,917       0.1%
#   Beter Bed Holding NV                      63,960        642,532       0.0%
#   BinckBank NV                             447,787      2,605,823       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
NETHERLANDS -- (Continued)
    Boskalis Westminster                           274,675 $  8,137,043       0.0%
    Brunel International NV                         74,721    1,341,282       0.0%
    Coca-Cola European Partners P.L.C.             127,530    5,033,740       0.0%
    Corbion NV                                     387,402   12,402,851       0.1%
#   Flow Traders                                   102,070    3,957,050       0.0%
    ForFarmers NV                                  102,477    1,437,619       0.0%
#*  Fugro NV                                       309,651    4,896,881       0.0%
    Gemalto NV(B011JK4)                             74,447    4,484,320       0.0%
    Gemalto NV(B9MS8P5)                            158,941    9,571,831       0.0%
    GrandVision NV                                  91,204    2,242,315       0.0%
*   Heijmans NV                                    108,113    1,284,040       0.0%
    Heineken NV                                    158,024   16,636,029       0.1%
    Hunter Douglas NV                                7,951      606,487       0.0%
#   IMCD NV                                         58,418    3,594,645       0.0%
    ING Groep NV                                 1,978,999   33,347,143       0.1%
#   ING Groep NV Sponsored ADR                   1,283,225   21,545,347       0.1%
    Intertrust NV                                   56,104    1,117,665       0.0%
    KAS Bank NV                                     61,970      746,818       0.0%
    Kendrion NV                                     77,724    3,136,965       0.0%
    Koninklijke Ahold Delhaize NV                2,136,192   51,534,512       0.2%
    Koninklijke Ahold Delhaize NV Sponsored ADR     13,329      319,896       0.0%
#   Koninklijke BAM Groep NV                       902,999    4,300,904       0.0%
    Koninklijke DSM NV                             320,495   33,124,042       0.1%
    Koninklijke KPN NV                           6,316,241   19,657,614       0.1%
    Koninklijke Philips NV(2614313)                545,396   23,026,618       0.1%
    Koninklijke Philips NV(5986622)                727,678   30,799,848       0.1%
#   Koninklijke Vopak NV                           373,082   18,398,598       0.1%
    Nederland Apparatenfabriek                      16,846    1,024,585       0.0%
    NN Group NV                                    549,248   26,322,542       0.1%
#*  OCI NV                                         372,401    8,837,635       0.0%
    Ordina NV                                      523,951    1,183,553       0.0%
    Philips Lighting NV                             88,137    2,680,409       0.0%
#   PostNL NV                                    1,535,504    5,960,760       0.0%
    Randstad NV                                    512,432   32,981,815       0.1%
    RELX NV                                        437,454    9,307,762       0.0%
#   RELX NV Sponsored ADR                          145,058    3,085,383       0.0%
    SBM Offshore NV                                550,924    9,244,075       0.0%
    Sligro Food Group NV                            91,111    4,719,329       0.0%
    TKH Group NV                                   211,725   13,383,916       0.1%
*   TomTom NV                                      536,058    5,289,546       0.0%
    Unilever NV(B12T3J1)                           301,155   17,264,784       0.1%
#   Unilever NV(2416542)                           234,970   13,421,486       0.1%
    Van Lanschot Kempen NV                          32,963    1,018,233       0.0%
#   Wessanen                                       381,932    7,705,782       0.0%
    Wolters Kluwer NV                              580,125   31,390,440       0.1%
                                                           ------------       ---
TOTAL NETHERLANDS                                           819,551,262       2.8%
                                                           ------------       ---
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                            1,472,795   12,516,673       0.1%
    Abano Healthcare Group, Ltd.                    13,023       77,546       0.0%
    Air New Zealand, Ltd.                        3,640,391    8,353,096       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
NEW ZEALAND -- (Continued)
    Auckland International Airport, Ltd.      713,818 $3,194,112       0.0%
    Chorus, Ltd.                            1,180,326  3,348,840       0.0%
    Chorus, Ltd. ADR                           10,487    145,245       0.0%
#   Comvita, Ltd.                              11,836     58,423       0.0%
    Contact Energy, Ltd.                    1,283,879  4,845,151       0.0%
    EBOS Group, Ltd.                          282,730  3,532,236       0.0%
#*  Eroad, Ltd.                                30,986     78,187       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.    870,919  7,789,184       0.1%
    Fletcher Building, Ltd.(6341606)        1,536,881  6,806,884       0.0%
#   Fletcher Building, Ltd.(6341617)           94,146    413,419       0.0%
#   Fonterra Co-operative Group, Ltd.         146,097    588,245       0.0%
    Freightways, Ltd.                         357,072  1,877,826       0.0%
    Genesis Energy, Ltd.                    1,177,106  1,861,043       0.0%
#   Gentrack Group, Ltd.                       51,511    253,751       0.0%
    Hallenstein Glasson Holdings, Ltd.         62,211    199,758       0.0%
    Heartland Bank, Ltd.                    1,251,766  1,575,648       0.0%
    Infratil, Ltd.                          1,364,757  3,059,511       0.0%
    Kathmandu Holdings, Ltd.                  149,522    275,465       0.0%
    Mainfreight, Ltd.                         312,932  5,440,307       0.0%
    Mercury NZ, Ltd.                          566,129  1,266,918       0.0%
    Meridian Energy, Ltd.                     579,724  1,197,532       0.0%
    Metlifecare, Ltd.                         443,746  1,801,925       0.0%
#   Metro Performance Glass, Ltd.             118,709     72,363       0.0%
*   New Zealand Oil & Gas, Ltd.                12,378      5,256       0.0%
    New Zealand Refining Co., Ltd. (The)      326,114    538,977       0.0%
#   NZME, Ltd.                              1,016,313    596,424       0.0%
    NZX, Ltd.                                 363,794    276,213       0.0%
*   Pacific Edge, Ltd.                         20,054      4,805       0.0%
    PGG Wrightson, Ltd.                       151,904     65,082       0.0%
#   Port of Tauranga, Ltd.                    583,389  2,002,357       0.0%
*   Pushpay Holdings, Ltd.                     50,193    140,781       0.0%
    Restaurant Brands New Zealand, Ltd.       433,132  2,184,417       0.0%
*   Rubicon, Ltd.                              64,229     10,978       0.0%
    Ryman Healthcare, Ltd.                    606,568  4,514,662       0.0%
    Sanford Ltd/NZ                             33,982    180,737       0.0%
    Scales Corp., Ltd.                        211,832    659,385       0.0%
#   Skellerup Holdings, Ltd.                  345,455    434,130       0.0%
    SKY Network Television, Ltd.            1,067,486  1,706,198       0.0%
    SKYCITY Entertainment Group, Ltd.       2,484,276  7,058,798       0.0%
    Spark New Zealand, Ltd.                 3,405,015  8,268,850       0.1%
    Steel & Tube Holdings, Ltd.               114,165    160,454       0.0%
#   Summerset Group Holdings, Ltd.          1,026,783  4,970,755       0.0%
#*  Synlait Milk, Ltd.                         63,104    442,934       0.0%
    Tegel Group Holdings, Ltd.                132,636    106,190       0.0%
    Tilt Renewables, Ltd.                     111,026    150,556       0.0%
#   Tourism Holdings, Ltd.                    812,132  3,467,119       0.0%
*   Tower, Ltd.                               379,649    210,566       0.0%
    Trade Me Group, Ltd.                    1,035,449  3,377,543       0.0%
#   Trustpower, Ltd.                          136,487    544,155       0.0%
    Vector, Ltd.                              415,111    934,669       0.0%
    Warehouse Group, Ltd. (The)               195,063    276,842       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                     SHARES     VALUE++    OF NET ASSETS**
                                    --------- ------------ ---------------
NEW ZEALAND -- (Continued)
    Z Energy, Ltd.                    999,185 $  5,085,714       0.0%
                                              ------------       ---
TOTAL NEW ZEALAND                              119,004,835       0.4%
                                              ------------       ---
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA  1,680,163    1,323,699       0.0%
    AF Gruppen ASA                     18,320      296,584       0.0%
*   Akastor ASA                       685,363    1,360,387       0.0%
#   Aker ASA Class A                   85,497    5,343,515       0.0%
    Aker BP ASA                       318,898   10,459,713       0.1%
*   Aker Solutions ASA                586,527    3,970,494       0.0%
#   American Shipping Co. ASA         206,587      706,481       0.0%
*   Archer, Ltd.                      309,485      360,337       0.0%
    Atea ASA                          369,807    5,489,128       0.0%
    Austevoll Seafood ASA             577,001    6,944,356       0.0%
#*  Avance Gas Holding, Ltd.          203,794      513,261       0.0%
#*  Axactor AB                      5,739,308    2,015,534       0.0%
#   Bakkafrost P/F                    152,145    8,729,651       0.1%
    Bonheur ASA                        90,615    1,080,573       0.0%
#   Borregaard ASA                    337,418    3,577,178       0.0%
#*  BW LPG, Ltd.                      494,645    1,716,379       0.0%
*   BW Offshore, Ltd.                 568,269    3,095,543       0.0%
    DNB ASA                           851,259   15,919,682       0.1%
#*  DNO ASA                         3,741,616    6,928,663       0.0%
#*  DOF ASA                         4,923,485      542,501       0.0%
    Ekornes ASA                        60,789      845,486       0.0%
    Entra ASA                         133,152    1,826,103       0.0%
    Europris ASA                       22,229       77,369       0.0%
#*  Fred Olsen Energy ASA             242,850      367,366       0.0%
#   Frontline, Ltd.                   150,663      648,931       0.0%
#*  Funcom NV(BFYVCD0)                 71,487      193,621       0.0%
    Funcom NV(B0TLFN1)                136,541      371,721       0.0%
    Gjensidige Forsikring ASA         163,136    2,582,162       0.0%
#   Golar LNG, Ltd.                    19,800      636,570       0.0%
    Grieg Seafood ASA                 400,515    4,292,881       0.0%
#   Hexagon Composites ASA            173,984      454,319       0.0%
    Hoegh LNG Holdings, Ltd.           69,144      401,709       0.0%
    Itera ASA                          11,429       13,067       0.0%
*   Kongsberg Automotive ASA        2,256,768    2,638,445       0.0%
    Kongsberg Gruppen ASA              71,285    1,745,180       0.0%
*   Kvaerner ASA                      869,309    1,829,331       0.0%
    Leroy Seafood Group ASA           668,351    4,902,562       0.0%
    Marine Harvest ASA                427,196    9,299,138       0.1%
#*  NEL ASA                         1,714,194      590,301       0.0%
#*  Nordic Nanovector ASA              35,449      219,533       0.0%
#*  Nordic Semiconductor ASA          273,192    1,718,727       0.0%
    Norsk Hydro ASA                 1,108,052    6,920,840       0.0%
    Norway Royal Salmon ASA            78,174    1,847,912       0.0%
#*  Norwegian Air Shuttle ASA         135,667    5,148,772       0.0%
*   Norwegian Finans Holding ASA      243,749    2,961,885       0.0%
    Norwegian Property ASA             55,551       69,713       0.0%
    Ocean Yield ASA                   293,992    2,528,301       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
NORWAY -- (Continued)
*   Odfjell Drilling, Ltd.                          252,198 $  1,120,345       0.0%
    Odfjell SE Class A                               45,023      171,978       0.0%
    Olav Thon Eiendomsselskap ASA                    18,219      330,519       0.0%
    Orkla ASA                                       446,815    4,135,357       0.0%
#*  Otello Corp. ASA                                374,398      955,430       0.0%
#*  Petroleum Geo-Services ASA                    1,660,897    7,148,759       0.0%
*   PhotoCure ASA                                    20,984       73,516       0.0%
#*  Prosafe SE                                       22,884       36,941       0.0%
#   Protector Forsikring ASA                        176,565    1,651,716       0.0%
*   Q-Free ASA                                       88,919       89,100       0.0%
#*  REC Silicon ASA                              11,420,333    1,935,936       0.0%
    Salmar ASA                                       75,927    3,538,299       0.0%
    Sbanken ASA                                      41,914      378,392       0.0%
#   Scatec Solar ASA                                494,974    3,070,831       0.0%
    Schibsted ASA Class A                            51,459    1,500,413       0.0%
    Schibsted ASA Class B                            46,370    1,247,553       0.0%
    Selvaag Bolig ASA                               155,128      787,899       0.0%
#*  Sevan Marine ASA                                 66,506      122,236       0.0%
    Solon Eiendom ASA                                 9,009       31,140       0.0%
#*  Solstad Farstad ASA                             165,537      127,734       0.0%
    SpareBank 1 SR-Bank ASA                         486,235    4,808,829       0.0%
    Statoil ASA                                     838,889   21,452,658       0.1%
#   Statoil ASA Sponsored ADR                       660,099   16,898,534       0.1%
    Stolt-Nielsen, Ltd.                             111,880    1,581,098       0.0%
    Storebrand ASA                                  986,254    8,428,776       0.1%
#   Subsea 7 SA                                     778,473   10,876,607       0.1%
    Telenor ASA                                     266,055    5,888,834       0.0%
#   TGS NOPEC Geophysical Co. ASA                   379,734   11,974,498       0.1%
    Tomra Systems ASA                               327,758    6,080,255       0.0%
#   Treasure ASA                                    241,175      518,014       0.0%
#   Veidekke ASA                                    191,388    2,324,578       0.0%
*   Wallenius Wilhelmsen Logistics                  171,455    1,184,541       0.0%
    Wilh Wilhelmsen Holding ASA Class A              47,431    1,370,828       0.0%
#   XXL ASA                                         170,975    1,485,279       0.0%
#   Yara International ASA                          161,050    6,792,858       0.0%
                                                            ------------       ---
TOTAL NORWAY                                                 265,625,885       0.9%
                                                            ------------       ---
PORTUGAL -- (0.2%)
    Altri SGPS SA                                   508,231    3,674,422       0.0%
*   Banco Comercial Portugues SA Class R         14,763,859    4,942,259       0.0%
#   CTT-Correios de Portugal SA                     447,490    1,650,167       0.0%
#   EDP - Energias de Portugal SA                 1,488,443    5,522,068       0.0%
    EDP - Energias de Portugal SA Sponsored ADR       7,202      267,194       0.0%
    EDP Renovaveis SA                               657,085    6,309,972       0.0%
    Galp Energia SGPS SA                            833,384   15,995,173       0.1%
#   Jeronimo Martins SGPS SA                        409,902    7,188,447       0.1%
    Mota-Engil SGPS SA                              820,196    3,553,515       0.0%
    Navigator Co. SA (The)                          947,530    5,528,616       0.0%
    NOS SGPS SA                                   1,184,324    7,039,793       0.1%
    Novabase SGPS SA                                 12,258       40,854       0.0%
    REN - Redes Energeticas Nacionais SGPS SA       972,634    3,067,758       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                      ---------- ----------- ---------------
PORTUGAL -- (Continued)
    Semapa-Sociedade de Investimento e Gestao            114,915 $ 2,569,627       0.0%
    Sonae Capital SGPS SA                                419,246     512,326       0.0%
    Sonae SGPS SA                                      4,000,250   5,439,765       0.0%
    Teixeira Duarte SA                                   243,459      81,397       0.0%
                                                                 -----------       ---
TOTAL PORTUGAL                                                    73,383,353       0.3%
                                                                 -----------       ---
SINGAPORE -- (1.0%)
*   Abterra, Ltd.                                        189,000       7,783       0.0%
    Accordia Golf Trust                                1,136,700     526,653       0.0%
    AEM Holdings, Ltd.                                   125,400     566,418       0.0%
    Amara Holdings, Ltd.                                 248,000      96,204       0.0%
    Ascendas India Trust                               1,231,100     964,193       0.0%
*   ASL Marine Holdings, Ltd.                             99,300       6,187       0.0%
#*  Banyan Tree Holdings, Ltd.                           834,700     369,912       0.0%
    Best World International, Ltd.                       879,300     986,982       0.0%
    Bonvests Holdings, Ltd.                               51,600      50,996       0.0%
    Boustead Projects, Ltd.                              147,404      87,710       0.0%
    Boustead Singapore, Ltd.                           1,154,367     701,570       0.0%
    Breadtalk Group, Ltd.                                379,200     561,288       0.0%
#   Bukit Sembawang Estates, Ltd.                        413,600   1,927,382       0.0%
    Bund Center Investment, Ltd.                         316,000     169,835       0.0%
    CapitaLand, Ltd.                                   4,126,100  11,634,967       0.1%
#   Centurion Corp., Ltd.                              1,289,100     455,972       0.0%
#   China Aviation Oil Singapore Corp., Ltd.             644,700     785,010       0.0%
    China Sunsine Chemical Holdings, Ltd.                860,800     966,731       0.0%
    Chip Eng Seng Corp., Ltd.                          2,295,200   1,722,947       0.0%
    CITIC Envirotech, Ltd.                             1,242,900     668,289       0.0%
    City Developments, Ltd.                              880,100   8,363,503       0.1%
#*  Cityneon Holdings, Ltd.                              300,400     236,085       0.0%
    Civmec, Ltd.                                         303,700     127,984       0.0%
#   ComfortDelGro Corp., Ltd.                          5,360,269   9,046,998       0.1%
    Cordlife Group, Ltd.                                  93,800      49,507       0.0%
#*  COSCO Shipping International Singapore Co., Ltd.   1,813,800     635,671       0.0%
*   Creative Technology, Ltd.                             27,000     116,911       0.0%
#   CSE Global, Ltd.                                   2,251,800     701,660       0.0%
    Dairy Farm International Holdings, Ltd.              217,400   1,825,644       0.0%
    DBS Group Holdings, Ltd.                             480,970  11,096,981       0.1%
#   Del Monte Pacific, Ltd.                            1,725,882     255,442       0.0%
#   Delfi, Ltd.                                          171,000     185,816       0.0%
*   Delong Holdings, Ltd.                                 40,900     127,365       0.0%
    DMX Technologies Group, Ltd.                         256,000       3,696       0.0%
#   Duty Free International, Ltd.                        206,500      33,290       0.0%
#*  Dyna-Mac Holdings, Ltd.                            1,489,000     144,588       0.0%
    Elec & Eltek International Co., Ltd.                  28,700      46,337       0.0%
#*  Ezion Holdings, Ltd.                               7,964,848     713,815       0.0%
#*  Ezra Holdings, Ltd.                               10,009,145     152,017       0.0%
    Far East Orchard, Ltd.                               370,236     412,404       0.0%
    First Resources, Ltd.                              2,225,500   2,829,869       0.0%
    Food Empire Holdings, Ltd.                         1,092,800     533,985       0.0%
*   Fragrance Group, Ltd.                              1,448,000     163,645       0.0%
    Frasers Property, Ltd.                               876,900   1,339,095       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                      ---------- ----------- ---------------
SINGAPORE -- (Continued)
#   Frencken Group, Ltd.                                 940,500 $   390,139       0.0%
#   Fu Yu Corp., Ltd.                                  2,363,100     340,723       0.0%
*   Gallant Venture, Ltd.                              2,361,200     232,299       0.0%
    Genting Singapore P.L.C.                           6,325,900   5,542,218       0.0%
#   Geo Energy Resources, Ltd.                         3,320,700     546,508       0.0%
    GK Goh Holdings, Ltd.                                 14,200      11,853       0.0%
    GL, Ltd.                                           1,487,700     907,380       0.0%
    Golden Agri-Resources, Ltd.                       23,640,369   6,129,630       0.0%
#   Golden Energy & Resources, Ltd.                      673,700     184,917       0.0%
    GP Industries, Ltd.                                  174,000      98,188       0.0%
    Great Eastern Holdings, Ltd.                          47,400   1,108,672       0.0%
    GSH Corp., Ltd.                                       52,560      18,779       0.0%
#   GuocoLand, Ltd.                                      680,621   1,109,357       0.0%
#   Halcyon Agri Corp., Ltd.                             865,546     367,420       0.0%
    Haw Par Corp., Ltd.                                   21,300     223,438       0.0%
#   Health Management International, Ltd.                674,626     332,437       0.0%
#   Hi-P International, Ltd.                             750,600     926,381       0.0%
    Hiap Hoe, Ltd.                                       128,000      85,863       0.0%
    Ho Bee Land, Ltd.                                    883,800   1,714,660       0.0%
#   Hong Fok Corp., Ltd.                               1,277,188     767,902       0.0%
    Hong Leong Asia, Ltd.                                485,600     348,594       0.0%
    Hongkong Land Holdings, Ltd.                         371,100   2,682,027       0.0%
    Hotel Grand Central, Ltd.                            169,145     202,253       0.0%
    Hour Glass, Ltd. (The)                               183,100      89,665       0.0%
#   Hutchison Port Holdings Trust                     22,938,300   7,647,652       0.0%
    Hwa Hong Corp., Ltd.                                 280,000      67,315       0.0%
#   Hyflux, Ltd.                                       2,064,700     387,930       0.0%
    iFAST Corp., Ltd.                                     74,700      51,326       0.0%
#   Indofood Agri Resources, Ltd.                      2,179,900     525,113       0.0%
    InnoTek, Ltd.                                         87,000      25,573       0.0%
#   Japfa, Ltd.                                        2,409,500     866,613       0.0%
    Jardine Cycle & Carriage, Ltd.                       109,097   2,806,937       0.0%
#   k1 Ventures, Ltd.                                    657,240      48,574       0.0%
    Keppel Corp., Ltd.                                 2,539,400  15,574,548       0.1%
    Keppel Infrastructure Trust                        4,285,753   1,740,885       0.0%
    Keppel Telecommunications & Transportation, Ltd.     365,600     417,382       0.0%
    Koh Brothers Group, Ltd.                             193,000      44,038       0.0%
#   KSH Holdings, Ltd.                                   469,850     230,973       0.0%
    Lee Metal Group, Ltd.                                 93,000      29,052       0.0%
    Lian Beng Group, Ltd.                              1,409,000     658,809       0.0%
    Low Keng Huat Singapore, Ltd.                        293,000     146,691       0.0%
    Lum Chang Holdings, Ltd.                             192,900      51,607       0.0%
#   M1, Ltd.                                           1,266,400   1,724,863       0.0%
#   Mandarin Oriental International, Ltd.                 81,600     195,076       0.0%
*   Marco Polo Marine, Ltd.                              521,900      10,627       0.0%
#   Memtech International, Ltd.                           86,600      86,351       0.0%
#   Metro Holdings, Ltd.                               1,359,800   1,197,147       0.0%
    Mewah International, Inc.                             47,900      10,140       0.0%
#*  Midas Holdings, Ltd.                               7,558,400   1,094,429       0.0%
#*  mm2 Asia, Ltd.                                       376,500     139,698       0.0%
*   Nam Cheong, Ltd.                                   5,757,000      32,562       0.0%
    Nera Telecommunications, Ltd.                         43,600      12,288       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                 --------- ----------- ---------------
SINGAPORE -- (Continued)
    NSL, Ltd.                                       75,000 $    77,529       0.0%
#   Olam International, Ltd.                     1,521,700   2,603,441       0.0%
    OUE, Ltd.                                    1,198,000   1,630,031       0.0%
    Oversea-Chinese Banking Corp., Ltd.          1,814,187  18,737,978       0.1%
#   Oxley Holdings, Ltd.                         4,455,036   1,619,943       0.0%
*   Pacc Offshore Services Holdings, Ltd.          214,800      52,341       0.0%
    Pan-United Corp., Ltd.                         335,000      97,246       0.0%
*   Penguin International, Ltd.                    434,733     118,551       0.0%
    Perennial Real Estate Holdings, Ltd.            41,500      27,284       0.0%
#   Q&M Dental Group Singapore, Ltd.               910,700     414,070       0.0%
    QAF, Ltd.                                      945,086     739,044       0.0%
#*  Raffles Education Corp., Ltd.                3,218,627     445,328       0.0%
#   Raffles Medical Group, Ltd.                  2,321,406   2,006,798       0.0%
    RHT Health Trust                             1,983,400   1,196,621       0.0%
    Riverstone Holdings, Ltd.                      578,400     457,158       0.0%
    SATS, Ltd.                                   1,430,392   5,943,840       0.0%
    SBS Transit, Ltd.                               54,000     105,454       0.0%
    SembCorp Industries, Ltd.                    6,469,300  14,901,520       0.1%
#   SembCorp Marine, Ltd.                        1,071,700   1,713,478       0.0%
    Sheng Siong Group, Ltd.                      2,151,800   1,652,097       0.0%
    SHS Holdings, Ltd.                             948,600     160,409       0.0%
    SIA Engineering Co., Ltd.                      136,400     333,778       0.0%
#   SIIC Environment Holdings, Ltd.              3,411,980   1,117,272       0.0%
#   Sinarmas Land, Ltd.                          4,372,400   1,197,935       0.0%
    Sing Holdings, Ltd.                            321,400     107,371       0.0%
    Singapore Airlines, Ltd.                     1,936,700  15,802,248       0.1%
    Singapore Exchange, Ltd.                       689,100   3,996,103       0.0%
    Singapore Post, Ltd.                         6,914,516   6,962,328       0.0%
#   Singapore Press Holdings, Ltd.               2,874,600   5,874,061       0.0%
    Singapore Reinsurance Corp., Ltd.               55,000      13,260       0.0%
    Singapore Shipping Corp., Ltd.                 137,000      29,379       0.0%
    Singapore Technologies Engineering, Ltd.     1,211,100   3,169,248       0.0%
    Singapore Telecommunications, Ltd.(B02PY22)  3,054,350   8,079,041       0.1%
    Singapore Telecommunications, Ltd.(B02PY00)    184,000     489,304       0.0%
#*  Sino Grandness Food Industry Group, Ltd.     2,494,363     371,606       0.0%
    Stamford Land Corp., Ltd.                    1,198,100     442,319       0.0%
#   StarHub, Ltd.                                1,830,810   3,123,209       0.0%
    Straits Trading Co., Ltd.                       14,800      24,532       0.0%
#   Sunningdale Tech, Ltd.                         820,580     795,328       0.0%
*   SunVic Chemical Holdings, Ltd.                 638,600      32,059       0.0%
#*  Swiber Holdings, Ltd.                        1,301,500      20,023       0.0%
*   Tat Hong Holdings, Ltd.                      1,342,080     549,585       0.0%
#*  Thomson Medical Group, Ltd.                  1,711,900     120,442       0.0%
*   Tiong Woon Corp. Holding, Ltd.                 160,750      36,525       0.0%
#   Tuan Sing Holdings, Ltd.                     3,073,030     990,943       0.0%
    UMS Holdings, Ltd.                           2,286,187   1,833,170       0.0%
    United Engineers, Ltd.                       2,465,604   5,054,776       0.0%
    United Industrial Corp., Ltd.                  697,623   1,713,991       0.0%
    United Overseas Bank, Ltd.                   1,541,989  34,917,121       0.1%
    United Overseas Insurance, Ltd.                  1,900      10,505       0.0%
    UOB-Kay Hian Holdings, Ltd.                    567,814     576,893       0.0%
    UOL Group, Ltd.                              1,215,988   8,031,142       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                      ---------- ------------ ---------------
SINGAPORE -- (Continued)
#   UPP Holdings, Ltd.                                 1,027,400 $    192,839       0.0%
#   Valuetronics Holdings, Ltd.                        1,408,860      826,221       0.0%
    Venture Corp., Ltd.                                1,204,900   18,845,907       0.1%
    Vibrant Group, Ltd.                                1,136,731      291,026       0.0%
    Vicom, Ltd.                                            2,400       10,926       0.0%
    Wee Hur Holdings, Ltd.                               917,300      158,476       0.0%
#   Wheelock Properties Singapore, Ltd.                1,079,747    1,476,685       0.0%
    Wilmar International, Ltd.                         2,828,900    6,920,693       0.0%
    Wing Tai Holdings, Ltd.                            2,079,724    3,186,489       0.0%
*   Xinghua Port Holdings, Ltd.                          335,000       52,926       0.0%
    Yeo Hiap Seng, Ltd.                                   63,135       54,672       0.0%
    YHI International, Ltd.                               48,000       16,911       0.0%
*   Yongnam Holdings, Ltd.                             1,649,400      381,993       0.0%
    Zhongmin Baihui Retail Group, Ltd.                     7,800        4,956       0.0%
                                                                 ------------       ---
TOTAL SINGAPORE                                                   315,521,217       1.1%
                                                                 ------------       ---
SPAIN -- (2.3%)
    Abertis Infraestructuras SA                          565,508   12,467,692       0.1%
#   Acciona SA                                           186,892   15,632,824       0.1%
    Acerinox SA                                          892,180   12,529,359       0.1%
    ACS Actividades de Construccion y Servicios SA       437,273   18,428,761       0.1%
*   Adveo Group International SA                          60,568      155,975       0.0%
    Aena SME SA                                           49,753   10,255,514       0.1%
    Alantra Partners SA                                    1,298       24,799       0.0%
#   Almirall SA                                          274,317    3,409,803       0.0%
    Amadeus IT Group SA                                  310,762   22,673,130       0.1%
#*  Amper SA                                           3,299,975      940,280       0.0%
    Applus Services SA                                   543,235    7,340,551       0.0%
#   Atresmedia Corp. de Medios de Comunicacion SA        321,793    3,013,925       0.0%
    Azkoyen SA                                            40,715      397,598       0.0%
    Banco Bilbao Vizcaya Argentaria SA                 2,786,482   22,548,360       0.1%
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR     465,803    3,754,372       0.0%
    Banco de Sabadell SA                              14,648,575   28,665,614       0.1%
#   Banco Santander SA                                13,286,562   85,843,433       0.3%
#   Banco Santander SA Sponsored ADR                   2,391,774   15,594,366       0.1%
#   Bankia SA                                          1,620,239    7,108,973       0.0%
    Bankinter SA                                         544,660    5,692,317       0.0%
*   Baron de Ley                                           4,292      581,636       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                 250,005    8,762,296       0.0%
    CaixaBank SA                                       3,538,719   17,208,338       0.1%
    Cellnex Telecom SA                                   568,242   15,239,812       0.1%
    Cia de Distribucion Integral Logista Holdings SA     119,431    2,685,928       0.0%
    Cie Automotive SA                                    212,398    7,939,833       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA         58,866    2,822,998       0.0%
#*  Deoleo SA                                          2,436,780      522,898       0.0%
    Distribuidora Internacional de Alimentacion SA     1,740,065    8,063,807       0.0%
#*  Duro Felguera SA                                     201,525       64,321       0.0%
    Ebro Foods SA                                        152,863    3,686,264       0.0%
*   eDreams ODIGEO SA                                    191,273      874,384       0.0%
    Elecnor SA                                            41,613      652,573       0.0%
    Enagas SA                                          1,116,742   32,459,172       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
SPAIN -- (Continued)
    Ence Energia y Celulosa SA                1,058,321 $  8,164,860       0.0%
    Endesa SA                                   322,774    7,527,151       0.0%
    Ercros SA                                   774,393    3,953,090       0.0%
    Euskaltel SA                                336,596    3,120,986       0.0%
    Faes Farma SA                               629,419    2,555,504       0.0%
    Ferrovial SA                                428,530    9,153,045       0.1%
#   Fluidra SA                                  146,972    2,126,942       0.0%
*   Fomento de Construcciones y Contratas SA     22,265      286,932       0.0%
    Gas Natural SDG SA                          784,955   19,786,854       0.1%
*   Global Dominion Access SA                    61,535      358,319       0.0%
    Grifols SA                                  199,869    5,603,875       0.0%
    Grupo Catalana Occidente SA                  99,097    4,363,405       0.0%
#*  Grupo Empresarial San Jose SA                75,340      347,978       0.0%
#*  Grupo Ezentis SA                            839,734      739,586       0.0%
    Iberdrola SA                              7,957,435   61,478,656       0.2%
    Iberpapel Gestion SA                          6,130      245,394       0.0%
*   Indra Sistemas SA                           468,700    6,476,945       0.0%
#   Industria de Diseno Textil SA               248,655    7,707,852       0.0%
    Laboratorios Farmaceuticos Rovi SA            1,124       22,792       0.0%
*   Liberbank SA                              6,011,054    3,438,251       0.0%
    Mapfre SA                                 6,037,913   20,945,405       0.1%
#   Mediaset Espana Comunicacion SA             684,915    6,554,746       0.0%
    Melia Hotels International SA               323,269    4,806,464       0.0%
    Miquel y Costas & Miquel SA                  61,534    2,478,843       0.0%
    NH Hotel Group SA                           527,136    4,064,404       0.0%
#*  Obrascon Huarte Lain SA                     720,003    3,357,142       0.0%
    Papeles y Cartones de Europa SA             251,517    4,866,868       0.0%
#*  Pharma Mar SA                               144,563      282,127       0.0%
    Prim SA                                       5,102       73,863       0.0%
#*  Promotora de Informaciones SA Class A     1,283,633    3,006,923       0.0%
    Prosegur Cia de Seguridad SA                798,361    6,034,964       0.0%
*   Quabit Inmobiliaria SA                      247,913      577,385       0.0%
*   Realia Business SA                          379,793      503,486       0.0%
    Red Electrica Corp. SA                      588,313   12,254,799       0.1%
    Repsol SA                                 2,199,799   41,978,325       0.2%
    Repsol SA Sponsored ADR                     336,365    6,434,668       0.0%
#   Sacyr SA                                  2,060,514    5,911,120       0.0%
    Saeta Yield SA                               72,055    1,071,401       0.0%
#   Siemens Gamesa Renewable Energy SA          216,162    3,701,676       0.0%
#*  Solaria Energia y Medio Ambiente SA         378,116    1,566,158       0.0%
#   Talgo SA                                    511,073    3,122,524       0.0%
#   Tecnicas Reunidas SA                        104,079    3,354,718       0.0%
    Telefonica SA                             2,552,773   26,013,977       0.1%
#   Telefonica SA Sponsored ADR                 237,585    2,411,488       0.0%
#*  Tubacex SA                                  245,614    1,048,052       0.0%
#*  Tubos Reunidos SA                           549,480      267,506       0.0%
    Vidrala SA                                   44,865    4,705,262       0.0%
    Viscofan SA                                 121,306    8,039,038       0.0%
#*  Vocento SA                                  126,195      209,610       0.0%
    Zardoya Otis SA                             380,082    3,879,346       0.0%
                                                        ------------       ---
TOTAL SPAIN                                              709,022,611       2.4%
                                                        ------------       ---

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
SWEDEN -- (2.4%)
    AAK AB                               77,235 $ 6,815,926       0.0%
*   AcadeMedia AB                         4,673      31,063       0.0%
    Acando AB                           425,866   1,434,598       0.0%
    AddLife AB                           17,068     357,103       0.0%
    AddTech AB Class B                   97,100   2,016,386       0.0%
#   AF AB Class B                       243,390   5,063,844       0.0%
    Alfa Laval AB                       266,076   6,582,358       0.0%
#   Alimak Group AB                      36,007     532,485       0.0%
#*  Anoto Group AB                      282,882     127,118       0.0%
*   Arise AB                              1,101       1,548       0.0%
*   Arjo AB Class B                     491,510   1,456,115       0.0%
#   Assa Abloy AB Class B               643,444  13,484,602       0.1%
#   Atlas Copco AB Class A              217,946   8,523,067       0.0%
    Atlas Copco AB Class B              139,692   4,951,172       0.0%
#   Atrium Ljungberg AB Class B         106,988   1,692,033       0.0%
    Attendo AB                            9,970     101,250       0.0%
#   Avanza Bank Holding AB               70,458   3,312,080       0.0%
    Axfood AB                           229,572   4,265,093       0.0%
*   BE Group AB                           7,096      42,484       0.0%
    Beijer Alma AB                       59,277   1,702,013       0.0%
*   Beijer Electronics Group AB           3,636      13,937       0.0%
    Beijer Ref AB                        42,999     660,793       0.0%
    Bergman & Beving AB                 114,508   1,190,004       0.0%
#   Betsson AB                          768,863   5,477,043       0.0%
#   Bilia AB Class A                    634,371   5,230,154       0.0%
    BillerudKorsnas AB                  574,211   8,437,229       0.0%
    BioGaia AB Class B                   57,504   2,761,188       0.0%
#*  BioInvent International AB          229,139      49,351       0.0%
    Biotage AB                           77,540     792,951       0.0%
#   Bjorn Borg AB                        89,330     259,882       0.0%
#   Boliden AB                          992,847  34,401,781       0.1%
#   Bonava AB                             9,889     118,474       0.0%
#   Bonava AB Class B                   241,157   2,927,441       0.0%
    Bravida Holding AB                   42,131     301,731       0.0%
#   Bufab AB                             81,524   1,099,735       0.0%
    Bulten AB                            83,922   1,062,312       0.0%
    Bure Equity AB                      285,130   3,057,107       0.0%
#   Byggmax Group AB                    423,079   2,245,794       0.0%
    Capio AB                              4,059      18,332       0.0%
    Castellum AB                        480,712   7,770,555       0.0%
#   Catena AB                            16,324     321,643       0.0%
    Clas Ohlson AB Class B              174,296   1,906,507       0.0%
    Cloetta AB Class B                  856,373   3,064,862       0.0%
#*  Collector AB                         53,900     390,202       0.0%
    Com Hem Holding AB                  586,445  10,156,901       0.1%
    Concentric AB                       186,010   3,036,973       0.0%
*   Concordia Maritime AB Class B        86,745     101,814       0.0%
    Coor Service Management Holding AB   30,677     212,466       0.0%
*   D Carnegie & Co. AB                  16,412     255,296       0.0%
    Dedicare AB Class B                  15,340     107,600       0.0%
    Dios Fastigheter AB                 357,055   2,265,261       0.0%
#*  Doro AB                              96,173     480,932       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
SWEDEN -- (Continued)
    Duni AB                               119,855 $ 1,627,161       0.0%
    Dustin Group AB                       149,226   1,248,596       0.0%
    Eastnine AB                           114,739   1,241,421       0.0%
#   Elanders AB Class B                    11,262      94,390       0.0%
    Electrolux AB Series B                283,824   7,469,301       0.0%
#   Elekta AB Class B                     396,766   4,498,464       0.0%
#*  Eltel AB                               59,564     171,968       0.0%
    Enea AB                                43,208     408,118       0.0%
    Essity AB Class A                      28,522     722,144       0.0%
    Essity AB Class B                     641,105  16,261,729       0.1%
#   eWork Group AB                          9,701      97,652       0.0%
    Fabege AB                             631,264   7,268,324       0.0%
#   Fagerhult AB                           59,716     609,342       0.0%
*   Fastighets AB Balder Class B          158,195   4,075,419       0.0%
    Fenix Outdoor International AG          2,352     283,853       0.0%
*   Fingerprint Cards AB Class B          359,570     310,676       0.0%
#   Getinge AB Class B                    598,598   5,577,159       0.0%
    Granges AB                            411,435   5,755,421       0.0%
    Gunnebo AB                            177,795     613,634       0.0%
*   Haldex AB                             269,034   2,889,481       0.0%
    Hemfosa Fastigheter AB                420,908   5,213,844       0.0%
#   Hennes & Mauritz AB Class B           264,097   4,538,342       0.0%
    Hexagon AB Class B                    291,836  16,850,285       0.1%
#   Hexpol AB                             621,998   6,436,486       0.0%
    HIQ International AB                  278,154   2,251,083       0.0%
    HMS Networks AB                        18,392     307,208       0.0%
#   Hoist Finance AB                       58,225     514,612       0.0%
    Holmen AB                             371,168   9,151,972       0.1%
#   Hufvudstaden AB Class A               177,409   2,603,632       0.0%
    Husqvarna AB Class A                  104,942   1,011,434       0.0%
    Husqvarna AB Class B                1,136,601  10,931,687       0.1%
#   ICA Gruppen AB                        127,963   3,973,299       0.0%
#   Indutrade AB                          206,190   4,862,762       0.0%
#   Intrum Justitia AB                    238,373   6,325,658       0.0%
    Inwido AB                             256,999   2,237,145       0.0%
#   ITAB Shop Concept AB Class B           23,230     104,564       0.0%
#   JM AB                                 348,439   6,893,637       0.0%
    KappAhl AB                            364,856   1,057,534       0.0%
#   Karo Pharma AB                        205,080     756,692       0.0%
    Kindred Group P.L.C.                  722,141   9,313,141       0.1%
#   Klovern AB Class B                  1,950,665   2,434,098       0.0%
    KNOW IT AB                             61,588   1,254,099       0.0%
#   Kungsleden AB                         571,627   4,053,818       0.0%
#   Lagercrantz Group AB Class B          181,760   1,706,862       0.0%
    Lifco AB Class B                       13,728     498,524       0.0%
    Lindab International AB               338,032   2,609,009       0.0%
    Loomis AB Class B                     470,799  17,145,006       0.1%
*   Lundin Petroleum AB                   188,014   5,182,969       0.0%
#*  Medivir AB Class B                    106,690     485,114       0.0%
#   Mekonomen AB                          125,226   1,914,092       0.0%
#   Millicom International Cellular SA    168,178  11,139,886       0.1%
    Modern Times Group MTG AB Class B     257,845  10,134,033       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                              --------- ----------- ---------------
SWEDEN -- (Continued)
*   Momentum Group AB Class B                    94,717 $ 1,064,079       0.0%
    MQ Holding AB                               120,558     208,655       0.0%
#   Mycronic AB                                 251,073   2,882,714       0.0%
#   NCC AB Class B                              463,582   8,539,118       0.0%
    Nederman Holding AB                             795      24,417       0.0%
#*  Net Insight AB Class B                      554,021     265,891       0.0%
#   NetEnt AB                                   338,950   1,933,442       0.0%
    New Wave Group AB Class B                   315,007   1,870,165       0.0%
    Nibe Industrier AB Class B                  734,680   7,485,626       0.0%
    Nobia AB                                    648,800   5,103,935       0.0%
    Nobina AB                                   682,841   4,481,193       0.0%
    Nolato AB Class B                           152,586  11,457,683       0.1%
    Nordea Bank AB                            2,872,150  29,211,633       0.1%
    Nordic Waterproofing Holding A.S.            33,630     281,801       0.0%
    NP3 Fastigheter AB                            6,323      44,645       0.0%
    OEM International AB Class B                 13,227     278,904       0.0%
#   Opus Group AB                             1,237,542     996,904       0.0%
#*  Orexo AB                                     13,094      54,140       0.0%
    Oriflame Holding AG                         154,366   7,314,966       0.0%
    Pandox AB                                    67,076   1,128,934       0.0%
#   Peab AB                                     982,525   8,698,647       0.0%
    Platzer Fastigheter Holding AB Class B       15,255     102,166       0.0%
#   Pricer AB Class B                           491,623     471,732       0.0%
    Proact IT Group AB                           28,612     537,492       0.0%
#   Probi AB                                      9,544     531,386       0.0%
#   Profilgruppen AB Class B                        855      12,804       0.0%
#*  Qliro Group AB                              457,376     553,497       0.0%
#   Ratos AB Class B                          1,194,591   4,713,521       0.0%
#*  RaySearch Laboratories AB                    83,907   1,250,635       0.0%
#   Recipharm AB Class B                         29,428     398,572       0.0%
#   Resurs Holding AB                            96,471     621,529       0.0%
*   Rezidor Hotel Group AB                       81,903     235,118       0.0%
#   Rottneros AB                                325,656     364,288       0.0%
    Saab AB Class B                             170,413   6,975,010       0.0%
    Sagax AB Class B                             74,558     872,436       0.0%
    Sandvik AB                                  692,087  11,800,377       0.1%
#*  SAS AB                                      988,065   2,465,827       0.0%
#   Scandi Standard AB                          242,962   1,665,882       0.0%
#   Scandic Hotels Group AB                     235,090   2,313,984       0.0%
    Sectra AB Class B                             6,257     138,121       0.0%
#   Securitas AB Class B                        591,477   9,557,257       0.1%
    Semcon AB                                    48,575     309,498       0.0%
#*  Sensys Gatso Group AB                     1,143,425     175,145       0.0%
    Skandinaviska Enskilda Banken AB Class A  1,315,675  12,351,598       0.1%
#   Skandinaviska Enskilda Banken AB Class C     18,930     190,877       0.0%
    Skanska AB Class B                          449,043   8,745,380       0.0%
#   SKF AB Class A                               32,085     656,496       0.0%
#   SKF AB Class B                              954,410  19,321,850       0.1%
    SkiStar AB                                  141,282   2,913,171       0.0%
    SSAB AB Class A(B17H0S8)                    452,985   2,561,190       0.0%
    SSAB AB Class A(BPRBWK4)                     89,315     501,514       0.0%
    SSAB AB Class B(B17H3F6)                  1,118,057   5,058,389       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                   --------- ------------ ---------------
SWEDEN -- (Continued)
    SSAB AB Class B(BPRBWM6)                         505,629 $  2,275,763       0.0%
    Svenska Cellulosa AB SCA Class A                  43,068      484,035       0.0%
    Svenska Cellulosa AB SCA Class B               1,323,807   14,660,716       0.1%
#   Svenska Handelsbanken AB Class A               1,409,567   15,719,854       0.1%
#   Svenska Handelsbanken AB Class B                  30,965      368,728       0.0%
#   Sweco AB Class B                                 129,953    2,646,774       0.0%
    Swedbank AB Class A                              645,624   14,025,063       0.1%
#   Swedish Match AB                                 230,668   10,347,813       0.1%
*   Swedish Orphan Biovitrum AB                      182,934    3,929,794       0.0%
    Swedol AB Class B                                234,984      853,072       0.0%
    Systemair AB                                      12,732      168,323       0.0%
    Tele2 AB Class B                                 855,400   11,087,623       0.1%
    Telefonaktiebolaget LM Ericsson Class A           37,020      282,827       0.0%
    Telefonaktiebolaget LM Ericsson Class B        2,126,679   16,212,661       0.1%
#   Telefonaktiebolaget LM Ericsson Sponsored ADR    527,787    3,984,792       0.0%
    Telia Co. AB                                   4,860,123   23,929,826       0.1%
    Thule Group AB                                   215,616    4,983,228       0.0%
#   Trelleborg AB Class B                            515,445   12,045,305       0.1%
#   Troax Group AB                                    14,073      434,132       0.0%
    VBG Group AB Class B                               1,127       16,859       0.0%
#   Victoria Park AB Class B                         365,755    1,501,773       0.0%
#   Vitrolife AB                                      34,392    2,517,669       0.0%
#   Volvo AB Class A                                 277,290    4,752,500       0.0%
    Volvo AB Class B                               1,485,747   25,178,017       0.1%
#   Wallenstam AB Class B                            475,165    4,256,911       0.0%
#   Wihlborgs Fastigheter AB                         215,957    5,004,720       0.0%
                                                             ------------       ---
TOTAL SWEDEN                                                  751,148,381       2.6%
                                                             ------------       ---
SWITZERLAND -- (5.0%)
    ABB, Ltd.                                      2,166,659   50,516,866       0.2%
#   ABB, Ltd. Sponsored ADR                          431,204   10,034,117       0.0%
    Adecco Group AG                                  431,987   28,608,419       0.1%
    Allreal Holding AG                                59,698    9,814,923       0.0%
*   Alpiq Holding AG                                   4,341      329,225       0.0%
    ALSO Holding AG                                   29,490    3,633,497       0.0%
#   ams AG                                            89,038    7,343,581       0.0%
    APG SGA SA                                         3,997    1,640,668       0.0%
#*  Arbonia AG                                       201,047    3,576,371       0.0%
#*  Aryzta AG                                        406,832    8,574,346       0.0%
    Ascom Holding AG                                 138,303    2,767,159       0.0%
#   Autoneum Holding AG                               20,061    5,252,986       0.0%
    Bachem Holding AG Class B                          8,585    1,100,893       0.0%
    Baloise Holding AG                               155,884   24,708,376       0.1%
    Bank Cler AG                                       8,835      374,232       0.0%
    Banque Cantonale de Geneve                         3,361      630,687       0.0%
    Banque Cantonale Vaudoise                         10,919    8,701,943       0.0%
    Barry Callebaut AG                                 6,439   11,559,799       0.1%
    Belimo Holding AG                                  1,056    4,360,356       0.0%
    Bell Food Group AG                                 2,820    1,107,766       0.0%
    Bellevue Group AG                                 37,808      889,653       0.0%
#   Berner Kantonalbank AG                             7,371    1,379,088       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                            --------- ----------- ---------------
SWITZERLAND -- (Continued)
    BKW AG                                     38,910 $ 2,536,014       0.0%
    Bobst Group SA                             61,788   6,592,057       0.0%
    Bossard Holding AG Class A                 27,272   5,588,779       0.0%
    Bucher Industries AG                       33,640  12,328,521       0.1%
#   Burckhardt Compression Holding AG          15,812   5,130,890       0.0%
#   Burkhalter Holding AG                      14,021   1,318,057       0.0%
    Calida Holding AG                           8,013     291,743       0.0%
    Carlo Gavazzi Holding AG                      861     293,313       0.0%
    Cembra Money Bank AG                      102,306   8,671,788       0.0%
    Cham Group AG                                  31      13,770       0.0%
    Chocoladefabriken Lindt & Spruengli AG         43   3,261,418       0.0%
    Cicor Technologies, Ltd.                    4,365     259,671       0.0%
    Cie Financiere Richemont SA               372,714  35,429,693       0.1%
    Cie Financiere Tradition SA                 2,587     275,102       0.0%
    Clariant AG                             1,141,868  26,360,364       0.1%
    Coltene Holding AG                         15,716   1,462,960       0.0%
    Conzzeta AG                                 3,665   4,672,121       0.0%
    Credit Suisse Group AG                  1,986,742  33,508,848       0.1%
    Credit Suisse Group AG Sponsored ADR      383,780   6,435,984       0.0%
    Daetwyler Holding AG                       29,421   5,611,842       0.0%
    DKSH Holding AG                            93,179   7,472,998       0.0%
    dormakaba Holding AG                       11,838   9,156,826       0.0%
*   Dottikon Es Holding AG                        157     114,452       0.0%
#*  Dufry AG                                  140,055  19,809,077       0.1%
#   EFG International AG                      485,853   3,946,612       0.0%
    Emmi AG                                     9,656   7,789,172       0.0%
    EMS-Chemie Holding AG                       8,963   5,535,929       0.0%
    Energiedienst Holding AG                    8,178     212,299       0.0%
#*  Evolva Holding SA                         883,470     233,600       0.0%
    Feintool International Holding AG           7,558     861,933       0.0%
    Flughafen Zurich AG                        87,599  18,293,327       0.1%
    Forbo Holding AG                            5,017   7,017,814       0.0%
    GAM Holding AG                            889,039  14,191,033       0.1%
    Geberit AG                                 28,885  12,326,154       0.1%
    Georg Fischer AG                           27,191  33,799,961       0.1%
    Givaudan SA                                 6,707  14,930,110       0.1%
    Gurit Holding AG                            2,418   2,053,082       0.0%
    Helvetia Holding AG                        33,800  20,077,586       0.1%
    Hiag Immobilien Holding AG                  1,162     145,459       0.0%
#   HOCHDORF Holding AG                         3,771   1,058,757       0.0%
#   Huber & Suhner AG                          42,980   2,454,890       0.0%
*   Idorsia, Ltd.                              97,707   2,240,873       0.0%
    Implenia AG                                70,724   5,398,788       0.0%
    Inficon Holding AG                          6,416   3,841,504       0.0%
    Interroll Holding AG                        2,688   4,453,205       0.0%
    Intershop Holding AG                        5,564   2,777,233       0.0%
#   Investis Holding SA                         1,063      66,874       0.0%
    Julius Baer Group, Ltd.                   404,980  24,034,881       0.1%
    Jungfraubahn Holding AG                       206      34,086       0.0%
    Kardex AG                                  33,577   4,717,606       0.0%
    Komax Holding AG                           14,095   3,874,363       0.0%
#   Kudelski SA                               186,046   1,711,647       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
SWITZERLAND -- (Continued)
#   Kuehne + Nagel International AG        40,288 $  6,272,675       0.0%
#   LafargeHolcim, Ltd.                   274,872   15,269,550       0.1%
    LafargeHolcim, Ltd.                   170,271    9,499,887       0.0%
#*  Lastminute.com NV                      10,356      159,293       0.0%
    LEM Holding SA                          2,543    4,015,670       0.0%
    Liechtensteinische Landesbank AG       21,981    1,404,403       0.0%
    Logitech International SA(B18ZRK2)    342,549   12,654,840       0.1%
#   Logitech International SA(B1921K0)    159,615    5,908,947       0.0%
    Lonza Group AG                        116,660   28,503,752       0.1%
    Luzerner Kantonalbank AG                7,724    4,164,477       0.0%
*   MCH Group AG                               56        2,869       0.0%
#   Meier Tobler Group AG                   9,351      307,991       0.0%
    Metall Zug AG Class B                     506    1,697,353       0.0%
#*  Meyer Burger Technology AG            766,650      951,353       0.0%
    Mikron Holding AG                      48,480      408,726       0.0%
#   Mobilezone Holding AG                 117,111    1,385,455       0.0%
*   Mobimo Holding AG                      26,861    6,937,846       0.0%
    Nestle SA                           2,417,067  187,250,366       0.7%
    Novartis AG                           593,212   45,662,074       0.2%
    Novartis AG Sponsored ADR             953,193   73,100,371       0.3%
    OC Oerlikon Corp. AG                1,007,026   16,257,671       0.1%
*   Orascom Development Holding AG         52,861      814,504       0.0%
#   Orell Fuessli Holding AG                  613       71,344       0.0%
    Orior AG                               22,693    1,877,342       0.0%
#   Panalpina Welttransport Holding AG     20,317    2,571,510       0.0%
    Partners Group Holding AG              18,244   13,306,628       0.1%
    Phoenix Mecano AG                       1,572    1,060,830       0.0%
    Plazza AG Class A                       2,520      577,285       0.0%
#   PSP Swiss Property AG                 119,508   11,166,456       0.1%
#   Rieter Holding AG                      19,958    3,853,957       0.0%
    Roche Holding AG(7108918)               8,412    1,915,653       0.0%
    Roche Holding AG(7110388)             202,997   45,103,367       0.2%
    Romande Energie Holding SA                498      581,617       0.0%
    Schaffner Holding AG                    1,430      426,989       0.0%
    Schindler Holding AG                   10,892    2,179,482       0.0%
*   Schmolz + Bickenbach AG             2,115,707    1,703,091       0.0%
    Schweiter Technologies AG               4,421    5,026,804       0.0%
    SFS Group AG                           23,872    2,684,078       0.0%
    SGS SA                                  4,156   10,093,463       0.0%
    Siegfried Holding AG                   21,017    7,303,000       0.0%
    Sika AG                                 4,302   31,216,292       0.1%
    Sonova Holding AG                     118,843   19,584,574       0.1%
    St Galler Kantonalbank AG               6,435    3,451,070       0.0%
    Straumann Holding AG                   20,702   14,053,076       0.1%
#   Sulzer AG                              89,807   10,332,173       0.0%
#   Sunrise Communications Group AG       222,266   17,422,402       0.1%
    Swatch Group AG (The)(7184725)         55,564   26,680,577       0.1%
    Swatch Group AG (The)(7184736)        100,386    8,944,757       0.0%
    Swiss Life Holding AG                  61,576   21,540,439       0.1%
    Swiss Prime Site AG                   135,783   12,722,043       0.1%
    Swiss Re AG                           306,925   29,240,507       0.1%
#   Swisscom AG                            67,912   32,572,796       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                       SHARES      VALUE++     OF NET ASSETS**
                                      --------- -------------- ---------------
SWITZERLAND -- (Continued)
    Swissquote Group Holding SA          53,400 $    3,014,818       0.0%
    Tamedia AG                            4,234        649,068       0.0%
    Tecan Group AG                       24,526      5,392,673       0.0%
    Temenos Group AG                    145,710     18,334,380       0.1%
    Thurgauer Kantonalbank                1,440        150,351       0.0%
*   Tornos Holding AG                    23,458        358,447       0.0%
#   u-blox Holding AG                    38,908      7,109,320       0.0%
    UBS Group AG(BRJL176)             2,659,508     44,639,552       0.2%
#*  UBS Group AG(H42097107)             916,799     15,402,223       0.1%
    Valiant Holding AG                   57,656      6,923,179       0.0%
    Valora Holding AG                    19,910      6,659,626       0.0%
    VAT Group AG                         84,581     12,474,121       0.1%
    Vaudoise Assurances Holding SA        3,606      1,963,975       0.0%
    Vetropack Holding AG                    626      1,287,001       0.0%
#   Vifor Pharma AG                     141,143     22,273,952       0.1%
*   Von Roll Holding AG                  92,961        121,684       0.0%
    Vontobel Holding AG                 139,724      9,214,443       0.0%
    VP Bank AG                            4,251        694,996       0.0%
    VZ Holding AG                         5,140      1,444,128       0.0%
    Walliser Kantonalbank                 1,730        205,084       0.0%
    Warteck Invest AG                        40         81,482       0.0%
#   Ypsomed Holding AG                   11,507      1,745,854       0.0%
    Zehnder Group AG                     43,546      1,825,600       0.0%
    Zug Estates Holding AG Class B          219        375,497       0.0%
    Zuger Kantonalbank AG                   164      1,024,613       0.0%
    Zurich Insurance Group AG           181,779     58,066,650       0.2%
                                                --------------       ---
TOTAL SWITZERLAND                                1,564,906,409       5.4%
                                                --------------       ---
UNITED KINGDOM -- (14.8%)
    3i Group P.L.C.                   2,400,080     30,980,601       0.1%
    4imprint Group P.L.C.                 4,002         94,720       0.0%
    888 Holdings P.L.C.               1,177,343      4,452,001       0.0%
    A.G. Barr P.L.C.                    428,488      4,115,992       0.0%
    AA P.L.C.                         1,487,708      2,780,924       0.0%
    Acacia Mining P.L.C.                783,012      1,544,788       0.0%
    Admiral Group P.L.C.                389,202     10,651,053       0.0%
    Aggreko P.L.C.                    1,122,498     11,289,611       0.0%
    Air Partner P.L.C.                   43,390         61,289       0.0%
#   Anglo American P.L.C.             3,796,420     89,326,915       0.3%
    Anglo Pacific Group P.L.C.          497,928      1,094,480       0.0%
    Anglo-Eastern Plantations P.L.C.      8,036         83,332       0.0%
    Antofagasta P.L.C.                  893,574     11,938,970       0.1%
    Arrow Global Group P.L.C.           772,897      3,930,137       0.0%
    Ascential P.L.C.                     20,467        118,222       0.0%
#   Ashmore Group P.L.C.              2,058,499     11,629,330       0.1%
    Ashtead Group P.L.C.              1,005,461     27,924,399       0.1%
    Associated British Foods P.L.C.     311,838     11,591,297       0.0%
    AstraZeneca P.L.C.                    5,511        385,783       0.0%
#   AstraZeneca P.L.C. Sponsored ADR  1,343,676     47,740,808       0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                   --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Auto Trader Group P.L.C.                       2,473,666 $ 12,019,842       0.1%
    AVEVA Group P.L.C.                               133,952    3,954,514       0.0%
    Aviva P.L.C.                                   6,964,597   50,602,456       0.2%
    Avon Rubber P.L.C.                                33,649      622,769       0.0%
    B&M European Value Retail SA                   3,423,530   19,078,089       0.1%
#   Babcock International Group P.L.C.             1,434,710   14,481,490       0.1%
    BAE Systems P.L.C.                             4,442,831   37,276,311       0.1%
    Balfour Beatty P.L.C.                          1,024,501    4,137,347       0.0%
    Barclays P.L.C.                                  477,219    1,360,599       0.0%
#   Barclays P.L.C. Sponsored ADR                  3,873,222   44,696,982       0.2%
    Barratt Developments P.L.C.                    2,457,493   18,844,190       0.1%
    BBA Aviation P.L.C.                            3,430,132   15,033,874       0.1%
    Beazley P.L.C.                                 2,867,837   23,293,493       0.1%
    Bellway P.L.C.                                   829,581   37,800,938       0.1%
    Berkeley Group Holdings P.L.C.                   510,995   28,607,526       0.1%
    BGEO Group P.L.C.                                120,349    5,753,143       0.0%
    BHP Billiton P.L.C.                            1,655,835   35,306,389       0.1%
#   BHP Billiton P.L.C. ADR                          721,817   30,561,732       0.1%
    Bloomsbury Publishing P.L.C.                      58,768      142,826       0.0%
    Bodycote P.L.C.                                1,124,960   13,850,368       0.1%
    Bovis Homes Group P.L.C.                         836,898   14,239,454       0.1%
    BP P.L.C.                                      3,023,442   22,458,000       0.1%
    BP P.L.C. Sponsored ADR                        4,304,042  191,917,233       0.7%
    Braemar Shipping Services P.L.C.                  41,681      149,577       0.0%
    Brewin Dolphin Holdings P.L.C.                 1,658,731    8,240,130       0.0%
    British American Tobacco P.L.C.                1,150,327   63,092,535       0.2%
#   British American Tobacco P.L.C. Sponsored ADR    379,512   20,728,945       0.1%
    Britvic P.L.C.                                 1,007,870    9,962,214       0.0%
    BT Group P.L.C.                                3,590,933   12,325,298       0.1%
#   BT Group P.L.C. Sponsored ADR                    272,564    4,701,729       0.0%
*   BTG P.L.C.                                       508,945    4,771,336       0.0%
    Bunzl P.L.C.                                     284,399    8,246,592       0.0%
    Burberry Group P.L.C.                            494,931   12,429,090       0.1%
*   Cairn Energy P.L.C.                            3,101,397    9,652,798       0.0%
    Cambian Group P.L.C.                             120,845      278,499       0.0%
#   Capita P.L.C.                                    834,068    2,193,584       0.0%
    Capital & Counties Properties P.L.C.           2,607,762   10,320,968       0.0%
*   Carclo P.L.C.                                     26,730       36,379       0.0%
    Card Factory P.L.C.                              443,079    1,409,511       0.0%
#   Carillion P.L.C.                               2,003,504      411,303       0.0%
    Carnival P.L.C.                                   18,870    1,226,462       0.0%
#   Carnival P.L.C. ADR                              128,398    8,300,931       0.0%
*   Carpetright P.L.C.                                 1,362          791       0.0%
    Carr's Group P.L.C.                               32,339       61,611       0.0%
    Castings P.L.C.                                   57,646      339,858       0.0%
    Centamin P.L.C.                                6,708,083   14,495,046       0.1%
    Centaur Media P.L.C.                              95,969       69,887       0.0%
    Centrica P.L.C.                                4,684,758    9,888,482       0.0%
    Charles Stanley Group P.L.C.                       6,583       31,017       0.0%
    Charles Taylor P.L.C.                             23,307       84,176       0.0%
    Chemring Group P.L.C.                            816,442    2,356,659       0.0%
    Chesnara P.L.C.                                  219,083    1,220,632       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                             ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Cineworld Group P.L.C.                    5,956,845 $21,265,980       0.1%
#*  Circassia Pharmaceuticals P.L.C.             43,921      54,414       0.0%
    Clarkson P.L.C.                              23,763     789,879       0.0%
    Clipper Logistics P.L.C.                     13,088      81,107       0.0%
    Close Brothers Group P.L.C.                 804,265  16,933,922       0.1%
    CLS Holdings P.L.C.                         113,890     391,444       0.0%
    CMC Markets P.L.C.                          721,910   1,883,165       0.0%
*   Cobham P.L.C.                            11,611,527  18,338,947       0.1%
    Coca-Cola HBC AG                            415,356  13,914,762       0.1%
    Communisis P.L.C.                           792,496     665,392       0.0%
    Compass Group P.L.C.                        751,110  16,113,377       0.1%
    Computacenter P.L.C.                        356,505   6,191,129       0.0%
    Connect Group P.L.C.                        338,316     281,156       0.0%
    Consort Medical P.L.C.                       93,365   1,539,325       0.0%
    Costain Group P.L.C.                        681,531   4,327,500       0.0%
    Countryside Properties P.L.C.                29,528     145,509       0.0%
#*  Countrywide P.L.C.                          187,478     278,843       0.0%
    Cranswick P.L.C.                            241,936   9,656,989       0.0%
    Crest Nicholson Holdings P.L.C.           1,354,241   9,080,241       0.0%
    Croda International P.L.C.                  296,556  18,141,074       0.1%
    CYBG P.L.C.                                  25,171     104,474       0.0%
    Daejan Holdings P.L.C.                        9,126     751,186       0.0%
    Daily Mail & General Trust P.L.C.           631,876   5,869,592       0.0%
#   Dairy Crest Group P.L.C.                    713,593   5,323,871       0.0%
    DCC P.L.C.                                  192,883  18,513,805       0.1%
    De La Rue P.L.C.                            375,640   2,752,807       0.0%
#   Debenhams P.L.C.                          4,592,504   1,461,420       0.0%
    Dechra Pharmaceuticals P.L.C.               203,797   7,654,702       0.0%
    Devro P.L.C.                                826,988   2,413,465       0.0%
    Diageo P.L.C.                               319,548  11,399,762       0.0%
#   Diageo P.L.C. Sponsored ADR                 204,369  29,012,223       0.1%
*   Dialight P.L.C.                              13,416      95,328       0.0%
    Dignity P.L.C.                              159,875   2,398,259       0.0%
    Diploma P.L.C.                              568,769   9,384,456       0.0%
    Direct Line Insurance Group P.L.C.        4,638,382  23,833,322       0.1%
    DiscoverIE Group P.L.C.                     133,195     770,211       0.0%
    Dixons Carphone P.L.C.                    2,946,715   8,216,612       0.0%
    Domino's Pizza Group P.L.C.               1,785,086   8,897,793       0.0%
    Drax Group P.L.C.                         1,735,807   7,516,348       0.0%
    DS Smith P.L.C.                           3,681,726  26,374,088       0.1%
    Dunelm Group P.L.C.                         330,774   2,566,001       0.0%
    Dyson Group P.L.C                             3,999         266       0.0%
    easyJet P.L.C.                              549,566  11,980,276       0.1%
*   EI Group P.L.C.                           3,086,428   5,468,566       0.0%
    Electrocomponents P.L.C.                  1,735,922  14,512,181       0.1%
    Elementis P.L.C.                          2,396,764   9,335,598       0.0%
*   EnQuest P.L.C.                            5,758,483   2,836,999       0.0%
    Entertainment One, Ltd.                     502,729   1,883,055       0.0%
    Equiniti Group P.L.C.                        68,332     257,752       0.0%
    Essentra P.L.C.                             760,954   4,618,113       0.0%
    esure Group P.L.C.                        1,683,460   5,212,317       0.0%
    Euromoney Institutional Investor P.L.C.      78,892   1,425,709       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Evraz P.L.C.                          1,461,075 $ 9,193,934       0.0%
    Experian P.L.C.                         686,452  15,728,104       0.1%
    FDM Group Holdings P.L.C.                10,156     142,255       0.0%
    Fenner P.L.C.                           627,651   5,243,271       0.0%
    Ferguson P.L.C.(BFNWV48)                250,972  19,211,164       0.1%
#   Ferguson P.L.C.(31502A105)               53,693     412,902       0.0%
    Ferrexpo P.L.C.                       2,081,512   6,739,285       0.0%
    Fidessa Group P.L.C.                    122,551   6,620,515       0.0%
*   Findel P.L.C.                            63,044     220,616       0.0%
*   Firstgroup P.L.C.                     4,584,507   7,112,087       0.0%
*   Flybe Group P.L.C.                      147,904      79,581       0.0%
    Forterra P.L.C.                         152,289     660,765       0.0%
    Foxtons Group P.L.C.                    193,407     206,543       0.0%
    Fresnillo P.L.C.                        249,267   4,375,135       0.0%
    Fuller Smith & Turner P.L.C. Class A     42,501     554,756       0.0%
*   Future P.L.C.                            24,077     147,634       0.0%
    G4S P.L.C.                            5,050,948  17,944,618       0.1%
    Galliford Try P.L.C.                    548,743   6,913,302       0.0%
    GAME Digital P.L.C.                      15,529       7,784       0.0%
    Games Workshop Group P.L.C.              56,003   1,867,624       0.0%
*   Gem Diamonds, Ltd.                      384,095     528,898       0.0%
    Genus P.L.C.                            152,544   5,275,555       0.0%
    GKN P.L.C.                            4,539,067  28,821,493       0.1%
    GlaxoSmithKline P.L.C.                  104,177   2,089,495       0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR    637,756  25,580,393       0.1%
    Glencore P.L.C.                       8,290,951  39,937,463       0.1%
    Go-Ahead Group P.L.C.                   223,904   5,953,636       0.0%
    Gocompare.Com Group P.L.C.              960,404   1,483,217       0.0%
    Goodwin P.L.C.                              442      10,793       0.0%
    Grafton Group P.L.C.                    497,546   5,154,002       0.0%
    Grainger P.L.C.                       1,697,742   7,311,595       0.0%
    Greencore Group P.L.C.                1,877,814   4,095,328       0.0%
#   Greene King P.L.C.                    1,453,552  10,920,425       0.0%
    Greggs P.L.C.                           731,249  12,224,364       0.1%
*   Gulf Keystone Petroleum, Ltd.           238,040     590,876       0.0%
*   Gulf Marine Services P.L.C.               2,822       1,391       0.0%
    GVC CVR                               3,826,563     570,527       0.0%
    GVC Holdings P.L.C.                   1,264,750  15,481,290       0.1%
    Gym Group P.L.C. (The)                   21,509      73,024       0.0%
    Halfords Group P.L.C.                 1,110,056   5,784,975       0.0%
    Halma P.L.C.                          1,396,475  23,431,448       0.1%
    Hargreaves Lansdown P.L.C.              305,977   7,501,500       0.0%
    Harvey Nash Group P.L.C.                 28,747      39,981       0.0%
    Hastings Group Holdings P.L.C.          382,339   1,449,253       0.0%
    Hays P.L.C.                           9,384,544  23,126,488       0.1%
    Headlam Group P.L.C.                    146,585     901,377       0.0%
    Helical P.L.C.                          493,410   2,553,843       0.0%
    Henry Boot P.L.C.                        54,535     214,838       0.0%
    Hikma Pharmaceuticals P.L.C.            314,409   5,543,800       0.0%
    Hill & Smith Holdings P.L.C.            413,280   7,541,945       0.0%
    Hilton Food Group P.L.C.                  4,765      58,071       0.0%
    Hiscox, Ltd.                          1,173,295  23,992,177       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Hochschild Mining P.L.C.                      1,590,159 $  4,599,536       0.0%
    Hogg Robinson Group P.L.C.                      159,073      258,425       0.0%
    HomeServe P.L.C.                              1,100,098   11,181,431       0.0%
    Howden Joinery Group P.L.C.                   2,338,982   15,308,543       0.1%
    HSBC Holdings P.L.C.                            972,806    9,685,234       0.0%
#   HSBC Holdings P.L.C. Sponsored ADR            3,553,561  178,601,976       0.6%
*   Hunting P.L.C.                                  778,107    8,599,146       0.0%
    Huntsworth P.L.C.                               320,870      440,175       0.0%
    Ibstock P.L.C.                                  932,717    3,813,281       0.0%
    IG Group Holdings P.L.C.                      2,054,147   23,455,261       0.1%
    IMI P.L.C.                                    1,433,633   21,487,316       0.1%
    Imperial Brands P.L.C.                          378,719   13,550,421       0.1%
    Imperial Brands P.L.C. Sponsored ADR             25,186      916,015       0.0%
    Inchcape P.L.C.                               2,739,685   27,370,432       0.1%
*   Indivior P.L.C.                               2,180,871   13,505,235       0.1%
    Informa P.L.C.                                  670,839    6,810,887       0.0%
    Inmarsat P.L.C.                               2,003,626   10,351,264       0.0%
    InterContinental Hotels Group P.L.C.            113,282    7,147,092       0.0%
#   InterContinental Hotels Group P.L.C. ADR         81,958    5,215,807       0.0%
    Intermediate Capital Group P.L.C.               666,994    9,938,167       0.0%
    International Consolidated Airlines Group SA  1,443,614   12,478,906       0.1%
    International Personal Finance P.L.C.           112,599      376,996       0.0%
#*  Interserve P.L.C.                               477,274      615,398       0.0%
    Intertek Group P.L.C.                           327,922   22,050,537       0.1%
    Investec P.L.C.                               2,027,717   16,040,801       0.1%
#*  IP Group P.L.C.                                 516,313      946,383       0.0%
    ITE Group P.L.C.                              1,036,781    2,177,592       0.0%
    ITV P.L.C.                                    5,235,813   10,892,437       0.0%
    IWG P.L.C.                                    4,190,260   14,233,679       0.1%
    J D Wetherspoon P.L.C.                          667,694   10,663,239       0.0%
    J Sainsbury P.L.C.                            5,283,819   22,420,116       0.1%
#*  Jackpotjoy P.L.C.                               165,873    1,870,311       0.0%
    James Fisher & Sons P.L.C.                      167,268    3,843,620       0.0%
    Jardine Lloyd Thompson Group P.L.C.             363,450    6,117,020       0.0%
    JD Sports Fashion P.L.C.                      1,375,324    7,377,674       0.0%
    John Laing Group P.L.C.                         170,791      663,568       0.0%
    John Menzies P.L.C.                             520,510    4,548,371       0.0%
    John Wood Group P.L.C.                        1,969,837   15,354,794       0.1%
    Johnson Matthey P.L.C.                          561,180   25,362,168       0.1%
    Jupiter Fund Management P.L.C.                3,051,695   19,084,258       0.1%
*   Just Eat P.L.C.                                 421,106    4,483,048       0.0%
    Just Group P.L.C.                               563,876    1,089,871       0.0%
    Kainos Group P.L.C.                               9,722       48,484       0.0%
*   KAZ Minerals P.L.C.                           1,516,312   19,158,573       0.1%
    KCOM Group P.L.C.                             2,226,645    3,088,531       0.0%
    Keller Group P.L.C.                             317,012    4,531,645       0.0%
    Kier Group P.L.C.                               240,916    3,554,958       0.0%
    Kingfisher P.L.C.                             3,808,703   15,883,929       0.1%
    Laird P.L.C.                                  1,897,566    5,125,443       0.0%
*   Lamprell P.L.C.                                 654,502      832,563       0.0%
    Lancashire Holdings, Ltd.                       772,668    6,332,130       0.0%
*   Laura Ashley Holdings P.L.C.                    224,765       13,083       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Legal & General Group P.L.C.          11,131,544 $41,228,297       0.2%
*   Liberty Global P.L.C. Class A            115,018   3,466,643       0.0%
#*  Liberty Global P.L.C. Class C            281,606   8,194,735       0.0%
    Lloyds Banking Group P.L.C.           62,991,647  55,870,241       0.2%
#   Lloyds Banking Group P.L.C. ADR        1,209,083   4,316,426       0.0%
    London Stock Exchange Group P.L.C.       342,457  20,235,068       0.1%
#*  Lonmin P.L.C.                            629,053     508,633       0.0%
    Lookers P.L.C.                         1,252,686   1,740,240       0.0%
    Low & Bonar P.L.C.                       135,064     102,926       0.0%
    LSL Property Services P.L.C.              33,632     114,626       0.0%
    Man Group P.L.C.                       5,300,271  13,164,016       0.1%
*   Management Consulting Group P.L.C.       265,588      13,962       0.0%
    Marks & Spencer Group P.L.C.           7,922,225  31,324,808       0.1%
    Marshalls P.L.C.                       1,112,187   6,533,109       0.0%
    Marston's P.L.C.                       4,071,992   6,028,477       0.0%
    McBride P.L.C.(BFX1KB5)               12,576,630      17,314       0.0%
    McBride P.L.C.(0574635)                  838,442   1,740,241       0.0%
    McCarthy & Stone P.L.C.                  294,760     549,579       0.0%
    McColl's Retail Group P.L.C.               8,030      26,106       0.0%
    Mears Group P.L.C.                       621,761   2,815,411       0.0%
#   Mediclinic International P.L.C.          240,202   2,210,289       0.0%
    Meggitt P.L.C.                         3,071,014  19,895,110       0.1%
    Melrose Industries P.L.C.              6,820,745  21,387,452       0.1%
    Merlin Entertainments P.L.C.           1,781,057   9,009,859       0.0%
    Micro Focus International P.L.C.         576,528   9,941,134       0.0%
    Millennium & Copthorne Hotels P.L.C.     449,339   3,540,186       0.0%
    Mitchells & Butlers P.L.C.             1,009,146   3,912,354       0.0%
    Mitie Group P.L.C.                     1,861,879   4,691,438       0.0%
    MJ Gleeson P.L.C.                         21,907     220,666       0.0%
    Mondi P.L.C.                             690,162  19,212,084       0.1%
    Moneysupermarket.com Group P.L.C.      2,088,468   8,602,277       0.0%
    Morgan Advanced Materials P.L.C.       1,203,763   5,689,191       0.0%
    Morgan Sindall Group P.L.C.               90,094   1,552,328       0.0%
#*  Mothercare P.L.C.                        426,173     106,667       0.0%
    Motorpoint group P.L.C.                   27,507      97,724       0.0%
    N Brown Group P.L.C.                     586,343   1,648,694       0.0%
    National Express Group P.L.C.          1,883,082  10,161,804       0.0%
    National Grid P.L.C.                      13,254     153,349       0.0%
#   National Grid P.L.C. Sponsored ADR       191,848  11,161,728       0.0%
    NCC Group P.L.C.                         129,231     347,676       0.0%
*   New World Resources P.L.C. Class A        46,188          29       0.0%
    NEX Group P.L.C.                       1,144,099  15,525,475       0.1%
    Next P.L.C.                              166,914  12,057,239       0.1%
    NMC Health P.L.C.                         22,572   1,102,937       0.0%
    Norcros P.L.C.                             9,631      25,010       0.0%
    Northgate P.L.C.                         766,097   3,911,233       0.0%
*   Nostrum Oil & Gas P.L.C.                  26,519     108,745       0.0%
#*  Ocado Group P.L.C.                     1,694,535  12,525,492       0.1%
    Old Mutual P.L.C.                     11,245,555  38,741,696       0.1%
    On the Beach Group P.L.C.                266,849   2,240,706       0.0%
    OneSavings Bank P.L.C.                   638,754   3,471,599       0.0%
*   Ophir Energy P.L.C.                    3,067,442   2,542,842       0.0%
    Oxford Instruments P.L.C.                155,887   1,954,041       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                         SHARES      VALUE++    OF NET ASSETS**
                                                       ----------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Pagegroup P.L.C.                                     1,751,898 $ 12,930,060       0.1%
    Paragon Banking Group P.L.C.                           816,497    5,853,681       0.0%
    PayPoint P.L.C.                                        124,972    1,471,475       0.0%
#   Pearson P.L.C.                                       1,249,912   14,329,776       0.1%
#   Pearson P.L.C. Sponsored ADR                           614,932    7,022,523       0.0%
    Pendragon P.L.C.                                     2,632,877    1,048,613       0.0%
    Pennon Group P.L.C.                                  1,254,398   11,918,310       0.1%
    Persimmon P.L.C.                                       858,661   32,075,633       0.1%
#*  Petra Diamonds, Ltd.                                 2,580,417    2,424,674       0.0%
    Petrofac, Ltd.                                       1,412,764   11,724,040       0.1%
*   Petropavlovsk P.L.C.                                 6,299,016      598,670       0.0%
    Pets at Home Group P.L.C.                              611,888    1,285,383       0.0%
    Phoenix Group Holdings                                 996,866   10,768,309       0.0%
    Photo-Me International P.L.C.                        1,374,741    3,014,422       0.0%
    Playtech P.L.C.                                      1,530,061   17,066,455       0.1%
    Polypipe Group P.L.C.                                  906,344    4,763,498       0.0%
*   Premier Foods P.L.C.                                 3,810,309    1,956,392       0.0%
*   Premier Oil P.L.C.                                   3,535,958    4,583,156       0.0%
    Provident Financial P.L.C.                             615,320    5,622,926       0.0%
#   Prudential P.L.C. ADR                                  528,759   27,135,912       0.1%
    PZ Cussons P.L.C.                                      821,773    2,782,094       0.0%
    QinetiQ Group P.L.C.                                 3,609,493   11,410,480       0.0%
    Randgold Resources, Ltd.                                42,799    3,470,294       0.0%
    Rank Group P.L.C.                                      433,300    1,043,650       0.0%
    Rathbone Brothers P.L.C.                                72,797    2,345,212       0.0%
*   Raven Russia, Ltd.                                     279,213      174,735       0.0%
*   REA Holdings P.L.C.                                     11,911       47,580       0.0%
    Reckitt Benckiser Group P.L.C.                         231,357   18,149,489       0.1%
    Redrow P.L.C.                                        1,720,910   14,829,246       0.1%
    RELX P.L.C.                                            366,955    7,842,926       0.0%
    RELX P.L.C. Sponsored ADR                              184,656    3,992,261       0.0%
    Renewi P.L.C.                                        2,241,622    2,216,008       0.0%
    Renishaw P.L.C.                                        137,742    8,916,957       0.0%
    Rentokil Initial P.L.C.                              4,236,301   17,872,603       0.1%
#   Restaurant Group P.L.C. (The)                          569,601    2,379,041       0.0%
*   Rhi Magnesita NV                                        59,806    3,573,456       0.0%
    Ricardo P.L.C.                                          90,127    1,176,357       0.0%
    Rightmove P.L.C.                                       279,964   17,557,724       0.1%
    Rio Tinto P.L.C.                                       109,785    5,983,929       0.0%
#   Rio Tinto P.L.C. Sponsored ADR                       1,670,448   91,791,118       0.3%
    RM P.L.C.                                               32,105       91,568       0.0%
    Robert Walters P.L.C.                                  115,419    1,142,124       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                 3,297,979   38,088,846       0.1%
    Rolls-Royce Holdings P.L.C.(BFZWWZ4)               234,156,509      322,363       0.0%
    Rotork P.L.C.                                        4,592,209   20,710,033       0.1%
*   Royal Bank of Scotland Group P.L.C.                    674,985    2,499,601       0.0%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR    1,330,909    9,955,199       0.0%
    Royal Dutch Shell P.L.C. Class A                     1,370,292   47,674,092       0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A      1,546,368  108,091,123       0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B      1,716,768  124,328,339       0.4%
    Royal Mail P.L.C.                                    2,563,588   20,444,499       0.1%
    RPC Group P.L.C.                                     1,894,045   20,552,036       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    RPS Group P.L.C.                        589,650 $ 2,100,713       0.0%
    RSA Insurance Group P.L.C.            2,554,941  23,053,160       0.1%
    S&U P.L.C.                                2,442      85,051       0.0%
    Saga P.L.C.                             579,137   1,079,823       0.0%
    Sage Group P.L.C. (The)               1,633,182  14,204,860       0.1%
    Savills P.L.C.                          849,461  11,444,301       0.0%
    Schroders P.L.C.(0239581)                57,030   1,845,295       0.0%
    Schroders P.L.C.(0240549)               140,497   6,356,158       0.0%
    SDL P.L.C.                              155,762     835,257       0.0%
    Senior P.L.C.                         1,962,332   7,962,739       0.0%
*   Serco Group P.L.C.                    1,389,499   1,836,185       0.0%
    Severfield P.L.C.                       408,073     444,270       0.0%
    Severn Trent P.L.C.                     411,155  10,948,138       0.0%
    Shire P.L.C.(B2QKY05)                   386,654  20,589,272       0.1%
    Shire P.L.C.(B39JBM7)                    27,906   4,449,054       0.0%
    SIG P.L.C.                            2,774,844   5,424,594       0.0%
    Sky P.L.C.                              692,472  13,138,641       0.1%
    Sky P.L.C. Sponsored ADR                  3,066     231,820       0.0%
    Smith & Nephew P.L.C.                   726,460  13,912,460       0.1%
#   Smith & Nephew P.L.C. Sponsored ADR     114,228   4,440,023       0.0%
    Smiths Group P.L.C.                   1,264,707  27,711,304       0.1%
    Soco International P.L.C.               886,348   1,282,484       0.0%
    Softcat P.L.C.                          171,708   1,612,915       0.0%
    Spectris P.L.C.                         526,898  19,440,977       0.1%
    Speedy Hire P.L.C.                    1,082,917     801,151       0.0%
    Spirax-Sarco Engineering P.L.C.         210,354  16,674,690       0.1%
    Spire Healthcare Group P.L.C.           233,657     730,905       0.0%
    Spirent Communications P.L.C.         1,895,400   3,111,245       0.0%
    Sportech P.L.C.                          87,812      75,522       0.0%
*   Sports Direct International P.L.C.    1,103,646   6,111,755       0.0%
    SSE P.L.C.                            2,169,737  41,178,539       0.2%
    SSP Group P.L.C.                      1,352,724  12,104,928       0.1%
    St James's Place P.L.C.               1,305,077  20,329,532       0.1%
    St. Ives P.L.C.                         154,446     182,976       0.0%
    St. Modwen Properties P.L.C.            912,999   5,154,534       0.0%
    Stagecoach Group P.L.C.               1,843,159   3,936,465       0.0%
    Standard Chartered P.L.C.             3,104,724  32,612,102       0.1%
    Standard Life Aberdeen P.L.C.         4,483,648  22,430,304       0.1%
    Sthree P.L.C.                           196,520     875,021       0.0%
    Stobart Group, Ltd.                     261,265     879,603       0.0%
    Stock Spirits Group P.L.C.               51,296     175,320       0.0%
    STV Group P.L.C.                         57,501     260,809       0.0%
    Superdry P.L.C.                         393,712   8,133,888       0.0%
    Synthomer P.L.C.                      1,648,682  11,191,157       0.0%
    T Clarke P.L.C.                          26,802      30,298       0.0%
#   TalkTalk Telecom Group P.L.C.         1,643,410   2,898,832       0.0%
    Tarsus Group P.L.C.                       4,986      20,047       0.0%
    Tate & Lyle P.L.C.                    2,725,196  21,523,036       0.1%
    Taylor Wimpey P.L.C.                 12,908,348  33,994,586       0.1%
    Ted Baker P.L.C.                         97,727   3,580,376       0.0%
    Telecom Plus P.L.C.                     287,737   4,260,377       0.0%
#   Tesco P.L.C.                         23,595,438  76,424,108       0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                           SHARES       VALUE++     OF NET ASSETS**
                                         ---------- --------------- ---------------
UNITED KINGDOM -- (Continued)
    Thomas Cook Group P.L.C.              8,930,241 $    15,166,933       0.1%
    Topps Tiles P.L.C.                      430,060         411,217       0.0%
    TP ICAP P.L.C.                        1,548,994      10,034,105       0.0%
    Travis Perkins P.L.C.                   945,027      16,456,443       0.1%
    Trifast P.L.C.                           95,821         342,935       0.0%
    Trinity Mirror P.L.C.                 1,386,993       1,623,021       0.0%
    TT Electronics P.L.C.                   397,001       1,219,564       0.0%
    TUI AG(5666292)                         561,525      12,695,979       0.1%
    TUI AG(B11LJN4)                         340,866       7,708,313       0.0%
*   Tullow Oil P.L.C.                     7,019,944      21,968,716       0.1%
    Tyman P.L.C.                              2,976          12,907       0.0%
    U & I Group P.L.C.                      436,618       1,315,602       0.0%
    UBM P.L.C.                              683,314       9,097,305       0.0%
#   UDG Healthcare P.L.C.                   616,585       7,746,710       0.0%
    Ultra Electronics Holdings P.L.C.       487,734       9,439,659       0.0%
    Unilever P.L.C.                          63,007       3,534,190       0.0%
    Unilever P.L.C. Sponsored ADR           301,419      16,870,421       0.1%
    United Utilities Group P.L.C.           610,655       6,227,071       0.0%
    Urban & Civic P.L.C.                      3,090          13,515       0.0%
*   Vectura Group P.L.C.                  2,557,675       2,852,145       0.0%
    Vedanta Resources P.L.C.                290,790       2,910,189       0.0%
    Vesuvius P.L.C.                         844,064       6,816,522       0.0%
    Victrex P.L.C.                          487,526      17,553,642       0.1%
    Virgin Money Holdings UK P.L.C.       1,315,062       5,029,362       0.0%
    Vitec Group P.L.C. (The)                 27,159         445,046       0.0%
    Vodafone Group P.L.C.                31,621,343      92,277,727       0.3%
#   Vodafone Group P.L.C. Sponsored ADR   1,906,729      56,076,892       0.2%
*   Volex P.L.C.                             24,880          26,039       0.0%
    Volution Group P.L.C.                     9,037          24,496       0.0%
    Vp P.L.C.                                14,661         180,185       0.0%
    Weir Group P.L.C. (The)                 184,149       5,388,530       0.0%
    WH Smith P.L.C.                         417,753      11,197,112       0.0%
    Whitbread P.L.C.                        207,751      12,223,473       0.1%
    William Hill P.L.C.                   4,295,198      17,275,989       0.1%
    Wilmington P.L.C.                       145,598         496,568       0.0%
    Wincanton P.L.C.                        234,123         767,725       0.0%
*   Wizz Air Holdings P.L.C.                  2,007          88,129       0.0%
    WM Morrison Supermarkets P.L.C.       7,319,832      24,412,833       0.1%
    WPP P.L.C.                              613,093      10,520,750       0.0%
#   WPP P.L.C. Sponsored ADR                130,599      11,181,886       0.0%
    Xaar P.L.C.                             121,852         593,467       0.0%
    XP Power, Ltd.                            8,566         411,746       0.0%
    ZPG P.L.C.                              316,209       1,558,896       0.0%
                                                    ---------------      ----
TOTAL UNITED KINGDOM                                  4,643,930,433      16.0%
                                                    ---------------      ----
TOTAL COMMON STOCKS                                  28,399,060,765      97.9%
                                                    ---------------      ----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
    Bayerische Motoren Werke AG             101,698       9,818,778       0.0%
    Biotest AG                               46,560       1,483,213       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                       --------- ------------ ---------------
GERMANY -- (Continued)
    Draegerwerk AG & Co. KGaA                                             29,592 $  2,177,097       0.0%
    Fuchs Petrolub SE                                                    145,399    7,807,199       0.0%
    Henkel AG & Co. KGaA                                                  36,102    4,588,013       0.0%
    Jungheinrich AG                                                      310,115   13,078,179       0.1%
    Porsche Automobil Holding SE                                         272,528   23,156,453       0.1%
    Sartorius AG                                                          65,389   10,043,802       0.1%
    Schaeffler AG                                                        364,270    5,637,670       0.0%
    Sixt SE                                                               77,458    6,329,615       0.0%
    STO SE & Co. KGaA                                                      4,058      540,916       0.0%
    Villeroy & Boch AG                                                    52,822    1,179,642       0.0%
    Volkswagen AG                                                        399,360   82,361,934       0.3%
                                                                                 ------------       ---
TOTAL GERMANY                                                                     168,202,511       0.6%
                                                                                 ------------       ---
TOTAL PREFERRED STOCKS                                                            168,202,511       0.6%
                                                                                 ------------       ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                                          29,444           --       0.0%
                                                                                 ------------       ---
FRANCE -- (0.0%)
*   Maurel et prom Rights 12/31/00                                       595,343           --       0.0%
                                                                                 ------------       ---
HONG KONG -- (0.0%)
*   International Standard Resources Holdings, Ltd. Warrants 05/10/18  1,752,750        2,233       0.0%
                                                                                 ------------       ---
NETHERLANDS -- (0.0%)
*   Fletcher Building, Ltd. Rights 05/18/18                               21,109           --       0.0%
                                                                                 ------------       ---
NEW ZEALAND -- (0.0%)
*   Fletcher Building, Ltd. Rights 05/18/18                              277,614           --       0.0%
                                                                                 ------------       ---
NORWAY -- (0.0%)
*   Solon Eiendom ASA Rights 06/08/18                                        270          125       0.0%
                                                                                 ------------       ---
SINGAPORE -- (0.0%)
*   Ezion Holdings, Ltd. Warrants 04/16/23                             4,778,909           --       0.0%
*   Thomson Medical Group, Ltd. Warrants 04/24/19                      3,423,800       15,492       0.0%
                                                                                 ------------       ---
TOTAL SINGAPORE                                                                        15,492       0.0%
                                                                                 ------------       ---
SPAIN -- (0.0%)
*   Quabit Inmobiliaria SA Rights 05/11/18                               247,913       13,772       0.0%
                                                                                 ------------       ---
UNITED STATES -- (0.0%)
*   QLT, Inc. Warrants 11/23/17                                           59,679           --       0.0%
*   QLT, Inc. Warrants 11/23/17 Class A                                   59,679           --       0.0%
                                                                                 ------------       ---
TOTAL UNITED STATES                                                                        --       0.0%
                                                                                 ------------       ---
TOTAL RIGHTS/WARRANTS                                                                  31,622       0.0%
                                                                                 ------------       ---
BONDS -- (0.0%)
CAYMAN ISLANDS -- (0.0%)
    Transocean, Inc.                                                          --           --       0.0%
                                                                                 ------------       ---

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                         SHARES        VALUE++     OF NET ASSETS**
                                                       ----------- --------------- ---------------
TOTAL INVESTMENT SECURITIES                                         28,567,294,898
                                                                   ---------------

                                                                       VALUE+
                                                                   ---------------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund                   233,241,383 $ 2,698,602,797        9.3%
                                                                   ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $25,935,076,285)               $31,265,897,695      107.8%
                                                                   ===============      =====

At April 30, 2018, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index    1,860    06/15/18  $251,813,603 $246,171,000  $(5,642,603)
                                             ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                      $251,813,603 $246,171,000  $(5,642,603)
                                             ============ ============  ===========

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               --------------  --------------- ------- ---------------
Common Stocks
   Australia                   $   43,684,275  $ 1,634,236,920   --    $ 1,677,921,195
   Austria                             79,464      187,030,691   --        187,110,155
   Belgium                         13,348,409      369,594,124   --        382,942,533
   Canada                       2,373,124,353            3,671   --      2,373,128,024
   Denmark                         27,942,584      444,092,531   --        472,035,115
   Finland                          5,427,655      538,238,592   --        543,666,247
   France                          77,443,747    2,104,977,045   --      2,182,420,792
   Germany                         82,198,856    2,010,069,609   --      2,092,268,465
   Hong Kong                        1,549,313      797,676,004   --        799,225,317
   Ireland                         21,398,846      133,075,197   --        154,474,043
   Israel                          24,667,932      156,513,413   --        181,181,345
   Italy                           21,576,510      954,661,846   --        976,238,356
   Japan                          127,232,257    6,987,122,535   --      7,114,354,792
   Netherlands                    123,512,065      696,039,197   --        819,551,262
   New Zealand                        145,245      118,859,590   --        119,004,835
   Norway                          17,906,825      247,719,060   --        265,625,885
   Portugal                           267,194       73,116,159   --         73,383,353
   Singapore                           68,509      315,452,708   --        315,521,217
   Spain                           28,194,894      680,827,717   --        709,022,611
   Sweden                           3,984,792      747,163,589   --        751,148,381
   Switzerland                    110,881,642    1,454,024,767   --      1,564,906,409
   United Kingdom               1,081,111,093    3,562,819,340   --      4,643,930,433
Preferred Stocks
   Germany                                 --      168,202,511   --        168,202,511
Rights/Warrants
   Hong Kong                               --            2,233   --              2,233
   Norway                                  --              125   --                125
   Singapore                               --           15,492   --             15,492
   Spain                                   --           13,772   --             13,772
Securities Lending Collateral              --    2,698,602,797   --      2,698,602,797
Futures Contracts**                (5,642,603)              --   --         (5,642,603)
                               --------------  ---------------   --    ---------------
TOTAL                          $4,180,103,857  $27,080,151,235   --    $31,260,255,092
                               ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                 ---------- -------------- ---------------
COMMON STOCKS -- (94.1%)
AUSTRALIA -- (16.7%)
    Abacus Property Group                         4,529,153 $   12,288,656       0.2%
    ALE Property Group                            1,246,725      4,926,986       0.1%
    Arena REIT                                      638,941      1,069,364       0.0%
    Aspen Group                                     904,156        653,244       0.0%
*   Astro Japan Property Group                      462,047         17,393       0.0%
    Australian Unity Office Fund                     32,641         56,028       0.0%
    BWP Trust                                     7,132,095     16,762,952       0.3%
#   Carindale Property Trust                        126,499        718,034       0.0%
    Centuria Industrial REIT                      1,299,871      2,453,392       0.0%
    Centuria Metropolitan REIT                      265,702        465,231       0.0%
    Charter Hall Group                            6,519,414     28,853,602       0.5%
    Charter Hall Long Wale REIT                     245,402        753,356       0.0%
    Charter Hall Retail REIT                      5,101,884     15,119,193       0.3%
    Cromwell Property Group                      18,547,954     15,096,697       0.3%
    Dexus Property Group                         12,740,966     90,607,946       1.6%
    Folkestone Education Trust                    2,309,159      4,966,250       0.1%
    Garda Diversified Property Fund                  30,628         26,738       0.0%
    GDI Property Group                            1,738,320      1,634,004       0.0%
    Goodman Group                                23,286,809    158,432,599       2.7%
#   Growthpoint Properties Australia, Ltd.        2,183,100      5,636,149       0.1%
#   Hotel Property Investments                      614,090      1,419,058       0.0%
    Industria REIT                                  206,451        393,489       0.0%
    Ingenia Communities Group                     2,212,701      4,433,951       0.1%
    Investa Office Fund                           7,738,319     25,489,551       0.4%
    Mirvac Group                                 26,223,393     44,007,554       0.8%
#*  New South Resources, Ltd.                     6,432,374      7,722,765       0.1%
    Scentre Group                                66,397,764    200,687,918       3.5%
    Shopping Centres Australasia Property Group  10,683,154     19,079,198       0.3%
    Stockland                                    30,823,367     95,811,604       1.7%
    Vicinity Centres                             41,773,566     76,486,309       1.3%
    Westfield Corp.                              25,068,383    173,226,976       3.0%
                                                            --------------      ----
TOTAL AUSTRALIA                                              1,009,296,187      17.4%
                                                            --------------      ----
BELGIUM -- (2.0%)
    Aedifica SA                                     208,976     18,949,977       0.3%
    Ascencio                                          2,869        174,605       0.0%
    Befimmo SA                                      318,449     20,679,069       0.4%
#   Care Property Invest                             26,013        589,129       0.0%
    Cofinimmo SA                                    274,020     36,375,170       0.6%
    Intervest Offices & Warehouses NV               147,966      4,250,329       0.1%
    Leasinvest Real Estate SCA                       19,723      2,329,478       0.0%
    Montea SCA                                       20,199      1,085,038       0.0%
#   Retail Estates NV                                72,278      6,348,158       0.1%
    Warehouses De Pauw CVA                          232,940     28,651,048       0.5%
    Wereldhave Belgium NV                            22,655      2,612,841       0.1%
                                                            --------------      ----
TOTAL BELGIUM                                                  122,044,842       2.1%
                                                            --------------      ----
CANADA -- (4.9%)
#   Agellan Commercial REIT                         167,452      1,442,439       0.0%
    Allied Properties REIT                          610,612     19,726,770       0.3%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
CANADA -- (Continued)
#   Artis REIT                                 1,021,497 $ 10,652,942       0.2%
#   Boardwalk REIT                               305,177   10,959,704       0.2%
#   BTB REIT                                     378,055    1,357,400       0.0%
#   Canadian Apartment Properties REIT           858,900   24,777,955       0.4%
    Canadian REIT                                517,949   20,371,840       0.4%
#   Choice Properties REIT                       260,800    2,321,698       0.0%
#   Cominar REIT                               1,251,105   12,209,467       0.2%
#   Crombie REIT                                 601,422    5,822,404       0.1%
#   CT REIT                                       62,535      638,038       0.0%
#   Dream Global REIT                          1,321,237   14,087,569       0.3%
    Dream Industrial REIT                        452,245    3,546,951       0.1%
    Dream Office REIT                            568,064   10,521,097       0.2%
    Granite REIT                                 321,807   12,659,739       0.2%
#   H&R REIT                                   1,848,017   29,678,816       0.5%
    Inovalis REIT                                 46,000      367,226       0.0%
    InterRent REIT                               565,896    4,433,906       0.1%
#   Killam Apartment REIT                        650,475    7,183,874       0.1%
    Morguard North American Residential REIT     245,186    2,662,014       0.1%
    Morguard REIT                                393,884    4,083,178       0.1%
    Northview Apartment REIT                     440,324    8,748,522       0.2%
    NorthWest Healthcare Properties REIT         808,552    7,053,065       0.1%
    Partners REIT                                175,751      410,649       0.0%
    Plaza Retail REIT                            229,136      744,185       0.0%
    Pure Industrial Real Estate Trust          2,218,045   13,958,334       0.3%
#   RioCan REIT                                1,965,677   35,747,932       0.6%
#   Slate Office REIT                            448,500    2,619,845       0.1%
#*  Slate Retail REIT                            175,809    1,692,433       0.0%
#   SmartCentres REIT                            872,325   19,566,930       0.3%
    Summit Industrial Income REIT                295,897    1,915,109       0.0%
    True North Commercial REIT                   204,922    1,043,802       0.0%
    WPT Industrial REIT                          107,880    1,394,888       0.0%
                                                         ------------       ---
TOTAL CANADA                                              294,400,721       5.1%
                                                         ------------       ---
CHINA -- (0.2%)
    Spring REIT                                5,533,000    2,298,164       0.1%
    Yuexiu REIT                               18,273,000   12,197,498       0.2%
                                                         ------------       ---
TOTAL CHINA                                                14,495,662       0.3%
                                                         ------------       ---
FRANCE -- (10.7%)
    Acanthe Developpement SA                     206,670      158,701       0.0%
    Affine SA                                     79,839    1,686,822       0.0%
    Altarea SCA                                   15,784    4,022,434       0.1%
    Argan SA                                      10,043      521,632       0.0%
    Carmila SA                                     8,105      245,905       0.0%
    Cegereal SA                                   15,742      988,061       0.0%
    Fonciere Des Regions                         450,998   50,438,971       0.9%
    Gecina SA                                    577,669  100,139,077       1.7%
    ICADE                                        466,762   46,384,208       0.8%
#   Klepierre SA                               2,896,190  118,537,464       2.0%
#   Mercialys SA                                 839,555   16,066,040       0.3%
    Terreis                                        1,792       91,578       0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                               ---------- ------------ ---------------
FRANCE -- (Continued)
    Unibail-Rodamco SE(B1YY4B3)                   978,160 $234,826,670       4.1%
    Unibail-Rodamco SE(7076242)                   293,585   70,516,643       1.2%
                                                          ------------      ----
TOTAL FRANCE                                               644,624,206      11.1%
                                                          ------------      ----
GERMANY -- (2.2%)
    Alstria Office REIT-AG                      2,109,189   31,731,047       0.5%
    GPT Group (The)                            24,107,185   87,415,302       1.5%
    Hamborner REIT AG                           1,338,640   15,019,082       0.3%
                                                          ------------      ----
TOTAL GERMANY                                              134,165,431       2.3%
                                                          ------------      ----
GREECE -- (0.0%)
    Grivalia Properties REIC AE                    96,660    1,061,526       0.0%
                                                          ------------      ----
HONG KONG -- (4.9%)
    Champion REIT                              27,535,012   19,452,570       0.3%
#   Fortune REIT                               17,646,000   20,895,109       0.4%
    Link REIT                                  26,860,905  237,399,958       4.1%
#   Prosperity REIT                            16,159,000    6,663,948       0.1%
    Regal REIT                                  9,328,000    2,884,805       0.0%
    Sunlight REIT                              13,003,000    8,799,628       0.2%
                                                          ------------      ----
TOTAL HONG KONG                                            296,096,018       5.1%
                                                          ------------      ----
IRELAND -- (0.3%)
    Green REIT P.L.C.                           3,386,762    6,205,587       0.1%
    Hibernia REIT P.L.C.                        3,390,198    6,070,721       0.1%
    Irish Residential Properties REIT P.L.C.    1,738,891    2,854,925       0.1%
                                                          ------------      ----
TOTAL IRELAND                                               15,131,233       0.3%
                                                          ------------      ----
ITALY -- (0.4%)
*   Aedes SIIQ SpA                                613,196      275,559       0.0%
#   Beni Stabili SpA SIIQ                      15,799,212   14,961,085       0.3%
    COIMA RES SpA                                  14,478      149,207       0.0%
#   Immobiliare Grande Distribuzione SIIQ SpA     928,557    8,687,028       0.1%
                                                          ------------      ----
TOTAL ITALY                                                 24,072,879       0.4%
                                                          ------------      ----
JAPAN -- (20.1%)
    Activia Properties, Inc.                        7,073   31,342,643       0.5%
    Advance Residence Investment Corp.             16,863   43,443,640       0.8%
    AEON REIT Investment Corp.                     14,582   15,139,472       0.3%
    Comforia Residential REIT, Inc.                 6,391   14,677,117       0.3%
#   Daiwa House REIT Investment Corp.              18,683   44,541,933       0.8%
    Daiwa Office Investment Corp.                   4,228   25,019,912       0.4%
    Frontier Real Estate Investment Corp.           6,254   25,782,191       0.4%
#   Fukuoka REIT Corp.                              9,262   14,356,382       0.3%
#   Global One Real Estate Investment Corp.        12,984   12,996,038       0.2%
    GLP J-Reit                                     30,929   33,247,621       0.6%
    Hankyu Reit, Inc.                               7,444    9,503,944       0.2%
    Health Care & Medical Investment Corp.            178      172,748       0.0%
#   Heiwa Real Estate REIT, Inc.                   13,577   12,990,151       0.2%
#   Hoshino Resorts REIT, Inc.                      1,529    7,524,235       0.1%
    Hulic Reit, Inc.                                5,311    8,197,146       0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                       ---------- -------------- ---------------
JAPAN -- (Continued)
#   Ichigo Office REIT Investment                          18,213 $   13,510,309       0.2%
    Industrial & Infrastructure Fund Investment Corp.      19,682     21,789,487       0.4%
#   Invesco Office J-Reit, Inc.                            56,337      7,118,663       0.1%
#   Invincible Investment Corp.                            55,736     24,880,097       0.4%
    Japan Excellent, Inc.                                  17,080     22,207,993       0.4%
    Japan Hotel REIT Investment Corp.                      51,518     38,979,170       0.7%
    Japan Logistics Fund, Inc.                             12,657     25,661,585       0.4%
    Japan Prime Realty Investment Corp.                    10,800     39,169,297       0.7%
    Japan Real Estate Investment Corp.                     15,302     79,277,510       1.4%
#   Japan Rental Housing Investments, Inc.                 23,733     18,460,580       0.3%
    Japan Retail Fund Investment Corp.                     33,214     62,269,492       1.1%
#   Kenedix Office Investment Corp.                         5,790     35,517,805       0.6%
    Kenedix Residential Investment Corp.                   10,822     15,969,048       0.3%
#   Kenedix Retail REIT Corp.                               5,705     12,075,529       0.2%
    LaSalle Logiport REIT                                   3,913      4,018,006       0.1%
    Marimo Regional Revitalization REIT, Inc.                 506        536,606       0.0%
    MCUBS MidCity Investment Corp.                         20,780     15,677,724       0.3%
    Mitsui Fudosan Logistics Park, Inc.                       283        911,416       0.0%
    Mori Hills REIT Investment Corp.                       21,833     28,073,739       0.5%
    Mori Trust Sogo Reit, Inc.                             14,585     21,758,041       0.4%
    Nippon Accommodations Fund, Inc.                        6,170     27,601,151       0.5%
    Nippon Building Fund, Inc.                             16,810     94,456,949       1.6%
    Nippon Healthcare Investment Corp.                        151        242,930       0.0%
    Nippon Prologis REIT, Inc.                             21,927     46,212,536       0.8%
    NIPPON REIT Investment Corp.                            3,784     11,490,710       0.2%
    Nomura Real Estate Master Fund, Inc.                   46,705     65,286,730       1.1%
    One REIT, Inc.                                          1,780      4,059,090       0.1%
    Ooedo Onsen Reit Investment Corp.                         597        489,162       0.0%
    Orix JREIT, Inc.                                       32,087     48,910,756       0.8%
#   Premier Investment Corp.                               19,730     19,315,883       0.3%
#   Sekisui House REIT, Inc.                               18,582     11,963,919       0.2%
#*  Sekisui House SI Residential Investment Corp.          16,084     16,920,421       0.3%
    Star Asia Investment Corp.                              1,832      1,765,640       0.0%
#   Starts Proceed Investment Corp.                         3,452      5,081,470       0.1%
    Tokyu REIT, Inc.                                       13,424     18,082,650       0.3%
    United Urban Investment Corp.                          38,320     58,857,200       1.0%
                                                                  --------------      ----
TOTAL JAPAN                                                        1,217,534,467      21.0%
                                                                  --------------      ----
MALAYSIA -- (0.5%)
    Amanahraya REIT                                       294,900         63,002       0.0%
    AmFirst REIT                                        1,788,940        273,313       0.0%
    Axis REIT                                           6,537,763      2,294,176       0.1%
#   Capitaland Malaysia Mall Trust                     12,941,400      3,753,425       0.1%
    Hektar REIT                                           144,626         44,978       0.0%
    IGB REIT                                           15,656,500      6,350,944       0.1%
#   KLCCP Stapled Group                                 3,359,000      6,641,224       0.1%
    MRCB-Quill REIT                                     1,947,800        550,900       0.0%
    Pavilion REIT                                       2,032,200        774,300       0.0%
    Sunway REIT                                        16,817,000      6,894,499       0.1%
    Tower REIT                                            434,900        109,615       0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                          ---------- ------------ ---------------
MALAYSIA -- (Continued)
    YTL Hospitality REIT                                   5,455,300 $  1,571,729       0.0%
                                                                     ------------       ---
TOTAL MALAYSIA                                                         29,322,105       0.5%
                                                                     ------------       ---
MEXICO -- (1.7%)
    Asesor de Activos Prisma SAPI de C.V.                  3,365,704    2,314,343       0.0%
    Concentradora Fibra Danhos S.A. de C.V.                1,745,536    3,105,220       0.1%
#   Concentradora Fibra Hotelera Mexicana S.A. de C.V.     3,298,810    2,028,457       0.0%
#   Fibra Shop Portafolios Inmobiliarios SAPI de C.V.      1,115,631      638,882       0.0%
#   Fibra Uno Administracion S.A. de C.V.                 36,621,185   60,643,518       1.0%
    Macquarie Mexico Real Estate Management S.A. de C.V.  14,032,957   15,036,879       0.3%
    PLA Administradora Industrial S de RL de C.V.          8,927,027   14,300,771       0.3%
#   Prologis Property Mexico S.A. de C.V.                  2,515,002    4,673,088       0.1%
                                                                     ------------       ---
TOTAL MEXICO                                                          102,741,158       1.8%
                                                                     ------------       ---
NETHERLANDS -- (1.2%)
    Eurocommercial Properties NV                             609,856   25,559,879       0.4%
    NSI NV                                                   200,328    8,621,765       0.2%
#   Vastned Retail NV                                        281,190   14,061,314       0.2%
#   Wereldhave NV                                            656,234   26,368,784       0.5%
                                                                     ------------       ---
TOTAL NETHERLANDS                                                      74,611,742       1.3%
                                                                     ------------       ---
NEW ZEALAND -- (0.8%)
#   Argosy Property, Ltd.                                  8,697,189    6,203,887       0.1%
    Goodman Property Trust                                11,216,514   10,761,804       0.2%
    Kiwi Property Group, Ltd.                             16,706,207   16,065,070       0.3%
    NPT, Ltd.                                                 45,944       18,703       0.0%
#   Precinct Properties New Zealand, Ltd.                  7,352,489    6,609,849       0.1%
#   Property for Industry, Ltd.                            1,940,429    2,251,867       0.0%
#   Stride Stapled Group                                   1,731,009    2,103,383       0.0%
#   Vital Healthcare Property Trust                        3,068,895    4,476,377       0.1%
                                                                     ------------       ---
TOTAL NEW ZEALAND                                                      48,490,940       0.8%
                                                                     ------------       ---
SINGAPORE -- (8.1%)
#   AIMS AMP Capital Industrial REIT                       5,742,291    6,145,239       0.1%
    Ascendas Hospitality Trust                             4,308,100    2,640,280       0.0%
    Ascendas REIT                                         30,695,600   61,578,128       1.1%
#   Ascott Residence Trust                                17,616,459   15,130,891       0.3%
#   Cache Logistics Trust                                 15,940,704   10,029,925       0.2%
    CapitaLand Commercial Trust                           32,667,249   44,629,892       0.8%
    CapitaLand Mall Trust                                 31,558,300   49,835,815       0.9%
    CapitaLand Retail China Trust                          9,460,080   11,173,425       0.2%
    CDL Hospitality Trusts                                11,739,080   15,707,048       0.3%
#   ESR REIT                                              17,371,262    6,923,719       0.1%
    Far East Hospitality Trust                             6,099,600    3,097,295       0.1%
    First REIT                                             6,044,526    6,237,682       0.1%
    Frasers Centrepoint Trust                              8,372,300   14,116,954       0.2%
    Frasers Commercial Trust                              10,271,073   10,820,320       0.2%
    Frasers Hospitality Trust                              1,896,900    1,072,284       0.0%
#   Frasers Logistics & Industrial Trust                   3,013,700    2,380,075       0.0%
#   Keppel DC REIT                                         7,734,888    8,309,230       0.1%
    Keppel REIT                                           27,172,326   25,367,579       0.4%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                               ---------- ------------ ---------------
SINGAPORE -- (Continued)
#   Lippo Malls Indonesia Retail Trust         18,346,600 $  4,489,991       0.1%
    Manulife US REIT                            1,015,302      964,252       0.0%
    Mapletree Commercial Trust                 25,626,537   31,237,454       0.5%
#   Mapletree Greater China Commercial Trust   16,383,700   14,657,159       0.2%
    Mapletree Industrial Trust                 18,990,658   28,984,528       0.5%
    Mapletree Logistics Trust                  27,492,670   26,264,436       0.5%
    OUE Commercial REIT                            75,300       40,828       0.0%
    OUE Hospitality Trust                       5,946,632    3,759,505       0.1%
#   Parkway Life REIT                           5,695,800   11,957,744       0.2%
    Sabana Shari'ah Compliant Industrial REIT   9,687,284    3,099,661       0.1%
#   Soilbuild Business Space REIT               3,820,600    1,914,423       0.0%
    SPH REIT                                    3,518,300    2,626,307       0.0%
#   Starhill Global REIT                       21,356,900   11,578,983       0.2%
    Suntec REIT                                33,882,500   49,804,106       0.9%
    Viva Industrial Trust                       1,391,000      942,605       0.0%
                                                          ------------       ---
TOTAL SINGAPORE                                            487,517,763       8.4%
                                                          ------------       ---
SOUTH AFRICA -- (3.9%)
    Arrowhead Properties, Ltd.                  4,716,805    2,642,023       0.0%
    Delta Property Fund, Ltd.                   1,275,383      668,889       0.0%
    Emira Property Fund, Ltd.                   8,560,890   11,060,965       0.2%
#   Growthpoint Properties, Ltd.               31,668,977   73,924,033       1.3%
    Hyprop Investments, Ltd.                    3,324,050   30,347,165       0.5%
    Investec Property Fund, Ltd.                1,445,520    2,062,543       0.0%
    Octodec Investments, Ltd.                     259,553      455,110       0.0%
    Rebosis Property Fund, Ltd.                 3,878,871    2,519,810       0.0%
    Redefine Properties, Ltd.                  70,206,030   67,468,919       1.2%
#   Resilient REIT, Ltd.                        3,771,611   20,521,403       0.4%
    SA Corporate Real Estate, Ltd.             26,665,132   10,209,702       0.2%
    Texton Property Fund, Ltd.                    113,923       53,581       0.0%
    Tower Property Fund, Ltd.                      53,426       30,181       0.0%
#   Vukile Property Fund, Ltd.                  6,937,707   12,483,515       0.2%
                                                          ------------       ---
TOTAL SOUTH AFRICA                                         234,447,839       4.0%
                                                          ------------       ---
SPAIN -- (1.6%)
    Hispania Activos Inmobiliarios Socimi SA      370,785    7,861,147       0.1%
    Inmobiliaria Colonial Socimi SA               419,636    4,876,133       0.1%
    Lar Espana Real Estate Socimi SA              309,390    3,508,158       0.1%
    Merlin Properties Socimi SA                 5,201,113   80,252,173       1.4%
                                                          ------------       ---
TOTAL SPAIN                                                 96,497,611       1.7%
                                                          ------------       ---
TAIWAN -- (0.2%)
    Cathay No. 1 REIT                          10,679,000    4,909,405       0.1%
    Cathay No. 2 REIT                           4,074,000    1,959,630       0.0%
    Fubon No. 1 REIT                            1,279,000      590,682       0.0%
    Fubon No. 2 REIT                            3,872,000    1,626,084       0.0%
    Shin Kong No.1 REIT                         4,804,000    2,364,127       0.1%
                                                          ------------       ---
TOTAL TAIWAN                                                11,449,928       0.2%
                                                          ------------       ---
TURKEY -- (0.4%)
#   AKIS Gayrimenkul Yatirimi A.S.              1,559,695    1,299,921       0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                          ---------- ------------ ---------------
TURKEY -- (Continued)
#   Alarko Gayrimenkul Yatirim Ortakligi A.S.                107,828 $  1,167,294       0.0%
#*  Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.        26,107,032   15,643,717       0.3%
#   Halk Gayrimenkul Yatirim Ortakligi A.S.                2,554,835      553,117       0.0%
#   Is Gayrimenkul Yatirim Ortakligi A.S.                  5,815,682    1,746,825       0.0%
#*  Nurol Gayrimenkul Yatirim Ortakligi A.S.               1,221,858    1,198,891       0.0%
    Panora Gayrimenkul Yatirim Ortakligi                       9,749       11,190       0.0%
#*  Sinpas Gayrimenkul Yatirim Ortakligi A.S.              4,121,654      702,088       0.0%
#   Torunlar Gayrimenkul Yatirim Ortakligi A.S.            2,917,952    2,010,272       0.1%
#*  Vakif Gayrimenkul Yatirim Ortakligi A.S.               1,097,517      646,138       0.0%
    Yeni Gimat Gayrimenkul Ortakligi A.S.                      5,880       17,423       0.0%
                                                                     ------------       ---
TOTAL TURKEY                                                           24,996,876       0.4%
                                                                     ------------       ---
UNITED KINGDOM -- (13.3%)
    Assura P.L.C.                                          7,917,315    6,491,484       0.1%
    Big Yellow Group P.L.C.                                1,930,152   24,421,249       0.4%
    British Land Co. P.L.C. (The)                         13,250,011  122,362,572       2.1%
    Capital & Regional P.L.C.                              1,739,349    1,271,078       0.0%
    Custodian Reit P.L.C.                                     93,760      151,869       0.0%
    Derwent London P.L.C.                                  1,518,004   66,579,009       1.1%
    Empiric Student Property P.L.C.                          230,300      270,339       0.0%
    Great Portland Estates P.L.C.                          4,044,340   38,970,871       0.7%
    Hammerson P.L.C.                                      10,495,798   79,121,418       1.4%
    Hansteen Holdings P.L.C.                               4,980,906    9,091,550       0.2%
#   Intu Properties P.L.C.                                12,733,927   34,217,769       0.6%
    Land Securities Group P.L.C.                           9,631,416  130,748,225       2.3%
    Londonmetric Property P.L.C.                           9,286,263   24,299,282       0.4%
    McKay Securities P.L.C.                                  338,003    1,242,803       0.0%
    Mucklow A & J Group P.L.C.                               315,165    2,377,976       0.0%
#   NewRiver REIT P.L.C.                                     822,286    3,284,848       0.1%
#   Primary Health Properties P.L.C.                       6,067,375    9,443,488       0.2%
    RDI REIT PLC                                          11,126,155    5,690,265       0.1%
    Regional REIT, Ltd.                                      314,244      431,462       0.0%
    Safestore Holdings P.L.C.                              2,866,447   21,560,018       0.4%
    Schroder REIT, Ltd.                                      867,289      731,860       0.0%
#   Segro P.L.C.                                          14,352,829  127,363,410       2.2%
    Shaftesbury P.L.C.                                     3,398,008   47,278,949       0.8%
    Standard Life Investment Property Income Trust, Ltd.     782,983    1,012,008       0.0%
    Town Centre Securities P.L.C.                             12,594       50,662       0.0%
    Tritax Big Box REIT P.L.C.                             3,886,779    8,009,818       0.1%
    Unite Group P.L.C. (The)                               1,449,834   16,644,757       0.3%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                         ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
      Workspace Group P.L.C.                              1,529,971 $   23,367,644        0.4%
                                                                    --------------      -----
TOTAL UNITED KINGDOM                                                   806,486,683       13.9%
                                                                    --------------      -----
TOTAL COMMON STOCKS                                                  5,689,485,817       98.1%
                                                                    --------------      -----
TOTAL INVESTMENT SECURITIES                                          5,689,485,817
                                                                    --------------

                                                                       VALUE+
                                                                    --------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund                     30,638,137    354,483,247        6.1%
                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,514,151,669)                 $6,043,969,064      104.2%
                                                                    ==============      =====

At April 30, 2018, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                          UNREALIZED
                                           NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) [Emini] Index                      370     06/15/18  $48,304,593 $48,969,500    $664,907
                                                                ----------- -----------    --------
TOTAL FUTURES CONTRACTS                                         $48,304,593 $48,969,500    $664,907
                                                                =========== ===========    ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia                   $     56,028 $1,009,240,159   --    $1,009,296,187
   Belgium                               --    122,044,842   --       122,044,842
   Canada                       294,400,721             --   --       294,400,721
   China                                 --     14,495,662   --        14,495,662
   France                        70,516,643    574,107,563   --       644,624,206
   Germany                               --    134,165,431   --       134,165,431
   Greece                                --      1,061,526   --         1,061,526
   Hong Kong                             --    296,096,018   --       296,096,018
   Ireland                               --     15,131,233   --        15,131,233
   Italy                                 --     24,072,879   --        24,072,879
   Japan                                 --  1,217,534,467   --     1,217,534,467
   Malaysia                              --     29,322,105   --        29,322,105
   Mexico                       102,741,158             --   --       102,741,158
   Netherlands                           --     74,611,742   --        74,611,742
   New Zealand                           --     48,490,940   --        48,490,940
   Singapore                             --    487,517,763   --       487,517,763
   South Africa                          --    234,447,839   --       234,447,839
   Spain                                 --     96,497,611   --        96,497,611
   Taiwan                         2,364,127      9,085,801   --        11,449,928
   Turkey                                --     24,996,876   --        24,996,876
   United Kingdom                        --    806,486,683   --       806,486,683
Securities Lending Collateral            --    354,483,247   --       354,483,247
Futures Contracts**                 664,907             --   --           664,907
                               ------------ --------------   --    --------------
TOTAL                          $470,743,584 $5,573,890,387   --    $6,044,633,971
                               ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                   --------- ------------ ---------------
COMMON STOCKS -- (43.1%)
UNITED STATES -- (43.1%)
#   Acadia Realty Trust                              307,686 $  7,261,390       0.1%
    Agree Realty Corp.                               112,225    5,485,558       0.1%
    Alexander's, Inc.                                  7,728    3,039,809       0.0%
#   Alexandria Real Estate Equities, Inc.            352,445   43,904,074       0.6%
    American Assets Trust, Inc.                      131,681    4,420,531       0.1%
    American Campus Communities, Inc.                476,932   18,652,811       0.3%
#   American Homes 4 Rent Class A                    894,639   18,071,716       0.3%
    American Tower Corp.                           1,524,978  207,946,000       2.9%
#   Apartment Investment & Management Co. Class A    549,057   22,291,714       0.3%
    Apple Hospitality REIT, Inc.                     763,205   13,730,058       0.2%
    Ashford Hospitality Trust, Inc.                  357,225    2,457,708       0.0%
#   AvalonBay Communities, Inc.                      473,237   77,137,631       1.1%
#   Bluerock Residential Growth REIT, Inc.            89,146      801,423       0.0%
    Boston Properties, Inc.                          528,226   64,131,919       0.9%
    Braemar Hotels & Resorts, Inc.                    96,620    1,004,848       0.0%
    Brandywine Realty Trust                          625,967   10,084,328       0.1%
#   Brixmor Property Group, Inc.                   1,064,052   15,843,734       0.2%
    BRT Apartments Corp.                               2,297       27,771       0.0%
    Camden Property Trust                            322,978   27,582,321       0.4%
    CareTrust REIT, Inc.                             280,450    3,704,744       0.1%
#   CBL & Associates Properties, Inc.                620,449    2,593,477       0.0%
    Cedar Realty Trust, Inc.                         334,681    1,301,909       0.0%
    Chatham Lodging Trust                            167,907    3,198,628       0.0%
#   Chesapeake Lodging Trust                         220,142    6,502,995       0.1%
    City Office REIT, Inc.                            97,830    1,113,305       0.0%
    Columbia Property Trust, Inc.                    435,921    9,311,273       0.1%
    CoreSite Realty Corp.                            120,289   12,522,085       0.2%
#   Corporate Office Properties Trust                376,982   10,370,775       0.1%
#   Cousins Properties, Inc.                       1,466,610   13,038,163       0.2%
#   Crown Castle International Corp.               1,391,266  140,337,001       2.0%
#   CubeSmart                                        655,345   19,293,357       0.3%
#   CyrusOne, Inc.                                   321,978   17,254,801       0.2%
    DCT Industrial Trust, Inc.                       339,254   22,244,885       0.3%
#   DDR Corp.                                      1,102,367    7,992,161       0.1%
#   DiamondRock Hospitality Co.                      742,704    8,206,879       0.1%
    Digital Realty Trust, Inc.                       705,690   74,584,355       1.0%
#   Douglas Emmett, Inc.                             564,085   21,023,448       0.3%
    Duke Realty Corp.                              1,243,551   33,700,232       0.5%
#   Easterly Government Properties, Inc.             164,469    3,389,706       0.0%
    EastGroup Properties, Inc.                       121,231   10,884,119       0.2%
#   Education Realty Trust, Inc.                     280,202    9,221,448       0.1%
    Empire State Realty Trust, Inc. Class A          480,460    8,369,613       0.1%
#   EPR Properties                                   260,555   14,335,736       0.2%
#   Equinix, Inc.                                    271,508  114,247,851       1.6%
*   Equity Commonwealth                              434,231   13,456,819       0.2%
    Equity LifeStyle Properties, Inc.                292,766   26,103,017       0.4%
#   Equity Residential                             1,261,671   77,857,717       1.1%
#   Essex Property Trust, Inc.                       226,314   54,245,203       0.8%
    Extra Space Storage, Inc.                        439,044   39,333,952       0.6%
#   Federal Realty Investment Trust                  254,941   29,534,915       0.4%
    First Industrial Realty Trust, Inc.              419,364   13,046,414       0.2%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
UNITED STATES -- (Continued)
    Forest City Realty Trust, Inc. Class A       744,444 $14,933,547       0.2%
    Four Corners Property Trust, Inc.            223,833   5,072,056       0.1%
#   Franklin Street Properties Corp.             371,341   2,889,033       0.0%
    Gaming and Leisure Properties, Inc.          718,705  24,630,020       0.3%
    Getty Realty Corp.                           124,011   3,106,476       0.0%
    GGP, Inc.                                  2,007,174  40,123,408       0.6%
    Gladstone Commercial Corp.                   104,685   1,815,238       0.0%
    Global Medical REIT, Inc.                     35,113     273,530       0.0%
#   Global Net Lease, Inc.                       224,542   4,178,733       0.1%
#   Government Properties Income Trust           360,696   4,505,093       0.1%
#   Gramercy Property Trust                      564,438  13,264,295       0.2%
    HCP, Inc.                                  1,635,956  38,215,932       0.5%
#   Healthcare Realty Trust, Inc.                438,557  12,205,041       0.2%
    Healthcare Trust of America, Inc. Class A    718,017  17,943,245       0.3%
#   Hersha Hospitality Trust                     147,619   2,772,285       0.0%
    Highwoods Properties, Inc.                   360,844  15,884,353       0.2%
    Hospitality Properties Trust                 575,507  14,318,614       0.2%
#   Host Hotels & Resorts, Inc.                2,515,703  49,207,151       0.7%
    Hudson Pacific Properties, Inc.              558,331  18,352,340       0.3%
#   Independence Realty Trust, Inc.              265,017   2,491,161       0.0%
#   Investors Real Estate Trust                  441,084   2,350,978       0.0%
#   Invitation Homes, Inc.                       774,383  17,919,219       0.3%
    Iron Mountain, Inc.                          942,393  31,984,818       0.4%
    JBG SMITH Properties                         329,215  12,138,139       0.2%
#   Kilroy Realty Corp.                          343,891  24,646,668       0.3%
#   Kimco Realty Corp.                         1,488,059  21,591,736       0.3%
    Kite Realty Group Trust                      310,349   4,568,337       0.1%
    Lamar Advertising Co. Class A                292,582  18,640,399       0.3%
#   LaSalle Hotel Properties                     402,312  11,896,366       0.2%
#   Lexington Realty Trust                       801,857   6,446,930       0.1%
    Liberty Property Trust                       514,612  21,521,074       0.3%
    Life Storage, Inc.                           162,331  14,356,554       0.2%
    LTC Properties, Inc.                         147,167   5,320,087       0.1%
#   Macerich Co. (The)                           417,053  24,030,594       0.3%
    Mack-Cali Realty Corp.                       315,419   5,415,744       0.1%
    MedEquities Realty Trust, Inc.                21,098     214,989       0.0%
#   Medical Properties Trust, Inc.             1,272,722  16,265,387       0.2%
#   MGM Growth Properties LLC Class A            255,434   7,144,489       0.1%
    Mid-America Apartment Communities, Inc.      396,028  36,220,677       0.5%
    Monmouth Real Estate Investment Corp.        257,268   4,021,099       0.1%
#   National Health Investors, Inc.              144,941   9,895,122       0.1%
    National Retail Properties, Inc.             536,905  20,423,866       0.3%
    National Storage Affiliates Trust            184,104   4,845,617       0.1%
#   New Senior Investment Group, Inc.            302,146   2,604,499       0.0%
    NexPoint Residential Trust, Inc.              33,350     893,446       0.0%
    NorthStar Realty Europe Corp.                188,619   2,734,975       0.0%
#   Omega Healthcare Investors, Inc.             695,403  18,066,570       0.3%
    One Liberty Properties, Inc.                  39,374     935,526       0.0%
    Outfront Media, Inc.                         379,176   7,109,550       0.1%
#   Paramount Group, Inc.                        713,983  10,245,656       0.1%
#   Park Hotels & Resorts, Inc.                  627,261  18,052,572       0.3%
#   Pebblebrook Hotel Trust                      252,618   8,839,104       0.1%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                                --------- ------------ ---------------
UNITED STATES -- (Continued)
#   Pennsylvania REIT                             230,881 $  2,234,928       0.0%
    Physicians Realty Trust                       637,666    9,526,730       0.1%
    Piedmont Office Realty Trust, Inc. Class A    512,905    9,191,258       0.1%
    Prologis, Inc.                              1,801,015  116,903,884       1.6%
    PS Business Parks, Inc.                        71,417    8,232,952       0.1%
    Public Storage                                536,910  108,337,700       1.5%
    QTS Realty Trust, Inc. Class A                181,620    6,427,532       0.1%
*   Quality Care Properties, Inc.                 341,424    7,501,085       0.1%
#   Ramco-Gershenson Properties Trust             289,397    3,458,294       0.1%
#   Realty Income Corp.                           974,074   49,200,478       0.7%
#   Regency Centers Corp.                         532,093   31,313,649       0.4%
#   Retail Opportunity Investments Corp.          417,952    7,188,774       0.1%
#   Retail Properties of America, Inc. Class A    786,823    9,079,937       0.1%
#   Rexford Industrial Realty, Inc.               287,398    8,780,009       0.1%
    RLJ Lodging Trust                             610,189   12,673,622       0.2%
    Ryman Hospitality Properties, Inc.            160,816   12,604,758       0.2%
    Sabra Health Care REIT, Inc.                  625,637   11,455,413       0.2%
    Saul Centers, Inc.                             31,312    1,498,279       0.0%
#*  SBA Communications Corp.                      399,258   63,973,109       0.9%
#   Select Income REIT                            249,881    4,737,744       0.1%
    Senior Housing Properties Trust               833,429   12,976,490       0.2%
#   Seritage Growth Properties REIT Class A        15,817      562,611       0.0%
#   Simon Property Group, Inc.                  1,054,164  164,808,000       2.3%
#   SL Green Realty Corp.                         332,157   32,465,025       0.5%
    Sotherly Hotels, Inc.                           8,638       55,888       0.0%
    Spirit Realty Capital, Inc.                 1,699,739   13,682,899       0.2%
    STAG Industrial, Inc.                         346,799    8,520,851       0.1%
#   STORE Capital Corp.                           610,218   15,395,800       0.2%
    Summit Hotel Properties, Inc.                 384,275    5,564,302       0.1%
    Sun Communities, Inc.                         278,287   26,117,235       0.4%
    Sunstone Hotel Investors, Inc.                787,368   12,282,941       0.2%
#   Tanger Factory Outlet Centers, Inc.           348,228    7,643,605       0.1%
#   Taubman Centers, Inc.                         212,564   11,899,333       0.2%
#   Terreno Realty Corp.                          202,180    7,510,987       0.1%
    Tier REIT, Inc.                               109,201    2,075,911       0.0%
#   UDR, Inc.                                     932,108   33,695,704       0.5%
    UMH Properties, Inc.                          119,564    1,617,701       0.0%
#*  Uniti Group, Inc.                             559,125   10,075,432       0.1%
#   Universal Health Realty Income Trust           40,401    2,421,232       0.0%
#   Urban Edge Properties                         420,885    8,657,604       0.1%
    Urstadt Biddle Properties, Inc.                 4,807       82,440       0.0%
    Urstadt Biddle Properties, Inc. Class A        98,173    1,950,697       0.0%
    Ventas, Inc.                                1,220,604   62,763,458       0.9%
#   VEREIT, Inc.                                3,381,590   22,994,812       0.3%
#   Vornado Realty Trust                          595,616   40,519,756       0.6%
#   Washington Prime Group, Inc.                  691,878    4,476,451       0.1%
#   Washington REIT                               290,784    8,351,316       0.1%
    Weingarten Realty Investors                   426,659   11,720,323       0.2%
    Welltower, Inc.                             1,274,686   68,119,220       1.0%
#   Wheeler Real Estate Investment Trust, Inc.     24,530       91,987       0.0%
#   Whitestone REIT                               146,231    1,586,606       0.0%
#   WP Carey, Inc.                                379,214   24,212,814       0.3%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                           SHARES       VALUE++     OF NET ASSETS**
                                                                         ----------- -------------- ---------------
UNITED STATES -- (Continued)
      Xenia Hotels & Resorts, Inc.                                           389,128 $    8,012,146        0.1%
TOTAL COMMON STOCKS                                                                   3,160,950,377       44.2%
                                                                                     --------------      -----
AFFILIATED INVESTMENT COMPANIES -- (54.2%)
UNITED STATES -- (54.2%)
      DFA International Real Estate Securities Portfolio of DFA
        Investment Dimensions Group Inc.                                 476,534,331  2,492,274,551       34.9%
      DFA Real Estate Securities Portfolio of DFA Investment Dimensions
        Group Inc.                                                        45,252,203  1,483,819,724       20.8%
                                                                                     --------------      -----
TOTAL UNITED STATES                                                                   3,976,094,275       55.7%
                                                                                     --------------      -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES                                  3,976,094,275       55.7%
                                                                                     --------------      -----
TOTAL INVESTMENT SECURITIES                                                           7,137,044,652
                                                                                     --------------

                                                                                        VALUE+
                                                                                     --------------
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@  DFA Short Term Investment Fund                                      16,900,562    195,539,503        2.7%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $6,783,552,540)                                  $7,332,584,155      102.6%
                                                                                     ==============      =====

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   United States                 $3,160,950,377           --   --    $3,160,950,377
Affiliated Investment Companies
   United States                  3,976,094,275           --   --     3,976,094,275
Securities Lending Collateral                -- $195,539,503   --       195,539,503
                                 -------------- ------------   --    --------------
TOTAL                            $7,137,044,652 $195,539,503   --    $7,332,584,155
                                 ============== ============   ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (6.3%)
#   Accent Group, Ltd.                                              678,646 $   637,683       0.0%
#*  Alkane Resources, Ltd.                                        1,106,082     232,096       0.0%
    AP Eagers, Ltd.                                                      48         317       0.0%
    Ardent Leisure Group                                          1,462,350   2,070,507       0.0%
*   Atlas Iron, Ltd.                                             10,475,264     234,539       0.0%
    Ausdrill, Ltd.                                                7,202,383  15,064,564       0.1%
#   Austal, Ltd.                                                  2,281,636   3,027,273       0.0%
#*  Australian Agricultural Co., Ltd.                             9,014,027   7,436,335       0.1%
    Australian Pharmaceutical Industries, Ltd.                    8,761,806   8,897,169       0.1%
#   Automotive Holdings Group, Ltd.                               3,441,425   8,714,348       0.1%
    AVJennings, Ltd.                                                185,198      98,952       0.0%
    Beach Energy, Ltd.                                           45,369,328  53,508,636       0.3%
#*  Beadell Resources, Ltd.                                       5,703,970     344,406       0.0%
    Brickworks, Ltd.                                                530,665   6,363,828       0.1%
#   Cabcharge Australia, Ltd.                                     2,160,138   2,989,617       0.0%
    Capitol Health, Ltd.                                          1,336,933     275,241       0.0%
*   Cardno, Ltd.                                                     91,335      83,038       0.0%
    Cedar Woods Properties, Ltd.                                    331,309   1,524,328       0.0%
    Cleanaway Waste Management, Ltd.                             49,607,719  58,911,384       0.4%
#*  Cooper Energy, Ltd.                                           2,179,001     563,918       0.0%
    CSR, Ltd.                                                    10,292,836  43,429,453       0.3%
#*  Decmil Group, Ltd.                                            1,457,612   1,370,467       0.0%
    Domain Holdings Australia, Ltd.                               2,760,062   6,399,156       0.1%
    Donaco International, Ltd.                                      144,071      27,492       0.0%
#*  Doray Minerals, Ltd.                                          1,090,290     236,521       0.0%
    Downer EDI, Ltd.                                             14,055,450  72,340,258       0.5%
    Eclipx Group, Ltd.                                            2,244,413   5,467,031       0.0%
#*  Emeco Holdings, Ltd.                                            507,382     105,656       0.0%
#*  Energy Resources of Australia, Ltd.                           1,383,644     555,160       0.0%
#*  Energy World Corp., Ltd.                                      1,522,900     229,554       0.0%
    EQT Holdings, Ltd.                                               37,619     594,909       0.0%
    Estia Health, Ltd.                                            2,719,215   7,246,912       0.1%
    Event Hospitality and Entertainment, Ltd.                     1,288,780  13,479,989       0.1%
    Evolution Mining, Ltd.                                        7,713,702  18,439,171       0.1%
    Fairfax Media, Ltd.                                          14,281,768   7,644,487       0.1%
#   Fleetwood Corp., Ltd.                                           298,484     497,689       0.0%
#   FlexiGroup, Ltd.                                              3,815,933   5,900,245       0.0%
#   G8 Education, Ltd.                                            2,236,968   3,800,215       0.0%
    Gateway Lifestyle                                               991,805   1,479,528       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.                   5,671,946   9,877,271       0.1%
#   Global Construction Services, Ltd.                               60,704      32,228       0.0%
    GrainCorp, Ltd. Class A                                       5,638,708  37,519,946       0.2%
    Grange Resources, Ltd.                                          898,988     117,661       0.0%
#   Greencross, Ltd.                                              1,017,797   4,058,477       0.0%
#   Harvey Norman Holdings, Ltd.                                    514,253   1,355,561       0.0%
    Healthscope, Ltd.                                            12,334,967  22,473,492       0.1%
#   HT&E, Ltd.                                                    2,919,415   5,130,890       0.0%
    Huon Aquaculture Group, Ltd.                                      2,694       9,419       0.0%
#   IMF Bentham, Ltd.                                             2,020,238   3,780,740       0.0%
#   Independence Group NL                                         8,323,311  32,020,152       0.2%
    iSelect, Ltd.                                                   255,338     109,584       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Japara Healthcare, Ltd.                                       3,617,531 $ 5,162,998       0.0%
    K&S Corp., Ltd.                                                  85,482     109,584       0.0%
*   Kingsgate Consolidated, Ltd.                                  1,505,163     321,136       0.0%
*   Lemarne Corp., Ltd.                                               5,585       1,871       0.0%
    MACA, Ltd.                                                    3,437,938   3,329,734       0.0%
*   Macmahon Holdings, Ltd.                                       4,085,974     671,512       0.0%
    Mantra Group, Ltd.                                              688,411   2,044,309       0.0%
    MaxiTRANS Industries, Ltd.                                    4,017,253   2,059,690       0.0%
#*  Mayne Pharma Group, Ltd.                                      6,497,735   3,312,476       0.0%
    McPherson's, Ltd.                                             1,931,352   1,813,795       0.0%
*   Medusa Mining, Ltd.                                             770,540     323,057       0.0%
#   Melbourne IT, Ltd.                                              216,745     601,815       0.0%
#   Metcash, Ltd.                                                22,580,986  60,948,548       0.4%
    Michael Hill International, Ltd.                                 13,999      10,696       0.0%
*   Mincor Resources NL                                             214,374      66,673       0.0%
    Mineral Resources, Ltd.                                         872,715  11,686,479       0.1%
#   Monash IVF Group, Ltd.                                          304,679     268,071       0.0%
    Money3 Corp., Ltd.                                            1,181,823   1,572,703       0.0%
#   Mount Gibson Iron, Ltd.                                       6,726,689   2,098,437       0.0%
#   Myer Holdings, Ltd.                                          19,276,946   5,566,660       0.0%
    MyState, Ltd.                                                   477,499   1,670,161       0.0%
    Navigator Global Investments, Ltd.                            1,507,488   4,334,599       0.0%
    New Hope Corp., Ltd.                                             54,115      88,034       0.0%
    Nine Entertainment Co. Holdings, Ltd.                        11,254,371  19,929,580       0.1%
*   NRW Holdings, Ltd.                                            4,712,145   4,517,697       0.0%
#   Nufarm, Ltd.                                                  3,668,032  25,071,922       0.2%
    OZ Minerals, Ltd.                                             7,698,143  53,124,661       0.3%
*   Panoramic Resources, Ltd.                                       179,028      70,972       0.0%
    Paragon Care, Ltd.                                              733,457     402,518       0.0%
    Peet, Ltd.                                                    1,196,192   1,271,487       0.0%
#*  Perseus Mining, Ltd.                                          7,556,885   2,595,356       0.0%
*   PMP, Ltd.                                                     3,431,618     722,234       0.0%
#   Premier Investments, Ltd.                                     2,253,573  26,608,987       0.2%
    Primary Health Care, Ltd.                                    12,344,418  35,193,068       0.2%
    Prime Media Group, Ltd.                                          27,904       6,074       0.0%
    QMS Media, Ltd.                                                 132,304     104,462       0.0%
#   Qube Holdings, Ltd.                                           4,025,715   6,938,268       0.1%
#*  Quintis, Ltd.                                                 5,342,275   1,041,745       0.0%
#*  Ramelius Resources, Ltd.                                      3,664,097   1,414,202       0.0%
    RCR Tomlinson, Ltd.                                           2,945,669   8,977,156       0.1%
    Reject Shop, Ltd. (The)                                         131,565     729,058       0.0%
#   Resolute Mining, Ltd.                                        15,586,141  13,310,925       0.1%
    Ridley Corp., Ltd.                                            6,818,808   6,537,269       0.1%
    Ruralco Holdings, Ltd.                                          126,567     299,245       0.0%
    RXP Services, Ltd.                                              156,984      67,152       0.0%
#   Select Harvests, Ltd.                                         1,303,655   6,103,752       0.0%
*   Senex Energy, Ltd.                                               17,520       5,438       0.0%
    Servcorp, Ltd.                                                   71,369     256,421       0.0%
    Service Stream, Ltd.                                          1,540,952   1,829,501       0.0%
    Seven Group Holdings, Ltd.                                    2,807,785  38,286,570       0.2%
#   Seven West Media, Ltd.                                       15,711,846   6,534,366       0.1%
#   Sigma Healthcare, Ltd.                                       17,996,725  10,457,450       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
AUSTRALIA -- (Continued)
#   Silver Chef, Ltd.                                                57,212 $      148,852       0.0%
#*  Silver Lake Resources, Ltd.                                   3,658,191      1,532,978       0.0%
    Sims Metal Management, Ltd.                                   4,162,294     50,304,214       0.3%
    Southern Cross Media Group, Ltd.                             10,193,512      8,826,594       0.1%
    Star Entertainment Grp, Ltd. (The)                              529,539      2,095,533       0.0%
#*  Sundance Energy Australia, Ltd.                              15,435,869        717,660       0.0%
    Sunland Group, Ltd.                                           4,745,378      6,275,351       0.1%
    Super Retail Group, Ltd.                                        533,498      2,884,394       0.0%
#   Tassal Group, Ltd.                                            4,518,371     13,163,127       0.1%
#   Tox Free Solutions, Ltd.                                      1,869,821      4,838,464       0.0%
    Villa World, Ltd.                                             2,235,061      4,149,949       0.0%
#*  Village Roadshow, Ltd.                                        2,392,402      3,885,647       0.0%
#*  Virgin Australia Holdings, Ltd.                              28,511,044      4,704,383       0.0%
    Virtus Health, Ltd.                                             652,076      2,765,548       0.0%
#   Vocus Group, Ltd.                                             2,747,073      5,048,695       0.0%
*   Watpac, Ltd.                                                  1,793,402      1,068,817       0.0%
    Webster, Ltd.                                                    63,484         74,109       0.0%
#   Western Areas, Ltd.                                           5,339,092     13,748,514       0.1%
#   Whitehaven Coal, Ltd.                                         9,934,531     34,256,820       0.2%
    WorleyParsons, Ltd.                                           4,370,365     53,269,395       0.3%
    WPP AUNZ, Ltd.                                                6,162,062      4,250,337       0.0%
                                                                            --------------       ---
TOTAL AUSTRALIA                                                              1,075,187,448       6.6%
                                                                            --------------       ---
AUSTRIA -- (1.0%)
    Agrana Beteiligungs AG                                           93,828     10,974,029       0.1%
#   Austria Technologie & Systemtechnik AG                          448,127     11,065,426       0.1%
    EVN AG                                                          194,400      3,980,093       0.0%
    Mayr Melnhof Karton AG                                           38,159      5,782,541       0.0%
    Oberbank AG                                                      42,502      4,436,550       0.0%
    POLYTEC Holding AG                                               24,411        439,343       0.0%
#   Porr AG                                                          17,501        622,844       0.0%
*   Raiffeisen Bank International AG                                723,466     24,421,356       0.2%
#   Semperit AG Holding                                               3,904         86,111       0.0%
    Strabag SE                                                      369,007     15,184,842       0.1%
    UBM Development AG                                                7,705        388,940       0.0%
    UNIQA Insurance Group AG                                      1,692,295     20,264,177       0.1%
    Verbund AG                                                       51,443      1,593,147       0.0%
#   Vienna Insurance Group AG Wiener Versicherung Gruppe            356,937     11,602,363       0.1%
    Wienerberger AG                                               2,684,294     67,638,559       0.4%
                                                                            --------------       ---
TOTAL AUSTRIA                                                                  178,480,321       1.1%
                                                                            --------------       ---
BELGIUM -- (1.4%)
    Ackermans & van Haaren NV                                       332,154     59,935,741       0.4%
*   AGFA-Gevaert NV                                               2,154,069      7,679,674       0.1%
    Banque Nationale de Belgique                                      3,635     12,926,304       0.1%
    Barco NV                                                        123,156     15,909,385       0.1%
    Bekaert SA                                                      802,248     33,698,115       0.2%
    Cie d'Entreprises CFE                                             4,258        535,964       0.0%
    Cie Immobiliere de Belgique SA                                   42,106      2,760,810       0.0%
    D'ieteren SA                                                    457,413     19,468,488       0.1%
    Deceuninck NV                                                 1,485,719      5,253,264       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
BELGIUM -- (Continued)
#   Euronav NV                                                   2,788,119 $ 22,496,850       0.1%
    Gimv NV                                                        112,391    6,734,482       0.0%
    Jensen-Group NV                                                 30,808    1,655,722       0.0%
#*  Nyrstar NV                                                   1,641,303   11,326,308       0.1%
#   Ontex Group NV                                                   4,614      118,269       0.0%
    RealDolmen                                                      28,107    1,246,797       0.0%
    Recticel SA                                                    962,094   12,012,897       0.1%
    Roularta Media Group NV                                         24,951      664,322       0.0%
    Sioen Industries NV                                             88,034    3,241,259       0.0%
    Sipef SA                                                        68,581    4,954,854       0.0%
*   Tessenderlo Group SA                                           192,771    8,081,550       0.1%
                                                                           ------------       ---
TOTAL BELGIUM                                                               230,701,055       1.4%
                                                                           ------------       ---
CANADA -- (7.3%)
*   5N Plus, Inc.                                                  161,618      377,627       0.0%
#   Acadian Timber Corp.                                            28,901      443,211       0.0%
*   Advantage Oil & Gas, Ltd.                                    6,361,549   20,264,602       0.1%
    Aecon Group, Inc.                                            1,801,251   25,322,310       0.2%
#*  Africa Oil Corp.                                               263,313      244,046       0.0%
    AGF Management, Ltd. Class B                                 1,753,894    9,630,400       0.1%
#   AGT Food & Ingredients, Inc.                                    24,601      314,231       0.0%
*   Alacer Gold Corp.                                            7,527,647   12,487,938       0.1%
    Alamos Gold, Inc. Class A                                    5,791,007   31,301,522       0.2%
#   Alaris Royalty Corp.                                           518,971    6,883,505       0.1%
    Algoma Central Corp.                                           249,710    2,954,239       0.0%
#*  Alio Gold, Inc.                                                193,951      379,156       0.0%
*   Argonaut Gold, Inc.                                          3,695,513    7,109,247       0.1%
#*  Asanko Gold, Inc.                                              451,973      503,385       0.0%
#*  Athabasca Oil Corp.                                          3,912,657    4,631,986       0.0%
*   ATS Automation Tooling Systems, Inc.                           664,065    9,087,287       0.1%
    AutoCanada, Inc.                                               227,885    3,872,776       0.0%
*   B2Gold Corp.                                                 1,655,064    4,756,561       0.0%
*   Baytex Energy Corp.                                          4,172,852   18,687,565       0.1%
#*  Bellatrix Exploration, Ltd.                                    252,254      375,253       0.0%
#   Birchcliff Energy, Ltd.                                      3,264,290   11,822,071       0.1%
#   Black Diamond Group, Ltd.                                      951,929    1,816,446       0.0%
*   BlackPearl Resources, Inc.                                   3,449,251    3,734,148       0.0%
#   Bonavista Energy Corp.                                       5,460,793    6,719,929       0.1%
#   Bonterra Energy Corp.                                          383,199    4,715,561       0.0%
    Boralex, Inc. Class A                                           39,312      702,683       0.0%
    Canaccord Genuity Group, Inc.                                2,172,903   10,272,613       0.1%
*   Canacol Energy, Ltd.                                           596,453    1,992,900       0.0%
#   Canadian Western Bank                                        2,378,567   63,115,992       0.4%
*   Canfor Corp.                                                   258,854    5,945,406       0.0%
    CanWel Building Materials Group, Ltd.                           70,197      366,307       0.0%
*   Capstone Mining Corp.                                        3,088,851    2,694,430       0.0%
#   Cardinal Energy, Ltd.                                        1,363,204    5,499,744       0.0%
    Cascades, Inc.                                               2,082,536   19,869,205       0.1%
*   Cathedral Energy Services, Ltd.                                 25,360       31,010       0.0%
*   Celestica, Inc.                                              1,340,742   15,433,753       0.1%
*   Centerra Gold, Inc.                                          5,492,069   33,535,434       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CANADA -- (Continued)
    Cervus Equipment Corp.                                           25,393 $   261,257       0.0%
#   Chesswood Group, Ltd.                                             8,600      71,602       0.0%
#*  China Gold International Resources Corp., Ltd.                4,629,470   9,410,738       0.1%
    Cona Resources, Ltd.                                            467,840     925,514       0.0%
#*  Copper Mountain Mining Corp.                                  2,715,463   2,516,765       0.0%
#   Corus Entertainment, Inc. Class B                             2,447,293  12,198,820       0.1%
    Cott Corp.                                                      310,729   4,443,307       0.0%
#*  Crew Energy, Inc.                                             4,961,523  10,085,732       0.1%
#*  Delphi Energy Corp.                                           4,346,880   3,317,841       0.0%
*   Detour Gold Corp.                                             2,352,269  17,001,485       0.1%
    Dorel Industries, Inc. Class B                                  967,621  20,913,184       0.1%
*   DREAM Unlimited Corp. Class A                                   131,000     976,416       0.0%
*   Dundee Precious Metals, Inc.                                  1,376,238   3,494,323       0.0%
    E-L Financial Corp., Ltd.                                         3,459   2,168,573       0.0%
    ECN Capital Corp.                                             2,119,321   5,612,128       0.0%
#*  Eldorado Gold Corp.                                           2,037,056   1,935,596       0.0%
    Element Fleet Management Corp.                                   79,400     299,926       0.0%
    Enerflex, Ltd.                                                1,407,181  17,195,895       0.1%
    Enerplus Corp.                                                   40,872     474,312       0.0%
#   Ensign Energy Services, Inc.                                  3,823,519  18,314,297       0.1%
#   Equitable Group, Inc.                                           251,706  11,354,657       0.1%
    Firm Capital Mortgage Investment Corp.                              805       8,144       0.0%
#*  First Majestic Silver Corp.                                     166,085   1,078,818       0.0%
*   Fortuna Silver Mines, Inc.                                       49,228     279,506       0.0%
#*  Frontera Energy Corp.                                             2,600      80,555       0.0%
*   GASFRAC Energy Services, Inc.                                    42,951           4       0.0%
*   Gear Energy, Ltd.                                               586,564     429,433       0.0%
    Genesis Land Development Corp.                                   29,263      83,189       0.0%
#   Genworth MI Canada, Inc.                                      1,067,825  34,514,379       0.2%
*   Gran Tierra Energy, Inc.                                      7,031,712  23,166,122       0.2%
#   Granite Oil Corp.                                               671,948   1,486,298       0.0%
    Guardian Capital Group, Ltd. Class A                             26,655     503,226       0.0%
*   Heroux-Devtek, Inc.                                             257,425   2,945,265       0.0%
    High Arctic Energy Services, Inc.                                94,300     293,046       0.0%
    High Liner Foods, Inc.                                           27,500     235,601       0.0%
#*  Home Capital Group, Inc.                                      1,322,555  14,822,669       0.1%
#   Horizon North Logistics, Inc.                                 1,817,566   3,354,984       0.0%
    HudBay Minerals, Inc.                                         7,194,409  50,261,964       0.3%
#   Hudson's Bay Co.                                                617,819   4,369,171       0.0%
*   IAMGOLD Corp.                                                10,460,281  57,191,614       0.4%
#*  Imperial Metals Corp.                                               703       1,095       0.0%
*   Indigo Books & Music, Inc.                                          800      12,057       0.0%
*   Interfor Corp.                                                  388,376   7,262,672       0.1%
*   Intertain Group, Ltd. (The)                                      21,450     260,785       0.0%
*   Iron Bridge Resources, Inc.                                     585,312     223,375       0.0%
*   Kelt Exploration, Ltd.                                              730       4,620       0.0%
*   Kingsway Financial Services, Inc.                               204,515     799,615       0.0%
*   Knight Therapeutics, Inc.                                       141,078     863,642       0.0%
#   Laurentian Bank of Canada                                     1,190,194  45,709,308       0.3%
    Liquor Stores N.A., Ltd.                                        779,961   6,269,090       0.0%
*   Major Drilling Group International, Inc.                        730,226   3,651,272       0.0%
    Martinrea International, Inc.                                 1,578,510  18,834,669       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CANADA -- (Continued)
*   MEG Energy Corp.                                              4,674,737 $24,175,594       0.2%
    Melcor Developments, Ltd.                                        66,824     749,457       0.0%
#   Nevsun Resources, Ltd.                                        5,134,436  14,316,197       0.1%
*   New Gold, Inc.                                               11,282,179  26,449,129       0.2%
    North American Construction Group, Ltd.                         285,366   1,611,358       0.0%
*   NuVista Energy, Ltd.                                            941,184   6,179,509       0.0%
*   Obsidian Energy, Ltd.                                           302,363     334,402       0.0%
    OceanaGold Corp.                                              7,197,661  19,396,321       0.1%
    Osisko Gold Royalties, Ltd.                                     397,585   3,880,011       0.0%
#*  Painted Pony Energy, Ltd.                                     2,705,443   5,899,950       0.0%
    Pan American Silver Corp.                                       246,321   3,971,217       0.0%
#*  Paramount Resources, Ltd. Class A                             1,388,791  19,826,734       0.1%
#*  Pine Cliff Energy, Ltd.                                          71,000      16,589       0.0%
#   Pizza Pizza Royalty Corp.                                        19,300     207,889       0.0%
    Polaris Infrastructure, Inc.                                    100,387   1,494,136       0.0%
#*  Precision Drilling Corp.                                     10,960,723  39,098,182       0.2%
#   Pulse Seismic, Inc.                                             321,356     750,861       0.0%
#   Quarterhill, Inc.                                             2,100,388   3,157,248       0.0%
#*  RB Energy, Inc.                                                 238,050         119       0.0%
    Reitmans Canada, Ltd. Class A                                   529,151   1,640,267       0.0%
    Rocky Mountain Dealerships, Inc.                                235,695   2,268,928       0.0%
    Russel Metals, Inc.                                              12,490     283,857       0.0%
#*  Sabina Gold & Silver Corp.                                      463,980     614,328       0.0%
#*  Sandstorm Gold, Ltd.                                          1,699,471   7,862,345       0.1%
*   SEMAFO, Inc.                                                  3,027,137   9,383,547       0.1%
#*  Sherritt International Corp.                                  4,006,114   3,806,581       0.0%
#*  Sierra Wireless, Inc.                                           398,740   6,906,794       0.1%
*   Sonde Resources Corp.                                           463,104         232       0.0%
*   Southern Pacific Resource Corp.                                 156,000           2       0.0%
*   Spartan Energy Corp.                                          2,695,416  13,351,648       0.1%
#   Sprott, Inc.                                                    237,652     629,321       0.0%
*   SSR Mining, Inc.                                              2,499,758  25,602,099       0.2%
#*  Stornoway Diamond Corp.                                         254,029     114,753       0.0%
    Stuart Olson, Inc.                                              405,672   2,328,597       0.0%
#   Surge Energy, Inc.                                            8,403,751  15,643,105       0.1%
    Tahoe Resources, Inc.                                         2,084,024  10,501,682       0.1%
*   Tamarack Valley Energy, Ltd.                                  1,568,624   4,349,314       0.0%
*   Taseko Mines, Ltd.                                            1,113,687   1,327,109       0.0%
*   Teranga Gold Corp.                                            1,822,913   6,956,870       0.1%
    Tidewater Midstream and Infrastructure, Ltd.                     96,265      97,468       0.0%
#   Timbercreek Financial Corp.                                     300,375   2,145,285       0.0%
    TMX Group, Ltd.                                                 313,403  18,902,549       0.1%
#   TORC Oil & Gas, Ltd.                                          5,376,350  30,483,919       0.2%
    Total Energy Services, Inc.                                     274,785   2,914,890       0.0%
    TransAlta Corp.                                               5,855,207  30,827,680       0.2%
    Transcontinental, Inc. Class A                                  696,736  14,673,267       0.1%
*   TransGlobe Energy Corp.                                         443,407     797,749       0.0%
*   Trevali Mining Corp.                                              8,107       7,514       0.0%
#*  Trican Well Service, Ltd.                                     4,301,983  11,458,998       0.1%
#*  Trinidad Drilling, Ltd.                                       6,493,303   9,406,553       0.1%
#*  UrtheCast Corp.                                                 458,263     110,644       0.0%
#*  Western Energy Services Corp.                                   170,364     155,244       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
CANADA -- (Continued)
    WestJet Airlines, Ltd.                                          33,472 $      595,689       0.0%
    Whitecap Resources, Inc.                                     6,429,761     46,572,512       0.3%
*   Xtreme Drilling Corp.                                           65,500        102,029       0.0%
    Yamana Gold, Inc.                                            7,407,317     21,288,212       0.1%
#*  Yellow Pages, Ltd.                                              10,549         57,594       0.0%
                                                                           --------------       ---
TOTAL CANADA                                                                1,245,547,113       7.7%
                                                                           --------------       ---
DENMARK -- (1.5%)
    Alm Brand A.S.                                               2,055,017     21,718,092       0.1%
*   Bang & Olufsen A.S.                                             78,744      1,938,295       0.0%
    Brodrene Hartmann A.S.                                          35,941      2,123,417       0.0%
*   D/S Norden A.S.                                                 66,585      1,214,773       0.0%
    DFDS A.S.                                                      256,611     15,976,326       0.1%
    FLSmidth & Co. A.S.                                              4,418        272,889       0.0%
    Harboes Bryggeri A.S. Class B                                   25,276        347,529       0.0%
    Jyske Bank A.S.                                              1,224,516     73,323,500       0.5%
    Matas A.S.                                                      92,681      1,067,345       0.0%
*   Nilfisk Holding A.S.                                           153,727      7,528,121       0.1%
#*  NKT A.S.                                                        79,294      2,357,109       0.0%
    Parken Sport & Entertainment A.S.                                3,027         37,637       0.0%
    Per Aarsleff Holding A.S.                                      402,202     15,059,297       0.1%
    Ringkjoebing Landbobank A.S.                                     7,618        458,937       0.0%
*   Santa Fe Group A.S.                                             73,540        399,525       0.0%
    Scandinavian Tobacco Group A.S. Class A                         47,700        796,737       0.0%
    Schouw & Co., A.S.                                             283,343     27,869,528       0.2%
    Solar A.S. Class B                                              15,667      1,010,961       0.0%
#   Spar Nord Bank A.S.                                          1,598,074     18,251,255       0.1%
    Sydbank A.S.                                                 1,624,758     60,064,321       0.4%
#*  TK Development A.S.                                            791,271        903,823       0.0%
    United International Enterprises                                 6,678      1,495,684       0.0%
                                                                           --------------       ---
TOTAL DENMARK                                                                 254,215,101       1.6%
                                                                           --------------       ---
FINLAND -- (2.3%)
#   Ahlstrom-Munksjo Oyj                                           234,265      4,670,069       0.0%
    Aktia Bank Oyj                                                 136,602      1,358,187       0.0%
    Apetit Oyj                                                      41,771        674,606       0.0%
    Aspo Oyj                                                        34,279        393,576       0.0%
#   Atria Oyj                                                      239,187      3,402,246       0.0%
    Cargotec Oyj Class B                                           976,896     49,755,928       0.3%
    Cramo Oyj                                                      731,897     17,181,828       0.1%
    Digia Oyj                                                        6,012         18,481       0.0%
    Finnair Oyj                                                  1,601,478     21,829,222       0.1%
    Fiskars Oyj Abp                                                 89,709      2,232,575       0.0%
    HKScan Oyj Class A                                             659,838      2,456,807       0.0%
    Kemira Oyj                                                   2,640,133     35,335,520       0.2%
    Kesko Oyj Class A                                               30,716      1,751,917       0.0%
#   Kesko Oyj Class B                                            1,598,059     93,837,658       0.6%
#   Konecranes Oyj                                                 370,204     15,097,796       0.1%
    Metsa Board Oyj                                              5,022,622     56,275,033       0.4%
#   Oriola Oyj Class B                                             249,745        841,830       0.0%
#   Outokumpu Oyj                                                7,264,489     47,014,185       0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FINLAND -- (Continued)
    Pihlajalinna Oyj                                                   746 $     11,848       0.0%
    Raisio Oyj Class V                                           1,907,152    8,115,144       0.1%
    Ramirent Oyj                                                    30,088      261,524       0.0%
    Sanoma Oyj                                                   1,188,518   13,212,385       0.1%
    SRV Group OYJ                                                   30,487      103,888       0.0%
#*  Stockmann Oyj Abp Class B                                       54,102      262,706       0.0%
    Teleste Oyj                                                      2,628       20,168       0.0%
    Tokmanni Group Corp.                                             5,130       43,573       0.0%
    Valmet Oyj                                                     146,477    2,776,641       0.0%
    YIT Oyj                                                      2,478,154   16,630,460       0.1%
                                                                           ------------       ---
TOTAL FINLAND                                                               395,565,801       2.4%
                                                                           ------------       ---
FRANCE -- (4.1%)
#   Actia Group                                                    230,776    2,269,420       0.0%
*   Air France-KLM                                               1,302,211   12,762,215       0.1%
    Albioma SA                                                     378,777    9,366,798       0.1%
    Altamir                                                        342,904    5,763,761       0.0%
#*  Antalis International SAS                                      165,000      324,985       0.0%
    Assystem                                                        56,500    1,902,090       0.0%
    Aubay                                                           45,307    2,187,427       0.0%
#   Axway Software SA                                               20,197      493,613       0.0%
    Beneteau SA                                                     12,019      271,583       0.0%
    Bigben Interactive                                             111,720    1,857,128       0.0%
    Bonduelle SCA                                                  259,103   11,531,897       0.1%
#   Bourbon Corp.                                                  168,470    1,058,925       0.0%
    Burelle SA                                                       6,788   10,863,379       0.1%
#   Casino Guichard Perrachon SA                                   827,064   42,901,118       0.3%
*   Cegedim SA                                                      38,473    1,632,152       0.0%
#   Chargeurs SA                                                   296,598    8,952,124       0.1%
    Cie des Alpes                                                  171,422    6,103,664       0.0%
*   Coface SA                                                      252,325    3,196,849       0.0%
    Derichebourg SA                                              1,628,326   14,410,802       0.1%
    Dom Security                                                    11,357      821,500       0.0%
    Elis SA                                                      1,085,802   25,968,356       0.2%
*   Eramet                                                         109,021   18,975,835       0.1%
*   Esso SA Francaise                                               20,569    1,245,854       0.0%
*   Etablissements Maurel et Prom                                  204,709    1,177,594       0.0%
    Eutelsat Communications SA                                   1,915,993   41,494,648       0.3%
    Exel Industries Class A                                            239       30,426       0.0%
    Fleury Michon SA                                                24,065    1,398,760       0.0%
*   Fnac Darty SA                                                  100,658   10,800,257       0.1%
    Gaumont SA                                                      16,904    2,720,667       0.0%
    Gevelot SA                                                       3,747      900,228       0.0%
    GL Events                                                      184,029    5,796,596       0.0%
    Groupe Crit                                                      4,740      515,727       0.0%
    Groupe Open                                                     28,224    1,193,765       0.0%
    Guerbet                                                         18,585    1,178,064       0.0%
    Imerys SA                                                        7,523      686,643       0.0%
    IPSOS                                                          554,602   21,114,252       0.1%
    Jacquet Metal Service SA                                       291,737   11,262,752       0.1%
#   Korian SA                                                      698,196   24,412,390       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FRANCE -- (Continued)
#   Lagardere SCA                                                1,277,137 $ 36,527,532       0.2%
    Laurent-Perrier                                                  1,935      244,494       0.0%
#   LISI                                                           218,539    8,055,788       0.1%
    Manitou BF SA                                                   60,065    2,725,493       0.0%
    Manutan International                                           28,925    2,901,416       0.0%
    Mersen SA                                                      277,925   13,058,438       0.1%
    MGI Coutier                                                     97,729    3,373,664       0.0%
    Mr Bricolage                                                   102,356    1,848,731       0.0%
*   Naturex                                                          1,792      290,800       0.0%
    Neopost SA                                                     672,150   18,136,805       0.1%
#   Nexans SA                                                      784,899   41,404,679       0.3%
    Nexity SA                                                      620,484   38,798,998       0.2%
*   NRJ Group                                                        5,322       55,224       0.0%
#*  Pierre & Vacances SA                                           120,033    5,915,040       0.0%
#   Plastivaloire                                                  136,008    3,110,216       0.0%
    PSB Industries SA                                               16,263      909,030       0.0%
#   Rallye SA                                                      508,455    7,934,143       0.1%
    Rexel SA                                                     6,155,587   95,422,366       0.6%
    Rothschild & Co.                                               200,476    7,613,369       0.1%
    Samse SA                                                           151       32,271       0.0%
    Savencia SA                                                    133,590   13,836,828       0.1%
    Seche Environnement SA                                          31,054    1,126,930       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    80,783    5,121,964       0.0%
    Sopra Steria Group                                              57,779   12,333,322       0.1%
*   Ste Industrielle d'Aviation Latecoere SA                     1,164,345    7,544,616       0.1%
    Stef SA                                                          1,905      234,946       0.0%
    Sword Group                                                     73,314    3,205,803       0.0%
#   Television Francaise 1                                       1,440,128   18,003,516       0.1%
    Total Gabon                                                      4,772      898,652       0.0%
    Trigano SA                                                      99,354   18,722,854       0.1%
    Vicat SA                                                       291,942   21,515,544       0.1%
    Vilmorin & Cie SA                                               78,803    5,565,418       0.0%
    Vranken-Pommery Monopole SA                                     65,089    1,863,322       0.0%
                                                                           ------------       ---
TOTAL FRANCE                                                                707,876,456       4.4%
                                                                           ------------       ---
GERMANY -- (6.5%)
    Aareal Bank AG                                               1,761,663   88,116,624       0.6%
*   Adler Modemaerkte AG                                             7,843       46,357       0.0%
#*  ADVA Optical Networking SE                                     917,174    6,297,941       0.0%
    Allgeier SE                                                     69,328    2,203,822       0.0%
*   AS Creation Tapeten                                             19,271      447,150       0.0%
    Aurubis AG                                                   1,158,293  103,509,990       0.6%
    Bauer AG                                                       295,305    9,190,494       0.1%
    BayWa AG                                                       309,878   10,820,804       0.1%
    Bechtle AG                                                         742       62,662       0.0%
    Bertrandt AG                                                     1,619      180,648       0.0%
    Bijou Brigitte AG                                               17,548    1,006,523       0.0%
    Bilfinger SE                                                   436,531   20,775,625       0.1%
    Borussia Dortmund GmbH & Co. KGaA                            1,368,434    9,043,767       0.1%
    CENTROTEC Sustainable AG                                       154,736    2,482,336       0.0%
    Comdirect Bank AG                                              127,858    1,960,941       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
GERMANY -- (Continued)
    Corestate Capital Holding SA                                       684 $     37,876       0.0%
    CropEnergies AG                                                368,955    2,275,348       0.0%
    Data Modul AG                                                      831       72,869       0.0%
    Deutsche Beteiligungs AG                                       191,123    8,490,198       0.1%
    Deutsche Pfandbriefbank AG                                   1,553,229   25,125,303       0.2%
    Deutz AG                                                     2,452,914   23,697,751       0.2%
    DMG Mori AG                                                    243,869   14,049,027       0.1%
    Draegerwerk AG & Co. KGaA                                       48,427    2,975,135       0.0%
    Eckert & Ziegler AG                                             63,370    2,784,628       0.0%
    Elmos Semiconductor AG                                         284,186    9,212,395       0.1%
#   ElringKlinger AG                                               356,411    6,443,537       0.0%
*   Euromicron AG                                                   28,709      242,237       0.0%
*   First Sensor AG                                                 28,086      791,549       0.0%
    Freenet AG                                                     348,639   11,067,143       0.1%
#   Gerry Weber International AG                                   200,934    1,914,058       0.0%
    Gesco AG                                                        80,462    2,749,033       0.0%
    Grammer AG                                                     315,419   20,322,715       0.1%
*   H&R GmbH & Co. KGaA                                            175,300    2,578,414       0.0%
    Hamburger Hafen und Logistik AG                                 22,962      551,373       0.0%
#*  Hapag-Lloyd AG                                                  32,006    1,370,088       0.0%
*   Heidelberger Druckmaschinen AG                               3,750,956   13,934,386       0.1%
    Hella GmbH & Co KGaA                                           133,633    8,242,540       0.1%
    Hornbach Baumarkt AG                                            77,461    2,605,756       0.0%
    Indus Holding AG                                               286,136   20,478,001       0.1%
    Init Innovation In Traffic Systems AG                              586       14,000       0.0%
    Isra Vision AG                                                  49,276   10,851,103       0.1%
    Jenoptik AG                                                    822,561   29,841,174       0.2%
#   K+S AG                                                       3,048,592   89,536,076       0.6%
    Kloeckner & Co. SE                                           2,019,905   24,620,964       0.2%
    KSB SE & Co. KGaA                                                5,771    3,048,164       0.0%
    KWS Saat SE                                                     12,071    4,355,637       0.0%
    Lanxess AG                                                     542,571   40,190,563       0.3%
    Leifheit AG                                                     86,649    2,544,530       0.0%
    Leoni AG                                                       845,772   52,968,412       0.3%
*   Manz AG                                                         23,232      950,774       0.0%
*   Mediclin AG                                                    647,471    4,792,907       0.0%
    METRO AG                                                       384,688    5,565,315       0.0%
    MLP SE                                                       1,117,732    6,754,609       0.1%
    Nexus AG                                                       160,838    5,375,594       0.0%
#*  Nordex SE                                                      284,865    3,263,700       0.0%
    OSRAM Licht AG                                                 304,464   17,503,909       0.1%
    PNE Wind AG                                                  1,024,231    3,036,395       0.0%
    Progress-Werk Oberkirch AG                                       5,643      296,591       0.0%
    Puma SE                                                            876      426,543       0.0%
#   QSC AG                                                       2,150,784    4,265,557       0.0%
    Rheinmetall AG                                                 981,706  128,290,590       0.8%
    RHOEN-KLINIKUM AG                                              565,501   18,490,993       0.1%
    SAF-Holland SA                                                 316,307    5,889,648       0.0%
    Salzgitter AG                                                1,310,505   71,967,212       0.5%
#   SHW AG                                                         100,857    4,306,451       0.0%
    Sixt Leasing SE                                                 29,822      640,295       0.0%
    Sixt SE                                                         84,756    9,973,226       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
GERMANY -- (Continued)
#   SMA Solar Technology AG                                         124,021 $    7,622,270       0.1%
    Software AG                                                     111,909      5,501,270       0.0%
#   Suedzucker AG                                                 1,352,875     22,485,562       0.1%
*   SUESS MicroTec SE                                               374,456      5,754,218       0.0%
    Surteco SE                                                       77,006      2,459,794       0.0%
    Takkt AG                                                          2,209         45,629       0.0%
    Technotrans AG                                                   37,472      1,894,426       0.0%
*   Tele Columbus AG                                                 71,478        655,750       0.0%
*   Tom Tailor Holding SE                                           408,598      4,400,551       0.0%
    Uniper SE                                                       841,035     26,004,102       0.2%
    VERBIO Vereinigte BioEnergie AG                                 407,313      1,960,354       0.0%
*   Vossloh AG                                                       15,234        771,482       0.0%
#   VTG AG                                                          320,375     18,276,319       0.1%
    Wacker Chemie AG                                                 45,953      8,257,866       0.1%
    Wacker Neuson SE                                                714,314     22,979,991       0.1%
    Zeal Network SE                                                  15,737        508,073       0.0%
                                                                            --------------       ---
TOTAL GERMANY                                                                1,117,495,633       6.9%
                                                                            --------------       ---
GREECE -- (0.0%)
*   Tropea Holding SA                                                 4,581          2,074       0.0%
                                                                            --------------       ---
HONG KONG -- (3.1%)
    Aeon Credit Service Asia Co., Ltd.                              212,000        171,789       0.0%
#   Agritrade Resources, Ltd.                                    21,115,000      3,950,072       0.0%
    Alco Holdings, Ltd.                                           1,664,000        291,963       0.0%
    Allied Group, Ltd.                                            2,033,000     12,792,156       0.1%
#   Allied Properties HK, Ltd.                                   37,878,372      7,547,886       0.1%
    APAC Resources, Ltd.                                            123,032         19,966       0.0%
*   Applied Development Holdings, Ltd.                            1,245,000         99,518       0.0%
    APT Satellite Holdings, Ltd.                                  3,058,625      1,448,757       0.0%
    Asia Financial Holdings, Ltd.                                 4,718,106      2,926,212       0.0%
    Asia Standard Hotel Group, Ltd.                               6,064,077        379,142       0.0%
#   Asia Standard International Group, Ltd.                      10,933,503      2,621,073       0.0%
    Associated International Hotels, Ltd.                         1,577,000      4,975,537       0.0%
    BeijingWest Industries International, Ltd.                      136,000         19,621       0.0%
    BOC Aviation, Ltd.                                               11,100         64,900       0.0%
    BOE Varitronix, Ltd.                                          3,020,000      1,452,878       0.0%
    CCT Fortis Holdings, Ltd.                                     3,626,000        440,575       0.0%
    Century City International Holdings, Ltd.                    29,999,300      2,853,229       0.0%
*   Champion Technology Holdings, Ltd.                            5,049,168        487,723       0.0%
    Chen Hsong Holdings                                           2,032,000        577,255       0.0%
    Cheuk Nang Holdings, Ltd.                                     4,778,346      2,758,383       0.0%
    Chevalier International Holdings, Ltd.                        2,760,858      4,333,454       0.0%
    China Flavors & Fragrances Co., Ltd.                          3,183,291      1,075,913       0.0%
*   China Soft Power Technology Holdings, Ltd.                   32,760,000        451,765       0.0%
*   China Star Entertainment, Ltd.                                  260,000         10,830       0.0%
#*  China Strategic Holdings, Ltd.                               52,660,000        560,560       0.0%
    Chinese Estates Holdings, Ltd.                                  158,500        235,745       0.0%
    Chinney Investments, Ltd.                                     1,148,000        476,179       0.0%
    Chong Hing Bank, Ltd.                                           380,000        768,137       0.0%
    Chow Sang Sang Holdings International, Ltd.                     382,000        838,631       0.0%
    Chuang's China Investments, Ltd.                             31,164,415      2,252,491       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
HONG KONG -- (Continued)
    Chuang's Consortium International, Ltd.                       23,541,520 $ 5,313,959       0.0%
    CITIC Telecom International Holdings, Ltd.                    12,295,000   3,621,505       0.0%
    CNQC International Holdings, Ltd.                                675,000     245,146       0.0%
    CNT Group, Ltd.                                                1,680,000      87,874       0.0%
#   Cowell e Holdings, Inc.                                        7,969,000   1,826,784       0.0%
    CSI Properties, Ltd.                                         123,915,476   8,007,232       0.1%
*   CST Group, Ltd.                                               56,904,000     252,429       0.0%
    CW Group Holdings, Ltd.                                        3,018,500     462,449       0.0%
    Dah Sing Banking Group, Ltd.                                   7,906,288  18,774,805       0.1%
    Dah Sing Financial Holdings, Ltd.                              3,822,556  25,525,784       0.2%
    Dickson Concepts International, Ltd.                             918,500     335,784       0.0%
    Dynamic Holdings, Ltd.                                           488,000     468,451       0.0%
    Eagle Nice International Holdings, Ltd.                        2,706,000   1,263,441       0.0%
#   EcoGreen International Group, Ltd.                             1,399,840     252,454       0.0%
    Emperor Capital Group, Ltd.                                   35,952,000   2,770,631       0.0%
    Emperor Entertainment Hotel, Ltd.                             11,160,000   2,509,696       0.0%
    Emperor International Holdings, Ltd.                          34,712,333  10,530,119       0.1%
    Emperor Watch & Jewellery, Ltd.                               55,150,000   3,776,682       0.0%
#*  Esprit Holdings, Ltd.                                         17,015,100   5,879,019       0.1%
*   eSun Holdings, Ltd.                                           17,498,400   2,771,300       0.0%
    Far East Consortium International, Ltd.                       29,054,773  16,592,666       0.1%
#   FIH Mobile, Ltd.                                              39,092,000   6,702,069       0.1%
    First Pacific Co., Ltd.                                       17,152,000   8,783,011       0.1%
*   First Shanghai Investments, Ltd.                              11,888,000   1,242,069       0.0%
    Fountain SET Holdings, Ltd.                                   17,194,000   2,644,320       0.0%
*   G-Resources Group, Ltd.                                      388,098,000   3,153,530       0.0%
*   GCL New Energy Holdings, Ltd.                                    660,000      36,608       0.0%
#   Get Nice Financial Group, Ltd.                                 4,153,324     672,228       0.0%
#   Get Nice Holdings, Ltd.                                      155,230,999   5,711,130       0.1%
#*  Global Brands Group Holding, Ltd.                            110,498,000   5,445,236       0.0%
    Glorious Sun Enterprises, Ltd.                                 2,976,000     328,428       0.0%
    Gold Peak Industries Holdings, Ltd.                            7,973,907     864,814       0.0%
    Golden Resources Development International, Ltd.              12,045,000     727,944       0.0%
*   Good Resources Holdings, Ltd.                                    250,000       8,563       0.0%
    Great Eagle Holdings, Ltd.                                     3,242,481  16,378,731       0.1%
    Guangnan Holdings, Ltd.                                        5,970,000     697,990       0.0%
#   Haitong International Securities Group, Ltd.                  18,675,373  10,886,577       0.1%
    Hanison Construction Holdings, Ltd.                            7,248,724   1,317,659       0.0%
*   Hao Tian Development Group, Ltd.                               5,186,033     193,970       0.0%
    Harbour Centre Development, Ltd.                               2,204,000   4,090,754       0.0%
    High Fashion International, Ltd.                                 652,000     153,332       0.0%
    HKR International, Ltd.                                       18,245,598  11,101,497       0.1%
    Hon Kwok Land Investment Co., Ltd.                             7,146,935   4,058,959       0.0%
    Hong Kong Ferry Holdings Co., Ltd.                             2,388,000   2,744,298       0.0%
#   Hong Kong International Construction Investment Management
      Group Co., Ltd.                                                428,000     112,342       0.0%
#   Hongkong & Shanghai Hotels, Ltd. (The)                         7,538,061  11,424,607       0.1%
    Hongkong Chinese, Ltd.                                        22,269,100   3,881,993       0.0%
    Hopewell Holdings, Ltd.                                        7,071,000  25,083,067       0.2%
#*  Hsin Chong Group Holdings, Ltd.                               25,756,000     215,272       0.0%
*   Huan Yue Interactive Holdings, Ltd.                            1,067,000     120,154       0.0%
*   Huisheng International Holdings, Ltd.                          1,804,000      66,371       0.0%
    Hung Hing Printing Group, Ltd.                                 7,893,275   1,798,038       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (Continued)
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.        20,472,000 $ 7,524,817       0.1%
    IPE Group, Ltd.                                              10,775,000   1,964,736       0.0%
    ITC Properties Group, Ltd.                                    1,059,782     373,313       0.0%
    Kader Holdings Co., Ltd.                                        256,000      49,060       0.0%
    Keck Seng Investments                                         2,818,000   2,468,768       0.0%
    Kerry Logistics Network, Ltd.                                 2,333,500   3,563,330       0.0%
#   Kowloon Development Co., Ltd.                                10,117,277  11,397,130       0.1%
    Kwoon Chung Bus Holdings, Ltd.                                  148,000      82,108       0.0%
    Lai Sun Development Co., Ltd.                                 7,077,133  10,934,380       0.1%
#   Lai Sun Garment International, Ltd.                           7,940,492  11,423,154       0.1%
*   Lerado Financial Group Co., Ltd.                                658,400       1,996       0.0%
    Lippo China Resources, Ltd.                                   8,298,000     257,161       0.0%
    Lippo, Ltd.                                                   4,668,500   2,453,544       0.0%
    Liu Chong Hing Investment, Ltd.                               4,334,000   6,968,385       0.1%
    Luks Group Vietnam Holdings Co., Ltd.                         1,064,642     335,403       0.0%
    Lung Kee Bermuda Holdings                                       570,000     295,059       0.0%
    Magnificent Hotel Investment, Ltd.                           38,616,600   1,048,786       0.0%
*   Mason Group Holdings, Ltd.                                   22,560,400     591,302       0.0%
#*  Master Glory Group, Ltd.                                     36,972,596     352,577       0.0%
    Melco International Development, Ltd.                         1,949,000   7,215,855       0.1%
    Ming Fai International Holdings, Ltd.                         2,592,000     389,775       0.0%
#   Miramar Hotel & Investment                                    2,164,000   4,242,227       0.0%
    Modern Dental Group, Ltd.                                       478,000     136,937       0.0%
#*  Mongolian Mining Corp.                                       17,338,000     329,426       0.0%
    NagaCorp, Ltd.                                                  604,000     624,443       0.0%
    Nanyang Holdings, Ltd.                                           98,850     716,102       0.0%
    National Electronic Hldgs                                     4,835,648     712,967       0.0%
*   Neo-Neon Holdings, Ltd.                                       5,982,000     652,524       0.0%
*   New Sports Group, Ltd.                                          948,500      95,891       0.0%
#*  Newocean Energy Holdings, Ltd.                               16,308,000   3,798,417       0.0%
*   Next Digital, Ltd.                                              798,000      27,395       0.0%
    Orient Overseas International, Ltd.                           3,286,000  31,244,773       0.2%
    Oriental Watch Holdings                                       3,004,000     982,944       0.0%
*   Pacific Andes International Holdings, Ltd.                   88,958,890     310,560       0.0%
*   Pacific Basin Shipping, Ltd.                                 89,758,000  23,866,126       0.2%
    Pacific Plywood Holdings, Ltd.                                3,240,000      78,021       0.0%
    Paliburg Holdings, Ltd.                                      11,071,041   4,839,877       0.0%
    Playmates Holdings, Ltd.                                     30,957,000   4,242,706       0.0%
    Playmates Toys, Ltd.                                            188,000      20,787       0.0%
    Pokfulam Development Co.                                        260,000     580,881       0.0%
    Polytec Asset Holdings, Ltd.                                 37,119,190   3,160,531       0.0%
    Public Financial Holdings, Ltd.                               2,890,444   1,238,024       0.0%
*   PYI Corp., Ltd.                                              45,152,086     796,695       0.0%
    Regal Hotels International Holdings, Ltd.                     8,894,623   5,954,736       0.1%
    Safety Godown Co., Ltd.                                         140,000     306,190       0.0%
#   SEA Holdings, Ltd.                                            2,351,368   3,882,943       0.0%
#   Shenwan Hongyuan HK, Ltd.                                     1,215,000     374,431       0.0%
    Shun Ho Property Investments, Ltd.                              271,173      98,355       0.0%
    Shun Tak Holdings, Ltd.                                      49,710,546  20,459,288       0.1%
    Singamas Container Holdings, Ltd.                            25,698,000   4,093,610       0.0%
    Sitoy Group Holdings, Ltd.                                    2,546,000     545,496       0.0%
#*  Solartech International Holdings, Ltd.                          760,000     121,856       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
HONG KONG -- (Continued)
#   Soundwill Holdings, Ltd.                                      1,737,500 $  3,090,691       0.0%
*   South China Holdings Co., Ltd.                               30,297,751    1,019,801       0.0%
    Stella International Holdings, Ltd.                             166,000      195,612       0.0%
*   Summit Ascent Holdings, Ltd.                                    178,000       21,266       0.0%
    Sun Hung Kai & Co., Ltd.                                     11,593,688    7,152,577       0.1%
#   TAI Cheung Holdings, Ltd.                                     4,652,000    5,123,982       0.0%
    Tan Chong International, Ltd.                                 3,879,000    1,338,489       0.0%
    Tao Heung Holdings, Ltd.                                        293,000       53,264       0.0%
    Tern Properties Co., Ltd.                                       146,000       89,932       0.0%
    Texwinca Holdings, Ltd.                                       1,984,000      997,520       0.0%
    Tian Teck Land, Ltd.                                            646,000      756,318       0.0%
    Transport International Holdings, Ltd.                          268,930      814,815       0.0%
*   Trinity, Ltd.                                                 2,332,000      235,443       0.0%
#*  United Laboratories International Holdings, Ltd. (The)        7,152,000    7,758,874       0.1%
    Upbest Group, Ltd.                                            4,920,000      639,999       0.0%
    Vantage International Holdings, Ltd.                          5,526,000      593,935       0.0%
    Vedan International Holdings, Ltd.                            6,036,000      600,713       0.0%
*   Victory City International Holdings, Ltd.                    87,792,231    1,201,775       0.0%
#   VSTECS Holdings, Ltd.                                         7,476,000    3,900,606       0.0%
    Wai Kee Holdings, Ltd.                                          346,000      200,112       0.0%
    Wang On Group, Ltd.                                          92,400,000    1,347,129       0.0%
    Win Hanverky Holdings, Ltd.                                   4,408,000      425,334       0.0%
*   Winfull Group Holdings, Ltd.                                 16,976,000      325,995       0.0%
    Wing On Co. International, Ltd.                               2,625,500    9,764,962       0.1%
#   Wing Tai Properties, Ltd.                                     2,486,749    1,927,679       0.0%
    Wong's International Holdings, Ltd.                              70,000       26,864       0.0%
    Wong's Kong King International                                  300,000       47,365       0.0%
    Yau Lee Holdings, Ltd.                                           71,750       12,953       0.0%
                                                                            ------------       ---
TOTAL HONG KONG                                                              536,685,914       3.3%
                                                                            ------------       ---
IRELAND -- (0.3%)
    C&C Group P.L.C.                                              3,081,627   11,585,017       0.1%
    FBD Holdings P.L.C.                                              93,874    1,332,520       0.0%
    Kingspan Group P.L.C.                                           193,579    8,763,110       0.1%
*   Permanent TSB Group Holdings P.L.C.                              26,079       54,797       0.0%
    Smurfit Kappa Group P.L.C.                                      738,842   31,495,360       0.1%
                                                                            ------------       ---
TOTAL IRELAND                                                                 53,230,804       0.3%
                                                                            ------------       ---
ISRAEL -- (0.6%)
    Albaad Massuot Yitzhak, Ltd.                                     14,144      186,249       0.0%
    Ashtrom Group, Ltd.                                              26,312      107,989       0.0%
    Ashtrom Properties, Ltd.                                          5,565       23,340       0.0%
#*  Azorim-Investment Development & Construction Co., Ltd.          541,185      528,400       0.0%
    Carasso Motors, Ltd.                                              1,792       11,196       0.0%
#*  Clal Insurance Enterprises Holdings, Ltd.                       408,033    6,384,728       0.1%
    Direct Insurance Financial Investments, Ltd.                      3,978       48,448       0.0%
    Dor Alon Energy in Israel 1988, Ltd.                              2,098       26,596       0.0%
#   El Al Israel Airlines                                         1,555,247      446,196       0.0%
*   Elron Electronic Industries, Ltd.                               124,275      517,156       0.0%
    First International Bank Of Israel, Ltd.                        598,382   12,335,307       0.1%
#   Formula Systems 1985, Ltd.                                      112,580    3,871,289       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
ISRAEL -- (Continued)
    Fox Wizel, Ltd.                                                  24,179 $    419,075       0.0%
*   Gilat Satellite Networks, Ltd.                                   46,895      396,011       0.0%
    Hadera Paper, Ltd.                                                5,464      364,742       0.0%
    Harel Insurance Investments & Financial Services, Ltd.        2,686,921   19,504,193       0.1%
*   Israel Discount Bank, Ltd. Class A                            8,152,683   22,574,058       0.2%
    Israel Land Development Co., Ltd. (The)                           1,284       13,168       0.0%
    Isras Investment Co., Ltd.                                          194       22,077       0.0%
*   Jerusalem Oil Exploration                                       205,218   11,522,677       0.1%
    Kenon Holdings, Ltd.                                            134,258    2,084,354       0.0%
    Meitav Dash Investments, Ltd.                                    60,763      189,189       0.0%
    Menora Mivtachim Holdings, Ltd.                                 468,066    5,241,789       0.0%
    Migdal Insurance & Financial Holding, Ltd.                    2,034,805    1,992,848       0.0%
    Neto ME Holdings, Ltd.                                              823       72,646       0.0%
#   Oil Refineries, Ltd.                                         19,167,213    8,293,735       0.1%
    Paz Oil Co., Ltd.                                                14,938    2,188,423       0.0%
#*  Phoenix Holdings, Ltd. (The)                                  1,033,900    5,276,322       0.0%
    Plasson Industries, Ltd.                                          1,316       61,165       0.0%
#   Shikun & Binui, Ltd.                                            200,312      339,487       0.0%
    Summit Real Estate Holdings, Ltd.                               313,025    2,814,429       0.0%
#*  Union Bank of Israel                                            485,299    2,492,674       0.0%
                                                                            ------------       ---
TOTAL ISRAEL                                                                 110,349,956       0.7%
                                                                            ------------       ---
ITALY -- (4.7%)
#   A2A SpA                                                      26,795,521   53,878,933       0.3%
    ACEA SpA                                                         65,313    1,145,834       0.0%
*   Aeffe SpA                                                       292,205    1,042,619       0.0%
*   Arnoldo Mondadori Editore SpA                                 2,495,657    4,881,321       0.0%
    Ascopiave SpA                                                     8,647       35,471       0.0%
#   Astaldi SpA                                                   1,331,662    3,774,877       0.0%
    Autostrade Meridionali SpA                                        1,006       39,143       0.0%
    Banca IFIS SpA                                                  121,709    4,795,072       0.0%
    Banca Popolare di Sondrio SCPA                                9,854,792   46,558,566       0.3%
#   Banca Profilo SpA                                             2,643,969      721,764       0.0%
#   Banca Sistema SpA                                               166,719      457,929       0.0%
#*  Banco BPM SpA                                                21,480,343   77,916,524       0.5%
    Banco di Desio e della Brianza SpA                              423,435    1,212,302       0.0%
#   BPER Banca                                                   14,472,034   83,539,576       0.5%
#   Buzzi Unicem SpA                                              1,502,207   37,928,651       0.2%
    Cairo Communication SpA                                         339,123    1,529,285       0.0%
    Cementir Holding SpA                                          1,905,530   15,932,279       0.1%
    CIR-Compagnie Industriali Riunite SpA                         9,939,325   13,066,227       0.1%
    Credito Emiliano SpA                                          1,387,866   12,205,316       0.1%
#*  d'Amico International Shipping SA                             5,194,117    1,266,689       0.0%
    Danieli & C Officine Meccaniche SpA                             271,377    7,463,676       0.1%
    De' Longhi SpA                                                  231,712    6,926,978       0.1%
    DeA Capital SpA                                               1,983,748    3,589,474       0.0%
    El.En. SpA                                                       30,744    1,209,968       0.0%
*   Elica SpA                                                        80,950      222,951       0.0%
    Emak SpA                                                        592,056      954,325       0.0%
    ERG SpA                                                       1,452,822   34,806,653       0.2%
#   Esprinet SpA                                                    368,462    1,941,830       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
ITALY -- (Continued)
#*  Eurotech SpA                                                    661,606 $  1,285,302       0.0%
*   Exprivia SpA                                                    287,084      466,148       0.0%
    Falck Renewables SpA                                          4,200,921   10,170,326       0.1%
*   Fincantieri SpA                                               7,127,381   11,198,890       0.1%
    FNM SpA                                                       3,215,321    2,599,812       0.0%
#*  GEDI Gruppo Editoriale SpA                                    2,306,486    1,169,912       0.0%
    Hera SpA                                                        100,296      370,781       0.0%
*   IMMSI SpA                                                     4,589,351    3,336,266       0.0%
#*  Intek Group SpA                                               2,417,395      919,107       0.0%
    Italmobiliare SpA                                               162,740    4,416,865       0.0%
    IVS Group SA                                                     11,002      147,763       0.0%
    La Doria SpA                                                     37,641      548,888       0.0%
    Massimo Zanetti Beverage Group SpA                               31,872      278,903       0.0%
*   Openjobmetis SpA agenzia per il lavoro                              771       11,201       0.0%
    OVS SpA                                                         640,609    2,720,892       0.0%
    Panariagroup Industrie Ceramiche SpA                            111,236      488,196       0.0%
    Parmalat SpA                                                        165          602       0.0%
    Piaggio & C SpA                                                 195,887      513,883       0.0%
    Prima Industrie SpA                                              27,614    1,366,183       0.0%
#   Reno de Medici SpA                                            2,863,186    2,621,024       0.0%
#*  Retelit SpA                                                   3,377,075    7,945,057       0.1%
    Sabaf SpA                                                        19,999      461,618       0.0%
#*  Safilo Group SpA                                                440,531    2,208,579       0.0%
#*  Saipem SpA                                                      721,274    2,754,712       0.0%
#   Salini Impregilo SpA                                          3,545,872   10,145,354       0.1%
    Servizi Italia SpA                                               43,056      280,499       0.0%
    Societa Cattolica di Assicurazioni SC                         4,642,964   49,433,180       0.3%
    Societa Iniziative Autostradali e Servizi SpA                   489,853   10,376,567       0.1%
*   Sogefi SpA                                                      249,845      978,193       0.0%
#   SOL SpA                                                          50,251      688,764       0.0%
    Tamburi Investment Partners SpA                                  36,746      271,849       0.0%
#   Unione di Banche Italiane SpA                                25,149,018  129,535,502       0.8%
    Unipol Gruppo SpA                                            13,259,468   71,019,477       0.5%
#   UnipolSai Assicurazioni SpA                                  16,680,531   44,828,239       0.3%
    Vittoria Assicurazioni SpA                                      225,111    3,195,708       0.0%
                                                                            ------------       ---
TOTAL ITALY                                                                  797,798,475       4.9%
                                                                            ------------       ---
JAPAN -- (26.3%)
    77 Bank, Ltd. (The)                                             317,200    7,837,221       0.1%
    A&A Material Corp.                                                5,500       65,276       0.0%
    A&D Co., Ltd.                                                   348,100    2,190,381       0.0%
    Achilles Corp.                                                  322,100    6,692,571       0.1%
    ADEKA Corp.                                                   1,091,900   19,389,408       0.1%
    Agro-Kanesho Co., Ltd.                                           16,600      439,554       0.0%
    Ahresty Corp.                                                   669,800    6,079,634       0.0%
    Aichi Bank, Ltd. (The)                                          111,300    5,318,682       0.0%
    Aichi Corp.                                                     139,400      991,512       0.0%
    Aichi Steel Corp.                                               284,000   12,257,590       0.1%
    Aichi Tokei Denki Co., Ltd.                                      14,600      552,257       0.0%
    Aiphone Co., Ltd.                                                89,300    1,493,747       0.0%
    Airport Facilities Co., Ltd.                                    590,000    3,413,523       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Airtech Japan, Ltd.                                             18,400 $   149,645       0.0%
    Aisan Industry Co., Ltd.                                       995,230  10,268,155       0.1%
    Akatsuki Corp.                                                   4,500      18,298       0.0%
    Akita Bank, Ltd. (The)                                         304,300   8,323,225       0.1%
    Alconix Corp.                                                  245,300   4,382,470       0.0%
    Alinco, Inc.                                                   110,400   1,099,415       0.0%
    Alpen Co., Ltd.                                                574,900  12,621,534       0.1%
    Alpha Corp.                                                    142,400   2,313,574       0.0%
    Alpha Systems, Inc.                                             17,360     360,184       0.0%
#   Alpine Electronics, Inc.                                     1,090,300  20,617,492       0.1%
    Alps Logistics Co., Ltd.                                       138,800   1,146,535       0.0%
#   Altech Co., Ltd.                                                20,000      65,242       0.0%
    Anabuki Kosan, Inc.                                              1,300      37,428       0.0%
    AOI Electronic Co., Ltd.                                         4,900     189,889       0.0%
    AOKI Holdings, Inc.                                            694,922  10,662,242       0.1%
    Aomori Bank, Ltd. (The)                                        390,200  12,147,443       0.1%
    Aoyama Trading Co., Ltd.                                       958,999  36,935,076       0.2%
    Arakawa Chemical Industries, Ltd.                              432,400   7,885,139       0.1%
    Arata Corp.                                                     62,800   3,721,905       0.0%
    Araya Industrial Co., Ltd.                                      99,000   1,919,520       0.0%
    Arcland Sakamoto Co., Ltd.                                     384,700   6,069,501       0.0%
    Arcs Co., Ltd.                                                 147,900   4,051,547       0.0%
#*  Arisawa Manufacturing Co., Ltd.                                857,282   8,158,509       0.1%
    Artnature, Inc.                                                 94,100     643,365       0.0%
    As-me ESTELLE Co., Ltd.                                          9,000      72,546       0.0%
    Asahi Broadcasting Group Holdings Corp.                        154,500   1,245,624       0.0%
    Asahi Diamond Industrial Co., Ltd.                             735,100   7,041,396       0.1%
    Asahi Kogyosha Co., Ltd.                                       103,124   3,395,356       0.0%
    Asahi Yukizai Corp.                                            349,700   5,835,160       0.0%
    Asanuma Corp.                                                  630,000   2,310,159       0.0%
#   Ashimori Industry Co., Ltd.                                    132,299   2,939,109       0.0%
    Asia Pile Holdings Corp.                                       268,900   1,579,882       0.0%
    ASKA Pharmaceutical Co., Ltd.                                  235,600   3,588,395       0.0%
#   Asti Corp.                                                      79,800   3,028,906       0.0%
    Asunaro Aoki Construction Co., Ltd.                            573,800   5,531,548       0.0%
    Atsugi Co., Ltd.                                               128,200   1,445,044       0.0%
    Awa Bank, Ltd. (The)                                         3,442,600  22,478,653       0.1%
    Bando Chemical Industries, Ltd.                                358,400   4,301,283       0.0%
    Bank of Iwate, Ltd. (The)                                      229,100   8,973,557       0.1%
    Bank of Kochi, Ltd. (The)                                       57,499     677,555       0.0%
#   Bank of Nagoya, Ltd. (The)                                     154,670   5,752,178       0.0%
    Bank of Okinawa, Ltd. (The)                                    333,740  14,035,433       0.1%
    Bank of Saga, Ltd. (The)                                       222,300   5,100,526       0.0%
    Bank of the Ryukyus, Ltd.                                      921,500  14,135,789       0.1%
#   Bank of Toyama, Ltd. (The)                                       1,700      61,690       0.0%
    Belluna Co., Ltd.                                              845,324   9,832,107       0.1%
    Bunka Shutter Co., Ltd.                                        290,200   2,884,303       0.0%
    CAC Holdings Corp.                                             199,100   2,014,561       0.0%
    Canon Electronics, Inc.                                         98,400   2,288,769       0.0%
#   Carlit Holdings Co., Ltd.                                      242,200   2,346,490       0.0%
    Cawachi, Ltd.                                                  486,300  11,306,854       0.1%
    Central Glass Co., Ltd.                                      1,013,200  24,005,511       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Chiba Kogyo Bank, Ltd. (The)                                 1,151,200 $ 5,337,211       0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.                    4,700      64,737       0.0%
    Chino Corp.                                                     14,000     207,682       0.0%
    Chiyoda Integre Co., Ltd.                                       96,700   2,221,113       0.0%
    Chodai Co., Ltd.                                                 2,600      17,987       0.0%
    Chori Co., Ltd.                                                 23,700     453,886       0.0%
    Chubu Shiryo Co., Ltd.                                         375,700   8,445,554       0.1%
    Chudenko Corp.                                                 101,760   2,829,676       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                 271,700   4,819,637       0.0%
    Chugoku Bank, Ltd. (The)                                        20,000     232,280       0.0%
    Chugoku Marine Paints, Ltd.                                  1,321,600  13,035,675       0.1%
    Chukyo Bank, Ltd. (The)                                        168,700   3,631,992       0.0%
#   Chuo Gyorui Co., Ltd.                                           60,600   1,535,504       0.0%
    Chuo Spring Co., Ltd.                                           92,700   2,967,067       0.0%
    CI Takiron Corp.                                             1,131,600   6,905,064       0.1%
    Citizen Watch Co., Ltd.                                      1,933,700  14,407,643       0.1%
    Cleanup Corp.                                                  625,300   5,092,859       0.0%
#   CMK Corp.                                                    1,031,000   8,313,458       0.1%
    Computer Engineering & Consulting, Ltd.                         83,400   2,557,494       0.0%
    Corona Corp.                                                   258,800   3,051,889       0.0%
    Cosmo Energy Holdings Co., Ltd.                                125,200   4,124,484       0.0%
    Cosmos Initia Co., Ltd.                                          4,500      33,961       0.0%
    Create Medic Co., Ltd.                                          13,200     144,541       0.0%
    Cross Plus, Inc.                                                 5,800      43,179       0.0%
    CTI Engineering Co., Ltd.                                      352,500   4,714,282       0.0%
    Dai-Dan Co., Ltd.                                              272,300   6,588,746       0.1%
    Dai-ichi Seiko Co., Ltd.                                       279,000   5,470,609       0.0%
    Daibiru Corp.                                                  579,500   6,909,655       0.1%
    Daido Kogyo Co., Ltd.                                          158,089   2,166,722       0.0%
    Daido Metal Co., Ltd.                                          234,000   2,776,376       0.0%
    Daido Steel Co., Ltd.                                           93,300   5,038,255       0.0%
#   Daihatsu Diesel Manufacturing Co., Ltd.                        246,200   2,007,456       0.0%
    Daiho Corp.                                                  1,418,000   8,628,075       0.1%
    Daiichi Jitsugyo Co., Ltd.                                     118,300   3,615,304       0.0%
    Daiichi Kensetsu Corp.                                           2,700      43,888       0.0%
    Daiki Aluminium Industry Co., Ltd.                             660,900   4,551,619       0.0%
#   Daikoku Denki Co., Ltd.                                        117,800   1,945,257       0.0%
    Daikyo, Inc.                                                     1,200      26,118       0.0%
    Dainichi Co., Ltd.                                             228,800   1,685,755       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.        165,600   6,782,569       0.1%
    Daishi Bank, Ltd. (The)                                        663,593  29,756,559       0.2%
#   Daishinku Corp.                                                212,800   2,536,515       0.0%
    Daisue Construction Co., Ltd.                                   47,600     451,419       0.0%
    Daito Bank, Ltd. (The)                                         351,000   4,211,353       0.0%
    Daitron Co., Ltd.                                               38,700     736,666       0.0%
    Daiwa Industries, Ltd.                                         249,200   2,723,596       0.0%
    Daiwabo Holdings Co., Ltd.                                     270,800  12,285,795       0.1%
#   DCM Holdings Co., Ltd.                                       2,779,300  27,654,503       0.2%
    Denki Kogyo Co., Ltd.                                            2,600      78,575       0.0%
    Denyo Co., Ltd.                                                252,900   4,421,338       0.0%
    DKS Co., Ltd.                                                1,015,000   6,424,481       0.1%
#   DMW Corp.                                                       49,100   1,036,278       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Dowa Holdings Co., Ltd.                                        122,500 $ 4,603,644       0.0%
    DSB Co., Ltd.                                                  132,200     706,172       0.0%
    Duskin Co., Ltd.                                                78,400   1,976,456       0.0%
    DyDo Group Holdings, Inc.                                       41,500   2,582,706       0.0%
#   Dynic Corp.                                                     43,600     420,589       0.0%
    Ebara Jitsugyo Co., Ltd.                                        12,100     261,998       0.0%
#   EDION Corp.                                                  2,570,300  30,127,540       0.2%
    Ehime Bank, Ltd. (The)                                         680,399   8,201,306       0.1%
    Eidai Co., Ltd.                                                453,000   2,258,983       0.0%
    Eighteenth Bank, Ltd. (The)                                  3,996,000  10,570,376       0.1%
    Eizo Corp.                                                     148,400   6,937,361       0.1%
    Elematec Corp.                                                  64,200   1,430,714       0.0%
    Endo Lighting Corp.                                            215,500   2,016,467       0.0%
#   Enomoto Co., Ltd.                                               21,800     322,090       0.0%
    Enplas Corp.                                                    11,400     327,894       0.0%
    ESPEC Corp.                                                    316,600   7,447,249       0.1%
#   Excel Co., Ltd.                                                236,100   6,049,499       0.0%
    Exedy Corp.                                                    357,000  12,090,829       0.1%
#   F-Tech, Inc.                                                   320,800   4,018,929       0.0%
    Faith, Inc.                                                     22,960     237,569       0.0%
    Falco Holdings Co., Ltd.                                        46,400     787,494       0.0%
    FCC Co., Ltd.                                                    7,000     198,003       0.0%
    Fenwal Controls of Japan, Ltd.                                   7,300     107,265       0.0%
    Ferrotec Holdings Corp.                                        187,000   4,160,466       0.0%
    FIDEA Holdings Co., Ltd.                                     3,701,900   6,493,810       0.1%
    First Bank of Toyama, Ltd. (The)                                43,200     195,666       0.0%
#   First Juken Co., Ltd.                                           81,600   1,199,102       0.0%
#   FJ Next Co., Ltd.                                              342,800   2,677,699       0.0%
    Foster Electric Co., Ltd.                                      432,800  10,138,914       0.1%
    France Bed Holdings Co., Ltd.                                   22,200     199,632       0.0%
    Fuji Co. Ltd/Ehime                                              28,700     626,832       0.0%
    Fuji Corp., Ltd.                                               354,600   2,929,851       0.0%
#   Fuji Oil Co., Ltd.                                           1,050,300   4,343,736       0.0%
    Fuji Oozx, Inc.                                                    600      29,640       0.0%
    Fuji Soft, Inc.                                                152,500   5,906,536       0.0%
    Fujicco Co., Ltd.                                               54,900   1,263,497       0.0%
    Fujikura Kasei Co., Ltd.                                       449,000   2,782,716       0.0%
    Fujikura Rubber, Ltd.                                          528,100   3,730,906       0.0%
    Fujikura, Ltd.                                               2,416,400  16,511,359       0.1%
#   Fujisash Co., Ltd.                                             754,500     681,568       0.0%
#   Fujishoji Co., Ltd.                                            103,700   1,228,653       0.0%
    Fujitsu Frontech, Ltd.                                         373,900   5,523,032       0.0%
    FuKoKu Co., Ltd.                                               182,200   1,668,233       0.0%
    Fukuda Corp.                                                   108,100   6,779,531       0.1%
    Fukui Bank, Ltd. (The)                                         227,000   5,106,014       0.0%
    Fukushima Bank, Ltd. (The)                                     318,678   2,352,503       0.0%
    Fukuyama Transporting Co., Ltd.                                474,100  19,783,404       0.1%
    Furukawa Co., Ltd.                                             107,500   2,162,301       0.0%
    Furuno Electric Co., Ltd.                                      648,500   5,322,804       0.0%
    Furusato Industries, Ltd.                                      146,300   2,461,164       0.0%
    Fuso Pharmaceutical Industries, Ltd.                            21,200     569,191       0.0%
    Futaba Corp.                                                    58,600   1,214,308       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Futaba Industrial Co., Ltd.                                    339,100 $ 2,710,186       0.0%
    Fuyo General Lease Co., Ltd.                                   212,600  14,400,403       0.1%
    G-Tekt Corp.                                                   447,000   8,635,104       0.1%
    Gakken Holdings Co., Ltd.                                       75,700   3,432,284       0.0%
    Gecoss Corp.                                                   344,500   3,463,526       0.0%
#   Geo Holdings Corp.                                             392,800   6,418,870       0.1%
    GL Sciences, Inc.                                                6,300      95,942       0.0%
    GLOBERIDE, Inc.                                                    200       5,395       0.0%
#   Godo Steel, Ltd.                                               427,200   9,972,725       0.1%
    Goldcrest Co., Ltd.                                            399,230   8,480,208       0.1%
    Grandy House Corp.                                             218,200     977,983       0.0%
#   GSI Creos Corp.                                                173,699   2,569,256       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                             119,900   4,006,871       0.0%
    Gunze, Ltd.                                                    413,200  25,381,081       0.2%
#   H-One Co., Ltd.                                                558,800   6,779,467       0.1%
    H2O Retailing Corp.                                            787,939  14,827,217       0.1%
    Hagihara Industries, Inc.                                       32,600     566,990       0.0%
    Hagiwara Electric Holdings Co., Ltd.                            96,400   2,679,098       0.0%
    Hakuto Co., Ltd.                                               374,000   5,469,827       0.0%
    Hanwa Co., Ltd.                                                569,400  24,878,257       0.2%
    Happinet Corp.                                                  91,100   1,262,011       0.0%
    Harima Chemicals Group, Inc.                                   404,100   3,295,170       0.0%
#   Haruyama Holdings, Inc.                                        261,200   2,591,255       0.0%
    Heian Ceremony Service Co., Ltd.                                 1,400      11,515       0.0%
    Heiwa Corp.                                                    481,900   9,565,038       0.1%
    Heiwa Real Estate Co., Ltd.                                    989,900  23,186,579       0.2%
    Heiwado Co., Ltd.                                              388,924   9,275,572       0.1%
    HI-LEX Corp.                                                    77,100   2,005,559       0.0%
    Hibiya Engineering, Ltd.                                       430,400   8,354,334       0.1%
#   Hirakawa Hewtech Corp.                                          24,600     330,215       0.0%
    Hirano Tecseed Co., Ltd.                                        31,900     673,834       0.0%
    Hiroshima Bank, Ltd. (The)                                      40,800     310,477       0.0%
    Hitachi Zosen Corp.                                          3,045,419  16,532,385       0.1%
    Hodogaya Chemical Co., Ltd.                                     58,399   2,477,672       0.0%
#   Hokkaido Coca-Cola Bottling Co., Ltd.                          446,000   3,125,898       0.0%
    Hokkan Holdings, Ltd.                                          982,000   3,516,572       0.0%
    Hokko Chemical Industry Co., Ltd.                              543,100   3,424,361       0.0%
    Hokkoku Bank, Ltd. (The)                                       626,216  24,992,169       0.2%
    Hokuetsu Bank, Ltd. (The)                                      442,700   9,808,325       0.1%
    Hokuetsu Kishu Paper Co., Ltd.                               4,090,174  25,483,882       0.2%
    Hokuhoku Financial Group, Inc.                               1,271,800  18,814,423       0.1%
    Hokuriku Electric Industry Co., Ltd.                             1,500      20,294       0.0%
#   Hokuriku Electrical Construction Co., Ltd.                     110,300   1,222,150       0.0%
    Honeys Holdings Co., Ltd.                                      260,900   2,494,672       0.0%
    Honshu Chemical Industry Co., Ltd.                              11,900     129,006       0.0%
    Hoosiers Holdings                                              693,500   5,098,690       0.0%
    Hosiden Corp.                                                  174,300   2,078,043       0.0%
    Hosokawa Micron Corp.                                           15,000     996,214       0.0%
    Hurxley Corp.                                                    4,100      40,200       0.0%
    Hyakugo Bank, Ltd. (The)                                     1,832,355   8,549,704       0.1%
    Hyakujushi Bank, Ltd. (The)                                  4,841,000  16,331,499       0.1%
#   I-O Data Device, Inc.                                          218,400   2,257,581       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Ibiden Co., Ltd.                                             1,703,700 $28,134,835       0.2%
    IBJ Leasing Co., Ltd.                                          267,600   7,390,647       0.1%
#   Ichikawa Co., Ltd.                                             117,000     396,706       0.0%
    Ichiken Co., Ltd.                                                2,600      58,002       0.0%
    Iino Kaiun Kaisha, Ltd.                                        896,400   4,459,925       0.0%
#   IJT Technology Holdings Co., Ltd.                              378,460   3,103,532       0.0%
    Imasen Electric Industrial                                     436,099   4,866,771       0.0%
#   Inaba Seisakusho Co., Ltd.                                      63,500     823,246       0.0%
    Inabata & Co., Ltd.                                          1,361,400  20,896,832       0.1%
    Ines Corp.                                                     992,600  10,649,854       0.1%
#   Innotech Corp.                                                 414,900   5,024,231       0.0%
    Intellex Co., Ltd.                                              28,500     279,359       0.0%
    Ise Chemical Corp.                                              47,000     317,951       0.0%
    Iseki & Co., Ltd.                                              321,100   6,191,935       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                   785,100   9,020,382       0.1%
#   Ishizuka Glass Co., Ltd.                                        57,699   1,314,969       0.0%
    Itochu Enex Co., Ltd.                                          697,800   6,844,229       0.1%
    Itochu-Shokuhin Co., Ltd.                                       50,600   2,816,153       0.0%
    Itoki Corp.                                                  1,029,247   6,896,844       0.1%
    IwaiCosmo Holdings, Inc.                                       391,500   5,435,664       0.0%
#   Iwaki & Co., Ltd.                                              861,000   3,207,209       0.0%
    Iwasaki Electric Co., Ltd.                                     215,100   3,282,903       0.0%
    Iwatsu Electric Co., Ltd.                                      148,500   1,120,119       0.0%
    J-Oil Mills, Inc.                                              252,700   8,721,541       0.1%
    Jaccs Co., Ltd.                                                423,700   9,593,070       0.1%
    Jafco Co., Ltd.                                                243,300  10,670,659       0.1%
    Janome Sewing Machine Co., Ltd.                                391,000   2,600,246       0.0%
    Japan Asia Group, Ltd.                                         430,700   2,158,071       0.0%
    Japan Cash Machine Co., Ltd.                                    40,000     450,041       0.0%
#*  Japan Display, Inc.                                          9,773,500  12,915,436       0.1%
    Japan Electronic Materials Corp.                                26,900     204,464       0.0%
    Japan Foundation Engineering Co., Ltd.                         255,600     941,678       0.0%
    Japan Oil Transportation Co., Ltd.                              50,821   1,548,333       0.0%
    Japan Pulp & Paper Co., Ltd.                                   188,700   7,841,240       0.1%
    Japan Transcity Corp.                                          993,000   4,599,784       0.0%
    Japan Wool Textile Co., Ltd. (The)                             882,800   9,202,080       0.1%
    Jimoto Holdings, Inc.                                          946,100   1,652,047       0.0%
    JK Holdings Co., Ltd.                                          155,900   1,338,887       0.0%
    JMS Co., Ltd.                                                  361,243   2,110,208       0.0%
#   Joban Kosan Co., Ltd.                                           18,100     317,774       0.0%
    Joshin Denki Co., Ltd.                                          48,000   1,985,031       0.0%
    Juroku Bank, Ltd. (The)                                        452,300  11,932,095       0.1%
    JVC Kenwood Corp.                                            2,800,100   9,754,882       0.1%
    K&O Energy Group, Inc.                                         317,500   5,035,956       0.0%
*   Kadokawa Dwango                                                730,500   7,554,724       0.1%
    Kaga Electronics Co., Ltd.                                     418,700  10,354,791       0.1%
    Kamei Corp.                                                    774,200  10,740,753       0.1%
    Kanaden Corp.                                                  447,400   5,527,946       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                    4,000     135,194       0.0%
    Kandenko Co., Ltd.                                           1,095,700  12,976,401       0.1%
    Kanematsu Corp.                                                902,400  13,782,869       0.1%
*   Kansai Mirai Financial Group, Inc.                           1,184,388   9,382,364       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Kasai Kogyo Co., Ltd.                                           67,700 $   951,406       0.0%
    Katakura & Co-op Agri Corp.                                     27,900     317,907       0.0%
    Katakura Industries Co., Ltd.                                  140,100   1,778,454       0.0%
    Kato Sangyo Co., Ltd.                                           18,400     677,457       0.0%
#   Kato Works Co., Ltd.                                           301,373   7,055,778       0.1%
    KAWADA TECHNOLOGIES, Inc.                                      120,200   6,968,383       0.1%
#   Kawagishi Bridge Works Co., Ltd.                                18,399     766,703       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.                9,700     315,648       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                                    180,400   4,171,790       0.0%
    Kawasumi Laboratories, Inc.                                    357,920   2,684,518       0.0%
    Keihanshin Building Co., Ltd.                                  755,100   6,433,577       0.1%
#   Keihin Co., Ltd.                                                43,200     653,057       0.0%
    Keihin Corp.                                                 1,146,700  22,651,982       0.2%
    Keiyo Bank, Ltd. (The)                                       4,328,000  19,809,497       0.1%
    Keiyo Co., Ltd.                                                129,800     676,524       0.0%
    KEL Corp.                                                       33,200     380,946       0.0%
    Kimoto Co., Ltd.                                                16,300      45,168       0.0%
    Kimura Unity Co., Ltd.                                           9,500     100,503       0.0%
    King Co., Ltd.                                                  26,700     151,949       0.0%
#*  Kinki Sharyo Co., Ltd. (The)                                     7,100     166,260       0.0%
    Kintetsu World Express, Inc.                                    83,700   1,557,192       0.0%
    Kissei Pharmaceutical Co., Ltd.                                155,900   4,398,199       0.0%
    Kita-Nippon Bank, Ltd. (The)                                   176,100   4,597,695       0.0%
    Kitagawa Iron Works Co., Ltd.                                  195,600   4,985,296       0.0%
    Kitamura Co., Ltd.                                               6,800      61,728       0.0%
    Kitano Construction Corp.                                      984,000   3,582,696       0.0%
    Kitz Corp.                                                     513,800   4,295,678       0.0%
    Kiyo Bank, Ltd. (The)                                        1,084,800  17,662,087       0.1%
    Koa Corp.                                                      463,189  10,104,669       0.1%
    Koatsu Gas Kogyo Co., Ltd.                                     147,400   1,298,130       0.0%
#   Kohnan Shoji Co., Ltd.                                         914,400  23,879,697       0.2%
    Kohsoku Corp.                                                   15,800     195,753       0.0%
    Koike Sanso Kogyo Co., Ltd.                                        300       8,242       0.0%
*   Kojima Co., Ltd.                                               946,500   4,203,366       0.0%
    Kokuyo Co., Ltd.                                               833,011  15,045,311       0.1%
    KOMAIHALTEC, Inc.                                               68,400   1,551,953       0.0%
#   Komatsu Seiren Co., Ltd.                                       431,200   4,205,088       0.0%
#   Komatsu Wall Industry Co., Ltd.                                164,000   3,577,695       0.0%
    Komehyo Co., Ltd.                                              110,000   1,816,059       0.0%
    Komeri Co., Ltd.                                               393,500  10,502,328       0.1%
    Komori Corp.                                                   427,900   5,441,882       0.0%
#   Konaka Co., Ltd.                                               663,403   3,595,273       0.0%
    Konishi Co., Ltd.                                              375,300   6,118,890       0.0%
    Konoike Transport Co., Ltd.                                    215,400   3,766,291       0.0%
#   Kosaido Co., Ltd.                                              125,200     598,259       0.0%
    Krosaki Harima Corp.                                           149,200   6,884,863       0.1%
    KRS Corp.                                                      122,400   3,120,019       0.0%
    KU Holdings Co., Ltd.                                          256,100   2,710,244       0.0%
    Kumiai Chemical Industry Co., Ltd.                              47,000     298,325       0.0%
    Kunimine Industries Co., Ltd.                                    7,400      70,921       0.0%
    Kurabo Industries, Ltd.                                      6,158,000  20,320,757       0.1%
    Kureha Corp.                                                   314,700  21,369,358       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Kurimoto, Ltd.                                                 251,100 $ 4,698,061       0.0%
    KYB Corp.                                                      429,600  20,696,667       0.1%
    Kyodo Printing Co., Ltd.                                       212,700   6,503,661       0.1%
#   Kyoei Steel, Ltd.                                              666,600  13,880,871       0.1%
#   Kyokuto Boeki Kaisha, Ltd.                                     454,000   2,062,204       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                               910,150  14,391,238       0.1%
    KYORIN Holdings, Inc.                                          229,900   4,495,635       0.0%
    Kyoritsu Printing Co., Ltd.                                    169,100     572,636       0.0%
    Kyosan Electric Manufacturing Co., Ltd.                        858,400   5,514,533       0.0%
    Kyowa Electronics Instruments Co., Ltd.                        300,000   1,193,142       0.0%
    Kyowa Leather Cloth Co., Ltd.                                  367,600   3,282,396       0.0%
    Kyushu Financial Group, Inc.                                 1,514,295   7,427,562       0.1%
    Lonseal Corp.                                                   11,400     239,615       0.0%
#   Look Holdings, Inc.                                          1,157,000   3,616,372       0.0%
    Macnica Fuji Electronics Holdings, Inc.                        625,150  10,695,298       0.1%
    Maeda Corp.                                                    207,500   2,560,933       0.0%
    Maeda Road Construction Co., Ltd.                              345,700   7,459,346       0.1%
    Maezawa Industries, Inc.                                        96,000     400,423       0.0%
    Maezawa Kasei Industries Co., Ltd.                             157,400   1,732,514       0.0%
    Maezawa Kyuso Industries Co., Ltd.                             145,300   2,548,433       0.0%
    Makino Milling Machine Co., Ltd.                             1,836,000  17,326,948       0.1%
    Mamiya-Op Co., Ltd.                                              3,500      37,488       0.0%
    Mars Engineering Corp.                                          29,700     662,207       0.0%
    Marubun Corp.                                                  515,500   4,616,697       0.0%
    Marudai Food Co., Ltd.                                       3,282,000  16,142,932       0.1%
    Marufuji Sheet Piling Co., Ltd.                                  1,800      47,779       0.0%
    Maruka Machinery Co., Ltd.                                      43,600     823,610       0.0%
    Maruwa Co., Ltd.                                                12,600   1,038,502       0.0%
    Maruyama Manufacturing Co., Inc.                                44,300     769,556       0.0%
*   Maruzen CHI Holdings Co., Ltd.                                  50,900     165,579       0.0%
    Maruzen Showa Unyu Co., Ltd.                                 1,537,000   7,265,605       0.1%
    Matsuda Sangyo Co., Ltd.                                       150,500   2,533,695       0.0%
    Matsui Construction Co., Ltd.                                  430,700   3,420,399       0.0%
    Maxell Holdings, Ltd.                                          381,600   7,524,810       0.1%
    Maxvalu Nishinihon Co., Ltd.                                     9,600     157,563       0.0%
#   Maxvalu Tokai Co., Ltd.                                        107,700   2,408,094       0.0%
#   Meiji Shipping Co., Ltd.                                        16,100      63,092       0.0%
    Meisei Industrial Co., Ltd.                                    463,500   3,461,968       0.0%
    Meiwa Corp.                                                    410,800   1,984,313       0.0%
    Meiwa Estate Co., Ltd.                                         367,900   2,525,575       0.0%
    Melco Holdings, Inc.                                            14,200     521,965       0.0%
    Michinoku Bank, Ltd. (The)                                     336,800   5,454,557       0.0%
    Mikuni Corp.                                                   515,200   2,964,298       0.0%
#   Mimasu Semiconductor Industry Co., Ltd.                        303,200   5,339,233       0.0%
    Ministop Co., Ltd.                                             100,200   2,078,838       0.0%
#   Miraial Co., Ltd.                                               20,500     286,112       0.0%
    Mirait Holdings Corp.                                        1,063,740  16,870,285       0.1%
    Misawa Homes Co., Ltd.                                         487,900   4,120,023       0.0%
    Mitani Corp.                                                    35,900   1,704,037       0.0%
    Mitani Sangyo Co., Ltd.                                          6,700      27,910       0.0%
    Mito Securities Co., Ltd.                                      802,000   3,097,411       0.0%
    Mitsuba Corp.                                                  293,100   4,278,398       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Mitsubishi Kakoki Kaisha, Ltd.                                  18,300 $   381,050       0.0%
    Mitsubishi Logistics Corp.                                     299,500   6,907,998       0.1%
#   Mitsubishi Paper Mills, Ltd.                                   727,800   4,589,931       0.0%
    Mitsubishi Shokuhin Co., Ltd.                                   14,000     408,523       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                       359,300   8,681,888       0.1%
*   Mitsui E&S Holdings Co., Ltd.                                1,763,200  30,217,010       0.2%
#   Mitsui High-Tec, Inc.                                          479,300   7,020,762       0.1%
    Mitsui Home Co., Ltd.                                          342,000   2,269,859       0.0%
    Mitsui Matsushima Co., Ltd.                                    287,200   4,113,464       0.0%
    Mitsui Sugar Co., Ltd.                                          35,900   1,434,093       0.0%
*   Mitsui-Soko Holdings Co., Ltd.                               2,402,000   7,785,548       0.1%
    Mitsumura Printing Co., Ltd.                                     2,700      60,750       0.0%
    Mitsuuroko Group Holdings Co., Ltd.                            773,300   6,201,517       0.0%
    Miyaji Engineering Group, Inc.                                  85,700   1,673,648       0.0%
    Miyazaki Bank, Ltd. (The)                                      413,726  13,391,874       0.1%
    Miyoshi Oil & Fat Co., Ltd.                                    110,400   1,471,378       0.0%
    Mizuno Corp.                                                   283,979   9,181,869       0.1%
#   Monex Group, Inc.                                            1,201,900   6,836,271       0.1%
    Morito Co., Ltd.                                               148,500   1,400,495       0.0%
    Mory Industries, Inc.                                          142,300   4,302,837       0.0%
    MrMax Holdings, Ltd.                                           479,600   3,256,156       0.0%
    Murakami Corp.                                                  39,700   1,126,137       0.0%
    Musashino Bank, Ltd. (The)                                     721,500  24,038,557       0.2%
#*  Muto Seiko Co.                                                  20,600     229,087       0.0%
#   Nadex Co., Ltd.                                                 35,200     395,457       0.0%
    Nafco Co., Ltd.                                                 47,100     793,946       0.0%
#   Nagano Bank, Ltd. (The)                                        142,799   2,406,158       0.0%
    Nagano Keiki Co., Ltd.                                          12,200     145,144       0.0%
    Nagase & Co., Ltd.                                           1,426,400  24,358,839       0.2%
    Nakabayashi Co., Ltd.                                          543,600   3,141,054       0.0%
    Nakanishi Manufacturing Co., Ltd.                                5,300      72,765       0.0%
#   Nakano Corp.                                                   187,200   1,065,016       0.0%
#   Nakayama Steel Works, Ltd.                                     328,100   2,305,100       0.0%
    Nakayo, Inc.                                                    21,200     369,767       0.0%
    Namura Shipbuilding Co., Ltd.                                    1,152       7,141       0.0%
    Nanto Bank, Ltd. (The)                                         396,700  11,011,617       0.1%
    Narasaki Sangyo Co., Ltd.                                      154,000     597,831       0.0%
    NDS Co., Ltd.                                                   91,699   3,648,459       0.0%
    NEC Capital Solutions, Ltd.                                    237,500   4,531,729       0.0%
    Neturen Co., Ltd.                                              822,400   8,293,459       0.1%
    Nice Holdings, Inc.                                             73,900     993,831       0.0%
    Nichia Steel Works, Ltd.                                       618,300   1,978,466       0.0%
    Nichiban Co., Ltd.                                             202,400   6,467,837       0.1%
    Nichicon Corp.                                               1,378,100  15,549,404       0.1%
    Nichiden Corp.                                                  54,900   1,089,071       0.0%
    Nichimo Co., Ltd.                                               61,300   1,016,022       0.0%
    Nichireki Co., Ltd.                                            726,700   7,977,471       0.1%
    Nichirin Co., Ltd.                                                 380       9,269       0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                    510,500   3,199,362       0.0%
    Nihon Denkei Co., Ltd.                                          23,300     411,963       0.0%
    Nihon Eslead Corp.                                             209,100   3,840,708       0.0%
    Nihon Kagaku Sangyo Co., Ltd.                                   11,000     129,183       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Nihon Nohyaku Co., Ltd.                                        494,400 $ 3,205,580       0.0%
#   Nihon Plast Co., Ltd.                                          254,800   2,390,027       0.0%
#   Nihon Tokushu Toryo Co., Ltd.                                  116,400   2,427,013       0.0%
    Nihon Yamamura Glass Co., Ltd.                               1,811,000   3,116,830       0.0%
    Nikki Co., Ltd.                                                    400      14,507       0.0%
    Nikko Co., Ltd.                                                131,000   2,936,103       0.0%
    Nikkon Holdings Co., Ltd.                                    1,050,900  27,962,318       0.2%
    Nippi, Inc.                                                     16,700     687,749       0.0%
    Nippo Corp.                                                    268,300   6,153,434       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                      265,800   5,889,415       0.0%
    Nippon Carbide Industries Co., Inc.                            159,100   3,198,184       0.0%
    Nippon Chemi-Con Corp.                                         371,400   8,597,375       0.1%
#   Nippon Chemical Industrial Co., Ltd.                           237,400   7,412,456       0.1%
#   Nippon Coke & Engineering Co., Ltd.                          2,900,300   3,098,016       0.0%
    Nippon Concrete Industries Co., Ltd.                         1,069,200   4,428,847       0.0%
#   Nippon Denko Co., Ltd.                                       3,610,325  12,040,640       0.1%
    Nippon Densetsu Kogyo Co., Ltd.                                312,400   6,411,899       0.1%
    Nippon Felt Co., Ltd.                                           73,100     345,783       0.0%
#   Nippon Filcon Co., Ltd.                                         64,800     372,494       0.0%
    Nippon Fine Chemical Co., Ltd.                                 254,800   2,908,814       0.0%
    Nippon Flour Mills Co., Ltd.                                   909,300  14,830,716       0.1%
    Nippon Hume Corp.                                              649,700   4,951,519       0.0%
    Nippon Kinzoku Co., Ltd.                                       156,100   3,329,349       0.0%
    Nippon Koei Co., Ltd.                                          334,500   9,805,944       0.1%
#   Nippon Koshuha Steel Co., Ltd.                                 129,300     997,135       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        7,363,900  19,683,871       0.1%
#   Nippon Paper Industries Co., Ltd.                            1,265,900  24,244,742       0.2%
    Nippon Pillar Packing Co., Ltd.                                385,400   5,566,406       0.0%
    Nippon Piston Ring Co., Ltd.                                   205,600   4,120,179       0.0%
    Nippon Rietec Co., Ltd.                                         49,400     644,089       0.0%
    Nippon Road Co., Ltd. (The)                                    220,800  11,011,373       0.1%
    Nippon Seiki Co., Ltd.                                         332,700   6,417,519       0.1%
    Nippon Seisen Co., Ltd.                                         53,400   2,336,779       0.0%
#*  Nippon Sheet Glass Co., Ltd.                                 1,784,299  14,566,053       0.1%
    Nippon Signal Co., Ltd.                                        972,900   9,233,569       0.1%
    Nippon Soda Co., Ltd.                                        2,714,000  15,591,456       0.1%
    Nippon Steel & Sumikin Bussan Corp.                            353,380  19,384,017       0.1%
#   Nippon Thompson Co., Ltd.                                    1,377,600  10,143,401       0.1%
    Nippon Tungsten Co., Ltd.                                        4,500     112,623       0.0%
#   Nippon View Hotel Co., Ltd.                                     65,800     912,129       0.0%
#   Nippon Yakin Kogyo Co., Ltd.                                 3,212,500   8,612,669       0.1%
    Nishi-Nippon Financial Holdings, Inc.                          975,800  11,717,371       0.1%
    Nishikawa Rubber Co., Ltd.                                      12,000     263,679       0.0%
    Nishimatsu Construction Co., Ltd.                              983,015  27,022,073       0.2%
    Nissan Shatai Co., Ltd.                                        381,600   4,085,722       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                          416,500   1,510,293       0.0%
    Nissei Corp.                                                     1,200      14,454       0.0%
    Nissei Plastic Industrial Co., Ltd.                            297,200   3,835,789       0.0%
    Nisshin Fudosan Co.                                            989,500   7,431,047       0.1%
    Nisshin Oillio Group, Ltd. (The)                               812,900  23,372,072       0.2%
    Nisshin Steel Co., Ltd.                                        939,700  12,435,555       0.1%
#   Nisshinbo Holdings, Inc.                                     1,869,788  26,349,938       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Nissin Corp.                                                   268,400 $ 6,957,226       0.1%
    Nissin Kogyo Co., Ltd.                                         550,600   9,661,197       0.1%
    Nissin Sugar Co., Ltd.                                         327,500   6,406,693       0.0%
    Nissui Pharmaceutical Co., Ltd.                                147,100   1,923,097       0.0%
#   Nitta Gelatin, Inc.                                            116,300     906,649       0.0%
    Nittan Valve Co., Ltd.                                         305,000     950,239       0.0%
    Nittetsu Mining Co., Ltd.                                      195,800  11,931,448       0.1%
    Nitto Boseki Co., Ltd.                                           5,300     114,472       0.0%
#   Nitto FC Co., Ltd.                                              74,805     502,586       0.0%
    Nitto Fuji Flour Milling Co., Ltd.                              31,500   1,366,743       0.0%
    Nitto Kogyo Corp.                                              213,600   3,666,745       0.0%
    Nitto Seiko Co., Ltd.                                          405,600   2,906,973       0.0%
    NJS Co., Ltd.                                                   10,700     158,349       0.0%
    Noda Corp.                                                      66,500     719,215       0.0%
    Noritake Co., Ltd.                                             191,400   8,166,573       0.1%
#   Noritsu Koki Co., Ltd.                                         465,300  11,623,385       0.1%
    Noritz Corp.                                                   361,300   6,583,096       0.1%
    North Pacific Bank, Ltd.                                     6,614,400  22,316,623       0.1%
    Nozawa Corp.                                                    22,100     250,551       0.0%
    NS United Kaiun Kaisha, Ltd.                                   335,900   6,972,229       0.1%
    NTN Corp.                                                    2,420,900  10,648,240       0.1%
    Odelic Co., Ltd.                                                15,400     625,903       0.0%
    Oenon Holdings, Inc.                                           587,300   2,496,169       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                                541,900  13,660,447       0.1%
    Ohashi Technica, Inc.                                           87,200   1,445,559       0.0%
#   Oita Bank, Ltd. (The)                                          388,300  14,248,289       0.1%
    Okabe Co., Ltd.                                                292,400   2,777,852       0.0%
    Okamura Corp.                                                   29,100     392,897       0.0%
    Okasan Securities Group, Inc.                                1,560,000   8,913,892       0.1%
#   OKK Corp.                                                      113,700   1,176,526       0.0%
    Okumura Corp.                                                   26,300   1,088,790       0.0%
    Okura Industrial Co., Ltd.                                   1,213,000   6,758,366       0.1%
#   Okuwa Co., Ltd.                                                304,000   3,278,032       0.0%
    Olympic Group Corp.                                            254,300   1,308,433       0.0%
    ONO Sokki Co., Ltd.                                             38,500     299,357       0.0%
#   Onoken Co., Ltd.                                               412,500   7,241,311       0.1%
    Onward Holdings Co., Ltd.                                    2,738,100  22,564,352       0.1%
    Organo Corp.                                                    82,300   2,570,913       0.0%
    Origin Electric Co., Ltd.                                       98,200   1,602,606       0.0%
    Osaka Organic Chemical Industry, Ltd.                          211,100   2,751,373       0.0%
    Osaka Steel Co., Ltd.                                          540,400  11,655,230       0.1%
    Osaki Electric Co., Ltd.                                       884,100   6,407,490       0.0%
    OUG Holdings, Inc.                                               8,800     215,673       0.0%
    Oyo Corp.                                                       57,900     830,292       0.0%
    Pacific Industrial Co., Ltd.                                   993,800  14,096,055       0.1%
    PALTAC Corp.                                                   181,000   9,059,506       0.1%
#   Parco Co., Ltd.                                                291,100   3,639,985       0.0%
    Parker Corp.                                                     3,000      16,519       0.0%
#   Pegasus Sewing Machine Manufacturing Co., Ltd.                 243,600   1,706,050       0.0%
    Piolax, Inc.                                                   470,100  13,168,445       0.1%
#*  Pioneer Corp.                                                8,594,900  13,407,220       0.1%
    Plant Co., Ltd.                                                  7,300      90,551       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Press Kogyo Co., Ltd.                                        2,764,200 $15,929,476       0.1%
    PS Mitsubishi Construction Co., Ltd.                           293,800   1,936,659       0.0%
    Punch Industry Co., Ltd.                                           300       3,234       0.0%
    Rasa Corp.                                                      53,900     453,008       0.0%
    Raysum Co., Ltd.                                                18,100     235,919       0.0%
    Regal Corp.                                                        500      13,145       0.0%
    Renesas Easton Co., Ltd.                                        69,800     439,287       0.0%
    Rengo Co., Ltd.                                              4,436,000  38,134,187       0.2%
#   Retail Partners Co., Ltd.                                       76,900   1,141,242       0.0%
    Rhythm Watch Co., Ltd.                                         246,400   5,312,101       0.0%
#   Riberesute Corp.                                                23,700     217,006       0.0%
    Ricoh Leasing Co., Ltd.                                        423,400  14,120,844       0.1%
#   Right On Co., Ltd.                                             341,400   3,232,903       0.0%
    Riken Corp.                                                    157,400   9,053,092       0.1%
    Riken Keiki Co., Ltd.                                           82,000   1,846,028       0.0%
    Riken Technos Corp.                                          1,081,900   5,252,785       0.0%
    Riso Kagaku Corp.                                              299,364   5,985,832       0.0%
*   RVH, Inc.                                                      158,400     646,827       0.0%
    Ryobi, Ltd.                                                    756,000  19,314,674       0.1%
    Ryoden Corp.                                                   400,700   6,719,708       0.1%
    Ryosan Co., Ltd.                                               132,500   4,930,651       0.0%
#   Ryoyo Electro Corp.                                            266,900   4,419,207       0.0%
#   S LINE Co., Ltd.                                                 9,300     104,749       0.0%
    Sakai Chemical Industry Co., Ltd.                              515,000  13,451,130       0.1%
    Sakai Heavy Industries, Ltd.                                    80,400   3,407,807       0.0%
    Sakai Ovex Co., Ltd.                                           137,100   2,997,801       0.0%
#   Sala Corp.                                                     303,800   1,891,021       0.0%
    SAMTY Co., Ltd.                                                211,700   3,912,413       0.0%
    San Holdings, Inc.                                              87,600   2,367,130       0.0%
*   San ju San Financial Group, Inc.                               243,919   5,158,624       0.0%
    San-Ai Oil Co., Ltd.                                         1,235,400  19,449,054       0.1%
    San-In Godo Bank, Ltd. (The)                                 3,773,800  35,480,981       0.2%
#*  Sanden Holdings Corp.                                          638,700   9,278,853       0.1%
    Sanki Engineering Co., Ltd.                                  1,338,100  14,895,741       0.1%
    Sanko Gosei, Ltd.                                               16,300      82,781       0.0%
    Sanko Metal Industrial Co., Ltd.                                35,500   1,148,023       0.0%
    Sankyo Seiko Co., Ltd.                                         620,900   2,819,650       0.0%
    Sankyo Tateyama, Inc.                                          580,000   8,604,541       0.1%
    Sanoh Industrial Co., Ltd.                                     576,100   4,115,788       0.0%
#   Sanoyas Holdings Corp.                                         385,000     931,583       0.0%
    Sansei Technologies, Inc.                                      108,600   1,399,184       0.0%
    Sansha Electric Manufacturing Co., Ltd.                        118,600   1,541,938       0.0%
#   Sanshin Electronics Co., Ltd.                                  299,300   6,081,593       0.0%
    Sanyei Corp.                                                       400      14,409       0.0%
    Sanyo Chemical Industries, Ltd.                                197,900   9,338,651       0.1%
    Sanyo Denki Co., Ltd.                                           49,600   4,280,286       0.0%
#   Sanyo Engineering & Construction, Inc.                         110,500     799,840       0.0%
    Sanyo Housing Nagoya Co., Ltd.                                  61,900     677,625       0.0%
    Sanyo Industries, Ltd.                                          60,600   1,161,993       0.0%
#   Sanyo Shokai, Ltd.                                             109,463   2,535,757       0.0%
    Sanyo Special Steel Co., Ltd.                                  608,500  15,482,138       0.1%
    Sata Construction Co., Ltd.                                     76,600     336,757       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Sato Shoji Corp.                                               200,400 $ 2,255,256       0.0%
    Satori Electric Co., Ltd.                                       27,960     282,665       0.0%
#   Sawada Holdings Co., Ltd.                                       40,200     367,331       0.0%
#   Saxa Holdings, Inc.                                            170,299   3,310,970       0.0%
    SBS Holdings, Inc.                                             221,700   2,759,602       0.0%
#   Scroll Corp.                                                   751,600   3,023,805       0.0%
#   Seibu Electric Industry Co., Ltd.                               51,000   1,335,637       0.0%
#   Seika Corp.                                                    131,700   3,334,183       0.0%
    Seikitokyu Kogyo Co., Ltd.                                     476,900   3,065,829       0.0%
    Seiko Holdings Corp.                                           472,500  12,301,340       0.1%
    Seikoh Giken Co., Ltd.                                           3,900      60,829       0.0%
    Sekisui Jushi Corp.                                            441,400   9,611,061       0.1%
    Sekisui Plastics Co., Ltd.                                     764,700  10,271,871       0.1%
    Senko Group Holdings Co., Ltd.                                 189,980   1,459,957       0.0%
#   Senshu Electric Co., Ltd.                                      103,500   3,062,303       0.0%
    Senshu Ikeda Holdings, Inc.                                  4,666,100  18,401,105       0.1%
#*  Senshukai Co., Ltd.                                            339,200   1,777,290       0.0%
    Shibaura Mechatronics Corp.                                    585,000   2,335,757       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                            100,000   1,694,958       0.0%
#   Shiga Bank, Ltd. (The)                                       3,295,000  16,691,413       0.1%
#   Shikibo, Ltd.                                                  320,900   4,043,756       0.0%
    Shikoku Bank, Ltd. (The)                                       724,100  10,572,222       0.1%
    Shima Seiki Manufacturing, Ltd.                                  5,900     374,009       0.0%
    Shimachu Co., Ltd.                                           1,186,400  38,299,864       0.2%
    SHIMANE BANK, Ltd. / THE                                        20,800     253,999       0.0%
    Shimizu Bank, Ltd. (The)                                       190,900   5,368,875       0.0%
#   Shimojima Co., Ltd.                                              3,400      36,894       0.0%
    Shin Nippon Air Technologies Co., Ltd.                         326,020   4,826,095       0.0%
    Shin-Etsu Polymer Co., Ltd.                                    476,700   4,525,686       0.0%
    Shinagawa Refractories Co., Ltd.                               150,100   4,045,641       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                     52,100   3,268,610       0.0%
    Shinko Electric Industries Co., Ltd.                         2,113,200  16,440,239       0.1%
#   Shinko Plantech Co., Ltd.                                      119,400   1,120,852       0.0%
    Shinko Shoji Co., Ltd.                                         476,000   8,273,828       0.1%
#   Shinko Wire Co., Ltd.                                           24,399     336,921       0.0%
    Shinmaywa Industries, Ltd.                                   2,406,400  26,969,700       0.2%
    Shinnihon Corp.                                                464,900   5,157,108       0.0%
    Shinsho Corp.                                                  106,199   3,398,208       0.0%
    Shizuoka Gas Co., Ltd.                                         886,300   8,019,142       0.1%
    Shofu, Inc.                                                     41,000     542,375       0.0%
    Showa Corp.                                                    696,800  10,473,529       0.1%
    Sinanen Holdings Co., Ltd.                                     202,200   5,200,636       0.0%
    Sintokogio, Ltd.                                               856,162   9,121,705       0.1%
    SK-Electronics Co., Ltd.                                        58,100   1,264,971       0.0%
#   SKY Perfect JSAT Holdings, Inc.                              2,736,600  12,470,747       0.1%
#   SMK Corp.                                                      387,000   1,370,934       0.0%
    SNT Corp.                                                    1,192,600   5,337,047       0.0%
#   Soda Nikka Co., Ltd.                                           174,500   1,166,296       0.0%
    Sodick Co., Ltd.                                               176,800   2,176,037       0.0%
    Soft99 Corp.                                                    50,000     575,369       0.0%
    Soken Chemical & Engineering Co., Ltd.                          12,100     263,747       0.0%
    Soshin Electric Co., Ltd.                                        7,600      46,642       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    SPK Corp.                                                       28,618 $   741,260       0.0%
    Starzen Co., Ltd.                                               26,800   1,349,026       0.0%
    Subaru Enterprise Co., Ltd.                                     27,800   1,784,078       0.0%
    Sugimoto & Co., Ltd.                                           103,600   1,962,318       0.0%
    Suminoe Textile Co., Ltd.                                      177,500   4,642,790       0.0%
    Sumitomo Bakelite Co., Ltd.                                  1,244,000  11,220,568       0.1%
    Sumitomo Densetsu Co., Ltd.                                    188,800   4,006,245       0.0%
    Sumitomo Osaka Cement Co., Ltd.                              5,422,000  24,822,089       0.2%
    Sumitomo Precision Products Co., Ltd.                          884,000   3,088,495       0.0%
#   Sumitomo Riko Co., Ltd.                                        877,000   9,167,589       0.1%
    Sumitomo Warehouse Co., Ltd. (The)                           2,760,000  18,882,631       0.1%
    Sun A Kaken Co., Ltd.                                            1,400       9,845       0.0%
    Sun-Wa Technos Corp.                                           185,200   2,747,474       0.0%
    Suncall Corp.                                                  123,500     827,662       0.0%
    Suzuki Co., Ltd.                                                26,500     265,768       0.0%
    SWCC Showa Holdings Co., Ltd.                                  727,300   6,263,398       0.0%
#   T Hasegawa Co., Ltd.                                             5,608     120,546       0.0%
    T RAD Co., Ltd.                                                192,200   6,881,961       0.1%
    T&K Toka Co., Ltd.                                             170,000   2,081,880       0.0%
    Tachi-S Co., Ltd.                                              652,500  11,825,544       0.1%
    Tachibana Eletech Co., Ltd.                                    378,120   7,212,362       0.1%
#   Tachikawa Corp.                                                222,400   3,101,075       0.0%
    Taihei Dengyo Kaisha, Ltd.                                     365,300   9,433,804       0.1%
    Taiheiyo Kouhatsu, Inc.                                        219,700   2,089,697       0.0%
    Taiho Kogyo Co., Ltd.                                          514,700   6,948,005       0.1%
    Taiko Bank, Ltd. (The)                                          16,600     362,918       0.0%
    Taisei Lamick Co., Ltd.                                            600      17,333       0.0%
    Taiyo Yuden Co., Ltd.                                              300       5,320       0.0%
    Takachiho Koheki Co., Ltd.                                      16,900     178,599       0.0%
    Takadakiko Co., Ltd.                                               500      15,971       0.0%
    Takano Co., Ltd.                                               249,700   2,182,128       0.0%
#   Takaoka Toko Co., Ltd.                                         183,344   3,123,368       0.0%
    Takara Standard Co., Ltd.                                      565,553   9,610,801       0.1%
    Takasago International Corp.                                   125,400   3,906,234       0.0%
    Takasago Thermal Engineering Co., Ltd.                          22,400     424,670       0.0%
    Takashima & Co., Ltd.                                           23,300     466,426       0.0%
#   Take And Give Needs Co., Ltd.                                  305,390   3,199,062       0.0%
    TAKEBISHI Corp.                                                  2,100      32,814       0.0%
    Takeei Corp.                                                   234,500   2,861,697       0.0%
#   Takigami Steel Construction Co., Ltd. (The)                      9,500     493,492       0.0%
#   Takisawa Machine Tool Co., Ltd.                                 85,000   1,498,854       0.0%
    Tamron Co., Ltd.                                                31,700     643,391       0.0%
#   Tamura Corp.                                                 1,010,348   7,674,626       0.1%
    Tanabe Engineering Corp.                                        28,600     260,090       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                      305,700   1,887,408       0.0%
    Tayca Corp.                                                    351,200   9,241,849       0.1%
    TBK Co., Ltd.                                                  674,500   3,390,904       0.0%
    TECHNO ASSOCIE Co., Ltd.                                       166,200   1,875,315       0.0%
#   Techno Ryowa, Ltd.                                             225,570   1,769,783       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                                162,700   1,945,359       0.0%
    Tekken Corp.                                                    31,100     932,378       0.0%
    Tenma Corp.                                                    452,700   8,635,609       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Tenox Corp.                                                        100 $       900       0.0%
#   Teraoka Seisakusho Co., Ltd.                                    83,100     534,767       0.0%
    Terasaki Electric Co., Ltd.                                     13,100     179,626       0.0%
#   Tigers Polymer Corp.                                           311,800   2,374,146       0.0%
#   Toa Corp.(6894508)                                             557,800  14,221,476       0.1%
    Toa Corp.(6894434)                                             154,200   1,821,257       0.0%
    Toa Oil Co., Ltd.                                            1,468,000   2,709,651       0.0%
    TOA ROAD Corp.                                                 129,800   4,634,755       0.0%
    Toabo Corp.                                                     81,800     439,803       0.0%
    Toagosei Co., Ltd.                                           1,481,600  17,484,697       0.1%
    Tobu Store Co., Ltd.                                             1,400      38,807       0.0%
    Tochigi Bank, Ltd. (The)                                     2,573,100   9,750,054       0.1%
    Toda Corp.                                                       5,000      41,228       0.0%
#   Toda Kogyo Corp.                                                65,498   2,273,399       0.0%
    Toei Co., Ltd.                                                  55,600   6,245,464       0.0%
    Toenec Corp.                                                   228,400   7,134,874       0.1%
#   Togami Electric Manufacturing Co., Ltd.                         14,400     296,624       0.0%
    Toho Acetylene Co., Ltd.                                        19,200     239,273       0.0%
    Toho Bank, Ltd. (The)                                        5,223,200  20,261,563       0.1%
    Toho Co., Ltd.                                                   5,800     138,662       0.0%
#   Toho Holdings Co., Ltd.                                        634,300  15,479,975       0.1%
    Toho Zinc Co., Ltd.                                             51,100   2,351,114       0.0%
    Tohoku Bank, Ltd. (The)                                        169,399   2,247,995       0.0%
    Tohoku Steel Co., Ltd.                                          13,800     255,371       0.0%
    Tohokushinsha Film Corp.                                        70,800     499,602       0.0%
    Tohto Suisan Co., Ltd.                                          72,300   1,285,594       0.0%
    Tokai Lease Co., Ltd.                                           61,799   1,207,304       0.0%
    Tokai Rika Co., Ltd.                                           878,100  17,541,856       0.1%
    Tokushu Tokai Paper Co., Ltd.                                  193,022   7,547,523       0.1%
#   Tokyo Dome Corp.                                               715,900   6,960,539       0.1%
#   Tokyo Electron Device, Ltd.                                    191,700   3,681,184       0.0%
    Tokyo Energy & Systems, Inc.                                   725,100   8,555,163       0.1%
#   Tokyo Keiki, Inc.                                              305,199   3,302,094       0.0%
    Tokyo Printing Ink Manufacturing Co., Ltd.                       4,100     143,503       0.0%
    Tokyo Radiator Manufacturing Co., Ltd.                          30,000     283,702       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                              22,300     479,254       0.0%
    Tokyo Sangyo Co., Ltd.                                         554,700   2,828,629       0.0%
#   Tokyo Tekko Co., Ltd.                                          240,100   3,752,360       0.0%
    Tokyo TY Financial Group, Inc.                                 234,857   6,198,783       0.0%
#   Tokyu Recreation Co., Ltd.                                     187,328   1,698,719       0.0%
    Toli Corp.                                                   1,175,500   4,182,728       0.0%
    Tomato Bank, Ltd.                                              142,800   1,991,488       0.0%
    Tomen Devices Corp.                                              9,700     250,928       0.0%
    Tomoe Corp.                                                    873,200   4,807,620       0.0%
#   Tomoe Engineering Co., Ltd.                                    115,100   2,238,270       0.0%
    Tomoku Co., Ltd.                                               306,200   5,665,685       0.0%
    TOMONY Holdings, Inc.                                        3,593,100  16,032,685       0.1%
    Tonami Holdings Co., Ltd.                                      162,400  10,210,913       0.1%
    Toppan Forms Co., Ltd.                                         929,600  10,383,803       0.1%
    Topre Corp.                                                     31,700     994,890       0.0%
#   Topy Industries, Ltd.                                          545,200  16,148,001       0.1%
    Torigoe Co., Ltd. (The)                                         45,000     403,162       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Torii Pharmaceutical Co., Ltd.                                 173,400 $ 4,723,306       0.0%
    Torishima Pump Manufacturing Co., Ltd.                          14,000     131,155       0.0%
    Tosei Corp.                                                    580,900   7,120,680       0.1%
    Toshiba Machine Co., Ltd.                                      656,000   4,345,336       0.0%
#   Tosho Printing Co., Ltd.                                        92,200     821,227       0.0%
    Tottori Bank, Ltd. (The)                                        93,099   1,477,582       0.0%
    Towa Bank, Ltd. (The)                                          702,700   9,375,298       0.1%
    Towa Corp.                                                      11,908     146,262       0.0%
    Toyo Construction Co., Ltd.                                  1,113,700   5,326,125       0.0%
    Toyo Corp.                                                     130,000   1,161,717       0.0%
#   Toyo Denki Seizo K.K.                                          124,600   2,095,752       0.0%
    Toyo Ink SC Holdings Co., Ltd.                               3,615,000  22,341,511       0.1%
    Toyo Kanetsu K.K.                                              146,300   4,463,290       0.0%
    Toyo Kohan Co., Ltd.                                         2,008,900  13,170,673       0.1%
    Toyo Logistics Co., Ltd.                                         5,900      19,893       0.0%
    Toyo Machinery & Metal Co., Ltd.                               164,000   1,194,876       0.0%
    Toyo Securities Co., Ltd.                                    1,367,000   3,587,473       0.0%
    Toyo Tanso Co., Ltd.                                           210,900   6,201,962       0.0%
    Toyo Wharf & Warehouse Co., Ltd.                               117,899   1,853,535       0.0%
    Toyobo Co., Ltd.                                               886,500  17,268,529       0.1%
    Trinity Industrial Corp.                                         3,000      27,574       0.0%
    TS Tech Co., Ltd.                                              102,300   4,139,014       0.0%
    TSI Holdings Co., Ltd.                                       1,861,720  14,865,177       0.1%
    Tsubakimoto Chain Co.                                        1,569,000  13,595,924       0.1%
    Tsubakimoto Kogyo Co., Ltd.                                     28,800     901,794       0.0%
#*  Tsudakoma Corp.                                                840,000   1,843,167       0.0%
    Tsukada Global Holdings, Inc.                                  246,600   1,455,106       0.0%
#   Tsukishima Kikai Co., Ltd.                                     364,100   5,117,985       0.0%
    Tsukuba Bank, Ltd.                                           1,776,967   6,160,509       0.0%
    Tsurumi Manufacturing Co., Ltd.                                264,600   5,140,752       0.0%
#   Tsutsumi Jewelry Co., Ltd.                                     148,600   2,790,991       0.0%
    TTK Co., Ltd.                                                  147,000     846,345       0.0%
    TV Asahi Holdings Corp.                                        373,700   8,763,861       0.1%
    Tv Tokyo Holdings Corp.                                        307,000   8,387,870       0.1%
#   TYK Corp.                                                      633,700   2,483,384       0.0%
#*  U-Shin, Ltd.                                                   691,100   4,591,418       0.0%
#   UACJ Corp.                                                     848,099  22,102,154       0.1%
    Uchida Yoko Co., Ltd.                                          282,500   7,875,920       0.1%
    Uchiyama Holdings Co., Ltd.                                      9,300      55,301       0.0%
    Ueki Corp.                                                      18,700     451,015       0.0%
#   UKC Holdings Corp.                                             216,700   4,565,790       0.0%
*   Uniden Holdings Corp.                                        1,192,000   2,971,846       0.0%
    UNIMAT Retirement Community Co., Ltd.                            7,600     110,350       0.0%
    Unipres Corp.                                                  733,500  17,270,805       0.1%
    United Super Markets Holdings, Inc.                            542,200   7,129,619       0.1%
#   Unizo Holdings Co., Ltd.                                       265,600   6,324,404       0.0%
    Ushio, Inc.                                                  1,370,700  19,321,975       0.1%
    Utoc Corp.                                                      93,200     400,680       0.0%
    Vital KSK Holdings, Inc.                                       381,915   3,743,074       0.0%
    Wacoal Holdings Corp.                                          808,400  24,474,962       0.2%
    Wakachiku Construction Co., Ltd.                               143,400   2,268,322       0.0%
    Wakita & Co., Ltd.                                             934,400   9,872,851       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
JAPAN -- (Continued)
    Warabeya Nichiyo Holdings Co., Ltd.                            172,900 $    4,389,680       0.0%
    Wood One Co., Ltd.                                              95,000      1,280,172       0.0%
    Xebio Holdings Co., Ltd.                                       632,000     11,906,766       0.1%
#   YAC Holdings Co., Ltd.                                         262,600      2,515,080       0.0%
    Yachiyo Industry Co., Ltd.                                     101,300      1,226,798       0.0%
    Yagi & Co., Ltd.                                                   700         14,572       0.0%
    Yahagi Construction Co., Ltd.                                  103,300        786,476       0.0%
#   Yaizu Suisankagaku Industry Co., Ltd.                           70,000        807,186       0.0%
    YAMABIKO Corp.                                                 111,896      1,598,290       0.0%
#   Yamagata Bank, Ltd. (The)                                      396,000      8,735,525       0.1%
    Yamanashi Chuo Bank, Ltd. (The)                              2,381,000     10,519,397       0.1%
    Yamatane Corp.                                                 284,699      5,078,290       0.0%
    Yamato Corp.                                                   352,500      2,394,540       0.0%
    Yamato International, Inc.                                      52,400        290,969       0.0%
    Yamaya Corp.                                                    21,400        723,632       0.0%
    Yamazawa Co., Ltd.                                               4,900         79,962       0.0%
    Yasuda Logistics Corp.                                         226,900      2,065,831       0.0%
    Yellow Hat, Ltd.                                               231,300      6,860,326       0.1%
    Yodogawa Steel Works, Ltd.                                     513,200     14,644,297       0.1%
#   Yokogawa Bridge Holdings Corp.                                 518,100     11,282,452       0.1%
    Yokohama Reito Co., Ltd.                                     1,277,700     12,949,184       0.1%
    Yokowo Co., Ltd.                                                55,100      1,157,827       0.0%
#   Yondenko Corp.                                                  83,650      2,036,208       0.0%
    Yorozu Corp.                                                   560,000      9,642,533       0.1%
#   Yotai Refractories Co., Ltd.                                   125,800        874,048       0.0%
#   Yuasa Funashoku Co., Ltd.                                       61,999      2,114,447       0.0%
    Yuken Kogyo Co., Ltd.                                           47,700      1,313,378       0.0%
    Yurtec Corp.                                                 1,291,800     11,292,515       0.1%
    Yushiro Chemical Industry Co., Ltd.                            162,400      2,689,273       0.0%
    Yutaka Giken Co., Ltd.                                           3,300         87,495       0.0%
    Zaoh Co., Ltd.                                                     800         12,451       0.0%
#   Zenitaka Corp. (The)                                            40,700      2,022,828       0.0%
                                                                           --------------      ----
TOTAL JAPAN                                                                 4,480,810,154      27.6%
                                                                           --------------      ----
NETHERLANDS -- (2.2%)
#   Accell Group                                                     3,251         76,004       0.0%
    APERAM SA                                                    1,372,656     66,881,872       0.4%
#   Arcadis NV                                                     836,546     16,450,883       0.1%
#   ASM International NV                                           285,761     17,156,945       0.1%
    ASR Nederland NV                                             1,185,307     55,903,541       0.4%
#   BinckBank NV                                                 1,156,473      6,729,906       0.1%
#   Boskalis Westminster                                         2,223,100     65,857,690       0.4%
*   Fugro NV                                                       307,650      4,865,237       0.0%
#*  Heijmans NV                                                    254,027      3,017,037       0.0%
    Hunter Douglas NV                                                1,708        130,283       0.0%
    KAS Bank NV                                                    379,862      4,577,822       0.0%
#   Koninklijke BAM Groep NV                                     7,385,052     35,174,344       0.2%
*   Lucas Bols NV                                                   22,827        485,429       0.0%
#   Ordina NV                                                    2,646,820      5,978,901       0.0%
#   Philips Lighting NV                                             88,145      2,680,652       0.0%
    SBM Offshore NV                                              5,517,816     92,584,645       0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NETHERLANDS -- (Continued)
    Van Lanschot Kempen NV                                           68,306 $  2,109,985       0.0%
                                                                            ------------       ---
TOTAL NETHERLANDS                                                            380,661,176       2.3%
                                                                            ------------       ---
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd.                                         6,441,488   14,780,381       0.1%
#   Arvida Group, Ltd.                                              653,202      550,922       0.0%
#   Chorus, Ltd.                                                  6,093,139   17,287,555       0.1%
    Colonial Motor Co., Ltd. (The)                                  237,146    1,299,743       0.0%
    EBOS Group, Ltd.                                                114,591    1,431,622       0.0%
    Evolve Education Group, Ltd.                                     26,394        8,899       0.0%
    Heartland Bank, Ltd.                                          1,954,070    2,459,666       0.0%
    Kathmandu Holdings, Ltd.                                        750,292    1,382,267       0.0%
    Metlifecare, Ltd.                                               666,289    2,705,607       0.0%
#   Metro Performance Glass, Ltd.                                   104,006       63,400       0.0%
    Millennium & Copthorne Hotels New Zealand, Ltd.                 838,561    1,675,960       0.0%
*   New Zealand Oil & Gas, Ltd.                                      50,358       21,383       0.0%
    New Zealand Refining Co., Ltd. (The)                          1,703,692    2,815,738       0.0%
    NZME, Ltd.                                                    1,169,418      686,273       0.0%
    PGG Wrightson, Ltd.                                           2,284,189      978,645       0.0%
*   Rubicon, Ltd.                                                   842,745      144,044       0.0%
    Sanford Ltd/NZ                                                1,020,617    5,428,268       0.1%
#   SKY Network Television, Ltd.                                  2,156,261    3,446,423       0.1%
#   Steel & Tube Holdings, Ltd.                                     555,774      781,116       0.0%
    Summerset Group Holdings, Ltd.                                  207,039    1,002,296       0.0%
#   Tegel Group Holdings, Ltd.                                      264,333      211,628       0.0%
#   Tourism Holdings, Ltd.                                          455,936    1,946,462       0.0%
*   Tower, Ltd.                                                   2,349,337    1,303,019       0.0%
    Warehouse Group, Ltd. (The)                                     209,635      297,523       0.0%
                                                                            ------------       ---
TOTAL NEW ZEALAND                                                             62,708,840       0.4%
                                                                            ------------       ---
NORWAY -- (0.9%)
#*  Akastor ASA                                                     877,919    1,742,594       0.0%
*   Aker Solutions ASA                                              614,963    4,162,991       0.0%
    American Shipping Co. ASA                                       486,835    1,664,867       0.0%
    Austevoll Seafood ASA                                           775,495    9,333,282       0.1%
#*  Avance Gas Holding, Ltd.                                        772,486    1,945,530       0.0%
    Bonheur ASA                                                     507,403    6,050,700       0.0%
#*  BW LPG, Ltd.                                                  2,405,891    8,348,252       0.1%
#*  BW Offshore, Ltd.                                             2,933,894   15,981,859       0.1%
*   DNO ASA                                                       2,290,851    4,242,161       0.0%
#*  DOF ASA                                                      22,802,668    2,512,543       0.0%
*   FLEX LNG, Ltd.                                                  369,895      473,749       0.0%
#*  Fred Olsen Energy ASA                                           954,184    1,443,422       0.0%
#   Frontline, Ltd.                                                 911,509    3,926,033       0.0%
    Hoegh LNG Holdings, Ltd.                                         28,404      165,020       0.0%
*   Kongsberg Automotive ASA                                     10,290,119   12,030,440       0.1%
*   Kvaerner ASA                                                  4,403,550    9,266,613       0.1%
#*  Norwegian Air Shuttle ASA                                        34,704    1,317,070       0.0%
    Ocean Yield ASA                                                 357,696    3,076,148       0.0%
*   Odfjell Drilling, Ltd.                                        1,050,402    4,666,224       0.0%
    Odfjell SE Class A                                              243,825      931,356       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
NORWAY -- (Continued)
*   Otello Corp. ASA                                                 147,944 $    377,540       0.0%
#*  Petroleum Geo-Services ASA                                     8,274,233   35,613,586       0.2%
#*  REC Silicon ASA                                               42,305,698    7,171,518       0.0%
*   Solstad Farstad ASA                                              126,401       97,536       0.0%
    SpareBank 1 SR-Bank ASA                                          115,957    1,146,806       0.0%
    Stolt-Nielsen, Ltd.                                              536,734    7,585,173       0.1%
    Wilh Wilhelmsen Holding ASA Class A                              267,978    7,744,972       0.1%
                                                                             ------------       ---
TOTAL NORWAY                                                                  153,017,985       0.9%
                                                                             ------------       ---
PORTUGAL -- (0.4%)
*   Banco Comercial Portugues SA Class R                         121,301,017   40,605,985       0.3%
#   Corticeira Amorim SGPS SA                                      1,437,876   19,122,338       0.1%
    Sonae Capital SGPS SA                                          1,176,060    1,437,166       0.0%
    Sonae SGPS SA                                                  4,245,210    5,772,875       0.0%
                                                                             ------------       ---
TOTAL PORTUGAL                                                                 66,938,364       0.4%
                                                                             ------------       ---
SINGAPORE -- (1.0%)
    Accordia Golf Trust                                            5,757,800    2,667,690       0.0%
*   ASL Marine Holdings, Ltd.                                        399,250       24,875       0.0%
#*  Banyan Tree Holdings, Ltd.                                     2,659,200    1,178,471       0.0%
    Bonvests Holdings, Ltd.                                        1,303,080    1,287,834       0.0%
#   Chip Eng Seng Corp., Ltd.                                     10,145,598    7,616,039       0.1%
    Chuan Hup Holdings, Ltd.                                       7,277,100    1,644,970       0.0%
    CSE Global, Ltd.                                                 470,300      146,545       0.0%
#*  Delong Holdings, Ltd.                                            121,100      377,112       0.0%
    DMX Technologies Group, Ltd.                                   3,585,000       51,758       0.0%
#*  Ezion Holdings, Ltd.                                          36,070,350    3,232,649       0.0%
#*  Ezra Holdings, Ltd.                                           25,616,009      389,050       0.0%
    Far East Orchard, Ltd.                                         5,078,142    5,656,518       0.1%
    First Sponsor Group, Ltd.                                        967,655      924,953       0.0%
    Frencken Group, Ltd.                                             732,100      303,691       0.0%
#   Fu Yu Corp., Ltd.                                              4,971,500      716,815       0.0%
#   GK Goh Holdings, Ltd.                                          2,292,274    1,913,347       0.0%
    Golden Agri-Resources, Ltd.                                   10,321,100    2,676,123       0.0%
    GP Industries, Ltd.                                            2,112,708    1,192,203       0.0%
    GuocoLand, Ltd.                                                1,755,300    2,860,996       0.0%
    Halcyon Agri Corp., Ltd.                                          84,277       35,775       0.0%
#   Hanwell Holdings, Ltd.                                         5,105,843      877,812       0.0%
    Haw Par Corp., Ltd.                                              193,200    2,026,673       0.0%
    Hiap Hoe, Ltd.                                                    43,100       28,912       0.0%
#   Ho Bee Land, Ltd.                                              6,587,800   12,780,988       0.1%
#   Hong Fok Corp., Ltd.                                           7,989,160    4,803,437       0.0%
#   Hong Leong Asia, Ltd.                                          2,005,100    1,439,385       0.0%
    Hong Leong Finance, Ltd.                                         424,500      898,689       0.0%
#   Hotel Grand Central, Ltd.                                      2,944,763    3,521,155       0.0%
    Hour Glass, Ltd. (The)                                           984,360      482,047       0.0%
    Hutchison Port Holdings Trust                                  4,351,700    1,450,861       0.0%
#   Hyflux, Ltd.(6320058)                                          6,874,200    1,291,572       0.0%
#   Hyflux, Ltd.(BDZV6P5)                                            210,910       47,717       0.0%
#   Indofood Agri Resources, Ltd.                                  9,762,600    2,351,697       0.0%
    InnoTek, Ltd.                                                  2,262,200      664,964       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SINGAPORE -- (Continued)
    Isetan Singapore, Ltd.                                          166,500 $    488,641       0.0%
    Japfa, Ltd.                                                   1,271,500      457,314       0.0%
#   k1 Ventures, Ltd.                                             2,371,600      175,277       0.0%
    Keppel Telecommunications & Transportation, Ltd.                 20,100       22,947       0.0%
    Koh Brothers Group, Ltd.                                        998,400      227,812       0.0%
#   Lian Beng Group, Ltd.                                         7,072,400    3,306,854       0.0%
#   Low Keng Huat Singapore, Ltd.                                   252,600      126,464       0.0%
#   Lum Chang Holdings, Ltd.                                      1,565,200      418,744       0.0%
    Metro Holdings, Ltd.                                         10,185,160    8,966,858       0.1%
    Mewah International, Inc.                                        95,000       20,111       0.0%
#*  Midas Holdings, Ltd.                                         29,857,700    4,323,287       0.0%
*   Nam Cheong, Ltd.                                              6,429,100       36,364       0.0%
    NSL, Ltd.                                                       485,600      501,973       0.0%
#   OUE, Ltd.                                                     3,663,700    4,984,928       0.1%
    QAF, Ltd.                                                     3,511,124    2,745,651       0.0%
#*  Raffles Education Corp., Ltd.                                15,547,090    2,151,091       0.0%
#   RHT Health Trust                                                631,200      380,815       0.0%
#   SIIC Environment Holdings, Ltd.                               3,279,100    1,073,759       0.0%
    Sinarmas Land, Ltd.                                              80,300       22,000       0.0%
#   Sing Holdings, Ltd.                                           1,114,300      372,257       0.0%
#   Sing Investments & Finance, Ltd.                                144,600      167,945       0.0%
    Singapore Reinsurance Corp., Ltd.                             2,999,110      723,055       0.0%
    Singapura Finance, Ltd.                                         210,000      166,120       0.0%
#*  Sino Grandness Food Industry Group, Ltd.                     11,956,054    1,781,191       0.0%
#   Stamford Land Corp., Ltd.                                     3,601,000    1,329,432       0.0%
#   Sunningdale Tech, Ltd.                                        2,578,480    2,499,132       0.0%
*   SunVic Chemical Holdings, Ltd.                                3,557,700      178,604       0.0%
#*  Swiber Holdings, Ltd.                                        11,008,950      169,368       0.0%
*   Tat Hong Holdings, Ltd.                                       5,262,680    2,155,079       0.0%
*   Tiong Woon Corp. Holding, Ltd.                                2,175,650      494,342       0.0%
#   Tuan Sing Holdings, Ltd.                                     17,983,950    5,799,186       0.1%
#   United Engineers, Ltd.                                        9,133,632   18,725,013       0.1%
    United Industrial Corp., Ltd.                                 3,875,121    9,520,789       0.1%
    UOB-Kay Hian Holdings, Ltd.                                      19,100       19,405       0.0%
#   Vibrant Group, Ltd.                                             761,570      194,977       0.0%
    Wee Hur Holdings, Ltd.                                          417,500       72,129       0.0%
#   Wheelock Properties Singapore, Ltd.                           3,537,400    4,837,824       0.1%
    Wing Tai Holdings, Ltd.                                      10,724,654   16,431,982       0.1%
    Yeo Hiap Seng, Ltd.                                             401,757      347,904       0.0%
                                                                            ------------       ---
TOTAL SINGAPORE                                                              163,979,947       1.0%
                                                                            ------------       ---
SPAIN -- (2.6%)
#   Acciona SA                                                      827,998   69,258,969       0.4%
#   Acerinox SA                                                   3,881,667   54,512,294       0.3%
*   Adveo Group International SA                                     69,141      178,052       0.0%
    Alantra Partners SA                                              38,865      742,542       0.0%
    Almirall SA                                                      20,818      258,771       0.0%
    Applus Services SA                                              280,973    3,796,693       0.0%
    Azkoyen SA                                                        9,866       96,345       0.0%
*   Baron de Ley                                                     21,075    2,856,008       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                   242,788   11,643,225       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SPAIN -- (Continued)
    Ebro Foods SA                                                 1,585,434 $ 38,232,499       0.2%
*   eDreams ODIGEO SA                                             1,007,774    4,606,928       0.0%
    Elecnor SA                                                       63,825    1,000,901       0.0%
    Enagas SA                                                       229,264    6,663,777       0.1%
    Ence Energia y Celulosa SA                                    3,800,902   29,323,644       0.2%
    Ercros SA                                                     2,971,649   15,169,553       0.1%
    Euskaltel SA                                                    446,595    4,140,919       0.0%
#   Fluidra SA                                                      325,773    4,714,505       0.0%
    Grupo Catalana Occidente SA                                     524,427   23,091,391       0.2%
    Iberpapel Gestion SA                                            111,101    4,447,825       0.0%
*   Liberbank SA                                                 10,708,961    6,125,398       0.1%
    Melia Hotels International SA                                 1,530,245   22,752,157       0.2%
    Miquel y Costas & Miquel SA                                      60,526    2,438,236       0.0%
    NH Hotel Group SA                                             6,046,948   46,624,093       0.3%
#*  Obrascon Huarte Lain SA                                       3,518,513   16,405,692       0.1%
    Papeles y Cartones de Europa SA                               1,139,637   22,052,002       0.1%
    Parques Reunidos Servicios Centrales SAU                            810       13,341       0.0%
#*  Quabit Inmobiliaria SA                                        1,248,244    2,907,137       0.0%
#   Sacyr SA                                                     12,188,231   34,965,114       0.2%
    Saeta Yield SA                                                  347,997    5,174,439       0.0%
    Talgo SA                                                         83,247      508,618       0.0%
*   Telepizza Group SA                                              242,854    1,625,445       0.0%
#*  Tubacex SA                                                    2,110,350    9,005,014       0.1%
*   Vocento SA                                                      626,353    1,040,372       0.0%
                                                                            ------------       ---
TOTAL SPAIN                                                                  446,371,899       2.7%
                                                                            ------------       ---
SWEDEN -- (1.8%)
*   AcadeMedia AB                                                   265,942    1,767,819       0.0%
    Acando AB                                                     1,544,656    5,203,424       0.0%
#   AddNode Group AB                                                 26,692      251,839       0.0%
#   AF AB Class B                                                   253,368    5,271,441       0.0%
    Ahlsell AB                                                      112,196      669,928       0.0%
#   Alimak Group AB                                                  49,922      738,265       0.0%
    Attendo AB                                                       16,996      172,601       0.0%
*   BE Group AB                                                       4,627       27,703       0.0%
    Beijer Ref AB                                                   461,721    7,095,562       0.1%
    Bergman & Beving AB                                             425,605    4,423,024       0.0%
    Betsson AB                                                       93,474      665,868       0.0%
    Bilia AB Class A                                                744,127    6,135,052       0.1%
    BillerudKorsnas AB                                            1,124,708   16,526,013       0.1%
    Biotage AB                                                      563,944    5,767,088       0.0%
#   Bjorn Borg AB                                                    51,652      150,268       0.0%
    Bonava AB                                                         6,086       72,913       0.0%
#   Bonava AB Class B                                               597,943    7,258,520       0.1%
    Bufab AB                                                            542        7,311       0.0%
#   Bulten AB                                                       360,288    4,560,641       0.0%
    Bure Equity AB                                                1,206,869   12,939,809       0.1%
#   Byggmax Group AB                                                341,982    1,815,314       0.0%
    Capio AB                                                        581,388    2,625,832       0.0%
#   Cloetta AB Class B                                            3,902,099   13,965,172       0.1%
#*  Collector AB                                                     16,650      120,536       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SWEDEN -- (Continued)
    Com Hem Holding AB                                               4,459 $     77,227       0.0%
*   Concordia Maritime AB Class B                                  204,957      240,562       0.0%
    Coor Service Management Holding AB                                 334        2,313       0.0%
#   Dometic Group AB                                             1,041,913    9,972,176       0.1%
#*  Doro AB                                                        313,435    1,567,393       0.0%
    Duni AB                                                        416,886    5,659,679       0.0%
    Eastnine AB                                                     22,568      244,175       0.0%
#   Elanders AB Class B                                             98,554      826,012       0.0%
#*  Eltel AB                                                        90,779      262,089       0.0%
#   Granges AB                                                   1,211,539   16,947,798       0.1%
#   Gunnebo AB                                                     746,975    2,578,077       0.0%
*   Haldex AB                                                    1,156,940   12,425,777       0.1%
#   Hoist Finance AB                                               571,861    5,054,297       0.0%
    Holmen AB                                                    1,054,340   25,997,097       0.2%
    Inwido AB                                                      836,823    7,284,443       0.1%
#   JM AB                                                          156,514    3,096,527       0.0%
    KappAhl AB                                                   1,503,645    4,358,312       0.0%
#   KNOW IT AB                                                     304,285    6,196,070       0.1%
#   Lagercrantz Group AB Class B                                   218,455    2,051,456       0.0%
    Lindab International AB                                      1,613,123   12,450,458       0.1%
#*  Medivir AB Class B                                              24,933      113,369       0.0%
#   Mekonomen AB                                                   186,358    2,848,500       0.0%
*   Momentum Group AB Class B                                      385,153    4,326,923       0.0%
#   MQ Holding AB                                                  585,358    1,013,103       0.0%
#   Mycronic AB                                                     22,037      253,019       0.0%
#*  Net Insight AB Class B                                       2,552,888    1,225,205       0.0%
    New Wave Group AB Class B                                    1,332,975    7,913,740       0.1%
    Nolato AB Class B                                               18,381    1,380,229       0.0%
    Nordic Waterproofing Holding A.S.                                6,553       54,910       0.0%
#   Opus Group AB                                                4,720,810    3,802,857       0.0%
    Peab AB                                                      3,377,469   29,901,946       0.2%
#   Pricer AB Class B                                            1,072,443    1,029,052       0.0%
#   Ratos AB Class B                                             1,881,095    7,422,273       0.1%
#   Recipharm AB Class B                                           221,075    2,994,237       0.0%
#   Resurs Holding AB                                              377,753    2,433,730       0.0%
    Rottneros AB                                                   462,726      517,618       0.0%
#*  SAS AB                                                       3,664,582    9,145,377       0.1%
#   Scandic Hotels Group AB                                        570,492    5,615,335       0.0%
    Semcon AB                                                      164,741    1,049,654       0.0%
    SkiStar AB                                                      13,336      274,982       0.0%
    Swedol AB Class B                                              186,714      677,835       0.0%
    Systemair AB                                                    27,411      362,387       0.0%
#   VBG Group AB Class B                                            26,200      391,919       0.0%
                                                                           ------------       ---
TOTAL SWEDEN                                                                300,272,081       1.9%
                                                                           ------------       ---
SWITZERLAND -- (3.8%)
    Allreal Holding AG                                             253,112   41,614,036       0.3%
*   Alpiq Holding AG                                                 9,003      682,796       0.0%
    ALSO Holding AG                                                 41,861    5,157,742       0.0%
#*  Arbonia AG                                                     730,145   12,988,353       0.1%
#*  Aryzta AG                                                      113,206    2,385,917       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWITZERLAND -- (Continued)
    Baloise Holding AG                                              42,145 $ 6,680,189       0.1%
    Bank Cler AG                                                    36,153   1,531,364       0.0%
    Banque Cantonale de Geneve                                      30,361   5,697,195       0.0%
#   Banque Cantonale du Jura SA                                      7,739     428,759       0.0%
    Banque Cantonale Vaudoise                                       10,923   8,705,131       0.1%
    Bell Food Group AG                                              17,130   6,729,090       0.1%
    Bellevue Group AG                                               96,221   2,264,158       0.0%
#   Berner Kantonalbank AG                                          21,376   3,999,373       0.0%
    Bobst Group SA                                                 150,018  16,005,165       0.1%
    Bucher Industries AG                                               244      89,422       0.0%
#   Calida Holding AG                                               19,103     695,515       0.0%
    Carlo Gavazzi Holding AG                                         7,500   2,554,991       0.0%
    Cham Group AG                                                    9,965   4,426,371       0.0%
    Cicor Technologies, Ltd.                                        16,463     979,373       0.0%
    Cie Financiere Tradition SA                                     18,546   1,972,183       0.0%
    Coltene Holding AG                                              45,425   4,228,490       0.0%
    Conzzeta AG                                                     19,282  24,580,584       0.2%
    Daetwyler Holding AG                                            54,901  10,471,967       0.1%
    EFG International AG                                         1,470,652  11,946,191       0.1%
    Emmi AG                                                         21,117  17,034,378       0.1%
    Energiedienst Holding AG                                         5,393     140,001       0.0%
    Feintool International Holding AG                                3,974     453,205       0.0%
    Flughafen Zurich AG                                             24,353   5,085,645       0.0%
    GAM Holding AG                                               3,576,356  57,086,570       0.4%
    Georg Fischer AG                                                 1,315   1,634,620       0.0%
#   Gurit Holding AG                                                 9,501   8,067,134       0.1%
    Helvetia Holding AG                                            145,920  86,678,146       0.5%
#   HOCHDORF Holding AG                                             10,724   3,010,902       0.0%
#   Huber & Suhner AG                                              134,526   7,683,726       0.1%
    Implenia AG                                                    260,883  19,914,768       0.1%
    Jungfraubahn Holding AG                                         22,583   3,736,769       0.0%
#   Kudelski SA                                                    252,177   2,320,061       0.0%
#*  Lastminute.com NV                                                9,016     138,682       0.0%
    Liechtensteinische Landesbank AG                               120,640   7,707,891       0.1%
    Luzerner Kantonalbank AG                                        13,345   7,195,099       0.1%
#*  MCH Group AG                                                    15,866     812,841       0.0%
    Metall Zug AG Class B                                              772   2,589,637       0.0%
*   Mobimo Holding AG                                               88,301  22,806,997       0.1%
    OC Oerlikon Corp. AG                                           520,084   8,396,362       0.1%
*   Orascom Development Holding AG                                  13,260     204,315       0.0%
#   Orell Fuessli Holding AG                                           356      41,433       0.0%
    Orior AG                                                        78,860   6,523,916       0.0%
    Phoenix Mecano AG                                                4,369   2,948,323       0.0%
    Plazza AG Class A                                               13,921   3,189,043       0.0%
    Rieter Holding AG                                               19,293   3,725,543       0.0%
    Romande Energie Holding SA                                          75      87,593       0.0%
*   Schmolz + Bickenbach AG                                      9,734,663   7,836,158       0.1%
    Schweiter Technologies AG                                        2,761   3,139,656       0.0%
    SFS Group AG                                                   104,478  11,747,113       0.1%
    Siegfried Holding AG                                            64,497  22,411,457       0.1%
#   St Galler Kantonalbank AG                                       37,968  20,362,117       0.1%
    Sulzer AG                                                      177,492  20,420,213       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SWITZERLAND -- (Continued)
    Swissquote Group Holding SA                                      92,283 $  5,210,046       0.0%
    Tamedia AG                                                       11,262    1,726,453       0.0%
    Thurgauer Kantonalbank                                           11,687    1,220,241       0.0%
    Valiant Holding AG                                              161,734   19,420,589       0.1%
    Valora Holding AG                                                77,416   25,894,605       0.2%
    Vaudoise Assurances Holding SA                                   22,830   12,434,153       0.1%
    Vetropack Holding AG                                              1,666    3,425,150       0.0%
    Vontobel Holding AG                                             232,353   15,323,090       0.1%
    VP Bank AG                                                       45,814    7,490,128       0.1%
    Walliser Kantonalbank                                            10,693    1,267,611       0.0%
    Zehnder Group AG                                                153,060    6,416,809       0.0%
#   Zug Estates Holding AG Class B                                      550      943,029       0.0%
    Zuger Kantonalbank AG                                               115      718,479       0.0%
                                                                            ------------       ---
TOTAL SWITZERLAND                                                            643,435,052       4.0%
                                                                            ------------       ---
UNITED KINGDOM -- (14.4%)
    Acacia Mining P.L.C.                                          3,127,222    6,169,631       0.0%
#   Aggreko P.L.C.                                                2,597,697   26,126,536       0.2%
    Alumasc Group P.L.C. (The)                                      168,275      323,237       0.0%
    Anglo Pacific Group P.L.C.                                    1,447,738    3,182,227       0.0%
#   Anglo-Eastern Plantations P.L.C.                                252,505    2,618,443       0.0%
    Babcock International Group P.L.C.                              188,999    1,907,694       0.0%
    BBA Aviation P.L.C.                                           4,994,520   21,890,404       0.1%
    Beazley P.L.C.                                                9,204,078   74,758,477       0.5%
    Bellway P.L.C.                                                2,984,036  135,971,483       0.8%
    BGEO Group P.L.C.                                               518,383   24,780,694       0.2%
    Biffa P.L.C.                                                     40,170      114,970       0.0%
    Bloomsbury Publishing P.L.C.                                    221,350      537,956       0.0%
    Bodycote P.L.C.                                               4,114,367   50,655,576       0.3%
    Bovis Homes Group P.L.C.                                      4,858,289   82,661,663       0.5%
    Braemar Shipping Services P.L.C.                                 19,478       69,899       0.0%
*   Cairn Energy P.L.C.                                             319,484      994,363       0.0%
    Cambian Group P.L.C.                                            321,951      741,967       0.0%
#   Carillion P.L.C.                                              9,205,613    1,889,839       0.0%
    Carr's Group P.L.C.                                             536,914    1,022,906       0.0%
    Castings P.L.C.                                                 437,356    2,578,477       0.0%
    Centamin P.L.C.                                              32,079,579   69,318,610       0.4%
    Chemring Group P.L.C.                                         3,275,603    9,455,026       0.1%
    Chesnara P.L.C.                                                 999,719    5,569,985       0.0%
    Clarkson P.L.C.                                                  43,918    1,459,829       0.0%
    Close Brothers Group P.L.C.                                   2,519,808   53,054,940       0.3%
    CMC Markets P.L.C.                                               97,335      253,907       0.0%
    Communisis P.L.C.                                             2,875,284    2,414,134       0.0%
    Computacenter P.L.C.                                          1,066,667   18,523,906       0.1%
#*  Countrywide P.L.C.                                              986,749    1,467,630       0.0%
    Cranswick P.L.C.                                                 33,727    1,346,229       0.0%
    Crest Nicholson Holdings P.L.C.                               3,693,710   24,766,476       0.2%
    CYBG P.L.C.                                                   2,319,888    9,628,850       0.1%
    Daejan Holdings P.L.C.                                           18,855    1,552,006       0.0%
#   Debenhams P.L.C.                                             20,040,497    6,377,258       0.0%
    DFS Furniture P.L.C.                                            272,954      854,414       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    DiscoverIE Group P.L.C.                                       1,114,167 $  6,442,761       0.0%
    Dixons Carphone P.L.C.                                        7,927,720   22,105,633       0.1%
    Drax Group P.L.C.                                             8,595,914   37,221,814       0.2%
*   EI Group P.L.C.                                              13,717,472   24,304,764       0.2%
    Elementis P.L.C.                                              2,006,996    7,817,419       0.1%
#*  EnQuest P.L.C.                                               10,184,689    5,017,632       0.0%
    Entertainment One, Ltd.                                       2,061,153    7,720,390       0.1%
    Equiniti Group P.L.C.                                            64,362      242,777       0.0%
    Essentra P.L.C.                                                     144          874       0.0%
    Fenner P.L.C.                                                 1,529,367   12,776,027       0.1%
    Ferrexpo P.L.C.                                                 991,273    3,209,432       0.0%
*   Firstgroup P.L.C.                                            24,885,693   38,605,945       0.2%
*   Flybe Group P.L.C.                                              320,159      172,264       0.0%
#   Foxtons Group P.L.C.                                            473,699      505,871       0.0%
    Fuller Smith & Turner P.L.C. Class A                              8,792      114,760       0.0%
*   Future P.L.C.                                                    33,237      203,798       0.0%
#   Galliford Try P.L.C.                                          2,450,616   30,873,942       0.2%
*   Gem Diamonds, Ltd.                                            2,214,973    3,050,014       0.0%
    Grafton Group P.L.C.                                          4,586,318   47,508,957       0.3%
    Grainger P.L.C.                                                  99,743      429,559       0.0%
#   Greencore Group P.L.C.                                          966,228    2,107,249       0.0%
#   Greene King P.L.C.                                            8,226,218   61,802,948       0.4%
*   Gulf Marine Services P.L.C.                                     535,518      264,021       0.0%
    GVC CVR                                                      13,190,181    1,966,610       0.0%
    GVC Holdings P.L.C.                                           4,115,032   50,370,441       0.3%
    Halfords Group P.L.C.                                         3,151,659   16,424,640       0.1%
    Harvey Nash Group P.L.C.                                        165,917      230,754       0.0%
    Headlam Group P.L.C.                                             37,776      232,291       0.0%
    Helical P.L.C.                                                2,450,172   12,681,858       0.1%
    Henry Boot P.L.C.                                             1,261,756    4,970,635       0.0%
    Hikma Pharmaceuticals P.L.C.                                    116,192    2,048,749       0.0%
    Hiscox, Ltd.                                                  6,782,867  138,699,753       0.9%
    Hochschild Mining P.L.C.                                        585,280    1,692,923       0.0%
*   Hunting P.L.C.                                                1,526,600   16,871,017       0.1%
    Huntsworth P.L.C.                                             2,178,447    2,988,429       0.0%
    Inchcape P.L.C.                                               2,763,519   27,608,543       0.2%
    Intermediate Capital Group P.L.C.                             1,484,930   22,125,374       0.1%
    International Personal Finance P.L.C.                         1,733,013    5,802,351       0.0%
#*  Interserve P.L.C.                                             1,579,066    2,036,052       0.0%
#*  IP Group P.L.C.                                                 524,226      960,887       0.0%
*   Jackpotjoy P.L.C.                                               131,102    1,478,248       0.0%
    John Laing Group P.L.C.                                       1,277,588    4,963,762       0.0%
    John Wood Group P.L.C.                                        6,231,292   48,572,648       0.3%
    Just Group P.L.C.                                             4,136,285    7,994,699       0.1%
    Keller Group P.L.C.                                           1,393,516   19,920,128       0.1%
    Kier Group P.L.C.                                                19,633      289,705       0.0%
    Laird P.L.C.                                                  5,884,414   15,894,167       0.1%
*   Lamprell P.L.C.                                               2,747,608    3,495,112       0.0%
    Lancashire Holdings, Ltd.                                     4,832,229   39,600,841       0.3%
    Lookers P.L.C.                                                2,013,708    2,797,457       0.0%
    Low & Bonar P.L.C.                                            3,472,711    2,646,398       0.0%
    LSL Property Services P.L.C.                                     26,839       91,474       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Man Group P.L.C.                                             27,961,852 $69,447,443       0.4%
    Marshalls P.L.C.                                              1,264,223   7,426,186       0.1%
    Marston's P.L.C.                                             17,358,824  25,699,280       0.2%
    McCarthy & Stone P.L.C.                                       1,172,832   2,186,740       0.0%
    McColl's Retail Group P.L.C.                                     38,815     126,191       0.0%
    Mears Group P.L.C.                                            2,171,689   9,833,677       0.1%
    Meggitt P.L.C.                                               11,584,537  75,048,709       0.5%
    Melrose Industries P.L.C.                                    13,940,710  43,713,155       0.3%
    Millennium & Copthorne Hotels P.L.C.                          4,560,990  35,934,460       0.2%
    Mitchells & Butlers P.L.C.                                    6,595,434  25,569,809       0.2%
    MJ Gleeson P.L.C.                                               594,788   5,991,221       0.0%
    Morgan Sindall Group P.L.C.                                     152,071   2,620,197       0.0%
    N Brown Group P.L.C.                                          1,936,049   5,443,830       0.0%
    National Express Group P.L.C.                                 9,362,195  50,521,852       0.3%
    NCC Group P.L.C.                                                 89,749     241,456       0.0%
*   New World Resources P.L.C. Class A                               32,193          20       0.0%
    Northgate P.L.C.                                              3,296,845  16,831,717       0.1%
#*  Nostrum Oil & Gas P.L.C.                                        158,627     650,474       0.0%
    OneSavings Bank P.L.C.                                          874,804   4,754,520       0.0%
*   Ophir Energy P.L.C.                                             194,509     161,244       0.0%
#   Paragon Banking Group P.L.C.                                  5,758,326  41,282,950       0.3%
    Pendragon P.L.C.                                             13,104,767   5,219,319       0.0%
*   Petra Diamonds, Ltd.                                            399,623     375,503       0.0%
    Petrofac, Ltd.                                                  921,349   7,645,957       0.1%
*   Petropavlovsk P.L.C.                                         18,827,512   1,789,401       0.0%
#   Pets at Home Group P.L.C.                                     3,597,540   7,557,293       0.1%
    Phoenix Group Holdings                                        7,519,815  81,230,266       0.5%
*   Premier Foods P.L.C.                                         18,013,082   9,248,761       0.1%
#*  Premier Oil P.L.C.                                           17,914,521  23,220,031       0.2%
    PZ Cussons P.L.C.                                                31,228     105,722       0.0%
    QinetiQ Group P.L.C.                                            826,006   2,611,205       0.0%
    Redrow P.L.C.                                                 7,158,893  61,688,867       0.4%
    Renewi P.L.C.                                                 8,453,206   8,356,615       0.1%
    RPC Group P.L.C.                                              3,032,464  32,904,872       0.2%
    RPS Group P.L.C.                                              3,151,010  11,225,925       0.1%
    Saga P.L.C.                                                   6,756,271  12,597,326       0.1%
    SDL P.L.C.                                                      243,299   1,304,664       0.0%
    Senior P.L.C.                                                 1,347,161   5,466,502       0.0%
    Severfield P.L.C.                                               510,792     556,101       0.0%
    SIG P.L.C.                                                   14,138,373  27,639,368       0.2%
    Soco International P.L.C.                                     2,331,442   3,373,434       0.0%
    Spectris P.L.C.                                                   7,270     268,241       0.0%
    Speedy Hire P.L.C.                                            4,304,438   3,184,457       0.0%
    Spire Healthcare Group P.L.C.                                 2,156,279   6,745,078       0.1%
    Spirent Communications P.L.C.                                 2,278,897   3,740,745       0.0%
    Sportech P.L.C.                                                 318,785     274,167       0.0%
*   Sports Direct International P.L.C.                            3,842,794  21,280,569       0.1%
    St. Ives P.L.C.                                               1,254,591   1,486,346       0.0%
    St. Modwen Properties P.L.C.                                  4,901,050  27,669,943       0.2%
    Stobart Group, Ltd.                                             187,263     630,460       0.0%
    Stock Spirits Group P.L.C.                                    1,940,067   6,630,773       0.0%
    Tate & Lyle P.L.C.                                            1,024,456   8,090,942       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ---------- --------------- ---------------
UNITED KINGDOM -- (Continued)
    TP ICAP P.L.C.                                                9,708,212 $    62,888,057       0.4%
    Travis Perkins P.L.C.                                         2,447,987      42,628,580       0.3%
    Trifast P.L.C.                                                  861,656       3,083,788       0.0%
    Trinity Mirror P.L.C.                                         6,857,793       8,024,800       0.1%
    TT Electronics P.L.C.                                         2,899,925       8,908,398       0.1%
*   Tullow Oil P.L.C.                                             1,728,432       5,409,079       0.0%
    Tyman P.L.C.                                                    369,069       1,600,622       0.0%
    U & I Group P.L.C.                                            1,878,161       5,659,210       0.0%
*   Vectura Group P.L.C.                                          2,751,972       3,068,812       0.0%
    Vesuvius P.L.C.                                               7,316,120      59,083,781       0.4%
    Virgin Money Holdings UK P.L.C.                               5,766,233      22,052,552       0.1%
    Vp P.L.C.                                                       279,303       3,432,663       0.0%
    William Hill P.L.C.                                           3,942,573      15,857,673       0.1%
                                                                            ---------------      ----
TOTAL UNITED KINGDOM                                                          2,462,296,438      15.2%
                                                                            ---------------      ----
TOTAL COMMON STOCKS                                                          15,863,628,087      97.7%
                                                                            ---------------      ----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Biotest AG                                                       89,530       2,852,064       0.0%
    Draegerwerk AG & Co. KGaA                                       135,450       9,965,118       0.1%
    STO SE & Co. KGaA                                                 8,071       1,075,832       0.0%
                                                                            ---------------      ----
TOTAL GERMANY                                                                    13,893,014       0.1%
                                                                            ---------------      ----
TOTAL PREFERRED STOCKS                                                           13,893,014       0.1%
                                                                            ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                                     41,929              --       0.0%
                                                                            ---------------      ----
FRANCE -- (0.0%)
*   Maurel et prom Rights 12/31/00                                1,477,844              --       0.0%
                                                                            ---------------      ----
HONG KONG -- (0.0%)
*   International Standard Resources Holdings, Ltd. Warrants
      05/10/18                                                    1,201,175           1,530       0.0%
                                                                            ---------------      ----
SINGAPORE -- (0.0%)
*   Ezion Holdings, Ltd. Warrants 04/16/23                       21,642,210              --       0.0%
                                                                            ---------------      ----
SPAIN -- (0.0%)
*   Quabit Inmobiliaria SA Rights 05/11/18                        1,248,244          69,340       0.0%
                                                                            ---------------      ----
UNITED STATES -- (0.0%)
*   QLT, Inc. Warrants 11/23/17                                     944,662              --       0.0%
*   QLT, Inc. Warrants 11/23/17 Class A                             944,662              --       0.0%
                                                                            ---------------      ----
TOTAL UNITED STATES                                                                      --       0.0%
                                                                            ---------------      ----
TOTAL RIGHTS/WARRANTS                                                                70,870       0.0%
                                                                            ---------------      ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                    SHARES        VALUE+      OF NET ASSETS**
                                                                  ----------- --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                    15,877,591,971
                                                                              ---------------

                                                                                  VALUE++
                                                                              ---------------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@ DFA Short Term Investment Fund                               103,157,323   1,193,530,223        7.3%
                                                                              ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $13,876,072,692)                          $17,071,122,194      105.1%
                                                                              ===============      =====

At April 30, 2018, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                          UNREALIZED
                                         NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                              CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                              --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index                     1,042    06/15/18  $142,458,860 $137,908,700  $(4,550,160)
                                                              ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                                       $142,458,860 $137,908,700  $(4,550,160)
                                                              ============ ============  ===========

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1           LEVEL 2     LEVEL 3      TOTAL
                               --------------    --------------- ------- ---------------
Common Stocks
   Australia                               --    $ 1,075,187,448   --    $ 1,075,187,448
   Austria                                 --        178,480,321   --        178,480,321
   Belgium                                 --        230,701,055   --        230,701,055
   Canada                      $1,245,546,756                357   --      1,245,547,113
   Denmark                                 --        254,215,101   --        254,215,101
   Finland                                 --        395,565,801   --        395,565,801
   France                                  --        707,876,456   --        707,876,456
   Germany                                 --      1,117,495,633   --      1,117,495,633
   Greece                                  --              2,074   --              2,074
   Hong Kong                           78,021        536,607,893   --        536,685,914
   Ireland                                 --         53,230,804   --         53,230,804
   Israel                                  --        110,349,956   --        110,349,956
   Italy                                   --        797,798,475   --        797,798,475
   Japan                           14,540,988      4,466,269,166   --      4,480,810,154
   Netherlands                             --        380,661,176   --        380,661,176
   New Zealand                             --         62,708,840   --         62,708,840
   Norway                                  --        153,017,985   --        153,017,985
   Portugal                                --         66,938,364   --         66,938,364
   Singapore                               --        163,979,947   --        163,979,947
   Spain                                   --        446,371,899   --        446,371,899
   Sweden                                  --        300,272,081   --        300,272,081
   Switzerland                             --        643,435,052   --        643,435,052
   United Kingdom                          --      2,462,296,438   --      2,462,296,438
Preferred Stocks
   Germany                                 --         13,893,014   --         13,893,014
Rights/Warrants
   Hong Kong                               --              1,530   --              1,530
   Spain                                   --             69,340   --             69,340
Securities Lending Collateral              --      1,193,530,223   --      1,193,530,223
Futures Contracts**                (4,550,160)                --   --         (4,550,160)
                               --------------    ---------------   --    ---------------
TOTAL                          $1,255,615,605    $15,810,956,429   --    $17,066,572,034
                               ==============    ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                 --------- ---------- ---------------
COMMON STOCKS -- (91.3%)
AUSTRALIA -- (5.6%)
    Accent Group, Ltd.                             108,876 $  102,304       0.0%
#   Adelaide Brighton, Ltd.                        168,437    812,643       0.0%
#   Ainsworth Game Technology, Ltd.                105,607    151,440       0.0%
#*  Alkane Resources, Ltd.                          61,870     12,983       0.0%
    ALS, Ltd.                                       74,454    434,511       0.0%
    Altium, Ltd.                                    42,778    649,641       0.0%
    Alumina, Ltd.                                  118,324    232,906       0.0%
#   AMA Group, Ltd.                                151,041    109,796       0.0%
#   Amaysim Australia, Ltd.                         87,989     79,178       0.0%
    Amcor, Ltd.                                     59,263    610,703       0.0%
    AMP, Ltd.                                      340,656  1,031,222       0.1%
    Ansell, Ltd.                                    76,929  1,503,034       0.1%
    AP Eagers, Ltd.                                 32,460    214,676       0.0%
    APN Property Group, Ltd.                        91,418     28,857       0.0%
#   ARB Corp., Ltd.                                 32,408    505,493       0.0%
#   Ardent Leisure Group                           327,824    464,158       0.0%
    Aristocrat Leisure, Ltd.                        70,496  1,414,190       0.1%
    Asaleo Care, Ltd.                              297,377    289,301       0.0%
    ASX, Ltd.                                        3,421    150,397       0.0%
*   Atlas Iron, Ltd.                             3,847,814     86,152       0.0%
    AUB Group, Ltd.                                 17,161    181,456       0.0%
    Aurizon Holdings, Ltd.                         174,244    586,373       0.0%
#   Ausdrill, Ltd.                                 277,324    580,053       0.0%
    AusNet Services                                119,985    154,887       0.0%
    Austal, Ltd.                                   220,586    292,673       0.0%
*   Austin Engineering, Ltd.                       124,964     22,950       0.0%
#   Australia & New Zealand Banking Group, Ltd.    214,260  4,307,094       0.2%
#*  Australian Agricultural Co., Ltd.              320,632    264,513       0.0%
#   Australian Pharmaceutical Industries, Ltd.     280,557    284,891       0.0%
#*  Australian Property Systems, Ltd.              130,461    534,243       0.0%
    Auswide Bank, Ltd.                               3,475     14,007       0.0%
#   Automotive Holdings Group, Ltd.                197,879    501,068       0.0%
    Aveo Group                                     120,379    236,418       0.0%
    AVJennings, Ltd.                                78,694     42,046       0.0%
#   Bank of Queensland, Ltd.                       302,156  2,276,535       0.1%
    Bapcor, Ltd.                                    71,482    315,377       0.0%
    Beach Energy, Ltd.                           1,447,341  1,706,996       0.1%
    Beacon Lighting Group, Ltd.                     27,229     30,399       0.0%
#*  Beadell Resources, Ltd.                        414,541     25,030       0.0%
#   Bega Cheese, Ltd.                               98,070    522,675       0.0%
*   Bellamy's Australia, Ltd.                       40,640    550,535       0.0%
    Bendigo & Adelaide Bank, Ltd.                  228,214  1,816,402       0.1%
    BHP Billiton, Ltd.                             314,531  7,337,772       0.3%
#   BHP Billiton, Ltd. Sponsored ADR                69,264  3,238,092       0.1%
#   Blackmores, Ltd.                                 6,055    535,959       0.0%
    BlueScope Steel, Ltd.                          393,906  4,840,893       0.2%
    Boral, Ltd.                                     61,818    318,133       0.0%
    Brambles, Ltd.                                  80,792    597,794       0.0%
    Breville Group, Ltd.                            48,888    417,255       0.0%
#   Brickworks, Ltd.                                57,029    683,902       0.0%
    BT Investment Management, Ltd.                  75,113    516,037       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                               --------- ---------- ---------------
AUSTRALIA -- (Continued)
*   Buru Energy, Ltd.                             58,640 $   15,118       0.0%
#   Cabcharge Australia, Ltd.                     93,611    129,557       0.0%
    Caltex Australia, Ltd.                         9,675    224,990       0.0%
    Capitol Health, Ltd.                         405,792     83,543       0.0%
*   Cardno, Ltd.                                 201,915    183,573       0.0%
*   Carnarvon Petroleum, Ltd.                    105,419     11,462       0.0%
*   Carnegie Clean Energy, Ltd.                  802,182     17,987       0.0%
#   carsales.com, Ltd.                           103,133  1,106,963       0.1%
*   Cash Converters International, Ltd.          319,509     83,665       0.0%
    Cedar Woods Properties, Ltd.                  56,611    260,463       0.0%
    Challenger, Ltd.                               8,673     70,121       0.0%
    CIMIC Group, Ltd.                             18,581    632,288       0.0%
*   Clean Seas Seafood, Ltd.                   1,021,552     39,157       0.0%
    Cleanaway Waste Management, Ltd.           1,629,802  1,935,463       0.1%
    Coca-Cola Amatil, Ltd.                        42,962    299,880       0.0%
    Cochlear, Ltd.                                 4,240    617,045       0.0%
    Codan, Ltd.                                   61,980    114,782       0.0%
#   Collection House, Ltd.                       100,438    107,321       0.0%
    Collins Foods, Ltd.                           92,014    370,261       0.0%
#   Commonwealth Bank of Australia                27,764  1,494,937       0.1%
    Computershare, Ltd.                           32,124    408,667       0.0%
*   Cooper Energy, Ltd.                        1,040,769    269,348       0.0%
#   Corporate Travel Management, Ltd.             28,340    527,650       0.0%
    Costa Group Holdings, Ltd.                   119,702    652,466       0.0%
#   Credit Corp. Group, Ltd.                      22,151    298,069       0.0%
    Crown Resorts, Ltd.                           18,903    183,471       0.0%
*   CSG, Ltd.                                    139,764     42,056       0.0%
    CSR, Ltd.                                    342,204  1,443,891       0.1%
    Data#3, Ltd.                                  59,043     75,087       0.0%
*   Decmil Group, Ltd.                           107,196    100,787       0.0%
    Domain Holdings Australia, Ltd.              160,984    373,239       0.0%
#   Domino's Pizza Enterprises, Ltd.              28,619    905,996       0.1%
    Donaco International, Ltd.                    26,426      5,043       0.0%
*   Doray Minerals, Ltd.                         122,669     26,611       0.0%
    Downer EDI, Ltd.                             464,819  2,392,319       0.1%
    DuluxGroup, Ltd.                             183,719  1,068,171       0.1%
    DWS, Ltd.                                     34,565     32,357       0.0%
    Eclipx Group, Ltd.                           179,946    438,320       0.0%
    Elders, Ltd.                                  53,447    317,126       0.0%
#*  Energy Resources of Australia, Ltd.          158,948     63,775       0.0%
#*  Energy World Corp., Ltd.                     288,987     43,560       0.0%
    EQT Holdings, Ltd.                             3,703     58,560       0.0%
    ERM Power, Ltd.                               53,500     68,614       0.0%
    Estia Health, Ltd.                           104,484    278,458       0.0%
    Euroz, Ltd.                                    1,190      1,049       0.0%
    Event Hospitality and Entertainment, Ltd.     60,268    630,373       0.0%
    Evolution Mining, Ltd.                       604,011  1,443,854       0.1%
    Fairfax Media, Ltd.                        1,957,929  1,048,005       0.1%
#*  FAR, Ltd.                                    947,843     64,045       0.0%
    Finbar Group, Ltd.                            18,455     14,172       0.0%
    Fleetwood Corp., Ltd.                         39,464     65,802       0.0%
#   FlexiGroup, Ltd.                             262,528    405,924       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Flight Centre Travel Group, Ltd.               16,018 $  671,020       0.0%
    Fortescue Metals Group, Ltd.                  868,376  2,946,281       0.1%
#   G8 Education, Ltd.                            361,314    613,809       0.0%
#*  Galaxy Resources, Ltd.                        118,707    269,201       0.0%
    Gateway Lifestyle                              85,869    128,095       0.0%
    GBST Holdings, Ltd.                             9,803     16,533       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.   250,516    436,256       0.0%
#*  Gold Road Resources, Ltd.                     449,306    267,685       0.0%
    GrainCorp, Ltd. Class A                       195,664  1,301,948       0.1%
    Grange Resources, Ltd.                        208,883     27,339       0.0%
#   Greencross, Ltd.                               73,801    294,282       0.0%
    GUD Holdings, Ltd.                             47,128    447,729       0.0%
    GWA Group, Ltd.                               156,719    452,472       0.0%
    Hansen Technologies, Ltd.                      70,722    227,901       0.0%
#   Harvey Norman Holdings, Ltd.                  299,146    788,543       0.0%
    Healthscope, Ltd.                             756,019  1,377,417       0.1%
    Helloworld Travel, Ltd.                         3,281     11,459       0.0%
*   Hills, Ltd.                                   252,946     40,648       0.0%
*   Horizon Oil, Ltd.                             329,531     35,619       0.0%
#   HT&E, Ltd.                                    206,346    362,654       0.0%
    Huon Aquaculture Group, Ltd.                   12,043     42,108       0.0%
    IDP Education, Ltd.                            34,941    201,937       0.0%
    Iluka Resources, Ltd.                          66,796    586,394       0.0%
*   Imdex, Ltd.                                   172,347    160,714       0.0%
#   IMF Bentham, Ltd.                             129,998    243,283       0.0%
    Incitec Pivot, Ltd.                           712,686  2,028,104       0.1%
#   Independence Group NL                         384,457  1,479,023       0.1%
*   Infigen Energy                                247,239    128,125       0.0%
    Infomedia, Ltd.                               159,345    105,862       0.0%
    Insurance Australia Group, Ltd.                76,321    451,814       0.0%
    Integrated Research, Ltd.                      42,842    123,380       0.0%
    InvoCare, Ltd.                                 60,975    595,915       0.0%
    IOOF Holdings, Ltd.                            78,838    529,454       0.0%
#   IRESS, Ltd.                                    57,918    454,356       0.0%
    iSelect, Ltd.                                 110,849     47,573       0.0%
#   iSentia Group, Ltd.                            55,886     33,551       0.0%
    IVE Group, Ltd.                                79,610    133,219       0.0%
    James Hardie Industries P.L.C.                 29,101    513,907       0.0%
    James Hardie Industries P.L.C. Sponsored ADR    1,506     26,822       0.0%
#   Japara Healthcare, Ltd.                       133,693    190,809       0.0%
#   JB Hi-Fi, Ltd.                                 54,181  1,044,586       0.1%
*   Karoon Gas Australia, Ltd.                    154,190    146,365       0.0%
#*  Kingsgate Consolidated, Ltd.                   78,969     16,849       0.0%
    LendLease Group                                29,643    397,553       0.0%
    LifeHealthcare Group, Ltd.                     13,897     37,836       0.0%
    Link Administration Holdings, Ltd.            124,078    772,056       0.0%
*   Lucapa Diamond Co., Ltd.                      111,590     22,665       0.0%
*   Lynas Corp., Ltd.                              75,246    145,013       0.0%
    MACA, Ltd.                                    126,482    122,501       0.0%
*   Macmahon Holdings, Ltd.                       971,526    159,666       0.0%
    Macquarie Atlas Roads Group                   127,260    615,323       0.0%
    Macquarie Group, Ltd.                          48,718  3,967,514       0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Magellan Financial Group, Ltd.                                49,527 $  865,260       0.1%
    Mantra Group, Ltd.                                           181,845    540,008       0.0%
    MaxiTRANS Industries, Ltd.                                    77,028     39,493       0.0%
#*  Mayne Pharma Group, Ltd.                                     972,827    495,937       0.0%
*   MC Mining, Ltd.                                                1,219        571       0.0%
    McMillan Shakespeare, Ltd.                                    37,927    479,226       0.0%
    McPherson's, Ltd.                                             98,304     92,320       0.0%
    Medibank Pvt, Ltd.                                           162,308    356,713       0.0%
*   Medusa Mining, Ltd.                                          152,759     64,046       0.0%
    Melbourne IT, Ltd.                                            41,656    115,662       0.0%
#*  Mesoblast, Ltd.                                              127,495    140,159       0.0%
#   Metals X, Ltd.                                               386,189    226,200       0.0%
    Metcash, Ltd.                                                859,660  2,320,316       0.1%
*   Mincor Resources NL                                           74,946     23,309       0.0%
    Mineral Resources, Ltd.                                       86,351  1,156,322       0.1%
*   MMA Offshore, Ltd.                                           425,178     75,126       0.0%
#   MNF Group, Ltd.                                               17,380     67,961       0.0%
    Monadelphous Group, Ltd.                                      44,913    543,212       0.0%
    Monash IVF Group, Ltd.                                       138,895    122,206       0.0%
    Money3 Corp., Ltd.                                            78,177    104,034       0.0%
#   Mortgage Choice, Ltd.                                         78,728    103,281       0.0%
    Mount Gibson Iron, Ltd.                                      699,223    218,127       0.0%
#   Myer Holdings, Ltd.                                          629,852    181,884       0.0%
#   MYOB Group, Ltd.                                             120,917    294,830       0.0%
    MyState, Ltd.                                                 38,277    133,883       0.0%
    National Australia Bank, Ltd.                                 95,889  2,084,534       0.1%
    Navigator Global Investments, Ltd.                            97,295    279,760       0.0%
#   Navitas, Ltd.                                                127,008    406,655       0.0%
*   Neometals, Ltd.                                               48,923     12,282       0.0%
*   NetComm Wireless, Ltd.                                        11,903     12,284       0.0%
    New Hope Corp., Ltd.                                         135,897    221,078       0.0%
    Newcrest Mining, Ltd.                                         29,405    466,068       0.0%
    nib holdings, Ltd.                                           210,249    878,880       0.1%
    Nick Scali, Ltd.                                              28,112    146,742       0.0%
    Nine Entertainment Co. Holdings, Ltd.                        492,787    872,642       0.1%
    Northern Star Resources, Ltd.                                288,437  1,376,558       0.1%
*   NRW Holdings, Ltd.                                           282,455    270,799       0.0%
    Nufarm, Ltd.                                                 125,360    856,867       0.0%
#   OFX Group, Ltd.                                              120,028    162,261       0.0%
    Oil Search, Ltd.                                              69,514    408,955       0.0%
    oOh!media, Ltd.                                               67,406    246,140       0.0%
#   Orica, Ltd.                                                  147,743  2,201,239       0.1%
*   Origin Energy, Ltd.                                          258,591  1,887,914       0.1%
    Orora, Ltd.                                                  555,223  1,392,518       0.1%
    OZ Minerals, Ltd.                                            258,814  1,786,068       0.1%
    Pacific Current Group, Ltd.                                   27,457    129,666       0.0%
    Pacific Energy, Ltd.                                          48,014     19,272       0.0%
    Pacific Smiles Group, Ltd.                                    19,058     23,430       0.0%
    Pact Group Holdings, Ltd.                                     88,704    377,699       0.0%
*   Paladin Energy, Ltd.                                          23,084      2,178       0.0%
*   Panoramic Resources, Ltd.                                    321,811    127,576       0.0%
    Paragon Care, Ltd.                                            94,689     51,965       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Peet, Ltd.                                                   197,689 $  210,133       0.0%
    Perpetual, Ltd.                                               20,137    607,505       0.0%
#*  Perseus Mining, Ltd.                                         786,684    270,181       0.0%
    Pioneer Credit, Ltd.                                          19,143     50,198       0.0%
#   Platinum Asset Management, Ltd.                              110,604    469,166       0.0%
*   PMP, Ltd.                                                    150,913     31,762       0.0%
#   Premier Investments, Ltd.                                     48,697    574,988       0.0%
    Primary Health Care, Ltd.                                    402,534  1,147,596       0.1%
    Prime Media Group, Ltd.                                      259,087     56,394       0.0%
    Pro Medicus, Ltd.                                             12,101     72,653       0.0%
    Qantas Airways, Ltd.                                         272,837  1,179,961       0.1%
    QBE Insurance Group, Ltd.                                    156,418  1,168,220       0.1%
    QMS Media, Ltd.                                              169,652    133,950       0.0%
#   Qube Holdings, Ltd.                                          696,844  1,201,002       0.1%
#*  Quintis, Ltd.                                                197,160     38,446       0.0%
*   Ramelius Resources, Ltd.                                     330,244    127,462       0.0%
    Ramsay Health Care, Ltd.                                       7,186    349,352       0.0%
    RCR Tomlinson, Ltd.                                           92,795    282,800       0.0%
    REA Group, Ltd.                                                3,734    226,063       0.0%
*   Reckon, Ltd.                                                  24,980     24,205       0.0%
    Reece, Ltd.                                                    4,195     33,480       0.0%
#   Regis Healthcare, Ltd.                                        69,376    199,361       0.0%
    Regis Resources, Ltd.                                        226,066    797,752       0.0%
    Reject Shop, Ltd. (The)                                       25,896    143,501       0.0%
#   Resolute Mining, Ltd.                                        663,028    566,241       0.0%
#   Retail Food Group, Ltd.                                       95,537     66,099       0.0%
    Ridley Corp., Ltd.                                           173,854    166,676       0.0%
    Rio Tinto, Ltd.                                               28,857  1,717,400       0.1%
*   RPMGlobal Holdings, Ltd.                                      20,372     10,426       0.0%
    Ruralco Holdings, Ltd.                                        20,809     49,199       0.0%
#   RXP Services, Ltd.                                           120,452     51,525       0.0%
    Salmat, Ltd.                                                  16,043      8,167       0.0%
    Sandfire Resources NL                                        150,081    888,233       0.1%
*   Santos, Ltd.                                                 264,574  1,218,578       0.1%
*   Saracen Mineral Holdings, Ltd.                               511,730    719,351       0.0%
#   SeaLink Travel Group, Ltd.                                    19,086     56,458       0.0%
    Seek, Ltd.                                                    26,845    390,483       0.0%
#   Select Harvests, Ltd.                                         73,258    342,996       0.0%
*   Senex Energy, Ltd.                                           841,653    261,229       0.0%
    Servcorp, Ltd.                                                23,357     83,919       0.0%
    Service Stream, Ltd.                                         183,283    217,603       0.0%
#   Seven Group Holdings, Ltd.                                    69,038    941,393       0.1%
    Seven West Media, Ltd.                                       889,410    369,895       0.0%
    SG Fleet Group, Ltd.                                          30,658     81,496       0.0%
    Sigma Healthcare, Ltd.                                       664,298    386,007       0.0%
#*  Silex Systems, Ltd.                                           12,982      2,881       0.0%
#   Silver Chef, Ltd.                                             12,524     32,584       0.0%
#*  Silver Lake Resources, Ltd.                                  373,613    156,564       0.0%
    Sims Metal Management, Ltd.                                  134,368  1,623,931       0.1%
*   Sino Gas & Energy Holdings, Ltd.                             871,442    110,964       0.0%
    Sirtex Medical, Ltd.                                          23,301    487,315       0.0%
    Sonic Healthcare, Ltd.                                        35,779    634,370       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                            --------- ------------ ---------------
AUSTRALIA -- (Continued)
    South32, Ltd.                             513,662 $  1,425,423       0.1%
    Southern Cross Media Group, Ltd.          530,793      459,615       0.0%
    Spark Infrastructure Group                350,387      617,805       0.0%
    SpeedCast International, Ltd.              64,640      287,100       0.0%
    St Barbara, Ltd.                          247,511      789,630       0.0%
    Star Entertainment Grp, Ltd. (The)        458,288    1,813,573       0.1%
    Steadfast Group, Ltd.                     144,341      297,208       0.0%
*   Strike Energy, Ltd.                        60,386        2,797       0.0%
    Suncorp Group, Ltd.                       111,215    1,169,726       0.1%
#*  Sundance Energy Australia, Ltd.         5,253,419      244,247       0.0%
    Sunland Group, Ltd.                        67,813       89,677       0.0%
#   Super Retail Group, Ltd.                  121,328      655,968       0.0%
#   Superloop, Ltd.                            57,184       81,199       0.0%
#*  Syrah Resources, Ltd.                      30,529       73,092       0.0%
    Tabcorp Holdings, Ltd.                    127,418      418,994       0.0%
#   Tassal Group, Ltd.                        155,711      453,624       0.0%
    Technology One, Ltd.                      134,332      498,972       0.0%
    Thorn Group, Ltd.                         120,983       55,637       0.0%
*   Tiger Resources, Ltd.                     335,407        5,031       0.0%
    Tox Free Solutions, Ltd.                  156,266      404,364       0.0%
#   TPG Telecom, Ltd.                          44,508      186,692       0.0%
    Treasury Wine Estates, Ltd.                11,224      160,323       0.0%
#*  Troy Resources, Ltd.                      258,080       25,337       0.0%
    Villa World, Ltd.                          88,952      165,162       0.0%
#*  Village Roadshow, Ltd.                     56,664       92,032       0.0%
*   Virgin Australia Holdings, Ltd.         1,132,657      186,891       0.0%
    Virtus Health, Ltd.                        66,783      283,236       0.0%
    Vita Group, Ltd.                          116,511       94,764       0.0%
#   Vocus Group, Ltd.                         428,463      787,449       0.0%
*   Watpac, Ltd.                               44,377       26,447       0.0%
#   Webjet, Ltd.                               50,923      419,450       0.0%
    Wesfarmers, Ltd.                           34,155    1,123,694       0.1%
#   Western Areas, Ltd.                       174,916      450,420       0.0%
#*  Westgold Resources, Ltd.                  197,533      218,643       0.0%
#   Westpac Banking Corp.                      56,563    1,214,998       0.1%
    Westpac Banking Corp. Sponsored ADR        17,788      381,375       0.0%
#   Whitehaven Coal, Ltd.                     425,006    1,465,530       0.1%
    Woodside Petroleum, Ltd.                  195,034    4,726,354       0.2%
    WorleyParsons, Ltd.                       154,964    1,888,821       0.1%
    WPP AUNZ, Ltd.                            265,697      183,267       0.0%
                                                      ------------       ---
TOTAL AUSTRALIA                                        160,827,449       6.0%
                                                      ------------       ---
AUSTRIA -- (0.8%)
    Agrana Beteiligungs AG                      2,232      261,052       0.0%
    ANDRITZ AG                                 34,158    1,836,044       0.1%
    Atrium European Real Estate, Ltd.          45,516      220,819       0.0%
    Austria Technologie & Systemtechnik AG     23,543      581,338       0.0%
    CA Immobilien Anlagen AG                   15,929      552,351       0.0%
#   DO & CO AG                                  3,796      235,960       0.0%
    Erste Group Bank AG                        30,318    1,482,599       0.1%
    EVN AG                                     25,624      524,619       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                          SHARES    VALUE++   OF NET ASSETS**
                                                          ------- ----------- ---------------
AUSTRIA -- (Continued)
*   FACC AG                                                17,679 $   433,941       0.0%
    Flughafen Wien AG                                       2,852     115,903       0.0%
    IMMOFINANZ AG                                         122,979     321,954       0.0%
    Kapsch TrafficCom AG                                    2,499     111,243       0.0%
    Lenzing AG                                              3,520     409,611       0.0%
    Mayr Melnhof Karton AG                                  3,133     474,769       0.0%
    Oberbank AG                                               847      88,414       0.0%
    Oesterreichische Post AG                               15,485     743,644       0.0%
    OMV AG                                                 41,501   2,570,366       0.1%
#   Palfinger AG                                            5,303     198,843       0.0%
    POLYTEC Holding AG                                      8,231     148,139       0.0%
#   Porr AG                                                 6,422     228,553       0.0%
*   Raiffeisen Bank International AG                       84,612   2,856,167       0.1%
    Rosenbauer International AG                             1,432      87,061       0.0%
    S IMMO AG                                              14,586     288,530       0.0%
#*  Schoeller-Bleckmann Oilfield Equipment AG               3,529     436,277       0.0%
#   Semperit AG Holding                                     6,249     137,835       0.0%
    Strabag SE                                             11,465     471,791       0.0%
    Telekom Austria AG                                     77,305     737,159       0.0%
    UBM Development AG                                        647      32,660       0.0%
    UNIQA Insurance Group AG                              116,178   1,391,159       0.1%
    Verbund AG                                             29,316     907,892       0.1%
    Vienna Insurance Group AG Wiener Versicherung Gruppe   31,488   1,023,529       0.1%
    Voestalpine AG                                         29,355   1,548,688       0.1%
    Wienerberger AG                                        64,572   1,627,078       0.1%
#   Zumtobel Group AG                                      10,068      91,239       0.0%
                                                                  -----------       ---
TOTAL AUSTRIA                                                      23,177,227       0.9%
                                                                  -----------       ---
BELGIUM -- (1.6%)
*   Ablynx NV                                               6,175     332,871       0.0%
    Ackermans & van Haaren NV                              17,415   3,142,461       0.1%
    Ageas                                                 107,511   5,751,022       0.2%
*   AGFA-Gevaert NV                                       166,171     592,432       0.0%
#   Anheuser-Busch InBev SA/NV                             27,589   2,740,513       0.1%
    Anheuser-Busch InBev SA/NV Sponsored ADR                6,428     643,314       0.0%
    Atenor                                                  2,049     115,725       0.0%
    Banque Nationale de Belgique                               69     245,369       0.0%
    Barco NV                                                8,785   1,134,853       0.1%
    Bekaert SA                                             29,714   1,248,125       0.1%
#   bpost SA                                               46,622   1,022,456       0.1%
#*  Celyad SA                                               1,279      43,748       0.0%
    Cie d'Entreprises CFE                                   5,972     751,709       0.0%
#   Cie Immobiliere de Belgique SA                          1,566     102,680       0.0%
    Colruyt SA                                             25,632   1,442,345       0.1%
    D'ieteren SA                                           20,041     852,988       0.0%
    Deceuninck NV                                          56,289     199,029       0.0%
    Econocom Group SA                                     105,654     680,233       0.0%
    Elia System Operator SA                                 6,294     397,639       0.0%
#   Euronav NV                                            109,300     881,923       0.0%
    EVS Broadcast Equipment SA                              8,451     276,923       0.0%
#*  Exmar NV                                               27,285     190,565       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
BELGIUM -- (Continued)
*   Fagron                                                         7,315 $   125,950       0.0%
*   Galapagos NV                                                     345      30,913       0.0%
    Gimv NV                                                        9,727     582,843       0.0%
    KBC Group NV                                                  29,947   2,603,592       0.1%
    Kinepolis Group NV                                             8,302     580,083       0.0%
    Lotus Bakeries                                                    93     263,933       0.0%
*   MDxHealth                                                      3,882      17,469       0.0%
    Melexis NV                                                     9,366     891,257       0.1%
#*  Nyrstar NV                                                    67,523     465,963       0.0%
#   Ontex Group NV                                                57,833   1,482,406       0.1%
#   Orange Belgium SA                                             29,015     602,259       0.0%
#   Picanol                                                        1,521     168,473       0.0%
    Proximus SADP                                                 25,907     793,898       0.0%
    RealDolmen                                                     2,921     129,573       0.0%
    Recticel SA                                                   35,148     438,865       0.0%
    Resilux                                                          847     143,832       0.0%
    Roularta Media Group NV                                        1,845      49,123       0.0%
    Sioen Industries NV                                            8,233     303,125       0.0%
    Sipef SA                                                       3,728     269,341       0.0%
    Solvay SA                                                     28,271   3,931,656       0.2%
*   Telenet Group Holding NV                                       4,412     257,836       0.0%
    TER Beke SA                                                      539     110,063       0.0%
*   Tessenderlo Group SA                                          27,512   1,153,387       0.1%
#*  ThromboGenics NV                                              32,613     188,351       0.0%
#*  TiGenix NV                                                    67,651     143,985       0.0%
#   UCB SA                                                        21,524   1,621,060       0.1%
#   Umicore SA                                                   107,492   5,978,548       0.2%
    Van de Velde NV                                                3,155     130,333       0.0%
*   Viohalco SA                                                   25,814     110,780       0.0%
                                                                         -----------       ---
TOTAL BELGIUM                                                             46,357,820       1.7%
                                                                         -----------       ---
CANADA -- (7.5%)
*   5N Plus, Inc.                                                 43,015     100,506       0.0%
#   Absolute Software Corp.                                       14,551      78,991       0.0%
#   Acadian Timber Corp.                                           7,576     116,182       0.0%
*   Advantage Oil & Gas, Ltd.                                    159,974     509,594       0.0%
    Aecon Group, Inc.                                             49,735     699,184       0.0%
#*  Africa Oil Corp.                                             291,900     270,541       0.0%
#   Ag Growth International, Inc.                                  7,460     302,479       0.0%
    AGF Management, Ltd. Class B                                  63,512     348,736       0.0%
    Agnico Eagle Mines, Ltd.(2009823)                             13,453     566,117       0.0%
#   Agnico Eagle Mines, Ltd.(2009834)                             11,564     486,729       0.0%
#   AGT Food & Ingredients, Inc.                                  12,112     154,708       0.0%
#   Aimia, Inc.                                                   54,074      93,075       0.0%
*   Air Canada                                                    15,500     304,700       0.0%
#   AirBoss of America Corp.                                      12,431     137,385       0.0%
    AKITA Drilling, Ltd. Class A                                   2,700      15,351       0.0%
#*  Alacer Gold Corp.                                            231,121     383,417       0.0%
    Alamos Gold, Inc. Class A(BYNBW45)                            61,980     334,692       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                           208,606   1,127,554       0.1%
#   Alaris Royalty Corp.                                          34,023     451,273       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Algoma Central Corp.                           4,796 $   56,740       0.0%
    Algonquin Power & Utilities Corp.             79,951    778,369       0.0%
#*  Alio Gold, Inc.                               16,660     32,569       0.0%
#   AltaGas, Ltd.                                  5,021     96,787       0.0%
    Altius Minerals Corp.                         27,000    301,344       0.0%
    Altus Group, Ltd.                             21,392    538,153       0.0%
#*  Americas Silver Corp.                         27,100    103,845       0.0%
*   Amerigo Resources, Ltd.                       77,500     61,568       0.0%
#   Andrew Peller, Ltd. Class A                   14,100    198,220       0.0%
#   ARC Resources, Ltd.                          134,470  1,499,755       0.1%
*   Argonaut Gold, Inc.                          141,203    271,639       0.0%
#*  Asanko Gold, Inc.                            101,993    113,595       0.0%
    Atco, Ltd. Class I                             4,600    139,188       0.0%
#*  Athabasca Oil Corp.                          419,433    496,544       0.0%
#*  ATS Automation Tooling Systems, Inc.          41,145    563,042       0.0%
    AutoCanada, Inc.                              22,819    387,796       0.0%
*   B2Gold Corp.                                 517,337  1,486,797       0.1%
#   Badger Daylighting, Ltd.                      20,326    391,497       0.0%
    Bank of Montreal(2076009)                     15,646  1,188,241       0.1%
    Bank of Montreal(2073174)                     39,088  2,967,952       0.1%
    Bank of Nova Scotia (The)(2957665)            34,732  2,134,629       0.1%
    Bank of Nova Scotia (The)(2076281)             6,849    420,985       0.0%
    Barrick Gold Corp.                            28,817    388,165       0.0%
*   Baytex Energy Corp.(B4VGVM3)                 168,244    753,458       0.0%
*   Baytex Energy Corp.(B51ZNJ8)                  31,128    139,142       0.0%
    BCE, Inc.                                      4,055    172,073       0.0%
#*  Bellatrix Exploration, Ltd.                   37,520     55,815       0.0%
#   Birchcliff Energy, Ltd.                      172,754    625,652       0.0%
    Bird Construction, Inc.                       17,859    120,734       0.0%
#   Black Diamond Group, Ltd.                     34,641     66,101       0.0%
#*  BlackBerry, Ltd.                              19,864    207,976       0.0%
*   BlackPearl Resources, Inc.                   243,368    263,469       0.0%
*   BNK Petroleum, Inc.                           74,000     33,428       0.0%
*   Bombardier, Inc. Class A                       9,900     30,611       0.0%
*   Bombardier, Inc. Class B                     114,760    354,840       0.0%
#   Bonavista Energy Corp.                       189,957    233,757       0.0%
#   Bonterra Energy Corp.                         25,174    309,786       0.0%
    Boralex, Inc. Class A                         22,204    396,886       0.0%
    Brookfield Real Estate Services, Inc.          1,900     26,104       0.0%
#   BRP, Inc.                                      9,500    384,306       0.0%
#*  BSM Technologies, Inc.                        48,300     48,528       0.0%
    CAE, Inc.(2162760)                            16,827    318,074       0.0%
    CAE, Inc.(2125097)                             4,303     81,542       0.0%
*   Calfrac Well Services, Ltd.                   96,583    503,996       0.0%
    Calian Group, Ltd.                             1,533     36,177       0.0%
#   Callidus Capital Corp.                        17,332     93,278       0.0%
    Cameco Corp.(2166160)                         43,049    453,306       0.0%
    Cameco Corp.(2158684)                         99,893  1,051,873       0.1%
    Canaccord Genuity Group, Inc.                103,597    489,763       0.0%
*   Canacol Energy, Ltd.                         110,919    370,607       0.0%
    Canadian Imperial Bank of Commerce(2170525)    4,451    387,675       0.0%
    Canadian Imperial Bank of Commerce(2418872)    6,707    583,844       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES   VALUE++   OF NET ASSETS**
                                                    ------- ---------- ---------------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd.(2125202)        57,184 $2,063,199       0.1%
    Canadian Natural Resources, Ltd.(2171573)             4        144       0.0%
#   Canadian Tire Corp., Ltd. Class A                 8,816  1,201,467       0.1%
#   Canadian Western Bank                            87,918  2,332,931       0.1%
*   Canfor Corp.                                     70,590  1,621,324       0.1%
    Canfor Pulp Products, Inc.                       27,649    388,695       0.0%
#   CanWel Building Materials Group, Ltd.            41,856    218,416       0.0%
    Capital Power Corp.                              21,184    402,248       0.0%
*   Capstone Mining Corp.                           337,985    294,827       0.0%
    Cara Operations, Ltd.                             9,811    204,175       0.0%
#   Cardinal Energy, Ltd.                            86,299    348,165       0.0%
    Cargojet, Inc.                                    1,500     75,237       0.0%
    Cascades, Inc.                                   60,672    578,864       0.0%
*   Cathedral Energy Services, Ltd.                  14,861     18,172       0.0%
    CCL Industries, Inc. Class B                     33,170  1,608,963       0.1%
*   Celestica, Inc.(2263362)                         42,777    492,421       0.0%
*   Celestica, Inc.(2262659)                         57,586    662,239       0.0%
    Cenovus Energy, Inc.(B57FG04)                    77,149    772,722       0.0%
#   Cenovus Energy, Inc.(B5BQMT4)                    70,959    711,719       0.0%
*   Centerra Gold, Inc.(B01NXQ4)                    185,826  1,134,680       0.1%
*   Centerra Gold, Inc.(152006102)                      935      5,706       0.0%
    Cervus Equipment Corp.                            6,136     63,131       0.0%
#   CES Energy Solutions Corp.                       60,307    295,441       0.0%
*   CGI Group, Inc. Class A(2159740)                  7,471    432,916       0.0%
*   CGI Group, Inc. Class A(2411967)                  7,333    424,581       0.0%
#   Chesswood Group, Ltd.                            10,697     89,062       0.0%
#*  China Gold International Resources Corp., Ltd.  202,028    410,680       0.0%
*   Chinook Energy, Inc.                             38,922      6,214       0.0%
    CI Financial Corp.                               14,539    305,965       0.0%
#   Cineplex, Inc.                                   30,055    702,481       0.0%
#   Clearwater Seafoods, Inc.                        10,558     43,500       0.0%
    Cogeco Communications, Inc.                       9,995    532,542       0.0%
    Cogeco, Inc.                                      6,264    321,018       0.0%
    Colliers International Group, Inc.(BYL7WD4)       5,285    359,644       0.0%
    Colliers International Group, Inc.(BYL7SB4)       4,219    286,568       0.0%
    Computer Modelling Group, Ltd.                   44,122    324,399       0.0%
    Cona Resources, Ltd.                             33,282     65,841       0.0%
    Constellation Software, Inc.                      1,092    780,445       0.0%
#*  Continental Gold, Inc.                          111,150    300,394       0.0%
#*  Copper Mountain Mining Corp.                    125,983    116,764       0.0%
    Corby Spirit and Wine, Ltd.                       4,950     76,682       0.0%
*   Corridor Resources, Inc.                          5,600      3,009       0.0%
#   Corus Entertainment, Inc. Class B               100,405    500,481       0.0%
    Cott Corp.(2228941)                               4,928     70,470       0.0%
    Cott Corp.(2228952)                              50,909    727,979       0.0%
    Crescent Point Energy Corp.(B67C8W8)             63,026    552,238       0.0%
    Crescent Point Energy Corp.(B67C970)             94,326    827,241       0.1%
*   Crew Energy, Inc.                               134,885    274,193       0.0%
#*  CRH Medical Corp.                                23,040     63,883       0.0%
#*  Delphi Energy Corp.                             157,954    120,561       0.0%
#*  Denison Mines Corp.                             436,805    200,720       0.0%
*   Descartes Systems Group, Inc. (The)               1,519     44,886       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
*   Detour Gold Corp.                                            136,589 $  987,224       0.1%
    DHX Media, Ltd.(BRF12N3)                                      55,898    152,376       0.0%
#   DHX Media, Ltd.(BRF12P5)                                      32,800     88,134       0.0%
#*  DIRTT Environmental Solutions                                 26,200    114,885       0.0%
    Dollarama, Inc.                                                4,866    560,142       0.0%
    Dorel Industries, Inc. Class B                                23,718    512,617       0.0%
*   DREAM Unlimited Corp. Class A                                 21,742    162,055       0.0%
*   Dundee Precious Metals, Inc.                                 112,415    285,426       0.0%
    E-L Financial Corp., Ltd.                                        175    109,714       0.0%
#*  Eastmain Resources, Inc.                                      97,500     20,123       0.0%
    ECN Capital Corp.                                            176,743    468,029       0.0%
#*  Eldorado Gold Corp.                                          521,375    495,407       0.0%
    Element Fleet Management Corp.                               295,218  1,115,158       0.1%
    Empire Co., Ltd. Class A                                     115,082  2,225,543       0.1%
#   Enbridge Income Fund Holdings, Inc.                           60,227  1,288,082       0.1%
    Encana Corp.                                                 130,652  1,630,537       0.1%
#*  Endeavour Mining Corp.                                        35,736    609,813       0.0%
#   Enercare, Inc.                                                49,928    675,065       0.0%
    Enerflex, Ltd.                                                77,107    942,255       0.1%
#*  Energy Fuels, Inc.(BFV4XV7)                                   38,805     68,910       0.0%
*   Energy Fuels, Inc.(BFV4XW8)                                    2,144      3,859       0.0%
    Enerplus Corp.                                               122,564  1,422,968       0.1%
    Enghouse Systems, Ltd.                                         8,896    461,307       0.0%
    Ensign Energy Services, Inc.                                 113,956    545,839       0.0%
*   Epsilon Energy, Ltd.                                          35,277     69,238       0.0%
#   Equitable Group, Inc.                                         11,089    500,234       0.0%
*   Essential Energy Services Trust                              168,421     81,328       0.0%
    Evertz Technologies, Ltd.                                     13,926    192,412       0.0%
#   Exchange Income Corp.                                         14,690    347,013       0.0%
    Exco Technologies, Ltd.                                       24,917    189,214       0.0%
#*  EXFO, Inc.                                                        48        178       0.0%
#   Extendicare, Inc.                                             48,804    316,630       0.0%
    Fairfax Financial Holdings, Ltd.                               2,544  1,408,428       0.1%
    Fiera Capital Corp.                                           26,571    234,264       0.0%
    Finning International, Inc.                                   45,189  1,139,976       0.1%
    Firm Capital Mortgage Investment Corp.                        22,500    227,637       0.0%
    First Capital Realty, Inc.                                     9,235    144,356       0.0%
#*  First Majestic Silver Corp.(2833583)                          29,820    193,698       0.0%
#*  First Majestic Silver Corp.(B01DH95)                          26,297    170,405       0.0%
*   First Mining Gold Corp.                                      344,000    136,641       0.0%
#   First National Financial Corp.                                 8,600    177,834       0.0%
    First Quantum Minerals, Ltd.                                 178,764  2,575,750       0.1%
    FirstService Corp.(BY9C8H7)                                    4,382    306,740       0.0%
    FirstService Corp.(BYL7ZF7)                                    4,219    295,736       0.0%
#*  Fission Uranium Corp.                                        274,000    138,713       0.0%
*   Fortress Global Enterprises, Inc.                              2,299      5,372       0.0%
*   Fortuna Silver Mines, Inc.                                    97,382    552,915       0.0%
#   Freehold Royalties, Ltd.                                      50,892    515,678       0.0%
#*  Frontera Energy Corp.                                          1,900     58,867       0.0%
    Gamehost, Inc.                                                10,482     87,272       0.0%
*   Gear Energy, Ltd.                                            103,076     75,464       0.0%
    Genesis Land Development Corp.                                10,800     30,702       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
#   Genworth MI Canada, Inc.                                   39,761 $1,285,160       0.1%
    George Weston, Ltd.                                         6,237    510,978       0.0%
    Gibson Energy, Inc.                                        26,432    341,118       0.0%
    Gildan Activewear, Inc.                                    13,046    380,015       0.0%
*   Glacier Media, Inc.                                         3,000      1,916       0.0%
#   Gluskin Sheff + Associates, Inc.                           15,463    187,033       0.0%
#   GMP Capital, Inc.                                          41,985    104,967       0.0%
#   goeasy, Ltd.                                                9,293    271,418       0.0%
    Goldcorp, Inc.(2676636)                                    73,541    977,360       0.1%
    Goldcorp, Inc.(2676302)                                     7,376     97,891       0.0%
*   Golden Star Resources, Ltd.                               132,780     96,176       0.0%
#*  Gran Tierra Energy, Inc.(38500T101)                         1,100      3,641       0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                         362,792  1,195,226       0.1%
#   Granite Oil Corp.                                          21,541     47,647       0.0%
*   Great Canadian Gaming Corp.                                24,300    693,448       0.0%
*   Great Panther Silver, Ltd.                                 29,633     36,235       0.0%
    Great-West Lifeco, Inc.                                     6,100    162,625       0.0%
    Guardian Capital Group, Ltd. Class A                        3,633     68,588       0.0%
*   Guyana Goldfields, Inc.                                   113,755    441,216       0.0%
*   Heroux-Devtek, Inc.                                        25,896    296,283       0.0%
#   High Arctic Energy Services, Inc.                          20,900     64,949       0.0%
#   High Liner Foods, Inc.                                     15,514    132,913       0.0%
#*  Home Capital Group, Inc.                                   48,607    544,768       0.0%
#   Horizon North Logistics, Inc.                             118,178    218,141       0.0%
    HudBay Minerals, Inc.(B05BQ98)                              3,790     26,340       0.0%
    HudBay Minerals, Inc.(B05BDX1)                            207,795  1,451,709       0.1%
#   Hudson's Bay Co.                                           56,253    397,817       0.0%
    Husky Energy, Inc.                                         67,618    945,840       0.1%
*   IAMGOLD Corp.(2149525)                                     23,010    125,635       0.0%
*   IAMGOLD Corp.(2446646)                                    359,626  1,966,256       0.1%
*   IBI Group, Inc.                                            10,000     56,466       0.0%
    IGM Financial, Inc.                                         5,200    159,611       0.0%
#*  Imperial Metals Corp.                                      48,966     76,274       0.0%
    Imperial Oil, Ltd.(2454241)                                   776     24,133       0.0%
#   Imperial Oil, Ltd.(2454252)                                13,814    430,030       0.0%
*   Indigo Books & Music, Inc.                                  5,542     83,522       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   55,709  2,339,956       0.1%
    Information Services Corp.                                  5,400     70,068       0.0%
    Innergex Renewable Energy, Inc.                            46,995    495,595       0.0%
    Intact Financial Corp.                                      2,404    183,303       0.0%
#   Inter Pipeline, Ltd.                                        9,678    174,497       0.0%
*   Interfor Corp.                                             57,812  1,081,090       0.1%
*   Intertain Group, Ltd. (The)                                 9,352    113,700       0.0%
    Intertape Polymer Group, Inc.                              32,264    501,318       0.0%
    Invesque, Inc.                                              5,900     51,507       0.0%
#*  Iron Bridge Resources, Inc.                               100,137     38,216       0.0%
*   Ivanhoe Mines, Ltd. Class A                               287,745    593,889       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                   20,225    387,346       0.0%
    Just Energy Group, Inc.(B693818)                            2,300      9,591       0.0%
    Just Energy Group, Inc.(B63MCN1)                           29,108    121,741       0.0%
    K-Bro Linen, Inc.                                           4,928    136,293       0.0%
#*  Kelt Exploration, Ltd.                                    135,053    854,105       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                        SHARES   VALUE++   OF NET ASSETS**
                                                        ------- ---------- ---------------
CANADA -- (Continued)
    Keyera Corp.                                         11,800 $  317,712       0.0%
*   Kinaxis, Inc.                                         8,642    558,588       0.0%
*   Kinross Gold Corp.(496902404)                        10,211     39,619       0.0%
*   Kinross Gold Corp.(B03Z841)                         808,804  3,130,773       0.1%
    Kirkland Lake Gold, Ltd.                            109,860  1,916,635       0.1%
#*  Klondex Mines, Ltd.                                  82,882    202,694       0.0%
*   Knight Therapeutics, Inc.                            94,656    579,459       0.0%
    KP Tissue, Inc.                                       5,500     46,135       0.0%
#   Labrador Iron Ore Royalty Corp.                      44,105    750,570       0.0%
    Laurentian Bank of Canada                            39,517  1,517,647       0.1%
*   Leagold Mining Corp.                                 64,946    138,091       0.0%
    Leon's Furniture, Ltd.                               16,538    218,712       0.0%
*   Liberty Gold Corp.                                   70,500     22,787       0.0%
    Linamar Corp.                                        41,828  2,343,958       0.1%
    Liquor Stores N.A., Ltd.                             28,555    229,516       0.0%
    Loblaw Cos., Ltd.                                     8,093    411,580       0.0%
    Lucara Diamond Corp.                                247,112    390,699       0.0%
    Lundin Mining Corp.                                 406,106  2,688,501       0.1%
    Magellan Aerospace Corp.                             12,136    182,992       0.0%
#   Magna International, Inc.(2554549)                      300     17,700       0.0%
    Magna International, Inc.(2554475)                   26,629  1,572,707       0.1%
*   Mainstreet Equity Corp.                               1,005     32,570       0.0%
*   Major Drilling Group International, Inc.             70,995    354,989       0.0%
#   Mandalay Resources Corp.                            204,371     33,426       0.0%
    Manulife Financial Corp.(2492519)                    36,601    690,714       0.0%
    Manulife Financial Corp.(2492520)                    75,088  1,416,911       0.1%
    Maple Leaf Foods, Inc.                               36,799    887,051       0.1%
    Martinrea International, Inc.                        78,475    936,358       0.1%
#   Maxar Technologies, Ltd.                              6,438    291,326       0.0%
*   Maxim Power Corp.                                     2,200      4,198       0.0%
#   Mediagrif Interactive Technologies, Inc.              3,500     29,958       0.0%
#   Medical Facilities Corp.                             28,133    309,168       0.0%
*   MEG Energy Corp.                                    200,289  1,035,803       0.1%
    Melcor Developments, Ltd.                             6,353     71,251       0.0%
    Methanex Corp.(2654416)                              15,900    958,371       0.1%
    Methanex Corp.(2578378)                               2,714    163,926       0.0%
    Metro, Inc.                                          29,275    928,902       0.1%
*   Minco Silver Corp.                                    9,414      5,206       0.0%
*   Mitel Networks Corp.                                 25,928    289,379       0.0%
    Morguard Corp.                                        1,100    140,889       0.0%
    Morneau Shepell, Inc.                                25,725    508,309       0.0%
    MTY Food Group, Inc.                                  6,375    228,877       0.0%
#   Mullen Group, Ltd.                                   80,951    917,354       0.1%
    National Bank of Canada                              56,678  2,691,868       0.1%
*   Neptune Technologies & Bioressources, Inc.            6,516     18,473       0.0%
#   Nevsun Resources, Ltd.                              237,334    661,751       0.0%
    New Flyer Industries, Inc.                           25,134  1,154,369       0.1%
*   New Gold, Inc.                                      471,282  1,104,840       0.1%
#*  Newalta Corp.                                        83,333     83,077       0.0%
#   Norbord, Inc.(B01DN31)                                3,586    148,245       0.0%
    Norbord, Inc.(2641441)                                4,916    203,004       0.0%
    North American Construction Group, Ltd.(656811106)   11,011     62,212       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                      SHARES   VALUE++   OF NET ASSETS**
                                                      ------- ---------- ---------------
CANADA -- (Continued)
    North American Construction Group, Ltd.(BFX2LG0)   12,646 $   71,407       0.0%
    North West Co., Inc. (The)                         22,908    492,613       0.0%
#   Northland Power, Inc.                              27,644    498,430       0.0%
#   Nutrien, Ltd.(BDH3SB9)                             24,898  1,133,618       0.1%
    Nutrien, Ltd.(BDRJLN0)                             10,927    497,436       0.0%
*   NuVista Energy, Ltd.                              144,490    948,675       0.1%
#*  Obsidian Energy, Ltd.(BDHLTY3)                     79,923     89,514       0.0%
#*  Obsidian Energy, Ltd.(BDHLTZ4)                    391,148    432,595       0.0%
    OceanaGold Corp.                                  555,773  1,497,702       0.1%
#   Onex Corp.                                          6,200    459,223       0.0%
    Open Text Corp.                                    12,400    437,783       0.0%
*   Orbite Technologies, Inc.                         121,500      2,551       0.0%
    Osisko Gold Royalties, Ltd.(68827L101)              8,457     82,540       0.0%
    Osisko Gold Royalties, Ltd.(BN60CQ4)               82,908    809,093       0.1%
#*  Painted Pony Energy, Ltd.                          85,445    186,336       0.0%
    Pan American Silver Corp.(2703396)                 75,823  1,222,267       0.1%
    Pan American Silver Corp.(2669272)                 19,634    316,539       0.0%
*   Paramount Resources, Ltd. Class A                  67,737    967,028       0.1%
*   Parex Resources, Inc.                              73,310  1,261,278       0.1%
#   Parkland Fuel Corp.                                24,008    557,404       0.0%
    Pason Systems, Inc.                                29,978    419,101       0.0%
    Pembina Pipeline Corp.(B4PPQG5)                        82      2,613       0.0%
    Pembina Pipeline Corp.(B4PT2P8)                     4,554    145,020       0.0%
#*  Pengrowth Energy Corp.                            431,204    386,218       0.0%
#   Peyto Exploration & Development Corp.              53,576    506,572       0.0%
*   PHX Energy Services Corp.                          30,152     54,952       0.0%
#*  Pine Cliff Energy, Ltd.                           141,100     32,969       0.0%
#   Pizza Pizza Royalty Corp.                          20,206    217,648       0.0%
    Polaris Infrastructure, Inc.                        8,940    133,061       0.0%
#   PrairieSky Royalty, Ltd.                            1,664     36,897       0.0%
*   Precision Drilling Corp.(B5YPLH9)                 205,892    734,441       0.0%
*   Precision Drilling Corp.(B5TQB99)                  59,993    213,575       0.0%
*   Premier Gold Mines, Ltd.                          177,880    376,832       0.0%
    Premium Brands Holdings Corp.                      12,239  1,149,691       0.1%
#*  Pretium Resources, Inc.                            40,386    271,767       0.0%
#   Pulse Seismic, Inc.                                33,004     77,115       0.0%
    Quarterhill, Inc.                                 124,631    187,342       0.0%
    Quebecor, Inc. Class B                             32,000    596,659       0.0%
#*  Questerre Energy Corp. Class A                     62,560     44,827       0.0%
*   Raging River Exploration, Inc.                    171,637    954,467       0.1%
    Reitmans Canada, Ltd. Class A                      29,599     91,751       0.0%
#   Richelieu Hardware, Ltd.                           20,921    451,514       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)             1,000     32,680       0.0%
    Ritchie Bros Auctioneers, Inc.(2202729)               627     20,522       0.0%
    Rocky Mountain Dealerships, Inc.                   12,478    120,120       0.0%
    Rogers Sugar, Inc.                                 52,548    245,561       0.0%
    Royal Bank of Canada(2754383)                      13,700  1,041,838       0.1%
    Royal Bank of Canada(2756196)                      21,014  1,598,115       0.1%
#*  Royal Nickel Corp.                                128,000     21,932       0.0%
    Russel Metals, Inc.                                38,412    872,980       0.1%
#*  Sabina Gold & Silver Corp.                        168,500    223,101       0.0%
#*  Sandstorm Gold, Ltd.                              132,613    613,514       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
CANADA -- (Continued)
    Saputo, Inc.                                 11,022 $  357,371       0.0%
    Savaria Corp.                                 5,800     74,355       0.0%
    Secure Energy Services, Inc.                137,163    863,178       0.1%
*   SEMAFO, Inc.                                250,074    775,182       0.0%
*   Seven Generations Energy, Ltd. Class A       25,603    365,316       0.0%
    Shaw Communications, Inc. Class B(2801836)    4,800     98,658       0.0%
    Shaw Communications, Inc. Class B(2591900)   18,675    384,145       0.0%
    ShawCor, Ltd.                                38,130    737,684       0.0%
#*  Sherritt International Corp.                263,069    249,966       0.0%
#   Sienna Senior Living, Inc.                   20,011    271,811       0.0%
*   Sierra Wireless, Inc.(2418968)                8,700    150,697       0.0%
#*  Sierra Wireless, Inc.(2585259)               15,411    267,381       0.0%
    Sleep Country Canada Holdings, Inc.          18,671    512,745       0.0%
    SNC-Lavalin Group, Inc.                       9,417    412,853       0.0%
*   Solium Capital, Inc.                          1,094      8,614       0.0%
*   Southern Pacific Resource Corp.             135,301          1       0.0%
#*  Spartan Energy Corp.                        129,110    639,543       0.0%
*   Spin Master Corp.                             3,794    141,926       0.0%
#   Sprott, Inc.                                159,767    423,074       0.0%
*   SSR Mining, Inc.(784730103)                  20,715    211,707       0.0%
*   SSR Mining, Inc.(BF7MPL9)                    69,629    713,128       0.0%
    Stantec, Inc.(2854238)                       13,024    331,395       0.0%
    Stantec, Inc.(B0G11S1)                        4,216    107,086       0.0%
#*  Stars Group, Inc. (The)(BDG1ML2)             20,906    651,222       0.0%
*   Stars Group, Inc. (The)(BDG1MJ0)             24,674    767,537       0.0%
    Stella-Jones, Inc.                           17,350    628,759       0.0%
#*  Stornoway Diamond Corp.                     375,613    169,676       0.0%
*   Strad Energy Services, Ltd.                   4,059      5,090       0.0%
    Stuart Olson, Inc.                           18,950    108,775       0.0%
    Student Transportation, Inc.                 25,875    193,465       0.0%
    Sun Life Financial, Inc.(2566124)             7,841    323,668       0.0%
    Sun Life Financial, Inc.(2568283)            22,468    927,479       0.1%
    Suncor Energy, Inc.(B3NB0P5)                 72,745  2,781,041       0.1%
    Suncor Energy, Inc.(B3NB1P2)                100,053  3,826,149       0.2%
*   SunOpta, Inc.(2817510)                       18,909    127,538       0.0%
*   SunOpta, Inc.(2836634)                       41,559    280,523       0.0%
    Superior Plus Corp.                          94,681    917,350       0.1%
    Supremex, Inc.                               12,500     40,403       0.0%
#   Surge Energy, Inc.                          227,284    423,076       0.0%
    Tahoe Resources, Inc.(B4WHL92)              122,913    618,252       0.0%
#   Tahoe Resources, Inc.(B5B9KV1)               34,180    172,238       0.0%
*   Tamarack Valley Energy, Ltd.                 98,815    273,984       0.0%
*   Taseko Mines, Ltd.                          178,329    212,503       0.0%
    Teck Resources, Ltd. Class A                  1,200     30,235       0.0%
    Teck Resources, Ltd. Class B(2879327)        10,991    275,899       0.0%
    Teck Resources, Ltd. Class B(2124533)       221,978  5,578,307       0.2%
    TELUS Corp.                                  10,600    379,353       0.0%
*   Teranga Gold Corp.                           80,844    308,528       0.0%
    TFI International, Inc.                      46,627  1,349,839       0.1%
    Thomson Reuters Corp.                        10,416    418,847       0.0%
    Timbercreek Financial Corp.                  16,256    116,101       0.0%
#*  TMAC Resources, Inc.                         24,198    141,914       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
CANADA -- (Continued)
    TMX Group, Ltd.                               23,886 $  1,440,657       0.1%
    TORC Oil & Gas, Ltd.                         121,146      686,897       0.0%
*   Torex Gold Resources, Inc.                    66,361      682,247       0.0%
    Toromont Industries, Ltd.                     22,041      965,275       0.1%
    Toronto-Dominion Bank (The)(2897222)          41,258    2,317,157       0.1%
    Toronto-Dominion Bank (The)(2042516)           5,699      319,999       0.0%
    Torstar Corp. Class B                         69,863      100,663       0.0%
    Total Energy Services, Inc.                   38,348      406,792       0.0%
    Tourmaline Oil Corp.                          57,306    1,077,877       0.1%
    TransAlta Corp.(2901628)                     100,977      531,644       0.0%
    TransAlta Corp.(2786096)                     125,991      667,752       0.0%
    TransAlta Renewables, Inc.                    23,600      210,644       0.0%
    TransCanada Corp.(2665184)                    12,640      535,941       0.0%
    TransCanada Corp.(2665203)                     2,905      123,317       0.0%
    Transcontinental, Inc. Class A                53,732    1,131,596       0.1%
*   TransGlobe Energy Corp.                       67,575      121,577       0.0%
*   Trevali Mining Corp.                         474,871      440,123       0.0%
*   Trican Well Service, Ltd.                    283,502      755,152       0.0%
    Tricon Capital Group, Inc.                    27,736      217,317       0.0%
#*  Trinidad Drilling, Ltd.                      235,016      340,456       0.0%
*   Trisura Group, Ltd.                            4,000       77,106       0.0%
*   Turquoise Hill Resources, Ltd.(B7XCYK9)       17,904       53,175       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)      174,073      515,189       0.0%
*   TVA Group, Inc. Class B                          653        1,678       0.0%
    Uni-Select, Inc.                              31,620      489,341       0.0%
#*  UrtheCast Corp.                               49,900       12,048       0.0%
*   Valeant Pharmaceuticals International, Inc.  221,201    3,997,102       0.2%
#   Valener, Inc.                                 11,489      180,127       0.0%
    Vermilion Energy, Inc.                        15,758      532,778       0.0%
    Wajax Corp.                                   19,509      359,502       0.0%
#   Waste Connections, Inc.(BYVG1F6)                 173       12,495       0.0%
    Waste Connections, Inc.(BYQFRK5)                 267       19,311       0.0%
#*  Wesdome Gold Mines, Ltd.                      65,176       95,940       0.0%
#   West Fraser Timber Co., Ltd.                  42,570    2,883,534       0.1%
*   Western Energy Services Corp.                 64,541       58,813       0.0%
    Western Forest Products, Inc.                383,165      826,642       0.1%
    WestJet Airlines, Ltd.                         4,300       76,526       0.0%
    Westshore Terminals Investment Corp.          29,089      502,281       0.0%
    Wheaton Precious Metals Corp.                 23,361      485,675       0.0%
    Whitecap Resources, Inc.                     309,990    2,245,342       0.1%
    Winpak, Ltd.                                  12,777      474,280       0.0%
    WSP Global, Inc.                              14,643      724,994       0.0%
*   Xtreme Drilling Corp.                         33,916       52,831       0.0%
    Yamana Gold, Inc.(2219279)                   696,036    2,000,367       0.1%
    Yamana Gold, Inc.(2237646)                     6,868       19,711       0.0%
*   Yangarra Resources, Ltd.                      59,200      294,167       0.0%
*   Yellow Pages, Ltd.                            19,713      107,627       0.0%
    ZCL Composites, Inc.                          11,250      106,196       0.0%
                                                         ------------       ---
TOTAL CANADA                                              218,228,106       8.1%
                                                         ------------       ---

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
 DENMARK -- (1.7%)
 #*  ALK-Abello A.S.                           3,943 $  498,186       0.0%
     Alm Brand A.S.                           63,379    669,810       0.0%
     Ambu A.S. Class B                        74,590  1,729,832       0.1%
     AP Moller - Maersk A.S. Class A             253    386,156       0.0%
     AP Moller - Maersk A.S. Class B             499    799,396       0.0%
 *   Bang & Olufsen A.S.                      27,777    683,735       0.0%
     BankNordik P/F                            1,833     31,437       0.0%
 #*  Bavarian Nordic A.S.                     22,661    618,551       0.0%
     Brodrene Hartmann A.S.                    1,905    112,549       0.0%
     Carlsberg A.S. Class B                   18,912  2,114,961       0.1%
     Chr Hansen Holding A.S.                  19,477  1,765,569       0.1%
 #   Columbus A.S.                            49,192    123,417       0.0%
 #*  D/S Norden A.S.                          23,429    427,437       0.0%
     Danske Bank A.S.                         40,251  1,400,820       0.1%
     DFDS A.S.                                23,787  1,480,953       0.1%
     DSV A.S.                                 35,504  2,811,765       0.1%
     FLSmidth & Co. A.S.                      29,164  1,801,391       0.1%
     GN Store Nord A.S.                       95,918  3,369,980       0.1%
 #   H Lundbeck A.S.                          17,075    989,183       0.0%
 *   H+H International A.S. Class B            7,858    166,333       0.0%
     Harboes Bryggeri A.S. Class B             1,400     19,249       0.0%
     IC Group A.S.                             5,363    141,036       0.0%
     ISS A.S.                                 33,265  1,160,088       0.1%
     Jeudan A.S.                                 422     67,545       0.0%
     Jyske Bank A.S.                          47,621  2,851,525       0.1%
     Matas A.S.                               25,891    298,169       0.0%
 *   Nilfisk Holding A.S.                     22,771  1,115,112       0.0%
 #*  NKT A.S.                                 20,459    608,168       0.0%
     Nordjyske Bank A.S.                       5,916    183,975       0.0%
     Novo Nordisk A.S. Class B                22,932  1,078,444       0.0%
     Novozymes A.S. Class B                    9,977    469,047       0.0%
     Pandora A.S.                             10,035  1,114,778       0.0%
     Parken Sport & Entertainment A.S.         3,780     46,999       0.0%
     Per Aarsleff Holding A.S.                14,945    559,573       0.0%
     Ringkjoebing Landbobank A.S.             16,547    996,853       0.0%
     Rockwool International A.S. Class A         140     38,063       0.0%
     Rockwool International A.S. Class B       4,487  1,352,770       0.1%
     Royal Unibrew A.S.                       32,337  2,141,036       0.1%
     RTX A.S.                                  6,404    169,613       0.0%
 *   Santa Fe Group A.S.                      14,613     79,389       0.0%
     Scandinavian Tobacco Group A.S. Class A   5,147     85,971       0.0%
     Schouw & Co., A.S.                       12,329  1,212,677       0.1%
     SimCorp A.S.                             17,341  1,257,212       0.1%
     Solar A.S. Class B                        4,464    288,053       0.0%
     Spar Nord Bank A.S.                      63,888    729,651       0.0%
     Sydbank A.S.                             55,133  2,038,166       0.1%
     Tivoli A.S.                                 178     18,537       0.0%
 *   TK Development A.S.                      55,151     62,996       0.0%
     Topdanmark A.S.                          43,920  2,065,543       0.1%
     Tryg A.S.                                48,492  1,147,740       0.0%
     United International Enterprises          1,112    249,057       0.0%
     Vestas Wind Systems A.S.                 18,318  1,185,025       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
DENMARK -- (Continued)
*   Vestjysk Bank A.S.                                            99,100 $    40,910       0.0%
*   William Demant Holding A.S.                                   47,885   1,866,159       0.1%
#*  Zealand Pharma A.S.                                           12,208     183,743       0.0%
                                                                         -----------       ---
TOTAL DENMARK                                                             48,904,333       1.8%
                                                                         -----------       ---
FINLAND -- (2.1%)
#   Afarak Group Oyj                                              36,473      45,750       0.0%
#   Ahlstrom-Munksjo Oyj                                          14,021     279,505       0.0%
    Ahtium P.L.C.                                                190,260       1,310       0.0%
    Aktia Bank Oyj                                                24,083     239,449       0.0%
    Alandsbanken Abp Class B                                           5          80       0.0%
    Alma Media Oyj                                                13,155     118,875       0.0%
#   Amer Sports Oyj                                               63,952   1,956,241       0.1%
    Apetit Oyj                                                       638      10,304       0.0%
    Aspo Oyj                                                      13,169     151,201       0.0%
    Atria Oyj                                                     10,467     148,885       0.0%
*   BasWare Oyj                                                      450      22,197       0.0%
#   Bittium Oyj                                                   15,807     102,901       0.0%
    Cargotec Oyj Class B                                          24,533   1,249,531       0.1%
#*  Caverion Oyj                                                   8,432      70,451       0.0%
    Citycon Oyj                                                  115,727     264,676       0.0%
    Cramo Oyj                                                     28,179     661,523       0.0%
    Digia Oyj                                                      2,091       6,428       0.0%
    Elisa Oyj                                                     63,316   2,798,722       0.1%
    F-Secure Oyj                                                  37,917     168,980       0.0%
    Finnair Oyj                                                   55,961     762,786       0.0%
    Fiskars Oyj Abp                                               23,119     575,359       0.0%
    Fortum Oyj                                                    98,858   2,274,009       0.1%
    Glaston Oyj Abp                                                3,249       1,863       0.0%
    HKScan Oyj Class A                                            27,319     101,718       0.0%
#   Huhtamaki Oyj                                                 47,532   1,933,356       0.1%
    Ilkka-Yhtyma Oyj                                               3,592      13,890       0.0%
    Kemira Oyj                                                    83,809   1,121,699       0.1%
    Kesko Oyj Class A                                              3,096     176,583       0.0%
    Kesko Oyj Class B                                             41,548   2,439,689       0.1%
    Kone Oyj Class B                                              18,181     902,966       0.0%
    Konecranes Oyj                                                24,959   1,017,887       0.0%
    Lassila & Tikanoja Oyj                                        21,675     434,961       0.0%
    Metsa Board Oyj                                              125,806   1,409,570       0.1%
    Metso Oyj                                                     55,305   1,965,559       0.1%
#   Neste Oyj                                                     50,237   4,230,283       0.2%
    Nokia Oyj(5902941)                                           518,641   3,111,957       0.1%
    Nokia Oyj(5946455)                                           143,713     863,043       0.0%
    Nokian Renkaat Oyj                                            57,220   2,289,477       0.1%
#   Olvi Oyj Class A                                               7,627     255,933       0.0%
    Oriola Oyj Class B                                           109,357     368,616       0.0%
#   Orion Oyj Class A                                              7,528     247,469       0.0%
    Orion Oyj Class B                                             28,958     878,315       0.0%
    Outokumpu Oyj                                                261,645   1,693,309       0.1%
*   Outotec Oyj                                                   79,010     718,621       0.0%
    Pihlajalinna Oyj                                               7,809     124,022       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
FINLAND -- (Continued)
    Ponsse Oyj                                                     4,478 $   168,342       0.0%
    Poyry Oyj                                                     10,657      74,418       0.0%
    Raisio Oyj Class V                                            80,223     341,358       0.0%
    Ramirent Oyj                                                  69,201     601,493       0.0%
    Revenio Group Oyj                                              7,152     114,614       0.0%
    Sampo Oyj Class A                                             19,207   1,038,746       0.0%
    Sanoma Oyj                                                    54,868     609,951       0.0%
#   SRV Group OYJ                                                 11,475      39,102       0.0%
*   Stockmann Oyj Abp Class A                                      2,666      12,895       0.0%
#*  Stockmann Oyj Abp Class B                                     27,220     132,173       0.0%
    Stora Enso Oyj Class R                                       218,840   4,316,532       0.2%
    Technopolis Oyj                                               43,608     203,976       0.0%
    Tieto Oyj                                                     29,564   1,058,964       0.1%
#   Tikkurila Oyj                                                 26,019     470,409       0.0%
    UPM-Kymmene Oyj                                              258,374   9,219,197       0.4%
    Uponor Oyj                                                    31,282     545,004       0.0%
    Vaisala Oyj Class A                                            8,796     216,331       0.0%
    Valmet Oyj                                                    56,779   1,076,312       0.1%
    Wartsila Oyj Abp                                              44,064     935,580       0.0%
    YIT Oyj                                                      112,035     751,847       0.0%
                                                                         -----------       ---
TOTAL FINLAND                                                             60,137,193       2.2%
                                                                         -----------       ---
FRANCE -- (6.1%)
    ABC Arbitrage                                                 12,945     107,230       0.0%
    Accor SA                                                       2,106     119,035       0.0%
    Actia Group                                                   10,087      99,194       0.0%
    Aeroports de Paris                                             2,541     559,333       0.0%
*   Air France-KLM                                               149,649   1,466,623       0.1%
    Air Liquide SA                                                 7,158     930,370       0.0%
    Akka Technologies                                              4,661     324,878       0.0%
    Albioma SA                                                    21,349     527,941       0.0%
    Alstom SA                                                     19,948     908,201       0.0%
    Altamir                                                       17,275     290,370       0.0%
    Alten SA                                                      11,932   1,185,185       0.1%
#   Altran Technologies SA                                       106,418   1,642,634       0.1%
    Amundi SA                                                      4,601     391,291       0.0%
#*  Antalis International SAS                                     21,133      41,623       0.0%
    April SA                                                       8,584     155,597       0.0%
#*  Archos                                                        19,979      22,137       0.0%
    Arkema SA                                                     25,787   3,377,957       0.1%
    Assystem                                                       5,757     193,811       0.0%
    Atos SE                                                       19,717   2,661,795       0.1%
    Aubay                                                          4,684     226,144       0.0%
#   AXA SA                                                       110,215   3,151,998       0.1%
    AXA SA Sponsored ADR                                          14,588     417,509       0.0%
#   Axway Software SA                                              4,951     121,002       0.0%
    Bastide le Confort Medical                                     1,746     102,975       0.0%
    Beneteau SA                                                   17,449     394,280       0.0%
    Bigben Interactive                                            10,795     179,446       0.0%
    BioMerieux                                                    12,168     961,918       0.0%
    BNP Paribas SA                                                73,561   5,678,854       0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
FRANCE -- (Continued)
    Boiron SA                                          4,787 $  426,659       0.0%
    Bollore SA                                        55,821    277,435       0.0%
    Bonduelle SCA                                     12,572    559,542       0.0%
#   Bourbon Corp.                                     14,458     90,876       0.0%
#   Bouygues SA                                       30,857  1,573,865       0.1%
    Bureau Veritas SA                                 24,625    643,890       0.0%
    Burelle SA                                            44     70,417       0.0%
    Capgemini SE                                       9,054  1,245,520       0.1%
    Carrefour SA                                      66,156  1,357,349       0.1%
#   Casino Guichard Perrachon SA                      44,056  2,285,254       0.1%
    Catering International Services                    1,201     27,177       0.0%
*   Cegedim SA                                         1,092     46,326       0.0%
    Chargeurs SA                                      23,492    709,052       0.0%
    Cie de Saint-Gobain                               98,275  5,141,848       0.2%
    Cie des Alpes                                      8,162    290,617       0.0%
    Cie Generale des Etablissements Michelin SCA      23,837  3,352,027       0.1%
    Cie Plastic Omnium SA                             27,830  1,337,439       0.1%
    CNP Assurances                                    36,443    933,441       0.0%
*   Coface SA                                         72,381    917,036       0.0%
    Credit Agricole SA                                82,395  1,356,827       0.1%
#   Danone SA                                         12,713  1,029,827       0.0%
    Dassault Systemes SE                               2,688    348,338       0.0%
    Derichebourg SA                                   77,136    682,659       0.0%
    Devoteam SA                                        2,344    249,960       0.0%
    Edenred                                           33,337  1,148,475       0.1%
    Eiffage SA                                        19,987  2,379,084       0.1%
#   Electricite de France SA                         184,935  2,595,323       0.1%
    Electricite de Strasbourg SA                          88     13,676       0.0%
    Elior Group SA                                    51,907  1,059,890       0.1%
    Elis SA                                           18,220    435,755       0.0%
    Engie SA                                         152,418  2,673,637       0.1%
*   Eramet                                             7,466  1,299,507       0.1%
#   Essilor International Cie Generale d'Optique SA    9,379  1,281,065       0.1%
*   Esso SA Francaise                                  2,429    147,123       0.0%
*   Etablissements Maurel et Prom                     16,816     96,734       0.0%
    Eurofins Scientific SE                             2,681  1,446,124       0.1%
    Euronext NV                                       26,910  1,929,020       0.1%
    Europcar Groupe SA                                53,477    623,014       0.0%
    Eutelsat Communications SA                       133,469  2,890,537       0.1%
    Exel Industries Class A                              762     97,008       0.0%
    Faurecia SA                                       28,361  2,315,927       0.1%
    Fleury Michon SA                                     748     43,477       0.0%
*   Fnac Darty SA                                      6,885    738,737       0.0%
*   Fnac Darty SA                                      2,700    287,380       0.0%
    Gaztransport Et Technigaz SA                      12,421    770,051       0.0%
    Getlink                                           69,512    980,950       0.0%
    GL Events                                          6,718    211,605       0.0%
    Groupe Crit                                        2,385    259,495       0.0%
*   Groupe Flo                                        48,368     14,554       0.0%
*   Groupe Gorge                                       2,052     42,359       0.0%
    Groupe Open                                        3,320    140,423       0.0%
    Guerbet                                            5,139    325,750       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
FRANCE -- (Continued)
    Haulotte Group SA                                              6,838 $  134,755       0.0%
    Herige Sadcs                                                     700     36,564       0.0%
#*  HiPay Group SA                                                 2,179     39,615       0.0%
*   ID Logistics Group                                             1,080    192,646       0.0%
    Iliad SA                                                       1,304    261,195       0.0%
    Imerys SA                                                      8,907    812,964       0.0%
    Ingenico Group SA                                             12,023  1,051,689       0.1%
    Interparfums SA                                                4,412    203,909       0.0%
    Ipsen SA                                                      11,306  1,830,065       0.1%
    IPSOS                                                         22,830    869,161       0.0%
    Jacquet Metal Service SA                                       8,285    319,849       0.0%
    JCDecaux SA                                                    8,247    295,540       0.0%
    Kaufman & Broad SA                                             8,264    435,363       0.0%
    Kering SA                                                      2,393  1,384,341       0.1%
    Korian SA                                                     34,744  1,214,819       0.1%
    Lagardere SCA                                                 95,197  2,722,740       0.1%
    Laurent-Perrier                                                1,102    139,242       0.0%
    Le Belier                                                      1,058     73,060       0.0%
    Lectra                                                        13,726    358,457       0.0%
    Legrand SA                                                    13,193  1,026,586       0.0%
    Linedata Services                                              2,506    101,910       0.0%
    LISI                                                          16,586    611,393       0.0%
    LNA Sante SA                                                   4,400    283,493       0.0%
    LVMH Moet Hennessy Louis Vuitton SE                            1,226    426,662       0.0%
    Maisons France Confort SA                                      2,572    160,521       0.0%
    Manitou BF SA                                                  2,598    117,886       0.0%
    Manutan International                                          1,223    122,677       0.0%
    Mersen SA                                                     11,851    556,825       0.0%
#*  METabolic EXplorer SA                                         29,546     70,509       0.0%
    Metropole Television SA                                       20,920    515,068       0.0%
    MGI Coutier                                                    9,244    319,108       0.0%
    Natixis SA                                                   141,854  1,165,039       0.1%
*   Naturex                                                        1,983    321,794       0.0%
    Neopost SA                                                    27,906    752,995       0.0%
    Nexans SA                                                     25,194  1,329,024       0.1%
    Nexity SA                                                     21,541  1,346,963       0.1%
#*  Nicox                                                          7,923     87,769       0.0%
*   Norbert Dentressangle SA                                          27      9,945       0.0%
*   NRJ Group                                                      7,622     79,091       0.0%
    Oeneo SA                                                      18,927    228,026       0.0%
#*  Onxeo SA(B04P0G6)                                             25,529     41,133       0.0%
#*  Onxeo SA(BPFJVR0)                                              5,700      9,153       0.0%
    Orange SA                                                    225,492  4,099,359       0.2%
    Orpea                                                          8,489  1,087,832       0.1%
*   Parrot SA                                                     16,562    110,179       0.0%
    Pernod Ricard SA                                               1,607    266,900       0.0%
#   Peugeot SA                                                   136,118  3,351,712       0.1%
*   Pierre & Vacances SA                                           3,867    190,560       0.0%
    Plastivaloire                                                  8,518    194,789       0.0%
    PSB Industries SA                                              1,125     62,883       0.0%
    Publicis Groupe SA                                             9,458    707,268       0.0%
#   Rallye SA                                                     22,424    349,913       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                  ------- ----------- ---------------
FRANCE -- (Continued)
#*  Recylex SA                                                      4,720 $    61,063       0.0%
    Renault SA                                                     41,368   4,483,526       0.2%
    Rexel SA                                                      254,333   3,942,606       0.2%
    Robertet SA                                                       426     256,066       0.0%
    Rothschild & Co.                                               11,177     424,463       0.0%
    Rubis SCA                                                      18,087   1,407,281       0.1%
    Samse SA                                                           92      19,662       0.0%
#   Sanofi                                                         34,442   2,723,062       0.1%
    Sartorius Stedim Biotech                                        6,814     635,189       0.0%
    Savencia SA                                                     3,529     365,523       0.0%
    Schneider Electric SE(B11BPS1)                                  1,883     169,441       0.0%
    Schneider Electric SE(4834108)                                 10,961     993,553       0.0%
#   SCOR SE                                                        83,183   3,373,326       0.1%
    SEB SA                                                          7,961   1,525,359       0.1%
    Seche Environnement SA                                          1,738      63,071       0.0%
#*  Sequana SA                                                     48,633      33,937       0.0%
#   SES SA                                                         54,871     846,596       0.0%
*   SES-imagotag SA                                                 1,158      35,266       0.0%
    Societe BIC SA                                                 12,443   1,269,528       0.1%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco      763      48,377       0.0%
    Societe Generale SA                                            54,754   2,996,617       0.1%
    Societe Marseillaise du Tunnel Prado-Carenage SA                1,651      45,857       0.0%
    Sodexo SA                                                       4,548     450,381       0.0%
*   SOITEC                                                          8,180     665,152       0.0%
#*  Solocal Group                                                 174,845     224,419       0.0%
    Somfy SA                                                        2,620     260,594       0.0%
    Sopra Steria Group                                              6,764   1,443,721       0.1%
    SPIE SA                                                        77,345   1,750,084       0.1%
*   Stallergenes Greer P.L.C.                                       2,696      80,244       0.0%
*   Ste Industrielle d'Aviation Latecoere SA                       70,090     454,163       0.0%
    Stef SA                                                         2,946     363,334       0.0%
#   STMicroelectronics NV(2430025)                                 10,413     226,379       0.0%
    STMicroelectronics NV(5962332)                                180,965   3,951,420       0.2%
    Suez                                                           22,409     323,173       0.0%
    Sword Group                                                     3,096     135,379       0.0%
    Synergie SA                                                     5,611     343,369       0.0%
    Tarkett SA                                                     14,996     443,188       0.0%
    Technicolor SA                                                233,452     383,097       0.0%
    Teleperformance                                                19,734   3,171,300       0.1%
#   Television Francaise 1                                         64,164     802,135       0.0%
*   Tessi SA                                                          488     102,101       0.0%
    Thales SA                                                       9,554   1,211,052       0.1%
    Thermador Groupe                                                1,349     194,457       0.0%
    Total Gabon                                                       356      67,041       0.0%
#   Total SA                                                      192,243  12,082,797       0.5%
    Total SA Sponsored ADR                                             57       3,569       0.0%
#*  Touax SA                                                        1,315      16,422       0.0%
    Trigano SA                                                      4,601     867,040       0.0%
*   Ubisoft Entertainment SA                                       48,372   4,621,848       0.2%
    Union Financiere de France BQE SA                                 995      36,786       0.0%
    Valeo SA                                                       20,037   1,339,658       0.1%
#*  Vallourec SA                                                  261,126   1,577,005       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
FRANCE -- (Continued)
#*  Valneva SE                                                    28,658 $    135,020       0.0%
    Vetoquinol SA                                                  1,570       99,508       0.0%
    Vicat SA                                                      12,241      902,137       0.0%
    VIEL & Cie SA                                                 11,743       78,600       0.0%
    Vilmorin & Cie SA                                              5,151      363,787       0.0%
#   Vinci SA                                                      17,186    1,718,319       0.1%
#*  Virbac SA                                                      2,924      456,645       0.0%
#   Vivendi SA                                                    29,765      784,966       0.0%
    Vranken-Pommery Monopole SA                                    1,352       38,704       0.0%
*   Worldline SA                                                   4,965      250,414       0.0%
                                                                         ------------       ---
TOTAL FRANCE                                                              178,059,108       6.6%
                                                                         ------------       ---
GERMANY -- (6.0%)
    1&1 Drillisch AG                                               9,813      709,508       0.0%
    Aareal Bank AG                                                49,360    2,468,938       0.1%
    Adidas AG                                                      1,519      373,324       0.0%
*   Adler Modemaerkte AG                                           4,316       25,510       0.0%
*   ADLER Real Estate AG                                           9,183      170,608       0.0%
    ADO Properties SA                                              4,624      254,182       0.0%
*   ADVA Optical Networking SE                                    33,390      229,279       0.0%
*   AIXTRON SE                                                    24,048      341,330       0.0%
    All for One Steeb AG                                             486       39,114       0.0%
    Allgeier SE                                                    3,364      106,936       0.0%
    Allianz SE                                                    24,707    5,843,794       0.2%
    Allianz SE Sponsored ADR                                      11,988      283,636       0.0%
    Amadeus Fire AG                                                2,801      306,969       0.0%
*   AS Creation Tapeten                                               50        1,160       0.0%
    Atoss Software AG                                                550       58,986       0.0%
    Aurubis AG                                                    27,221    2,432,584       0.1%
    Axel Springer SE                                              20,007    1,638,824       0.1%
    BASF SE                                                       39,408    4,100,143       0.2%
    Basler AG                                                        762      156,061       0.0%
    Bauer AG                                                      10,205      317,600       0.0%
    Bayer AG                                                      15,165    1,812,514       0.1%
    Bayerische Motoren Werke AG                                   33,569    3,732,265       0.2%
    BayWa AG                                                      10,916      381,182       0.0%
    Bechtle AG                                                    13,772    1,163,048       0.1%
    Beiersdorf AG                                                  3,976      449,837       0.0%
    Bertrandt AG                                                   2,868      320,011       0.0%
    Bijou Brigitte AG                                              2,005      115,003       0.0%
    Bilfinger SE                                                  26,510    1,261,679       0.1%
    Borussia Dortmund GmbH & Co. KGaA                             52,890      349,542       0.0%
    Brenntag AG                                                   28,153    1,612,378       0.1%
    CANCOM SE                                                      7,134      836,111       0.0%
    Carl Zeiss Meditec AG                                          5,231      355,771       0.0%
    CECONOMY AG                                                   87,517      980,702       0.0%
    CENIT AG                                                       3,984       98,582       0.0%
    CENTROTEC Sustainable AG                                       8,383      134,483       0.0%
    Cewe Stiftung & Co. KGAA                                       4,935      505,187       0.0%
    Comdirect Bank AG                                              9,331      143,108       0.0%
*   Commerzbank AG                                               150,070    1,933,442       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
GERMANY -- (Continued)
    CompuGroup Medical SE                             11,483 $  598,260       0.0%
    Continental AG                                     3,798  1,011,539       0.1%
    Covestro AG                                        1,796    163,193       0.0%
    CropEnergies AG                                   21,443    132,239       0.0%
    CTS Eventim AG & Co. KGaA                         23,058  1,078,336       0.1%
    Daimler AG                                        89,896  7,067,448       0.3%
    Delticom AG                                        1,376     16,120       0.0%
    Deutsche Bank AG(D18190898)                      141,540  1,933,436       0.1%
    Deutsche Bank AG(5750355)                          2,154     29,448       0.0%
    Deutsche Beteiligungs AG                           8,326    369,863       0.0%
    Deutsche Boerse AG                                 9,256  1,244,830       0.1%
    Deutsche EuroShop AG                              16,090    578,282       0.0%
    Deutsche Lufthansa AG                            152,127  4,421,603       0.2%
    Deutsche Pfandbriefbank AG                        72,648  1,175,167       0.1%
    Deutsche Post AG                                  27,702  1,202,389       0.1%
    Deutsche Telekom AG                              169,229  2,962,119       0.1%
    Deutsche Telekom AG Sponsored ADR                 16,349    286,761       0.0%
    Deutsche Wohnen SE                                28,338  1,337,377       0.1%
    Deutz AG                                         119,049  1,150,140       0.1%
*   Dialog Semiconductor P.L.C.                       22,606    481,250       0.0%
    DIC Asset AG                                      13,557    166,801       0.0%
*   Diebold Nixdorf AG                                 3,041    241,533       0.0%
    DMG Mori AG                                        8,867    510,818       0.0%
    Dr Hoenle AG                                       2,212    191,874       0.0%
    Draegerwerk AG & Co. KGaA                          2,421    148,735       0.0%
    Duerr AG                                          14,541  1,443,083       0.1%
    E.ON SE                                          588,434  6,443,209       0.3%
    Eckert & Ziegler AG                                2,499    109,812       0.0%
    EDAG Engineering Group AG                          3,764     71,950       0.0%
    Elmos Semiconductor AG                            10,591    343,326       0.0%
#   ElringKlinger AG                                  25,983    469,745       0.0%
*   Euromicron AG                                      4,826     40,720       0.0%
    Fielmann AG                                       12,256  1,006,450       0.0%
*   First Sensor AG                                    3,082     86,860       0.0%
    Francotyp-Postalia Holding AG Class A             10,397     43,150       0.0%
    Fraport AG Frankfurt Airport Services Worldwide   20,490  1,982,929       0.1%
    Freenet AG                                        72,958  2,315,968       0.1%
    Fresenius Medical Care AG & Co. KGaA              10,963  1,112,424       0.1%
    Fresenius Medical Care AG & Co. KGaA ADR           4,254    215,125       0.0%
    Fresenius SE & Co. KGaA                            4,529    344,903       0.0%
    Fuchs Petrolub SE                                 10,969    563,593       0.0%
    GEA Group AG                                       2,971    115,997       0.0%
    Gerresheimer AG                                   25,658  2,087,154       0.1%
    Gerry Weber International AG                      20,442    194,727       0.0%
    Gesco AG                                           5,936    202,807       0.0%
    GFT Technologies SE                               14,803    233,874       0.0%
    Grammer AG                                         9,934    640,056       0.0%
    GRENKE AG                                          4,212    496,592       0.0%
*   H&R GmbH & Co. KGaA                               10,450    153,710       0.0%
    Hamburger Hafen und Logistik AG                   22,578    542,152       0.0%
    Hannover Rueck SE                                  3,095    434,679       0.0%
#*  Hapag-Lloyd AG                                    27,881  1,193,509       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                   SHARES   VALUE++   OF NET ASSETS**
                                                   ------- ---------- ---------------
GERMANY -- (Continued)
    Hawesko Holding AG                                 186 $   11,461       0.0%
    HeidelbergCement AG                             21,428  2,095,381       0.1%
*   Heidelberger Druckmaschinen AG                 259,333    963,393       0.0%
    Hella GmbH & Co KGaA                            24,271  1,497,045       0.1%
    Henkel AG & Co. KGaA                             1,781    212,017       0.0%
    Highlight Communications AG                      9,875     66,787       0.0%
    Hochtief AG                                      4,713    859,969       0.0%
#*  HolidayCheck Group AG                           22,280     75,335       0.0%
    Hornbach Baumarkt AG                             7,020    236,150       0.0%
    Hugo Boss AG                                    31,106  2,916,053       0.1%
    Indus Holding AG                                12,593    901,248       0.0%
    Infineon Technologies AG                        11,283    288,909       0.0%
    Infineon Technologies AG ADR                    44,524  1,141,595       0.1%
    Innogy SE                                       10,278    451,617       0.0%
    Isra Vision AG                                   1,564    344,410       0.0%
    Jenoptik AG                                     25,228    915,231       0.0%
#   K+S AG                                         156,431  4,594,324       0.2%
    KION Group AG                                   20,672  1,723,108       0.1%
    Kloeckner & Co. SE                              76,269    929,656       0.0%
    Koenig & Bauer AG                               10,967    900,102       0.0%
    Krones AG                                        4,449    569,961       0.0%
    KSB SE & Co. KGaA                                   61     32,219       0.0%
    KWS Saat SE                                        616    222,274       0.0%
    Lanxess AG                                      48,568  3,597,640       0.1%
    LEG Immobilien AG                               13,714  1,581,267       0.1%
    Leifheit AG                                      2,845     83,546       0.0%
    Leoni AG                                        28,074  1,758,199       0.1%
*   Linde AG                                         6,050  1,340,288       0.1%
*   LPKF Laser & Electronics AG                      8,623     77,503       0.0%
    MAN SE                                           1,923    221,649       0.0%
*   Manz AG                                          2,130     87,171       0.0%
*   Medigene AG                                      5,173     83,348       0.0%
    Merck KGaA                                       3,932    384,118       0.0%
    METRO AG                                        79,986  1,157,164       0.1%
    MLP SE                                          37,863    228,811       0.0%
    MTU Aero Engines AG                             15,704  2,701,256       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG   10,204  2,335,310       0.1%
    Nemetschek SE                                    9,111  1,091,834       0.1%
    Nexus AG                                         2,766     92,446       0.0%
#*  Nordex SE                                       49,671    569,081       0.0%
    Norma Group SE                                  30,933  2,268,139       0.1%
    OHB SE                                           4,708    209,026       0.0%
    OSRAM Licht AG                                  27,767  1,596,373       0.1%
    paragon AG                                       1,392     89,115       0.0%
*   Patrizia Immobilien AG                          36,101    720,660       0.0%
    Pfeiffer Vacuum Technology AG                    4,509    667,102       0.0%
    PNE Wind AG                                     56,123    166,380       0.0%
    Progress-Werk Oberkirch AG                       1,001     52,612       0.0%
    ProSiebenSat.1 Media SE                         10,357    375,732       0.0%
    PSI Software AG                                  1,638     32,770       0.0%
    Puma SE                                            161     78,394       0.0%
*   QIAGEN NV(BYXS699)                              18,711    612,064       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
GERMANY -- (Continued)
*   QIAGEN NV(N72482123)                                          12,402 $  405,669       0.0%
    QSC AG                                                        78,252    155,194       0.0%
    R Stahl AG                                                     1,041     36,399       0.0%
    Rational AG                                                      971    607,274       0.0%
    Rheinmetall AG                                                24,725  3,231,095       0.1%
    RHOEN-KLINIKUM AG                                             22,020    720,019       0.0%
    RIB Software SE                                               13,161    348,761       0.0%
    RTL Group SA                                                   2,466    202,926       0.0%
    RWE AG                                                       247,438  5,914,195       0.2%
    S&T AG                                                        25,489    654,305       0.0%
    SAF-Holland SA                                                27,008    502,890       0.0%
    Salzgitter AG                                                 31,537  1,731,874       0.1%
    SAP SE                                                         2,638    293,097       0.0%
*   Schaltbau Holding AG                                           3,346    103,657       0.0%
    Secunet Security Networks AG                                     753     89,040       0.0%
    SHW AG                                                         3,890    166,098       0.0%
    Siemens AG                                                    19,762  2,509,672       0.1%
    Siltronic AG                                                  10,254  1,641,939       0.1%
    Sixt Leasing SE                                               11,902    255,543       0.0%
    Sixt SE                                                       10,681  1,256,832       0.1%
#   SMA Solar Technology AG                                        7,066    434,273       0.0%
*   SMT Scharf AG                                                  1,141     23,362       0.0%
    Softing AG                                                       444      4,758       0.0%
    Software AG                                                   20,534  1,009,419       0.0%
    Stabilus SA                                                    8,346    750,263       0.0%
    Stroeer SE & Co. KGaA                                         13,565    992,887       0.0%
    Suedzucker AG                                                 57,029    947,855       0.0%
*   SUESS MicroTec SE                                             12,441    191,179       0.0%
    Surteco SE                                                     8,145    260,175       0.0%
    Symrise AG                                                     7,136    576,815       0.0%
    Syzygy AG                                                        896     11,464       0.0%
    TAG Immobilien AG                                             27,026    571,112       0.0%
    Takkt AG                                                      24,889    514,111       0.0%
*   Talanx AG                                                     23,353  1,052,170       0.1%
    Technotrans AG                                                 2,791    141,101       0.0%
*   Tele Columbus AG                                               6,441     59,091       0.0%
    Telefonica Deutschland Holding AG                             46,678    222,772       0.0%
    ThyssenKrupp AG                                               13,626    354,422       0.0%
    TLG Immobilien AG                                             15,653    450,317       0.0%
*   Tom Tailor Holding SE                                         28,208    303,797       0.0%
    Traffic Systems SE                                             1,564     37,364       0.0%
    Uniper SE                                                    144,960  4,482,042       0.2%
    United Internet AG                                            12,953    837,251       0.0%
    VERBIO Vereinigte BioEnergie AG                               19,245     92,624       0.0%
    Volkswagen AG                                                  4,291    873,644       0.0%
*   Vossloh AG                                                     6,996    354,292       0.0%
    VTG AG                                                        12,805    730,482       0.0%
    Wacker Chemie AG                                               9,036  1,623,791       0.1%
    Wacker Neuson SE                                              16,581    533,423       0.0%
    Washtec AG                                                     6,404    615,577       0.0%
    Wirecard AG                                                    1,510    204,305       0.0%
    Wuestenrot & Wuerttembergische AG                             18,962    456,923       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                             --------- ------------ ---------------
GERMANY -- (Continued)
    XING SE                                                      1,591 $    493,162       0.0%
    Zeal Network SE                                              4,915      158,682       0.0%
                                                                       ------------       ---
TOTAL GERMANY                                                           174,830,023       6.5%
                                                                       ------------       ---
HONG KONG -- (2.6%)
*   13 Holdings, Ltd. (The)                                    349,600       25,353       0.0%
    Aeon Credit Service Asia Co., Ltd.                          38,000       30,792       0.0%
    Aeon Stores Hong Kong Co., Ltd.                             22,000       13,496       0.0%
#   Agritrade Resources, Ltd.                                2,620,000      490,134       0.0%
    AIA Group, Ltd.                                            325,600    2,909,951       0.1%
    Alco Holdings, Ltd.                                        240,000       42,110       0.0%
    Allied Group, Ltd.                                           6,000       37,754       0.0%
    Allied Properties HK, Ltd.                               1,336,540      266,327       0.0%
    APAC Resources, Ltd.                                        62,458       10,136       0.0%
*   Applied Development Holdings, Ltd.                       1,210,000       96,720       0.0%
    APT Satellite Holdings, Ltd.                               320,500      151,809       0.0%
    Asia Financial Holdings, Ltd.                              136,000       84,348       0.0%
    Asia Satellite Telecommunications Holdings, Ltd.            39,000       30,726       0.0%
#   Asia Standard International Group, Ltd.                    426,000      102,124       0.0%
    Asiasec Properties, Ltd.                                    49,000       13,681       0.0%
    ASM Pacific Technology, Ltd.                                50,300      689,278       0.0%
#   Associated International Hotels, Ltd.                       10,000       31,551       0.0%
*   Auto Italia Holdings                                       875,000        9,769       0.0%
#   Bank of East Asia, Ltd. (The)                               78,802      346,025       0.0%
*   Beijing Gas Blue Sky Holdings, Ltd.                        880,000       57,025       0.0%
    BeijingWest Industries International, Ltd.                 140,000       20,199       0.0%
#   BOC Aviation, Ltd.                                          61,900      361,917       0.0%
    BOC Hong Kong Holdings, Ltd.                               143,000      739,242       0.1%
    BOE Varitronix, Ltd.                                       231,000      111,131       0.0%
*   Bonjour Holdings, Ltd.                                     596,200       25,322       0.0%
    Bossini International Holdings, Ltd.                       724,000       32,702       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.          394,000      128,421       0.0%
*   Brightoil Petroleum Holdings, Ltd.                       1,352,000      193,791       0.0%
#*  Brockman Mining, Ltd.                                      873,840       13,070       0.0%
*   Burwill Holdings, Ltd.                                   2,486,000      111,631       0.0%
    Cafe de Coral Holdings, Ltd.                               136,000      333,936       0.0%
*   Cash Financial Services Group, Ltd.                        300,000        6,479       0.0%
    Cathay Pacific Airways, Ltd.                               367,000      589,254       0.0%
    CCT Fortis Holdings, Ltd.                                   72,000        8,748       0.0%
    Century City International Holdings, Ltd.                1,208,000      114,893       0.0%
    CGN Mining Co., Ltd.                                     1,035,000       68,124       0.0%
    Chen Hsong Holdings                                         48,000       13,636       0.0%
    Cheuk Nang Holdings, Ltd.                                   21,817       12,594       0.0%
    Chevalier International Holdings, Ltd.                      30,055       47,174       0.0%
*   China Best Group Holding, Ltd.                           1,940,000       20,630       0.0%
*   China Chuanglian Education Financial Group, Ltd.           660,000        8,243       0.0%
    China Display Optoelectronics Technology Holdings, Ltd.    352,000       29,778       0.0%
*   China Energy Development Holdings, Ltd.                  5,604,000       54,955       0.0%
    China Flavors & Fragrances Co., Ltd.                       188,437       63,689       0.0%
*   China Ludao Technology Co., Ltd.                           100,000       16,416       0.0%
#*  China Medical & Healthcare Group, Ltd.                     620,000       23,070       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                               ---------- ---------- ---------------
HONG KONG -- (Continued)
    China Motor Bus Co., Ltd.                                       1,200 $   15,031       0.0%
#*  China Shandong Hi-Speed Financial Group, Ltd.                 306,000     11,641       0.0%
*   China Soft Power Technology Holdings, Ltd.                  1,550,449     21,381       0.0%
*   China Solar Energy Holdings, Ltd.                              64,000        275       0.0%
*   China Star Entertainment, Ltd.                                374,000     15,579       0.0%
#*  China Strategic Holdings, Ltd.                             11,265,000    119,915       0.0%
    China Ting Group Holdings, Ltd.                               226,000     11,023       0.0%
#   Chinese Estates Holdings, Ltd.                                 97,500    145,017       0.0%
*   Chinlink International Holdings, Ltd.                         280,800     33,994       0.0%
    Chinney Investments, Ltd.                                     112,000     46,456       0.0%
    Chong Hing Bank, Ltd.                                          55,000    111,178       0.0%
    Chow Sang Sang Holdings International, Ltd.                   217,000    476,395       0.0%
    Chow Tai Fook Jewellery Group, Ltd.                           188,200    242,640       0.0%
    Chuang's China Investments, Ltd.                              850,000     61,436       0.0%
    Chuang's Consortium International, Ltd.                       790,925    178,533       0.0%
    CITIC Telecom International Holdings, Ltd.                  1,665,000    490,427       0.0%
    CK Hutchison Holdings, Ltd.                                   167,460  1,980,190       0.1%
    CK Infrastructure Holdings, Ltd.                               22,000    173,633       0.0%
    CK Life Sciences Intl Holdings, Inc.                        1,358,000     98,041       0.0%
    CMBC Capital Holdings, Ltd.                                   170,000     13,331       0.0%
*   CMMB Vision Holdings, Ltd.                                  1,696,000     41,035       0.0%
    CNQC International Holdings, Ltd.                             297,500    108,046       0.0%
    CNT Group, Ltd.                                               518,000     27,094       0.0%
*   Common Splendor International Health Industry Group, Ltd.     232,000     23,918       0.0%
*   Continental Holdings, Ltd.                                  1,520,000     25,845       0.0%
#*  Convoy Global Holdings, Ltd.                                5,166,000     82,473       0.0%
*   Cosmopolitan International Holdings, Ltd.                     220,000     30,686       0.0%
#   Cowell e Holdings, Inc.                                       310,000     71,063       0.0%
*   CP Lotus Corp.                                                260,000      3,801       0.0%
*   Crocodile Garments                                            574,000     59,046       0.0%
    Cross-Harbour Holdings, Ltd. (The)                             29,048     47,970       0.0%
    CSI Properties, Ltd.                                        5,271,515    340,637       0.0%
*   CST Group, Ltd.                                            13,168,000     58,414       0.0%
#   CW Group Holdings, Ltd.                                       443,000     67,870       0.0%
    Dah Sing Banking Group, Ltd.                                  273,795    650,172       0.0%
    Dah Sing Financial Holdings, Ltd.                             140,666    939,322       0.1%
    Dickson Concepts International, Ltd.                           34,500     12,612       0.0%
    Dynamic Holdings, Ltd.                                          2,000      1,920       0.0%
    Eagle Nice International Holdings, Ltd.                       242,000    112,991       0.0%
    Emperor Capital Group, Ltd.                                 2,145,000    165,304       0.0%
    Emperor Entertainment Hotel, Ltd.                             570,000    128,183       0.0%
    Emperor International Holdings, Ltd.                        1,253,750    380,330       0.0%
    Emperor Watch & Jewellery, Ltd.                             2,400,000    164,352       0.0%
#   Enerchina Holdings, Ltd.                                    1,600,500     91,137       0.0%
*   Energy International Investments Holdings, Ltd.               480,000     15,277       0.0%
*   ENM Holdings, Ltd.                                            812,000     79,932       0.0%
#*  Esprit Holdings, Ltd.                                       1,241,599    428,995       0.0%
*   eSun Holdings, Ltd.                                            58,000      9,186       0.0%
*   Eternity Investment, Ltd.                                   1,730,000     40,804       0.0%
    Fairwood Holdings, Ltd.                                        29,000    110,592       0.0%
    Far East Consortium International, Ltd.                     1,136,439    649,000       0.0%
#   FIH Mobile, Ltd.                                            2,107,000    361,231       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
HONG KONG -- (Continued)
    First Pacific Co., Ltd.                                            1,457,200 $  746,187       0.1%
*   First Shanghai Investments, Ltd.                                     720,000     75,226       0.0%
#   Fountain SET Holdings, Ltd.                                          772,000    118,728       0.0%
*   Freeman FinTech Corp., Ltd.                                        2,360,000    350,058       0.0%
    Future Bright Holdings, Ltd.                                         348,000     36,213       0.0%
*   Future World Financial Holdings, Ltd.                                 49,963      1,195       0.0%
*   G-Resources Group, Ltd.                                           19,963,800    162,218       0.0%
    Galaxy Entertainment Group, Ltd.                                      19,000    166,300       0.0%
*   GCL New Energy Holdings, Ltd.                                      4,016,000    222,753       0.0%
#   Genting Hong Kong, Ltd.                                              400,000     73,378       0.0%
    Get Nice Financial Group, Ltd.                                       152,150     24,626       0.0%
    Get Nice Holdings, Ltd.                                            4,976,000    183,073       0.0%
    Giordano International, Ltd.                                         982,000    600,075       0.0%
*   Global Brands Group Holding, Ltd.                                  4,998,000    246,297       0.0%
    Glorious Sun Enterprises, Ltd.                                       447,000     49,330       0.0%
    Gold Peak Industries Holdings, Ltd.                                   81,000      8,785       0.0%
#*  Gold-Finance Holdings, Ltd.                                          204,000     80,978       0.0%
    Golden Resources Development International, Ltd.                      90,000      5,439       0.0%
*   Good Resources Holdings, Ltd.                                      2,210,000     75,697       0.0%
    Great Eagle Holdings, Ltd.                                           202,568  1,023,231       0.1%
*   Greentech Technology International, Ltd.                             710,000     12,089       0.0%
    Guangnan Holdings, Ltd.                                              154,000     18,005       0.0%
    Guoco Group, Ltd.                                                      7,000     92,909       0.0%
#   Guotai Junan International Holdings, Ltd.                          1,857,000    554,844       0.0%
    Haitong International Securities Group, Ltd.                       1,025,036    597,532       0.0%
    Hang Lung Group, Ltd.                                                353,000  1,066,241       0.1%
    Hang Lung Properties, Ltd.                                           379,000    896,931       0.1%
    Hang Seng Bank, Ltd.                                                  22,400    567,390       0.0%
    Hanison Construction Holdings, Ltd.                                  201,459     36,621       0.0%
*   Hao Tian Development Group, Ltd.                                   2,093,933     78,318       0.0%
    Harbour Centre Development, Ltd.                                      53,000     98,371       0.0%
    Henderson Land Development Co., Ltd.                                  89,484    567,378       0.0%
    HK Electric Investments & HK Electric Investments, Ltd.              119,288    110,917       0.0%
    HKBN, Ltd.                                                           343,500    480,946       0.0%
    HKR International, Ltd.                                              678,171    412,632       0.0%
    HKT Trust & HKT, Ltd.                                                378,000    497,329       0.0%
    Hon Kwok Land Investment Co., Ltd.                                   110,000     62,472       0.0%
    Hong Kong & China Gas Co., Ltd.                                       51,000    106,562       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                              23,600    134,588       0.0%
#   Hong Kong Ferry Holdings Co., Ltd.                                    33,000     37,924       0.0%
#   Hong Kong International Construction Investment Management Group
      Co., Ltd.                                                          238,000     62,471       0.0%
#*  Hong Kong Television Network, Ltd.                                   297,000    107,381       0.0%
#   Hongkong & Shanghai Hotels, Ltd. (The)                               311,000    471,348       0.0%
    Hongkong Chinese, Ltd.                                               172,000     29,983       0.0%
    Hop Hing Group Holdings, Ltd.                                      1,832,000     42,800       0.0%
    Hopewell Holdings, Ltd.                                              359,500  1,275,260       0.1%
#*  Hsin Chong Group Holdings, Ltd.                                    1,532,000     12,805       0.0%
*   Huan Yue Interactive Holdings, Ltd.                                  121,000     13,626       0.0%
*   Huarong International Financial Holdings, Ltd.                        75,000     14,717       0.0%
#*  Huarong Investment Stock Corp., Ltd.                                 175,000     19,060       0.0%
    Hung Hing Printing Group, Ltd.                                       150,000     34,169       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.                944,000    346,983       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                              ---------- ---------- ---------------
HONG KONG -- (Continued)
    Hysan Development Co., Ltd.                   33,000 $  192,066       0.0%
*   I-CABLE Communications, Ltd.                 253,027      5,383       0.0%
    IGG, Inc.                                    320,000    481,247       0.0%
*   Imagi International Holdings, Ltd.           216,799     27,311       0.0%
    IPE Group, Ltd.                              365,000     66,555       0.0%
#*  IRC, Ltd.                                  1,109,066     23,670       0.0%
    IT, Ltd.                                     336,000    163,055       0.0%
#   ITC Properties Group, Ltd.                   464,526    163,632       0.0%
    Johnson Electric Holdings, Ltd.              211,125    735,038       0.1%
    Kader Holdings Co., Ltd.                     214,000     41,011       0.0%
    Karrie International Holdings, Ltd.          188,000     27,945       0.0%
    Kerry Logistics Network, Ltd.                350,250    534,843       0.0%
    Kerry Properties, Ltd.                       248,500  1,187,959       0.1%
    Kingmaker Footwear Holdings, Ltd.            204,000     53,633       0.0%
#   Kingston Financial Group, Ltd.               222,000    114,269       0.0%
    Kowloon Development Co., Ltd.                339,000    381,884       0.0%
*   Kwan On Holdings, Ltd.                       180,000     22,039       0.0%
    Kwoon Chung Bus Holdings, Ltd.                42,000     23,301       0.0%
    L'Occitane International SA                  197,500    366,352       0.0%
    Lai Sun Development Co., Ltd.                225,913    349,042       0.0%
    Lai Sun Garment International, Ltd.           20,000     28,772       0.0%
*   Landing International Development, Ltd.   49,110,000  1,113,537       0.1%
    Li & Fung, Ltd.                            2,202,000  1,107,437       0.1%
    Lifestyle International Holdings, Ltd.       310,500    580,419       0.0%
    Lippo China Resources, Ltd.                2,772,000     85,906       0.0%
    Lippo, Ltd.                                    9,000      4,730       0.0%
    Liu Chong Hing Investment, Ltd.              192,000    308,706       0.0%
    Luk Fook Holdings International, Ltd.        211,000    881,924       0.1%
    Lung Kee Bermuda Holdings                    106,000     54,871       0.0%
#*  Macau Legend Development, Ltd.             1,539,000    244,099       0.0%
    Magnificent Hotel Investment, Ltd.           818,000     22,216       0.0%
    Man Wah Holdings, Ltd.                       894,400    661,479       0.0%
*   Mason Group Holdings, Ltd.                11,723,999    307,283       0.0%
*   Master Glory Group, Ltd.(BYTP1T9)          7,115,708     67,857       0.0%
*   Master Glory Group, Ltd.(BYTP1T9)            567,744      5,425       0.0%
*   Mei Ah Entertainment Group, Ltd.             240,000      8,242       0.0%
    Melco International Development, Ltd.        470,000  1,740,098       0.1%
    Melco Resorts & Entertainment, Ltd. ADR       10,831    338,036       0.0%
    MGM China Holdings, Ltd.                      76,400    209,517       0.0%
    Microport Scientific Corp.                   111,000    129,260       0.0%
*   Midland Holdings, Ltd.                       358,584     97,291       0.0%
*   Midland IC&I, Ltd.                           179,292      7,535       0.0%
    Ming Fai International Holdings, Ltd.        146,000     21,955       0.0%
#   Miramar Hotel & Investment                   138,000    270,530       0.0%
    Modern Dental Group, Ltd.                    175,000     50,134       0.0%
*   Mongolian Mining Corp.                     4,708,499     89,462       0.0%
    MTR Corp., Ltd.                               40,412    227,065       0.0%
    NagaCorp, Ltd.                             1,588,000  1,641,747       0.1%
    Nameson Holdings, Ltd.                       530,000    105,275       0.0%
*   National United Resources Holdings, Ltd.     350,000      1,186       0.0%
*   Neo-Neon Holdings, Ltd.                      205,000     22,362       0.0%
*   NEW Concepts Holdings, Ltd.                   40,000     19,812       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
HONG KONG -- (Continued)
*   New Sports Group, Ltd.                                    455,500 $   46,050       0.0%
*   New Times Energy Corp., Ltd.                            1,192,000     27,847       0.0%
    New World Development Co., Ltd.                         1,115,865  1,636,439       0.1%
#*  Newocean Energy Holdings, Ltd.                            834,000    194,253       0.0%
*   Next Digital, Ltd.                                        436,000     14,968       0.0%
*   Nine Express, Ltd.                                      1,062,000     45,789       0.0%
#   NWS Holdings, Ltd.                                        277,830    547,829       0.0%
#   OP Financial, Ltd.                                        460,000    183,523       0.0%
    Orange Sky Golden Harvest Entertainment Holdings, Ltd.    945,000     62,133       0.0%
    Orient Overseas International, Ltd.                       195,500  1,858,902       0.1%
    Oriental Watch Holdings                                   236,000     77,222       0.0%
*   Pacific Andes International Holdings, Ltd.              1,218,336      4,253       0.0%
*   Pacific Basin Shipping, Ltd.                            2,624,000    697,706       0.0%
    Pacific Plywood Holdings, Ltd.                            280,000      6,743       0.0%
#   Pacific Textiles Holdings, Ltd.                           378,000    345,802       0.0%
    Paliburg Holdings, Ltd.                                   246,000    107,543       0.0%
#*  Paradise Entertainment, Ltd.                              340,000     41,803       0.0%
    PCCW, Ltd.                                              1,152,013    712,118       0.0%
*   Pearl Oriental Oil, Ltd.                                  933,800     17,370       0.0%
    Perfect Shape Beauty Technology, Ltd.                     128,000     18,169       0.0%
    Pico Far East Holdings, Ltd.                              488,000    198,294       0.0%
    Playmates Holdings, Ltd.                                  960,000    131,570       0.0%
    Playmates Toys, Ltd.                                      496,000     54,843       0.0%
    Polytec Asset Holdings, Ltd.                              930,000     79,185       0.0%
    Prada SpA                                                  26,200    133,104       0.0%
*   PT International Development Co., Ltd.                    578,000     39,739       0.0%
    Public Financial Holdings, Ltd.                           164,000     70,244       0.0%
    PuraPharm Corp., Ltd.                                      70,000     21,603       0.0%
*   PYI Corp., Ltd.                                         2,968,000     52,369       0.0%
#*  Realord Group Holdings, Ltd.                               72,000     44,023       0.0%
    Regal Hotels International Holdings, Ltd.                 296,000    198,165       0.0%
*   Regent Pacific Group, Ltd.                                940,000     30,929       0.0%
#   Regina Miracle International Holdings, Ltd.               155,000    132,992       0.0%
    SA SA International Holdings, Ltd.                        499,726    310,069       0.0%
    Safety Godown Co., Ltd.                                    28,000     61,238       0.0%
    Samsonite International SA                                175,800    795,207       0.1%
    SAS Dragon Holdings, Ltd.                                 294,000     86,694       0.0%
#   SEA Holdings, Ltd.                                        130,968    216,275       0.0%
    Shangri-La Asia, Ltd.                                      87,666    170,608       0.0%
#   Shenwan Hongyuan HK, Ltd.                                 212,500     65,487       0.0%
*   Shougang Concord Grand Group, Ltd.                        253,000      6,209       0.0%
    Shun Ho Property Investments, Ltd.                         13,497      4,895       0.0%
    Shun Tak Holdings, Ltd.                                 1,321,249    543,784       0.0%
*   Silver base Group Holdings, Ltd.                          723,000     56,799       0.0%
#*  Sincere Watch Hong Kong, Ltd.                           4,770,000     69,692       0.0%
    Singamas Container Holdings, Ltd.                       1,134,000    180,643       0.0%
    Sino Land Co., Ltd.                                       532,054    918,418       0.1%
    SITC International Holdings Co., Ltd.                     574,000    611,566       0.0%
    Sitoy Group Holdings, Ltd.                                239,000     51,207       0.0%
    SJM Holdings, Ltd.                                        696,000    697,133       0.0%
    Sky Light Holdings, Ltd.                                  139,000     15,761       0.0%
#   SmarTone Telecommunications Holdings, Ltd.                310,666    328,440       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
HONG KONG -- (Continued)
*   SOCAM Development, Ltd.                                   297,768 $   67,702       0.0%
#*  Solartech International Holdings, Ltd.                  1,760,000    282,194       0.0%
*   Solomon Systech International, Ltd.                       568,000     24,427       0.0%
    Soundwill Holdings, Ltd.                                   69,000    122,738       0.0%
*   South China Financial Holdings, Ltd.                    9,000,000     45,582       0.0%
*   South China Holdings Co., Ltd.                          1,200,000     40,391       0.0%
    Stella International Holdings, Ltd.                       354,000    417,149       0.0%
*   Stelux Holdings International, Ltd.                       162,800     13,015       0.0%
    Strong Petrochemical Holdings, Ltd.                       264,000     30,014       0.0%
*   Success Universe Group, Ltd.                              300,000      9,401       0.0%
#*  Summit Ascent Holdings, Ltd.                              378,000     45,160       0.0%
    Sun Hung Kai & Co., Ltd.                                  569,341    351,248       0.0%
    Sun Hung Kai Properties, Ltd.                              95,282  1,534,462       0.1%
#*  Suncorp Technologies, Ltd.                              2,920,000      8,102       0.0%
    Swire Pacific, Ltd. Class A                                99,000    978,250       0.1%
    Swire Pacific, Ltd. Class B                               162,500    273,832       0.0%
    TAI Cheung Holdings, Ltd.                                 191,000    210,378       0.0%
    Tai United Holdings, Ltd.                                 240,000     24,411       0.0%
*   Talent Property Group, Ltd.                             2,925,000     32,066       0.0%
    Tao Heung Holdings, Ltd.                                  324,000     58,900       0.0%
    Techtronic Industries Co., Ltd.                           218,000  1,277,085       0.1%
#   Television Broadcasts, Ltd.                               131,600    417,639       0.0%
#   Texwinca Holdings, Ltd.                                   410,000    206,141       0.0%
*   Tom Group, Ltd.                                           130,000     36,273       0.0%
#   Town Health International Medical Group, Ltd.           1,292,000     85,188       0.0%
    Tradelink Electronic Commerce, Ltd.                       220,000     37,411       0.0%
    Transport International Holdings, Ltd.                    170,627    516,972       0.0%
*   Trinity, Ltd.                                             840,000     84,808       0.0%
*   TSC Group Holdings, Ltd.                                  350,000     30,324       0.0%
    Tsui Wah Holdings, Ltd.                                   182,000     25,685       0.0%
#*  United Laboratories International Holdings, Ltd. (The)    573,000    621,621       0.0%
*   Universe International Financial Holdings, Ltd.           410,000     36,476       0.0%
*   Up Energy Development Group, Ltd.                         590,000      1,819       0.0%
*   Value Convergence Holdings, Ltd.                          384,000     66,848       0.0%
    Value Partners Group, Ltd.                                162,000    153,237       0.0%
    Vantage International Holdings, Ltd.                      314,000     33,749       0.0%
    Vedan International Holdings, Ltd.                        420,000     41,799       0.0%
*   Victory City International Holdings, Ltd.               2,755,740     37,723       0.0%
    Vitasoy International Holdings, Ltd.                      326,000    864,515       0.1%
*   VS International Group, Ltd.                              470,000     11,760       0.0%
    VSTECS Holdings, Ltd.                                     553,200    288,632       0.0%
    VTech Holdings, Ltd.                                       65,600    798,763       0.1%
    Wai Kee Holdings, Ltd.                                     46,000     26,605       0.0%
    Wang On Group, Ltd.                                     8,600,000    125,382       0.0%
    Water Oasis Group, Ltd.                                    98,000     10,745       0.0%
    WH Group, Ltd.                                            763,500    790,432       0.1%
    Wharf Holdings, Ltd. (The)                                123,000    409,203       0.0%
    Wheelock & Co., Ltd.                                      186,000  1,379,973       0.1%
    Win Hanverky Holdings, Ltd.                               436,000     42,070       0.0%
*   Winfull Group Holdings, Ltd.                              896,000     17,206       0.0%
    Wing On Co. International, Ltd.                            30,000    111,578       0.0%
    Wing Tai Properties, Ltd.                                 154,000    119,378       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                            --------- ----------- ---------------
HONG KONG -- (Continued)
    Wonderful Sky Financial Group Holdings, Ltd.              218,000 $    37,527       0.0%
    Wynn Macau, Ltd.                                           85,200     314,845       0.0%
    Xinyi Glass Holdings, Ltd.                                986,000   1,417,473       0.1%
*   Yat Sing Holdings, Ltd.                                   325,000      18,920       0.0%
    Yeebo International Holdings, Ltd.                        138,000      38,816       0.0%
    YGM Trading, Ltd.                                           8,000       6,180       0.0%
*   YT Realty Group, Ltd.                                      26,000       8,273       0.0%
    Yue Yuen Industrial Holdings, Ltd.                        181,000     512,947       0.0%
    Yugang International, Ltd.                              4,976,000     134,460       0.0%
*   ZH International Holdings, Ltd.                           800,000      30,195       0.0%
                                                                      -----------       ---
TOTAL HONG KONG                                                        75,508,045       2.8%
                                                                      -----------       ---
IRELAND -- (0.5%)
    Bank of Ireland Group P.L.C.                              271,276   2,433,722       0.1%
    C&C Group P.L.C.                                          181,990     684,170       0.0%
    CRH P.L.C.                                                  4,854     172,372       0.0%
    CRH P.L.C. Sponsored ADR                                   68,904   2,436,445       0.1%
    FBD Holdings P.L.C.                                        10,104     143,424       0.0%
    Glanbia P.L.C.                                             69,885   1,180,378       0.1%
    IFG Group P.L.C.                                           20,762      40,409       0.0%
*   Independent News & Media P.L.C.                           356,483      38,681       0.0%
    Irish Continental Group P.L.C.                             67,930     460,190       0.0%
*   Kenmare Resources P.L.C.                                      356       1,070       0.0%
    Kerry Group P.L.C. Class A                                  8,057     821,332       0.0%
    Kingspan Group P.L.C.                                      40,662   1,840,725       0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                        24,551   2,429,594       0.1%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                         8,908     878,343       0.0%
*   Permanent TSB Group Holdings P.L.C.                        12,751      26,792       0.0%
    Smurfit Kappa Group P.L.C.                                 40,275   1,716,843       0.1%
                                                                      -----------       ---
TOTAL IRELAND                                                          15,304,490       0.6%
                                                                      -----------       ---
ISRAEL -- (0.7%)
*   ADO Group, Ltd.                                             4,119      75,102       0.0%
*   Africa Israel Properties, Ltd.                              3,266      75,286       0.0%
*   Airport City, Ltd.                                         13,185     150,531       0.0%
    Albaad Massuot Yitzhak, Ltd.                                  841      11,074       0.0%
*   Allot Communications, Ltd.                                  9,849      49,825       0.0%
    Alony Hetz Properties & Investments, Ltd.                   8,199      72,730       0.0%
    Alrov Properties and Lodgings, Ltd.                         2,634      88,958       0.0%
    Amot Investments, Ltd.                                     21,324     105,089       0.0%
*   Arko Holdings, Ltd.                                       109,520      65,109       0.0%
    Ashtrom Properties, Ltd.                                   21,007      88,104       0.0%
*   AudioCodes, Ltd.                                            4,091      29,351       0.0%
    Avgol Industries 1953, Ltd.                                43,315      43,957       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.     64,324      62,804       0.0%
    Bank Hapoalim BM                                          244,896   1,672,496       0.1%
    Bank Leumi Le-Israel BM                                   496,069   2,926,633       0.1%
    Bayside Land Corp.                                            192      83,313       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.           127,225     160,499       0.0%
    Big Shopping Centers, Ltd.                                    745      47,830       0.0%
    Blue Square Real Estate, Ltd.                               1,417      50,702       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                            SHARES   VALUE++   OF NET ASSETS**
                                                            ------- ---------- ---------------
ISRAEL -- (Continued)
*   Brack Capital Properties NV                                 354 $   39,317       0.0%
    Camtek, Ltd.                                              5,751     39,272       0.0%
#   Carasso Motors, Ltd.                                      7,388     46,158       0.0%
#*  Cellcom Israel, Ltd.(B23WQK8)                            10,729     73,120       0.0%
*   Cellcom Israel, Ltd.(M2196U109)                          11,781     80,111       0.0%
    Ceragon Networks, Ltd.                                   21,364     56,187       0.0%
*   Clal Biotechnology Industries, Ltd.                      22,507     17,012       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                18,250    285,568       0.0%
*   Compugen, Ltd.                                            6,312     22,241       0.0%
    Delek Automotive Systems, Ltd.                           20,414    146,406       0.0%
    Delek Group, Ltd.                                           546     81,608       0.0%
#   Delta-Galil Industries, Ltd.                              6,683    191,188       0.0%
    Direct Insurance Financial Investments, Ltd.             11,694    142,423       0.0%
    El Al Israel Airlines                                   236,525     67,858       0.0%
    Elbit Systems, Ltd.(2311614)                              1,367    158,053       0.0%
    Elbit Systems, Ltd.(6308913)                              2,463    283,876       0.0%
#   Electra Consumer Products 1970, Ltd.                      6,540     94,089       0.0%
    Electra, Ltd.                                             1,243    311,669       0.0%
*   Elron Electronic Industries, Ltd.                         7,966     33,150       0.0%
*   Energix-Renewable Energies, Ltd.                         57,548     52,420       0.0%
    First International Bank Of Israel, Ltd.                 27,055    557,715       0.1%
    FMS Enterprises Migun, Ltd.                               1,604     48,185       0.0%
    Formula Systems 1985, Ltd.                                7,015    241,225       0.0%
    Fox Wizel, Ltd.                                           4,378     75,880       0.0%
    Frutarom Industries, Ltd.                                 8,615    823,529       0.1%
*   Gilat Satellite Networks, Ltd.                           16,184    136,673       0.0%
    Hadera Paper, Ltd.                                        1,646    109,876       0.0%
    Ham-Let Israel-Canada, Ltd.                               2,215     47,312       0.0%
    Harel Insurance Investments & Financial Services, Ltd.   85,948    623,891       0.1%
    Hilan, Ltd.                                               6,040    131,991       0.0%
    IDI Insurance Co., Ltd.                                   2,660    160,127       0.0%
*   Industrial Buildings Corp., Ltd.                         26,180     33,519       0.0%
    Inrom Construction Industries, Ltd.                      23,956    100,764       0.0%
#   Israel Chemicals, Ltd.                                   70,349    314,380       0.0%
*   Israel Discount Bank, Ltd. Class A                      401,234  1,110,981       0.1%
    Israel Land Development Co., Ltd. (The)                   2,209     22,655       0.0%
    Isras Investment Co., Ltd.                                  117     13,314       0.0%
    Issta Lines, Ltd.                                         1,155     24,238       0.0%
*   Jerusalem Oil Exploration                                 6,588    369,899       0.0%
*   Kamada, Ltd.                                              5,590     26,369       0.0%
    Kenon Holdings, Ltd.                                      8,647    134,245       0.0%
    Kerur Holdings, Ltd.                                      2,805     77,478       0.0%
    Maabarot Products, Ltd.                                   1,934     20,654       0.0%
    Magic Software Enterprises, Ltd.                          4,802     39,297       0.0%
    Malam - Team, Ltd.                                          312     33,118       0.0%
    Matrix IT, Ltd.                                          39,848    438,511       0.0%
#   Maytronics, Ltd.                                         17,873     85,269       0.0%
#*  Mazor Robotics, Ltd.                                      7,056    188,375       0.0%
    Mega Or Holdings, Ltd.                                    2,007     24,050       0.0%
    Meitav Dash Investments, Ltd.                            17,994     56,025       0.0%
    Melisron, Ltd.                                            3,433    140,173       0.0%
    Menora Mivtachim Holdings, Ltd.                          19,369    216,910       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                          SHARES    VALUE++   OF NET ASSETS**
                                                          ------- ----------- ---------------
ISRAEL -- (Continued)
    Migdal Insurance & Financial Holding, Ltd.            317,779 $   311,227       0.0%
    Mivtach Shamir Holdings, Ltd.                           3,588      71,190       0.0%
    Mizrahi Tefahot Bank, Ltd.                             50,896     930,234       0.1%
    Naphtha Israel Petroleum Corp., Ltd.                   26,895     168,767       0.0%
    Neto ME Holdings, Ltd.                                  1,167     103,011       0.0%
*   Nice, Ltd. Sponsored ADR                                3,145     299,310       0.0%
*   Nova Measuring Instruments, Ltd.                       12,640     335,484       0.0%
    Oil Refineries, Ltd.                                  925,799     400,597       0.0%
*   Partner Communications Co., Ltd.                       31,937     131,541       0.0%
*   Partner Communications Co., Ltd. ADR                   10,082      41,639       0.0%
    Paz Oil Co., Ltd.                                       3,259     477,445       0.0%
*   Phoenix Holdings, Ltd. (The)                           58,337     297,712       0.0%
    Plasson Industries, Ltd.                                2,176     101,137       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.    3,182     145,396       0.0%
    Scope Metals Group, Ltd.                                5,087     133,769       0.0%
    Shapir Engineering and Industry, Ltd.                  35,025     112,568       0.0%
    Shikun & Binui, Ltd.                                  169,004     286,427       0.0%
    Shufersal, Ltd.                                        58,568     335,278       0.0%
    Strauss Group, Ltd.                                     6,285     129,302       0.0%
    Summit Real Estate Holdings, Ltd.                      14,165     127,358       0.0%
*   Suny Cellular Communication, Ltd.                      64,446      36,721       0.0%
    Tadiran Holdings, Ltd.                                  1,789      50,788       0.0%
    Teva Pharmaceutical Industries, Ltd.                      395       7,113       0.0%
#   Teva Pharmaceutical Industries, Ltd. Sponsored ADR     23,243     417,909       0.0%
*   Tower Semiconductor, Ltd.(2898173)                      5,885     152,245       0.0%
*   Tower Semiconductor, Ltd.(6320605)                      6,141     160,154       0.0%
*   Union Bank of Israel                                   14,302      73,460       0.0%
                                                                  -----------       ---
TOTAL ISRAEL                                                       20,345,529       0.7%
                                                                  -----------       ---
ITALY -- (3.3%)
    A2A SpA                                               748,335   1,504,710       0.1%
    ACEA SpA                                               24,758     434,348       0.0%
*   Aeffe SpA                                              10,396      37,094       0.0%
    Amplifon SpA                                           36,372     679,457       0.0%
    Anima Holding SpA                                     127,675     916,061       0.0%
*   Ansaldo STS SpA                                        28,735     429,895       0.0%
*   Arnoldo Mondadori Editore SpA                         116,873     228,595       0.0%
    Ascopiave SpA                                          36,241     148,664       0.0%
    Assicurazioni Generali SpA                            303,243   6,119,126       0.2%
#   Astaldi SpA                                            38,221     108,345       0.0%
    Atlantia SpA                                           19,780     654,718       0.0%
    Autogrill SpA                                          61,577     784,777       0.0%
#   Azimut Holding SpA                                     56,976   1,196,209       0.1%
*   Banca Carige SpA                                      411,459       4,453       0.0%
    Banca Generali SpA                                     23,575     764,753       0.0%
    Banca IFIS SpA                                         18,646     734,612       0.0%
#   Banca Mediolanum SpA                                   70,979     568,861       0.0%
#*  Banca Monte dei Paschi di Siena SpA                     3,155      10,182       0.0%
    Banca Popolare di Sondrio SCPA                        335,920   1,587,040       0.1%
#   Banca Profilo SpA                                     193,938      52,942       0.0%
    Banca Sistema SpA                                      36,404      99,991       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
ITALY -- (Continued)
#*  Banco BPM SpA                           1,218,177 $4,418,743       0.2%
    Banco di Desio e della Brianza SpA         23,249     66,562       0.0%
    BasicNet SpA                               13,861     64,650       0.0%
#   BE                                         54,666     61,162       0.0%
    Biesse SpA                                  6,620    348,694       0.0%
#   BPER Banca                                390,132  2,252,030       0.1%
    Brembo SpA                                 73,836  1,087,793       0.1%
    Brunello Cucinelli SpA                     14,412    478,695       0.0%
#   Buzzi Unicem SpA                           42,815  1,081,020       0.1%
    Cairo Communication SpA                    64,224    289,620       0.0%
    Cementir Holding SpA                       38,268    319,962       0.0%
    Cerved Information Solutions SpA           93,528  1,131,774       0.1%
    CIR-Compagnie Industriali Riunite SpA     273,909    360,080       0.0%
    CNH Industrial NV                          37,663    463,426       0.0%
    Credito Emiliano SpA                       50,118    440,753       0.0%
#*  Credito Valtellinese SpA                4,660,368    725,296       0.0%
#*  d'Amico International Shipping SA         156,210     38,095       0.0%
    Danieli & C Officine Meccaniche SpA        10,128    278,550       0.0%
    Datalogic SpA                               8,360    266,399       0.0%
    Davide Campari-Milano SpA                 104,629    783,770       0.0%
    De' Longhi SpA                             24,096    720,344       0.0%
    DeA Capital SpA                            73,160    132,379       0.0%
#   DiaSorin SpA                                9,271    873,567       0.0%
    Ei Towers SpA                               7,873    455,689       0.0%
    El.En. SpA                                  1,628     64,072       0.0%
*   Elica SpA                                  12,474     34,356       0.0%
    Emak SpA                                   25,019     40,328       0.0%
    Enel SpA                                  161,430  1,024,065       0.1%
    Eni SpA                                   211,731  4,139,003       0.2%
    Eni SpA Sponsored ADR                       7,138    279,595       0.0%
    ERG SpA                                    40,001    958,342       0.1%
#   Esprinet SpA                               23,019    121,312       0.0%
#*  Eurotech SpA                               15,195     29,519       0.0%
*   Exprivia SpA                               15,355     24,932       0.0%
    Falck Renewables SpA                      156,379    378,590       0.0%
#   Ferrari NV                                  8,873  1,088,548       0.1%
    Fiat Chrysler Automobiles NV              304,185  6,758,616       0.3%
*   Fincantieri SpA                           347,770    546,433       0.0%
    FinecoBank Banca Fineco SpA               156,742  1,866,447       0.1%
    FNM SpA                                   128,567    103,955       0.0%
#*  GEDI Gruppo Editoriale SpA                126,073     63,948       0.0%
#   Gefran SpA                                  3,892     40,518       0.0%
#   Geox SpA                                   37,594    126,446       0.0%
#   Gruppo MutuiOnline SpA                     11,489    220,470       0.0%
    Hera SpA                                  346,571  1,281,227       0.1%
    IMA Industria Macchine Automatiche SpA      8,580    832,563       0.0%
*   IMMSI SpA                                 199,356    144,923       0.0%
    Infrastrutture Wireless Italiane SpA       29,015    233,536       0.0%
#*  Intek Group SpA                           193,348     73,512       0.0%
    Interpump Group SpA                        29,320    931,405       0.0%
    Intesa Sanpaolo SpA                       621,281  2,363,325       0.1%
    Iren SpA                                  160,842    488,669       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                   --------- ---------- ---------------
ITALY -- (Continued)
    Italgas SpA                                      106,023 $  686,086       0.0%
    Italmobiliare SpA                                  5,680    154,159       0.0%
#*  Juventus Football Club SpA                       222,962    169,159       0.0%
    La Doria SpA                                       5,392     78,627       0.0%
    Leonardo SpA                                      64,144    741,158       0.0%
    Luxottica Group SpA                                2,713    169,252       0.0%
#   Maire Tecnimont SpA                               75,217    382,291       0.0%
    MARR SpA                                          15,890    479,376       0.0%
    Massimo Zanetti Beverage Group SpA                 7,664     67,066       0.0%
*   Mediaset SpA                                     270,865  1,074,767       0.1%
    Mediobanca Banca di Credito Finanziario SpA      176,783  2,142,171       0.1%
    Moncler SpA                                       17,111    771,225       0.0%
    OVS SpA                                          115,001    488,450       0.0%
    Parmalat SpA                                      79,702    290,618       0.0%
    Piaggio & C SpA                                  160,254    420,405       0.0%
#   Poste Italiane SpA                                31,939    311,836       0.0%
    Prima Industrie SpA                                3,071    151,936       0.0%
    Prysmian SpA                                      86,248  2,535,435       0.1%
    RAI Way SpA                                       37,044    209,639       0.0%
    Recordati SpA                                     28,280  1,008,764       0.1%
    Reno de Medici SpA                               107,923     98,795       0.0%
    Reply SpA                                          8,935    564,706       0.0%
#*  Retelit SpA                                       66,357    156,114       0.0%
*   Rizzoli Corriere Della Sera Mediagroup SpA        53,530     75,399       0.0%
    Sabaf SpA                                          3,112     71,831       0.0%
    SAES Getters SpA                                   3,181     85,913       0.0%
#*  Safilo Group SpA                                  26,513    132,922       0.0%
#*  Saipem SpA                                       490,873  1,874,758       0.1%
#   Salini Impregilo SpA                             147,071    420,796       0.0%
#   Salvatore Ferragamo SpA                           20,734    612,653       0.0%
    Saras SpA                                        472,802  1,128,381       0.1%
    Servizi Italia SpA                                 9,572     62,359       0.0%
    Sesa SpA                                           2,814     89,229       0.0%
*   Snaitech SpA                                      44,579    117,619       0.0%
    Snam SpA                                          23,010    110,473       0.0%
    Societa Cattolica di Assicurazioni SC            119,787  1,275,356       0.1%
    Societa Iniziative Autostradali e Servizi SpA     38,045    805,908       0.0%
*   Sogefi SpA                                        47,050    184,210       0.0%
#   SOL SpA                                           15,429    211,477       0.0%
    Tamburi Investment Partners SpA                   21,286    157,475       0.0%
#*  Telecom Italia SpA                             3,067,642  3,026,248       0.1%
*   Telecom Italia SpA Sponsored ADR                  32,914    329,469       0.0%
    Tenaris SA                                        10,647    199,538       0.0%
    Terna Rete Elettrica Nazionale SpA               110,241    661,658       0.0%
#*  Tiscali SpA                                      665,564     24,360       0.0%
#   Tod's SpA                                          4,768    368,165       0.0%
#*  Trevi Finanziaria Industriale SpA                 75,599     38,432       0.0%
    UniCredit SpA                                    180,377  3,910,551       0.2%
#   Unione di Banche Italiane SpA                    841,967  4,336,735       0.2%
    Unipol Gruppo SpA                                319,965  1,713,775       0.1%
#   UnipolSai Assicurazioni SpA                      846,418  2,274,713       0.1%
    Vittoria Assicurazioni SpA                        16,966    240,852       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
ITALY -- (Continued)
*   Yoox Net-A-Porter Group SpA                                    8,796 $   402,457       0.0%
    Zignago Vetro SpA                                             11,690     117,427       0.0%
                                                                         -----------       ---
TOTAL ITALY                                                               96,675,715       3.6%
                                                                         -----------       ---
JAPAN -- (23.7%)
    77 Bank, Ltd. (The)                                           55,600   1,373,737       0.1%
    A&D Co., Ltd.                                                 15,900     100,049       0.0%
    ABC-Mart, Inc.                                                 1,400      92,266       0.0%
#*  Access Co., Ltd.                                              20,900     206,943       0.0%
    Accretive Co., Ltd.                                           13,100      40,725       0.0%
    Achilles Corp.                                                12,600     261,802       0.0%
#   AD Works Co., Ltd.                                           140,000      51,106       0.0%
    Adastria Co., Ltd.                                            24,260     420,868       0.0%
    ADEKA Corp.                                                   68,900   1,223,491       0.1%
    Adtec Plasma Technology Co., Ltd.                              3,500      59,437       0.0%
    Advan Co., Ltd.                                               13,100     119,571       0.0%
#   Advanex, Inc.                                                  1,400      30,660       0.0%
    Advantest Corp.                                                4,000      95,141       0.0%
    Aeon Co., Ltd.                                               193,419   3,864,950       0.2%
    Aeon Delight Co., Ltd.                                         9,700     339,363       0.0%
    Aeon Fantasy Co., Ltd.                                         5,800     305,014       0.0%
    AEON Financial Service Co., Ltd.                              17,700     414,606       0.0%
    Aeon Hokkaido Corp.                                           14,000     102,162       0.0%
    Aeon Mall Co., Ltd.                                            6,600     133,461       0.0%
#   Aeria, Inc.                                                   12,300     170,213       0.0%
*   AGORA Hospitality Group Co., Ltd.                             34,000      10,831       0.0%
    Agro-Kanesho Co., Ltd.                                         2,700      71,494       0.0%
    Ahresty Corp.                                                 15,300     138,875       0.0%
    Ai Holdings Corp.                                             14,600     389,630       0.0%
    Aica Kogyo Co., Ltd.                                          12,300     462,474       0.0%
    Aichi Bank, Ltd. (The)                                         6,000     286,721       0.0%
    Aichi Corp.                                                   25,600     182,085       0.0%
    Aichi Steel Corp.                                              9,300     401,393       0.0%
    Aichi Tokei Denki Co., Ltd.                                    2,200      83,217       0.0%
    Aida Engineering, Ltd.                                        30,800     358,810       0.0%
#*  Aigan Co., Ltd.                                               11,000      44,546       0.0%
#   Ain Holdings, Inc.                                            14,200     945,762       0.1%
    Aiphone Co., Ltd.                                              7,500     125,455       0.0%
    Air Water, Inc.                                               32,000     618,175       0.0%
    Airport Facilities Co., Ltd.                                  14,900      86,206       0.0%
    Airtech Japan, Ltd.                                            3,100      25,212       0.0%
    Aisan Industry Co., Ltd.                                      31,600     326,029       0.0%
    Aisin Seiki Co., Ltd.                                         27,506   1,490,135       0.1%
    AIT Corp.                                                      3,600      39,346       0.0%
    Aizawa Securities Co., Ltd.                                   21,500     152,033       0.0%
    Ajinomoto Co., Inc.                                            4,900      89,780       0.0%
    Ajis Co., Ltd.                                                 2,000      57,395       0.0%
    Akatsuki Corp.                                                12,800      52,047       0.0%
*   Akebono Brake Industry Co., Ltd.                              83,400     214,236       0.0%
    Akita Bank, Ltd. (The)                                        12,200     333,695       0.0%
#   Albis Co., Ltd.                                                3,700     123,142       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
#   Alconix Corp.                             18,100 $  323,370       0.0%
    Alfresa Holdings Corp.                    10,600    233,879       0.0%
    Alinco, Inc.                              12,100    120,497       0.0%
#*  Allied Telesis Holdings KK                23,900     38,176       0.0%
    Alpen Co., Ltd.                           12,300    270,038       0.0%
    Alpha Corp.                                5,800     94,233       0.0%
    Alpha Systems, Inc.                        5,360    111,209       0.0%
    Alpine Electronics, Inc.                  33,600    635,374       0.0%
    Alps Electric Co., Ltd.                   39,200    865,784       0.1%
    Alps Logistics Co., Ltd.                   9,000     74,343       0.0%
    Altech Corp.                               8,200    194,339       0.0%
    Amada Holdings Co., Ltd.                  12,300    147,653       0.0%
    Amano Corp.                               25,900    641,955       0.0%
    Amiyaki Tei Co., Ltd.                      2,800    137,515       0.0%
    Amuse, Inc.                                7,300    212,548       0.0%
    Anest Iwata Corp.                         19,600    208,592       0.0%
    Anicom Holdings, Inc.                      4,200    138,022       0.0%
    Anritsu Corp.                              3,900     51,021       0.0%
    AOI Electronic Co., Ltd.                   3,700    143,386       0.0%
    AOI TYO Holdings, Inc.                    11,088    154,158       0.0%
    AOKI Holdings, Inc.                       31,978    490,641       0.0%
    Aomori Bank, Ltd. (The)                   14,700    457,630       0.0%
    Aoyama Trading Co., Ltd.                  35,300  1,359,551       0.1%
#   Aoyama Zaisan Networks Co., Ltd.           5,900    104,487       0.0%
    Aozora Bank, Ltd.                          6,600    266,255       0.0%
#   Apaman Co., Ltd.                           5,900     70,486       0.0%
    Arakawa Chemical Industries, Ltd.         13,200    240,712       0.0%
    Arata Corp.                                7,100    420,789       0.0%
    Araya Industrial Co., Ltd.                 3,700     71,740       0.0%
    Arcland Sakamoto Co., Ltd.                22,400    353,410       0.0%
    Arcland Service Holdings Co., Ltd.         7,700    164,282       0.0%
    Arcs Co., Ltd.                            22,189    607,842       0.0%
    Arealink Co., Ltd.                         3,800    125,406       0.0%
    Argo Graphics, Inc.                        5,100    165,504       0.0%
    Ariake Japan Co., Ltd.                     3,200    274,490       0.0%
*   Arisawa Manufacturing Co., Ltd.           27,000    256,951       0.0%
#*  Arrk Corp.                                16,100     18,357       0.0%
    Artnature, Inc.                           16,800    114,862       0.0%
    As One Corp.                               3,100    210,552       0.0%
    Asahi Broadcasting Group Holdings Corp.    6,200     49,986       0.0%
    Asahi Co., Ltd.                           10,300    126,523       0.0%
    Asahi Diamond Industrial Co., Ltd.        39,900    382,195       0.0%
    Asahi Glass Co., Ltd.                     62,000  2,573,073       0.1%
    Asahi Group Holdings, Ltd.                 7,500    379,393       0.0%
    Asahi Holdings, Inc.                      21,100    385,278       0.0%
    Asahi Intecc Co., Ltd.                    20,000    697,629       0.0%
    Asahi Kasei Corp.                        241,000  3,313,805       0.1%
    Asahi Kogyosha Co., Ltd.                   3,300    108,652       0.0%
    Asahi Yukizai Corp.                        9,700    161,856       0.0%
    Asante, Inc.                               1,600     28,693       0.0%
    Asanuma Corp.                             53,000    194,347       0.0%
    Ashimori Industry Co., Ltd.                4,300     95,527       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Asia Pile Holdings Corp.                                      20,300 $  119,270       0.0%
    Asics Corp.                                                   32,100    606,580       0.0%
    ASKA Pharmaceutical Co., Ltd.                                 12,800    194,955       0.0%
#   ASKUL Corp.                                                    8,500    267,278       0.0%
    Astellas Pharma, Inc.                                         16,800    245,721       0.0%
#   Asti Corp.                                                     1,800     68,321       0.0%
#   Asukanet Co., Ltd.                                             3,500     49,911       0.0%
    Asunaro Aoki Construction Co., Ltd.                           11,400    109,898       0.0%
    Ateam, Inc.                                                    5,500    114,325       0.0%
    Atom Corp.                                                    42,300    381,895       0.0%
    Atsugi Co., Ltd.                                              14,400    162,314       0.0%
    Autobacs Seven Co., Ltd.                                      33,300    628,615       0.0%
#   Aval Data Corp.                                                2,300     53,185       0.0%
    Avex, Inc.                                                    29,300    404,453       0.0%
    Awa Bank, Ltd. (The)                                         141,000    920,668       0.1%
#   Axell Corp.                                                    4,700     36,516       0.0%
    Axial Retailing, Inc.                                         10,600    432,115       0.0%
    Azbil Corp.                                                   15,100    702,745       0.0%
    Bandai Namco Holdings, Inc.                                   16,200    548,188       0.0%
    Bando Chemical Industries, Ltd.                               30,100    361,241       0.0%
    Bank of Iwate, Ltd. (The)                                     12,700    497,443       0.0%
    Bank of Kochi, Ltd. (The)                                      5,900     69,524       0.0%
    Bank of Kyoto, Ltd. (The)                                     18,400  1,106,125       0.1%
#   Bank of Nagoya, Ltd. (The)                                    11,000    409,090       0.0%
    Bank of Okinawa, Ltd. (The)                                   17,000    714,935       0.0%
    Bank of Saga, Ltd. (The)                                      11,100    254,682       0.0%
    Bank of the Ryukyus, Ltd.                                     20,100    308,334       0.0%
#   Bank of Toyama, Ltd. (The)                                       600     21,773       0.0%
#   Baroque Japan, Ltd.                                           10,100    106,118       0.0%
    Belc Co., Ltd.                                                 5,400    290,529       0.0%
    Bell System24 Holdings, Inc.                                  18,500    296,272       0.0%
    Belluna Co., Ltd.                                             32,400    376,850       0.0%
    Benefit One, Inc.                                             15,100    353,101       0.0%
    Benesse Holdings, Inc.                                        13,200    480,787       0.0%
    Bic Camera, Inc.                                              31,100    509,665       0.0%
    Biofermin Pharmaceutical Co., Ltd.                             1,000     25,915       0.0%
    BML, Inc.                                                     14,600    369,519       0.0%
#   Bookoff Corp.                                                  5,700     43,508       0.0%
    Bourbon Corp.                                                  2,300     61,094       0.0%
#   BP Castrol K.K.                                                2,700     42,730       0.0%
    Bridgestone Corp.                                             23,000    961,460       0.1%
    Broadband Tower, Inc.                                         19,300     32,586       0.0%
    Broadleaf Co., Ltd.                                           55,600    264,576       0.0%
    BRONCO BILLY Co., Ltd.                                         3,900    152,794       0.0%
    Brother Industries, Ltd.                                     100,600  2,157,828       0.1%
    Bunka Shutter Co., Ltd.                                       46,800    465,146       0.0%
    C Uyemura & Co., Ltd.                                          2,500    170,718       0.0%
    C'BON COSMETICS Co., Ltd.                                      1,300     37,386       0.0%
    CAC Holdings Corp.                                            10,900    110,290       0.0%
    Calbee, Inc.                                                   3,300    111,127       0.0%
    Can Do Co., Ltd.                                               7,200    119,560       0.0%
    Canon Electronics, Inc.                                       13,100    304,704       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                   SHARES   VALUE++   OF NET ASSETS**
                                                   ------- ---------- ---------------
JAPAN -- (Continued)
    Canon Marketing Japan, Inc.                     17,500 $  380,292       0.0%
    Canon, Inc.                                     21,700    746,462       0.1%
    Canon, Inc. Sponsored ADR                        7,971    273,485       0.0%
    Capcom Co., Ltd.                                36,200    691,978       0.0%
    Career Design Center Co., Ltd.                   1,900     34,225       0.0%
    Carlit Holdings Co., Ltd.                       13,800    133,698       0.0%
#   Casio Computer Co., Ltd.                        18,800    280,032       0.0%
    Cawachi, Ltd.                                   12,900    299,935       0.0%
    Central Automotive Products, Ltd.                6,400     99,260       0.0%
    Central Glass Co., Ltd.                         26,200    620,750       0.0%
#   Central Security Patrols Co., Ltd.               5,400    193,948       0.0%
    Central Sports Co., Ltd.                         4,400    149,554       0.0%
    Chiba Bank, Ltd. (The)                         140,000  1,129,578       0.1%
    Chiba Kogyo Bank, Ltd. (The)                    40,100    185,912       0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.    8,200    112,945       0.0%
    CHIMNEY Co., Ltd.                                2,100     55,682       0.0%
    Chino Corp.                                      7,100    105,324       0.0%
    Chiyoda Co., Ltd.                                6,100    146,622       0.0%
    Chiyoda Corp.                                   51,800    531,871       0.0%
    Chiyoda Integre Co., Ltd.                       10,100    231,988       0.0%
    Chofu Seisakusho Co., Ltd.                      16,200    384,776       0.0%
    Chori Co., Ltd.                                  8,200    157,041       0.0%
    Chubu Shiryo Co., Ltd.                          15,300    343,937       0.0%
    Chudenko Corp.                                  23,000    639,569       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                   5,700    101,111       0.0%
*   Chugai Mining Co., Ltd.                         36,200      9,259       0.0%
    Chugai Ro Co., Ltd.                              4,800    128,968       0.0%
    Chugoku Bank, Ltd. (The)                        89,000  1,033,646       0.1%
    Chugoku Marine Paints, Ltd.                     45,400    447,805       0.0%
    Chukyo Bank, Ltd. (The)                          8,500    182,999       0.0%
    Chuo Spring Co., Ltd.                            1,300     41,609       0.0%
    CI Takiron Corp.                                26,000    158,653       0.0%
    Citizen Watch Co., Ltd.                        212,600  1,584,044       0.1%
    CK-San-Etsu Co., Ltd.                            3,400    173,318       0.0%
    CKD Corp.                                       27,600    578,711       0.0%
    Clarion Co., Ltd.                              110,000    307,976       0.0%
    Cleanup Corp.                                   15,200    123,799       0.0%
    CMIC Holdings Co., Ltd.                         10,300    236,200       0.0%
    CMK Corp.                                       39,700    320,121       0.0%
    Coca-Cola Bottlers Japan Holdings, Inc.          6,704    288,335       0.0%
    Coco's Japan Co., Ltd.                           5,000    104,468       0.0%
    Cocokara fine, Inc.                              8,100    585,834       0.0%
    COLOPL, Inc.                                    31,600    238,645       0.0%
#   Colowide Co., Ltd.                              26,400    671,552       0.0%
    Computer Engineering & Consulting, Ltd.          5,400    165,593       0.0%
    Computer Institute of Japan, Ltd.                8,700     59,263       0.0%
    COMSYS Holdings Corp.                           38,400  1,068,275       0.1%
    Concordia Financial Group, Ltd.                210,738  1,225,176       0.1%
    CONEXIO Corp.                                    7,800    173,075       0.0%
    Corona Corp.                                    11,100    130,896       0.0%
    Cosel Co., Ltd.                                 11,900    160,094       0.0%
    Cosmo Energy Holdings Co., Ltd.                 45,300  1,492,325       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                             SHARES  VALUE++   OF NET ASSETS**
                                                             ------ ---------- ---------------
JAPAN -- (Continued)
    Cosmos Initia Co., Ltd.                                  11,300 $   85,280       0.0%
    Cosmos Pharmaceutical Corp.                               1,000    224,866       0.0%
    Cota Co., Ltd.                                            4,190     64,241       0.0%
    CRE, Inc.                                                 3,600     59,304       0.0%
    Create Medic Co., Ltd.                                    4,700     51,465       0.0%
    Create Restaurants Holdings, Inc.                        19,300    243,087       0.0%
    Create SD Holdings Co., Ltd.                             10,800    312,967       0.0%
    Credit Saison Co., Ltd.                                  45,400    813,091       0.1%
#   Creek & River Co., Ltd.                                   5,400     58,066       0.0%
    Cresco, Ltd.                                              2,400     82,268       0.0%
    Cross Plus, Inc.                                          1,400     10,423       0.0%
    CTI Engineering Co., Ltd.                                12,100    161,824       0.0%
    CyberAgent, Inc.                                          5,200    285,622       0.0%
    Cybozu, Inc.                                              9,800     49,106       0.0%
*   D.A. Consortium Holdings, Inc.                           11,700    243,984       0.0%
    Dai Nippon Printing Co., Ltd.                            39,500    850,523       0.1%
    Dai Nippon Toryo Co., Ltd.                               19,200    270,950       0.0%
    Dai-Dan Co., Ltd.                                        10,800    261,324       0.0%
    Dai-ichi Life Holdings, Inc.                             59,600  1,183,212       0.1%
    Dai-ichi Seiko Co., Ltd.                                  7,000    137,255       0.0%
    Daibiru Corp.                                            37,000    441,169       0.0%
    Daicel Corp.                                             44,400    512,298       0.0%
    Daido Kogyo Co., Ltd.                                     6,400     87,716       0.0%
    Daido Metal Co., Ltd.                                    30,300    359,505       0.0%
    Daido Steel Co., Ltd.                                    21,500  1,161,013       0.1%
    Daidoh, Ltd.                                             17,900     75,889       0.0%
    Daifuku Co., Ltd.                                        19,700  1,053,118       0.1%
#   Daihatsu Diesel Manufacturing Co., Ltd.                  15,500    126,383       0.0%
    Daihen Corp.                                             65,000    504,198       0.0%
    Daiho Corp.                                              67,000    407,673       0.0%
    Daiichi Jitsugyo Co., Ltd.                                7,800    238,372       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                   17,200    207,324       0.0%
    Daiichi Sankyo Co., Ltd.                                  2,300     78,719       0.0%
    Daiichikosho Co., Ltd.                                   12,100    634,850       0.0%
    Daiken Corp.                                             11,700    293,615       0.0%
#   Daiken Medical Co., Ltd.                                  6,000     41,108       0.0%
    Daiki Aluminium Industry Co., Ltd.                       25,000    172,175       0.0%
    Daikin Industries, Ltd.                                   3,700    432,218       0.0%
    Daikoku Denki Co., Ltd.                                   5,700     94,125       0.0%
    Daikokutenbussan Co., Ltd.                                5,400    279,235       0.0%
*   Daikokuya Holdings Co., Ltd.                             53,600     28,812       0.0%
    Daikyo, Inc.                                             22,900    498,411       0.0%
    Daikyonishikawa Corp.                                    19,600    352,288       0.0%
    Dainichi Co., Ltd.                                        5,100     37,576       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.  10,400    425,958       0.0%
#   Daio Paper Corp.                                         49,000    686,936       0.0%
    Daiseki Co., Ltd.                                         9,500    295,791       0.0%
    Daishi Bank, Ltd. (The)                                  21,900    982,030       0.1%
#   Daishinku Corp.                                           5,500     65,558       0.0%
    Daisue Construction Co., Ltd.                             7,600     72,075       0.0%
    Daisyo Corp.                                              2,000     31,469       0.0%
    Daito Bank, Ltd. (The)                                    5,000     59,991       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Daito Pharmaceutical Co., Ltd.                                 8,460 $  290,973       0.0%
    Daito Trust Construction Co., Ltd.                               500     83,432       0.0%
    Daitron Co., Ltd.                                              4,900     93,273       0.0%
    Daiwa House Industry Co., Ltd.                                18,100    661,759       0.0%
    Daiwa Industries, Ltd.                                        24,100    263,398       0.0%
    Daiwa Securities Group, Inc.                                 262,447  1,609,990       0.1%
    Daiwabo Holdings Co., Ltd.                                    16,300    739,507       0.1%
#   DCM Holdings Co., Ltd.                                        75,600    752,233       0.1%
    Delica Foods Holdings Co., Ltd.                                2,400     35,118       0.0%
    Dena Co., Ltd.                                                20,500    390,723       0.0%
    Denka Co., Ltd.                                               48,200  1,715,983       0.1%
    Denki Kogyo Co., Ltd.                                          9,700    293,146       0.0%
    Densan System Co., Ltd.                                        3,400     64,835       0.0%
    Denso Corp.                                                    9,600    504,834       0.0%
    Dentsu, Inc.                                                   6,000    284,236       0.0%
    Denyo Co., Ltd.                                               13,600    237,763       0.0%
    Descente, Ltd.                                                15,000    253,093       0.0%
    Dexerials Corp.                                               40,600    380,911       0.0%
    DIC Corp.                                                     26,200    889,095       0.1%
    Digital Arts, Inc.                                             5,200    204,845       0.0%
    Dip Corp.                                                     14,800    358,859       0.0%
    Disco Corp.                                                    2,400    420,668       0.0%
    DKS Co., Ltd.                                                 35,000    221,534       0.0%
    DMG Mori Co., Ltd.                                            57,500  1,074,366       0.1%
    Don Quijote Holdings Co., Ltd.                                 4,700    253,035       0.0%
    Doshisha Co., Ltd.                                            11,800    274,837       0.0%
    Doutor Nichires Holdings Co., Ltd.                            16,600    347,057       0.0%
    Dowa Holdings Co., Ltd.                                       30,200  1,134,939       0.1%
    Dr Ci:Labo Co., Ltd.                                           5,800    279,022       0.0%
    DSB Co., Ltd.                                                 10,500     56,088       0.0%
    DTS Corp.                                                     14,300    518,261       0.0%
    Duskin Co., Ltd.                                              30,800    776,465       0.1%
    Dvx, Inc.                                                      4,600     55,688       0.0%
#   DyDo Group Holdings, Inc.                                      5,800    360,957       0.0%
    Dynic Corp.                                                    4,600     44,374       0.0%
    Eagle Industry Co., Ltd.                                      22,300    402,166       0.0%
#   Earth Corp.                                                    3,700    194,371       0.0%
    Ebara Corp.                                                   34,400  1,313,925       0.1%
    Ebara Foods Industry, Inc.                                       700     13,477       0.0%
    Ebara Jitsugyo Co., Ltd.                                       5,300    114,760       0.0%
#   Eco's Co., Ltd.                                                8,100    137,659       0.0%
#   EDION Corp.                                                   55,100    645,850       0.0%
    eGuarantee, Inc.                                               6,100    121,800       0.0%
    Ehime Bank, Ltd. (The)                                        25,500    307,369       0.0%
    Eidai Co., Ltd.                                               18,000     89,761       0.0%
    Eighteenth Bank, Ltd. (The)                                   84,000    222,200       0.0%
    Eiken Chemical Co., Ltd.                                      11,800    278,522       0.0%
    Eizo Corp.                                                     8,300    388,006       0.0%
    Elecom Co., Ltd.                                              11,000    246,571       0.0%
    Elematec Corp.                                                 6,374    142,046       0.0%
    en-japan, Inc.                                                 8,300    388,009       0.0%
    Endo Lighting Corp.                                            9,400     87,957       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                        SHARES   VALUE++   OF NET ASSETS**
                                                        ------- ---------- ---------------
JAPAN -- (Continued)
#*  Eneres Co., Ltd.                                     11,200 $   54,190       0.0%
*   Enigmo, Inc.                                          4,600     56,442       0.0%
    Enomoto Co., Ltd.                                     2,200     32,504       0.0%
    Enplas Corp.                                          6,300    181,205       0.0%
#*  Enshu, Ltd.                                          31,000     43,606       0.0%
    EPS Holdings, Inc.                                   13,700    279,117       0.0%
    eRex Co., Ltd.                                       10,300     81,703       0.0%
    ES-Con Japan, Ltd.                                   15,900    135,625       0.0%
    ESPEC Corp.                                           6,500    152,897       0.0%
    Excel Co., Ltd.                                       5,800    148,611       0.0%
    Exedy Corp.                                          24,400    826,376       0.1%
#   Ezaki Glico Co., Ltd.                                 6,600    355,528       0.0%
    F&M Co., Ltd.                                         3,000     31,751       0.0%
    F-Tech, Inc.                                          9,300    116,509       0.0%
    F@N Communications, Inc.                             23,400    147,019       0.0%
    Faith, Inc.                                           5,500     56,909       0.0%
    Falco Holdings Co., Ltd.                              6,400    108,620       0.0%
#   FamilyMart UNY Holdings Co., Ltd.                    15,319  1,490,988       0.1%
    FCC Co., Ltd.                                        25,500    721,297       0.0%
#*  FDK Corp.                                            39,000     73,308       0.0%
    Feed One Co., Ltd.                                   79,140    176,084       0.0%
    Felissimo Corp.                                       2,400     30,057       0.0%
    Fenwal Controls of Japan, Ltd.                        3,400     49,959       0.0%
    Ferrotec Holdings Corp.                              29,300    651,880       0.0%
    FIDEA Holdings Co., Ltd.                            161,400    283,125       0.0%
    Fields Corp.                                         13,000    141,444       0.0%
    Financial Products Group Co., Ltd.                   29,900    380,708       0.0%
#   FINDEX, Inc.                                          6,400     46,544       0.0%
*   First Baking Co., Ltd.                                  400      4,453       0.0%
    First Bank of Toyama, Ltd. (The)                     10,500     47,558       0.0%
    First Juken Co., Ltd.                                 5,100     74,944       0.0%
    FJ Next Co., Ltd.                                    10,500     82,018       0.0%
#*  Flight Holdings, Inc.                                 4,300     31,540       0.0%
    Foster Electric Co., Ltd.                            20,200    473,212       0.0%
    FP Corp.                                              9,200    569,090       0.0%
    France Bed Holdings Co., Ltd.                        14,100    126,794       0.0%
#   Freebit Co., Ltd.                                     8,100     79,257       0.0%
#   Freund Corp.                                          5,300     53,943       0.0%
#   FTGroup Co., Ltd.                                     6,300     55,508       0.0%
    Fudo Tetra Corp.                                    133,000    226,919       0.0%
    Fuji Co., Ltd.                                       15,700    342,901       0.0%
    Fuji Corp.                                           40,600    728,663       0.0%
#   Fuji Corp.                                            4,500    106,354       0.0%
    Fuji Corp., Ltd.                                     19,100    157,812       0.0%
    Fuji Die Co., Ltd.                                    7,300     66,135       0.0%
    Fuji Electric Co., Ltd.                              85,000    606,247       0.0%
    Fuji Furukawa Engineering & Construction Co., Ltd.    2,000      7,156       0.0%
    Fuji Kosan Co., Ltd.                                    100        559       0.0%
#   Fuji Kyuko Co., Ltd.                                  9,600    266,661       0.0%
    Fuji Media Holdings, Inc.                            19,500    319,704       0.0%
    Fuji Oil Co., Ltd.                                   44,900    185,693       0.0%
    Fuji Oil Holdings, Inc.                              27,500    881,564       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Fuji Pharma Co., Ltd.                                          2,600 $  103,348       0.0%
    Fuji Seal International, Inc.                                 19,200    716,401       0.0%
    Fuji Soft, Inc.                                               11,500    445,411       0.0%
    Fujibo Holdings, Inc.                                          8,300    320,381       0.0%
    Fujicco Co., Ltd.                                             10,800    248,557       0.0%
    FUJIFILM Holdings Corp.                                       23,400    941,057       0.1%
    Fujikura Kasei Co., Ltd.                                      19,300    119,613       0.0%
    Fujikura Rubber, Ltd.                                         14,600    103,146       0.0%
    Fujikura, Ltd.                                               205,300  1,402,823       0.1%
    Fujimi, Inc.                                                   9,900    214,315       0.0%
    Fujimori Kogyo Co., Ltd.                                      12,600    426,913       0.0%
    Fujio Food System Co., Ltd.                                    4,200     77,585       0.0%
#   Fujisash Co., Ltd.                                            77,900     70,370       0.0%
#   Fujishoji Co., Ltd.                                            4,500     53,317       0.0%
    Fujita Kanko, Inc.                                             5,899    178,698       0.0%
    Fujitec Co., Ltd.                                             31,200    433,284       0.0%
    Fujitsu Frontech, Ltd.                                         8,000    118,171       0.0%
    Fujitsu General, Ltd.                                         29,600    481,938       0.0%
    Fujitsu, Ltd.                                                141,000    854,805       0.1%
    Fujiya Co., Ltd.                                               1,800     44,795       0.0%
    FuKoKu Co., Ltd.                                               6,900     63,177       0.0%
    Fukuda Corp.                                                   4,600    288,491       0.0%
    Fukuda Denshi Co., Ltd.                                        1,900    135,958       0.0%
    Fukui Bank, Ltd. (The)                                        17,700    398,134       0.0%
#   Fukui Computer Holdings, Inc.                                  3,500     68,550       0.0%
    Fukuoka Financial Group, Inc.                                162,000    867,366       0.1%
    Fukushima Bank, Ltd. (The)                                    18,600    137,306       0.0%
    Fukushima Industries Corp.                                     9,200    426,606       0.0%
    Fukuyama Transporting Co., Ltd.                               23,200    968,097       0.1%
    FULLCAST Holdings Co., Ltd.                                   10,900    235,614       0.0%
#   Fumakilla, Ltd.                                                2,998     54,449       0.0%
#*  Funai Electric Co., Ltd.                                      16,300    112,751       0.0%
    Funai Soken Holdings, Inc.                                    13,760    322,092       0.0%
#   Furukawa Battery Co., Ltd. (The)                              10,900     98,137       0.0%
    Furukawa Co., Ltd.                                            24,400    490,792       0.0%
    Furukawa Electric Co., Ltd.                                   43,000  2,113,048       0.1%
    Furuno Electric Co., Ltd.                                     21,700    178,111       0.0%
    Furusato Industries, Ltd.                                      7,100    119,441       0.0%
    Furyu Corp.                                                    9,100     77,906       0.0%
    Fuso Chemical Co., Ltd.                                       14,000    354,814       0.0%
    Fuso Pharmaceutical Industries, Ltd.                           5,400    144,983       0.0%
    Futaba Corp.                                                  24,300    503,544       0.0%
    Futaba Industrial Co., Ltd.                                   52,900    422,792       0.0%
    Future Corp.                                                  18,400    211,845       0.0%
    Fuyo General Lease Co., Ltd.                                  14,200    961,833       0.1%
    G-7 Holdings, Inc.                                             4,500     99,822       0.0%
    G-Tekt Corp.                                                  14,700    283,973       0.0%
    Gakken Holdings Co., Ltd.                                      4,000    181,362       0.0%
    Gakkyusha Co., Ltd.                                            3,300     53,439       0.0%
    Gecoss Corp.                                                  10,100    101,543       0.0%
    Genki Sushi Co., Ltd.                                          2,100     54,108       0.0%
*   Genky DrugStores Co., Ltd.                                     4,800    187,616       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Geo Holdings Corp.                                            30,600 $  500,044       0.0%
    Geostr Corp.                                                  11,800     74,880       0.0%
    Gfoot Co., Ltd.                                                7,500     54,444       0.0%
    Giken, Ltd.                                                   10,000    232,130       0.0%
    GL Sciences, Inc.                                              3,000     45,687       0.0%
#   GLOBERIDE, Inc.                                                7,500    202,303       0.0%
    Glory, Ltd.                                                   16,700    574,250       0.0%
#   GMO internet, Inc.                                            32,100    588,207       0.0%
    GMO Payment Gateway, Inc.                                      4,400    435,426       0.0%
#   Godo Steel, Ltd.                                               8,500    198,427       0.0%
    Gokurakuyu Holdings Co., Ltd.                                  7,600     46,448       0.0%
    Goldcrest Co., Ltd.                                           14,690    312,036       0.0%
    Goldwin, Inc.                                                  3,800    239,697       0.0%
    Golf Digest Online, Inc.                                       5,700     61,814       0.0%
    Gourmet Kineya Co., Ltd.                                       5,000     53,338       0.0%
    Grandy House Corp.                                             8,900     39,890       0.0%
    Gree, Inc.                                                    52,300    288,974       0.0%
    GS Yuasa Corp.                                               255,000  1,372,657       0.1%
#   GSI Creos Corp.                                                3,600     53,249       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                             3,400    113,623       0.0%
    GungHo Online Entertainment, Inc.                             32,700     98,629       0.0%
    Gunma Bank, Ltd. (The)                                       186,300  1,087,281       0.1%
    Gunze, Ltd.                                                   12,300    755,536       0.1%
    Gurunavi, Inc.                                                14,600    199,274       0.0%
    H-One Co., Ltd.                                               14,600    177,130       0.0%
    H2O Retailing Corp.                                           69,900  1,315,349       0.1%
    HABA Laboratories, Inc.                                        1,100     83,380       0.0%
    Hachijuni Bank, Ltd. (The)                                   188,000    992,823       0.1%
    Hagihara Industries, Inc.                                      7,000    121,746       0.0%
    Hagiwara Electric Holdings Co., Ltd.                           4,200    116,724       0.0%
    Hakudo Co., Ltd.                                               3,500     70,402       0.0%
    Hakuhodo DY Holdings, Inc.                                    26,300    367,952       0.0%
    Hakuto Co., Ltd.                                              13,900    203,290       0.0%
    Halows Co., Ltd.                                               4,800    119,426       0.0%
    Hamakyorex Co., Ltd.                                          13,700    477,535       0.0%
    Hamamatsu Photonics K.K.                                       7,100    273,614       0.0%
    Handsman Co., Ltd.                                             4,200     51,880       0.0%
    Haneda Zenith Holdings Co., Ltd.                              23,300     84,416       0.0%
    Hankyu Hanshin Holdings, Inc.                                 15,600    613,666       0.0%
    Hanwa Co., Ltd.                                               26,200  1,144,732       0.1%
    Happinet Corp.                                                14,500    200,869       0.0%
#   Harada Industry Co., Ltd.                                      6,600     64,832       0.0%
    Hard Off Corp. Co., Ltd.                                       6,800     70,649       0.0%
    Harima Chemicals Group, Inc.                                  12,200     99,483       0.0%
#   Harmonic Drive Systems, Inc.                                   6,300    299,998       0.0%
    Haruyama Holdings, Inc.                                        3,900     38,690       0.0%
    Haseko Corp.                                                  33,800    531,661       0.0%
    Hayashikane Sangyo Co., Ltd.                                   5,400     42,101       0.0%
    Hazama Ando Corp.                                            136,150  1,093,952       0.1%
#   Hearts United Group Co., Ltd.                                  7,100    112,414       0.0%
    Heian Ceremony Service Co., Ltd.                               1,300     10,692       0.0%
    Heiwa Corp.                                                   43,200    857,459       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
JAPAN -- (Continued)
    Heiwa Real Estate Co., Ltd.                  25,300 $  592,606       0.0%
    Heiwado Co., Ltd.                            22,300    531,840       0.0%
#   Helios Techno Holdings Co., Ltd.             14,900    124,559       0.0%
    HI-LEX Corp.                                 13,500    351,168       0.0%
    Hibino Corp.                                  2,900     42,972       0.0%
    Hibiya Engineering, Ltd.                     16,300    316,393       0.0%
    Hiday Hidaka Corp.                            9,991    260,000       0.0%
    Hikari Tsushin, Inc.                          2,300    372,839       0.0%
#   Himaraya Co., Ltd.                            1,900     20,812       0.0%
    Hino Motors, Ltd.                            28,900    352,592       0.0%
    Hioki EE Corp.                                5,500    209,812       0.0%
    Hirakawa Hewtech Corp.                        8,800    118,126       0.0%
#   Hiramatsu, Inc.                              19,100     89,242       0.0%
    Hirano Tecseed Co., Ltd.                      7,700    162,650       0.0%
#   Hirata Corp.                                  4,100    387,102       0.0%
    Hirose Electric Co., Ltd.                       255     35,884       0.0%
    Hiroshima Bank, Ltd. (The)                  138,700  1,055,469       0.1%
    Hiroshima Gas Co., Ltd.                      16,700     57,271       0.0%
    HIS Co., Ltd.                                18,500    675,136       0.0%
    Hisaka Works, Ltd.                           16,700    177,665       0.0%
    Hitachi Capital Corp.                        33,200    887,154       0.1%
    Hitachi Chemical Co., Ltd.                   35,400    776,456       0.1%
    Hitachi Construction Machinery Co., Ltd.     26,400    959,414       0.1%
    Hitachi High-Technologies Corp.              10,100    471,071       0.0%
    Hitachi Metals, Ltd.                         49,310    563,532       0.0%
    Hitachi Transport System, Ltd.               24,500    656,150       0.0%
    Hitachi Zosen Corp.                         126,040    684,222       0.0%
    Hitachi, Ltd.                               329,000  2,401,225       0.1%
    Hitachi, Ltd. ADR                             4,900    374,115       0.0%
#   Hito Communications, Inc.                     3,700     69,900       0.0%
    Hochiki Corp.                                 9,500    190,938       0.0%
#   Hodogaya Chemical Co., Ltd.                   4,100    173,949       0.0%
    Hogy Medical Co., Ltd.                        9,800    408,624       0.0%
    Hokkaido Electric Power Co., Inc.            38,000    252,179       0.0%
    Hokkaido Gas Co., Ltd.                       12,000     32,675       0.0%
    Hokkan Holdings, Ltd.                        23,000     82,364       0.0%
    Hokko Chemical Industry Co., Ltd.            20,000    126,104       0.0%
    Hokkoku Bank, Ltd. (The)                     18,700    746,314       0.1%
    Hokuetsu Bank, Ltd. (The)                    17,200    381,078       0.0%
    Hokuetsu Industries Co., Ltd.                17,000    184,047       0.0%
    Hokuetsu Kishu Paper Co., Ltd.              105,200    655,450       0.0%
    Hokuhoku Financial Group, Inc.               85,900  1,270,765       0.1%
#   Hokuriku Electric Industry Co., Ltd.          3,900     52,765       0.0%
#*  Hokuriku Electric Power Co.                  36,500    372,466       0.0%
    Hokuriku Electrical Construction Co., Ltd.    8,600     95,290       0.0%
    Hokuto Corp.                                 14,300    252,486       0.0%
    Honda Motor Co., Ltd.                       138,023  4,746,050       0.2%
    Honda Motor Co., Ltd. Sponsored ADR          23,840    819,142       0.1%
    Honeys Holdings Co., Ltd.                    12,570    120,192       0.0%
#   Honshu Chemical Industry Co., Ltd.            3,200     34,691       0.0%
    Hoosiers Holdings                            37,100    272,763       0.0%
    Horiba, Ltd.                                  8,200    595,747       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
JAPAN -- (Continued)
    Hoshizaki Corp.                                    2,800 $  259,927       0.0%
    Hosiden Corp.                                     42,600    507,886       0.0%
    Hosokawa Micron Corp.                              4,000    265,657       0.0%
    House Foods Group, Inc.                           19,300    679,732       0.0%
#   Howa Machinery, Ltd.                               7,600     76,576       0.0%
    Hulic Co., Ltd.                                    7,300     78,551       0.0%
    Hurxley Corp.                                      2,400     23,532       0.0%
    Hyakugo Bank, Ltd. (The)                         183,800    857,604       0.1%
    Hyakujushi Bank, Ltd. (The)                      176,000    593,750       0.0%
    I-Net Corp.                                        7,700    117,859       0.0%
    I-O Data Device, Inc.                              6,200     64,089       0.0%
    Ibiden Co., Ltd.                                  89,200  1,473,045       0.1%
    IBJ Leasing Co., Ltd.                             22,100    610,364       0.0%
    Ichibanya Co., Ltd.                                5,134    213,763       0.0%
    Ichigo, Inc.                                      73,500    327,304       0.0%
#   Ichiken Co., Ltd.                                  5,400    120,465       0.0%
    Ichikoh Industries, Ltd.                          36,000    390,528       0.0%
    Ichinen Holdings Co., Ltd.                        18,300    246,117       0.0%
    Ichiyoshi Securities Co., Ltd.                    23,300    285,130       0.0%
#   Icom, Inc.                                         8,700    217,883       0.0%
    Idec Corp.                                        13,200    302,934       0.0%
    Idemitsu Kosan Co., Ltd.                          55,800  2,179,877       0.1%
    IDOM, Inc.                                        52,200    377,156       0.0%
    IHI Corp.                                         21,300    696,216       0.0%
    Iida Group Holdings Co., Ltd.                     29,920    583,272       0.0%
    Iino Kaiun Kaisha, Ltd.                           76,300    379,621       0.0%
#   IJT Technology Holdings Co., Ltd.                 14,400    118,086       0.0%
#   Ikegami Tsushinki Co., Ltd.                       38,000     59,179       0.0%
    Imagica Robot Holdings, Inc.                       9,100    100,472       0.0%
    Imasen Electric Industrial                        13,600    151,773       0.0%
    Imperial Hotel, Ltd.                                 400      8,108       0.0%
    Inaba Denki Sangyo Co., Ltd.                      11,200    480,374       0.0%
#   Inaba Seisakusho Co., Ltd.                         7,400     95,937       0.0%
    Inabata & Co., Ltd.                               32,400    497,324       0.0%
    Inageya Co., Ltd.                                 13,600    225,529       0.0%
    Ines Corp.                                        16,800    180,251       0.0%
    Infocom Corp.                                      8,800    202,683       0.0%
    Infomart Corp.                                    44,300    403,049       0.0%
    Information Services International-Dentsu, Ltd.    8,500    219,596       0.0%
    Innotech Corp.                                    12,900    156,213       0.0%
    Inpex Corp.                                       99,200  1,268,153       0.1%
    Intage Holdings, Inc.                             26,600    291,275       0.0%
#   Intelligent Wave, Inc.                             2,400     12,129       0.0%
#   Inter Action Corp.                                 7,100     78,421       0.0%
    Internet Initiative Japan, Inc.                   20,400    385,259       0.0%
    Inui Global Logistics Co., Ltd.                   16,395    125,498       0.0%
    Iriso Electronics Co., Ltd.                        7,800    494,087       0.0%
    Ise Chemical Corp.                                 7,000     47,354       0.0%
    Iseki & Co., Ltd.                                 13,800    266,112       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                  68,000    756,514       0.1%
    Ishihara Chemical Co., Ltd.                        4,800     91,791       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                      28,100    322,854       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
JAPAN -- (Continued)
    Ishii Iron Works Co., Ltd.                    1,900 $   34,141       0.0%
    Ishizuka Glass Co., Ltd.                      1,800     41,022       0.0%
    Istyle, Inc.                                 20,000    266,264       0.0%
    Isuzu Motors, Ltd.                           58,300    889,908       0.1%
#*  ITbook Co., Ltd.                              9,100     45,622       0.0%
#   Ito En, Ltd.                                  9,100    362,817       0.0%
    ITOCHU Corp.                                 56,800  1,135,910       0.1%
    Itochu Enex Co., Ltd.                        37,300    365,849       0.0%
    Itochu Techno-Solutions Corp.                13,600    281,139       0.0%
    Itochu-Shokuhin Co., Ltd.                     3,800    211,490       0.0%
    Itoham Yonekyu Holdings, Inc.                57,178    519,268       0.0%
    Itoki Corp.                                  33,553    224,834       0.0%
    Ivy Cosmetics Corp.                             700     19,669       0.0%
    IwaiCosmo Holdings, Inc.                     12,600    174,941       0.0%
#   Iwaki & Co., Ltd.                            30,000    111,749       0.0%
    Iwasaki Electric Co., Ltd.                    5,400     82,416       0.0%
    Iwatani Corp.                                28,400  1,048,444       0.1%
    Iwatsu Electric Co., Ltd.                     9,500     71,657       0.0%
    Iwatsuka Confectionery Co., Ltd.                800     38,245       0.0%
    Iyo Bank, Ltd. (The)                        141,082  1,115,076       0.1%
    Izumi Co., Ltd.                               2,600    171,682       0.0%
#*  Izutsuya Co., Ltd.                           11,800     37,954       0.0%
    J Front Retailing Co., Ltd.                  79,000  1,279,965       0.1%
#   J Trust Co., Ltd.                            52,700    372,653       0.0%
    J-Oil Mills, Inc.                             9,200    317,523       0.0%
    JAC Recruitment Co., Ltd.                     7,600    154,268       0.0%
    Jaccs Co., Ltd.                              20,400    461,880       0.0%
    Jafco Co., Ltd.                              23,900  1,048,207       0.1%
    Jalux, Inc.                                   5,400    155,105       0.0%
#   Jamco Corp.                                   6,800    156,470       0.0%
    Janome Sewing Machine Co., Ltd.              17,000    113,054       0.0%
    Japan Airport Terminal Co., Ltd.              5,800    237,549       0.0%
    Japan Asia Group, Ltd.                       16,900     84,679       0.0%
#*  Japan Asia Investment Co., Ltd.              16,300     53,172       0.0%
#*  Japan Asset Marketing Co., Ltd.              55,200     62,351       0.0%
    Japan Aviation Electronics Industry, Ltd.    37,000    630,250       0.0%
    Japan Cash Machine Co., Ltd.                 11,000    123,761       0.0%
#*  Japan Display, Inc.                         281,200    371,599       0.0%
#*  Japan Drilling Co., Ltd.                      4,800     83,739       0.0%
    Japan Exchange Group, Inc.                   22,200    411,123       0.0%
    Japan Foundation Engineering Co., Ltd.       25,800     95,052       0.0%
    Japan Lifeline Co., Ltd.                     19,200    562,475       0.0%
    Japan Material Co., Ltd.                     26,800    354,349       0.0%
    Japan Meat Co., Ltd.                          5,600    100,150       0.0%
#   Japan Medical Dynamic Marketing, Inc.        14,500    134,388       0.0%
    Japan Oil Transportation Co., Ltd.            2,900     88,353       0.0%
    Japan Petroleum Exploration Co., Ltd.         5,900    153,532       0.0%
    Japan Property Management Center Co., Ltd.    6,200     90,880       0.0%
    Japan Pulp & Paper Co., Ltd.                  7,000    290,878       0.0%
    Japan Pure Chemical Co., Ltd.                 1,900     44,057       0.0%
    Japan Securities Finance Co., Ltd.           75,700    497,430       0.0%
    Japan Steel Works, Ltd. (The)                29,900    979,378       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Japan Transcity Corp.                                         23,000 $  106,541       0.0%
    Japan Wool Textile Co., Ltd. (The)                            34,700    361,704       0.0%
    Jastec Co., Ltd.                                               6,900     77,147       0.0%
#   JBCC Holdings, Inc.                                            9,600     92,509       0.0%
    JCU Corp.                                                     11,400    257,760       0.0%
    Jeol, Ltd.                                                    33,000    282,808       0.0%
    JFE Holdings, Inc.                                            81,760  1,677,907       0.1%
#   JGC Corp.                                                     13,300    325,969       0.0%
#*  JIG-SAW, Inc.                                                  1,400     47,385       0.0%
    Jimoto Holdings, Inc.                                        114,500    199,936       0.0%
    JINS, Inc.                                                     6,000    324,933       0.0%
    JK Holdings Co., Ltd.                                         14,300    122,810       0.0%
    JMS Co., Ltd.                                                 12,500     73,019       0.0%
#   Joban Kosan Co., Ltd.                                          4,000     70,226       0.0%
    Joshin Denki Co., Ltd.                                        12,100    500,393       0.0%
    Joyful Honda Co., Ltd.                                         1,800     63,563       0.0%
    JP-Holdings, Inc.                                             22,600     68,110       0.0%
    JSP Corp.                                                      6,900    223,333       0.0%
    JSR Corp.                                                     10,600    199,683       0.0%
    JTEKT Corp.                                                   54,800    886,671       0.1%
    Juki Corp.                                                    27,700    401,426       0.0%
    Juroku Bank, Ltd. (The)                                       23,100    609,400       0.0%
    Justsystems Corp.                                             14,300    338,016       0.0%
    JVC Kenwood Corp.                                             99,670    347,227       0.0%
    JXTG Holdings, Inc.                                          348,770  2,273,549       0.1%
    K&O Energy Group, Inc.                                        10,700    169,716       0.0%
    K's Holdings Corp.                                            52,320    754,614       0.1%
    kabu.com Securities Co., Ltd.                                 64,000    232,537       0.0%
*   Kadokawa Dwango                                               43,677    451,699       0.0%
    Kaga Electronics Co., Ltd.                                    11,500    284,404       0.0%
    Kagome Co., Ltd.                                               6,600    237,962       0.0%
    Kajima Corp.                                                  27,843    268,242       0.0%
#   Kakaku.com, Inc.                                               8,800    167,766       0.0%
    Kaken Pharmaceutical Co., Ltd.                                10,700    632,749       0.0%
    Kakiyasu Honten Co., Ltd.                                      3,700    100,693       0.0%
#   Kameda Seika Co., Ltd.                                         4,700    231,266       0.0%
    Kamei Corp.                                                   18,600    258,044       0.0%
    Kamigumi Co., Ltd.                                            32,500    731,627       0.0%
    Kanaden Corp.                                                 13,400    165,567       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                  3,600    121,674       0.0%
    Kanamoto Co., Ltd.                                            22,000    751,743       0.1%
    Kandenko Co., Ltd.                                            74,000    876,384       0.1%
    Kaneka Corp.                                                 122,000  1,205,514       0.1%
    Kaneko Seeds Co., Ltd.                                         2,400     36,624       0.0%
    Kanematsu Corp.                                               61,400    937,797       0.1%
    Kanematsu Electronics, Ltd.                                    9,100    288,523       0.0%
*   Kansai Mirai Financial Group, Inc.                            62,732    496,944       0.0%
    Kansai Paint Co., Ltd.                                        12,000    269,637       0.0%
    Kansai Super Market, Ltd.                                      6,200     66,893       0.0%
    Kanto Denka Kogyo Co., Ltd.                                   39,500    366,213       0.0%
    Kappa Create Co., Ltd.                                         6,500     80,193       0.0%
    Kasai Kogyo Co., Ltd.                                         23,300    327,441       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Katakura & Co-op Agri Corp.           3,200 $   36,462       0.0%
    Katakura Industries Co., Ltd.        19,000    241,189       0.0%
    Kato Sangyo Co., Ltd.                13,300    489,683       0.0%
    Kato Works Co., Ltd.                  6,800    159,202       0.0%
#   KAWADA TECHNOLOGIES, Inc.             3,400    197,109       0.0%
#   Kawagishi Bridge Works Co., Ltd.      1,600     66,673       0.0%
    Kawai Musical Instruments
      Manufacturing Co., Ltd.             5,000    162,705       0.0%
    Kawasaki Heavy Industries, Ltd.      24,300    812,400       0.1%
#*  Kawasaki Kisen Kaisha, Ltd.          31,799    735,359       0.0%
    Kawasumi Laboratories, Inc.          13,100     98,254       0.0%
    KDDI Corp.                           16,500    442,919       0.0%
    Keihan Holdings Co., Ltd.            17,800    574,734       0.0%
    Keihanshin Building Co., Ltd.        31,900    271,793       0.0%
    Keihin Co., Ltd.                      3,500     52,910       0.0%
    Keihin Corp.                         33,400    659,786       0.0%
    Keisei Electric Railway Co., Ltd.     4,500    146,518       0.0%
    Keiyo Bank, Ltd. (The)              175,000    800,985       0.1%
    Keiyo Co., Ltd.                      30,400    158,446       0.0%
    KEL Corp.                             4,100     47,045       0.0%
    Kenko Mayonnaise Co., Ltd.            7,800    273,277       0.0%
    Kewpie Corp.                         11,500    267,967       0.0%
    Key Coffee, Inc.                      9,300    184,938       0.0%
#   KFC Holdings Japan, Ltd.             10,000    183,203       0.0%
*   KI Holdings Co., Ltd.                12,000     56,702       0.0%
    Ki-Star Real Estate Co., Ltd.         3,500     93,034       0.0%
    Kikkoman Corp.                        7,000    303,341       0.0%
    Kimoto Co., Ltd.                     28,900     80,083       0.0%
    Kimura Chemical Plants Co., Ltd.     10,600     48,018       0.0%
    Kinden Corp.                         42,500    741,237       0.1%
    King Co., Ltd.                        4,400     25,040       0.0%
#*  Kinki Sharyo Co., Ltd. (The)          4,300    100,693       0.0%
#*  Kintetsu Department Store Co., Ltd.   3,200    113,914       0.0%
    Kintetsu World Express, Inc.         26,200    487,437       0.0%
    Kirin Holdings Co., Ltd.              2,480     69,611       0.0%
    Kirindo Holdings Co., Ltd.            5,300    143,590       0.0%
    Kissei Pharmaceutical Co., Ltd.      21,700    612,193       0.0%
    Kita-Nippon Bank, Ltd. (The)          5,700    148,818       0.0%
    Kitagawa Iron Works Co., Ltd.         6,300    160,569       0.0%
    Kitano Construction Corp.            32,000    116,510       0.0%
    Kito Corp.                           17,900    344,371       0.0%
    Kitz Corp.                           60,500    505,817       0.0%
    Kiyo Bank, Ltd. (The)                46,400    755,458       0.1%
    KLab, Inc.                           18,500    314,495       0.0%
*   KNT-CT Holdings Co., Ltd.             7,600    122,788       0.0%
    Koa Corp.                            11,800    257,422       0.0%
    Koatsu Gas Kogyo Co., Ltd.           20,400    179,660       0.0%
    Kobayashi Pharmaceutical Co., Ltd.    2,800    236,264       0.0%
    Kobe Bussan Co., Ltd.                 5,000    242,244       0.0%
*   Kobe Electric Railway Co., Ltd.       1,000     36,386       0.0%
    Kobe Steel, Ltd.                    100,900  1,037,914       0.1%
#   Kobelco Eco-Solutions Co., Ltd.       2,800     49,129       0.0%
    Kohnan Shoji Co., Ltd.               16,400    428,289       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Kohsoku Corp.                              8,100 $  100,355       0.0%
    Koito Manufacturing Co., Ltd.             10,500    702,702       0.0%
*   Kojima Co., Ltd.                          23,700    105,251       0.0%
#   Kokusai Co., Ltd.                          2,800     25,037       0.0%
    Kokuyo Co., Ltd.                          40,900    738,710       0.1%
    KOMAIHALTEC, Inc.                          2,699     61,239       0.0%
    Komatsu Seiren Co., Ltd.                  24,500    238,925       0.0%
    Komatsu Wall Industry Co., Ltd.            5,500    119,984       0.0%
    Komatsu, Ltd.                             31,400  1,070,385       0.1%
    Komehyo Co., Ltd.                          5,700     94,105       0.0%
    Komeri Co., Ltd.                          24,000    640,549       0.0%
#   Komori Corp.                              41,900    532,869       0.0%
    Konaka Co., Ltd.                          18,100     98,092       0.0%
    Konami Holdings Corp.                     14,800    726,815       0.0%
    Kondotec, Inc.                            12,100    102,315       0.0%
    Konica Minolta, Inc.                     240,000  2,060,115       0.1%
    Konishi Co., Ltd.                         19,800    322,819       0.0%
    Konoike Transport Co., Ltd.               19,000    332,217       0.0%
#   Konoshima Chemical Co., Ltd.               3,400     33,391       0.0%
    Kosaido Co., Ltd.                         10,400     49,696       0.0%
    Kose Corp.                                 3,900    720,707       0.0%
#   Kosei Securities Co., Ltd. (The)           4,300     55,615       0.0%
    Koshidaka Holdings Co., Ltd.               5,500    332,721       0.0%
    Kotobuki Spirits Co., Ltd.                 8,800    417,261       0.0%
    Kourakuen Holdings Corp.                   3,500     59,275       0.0%
    Krosaki Harima Corp.                       4,600    212,268       0.0%
    KRS Corp.                                  4,600    117,256       0.0%
    KU Holdings Co., Ltd.                      9,100     96,303       0.0%
    Kubota Corp.                              22,000    370,931       0.0%
    Kumagai Gumi Co., Ltd.                    23,500    799,667       0.1%
#   Kumiai Chemical Industry Co., Ltd.        70,100    444,948       0.0%
#   Kura Corp.                                 4,800    344,925       0.0%
    Kurabo Industries, Ltd.                  139,000    458,685       0.0%
    Kuraray Co., Ltd.                         60,000    999,249       0.1%
    Kureha Corp.                              12,200    828,428       0.1%
    Kurimoto, Ltd.                             7,800    145,937       0.0%
    Kurita Water Industries, Ltd.             16,400    531,093       0.0%
    Kuriyama Holdings Corp.                    4,000     81,440       0.0%
    Kusuri no Aoki Holdings Co., Ltd.          5,900    404,684       0.0%
    KYB Corp.                                 15,100    727,467       0.0%
    Kyocera Corp.                              7,985    510,187       0.0%
    Kyodo Printing Co., Ltd.                   6,600    201,806       0.0%
#   Kyoei Steel, Ltd.                         15,300    318,598       0.0%
    Kyokuto Boeki Kaisha, Ltd.                20,000     90,846       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.          23,800    376,324       0.0%
    Kyokuto Securities Co., Ltd.              11,900    170,643       0.0%
#   Kyokuyo Co., Ltd.                          7,300    251,052       0.0%
    KYORIN Holdings, Inc.                     32,500    635,529       0.0%
    Kyoritsu Maintenance Co., Ltd.            13,340    628,278       0.0%
    Kyoritsu Printing Co., Ltd.               23,500     79,580       0.0%
    Kyosan Electric Manufacturing Co., Ltd.   29,000    186,302       0.0%
    Kyowa Electronics Instruments Co., Ltd.   14,300     56,873       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Kyowa Exeo Corp.                          39,900 $1,037,605       0.1%
    Kyowa Leather Cloth Co., Ltd.              9,000     80,363       0.0%
    Kyudenko Corp.                            23,000  1,074,652       0.1%
    Kyushu Financial Group, Inc.             183,680    900,944       0.1%
#   LAC Co., Ltd.                              7,000     82,433       0.0%
#   Lacto Japan Co., Ltd.                      1,900     88,879       0.0%
*   Laox Co., Ltd.                            24,100    112,819       0.0%
    Lasertec Corp.                            23,600    779,726       0.1%
    Lawson, Inc.                               2,100    138,728       0.0%
    LEC, Inc.                                  9,000    316,092       0.0%
    Leopalace21 Corp.                        175,600  1,522,966       0.1%
    Life Corp.                                 7,000    174,936       0.0%
#   LIFULL Co., Ltd.                          20,000    162,464       0.0%
    Linical Co., Ltd.                          4,700     76,861       0.0%
#   Link And Motivation, Inc.                 20,000    202,754       0.0%
    Lintec Corp.                              27,500    795,793       0.1%
    Lion Corp.                                33,000    710,867       0.0%
    LIXIL Group Corp.                         14,200    318,022       0.0%
    Lonseal Corp.                              1,600     33,630       0.0%
#   Look Holdings, Inc.                       22,000     68,764       0.0%
*   M&A Capital Partners Co., Ltd.             2,900    209,225       0.0%
    M3, Inc.                                   3,100    116,826       0.0%
    Mabuchi Motor Co., Ltd.                    1,400     70,337       0.0%
    Macnica Fuji Electronics Holdings, Inc.   27,050    462,781       0.0%
    Maeda Corp.                               77,000    950,322       0.1%
    Maeda Kosen Co., Ltd.                     14,800    224,745       0.0%
    Maeda Road Construction Co., Ltd.         47,000  1,014,143       0.1%
    Maezawa Kasei Industries Co., Ltd.        11,300    124,380       0.0%
    Maezawa Kyuso Industries Co., Ltd.         6,500    114,004       0.0%
    Makino Milling Machine Co., Ltd.          79,000    745,550       0.1%
    Makita Corp.                               3,100    138,894       0.0%
    Makita Corp. Sponsored ADR                 3,976    178,264       0.0%
    Mamezou Holdings Co., Ltd.                 9,700    114,138       0.0%
#   Mamiya-Op Co., Ltd.                        2,699     28,908       0.0%
    Mandom Corp.                               7,200    259,562       0.0%
    Mani, Inc.                                 5,600    227,215       0.0%
    Mars Engineering Corp.                     7,300    162,765       0.0%
    Marubeni Corp.                           126,900    952,962       0.1%
    Marubun Corp.                             18,100    162,099       0.0%
    Marudai Food Co., Ltd.                    83,000    408,246       0.0%
    Marufuji Sheet Piling Co., Ltd.            1,100     29,198       0.0%
    Maruha Nichiro Corp.                      33,000  1,110,789       0.1%
#   Marui Group Co., Ltd.                     35,700    740,940       0.1%
#   Maruichi Steel Tube, Ltd.                  9,900    337,908       0.0%
    Maruka Machinery Co., Ltd.                 3,400     64,226       0.0%
    Marusan Securities Co., Ltd.              26,900    256,140       0.0%
    Maruwa Co., Ltd.                           4,800    395,620       0.0%
#   Maruwa Unyu Kikan Co., Ltd.                4,700    136,830       0.0%
    Maruyama Manufacturing Co., Inc.           2,800     48,640       0.0%
*   Maruzen CHI Holdings Co., Ltd.            10,600     34,482       0.0%
    Maruzen Co., Ltd.                          6,000    141,481       0.0%
    Maruzen Showa Unyu Co., Ltd.              41,000    193,812       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
#   Marvelous, Inc.                           15,400 $  131,746       0.0%
    Matsuda Sangyo Co., Ltd.                  11,900    200,339       0.0%
    Matsui Construction Co., Ltd.             17,600    139,770       0.0%
    Matsui Securities Co., Ltd.               27,700    270,065       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.       16,100    717,193       0.0%
#   Matsuya Co., Ltd.                          6,100     78,099       0.0%
    Matsuya Foods Co., Ltd.                    6,600    230,647       0.0%
    Max Co., Ltd.                             20,800    270,520       0.0%
    Maxell Holdings, Ltd.                     32,500    640,871       0.0%
    Maxvalu Nishinihon Co., Ltd.               2,600     42,673       0.0%
    Maxvalu Tokai Co., Ltd.                    5,000    111,796       0.0%
    Mazda Motor Corp.                        193,100  2,684,845       0.1%
    MCJ Co., Ltd.                             25,600    339,711       0.0%
    Mebuki Financial Group, Inc.             194,322    754,246       0.1%
#   MEC Co., Ltd.                             11,800    196,491       0.0%
#   Media Do Holdings Co., Ltd.                2,300     40,601       0.0%
    Medical System Network Co., Ltd.          20,600    108,689       0.0%
    Medipal Holdings Corp.                     8,900    190,930       0.0%
#*  Megachips Corp.                           12,900    413,763       0.0%
    Megmilk Snow Brand Co., Ltd.              35,400  1,065,731       0.1%
    Meidensha Corp.                          161,000    633,570       0.0%
    MEIJI Holdings Co., Ltd.                   1,000     80,200       0.0%
    Meiji Shipping Co., Ltd.                   6,100     23,904       0.0%
#   Meiko Electronics Co., Ltd.               18,100    305,581       0.0%
    Meiko Network Japan Co., Ltd.             15,800    179,103       0.0%
    Meisei Industrial Co., Ltd.               27,100    202,415       0.0%
    Meitec Corp.                              11,300    619,607       0.0%
    Meito Sangyo Co., Ltd.                     6,200    100,551       0.0%
    Meiwa Corp.                               18,400     88,879       0.0%
    Meiwa Estate Co., Ltd.                    10,900     74,827       0.0%
    Melco Holdings, Inc.                       2,200     80,868       0.0%
    Menicon Co., Ltd.                         15,300    399,327       0.0%
    METAWATER Co., Ltd.                        4,600    135,449       0.0%
    Michinoku Bank, Ltd. (The)                13,291    215,249       0.0%
#   Mie Kotsu Group Holdings, Inc.            47,700    226,742       0.0%
    Mikuni Corp.                              22,800    131,184       0.0%
    Milbon Co., Ltd.                           8,904    386,850       0.0%
#   Mimaki Engineering Co., Ltd.              14,100    110,665       0.0%
    Mimasu Semiconductor Industry Co., Ltd.   14,900    262,383       0.0%
    Minebea Mitsumi, Inc.                    102,939  2,058,862       0.1%
    Ministop Co., Ltd.                        11,200    232,365       0.0%
    Miraca Holdings, Inc.                     22,900    891,495       0.1%
    Miraial Co., Ltd.                          4,200     58,618       0.0%
    Mirait Holdings Corp.                     42,810    678,941       0.0%
    Miroku Jyoho Service Co., Ltd.             8,100    230,597       0.0%
    Misawa Homes Co., Ltd.                    16,900    142,710       0.0%
    MISUMI Group, Inc.                        15,900    438,783       0.0%
    Mitani Corp.                               8,400    398,716       0.0%
    Mitani Sekisan Co., Ltd.                   4,200     96,071       0.0%
    Mito Securities Co., Ltd.                 47,400    183,064       0.0%
    Mitsuba Corp.                             26,100    380,983       0.0%
    Mitsubishi Chemical Holdings Corp.       464,080  4,390,012       0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                         --------- ---------- ---------------
JAPAN -- (Continued)
    Mitsubishi Corp.                        78,600 $2,167,438       0.1%
    Mitsubishi Electric Corp.               79,000  1,211,113       0.1%
    Mitsubishi Estate Co., Ltd.             25,000    456,813       0.0%
    Mitsubishi Gas Chemical Co., Inc.       63,495  1,488,023       0.1%
    Mitsubishi Heavy Industries, Ltd.       20,800    822,260       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.           3,600     74,961       0.0%
    Mitsubishi Logisnext Co., Ltd.          29,000    249,905       0.0%
#   Mitsubishi Logistics Corp.              40,299    929,501       0.1%
    Mitsubishi Materials Corp.              47,880  1,457,333       0.1%
    Mitsubishi Motors Corp.                 20,300    151,069       0.0%
    Mitsubishi Paper Mills, Ltd.            27,200    171,539       0.0%
    Mitsubishi Pencil Co., Ltd.              5,050    100,356       0.0%
#   Mitsubishi Research Institute, Inc.      5,800    203,458       0.0%
    Mitsubishi Shokuhin Co., Ltd.            7,700    224,688       0.0%
    Mitsubishi Steel Manufacturing Co.,
      Ltd.                                  11,600    280,295       0.0%
    Mitsubishi Tanabe Pharma Corp.           7,900    150,047       0.0%
    Mitsubishi UFJ Financial Group, Inc.   817,300  5,477,007       0.2%
    Mitsubishi UFJ Financial Group,
      Inc. Sponsored ADR                    16,850    112,558       0.0%
    Mitsubishi UFJ Lease & Finance Co.,
      Ltd.                                 180,900  1,149,994       0.1%
    Mitsuboshi Belting, Ltd.                31,000    353,597       0.0%
    Mitsui & Co., Ltd.                      88,800  1,600,458       0.1%
    Mitsui & Co., Ltd. Sponsored ADR           471    170,269       0.0%
    Mitsui Chemicals, Inc.                  67,600  1,937,833       0.1%
*   Mitsui E&S Holdings Co., Ltd.           59,400  1,017,973       0.1%
    Mitsui Fudosan Co., Ltd.                14,200    363,739       0.0%
#   Mitsui High-Tec, Inc.                   18,300    268,057       0.0%
    Mitsui Home Co., Ltd.                   18,000    119,466       0.0%
    Mitsui Matsushima Co., Ltd.              9,400    134,633       0.0%
    Mitsui Mining & Smelting Co., Ltd.      37,700  1,593,615       0.1%
    Mitsui OSK Lines, Ltd.                  43,600  1,291,501       0.1%
    Mitsui Sugar Co., Ltd.                  10,600    423,437       0.0%
*   Mitsui-Soko Holdings Co., Ltd.          94,000    304,680       0.0%
    Mitsuuroko Group Holdings Co., Ltd.     20,300    162,797       0.0%
    Mixi, Inc.                               1,100     36,154       0.0%
    Miyaji Engineering Group, Inc.           4,500     87,881       0.0%
    Miyazaki Bank, Ltd. (The)               11,800    381,954       0.0%
    Miyoshi Oil & Fat Co., Ltd.              7,500     99,958       0.0%
    Mizuho Financial Group, Inc.         1,617,060  2,925,644       0.1%
    Mizuno Corp.                            14,500    468,827       0.0%
    Mochida Pharmaceutical Co., Ltd.         5,700    401,611       0.0%
    Modec, Inc.                             13,900    368,876       0.0%
#   Molitec Steel Co., Ltd.                  7,500     47,266       0.0%
#   Monex Group, Inc.                      138,200    786,066       0.1%
#   Money Partners Group Co., Ltd.          13,100     52,496       0.0%
    Monogatari Corp. (The)                   2,700    292,884       0.0%
#   MonotaRO Co., Ltd.                      13,000    453,129       0.0%
    MORESCO Corp.                            4,600     81,761       0.0%
    Morinaga & Co., Ltd.                    11,600    564,885       0.0%
    Morinaga Milk Industry Co., Ltd.        27,000  1,185,914       0.1%
    Morita Holdings Corp.                   18,500    362,814       0.0%
    Morito Co., Ltd.                        11,900    112,228       0.0%
    Morozoff, Ltd.                           1,900    115,196       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
#*  Morpho, Inc.                               1,300 $   44,085       0.0%
    Mory Industries, Inc.                      4,800    145,141       0.0%
    MrMax Holdings, Ltd.                      20,900    141,897       0.0%
    MS&AD Insurance Group Holdings, Inc.      27,982    942,887       0.1%
    MTI, Ltd.                                 18,500    110,573       0.0%
    Mugen Estate Co., Ltd.                    12,100    153,623       0.0%
    Murakami Corp.                             2,600     73,752       0.0%
    Murata Manufacturing Co., Ltd.             2,013    254,134       0.0%
    Musashi Seimitsu Industry Co., Ltd.       17,200    602,608       0.0%
    Musashino Bank, Ltd. (The)                21,800    726,321       0.0%
    Mutoh Holdings Co., Ltd.                   1,900     42,703       0.0%
#*  Mynet, Inc.                                2,600     30,096       0.0%
#   N Field Co., Ltd.                          5,200     97,834       0.0%
    Nabtesco Corp.                             9,300    335,364       0.0%
    NAC Co., Ltd.                              7,600     63,386       0.0%
    Nachi-Fujikoshi Corp.                    117,000    606,646       0.0%
    Nadex Co., Ltd.                            4,800     53,926       0.0%
    Nafco Co., Ltd.                              500      8,428       0.0%
    Nagaileben Co., Ltd.                       1,800     47,604       0.0%
#   Nagano Bank, Ltd. (The)                    5,800     97,730       0.0%
    Nagano Keiki Co., Ltd.                     6,400     76,141       0.0%
    Nagase & Co., Ltd.                        78,200  1,335,433       0.1%
    Nagatanien Holdings Co., Ltd.             14,000    186,855       0.0%
    Nagawa Co., Ltd.                             700     29,880       0.0%
    Nagoya Railroad Co., Ltd.                  5,600    146,670       0.0%
    Nakabayashi Co., Ltd.                     16,400     94,763       0.0%
    Nakamuraya Co., Ltd.                       2,208     97,957       0.0%
    Nakanishi, Inc.                            9,000    187,627       0.0%
#   Nakano Corp.                              13,000     73,959       0.0%
    Nakayama Steel Works, Ltd.                16,000    112,410       0.0%
#   Nakayamafuku Co., Ltd.                     5,800     39,934       0.0%
    Nakayo, Inc.                               1,800     31,395       0.0%
    Namura Shipbuilding Co., Ltd.             41,700    258,488       0.0%
    Nankai Electric Railway Co., Ltd.          7,400    196,755       0.0%
    Nanto Bank, Ltd. (The)                    22,500    624,556       0.0%
    Narasaki Sangyo Co., Ltd.                 12,000     46,584       0.0%
    Natori Co., Ltd.                           4,100     72,877       0.0%
    ND Software Co., Ltd.                        500      4,692       0.0%
    NDS Co., Ltd.                              3,700    147,213       0.0%
    NEC Capital Solutions, Ltd.                7,900    150,740       0.0%
    NEC Corp.                                 71,200  1,951,597       0.1%
    NEC Networks & System Integration Corp.   13,000    340,137       0.0%
    NET One Systems Co., Ltd.                 45,000    724,258       0.0%
    Neturen Co., Ltd.                         24,200    244,044       0.0%
#*  New Japan Chemical Co., Ltd.              25,700     59,805       0.0%
*   New Japan Radio Co., Ltd.                 13,100    112,026       0.0%
*   Nexon Co., Ltd.                           17,000    247,374       0.0%
    Nexyz Group Corp.                          4,000     62,651       0.0%
    NGK Insulators, Ltd.                      18,800    344,866       0.0%
    NGK Spark Plug Co., Ltd.                  19,700    505,241       0.0%
    NH Foods, Ltd.                            10,000    436,865       0.0%
    NHK Spring Co., Ltd.                     121,800  1,345,969       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Nicca Chemical Co., Ltd.                   4,600 $   52,894       0.0%
    Nice Holdings, Inc.                        5,300     71,276       0.0%
#   Nichi-iko Pharmaceutical Co., Ltd.        35,200    563,195       0.0%
    Nichia Steel Works, Ltd.                  20,500     65,597       0.0%
    Nichias Corp.                             60,000    759,986       0.1%
    Nichiban Co., Ltd.                         6,000    191,734       0.0%
    Nichicon Corp.                            36,800    415,222       0.0%
    Nichiden Corp.                             9,100    180,520       0.0%
    Nichiha Corp.                             17,500    693,840       0.0%
    NichiiGakkan Co., Ltd.                    33,900    350,153       0.0%
#   Nichimo Co., Ltd.                          1,300     21,547       0.0%
    Nichirei Corp.                            56,000  1,622,289       0.1%
    Nichireki Co., Ltd.                       18,900    207,478       0.0%
    Nichirin Co., Ltd.                         7,920    193,183       0.0%
    Nifco, Inc.                               21,400    751,372       0.1%
    Nihon Chouzai Co., Ltd.                    5,940    185,052       0.0%
#   Nihon Dempa Kogyo Co., Ltd.               13,500     84,606       0.0%
    Nihon Dengi Co., Ltd.                      1,600     39,725       0.0%
    Nihon Denkei Co., Ltd.                     3,100     54,811       0.0%
    Nihon Eslead Corp.                         6,000    110,207       0.0%
    Nihon Flush Co., Ltd.                      4,200    103,650       0.0%
#   Nihon House Holdings Co., Ltd.            31,500    165,475       0.0%
    Nihon Kagaku Sangyo Co., Ltd.              9,700    113,916       0.0%
    Nihon Kohden Corp.                         8,300    237,205       0.0%
    Nihon M&A Center, Inc.                    38,800  1,132,440       0.1%
    Nihon Nohyaku Co., Ltd.                   38,100    247,032       0.0%
    Nihon Parkerizing Co., Ltd.               37,500    593,707       0.0%
#   Nihon Plast Co., Ltd.                     11,100    104,118       0.0%
    Nihon Tokushu Toryo Co., Ltd.              9,500    198,081       0.0%
    Nihon Unisys, Ltd.                        39,500    819,821       0.1%
    Nihon Yamamura Glass Co., Ltd.            79,000    135,963       0.0%
#   Nikkato Corp.                              5,800     55,271       0.0%
    Nikkiso Co., Ltd.                         40,500    461,139       0.0%
    Nikko Co., Ltd.                            3,800     85,169       0.0%
    Nikkon Holdings Co., Ltd.                 44,600  1,186,716       0.1%
    Nikon Corp.                               14,600    254,047       0.0%
#   Nippi, Inc.                                1,599     65,851       0.0%
    Nippo Corp.                               30,000    688,047       0.0%
    Nippon Air Conditioning Services Co.,
      Ltd.                                    16,100    114,058       0.0%
    Nippon Beet Sugar Manufacturing Co.,
      Ltd.                                     9,100    201,632       0.0%
    Nippon Carbide Industries Co., Inc.        6,100    122,621       0.0%
    Nippon Ceramic Co., Ltd.                   3,500     92,899       0.0%
    Nippon Chemi-Con Corp.                    12,500    289,357       0.0%
    Nippon Chemical Industrial Co., Ltd.       5,900    184,219       0.0%
    Nippon Chemiphar Co., Ltd.                 1,600     67,595       0.0%
    Nippon Coke & Engineering Co., Ltd.      119,300    127,433       0.0%
#   Nippon Commercial Development Co., Ltd.    6,700    109,610       0.0%
    Nippon Concrete Industries Co., Ltd.      32,000    132,551       0.0%
    Nippon Denko Co., Ltd.                    80,065    267,021       0.0%
    Nippon Densetsu Kogyo Co., Ltd.           24,500    502,854       0.0%
    Nippon Electric Glass Co., Ltd.           40,600  1,170,012       0.1%
    Nippon Express Co., Ltd.                   9,800    740,391       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
JAPAN -- (Continued)
#   Nippon Filcon Co., Ltd.                  6,700 $   38,514       0.0%
    Nippon Fine Chemical Co., Ltd.           7,700     87,904       0.0%
    Nippon Flour Mills Co., Ltd.            41,900    683,391       0.0%
    Nippon Gas Co., Ltd.                    17,400    854,299       0.1%
    Nippon Hume Corp.                       13,900    105,935       0.0%
    Nippon Kanzai Co., Ltd.                  4,800     91,442       0.0%
    Nippon Kayaku Co., Ltd.                 74,600    933,452       0.1%
    Nippon Kinzoku Co., Ltd.                 4,900    104,509       0.0%
#   Nippon Kodoshi Corp.                     5,300    148,466       0.0%
    Nippon Koei Co., Ltd.                   10,700    313,673       0.0%
    Nippon Koshuha Steel Co., Ltd.           6,600     50,898       0.0%
    Nippon Light Metal Holdings Co., Ltd.  473,300  1,265,142       0.1%
    Nippon Paint Holdings Co., Ltd.          5,000    204,096       0.0%
#   Nippon Paper Industries Co., Ltd.       75,624  1,448,364       0.1%
    Nippon Parking Development Co., Ltd.   100,000    167,730       0.0%
    Nippon Pillar Packing Co., Ltd.         16,400    236,868       0.0%
    Nippon Piston Ring Co., Ltd.             5,800    116,231       0.0%
    Nippon Road Co., Ltd. (The)              5,100    254,339       0.0%
    Nippon Seiki Co., Ltd.                  35,200    678,980       0.0%
    Nippon Seisen Co., Ltd.                  2,400    105,024       0.0%
*   Nippon Sharyo, Ltd.                     65,000    174,915       0.0%
*   Nippon Sheet Glass Co., Ltd.            63,300    516,747       0.0%
#   Nippon Shokubai Co., Ltd.                9,200    625,140       0.0%
    Nippon Signal Co., Ltd.                 40,000    379,631       0.0%
    Nippon Soda Co., Ltd.                   93,000    534,269       0.0%
    Nippon Steel & Sumikin Bussan Corp.     11,400    625,326       0.0%
    Nippon Steel & Sumitomo Metal Corp.     80,906  1,758,999       0.1%
    Nippon Suisan Kaisha, Ltd.             224,500  1,216,696       0.1%
    Nippon Systemware Co., Ltd.              6,100    136,390       0.0%
#   Nippon Thompson Co., Ltd.               42,000    309,250       0.0%
    Nippon Valqua Industries, Ltd.          11,300    311,315       0.0%
#   Nippon View Hotel Co., Ltd.              3,100     42,973       0.0%
    Nippon Yakin Kogyo Co., Ltd.            72,400    194,103       0.0%
    Nippon Yusen K.K.                       64,622  1,374,538       0.1%
#   Nipro Corp.                             69,600  1,001,747       0.1%
    Nishi-Nippon Financial Holdings, Inc.  104,800  1,258,435       0.1%
    Nishi-Nippon Railroad Co., Ltd.         13,600    377,645       0.0%
    Nishikawa Rubber Co., Ltd.               1,400     30,763       0.0%
    Nishimatsu Construction Co., Ltd.       45,000  1,237,004       0.1%
    Nishimatsuya Chain Co., Ltd.            28,000    344,189       0.0%
    Nishio Rent All Co., Ltd.               16,700    495,824       0.0%
    Nissan Chemical Industries, Ltd.        10,400    462,418       0.0%
    Nissan Motor Co., Ltd.                 250,000  2,630,117       0.1%
    Nissan Shatai Co., Ltd.                 53,300    570,673       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.   18,900     68,534       0.0%
    Nissei ASB Machine Co., Ltd.             4,300    266,012       0.0%
    Nissei Build Kogyo Co., Ltd.            26,400    328,742       0.0%
    Nissei Plastic Industrial Co., Ltd.      9,100    117,448       0.0%
#   Nissha Co., Ltd.                        10,100    237,780       0.0%
    Nisshin Fudosan Co.                     21,900    164,467       0.0%
    Nisshin Oillio Group, Ltd. (The)        21,000    603,781       0.0%
    Nisshin Seifun Group, Inc.               7,465    163,119       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------- ---------- ---------------
JAPAN -- (Continued)
    Nisshin Steel Co., Ltd.               39,640 $  524,577       0.0%
    Nisshinbo Holdings, Inc.              85,424  1,203,835       0.1%
    Nissin Corp.                          11,500    298,093       0.0%
    Nissin Electric Co., Ltd.             33,200    332,867       0.0%
    Nissin Kogyo Co., Ltd.                30,800    540,437       0.0%
    Nissin Sugar Co., Ltd.                 9,400    183,887       0.0%
    Nissui Pharmaceutical Co., Ltd.       10,000    130,734       0.0%
    Nitori Holdings Co., Ltd.                800    134,908       0.0%
    Nitta Corp.                            9,200    349,760       0.0%
#   Nitta Gelatin, Inc.                    7,100     55,350       0.0%
    Nittan Valve Co., Ltd.                12,800     39,879       0.0%
    Nittetsu Mining Co., Ltd.              3,800    231,560       0.0%
    Nitto Boseki Co., Ltd.                20,200    436,290       0.0%
    Nitto Denko Corp.                      7,600    565,021       0.0%
    Nitto FC Co., Ltd.                     9,895     66,481       0.0%
    Nitto Kogyo Corp.                     20,800    357,061       0.0%
    Nitto Kohki Co., Ltd.                  5,200    136,671       0.0%
    Nitto Seiko Co., Ltd.                 19,500    139,758       0.0%
    Nittoc Construction Co., Ltd.         27,600    158,687       0.0%
    Nittoku Engineering Co., Ltd.          7,700    265,976       0.0%
    NJS Co., Ltd.                          5,300     78,435       0.0%
    Noda Corp.                            10,400    112,479       0.0%
    Noevir Holdings Co., Ltd.              1,600    115,059       0.0%
    NOF Corp.                             38,700  1,154,742       0.1%
    Nohmi Bosai, Ltd.                     12,400    266,697       0.0%
    Nojima Corp.                          18,600    459,200       0.0%
    NOK Corp.                             41,800    854,866       0.1%
#   Nomura Co., Ltd.                      15,100    303,360       0.0%
    Nomura Holdings, Inc.                210,200  1,210,658       0.1%
#   Nomura Holdings, Inc. Sponsored ADR   13,920     79,762       0.0%
    Nomura Real Estate Holdings, Inc.     47,600  1,177,929       0.1%
    Nomura Research Institute, Ltd.        5,082    261,747       0.0%
    Noritake Co., Ltd.                     8,000    341,341       0.0%
#   Noritsu Koki Co., Ltd.                11,500    287,275       0.0%
    Noritz Corp.                          22,300    406,319       0.0%
    North Pacific Bank, Ltd.             236,600    798,275       0.1%
    Nozawa Corp.                           4,600     52,151       0.0%
    NS Solutions Corp.                     9,800    283,724       0.0%
    NS United Kaiun Kaisha, Ltd.           7,400    153,601       0.0%
    NSD Co., Ltd.                         12,940    269,788       0.0%
    NSK, Ltd.                             43,100    576,750       0.0%
    NTN Corp.                            317,400  1,396,072       0.1%
    NTT Data Corp.                        21,000    226,317       0.0%
    NTT DOCOMO, Inc.                      49,672  1,283,227       0.1%
    NTT Urban Development Corp.            8,000     94,258       0.0%
    Nuflare Technology, Inc.               3,100    204,711       0.0%
#   OAK Capital Corp.                     40,800     94,560       0.0%
    Obara Group, Inc.                      6,600    389,972       0.0%
    Obayashi Corp.                        45,300    521,684       0.0%
    Obic Co., Ltd.                         2,700    226,155       0.0%
    Odelic Co., Ltd.                       3,200    130,058       0.0%
    Oenon Holdings, Inc.                  45,000    191,261       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
JAPAN -- (Continued)
    Ogaki Kyoritsu Bank, Ltd. (The)          26,700 $  673,065       0.0%
    Ohashi Technica, Inc.                     7,200    119,358       0.0%
    Ohmoto Gumi Co., Ltd.                       700     33,535       0.0%
    Ohsho Food Service Corp.                  4,700    235,878       0.0%
#   OIE Sangyo Co., Ltd.                      1,187     14,654       0.0%
    Oiles Corp.                              11,116    240,226       0.0%
*   Oisix.daichi, Inc.                        1,600     23,309       0.0%
    Oita Bank, Ltd. (The)                     8,200    300,891       0.0%
    Oji Holdings Corp.                      298,000  2,096,310       0.1%
    Okabe Co., Ltd.                          26,300    249,855       0.0%
    Okamoto Industries, Inc.                 28,000    280,168       0.0%
    Okamoto Machine Tool Works, Ltd.          3,700    122,006       0.0%
    Okamura Corp.                            35,000    472,557       0.0%
    Okasan Securities Group, Inc.           126,000    719,968       0.0%
    Oki Electric Industry Co., Ltd.          40,400    545,080       0.0%
    Okinawa Cellular Telephone Co.            6,400    238,226       0.0%
    Okinawa Electric Power Co., Inc. (The)    8,497    259,108       0.0%
    OKK Corp.                                 6,300     65,190       0.0%
    OKUMA Corp.                              14,000    799,690       0.1%
    Okumura Corp.                            15,700    649,962       0.0%
    Okura Industrial Co., Ltd.               31,000    172,720       0.0%
    Okuwa Co., Ltd.                          19,000    204,877       0.0%
    Olympic Group Corp.                       2,300     11,834       0.0%
    Olympus Corp.                             3,600    134,246       0.0%
    Omron Corp.                               9,700    523,503       0.0%
    ONO Sokki Co., Ltd.                       4,000     31,102       0.0%
    Onoken Co., Ltd.                         11,900    208,901       0.0%
    Onward Holdings Co., Ltd.                93,600    771,346       0.1%
    Ootoya Holdings Co., Ltd.                 2,200     44,379       0.0%
    Open House Co., Ltd.                      9,800    545,582       0.0%
#   OPT Holding, Inc.                         7,300    108,789       0.0%
#   Optex Group Co., Ltd.                    11,800    354,431       0.0%
    Oracle Corp.                              1,000     82,148       0.0%
    Organo Corp.                              6,800    212,420       0.0%
    Orient Corp.                             49,700     76,731       0.0%
    Origin Electric Co., Ltd.                 4,200     68,543       0.0%
    ORIX Corp.                              124,900  2,190,602       0.1%
    Osaka Organic Chemical Industry, Ltd.    12,000    156,402       0.0%
    Osaka Soda Co., Ltd.                      9,200    257,006       0.0%
    Osaka Steel Co., Ltd.                     9,900    213,521       0.0%
#   OSAKA Titanium Technologies Co., Ltd.    14,900    276,227       0.0%
    Osaki Electric Co., Ltd.                 32,000    231,919       0.0%
    OSG Corp.                                33,900    750,352       0.1%
    OSJB Holdings Corp.                      83,000    243,209       0.0%
    Otsuka Corp.                              6,200    287,292       0.0%
    Otsuka Holdings Co., Ltd.                 7,000    365,979       0.0%
    Otsuka Kagu, Ltd.                        11,900     68,795       0.0%
    OUG Holdings, Inc.                        1,500     36,762       0.0%
    Outsourcing, Inc.                        37,300    625,350       0.0%
    Oyo Corp.                                15,400    220,838       0.0%
    Pacific Industrial Co., Ltd.             34,400    487,929       0.0%
#*  Pacific Metals Co., Ltd.                 11,699    410,467       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Pack Corp. (The)                           8,300 $  314,306       0.0%
    PAL GROUP Holdings Co., Ltd.               9,300    254,763       0.0%
    PALTAC Corp.                              14,350    718,254       0.0%
#   Paltek Corp.                               7,400     44,634       0.0%
    Panasonic Corp.                           88,423  1,309,292       0.1%
    Panasonic Corp. Sponsored ADR             26,580    393,384       0.0%
    Paraca, Inc.                               3,600     80,263       0.0%
    Paramount Bed Holdings Co., Ltd.           7,100    353,261       0.0%
    Parco Co., Ltd.                           14,506    181,387       0.0%
    Paris Miki Holdings, Inc.                 15,600     74,313       0.0%
    Park24 Co., Ltd.                           6,800    192,625       0.0%
    Parker Corp.                               2,000     11,013       0.0%
*   Pasco Corp.                               13,000     38,379       0.0%
#   Pasona Group, Inc.                        11,100    184,288       0.0%
    PC Depot Corp.                            21,700    142,064       0.0%
#   Pegasus Sewing Machine Manufacturing
      Co., Ltd.                               14,400    100,850       0.0%
    Penta-Ocean Construction Co., Ltd.       151,700  1,195,521       0.1%
    PIA Corp.                                  2,600    157,300       0.0%
    Pigeon Corp.                               8,400    393,742       0.0%
    Pilot Corp.                               12,400    676,946       0.0%
    Piolax, Inc.                              15,600    436,987       0.0%
#*  Pioneer Corp.                            276,400    431,158       0.0%
    Plant Co., Ltd.                            1,500     18,606       0.0%
#   Plenus Co., Ltd.                          13,700    236,136       0.0%
    Pola Orbis Holdings, Inc.                  4,800    209,422       0.0%
    Poletowin Pitcrew Holdings, Inc.           7,600    130,133       0.0%
    Press Kogyo Co., Ltd.                     66,900    385,530       0.0%
    Pressance Corp.                           32,400    495,020       0.0%
    Prestige International, Inc.              22,800    261,916       0.0%
    Prima Meat Packers, Ltd.                  99,000    604,013       0.0%
    Pronexus, Inc.                             6,000     77,556       0.0%
#   Prospect Co., Ltd.                       318,000    155,648       0.0%
    Proto Corp.                                7,100    101,917       0.0%
    PS Mitsubishi Construction Co., Ltd.      23,600    155,566       0.0%
    Punch Industry Co., Ltd.                  15,000    161,682       0.0%
    Qol Co., Ltd.                             16,300    334,112       0.0%
    Quick Co., Ltd.                            5,300     86,977       0.0%
    Raito Kogyo Co., Ltd.                     34,800    378,147       0.0%
    Rakuten, Inc.                              7,600     54,010       0.0%
    Rasa Corp.                                 4,200     35,299       0.0%
    Rasa Industries, Ltd.                      6,400    130,911       0.0%
#   Raysum Co., Ltd.                          15,000    195,513       0.0%
    Relia, Inc.                               12,400    157,649       0.0%
    Relo Group, Inc.                          29,000    651,483       0.0%
    Renaissance, Inc.                          6,300    109,749       0.0%
    Renesas Easton Co., Ltd.                  10,000     62,935       0.0%
    Rengo Co., Ltd.                          143,100  1,230,163       0.1%
#*  Renown, Inc.                              44,300     66,518       0.0%
    Resona Holdings, Inc.                    161,300    916,519       0.1%
    Resorttrust, Inc.                         22,000    455,549       0.0%
#   Retail Partners Co., Ltd.                  5,300     78,655       0.0%
    Rheon Automatic Machinery Co., Ltd.       12,800    235,581       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
JAPAN -- (Continued)
    Rhythm Watch Co., Ltd.                   5,400 $  116,418       0.0%
    Riberesute Corp.                        10,100     92,479       0.0%
    Ricoh Co., Ltd.                        135,700  1,325,962       0.1%
    Ricoh Leasing Co., Ltd.                 11,200    373,532       0.0%
#   Ride On Express Holdings Co., Ltd.       4,500     42,963       0.0%
    Right On Co., Ltd.                      11,600    109,847       0.0%
    Riken Corp.                              6,700    385,360       0.0%
    Riken Keiki Co., Ltd.                    9,500    213,869       0.0%
    Riken Technos Corp.                     27,700    134,488       0.0%
    Riken Vitamin Co., Ltd.                  5,300    199,473       0.0%
    Ringer Hut Co., Ltd.                     9,500    230,834       0.0%
    Rinnai Corp.                             1,400    139,368       0.0%
    Rion Co., Ltd.                           7,200    164,190       0.0%
    Riso Kagaku Corp.                       12,900    257,938       0.0%
    Riso Kyoiku Co., Ltd.                   16,600    127,794       0.0%
#   Rock Field Co., Ltd.                     9,100    173,872       0.0%
    Rohm Co., Ltd.                           1,300    120,462       0.0%
    Rohto Pharmaceutical Co., Ltd.          20,800    605,434       0.0%
    Rokko Butter Co., Ltd.                  12,100    288,524       0.0%
    Roland DG Corp.                         10,200    236,848       0.0%
#   Rorze Corp.                              9,300    209,001       0.0%
    Round One Corp.                         53,500    773,809       0.1%
#   Royal Holdings Co., Ltd.                11,900    323,461       0.0%
#*  RVH, Inc.                               13,000     53,086       0.0%
    Ryobi, Ltd.                             19,200    490,531       0.0%
    Ryoden Corp.                            12,500    209,624       0.0%
    Ryohin Keikaku Co., Ltd.                 1,500    513,095       0.0%
    Ryosan Co., Ltd.                        11,300    420,501       0.0%
    Ryoyo Electro Corp.                     16,900    279,822       0.0%
    S Foods, Inc.                            7,200    302,511       0.0%
#   S&B Foods, Inc.                          1,300    128,089       0.0%
    Sac's Bar Holdings, Inc.                12,150    129,966       0.0%
    Saibu Gas Co., Ltd.                      7,200    194,598       0.0%
    Saizeriya Co., Ltd.                     13,600    314,166       0.0%
    Sakai Chemical Industry Co., Ltd.       12,200    318,648       0.0%
    Sakai Heavy Industries, Ltd.             3,400    144,111       0.0%
    Sakai Moving Service Co., Ltd.           5,000    270,202       0.0%
    Sakai Ovex Co., Ltd.                     4,500     98,396       0.0%
    Sakata INX Corp.                        26,600    406,459       0.0%
    Sakata Seed Corp.                          500     18,314       0.0%
    Sala Corp.                              44,000    273,881       0.0%
    SAMTY Co., Ltd.                         16,000    295,695       0.0%
    San Holdings, Inc.                       2,800     75,662       0.0%
*   San ju San Financial Group, Inc.        15,760    333,307       0.0%
    San-A Co., Ltd.                          8,900    474,601       0.0%
    San-Ai Oil Co., Ltd.                    44,300    697,420       0.0%
    San-In Godo Bank, Ltd. (The)           113,300  1,065,238       0.1%
#*  Sanden Holdings Corp.                   15,600    226,632       0.0%
    Sanei Architecture Planning Co., Ltd.    7,000    117,898       0.0%
    Sangetsu Corp.                          26,000    536,576       0.0%
*   Sanix, Inc.                             10,700     26,449       0.0%
    Sanken Electric Co., Ltd.              114,000    729,608       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
JAPAN -- (Continued)
    Sanki Engineering Co., Ltd.              31,600 $  351,771       0.0%
#   Sanko Gosei, Ltd.                        14,300     72,624       0.0%
    Sanko Metal Industrial Co., Ltd.          1,700     54,976       0.0%
    Sankyo Co., Ltd.                         17,900    627,523       0.0%
    Sankyo Frontier Co., Ltd.                 1,000     29,830       0.0%
    Sankyo Seiko Co., Ltd.                   25,800    117,164       0.0%
    Sankyo Tateyama, Inc.                    17,800    264,070       0.0%
    Sankyu, Inc.                             26,000  1,263,638       0.1%
    Sanoh Industrial Co., Ltd.               23,200    165,746       0.0%
    Sanoyas Holdings Corp.                   14,700     35,570       0.0%
    Sansei Technologies, Inc.                 9,500    122,396       0.0%
    Sansha Electric Manufacturing Co., Ltd.   5,500     71,506       0.0%
    Sanshin Electronics Co., Ltd.            19,600    398,260       0.0%
    Santen Pharmaceutical Co., Ltd.           8,500    142,752       0.0%
    Sanwa Holdings Corp.                     53,000    680,578       0.0%
    Sanyo Chemical Industries, Ltd.           9,400    443,574       0.0%
    Sanyo Denki Co., Ltd.                     6,800    586,813       0.0%
    Sanyo Electric Railway Co., Ltd.          4,400    112,426       0.0%
#   Sanyo Engineering & Construction, Inc.    4,000     28,953       0.0%
    Sanyo Housing Nagoya Co., Ltd.            8,000     87,577       0.0%
#   Sanyo Shokai, Ltd.                        8,237    190,819       0.0%
    Sanyo Special Steel Co., Ltd.            16,400    417,267       0.0%
    Sanyo Trading Co., Ltd.                   9,600    188,578       0.0%
    Sapporo Holdings, Ltd.                   46,100  1,319,034       0.1%
    Sata Construction Co., Ltd.              11,300     49,678       0.0%
    Sato Holdings Corp.                      11,900    333,858       0.0%
    Sato Shoji Corp.                          8,900    100,159       0.0%
    Satori Electric Co., Ltd.                13,000    131,425       0.0%
    Sawada Holdings Co., Ltd.                16,200    148,029       0.0%
    Sawai Pharmaceutical Co., Ltd.           27,300  1,179,786       0.1%
#   Saxa Holdings, Inc.                       4,800     93,322       0.0%
    SBI Holdings, Inc.                       76,450  1,927,709       0.1%
#   SBS Holdings, Inc.                       16,500    205,383       0.0%
#   Scala, Inc.                              13,400     99,547       0.0%
    SCREEN Holdings Co., Ltd.                 9,600    785,230       0.1%
    Scroll Corp.                             25,900    104,200       0.0%
    SCSK Corp.                                1,655     70,828       0.0%
    SEC Carbon, Ltd.                          1,300     78,447       0.0%
    Secom Co., Ltd.                           4,900    367,616       0.0%
    Secom Joshinetsu Co., Ltd.                1,200     40,407       0.0%
    Sega Sammy Holdings, Inc.                58,700    964,247       0.1%
    Seibu Electric Industry Co., Ltd.         2,600     68,091       0.0%
    Seibu Holdings, Inc.                      7,600    128,138       0.0%
#   Seika Corp.                               7,600    192,405       0.0%
    Seikagaku Corp.                           1,700     28,101       0.0%
    Seikitokyu Kogyo Co., Ltd.               26,000    167,145       0.0%
    Seiko Epson Corp.                        30,800    578,942       0.0%
    Seiko Holdings Corp.                     23,000    598,795       0.0%
#   Seiko PMC Corp.                           4,600     51,897       0.0%
    Seikoh Giken Co., Ltd.                      800     12,478       0.0%
    Seino Holdings Co., Ltd.                 77,200  1,446,014       0.1%
    Seiren Co., Ltd.                         26,200    505,114       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Sekisui Chemical Co., Ltd.                32,000 $  566,083       0.0%
    Sekisui House, Ltd.                       60,940  1,116,944       0.1%
    Sekisui Jushi Corp.                       16,900    367,981       0.0%
    Sekisui Plastics Co., Ltd.                18,900    253,875       0.0%
    Senko Group Holdings Co., Ltd.            77,700    597,108       0.0%
    Senshu Electric Co., Ltd.                  6,000    177,525       0.0%
    Senshu Ikeda Holdings, Inc.              190,740    752,197       0.1%
*   Senshukai Co., Ltd.                       24,700    129,419       0.0%
    Septeni Holdings Co., Ltd.                26,100     67,092       0.0%
#   Seria Co., Ltd.                           11,600    568,451       0.0%
    Seven & I Holdings Co., Ltd.              20,800    916,464       0.1%
#   Seven Bank, Ltd.                          77,600    260,539       0.0%
    SFP Holdings Co., Ltd.                     6,700    123,434       0.0%
#   Sharp Corp.                                4,300    125,625       0.0%
    Shibaura Electronics Co., Ltd.             5,300    252,574       0.0%
    Shibaura Mechatronics Corp.               27,000    107,804       0.0%
    Shibusawa Warehouse Co., Ltd. (The)        6,000    101,697       0.0%
    Shibuya Corp.                              7,000    238,691       0.0%
#   Shidax Corp.                               6,800     30,343       0.0%
#   Shiga Bank, Ltd. (The)                   168,108    851,581       0.1%
    Shikibo, Ltd.                              9,100    114,672       0.0%
    Shikoku Bank, Ltd. (The)                  26,200    382,533       0.0%
    Shikoku Chemicals Corp.                   24,600    348,178       0.0%
    Shikoku Electric Power Co., Inc.          21,700    276,678       0.0%
    Shima Seiki Manufacturing, Ltd.            5,800    367,670       0.0%
    Shimachu Co., Ltd.                        33,500  1,081,461       0.1%
    Shimadzu Corp.                            16,000    434,260       0.0%
    Shimamura Co., Ltd.                        4,400    512,042       0.0%
    Shimane Bank, Ltd. (The)                   2,600     31,750       0.0%
    Shimano, Inc.                                400     53,187       0.0%
    Shimizu Bank, Ltd. (The)                   6,200    174,369       0.0%
    Shimizu Corp.                             42,000    415,540       0.0%
    Shimojima Co., Ltd.                        2,900     31,468       0.0%
    Shin Nippon Air Technologies Co., Ltd.     9,600    142,109       0.0%
*   Shin Nippon Biomedical Laboratories,
      Ltd.                                    12,100     60,468       0.0%
    Shin-Etsu Chemical Co., Ltd.               9,900    993,462       0.1%
    Shin-Etsu Polymer Co., Ltd.               23,600    224,053       0.0%
    Shin-Keisei Electric Railway Co., Ltd.     1,000     20,524       0.0%
    Shinagawa Refractories Co., Ltd.           4,300    115,898       0.0%
    Shindengen Electric Manufacturing Co.,
      Ltd.                                     6,300    395,245       0.0%
#*  Shinkawa, Ltd.                            15,200    138,376       0.0%
    Shinko Electric Industries Co., Ltd.      56,500    439,558       0.0%
    Shinko Plantech Co., Ltd.                 33,600    315,416       0.0%
    Shinko Shoji Co., Ltd.                    18,100    314,614       0.0%
    Shinmaywa Industries, Ltd.                64,100    718,400       0.0%
    Shinnihon Corp.                           20,800    230,733       0.0%
    Shinoken Group Co., Ltd.                  10,900    331,406       0.0%
    Shinsei Bank, Ltd.                        35,400    551,163       0.0%
    Shinsho Corp.                              4,800    153,593       0.0%
#   Shinwa Co., Ltd.                           5,300    124,214       0.0%
    Ship Healthcare Holdings, Inc.            19,800    687,517       0.0%
#   Shizuki Electric Co., Inc.                12,600     87,304       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
JAPAN -- (Continued)
    Shizuoka Bank, Ltd. (The)                84,000 $  851,829       0.1%
    Shizuoka Gas Co., Ltd.                   45,400    410,774       0.0%
    Shobunsha Publications, Inc.             10,700     81,577       0.0%
#   Shoei Co., Ltd.                           5,800    215,050       0.0%
#   Shoei Foods Corp.                         8,500    335,334       0.0%
    Shofu, Inc.                               6,100     80,695       0.0%
*   Shoko Co., Ltd.                          44,000     44,830       0.0%
    Showa Aircraft Industry Co., Ltd.         2,822     33,694       0.0%
    Showa Corp.                              39,900    599,733       0.0%
    Showa Denko K.K.                         75,100  2,498,634       0.1%
    Showa Sangyo Co., Ltd.                   13,400    354,630       0.0%
    Showa Shell Sekiyu K.K.                  48,600    686,260       0.0%
    Sigma Koki Co., Ltd.                      3,400     72,489       0.0%
#   Siix Corp.                               18,800    377,792       0.0%
    Sinanen Holdings Co., Ltd.                6,400    164,610       0.0%
#   Sinfonia Technology Co., Ltd.            89,000    314,115       0.0%
    Sinko Industries, Ltd.                   11,100    179,893       0.0%
    Sintokogio, Ltd.                         34,000    362,242       0.0%
    SK-Electronics Co., Ltd.                  7,500    163,292       0.0%
    SKY Perfect JSAT Holdings, Inc.         113,700    518,133       0.0%
#   Skylark Co., Ltd.                        13,000    191,223       0.0%
    SMC Corp.                                   400    151,997       0.0%
#   SMK Corp.                                34,000    120,444       0.0%
    SMS Co., Ltd.                            15,300    579,274       0.0%
    SNT Corp.                                16,400     73,392       0.0%
    Sodick Co., Ltd.                         31,600    388,930       0.0%
    Soft99 Corp.                              6,500     74,798       0.0%
    SoftBank Group Corp.                      1,200     91,690       0.0%
    Softbank Technology Corp.                 4,600     72,168       0.0%
#   Softbrain Co., Ltd.                      10,100     40,677       0.0%
#   Software Service, Inc.                    1,300     90,933       0.0%
    Sogo Medical Co., Ltd.                   13,400    312,737       0.0%
    Sohgo Security Services Co., Ltd.         8,000    394,990       0.0%
    Sojitz Corp.                            476,500  1,568,522       0.1%
    Soken Chemical & Engineering Co., Ltd.    6,500    141,682       0.0%
    Sompo Holdings, Inc.                     27,850  1,166,082       0.1%
    Sony Corp.                               26,100  1,219,029       0.1%
    Sony Corp. Sponsored ADR                 57,811  2,649,478       0.1%
    Sony Financial Holdings, Inc.             8,700    158,722       0.0%
    Sotetsu Holdings, Inc.                    6,000    171,891       0.0%
#   Sotoh Co., Ltd.                           4,900     45,523       0.0%
#   Sourcenext Corp.                         16,200    114,761       0.0%
    Space Co., Ltd.                           9,300    127,245       0.0%
#   Sparx Group Co., Ltd.                    46,900    126,762       0.0%
    SPK Corp.                                 2,182     56,518       0.0%
    Square Enix Holdings Co., Ltd.            7,700    319,148       0.0%
    SRA Holdings                              7,400    213,325       0.0%
#   Srg Takamiya Co., Ltd.                   15,500     95,610       0.0%
    ST Corp.                                  4,500    100,245       0.0%
    St Marc Holdings Co., Ltd.               12,900    365,240       0.0%
    Stanley Electric Co., Ltd.               12,600    455,355       0.0%
    Star Mica Co., Ltd.                       2,800     60,495       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Star Micronics Co., Ltd.                   9,900 $  177,128       0.0%
    Start Today Co., Ltd.                     14,100    407,123       0.0%
    Starts Corp., Inc.                        16,300    450,028       0.0%
    Starzen Co., Ltd.                          5,000    251,684       0.0%
#   Stella Chemifa Corp.                       8,600    286,356       0.0%
    Step Co., Ltd.                             4,500     70,862       0.0%
#   Strike Co., Ltd.                           1,200     74,313       0.0%
    Studio Alice Co., Ltd.                     7,800    175,021       0.0%
    Subaru Corp.                               5,800    194,685       0.0%
    Subaru Enterprise Co., Ltd.                1,200     77,011       0.0%
    Sugi Holdings Co., Ltd.                    2,200    128,082       0.0%
    Sugimoto & Co., Ltd.                       6,800    128,801       0.0%
    Sumco Corp.                               55,900  1,365,331       0.1%
    Sumida Corp.                              24,200    331,961       0.0%
#   Suminoe Textile Co., Ltd.                  4,300    112,473       0.0%
#   Sumiseki Holdings, Inc.                   38,800     58,911       0.0%
    Sumitomo Bakelite Co., Ltd.              113,000  1,019,232       0.1%
    Sumitomo Chemical Co., Ltd.              458,000  2,620,516       0.1%
#   Sumitomo Corp.                            77,400  1,389,372       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.       10,000    181,868       0.0%
    Sumitomo Densetsu Co., Ltd.               12,900    273,732       0.0%
    Sumitomo Electric Industries, Ltd.       126,600  1,938,127       0.1%
    Sumitomo Forestry Co., Ltd.               52,900    876,565       0.1%
    Sumitomo Heavy Industries, Ltd.           42,700  1,631,580       0.1%
    Sumitomo Metal Mining Co., Ltd.            6,700    285,824       0.0%
    Sumitomo Mitsui Construction Co., Ltd.   156,960    961,470       0.1%
    Sumitomo Mitsui Financial Group, Inc.     88,341  3,681,898       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.      23,800  1,009,288       0.1%
    Sumitomo Osaka Cement Co., Ltd.          299,000  1,368,832       0.1%
    Sumitomo Precision Products Co., Ltd.     20,000     69,875       0.0%
    Sumitomo Realty & Development Co., Ltd.    6,000    238,339       0.0%
    Sumitomo Riko Co., Ltd.                   27,400    286,422       0.0%
    Sumitomo Rubber Industries, Ltd.          82,053  1,465,273       0.1%
    Sumitomo Seika Chemicals Co., Ltd.         8,600    411,688       0.0%
    Sumitomo Warehouse Co., Ltd. (The)        94,000    643,104       0.0%
    Sun A Kaken Co., Ltd.                      2,300     16,174       0.0%
#   Sun Corp.                                 15,300    103,961       0.0%
    Sun Frontier Fudousan Co., Ltd.           27,500    331,806       0.0%
    Sun-Wa Technos Corp.                       6,200     91,978       0.0%
    Suncall Corp.                             12,300     82,431       0.0%
    Sundrug Co., Ltd.                          3,200    164,618       0.0%
    Suntory Beverage & Food, Ltd.              1,200     59,052       0.0%
    Suruga Bank, Ltd.                         14,400    195,069       0.0%
    Suzuden Corp.                              1,400     20,811       0.0%
    Suzuken Co., Ltd.                         18,560    798,051       0.1%
    Suzuki Co., Ltd.                           7,300     73,211       0.0%
    Suzuki Motor Corp.                        13,800    741,720       0.1%
    SWCC Showa Holdings Co., Ltd.             19,500    167,931       0.0%
    Systena Corp.                              7,500    284,518       0.0%
    T Hasegawa Co., Ltd.                      18,000    386,918       0.0%
    T RAD Co., Ltd.                            5,900    211,257       0.0%
    T&D Holdings, Inc.                        57,700    979,976       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    T&K Toka Co., Ltd.                        15,600 $  191,043       0.0%
    T-Gaia Corp.                               8,700    243,117       0.0%
    Tachi-S Co., Ltd.                         23,900    433,150       0.0%
    Tachibana Eletech Co., Ltd.               12,020    229,273       0.0%
    Tachikawa Corp.                            8,200    114,338       0.0%
    Tadano, Ltd.                              56,300    866,403       0.1%
    Taihei Dengyo Kaisha, Ltd.                11,500    296,985       0.0%
    Taiheiyo Cement Corp.                     49,568  1,871,667       0.1%
    Taiheiyo Kouhatsu, Inc.                    6,300     59,923       0.0%
    Taiho Kogyo Co., Ltd.                     13,600    183,588       0.0%
    Taikisha, Ltd.                            10,600    369,654       0.0%
    Taiko Bank, Ltd. (The)                     5,600    122,430       0.0%
    Taisei Corp.                               9,000    485,513       0.0%
    Taisei Lamick Co., Ltd.                    4,500    129,995       0.0%
    Taisho Pharmaceutical Holdings Co., Ltd.     800     76,521       0.0%
    Taiyo Holdings Co., Ltd.                   4,500    191,226       0.0%
    Taiyo Nippon Sanso Corp.                  25,000    370,643       0.0%
#   Taiyo Yuden Co., Ltd.                     78,900  1,399,249       0.1%
    Takachiho Koheki Co., Ltd.                 5,500     58,124       0.0%
    Takamatsu Construction Group Co., Ltd.     6,200    167,301       0.0%
    Takano Co., Ltd.                           4,800     41,947       0.0%
    Takaoka Toko Co., Ltd.                     8,664    147,596       0.0%
    Takara Holdings, Inc.                     39,600    477,700       0.0%
    Takara Leben Co., Ltd.                    80,400    340,634       0.0%
    Takara Printing Co., Ltd.                  3,800     70,333       0.0%
    Takara Standard Co., Ltd.                 29,400    499,613       0.0%
    Takasago International Corp.              10,100    314,617       0.0%
    Takasago Thermal Engineering Co., Ltd.    25,700    487,233       0.0%
    Takashima & Co., Ltd.                      2,600     52,047       0.0%
    Takashimaya Co., Ltd.                    120,000  1,030,493       0.1%
    Take And Give Needs Co., Ltd.              9,470     99,201       0.0%
    TAKEBISHI Corp.                            4,900     76,566       0.0%
    Takeda Pharmaceutical Co., Ltd.           10,200    429,522       0.0%
    Takeei Corp.                              17,000    207,458       0.0%
    Takeuchi Manufacturing Co., Ltd.          24,300    554,991       0.0%
    Taki Chemical Co., Ltd.                    1,100     45,919       0.0%
    Takihyo Co., Ltd.                          3,400     73,427       0.0%
#   Takisawa Machine Tool Co., Ltd.            5,000     88,168       0.0%
    Takuma Co., Ltd.                          46,000    504,010       0.0%
    Tama Home Co., Ltd.                       14,600    150,399       0.0%
    Tamron Co., Ltd.                           9,400    190,785       0.0%
    Tamura Corp.                              49,100    372,965       0.0%
    Tanabe Engineering Corp.                   3,100     28,192       0.0%
    Tanseisha Co., Ltd.                       13,650    161,738       0.0%
    Tatsuta Electric Wire and Cable Co.,
      Ltd.                                    31,000    191,396       0.0%
    Tayca Corp.                               11,500    302,623       0.0%
#   Tazmo Co., Ltd.                            3,400     48,132       0.0%
    TBK Co., Ltd.                             14,600     73,398       0.0%
    TDC Soft, Inc.                             3,300     39,262       0.0%
    TDK Corp.                                 22,000  1,896,154       0.1%
#*  Teac Corp.                                23,000      9,270       0.0%
    TechMatrix Corp.                           7,600    116,354       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Techno Medica Co., Ltd.                    1,800 $   34,354       0.0%
    Techno Ryowa, Ltd.                         7,000     54,921       0.0%
    TechnoPro Holdings, Inc.                  16,700    971,644       0.1%
    Tecnos Japan, Inc.                         7,800     68,477       0.0%
    Teijin, Ltd.                              68,200  1,282,218       0.1%
    Teikoku Electric Manufacturing Co., Ltd.   5,200     77,408       0.0%
#   Teikoku Sen-I Co., Ltd.                   11,600    241,673       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.            5,200     62,175       0.0%
    Tekken Corp.                               8,000    239,840       0.0%
    Tenma Corp.                               11,900    227,002       0.0%
    Tenox Corp.                                2,700     24,310       0.0%
#   Tenpos Holdings Co., Ltd.                  2,200     49,008       0.0%
    Teraoka Seisakusho Co., Ltd.               8,000     51,482       0.0%
    THK Co., Ltd.                             24,400    850,417       0.1%
    Tigers Polymer Corp.                       8,200     62,437       0.0%
    TIS, Inc.                                 37,000  1,467,762       0.1%
    TKC Corp.                                  9,700    387,362       0.0%
    Toa Corp.(6894434)                        16,300    192,519       0.0%
#   Toa Corp.(6894508)                        12,300    313,597       0.0%
    Toa Oil Co., Ltd.                         44,000     81,216       0.0%
    TOA ROAD Corp.                             3,100    110,691       0.0%
#   Toabo Corp.                                3,800     20,431       0.0%
    Toagosei Co., Ltd.                        84,400    996,024       0.1%
    Tobishima Corp.                          151,500    242,935       0.0%
    Tobu Store Co., Ltd.                       1,900     52,666       0.0%
    TOC Co., Ltd.                             27,600    244,392       0.0%
    Tocalo Co., Ltd.                          42,300    524,886       0.0%
    Tochigi Bank, Ltd. (The)                  51,000    193,250       0.0%
    Toda Corp.                               165,000  1,360,537       0.1%
#   Toda Kogyo Corp.                           3,100    107,599       0.0%
#   Toei Animation Co., Ltd.                   4,500    128,847       0.0%
    Toei Co., Ltd.                             4,900    550,410       0.0%
    Toell Co., Ltd.                            1,700     16,446       0.0%
    Toenec Corp.                               6,300    196,803       0.0%
#   Togami Electric Manufacturing Co., Ltd.    2,000     41,198       0.0%
    Toho Bank, Ltd. (The)                    151,700    588,467       0.0%
    Toho Co., Ltd.(6895200)                    4,900    163,446       0.0%
    Toho Co., Ltd.(6895211)                    5,000    119,536       0.0%
    Toho Gas Co., Ltd.                         4,600    139,861       0.0%
#   Toho Holdings Co., Ltd.                   40,000    976,193       0.1%
    Toho Titanium Co., Ltd.                   25,000    309,229       0.0%
#   Toho Zinc Co., Ltd.                       12,100    556,722       0.0%
    Tohoku Bank, Ltd. (The)                    7,400     98,201       0.0%
    Tohoku Steel Co., Ltd.                     1,900     35,160       0.0%
    Tohokushinsha Film Corp.                   1,800     12,702       0.0%
    Tohto Suisan Co., Ltd.                     1,600     28,450       0.0%
    Tokai Carbon Co., Ltd.                    87,100  1,090,005       0.1%
    Tokai Corp.                               13,100    295,043       0.0%
    TOKAI Holdings Corp.                      56,600    573,350       0.0%
    Tokai Lease Co., Ltd.                        500      9,768       0.0%
    Tokai Rika Co., Ltd.                      41,300    825,053       0.1%
    Tokai Tokyo Financial Holdings, Inc.     120,000    869,204       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
#   Token Corp.                                4,020 $  382,826       0.0%
    Tokio Marine Holdings, Inc.               28,116  1,326,998       0.1%
    Tokushu Tokai Paper Co., Ltd.              7,100    277,623       0.0%
    Tokuyama Corp.                            35,600  1,060,359       0.1%
    Tokyo Broadcasting System Holdings, Inc.   8,500    188,937       0.0%
    Tokyo Century Corp.                       13,000    809,304       0.1%
    Tokyo Dome Corp.                          68,200    663,094       0.0%
#   Tokyo Electron Device, Ltd.                5,000     96,014       0.0%
    Tokyo Energy & Systems, Inc.              17,000    200,576       0.0%
    Tokyo Individualized Educational
      Institute, Inc.                          8,200     89,978       0.0%
#   Tokyo Keiki, Inc.                          8,400     90,884       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                17,300    607,808       0.0%
    Tokyo Printing Ink Manufacturing Co.,
      Ltd.                                     1,100     38,501       0.0%
    Tokyo Radiator Manufacturing Co., Ltd.     4,000     37,827       0.0%
    Tokyo Rakutenchi Co., Ltd.                 1,300     65,195       0.0%
    Tokyo Rope Manufacturing Co., Ltd.         9,700    208,465       0.0%
    Tokyo Sangyo Co., Ltd.                    14,200     72,411       0.0%
    Tokyo Seimitsu Co., Ltd.                  15,600    592,510       0.0%
    Tokyo Steel Manufacturing Co., Ltd.       50,700    423,088       0.0%
    Tokyo Tatemono Co., Ltd.                  59,500    906,135       0.1%
    Tokyo Tekko Co., Ltd.                      4,800     75,016       0.0%
    Tokyo Theatres Co., Inc.                   5,100     68,054       0.0%
    Tokyo TY Financial Group, Inc.            20,687    546,010       0.0%
    Tokyotokeiba Co., Ltd.                     7,500    287,436       0.0%
    Tokyu Construction Co., Ltd.              64,030    683,820       0.0%
    Tokyu Fudosan Holdings Corp.             255,982  2,014,449       0.1%
    Tokyu Recreation Co., Ltd.                 9,853     89,349       0.0%
    Toli Corp.                                35,000    124,539       0.0%
    Tomato Bank, Ltd.                          6,200     86,465       0.0%
    Tomen Devices Corp.                        1,600     41,390       0.0%
    Tomoe Corp.                               20,300    111,767       0.0%
#   Tomoe Engineering Co., Ltd.                6,200    120,567       0.0%
    Tomoegawa Co., Ltd.                       17,000     46,247       0.0%
    Tomoku Co., Ltd.                           8,000    148,026       0.0%
    TOMONY Holdings, Inc.                    113,900    508,230       0.0%
    Tomy Co., Ltd.                            64,000    626,591       0.0%
    Tonami Holdings Co., Ltd.                  4,000    251,500       0.0%
    Topcon Corp.                              48,500    962,625       0.1%
    Toppan Forms Co., Ltd.                    39,000    435,637       0.0%
    Toppan Printing Co., Ltd.                 86,000    719,147       0.0%
    Topre Corp.                               23,600    740,676       0.1%
    Topy Industries, Ltd.                     12,400    367,269       0.0%
    Toray Industries, Inc.                    53,000    494,732       0.0%
    Torex Semiconductor, Ltd.                  4,600     60,653       0.0%
    Toridoll Holdings Corp.                   11,300    378,351       0.0%
    Torigoe Co., Ltd. (The)                    9,800     87,800       0.0%
    Torii Pharmaceutical Co., Ltd.            11,300    307,805       0.0%
    Torishima Pump Manufacturing Co., Ltd.    14,500    135,839       0.0%
    Tosei Corp.                               26,900    329,741       0.0%
*   Toshiba Corp.                             52,000    139,364       0.0%
    Toshiba Machine Co., Ltd.                 63,000    417,311       0.0%
    Toshiba Plant Systems & Services Corp.    20,500    427,812       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Toshiba TEC Corp.                         83,000 $  475,021       0.0%
    Tosho Co., Ltd.                            7,100    261,031       0.0%
#   Tosho Printing Co., Ltd.                  15,000    133,605       0.0%
    Tosoh Corp.                               90,500  1,600,794       0.1%
    Totetsu Kogyo Co., Ltd.                   15,970    477,011       0.0%
    TOTO, Ltd.                                 7,499    425,038       0.0%
    Tottori Bank, Ltd. (The)                   5,400     85,704       0.0%
    Toukei Computer Co., Ltd.                  2,100     59,822       0.0%
    Tow Co., Ltd.                             11,700    101,314       0.0%
    Towa Bank, Ltd. (The)                     28,000    373,571       0.0%
    Towa Corp.                                18,000    221,088       0.0%
    Towa Pharmaceutical Co., Ltd.              6,000    381,777       0.0%
    Toyo Construction Co., Ltd.               63,500    303,680       0.0%
#   Toyo Corp.                                17,700    158,172       0.0%
#   Toyo Denki Seizo K.K.                      4,800     80,735       0.0%
#*  Toyo Engineering Corp.                    24,599    255,922       0.0%
    Toyo Ink SC Holdings Co., Ltd.           143,000    883,772       0.1%
    Toyo Kanetsu K.K.                          6,100    186,098       0.0%
    Toyo Kohan Co., Ltd.                      34,800    228,154       0.0%
    Toyo Machinery & Metal Co., Ltd.          12,000     87,430       0.0%
    Toyo Securities Co., Ltd.                 44,000    115,471       0.0%
    Toyo Seikan Group Holdings, Ltd.          63,100    992,761       0.1%
    Toyo Sugar Refining Co., Ltd.                800      9,169       0.0%
    Toyo Suisan Kaisha, Ltd.                   4,400    173,243       0.0%
    Toyo Tanso Co., Ltd.                       8,500    249,961       0.0%
    Toyo Tire & Rubber Co., Ltd.              80,400  1,368,585       0.1%
    Toyo Wharf & Warehouse Co., Ltd.           3,700     58,169       0.0%
    Toyobo Co., Ltd.                          66,300  1,291,487       0.1%
    Toyoda Gosei Co., Ltd.                    36,100    911,488       0.1%
    Toyota Boshoku Corp.                      17,000    356,881       0.0%
    Toyota Industries Corp.                    7,600    448,179       0.0%
    Toyota Motor Corp.                        73,263  4,804,027       0.2%
#   Toyota Motor Corp. Sponsored ADR          36,827  4,823,600       0.2%
    Toyota Tsusho Corp.                       37,700  1,351,789       0.1%
    TPR Co., Ltd.                             18,100    548,327       0.0%
    Trancom Co., Ltd.                          5,500    416,450       0.0%
    Transcosmos, Inc.                          8,500    234,584       0.0%
    Trend Micro, Inc.                          4,200    251,113       0.0%
    Trusco Nakayama Corp.                     24,100    632,710       0.0%
    Trust Tech, Inc.                           4,500    143,472       0.0%
    TS Tech Co., Ltd.                         34,400  1,391,809       0.1%
    TSI Holdings Co., Ltd.                    51,305    409,652       0.0%
    Tsubakimoto Chain Co.                     96,000    831,873       0.1%
    Tsubakimoto Kogyo Co., Ltd.                2,900     90,806       0.0%
#*  Tsudakoma Corp.                           40,000     87,770       0.0%
    Tsugami Corp.                             35,000    421,321       0.0%
    Tsukada Global Holdings, Inc.              9,800     57,827       0.0%
    Tsukamoto Corp. Co., Ltd.                    300      3,489       0.0%
    Tsukishima Kikai Co., Ltd.                15,500    217,876       0.0%
    Tsukuba Bank, Ltd.                        66,900    231,933       0.0%
    Tsukui Corp.                              30,400    239,963       0.0%
    Tsumura & Co.                              8,000    290,194       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES  VALUE++   OF NET ASSETS**
                                           ------ ---------- ---------------
JAPAN -- (Continued)
    Tsuruha Holdings, Inc.                  2,200 $  315,788       0.0%
    Tsurumi Manufacturing Co., Ltd.        12,300    238,969       0.0%
    Tsutsumi Jewelry Co., Ltd.              4,900     92,031       0.0%
    TV Asahi Holdings Corp.                16,800    393,987       0.0%
    Tv Tokyo Holdings Corp.                10,400    284,149       0.0%
#   TYK Corp.                              20,800     81,512       0.0%
#*  U-Shin, Ltd.                           13,200     87,696       0.0%
#   UACJ Corp.                             23,907    623,028       0.0%
    Ube Industries, Ltd.                   65,120  1,983,827       0.1%
    Uchida Yoko Co., Ltd.                   6,200    172,852       0.0%
    Uchiyama Holdings Co., Ltd.             2,300     13,677       0.0%
    Ueki Corp.                              1,800     43,413       0.0%
#   UKC Holdings Corp.                     11,100    233,873       0.0%
    Ulvac, Inc.                            23,400  1,251,763       0.1%
    Umenohana Co., Ltd.                     1,100     29,141       0.0%
#*  Uniden Holdings Corp.                  54,000    134,631       0.0%
    UNIMAT Retirement Community Co., Ltd.   1,800     26,136       0.0%
    Union Tool Co.                          4,700    164,399       0.0%
    Unipres Corp.                          31,400    739,336       0.1%
    United Arrows, Ltd.                    10,300    378,304       0.0%
    United Super Markets Holdings, Inc.    40,400    531,237       0.0%
*   Unitika, Ltd.                          29,300    192,638       0.0%
#   Universal Entertainment Corp.             600     28,502       0.0%
#   Unizo Holdings Co., Ltd.               16,900    402,419       0.0%
    Uoriki Co., Ltd.                        2,700     34,644       0.0%
    Urbanet Corp. Co., Ltd.                16,300     55,925       0.0%
    Ushio, Inc.                            88,100  1,241,895       0.1%
    USS Co., Ltd.                          10,200    214,203       0.0%
*   UT Group Co., Ltd.                     11,700    321,562       0.0%
    Utoc Corp.                              7,500     32,244       0.0%
    V Technology Co., Ltd.                  2,300    598,088       0.0%
    Valor Holdings Co., Ltd.               24,300    677,995       0.0%
    Vector, Inc.                           14,400    277,771       0.0%
*   VIA Holdings, Inc.                      9,200     58,028       0.0%
    Village Vanguard Co., Ltd.              2,700     24,853       0.0%
*   Visionary Holdings Co., Ltd.           74,600     61,679       0.0%
    Vital KSK Holdings, Inc.               27,600    270,502       0.0%
#   Vitec Holdings Co., Ltd.                6,000    140,896       0.0%
    Voyage Group, Inc.                      8,100     86,626       0.0%
#   VT Holdings Co., Ltd.                  77,300    351,681       0.0%
    Wacoal Holdings Corp.                  46,000  1,392,687       0.1%
    Wacom Co., Ltd.                        24,800    125,296       0.0%
    Wakachiku Construction Co., Ltd.        9,500    150,272       0.0%
    Wakita & Co., Ltd.                     28,500    301,130       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.    10,300    261,502       0.0%
    Watahan & Co., Ltd.                     3,700    130,604       0.0%
    WATAMI Co., Ltd.                        9,300    126,165       0.0%
#   Watts Co., Ltd.                         4,600     48,482       0.0%
    WDB Holdings Co., Ltd.                  4,000    126,318       0.0%
    Weathernews, Inc.                       2,800     88,404       0.0%
    Welcia Holdings Co., Ltd.               7,600    390,302       0.0%
    West Holdings Corp.                    15,900    116,575       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
JAPAN -- (Continued)
    WIN-Partners Co., Ltd.                   6,800 $   91,071       0.0%
    Wood One Co., Ltd.                       5,300     71,420       0.0%
    World Holdings Co., Ltd.                 3,800    137,521       0.0%
    Wowow, Inc.                              5,600    175,920       0.0%
    Xebio Holdings Co., Ltd.                21,000    395,636       0.0%
#   YAC Holdings Co., Ltd.                   6,500     62,254       0.0%
    Yachiyo Industry Co., Ltd.               4,700     56,920       0.0%
    Yahagi Construction Co., Ltd.           18,600    141,611       0.0%
    Yaizu Suisankagaku Industry Co., Ltd.    5,700     65,728       0.0%
    Yakult Honsha Co., Ltd.                  1,700    121,111       0.0%
    Yakuodo Co., Ltd.                        5,200    180,021       0.0%
    YAMABIKO Corp.                          22,700    324,240       0.0%
#   Yamada Denki Co., Ltd.                  65,008    340,023       0.0%
    Yamagata Bank, Ltd. (The)               21,799    480,873       0.0%
    Yamaguchi Financial Group, Inc.         75,000    936,865       0.1%
    Yamaha Corp.                             4,500    217,138       0.0%
    Yamaha Motor Co., Ltd.                  18,400    588,329       0.0%
#   Yamaichi Electronics Co., Ltd.          15,000    268,633       0.0%
    Yamanashi Chuo Bank, Ltd. (The)        114,000    503,659       0.0%
    Yamatane Corp.                           6,800    121,294       0.0%
    Yamato Corp.                            10,100     68,610       0.0%
    Yamato Holdings Co., Ltd.                4,900    125,981       0.0%
    Yamato International, Inc.              10,900     60,526       0.0%
    Yamato Kogyo Co., Ltd.                  32,300    952,161       0.1%
    Yamaya Corp.                             2,600     87,918       0.0%
    Yamazaki Baking Co., Ltd.               27,600    604,366       0.0%
    Yamazen Corp.                           30,200    305,239       0.0%
    Yaoko Co., Ltd.                          8,900    493,599       0.0%
    Yashima Denki Co., Ltd.                 11,200     95,249       0.0%
#   Yaskawa Electric Corp.                  31,800  1,291,001       0.1%
    Yasuda Logistics Corp.                  15,400    140,211       0.0%
#   Yasunaga Corp.                           6,200    132,734       0.0%
    Yellow Hat, Ltd.                        10,300    305,497       0.0%
    Yodogawa Steel Works, Ltd.              17,000    485,099       0.0%
    Yokogawa Bridge Holdings Corp.          23,700    516,105       0.0%
    Yokogawa Electric Corp.                 26,400    581,320       0.0%
    Yokohama Reito Co., Ltd.                32,200    326,339       0.0%
    Yokohama Rubber Co., Ltd. (The)         61,199  1,440,997       0.1%
    Yokowo Co., Ltd.                         9,800    205,929       0.0%
#   Yomeishu Seizo Co., Ltd.                 6,100    137,014       0.0%
    Yomiuri Land Co., Ltd.                   3,000    130,421       0.0%
    Yondenko Corp.                           2,400     58,421       0.0%
    Yondoshi Holdings, Inc.                 11,800    290,619       0.0%
    Yorozu Corp.                            15,500    266,892       0.0%
    Yoshinoya Holdings Co., Ltd.             9,700    180,074       0.0%
#   Yotai Refractories Co., Ltd.            12,200     84,765       0.0%
#   Yuasa Funashoku Co., Ltd.                1,500     51,157       0.0%
    Yuasa Trading Co., Ltd.                  9,800    313,238       0.0%
    Yuken Kogyo Co., Ltd.                    2,300     63,329       0.0%
#   Yume No Machi Souzou Iinkai Co., Ltd.   11,800    204,290       0.0%
    Yumeshin Holdings Co., Ltd.             22,900    246,873       0.0%
    Yurtec Corp.                            30,000    262,251       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES    VALUE++    OF NET ASSETS**
                                         ------- ------------ ---------------
JAPAN -- (Continued)
    Yushiro Chemical Industry Co., Ltd.    7,600 $    125,853       0.0%
    Yutaka Giken Co., Ltd.                 1,200       31,816       0.0%
    Zaoh Co., Ltd.                         3,100       48,249       0.0%
#*  Zappallas, Inc.                        5,000       17,749       0.0%
    Zenitaka Corp. (The)                   2,200      109,342       0.0%
    Zenkoku Hosho Co., Ltd.                5,800      239,351       0.0%
    Zenrin Co., Ltd.                      17,400      350,096       0.0%
    Zensho Holdings Co., Ltd.             31,700      737,785       0.1%
    Zeon Corp.                           103,000    1,330,172       0.1%
    ZERIA Pharmaceutical Co., Ltd.           800       16,409       0.0%
*   ZIGExN Co., Ltd.                      31,300      249,979       0.0%
#   Zojirushi Corp.                       29,600      396,555       0.0%
    Zuiko Corp.                            3,200      110,237       0.0%
    Zuken, Inc.                           12,000      166,216       0.0%
                                                 ------------      ----
TOTAL JAPAN                                       687,509,070      25.5%
                                                 ------------      ----
NETHERLANDS -- (2.4%)
    Aalberts Industries NV                63,519    3,127,478       0.1%
    ABN AMRO Group NV                     29,953      928,879       0.0%
    Accell Group                          16,914      395,429       0.0%
#   Aegon NV(007924103)                    8,969       65,113       0.0%
    Aegon NV(5927375)                    347,849    2,549,310       0.1%
    AFC Ajax NV                               70          922       0.0%
    Akzo Nobel NV                         22,016    1,993,731       0.1%
#*  Altice NV Class A                      2,923       27,976       0.0%
    AMG Advanced Metallurgical Group NV   25,773    1,204,269       0.1%
    Amsterdam Commodities NV              14,207      379,275       0.0%
    APERAM SA                             37,715    1,837,642       0.1%
#   Arcadis NV                            40,672      799,825       0.0%
*   ArcelorMittal(BYPBS67)                25,558      866,265       0.0%
#*  ArcelorMittal(BD4H9V1)                99,497    3,366,965       0.1%
#   ASM International NV                  33,844    2,031,977       0.1%
#   ASML Holding NV                        8,114    1,529,021       0.1%
    BE Semiconductor Industries NV        25,635    1,771,716       0.1%
#   Beter Bed Holding NV                  11,513      115,658       0.0%
#   BinckBank NV                          47,020      273,625       0.0%
#   Boskalis Westminster                  73,491    2,177,116       0.1%
    Brunel International NV               12,816      230,054       0.0%
    Coca-Cola European Partners P.L.C.     8,286      327,057       0.0%
    Corbion NV                            52,824    1,691,184       0.1%
#   Flow Traders                          16,253      630,096       0.0%
    ForFarmers NV                         18,823      264,062       0.0%
#*  Fugro NV                              57,948      916,401       0.0%
    Gemalto NV                            23,503    1,415,410       0.1%
*   Heijmans NV                           20,193      239,829       0.0%
    Heineken NV                            6,899      726,295       0.0%
    Hunter Douglas NV                      2,925      223,113       0.0%
    IMCD NV                               11,648      716,738       0.0%
    ING Groep NV                         201,957    3,403,079       0.1%
    ING Groep NV Sponsored ADR            45,326      761,024       0.0%
    KAS Bank NV                           13,273      159,957       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
NETHERLANDS -- (Continued)
    Kendrion NV                             11,613 $   468,704       0.0%
    Koninklijke Ahold Delhaize NV          219,005   5,283,381       0.2%
#   Koninklijke Ahold Delhaize NV
      Sponsored ADR                         31,776     762,618       0.0%
#   Koninklijke BAM Groep NV               181,230     863,182       0.0%
    Koninklijke DSM NV                      23,722   2,451,734       0.1%
    Koninklijke KPN NV                     354,163   1,102,238       0.1%
    Koninklijke Philips NV(5986622)         25,715   1,088,418       0.1%
    Koninklijke Philips NV(2614313)         45,594   1,924,979       0.1%
#   Koninklijke Vopak NV                    50,416   2,486,273       0.1%
#   Nederland Apparatenfabriek               2,714     165,067       0.0%
    NN Group NV                             59,230   2,838,580       0.1%
#*  OCI NV                                   4,758     112,915       0.0%
    Ordina NV                               92,413     208,752       0.0%
#   PostNL NV                              242,277     940,508       0.0%
    Randstad NV                             28,467   1,832,230       0.1%
#   RELX NV                                  1,141      24,277       0.0%
#   RELX NV Sponsored ADR                    8,411     178,902       0.0%
    SBM Offshore NV                         79,304   1,330,659       0.1%
    Sligro Food Group NV                    17,157     888,691       0.0%
    TKH Group NV                            26,815   1,695,075       0.1%
*   TomTom NV                               87,804     866,405       0.0%
    Unilever NV                              3,532     202,485       0.0%
    Van Lanschot Kempen NV                   9,158     282,892       0.0%
#   Wessanen                                47,325     954,820       0.0%
    Wolters Kluwer NV                       51,007   2,759,978       0.1%
                                                   -----------       ---
TOTAL NETHERLANDS                                   68,860,254       2.5%
                                                   -----------       ---
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.                      138,335   1,175,652       0.1%
    Air New Zealand, Ltd.                  408,488     937,300       0.1%
    Arvida Group, Ltd.                      50,724      42,782       0.0%
    Auckland International Airport, Ltd.    35,962     160,916       0.0%
#   CBL Corp., Ltd.                         22,069      49,223       0.0%
    Chorus, Ltd.                           273,903     777,122       0.1%
    Chorus, Ltd. ADR                           462       6,399       0.0%
#   Comvita, Ltd.                           10,651      52,574       0.0%
    Contact Energy, Ltd.                    77,234     291,469       0.0%
    EBOS Group, Ltd.                        33,967     424,361       0.0%
    Evolve Education Group, Ltd.            24,565       8,283       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.  33,348     298,252       0.0%
    Fletcher Building, Ltd.(6341606)       157,651     698,240       0.0%
    Fletcher Building, Ltd.(6341617)         3,803      16,700       0.0%
    Fonterra Co-operative Group, Ltd.        7,404      29,812       0.0%
    Freightways, Ltd.                       55,590     292,345       0.0%
    Genesis Energy, Ltd.                    84,844     134,141       0.0%
#   Gentrack Group, Ltd.                    16,952      83,508       0.0%
    Hallenstein Glasson Holdings, Ltd.      18,961      60,883       0.0%
    Heartland Bank, Ltd.                   266,791     335,820       0.0%
    Infratil, Ltd.                         116,980     262,246       0.0%
    Investore Property, Ltd.                47,400      47,311       0.0%
    Kathmandu Holdings, Ltd.               104,139     191,856       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
NEW ZEALAND -- (Continued)
    Mainfreight, Ltd.                      38,801 $   674,553       0.0%
    Mercury NZ, Ltd.                       19,617      43,900       0.0%
    Metlifecare, Ltd.                     131,972     535,900       0.0%
    Metro Performance Glass, Ltd.          86,994      53,030       0.0%
*   New Zealand Oil & Gas, Ltd.             1,977         839       0.0%
    New Zealand Refining Co., Ltd. (The)  116,803     193,043       0.0%
    NZME, Ltd.                             54,625      32,057       0.0%
    NZX, Ltd.                             110,804      84,129       0.0%
    PGG Wrightson, Ltd.                    54,156      23,203       0.0%
#   Port of Tauranga, Ltd.                 60,037     206,064       0.0%
#   Restaurant Brands New Zealand, Ltd.    57,884     291,927       0.0%
    Ryman Healthcare, Ltd.                 33,286     247,746       0.0%
    Sanford, Ltd.                          14,718      78,279       0.0%
    Scales Corp., Ltd.                     56,670     176,401       0.0%
    Skellerup Holdings, Ltd.               84,592     106,306       0.0%
    SKY Network Television, Ltd.          259,312     414,467       0.0%
    SKYCITY Entertainment Group, Ltd.     301,965     858,000       0.1%
    Spark New Zealand, Ltd.               246,760     599,240       0.0%
    Steel & Tube Holdings, Ltd.            62,620      88,010       0.0%
#   Summerset Group Holdings, Ltd.        183,438     888,041       0.1%
#*  Synlait Milk, Ltd.                     20,345     142,804       0.0%
    Tegel Group Holdings, Ltd.             38,300      30,663       0.0%
    Tilt Renewables, Ltd.                   8,621      11,690       0.0%
#   Tourism Holdings, Ltd.                 85,291     364,121       0.0%
*   Tower, Ltd.                           124,179      68,873       0.0%
    Trade Me Group, Ltd.                  189,968     619,659       0.0%
#   Trustpower, Ltd.                        8,621      34,371       0.0%
    Turners Automotive Group, Ltd.         14,368      30,105       0.0%
    Vector, Ltd.                           33,846      76,208       0.0%
#   Vista Group International, Ltd.        28,885      60,946       0.0%
    Warehouse Group, Ltd. (The)            50,707      71,966       0.0%
    Z Energy, Ltd.                         29,675     151,042       0.0%
                                                  -----------       ---
TOTAL NEW ZEALAND                                  13,634,778       0.5%
                                                  -----------       ---
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA        280,285     220,820       0.0%
#   AF Gruppen ASA                          5,972      96,681       0.0%
*   Akastor ASA                           111,833     221,979       0.0%
    Aker ASA Class A                        9,726     607,870       0.0%
    Aker BP ASA                            29,337     962,241       0.1%
*   Aker Solutions ASA                     86,645     586,543       0.0%
    American Shipping Co. ASA              39,390     134,705       0.0%
*   Archer, Ltd.                           63,401      73,819       0.0%
    Atea ASA                               46,433     689,215       0.0%
    Austevoll Seafood ASA                  71,323     858,391       0.1%
#*  Avance Gas Holding, Ltd.               36,194      91,156       0.0%
#*  Axactor AB                            657,734     230,983       0.0%
#   Bakkafrost P/F                         10,783     618,698       0.0%
    Bonheur ASA                            15,871     189,257       0.0%
    Borregaard ASA                         43,133     457,280       0.0%
#*  BW LPG, Ltd.                           56,834     197,209       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
NORWAY -- (Continued)
*   BW Offshore, Ltd.                      70,604 $  384,603       0.0%
    DNB ASA                                46,929    877,635       0.1%
*   DNO ASA                               491,931    910,950       0.1%
#*  DOF ASA                               933,968    102,911       0.0%
    Ekornes ASA                            10,424    144,983       0.0%
    Entra ASA                               9,648    132,317       0.0%
    Europris ASA                           21,387     74,438       0.0%
#*  Fred Olsen Energy ASA                  31,264     47,294       0.0%
#   Frontline, Ltd.                        49,954    215,159       0.0%
    Gjensidige Forsikring ASA              10,181    161,148       0.0%
#   Golar LNG, Ltd.                         3,400    109,310       0.0%
    Grieg Seafood ASA                      30,694    328,991       0.0%
    Hexagon Composites ASA                 34,935     91,225       0.0%
    Hoegh LNG Holdings, Ltd.               16,693     96,982       0.0%
*   Kongsberg Automotive ASA              310,793    363,356       0.0%
    Kongsberg Gruppen ASA                   4,995    122,286       0.0%
*   Kvaerner ASA                          180,852    380,576       0.0%
    Leroy Seafood Group ASA                48,910    358,770       0.0%
    Marine Harvest ASA                     26,487    576,574       0.0%
#*  NEL ASA                               204,841     70,539       0.0%
*   Nordic Semiconductor ASA               40,223    253,054       0.0%
    Norsk Hydro ASA                        95,508    596,538       0.0%
    Norway Royal Salmon ASA                10,258    242,483       0.0%
#*  Norwegian Air Shuttle ASA              21,637    821,157       0.1%
*   Norwegian Finans Holding ASA           11,175    135,792       0.0%
    Norwegian Property ASA                 14,584     18,302       0.0%
    Ocean Yield ASA                        35,904    308,771       0.0%
*   Odfjell Drilling, Ltd.                 47,026    208,905       0.0%
    Odfjell SE Class A                      8,182     31,253       0.0%
    Olav Thon Eiendomsselskap ASA           4,655     84,448       0.0%
    Orkla ASA                              19,888    184,067       0.0%
*   Otello Corp. ASA                       65,163    166,290       0.0%
*   Petroleum Geo-Services ASA            244,109  1,050,683       0.1%
#*  Prosafe SE                              3,434      5,543       0.0%
    Protector Forsikring ASA               33,236    310,913       0.0%
*   Q-Free ASA                             14,166     14,195       0.0%
#*  REC Silicon ASA                     1,496,873    253,745       0.0%
    Salmar ASA                             11,015    513,314       0.0%
    Sbanken ASA                            31,164    281,343       0.0%
#   Scatec Solar ASA                       62,433    387,336       0.0%
    Schibsted ASA Class A                   1,854     54,058       0.0%
    Schibsted ASA Class B                   3,368     90,614       0.0%
    Selvaag Bolig ASA                      10,013     50,856       0.0%
*   Sevan Marine ASA                       11,522     21,177       0.0%
#*  Solstad Farstad ASA                   117,557     90,711       0.0%
    SpareBank 1 SR-Bank ASA                74,863    740,390       0.1%
    Statoil ASA                           108,270  2,768,756       0.1%
#   Statoil ASA Sponsored ADR               7,412    189,747       0.0%
    Stolt-Nielsen, Ltd.                    18,611    263,012       0.0%
    Storebrand ASA                         86,147    736,234       0.0%
#   Subsea 7 SA                           103,439  1,445,221       0.1%
    TGS NOPEC Geophysical Co. ASA          40,193  1,267,443       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
NORWAY -- (Continued)
    Tomra Systems ASA                        26,846 $   498,021       0.0%
    Treasure ASA                             54,160     116,329       0.0%
#   Veidekke ASA                             32,143     390,405       0.0%
*   Wallenius Wilhelmsen Logistics           32,962     227,726       0.0%
    Wilh Wilhelmsen Holding ASA Class A       9,394     271,501       0.0%
    XXL ASA                                  25,779     223,945       0.0%
    Yara International ASA                    7,548     318,364       0.0%
                                                    -----------       ---
TOTAL NORWAY                                         27,419,536       1.0%
                                                    -----------       ---
PORTUGAL -- (0.4%)
    Altri SGPS SA                            51,633     373,298       0.0%
*   Banco Comercial Portugues SA Class R  8,312,836   2,782,754       0.1%
#   CTT-Correios de Portugal SA              38,692     142,681       0.0%
    EDP Renovaveis SA                       117,638   1,129,675       0.1%
    Galp Energia SGPS SA                     78,751   1,511,471       0.1%
    Jeronimo Martins SGPS SA                 12,685     222,457       0.0%
    Mota-Engil SGPS SA                       92,170     399,328       0.0%
    Navigator Co. SA (The)                  152,449     889,503       0.0%
    NOS SGPS SA                             199,467   1,185,663       0.1%
    Novabase SGPS SA                          3,851      12,835       0.0%
    REN - Redes Energeticas Nacionais
      SGPS SA                                95,616     301,580       0.0%
    Semapa-Sociedade de Investimento e
      Gestao                                 21,850     488,590       0.0%
    Sonae Capital SGPS SA                    82,383     100,673       0.0%
    Sonae SGPS SA                           711,026     966,893       0.0%
    Teixeira Duarte SA                       62,354      20,847       0.0%
                                                    -----------       ---
TOTAL PORTUGAL                                       10,528,248       0.4%
                                                    -----------       ---
SINGAPORE -- (1.0%)
    Accordia Golf Trust                     457,700     212,060       0.0%
    Amara Holdings, Ltd.                     90,000      34,913       0.0%
    Ascendas India Trust                    201,700     157,971       0.0%
*   Banyan Tree Holdings, Ltd.              139,800      61,955       0.0%
    Bonvests Holdings, Ltd.                  30,000      29,649       0.0%
    Boustead Projects, Ltd.                  26,174      15,574       0.0%
    Boustead Singapore, Ltd.                160,432      97,503       0.0%
    Breadtalk Group, Ltd.                    64,000      94,732       0.0%
#   Bukit Sembawang Estates, Ltd.            97,500     454,351       0.0%
    Bund Center Investment, Ltd.             22,000      11,824       0.0%
    CapitaLand, Ltd.                        210,601     593,862       0.0%
    Centurion Corp., Ltd.                   167,400      59,212       0.0%
#   China Aviation Oil Singapore Corp.,
      Ltd.                                  163,300     198,840       0.0%
    China Sunsine Chemical Holdings, Ltd.    46,500      52,222       0.0%
#   Chip Eng Seng Corp., Ltd.               277,800     208,537       0.0%
    CITIC Envirotech, Ltd.                  156,400      84,094       0.0%
    City Developments, Ltd.                  47,000     446,636       0.0%
*   Cityneon Holdings, Ltd.                  14,300      11,238       0.0%
#   Civmec, Ltd.                            140,800      59,336       0.0%
    ComfortDelGro Corp., Ltd.               263,700     445,070       0.0%
*   COSCO Shipping International
      Singapore Co., Ltd.                   227,400      79,695       0.0%
*   Creative Technology, Ltd.                 7,050      30,527       0.0%
    CSE Global, Ltd.                        418,700     130,467       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
SINGAPORE -- (Continued)
    Dairy Farm International Holdings,
      Ltd.                                     7,300 $   61,303       0.0%
    DBS Group Holdings, Ltd.                  10,815    249,525       0.0%
    Del Monte Pacific, Ltd.                  222,059     32,866       0.0%
    Delfi, Ltd.                               22,300     24,232       0.0%
*   Delong Holdings, Ltd.                     10,500     32,698       0.0%
    Duty Free International, Ltd.            126,400     20,377       0.0%
*   Dyna-Mac Holdings, Ltd.                  230,000     22,334       0.0%
    Elec & Eltek International Co., Ltd.      14,000     22,603       0.0%
#*  Ezion Holdings, Ltd.                   1,544,544    138,423       0.0%
#*  Ezra Holdings, Ltd.                    1,882,853     28,596       0.0%
    Far East Orchard, Ltd.                   120,384    134,095       0.0%
#   First Resources, Ltd.                    207,700    264,104       0.0%
    Food Empire Holdings, Ltd.               115,500     56,438       0.0%
*   Fragrance Group, Ltd.                    222,000     25,089       0.0%
    Frasers Property, Ltd.                   203,900    311,371       0.0%
    Frencken Group, Ltd.                     210,000     87,112       0.0%
    Fu Yu Corp., Ltd.                        274,500     39,579       0.0%
*   Gallant Venture, Ltd.                    254,500     25,038       0.0%
    Genting Singapore P.L.C.                 132,500    116,085       0.0%
    Geo Energy Resources, Ltd.               373,800     61,519       0.0%
    GL, Ltd.                                 181,400    110,640       0.0%
    Golden Agri-Resources, Ltd.            4,808,400  1,246,754       0.1%
    Golden Energy & Resources, Ltd.           70,900     19,461       0.0%
    Great Eastern Holdings, Ltd.               3,000     70,169       0.0%
    GSH Corp., Ltd.                           32,600     11,678       0.0%
    GuocoLand, Ltd.                          158,533    258,396       0.0%
    Halcyon Agri Corp., Ltd.                 145,408     61,725       0.0%
    Hanwell Holdings, Ltd.                   237,300     40,797       0.0%
    Haw Par Corp., Ltd.                       46,000    482,541       0.0%
    Hi-P International, Ltd.                 148,500    183,277       0.0%
    Hiap Hoe, Ltd.                            39,000     26,161       0.0%
    Ho Bee Land, Ltd.                        154,900    300,521       0.0%
    Hong Fok Corp., Ltd.                     229,480    137,974       0.0%
    Hong Leong Asia, Ltd.                    109,800     78,821       0.0%
    Hotel Grand Central, Ltd.                 27,435     32,805       0.0%
    Hour Glass, Ltd. (The)                   135,400     66,306       0.0%
#   Hutchison Port Holdings Trust          3,162,800  1,054,481       0.1%
    Hwa Hong Corp., Ltd.                      21,000      5,049       0.0%
    Hyflux, Ltd.                             455,600     85,601       0.0%
#   Indofood Agri Resources, Ltd.            619,900    149,327       0.0%
    Japfa, Ltd.                              368,400    132,501       0.0%
    Jardine Cycle & Carriage, Ltd.             6,644    170,942       0.0%
    k1 Ventures, Ltd.                        113,100      8,359       0.0%
    Keppel Corp., Ltd.                       143,300    878,882       0.1%
    Keppel Infrastructure Trust              535,062    217,344       0.0%
    Keppel Telecommunications &
      Transportation, Ltd.                    63,400     72,380       0.0%
    Koh Brothers Group, Ltd.                 175,000     39,931       0.0%
    KSH Holdings, Ltd.                       112,625     55,365       0.0%
    Lian Beng Group, Ltd.                    252,000    117,828       0.0%
    Low Keng Huat Singapore, Ltd.             98,100     49,114       0.0%
#   M1, Ltd.                                 174,400    237,536       0.0%
    Mandarin Oriental International, Ltd.     35,000     83,672       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
SINGAPORE -- (Continued)
    Metro Holdings, Ltd.                     393,700 $  346,607       0.0%
#*  Midas Holdings, Ltd.                   1,120,000    162,172       0.0%
*   Nam Cheong, Ltd.                         600,000      3,394       0.0%
    Nera Telecommunications, Ltd.             43,000     12,118       0.0%
    NSL, Ltd.                                 11,500     11,888       0.0%
#   Olam International, Ltd.                 222,100    379,986       0.0%
    OUE, Ltd.                                253,600    345,055       0.0%
    Oversea-Chinese Banking Corp., Ltd.      125,487  1,296,103       0.1%
    Overseas Education, Ltd.                  31,900      8,889       0.0%
    Oxley Holdings, Ltd.                     208,560     75,837       0.0%
*   Pacc Offshore Services Holdings, Ltd.    218,500     53,242       0.0%
    Pan-United Corp., Ltd.                    58,750     17,054       0.0%
*   Penguin International, Ltd.              101,800     27,761       0.0%
    Perennial Real Estate Holdings, Ltd.      21,100     13,872       0.0%
#   Q&M Dental Group Singapore, Ltd.         111,700     50,787       0.0%
    QAF, Ltd.                                 97,253     76,051       0.0%
#*  Raffles Education Corp., Ltd.            646,646     89,470       0.0%
#   Raffles Medical Group, Ltd.              298,049    257,656       0.0%
    RHT Health Trust                         492,300    297,014       0.0%
    Riverstone Holdings, Ltd.                 98,400     77,774       0.0%
    SATS, Ltd.                               117,380    487,760       0.0%
    SembCorp Industries, Ltd.                591,500  1,362,473       0.1%
#   SembCorp Marine, Ltd.                     58,400     93,372       0.0%
    Sheng Siong Group, Ltd.                  248,200    190,562       0.0%
    SHS Holdings, Ltd.                       141,000     23,843       0.0%
    SIA Engineering Co., Ltd.                 25,300     61,911       0.0%
    SIIC Environment Holdings, Ltd.          676,160    221,412       0.0%
    Sinarmas Land, Ltd.                      694,700    190,332       0.0%
    Sing Holdings, Ltd.                       86,800     28,998       0.0%
    Sing Investments & Finance, Ltd.          13,500     15,680       0.0%
    Singapore Airlines, Ltd.                 203,900  1,663,695       0.1%
    Singapore Exchange, Ltd.                  44,400    257,476       0.0%
    Singapore Post, Ltd.                     478,200    481,507       0.0%
#   Singapore Press Holdings, Ltd.           931,400  1,903,256       0.1%
    Singapore Technologies Engineering,
      Ltd.                                    65,800    172,188       0.0%
    Singapore Telecommunications, Ltd.        79,800    211,078       0.0%
#*  Sino Grandness Food Industry Group,
      Ltd.                                   672,726    100,221       0.0%
    Stamford Land Corp., Ltd.                217,000     80,113       0.0%
#   StarHub, Ltd.                            241,400    411,808       0.0%
    Sunningdale Tech, Ltd.                   117,600    113,981       0.0%
#*  Swiber Holdings, Ltd.                    189,500      2,915       0.0%
*   Tat Hong Holdings, Ltd.                  286,400    117,281       0.0%
#*  Thomson Medical Group, Ltd.              711,600     50,065       0.0%
*   Tiong Woon Corp. Holding, Ltd.            68,000     15,451       0.0%
#   Tuan Sing Holdings, Ltd.                 386,231    124,546       0.0%
    UMS Holdings, Ltd.                       259,062    207,728       0.0%
    United Engineers, Ltd.                   362,800    743,782       0.1%
    United Industrial Corp., Ltd.             91,184    224,030       0.0%
    United Overseas Bank, Ltd.                74,282  1,682,057       0.1%
    UOB-Kay Hian Holdings, Ltd.              112,387    114,184       0.0%
    UOL Group, Ltd.                           94,587    624,711       0.1%
    UPP Holdings, Ltd.                       134,000     25,151       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SINGAPORE -- (Continued)
    Valuetronics Holdings, Ltd.             124,300 $    72,895       0.0%
    Venture Corp., Ltd.                      84,500   1,321,669       0.1%
    Vibrant Group, Ltd.                     171,233      43,839       0.0%
    Wee Hur Holdings, Ltd.                  112,000      19,349       0.0%
#   Wheelock Properties Singapore, Ltd.     206,500     282,414       0.0%
    Wilmar International, Ltd.              125,300     306,537       0.0%
    Wing Tai Holdings, Ltd.                 362,268     555,056       0.0%
*   Xinghua Port Holdings, Ltd.              58,750       9,282       0.0%
    Yeo Hiap Seng, Ltd.                      10,160       8,798       0.0%
*   Yongnam Holdings, Ltd.                  223,500      51,762       0.0%
    Zhongmin Baihui Retail Group, Ltd.        7,900       5,019       0.0%
                                                    -----------       ---
TOTAL SINGAPORE                                      30,092,910       1.1%
                                                    -----------       ---
SPAIN -- (2.0%)
    Abertis Infraestructuras SA              18,166     400,497       0.0%
#   Acciona SA                               22,942   1,919,013       0.1%
    Acerinox SA                              76,590   1,075,594       0.1%
    ACS Actividades de Construccion y
      Servicios SA                           15,561     655,830       0.0%
*   Adveo Group International SA             10,419      26,832       0.0%
#   Almirall SA                              23,284     289,424       0.0%
    Amadeus IT Group SA                      26,130   1,906,439       0.1%
#*  Amper SA                                490,630     139,798       0.0%
    Applus Services SA                       79,766   1,077,851       0.1%
#   Atresmedia Corp. de Medios de
      Comunicacion SA                        48,678     455,920       0.0%
    Banco Bilbao Vizcaya Argentaria SA      193,369   1,564,752       0.1%
    Banco Bilbao Vizcaya Argentaria SA
      Sponsored ADR                          40,048     322,787       0.0%
#   Banco de Sabadell SA                  1,100,798   2,154,138       0.1%
#   Banco Santander SA                      955,782   6,175,232       0.2%
#   Banco Santander SA Sponsored ADR        134,899     879,542       0.0%
    Bankia SA                                71,052     311,746       0.0%
    Bankinter SA                             14,014     146,462       0.0%
*   Baron de Ley                                639      86,595       0.0%
    Bolsas y Mercados Espanoles SHMSF SA     35,343   1,238,719       0.1%
    CaixaBank SA                            176,160     856,641       0.0%
    Cellnex Telecom SA                       72,321   1,939,593       0.1%
    Cia de Distribucion Integral Logista
      Holdings SA                            15,542     349,530       0.0%
    Cie Automotive SA                        27,553   1,029,982       0.1%
    Construcciones y Auxiliar de
      Ferrocarriles SA                        9,715     465,896       0.0%
#*  Deoleo SA                               312,391      67,035       0.0%
    Distribuidora Internacional de
      Alimentacion SA                       255,799   1,185,423       0.1%
#*  Duro Felguera SA                         21,132       6,745       0.0%
    Ebro Foods SA                            21,785     525,351       0.0%
*   eDreams ODIGEO SA                        37,385     170,901       0.0%
    Elecnor SA                               13,501     211,722       0.0%
    Enagas SA                                95,610   2,778,996       0.1%
    Ence Energia y Celulosa SA              107,367     828,324       0.0%
    Endesa SA                                20,253     472,304       0.0%
    Ercros SA                                85,372     435,804       0.0%
    Euskaltel SA                             61,399     569,304       0.0%
    Faes Farma SA                           125,395     509,118       0.0%
    Ferrovial SA                             18,016     384,804       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SPAIN -- (Continued)
    Fluidra SA                               15,617 $   226,005       0.0%
#*  Fomento de Construcciones y
      Contratas SA                           13,031     167,933       0.0%
    Gas Natural SDG SA                       31,276     788,394       0.0%
    Grifols SA                               13,116     367,743       0.0%
    Grupo Catalana Occidente SA              11,579     509,843       0.0%
#*  Grupo Empresarial San Jose SA             8,089      37,361       0.0%
*   Grupo Ezentis SA                        111,484      98,188       0.0%
    Iberdrola SA                            302,813   2,339,517       0.1%
    Iberpapel Gestion SA                      2,508     100,413       0.0%
*   Indra Sistemas SA                        67,420     931,668       0.1%
    Laboratorios Farmaceuticos Rovi SA        1,703      34,532       0.0%
*   Liberbank SA                          1,340,136     766,542       0.0%
    Mapfre SA                               647,357   2,245,669       0.1%
#   Mediaset Espana Comunicacion SA          80,071     766,292       0.0%
    Melia Hotels International SA            34,921     519,216       0.0%
    Miquel y Costas & Miquel SA               6,276     252,806       0.0%
    NH Hotel Group SA                        85,418     658,603       0.0%
#*  Obrascon Huarte Lain SA                 108,136     504,203       0.0%
    Papeles y Cartones de Europa SA          28,839     558,035       0.0%
    Parques Reunidos Servicios Centrales
      SAU                                       921      15,170       0.0%
#*  Promotora de Informaciones SA Class A    95,206     223,021       0.0%
    Prosegur Cia de Seguridad SA            109,564     828,215       0.0%
#*  Quabit Inmobiliaria SA                   29,263      68,153       0.0%
*   Realia Business SA                       41,079      54,458       0.0%
    Red Electrica Corp. SA                   28,152     586,418       0.0%
    Repsol SA                               237,537   4,532,880       0.2%
    Repsol SA Sponsored ADR                  11,049     211,361       0.0%
#   Sacyr SA                                337,910     969,383       0.1%
    Saeta Yield SA                           14,062     209,091       0.0%
    Siemens Gamesa Renewable Energy SA       10,965     187,770       0.0%
#*  Solaria Energia y Medio Ambiente SA      45,965     190,387       0.0%
#   Talgo SA                                 55,152     336,965       0.0%
#   Tecnicas Reunidas SA                     15,507     499,828       0.0%
    Telefonica SA                            82,112     836,762       0.0%
#   Telefonica SA Sponsored ADR              94,790     962,119       0.1%
#*  Tubacex SA                               34,100     145,507       0.0%
#*  Tubos Reunidos SA                        77,956      37,952       0.0%
    Vidrala SA                                7,153     750,160       0.0%
    Viscofan SA                              15,403   1,020,768       0.1%
*   Vocento SA                               22,864      37,977       0.0%
    Zardoya Otis SA                          88,106     899,263       0.1%
                                                    -----------       ---
TOTAL SPAIN                                          59,091,215       2.2%
                                                    -----------       ---
SWEDEN -- (2.4%)
    AAK AB                                    7,291     643,425       0.0%
    Acando AB                                84,854     285,844       0.0%
    AddLife AB                                3,964      82,933       0.0%
    AddTech AB Class B                       19,657     408,199       0.0%
    AF AB Class B                            35,522     739,052       0.0%
    Alfa Laval AB                            12,261     303,320       0.0%
#   Alimak Group AB                          10,143     149,999       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
SWEDEN -- (Continued)
#*  Anoto Group AB                         52,149 $   23,434       0.0%
*   Arise AB                                1,403      1,972       0.0%
*   Arjo AB Class B                        62,085    183,929       0.0%
    Assa Abloy AB Class B                  27,834    583,315       0.0%
    Atlas Copco AB Class B                  2,803     99,348       0.0%
    Atrium Ljungberg AB Class B             8,878    140,407       0.0%
    Attendo AB                             26,559    269,718       0.0%
#   Avanza Bank Holding AB                  9,313    437,784       0.0%
    Axfood AB                              19,709    366,163       0.0%
*   BE Group AB                             6,863     41,090       0.0%
    Beijer Alma AB                         10,971    315,009       0.0%
*   Beijer Electronics Group AB             3,742     14,344       0.0%
    Beijer Ref AB                          16,704    256,701       0.0%
    Bergman & Beving AB                    18,798    195,355       0.0%
    Betsson AB                             82,469    587,473       0.0%
    Bilia AB Class A                       81,311    670,379       0.0%
    BillerudKorsnas AB                     69,289  1,018,105       0.1%
    BioGaia AB Class B                      8,547    410,404       0.0%
    Biotage AB                             10,917    111,641       0.0%
    Bjorn Borg AB                          12,600     36,656       0.0%
#   Boliden AB                            124,690  4,320,462       0.2%
    Bonava AB                               1,161     13,909       0.0%
#   Bonava AB Class B                      48,818    592,609       0.0%
    Bravida Holding AB                     29,099    208,399       0.0%
#   Bufab AB                               20,865    281,463       0.0%
    Bulten AB                              14,473    183,204       0.0%
    Bure Equity AB                         41,070    440,344       0.0%
    Byggmax Group AB                       49,001    260,108       0.0%
    Capio AB                               14,790     66,799       0.0%
    Castellum AB                           16,056    259,540       0.0%
    Catena AB                               1,676     33,023       0.0%
    Cavotec SA                              4,767     13,368       0.0%
    Clas Ohlson AB Class B                 20,561    224,903       0.0%
    Cloetta AB Class B                    155,807    557,616       0.0%
*   Collector AB                           15,782    114,252       0.0%
    Com Hem Holding AB                     70,218  1,216,137       0.1%
    Concentric AB                          24,609    401,789       0.0%
*   Concordia Maritime AB Class B          17,237     20,231       0.0%
    Dios Fastigheter AB                    28,855    183,065       0.0%
#   Dometic Group AB                       41,790    399,973       0.0%
#*  Doro AB                                12,612     63,069       0.0%
    Duni AB                                20,413    277,129       0.0%
    Dustin Group AB                        17,083    142,936       0.0%
    Eastnine AB                            16,972    183,629       0.0%
#   Elanders AB Class B                     6,361     53,314       0.0%
    Electrolux AB Series B                 23,576    620,442       0.0%
#   Elekta AB Class B                      21,378    242,380       0.0%
#*  Eltel AB                               39,179    113,114       0.0%
    Enea AB                                 4,215     39,813       0.0%
    Essity AB Class A                       1,404     35,548       0.0%
    Essity AB Class B                      23,449    594,788       0.0%
    Fabege AB                              15,604    179,663       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
SWEDEN -- (Continued)
*   Fastighets AB Balder Class B          5,442 $  140,197       0.0%
*   Fingerprint Cards AB Class B          9,380      8,105       0.0%
#   Getinge AB Class B                   62,085    578,448       0.0%
    Granges AB                           67,499    944,220       0.1%
    Gunnebo AB                           28,842     99,544       0.0%
*   Haldex AB                            25,076    269,321       0.0%
    Hemfosa Fastigheter AB               32,110    397,751       0.0%
    Hexagon AB Class B                   12,886    744,023       0.0%
#   Hexpol AB                            39,391    407,621       0.0%
    HIQ International AB                 27,512    222,653       0.0%
#   Hoist Finance AB                     26,695    235,939       0.0%
    Holmen AB                            72,516  1,788,043       0.1%
#   Hufvudstaden AB Class A               7,262    106,576       0.0%
    Husqvarna AB Class A                 14,210    136,956       0.0%
    Husqvarna AB Class B                100,708    968,597       0.1%
#   ICA Gruppen AB                       12,335    383,006       0.0%
#   Indutrade AB                         30,423    717,493       0.0%
#   Intrum Justitia AB                   11,608    308,039       0.0%
    Inwido AB                            45,250    393,896       0.0%
    ITAB Shop Concept AB Class B          3,909     17,595       0.0%
    JM AB                                48,450    958,551       0.1%
    KappAhl AB                           48,966    141,928       0.0%
    Karo Pharma AB                       33,988    125,407       0.0%
    Kindred Group P.L.C.                 73,728    950,838       0.1%
    Klovern AB Class B                  175,224    218,650       0.0%
    KNOW IT AB                           12,064    245,656       0.0%
    Kungsleden AB                        35,903    254,614       0.0%
#   Lagercrantz Group AB Class B         27,045    253,973       0.0%
    Lifco AB Class B                      2,120     76,987       0.0%
    Lindab International AB              53,127    410,047       0.0%
    Loomis AB Class B                    41,318  1,504,671       0.1%
*   Lundin Petroleum AB                   7,830    215,849       0.0%
#*  Medivir AB Class B                   20,006     90,966       0.0%
    Mekonomen AB                         20,093    307,123       0.0%
    Millicom International Cellular SA   19,378  1,283,573       0.1%
    Modern Times Group MTG AB Class B    21,042    827,010       0.1%
*   Momentum Group AB Class B            18,706    210,149       0.0%
#   MQ Holding AB                        24,854     43,016       0.0%
#   Mycronic AB                          36,320    417,011       0.0%
#   NCC AB Class B                       67,164  1,237,152       0.1%
#*  Net Insight AB Class B              156,574     75,144       0.0%
#   NetEnt AB                            67,536    385,239       0.0%
    New Wave Group AB Class B            44,203    262,429       0.0%
    Nibe Industrier AB Class B           67,024    682,905       0.0%
#   Nobia AB                             71,128    559,545       0.0%
    Nobina AB                            83,204    546,032       0.0%
    Nolato AB Class B                    15,580  1,169,902       0.1%
    Nordea Bank AB                      180,870  1,839,566       0.1%
    OEM International AB Class B          2,983     62,899       0.0%
#   Opus Group AB                       197,053    158,736       0.0%
    Oriflame Holding AG                  20,411    967,219       0.1%
    Pandox AB                            31,826    535,653       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------- ---------- ---------------
SWEDEN -- (Continued)
    Peab AB                              132,508 $1,173,141       0.1%
    Platzer Fastigheter Holding AB
      Class B                              4,390     29,401       0.0%
#   Pricer AB Class B                    115,737    111,054       0.0%
    Proact IT Group AB                     6,447    121,110       0.0%
#   Probi AB                                 706     39,308       0.0%
*   Qliro Group AB                        73,546     89,002       0.0%
#   Ratos AB Class B                     164,384    648,613       0.0%
#*  RaySearch Laboratories AB             13,042    194,391       0.0%
#   Recipharm AB Class B                  15,648    211,936       0.0%
#   Resurs Holding AB                     25,143    161,988       0.0%
*   Rezidor Hotel Group AB                29,280     84,054       0.0%
    Rottneros AB                          89,739    100,385       0.0%
    Saab AB Class B                       20,675    846,229       0.1%
    Sagax AB Class B                       7,639     89,387       0.0%
    Sandvik AB                            34,100    581,419       0.0%
#*  SAS AB                                92,401    230,597       0.0%
    Scandi Standard AB                    40,910    280,502       0.0%
    Scandic Hotels Group AB               50,244    494,550       0.0%
    Sectra AB Class B                      6,727    148,496       0.0%
    Securitas AB Class B                  38,142    616,310       0.0%
    Semcon AB                             10,453     66,602       0.0%
#*  Sensys Gatso Group AB                376,154     57,618       0.0%
    Skandinaviska Enskilda Banken AB
      Class A                            122,525  1,150,269       0.1%
#   Skandinaviska Enskilda Banken AB
      Class C                              2,822     28,455       0.0%
    Skanska AB Class B                    11,515    224,262       0.0%
    SKF AB Class A                         2,752     56,309       0.0%
    SKF AB Class B                        34,665    701,786       0.0%
    SkiStar AB                            19,948    411,319       0.0%
#   SSAB AB Class A(B17H0S8)              39,268    222,022       0.0%
    SSAB AB Class A(BPRBWK4)              19,797    111,161       0.0%
    SSAB AB Class B(B17H3F6)              13,383     60,548       0.0%
    SSAB AB Class B(BPRBWM6)             112,074    504,428       0.0%
    Svenska Cellulosa AB SCA Class A       5,622     63,185       0.0%
    Svenska Cellulosa AB SCA Class B     172,210  1,907,168       0.1%
    Svenska Handelsbanken AB Class A      79,242    883,727       0.1%
#   Svenska Handelsbanken AB Class B       1,904     22,673       0.0%
    Sweco AB Class B                      20,756    422,743       0.0%
    Swedbank AB Class A                   52,559  1,141,753       0.1%
    Swedish Match AB                      10,042    450,486       0.0%
    Swedol AB Class B                     35,299    128,147       0.0%
    Systemair AB                           6,582     87,017       0.0%
    Tele2 AB Class B                      50,396    653,229       0.0%
    Telefonaktiebolaget LM Ericsson
      Class A                              2,150     16,426       0.0%
    Telefonaktiebolaget LM Ericsson
      Class B                            120,880    921,524       0.1%
#   Telefonaktiebolaget LM Ericsson
      Sponsored ADR                       27,188    205,269       0.0%
    Telia Co. AB                         610,745  3,007,130       0.1%
    Thule Group AB                        23,266    537,714       0.0%
#   Trelleborg AB Class B                 38,265    894,205       0.1%
    VBG Group AB Class B                   1,442     21,571       0.0%
#   Victoria Park AB Class B              30,204    124,016       0.0%
#   Vitrolife AB                           5,059    370,344       0.0%
    Volvo AB Class A                      13,728    235,286       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SWEDEN -- (Continued)
    Volvo AB Class B                         51,616 $   874,704       0.1%
#   Wallenstam AB Class B                    32,549     291,600       0.0%
#   Wihlborgs Fastigheter AB                 13,355     309,497       0.0%
                                                    -----------       ---
TOTAL SWEDEN                                         70,015,547       2.6%
                                                    -----------       ---
SWITZERLAND -- (5.0%)
    ABB, Ltd.                               130,956   3,053,312       0.1%
#   ABB, Ltd. Sponsored ADR                  16,820     391,401       0.0%
    Adecco Group AG                          21,942   1,453,113       0.1%
#   Allreal Holding AG                       11,358   1,867,364       0.1%
*   Alpiq Holding AG                          2,562     194,304       0.0%
    ALSO Holding AG                           4,394     541,390       0.0%
#   ams AG                                    2,059     169,820       0.0%
    APG SGA SA                                  699     286,922       0.0%
#*  Arbonia AG                               34,544     614,494       0.0%
#*  Aryzta AG                                64,086   1,350,669       0.1%
    Ascom Holding AG                         24,492     490,035       0.0%
#   Autoneum Holding AG                       2,674     700,189       0.0%
    Bachem Holding AG Class B                 1,478     189,531       0.0%
    Baloise Holding AG                       26,119   4,139,989       0.2%
    Bank Cler AG                              2,835     120,085       0.0%
    Banque Cantonale de Geneve                  930     174,513       0.0%
#   Banque Cantonale Vaudoise                 1,677   1,336,492       0.1%
    Barry Callebaut AG                          760   1,364,412       0.1%
    Belimo Holding AG                           174     718,468       0.0%
    Bell Food Group AG                          872     342,543       0.0%
    Bellevue Group AG                         8,162     192,058       0.0%
#   Berner Kantonalbank AG                    2,576     481,960       0.0%
    BFW Liegenschaften AG                     1,001      43,984       0.0%
    BKW AG                                    2,773     180,734       0.0%
    Bobst Group SA                            7,808     833,022       0.0%
    Bossard Holding AG Class A                3,300     676,260       0.0%
    Bucher Industries AG                      4,937   1,809,331       0.1%
#   Burckhardt Compression Holding AG         2,090     678,191       0.0%
#   Burkhalter Holding AG                     1,980     186,132       0.0%
    Calida Holding AG                         3,845     139,991       0.0%
    Carlo Gavazzi Holding AG                    252      85,848       0.0%
    Cembra Money Bank AG                     16,638   1,410,291       0.1%
    Cham Group AG                                17       7,551       0.0%
    Chocoladefabriken Lindt & Spruengli AG        3     227,541       0.0%
    Cicor Technologies, Ltd.                  1,621      96,432       0.0%
    Cie Financiere Richemont SA              13,987   1,329,585       0.1%
    Cie Financiere Tradition SA               1,089     115,804       0.0%
    Clariant AG                             182,599   4,215,352       0.2%
    Coltene Holding AG                        2,325     216,428       0.0%
    Conzzeta AG                                 931   1,186,833       0.1%
    Credit Suisse Group AG                  147,392   2,485,947       0.1%
    Credit Suisse Group AG Sponsored ADR     16,869     282,886       0.0%
    Daetwyler Holding AG                      4,169     795,206       0.0%
    DKSH Holding AG                          15,663   1,256,180       0.1%
    dormakaba Holding AG                      1,491   1,153,305       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
SWITZERLAND -- (Continued)
*   Dottikon Es Holding AG                     27 $   19,683       0.0%
#*  Dufry AG                               18,609  2,632,017       0.1%
    Edmond de Rothschild Suisse SA              1     17,753       0.0%
    EFG International AG                   82,007    666,148       0.0%
    Emmi AG                                 1,664  1,342,293       0.1%
    EMS-Chemie Holding AG                     615    379,850       0.0%
    Energiedienst Holding AG                1,258     32,657       0.0%
#*  Evolva Holding SA                     332,230     87,846       0.0%
    Feintool International Holding AG       1,528    174,257       0.0%
    Flughafen Zurich AG                    16,575  3,461,363       0.1%
    Forbo Holding AG                          675    944,195       0.0%
    GAM Holding AG                        140,057  2,235,620       0.1%
    Geberit AG                              2,030    866,266       0.0%
    Georg Fischer AG                        2,629  3,267,997       0.1%
    Givaudan SA                               592  1,317,821       0.1%
    Gurit Holding AG                          331    281,046       0.0%
    Helvetia Holding AG                     5,848  3,473,779       0.1%
    Hiag Immobilien Holding AG              1,342    167,992       0.0%
#   HOCHDORF Holding AG                       837    234,999       0.0%
#   Huber & Suhner AG                       9,286    530,389       0.0%
*   Idorsia, Ltd.                           5,856    134,305       0.0%
    Implenia AG                            12,150    927,483       0.0%
    Inficon Holding AG                        945    565,808       0.0%
    Interroll Holding AG                      407    674,276       0.0%
    Intershop Holding AG                      389    194,167       0.0%
#   Investis Holding SA                       338     21,264       0.0%
    Julius Baer Group, Ltd.                50,459  2,994,657       0.1%
    Jungfraubahn Holding AG                   745    123,274       0.0%
    Kardex AG                               5,120    719,366       0.0%
    Komax Holding AG                        2,903    797,962       0.0%
#   Kudelski SA                            29,355    270,070       0.0%
#   Kuehne + Nagel International AG         2,059    320,578       0.0%
    LafargeHolcim, Ltd.                     5,454    302,978       0.0%
    LafargeHolcim, Ltd.                    28,089  1,567,163       0.1%
#*  Lastminute.com NV                       3,766     57,928       0.0%
    LEM Holding SA                            251    396,356       0.0%
    Liechtensteinische Landesbank AG        6,808    434,974       0.0%
    Logitech International SA(B18ZRK2)     32,900  1,215,430       0.1%
#   Logitech International SA(B1921K0)     29,864  1,105,565       0.1%
    Lonza Group AG                          4,752  1,161,065       0.1%
    Luzerner Kantonalbank AG                2,007  1,082,096       0.1%
#*  MCH Group AG                              200     10,246       0.0%
#   Meier Tobler Group AG                   2,683     88,369       0.0%
    Metall Zug AG Class B                     151    506,522       0.0%
#*  Meyer Burger Technology AG            138,380    171,719       0.0%
    Mikron Holding AG                       4,766     40,181       0.0%
    Mobilezone Holding AG                  16,625    196,678       0.0%
*   Mobimo Holding AG                       4,813  1,243,135       0.1%
    Nestle SA                             110,012  8,522,638       0.3%
    Novartis AG                            52,784  4,063,011       0.2%
    Novartis AG Sponsored ADR              73,269  5,619,000       0.2%
    OC Oerlikon Corp. AG                  153,770  2,482,500       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
SWITZERLAND -- (Continued)
#*  Orascom Development Holding AG         10,410 $  160,402       0.0%
#   Orell Fuessli Holding AG                  184     21,415       0.0%
    Orior AG                                3,765    311,470       0.0%
#   Panalpina Welttransport Holding AG      3,313    419,324       0.0%
    Partners Group Holding AG               1,784  1,301,196       0.1%
    Phoenix Mecano AG                         386    260,484       0.0%
    Plazza AG Class A                         767    175,706       0.0%
#   PSP Swiss Property AG                   8,673    810,378       0.0%
    Rieter Holding AG                       2,697    520,800       0.0%
    Romande Energie Holding SA                 81     94,600       0.0%
    Schaffner Holding AG                      330     98,536       0.0%
    Schindler Holding AG                    1,534    306,952       0.0%
*   Schmolz + Bickenbach AG               380,135    305,999       0.0%
#   Schweiter Technologies AG                 772    878,439       0.0%
    SFS Group AG                            9,443  1,061,735       0.0%
    SGS SA                                    229    556,160       0.0%
    Siegfried Holding AG                    2,697    937,155       0.0%
    Sika AG                                   327  2,372,787       0.1%
    Sonova Holding AG                       5,419    893,017       0.0%
    St Galler Kantonalbank AG               1,510    809,808       0.0%
    Straumann Holding AG                    2,325  1,578,273       0.1%
    Sulzer AG                              11,090  1,275,889       0.1%
#   Sunrise Communications Group AG        26,633  2,087,638       0.1%
    Swatch Group AG (The)(7184725)          3,229  1,550,493       0.1%
    Swatch Group AG (The)(7184736)          9,090    809,952       0.0%
    Swiss Life Holding AG                   6,834  2,390,661       0.1%
    Swiss Prime Site AG                     5,011    469,500       0.0%
    Swiss Re AG                            24,776  2,360,390       0.1%
#   Swisscom AG                             1,621    777,484       0.0%
    Swissquote Group Holding SA             7,592    428,624       0.0%
    Tamedia AG                              1,861    285,289       0.0%
    Tecan Group AG                          3,582    787,595       0.0%
    Temenos Group AG                       15,719  1,977,888       0.1%
    Thurgauer Kantonalbank                    690     72,043       0.0%
*   Tornos Holding AG                       3,870     59,135       0.0%
#   u-blox Holding AG                       5,211    952,161       0.0%
    UBS Group AG(BRJL176)                  91,512  1,536,019       0.1%
*   UBS Group AG(H42097107)                93,702  1,574,194       0.1%
    Valiant Holding AG                     12,334  1,481,034       0.1%
    Valora Holding AG                       3,136  1,048,950       0.0%
    Vaudoise Assurances Holding SA            809    440,615       0.0%
    Vetropack Holding AG                      147    302,219       0.0%
#   Vifor Pharma AG                        18,151  2,864,432       0.1%
*   Von Roll Holding AG                     8,846     11,579       0.0%
    Vontobel Holding AG                    22,978  1,515,341       0.1%
    VP Bank AG                              1,944    317,824       0.0%
    VZ Holding AG                           1,013    284,611       0.0%
    Walliser Kantonalbank                     741     87,842       0.0%
#   Ypsomed Holding AG                      1,711    259,595       0.0%
    Zehnder Group AG                        7,989    334,927       0.0%
    Zug Estates Holding AG Class B            121    207,466       0.0%
    Zuger Kantonalbank AG                      51    318,630       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                        SHARES    VALUE++    OF NET ASSETS**
                                        ------- ------------ ---------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG            11,416 $  3,646,675       0.1%
                                                ------------       ---
TOTAL SWITZERLAND                                146,121,964       5.4%
                                                ------------       ---
UNITED KINGDOM -- (14.4%)
    3i Group P.L.C.                      52,865      682,390       0.0%
    4imprint Group P.L.C.                 1,506       35,644       0.0%
    888 Holdings P.L.C.                 173,714      656,882       0.0%
    A.G. Barr P.L.C.                     70,340      675,676       0.0%
    AA P.L.C.                           199,306      372,556       0.0%
    Acacia Mining P.L.C.                139,309      274,840       0.0%
    Admiral Group P.L.C.                 25,512      698,171       0.0%
    Aggreko P.L.C.                      164,342    1,652,887       0.1%
    Anglo American P.L.C.               450,994   10,611,551       0.4%
    Anglo Pacific Group P.L.C.           84,921      186,662       0.0%
    Anglo-Eastern Plantations P.L.C.      5,452       56,537       0.0%
    Antofagasta P.L.C.                   54,524      728,491       0.0%
    Arrow Global Group P.L.C.           157,546      801,112       0.0%
    Ashmore Group P.L.C.                145,839      823,906       0.0%
    Ashtead Group P.L.C.                 97,961    2,720,645       0.1%
    Associated British Foods P.L.C.      11,073      411,593       0.0%
#   AstraZeneca P.L.C. Sponsored ADR     32,071    1,139,483       0.1%
    Auto Trader Group P.L.C.            202,971      986,261       0.0%
    AVEVA Group P.L.C.                   22,171      654,530       0.0%
    Aviva P.L.C.                        570,076    4,141,981       0.2%
    Avon Rubber P.L.C.                   11,279      208,750       0.0%
    B&M European Value Retail SA        228,620    1,274,016       0.1%
    Babcock International Group P.L.C.  341,379    3,445,767       0.1%
    BAE Systems P.L.C.                  200,216    1,679,855       0.1%
    Balfour Beatty P.L.C.                89,853      362,863       0.0%
    Barclays P.L.C.                     257,747      734,863       0.0%
#   Barclays P.L.C. Sponsored ADR       225,245    2,599,327       0.1%
    Barratt Developments P.L.C.         291,055    2,231,826       0.1%
    BBA Aviation P.L.C.                 373,754    1,638,119       0.1%
    Beazley P.L.C.                      281,428    2,285,849       0.1%
    Bellway P.L.C.                       81,946    3,733,976       0.1%
    Berkeley Group Holdings P.L.C.       51,343    2,874,385       0.1%
    BGEO Group P.L.C.                    24,268    1,160,103       0.1%
    BHP Billiton P.L.C.                   3,376       71,984       0.0%
    BHP Billiton P.L.C. ADR              83,946    3,554,274       0.1%
    Bloomsbury Publishing P.L.C.          6,483       15,756       0.0%
    Bodycote P.L.C.                     137,495    1,692,821       0.1%
    Bovis Homes Group P.L.C.             74,685    1,270,733       0.1%
    BP P.L.C.                           305,632    2,270,222       0.1%
    BP P.L.C. Sponsored ADR             244,019   10,880,814       0.4%
    Braemar Shipping Services P.L.C.     12,010       43,099       0.0%
    Brewin Dolphin Holdings P.L.C.      228,276    1,134,014       0.1%
    British American Tobacco P.L.C.      43,743    2,399,193       0.1%
    Britvic P.L.C.                      130,232    1,287,268       0.1%
    BT Group P.L.C.                      46,311      158,955       0.0%
*   BTG P.L.C.                           52,028      487,760       0.0%
    Bunzl P.L.C.                         25,249      732,134       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Burberry Group P.L.C.                    26,801 $  673,047       0.0%
*   Cairn Energy P.L.C.                     549,225  1,709,411       0.1%
    Cambian Group P.L.C.                    108,530    250,118       0.0%
    Capita P.L.C.                            40,597    106,769       0.0%
    Capital & Counties Properties P.L.C.    167,314    662,193       0.0%
*   Carclo P.L.C.                             6,128      8,340       0.0%
    Card Factory P.L.C.                     101,290    322,221       0.0%
#   Carillion P.L.C.                        406,294     83,409       0.0%
    Carnival P.L.C.                           4,660    302,878       0.0%
#   Carnival P.L.C. ADR                       4,899    316,720       0.0%
    Carr's Group P.L.C.                      10,633     20,258       0.0%
    Castings P.L.C.                           9,986     58,873       0.0%
    Centamin P.L.C.                         841,920  1,819,248       0.1%
    Centaur Media P.L.C.                      3,412      2,485       0.0%
    Centrica P.L.C.                         369,046    778,974       0.0%
    Chemring Group P.L.C.                   206,659    596,521       0.0%
    Chesnara P.L.C.                          56,292    313,634       0.0%
    Cineworld Group P.L.C.                  667,594  2,383,315       0.1%
#*  Circassia Pharmaceuticals P.L.C.         36,010     44,613       0.0%
    Clarkson P.L.C.                           9,524    316,577       0.0%
    Close Brothers Group P.L.C.             108,829  2,291,411       0.1%
    CLS Holdings P.L.C.                      44,648    153,457       0.0%
    CMC Markets P.L.C.                       91,464    238,592       0.0%
*   Cobham P.L.C.                         1,113,930  1,759,312       0.1%
    Coca-Cola HBC AG                         38,901  1,303,215       0.1%
    Communisis P.L.C.                       141,257    118,602       0.0%
    Computacenter P.L.C.                     51,899    901,282       0.0%
    Connect Group P.L.C.                     58,525     48,637       0.0%
    Consort Medical P.L.C.                   19,001    313,273       0.0%
    Costain Group P.L.C.                     92,740    588,869       0.0%
*   Countrywide P.L.C.                       47,661     70,888       0.0%
    Cranswick P.L.C.                         27,796  1,109,490       0.1%
    Crest Nicholson Holdings P.L.C.         230,469  1,545,304       0.1%
    Croda International P.L.C.               20,689  1,265,606       0.1%
    Daejan Holdings P.L.C.                    1,943    159,934       0.0%
    Daily Mail & General Trust P.L.C.        84,439    784,367       0.0%
    Dairy Crest Group P.L.C.                115,297    860,191       0.0%
    DCC P.L.C.                               17,872  1,715,437       0.1%
    De La Rue P.L.C.                         33,691    246,898       0.0%
#   Debenhams P.L.C.                      1,151,498    366,428       0.0%
    Dechra Pharmaceuticals P.L.C.            17,477    656,444       0.0%
    Devro P.L.C.                            123,099    359,250       0.0%
    DFS Furniture P.L.C.                     47,136    147,547       0.0%
    Diageo P.L.C. Sponsored ADR               8,127  1,153,709       0.1%
*   Dialight P.L.C.                           4,498     31,961       0.0%
    Dignity P.L.C.                           15,901    238,528       0.0%
    Diploma P.L.C.                           80,283  1,324,637       0.1%
    Direct Line Insurance Group P.L.C.      367,861  1,890,176       0.1%
    DiscoverIE Group P.L.C.                  24,274    140,366       0.0%
    Dixons Carphone P.L.C.                  650,543  1,813,974       0.1%
    Domino's Pizza Group P.L.C.             233,073  1,161,756       0.1%
    Drax Group P.L.C.                       325,228  1,408,294       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    DS Smith P.L.C.                         348,902 $2,499,364       0.1%
    Dunelm Group P.L.C.                      56,732    440,102       0.0%
    easyJet P.L.C.                           37,817    824,392       0.0%
*   EI Group P.L.C.                         513,543    909,901       0.0%
    Electrocomponents P.L.C.                293,057  2,449,935       0.1%
    Elementis P.L.C.                        282,820  1,101,608       0.0%
*   EnQuest P.L.C.                        1,009,472    497,331       0.0%
    Entertainment One, Ltd.                 146,482    548,673       0.0%
    Equiniti Group P.L.C.                    25,706     96,964       0.0%
    Essentra P.L.C.                         185,137  1,123,568       0.1%
    esure Group P.L.C.                      235,334    728,639       0.0%
    Euromoney Institutional Investor
      P.L.C.                                 15,789    285,333       0.0%
    Evraz P.L.C.                            128,908    811,164       0.0%
    Experian P.L.C.                          52,061  1,192,830       0.1%
    FDM Group Holdings P.L.C.                 7,775    108,904       0.0%
    Fenner P.L.C.                           105,473    881,100       0.0%
    Ferguson P.L.C.                          14,580  1,116,056       0.1%
    Ferrexpo P.L.C.                         288,015    932,502       0.0%
    Fidessa Group P.L.C.                     17,318    935,562       0.0%
*   Findel P.L.C.                            22,193     77,663       0.0%
*   Firstgroup P.L.C.                     1,292,934  2,005,768       0.1%
*   Flybe Group P.L.C.                       63,418     34,122       0.0%
    Foxtons Group P.L.C.                    111,336    118,898       0.0%
    Fresnillo P.L.C.                            219      3,844       0.0%
    Fuller Smith & Turner P.L.C. Class A      7,612     99,358       0.0%
    G4S P.L.C.                              310,844  1,104,343       0.0%
#   Galliford Try P.L.C.                     90,919  1,145,433       0.1%
    Games Workshop Group P.L.C.              14,675    489,391       0.0%
*   Gem Diamonds, Ltd.                      113,921    156,869       0.0%
    Genus P.L.C.                             26,610    920,276       0.0%
    GKN P.L.C.                              225,405  1,431,243       0.1%
    Glencore P.L.C.                         678,513  3,268,395       0.1%
    Go-Ahead Group P.L.C.                    42,202  1,122,157       0.1%
    Gocompare.Com Group P.L.C.               85,784    132,482       0.0%
    Grafton Group P.L.C.                    105,859  1,096,577       0.0%
    Grainger P.L.C.                         197,594    850,970       0.0%
    Greencore Group P.L.C.                  418,285    912,238       0.0%
#   Greene King P.L.C.                      250,424  1,881,415       0.1%
    Greggs P.L.C.                            93,808  1,568,198       0.1%
*   Gulf Keystone Petroleum, Ltd.           129,168    320,628       0.0%
*   Gulf Marine Services P.L.C.              12,484      6,155       0.0%
    GVC CVR                                 462,551     68,965       0.0%
    GVC Holdings P.L.C.                     177,707  2,175,239       0.1%
    Halfords Group P.L.C.                   181,735    947,099       0.0%
    Halma P.L.C.                            134,243  2,252,463       0.1%
    Hargreaves Lansdown P.L.C.               31,344    768,447       0.0%
    Hastings Group Holdings P.L.C.           88,946    337,149       0.0%
    Hays P.L.C.                             792,064  1,951,897       0.1%
    Headlam Group P.L.C.                     33,031    203,113       0.0%
    Helical P.L.C.                          115,769    599,209       0.0%
    Henry Boot P.L.C.                        24,543     96,686       0.0%
    Hikma Pharmaceuticals P.L.C.             28,079    495,101       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Hill & Smith Holdings P.L.C.          59,708 $ 1,089,611       0.0%
    Hilton Food Group P.L.C.               6,128      74,682       0.0%
    Hiscox, Ltd.                         152,619   3,120,842       0.1%
    Hochschild Mining P.L.C.             247,271     715,231       0.0%
    Hogg Robinson Group P.L.C.            16,257      26,411       0.0%
    HomeServe P.L.C.                     142,923   1,452,673       0.1%
    Howden Joinery Group P.L.C.          301,976   1,976,421       0.1%
    HSBC Holdings P.L.C.                 158,693   1,579,944       0.1%
#   HSBC Holdings P.L.C. Sponsored ADR   234,122  11,766,972       0.4%
*   Hunting P.L.C.                       127,774   1,412,077       0.1%
    Huntsworth P.L.C.                     68,679      94,215       0.0%
    Ibstock P.L.C.                       175,928     719,257       0.0%
    IG Group Holdings P.L.C.             175,607   2,005,167       0.1%
    IMI P.L.C.                           134,818   2,020,657       0.1%
    Inchcape P.L.C.                      219,130   2,189,187       0.1%
*   Indivior P.L.C.                      156,209     967,338       0.0%
    Informa P.L.C.                         8,476      86,055       0.0%
    Inmarsat P.L.C.                      106,125     548,270       0.0%
    InterContinental Hotels Group P.L.C.   8,307     524,088       0.0%
#   InterContinental Hotels Group
      P.L.C. ADR                           5,053     321,599       0.0%
    Intermediate Capital Group P.L.C.    126,305   1,881,935       0.1%
    International Consolidated Airlines
      Group SA                            96,420     833,475       0.0%
    International Personal Finance
      P.L.C.                              96,324     322,505       0.0%
#*  Interserve P.L.C.                     84,906     109,478       0.0%
    Intertek Group P.L.C.                 23,108   1,553,857       0.1%
    Investec P.L.C.                      181,198   1,433,415       0.1%
#*  IP Group P.L.C.                      192,653     353,126       0.0%
    ITE Group P.L.C.                     147,327     309,437       0.0%
    ITV P.L.C.                           234,522     487,893       0.0%
    IWG P.L.C.                           381,756   1,296,767       0.1%
    J D Wetherspoon P.L.C.                51,635     824,624       0.0%
    J Sainsbury P.L.C.                   949,387   4,028,406       0.2%
*   Jackpotjoy P.L.C.                     35,179     396,663       0.0%
    James Fisher & Sons P.L.C.            29,965     688,560       0.0%
    Jardine Lloyd Thompson Group P.L.C.   54,508     917,393       0.0%
    JD Sports Fashion P.L.C.             206,970   1,110,253       0.1%
    John Laing Group P.L.C.              114,680     445,562       0.0%
#   John Menzies P.L.C.                   69,325     605,782       0.0%
    John Wood Group P.L.C.               395,249   3,080,950       0.1%
    Johnson Matthey P.L.C.                22,833   1,031,923       0.0%
    Jupiter Fund Management P.L.C.       205,889   1,287,559       0.1%
    Just Group P.L.C.                    312,901     604,782       0.0%
*   KAZ Minerals P.L.C.                  194,533   2,457,924       0.1%
    KCOM Group P.L.C.                    336,371     466,573       0.0%
    Keller Group P.L.C.                   63,995     914,800       0.0%
    Kier Group P.L.C.                     58,814     867,860       0.0%
    Kingfisher P.L.C.                    326,411   1,361,274       0.1%
    Laird P.L.C.                         385,457   1,041,144       0.0%
*   Lamprell P.L.C.                      166,629     211,961       0.0%
    Lancashire Holdings, Ltd.            114,233     936,157       0.0%
*   Laura Ashley Holdings P.L.C.          45,699       2,660       0.0%
    Legal & General Group P.L.C.         457,957   1,696,152       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Liberty Global P.L.C. Class A            12,962 $  390,675       0.0%
*   Liberty Global P.L.C. Class C            31,782    924,856       0.0%
    Lloyds Banking Group P.L.C.           2,242,487  1,988,967       0.1%
    Lloyds Banking Group P.L.C. ADR         139,093    496,562       0.0%
    London Stock Exchange Group P.L.C.       15,430    911,736       0.0%
*   Lonmin P.L.C.                           229,955    185,935       0.0%
    Lookers P.L.C.                          239,426    332,612       0.0%
    Low & Bonar P.L.C.                       63,779     48,603       0.0%
    LSL Property Services P.L.C.             20,195     68,830       0.0%
    Man Group P.L.C.                        834,547  2,072,722       0.1%
*   Management Consulting Group P.L.C.       29,849      1,569       0.0%
    Marks & Spencer Group P.L.C.            464,141  1,835,233       0.1%
    Marshalls P.L.C.                        160,807    944,598       0.0%
    Marston's P.L.C.                        666,487    986,716       0.0%
    McBride P.L.C.(0574635)                 132,338    274,676       0.0%
    McBride P.L.C.(BFX1KB5)               1,985,070      2,733       0.0%
    McCarthy & Stone P.L.C.                 220,053    410,288       0.0%
    Mears Group P.L.C.                       82,339    372,841       0.0%
    Mediclinic International P.L.C.          69,199    636,755       0.0%
    Meggitt P.L.C.                          504,289  3,266,962       0.1%
    Melrose Industries P.L.C.               881,640  2,764,513       0.1%
    Merlin Entertainments P.L.C.            111,392    563,500       0.0%
    Micro Focus International P.L.C.         27,102    467,323       0.0%
    Millennium & Copthorne Hotels P.L.C.    120,611    950,252       0.0%
    Mitchells & Butlers P.L.C.              227,132    880,567       0.0%
    Mitie Group P.L.C.                      227,234    572,569       0.0%
    MJ Gleeson P.L.C.                         5,317     53,557       0.0%
    Mondi P.L.C.                             43,037  1,198,024       0.1%
    Moneysupermarket.com Group P.L.C.       262,533  1,081,358       0.0%
    Morgan Advanced Materials P.L.C.        165,606    782,682       0.0%
    Morgan Sindall Group P.L.C.              24,248    417,795       0.0%
*   Mothercare P.L.C.                        58,226     14,573       0.0%
    N Brown Group P.L.C.                     95,836    269,474       0.0%
    National Express Group P.L.C.           258,412  1,394,486       0.1%
    NCC Group P.L.C.                         66,220    178,155       0.0%
    NEX Group P.L.C.                        146,441  1,987,207       0.1%
    Next P.L.C.                               6,961    502,836       0.0%
    Norcros P.L.C.                           25,367     65,872       0.0%
    Northgate P.L.C.                        119,982    612,556       0.0%
*   Ocado Group P.L.C.                      220,409  1,629,197       0.1%
    Old Mutual P.L.C.                       594,325  2,047,490       0.1%
    On the Beach Group P.L.C.                45,026    378,079       0.0%
    OneSavings Bank P.L.C.                  126,121    685,462       0.0%
*   Ophir Energy P.L.C.                     543,483    450,535       0.0%
    Oxford Instruments P.L.C.                30,145    377,867       0.0%
    Pagegroup P.L.C.                        173,322  1,279,221       0.1%
    Paragon Banking Group P.L.C.            259,961  1,863,729       0.1%
    PayPoint P.L.C.                          27,265    321,030       0.0%
#   Pearson P.L.C.                          120,982  1,387,014       0.1%
    Pearson P.L.C. Sponsored ADR             42,859    489,450       0.0%
    Pendragon P.L.C.                      1,033,708    411,701       0.0%
    Pennon Group P.L.C.                      90,502    859,879       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Persimmon P.L.C.                       63,695 $ 2,379,353       0.1%
#*  Petra Diamonds, Ltd.                  417,086     391,912       0.0%
    Petrofac, Ltd.                        160,588   1,332,664       0.1%
*   Petropavlovsk P.L.C.                1,424,714     135,407       0.0%
    Pets at Home Group P.L.C.             308,557     648,181       0.0%
    Phoenix Group Holdings                268,396   2,899,257       0.1%
    Photo-Me International P.L.C.         144,647     317,170       0.0%
    Playtech P.L.C.                       139,732   1,558,585       0.1%
    Polypipe Group P.L.C.                 159,730     839,498       0.0%
    Porvair P.L.C.                            501       3,385       0.0%
*   Premier Foods P.L.C.                  838,133     430,337       0.0%
*   Premier Oil P.L.C.                    611,698     792,857       0.0%
    Provident Financial P.L.C.             47,438     433,499       0.0%
    Prudential P.L.C.                      55,436   1,425,483       0.1%
    Prudential P.L.C. ADR                   2,030     104,180       0.0%
    PZ Cussons P.L.C.                     125,372     424,444       0.0%
    QinetiQ Group P.L.C.                  510,268   1,613,081       0.1%
    Randgold Resources, Ltd.                2,547     206,520       0.0%
    Rank Group P.L.C.                     109,083     262,738       0.0%
    Rathbone Brothers P.L.C.               21,496     692,510       0.0%
*   Raven Russia, Ltd.                     45,757      28,635       0.0%
*   REA Holdings P.L.C.                     1,822       7,278       0.0%
    Reckitt Benckiser Group P.L.C.          6,876     539,408       0.0%
    Redrow P.L.C.                         164,184   1,414,789       0.1%
    RELX P.L.C.                               950      20,304       0.0%
    RELX P.L.C. Sponsored ADR              32,653     705,958       0.0%
    Renewi P.L.C.                         449,238     444,105       0.0%
    Renishaw P.L.C.                        17,603   1,139,559       0.1%
*   Renold P.L.C.                          12,120       3,935       0.0%
    Rentokil Initial P.L.C.               549,881   2,319,902       0.1%
    Restaurant Group P.L.C. (The)          61,080     255,112       0.0%
*   Rhi Magnesita NV                        7,622     455,421       0.0%
    Ricardo P.L.C.                         23,027     300,553       0.0%
    Rightmove P.L.C.                       30,324   1,901,746       0.1%
    Rio Tinto P.L.C.                        5,471     298,202       0.0%
    Rio Tinto P.L.C. Sponsored ADR         62,149   3,415,088       0.1%
    RM P.L.C.                              14,211      40,532       0.0%
    Robert Walters P.L.C.                  28,473     281,753       0.0%
    Rolls-Royce Holdings
      P.L.C.(BFZWWZ4)                   8,919,517      12,280       0.0%
    Rolls-Royce Holdings
      P.L.C.(B63H849)                     125,627   1,450,885       0.1%
    Rotork P.L.C.                         357,352   1,611,593       0.1%
*   Royal Bank of Scotland Group P.L.C.   179,218     663,680       0.0%
#*  Royal Bank of Scotland Group
      P.L.C. Sponsored ADR                 20,418     152,727       0.0%
    Royal Dutch Shell P.L.C. Class A       67,483   2,347,827       0.1%
    Royal Dutch Shell P.L.C. Class B        6,539     233,435       0.0%
    Royal Dutch Shell P.L.C. Sponsored
      ADR, Class A                        161,774  11,307,989       0.4%
#   Royal Dutch Shell P.L.C. Sponsored
      ADR, Class B                        102,022   7,388,433       0.3%
    Royal Mail P.L.C.                     479,310   3,822,476       0.2%
    RPC Group P.L.C.                      262,503   2,848,388       0.1%
    RPS Group P.L.C.                      161,833     576,553       0.0%
    RSA Insurance Group P.L.C.            121,163   1,093,251       0.0%
    Saga P.L.C.                           378,274     705,306       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                         --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Sage Group P.L.C. (The)                118,808 $1,033,351       0.0%
    Savills P.L.C.                         115,745  1,559,366       0.1%
    Schroders P.L.C.(0239581)                4,732    153,111       0.0%
    Schroders P.L.C.(0240549)                7,255    328,220       0.0%
    SDL P.L.C.                              44,319    237,656       0.0%
    Senior P.L.C.                          339,249  1,376,603       0.1%
*   Serco Group P.L.C.                      31,940     42,208       0.0%
    Severfield P.L.C.                       65,902     71,748       0.0%
    Severn Trent P.L.C.                     17,651    470,007       0.0%
    Shire P.L.C.(B39JBM7)                    3,402    542,381       0.0%
    Shire P.L.C.(B2QKY05)                    8,763    466,629       0.0%
    SIG P.L.C.                             585,916  1,145,418       0.1%
    Sky P.L.C.                              61,716  1,170,971       0.1%
    Smith & Nephew P.L.C.                   40,935    783,948       0.0%
#   Smith & Nephew P.L.C. Sponsored ADR     23,126    898,908       0.0%
    Smiths Group P.L.C.                     55,681  1,220,040       0.1%
    Soco International P.L.C.              152,615    220,823       0.0%
    Softcat P.L.C.                          42,917    403,135       0.0%
    Spectris P.L.C.                         50,464  1,861,972       0.1%
    Speedy Hire P.L.C.                     258,982    191,597       0.0%
    Spirax-Sarco Engineering P.L.C.         21,792  1,727,446       0.1%
    Spire Healthcare Group P.L.C.          152,220    476,161       0.0%
    Spirent Communications P.L.C.          321,554    527,822       0.0%
    Sportech P.L.C.                         45,735     39,334       0.0%
*   Sports Direct International P.L.C.     175,158    969,987       0.0%
    SSE P.L.C.                              85,145  1,615,932       0.1%
    SSP Group P.L.C.                       220,859  1,976,369       0.1%
    St James's Place P.L.C.                 62,285    970,230       0.0%
    St. Ives P.L.C.                        100,683    119,282       0.0%
    St. Modwen Properties P.L.C.           202,306  1,142,163       0.1%
    Stagecoach Group P.L.C.                342,524    731,534       0.0%
    Standard Chartered P.L.C.              346,254  3,637,061       0.1%
    Standard Life Aberdeen P.L.C.          181,121    906,091       0.0%
    Sthree P.L.C.                           61,571    274,150       0.0%
    Stobart Group, Ltd.                    136,352    459,057       0.0%
    Stock Spirits Group P.L.C.              61,782    211,159       0.0%
    Superdry P.L.C.                         43,269    893,915       0.0%
    Synthomer P.L.C.                       166,018  1,126,920       0.1%
#   TalkTalk Telecom Group P.L.C.          176,147    310,708       0.0%
    Tate & Lyle P.L.C.                     223,049  1,761,595       0.1%
    Taylor Wimpey P.L.C.                   790,495  2,081,796       0.1%
    Ted Baker P.L.C.                        16,448    602,597       0.0%
    Telecom Plus P.L.C.                     48,494    718,026       0.0%
    Tesco P.L.C.                         1,185,455  3,839,612       0.2%
    Thomas Cook Group P.L.C.               850,887  1,445,129       0.1%
    Topps Tiles P.L.C.                      82,834     79,205       0.0%
    TP ICAP P.L.C.                         236,645  1,532,944       0.1%
    Travis Perkins P.L.C.                  160,344  2,792,187       0.1%
    Trifast P.L.C.                          26,856     96,115       0.0%
    Trinity Mirror P.L.C.                  269,168    314,973       0.0%
    TT Electronics P.L.C.                   90,893    279,218       0.0%
    TUI AG(5666292)                         86,705  1,960,384       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    TUI AG(B11LJN4)                       44,549 $    1,007,429       0.0%
*   Tullow Oil P.L.C.                  1,219,868      3,817,542       0.2%
    U & I Group P.L.C.                    94,803        285,657       0.0%
    UBM P.L.C.                           101,704      1,354,034       0.1%
    UDG Healthcare P.L.C.                 46,436        583,417       0.0%
    Ultra Electronics Holdings P.L.C.     63,422      1,227,477       0.1%
    United Utilities Group P.L.C.         36,035        367,462       0.0%
*   Vectura Group P.L.C.                 471,621        525,920       0.0%
    Vedanta Resources P.L.C.              40,013        400,445       0.0%
    Vesuvius P.L.C.                      116,628        941,869       0.0%
    Victrex P.L.C.                        43,643      1,571,390       0.1%
    Virgin Money Holdings UK P.L.C.      228,560        874,112       0.0%
    Vitec Group P.L.C. (The)              11,083        181,613       0.0%
    Vodafone Group P.L.C.              1,755,059      5,121,631       0.2%
    Vodafone Group P.L.C. Sponsored
      ADR                                142,624      4,194,577       0.2%
*   Volex P.L.C.                           2,165          2,266       0.0%
    Weir Group P.L.C. (The)                8,404        245,916       0.0%
    WH Smith P.L.C.                       54,039      1,448,417       0.1%
    Whitbread P.L.C.                      15,605        918,153       0.0%
    William Hill P.L.C.                  481,604      1,937,090       0.1%
    Wincanton P.L.C.                      34,495        113,114       0.0%
*   Wizz Air Holdings P.L.C.               3,856        169,319       0.0%
    WM Morrison Supermarkets P.L.C.    1,351,214      4,506,519       0.2%
    WPP P.L.C.                             6,645        114,029       0.0%
#   WPP P.L.C. Sponsored ADR              10,444        894,215       0.0%
    Xaar P.L.C.                           22,436        109,272       0.0%
    XP Power, Ltd.                         4,192        201,499       0.0%
    ZPG P.L.C.                           110,503        544,775       0.0%
                                                 --------------      ----
TOTAL UNITED KINGDOM                                419,081,568      15.5%
                                                 --------------      ----
TOTAL COMMON STOCKS                               2,650,710,128      98.2%
                                                 --------------      ----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
    Bayerische Motoren Werke AG            6,663        643,302       0.0%
    Biotest AG                            12,291        391,542       0.0%
    Draegerwerk AG & Co. KGaA              5,906        434,507       0.0%
    Fuchs Petrolub SE                     28,799      1,546,362       0.1%
    Henkel AG & Co. KGaA                   2,922        371,342       0.0%
    Jungheinrich AG                       27,352      1,153,489       0.1%
    Porsche Automobil Holding SE          20,578      1,748,494       0.1%
    Sartorius AG                           6,448        990,418       0.0%
    Schaeffler AG                          2,972         45,997       0.0%
    Sixt SE                               11,719        957,638       0.0%
    STO SE & Co. KGaA                      1,007        134,229       0.0%
    Villeroy & Boch AG                     8,449        188,686       0.0%
    Volkswagen AG                         25,998      5,361,693       0.2%
                                                 --------------      ----
TOTAL GERMANY                                        13,967,699       0.5%
                                                 --------------      ----
TOTAL PREFERRED STOCKS                               13,967,699       0.5%
                                                 --------------      ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRIA -- (0.0%)
 *     Intercell AG Rights 05/16/13        1,270 $           --        0.0%
                                                 --------------      -----
 FRANCE -- (0.0%)
 *     Archos Warrants 12/31/18           19,979          1,052        0.0%
 *     Maurel et prom Rights 12/31/00    105,117             --        0.0%
                                                 --------------      -----
 TOTAL FRANCE                                             1,052        0.0%
                                                 --------------      -----
 HONG KONG -- (0.0%)
 *     International Standard
         Resources Holdings, Ltd.
         Warrants 05/10/18               324,900            414        0.0%
                                                 --------------      -----
 NETHERLANDS -- (0.0%)
 *     Fletcher Building, Ltd.
         Rights 05/18/18                     853             --        0.0%
                                                 --------------      -----
 NEW ZEALAND -- (0.0%)
 *     Fletcher Building, Ltd.
         Rights 05/18/18                  28,718             --        0.0%
                                                 --------------      -----
 SINGAPORE -- (0.0%)
 *     Ezion Holdings, Ltd. Warrants
         04/16/23                        926,726             --        0.0%
 *     Thomson Medical Group, Ltd.
         Warrants 04/24/19             1,423,200          6,440        0.0%
                                                 --------------      -----
 TOTAL SINGAPORE                                          6,440        0.0%
                                                 --------------      -----
 SPAIN -- (0.0%)
 *     Quabit Inmobiliaria SA Rights
         05/11/18                         29,263          1,625        0.0%
                                                 --------------      -----
 UNITED STATES -- (0.0%)
 *     QLT, Inc. Warrants 11/23/17         3,731             --        0.0%
 *     QLT, Inc. Warrants 11/23/17
         Class A                           3,731             --        0.0%
                                                 --------------      -----
 TOTAL UNITED STATES                                         --        0.0%
                                                 --------------      -----
 TOTAL RIGHTS/WARRANTS                                    9,531        0.0%
                                                 --------------      -----
 TOTAL INVESTMENT SECURITIES                      2,664,687,358
                                                 --------------

                                                    VALUE+
                                                 --------------
 SECURITIES LENDING COLLATERAL -- (8.2%)
 (S)@  DFA Short Term Investment Fund 20,491,503    237,086,694        8.8%
                                                 --------------      -----
 TOTAL INVESTMENTS -- (100.0%)
       (Cost $2,333,369,304)                     $2,901,774,052      107.5%
                                                 ==============      =====

At April 30, 2018, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                  UNREALIZED
                     NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
 DESCRIPTION         CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
 -----------         --------- ---------- ---------- ---------- --------------
 LONG POSITION CONTRACTS:
 S&P 500(R) Emini
   Index                60      06/15/18  $8,009,005 $7,941,000    $(68,005)
                                          ---------- ----------    --------
 TOTAL FUTURES
   CONTRACTS                              $8,009,005 $7,941,000    $(68,005)
                                          ========== ==========    ========

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ---------------------------------------------------
                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                           ------------  -------------- ------- --------------
Common Stocks
   Australia               $  3,646,289  $  157,181,160   --    $  160,827,449
   Austria                           --      23,177,227   --        23,177,227
   Belgium                      643,314      45,714,506   --        46,357,820
   Canada                   218,225,554           2,552   --       218,228,106
   Denmark                           --      48,904,333   --        48,904,333
   Finland                           --      60,137,193   --        60,137,193
   France                       647,457     177,411,651   --       178,059,108
   Germany                    4,266,222     170,563,801   --       174,830,023
   Hong Kong                    350,204      75,157,841   --        75,508,045
   Ireland                    2,436,445      12,868,045   --        15,304,490
   Israel                     1,149,267      19,196,262   --        20,345,529
   Italy                        609,064      96,066,651   --        96,675,715
   Japan                     10,704,308     676,804,762   --       687,509,070
   Netherlands                8,588,622      60,271,632   --        68,860,254
   New Zealand                    6,399      13,628,379   --        13,634,778
   Norway                       299,057      27,120,479   --        27,419,536
   Portugal                          --      10,528,248   --        10,528,248
   Singapore                     25,979      30,066,931   --        30,092,910
   Spain                      2,375,809      56,715,406   --        59,091,215
   Sweden                       205,269      69,810,278   --        70,015,547
   Switzerland                8,973,046     137,148,918   --       146,121,964
   United Kingdom            63,641,630     355,439,938   --       419,081,568
Preferred Stocks
   Germany                           --      13,967,699   --        13,967,699
Rights/Warrants
   France                            --           1,052   --             1,052
   Hong Kong                         --             414   --               414
   Singapore                         --           6,440   --             6,440
   Spain                             --           1,625   --             1,625
   Securities Lending
     Collateral                      --     237,086,694   --       237,086,694
   Futures Contracts**          (68,005)             --   --           (68,005)
                           ------------  --------------   --    --------------
TOTAL                      $326,725,930  $2,574,980,117   --    $2,901,706,047
                           ============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
COMMON STOCKS -- (97.9%)
AUSTRALIA -- (4.3%)
    Accent Group, Ltd.                           46,597 $   43,784       0.0%
    Adairs, Ltd.                                 11,388     18,151       0.0%
    Ainsworth Game Technology, Ltd.              27,497     39,431       0.0%
*   Alkane Resources, Ltd.                       46,527      9,763       0.0%
    Ansell, Ltd.                                 26,315    514,141       0.1%
    AP Eagers, Ltd.                              17,709    117,120       0.0%
    Asaleo Care, Ltd.                            49,545     48,200       0.0%
*   Atlas Iron, Ltd.                            376,885      8,438       0.0%
    AUB Group, Ltd.                               4,290     45,361       0.0%
    Ausdrill, Ltd.                               62,695    131,133       0.0%
    Austal, Ltd.                                 71,408     94,744       0.0%
*   Austin Engineering, Ltd.                     60,306     11,075       0.0%
*   Australian Agricultural Co., Ltd.           100,941     83,274       0.0%
    Australian Pharmaceutical Industries, Ltd.   83,687     84,980       0.0%
*   Australian Property Systems, Ltd.            24,818    101,631       0.0%
    Australian Vintage, Ltd.                     55,331     24,912       0.0%
    Auswide Bank, Ltd.                            2,707     10,911       0.0%
    Automotive Holdings Group, Ltd.              44,555    112,822       0.0%
*   Avanco Resources, Ltd.                      169,200     20,337       0.0%
    AVJennings, Ltd.                             21,750     11,621       0.0%
    Baby Bunting Group, Ltd.                     11,571     11,816       0.0%
    Bank of Queensland, Ltd.                     69,499    523,626       0.1%
*   Base Resources, Ltd.                        116,490     22,268       0.0%
    Beach Energy, Ltd.                          379,085    447,093       0.1%
*   Beadell Resources, Ltd.                     165,633     10,001       0.0%
    Bega Cheese, Ltd.                            30,799    164,147       0.1%
    Bell Financial Group, Ltd.                   35,130     19,137       0.0%
    Bendigo & Adelaide Bank, Ltd.                84,738    674,447       0.1%
    BlueScope Steel, Ltd.                        94,666  1,163,393       0.2%
    Brickworks, Ltd.                             15,540    186,358       0.1%
    BWX, Ltd.                                    11,988     45,483       0.0%
    Cabcharge Australia, Ltd.                    25,878     35,815       0.0%
    Capilano Honey, Ltd.                          1,390     15,772       0.0%
    Capitol Health, Ltd.                        113,336     23,333       0.0%
*   Cardno, Ltd.                                 46,369     42,157       0.0%
*   Carnegie Clean Energy, Ltd.                 328,120      7,357       0.0%
*   Cash Converters International, Ltd.          74,180     19,424       0.0%
    Cedar Woods Properties, Ltd.                 12,073     55,547       0.0%
    Cleanaway Waste Management, Ltd.            428,442    508,794       0.1%
    Codan, Ltd.                                  10,864     20,119       0.0%
    Collins Foods, Ltd.                          20,876     84,004       0.0%
*   Cooper Energy, Ltd.                         293,501     75,957       0.0%
*   CSG, Ltd.                                    55,439     16,682       0.0%
    CSR, Ltd.                                    91,879    387,673       0.1%
*   Decmil Group, Ltd.                           36,279     34,110       0.0%
    Domain Holdings Australia, Ltd.              40,869     94,754       0.0%
    Donaco International, Ltd.                   33,958      6,480       0.0%
    Downer EDI, Ltd.                            121,502    625,344       0.1%
    DWS, Ltd.                                     9,297      8,703       0.0%
    Eclipx Group, Ltd.                           38,929     94,825       0.0%
*   Energy World Corp., Ltd.                     74,723     11,263       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                 SHARES  VALUE++  OF NET ASSETS**
                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
    EQT Holdings, Ltd.                             3,890 $ 61,517       0.0%
    Estia Health, Ltd.                            42,677  113,737       0.0%
    Event Hospitality and Entertainment, Ltd.     16,148  168,900       0.1%
    Evolution Mining, Ltd.                       183,463  438,558       0.1%
    Experience Co., Ltd.                          42,884   18,865       0.0%
    Fairfax Media, Ltd.                          419,619  224,606       0.1%
    Finbar Group, Ltd.                            16,583   12,734       0.0%
    Fleetwood Corp., Ltd.                         13,313   22,198       0.0%
    Freedom Foods Group, Ltd.                      3,713   16,174       0.0%
    G8 Education, Ltd.                            79,037  134,270       0.0%
    GBST Holdings, Ltd.                            7,067   11,919       0.0%
    Genworth Mortgage Insurance Australia, Ltd.   48,163   83,872       0.0%
    GrainCorp, Ltd. Class A                       46,735  310,975       0.1%
    Greencross, Ltd.                              20,523   81,836       0.0%
    GWA Group, Ltd.                               29,399   84,879       0.0%
    Harvey Norman Holdings, Ltd.                 111,502  293,917       0.1%
    Healthscope, Ltd.                            232,253  423,150       0.1%
    Helloworld Travel, Ltd.                        6,616   23,107       0.0%
*   Horizon Oil, Ltd.                            289,312   31,272       0.0%
    HT&E, Ltd.                                    44,205   77,691       0.0%
    Huon Aquaculture Group, Ltd.                   4,197   14,675       0.0%
*   Imdex, Ltd.                                   64,661   60,297       0.0%
    IMF Bentham, Ltd.                             28,229   52,829       0.0%
    Incitec Pivot, Ltd.                          293,099  834,077       0.2%
    Independence Group NL                        103,322  397,484       0.1%
    Integral Diagnostics, Ltd.                     9,719   17,158       0.0%
    IOOF Holdings, Ltd.                           52,858  354,979       0.1%
    IPH, Ltd.                                     17,569   48,180       0.0%
    iSelect, Ltd.                                 25,043   10,748       0.0%
    iSentia Group, Ltd.                           29,441   17,675       0.0%
    IVE Group, Ltd.                               16,896   28,274       0.0%
    Japara Healthcare, Ltd.                       50,504   72,080       0.0%
*   Kingsgate Consolidated, Ltd.                  27,223    5,808       0.0%
    LifeHealthcare Group, Ltd.                    11,328   30,841       0.0%
    Link Administration Holdings, Ltd.            52,184  324,707       0.1%
    MACA, Ltd.                                    33,221   32,175       0.0%
*   Macmahon Holdings, Ltd.                      171,639   28,208       0.0%
    Mantra Group, Ltd.                            47,875  142,170       0.0%
    MaxiTRANS Industries, Ltd.                    29,804   15,281       0.0%
*   Mayne Pharma Group, Ltd.                     223,325  113,849       0.0%
    McPherson's, Ltd.                             19,400   18,219       0.0%
*   Medusa Mining, Ltd.                           16,023    6,718       0.0%
    Melbourne IT, Ltd.                            21,121   58,645       0.0%
*   Mermaid Marine Australia, Ltd.               199,841   35,310       0.0%
*   Mesoblast, Ltd.                               39,034   42,911       0.0%
    Metals X, Ltd.                                70,760   41,446       0.0%
    Metcash, Ltd.                                178,959  483,030       0.1%
    Michael Hill International, Ltd.(BD8D249)     12,726    9,724       0.0%
    Michael Hill International, Ltd.(BD8D250)     35,939   27,528       0.0%
    Monash IVF Group, Ltd.                        26,751   23,537       0.0%
    Money3 Corp., Ltd.                            20,036   26,663       0.0%
    Mortgage Choice, Ltd.                         16,038   21,040       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                 SHARES  VALUE++  OF NET ASSETS**
                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
    Myer Holdings, Ltd.                           98,154 $ 28,344       0.0%
    MYOB Group, Ltd.                              82,108  200,203       0.1%
    MyState, Ltd.                                 15,257   53,365       0.0%
    Navigator Global Investments, Ltd.            21,454   61,688       0.0%
*   NetComm Wireless, Ltd.                         6,775    6,992       0.0%
    New Hope Corp., Ltd.                          43,647   71,005       0.0%
    Nine Entertainment Co. Holdings, Ltd.        135,796  240,472       0.1%
*   NRW Holdings, Ltd.                            69,032   66,183       0.0%
    Nufarm, Ltd.                                  36,917  252,337       0.1%
    oOh!media, Ltd.                               26,631   97,246       0.0%
    Orica, Ltd.                                   52,426  781,101       0.2%
    Orora, Ltd.                                  209,617  525,727       0.1%
    OZ Minerals, Ltd.                             63,230  436,348       0.1%
    Pacific Current Group, Ltd.                    8,711   41,138       0.0%
    Pacific Energy, Ltd.                          43,074   17,289       0.0%
*   Paladin Energy, Ltd.                           4,661      440       0.0%
*   Panoramic Resources, Ltd.                     79,564   31,542       0.0%
    Paragon Care, Ltd.                            31,051   17,041       0.0%
    Peet, Ltd.                                    63,144   67,119       0.0%
*   Peninsula Energy, Ltd.                        50,597    9,460       0.0%
*   Perseus Mining, Ltd.                         282,700   97,091       0.0%
    Pioneer Credit, Ltd.                           6,528   17,118       0.0%
*   PMP, Ltd.                                     46,886    9,868       0.0%
    Premier Investments, Ltd.                     19,763  233,351       0.1%
    Primary Health Care, Ltd.                     98,083  279,628       0.1%
    Prime Media Group, Ltd.                       41,520    9,038       0.0%
    QMS Media, Ltd.                               32,974   26,035       0.0%
    Qube Holdings, Ltd.                          214,220  369,205       0.1%
*   Quintis, Ltd.                                 48,109    9,381       0.0%
*   Ramelius Resources, Ltd.                      71,883   27,744       0.0%
    RCR Tomlinson, Ltd.                           28,542   86,984       0.0%
    Reject Shop, Ltd. (The)                        9,026   50,017       0.0%
    Resolute Mining, Ltd.                        159,907  136,564       0.0%
    Retail Food Group, Ltd.                       15,756   10,901       0.0%
    Ridley Corp., Ltd.                            58,051   55,654       0.0%
    Ruralco Holdings, Ltd.                         9,807   23,187       0.0%
    RXP Services, Ltd.                            37,395   15,996       0.0%
    Sandfire Resources NL                         29,617  175,284       0.1%
    Select Harvests, Ltd.                         21,658  101,403       0.0%
*   Senex Energy, Ltd.                           216,337   67,146       0.0%
    Servcorp, Ltd.                                 9,721   34,926       0.0%
    Service Stream, Ltd.                          42,137   50,028       0.0%
    Seven Group Holdings, Ltd.                    22,169  302,293       0.1%
    Seven West Media, Ltd.                       174,143   72,424       0.0%
    Sigma Healthcare, Ltd.                       198,428  115,302       0.0%
    Silver Chef, Ltd.                              5,652   14,705       0.0%
*   Silver Lake Resources, Ltd.                  101,360   42,475       0.0%
    Sims Metal Management, Ltd.                   36,285  438,529       0.1%
*   Sino Gas & Energy Holdings, Ltd.             364,745   46,444       0.0%
*   Southern Cross Electrical Engineering, Ltd.   14,718    7,475       0.0%
    Southern Cross Media Group, Ltd.              91,893   79,570       0.0%
    SpeedCast International, Ltd.                 36,267  161,081       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                          SHARES    VALUE++   OF NET ASSETS**
                                                          ------- ----------- ---------------
AUSTRALIA -- (Continued)
    SRG, Ltd.                                              11,007 $    15,161       0.0%
*   Stanmore Coal, Ltd.                                    33,371      17,353       0.0%
    Star Entertainment Grp, Ltd. (The)                    136,934     541,886       0.1%
    Steadfast Group, Ltd.                                 145,759     300,128       0.1%
*   Sundance Energy Australia, Ltd.                       355,953      16,549       0.0%
    Sunland Group, Ltd.                                    37,093      49,052       0.0%
    Super Retail Group, Ltd.                               27,118     146,615       0.0%
    Superloop, Ltd.                                        16,309      23,158       0.0%
    Tabcorp Holdings, Ltd.                                130,697     429,777       0.1%
    Tassal Group, Ltd.                                     36,455     106,202       0.0%
    Thorn Group, Ltd.                                      31,128      14,315       0.0%
    Tox Free Solutions, Ltd.                               36,401      94,194       0.0%
    TPG Telecom, Ltd.                                      52,980     222,229       0.1%
*   Troy Resources, Ltd.                                   40,490       3,975       0.0%
    Villa World, Ltd.                                      20,592      38,234       0.0%
*   Village Roadshow, Ltd.                                 14,192      23,050       0.0%
*   Virgin Australia Holdings, Ltd.                       312,176      51,510       0.0%
    Virtus Health, Ltd.                                    14,910      63,235       0.0%
    Vita Group, Ltd.                                       10,007       8,139       0.0%
    Vocus Group, Ltd.                                     120,188     220,887       0.1%
    Webster, Ltd.                                          12,558      14,660       0.0%
    Western Areas, Ltd.                                    57,495     148,053       0.0%
*   Westgold Resources, Ltd.                               42,898      47,483       0.0%
    Whitehaven Coal, Ltd.                                 103,977     358,539       0.1%
    WorleyParsons, Ltd.                                    41,109     501,068       0.1%
    WPP AUNZ, Ltd.                                         45,871      31,640       0.0%
                                                                  -----------       ---
TOTAL AUSTRALIA                                                    22,657,133       4.3%
                                                                  -----------       ---
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG                                    764      89,357       0.0%
    Austria Technologie & Systemtechnik AG                  7,093     175,145       0.0%
    EVN AG                                                  7,066     144,667       0.0%
*   FACC AG                                                 3,572      87,677       0.0%
    Porr AG                                                 1,672      59,505       0.0%
*   Raiffeisen Bank International AG                       27,085     914,283       0.2%
    Semperit AG Holding                                     1,193      26,314       0.0%
    Strabag SE                                              2,562     105,428       0.0%
    UBM Development AG                                        742      37,455       0.0%
    UNIQA Insurance Group AG                               34,746     416,061       0.1%
    Verbund AG                                             13,532     419,075       0.1%
    Vienna Insurance Group AG Wiener Versicherung Gruppe    7,650     248,666       0.1%
    Voestalpine AG                                         10,404     548,886       0.1%
    Wienerberger AG                                        21,092     531,474       0.1%
                                                                  -----------       ---
TOTAL AUSTRIA                                                       3,803,993       0.7%
                                                                  -----------       ---
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV                               3,824     690,024       0.2%
    Ageas                                                  32,566   1,742,037       0.3%
*   AGFA-Gevaert NV                                        42,412     151,207       0.0%
    Atenor                                                    876      49,475       0.0%
    Banque Nationale de Belgique                               33     117,350       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                             SHARES   VALUE++   OF NET ASSETS**
                                                             ------- ---------- ---------------
BELGIUM -- (Continued)
    Barco NV                                                     581 $   75,054       0.0%
    Bekaert SA                                                 6,125    257,278       0.1%
    Cie d'Entreprises CFE                                      1,222    153,816       0.0%
    Cie Immobiliere de Belgique SA                               463     30,358       0.0%
    Colruyt SA                                                 3,678    206,966       0.1%
    D'ieteren SA                                               5,926    252,223       0.1%
    Deceuninck NV                                             15,841     56,011       0.0%
    Euronav NV                                                35,584    287,121       0.1%
*   Exmar NV                                                   8,225     57,446       0.0%
    Jensen-Group NV                                              937     50,357       0.0%
*   Nyrstar NV                                                18,297    126,263       0.0%
    Ontex Group NV                                            16,190    414,991       0.1%
    Orange Belgium SA                                          6,896    143,139       0.0%
    Picanol                                                      480     53,167       0.0%
    RealDolmen                                                   571     25,329       0.0%
    Recticel SA                                               10,448    130,456       0.0%
    Resilux                                                      214     36,340       0.0%
    Sioen Industries NV                                        1,845     67,930       0.0%
    Sipef SA                                                   1,098     79,329       0.0%
    TER Beke SA                                                  132     26,954       0.0%
*   Tessenderlo Group SA                                       6,868    287,928       0.1%
                                                                     ----------       ---
TOTAL BELGIUM                                                         5,568,549       1.1%
                                                                     ----------       ---
BRAZIL -- (1.7%)
    Aliansce Shopping Centers SA                              36,078    177,239       0.0%
*   Alliar Medicos A Frente SA                                 2,300      9,526       0.0%
    Anima Holding SA                                           6,600     38,622       0.0%
*   B2W Cia Digital                                           41,771    344,594       0.1%
*   Brasil Brokers Participacoes SA                           29,012      4,638       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas      8,900     33,840       0.0%
    Cia de Locacao das Americas                                7,400     64,216       0.0%
    Cia Hering                                                15,600     85,054       0.0%
*   Cia Siderurgica Nacional SA                              140,700    352,634       0.1%
*   Construtora Tenda SA                                      13,921    101,372       0.0%
*   Cosan Logistica SA                                        32,578    101,365       0.0%
    CSU Cardsystem SA                                          4,000     11,589       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes   73,400    291,237       0.1%
*   Direcional Engenharia SA                                  18,100     31,465       0.0%
    Duratex SA                                                93,795    286,483       0.1%
    Embraer SA                                                70,489    445,486       0.1%
    Embraer SA ADR                                            17,660    445,385       0.1%
*   Eternit SA                                                23,800      4,824       0.0%
*   Even Construtora e Incorporadora SA                       55,700     72,026       0.0%
    Ez Tec Empreendimentos e Participacoes SA                 14,904     85,513       0.0%
    Fibria Celulose SA                                        38,805    762,209       0.2%
    Fras-Le SA                                                 7,200     11,283       0.0%
*   Gafisa SA                                                 16,628     55,913       0.0%
    Gerdau SA                                                 20,900     83,941       0.0%
    Grendene SA                                               19,100    149,007       0.0%
    Guararapes Confeccoes SA                                   1,800     70,393       0.0%
*   Helbor Empreendimentos SA                                 58,415     24,178       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                  SHARES   VALUE++   OF NET ASSETS**
                                                                                  ------- ---------- ---------------
BRAZIL -- (Continued)
    Iguatemi Empresa de Shopping Centers SA                                        18,298 $  186,469       0.1%
    Industrias Romi SA                                                              4,100      9,456       0.0%
    International Meal Co. Alimentacao SA                                          38,953     90,622       0.0%
    Iochpe-Maxion SA                                                               29,526    236,835       0.1%
*   JHSF Participacoes SA                                                          40,400     19,374       0.0%
*   JSL SA                                                                         13,500     27,168       0.0%
*   Kepler Weber SA                                                                 3,700     12,621       0.0%
    Kroton Educacional SA                                                         175,000    699,860       0.1%
    Linx SA                                                                        20,100    128,293       0.0%
    Magnesita Refratarios SA                                                        7,240    118,834       0.0%
    Mahle-Metal Leve SA                                                             9,500     66,575       0.0%
    Marcopolo SA                                                                      502        466       0.0%
*   Marfrig Global Foods SA                                                        69,200    156,447       0.0%
*   Marisa Lojas SA                                                                20,600     34,635       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                                   40,100     39,834       0.0%
    MRV Engenharia e Participacoes SA                                              80,100    342,972       0.1%
    Multiplan Empreendimentos Imobiliarios SA                                      16,320    309,890       0.1%
*   Paranapanema SA                                                                82,350     30,324       0.0%
    Porto Seguro SA                                                                28,084    362,353       0.1%
    Portobello SA                                                                  14,500     21,275       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA                             4,997      8,059       0.0%
*   Restoque Comercio e Confeccoes de Roupas SA                                     3,837     33,387       0.0%
*   Santos Brasil Participacoes SA                                                 72,800     68,785       0.0%
    Sao Martinho SA                                                                36,952    179,106       0.0%
    SLC Agricola SA                                                                15,900    202,971       0.1%
*   Springs Global Participacoes SA                                                 5,000     13,502       0.0%
    Sul America SA                                                                 76,686    473,268       0.1%
    Suzano Papel e Celulose SA                                                     57,927    678,946       0.1%
    T4F Entretenimento SA                                                           9,300     26,574       0.0%
*   Technos SA                                                                     16,200     12,439       0.0%
*   Tecnisa SA                                                                     32,211     14,528       0.0%
*   Terra Santa Agro SA                                                             2,100      8,452       0.0%
    TPI - Triunfo Participacoes e Investimentos SA                                 16,300     11,586       0.0%
    Tupy SA                                                                        13,396     72,272       0.0%
    Usinas Siderurgicas de Minas Gerais SA                                         19,900     72,995       0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao
      S.A                                                                          18,559     96,948       0.0%
*   Vulcabras Azaleia SA                                                            4,100      9,808       0.0%
                                                                                          ----------       ---
TOTAL BRAZIL                                                                               9,021,961       1.7%
                                                                                          ----------       ---
CANADA -- (5.5%)
*   5N Plus, Inc.                                                                  15,800     36,917       0.0%
    Acadian Timber Corp.                                                            1,500     23,003       0.0%
*   Advantage Oil & Gas, Ltd.                                                      36,000    114,677       0.0%
    Aecon Group, Inc.                                                              12,000    168,698       0.0%
    AGF Management, Ltd. Class B                                                   13,600     74,676       0.0%
    AGT Food & Ingredients, Inc.                                                    2,300     29,378       0.0%
    AirBoss of America Corp.                                                        3,100     34,261       0.0%
    AKITA Drilling, Ltd. Class A                                                    1,700      9,665       0.0%
*   Alacer Gold Corp.                                                              78,423    130,099       0.0%
    Alamos Gold, Inc. Class A(BYNBW45)                                              1,380      7,452       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                                             58,660    317,069       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                    SHARES  VALUE++  OF NET ASSETS**
                                                    ------- -------- ---------------
CANADA -- (Continued)
    Alaris Royalty Corp.                              8,600 $114,068       0.0%
    Algoma Central Corp.                              2,700   31,943       0.0%
*   Alio Gold, Inc.                                   7,744   15,139       0.0%
*   Americas Silver Corp.                             8,600   32,955       0.0%
*   Amerigo Resources, Ltd.                          25,000   19,861       0.0%
*   Argonaut Gold, Inc.                              44,440   85,491       0.0%
*   Asanko Gold, Inc.                                15,970   17,787       0.0%
*   Athabasca Oil Corp.                              92,302  109,271       0.0%
*   ATS Automation Tooling Systems, Inc.             14,973  204,896       0.1%
    AutoCanada, Inc.                                  5,578   94,795       0.0%
*   B2Gold Corp.                                    181,300  521,046       0.1%
*   Baytex Energy Corp.                              50,169  224,675       0.1%
    Birchcliff Energy, Ltd.                          35,045  126,920       0.0%
    Black Diamond Group, Ltd.                         9,300   17,746       0.0%
*   BlackPearl Resources, Inc.                       68,400   74,050       0.0%
*   BNK Petroleum, Inc.                              23,000   10,390       0.0%
    Bonavista Energy Corp.                           48,061   59,143       0.0%
    Bonterra Energy Corp.                             5,043   62,058       0.0%
*   BSM Technologies, Inc.                            8,500    8,540       0.0%
*   Calfrac Well Services, Ltd.                      22,700  118,455       0.0%
    Cameco Corp.                                     69,821  735,215       0.2%
    Canaccord Genuity Group, Inc.                    23,900  112,990       0.0%
*   Canacol Energy, Ltd.                             28,200   94,223       0.0%
    Canadian Western Bank                            17,480  463,837       0.1%
*   Canfor Corp.                                     12,000  275,618       0.1%
    Canfor Pulp Products, Inc.                        5,700   80,132       0.0%
    CanWel Building Materials Group, Ltd.            10,700   55,836       0.0%
*   Capstone Mining Corp.                            75,200   65,598       0.0%
    Cardinal Energy, Ltd.                            25,299  102,067       0.0%
    Cascades, Inc.                                   17,400  166,011       0.0%
*   Cathedral Energy Services, Ltd.                  11,100   13,573       0.0%
*   Celestica, Inc.(2263362)                         13,781  158,638       0.0%
*   Celestica, Inc.(2262659)                         13,739  157,998       0.0%
*   Centerra Gold, Inc.                              48,546  296,429       0.1%
    Cervus Equipment Corp.                            2,400   24,693       0.0%
    Chesswood Group, Ltd.                             1,300   10,824       0.0%
*   China Gold International Resources Corp., Ltd.   61,049  124,100       0.0%
    Cogeco, Inc.                                      1,200   61,498       0.0%
*   Colabor Group, Inc.                               7,000    3,326       0.0%
    Cona Resources, Ltd.                              9,000   17,804       0.0%
*   Copper Mountain Mining Corp.                     29,510   27,351       0.0%
    Corus Entertainment, Inc. Class B                25,485  127,033       0.0%
    Cott Corp.                                       15,120  216,210       0.1%
    Crescent Point Energy Corp.                      97,460  853,947       0.2%
*   Crew Energy, Inc.                                31,300   63,626       0.0%
*   Delphi Energy Corp.                              52,500   40,072       0.0%
*   Detour Gold Corp.                                39,922  288,544       0.1%
    DHX Media, Ltd.                                  10,353   28,222       0.0%
    Dorel Industries, Inc. Class B                    6,200  134,001       0.0%
*   DREAM Unlimited Corp. Class A                    14,400  107,331       0.0%
*   Dundee Precious Metals, Inc.                     32,900   83,534       0.0%
*   Dynacor Gold Mines, Inc.                          5,700    8,346       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
CANADA -- (Continued)
    E-L Financial Corp., Ltd.                                     200 $125,387       0.0%
*   Echelon Financial Holdings, Inc.                            2,200   20,476       0.0%
    ECN Capital Corp.                                          66,622  176,420       0.0%
*   Eldorado Gold Corp.                                       102,027   96,945       0.0%
    Element Fleet Management Corp.                             47,757  180,398       0.0%
*   Endeavour Mining Corp.                                     13,900  237,197       0.1%
    Enerflex, Ltd.                                             15,170  185,379       0.0%
*   Energy Fuels, Inc.                                         20,200   35,871       0.0%
    Enerplus Corp.                                             39,787  461,721       0.1%
    Ensign Energy Services, Inc.                               33,162  158,843       0.0%
    Equitable Group, Inc.                                       2,653  119,679       0.0%
*   Essential Energy Services Trust                            18,500    8,933       0.0%
    Exchange Income Corp.                                       1,500   35,434       0.0%
    Exco Technologies, Ltd.                                     6,700   50,878       0.0%
*   EXFO, Inc.                                                  7,100   26,267       0.0%
    Fiera Capital Corp.                                         7,500   66,124       0.0%
*   First Majestic Silver Corp.                                31,084  201,909       0.0%
*   Fortress Global Enterprises, Inc.                             300      701       0.0%
*   Fortuna Silver Mines, Inc.                                 34,221  194,300       0.0%
*   Frontera Energy Corp.                                       1,140   35,320       0.0%
*   GDI Integrated Facility Services, Inc.                      1,700   21,873       0.0%
*   Gear Energy, Ltd.                                          28,000   20,499       0.0%
    Genworth MI Canada, Inc.                                    9,200  297,364       0.1%
    GMP Capital, Inc.                                           7,200   18,001       0.0%
    goeasy, Ltd.                                                  700   20,445       0.0%
*   GoGold Resources, Inc.                                     13,500    4,521       0.0%
*   Gran Tierra Energy, Inc.                                   82,360  271,337       0.1%
    Granite Oil Corp.                                           5,100   11,281       0.0%
*   Guyana Goldfields, Inc.                                    34,600  134,201       0.0%
*   Heroux-Devtek, Inc.                                         6,600   75,512       0.0%
    High Arctic Energy Services, Inc.                           6,500   20,199       0.0%
    High Liner Foods, Inc.                                      4,800   41,123       0.0%
*   Home Capital Group, Inc.                                   13,754  154,149       0.0%
    Horizon North Logistics, Inc.                              39,300   72,543       0.0%
    HudBay Minerals, Inc.                                      59,909  418,539       0.1%
    Hudson's Bay Co.                                           15,500  109,615       0.0%
*   IAMGOLD Corp.                                             105,073  574,487       0.1%
*   Indigo Books & Music, Inc.                                  2,000   30,141       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.    9,954  418,100       0.1%
*   Interfor Corp.                                             14,244  266,364       0.1%
*   Intertain Group, Ltd. (The)                                 3,800   46,200       0.0%
*   Iron Bridge Resources, Inc.                                56,000   21,372       0.0%
    K-Bro Linen, Inc.                                             500   13,828       0.0%
*   Kelt Exploration, Ltd.                                     30,390  192,193       0.0%
*   Kinross Gold Corp.                                        207,543  803,371       0.2%
    Kirkland Lake Gold, Ltd.                                   17,300  301,819       0.1%
*   Klondex Mines, Ltd.                                         3,600    8,804       0.0%
    KP Tissue, Inc.                                             1,600   13,421       0.0%
    Laurentian Bank of Canada                                   9,292  356,859       0.1%
    Leon's Furniture, Ltd.                                      5,300   70,091       0.0%
    Linamar Corp.                                               7,461  418,100       0.1%
    Liquor Stores N.A., Ltd.                                    5,600   45,011       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                                SHARES  VALUE++  OF NET ASSETS**
                                                ------- -------- ---------------
CANADA -- (Continued)
    Lundin Mining Corp.                          96,028 $635,724       0.1%
    Magellan Aerospace Corp.                      2,979   44,919       0.0%
*   Major Drilling Group International, Inc.     15,600   78,003       0.0%
    Mandalay Resources Corp.                     53,311    8,719       0.0%
    Maple Leaf Foods, Inc.                       13,400  323,011       0.1%
    Martinrea International, Inc.                18,300  218,354       0.1%
    Maxar Technologies, Ltd.                      8,182  370,244       0.1%
    Mediagrif Interactive Technologies, Inc.      1,200   10,271       0.0%
*   MEG Energy Corp.                             52,509  271,552       0.1%
    Melcor Developments, Ltd.                     4,500   50,469       0.0%
    Mullen Group, Ltd.                           21,438  242,940       0.1%
*   Neptune Technologies & Bioressources, Inc.    6,300   17,861       0.0%
    Nevsun Resources, Ltd.                       70,114  195,497       0.0%
*   New Gold, Inc.                              122,858  288,019       0.1%
    North American Construction Group, Ltd.       5,900   33,315       0.0%
*   NuVista Energy, Ltd.                         35,200  231,112       0.1%
*   Obsidian Energy, Ltd.                       112,964  124,934       0.0%
    OceanaGold Corp.                            131,628  354,712       0.1%
    Osisko Gold Royalties, Ltd.                  25,128  245,223       0.1%
*   Painted Pony Energy, Ltd.                    26,332   57,424       0.0%
    Pan American Silver Corp.                    28,308  456,385       0.1%
*   Paramount Resources, Ltd. Class A            16,672  238,009       0.1%
*   Pengrowth Energy Corp.                       99,442   89,068       0.0%
*   Petrus Resources, Ltd.                        2,600    2,288       0.0%
    Peyto Exploration & Development Corp.        19,578  185,114       0.0%
*   PHX Energy Services Corp.                    11,400   20,777       0.0%
*   Pine Cliff Energy, Ltd.                      52,651   12,302       0.0%
    Pizza Pizza Royalty Corp.                     4,500   48,472       0.0%
    Polaris Infrastructure, Inc.                  3,600   53,582       0.0%
*   Precision Drilling Corp.                     66,800  238,283       0.1%
*   Premier Gold Mines, Ltd.                     31,683   67,119       0.0%
*   Pretium Resources, Inc.                       7,600   51,142       0.0%
    Quarterhill, Inc.                            24,899   37,428       0.0%
*   Raging River Exploration, Inc.               39,122  217,556       0.1%
    Reitmans Canada, Ltd. Class A                10,700   33,168       0.0%
    Rocky Mountain Dealerships, Inc.              2,700   25,992       0.0%
    Rogers Sugar, Inc.                           18,600   86,919       0.0%
    Russel Metals, Inc.                           1,300   29,545       0.0%
*   Sandstorm Gold, Ltd.                         35,799  165,619       0.0%
    Secure Energy Services, Inc.                 32,181  202,518       0.1%
*   SEMAFO, Inc.                                 65,870  204,184       0.1%
*   Seven Generations Energy, Ltd. Class A       28,364  404,711       0.1%
    ShawCor, Ltd.                                12,272  237,421       0.1%
*   Sierra Wireless, Inc.                         6,100  105,661       0.0%
*   Spartan Energy Corp.                         34,800  172,382       0.0%
    Sprott, Inc.                                 26,400   69,909       0.0%
*   SSR Mining, Inc.                             27,198  278,552       0.1%
    Stantec, Inc.                                11,422  290,632       0.1%
*   Stars Group, Inc. (The)(BDG1ML2)              8,457  263,436       0.1%
*   Stars Group, Inc. (The)(BDG1MJ0)              9,824  305,596       0.1%
*   Storm Resources, Ltd.                         5,400   11,398       0.0%
*   Street Capital Group, Inc.                    9,000    5,257       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                  ---------- ----------- ---------------
CANADA -- (Continued)
    Stuart Olson, Inc.                                 4,700 $    26,978       0.0%
    Supremex, Inc.                                     3,300      10,666       0.0%
    Surge Energy, Inc.                                52,857      98,390       0.0%
    Tahoe Resources, Inc.                             66,848     336,856       0.1%
*   Tamarack Valley Energy, Ltd.                      29,100      80,685       0.0%
*   Taseko Mines, Ltd.                                51,903      61,849       0.0%
*   Teranga Gold Corp.                                20,300      77,472       0.0%
    TFI International, Inc.                           11,959     346,210       0.1%
    Tidewater Midstream and Infrastructure, Ltd.      40,500      41,006       0.0%
    Timbercreek Financial Corp.                       11,800      84,276       0.0%
*   TMAC Resources, Inc.                               3,800      22,286       0.0%
    TORC Oil & Gas, Ltd.                              31,137     176,547       0.0%
*   Torex Gold Resources, Inc.                        10,364     106,550       0.0%
    Torstar Corp. Class B                             19,300      27,809       0.0%
    Total Energy Services, Inc.                       10,432     110,661       0.0%
    Tourmaline Oil Corp.                              31,100     584,964       0.1%
    TransAlta Corp.                                   62,614     329,663       0.1%
    Transcontinental, Inc. Class A                    12,600     265,356       0.1%
*   TransGlobe Energy Corp.                           19,000      34,184       0.0%
*   Trican Well Service, Ltd.                         71,676     190,919       0.0%
*   Trinidad Drilling, Ltd.                           59,757      86,567       0.0%
*   Trisura Group, Ltd.                                  700      13,494       0.0%
*   Turquoise Hill Resources, Ltd.                    27,328      80,880       0.0%
    Uni-Select, Inc.                                   7,900     122,258       0.0%
*   UrtheCast Corp.                                   14,100       3,404       0.0%
    Wajax Corp.                                        4,300      79,238       0.0%
*   Wesdome Gold Mines, Ltd.                          10,524      15,492       0.0%
*   Western Energy Services Corp.                     20,500      18,681       0.0%
    Western Forest Products, Inc.                     77,905     168,073       0.0%
    WestJet Airlines, Ltd.                             2,556      45,488       0.0%
    Whitecap Resources, Inc.                          83,279     603,212       0.1%
*   Xtreme Drilling Corp.                              9,697      15,105       0.0%
    Yamana Gold, Inc.                                210,760     605,712       0.1%
*   Yangarra Resources, Ltd.                          16,000      79,505       0.0%
*   Yellow Pages, Ltd.                                   400       2,184       0.0%
                                                             -----------       ---
TOTAL CANADA                                                  28,948,644       5.5%
                                                             -----------       ---
CHILE -- (0.3%)
    Besalco SA                                        11,628      13,393       0.0%
    CAP SA                                            15,899     184,491       0.1%
*   Cia Sud Americana de Vapores SA                3,372,880     150,902       0.0%
    Empresa Nacional de Telecomunicaciones SA          9,231     108,791       0.0%
*   Empresas AquaChile SA                             25,817      16,274       0.0%
    Empresas Hites SA                                 12,280      12,569       0.0%
*   Empresas La Polar SA                             500,443      40,561       0.0%
    Grupo Security SA                                236,229     120,074       0.0%
    Inversiones Aguas Metropolitanas SA               39,956      75,280       0.0%
    Inversiones La Construccion SA                     5,977     118,400       0.0%
    Itau CorpBanca(BYT25P4)                       18,449,805     188,455       0.1%
    Itau CorpBanca(BZ30DD5)                              900      13,680       0.0%
*   Masisa SA                                        372,415      34,552       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
CHILE -- (Continued)
    PAZ Corp. SA                                                        12,816 $   20,137       0.0%
    Ripley Corp. SA                                                    159,706    173,090       0.1%
    Salfacorp SA                                                        78,027    149,374       0.0%
    Sigdo Koppers SA                                                    25,064     47,829       0.0%
*   SMU SA                                                              32,179     10,177       0.0%
    Sociedad Matriz SAAM SA                                            862,403     89,738       0.0%
    Socovesa SA                                                         54,873     36,714       0.0%
    Vina Concha y Toro SA                                               58,420    133,299       0.0%
                                                                               ----------       ---
TOTAL CHILE                                                                     1,737,780       0.3%
                                                                               ----------       ---
CHINA -- (8.5%)
*   21Vianet Group, Inc. ADR                                            19,792    104,304       0.0%
    361 Degrees International, Ltd.                                    173,000     54,702       0.0%
    Agile Group Holdings, Ltd.                                         322,000    635,175       0.1%
#*  Alibaba Pictures Group, Ltd.                                     2,550,000    287,249       0.1%
    AMVIG Holdings, Ltd.                                                64,000     16,454       0.0%
    Angang Steel Co., Ltd. Class H                                     176,000    188,659       0.1%
#*  Anton Oilfield Services Group                                      342,000     47,876       0.0%
*   Aowei Holdings, Ltd.                                                46,000     11,405       0.0%
*   Art Group Holdings, Ltd.                                           215,000      8,342       0.0%
    Asia Cement China Holdings Corp.                                   100,500     53,808       0.0%
*   Asia Resources Holdings, Ltd.                                      490,000      5,296       0.0%
    ATA, Inc. ADR                                                        3,000     15,540       0.0%
#   AVIC International Holdings, Ltd. Class H                           88,000     60,588       0.0%
    AviChina Industry & Technology Co., Ltd. Class H                   502,000    316,512       0.1%
#   BAIC Motor Corp., Ltd. Class H                                     214,000    206,575       0.1%
    Bank of Chongqing Co., Ltd. Class H                                124,500     94,106       0.0%
    Bank of Tianjin Co., Ltd. Class H                                   42,000     24,908       0.0%
    Bank of Zhengzhou Co., Ltd. Class H                                 28,000     13,226       0.0%
*   Baoye Group Co., Ltd. Class H                                       46,000     30,550       0.0%
    BBI Life Sciences Corp.                                             36,000     14,830       0.0%
#   BBMG Corp. Class H                                                 181,000     82,555       0.0%
    Beijing Capital International Airport Co., Ltd. Class H            186,000    253,327       0.1%
    Beijing Capital Land, Ltd. Class H                                 276,000    146,987       0.0%
*   Beijing Enterprises Environment Group, Ltd.                        129,000     14,698       0.0%
    Beijing Enterprises Holdings, Ltd.                                 109,500    546,941       0.1%
#*  Beijing Enterprises Medical & Health Group, Ltd.                   972,000     49,294       0.0%
    Beijing Enterprises Water Group, Ltd.                            1,174,000    681,604       0.1%
    Beijing North Star Co., Ltd. Class H                               176,000     62,686       0.0%
*   Beijing Properties Holdings, Ltd.                                  452,000     16,324       0.0%
    Beijing Urban Construction Design & Development Group Co., Ltd.
      Class H                                                           83,000     40,891       0.0%
#   Best Pacific International Holdings, Ltd.                           46,000     18,117       0.0%
*   BII Railway Transportation Technology Holdings Co., Ltd.            88,000      7,135       0.0%
*   Bitauto Holdings, Ltd. ADR                                           6,297    133,307       0.0%
*   Boer Power Holdings, Ltd.                                           32,000      6,127       0.0%
#   BYD Electronic International Co., Ltd.                             138,500    211,186       0.1%
*   C.banner International Holdings, Ltd.                              226,000     70,594       0.0%
    Cabbeen Fashion, Ltd.                                               48,000     16,856       0.0%
*   Capital Environment Holdings, Ltd.                               1,066,000     35,690       0.0%
#*  CAR, Inc.                                                          162,000    154,478       0.0%
#*  Carnival Group International Holdings, Ltd.                      2,120,000     93,001       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                --------- ---------- ---------------
CHINA -- (Continued)
    Carpenter Tan Holdings, Ltd.                                    6,000 $    4,268       0.0%
    Carrianna Group Holdings Co., Ltd.                            118,000     16,475       0.0%
    Central China Real Estate, Ltd.                               207,000     94,488       0.0%
#   Central China Securities Co., Ltd. Class H                    208,000     79,296       0.0%
*   Century Sunshine Group Holdings, Ltd.                         300,000      9,343       0.0%
*   CGN Meiya Power Holdings Co., Ltd.                            292,000     39,275       0.0%
    Changshouhua Food Co., Ltd.                                    36,000     17,122       0.0%
#   Chaowei Power Holdings, Ltd.                                  164,000     91,581       0.0%
#*  Chiho Environmental Group, Ltd.                                94,000     46,029       0.0%
    China Aerospace International Holdings, Ltd.                  502,000     53,532       0.0%
    China Agri-Industries Holdings, Ltd.                          513,000    215,315       0.1%
    China All Access Holdings, Ltd.                               282,000     73,579       0.0%
    China Aoyuan Property Group, Ltd.                             293,000    235,381       0.1%
    China BlueChemical, Ltd. Class H                              446,000    117,220       0.0%
*   China Chengtong Development Group, Ltd.                       638,000     30,419       0.0%
    China Cinda Asset Management Co., Ltd. Class H                414,000    147,759       0.0%
    China Coal Energy Co., Ltd. Class H                           408,000    176,879       0.0%
    China Communications Services Corp., Ltd. Class H             610,000    382,970       0.1%
    China Conch Venture Holdings, Ltd.                            307,500    954,651       0.2%
*   China Daye Non-Ferrous Metals Mining, Ltd.                    566,000      5,916       0.0%
    China Development Bank Financial Leasing Co., Ltd. Class H    108,000     23,047       0.0%
#*  China Dynamics Holdings, Ltd.                                 520,000     10,182       0.0%
    China Eastern Airlines Corp., Ltd. Class H                     56,000     46,260       0.0%
    China Electronics Huada Technology Co., Ltd.                  258,000     40,886       0.0%
    China Electronics Optics Valley Union Holding Co., Ltd.       656,000     53,999       0.0%
*   China Energine International Holding, Ltd.                    550,000     22,684       0.0%
    China Energy Engineering Corp., Ltd. Class H                  616,000    120,558       0.0%
    China Everbright Water, Ltd.                                   61,600     19,439       0.0%
*   China Fiber Optic Network System Group, Ltd.                  344,000      5,755       0.0%
    China Financial Services Holdings, Ltd.                       244,000     21,697       0.0%
*   China Fire Safety Enterprise Group, Ltd.                      295,000     13,629       0.0%
#   China Foods, Ltd.                                             156,000     71,612       0.0%
*   China Glass Holdings, Ltd.                                     94,000      8,562       0.0%
    China Hanking Holdings, Ltd.                                  103,000     14,167       0.0%
#*  China Harmony New Energy Auto Holding, Ltd.                   209,500    117,828       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.        79,000    115,068       0.0%
#   China Hongqiao Group, Ltd.                                    250,000    271,955       0.1%
*   China Huiyuan Juice Group, Ltd.                               110,500     28,439       0.0%
    China Jinmao Holdings Group, Ltd.                             918,000    519,658       0.1%
    China Lesso Group Holdings, Ltd.                              358,000    275,920       0.1%
    China Lilang, Ltd.                                             90,000    112,871       0.0%
    China Merchants Land, Ltd.                                    330,000     69,258       0.0%
*   China Modern Dairy Holdings, Ltd.                             370,000     62,754       0.0%
    China National Building Material Co., Ltd. Class H            962,200  1,124,132       0.2%
*   China New Town Development Co., Ltd.                          462,500     16,418       0.0%
    China NT Pharma Group Co., Ltd.                                71,000     17,471       0.0%
*   China Nuclear Energy Technology Corp., Ltd.                    80,000     13,704       0.0%
*   China Oceanwide Holdings, Ltd.                                724,000     39,477       0.0%
    China Oil & Gas Group, Ltd.                                 1,080,000     80,668       0.0%
    China Oilfield Services, Ltd. Class H                         218,000    217,498       0.1%
#   China Oriental Group Co., Ltd.                                232,000    166,250       0.0%
#   China Overseas Grand Oceans Group, Ltd.                       394,500    171,250       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                   SHARES   VALUE++  OF NET ASSETS**
                                                                  --------- -------- ---------------
CHINA -- (Continued)
    China Pioneer Pharma Holdings, Ltd.                              35,000 $ 11,253       0.0%
*   China Properties Group, Ltd.                                    101,000   19,402       0.0%
    China Reinsurance Group Corp. Class H                         1,163,000  245,018       0.1%
    China Resources Cement Holdings, Ltd.                           482,000  505,656       0.1%
*   China Ruifeng Renewable Energy Holdings, Ltd.                   152,000   13,359       0.0%
*   China Rundong Auto Group, Ltd.                                   44,000   17,893       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                         169,000   65,084       0.0%
    China SCE Property Holdings, Ltd.                               409,000  205,241       0.1%
#*  China Shengmu Organic Milk, Ltd.                                806,000   93,940       0.0%
    China Shineway Pharmaceutical Group, Ltd.                        71,000  145,597       0.0%
    China Silver Group, Ltd.                                        242,000   44,502       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.                 159,000   57,267       0.0%
#   China South City Holdings, Ltd.                                 732,000  159,157       0.0%
    China Southern Airlines Co., Ltd. Class H                       294,000  316,568       0.1%
    China Starch Holdings, Ltd.                                     520,000   19,758       0.0%
    China Sunshine Paper Holdings Co., Ltd.                         110,500   31,663       0.0%
*   China Tianrui Group Cement Co., Ltd.                             32,000   25,452       0.0%
    China Traditional Chinese Medicine Holdings Co., Ltd.           462,000  397,265       0.1%
    China Travel International Investment Hong Kong, Ltd.           538,000  200,591       0.1%
    China Vast Industrial Urban Development Co., Ltd.                68,000   34,947       0.0%
#*  China Water Industry Group, Ltd.                                260,000   53,538       0.0%
    China XLX Fertiliser, Ltd.                                      112,000   44,042       0.0%
#*  China Yurun Food Group, Ltd.                                    311,000   48,857       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                    255,500  206,607       0.1%
#   China Zhongwang Holdings, Ltd.                                  432,000  242,045       0.1%
    Chinasoft International, Ltd.                                   430,000  316,013       0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H                340,000   32,765       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H               526,000  402,376       0.1%
    Chu Kong Shipping Enterprise Group Co., Ltd.                     78,000   20,005       0.0%
    CIFI Holdings Group Co., Ltd.                                   644,000  507,116       0.1%
*   CIMC Enric Holdings, Ltd.                                       128,000  132,400       0.0%
*   CITIC Dameng Holdings, Ltd.                                     249,000   12,429       0.0%
    CITIC Resources Holdings, Ltd.                                  702,000   79,066       0.0%
    Citychamp Watch & Jewellery Group, Ltd.                         160,000   34,195       0.0%
    Clear Media, Ltd.                                                36,000   27,521       0.0%
*   Coastal Greenland, Ltd.                                         292,000   13,242       0.0%
*   COFCO Meat Holdings, Ltd.                                       456,000   70,647       0.0%
#   Cogobuy Group                                                   142,000   68,674       0.0%
    Comba Telecom Systems Holdings, Ltd.                            386,193   54,881       0.0%
    Concord New Energy Group, Ltd.                                1,350,000   63,425       0.0%
*   Coolpad Group, Ltd.                                               6,594       65       0.0%
*   COSCO SHIPPING Development Co., Ltd. Class H                    845,000  156,484       0.0%
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H          348,000  171,840       0.0%
*   Coslight Technology International Group Co., Ltd.                32,000   12,646       0.0%
    Cosmo Lady China Holdings Co., Ltd.                             175,000  112,028       0.0%
    CP Pokphand Co., Ltd.                                         1,350,000  121,623       0.0%
    CPMC Holdings, Ltd.                                              72,000   44,389       0.0%
#   CRCC High-Tech Equipment Corp., Ltd. Class H                     94,500   20,839       0.0%
    CSC Financial Co., Ltd. Class H                                  15,500   12,792       0.0%
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H     70,000   90,987       0.0%
    CT Environmental Group, Ltd.                                    532,000   80,945       0.0%
    Da Ming International Holdings, Ltd.                             72,000   22,773       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE++  OF NET ASSETS**
                                                                --------- -------- ---------------
CHINA -- (Continued)
    Dah Chong Hong Holdings, Ltd.                                 220,000 $116,855       0.0%
    Dalian Port PDA Co., Ltd. Class H                             434,000   70,506       0.0%
*   Daphne International Holdings, Ltd.                           328,000   16,827       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                         92,000   50,806       0.0%
*   Differ Group Holding Co., Ltd.                                190,000   14,262       0.0%
#*  Digital China Holdings, Ltd.                                  199,000  113,409       0.0%
#*  Dongfang Electric Corp., Ltd. Class H                          94,400   73,645       0.0%
    Dongyue Group, Ltd.                                           141,000  117,390       0.0%
#   Dynagreen Environmental Protection Group Co., Ltd. Class H     86,000   44,386       0.0%
    E-Commodities Holdings, Ltd.                                  444,000   35,274       0.0%
*   eHi Car Services, Ltd. Sponsored ADR                            7,508   98,130       0.0%
    EVA Precision Industrial Holdings, Ltd.                       314,000   48,930       0.0%
    Everbright Securities Co., Ltd. Class H                        27,200   32,640       0.0%
#   Fantasia Holdings Group Co., Ltd.                             432,000   84,962       0.0%
    Far East Horizon, Ltd.                                        510,000  506,066       0.1%
*   Feiyu Technology International Co., Ltd.                      118,500   11,548       0.0%
#   First Tractor Co., Ltd. Class H                                66,000   23,032       0.0%
    Fufeng Group, Ltd.                                            397,000  221,233       0.1%
#*  GCL-Poly Energy Holdings, Ltd.                              3,421,000  423,160       0.1%
    Gemdale Properties & Investment Corp., Ltd.                   938,000  106,389       0.0%
*   Glorious Property Holdings, Ltd.                              777,000   62,950       0.0%
    Golden Eagle Retail Group, Ltd.                                48,000   55,141       0.0%
    Golden Meditech Holdings, Ltd.                                136,000   14,715       0.0%
    Golden Throat Holdings Group Co., Ltd.                         21,500    4,659       0.0%
    Golden Wheel Tiandi Holdings Co., Ltd.                        110,000   10,872       0.0%
    Goldlion Holdings, Ltd.                                        60,000   24,844       0.0%
#   GOME Retail Holdings, Ltd.                                  2,806,000  301,832       0.1%
#*  Grand Baoxin Auto Group, Ltd.                                 129,000   53,843       0.0%
    Greatview Aseptic Packaging Co., Ltd.                         205,000  135,865       0.0%
    Greenland Hong Kong Holdings, Ltd.                            219,000  100,900       0.0%
#   Greentown China Holdings, Ltd.                                163,500  215,464       0.1%
    Guangdong Yueyun Transportation Co., Ltd. Class H              35,000   20,150       0.0%
    Guangshen Railway Co., Ltd. Class H                           366,000  212,232       0.1%
    Guangzhou R&F Properties Co., Ltd. Class H                    203,600  484,079       0.1%
*   Guodian Technology & Environment Group Corp., Ltd. Class H    101,000    6,030       0.0%
    Guolian Securities Co., Ltd. Class H                          118,000   41,259       0.0%
    Guorui Properties, Ltd.                                       215,000   70,840       0.0%
*   Haichang Ocean Park Holdings, Ltd.                            264,000   64,336       0.0%
*   Harbin Bank Co., Ltd. Class H                                 258,000   69,991       0.0%
    Harbin Electric Co., Ltd. Class H                             166,000   48,538       0.0%
    Harmonicare Medical Holdings, Ltd.                            118,000   36,327       0.0%
#   HC International, Inc.                                        104,500   70,445       0.0%
    Hengdeli Holdings, Ltd.                                       480,000   21,852       0.0%
*   Hi Sun Technology China, Ltd.                                 480,000   73,456       0.0%
    Hilong Holding, Ltd.                                          231,000   35,022       0.0%
    Hisense Kelon Electrical Holdings Co., Ltd. Class H            65,000   66,010       0.0%
    HKC Holdings, Ltd.                                             41,000   30,555       0.0%
    HNA Infrastructure Co., Ltd. Class H                           31,000   41,039       0.0%
*   Honghua Group, Ltd.                                           573,000   57,228       0.0%
    Honworld Group, Ltd.                                           49,000   22,110       0.0%
    Hopson Development Holdings, Ltd.                             168,000  178,724       0.0%
#   HOSA International, Ltd.                                      162,000   58,653       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                     SHARES   VALUE++  OF NET ASSETS**
                                                    --------- -------- ---------------
CHINA -- (Continued)
*   Hua Han Health Industry Holdings, Ltd.            764,000 $ 19,351       0.0%
    Huaneng Renewables Corp., Ltd. Class H          1,274,000  565,787       0.1%
    Huishang Bank Corp., Ltd. Class H                 158,000   76,148       0.0%
*   Hydoo International Holding, Ltd.                 256,000   15,265       0.0%
#   Inner Mongolia Yitai Coal Co., Ltd. Class H        28,300   32,782       0.0%
    Jiangnan Group, Ltd.                              280,000   16,725       0.0%
    Jiangxi Copper Co., Ltd. Class H                  254,000  361,111       0.1%
*   Jiayuan International Group, Ltd.                 136,000  252,349       0.1%
*   JinkoSolar Holding Co., Ltd. ADR                    8,648  158,950       0.0%
    Joy City Property, Ltd.                           934,000  144,152       0.0%
    Ju Teng International Holdings, Ltd.              206,000   40,098       0.0%
*   Jutal Offshore Oil Services, Ltd.                  50,000   11,209       0.0%
    K Wah International Holdings, Ltd.                329,338  202,153       0.1%
*   Kaisa Group Holdings, Ltd.                        927,000  495,188       0.1%
    Kangda International Environmental Co., Ltd.      216,000   37,023       0.0%
*   Kasen International Holdings, Ltd.                136,000   31,563       0.0%
    Kingboard Chemical Holdings, Ltd.                 164,000  667,200       0.1%
    Kingboard Laminates Holdings, Ltd.                237,500  316,562       0.1%
*   Kong Sun Holdings, Ltd.                         1,375,000   38,616       0.0%
    Kunlun Energy Co., Ltd.                           598,000  512,017       0.1%
    KWG Property Holding, Ltd.                        327,500  441,156       0.1%
    Lai Fung Holdings, Ltd.                            20,400   30,344       0.0%
    Lee & Man Chemical Co., Ltd.                       50,000   37,964       0.0%
    Lee & Man Paper Manufacturing, Ltd.               353,000  388,822       0.1%
    Legend Holdings Corp. Class H                      72,100  240,659       0.1%
#   Lenovo Group, Ltd.                              1,544,000  733,054       0.2%
    Leoch International Technology, Ltd.              122,000   18,400       0.0%
*   Li Ning Co., Ltd.                                 143,500  161,575       0.0%
*   Lianhua Supermarket Holdings Co., Ltd. Class H     74,000   19,859       0.0%
*   Lifestyle China Group, Ltd.                       194,000   84,999       0.0%
    LK Technology Holdings, Ltd.                      115,000   20,249       0.0%
    Logan Property Holdings Co., Ltd.                  22,000   32,256       0.0%
    Longfor Properties Co., Ltd.                      269,500  806,002       0.2%
    Lonking Holdings, Ltd.                            461,000  209,488       0.1%
#   Luye Pharma Group, Ltd.                           211,500  224,231       0.1%
*   Maanshan Iron & Steel Co., Ltd. Class H           406,000  199,287       0.1%
    Maoye International Holdings, Ltd.                188,000   19,957       0.0%
    Metallurgical Corp. of China, Ltd. Class H         67,000   21,394       0.0%
    Minmetals Land, Ltd.                              340,000   64,589       0.0%
    MOBI Development Co., Ltd.                         68,000    7,026       0.0%
    Modern Land China Co., Ltd.                       247,600   46,267       0.0%
*   New World Department Store China, Ltd.            124,000   28,542       0.0%
    Nine Dragons Paper Holdings, Ltd.                 249,000  371,373       0.1%
*   North Mining Shares Co., Ltd.                   2,930,000   54,122       0.0%
    NVC Lighting Holdings, Ltd.                       337,000   34,083       0.0%
#*  O-Net Technologies Group, Ltd.                     85,000   54,295       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.          50,000   30,660       0.0%
#*  Ozner Water International Holding, Ltd.           117,000   31,896       0.0%
    Pacific Online, Ltd.                              100,000   15,755       0.0%
#*  Panda Green Energy Group, Ltd.                    916,000   97,667       0.0%
*   Parkson Retail Group, Ltd.                        316,500   38,822       0.0%
#   PAX Global Technology, Ltd.                       197,000   89,112       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                         SHARES   VALUE++  OF NET ASSETS**
                                                                        --------- -------- ---------------
CHINA -- (Continued)
    Phoenix Media Investment Holdings, Ltd.                               268,000 $ 28,538       0.0%
    Poly Culture Group Corp., Ltd. Class H                                 18,400   31,217       0.0%
*   Poly Property Group Co., Ltd.                                         533,000  247,732       0.1%
#   Pou Sheng International Holdings, Ltd.                                498,000   83,037       0.0%
    Powerlong Real Estate Holdings, Ltd.                                  329,000  169,647       0.0%
*   Prosperity International Holdings HK, Ltd.                          1,120,000    9,984       0.0%
*   PW Medtech Group, Ltd.                                                206,000   38,601       0.0%
    Qingdao Port International Co., Ltd. Class H                          272,000  222,776       0.1%
#   Qinhuangdao Port Co., Ltd. Class H                                    148,000   39,186       0.0%
#   Red Star Macalline Group Corp., Ltd. Class H                          123,000  165,165       0.0%
*   Renhe Commercial Holdings Co., Ltd.                                 3,770,000   76,023       0.0%
*   Rentian Technology Holdings, Ltd.                                     740,000   34,760       0.0%
*   REXLot Holdings, Ltd.                                               3,600,000   18,681       0.0%
#*  Ronshine China Holdings, Ltd.                                          71,500  106,059       0.0%
*   Royale Furniture Holdings, Ltd.                                       190,000   17,374       0.0%
    Sany Heavy Equipment International Holdings Co., Ltd.                 250,000   77,504       0.0%
    Seaspan Corp.                                                          19,451  149,578       0.0%
#*  Semiconductor Manufacturing International Corp.                       515,000  662,338       0.1%
*   Semiconductor Manufacturing International Corp. ADR                    22,919  148,515       0.0%
#   Shandong Chenming Paper Holdings, Ltd. Class H                         62,000   94,142       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H               420,000  258,106       0.1%
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                       42,000   42,767       0.0%
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H    608,000   10,380       0.0%
    Shanghai Haohai Biological Technology Co., Ltd. Class H                 9,900   64,732       0.0%
    Shanghai Industrial Holdings, Ltd.                                    130,000  340,898       0.1%
    Shanghai Industrial Urban Development Group, Ltd.                     396,000   85,167       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H       290,000  119,937       0.0%
    Shanghai La Chapelle Fashion Co., Ltd. Class H                         19,200   20,008       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                            150,000   24,785       0.0%
*   Shanghai Zendai Property, Ltd.                                      1,085,000   26,132       0.0%
    Shengjing Bank Co., Ltd. Class H                                       86,500   57,788       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                                 118,500    4,600       0.0%
    Shenguan Holdings Group, Ltd.                                         186,000    9,251       0.0%
    Shenzhen International Holdings, Ltd.                                 206,978  452,226       0.1%
    Shenzhen Investment, Ltd.                                             857,717  346,659       0.1%
    Shimao Property Holdings, Ltd.                                        248,000  655,976       0.1%
*   Shougang Concord International Enterprises Co., Ltd.                2,286,000   62,733       0.0%
    Shougang Fushan Resources Group, Ltd.                                 646,000  158,359       0.0%
    Shui On Land, Ltd.                                                    943,500  254,047       0.1%
*   Shunfeng International Clean Energy, Ltd.                             238,000    9,175       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                            888,000  214,619       0.1%
    SIM Technology Group, Ltd.                                            358,000   16,315       0.0%
    Sino Harbour Holdings Group, Ltd.                                     206,000    9,013       0.0%
#*  Sino Oil And Gas Holdings, Ltd.                                     4,770,000   31,523       0.0%
    Sino-Ocean Group Holding, Ltd.                                        804,000  558,267       0.1%
#*  Sinofert Holdings, Ltd.                                               518,000   61,649       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                           329,500  339,715       0.1%
    Sinopec Kantons Holdings, Ltd.                                        254,000  120,150       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H                      656,000  435,590       0.1%
    Sinopharm Group Co., Ltd. Class H                                     117,600  495,886       0.1%
#   Sinosoft Technology Group, Ltd.                                       133,000   55,698       0.0%
    Sinotrans, Ltd. Class H                                               449,000  257,259       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                          SHARES   VALUE++  OF NET ASSETS**
                                                                         --------- -------- ---------------
CHINA -- (Continued)
    Sinotruk Hong Kong, Ltd.                                               181,000 $212,064       0.1%
    Skyworth Digital Holdings, Ltd.                                        541,377  246,002       0.1%
#   SMI Holdings Group, Ltd.                                               265,600  114,687       0.0%
#   SOHO China, Ltd.                                                       533,500  273,945       0.1%
#*  Sparkle Roll Group, Ltd.                                               464,000   28,841       0.0%
    Springland International Holdings, Ltd.                                261,000   73,495       0.0%
*   SPT Energy Group, Inc.                                                 196,000   21,078       0.0%
*   SRE Group, Ltd.                                                      1,708,000   39,625       0.0%
#   Sun King Power Electronics Group                                       146,000   28,988       0.0%
*   Sunshine 100 China Holdings, Ltd.                                      231,000   85,942       0.0%
    TCL Multimedia Technology Holdings, Ltd.                               144,000   65,586       0.0%
*   Technovator International, Ltd.                                        138,000   34,016       0.0%
    Tenfu Cayman Holdings Co Ltd                                            39,000   19,197       0.0%
#   Tenwow International Holdings, Ltd.                                    120,000   17,555       0.0%
*   Tesson Holdings, Ltd.                                                   18,000    2,623       0.0%
    Texhong Textile Group, Ltd.                                             61,000   84,984       0.0%
    Tian An China Investment Co., Ltd.                                     133,000   80,728       0.0%
#   Tian Shan Development Holdings, Ltd.                                    62,000   17,899       0.0%
    Tiangong International Co., Ltd.                                       156,000   34,642       0.0%
    Tianjin Port Development Holdings, Ltd.                                478,000   66,113       0.0%
    Tianneng Power International, Ltd.                                     162,000  233,749       0.1%
    Tianyi Summi Holdings, Ltd.                                            148,000   15,840       0.0%
    Tianyun International Holdings, Ltd.                                    64,000   11,309       0.0%
*   Tibet Water Resources, Ltd.                                            522,000  224,821       0.1%
    Tomson Group, Ltd.                                                     158,727   79,303       0.0%
#   Tongda Group Holdings, Ltd.                                            700,000  155,036       0.0%
    Tonly Electronics Holdings, Ltd.                                        15,000   15,213       0.0%
    Top Spring International Holdings, Ltd.                                 79,000   32,770       0.0%
    TPV Technology, Ltd.                                                   240,000   29,564       0.0%
    Trigiant Group, Ltd.                                                   120,000   17,793       0.0%
#   Truly International Holdings, Ltd.                                     236,000   53,626       0.0%
*   Tuniu Corp. Sponsored ADR                                                7,010   43,462       0.0%
    Uni-President China Holdings, Ltd.                                     287,000  271,310       0.1%
#   United Energy Group, Ltd.                                            1,712,000  143,280       0.0%
#   Universal Medical Financial & Technical Advisory Services Co., Ltd.    221,500  204,310       0.1%
    Vinda International Holdings, Ltd.                                      49,000   84,707       0.0%
    Wasion Group Holdings, Ltd.                                            140,000   78,407       0.0%
    Weichai Power Co., Ltd. Class H                                        361,000  417,911       0.1%
*   West China Cement, Ltd.                                                698,000  141,572       0.0%
#   Wisdom Sports Group                                                    208,000   20,764       0.0%
    Xiamen International Port Co., Ltd. Class H                            230,000   40,292       0.0%
*   Xinchen China Power Holdings, Ltd.                                      97,000   10,688       0.0%
    Xingda International Holdings, Ltd.                                    243,550   86,991       0.0%
*   Xingfa Aluminium Holdings, Ltd.                                         46,000   37,302       0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H                76,400  144,672       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                      176,000   24,279       0.0%
    Xinyi Solar Holdings, Ltd.                                             570,000  259,722       0.1%
    Xinyuan Real Estate Co., Ltd. ADR                                        9,848   49,535       0.0%
    XTEP International Holdings, Ltd.                                      272,000  158,024       0.0%
    Yadea Group Holdings, Ltd.                                              84,000   28,847       0.0%
*   Yanchang Petroleum International, Ltd.                               1,200,000   16,198       0.0%
#*  Yashili International Holdings, Ltd.                                   225,000   51,165       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                      --------- ----------- ---------------
CHINA -- (Continued)
    Yip's Chemical Holdings, Ltd.                                        78,000 $    27,437       0.0%
#*  Youyuan International Holdings, Ltd.                                 79,000      45,096       0.0%
*   Yuanda China Holdings, Ltd.                                         150,000       2,035       0.0%
*   YuanShengTai Dairy Farm, Ltd.                                       623,000      23,762       0.0%
    Yuexiu Property Co., Ltd.                                         1,738,000     391,018       0.1%
    Yuzhou Properties Co., Ltd.                                         318,000     231,323       0.1%
#   Zhaojin Mining Industry Co., Ltd. Class H                           232,000     181,609       0.1%
#*  Zhong An Real Estate, Ltd.                                          533,000      34,994       0.0%
    Zhongsheng Group Holdings, Ltd.                                     103,500     296,701       0.1%
    Zhuhai Holdings Investment Group, Ltd.                              208,000      26,680       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                         4,600      24,389       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H    426,000     182,981       0.1%
                                                                                -----------       ---
TOTAL CHINA                                                                      45,169,694       8.6%
                                                                                -----------       ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                                   57,866     349,385       0.1%
*   Cemex Latam Holdings SA                                              19,771      60,954       0.0%
    Grupo Argos SA                                                        8,683      61,824       0.0%
    Grupo Nutresa SA                                                     16,909     163,735       0.0%
    Mineros SA                                                           12,242      10,307       0.0%
                                                                                -----------       ---
TOTAL COLOMBIA                                                                      646,205       0.1%
                                                                                -----------       ---
DENMARK -- (1.1%)
    Alm Brand A.S.                                                       18,735     197,998       0.0%
*   Bang & Olufsen A.S.                                                   6,401     157,562       0.0%
    BankNordik P/F                                                          655      11,234       0.0%
*   Bavarian Nordic A.S.                                                  4,331     118,218       0.0%
    Brodrene Hartmann A.S.                                                  569      33,617       0.0%
    Columbus A.S.                                                        16,530      41,472       0.0%
*   D/S Norden A.S.                                                       5,939     108,351       0.0%
    DFDS A.S.                                                             5,358     333,583       0.1%
    FLSmidth & Co. A.S.                                                   7,532     465,234       0.1%
    Gronlandsbanken A.S.                                                     75       7,532       0.0%
*   H+H International A.S. Class B                                        2,507      53,067       0.0%
    Harboes Bryggeri A.S. Class B                                           929      12,773       0.0%
    IC Group A.S.                                                           450      11,834       0.0%
    ISS A.S.                                                             13,973     487,296       0.1%
    Jyske Bank A.S.                                                      14,411     862,925       0.2%
    Matas A.S.                                                            5,322      61,290       0.0%
*   Nilfisk Holding A.S.                                                  4,761     233,150       0.1%
*   NKT A.S.                                                              6,370     189,356       0.0%
    Nordjyske Bank A.S.                                                   1,933      60,112       0.0%
    North Media A.S.                                                      1,885      12,797       0.0%
    Parken Sport & Entertainment A.S.                                     1,264      15,716       0.0%
    Per Aarsleff Holding A.S.                                             4,281     160,290       0.0%
    Ringkjoebing Landbobank A.S.                                          5,346     322,063       0.1%
    Rockwool International A.S. Class A                                     682     185,419       0.0%
    Rockwool International A.S. Class B                                   1,289     388,616       0.1%
*   Santa Fe Group A.S.                                                   4,008      21,774       0.0%
    Scandinavian Tobacco Group A.S. Class A                               8,452     141,174       0.0%
    Schouw & Co., A.S.                                                    2,600     255,735       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                           SHARES  VALUE++   OF NET ASSETS**
                                                           ------ ---------- ---------------
DENMARK -- (Continued)
    Solar A.S. Class B                                      1,306 $   84,274       0.0%
    Spar Nord Bank A.S.                                    18,027    205,882       0.1%
    Sydbank A.S.                                           17,454    645,242       0.1%
*   TK Development A.S.                                    11,092     12,670       0.0%
    TORM P.L.C.                                             3,278     26,150       0.0%
*   Vestjysk Bank A.S.                                     39,919     16,479       0.0%
                                                                  ----------       ---
TOTAL DENMARK                                                      5,940,885       1.1%
                                                                  ----------       ---
FINLAND -- (1.5%)
    Afarak Group Oyj                                       14,794     18,557       0.0%
    Ahlstrom-Munksjo Oyj                                    2,863     57,082       0.0%
    Aktia Bank Oyj                                          4,262     42,376       0.0%
    Amer Sports Oyj                                        16,185    495,086       0.1%
    Apetit Oyj                                                705     11,386       0.0%
    Aspo Oyj                                                2,763     31,723       0.0%
    Atria Oyj                                               2,231     31,734       0.0%
    Bittium Oyj                                             4,750     30,922       0.0%
    Cargotec Oyj Class B                                    5,496    279,926       0.1%
    Cramo Oyj                                               5,715    134,164       0.0%
    Finnair Oyj                                            10,270    139,987       0.0%
    Fiskars Oyj Abp                                         5,252    130,706       0.0%
    HKScan Oyj Class A                                      4,896     18,229       0.0%
    Huhtamaki Oyj                                           5,553    225,867       0.0%
    Kemira Oyj                                             17,196    230,151       0.1%
    Kesko Oyj Class A                                       1,999    114,015       0.0%
    Kesko Oyj Class B                                       9,225    541,690       0.1%
    Konecranes Oyj                                          7,981    325,484       0.1%
    Lassila & Tikanoja Oyj                                  2,005     40,235       0.0%
    Metsa Board Oyj                                        34,502    386,571       0.1%
    Metso Oyj                                              11,765    418,132       0.1%
    Neste Oyj                                              17,647  1,485,992       0.3%
    Olvi Oyj Class A                                        1,772     59,462       0.0%
    Oriola Oyj Class B                                      9,962     33,579       0.0%
    Outokumpu Oyj                                          49,287    318,975       0.1%
    Pihlajalinna Oyj                                          824     13,087       0.0%
    Raisio Oyj Class V                                     16,921     72,001       0.0%
    Ramirent Oyj                                           10,074     87,563       0.0%
    Rapala VMC Oyj                                          2,534     10,517       0.0%
    Sanoma Oyj                                             12,729    141,504       0.0%
    SRV Group OYJ                                           3,329     11,344       0.0%
*   Stockmann Oyj Abp Class A                               1,609      7,782       0.0%
*   Stockmann Oyj Abp Class B                               5,888     28,591       0.0%
    Stora Enso Oyj Class R                                 81,990  1,617,220       0.3%
    Teleste Oyj                                               663      5,088       0.0%
    Tokmanni Group Corp.                                    2,694     22,882       0.0%
    Valmet Oyj                                             14,421    273,367       0.1%
    YIT Oyj                                                18,659    125,217       0.0%
                                                                  ----------       ---
TOTAL FINLAND                                                      8,018,194       1.5%
                                                                  ----------       ---
FRANCE -- (3.7%)
    ABC Arbitrage                                           7,886     65,324       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         PERCENTAGE
                                     SHARES  VALUE++   OF NET ASSETS**
                                     ------ ---------- ---------------
FRANCE -- (Continued)
    Actia Group                       2,765 $   27,191       0.0%
*   Adocia                              984     22,839       0.0%
*   Air France-KLM                   43,527    426,583       0.1%
    Albioma SA                        6,690    165,437       0.0%
    Altran Technologies SA           12,244    188,994       0.1%
*   Amplitude Surgical SAS            5,065     24,604       0.0%
*   Antalis International SAS         5,900     11,620       0.0%
    April SA                          3,075     55,739       0.0%
*   Archos                           13,581     15,048       0.0%
    Arkema SA                        10,891  1,426,662       0.3%
    Assystem                          1,318     44,371       0.0%
    Axway Software SA                 1,894     46,289       0.0%
    Beneteau SA                       7,993    180,611       0.1%
    Bigben Interactive                4,235     70,399       0.0%
    Bonduelle SCA                     3,412    151,858       0.0%
#   Bourbon Corp.                     6,171     38,788       0.0%
    Burelle SA                           63    100,824       0.0%
    Casino Guichard Perrachon SA     12,265    636,205       0.1%
    Catering International Services     510     11,541       0.0%
*   Cegedim SA                        1,195     50,696       0.0%
    Chargeurs SA                      4,449    134,283       0.0%
    Cie des Alpes                     2,015     71,746       0.0%
*   Coface SA                        26,115    330,866       0.1%
    Eiffage SA                       14,431  1,717,744       0.3%
    Elior Group SA                   17,204    351,289       0.1%
    Elis SA                          32,942    787,850       0.2%
*   Eramet                            2,084    362,734       0.1%
*   Esso SA Francaise                   630     38,159       0.0%
*   Etablissements Maurel et Prom     7,662     44,076       0.0%
    Europcar Groupe SA               12,122    141,223       0.0%
    Eutelsat Communications SA       32,351    700,625       0.2%
    Exel Industries Class A             396     50,413       0.0%
    Faurecia SA                      10,990    897,431       0.2%
    Fleury Michon SA                    176     10,230       0.0%
*   Fnac Darty SA                     3,650    391,632       0.1%
    GL Events                         2,205     69,454       0.0%
    Groupe Crit                         634     68,981       0.0%
*   Groupe Gorge                        541     11,168       0.0%
    Groupe Open                       1,154     48,810       0.0%
    Guerbet                             791     50,140       0.0%
    Haulotte Group SA                 3,289     64,816       0.0%
    Herige Sadcs                        241     12,589       0.0%
    Ingenico Group SA                   730     63,855       0.0%
    IPSOS                             8,123    309,251       0.1%
    Jacquet Metal Service SA          2,930    113,115       0.0%
    Korian SA                        10,949    382,831       0.1%
    Lagardere SCA                    22,770    651,247       0.1%
    Laurent-Perrier                     607     76,697       0.0%
    Le Belier                           479     33,077       0.0%
    Linedata Services                   328     13,339       0.0%
    LISI                              4,396    162,045       0.0%
    Maisons France Confort SA           483     30,144       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                  SHARES   VALUE++   OF NET ASSETS**
                                                                  ------ ----------- ---------------
FRANCE -- (Continued)
    Manitou BF SA                                                  2,169 $    98,420       0.0%
    Manutan International                                            765      76,736       0.0%
    Mersen SA                                                      4,237     199,077       0.1%
*   METabolic EXplorer SA                                          4,107       9,801       0.0%
    MGI Coutier                                                    2,241      77,361       0.0%
    Mr Bricolage                                                     841      15,190       0.0%
*   Naturex                                                        1,420     230,433       0.1%
    Neopost SA                                                     8,091     218,322       0.1%
    Nexans SA                                                      7,274     383,715       0.1%
    Nexity SA                                                     10,052     628,554       0.1%
*   NRJ Group                                                      4,442      46,093       0.0%
*   OL Groupe SA                                                   4,185      15,370       0.0%
*   Parrot SA                                                      3,907      25,991       0.0%
*   Pierre & Vacances SA                                           1,173      57,804       0.0%
    Plastivaloire                                                  2,332      53,328       0.0%
    PSB Industries SA                                                290      16,210       0.0%
    Rallye SA                                                      6,123      95,546       0.0%
    Rexel SA                                                      76,137   1,180,257       0.2%
    Robertet SA                                                      116      69,727       0.0%
    Rothschild & Co.                                               5,189     197,060       0.1%
    Samse SA                                                          57      12,182       0.0%
    Savencia SA                                                    1,013     104,923       0.0%
    Seche Environnement SA                                         1,014      36,797       0.0%
*   Sequana SA                                                     7,954       5,550       0.0%
    SES SA                                                        44,019     679,162       0.1%
    Societe BIC SA                                                 2,465     251,498       0.1%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco   1,091      69,174       0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                 179       4,972       0.0%
    SPIE SA                                                       17,060     386,016       0.1%
*   Stallergenes Greer P.L.C.                                        952      28,335       0.0%
*   Ste Industrielle d'Aviation Latecoere SA                      16,497     106,896       0.0%
    Stef SA                                                          645      79,549       0.0%
    Sword Group                                                    1,280      55,971       0.0%
    Synergie SA                                                    1,341      82,063       0.0%
    Tarkett SA                                                     4,076     120,461       0.0%
    Technicolor SA                                                35,515      58,280       0.0%
    Television Francaise 1                                        18,336     229,224       0.1%
*   Tessi SA                                                         218      45,611       0.0%
    TFF Group                                                        996      47,885       0.0%
    Thermador Groupe                                                 530      76,399       0.0%
    Total Gabon                                                      182      34,274       0.0%
*   Touax SA                                                         791       9,878       0.0%
*   Vallourec SA                                                  82,546     498,516       0.1%
*   Valneva SE                                                     4,053      19,095       0.0%
    Vetoquinol SA                                                    891      56,472       0.0%
    Vicat SA                                                       4,747     349,844       0.1%
    VIEL & Cie SA                                                  3,477      23,273       0.0%
    Vilmorin & Cie SA                                              1,241      87,645       0.0%
*   Virbac SA                                                        935     146,020       0.0%
    Vranken-Pommery Monopole SA                                      634      18,150       0.0%
                                                                         -----------       ---
TOTAL FRANCE                                                              19,372,593       3.7%
                                                                         -----------       ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                     SHARES  VALUE++   OF NET ASSETS**
                                                     ------ ---------- ---------------
GERMANY -- (4.7%)
    7C Solarparken Ag                                 2,166 $    6,984       0.0%
    Aareal Bank AG                                   14,064    703,467       0.1%
*   Adler Modemaerkte AG                              1,247      7,371       0.0%
*   ADVA Optical Networking SE                       11,320     77,731       0.0%
*   AIXTRON SE                                       18,430    261,590       0.1%
    Allgeier SE                                       1,181     37,542       0.0%
    Aurubis AG                                        9,473    846,548       0.2%
    Axel Springer SE                                  7,565    619,668       0.1%
    Bauer AG                                          2,540     79,050       0.0%
    BayWa AG                                          3,517    122,812       0.0%
    Bertrandt AG                                      1,590    177,412       0.0%
    Bijou Brigitte AG                                   724     41,527       0.0%
    Bilfinger SE                                      7,367    350,614       0.1%
    Borussia Dortmund GmbH & Co. KGaA                13,117     86,688       0.0%
    CANCOM SE                                         2,721    318,904       0.1%
    CENTROTEC Sustainable AG                          2,468     39,593       0.0%
    Cewe Stiftung & Co. KGAA                          1,280    131,031       0.0%
    Comdirect Bank AG                                 6,635    101,760       0.0%
    CropEnergies AG                                   4,332     26,715       0.0%
    Deutsche Pfandbriefbank AG                       27,536    445,427       0.1%
    Deutz AG                                         28,868    278,896       0.1%
*   Dialog Semiconductor P.L.C.                       8,526    181,506       0.0%
    DMG Mori AG                                       6,757    389,263       0.1%
    Dr Hoenle AG                                        568     49,270       0.0%
    Draegerwerk AG & Co. KGaA                           674     41,408       0.0%
    Eckert & Ziegler AG                               1,012     44,470       0.0%
    EDAG Engineering Group AG                         1,291     24,678       0.0%
    Elmos Semiconductor AG                            2,687     87,104       0.0%
    ElringKlinger AG                                  7,814    141,269       0.0%
*   Euromicron AG                                     1,994     16,825       0.0%
*   First Sensor AG                                   1,987     56,000       0.0%
    FORTEC Elektronik AG                                585     14,456       0.0%
    Francotyp-Postalia Holding AG Class A             1,903      7,898       0.0%
    Fraport AG Frankfurt Airport Services Worldwide   8,030    777,107       0.2%
    Freenet AG                                       31,600  1,003,106       0.2%
    Gerresheimer AG                                   6,650    540,945       0.1%
    Gerry Weber International AG                      4,651     44,305       0.0%
    Gesco AG                                          2,252     76,941       0.0%
    GFT Technologies SE                               2,267     35,817       0.0%
    Grammer AG                                        2,901    186,914       0.0%
*   H&R GmbH & Co. KGaA                               2,448     36,007       0.0%
    Hamburger Hafen und Logistik AG                   4,983    119,654       0.0%
#*  Hapag-Lloyd AG                                      958     41,009       0.0%
*   Heidelberger Druckmaschinen AG                   58,273    216,478       0.1%
    Hella GmbH & Co KGaA                              7,026    433,367       0.1%
    Highlight Communications AG                       1,774     11,998       0.0%
*   HolidayCheck Group AG                             6,854     23,175       0.0%
    Hornbach Baumarkt AG                              2,035     68,457       0.0%
    Hornbach Holding AG & Co. KGaA                    1,768    142,070       0.0%
    Indus Holding AG                                  4,497    321,838       0.1%
    Init Innovation In Traffic Systems AG             1,246     29,767       0.0%
*   IVU Traffic Technologies AG                       4,491     27,433       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         PERCENTAGE
                                     SHARES  VALUE++   OF NET ASSETS**
                                     ------ ---------- ---------------
GERMANY -- (Continued)
    Jenoptik AG                       9,508 $  344,935       0.1%
    K+S AG                           44,982  1,321,106       0.3%
    KION Group AG                     9,651    804,456       0.2%
    Kloeckner & Co. SE               21,008    256,070       0.1%
    Koenig & Bauer AG                 2,894    237,521       0.1%
    Krones AG                         3,314    424,556       0.1%
    KSB SE & Co. KGaA                    44     23,240       0.0%
    KWS Saat SE                         352    127,014       0.0%
    Lanxess AG                       19,336  1,432,301       0.3%
    Leifheit AG                       1,700     49,922       0.0%
    Leoni AG                          7,643    478,660       0.1%
*   Manz AG                             900     36,833       0.0%
    MasterFlex SE                     1,309     13,656       0.0%
*   Mediclin AG                       5,270     39,011       0.0%
    METRO AG                         42,036    608,139       0.1%
    MLP SE                           11,785     71,218       0.0%
*   Nordex SE                        16,136    184,870       0.0%
*   Patrizia Immobilien AG           11,657    232,693       0.1%
*   Petro Welt Technologies AG        2,336     18,339       0.0%
    PNE Wind AG                      16,656     49,378       0.0%
    Progress-Werk Oberkirch AG          468     24,598       0.0%
    PSI Software AG                   2,016     40,332       0.0%
    Puma SE                             337    164,092       0.0%
*   PVA TePla AG                        650     12,305       0.0%
    QSC AG                           26,909     53,367       0.0%
    Rheinmetall AG                    8,598  1,123,598       0.2%
    RHOEN-KLINIKUM AG                 7,982    260,999       0.1%
    RWE AG                           51,929  1,241,193       0.2%
    SAF-Holland SA                    1,132     21,078       0.0%
    Salzgitter AG                     9,223    506,487       0.1%
*   Schaltbau Holding AG              1,244     38,538       0.0%
    Schloss Wachenheim AG               908     22,163       0.0%
*   Senvion SA                        2,039     26,665       0.0%
    SHW AG                            1,188     50,726       0.0%
    Sixt Leasing SE                   2,437     52,324       0.0%
    Sixt SE                           2,096    246,636       0.1%
    SMA Solar Technology AG           2,710    166,555       0.0%
*   SMT Scharf AG                       967     19,799       0.0%
    Softing AG                        1,101     11,798       0.0%
    Software AG                      12,781    628,294       0.1%
    Suedzucker AG                    14,078    233,984       0.1%
*   SUESS MicroTec SE                 4,556     70,011       0.0%
    Surteco SE                        1,940     61,969       0.0%
    Takkt AG                          8,152    168,389       0.0%
*   Talanx AG                         9,344    420,994       0.1%
*   Tele Columbus AG                 14,911    136,796       0.0%
*   Tom Tailor Holding SE             7,555     81,366       0.0%
    Uniper SE                        33,621  1,039,533       0.2%
    VERBIO Vereinigte BioEnergie AG   4,422     21,283       0.0%
*   Vossloh AG                        1,966     99,562       0.0%
    VTG AG                            3,453    196,982       0.0%
    Wacker Chemie AG                  2,528    454,288       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                       --------- ----------- ---------------
GERMANY -- (Continued)
    Wacker Neuson SE                                       6,716 $   216,059       0.1%
    Wuestenrot & Wuerttembergische AG                      5,324     128,291       0.0%
    Zeal Network SE                                        1,828      59,017       0.0%
                                                                 -----------       ---
TOTAL GERMANY                                                     24,805,854       4.7%
                                                                 -----------       ---
HONG KONG -- (2.0%)
*   AAG Energy Holdings, Ltd.                             96,000      18,324       0.0%
#   Agritrade Resources, Ltd.                            600,000     112,245       0.0%
    Allied Properties HK, Ltd.                           290,000      57,787       0.0%
*   Applied Development Holdings, Ltd.                   475,000      37,969       0.0%
    APT Satellite Holdings, Ltd.                          89,000      42,156       0.0%
    Asia Financial Holdings, Ltd.                         32,000      19,847       0.0%
    Associated International Hotels, Ltd.                 12,000      37,861       0.0%
*   Automated Systems Holdings, Ltd.                      92,000      17,449       0.0%
    Binhai Investment Co., Ltd.                           52,000      10,241       0.0%
    BOC Aviation, Ltd.                                    22,500     131,553       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.    110,000      35,854       0.0%
*   Brightoil Petroleum Holdings, Ltd.                   238,000      34,114       0.0%
    Cathay Pacific Airways, Ltd.                         188,000     301,852       0.1%
*   CEFC Hong Kong Financial Investment Co., Ltd.        222,000       9,409       0.0%
    Century City International Holdings, Ltd.            224,000      21,305       0.0%
    Cheuk Nang Holdings, Ltd.                             33,451      19,310       0.0%
    Chevalier International Holdings, Ltd.                20,000      31,392       0.0%
*   China Best Group Holding, Ltd.                     1,380,000      14,675       0.0%
*   China Energy Development Holdings, Ltd.              690,000       6,766       0.0%
    China Flavors & Fragrances Co., Ltd.                  52,000      17,575       0.0%
    Chong Hing Bank, Ltd.                                 34,000      68,728       0.0%
    Chow Sang Sang Holdings International, Ltd.           50,000     109,769       0.0%
    CHTC Fong's Industries Co., Ltd.                      44,000      10,043       0.0%
    Chuang's Consortium International, Ltd.              180,000      40,631       0.0%
    CITIC Telecom International Holdings, Ltd.           307,000      90,427       0.0%
    CK Life Sciences Intl Holdings, Inc.                 618,000      44,617       0.0%
*   CMMB Vision Holdings, Ltd.                           320,000       7,742       0.0%
    CNQC International Holdings, Ltd.                    115,000      41,766       0.0%
    CNT Group, Ltd.                                      150,000       7,846       0.0%
#   Cowell e Holdings, Inc.                               76,000      17,422       0.0%
*   Crocodile Garments                                    69,000       7,098       0.0%
    CSI Properties, Ltd.                               1,310,000      84,650       0.0%
    CW Group Holdings, Ltd.                              183,500      28,113       0.0%
    Dah Sing Banking Group, Ltd.                          80,000     189,973       0.1%
    Dah Sing Financial Holdings, Ltd.                     35,200     235,054       0.1%
    Eagle Nice International Holdings, Ltd.               44,000      20,544       0.0%
    Emperor International Holdings, Ltd.                 270,000      81,906       0.0%
#*  Esprit Holdings, Ltd.                                366,100     126,494       0.0%
*   eSun Holdings, Ltd.                                  268,000      42,444       0.0%
    Far East Consortium International, Ltd.              251,795     143,796       0.0%
    First Pacific Co., Ltd.                              464,000     237,600       0.1%
*   First Shanghai Investments, Ltd.                     184,000      19,224       0.0%
    Fountain SET Holdings, Ltd.                          142,000      21,839       0.0%
#*  GCL New Energy Holdings, Ltd.                      1,582,000      87,748       0.0%
    Get Nice Financial Group, Ltd.                       169,050      27,361       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                            SHARES   VALUE++  OF NET ASSETS**
                                                                           --------- -------- ---------------
HONG KONG -- (Continued)
    Get Nice Holdings, Ltd.                                                1,462,000 $ 53,789       0.0%
*   Global Brands Group Holding, Ltd.                                      1,168,000   57,558       0.0%
    Goodbaby International Holdings, Ltd.                                    231,000  146,623       0.0%
*   Greenheart Group, Ltd.                                                    38,000    4,911       0.0%
    Guoco Group, Ltd.                                                          6,000   79,637       0.0%
    Guotai Junan International Holdings, Ltd.                                423,000  126,386       0.0%
    Haitong International Securities Group, Ltd.                             419,410  244,490       0.1%
    Hang Lung Group, Ltd.                                                    138,000  416,831       0.1%
    Hanison Construction Holdings, Ltd.                                      105,877   19,246       0.0%
    Harbour Centre Development, Ltd.                                          17,000   31,553       0.0%
    HKR International, Ltd.                                                  142,400   86,643       0.0%
    Hon Kwok Land Investment Co., Ltd.                                        54,000   30,668       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                                   6,800   38,780       0.0%
#   Hong Kong International Construction Investment Management Group Co.,
      Ltd.                                                                   112,000   29,398       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                                   134,000  203,089       0.1%
    Hopewell Holdings, Ltd.                                                  118,000  418,583       0.1%
*   Hsin Chong Group Holdings, Ltd.                                          532,000    4,447       0.0%
    Hung Hing Printing Group, Ltd.                                            48,000   10,934       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.                    318,000  116,886       0.0%
    International Housewares Retail Co., Ltd.                                 64,000   12,932       0.0%
    IPE Group, Ltd.                                                           75,000   13,676       0.0%
    IT, Ltd.                                                                  68,000   32,999       0.0%
    ITC Properties Group, Ltd.                                                76,000   26,771       0.0%
    Jacobson Pharma Corp., Ltd.                                              180,000   43,166       0.0%
    Johnson Electric Holdings, Ltd.                                           69,000  240,226       0.1%
    Kader Holdings Co., Ltd.                                                 136,000   26,063       0.0%
    Kerry Logistics Network, Ltd.                                            109,000  166,447       0.1%
    Kerry Properties, Ltd.                                                    99,000  473,271       0.1%
    Kingmaker Footwear Holdings, Ltd.                                         74,000   19,455       0.0%
    Kowloon Development Co., Ltd.                                             77,000   86,741       0.0%
    Lai Sun Development Co., Ltd.                                             49,500   76,479       0.0%
    Lai Sun Garment International, Ltd.                                       60,200   86,603       0.0%
    Landsea Green Group Co., Ltd.                                            264,000   34,724       0.0%
    Li & Fung, Ltd.                                                          734,000  369,146       0.1%
    Liu Chong Hing Investment, Ltd.                                           32,000   51,451       0.0%
    Luk Fook Holdings International, Ltd.                                     63,000  263,323       0.1%
    Luks Group Vietnam Holdings Co., Ltd.                                     30,000    9,451       0.0%
    Lung Kee Bermuda Holdings                                                 32,000   16,565       0.0%
*   Man Sang International, Ltd.                                             150,000    8,689       0.0%
*   Master Glory Group, Ltd.                                               2,400,000   22,887       0.0%
    Melco International Development, Ltd.                                    104,000  385,043       0.1%
*   Midland Holdings, Ltd.                                                    80,000   21,706       0.0%
    Ming Fai International Holdings, Ltd.                                    106,000   15,940       0.0%
#   Miramar Hotel & Investment                                                48,000   94,097       0.0%
    Modern Dental Group, Ltd.                                                151,000   43,258       0.0%
*   Mongolian Mining Corp.                                                 1,070,000   20,330       0.0%
    Nameson Holdings, Ltd.                                                   104,000   20,658       0.0%
*   New Sports Group, Ltd.                                                   132,500   13,395       0.0%
*   New Times Energy Corp., Ltd.                                             618,000   14,438       0.0%
*   Newocean Energy Holdings, Ltd.                                           200,000   46,583       0.0%
    Orient Overseas International, Ltd.                                       36,500  347,059       0.1%
*   Pacific Andes International Holdings, Ltd.                               668,000    2,332       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                            --------- ----------- ---------------
HONG KONG -- (Continued)
*   Pacific Basin Shipping, Ltd.                              925,000 $   245,952       0.1%
    Paliburg Holdings, Ltd.                                    86,000      37,596       0.0%
    PCCW, Ltd.                                                342,000     211,408       0.1%
    Pico Far East Holdings, Ltd.                               44,000      17,879       0.0%
    Playmates Holdings, Ltd.                                  240,000      32,892       0.0%
    Playmates Toys, Ltd.                                      184,000      20,345       0.0%
    Polytec Asset Holdings, Ltd.                              325,000      27,672       0.0%
    Public Financial Holdings, Ltd.                            76,000      32,552       0.0%
*   PYI Corp., Ltd.                                         1,338,000      23,609       0.0%
    Regal Hotels International Holdings, Ltd.                  68,000      45,524       0.0%
    SAS Dragon Holdings, Ltd.                                  64,000      18,872       0.0%
    Shenwan Hongyuan HK, Ltd.                                  65,000      20,031       0.0%
*   Silver base Group Holdings, Ltd.                          249,000      19,561       0.0%
    Singamas Container Holdings, Ltd.                         282,000      44,922       0.0%
    Sitoy Group Holdings, Ltd.                                 81,000      17,355       0.0%
    SJM Holdings, Ltd.                                        246,000     246,401       0.1%
    SmarTone Telecommunications Holdings, Ltd.                 57,500      60,790       0.0%
    Soundwill Holdings, Ltd.                                   23,500      41,802       0.0%
*   South China Financial Holdings, Ltd.                    1,700,000       8,610       0.0%
*   South China Holdings Co., Ltd.                            190,000       6,395       0.0%
    Stella International Holdings, Ltd.                        87,500     103,109       0.0%
#*  Summit Ascent Holdings, Ltd.                              158,000      18,876       0.0%
    Sun Hung Kai & Co., Ltd.                                  143,000      88,222       0.0%
    Tao Heung Holdings, Ltd.                                  133,000      24,178       0.0%
#   Television Broadcasts, Ltd.                                65,100     206,598       0.1%
    Texwinca Holdings, Ltd.                                   162,000      81,451       0.0%
    Town Health International Medical Group, Ltd.             764,000      50,374       0.0%
    Transport International Holdings, Ltd.                     41,600     126,041       0.0%
*   Trinity, Ltd.                                             118,000      11,913       0.0%
    Tsui Wah Holdings, Ltd.                                    58,000       8,185       0.0%
#*  United Laboratories International Holdings, Ltd. (The)    138,000     149,710       0.0%
*   Universe International Financial Holdings, Ltd.           135,000      12,010       0.0%
    Vantage International Holdings, Ltd.                       96,000      10,318       0.0%
    Vedan International Holdings, Ltd.                         80,000       7,962       0.0%
*   Victory City International Holdings, Ltd.               1,222,000      16,728       0.0%
    VSTECS Holdings, Ltd.                                     144,000      75,132       0.0%
    Wai Kee Holdings, Ltd.                                     48,000      27,761       0.0%
    Win Hanverky Holdings, Ltd.                                70,000       6,754       0.0%
    Wing On Co. International, Ltd.                            20,000      74,386       0.0%
    Wing Tai Properties, Ltd.                                  72,000      55,813       0.0%
    Wong's Kong King International                             80,000      12,631       0.0%
#   Yeebo International Holdings, Ltd.                        102,000      28,690       0.0%
    Yue Yuen Industrial Holdings, Ltd.                         53,000     150,200       0.1%
                                                                      -----------       ---
TOTAL HONG KONG                                                        10,524,085       2.0%
                                                                      -----------       ---
INDIA -- (3.6%)
    Aarti Drugs, Ltd.                                           1,309      11,227       0.0%
*   Aban Offshore, Ltd.                                         4,866      12,646       0.0%
    Adani Enterprises, Ltd.                                    47,929      99,922       0.0%
*   Adani Green Energy, Ltd.                                   36,474      14,040       0.0%
*   Adani Power, Ltd.                                         177,907      67,618       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                    SHARES  VALUE++  OF NET ASSETS**
                                                    ------- -------- ---------------
INDIA -- (Continued)
*   Aditya Birla Capital, Ltd.                       34,853 $ 83,099       0.0%
*   Aditya Birla Fashion and Retail, Ltd.             9,810   21,485       0.0%
    Alembic, Ltd.                                    16,459   14,052       0.0%
*   Allahabad Bank                                   31,594   23,143       0.0%
    Allcargo Logistics, Ltd.                         10,423   21,749       0.0%
    Anant Raj, Ltd.                                  24,606   17,244       0.0%
*   Andhra Bank                                      40,312   23,892       0.0%
    Andhra Sugars, Ltd. (The)                         1,664    9,841       0.0%
    Apar Industries, Ltd.                             1,626   19,632       0.0%
    Apollo Hospitals Enterprise, Ltd.                15,714  256,151       0.1%
    Apollo Tyres, Ltd.                               59,452  261,101       0.1%
    Arvind, Ltd.                                     24,226  153,068       0.1%
    Ashiana Housing, Ltd.                             3,606    8,599       0.0%
    Ashoka Buildcon, Ltd.                             7,615   32,198       0.0%
    Asian Granito India, Ltd.                         1,476   10,591       0.0%
    Atul, Ltd.                                        1,482   65,655       0.0%
    Aurobindo Pharma, Ltd.                            5,203   49,876       0.0%
*   Bajaj Hindusthan Sugar, Ltd.                     77,437   10,066       0.0%
    Balaji Telefilms, Ltd.                            4,057    7,927       0.0%
*   Ballarpur Industries, Ltd.                      159,717   31,515       0.0%
    Balmer Lawrie & Co., Ltd.                         8,795   28,944       0.0%
    Balrampur Chini Mills, Ltd.                      20,672   21,735       0.0%
    Banco Products India, Ltd.                        5,278   18,270       0.0%
    Bank of Baroda                                   40,902   90,527       0.0%
*   Bank of India                                    23,653   36,566       0.0%
    Bannari Amman Sugars, Ltd.                          400   10,012       0.0%
    BEML, Ltd.                                        1,599   25,373       0.0%
    Bharat Heavy Electricals, Ltd.                   17,382   22,740       0.0%
    Biocon, Ltd.                                     17,451  173,476       0.1%
    Birla Corp., Ltd.                                 4,098   46,856       0.0%
    Bliss Gvs Pharma, Ltd.                            9,745   28,937       0.0%
*   Bombay Rayon Fashions, Ltd.                      16,206    5,588       0.0%
    Brigade Enterprises, Ltd.                         7,735   32,250       0.0%
    Canara Bank                                      25,166   99,574       0.0%
    Capital First, Ltd.                               3,872   37,117       0.0%
    Carborundum Universal, Ltd.                       5,653   32,314       0.0%
    Ceat, Ltd.                                        4,078   96,682       0.0%
*   CG Power and Industrial Solutions, Ltd.          80,447  100,564       0.0%
    Chambal Fertilizers & Chemicals, Ltd.            29,997   87,142       0.0%
    Chennai Super Kings Cricket, Ltd.                33,314      211       0.0%
    Cholamandalam Investment and Finance Co., Ltd.    4,941  128,020       0.0%
    City Union Bank, Ltd.                            43,804  120,494       0.0%
    Clariant Chemicals India, Ltd.                    1,294   10,441       0.0%
    Coromandel International, Ltd.                   11,341   79,613       0.0%
*   Corp. Bank                                       22,755   10,208       0.0%
    Cox & Kings, Ltd.                                17,636   57,620       0.0%
    Cyient, Ltd.                                     10,755  122,015       0.0%
    Dalmia Bharat, Ltd.                               3,039  138,741       0.1%
*   DB Corp., Ltd.                                    1,997    8,975       0.0%
*   DB Realty, Ltd.                                  12,742   12,166       0.0%
    DCB Bank, Ltd.                                   31,876   92,692       0.0%
    DCM Shriram, Ltd.                                 8,218   40,682       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                     SHARES  VALUE++  OF NET ASSETS**
                                                     ------- -------- ---------------
INDIA -- (Continued)
    Deepak Fertilisers & Petrochemicals Corp., Ltd.    4,967 $ 26,212       0.0%
    Deepak Nitrite, Ltd.                               5,821   23,415       0.0%
    Delta Corp., Ltd.                                  2,748   11,013       0.0%
*   DEN Networks, Ltd.                                13,897   21,386       0.0%
*   Dena Bank                                         26,714    7,778       0.0%
    Dewan Housing Finance Corp., Ltd.                 32,603  310,980       0.1%
    Dhampur Sugar Mills, Ltd.                          6,373    9,098       0.0%
*   Diligent Media Corp., Ltd.                         8,540    1,120       0.0%
*   Dishman Carbogen Amcis, Ltd.                       9,244   52,141       0.0%
    Divi's Laboratories, Ltd.                          1,049   18,797       0.0%
    DLF, Ltd.                                         65,645  217,416       0.1%
*   Dredging Corp. Of India, Ltd.                      1,984   18,419       0.0%
    eClerx Services, Ltd.                              2,967   58,884       0.0%
    EID Parry India, Ltd.                             10,423   42,791       0.0%
    EIH, Ltd.                                         22,745   59,333       0.0%
    Electrosteel Castings, Ltd.                       26,137   11,466       0.0%
    Engineers India, Ltd.                             27,526   65,103       0.0%
    Entertainment Network India, Ltd.                    956    9,854       0.0%
*   Eros International Media, Ltd.                     5,517   14,388       0.0%
    Essel Propack, Ltd.                                6,079   24,328       0.0%
    Exide Industries, Ltd.                            36,064  133,280       0.1%
    FDC, Ltd.                                          6,847   25,677       0.0%
    Federal Bank, Ltd.                               198,030  290,584       0.1%
*   Federal-Mogul Goetze India, Ltd.                   2,233   15,941       0.0%
    FIEM Industries, Ltd.                                859   11,896       0.0%
    Finolex Cables, Ltd.                               9,303   96,806       0.0%
    Finolex Industries, Ltd.                           6,297   61,656       0.0%
*   Firstsource Solutions, Ltd.                       49,505   46,932       0.0%
*   Fortis Healthcare, Ltd.                           72,224  162,979       0.1%
    Future Enterprises, Ltd.                          26,832   15,314       0.0%
    Future Lifestyle Fashions, Ltd.                    3,190   20,700       0.0%
*   Future Retail, Ltd.                                5,712   51,516       0.0%
    GAIL India, Ltd.                                   9,917   48,257       0.0%
    Gateway Distriparks, Ltd.                         12,340   31,091       0.0%
    Gati, Ltd.                                         9,843   17,812       0.0%
*   Gayatri Highways, Ltd.                            10,332    1,130       0.0%
*   Gayatri Projects, Ltd.                            10,332   31,629       0.0%
    Genus Power Infrastructures, Ltd.                  8,591    6,633       0.0%
    GHCL, Ltd.                                         6,025   24,802       0.0%
    GIC Housing Finance, Ltd.                          2,271   14,756       0.0%
    Glenmark Pharmaceuticals, Ltd.                    17,470  149,193       0.1%
*   Godawari Power and Ispat, Ltd.                     2,820   23,748       0.0%
    Godfrey Phillips India, Ltd.                       2,053   27,021       0.0%
    Granules India, Ltd.                              18,184   29,494       0.0%
    Graphite India, Ltd.                               7,014   72,426       0.0%
    Grasim Industries, Ltd.                           24,896  404,162       0.1%
    Great Eastern Shipping Co., Ltd. (The)             9,800   53,686       0.0%
    Greaves Cotton, Ltd.                              12,934   24,038       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                 3,823   42,926       0.0%
    Gujarat Ambuja Exports, Ltd.                       5,661   24,524       0.0%
    Gujarat Fluorochemicals, Ltd.                      5,043   64,234       0.0%
    Gujarat Mineral Development Corp., Ltd.           25,917   52,379       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                          SHARES  VALUE++  OF NET ASSETS**
                                                          ------- -------- ---------------
INDIA -- (Continued)
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.    8,616 $ 61,430       0.0%
    Gujarat Pipavav Port, Ltd.                             36,112   79,227       0.0%
    Gujarat State Petronet, Ltd.                           29,260   77,711       0.0%
*   Hathway Cable & Datacom, Ltd.                          53,718   28,064       0.0%
    HBL Power Systems, Ltd.                                10,867    7,851       0.0%
    HeidelbergCement India, Ltd.                            9,822   22,816       0.0%
    Heritage Foods, Ltd.                                    1,009   10,731       0.0%
    Hikal, Ltd.                                             6,003   22,845       0.0%
    HIL, Ltd.                                                 480   16,383       0.0%
*   Himachal Futuristic Communications, Ltd.              103,165   42,749       0.0%
    Himatsingka Seide, Ltd.                                 3,227   18,647       0.0%
    Hinduja Global Solutions, Ltd.                          1,469   20,844       0.0%
    Hinduja Ventures, Ltd.                                    844   10,224       0.0%
    Hindustan Media Ventures, Ltd.                          2,725    9,450       0.0%
    Honda SIEL Power Products, Ltd.                           505   11,299       0.0%
*   Housing Development & Infrastructure, Ltd.             42,843   21,137       0.0%
    HSIL, Ltd.                                              5,251   29,697       0.0%
*   IDBI Bank, Ltd.                                       104,240  102,617       0.0%
*   Idea Cellular, Ltd.                                   206,558  213,416       0.1%
    IDFC Bank, Ltd.                                       239,580  172,380       0.1%
    IDFC, Ltd.                                            148,156  128,849       0.1%
*   IFCI, Ltd.                                            195,619   57,983       0.0%
    IIFL Holdings, Ltd.                                    24,794  284,047       0.1%
*   IL&FS Transportation Networks, Ltd.                    16,134   15,281       0.0%
    India Cements, Ltd. (The)                              33,314   72,944       0.0%
    India Glycols, Ltd.                                     3,170   28,342       0.0%
*   Indiabulls Real Estate, Ltd.                           37,587  119,988       0.0%
    Indian Bank                                            19,369   93,054       0.0%
    Indian Hotels Co., Ltd. (The)                          28,076   61,792       0.0%
    Indian Metals & Ferro Alloys, Ltd.                        966    6,868       0.0%
*   Indian Overseas Bank                                   79,497   21,809       0.0%
    Indo Count Industries, Ltd.                             8,158   11,424       0.0%
    Indoco Remedies, Ltd.                                   2,710    8,162       0.0%
    INEOS Styrolution India, Ltd.                           1,405   19,348       0.0%
    Ingersoll-Rand India, Ltd.                              1,657   16,838       0.0%
*   Inox Leisure, Ltd.                                      8,188   33,677       0.0%
*   Inox Wind, Ltd.                                         9,662   15,546       0.0%
    Insecticides India, Ltd.                                  528    5,795       0.0%
*   Intellect Design Arena, Ltd.                            3,465   10,252       0.0%
*   International Paper APPM, Ltd.                          1,693    8,396       0.0%
    Ipca Laboratories, Ltd.                                 9,112  102,604       0.0%
    J Kumar Infraprojects, Ltd.                             5,013   21,162       0.0%
    Jagran Prakashan, Ltd.                                 17,993   45,750       0.0%
    Jain Irrigation Systems, Ltd.                          70,388  122,289       0.0%
*   Jaiprakash Associates, Ltd.                           251,146   73,525       0.0%
*   Jammu & Kashmir Bank, Ltd. (The)                       39,640   33,538       0.0%
*   Jaypee Infratech, Ltd.                                 86,176    6,657       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                    3,541   16,959       0.0%
    JBF Industries, Ltd.                                    3,357    5,154       0.0%
    Jindal Poly Films, Ltd.                                 1,754    8,044       0.0%
    Jindal Saw, Ltd.                                       28,520   52,704       0.0%
*   Jindal Stainless Hisar, Ltd.                            6,241   17,288       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                         SHARES VALUE++  OF NET ASSETS**
                                         ------ -------- ---------------
INDIA -- (Continued)
*   Jindal Stainless, Ltd.               18,906 $ 25,959       0.0%
*   Jindal Steel & Power, Ltd.           62,559  233,565       0.1%
    JK Cement, Ltd.                       2,985   44,712       0.0%
    JK Lakshmi Cement, Ltd.               4,450   27,172       0.0%
    JK Paper, Ltd.                       12,273   25,863       0.0%
    JK Tyre & Industries, Ltd.           11,596   27,031       0.0%
    JM Financial, Ltd.                   37,220   77,892       0.0%
    JMC Projects India, Ltd.              1,145   11,418       0.0%
    JSW Energy, Ltd.                     84,735  107,723       0.0%
    Jubilant Life Sciences, Ltd.         13,841  182,594       0.1%
*   Just Dial, Ltd.                       5,155   34,124       0.0%
    Kalpataru Power Transmission, Ltd.    5,875   42,936       0.0%
    Kalyani Steels, Ltd.                  4,674   22,275       0.0%
    Karnataka Bank, Ltd. (The)           30,949   56,673       0.0%
    Karur Vysya Bank, Ltd. (The)         60,555   98,758       0.0%
    Kaveri Seed Co., Ltd.                 5,380   42,803       0.0%
    KCP, Ltd.                             5,424   10,931       0.0%
    KEC International, Ltd.               3,189   19,390       0.0%
*   Kiri Industries, Ltd.                 1,161    7,077       0.0%
    Kirloskar Brothers, Ltd.              3,469   14,845       0.0%
    Kirloskar Oil Engines, Ltd.           7,610   37,990       0.0%
    Kitex Garments, Ltd.                  2,720    9,638       0.0%
    KNR Constructions, Ltd.               6,091   29,465       0.0%
    Kolte-Patil Developers, Ltd.          3,052   14,841       0.0%
    KPIT Technologies, Ltd.              27,966  107,475       0.0%
    KPR Mill, Ltd.                        2,394   25,206       0.0%
    KSB Pumps, Ltd.                       1,337   16,462       0.0%
    Kwality, Ltd.                         5,565    4,043       0.0%
    L&T Finance Holdings, Ltd.           61,204  157,875       0.1%
    Lakshmi Machine Works, Ltd.             394   49,755       0.0%
    Lakshmi Vilas Bank, Ltd. (The)        9,041   12,260       0.0%
    Larsen & Toubro Infotech, Ltd.        4,310  100,901       0.0%
    Laurus Labs, Ltd.                     4,742   35,988       0.0%
    LEEL Electricals, Ltd.                3,824   13,165       0.0%
    LG Balakrishnan & Bros, Ltd.            719   14,044       0.0%
    LIC Housing Finance, Ltd.            26,547  216,654       0.1%
    Linde India, Ltd.                     3,348   22,494       0.0%
    LT Foods, Ltd.                       18,567   25,073       0.0%
*   Mahindra CIE Automotive, Ltd.        19,585   73,684       0.0%
    Mahindra Lifespace Developers, Ltd.   5,046   35,216       0.0%
    Maithan Alloys, Ltd.                  1,147   13,950       0.0%
    Majesco, Ltd.                         1,423   12,184       0.0%
    Man Infraconstruction, Ltd.          12,988   10,229       0.0%
    Manappuram Finance, Ltd.             90,129  164,080       0.1%
    Mangalam Cement, Ltd.                 1,581    7,261       0.0%
    Marksans Pharma, Ltd.                41,168   20,454       0.0%
    Mastek, Ltd.                          2,556   21,507       0.0%
    McLeod Russel India, Ltd.             8,584   19,959       0.0%
    Meghmani Organics, Ltd.              14,717   22,665       0.0%
    Mercator, Ltd.                       19,887    8,729       0.0%
    Merck, Ltd.                           1,383   43,760       0.0%
    MindTree, Ltd.                       15,885  256,938       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
INDIA -- (Continued)
    Mirza International, Ltd.                  8,381 $ 17,126       0.0%
    MM Forgings, Ltd.                            719   12,001       0.0%
    Monte Carlo Fashions, Ltd.                 1,076    8,781       0.0%
    Mphasis, Ltd.                             14,908  235,045       0.1%
    MRF, Ltd.                                    148  176,479       0.1%
    Multi Commodity Exchange of India, Ltd.    1,646   19,103       0.0%
    Munjal Showa, Ltd.                         2,173    7,375       0.0%
    Muthoot Finance, Ltd.                     22,417  150,288       0.1%
*   Nagarjuna Fertilizers & Chemicals, Ltd.   32,993    8,507       0.0%
    National Aluminium Co., Ltd.              87,229  103,945       0.0%
    Nava Bharat Ventures, Ltd.                20,038   44,505       0.0%
    Navin Fluorine International, Ltd.         1,665   19,129       0.0%
*   Navkar Corp., Ltd.                         5,162   13,587       0.0%
    NCC, Ltd.                                 94,727  187,993       0.1%
    NESCO, Ltd.                                2,733   23,964       0.0%
    NIIT Technologies, Ltd.                    5,996  103,287       0.0%
*   NIIT, Ltd.                                12,442   21,457       0.0%
    Nilkamal, Ltd.                             1,710   43,661       0.0%
    Oberoi Realty, Ltd.                       17,163  140,695       0.1%
    OCL India, Ltd.                            1,709   36,050       0.0%
    Omaxe, Ltd.                               12,406   41,239       0.0%
    Orient Cement, Ltd.                        7,237   15,382       0.0%
    Orient Electric, Ltd.                      7,666   12,641       0.0%
    Orient Paper & Industries, Ltd.            7,666    4,851       0.0%
*   Oriental Bank of Commerce                 12,870   18,035       0.0%
    Oriental Carbon & Chemicals, Ltd.          1,088   19,243       0.0%
    Paisalo Digital, Ltd.                      2,324   10,469       0.0%
    Panama Petrochem, Ltd.                     3,520   11,507       0.0%
    Parag Milk Foods, Ltd.                     3,418   15,544       0.0%
*   Patel Engineering, Ltd.                    6,217    5,820       0.0%
    PC Jeweller, Ltd.                         21,395   45,275       0.0%
    Persistent Systems, Ltd.                   9,041  108,959       0.0%
    Petronet LNG, Ltd.                        41,535  140,726       0.1%
    Pfizer, Ltd.                               2,450   83,477       0.0%
    Phillips Carbon Black, Ltd.                8,230   31,893       0.0%
    Piramal Enterprises, Ltd.                  1,558   60,433       0.0%
    Polyplex Corp., Ltd.                       1,537   11,007       0.0%
    Power Finance Corp., Ltd.                100,884  132,515       0.1%
    Power Mech Projects, Ltd.                    880   13,433       0.0%
    Prabhat Dairy, Ltd.                        5,195   13,839       0.0%
    Praj Industries, Ltd.                     14,719   20,598       0.0%
*   Prakash Industries, Ltd.                  12,015   37,647       0.0%
    Precision Camshafts, Ltd.                  4,791    7,187       0.0%
    Prestige Estates Projects, Ltd.           25,451  116,162       0.0%
    PTC India Financial Services, Ltd.        38,975   14,715       0.0%
    PTC India, Ltd.                           42,176   57,848       0.0%
*   Punjab & Sind Bank                        13,226    7,062       0.0%
*   Punjab National Bank                      24,318   34,632       0.0%
    Puravankara, Ltd.                          4,764   11,266       0.0%
    Quick Heal Technologies, Ltd.              3,225   16,062       0.0%
    Radico Khaitan, Ltd.                       8,334   51,886       0.0%
    Rain Commodities, Ltd.                    25,025  118,528       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
INDIA -- (Continued)
    Rajesh Exports, Ltd.                      11,983 $121,726       0.0%
    Rallis India, Ltd.                         9,419   31,164       0.0%
    Ramco Cements, Ltd. (The)                  2,912   35,949       0.0%
*   Ramco Systems, Ltd.                        1,448   10,112       0.0%
    Ramkrishna Forgings, Ltd.                  1,507   18,772       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.   39,338   47,330       0.0%
    Ratnamani Metals & Tubes, Ltd.             2,824   41,076       0.0%
*   RattanIndia Power, Ltd.                   91,896    6,987       0.0%
    Raymond, Ltd.                              5,379   89,658       0.0%
    Redington India, Ltd.                     53,692  110,569       0.0%
*   Reliance Communications, Ltd.            235,400   53,393       0.0%
*   Reliance Naval and Engineering, Ltd.      13,097    3,541       0.0%
*   Reliance Power, Ltd.                     120,512   66,356       0.0%
*   Religare Enterprises, Ltd.                23,864   20,607       0.0%
    Repco Home Finance, Ltd.                   4,981   47,710       0.0%
    Rico Auto Industries, Ltd.                 6,872    8,022       0.0%
*   Rolta India, Ltd.                          8,907    8,224       0.0%
    Rural Electrification Corp., Ltd.        104,056  198,065       0.1%
    Sadbhav Engineering, Ltd.                 14,474   82,929       0.0%
    Sagar Cements, Ltd.                        1,098   17,130       0.0%
*   Sanghi Industries, Ltd.                   16,773   28,355       0.0%
    Sanwaria Consumer, Ltd.                   48,465   13,988       0.0%
    Sarda Energy & Minerals, Ltd.              1,792   12,617       0.0%
    Sasken Technologies, Ltd.                    912   13,228       0.0%
    Savita Oil Technologies, Ltd.                410    8,896       0.0%
    Sequent Scientific, Ltd.                  12,214   12,012       0.0%
    SH Kelkar & Co., Ltd.                      2,898   10,529       0.0%
    Shanthi Gears, Ltd.                        3,881    8,107       0.0%
    Sharda Cropchem, Ltd.                      3,427   20,681       0.0%
    Shilpa Medicare, Ltd.                      3,018   21,189       0.0%
*   Shipping Corp. of India, Ltd.             25,286   28,183       0.0%
    Shriram City Union Finance, Ltd.           3,568  128,890       0.1%
*   Shriram EPC Ltd.                          45,708   17,678       0.0%
    Shriram Transport Finance Co., Ltd.        8,427  202,443       0.1%
*   Sical Logistics, Ltd.                      2,968    9,331       0.0%
    Simplex Infrastructures, Ltd.              2,715   24,543       0.0%
    Sintex Industries, Ltd.                   57,537   15,249       0.0%
*   Sintex Plastics Technology, Ltd.          57,537   46,129       0.0%
    Siyaram Silk Mills, Ltd.                   2,860   29,282       0.0%
    Skipper, Ltd.                              2,957    9,509       0.0%
    SML ISUZU, Ltd.                              912   12,136       0.0%
*   Snowman Logistics, Ltd.                   15,581   11,866       0.0%
    Sobha, Ltd.                                9,088   74,468       0.0%
*   Solara Active Pharma Sciences, Ltd.        1,711    2,971       0.0%
    Sonata Software, Ltd.                      5,128   27,618       0.0%
*   SORIL Holdings & Ventures, Ltd.            3,287   20,997       0.0%
    South Indian Bank, Ltd. (The)            169,785   66,915       0.0%
    SREI Infrastructure Finance, Ltd.         37,294   47,578       0.0%
    SRF, Ltd.                                  3,017  107,500       0.0%
    Srikalahasthi Pipes, Ltd.                  3,636   18,789       0.0%
    Strides Arcolab, Ltd.                      7,333   69,985       0.0%
    Sunteck Realty, Ltd.                       5,883   37,540       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                             ------- ----------- ---------------
INDIA -- (Continued)
    Surya Roshni, Ltd.                         3,663 $    23,139       0.0%
    Sutlej Textiles and Industries, Ltd.       5,920       6,279       0.0%
    Suven Life Sciences, Ltd.                  5,357      14,336       0.0%
*   Syndicate Bank                            42,759      35,125       0.0%
    TAKE Solutions, Ltd.                      10,021      32,211       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.        5,361      28,249       0.0%
    Tata Chemicals, Ltd.                      10,935     124,806       0.0%
    Tata Global Beverages, Ltd.               69,777     310,021       0.1%
    Tata Steel, Ltd.(6101156)                 22,072     195,476       0.1%
*   Tata Steel, Ltd.(BD3NJK9)                  3,942       9,391       0.0%
*   Techno Electric & Engineering Co., Ltd.    5,362      27,550       0.0%
    Texmaco Rail & Engineering, Ltd.           9,788      12,339       0.0%
    Thermax, Ltd.                              2,524      42,596       0.0%
    Thirumalai Chemicals, Ltd.                   956      31,289       0.0%
    Thomas Cook India, Ltd.                    7,399      32,322       0.0%
    TI Financial Holdings, Ltd.               10,281     112,239       0.0%
    Tide Water Oil Co India, Ltd.                235      22,461       0.0%
    Time Technoplast, Ltd.                    20,605      49,068       0.0%
    Tinplate Co. of India, Ltd. (The)          5,689      19,553       0.0%
    Titagarh Wagons, Ltd.                     11,040      19,210       0.0%
    Tourism Finance Corp. of India, Ltd.       5,916      13,987       0.0%
    Transport Corp. of India, Ltd.             3,428      14,981       0.0%
    Trident, Ltd.                             16,613      17,005       0.0%
    Triveni Engineering & Industries, Ltd.     9,311       5,636       0.0%
    Tube Investments of India, Ltd.           10,281      35,945       0.0%
    TV Today Network, Ltd.                     2,611      18,715       0.0%
*   UCO Bank                                  43,518      12,761       0.0%
    Uflex, Ltd.                                4,170      21,055       0.0%
    UFO Moviez India, Ltd.                     1,312       7,667       0.0%
    Unichem Laboratories, Ltd.                 7,322      30,708       0.0%
*   Union Bank of India                       27,772      39,395       0.0%
*   Unitech, Ltd.                            397,021      34,245       0.0%
*   V2 Retail, Ltd.                            3,190      20,881       0.0%
    VA Tech Wabag, Ltd.                        4,125      31,272       0.0%
    Vardhman Textiles, Ltd.                    3,471      63,684       0.0%
    Vedanta, Ltd.                            158,687     704,497       0.2%
    Vesuvius India, Ltd.                         656      13,067       0.0%
    Vijaya Bank                               51,437      49,025       0.0%
    Vindhya Telelinks, Ltd.                      513       9,310       0.0%
    Visaka Industries, Ltd.                    1,294      15,243       0.0%
    VST Tillers Tractors, Ltd.                   380      17,286       0.0%
    Welspun Corp., Ltd.                       15,728      33,247       0.0%
    Welspun India, Ltd.                       50,338      43,013       0.0%
    West Coast Paper Mills, Ltd.               3,403      14,605       0.0%
*   Wockhardt, Ltd.                            5,585      69,585       0.0%
    Wonderla Holidays, Ltd.                    1,852      10,217       0.0%
    Zee Learn, Ltd.                           20,982      11,100       0.0%
*   Zee Media Corp., Ltd.                     34,161      18,871       0.0%
    Zensar Technologies, Ltd.                  2,085      39,737       0.0%
                                                     -----------       ---
TOTAL INDIA                                           18,853,080       3.6%
                                                     -----------       ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                           SHARES   VALUE++  OF NET ASSETS**
                                                          --------- -------- ---------------
INDONESIA -- (0.6%)
    Adaro Energy Tbk PT                                     179,000 $ 23,440       0.0%
    Adhi Karya Persero Tbk PT                               264,400   35,368       0.0%
    Agung Podomoro Land Tbk PT                              466,200    7,082       0.0%
    Alam Sutera Realty Tbk PT                             1,729,800   45,082       0.0%
    Aneka Tambang Tbk PT                                  1,917,480  115,243       0.1%
    Astra Agro Lestari Tbk PT                                75,100   68,852       0.0%
    Astra Otoparts Tbk PT                                   172,500   21,340       0.0%
*   Bank Artha Graha Internasional Tbk PT                 2,457,100   15,866       0.0%
    Bank Bukopin Tbk                                        815,700   25,001       0.0%
    Bank Maybank Indonesia Tbk PT                         1,173,000   21,707       0.0%
*   Bank Pan Indonesia Tbk PT                               521,700   35,392       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT    351,000   51,941       0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT               382,300   19,599       0.0%
*   Bank Permata Tbk PT                                     726,176   28,933       0.0%
    Bank Tabungan Negara Persero Tbk PT                     337,700   75,259       0.0%
    Bank Tabungan Pensiunan Nasional Tbk PT                 204,800   42,954       0.0%
    Bekasi Fajar Industrial Estate Tbk PT                   835,100   15,921       0.0%
    Bukit Asam Tbk PT                                       327,500   75,713       0.0%
    Ciputra Development Tbk PT                            1,980,586  155,799       0.1%
*   Eagle High Plantations Tbk PT                         2,331,500   41,700       0.0%
    Elnusa Tbk PT                                           671,700   20,316       0.0%
*   Energi Mega Persada Tbk PT                            2,221,400   33,058       0.0%
    Erajaya Swasembada Tbk PT                               186,400   22,834       0.0%
    Gajah Tunggal Tbk PT                                    335,500   19,587       0.0%
*   Garuda Indonesia Persero Tbk PT                       1,423,000   29,232       0.0%
    Global Mediacom Tbk PT                                1,106,900   45,982       0.0%
*   Holcim Indonesia Tbk PT                                 208,000   11,948       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                    414,200  391,058       0.1%
*   Indika Energy Tbk PT                                    376,500   91,508       0.1%
    Indo Tambangraya Megah Tbk PT                            50,300   85,241       0.1%
    Intiland Development Tbk PT                             944,900   20,911       0.0%
    Japfa Comfeed Indonesia Tbk PT                          631,100   68,351       0.0%
    Jaya Real Property Tbk PT                               167,400    9,866       0.0%
    KMI Wire & Cable Tbk PT                                 369,600   11,614       0.0%
*   Krakatau Steel Persero Tbk PT                           704,932   22,230       0.0%
*   Lippo Cikarang Tbk PT                                    85,400   14,152       0.0%
    Lippo Karawaci Tbk PT                                 2,647,800   84,574       0.0%
    Malindo Feedmill Tbk PT                                  85,300    4,777       0.0%
*   Medco Energi Internasional Tbk PT                     1,321,067  113,538       0.1%
    Media Nusantara Citra Tbk PT                            536,700   50,775       0.0%
    Metrodata Electronics Tbk PT                            302,100   16,518       0.0%
    Mitra Pinasthika Mustika Tbk PT                         159,500   13,186       0.0%
*   MNC Investama Tbk PT                                  4,765,500   35,426       0.0%
*   MNC Land Tbk PT                                          98,400    8,842       0.0%
    Modernland Realty Tbk PT                              1,655,700   42,179       0.0%
    Multipolar Tbk PT                                     1,214,900   10,710       0.0%
*   Nirvana Development Tbk PT                              652,600    4,251       0.0%
    Nusantara Infrastructure Tbk PT                       1,500,000   21,100       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                        104,800   77,213       0.0%
    Pan Brothers Tbk PT                                     677,300   22,345       0.0%
*   Panin Financial Tbk PT                                3,268,500   55,221       0.0%
*   Panin Insurance Tbk PT                                  227,600   18,676       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
INDONESIA -- (Continued)
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT     649,800 $   58,763       0.0%
    PP Persero Tbk PT                                         370,500     64,309       0.0%
    Ramayana Lestari Sentosa Tbk PT                            80,900      8,256       0.0%
*   Rimo International Lestari Tbk PT                       1,887,400     18,679       0.0%
    Salim Ivomas Pratama Tbk PT                               511,500     20,726       0.0%
*   Sentul City Tbk PT                                      4,829,400     64,448       0.0%
*   Siloam International Hospitals Tbk PT                      44,900     22,608       0.0%
    Sri Rejeki Isman Tbk PT                                 1,787,400     43,804       0.0%
    Summarecon Agung Tbk PT                                 1,191,400     77,084       0.0%
    Surya Semesta Internusa Tbk PT                            835,700     31,953       0.0%
    Tempo Scan Pacific Tbk PT                                 117,300     13,379       0.0%
*   Tiga Pilar Sejahtera Food Tbk                             413,000     16,101       0.0%
    Timah Tbk PT                                              656,400     48,044       0.0%
    Tiphone Mobile Indonesia Tbk PT                           247,700     14,666       0.0%
    Tunas Baru Lampung Tbk PT                                 426,100     36,100       0.0%
*   Vale Indonesia Tbk PT                                      74,000     16,638       0.0%
    Waskita Beton Precast Tbk PT                            1,516,500     43,789       0.0%
    Wijaya Karya Beton Tbk PT                                 450,300     15,375       0.0%
    Wijaya Karya Persero Tbk PT                               439,500     49,837       0.0%
*   XL Axiata Tbk PT                                          525,800     79,693       0.0%
                                                                      ----------       ---
TOTAL INDONESIA                                                        3,143,663       0.6%
                                                                      ----------       ---
IRELAND -- (0.6%)
    Bank of Ireland Group P.L.C.                              327,707  2,939,987       0.6%
    FBD Holdings P.L.C.                                         8,069    114,538       0.0%
*   Independent News & Media P.L.C.                            94,943     10,302       0.0%
*   Permanent TSB Group Holdings P.L.C.                        37,825     79,478       0.0%
                                                                      ----------       ---
TOTAL IRELAND                                                          3,144,305       0.6%
                                                                      ----------       ---
ISRAEL -- (0.4%)
    Africa Israel Residences, Ltd.                                561     10,988       0.0%
    Albaad Massuot Yitzhak, Ltd.                                1,030     13,563       0.0%
*   Arko Holdings, Ltd.                                        45,146     26,839       0.0%
    Ashtrom Group, Ltd.                                         2,415      9,912       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.     33,567     32,774       0.0%
    Carasso Motors, Ltd.                                        3,347     20,911       0.0%
*   Cellcom Israel, Ltd.                                        9,930     67,675       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                   4,144     64,843       0.0%
    Delek Group, Ltd.                                             508     75,929       0.0%
    Delta-Galil Industries, Ltd.                                1,823     52,152       0.0%
    Dexia Israel Bank Ltd.                                        159     30,625       0.0%
    Dor Alon Energy in Israel 1988, Ltd.                          748      9,482       0.0%
    El Al Israel Airlines                                      55,400     15,894       0.0%
    Electra Consumer Products 1970, Ltd.                        1,367     19,667       0.0%
    First International Bank Of Israel, Ltd.                   12,464    256,938       0.1%
    Formula Systems 1985, Ltd.                                  2,029     69,771       0.0%
    Fox Wizel, Ltd.                                             2,151     37,281       0.0%
    Hadera Paper, Ltd.                                            163     10,881       0.0%
    Harel Insurance Investments & Financial Services, Ltd.     24,709    179,361       0.1%
    IES Holdings, Ltd.                                            259     12,362       0.0%
*   Israel Discount Bank, Ltd. Class A                        100,511    278,306       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                --------- ---------- ---------------
ISRAEL -- (Continued)
    Israel Land Development Co., Ltd. (The)         1,241 $   12,727       0.0%
    Isras Investment Co., Ltd.                         95     10,811       0.0%
*   Jerusalem Oil Exploration                       1,699     95,396       0.0%
    Kenon Holdings, Ltd.                            3,299     51,217       0.0%
    Maabarot Products, Ltd.                           671      7,166       0.0%
    Malam - Team, Ltd.                                105     11,146       0.0%
    Mediterranean Towers, Ltd.                     17,414     32,182       0.0%
    Meitav Dash Investments, Ltd.                   4,790     14,914       0.0%
    Menora Mivtachim Holdings, Ltd.                 5,669     63,486       0.0%
    Migdal Insurance & Financial Holding, Ltd.     90,712     88,841       0.0%
    Naphtha Israel Petroleum Corp., Ltd.            6,059     38,020       0.0%
    Nawi Brothers, Ltd.                             2,124     10,522       0.0%
    Neto ME Holdings, Ltd.                            264     23,303       0.0%
    Oil Refineries, Ltd.                          299,694    129,679       0.1%
*   Partner Communications Co., Ltd.               20,307     83,640       0.0%
    Paz Oil Co., Ltd.                               1,156    169,354       0.1%
*   Phoenix Holdings, Ltd. (The)                   16,451     83,955       0.0%
    Plasson Industries, Ltd.                          634     29,467       0.0%
    Shikun & Binui, Ltd.                           38,420     65,114       0.0%
    Summit Real Estate Holdings, Ltd.               3,504     31,505       0.0%
*   Union Bank of Israel                            3,930     20,186       0.0%
    YH Dimri Construction & Development, Ltd.         767     12,818       0.0%
                                                          ----------       ---
TOTAL ISRAEL                                               2,381,603       0.5%
                                                          ----------       ---
ITALY -- (2.8%)
    A2A SpA                                       280,202    563,415       0.1%
    ACEA SpA                                       10,418    182,771       0.0%
*   Aeffe SpA                                      10,963     39,117       0.0%
    Anima Holding SpA                              80,189    575,352       0.1%
*   Arnoldo Mondadori Editore SpA                  29,190     57,093       0.0%
    Ascopiave SpA                                  12,517     51,346       0.0%
    Astaldi SpA                                     6,192     17,553       0.0%
    Autostrade Meridionali SpA                        328     12,762       0.0%
*   Banca Carige SpA                               22,275        241       0.0%
    Banca Finnat Euramerica SpA                    18,854     10,437       0.0%
    Banca IFIS SpA                                  6,978    274,918       0.1%
    Banca Mediolanum SpA                           46,323    371,256       0.1%
    Banca Popolare di Sondrio SCPA                 93,275    440,674       0.1%
    Banca Profilo SpA                             114,968     31,385       0.0%
    Banca Sistema SpA                              15,855     43,549       0.0%
*   Banco BPM SpA                                 326,062  1,182,740       0.2%
    Banco di Desio e della Brianza SpA              6,054     17,333       0.0%
    BasicNet SpA                                    2,430     11,334       0.0%
    BE                                             28,086     31,423       0.0%
    BPER Banca                                     99,170    572,457       0.1%
    Buzzi Unicem SpA                               12,726    321,314       0.1%
    Cairo Communication SpA                        16,155     72,851       0.0%
    Cementir Holding SpA                           14,519    121,394       0.0%
    CIR-Compagnie Industriali Riunite SpA          64,651     84,990       0.0%
    Credito Emiliano SpA                           17,884    157,277       0.0%
*   Credito Valtellinese SpA                    1,505,424    234,290       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                   SHARES   VALUE++   OF NET ASSETS**
                                                   ------- ---------- ---------------
ITALY -- (Continued)
*   d'Amico International Shipping SA               38,193 $    9,314       0.0%
    Danieli & C Officine Meccaniche SpA              2,233     61,414       0.0%
    Ei Towers SpA                                    2,256    130,577       0.0%
*   Elica SpA                                        3,641     10,028       0.0%
    Emak SpA                                        11,332     18,266       0.0%
    Enav SpA                                        36,752    200,327       0.1%
    ERG SpA                                         10,774    258,123       0.1%
    Esprinet SpA                                     3,232     17,033       0.0%
*   Eurotech SpA                                     6,133     11,915       0.0%
*   Exprivia SpA                                    11,430     18,559       0.0%
    Falck Renewables SpA                            31,676     76,687       0.0%
*   Fincantieri SpA                                 85,686    134,634       0.0%
    FNM SpA                                         40,686     32,897       0.0%
*   GEDI Gruppo Editoriale SpA                      40,355     20,469       0.0%
    Gefran SpA                                       1,863     19,395       0.0%
    Geox SpA                                         9,779     32,891       0.0%
    Hera SpA                                       137,251    507,399       0.1%
*   IMMSI SpA                                       32,899     23,916       0.0%
    Infrastrutture Wireless Italiane SpA            39,646    319,103       0.1%
*   Intek Group SpA                                 39,765     15,119       0.0%
    Italmobiliare SpA                                2,570     69,751       0.0%
    IVS Group SA                                       805     10,812       0.0%
    La Doria SpA                                     1,711     24,950       0.0%
    Leonardo SpA                                    36,881    426,145       0.1%
    Massimo Zanetti Beverage Group SpA               2,214     19,374       0.0%
*   Mediaset SpA                                    91,865    364,512       0.1%
    Mediobanca Banca di Credito Finanziario SpA    100,271  1,215,035       0.2%
*   Mondo TV SpA                                     3,026     16,240       0.0%
    Nice SpA                                         4,797     17,683       0.0%
*   Openjobmetis SpA agenzia per il lavoro             728     10,576       0.0%
    OVS SpA                                         27,505    116,823       0.0%
    Panariagroup Industrie Ceramiche SpA             2,751     12,074       0.0%
    Parmalat SpA                                    40,973    149,400       0.0%
    Piaggio & C SpA                                 19,546     51,276       0.0%
    Poste Italiane SpA                              33,040    322,586       0.1%
    Prima Industrie SpA                                862     42,647       0.0%
    Reno de Medici SpA                              44,457     40,697       0.0%
*   Retelit SpA                                     24,622     57,927       0.0%
    Sabaf SpA                                        1,702     39,286       0.0%
*   Safilo Group SpA                                 7,220     36,197       0.0%
*   Saipem SpA                                     132,164    504,764       0.1%
    Salini Impregilo SpA                            29,497     84,396       0.0%
    Saras SpA                                       89,703    214,084       0.1%
    Servizi Italia SpA                               3,494     22,763       0.0%
    Sesa SpA                                         1,387     43,980       0.0%
*   Snaitech SpA                                    11,976     31,598       0.0%
    Societa Cattolica di Assicurazioni SC           33,844    360,334       0.1%
    Societa Iniziative Autostradali e Servizi SpA   11,833    250,659       0.1%
    SOL SpA                                          5,453     74,741       0.0%
    Tecnoinvestimenti SpA                            1,629     12,342       0.0%
    Tod's SpA                                        1,877    144,934       0.0%
*   Trevi Finanziaria Industriale SpA                9,084      4,618       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                             ------- ----------- ---------------
ITALY -- (Continued)
    Unione di Banche Italiane SpA            221,622 $ 1,141,512       0.2%
    Unipol Gruppo SpA                         87,698     469,722       0.1%
    UnipolSai Assicurazioni SpA              201,239     540,822       0.1%
    Vittoria Assicurazioni SpA                 5,174      73,451       0.0%
*   Yoox Net-A-Porter Group SpA                8,023     367,089       0.1%
                                                     -----------       ---
TOTAL ITALY                                           14,783,138       2.8%
                                                     -----------       ---
JAPAN -- (18.0%)
    77 Bank, Ltd. (The)                       15,800     390,379       0.1%
    A&A Material Corp.                         1,700      20,176       0.0%
    A&D Co., Ltd.                              3,400      21,394       0.0%
    Achilles Corp.                             3,300      68,567       0.0%
    AD Works Co., Ltd.                        30,600      11,170       0.0%
    ADEKA Corp.                               17,300     307,205       0.1%
    Advan Co., Ltd.                            5,600      51,114       0.0%
    Advanex, Inc.                                600      13,140       0.0%
    AFC-HD AMS Life Science Co., Ltd.          1,800      14,407       0.0%
    AGS Corp.                                  1,900      15,316       0.0%
    Ahresty Corp.                              4,400      39,938       0.0%
    Aichi Bank, Ltd. (The)                     1,700      81,238       0.0%
    Aichi Corp.                                7,400      52,634       0.0%
    Aichi Steel Corp.                          2,500     107,901       0.0%
    Aichi Tokei Denki Co., Ltd.                  600      22,695       0.0%
    Aida Engineering, Ltd.                    10,400     121,157       0.0%
    Airport Facilities Co., Ltd.               7,000      40,499       0.0%
    Aisan Industry Co., Ltd.                   8,300      85,634       0.0%
    Akatsuki Corp.                             5,800      23,584       0.0%
*   Akebono Brake Industry Co., Ltd.          16,900      43,412       0.0%
    Akita Bank, Ltd. (The)                     4,100     112,143       0.0%
    Albis Co., Ltd.                            1,700      56,579       0.0%
    Alconix Corp.                              4,800      85,756       0.0%
    Alinco, Inc.                               4,500      44,813       0.0%
    Alpen Co., Ltd.                            3,600      79,036       0.0%
    Alpha Corp.                                1,100      17,872       0.0%
    Alps Logistics Co., Ltd.                   3,700      30,563       0.0%
    Altech Co., Ltd.                           4,900      15,984       0.0%
    Anabuki Kosan, Inc.                          600      17,275       0.0%
    AOI TYO Holdings, Inc.                     1,100      15,293       0.0%
    AOKI Holdings, Inc.                        9,200     141,156       0.0%
    Aomori Bank, Ltd. (The)                    4,400     136,978       0.0%
    Aoyama Trading Co., Ltd.                  10,200     392,845       0.1%
    Arakawa Chemical Industries, Ltd.          4,100      74,767       0.0%
    Arata Corp.                                2,200     130,385       0.0%
    Arcland Sakamoto Co., Ltd.                 5,900      93,086       0.0%
    Arcs Co., Ltd.                             7,600     208,193       0.1%
    Arealink Co., Ltd.                         1,200      39,602       0.0%
    Artnature, Inc.                            3,900      26,664       0.0%
    Asahi Broadcasting Group Holdings Corp.    2,400      19,349       0.0%
    Asahi Co., Ltd.                            2,700      33,166       0.0%
    Asahi Diamond Industrial Co., Ltd.        10,400      99,620       0.0%
    Asahi Holdings, Inc.                       6,900     125,991       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Asahi Kogyosha Co., Ltd.                                      1,300 $ 42,802       0.0%
    Asahi Printing Co., Ltd.                                      3,000   32,989       0.0%
    Asahi Yukizai Corp.                                           3,800   63,407       0.0%
    Asanuma Corp.                                                13,000   47,670       0.0%
    Ashimori Industry Co., Ltd.                                     900   19,994       0.0%
    Asia Pile Holdings Corp.                                      6,600   38,777       0.0%
    ASKA Pharmaceutical Co., Ltd.                                 3,500   53,308       0.0%
    Asti Corp.                                                      800   30,365       0.0%
    Asunaro Aoki Construction Co., Ltd.                           4,500   43,381       0.0%
    Autobacs Seven Co., Ltd.                                     13,700  258,619       0.1%
    Avex, Inc.                                                    7,300  100,768       0.0%
    Awa Bank, Ltd. (The)                                         40,000  261,182       0.1%
    Bando Chemical Industries, Ltd.                               7,900   94,811       0.0%
    Bank of Iwate, Ltd. (The)                                     3,500  137,091       0.0%
    Bank of Kochi, Ltd. (The)                                     1,000   11,784       0.0%
    Bank of Nagoya, Ltd. (The)                                    3,000  111,570       0.0%
    Bank of Okinawa, Ltd. (The)                                   4,880  205,228       0.1%
    Bank of Saga, Ltd. (The)                                      3,200   73,422       0.0%
    Bank of the Ryukyus, Ltd.                                     7,000  107,380       0.0%
    Bank of Toyama, Ltd. (The)                                      700   25,402       0.0%
    Belluna Co., Ltd.                                             9,000  104,681       0.0%
    Biofermin Pharmaceutical Co., Ltd.                              500   12,957       0.0%
    Bookoff Corp.                                                 2,300   17,556       0.0%
    Broadband Tower, Inc.                                         5,000    8,442       0.0%
    Bunka Shutter Co., Ltd.                                      11,500  114,299       0.0%
    C Uyemura & Co., Ltd.                                           900   61,459       0.0%
    C'BON COSMETICS Co., Ltd.                                       600   17,255       0.0%
    Canon Electronics, Inc.                                       4,100   95,365       0.0%
    Carlit Holdings Co., Ltd.                                     5,500   53,285       0.0%
    Cawachi, Ltd.                                                 3,400   79,053       0.0%
    Central Glass Co., Ltd.                                       7,000  165,849       0.1%
    Chiba Kogyo Bank, Ltd. (The)                                 11,900   55,171       0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.                 3,100   42,699       0.0%
    Chino Corp.                                                   1,700   25,219       0.0%
    Chiyoda Co., Ltd.                                             3,300   79,320       0.0%
    Chiyoda Integre Co., Ltd.                                     3,000   68,907       0.0%
    Chodai Co., Ltd.                                              1,300    8,994       0.0%
    Chori Co., Ltd.                                               2,100   40,218       0.0%
    Chubu Shiryo Co., Ltd.                                        3,900   87,670       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                2,000   35,478       0.0%
    Chugoku Marine Paints, Ltd.                                  13,400  132,172       0.0%
    Chukyo Bank, Ltd. (The)                                       2,800   60,282       0.0%
    Chuo Gyorui Co., Ltd.                                           500   12,669       0.0%
    CI Takiron Corp.                                              9,000   54,918       0.0%
    Citizen Watch Co., Ltd.                                      64,800  482,813       0.1%
    Cleanup Corp.                                                 4,700   38,280       0.0%
    CMIC Holdings Co., Ltd.                                       1,800   41,278       0.0%
    CMK Corp.                                                    12,400   99,987       0.0%
    Cosel Co., Ltd.                                               3,000   40,360       0.0%
    Cosmo Energy Holdings Co., Ltd.                              10,200  336,020       0.1%
    Cosmos Initia Co., Ltd.                                       2,700   20,377       0.0%
    CRE, Inc.                                                     1,000   16,473       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                             SHARES VALUE++  OF NET ASSETS**
                                                             ------ -------- ---------------
JAPAN -- (Continued)
    Create Medic Co., Ltd.                                    1,500 $ 16,425       0.0%
    Credit Saison Co., Ltd.                                  26,000  465,647       0.1%
    Cross Plus, Inc.                                          1,000    7,445       0.0%
    CTI Engineering Co., Ltd.                                 2,500   33,435       0.0%
    Dai Nippon Toryo Co., Ltd.                                4,800   67,738       0.0%
    Dai-Dan Co., Ltd.                                         3,200   77,429       0.0%
    Dai-ichi Seiko Co., Ltd.                                  1,900   37,255       0.0%
    Daibiru Corp.                                             3,800   45,309       0.0%
    Daicel Corp.                                             33,600  387,685       0.1%
    Daido Kogyo Co., Ltd.                                     2,100   28,782       0.0%
    Daido Metal Co., Ltd.                                     6,800   80,681       0.0%
    Daido Steel Co., Ltd.                                     6,600  356,404       0.1%
    Daihatsu Diesel Manufacturing Co., Ltd.                   4,600   37,507       0.0%
    Daiho Corp.                                              18,000  109,524       0.0%
    Daiichi Jitsugyo Co., Ltd.                                1,900   58,065       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                    3,000   36,161       0.0%
    Daiken Corp.                                              2,600   65,248       0.0%
    Daiki Aluminium Industry Co., Ltd.                        6,000   41,322       0.0%
    Daikoku Denki Co., Ltd.                                   2,500   41,283       0.0%
*   Daikokuya Holdings Co., Ltd.                              3,300    1,774       0.0%
    Daikyo, Inc.                                              6,600  143,647       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.   3,100  126,968       0.0%
    Daio Paper Corp.                                         13,600  190,660       0.1%
    Daishi Bank, Ltd. (The)                                   6,700  300,438       0.1%
    Daisue Construction Co., Ltd.                             3,500   33,193       0.0%
    Daito Bank, Ltd. (The)                                    2,700   32,395       0.0%
    Daitron Co., Ltd.                                         1,400   26,649       0.0%
    Daiwabo Holdings Co., Ltd.                                3,200  145,179       0.0%
    Daiyu Lic Holdings Co., Ltd.                              2,800   25,655       0.0%
    DCM Holdings Co., Ltd.                                   21,900  217,909       0.1%
    Delica Foods Holdings Co., Ltd.                           1,100   16,096       0.0%
    Denka Co., Ltd.                                          13,300  473,497       0.1%
    Denyo Co., Ltd.                                           4,200   73,427       0.0%
    Dexerials Corp.                                           9,500   89,129       0.0%
    DIC Corp.                                                12,400  420,793       0.1%
    DKK-Toa Corp.                                             3,000   37,805       0.0%
    DKS Co., Ltd.                                            10,000   63,295       0.0%
    Doshisha Co., Ltd.                                        4,000   93,165       0.0%
    Doutor Nichires Holdings Co., Ltd.                        6,700  140,077       0.0%
    Dowa Holdings Co., Ltd.                                   9,200  345,743       0.1%
    DSB Co., Ltd.                                             1,700    9,081       0.0%
    DyDo Group Holdings, Inc.                                 1,800  112,021       0.0%
    Dynic Corp.                                               1,800   17,364       0.0%
    Eagle Industry Co., Ltd.                                  4,700   84,761       0.0%
    Ebara Corp.                                              10,000  381,955       0.1%
    Ebara Foods Industry, Inc.                                  600   11,552       0.0%
    Ebara Jitsugyo Co., Ltd.                                  2,100   45,471       0.0%
    Eco's Co., Ltd.                                           1,400   23,793       0.0%
    EDION Corp.                                              19,600  229,740       0.1%
    Ehime Bank, Ltd. (The)                                    8,800  106,072       0.0%
    Eidai Co., Ltd.                                           8,000   39,894       0.0%
    Eighteenth Bank, Ltd. (The)                              30,000   79,357       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                          SHARES  VALUE++  OF NET ASSETS**
                                          ------- -------- ---------------
JAPAN -- (Continued)
    Elematec Corp.                          1,100 $ 24,514       0.0%
    Endo Lighting Corp.                     2,400   22,457       0.0%
    Enomoto Co., Ltd.                       1,600   23,640       0.0%
*   Enshu, Ltd.                            11,000   15,473       0.0%
    Ensuiko Sugar Refining Co., Ltd.        7,800   18,941       0.0%
    ESPEC Corp.                             3,600   84,681       0.0%
    Excel Co., Ltd.                         1,800   46,121       0.0%
    Exedy Corp.                             6,600  223,528       0.1%
    F-Tech, Inc.                            3,200   40,089       0.0%
    Falco Holdings Co., Ltd.                2,300   39,035       0.0%
    FCC Co., Ltd.                           5,700  161,231       0.1%
    Feed One Co., Ltd.                     23,100   51,397       0.0%
    Fenwal Controls of Japan, Ltd.            800   11,755       0.0%
    FIDEA Holdings Co., Ltd.               38,700   67,887       0.0%
    Fields Corp.                            1,700   18,497       0.0%
    First Bank of Toyama, Ltd. (The)        6,100   27,629       0.0%
    First Juken Co., Ltd.                   1,000   14,695       0.0%
    FJ Next Co., Ltd.                       2,400   18,747       0.0%
    Foster Electric Co., Ltd.               4,000   93,705       0.0%
    France Bed Holdings Co., Ltd.           5,300   47,660       0.0%
    Freund Corp.                            2,400   24,427       0.0%
    Fudo Tetra Corp.                       31,200   53,232       0.0%
    Fuji Co. Ltd/Ehime                      4,600  100,468       0.0%
    Fuji Corp., Ltd.                        6,900   57,011       0.0%
    Fuji Die Co., Ltd.                      2,800   25,367       0.0%
    Fuji Oil Co., Ltd.                     15,000   62,036       0.0%
    Fuji Soft, Inc.                         4,200  162,672       0.1%
    Fujibo Holdings, Inc.                   2,300   88,780       0.0%
    Fujicco Co., Ltd.                       3,800   87,455       0.0%
    Fujikura Kasei Co., Ltd.                5,500   34,087       0.0%
    Fujikura Rubber, Ltd.                   6,200   43,802       0.0%
    Fujikura, Ltd.                         68,000  464,647       0.1%
    Fujimi, Inc.                            3,900   84,427       0.0%
    Fujimori Kogyo Co., Ltd.                2,900   98,258       0.0%
    Fujisash Co., Ltd.                     25,800   23,306       0.0%
    Fujitec Co., Ltd.                      12,300  170,814       0.1%
    Fujitsu Frontech, Ltd.                  2,800   41,360       0.0%
    FuKoKu Co., Ltd.                        1,800   16,481       0.0%
    Fukuda Corp.                            1,100   68,987       0.0%
    Fukuda Denshi Co., Ltd.                 1,300   93,024       0.0%
    Fukui Bank, Ltd. (The)                  4,800  107,969       0.0%
    Fukuoka Financial Group, Inc.         126,000  674,618       0.1%
    Fukushima Bank, Ltd. (The)              5,700   42,078       0.0%
    Fukuyama Transporting Co., Ltd.         6,700  279,580       0.1%
    Furukawa Battery Co., Ltd. (The)        3,000   27,010       0.0%
    Furukawa Co., Ltd.                      6,000  120,687       0.0%
    Furuno Electric Co., Ltd.               6,500   53,351       0.0%
    Furusato Industries, Ltd.               2,400   40,375       0.0%
    Furuya Metal Co., Ltd.                    700   30,875       0.0%
    Fuso Pharmaceutical Industries, Ltd.    1,300   34,903       0.0%
    Futaba Industrial Co., Ltd.            12,200   97,506       0.0%
    Fuyo General Lease Co., Ltd.            4,100  277,712       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    G-Tekt Corp.                                                  3,700 $ 71,476       0.0%
    Gakken Holdings Co., Ltd.                                       600   27,204       0.0%
    Gecoss Corp.                                                  2,300   23,124       0.0%
    Geo Holdings Corp.                                            6,300  102,950       0.0%
    Geostr Corp.                                                  3,100   19,672       0.0%
    Gfoot Co., Ltd.                                               3,900   28,311       0.0%
    GL Sciences, Inc.                                             1,000   15,229       0.0%
    Global, Ltd. (The)                                            1,600   13,459       0.0%
    GLOBERIDE, Inc.                                               2,000   53,947       0.0%
    Godo Steel, Ltd.                                              3,100   72,368       0.0%
    Goldcrest Co., Ltd.                                           3,900   82,841       0.0%
    Grandy House Corp.                                            4,100   18,376       0.0%
    GS Yuasa Corp.                                               71,000  382,191       0.1%
    GSI Creos Corp.                                                 900   13,312       0.0%
    Gunma Bank, Ltd. (The)                                       67,700  395,110       0.1%
    Gunze, Ltd.                                                   4,000  245,703       0.1%
    H-One Co., Ltd.                                               5,000   60,661       0.0%
    H2O Retailing Corp.                                          20,000  376,354       0.1%
    Hagihara Industries, Inc.                                     2,400   41,742       0.0%
    Hagiwara Electric Holdings Co., Ltd.                          1,200   33,350       0.0%
    Hakuto Co., Ltd.                                              3,000   43,876       0.0%
    Hakuyosha Co., Ltd.                                             600   17,493       0.0%
    Hamakyorex Co., Ltd.                                          3,500  121,998       0.0%
    Haneda Zenith Holdings Co., Ltd.                              3,900   14,130       0.0%
    Hanwa Co., Ltd.                                               6,800  297,106       0.1%
    Happinet Corp.                                                4,000   55,412       0.0%
    Harada Industry Co., Ltd.                                     1,700   16,699       0.0%
    Hard Off Corp. Co., Ltd.                                      1,300   13,506       0.0%
    Harima Chemicals Group, Inc.                                  2,900   23,648       0.0%
    Haruyama Holdings, Inc.                                       2,000   19,841       0.0%
    Hayashikane Sangyo Co., Ltd.                                  2,600   20,271       0.0%
    Hazama Ando Corp.                                            33,100  265,955       0.1%
    Heiwa Corp.                                                   9,000  178,637       0.1%
    Heiwa Real Estate Co., Ltd.                                   5,600  131,170       0.0%
    Heiwado Co., Ltd.                                             6,500  155,021       0.0%
    HI-LEX Corp.                                                  5,200  135,265       0.0%
    Himaraya Co., Ltd.                                            1,800   19,717       0.0%
    Hirakawa Hewtech Corp.                                        2,000   26,847       0.0%
    Hiroshima Bank, Ltd. (The)                                   59,500  452,779       0.1%
    Hiroshima Electric Railway Co., Ltd.                          3,200   33,929       0.0%
    Hitachi Capital Corp.                                         8,500  227,133       0.1%
    Hitachi Transport System, Ltd.                                5,400  144,621       0.0%
    Hitachi Zosen Corp.                                          39,100  212,259       0.1%
    Hodogaya Chemical Co., Ltd.                                   1,100   46,669       0.0%
    Hogy Medical Co., Ltd.                                        4,400  183,464       0.1%
    Hokkaido Coca-Cola Bottling Co., Ltd.                         3,000   21,026       0.0%
    Hokkan Holdings, Ltd.                                        13,000   46,553       0.0%
    Hokko Chemical Industry Co., Ltd.                             4,000   25,221       0.0%
    Hokkoku Bank, Ltd. (The)                                      5,200  207,531       0.1%
    Hokuetsu Bank, Ltd. (The)                                     4,100   90,838       0.0%
    Hokuetsu Industries Co., Ltd.                                 2,200   23,818       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                               30,100  187,538       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
JAPAN -- (Continued)
    Hokuhoku Financial Group, Inc.              27,700 $409,781       0.1%
    Hokuriku Electric Industry Co., Ltd.         1,200   16,235       0.0%
    Hokuriku Electrical Construction Co., Ltd.   1,700   18,836       0.0%
    Hokuto Corp.                                 4,300   75,922       0.0%
    Honeys Holdings Co., Ltd.                    4,100   39,203       0.0%
    Honshu Chemical Industry Co., Ltd.           1,200   13,009       0.0%
    Hoosiers Holdings                            3,600   26,468       0.0%
    Howa Machinery, Ltd.                         3,900   39,296       0.0%
    Hyakugo Bank, Ltd. (The)                    52,700  245,896       0.1%
    Hyakujushi Bank, Ltd. (The)                 56,000  188,920       0.1%
    I-O Data Device, Inc.                        1,200   12,404       0.0%
    Ibiden Co., Ltd.                            26,500  437,620       0.1%
    IBJ Leasing Co., Ltd.                        6,700  185,042       0.1%
    Ichiken Co., Ltd.                            1,200   26,770       0.0%
    Ichinen Holdings Co., Ltd.                   3,600   48,417       0.0%
    Ichiyoshi Securities Co., Ltd.               6,000   73,424       0.0%
    Iino Kaiun Kaisha, Ltd.                     20,200  100,503       0.0%
    IJT Technology Holdings Co., Ltd.            4,600   37,722       0.0%
    Imasen Electric Industrial                   3,200   35,711       0.0%
    Inaba Denki Sangyo Co., Ltd.                 4,500  193,007       0.1%
    Inaba Seisakusho Co., Ltd.                   1,900   24,633       0.0%
    Inabata & Co., Ltd.                         10,100  155,030       0.1%
    Ines Corp.                                   8,400   90,126       0.0%
    Intellex Co., Ltd.                             900    8,822       0.0%
    Internet Initiative Japan, Inc.              5,400  101,980       0.0%
    Inui Global Logistics Co., Ltd.              3,600   27,557       0.0%
    Ise Chemical Corp.                           4,000   27,060       0.0%
    Iseki & Co., Ltd.                            3,900   75,206       0.0%
    Isetan Mitsukoshi Holdings, Ltd.            53,800  598,536       0.1%
*   Ishihara Sangyo Kaisha, Ltd.                 7,000   80,426       0.0%
    Ishizuka Glass Co., Ltd.                     1,000   22,790       0.0%
    IT Holdings Corp.                           11,600  460,163       0.1%
    Itochu Enex Co., Ltd.                       11,300  110,834       0.0%
    Itochu-Shokuhin Co., Ltd.                    1,000   55,655       0.0%
    Itoki Corp.                                 10,300   69,019       0.0%
    IwaiCosmo Holdings, Inc.                     3,600   49,983       0.0%
    Iwaki & Co., Ltd.                            6,000   22,350       0.0%
    Iwaki Co., Ltd.                                700   23,640       0.0%
    Iwasaki Electric Co., Ltd.                   1,300   19,841       0.0%
    Iwatani Corp.                                6,800  251,036       0.1%
    Iyo Bank, Ltd. (The)                        54,500  430,754       0.1%
    J Trust Co., Ltd.                           16,600  117,382       0.0%
    J-Oil Mills, Inc.                            2,400   82,832       0.0%
    Jaccs Co., Ltd.                              6,000  135,847       0.0%
    Janome Sewing Machine Co., Ltd.              3,300   21,946       0.0%
    Japan Asia Group, Ltd.                       6,900   34,573       0.0%
    Japan Aviation Electronics Industry, Ltd.   10,000  170,338       0.1%
    Japan Cash Machine Co., Ltd.                 3,500   39,379       0.0%
#*  Japan Display, Inc.                         85,800  113,383       0.0%
    Japan Electronic Materials Corp.             2,900   22,043       0.0%
    Japan Oil Transportation Co., Ltd.             700   21,326       0.0%
    Japan Pulp & Paper Co., Ltd.                 2,100   87,263       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                       SHARES VALUE++  OF NET ASSETS**
                                                       ------ -------- ---------------
JAPAN -- (Continued)
    Japan Securities Finance Co., Ltd.                 22,200 $145,878       0.0%
    Japan Steel Works, Ltd. (The)                       6,500  212,908       0.1%
    Japan Transcity Corp.                               7,000   32,425       0.0%
    Japan Wool Textile Co., Ltd. (The)                 10,100  105,280       0.0%
    JBCC Holdings, Inc.                                 3,800   36,618       0.0%
    Jimoto Holdings, Inc.                              37,400   65,307       0.0%
    JK Holdings Co., Ltd.                               2,700   23,188       0.0%
    JMS Co., Ltd.                                       3,000   17,525       0.0%
    Joban Kosan Co., Ltd.                                 900   15,801       0.0%
    Joshin Denki Co., Ltd.                              3,400  140,606       0.0%
    JSP Corp.                                           2,700   87,391       0.0%
    Juroku Bank, Ltd. (The)                             6,300  166,200       0.1%
    JVC Kenwood Corp.                                  24,900   86,746       0.0%
    K's Holdings Corp.                                 20,600  297,115       0.1%
*   Kadokawa Dwango                                    11,900  123,068       0.0%
    Kaga Electronics Co., Ltd.                          3,100   76,666       0.0%
    Kamei Corp.                                         5,900   81,853       0.0%
    Kamigumi Co., Ltd.                                  6,100  137,321       0.0%
    Kanaden Corp.                                       3,500   43,245       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                       1,300   43,938       0.0%
    Kanamoto Co., Ltd.                                  5,300  181,102       0.1%
    Kandenko Co., Ltd.                                 17,500  207,253       0.1%
    Kaneka Corp.                                       36,000  355,725       0.1%
    Kaneko Seeds Co., Ltd.                              1,700   25,942       0.0%
    Kanematsu Corp.                                    14,700  224,521       0.1%
*   Kansai Mirai Financial Group, Inc.                 17,895  141,759       0.0%
    Kansai Super Market, Ltd.                           2,300   24,815       0.0%
    Kasai Kogyo Co., Ltd.                               4,800   67,456       0.0%
    Katakura & Co-op Agri Corp.                         2,200   25,068       0.0%
    Kato Sangyo Co., Ltd.                               4,400  162,001       0.1%
    Kato Works Co., Ltd.                                2,400   56,189       0.0%
    KAWADA TECHNOLOGIES, Inc.                           1,000   57,973       0.0%
    Kawagishi Bridge Works Co., Ltd.                      400   16,668       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.     900   29,287       0.0%
*   Kawasaki Kisen Kaisha, Ltd.                        18,000  416,254       0.1%
    Keihanshin Building Co., Ltd.                       7,000   59,641       0.0%
    Keihin Co., Ltd.                                    1,400   21,164       0.0%
    Keihin Corp.                                        8,800  173,836       0.1%
    Keiyo Bank, Ltd. (The)                             50,000  228,853       0.1%
    Keiyo Co., Ltd.                                     9,800   51,078       0.0%
    KEL Corp.                                             800    9,179       0.0%
    Kimura Chemical Plants Co., Ltd.                    3,200   14,496       0.0%
    Kimura Unity Co., Ltd.                              1,300   13,753       0.0%
*   Kinki Sharyo Co., Ltd. (The)                          800   18,734       0.0%
    Kintetsu World Express, Inc.                        6,700  124,650       0.0%
    Kita-Nippon Bank, Ltd. (The)                        2,100   54,828       0.0%
    Kitagawa Iron Works Co., Ltd.                       1,900   48,426       0.0%
    Kitamura Co., Ltd.                                  3,300   29,956       0.0%
    Kitano Construction Corp.                          12,000   43,691       0.0%
    Kitz Corp.                                         17,600  147,147       0.0%
    Kiyo Bank, Ltd. (The)                              13,600  221,427       0.1%
    Koa Corp.                                           4,000   87,262       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Koatsu Gas Kogyo Co., Ltd.                5,200 $ 45,796       0.0%
    Kobe Steel, Ltd.                         60,900  626,451       0.1%
    Kobelco Eco-Solutions Co., Ltd.           1,200   21,055       0.0%
    Kohnan Shoji Co., Ltd.                    7,000  182,806       0.1%
    Kohsoku Corp.                             1,500   18,584       0.0%
*   Kojima Co., Ltd.                          5,800   25,758       0.0%
    Kokusai Co., Ltd.                         2,400   21,460       0.0%
    KOMAIHALTEC, Inc.                           600   13,614       0.0%
    Komatsu Wall Industry Co., Ltd.           1,200   26,178       0.0%
    Komehyo Co., Ltd.                         1,100   18,161       0.0%
    Komeri Co., Ltd.                          7,300  194,834       0.1%
    Konaka Co., Ltd.                          4,200   22,762       0.0%
    Kondotec, Inc.                            4,200   35,514       0.0%
    Konica Minolta, Inc.                     35,700  306,442       0.1%
    Konishi Co., Ltd.                         6,000   97,824       0.0%
    Konoike Transport Co., Ltd.               5,600   97,917       0.0%
    Kosaido Co., Ltd.                         6,500   31,060       0.0%
    Kosei Securities Co., Ltd. (The)            900   11,640       0.0%
    Krosaki Harima Corp.                        900   41,531       0.0%
    KRS Corp.                                 1,200   30,588       0.0%
    KU Holdings Co., Ltd.                     2,600   27,515       0.0%
    Kumagai Gumi Co., Ltd.                    6,000  204,170       0.1%
    Kumiai Chemical Industry Co., Ltd.       20,100  127,581       0.0%
    Kurabo Industries, Ltd.                  46,000  151,795       0.0%
    Kureha Corp.                              3,600  244,454       0.1%
    Kurimoto, Ltd.                            1,600   29,936       0.0%
    Kuriyama Holdings Corp.                   1,000   20,360       0.0%
    KYB Corp.                                 4,500  216,795       0.1%
    Kyodo Printing Co., Ltd.                  1,600   48,923       0.0%
    Kyoei Steel, Ltd.                         4,600   95,788       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.          6,800  107,521       0.0%
    Kyokuto Securities Co., Ltd.              5,000   71,699       0.0%
    Kyokuyo Co., Ltd.                         1,500   51,586       0.0%
    KYORIN Holdings, Inc.                     9,600  187,726       0.1%
    Kyoritsu Printing Co., Ltd.               3,700   12,530       0.0%
    Kyosan Electric Manufacturing Co., Ltd.   8,000   51,394       0.0%
    Kyowa Electronics Instruments Co., Ltd.   3,400   13,522       0.0%
    Kyowa Leather Cloth Co., Ltd.             2,700   24,109       0.0%
    Kyushu Financial Group, Inc.             49,900  244,758       0.1%
    Kyushu Leasing Service Co., Ltd.          2,800   19,950       0.0%
    Lacto Japan Co., Ltd.                       600   28,067       0.0%
*   Laox Co., Ltd.                            7,000   32,769       0.0%
    Leopalace21 Corp.                        47,100  408,495       0.1%
    Lintec Corp.                              9,100  263,335       0.1%
    Lonseal Corp.                               700   14,713       0.0%
    Look Holdings, Inc.                       9,000   28,131       0.0%
    Macnica Fuji Electronics Holdings, Inc.   8,000  136,867       0.0%
    Maeda Corp.                              28,000  345,572       0.1%
    Maeda Road Construction Co., Ltd.        12,000  258,930       0.1%
    Maezawa Industries, Inc.                  4,800   20,021       0.0%
    Makino Milling Machine Co., Ltd.         25,000  235,933       0.1%
    Mamiya-Op Co., Ltd.                       1,300   13,924       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Marubun Corp.                              3,500 $ 31,345       0.0%
    Marudai Food Co., Ltd.                    24,000  118,047       0.0%
    Marufuji Sheet Piling Co., Ltd.              600   15,926       0.0%
    Maruha Nichiro Corp.                       5,200  175,033       0.1%
    Maruka Machinery Co., Ltd.                 2,200   41,558       0.0%
    Maruyama Manufacturing Co., Inc.           1,100   19,109       0.0%
*   Maruzen CHI Holdings Co., Ltd.             3,000    9,759       0.0%
    Maruzen Showa Unyu Co., Ltd.              11,000   51,998       0.0%
    Matsuda Sangyo Co., Ltd.                   2,600   43,771       0.0%
    Matsui Construction Co., Ltd.              3,500   27,795       0.0%
    Max Co., Ltd.                              5,600   72,832       0.0%
    Maxell Holdings, Ltd.                     10,900  214,938       0.1%
    Maxvalu Nishinihon Co., Ltd.               1,800   29,543       0.0%
    Maxvalu Tokai Co., Ltd.                    1,200   26,831       0.0%
    Mebuki Financial Group, Inc.             110,280  428,043       0.1%
    Medical System Network Co., Ltd.           4,000   21,105       0.0%
    Megmilk Snow Brand Co., Ltd.               9,700  292,022       0.1%
    Meidensha Corp.                           36,000  141,668       0.0%
    Meiji Electric Industries Co., Ltd.        1,100   18,065       0.0%
    Meiji Shipping Co., Ltd.                   2,800   10,972       0.0%
    Meisei Industrial Co., Ltd.                8,100   60,500       0.0%
    Meiwa Corp.                                7,300   35,262       0.0%
    Meiwa Estate Co., Ltd.                     2,900   19,908       0.0%
    Mesco, Inc.                                1,600   19,496       0.0%
    METAWATER Co., Ltd.                        2,500   73,613       0.0%
    Michinoku Bank, Ltd. (The)                 3,000   48,586       0.0%
    Mie Kotsu Group Holdings, Inc.            11,700   55,616       0.0%
    Mikuni Corp.                               6,100   35,097       0.0%
    Mimaki Engineering Co., Ltd.               3,100   24,331       0.0%
    Mimasu Semiconductor Industry Co., Ltd.    3,400   59,873       0.0%
    Ministop Co., Ltd.                         2,500   51,867       0.0%
    Mirait Holdings Corp.                     11,900  188,727       0.1%
    Misawa Homes Co., Ltd.                     4,900   41,378       0.0%
    Mitachi Co., Ltd.                          1,700   17,297       0.0%
    Mitani Corp.                               1,800   85,439       0.0%
    Mitani Sangyo Co., Ltd.                    3,600   14,996       0.0%
    Mitani Sekisan Co., Ltd.                   1,900   43,461       0.0%
    Mito Securities Co., Ltd.                 12,400   47,890       0.0%
    Mitsuba Corp.                              7,600  110,938       0.0%
    Mitsubishi Kakoki Kaisha, Ltd.             1,800   37,480       0.0%
    Mitsubishi Logisnext Co., Ltd.             6,300   54,290       0.0%
    Mitsubishi Logistics Corp.                12,500  288,314       0.1%
    Mitsubishi Materials Corp.                19,200  584,394       0.1%
    Mitsubishi Paper Mills, Ltd.               7,800   49,191       0.0%
    Mitsubishi Research Institute, Inc.        1,400   49,111       0.0%
    Mitsubishi Shokuhin Co., Ltd.              2,900   84,623       0.0%
    Mitsuboshi Belting, Ltd.                   9,000  102,657       0.0%
*   Mitsui E&S Holdings Co., Ltd.             18,100  310,190       0.1%
    Mitsui High-Tec, Inc.                      5,100   74,705       0.0%
    Mitsui Home Co., Ltd.                      7,000   46,459       0.0%
    Mitsui Matsushima Co., Ltd.                1,600   22,916       0.0%
    Mitsui OSK Lines, Ltd.                    22,600  669,448       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Mitsui Sugar Co., Ltd.                    2,800 $111,851       0.0%
*   Mitsui-Soko Holdings Co., Ltd.           22,000   71,308       0.0%
    Miyaji Engineering Group, Inc.            1,600   31,247       0.0%
    Miyazaki Bank, Ltd. (The)                 3,200  103,581       0.0%
    Miyoshi Oil & Fat Co., Ltd.               1,800   23,990       0.0%
    Mizuno Corp.                              4,000  129,332       0.0%
    Mochida Pharmaceutical Co., Ltd.          2,500  176,145       0.1%
    Modec, Inc.                               3,900  103,498       0.0%
    Molitec Steel Co., Ltd.                   2,000   12,604       0.0%
    Monex Group, Inc.                        36,900  209,883       0.1%
    MORESCO Corp.                             1,200   21,329       0.0%
    Morinaga Milk Industry Co., Ltd.          6,800  298,675       0.1%
    Morishita Jintan Co., Ltd.                  600   15,682       0.0%
    Morita Holdings Corp.                     3,000   58,835       0.0%
    Morito Co., Ltd.                          2,900   27,350       0.0%
    Mory Industries, Inc.                     1,000   30,238       0.0%
    MrMax Holdings, Ltd.                      4,600   31,231       0.0%
    Musashi Seimitsu Industry Co., Ltd.       4,100  143,645       0.0%
    Musashino Bank, Ltd. (The)                6,000  199,905       0.1%
*   Muto Seiko Co.                            1,900   21,129       0.0%
    NAC Co., Ltd.                             1,300   10,842       0.0%
    Nachi-Fujikoshi Corp.                    31,000  160,735       0.1%
    Nadex Co., Ltd.                             800    8,988       0.0%
    Nafco Co., Ltd.                           1,700   28,656       0.0%
    Nagano Bank, Ltd. (The)                   1,800   30,330       0.0%
    Nagano Keiki Co., Ltd.                    2,400   28,553       0.0%
    Nagase & Co., Ltd.                       23,900  408,144       0.1%
    Nakabayashi Co., Ltd.                     4,000   23,113       0.0%
    Nakamoto Packs Co., Ltd.                  1,200   20,611       0.0%
    Nakamuraya Co., Ltd.                        900   39,923       0.0%
    Nakano Corp.                              3,000   17,068       0.0%
    Nakayama Steel Works, Ltd.                4,600   32,318       0.0%
    Nakayamafuku Co., Ltd.                    1,500   10,328       0.0%
    Nanto Bank, Ltd. (The)                    6,400  177,651       0.1%
    Narasaki Sangyo Co., Ltd.                 6,000   23,292       0.0%
    NEC Capital Solutions, Ltd.               2,600   49,610       0.0%
    NEC Networks & System Integration Corp.   4,300  112,507       0.0%
*   New Japan Chemical Co., Ltd.              9,600   22,339       0.0%
    NHK Spring Co., Ltd.                     29,000  320,469       0.1%
    Nicca Chemical Co., Ltd.                  1,600   18,398       0.0%
    Nice Holdings, Inc.                       1,200   16,138       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.        8,900  142,399       0.0%
    Nichirin Co., Ltd.                        1,950   47,564       0.0%
    Nihon Chouzai Co., Ltd.                   1,400   43,615       0.0%
    Nihon Dempa Kogyo Co., Ltd.               3,100   19,428       0.0%
    Nihon Denkei Co., Ltd.                    1,400   24,753       0.0%
    Nihon House Holdings Co., Ltd.            7,500   39,399       0.0%
    Nihon Nohyaku Co., Ltd.                   9,400   60,947       0.0%
    Nihon Plast Co., Ltd.                     2,100   19,698       0.0%
    Nihon Tokushu Toryo Co., Ltd.             3,100   64,637       0.0%
    Nihon Yamamura Glass Co., Ltd.           27,000   46,468       0.0%
    Niitaka Co., Ltd.                         1,200   19,914       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                           SHARES  VALUE++  OF NET ASSETS**
                                           ------- -------- ---------------
JAPAN -- (Continued)
    Nikki Co., Ltd.                            600 $ 21,761       0.0%
    Nikkiso Co., Ltd.                       11,600  132,079       0.0%
    Nikkon Holdings Co., Ltd.               11,300  300,670       0.1%
    Nippi, Inc.                                400   16,473       0.0%
    Nippo Corp.                              9,600  220,175       0.1%
    Nippon Carbide Industries Co., Inc.      1,200   24,122       0.0%
    Nippon Chemi-Con Corp.                   3,000   69,446       0.0%
    Nippon Chemical Industrial Co., Ltd.     1,800   56,202       0.0%
    Nippon Chemiphar Co., Ltd.                 500   21,123       0.0%
    Nippon Coke & Engineering Co., Ltd.     39,500   42,193       0.0%
    Nippon Concrete Industries Co., Ltd.     8,200   33,966       0.0%
    Nippon Denko Co., Ltd.                  17,700   59,030       0.0%
    Nippon Densetsu Kogyo Co., Ltd.          7,200  147,777       0.0%
    Nippon Dry-Chemical Co., Ltd.              700   15,893       0.0%
    Nippon Electric Glass Co., Ltd.         16,600  478,379       0.1%
    Nippon Filcon Co., Ltd.                  3,100   17,820       0.0%
    Nippon Flour Mills Co., Ltd.            11,600  189,196       0.1%
    Nippon Hume Corp.                        4,500   34,296       0.0%
    Nippon Kayaku Co., Ltd.                 29,600  370,378       0.1%
    Nippon Kinzoku Co., Ltd.                   900   19,195       0.0%
    Nippon Koei Co., Ltd.                    3,200   93,809       0.0%
    Nippon Koshuha Steel Co., Ltd.           2,400   18,508       0.0%
    Nippon Light Metal Holdings Co., Ltd.  114,300  305,526       0.1%
    Nippon Paper Industries Co., Ltd.       23,300  446,246       0.1%
    Nippon Pillar Packing Co., Ltd.          3,900   56,328       0.0%
    Nippon Piston Ring Co., Ltd.             1,500   30,060       0.0%
    Nippon Road Co., Ltd. (The)              1,600   79,793       0.0%
    Nippon Seisen Co., Ltd.                    600   26,256       0.0%
*   Nippon Sheet Glass Co., Ltd.            18,800  153,473       0.0%
    Nippon Signal Co., Ltd.                 12,900  122,431       0.0%
    Nippon Soda Co., Ltd.                   26,000  149,365       0.0%
    Nippon Steel & Sumikin Bussan Corp.      3,200  175,530       0.1%
    Nippon Suisan Kaisha, Ltd.              56,700  307,290       0.1%
    Nippon Thompson Co., Ltd.               12,200   89,830       0.0%
    Nippon View Hotel Co., Ltd.                600    8,317       0.0%
    Nippon Yakin Kogyo Co., Ltd.            34,500   92,494       0.0%
    Nippon Yusen K.K.                       31,800  676,403       0.1%
    Nipro Corp.                              8,100  116,583       0.0%
    Nishi-Nippon Financial Holdings, Inc.   29,100  349,432       0.1%
    Nishimatsu Construction Co., Ltd.       11,500  316,123       0.1%
    Nishimatsuya Chain Co., Ltd.            10,000  122,925       0.0%
    Nishio Rent All Co., Ltd.                4,000  118,760       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.    4,700   17,043       0.0%
    Nissei Plastic Industrial Co., Ltd.      3,700   47,754       0.0%
    Nisshin Fudosan Co.                      7,500   56,324       0.0%
    Nisshin Oillio Group, Ltd. (The)         5,900  169,634       0.1%
    Nisshin Steel Co., Ltd.                 11,000  145,569       0.0%
    Nisshinbo Holdings, Inc.                32,304  455,243       0.1%
    Nissin Corp.                             3,100   80,355       0.0%
    Nissin Electric Co., Ltd.               10,000  100,261       0.0%
    Nissin Kogyo Co., Ltd.                   8,900  156,165       0.1%
    Nitta Corp.                              4,000  152,070       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                           SHARES VALUE++  OF NET ASSETS**
                                           ------ -------- ---------------
JAPAN -- (Continued)
    Nitta Gelatin, Inc.                     1,700 $ 13,253       0.0%
    Nittan Valve Co., Ltd.                  3,600   11,216       0.0%
    Nitto Boseki Co., Ltd.                  5,600  120,952       0.0%
    Nitto Kogyo Corp.                       5,900  101,282       0.0%
    Nitto Kohki Co., Ltd.                   2,200   57,822       0.0%
    Nitto Seiko Co., Ltd.                   6,100   43,719       0.0%
    Nittoc Construction Co., Ltd.           4,000   22,998       0.0%
    Noda Corp.                              1,700   18,386       0.0%
    NOK Corp.                              18,700  382,440       0.1%
    Nomura Real Estate Holdings, Inc.      20,600  509,776       0.1%
    Noritake Co., Ltd.                      2,400  102,402       0.0%
    Noritsu Koki Co., Ltd.                  4,500  112,412       0.0%
    Noritz Corp.                            6,100  111,146       0.0%
    North Pacific Bank, Ltd.               69,400  234,152       0.1%
    Nozawa Corp.                            1,400   15,872       0.0%
    NS United Kaiun Kaisha, Ltd.            2,200   45,665       0.0%
    NTN Corp.                              97,100  427,091       0.1%
    Nuflare Technology, Inc.                1,000   66,036       0.0%
    Odelic Co., Ltd.                          600   24,386       0.0%
    Oenon Holdings, Inc.                   13,500   57,378       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)         7,800  196,626       0.1%
    Ohmoto Gumi Co., Ltd.                     200    9,582       0.0%
    Oiles Corp.                             3,800   82,121       0.0%
    Oita Bank, Ltd. (The)                   3,000  110,082       0.0%
    Okabe Co., Ltd.                         8,300   78,851       0.0%
    Okamura Corp.                          13,300  179,572       0.1%
    Okasan Securities Group, Inc.          35,000  199,991       0.1%
    Okaya Electric Industries Co., Ltd.     3,900   21,650       0.0%
    Oki Electric Industry Co., Ltd.        16,600  223,968       0.1%
    Okinawa Cellular Telephone Co.            500   18,611       0.0%
    OKK Corp.                               1,300   13,452       0.0%
    OKUMA Corp.                             4,600  262,755       0.1%
    Okumura Corp.                           6,000  248,393       0.1%
    Okura Industrial Co., Ltd.              9,000   50,145       0.0%
    Okuwa Co., Ltd.                         7,000   75,481       0.0%
    Olympic Group Corp.                     2,600   13,378       0.0%
    ONO Sokki Co., Ltd.                     3,300   25,659       0.0%
    Onoken Co., Ltd.                        4,200   73,730       0.0%
    Onward Holdings Co., Ltd.              27,300  224,976       0.1%
    Organo Corp.                            1,500   46,857       0.0%
    Origin Electric Co., Ltd.               1,300   21,216       0.0%
    Osaka Organic Chemical Industry, Ltd.   3,700   48,224       0.0%
    Osaka Soda Co., Ltd.                    2,600   72,632       0.0%
    Osaki Electric Co., Ltd.                8,800   63,778       0.0%
    OSJB Holdings Corp.                    12,500   36,628       0.0%
    OUG Holdings, Inc.                        600   14,705       0.0%
    Ozu Corp.                                 600   13,094       0.0%
    Pacific Industrial Co., Ltd.            9,000  127,656       0.0%
*   Pacific Metals Co., Ltd.                3,300  115,782       0.0%
    Pack Corp. (The)                        2,200   83,310       0.0%
    PALTAC Corp.                            4,000  200,210       0.1%
    Paltek Corp.                            2,400   14,476       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                    SHARES VALUE++  OF NET ASSETS**
                                                    ------ -------- ---------------
JAPAN -- (Continued)
    Parco Co., Ltd.                                  5,100 $ 63,772       0.0%
    Parker Corp.                                     2,000   11,013       0.0%
    PCA Corp.                                          900   14,351       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.   6,000   42,021       0.0%
    Pickles Corp.                                    1,300   23,591       0.0%
    Piolax, Inc.                                     6,000  168,072       0.1%
*   Pioneer Corp.                                   73,900  115,277       0.0%
    Plant Co., Ltd.                                  1,900   23,568       0.0%
    Plenus Co., Ltd.                                 4,200   72,392       0.0%
    Press Kogyo Co., Ltd.                           17,400  100,272       0.0%
    Pressance Corp.                                  7,400  113,060       0.0%
    Prospect Co., Ltd.                              62,000   30,346       0.0%
    Proto Corp.                                      2,700   38,757       0.0%
    PS Mitsubishi Construction Co., Ltd.             6,800   44,824       0.0%
    Raito Kogyo Co., Ltd.                            9,400  102,143       0.0%
    Rasa Corp.                                       1,900   15,969       0.0%
    Rasa Industries, Ltd.                            1,700   34,773       0.0%
    Raysum Co., Ltd.                                 2,300   29,979       0.0%
    Renesas Easton Co., Ltd.                         2,600   16,363       0.0%
    Rengo Co., Ltd.                                 40,400  347,300       0.1%
*   Renown, Inc.                                    18,100   27,178       0.0%
    Retail Partners Co., Ltd.                        4,300   63,815       0.0%
    Riberesute Corp.                                 2,000   18,313       0.0%
    Ricoh Leasing Co., Ltd.                          3,100  103,388       0.0%
    Riken Corp.                                      1,900  109,281       0.0%
    Riken Keiki Co., Ltd.                            2,900   65,286       0.0%
    Riken Technos Corp.                              7,500   36,414       0.0%
    Riken Vitamin Co., Ltd.                          1,600   60,218       0.0%
    Rion Co., Ltd.                                   2,200   50,169       0.0%
    Riso Kagaku Corp.                                2,500   49,988       0.0%
    Rix Corp.                                          600   11,355       0.0%
    Roland DG Corp.                                  2,500   58,051       0.0%
*   RVH, Inc.                                        5,300   21,643       0.0%
    Ryobi, Ltd.                                      5,900  150,736       0.0%
    Ryoden Corp.                                     3,500   58,695       0.0%
    S LINE Co., Ltd.                                 1,800   20,274       0.0%
    S&B Foods, Inc.                                    300   29,559       0.0%
    Sac's Bar Holdings, Inc.                         4,300   45,996       0.0%
    Sakai Chemical Industry Co., Ltd.                4,000  104,475       0.0%
    Sakai Heavy Industries, Ltd.                       700   29,670       0.0%
    Sakai Ovex Co., Ltd.                               700   15,306       0.0%
    Sakata INX Corp.                                 8,200  125,299       0.0%
    Sala Corp.                                      12,900   80,297       0.0%
    SAMTY Co., Ltd.                                  2,800   51,747       0.0%
    San Holdings, Inc.                               1,100   29,724       0.0%
*   San ju San Financial Group, Inc.                 4,330   91,575       0.0%
    San-A Co., Ltd.                                    500   26,663       0.0%
    San-Ai Oil Co., Ltd.                            11,700  184,195       0.1%
    San-In Godo Bank, Ltd. (The)                    33,000  310,263       0.1%
*   Sanden Holdings Corp.                            4,900   71,186       0.0%
    Sanei Architecture Planning Co., Ltd.            1,500   25,264       0.0%
    Sangetsu Corp.                                  10,400  214,630       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                                 SHARES VALUE++  OF NET ASSETS**
                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Sanken Electric Co., Ltd.                    20,000 $128,001       0.0%
    Sanko Gosei, Ltd.                             2,000   10,157       0.0%
    Sanko Metal Industrial Co., Ltd.                300    9,702       0.0%
    Sankyo Tateyama, Inc.                         5,700   84,562       0.0%
    Sanoh Industrial Co., Ltd.                    5,900   42,151       0.0%
    Sanoyas Holdings Corp.                        6,300   15,244       0.0%
    Sansha Electric Manufacturing Co., Ltd.       2,200   28,603       0.0%
    Sanyo Chemical Industries, Ltd.               3,000  141,566       0.0%
    Sanyo Denki Co., Ltd.                         1,500  129,444       0.0%
    Sanyo Housing Nagoya Co., Ltd.                2,800   30,652       0.0%
    Sanyo Special Steel Co., Ltd.                 4,600  117,038       0.0%
    Sanyo Trading Co., Ltd.                       2,300   45,180       0.0%
    Sapporo Holdings, Ltd.                       12,000  343,349       0.1%
    Sato Shoji Corp.                              2,900   32,636       0.0%
    Satori Electric Co., Ltd.                     2,500   25,274       0.0%
    Sawada Holdings Co., Ltd.                     4,400   40,205       0.0%
    Sawai Pharmaceutical Co., Ltd.                7,400  319,795       0.1%
    Saxa Holdings, Inc.                           1,300   25,275       0.0%
    SBI Holdings, Inc.                           33,900  854,798       0.2%
    SBS Holdings, Inc.                            5,000   62,237       0.0%
    Scroll Corp.                                  8,200   32,990       0.0%
    Secom Joshinetsu Co., Ltd.                      900   30,305       0.0%
    Seibu Electric Industry Co., Ltd.               800   20,951       0.0%
    Seika Corp.                                   2,200   55,696       0.0%
    Seikagaku Corp.                               4,400   72,731       0.0%
    Seikitokyu Kogyo Co., Ltd.                    5,900   37,929       0.0%
    Seiko Holdings Corp.                          5,400  140,587       0.0%
    Seino Holdings Co., Ltd.                     24,400  457,030       0.1%
    Sekisui Plastics Co., Ltd.                    5,500   73,879       0.0%
    Senko Group Holdings Co., Ltd.               20,400  156,770       0.1%
    Senshu Electric Co., Ltd.                     1,600   47,340       0.0%
    Senshu Ikeda Holdings, Inc.                  55,300  218,080       0.1%
*   Senshukai Co., Ltd.                           5,200   27,246       0.0%
    Shibaura Mechatronics Corp.                   5,000   19,964       0.0%
    Shibusawa Warehouse Co., Ltd. (The)           1,600   27,119       0.0%
    Shiga Bank, Ltd. (The)                       50,000  253,284       0.1%
    Shikibo, Ltd.                                 2,500   31,503       0.0%
    Shikoku Bank, Ltd. (The)                      8,200  119,724       0.0%
    Shikoku Chemicals Corp.                       7,300  103,321       0.0%
    Shimachu Co., Ltd.                            8,600  277,629       0.1%
    SHIMANE BANK, Ltd. / THE                      1,800   21,981       0.0%
    Shimizu Bank, Ltd. (The)                      1,500   42,186       0.0%
    Shimojima Co., Ltd.                           2,900   31,468       0.0%
    Shin Nippon Air Technologies Co., Ltd.        2,500   37,008       0.0%
*   Shin Nippon Biomedical Laboratories, Ltd.     4,500   22,488       0.0%
    Shin-Etsu Polymer Co., Ltd.                   8,400   79,748       0.0%
    Shinagawa Refractories Co., Ltd.              1,400   37,734       0.0%
    Shindengen Electric Manufacturing Co., Ltd.   1,400   87,832       0.0%
    Shinko Electric Industries Co., Ltd.         16,100  125,255       0.0%
    Shinko Plantech Co., Ltd.                     7,600   71,344       0.0%
    Shinmaywa Industries, Ltd.                   20,000  224,150       0.1%
    Shinnihon Corp.                               5,400   59,902       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Shinsei Bank, Ltd.                                            25,700 $400,138       0.1%
    Shinsho Corp.                                                    900   28,799       0.0%
    Shinwa Co., Ltd.                                                 900   21,093       0.0%
    Shizuki Electric Co., Inc.                                     3,000   20,787       0.0%
    Shizuoka Gas Co., Ltd.                                        12,900  116,718       0.0%
    Shofu, Inc.                                                    1,800   23,812       0.0%
    Showa Aircraft Industry Co., Ltd.                              2,200   26,267       0.0%
    Showa Corp.                                                    9,200  138,284       0.0%
    Showa Sangyo Co., Ltd.                                         4,300  113,799       0.0%
    Sinanen Holdings Co., Ltd.                                     1,400   36,008       0.0%
    Sinfonia Technology Co., Ltd.                                 21,000   74,117       0.0%
    Sinko Industries, Ltd.                                         3,600   58,344       0.0%
    SK Kaken Co., Ltd.                                             1,000  101,758       0.0%
    SK-Electronics Co., Ltd.                                       1,500   32,658       0.0%
    SKY Perfect JSAT Holdings, Inc.                               30,200  137,622       0.0%
    SMK Corp.                                                      9,000   31,882       0.0%
    Soda Nikka Co., Ltd.                                           3,400   22,724       0.0%
    Sodick Co., Ltd.                                               7,500   92,309       0.0%
    Sojitz Corp.                                                 243,800  802,530       0.2%
    Soken Chemical & Engineering Co., Ltd.                         1,600   34,876       0.0%
    Soshin Electric Co., Ltd.                                      3,200   19,639       0.0%
    Sotoh Co., Ltd.                                                1,300   12,078       0.0%
    Space Co., Ltd.                                                2,320   31,743       0.0%
    SPK Corp.                                                        600   15,541       0.0%
    St Marc Holdings Co., Ltd.                                     2,900   82,108       0.0%
    Starzen Co., Ltd.                                              1,000   50,337       0.0%
    Stella Chemifa Corp.                                           2,100   69,924       0.0%
    Subaru Enterprise Co., Ltd.                                      400   25,670       0.0%
    Sugimoto & Co., Ltd.                                           2,200   41,671       0.0%
    Suminoe Textile Co., Ltd.                                      1,200   31,388       0.0%
    Sumitomo Bakelite Co., Ltd.                                   35,000  315,691       0.1%
    Sumitomo Densetsu Co., Ltd.                                    3,600   76,390       0.0%
    Sumitomo Forestry Co., Ltd.                                   21,300  352,946       0.1%
    Sumitomo Mitsui Construction Co., Ltd.                         4,600   28,178       0.0%
    Sumitomo Osaka Cement Co., Ltd.                               79,000  361,665       0.1%
    Sumitomo Precision Products Co., Ltd.                          6,000   20,963       0.0%
    Sumitomo Riko Co., Ltd.                                        7,700   80,491       0.0%
    Sumitomo Rubber Industries, Ltd.                              18,354  327,767       0.1%
    Sumitomo Seika Chemicals Co., Ltd.                             1,900   90,954       0.0%
    Sun Frontier Fudousan Co., Ltd.                                5,000   60,328       0.0%
    Sun-Wa Technos Corp.                                           1,500   22,253       0.0%
    Suncall Corp.                                                  3,400   22,786       0.0%
    Suzuden Corp.                                                  1,600   23,784       0.0%
    Suzuken Co., Ltd.                                             12,500  537,480       0.1%
    Suzuki Co., Ltd.                                               1,300   13,038       0.0%
    SWCC Showa Holdings Co., Ltd.                                  5,400   46,504       0.0%
    Systemsoft Corp.                                               9,700   12,394       0.0%
    T Hasegawa Co., Ltd.                                           5,000  107,477       0.0%
    T RAD Co., Ltd.                                                1,700   60,871       0.0%
    T&K Toka Co., Ltd.                                             4,400   53,884       0.0%
    Tachi-S Co., Ltd.                                              6,900  125,052       0.0%
    Tachibana Eletech Co., Ltd.                                    3,700   70,575       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Tachikawa Corp.                                               2,800 $ 39,042       0.0%
    Tadano, Ltd.                                                 18,100  278,541       0.1%
    Taihei Dengyo Kaisha, Ltd.                                    3,900  100,717       0.0%
    Taiheiyo Kouhatsu, Inc.                                       1,500   14,267       0.0%
    Taiho Kogyo Co., Ltd.                                         3,800   51,297       0.0%
    Taikisha, Ltd.                                                5,100  177,852       0.1%
    Taiko Bank, Ltd. (The)                                        1,700   37,166       0.0%
    Taisei Lamick Co., Ltd.                                       1,100   31,777       0.0%
    Taiyo Yuden Co., Ltd.                                        21,400  379,517       0.1%
    Takaoka Toko Co., Ltd.                                        2,600   44,292       0.0%
    Takara Standard Co., Ltd.                                     8,800  149,544       0.0%
    Takasago International Corp.                                  2,900   90,336       0.0%
    Takasago Thermal Engineering Co., Ltd.                        8,500  161,147       0.1%
    Takashima & Co., Ltd.                                           700   14,013       0.0%
    Takashimaya Co., Ltd.                                        57,000  489,484       0.1%
    Take And Give Needs Co., Ltd.                                 1,900   19,903       0.0%
    TAKEBISHI Corp.                                               1,400   21,876       0.0%
    Takeei Corp.                                                  3,700   45,153       0.0%
    Taki Chemical Co., Ltd.                                         400   16,698       0.0%
    Takihyo Co., Ltd.                                             1,600   34,554       0.0%
    Takisawa Machine Tool Co., Ltd.                               1,800   31,740       0.0%
    Takuma Co., Ltd.                                             13,200  144,629       0.0%
    Tamron Co., Ltd.                                              4,000   81,185       0.0%
    Tamura Corp.                                                 14,500  110,142       0.0%
    Tanabe Engineering Corp.                                        900    8,185       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                     6,500   40,131       0.0%
    TBK Co., Ltd.                                                 4,700   23,628       0.0%
    TDC Soft, Inc.                                                1,200   14,277       0.0%
    TECHNO ASSOCIE Co., Ltd.                                      1,200   13,540       0.0%
    Techno Medica Co., Ltd.                                         800   15,269       0.0%
    Teijin, Ltd.                                                 32,800  616,668       0.1%
    Tekken Corp.                                                  2,400   71,952       0.0%
    Tigers Polymer Corp.                                          2,700   20,559       0.0%
    Toa Corp.(6894434)                                            3,700   43,701       0.0%
    Toa Corp.(6894508)                                            4,300  109,631       0.0%
    Toa Oil Co., Ltd.                                            10,000   18,458       0.0%
    TOA ROAD Corp.                                                  900   32,136       0.0%
    Toagosei Co., Ltd.                                           25,000  295,031       0.1%
    Tobishima Corp.                                              30,400   48,747       0.0%
    Tobu Store Co., Ltd.                                            500   13,859       0.0%
    TOC Co., Ltd.                                                12,300  108,914       0.0%
    Tochigi Bank, Ltd. (The)                                     22,000   83,363       0.0%
    Toda Corp.                                                   41,000  338,073       0.1%
    Toda Kogyo Corp.                                              1,200   41,651       0.0%
    Toei Co., Ltd.                                                1,200  134,794       0.0%
    Toenec Corp.                                                  1,800   56,229       0.0%
    Togami Electric Manufacturing Co., Ltd.                         600   12,359       0.0%
    Toho Acetylene Co., Ltd.                                      1,200   14,955       0.0%
    Toho Bank, Ltd. (The)                                        44,500  172,622       0.1%
    Toho Chemical Industry Co., Ltd.                              3,000   16,271       0.0%
    Toho Co., Ltd.                                                2,100   50,205       0.0%
    Toho Holdings Co., Ltd.                                      12,300  300,179       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
JAPAN -- (Continued)
    Toho Zinc Co., Ltd.                          2,400 $110,424       0.0%
    Tohoku Bank, Ltd. (The)                      2,800   37,157       0.0%
    Tohto Suisan Co., Ltd.                       1,000   17,781       0.0%
    Tokai Corp.                                  3,800   85,585       0.0%
    Tokai Lease Co., Ltd.                          800   15,629       0.0%
    Tokai Rika Co., Ltd.                        11,400  227,738       0.1%
    Tokai Tokyo Financial Holdings, Inc.        39,700  287,562       0.1%
    Tokushu Tokai Paper Co., Ltd.                1,900   74,294       0.0%
    Tokyo Dome Corp.                            19,200  186,677       0.1%
    Tokyo Electron Device, Ltd.                  1,100   21,123       0.0%
    Tokyo Energy & Systems, Inc.                 5,000   58,993       0.0%
    Tokyo Keiki, Inc.                            2,600   28,131       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                   7,100  249,447       0.1%
    Tokyo Printing Ink Manufacturing Co., Ltd.     400   14,000       0.0%
    Tokyo Rakutenchi Co., Ltd.                     900   45,135       0.0%
    Tokyo Rope Manufacturing Co., Ltd.           2,400   51,579       0.0%
    Tokyo Sangyo Co., Ltd.                       4,000   20,398       0.0%
    Tokyo Steel Manufacturing Co., Ltd.         18,200  151,878       0.0%
    Tokyo Tekko Co., Ltd.                        1,800   28,131       0.0%
    Tokyo Theatres Co., Inc.                     1,100   14,678       0.0%
    Tokyo TY Financial Group, Inc.               6,100  161,003       0.1%
    Tokyu Construction Co., Ltd.                 7,000   74,758       0.0%
    Tokyu Fudosan Holdings Corp.                70,700  556,373       0.1%
    Tokyu Recreation Co., Ltd.                   3,000   27,204       0.0%
    Toli Corp.                                   8,000   28,466       0.0%
    Tomato Bank, Ltd.                            1,900   26,497       0.0%
    Tomen Devices Corp.                            800   20,695       0.0%
    Tomoe Corp.                                  6,700   36,888       0.0%
    Tomoe Engineering Co., Ltd.                  1,500   29,169       0.0%
    Tomoegawa Co., Ltd.                          7,000   19,043       0.0%
    Tomoku Co., Ltd.                             2,200   40,707       0.0%
    TOMONY Holdings, Inc.                       32,500  145,017       0.0%
    Tonami Holdings Co., Ltd.                    1,200   75,450       0.0%
    Toppan Forms Co., Ltd.                      10,500  117,287       0.0%
    Topre Corp.                                  6,300  197,723       0.1%
    Topy Industries, Ltd.                        3,900  115,512       0.0%
    Torex Semiconductor, Ltd.                      800   10,548       0.0%
    Torii Pharmaceutical Co., Ltd.               3,000   81,718       0.0%
    Torishima Pump Manufacturing Co., Ltd.       3,500   32,789       0.0%
    Tosei Corp.                                  6,500   79,677       0.0%
    Toshiba Machine Co., Ltd.                   22,000  145,728       0.0%
    Toshiba Plant Systems & Services Corp.       8,600  179,472       0.1%
    Totech Corp.                                 1,500   35,992       0.0%
    Tottori Bank, Ltd. (The)                     1,700   26,981       0.0%
    Towa Bank, Ltd. (The)                        6,900   92,059       0.0%
    Towa Corp.                                   4,100   50,359       0.0%
    Towa Pharmaceutical Co., Ltd.                1,600  101,807       0.0%
    Toyo Construction Co., Ltd.                 14,600   69,823       0.0%
    Toyo Denki Seizo K.K.                        1,900   31,958       0.0%
    Toyo Ink SC Holdings Co., Ltd.              42,000  259,569       0.1%
    Toyo Kanetsu K.K.                            1,800   54,914       0.0%
    Toyo Kohan Co., Ltd.                        15,400  100,965       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Toyo Logistics Co., Ltd.                                      6,200 $ 20,905       0.0%
    Toyo Machinery & Metal Co., Ltd.                              2,700   19,672       0.0%
    Toyo Securities Co., Ltd.                                    18,000   47,238       0.0%
    Toyo Seikan Group Holdings, Ltd.                             31,900  501,887       0.1%
    Toyo Tanso Co., Ltd.                                          1,900   55,874       0.0%
    Toyo Wharf & Warehouse Co., Ltd.                              1,800   28,298       0.0%
    Toyobo Co., Ltd.                                             17,400  338,942       0.1%
    Toyoda Gosei Co., Ltd.                                        9,800  247,440       0.1%
    TPR Co., Ltd.                                                 5,100  154,501       0.0%
    TS Tech Co., Ltd.                                             7,700  311,539       0.1%
    Tsubakimoto Chain Co.                                        25,000  216,634       0.1%
    Tsubakimoto Kogyo Co., Ltd.                                   1,000   31,312       0.0%
*   Tsudakoma Corp.                                               8,000   17,554       0.0%
    Tsukada Global Holdings, Inc.                                 5,400   31,864       0.0%
    Tsukuba Bank, Ltd.                                           16,200   56,163       0.0%
    Tsurumi Manufacturing Co., Ltd.                               4,000   77,714       0.0%
    TTK Co., Ltd.                                                 3,000   17,272       0.0%
    Tv Tokyo Holdings Corp.                                       3,200   87,431       0.0%
*   U-Shin, Ltd.                                                  4,800   31,889       0.0%
    UACJ Corp.                                                    6,600  172,001       0.1%
    Ube Industries, Ltd.                                         18,200  554,448       0.1%
    Uchida Yoko Co., Ltd.                                         2,200   61,335       0.0%
    Uchiyama Holdings Co., Ltd.                                   2,100   12,487       0.0%
    Ueki Corp.                                                      500   12,059       0.0%
    UKC Holdings Corp.                                            3,400   71,637       0.0%
*   Uniden Holdings Corp.                                        11,000   27,425       0.0%
    UNIMAT Retirement Community Co., Ltd.                         1,300   18,876       0.0%
    Union Tool Co.                                                  800   27,983       0.0%
    Unipres Corp.                                                 8,500  200,139       0.1%
    United Super Markets Holdings, Inc.                          12,100  159,108       0.1%
    Universal Entertainment Corp.                                 3,900  185,260       0.1%
    Unizo Holdings Co., Ltd.                                        900   21,431       0.0%
    Urbanet Corp. Co., Ltd.                                       7,300   25,046       0.0%
    Utoc Corp.                                                    3,300   14,187       0.0%
    Valor Holdings Co., Ltd.                                      7,000  195,307       0.1%
    Village Vanguard Co., Ltd.                                    1,200   11,046       0.0%
    Vital KSK Holdings, Inc.                                      9,000   88,207       0.0%
    Wacoal Holdings Corp.                                        11,200  339,089       0.1%
    Wakachiku Construction Co., Ltd.                              3,000   47,454       0.0%
    Wakamoto Pharmaceutical Co., Ltd.                             4,500   11,978       0.0%
    Wakita & Co., Ltd.                                            8,200   86,641       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.                           2,600   66,010       0.0%
    West Holdings Corp.                                           3,400   24,928       0.0%
    Wood One Co., Ltd.                                            1,200   16,171       0.0%
    Xebio Holdings Co., Ltd.                                      6,300  118,691       0.0%
    YAC Holdings Co., Ltd.                                        1,200   11,493       0.0%
    Yachiyo Industry Co., Ltd.                                    1,400   16,955       0.0%
    Yagi & Co., Ltd.                                                800   16,654       0.0%
    Yahagi Construction Co., Ltd.                                 6,100   46,442       0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                         1,200   13,837       0.0%
    YAMABIKO Corp.                                                6,400   91,416       0.0%
    Yamagata Bank, Ltd. (The)                                     6,200  136,768       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
JAPAN -- (Continued)
    Yamaguchi Financial Group, Inc.                               33,428 $   417,567       0.1%
    Yamanashi Chuo Bank, Ltd. (The)                               34,000     150,214       0.0%
    Yamashina Corp.                                               27,600      28,355       0.0%
    Yamatane Corp.                                                 1,500      26,756       0.0%
    Yamato Corp.                                                   4,000      27,172       0.0%
    Yamaura Corp.                                                  2,300      18,870       0.0%
    Yamaya Corp.                                                     600      20,289       0.0%
    Yamazawa Co., Ltd.                                               800      13,055       0.0%
    Yamazen Corp.                                                 11,300     114,212       0.0%
    Yashima Denki Co., Ltd.                                        4,000      34,018       0.0%
    Yellow Hat, Ltd.                                               3,500     103,810       0.0%
    Yokogawa Bridge Holdings Corp.                                 5,800     126,304       0.0%
    Yokohama Reito Co., Ltd.                                       9,700      98,307       0.0%
    Yokohama Rubber Co., Ltd. (The)                               19,200     452,085       0.1%
    Yokowo Co., Ltd.                                               2,600      54,634       0.0%
    Yomiuri Land Co., Ltd.                                         1,000      43,474       0.0%
    Yondenko Corp.                                                 1,000      24,342       0.0%
    Yorozu Corp.                                                   4,300      74,041       0.0%
    Yotai Refractories Co., Ltd.                                   5,200      36,129       0.0%
    Yuasa Funashoku Co., Ltd.                                        500      17,052       0.0%
    Yuasa Trading Co., Ltd.                                        2,800      89,497       0.0%
    Yuken Kogyo Co., Ltd.                                            600      16,520       0.0%
    Yurtec Corp.                                                   9,000      78,675       0.0%
    Yushiro Chemical Industry Co., Ltd.                            2,100      34,775       0.0%
    Zaoh Co., Ltd.                                                   700      10,895       0.0%
    Zeon Corp.                                                    26,500     342,229       0.1%
    Zojirushi Corp.                                                7,000      93,780       0.0%
                                                                         -----------      ----
TOTAL JAPAN                                                               95,393,200      18.1%
                                                                         -----------      ----
MALAYSIA -- (0.9%)
    Aeon Co. M Bhd                                                96,500      49,650       0.0%
    Affin Bank Bhd                                                76,600      49,021       0.0%
    AirAsia Group Bhd                                            278,600     272,169       0.1%
#*  AirAsia X Bhd                                                516,000      50,204       0.0%
    Alliance Bank Malaysia Bhd                                   191,100     210,971       0.1%
    Allianz Malaysia Bhd                                           4,800      14,142       0.0%
    AMMB Holdings Bhd                                            292,100     288,494       0.1%
    Ann Joo Resources Bhd                                         35,700      26,763       0.0%
    Batu Kawan Bhd                                                 2,800      13,118       0.0%
*   Berjaya Assets BHD                                           139,400      16,238       0.0%
*   Berjaya Corp. Bhd                                            507,733      37,346       0.0%
    Berjaya Food Bhd                                              50,600      22,137       0.0%
    BIMB Holdings Bhd                                             33,000      35,048       0.0%
*   Borneo Oil Bhd                                               182,550       4,142       0.0%
    Boustead Holdings Bhd                                        106,008      69,271       0.0%
    Boustead Plantations Bhd                                     114,100      36,269       0.0%
*   Bumi Armada Bhd                                              542,200     115,571       0.1%
    CAB Cakaran Corp. Bhd                                         55,500      11,938       0.0%
    Cahya Mata Sarawak Bhd                                        87,400      89,814       0.0%
    CB Industrial Product Holding Bhd                             44,300      16,570       0.0%
    CCM Duopharma Biotech Bhd                                     19,500      14,326       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                        SHARES  VALUE++  OF NET ASSETS**
                                                        ------- -------- ---------------
MALAYSIA -- (Continued)
    Century Logistics Holdings Bhd Class B               78,500 $ 14,643       0.0%
    Coastal Contracts Bhd                                28,800    8,608       0.0%
    CSC Steel Holdings Bhd                               42,000   14,456       0.0%
    Cypark Resources Bhd                                 21,500   13,485       0.0%
    Dagang NeXchange Bhd                                205,700   20,691       0.0%
*   Dayang Enterprise Holdings Bhd                       53,900   10,645       0.0%
#*  Destinii Bhd                                        105,900   11,779       0.0%
    DRB-Hicom Bhd                                       155,700   85,244       0.0%
    Eastern & Oriental Bhd                              140,178   49,872       0.0%
#*  Eco World Development Group Bhd                     232,300   67,847       0.0%
    Engtex Group Bhd                                     77,300   19,133       0.0%
    Evergreen Fibreboard Bhd                             67,500    7,287       0.0%
    Felda Global Ventures Holdings Bhd                  280,600  121,438       0.1%
    Gabungan AQRS Bhd                                    28,200   12,029       0.0%
    Gadang Holdings Bhd                                  82,250   16,978       0.0%
    GuocoLand Malaysia Bhd                               51,700   11,959       0.0%
    Hengyuan Refining Co. Bhd                            19,200   36,688       0.0%
    HeveaBoard Bhd                                       61,800   12,206       0.0%
*   Hiap Teck Venture Bhd                               209,200   19,996       0.0%
#*  Hibiscus Petroleum Bhd                              219,000   41,826       0.0%
    Hock Seng LEE BHD                                    31,700   12,364       0.0%
    IGB Bhd                                              50,700   37,955       0.0%
    IJM Corp. Bhd                                       255,800  193,652       0.1%
    Insas Bhd                                            80,200   15,537       0.0%
    IOI Properties Group Bhd                            302,249  120,027       0.1%
    Jaya Tiasa Holdings Bhd                              70,100   14,032       0.0%
    JCY International Bhd                               117,100    9,067       0.0%
    Karex Bhd                                            96,600   18,799       0.0%
    Kian JOO CAN Factory Bhd                             15,800   10,243       0.0%
*   KNM Group Bhd                                       319,100   16,608       0.0%
    Kretam Holdings Bhd                                 135,700   28,273       0.0%
*   KSL Holdings Bhd                                    107,100   25,860       0.0%
*   Landmarks BHD                                        79,900   14,221       0.0%
    LBS Bina Group Bhd                                  119,020   29,080       0.0%
    Lii Hen Indsustries Bhd                              15,400   10,106       0.0%
*   Lion Industries Corp. Bhd                            33,800    8,059       0.0%
    Magni-Tech Industries Bhd                            10,600   12,120       0.0%
    Magnum Bhd                                          143,000   65,138       0.0%
    Mah Sing Group Bhd                                  217,100   56,249       0.0%
    Malayan Flour Mills Bhd                              57,300   22,338       0.0%
*   Malayan United Industries Bhd                       302,400   12,967       0.0%
    Malaysia Building Society Bhd                       286,688   83,681       0.0%
    Malaysia Marine and Heavy Engineering Holdings Bhd   64,200   12,904       0.0%
    Malaysian Pacific Industries Bhd                     18,800   37,154       0.0%
    Malaysian Resources Corp. Bhd                       373,000   96,900       0.0%
    Malton Bhd                                           69,200   14,176       0.0%
    Matrix Concepts Holdings Bhd                         66,750   34,249       0.0%
    Media Chinese International, Ltd.                   129,500   10,045       0.0%
    Media Prima Bhd                                     168,000   13,536       0.0%
    Mega First Corp. Bhd                                 32,300   27,109       0.0%
    Mitrajaya Holdings Bhd                               73,190   11,035       0.0%
    MKH Bhd                                              43,420   15,199       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
MALAYSIA -- (Continued)
    MMC Corp. Bhd                              92,500 $   33,696       0.0%
*   MNRB Holdings Bhd                           5,900      3,668       0.0%
*   MPHB Capital Bhd                          107,000     34,304       0.0%
    Muda Holdings Bhd                          36,200     19,985       0.0%
*   Mudajaya Group Bhd                         92,500     15,516       0.0%
    Muhibbah Engineering M Bhd                 57,500     43,187       0.0%
*   Mulpha International Bhd                   20,120     10,449       0.0%
    OCK Group Bhd                              75,700     15,408       0.0%
    Paramount Corp. Bhd                        29,700     14,212       0.0%
*   Parkson Holdings Bhd                       70,140      7,097       0.0%
*   Perdana Petroleum Bhd                      16,377        966       0.0%
#   Petron Malaysia Refining & Marketing Bhd   17,400     34,194       0.0%
    Pie Industrial BHD                         32,600     11,461       0.0%
#   POS Malaysia BHD                          108,200    101,305       0.0%
    Protasco Bhd                               45,791      9,115       0.0%
    RGB International Bhd                     287,000     17,384       0.0%
    Salutica Bhd                               77,700     10,487       0.0%
#   Sapura Energy Bhd                         854,800    137,615       0.1%
    Sarawak Oil Palms Bhd                      45,385     41,546       0.0%
    SP Setia Bhd Group                          3,729      3,019       0.0%
    Star Media Group Bhd                       75,400     21,040       0.0%
*   Sumatec Resources Bhd                     805,800     13,391       0.0%
    Sunway Bhd                                240,160     92,116       0.0%
    Supermax Corp. Bhd                         77,400     56,476       0.0%
    Ta Ann Holdings Bhd                        39,440     31,460       0.0%
    TA Enterprise Bhd                         239,700     33,780       0.0%
    TA Global Bhd                             119,500      8,505       0.0%
    Taliworks Corp. Bhd                        88,600     18,463       0.0%
    TAN Chong Motor Holdings Bhd               37,700     16,126       0.0%
    TDM Bhd                                   203,910     17,555       0.0%
    Thong Guan Industries Bhd                  20,100     12,550       0.0%
    Tropicana Corp. Bhd                       108,634     24,315       0.0%
    TSH Resources Bhd                          96,200     31,535       0.0%
    Tune Protect Group Bhd                     80,800     14,740       0.0%
    UEM Edgenta Bhd                            59,000     36,137       0.0%
*   UEM Sunrise Bhd                           347,300     81,347       0.0%
*   UMW Oil & Gas Corp. Bhd                   594,639     40,458       0.0%
#   Unisem M Bhd                               99,500     45,480       0.0%
    United Malacca Bhd                         15,200     23,645       0.0%
    UOA Development Bhd                       119,500     73,829       0.0%
*   Vivocom International Holdings Bhd        344,500      5,671       0.0%
*   Wah Seong Corp. Bhd                        53,700     19,301       0.0%
#*  WCT Holdings Bhd                          171,311     53,450       0.0%
    WTK Holdings Bhd                           94,000     16,025       0.0%
    Yinson Holdings BHD                       104,400    104,956       0.0%
*   YNH Property Bhd                           52,303     18,262       0.0%
*   Yong Tai BHD                               60,500     22,364       0.0%
#   YTL Corp. Bhd                             747,382    274,694       0.1%
                                                      ----------       ---
TOTAL MALAYSIA                                         4,900,980       0.9%
                                                      ----------       ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                               SHARES   VALUE++   OF NET ASSETS**
                                                               ------- ---------- ---------------
MEXICO -- (0.7%)
    Alfa S.A.B. de C.V. Class A                                447,841 $  573,748       0.1%
    Alpek S.A.B. de C.V.                                        75,818    108,323       0.0%
    Banco del Bajio SA                                          19,650     41,912       0.0%
    Consorcio ARA S.A.B. de C.V. Series *                      158,657     59,808       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A   12,865      8,048       0.0%
    Corp. Actinver S.A.B. de C.V.                               15,000     10,988       0.0%
    Corpovael S.A. de C.V.                                      10,092      7,506       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                        85,399    124,386       0.0%
    Cydsa S.A.B. de C.V.                                         1,721      2,899       0.0%
*   Elementia S.A.B. de C.V.                                    44,339     39,592       0.0%
*   Genomma Lab Internacional S.A.B. de C.V. Class B            40,039     38,814       0.0%
    Gentera S.A.B. de C.V.                                     105,421     83,877       0.0%
*   Grupo Aeromexico S.A.B. de C.V.                             48,119     67,102       0.0%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                  19,340    112,718       0.0%
    Grupo Comercial Chedraui S.A. de C.V.                       72,412    152,358       0.1%
*   Grupo Famsa S.A.B. de C.V. Class A                          33,963     22,246       0.0%
    Grupo Financiero Interacciones SA de C.V. Class O           17,710     86,656       0.0%
    Grupo Herdez S.A.B. de C.V. Series *                        44,487    106,591       0.0%
*   Grupo Hotelero Santa Fe S.A.B. de C.V.                      16,700      9,590       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                    27,431     41,597       0.0%
    Grupo Sanborns S.A.B. de C.V.                               56,188     58,105       0.0%
*   Grupo Simec S.A.B. de C.V. Series B                         17,895     58,214       0.0%
*   Hoteles City Express S.A.B. de C.V.                         61,700     87,426       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                  37,929    194,573       0.1%
*   Industrias CH S.A.B. de C.V. Series B                       36,248    180,619       0.1%
    Industrias Penoles S.A.B. de C.V.                           11,145    234,192       0.1%
*   La Comer S.A.B. de C.V.                                     89,944     93,349       0.0%
    Megacable Holdings S.A.B. de C.V.                           30,041    138,029       0.0%
    Mexichem S.A.B. de C.V. Series *                           136,325    426,060       0.1%
*   Minera Frisco S.A.B. de C.V.                               115,113     63,028       0.0%
    Nemak S.A.B. de C.V.                                       128,545     96,501       0.0%
    OHL Mexico S.A.B. de C.V.                                    5,625      8,361       0.0%
    Organizacion Cultiba S.A.B. de C.V.                         69,200     54,022       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                 40,351     74,566       0.0%
    Rassini S.A.B. de C.V.                                       8,717     36,659       0.0%
    Rassini S.A.B. De C.V. Class A                              27,076     56,477       0.0%
    Regional S.A.B. de C.V.                                     40,581    258,301       0.1%
    TV Azteca S.A.B. de C.V.                                   304,278     47,508       0.0%
    Vitro S.A.B. de C.V. Series A                               22,198     70,919       0.0%
                                                                       ----------       ---
TOTAL MEXICO                                                            3,935,668       0.7%
                                                                       ----------       ---
NETHERLANDS -- (1.4%)
    Accell Group                                                 3,570     83,462       0.0%
    Aegon NV                                                   286,779  2,101,742       0.4%
    APERAM SA                                                   14,890    725,507       0.2%
    Arcadis NV                                                  10,008    196,810       0.0%
    ASM International NV                                        11,881    713,329       0.1%
    ASR Nederland NV                                             6,259    295,198       0.1%
    BinckBank NV                                                11,130     64,769       0.0%
    Boskalis Westminster                                        19,319    572,311       0.1%
    Brunel International NV                                      1,561     28,021       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES  VALUE++   OF NET ASSETS**
                                               ------ ---------- ---------------
NETHERLANDS -- (Continued)
    ForFarmers NV                               2,371 $   33,262       0.0%
*   Fugro NV                                   13,229    209,206       0.1%
*   Heijmans NV                                 4,859     57,710       0.0%
    Hunter Douglas NV                             778     59,344       0.0%
    Intertrust NV                               4,868     96,977       0.0%
    KAS Bank NV                                 2,750     33,141       0.0%
    Koninklijke BAM Groep NV                   41,083    195,675       0.0%
    Koninklijke Vopak NV                       10,575    521,508       0.1%
*   Lucas Bols NV                                 593     12,610       0.0%
    Ordina NV                                  15,728     35,528       0.0%
    Philips Lighting NV                        10,717    325,924       0.1%
    SBM Offshore NV                            44,899    753,370       0.2%
*   Shop Apotheke Europe NV                       476     22,354       0.0%
    Van Lanschot Kempen NV                      2,245     69,348       0.0%
                                                      ----------       ---
TOTAL NETHERLANDS                                      7,207,106       1.4%
                                                      ----------       ---
NEW ZEALAND -- (0.4%)
    Abano Healthcare Group, Ltd.                2,026     12,064       0.0%
    Air New Zealand, Ltd.                      79,766    183,028       0.0%
    Arvida Group, Ltd.                         57,191     48,236       0.0%
    Chorus, Ltd.                               80,796    229,236       0.1%
    Comvita, Ltd.                               4,754     23,466       0.0%
    Evolve Education Group, Ltd.                9,879      3,331       0.0%
    Heartland Bank, Ltd.                       79,965    100,655       0.0%
    Kathmandu Holdings, Ltd.                   29,777     54,858       0.0%
    Metlifecare, Ltd.                          32,769    133,065       0.0%
    Metro Performance Glass, Ltd.              11,586      7,063       0.0%
    NEW Zealand King Salmon Investments, Ltd.   7,515     12,107       0.0%
*   New Zealand Oil & Gas, Ltd.                 1,942        825       0.0%
    New Zealand Refining Co., Ltd. (The)       30,409     50,258       0.0%
    NZME, Ltd.(BD5W4X2)                        28,793     16,897       0.0%
    NZME, Ltd.(BD310N3)                        15,550      9,085       0.0%
    PGG Wrightson, Ltd.                        27,472     11,770       0.0%
    Sanford Ltd/NZ                              7,981     42,448       0.0%
    Scales Corp., Ltd.                         15,172     47,227       0.0%
    Skellerup Holdings, Ltd.                   26,569     33,389       0.0%
    SKY Network Television, Ltd.               66,598    106,446       0.0%
    SKYCITY Entertainment Group, Ltd.          93,606    265,971       0.1%
    Steel & Tube Holdings, Ltd.                 7,277     10,228       0.0%
    Summerset Group Holdings, Ltd.             38,808    187,873       0.1%
*   Synlait Milk, Ltd.                         10,066     70,654       0.0%
    Tegel Group Holdings, Ltd.                 21,693     17,368       0.0%
*   Tower, Ltd.                                20,066     11,129       0.0%
    Trade Me Group, Ltd.                       58,677    191,399       0.1%
    Turners Automotive Group, Ltd.              4,056      8,498       0.0%
    Warehouse Group, Ltd. (The)                13,394     19,009       0.0%
                                                      ----------       ---
TOTAL NEW ZEALAND                                      1,907,583       0.4%
                                                      ----------       ---
NORWAY -- (0.7%)
*   Akastor ASA                                32,353     64,218       0.0%
    Aker ASA Class A                            4,179    261,185       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
NORWAY -- (Continued)
*   Aker Solutions ASA                                              24,083 $  163,030       0.0%
    American Shipping Co. ASA                                        8,329     28,483       0.0%
*   Archer, Ltd.                                                     9,188     10,698       0.0%
    Austevoll Seafood ASA                                           15,622    188,015       0.1%
*   Avance Gas Holding, Ltd.                                         7,335     18,473       0.0%
*   Axactor AB                                                     116,224     40,816       0.0%
    Bonheur ASA                                                      3,949     47,091       0.0%
    Borregaard ASA                                                   6,037     64,002       0.0%
*   BW LPG, Ltd.                                                    18,257     63,350       0.0%
*   BW Offshore, Ltd.                                               17,950     97,779       0.0%
*   DNO ASA                                                         90,397    167,396       0.0%
*   DOF ASA                                                        286,641     31,584       0.0%
*   Fred Olsen Energy ASA                                            7,263     10,987       0.0%
    Frontline, Ltd.                                                 12,607     54,301       0.0%
    Grieg Seafood ASA                                                2,538     27,203       0.0%
    Hoegh LNG Holdings, Ltd.                                         8,123     47,193       0.0%
*   Kongsberg Automotive ASA                                        75,985     88,836       0.0%
*   Kvaerner ASA                                                    31,342     65,954       0.0%
    Leroy Seafood Group ASA                                         28,820    211,404       0.1%
#*  Norwegian Air Shuttle ASA                                        4,493    170,516       0.0%
    Ocean Yield ASA                                                  7,604     65,394       0.0%
*   Odfjell Drilling, Ltd.                                          11,186     49,692       0.0%
    Odfjell SE Class A                                               8,358     31,926       0.0%
*   Otello Corp. ASA                                                15,561     39,710       0.0%
*   Petroleum Geo-Services ASA                                      50,806    218,677       0.1%
*   Prosafe SE                                                       1,025      1,655       0.0%
*   Q-Free ASA                                                       3,003      3,009       0.0%
*   REC Silicon ASA                                                331,659     56,222       0.0%
    Sbanken ASA                                                     12,774    115,321       0.0%
*   Solstad Farstad ASA                                             14,650     11,304       0.0%
    SpareBank 1 SR-Bank ASA                                         24,839    245,656       0.1%
    Stolt-Nielsen, Ltd.                                              4,606     65,092       0.0%
    Storebrand ASA                                                  62,833    536,987       0.1%
    TGS NOPEC Geophysical Co. ASA                                   13,500    425,708       0.1%
*   Wallenius Wilhelmsen Logistics                                   6,223     42,993       0.0%
    Wilh Wilhelmsen Holding ASA Class A                              2,355     68,063       0.0%
                                                                           ----------       ---
TOTAL NORWAY                                                                3,899,923       0.7%
                                                                           ----------       ---
PHILIPPINES -- (0.3%)
*   Alliance Global Group, Inc.                                    432,800    109,010       0.1%
    Belle Corp.                                                    514,000     33,304       0.0%
    Cebu Air, Inc.                                                  28,480     48,711       0.0%
    China Banking Corp.                                            156,400    105,032       0.0%
    Cosco Capital, Inc.                                            316,400     40,892       0.0%
    East West Banking Corp.                                        126,750     42,552       0.0%
*   EEI Corp.                                                       85,300     20,099       0.0%
    Emperador, Inc.                                                125,700     17,474       0.0%
    Energy Development Corp.                                       227,919     23,764       0.0%
    Filinvest Land, Inc.                                         1,862,000     59,763       0.0%
    First Philippine Holdings Corp.                                 54,620     68,517       0.0%
*   Global Ferronickel Holdings, Inc.                              218,117      9,916       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                --------- ---------- ---------------
PHILIPPINES -- (Continued)
*   Global-Estate Resorts, Inc.                   484,000 $   11,860       0.0%
    Integrated Micro-Electronics, Inc.             95,707     28,382       0.0%
    Lopez Holdings Corp.                          459,100     38,213       0.0%
    Megaworld Corp.                             1,553,000    134,764       0.1%
    Nickel Asia Corp.                             176,700     17,721       0.0%
    Pepsi-Cola Products Philippines, Inc.         178,000      9,025       0.0%
    Petron Corp.                                  450,100     80,720       0.0%
    Philex Mining Corp.                           236,700     25,880       0.0%
*   Philippine National Bank                       44,770     45,297       0.0%
    Phinma Energy Corp.                           253,000      7,219       0.0%
    Phoenix Petroleum Philippines, Inc.            68,700     15,689       0.0%
    Pilipinas Shell Petroleum Corp.                21,720     21,941       0.0%
    RFM Corp.                                     131,000     12,265       0.0%
    Rizal Commercial Banking Corp.                 55,220     41,488       0.0%
    Robinsons Land Corp.                          316,031    108,992       0.1%
*   SSI Group, Inc.                               211,000      9,807       0.0%
    STI Education Systems Holdings, Inc.          675,000     17,081       0.0%
*   Top Frontier Investment Holdings, Inc.          3,550     18,082       0.0%
    Travellers International Hotel Group, Inc.    211,000     20,271       0.0%
    Union Bank Of Philippines                      42,760     75,360       0.0%
    Vista Land & Lifescapes, Inc.                 853,600    107,031       0.0%
                                                          ----------       ---
TOTAL PHILIPPINES                                          1,426,122       0.3%
                                                          ----------       ---
POLAND -- (0.4%)
*   AB SA                                             754      5,477       0.0%
*   Agora SA                                        7,238     32,038       0.0%
    Alumetal SA                                     1,454     22,247       0.0%
    Amica SA                                        1,505     51,302       0.0%
    Asseco Poland SA                               20,142    251,489       0.1%
*   Bank Millennium SA                             23,271     56,581       0.0%
*   Bank Ochrony Srodowiska SA                      6,254     17,129       0.0%
*   Bioton SA                                       7,143     10,662       0.0%
*   Ciech SA                                        5,571     90,041       0.0%
    ComArch SA                                        890     36,737       0.0%
    Cyfrowy Polsat SA                               8,850     64,547       0.0%
    Dom Development SA                                163      4,167       0.0%
    Echo Investment SA                             41,716     63,898       0.0%
    Enea SA                                        48,746    144,397       0.0%
*   Getin Holding SA                               94,432     25,488       0.0%
*   Getin Noble Bank SA                            94,443     31,100       0.0%
    Grupa Azoty SA                                  8,745    133,092       0.0%
    Grupa Lotos SA                                 18,107    283,667       0.1%
*   Impexmetal SA                                  22,502     27,478       0.0%
*   Jastrzebska Spolka Weglowa SA                   7,083    166,088       0.1%
    Kernel Holding SA                              10,447    141,577       0.0%
    LC Corp. SA                                   119,236     93,420       0.0%
    Lubelski Wegiel Bogdanka SA                     2,965     46,435       0.0%
    Netia SA                                       56,147     82,786       0.0%
    Neuca SA                                          329     28,964       0.0%
    Orbis SA                                        2,421     66,070       0.0%
*   PKP Cargo SA                                    6,978     81,453       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                               --------- ---------- ---------------
POLAND -- (Continued)
*   Polnord SA                                     7,163 $   16,639       0.0%
*   Rafako SA                                      6,118      7,138       0.0%
    Stalexport Autostrady SA                      20,914     23,307       0.0%
    Stalprodukt SA                                   388     50,494       0.0%
*   Tauron Polska Energia SA                     251,276    167,691       0.1%
    Trakcja SA                                     3,837      7,014       0.0%
*   Vistula Group SA                              26,575     34,827       0.0%
    Zespol Elektrowni Patnow Adamow Konin SA       3,168     10,372       0.0%
                                                         ----------       ---
TOTAL POLAND                                              2,375,812       0.4%
                                                         ----------       ---
PORTUGAL -- (0.2%)
*   Banco Comercial Portugues SA Class R       1,789,026    598,883       0.1%
    EDP Renovaveis SA                             26,435    253,855       0.1%
    Semapa-Sociedade de Investimento e Gestao      4,559    101,944       0.0%
    Sonae Capital SGPS SA                         15,124     18,482       0.0%
    Sonae SGPS SA                                157,338    213,957       0.0%
    Teixeira Duarte SA                            25,366      8,481       0.0%
                                                         ----------       ---
TOTAL PORTUGAL                                            1,195,602       0.2%
                                                         ----------       ---
SINGAPORE -- (0.7%)
    Accordia Golf Trust                          114,000     52,818       0.0%
*   Banyan Tree Holdings, Ltd.                    47,800     21,183       0.0%
    Boustead Singapore, Ltd.                      48,400     29,415       0.0%
    Bukit Sembawang Estates, Ltd.                 31,700    147,722       0.1%
    China Sunsine Chemical Holdings, Ltd.         25,400     28,526       0.0%
    Chip Eng Seng Corp., Ltd.                     72,300     54,274       0.0%
    CSE Global, Ltd.                              76,400     23,806       0.0%
    Del Monte Pacific, Ltd.                       61,200      9,058       0.0%
    Elec & Eltek International Co., Ltd.           8,300     13,400       0.0%
*   Ezion Holdings, Ltd.                         327,060     29,311       0.0%
#*  Ezra Holdings, Ltd.                          522,200      7,931       0.0%
    Far East Orchard, Ltd.                        37,800     42,105       0.0%
    Frasers Property, Ltd.                        29,600     45,201       0.0%
    Frencken Group, Ltd.                          48,900     20,285       0.0%
    GL, Ltd.                                      46,200     28,178       0.0%
    Golden Agri-Resources, Ltd.                  908,900    235,666       0.1%
    GuocoLand, Ltd.                               52,500     85,571       0.0%
    Halcyon Agri Corp., Ltd.                      98,900     41,983       0.0%
    Ho Bee Land, Ltd.                             50,700     98,363       0.0%
    Hong Fok Corp., Ltd.                          59,290     35,648       0.0%
    Hong Leong Asia, Ltd.                         30,900     22,182       0.0%
    Hong Leong Finance, Ltd.                      31,300     66,264       0.0%
    Hotel Grand Central, Ltd.                     32,543     38,913       0.0%
    Hutchison Port Holdings Trust                765,600    255,252       0.1%
    Hyflux, Ltd.                                 124,600     23,411       0.0%
    Indofood Agri Resources, Ltd.                 72,700     17,513       0.0%
    Japfa, Ltd.                                   55,000     19,782       0.0%
    KSH Holdings, Ltd.                            47,250     23,228       0.0%
    Lian Beng Group, Ltd.                         54,800     25,623       0.0%
*   Midas Holdings, Ltd.                         343,400     49,723       0.0%
*   Nam Cheong, Ltd.                             135,500        766       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------- ---------- ---------------
SINGAPORE -- (Continued)
    Olam International, Ltd.                       61,300 $  104,877       0.0%
    OUE, Ltd.                                      47,100     64,085       0.0%
    QAF, Ltd.                                      53,800     42,071       0.0%
*   Raffles Education Corp., Ltd.                 137,540     19,030       0.0%
    RHT Health Trust                              114,200     68,899       0.0%
    Roxy-Pacific Holdings, Ltd.                    29,920     12,072       0.0%
    SembCorp Industries, Ltd.                     132,400    304,973       0.1%
    SembCorp Marine, Ltd.                          91,300    145,974       0.1%
    SIIC Environment Holdings, Ltd.               135,000     44,206       0.0%
    Sinarmas Land, Ltd.                           163,500     44,795       0.0%
    Sing Holdings, Ltd.                            63,000     21,047       0.0%
*   Sino Grandness Food Industry Group, Ltd.       87,708     13,067       0.0%
    Stamford Land Corp., Ltd.                      17,400      6,424       0.0%
    Sunningdale Tech, Ltd.                         16,960     16,438       0.0%
*   Swiber Holdings, Ltd.                          92,600      1,425       0.0%
    Tai Sin Electric, Ltd.                         31,700      9,302       0.0%
*   Tat Hong Holdings, Ltd.                        50,300     20,598       0.0%
    Tuan Sing Holdings, Ltd.                      132,600     42,759       0.0%
    United Engineers, Ltd.                         71,900    147,403       0.1%
    United Industrial Corp., Ltd.                  30,700     75,427       0.0%
    United Overseas Insurance, Ltd.                 3,400     18,799       0.0%
    UOB-Kay Hian Holdings, Ltd.                    34,700     35,255       0.0%
    UOL Group, Ltd.                                79,800    527,049       0.1%
    UPP Holdings, Ltd.                            100,900     18,938       0.0%
    Vibrant Group, Ltd.                            66,430     17,007       0.0%
    Wee Hur Holdings, Ltd.                         60,800     10,504       0.0%
    Wheelock Properties Singapore, Ltd.            49,500     67,697       0.0%
    Wing Tai Holdings, Ltd.                        65,300    100,051       0.0%
*   Yongnam Holdings, Ltd.                         48,400     11,209       0.0%
                                                          ----------       ---
TOTAL SINGAPORE                                            3,604,482       0.7%
                                                          ----------       ---
SOUTH AFRICA -- (1.8%)
*   Adcorp Holdings, Ltd.                          21,940     27,983       0.0%
    Aeci, Ltd.                                     28,165    266,565       0.1%
    African Oxygen, Ltd.                           17,714     43,240       0.0%
    African Rainbow Minerals, Ltd.                 27,242    222,721       0.1%
    Alexander Forbes Group Holdings, Ltd.         172,304     89,038       0.0%
*   Allied Electronics Corp., Ltd. Class A         33,365     35,241       0.0%
    Alviva Holdings, Ltd.                          23,869     38,880       0.0%
    AngloGold Ashanti, Ltd.                         6,965     62,258       0.0%
    AngloGold Ashanti, Ltd. Sponsored ADR          47,956    430,645       0.1%
*   ArcelorMittal South Africa, Ltd.               66,616     15,776       0.0%
    Ascendis Health, Ltd.                          32,492     25,391       0.0%
    Assore, Ltd.                                    5,522    136,314       0.0%
    Astral Foods, Ltd.                              6,825    168,356       0.0%
    Balwin Properties, Ltd.                        22,231     10,537       0.0%
    Barloworld, Ltd.                               43,363    585,651       0.1%
    Blue Label Telecoms, Ltd.                      92,421     91,728       0.0%
    Caxton and CTP Publishers and Printers, Ltd.    3,840      3,091       0.0%
    Clover Industries, Ltd.                        28,914     44,505       0.0%
    DataTec, Ltd.                                 109,080    185,629       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    Distell Group, Ltd.                            6,294 $   67,287       0.0%
    DRDGOLD, Ltd.                                 57,915     13,692       0.0%
*   enX Group, Ltd.                               14,323     15,437       0.0%
    EOH Holdings, Ltd.                            16,493     50,132       0.0%
    Exxaro Resources, Ltd.                        46,325    410,901       0.1%
    Gold Fields, Ltd.                             26,727    101,470       0.0%
    Gold Fields, Ltd. Sponsored ADR              117,597    449,221       0.1%
    Grand Parade Investments, Ltd.                33,085      4,859       0.0%
*   Grindrod, Ltd.                               107,193    123,655       0.0%
    Group Five, Ltd.                              22,334      6,160       0.0%
    Harmony Gold Mining Co., Ltd.                 54,951    112,127       0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR   39,848     80,891       0.0%
    Hudaco Industries, Ltd.                        5,065     65,233       0.0%
    Hulamin, Ltd.                                 20,234      8,396       0.0%
*   Impala Platinum Holdings, Ltd.               120,613    214,823       0.1%
    Imperial Holdings, Ltd.                       27,601    530,935       0.1%
    Invicta Holdings, Ltd.                        12,305     44,183       0.0%
    KAP Industrial Holdings, Ltd.                260,731    184,311       0.1%
    Kumba Iron Ore, Ltd.                           6,570    140,351       0.0%
    Lewis Group, Ltd.                             20,668     77,817       0.0%
    Liberty Holdings, Ltd.                        26,500    282,021       0.1%
    Merafe Resources, Ltd.                       340,993     43,789       0.0%
    Metair Investments, Ltd.                      46,367     80,046       0.0%
    MMI Holdings, Ltd.                           205,994    366,706       0.1%
    Mpact, Ltd.                                   39,733     90,934       0.0%
    Murray & Roberts Holdings, Ltd.               91,852    114,832       0.0%
*   Nampak, Ltd.                                 134,646    149,822       0.0%
*   Northam Platinum, Ltd.                        52,997    163,694       0.0%
    Oceana Group, Ltd.                             1,376      9,129       0.0%
    Omnia Holdings, Ltd.                          15,189    174,714       0.0%
    Peregrine Holdings, Ltd.                      32,134     55,609       0.0%
*   PPC, Ltd.                                    330,074    230,625       0.1%
    Raubex Group, Ltd.                            28,364     47,109       0.0%
    RCL Foods, Ltd.                               33,526     48,871       0.0%
    Reunert, Ltd.                                 37,014    230,597       0.1%
    Rhodes Food Group Pty, Ltd.                   21,827     31,436       0.0%
*   Royal Bafokeng Platinum, Ltd.                 16,658     31,177       0.0%
    Sappi, Ltd.                                   82,828    528,581       0.1%
*   Sibanye Gold, Ltd.                           389,920    341,788       0.1%
*   Super Group, Ltd.                             88,579    264,052       0.1%
    Telkom SA SOC, Ltd.                           56,925    259,968       0.1%
    Tongaat Hulett, Ltd.                          25,298    183,384       0.0%
    Transaction Capital, Ltd.                     57,255     80,382       0.0%
    Trencor, Ltd.                                 36,271    100,478       0.0%
    Tsogo Sun Holdings, Ltd.                      76,282    139,442       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.               10,522    133,757       0.0%
                                                         ----------       ---
TOTAL SOUTH AFRICA                                        9,368,373       1.8%
                                                         ----------       ---
SOUTH KOREA -- (5.9%)
    ABco Electronics Co., Ltd.                     1,728     13,090       0.0%
    ABOV Semiconductor Co., Ltd.                   3,482     18,674       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Aekyung Petrochemical Co., Ltd.                               3,458 $ 46,985       0.0%
    Ahn-Gook Pharmaceutical Co., Ltd.                             2,130   31,627       0.0%
    AJ Networks Co., Ltd.                                         4,166   24,750       0.0%
*   AJ Rent A Car Co., Ltd.                                       4,808   60,515       0.0%
    AK Holdings, Inc.                                             1,058   72,225       0.0%
*   Alticast Corp.                                                4,648   18,868       0.0%
    ALUKO Co., Ltd.                                               7,684   32,333       0.0%
*   APS Holdings Corp.                                            2,667   16,267       0.0%
    Asia Cement Co., Ltd.                                           480   66,281       0.0%
    ASIA Holdings Co., Ltd.                                         317   44,603       0.0%
    Asia Paper Manufacturing Co., Ltd.                            2,070   59,734       0.0%
*   Asiana Airlines, Inc.                                        26,161  128,969       0.1%
    Atec Co., Ltd.                                                1,875   19,969       0.0%
    Aurora World Corp.                                            2,074   23,724       0.0%
    Austem Co., Ltd.                                              3,316   11,981       0.0%
    Autech Corp.                                                  2,921   41,113       0.0%
    Baiksan Co., Ltd.                                             2,971   16,627       0.0%
*   Barun Electronics Co., Ltd.                                  19,672   25,279       0.0%
    BGF Co., Ltd.                                                 7,149   84,585       0.0%
    Binggrae Co., Ltd.                                            1,413   87,885       0.0%
#*  BioSmart Co., Ltd.                                            3,406   18,320       0.0%
    Bluecom Co., Ltd.                                             2,360   13,278       0.0%
    BNK Financial Group, Inc.                                    56,422  549,082       0.1%
*   Bohae Brewery Co., Ltd.                                      20,618   21,630       0.0%
    Bookook Securities Co., Ltd.                                  1,515   34,420       0.0%
    Busan City Gas Co., Ltd.                                        597   20,142       0.0%
    BYC Co., Ltd.                                                    48   12,677       0.0%
    Byucksan Corp.                                               12,763   49,639       0.0%
*   CammSys Corp.                                                 9,257   20,225       0.0%
    Capro Corp.                                                   5,339   37,843       0.0%
    Changhae Ethanol Co., Ltd.                                    1,227   19,987       0.0%
    Choheung Corp.                                                   46    9,585       0.0%
    Chokwang Paint, Ltd.                                          2,096   18,507       0.0%
    Chongkundang Holdings Corp.                                     745   48,600       0.0%
    Chosun Refractories Co., Ltd.                                   264   20,617       0.0%
    CJ CheilJedang Corp.                                          1,566  500,686       0.1%
    CJ Corp.                                                      2,556  387,218       0.1%
    CJ Hello Co., Ltd.                                            7,875   62,724       0.0%
    CJ O Shopping Co., Ltd.                                         801  167,084       0.1%
    CKD Bio Corp.                                                   780   16,685       0.0%
    Crown Confectionery Co., Ltd.                                 1,708   22,797       0.0%
    CROWNHAITAI Holdings Co., Ltd.                                1,460   22,690       0.0%
    D.I Corp.                                                     4,636   21,101       0.0%
    Dae Dong Industrial Co., Ltd.                                 1,833   15,534       0.0%
    Dae Hyun Co., Ltd.                                            6,011   14,505       0.0%
*   Dae Won Chemical Co., Ltd.                                   10,060   22,381       0.0%
    Dae Won Kang Up Co., Ltd.                                     6,480   26,326       0.0%
*   Dae Young Packaging Co., Ltd.                                25,156   23,511       0.0%
    Dae-Il Corp.                                                  1,815   12,672       0.0%
#   Daea TI Co., Ltd.                                             9,991   47,187       0.0%
    Daechang Co., Ltd.                                            9,809   10,776       0.0%
    Daechang Forging Co., Ltd.                                      229   10,785       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                      SHARES VALUE++  OF NET ASSETS**
                                                      ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Daehan Steel Co., Ltd.                             2,678 $ 29,491       0.0%
    Daelim B&Co Co., Ltd.                              2,646   15,767       0.0%
    Daelim C&S Co., Ltd.                                 871   11,614       0.0%
    Daelim Industrial Co., Ltd.                        6,012  482,485       0.1%
    Daeryuk Can Co., Ltd.                              2,788   17,496       0.0%
    Daesang Corp.                                      5,375  133,349       0.1%
    Daesang Holdings Co., Ltd.                         3,226   28,229       0.0%
*   Daesung Industrial Co., Ltd.                       3,004   14,285       0.0%
    Daewon San Up Co., Ltd.                            3,013   20,350       0.0%
    Daishin Securities Co., Ltd.                       6,759   86,215       0.0%
*   Danal Co., Ltd.                                    5,767   26,004       0.0%
    Dayou Automotive Seat Technology Co., Ltd.        15,161   17,743       0.0%
    DB Financial Investment Co., Ltd.                  6,876   29,861       0.0%
    DB HiTek Co., Ltd.                                 9,776  122,013       0.0%
    DB Insurance Co., Ltd.                             6,835  401,215       0.1%
*   DB, Inc.                                          18,416   13,892       0.0%
*   Deutsch Motors, Inc.                               5,007   31,237       0.0%
    DGB Financial Group, Inc.                         36,383  406,641       0.1%
    Digital Chosun Co., Ltd.                           4,970   10,859       0.0%
    Digital Power Communications Co., Ltd.             4,510   18,049       0.0%
    DMS Co., Ltd.                                      3,345   21,508       0.0%
    DNF Co., Ltd.                                      1,153   12,440       0.0%
    Dong A Eltek Co., Ltd.                             2,808   27,182       0.0%
*   Dong Ah Tire & Rubber Co., Ltd.                      993   12,777       0.0%
    Dong-A Socio Holdings Co., Ltd.                      640   75,183       0.0%
    Dong-Ah Geological Engineering Co., Ltd.           2,403   46,826       0.0%
    Dong-Il Corp.                                        403   19,693       0.0%
    Dongkuk Industries Co., Ltd.                       7,943   28,882       0.0%
    Dongkuk Steel Mill Co., Ltd.                      17,575  179,862       0.1%
    DONGSUNG Corp.                                     7,984   50,789       0.0%
    Dongwha Enterprise Co., Ltd.                       1,322   42,047       0.0%
    Dongwha Pharm Co., Ltd.                            5,100   54,640       0.0%
    Dongwon Development Co., Ltd.                     12,293   56,983       0.0%
    Dongwon F&B Co., Ltd.                                231   51,488       0.0%
    Dongwon Industries Co., Ltd.                         346  109,193       0.0%
    Dongyang E&P, Inc.                                 1,094   11,959       0.0%
    Doosan Bobcat, Inc.                                  424   12,869       0.0%
    Doosan Corp.                                       1,143  128,901       0.1%
*   Doosan Engine Co., Ltd.                           10,197   59,569       0.0%
*   Doosan Heavy Industries & Construction Co., Ltd.  11,494  191,597       0.1%
*   Doosan Infracore Co., Ltd.                        25,287  240,607       0.1%
    DRB Holding Co., Ltd.                              2,136   16,486       0.0%
    DTR Automotive Corp.                               1,077   32,944       0.0%
    DY Corp.                                           2,973   17,576       0.0%
    DY POWER Corp.                                     1,196   25,687       0.0%
    e Tec E&C, Ltd.                                      348   47,373       0.0%
    Eagon Industrial, Ltd.                             1,585   14,926       0.0%
    Easy Bio, Inc.                                    12,020   86,067       0.0%
    EG Corp.                                           2,332   26,597       0.0%
*   Elentec Co., Ltd.                                  4,044   13,831       0.0%
*   Emerson Pacific, Inc.                              1,504   53,088       0.0%
    ENF Technology Co., Ltd.                           1,644   25,758       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                               SHARES VALUE++  OF NET ASSETS**
                                                               ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Eugene Corp.                                               16,217 $122,267       0.0%
*   Eugene Investment & Securities Co., Ltd.                   10,226   35,674       0.0%
*   Eusu Holdings Co., Ltd.                                     2,459   15,662       0.0%
    EVERDIGM Corp.                                              1,537   14,614       0.0%
    Farmsco                                                     4,894   54,182       0.0%
*   FarmStory Co., Ltd.                                        13,834   18,637       0.0%
#   Feelux Co., Ltd.                                            6,456  108,184       0.0%
    Fila Korea, Ltd.                                            2,853  346,539       0.1%
    Fine DNC Co., Ltd.                                          3,026    7,755       0.0%
    Fine Semitech Corp.                                         2,994   15,164       0.0%
    Gaon Cable Co., Ltd.                                          585   14,770       0.0%
    Geumhwa PSC Co., Ltd.                                         414   14,151       0.0%
    GMB Korea Corp.                                             2,946   22,189       0.0%
    Golfzon Co., Ltd.                                             498   20,814       0.0%
    Golfzon Newdin Holdings Co., Ltd.                           8,152   42,130       0.0%
    GS Global Corp.                                            14,500   53,786       0.0%
    GS Holdings Corp.                                          11,001  629,711       0.1%
    Gwangju Shinsegae Co., Ltd.                                   168   35,879       0.0%
    Halla Corp.                                                 2,965   22,454       0.0%
    Halla Holdings Corp.                                        2,427  116,205       0.0%
    Han Kuk Carbon Co., Ltd.                                    9,366   52,330       0.0%
*   Hana Micron, Inc.                                           4,762   22,458       0.0%
    Hancom MDS, Inc.                                            1,250   20,276       0.0%
    Handsome Co., Ltd.                                          3,853  119,596       0.0%
    Hanil Cement Co., Ltd.                                        924  143,500       0.1%
*   Hanjin Heavy Industries & Construction Co., Ltd.           21,436   67,506       0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.   3,532   13,007       0.0%
    Hanjin Kal Corp.                                           12,040  273,893       0.1%
    Hanjin Transportation Co., Ltd.                             2,968   71,334       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                          784   17,494       0.0%
    HanmiGlobal Co., Ltd.                                       2,096   20,131       0.0%
    Hansae MK Co., Ltd.                                         1,730   16,025       0.0%
    Hansae Yes24 Holdings Co., Ltd.                             1,461   15,107       0.0%
    Hanshin Construction                                        1,594   34,556       0.0%
    Hanshin Machinery Co.                                       6,206   20,206       0.0%
    Hansol Holdings Co., Ltd.                                   9,633   47,457       0.0%
    Hansol HomeDeco Co., Ltd.                                  24,580   39,058       0.0%
    Hansol Paper Co., Ltd.                                      4,708   75,560       0.0%
*   Hansol Technics Co., Ltd.                                   3,547   40,225       0.0%
#*  Hanwha Aerospace Co., Ltd.                                  9,200  206,230       0.1%
    Hanwha Chemical Corp.                                      24,107  648,054       0.1%
    Hanwha Corp.                                                9,711  361,053       0.1%
    Hanwha General Insurance Co., Ltd.                         15,243  106,581       0.0%
*   Hanwha Investment & Securities Co., Ltd.                   35,649  106,754       0.0%
    Hanwha Life Insurance Co., Ltd.                            49,421  287,186       0.1%
    Hanyang Eng Co., Ltd.                                       2,781   36,512       0.0%
    Hanyang Securities Co., Ltd.                                1,428   10,432       0.0%
*   Harim Co., Ltd.                                             8,073   29,028       0.0%
    Harim Holdings Co., Ltd.                                   11,902   44,680       0.0%
    HB Technology Co., Ltd.                                     7,992   20,540       0.0%
    HDC I-Controls Co., Ltd.                                    1,114   15,183       0.0%
*   Heung-A Shipping Co., Ltd.                                 41,773   32,579       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                  SHARES  VALUE++   OF NET ASSETS**
                                                  ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Heungkuk Fire & Marine Insurance Co., Ltd.    12,193 $   65,147       0.0%
    Hite Jinro Co., Ltd.                           6,794    138,216       0.1%
    Hitejinro Holdings Co., Ltd.                   1,504     13,301       0.0%
    HMC Investment Securities Co., Ltd.            4,374     48,074       0.0%
    Home Center Holdings Co., Ltd.                10,595     22,412       0.0%
    HS R&A Co., Ltd.                               6,290     13,125       0.0%
*   Humax Co., Ltd.                                3,803     28,945       0.0%
    Huons Global Co., Ltd.                           933     62,077       0.0%
    Husteel Co., Ltd.                                923     13,145       0.0%
    Huvis Corp.                                    2,628     33,023       0.0%
    Hwa Shin Co., Ltd.                             3,479     12,267       0.0%
*   Hwajin Co., Ltd.                               3,621     11,636       0.0%
    Hwangkum Steel & Technology Co., Ltd.          2,211     25,244       0.0%
    HwaSung Industrial Co., Ltd.                   2,631     40,525       0.0%
    Hy-Lok Corp.                                   2,212     56,965       0.0%
    Hyosung Corp.                                  4,247    519,580       0.1%
    Hyundai BNG Steel Co., Ltd.                    2,003     24,179       0.0%
    Hyundai Corp.                                  2,531     52,889       0.0%
    Hyundai Department Store Co., Ltd.             3,107    299,586       0.1%
#   Hyundai Engineering & Construction Co., Ltd.  18,025  1,067,499       0.2%
    Hyundai Engineering Plastics Co., Ltd.         4,995     31,509       0.0%
    Hyundai Greenfood Co., Ltd.                   12,047    173,015       0.1%
    Hyundai Livart Furniture Co., Ltd.             1,926     43,570       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.     12,533    447,768       0.1%
#   Hyundai Wia Corp.                              4,379    219,308       0.1%
    ICD Co., Ltd.                                  2,114     19,266       0.0%
*   IHQ, Inc.                                     14,886     29,595       0.0%
    Iljin Electric Co., Ltd.                       6,663     38,231       0.0%
*   Iljin Holdings Co., Ltd.                       6,622     32,442       0.0%
    Ilshin Spinning Co., Ltd.                        309     30,329       0.0%
*   IM Co., Ltd.                                   2,644      7,085       0.0%
    iMarketKorea, Inc.                             4,396     37,171       0.0%
    INITECH Co., Ltd.                              3,044     24,627       0.0%
*   Insun ENT Co., Ltd.                            4,199     31,169       0.0%
#*  Interflex Co., Ltd.                            2,128     37,838       0.0%
    Interpark Holdings Corp.                      10,966     35,907       0.0%
    Inzi Controls Co., Ltd.                        3,654     24,772       0.0%
    IS Dongseo Co., Ltd.                           3,523    107,415       0.0%
    ISC Co., Ltd.                                  1,340     19,269       0.0%
    ISU Chemical Co., Ltd.                         2,105     26,067       0.0%
    IsuPetasys Co., Ltd.                           8,559     32,880       0.0%
    J.ESTINA Co., Ltd.                             1,968     18,744       0.0%
    JASTECH, Ltd.                                  1,357     16,567       0.0%
    JB Financial Group Co., Ltd.                  35,665    204,268       0.1%
    JS Corp.                                       1,234     17,119       0.0%
    KAON Media Co., Ltd.                           3,680     33,632       0.0%
*   KB Metal Co., Ltd.                             8,394     21,594       0.0%
    KC Co., Ltd.                                   1,478     28,211       0.0%
    KC Green Holdings Co., Ltd.                    6,254     32,173       0.0%
    KCC Engineering & Construction Co., Ltd.       1,945     17,436       0.0%
    KEC Corp.                                     18,498     22,593       0.0%
    Keyang Electric Machinery Co., Ltd.            5,858     26,484       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
SOUTH KOREA -- (Continued)
    KG Chemical Corp.                            1,692 $ 44,680       0.0%
    KG Eco Technology Service Co., Ltd.          6,425   26,909       0.0%
    KGMobilians Co., Ltd.                        5,395   46,694       0.0%
*   KH Vatec Co., Ltd.                           2,850   31,085       0.0%
    KISCO Corp.                                  1,236   44,323       0.0%
    KISCO Holdings Co., Ltd.                       431   28,692       0.0%
    KISWIRE, Ltd.                                1,854   50,843       0.0%
#   KIWOOM Securities Co., Ltd.                  1,653  181,441       0.1%
*   KleanNara Co., Ltd.                          4,228   16,423       0.0%
*   KMH Co., Ltd.                                4,078   31,574       0.0%
    Kodaco Co., Ltd.                             9,455   27,017       0.0%
    Kolon Corp.                                  1,778   85,901       0.0%
    Kolon Global Corp.                           2,010   21,665       0.0%
    Kolon Industries, Inc.                       3,602  229,492       0.1%
    Kolon Plastic, Inc.                          2,664   19,281       0.0%
    Kopla Co., Ltd.                              2,406    9,091       0.0%
    Korea Airport Service Co., Ltd.                412   17,421       0.0%
    Korea Alcohol Industrial Co., Ltd.           5,445   49,670       0.0%
    Korea Asset In Trust Co., Ltd.              10,936   63,240       0.0%
    Korea Autoglass Corp.                        2,369   37,089       0.0%
    Korea Cast Iron Pipe Industries Co., Ltd.    2,203   29,160       0.0%
*   Korea Circuit Co., Ltd.                      3,615   28,527       0.0%
    Korea Electric Terminal Co., Ltd.            1,465   69,375       0.0%
    Korea Investment Holdings Co., Ltd.          1,444  121,977       0.0%
*   Korea Line Corp.                             3,589   95,531       0.0%
*   Korea Materials & Analysis Corp.             1,091   13,416       0.0%
    Korea Petrochemical Ind Co., Ltd.              499  127,683       0.1%
    Korean Air Lines Co., Ltd.                   8,425  267,752       0.1%
    Korean Reinsurance Co.                      26,664  293,773       0.1%
    Kortek Corp.                                 3,593   55,824       0.0%
    KPX Chemical Co., Ltd.                         632   35,490       0.0%
    KSS LINE, Ltd.                               4,280   33,661       0.0%
*   KT Hitel Co., Ltd.                           2,856   15,560       0.0%
    KT Skylife Co., Ltd.                         5,709   66,558       0.0%
    KT Submarine Co., Ltd.                       4,504   22,001       0.0%
*   KTB Investment & Securities Co., Ltd.       11,121   68,029       0.0%
    KTCS Corp.                                   8,880   19,324       0.0%
    Ktis Corp.                                   4,865   13,110       0.0%
    Kukbo Design Co., Ltd.                       1,254   24,766       0.0%
    Kukdo Chemical Co., Ltd.                     1,020   65,989       0.0%
    Kukdong Oil & Chemicals Co., Ltd.            4,043   13,961       0.0%
    Kumho Industrial Co., Ltd.                   5,014   61,686       0.0%
    Kumho Petrochemical Co., Ltd.                  562   56,204       0.0%
*   Kumho Tire Co., Inc.                        36,217  208,712       0.1%
    Kumkang Kind Co., Ltd.                         610   18,963       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.          9,258   79,491       0.0%
    Kwangju Bank Co., Ltd.                       7,796   81,424       0.0%
*   Kyeryong Construction Industrial Co., Ltd.   1,246   22,413       0.0%
    Kyobo Securities Co., Ltd.                   6,572   63,440       0.0%
    Kyung-In Synthetic Corp.                     6,925   37,034       0.0%
    Kyungbang, Ltd.                              2,863   39,917       0.0%
    Kyungchang Industrial Co., Ltd.              2,837    8,941       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Kyungdong Pharm Co., Ltd.                    2,543 $ 59,405       0.0%
*   LB Semicon, Inc.                             4,621   10,437       0.0%
    LEADCORP, Inc. (The)                         3,249   19,988       0.0%
    Lee Ku Industrial Co., Ltd.                  6,139   14,178       0.0%
*   Leenos Corp.                                 8,520   28,844       0.0%
    LF Corp.                                     5,690  149,635       0.1%
    LG Hausys, Ltd.                              1,935  147,082       0.1%
    LG Innotek Co., Ltd.                         2,076  223,844       0.1%
    LG International Corp.                       8,753  215,711       0.1%
    LG Uplus Corp.                              42,693  488,762       0.1%
    LIG Nex1 Co., Ltd.                           2,503   92,330       0.0%
    LMS Co., Ltd.                                2,000   14,703       0.0%
    Lock & Lock Co., Ltd.                        3,844   84,576       0.0%
    Lotte Chilsung Beverage Co., Ltd.               54   81,853       0.0%
    LOTTE Fine Chemical Co., Ltd.                4,240  269,974       0.1%
    Lotte Food Co., Ltd.                           115   80,032       0.0%
    LOTTE Himart Co., Ltd.                       1,403   97,488       0.0%
    Lotte Non-Life Insurance Co., Ltd.          17,091   49,257       0.0%
    LS Corp.                                     2,748  199,256       0.1%
    LS Industrial Systems Co., Ltd.              2,433  155,350       0.1%
*   Lumens Co., Ltd.                            12,465   46,351       0.0%
    LVMC Holdings                                7,978   37,506       0.0%
    Maeil Holdings Co., Ltd.                     2,748   41,204       0.0%
    Mcnex Co., Ltd.                              1,295   20,657       0.0%
    MegaStudyEdu Co., Ltd.                         251   30,905       0.0%
*   Melfas, Inc.                                 3,417   12,565       0.0%
    Meritz Financial Group, Inc.                 7,307   95,134       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.    10,266  200,656       0.1%
    Meritz Securities Co., Ltd.                 50,299  194,189       0.1%
    Mirae Asset Life Insurance Co., Ltd.        21,444  109,376       0.0%
    Miwon Chemicals Co., Ltd.                      219   11,444       0.0%
    Miwon Specialty Chemical Co., Ltd.             407   22,478       0.0%
*   MNTech Co., Ltd.                             5,576   21,640       0.0%
    Mobase Co., Ltd.                             5,876   25,521       0.0%
    Moorim P&P Co., Ltd.                         5,847   35,744       0.0%
    Moorim Paper Co., Ltd.                       5,143   15,961       0.0%
    MS Autotech Co., Ltd.                        6,168   17,545       0.0%
    Muhak Co., Ltd.                              3,715   58,802       0.0%
#   Namhae Chemical Corp.                        5,124   86,896       0.0%
*   Namsun Aluminum Co., Ltd.                   20,720   22,814       0.0%
    NEPES Corp.                                  3,697   29,867       0.0%
    Nexen Corp.                                  7,723   51,926       0.0%
    Nexen Tire Corp.                            11,041  124,435       0.0%
*   Next Entertainment World Co., Ltd.           1,690   13,178       0.0%
    NH Investment & Securities Co., Ltd.        30,265  436,736       0.1%
    NICE Holdings Co., Ltd.                      4,219   78,346       0.0%
    Nice Information & Telecommunication, Inc.   1,182   27,938       0.0%
*   NK Co., Ltd.                                17,710   37,339       0.0%
    Nong Shim Holdings Co., Ltd.                   504   50,129       0.0%
    Nong Woo Bio Co., Ltd.                       1,968   35,005       0.0%
    Noroo Holdings Co., Ltd.                     1,454   21,734       0.0%
    NOROO Paint & Coatings Co., Ltd.             2,353   19,519       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    NS Shopping Co., Ltd.                                         4,509 $ 58,979       0.0%
*   Omnisystem Co., Ltd.                                          5,220   13,759       0.0%
    Openbase, Inc.                                                6,819   20,894       0.0%
    OptoElectronics Solutions Co., Ltd.                           1,998   20,698       0.0%
*   OPTRON-TEC, Inc.                                              3,464   19,858       0.0%
#*  Orbitech Co., Ltd.                                            6,320   51,839       0.0%
    Orion Holdings Corp.                                          2,004   45,769       0.0%
    Paik Kwang Industrial Co., Ltd.                               8,359   26,695       0.0%
*   Pan-Pacific Co., Ltd.                                         5,062   15,728       0.0%
    Paradise Co., Ltd.                                            9,384  203,651       0.1%
    Partron Co., Ltd.                                             9,381   73,461       0.0%
#   Poongsan Corp.                                                5,289  187,602       0.1%
    POSCO Coated & Color Steel Co., Ltd.                            534   13,501       0.0%
    Posco Daewoo Corp.                                            4,008   84,130       0.0%
*   Power Logics Co., Ltd.                                        6,041   25,980       0.0%
    Protec Co., Ltd.                                              2,493   44,344       0.0%
    Pyeong Hwa Automotive Co., Ltd.                               2,380   23,246       0.0%
*   Redrover Co., Ltd.                                            8,624   27,648       0.0%
    RFTech Co., Ltd.                                              6,327   28,591       0.0%
    S Net Systems, Inc.                                           2,056   10,353       0.0%
    S&S Tech Corp.                                                4,487   18,684       0.0%
*   S&T Dynamics Co., Ltd.                                        6,461   44,248       0.0%
    S&T Motiv Co., Ltd.                                           2,519   77,145       0.0%
    S-Energy Co., Ltd.                                            2,950   21,725       0.0%
#*  S-MAC Co., Ltd.                                              21,292   48,657       0.0%
*   S.Y. Panel Co., Ltd.                                          2,349   21,576       0.0%
    Sajo Industries Co., Ltd.                                       771   50,886       0.0%
*   Sajodongaone Co., Ltd.                                       14,967   22,810       0.0%
#   Sambo Motors Co., Ltd.                                        2,920   27,118       0.0%
    SAMHWA Paints Industrial Co., Ltd.                            1,801   13,061       0.0%
    Samick Musical Instruments Co., Ltd.                         18,510   43,755       0.0%
    Samji Electronics Co., Ltd.                                   2,577   33,086       0.0%
    Samkee Automotive Co., Ltd.                                   6,378   19,973       0.0%
    Samkwang Glass Co., Ltd.                                        741   30,003       0.0%
    Sammok S-Form Co., Ltd.                                       1,638   23,740       0.0%
    SAMPYO Cement Co., Ltd.                                       8,391   43,814       0.0%
    Samsung Card Co., Ltd.                                        6,231  217,287       0.1%
*   Samsung Heavy Industries Co., Ltd.                           41,489  283,607       0.1%
    Samsung Securities Co., Ltd.                                 14,574  501,246       0.1%
    SAMT Co., Ltd.                                               20,892   38,713       0.0%
    Samyang Corp.                                                   930   77,480       0.0%
    Samyang Holdings Corp.                                          987  102,182       0.0%
    Sangsin Brake                                                 2,584   17,152       0.0%
    SAVEZONE I&C Corp.                                            3,550   14,701       0.0%
*   SBS Media Holdings Co., Ltd.                                 14,468   39,950       0.0%
*   SBW                                                          39,774   56,333       0.0%
    Seah Besteel Corp.                                            3,572   90,019       0.0%
    SeAH Holdings Corp.                                             197   25,337       0.0%
    SeAH Steel Corp.                                                836   72,762       0.0%
    Sebang Co., Ltd.                                              4,144   51,458       0.0%
    Sebang Global Battery Co., Ltd.                               2,156   65,520       0.0%
    Sebo Manufacturing Engineer Corp.                             1,650   18,873       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                     SHARES VALUE++  OF NET ASSETS**
                                                     ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Sejong Industrial Co., Ltd.                       3,498 $ 25,705       0.0%
*   Sekonix Co., Ltd.                                 2,121   19,698       0.0%
    Sempio Foods Co.                                      7      244       0.0%
    Seohan Co., Ltd.                                 18,570   44,633       0.0%
    Seohee Construction Co., Ltd.                    28,436   33,016       0.0%
    SEOWONINTECH Co., Ltd.                            2,304   14,928       0.0%
    Seoyon Co., Ltd.                                  4,153   23,774       0.0%
    Seoyon E-Hwa Co., Ltd.                            3,569   27,512       0.0%
*   Sewon Cellontech Co., Ltd.                        8,944   40,013       0.0%
    SFA Engineering Corp.                             4,271  129,108       0.1%
*   SFA Semicon Co, Ltd.                             20,425   44,837       0.0%
*   SG Corp.                                         23,910   19,449       0.0%
    Shinsegae Engineering & Construction Co., Ltd.      576   19,940       0.0%
    Shinsegae Food Co., Ltd.                            182   25,576       0.0%
    Shinsegae Information & Communication Co., Ltd.     224   34,154       0.0%
    Shinsegae International, Inc.                       567   70,793       0.0%
*   Shinsung Tongsang Co., Ltd.                      20,054   23,795       0.0%
*   Shinwha Intertek Corp.                            5,026   12,690       0.0%
#*  Shinwon Corp.                                    11,290   37,158       0.0%
*   Signetics Corp.                                  17,512   25,175       0.0%
    SIGONG TECH Co., Ltd.                             2,445   20,428       0.0%
    Silicon Works Co., Ltd.                           2,383   83,246       0.0%
    SIMMTECH Co., Ltd.                                4,336   32,707       0.0%
    SIMPAC, Inc.                                      4,120   16,438       0.0%
    SK Gas, Ltd.                                      1,150  100,824       0.0%
    SK Networks Co., Ltd.                            34,687  181,883       0.1%
*   SK Securities Co., Ltd.                          59,464   67,011       0.0%
#   SKC Co., Ltd.                                     5,048  178,817       0.1%
    SL Corp.                                          3,492   72,268       0.0%
    Songwon Industrial Co., Ltd.                      4,004  107,705       0.0%
    SPG Co., Ltd.                                     1,805   18,629       0.0%
    Spigen Korea Co., Ltd.                              433   20,873       0.0%
    Ssangyong Cement Industrial Co., Ltd.             8,334  232,464       0.1%
*   Ssangyong Motor Co.                              10,759   50,697       0.0%
    Suheung Co., Ltd.                                 1,636   51,958       0.0%
    Sun Kwang Co., Ltd.                               1,102   21,823       0.0%
*   SundayToz Corp.                                   1,342   55,903       0.0%
    Sung Bo Chemicals Co., Ltd.                       3,534   21,372       0.0%
    Sung Kwang Bend Co., Ltd.                         5,510   64,490       0.0%
*   Sungchang Enterprise Holdings, Ltd.              15,703   44,705       0.0%
    Sungdo Engineering & Construction Co., Ltd.       4,138   27,955       0.0%
*   Sungshin Cement Co., Ltd.                         6,047   53,581       0.0%
#   Sungwoo Hitech Co., Ltd.                         11,667   64,272       0.0%
*   Sunjin Co., Ltd.                                  1,884   28,277       0.0%
    Tae Kyung Industrial Co., Ltd.                    2,405   12,717       0.0%
    Taekwang Industrial Co., Ltd.                       107  130,047       0.1%
*   Taewoong Co., Ltd.                                3,164   56,218       0.0%
    Taeyoung Engineering & Construction Co., Ltd.    12,466  135,657       0.1%
*   Taihan Textile Co., Ltd.                            680    7,919       0.0%
    Tailim Packaging Co., Ltd.                        5,153   16,851       0.0%
*   TBH Global Co., Ltd.                              5,457   35,398       0.0%
    Tesna Co., Ltd.                                   1,271   19,849       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                   ------- ----------- ---------------
SOUTH KOREA -- (Continued)
*   Thinkware Systems Corp.                          1,985 $    19,079       0.0%
*   TK Chemical Corp.                                7,026      14,282       0.0%
    TK Corp.                                         4,551      61,084       0.0%
    Tong Yang Moolsan Co., Ltd.                     10,050      26,004       0.0%
    Tongyang Life Insurance Co., Ltd.               12,153      93,484       0.0%
    Top Engineering Co., Ltd.                        3,622      24,163       0.0%
    Tovis Co., Ltd.                                  3,257      26,545       0.0%
    TS Corp.                                         1,334      31,164       0.0%
    Ubiquoss, Inc.                                     515      11,572       0.0%
#*  Ugint Co., Ltd.                                 17,576      29,260       0.0%
    UIL Co., Ltd.                                    1,848      10,596       0.0%
    Uju Electronics Co., Ltd.                        2,001      21,009       0.0%
*   Unick Corp.                                      3,772      18,241       0.0%
    Unid Co., Ltd.                                   1,325      69,081       0.0%
    Viatron Technologies, Inc.                       1,566      20,198       0.0%
    Visang Education, Inc.                           1,919      18,244       0.0%
*   W Holding Co., Ltd.                             31,598      16,333       0.0%
*   WillBes & Co. (The)                              9,359      16,508       0.0%
    WiSoL Co., Ltd.                                  2,669      34,065       0.0%
*   Wonik Holdings Co., Ltd.                         9,905      62,012       0.0%
*   Wonik Materials Co., Ltd.                          700      39,380       0.0%
    Wonik Tera Semicon Co., Ltd.                     1,760      32,370       0.0%
*   Woongjin Co., Ltd.                              12,662      53,358       0.0%
    Woongjin Thinkbig Co., Ltd.                      6,832      45,110       0.0%
*   Woori Investment Bank Co., Ltd.                 72,754      41,394       0.0%
*   Woorison F&G Co., Ltd.                           9,592      21,484       0.0%
    Wooshin Systems Co., Ltd.                        3,080      21,408       0.0%
    Woosu AMS Co., Ltd.                              5,892      25,114       0.0%
    Y G-1 Co., Ltd.                                  1,411      21,292       0.0%
    Yeong Hwa Metal Co., Ltd.                       13,368      22,258       0.0%
    YG Entertainment, Inc.                           1,775      48,484       0.0%
    Yong Pyong Resort Co., Ltd.                      4,441      36,183       0.0%
    YooSung T&S Co., Ltd.                            5,774      21,745       0.0%
    Youlchon Chemical Co., Ltd.                      2,408      37,248       0.0%
    Young Poong Corp.                                   81      63,884       0.0%
    Youngone Corp.                                   5,729     159,877       0.1%
    Youngone Holdings Co., Ltd.                      1,299      65,087       0.0%
*   Yuanta Securities Korea Co., Ltd.               29,890     126,175       0.0%
    Zeus Co., Ltd.                                   1,279      18,477       0.0%
                                                           -----------       ---
TOTAL SOUTH KOREA                                           31,275,135       5.9%
                                                           -----------       ---
SPAIN -- (1.7%)
    Acciona SA                                       8,040     672,516       0.1%
    Acerinox SA                                     33,062     464,307       0.1%
*   Adveo Group International SA                     2,813       7,244       0.0%
    Applus Services SA                              16,882     228,121       0.1%
    Azkoyen SA                                       1,280      12,500       0.0%
    Banco de Sabadell SA                           912,089   1,784,856       0.4%
*   Baron de Ley                                       274      37,131       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA    3,500     167,847       0.0%
*   Deoleo SA                                       72,355      15,526       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
SPAIN -- (Continued)
    Ebro Foods SA                              14,540 $  350,630       0.1%
*   eDreams ODIGEO SA                          16,683     76,264       0.0%
    Elecnor SA                                  6,480    101,619       0.0%
    Enagas SA                                  22,514    654,391       0.1%
    Ence Energia y Celulosa SA                 28,711    221,503       0.1%
    Ercros SA                                  22,936    117,083       0.0%
    Euskaltel SA                               15,040    139,454       0.0%
    Faes Farma SA                              37,310    151,482       0.0%
    Grupo Catalana Occidente SA                 8,380    368,985       0.1%
    Iberpapel Gestion SA                        1,420     56,849       0.0%
*   Liberbank SA                              340,475    194,748       0.0%
    Mapfre SA                                 181,725    630,401       0.1%
    Melia Hotels International SA              20,714    307,982       0.1%
    NH Hotel Group SA                          48,489    373,867       0.1%
*   Obrascon Huarte Lain SA                    24,022    112,007       0.0%
    Papeles y Cartones de Europa SA             8,580    166,032       0.0%
    Parques Reunidos Servicios Centrales SAU    4,230     69,671       0.0%
    Prim SA                                       827     11,973       0.0%
    Prosegur Cia de Seguridad SA               37,493    283,417       0.1%
*   Quabit Inmobiliaria SA                      1,377      3,208       0.0%
    Sacyr SA                                   87,606    251,322       0.1%
    Saeta Yield SA                              8,429    125,332       0.0%
    Siemens Gamesa Renewable Energy SA         38,632    661,556       0.1%
    Talgo SA                                   12,178     74,404       0.0%
*   Telepizza Group SA                          2,406     16,104       0.0%
*   Tubos Reunidos SA                          28,263     13,759       0.0%
*   Vocento SA                                 20,755     34,474       0.0%
                                                      ----------       ---
TOTAL SPAIN                                            8,958,565       1.7%
                                                      ----------       ---
SWEDEN -- (1.5%)
    AAK AB                                      2,826    249,392       0.1%
*   AcadeMedia AB                               7,202     47,874       0.0%
    Acando AB                                  15,967     53,787       0.0%
    AddNode Group AB                            3,905     36,844       0.0%
    AF AB Class B                              10,444    217,292       0.1%
    Ahlsell AB                                 40,609    242,478       0.1%
    Alimak Group AB                             5,901     87,266       0.0%
*   Arjo AB Class B                            23,901     70,808       0.0%
    Attendo AB                                 16,324    165,777       0.0%
*   BE Group AB                                 1,919     11,489       0.0%
    Beijer Alma AB                              2,676     76,836       0.0%
*   Beijer Electronics Group AB                 1,372      5,259       0.0%
    Beijer Ref AB                              12,690    195,015       0.1%
    Bergman & Beving AB                         4,158     43,211       0.0%
    Besqab AB                                     759      9,637       0.0%
    Betsson AB                                 21,031    149,816       0.0%
    Bilia AB Class A                           14,955    123,298       0.0%
    BillerudKorsnas AB                         30,876    453,680       0.1%
    Bjorn Borg AB                               2,840      8,262       0.0%
    Bonava AB                                   1,883     22,559       0.0%
    Bonava AB Class B                          14,505    176,078       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SWEDEN -- (Continued)
    Bravida Holding AB                                           31,165 $223,195       0.1%
    Bufab AB                                                      5,860   79,050       0.0%
    Bulten AB                                                     3,216   40,709       0.0%
    Byggmax Group AB                                             10,027   53,226       0.0%
    Capio AB                                                     11,487   51,881       0.0%
    Cavotec SA                                                    6,627   18,584       0.0%
    Clas Ohlson AB Class B                                        1,503   16,440       0.0%
*   Collector AB                                                  2,979   21,566       0.0%
    Com Hem Holding AB                                           14,358  248,673       0.1%
*   Concordia Maritime AB Class B                                 6,501    7,630       0.0%
    Coor Service Management Holding AB                           11,779   81,580       0.0%
    Dometic Group AB                                             34,898  334,010       0.1%
*   Doro AB                                                       4,175   20,878       0.0%
    Duni AB                                                       5,305   72,021       0.0%
    Dustin Group AB                                               7,956   66,569       0.0%
    Eastnine AB                                                   3,086   33,389       0.0%
    Elanders AB Class B                                           3,507   29,393       0.0%
    Enea AB                                                       2,562   24,199       0.0%
*   Fingerprint Cards AB Class B                                 11,358    9,814       0.0%
    Getinge AB Class B                                           35,019  326,273       0.1%
    Granges AB                                                   14,338  200,569       0.1%
    Gunnebo AB                                                    9,209   31,784       0.0%
*   Haldex AB                                                     8,793   94,439       0.0%
    HIQ International AB                                          2,039   16,502       0.0%
    Holmen AB                                                    19,864  489,791       0.1%
    Humana AB                                                     1,731   10,276       0.0%
    Intrum Justitia AB                                            2,900   76,957       0.0%
    Inwido AB                                                     9,880   86,004       0.0%
    JM AB                                                         7,803  154,377       0.0%
    KappAhl AB                                                   11,324   32,823       0.0%
    Karo Pharma AB                                                4,821   17,788       0.0%
    KNOW IT AB                                                    3,970   80,840       0.0%
    Lindab International AB                                      14,287  110,270       0.0%
    Loomis AB Class B                                            11,474  417,847       0.1%
    Mekonomen AB                                                  4,200   64,197       0.0%
*   Momentum Group AB Class B                                     4,158   46,712       0.0%
    MQ Holding AB                                                 3,386    5,860       0.0%
    NCC AB Class B                                               12,754  234,927       0.1%
    Nederman Holding AB                                           1,077   33,078       0.0%
*   Net Insight AB Class B                                       66,667   31,995       0.0%
    New Wave Group AB Class B                                    12,001   71,249       0.0%
    Nobia AB                                                     17,725  139,438       0.0%
    Nobina AB                                                    14,095   92,499       0.0%
    Nolato AB Class B                                               452   33,941       0.0%
    Nordic Waterproofing Holding A.S.                             2,551   21,376       0.0%
    Opus Group AB                                                44,326   35,707       0.0%
    Peab AB                                                      26,257  232,463       0.1%
    Pricer AB Class B                                            29,801   28,595       0.0%
*   Qliro Group AB                                               20,496   24,803       0.0%
    Ratos AB Class B                                             42,705  168,502       0.0%
    Recipharm AB Class B                                          8,222  111,359       0.0%
    Resurs Holding AB                                             3,505   22,582       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SWEDEN -- (Continued)
*   Rezidor Hotel Group AB                                        7,567 $   21,723       0.0%
    Rottneros AB                                                 11,881     13,290       0.0%
*   SAS AB                                                       13,176     32,882       0.0%
    Scandi Standard AB                                            8,652     59,323       0.0%
    Scandic Hotels Group AB                                      10,032     98,745       0.0%
    Semcon AB                                                     2,598     16,553       0.0%
    SkiStar AB                                                    3,983     82,128       0.0%
    Sweco AB Class B                                              4,025     81,978       0.0%
    Swedol AB Class B                                            10,279     37,316       0.0%
    Systemair AB                                                    845     11,171       0.0%
    VBG Group AB Class B                                            781     11,683       0.0%
                                                                        ----------       ---
TOTAL SWEDEN                                                             7,892,080       1.5%
                                                                        ----------       ---
SWITZERLAND -- (3.2%)
    Allreal Holding AG                                            2,801    460,511       0.1%
*   Alpiq Holding AG                                              1,519    115,202       0.0%
    ALSO Holding AG                                                 882    108,672       0.0%
*   Arbonia AG                                                    9,776    173,903       0.0%
*   Aryzta AG                                                    17,320    365,034       0.1%
    Autoneum Holding AG                                             496    129,878       0.0%
    Baloise Holding AG                                            8,350  1,323,516       0.3%
    Bank Cler AG                                                    772     32,700       0.0%
    Banque Cantonale de Geneve                                      335     62,862       0.0%
    Banque Cantonale Vaudoise                                       450    358,629       0.1%
    Bell Food Group AG                                              217     85,243       0.0%
    Bellevue Group AG                                               378      8,895       0.0%
    Berner Kantonalbank AG                                          851    159,219       0.0%
    Bucher Industries AG                                          1,153    422,556       0.1%
    Burckhardt Compression Holding AG                               420    136,287       0.0%
    Calida Holding AG                                               948     34,515       0.0%
    Carlo Gavazzi Holding AG                                         90     30,660       0.0%
    Cembra Money Bank AG                                          4,891    414,577       0.1%
    Cham Group AG                                                    85     37,756       0.0%
    Cicor Technologies, Ltd.                                        389     23,141       0.0%
    Cie Financiere Tradition SA                                     318     33,816       0.0%
    Clariant AG                                                  30,288    699,208       0.1%
    Coltene Holding AG                                              380     35,373       0.0%
    Conzzeta AG                                                     228    290,653       0.1%
    Daetwyler Holding AG                                            660    125,890       0.0%
    DKSH Holding AG                                               4,076    326,897       0.1%
*   Dottikon Es Holding AG                                           22     16,038       0.0%
*   Dufry AG                                                      4,813    680,740       0.1%
    EFG International AG                                         18,860    153,201       0.0%
    Emmi AG                                                         367    296,047       0.1%
    Energiedienst Holding AG                                      2,636     68,430       0.0%
    Feintool International Holding AG                               411     46,872       0.0%
    Flughafen Zurich AG                                           2,665    556,533       0.1%
    GAM Holding AG                                               36,197    577,784       0.1%
    Gurit Holding AG                                                 73     61,983       0.0%
    Helvetia Holding AG                                           1,329    789,441       0.2%
    HOCHDORF Holding AG                                             202     56,714       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
SWITZERLAND -- (Continued)
    Huber & Suhner AG                                             1,831 $   104,581       0.0%
    Hypothekarbank Lenzburg AG                                        8      36,163       0.0%
    Implenia AG                                                   2,712     207,023       0.1%
    Jungfraubahn Holding AG                                         535      88,526       0.0%
    Kudelski SA                                                   5,256      48,356       0.0%
*   Lastminute.com NV                                             1,019      15,674       0.0%
    Liechtensteinische Landesbank AG                              2,227     142,287       0.0%
    Luzerner Kantonalbank AG                                        486     262,032       0.1%
*   MCH Group AG                                                    559      28,639       0.0%
    Meier Tobler Group AG                                           403      13,274       0.0%
    Metall Zug AG Class B                                            36     120,760       0.0%
    Mikron Holding AG                                             1,680      14,164       0.0%
*   Mobimo Holding AG                                             1,320     340,939       0.1%
    OC Oerlikon Corp. AG                                         36,316     586,294       0.1%
*   Orascom Development Holding AG                                2,310      35,593       0.0%
    Orell Fuessli Holding AG                                         25       2,910       0.0%
    Orior AG                                                        930      76,937       0.0%
    Phoenix Mecano AG                                                98      66,133       0.0%
    Plazza AG Class A                                               226      51,772       0.0%
    Rieter Holding AG                                               647     124,938       0.0%
    Romande Energie Holding SA                                       46      53,724       0.0%
*   Schmolz + Bickenbach AG                                      96,862      77,972       0.0%
    Schweiter Technologies AG                                       173     196,727       0.0%
    SFS Group AG                                                  2,831     318,307       0.1%
    Siegfried Holding AG                                            715     248,449       0.1%
    St Galler Kantonalbank AG                                       381     204,329       0.1%
    Sulzer AG                                                     2,538     291,994       0.1%
    Sunrise Communications Group AG                               5,893     461,925       0.1%
    Swiss Life Holding AG                                         4,696   1,642,749       0.3%
    Swissquote Group Holding SA                                   1,714      96,768       0.0%
    Tamedia AG                                                      536      82,168       0.0%
    Thurgauer Kantonalbank                                          257      26,833       0.0%
*   Tornos Holding AG                                             2,472      37,773       0.0%
    Valiant Holding AG                                            3,461     415,588       0.1%
    Valora Holding AG                                               638     213,402       0.1%
    Vaudoise Assurances Holding SA                                  219     119,276       0.0%
    Vetropack Holding AG                                             38      78,125       0.0%
*   Von Roll Holding AG                                          20,277      26,542       0.0%
    Vontobel Holding AG                                           4,468     294,653       0.1%
    VP Bank AG                                                      613     100,219       0.0%
    Walliser Kantonalbank                                         1,048     124,236       0.0%
    Zehnder Group AG                                              1,774      74,372       0.0%
    Zug Estates Holding AG Class B                                   41      70,299       0.0%
    Zuger Kantonalbank AG                                            22     137,448       0.0%
                                                                        -----------       ---
TOTAL SWITZERLAND                                                        17,060,249       3.2%
                                                                        -----------       ---
TAIWAN -- (4.9%)
    A-DATA Technology Co., Ltd.                                  39,000      94,133       0.0%
    AcBel Polytech, Inc.                                         69,000      44,084       0.0%
    Ace Pillar Co., Ltd.                                         23,000      21,305       0.0%
    ACES Electronic Co., Ltd.                                    18,000      15,883       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                                SHARES  VALUE++  OF NET ASSETS**
                                                ------- -------- ---------------
TAIWAN -- (Continued)
*   Acon Holding, Inc.                           50,000 $ 11,470       0.0%
    Advanced International Multitech Co., Ltd.   32,000   46,349       0.0%
    Advanced Optoelectronic Technology, Inc.     19,000   18,209       0.0%
    Advancetek Enterprise Co., Ltd.              21,987   14,605       0.0%
*   AGV Products Corp.                          123,960   31,373       0.0%
    Airmate Cayman International Co., Ltd.       12,000    9,160       0.0%
    Allis Electric Co., Ltd.                     57,000   31,841       0.0%
    Alltek Technology Corp.                      31,552   21,747       0.0%
    Alpha Networks, Inc.                         54,000   36,224       0.0%
    Altek Corp.                                  56,000   58,907       0.0%
    Ambassador Hotel (The)                       48,000   37,209       0.0%
    AMPOC Far-East Co., Ltd.                     23,000   20,011       0.0%
    AmTRAN Technology Co., Ltd.                 180,000   77,280       0.0%
    Apacer Technology, Inc.                      19,000   24,493       0.0%
    APCB, Inc.                                   39,000   31,363       0.0%
    Apex Biotechnology Corp.                     13,000   13,219       0.0%
    Apex International Co., Ltd.                 33,760   24,026       0.0%
    Apex Medical Corp.                           11,000   10,954       0.0%
    Arcadyan Technology Corp.                    29,000   55,143       0.0%
    Ardentec Corp.                               68,430   76,969       0.0%
    Asia Cement Corp.                           402,000  429,005       0.1%
    Asia Plastic Recycling Holding, Ltd.         33,873   12,790       0.0%
    Asia Tech Image, Inc.                        13,000   19,498       0.0%
    Asia Vital Components Co., Ltd.              57,000   51,709       0.0%
    Audix Corp.                                  16,000   22,953       0.0%
    Avalue Technology, Inc.                      15,000   22,930       0.0%
    AVY Precision Technology, Inc.               14,786   23,405       0.0%
    Axiomtek Co., Ltd.                           14,000   26,525       0.0%
    Bank of Kaohsiung Co., Ltd.                 124,432   39,287       0.0%
*   BenQ Materials Corp.                         41,000   23,843       0.0%
    BES Engineering Corp.                       293,000   74,895       0.0%
    Bin Chuan Enterprise Co., Ltd.                9,000    8,498       0.0%
    Boardtek Electronics Corp.                   26,000   22,862       0.0%
    Bright Led Electronics Corp.                 20,000   10,325       0.0%
    Browave Corp.                                12,000   12,216       0.0%
    Capital Futures Corp.                        15,000   31,139       0.0%
    Capital Securities Corp.                    392,000  148,203       0.1%
    Career Technology MFG. Co., Ltd.             78,554  115,040       0.0%
    Casetek Holdings, Ltd.                       40,439   98,934       0.0%
    Cathay Real Estate Development Co., Ltd.    128,600   74,764       0.0%
    Cayman Engley Industrial Co., Ltd.            4,000   20,311       0.0%
    Celxpert Energy Corp.                        21,000   27,309       0.0%
    Central Reinsurance Co., Ltd.                36,000   22,970       0.0%
    Chain Chon Industrial Co., Ltd.              58,000   25,664       0.0%
*   Champion Building Materials Co., Ltd.        77,000   21,264       0.0%
    Chang Wah Electromaterials, Inc.              4,000   19,819       0.0%
    Channel Well Technology Co., Ltd.            23,000   23,007       0.0%
    Chant Sincere Co., Ltd.                      16,000   14,826       0.0%
    CHC Healthcare Group                         20,000   25,350       0.0%
    Chen Full International Co., Ltd.            14,000   20,219       0.0%
    Cheng Fwa Industrial Co., Ltd.               34,000   14,716       0.0%
    Cheng Loong Corp.                           192,000  108,940       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                         SHARES  VALUE++  OF NET ASSETS**
                                                         ------- -------- ---------------
TAIWAN -- (Continued)
    Cheng Uei Precision Industry Co., Ltd.                91,000 $118,119       0.0%
    Chenming Mold Industry Corp.                          18,000   11,405       0.0%
#   Chilisin Electronics Corp.                            18,963   58,952       0.0%
    Chime Ball Technology Co., Ltd.                       10,000   21,322       0.0%
#*  Chimei Materials Technology Corp.                    108,000   39,200       0.0%
#   Chin-Poon Industrial Co., Ltd.                        72,000   94,791       0.0%
*   China Airlines, Ltd.                                 462,000  168,527       0.1%
    China Bills Finance Corp.                            192,000   93,662       0.0%
    China Chemical & Pharmaceutical Co., Ltd.             61,000   41,758       0.0%
    China General Plastics Corp.                          54,631   58,430       0.0%
    China Metal Products                                  53,000   55,080       0.0%
    China Steel Structure Co., Ltd.                       24,000   24,686       0.0%
    China Synthetic Rubber Corp.                          86,100  122,962       0.0%
    China Wire & Cable Co., Ltd.                          26,000   23,154       0.0%
    Chinese Maritime Transport, Ltd.                      39,710   39,097       0.0%
    Chipbond Technology Corp.                            112,000  221,939       0.1%
    ChipMOS TECHNOLOGIES, Inc.                            42,000   29,087       0.0%
    Chong Hong Construction Co., Ltd.                     32,000   92,934       0.0%
    Chun YU Works & Co., Ltd.                             32,000   21,599       0.0%
    Chun Yuan Steel                                      104,000   39,797       0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.   66,000   47,614       0.0%
*   Chung Hung Steel Corp.                               156,000   56,427       0.0%
    Chung Hwa Pulp Corp.                                  96,015   35,484       0.0%
    Chyang Sheng Dyeing & Finishing Co., Ltd.             36,000   26,811       0.0%
    Clevo Co.                                            108,000  106,549       0.0%
*   CMC Magnetics Corp.                                  449,000   91,089       0.0%
    Coland Holdings, Ltd.                                 14,000   19,731       0.0%
    Compal Electronics, Inc.                             737,000  480,047       0.1%
#   Compeq Manufacturing Co., Ltd.                       191,000  190,301       0.1%
    Compucase Enterprise                                  12,000   13,771       0.0%
*   Concord Securities Co., Ltd.                          97,000   27,323       0.0%
    Continental Holdings Corp.                           102,000   45,218       0.0%
    Contrel Technology Co., Ltd.                          15,000    6,955       0.0%
    Coretronic Corp.                                      93,000  123,787       0.0%
    Coxon Precise Industrial Co., Ltd.                    15,000   13,546       0.0%
*   CSBC Corp. Taiwan                                    119,000   96,678       0.0%
    CviLux Corp.                                          17,000   15,469       0.0%
    CyberPower Systems, Inc.                               5,000   15,067       0.0%
    CyberTAN Technology, Inc.                             73,000   42,983       0.0%
    D-Link Corp.                                         159,000   58,537       0.0%
    DA CIN Construction Co., Ltd.                         37,000   29,484       0.0%
    Da-Li Development Co., Ltd.                           32,000   40,497       0.0%
    Dafeng TV, Ltd.                                       12,000   15,719       0.0%
*   Danen Technology Corp.                                74,000   14,988       0.0%
    Darfon Electronics Corp.                              52,000   54,453       0.0%
    Darwin Precisions Corp.                               76,000   58,632       0.0%
    De Licacy Industrial Co., Ltd.                        41,000   34,928       0.0%
    Depo Auto Parts Ind Co., Ltd.                         20,000   53,944       0.0%
    Dimerco Express Corp.                                 19,000   13,202       0.0%
*   Dynamic Electronics Co., Ltd.                         73,000   21,990       0.0%
    Dynapack International Technology Corp.               32,000   42,065       0.0%
*   E-Ton Solar Tech Co., Ltd.                            44,000    6,716       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                       SHARES  VALUE++  OF NET ASSETS**
                                                       ------- -------- ---------------
TAIWAN -- (Continued)
    Edimax Technology Co., Ltd.                         60,000 $ 16,509       0.0%
*   Edison Opto Corp.                                   24,000   12,157       0.0%
    Edom Technology Co., Ltd.                           21,000   11,893       0.0%
    Elite Semiconductor Memory Technology, Inc.         50,000   65,317       0.0%
*   Elitegroup Computer Systems Co., Ltd.               67,000   37,934       0.0%
    ENG Electric Co., Ltd.                              39,520    5,686       0.0%
    EnTie Commercial Bank Co., Ltd.                    110,000   50,641       0.0%
*   Epileds Technologies, Inc.                          28,000   18,812       0.0%
*   Episil Holdings, Inc.                               29,000   21,216       0.0%
#*  Epistar Corp.                                      209,000  284,445       0.1%
    Eson Precision Ind. Co., Ltd.                       15,000   16,263       0.0%
    Eternal Materials Co., Ltd.                        147,000  140,811       0.1%
    Eva Airways Corp.                                  344,172  184,817       0.1%
    Everest Textile Co., Ltd.                           67,600   28,040       0.0%
    Evergreen International Storage & Transport Corp.   93,000   42,304       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                364,762  184,500       0.1%
    Everlight Chemical Industrial Corp.                 81,450   49,256       0.0%
    Everlight Electronics Co., Ltd.                     90,000  126,136       0.1%
    Everspring Industry Co., Ltd.                       31,000   10,942       0.0%
    Excelsior Medical Co., Ltd.                         15,000   24,833       0.0%
    EZconn Corp.                                         9,000   10,265       0.0%
    Far Eastern Department Stores, Ltd.                223,000  146,431       0.1%
    Far Eastern International Bank                     466,549  156,532       0.1%
    Farglory Land Development Co., Ltd.                 67,000   73,418       0.0%
    Federal Corp.                                       75,480   32,954       0.0%
    Feedback Technology Corp.                            8,400   32,030       0.0%
    Feng Hsin Steel Co., Ltd.                           78,000  157,085       0.1%
    First Hi-Tec Enterprise Co., Ltd.                   13,000   16,941       0.0%
    First Hotel                                         26,628   13,566       0.0%
    First Insurance Co., Ltd. (The)                     37,000   17,085       0.0%
*   First Steamship Co., Ltd.                          123,676   51,354       0.0%
    FLEXium Interconnect, Inc.                          57,000  148,951       0.1%
    FocalTech Systems Co., Ltd.                         46,000   40,073       0.0%
    Forest Water Environment Engineering Co., Ltd.      11,000   25,228       0.0%
    Formosa Advanced Technologies Co., Ltd.             11,000   12,215       0.0%
    Formosa Laboratories, Inc.                          19,000   37,429       0.0%
    Formosa Optical Technology Co., Ltd.                 1,000    2,160       0.0%
    Formosan Union Chemical                             61,242   38,640       0.0%
    Founding Construction & Development Co., Ltd.       24,000   13,356       0.0%
    Froch Enterprise Co., Ltd.                          27,000   14,633       0.0%
    Fulgent Sun International Holding Co., Ltd.         13,292   28,421       0.0%
    Fulltech Fiber Glass Corp.                          72,000   41,529       0.0%
    Gallant Precision Machining Co., Ltd.               37,000   28,788       0.0%
    Gemtek Technology Corp.                             63,000   50,931       0.0%
*   Genmont Biotech, Inc.                               25,000   22,678       0.0%
    Getac Technology Corp.                              75,000  107,855       0.0%
    Giantplus Technology Co., Ltd.                      73,000   37,173       0.0%
    Gigabyte Technology Co., Ltd.                      109,000  238,339       0.1%
    Gigasolar Materials Corp.                            5,000   25,614       0.0%
*   Gigastorage Corp.                                   84,000   35,427       0.0%
    Ginko International Co., Ltd.                        9,000   75,610       0.0%
*   Gintech Energy Corp.                               119,304   63,864       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                     SHARES  VALUE++  OF NET ASSETS**
                                                     ------- -------- ---------------
TAIWAN -- (Continued)
    Global Brands Manufacture, Ltd.                   72,000 $ 30,355       0.0%
    Global Lighting Technologies, Inc.                23,000   28,104       0.0%
    Global Mixed Mode Technology, Inc.                10,000   21,919       0.0%
    Globe Union Industrial Corp.                      27,000   20,029       0.0%
    Gloria Material Technology Corp.                 108,880   70,473       0.0%
*   Gold Circuit Electronics, Ltd.                    86,000   27,224       0.0%
*   Goldsun Building Materials Co., Ltd.             253,000   82,164       0.0%
    Grand Fortune Securities Co., Ltd.                38,000   19,821       0.0%
    Grand Ocean Retail Group, Ltd.                    18,000   18,783       0.0%
    Grand Pacific Petrochemical                      188,000  208,008       0.1%
    Grand Plastic Technology Corp.                     3,000   15,756       0.0%
    Great China Metal Industry                        26,000   23,645       0.0%
    Great Wall Enterprise Co., Ltd.                  115,000  148,723       0.1%
    Greatek Electronics, Inc.                         39,000   70,579       0.0%
*   Green Energy Technology, Inc.                     27,000   14,133       0.0%
    Green Seal Holding, Ltd.                          17,000   21,402       0.0%
    GTM Holdings Corp.                                20,000   13,253       0.0%
    Hannstar Board Corp.                              73,000   42,378       0.0%
    HannStar Display Corp.                           625,000  171,405       0.1%
*   HannsTouch Solution, Inc.                        141,000   33,132       0.0%
    Hanpin Electron Co., Ltd.                          9,000    7,677       0.0%
*   Harvatek Corp.                                    29,000   17,586       0.0%
    Hey Song Corp.                                    47,000   49,585       0.0%
    Highlight Tech Corp.                              21,000   19,351       0.0%
    Hiroca Holdings, Ltd.                             13,000   44,906       0.0%
    Hitron Technology, Inc.                           39,000   27,861       0.0%
*   Ho Tung Chemical Corp.                           154,577   42,804       0.0%
*   Hocheng Corp.                                     56,000   18,252       0.0%
    Holy Stone Enterprise Co., Ltd.                   26,600  129,334       0.1%
    Hong Pu Real Estate Development Co., Ltd.         47,000   35,826       0.0%
    Hong YI Fiber Industry Co.                        30,000   20,846       0.0%
*   Horizon Securities Co., Ltd.                      56,000   14,307       0.0%
    Hsin Kuang Steel Co., Ltd.                        44,000   66,069       0.0%
    Huaku Development Co., Ltd.                       49,000  113,132       0.0%
    Huang Hsiang Construction Corp.                   38,000   36,118       0.0%
    Hung Ching Development & Construction Co., Ltd.   33,000   32,413       0.0%
    Hung Sheng Construction, Ltd.                     89,000  104,552       0.0%
    Hwa Fong Rubber Industrial Co., Ltd.              85,800   43,744       0.0%
*   I-Chiun Precision Industry Co., Ltd.              53,000   16,318       0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.           17,000   25,817       0.0%
*   Ichia Technologies, Inc.                          84,000   44,826       0.0%
    Ideal Bike Corp.                                  28,000   10,688       0.0%
    IEI Integration Corp.                             42,000   49,091       0.0%
    Info-Tek Corp.                                    26,000   17,883       0.0%
    Inpaq Technology Co., Ltd.                        15,000   21,276       0.0%
    Integrated Service Technology, Inc.                9,000   21,975       0.0%
    Inventec Corp.                                   302,000  228,808       0.1%
    Jarllytec Co., Ltd.                                6,000    9,600       0.0%
    Jentech Precision Industrial Co., Ltd.            12,000   24,869       0.0%
    Jess-Link Products Co., Ltd.                      17,250   16,575       0.0%
    Jih Sun Financial Holdings Co., Ltd.             340,407  101,332       0.0%
    Johnson Health Tech Co., Ltd.                     20,000   20,236       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
TAIWAN -- (Continued)
    K Laser Technology, Inc.                                      43,000 $ 22,006       0.0%
    Kaori Heat Treatment Co., Ltd.                                10,000   14,408       0.0%
    Kaulin Manufacturing Co., Ltd.                                16,000   11,265       0.0%
    KEE TAI Properties Co., Ltd.                                 104,000   38,034       0.0%
    Kenda Rubber Industrial Co., Ltd.                            105,000  121,307       0.0%
    Kenmec Mechanical Engineering Co., Ltd.                       53,000   18,655       0.0%
*   Key Ware Electronics Co., Ltd.                                37,000   15,239       0.0%
    Kindom Construction Corp.                                     69,000   44,978       0.0%
    King Chou Marine Technology Co., Ltd.                         10,200   11,694       0.0%
    King Yuan Electronics Co., Ltd.                              237,000  233,780       0.1%
    King's Town Bank Co., Ltd.                                   159,000  190,451       0.1%
*   King's Town Construction Co., Ltd.                            27,000   20,696       0.0%
    Kinko Optical Co., Ltd.                                       32,000   30,425       0.0%
    Kinpo Electronics                                            263,000   93,001       0.0%
    Kinsus Interconnect Technology Corp.                          66,000  108,420       0.0%
*   Kuo Toong International Co., Ltd.                             44,200   27,811       0.0%
*   Kuoyang Construction Co., Ltd.                                68,000   33,884       0.0%
    Kwong Fong Industries Corp.                                   15,444    9,087       0.0%
    Kwong Lung Enterprise Co., Ltd.                               10,000   16,028       0.0%
    L&K Engineering Co., Ltd.                                     41,000   50,566       0.0%
*   LAN FA Textile                                                36,000   10,669       0.0%
    Lanner Electronics, Inc.                                      15,000   23,829       0.0%
    Laser Tek Taiwan Co., Ltd.                                    12,000   12,427       0.0%
    LCY Chemical Corp.                                            97,000  143,752       0.1%
*   Lealea Enterprise Co., Ltd.                                  153,000   58,917       0.0%
    Ledlink Optics, Inc.                                          11,000   14,399       0.0%
    LEE CHI Enterprises Co., Ltd.                                 53,000   18,567       0.0%
*   Leofoo Development Co., Ltd.                                  69,000   15,709       0.0%
*   LES Enphants Co., Ltd.                                        44,000   20,792       0.0%
*   Lextar Electronics Corp.                                      76,000   45,747       0.0%
*   Li Peng Enterprise Co., Ltd.                                 113,000   31,445       0.0%
    Lian HWA Food Corp.                                           12,000   14,131       0.0%
    Lien Hwa Industrial Corp.                                    118,495  151,274       0.1%
    Lingsen Precision Industries, Ltd.                            91,000   38,185       0.0%
    Lite-On Semiconductor Corp.                                   45,000   57,285       0.0%
    Lite-On Technology Corp.                                     278,000  366,852       0.1%
    Long Bon International Co., Ltd.                              83,000   39,163       0.0%
    Long Chen Paper Co., Ltd.                                    129,025  150,547       0.1%
    Longwell Co.                                                  20,000   24,308       0.0%
*   Lotus Pharmaceutical Co., Ltd.                                18,000   54,110       0.0%
    Lucky Cement Corp.                                            37,000    9,518       0.0%
    Lumax International Corp., Ltd.                               11,700   23,461       0.0%
    Macroblock, Inc.                                               6,300   17,569       0.0%
    Marketech International Corp.                                 18,000   35,445       0.0%
    Masterlink Securities Corp.                                  225,305   83,798       0.0%
    Mayer Steel Pipe Corp.                                        27,000   14,186       0.0%
    Meiloon Industrial Co.                                        20,000   17,484       0.0%
    Mercuries & Associates Holding, Ltd.                          82,818   67,251       0.0%
*   Mercuries Life Insurance Co., Ltd.                           190,010  103,619       0.0%
*   Microbio Co., Ltd.                                            65,000   44,641       0.0%
    MIN AIK Technology Co., Ltd.                                  32,000   23,609       0.0%
    Mobiletron Electronics Co., Ltd.                              17,000   20,791       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
*   Motech Industries, Inc.                                         97,059 $ 67,447       0.0%
    MPI Corp.                                                        9,000   16,161       0.0%
    Nang Kuang Pharmaceutical co., Ltd.                             18,000   23,986       0.0%
    Nantex Industry Co., Ltd.                                       61,550   52,005       0.0%
*   Neo Solar Power Corp.                                          187,071   77,548       0.0%
    Nexcom International Co., Ltd.                                  12,000   11,110       0.0%
    Nien Hsing Textile Co., Ltd.                                    17,000   14,203       0.0%
    O-Bank Co., Ltd.                                                78,000   22,766       0.0%
*   O-TA Precision Industry Co., Ltd.                               17,000   22,272       0.0%
    OptoTech Corp.                                                  84,178   62,269       0.0%
    Orient Europharma Co., Ltd.                                      7,000   16,750       0.0%
*   Orient Semiconductor Electronics, Ltd.                         137,000   37,700       0.0%
    Oriental Union Chemical Corp.                                  109,000  116,883       0.0%
    Pacific Construction Co.                                        25,000    9,793       0.0%
    Pan-International Industrial Corp.                              83,000   53,769       0.0%
*   Phihong Technology Co., Ltd.                                   103,259   37,648       0.0%
    Plotech Co., Ltd.                                               26,000   26,983       0.0%
    Pou Chen Corp.                                                  73,000   91,292       0.0%
*   Power Quotient International Co., Ltd.                          35,000   10,598       0.0%
*   President Securities Corp.                                     199,111   99,786       0.0%
    Prince Housing & Development Corp.                             252,000  100,213       0.0%
    Promate Electronic Co., Ltd.                                    21,000   20,043       0.0%
*   Promise Technology, Inc.                                        27,000    8,535       0.0%
#   Qisda Corp.                                                    248,000  169,981       0.1%
    Qualipoly Chemical Corp.                                        18,000   20,359       0.0%
    Quintain Steel Co., Ltd.                                        62,000   22,399       0.0%
#   Radiant Opto-Electronics Corp.                                  87,000  179,581       0.1%
    Rechi Precision Co., Ltd.                                       44,000   47,511       0.0%
    Rich Development Co., Ltd.                                      92,000   37,704       0.0%
*   Ritek Corp.                                                    433,954   85,906       0.0%
*   Roo Hsing Co., Ltd.                                            207,000  104,806       0.0%
    Rotam Global Agrosciences, Ltd.                                 10,000    8,415       0.0%
    Sampo Corp.                                                     96,000   43,202       0.0%
    San Fang Chemical Industry Co., Ltd.                            33,000   36,036       0.0%
    Sanyang Motor Co., Ltd.                                         85,000   60,708       0.0%
    SCI Pharmtech, Inc.                                             11,000   22,882       0.0%
    Sesoda Corp.                                                    28,665   28,571       0.0%
    Shan-Loong Transportation Co., Ltd.                             28,000   31,502       0.0%
    Sharehope Medicine Co., Ltd.                                    16,967   21,212       0.0%
    Sheng Yu Steel Co., Ltd.                                        26,000   23,363       0.0%
    ShenMao Technology, Inc.                                        20,000   16,529       0.0%
    Shih Her Technologies, Inc.                                     12,000   13,804       0.0%
*   Shih Wei Navigation Co., Ltd.                                   93,000   23,168       0.0%
#   Shin Kong Financial Holding Co., Ltd.                        1,448,000  588,499       0.1%
    Shin Zu Shing Co., Ltd.                                         37,000   97,244       0.0%
*   Shining Building Business Co., Ltd.                             96,600   37,651       0.0%
    Shinkong Insurance Co., Ltd.                                    36,000   39,062       0.0%
    Shinkong Synthetic Fibers Corp.                                208,000   71,376       0.0%
    Sigurd Microelectronics Corp.                                   64,000   74,145       0.0%
    Simplo Technology Co., Ltd.                                     34,800  194,563       0.1%
    Sincere Navigation Corp.                                        61,000   36,046       0.0%
    Sinher Technology, Inc.                                          6,000    9,817       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                    SHARES  VALUE++  OF NET ASSETS**
                                                    ------- -------- ---------------
TAIWAN -- (Continued)
    Sino-American Silicon Products, Inc.             90,000 $386,273       0.1%
    Sinon Corp.                                      72,000   41,140       0.0%
    SinoPac Financial Holdings Co., Ltd.            659,295  237,258       0.1%
    Sinphar Pharmaceutical Co., Ltd.                 17,680   13,851       0.0%
    Sirtec International Co., Ltd.                   37,000   48,071       0.0%
    Siward Crystal Technology Co., Ltd.              49,000   30,633       0.0%
*   Solar Applied Materials Technology Co.           42,314   30,559       0.0%
*   Solartech Energy Corp.                           57,000   25,246       0.0%
    Solteam Electronics Co., Ltd.                     8,080   10,067       0.0%
    Sonix Technology Co., Ltd.                       10,000   11,025       0.0%
    Southeast Cement Co., Ltd.                       40,000   18,818       0.0%
    Standard Chemical & Pharmaceutical Co., Ltd.     12,000   14,794       0.0%
    Stark Technology, Inc.                           29,800   41,333       0.0%
    Sunko INK Co., Ltd.                              36,000   14,681       0.0%
    Sunrex Technology Corp.                          36,535   19,112       0.0%
    Sunspring Metal Corp.                            32,000   39,085       0.0%
    Supreme Electronics Co., Ltd.                    52,244   55,861       0.0%
    Swancor Holding Co., Ltd.                         3,000   15,238       0.0%
    Sweeten Real Estate Development Co., Ltd.        36,000   21,951       0.0%
    Syncmold Enterprise Corp.                        29,000   63,510       0.0%
    Sysage Technology Co., Ltd.                      23,100   26,397       0.0%
*   Sysgration                                       67,000   13,656       0.0%
    Systex Corp.                                     32,000   69,238       0.0%
    T3EX Global Holdings Corp.                       18,000   14,183       0.0%
    TA Chen Stainless Pipe                          123,205  140,271       0.1%
*   Ta Ya Electric Wire & Cable                     108,000   57,002       0.0%
    TA-I Technology Co., Ltd.                        26,448   47,401       0.0%
    Tah Hsin Industrial Corp.                        15,000   13,561       0.0%
    Tai Tung Communication Co., Ltd.                 27,000   16,271       0.0%
    Taichung Commercial Bank Co., Ltd.              445,786  154,115       0.1%
    Taiflex Scientific Co., Ltd.                     36,460   47,756       0.0%
    Tainan Enterprises Co., Ltd.                     18,000   13,984       0.0%
    Tainan Spinning Co., Ltd.                       266,000  117,766       0.0%
*   Tainergy Tech Co., Ltd.                          55,000   17,627       0.0%
*   Taisun Enterprise Co., Ltd.                       9,650    5,554       0.0%
*   Taita Chemical Co., Ltd.                         62,000   25,987       0.0%
    Taiwan Business Bank                            797,065  244,944       0.1%
    Taiwan Cement Corp.                             131,880  181,233       0.1%
    Taiwan Chinsan Electronic Industrial Co., Ltd.   12,000   24,471       0.0%
    Taiwan Fertilizer Co., Ltd.                     162,000  218,620       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.         48,000   33,591       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.             24,000   28,837       0.0%
*   Taiwan Glass Industry Corp.                     195,968  130,947       0.1%
    Taiwan Hon Chuan Enterprise Co., Ltd.            49,000   85,232       0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.   38,000   23,336       0.0%
*   Taiwan Land Development Corp.                   129,466   41,076       0.0%
    Taiwan Line Tek Electronic                       26,000   21,701       0.0%
*   Taiwan Navigation Co., Ltd.                      35,000   20,015       0.0%
    Taiwan PCB Techvest Co., Ltd.                    48,000   45,697       0.0%
*   Taiwan Prosperity Chemical Corp.                 16,000   11,293       0.0%
    Taiwan Sakura Corp.                              16,000   20,654       0.0%
    Taiwan Shin Kong Security Co., Ltd.              40,000   52,278       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
TAIWAN -- (Continued)
    Taiwan Styrene Monomer                                        74,000 $ 53,471       0.0%
    Taiwan Surface Mounting Technology Corp.                      53,000   45,333       0.0%
    Taiwan TEA Corp.                                             133,000   69,271       0.0%
    Taiyen Biotech Co., Ltd.                                      28,000   27,317       0.0%
    Tayih Lun An Co., Ltd.                                        10,000   15,985       0.0%
    Teco Electric and Machinery Co., Ltd.                        346,000  280,835       0.1%
    Test Research, Inc.                                           20,000   36,660       0.0%
    Test-Rite International Co., Ltd.                             29,000   22,561       0.0%
*   Tex-Ray Industrial Co., Ltd.                                  30,000   11,070       0.0%
    Thye Ming Industrial Co., Ltd.                                36,000   48,323       0.0%
    Ton Yi Industrial Corp.                                      170,000   72,230       0.0%
    Tong Hsing Electronic Industries, Ltd.                        29,000  101,835       0.0%
    Tong Yang Industry Co., Ltd.                                  71,000  127,867       0.1%
    Tong-Tai Machine & Tool Co., Ltd.                             27,000   17,817       0.0%
    TOPBI International Holdings, Ltd.                             7,686   25,822       0.0%
    Topco Technologies Corp.                                       8,000   21,283       0.0%
    Topkey Corp.                                                   6,000   16,578       0.0%
    Topoint Technology Co., Ltd.                                  32,000   21,450       0.0%
#*  TPK Holding Co., Ltd.                                         74,000  161,402       0.1%
    Transcend Information, Inc.                                   43,000  121,253       0.0%
    Tripod Technology Corp.                                       66,000  199,643       0.1%
    Tsann Kuen Enterprise Co., Ltd.                               20,000   16,594       0.0%
*   TSEC Corp.                                                    68,903   21,854       0.0%
    TSRC Corp.                                                   116,000  116,772       0.0%
    Tung Ho Steel Enterprise Corp.                               157,000  130,363       0.1%
    TXC Corp.                                                     53,000   63,564       0.0%
    TYC Brother Industrial Co., Ltd.                              42,000   41,380       0.0%
*   Tycoons Group Enterprise                                     100,000   23,154       0.0%
    Tyntek Corp.                                                  65,000   34,172       0.0%
    U-Ming Marine Transport Corp.                                 91,000  111,389       0.0%
    UDE Corp.                                                     13,000   15,823       0.0%
    Unimicron Technology Corp.                                   288,000  161,846       0.1%
    Union Bank Of Taiwan                                         234,000   76,602       0.0%
    Unitech Computer Co., Ltd.                                    20,000   13,823       0.0%
*   Unitech Printed Circuit Board Corp.                          111,000   75,262       0.0%
    United Radiant Technology                                     36,000   20,221       0.0%
*   Unity Opto Technology Co., Ltd.                               91,000   26,717       0.0%
    Universal Cement Corp.                                        95,277   70,713       0.0%
*   Universal Microelectronics Co., Ltd.                          13,000    9,183       0.0%
    Unizyx Holding Corp.                                          77,000   33,976       0.0%
    UPC Technology Corp.                                         157,950  105,288       0.0%
    USI Corp.                                                    176,560   85,953       0.0%
    Usun Technology Co., Ltd.                                     15,000   21,523       0.0%
    Utechzone Co., Ltd.                                           12,000   16,239       0.0%
    Ve Wong Corp.                                                 16,000   13,905       0.0%
    Waffer Technology Co., Ltd.                                   30,000   17,762       0.0%
    Wah Lee Industrial Corp.                                      34,000   63,264       0.0%
    Walsin Lihwa Corp.                                           517,000  351,520       0.1%
    Walton Advanced Engineering, Inc.                             55,000   24,164       0.0%
    Wan Hai Lines, Ltd.                                          104,000   59,980       0.0%
    Waterland Financial Holdings Co., Ltd.                       458,000  159,951       0.1%
    Weikeng Industrial Co., Ltd.                                  65,254   48,735       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                       SHARES     VALUE++   OF NET ASSETS**
                                                      --------- ----------- ---------------
TAIWAN -- (Continued)
    Well Shin Technology Co., Ltd.                       18,000 $    31,014       0.0%
#   Winbond Electronics Corp.                           455,363     278,705       0.1%
    Winstek Semiconductor Co., Ltd.                      15,000      19,254       0.0%
    Wisdom Marine Lines Co., Ltd.                        63,262      60,151       0.0%
    Wistron Corp.                                       431,866     343,421       0.1%
    Wistron NeWeb Corp.                                   8,000      18,776       0.0%
    WT Microelectronics Co., Ltd.                        80,207     119,884       0.0%
    Xxentria Technology Materials Corp.                  25,000      63,410       0.0%
*   Yang Ming Marine Transport Corp.                    238,674      82,652       0.0%
    YC Co., Ltd.                                         81,488      47,356       0.0%
    YC INOX Co., Ltd.                                    50,600      45,326       0.0%
    Yea Shin International Development Co., Ltd.         21,600      13,517       0.0%
    Yeong Guan Energy Technology Group Co., Ltd.         18,000      48,999       0.0%
*   YFY, Inc.                                           280,000     119,423       0.0%
    Yi Jinn Industrial Co., Ltd.                         34,200      16,118       0.0%
    Yieh Phui Enterprise Co., Ltd.                      250,760      86,817       0.0%
    Yonyu Plastics Co., Ltd.                             14,000      16,133       0.0%
    Youngtek Electronics Corp.                           15,000      29,609       0.0%
    Yuanta Futures Co., Ltd.                             10,000      15,299       0.0%
    Yulon Motor Co., Ltd.                               200,000     152,544       0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.     13,000      35,143       0.0%
    Yungshin Construction & Development Co., Ltd.        24,000      26,664       0.0%
    YungShin Global Holding Corp.                        36,000      49,530       0.0%
    Yungtay Engineering Co., Ltd.                        65,000     113,238       0.0%
    Zeng Hsing Industrial Co., Ltd.                      12,000      52,181       0.0%
    Zenitron Corp.                                       27,000      20,483       0.0%
    Zero One Technology Co., Ltd.                        22,000      14,538       0.0%
    Zhen Ding Technology Holding, Ltd.                   53,000     115,326       0.0%
    Zig Sheng Industrial Co., Ltd.                       79,000      27,695       0.0%
    Zinwell Corp.                                        54,000      45,983       0.0%
    Zippy Technology Corp.                               12,000      14,436       0.0%
    ZongTai Real Estate Development Co., Ltd.            27,000      19,443       0.0%
                                                                -----------       ---
TOTAL TAIWAN                                                     26,146,692       5.0%
                                                                -----------       ---
THAILAND -- (0.9%)
    Advanced Information Technology PCL Class F          22,600      19,693       0.0%
    AEON Thana Sinsap Thailand PCL                       10,700      59,331       0.0%
    AJ Plast PCL                                         26,500      10,916       0.0%
    Amata Corp. PCL                                      91,600      59,499       0.0%
    Ananda Development PCL                              240,300      29,847       0.0%
    AP Thailand PCL                                     263,800      70,213       0.0%
    Asia Aviation PCL                                   203,200      37,665       0.0%
    Asia Plus Group Holdings PCL                        204,100      24,316       0.0%
    Bangchak Corp. PCL                                  109,900     126,232       0.1%
    Bangkok Insurance PCL                                 1,800      20,532       0.0%
    Bangkok Land PCL                                  2,166,200     128,352       0.1%
    Bangkok Ranch PCL                                   100,100      21,568       0.0%
    Banpu PCL                                           379,400     233,218       0.1%
    Better World Green PCL                              412,300      17,114       0.0%
    BJC Heavy Industries PCL Class F                    133,000      10,114       0.0%
    Cal-Comp Electronics Thailand PCL Class F           428,200      28,221       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                             SHARES   VALUE++  OF NET ASSETS**
                                                            --------- -------- ---------------
THAILAND -- (Continued)
*   CIMB Thai Bank PCL                                        862,500 $ 28,422       0.0%
    Dhipaya Insurance PCL                                      55,800   44,644       0.0%
    Eastern Polymer Group PCL Class F                         217,100   48,153       0.0%
    Eastern Water Resources Development and Management PCL    105,500   38,443       0.0%
    Energy Earth PCL                                          108,300      940       0.0%
*   Esso Thailand PCL                                         180,800  102,545       0.0%
    GFPT PCL                                                   85,400   33,283       0.0%
    Golden Land Property Development PCL                      192,200   60,595       0.0%
    Grand Canal Land PCL                                      480,300   35,307       0.0%
    Hana Microelectronics PCL                                 128,500  141,488       0.1%
*   Ichitan Group PCL                                         123,600   30,939       0.0%
*   Inter Far East Energy Corp. Class F                       123,100    2,267       0.0%
    Interlink Communication PCL                                41,300   12,039       0.0%
    Italian-Thai Development PCL                              294,400   28,731       0.0%
    Kang Yong Electric PCL                                      2,700   39,354       0.0%
    KGI Securities Thailand PCL                               247,300   34,478       0.0%
    Khon Kaen Sugar Industry PCL                              362,960   35,882       0.0%
    Kiatnakin Bank PCL                                         51,800  121,047       0.1%
    Lam Soon Thailand PCL                                      96,800   16,103       0.0%
    Lanna Resources PCL                                        28,000   13,042       0.0%
    LH Financial Group PCL                                  1,278,000   65,196       0.0%
    Loxley PCL                                                254,800   19,376       0.0%
    LPN Development PCL                                       143,100   45,342       0.0%
    Maybank Kim Eng Securities Thailand PCL                    39,000   23,603       0.0%
    MBK PCL                                                   138,700  100,641       0.0%
    MC Group PCL                                               43,600   16,440       0.0%
    MCS Steel PCL                                              63,300   14,441       0.0%
*   Millcon Steel PCL                                         198,300   10,556       0.0%
    Namyong Terminal PCL                                       91,000   17,300       0.0%
    Padaeng Industry PCL                                       24,100   19,282       0.0%
    PCS Machine Group Holding PCL                              86,800   19,252       0.0%
    Platinum Group PCL (The) Class F                          124,000   32,414       0.0%
    Polyplex Thailand PCL                                      85,200   45,084       0.0%
*   Precious Shipping PCL                                     126,000   53,099       0.0%
    Property Perfect PCL                                      616,300   16,599       0.0%
    Pruksa Holding PCL                                        161,800  114,326       0.0%
    Quality Houses PCL                                      1,039,900  100,827       0.0%
    Regional Container Lines PCL                              119,500   29,724       0.0%
    Rojana Industrial Park PCL                                220,300   46,419       0.0%
    Samart Telcoms PCL                                         33,900   11,064       0.0%
    Sansiri PCL                                             1,500,600   79,880       0.0%
    SC Asset Corp. PCL                                        339,100   40,830       0.0%
    Scan Inter PCL Class F                                    148,000   18,101       0.0%
    Sena Development PCL                                      168,100   22,797       0.0%
    Siam City Cement PCL                                        8,421   65,639       0.0%
    Siamgas & Petrochemicals PCL                               83,800   79,658       0.0%
*   Singha Estate PCL                                         585,300   64,168       0.0%
    SNC Former PCL                                             12,400    6,051       0.0%
    Somboon Advance Technology PCL                             57,400   39,467       0.0%
    SPCG PCL                                                   77,500   51,814       0.0%
    Sri Ayudhya Capital PCL                                    19,200   27,072       0.0%
    Sri Trang Agro-Industry PCL                               212,880   79,594       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                    --------- ---------- ---------------
THAILAND -- (Continued)
    Srithai Superware PCL                             392,300 $   18,521       0.0%
    Star Petroleum Refining PCL                       248,800    123,769       0.1%
    STP & I PCL                                       118,800     16,789       0.0%
    Supalai PCL                                       161,425    118,665       0.1%
*   Superblock PCL                                  2,470,900     90,036       0.0%
    SVI PCL                                           297,600     40,925       0.0%
    Syntec Construction PCL                           101,900     14,142       0.0%
*   Tata Steel Thailand PCL                           594,100     15,248       0.0%
*   Thai Airways International PCL                    179,200     91,985       0.0%
    Thai Metal Trade PCL                               35,100     16,683       0.0%
    Thai Reinsurance PCL                              204,300     11,069       0.0%
    Thai Wah PCL Class F                               75,200     25,019       0.0%
    Thai-German Ceramic Industry PCL                  106,700      8,993       0.0%
    Thaicom PCL                                        82,200     23,571       0.0%
    Thanachart Capital PCL                             80,800    137,611       0.1%
    Thitikorn PCL                                      41,600     17,136       0.0%
    Thoresen Thai Agencies PCL                        175,300     46,380       0.0%
    TICON Industrial Connection PCL Class F           142,500     79,919       0.0%
    Tipco Asphalt PCL                                 163,900     93,998       0.0%
    TIPCO Foods PCL                                    60,800     24,466       0.0%
    Tisco Financial Group PCL                          29,200     82,113       0.0%
    TMB Bank PCL                                    2,256,500    168,737       0.1%
    TPBI Public Co.                                    29,600     11,161       0.0%
    TPI Polene PCL                                  1,534,100     91,871       0.0%
    TRC Construction PCL                              471,300     11,349       0.0%
    TTCL PCL                                           44,100     10,061       0.0%
    Unique Engineering & Construction PCL              90,700     37,073       0.0%
    Univanich Palm Oil PCL                             46,900     11,814       0.0%
    Univentures PCL                                   165,100     47,082       0.0%
    Vanachai Group PCL                                 88,600     25,266       0.0%
    Vinythai PCL                                       88,700     70,966       0.0%
                                                              ----------       ---
TOTAL THAILAND                                                 4,723,007       0.9%
                                                              ----------       ---
TURKEY -- (0.4%)
    Adana Cimento Sanayii TAS Class A                  12,222     20,470       0.0%
*   Akenerji Elektrik Uretim A.S.                      17,655      3,568       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                     9,101     29,808       0.0%
    Alarko Holding A.S.                                11,979     17,211       0.0%
    Albaraka Turk Katilim Bankasi A.S.                 57,942     22,474       0.0%
    Anadolu Anonim Turk Sigorta Sirketi                27,542     29,039       0.0%
    Anadolu Cam Sanayii A.S.                           64,176     49,247       0.0%
    Anel Elektrik Proje Taahhut ve Ticaret A.S.        19,664     13,440       0.0%
    Aygaz A.S.                                          9,679     32,174       0.0%
*   Bagfas Bandirma Gubre Fabrikalari A.S.              4,058      8,786       0.0%
*   Bera Holding A.S.                                  50,692     30,394       0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.      9,716     29,814       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                7,050     21,833       0.0%
*   Dogan Sirketler Grubu Holding A.S.                250,247     63,082       0.0%
*   Dogus Otomotiv Servis ve Ticaret A.S.              18,354     34,199       0.0%
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.          812     15,101       0.0%
*   GSD Holding AS                                     62,912     14,298       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
TURKEY -- (Continued)
*   Ihlas Holding A.S.                                           209,909 $   22,743       0.0%
*   Is Finansal Kiralama A.S.                                     55,864     79,593       0.0%
*   Izmir Demir Celik Sanayi A.S.                                 18,463     11,480       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   57,107     47,407       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B   13,197     11,038       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  159,419    159,486       0.1%
    Kordsa Teknik Tekstil AS                                      10,585     18,376       0.0%
*   Koza Altin Isletmeleri A.S.                                    3,281     36,737       0.0%
*   NET Holding A.S.                                              48,470     23,818       0.0%
    Nuh Cimento Sanayi A.S.                                        8,480     21,146       0.0%
*   Pegasus Hava Tasimaciligi A.S.                                 5,481     38,224       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                               1,203      3,581       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           14,700     12,679       0.0%
*   Sekerbank TAS                                                 54,688     20,377       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     24,464     20,401       0.0%
    Soda Sanayii A.S.                                             41,973     49,959       0.0%
    Tat Gida Sanayi A.S.                                           8,051      9,639       0.0%
    Tekfen Holding A.S.                                           31,087    117,641       0.0%
    Trakya Cam Sanayii A.S.                                       70,357     81,539       0.0%
*   Turk Hava Yollari AO                                          87,373    360,908       0.1%
    Turkiye Halk Bankasi A.S.                                     47,349     96,876       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                          207,864     71,789       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                         119,795    133,121       0.1%
    Turkiye Vakiflar Bankasi TAO                                 127,363    187,401       0.1%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                      12,862     31,401       0.0%
*   Zorlu Enerji Elektrik Uretim A.S.                             55,031     23,004       0.0%
                                                                         ----------       ---
TOTAL TURKEY                                                              2,125,302       0.4%
                                                                         ----------       ---
UNITED KINGDOM -- (10.7%)
    Acacia Mining P.L.C.                                          26,268     51,824       0.0%
    Aggreko P.L.C.                                                44,853    451,112       0.1%
    Anglo-Eastern Plantations P.L.C.                               3,836     39,779       0.0%
    Babcock International Group P.L.C.                            73,992    746,851       0.1%
    Balfour Beatty P.L.C.                                        127,445    514,674       0.1%
    Barratt Developments P.L.C.                                  181,829  1,394,275       0.3%
    BBA Aviation P.L.C.                                          185,969    815,079       0.2%
    Beazley P.L.C.                                                99,139    805,239       0.2%
    Bellway P.L.C.                                                25,648  1,168,684       0.2%
    Berkeley Group Holdings P.L.C.                                18,024  1,009,055       0.2%
    BGEO Group P.L.C.                                              7,964    380,710       0.1%
    Bloomsbury Publishing P.L.C.                                  19,392     47,129       0.0%
    Bodycote P.L.C.                                               37,611    463,062       0.1%
    Bovis Homes Group P.L.C.                                      29,331    499,054       0.1%
    Braemar Shipping Services P.L.C.                               4,667     16,748       0.0%
*   BTG P.L.C.                                                    63,496    595,272       0.1%
    Cambian Group P.L.C.                                          20,272     46,719       0.0%
*   Carclo P.L.C.                                                  7,723     10,511       0.0%
*   Carpetright P.L.C.                                             8,520      4,951       0.0%
    Carr's Group P.L.C.                                           11,579     22,060       0.0%
    Castings P.L.C.                                                4,281     25,239       0.0%
    Centamin P.L.C.                                              208,090    449,648       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Centaur Media P.L.C.                                          16,082 $   11,711       0.0%
    Charles Taylor P.L.C.                                          7,140     25,787       0.0%
    Chemring Group P.L.C.                                         64,301    185,605       0.0%
    Chesnara P.L.C.                                               17,396     96,923       0.0%
    Cineworld Group P.L.C.                                       157,295    561,544       0.1%
*   Circassia Pharmaceuticals P.L.C.                              44,336     54,928       0.0%
    Clarkson P.L.C.                                                5,162    171,584       0.0%
    Close Brothers Group P.L.C.                                   26,699    562,151       0.1%
    CMC Markets P.L.C.                                            21,846     56,987       0.0%
*   Cobham P.L.C.                                                127,534    201,424       0.0%
    Communisis P.L.C.                                             36,505     30,650       0.0%
    Computacenter P.L.C.                                          10,266    178,281       0.0%
    Consort Medical P.L.C.                                         9,052    149,242       0.0%
    Countryside Properties P.L.C.                                 57,641    284,046       0.1%
*   Countrywide P.L.C.                                            20,149     29,968       0.0%
    Crest Nicholson Holdings P.L.C.                               53,631    359,598       0.1%
    CYBG P.L.C.                                                   34,626    143,718       0.0%
    Daily Mail & General Trust P.L.C.                             51,426    477,704       0.1%
    Debenhams P.L.C.                                             183,197     58,297       0.0%
    Devro P.L.C.                                                   7,577     22,113       0.0%
    DFS Furniture P.L.C.                                          26,981     84,457       0.0%
    Direct Line Insurance Group P.L.C.                            75,659    388,757       0.1%
    DiscoverIE Group P.L.C.                                       13,368     77,302       0.0%
    Dixons Carphone P.L.C.                                       159,164    443,812       0.1%
    Drax Group P.L.C.                                             93,111    403,187       0.1%
    easyJet P.L.C.                                                18,895    411,902       0.1%
*   EI Group P.L.C.                                              103,356    183,127       0.0%
    Elementis P.L.C.                                              81,327    316,776       0.1%
*   EnQuest P.L.C.                                               251,620    123,964       0.0%
    Entertainment One, Ltd.                                       52,909    198,179       0.0%
    Equiniti Group P.L.C.                                         41,245    155,578       0.0%
    Essentra P.L.C.                                               51,773    314,202       0.1%
    Fenner P.L.C.                                                 39,103    326,659       0.1%
*   Firstgroup P.L.C.                                            270,539    419,696       0.1%
*   Flybe Group P.L.C.                                            34,686     18,663       0.0%
    Foxtons Group P.L.C.                                          40,566     43,321       0.0%
    Fuller Smith & Turner P.L.C. Class A                           5,496     71,738       0.0%
    Galliford Try P.L.C.                                          23,565    296,886       0.1%
    GAME Digital P.L.C.                                            3,342      1,675       0.0%
*   Gem Diamonds, Ltd.                                            23,779     32,744       0.0%
    GKN P.L.C.                                                   201,823  1,281,506       0.3%
    Grafton Group P.L.C.                                          46,866    485,478       0.1%
    Greencore Group P.L.C.                                       113,206    246,891       0.1%
    Greene King P.L.C.                                            59,056    443,683       0.1%
*   Gulf Keystone Petroleum, Ltd.                                 45,616    113,230       0.0%
*   Gulf Marine Services P.L.C.                                   27,201     13,411       0.0%
    GVC CVR                                                      253,123     37,740       0.0%
    GVC Holdings P.L.C.                                           92,865  1,136,727       0.2%
    Gym Group P.L.C. (The)                                        20,099     68,237       0.0%
    Halfords Group P.L.C.                                         44,621    232,539       0.1%
    Harvey Nash Group P.L.C.                                      11,025     15,333       0.0%
    Headlam Group P.L.C.                                          14,120     86,826       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
 UNITED KINGDOM -- (Continued)
     Helical P.L.C.                           21,855 $  113,119       0.0%
     Henry Boot P.L.C.                        14,040     55,310       0.0%
     Hikma Pharmaceuticals P.L.C.             18,629    328,475       0.1%
     Hiscox, Ltd.                             22,962    469,539       0.1%
     Hochschild Mining P.L.C.                 49,373    142,811       0.0%
     Hostelworld Group P.L.C.                  5,179     29,042       0.0%
 *   Hunting P.L.C.                           31,468    347,764       0.1%
     Huntsworth P.L.C.                        49,250     67,562       0.0%
     Ibstock P.L.C.                           48,843    199,688       0.0%
     Inchcape P.L.C.                          74,091    740,196       0.1%
     Integrated Diagnostics Holdings P.L.C.    7,392     34,861       0.0%
 *   Interserve P.L.C.                        18,008     23,220       0.0%
     Investec P.L.C.                         112,326    888,585       0.2%
     J Sainsbury P.L.C.                      302,330  1,282,836       0.3%
 *   Jackpotjoy P.L.C.                         9,362    105,562       0.0%
     James Fisher & Sons P.L.C.                3,558     81,759       0.0%
     John Laing Group P.L.C.                  50,721    197,064       0.0%
     John Wood Group P.L.C.                  104,108    811,519       0.2%
     Johnson Matthey P.L.C.                   24,288  1,097,689       0.2%
     Just Group P.L.C.                       120,150    232,228       0.1%
     Keller Group P.L.C.                      16,914    241,783       0.1%
     Kier Group P.L.C.                        19,043    280,999       0.1%
     Laird P.L.C.                            103,611    279,859       0.1%
 *   Lamprell P.L.C.                          41,660     52,994       0.0%
     Lancashire Holdings, Ltd.                42,037    344,500       0.1%
 *   Lonmin P.L.C.                            12,493     10,101       0.0%
     Lookers P.L.C.                           61,177     84,987       0.0%
     Low & Bonar P.L.C.                       61,635     46,969       0.0%
     LSL Property Services P.L.C.             15,260     52,010       0.0%
     Man Group P.L.C.                        305,742    759,356       0.2%
     Marks & Spencer Group P.L.C.            291,779  1,153,706       0.2%
     Marston's P.L.C.                        141,711    209,799       0.0%
     McCarthy & Stone P.L.C.                  76,957    143,486       0.0%
     McColl's Retail Group P.L.C.             14,203     46,175       0.0%
     Mears Group P.L.C.                       23,769    107,629       0.0%
     Mediclinic International P.L.C.          51,848    477,094       0.1%
     Meggitt P.L.C.                          160,012  1,036,614       0.2%
     Melrose Industries P.L.C.                47,042    147,508       0.0%
     Merlin Entertainments P.L.C.             55,907    282,818       0.1%
     Millennium & Copthorne Hotels P.L.C.     34,874    274,760       0.1%
     Mitchells & Butlers P.L.C.               50,909    197,369       0.0%
     MJ Gleeson P.L.C.                         6,266     63,117       0.0%
     Morgan Sindall Group P.L.C.               7,185    123,798       0.0%
     Moss Bros Group P.L.C.                    8,659      5,932       0.0%
 *   Mothercare P.L.C.                        23,035      5,765       0.0%
     N Brown Group P.L.C.                     35,158     98,858       0.0%
     National Express Group P.L.C.            80,134    432,433       0.1%
     NCC Group P.L.C.                         52,241    140,547       0.0%
     NEX Group P.L.C.                         53,733    729,165       0.1%
     Non-Standard Finance P.L.C.              45,803     40,380       0.0%
     Norcros P.L.C.                           12,911     33,527       0.0%
     Northgate P.L.C.                         26,940    137,540       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Nostrum Oil & Gas P.L.C.                                      10,600 $   43,467       0.0%
    OneSavings Bank P.L.C.                                        35,232    191,484       0.0%
*   Ophir Energy P.L.C.                                          117,974     97,798       0.0%
    Oxford Instruments P.L.C.                                      5,265     65,997       0.0%
    Pearson P.L.C.                                               145,585  1,669,078       0.3%
    Pendragon P.L.C.                                             260,123    103,601       0.0%
*   Petra Diamonds, Ltd.                                         100,425     94,364       0.0%
    Petrofac, Ltd.                                                50,717    420,883       0.1%
*   Petropavlovsk P.L.C.                                         599,312     56,960       0.0%
    Pets at Home Group P.L.C.                                     74,027    155,507       0.0%
    Phoenix Group Holdings                                        75,948    820,403       0.2%
    Playtech P.L.C.                                               23,883    266,393       0.1%
    Polypipe Group P.L.C.                                         37,075    194,856       0.0%
*   Premier Foods P.L.C.                                         169,744     87,155       0.0%
*   Premier Oil P.L.C.                                           155,374    201,389       0.0%
    Provident Financial P.L.C.                                    27,575    251,986       0.1%
    PZ Cussons P.L.C.                                             34,180    115,716       0.0%
    QinetiQ Group P.L.C.                                         110,827    350,351       0.1%
    Rank Group P.L.C.                                             34,844     83,926       0.0%
*   REA Holdings P.L.C.                                            3,000     11,984       0.0%
    Redrow P.L.C.                                                 46,313    399,084       0.1%
    Renewi P.L.C.                                                157,554    155,754       0.0%
    Restaurant Group P.L.C. (The)                                 16,861     70,423       0.0%
    Royal Mail P.L.C.                                            180,633  1,440,540       0.3%
    RPC Group P.L.C.                                              73,886    801,732       0.2%
    RPS Group P.L.C.                                              52,390    186,647       0.0%
    RSA Insurance Group P.L.C.                                    35,018    315,966       0.1%
    S&U P.L.C.                                                       850     29,604       0.0%
    Saga P.L.C.                                                  126,380    235,640       0.1%
    SDL P.L.C.                                                    15,529     83,273       0.0%
    Senior P.L.C.                                                 84,000    340,855       0.1%
    Severfield P.L.C.                                             44,163     48,080       0.0%
    Soco International P.L.C.                                     46,108     66,715       0.0%
    Spectris P.L.C.                                               15,996    590,205       0.1%
    Speedy Hire P.L.C.                                            81,345     60,180       0.0%
    Spire Healthcare Group P.L.C.                                 50,744    158,733       0.0%
    Spirent Communications P.L.C.                                106,084    174,134       0.0%
    Sportech P.L.C.                                               20,049     17,243       0.0%
*   Sports Direct International P.L.C.                            49,289    272,952       0.1%
    St. Ives P.L.C.                                               28,992     34,348       0.0%
    St. Modwen Properties P.L.C.                                  43,531    245,764       0.1%
    Stobart Group, Ltd.                                           15,520     52,251       0.0%
    Stock Spirits Group P.L.C.                                    33,977    116,127       0.0%
    Tate & Lyle P.L.C.                                            84,687    668,840       0.1%
    Taylor Wimpey P.L.C.                                         389,086  1,024,672       0.2%
    TP ICAP P.L.C.                                               110,345    714,795       0.1%
    Travis Perkins P.L.C.                                         50,961    887,421       0.2%
    Trifast P.L.C.                                                19,271     68,969       0.0%
    Trinity Mirror P.L.C.                                         71,212     83,330       0.0%
    TT Electronics P.L.C.                                         37,203    114,285       0.0%
*   Tullow Oil P.L.C.                                            300,389    940,060       0.2%
    Tyman P.L.C.                                                  19,065     82,683       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                     SHARES    VALUE++    OF NET ASSETS**
                                                     ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    U & I Group P.L.C.                                29,940 $     90,214       0.0%
    UBM P.L.C.                                        66,479      885,064       0.2%
    UDG Healthcare P.L.C.                             28,111      353,184       0.1%
    Urban & Civic P.L.C.                               3,628       15,868       0.0%
*   Vectura Group P.L.C.                             139,849      155,950       0.0%
    Vesuvius P.L.C.                                   47,169      380,929       0.1%
    Virgin Money Holdings UK P.L.C.                   63,091      241,287       0.1%
*   Volex P.L.C.                                      13,872       14,518       0.0%
    Volution Group P.L.C.                             26,995       73,172       0.0%
    Vp P.L.C.                                          2,885       35,457       0.0%
    William Hill P.L.C.                              160,711      646,406       0.1%
    WM Morrison Supermarkets P.L.C.                  349,221    1,164,709       0.2%
    Xaar P.L.C.                                       12,493       60,846       0.0%
                                                             ------------      ----
TOTAL UNITED KINGDOM                                           56,866,776      10.8%
                                                             ------------      ----
TOTAL COMMON STOCKS                                           518,784,016      98.4%
                                                             ------------      ----
PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.5%)
    Banco ABC Brasil SA                               26,602      142,456       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B   48,400      277,562       0.1%
    Banco Pan SA                                      88,900       48,216       0.0%
    Cia Brasileira de Distribuicao                    28,254      634,973       0.1%
    Cia Ferro Ligas da Bahia - Ferbasa                 9,400       55,839       0.0%
    Gerdau SA                                        165,367      785,956       0.2%
    Grazziotin SA                                      1,600       12,185       0.0%
    Randon SA Implementos e Participacoes             55,300      138,282       0.0%
    Unipar Carbocloro SA                              15,000      121,689       0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A   106,400      331,057       0.1%
                                                             ------------      ----
TOTAL BRAZIL                                                    2,548,215       0.5%
                                                             ------------      ----
COLOMBIA -- (0.0%)
    Avianca Holdings SA                              105,386      109,552       0.1%
    Grupo Argos SA                                     4,813       28,443       0.0%
                                                             ------------      ----
TOTAL COLOMBIA                                                    137,995       0.1%
                                                             ------------      ----
GERMANY -- (0.1%)
    Biotest AG                                         4,190      133,477       0.0%
    Draegerwerk AG & Co. KGaA                          1,683      123,819       0.0%
    Jungheinrich AG                                    6,808      287,107       0.1%
    STO SE & Co. KGaA                                    568       75,712       0.0%
    Villeroy & Boch AG                                 1,873       41,829       0.0%
                                                             ------------      ----
TOTAL GERMANY                                                     661,944       0.1%
                                                             ------------      ----
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                        11,188        2,488       0.0%
                                                             ------------      ----
TOTAL PREFERRED STOCKS                                          3,350,642       0.7%
                                                             ------------      ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                        19,774 $         --        0.0%
                                                                   ------------      -----
INDONESIA -- (0.0%)
*     Medco Energi Internasional Tbk PT Warrants 12/11/20  330,267       12,819        0.0%
                                                                   ------------      -----
MALAYSIA -- (0.0%)
*     Protasco Bhd Rights 04/25/23                           9,813           88        0.0%
                                                                   ------------      -----
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23               196,236           --        0.0%
                                                                   ------------      -----
SPAIN -- (0.0%)
*     Quabit Inmobiliaria SA Rights 05/11/18                 1,377           76        0.0%
                                                                   ------------      -----
THAILAND -- (0.0%)
*     Sri Ayudhya Capital PCL Warrants 05/20/20              9,600        1,673        0.0%
                                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                                    14,656        0.0%
                                                                   ------------      -----
TOTAL INVESTMENT SECURITIES                                         522,149,314
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund                       701,642    8,117,997        1.5%
                                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $458,412,058)                  $530,267,311      100.6%
                                                                   ============      =====

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia                            -- $ 22,657,133   --    $ 22,657,133
     Austria                              --    3,803,993   --       3,803,993
     Belgium                              --    5,568,549   --       5,568,549
     Brazil                      $ 9,021,961           --   --       9,021,961
     Canada                       28,948,644           --   --      28,948,644
     Chile                            13,680    1,724,100   --       1,737,780
     China                           917,161   44,252,533   --      45,169,694
     Colombia                        646,205           --   --         646,205
     Denmark                              --    5,940,885   --       5,940,885
     Finland                              --    8,018,194   --       8,018,194
     France                               --   19,372,593   --      19,372,593
     Germany                              --   24,805,854   --      24,805,854
     Hong Kong                            --   10,524,085   --      10,524,085
     India                             9,391   18,843,689   --      18,853,080
     Indonesia                            --    3,143,663   --       3,143,663
     Ireland                              --    3,144,305   --       3,144,305
     Israel                               --    2,381,603   --       2,381,603
     Italy                                --   14,783,138   --      14,783,138
     Japan                           233,334   95,159,866   --      95,393,200
     Malaysia                             --    4,900,980   --       4,900,980
     Mexico                        3,935,668           --   --       3,935,668
     Netherlands                          --    7,207,106   --       7,207,106
     New Zealand                          --    1,907,583   --       1,907,583
     Norway                               --    3,899,923   --       3,899,923
     Philippines                          --    1,426,122   --       1,426,122
     Poland                               --    2,375,812   --       2,375,812
     Portugal                             --    1,195,602   --       1,195,602
     Singapore                            --    3,604,482   --       3,604,482
     South Africa                    960,757    8,407,616   --       9,368,373
     South Korea                          --   31,275,135   --      31,275,135
     Spain                                --    8,958,565   --       8,958,565
     Sweden                               --    7,892,080   --       7,892,080
     Switzerland                          --   17,060,249   --      17,060,249
     Taiwan                               --   26,146,692   --      26,146,692
     Thailand                      4,719,800        3,207   --       4,723,007
     Turkey                               --    2,125,302   --       2,125,302
     United Kingdom                       --   56,866,776   --      56,866,776
  Preferred Stocks
     Brazil                        2,548,215           --   --       2,548,215
     Colombia                        137,995           --   --         137,995
     Germany                              --      661,944   --         661,944
     Malaysia                          2,488           --   --           2,488
  Rights/Warrants
     Indonesia                            --       12,819   --          12,819
     Malaysia                             --           88   --              88
     Spain                                --           76   --              76
     Thailand                             --        1,673   --           1,673
  Securities Lending Collateral           --    8,117,997   --       8,117,997
                                 ----------- ------------   --    ------------
  TOTAL                          $52,095,299 $478,172,012   --    $530,267,311
                                 =========== ============   ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
COMMON STOCKS -- (92.3%)

AUSTRALIA -- (3.9%)
#*  A.C.N. 004 410 833, Ltd.                483,517 $        --       0.0%
    Accent Group, Ltd.                       56,672      53,251       0.0%
    Adacel Technologies, Ltd.                 6,552       9,098       0.0%
    Adairs, Ltd.                             24,260      38,668       0.0%
#   Adelaide Brighton, Ltd.                 107,324     517,797       0.0%
    AGL Energy, Ltd.                         31,901     519,905       0.0%
    Ainsworth Game Technology, Ltd.          58,034      83,221       0.0%
    ALS, Ltd.                                29,875     174,349       0.0%
    Altium, Ltd.                             28,129     427,176       0.0%
    Alumina, Ltd.                           118,716     233,677       0.0%
#   AMA Group, Ltd.                          67,176      48,832       0.0%
#   Amaysim Australia, Ltd.                  42,371      38,128       0.0%
    Amcor, Ltd.                              45,792     471,885       0.0%
    Amcor, Ltd. Sponsored ADR                   793      32,767       0.0%
    AMP, Ltd.                               866,138   2,621,944       0.1%
    Ansell, Ltd.                             29,372     573,868       0.0%
    AP Eagers, Ltd.                          18,650     123,343       0.0%
    APA Group                                63,338     396,509       0.0%
    Apollo Tourism & Leisure, Ltd.           23,519      27,051       0.0%
    Appen, Ltd.                              21,367     153,747       0.0%
    ARB Corp., Ltd.                          17,599     274,505       0.0%
    Ardent Leisure Group                    168,115     238,030       0.0%
    Aristocrat Leisure, Ltd.                 44,632     895,344       0.1%
    Asaleo Care, Ltd.                       189,330     184,188       0.0%
    ASX, Ltd.                                 6,002     263,865       0.0%
*   Atlas Iron, Ltd.                      1,866,742      41,796       0.0%
    AUB Group, Ltd.                           6,231      65,885       0.0%
    Aurizon Holdings, Ltd.                  511,627   1,721,748       0.1%
    Ausdrill, Ltd.                          130,715     273,405       0.0%
    AusNet Services                         219,058     282,778       0.0%
    Austal, Ltd.                             92,730     123,034       0.0%
    Australia & New Zealand Banking
      Group, Ltd.                           203,167   4,084,101       0.1%
#*  Australian Agricultural Co., Ltd.       134,478     110,941       0.0%
    Australian Finance Group, Ltd.           24,659      25,476       0.0%
    Australian Pharmaceutical
      Industries, Ltd.                      122,516     124,409       0.0%
#*  Australian Property Systems, Ltd.        73,854     302,435       0.0%
#   Automotive Holdings Group, Ltd.         107,790     272,945       0.0%
    Aveo Group                              103,507     203,282       0.0%
#   Baby Bunting Group, Ltd.                 11,252      11,490       0.0%
#   Bank of Queensland, Ltd.                 86,413     651,062       0.0%
    Bapcor, Ltd.                             47,433     209,274       0.0%
*   Base Resources, Ltd.                     56,903      10,877       0.0%
    Beach Energy, Ltd.                      973,302   1,147,913       0.1%
    Beacon Lighting Group, Ltd.              17,843      19,920       0.0%
#*  Beadell Resources, Ltd.                 345,235      20,845       0.0%
#   Bega Cheese, Ltd.                        37,881     201,891       0.0%
*   Bellamy's Australia, Ltd.                25,477     345,128       0.0%
    Bendigo & Adelaide Bank, Ltd.           110,313     878,004       0.1%
    BHP Billiton, Ltd.                      487,213  11,366,313       0.4%
#   BHP Billiton, Ltd. Sponsored ADR         13,830     646,553       0.0%
#   Blackmores, Ltd.                          3,851     340,872       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
AUSTRALIA -- (Continued)
#   Blue Sky Alternative Investments,
      Ltd.                                  5,525 $   12,818       0.0%
    BlueScope Steel, Ltd.                 257,568  3,165,368       0.1%
    Boral, Ltd.                           151,569    780,017       0.0%
    Brambles, Ltd.                        101,743    752,814       0.0%
    Breville Group, Ltd.                   27,391    233,780       0.0%
    Brickworks, Ltd.                       27,456    329,257       0.0%
    BT Investment Management, Ltd.         48,259    331,547       0.0%
#   BWX, Ltd.                              16,063     60,943       0.0%
#   Cabcharge Australia, Ltd.              31,613     43,752       0.0%
    Caltex Australia, Ltd.                 32,262    750,245       0.0%
    Capilano Honey, Ltd.                    2,320     26,324       0.0%
*   Cardno, Ltd.                           59,003     53,643       0.0%
    carsales.com, Ltd.                     67,306    722,419       0.0%
*   Cash Converters International, Ltd.    91,496     23,959       0.0%
    Cedar Woods Properties, Ltd.            5,652     26,004       0.0%
    Challenger, Ltd.                       28,746    232,410       0.0%
    CIMIC Group, Ltd.                      13,452    457,755       0.0%
    Citadel Group, Ltd. (The)               5,502     24,797       0.0%
    Class, Ltd.                            19,682     34,028       0.0%
    Cleanaway Waste Management, Ltd.      737,748    876,109       0.1%
    Coca-Cola Amatil, Ltd.                 70,851    494,548       0.0%
    Cochlear, Ltd.                          5,969    868,666       0.0%
    Codan, Ltd.                            49,599     91,853       0.0%
#   Collection House, Ltd.                 34,812     37,198       0.0%
    Collins Foods, Ltd.                    51,638    207,790       0.0%
    Commonwealth Bank of Australia         81,318  4,378,521       0.2%
    Computershare, Ltd.                    52,776    671,392       0.0%
*   Cooper Energy, Ltd.                   474,722    122,857       0.0%
#   Corporate Travel Management, Ltd.      19,625    365,391       0.0%
    Costa Group Holdings, Ltd.             79,894    435,482       0.0%
#   Credit Corp. Group, Ltd.               13,887    186,867       0.0%
    Crown Resorts, Ltd.                    40,047    388,693       0.0%
#*  CSG, Ltd.                              53,312     16,042       0.0%
    CSL, Ltd.                              15,054  1,928,252       0.1%
    CSR, Ltd.                             227,294    959,041       0.1%
    Data#3, Ltd.                           30,955     39,366       0.0%
*   Decmil Group, Ltd.                     32,954     30,984       0.0%
    Dicker Data, Ltd.                       7,721     16,971       0.0%
    Domain Holdings Australia, Ltd.        61,069    141,587       0.0%
#   Domino's Pizza Enterprises, Ltd.       18,521    586,322       0.0%
#*  Doray Minerals, Ltd.                  108,953     23,636       0.0%
    Downer EDI, Ltd.                      252,389  1,298,990       0.1%
    DuluxGroup, Ltd.                      120,640    701,420       0.0%
    DWS, Ltd.                              41,130     38,503       0.0%
    Eclipx Group, Ltd.                     86,096    209,716       0.0%
    Elders, Ltd.                           27,688    164,286       0.0%
#*  Energy Resources of Australia, Ltd.    27,566     11,060       0.0%
    ERM Power, Ltd.                        46,673     59,858       0.0%
    Estia Health, Ltd.                     55,728    148,519       0.0%
    Event Hospitality and Entertainment,
      Ltd.                                 36,256    379,220       0.0%
    Evolution Mining, Ltd.                552,913  1,321,707       0.1%
    Fairfax Media, Ltd.                   944,918    505,779       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
AUSTRALIA -- (Continued)
#*  FAR, Ltd.                             418,921 $   28,306       0.0%
    Fleetwood Corp., Ltd.                   9,564     15,947       0.0%
    FlexiGroup, Ltd.                       99,330    153,585       0.0%
    Flight Centre Travel Group, Ltd.       15,179    635,873       0.0%
    Fortescue Metals Group, Ltd.          587,513  1,993,351       0.1%
    G8 Education, Ltd.                    161,883    275,011       0.0%
    Gateway Lifestyle                      67,522    100,726       0.0%
#   GBST Holdings, Ltd.                    13,341     22,500       0.0%
#   Genworth Mortgage Insurance
      Australia, Ltd.                      97,239    169,334       0.0%
#*  Gold Road Resources, Ltd.             141,107     84,068       0.0%
    GrainCorp, Ltd. Class A                83,026    552,455       0.0%
    Grange Resources, Ltd.                 83,410     10,917       0.0%
    Greencross, Ltd.                       29,204    116,451       0.0%
*   Greenland Minerals & Energy, Ltd.     177,454     11,453       0.0%
    GUD Holdings, Ltd.                     24,863    236,206       0.0%
    GWA Group, Ltd.                       101,069    291,801       0.0%
    Hansen Technologies, Ltd.              35,957    115,871       0.0%
#   Harvey Norman Holdings, Ltd.          215,333    567,614       0.0%
    Healthscope, Ltd.                     304,410    554,615       0.0%
#   HT&E, Ltd.                             82,299    144,641       0.0%
    Huon Aquaculture Group, Ltd.            5,000     17,482       0.0%
    IDP Education, Ltd.                    36,153    208,942       0.0%
    Iluka Resources, Ltd.                  13,809    121,227       0.0%
*   Imdex, Ltd.                            78,305     73,020       0.0%
#   IMF Bentham, Ltd.                      48,015     89,857       0.0%
    Incitec Pivot, Ltd.                   306,692    872,759       0.0%
#   Independence Group NL                 147,196    566,270       0.0%
*   Infigen Energy                        259,735    134,601       0.0%
    Infomedia, Ltd.                        79,479     52,802       0.0%
#   Inghams Group, Ltd.                    12,913     36,435       0.0%
    Insurance Australia Group, Ltd.       133,746    791,765       0.0%
    Integral Diagnostics, Ltd.              9,856     17,400       0.0%
    Integrated Research, Ltd.              23,869     68,740       0.0%
    InvoCare, Ltd.                         34,534    337,504       0.0%
    IOOF Holdings, Ltd.                    33,570    225,447       0.0%
#   IPH, Ltd.                              80,644    221,154       0.0%
#   IRESS, Ltd.                            37,083    290,909       0.0%
    iSelect, Ltd.                          40,661     17,451       0.0%
    iSentia Group, Ltd.                    37,492     22,508       0.0%
    IVE Group, Ltd.                        15,711     26,291       0.0%
    James Hardie Industries P.L.C.         38,047    671,888       0.0%
    James Hardie Industries P.L.C.
      Sponsored ADR                         1,045     18,611       0.0%
#   Japara Healthcare, Ltd.                63,337     90,396       0.0%
#   JB Hi-Fi, Ltd.                         35,121    677,117       0.0%
#*  Karoon Gas Australia, Ltd.            104,024     98,745       0.0%
    LendLease Group                        59,904    803,394       0.0%
    LifeHealthcare Group, Ltd.             10,346     28,168       0.0%
    Lifestyle Communities, Ltd.             2,912     10,956       0.0%
    Link Administration Holdings, Ltd.     39,850    247,960       0.0%
*   Lynas Corp., Ltd.                      68,615    132,234       0.0%
    MACA, Ltd.                             83,929     81,287       0.0%
    Macquarie Atlas Roads Group           144,528    698,817       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Macquarie Group, Ltd.                   38,591 $3,142,784       0.1%
    Magellan Financial Group, Ltd.          25,549    446,353       0.0%
    Mantra Group, Ltd.                      63,243    187,807       0.0%
#*  Mayne Pharma Group, Ltd.               402,679    205,281       0.0%
    McMillan Shakespeare, Ltd.              21,038    265,826       0.0%
    McPherson's, Ltd.                       29,789     27,976       0.0%
    Medibank Pvt, Ltd.                     238,202    523,510       0.0%
*   Medusa Mining, Ltd.                     85,990     36,052       0.0%
    Melbourne IT, Ltd.                      23,694     65,789       0.0%
#*  Mesoblast, Ltd.                         75,670     83,186       0.0%
#   Metals X, Ltd.                         313,176    183,435       0.0%
    Metcash, Ltd.                          300,995    812,418       0.0%
    Mineral Resources, Ltd.                 81,278  1,088,389       0.1%
#*  MMA Offshore, Ltd.                     123,062     21,744       0.0%
#   MNF Group, Ltd.                          6,878     26,895       0.0%
    Monadelphous Group, Ltd.                25,487    308,259       0.0%
    Monash IVF Group, Ltd.                  79,728     70,148       0.0%
    Money3 Corp., Ltd.                      20,237     26,930       0.0%
#   Mortgage Choice, Ltd.                   52,196     68,475       0.0%
    Motorcycle Holdings, Ltd.                5,907     13,947       0.0%
    Mount Gibson Iron, Ltd.                299,373     93,391       0.0%
#   Myer Holdings, Ltd.                    281,095     81,173       0.0%
#   MYOB Group, Ltd.                        80,979    197,450       0.0%
    National Australia Bank, Ltd.          212,836  4,626,849       0.2%
    Navigator Global Investments, Ltd.      24,936     71,700       0.0%
    Navitas, Ltd.                           69,111    221,280       0.0%
#*  NetComm Wireless, Ltd.                  11,261     11,621       0.0%
    New Hope Corp., Ltd.                    31,164     50,698       0.0%
    Newcrest Mining, Ltd.                   91,130  1,444,405       0.1%
#*  NEXTDC, Ltd.                            19,739    101,375       0.0%
    nib holdings, Ltd.                     138,676    579,691       0.0%
    Nick Scali, Ltd.                        17,590     91,818       0.0%
    Nine Entertainment Co. Holdings, Ltd.  210,641    373,009       0.0%
    Northern Star Resources, Ltd.          186,000    887,680       0.1%
*   NRW Holdings, Ltd.                     168,571    161,615       0.0%
    Nufarm, Ltd.                            88,350    603,895       0.0%
#   OFX Group, Ltd.                         72,450     97,942       0.0%
    Oil Search, Ltd.                       156,338    919,747       0.1%
*   Onevue Holdings, Ltd.                   36,881     19,705       0.0%
    oOh!media, Ltd.                         30,007    109,573       0.0%
    Orica, Ltd.                             95,732  1,426,322       0.1%
*   Origin Energy, Ltd.                    214,474  1,565,826       0.1%
    Orora, Ltd.                            537,115  1,347,103       0.1%
    OZ Minerals, Ltd.                      126,753    874,719       0.1%
    Pacific Current Group, Ltd.              8,743     41,289       0.0%
    Pacific Energy, Ltd.                    42,914     17,225       0.0%
    Pacific Smiles Group, Ltd.               7,482      9,198       0.0%
    Pact Group Holdings, Ltd.               55,243    235,223       0.0%
*   Paladin Energy, Ltd.                     8,853        835       0.0%
    Peet, Ltd.                             109,715    116,621       0.0%
#*  Peninsula Energy, Ltd.                  19,053      3,562       0.0%
    Perpetual, Ltd.                         13,643    411,590       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                      SHARES   VALUE++   OF NET ASSETS**
                                      ------- ---------- ---------------
AUSTRALIA -- (Continued)
#*  Perseus Mining, Ltd.              357,210 $  122,681       0.0%
    Pioneer Credit, Ltd.                9,803     25,706       0.0%
#   Platinum Asset Management, Ltd.    72,818    308,884       0.0%
    Premier Investments, Ltd.          32,888    388,324       0.0%
    Primary Health Care, Ltd.         170,239    485,339       0.0%
    Prime Media Group, Ltd.           118,942     25,890       0.0%
    Pro Medicus, Ltd.                  12,191     73,194       0.0%
    PWR Holdings, Ltd.                  8,840     15,651       0.0%
    Qantas Airways, Ltd.              114,899    496,912       0.0%
    QBE Insurance Group, Ltd.         146,869  1,096,903       0.1%
#   Qube Holdings, Ltd.               257,663    444,079       0.0%
#*  Quintis, Ltd.                      95,042     18,533       0.0%
*   Ramelius Resources, Ltd.          196,520     75,849       0.0%
    Ramsay Health Care, Ltd.            9,229    448,674       0.0%
    RCR Tomlinson, Ltd.                48,680    148,356       0.0%
    REA Group, Ltd.                     4,818    291,690       0.0%
*   Reckon, Ltd.                       16,235     15,731       0.0%
    Reece, Ltd.                         7,935     63,329       0.0%
#   Regis Healthcare, Ltd.             35,477    101,948       0.0%
    Regis Resources, Ltd.             145,919    514,926       0.0%
    Reject Shop, Ltd. (The)            10,198     56,512       0.0%
    Resolute Mining, Ltd.             288,895    246,723       0.0%
#   Retail Food Group, Ltd.            39,015     26,993       0.0%
    Ridley Corp., Ltd.                 99,679     95,563       0.0%
    Rio Tinto, Ltd.                    61,837  3,680,177       0.1%
    Ruralco Holdings, Ltd.              7,055     16,680       0.0%
#   RXP Services, Ltd.                 37,518     16,049       0.0%
    Sandfire Resources NL              98,668    583,953       0.0%
*   Santos, Ltd.                      315,447  1,452,889       0.1%
*   Saracen Mineral Holdings, Ltd.    243,483    342,270       0.0%
#   SeaLink Travel Group, Ltd.         12,682     37,514       0.0%
    Seek, Ltd.                         44,731    650,650       0.0%
    Select Harvests, Ltd.              34,586    161,933       0.0%
*   Senetas Corp., Ltd.               181,279     15,549       0.0%
#*  Senex Energy, Ltd.                623,147    193,410       0.0%
    Servcorp, Ltd.                      5,892     21,169       0.0%
    Service Stream, Ltd.              110,761    131,501       0.0%
#   Seven Group Holdings, Ltd.         33,649    458,833       0.0%
    Seven West Media, Ltd.            562,057    233,753       0.0%
    SG Fleet Group, Ltd.               20,261     53,859       0.0%
    Shriro Holdings, Ltd.               8,761      9,022       0.0%
#   Sigma Healthcare, Ltd.            263,993    153,400       0.0%
#   Silver Chef, Ltd.                   8,530     22,193       0.0%
#*  Silver Lake Resources, Ltd.       205,129     85,960       0.0%
    Sims Metal Management, Ltd.        63,237    764,263       0.0%
    Sirtex Medical, Ltd.               15,359    321,217       0.0%
    SmartGroup Corp., Ltd.             20,328    165,616       0.0%
    Sonic Healthcare, Ltd.             33,268    589,849       0.0%
    South32, Ltd.                     692,154  1,920,742       0.1%
    South32, Ltd. ADR                  12,570    174,597       0.0%
    Southern Cross Media Group, Ltd.  180,976    156,708       0.0%
    Spark Infrastructure Group        402,751    710,134       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
AUSTRALIA -- (Continued)
    SpeedCast International, Ltd.          25,801 $    114,596       0.0%
    St Barbara, Ltd.                      158,942      507,070       0.0%
    Star Entertainment Grp, Ltd. (The)    189,651      750,502       0.0%
    Steadfast Group, Ltd.                  78,331      161,289       0.0%
    Suncorp Group, Ltd.                    94,076      989,463       0.1%
#*  Sundance Energy Australia, Ltd.     2,032,062       94,477       0.0%
#   Super Retail Group, Ltd.               67,850      366,836       0.0%
#   Superloop, Ltd.                        10,928       15,517       0.0%
    Sydney Airport                         58,846      315,066       0.0%
#*  Syrah Resources, Ltd.                  65,428      156,648       0.0%
    Tabcorp Holdings, Ltd.                209,985      690,505       0.0%
#   Tassal Group, Ltd.                     70,198      204,504       0.0%
    Technology One, Ltd.                   77,842      289,142       0.0%
    Telstra Corp., Ltd.                   238,205      566,361       0.0%
    Telstra Corp., Ltd. ADR                   939       11,169       0.0%
    Thorn Group, Ltd.                      47,733       21,951       0.0%
    Tox Free Solutions, Ltd.               75,597      195,620       0.0%
#   TPG Telecom, Ltd.                     182,249      764,457       0.0%
    Transurban Group                       60,681      528,756       0.0%
    Treasury Wine Estates, Ltd.            53,592      765,507       0.0%
#*  Troy Resources, Ltd.                   92,972        9,128       0.0%
    Villa World, Ltd.                      22,509       41,794       0.0%
*   Village Roadshow, Ltd.                 30,226       49,092       0.0%
*   Virgin Australia Holdings, Ltd.       328,693       54,235       0.0%
    Virtus Health, Ltd.                    38,338      162,597       0.0%
    Vita Group, Ltd.                       56,481       45,939       0.0%
    Vocus Group, Ltd.                     118,452      217,696       0.0%
#   Webjet, Ltd.                           28,581      235,420       0.0%
    Wesfarmers, Ltd.                       63,932    2,103,352       0.1%
#   Western Areas, Ltd.                    79,412      204,491       0.0%
*   Westgold Resources, Ltd.               51,720       57,247       0.0%
    Westpac Banking Corp.                 205,234    4,408,517       0.2%
    Westpac Banking Corp. Sponsored ADR     6,839      146,628       0.0%
#   Whitehaven Coal, Ltd.                 346,828    1,195,952       0.1%
#   WiseTech Global, Ltd.                  20,672      155,259       0.0%
    Woodside Petroleum, Ltd.               88,852    2,153,194       0.1%
    Woolworths Group, Ltd.                 44,286      926,276       0.1%
    WorleyParsons, Ltd.                    74,076      902,896       0.1%
    WPP AUNZ, Ltd.                        106,881       73,722       0.0%
*   Xero, Ltd.                              3,239       92,140       0.0%
                                                  ------------       ---
TOTAL AUSTRALIA                                    135,341,518       4.2%
                                                  ------------       ---
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG                    962      112,515       0.0%
    ANDRITZ AG                             23,078    1,240,477       0.1%
    Atrium European Real Estate, Ltd.      43,710      212,057       0.0%
    Austria Technologie &
      Systemtechnik AG                     15,848      391,329       0.0%
    CA Immobilien Anlagen AG               18,007      624,407       0.0%
#   DO & CO AG                              2,162      134,390       0.0%
    Erste Group Bank AG                    37,087    1,813,614       0.1%
    EVN AG                                 12,866      263,415       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
AUSTRIA -- (Continued)
*   FACC AG                                 5,161 $   126,680       0.0%
    Flughafen Wien AG                       2,519     102,370       0.0%
    IMMOFINANZ AG                         222,949     583,672       0.0%
    Kapsch TrafficCom AG                    1,347      59,962       0.0%
    Lenzing AG                              2,059     239,599       0.0%
    Mayr Melnhof Karton AG                  2,009     304,440       0.0%
    Oesterreichische Post AG               10,683     513,035       0.0%
    OMV AG                                 29,916   1,852,848       0.1%
#   Palfinger AG                            3,950     148,111       0.0%
    POLYTEC Holding AG                      4,035      72,621       0.0%
#   Porr AG                                 2,136      76,018       0.0%
*   Raiffeisen Bank International AG       44,218   1,492,625       0.1%
#   Rosenbauer International AG               771      46,874       0.0%
    S IMMO AG                              13,274     262,577       0.0%
#*  Schoeller-Bleckmann Oilfield
      Equipment AG                          2,316     286,318       0.0%
#   Semperit AG Holding                     1,666      36,747       0.0%
    Strabag SE                              5,030     206,987       0.0%
    Telekom Austria AG                     50,345     480,076       0.0%
    UBM Development AG                        580      29,278       0.0%
    UNIQA Insurance Group AG               50,551     605,317       0.0%
    Verbund AG                             15,211     471,072       0.0%
    Vienna Insurance Group AG Wiener
      Versicherung Gruppe                  15,706     510,529       0.0%
    Voestalpine AG                         59,134   3,119,745       0.1%
    Wienerberger AG                        32,519     819,410       0.0%
#   Zumtobel Group AG                       4,990      45,221       0.0%
                                                  -----------       ---
TOTAL AUSTRIA                                      17,284,336       0.5%
                                                  -----------       ---
BELGIUM -- (0.9%)
*   Ablynx NV                               3,535     190,559       0.0%
    Ackermans & van Haaren NV               8,800   1,587,922       0.1%
    Ageas                                  75,082   4,016,325       0.1%
*   AGFA-Gevaert NV                        84,219     300,257       0.0%
#   Anheuser-Busch InBev SA/NV             41,570   4,129,295       0.2%
    Anheuser-Busch InBev SA/NV Sponsored
      ADR                                   1,081     108,186       0.0%
    Atenor                                    658      37,163       0.0%
    Banque Nationale de Belgique               10      35,561       0.0%
    Barco NV                                3,435     443,736       0.0%
    Bekaert SA                             13,166     553,033       0.0%
    bpost SA                               30,722     673,757       0.0%
#*  Celyad SA                                 727      24,867       0.0%
    Cie d'Entreprises CFE                   3,723     468,623       0.0%
    Cie Immobiliere de Belgique SA            615      40,324       0.0%
    Colruyt SA                             23,970   1,348,822       0.1%
    D'ieteren SA                            9,987     425,068       0.0%
    Deceuninck NV                          24,144      85,369       0.0%
    Econocom Group SA                      39,590     254,892       0.0%
    Elia System Operator SA                 7,234     457,026       0.0%
#*  Euronav NV                              2,500      20,375       0.0%
#   Euronav NV                             44,869     362,040       0.0%
    EVS Broadcast Equipment SA              3,453     113,148       0.0%
#*  Exmar NV                               12,003      83,832       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
BELGIUM -- (Continued)
*   Fagron                                  3,198 $    55,063       0.0%
*   Galapagos NV                            1,829     163,885       0.0%
    Gimv NV                                 3,012     180,479       0.0%
#   Ion Beam Applications                     886      18,066       0.0%
    Jensen-Group NV                           622      33,428       0.0%
    KBC Group NV                           40,084   3,484,903       0.1%
    Kinepolis Group NV                      4,473     312,541       0.0%
    Lotus Bakeries                             71     201,497       0.0%
#*  MDxHealth                               2,877      12,946       0.0%
    Melexis NV                              6,188     588,842       0.0%
#*  Nyrstar NV                             39,070     269,611       0.0%
#   Ontex Group NV                         33,404     856,229       0.1%
    Orange Belgium SA                      14,171     294,145       0.0%
    Picanol                                   652      72,218       0.0%
    Proximus SADP                          23,040     706,041       0.0%
    RealDolmen                                919      40,766       0.0%
    Recticel SA                            20,604     257,266       0.0%
    Resilux                                   425      72,171       0.0%
    Sioen Industries NV                     3,264     120,175       0.0%
    Sipef SA                                1,587     114,658       0.0%
    Solvay SA                              22,318   3,103,770       0.1%
*   Telenet Group Holding NV                7,052     412,117       0.0%
    TER Beke SA                               239      48,804       0.0%
*   Tessenderlo Group SA                   13,758     576,778       0.0%
*   ThromboGenics NV                       11,862      68,507       0.0%
#   UCB SA                                 24,940   1,878,333       0.1%
#   Umicore SA                             46,926   2,609,956       0.1%
    Van de Velde NV                         1,633      67,459       0.0%
*   Viohalco SA                             4,480      19,226       0.0%
                                                  -----------       ---
TOTAL BELGIUM                                      32,400,060       1.0%
                                                  -----------       ---
BRAZIL -- (1.3%)
    AES Tiete Energia SA(BZ8W2J5)              13           9       0.0%
    AES Tiete Energia SA(BZ8W2L7)          60,781     197,792       0.0%
    Aliansce Shopping Centers SA           31,165     153,103       0.0%
    Alupar Investimento SA                 27,038     134,372       0.0%
    Ambev SA                               85,300     568,066       0.0%
    Ambev SA ADR                           79,200     524,304       0.0%
    Anima Holding SA                        5,400      31,600       0.0%
    Arezzo Industria e Comercio SA         13,900     210,214       0.0%
*   B2W Cia Digital                        24,848     204,986       0.0%
    B3 SA - Brasil Bolsa Balcao           229,542   1,657,745       0.1%
    Banco Bradesco SA                      72,888     663,715       0.0%
    Banco do Brasil SA                     63,950     669,949       0.0%
    Banco Santander Brasil SA              28,300     307,865       0.0%
    BB Seguridade Participacoes SA         30,000     235,328       0.0%
    BR Malls Participacoes SA             207,087     645,521       0.0%
    BR Properties SA                       34,800      88,411       0.0%
*   Brasil Brokers Participacoes SA        32,415       5,182       0.0%
    BrasilAgro - Co. Brasileira de
      Propriedades Agricolas                7,500      28,517       0.0%
    Braskem SA Sponsored ADR                3,700      95,830       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
BRAZIL -- (Continued)
*   BRF SA                                    12,961 $   91,754       0.0%
#*  BRF SA ADR                                 1,200      8,556       0.0%
    CCR SA                                   151,300    516,541       0.0%
*   Centrais Eletricas Brasileiras SA         28,800    156,775       0.0%
    Cia Brasileira de Distribuicao             1,600     35,744       0.0%
    Cia de Locacao das Americas               16,500    143,183       0.0%
    Cia de Saneamento Basico do Estado de
      Sao Paulo                               41,024    411,739       0.0%
    Cia de Saneamento Basico do Estado de
      Sao Paulo ADR                            6,900     68,862       0.0%
    Cia de Saneamento de Minas Gerais-COPASA  15,434    222,047       0.0%
*   Cia Energetica de Minas Gerais            31,100     68,357       0.0%
    Cia Energetica de Minas Gerais
      Sponsored ADR                            8,800     21,032       0.0%
    Cia Hering                                33,676    183,607       0.0%
    Cia Paranaense de Energia                  4,600     30,017       0.0%
#   Cia Paranaense de Energia Sponsored ADR    2,400     18,408       0.0%
*   Cia Siderurgica Nacional SA              269,273    674,874       0.1%
*   Cia Siderurgica Nacional SA Sponsored
      ADR                                     28,200     70,782       0.0%
    Cielo SA                                 100,766    552,269       0.0%
*   Construtora Tenda SA                      18,694    136,128       0.0%
*   Cosan Logistica SA                        91,266    283,969       0.0%
    Cosan SA Industria e Comercio             32,200    365,642       0.0%
    CSU Cardsystem SA                          6,800     19,702       0.0%
    CVC Brasil Operadora e Agencia de
      Viagens SA                              33,942    561,857       0.0%
    Cyrela Brazil Realty SA Empreendimentos
      e Participacoes                        101,439    402,490       0.0%
*   Direcional Engenharia SA                  40,100     69,710       0.0%
    Duratex SA                               152,983    467,264       0.0%
    EcoRodovias Infraestrutura e Logistica
      SA                                      56,455    160,347       0.0%
    EDP - Energias do Brasil SA               73,988    293,358       0.0%
    Eletropaulo Metropolitana Eletricidade
      de Sao Paulo SA                         27,700    270,105       0.0%
    Embraer SA                               169,872  1,073,580       0.1%
    Embraer SA ADR                             6,200    156,364       0.0%
    Energisa SA                               37,785    357,335       0.0%
*   Eneva SA                                  16,343     62,047       0.0%
    Engie Brasil Energia SA                   17,626    186,111       0.0%
    Equatorial Energia SA                     48,450    984,020       0.1%
    Estacio Participacoes SA                 120,002  1,092,733       0.1%
*   Even Construtora e Incorporadora SA       75,100     97,112       0.0%
    Ez Tec Empreendimentos e Participacoes
      SA                                      22,483    128,999       0.0%
    Fibria Celulose SA                        31,710    622,849       0.0%
    Fibria Celulose SA Sponsored ADR           7,000    136,920       0.0%
    Fleury SA                                 59,242    441,542       0.0%
    Fras-Le SA                                13,100     20,530       0.0%
*   Gafisa SA                                 26,769     90,013       0.0%
#   Gafisa SA ADR                                860      5,859       0.0%
    Gerdau SA                                 38,100    153,022       0.0%
#   Gerdau SA Sponsored ADR                   32,200    150,374       0.0%
    Grendene SA                                9,417     73,466       0.0%
    Guararapes Confeccoes SA                   1,900     74,303       0.0%
*   Helbor Empreendimentos SA                 75,221     31,135       0.0%
    Hypermarcas SA                            27,400    246,375       0.0%
    Iguatemi Empresa de Shopping Centers SA   11,345    115,613       0.0%
    Industrias Romi SA                        11,600     26,755       0.0%
    International Meal Co. Alimentacao SA     59,000    137,260       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
BRAZIL -- (Continued)
    Iochpe-Maxion SA                          57,391 $  460,347       0.0%
    Itau Unibanco Holding SA                  33,870    426,372       0.0%
    JBS SA                                   424,447  1,060,148       0.1%
*   JHSF Participacoes SA                     74,600     35,775       0.0%
*   JSL SA                                    33,900     68,222       0.0%
*   Kepler Weber SA                            5,100     17,397       0.0%
    Klabin SA                                 34,300    207,864       0.0%
    Kroton Educacional SA                     95,381    381,448       0.0%
    Light SA                                  22,600    113,155       0.0%
    Linx SA                                   12,000     76,593       0.0%
    Localiza Rent a Car SA                   119,181    948,835       0.1%
    Lojas Americanas SA                        7,827     33,313       0.0%
    Lojas Renner SA                          123,640  1,150,919       0.1%
    M Dias Branco SA                          14,858    186,616       0.0%
    Magazine Luiza SA                         12,828    390,750       0.0%
    Magnesita Refratarios SA                  12,000    196,963       0.0%
    Mahle-Metal Leve SA                       18,167    127,312       0.0%
    Marcopolo SA                              30,100     27,924       0.0%
*   Marfrig Global Foods SA                   92,400    208,897       0.0%
*   Marisa Lojas SA                           17,900     30,096       0.0%
*   Mills Estruturas e Servicos de
      Engenharia SA                           55,200     54,834       0.0%
    Minerva SA                                26,781     62,687       0.0%
    MRV Engenharia e Participacoes SA        109,100    467,144       0.0%
    Multiplan Empreendimentos Imobiliarios
      SA                                       9,352    177,579       0.0%
    Multiplus SA                              15,000    122,459       0.0%
    Natura Cosmeticos SA                      36,000    331,000       0.0%
    Odontoprev SA                             99,174    425,492       0.0%
*   Paranapanema SA                           94,900     34,945       0.0%
*   Petro Rio SA                               2,600     53,912       0.0%
*   Petroleo Brasileiro SA                   223,999  1,574,873       0.1%
*   Petroleo Brasileiro SA Sponsored ADR      31,500    443,835       0.0%
    Porto Seguro SA                           48,025    619,642       0.0%
    Portobello SA                             58,137     85,300       0.0%
    QGEP Participacoes SA                     29,328    106,908       0.0%
    Qualicorp SA                             122,481    851,339       0.1%
    Raia Drogasil SA                          28,000    549,737       0.0%
*   Restoque Comercio e Confeccoes de
      Roupas SA                                5,283     45,962       0.0%
*   Rumo SA                                   67,196    284,843       0.0%
*   Santos Brasil Participacoes SA            87,300     82,485       0.0%
    Sao Carlos Empreendimentos e
      Participacoes SA                         4,500     47,528       0.0%
    Sao Martinho SA                           96,695    468,680       0.0%
    Ser Educacional SA                        17,606     83,426       0.0%
    SLC Agricola SA                           17,900    228,502       0.0%
    Smiles Fidelidade SA                      19,000    390,500       0.0%
    Sonae Sierra Brasil SA                     4,600     29,413       0.0%
*   Springs Global Participacoes SA            9,400     25,384       0.0%
    Sul America SA                           126,219    778,961       0.1%
    Suzano Papel e Celulose SA               103,438  1,212,367       0.1%
    T4F Entretenimento SA                      5,000     14,287       0.0%
*   Tecnisa SA                                37,043     16,707       0.0%
#   Telefonica Brasil SA ADR                   3,300     46,596       0.0%
*   Terra Santa Agro SA                        1,900      7,647       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
BRAZIL -- (Continued)
    Tim Participacoes SA                    93,621 $   426,255       0.0%
    Tim Participacoes SA ADR                 2,300      52,325       0.0%
    Totvs SA                                 3,763      34,371       0.0%
    TPI - Triunfo Participacoes e
      Investimentos SA                      18,300      13,007       0.0%
    Transmissora Alianca de Energia
      Eletrica SA                           73,132     444,445       0.0%
    Tupy SA                                 20,900     112,757       0.0%
    Ultrapar Participacoes SA               35,809     617,908       0.0%
    Ultrapar Participacoes SA Sponsored
      ADR                                      600      10,392       0.0%
    Usinas Siderurgicas de Minas Gerais SA  12,800      46,951       0.0%
    Vale SA                                470,432   6,535,717       0.2%
    Vale SA Sponsored ADR                   24,097     333,508       0.0%
    Valid Solucoes e Servicos de
      Seguranca em Meios de Pagamento e
      Identificacao S.A                     36,417     190,235       0.0%
    Via Varejo SA                           65,551     556,675       0.0%
*   Vulcabras Azaleia SA                    33,900      81,092       0.0%
    WEG SA                                  11,234      57,017       0.0%
    Wiz Solucoes e Corretagem de Seguros
      SA                                    14,500      41,225       0.0%
                                                   -----------       ---
TOTAL BRAZIL                                        44,619,745       1.4%
                                                   -----------       ---
CANADA -- (5.7%)
*   5N Plus, Inc.                           22,100      51,638       0.0%
#   Absolute Software Corp.                 12,073      65,539       0.0%
#   Acadian Timber Corp.                     2,233      34,244       0.0%
*   Advantage Oil & Gas, Ltd.               73,229     233,270       0.0%
    Aecon Group, Inc.                       19,284     271,098       0.0%
#*  Africa Oil Corp.                        64,590      59,864       0.0%
#   Ag Growth International, Inc.            3,798     153,997       0.0%
    AGF Management, Ltd. Class B            30,500     167,471       0.0%
#   Agnico Eagle Mines, Ltd.(2009834)       43,107   1,814,374       0.1%
    Agnico Eagle Mines, Ltd.(2009823)        3,800     159,908       0.0%
#   AGT Food & Ingredients, Inc.             6,100      77,916       0.0%
#   Aimia, Inc.                             54,178      93,254       0.0%
*   Air Canada                              14,453     284,118       0.0%
#   AirBoss of America Corp.                 5,883      65,018       0.0%
*   Alacer Gold Corp.                      103,043     170,942       0.0%
    Alamos Gold, Inc. Class A(BYNBW45)       3,100      16,740       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)     121,534     656,914       0.0%
#   Alaris Royalty Corp.                    15,746     208,851       0.0%
    Algonquin Power & Utilities Corp.       56,922     554,169       0.0%
    Alimentation Couche-Tard, Inc. Class B  15,739     680,456       0.0%
#*  Alio Gold, Inc.                         17,002      33,237       0.0%
#   AltaGas, Ltd.                           12,428     239,568       0.0%
    Altius Minerals Corp.                   12,800     142,859       0.0%
    Altus Group, Ltd.                       11,466     288,447       0.0%
#*  Americas Silver Corp.                    3,200      12,262       0.0%
*   Amerigo Resources, Ltd.                 30,800      24,468       0.0%
    Andrew Peller, Ltd. Class A             10,400     146,205       0.0%
#   ARC Resources, Ltd.                    150,426   1,677,714       0.1%
*   Argonaut Gold, Inc.                     65,554     126,110       0.0%
*   Aritzia, Inc.                           13,158     125,334       0.0%
#*  Asanko Gold, Inc.                       42,200      47,000       0.0%
    Atco, Ltd. Class I                      10,642     322,008       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
CANADA -- (Continued)
*   Athabasca Oil Corp.                    165,700 $  196,163       0.0%
*   ATS Automation Tooling Systems, Inc.    19,602    268,240       0.0%
#*  Aurora Cannabis, Inc.                    7,900     49,777       0.0%
    AutoCanada, Inc.                        10,001    169,961       0.0%
*   B2Gold Corp.                           290,640    835,283       0.1%
#   Badger Daylighting, Ltd.                10,972    211,330       0.0%
#*  Balmoral Resources, Ltd.                 7,500      1,227       0.0%
#   Bank of Montreal(2073174)               92,353  7,012,363       0.2%
    Bank of Montreal(2076009)               16,100  1,222,720       0.1%
    Bank of Nova Scotia (The)(2957665)      84,789  5,211,132       0.2%
    Bank of Nova Scotia (The)(2076281)       7,000    430,266       0.0%
    Barrick Gold Corp.(2024677)             16,901    227,656       0.0%
    Barrick Gold Corp.(2024644)            239,320  3,220,881       0.1%
*   Baytex Energy Corp.(B51ZNJ8)            18,982     84,850       0.0%
*   Baytex Energy Corp.(B4VGVM3)            80,362    359,891       0.0%
    BCE, Inc.(B188TJ4)                       2,508    106,465       0.0%
    BCE, Inc.(B188TH2)                       3,587    152,213       0.0%
#*  Bellatrix Exploration, Ltd.             23,454     34,890       0.0%
#   Birchcliff Energy, Ltd.                 82,515    298,839       0.0%
    Bird Construction, Inc.                  6,688     45,213       0.0%
#   Black Diamond Group, Ltd.               13,200     25,188       0.0%
#*  BlackBerry, Ltd.(BCBHZ42)                2,366     24,772       0.0%
*   BlackBerry, Ltd.(BCBHZ31)               14,775    154,660       0.0%
*   BlackPearl Resources, Inc.             111,400    120,601       0.0%
    BMTC Group, Inc.                         1,800     21,618       0.0%
*   Bombardier, Inc. Class A                32,539    100,611       0.0%
*   Bombardier, Inc. Class B               225,319    696,691       0.0%
#   Bonavista Energy Corp.                  85,210    104,858       0.0%
#   Bonterra Energy Corp.                   10,257    126,220       0.0%
    Boralex, Inc. Class A                   31,089    555,701       0.0%
    Brookfield Asset Management, Inc.
      Class A(2092599)                       8,400    332,938       0.0%
#   Brookfield Asset Management, Inc.
      Class A(2092555)                      12,681    502,675       0.0%
    Brookfield Real Estate Services, Inc.    1,900     26,104       0.0%
    BRP, Inc.                                6,418    259,629       0.0%
#*  BSM Technologies, Inc.                  11,200     11,253       0.0%
    CAE, Inc.(2162760)                      41,044    775,839       0.0%
    CAE, Inc.(2125097)                      14,430    273,448       0.0%
*   Calfrac Well Services, Ltd.             48,509    253,133       0.0%
    Calian Group, Ltd.                       3,200     75,517       0.0%
    Callidus Capital Corp.                   3,177     17,098       0.0%
    Cameco Corp.(2158684)                   24,003    252,752       0.0%
    Cameco Corp.(2166160)                   66,951    704,994       0.0%
    Canaccord Genuity Group, Inc.           46,687    220,717       0.0%
*   Canacol Energy, Ltd.                    55,941    186,913       0.0%
    Canadian Imperial Bank of
      Commerce(2418872)                     51,431  4,477,069       0.2%
    Canadian Imperial Bank of
      Commerce(2170525)                      2,500    217,746       0.0%
    Canadian National Railway Co.(2210959)  20,463  1,581,381       0.1%
    Canadian National Railway Co.(2180632)   2,800    216,267       0.0%
    Canadian Natural Resources,
      Ltd.(2125202)                        101,281  3,654,218       0.1%
    Canadian Natural Resources,
      Ltd.(2171573)                         22,100    797,283       0.0%
    Canadian Pacific Railway,
      Ltd.(2793104)                          4,807    876,989       0.1%
    Canadian Pacific Railway,
      Ltd.(2793115)                          1,000    182,468       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
CANADA -- (Continued)
#   Canadian Tire Corp., Ltd. Class A        8,000 $1,090,261       0.1%
    Canadian Utilities, Ltd. Class A         7,300    185,918       0.0%
#   Canadian Western Bank                   40,570  1,076,537       0.1%
*   Canfor Corp.                            34,638    795,572       0.0%
    Canfor Pulp Products, Inc.              16,690    234,631       0.0%
#*  Canopy Growth Corp.                      1,700     39,867       0.0%
#   CanWel Building Materials Group, Ltd.   19,307    100,749       0.0%
    Capital Power Corp.                     24,500    465,213       0.0%
*   Capstone Mining Corp.                  121,117    105,651       0.0%
    Cara Operations, Ltd.                    9,300    193,540       0.0%
#   Cardinal Energy, Ltd.                   41,298    166,614       0.0%
    Cargojet, Inc.                           1,100     55,173       0.0%
    Cascades, Inc.                          29,053    277,191       0.0%
*   Cathedral Energy Services, Ltd.            952      1,164       0.0%
    CCL Industries, Inc. Class B            11,500    557,825       0.0%
*   Celestica, Inc.(2262659)                10,045    115,518       0.0%
*   Celestica, Inc.(2263362)                35,244    405,706       0.0%
#   Cenovus Energy, Inc.(B5BQMT4)           60,391    605,722       0.0%
    Cenovus Energy, Inc.(B57FG04)           83,735    838,687       0.1%
*   Centerra Gold, Inc.                     95,560    583,504       0.0%
    Cervus Equipment Corp.                     700      7,202       0.0%
#   CES Energy Solutions Corp.              22,500    110,226       0.0%
*   CGI Group, Inc. Class A(2411967)        12,681    734,230       0.0%
*   CGI Group, Inc. Class A(2159740)         3,300    191,222       0.0%
#   Chesswood Group, Ltd.                    3,000     24,978       0.0%
*   China Gold International Resources
      Corp., Ltd.                           87,140    177,137       0.0%
    CI Financial Corp.                      31,010    652,588       0.0%
#   Cineplex, Inc.                          25,388    593,398       0.0%
#   Clearwater Seafoods, Inc.                7,900     32,549       0.0%
    Cogeco Communications, Inc.              7,890    420,386       0.0%
    Cogeco, Inc.                             8,873    454,724       0.0%
    Colliers International Group,
      Inc.(BYL7WD4)                          8,518    579,650       0.0%
    Colliers International Group,
      Inc.(BYL7SB4)                            300     20,377       0.0%
    Computer Modelling Group, Ltd.          22,577    165,993       0.0%
    Cona Resources, Ltd.                    12,184     24,103       0.0%
    Constellation Software, Inc.             1,600  1,143,509       0.1%
#*  Continental Gold, Inc.                  51,550    139,319       0.0%
#*  Copper Mountain Mining Corp.            62,600     58,019       0.0%
    Corby Spirit and Wine, Ltd.              2,800     43,376       0.0%
#   Corus Entertainment, Inc. Class B       43,198    215,326       0.0%
    Cott Corp.(2228952)                     56,131    802,652       0.0%
    Cott Corp.(2228941)                     16,909    241,799       0.0%
    Crescent Point Energy Corp.(B67C970)    28,949    253,883       0.0%
    Crescent Point Energy Corp.(B67C8W8)    96,509    845,614       0.1%
*   Crew Energy, Inc.                       52,989    107,715       0.0%
#*  CRH Medical Corp.                       17,460     48,411       0.0%
#*  Delphi Energy Corp.                     88,463     67,521       0.0%
#*  Denison Mines Corp.                    203,574     93,546       0.0%
*   Descartes Systems Group, Inc.
      (The)(2141941)                         1,700     50,247       0.0%
*   Descartes Systems Group, Inc.
      (The)(2528834)                         2,802     82,799       0.0%
*   Detour Gold Corp.                       63,927    462,045       0.0%
#   DHX Media, Ltd.(BRF12N3)                19,344     52,731       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
CANADA -- (Continued)
    DHX Media, Ltd.(BRF12P5)                 11,500 $   30,901       0.0%
#*  DIRTT Environmental Solutions             5,600     24,555       0.0%
    Dollarama, Inc.                           9,000  1,036,022       0.1%
    Dorel Industries, Inc. Class B           11,212    242,325       0.0%
*   Dundee Precious Metals, Inc.             52,044    132,142       0.0%
    E-L Financial Corp., Ltd.                   100     62,694       0.0%
#*  Eastmain Resources, Inc.                 54,400     11,228       0.0%
    ECN Capital Corp.                       174,815    462,924       0.0%
#*  Eldorado Gold Corp.                     214,288    203,615       0.0%
    Element Fleet Management Corp.           86,866    328,128       0.0%
#   Emera, Inc.                               3,000     93,438       0.0%
    Empire Co., Ltd. Class A                 54,589  1,055,684       0.1%
#   Enbridge Income Fund Holdings, Inc.      31,990    684,174       0.0%
#   Enbridge, Inc.(2478906)                  39,867  1,206,774       0.1%
    Enbridge, Inc.(2466149)                   2,927     88,657       0.0%
    Encana Corp.(2793182)                    30,117    375,860       0.0%
    Encana Corp.(2793193)                   158,466  1,973,497       0.1%
*   Endeavour Mining Corp.                   17,029    290,585       0.0%
*   Endeavour Silver Corp.                   14,200     42,690       0.0%
#   Enercare, Inc.                           33,056    446,943       0.0%
    Enerflex, Ltd.                           30,897    377,564       0.0%
#*  Energy Fuels, Inc.                       24,600     43,684       0.0%
    Enerplus Corp.(B521G07)                  20,845    242,010       0.0%
    Enerplus Corp.(B584T89)                 101,082  1,173,038       0.1%
    Enghouse Systems, Ltd.                    5,661    293,555       0.0%
    Ensign Energy Services, Inc.             55,342    265,083       0.0%
*   Epsilon Energy, Ltd.                      4,080      8,008       0.0%
#   Equitable Group, Inc.                     5,340    240,892       0.0%
#*  Essential Energy Services Trust          80,200     38,727       0.0%
    Evertz Technologies, Ltd.                 6,900     95,335       0.0%
#   Exchange Income Corp.                     7,900    186,617       0.0%
    Exco Technologies, Ltd.                  15,400    116,944       0.0%
#   Extendicare, Inc.                        26,861    174,269       0.0%
    Fairfax Financial Holdings, Ltd.          3,462  1,916,658       0.1%
    Fiera Capital Corp.                      10,900     96,100       0.0%
    Finning International, Inc.              30,616    772,345       0.0%
    Firm Capital Mortgage Investment Corp.   11,144    112,746       0.0%
    First Capital Realty, Inc.               20,500    320,445       0.0%
*   First Majestic Silver Corp.(B01DH95)      3,500     22,680       0.0%
#*  First Majestic Silver Corp.(2833583)     27,619    179,401       0.0%
    First National Financial Corp.            4,500     93,053       0.0%
    First Quantum Minerals, Ltd.            110,395  1,590,644       0.1%
    FirstService Corp.(BY9C8H7)               7,937    555,590       0.0%
    FirstService Corp.(BYL7ZF7)                 300     21,029       0.0%
#*  Fission Uranium Corp.                   126,692     64,138       0.0%
    Fortis, Inc.(B3BH7R6)                     3,499    117,182       0.0%
    Fortis, Inc.(2347200)                    17,510    587,781       0.0%
*   Fortuna Silver Mines, Inc.               69,638    395,390       0.0%
    Franco-Nevada Corp.                       4,907    348,201       0.0%
#   Freehold Royalties, Ltd.                 20,300    205,696       0.0%
#   Gamehost, Inc.                            6,787     56,508       0.0%
*   GDI Integrated Facility Services, Inc.      900     11,580       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
CANADA -- (Continued)
*   Gear Energy, Ltd.                       58,073 $   42,516       0.0%
#   Genworth MI Canada, Inc.                18,879    610,210       0.0%
    George Weston, Ltd.                     11,882    973,455       0.1%
    Gibson Energy, Inc.                     15,264    196,989       0.0%
    Gildan Activewear, Inc.(2254645)         4,400    128,167       0.0%
    Gildan Activewear, Inc.(2257763)        17,201    501,065       0.0%
#   Gluskin Sheff + Associates, Inc.         9,100    110,069       0.0%
    GMP Capital, Inc.                       12,100     30,251       0.0%
    goeasy, Ltd.                             5,600    163,558       0.0%
    Goldcorp, Inc.(2676636)                 72,270    960,468       0.1%
    Goldcorp, Inc.(2676302)                 27,800    368,949       0.0%
#*  Golden Star Resources, Ltd.             90,400     65,479       0.0%
*   Gran Tierra Energy, Inc.               153,058    504,253       0.0%
#   Granite Oil Corp.                       12,933     28,607       0.0%
*   Great Canadian Gaming Corp.             15,308    436,843       0.0%
*   Great Panther Silver, Ltd.               5,400      6,603       0.0%
    Great-West Lifeco, Inc.                  8,200    218,611       0.0%
    Guardian Capital Group, Ltd. Class A     5,100     96,284       0.0%
*   Guyana Goldfields, Inc.                 51,656    200,356       0.0%
*   Heroux-Devtek, Inc.                     10,900    124,710       0.0%
    High Arctic Energy Services, Inc.        6,800     21,132       0.0%
#   High Liner Foods, Inc.                   9,675     82,889       0.0%
#*  Home Capital Group, Inc.                27,579    309,094       0.0%
#   Horizon North Logistics, Inc.           43,823     80,891       0.0%
    HudBay Minerals, Inc.                  116,495    813,864       0.1%
#   Hudson's Bay Co.                        31,550    223,119       0.0%
    Husky Energy, Inc.                      48,539    678,964       0.0%
    Hydro One, Ltd.                         14,271    226,633       0.0%
*   IAMGOLD Corp.(2149525)                   6,100     33,306       0.0%
*   IAMGOLD Corp.(2446646)                 241,187  1,318,691       0.1%
*   IBI Group, Inc.                          5,000     28,233       0.0%
    IGM Financial, Inc.                      8,300    254,763       0.0%
#*  Imperial Metals Corp.                   19,440     30,282       0.0%
    Imperial Oil, Ltd.(2454252)             20,183    628,297       0.0%
    Imperial Oil, Ltd.(2454241)              1,000     31,099       0.0%
    Industrial Alliance Insurance &
      Financial Services, Inc.              23,678    994,552       0.1%
    Information Services Corp.               3,200     41,522       0.0%
    Innergex Renewable Energy, Inc.         25,984    274,020       0.0%
    Intact Financial Corp.                   3,000    228,747       0.0%
    Inter Pipeline, Ltd.                    35,278    636,073       0.0%
*   Interfor Corp.                          38,102    712,511       0.0%
    Intertape Polymer Group, Inc.           18,192    282,667       0.0%
    Invesque, Inc.                          10,197     89,020       0.0%
#*  Iron Bridge Resources, Inc.             44,300     16,906       0.0%
*   Ivanhoe Mines, Ltd. Class A             57,952    119,610       0.0%
    Jean Coutu Group PJC, Inc. (The)
      Class A                               16,607    318,055       0.0%
    Just Energy Group, Inc.                 24,151    101,009       0.0%
    K-Bro Linen, Inc.                        1,600     44,251       0.0%
*   Kelt Exploration, Ltd.                  54,509    344,728       0.0%
    Keyera Corp.                            23,100    621,961       0.0%
*   Kinaxis, Inc.                            5,208    336,627       0.0%
*   Kinross Gold Corp.                     605,882  2,345,289       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
CANADA -- (Continued)
    Kirkland Lake Gold, Ltd.               64,285 $1,121,527       0.1%
*   Klondex Mines, Ltd.                    40,622     99,344       0.0%
*   Knight Therapeutics, Inc.              38,427    235,240       0.0%
    KP Tissue, Inc.                         2,489     20,878       0.0%
#   Labrador Iron Ore Royalty Corp.        14,388    244,852       0.0%
    Lassonde Industries, Inc. Class A         200     43,349       0.0%
    Laurentian Bank of Canada              17,571    674,813       0.0%
#*  Leagold Mining Corp.                   20,800     44,226       0.0%
    Leon's Furniture, Ltd.                  7,815    103,352       0.0%
    Linamar Corp.                          24,229  1,357,745       0.1%
    Liquor Stores N.A., Ltd.               12,048     96,838       0.0%
    Loblaw Cos., Ltd.                      29,200  1,485,073       0.1%
    Logistec Corp. Class B                    400     15,421       0.0%
#   Lucara Diamond Corp.                  112,088    177,218       0.0%
    Lundin Mining Corp.                   384,740  2,547,054       0.1%
    Magellan Aerospace Corp.                7,228    108,987       0.0%
    Magna International, Inc.(2554475)      8,400    496,103       0.0%
#   Magna International, Inc.(2554549)     44,527  2,627,093       0.1%
*   Mainstreet Equity Corp.                 1,200     38,889       0.0%
*   Major Drilling Group International,
      Inc.                                 29,740    148,706       0.0%
#   Mandalay Resources Corp.               99,204     16,226       0.0%
    Manulife Financial Corp.(2492520)      80,632  1,521,526       0.1%
    Manulife Financial Corp.(2492519)      64,658  1,220,190       0.1%
    Maple Leaf Foods, Inc.                 22,800    549,601       0.0%
    Martinrea International, Inc.          38,018    453,628       0.0%
#   Maxar Technologies, Ltd.(BZ4D3B1)      15,673    709,219       0.0%
#   Maxar Technologies, Ltd.(BF92JD7)       8,780    397,822       0.0%
#   Mediagrif Interactive Technologies,
      Inc.                                  2,100     17,975       0.0%
#   Medical Facilities Corp.               17,600    193,416       0.0%
*   MEG Energy Corp.                       93,237    482,179       0.0%
    Methanex Corp.(2654416)                 3,300    198,907       0.0%
    Methanex Corp.(2578378)                18,465  1,115,286       0.1%
    Metro, Inc.                            18,100    574,317       0.0%
*   Mitel Networks Corp.                    7,705     85,995       0.0%
    Morguard Corp.                            800    102,465       0.0%
    Morneau Shepell, Inc.                  16,311    322,295       0.0%
    MTY Food Group, Inc.                    5,160    185,262       0.0%
    Mullen Group, Ltd.                     41,234    467,273       0.0%
    National Bank of Canada                53,674  2,549,196       0.1%
#   Nevsun Resources, Ltd.                102,459    285,683       0.0%
    New Flyer Industries, Inc.             13,382    614,616       0.0%
*   New Gold, Inc.                        162,878    381,839       0.0%
#*  Newalta Corp.                          31,498     31,401       0.0%
    Norbord, Inc.(2641441)                  7,800    322,097       0.0%
#   Norbord, Inc.(B01DN31)                  1,201     49,649       0.0%
    North American Construction Group,
      Ltd.                                  5,600     31,621       0.0%
    North West Co., Inc. (The)             14,600    313,958       0.0%
#   Northland Power, Inc.                  23,701    427,336       0.0%
    Nutrien, Ltd.(BDH3SB9)                 31,653  1,441,149       0.1%
    Nutrien, Ltd.(BDRJLN0)                  6,152    280,061       0.0%
*   NuVista Energy, Ltd.                   62,611    411,084       0.0%
#*  Obsidian Energy, Ltd.(BDHLTY3)          4,500      5,040       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
CANADA -- (Continued)
#*  Obsidian Energy, Ltd.(BDHLTZ4)         185,590 $  205,256       0.0%
    OceanaGold Corp.                       276,353    744,719       0.0%
#   Onex Corp.                               4,480    331,826       0.0%
#   Open Text Corp.(2655657)                 9,400    332,102       0.0%
    Open Text Corp.(2260824)                10,700    377,765       0.0%
#   Osisko Gold Royalties, Ltd.             38,234    373,124       0.0%
#*  Painted Pony Energy, Ltd.               41,200     89,848       0.0%
    Pan American Silver Corp.(2703396)      14,164    228,324       0.0%
    Pan American Silver Corp.(2669272)      23,461    378,241       0.0%
*   Paramount Resources, Ltd. Class A       29,332    418,747       0.0%
*   Parex Resources, Inc.                   46,278    796,200       0.0%
#   Parkland Fuel Corp.                     49,450  1,148,101       0.1%
    Pason Systems, Inc.                     17,737    247,968       0.0%
    Pembina Pipeline Corp.(B4PPQG5)          7,614    242,582       0.0%
    Pembina Pipeline Corp.(B4PT2P8)         15,445    491,893       0.0%
#*  Pengrowth Energy Corp.                 183,268    164,148       0.0%
#   Peyto Exploration & Development Corp.   48,248    456,194       0.0%
*   PHX Energy Services Corp.               16,900     30,800       0.0%
#*  Pine Cliff Energy, Ltd.                 15,000      3,505       0.0%
    Pivot Technology Solutions, Inc.         5,000      7,360       0.0%
    Pizza Pizza Royalty Corp.                8,300     89,403       0.0%
    Polaris Infrastructure, Inc.             5,200     77,396       0.0%
    Pollard Banknote, Ltd.                   1,783     29,551       0.0%
#   PrairieSky Royalty, Ltd.                 7,748    171,802       0.0%
*   Precision Drilling Corp.(B5TQB99)        7,600     27,056       0.0%
*   Precision Drilling Corp.(B5YPLH9)      114,370    407,971       0.0%
*   Premier Gold Mines, Ltd.                87,061    184,435       0.0%
    Premium Brands Holdings Corp.            7,735    726,600       0.0%
*   Pretium Resources, Inc.                 21,262    143,077       0.0%
#   Pulse Seismic, Inc.                     14,300     33,413       0.0%
    Quarterhill, Inc.                       54,482     81,896       0.0%
    Quebecor, Inc. Class B                  24,994    466,028       0.0%
*   Raging River Exploration, Inc.          92,286    513,200       0.0%
    Reitmans Canada, Ltd. Class A           10,570     32,765       0.0%
    Restaurant Brands International, Inc.    8,000    435,344       0.0%
#   Richelieu Hardware, Ltd.                12,400    267,615       0.0%
#   Ritchie Bros Auctioneers,
      Inc.(2202729)                          3,605    117,992       0.0%
    Ritchie Bros Auctioneers,
      Inc.(2345390)                          1,600     52,289       0.0%
    Rocky Mountain Dealerships, Inc.         6,000     57,759       0.0%
    Rogers Communications, Inc.
      Class B(2125268)                      10,417    491,787       0.0%
    Rogers Communications, Inc.
      Class B(2169051)                       1,000     47,206       0.0%
    Rogers Sugar, Inc.                      21,900    102,340       0.0%
*   Roxgold, Inc.                           52,500     47,432       0.0%
    Royal Bank of Canada(2756196)           72,182  5,489,441       0.2%
    Royal Bank of Canada(2754383)            8,100    615,977       0.0%
    Russel Metals, Inc.                     26,849    610,190       0.0%
#*  Sabina Gold & Silver Corp.              83,900    111,087       0.0%
#*  Sandstorm Gold, Ltd.                    49,145    227,362       0.0%
    Saputo, Inc.                            18,800    609,560       0.0%
    Savaria Corp.                            4,000     51,279       0.0%
*   Seabridge Gold, Inc.                     3,600     37,684       0.0%
    Secure Energy Services, Inc.            58,604    368,800       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
CANADA -- (Continued)
*   SEMAFO, Inc.                           118,800 $  368,257       0.0%
*   Seven Generations Energy, Ltd. Class A  52,621    750,821       0.0%
    Shaw Communications, Inc.
      Class B(2591900)                      34,751    714,828       0.0%
    Shaw Communications, Inc.
      Class B(2801836)                      13,800    283,642       0.0%
    ShawCor, Ltd.                           16,028    310,086       0.0%
*   Sherritt International Corp.            18,534     17,611       0.0%
#*  Shopify, Inc. Class A                    1,100    146,993       0.0%
#   Sienna Senior Living, Inc.              16,502    224,148       0.0%
*   Sierra Wireless, Inc.(2585259)          10,437    181,082       0.0%
#*  Sierra Wireless, Inc.(2418968)           1,300     22,518       0.0%
    Sleep Country Canada Holdings, Inc.     10,900    299,337       0.0%
    SNC-Lavalin Group, Inc.                 18,383    805,934       0.1%
*   Solium Capital, Inc.                     3,615     28,465       0.0%
*   Spartan Energy Corp.                    68,916    341,371       0.0%
*   Spin Master Corp.                        1,906     71,300       0.0%
#   Sprott, Inc.                            58,700    155,442       0.0%
*   SSR Mining, Inc.                        52,352    536,180       0.0%
    Stantec, Inc.(2854238)                   6,001    152,695       0.0%
    Stantec, Inc.(B0G11S1)                  10,764    273,406       0.0%
*   Stars Group, Inc. (The)(BDG1ML2)        28,554    889,457       0.1%
*   Stars Group, Inc. (The)(BDG1MJ0)        16,000    497,714       0.0%
    Stella-Jones, Inc.                      11,485    416,213       0.0%
#*  Stornoway Diamond Corp.                126,700     57,234       0.0%
    Stuart Olson, Inc.                       5,000     28,700       0.0%
    Student Transportation, Inc.            21,300    159,259       0.0%
    Sun Life Financial, Inc.(2568283)       49,278  2,034,196       0.1%
    Sun Life Financial, Inc.(2566124)        7,500    309,591       0.0%
#   Suncor Energy, Inc.(B3NB0P5)           110,549  4,226,288       0.2%
    Suncor Energy, Inc.(B3NB1P2)            73,150  2,797,350       0.1%
*   SunOpta, Inc.                           18,145    122,385       0.0%
    Superior Plus Corp.                     74,640    723,176       0.0%
    Supremex, Inc.                           7,600     24,565       0.0%
#   Surge Energy, Inc.                      97,249    181,023       0.0%
    Tahoe Resources, Inc.(B4WHL92)           2,994     15,060       0.0%
#   Tahoe Resources, Inc.(B5B9KV1)          86,048    433,609       0.0%
*   Tamarack Valley Energy, Ltd.            36,473    101,128       0.0%
*   Taseko Mines, Ltd.                      90,127    107,399       0.0%
    Teck Resources, Ltd. Class B(2124533)  109,959  2,763,270       0.1%
    Teck Resources, Ltd. Class B(2879327)   56,787  1,425,480       0.1%
    TELUS Corp.                              3,501    125,294       0.0%
*   Teranga Gold Corp.                      32,619    124,485       0.0%
    TFI International, Inc.                 41,641  1,205,496       0.1%
*   Theratechnologies, Inc.                 11,658     83,443       0.0%
    Thomson Reuters Corp.                    8,859    356,309       0.0%
    Timbercreek Financial Corp.                188      1,343       0.0%
#*  TMAC Resources, Inc.                     3,600     21,113       0.0%
    TMX Group, Ltd.                          6,444    388,663       0.0%
    TORC Oil & Gas, Ltd.                    60,015    340,285       0.0%
*   Torex Gold Resources, Inc.              34,872    358,511       0.0%
    Toromont Industries, Ltd.               16,973    743,325       0.0%
    Toronto-Dominion Bank (The)(2042516)    61,064  3,428,744       0.1%
    Toronto-Dominion Bank (The)(2897222)    18,100  1,016,543       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
CANADA -- (Continued)
    Torstar Corp. Class B                   13,300 $     19,164       0.0%
    Total Energy Services, Inc.             18,325      194,390       0.0%
#   Tourmaline Oil Corp.                    48,213      906,845       0.1%
    TransAlta Corp.(2786096)                 8,000       42,400       0.0%
    TransAlta Corp.(2901628)                99,732      525,089       0.0%
#   TransAlta Renewables, Inc.              26,778      239,009       0.0%
    TransCanada Corp.(2665203)               8,216      348,769       0.0%
    TransCanada Corp.(2665184)               8,797      372,996       0.0%
    Transcontinental, Inc. Class A          32,000      673,920       0.0%
*   TransGlobe Energy Corp.                 22,900       41,200       0.0%
*   Trevali Mining Corp.                   218,560      202,567       0.0%
*   Trican Well Service, Ltd.              126,474      336,883       0.0%
    Tricon Capital Group, Inc.              29,147      228,372       0.0%
*   Trinidad Drilling, Ltd.                111,686      161,794       0.0%
*   Trisura Group, Ltd.(BYWPWZ9)                61        1,180       0.0%
*   Trisura Group, Ltd.(BFNJQX3)             1,649       31,795       0.0%
*   Turquoise Hill Resources,
      Ltd.(B7XCYK9)                          7,000       20,790       0.0%
*   Turquoise Hill Resources,
      Ltd.(B7WJ1F5)                        140,352      415,388       0.0%
    Uni-Select, Inc.                        15,651      242,210       0.0%
#*  UrtheCast Corp.                         14,238        3,438       0.0%
*   Valeant Pharmaceuticals
      International, Inc.(B41NYV4)          22,577      407,966       0.0%
*   Valeant Pharmaceuticals
      International, Inc.(B3XSX46)         169,560    3,061,179       0.1%
#   Valener, Inc.                            9,919      155,512       0.0%
    Vermilion Energy, Inc.                  17,190      581,194       0.0%
    Wajax Corp.                              8,855      163,176       0.0%
#   Waste Connections, Inc.(BYVG1F6)         1,925      139,154       0.0%
    Waste Connections, Inc.(BYQFRK5)         2,961      214,028       0.0%
#*  Wesdome Gold Mines, Ltd.                23,300       34,298       0.0%
    West Fraser Timber Co., Ltd.            21,593    1,462,630       0.1%
#*  Western Energy Services Corp.           39,186       35,708       0.0%
    Western Forest Products, Inc.          210,192      453,469       0.0%
    WestJet Airlines, Ltd.                     700       12,458       0.0%
    Westshore Terminals Investment Corp.    23,100      398,868       0.0%
    Wheaton Precious Metals Corp.(BDG1S92)  34,918      725,945       0.0%
    Wheaton Precious Metals Corp.(BF13KN5)  11,014      228,609       0.0%
    Whitecap Resources, Inc.               189,162    1,370,152       0.1%
    Winpak, Ltd.                             7,600      282,111       0.0%
    WSP Global, Inc.                        15,919      788,170       0.0%
*   Xtreme Drilling Corp.                    8,883       13,837       0.0%
    Yamana Gold, Inc.(2237646)               3,700       10,619       0.0%
    Yamana Gold, Inc.(2219279)             253,549      728,686       0.0%
*   Yangarra Resources, Ltd.                36,661      182,170       0.0%
#*  Yellow Pages, Ltd.                       7,290       39,801       0.0%
    ZCL Composites, Inc.                     7,400       69,853       0.0%
                                                   ------------       ---
TOTAL CANADA                                        196,314,018       6.0%
                                                   ------------       ---
CHILE -- (0.3%)
    AES Gener SA                           259,208       72,637       0.0%
    Aguas Andinas SA Class A               419,596      279,025       0.0%
    Banco de Chile                         208,681       34,479       0.0%
    Banco de Chile ADR                       1,055      103,422       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
CHILE -- (Continued)
    Banco de Credito e Inversiones SA         7,461 $   564,503       0.1%
    Banco Santander Chile                 3,729,477     311,334       0.0%
    Banco Santander Chile ADR                 3,900     128,817       0.0%
    Besalco SA                              125,443     144,489       0.0%
    CAP SA                                   29,598     343,453       0.0%
    Cencosud SA                              81,118     241,084       0.0%
    Cia Cervecerias Unidas SA                37,393     517,819       0.0%
    Cia Cervecerias Unidas SA ADR             1,300      35,906       0.0%
*   Cia Sud Americana de Vapores SA       6,923,863     309,772       0.0%
    Clinica LAS Condes SA                       365      21,725       0.0%
    Colbun SA                               738,407     183,525       0.0%
    Embotelladora Andina SA Class B ADR       1,917      57,759       0.0%
    Empresa Nacional de
      Telecomunicaciones SA                  44,275     521,800       0.0%
*   Empresas AquaChile SA                    32,187      20,289       0.0%
    Empresas CMPC SA                        214,006     878,003       0.1%
    Empresas COPEC SA                        21,876     356,439       0.0%
    Empresas Hites SA                        18,149      18,577       0.0%
*   Empresas La Polar SA                    649,636      52,653       0.0%
    Enel Americas SA                      1,273,274     290,543       0.0%
    Enel Americas SA ADR                     63,894     725,197       0.1%
    Enel Chile SA(BYMLZD6)                1,250,268     154,906       0.0%
    Enel Chile SA(BYYHKR1)                   29,101     181,010       0.0%
    Engie Energia Chile SA                  112,237     242,013       0.0%
    Forus SA                                  8,525      31,954       0.0%
    Grupo Security SA                       244,027     124,038       0.0%
    Inversiones Aguas Metropolitanas SA     186,860     352,056       0.0%
    Inversiones La Construccion SA           14,953     296,208       0.0%
#   Itau CorpBanca(BZ30DD5)                     900      13,680       0.0%
    Itau CorpBanca(BYT25P4)              24,862,734     253,959       0.0%
    Latam Airlines Group SA                  25,759     394,563       0.0%
#   Latam Airlines Group SA Sponsored
      ADR                                    31,409     479,615       0.0%
*   Masisa SA                               799,803      74,204       0.0%
    Multiexport Foods SA                    128,569      67,886       0.0%
    Parque Arauco SA                        128,686     401,844       0.0%
    PAZ Corp. SA                             23,485      36,902       0.0%
    Ripley Corp. SA                         281,841     305,460       0.0%
    SACI Falabella                           20,922     202,833       0.0%
    Salfacorp SA                            107,057     204,948       0.0%
    Sigdo Koppers SA                          7,298      13,926       0.0%
    Sociedad Matriz SAAM SA               1,338,265     139,254       0.0%
#   Sociedad Quimica y Minera de Chile
      SA Sponsored ADR                        3,935     215,992       0.0%
    Sonda SA                                177,423     326,576       0.0%
    Vina Concha y Toro SA                    86,657     197,728       0.0%
                                                    -----------       ---
TOTAL CHILE                                          10,924,805       0.3%
                                                    -----------       ---
CHINA -- (7.3%)
*   21Vianet Group, Inc. ADR                 24,617     129,732       0.0%
#   361 Degrees International, Ltd.         251,000      79,365       0.0%
#*  3SBio, Inc.                             186,500     400,726       0.0%
#*  500.com, Ltd. Class A ADR                 5,095      92,984       0.0%
#*  51job, Inc. ADR                           2,100     173,334       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
CHINA -- (Continued)
*   58.com, Inc. ADR                          6,178 $  539,895       0.0%
*   A8 New Media Group, Ltd.                292,000     16,076       0.0%
    AAC Technologies Holdings, Inc.          83,500  1,198,456       0.1%
    Agile Group Holdings, Ltd.              872,000  1,720,101       0.1%
    Agricultural Bank of China, Ltd.
      Class H                             2,236,000  1,260,683       0.1%
    Air China, Ltd. Class H                 424,000    558,958       0.0%
    Ajisen China Holdings, Ltd.             255,000    120,744       0.0%
*   AKM Industrial Co., Ltd.                100,000     18,390       0.0%
#*  Alibaba Group Holding, Ltd.
      Sponsored ADR                          22,589  4,033,040       0.1%
#*  Alibaba Pictures Group, Ltd.          2,880,000    324,422       0.0%
*   Aluminum Corp. of China, Ltd. ADR         2,000     28,040       0.0%
#*  Aluminum Corp. of China, Ltd. Class H 1,356,000    765,851       0.0%
    AMVIG Holdings, Ltd.                     54,000     13,883       0.0%
    Angang Steel Co., Ltd. Class H          274,000    293,708       0.0%
    Anhui Conch Cement Co., Ltd. Class H    252,500  1,575,973       0.1%
    Anhui Expressway Co., Ltd. Class H       88,000     65,057       0.0%
    Anta Sports Products, Ltd.              197,000  1,124,120       0.1%
#*  Anton Oilfield Services Group           518,000     72,515       0.0%
*   Aowei Holdings, Ltd.                    114,000     28,265       0.0%
    Asia Cement China Holdings Corp.        154,500     82,720       0.0%
#   Ausnutria Dairy Corp., Ltd.             221,000    245,266       0.0%
#*  AVIC International Holding HK, Ltd.   1,270,866     53,736       0.0%
#   AVIC International Holdings, Ltd.
      Class H                               142,000     97,766       0.0%
    AviChina Industry & Technology Co.,
      Ltd. Class H                          950,000    598,977       0.0%
#   BAIC Motor Corp., Ltd. Class H          653,000    630,342       0.0%
*   Baidu, Inc. Sponsored ADR                 2,984    748,686       0.0%
    BAIOO Family Interactive, Ltd.            6,000        364       0.0%
    Bank of China, Ltd. Class H           5,606,000  3,043,111       0.1%
    Bank of Chongqing Co., Ltd. Class H     183,000    138,324       0.0%
    Bank of Communications Co., Ltd.
      Class H                               586,000    479,515       0.0%
    Bank of Zhengzhou Co., Ltd. Class H      90,000     42,512       0.0%
*   Baoye Group Co., Ltd. Class H            62,000     41,176       0.0%
#*  Baozun, Inc. Sponsored ADR                1,014     46,634       0.0%
    BBI Life Sciences Corp.                  27,000     11,122       0.0%
#   BBMG Corp. Class H                      516,000    235,352       0.0%
    Beijing Capital International
      Airport Co., Ltd. Class H             488,000    664,643       0.0%
    Beijing Capital Land, Ltd. Class H      374,000    199,178       0.0%
#*  Beijing Enterprises Clean Energy
      Group, Ltd.                         9,445,714    288,910       0.0%
    Beijing Enterprises Holdings, Ltd.      128,000    639,346       0.0%
#*  Beijing Enterprises Medical & Health
      Group, Ltd.                         1,482,000     75,159       0.0%
    Beijing Enterprises Water Group, Ltd. 1,834,000  1,064,788       0.1%
    Beijing Jingneng Clean Energy Co.,
      Ltd. Class H                          352,000     88,442       0.0%
    Beijing North Star Co., Ltd. Class H    230,000     81,919       0.0%
*   Beijing Properties Holdings, Ltd.       670,000     24,197       0.0%
    Beijing Urban Construction Design &
      Development Group Co., Ltd. Class H    72,000     35,472       0.0%
#   Best Pacific International Holdings,
      Ltd.                                  132,000     51,989       0.0%
*   BII Railway Transportation
      Technology Holdings Co., Ltd.         104,000      8,433       0.0%
#*  Bitauto Holdings, Ltd. ADR                9,140    193,494       0.0%
#*  Boer Power Holdings, Ltd.                90,000     17,231       0.0%
    Bosideng International Holdings, Ltd.   896,000     92,001       0.0%
*   Boyaa Interactive International, Ltd.   124,000     48,527       0.0%
    Brilliance China Automotive
      Holdings, Ltd.                        510,000    908,063       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
CHINA -- (Continued)
#   Byd Co., Ltd. Class H                   127,000 $  887,866       0.0%
#   BYD Electronic International Co.,
      Ltd.                                  290,000    442,194       0.0%
*   C C Land Holdings, Ltd.                 658,499    150,149       0.0%
#*  C.banner International Holdings, Ltd.   233,000     72,780       0.0%
    Cabbeen Fashion, Ltd.                   101,000     35,467       0.0%
    Canvest Environmental Protection
      Group Co., Ltd.                       146,000     81,001       0.0%
#*  Capital Environment Holdings, Ltd.    1,420,000     47,542       0.0%
#*  CAR, Inc.                               323,000    308,003       0.0%
#*  Carnival Group International
      Holdings, Ltd.                      1,810,000     79,402       0.0%
    Central China Real Estate, Ltd.         276,000    125,984       0.0%
    Central China Securities Co., Ltd.
      Class H                               132,000     50,322       0.0%
*   Century Sunshine Group Holdings, Ltd.   235,000      7,319       0.0%
*   CGN Meiya Power Holdings Co., Ltd.      474,000     63,755       0.0%
    CGN Power Co., Ltd. Class H           1,455,000    396,784       0.0%
    Changshouhua Food Co., Ltd.              30,000     14,268       0.0%
    Changyou.com, Ltd. ADR                    3,438     65,425       0.0%
#   Chaowei Power Holdings, Ltd.            302,000    168,643       0.0%
*   Cheetah Mobile, Inc. ADR                  3,300     44,253       0.0%
#*  Chiho Environmental Group, Ltd.          62,000     30,360       0.0%
    China Aerospace International
      Holdings, Ltd.                        678,000     72,300       0.0%
    China Agri-Industries Holdings, Ltd.    776,000    325,701       0.0%
    China Aircraft Leasing Group
      Holdings, Ltd.                        121,500    129,518       0.0%
    China All Access Holdings, Ltd.         370,000     96,540       0.0%
*   China Animal Healthcare, Ltd.            42,000      2,482       0.0%
#   China Animation Characters Co., Ltd.    173,000     58,877       0.0%
    China Aoyuan Property Group, Ltd.       482,000    387,214       0.0%
*   China Beidahuang Industry Group
      Holdings, Ltd.                        440,000     19,022       0.0%
    China BlueChemical, Ltd. Class H        660,000    173,465       0.0%
*   China Chengtong Development Group,
      Ltd.                                  326,000     15,543       0.0%
    China Cinda Asset Management Co.,
      Ltd. Class H                        1,284,000    458,269       0.0%
    China CITIC Bank Corp., Ltd. Class H    603,000    431,053       0.0%
    China Coal Energy Co., Ltd. Class H     615,000    266,619       0.0%
    China Communications Construction
      Co., Ltd. Class H                   1,281,000  1,475,942       0.1%
    China Communications Services Corp.,
      Ltd. Class H                          864,000    542,436       0.0%
    China Conch Venture Holdings, Ltd.      375,500  1,165,761       0.1%
    China Construction Bank Corp. Class H 9,249,000  9,689,794       0.3%
    China Datang Corp. Renewable Power
      Co., Ltd. Class H                     604,000    124,836       0.0%
#*  China Daye Non-Ferrous Metals
      Mining, Ltd.                        1,212,000     12,668       0.0%
    China Distance Education Holdings,
      Ltd. ADR                                3,668     28,904       0.0%
    China Dongxiang Group Co., Ltd.       1,192,000    218,185       0.0%
#*  China Dynamics Holdings, Ltd.         1,210,000     23,693       0.0%
    China Eastern Airlines Corp., Ltd.
      Class H                               650,000    536,941       0.0%
    China Electronics Huada Technology
      Co., Ltd.                             152,000     24,088       0.0%
    China Electronics Optics Valley
      Union Holding Co., Ltd.               824,000     67,828       0.0%
*   China Energine International
      Holding, Ltd.                         300,000     12,373       0.0%
    China Energy Engineering Corp., Ltd.
      Class H                               198,000     38,751       0.0%
    China Everbright Bank Co., Ltd.
      Class H                               439,000    219,385       0.0%
#   China Everbright International, Ltd.    318,000    446,044       0.0%
    China Everbright Water, Ltd.             52,000     16,409       0.0%
    China Everbright, Ltd.                  342,000    752,593       0.0%
#*  China Evergrande Group                1,120,000  3,547,682       0.1%
*   China Fiber Optic Network System
      Group, Ltd.                           310,000      5,186       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
CHINA -- (Continued)
    China Financial Services Holdings,
      Ltd.                                  392,000 $   34,858       0.0%
*   China Fire Safety Enterprise Group,
      Ltd.                                  480,000     22,176       0.0%
    China Foods, Ltd.                       360,000    165,258       0.0%
    China Galaxy Securities Co., Ltd.
      Class H                               658,500    432,526       0.0%
    China Gas Holdings, Ltd.                428,000  1,516,695       0.1%
*   China Glass Holdings, Ltd.              202,000     18,400       0.0%
#*  China Grand Pharmaceutical and
      Healthcare Holdings, Ltd. Class A     484,000    361,156       0.0%
    China Greenfresh Group Co., Ltd.         64,000      9,623       0.0%
#   China Greenland Broad Greenstate
      Group Co., Ltd.                       160,000     20,449       0.0%
#   China Hanking Holdings, Ltd.            165,000     22,696       0.0%
#*  China Harmony New Energy Auto
      Holding, Ltd.                         261,500    147,074       0.0%
    China High Speed Transmission
      Equipment Group Co., Ltd.              84,000    122,351       0.0%
#   China Hongqiao Group, Ltd.              501,000    544,997       0.0%
    China Huarong Asset Management Co.,
      Ltd. Class H                        2,634,000    907,171       0.0%
#*  China Huishan Dairy Holdings Co.,
      Ltd.                                  343,000        129       0.0%
*   China Huiyuan Juice Group, Ltd.         385,000     99,087       0.0%
    China International Capital Corp.,
      Ltd. Class H                           80,400    181,914       0.0%
    China International Marine
      Containers Group Co., Ltd. Class H    108,100    172,039       0.0%
    China Jinmao Holdings Group, Ltd.     2,078,000  1,176,306       0.1%
    China Lesso Group Holdings, Ltd.        742,000    571,879       0.0%
    China Life Insurance Co., Ltd. ADR        7,800    109,980       0.0%
    China Life Insurance Co., Ltd.
      Class H                               141,000    399,870       0.0%
    China Lilang, Ltd.                      198,000    248,316       0.0%
#   China Lodging Group, Ltd. ADR             9,230  1,289,062       0.1%
    China Longyuan Power Group Corp.,
      Ltd. Class H                          728,000    715,056       0.0%
*   China LotSynergy Holdings, Ltd.       2,120,000     38,101       0.0%
    China Machinery Engineering Corp.
      Class H                               294,000    170,807       0.0%
    China Maple Leaf Educational
      Systems, Ltd.                         116,000    160,737       0.0%
    China Medical System Holdings, Ltd.     601,000  1,471,714       0.1%
    China Meidong Auto Holdings, Ltd.       186,000     81,111       0.0%
    China Mengniu Dairy Co., Ltd.           173,000    557,716       0.0%
    China Merchants Bank Co., Ltd.
      Class H                               367,000  1,600,266       0.1%
    China Merchants Land, Ltd.              532,000    111,652       0.0%
    China Merchants Port Holdings Co.,
      Ltd.                                  321,552    718,465       0.0%
    China Merchants Securities Co., Ltd.
      Class H                                14,600     20,449       0.0%
#   China Minsheng Banking Corp., Ltd.
      Class H                               409,500    383,210       0.0%
#*  China Minsheng Financial Holding
      Corp., Ltd.                         2,070,000     62,379       0.0%
    China Mobile, Ltd.                      525,000  5,001,407       0.2%
    China Mobile, Ltd. Sponsored ADR         39,357  1,867,883       0.1%
*   China Modern Dairy Holdings, Ltd.       526,000     89,212       0.0%
    China Molybdenum Co., Ltd. Class H       84,000     63,123       0.0%
#   China National Building Material
      Co., Ltd. Class H                   1,746,350  2,040,250       0.1%
*   China New Town Development Co., Ltd.    612,500     21,742       0.0%
    China NT Pharma Group Co., Ltd.         195,500     48,106       0.0%
*   China Nuclear Energy Technology
      Corp., Ltd.                            60,000     10,278       0.0%
*   China Oceanwide Holdings, Ltd.          662,000     36,096       0.0%
    China Oil & Gas Group, Ltd.           1,768,000    132,057       0.0%
    China Oilfield Services, Ltd. Class H   326,000    325,249       0.0%
*   China Online Education Group ADR          1,626     18,146       0.0%
#   China Oriental Group Co., Ltd.          444,000    318,168       0.0%
    China Overseas Grand Oceans Group,
      Ltd.                                  661,000    286,936       0.0%
    China Overseas Land & Investment,
      Ltd.                                1,170,000  3,920,239       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
CHINA -- (Continued)
    China Overseas Property Holdings,
      Ltd.                                  820,000 $  245,082       0.0%
    China Pacific Insurance Group Co.,
      Ltd. Class H                          103,800    458,036       0.0%
    China Petroleum & Chemical Corp. ADR      2,000    195,080       0.0%
    China Petroleum & Chemical Corp.
      Class H                             4,126,000  4,018,141       0.1%
    China Pioneer Pharma Holdings, Ltd.     237,000     76,201       0.0%
#   China Power Clean Energy Development
      Co., Ltd.                             100,000     56,900       0.0%
#   China Power International
      Development, Ltd.                   1,059,999    284,146       0.0%
*   China Properties Group, Ltd.             81,000     15,560       0.0%
    China Railway Construction Corp.,
      Ltd. Class H                          588,500    696,918       0.0%
    China Railway Group, Ltd. Class H       746,000    597,939       0.0%
    China Railway Signal & Communication
      Corp., Ltd. Class H                   254,000    198,025       0.0%
*   China Rare Earth Holdings, Ltd.         314,399     18,764       0.0%
    China Reinsurance Group Corp. Class H   761,000    160,326       0.0%
    China Resources Beer Holdings Co.,
      Ltd.                                  317,807  1,368,772       0.1%
    China Resources Cement Holdings, Ltd.   678,000    711,275       0.0%
    China Resources Gas Group, Ltd.         370,000  1,360,713       0.1%
    China Resources Land, Ltd.              568,000  2,133,252       0.1%
    China Resources Pharmaceutical
      Group, Ltd.                           588,500    813,577       0.0%
    China Resources Phoenix Healthcare
      Holdings Co., Ltd.                     72,500     94,762       0.0%
    China Resources Power Holdings Co.,
      Ltd.                                  264,690    507,705       0.0%
*   China Ruifeng Renewable Energy
      Holdings, Ltd.                        252,000     22,148       0.0%
    China Sanjiang Fine Chemicals Co.,
      Ltd.                                  303,000    116,689       0.0%
    China SCE Property Holdings, Ltd.       853,000    428,046       0.0%
#*  China Shengmu Organic Milk, Ltd.        593,000     69,114       0.0%
    China Shenhua Energy Co., Ltd.
      Class H                               478,000  1,172,466       0.1%
    China Shineway Pharmaceutical Group,
      Ltd.                                  203,000    416,285       0.0%
    China Silver Group, Ltd.                332,000     61,052       0.0%
#   China Singyes Solar Technologies
      Holdings, Ltd.                        271,000     97,606       0.0%
    China South City Holdings, Ltd.       1,318,000    286,569       0.0%
    China Southern Airlines Co., Ltd.
      Class H                               678,000    730,044       0.0%
#   China Southern Airlines Co., Ltd.
      Sponsored ADR                           2,392    129,311       0.0%
    China Starch Holdings, Ltd.             855,000     32,486       0.0%
#   China State Construction
      International Holdings, Ltd.          796,500  1,035,890       0.1%
    China Sunshine Paper Holdings Co.,
      Ltd.                                  119,000     34,098       0.0%
    China Suntien Green Energy Corp.,
      Ltd. Class H                          417,000    139,426       0.0%
    China Taiping Insurance Holdings
      Co., Ltd.                             307,200  1,027,329       0.1%
#   China Telecom Corp., Ltd. ADR             1,739     83,820       0.0%
    China Telecom Corp., Ltd. Class H       552,000    267,572       0.0%
#   China Tian Lun Gas Holdings, Ltd.        73,500     50,557       0.0%
#   China Traditional Chinese Medicine
      Holdings Co., Ltd.                    476,000    409,304       0.0%
    China Travel International
      Investment Hong Kong, Ltd.            866,000    322,884       0.0%
*   China Unicom Hong Kong, Ltd.          1,712,000  2,420,851       0.1%
*   China Unicom Hong Kong, Ltd. ADR         32,502    456,003       0.0%
    China Vanke Co., Ltd. Class H           181,300    749,286       0.0%
#   China Vast Industrial Urban
      Development Co., Ltd.                  70,000     35,975       0.0%
#   China Water Affairs Group, Ltd.         242,000    229,670       0.0%
*   China Water Industry Group, Ltd.        204,000     42,007       0.0%
    China Wood Optimization Holding, Ltd.    56,000     14,978       0.0%
    China XLX Fertiliser, Ltd.              116,000     45,615       0.0%
#*  China Yurun Food Group, Ltd.            510,000     80,119       0.0%
#   China ZhengTong Auto Services
      Holdings, Ltd.                        303,500    245,421       0.0%
#   China Zhongwang Holdings, Ltd.          575,600    322,503       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
CHINA -- (Continued)
    Chinasoft International, Ltd.           486,000 $  357,168       0.0%
    Chongqing Machinery & Electric Co.,
      Ltd. Class H                          482,000     46,450       0.0%
    Chongqing Rural Commercial Bank Co.,
      Ltd. Class H                        1,273,000    973,811       0.1%
    Chu Kong Shipping Enterprise Group
      Co., Ltd.                             160,000     41,036       0.0%
    CIFI Holdings Group Co., Ltd.         1,500,000  1,181,171       0.1%
#*  CIMC Enric Holdings, Ltd.               122,000    126,194       0.0%
*   CITIC Dameng Holdings, Ltd.             460,000     22,962       0.0%
    CITIC Resources Holdings, Ltd.        1,834,000    206,562       0.0%
    CITIC Securities Co., Ltd. Class H      254,000    619,183       0.0%
    CITIC, Ltd.                             637,000    971,425       0.1%
#   Citychamp Watch & Jewellery Group,
      Ltd.                                  326,000     69,673       0.0%
    Clear Media, Ltd.                        25,000     19,112       0.0%
    CNOOC, Ltd.                           1,896,000  3,207,488       0.1%
    CNOOC, Ltd. Sponsored ADR                 8,898  1,503,851       0.1%
*   COFCO Meat Holdings, Ltd.               204,000     31,605       0.0%
#   Cogobuy Group                           136,000     65,773       0.0%
#   Colour Life Services Group Co., Ltd.    161,000    136,988       0.0%
    Comba Telecom Systems Holdings, Ltd.    539,983     76,736       0.0%
    Concord New Energy Group, Ltd.        1,860,000     87,386       0.0%
    Consun Pharmaceutical Group, Ltd.       206,000    221,984       0.0%
#*  Coolpad Group, Ltd.                   1,152,600     11,295       0.0%
*   COSCO SHIPPING Development Co., Ltd.
      Class H                             1,610,000    298,153       0.0%
    COSCO SHIPPING Energy Transportation
      Co., Ltd. Class H                     442,000    218,256       0.0%
#*  COSCO SHIPPING Holdings Co., Ltd.
      Class H                               802,000    407,375       0.0%
    COSCO SHIPPING International Hong
      Kong Co., Ltd.                        210,000     83,477       0.0%
    COSCO SHIPPING Ports, Ltd.              600,689    528,291       0.0%
*   Coslight Technology International
      Group Co., Ltd.                        46,000     18,178       0.0%
#   Cosmo Lady China Holdings Co., Ltd.     196,000    125,471       0.0%
#   Country Garden Holdings Co., Ltd.     1,172,000  2,389,783       0.1%
    CP Pokphand Co., Ltd.                 3,128,000    281,805       0.0%
#   CPMC Holdings, Ltd.                     126,000     77,681       0.0%
#   CRCC High-Tech Equipment Corp., Ltd.
      Class H                               137,500     30,321       0.0%
    CRRC Corp., Ltd.                        232,000    205,060       0.0%
*   CSMall Group, Ltd.                       75,533     16,841       0.0%
    CSPC Pharmaceutical Group, Ltd.         992,000  2,526,682       0.1%
#   CSSC Offshore and Marine Engineering
      Group Co., Ltd. Class H                54,000     70,190       0.0%
#   CT Environmental Group, Ltd.          1,052,000    160,063       0.0%
#*  Ctrip.com International, Ltd. ADR        41,312  1,689,661       0.1%
#*  CWT International, Ltd.               1,480,000     56,350       0.0%
    Da Ming International Holdings, Ltd.     36,000     11,387       0.0%
    Dah Chong Hong Holdings, Ltd.           268,000    142,351       0.0%
    Dali Foods Group Co., Ltd.              480,500    332,628       0.0%
    Dalian Port PDA Co., Ltd. Class H       293,000     47,600       0.0%
*   Daphne International Holdings, Ltd.     304,000     15,596       0.0%
#*  Datang International Power
      Generation Co., Ltd. Class H          458,000    150,004       0.0%
    Dawnrays Pharmaceutical Holdings,
      Ltd.                                  185,000    102,164       0.0%
#*  Differ Group Holding Co., Ltd.          120,000      9,007       0.0%
*   Digital China Holdings, Ltd.            272,000    155,011       0.0%
*   Dongfang Electric Corp., Ltd. Class H   108,800     84,880       0.0%
    Dongfeng Motor Group Co., Ltd.
      Class H                               628,000    694,464       0.0%
#   Dongjiang Environmental Co., Ltd.
      Class H                                94,400    133,229       0.0%
    Dongyue Group, Ltd.                     320,000    266,417       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
CHINA -- (Continued)
#   Dynagreen Environmental Protection
      Group Co., Ltd. Class H               110,000 $   56,773       0.0%
    E-Commodities Holdings, Ltd.            588,000     46,714       0.0%
*   eHi Car Services, Ltd. Sponsored ADR      2,632     34,400       0.0%
    ENN Energy Holdings, Ltd.               104,000    972,558       0.1%
    Essex Bio-technology, Ltd.               85,000     75,019       0.0%
    EVA Precision Industrial Holdings,
      Ltd.                                  414,000     64,512       0.0%
    Everbright Securities Co., Ltd.
      Class H                                60,200     72,241       0.0%
*   EverChina International Holdings
      Co., Ltd.                             335,000      7,525       0.0%
    Fantasia Holdings Group Co., Ltd.       753,000    148,094       0.0%
    Far East Horizon, Ltd.                  719,000    713,454       0.0%
#   First Tractor Co., Ltd. Class H         156,000     54,440       0.0%
    Fosun International, Ltd.               378,072    803,401       0.0%
    Fu Shou Yuan International Group,
      Ltd.                                  380,000    362,481       0.0%
#   Fufeng Group, Ltd.                      693,000    386,183       0.0%
#*  Fuguiniao Co., Ltd. Class H              37,999      3,522       0.0%
#   Fullshare Holdings, Ltd.                872,500    479,010       0.0%
#   Future Land Development Holdings,
      Ltd.                                  960,000    794,943       0.0%
    Fuyao Glass Industry Group Co., Ltd.
      Class H                               137,200    471,567       0.0%
*   GCL-Poly Energy Holdings, Ltd.        5,708,000    706,050       0.0%
    Geely Automobile Holdings, Ltd.         930,000  2,445,927       0.1%
#   Gemdale Properties & Investment
      Corp., Ltd.                         1,828,000    207,334       0.0%
#   Genscript Biotech Corp.                  80,000    266,684       0.0%
    GF Securities Co., Ltd. Class H          94,200    165,848       0.0%
*   Glorious Property Holdings, Ltd.      1,282,000    103,864       0.0%
#   Golden Eagle Retail Group, Ltd.         193,000    221,712       0.0%
    Golden Meditech Holdings, Ltd.           96,000     10,387       0.0%
    Golden Throat Holdings Group Co.,
      Ltd.                                   79,000     17,119       0.0%
    Goldpac Group, Ltd.                      58,000     17,822       0.0%
#   GOME Retail Holdings, Ltd.            3,982,000    428,330       0.0%
#*  Grand Baoxin Auto Group, Ltd.           202,164     84,381       0.0%
#   Great Wall Motor Co., Ltd. Class H      731,000    758,193       0.0%
    Greatview Aseptic Packaging Co., Ltd.   464,000    307,519       0.0%
    Greenland Hong Kong Holdings, Ltd.      376,000    173,235       0.0%
#   Greentown China Holdings, Ltd.          242,000    318,913       0.0%
    Greentown Service Group Co., Ltd.       292,000    242,834       0.0%
#*  Ground International Development,
      Ltd.                                   55,000     11,765       0.0%
    Guangdong Investment, Ltd.              326,000    504,593       0.0%
*   Guangdong Land Holdings, Ltd.            76,000     17,093       0.0%
    Guangdong Yueyun Transportation Co.,
      Ltd. Class H                           79,000     45,481       0.0%
    Guangshen Railway Co., Ltd. Class H     308,000    178,599       0.0%
    Guangshen Railway Co., Ltd.
      Sponsored ADR                             600     17,400       0.0%
    Guangzhou Automobile Group Co., Ltd.
      Class H                               156,000    285,747       0.0%
    Guangzhou Baiyunshan Pharmaceutical
      Holdings Co., Ltd. Class H             46,000    176,963       0.0%
    Guangzhou R&F Properties Co., Ltd.
      Class H                               477,200  1,134,590       0.1%
    Guolian Securities Co., Ltd. Class H    130,000     45,454       0.0%
#   Guorui Properties, Ltd.                 227,000     74,794       0.0%
*   Haichang Ocean Park Holdings, Ltd.      229,000     55,806       0.0%
    Haier Electronics Group Co., Ltd.       291,000  1,006,794       0.1%
#*  Hailiang Education Group, Inc. ADR        1,504    123,328       0.0%
    Haitian International Holdings, Ltd.    284,000    755,810       0.0%
    Haitong Securities Co., Ltd. Class H    324,400    442,938       0.0%
*   Hanergy Thin Film Power Group, Ltd.     190,000      1,011       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
CHINA -- (Continued)
*   Harbin Bank Co., Ltd. Class H           359,000 $   97,391       0.0%
    Harbin Electric Co., Ltd. Class H       270,000     78,948       0.0%
    Harmonicare Medical Holdings, Ltd.       99,000     30,478       0.0%
#   HC International, Inc.                  186,500    125,723       0.0%
*   Health and Happiness H&H
      International Holdings, Ltd.          102,500    736,195       0.0%
    Hengan International Group Co., Ltd.    205,500  1,827,581       0.1%
    Hengdeli Holdings, Ltd.                 720,000     32,777       0.0%
*   Hi Sun Technology China, Ltd.           609,000     93,197       0.0%
    Hilong Holding, Ltd.                    359,000     54,428       0.0%
    Hisense Kelon Electrical Holdings
      Co., Ltd. Class H                      48,000     48,746       0.0%
    HKC Holdings, Ltd.                       77,000     57,383       0.0%
    HNA Infrastructure Co., Ltd. Class H     35,000     46,335       0.0%
*   Honghua Group, Ltd.                     898,000     89,686       0.0%
    Honworld Group, Ltd.                     59,000     26,623       0.0%
    Hopefluent Group Holdings, Ltd.          88,000     40,225       0.0%
    Hopewell Highway Infrastructure, Ltd.   118,500     72,119       0.0%
    Hopson Development Holdings, Ltd.       256,000    272,341       0.0%
#   HOSA International, Ltd.                144,000     52,136       0.0%
*   Hua Han Health Industry Holdings,
      Ltd.                                1,494,000     37,842       0.0%
    Hua Hong Semiconductor, Ltd.            129,000    291,092       0.0%
    Huadian Fuxin Energy Corp., Ltd.
      Class H                               618,000    175,380       0.0%
    Huadian Power International Corp.,
      Ltd. Class H                          352,000    142,844       0.0%
    Huaneng Power International, Inc.
      Class H                               508,000    335,737       0.0%
#   Huaneng Power International, Inc.
      Sponsored ADR                             900     23,508       0.0%
    Huaneng Renewables Corp., Ltd.
      Class H                             2,406,000  1,068,511       0.1%
    Huatai Securities Co., Ltd. Class H     110,600    224,030       0.0%
    Huishang Bank Corp., Ltd. Class H       244,000    117,596       0.0%
#*  Hydoo International Holding, Ltd.       236,000     14,072       0.0%
*   IMAX China Holding, Inc.                 60,900    202,107       0.0%
    Industrial & Commercial Bank of
      China, Ltd. Class H                 6,595,000  5,789,625       0.2%
#   Inner Mongolia Yitai Coal Co., Ltd.
      Class H                                25,300     29,307       0.0%
*   JD.com, Inc. ADR                         11,707    427,423       0.0%
    Jiangnan Group, Ltd.                    504,000     30,106       0.0%
    Jiangsu Expressway Co., Ltd. Class H    168,000    230,349       0.0%
    Jiangxi Copper Co., Ltd. Class H        316,000    449,256       0.0%
#*  Jiayuan International Group, Ltd.       320,000    593,761       0.0%
#*  Jinchuan Group International
      Resources Co., Ltd.                   366,000     74,653       0.0%
*   JinkoSolar Holding Co., Ltd. ADR         10,086    185,381       0.0%
    Jinmao Hotel and Jinmao China Hotel
      Investments and Management, Ltd.       53,500     32,733       0.0%
#   JNBY Design, Ltd.                        94,000    190,687       0.0%
    Joy City Property, Ltd.               1,328,000    204,961       0.0%
    Ju Teng International Holdings, Ltd.    328,000     63,845       0.0%
*   Jutal Offshore Oil Services, Ltd.       142,000     31,833       0.0%
#   K Wah International Holdings, Ltd.      499,072    306,339       0.0%
*   Kaisa Group Holdings, Ltd.              776,000    414,527       0.0%
    Kangda International Environmental
      Co., Ltd.                             177,000     30,338       0.0%
*   Kasen International Holdings, Ltd.      223,000     51,754       0.0%
    Kingboard Chemical Holdings, Ltd.       341,000  1,387,287       0.1%
    Kingboard Laminates Holdings, Ltd.      535,500    713,764       0.0%
*   Kingdee International Software Group
      Co., Ltd.                             220,000    213,567       0.0%
    Kingsoft Corp., Ltd.                    195,000    579,028       0.0%
*   Kong Sun Holdings, Ltd.                 300,000      8,425       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
CHINA -- (Continued)
#*  Koradior Holdings, Ltd.                  57,000 $   65,934       0.0%
#*  KuangChi Science, Ltd.                  875,000    198,799       0.0%
    Kunlun Energy Co., Ltd.               1,596,000  1,366,520       0.1%
    KWG Property Holding, Ltd.              459,000    618,292       0.0%
    Le Saunda Holdings, Ltd.                 57,200      8,324       0.0%
    Lee & Man Chemical Co., Ltd.             38,000     28,853       0.0%
    Lee & Man Paper Manufacturing, Ltd.     525,000    578,276       0.0%
    Lee's Pharmaceutical Holdings, Ltd.      76,500     98,909       0.0%
    Legend Holdings Corp. Class H            72,100    240,659       0.0%
#   Lenovo Group, Ltd.                    3,268,000  1,551,569       0.1%
    Leoch International Technology, Ltd.    133,000     20,059       0.0%
#*  Leyou Technologies Holdings, Ltd.       900,000    230,040       0.0%
*   Li Ning Co., Ltd.                       353,000    397,463       0.0%
#*  Lianhua Supermarket Holdings Co.,
      Ltd. Class H                          209,000     56,088       0.0%
*   Lifestyle China Group, Ltd.             309,500    135,604       0.0%
#*  Lifetech Scientific Corp.               200,000     60,847       0.0%
#*  Link Motion, Inc. Sponsored ADR          31,632     61,682       0.0%
#*  Lisi Group Holdings, Ltd.               292,000     44,533       0.0%
    Livzon Pharmaceutical Group, Inc.
      Class H                                 5,285     38,068       0.0%
    LK Technology Holdings, Ltd.            135,000     23,770       0.0%
    Logan Property Holdings Co., Ltd.       528,000    774,138       0.0%
    Longfor Properties Co., Ltd.            427,500  1,278,538       0.1%
#*  LongiTech Smart Energy Holding, Ltd.     76,499     21,347       0.0%
    Lonking Holdings, Ltd.                  648,000    294,465       0.0%
#   Luye Pharma Group, Ltd.                 277,000    293,673       0.0%
#*  Maanshan Iron & Steel Co., Ltd.
      Class H                               778,000    381,884       0.0%
    Maoye International Holdings, Ltd.      275,000     29,192       0.0%
    Metallurgical Corp. of China, Ltd.
      Class H                               346,000    110,483       0.0%
*   MIE Holdings Corp.                      246,000     13,679       0.0%
    MIN XIN Holdings, Ltd.                   22,000     14,859       0.0%
*   Mingfa Group International Co., Ltd.    299,000      2,145       0.0%
#   Minmetals Land, Ltd.                    426,000     80,926       0.0%
#   Minth Group, Ltd.                       290,000  1,376,954       0.1%
*   MMG, Ltd.                             1,076,000    798,250       0.0%
    MOBI Development Co., Ltd.              115,000     11,882       0.0%
    Mobile Internet China Holding, Ltd.      95,000     25,143       0.0%
    Modern Land China Co., Ltd.             351,000     65,588       0.0%
#*  Momo, Inc. Sponsored ADR                 41,920  1,463,008       0.1%
*   Munsun Capital Group, Ltd.            2,646,000      6,703       0.0%
#   Nan Hai Corp., Ltd.                   7,050,000    182,250       0.0%
#*  National Agricultural Holdings, Ltd.    206,000      5,856       0.0%
    NetDragon Websoft Holdings, Ltd.         15,000     36,154       0.0%
    NetEase, Inc. ADR                         9,928  2,552,191       0.1%
    New China Life Insurance Co., Ltd.
      Class H                                26,100    121,689       0.0%
    New Oriental Education & Technology
      Group, Inc. Sponsored ADR               9,592    861,745       0.0%
#*  New Provenance Everlasting Holdings,
      Ltd.                                4,230,000     59,825       0.0%
*   New World Department Store China,
      Ltd.                                  182,000     41,892       0.0%
    Nexteer Automotive Group, Ltd.          477,000    733,898       0.0%
    Nine Dragons Paper Holdings, Ltd.       630,000    939,619       0.0%
*   Noah Holdings, Ltd. Sponsored ADR         3,563    184,100       0.0%
*   North Mining Shares Co., Ltd.         3,570,000     65,944       0.0%
    NVC Lighting Holdings, Ltd.             480,000     48,545       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
CHINA -- (Continued)
#*  O-Net Technologies Group, Ltd.           86,000 $   54,934       0.0%
*   Ourgame International Holdings, Ltd.     67,000     12,226       0.0%
    Overseas Chinese Town Asia Holdings,
      Ltd.                                   46,000     28,207       0.0%
#*  Ozner Water International Holding,
      Ltd.                                  150,000     40,893       0.0%
    Pacific Online, Ltd.                    129,000     20,325       0.0%
#*  Panda Green Energy Group, Ltd.        1,398,000    149,059       0.0%
*   Parkson Retail Group, Ltd.              415,500     50,965       0.0%
#   PAX Global Technology, Ltd.             334,000    151,083       0.0%
    People's Insurance Co. Group of
      China, Ltd. (The) Class H           1,085,000    510,802       0.0%
    PetroChina Co., Ltd. ADR                  1,900    139,859       0.0%
    PetroChina Co., Ltd. Class H          3,084,000  2,272,504       0.1%
    Phoenix Media Investment Holdings,
      Ltd.                                  338,000     35,992       0.0%
*   Phoenix New Media, Ltd. ADR               9,125     37,139       0.0%
    PICC Property & Casualty Co., Ltd.
      Class H                               556,000    995,334       0.1%
    Ping An Insurance Group Co. of
      China, Ltd. Class H                   618,000  6,038,725       0.2%
    Poly Culture Group Corp., Ltd.
      Class H                                28,200     47,843       0.0%
*   Poly Property Group Co., Ltd.           772,000    358,816       0.0%
#   Pou Sheng International Holdings,
      Ltd.                                  609,000    101,545       0.0%
    Powerlong Real Estate Holdings, Ltd.    543,000    279,996       0.0%
*   PW Medtech Group, Ltd.                  327,000     61,274       0.0%
#   Q Technology Group Co., Ltd.            160,000    194,803       0.0%
    Qingdao Port International Co., Ltd.
      Class H                               278,000    227,691       0.0%
    Qingling Motors Co., Ltd. Class H       266,000     85,032       0.0%
#   Qinhuangdao Port Co., Ltd. Class H      195,500     51,763       0.0%
*   Qinqin Foodstuffs Group Cayman Co.,
      Ltd.                                    8,900      2,631       0.0%
#   Red Star Macalline Group Corp., Ltd.
      Class H                               158,400    212,700       0.0%
#   Redco Group                             656,000    410,870       0.0%
#*  Renhe Commercial Holdings Co., Ltd.   5,416,000    109,215       0.0%
#*  Renren, Inc. ADR                          5,178     46,447       0.0%
*   Rentian Technology Holdings, Ltd.       660,000     31,002       0.0%
*   REXLot Holdings, Ltd.                 4,800,000     24,908       0.0%
*   Rici Healthcare Holdings, Ltd.           46,000     11,658       0.0%
    Road King Infrastructure, Ltd.           83,000    157,361       0.0%
#*  Ronshine China Holdings, Ltd.           228,000    338,203       0.0%
*   Royale Furniture Holdings, Ltd.         270,000     24,689       0.0%
    Sany Heavy Equipment International
      Holdings Co., Ltd.                    408,000    126,487       0.0%
#   Seaspan Corp.                            18,977    145,933       0.0%
#*  Semiconductor Manufacturing
      International Corp.                 1,215,599  1,563,373       0.1%
#*  Semiconductor Manufacturing
      International Corp. ADR                30,682    198,819       0.0%
#   Shandong Chenming Paper Holdings,
      Ltd. Class H                          117,500    178,415       0.0%
    Shandong Weigao Group Medical
      Polymer Co., Ltd. Class H             436,000    267,939       0.0%
    Shandong Xinhua Pharmaceutical Co.,
      Ltd. Class H                           54,000     54,987       0.0%
#   Shanghai Dasheng Agricultural
      Finance Technology Co., Ltd.
      Class H                             1,104,000     18,849       0.0%
#*  Shanghai Electric Group Co., Ltd.
      Class H                               514,000    186,615       0.0%
    Shanghai Fosun Pharmaceutical Group
      Co., Ltd. Class H                      16,500     89,502       0.0%
*   Shanghai Fudan Microelectronics
      Group Co., Ltd. Class H               112,000    102,916       0.0%
    Shanghai Fudan-Zhangjiang
      Bio-Pharmaceutical Co., Ltd.
      Class H                               120,000     56,425       0.0%
    Shanghai Haohai Biological
      Technology Co., Ltd. Class H            9,300     60,809       0.0%
    Shanghai Industrial Holdings, Ltd.      175,000    458,901       0.0%
#   Shanghai Industrial Urban
      Development Group, Ltd.               600,000    129,041       0.0%
    Shanghai Jin Jiang International
      Hotels Group Co., Ltd. Class H        702,000    290,330       0.0%
    Shanghai La Chapelle Fashion Co.,
      Ltd. Class H                           19,600     20,425       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
CHINA -- (Continued)
    Shanghai Pharmaceuticals Holding
      Co., Ltd. Class H                     137,500 $  375,330       0.0%
    Shanghai Prime Machinery Co., Ltd.
      Class H                               320,000     52,875       0.0%
*   Shanghai Zendai Property, Ltd.        1,300,000     31,311       0.0%
    Shengjing Bank Co., Ltd. Class H        128,500     85,847       0.0%
    Shenguan Holdings Group, Ltd.           248,000     12,334       0.0%
    Shenzhen Expressway Co., Ltd. Class H   178,000    180,628       0.0%
    Shenzhen International Holdings, Ltd.   397,439    868,364       0.0%
    Shenzhen Investment, Ltd.             1,310,329    529,588       0.0%
    Shenzhou International Group
      Holdings, Ltd.                        126,000  1,375,446       0.1%
    Shimao Property Holdings, Ltd.          599,500  1,585,716       0.1%
*   Shougang Concord International
      Enterprises Co., Ltd.               3,384,000     92,865       0.0%
    Shougang Fushan Resources Group, Ltd.   824,000    201,994       0.0%
    Shui On Land, Ltd.                    1,353,000    364,308       0.0%
*   Shunfeng International Clean Energy,
      Ltd.                                  566,000     21,820       0.0%
    Sichuan Expressway Co., Ltd. Class H    236,000     81,494       0.0%
    Sihuan Pharmaceutical Holdings
      Group, Ltd.                         1,695,000    409,661       0.0%
*   Silver Grant International
      Industries, Ltd.                      376,000     80,812       0.0%
*   SINA Corp.                                  805     76,910       0.0%
    Sino Biopharmaceutical, Ltd.          1,263,000  2,659,636       0.1%
#*  Sino Oil And Gas Holdings, Ltd.       4,455,000     29,441       0.0%
    Sino-Ocean Group Holding, Ltd.        1,116,500    775,255       0.0%
#*  Sinofert Holdings, Ltd.                 754,000     89,736       0.0%
#*  Sinolink Worldwide Holdings, Ltd.       666,000     79,031       0.0%
#*  SinoMedia Holding, Ltd.                  54,000     14,426       0.0%
    Sinopec Engineering Group Co., Ltd.
      Class H                               445,000    458,796       0.0%
    Sinopec Kantons Holdings, Ltd.          388,000    183,536       0.0%
    Sinopec Shanghai Petrochemical Co.,
      Ltd. Class H                        1,710,000  1,135,455       0.1%
    Sinopharm Group Co., Ltd. Class H       485,600  2,047,639       0.1%
#   Sinosoft Technology Group, Ltd.         297,400    124,545       0.0%
#   Sinotrans Shipping, Ltd.                482,000    124,810       0.0%
    Sinotrans, Ltd. Class H                 668,000    382,737       0.0%
#   Sinotruk Hong Kong, Ltd.                254,500    298,178       0.0%
*   Skyfame Realty Holdings, Ltd.           372,000    261,465       0.0%
    Skyworth Digital Holdings, Ltd.         743,989    338,069       0.0%
#   SMI Holdings Group, Ltd.                260,799    112,614       0.0%
#   SOHO China, Ltd.                        747,500    383,831       0.0%
#*  Sohu.com, Inc.                            5,397    167,199       0.0%
#*  Sparkle Roll Group, Ltd.                176,000     10,940       0.0%
    Springland International Holdings,
      Ltd.                                  414,000    116,579       0.0%
*   SPT Energy Group, Inc.                  132,000     14,195       0.0%
*   SRE Group, Ltd.                       1,778,000     41,249       0.0%
    SSY Group, Ltd.                         731,026    738,655       0.0%
#*  Starrise Media Holdings, Ltd.           122,000     11,150       0.0%
    Sun Art Retail Group, Ltd.            1,092,500  1,227,918       0.1%
#   Sun King Power Electronics Group        176,000     34,944       0.0%
    Sunac China Holdings, Ltd.               68,000    288,845       0.0%
    Sunny Optical Technology Group Co.,
      Ltd.                                  118,000  1,925,480       0.1%
*   Sunshine 100 China Holdings, Ltd.       272,000    101,196       0.0%
    Symphony Holdings, Ltd.                 380,000     50,649       0.0%
    TAL Education Group ADR                  22,134    806,120       0.0%
    Tang Palace China Holdings, Ltd.         56,000     25,574       0.0%
    Tarena International, Inc. ADR            6,722     67,959       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
CHINA -- (Continued)
#*  Taung Gold International, Ltd.        3,820,000 $    18,445       0.0%
    TCL Multimedia Technology Holdings,
      Ltd.                                  190,666      86,841       0.0%
*   Tech Pro Technology Development, Ltd. 1,538,000       9,994       0.0%
#*  Technovator International, Ltd.         148,000      36,481       0.0%
    Ten Pao Group Holdings, Ltd.            116,000      15,453       0.0%
    Tencent Holdings, Ltd.                  209,100  10,279,959       0.3%
#   Tenwow International Holdings, Ltd.     224,000      32,770       0.0%
*   Tesson Holdings, Ltd.                    99,000      14,428       0.0%
    Texhong Textile Group, Ltd.             142,500     198,529       0.0%
    Tian An China Investment Co., Ltd.      148,000      89,833       0.0%
    Tian Ge Interactive Holdings, Ltd.      106,000      90,369       0.0%
    Tiangong International Co., Ltd.        296,000      65,732       0.0%
#   Tianjin Capital Environmental
      Protection Group Co., Ltd. Class H    120,000      65,177       0.0%
#   Tianjin Development Holdings, Ltd.      134,000      59,980       0.0%
    Tianjin Port Development Holdings,
      Ltd.                                1,154,000     159,612       0.0%
    Tianneng Power International, Ltd.      380,000     548,300       0.0%
    Tianyi Summi Holdings, Ltd.             100,000      10,702       0.0%
    Tianyun International Holdings, Ltd.    138,000      24,386       0.0%
*   Tibet Water Resources, Ltd.             288,000     124,039       0.0%
    Tingyi Cayman Islands Holding Corp.     562,000   1,065,103       0.1%
    Tomson Group, Ltd.                      194,000      96,926       0.0%
    Tong Ren Tang Technologies Co., Ltd.
      Class H                               247,000     397,061       0.0%
#   Tongda Group Holdings, Ltd.           1,690,000     374,301       0.0%
    Tonly Electronics Holdings, Ltd.         26,000      26,369       0.0%
    Top Spring International Holdings,
      Ltd.                                   91,000      37,748       0.0%
#   Towngas China Co., Ltd.                 270,732     241,265       0.0%
    TPV Technology, Ltd.                    282,000      34,738       0.0%
    Travelsky Technology, Ltd. Class H       97,000     283,340       0.0%
    Trigiant Group, Ltd.                    222,000      32,917       0.0%
#   Truly International Holdings, Ltd.      412,000      93,618       0.0%
    Tsaker Chemical Group, Ltd.             108,500      57,041       0.0%
    Tsingtao Brewery Co., Ltd. Class H       62,000     320,998       0.0%
#*  Tuniu Corp. Sponsored ADR                 2,400      14,880       0.0%
    Uni-President China Holdings, Ltd.      398,000     376,242       0.0%
#   United Energy Group, Ltd.             2,860,000     239,357       0.0%
#   Universal Medical Financial &
      Technical Advisory Services Co.,
      Ltd.                                  262,500     242,128       0.0%
#*  V1 Group, Ltd.                          846,000      47,274       0.0%
#   Vinda International Holdings, Ltd.       64,000     110,638       0.0%
*   Vipshop Holdings, Ltd. ADR              144,045   2,229,817       0.1%
    Wanguo International Mining Group,
      Ltd.                                   62,000      14,288       0.0%
    Want Want China Holdings, Ltd.        1,421,000   1,255,695       0.1%
    Wasion Group Holdings, Ltd.             168,000      94,088       0.0%
*   Weibo Corp. Sponsored ADR                 2,986     341,957       0.0%
    Weichai Power Co., Ltd. Class H         842,000     974,739       0.1%
    Weiqiao Textile Co. Class H              90,000      43,604       0.0%
*   West China Cement, Ltd.               1,066,000     216,212       0.0%
#   Wisdom Sports Group                     194,000      19,366       0.0%
*   Wuzhou International Holdings, Ltd.     274,000      21,207       0.0%
#   Xiabuxiabu Catering Management China
      Holdings Co., Ltd.                    151,500     260,107       0.0%
    Xiamen International Port Co., Ltd.
      Class H                               426,000      74,627       0.0%
#*  Xinchen China Power Holdings, Ltd.      176,000      19,394       0.0%
    Xingda International Holdings, Ltd.     394,797     141,013       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
CHINA -- (Continued)
*   Xingfa Aluminium Holdings, Ltd.         40,000 $     32,436       0.0%
    Xinhua Winshare Publishing and
      Media Co., Ltd. Class H              105,000       81,940       0.0%
#   Xinjiang Goldwind Science &
      Technology Co., Ltd. Class H         146,380      277,186       0.0%
*   Xinjiang Xinxin Mining Industry
      Co., Ltd. Class H                    367,000       50,627       0.0%
    Xinyi Solar Holdings, Ltd.           1,588,000      723,577       0.0%
    Xinyuan Real Estate Co., Ltd. ADR       16,785       84,429       0.0%
    XTEP International Holdings, Ltd.      332,000      192,883       0.0%
    Yadea Group Holdings, Ltd.             384,000      131,874       0.0%
*   Yanchang Petroleum International,
      Ltd.                               1,420,000       19,168       0.0%
    Yangtze Optical Fibre and Cable
      Joint Stock, Ltd. Co. Class H         70,000      296,349       0.0%
    Yanzhou Coal Mining Co., Ltd.
      Class H                              732,000      915,967       0.0%
#*  Yashili International Holdings, Ltd.   337,000       76,634       0.0%
    YiChang HEC ChangJiang
      Pharmaceutical Co., Ltd. Class H      20,200       95,923       0.0%
    Yida China Holdings, Ltd.               84,000       27,290       0.0%
#   Yihai International Holding, Ltd.      194,000      265,011       0.0%
    Yip's Chemical Holdings, Ltd.           84,000       29,547       0.0%
#   Yirendai, Ltd. ADR                       6,345      223,788       0.0%
#*  Youyuan International Holdings, Ltd.   173,000       98,755       0.0%
*   Yuanda China Holdings, Ltd.            374,000        5,073       0.0%
*   YuanShengTai Dairy Farm, Ltd.          185,000        7,056       0.0%
    Yuexiu Property Co., Ltd.            2,520,000      566,954       0.0%
#   Yuexiu Transport Infrastructure,
      Ltd.                                 180,000      135,727       0.0%
    Yum China Holdings, Inc.                34,520    1,476,075       0.1%
    Yunnan Water Investment Co., Ltd.
      Class H                               71,000       27,877       0.0%
    Yuzhou Properties Co., Ltd.            829,000      603,040       0.0%
*   YY, Inc. ADR                            13,053    1,258,179       0.1%
#   Zhaojin Mining Industry Co., Ltd.
      Class H                              252,000      197,265       0.0%
    Zhejiang Expressway Co., Ltd.
      Class H                              342,000      351,206       0.0%
    Zhengzhou Coal Mining Machinery
      Group Co., Ltd. Class H               76,800       45,336       0.0%
#*  Zhong An Real Estate, Ltd.           1,326,000       87,058       0.0%
    Zhongsheng Group Holdings, Ltd.        259,500      743,902       0.0%
*   Zhongyu Gas Holdings, Ltd.             188,000      175,282       0.0%
    Zhuhai Holdings Investment Group,
      Ltd.                                 204,000       26,167       0.0%
    Zhuzhou CRRC Times Electric Co.,
      Ltd. Class H                          94,100      498,906       0.0%
    Zijin Mining Group Co., Ltd. Class H 2,152,000      976,144       0.1%
    Zoomlion Heavy Industry Science and
      Technology Co., Ltd. Class H         449,200      192,946       0.0%
#*  ZTE Corp. Class H                       11,960       27,030       0.0%
                                                   ------------       ---
TOTAL CHINA                                         251,437,525       7.7%
                                                   ------------       ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                      67,180      405,622       0.0%
    Banco de Bogota SA                       4,188      103,621       0.0%
    Bancolombia SA                          21,565      254,884       0.0%
    Bancolombia SA Sponsored ADR             6,979      332,619       0.0%
    Celsia SA ESP                           78,114      128,755       0.0%
    Cementos Argos SA                       35,145      124,242       0.0%
*   Cemex Latam Holdings SA                 45,944      141,645       0.0%
    Corp. Financiera Colombiana SA          16,135      138,779       0.0%
    Ecopetrol SA                           620,580      684,880       0.1%
    Ecopetrol SA Sponsored ADR               3,500       77,280       0.0%
    Grupo Argos SA                          39,685      282,561       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                          SHARES  VALUE++   OF NET ASSETS**
                                          ------ ---------- ---------------
COLOMBIA -- (Continued)
    Grupo Aval Acciones y Valores SA       7,668 $   67,939       0.0%
    Grupo de Inversiones Suramericana SA  17,516    243,070       0.0%
    Grupo Energia Bogota SA ESP           61,864     45,369       0.0%
    Grupo Nutresa SA                      32,088    310,718       0.0%
    Interconexion Electrica SA ESP        57,378    295,780       0.0%
    Promigas SA ESP                       11,599     30,557       0.0%
                                                 ----------       ---
TOTAL COLOMBIA                                    3,668,321       0.1%
                                                 ----------       ---
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                              36,292    926,791       0.0%
    Komercni Banka A.S.                    1,600     69,031       0.0%
    Moneta Money Bank A.S.                29,402    105,684       0.0%
    O2 Czech Republic A.S.                 7,324    100,117       0.0%
    Philip Morris CR A.S.                     60     46,049       0.0%
                                                 ----------       ---
TOTAL CZECH REPUBLIC                              1,247,672       0.0%
                                                 ----------       ---
DENMARK -- (1.1%)
#*  ALK-Abello A.S.                        1,552    196,090       0.0%
    Alm Brand A.S.                        25,496    269,450       0.0%
    Ambu A.S. Class B                     33,020    765,773       0.0%
    AP Moller - Maersk A.S. Class A          262    399,893       0.0%
    AP Moller - Maersk A.S. Class B          437    700,072       0.0%
*   Bang & Olufsen A.S.                    9,793    241,056       0.0%
    BankNordik P/F                         1,133     19,432       0.0%
#*  Bavarian Nordic A.S.                  11,744    320,562       0.0%
    Brodrene Hartmann A.S.                   736     43,483       0.0%
    Carlsberg A.S. Class B                13,314  1,488,927       0.1%
    Chr Hansen Holding A.S.               16,630  1,507,492       0.1%
    Coloplast A.S. Class B                 5,200    440,511       0.0%
    Columbus A.S.                         21,762     54,598       0.0%
#*  D/S Norden A.S.                       10,983    200,373       0.0%
    Danske Bank A.S.                      53,244  1,853,005       0.1%
    DFDS A.S.                             11,409    710,312       0.0%
    DSV A.S.                              39,340  3,115,560       0.1%
    FLSmidth & Co. A.S.                   14,233    879,138       0.0%
*   Genmab A.S.                            1,231    248,537       0.0%
    GN Store Nord A.S.                    40,166  1,411,191       0.1%
    H Lundbeck A.S.                       25,729  1,490,523       0.1%
*   H+H International A.S. Class B         5,167    109,372       0.0%
    IC Group A.S.                          2,462     64,745       0.0%
    ISS A.S.                              34,563  1,205,355       0.0%
    Jyske Bank A.S.                       24,641  1,475,493       0.1%
    Matas A.S.                            10,707    123,305       0.0%
*   Nilfisk Holding A.S.                  11,720    573,937       0.0%
#*  NKT A.S.                              10,339    307,339       0.0%
    NNIT A.S.                              1,469     40,732       0.0%
    Nordjyske Bank A.S.                      616     19,156       0.0%
    Novo Nordisk A.S. Class B             64,873  3,050,842       0.1%
    Novo Nordisk A.S. Sponsored ADR        5,344    250,847       0.0%
    Novozymes A.S. Class B                27,912  1,312,223       0.1%
#   Orsted A.S.                            5,014    330,100       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
DENMARK -- (Continued)
    Pandora A.S.                           22,006 $ 2,444,625       0.1%
    Parken Sport & Entertainment A.S.       1,486      18,476       0.0%
    Per Aarsleff Holding A.S.               6,846     256,329       0.0%
    Ringkjoebing Landbobank A.S.            8,076     486,528       0.0%
    Rockwool International A.S. Class A       237      64,435       0.0%
    Rockwool International A.S. Class B     2,336     704,273       0.0%
    Royal Unibrew A.S.                     19,757   1,308,113       0.1%
#   RTX A.S.                                2,334      61,817       0.0%
*   Santa Fe Group A.S.                     3,545      19,259       0.0%
    Scandinavian Tobacco Group A.S.
      Class A                               1,607      26,842       0.0%
    Schouw & Co., A.S.                      7,365     724,419       0.0%
    SimCorp A.S.                           10,418     755,299       0.0%
    Solar A.S. Class B                      1,975     127,443       0.0%
    Spar Nord Bank A.S.                    29,951     342,064       0.0%
    Sydbank A.S.                           27,779   1,026,939       0.0%
    Tivoli A.S.                               239      24,890       0.0%
*   TK Development A.S.                    12,267      14,012       0.0%
    Topdanmark A.S.                        26,504   1,246,474       0.0%
    Tryg A.S.                              29,821     705,823       0.0%
    United International Enterprises          421      94,292       0.0%
    Vestas Wind Systems A.S.               27,633   1,787,629       0.1%
*   Vestjysk Bank A.S.                      6,101       2,519       0.0%
*   William Demant Holding A.S.            28,692   1,118,176       0.0%
*   Zealand Pharma A.S.                     3,393      51,068       0.0%
                                                  -----------       ---
TOTAL DENMARK                                      38,631,168       1.2%
                                                  -----------       ---
EGYPT -- (0.0%)
    Commercial International Bank Egypt
      S.A.E. GDR                           26,910     137,699       0.0%
                                                  -----------       ---
FINLAND -- (1.3%)
#   Ahlstrom-Munksjo Oyj                    3,116      62,118       0.0%
    Aktia Bank Oyj                         11,556     114,897       0.0%
    Alma Media Oyj                          7,872      71,135       0.0%
#   Amer Sports Oyj                        51,690   1,581,156       0.1%
    Asiakastieto Group Oyj                    842      31,992       0.0%
#   Atria Oyj                               5,381      76,540       0.0%
*   BasWare Oyj                               277      13,663       0.0%
#   Bittium Oyj                             8,880      57,808       0.0%
    Cargotec Oyj Class B                   11,224     571,668       0.0%
#*  Caverion Oyj                            5,982      49,981       0.0%
#   Citycon Oyj                           102,500     234,425       0.0%
    Cramo Oyj                              14,076     330,445       0.0%
    Digia Oyj                               4,257      13,086       0.0%
    Elisa Oyj                              40,282   1,780,563       0.1%
    F-Secure Oyj                           19,883      88,610       0.0%
    Finnair Oyj                            35,294     481,081       0.0%
    Fiskars Oyj Abp                         7,278     181,126       0.0%
    Fortum Oyj                             80,585   1,853,679       0.1%
    HKScan Oyj Class A                     13,829      51,490       0.0%
#   Huhtamaki Oyj                          67,985   2,765,278       0.1%
    Kemira Oyj                             44,330     593,312       0.0%
    Kesko Oyj Class A                       2,475     141,164       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
FINLAND -- (Continued)
    Kesko Oyj Class B                      21,101 $ 1,239,046       0.1%
    Kone Oyj Class B                       19,362     961,621       0.0%
    Konecranes Oyj                         28,503   1,162,420       0.0%
    Lassila & Tikanoja Oyj                 12,076     242,334       0.0%
    Metsa Board Oyj                        81,496     913,107       0.0%
    Metso Oyj                              44,742   1,590,146       0.1%
    Neste Oyj                              29,236   2,461,862       0.1%
    Nokia Oyj(5946455)                     66,112     397,024       0.0%
    Nokia Oyj(5902941)                    388,393   2,330,441       0.1%
    Nokia Oyj Sponsored ADR                20,625     123,956       0.0%
    Nokian Renkaat Oyj                     54,303   2,172,763       0.1%
    Olvi Oyj Class A                        2,598      87,179       0.0%
    Oriola Oyj Class B                     50,101     168,878       0.0%
    Orion Oyj Class A                       3,808     125,181       0.0%
    Orion Oyj Class B                      15,157     459,722       0.0%
    Outokumpu Oyj                         126,895     821,237       0.0%
*   Outotec Oyj                            28,552     259,690       0.0%
    Ponsse Oyj                              3,929     147,703       0.0%
    Raisio Oyj Class V                     45,475     193,501       0.0%
    Ramirent Oyj                           45,230     393,138       0.0%
    Raute Oyj Class A                         344      12,529       0.0%
    Revenio Group Oyj                       5,418      86,826       0.0%
    Sampo Oyj Class A                      39,748   2,149,637       0.1%
    Sanoma Oyj                             25,907     288,000       0.0%
#*  Stockmann Oyj Abp Class B              10,970      53,268       0.0%
    Stora Enso Oyj Class R                188,447   3,717,042       0.1%
    Technopolis Oyj                        37,552     175,649       0.0%
    Teleste Oyj                               754       5,786       0.0%
    Tieto Oyj                              17,010     609,288       0.0%
#   Tikkurila Oyj                           9,364     169,296       0.0%
    Tokmanni Group Corp.                    2,961      25,150       0.0%
    UPM-Kymmene Oyj                       158,274   5,647,469       0.2%
    Uponor Oyj                             16,645     289,994       0.0%
    Vaisala Oyj Class A                     3,346      82,292       0.0%
    Valmet Oyj                             55,558   1,053,166       0.0%
    Wartsila Oyj Abp                       81,384   1,727,970       0.1%
    YIT Oyj                                53,599     359,694       0.0%
                                                  -----------       ---
TOTAL FINLAND                                      43,849,222       1.4%
                                                  -----------       ---
FRANCE -- (5.3%)
    ABC Arbitrage                          10,344      85,685       0.0%
    Accor SA                                5,124     289,618       0.0%
    Actia Group                             4,045      39,778       0.0%
    Aeroports de Paris                      3,023     665,432       0.0%
*   Air France-KLM                        119,693   1,173,042       0.0%
    Air Liquide SA                         24,303   3,158,814       0.1%
    Airbus SE                              17,611   2,067,233       0.1%
    Akka Technologies                       2,370     165,192       0.0%
    Albioma SA                              7,803     192,961       0.0%
    Alstom SA                              31,368   1,428,136       0.1%
    Altamir                                 3,771      63,385       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
FRANCE -- (Continued)
    Alten SA                                9,601 $  953,651       0.0%
#   Altran Technologies SA                 98,879  1,526,265       0.1%
#*  Amplitude Surgical SAS                  3,043     14,782       0.0%
    Amundi SA                               6,639    564,612       0.0%
#*  Antalis International SAS               5,947     11,713       0.0%
    Arkema SA                              27,594  3,614,664       0.1%
    Assystem                                4,086    137,556       0.0%
    Atos SE                                15,591  2,104,785       0.1%
    Aubay                                   2,990    144,358       0.0%
#   AXA SA                                151,222  4,324,743       0.1%
#   Axway Software SA                       1,582     38,664       0.0%
    Bastide le Confort Medical                979     57,739       0.0%
    Beneteau SA                            16,134    364,567       0.0%
    Bigben Interactive                      3,747     62,287       0.0%
    BioMerieux                              8,820    697,249       0.0%
    BNP Paribas SA                         87,601  6,762,732       0.2%
    Boiron SA                               2,787    248,402       0.0%
    Bollore SA                            106,558    529,606       0.0%
    Bonduelle SCA                           7,183    319,694       0.0%
#   Bourbon Corp.                           8,281     52,051       0.0%
#   Bouygues SA                            49,939  2,547,144       0.1%
    Bureau Veritas SA                      37,695    985,641       0.0%
    Capgemini SE                            9,393  1,292,155       0.0%
    Carrefour SA                          111,179  2,281,104       0.1%
#   Casino Guichard Perrachon SA           20,537  1,065,287       0.0%
    Chargeurs SA                            4,130    124,654       0.0%
    Cie de Saint-Gobain                    66,257  3,466,633       0.1%
    Cie des Alpes                           3,739    133,131       0.0%
    Cie Generale des Etablissements
      Michelin SCA                         40,141  5,644,743       0.2%
    Cie Plastic Omnium SA                  33,512  1,610,502       0.1%
    CNP Assurances                         23,142    592,753       0.0%
*   Coface SA                              32,262    408,746       0.0%
    Credit Agricole SA                     88,736  1,461,247       0.1%
#   Danone SA                              28,398  2,300,402       0.1%
    Danone SA Sponsored ADR                   930     15,122       0.0%
    Dassault Aviation SA                       97    193,403       0.0%
    Dassault Systemes SE                    8,917  1,155,553       0.0%
    Dassault Systemes SE Sponsored ADR        288     37,172       0.0%
    Derichebourg SA                        50,289    445,061       0.0%
    Devoteam SA                             1,538    164,009       0.0%
    Edenred                                52,130  1,795,902       0.1%
    Eiffage SA                             23,398  2,785,101       0.1%
#   Electricite de France SA              107,681  1,511,163       0.1%
    Elior Group SA                         44,697    912,669       0.0%
    Elis SA                                15,449    369,483       0.0%
    Engie SA                              289,657  5,081,012       0.2%
*   Eramet                                  5,785  1,006,918       0.0%
#   Essilor International Cie Generale
      d'Optique SA                         22,106  3,019,428       0.1%
*   Esso SA Francaise                       1,082     65,536       0.0%
    Eurofins Scientific SE                  1,644    886,769       0.0%
    Euronext NV                            17,523  1,256,121       0.0%
    Europcar Groupe SA                     25,263    294,317       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
FRANCE -- (Continued)
    Eutelsat Communications SA              84,734 $1,835,084       0.1%
    Exel Industries Class A                    664     84,532       0.0%
    Faurecia SA                             23,033  1,880,849       0.1%
    Fleury Michon SA                           178     10,346       0.0%
*   Fnac Darty SA                            9,259    993,459       0.0%
    Gaztransport Et Technigaz SA             7,032    435,955       0.0%
    Getlink                                105,857  1,493,849       0.1%
    GL Events                                4,419    139,191       0.0%
    Groupe Crit                              1,324    144,055       0.0%
    Groupe Open                              1,509     63,825       0.0%
    Guerbet                                  3,322    210,575       0.0%
    Haulotte Group SA                        4,122     81,231       0.0%
    Hermes International                     1,120    724,237       0.0%
*   ID Logistics Group                         555     98,999       0.0%
    Iliad SA                                 1,729    346,324       0.0%
    Imerys SA                               10,834    988,847       0.0%
    Ingenico Group SA                       16,896  1,477,945       0.1%
    Interparfums SA                          1,511     69,834       0.0%
    Ipsen SA                                 4,514    730,666       0.0%
    IPSOS                                    9,816    373,705       0.0%
    Jacquet Metal Service SA                 3,625    139,946       0.0%
    JCDecaux SA                              7,506    268,986       0.0%
    Kaufman & Broad SA                       4,230    222,844       0.0%
    Kering SA                                2,514  1,454,339       0.1%
    Korian SA                               16,000    559,439       0.0%
#   L'Oreal SA                               7,750  1,866,120       0.1%
    Lagardere SCA                           59,252  1,694,673       0.1%
    Laurent-Perrier                            280     35,379       0.0%
    Le Belier                                1,098     75,823       0.0%
#   Lectra                                   7,512    196,177       0.0%
    Legrand SA                              19,220  1,495,564       0.1%
    Linedata Services                        1,603     65,188       0.0%
    LISI                                    10,294    379,458       0.0%
    LNA Sante SA                             2,552    164,426       0.0%
    LVMH Moet Hennessy Louis Vuitton SE      9,856  3,430,004       0.1%
    Maisons du Monde SA                      3,121    126,820       0.0%
    Maisons France Confort SA                1,203     75,080       0.0%
    Manitou BF SA                            1,276     57,899       0.0%
    Manutan International                      146     14,645       0.0%
    Mersen SA                                5,240    246,204       0.0%
#*  METabolic EXplorer SA                    5,090     12,147       0.0%
    Metropole Television SA                 13,640    335,828       0.0%
    MGI Coutier                              7,562    261,045       0.0%
    Natixis SA                             134,431  1,104,074       0.0%
*   Naturex                                  1,348    218,749       0.0%
    Neopost SA                              12,020    324,339       0.0%
    Nexans SA                               14,464    762,999       0.0%
    Nexity SA                               17,874  1,117,665       0.0%
#*  Nicox                                    4,090     45,314       0.0%
*   NRJ Group                                2,899     30,082       0.0%
#   Oeneo SA                                10,015    120,657       0.0%
#*  Onxeo SA                                 8,787     14,158       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
FRANCE -- (Continued)
    Orange SA                                374,142 $6,801,759       0.2%
    Orange SA Sponsored ADR                    5,502    100,191       0.0%
    Orpea                                     11,303  1,448,435       0.1%
#*  Parrot SA                                  5,310     35,325       0.0%
    Pernod Ricard SA                           3,252    540,111       0.0%
#   Peugeot SA                               201,421  4,959,705       0.2%
*   Pierre & Vacances SA                       1,511     74,460       0.0%
#   Plastivaloire                              5,908    135,103       0.0%
    PSB Industries SA                            388     21,687       0.0%
    Publicis Groupe SA                        18,902  1,413,490       0.1%
#   Publicis Groupe SA ADR                     2,568     47,893       0.0%
#   Rallye SA                                  9,436    147,243       0.0%
#*  Recylex SA                                 5,631     72,849       0.0%
    Renault SA                                34,417  3,730,166       0.1%
    Rexel SA                                 121,253  1,879,634       0.1%
    Robertet SA                                   72     43,279       0.0%
    Rothschild & Co.                           1,140     43,293       0.0%
    Rubis SCA                                 21,205  1,649,881       0.1%
    Safran SA                                 12,282  1,440,556       0.1%
#   Sanofi                                    52,072  4,116,930       0.1%
    Sanofi ADR                                13,479    529,994       0.0%
    Sartorius Stedim Biotech                   2,628    244,977       0.0%
    Savencia SA                                1,740    180,224       0.0%
    Schneider Electric SE(4834108)            33,021  2,993,168       0.1%
    Schneider Electric SE(B11BPS1)               523     47,062       0.0%
#   SCOR SE                                   41,414  1,679,465       0.1%
    SEB SA                                     5,053    968,175       0.0%
    Seche Environnement SA                       274      9,943       0.0%
#*  Sequana SA                                 8,305      5,795       0.0%
#   SES SA                                    72,438  1,117,635       0.0%
    Societe BIC SA                             1,799    183,547       0.0%
    Societe Generale SA                       55,306  3,026,828       0.1%
    Societe Marseillaise du Tunnel
      Prado-Carenage SA                          433     12,027       0.0%
    Societe pour l'Informatique Industrielle   3,323    100,134       0.0%
    Sodexo SA                                  6,178    611,797       0.0%
*   SOITEC                                     4,526    368,032       0.0%
#*  Solocal Group                            150,068    192,616       0.0%
    Somfy SA                                   1,811    180,128       0.0%
    Sopra Steria Group                         6,453  1,377,443       0.1%
    SPIE SA                                   47,646  1,078,085       0.0%
*   Stallergenes Greer P.L.C.                    575     17,114       0.0%
*   Ste Industrielle d'Aviation Latecoere SA  28,250    183,052       0.0%
    Stef SA                                    1,978    243,949       0.0%
#   STMicroelectronics NV(2430025)             5,594    121,614       0.0%
    STMicroelectronics NV(5962332)           123,790  2,702,988       0.1%
#   Suez                                      50,953    734,823       0.0%
    Sword Group                                1,094     47,837       0.0%
    Synergie SA                                4,208    257,511       0.0%
    Tarkett SA                                11,647    344,212       0.0%
    Technicolor SA                            66,788    109,600       0.0%
    Teleperformance                           14,274  2,293,865       0.1%
#   Television Francaise 1                    34,570    432,171       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------- ------------ ---------------
FRANCE -- (Continued)
*   Tessi SA                                  160 $     33,476       0.0%
    Thales SA                               8,159    1,034,224       0.0%
    Thermador Groupe                          634       91,390       0.0%
    Total Gabon                               171       32,202       0.0%
    Total SA                              188,568   11,851,817       0.4%
    Total SA Sponsored ADR                 16,201    1,014,338       0.0%
#*  Touax SA                                2,688       33,568       0.0%
    Trigano SA                              2,537      478,087       0.0%
*   Ubisoft Entertainment SA               25,742    2,459,597       0.1%
    Union Financiere de France BQE SA         437       16,156       0.0%
    Valeo SA                               29,024    1,940,522       0.1%
#*  Vallourec SA                          133,756      807,786       0.0%
*   Valneva SE                              8,108       38,200       0.0%
#   Veolia Environnement SA                25,300      598,563       0.0%
    Veolia Environnement SA ADR             1,217       28,660       0.0%
    Vetoquinol SA                             997       63,191       0.0%
    Vicat SA                                6,612      487,291       0.0%
    Vilmorin & Cie SA                       2,098      148,170       0.0%
#   Vinci SA                               29,484    2,947,918       0.1%
#*  Virbac SA                                 972      151,799       0.0%
#   Vivendi SA                             46,908    1,237,045       0.0%
*   Worldline SA                            9,358      471,978       0.0%
                                                  ------------       ---
TOTAL FRANCE                                       182,931,635       5.6%
                                                  ------------       ---
GERMANY -- (4.8%)
    1&1 Drillisch AG                        1,553      112,286       0.0%
    Aareal Bank AG                         25,939    1,297,443       0.1%
    Adidas AG                               9,575    2,353,242       0.1%
*   Adler Modemaerkte AG                    2,072       12,247       0.0%
*   ADLER Real Estate AG                    7,180      133,395       0.0%
    ADO Properties SA                       4,386      241,099       0.0%
#*  ADVA Optical Networking SE             13,427       92,199       0.0%
*   AIXTRON SE                             14,963      212,380       0.0%
    All for One Steeb AG                      335       26,962       0.0%
    Allgeier SE                             1,169       37,161       0.0%
    Allianz SE                             27,023    6,391,583       0.2%
    Allianz SE Sponsored ADR               21,958      519,526       0.0%
    Amadeus Fire AG                         1,663      182,253       0.0%
    Aurubis AG                             12,396    1,107,759       0.0%
    Axel Springer SE                       15,158    1,241,630       0.1%
    BASF SE                                66,555    6,924,609       0.2%
    Basler AG                                 405       82,946       0.0%
    Bauer AG                                4,203      130,806       0.0%
    Bayer AG                               33,768    4,035,936       0.1%
    Bayer AG Sponsored ADR                  1,092       32,656       0.0%
    Bayerische Motoren Werke AG            59,850    6,654,236       0.2%
    BayWa AG                                4,397      153,541       0.0%
    Bechtle AG                              5,666      478,495       0.0%
    Beiersdorf AG                           2,929      331,382       0.0%
    Bertrandt AG                            1,654      184,553       0.0%
    Bijou Brigitte AG                         671       38,487       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
GERMANY -- (Continued)
    Bilfinger SE                           11,959 $   569,159       0.0%
    Borussia Dortmund GmbH & Co. KGaA      40,063     264,770       0.0%
    Brenntag AG                            23,796   1,362,844       0.1%
    CANCOM SE                               3,177     372,347       0.0%
    Carl Zeiss Meditec AG                   4,552     309,591       0.0%
    CECONOMY AG                            57,033     639,103       0.0%
    CENIT AG                                1,898      46,965       0.0%
    CENTROTEC Sustainable AG                2,758      44,245       0.0%
    Cewe Stiftung & Co. KGAA                3,141     321,539       0.0%
    Comdirect Bank AG                       3,971      60,903       0.0%
*   Commerzbank AG                        177,359   2,285,027       0.1%
    CompuGroup Medical SE                   7,546     393,144       0.0%
    Continental AG                         16,164   4,305,033       0.1%
    Covestro AG                            17,448   1,585,409       0.1%
    CropEnergies AG                         6,637      40,930       0.0%
    CTS Eventim AG & Co. KGaA              15,125     707,340       0.0%
    Daimler AG                            174,048  13,683,314       0.4%
    Deutsche Bank AG(5750355)             111,962   1,530,670       0.1%
    Deutsche Bank AG(D18190898)            45,969     627,937       0.0%
    Deutsche Beteiligungs AG                4,529     201,190       0.0%
    Deutsche Boerse AG                      8,255   1,110,207       0.0%
    Deutsche EuroShop AG                   13,778     495,188       0.0%
    Deutsche Lufthansa AG                  91,059   2,646,649       0.1%
    Deutsche Pfandbriefbank AG             15,852     256,425       0.0%
    Deutsche Post AG                       36,577   1,587,603       0.1%
    Deutsche Telekom AG                   449,901   7,874,893       0.3%
    Deutsche Telekom AG Sponsored ADR      13,453     235,966       0.0%
    Deutsche Wohnen SE                     26,253   1,239,000       0.1%
    Deutz AG                               47,801     461,808       0.0%
*   Dialog Semiconductor P.L.C.            10,104     215,100       0.0%
    DIC Asset AG                           11,837     145,639       0.0%
*   Diebold Nixdorf AG                        822      65,288       0.0%
    DMG Mori AG                             3,732     214,996       0.0%
    Dr Hoenle AG                            1,186     102,876       0.0%
    Draegerwerk AG & Co. KGaA               1,073      65,920       0.0%
    Duerr AG                               14,391   1,428,197       0.1%
    E.ON SE                               360,877   3,951,515       0.1%
    Eckert & Ziegler AG                     1,104      48,512       0.0%
    EDAG Engineering Group AG                 633      12,100       0.0%
    Elmos Semiconductor AG                  3,531     114,464       0.0%
#   ElringKlinger AG                       12,064     218,104       0.0%
*   Euromicron AG                           1,664      14,040       0.0%
    Evonik Industries AG                   22,116     785,785       0.0%
    Ferratum Oyj                              610      19,638       0.0%
    Fielmann AG                             4,202     345,064       0.0%
*   First Sensor AG                         2,116      59,635       0.0%
    FORTEC Elektronik AG                       89       2,199       0.0%
    Francotyp-Postalia Holding AG Class A   2,444      10,143       0.0%
    Fraport AG Frankfurt Airport
      Services Worldwide                   10,551   1,021,078       0.0%
    Freenet AG                             35,297   1,120,463       0.1%
    Fresenius Medical Care AG & Co. KGaA   23,921   2,427,282       0.1%
    Fresenius SE & Co. KGaA                20,700   1,576,393       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
GERMANY -- (Continued)
    Fuchs Petrolub SE                        6,214 $  319,279       0.0%
    GEA Group AG                            12,139    473,944       0.0%
    Gerresheimer AG                         16,566  1,347,564       0.1%
    Gerry Weber International AG            10,523    100,240       0.0%
    Gesco AG                                 2,310     78,923       0.0%
    GFT Technologies SE                      9,943    157,090       0.0%
    Grammer AG                               5,038    324,603       0.0%
    GRENKE AG                                1,587    187,106       0.0%
*   H&R GmbH & Co. KGaA                      5,091     74,879       0.0%
    Hamburger Hafen und Logistik AG         12,484    299,771       0.0%
    Hannover Rueck SE                        6,482    910,368       0.0%
#*  Hapag-Lloyd AG                          11,106    475,417       0.0%
    HeidelbergCement AG                     20,710  2,025,170       0.1%
*   Heidelberger Druckmaschinen AG         166,662    619,131       0.0%
    Hella GmbH & Co KGaA                    14,875    917,496       0.0%
    Henkel AG & Co. KGaA                     1,968    234,278       0.0%
    Highlight Communications AG              2,448     16,556       0.0%
    Hochtief AG                              3,713    677,502       0.0%
*   HolidayCheck Group AG                   10,948     37,018       0.0%
    Hornbach Baumarkt AG                     2,562     86,185       0.0%
    Hugo Boss AG                            20,271  1,900,319       0.1%
    Indus Holding AG                         6,236    446,294       0.0%
    Infineon Technologies AG                67,010  1,715,838       0.1%
    Infineon Technologies AG ADR             9,006    230,914       0.0%
    Innogy SE                               13,654    599,959       0.0%
    Isra Vision AG                             772    170,003       0.0%
*   IVU Traffic Technologies AG              3,512     21,453       0.0%
    Jenoptik AG                              9,153    332,056       0.0%
    K+S AG                                  72,336  2,124,483       0.1%
    KION Group AG                           18,062  1,505,552       0.1%
    Kloeckner & Co. SE                      31,651    385,799       0.0%
    Koenig & Bauer AG                        6,842    561,548       0.0%
    Krones AG                                3,137    401,881       0.0%
    KWS Saat SE                                416    150,107       0.0%
    Lanxess AG                              39,604  2,933,638       0.1%
    LEG Immobilien AG                       15,856  1,828,246       0.1%
    Leifheit AG                              1,991     58,468       0.0%
    Leoni AG                                13,804    864,507       0.0%
*   Linde AG                                 6,523  1,445,075       0.1%
*   LPKF Laser & Electronics AG              3,217     28,914       0.0%
    MAN SE                                   1,073    123,677       0.0%
*   Manz AG                                  1,498     61,306       0.0%
*   Medigene AG                              2,077     33,465       0.0%
    Merck KGaA                               5,239    511,799       0.0%
    METRO AG                                87,297  1,262,933       0.1%
    MLP SE                                  18,784    113,514       0.0%
    MTU Aero Engines AG                     14,421  2,480,566       0.1%
    Muenchener
      Rueckversicherungs-Gesellschaft AG     9,922  2,270,770       0.1%
    Nemetschek SE                            6,158    737,956       0.0%
    Nexus AG                                 1,117     37,333       0.0%
#*  Nordex SE                               23,351    267,533       0.0%
    Norma Group SE                          20,053  1,470,371       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
GERMANY -- (Continued)
    OHB SE                                     2,521 $  111,928       0.0%
    OSRAM Licht AG                            18,719  1,076,172       0.0%
    paragon AG                                   760     48,655       0.0%
*   Patrizia Immobilien AG                    11,833    236,223       0.0%
#*  Petro Welt Technologies AG                 1,610     12,640       0.0%
    Pfeiffer Vacuum Technology AG              1,830    270,747       0.0%
    PNE Wind AG                               31,116     92,245       0.0%
    Progress-Werk Oberkirch AG                   401     21,076       0.0%
    ProSiebenSat.1 Media SE                   30,201  1,095,633       0.0%
    Puma SE                                      187     91,054       0.0%
*   QIAGEN NV                                 11,248    367,942       0.0%
    QSC AG                                    39,136     77,617       0.0%
    Rational AG                                  908    567,873       0.0%
    Rheinmetall AG                            19,452  2,542,012       0.1%
    RHOEN-KLINIKUM AG                          9,064    296,379       0.0%
    RIB Software SE                            7,112    188,465       0.0%
    RTL Group SA                               4,478    368,492       0.0%
    RWE AG                                   149,637  3,576,583       0.1%
    S&T AG                                    13,983    358,939       0.0%
    SAF-Holland SA                            12,343    229,827       0.0%
    Salzgitter AG                             14,764    810,774       0.0%
    SAP SE                                    10,907  1,211,829       0.1%
    SAP SE Sponsored ADR                       1,405    155,716       0.0%
*   Schaltbau Holding AG                       1,428     44,238       0.0%
    Schloss Wachenheim AG                        576     14,059       0.0%
    Secunet Security Networks AG                 213     25,187       0.0%
*   SGL Carbon SE                              3,031     40,697       0.0%
    SHW AG                                     2,751    117,464       0.0%
    Siemens AG                                34,664  4,402,149       0.2%
    Siltronic AG                               6,699  1,072,688       0.0%
    Sixt Leasing SE                            5,802    124,572       0.0%
    Sixt SE                                    6,633    780,504       0.0%
    SMA Solar Technology AG                    2,620    161,024       0.0%
*   SMT Scharf AG                                697     14,271       0.0%
    Software AG                               10,498    516,065       0.0%
    Stabilus SA                                5,075    456,217       0.0%
    Stroeer SE & Co. KGaA                      9,211    674,197       0.0%
    Suedzucker AG                             25,486    423,592       0.0%
*   SUESS MicroTec SE                          5,426     83,381       0.0%
    Surteco SE                                 3,208    102,473       0.0%
    Symrise AG                                16,732  1,352,477       0.1%
    TAG Immobilien AG                         30,769    650,209       0.0%
    Takkt AG                                  13,968    288,525       0.0%
*   Talanx AG                                 12,033    542,147       0.0%
    Technotrans AG                             1,352     68,351       0.0%
*   Tele Columbus AG                           8,186     75,100       0.0%
    Telefonica Deutschland Holding AG         93,715    447,257       0.0%
    ThyssenKrupp AG                           29,560    768,876       0.0%
    TLG Immobilien AG                         18,763    539,788       0.0%
*   Tom Tailor Holding SE                     11,850    127,623       0.0%
    Traffic Systems SE                           789     18,849       0.0%
    Uniper SE                                 56,289  1,740,409       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
GERMANY -- (Continued)
    United Internet AG                      14,488 $    936,469       0.0%
    VERBIO Vereinigte BioEnergie AG         10,179       48,990       0.0%
    Volkswagen AG                            6,244    1,271,273       0.1%
    Vonovia SE                              16,718      837,642       0.0%
*   Vossloh AG                               2,541      128,682       0.0%
    VTG AG                                   6,475      369,377       0.0%
    Wacker Chemie AG                         5,685    1,021,608       0.0%
    Wacker Neuson SE                         6,625      213,131       0.0%
    Washtec AG                               3,522      338,548       0.0%
    Wirecard AG                              3,504      474,095       0.0%
    Wuestenrot & Wuerttembergische AG        8,218      198,027       0.0%
    XING SE                                    851      263,784       0.0%
*   Zalando SE                               2,287      117,681       0.0%
    Zeal Network SE                          2,876       92,852       0.0%
                                                   ------------       ---
TOTAL GERMANY                                       164,464,608       5.1%
                                                   ------------       ---
GREECE -- (0.0%)
    Aegean Airlines SA                       1,506       16,963       0.0%
*   Alpha Bank AE                            1,555        4,108       0.0%
*   FF Group                                 1,384       26,240       0.0%
    Hellenic Exchanges - Athens Stock
      Exchange SA                            3,515       22,117       0.0%
    Hellenic Petroleum SA                    4,268       43,427       0.0%
    Hellenic Telecommunications
      Organization SA                        9,041      131,622       0.0%
*   HOLDING Co. ADMIE IPTO SA                4,356        9,711       0.0%
*   Intralot SA-Integrated Lottery
      Systems & Services                    13,391       19,094       0.0%
    JUMBO SA                                 4,193       76,751       0.0%
    Motor Oil Hellas Corinth Refineries
      SA                                     2,271       54,111       0.0%
*   Mytilineos Holdings SA                   7,593       91,559       0.0%
*   National Bank of Greece SA               1,035          430       0.0%
    OPAP SA                                  6,092       72,893       0.0%
*   Piraeus Bank SA                             29          124       0.0%
*   Public Power Corp. SA                    4,356       14,370       0.0%
    Titan Cement Co. SA                      2,126       55,988       0.0%
                                                   ------------       ---
TOTAL GREECE                                            639,508       0.0%
                                                   ------------       ---
HONG KONG -- (2.0%)
*   13 Holdings, Ltd. (The)                124,300        9,014       0.0%
    Aeon Credit Service Asia Co., Ltd.      68,000       55,102       0.0%
#   Agritrade Resources, Ltd.            1,435,000      268,452       0.0%
    AIA Group, Ltd.                      1,173,600   10,488,695       0.3%
    Alco Holdings, Ltd.                     86,000       15,089       0.0%
    Allied Properties HK, Ltd.             516,000      102,821       0.0%
    Alltronics Holdings, Ltd.               44,000       14,092       0.0%
    APAC Resources, Ltd.                    44,000        7,140       0.0%
*   Applied Development Holdings, Ltd.     415,000       33,173       0.0%
    APT Satellite Holdings, Ltd.           134,750       63,826       0.0%
    Asia Financial Holdings, Ltd.           72,000       44,655       0.0%
    Asia Satellite Telecommunications
      Holdings, Ltd.                         9,500        7,485       0.0%
#   Asia Standard International Group,
      Ltd.                                 134,000       32,124       0.0%
    Asiasec Properties, Ltd.                 3,900        1,089       0.0%
    ASM Pacific Technology, Ltd.            64,400      882,495       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                         --------- ---------- ---------------
HONG KONG -- (Continued)
*   Auto Italia Holdings                   475,000 $    5,303       0.0%
#   Bank of East Asia, Ltd. (The)          116,911    513,364       0.0%
*   Beijing Gas Blue Sky Holdings, Ltd.    968,000     62,727       0.0%
    BeijingWest Industries
      International, Ltd.                   74,000     10,676       0.0%
    BOC Aviation, Ltd.                      58,600    342,623       0.0%
    BOC Hong Kong Holdings, Ltd.           323,500  1,672,341       0.1%
#   BOE Varitronix, Ltd.                    89,000     42,817       0.0%
*   Bonjour Holdings, Ltd.                 488,000     20,726       0.0%
#   Bright Smart Securities &
      Commodities Group, Ltd.              182,000     59,321       0.0%
*   Brightoil Petroleum Holdings, Ltd.     977,000    140,040       0.0%
*   Burwill Holdings, Ltd.                 882,000     39,605       0.0%
    Cafe de Coral Holdings, Ltd.           126,000    309,382       0.0%
    Cathay Pacific Airways, Ltd.           294,000    472,046       0.0%
    Century City International
      Holdings, Ltd.                       320,000     30,435       0.0%
    CGN Mining Co., Ltd.                   475,000     31,265       0.0%
*   China Best Group Holding, Ltd.       2,480,000     26,373       0.0%
*   China Energy Development Holdings,
      Ltd.                               1,658,000     16,259       0.0%
    China Flavors & Fragrances Co., Ltd.    84,000     28,391       0.0%
#   China Goldjoy Group, Ltd.              480,000     31,481       0.0%
#*  China LNG Group, Ltd.                  238,000     33,324       0.0%
    China Motor Bus Co., Ltd.                2,400     30,063       0.0%
*   China Soft Power Technology
      Holdings, Ltd.                     1,063,954     14,672       0.0%
*   China Star Entertainment, Ltd.         300,000     12,497       0.0%
*   China Strategic Holdings, Ltd.       3,800,000     40,451       0.0%
#   Chinese Estates Holdings, Ltd.         119,500    177,738       0.0%
*   Chinlink International Holdings,
      Ltd.                                 179,600     21,743       0.0%
    Chinney Investments, Ltd.               48,000     19,910       0.0%
    Chow Sang Sang Holdings
      International, Ltd.                  103,000    226,123       0.0%
    Chow Tai Fook Jewellery Group, Ltd.    216,800    279,513       0.0%
    Chuang's China Investments, Ltd.       440,000     31,802       0.0%
    Chuang's Consortium International,
      Ltd.                                 336,000     75,844       0.0%
    CITIC Telecom International
      Holdings, Ltd.                       627,000    184,684       0.0%
    CK Asset Holdings, Ltd.                 56,200    485,173       0.0%
    CK Hutchison Holdings, Ltd.            214,700  2,538,797       0.1%
    CK Infrastructure Holdings, Ltd.        29,000    228,880       0.0%
    CK Life Sciences Intl Holdings, Inc.   806,000     58,189       0.0%
    CLP Holdings, Ltd.                      64,500    669,773       0.0%
#   CMBC Capital Holdings, Ltd.            340,000     26,662       0.0%
*   CMMB Vision Holdings, Ltd.             536,000     12,969       0.0%
    CNQC International Holdings, Ltd.      190,000     69,004       0.0%
*   Common Splendor International
      Health Industry Group, Ltd.          388,000     40,001       0.0%
    Convenience Retail Asia, Ltd.           68,000     31,980       0.0%
#*  Convoy Global Holdings, Ltd.         1,758,000     28,066       0.0%
#   Cowell e Holdings, Inc.                127,000     29,113       0.0%
*   Crocodile Garments                      99,000     10,184       0.0%
    CSI Properties, Ltd.                 2,040,000    131,822       0.0%
*   CST Group, Ltd.                      6,304,000     27,965       0.0%
    CW Group Holdings, Ltd.                193,500     29,645       0.0%
    Dah Sing Banking Group, Ltd.           155,200    368,548       0.0%
    Dah Sing Financial Holdings, Ltd.       64,400    430,042       0.0%
#   Dickson Concepts International, Ltd.    30,500     11,150       0.0%
    Dynamic Holdings, Ltd.                  12,000     11,519       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
HONG KONG -- (Continued)
    Eagle Nice International Holdings,
      Ltd.                                  128,000 $   59,764       0.0%
*   eForce Holdings, Ltd.                   408,000     10,244       0.0%
    Emperor Capital Group, Ltd.           1,368,000    105,425       0.0%
    Emperor Entertainment Hotel, Ltd.       220,000     49,474       0.0%
    Emperor International Holdings, Ltd.    556,000    168,665       0.0%
    Emperor Watch & Jewellery, Ltd.       1,330,000     91,079       0.0%
    Enerchina Holdings, Ltd.                681,599     38,812       0.0%
*   ENM Holdings, Ltd.                      360,000     35,438       0.0%
#*  Esprit Holdings, Ltd.                   569,500    196,772       0.0%
*   eSun Holdings, Ltd.                     142,000     22,489       0.0%
    Fairwood Holdings, Ltd.                  15,000     57,203       0.0%
    Far East Consortium International,
      Ltd.                                  561,140    320,457       0.0%
*   Far East Holdings International, Ltd.   117,000     10,930       0.0%
    FIH Mobile, Ltd.                      1,121,000    192,188       0.0%
    First Pacific Co., Ltd.                 808,000    413,752       0.0%
*   First Shanghai Investments, Ltd.        392,000     40,957       0.0%
#   Fountain SET Holdings, Ltd.             234,000     35,988       0.0%
*   Freeman FinTech Corp., Ltd.           1,120,000    166,129       0.0%
#   Future Bright Holdings, Ltd.             36,000      3,746       0.0%
*   Future World Financial Holdings, Ltd.    21,796        521       0.0%
*   G-Resources Group, Ltd.               8,475,000     68,864       0.0%
    Galaxy Entertainment Group, Ltd.        126,000  1,102,831       0.1%
#*  GCL New Energy Holdings, Ltd.         2,752,000    152,643       0.0%
    Get Nice Financial Group, Ltd.           26,350      4,265       0.0%
    Get Nice Holdings, Ltd.               2,514,000     92,493       0.0%
    Giordano International, Ltd.            648,000    395,976       0.0%
*   Global Brands Group Holding, Ltd.     1,924,000     94,813       0.0%
#*  Gold-Finance Holdings, Ltd.              86,000     34,138       0.0%
*   Good Resources Holdings, Ltd.           630,000     21,579       0.0%
    Goodbaby International Holdings, Ltd.   199,000    126,312       0.0%
    Great Eagle Holdings, Ltd.               76,225    385,035       0.0%
    Guoco Group, Ltd.                         2,000     26,546       0.0%
    Guotai Junan International Holdings,
      Ltd.                                1,133,000    338,523       0.0%
    Haitong International Securities
      Group, Ltd.                           565,952    329,915       0.0%
    Hang Lung Group, Ltd.                   184,000    555,774       0.0%
    Hang Lung Properties, Ltd.              220,000    520,646       0.0%
    Hang Seng Bank, Ltd.                     44,000  1,114,516       0.1%
    Hanison Construction Holdings, Ltd.       8,757      1,592       0.0%
*   Hao Tian Development Group, Ltd.        500,500     18,720       0.0%
    Henderson Land Development Co., Ltd.     92,322    585,372       0.0%
#   HK Electric Investments & HK
      Electric Investments, Ltd.            184,000    171,088       0.0%
    HKBN, Ltd.                              247,000    345,833       0.0%
    HKR International, Ltd.                 273,600    166,471       0.0%
    HKT Trust & HKT, Ltd.                   840,000  1,105,175       0.1%
    Hon Kwok Land Investment Co., Ltd.       22,000     12,494       0.0%
    Hong Kong & China Gas Co., Ltd.         231,957    484,662       0.0%
    Hong Kong Aircraft Engineering Co.,
      Ltd.                                    8,000     45,623       0.0%
#   Hong Kong Exchanges & Clearing, Ltd.     34,959  1,132,480       0.1%
    Hong Kong Ferry Holdings Co., Ltd.       18,000     20,686       0.0%
#   Hong Kong International Construction
      Investment Management Group Co.,
      Ltd.                                  136,000     35,697       0.0%
#*  Hong Kong Television Network, Ltd.      114,000     41,217       0.0%
    Hongkong & Shanghai Hotels, Ltd.
      (The)                                 157,500    238,705       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                         ---------- ---------- ---------------
HONG KONG -- (Continued)
    Hopewell Holdings, Ltd.                 183,000 $  649,159       0.0%
*   Hsin Chong Group Holdings, Ltd.         620,000      5,182       0.0%
    Hung Hing Printing Group, Ltd.           84,000     19,135       0.0%
#   Hutchison Telecommunications Hong
      Kong Holdings, Ltd.                   594,000    218,334       0.0%
    Hysan Development Co., Ltd.              63,000    366,671       0.0%
*   I-CABLE Communications, Ltd.            800,100     17,020       0.0%
    IGG, Inc.                               217,000    326,345       0.0%
#*  Imagi International Holdings, Ltd.       18,300      2,305       0.0%
    International Housewares Retail
      Co., Ltd.                             113,000     22,833       0.0%
    iOne Holdings, Ltd.                     500,000      9,428       0.0%
    IPE Group, Ltd.                         205,000     37,380       0.0%
#*  IRC, Ltd.                               750,000     16,007       0.0%
    IT, Ltd.                                214,000    103,850       0.0%
#   ITC Properties Group, Ltd.              180,292     63,509       0.0%
    Johnson Electric Holdings, Ltd.         153,000    532,674       0.0%
    Karrie International Holdings, Ltd.     338,000     50,242       0.0%
    Kerry Logistics Network, Ltd.           219,000    334,420       0.0%
    Kerry Properties, Ltd.                  170,500    815,079       0.1%
    Kingmaker Footwear Holdings, Ltd.       158,000     41,539       0.0%
#   Kingston Financial Group, Ltd.          522,000    268,686       0.0%
    Kowloon Development Co., Ltd.           143,000    161,090       0.0%
    Kwoon Chung Bus Holdings, Ltd.           22,000     12,205       0.0%
    L'Occitane International SA             174,250    323,225       0.0%
    Lai Sun Development Co., Ltd.            97,880    151,228       0.0%
*   Landing International Development,
      Ltd.                               25,770,000    584,318       0.0%
    Li & Fung, Ltd.                       2,034,000  1,022,945       0.1%
    Lifestyle International Holdings,
      Ltd.                                  220,500    412,182       0.0%
    Lippo China Resources, Ltd.             810,000     25,102       0.0%
    Lippo, Ltd.                              58,000     30,482       0.0%
    Liu Chong Hing Investment, Ltd.          72,000    115,765       0.0%
    Luk Fook Holdings International,
      Ltd.                                  107,000    447,232       0.0%
    Lung Kee Bermuda Holdings                74,000     38,306       0.0%
#*  Macau Legend Development, Ltd.          657,000    104,206       0.0%
#   Man Wah Holdings, Ltd.                  424,400    313,877       0.0%
*   Mason Group Holdings, Ltd.            4,370,798    114,557       0.0%
*   Master Glory Group, Ltd.              3,956,942     37,734       0.0%
    Melco International Development,
      Ltd.                                  259,000    958,905       0.1%
    Melco Resorts & Entertainment, Ltd.
      ADR                                     3,081     96,158       0.0%
    MGM China Holdings, Ltd.                 66,000    180,996       0.0%
    Microport Scientific Corp.              127,000    147,893       0.0%
#*  Midland Holdings, Ltd.                  214,000     58,063       0.0%
*   Midland IC&I, Ltd.                       27,000      1,135       0.0%
    Ming Fai International Holdings,
      Ltd.                                  139,000     20,902       0.0%
#   Miramar Hotel & Investment               42,000     82,335       0.0%
*   Mongolian Mining Corp.                1,227,500     23,323       0.0%
    MTR Corp., Ltd.                          78,763    442,550       0.0%
    NagaCorp, Ltd.                          774,000    800,196       0.1%
    Nameson Holdings, Ltd.                  278,000     55,220       0.0%
*   NEW Concepts Holdings, Ltd.              32,000     15,849       0.0%
*   New Sports Group, Ltd.                   47,000      4,752       0.0%
*   New Times Energy Corp., Ltd.            572,000     13,363       0.0%
    New World Development Co., Ltd.         765,711  1,122,931       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
HONG KONG -- (Continued)
#*  Newocean Energy Holdings, Ltd.          370,000 $   86,179       0.0%
*   Nine Express, Ltd.                      588,000     25,352       0.0%
    NWS Holdings, Ltd.                      290,116    572,054       0.0%
#   OP Financial, Ltd.                      148,000     59,046       0.0%
    Orange Sky Golden Harvest
      Entertainment Holdings, Ltd.          180,000     11,835       0.0%
    Orient Overseas International, Ltd.      77,500    736,905       0.0%
    Oriental Watch Holdings                 148,000     48,427       0.0%
*   Pacific Basin Shipping, Ltd.          1,372,000    364,807       0.0%
    Pacific Plywood Holdings, Ltd.          400,000      9,632       0.0%
    Pacific Textiles Holdings, Ltd.         424,000    387,884       0.0%
    Paliburg Holdings, Ltd.                 128,000     55,957       0.0%
#*  Paradise Entertainment, Ltd.            132,000     16,229       0.0%
    PC Partner Group, Ltd.                   76,000     50,653       0.0%
    PCCW, Ltd.                            1,585,000    979,770       0.1%
*   Pearl Oriental Oil, Ltd.                437,000      8,129       0.0%
    Perfect Shape Beauty Technology, Ltd.    88,000     12,491       0.0%
    Pico Far East Holdings, Ltd.            308,000    125,153       0.0%
    Playmates Holdings, Ltd.                260,000     35,633       0.0%
    Playmates Toys, Ltd.                    300,000     33,171       0.0%
    Polytec Asset Holdings, Ltd.            110,000      9,366       0.0%
    Power Assets Holdings, Ltd.              55,500    412,967       0.0%
    Prada SpA                                41,400    210,324       0.0%
*   PT International Development Co.,
      Ltd.                                  264,000     18,151       0.0%
    Public Financial Holdings, Ltd.         128,000     54,824       0.0%
*   PYI Corp., Ltd.                         446,000      7,870       0.0%
*   Qianhai Health Holdings, Ltd.           127,499      1,414       0.0%
#*  Realord Group Holdings, Ltd.             82,000     50,137       0.0%
    Regal Hotels International Holdings,
      Ltd.                                   94,000     62,931       0.0%
*   Regent Pacific Group, Ltd.              960,000     31,587       0.0%
#   Regina Miracle International
      Holdings, Ltd.                         81,000     69,499       0.0%
    SA SA International Holdings, Ltd.      467,506    290,077       0.0%
    Safety Godown Co., Ltd.                   8,000     17,497       0.0%
    Samsonite International SA              329,700  1,491,353       0.1%
    Sands China, Ltd.                        56,400    325,957       0.0%
    SAS Dragon Holdings, Ltd.                88,000     25,949       0.0%
    SEA Holdings, Ltd.                       60,582    100,042       0.0%
    Shangri-La Asia, Ltd.                   254,000    494,313       0.0%
#   Shenwan Hongyuan HK, Ltd.               120,000     36,981       0.0%
    Shun Tak Holdings, Ltd.                 502,000    206,607       0.0%
*   Silver base Group Holdings, Ltd.        195,000     15,319       0.0%
*   Sincere Watch Hong Kong, Ltd.           430,000      6,282       0.0%
    Singamas Container Holdings, Ltd.       612,000     97,490       0.0%
    Sino Land Co., Ltd.                     340,915    588,479       0.0%
    SITC International Holdings Co., Ltd.   538,000    573,210       0.0%
    Sitoy Group Holdings, Ltd.               79,000     16,926       0.0%
    SJM Holdings, Ltd.                      607,000    607,988       0.0%
    SmarTone Telecommunications
      Holdings, Ltd.                        171,500    181,312       0.0%
*   SOCAM Development, Ltd.                 114,000     25,920       0.0%
#*  Solartech International Holdings,
      Ltd.                                  960,000    153,924       0.0%
    Soundwill Holdings, Ltd.                 24,500     43,581       0.0%
    Stella International Holdings, Ltd.     154,000    181,472       0.0%
#*  Summit Ascent Holdings, Ltd.            256,000     30,584       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
HONG KONG -- (Continued)
    Sun Hung Kai & Co., Ltd.               219,000 $   135,109       0.0%
    Sun Hung Kai Properties, Ltd.           94,000   1,513,817       0.1%
#*  Suncorp Technologies, Ltd.           2,440,000       6,770       0.0%
    Swire Pacific, Ltd. Class A             78,000     770,742       0.0%
    Swire Pacific, Ltd. Class B            137,500     231,704       0.0%
    Swire Properties, Ltd.                  35,000     124,232       0.0%
    TAI Cheung Holdings, Ltd.               29,000      31,942       0.0%
*   Talent Property Group, Ltd.          1,200,000      13,155       0.0%
    Tao Heung Holdings, Ltd.                98,000      17,815       0.0%
    Techtronic Industries Co., Ltd.        286,500   1,678,371       0.1%
    Television Broadcasts, Ltd.             96,300     305,612       0.0%
    Texwinca Holdings, Ltd.                272,000     136,757       0.0%
    TK Group Holdings, Ltd.                 60,000      44,435       0.0%
*   Tom Group, Ltd.                         54,000      15,067       0.0%
#   Town Health International Medical
      Group, Ltd.                          274,000      18,066       0.0%
#   Tradelink Electronic Commerce, Ltd.    290,000      49,314       0.0%
    Transport International Holdings,
      Ltd.                                  97,200     294,500       0.0%
*   Trinity, Ltd.                          262,000      26,452       0.0%
*   TSC Group Holdings, Ltd.                36,000       3,119       0.0%
    Tsui Wah Holdings, Ltd.                264,000      37,258       0.0%
#*  United Laboratories International
      Holdings, Ltd. (The)                 338,000     366,681       0.0%
*   Universe International Financial
      Holdings, Ltd.                       265,000      23,576       0.0%
*   Value Convergence Holdings, Ltd.       148,000      25,765       0.0%
#   Value Partners Group, Ltd.              95,046      89,904       0.0%
    Vantage International Holdings, Ltd.    70,000       7,524       0.0%
    Vedan International Holdings, Ltd.     124,000      12,341       0.0%
*   Victory City International
      Holdings, Ltd.                     1,808,657      24,758       0.0%
    Vitasoy International Holdings, Ltd.   214,000     567,504       0.0%
#   VSTECS Holdings, Ltd.                  234,000     122,090       0.0%
    VTech Holdings, Ltd.                    45,700     556,455       0.0%
    Wai Kee Holdings, Ltd.                  22,000      12,724       0.0%
    Wang On Group, Ltd.                  2,460,000      35,865       0.0%
    WH Group, Ltd.                       1,885,000   1,951,493       0.1%
    Wharf Holdings, Ltd. (The)              80,000     266,148       0.0%
    Wharf Real Estate Investment Co.,
      Ltd.                                  72,000     539,838       0.0%
    Wheelock & Co., Ltd.                    93,000     689,987       0.0%
    Win Hanverky Holdings, Ltd.            114,000      11,000       0.0%
*   Winfull Group Holdings, Ltd.           984,000      18,896       0.0%
    Wing Tai Properties, Ltd.               16,000      12,403       0.0%
    Wonderful Sky Financial Group
      Holdings, Ltd.                        94,000      16,181       0.0%
    Wynn Macau, Ltd.                       127,600     471,528       0.0%
    Xinyi Glass Holdings, Ltd.             656,000     943,065       0.1%
#   Yeebo International Holdings, Ltd.      76,000      21,377       0.0%
    Yue Yuen Industrial Holdings, Ltd.     220,000     623,472       0.0%
    Yugang International, Ltd.           2,122,000      57,340       0.0%
                                                   -----------       ---
TOTAL HONG KONG                                     68,859,605       2.1%
                                                   -----------       ---
HUNGARY -- (0.1%)
*   CIG Pannonia Life Insurance P.L.C.
      Class A                               17,843      32,034       0.0%
    Magyar Telekom Telecommunications
      P.L.C.                               167,317     289,401       0.0%
    MOL Hungarian Oil & Gas P.L.C.         143,666   1,660,172       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
HUNGARY -- (Continued)
    OTP Bank P.L.C.                        19,097 $  832,693       0.0%
    Richter Gedeon Nyrt                     6,483    130,908       0.0%
                                                  ----------       ---
TOTAL HUNGARY                                      2,945,208       0.1%
                                                  ----------       ---
INDIA -- (2.7%)
*   3M India, Ltd.                            343    104,916       0.0%
    Aarti Industries                        9,550    190,746       0.0%
*   Aban Offshore, Ltd.                    10,788     28,035       0.0%
    ABB India, Ltd.                         1,147     23,264       0.0%
    Abbott India, Ltd.                        863     80,213       0.0%
    ACC, Ltd.                               7,867    186,131       0.0%
    Adani Enterprises, Ltd.                87,517    182,455       0.0%
*   Adani Green Energy, Ltd.               66,600     25,636       0.0%
    Adani Ports & Special Economic Zone,
      Ltd.                                 68,633    416,805       0.0%
*   Adani Power, Ltd.                     468,478    178,058       0.0%
*   Adani Transmissions, Ltd.              91,808    229,994       0.0%
*   Aditya Birla Capital, Ltd.             46,198    110,149       0.0%
*   Aditya Birla Fashion and Retail, Ltd.  49,641    108,717       0.0%
    Aegis Logistics, Ltd.                  25,160    108,370       0.0%
*   Ahluwalia Contracts India Ltd.          1,883     11,832       0.0%
    AIA Engineering, Ltd.                   6,681    144,286       0.0%
    Ajanta Pharma, Ltd.                    10,154    205,703       0.0%
    Akzo Nobel India, Ltd.                  2,348     67,689       0.0%
    Alembic Pharmaceuticals, Ltd.          18,528    148,448       0.0%
    Alembic, Ltd.                          29,174     24,908       0.0%
    Alkem Laboratories, Ltd.                  806     23,741       0.0%
    Alkyl Amines Chemicals                  1,008     10,779       0.0%
*   Allahabad Bank                         57,693     42,261       0.0%
    Allcargo Logistics, Ltd.               23,113     48,227       0.0%
    Amara Raja Batteries, Ltd.             16,716    214,888       0.0%
    Ambuja Cements, Ltd.                   84,545    316,555       0.0%
*   Amtek Auto, Ltd.                       25,857      5,609       0.0%
    Anant Raj, Ltd.                        44,042     30,865       0.0%
*   Andhra Bank                            65,564     38,859       0.0%
    Andhra Sugars, Ltd. (The)               1,273      7,529       0.0%
    Apar Industries, Ltd.                   3,841     46,376       0.0%
    APL Apollo Tubes, Ltd.                  3,758    123,184       0.0%
    Apollo Hospitals Enterprise, Ltd.       9,633    157,026       0.0%
    Apollo Tyres, Ltd.                     95,718    420,374       0.0%
    Arvind, Ltd.                           58,162    367,486       0.0%
    Asahi India Glass, Ltd.                14,155     77,151       0.0%
    Ashok Leyland, Ltd.                   338,363    829,419       0.1%
    Ashoka Buildcon, Ltd.                  17,980     76,025       0.0%
    Asian Granito India, Ltd.               2,334     16,748       0.0%
    Asian Paints, Ltd.                     13,815    248,007       0.0%
    Astra Microwave Products, Ltd.          5,679      9,089       0.0%
    Astral Polytechnik, Ltd.                5,276     74,560       0.0%
    Atul, Ltd.                              3,062    135,651       0.0%
    Aurobindo Pharma, Ltd.                 76,831    736,501       0.1%
    Automotive Axles, Ltd.                  1,557     35,489       0.0%
    Avanti Feeds, Ltd.                      2,869    106,788       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
INDIA -- (Continued)
    Axis Bank, Ltd.                        126,259 $  976,530       0.1%
    Bajaj Auto, Ltd.                         7,256    319,114       0.0%
    Bajaj Corp., Ltd.                       14,013    100,519       0.0%
    Bajaj Electricals, Ltd.                 10,483    102,107       0.0%
    Bajaj Finance, Ltd.                     11,609    329,846       0.0%
    Bajaj Finserv, Ltd.                      7,994    654,516       0.1%
*   Bajaj Hindusthan Sugar, Ltd.           134,537     17,489       0.0%
    Bajaj Holdings & Investment, Ltd.        7,359    297,157       0.0%
    Balaji Amines, Ltd.                      4,219     44,770       0.0%
    Balaji Telefilms, Ltd.                   5,633     11,007       0.0%
    Balkrishna Industries, Ltd.             22,762    434,178       0.0%
*   Ballarpur Industries, Ltd.              51,334     10,129       0.0%
    Balmer Lawrie & Co., Ltd.               10,464     34,436       0.0%
    Balrampur Chini Mills, Ltd.             60,715     63,838       0.0%
    Banco Products India, Ltd.               5,242     18,145       0.0%
    Bank of Baroda                         101,398    224,420       0.0%
*   Bank of India                           82,304    127,237       0.0%
    Bata India, Ltd.                         8,574    102,441       0.0%
    Bayer CropScience, Ltd.                    518     36,699       0.0%
    BEML, Ltd.                               2,801     44,446       0.0%
    Berger Paints India, Ltd.               31,154    133,566       0.0%
*   BF Utilities, Ltd.                       2,948     19,042       0.0%
    Bhansali Engineering Polymers, Ltd.     13,207     37,490       0.0%
    Bharat Electronics, Ltd.                64,679    126,569       0.0%
*   Bharat Financial Inclusion, Ltd.        15,598    270,108       0.0%
    Bharat Forge, Ltd.                      51,710    598,453       0.1%
    Bharat Heavy Electricals, Ltd.         174,787    228,665       0.0%
    Bharat Petroleum Corp., Ltd.            31,751    183,248       0.0%
    Bharti Airtel, Ltd.                    290,204  1,775,784       0.1%
    Bharti Infratel, Ltd.                   34,492    163,076       0.0%
    Biocon, Ltd.                            32,360    321,683       0.0%
    Birla Corp., Ltd.                        6,530     74,664       0.0%
    Bliss Gvs Pharma, Ltd.                  16,236     48,211       0.0%
    Blue Dart Express, Ltd.                  1,286     70,121       0.0%
    Blue Star, Ltd.                          5,168     61,947       0.0%
    Bodal Chemicals, Ltd.                   20,599     36,355       0.0%
    Bombay Dyeing & Manufacturing Co.,
      Ltd.                                  12,073     55,616       0.0%
    Bosch, Ltd.                                268     77,696       0.0%
    Brigade Enterprises, Ltd.               12,382     51,625       0.0%
    Britannia Industries, Ltd.               2,127    175,465       0.0%
    Cadila Healthcare, Ltd.                 25,856    159,609       0.0%
    Can Fin Homes, Ltd.                     17,279    108,844       0.0%
    Canara Bank                             40,496    160,229       0.0%
    Capital First, Ltd.                      4,789     45,907       0.0%
    Caplin Point Laboratories, Ltd.          3,824     34,118       0.0%
    Carborundum Universal, Ltd.             18,991    108,558       0.0%
    Care Ratings, Ltd.                       4,589     87,279       0.0%
    Castrol India, Ltd.                     25,804     75,127       0.0%
    CCL Products India, Ltd.                21,368    100,079       0.0%
    Ceat, Ltd.                               8,354    198,058       0.0%
    Century Plyboards India, Ltd.           14,991     72,868       0.0%
    Cera Sanitaryware, Ltd.                    872     41,177       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
INDIA -- (Continued)
    CESC, Ltd.                                15,790 $250,780       0.0%
*   CG Power and Industrial Solutions, Ltd.  125,534  156,925       0.0%
    Chambal Fertilizers & Chemicals, Ltd.     47,625  138,352       0.0%
    Chennai Petroleum Corp., Ltd.             10,823   51,648       0.0%
    Chennai Super Kings Cricket, Ltd.         52,326      331       0.0%
    Cholamandalam Investment and Finance
      Co., Ltd.                               13,542  350,870       0.0%
    Cipla, Ltd.                               59,623  539,309       0.0%
    City Union Bank, Ltd.                     66,735  183,572       0.0%
    Clariant Chemicals India, Ltd.             1,992   16,073       0.0%
    Coal India, Ltd.                          13,855   58,761       0.0%
*   Coffee Day Enterprises, Ltd.               8,349   43,146       0.0%
    Colgate-Palmolive India, Ltd.              9,310  156,168       0.0%
    Container Corp. Of India, Ltd.             9,096  178,837       0.0%
    Coromandel International, Ltd.            35,091  246,336       0.0%
*   Corp. Bank                                52,878   23,721       0.0%
    Cox & Kings, Ltd.                         33,368  109,020       0.0%
    CRISIL, Ltd.                               4,498  126,959       0.0%
    Crompton Greaves Consumer Electricals,
      Ltd.                                   115,164  403,503       0.0%
    Cummins India, Ltd.                        2,779   32,028       0.0%
    Cyient, Ltd.                               9,656  109,547       0.0%
    Dabur India, Ltd.                         27,538  152,655       0.0%
    Dalmia Bharat, Ltd.                        5,908  269,721       0.0%
*   DB Corp., Ltd.                            12,963   58,261       0.0%
*   DB Realty, Ltd.                           15,584   14,880       0.0%
    DCB Bank, Ltd.                            64,935  188,824       0.0%
    DCM Shriram, Ltd.                         14,804   73,285       0.0%
    Deepak Fertilisers & Petrochemicals
      Corp., Ltd.                             12,703   67,038       0.0%
    Deepak Nitrite, Ltd.                       4,320   17,377       0.0%
    Delta Corp., Ltd.                         11,335   45,425       0.0%
*   DEN Networks, Ltd.                        13,490   20,760       0.0%
*   Dena Bank                                 48,612   14,154       0.0%
    Dewan Housing Finance Corp., Ltd.         62,000  591,379       0.1%
    Dhampur Sugar Mills, Ltd.                 11,915   17,010       0.0%
    Dhanuka Agritech, Ltd.                     4,494   39,657       0.0%
*   Diligent Media Corp., Ltd.                 5,406      709       0.0%
    Dilip Buildcon, Ltd.                      15,884  274,678       0.0%
*   Dish TV India, Ltd.                      100,541  113,053       0.0%
*   Dishman Carbogen Amcis, Ltd.               8,970   50,595       0.0%
    Divi's Laboratories, Ltd.                 29,921  536,147       0.0%
    DLF, Ltd.                                 89,780  297,350       0.0%
    Dr Reddy's Laboratories, Ltd.             11,918  377,336       0.0%
    Dr Reddy's Laboratories, Ltd. ADR          2,000   64,620       0.0%
*   Dredging Corp. Of India, Ltd.              2,109   19,580       0.0%
    Dwarikesh Sugar Industries, Ltd.          19,774    7,554       0.0%
    eClerx Services, Ltd.                      7,913  157,050       0.0%
    Edelweiss Financial Services, Ltd.        85,655  365,227       0.0%
    Eicher Motors, Ltd.                          681  316,717       0.0%
    EID Parry India, Ltd.                     23,867   97,986       0.0%
    EIH, Ltd.                                 27,446   71,596       0.0%
    Electrosteel Castings, Ltd.               26,513   11,631       0.0%
    Elgi Equipments, Ltd.                      6,868   29,102       0.0%
    Emami, Ltd.                                8,222  137,103       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
INDIA -- (Continued)
    Endurance Technologies, Ltd.                 4,717 $ 89,584       0.0%
    Engineers India, Ltd.                       42,236   99,894       0.0%
*   Eros International Media, Ltd.              10,037   26,175       0.0%
    Escorts, Ltd.                               12,560  188,002       0.0%
    Essel Propack, Ltd.                         20,056   80,263       0.0%
*   Eveready Industries India, Ltd.              9,059   42,525       0.0%
    Exide Industries, Ltd.                      77,373  285,944       0.0%
    FDC, Ltd.                                    8,703   32,637       0.0%
    Federal Bank, Ltd.                         292,868  429,747       0.0%
*   Federal-Mogul Goetze India, Ltd.             1,619   11,557       0.0%
    FIEM Industries, Ltd.                        3,985   55,185       0.0%
    Finolex Cables, Ltd.                        13,524  140,730       0.0%
    Finolex Industries, Ltd.                     8,421   82,452       0.0%
*   Firstsource Solutions, Ltd.                 39,298   37,256       0.0%
*   Fortis Healthcare, Ltd.                     78,378  176,866       0.0%
    Future Enterprises, Ltd.                    42,380   24,188       0.0%
    Future Lifestyle Fashions, Ltd.              5,101   33,101       0.0%
*   Future Retail, Ltd.                         28,880  260,468       0.0%
    Gabriel India, Ltd.                         18,231   41,782       0.0%
    GAIL India, Ltd.                           104,595  508,954       0.0%
    Garware Wall Ropes, Ltd.                     2,991   43,820       0.0%
    Gateway Distriparks, Ltd.                   21,066   53,076       0.0%
    Gati, Ltd.                                  10,050   18,187       0.0%
*   Gayatri Highways, Ltd.                      19,360    2,118       0.0%
*   Gayatri Projects, Ltd.                      19,360   59,266       0.0%
    GE T&D India, Ltd.                           3,564   20,138       0.0%
    Genus Power Infrastructures, Ltd.            7,873    6,079       0.0%
    Geojit Financial Services, Ltd.              5,587    8,572       0.0%
    GHCL, Ltd.                                  13,044   53,696       0.0%
    GIC Housing Finance, Ltd.                   10,571   68,686       0.0%
    Gillette India, Ltd.                           886   86,623       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.      860   78,842       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.          766   26,824       0.0%
    Glenmark Pharmaceuticals, Ltd.              26,017  222,184       0.0%
*   GMR Infrastructure, Ltd.                   588,736  179,674       0.0%
*   Godawari Power and Ispat, Ltd.               2,578   21,710       0.0%
    Godfrey Phillips India, Ltd.                 3,599   47,369       0.0%
    Godrej Consumer Products, Ltd.              14,595  243,642       0.0%
    Godrej Industries, Ltd.                      6,489   58,260       0.0%
*   Godrej Properties, Ltd.                      6,161   74,050       0.0%
    Granules India, Ltd.                        26,265   42,601       0.0%
    Graphite India, Ltd.                         8,515   87,925       0.0%
    Grasim Industries, Ltd.                     33,000  535,725       0.0%
    Great Eastern Shipping Co., Ltd. (The)      15,077   82,594       0.0%
    Greaves Cotton, Ltd.                        25,009   46,479       0.0%
    Greenply Industries, Ltd.                   11,914   54,935       0.0%
    Grindwell Norton, Ltd.                       3,327   25,871       0.0%
    Gruh Finance, Ltd.                          16,201  163,534       0.0%
    Gujarat Alkalies & Chemicals, Ltd.          11,084  124,456       0.0%
    Gujarat Ambuja Exports, Ltd.                14,634   63,396       0.0%
    Gujarat Fluorochemicals, Ltd.               10,154  129,334       0.0%
    Gujarat Gas, Ltd.                            7,560   99,935       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Gujarat Industries Power Co., Ltd.         5,497 $    8,550       0.0%
    Gujarat Mineral Development Corp., Ltd.   30,521     61,684       0.0%
    Gujarat Narmada Valley Fertilizers &
      Chemicals, Ltd.                         14,713    104,900       0.0%
    Gujarat Pipavav Port, Ltd.                55,571    121,918       0.0%
    Gujarat State Petronet, Ltd.              46,273    122,895       0.0%
    Gulf Oil Lubricants India, Ltd.            3,107     43,680       0.0%
*   GVK Power & Infrastructure, Ltd.         108,134     24,100       0.0%
*   Hathway Cable & Datacom, Ltd.             70,416     36,787       0.0%
    Hatsun Agro Products, Ltd.                 4,501     52,677       0.0%
    Havells India, Ltd.                       30,243    246,504       0.0%
    HBL Power Systems, Ltd.                   10,625      7,676       0.0%
    HCL Technologies, Ltd.                    68,514  1,078,401       0.1%
*   HealthCare Global Enterprises, Ltd.        2,300     10,308       0.0%
    HEG, Ltd.                                  1,578     65,089       0.0%
    HeidelbergCement India, Ltd.              24,115     56,017       0.0%
    Heritage Foods, Ltd.                       5,140     54,667       0.0%
    Hero Motocorp, Ltd.                        4,818    268,620       0.0%
    Hexaware Technologies, Ltd.               48,535    325,313       0.0%
    Hikal, Ltd.                                3,838     14,606       0.0%
*   Himachal Futuristic Communications, Ltd.  98,725     40,909       0.0%
    Himadri Speciality Chemical, Ltd.         34,444     75,657       0.0%
    Himatsingka Seide, Ltd.                   16,762     96,856       0.0%
    Hindalco Industries, Ltd.                255,391    894,365       0.1%
    Hinduja Global Solutions, Ltd.             1,845     26,180       0.0%
    Hindustan Petroleum Corp., Ltd.           57,887    263,110       0.0%
    Hindustan Unilever, Ltd.                  21,247    476,368       0.0%
    Honda SIEL Power Products, Ltd.              538     12,038       0.0%
*   Housing Development & Infrastructure,
      Ltd.                                   104,690     51,651       0.0%
    Housing Development Finance Corp., Ltd.   51,095  1,436,739       0.1%
    HSIL, Ltd.                                 8,539     48,293       0.0%
    HT Media, Ltd.                            23,621     31,820       0.0%
    Huhtamaki PPL, Ltd.                        7,123     38,062       0.0%
    I G Petrochemicals, Ltd.                   4,172     47,545       0.0%
    ICICI Bank, Ltd.                         118,043    503,020       0.0%
    ICICI Bank, Ltd. Sponsored ADR            28,050    238,706       0.0%
*   IDBI Bank, Ltd.                          225,020    221,517       0.0%
*   Idea Cellular, Ltd.                      705,680    729,110       0.1%
    IDFC Bank, Ltd.                          250,972    180,577       0.0%
    IDFC, Ltd.                               261,086    227,062       0.0%
*   IFB Industries, Ltd.                         923     16,894       0.0%
*   IFCI, Ltd.                               257,288     76,262       0.0%
    IIFL Holdings, Ltd.                       28,342    324,694       0.0%
*   IL&FS Transportation Networks, Ltd.       26,355     24,962       0.0%
    India Cements, Ltd. (The)                 62,687    137,259       0.0%
    India Glycols, Ltd.                        4,576     40,912       0.0%
    Indiabulls Housing Finance, Ltd.          87,022  1,696,714       0.1%
*   Indiabulls Real Estate, Ltd.              79,416    253,517       0.0%
*   Indiabulls Ventures, Ltd.(BD0N708)         1,855      8,340       0.0%
    Indiabulls Ventures, Ltd.(B2QP4C2)         9,898     71,196       0.0%
    Indian Bank                               33,366    160,299       0.0%
    Indian Hotels Co., Ltd. (The)             86,100    189,495       0.0%
    Indian Hume Pipe Co., Ltd.                 6,838     35,294       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Indian Metals & Ferro Alloys, Ltd.         1,119 $    7,956       0.0%
    Indian Oil Corp., Ltd.                    72,932    176,322       0.0%
*   Indian Overseas Bank                     142,410     39,068       0.0%
    Indo Count Industries, Ltd.               20,285     28,406       0.0%
    Indoco Remedies, Ltd.                      3,978     11,980       0.0%
    Indraprastha Gas, Ltd.                    42,275    181,196       0.0%
    IndusInd Bank, Ltd.                        6,063    171,644       0.0%
    INEOS Styrolution India, Ltd.                753     10,370       0.0%
    Infosys, Ltd.                            169,121  3,032,174       0.1%
#   Infosys, Ltd. Sponsored ADR               28,800    508,896       0.0%
    Ingersoll-Rand India, Ltd.                 3,000     30,485       0.0%
*   Inox Leisure, Ltd.                        19,802     81,445       0.0%
*   Inox Wind, Ltd.                           14,165     22,791       0.0%
    Insecticides India, Ltd.                     959     10,526       0.0%
*   Intellect Design Arena, Ltd.               4,799     14,199       0.0%
    InterGlobe Aviation, Ltd.                  4,983    104,221       0.0%
    Ipca Laboratories, Ltd.                    8,637     97,256       0.0%
    IRB Infrastructure Developers, Ltd.       46,610    194,539       0.0%
    ITC, Ltd.                                 98,130    413,943       0.0%
    ITD Cementation India, Ltd.               11,342     28,081       0.0%
    J Kumar Infraprojects, Ltd.               11,676     49,290       0.0%
    Jagran Prakashan, Ltd.                    38,772     98,583       0.0%
    Jai Corp., Ltd.                           15,986     37,637       0.0%
    Jain Irrigation Systems, Ltd.            128,745    223,675       0.0%
*   Jaiprakash Associates, Ltd.              488,899    143,128       0.0%
*   Jaiprakash Power Ventures, Ltd.          239,763     13,390       0.0%
*   Jammu & Kashmir Bank, Ltd. (The)          91,753     77,629       0.0%
    Jamna Auto Industries, Ltd.               36,938     53,705       0.0%
    Jayant Agro-Organics, Ltd.                 3,764     18,670       0.0%
*   Jaypee Infratech, Ltd.                    75,399      5,825       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.       6,207     29,726       0.0%
    JBF Industries, Ltd.                       5,472      8,402       0.0%
    JBM Auto, Ltd.                             2,561     16,361       0.0%
*   Jet Airways India, Ltd.                    5,602     53,607       0.0%
    Jindal Poly Films, Ltd.                    4,651     21,330       0.0%
    Jindal Saw, Ltd.                          38,086     70,382       0.0%
*   Jindal Stainless Hisar, Ltd.              17,122     47,429       0.0%
*   Jindal Stainless, Ltd.                    21,699     29,793       0.0%
*   Jindal Steel & Power, Ltd.                91,957    343,323       0.0%
    JK Cement, Ltd.                            6,573     98,456       0.0%
    JK Lakshmi Cement, Ltd.                    4,304     26,280       0.0%
    JK Paper, Ltd.                            20,798     43,827       0.0%
    JK Tyre & Industries, Ltd.                27,061     63,080       0.0%
    JM Financial, Ltd.                       106,133    222,110       0.0%
    Johnson Controls-Hitachi Air
      Conditioning India, Ltd.                 1,702     65,625       0.0%
    JSW Energy, Ltd.                         152,457    193,817       0.0%
*   JSW Holdings, Ltd.                           936     27,349       0.0%
    JSW Steel, Ltd.                          321,170  1,557,957       0.1%
    JTEKT India, Ltd.                          5,834      9,845       0.0%
    Jubilant Foodworks, Ltd.                   8,255    313,258       0.0%
    Jubilant Life Sciences, Ltd.              34,277    452,191       0.0%
*   Just Dial, Ltd.                           13,169     87,174       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Jyothy Laboratories, Ltd.                  8,358 $   45,211       0.0%
    Kajaria Ceramics, Ltd.                    23,124    189,076       0.0%
    Kalpataru Power Transmission, Ltd.        16,280    118,978       0.0%
    Kalyani Steels, Ltd.                       6,311     30,077       0.0%
    Kansai Nerolac Paints, Ltd.               17,289    128,967       0.0%
    Karnataka Bank, Ltd. (The)                62,495    114,439       0.0%
    Karur Vysya Bank, Ltd. (The)             107,857    175,903       0.0%
    Kaveri Seed Co., Ltd.                     11,735     93,364       0.0%
    KCP, Ltd.                                 15,409     31,054       0.0%
    KEC International, Ltd.                   31,537    191,755       0.0%
    KEI Industries, Ltd.                      15,767    103,021       0.0%
*   Kiri Industries, Ltd.                      1,548      9,436       0.0%
    Kirloskar Brothers, Ltd.                   5,025     21,503       0.0%
    Kirloskar Oil Engines, Ltd.                3,070     15,326       0.0%
    Kitex Garments, Ltd.                       8,447     29,928       0.0%
    KNR Constructions, Ltd.                   14,656     70,898       0.0%
    Kolte-Patil Developers, Ltd.               7,629     37,097       0.0%
    Kotak Mahindra Bank, Ltd.                 15,898    288,125       0.0%
    KPIT Technologies, Ltd.                   51,243    196,929       0.0%
    KPR Mill, Ltd.                             8,686     91,454       0.0%
    KRBL, Ltd.                                23,243    155,446       0.0%
    KSB Pumps, Ltd.                            1,131     13,926       0.0%
    Kwality, Ltd.                             16,088     11,688       0.0%
    L&T Finance Holdings, Ltd.               130,728    337,211       0.0%
    Lakshmi Machine Works, Ltd.                  539     68,065       0.0%
    Lakshmi Vilas Bank, Ltd. (The)            32,746     44,406       0.0%
    Larsen & Toubro Infotech, Ltd.               314      7,351       0.0%
    Larsen & Toubro, Ltd.                     58,653  1,229,611       0.1%
    LEEL Electricals, Ltd.                     4,735     16,302       0.0%
    LG Balakrishnan & Bros, Ltd.                 995     19,436       0.0%
    LIC Housing Finance, Ltd.                106,747    871,178       0.1%
    Linde India, Ltd.                          1,567     10,528       0.0%
    LT Foods, Ltd.                            41,256     55,713       0.0%
    Lumax Industries, Ltd.                       689     23,632       0.0%
    Lupin, Ltd.                               13,464    162,938       0.0%
    LUX Industries, Ltd.                         822     24,211       0.0%
    Magma Fincorp, Ltd.                       43,108    110,550       0.0%
    Maharashtra Seamless, Ltd.                 9,479     65,266       0.0%
    Mahindra & Mahindra Financial Services,
      Ltd.                                    54,883    431,539       0.0%
    Mahindra & Mahindra, Ltd.                 83,964  1,094,114       0.1%
*   Mahindra CIE Automotive, Ltd.             19,952     75,065       0.0%
    Mahindra Holidays & Resorts India, Ltd.   16,619     81,264       0.0%
    Mahindra Lifespace Developers, Ltd.        5,457     38,085       0.0%
    Maithan Alloys, Ltd.                       3,334     40,549       0.0%
    Man Infraconstruction, Ltd.               22,902     18,037       0.0%
    Manappuram Finance, Ltd.                 196,059    356,925       0.0%
    Mangalam Cement, Ltd.                      1,575      7,233       0.0%
    Mangalore Refinery & Petrochemicals,
      Ltd.                                    40,362     65,379       0.0%
    Marico, Ltd.                              54,062    268,985       0.0%
    Marksans Pharma, Ltd.                     42,845     21,288       0.0%
    Maruti Suzuki India, Ltd.                  3,377    444,068       0.0%
    Mastek, Ltd.                               1,371     11,536       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                              SHARES  VALUE++  OF NET ASSETS**
                                              ------- -------- ---------------
INDIA -- (Continued)
*   Max Financial Services, Ltd.                6,749 $ 52,313       0.0%
*   MAX India, Ltd.                            21,042   24,958       0.0%
    Mayur Uniquoters, Ltd.                      4,579   33,970       0.0%
    McLeod Russel India, Ltd.                  21,709   50,477       0.0%
    Meghmani Organics, Ltd.                    33,015   50,844       0.0%
    Mercator, Ltd.                             30,039   13,185       0.0%
    Merck, Ltd.                                 1,041   32,939       0.0%
    Minda Corp., Ltd.                          16,727   46,056       0.0%
    Minda Industries, Ltd.                      7,537  125,257       0.0%
    MindTree, Ltd.                             44,140  713,958       0.1%
    Mirza International, Ltd.                  11,205   22,897       0.0%
    MOIL, Ltd.                                 27,997   85,679       0.0%
    Monsanto India, Ltd.                          299   12,001       0.0%
    Motherson Sumi Systems, Ltd.               35,175  185,502       0.0%
    Motilal Oswal Financial Services, Ltd.      6,632   97,046       0.0%
    Mphasis, Ltd.                              21,172  333,805       0.0%
*   MPS, Ltd.                                   1,144   11,282       0.0%
    MRF, Ltd.                                     414  493,663       0.0%
    Multi Commodity Exchange of India, Ltd.     1,514   17,571       0.0%
    Munjal Showa, Ltd.                          2,421    8,217       0.0%
    Muthoot Finance, Ltd.                      34,619  232,093       0.0%
*   Nagarjuna Fertilizers & Chemicals, Ltd.    58,591   15,107       0.0%
*   Narayana Hrudayalaya, Ltd.                  9,217   37,873       0.0%
    Natco Pharma, Ltd.                         25,921  313,006       0.0%
    National Aluminium Co., Ltd.              164,533  196,063       0.0%
    National Fertilizers, Ltd.                 19,848   16,789       0.0%
    Nava Bharat Ventures, Ltd.                 26,532   58,929       0.0%
    Navin Fluorine International, Ltd.          2,409   27,677       0.0%
*   Navkar Corp., Ltd.                         11,681   30,746       0.0%
    Navneet Education, Ltd.                    39,922   87,391       0.0%
    NBCC India, Ltd.                           25,870   40,520       0.0%
    NCC, Ltd.                                 152,385  302,419       0.0%
    NESCO, Ltd.                                 8,606   75,460       0.0%
    Nestle India, Ltd.                          1,474  207,377       0.0%
*   Neuland Laboratories, Ltd.                    686    7,291       0.0%
    NHPC, Ltd.                                138,291   59,023       0.0%
    NIIT Technologies, Ltd.                    13,786  237,477       0.0%
*   NIIT, Ltd.                                 25,692   44,308       0.0%
    Nilkamal, Ltd.                              1,740   44,427       0.0%
    NLC India, Ltd.                            57,706   76,423       0.0%
    NOCIL, Ltd.                                15,959   51,765       0.0%
    NRB Bearings, Ltd.                         11,644   30,063       0.0%
    NTPC, Ltd.                                 56,142  144,445       0.0%
    Oberoi Realty, Ltd.                        30,091  246,673       0.0%
    OCL India, Ltd.                             3,669   77,395       0.0%
    Oil & Natural Gas Corp., Ltd.              38,013  102,636       0.0%
    Oil India, Ltd.                            31,311  108,843       0.0%
    Omaxe, Ltd.                                12,587   41,841       0.0%
*   Oracle Financial Services Software, Ltd.    1,158   73,979       0.0%
    Orient Cement, Ltd.                        16,366   34,784       0.0%
    Orient Electric, Ltd.                       9,394   15,490       0.0%
    Orient Paper & Industries, Ltd.             9,394    5,944       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
INDIA -- (Continued)
*   Oriental Bank of Commerce                 29,982 $ 42,015       0.0%
    Oriental Carbon & Chemicals, Ltd.            634   11,213       0.0%
    Page Industries, Ltd.                        395  142,526       0.0%
    Panama Petrochem, Ltd.                     5,167   16,891       0.0%
    Parag Milk Foods, Ltd.                     4,591   20,878       0.0%
*   Patel Engineering, Ltd.                   14,724   13,783       0.0%
    PC Jeweller, Ltd.                         24,124   51,050       0.0%
    Persistent Systems, Ltd.                  10,342  124,638       0.0%
    Petronet LNG, Ltd.                       144,652  490,100       0.0%
    Pfizer, Ltd.                               2,126   72,437       0.0%
    Phillips Carbon Black, Ltd.               12,395   48,034       0.0%
    Phoenix Mills, Ltd.                        9,795   91,242       0.0%
    PI Industries, Ltd.                       22,964  295,248       0.0%
    Pidilite Industries, Ltd.                 12,742  206,026       0.0%
    Piramal Enterprises, Ltd.                 12,708  492,929       0.0%
    Poly Medicure, Ltd.                        3,192   12,405       0.0%
    Polyplex Corp., Ltd.                       3,594   25,737       0.0%
    Power Finance Corp., Ltd.                211,592  277,934       0.0%
    Power Grid Corp. of India, Ltd.           42,790  132,883       0.0%
    Power Mech Projects, Ltd.                    913   13,937       0.0%
    Prabhat Dairy, Ltd.                        9,482   25,259       0.0%
    Praj Industries, Ltd.                     23,067   32,280       0.0%
*   Prakash Industries, Ltd.                  18,009   56,428       0.0%
*   Praxis Home Retail, Ltd.                   1,444    6,145       0.0%
    Prestige Estates Projects, Ltd.           46,014  210,015       0.0%
    Pricol, Ltd.                               5,736    8,279       0.0%
*   Prime Focus, Ltd.                         22,316   31,981       0.0%
*   Prism Cement, Ltd.                         5,847   10,833       0.0%
    Procter & Gamble Hygiene & Health Care,
      Ltd.                                     1,094  156,458       0.0%
    PTC India Financial Services, Ltd.        58,589   22,121       0.0%
    PTC India, Ltd.                           68,216   93,564       0.0%
*   Punjab National Bank                     102,037  145,314       0.0%
    Puravankara, Ltd.                          9,361   22,138       0.0%
    PVR, Ltd.                                 10,932  235,371       0.0%
    Quick Heal Technologies, Ltd.              2,815   14,020       0.0%
    Radico Khaitan, Ltd.                      16,295  101,450       0.0%
    Rain Commodities, Ltd.                    41,827  198,109       0.0%
    Rajesh Exports, Ltd.                      24,542  249,303       0.0%
    Rallis India, Ltd.                        20,715   68,539       0.0%
    Ramco Cements, Ltd. (The)                 24,308  300,089       0.0%
    Ramco Industries, Ltd.                     6,513   26,252       0.0%
    Ramkrishna Forgings, Ltd.                  4,671   58,186       0.0%
*   Ramky Infrastructure, Ltd.                 7,222   21,695       0.0%
    Rane Holdings, Ltd.                        1,941   77,853       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.   46,747   56,244       0.0%
    Ratnamani Metals & Tubes, Ltd.             3,384   49,221       0.0%
*   RattanIndia Power, Ltd.                  183,153   13,926       0.0%
    Raymond, Ltd.                              8,074  134,579       0.0%
    Redington India, Ltd.                     85,551  176,177       0.0%
*   Relaxo Footwears, Ltd.                     2,790   28,890       0.0%
    Reliance Capital, Ltd.                    42,309  274,072       0.0%
*   Reliance Communications, Ltd.            359,602   81,565       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
INDIA -- (Continued)
*   Reliance Home Finance, Ltd.            39,642 $   36,716       0.0%
    Reliance Industries, Ltd.             211,278  3,036,976       0.1%
    Reliance Infrastructure, Ltd.          30,433    204,015       0.0%
*   Reliance Naval and Engineering, Ltd.   36,617      9,901       0.0%
*   Reliance Power, Ltd.                  208,281    114,683       0.0%
    Repco Home Finance, Ltd.               13,822    132,392       0.0%
    Rico Auto Industries, Ltd.             12,935     15,099       0.0%
*   Rolta India, Ltd.                      20,833     19,234       0.0%
    Rural Electrification Corp., Ltd.     343,644    654,109       0.1%
    Sadbhav Engineering, Ltd.              24,705    141,547       0.0%
    Sadbhav Infrastructure Project, Ltd.   10,227     20,257       0.0%
    Sagar Cements, Ltd.                     1,007     15,710       0.0%
*   Sanghi Industries, Ltd.                 5,588      9,447       0.0%
    Sanghvi Movers, Ltd.                    5,099     15,812       0.0%
    Sanofi India, Ltd.                      2,213    160,302       0.0%
    Sarda Energy & Minerals, Ltd.           1,157      8,146       0.0%
    Sasken Technologies, Ltd.                 850     12,328       0.0%
    Schaeffler India, Ltd.                    912     73,571       0.0%
    Sequent Scientific, Ltd.                6,658      6,548       0.0%
    SH Kelkar & Co., Ltd.                   1,495      5,432       0.0%
    Sharda Cropchem, Ltd.                   8,549     51,590       0.0%
    Sharda Motor Industries, Ltd.             298      8,545       0.0%
    Shilpa Medicare, Ltd.                   5,041     35,392       0.0%
*   Shipping Corp. of India, Ltd.          33,640     37,494       0.0%
    Shree Cement, Ltd.                        520    131,701       0.0%
    Shriram City Union Finance, Ltd.        4,454    160,895       0.0%
    Shriram Transport Finance Co., Ltd.    32,058    770,134       0.1%
*   Sical Logistics, Ltd.                   2,839      8,925       0.0%
    Siemens, Ltd.                           1,653     27,799       0.0%
    Simplex Infrastructures, Ltd.           3,583     32,390       0.0%
    Sintex Industries, Ltd.               114,349     30,306       0.0%
*   Sintex Plastics Technology, Ltd.      114,349     91,677       0.0%
    Siyaram Silk Mills, Ltd.                3,305     33,838       0.0%
    SJVN, Ltd.                             83,096     41,228       0.0%
    SKF India, Ltd.                         2,638     74,384       0.0%
    Skipper, Ltd.                          10,366     33,335       0.0%
    SML ISUZU, Ltd.                         1,708     22,728       0.0%
    Sobha, Ltd.                            16,929    138,718       0.0%
    Solar Industries India, Ltd.            4,826     76,975       0.0%
*   Solara Active Pharma Sciences, Ltd.     3,320      5,766       0.0%
    Somany Ceramics, Ltd.                   7,499     63,363       0.0%
    Sonata Software, Ltd.                  20,977    112,975       0.0%
    South Indian Bank, Ltd. (The)         363,670    143,328       0.0%
    SREI Infrastructure Finance, Ltd.      81,613    104,119       0.0%
    SRF, Ltd.                               6,328    225,476       0.0%
    Srikalahasthi Pipes, Ltd.               2,877     14,867       0.0%
*   Star Cement, Ltd.                       7,554     14,826       0.0%
    State Bank of India                   126,769    465,559       0.0%
*   Steel Authority of India, Ltd.        181,378    209,030       0.0%
    Sterlite Technologies, Ltd.            52,825    276,912       0.0%
    Strides Arcolab, Ltd.                  18,325    174,892       0.0%
    Subros, Ltd.                            8,059     39,107       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Sudarshan Chemical Industries, Ltd.        7,334 $   62,868       0.0%
    Sun Pharmaceutical Industries, Ltd.      101,812    803,339       0.1%
    Sun TV Network, Ltd.                      29,483    386,901       0.0%
*   Sundaram Finance Holdings, Ltd.            4,906     10,839       0.0%
    Sundaram Finance, Ltd.                     5,316    140,256       0.0%
    Sundaram-Clayton, Ltd.                       123      9,279       0.0%
    Sundram Fasteners, Ltd.                   13,749    122,425       0.0%
    Sunteck Realty, Ltd.                      11,073     70,657       0.0%
    Suprajit Engineering, Ltd.                12,066     50,176       0.0%
    Supreme Industries, Ltd.                  10,722    221,379       0.0%
    Supreme Petrochem, Ltd.                   11,031     51,101       0.0%
    Surya Roshni, Ltd.                         6,927     43,758       0.0%
    Sutlej Textiles and Industries, Ltd.      17,043     18,077       0.0%
    Suven Life Sciences, Ltd.                  7,453     19,945       0.0%
*   Suzlon Energy, Ltd.                      607,473     98,128       0.0%
    Swaraj Engines, Ltd.                       1,242     39,331       0.0%
    Symphony, Ltd.                             4,199    114,030       0.0%
*   Syndicate Bank                            85,548     70,274       0.0%
    Syngene International, Ltd.                7,190     66,890       0.0%
    TAKE Solutions, Ltd.                      17,591     56,544       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.        9,084     47,866       0.0%
    Tata Chemicals, Ltd.                      13,903    158,681       0.0%
    Tata Communications, Ltd.                 14,869    137,882       0.0%
    Tata Consultancy Services, Ltd.           22,470  1,185,075       0.1%
    Tata Elxsi, Ltd.                           4,794     88,625       0.0%
    Tata Global Beverages, Ltd.              108,936    484,006       0.0%
    Tata Metaliks, Ltd.                        1,379     17,017       0.0%
*   Tata Motors, Ltd.                        166,002    839,992       0.1%
*   Tata Motors, Ltd. Sponsored ADR            2,004     50,340       0.0%
    Tata Power Co., Ltd. (The)               176,417    231,325       0.0%
    Tata Sponge Iron, Ltd.                     1,511     24,150       0.0%
*   Tata Steel, Ltd.(BD3NJK9)                  7,691     18,323       0.0%
    Tata Steel, Ltd.(6101156)                130,469  1,155,474       0.1%
*   Tata Teleservices Maharashtra, Ltd.      144,337     12,079       0.0%
    TCI Express, Ltd.                          3,754     29,671       0.0%
    Tech Mahindra, Ltd.                       75,536    754,188       0.1%
*   Techno Electric & Engineering Co., Ltd.   15,828     81,325       0.0%
    Texmaco Rail & Engineering, Ltd.          14,686     18,513       0.0%
    Thermax, Ltd.                              4,967     83,825       0.0%
    Thirumalai Chemicals, Ltd.                 1,721     56,326       0.0%
    Thomas Cook India, Ltd.                   13,147     57,432       0.0%
    TI Financial Holdings, Ltd.               20,636    225,286       0.0%
    Tide Water Oil Co India, Ltd.                206     19,689       0.0%
    Time Technoplast, Ltd.                    44,003    104,786       0.0%
    Timken India, Ltd.                         2,414     24,794       0.0%
    Tinplate Co. of India, Ltd. (The)         10,194     35,037       0.0%
    Titagarh Wagons, Ltd.                     15,550     27,058       0.0%
    Titan Co., Ltd.                           11,477    168,204       0.0%
    Torrent Pharmaceuticals, Ltd.              8,398    178,518       0.0%
    Torrent Power, Ltd.                       27,720    101,899       0.0%
    Tourism Finance Corp. of India, Ltd.       4,128      9,760       0.0%
    Transport Corp. of India, Ltd.            10,050     43,920       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
INDIA -- (Continued)
    Trident, Ltd.                            44,370 $   45,416       0.0%
    Triveni Engineering & Industries, Ltd.   43,176     26,137       0.0%
    Triveni Turbine, Ltd.                     9,284     13,839       0.0%
    TTK Prestige, Ltd.                          207     19,264       0.0%
    Tube Investments of India, Ltd.          20,636     72,149       0.0%
    TV Today Network, Ltd.                    6,989     50,096       0.0%
*   TV18 Broadcast, Ltd.                    162,424    154,709       0.0%
    TVS Motor Co., Ltd.                      26,131    260,577       0.0%
    TVS Srichakra, Ltd.                         859     47,367       0.0%
*   UCO Bank                                 84,585     24,804       0.0%
    Uflex, Ltd.                              11,771     59,433       0.0%
    UFO Moviez India, Ltd.                    1,984     11,594       0.0%
    Ultratech Cement, Ltd.                    2,714    166,276       0.0%
    Unichem Laboratories, Ltd.               12,905     54,122       0.0%
*   Union Bank of India                      53,712     76,192       0.0%
*   Unitech, Ltd.                           644,762     55,613       0.0%
    United Breweries, Ltd.                    8,287    148,116       0.0%
*   United Spirits, Ltd.                      3,908    212,034       0.0%
    UPL, Ltd.                                77,709    849,343       0.1%
    V-Guard Industries, Ltd.                 29,973    107,274       0.0%
    V-Mart Retail, Ltd.                       1,571     48,708       0.0%
*   V2 Retail, Ltd.                           1,510      9,884       0.0%
    VA Tech Wabag, Ltd.                      10,297     78,063       0.0%
*   Vaibhav Global, Ltd.                      2,512     26,953       0.0%
    Vakrangee, Ltd.                          39,458     58,871       0.0%
    Vardhman Textiles, Ltd.                   5,504    100,984       0.0%
    Vedanta, Ltd.                           293,444  1,302,756       0.1%
    Vedanta, Ltd. ADR                         3,300     58,476       0.0%
    Venky's India, Ltd.                       2,471    143,942       0.0%
    Vesuvius India, Ltd.                      1,110     22,110       0.0%
    Vijaya Bank                              78,774     75,079       0.0%
    Vinati Organics, Ltd.                     4,962     66,141       0.0%
    Vindhya Telelinks, Ltd.                     575     10,435       0.0%
    VIP Industries, Ltd.                     14,795     92,157       0.0%
    Vivimed Labs, Ltd.                       11,651     12,839       0.0%
    Voltas, Ltd.                             11,529    110,361       0.0%
*   VRL Logistics, Ltd.                      10,737     68,007       0.0%
    VST Industries, Ltd.                        810     37,038       0.0%
    VST Tillers Tractors, Ltd.                  349     15,876       0.0%
    WABCO India, Ltd.                           883    106,547       0.0%
    Welspun Corp., Ltd.                      22,856     48,315       0.0%
    Welspun Enterprises, Ltd.                12,196     27,412       0.0%
    Welspun India, Ltd.                     104,971     89,696       0.0%
    West Coast Paper Mills, Ltd.              7,550     32,402       0.0%
    Whirlpool of India, Ltd.                  4,402    104,283       0.0%
    Wipro, Ltd.                             107,397    445,593       0.0%
*   Wockhardt, Ltd.                           8,098    100,895       0.0%
    Wonderla Holidays, Ltd.                   2,080     11,474       0.0%
    Yes Bank, Ltd.                          238,260  1,282,360       0.1%
    Zee Entertainment Enterprises, Ltd.      46,659    412,157       0.0%
    Zee Learn, Ltd.                          14,534      7,689       0.0%
*   Zee Media Corp., Ltd.                    21,624     11,945       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
INDIA -- (Continued)
    Zensar Technologies, Ltd.                 4,484 $    85,458       0.0%
                                                    -----------       ---
TOTAL INDIA                                          94,650,455       2.9%
                                                    -----------       ---
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT         2,023,900     189,146       0.0%
    Adaro Energy Tbk PT                   4,799,500     628,500       0.1%
    Adhi Karya Persero Tbk PT               613,195      82,025       0.0%
    Agung Podomoro Land Tbk PT            2,382,800      36,197       0.0%
    AKR Corporindo Tbk PT                   278,000      97,344       0.0%
    Alam Sutera Realty Tbk PT             3,082,000      80,322       0.0%
    Aneka Tambang Tbk PT                  2,693,146     161,861       0.0%
    Astra Agro Lestari Tbk PT               144,000     132,020       0.0%
    Astra International Tbk PT            2,103,200   1,076,474       0.1%
*   Asuransi Kresna Mitra Tbk PT            301,300      16,020       0.0%
    Bank Bukopin Tbk                        950,300      29,126       0.0%
    Bank Central Asia Tbk PT                396,300     626,662       0.0%
    Bank Danamon Indonesia Tbk PT           628,000     299,356       0.0%
    Bank Mandiri Persero Tbk PT             920,900     466,486       0.0%
*   Bank Nationalnobu Tbk PT                307,700      20,102       0.0%
    Bank Negara Indonesia Persero Tbk PT  1,028,700     592,239       0.0%
*   Bank Pan Indonesia Tbk PT             1,293,000      87,716       0.0%
    Bank Pembangunan Daerah Jawa Barat
      Dan Banten Tbk PT                   1,042,800     154,315       0.0%
    Bank Pembangunan Daerah Jawa Timur
      Tbk PT                              1,062,300      54,459       0.0%
*   Bank Permata Tbk PT                     905,805      36,090       0.0%
    Bank Rakyat Indonesia Persero Tbk PT  5,584,000   1,287,494       0.1%
    Bank Tabungan Negara Persero Tbk PT   1,284,600     286,283       0.0%
*   Barito Pacific Tbk PT                 2,030,500     359,030       0.0%
    Bekasi Fajar Industrial Estate Tbk
      PT                                  1,149,700      21,918       0.0%
    Blue Bird Tbk PT                        116,900      23,783       0.0%
    Bukit Asam Tbk PT                     1,380,500     319,152       0.0%
    Bumi Serpong Damai Tbk PT             1,496,600     180,721       0.0%
*   Bumi Teknokultura Unggul Tbk PT       2,403,200      23,359       0.0%
    Charoen Pokphand Indonesia Tbk PT     1,144,800     301,800       0.0%
    Ciputra Development Tbk PT            4,754,247     373,984       0.0%
*   Citra Marga Nusaphala Persada Tbk PT    111,012      11,155       0.0%
*   Delta Dunia Makmur Tbk PT             3,847,700     238,445       0.0%
    Dharma Satya Nusantara Tbk PT           534,500      16,370       0.0%
*   Eagle High Plantations Tbk PT         3,170,000      56,696       0.0%
    Elnusa Tbk PT                           943,300      28,531       0.0%
*   Energi Mega Persada Tbk PT            2,240,000      33,335       0.0%
    Erajaya Swasembada Tbk PT               410,600      50,298       0.0%
    Gajah Tunggal Tbk PT                    388,100      22,658       0.0%
*   Garuda Indonesia Persero Tbk PT       2,201,200      45,218       0.0%
    Global Mediacom Tbk PT                2,862,300     118,903       0.0%
    Gudang Garam Tbk PT                      45,400     225,541       0.0%
*   Hanson International Tbk PT          12,875,000     129,912       0.0%
*   Harum Energy Tbk PT                     211,400      38,677       0.0%
*   Holcim Indonesia Tbk PT                 311,600      17,899       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT    694,100     655,320       0.1%
*   Indika Energy Tbk PT                    429,700     104,438       0.0%
    Indo Tambangraya Megah Tbk PT           141,900     240,471       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                            SHARES   VALUE++  OF NET ASSETS**
                                          ---------- -------- ---------------
INDONESIA -- (Continued)
    Indocement Tunggal Prakarsa Tbk PT        98,000 $124,020       0.0%
    Indofood CBP Sukses Makmur Tbk PT        147,900   91,885       0.0%
    Indofood Sukses Makmur Tbk PT          1,377,700  688,809       0.1%
    Indosat Tbk PT                           173,900   47,133       0.0%
*   Inti Agri Resources Tbk PT               532,800    8,023       0.0%
    Intiland Development Tbk PT            1,947,500   43,099       0.0%
    Japfa Comfeed Indonesia Tbk PT         1,723,900  186,708       0.0%
    Jasa Marga Persero Tbk PT                283,904   88,752       0.0%
    Kalbe Farma Tbk PT                       931,100  100,516       0.0%
    Kawasan Industri Jababeka Tbk PT       1,296,610   22,891       0.0%
    KMI Wire & Cable Tbk PT                  922,400   28,983       0.0%
*   Krakatau Steel Persero Tbk PT          1,204,811   37,994       0.0%
*   Kresna Graha Investama Tbk PT          3,062,000  144,136       0.0%
    Link Net Tbk PT                          200,000   77,902       0.0%
*   Lippo Cikarang Tbk PT                    119,200   19,753       0.0%
    Lippo Karawaci Tbk PT                  4,293,000  137,124       0.0%
    Matahari Department Store Tbk PT         352,500  260,999       0.0%
*   Matahari Putra Prima Tbk PT              381,500    9,311       0.0%
    Mayora Indah Tbk PT                      698,700  148,008       0.0%
*   Medco Energi Internasional Tbk PT      3,229,600  277,565       0.0%
    Media Nusantara Citra Tbk PT           1,796,200  169,932       0.0%
    Mitra Adiperkasa Tbk PT                  335,800  199,090       0.0%
    Mitra Keluarga Karyasehat Tbk PT         378,700   52,330       0.0%
*   MNC Investama Tbk PT                   7,821,100   58,141       0.0%
    Modernland Realty Tbk PT               2,673,900   68,118       0.0%
    Multipolar Tbk PT                      3,130,100   27,594       0.0%
    Nippon Indosari Corpindo Tbk PT          355,544   32,163       0.0%
    Nusantara Infrastructure Tbk PT        2,713,100   38,165       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT         334,600  246,523       0.0%
    Pakuwon Jati Tbk PT                    4,516,000  190,890       0.0%
    Pan Brothers Tbk PT                    1,142,500   37,692       0.0%
*   Panin Financial Tbk PT                 6,109,000  103,211       0.0%
    Perusahaan Gas Negara Persero Tbk        891,300  126,167       0.0%
    Perusahaan Perkebunan London Sumatra
      Indonesia Tbk PT                       995,700   90,044       0.0%
*   Pool Advista Indonesia Tbk PT             13,400    4,529       0.0%
    PP Persero Tbk PT                        895,263  155,394       0.0%
    PP Properti Tbk PT                     2,895,600   33,161       0.0%
    Ramayana Lestari Sentosa Tbk PT          833,400   85,051       0.0%
    Salim Ivomas Pratama Tbk PT              864,100   35,014       0.0%
    Sarana Menara Nusantara Tbk PT            43,200    9,714       0.0%
    Sawit Sumbermas Sarana Tbk PT          1,122,200  105,588       0.0%
*   Sekawan Intipratama Tbk PT               253,200    1,456       0.0%
    Selamat Sempurna Tbk PT                  538,800   56,110       0.0%
    Semen Baturaja Persero Tbk PT            776,600  233,837       0.0%
    Semen Indonesia Persero Tbk PT           487,400  336,640       0.0%
*   Sentul City Tbk PT                    11,383,500  151,912       0.0%
*   Siloam International Hospitals Tbk PT     55,546   27,968       0.0%
    Sri Rejeki Isman Tbk PT                3,484,400   85,392       0.0%
    Summarecon Agung Tbk PT                3,312,000  214,286       0.0%
    Surya Citra Media Tbk PT                 742,100  135,835       0.0%
    Surya Semesta Internusa Tbk PT         1,315,300   50,291       0.0%
    Telekomunikasi Indonesia Persero Tbk
      PT                                     699,200  190,794       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDONESIA -- (Continued)
    Telekomunikasi Indonesia Persero Tbk
      PT Sponsored ADR                        6,000 $   163,500       0.0%
*   Tiga Pilar Sejahtera Food Tbk           494,100      19,263       0.0%
    Timah Tbk PT                          1,283,200      93,921       0.0%
    Tiphone Mobile Indonesia Tbk PT         985,400      58,344       0.0%
    Total Bangun Persada Tbk PT             116,600       5,691       0.0%
    Tower Bersama Infrastructure Tbk PT     368,800     146,883       0.0%
*   Trada Alam Minera Tbk PT              8,661,000     201,507       0.0%
    Tunas Baru Lampung Tbk PT               917,700      77,749       0.0%
    Unilever Indonesia Tbk PT                45,700     151,891       0.0%
    United Tractors Tbk PT                  453,100   1,105,511       0.1%
*   Vale Indonesia Tbk PT                   649,900     146,122       0.0%
*   Visi Media Asia Tbk PT                4,307,500     111,389       0.0%
    Waskita Beton Precast Tbk PT          2,588,600      74,747       0.0%
    Waskita Karya Persero Tbk PT          1,874,323     296,082       0.0%
    Wijaya Karya Beton Tbk PT               880,500      30,065       0.0%
    Wijaya Karya Persero Tbk PT             977,634     110,859       0.0%
*   XL Axiata Tbk PT                      1,683,500     255,160       0.0%
                                                    -----------       ---
TOTAL INDONESIA                                      19,023,178       0.6%
                                                    -----------       ---
IRELAND -- (0.4%)
    Bank of Ireland Group P.L.C.            170,931   1,533,494       0.0%
    C&C Group P.L.C.                         50,569     190,108       0.0%
    CRH P.L.C.                                6,006     213,281       0.0%
    CRH P.L.C. Sponsored ADR                 55,962   1,978,816       0.1%
    FBD Holdings P.L.C.                       3,257      46,232       0.0%
    Glanbia P.L.C.                           96,111   1,623,342       0.1%
*   Independent News & Media P.L.C.         186,318      20,217       0.0%
    Irish Continental Group P.L.C.           40,595     275,010       0.0%
    Kerry Group P.L.C. Class A               11,114   1,132,963       0.0%
    Kingspan Group P.L.C.                    39,093   1,769,698       0.1%
    Paddy Power Betfair P.L.C.(BWXC0Z1)       2,721     268,308       0.0%
    Paddy Power Betfair P.L.C.(BWT6H89)      15,076   1,491,958       0.0%
    Smurfit Kappa Group P.L.C.               80,872   3,447,412       0.1%
                                                    -----------       ---
TOTAL IRELAND                                        13,990,839       0.4%
                                                    -----------       ---
ISRAEL -- (0.4%)
*   ADO Group, Ltd.                           3,896      71,027       0.0%
*   Africa Israel Properties, Ltd.            3,203      73,834       0.0%
*   Airport City, Ltd.                       18,007     205,585       0.0%
    Albaad Massuot Yitzhak, Ltd.              1,026      13,510       0.0%
*   Allot Communications, Ltd.                4,506      22,795       0.0%
    Alony Hetz Properties & Investments,
      Ltd.                                   19,817     175,788       0.0%
    Alrov Properties and Lodgings, Ltd.       2,314      78,140       0.0%
    Amot Investments, Ltd.                   30,570     150,655       0.0%
    Arad, Ltd.                                2,084      19,042       0.0%
#*  Arko Holdings, Ltd.                      73,802      43,875       0.0%
    Ashtrom Properties, Ltd.                  8,073      33,859       0.0%
    Atreyu Capital Markets, Ltd.                779       8,151       0.0%
#   Avgol Industries 1953, Ltd.              27,468      27,875       0.0%
*   Azorim-Investment Development &
      Construction Co., Ltd.                 19,836      19,367       0.0%
    Azrieli Group, Ltd.                       2,950     134,940       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
ISRAEL -- (Continued)
    Bank Hapoalim BM                      274,636 $1,875,603       0.1%
    Bank Leumi Le-Israel BM               372,723  2,198,935       0.1%
    Bayside Land Corp.                        164     71,163       0.0%
    Bezeq The Israeli Telecommunication
      Corp., Ltd.                         110,000    138,769       0.0%
    Big Shopping Centers, Ltd.                830     53,287       0.0%
    Blue Square Real Estate, Ltd.           1,087     38,895       0.0%
*   Bonus Biogroup, Ltd.                   62,416      9,889       0.0%
*   Brack Capital Properties NV               463     51,423       0.0%
    Camtek, Ltd.                            2,154     14,709       0.0%
    Carasso Motors, Ltd.                    7,908     49,407       0.0%
#*  Cellcom Israel, Ltd.                   24,501    166,979       0.0%
    Ceragon Networks, Ltd.                 10,169     26,744       0.0%
*   Clal Insurance Enterprises Holdings,
      Ltd.                                  8,129    127,199       0.0%
    Danel Adir Yeoshua, Ltd.                  515     24,234       0.0%
    Delek Automotive Systems, Ltd.         11,971     85,854       0.0%
    Delek Group, Ltd.                       1,289    192,662       0.0%
    Delta-Galil Industries, Ltd.            5,162    147,675       0.0%
#   Direct Insurance Financial
      Investments, Ltd.                     7,723     94,059       0.0%
#   El Al Israel Airlines                 172,804     49,577       0.0%
    Elbit Systems, Ltd.(2311614)              200     23,124       0.0%
    Elbit Systems, Ltd.(6308913)            1,672    192,708       0.0%
    Electra Consumer Products 1970, Ltd.    5,498     79,098       0.0%
    Electra, Ltd.                             803    201,343       0.0%
#*  Energix-Renewable Energies, Ltd.       18,849     17,169       0.0%
*   Enlight Renewable Energy, Ltd.         24,480     11,237       0.0%
    First International Bank Of Israel,
      Ltd.                                 13,827    285,036       0.0%
    FMS Enterprises Migun, Ltd.             1,064     31,963       0.0%
    Formula Systems 1985, Ltd.              4,309    148,174       0.0%
    Fox Wizel, Ltd.                         3,958     68,601       0.0%
    Frutarom Industries, Ltd.               2,673    255,519       0.0%
*   Gilat Satellite Networks, Ltd.          4,178     35,282       0.0%
    Hadera Paper, Ltd.                        834     55,673       0.0%
    Ham-Let Israel-Canada, Ltd.             1,355     28,943       0.0%
    Harel Insurance Investments &
      Financial Services, Ltd.             48,902    354,977       0.0%
    Hilan, Ltd.                             2,751     60,117       0.0%
    IDI Insurance Co., Ltd.                 1,858    111,848       0.0%
*   Industrial Buildings Corp., Ltd.       18,959     24,273       0.0%
#   Inrom Construction Industries, Ltd.    18,124     76,234       0.0%
    Israel Chemicals, Ltd.                 84,027    375,505       0.0%
*   Israel Discount Bank, Ltd. Class A    148,658    411,621       0.1%
    Issta Lines, Ltd.                         441      9,255       0.0%
*   Jerusalem Oil Exploration               4,208    236,273       0.0%
    Kenon Holdings, Ltd.                    4,298     66,726       0.0%
    Kerur Holdings, Ltd.                    1,856     51,265       0.0%
    Klil Industries, Ltd.                     366     32,998       0.0%
    Magic Software Enterprises, Ltd.        1,425     11,662       0.0%
    Malam - Team, Ltd.                        101     10,721       0.0%
    Matrix IT, Ltd.                         9,815    108,010       0.0%
    Maytronics, Ltd.                        8,042     38,367       0.0%
*   Mazor Robotics, Ltd.                    1,381     36,869       0.0%
    Mega Or Holdings, Ltd.                  4,172     49,993       0.0%
    Meitav Dash Investments, Ltd.           8,052     25,070       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
ISRAEL -- (Continued)
    Melisron, Ltd.                          3,680 $   150,258       0.0%
    Menora Mivtachim Holdings, Ltd.        11,768     131,788       0.0%
    Migdal Insurance & Financial
      Holding, Ltd.                       161,328     158,001       0.0%
    Mivtach Shamir Holdings, Ltd.           1,390      27,579       0.0%
    Mizrahi Tefahot Bank, Ltd.             41,901     765,831       0.1%
    Naphtha Israel Petroleum Corp., Ltd.   17,285     108,463       0.0%
    Nawi Brothers, Ltd.                     3,087      15,292       0.0%
    Neto ME Holdings, Ltd.                    354      31,248       0.0%
*   Nice, Ltd. Sponsored ADR                2,783     264,858       0.0%
*   Nice, Ltd.                              3,603     341,340       0.0%
*   Nova Measuring Instruments, Ltd.        5,350     141,997       0.0%
    Oil Refineries, Ltd.                  683,405     295,712       0.0%
#*  Partner Communications Co., Ltd.       61,128     251,772       0.0%
    Paz Oil Co., Ltd.                       2,479     363,175       0.0%
*   Phoenix Holdings, Ltd. (The)           32,682     166,787       0.0%
    Plasson Industries, Ltd.                1,754      81,523       0.0%
    Rami Levy Chain Stores Hashikma
      Marketing 2006, Ltd.                  1,932      88,279       0.0%
    Scope Metals Group, Ltd.                3,658      96,191       0.0%
    Shapir Engineering and Industry, Ltd.  38,800     124,701       0.0%
    Shikun & Binui, Ltd.                  113,628     192,576       0.0%
    Shufersal, Ltd.                        36,792     210,619       0.0%
    Strauss Group, Ltd.                     8,386     172,526       0.0%
    Summit Real Estate Holdings, Ltd.       5,245      47,158       0.0%
*   Suny Cellular Communication, Ltd.      31,041      17,687       0.0%
    Tadiran Holdings, Ltd.                  1,079      30,632       0.0%
    Teva Pharmaceutical Industries, Ltd.    2,657      47,849       0.0%
#   Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR                        22,731     408,703       0.0%
*   Tower Semiconductor, Ltd.              19,738     510,622       0.1%
*   Union Bank of Israel                    5,299      27,218       0.0%
                                                  -----------       ---
TOTAL ISRAEL                                       15,291,545       0.5%
                                                  -----------       ---
ITALY -- (2.3%)
#*  A.S. Roma SpA                          23,926      16,744       0.0%
    A2A SpA                               716,402   1,440,501       0.1%
    ACEA SpA                               25,047     439,418       0.0%
*   Aeffe SpA                               7,486      26,711       0.0%
    Amplifon SpA                           23,696     442,660       0.0%
    Anima Holding SpA                      91,871     659,169       0.0%
*   Ansaldo STS SpA                        10,980     164,268       0.0%
*   Arnoldo Mondadori Editore SpA          66,336     129,748       0.0%
    Ascopiave SpA                          29,894     122,628       0.0%
    Assicurazioni Generali SpA            164,855   3,326,601       0.1%
#   Astaldi SpA                            23,461      66,505       0.0%
    Atlantia SpA                           43,583   1,442,590       0.1%
    Autogrill SpA                          41,716     531,656       0.0%
#   Azimut Holding SpA                     36,425     764,741       0.0%
*   Banca Carige SpA                      300,788       3,255       0.0%
    Banca Generali SpA                     15,415     500,049       0.0%
    Banca IFIS SpA                         12,519     493,222       0.0%
#   Banca Mediolanum SpA                   69,935     560,494       0.0%
#*  Banca Monte dei Paschi di Siena SpA       520       1,676       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
ITALY -- (Continued)
    Banca Popolare di Sondrio SCPA          138,422 $  653,969       0.0%
#   Banca Profilo SpA                        46,449     12,680       0.0%
#   Banca Sistema SpA                        18,647     51,218       0.0%
#*  Banco BPM SpA                           544,717  1,975,874       0.1%
    Banco di Desio e della Brianza SpA       13,120     37,563       0.0%
    BasicNet SpA                             10,635     49,603       0.0%
#   BE                                       35,768     40,018       0.0%
    Biesse SpA                                3,643    191,887       0.0%
    BPER Banca                              210,785  1,216,753       0.1%
    Brembo SpA                               47,760    703,627       0.0%
    Brunello Cucinelli SpA                    8,037    266,949       0.0%
#   Buzzi Unicem SpA                         22,520    568,599       0.0%
    Cairo Communication SpA                  29,029    130,907       0.0%
#*  Carraro SpA                              10,101     37,962       0.0%
    Cementir Holding SpA                     15,517    129,739       0.0%
    Cerved Information Solutions SpA         50,209    607,575       0.0%
    CIR-Compagnie Industriali Riunite SpA   132,882    174,687       0.0%
    CNH Industrial NV                       156,507  1,925,748       0.1%
    Credito Emiliano SpA                     31,072    273,257       0.0%
*   Credito Valtellinese SpA              2,829,464    440,351       0.0%
*   d'Amico International Shipping SA        45,205     11,024       0.0%
    Danieli & C Officine Meccaniche SpA       5,424    149,176       0.0%
#   Datalogic SpA                             5,165    164,588       0.0%
    Davide Campari-Milano SpA                85,368    639,487       0.0%
    De' Longhi SpA                           15,416    460,858       0.0%
    DeA Capital SpA                          43,727     79,121       0.0%
    DiaSorin SpA                              5,874    553,482       0.0%
    Ei Towers SpA                             7,515    434,968       0.0%
    El.En. SpA                                2,220     87,371       0.0%
*   Elica SpA                                 3,965     10,920       0.0%
    Emak SpA                                 11,344     18,285       0.0%
    Enav SpA                                 28,992    158,029       0.0%
    Enel SpA                                441,619  2,801,509       0.1%
    Eni SpA                                 244,153  4,772,801       0.2%
    Eni SpA Sponsored ADR                       768     30,083       0.0%
    ERG SpA                                  26,376    631,915       0.0%
#   Esprinet SpA                             10,197     53,739       0.0%
    Falck Renewables SpA                     57,487    139,175       0.0%
#   Ferrari NV                               10,219  1,253,659       0.1%
    Fiat Chrysler Automobiles NV            275,811  6,128,181       0.2%
*   Fincantieri SpA                         173,288    272,279       0.0%
    FinecoBank Banca Fineco SpA             115,582  1,376,323       0.1%
    FNM SpA                                  63,935     51,696       0.0%
#*  GEDI Gruppo Editoriale SpA               57,585     29,209       0.0%
#   Gefran SpA                                1,857     19,333       0.0%
    Geox SpA                                 27,658     93,027       0.0%
    Gruppo MutuiOnline SpA                    5,760    110,532       0.0%
    Hera SpA                                337,765  1,248,672       0.1%
    IMA Industria Macchine Automatiche
      SpA                                     5,631    546,406       0.0%
*   IMMSI SpA                                96,634     70,249       0.0%
    Infrastrutture Wireless Italiane SpA     30,805    247,943       0.0%
#*  Intek Group SpA                          29,824     11,339       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
ITALY -- (Continued)
    Interpump Group SpA                      18,524 $  588,449       0.0%
    Intesa Sanpaolo SpA                     972,475  3,699,251       0.1%
    Iren SpA                                159,073    483,295       0.0%
    Italgas SpA                             121,991    789,414       0.0%
    Italmobiliare SpA                         2,852     77,405       0.0%
    IVS Group SA                              1,731     23,248       0.0%
#*  Juventus Football Club SpA              125,442     95,172       0.0%
    La Doria SpA                              8,722    127,186       0.0%
    Leonardo SpA                             77,670    897,445       0.0%
    Luxottica Group SpA                       3,454    215,480       0.0%
#   Maire Tecnimont SpA                      40,506    205,872       0.0%
    MARR SpA                                  8,808    265,724       0.0%
    Massimo Zanetti Beverage Group SpA        2,555     22,358       0.0%
#*  Mediaset SpA                            266,525  1,057,546       0.0%
    Mediobanca Banca di Credito
      Finanziario SpA                       106,628  1,292,067       0.1%
    Moncler SpA                              48,475  2,184,859       0.1%
#*  Mondo TV SpA                              8,830     47,388       0.0%
    Nice SpA                                  2,776     10,233       0.0%
    OVS SpA                                  56,143    238,459       0.0%
    Panariagroup Industrie Ceramiche SpA      3,266     14,334       0.0%
    Parmalat SpA                             83,885    305,870       0.0%
    Piaggio & C SpA                         100,444    263,501       0.0%
#   Poste Italiane SpA                      123,985  1,210,527       0.1%
    Prima Industrie SpA                       1,946     96,277       0.0%
    Prysmian SpA                             57,897  1,702,000       0.1%
    RAI Way SpA                              20,404    115,470       0.0%
    Recordati SpA                            12,733    454,194       0.0%
    Reno de Medici SpA                       40,226     36,824       0.0%
    Reply SpA                                 4,909    310,256       0.0%
*   Retelit SpA                              27,814     65,436       0.0%
*   Rizzoli Corriere Della Sera
      Mediagroup SpA                         22,784     32,092       0.0%
    Sabaf SpA                                 2,401     55,420       0.0%
    SAES Getters SpA                          2,847     76,892       0.0%
#*  Safilo Group SpA                         10,593     53,107       0.0%
#*  Saipem SpA                              231,334    883,520       0.0%
#   Salini Impregilo SpA                     76,708    219,475       0.0%
#   Salvatore Ferragamo SpA                  16,560    489,319       0.0%
    Saras SpA                               302,267    721,385       0.0%
    Servizi Italia SpA                        2,987     19,460       0.0%
    Sesa SpA                                  2,079     65,923       0.0%
*   Snaitech SpA                             34,897     92,073       0.0%
    Snam SpA                                165,229    793,277       0.0%
    Societa Cattolica di Assicurazioni SC    64,881    690,782       0.0%
    Societa Iniziative Autostradali e
      Servizi SpA                            36,557    774,388       0.0%
*   Sogefi SpA                               29,462    115,350       0.0%
    SOL SpA                                  11,732    160,804       0.0%
    Tamburi Investment Partners SpA          11,416     84,456       0.0%
    Technogym SpA                            32,033    388,601       0.0%
#*  Telecom Italia SpA                    3,246,824  3,203,012       0.1%
*   Telecom Italia SpA Sponsored ADR          8,643     86,516       0.0%
#   Tenaris SA                               20,521    384,589       0.0%
    Terna Rete Elettrica Nazionale SpA      190,834  1,145,371       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------- ----------- ---------------
ITALY -- (Continued)
*   Tiscali SpA                          594,547 $    21,760       0.0%
#   Tod's SpA                              3,794     292,957       0.0%
#*  Trevi Finanziaria Industriale SpA     41,634      21,166       0.0%
    UniCredit SpA                        152,852   3,313,818       0.1%
#   Unione di Banche Italiane SpA        451,016   2,323,056       0.1%
    Unipol Gruppo SpA                    172,816     925,625       0.0%
#   UnipolSai Assicurazioni SpA          433,737   1,165,650       0.1%
    Vittoria Assicurazioni SpA             8,425     119,603       0.0%
*   Yoox Net-A-Porter Group SpA            7,565     346,133       0.0%
    Zignago Vetro SpA                      5,393      54,174       0.0%
                                                 -----------       ---
TOTAL ITALY                                       79,292,275       2.4%
                                                 -----------       ---
JAPAN -- (16.8%)
    77 Bank, Ltd. (The)                   26,000     642,395       0.0%
    A&A Material Corp.                     1,900      22,550       0.0%
    A&D Co., Ltd.                          5,200      32,720       0.0%
    ABC-Mart, Inc.                         3,400     224,074       0.0%
    Abist Co., Ltd.                          600      26,139       0.0%
    Accretive Co., Ltd.                    8,800      27,357       0.0%
    Achilles Corp.                         6,100     126,745       0.0%
    Acom Co., Ltd.                         8,900      40,291       0.0%
#   AD Works Co., Ltd.                    42,000      15,332       0.0%
    Adastria Co., Ltd.                    13,000     225,527       0.0%
    ADEKA Corp.                           31,800     564,688       0.0%
#   Adtec Plasma Technology Co., Ltd.      1,500      25,473       0.0%
    Advan Co., Ltd.                        6,600      60,242       0.0%
    Advance Create Co., Ltd.               1,000      18,705       0.0%
    Advanex, Inc.                            700      15,330       0.0%
#   Advantage Risk Management Co., Ltd.    2,200      27,398       0.0%
    Advantest Corp.                       12,600     299,695       0.0%
    Adventure, Inc.                          200      28,141       0.0%
    Aeon Co., Ltd.                        91,424   1,826,859       0.1%
    Aeon Delight Co., Ltd.                 9,500     332,366       0.0%
    Aeon Fantasy Co., Ltd.                 3,300     173,542       0.0%
    AEON Financial Service Co., Ltd.      30,500     714,435       0.0%
#   Aeon Hokkaido Corp.                    9,700      70,783       0.0%
    Aeon Mall Co., Ltd.                   15,100     305,343       0.0%
#   Aeria, Inc.                            6,600      91,334       0.0%
    Agro-Kanesho Co., Ltd.                 3,200      84,733       0.0%
    Ahresty Corp.                          5,200      47,199       0.0%
    Ai Holdings Corp.                      9,200     245,520       0.0%
    Aica Kogyo Co., Ltd.                  13,800     518,873       0.0%
    Aichi Bank, Ltd. (The)                 3,000     143,361       0.0%
#   Aichi Corp.                           11,700      83,219       0.0%
    Aichi Steel Corp.                      4,200     181,274       0.0%
    Aichi Tokei Denki Co., Ltd.              800      30,261       0.0%
    Aida Engineering, Ltd.                15,700     182,900       0.0%
#*  Aigan Co., Ltd.                        4,500      18,224       0.0%
#   Ain Holdings, Inc.                    13,500     899,140       0.1%
    Aiphone Co., Ltd.                      3,100      51,855       0.0%
    Air Water, Inc.                       54,000   1,043,171       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES  VALUE++   OF NET ASSETS**
                                           ------ ---------- ---------------
JAPAN -- (Continued)
    Airport Facilities Co., Ltd.            8,200 $   47,442       0.0%
    Airtech Japan, Ltd.                     1,900     15,452       0.0%
    Aisan Industry Co., Ltd.               14,800    152,697       0.0%
    Aisin Seiki Co., Ltd.                  31,100  1,684,839       0.1%
    AIT Corp.                               2,100     22,952       0.0%
    Aizawa Securities Co., Ltd.             9,400     66,470       0.0%
    Ajinomoto Co., Inc.                    97,500  1,786,441       0.1%
#   Ajis Co., Ltd.                          2,100     60,265       0.0%
    Akatsuki Corp.                          4,600     18,705       0.0%
*   Akatsuki, Inc.                          1,000     42,955       0.0%
*   Akebono Brake Industry Co., Ltd.       43,700    112,255       0.0%
    Akita Bank, Ltd. (The)                  6,000    164,112       0.0%
#   Albis Co., Ltd.                         1,800     59,907       0.0%
    Alconix Corp.                          10,400    185,804       0.0%
    Alfresa Holdings Corp.                 23,700    522,918       0.0%
    Alinco, Inc.                            6,000     59,751       0.0%
    Alpen Co., Ltd.                         6,200    136,117       0.0%
    Alpha Corp.                             3,000     48,741       0.0%
    Alpha Systems, Inc.                     2,400     49,795       0.0%
    Alpine Electronics, Inc.               13,300    251,502       0.0%
    Alps Electric Co., Ltd.                30,700    678,051       0.0%
    Alps Logistics Co., Ltd.                1,900     15,695       0.0%
    Altech Corp.                            3,800     90,060       0.0%
    Amada Holdings Co., Ltd.               34,700    416,549       0.0%
    Amano Corp.                            13,800    342,045       0.0%
    Amiyaki Tei Co., Ltd.                   1,600     78,580       0.0%
    Amuse, Inc.                             4,600    133,935       0.0%
    ANA Holdings, Inc.                      4,500    178,128       0.0%
    Anest Iwata Corp.                       8,600     91,525       0.0%
    Anicom Holdings, Inc.                   3,200    105,160       0.0%
    Anritsu Corp.                           3,900     51,021       0.0%
    AOI Electronic Co., Ltd.                1,300     50,379       0.0%
    AOI TYO Holdings, Inc.                  3,240     45,046       0.0%
    AOKI Holdings, Inc.                    14,900    228,612       0.0%
    Aomori Bank, Ltd. (The)                 6,600    205,467       0.0%
    Aoyama Trading Co., Ltd.               16,400    631,633       0.0%
    Aoyama Zaisan Networks Co., Ltd.        2,000     35,419       0.0%
    Aozora Bank, Ltd.                      12,500    504,270       0.0%
    Apaman Co., Ltd.                        3,200     38,230       0.0%
*   Apic Yamada Corp.                       4,300     13,632       0.0%
    Arakawa Chemical Industries, Ltd.       6,100    111,238       0.0%
    Arata Corp.                             3,100    183,725       0.0%
    Araya Industrial Co., Ltd.              2,300     44,595       0.0%
    Arcland Sakamoto Co., Ltd.              9,100    143,573       0.0%
    Arcland Service Holdings Co., Ltd.      4,000     85,342       0.0%
    Arcs Co., Ltd.                         15,000    410,907       0.0%
#   Ardepro Co., Ltd.                      10,700      6,163       0.0%
    Arealink Co., Ltd.                      2,300     75,903       0.0%
    Argo Graphics, Inc.                     1,700     55,168       0.0%
    Ariake Japan Co., Ltd.                  1,400    120,089       0.0%
*   Arisawa Manufacturing Co., Ltd.        14,200    135,137       0.0%
#*  Arrk Corp.                             23,700     27,022       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Artnature, Inc.                            9,700 $   66,319       0.0%
    ArtSpark Holdings, Inc.                    2,600     23,111       0.0%
    As One Corp.                               1,700    115,464       0.0%
    Asahi Broadcasting Group Holdings Corp.    1,800     14,512       0.0%
    Asahi Co., Ltd.                            6,500     79,844       0.0%
    Asahi Diamond Industrial Co., Ltd.        17,500    167,629       0.0%
    Asahi Glass Co., Ltd.                     61,300  2,544,022       0.1%
    Asahi Group Holdings, Ltd.                17,500    885,250       0.1%
    Asahi Holdings, Inc.                       8,100    147,903       0.0%
    Asahi Intecc Co., Ltd.                    12,200    425,554       0.0%
    Asahi Kasei Corp.                        203,000  2,791,296       0.1%
    Asahi Kogyosha Co., Ltd.                   1,100     36,217       0.0%
    Asahi Net, Inc.                            3,700     17,438       0.0%
    Asahi Yukizai Corp.                        5,200     86,768       0.0%
    Asante, Inc.                               1,900     34,073       0.0%
    Asanuma Corp.                             25,000     91,673       0.0%
    Ashimori Industry Co., Ltd.                1,900     42,210       0.0%
    Asia Pile Holdings Corp.                   9,800     57,578       0.0%
    Asics Corp.                               41,800    789,877       0.0%
    ASKA Pharmaceutical Co., Ltd.              3,700     56,354       0.0%
#   ASKUL Corp.                                5,700    179,234       0.0%
#   Asrapport Dining Co., Ltd.                 4,600     23,732       0.0%
    Astellas Pharma, Inc.                     88,200  1,290,034       0.1%
    Asti Corp.                                   800     30,365       0.0%
#   Asukanet Co., Ltd.                         1,500     21,391       0.0%
    Asunaro Aoki Construction Co., Ltd.        4,000     38,561       0.0%
    Ateam, Inc.                                3,400     70,673       0.0%
#   Atom Corp.                                27,600    249,180       0.0%
    Atsugi Co., Ltd.                           5,400     60,868       0.0%
    Autobacs Seven Co., Ltd.                  17,000    320,914       0.0%
    Avex, Inc.                                15,200    209,819       0.0%
    Awa Bank, Ltd. (The)                      71,000    463,599       0.0%
    Axell Corp.                                2,300     17,870       0.0%
    Axial Retailing, Inc.                      7,300    297,589       0.0%
    Azbil Corp.                               10,400    484,010       0.0%
    Bandai Namco Holdings, Inc.               19,400    656,472       0.0%
    Bando Chemical Industries, Ltd.           12,900    154,817       0.0%
    Bank of Iwate, Ltd. (The)                  5,600    219,345       0.0%
    Bank of Kochi, Ltd. (The)                  2,200     25,924       0.0%
    Bank of Kyoto, Ltd. (The)                 12,800    769,479       0.0%
#   Bank of Nagoya, Ltd. (The)                 5,100    189,669       0.0%
    Bank of Okinawa, Ltd. (The)                8,100    340,645       0.0%
    Bank of Saga, Ltd. (The)                   5,400    123,899       0.0%
    Bank of the Ryukyus, Ltd.                  4,300     65,962       0.0%
    Bank of Toyama, Ltd. (The)                   300     10,886       0.0%
    Baroque Japan, Ltd.                        6,300     66,193       0.0%
    BayCurrent Consulting, Inc.                3,600    127,975       0.0%
    Beenos, Inc.                               1,700     25,533       0.0%
    Belc Co., Ltd.                             4,700    252,868       0.0%
    Bell System24 Holdings, Inc.              16,800    269,047       0.0%
    Belluna Co., Ltd.                         11,800    137,248       0.0%
    Benefit One, Inc.                          9,700    226,826       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES  VALUE++   OF NET ASSETS**
                                           ------ ---------- ---------------
JAPAN -- (Continued)
    Benesse Holdings, Inc.                  9,500 $  346,021       0.0%
    Bic Camera, Inc.                       35,800    586,688       0.0%
    Biofermin Pharmaceutical Co., Ltd.        400     10,366       0.0%
    BML, Inc.                               9,500    240,441       0.0%
    Bookoff Corp.                           3,100     23,662       0.0%
    Bourbon Corp.                             700     18,594       0.0%
#   BP Castrol K.K.                         2,900     45,895       0.0%
    Bridgestone Corp.                      70,800  2,959,623       0.1%
    Broadband Tower, Inc.                  19,900     33,599       0.0%
    Broadleaf Co., Ltd.                    26,400    125,626       0.0%
    BRONCO BILLY Co., Ltd.                  2,200     86,192       0.0%
    Brother Industries, Ltd.               51,500  1,104,653       0.1%
    Bunka Shutter Co., Ltd.                20,500    203,750       0.0%
    CAC Holdings Corp.                      5,100     51,604       0.0%
    Calbee, Inc.                           11,400    383,895       0.0%
    Can Do Co., Ltd.                        5,700     94,652       0.0%
    Canon Electronics, Inc.                 6,800    158,167       0.0%
    Canon Marketing Japan, Inc.            12,200    265,118       0.0%
    Canon, Inc.                            48,600  1,671,800       0.1%
    Canon, Inc. Sponsored ADR               1,500     51,465       0.0%
    Capcom Co., Ltd.                       34,800    665,216       0.0%
#   Career Co., Ltd.                        1,000     30,495       0.0%
    Carlit Holdings Co., Ltd.               5,300     51,348       0.0%
#   Casio Computer Co., Ltd.               47,000    700,080       0.0%
    Cawachi, Ltd.                           6,000    139,505       0.0%
    CDS Co., Ltd.                           1,800     24,196       0.0%
    Central Automotive Products, Ltd.       3,900     60,486       0.0%
    Central Glass Co., Ltd.                 9,800    232,189       0.0%
    Central Japan Railway Co.               3,700    741,422       0.0%
    Central Security Patrols Co., Ltd.      2,100     75,424       0.0%
    Central Sports Co., Ltd.                2,900     98,570       0.0%
    Chiba Bank, Ltd. (The)                 79,000    637,405       0.0%
    Chiba Kogyo Bank, Ltd. (The)           18,500     85,770       0.0%
    Chilled & Frozen Logistics Holdings
      Co., Ltd.                             4,600     63,359       0.0%
    CHIMNEY Co., Ltd.                       1,200     31,818       0.0%
    Chino Corp.                               800     11,868       0.0%
    Chiyoda Co., Ltd.                       5,000    120,182       0.0%
#   Chiyoda Corp.                          19,400    199,195       0.0%
    Chiyoda Integre Co., Ltd.               4,600    105,658       0.0%
    Chofu Seisakusho Co., Ltd.              7,500    178,137       0.0%
    Chori Co., Ltd.                         3,000     57,454       0.0%
    Chubu Electric Power Co., Inc.         34,900    547,160       0.0%
    Chubu Shiryo Co., Ltd.                  8,300    186,580       0.0%
    Chudenko Corp.                         11,100    308,662       0.0%
    Chuetsu Pulp & Paper Co., Ltd.          3,100     54,990       0.0%
    Chugai Pharmaceutical Co., Ltd.         2,500    131,848       0.0%
    Chugai Ro Co., Ltd.                     2,500     67,171       0.0%
    Chugoku Bank, Ltd. (The)               40,000    464,560       0.0%
    Chugoku Electric Power Co., Inc. (The) 37,000    462,887       0.0%
    Chugoku Marine Paints, Ltd.            20,300    200,230       0.0%
    Chukyo Bank, Ltd. (The)                 4,300     92,576       0.0%
    Chuo Spring Co., Ltd.                     600     19,204       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    CI Takiron Corp.                          15,000 $   91,531       0.0%
    Citizen Watch Co., Ltd.                  105,400    785,316       0.0%
    CK-San-Etsu Co., Ltd.                      2,200    112,147       0.0%
    CKD Corp.                                 23,800    499,034       0.0%
    Clarion Co., Ltd.                         66,000    184,786       0.0%
    Cleanup Corp.                              8,000     65,157       0.0%
    CMIC Holdings Co., Ltd.                    6,200    142,179       0.0%
    CMK Corp.                                 16,400    132,241       0.0%
    Coca-Cola Bottlers Japan Holdings, Inc.   16,050    690,301       0.0%
    Coco's Japan Co., Ltd.                     1,600     33,430       0.0%
    Cocokara fine, Inc.                        4,100    296,533       0.0%
    COLOPL, Inc.                              22,900    172,942       0.0%
    Colowide Co., Ltd.                        17,200    437,527       0.0%
    Computer Engineering & Consulting, Ltd.    4,200    128,795       0.0%
    COMSYS Holdings Corp.                     19,500    542,484       0.0%
    Comture Corp.                              3,900    128,408       0.0%
    Concordia Financial Group, Ltd.          166,017    965,179       0.1%
    CONEXIO Corp.                              4,400     97,632       0.0%
#   Core Corp.                                 1,800     24,311       0.0%
    Corona Corp.                               5,900     69,576       0.0%
    Cosel Co., Ltd.                            4,900     65,921       0.0%
    Cosmo Energy Holdings Co., Ltd.           26,100    859,816       0.1%
    Cosmos Initia Co., Ltd.                    5,600     42,263       0.0%
    Cosmos Pharmaceutical Corp.                1,000    224,866       0.0%
    Cota Co., Ltd.                             1,430     21,925       0.0%
    CRE, Inc.                                  2,500     41,184       0.0%
    Create Medic Co., Ltd.                     1,300     14,235       0.0%
    Create Restaurants Holdings, Inc.         13,200    166,256       0.0%
    Create SD Holdings Co., Ltd.              10,600    307,171       0.0%
    Credit Saison Co., Ltd.                   38,200    684,142       0.0%
#   Creek & River Co., Ltd.                    4,300     46,238       0.0%
#   Cresco, Ltd.                                 900     30,851       0.0%
    CTI Engineering Co., Ltd.                  4,900     65,532       0.0%
#   CTS Co., Ltd.                              5,400     37,770       0.0%
    CyberAgent, Inc.                          16,500    906,300       0.1%
*   CYBERDYNE, Inc.                            2,900     37,070       0.0%
#*  Cyberstep, Inc.                              900     19,883       0.0%
    Cybozu, Inc.                               4,900     24,553       0.0%
*   D.A. Consortium Holdings, Inc.             8,900    185,595       0.0%
    Dai Nippon Printing Co., Ltd.             35,000    753,628       0.0%
    Dai Nippon Toryo Co., Ltd.                 9,200    129,830       0.0%
    Dai-Dan Co., Ltd.                          5,800    140,341       0.0%
    Dai-ichi Life Holdings, Inc.              84,500  1,677,540       0.1%
    Dai-ichi Seiko Co., Ltd.                   2,600     50,981       0.0%
    Daibiru Corp.                             18,100    215,815       0.0%
    Daicel Corp.                              97,800  1,128,441       0.1%
    Daido Kogyo Co., Ltd.                      3,200     43,858       0.0%
    Daido Metal Co., Ltd.                     15,000    177,973       0.0%
    Daido Steel Co., Ltd.                     12,200    658,807       0.0%
#   Daidoh, Ltd.                              10,800     45,788       0.0%
    Daifuku Co., Ltd.                         13,700    732,371       0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.    5,100     41,584       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
JAPAN -- (Continued)
    Daihen Corp.                           39,000 $  302,519       0.0%
    Daiho Corp.                            39,000    237,302       0.0%
    Daiichi Jitsugyo Co., Ltd.              3,200     97,794       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co.,
      Ltd.                                  8,000     96,430       0.0%
    Daiichi Sankyo Co., Ltd.               12,900    441,508       0.0%
    Daiichikosho Co., Ltd.                  8,600    451,216       0.0%
    Daiken Corp.                            5,500    138,024       0.0%
#   Daiken Medical Co., Ltd.                4,500     30,831       0.0%
    Daiki Aluminium Industry Co., Ltd.     12,000     82,644       0.0%
    Daiki Axis Co., Ltd.                    3,000     41,279       0.0%
    Daikin Industries, Ltd.                 8,000    934,526       0.1%
#   Daikoku Denki Co., Ltd.                 3,000     49,540       0.0%
    Daikokutenbussan Co., Ltd.              3,300    170,644       0.0%
    Daikyo, Inc.                           11,900    259,000       0.0%
    Daikyonishikawa Corp.                  20,100    361,275       0.0%
    Dainichi Co., Ltd.                      4,700     34,629       0.0%
    Dainichiseika Color & Chemicals
      Manufacturing Co., Ltd.               4,600    188,405       0.0%
#   Daio Paper Corp.                       32,500    455,621       0.0%
    Daiohs Corp.                            1,300     16,248       0.0%
    Daiseki Co., Ltd.                       6,600    205,497       0.0%
    Daiseki Eco. Solution Co., Ltd.         1,200     11,813       0.0%
    Daishi Bank, Ltd. (The)                10,500    470,836       0.0%
    Daishinku Corp.                         2,600     30,991       0.0%
    Daisue Construction Co., Ltd.           4,200     39,831       0.0%
    Daito Pharmaceutical Co., Ltd.          4,750    163,371       0.0%
    Daito Trust Construction Co., Ltd.      3,400    567,341       0.0%
    Daitron Co., Ltd.                       2,200     41,878       0.0%
    Daiwa House Industry Co., Ltd.         31,900  1,166,304       0.1%
    Daiwa Industries, Ltd.                 11,300    123,502       0.0%
    Daiwa Securities Group, Inc.          178,000  1,091,947       0.1%
    Daiwabo Holdings Co., Ltd.              7,700    349,338       0.0%
    Daiyu Lic Holdings Co., Ltd.            4,700     43,064       0.0%
    DCM Holdings Co., Ltd.                 33,700    335,321       0.0%
    DD Holdings Co., Ltd.                   1,200     29,909       0.0%
    Dear Life Co., Ltd.                     7,200     38,567       0.0%
    Dena Co., Ltd.                         21,500    409,782       0.0%
    Denka Co., Ltd.                        30,500  1,085,840       0.1%
    Denki Kogyo Co., Ltd.                   3,900    117,863       0.0%
    Densan System Co., Ltd.                 2,000     38,138       0.0%
    Denso Corp.                            19,900  1,046,478       0.1%
    Dentsu, Inc.                           27,200  1,288,539       0.1%
    Denyo Co., Ltd.                         6,400    111,888       0.0%
#   Descente, Ltd.                         10,700    180,540       0.0%
#   Designone Japan, Inc.                   1,500     18,976       0.0%
    Dexerials Corp.                        22,000    206,405       0.0%
#   DIC Corp.                              38,800  1,316,675       0.1%
    Digital Arts, Inc.                      3,100    122,119       0.0%
#   Dip Corp.                               9,900    240,048       0.0%
    Disco Corp.                             3,100    543,362       0.0%
    DKS Co., Ltd.                          17,000    107,602       0.0%
    DMG Mori Co., Ltd.                     40,100    749,253       0.0%
    Don Quijote Holdings Co., Ltd.          6,700    360,709       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Doshisha Co., Ltd.                        4,900 $114,127       0.0%
    Doutor Nichires Holdings Co., Ltd.        8,600  179,800       0.0%
    Dowa Holdings Co., Ltd.                  21,900  823,019       0.1%
    Dr Ci:Labo Co., Ltd.                      8,500  408,911       0.0%
*   Drecom Co., Ltd.                          2,600   31,788       0.0%
    DTS Corp.                                 9,600  347,924       0.0%
    Duskin Co., Ltd.                         13,700  345,376       0.0%
    Dvx, Inc.                                 3,100   37,529       0.0%
#   DyDo Group Holdings, Inc.                 3,600  224,042       0.0%
#   Dynic Corp.                               3,300   31,834       0.0%
    E-Guardian, Inc.                          2,300   70,372       0.0%
    Eagle Industry Co., Ltd.                 11,300  203,788       0.0%
#   Earth Corp.                               3,400  178,611       0.0%
    East Japan Railway Co.                    8,500  816,578       0.1%
    Ebara Corp.                              21,600  825,023       0.1%
    Ebara Jitsugyo Co., Ltd.                  1,900   41,140       0.0%
#   Eco's Co., Ltd.                           3,200   54,384       0.0%
#   EDION Corp.                              26,100  305,929       0.0%
#   EF-ON, Inc.                               7,300  100,380       0.0%
    eGuarantee, Inc.                          3,400   67,889       0.0%
    Ehime Bank, Ltd. (The)                   12,600  151,876       0.0%
    Eidai Co., Ltd.                           7,800   38,896       0.0%
    Eighteenth Bank, Ltd. (The)              36,000   95,229       0.0%
    Eiken Chemical Co., Ltd.                  7,200  169,946       0.0%
    Eisai Co., Ltd.                           2,300  154,259       0.0%
    Eizo Corp.                                5,100  238,413       0.0%
    Elan Corp.                                1,800   31,199       0.0%
    Elecom Co., Ltd.                          5,000  112,078       0.0%
    Electric Power Development Co., Ltd.      7,600  206,686       0.0%
    Elematec Corp.                            2,700   60,170       0.0%
    EM Systems Co., Ltd.                      5,200   61,443       0.0%
    en-japan, Inc.                            7,900  369,310       0.0%
    Endo Lighting Corp.                       4,500   42,107       0.0%
#*  Eneres Co., Ltd.                          8,400   40,642       0.0%
*   Enigmo, Inc.                              2,100   25,767       0.0%
    Enomoto Co., Ltd.                         2,000   29,550       0.0%
    Enplas Corp.                              2,100   60,402       0.0%
#*  Enshu, Ltd.                               8,000   11,253       0.0%
    Ensuiko Sugar Refining Co., Ltd.          9,000   21,855       0.0%
    EPS Holdings, Inc.                       13,600  277,079       0.0%
#   eRex Co., Ltd.                            9,500   75,357       0.0%
    ES-Con Japan, Ltd.                       15,100  128,801       0.0%
    ESCRIT, Inc.                              3,200   24,678       0.0%
#   Escrow Agent Japan Co., Ltd.              2,800   10,970       0.0%
    ESPEC Corp.                               4,400  103,499       0.0%
    Excel Co., Ltd.                           2,600   66,619       0.0%
    Exedy Corp.                              13,000  440,282       0.0%
#   Ezaki Glico Co., Ltd.                     5,200  280,113       0.0%
    F&M Co., Ltd.                             1,700   17,992       0.0%
    F-Tech, Inc.                              4,200   52,617       0.0%
    F@N Communications, Inc.                 13,400   84,190       0.0%
    Faith, Inc.                               2,200   22,764       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Falco Holdings Co., Ltd.              3,000 $   50,916       0.0%
#   FamilyMart UNY Holdings Co., Ltd.    11,385  1,108,104       0.1%
    FANUC Corp.                           2,400    514,105       0.0%
    Fast Retailing Co., Ltd.              1,900    834,129       0.1%
    FCC Co., Ltd.                        13,600    384,691       0.0%
#*  FDK Corp.                            22,000     41,353       0.0%
    Feed One Co., Ltd.                   53,900    119,926       0.0%
    Fenwal Controls of Japan, Ltd.          700     10,286       0.0%
    Ferrotec Holdings Corp.              17,700    393,798       0.0%
#*  FFRI, Inc.                              800     29,048       0.0%
    FIDEA Holdings Co., Ltd.             73,900    129,634       0.0%
    Fields Corp.                          6,700     72,898       0.0%
    Financial Products Group Co., Ltd.   20,300    258,474       0.0%
#   FINDEX, Inc.                          5,100     37,090       0.0%
#   First Brothers Co., Ltd.              1,700     21,001       0.0%
    First Juken Co., Ltd.                 1,800     26,451       0.0%
    First-corp, Inc.                      1,100     12,306       0.0%
#*  FIRSTLOGIC, Inc.                      1,600     12,595       0.0%
#   Fixstars Corp.                        4,500     57,150       0.0%
    FJ Next Co., Ltd.                     5,400     42,181       0.0%
#*  Flight Holdings, Inc.                 1,700     12,469       0.0%
    Foster Electric Co., Ltd.             8,500    199,124       0.0%
    FP Corp.                              9,600    593,833       0.0%
    France Bed Holdings Co., Ltd.         7,200     64,746       0.0%
#   Freebit Co., Ltd.                     6,000     58,709       0.0%
#   Freund Corp.                          4,300     43,765       0.0%
    FTGroup Co., Ltd.                     6,700     59,032       0.0%
    Fudo Tetra Corp.                     62,300    106,294       0.0%
    Fuji Co., Ltd.                        6,100    133,229       0.0%
    Fuji Corp.                           18,200    326,642       0.0%
#   Fuji Corp.                            3,600     85,083       0.0%
    Fuji Corp., Ltd.                     10,100     83,450       0.0%
    Fuji Die Co., Ltd.                      700      6,342       0.0%
    Fuji Electric Co., Ltd.             133,000    948,599       0.1%
#   Fuji Kyuko Co., Ltd.                  6,400    177,774       0.0%
    Fuji Media Holdings, Inc.            11,200    183,625       0.0%
    Fuji Oil Co., Ltd.                   23,400     96,776       0.0%
    Fuji Oil Holdings, Inc.              15,300    490,470       0.0%
    Fuji Pharma Co., Ltd.                 2,000     79,499       0.0%
    Fuji Seal International, Inc.        18,400    686,551       0.0%
    Fuji Soft, Inc.                       6,800    263,373       0.0%
    Fujibo Holdings, Inc.                 4,500    173,700       0.0%
    Fujicco Co., Ltd.                     4,800    110,470       0.0%
    FUJIFILM Holdings Corp.              29,500  1,186,375       0.1%
    Fujikura Kasei Co., Ltd.              8,400     52,060       0.0%
    Fujikura Rubber, Ltd.                 8,600     60,757       0.0%
    Fujikura, Ltd.                      119,100    813,815       0.1%
    Fujimi, Inc.                          4,000     86,592       0.0%
    Fujimori Kogyo Co., Ltd.              6,000    203,292       0.0%
    Fujio Food System Co., Ltd.           1,800     33,251       0.0%
#   Fujisash Co., Ltd.                   35,600     32,159       0.0%
    Fujishoji Co., Ltd.                   2,000     23,696       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
JAPAN -- (Continued)
    Fujita Kanko, Inc.                      3,400 $  102,996       0.0%
    Fujitec Co., Ltd.                      16,000    222,197       0.0%
    Fujitsu Frontech, Ltd.                  4,400     64,994       0.0%
    Fujitsu General, Ltd.                  29,800    485,194       0.0%
    Fujitsu, Ltd.                         306,000  1,855,109       0.1%
    Fujiya Co., Ltd.                        2,100     52,261       0.0%
    FuKoKu Co., Ltd.                        3,400     31,131       0.0%
    Fukuda Corp.                            1,900    119,159       0.0%
    Fukuda Denshi Co., Ltd.                   700     50,090       0.0%
    Fukui Bank, Ltd. (The)                  8,200    184,446       0.0%
    Fukui Computer Holdings, Inc.           2,100     41,130       0.0%
    Fukuoka Financial Group, Inc.         112,000    599,660       0.0%
    Fukushima Bank, Ltd. (The)              9,200     67,915       0.0%
    Fukushima Industries Corp.              6,000    278,222       0.0%
    Fukuyama Transporting Co., Ltd.         6,900    287,926       0.0%
    FULLCAST Holdings Co., Ltd.             5,600    121,049       0.0%
#   Fumakilla, Ltd.                         4,000     72,647       0.0%
#*  Funai Electric Co., Ltd.                8,500     58,797       0.0%
    Funai Soken Holdings, Inc.              8,970    209,969       0.0%
#   Furukawa Battery Co., Ltd. (The)        4,000     36,014       0.0%
    Furukawa Co., Ltd.                     11,000    221,259       0.0%
    Furukawa Electric Co., Ltd.            26,400  1,297,313       0.1%
    Furuno Electric Co., Ltd.              10,200     83,720       0.0%
    Furusato Industries, Ltd.               2,600     43,739       0.0%
    Furyu Corp.                             6,900     59,072       0.0%
    Fuso Chemical Co., Ltd.                 8,900    225,560       0.0%
    Fuso Pharmaceutical Industries, Ltd.    2,600     69,806       0.0%
    Futaba Corp.                           11,900    246,592       0.0%
    Futaba Industrial Co., Ltd.            25,600    204,603       0.0%
    Future Corp.                           10,500    120,890       0.0%
    Fuyo General Lease Co., Ltd.            7,700    521,557       0.0%
    G-7 Holdings, Inc.                      2,800     62,111       0.0%
    G-Tekt Corp.                            7,100    137,157       0.0%
    Gakken Holdings Co., Ltd.               1,100     49,875       0.0%
    Gakkyusha Co., Ltd.                     2,100     34,007       0.0%
    Gecoss Corp.                            4,900     49,264       0.0%
    Genki Sushi Co., Ltd.                     800     20,613       0.0%
*   Genky DrugStores Co., Ltd.              2,000     78,174       0.0%
#   Geo Holdings Corp.                     15,200    248,388       0.0%
    Geostr Corp.                            7,300     46,324       0.0%
    Gfoot Co., Ltd.                         4,800     34,844       0.0%
    Giken, Ltd.                             5,700    132,314       0.0%
    GL Sciences, Inc.                       1,100     16,752       0.0%
    Global, Ltd. (The)                      1,600     13,459       0.0%
#   GLOBERIDE, Inc.                         3,700     99,803       0.0%
    Glory, Ltd.                            13,000    447,021       0.0%
    GMO Cloud K.K.                            600     13,249       0.0%
#   GMO Financial Holdings, Inc.            7,700     58,310       0.0%
#   GMO internet, Inc.                     21,100    386,641       0.0%
    GMO Payment Gateway, Inc.               2,900    286,985       0.0%
#   Godo Steel, Ltd.                        3,600     84,040       0.0%
#   Gokurakuyu Holdings Co., Ltd.           8,800     53,781       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
JAPAN -- (Continued)
    Goldcrest Co., Ltd.                     6,600 $  140,193       0.0%
    Goldwin, Inc.                           2,600    164,003       0.0%
#   Golf Digest Online, Inc.                6,700     72,659       0.0%
#   Grandy House Corp.                      4,200     18,825       0.0%
    Gree, Inc.                             24,700    136,475       0.0%
    GS Yuasa Corp.                        158,000    850,509       0.1%
#   GSI Creos Corp.                         1,800     26,625       0.0%
    Gun-Ei Chemical Industry Co., Ltd.      1,800     60,153       0.0%
    GungHo Online Entertainment, Inc.      68,400    206,307       0.0%
    Gunma Bank, Ltd. (The)                 81,100    473,314       0.0%
#*  Gunosy, Inc.                            2,400     35,502       0.0%
    Gunze, Ltd.                             4,400    270,273       0.0%
    Gurunavi, Inc.                          7,600    103,732       0.0%
    H-One Co., Ltd.                         6,100     74,006       0.0%
    H2O Retailing Corp.                    27,900    525,014       0.0%
    HABA Laboratories, Inc.                   900     68,220       0.0%
    Hachijuni Bank, Ltd. (The)             98,900    522,288       0.0%
    Hagihara Industries, Inc.               4,000     69,569       0.0%
    Hagiwara Electric Holdings Co., Ltd.    2,500     69,479       0.0%
    Hakudo Co., Ltd.                        1,600     32,184       0.0%
    Hakuhodo DY Holdings, Inc.             23,700    331,577       0.0%
    Hakuto Co., Ltd.                        6,400     93,601       0.0%
#   Hakuyosha Co., Ltd.                       800     23,324       0.0%
    Halows Co., Ltd.                        2,400     59,713       0.0%
    Hamakyorex Co., Ltd.                    6,900    240,510       0.0%
    Hamamatsu Photonics K.K.                4,300    165,710       0.0%
#   Hamee Corp.                             1,400     21,221       0.0%
    Handsman Co., Ltd.                        800      9,882       0.0%
#   Haneda Zenith Holdings Co., Ltd.       12,700     46,012       0.0%
    Hankyu Hanshin Holdings, Inc.          33,400  1,313,875       0.1%
    Hanwa Co., Ltd.                        12,700    554,889       0.0%
    Happinet Corp.                          4,400     60,953       0.0%
#   Harada Industry Co., Ltd.               4,800     47,151       0.0%
    Hard Off Corp. Co., Ltd.                3,100     32,208       0.0%
    Harima Chemicals Group, Inc.            6,100     49,741       0.0%
#   Harmonic Drive Systems, Inc.            3,600    171,427       0.0%
    Haruyama Holdings, Inc.                 2,200     21,825       0.0%
    Haseko Corp.                           58,900    926,474       0.1%
    Havix Corp.                               900      8,045       0.0%
    Hayashikane Sangyo Co., Ltd.            2,900     22,610       0.0%
#   Hazama Ando Corp.                      83,300    669,308       0.0%
    Hearts United Group Co., Ltd.           4,100     64,915       0.0%
    Heiwa Corp.                            19,800    393,002       0.0%
    Heiwa Real Estate Co., Ltd.            11,600    271,709       0.0%
    Heiwado Co., Ltd.                      11,400    271,882       0.0%
#   Helios Techno Holdings Co., Ltd.        9,800     81,924       0.0%
    HI-LEX Corp.                            4,700    122,258       0.0%
#   Hibino Corp.                            2,500     37,045       0.0%
    Hibiya Engineering, Ltd.                7,600    147,521       0.0%
    Hiday Hidaka Corp.                      4,901    127,541       0.0%
    Hikari Tsushin, Inc.                    1,300    210,735       0.0%
    Hino Motors, Ltd.                      47,800    583,181       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
JAPAN -- (Continued)
    Hinokiya Group Co., Ltd.                  1,900 $   67,098       0.0%
    Hioki EE Corp.                            2,000     76,295       0.0%
    Hirakawa Hewtech Corp.                    1,900     25,504       0.0%
#   Hiramatsu, Inc.                          14,800     69,151       0.0%
    Hirano Tecseed Co., Ltd.                  5,000    105,617       0.0%
#   Hirata Corp.                              3,500    330,453       0.0%
    Hirose Electric Co., Ltd.                 1,155    162,535       0.0%
    Hiroshima Bank, Ltd. (The)               94,600    719,880       0.0%
    Hiroshima Gas Co., Ltd.                   9,300     31,893       0.0%
    HIS Co., Ltd.                            13,400    489,018       0.0%
    Hisaka Works, Ltd.                        8,600     91,492       0.0%
    Hisamitsu Pharmaceutical Co., Inc.        1,600    124,361       0.0%
    Hitachi Capital Corp.                    29,800    796,301       0.1%
    Hitachi Chemical Co., Ltd.               19,400    425,515       0.0%
    Hitachi Construction Machinery Co.,
      Ltd.                                   20,000    726,829       0.0%
    Hitachi High-Technologies Corp.          12,400    578,344       0.0%
    Hitachi Metals, Ltd.                     37,300    426,277       0.0%
    Hitachi Transport System, Ltd.           16,900    452,609       0.0%
    Hitachi Zosen Corp.                      62,500    339,288       0.0%
    Hitachi, Ltd.                           698,000  5,094,392       0.2%
    Hitachi, Ltd. ADR                         2,000    152,700       0.0%
#   Hito Communications, Inc.                 2,200     41,562       0.0%
    Hochiki Corp.                             6,500    130,642       0.0%
    Hodogaya Chemical Co., Ltd.               1,500     63,640       0.0%
    Hogy Medical Co., Ltd.                    5,600    233,499       0.0%
    Hokkaido Electric Power Co., Inc.        42,800    284,033       0.0%
    Hokkaido Gas Co., Ltd.                   12,000     32,675       0.0%
    Hokko Chemical Industry Co., Ltd.         8,500     53,594       0.0%
    Hokkoku Bank, Ltd. (The)                  8,600    343,225       0.0%
    Hokuetsu Bank, Ltd. (The)                 7,500    166,168       0.0%
    Hokuetsu Industries Co., Ltd.             7,400     80,115       0.0%
    Hokuetsu Kishu Paper Co., Ltd.           48,300    300,934       0.0%
    Hokuhoku Financial Group, Inc.           40,000    591,742       0.0%
    Hokuriku Electric Industry Co., Ltd.      1,400     18,941       0.0%
#*  Hokuriku Electric Power Co.              39,900    407,162       0.0%
    Hokuriku Electrical Construction Co.,
      Ltd.                                    3,500     38,781       0.0%
    Hokuto Corp.                              6,400    113,001       0.0%
    Honda Motor Co., Ltd.                   259,300  8,916,273       0.3%
    Honda Motor Co., Ltd. Sponsored ADR      10,600    364,216       0.0%
    Honda Tsushin Kogyo Co., Ltd.             6,800     68,739       0.0%
    Honeys Holdings Co., Ltd.                 6,900     65,976       0.0%
    Honshu Chemical Industry Co., Ltd.        1,800     19,514       0.0%
    Hoosiers Holdings                        18,200    133,808       0.0%
    Horiba, Ltd.                              8,800    639,339       0.0%
    Hoshizaki Corp.                           2,200    204,228       0.0%
    Hosiden Corp.                            17,200    205,062       0.0%
    Hosokawa Micron Corp.                     2,000    132,829       0.0%
#   Hotland Co., Ltd.                         2,600     32,896       0.0%
    House Foods Group, Inc.                  13,200    464,894       0.0%
#   Howa Machinery, Ltd.                      4,000     40,303       0.0%
    Hoya Corp.                               13,100    699,866       0.0%
    Hulic Co., Ltd.                          12,400    133,429       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
JAPAN -- (Continued)
    Hyakugo Bank, Ltd. (The)                 90,500 $  422,270       0.0%
    Hyakujushi Bank, Ltd. (The)              87,000    293,501       0.0%
#   I K K, Inc.                               5,600     40,233       0.0%
    I-Net Corp.                               5,310     81,277       0.0%
    I-O Data Device, Inc.                     4,300     44,449       0.0%
    Ibiden Co., Ltd.                         42,100    695,238       0.0%
    IBJ Leasing Co., Ltd.                    11,800    325,895       0.0%
    IBJ, Inc.                                 3,200     28,750       0.0%
    Ichibanya Co., Ltd.                       3,098    128,991       0.0%
    Ichigo, Inc.                             66,000    293,906       0.0%
    Ichiken Co., Ltd.                         2,600     58,002       0.0%
    Ichikoh Industries, Ltd.                 23,000    249,504       0.0%
    Ichimasa Kamaboko Co., Ltd.               3,500     44,056       0.0%
    Ichinen Holdings Co., Ltd.                8,100    108,937       0.0%
    Ichiyoshi Securities Co., Ltd.           10,600    129,716       0.0%
    Icom, Inc.                                3,300     82,645       0.0%
    Idec Corp.                                5,800    133,108       0.0%
    Idemitsu Kosan Co., Ltd.                 47,500  1,855,630       0.1%
    IDOM, Inc.                               31,600    228,317       0.0%
    Ihara Science Corp.                       3,600     94,679       0.0%
    IHI Corp.                                34,700  1,134,210       0.1%
    Iida Group Holdings Co., Ltd.            25,300    493,208       0.0%
    Iino Kaiun Kaisha, Ltd.                  32,700    162,695       0.0%
    IJT Technology Holdings Co., Ltd.         7,000     57,403       0.0%
    Ikegami Tsushinki Co., Ltd.               7,000     10,901       0.0%
    Imagica Robot Holdings, Inc.              7,200     79,495       0.0%
    Imasen Electric Industrial                5,900     65,843       0.0%
    Inaba Denki Sangyo Co., Ltd.              5,400    231,609       0.0%
#   Inaba Seisakusho Co., Ltd.                3,800     49,265       0.0%
    Inabata & Co., Ltd.                      17,000    260,942       0.0%
    Inageya Co., Ltd.                         5,100     84,573       0.0%
    Ines Corp.                                1,800     19,313       0.0%
    Infocom Corp.                             6,600    152,012       0.0%
    Infomart Corp.                           27,400    249,290       0.0%
    Information Development Co.               3,000     39,094       0.0%
    Information Services
      International-Dentsu, Ltd.              4,900    126,591       0.0%
    Innotech Corp.                            8,200     99,298       0.0%
    Inpex Corp.                              88,200  1,127,531       0.1%
    Intage Holdings, Inc.                    17,300    189,438       0.0%
    Intellex Co., Ltd.                        1,100     10,782       0.0%
#   Intelligent Wave, Inc.                    1,600      8,086       0.0%
    Internet Initiative Japan, Inc.          12,200    230,400       0.0%
#   Inui Global Logistics Co., Ltd.           5,100     39,039       0.0%
    Iriso Electronics Co., Ltd.               6,400    405,405       0.0%
    Ise Chemical Corp.                        3,000     20,295       0.0%
    Iseki & Co., Ltd.                         7,400    142,698       0.0%
    Isetan Mitsukoshi Holdings, Ltd.         48,700    541,797       0.0%
    Ishihara Chemical Co., Ltd.               1,600     30,597       0.0%
*   Ishihara Sangyo Kaisha, Ltd.             13,100    150,512       0.0%
    Ishizuka Glass Co., Ltd.                    600     13,674       0.0%
    Isolite Insulating Products Co., Ltd.     4,700     38,207       0.0%
    Istyle, Inc.                             11,100    147,777       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
JAPAN -- (Continued)
    Isuzu Motors, Ltd.                    105,800 $1,614,961       0.1%
*   ITbook Co., Ltd.                        4,600     23,062       0.0%
#   Ito En, Ltd.                           11,100    442,557       0.0%
    ITOCHU Corp.                           63,100  1,261,900       0.1%
    Itochu Enex Co., Ltd.                  21,900    214,802       0.0%
    Itochu Techno-Solutions Corp.          12,200    252,198       0.0%
    Itochu-Shokuhin Co., Ltd.               1,600     89,048       0.0%
    Itoham Yonekyu Holdings, Inc.          34,500    313,315       0.0%
    Itoki Corp.                            15,400    103,193       0.0%
*   Itokuro, Inc.                             800     43,368       0.0%
    Ivy Cosmetics Corp.                       300      8,429       0.0%
    IwaiCosmo Holdings, Inc.                7,900    109,685       0.0%
#   Iwaki & Co., Ltd.                      11,000     40,975       0.0%
    Iwasaki Electric Co., Ltd.              1,700     25,946       0.0%
    Iwatani Corp.                          17,800    657,123       0.0%
    Iwatsu Electric Co., Ltd.               4,300     32,434       0.0%
    Iyo Bank, Ltd. (The)                   61,900    489,242       0.0%
    Izumi Co., Ltd.                         5,200    343,364       0.0%
    J Front Retailing Co., Ltd.            47,900    776,080       0.0%
#   J Trust Co., Ltd.                      20,300    143,546       0.0%
    J-Oil Mills, Inc.                       3,900    134,602       0.0%
    JAC Recruitment Co., Ltd.               4,600     93,373       0.0%
    Jaccs Co., Ltd.                         9,200    208,299       0.0%
    Jafco Co., Ltd.                        13,700    600,855       0.0%
#   Jalux, Inc.                             3,200     91,914       0.0%
#   Jamco Corp.                             4,400    101,245       0.0%
    Janome Sewing Machine Co., Ltd.         7,000     46,552       0.0%
    Japan Airlines Co., Ltd.               21,700    856,379       0.1%
    Japan Airport Terminal Co., Ltd.        3,300    135,157       0.0%
    Japan Asia Group, Ltd.                  8,500     42,590       0.0%
#*  Japan Asia Investment Co., Ltd.         9,000     29,359       0.0%
#*  Japan Asset Marketing Co., Ltd.        50,200     56,703       0.0%
    Japan Aviation Electronics Industry,
      Ltd.                                 23,000    391,777       0.0%
    Japan Cash Machine Co., Ltd.            2,000     22,502       0.0%
#*  Japan Display, Inc.                   148,500    196,239       0.0%
#*  Japan Drilling Co., Ltd.                1,100     19,190       0.0%
    Japan Exchange Group, Inc.             42,800    792,616       0.1%
    Japan Foundation Engineering Co.,
      Ltd.                                  8,700     32,052       0.0%
    Japan Investment Adviser Co., Ltd.      3,000    111,598       0.0%
    Japan Lifeline Co., Ltd.               11,400    333,969       0.0%
    Japan Material Co., Ltd.               17,100    226,096       0.0%
    Japan Meat Co., Ltd.                    4,100     73,324       0.0%
#   Japan Medical Dynamic Marketing, Inc.   7,100     65,804       0.0%
    Japan Oil Transportation Co., Ltd.      1,100     33,513       0.0%
    Japan Petroleum Exploration Co., Ltd.   7,400    192,566       0.0%
    Japan Property Management Center
      Co., Ltd.                             3,600     52,769       0.0%
    Japan Pulp & Paper Co., Ltd.            3,600    149,594       0.0%
    Japan Securities Finance Co., Ltd.     39,500    259,557       0.0%
    Japan Steel Works, Ltd. (The)          21,300    697,684       0.0%
    Japan Tobacco, Inc.                    51,900  1,395,134       0.1%
    Japan Transcity Corp.                  12,000     55,587       0.0%
    Japan Wool Textile Co., Ltd. (The)     16,100    167,822       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
JAPAN -- (Continued)
#   Jastec Co., Ltd.                         2,800 $   31,306       0.0%
    JBCC Holdings, Inc.                      6,700     64,563       0.0%
    JCU Corp.                                7,600    171,840       0.0%
    Jeol, Ltd.                              16,000    137,119       0.0%
    JFE Holdings, Inc.                      68,600  1,407,833       0.1%
#   JGC Corp.                               24,900    610,273       0.0%
#*  JIG-SAW, Inc.                              800     27,077       0.0%
    Jimoto Holdings, Inc.                   46,300     80,847       0.0%
#   JINS, Inc.                               4,100    222,038       0.0%
    JK Holdings Co., Ltd.                    4,900     42,082       0.0%
    JMS Co., Ltd.                            4,500     26,287       0.0%
    Joban Kosan Co., Ltd.                    2,000     35,113       0.0%
    Joshin Denki Co., Ltd.                   5,100    210,910       0.0%
    Joyful Honda Co., Ltd.                   6,800    240,127       0.0%
    JP-Holdings, Inc.                       15,500     46,713       0.0%
    JSP Corp.                                4,700    152,125       0.0%
    JSR Corp.                               26,500    499,209       0.0%
    JTEKT Corp.                             68,800  1,113,193       0.1%
    Juki Corp.                              15,100    218,828       0.0%
    Juroku Bank, Ltd. (The)                 11,400    300,743       0.0%
    Justsystems Corp.                        6,400    151,280       0.0%
    JVC Kenwood Corp.                       44,800    156,073       0.0%
    JXTG Holdings, Inc.                    598,600  3,902,131       0.1%
    K&O Energy Group, Inc.                   4,200     66,617       0.0%
    K's Holdings Corp.                      57,600    830,768       0.1%
    kabu.com Securities Co., Ltd.           49,100    178,399       0.0%
*   Kadokawa Dwango                         20,800    215,111       0.0%
    Kadoya Sesame Mills, Inc.                  300     17,316       0.0%
    Kaga Electronics Co., Ltd.               3,900     96,450       0.0%
    Kagome Co., Ltd.                         5,600    201,907       0.0%
    Kajima Corp.                           204,000  1,965,353       0.1%
#   Kakaku.com, Inc.                        19,300    367,942       0.0%
    Kaken Pharmaceutical Co., Ltd.           9,400    555,873       0.0%
    Kakiyasu Honten Co., Ltd.                3,300     89,807       0.0%
#   Kameda Seika Co., Ltd.                   4,500    221,425       0.0%
    Kamei Corp.                              9,400    130,410       0.0%
    Kamigumi Co., Ltd.                      23,700    533,525       0.0%
    Kanaden Corp.                            6,900     85,254       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.            1,000     33,798       0.0%
    Kanamoto Co., Ltd.                      13,700    468,131       0.0%
    Kandenko Co., Ltd.                      35,200    416,874       0.0%
    Kaneka Corp.                            80,000    790,501       0.1%
    Kaneko Seeds Co., Ltd.                   3,200     48,832       0.0%
    Kanematsu Corp.                         33,100    505,555       0.0%
    Kanematsu Electronics, Ltd.              5,600    177,553       0.0%
    Kansai Electric Power Co., Inc. (The)   37,400    523,292       0.0%
*   Kansai Mirai Financial Group, Inc.      33,235    263,278       0.0%
    Kansai Paint Co., Ltd.                   7,000    157,288       0.0%
#   Kansai Super Market, Ltd.                3,900     42,078       0.0%
    Kanto Denka Kogyo Co., Ltd.             23,700    219,728       0.0%
    Kao Corp.                               16,700  1,200,497       0.1%
    Kappa Create Co., Ltd.                   1,100     13,571       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Kasai Kogyo Co., Ltd.                     10,200 $  143,343       0.0%
    Katakura Industries Co., Ltd.              7,600     96,476       0.0%
    Kato Sangyo Co., Ltd.                      6,700    246,683       0.0%
    Kato Works Co., Ltd.                       1,600     37,459       0.0%
    KAWADA TECHNOLOGIES, Inc.                  1,500     86,960       0.0%
#   Kawagishi Bridge Works Co., Ltd.             600     25,003       0.0%
    Kawai Musical Instruments Manufacturing
      Co., Ltd.                                2,200     71,590       0.0%
    Kawasaki Heavy Industries, Ltd.           30,400  1,016,335       0.1%
#*  Kawasaki Kisen Kaisha, Ltd.               21,174    489,653       0.0%
    Kawasumi Laboratories, Inc.                3,600     27,001       0.0%
    KDDI Corp.                               103,100  2,767,575       0.1%
    Keihan Holdings Co., Ltd.                 31,600  1,020,315       0.1%
    Keihanshin Building Co., Ltd.             13,600    115,874       0.0%
    Keihin Co., Ltd.                           1,500     22,676       0.0%
    Keihin Corp.                              18,100    357,549       0.0%
    Keikyu Corp.                              12,400    227,180       0.0%
    Keio Corp.                                 5,300    241,948       0.0%
    Keisei Electric Railway Co., Ltd.          8,999    293,003       0.0%
    Keiyo Bank, Ltd. (The)                    84,000    384,473       0.0%
    Keiyo Co., Ltd.                           14,400     75,054       0.0%
    KEL Corp.                                  1,800     20,654       0.0%
    Kenko Mayonnaise Co., Ltd.                 4,700    164,667       0.0%
    Kewpie Corp.                              40,400    941,379       0.1%
    Key Coffee, Inc.                           3,600     71,589       0.0%
    Keyence Corp.                              2,500  1,524,448       0.1%
    KFC Holdings Japan, Ltd.                   5,600    102,594       0.0%
    KFC, Ltd.                                    700     13,811       0.0%
    KH Neochem Co., Ltd.                       8,300    250,999       0.0%
    Ki-Star Real Estate Co., Ltd.              2,400     63,795       0.0%
    Kikkoman Corp.                             3,700    160,337       0.0%
#   Kimoto Co., Ltd.                          17,300     47,939       0.0%
#   Kimura Chemical Plants Co., Ltd.           5,900     26,727       0.0%
    Kinden Corp.                              29,400    512,762       0.0%
    King Co., Ltd.                             2,100     11,951       0.0%
    King Jim Co., Ltd.                         4,200     41,257       0.0%
#*  Kinki Sharyo Co., Ltd. (The)               1,800     42,150       0.0%
*   Kintetsu Department Store Co., Ltd.        2,400     85,436       0.0%
    Kintetsu Group Holdings Co., Ltd.          9,300    377,872       0.0%
    Kintetsu World Express, Inc.              15,500    288,369       0.0%
    Kirin Holdings Co., Ltd.                  29,900    839,263       0.1%
    Kirindo Holdings Co., Ltd.                 2,400     65,022       0.0%
    Kissei Pharmaceutical Co., Ltd.           10,000    282,117       0.0%
    Kita-Nippon Bank, Ltd. (The)               2,900     75,714       0.0%
    Kitagawa Iron Works Co., Ltd.              4,000    101,949       0.0%
    Kitano Construction Corp.                 16,000     58,255       0.0%
    Kito Corp.                                11,100    213,548       0.0%
    Kitz Corp.                                22,900    191,458       0.0%
    Kiyo Bank, Ltd. (The)                     23,800    387,498       0.0%
    KLab, Inc.                                16,600    282,196       0.0%
*   KNT-CT Holdings Co., Ltd.                  3,300     53,316       0.0%
    Koa Corp.                                  9,900    215,973       0.0%
    Koatsu Gas Kogyo Co., Ltd.                 9,300     81,904       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
JAPAN -- (Continued)
    Kobayashi Metals, Ltd.                  3,100 $   10,022       0.0%
    Kobayashi Pharmaceutical Co., Ltd.      2,400    202,512       0.0%
    Kobe Bussan Co., Ltd.                   3,000    145,347       0.0%
*   Kobe Electric Railway Co., Ltd.         1,500     54,579       0.0%
    Kobe Steel, Ltd.                      161,300  1,659,222       0.1%
    Kohnan Shoji Co., Ltd.                  2,200     57,453       0.0%
    Kohsoku Corp.                           3,600     44,602       0.0%
    Koito Manufacturing Co., Ltd.           7,700    515,315       0.0%
*   Kojima Co., Ltd.                       14,700     65,282       0.0%
    Kokusai Co., Ltd.                       1,000      8,942       0.0%
    Kokuyo Co., Ltd.                       28,200    509,330       0.0%
    KOMAIHALTEC, Inc.                       1,900     43,110       0.0%
    Komatsu Seiren Co., Ltd.               12,500    121,901       0.0%
#   Komatsu Wall Industry Co., Ltd.         3,000     65,446       0.0%
    Komatsu, Ltd.                          41,600  1,418,090       0.1%
    KOMEDA Holdings Co., Ltd.              10,500    211,905       0.0%
    Komehyo Co., Ltd.                       1,700     28,066       0.0%
    Komeri Co., Ltd.                       11,200    298,923       0.0%
    Komori Corp.                           19,000    241,635       0.0%
    Konaka Co., Ltd.                        9,600     52,027       0.0%
    Konami Holdings Corp.                  10,500    515,646       0.0%
    Kondotec, Inc.                          4,600     38,897       0.0%
    Konica Minolta, Inc.                   88,800    762,242       0.0%
    Konishi Co., Ltd.                       9,300    151,627       0.0%
    Konoike Transport Co., Ltd.             9,600    167,857       0.0%
#   Konoshima Chemical Co., Ltd.            3,900     38,302       0.0%
    Kosaido Co., Ltd.                       8,600     41,094       0.0%
    Kose Corp.                              2,100    388,073       0.0%
#   Kosei Securities Co., Ltd. (The)        3,000     38,801       0.0%
    Koshidaka Holdings Co., Ltd.            3,500    211,731       0.0%
    Kotobuki Spirits Co., Ltd.              5,700    270,271       0.0%
#   Kourakuen Holdings Corp.                2,000     33,872       0.0%
    Krosaki Harima Corp.                    2,100     96,905       0.0%
    KRS Corp.                               2,700     68,824       0.0%
    KU Holdings Co., Ltd.                   2,700     28,573       0.0%
    Kubota Corp.                           18,000    303,489       0.0%
    Kubota Corp. Sponsored ADR              1,000     84,720       0.0%
    Kumagai Gumi Co., Ltd.                 16,600    564,871       0.0%
#   Kumiai Chemical Industry Co., Ltd.     33,963    215,574       0.0%
#   Kura Corp.                              3,200    229,950       0.0%
    Kurabo Industries, Ltd.                66,000    217,793       0.0%
    Kuraray Co., Ltd.                      67,100  1,117,493       0.1%
    Kureha Corp.                            6,100    414,214       0.0%
    Kurimoto, Ltd.                          4,400     82,324       0.0%
    Kurita Water Industries, Ltd.          21,900    709,204       0.0%
    Kuriyama Holdings Corp.                 1,300     26,468       0.0%
    Kusuri no Aoki Holdings Co., Ltd.       3,900    267,503       0.0%
    KYB Corp.                               7,900    380,595       0.0%
    Kyocera Corp.                          23,851  1,523,916       0.1%
    Kyoden Co., Ltd.                        7,200     29,008       0.0%
    Kyodo Printing Co., Ltd.                2,600     79,499       0.0%
#   Kyoei Steel, Ltd.                       6,900    143,681       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Kyokuto Boeki Kaisha, Ltd.                11,000 $   49,965       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.          11,100    175,513       0.0%
    Kyokuto Securities Co., Ltd.               5,100     73,133       0.0%
#   Kyokuyo Co., Ltd.                          4,300    147,880       0.0%
    KYORIN Holdings, Inc.                     16,000    312,876       0.0%
    Kyoritsu Maintenance Co., Ltd.            12,820    603,788       0.0%
    Kyoritsu Printing Co., Ltd.               11,300     38,266       0.0%
    Kyosan Electric Manufacturing Co., Ltd.   14,100     90,581       0.0%
    Kyowa Electronics Instruments Co., Ltd.   12,200     48,521       0.0%
    Kyowa Exeo Corp.                          19,800    514,902       0.0%
    Kyowa Hakko Kirin Co., Ltd.                6,500    140,647       0.0%
    Kyowa Leather Cloth Co., Ltd.              5,900     52,683       0.0%
    Kyudenko Corp.                            12,200    570,033       0.0%
    Kyushu Electric Power Co., Inc.           21,900    271,341       0.0%
    Kyushu Financial Group, Inc.              84,499    414,465       0.0%
    Kyushu Railway Co.                         8,100    259,224       0.0%
#   LAC Co., Ltd.                              4,500     52,993       0.0%
#   Lacto Japan Co., Ltd.                      1,700     79,523       0.0%
*   Laox Co., Ltd.                            10,000     46,813       0.0%
    Lasertec Corp.                            13,000    429,510       0.0%
#   Lawson, Inc.                               6,000    396,366       0.0%
    LEC, Inc.                                  5,400    189,655       0.0%
    Leopalace21 Corp.                        106,000    919,330       0.1%
    Life Corp.                                 6,700    167,438       0.0%
    LIFULL Co., Ltd.                          13,100    106,414       0.0%
    Linical Co., Ltd.                          2,800     45,790       0.0%
#   Link And Motivation, Inc.                 11,200    113,542       0.0%
    Lintec Corp.                              14,200    410,918       0.0%
    Lion Corp.                                17,000    366,204       0.0%
#*  Litalico, Inc.                               400      6,039       0.0%
    LIXIL Group Corp.                         49,600  1,110,837       0.1%
    Look Holdings, Inc.                        7,000     21,880       0.0%
    Luckland Co., Ltd.                           800     18,981       0.0%
*   M&A Capital Partners Co., Ltd.             1,900    137,078       0.0%
#   m-up, Inc.                                 1,000     13,701       0.0%
    M3, Inc.                                  14,100    531,370       0.0%
    Mabuchi Motor Co., Ltd.                    7,800    391,876       0.0%
    Macnica Fuji Electronics Holdings, Inc.   11,399    195,018       0.0%
    Maeda Corp.                               38,100    470,224       0.0%
    Maeda Kosen Co., Ltd.                     10,000    151,855       0.0%
    Maeda Road Construction Co., Ltd.         19,400    418,604       0.0%
    Maezawa Kasei Industries Co., Ltd.         3,200     35,223       0.0%
    Maezawa Kyuso Industries Co., Ltd.         3,000     52,617       0.0%
    Makino Milling Machine Co., Ltd.          36,000    339,744       0.0%
    Makita Corp.                               5,800    259,866       0.0%
    Mamezou Holdings Co., Ltd.                 3,900     45,891       0.0%
    Mandom Corp.                               6,200    223,512       0.0%
    Mani, Inc.                                 3,400    137,952       0.0%
    Mars Engineering Corp.                     2,900     64,660       0.0%
    Marubeni Corp.                           173,100  1,299,904       0.1%
    Marubun Corp.                              6,700     60,004       0.0%
    Marudai Food Co., Ltd.                    38,000    186,908       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------- ---------- ---------------
JAPAN -- (Continued)
    Marufuji Sheet Piling Co., Ltd.          400 $   10,618       0.0%
    Maruha Nichiro Corp.                  20,900    703,500       0.0%
    Marui Group Co., Ltd.                 40,300    836,412       0.1%
#   Maruichi Steel Tube, Ltd.             11,000    375,453       0.0%
    Maruka Machinery Co., Ltd.             2,400     45,336       0.0%
    Marusan Securities Co., Ltd.          10,200     97,124       0.0%
    Maruwa Co., Ltd.                       2,000    164,842       0.0%
#   Maruwa Unyu Kikan Co., Ltd.            4,400    128,096       0.0%
    Maruyama Manufacturing Co., Inc.         900     15,634       0.0%
*   Maruzen CHI Holdings Co., Ltd.         5,300     17,241       0.0%
    Maruzen Showa Unyu Co., Ltd.          22,000    103,997       0.0%
#   Marvelous, Inc.                        9,500     81,272       0.0%
    Matsuda Sangyo Co., Ltd.               5,600     94,277       0.0%
    Matsui Construction Co., Ltd.          8,200     65,120       0.0%
    Matsui Securities Co., Ltd.           19,400    189,143       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.    8,000    356,369       0.0%
#   Matsuya Co., Ltd.                      7,300     93,462       0.0%
    Matsuya Foods Co., Ltd.                4,000    139,786       0.0%
    Max Co., Ltd.                          8,900    115,751       0.0%
    Maxell Holdings, Ltd.                 13,700    270,152       0.0%
    Maxvalu Tokai Co., Ltd.                2,400     53,662       0.0%
    Mazda Motor Corp.                    114,200  1,587,827       0.1%
#   McDonald's Holdings Co. Japan, Ltd.    3,700    173,152       0.0%
    MCJ Co., Ltd.                         17,100    226,916       0.0%
    Mebuki Financial Group, Inc.         156,490    607,404       0.0%
#   MEC Co., Ltd.                          4,400     73,268       0.0%
    Media Do Holdings Co., Ltd.            1,600     28,244       0.0%
#*  Medical Data Vision Co., Ltd.          3,400     49,151       0.0%
    Medical System Network Co., Ltd.      11,100     58,566       0.0%
    Medipal Holdings Corp.                22,800    489,125       0.0%
    Medius Holdings Co., Ltd.              1,200     11,164       0.0%
#*  Megachips Corp.                        8,700    279,050       0.0%
    Megmilk Snow Brand Co., Ltd.          22,100    665,329       0.0%
    Meidensha Corp.                       77,000    303,012       0.0%
    MEIJI Holdings Co., Ltd.              11,200    898,244       0.1%
    Meiji Shipping Co., Ltd.               6,900     27,039       0.0%
#   Meiko Electronics Co., Ltd.           11,200    189,089       0.0%
    Meiko Network Japan Co., Ltd.          9,100    103,154       0.0%
    Meisei Industrial Co., Ltd.           13,200     98,593       0.0%
    Meitec Corp.                           7,300    400,277       0.0%
    Meito Sangyo Co., Ltd.                 1,900     30,814       0.0%
    Meiwa Corp.                           11,400     55,066       0.0%
    Meiwa Estate Co., Ltd.                 6,200     42,562       0.0%
    Melco Holdings, Inc.                   3,000    110,274       0.0%
    Menicon Co., Ltd.                     11,200    292,318       0.0%
    Mercuria Investment Co., Ltd.            900      8,866       0.0%
    METAWATER Co., Ltd.                    2,800     82,447       0.0%
    Michinoku Bank, Ltd. (The)             5,999     97,155       0.0%
    Mie Kotsu Group Holdings, Inc.        23,100    109,806       0.0%
    Mikuni Corp.                           9,000     51,783       0.0%
    Milbon Co., Ltd.                       5,900    256,336       0.0%
#   Mimaki Engineering Co., Ltd.           6,000     47,092       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
JAPAN -- (Continued)
    Mimasu Semiconductor Industry Co.,
      Ltd.                                  3,900 $   68,677       0.0%
    Minebea Mitsumi, Inc.                  74,661  1,493,280       0.1%
    Ministop Co., Ltd.                      4,300     89,212       0.0%
    Mipox Corp.                             1,700      9,023       0.0%
    Miraca Holdings, Inc.                  17,700    689,060       0.0%
#   Miraial Co., Ltd.                       2,200     30,705       0.0%
    Mirait Holdings Corp.                  21,500    340,977       0.0%
    Miroku Jyoho Service Co., Ltd.          5,000    142,344       0.0%
    Misawa Homes Co., Ltd.                 10,300     86,977       0.0%
    MISUMI Group, Inc.                     16,500    455,340       0.0%
#   Mitani Corp.                            1,900     90,186       0.0%
    Mitani Sekisan Co., Ltd.                1,400     32,024       0.0%
    Mito Securities Co., Ltd.              23,200     89,601       0.0%
    Mitsuba Corp.                          13,300    194,141       0.0%
    Mitsubishi Chemical Holdings Corp.    293,600  2,777,339       0.1%
    Mitsubishi Corp.                      100,500  2,771,343       0.1%
    Mitsubishi Electric Corp.             112,000  1,717,022       0.1%
    Mitsubishi Estate Co., Ltd.            76,500  1,397,849       0.1%
    Mitsubishi Gas Chemical Co., Inc.      39,500    925,700       0.1%
    Mitsubishi Heavy Industries, Ltd.      54,400  2,150,526       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.          2,100     43,727       0.0%
    Mitsubishi Logisnext Co., Ltd.         14,900    128,400       0.0%
    Mitsubishi Logistics Corp.             18,200    419,785       0.0%
    Mitsubishi Materials Corp.             32,200    980,078       0.1%
    Mitsubishi Motors Corp.                53,900    401,113       0.0%
    Mitsubishi Paper Mills, Ltd.           11,200     70,634       0.0%
    Mitsubishi Pencil Co., Ltd.             2,400     47,694       0.0%
    Mitsubishi Research Institute, Inc.     2,400     84,190       0.0%
    Mitsubishi Shokuhin Co., Ltd.           5,700    166,327       0.0%
    Mitsubishi Steel Manufacturing Co.,
      Ltd.                                  3,900     94,237       0.0%
    Mitsubishi Tanabe Pharma Corp.         23,900    453,939       0.0%
    Mitsubishi UFJ Financial Group, Inc.  879,000  5,890,480       0.2%
    Mitsubishi UFJ Financial Group, Inc.
      Sponsored ADR                        47,200    315,296       0.0%
    Mitsubishi UFJ Lease & Finance Co.,
      Ltd.                                158,400  1,006,960       0.1%
    Mitsuboshi Belting, Ltd.               12,000    136,876       0.0%
    Mitsui & Co., Ltd.                    104,000  1,874,410       0.1%
    Mitsui & Co., Ltd. Sponsored ADR          400    144,602       0.0%
    Mitsui Chemicals, Inc.                 40,200  1,152,380       0.1%
*   Mitsui E&S Holdings Co., Ltd.          28,900    495,277       0.0%
    Mitsui Fudosan Co., Ltd.               28,700    735,163       0.0%
#   Mitsui High-Tec, Inc.                   6,800     99,606       0.0%
    Mitsui Home Co., Ltd.                  12,000     79,644       0.0%
    Mitsui Matsushima Co., Ltd.             3,800     54,426       0.0%
    Mitsui Mining & Smelting Co., Ltd.     26,700  1,128,634       0.1%
    Mitsui OSK Lines, Ltd.                 32,800    971,588       0.1%
    Mitsui Sugar Co., Ltd.                  4,800    191,745       0.0%
*   Mitsui-Soko Holdings Co., Ltd.         42,000    136,134       0.0%
    Mitsuuroko Group Holdings Co., Ltd.     9,400     75,384       0.0%
    Miura Co., Ltd.                         2,600     78,953       0.0%
    Mixi, Inc.                             13,300    437,129       0.0%
    Miyaji Engineering Group, Inc.          2,100     41,011       0.0%
    Miyazaki Bank, Ltd. (The)               5,700    184,503       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
JAPAN -- (Continued)
    Miyoshi Oil & Fat Co., Ltd.               3,900 $   51,978       0.0%
    Mizuho Financial Group, Inc.          1,643,800  2,974,023       0.1%
    Mizuno Corp.                              7,000    226,330       0.0%
#   Mobile Factory, Inc.                        900     10,179       0.0%
    Mochida Pharmaceutical Co., Ltd.          2,900    204,329       0.0%
    Modec, Inc.                               8,600    228,225       0.0%
#   Molitec Steel Co., Ltd.                   1,900     11,974       0.0%
#   Monex Group, Inc.                        69,300    394,171       0.0%
#   Money Partners Group Co., Ltd.            8,500     34,062       0.0%
    Monogatari Corp. (The)                    3,400    368,817       0.0%
#   MonotaRO Co., Ltd.                       10,200    355,532       0.0%
    MORESCO Corp.                             3,400     60,432       0.0%
    Morinaga & Co., Ltd.                      7,700    374,967       0.0%
    Morinaga Milk Industry Co., Ltd.         17,800    781,825       0.0%
    Morita Holdings Corp.                    11,900    233,378       0.0%
    Morito Co., Ltd.                          7,000     66,017       0.0%
    Morozoff, Ltd.                              900     54,567       0.0%
#*  Morpho, Inc.                                800     27,129       0.0%
    Mory Industries, Inc.                     1,400     42,333       0.0%
    MrMax Holdings, Ltd.                      5,200     35,304       0.0%
    MS&AD Insurance Group Holdings, Inc.     37,700  1,270,347       0.1%
    MTI, Ltd.                                16,600     99,217       0.0%
    Mugen Estate Co., Ltd.                    6,100     77,446       0.0%
    Murakami Corp.                              400     11,346       0.0%
    Murata Manufacturing Co., Ltd.            9,024  1,139,247       0.1%
    Musashi Seimitsu Industry Co., Ltd.      10,800    378,382       0.0%
    Musashino Bank, Ltd. (The)               10,500    349,833       0.0%
    Mutoh Holdings Co., Ltd.                    900     20,228       0.0%
#*  Mynet, Inc.                               3,000     34,726       0.0%
#   N Field Co., Ltd.                         3,400     63,968       0.0%
    Nabtesco Corp.                           17,100    616,638       0.0%
    NAC Co., Ltd.                             5,800     48,373       0.0%
    Nachi-Fujikoshi Corp.                    69,000    357,766       0.0%
    Nagano Bank, Ltd. (The)                   3,200     53,920       0.0%
    Nagano Keiki Co., Ltd.                    4,200     49,968       0.0%
    Nagase & Co., Ltd.                       38,100    650,639       0.0%
    Nagatanien Holdings Co., Ltd.             6,000     80,081       0.0%
    Nagawa Co., Ltd.                          1,400     59,760       0.0%
    Nagoya Railroad Co., Ltd.                16,100    421,678       0.0%
    Naigai Tec Corp.                            700     21,472       0.0%
    Naigai Trans Line, Ltd.                   2,300     38,474       0.0%
    Nakabayashi Co., Ltd.                     9,300     53,738       0.0%
    Nakamuraya Co., Ltd.                        600     26,615       0.0%
    Nakanishi, Inc.                           9,900    206,390       0.0%
    Nakano Corp.                              6,200     35,273       0.0%
#   Nakayama Steel Works, Ltd.               10,100     70,959       0.0%
    Nakayamafuku Co., Ltd.                    1,600     11,016       0.0%
    Nakayo, Inc.                              1,200     20,930       0.0%
    Namura Shipbuilding Co., Ltd.            20,900    129,554       0.0%
    Nankai Electric Railway Co., Ltd.        14,300    380,215       0.0%
    Nanto Bank, Ltd. (The)                   10,500    291,459       0.0%
    Narasaki Sangyo Co., Ltd.                 7,000     27,174       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Natori Co., Ltd.                           2,500 $   44,437       0.0%
    NDS Co., Ltd.                              1,500     59,681       0.0%
    NEC Capital Solutions, Ltd.                3,700     70,600       0.0%
    NEC Corp.                                 50,500  1,384,209       0.1%
    NEC Networks & System Integration Corp.    6,400    167,452       0.0%
    NET One Systems Co., Ltd.                 27,100    436,165       0.0%
    Neturen Co., Ltd.                         12,000    121,014       0.0%
#*  New Japan Chemical Co., Ltd.              16,100     37,465       0.0%
#*  New Japan Radio Co., Ltd.                  9,600     82,096       0.0%
*   Nexon Co., Ltd.                           14,400    209,540       0.0%
#   Nextage Co., Ltd.                          8,800     90,028       0.0%
    Nexyz Group Corp.                          2,200     34,458       0.0%
    NGK Insulators, Ltd.                      50,700    930,038       0.1%
    NGK Spark Plug Co., Ltd.                  38,700    992,529       0.1%
    NH Foods, Ltd.                            12,000    524,239       0.0%
    NHK Spring Co., Ltd.                     106,863  1,180,905       0.1%
    Nicca Chemical Co., Ltd.                   2,100     24,147       0.0%
    Nice Holdings, Inc.                        2,400     32,276       0.0%
#   Nichi-iko Pharmaceutical Co., Ltd.        18,800    300,797       0.0%
    Nichia Steel Works, Ltd.                   7,700     24,639       0.0%
    Nichias Corp.                             52,000    658,655       0.0%
    Nichiban Co., Ltd.                         4,000    127,823       0.0%
    Nichicon Corp.                            17,700    199,713       0.0%
    Nichiden Corp.                             4,000     79,349       0.0%
    Nichiha Corp.                             12,700    503,529       0.0%
    NichiiGakkan Co., Ltd.                    21,800    225,172       0.0%
    Nichirei Corp.                            32,500    941,507       0.1%
    Nichireki Co., Ltd.                        9,600    105,386       0.0%
    Nichirin Co., Ltd.                         3,900     95,128       0.0%
    Nidec Corp.                                6,700  1,048,163       0.1%
    Nifco, Inc.                               18,800    660,084       0.0%
    Nihon Chouzai Co., Ltd.                    3,300    102,807       0.0%
#   Nihon Dempa Kogyo Co., Ltd.                5,400     33,842       0.0%
    Nihon Dengi Co., Ltd.                      1,400     34,759       0.0%
    Nihon Denkei Co., Ltd.                     1,500     26,521       0.0%
#   Nihon Eslead Corp.                         3,000     55,103       0.0%
    Nihon Flush Co., Ltd.                      1,900     46,889       0.0%
    Nihon House Holdings Co., Ltd.            18,600     97,709       0.0%
    Nihon Kagaku Sangyo Co., Ltd.              4,300     50,499       0.0%
    Nihon Kohden Corp.                        11,200    320,084       0.0%
    Nihon M&A Center, Inc.                    14,400    420,287       0.0%
    Nihon Nohyaku Co., Ltd.                   18,800    121,895       0.0%
    Nihon Parkerizing Co., Ltd.               21,600    341,975       0.0%
#   Nihon Plast Co., Ltd.                      4,100     38,458       0.0%
    Nihon Tokushu Toryo Co., Ltd.              3,500     72,977       0.0%
    Nihon Trim Co., Ltd.                       1,100     45,772       0.0%
    Nihon Unisys, Ltd.                        35,900    745,104       0.0%
    Nihon Yamamura Glass Co., Ltd.            27,000     46,468       0.0%
#   Nikkato Corp.                              2,700     25,730       0.0%
    Nikkiso Co., Ltd.                         15,900    181,040       0.0%
    Nikko Co., Ltd.                            1,600     35,861       0.0%
    Nikkon Holdings Co., Ltd.                 21,000    558,767       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
JAPAN -- (Continued)
    Nikon Corp.                            31,100 $  541,155       0.0%
    Nintendo Co., Ltd.                        700    294,123       0.0%
    Nippi, Inc.                             1,000     41,183       0.0%
    Nippo Corp.                            16,000    366,958       0.0%
    Nippon Air Conditioning Services
      Co., Ltd.                             6,100     43,215       0.0%
    Nippon Aqua Co., Ltd.                   3,700     14,880       0.0%
    Nippon Beet Sugar Manufacturing Co.,
      Ltd.                                  4,800    106,355       0.0%
    Nippon Carbide Industries Co., Inc.     3,100     62,315       0.0%
    Nippon Ceramic Co., Ltd.                3,000     79,628       0.0%
    Nippon Chemi-Con Corp.                  5,500    127,317       0.0%
    Nippon Chemiphar Co., Ltd.                900     38,022       0.0%
    Nippon Coke & Engineering Co., Ltd.    71,800     76,695       0.0%
#   Nippon Commercial Development Co.,
      Ltd.                                  4,900     80,163       0.0%
    Nippon Concept Corp.                    2,000     26,975       0.0%
    Nippon Concrete Industries Co., Ltd.   16,800     69,589       0.0%
    Nippon Denko Co., Ltd.                 42,600    142,073       0.0%
    Nippon Densetsu Kogyo Co., Ltd.        11,000    225,771       0.0%
    Nippon Electric Glass Co., Ltd.        19,500    561,952       0.0%
    Nippon Express Co., Ltd.               20,200  1,526,111       0.1%
    Nippon Filcon Co., Ltd.                 6,000     34,490       0.0%
    Nippon Fine Chemical Co., Ltd.          4,800     54,797       0.0%
    Nippon Flour Mills Co., Ltd.           19,500    318,046       0.0%
    Nippon Gas Co., Ltd.                   15,600    765,923       0.0%
    Nippon Hume Corp.                       9,000     68,591       0.0%
    Nippon Kanzai Co., Ltd.                 2,200     41,911       0.0%
    Nippon Kayaku Co., Ltd.                40,900    511,772       0.0%
    Nippon Kinzoku Co., Ltd.                2,000     42,657       0.0%
#   Nippon Kodoshi Corp.                    3,100     86,838       0.0%
    Nippon Koei Co., Ltd.                   4,900    143,645       0.0%
    Nippon Koshuha Steel Co., Ltd.          3,200     24,678       0.0%
    Nippon Light Metal Holdings Co., Ltd. 308,500    824,627       0.1%
    Nippon Paint Holdings Co., Ltd.        16,400    669,435       0.0%
    Nippon Paper Industries Co., Ltd.      28,200    540,091       0.0%
    Nippon Parking Development Co., Ltd.   53,200     89,232       0.0%
    Nippon Pillar Packing Co., Ltd.         8,400    121,323       0.0%
    Nippon Piston Ring Co., Ltd.            1,400     28,056       0.0%
    Nippon Road Co., Ltd. (The)             2,700    134,650       0.0%
    Nippon Seiki Co., Ltd.                 16,900    325,988       0.0%
    Nippon Seisen Co., Ltd.                 1,200     52,512       0.0%
#*  Nippon Sharyo, Ltd.                    38,000    102,258       0.0%
*   Nippon Sheet Glass Co., Ltd.           31,100    253,884       0.0%
    Nippon Shinyaku Co., Ltd.               2,000    148,914       0.0%
    Nippon Shokubai Co., Ltd.               5,400    366,930       0.0%
    Nippon Signal Co., Ltd.                19,500    185,070       0.0%
    Nippon Soda Co., Ltd.                  47,000    270,007       0.0%
    Nippon Steel & Sumikin Bussan Corp.     5,600    307,178       0.0%
    Nippon Steel & Sumitomo Metal Corp.    61,580  1,338,827       0.1%
    Nippon Suisan Kaisha, Ltd.            143,800    779,336       0.0%
    Nippon Systemware Co., Ltd.             3,100     69,313       0.0%
    Nippon Telegraph & Telephone Corp.     18,500    877,920       0.1%
#   Nippon Thompson Co., Ltd.              24,000    176,714       0.0%
    Nippon Tungsten Co., Ltd.                 800     20,022       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Valqua Industries, Ltd.           7,600 $  209,380       0.0%
#   Nippon View Hotel Co., Ltd.              2,800     38,814       0.0%
    Nippon Yakin Kogyo Co., Ltd.            27,300     73,191       0.0%
    Nippon Yusen K.K.                       46,600    991,207       0.1%
    Nipro Corp.                             60,300    867,893       0.1%
    Nishi-Nippon Financial Holdings, Inc.   46,700    560,772       0.0%
    Nishi-Nippon Railroad Co., Ltd.         15,500    430,404       0.0%
    Nishimatsu Construction Co., Ltd.       19,600    538,784       0.0%
    Nishimatsuya Chain Co., Ltd.            11,000    135,217       0.0%
    Nishio Rent All Co., Ltd.                8,000    237,521       0.0%
    Nissan Chemical Industries, Ltd.         7,400    329,028       0.0%
    Nissan Motor Co., Ltd.                 450,000  4,734,210       0.2%
    Nissan Shatai Co., Ltd.                 27,700    296,579       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.   10,900     39,525       0.0%
    Nissei ASB Machine Co., Ltd.             2,600    160,844       0.0%
    Nissei Build Kogyo Co., Ltd.            17,400    216,671       0.0%
    Nissei Corp.                             1,700     20,476       0.0%
    Nissei Plastic Industrial Co., Ltd.      3,700     47,754       0.0%
#   Nissha Co., Ltd.                         6,600    155,381       0.0%
    Nisshin Fudosan Co.                     12,600     94,625       0.0%
    Nisshin Oillio Group, Ltd. (The)        10,700    307,641       0.0%
    Nisshin Seifun Group, Inc.              17,900    391,137       0.0%
    Nisshin Steel Co., Ltd.                 18,900    250,114       0.0%
    Nisshinbo Holdings, Inc.                43,708    615,954       0.0%
    Nissin Corp.                             5,600    145,158       0.0%
    Nissin Electric Co., Ltd.               20,500    205,535       0.0%
    Nissin Foods Holdings Co., Ltd.          1,000     73,634       0.0%
    Nissin Kogyo Co., Ltd.                  14,900    261,445       0.0%
    Nissin Sugar Co., Ltd.                   4,700     91,943       0.0%
    Nissui Pharmaceutical Co., Ltd.          4,200     54,908       0.0%
    Nitori Holdings Co., Ltd.                2,300    387,860       0.0%
    Nitta Corp.                              4,800    182,484       0.0%
    Nitta Gelatin, Inc.                      5,000     38,979       0.0%
    Nittan Valve Co., Ltd.                   9,100     28,351       0.0%
    Nittetsu Mining Co., Ltd.                2,000    121,874       0.0%
    Nitto Boseki Co., Ltd.                   7,800    168,468       0.0%
    Nitto Denko Corp.                        8,800    654,234       0.0%
#   Nitto FC Co., Ltd.                       4,500     30,234       0.0%
    Nitto Kogyo Corp.                        9,000    154,498       0.0%
    Nitto Kohki Co., Ltd.                    1,700     44,681       0.0%
    Nitto Seiko Co., Ltd.                    8,700     62,354       0.0%
    Nittoc Construction Co., Ltd.           10,600     60,945       0.0%
    Nittoku Engineering Co., Ltd.            4,200    145,078       0.0%
    NJS Co., Ltd.                            2,000     29,598       0.0%
    Noda Corp.                               3,100     33,527       0.0%
    Noevir Holdings Co., Ltd.                1,700    122,250       0.0%
    NOF Corp.                               20,700    617,652       0.0%
    Nohmi Bosai, Ltd.                        5,500    118,293       0.0%
    Nojima Corp.                            16,100    397,480       0.0%
    NOK Corp.                               27,300    558,321       0.0%
#   Nomura Co., Ltd.                         9,800    196,883       0.0%
    Nomura Holdings, Inc.                  329,500  1,897,772       0.1%

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
JAPAN -- (Continued)
#   Nomura Holdings, Inc. Sponsored ADR      10,300 $   59,019       0.0%
    Nomura Real Estate Holdings, Inc.        31,300    774,562       0.0%
    Nomura Research Institute, Ltd.           4,103    211,324       0.0%
    Noritake Co., Ltd.                        4,200    179,204       0.0%
#   Noritsu Koki Co., Ltd.                    5,700    142,388       0.0%
    Noritz Corp.                             11,100    202,248       0.0%
    North Pacific Bank, Ltd.                116,100    391,715       0.0%
    Nozawa Corp.                              2,600     29,477       0.0%
    NS Solutions Corp.                        9,300    269,248       0.0%
    NS Tool Co., Ltd.                         1,900     51,749       0.0%
    NS United Kaiun Kaisha, Ltd.              4,500     93,406       0.0%
    NSD Co., Ltd.                             6,170    128,639       0.0%
    NSK, Ltd.                                76,700  1,026,375       0.1%
    NTN Corp.                               211,000    928,076       0.1%
    NTT Data Corp.                           36,000    387,972       0.0%
    NTT DOCOMO, Inc.                        141,400  3,652,928       0.1%
    NTT Urban Development Corp.              21,300    250,963       0.0%
    Nuflare Technology, Inc.                  1,900    125,468       0.0%
#   OAK Capital Corp.                        22,700     52,611       0.0%
    Oat Agrio Co., Ltd.                         800     29,734       0.0%
    Obara Group, Inc.                         4,300    254,072       0.0%
    Obayashi Corp.                          131,100  1,509,775       0.1%
    Obic Co., Ltd.                            1,700    142,394       0.0%
    Odakyu Electric Railway Co., Ltd.        14,299    307,763       0.0%
    Odelic Co., Ltd.                          1,100     44,707       0.0%
    Oenon Holdings, Inc.                     16,000     68,004       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)          13,200    332,751       0.0%
    Ohashi Technica, Inc.                     3,800     62,995       0.0%
#   Ohba Co., Ltd.                            4,600     26,734       0.0%
    Ohsho Food Service Corp.                  3,600    180,673       0.0%
    Oiles Corp.                               3,900     84,282       0.0%
    Oita Bank, Ltd. (The)                     2,700     99,074       0.0%
    Oji Holdings Corp.                      248,000  1,744,580       0.1%
    Okabe Co., Ltd.                          14,700    139,653       0.0%
    Okada Aiyon Corp.                           800     11,389       0.0%
    Okamoto Industries, Inc.                 18,000    180,108       0.0%
#   Okamoto Machine Tool Works, Ltd.          1,900     62,652       0.0%
    Okamura Corp.                            19,500    263,282       0.0%
    Okasan Securities Group, Inc.            60,000    342,842       0.0%
    Oki Electric Industry Co., Ltd.          25,000    337,302       0.0%
    Okinawa Cellular Telephone Co.            3,100    115,391       0.0%
    Okinawa Electric Power Co., Inc. (The)    8,387    255,753       0.0%
#   OKK Corp.                                 2,400     24,834       0.0%
    OKUMA Corp.                               6,999    399,788       0.0%
    Okumura Corp.                             8,400    347,750       0.0%
    Okura Industrial Co., Ltd.               17,000     94,717       0.0%
    Okuwa Co., Ltd.                          12,000    129,396       0.0%
    Olympus Corp.                            10,000    372,905       0.0%
#   Omikenshi Co., Ltd.                      28,000     28,259       0.0%
    Omron Corp.                              15,400    831,128       0.1%
    Ono Pharmaceutical Co., Ltd.             11,500    265,825       0.0%
    ONO Sokki Co., Ltd.                       3,300     25,659       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
JAPAN -- (Continued)
    Onoken Co., Ltd.                        6,000 $  105,328       0.0%
    Onward Holdings Co., Ltd.              44,600    367,543       0.0%
    Ootoya Holdings Co., Ltd.               1,000     20,172       0.0%
*   Open Door, Inc.                         2,300     42,432       0.0%
    Open House Co., Ltd.                   12,000    668,059       0.0%
#   OPT Holding, Inc.                       4,300     64,081       0.0%
#   Optex Group Co., Ltd.                   6,800    204,248       0.0%
#*  Optim Corp.                               400      9,420       0.0%
    Oracle Corp.                            1,700    139,651       0.0%
    Organo Corp.                            2,600     81,220       0.0%
#   Orient Corp.                          172,100    265,704       0.0%
    Oriental Land Co., Ltd.                 6,400    637,790       0.0%
    Origin Electric Co., Ltd.               2,100     34,272       0.0%
    ORIX Corp.                            230,000  4,033,935       0.1%
    Osaka Gas Co., Ltd.                    19,300    415,605       0.0%
    Osaka Organic Chemical Industry, Ltd.   8,500    110,785       0.0%
    Osaka Soda Co., Ltd.                    4,400    122,916       0.0%
    Osaka Steel Co., Ltd.                   5,100    109,996       0.0%
#   OSAKA Titanium Technologies Co., Ltd.   8,900    164,995       0.0%
    Osaki Electric Co., Ltd.               17,900    129,730       0.0%
    OSG Corp.                              33,900    750,352       0.0%
    OSJB Holdings Corp.                    37,300    109,297       0.0%
    Otsuka Corp.                            6,800    315,094       0.0%
    Otsuka Holdings Co., Ltd.              11,100    580,338       0.0%
    Otsuka Kagu, Ltd.                       5,900     34,109       0.0%
#   Outsourcing, Inc.                      23,500    393,987       0.0%
    Oyo Corp.                               7,600    108,985       0.0%
    Pacific Industrial Co., Ltd.           18,600    263,822       0.0%
#*  Pacific Metals Co., Ltd.                6,300    221,039       0.0%
    Pack Corp. (The)                        3,200    121,178       0.0%
    PAL GROUP Holdings Co., Ltd.            4,700    128,751       0.0%
    PALTAC Corp.                            9,600    480,504       0.0%
    Paltek Corp.                            3,100     18,698       0.0%
    Panasonic Corp.                       162,700  2,409,123       0.1%
#   PAPYLESS Co., Ltd.                        500      9,124       0.0%
#   Paraca, Inc.                            1,900     42,361       0.0%
    Paramount Bed Holdings Co., Ltd.        4,200    208,971       0.0%
    Parco Co., Ltd.                         6,200     77,526       0.0%
    Paris Miki Holdings, Inc.              10,400     49,542       0.0%
    Park24 Co., Ltd.                       17,900    507,057       0.0%
*   Pasco Corp.                             8,000     23,618       0.0%
#   Pasona Group, Inc.                      5,800     96,294       0.0%
    PC Depot Corp.                          8,700     56,957       0.0%
    Pegasus Sewing Machine Manufacturing
      Co., Ltd.                             6,000     42,021       0.0%
    Penta-Ocean Construction Co., Ltd.    147,800  1,164,785       0.1%
    Pepper Food Service Co., Ltd.           3,800    218,766       0.0%
#*  PeptiDream, Inc.                        1,600     64,643       0.0%
    Persol Holdings Co., Ltd.               9,300    221,062       0.0%
    PIA Corp.                               1,300     78,650       0.0%
    Pigeon Corp.                            8,400    393,742       0.0%
    Pilot Corp.                            10,200    556,843       0.0%
    Piolax, Inc.                            9,300    260,512       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
JAPAN -- (Continued)
#*  Pioneer Corp.                         133,500 $  208,247       0.0%
    Plant Co., Ltd.                         1,200     14,885       0.0%
#   Plenus Co., Ltd.                        7,600    130,995       0.0%
    Pola Orbis Holdings, Inc.               7,200    314,133       0.0%
    Poletowin Pitcrew Holdings, Inc.        6,000    102,736       0.0%
    Press Kogyo Co., Ltd.                  37,100    213,799       0.0%
    Pressance Corp.                        16,800    256,677       0.0%
    Prestige International, Inc.           14,800    170,016       0.0%
    Prima Meat Packers, Ltd.               73,000    445,383       0.0%
    Pro-Ship, Inc.                          1,200     30,501       0.0%
    Pronexus, Inc.                          4,200     54,289       0.0%
    Prospect Co., Ltd.                    169,000     82,719       0.0%
    Proto Corp.                             3,200     45,934       0.0%
    PS Mitsubishi Construction Co., Ltd.   12,100     79,760       0.0%
    Punch Industry Co., Ltd.                8,700     93,776       0.0%
    Qol Co., Ltd.                          10,800    221,375       0.0%
    Quick Co., Ltd.                         3,200     52,515       0.0%
#   Raccoon Co., Ltd.                       3,100     18,172       0.0%
    Raito Kogyo Co., Ltd.                  19,300    209,719       0.0%
    Rakus Co., Ltd.                         3,000     42,519       0.0%
    Rakuten, Inc.                          93,500    664,464       0.0%
#   Rasa Corp.                              2,800     23,533       0.0%
    Rasa Industries, Ltd.                   3,400     69,546       0.0%
#   Raysum Co., Ltd.                        6,300     82,115       0.0%
    Recruit Holdings Co., Ltd.             37,500    864,636       0.1%
    Relia, Inc.                             2,800     35,598       0.0%
    Relo Group, Inc.                       13,900    312,263       0.0%
    Renaissance, Inc.                       4,300     74,908       0.0%
    Renesas Easton Co., Ltd.                4,800     30,209       0.0%
#*  Renesas Electronics Corp.              15,300    159,605       0.0%
    Rengo Co., Ltd.                        75,500    649,038       0.0%
#*  Renown, Inc.                           28,000     42,043       0.0%
    Resona Holdings, Inc.                 192,100  1,091,527       0.1%
    Resorttrust, Inc.                      15,500    320,955       0.0%
#   Retail Partners Co., Ltd.               4,200     62,331       0.0%
    Rheon Automatic Machinery Co., Ltd.     6,000    110,428       0.0%
    Rhythm Watch Co., Ltd.                  2,400     51,741       0.0%
    Riberesute Corp.                        4,400     40,288       0.0%
    Ricoh Co., Ltd.                        97,600    953,677       0.1%
    Ricoh Leasing Co., Ltd.                 5,600    186,766       0.0%
#   Ride On Express Holdings Co., Ltd.      2,800     26,733       0.0%
#   Right On Co., Ltd.                      6,500     61,552       0.0%
    Riken Corp.                             3,200    184,053       0.0%
    Riken Keiki Co., Ltd.                   2,900     65,286       0.0%
    Riken Technos Corp.                    16,000     77,682       0.0%
    Riken Vitamin Co., Ltd.                 2,100     79,036       0.0%
    Ringer Hut Co., Ltd.                    5,000    121,491       0.0%
    Rinnai Corp.                            3,500    348,420       0.0%
    Rion Co., Ltd.                          1,800     41,047       0.0%
    Riso Kagaku Corp.                       6,100    121,970       0.0%
    Riso Kyoiku Co., Ltd.                   7,500     57,738       0.0%
#   Rock Field Co., Ltd.                    5,600    106,998       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Rohm Co., Ltd.                            5,900 $546,712       0.0%
    Rohto Pharmaceutical Co., Ltd.           15,200  442,433       0.0%
    Rokko Butter Co., Ltd.                    7,600  181,222       0.0%
    Roland DG Corp.                           5,800  134,678       0.0%
#   Rorze Corp.                               6,100  137,087       0.0%
    Round One Corp.                          31,600  457,053       0.0%
    Royal Holdings Co., Ltd.                 11,800  320,743       0.0%
*   Royal Hotel, Ltd. (The)                     800   14,123       0.0%
    RS Technologies Co., Ltd.                 1,000   62,771       0.0%
*   RVH, Inc.                                 6,700   27,359       0.0%
    Ryobi, Ltd.                              10,400  265,705       0.0%
    Ryoden Corp.                              5,500   92,235       0.0%
    Ryohin Keikaku Co., Ltd.                  1,700  581,508       0.0%
    Ryosan Co., Ltd.                          7,300  271,651       0.0%
    Ryoyo Electro Corp.                       7,300  120,870       0.0%
    S Foods, Inc.                             4,800  201,674       0.0%
    Sac's Bar Holdings, Inc.                  7,200   77,017       0.0%
    Sagami Rubber Industries Co., Ltd.        3,000   49,088       0.0%
    Saibu Gas Co., Ltd.                       7,100  191,895       0.0%
    Saizeriya Co., Ltd.                      12,800  295,685       0.0%
    Sakai Chemical Industry Co., Ltd.         4,200  109,699       0.0%
    Sakai Heavy Industries, Ltd.              1,400   59,340       0.0%
    Sakai Moving Service Co., Ltd.            4,900  264,798       0.0%
#   Sakai Ovex Co., Ltd.                      1,700   37,172       0.0%
    Sakata INX Corp.                         12,100  184,893       0.0%
    Sakata Seed Corp.                           700   25,640       0.0%
#   Sakura Internet, Inc.                     5,400   38,711       0.0%
    Sala Corp.                               18,500  115,154       0.0%
#   SAMTY Co., Ltd.                           7,800  144,151       0.0%
    San Holdings, Inc.                        2,000   54,044       0.0%
*   San ju San Financial Group, Inc.          7,790  164,750       0.0%
    San-A Co., Ltd.                           4,400  234,634       0.0%
    San-Ai Oil Co., Ltd.                     18,000  283,376       0.0%
    San-In Godo Bank, Ltd. (The)             52,900  497,362       0.0%
*   Sanden Holdings Corp.                     8,000  116,222       0.0%
    Sanei Architecture Planning Co., Ltd.     3,700   62,318       0.0%
    Sangetsu Corp.                           12,500  257,969       0.0%
*   Sanix, Inc.                              10,400   25,707       0.0%
    Sanken Electric Co., Ltd.                71,000  454,405       0.0%
    Sanki Engineering Co., Ltd.              16,100  179,225       0.0%
#   Sanko Gosei, Ltd.                         5,600   28,440       0.0%
#   Sanko Metal Industrial Co., Ltd.            800   25,871       0.0%
    Sankyo Co., Ltd.                          8,400  294,480       0.0%
    Sankyo Frontier Co., Ltd.                   500   14,915       0.0%
    Sankyo Seiko Co., Ltd.                   10,800   49,045       0.0%
    Sankyo Tateyama, Inc.                     9,700  143,904       0.0%
    Sankyu, Inc.                             18,000  874,826       0.1%
    Sanoh Industrial Co., Ltd.                8,800   62,869       0.0%
#   Sanoyas Holdings Corp.                    9,000   21,777       0.0%
    Sanrio Co., Ltd.                          6,000  110,222       0.0%
    Sansei Technologies, Inc.                 4,800   61,842       0.0%
    Sansha Electric Manufacturing Co., Ltd.   3,200   41,604       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
JAPAN -- (Continued)
#   Sanshin Electronics Co., Ltd.             7,300 $  148,332       0.0%
    Santen Pharmaceutical Co., Ltd.          18,700    314,054       0.0%
    Sanwa Holdings Corp.                     48,200    618,941       0.0%
    Sanyo Chemical Industries, Ltd.           4,600    217,068       0.0%
    Sanyo Denki Co., Ltd.                     2,400    207,111       0.0%
    Sanyo Electric Railway Co., Ltd.          3,700     94,540       0.0%
#   Sanyo Engineering & Construction, Inc.    2,400     17,372       0.0%
    Sanyo Housing Nagoya Co., Ltd.            4,700     51,451       0.0%
#   Sanyo Shokai, Ltd.                        3,900     90,345       0.0%
    Sanyo Special Steel Co., Ltd.             7,100    180,646       0.0%
    Sanyo Trading Co., Ltd.                   4,700     92,325       0.0%
    Sapporo Holdings, Ltd.                   27,700    792,565       0.1%
    Sata Construction Co., Ltd.               4,100     18,025       0.0%
    Sato Holdings Corp.                      10,800    302,997       0.0%
    Sato Shoji Corp.                          3,200     36,012       0.0%
    Satori Electric Co., Ltd.                 4,900     49,537       0.0%
    Sawada Holdings Co., Ltd.                 3,800     34,723       0.0%
    Sawai Pharmaceutical Co., Ltd.           16,400    708,736       0.0%
    Saxa Holdings, Inc.                       1,700     33,052       0.0%
    SBI Holdings, Inc.                       52,600  1,326,324       0.1%
    SBS Holdings, Inc.                        7,700     95,845       0.0%
#   Scala, Inc.                              11,600     86,175       0.0%
    SCREEN Holdings Co., Ltd.                 7,400    605,281       0.0%
    Scroll Corp.                              9,700     39,025       0.0%
    SCSK Corp.                                5,900    252,497       0.0%
    SEC Carbon, Ltd.                            700     42,241       0.0%
    Secom Co., Ltd.                           9,400    705,223       0.0%
#   Seed Co., Ltd.                            2,700    181,019       0.0%
    Sega Sammy Holdings, Inc.                52,100    855,831       0.1%
    Seibu Electric Industry Co., Ltd.           500     13,094       0.0%
    Seibu Holdings, Inc.                     44,000    741,852       0.0%
#   Seika Corp.                               2,200     55,696       0.0%
    Seikagaku Corp.                           8,400    138,850       0.0%
    Seikitokyu Kogyo Co., Ltd.               13,000     83,573       0.0%
    Seiko Epson Corp.                        56,600  1,063,899       0.1%
    Seiko Holdings Corp.                     13,000    338,450       0.0%
#   Seiko PMC Corp.                           3,400     38,359       0.0%
    Seino Holdings Co., Ltd.                 37,600    704,276       0.0%
    Seiren Co., Ltd.                         14,500    279,548       0.0%
    Sekisui Chemical Co., Ltd.               80,200  1,418,744       0.1%
    Sekisui House, Ltd.                      65,600  1,202,355       0.1%
    Sekisui Jushi Corp.                       9,000    195,966       0.0%
    Sekisui Plastics Co., Ltd.                8,400    112,833       0.0%
    Senko Group Holdings Co., Ltd.           48,200    370,407       0.0%
    Senshu Electric Co., Ltd.                 2,400     71,010       0.0%
    Senshu Ikeda Holdings, Inc.              92,400    364,386       0.0%
#*  Senshukai Co., Ltd.                      11,500     60,256       0.0%
    Septeni Holdings Co., Ltd.               24,100     61,951       0.0%
    Seria Co., Ltd.                           5,100    249,923       0.0%
    Seven & I Holdings Co., Ltd.             91,600  4,035,967       0.1%
    Seven Bank, Ltd.                        182,900    614,080       0.0%
    SFP Holdings Co., Ltd.                    3,500     64,480       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
JAPAN -- (Continued)
#   Sharp Corp.                             5,100 $  148,997       0.0%
    Shibaura Electronics Co., Ltd.          3,500    166,794       0.0%
    Shibaura Mechatronics Corp.            26,000    103,811       0.0%
    Shibusawa Warehouse Co., Ltd. (The)     2,800     47,459       0.0%
    Shibuya Corp.                           6,500    221,641       0.0%
    Shidax Corp.                            6,000     26,773       0.0%
    Shiga Bank, Ltd. (The)                 79,000    400,189       0.0%
    Shikoku Bank, Ltd. (The)               12,900    188,346       0.0%
    Shikoku Chemicals Corp.                10,000    141,536       0.0%
    Shikoku Electric Power Co., Inc.       21,800    277,953       0.0%
    Shima Seiki Manufacturing, Ltd.         2,500    158,478       0.0%
    Shimachu Co., Ltd.                     15,500    500,378       0.0%
    Shimadzu Corp.                         12,000    325,695       0.0%
    Shimamura Co., Ltd.                     5,800    674,965       0.0%
    Shimano, Inc.                           2,700    359,015       0.0%
    Shimizu Bank, Ltd. (The)                2,800     78,747       0.0%
    Shimizu Corp.                         105,000  1,038,851       0.1%
    Shin Nippon Air Technologies Co.,
      Ltd.                                  5,600     82,897       0.0%
*   Shin Nippon Biomedical Laboratories,
      Ltd.                                  6,200     30,984       0.0%
    Shin-Etsu Chemical Co., Ltd.           11,500  1,154,021       0.1%
    Shin-Etsu Polymer Co., Ltd.             9,200     87,343       0.0%
    Shinagawa Refractories Co., Ltd.        2,700     72,773       0.0%
    Shindengen Electric Manufacturing
      Co., Ltd.                             3,000    188,212       0.0%
*   Shinkawa, Ltd.                          6,900     62,816       0.0%
    Shinko Electric Industries Co., Ltd.   23,200    180,491       0.0%
    Shinko Plantech Co., Ltd.              14,900    139,872       0.0%
    Shinko Shoji Co., Ltd.                  7,000    121,674       0.0%
    Shinmaywa Industries, Ltd.             27,600    309,327       0.0%
    Shinnihon Corp.                        11,000    122,022       0.0%
#   Shinoken Group Co., Ltd.                7,200    218,910       0.0%
    Shinsei Bank, Ltd.                     24,200    376,784       0.0%
    Shinsho Corp.                           1,600     51,198       0.0%
    Shinwa Co., Ltd.                        2,500     58,591       0.0%
    Shionogi & Co., Ltd.                    8,300    426,551       0.0%
    Ship Healthcare Holdings, Inc.         19,700    684,044       0.0%
    Shirai Electronics Industrial Co.,
      Ltd.                                  3,900     19,206       0.0%
    Shiseido Co., Ltd.                     16,100  1,044,584       0.1%
    Shizuoka Bank, Ltd. (The)              57,000    578,026       0.0%
    Shizuoka Gas Co., Ltd.                 22,600    204,482       0.0%
    Shobunsha Publications, Inc.            2,300     17,535       0.0%
    Shoei Co., Ltd.                         3,000    111,233       0.0%
#   Shoei Foods Corp.                       4,100    161,749       0.0%
    Shofu, Inc.                             2,700     35,717       0.0%
*   Shoko Co., Ltd.                        25,000     25,472       0.0%
    Showa Corp.                            24,200    363,748       0.0%
    Showa Denko K.K.                       62,800  2,089,404       0.1%
    Showa Sangyo Co., Ltd.                  6,200    164,083       0.0%
    Showa Shell Sekiyu K.K.                56,300    794,989       0.1%
    Showa Shinku Co., Ltd.                    900     18,476       0.0%
    Sigma Koki Co., Ltd.                    1,100     23,452       0.0%
#   Siix Corp.                             13,700    275,306       0.0%
    Sinanen Holdings Co., Ltd.              2,200     56,585       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
JAPAN -- (Continued)
    Sinfonia Technology Co., Ltd.            50,000 $  176,469       0.0%
    Sinko Industries, Ltd.                    5,800     93,998       0.0%
    Sintokogio, Ltd.                         15,100    160,878       0.0%
    SK-Electronics Co., Ltd.                  4,300     93,621       0.0%
    SKY Perfect JSAT Holdings, Inc.          61,300    279,345       0.0%
#   Skylark Co., Ltd.                        30,800    453,052       0.0%
    SMC Corp.                                   700    265,995       0.0%
    SMK Corp.                                15,000     53,137       0.0%
    SMS Co., Ltd.                            10,400    393,755       0.0%
    SNT Corp.                                10,200     45,646       0.0%
    Soda Nikka Co., Ltd.                      3,600     24,061       0.0%
    Sodick Co., Ltd.                         11,200    137,848       0.0%
    SoftBank Group Corp.                     46,972  3,589,069       0.1%
    Softbank Technology Corp.                 4,400     69,030       0.0%
#   Softbrain Co., Ltd.                      18,000     72,493       0.0%
    Softcreate Holdings Corp.                 3,200     50,157       0.0%
#   Software Service, Inc.                      700     48,964       0.0%
    Sogo Medical Co., Ltd.                   10,400    242,721       0.0%
    Sohgo Security Services Co., Ltd.        12,800    631,984       0.0%
    Sojitz Corp.                            253,600    834,790       0.1%
    Soken Chemical & Engineering Co., Ltd.    2,100     45,774       0.0%
    Soliton Systems K.K.                      1,100     14,814       0.0%
    Sompo Holdings, Inc.                     27,500  1,151,428       0.1%
    Sony Corp.                               68,600  3,204,038       0.1%
    Sony Corp. Sponsored ADR                  9,300    426,219       0.0%
    Sony Financial Holdings, Inc.            17,900    326,565       0.0%
    Sotetsu Holdings, Inc.                    9,100    260,701       0.0%
    Sotoh Co., Ltd.                           1,600     14,865       0.0%
    Space Co., Ltd.                           2,550     34,890       0.0%
#   Sparx Group Co., Ltd.                    26,800     72,435       0.0%
    SPK Corp.                                 1,200     31,082       0.0%
    Square Enix Holdings Co., Ltd.            7,400    306,713       0.0%
    SRA Holdings                              4,600    132,607       0.0%
    Srg Takamiya Co., Ltd.                    8,700     53,665       0.0%
    ST Corp.                                  3,000     66,830       0.0%
    St Marc Holdings Co., Ltd.                6,400    181,204       0.0%
    St-Care Holding Corp.                     4,500     32,048       0.0%
    Stanley Electric Co., Ltd.               24,800    896,255       0.1%
    Star Mica Co., Ltd.                       2,800     60,495       0.0%
    Star Micronics Co., Ltd.                  2,300     41,151       0.0%
    Start Today Co., Ltd.                    15,000    433,109       0.0%
    Starts Corp., Inc.                       15,900    438,985       0.0%
    Starzen Co., Ltd.                         2,300    115,775       0.0%
#   Stella Chemifa Corp.                      4,300    143,178       0.0%
    Step Co., Ltd.                            1,700     26,770       0.0%
#   Strike Co., Ltd.                            500     30,964       0.0%
    Studio Alice Co., Ltd.                    4,600    103,217       0.0%
    Subaru Corp.                             62,900  2,111,324       0.1%
    Subaru Enterprise Co., Ltd.                 600     38,505       0.0%
    Sugi Holdings Co., Ltd.                   4,200    244,520       0.0%
    Sugimoto & Co., Ltd.                      3,300     62,506       0.0%
    Sumco Corp.                              31,100    759,603       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
#   Sumida Corp.                              14,400 $  197,531       0.0%
#   Suminoe Textile Co., Ltd.                  2,300     60,160       0.0%
#   Sumiseki Holdings, Inc.                   15,700     23,838       0.0%
    Sumitomo Bakelite Co., Ltd.               51,000    460,007       0.0%
    Sumitomo Chemical Co., Ltd.              357,000  2,042,629       0.1%
#   Sumitomo Corp.                            78,300  1,405,527       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.       22,000    400,110       0.0%
    Sumitomo Densetsu Co., Ltd.                6,400    135,805       0.0%
    Sumitomo Electric Industries, Ltd.        94,600  1,448,237       0.1%
    Sumitomo Forestry Co., Ltd.               53,100    879,880       0.1%
    Sumitomo Heavy Industries, Ltd.           23,200    886,479       0.1%
    Sumitomo Metal Mining Co., Ltd.           21,900    934,262       0.1%
    Sumitomo Mitsui Construction Co., Ltd.    81,320    498,132       0.0%
    Sumitomo Mitsui Financial Group, Inc.     95,700  3,988,608       0.1%
    Sumitomo Mitsui Trust Holdings, Inc.      21,800    924,474       0.1%
    Sumitomo Osaka Cement Co., Ltd.          144,000    659,237       0.0%
    Sumitomo Precision Products Co., Ltd.     11,000     38,432       0.0%
    Sumitomo Realty & Development Co., Ltd.   41,000  1,628,652       0.1%
    Sumitomo Riko Co., Ltd.                   15,400    160,982       0.0%
    Sumitomo Rubber Industries, Ltd.          50,695    905,299       0.1%
    Sumitomo Seika Chemicals Co., Ltd.         4,500    215,418       0.0%
    Sumitomo Warehouse Co., Ltd. (The)        45,000    307,869       0.0%
    Sun Corp.                                  3,900     26,500       0.0%
    Sun Frontier Fudousan Co., Ltd.           12,900    155,647       0.0%
    Sun-Wa Technos Corp.                       3,200     47,473       0.0%
    Sundrug Co., Ltd.                          4,500    231,494       0.0%
    Suntory Beverage & Food, Ltd.              8,100    398,600       0.0%
    Suruga Bank, Ltd.                         44,100    597,398       0.0%
    Suzuken Co., Ltd.                         15,770    678,085       0.0%
    Suzuki Co., Ltd.                           2,600     26,075       0.0%
    Suzuki Motor Corp.                        24,300  1,306,072       0.1%
    SWCC Showa Holdings Co., Ltd.              9,200     79,229       0.0%
    Sysmex Corp.                               5,300    468,187       0.0%
#   Systemsoft Corp.                          10,400     13,288       0.0%
    Systena Corp.                              4,800    182,091       0.0%
    Syuppin Co., Ltd.                          5,100     57,312       0.0%
    T Hasegawa Co., Ltd.                       8,300    178,412       0.0%
    T RAD Co., Ltd.                            2,600     93,096       0.0%
    T&D Holdings, Inc.                        77,900  1,323,052       0.1%
    T&K Toka Co., Ltd.                         6,100     74,703       0.0%
    T-Gaia Corp.                               5,800    162,078       0.0%
    Tachi-S Co., Ltd.                         11,400    206,607       0.0%
    Tachibana Eletech Co., Ltd.                6,180    117,879       0.0%
    Tachikawa Corp.                            3,600     50,197       0.0%
    Tadano, Ltd.                              21,900    337,020       0.0%
    Taihei Dengyo Kaisha, Ltd.                 5,900    152,366       0.0%
    Taiheiyo Cement Corp.                     28,200  1,064,831       0.1%
    Taiheiyo Kouhatsu, Inc.                    4,300     40,900       0.0%
    Taiho Kogyo Co., Ltd.                      7,500    101,244       0.0%
    Taikisha, Ltd.                             5,600    195,289       0.0%
    Taiko Bank, Ltd. (The)                     1,000     21,863       0.0%
    Taiko Pharmaceutical Co., Ltd.               700     13,467       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
JAPAN -- (Continued)
    Taisei Corp.                           17,100 $  922,476       0.1%
    Taisei Lamick Co., Ltd.                 1,700     49,109       0.0%
    Taisei Oncho Co., Ltd.                    700     13,668       0.0%
    Taisho Pharmaceutical Holdings Co.,
      Ltd.                                  3,100    296,517       0.0%
    Taiyo Holdings Co., Ltd.                5,000    212,473       0.0%
    Taiyo Nippon Sanso Corp.               33,900    502,592       0.0%
    Taiyo Yuden Co., Ltd.                  48,900    867,215       0.1%
    Takachiho Koheki Co., Ltd.              1,200     12,682       0.0%
    Takamatsu Construction Group Co.,
      Ltd.                                  4,300    116,032       0.0%
    Takamatsu Machinery Co., Ltd.           1,100     11,563       0.0%
    Takano Co., Ltd.                        5,000     43,695       0.0%
    Takaoka Toko Co., Ltd.                  4,200     71,549       0.0%
    Takara Holdings, Inc.                  20,800    250,913       0.0%
    Takara Leben Co., Ltd.                 38,700    163,962       0.0%
#   Takara Printing Co., Ltd.               1,000     18,509       0.0%
    Takara Standard Co., Ltd.              13,100    222,617       0.0%
    Takasago International Corp.            5,500    171,326       0.0%
    Takasago Thermal Engineering Co.,
      Ltd.                                 13,400    254,044       0.0%
    Takashima & Co., Ltd.                   1,700     34,031       0.0%
    Takashimaya Co., Ltd.                  65,000    558,184       0.0%
    Take And Give Needs Co., Ltd.           4,000     41,901       0.0%
    TAKEBISHI Corp.                         2,100     32,814       0.0%
    Takeda Pharmaceutical Co., Ltd.        32,100  1,351,732       0.1%
    Takeei Corp.                            9,800    119,593       0.0%
    Takeuchi Manufacturing Co., Ltd.       15,300    349,439       0.0%
    Takihyo Co., Ltd.                       1,200     25,915       0.0%
    Takisawa Machine Tool Co., Ltd.         2,200     38,794       0.0%
    Takuma Co., Ltd.                       20,700    226,805       0.0%
#   Tama Home Co., Ltd.                     8,600     88,591       0.0%
    Tamron Co., Ltd.                        4,200     85,244       0.0%
    Tamura Corp.                           30,000    227,881       0.0%
    Tanabe Engineering Corp.                1,500     13,641       0.0%
    Tanseisha Co., Ltd.                    10,550    125,007       0.0%
#   Tateru, Inc.                            6,600    111,527       0.0%
    Tatsuta Electric Wire and Cable Co.,
      Ltd.                                 12,300     75,941       0.0%
    Tayca Corp.                             6,000    157,890       0.0%
    Tazmo Co., Ltd.                         2,200     31,144       0.0%
    TBK Co., Ltd.                           5,200     26,142       0.0%
    TDC Soft, Inc.                          1,200     14,277       0.0%
    TDK Corp.                              17,400  1,499,685       0.1%
    Tear Corp.                              1,900     18,686       0.0%
    TechMatrix Corp.                        7,000    107,168       0.0%
    Techno Ryowa, Ltd.                      1,900     14,907       0.0%
    Techno Smart Corp.                        800      8,636       0.0%
    TechnoPro Holdings, Inc.               10,800    628,368       0.0%
    Tecnos Japan, Inc.                      3,200     28,093       0.0%
    Teijin, Ltd.                          105,600  1,985,370       0.1%
    Teikoku Electric Manufacturing Co.,
      Ltd.                                  5,100     75,919       0.0%
#   Teikoku Sen-I Co., Ltd.                 4,500     93,752       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.         3,200     38,262       0.0%
    Tekken Corp.                            4,300    128,914       0.0%
    Tenma Corp.                             5,600    106,824       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
JAPAN -- (Continued)
    Tenox Corp.                                1,200 $   10,804       0.0%
#   Tenpos Holdings Co., Ltd.                  1,100     24,504       0.0%
#   Teraoka Seisakusho Co., Ltd.               1,600     10,296       0.0%
    Terasaki Electric Co., Ltd.                1,100     15,083       0.0%
    Terumo Corp.                               9,100    514,885       0.0%
    THK Co., Ltd.                             20,000    697,063       0.0%
    Tigers Polymer Corp.                       4,400     33,503       0.0%
    TIS, Inc.                                 32,000  1,269,416       0.1%
    TKC Corp.                                  5,200    207,658       0.0%
    Toa Corp.(6894434)                         6,700     79,134       0.0%
    Toa Corp.(6894508)                         6,900    175,920       0.0%
    Toa Oil Co., Ltd.                         26,000     47,991       0.0%
    TOA ROAD Corp.                             1,500     53,560       0.0%
    Toagosei Co., Ltd.                        40,300    475,589       0.0%
    Toba, Inc.                                   400     10,988       0.0%
    Tobishima Corp.                           76,500    122,670       0.0%
    Tobu Railway Co., Ltd.                     8,600    273,839       0.0%
    TOC Co., Ltd.                             13,300    117,769       0.0%
    Tocalo Co., Ltd.                          26,900    333,793       0.0%
    Tochigi Bank, Ltd. (The)                   6,000     22,735       0.0%
    Toda Corp.                                76,000    626,671       0.0%
    Toda Kogyo Corp.                           1,400     48,593       0.0%
#   Toei Animation Co., Ltd.                   5,400    154,617       0.0%
    Toei Co., Ltd.                             2,500    280,821       0.0%
    Toell Co., Ltd.                            1,900     18,380       0.0%
    Toenec Corp.                               2,800     87,468       0.0%
#   Togami Electric Manufacturing Co., Ltd.      999     20,578       0.0%
    Toho Bank, Ltd. (The)                     74,100    287,445       0.0%
    Toho Co., Ltd.(6895200)                    7,900    263,514       0.0%
    Toho Co., Ltd.(6895211)                    1,600     38,252       0.0%
    Toho Gas Co., Ltd.                         9,400    285,802       0.0%
#   Toho Holdings Co., Ltd.                   18,400    449,049       0.0%
    Toho Titanium Co., Ltd.                   16,000    197,906       0.0%
#   Toho Zinc Co., Ltd.                        5,800    266,858       0.0%
    Tohoku Bank, Ltd. (The)                    3,000     39,811       0.0%
    Tohoku Electric Power Co., Inc.           23,300    300,906       0.0%
    Tohoku Steel Co., Ltd.                     1,200     22,206       0.0%
    Tokai Carbon Co., Ltd.                    21,300    266,557       0.0%
    Tokai Corp.                                5,200    117,116       0.0%
    TOKAI Holdings Corp.                      45,700    462,935       0.0%
    Tokai Rika Co., Ltd.                      21,900    437,498       0.0%
    Tokai Tokyo Financial Holdings, Inc.      49,500    358,547       0.0%
#   Token Corp.                                4,000    380,921       0.0%
    Tokio Marine Holdings, Inc.               48,300  2,279,627       0.1%
    Tokio Marine Holdings, Inc. ADR            1,600     75,680       0.0%
    Tokushu Tokai Paper Co., Ltd.              3,200    125,126       0.0%
    Tokuyama Corp.                            34,800  1,036,531       0.1%
#*  Tokyo Base Co., Ltd.                       5,400     54,452       0.0%
    Tokyo Broadcasting System Holdings, Inc.   3,100     68,906       0.0%
    Tokyo Century Corp.                       13,300    827,980       0.1%
    Tokyo Dome Corp.                          36,200    351,965       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.   74,300    353,203       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Tokyo Electron Device, Ltd.                2,600 $   49,927       0.0%
    Tokyo Electron, Ltd.                       4,700    902,649       0.1%
    Tokyo Energy & Systems, Inc.               8,000     94,389       0.0%
    Tokyo Gas Co., Ltd.                       21,000    563,541       0.0%
    Tokyo Individualized Educational
      Institute, Inc.                          6,100     66,935       0.0%
#   Tokyo Keiki, Inc.                          6,600     71,409       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                 8,700    305,661       0.0%
    Tokyo Printing Ink Manufacturing Co.,
      Ltd.                                       500     17,500       0.0%
    Tokyo Rakutenchi Co., Ltd.                   700     35,105       0.0%
    Tokyo Rope Manufacturing Co., Ltd.         5,600    120,351       0.0%
    Tokyo Sangyo Co., Ltd.                     5,400     27,537       0.0%
    Tokyo Seimitsu Co., Ltd.                   8,600    326,640       0.0%
    Tokyo Steel Manufacturing Co., Ltd.       28,300    236,162       0.0%
    Tokyo Tatemono Co., Ltd.                  38,100    580,231       0.0%
#   Tokyo Tekko Co., Ltd.                        600      9,377       0.0%
    Tokyo Theatres Co., Inc.                   2,800     37,363       0.0%
    Tokyo TY Financial Group, Inc.            10,100    266,578       0.0%
    Tokyotokeiba Co., Ltd.                     4,300    164,796       0.0%
    Tokyu Construction Co., Ltd.              44,000    469,906       0.0%
    Tokyu Corp.                               25,000    419,657       0.0%
    Tokyu Fudosan Holdings Corp.             250,000  1,967,374       0.1%
    Tokyu Recreation Co., Ltd.                 5,000     45,341       0.0%
    Toli Corp.                                17,400     61,914       0.0%
    Tomato Bank, Ltd.                          1,900     26,497       0.0%
    Tomen Devices Corp.                          800     20,695       0.0%
    Tomoe Corp.                                9,200     50,653       0.0%
#   Tomoe Engineering Co., Ltd.                3,200     62,228       0.0%
    Tomoegawa Co., Ltd.                        8,000     21,763       0.0%
    Tomoku Co., Ltd.                           4,500     83,264       0.0%
    TOMONY Holdings, Inc.                     53,800    240,060       0.0%
    Tomy Co., Ltd.                            44,900    439,593       0.0%
    Tonami Holdings Co., Ltd.                  2,000    125,750       0.0%
    Topcon Corp.                              32,000    635,134       0.0%
    Toppan Forms Co., Ltd.                    17,200    192,127       0.0%
    Toppan Printing Co., Ltd.                 75,000    627,163       0.0%
    Topre Corp.                               15,700    492,738       0.0%
    Topy Industries, Ltd.                      6,000    177,711       0.0%
    Toray Industries, Inc.                   177,400  1,655,954       0.1%
    Torex Semiconductor, Ltd.                  2,000     26,371       0.0%
    Toridoll Holdings Corp.                    6,800    227,680       0.0%
    Torigoe Co., Ltd. (The)                    3,600     32,253       0.0%
    Torii Pharmaceutical Co., Ltd.             5,300    144,369       0.0%
#   Torikizoku Co., Ltd.                       1,700     44,222       0.0%
    Torishima Pump Manufacturing Co., Ltd.     6,300     59,020       0.0%
    Tosei Corp.                               14,200    174,064       0.0%
*   Toshiba Corp.                            163,000    436,854       0.0%
    Toshiba Machine Co., Ltd.                 28,000    185,472       0.0%
    Toshiba Plant Systems & Services Corp.     7,400    154,430       0.0%
    Toshiba TEC Corp.                         69,000    394,897       0.0%
    Tosho Co., Ltd.                            4,400    161,766       0.0%
#   Tosho Printing Co., Ltd.                   7,400     65,912       0.0%
    Tosoh Corp.                               76,000  1,344,313       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                             ------- ----------- ---------------
JAPAN -- (Continued)
#   Totech Corp.                               1,300 $    31,193       0.0%
    Totetsu Kogyo Co., Ltd.                    8,800     262,849       0.0%
    TOTO, Ltd.                                 8,599     487,385       0.0%
    Totoku Electric Co., Ltd.                  1,400      39,904       0.0%
    Tottori Bank, Ltd. (The)                   3,000      47,613       0.0%
    Toukei Computer Co., Ltd.                    500      14,243       0.0%
    Tow Co., Ltd.                              6,900      59,749       0.0%
    Towa Bank, Ltd. (The)                     11,800     157,433       0.0%
    Towa Corp.                                 8,500     104,403       0.0%
    Towa Pharmaceutical Co., Ltd.              3,600     229,066       0.0%
    Toyo Construction Co., Ltd.               29,900     142,993       0.0%
    Toyo Corp.                                 8,000      71,490       0.0%
    Toyo Denki Seizo K.K.                      3,000      50,460       0.0%
#*  Toyo Engineering Corp.                    11,400     118,603       0.0%
#   Toyo Gosei Co., Ltd.                       1,700      21,925       0.0%
    Toyo Ink SC Holdings Co., Ltd.            69,000     426,435       0.0%
    Toyo Kanetsu K.K.                          2,900      88,473       0.0%
    Toyo Kohan Co., Ltd.                      18,100     118,667       0.0%
    Toyo Logistics Co., Ltd.                   3,600      12,138       0.0%
    Toyo Machinery & Metal Co., Ltd.           6,400      46,629       0.0%
    Toyo Securities Co., Ltd.                 22,000      57,735       0.0%
    Toyo Seikan Group Holdings, Ltd.          36,200     569,540       0.0%
    Toyo Suisan Kaisha, Ltd.                   6,100     240,177       0.0%
    Toyo Tanso Co., Ltd.                       3,800     111,747       0.0%
    Toyo Tire & Rubber Co., Ltd.              51,000     868,132       0.1%
    Toyo Wharf & Warehouse Co., Ltd.           2,300      36,159       0.0%
    Toyobo Co., Ltd.                          31,300     609,707       0.0%
    Toyoda Gosei Co., Ltd.                    34,000     858,465       0.1%
    Toyota Boshoku Corp.                      23,100     484,938       0.0%
    Toyota Industries Corp.                   10,200     601,503       0.0%
    Toyota Motor Corp.                       222,288  14,575,945       0.5%
    Toyota Motor Corp. Sponsored ADR          10,100   1,322,898       0.1%
    Toyota Tsusho Corp.                       35,000   1,254,977       0.1%
    TPR Co., Ltd.                             11,300     342,326       0.0%
    Trancom Co., Ltd.                          4,500     340,732       0.0%
#   Transaction Co., Ltd.                      2,000      18,230       0.0%
    Transcosmos, Inc.                          6,100     168,348       0.0%
    Trend Micro, Inc.                          5,400     322,860       0.0%
    Tri Chemical Laboratories, Inc.            1,700      68,589       0.0%
    Trinity Industrial Corp.                   2,000      18,383       0.0%
    Trusco Nakayama Corp.                     12,400     325,544       0.0%
    Trust Tech, Inc.                           2,500      79,707       0.0%
    TS Tech Co., Ltd.                         18,100     732,318       0.0%
    TSI Holdings Co., Ltd.                    27,900     222,772       0.0%
    Tsubaki Nakashima Co., Ltd.                1,800      42,385       0.0%
    Tsubakimoto Chain Co.                     53,000     459,263       0.0%
    Tsubakimoto Kogyo Co., Ltd.                1,000      31,312       0.0%
#*  Tsudakoma Corp.                           14,000      30,719       0.0%
    Tsugami Corp.                             23,000     276,868       0.0%
    Tsukada Global Holdings, Inc.              5,900      34,814       0.0%
    Tsukishima Kikai Co., Ltd.                 8,500     119,481       0.0%
    Tsukuba Bank, Ltd.                        23,600      81,818       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
JAPAN -- (Continued)
    Tsukui Corp.                             21,800 $  172,079       0.0%
    Tsumura & Co.                            14,100    511,466       0.0%
    Tsuruha Holdings, Inc.                    2,000    287,080       0.0%
    Tsurumi Manufacturing Co., Ltd.           6,100    118,513       0.0%
    Tsutsumi Jewelry Co., Ltd.                2,700     50,711       0.0%
#   Tsuzuki Denki Co., Ltd.                   1,500     11,745       0.0%
    TV Asahi Holdings Corp.                   8,100    189,958       0.0%
    Tv Tokyo Holdings Corp.                   4,800    131,146       0.0%
#   TYK Corp.                                 8,500     33,310       0.0%
#*  U-Shin, Ltd.                              8,200     54,478       0.0%
#   UACJ Corp.                               12,300    320,548       0.0%
    Ube Industries, Ltd.                     45,900  1,398,306       0.1%
#   UKC Holdings Corp.                        4,400     92,706       0.0%
    Ulvac, Inc.                              11,000    588,436       0.0%
#   UMC Electronics Co., Ltd.                 2,600     69,997       0.0%
    Umenohana Co., Ltd.                         500     13,246       0.0%
    Unicharm Corp.                           13,800    387,971       0.0%
*   Uniden Holdings Corp.                    25,000     62,329       0.0%
    UNIMAT Retirement Community Co., Ltd.     2,000     29,040       0.0%
    Union Tool Co.                            1,900     66,459       0.0%
    Unipres Corp.                            18,600    437,951       0.0%
    United Arrows, Ltd.                       7,300    268,118       0.0%
    United Super Markets Holdings, Inc.      21,000    276,138       0.0%
*   Unitika, Ltd.                            17,200    113,084       0.0%
#   Universal Entertainment Corp.             4,100    194,761       0.0%
#   Unizo Holdings Co., Ltd.                  9,200    219,068       0.0%
#   Urbanet Corp. Co., Ltd.                   6,200     21,272       0.0%
    Ushio, Inc.                              38,800    546,941       0.0%
    USS Co., Ltd.                            12,000    252,004       0.0%
*   UT Group Co., Ltd.                        7,800    214,374       0.0%
    Utoc Corp.                                3,100     13,327       0.0%
    V Technology Co., Ltd.                    1,300    338,049       0.0%
#*  V-Cube, Inc.                              2,200     11,943       0.0%
    Valor Holdings Co., Ltd.                 15,300    426,886       0.0%
    ValueCommerce Co., Ltd.                   5,400     82,048       0.0%
    Vector, Inc.                              8,100    156,246       0.0%
    VeriServe Corp.                           1,100     31,425       0.0%
*   VIA Holdings, Inc.                        7,400     46,674       0.0%
    Village Vanguard Co., Ltd.                3,100     28,535       0.0%
*   Vision, Inc.                              1,200     34,716       0.0%
*   Visionary Holdings Co., Ltd.             36,500     30,178       0.0%
    Vital KSK Holdings, Inc.                 14,500    142,112       0.0%
    Vitec Holdings Co., Ltd.                  4,100     96,279       0.0%
    Voyage Group, Inc.                        4,500     48,126       0.0%
    VT Holdings Co., Ltd.                    45,400    206,550       0.0%
    Wacoal Holdings Corp.                    18,200    551,020       0.0%
    Wacom Co., Ltd.                          15,900     80,331       0.0%
    Wakachiku Construction Co., Ltd.          4,500     71,182       0.0%
    Wakita & Co., Ltd.                       14,600    154,263       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.       5,700    144,715       0.0%
    Watahan & Co., Ltd.                       2,900    102,365       0.0%
#   WATAMI Co., Ltd.                          5,500     74,614       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
JAPAN -- (Continued)
    Watts Co., Ltd.                           1,100 $   11,593       0.0%
    WDB Holdings Co., Ltd.                    2,700     85,265       0.0%
    Weathernews, Inc.                         1,500     47,359       0.0%
    Welcia Holdings Co., Ltd.                 4,600    236,236       0.0%
    West Holdings Corp.                       6,900     50,589       0.0%
    West Japan Railway Co.                    4,200    296,861       0.0%
    WIN-Partners Co., Ltd.                    5,300     70,982       0.0%
    WirelessGate, Inc.                        2,100     27,493       0.0%
    Wood One Co., Ltd.                        3,200     43,122       0.0%
    World Holdings Co., Ltd.                  2,100     75,998       0.0%
    Wowow, Inc.                               3,000     94,243       0.0%
    Xebio Holdings Co., Ltd.                  9,900    186,514       0.0%
#   YA-MAN, Ltd.                              7,400    160,974       0.0%
    YAC Holdings Co., Ltd.                    2,400     22,986       0.0%
    Yachiyo Industry Co., Ltd.                2,600     31,487       0.0%
#   Yagi & Co., Ltd.                          1,400     29,145       0.0%
    Yahagi Construction Co., Ltd.             8,500     64,715       0.0%
#   Yahoo Japan Corp.                        38,000    156,168       0.0%
    Yaizu Suisankagaku Industry Co., Ltd.     1,500     17,297       0.0%
    Yakult Honsha Co., Ltd.                   1,500    106,862       0.0%
    Yakuodo Co., Ltd.                         3,300    114,244       0.0%
    YAMABIKO Corp.                           14,000    199,972       0.0%
    YAMADA Consulting Group Co., Ltd.         4,000    113,020       0.0%
#   Yamada Denki Co., Ltd.                   74,188    388,039       0.0%
    Yamagata Bank, Ltd. (The)                10,100    222,800       0.0%
    Yamaguchi Financial Group, Inc.          48,000    599,594       0.0%
    Yamaha Corp.                              8,700    419,800       0.0%
    Yamaha Motor Co., Ltd.                   39,500  1,262,989       0.1%
#   Yamaichi Electronics Co., Ltd.           10,400    186,252       0.0%
    Yamanashi Chuo Bank, Ltd. (The)          53,000    234,157       0.0%
    Yamashina Corp.                          25,000     25,684       0.0%
    Yamatane Corp.                            3,200     57,080       0.0%
    Yamato Corp.                              4,600     31,248       0.0%
    Yamato Holdings Co., Ltd.                16,800    431,933       0.0%
    Yamato Kogyo Co., Ltd.                   14,600    430,389       0.0%
    Yamaura Corp.                             2,400     19,690       0.0%
    Yamaya Corp.                              1,800     60,866       0.0%
    Yamazaki Baking Co., Ltd.                49,000  1,072,969       0.1%
    Yamazawa Co., Ltd.                        1,300     21,214       0.0%
    Yamazen Corp.                            15,500    156,662       0.0%
    Yaoko Co., Ltd.                           8,800    488,053       0.0%
    Yashima Denki Co., Ltd.                   3,000     25,513       0.0%
#   Yaskawa Electric Corp.                   27,200  1,104,252       0.1%
    Yasuda Logistics Corp.                    4,200     38,239       0.0%
#   Yasunaga Corp.                            4,500     96,339       0.0%
    Yellow Hat, Ltd.                          4,200    124,571       0.0%
    Yodogawa Steel Works, Ltd.                7,500    214,014       0.0%
    Yokogawa Bridge Holdings Corp.           11,700    254,786       0.0%
    Yokogawa Electric Corp.                  41,800    920,423       0.1%
    Yokohama Reito Co., Ltd.                 14,000    141,887       0.0%
    Yokohama Rubber Co., Ltd. (The)          46,000  1,083,120       0.1%
    Yokowo Co., Ltd.                          6,300    132,383       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                             --------- ------------ ---------------
JAPAN -- (Continued)
    Yomeishu Seizo Co., Ltd.                     2,100 $     47,169       0.0%
    Yomiuri Land Co., Ltd.                       1,699       73,862       0.0%
#   Yondenko Corp.                               1,200       29,210       0.0%
#   Yondoshi Holdings, Inc.                      4,600      113,292       0.0%
    Yorozu Corp.                                 8,100      139,472       0.0%
    Yoshinoya Holdings Co., Ltd.                 7,000      129,950       0.0%
    Yossix Co., Ltd.                               700       21,059       0.0%
#   Yotai Refractories Co., Ltd.                 5,800       40,298       0.0%
    Yuasa Trading Co., Ltd.                      6,300      201,367       0.0%
    Yuken Kogyo Co., Ltd.                        1,100       30,288       0.0%
#   Yume No Machi Souzou Iinkai Co., Ltd.        6,100      105,608       0.0%
    Yumeshin Holdings Co., Ltd.                 12,600      135,834       0.0%
    Yurtec Corp.                                15,000      131,125       0.0%
    Yushiro Chemical Industry Co., Ltd.          3,700       61,270       0.0%
    Zaoh Co., Ltd.                               1,100       17,121       0.0%
    Zenitaka Corp. (The)                         1,000       49,701       0.0%
    Zenkoku Hosho Co., Ltd.                      6,200      255,858       0.0%
    Zenrin Co., Ltd.                            10,200      205,229       0.0%
    Zensho Holdings Co., Ltd.                   16,000      372,384       0.0%
    Zeon Corp.                                  59,000      761,943       0.0%
*   ZIGExN Co., Ltd.                            15,800      126,188       0.0%
#   Zojirushi Corp.                             12,300      164,784       0.0%
#   Zuiko Corp.                                  1,100       37,894       0.0%
    Zuken, Inc.                                  3,700       51,250       0.0%
                                                       ------------      ----
TOTAL JAPAN                                             582,088,464      17.9%
                                                       ------------      ----
MALAYSIA -- (0.6%)
#   7-Eleven Malaysia Holdings Bhd Class B      95,000       36,796       0.0%
    Aeon Co. M Bhd                             180,200       92,714       0.0%
    Aeon Credit Service M Bhd                   35,949      119,609       0.0%
    Affin Bank Bhd                              97,400       62,333       0.0%
    AirAsia Group Bhd                          683,700      667,918       0.1%
#*  AirAsia X Bhd                              882,200       85,833       0.0%
    Ajinomoto Malaysia Bhd                       8,000       44,738       0.0%
    Alliance Bank Malaysia Bhd                 401,200      442,917       0.1%
    AMMB Holdings Bhd                          348,200      343,902       0.0%
    Ann Joo Resources Bhd                       70,900       53,152       0.0%
    Astro Malaysia Holdings Bhd                138,200       66,929       0.0%
    Axiata Group Bhd                           329,455      442,052       0.0%
    Batu Kawan Bhd                               2,600       12,181       0.0%
#*  Berjaya Assets BHD                         176,800       20,595       0.0%
*   Berjaya Corp. Bhd                        1,139,136       83,787       0.0%
#   Berjaya Food Bhd                            35,000       15,312       0.0%
    Berjaya Sports Toto Bhd                    346,206      185,077       0.0%
*   Bermaz Auto Bhd                            190,800      107,713       0.0%
    BIMB Holdings Bhd                          114,900      122,032       0.0%
    Boustead Holdings Bhd                      152,600       99,717       0.0%
    Boustead Plantations Bhd                   196,420       62,436       0.0%
    British American Tobacco Malaysia Bhd       20,000      124,704       0.0%
*   Bumi Armada Bhd                            810,800      172,824       0.0%
#   Bursa Malaysia Bhd                         163,650      300,242       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
MALAYSIA -- (Continued)
    CAB Cakaran Corp. Bhd                    180,900 $   38,912       0.0%
    Cahya Mata Sarawak Bhd                   136,600    140,372       0.0%
    Carlsberg Brewery Malaysia Bhd            40,300    203,095       0.0%
#   CB Industrial Product Holding Bhd         88,300     33,028       0.0%
    CCM Duopharma Biotech Bhd                 22,123     16,252       0.0%
    Century Logistics Holdings Bhd Class B    80,400     14,998       0.0%
    CIMB Group Holdings Bhd                  337,746    615,527       0.1%
    Coastal Contracts Bhd                     22,700      6,785       0.0%
    Cypark Resources Bhd                      35,200     22,078       0.0%
    D&O Green Technologies Bhd               241,100     38,446       0.0%
    Dagang NeXchange Bhd                     236,200     23,758       0.0%
#   Datasonic Group Bhd                      113,400     26,079       0.0%
*   Dayang Enterprise Holdings Bhd            39,800      7,860       0.0%
*   Destinii Bhd                             262,000     29,142       0.0%
    Dialog Group BHD                         131,400    102,680       0.0%
    DiGi.Com Bhd                             117,900    138,387       0.0%
#   DRB-Hicom Bhd                            270,000    147,823       0.0%
    Dutch Lady Milk Industries BHD             3,800     65,396       0.0%
#   Eastern & Oriental Bhd                   209,050     74,376       0.0%
*   Eco World Development Group Bhd          443,900    129,648       0.0%
#   Econpile Holldings Bhd                   147,600     38,464       0.0%
#   Ekovest Bhd                              333,800     69,300       0.0%
    Evergreen Fibreboard Bhd                  78,450      8,469       0.0%
#   Felda Global Ventures Holdings Bhd       800,200    346,312       0.0%
    Fraser & Neave Holdings Bhd                3,400     31,146       0.0%
    Gabungan AQRS Bhd                         50,500     21,541       0.0%
    Gadang Holdings Bhd                      148,150     30,582       0.0%
#   Gamuda Bhd                               283,300    369,922       0.0%
    Gas Malaysia Bhd                          64,000     46,832       0.0%
    Genting Bhd                              471,600  1,071,000       0.1%
    Genting Malaysia Bhd                     208,700    271,722       0.0%
    Genting Plantations Bhd                   26,200     66,126       0.0%
#   George Kent Malaysia BHD                  85,550     85,370       0.0%
#   Globetronics Technology Bhd               52,700     57,668       0.0%
*   Green Packet Bhd                         174,400     14,572       0.0%
    Hai-O Enterprise Bhd                      49,800     62,820       0.0%
#   HAP Seng Consolidated Bhd                 63,700    158,499       0.0%
    Hartalega Holdings Bhd                   128,000    190,502       0.0%
    Heineken Malaysia Bhd                     36,100    187,681       0.0%
    Hengyuan Refining Co. Bhd                 48,500     92,674       0.0%
#   HeveaBoard Bhd                           130,500     25,774       0.0%
*   Hiap Teck Venture Bhd                    299,100     28,588       0.0%
#*  Hibiscus Petroleum Bhd                   507,500     96,925       0.0%
    Hong Leong Bank Bhd                       39,980    192,749       0.0%
    Hong Leong Financial Group Bhd            42,578    210,198       0.0%
    Hong Leong Industries Bhd                 19,300     52,900       0.0%
    HSS Engineers Bhd                         70,500     25,521       0.0%
    IHH Healthcare Bhd                        34,000     52,528       0.0%
    IJM Corp. Bhd                            520,700    394,193       0.0%
    Inari Amertron Bhd                       651,525    282,203       0.0%
    Insas Bhd                                185,000     35,840       0.0%
    IOI Corp. Bhd                            168,900    205,198       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
MALAYSIA -- (Continued)
    IOI Properties Group Bhd                 379,625 $150,753       0.0%
*   Iris Corp. Bhd                           499,300   20,692       0.0%
*   Iskandar Waterfront City Bhd             133,400   24,361       0.0%
*   JAKS Resources Bhd                        59,200   21,387       0.0%
    Jaya Tiasa Holdings Bhd                  117,200   23,460       0.0%
    JCY International Bhd                    290,600   22,502       0.0%
#   Karex Bhd                                 48,450    9,428       0.0%
    Kerjaya Prospek Group Bhd                104,940   40,867       0.0%
    Kesm Industries Bhd                        7,900   31,534       0.0%
#*  KNM Group Bhd                            580,320   30,204       0.0%
#   Kossan Rubber Industries                  83,900  142,420       0.0%
    KPJ Healthcare Bhd                       463,600  109,404       0.0%
#*  KSL Holdings Bhd                         135,319   32,673       0.0%
    Kuala Lumpur Kepong Bhd                   22,100  143,227       0.0%
#*  Lafarge Malayan Bhd                       55,000   58,951       0.0%
    Land & General Bhd                       399,300   17,177       0.0%
    LBS Bina Group Bhd                       202,180   49,399       0.0%
    Lii Hen Indsustries Bhd                   74,300   48,757       0.0%
    Lingkaran Trans Kota Holdings Bhd         42,500   58,919       0.0%
*   Lion Industries Corp. Bhd                 95,700   22,818       0.0%
    LPI Capital Bhd                           40,440  169,211       0.0%
    Magni-Tech Industries Bhd                 62,700   71,691       0.0%
    Magnum Bhd                               239,200  108,958       0.0%
    Mah Sing Group Bhd                       450,875  116,819       0.0%
    Malakoff Corp. Bhd                       230,500   52,875       0.0%
    Malayan Banking Bhd                      173,854  476,615       0.1%
    Malayan Flour Mills Bhd                  121,400   47,326       0.0%
*   Malayan United Industries Bhd            233,900   10,030       0.0%
    Malaysia Airports Holdings Bhd           136,800  313,407       0.0%
    Malaysia Building Society Bhd            473,333  138,160       0.0%
    Malaysia Marine and Heavy Engineering
      Holdings Bhd                            61,800   12,421       0.0%
    Malaysian Pacific Industries Bhd          32,900   65,020       0.0%
    Malaysian Resources Corp. Bhd            467,100  121,345       0.0%
#   Malton Bhd                                92,900   19,032       0.0%
    Matrix Concepts Holdings Bhd             158,966   81,564       0.0%
    Maxis Bhd                                 62,600   92,711       0.0%
    MBM Resources Bhd                         26,700   16,259       0.0%
    Media Prima Bhd                          204,800   16,501       0.0%
    Mega First Corp. Bhd                      61,400   51,532       0.0%
    MISC Bhd                                 151,500  275,094       0.0%
    Mitrajaya Holdings Bhd                   128,048   19,307       0.0%
    MKH Bhd                                  100,700   35,250       0.0%
    MMC Corp. Bhd                            137,400   50,052       0.0%
*   MNRB Holdings Bhd                         33,400   20,762       0.0%
#*  Mudajaya Group Bhd                        55,800    9,360       0.0%
    Muhibbah Engineering M Bhd               111,200   83,520       0.0%
*   Mulpha International Bhd                  39,460   20,493       0.0%
    My EG Services Bhd                       225,900  149,792       0.0%
    Nestle Malaysia Bhd                        1,200   42,153       0.0%
    NTPM Holdings Bhd                        104,000   14,384       0.0%
    OCK Group Bhd                            171,300   34,868       0.0%
    Oriental Holdings Bhd                     56,500   90,208       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE++  OF NET ASSETS**
                                             --------- -------- ---------------
MALAYSIA -- (Continued)
#   OSK Holdings Bhd                           270,450 $ 68,591       0.0%
    Padini Holdings Bhd                        116,700  126,111       0.0%
*   Parkson Holdings Bhd                        70,119    7,095       0.0%
*   Pentamaster Corp., Bhd                      29,600   14,207       0.0%
*   Perdana Petroleum Bhd                       12,093      714       0.0%
#*  PESTECH International Bhd                  154,500   61,837       0.0%
#   Petron Malaysia Refining & Marketing Bhd    31,700   62,297       0.0%
#   Petronas Chemicals Group Bhd               109,100  234,389       0.0%
    Petronas Dagangan BHD                       13,400   91,984       0.0%
    Petronas Gas Bhd                            21,900   99,088       0.0%
    Pie Industrial BHD                          20,300    7,137       0.0%
#   POS Malaysia BHD                            68,000   63,667       0.0%
    PPB Group Bhd                               50,700  248,082       0.0%
#   Press Metal Aluminium Holdings Bhd         361,200  440,682       0.0%
    Protasco Bhd                                85,895   17,098       0.0%
    Public Bank Bhd                            115,500  698,887       0.1%
    QL Resources Bhd                           155,350  203,202       0.0%
    RGB International Bhd                      284,600   17,239       0.0%
    RHB Bank Bhd                               124,057  166,808       0.0%
    Sam Engineering & Equipment M Bhd           10,100   17,677       0.0%
#   Sapura Energy Bhd                        1,734,600  279,254       0.0%
    Sarawak Oil Palms Bhd                       91,800   84,034       0.0%
    SCGM Bhd                                    20,700    7,858       0.0%
    Scientex Bhd                                71,800  139,121       0.0%
    Shangri-La Hotels Malaysia Bhd              17,500   26,155       0.0%
    Sime Darby Bhd                              98,670   66,822       0.0%
    Sime Darby Plantation Bhd                   98,670  139,871       0.0%
    Sime Darby Property Bhd                     98,670   37,385       0.0%
*   Sino Hua-An International Bhd              142,900   13,014       0.0%
    SKP Resources Bhd                          201,600   75,911       0.0%
    SP Setia Bhd Group                          98,562   79,806       0.0%
#   Star Media Group Bhd                        62,900   17,552       0.0%
*   Sumatec Resources Bhd                      822,800   13,674       0.0%
*   Sunsuria Bhd                                44,400   11,920       0.0%
    Sunway Bhd                                 370,703  142,187       0.0%
#   Sunway Construction Group Bhd               94,890   54,211       0.0%
    Supermax Corp. Bhd                         141,600  103,320       0.0%
    Syarikat Takaful Malaysia Bhd              110,800   97,828       0.0%
#   Ta Ann Holdings Bhd                         82,080   65,472       0.0%
    TA Enterprise Bhd                          293,000   41,291       0.0%
    TA Global Bhd                              228,100   16,234       0.0%
    Taliworks Corp. Bhd                         41,200    8,585       0.0%
    TDM Bhd                                    268,620   23,126       0.0%
#   Telekom Malaysia Bhd                        56,000   75,325       0.0%
    Tenaga Nasional Bhd                         81,700  328,979       0.0%
    Thong Guan Industries Bhd                   14,600    9,116       0.0%
    Time dotCom Bhd                             36,300   74,212       0.0%
    Tiong NAM Logistics Holdings                56,304   15,594       0.0%
    Top Glove Corp. Bhd                        124,800  301,273       0.0%
    Tropicana Corp. Bhd                         93,378   20,901       0.0%
    Tune Protect Group Bhd                     191,000   34,844       0.0%
    UEM Edgenta Bhd                             74,800   45,814       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
MALAYSIA -- (Continued)
*   UEM Sunrise Bhd                         526,400 $   123,297       0.0%
*   UMW Holdings Bhd                        157,500     244,527       0.0%
*   UMW Oil & Gas Corp. Bhd               1,515,873     103,137       0.0%
#   Unisem M Bhd                            254,900     116,512       0.0%
    UOA Development Bhd                     183,100     113,122       0.0%
    ViTrox Corp. Bhd                         30,600      40,131       0.0%
#   VS Industry Bhd                         355,300     202,255       0.0%
*   Wah Seong Corp. Bhd                      46,800      16,821       0.0%
*   WCT Holdings Bhd                        265,050      82,697       0.0%
    Wellcall Holdings Bhd                    53,700      18,073       0.0%
    Westports Holdings Bhd                  135,300     114,311       0.0%
    Yinson Holdings BHD                     155,600     156,428       0.0%
*   YNH Property Bhd                         60,093      20,982       0.0%
    YTL Corp. Bhd                         1,281,426     470,978       0.1%
#   YTL Power International Bhd             234,906      54,854       0.0%
                                                    -----------       ---
TOTAL MALAYSIA                                       21,325,233       0.7%
                                                    -----------       ---
MEXICO -- (0.7%)
    Alfa S.A.B. de C.V. Class A           1,017,264   1,303,261       0.1%
    Alpek S.A.B. de C.V.                    194,769     278,270       0.0%
#   Alsea S.A.B. de C.V.                    158,827     589,634       0.0%
    America Movil S.A.B. de C.V. Series L   810,955     750,160       0.0%
    America Movil S.A.B. de C.V. Series
      L ADR                                  26,000     480,740       0.0%
    Arca Continental S.A.B. de C.V.          65,518     451,499       0.0%
*   Axtel S.A.B. de C.V.                    420,313      95,290       0.0%
    Banco Santander Mexico SA
      Institucion de Banca Multiple
      Grupo Financiero Santand ADR            5,600      41,048       0.0%
    Banco Santander Mexico SA
      Institucion de Banca Multiple
      Grupo Financiero Santand Class B      195,648     289,465       0.0%
    Bolsa Mexicana de Valores S.A.B. de
      C.V.                                   78,342     151,305       0.0%
*   Cemex S.A.B. de C.V.                  1,559,320     973,009       0.1%
*   Cemex S.A.B. de C.V. Sponsored ADR       40,226     249,806       0.0%
    Coca-Cola Femsa S.A.B. de C.V.
      Series L                               28,752     186,483       0.0%
    Coca-Cola Femsa S.A.B. de C.V.
      Sponsored ADR                             800      52,512       0.0%
    Consorcio ARA S.A.B. de C.V. Series *   237,191      89,412       0.0%
#*  Controladora Vuela Cia de Aviacion
      S.A.B. de C.V. ADR                      4,146      25,871       0.0%
#*  Controladora Vuela Cia de Aviacion
      S.A.B. de C.V. Class A                107,898      67,501       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de
      C.V.                                  124,774     179,134       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER     84,592     123,210       0.0%
#   El Puerto de Liverpool S.A.B. de C.V.    19,894     132,084       0.0%
#*  Elementia S.A.B. de C.V.                 21,051      18,798       0.0%
#*  Empresas ICA S.A.B. de C.V.              42,400         318       0.0%
    Fomento Economico Mexicano S.A.B. de
      C.V.                                  135,768   1,313,611       0.1%
*   Genomma Lab Internacional S.A.B. de
      C.V. Class B                          418,247     405,454       0.0%
#   Gentera S.A.B. de C.V.                  444,917     353,991       0.0%
    Gruma S.A.B. de C.V. Class B             64,299     786,218       0.0%
*   Grupo Aeromexico S.A.B. de C.V.          83,368     116,257       0.0%
    Grupo Aeroportuario del Centro Norte
      S.A.B. de C.V.                         71,923     379,381       0.0%
    Grupo Aeroportuario del Pacifico
      S.A.B. de C.V. ADR                      1,600     166,672       0.0%
#   Grupo Aeroportuario del Pacifico
      S.A.B. de C.V. Class B                 53,172     552,360       0.0%
#   Grupo Aeroportuario del Sureste
      S.A.B. de C.V. ADR                        500      89,900       0.0%
    Grupo Aeroportuario del Sureste
      S.A.B. de C.V. Class B                 18,655     334,666       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
MEXICO -- (Continued)
#   Grupo Bimbo S.A.B. de C.V. Series A    120,617 $   280,226       0.0%
    Grupo Carso S.A.B. de C.V. Series A1    68,490     248,002       0.0%
    Grupo Cementos de Chihuahua S.A.B. de
      C.V.                                  18,759     109,332       0.0%
    Grupo Comercial Chedraui S.A. de C.V.  106,789     224,689       0.0%
#   Grupo Elektra S.A.B. de C.V.            12,142     332,005       0.0%
*   Grupo Famsa S.A.B. de C.V. Class A      60,103      39,368       0.0%
#   Grupo Financiero Banorte S.A.B. de
      C.V.                                 131,291     821,076       0.0%
    Grupo Financiero Inbursa S.A.B. de
      C.V.                                 270,413     450,109       0.0%
    Grupo Financiero Interacciones SA de
      C.V. Class O                          39,596     193,745       0.0%
    Grupo Herdez S.A.B. de C.V. Series *   102,124     244,688       0.0%
*   Grupo Hotelero Santa Fe S.A.B. de C.V.  49,584      28,475       0.0%
    Grupo Industrial Saltillo S.A.B. de
      C.V.                                   7,630      11,570       0.0%
#   Grupo Lala S.A.B. de C.V.               82,509     105,353       0.0%
    Grupo Mexico S.A.B. de C.V. Series B   487,215   1,613,104       0.1%
    Grupo Rotoplas S.A.B. de C.V.           42,322      64,585       0.0%
    Grupo Sanborns S.A.B. de C.V.           66,549      68,819       0.0%
*   Grupo Simec S.A.B. de C.V. Series B     29,596      96,279       0.0%
    Grupo Televisa S.A.B. Series CPO       249,610     895,428       0.1%
    Grupo Televisa S.A.B. Sponsored ADR     14,900     267,008       0.0%
#*  Hoteles City Express S.A.B. de C.V.     99,087     140,402       0.0%
*   Impulsora del Desarrollo y El Empleo
      en America Latina S.A.B. de C.V.      18,300      32,574       0.0%
    Industrias Bachoco S.A.B. de C.V.
      Series B                              59,438     304,912       0.0%
    Industrias Bachoco S.A.B. de C.V.
      Sponsored ADR                            200      12,356       0.0%
*   Industrias CH S.A.B. de C.V. Series B   69,874     348,173       0.0%
    Industrias Penoles S.A.B. de C.V.       48,407   1,017,186       0.1%
    Infraestructura Energetica Nova
      S.A.B. de C.V.                        47,449     209,083       0.0%
#   Kimberly-Clark de Mexico S.A.B. de
      C.V. Class A                         195,300     353,903       0.0%
*   La Comer S.A.B. de C.V.                143,111     148,528       0.0%
    Megacable Holdings S.A.B. de C.V.      131,091     602,322       0.0%
    Mexichem S.A.B. de C.V. Series *       294,873     921,574       0.1%
*   Minera Frisco S.A.B. de C.V.           129,447      70,877       0.0%
    Nemak S.A.B. de C.V.                   202,242     151,827       0.0%
    OHL Mexico S.A.B. de C.V.                5,854       8,702       0.0%
    Organizacion Cultiba S.A.B. de C.V.      8,710       6,800       0.0%
*   Organizacion Soriana S.A.B. de C.V.
      Class B                               50,685      93,662       0.0%
    Promotora y Operadora de
      Infraestructura S.A.B. de
      C.V.(BP85573)                          1,940      13,453       0.0%
    Promotora y Operadora de
      Infraestructura S.A.B. de
      C.V.(2393388)                         46,487     476,477       0.0%
    Qualitas Controladora S.A.B. de C.V.    54,504     152,420       0.0%
    Rassini S.A.B. de C.V.                  22,358      94,025       0.0%
    Rassini S.A.B. De C.V. Class A          13,987      29,175       0.0%
#   Regional S.A.B. de C.V.                100,701     640,970       0.0%
#*  Telesites S.A.B. de C.V.               121,080      93,940       0.0%
    TV Azteca S.A.B. de C.V.               607,531      94,855       0.0%
    Unifin Financiera S.A.B. de C.V.
      SOFOM ENR                             43,848     157,085       0.0%
    Vitro S.A.B. de C.V. Series A           18,418      58,843       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.      186,983     519,896       0.0%
                                                   -----------       ---
TOTAL MEXICO                                        23,875,201       0.7%
                                                   -----------       ---
NETHERLANDS -- (1.9%)
    Aalberts Industries NV                  45,052   2,218,221       0.1%
    ABN AMRO Group NV                       38,486   1,193,498       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
NETHERLANDS -- (Continued)
    Accell Group                             7,964 $  186,189       0.0%
    Aegon NV(5927375)                      246,114  1,803,717       0.1%
#   Aegon NV(007924103)                      3,374     24,495       0.0%
    Akzo Nobel NV                           47,175  4,272,088       0.1%
#*  Altice NV Class A                       16,720    160,027       0.0%
*   Altice NV Class B                        4,940     47,139       0.0%
    AMG Advanced Metallurgical Group NV     16,859    787,754       0.0%
    Amsterdam Commodities NV                 8,642    230,710       0.0%
    APERAM SA                               18,155    884,592       0.0%
#   Arcadis NV                              20,480    402,744       0.0%
*   ArcelorMittal(BD4H9V1)                  10,693    361,862       0.0%
*   ArcelorMittal(BYPBS67)                 102,163  3,462,677       0.1%
#   ASM International NV                    13,440    806,931       0.0%
#   ASML Holding NV(B929F46)                 1,499    285,385       0.0%
#   ASML Holding NV(B908F01)                14,852  2,798,859       0.1%
    ASR Nederland NV                           271     12,781       0.0%
*   Basic-Fit NV                             5,158    154,989       0.0%
#   BE Semiconductor Industries NV          18,257  1,261,799       0.1%
#   Beter Bed Holding NV                     7,231     72,641       0.0%
#   BinckBank NV                            24,937    145,117       0.0%
#   Boskalis Westminster                    33,882  1,003,729       0.0%
    Brunel International NV                  5,294     95,030       0.0%
    Coca-Cola European Partners P.L.C.      22,187    875,744       0.0%
    Corbion NV                              32,045  1,025,935       0.0%
#   Flow Traders                             7,993    309,873       0.0%
    ForFarmers NV                           10,974    153,951       0.0%
#*  Fugro NV                                21,563    341,001       0.0%
    Gemalto NV(B011JK4)                        691     41,622       0.0%
    Gemalto NV(B9MS8P5)                     15,142    911,890       0.0%
    GrandVision NV                           5,541    136,229       0.0%
*   Heijmans NV                              6,926     82,259       0.0%
    Heineken NV                             15,493  1,631,031       0.1%
    Hunter Douglas NV                        2,002    152,709       0.0%
    IMCD NV                                 10,389    639,268       0.0%
    ING Groep NV                           219,511  3,698,872       0.1%
    ING Groep NV Sponsored ADR              38,057    638,977       0.0%
    Intertrust NV                            2,190     43,628       0.0%
    KAS Bank NV                              6,041     72,802       0.0%
    Kendrion NV                              6,081    245,431       0.0%
    Koninklijke Ahold Delhaize NV          170,719  4,118,500       0.1%
    Koninklijke Ahold Delhaize NV
      Sponsored ADR                            877     21,039       0.0%
#   Koninklijke BAM Groep NV                86,194    410,534       0.0%
    Koninklijke DSM NV                      29,961  3,096,552       0.1%
    Koninklijke KPN NV                     416,493  1,296,223       0.1%
    Koninklijke Philips NV(5986622)         64,873  2,745,828       0.1%
    Koninklijke Philips NV(2614313)         48,228  2,036,186       0.1%
#   Koninklijke Vopak NV                    29,677  1,463,526       0.1%
*   Lucas Bols NV                              799     16,991       0.0%
    Nederland Apparatenfabriek               1,475     89,710       0.0%
    NN Group NV                             43,756  2,096,993       0.1%
#*  OCI NV                                  14,303    339,432       0.0%
    Ordina NV                               27,098     61,212       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
NETHERLANDS -- (Continued)
#   Philips Lighting NV                      21,302 $   647,833       0.0%
#   PostNL NV                               135,080     524,375       0.0%
    Randstad NV                              35,295   2,271,703       0.1%
    RELX NV                                  48,598   1,034,026       0.0%
    RELX NV Sponsored ADR                     3,667      77,988       0.0%
    SBM Offshore NV                          53,675     900,625       0.0%
    Sligro Food Group NV                      8,955     463,847       0.0%
    TKH Group NV                             17,474   1,104,596       0.1%
*   TomTom NV                                34,886     344,237       0.0%
#   Unilever NV(2416542)                     43,124   2,463,243       0.1%
    Unilever NV(B12T3J1)                     14,586     836,194       0.0%
    Van Lanschot Kempen NV                    4,328     133,693       0.0%
    Wessanen                                 37,597     758,549       0.0%
    Wolters Kluwer NV                        37,368   2,021,975       0.1%
                                                    -----------       ---
TOTAL NETHERLANDS                                    65,049,806       2.0%
                                                    -----------       ---
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                       106,585     905,822       0.1%
    Air New Zealand, Ltd.                   290,257     666,012       0.0%
    Auckland International Airport, Ltd.     55,129     246,685       0.0%
#   CBL Corp., Ltd.                           5,391      12,024       0.0%
    Chorus, Ltd.                            138,390     392,642       0.0%
    Contact Energy, Ltd.                     95,412     360,069       0.0%
    EBOS Group, Ltd.                         23,370     291,969       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.   80,671     721,492       0.1%
    Fletcher Building, Ltd.(6341606)        152,823     676,857       0.0%
    Fletcher Building, Ltd.(6341617)          2,494      10,952       0.0%
#   Fonterra Co-operative Group, Ltd.        21,119      85,034       0.0%
    Freightways, Ltd.                        37,106     195,139       0.0%
    Genesis Energy, Ltd.                    106,360     168,159       0.0%
#   Gentrack Group, Ltd.                     10,362      51,045       0.0%
    Hallenstein Glasson Holdings, Ltd.       15,620      50,155       0.0%
    Heartland Bank, Ltd.                    110,404     138,970       0.0%
    Infratil, Ltd.                          115,654     259,273       0.0%
    Kathmandu Holdings, Ltd.                 32,974      60,748       0.0%
    Mainfreight, Ltd.                        25,513     443,542       0.0%
    Mercury NZ, Ltd.                         54,040     120,934       0.0%
    Meridian Energy, Ltd.                    55,750     115,162       0.0%
    Metlifecare, Ltd.                        52,372     212,668       0.0%
    Metro Performance Glass, Ltd.            22,279      13,581       0.0%
    New Zealand Refining Co., Ltd. (The)     56,509      93,394       0.0%
    NZME, Ltd.                               54,459      31,959       0.0%
    NZX, Ltd.                                50,484      38,330       0.0%
#   Port of Tauranga, Ltd.                   43,709     150,022       0.0%
#   Restaurant Brands New Zealand, Ltd.      42,216     212,908       0.0%
    Ryman Healthcare, Ltd.                   44,907     334,241       0.0%
    Sanford, Ltd.                             2,704      14,381       0.0%
    Scales Corp., Ltd.                       22,288      69,377       0.0%
    Skellerup Holdings, Ltd.                 38,146      47,938       0.0%
    SKY Network Television, Ltd.            117,242     187,392       0.0%
    SKYCITY Entertainment Group, Ltd.       230,107     653,824       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
NEW ZEALAND -- (Continued)
    Spark New Zealand, Ltd.                295,490 $   717,577       0.1%
    Steel & Tube Holdings, Ltd.             27,815      39,093       0.0%
    Summerset Group Holdings, Ltd.          95,356     461,628       0.0%
#*  Synlait Milk, Ltd.                       9,220      64,716       0.0%
    Tilt Renewables, Ltd.                    1,960       2,658       0.0%
#   Tourism Holdings, Ltd.                  64,447     275,134       0.0%
*   Tower, Ltd.                             33,200      18,414       0.0%
    Trade Me Group, Ltd.                   107,207     349,700       0.0%
#   Trustpower, Ltd.                        10,678      42,572       0.0%
    Turners Automotive Group, Ltd.           5,881      12,322       0.0%
    Vector, Ltd.                            29,600      66,648       0.0%
    Warehouse Group, Ltd. (The)              9,300      13,199       0.0%
    Z Energy, Ltd.                          97,604     496,791       0.0%
                                                   -----------       ---
TOTAL NEW ZEALAND                                   10,593,152       0.3%
                                                   -----------       ---
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA         166,954     131,533       0.0%
#   AF Gruppen ASA                             584       9,454       0.0%
*   Akastor ASA                             54,512     108,202       0.0%
    Aker ASA Class A                         8,644     540,245       0.0%
    Aker BP ASA                             31,110   1,020,394       0.1%
*   Aker Solutions ASA                      40,684     275,410       0.0%
    American Shipping Co. ASA               15,007      51,321       0.0%
*   Archer, Ltd.                            18,467      21,501       0.0%
    Atea ASA                                27,341     405,829       0.0%
    Austevoll Seafood ASA                   40,040     481,892       0.0%
#*  Avance Gas Holding, Ltd.                16,815      42,349       0.0%
#*  Axactor AB                             230,406      80,914       0.0%
    Bakkafrost P/F                          12,327     707,289       0.1%
    Bonheur ASA                              7,121      84,917       0.0%
    Borregaard ASA                          32,263     342,040       0.0%
#*  BW LPG, Ltd.                            29,406     102,037       0.0%
*   BW Offshore, Ltd.                       33,217     180,944       0.0%
    DNB ASA                                 70,952   1,326,897       0.1%
*   DNO ASA                                302,562     560,279       0.0%
*   DOF ASA                                433,624      47,779       0.0%
    Ekornes ASA                              9,327     129,725       0.0%
    Entra ASA                               10,642     145,949       0.0%
#*  Fred Olsen Energy ASA                   13,177      19,933       0.0%
#   Frontline, Ltd.                         25,328     109,092       0.0%
    Gjensidige Forsikring ASA               15,951     252,477       0.0%
    Grieg Seafood ASA                       28,402     304,424       0.0%
    Hexagon Composites ASA                  27,877      72,794       0.0%
    Hoegh LNG Holdings, Ltd.                 4,283      24,883       0.0%
*   Kongsberg Automotive ASA               161,629     188,965       0.0%
    Kongsberg Gruppen ASA                    5,300     129,753       0.0%
*   Kvaerner ASA                            55,434     116,653       0.0%
    Leroy Seafood Group ASA                 68,248     500,620       0.0%
    Marine Harvest ASA                      40,861     889,457       0.1%
#*  NEL ASA                                 60,024      20,670       0.0%
#*  Nordic Nanovector ASA                    2,020      12,510       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------- ----------- ---------------
NORWAY -- (Continued)
*   Nordic Semiconductor ASA              19,943 $   125,467       0.0%
    Norsk Hydro ASA                       90,419     564,753       0.0%
    Norway Royal Salmon ASA                6,594     155,872       0.0%
#*  Norwegian Air Shuttle ASA             10,274     389,914       0.0%
*   Norwegian Finans Holding ASA          25,621     311,330       0.0%
    Norwegian Property ASA                30,113      37,790       0.0%
    Ocean Yield ASA                       23,803     204,703       0.0%
*   Odfjell Drilling, Ltd.                22,923     101,831       0.0%
    Olav Thon Eiendomsselskap ASA          3,580      64,946       0.0%
    Orkla ASA                             25,862     239,358       0.0%
*   Otello Corp. ASA                      27,542      70,285       0.0%
*   Petroleum Geo-Services ASA           111,382     479,405       0.0%
#*  Prosafe SE                             9,807      15,831       0.0%
#   Protector Forsikring ASA              18,958     177,347       0.0%
#*  REC Silicon ASA                      781,031     132,398       0.0%
    Salmar ASA                            12,528     583,822       0.0%
    Sbanken ASA                            8,028      72,475       0.0%
#   Scatec Solar ASA                      39,594     245,642       0.0%
    Schibsted ASA Class A                  4,875     142,143       0.0%
    Schibsted ASA Class B                  4,500     121,069       0.0%
    Selvaag Bolig ASA                      8,871      45,056       0.0%
    SpareBank 1 SR-Bank ASA               39,506     390,711       0.0%
    Statoil ASA                          116,453   2,978,018       0.1%
    Statoil ASA Sponsored ADR              7,404     189,542       0.0%
    Stolt-Nielsen, Ltd.                    9,071     128,192       0.0%
    Storebrand ASA                        82,391     704,134       0.0%
    Subsea 7 SA                           59,998     838,275       0.1%
#   Telenor ASA                           26,229     580,550       0.0%
    TGS NOPEC Geophysical Co. ASA         27,026     852,236       0.1%
    Tomra Systems ASA                     29,260     542,804       0.0%
    Treasure ASA                          17,251      37,053       0.0%
#   Veidekke ASA                          31,521     382,851       0.0%
*   Wallenius Wilhelmsen Logistics         6,093      42,095       0.0%
    Wilh Wilhelmsen Holding ASA Class A    3,780     109,248       0.0%
    XXL ASA                               17,077     148,350       0.0%
    Yara International ASA                10,860     458,059       0.0%
                                                 -----------       ---
TOTAL NORWAY                                      22,102,686       0.7%
                                                 -----------       ---
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR             1,856      23,756       0.0%
    Cia de Minas Buenaventura SAA ADR      1,300      20,735       0.0%
    Credicorp, Ltd.                        1,928     448,241       0.0%
*   Fossal SAA ADR                           235         105       0.0%
*   Grana y Montero SAA Sponsored ADR      5,845      19,464       0.0%
                                                 -----------       ---
TOTAL PERU                                           512,301       0.0%
                                                 -----------       ---
PHILIPPINES -- (0.2%)
    Aboitiz Equity Ventures, Inc.         73,140      98,268       0.0%
    Aboitiz Power Corp.                   69,500      50,942       0.0%
*   Alliance Global Group, Inc.          877,600     221,043       0.0%
*   Apex Mining Co., Inc.                780,000      25,549       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                            SHARES   VALUE++  OF NET ASSETS**
                                           --------- -------- ---------------
PHILIPPINES -- (Continued)
    Ayala Corp.                               18,800 $349,699       0.1%
    Ayala Land, Inc.                         207,300  162,894       0.0%
    Bank of the Philippine Islands            67,346  136,311       0.0%
    BDO Unibank, Inc.                        106,503  270,139       0.0%
    Belle Corp.                            1,052,000   68,163       0.0%
    Bloomberry Resorts Corp.               1,637,600  387,914       0.1%
    Cebu Air, Inc.                            84,490  144,507       0.0%
    Century Pacific Food, Inc.               183,300   58,495       0.0%
    China Banking Corp.                      104,792   70,375       0.0%
    Cosco Capital, Inc.                      605,700   78,281       0.0%
    D&L Industries, Inc.                     510,800  106,904       0.0%
    DMCI Holdings, Inc.                    1,567,400  333,166       0.1%
*   DoubleDragon Properties Corp.            113,900   68,621       0.0%
    East West Banking Corp.                  175,050   58,767       0.0%
*   EEI Corp.                                105,400   24,835       0.0%
    Emperador, Inc.                          463,900   64,490       0.0%
    Energy Development Corp.                 453,211   47,254       0.0%
    Filinvest Land, Inc.                   3,884,000  124,661       0.0%
    First Gen Corp.                          302,000   90,828       0.0%
    First Philippine Holdings Corp.           93,980  117,891       0.0%
*   Global Ferronickel Holdings, Inc.        459,882   20,907       0.0%
*   Global-Estate Resorts, Inc.              764,000   18,722       0.0%
    Globe Telecom, Inc.                        7,840  233,415       0.0%
    GT Capital Holdings, Inc.                 12,360  250,512       0.0%
    Integrated Micro-Electronics, Inc.       251,445   74,566       0.0%
    International Container Terminal
      Services, Inc.                         166,820  272,089       0.0%
    JG Summit Holdings, Inc.                 197,300  243,043       0.0%
    Jollibee Foods Corp.                      41,950  230,540       0.0%
    Lopez Holdings Corp.                     670,500   55,809       0.0%
    LT Group, Inc.                           432,900  168,813       0.0%
    Manila Electric Co.                       16,880  104,790       0.0%
    Manila Water Co., Inc.                   288,300  154,667       0.0%
    Megawide Construction Corp.              296,500  137,031       0.0%
    Megaworld Corp.                        2,523,200  218,954       0.0%
*   Melco Resorts And Entertainment
      Philippines Corp.                      339,000   44,818       0.0%
    Metro Pacific Investments Corp.        1,596,500  157,020       0.0%
    Metropolitan Bank & Trust Co.            103,680  169,814       0.0%
    Nickel Asia Corp.                        583,600   58,529       0.0%
    Pepsi-Cola Products Philippines, Inc.     13,000      659       0.0%
    Petron Corp.                             886,000  158,894       0.0%
    Philex Mining Corp.                      319,400   34,923       0.0%
*   Philippine National Bank                  61,670   62,395       0.0%
    Phinma Energy Corp.                      261,000    7,447       0.0%
    Phoenix Petroleum Philippines, Inc.      107,200   24,481       0.0%
    Pilipinas Shell Petroleum Corp.           36,500   36,871       0.0%
    PLDT, Inc.                                 7,860  219,972       0.0%
    PLDT, Inc. Sponsored ADR                   2,062   56,684       0.0%
    Premium Leisure Corp.                    952,000   18,753       0.0%
    Puregold Price Club, Inc.                136,600  124,909       0.0%
    Rizal Commercial Banking Corp.            75,300   56,574       0.0%
    Robinsons Land Corp.                     628,638  216,803       0.0%
    Robinsons Retail Holdings, Inc.           91,390  160,541       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
PHILIPPINES -- (Continued)
    San Miguel Corp.                        109,580 $  295,308       0.0%
    San Miguel Food and Beverage, Inc.       60,520     75,902       0.0%
    Security Bank Corp.                      57,200    230,335       0.0%
    Semirara Mining & Power Corp.           267,080    159,082       0.0%
    SM Investments Corp.                      5,075     91,771       0.0%
    SM Prime Holdings, Inc.                 178,400    117,567       0.0%
*   SSI Group, Inc.                         166,000      7,716       0.0%
    STI Education Systems Holdings, Inc.    634,000     16,043       0.0%
    Travellers International Hotel
      Group, Inc.                           284,200     27,303       0.0%
    Union Bank Of Philippines                31,730     55,921       0.0%
    Universal Robina Corp.                   45,070    122,317       0.0%
    Vista Land & Lifescapes, Inc.         1,737,000    217,799       0.0%
                                                    ----------       ---
TOTAL PHILIPPINES                                    8,371,006       0.3%
                                                    ----------       ---
POLAND -- (0.3%)
*   Alior Bank SA                            16,443    330,805       0.0%
    Alumetal SA                                 710     10,863       0.0%
    Amica SA                                  1,379     47,007       0.0%
#*  AmRest Holdings SE                          800    104,811       0.0%
    Asseco Poland SA                         24,574    306,826       0.0%
    Bank Handlowy w Warszawie SA              5,275    124,500       0.0%
*   Bank Millennium SA                      133,470    324,520       0.0%
    Bank Pekao SA                             6,481    215,084       0.0%
    Bank Zachodni WBK SA                      3,014    317,969       0.0%
*   Boryszew SA                              42,569    107,109       0.0%
    Budimex SA                                2,085    111,306       0.0%
#   CCC SA                                    2,999    220,305       0.0%
    CD Projekt SA                             8,801    310,584       0.0%
*   Ciech SA                                 14,764    238,623       0.0%
#   Cyfrowy Polsat SA                        58,962    430,032       0.0%
    Dom Development SA                        1,006     25,718       0.0%
    Enea SA                                  73,056    216,409       0.0%
#   Energa SA                                32,183     94,039       0.0%
#   Eurocash SA                              14,839    103,223       0.0%
    Fabryki Mebli Forte SA                    4,892     69,605       0.0%
*   Famur SA                                 33,936     57,704       0.0%
*   Getin Holding SA                        104,700     28,260       0.0%
*   Getin Noble Bank SA                     175,051     57,643       0.0%
    Globe Trade Centre SA                    35,829     94,156       0.0%
    Grupa Azoty SA                           10,318    157,032       0.0%
    Grupa Kety SA                             2,350    239,498       0.0%
    Grupa Lotos SA                           47,999    751,958       0.1%
*   Impexmetal SA                            41,073     50,156       0.0%
#   ING Bank Slaski SA                        1,055     59,077       0.0%
    Inter Cars SA                             1,107     75,815       0.0%
*   Jastrzebska Spolka Weglowa SA            16,416    384,936       0.0%
    Kernel Holding SA                        16,729    226,710       0.0%
    KGHM Polska Miedz SA                     24,089    638,526       0.1%
    KRUK SA                                   3,500    228,430       0.0%
    LC Corp. SA                              98,398     77,094       0.0%
    LPP SA                                      138    358,888       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
POLAND -- (Continued)
    Lubelski Wegiel Bogdanka SA               3,225 $    50,506       0.0%
*   mBank SA                                  1,606     195,542       0.0%
    Netia SA                                 57,421      84,664       0.0%
    Neuca SA                                    350      30,813       0.0%
*   Orange Polska SA                         80,956     121,198       0.0%
    Pfleiderer Group SA                       6,062      64,193       0.0%
*   PGE Polska Grupa Energetyczna SA        130,329     387,460       0.0%
*   PKP Cargo SA                              8,058      94,059       0.0%
*   Polnord SA                                8,379      19,464       0.0%
    Polski Koncern Naftowy Orlen S.A.        42,038   1,070,703       0.1%
    Polskie Gornictwo Naftowe i
      Gazownictwo SA                         40,356      70,830       0.0%
*   Powszechna Kasa Oszczednosci Bank
      Polski SA                              35,291     418,980       0.0%
    Powszechny Zaklad Ubezpieczen SA         21,906     266,311       0.0%
*   Rafako SA                                16,664      19,442       0.0%
    Stalexport Autostrady SA                 18,210      20,294       0.0%
    Stalprodukt SA                              471      61,296       0.0%
*   Tauron Polska Energia SA                402,511     268,619       0.0%
    Trakcja SA                               10,194      18,635       0.0%
    Warsaw Stock Exchange                     8,369      93,895       0.0%
                                                    -----------       ---
TOTAL POLAND                                         10,552,125       0.3%
                                                    -----------       ---
PORTUGAL -- (0.2%)
    Altri SGPS SA                            29,560     213,714       0.0%
*   Banco Comercial Portugues SA Class R  1,495,316     500,563       0.0%
#   CTT-Correios de Portugal SA              23,403      86,301       0.0%
#   EDP - Energias de Portugal SA           131,616     488,290       0.0%
    EDP Renovaveis SA                        52,659     505,683       0.0%
    Galp Energia SGPS SA                     78,831   1,513,006       0.1%
#   Jeronimo Martins SGPS SA                 25,041     439,144       0.0%
    Mota-Engil SGPS SA                       61,175     265,042       0.0%
    Navigator Co. SA (The)                   56,751     331,129       0.0%
    NOS SGPS SA                             118,466     704,179       0.1%
    REN - Redes Energeticas Nacionais
      SGPS SA                                82,898     261,466       0.0%
    Semapa-Sociedade de Investimento e
      Gestao                                 12,083     270,189       0.0%
    Sonae Capital SGPS SA                    42,162      51,523       0.0%
    Sonae SGPS SA                           256,672     349,037       0.0%
    Teixeira Duarte SA                       26,689       8,923       0.0%
                                                    -----------       ---
TOTAL PORTUGAL                                        5,988,189       0.2%
                                                    -----------       ---
RUSSIA -- (0.2%)
    Etalon Group P.L.C. GDR(B5TWX80)         24,905      70,979       0.0%
    Etalon Group P.L.C. GDR(B5TWX80)         16,911      48,328       0.0%
    Gazprom PJSC Sponsored ADR              204,014     941,421       0.1%
    Globaltrans Investment P.L.C. GDR         6,249      65,739       0.0%
    Globaltrans Investment P.L.C.
      Sponsored GDR                           5,753      60,374       0.0%
*   Lenta, Ltd.(BJ621Y3)                     13,820      77,807       0.0%
*   Lenta, Ltd.(BJ621Y903)                   15,300      85,953       0.0%
    Lukoil PJSC Sponsored ADR(BYZF386)        2,201     145,024       0.0%
    Lukoil PJSC Sponsored ADR(BYZDW2900)      8,682     578,705       0.0%
    Magnitogorsk Iron & Steel Works PJSC
      Sponsored GDR                          23,655     235,411       0.0%
*   Mail.Ru Group, Ltd. GDR                   1,819      57,653       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
RUSSIA -- (Continued)
*   Mechel PJSC Sponsored ADR              12,930 $   47,453       0.0%
    MegaFon PJSC GDR                       12,834    113,652       0.0%
    MMC Norilsk Nickel PJSC
      ADR(BYSW6D901)                        9,222    158,487       0.0%
    MMC Norilsk Nickel PJSC ADR(BYSW6M9)    2,808     47,848       0.0%
    Novatek PJSC GDR(B99CZN7)                 491     62,357       0.0%
    Novatek PJSC GDR(B0DK750)                 810    102,883       0.0%
    Novolipetsk Steel PJSC GDR              8,327    212,226       0.0%
    Phosagro PJSC GDR                       7,385    106,493       0.0%
    Ros Agro P.L.C. GDR(B5MTFN7)            2,407     26,330       0.0%
    Ros Agro P.L.C. GDR(B5MTFN7)            1,362     14,873       0.0%
    Rosneft Oil Co. PJSC GDR(B17FSC2)      21,859    132,968       0.0%
    Rosneft Oil Co. PJSC GDR(B1N63N5)      29,128    177,506       0.0%
    Rostelecom PJSC Sponsored ADR           8,039     49,149       0.0%
    RusHydro PJSC ADR                     131,916    150,059       0.0%
    Sberbank of Russia PJSC Sponsored
      ADR(B5SC091)                         99,013  1,464,031       0.1%
    Sberbank of Russia PJSC Sponsored
      ADR(B3P7N29)                          7,280    107,526       0.0%
    Severstal PJSC GDR(B1G4YH7)             6,022     95,844       0.0%
    Severstal PJSC GDR(B8F2W55)             5,828     93,073       0.0%
    Tatneft PJSC Sponsored ADR(BYY39L6)     2,356    151,079       0.0%
    Tatneft PJSC Sponsored ADR(BYY37Q908)   7,972    512,039       0.0%
    TMK PJSC GDR(B39TMW4)                  11,935     59,794       0.0%
    TMK PJSC GDR(B1FY0V4)                   5,570     27,964       0.0%
#   VEON, Ltd.                             77,768    213,862       0.0%
    VTB Bank PJSC GDR(46630Q202)          262,918    492,183       0.0%
    VTB Bank PJSC GDR(B1W7FX3)             67,339    125,958       0.0%
*   X5 Retail Group NV GDR(B07T3T9)         6,435    183,121       0.0%
*   X5 Retail Group NV GDR(B07T3T9)         4,837    137,855       0.0%
                                                  ----------       ---
TOTAL RUSSIA                                       7,434,007       0.2%
                                                  ----------       ---
SINGAPORE -- (0.8%)
    Accordia Golf Trust                   217,100    100,586       0.0%
    Ascendas India Trust                  160,200    125,468       0.0%
*   Banyan Tree Holdings, Ltd.             55,400     24,551       0.0%
    Best World International, Ltd.         81,000     90,920       0.0%
    Boustead Projects, Ltd.                 3,600      2,142       0.0%
    Boustead Singapore, Ltd.              111,000     67,461       0.0%
    Breadtalk Group, Ltd.                  21,500     31,824       0.0%
    Bukit Sembawang Estates, Ltd.          33,200    154,712       0.0%
    CapitaLand, Ltd.                      382,900  1,079,719       0.1%
    Centurion Corp., Ltd.                  89,000     31,480       0.0%
    China Aviation Oil Singapore Corp.,
      Ltd.                                 49,800     60,638       0.0%
    China Sunsine Chemical Holdings, Ltd.  53,200     59,747       0.0%
    Chip Eng Seng Corp., Ltd.             125,100     93,909       0.0%
    CITIC Envirotech, Ltd.                129,900     69,845       0.0%
    City Developments, Ltd.                55,900    531,212       0.0%
*   Cityneon Holdings, Ltd.                28,800     22,634       0.0%
    Civmec, Ltd.                           80,600     33,966       0.0%
    ComfortDelGro Corp., Ltd.             430,300    726,255       0.0%
*   COSCO Shipping International
      Singapore Co., Ltd.                 365,700    128,165       0.0%
    CSE Global, Ltd.                      172,900     53,876       0.0%
    Dairy Farm International Holdings,
      Ltd.                                 23,000    193,145       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
SINGAPORE -- (Continued)
    DBS Group Holdings, Ltd.                 48,675 $1,123,034       0.1%
    Del Monte Pacific, Ltd.                 160,100     23,696       0.0%
    Delfi, Ltd.                               5,000      5,433       0.0%
    Duty Free International, Ltd.            42,700      6,884       0.0%
*   Dyna-Mac Holdings, Ltd.                  38,000      3,690       0.0%
*   Ezion Holdings, Ltd.                    547,950     49,108       0.0%
#*  Ezra Holdings, Ltd.                     803,479     12,203       0.0%
    Far East Orchard, Ltd.                   40,400     45,001       0.0%
    First Resources, Ltd.                   159,000    202,179       0.0%
#   Food Empire Holdings, Ltd.              122,200     59,712       0.0%
    Frasers Property, Ltd.                   96,900    147,974       0.0%
    Frencken Group, Ltd.                    135,900     56,374       0.0%
    Fu Yu Corp., Ltd.                       130,800     18,859       0.0%
*   Gallant Venture, Ltd.                   211,200     20,778       0.0%
    Genting Singapore P.L.C.                522,800    458,033       0.0%
    Geo Energy Resources, Ltd.              208,800     34,364       0.0%
    GL, Ltd.                                146,700     89,475       0.0%
    Golden Agri-Resources, Ltd.           2,100,200    544,554       0.0%
    Golden Energy & Resources, Ltd.          62,400     17,128       0.0%
    Great Eastern Holdings, Ltd.              5,700    133,321       0.0%
    GuocoLand, Ltd.                          99,800    162,666       0.0%
    Halcyon Agri Corp., Ltd.                 27,000     11,461       0.0%
    Hanwell Holdings, Ltd.                   81,500     14,012       0.0%
    Haw Par Corp., Ltd.                       3,400     35,666       0.0%
    Health Management International, Ltd.    50,531     24,900       0.0%
    Hi-P International, Ltd.                 69,200     85,406       0.0%
    Ho Bee Land, Ltd.                        67,200    130,375       0.0%
#   Hong Fok Corp., Ltd.                    138,400     83,212       0.0%
    Hong Leong Asia, Ltd.                    63,400     45,512       0.0%
    Hongkong Land Holdings, Ltd.             29,000    209,590       0.0%
    Hutchison Port Holdings Trust         2,014,100    671,503       0.0%
    Hyflux, Ltd.                            178,500     33,538       0.0%
    iFAST Corp., Ltd.                        30,100     20,682       0.0%
    Indofood Agri Resources, Ltd.           154,600     37,241       0.0%
    Japfa, Ltd.                             235,500     84,701       0.0%
    Jardine Cycle & Carriage, Ltd.            7,233    186,097       0.0%
    k1 Ventures, Ltd.                        68,500      5,063       0.0%
    Keppel Corp., Ltd.                      141,400    867,229       0.1%
    Keppel Infrastructure Trust             394,900    160,410       0.0%
    Keppel Telecommunications &
      Transportation, Ltd.                   41,500     47,378       0.0%
    KSH Holdings, Ltd.                       22,500     11,061       0.0%
    Lee Metal Group, Ltd.                    70,100     21,898       0.0%
    Lian Beng Group, Ltd.                   117,700     55,033       0.0%
    M1, Ltd.                                105,300    143,421       0.0%
    Mandarin Oriental International, Ltd.    16,600     39,684       0.0%
#   Metro Holdings, Ltd.                    204,400    179,951       0.0%
#*  Midas Holdings, Ltd.                    408,200     59,106       0.0%
*   mm2 Asia, Ltd.                           78,900     29,275       0.0%
*   Nam Cheong, Ltd.                        133,000        752       0.0%
    NSL, Ltd.                                15,200     15,712       0.0%
    Olam International, Ltd.                193,300    330,712       0.0%
    OUE, Ltd.                               133,700    181,916       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
SINGAPORE -- (Continued)
    Oversea-Chinese Banking Corp., Ltd.   284,184 $ 2,935,218       0.1%
#   Oxley Holdings, Ltd.                  528,192     192,062       0.0%
    Pan-United Corp., Ltd.                 35,125      10,196       0.0%
    Perennial Real Estate Holdings, Ltd.   31,200      20,512       0.0%
    Q&M Dental Group Singapore, Ltd.       79,500      36,146       0.0%
    QAF, Ltd.                              92,300      72,177       0.0%
*   Raffles Education Corp., Ltd.         210,860      29,175       0.0%
#   Raffles Medical Group, Ltd.           227,982     197,085       0.0%
    RHT Health Trust                      235,600     142,142       0.0%
    Riverstone Holdings, Ltd.              54,100      42,760       0.0%
    SATS, Ltd.                             92,200     383,127       0.0%
    SembCorp Industries, Ltd.             506,396   1,166,443       0.1%
    SembCorp Marine, Ltd.                  34,400      55,000       0.0%
    Sheng Siong Group, Ltd.               150,300     115,397       0.0%
    SIA Engineering Co., Ltd.              16,600      40,621       0.0%
    SIIC Environment Holdings, Ltd.       307,000     100,529       0.0%
    Sinarmas Land, Ltd.                   396,100     108,522       0.0%
    Sing Holdings, Ltd.                    63,900      21,347       0.0%
    Singapore Airlines, Ltd.              164,800   1,344,664       0.1%
    Singapore Exchange, Ltd.               54,700     317,206       0.0%
    Singapore Post, Ltd.                  539,000     542,727       0.0%
#   Singapore Press Holdings, Ltd.        442,000     903,199       0.1%
    Singapore Technologies Engineering,
      Ltd.                                106,300     278,169       0.0%
    Singapore Telecommunications,
      Ltd.(B02PY00)                       107,000     284,541       0.0%
    Singapore Telecommunications,
      Ltd.(B02PY22)                       158,800     420,041       0.0%
#*  Sino Grandness Food Industry Group,
      Ltd.                                203,490      30,316       0.0%
    Stamford Land Corp., Ltd.              26,000       9,599       0.0%
    StarHub, Ltd.                         125,400     213,922       0.0%
    Sunningdale Tech, Ltd.                 68,200      66,101       0.0%
*   Swiber Holdings, Ltd.                  29,250         450       0.0%
    Tai Sin Electric, Ltd.                 47,100      13,821       0.0%
*   Tat Hong Holdings, Ltd.               153,800      62,981       0.0%
*   Thomson Medical Group, Ltd.           267,200      18,799       0.0%
    Tuan Sing Holdings, Ltd.              133,700      43,114       0.0%
    UMS Holdings, Ltd.                    193,500     155,157       0.0%
    United Engineers, Ltd.                176,400     361,641       0.0%
    United Industrial Corp., Ltd.          38,700      95,082       0.0%
    United Overseas Bank, Ltd.            143,216   3,243,013       0.1%
    UOB-Kay Hian Holdings, Ltd.            34,700      35,255       0.0%
    UOL Group, Ltd.                       105,000     693,485       0.0%
    Valuetronics Holdings, Ltd.           177,980     104,376       0.0%
    Venture Corp., Ltd.                    94,900   1,484,336       0.1%
    Wheelock Properties Singapore, Ltd.   112,200     153,447       0.0%
    Wilmar International, Ltd.            230,900     564,880       0.0%
    Wing Tai Holdings, Ltd.               188,500     288,814       0.0%
*   Xinghua Port Holdings, Ltd.            35,125       5,549       0.0%
*   Yongnam Holdings, Ltd.                119,700      27,722       0.0%
                                                  -----------       ---
TOTAL SINGAPORE                                    28,150,084       0.9%
                                                  -----------       ---
SOUTH AFRICA -- (1.9%)
    Adcock Ingram Holdings, Ltd.           27,584     150,255       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
*   Adcorp Holdings, Ltd.                   8,176 $   10,428       0.0%
    Advtech, Ltd.                         194,013    253,835       0.0%
    Aeci, Ltd.                             52,673    498,518       0.0%
    African Rainbow Minerals, Ltd.         40,363    329,993       0.0%
    Afrimat, Ltd.                          20,147     49,762       0.0%
    Alexander Forbes Group Holdings, Ltd. 243,507    125,832       0.0%
*   Allied Electronics Corp., Ltd.
      Class A                              14,542     15,359       0.0%
    Alviva Holdings, Ltd.                  44,376     72,284       0.0%
    Anglo American Platinum, Ltd.           9,687    259,952       0.0%
    AngloGold Ashanti, Ltd.               116,811  1,044,134       0.0%
    AngloGold Ashanti, Ltd. Sponsored ADR 117,913  1,058,859       0.0%
*   ArcelorMittal South Africa, Ltd.      133,813     31,689       0.0%
    Ascendis Health, Ltd.                  53,024     41,436       0.0%
    Aspen Pharmacare Holdings, Ltd.        43,681    941,834       0.0%
    Assore, Ltd.                           10,867    268,259       0.0%
    Astral Foods, Ltd.                     23,463    578,774       0.0%
*   Attacq, Ltd.                          110,715    170,756       0.0%
*   Aveng, Ltd.                            94,182      7,319       0.0%
    AVI, Ltd.                             115,961  1,060,678       0.1%
    Balwin Properties, Ltd.                27,791     13,172       0.0%
    Barclays Africa Group, Ltd.           201,115  2,945,787       0.1%
    Barloworld, Ltd.                       90,820  1,226,594       0.1%
    Bid Corp., Ltd.                        37,623    864,886       0.0%
    Bidvest Group, Ltd. (The)             139,043  2,723,733       0.1%
    Blue Label Telecoms, Ltd.             168,327    167,065       0.0%
#*  Brait SE                              100,755    348,153       0.0%
    Capitec Bank Holdings, Ltd.             6,397    455,428       0.0%
    Cashbuild, Ltd.                        11,572    402,477       0.0%
    City Lodge Hotels, Ltd.                14,377    188,036       0.0%
    Clicks Group, Ltd.                     45,588    779,414       0.0%
    Clover Industries, Ltd.                49,228     75,772       0.0%
*   Consolidated Infrastructure Group,
      Ltd.                                 33,851     10,524       0.0%
    Coronation Fund Managers, Ltd.         70,488    418,584       0.0%
#*  Curro Holdings, Ltd.                   36,512     98,247       0.0%
    DataTec, Ltd.                         123,684    210,482       0.0%
    Discovery, Ltd.                        59,619    827,802       0.0%
    Distell Group, Ltd.                    12,209    130,522       0.0%
    DRDGOLD, Ltd.                          67,874     16,046       0.0%
    EOH Holdings, Ltd.                     47,563    144,571       0.0%
    Exxaro Resources, Ltd.                 49,508    439,135       0.0%
#*  Famous Brands, Ltd.                    18,786    167,193       0.0%
    FirstRand, Ltd.                       498,957  2,672,178       0.1%
    Foschini Group, Ltd. (The)             84,754  1,458,232       0.1%
    Gold Fields, Ltd.                      30,473    115,692       0.0%
    Gold Fields, Ltd. Sponsored ADR       419,187  1,601,294       0.1%
*   Grindrod, Ltd.                        176,161    203,216       0.0%
    Group Five, Ltd.                       21,012      5,795       0.0%
    Harmony Gold Mining Co., Ltd.          67,965    138,682       0.0%
    Harmony Gold Mining Co., Ltd.
      Sponsored ADR                        41,621     84,491       0.0%
    Hudaco Industries, Ltd.                12,094    155,762       0.0%
    Hulamin, Ltd.                          28,559     11,851       0.0%
*   Impala Platinum Holdings, Ltd.        227,467    405,140       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    Imperial Holdings, Ltd.                61,528 $1,183,558       0.1%
    Investec, Ltd.                         39,260    309,696       0.0%
    Invicta Holdings, Ltd.                  8,561     30,740       0.0%
    Italtile, Ltd.                         71,011     81,581       0.0%
    JSE, Ltd.                              42,442    666,038       0.0%
    KAP Industrial Holdings, Ltd.         631,454    446,375       0.0%
    Kumba Iron Ore, Ltd.                   22,799    487,042       0.0%
    Lewis Group, Ltd.                      34,490    129,858       0.0%
    Liberty Holdings, Ltd.                 55,237    587,848       0.0%
    Life Healthcare Group Holdings, Ltd.  493,317  1,162,888       0.1%
*   Long4Life, Ltd.                       128,699     56,483       0.0%
    Massmart Holdings, Ltd.                56,369    752,745       0.0%
    Merafe Resources, Ltd.                560,795     72,015       0.0%
    Metair Investments, Ltd.               67,467    116,472       0.0%
    MiX Telematics, Ltd.                    4,997      3,358       0.0%
    MiX Telematics, Ltd. Sponsored ADR      4,576     76,465       0.0%
    MMI Holdings, Ltd.                    338,187    602,034       0.0%
    Mondi, Ltd.                            22,432    654,450       0.0%
    Mpact, Ltd.                            66,696    152,642       0.0%
    Mr. Price Group, Ltd.                  34,944    766,806       0.0%
    MTN Group, Ltd.                       385,065  3,864,779       0.1%
    Murray & Roberts Holdings, Ltd.       143,603    179,530       0.0%
*   Nampak, Ltd.                          253,347    281,902       0.0%
#   Naspers, Ltd. Class N                   4,470  1,088,979       0.1%
    Nedbank Group, Ltd.                    52,569  1,253,666       0.1%
    NEPI Rockcastle P.L.C.                 22,595    249,013       0.0%
    Netcare, Ltd.                         532,616  1,326,260       0.1%
*   Northam Platinum, Ltd.                101,519    313,566       0.0%
    Novus Holdings, Ltd.                    1,771        569       0.0%
    Oceana Group, Ltd.                     21,110    140,060       0.0%
    Omnia Holdings, Ltd.                   21,797    250,724       0.0%
    Peregrine Holdings, Ltd.               81,542    141,112       0.0%
    Pick n Pay Stores, Ltd.               160,555  1,039,387       0.0%
    Pioneer Foods Group, Ltd.              42,446    412,807       0.0%
*   PPC, Ltd.                             531,547    371,396       0.0%
    PSG Group, Ltd.                        15,803    284,334       0.0%
    PSG Konsult, Ltd.                      77,770     56,721       0.0%
    Raubex Group, Ltd.                     55,460     92,111       0.0%
    Reunert, Ltd.                          85,315    531,513       0.0%
#   Rhodes Food Group Pty, Ltd.            59,205     85,268       0.0%
*   Royal Bafokeng Platinum, Ltd.          18,908     35,389       0.0%
#   Sanlam, Ltd.                          258,278  1,631,547       0.1%
    Santam, Ltd.                           17,799    454,080       0.0%
    Sappi, Ltd.                           268,410  1,712,903       0.1%
    Sasol, Ltd.                            32,787  1,172,049       0.1%
#   Sasol, Ltd. Sponsored ADR              39,155  1,391,177       0.1%
    Shoprite Holdings, Ltd.                35,508    706,460       0.0%
*   Sibanye Gold, Ltd.                    651,390    570,982       0.0%
#   Sibanye Gold, Ltd. Sponsored ADR       17,699     62,479       0.0%
    SPAR Group, Ltd. (The)                 90,408  1,531,754       0.1%
    Spur Corp., Ltd.                       22,560     48,816       0.0%
*   Stadio Holdings, Ltd.                  36,904     14,096       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Standard Bank Group, Ltd.            211,400 $ 3,625,634       0.1%
    Steinhoff International Holdings NV  237,520      36,587       0.0%
*   Sun International, Ltd.               26,416     120,117       0.0%
*   Super Group, Ltd.                    160,535     478,551       0.0%
    Telkom SA SOC, Ltd.                  111,947     511,245       0.0%
    Tiger Brands, Ltd.                    24,192     756,082       0.0%
    Tongaat Hulett, Ltd.                  46,777     339,084       0.0%
    Transaction Capital, Ltd.             81,913     115,000       0.0%
    Trencor, Ltd.                         54,746     151,658       0.0%
    Truworths International, Ltd.        206,418   1,687,586       0.1%
    Tsogo Sun Holdings, Ltd.             191,788     350,586       0.0%
    Vodacom Group, Ltd.                   25,520     319,049       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.       17,720     225,258       0.0%
    Woolworths Holdings, Ltd.            332,259   1,707,524       0.1%
                                                 -----------       ---
TOTAL SOUTH AFRICA                                66,534,396       2.1%
                                                 -----------       ---
SOUTH KOREA -- (4.0%)
    ABco Electronics Co., Ltd.             2,040      15,454       0.0%
*   Able C&C Co., Ltd.                     2,668      42,835       0.0%
    ABOV Semiconductor Co., Ltd.           2,891      15,504       0.0%
*   Ace Technologies Corp.                 5,022      20,258       0.0%
*   Actoz Soft Co., Ltd.                     235       3,791       0.0%
    Aekyung Petrochemical Co., Ltd.        6,973      94,744       0.0%
    AfreecaTV Co., Ltd.                    2,255      72,494       0.0%
*   Agabang&Company                        6,392      34,668       0.0%
    Ahn-Gook Pharmaceutical Co., Ltd.      1,612      23,935       0.0%
    Ahnlab, Inc.                             779      46,413       0.0%
    AJ Networks Co., Ltd.                  3,269      19,421       0.0%
*   AJ Rent A Car Co., Ltd.                5,779      72,736       0.0%
    AK Holdings, Inc.                      2,644     180,495       0.0%
    ALUKO Co., Ltd.                       14,094      59,305       0.0%
    Amorepacific Corp.                       869     282,739       0.0%
    AMOREPACIFIC Group                     1,918     255,588       0.0%
*   Amotech Co., Ltd.                      4,455     139,640       0.0%
    Anapass, Inc.                          1,916      32,776       0.0%
*   APS Holdings Corp.                     6,436      39,256       0.0%
    Asia Cement Co., Ltd.                    484      66,833       0.0%
    ASIA Holdings Co., Ltd.                  348      48,965       0.0%
    Asia Paper Manufacturing Co., Ltd.     1,806      52,116       0.0%
*   Asiana Airlines, Inc.                 54,168     267,038       0.0%
    Atinum Investment Co., Ltd.            8,148      31,407       0.0%
    AUK Corp.                             11,347      30,068       0.0%
    Aurora World Corp.                     2,350      26,881       0.0%
    Austem Co., Ltd.                       3,763      13,596       0.0%
#   Autech Corp.                           5,659      79,649       0.0%
*   Avaco Co., Ltd.                        3,317      25,206       0.0%
    Baiksan Co., Ltd.                      5,715      31,983       0.0%
*   Barun Electronics Co., Ltd.           16,525      21,235       0.0%
*   Barunson Entertainment & Arts Corp.   11,764      20,678       0.0%
    BGF Co., Ltd.                         18,624     220,354       0.0%
*   BH Co., Ltd.                           7,554     151,394       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Binex Co., Ltd.                           2,004 $   27,705       0.0%
    Binggrae Co., Ltd.                        1,582     98,396       0.0%
#*  BioSmart Co., Ltd.                        1,822      9,800       0.0%
    Bluecom Co., Ltd.                         1,728      9,722       0.0%
    BNK Financial Group, Inc.                71,172    692,625       0.1%
*   Bohae Brewery Co., Ltd.                  18,323     19,222       0.0%
    BoKwang Industry Co., Ltd.                3,778     21,406       0.0%
    Boryung Pharmaceutical Co., Ltd.          3,965     44,598       0.0%
*   Bosung Power Technology Co., Ltd.         8,239     34,878       0.0%
*   Brain Contents Co., Ltd.                 25,935     23,379       0.0%
*   Bubang Co., Ltd.                          8,619     24,559       0.0%
    BYC Co., Ltd.                                49     12,941       0.0%
    Byucksan Corp.                           13,144     51,121       0.0%
*   CammSys Corp.                            12,294     26,860       0.0%
    Capro Corp.                               7,986     56,604       0.0%
    Caregen Co., Ltd.                           131     10,919       0.0%
    Cell Biotech Co., Ltd.                    1,192     47,398       0.0%
#*  Celltrion, Inc.                           2,186    548,395       0.0%
*   Chabiotech Co., Ltd.                      3,354     66,659       0.0%
    Changhae Ethanol Co., Ltd.                1,072     17,462       0.0%
*   Charm Engineering Co., Ltd.               7,999     15,788       0.0%
    Cheil Worldwide, Inc.                     6,646    118,322       0.0%
*   Chin Hung International, Inc.             7,063     15,664       0.0%
    Chong Kun Dang Pharmaceutical Corp.       1,527    166,143       0.0%
    Chongkundang Holdings Corp.                 895     58,385       0.0%
#*  Chorokbaem Media Co., Ltd.               15,751     28,016       0.0%
    Chungdahm Learning, Inc.                  1,652     24,883       0.0%
    CJ CGV Co., Ltd.                          3,869    268,551       0.0%
    CJ CheilJedang Corp.                      3,908  1,249,476       0.1%
    CJ Corp.                                  6,647  1,006,980       0.1%
    CJ E&M Corp.                              4,234    357,227       0.0%
    CJ Freshway Corp.                         1,329     47,060       0.0%
    CJ Hello Co., Ltd.                        7,760     61,808       0.0%
*   CJ Logistics Corp.                        2,020    294,510       0.0%
    CJ O Shopping Co., Ltd.                   1,692    352,942       0.0%
*   CJ Seafood Corp.                          3,844     10,140       0.0%
    CKD Bio Corp.                             1,562     33,413       0.0%
    Clean & Science Co., Ltd.                 1,246     15,566       0.0%
    Com2uSCorp                                1,979    294,879       0.0%
    Commax Co., Ltd.                          3,301     18,573       0.0%
    Cosmax BTI, Inc.                          1,332     53,190       0.0%
    Cosmax, Inc.                              1,285    187,610       0.0%
*   Cosmochemical Co., Ltd.                   2,350     45,154       0.0%
*   COSON Co., Ltd.                           1,028     14,896       0.0%
    Coway Co., Ltd.                           3,207    262,077       0.0%
    Crown Confectionery Co., Ltd.             1,661     22,170       0.0%
    CROWNHAITAI Holdings Co., Ltd.            3,919     60,913       0.0%
*   CrucialTec Co., Ltd.                     10,727     18,932       0.0%
    CS Wind Corp.                               975     30,139       0.0%
#*  CTL, Inc.                                 7,725     36,554       0.0%
    Cuckoo Holdings Co., Ltd.                   366     40,648       0.0%
*   Cuckoo Homesys Co., Ltd.                    133     26,444       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Curo Co., Ltd.                           16,962 $   19,707       0.0%
*   Curoholdings Co., Ltd.                    9,303      8,755       0.0%
    D.I Corp.                                 4,888     22,248       0.0%
    Dae Dong Industrial Co., Ltd.             2,419     20,501       0.0%
    Dae Han Flour Mills Co., Ltd.               329     57,794       0.0%
    Dae Hyun Co., Ltd.                        8,440     20,366       0.0%
*   Dae Won Chemical Co., Ltd.                8,405     18,699       0.0%
    Dae Won Kang Up Co., Ltd.                 6,598     26,806       0.0%
    Dae-Il Corp.                              6,224     43,454       0.0%
#   Daea TI Co., Ltd.                        20,058     94,732       0.0%
    Daebongls Co., Ltd.                       2,132     22,497       0.0%
    Daeduck Electronics Co.                  11,218     87,232       0.0%
    Daeduck GDS Co., Ltd.                     5,870     81,045       0.0%
*   Daehan New Pharm Co., Ltd.                1,458     22,050       0.0%
    Daehan Steel Co., Ltd.                    6,129     67,494       0.0%
    Daehwa Pharmaceutical Co., Ltd.             756     21,113       0.0%
    Daekyo Co., Ltd.                          4,518     33,146       0.0%
    Daelim B&Co Co., Ltd.                     2,743     16,345       0.0%
    Daelim Industrial Co., Ltd.               6,207    498,134       0.0%
    Daeryuk Can Co., Ltd.                     7,106     44,594       0.0%
    Daesang Corp.                             6,833    169,521       0.0%
    Daesang Holdings Co., Ltd.                8,332     72,909       0.0%
*   Daewon Media Co., Ltd.                    1,500     13,364       0.0%
    Daewon Pharmaceutical Co., Ltd.           3,235     60,063       0.0%
    Daewon San Up Co., Ltd.                   3,228     21,802       0.0%
*   Daewoo Engineering & Construction Co.,
      Ltd.                                   26,897    159,169       0.0%
#*  Daewoo Shipbuilding & Marine
      Engineering Co., Ltd.                  23,007    510,737       0.0%
    Daewoong Co., Ltd.                        5,154     89,332       0.0%
    Daewoong Pharmaceutical Co., Ltd.           413     68,270       0.0%
    Daihan Pharmaceutical Co., Ltd.           1,718     71,214       0.0%
    Daishin Securities Co., Ltd.             13,218    168,603       0.0%
#*  Danal Co., Ltd.                          10,745     48,451       0.0%
    Daou Data Corp.                           6,688     75,808       0.0%
    Daou Technology, Inc.                    13,035    292,352       0.0%
*   Dasan Networks, Inc.                      3,438     21,401       0.0%
    Dayou Automotive Seat Technology Co.,
      Ltd.                                   24,500     28,672       0.0%
    DB Financial Investment Co., Ltd.        14,228     61,788       0.0%
    DB HiTek Co., Ltd.                       16,323    203,725       0.0%
    DB Insurance Co., Ltd.                   29,239  1,716,330       0.1%
*   DB, Inc.                                 52,034     39,251       0.0%
*   Deutsch Motors, Inc.                      3,114     19,427       0.0%
    DGB Financial Group, Inc.                40,891    457,025       0.0%
    DHP Korea Co., Ltd.                       2,807     29,537       0.0%
    Digital Chosun Co., Ltd.                  7,564     16,527       0.0%
    Digital Power Communications Co., Ltd.    4,467     17,877       0.0%
*   DIO Corp.                                 1,644     63,783       0.0%
    DMS Co., Ltd.                             3,334     21,437       0.0%
    DNF Co., Ltd.                             3,515     37,925       0.0%
#   Dong A Eltek Co., Ltd.                    3,336     32,293       0.0%
*   Dong Ah Tire & Rubber Co., Ltd.           1,575     20,279       0.0%
    Dong-A Socio Holdings Co., Ltd.             581     68,253       0.0%
    Dong-A ST Co., Ltd.                       1,065    109,045       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Dong-Ah Geological Engineering Co., Ltd.  3,110 $ 60,604       0.0%
*   Dongbu Corp.                                640    7,553       0.0%
*   Dongbu Steel Co., Ltd.                    1,962   20,573       0.0%
    Dongil Industries Co., Ltd.                 385   25,957       0.0%
    Dongjin Semichem Co., Ltd.               16,117  211,138       0.0%
    DongKook Pharmaceutical Co., Ltd.           621   40,628       0.0%
    Dongkuk Industries Co., Ltd.             14,504   52,739       0.0%
    Dongkuk Steel Mill Co., Ltd.             19,189  196,379       0.0%
    Dongkuk Structures & Construction Co.,
      Ltd.                                    4,495   21,032       0.0%
    Dongsuh Cos., Inc.                        1,462   37,600       0.0%
    Dongsung Chemical Co., Ltd.                 737   12,034       0.0%
    DONGSUNG Corp.                            8,491   54,014       0.0%
*   Dongsung Finetec Co., Ltd.                2,602   15,511       0.0%
    Dongwha Enterprise Co., Ltd.              1,449   46,086       0.0%
    Dongwha Pharm Co., Ltd.                   5,495   58,872       0.0%
    Dongwon Development Co., Ltd.            19,456   90,186       0.0%
    Dongwon F&B Co., Ltd.                       381   84,923       0.0%
    Dongwon Industries Co., Ltd.                583  183,987       0.0%
    Dongwon Systems Corp.                     1,060   44,530       0.0%
    Dongyang E&P, Inc.                        1,070   11,696       0.0%
#*  Dongyang Steel Pipe Co., Ltd.            15,408   36,838       0.0%
    Doosan Corp.                              3,367  379,712       0.0%
#*  Doosan Engine Co., Ltd.                  14,369   83,941       0.0%
*   Doosan Heavy Industries & Construction
      Co., Ltd.                              29,540  492,410       0.0%
*   Doosan Infracore Co., Ltd.               76,700  729,803       0.1%
    Douzone Bizon Co., Ltd.                   5,312  244,329       0.0%
    DRB Holding Co., Ltd.                     2,529   19,520       0.0%
*   DST ROBOT Co., Ltd.                      11,925   18,311       0.0%
    DTR Automotive Corp.                      1,146   35,055       0.0%
*   Duk San Neolux Co., Ltd.                    948   13,303       0.0%
    DY Corp.                                  6,599   39,012       0.0%
    DY POWER Corp.                            2,636   56,614       0.0%
    e Tec E&C, Ltd.                             780  106,180       0.0%
    e-LITECOM Co., Ltd.                       2,144   11,732       0.0%
    E-MART, Inc.                              2,561  644,692       0.0%
    E1 Corp.                                    695   40,599       0.0%
    Eagon Industrial, Ltd.                    1,531   14,417       0.0%
#   Easy Bio, Inc.                           23,430  167,767       0.0%
#*  EcoBio Holdings Co., Ltd.                 2,093   18,239       0.0%
*   Ecopro Co., Ltd.                          4,839  162,668       0.0%
*   Ehwa Technologies Information Co., Ltd.  63,076   32,470       0.0%
*   Elentec Co., Ltd.                         4,107   14,047       0.0%
    EM-Tech Co., Ltd.                         4,598   72,735       0.0%
*   Emerson Pacific, Inc.                     1,462   51,606       0.0%
    ENF Technology Co., Ltd.                  4,799   75,190       0.0%
    Eo Technics Co., Ltd.                       867   60,784       0.0%
    Eugene Corp.                             13,972  105,341       0.0%
*   Eugene Investment & Securities Co., Ltd. 23,816   83,084       0.0%
    Eugene Technology Co., Ltd.               1,112   18,772       0.0%
*   Eusu Holdings Co., Ltd.                   7,790   49,618       0.0%
    EVERDIGM Corp.                            1,142   10,858       0.0%
    Exicon Co., Ltd.                          1,586   15,869       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES  VALUE++   OF NET ASSETS**
                                           ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    F&F Co., Ltd.                           1,595 $   64,996       0.0%
    Farmsco                                 3,987     44,140       0.0%
*   FarmStory Co., Ltd.                    29,121     39,232       0.0%
#   Feelux Co., Ltd.                        7,006    117,400       0.0%
    Fila Korea, Ltd.                        4,332    526,185       0.0%
    Fine DNC Co., Ltd.                      5,828     14,936       0.0%
    Fine Semitech Corp.                     3,732     18,902       0.0%
*   Fine Technix Co., Ltd.                  5,200     11,440       0.0%
#*  Foosung Co., Ltd.                      15,450    135,127       0.0%
*   G-SMATT GLOBAL Co., Ltd.                1,959     21,030       0.0%
*   Gamevil, Inc.                             309     17,252       0.0%
    Global Standard Technology Co., Ltd.    1,947     17,127       0.0%
#   GMB Korea Corp.                         3,121     23,507       0.0%
#*  GNCO Co., Ltd.                         12,219     33,026       0.0%
    Golfzon Co., Ltd.                       1,071     44,761       0.0%
    Golfzon Newdin Holdings Co., Ltd.       8,068     41,696       0.0%
    Grand Korea Leisure Co., Ltd.          11,973    304,412       0.0%
    Green Cross Corp.                         345     69,648       0.0%
    Green Cross Holdings Corp.              6,029    214,608       0.0%
#   GS Engineering & Construction Corp.    10,989    417,135       0.0%
    GS Global Corp.                        25,862     95,932       0.0%
    GS Holdings Corp.                      26,617  1,523,590       0.1%
    GS Home Shopping, Inc.                    932    151,274       0.0%
    GS Retail Co., Ltd.                     6,254    217,260       0.0%
*   GY Commerce Co., Ltd.                   4,452     19,854       0.0%
    HAESUNG DS Co., Ltd.                    3,675     60,145       0.0%
    Haesung Industrial Co., Ltd.            1,021     15,251       0.0%
    Halla Corp.                             2,807     21,257       0.0%
    Halla Holdings Corp.                    3,103    148,571       0.0%
    Han Kuk Carbon Co., Ltd.               10,914     60,979       0.0%
    Hana Financial Group, Inc.             39,340  1,748,001       0.1%
*   Hana Micron, Inc.                       5,902     27,835       0.0%
    Hana Tour Service, Inc.                 2,549    281,656       0.0%
    Hancom MDS, Inc.                        1,135     18,410       0.0%
    Hancom, Inc.                            2,449     36,138       0.0%
    Handok, Inc.                              729     22,258       0.0%
    Handsome Co., Ltd.                      4,421    137,226       0.0%
    Hanil Cement Co., Ltd.                  1,011    157,012       0.0%
*   Hanjin Heavy Industries &
      Construction Co., Ltd.               31,347     98,717       0.0%
    Hanjin Kal Corp.                       15,101    343,526       0.0%
    Hanjin Transportation Co., Ltd.         3,112     74,794       0.0%
#*  Hankook Cosmetics Co., Ltd.             3,430     57,562       0.0%
    Hankook Cosmetics Manufacturing Co.,
      Ltd.                                    449     20,615       0.0%
    Hankook Shell Oil Co., Ltd.               160     49,892       0.0%
    Hankook Tire Co., Ltd.                 14,035    648,185       0.0%
    Hankuk Paper Manufacturing Co., Ltd.      663     14,794       0.0%
    Hanmi Pharm Co., Ltd.                     709    306,930       0.0%
    Hanmi Science Co., Ltd.                   707     51,166       0.0%
    Hanmi Semiconductor Co., Ltd.           7,775     75,952       0.0%
    Hanon Systems                          21,775    221,141       0.0%
    Hans Biomed Corp.                         730     20,259       0.0%
    Hansae Co., Ltd.                        3,328     70,203       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Hansae MK Co., Ltd.                      1,704 $   15,784       0.0%
    Hansae Yes24 Holdings Co., Ltd.          6,834     70,663       0.0%
    Hanshin Construction                     2,409     52,224       0.0%
    Hansol Chemical Co., Ltd.                2,668    175,785       0.0%
    Hansol Holdings Co., Ltd.               12,039     59,310       0.0%
    Hansol HomeDeco Co., Ltd.               31,649     50,291       0.0%
    Hansol Paper Co., Ltd.                   7,389    118,588       0.0%
*   Hansol SeenTec Co., Ltd.                12,363     14,611       0.0%
*   Hansol Technics Co., Ltd.                7,801     88,467       0.0%
#   Hanssem Co., Ltd.                        1,574    171,237       0.0%
#*  Hanwha Aerospace Co., Ltd.               8,688    194,753       0.0%
    Hanwha Chemical Corp.                   27,156    730,018       0.1%
    Hanwha Corp.                            26,886    999,615       0.1%
*   Hanwha Galleria Timeworld Co., Ltd.        549     26,646       0.0%
    Hanwha General Insurance Co., Ltd.      21,603    151,051       0.0%
#*  Hanwha Investment & Securities Co.,
      Ltd.                                  57,309    171,617       0.0%
    Hanwha Life Insurance Co., Ltd.        136,643    794,033       0.1%
    Hanyang Eng Co., Ltd.                    2,805     36,827       0.0%
#*  Harim Co., Ltd.                         29,001    104,277       0.0%
    Harim Holdings Co., Ltd.                15,010     56,348       0.0%
    HB Technology Co., Ltd.                 25,361     65,179       0.0%
*   Heung-A Shipping Co., Ltd.              63,239     49,320       0.0%
*   Heungkuk Fire & Marine Insurance Co.,
      Ltd.                                  12,434     66,434       0.0%
    Hite Jinro Co., Ltd.                     8,738    177,764       0.0%
    Hitejinro Holdings Co., Ltd.             2,966     26,230       0.0%
    HMC Investment Securities Co., Ltd.      5,341     58,703       0.0%
    Home Center Holdings Co., Ltd.          18,570     39,281       0.0%
    Hotel Shilla Co., Ltd.                   2,379    255,891       0.0%
    HS Industries Co., Ltd.                 18,165    144,831       0.0%
    HS R&A Co., Ltd.                        12,730     26,563       0.0%
    Huchems Fine Chemical Corp.              8,557    212,437       0.0%
*   Hugel, Inc.                                317    148,798       0.0%
*   Humax Co., Ltd.                          6,166     46,930       0.0%
    Humedix Co., Ltd.                          233      8,621       0.0%
*   Huneed Technologies                      2,097     21,682       0.0%
    Huons Co., Ltd.                            970    110,023       0.0%
    Huons Global Co., Ltd.                   1,985    132,071       0.0%
    Huvis Corp.                              3,861     48,516       0.0%
    Huvitz Co., Ltd.                         1,682     18,870       0.0%
    Hwa Shin Co., Ltd.                       6,628     23,370       0.0%
    Hwacheon Machine Tool Co., Ltd.            222     11,687       0.0%
    Hwail Pharm Co., Ltd.                    2,785     20,089       0.0%
#*  Hwajin Co., Ltd.                         4,139     13,300       0.0%
    Hwangkum Steel & Technology Co., Ltd.    3,708     42,337       0.0%
    HwaSung Industrial Co., Ltd.             2,437     37,537       0.0%
    Hy-Lok Corp.                             3,442     88,641       0.0%
    Hyosung Corp.                            9,600  1,174,468       0.1%
    Hyundai BNG Steel Co., Ltd.              2,999     36,203       0.0%
*   Hyundai Cement Co.                         369      9,029       0.0%
*   Hyundai Construction Equipment Co.,
      Ltd.                                     433     76,387       0.0%
    Hyundai Corp Holdings, Inc.              1,794     24,422       0.0%
    Hyundai Corp.                            2,694     56,291       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES  VALUE++   OF NET ASSETS**
                                           ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Hyundai Department Store Co., Ltd.      4,271 $  411,822       0.0%
    Hyundai Development Co-Engineering &
      Construction                         14,095    612,338       0.0%
    Hyundai Elevator Co., Ltd.              2,540    245,398       0.0%
    Hyundai Engineering & Construction
      Co., Ltd.                            23,253  1,377,118       0.1%
    Hyundai Engineering Plastics Co., Ltd.  7,950     50,149       0.0%
    Hyundai Glovis Co., Ltd.                3,813    599,206       0.0%
    Hyundai Greenfood Co., Ltd.            14,957    214,808       0.0%
*   Hyundai Heavy Industries Co., Ltd.      4,700    520,301       0.0%
*   Hyundai Heavy Industries Holdings
      Co., Ltd.                             1,784    700,979       0.1%
    Hyundai Home Shopping Network Corp.     2,189    221,648       0.0%
    Hyundai Hy Communications & Networks
      Co., Ltd.                            16,126     65,647       0.0%
    Hyundai Livart Furniture Co., Ltd.      3,328     75,286       0.0%
    Hyundai Marine & Fire Insurance Co.,
      Ltd.                                 30,742  1,098,322       0.1%
#*  Hyundai Merchant Marine Co., Ltd.      49,293    277,901       0.0%
*   Hyundai Mipo Dockyard Co., Ltd.         2,392    198,646       0.0%
    Hyundai Mobis Co., Ltd.                 4,890  1,132,444       0.1%
    Hyundai Motor Co.                      11,087  1,653,601       0.1%
*   Hyundai Rotem Co., Ltd.                 5,152    128,492       0.0%
    Hyundai Steel Co.                      12,097    683,755       0.0%
    Hyundai Telecommunication Co., Ltd.     1,996     21,751       0.0%
#   Hyundai Wia Corp.                       5,332    267,035       0.0%
    i-SENS, Inc.                              555     14,541       0.0%
    ICD Co., Ltd.                           6,033     54,981       0.0%
*   IHQ, Inc.                              30,632     60,900       0.0%
    IL Dong Pharmaceutical Co., Ltd.        1,428     33,066       0.0%
    IlDong Holdings Co., Ltd.               1,862     26,041       0.0%
    Iljin Display Co., Ltd.                 7,211     36,266       0.0%
    Iljin Electric Co., Ltd.                4,435     25,447       0.0%
#*  Iljin Holdings Co., Ltd.                5,037     24,677       0.0%
    Ilshin Spinning Co., Ltd.                 467     45,838       0.0%
*   Ilyang Pharmaceutical Co., Ltd.           980     37,417       0.0%
*   IM Co., Ltd.                            5,190     13,907       0.0%
    iMarketKorea, Inc.                      6,839     57,829       0.0%
    InBody Co., Ltd.                        2,830    113,470       0.0%
    Industrial Bank of Korea               41,219    646,389       0.0%
    INITECH Co., Ltd.                       3,505     28,357       0.0%
    Innocean Worldwide, Inc.                  789     48,916       0.0%
*   Innox Advanced Materials Co., Ltd.      1,354     84,896       0.0%
*   Insun ENT Co., Ltd.                     7,613     56,510       0.0%
#*  Interflex Co., Ltd.                     4,629     82,309       0.0%
    Interojo Co., Ltd.                      2,127     70,425       0.0%
    Interpark Corp.                         1,523     12,526       0.0%
    Interpark Holdings Corp.               18,307     59,944       0.0%
    INTOPS Co., Ltd.                        3,718     32,091       0.0%
    Inzi Controls Co., Ltd.                 3,569     24,195       0.0%
*   Iones Co., Ltd.                         1,757     22,510       0.0%
    IS Dongseo Co., Ltd.                    4,668    142,325       0.0%
    ISC Co., Ltd.                           3,003     43,182       0.0%
    ISU Chemical Co., Ltd.                  2,823     34,959       0.0%
    IsuPetasys Co., Ltd.                   13,287     51,042       0.0%
    It's Hanbul Co., Ltd.                     391     21,686       0.0%
    J.ESTINA Co., Ltd.                      3,160     30,097       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Jahwa Electronics Co., Ltd.               2,194 $   34,731       0.0%
    JASTECH, Ltd.                             4,110     50,178       0.0%
*   Jayjun Cosmetic Co., Ltd.                 5,119    122,442       0.0%
    JB Financial Group Co., Ltd.             49,189    281,726       0.0%
*   Jcontentree Corp.                         9,351     63,842       0.0%
    Jeju Air Co., Ltd.                        1,845     83,892       0.0%
    Jinro Distillers Co., Ltd.                  564     16,584       0.0%
    Jinsung T.E.C.                            1,676     17,720       0.0%
    Jusung Engineering Co., Ltd.              9,061     86,257       0.0%
    JVM Co., Ltd.                               366     16,321       0.0%
    JW Holdings Corp.                         8,257     66,517       0.0%
    JW Pharmaceutical Corp.                   1,240     47,964       0.0%
*   JYP Entertainment Corp.                  10,173    202,748       0.0%
    Kakao Corp.                                 322     33,133       0.0%
    Kakao M Corp.                               614     51,299       0.0%
*   Kanglim Co., Ltd.                         6,120     23,034       0.0%
    Kangnam Jevisco Co., Ltd.                   961     29,130       0.0%
    Kangwon Land, Inc.                        3,355     90,506       0.0%
    KAON Media Co., Ltd.                      3,801     34,738       0.0%
    KB Financial Group, Inc.                 28,642  1,627,297       0.1%
    KC Co., Ltd.                              2,687     51,287       0.0%
    KC Green Holdings Co., Ltd.               5,906     30,382       0.0%
    KC Tech Co., Ltd.                         3,017     59,473       0.0%
    KCC Corp.                                 1,165    425,249       0.0%
    KEC Corp.                                18,489     22,582       0.0%
    KEPCO Engineering & Construction Co.,
      Inc.                                    1,886     64,862       0.0%
    KEPCO Plant Service & Engineering Co.,
      Ltd.                                    2,168    102,500       0.0%
    Keyang Electric Machinery Co., Ltd.       8,517     38,505       0.0%
*   KEYEAST Co., Ltd.                        17,672     44,250       0.0%
    KG Chemical Corp.                         3,561     94,033       0.0%
    KG Eco Technology Service Co., Ltd.       5,815     24,354       0.0%
    Kginicis Co., Ltd.                        4,395     95,556       0.0%
    KGMobilians Co., Ltd.                     2,177     18,842       0.0%
#*  KH Vatec Co., Ltd.                        5,594     61,014       0.0%
    Kia Motors Corp.                         33,052  1,020,470       0.1%
    KISCO Corp.                               1,233     44,215       0.0%
    KISCO Holdings Co., Ltd.                    391     26,029       0.0%
    KISWIRE, Ltd.                             2,601     71,329       0.0%
*   Kiwi Media Group Co., Ltd.               26,536     15,156       0.0%
#   KIWOOM Securities Co., Ltd.               2,888    317,001       0.0%
*   KleanNara Co., Ltd.                       5,677     22,051       0.0%
*   KMH Co., Ltd.                             6,396     49,522       0.0%
    Kodaco Co., Ltd.                         11,316     32,334       0.0%
    Koentec Co., Ltd.                         5,183     26,867       0.0%
    Koh Young Technology, Inc.                3,071    291,619       0.0%
    Kolmar BNH Co., Ltd.                      2,164     62,496       0.0%
    Kolon Corp.                               2,068     99,912       0.0%
    Kolon Global Corp.                        2,247     24,219       0.0%
    Kolon Industries, Inc.                    3,972    253,066       0.0%
*   Kolon Life Science, Inc.                    694     51,256       0.0%
    Kolon Plastic, Inc.                       1,808     13,086       0.0%
*   Komipharm International Co., Ltd.         1,137     41,328       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SOUTH KOREA -- (Continued)
*   KONA I Co., Ltd.                          4,246 $ 40,024       0.0%
    Kook Soon Dang Brewery Co., Ltd.          6,281   35,493       0.0%
    Kopla Co., Ltd.                           2,495    9,428       0.0%
#*  Korea Aerospace Industries, Ltd.          8,473  340,506       0.0%
    Korea Alcohol Industrial Co., Ltd.        5,942   54,204       0.0%
    Korea Asset In Trust Co., Ltd.           19,242  111,271       0.0%
    Korea Autoglass Corp.                     2,222   34,787       0.0%
    Korea Cast Iron Pipe Industries Co.,
      Ltd.                                    1,166   15,434       0.0%
*   Korea Circuit Co., Ltd.                   4,852   38,289       0.0%
    Korea District Heating Corp.                585   44,025       0.0%
    Korea Electric Power Corp.                4,564  159,657       0.0%
    Korea Electric Power Corp. Sponsored ADR  4,000   69,560       0.0%
    Korea Electric Terminal Co., Ltd.         1,644   77,852       0.0%
*   Korea Gas Corp.                           3,552  181,555       0.0%
*   Korea Information & Communications Co,
      Ltd.                                    2,407   28,767       0.0%
    Korea Investment Holdings Co., Ltd.       8,732  737,604       0.1%
    Korea Kolmar Co., Ltd.                    1,852  141,245       0.0%
    Korea Kolmar Holdings Co., Ltd.             685   36,513       0.0%
*   Korea Line Corp.                          5,318  141,553       0.0%
*   Korea Materials & Analysis Corp.          1,303   16,023       0.0%
    Korea Petrochemical Ind Co., Ltd.         1,492  381,770       0.0%
    Korea Real Estate Investment & Trust
      Co., Ltd.                              35,985  103,303       0.0%
    Korea United Pharm, Inc.                  3,661   96,616       0.0%
    Korea Zinc Co., Ltd.                        802  324,592       0.0%
    Korean Air Lines Co., Ltd.               21,606  686,654       0.0%
    Korean Reinsurance Co.                   36,932  406,901       0.0%
    Kortek Corp.                              3,151   48,957       0.0%
    KPX Chemical Co., Ltd.                      542   30,436       0.0%
*   KSCB Co., Ltd.                            5,674   20,705       0.0%
    KSS LINE, Ltd.                            4,886   38,427       0.0%
    KT Corp.                                  2,588   65,802       0.0%
    KT Corp. Sponsored ADR                    2,500   33,575       0.0%
*   KT Hitel Co., Ltd.                        4,017   21,886       0.0%
    KT Skylife Co., Ltd.                     11,999  139,891       0.0%
    KT Submarine Co., Ltd.                    4,890   23,887       0.0%
    KT&G Corp.                                6,046  552,860       0.0%
*   KTB Investment & Securities Co., Ltd.    15,697   96,021       0.0%
    KTCS Corp.                                8,939   19,453       0.0%
    Ktis Corp.                                7,637   20,579       0.0%
    Kukbo Design Co., Ltd.                    1,117   22,060       0.0%
    Kukdo Chemical Co., Ltd.                    877   56,737       0.0%
    Kukje Pharma Co., Ltd.                    4,131   23,286       0.0%
    Kumho Industrial Co., Ltd.                5,409   66,546       0.0%
    Kumho Petrochemical Co., Ltd.             4,146  414,632       0.0%
*   Kumho Tire Co., Inc.                     34,546  199,082       0.0%
    Kumkang Kind Co., Ltd.                      826   25,678       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.      11,146   95,702       0.0%
*   Kwang Myung Electric Co., Ltd.            8,801   36,779       0.0%
    Kwangju Bank Co., Ltd.                   10,052  104,987       0.0%
    Kyobo Securities Co., Ltd.                7,517   72,562       0.0%
    Kyongbo Pharmaceutical Co., Ltd.          2,380   31,239       0.0%
    Kyung Dong Navien Co., Ltd.               1,287   71,395       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Kyung Nam Pharm Co., Ltd.                 3,666 $   59,038       0.0%
    Kyung-In Synthetic Corp.                  9,948     53,201       0.0%
    Kyungbang, Ltd.                           4,080     56,885       0.0%
    KyungDong City Gas Co., Ltd.                568     21,407       0.0%
    KyungDong Invest Co., Ltd.                  230      9,321       0.0%
    Kyungdong Pharm Co., Ltd.                 2,692     62,886       0.0%
*   LB Semicon, Inc.                         13,039     29,449       0.0%
    LEADCORP, Inc. (The)                      7,093     43,637       0.0%
*   Leaders Cosmetics Co., Ltd.               1,519     32,078       0.0%
    LEENO Industrial, Inc.                    2,474    132,157       0.0%
*   Leenos Corp.                              4,897     16,579       0.0%
    LF Corp.                                  6,902    181,508       0.0%
    LG Chem, Ltd.                             4,222  1,413,225       0.1%
    LG Corp.                                  6,968    527,093       0.0%
    LG Display Co., Ltd.                     78,538  1,714,807       0.1%
#   LG Display Co., Ltd. ADR                  7,000     75,600       0.0%
    LG Electronics, Inc.                     23,500  2,228,242       0.1%
    LG Hausys, Ltd.                           2,888    219,521       0.0%
    LG Household & Health Care, Ltd.            633    808,264       0.1%
    LG Innotek Co., Ltd.                      5,374    579,450       0.0%
    LG International Corp.                   10,704    263,792       0.0%
    LG Uplus Corp.                           90,555  1,036,701       0.1%
    LIG Nex1 Co., Ltd.                        2,537     93,584       0.0%
#   Lion Chemtech Co., Ltd.                   2,336     27,876       0.0%
#*  Liveplex Co., Ltd.                       14,590     17,987       0.0%
    LMS Co., Ltd.                             1,405     10,329       0.0%
    Lock & Lock Co., Ltd.                     1,832     40,308       0.0%
    LOT Vacuum Co., Ltd.                      3,898     47,895       0.0%
    Lotte Chemical Corp.                      3,765  1,449,814       0.1%
    Lotte Chilsung Beverage Co., Ltd.            30     45,474       0.0%
    LOTTE Fine Chemical Co., Ltd.             6,059    385,795       0.0%
    Lotte Food Co., Ltd.                         92     64,026       0.0%
    LOTTE Himart Co., Ltd.                    2,942    204,427       0.0%
    Lotte Non-Life Insurance Co., Ltd.       24,662     71,077       0.0%
    Lotte Shopping Co., Ltd.                  1,093    260,579       0.0%
    LS Cable & System Asia, Ltd.              2,218     14,609       0.0%
    LS Corp.                                  6,870    498,140       0.0%
    LS Industrial Systems Co., Ltd.           4,120    263,067       0.0%
*   Lumens Co., Ltd.                         10,136     37,691       0.0%
    LVMC Holdings                             7,228     33,980       0.0%
    Macquarie Korea Infrastructure Fund      38,126    319,345       0.0%
*   Macrogen, Inc.                            1,290     52,676       0.0%
    Maeil Holdings Co., Ltd.                  3,729     55,914       0.0%
#   Mando Corp.                               2,443    516,857       0.0%
    Mcnex Co., Ltd.                           3,776     60,231       0.0%
    Medy-Tox, Inc.                              547    355,509       0.0%
    MegaStudy Co., Ltd.                         429     14,763       0.0%
    MegaStudyEdu Co., Ltd.                      249     30,602       0.0%
*   Melfas, Inc.                              4,344     15,974       0.0%
    Meritz Financial Group, Inc.             20,620    268,465       0.0%
    Meritz Fire & Marine Insurance Co., Ltd. 24,422    477,345       0.0%
    Meritz Securities Co., Ltd.              76,653    295,934       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SOUTH KOREA -- (Continued)
#*  MGENPLUS Co., Ltd.                        2,738 $ 40,103       0.0%
    Mi Chang Oil Industrial Co., Ltd.           191   14,248       0.0%
*   MiCo, Ltd.                                7,444   33,315       0.0%
    Mirae Asset Daewoo Co., Ltd.             50,636  458,476       0.0%
    Mirae Asset Life Insurance Co., Ltd.     30,023  153,134       0.0%
    Miwon Specialty Chemical Co., Ltd.          850   46,967       0.0%
    MK Electron Co., Ltd.                     7,432   68,918       0.0%
*   MNTech Co., Ltd.                          7,262   28,183       0.0%
    Mobase Co., Ltd.                          4,670   20,283       0.0%
    Modetour Network, Inc.                    3,721  128,649       0.0%
    Moorim P&P Co., Ltd.                      9,257   56,590       0.0%
    Motonic Corp.                             3,936   37,745       0.0%
    Muhak Co., Ltd.                           4,292   67,935       0.0%
    Myungmoon Pharm Co., Ltd.                 4,773   36,593       0.0%
    Namhae Chemical Corp.                     4,425   75,042       0.0%
*   Namsun Aluminum Co., Ltd.                19,860   21,867       0.0%
    Namyang Dairy Products Co., Ltd.            115   72,906       0.0%
    Nasmedia Co., Ltd.                          630   41,370       0.0%
    NAVER Corp.                                 821  547,478       0.0%
    NCSoft Corp.                                420  140,773       0.0%
    NeoPharm Co., Ltd.                        1,128   62,023       0.0%
*   Neowiz                                    2,740   44,467       0.0%
*   Neowiz Holdings Corp.                     2,036   27,414       0.0%
#   NEPES Corp.                              10,260   82,889       0.0%
    Netmarble Corp.                             769  105,351       0.0%
    Nexen Corp.                               8,306   55,845       0.0%
    Nexen Tire Corp.                         15,039  169,493       0.0%
    Nexturn Co., Ltd.                         1,556   18,456       0.0%
    NH Investment & Securities Co., Ltd.     28,537  411,800       0.0%
*   NHN Entertainment Corp.                   3,917  224,529       0.0%
*   NHN KCP Corp.                             3,670   51,192       0.0%
    NICE Holdings Co., Ltd.                   7,246  134,557       0.0%
    Nice Information & Telecommunication,
      Inc.                                    2,137   50,511       0.0%
    NICE Information Service Co., Ltd.       13,197  122,167       0.0%
    NICE Total Cash Management Co., Ltd.      8,267   99,874       0.0%
#*  NK Co., Ltd.                             23,922   50,436       0.0%
    Nong Shim Holdings Co., Ltd.                716   71,215       0.0%
    Nong Woo Bio Co., Ltd.                    1,161   20,651       0.0%
    NongShim Co., Ltd.                          507  153,241       0.0%
    Noroo Holdings Co., Ltd.                    946   14,140       0.0%
    NOROO Paint & Coatings Co., Ltd.          2,394   19,859       0.0%
    NS Shopping Co., Ltd.                     5,600   73,250       0.0%
*   NUTRIBIOTECH Co., Ltd.                      862   22,349       0.0%
    OCI Co., Ltd.                             4,083  591,874       0.0%
*   Omnisystem Co., Ltd.                     13,737   36,208       0.0%
    Opto Device Technology Co., Ltd.          1,791   13,468       0.0%
*   OPTRON-TEC, Inc.                          5,659   32,441       0.0%
    Orion Corp.                                 660   76,593       0.0%
    Orion Holdings Corp.                      9,451  215,852       0.0%
*   Osstem Implant Co., Ltd.                  2,849  146,033       0.0%
#   Osung Advanced Materials Co., Ltd.()      2,719    1,998       0.0%
#*  Osung Advanced Materials Co.,
      Ltd.(6383404)                           5,004   15,090       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Ottogi Corp.                                 90 $   66,741       0.0%
    Paik Kwang Industrial Co., Ltd.           8,901     28,426       0.0%
*   Pan Ocean Co., Ltd.                      35,422    180,872       0.0%
*   Pan-Pacific Co., Ltd.                    10,094     31,362       0.0%
*   PaperCorea, Inc.                         10,118     14,171       0.0%
    Paradise Co., Ltd.                       10,740    233,079       0.0%
    Partron Co., Ltd.                        11,330     88,723       0.0%
*   Paru Co., Ltd.                            4,569     15,614       0.0%
*   People & Technologies, Inc.               1,440     17,729       0.0%
*   Pobis TNC Co., Ltd.                      10,917     15,011       0.0%
    Poongsan Corp.                            8,667    307,420       0.0%
    Poongsan Holdings Corp.                   1,313     59,497       0.0%
    POSCO                                     3,958  1,363,771       0.1%
    POSCO Sponsored ADR                      11,313    959,908       0.1%
#   POSCO Chemtech Co., Ltd.                  5,859    199,542       0.0%
    POSCO Coated & Color Steel Co., Ltd.      1,326     33,526       0.0%
    Posco Daewoo Corp.                       12,076    253,481       0.0%
    Posco ICT Co., Ltd.                      13,262     86,404       0.0%
*   Power Logics Co., Ltd.                   10,823     46,546       0.0%
    Protec Co., Ltd.                            380      6,759       0.0%
    PS TEC Co., Ltd.                          4,252     24,009       0.0%
    PSK, Inc.                                 5,179    111,128       0.0%
    Pulmuone Co., Ltd.                          213     29,743       0.0%
    Pungkuk Alcohol Industry Co., Ltd.          731      8,093       0.0%
    Pyeong Hwa Automotive Co., Ltd.           4,745     46,346       0.0%
    Rayence Co., Ltd.                           635     11,353       0.0%
*   Redrover Co., Ltd.                        9,635     30,890       0.0%
    RFTech Co., Ltd.                          8,496     38,393       0.0%
    Robostar Co., Ltd.                        1,336     25,309       0.0%
    S Net Systems, Inc.                       1,594      8,027       0.0%
    S&S Tech Corp.                            3,957     16,477       0.0%
*   S&T Dynamics Co., Ltd.                    5,618     38,475       0.0%
    S&T Holdings Co., Ltd.                    2,883     35,378       0.0%
    S&T Motiv Co., Ltd.                       3,487    106,790       0.0%
    S-1 Corp.                                 2,354    215,864       0.0%
#*  S-Connect Co., Ltd.                      22,401     52,570       0.0%
    S-Energy Co., Ltd.                        3,217     23,692       0.0%
#*  S-MAC Co., Ltd.                          17,626     40,279       0.0%
    S-Oil Corp.                               5,960    611,250       0.0%
*   S.Y. Panel Co., Ltd.                      3,038     27,904       0.0%
    Sajo Industries Co., Ltd.                 1,127     74,382       0.0%
*   Sajodongaone Co., Ltd.                    9,516     14,503       0.0%
#   Sam Chun Dang Pharm Co., Ltd.             5,368    231,355       0.0%
    Sam Young Electronics Co., Ltd.           4,313     48,733       0.0%
    Sam Yung Trading Co., Ltd.                1,601     26,185       0.0%
#   Sambo Motors Co., Ltd.                    2,454     22,790       0.0%
    Samchully Co., Ltd.                         644     67,141       0.0%
    Samchuly Bicycle Co., Ltd.                2,639     22,835       0.0%
    Samho Development Co., Ltd.               5,939     38,220       0.0%
*   Samho International Co., Ltd.             1,716     25,913       0.0%
    SAMHWA Paints Industrial Co., Ltd.        4,214     30,560       0.0%
    Samick Musical Instruments Co., Ltd.      9,330     22,055       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
SOUTH KOREA -- (Continued)
    Samick THK Co., Ltd.                      3,397 $    55,121       0.0%
    Samji Electronics Co., Ltd.               4,085      52,447       0.0%
*   Samjin LND Co., Ltd.                      8,627      22,526       0.0%
    Samjin Pharmaceutical Co., Ltd.           4,150     173,017       0.0%
    Samkee Automotive Co., Ltd.               9,415      29,484       0.0%
    Samkwang Glass Co., Ltd.                    844      34,174       0.0%
    Sammok S-Form Co., Ltd.                   3,916      56,757       0.0%
    SAMPYO Cement Co., Ltd.                  10,813      56,460       0.0%
    Samsung C&T Corp.                         2,397     312,647       0.0%
    Samsung Card Co., Ltd.                    6,679     232,910       0.0%
    Samsung Electro-Mechanics Co., Ltd.       9,767   1,072,482       0.1%
    Samsung Electronics Co., Ltd.             8,883  22,012,074       0.7%
*   Samsung Engineering Co., Ltd.             6,075     101,178       0.0%
    Samsung Fire & Marine Insurance Co.,
      Ltd.                                    2,959     738,832       0.1%
*   Samsung Heavy Industries Co., Ltd.       86,971     594,510       0.0%
    Samsung Life Insurance Co., Ltd.          4,838     528,150       0.0%
    Samsung SDI Co., Ltd.                     4,716     803,039       0.1%
    Samsung SDS Co., Ltd.                     1,090     247,581       0.0%
    Samsung Securities Co., Ltd.             14,836     510,257       0.0%
    SAMT Co., Ltd.                           33,156      61,439       0.0%
    Samwha Capacitor Co., Ltd.                3,391     203,553       0.0%
    Samyang Corp.                             1,105      92,060       0.0%
    Samyang Foods Co., Ltd.                     671      56,107       0.0%
    Samyang Holdings Corp.                    1,141     118,125       0.0%
    Samyang Tongsang Co., Ltd.                  936      38,484       0.0%
    Samyoung M-Tek Co., Ltd.                  3,893      17,186       0.0%
    Sang-A Frontec Co., Ltd.                  1,725      25,349       0.0%
*   Sangbo Corp.                              7,737      13,282       0.0%
*   Sangsangin Co., Ltd.                     12,437     251,398       0.0%
    Sangsin Brake                             1,583      10,508       0.0%
    SAVEZONE I&C Corp.                        2,867      11,872       0.0%
*   SBS Media Holdings Co., Ltd.             14,920      41,198       0.0%
*   SBW                                      36,660      51,923       0.0%
    Seah Besteel Corp.                        4,951     124,772       0.0%
    SeAH Steel Corp.                          1,414     123,070       0.0%
    Sebang Co., Ltd.                          3,396      42,170       0.0%
    Sebang Global Battery Co., Ltd.           2,869      87,188       0.0%
    Sebo Manufacturing Engineer Corp.         3,087      35,310       0.0%
*   Seegene, Inc.                             1,876      60,884       0.0%
    Sejong Industrial Co., Ltd.               5,251      38,587       0.0%
*   Sejong Telecom, Inc.                     70,699      42,130       0.0%
*   Sekonix Co., Ltd.                         3,946      36,647       0.0%
*   Seobu T&D                                 5,863      57,594       0.0%
    Seohan Co., Ltd.                         32,329      77,702       0.0%
    Seohee Construction Co., Ltd.            59,134      68,659       0.0%
    Seoul Auction Co., Ltd.                   1,148       9,867       0.0%
    Seoul Semiconductor Co., Ltd.            16,261     286,589       0.0%
    SEOWONINTECH Co., Ltd.                    3,132      20,292       0.0%
    Seoyon Co., Ltd.                          5,803      33,219       0.0%
    Seoyon E-Hwa Co., Ltd.                    3,606      27,797       0.0%
*   Sewon Cellontech Co., Ltd.                8,438      37,749       0.0%
    SFA Engineering Corp.                    10,342     312,627       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES  VALUE++   OF NET ASSETS**
                                           ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   SFA Semicon Co, Ltd.                   26,353 $   57,850       0.0%
#*  SG Corp.                               32,481     26,421       0.0%
*   SG&G Corp.                              6,213     14,789       0.0%
*   SGA Co., Ltd.                          17,926     14,591       0.0%
    SH Energy & Chemical Co., Ltd.         26,194     41,077       0.0%
*   Shin Poong Pharmaceutical Co., Ltd.     3,275     31,469       0.0%
    Shinhan Financial Group Co., Ltd.      37,571  1,672,911       0.1%
    Shinhan Financial Group Co., Ltd. ADR   3,200    142,784       0.0%
    Shinsegae Engineering & Construction
      Co., Ltd.                               863     29,876       0.0%
    Shinsegae Food Co., Ltd.                  316     44,406       0.0%
    Shinsegae Information & Communication
      Co., Ltd.                               458     69,832       0.0%
    Shinsegae International, Inc.             402     50,192       0.0%
    Shinsegae, Inc.                         2,246    871,747       0.1%
*   Shinsung Tongsang Co., Ltd.            23,223     27,555       0.0%
*   Shinwha Intertek Corp.                 10,450     26,386       0.0%
#*  Shinwon Corp.                           9,926     32,669       0.0%
    Shinyoung Securities Co., Ltd.          1,361     74,327       0.0%
    SHOWBOX Corp.                           5,036     25,134       0.0%
*   Signetics Corp.                        17,051     24,512       0.0%
    SIGONG TECH Co., Ltd.                   2,357     19,693       0.0%
    Silicon Works Co., Ltd.                 2,083     72,766       0.0%
    Silla Co., Ltd.                         3,447     53,824       0.0%
    SIMMTECH Co., Ltd.                     10,495     79,166       0.0%
    SIMMTECH HOLDINGS Co., Ltd.            18,290     36,584       0.0%
    Sindoh Co., Ltd.                        1,902    107,606       0.0%
    SK Bioland Co., Ltd.                    1,494     29,047       0.0%
*   SK Chemicals Co., Ltd.                  1,834    173,148       0.0%
    SK D&D Co., Ltd.                        1,284     35,449       0.0%
    SK Discovery Co., Ltd.                  1,707     67,850       0.0%
    SK Gas, Ltd.                            1,663    145,800       0.0%
    SK Holdings Co., Ltd.                   5,092  1,393,828       0.1%
    SK Hynix, Inc.                         46,357  3,645,699       0.1%
    SK Innovation Co., Ltd.                 7,223  1,323,588       0.1%
    SK Materials Co., Ltd.                    883    126,816       0.0%
    SK Networks Co., Ltd.                  47,962    251,491       0.0%
*   SK Securities Co., Ltd.                99,631    112,276       0.0%
    SK Telecom Co., Ltd.                      453     96,809       0.0%
    SK Telecom Co., Ltd. ADR                1,400     33,250       0.0%
    SKC Co., Ltd.                           6,532    231,385       0.0%
*   SKC Solmics Co., Ltd.                  14,915     67,383       0.0%
    SKCKOLONPI, Inc.                        4,953    198,952       0.0%
    SL Corp.                                4,432     91,722       0.0%
*   SM Entertainment Co.                    1,568     52,110       0.0%
#*  SMARK Co., Ltd.                        34,617     20,600       0.0%
    SMEC Co., Ltd.                          5,759     20,711       0.0%
*   SNU Precision Co., Ltd.                 3,896     12,104       0.0%
*   Solco Biomedical Co., Ltd.             15,056     10,467       0.0%
    Songwon Industrial Co., Ltd.            7,973    214,469       0.0%
    Soulbrain Co., Ltd.                     3,570    195,888       0.0%
    SPC Samlip Co., Ltd.                      385     46,352       0.0%
    SPG Co., Ltd.                           2,676     27,618       0.0%
    Spigen Korea Co., Ltd.                  1,063     51,244       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Ssangyong Cement Industrial Co., Ltd.     7,679 $214,194       0.0%
*   Ssangyong Motor Co.                      14,381   67,765       0.0%
    Suheung Co., Ltd.                         1,837   58,342       0.0%
*   Sunchang Corp.                            2,455   16,595       0.0%
*   SundayToz Corp.                             992   41,323       0.0%
    Sung Kwang Bend Co., Ltd.                 9,320  109,082       0.0%
*   Sungchang Enterprise Holdings, Ltd.      23,155   65,920       0.0%
    Sungdo Engineering & Construction Co.,
      Ltd.                                    5,057   34,164       0.0%
*   Sungshin Cement Co., Ltd.                 4,554   40,352       0.0%
#   Sungwoo Hitech Co., Ltd.                 14,616   80,517       0.0%
*   Sunjin Co., Ltd.                          4,911   73,709       0.0%
*   Suprema HQ, Inc.                            570    3,227       0.0%
*   Suprema, Inc.                               529   10,725       0.0%
#*  Synopex, Inc.                            18,521   65,648       0.0%
    Systems Technology, Inc.                  3,867   66,843       0.0%
*   T'way Holdings, Inc.                      6,101   33,761       0.0%
    Taekwang Industrial Co., Ltd.               135  164,078       0.0%
*   Taewoong Co., Ltd.                        2,741   48,702       0.0%
    Taeyoung Engineering & Construction
      Co., Ltd.                              15,658  170,393       0.0%
*   Taihan Electric Wire Co., Ltd.           11,757   18,466       0.0%
    Tailim Packaging Co., Ltd.                6,595   21,567       0.0%
*   TBH Global Co., Ltd.                      8,225   53,354       0.0%
    TechWing, Inc.                            4,245   72,315       0.0%
    TES Co., Ltd.                             6,178  172,885       0.0%
    Tesna Co., Ltd.                           1,456   22,739       0.0%
*   Thinkware Systems Corp.                   2,160   20,762       0.0%
*   TK Chemical Corp.                        10,111   20,553       0.0%
    TK Corp.                                  5,006   67,191       0.0%
    Tokai Carbon Korea Co., Ltd.              1,461   87,033       0.0%
    Tong Yang Moolsan Co., Ltd.              16,300   42,175       0.0%
    Tongyang Life Insurance Co., Ltd.        15,930  122,537       0.0%
    Tongyang, Inc.                           53,574  110,201       0.0%
    Top Engineering Co., Ltd.                 7,019   46,826       0.0%
*   Toptec Co., Ltd.                          8,221  203,308       0.0%
    Tovis Co., Ltd.                           5,714   46,570       0.0%
    TS Corp.                                    743   17,357       0.0%
*   Ubiquoss Holdings, Inc.                   2,090   11,658       0.0%
    Ubiquoss, Inc.                              666   14,985       0.0%
#*  Ugint Co., Ltd.                          27,877   46,409       0.0%
    UIL Co., Ltd.                             1,953   11,198       0.0%
    Uju Electronics Co., Ltd.                 1,387   14,563       0.0%
*   Unick Corp.                               2,721   13,158       0.0%
#   Unid Co., Ltd.                            2,127  110,895       0.0%
    Uniquest Corp.                            3,608   26,365       0.0%
*   Unison Co., Ltd.                         15,413   42,162       0.0%
    UniTest, Inc.                             4,699   69,108       0.0%
    Value Added Technologies Co., Ltd.        1,541   57,327       0.0%
    Viatron Technologies, Inc.                1,640   21,153       0.0%
    Vieworks Co., Ltd.                        1,617   58,471       0.0%
    Visang Education, Inc.                    2,929   27,847       0.0%
*   Vitzrocell Co., Ltd.                      2,406    6,125       0.0%
*   W Holding Co., Ltd.                      36,772   19,007       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES   VALUE++    OF NET ASSETS**
                                           ------ ------------ ---------------
SOUTH KOREA -- (Continued)
*   Webzen, Inc.                            4,379 $    115,580       0.0%
*   Welcron Co., Ltd.                       7,279       34,271       0.0%
    WeMade Entertainment Co., Ltd.            450       25,124       0.0%
    Whanin Pharmaceutical Co., Ltd.         4,204       84,359       0.0%
*   WillBes & Co. (The)                    19,813       34,947       0.0%
    Winix, Inc.                             1,438       26,193       0.0%
    WiSoL Co., Ltd.                        11,563      147,583       0.0%
*   WIZIT Co., Ltd.                        18,770       29,451       0.0%
*   Wonik Holdings Co., Ltd.               10,539       65,982       0.0%
    WONIK IPS Co., Ltd.                     8,396      266,931       0.0%
*   Wonik Materials Co., Ltd.               1,168       65,709       0.0%
*   Wonik QnC Corp.                         3,518       46,696       0.0%
#   Wonik Tera Semicon Co., Ltd.            4,830       88,835       0.0%
*   Woojin Plaimm Co., Ltd.                 1,781       11,530       0.0%
*   Woongjin Co., Ltd.                     21,955       92,518       0.0%
    Woongjin Thinkbig Co., Ltd.             9,131       60,290       0.0%
    Woori Bank                             61,244      914,339       0.1%
*   Woori Investment Bank Co., Ltd.        33,793       19,227       0.0%
*   Woorison F&G Co., Ltd.                 11,019       24,680       0.0%
    Woory Industrial Co., Ltd.              2,626       78,454       0.0%
    Wooshin Systems Co., Ltd.               3,007       20,901       0.0%
    WooSung Feed Co., Ltd.                  6,316       21,180       0.0%
    Y G-1 Co., Ltd.                         7,615      114,908       0.0%
*   YD Online Corp.                         5,106       12,726       0.0%
*   YeaRimDang Publishing Co., Ltd.         8,356       89,294       0.0%
    Yeong Hwa Metal Co., Ltd.              22,475       37,422       0.0%
    YES24 Co., Ltd.                         2,337       12,815       0.0%
    YG Entertainment, Inc.                  2,295       62,687       0.0%
    YMC Co., Ltd.                           1,363       22,197       0.0%
    Yong Pyong Resort Co., Ltd.             4,204       34,252       0.0%
    Yoosung Enterprise Co., Ltd.            3,387       10,545       0.0%
    YooSung T&S Co., Ltd.                   4,556       17,158       0.0%
    Youlchon Chemical Co., Ltd.             2,627       40,635       0.0%
    Young Poong Corp.                          88       69,405       0.0%
    Young Poong Precision Corp.             3,695       30,062       0.0%
    Youngone Corp.                          6,169      172,156       0.0%
    Youngone Holdings Co., Ltd.             1,998      100,111       0.0%
*   YoungWoo DSP Co., Ltd.                  2,864       11,193       0.0%
*   Yuanta Securities Korea Co., Ltd.      35,299      149,008       0.0%
    Yuhan Corp.                               342       73,053       0.0%
*   Yungjin Pharmaceutical Co., Ltd.        4,960       39,561       0.0%
    Zeus Co., Ltd.                          2,774       40,073       0.0%
                                                  ------------       ---
TOTAL SOUTH KOREA                                  138,942,708       4.3%
                                                  ------------       ---
SPAIN -- (1.7%)
    Abertis Infraestructuras SA            26,534      585,002       0.0%
#   Acciona SA                             14,249    1,191,876       0.1%
    Acerinox SA                            74,477    1,045,918       0.0%
    ACS Actividades de Construccion y
      Servicios SA                         39,188    1,651,579       0.1%
    Aena SME SA                             3,115      642,090       0.0%
    Alantra Partners SA                       733       14,004       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
SPAIN -- (Continued)
    Almirall SA                                5,102 $   63,419       0.0%
    Amadeus IT Group SA                       35,860  2,616,338       0.1%
*   Amper SA                                 289,548     82,503       0.0%
    Applus Services SA                        46,758    631,825       0.0%
#   Atresmedia Corp. de Medios de
      Comunicacion SA                         28,234    264,441       0.0%
    Azkoyen SA                                 4,802     46,893       0.0%
    Banco Bilbao Vizcaya Argentaria SA       260,394  2,107,119       0.1%
    Banco de Sabadell SA                   1,013,362  1,983,035       0.1%
#   Banco Santander SA                     1,234,394  7,975,322       0.3%
#   Banco Santander SA Sponsored ADR          64,309    419,291       0.0%
#   Bankia SA                                147,437    646,897       0.0%
    Bankinter SA                              41,650    435,290       0.0%
*   Baron de Ley                                 258     34,963       0.0%
    Bolsas y Mercados Espanoles SHMSF SA      23,703    830,754       0.0%
    CaixaBank SA                             354,511  1,723,942       0.1%
    Cellnex Telecom SA                        47,929  1,285,419       0.1%
    Cia de Distribucion Integral Logista
      Holdings SA                             13,661    307,227       0.0%
    Cie Automotive SA                         19,308    721,769       0.0%
    Construcciones y Auxiliar de
      Ferrocarriles SA                         5,623    269,659       0.0%
#*  Deoleo SA                                139,533     29,942       0.0%
    Distribuidora Internacional de
      Alimentacion SA                        196,064    908,600       0.0%
#*  Duro Felguera SA                          14,383      4,591       0.0%
    Ebro Foods SA                             17,019    410,411       0.0%
*   eDreams ODIGEO SA                         17,017     77,791       0.0%
    Elecnor SA                                10,479    164,331       0.0%
    Enagas SA                                 91,919  2,671,713       0.1%
    Ence Energia y Celulosa SA                69,910    539,350       0.0%
    Endesa SA                                 28,968    675,539       0.0%
    Ercros SA                                 54,416    277,781       0.0%
    Euskaltel SA                              25,519    236,617       0.0%
    Faes Farma SA                             60,054    243,824       0.0%
    Ferrovial SA                              18,829    402,181       0.0%
#   Fluidra SA                                 8,876    128,451       0.0%
*   Fomento de Construcciones y Contratas
      SA                                       9,183    118,343       0.0%
    Gas Natural SDG SA                        71,603  1,804,942       0.1%
    Grifols SA                                17,715    496,689       0.0%
    Grupo Catalana Occidente SA               10,508    462,685       0.0%
#*  Grupo Empresarial San Jose SA              1,990      9,191       0.0%
*   Grupo Ezentis SA                          48,384     42,614       0.0%
    Iberdrola SA                             669,625  5,173,486       0.2%
*   Indra Sistemas SA                         40,065    553,651       0.0%
#   Industria de Diseno Textil SA             28,692    889,400       0.0%
*   Liberbank SA                             636,832    364,260       0.0%
    Mapfre SA                                444,626  1,542,399       0.1%
#   Mediaset Espana Comunicacion SA           62,849    601,475       0.0%
    Melia Hotels International SA             22,052    327,876       0.0%
    Miquel y Costas & Miquel SA                5,442    219,226       0.0%
    NH Hotel Group SA                         43,409    334,699       0.0%
#*  Obrascon Huarte Lain SA                   47,065    219,449       0.0%
    Papeles y Cartones de Europa SA           18,922    366,141       0.0%
*   Pharma Mar SA                             17,562     34,274       0.0%
#*  Promotora de Informaciones SA Class A     92,402    216,453       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------- ----------- ---------------
SPAIN -- (Continued)
    Prosegur Cia de Seguridad SA          80,320 $   607,154       0.0%
#*  Quabit Inmobiliaria SA                15,441      35,962       0.0%
*   Realia Business SA                    34,650      45,935       0.0%
#   Red Electrica Corp. SA                56,524   1,177,418       0.1%
    Repsol SA                            176,162   3,361,669       0.1%
    Repsol SA Sponsored ADR                  226       4,321       0.0%
#   Sacyr SA                             136,969     392,930       0.0%
    Saeta Yield SA                        11,866     176,438       0.0%
    Siemens Gamesa Renewable Energy SA    13,059     223,629       0.0%
#*  Solaria Energia y Medio Ambiente SA   19,808      82,045       0.0%
    Talgo SA                              37,357     228,242       0.0%
#   Tecnicas Reunidas SA                   9,921     319,778       0.0%
    Telefonica SA                        245,727   2,504,076       0.1%
    Telefonica SA Sponsored ADR            6,481      65,782       0.0%
*   Tubacex SA                            17,854      76,184       0.0%
#*  Tubos Reunidos SA                     22,892      11,145       0.0%
    Vidrala SA                             6,134     643,303       0.0%
#   Viscofan SA                           16,396   1,086,575       0.0%
*   Vocento SA                             5,805       9,642       0.0%
    Zardoya Otis SA                       55,531     566,783       0.0%
                                                 -----------       ---
TOTAL SPAIN                                       59,743,961       1.8%
                                                 -----------       ---
SWEDEN -- (1.8%)
    AAK AB                                 8,056     710,935       0.0%
    Acando AB                             33,126     111,590       0.0%
    AddLife AB                             1,848      38,655       0.0%
    AddNode Group AB                       4,476      42,231       0.0%
    AddTech AB Class B                    14,286     296,664       0.0%
    AF AB Class B                         19,366     402,919       0.0%
    Alfa Laval AB                         27,674     684,617       0.0%
#   Alimak Group AB                        2,704      39,988       0.0%
#*  Anoto Group AB                        31,703      14,246       0.0%
*   Arjo AB Class B                       29,000      85,913       0.0%
    Assa Abloy AB Class B                 40,078     839,911       0.0%
#   Atlas Copco AB Class A                23,568     921,658       0.1%
    Atlas Copco AB Class B                13,593     481,783       0.0%
    Atrium Ljungberg AB Class B           11,356     179,597       0.0%
    Attendo AB                             4,891      49,670       0.0%
#   Avanza Bank Holding AB                 6,527     306,820       0.0%
    Axfood AB                             15,786     293,280       0.0%
*   BE Group AB                              696       4,167       0.0%
    Beijer Alma AB                         8,495     243,916       0.0%
    Beijer Ref AB                            867      13,324       0.0%
    Bergman & Beving AB                    7,954      82,661       0.0%
    Betsson AB                            46,909     334,159       0.0%
    Bilia AB Class A                      52,784     435,185       0.0%
    BillerudKorsnas AB                    42,750     628,152       0.0%
    BioGaia AB Class B                     4,489     215,550       0.0%
    Biotage AB                            10,635     108,757       0.0%
#   Bjorn Borg AB                         11,408      33,189       0.0%
#   Boliden AB                            59,772   2,071,078       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES  VALUE++   OF NET ASSETS**
                                           ------ ---------- ---------------
SWEDEN -- (Continued)
#   Bonava AB Class B                      21,719 $  263,650       0.0%
    Bravida Holding AB                      4,437     31,777       0.0%
    Bufab AB                               10,599    142,977       0.0%
    Bulten AB                               5,345     67,659       0.0%
    Bure Equity AB                         19,336    207,317       0.0%
#   Byggmax Group AB                       33,815    179,497       0.0%
    Castellum AB                           37,558    607,113       0.0%
    Catena AB                               3,424     67,465       0.0%
    Cavotec SA                              5,921     16,604       0.0%
    Clas Ohlson AB Class B                 13,808    151,036       0.0%
    Cloetta AB Class B                     63,560    227,474       0.0%
*   Collector AB                            4,634     33,547       0.0%
    Com Hem Holding AB                     69,476  1,203,286       0.1%
    Concentric AB                          11,883    194,013       0.0%
    Coor Service Management Holding AB      6,606     45,753       0.0%
    Dedicare AB Class B                       797      5,590       0.0%
    Dios Fastigheter AB                    24,883    157,865       0.0%
#   Dometic Group AB                       41,441    396,633       0.0%
#*  Doro AB                                11,734     58,678       0.0%
    Duni AB                                 9,329    126,651       0.0%
    Dustin Group AB                        16,922    141,589       0.0%
    Eastnine AB                             9,352    101,184       0.0%
#   Elanders AB Class B                     2,784     23,334       0.0%
    Electrolux AB Series B                 20,602    542,176       0.0%
#   Elekta AB Class B                      33,319    377,765       0.0%
#*  Eltel AB                               12,624     36,447       0.0%
    Enea AB                                 3,603     34,032       0.0%
#   Essity AB Class A                       2,277     57,651       0.0%
    Essity AB Class B                      34,871    884,508       0.0%
#   eWork Group AB                          2,020     20,334       0.0%
    Fabege AB                              45,622    525,288       0.0%
#   Fagerhult AB                            8,630     88,061       0.0%
*   Fastighets AB Balder Class B           12,918    332,793       0.0%
    FastPartner AB                          2,144     37,213       0.0%
    Fenix Outdoor International AG            880    106,204       0.0%
*   Fingerprint Cards AB Class B           33,245     28,724       0.0%
#   Getinge AB Class B                     49,450    460,727       0.0%
    Granges AB                             35,084    490,778       0.0%
    Gunnebo AB                             12,728     43,929       0.0%
*   Haldex AB                              11,172    119,990       0.0%
    Hemfosa Fastigheter AB                 36,096    447,126       0.0%
#   Hennes & Mauritz AB Class B            30,274    520,240       0.0%
    Hexagon AB Class B                     11,231    648,465       0.0%
#   Hexpol AB                              61,107    632,340       0.0%
    HIQ International AB                   18,807    152,204       0.0%
#   Hoist Finance AB                        4,717     41,690       0.0%
    Holmen AB                              29,156    718,906       0.0%
#   Hufvudstaden AB Class A                17,897    262,654       0.0%
    Husqvarna AB Class A                    3,909     37,675       0.0%
    Husqvarna AB Class B                   96,883    931,809       0.1%
#   ICA Gruppen AB                         10,963    340,405       0.0%
#   Indutrade AB                           18,684    440,641       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
SWEDEN -- (Continued)
#   Intrum Justitia AB                       15,979 $  424,032       0.0%
    Inwido AB                                26,971    234,779       0.0%
    ITAB Shop Concept AB Class B              6,100     27,458       0.0%
    JM AB                                    26,688    528,005       0.0%
    KappAhl AB                               27,914     80,909       0.0%
#   Karo Pharma AB                           12,179     44,937       0.0%
    Kindred Group P.L.C.                     70,894    914,289       0.1%
    Klovern AB Class B                      155,399    193,912       0.0%
    KNOW IT AB                                8,241    167,809       0.0%
#   Kungsleden AB                            44,424    315,043       0.0%
#   Lagercrantz Group AB Class B             16,827    158,018       0.0%
    Lifco AB Class B                          4,400    159,783       0.0%
    Lindab International AB                  23,174    178,862       0.0%
    Loomis AB Class B                        40,095  1,460,133       0.1%
*   Lundin Petroleum AB                      16,381    451,574       0.0%
#*  Medivir AB Class B                        4,452     20,243       0.0%
    Mekonomen AB                              9,820    150,100       0.0%
    Millicom International Cellular SA       14,735    976,027       0.1%
    Modern Times Group MTG AB Class B        17,496    687,642       0.0%
*   Momentum Group AB Class B                 8,835     99,255       0.0%
    MQ Holding AB                            11,956     20,693       0.0%
#   Mycronic AB                              20,214    232,089       0.0%
    NCC AB Class B                           46,752    861,166       0.0%
#   NetEnt AB                                54,439    310,531       0.0%
    New Wave Group AB Class B                27,186    161,401       0.0%
    Nibe Industrier AB Class B               65,051    662,802       0.0%
    Nobia AB                                 57,413    451,653       0.0%
    Nobina AB                                54,096    355,009       0.0%
    Nolato AB Class B                        12,358    927,962       0.1%
    Nordea Bank AB                          222,161  2,259,522       0.1%
#   Opus Group AB                           125,884    101,406       0.0%
    Oriflame Holding AG                      13,340    632,145       0.0%
    Pandox AB                                16,490    277,538       0.0%
    Peab AB                                  81,752    723,780       0.0%
    Platzer Fastigheter Holding AB Class B    2,223     14,888       0.0%
    Pricer AB Class B                        37,914     36,380       0.0%
    Proact IT Group AB                        3,627     68,135       0.0%
#   Probi AB                                    961     53,506       0.0%
*   Qliro Group AB                           26,974     32,643       0.0%
#   Ratos AB Class B                         80,168    316,320       0.0%
#*  RaySearch Laboratories AB                 6,442     96,018       0.0%
#   Recipharm AB Class B                      2,457     33,278       0.0%
*   Rezidor Hotel Group AB                    5,762     16,541       0.0%
    Rottneros AB                             37,562     42,018       0.0%
    Saab AB Class B                          11,289    462,059       0.0%
    Sagax AB Class B                         10,084    117,997       0.0%
    Sandvik AB                               62,716  1,069,334       0.1%
*   SAS AB                                   62,754    156,610       0.0%
    Scandi Standard AB                       24,258    166,326       0.0%
    Scandic Hotels Group AB                  14,445    142,182       0.0%
    Sectra AB Class B                         4,559    100,638       0.0%
    Securitas AB Class B                     33,360    539,041       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
SWEDEN -- (Continued)
    Semcon AB                                2,968 $    18,911       0.0%
#*  Sensys Gatso Group AB                   93,608      14,338       0.0%
    Skandinaviska Enskilda Banken AB
      Class A                              108,069   1,014,555       0.1%
#   Skandinaviska Enskilda Banken AB
      Class C                                1,487      14,994       0.0%
#   Skanska AB Class B                      27,459     534,780       0.0%
    SKF AB Class A                           2,953      60,422       0.0%
    SKF AB Class B                          98,332   1,990,713       0.1%
    SkiStar AB                              11,047     227,784       0.0%
    SSAB AB Class A(BPRBWK4)                 2,266      12,724       0.0%
    SSAB AB Class A(B17H0S8)                32,153     181,794       0.0%
    SSAB AB Class B(BPRBWM6)                12,844      57,809       0.0%
    SSAB AB Class B(B17H3F6)                86,676     392,145       0.0%
    Svenska Cellulosa AB SCA Class A         6,709      75,401       0.0%
    Svenska Cellulosa AB SCA Class B       119,169   1,319,757       0.1%
    Svenska Handelsbanken AB Class A       106,235   1,184,760       0.1%
#   Svenska Handelsbanken AB Class B         2,115      25,185       0.0%
    Sweco AB Class B                        23,921     487,202       0.0%
    Swedbank AB Class A                     59,671   1,296,249       0.1%
    Swedish Match AB                        10,762     482,785       0.0%
*   Swedish Orphan Biovitrum AB             14,352     308,310       0.0%
    Swedol AB Class B                       19,515      70,846       0.0%
    Systemair AB                             2,297      30,367       0.0%
    Tele2 AB Class B                        85,242   1,104,900       0.1%
    Telefonaktiebolaget LM Ericsson
      Class A                                3,536      27,014       0.0%
    Telefonaktiebolaget LM Ericsson
      Class B                              207,739   1,583,691       0.1%
    Telefonaktiebolaget LM Ericsson
      Sponsored ADR                          8,088      61,064       0.0%
    Telia Co. AB                           501,685   2,470,150       0.1%
    Thule Group AB                          36,833     851,269       0.0%
#   Trelleborg AB Class B                   30,864     721,253       0.0%
#   Troax Group AB                           2,781      85,790       0.0%
#   Victoria Park AB Class B                25,797     105,921       0.0%
#   Vitrolife AB                             3,453     252,777       0.0%
    Volvo AB Class A                        30,091     515,733       0.0%
    Volvo AB Class B                       149,843   2,539,295       0.1%
#   Wallenstam AB Class B                   41,969     375,992       0.0%
#   Wihlborgs Fastigheter AB                17,103     396,355       0.0%
                                                   -----------       ---
TOTAL SWEDEN                                        63,089,538       1.9%
                                                   -----------       ---
SWITZERLAND -- (3.8%)
    ABB, Ltd.                              187,561   4,373,090       0.2%
#   ABB, Ltd. Sponsored ADR                 11,588     269,653       0.0%
    Adecco Group AG                         38,814   2,570,464       0.1%
    Allreal Holding AG                       5,218     857,889       0.0%
*   Alpiq Holding AG                         1,161      88,051       0.0%
    ALSO Holding AG                          2,206     271,804       0.0%
#   ams AG                                   7,373     608,102       0.0%
    APG SGA SA                                 419     171,989       0.0%
#*  Arbonia AG                              15,604     277,575       0.0%
#*  Aryzta AG                               31,965     673,691       0.0%
    Ascom Holding AG                        10,665     213,385       0.0%
    Autoneum Holding AG                      1,342     351,404       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
SWITZERLAND -- (Continued)
#   Bachem Holding AG Class B                   635 $   81,429       0.0%
    Baloise Holding AG                       11,855  1,879,075       0.1%
    Bank Cler AG                              1,127     47,737       0.0%
    Banque Cantonale de Geneve                  174     32,651       0.0%
#   Banque Cantonale Vaudoise                   647    515,629       0.0%
    Barry Callebaut AG                          521    935,340       0.0%
    Belimo Holding AG                           118    487,237       0.0%
    Bell Food Group AG                          390    153,202       0.0%
    Bellevue Group AG                         3,885     91,417       0.0%
#   Berner Kantonalbank AG                      879    164,458       0.0%
    BFW Liegenschaften AG                       830     36,471       0.0%
    BKW AG                                    3,354    218,602       0.0%
    Bobst Group SA                            5,079    541,870       0.0%
    Bossard Holding AG Class A                1,884    386,083       0.0%
    Bucher Industries AG                      2,573    942,963       0.0%
#   Burckhardt Compression Holding AG         1,389    450,721       0.0%
#   Burkhalter Holding AG                     1,263    118,729       0.0%
    Calida Holding AG                         1,330     48,424       0.0%
    Carlo Gavazzi Holding AG                    199     67,792       0.0%
    Cembra Money Bank AG                     10,884    922,563       0.0%
    Chocoladefabriken Lindt & Spruengli AG        5    379,235       0.0%
    Cicor Technologies, Ltd.                    775     46,104       0.0%
    Cie Financiere Richemont SA              29,928  2,844,916       0.1%
    Cie Financiere Tradition SA                 629     66,888       0.0%
    Clariant AG                              80,922  1,868,109       0.1%
    Coltene Holding AG                        1,262    117,476       0.0%
    Conzzeta AG                                 398    507,368       0.0%
    Credit Suisse Group AG                  161,654  2,726,494       0.1%
    Credit Suisse Group AG Sponsored ADR     11,668    195,675       0.0%
    Daetwyler Holding AG                      3,169    604,464       0.0%
    DKSH Holding AG                           8,678    695,980       0.0%
    dormakaba Holding AG                        982    759,588       0.0%
*   Dottikon Es Holding AG                       32     23,328       0.0%
#*  Dufry AG                                 10,193  1,441,676       0.1%
    EFG International AG                     40,292    327,294       0.0%
    Emmi AG                                     898    724,387       0.0%
    EMS-Chemie Holding AG                       594    366,880       0.0%
    Feintool International Holding AG           744     84,848       0.0%
    Flughafen Zurich AG                       7,340  1,532,815       0.1%
    Forbo Holding AG                            456    637,856       0.0%
    GAM Holding AG                           74,694  1,192,282       0.1%
    Geberit AG                                2,493  1,063,843       0.0%
    Georg Fischer AG                          2,238  2,781,961       0.1%
    Givaudan SA                                 690  1,535,974       0.1%
#   Gurit Holding AG                            206    174,911       0.0%
    Helvetia Holding AG                       3,018  1,792,726       0.1%
    Hiag Immobilien Holding AG                  988    123,678       0.0%
#   HOCHDORF Holding AG                         378    106,128       0.0%
#   Huber & Suhner AG                         4,423    252,629       0.0%
*   Idorsia, Ltd.                             4,280     98,160       0.0%
    Implenia AG                               5,740    438,169       0.0%
    Inficon Holding AG                          631    377,804       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Interroll Holding AG                    300 $   497,009       0.0%
    Intershop Holding AG                    390     194,666       0.0%
#   Investis Holding SA                     239      15,036       0.0%
    Julius Baer Group, Ltd.              25,770   1,529,406       0.1%
    Jungfraubahn Holding AG                 519      85,878       0.0%
    Kardex AG                             2,304     323,715       0.0%
    Komax Holding AG                      1,115     306,486       0.0%
#   Kudelski SA                          13,192     121,368       0.0%
#   Kuehne + Nagel International AG       3,270     509,125       0.0%
#   LafargeHolcim, Ltd.                  26,282   1,460,004       0.1%
    LafargeHolcim, Ltd.                   6,741     376,099       0.0%
#*  Lastminute.com NV                     1,768      27,195       0.0%
    LEM Holding SA                          135     213,180       0.0%
    Liechtensteinische Landesbank AG      2,194     140,178       0.0%
    Logitech International SA(B18ZRK2)    5,234     193,360       0.0%
    Logitech International SA(B1921K0)   27,599   1,021,715       0.0%
    Lonza Group AG                        8,599   2,101,009       0.1%
    Luzerner Kantonalbank AG              1,008     543,474       0.0%
#   Meier Tobler Group AG                 1,320      43,476       0.0%
    Metall Zug AG Class B                    59     197,913       0.0%
#*  Meyer Burger Technology AG           73,921      91,730       0.0%
    Mobilezone Holding AG                 9,636     113,997       0.0%
*   Mobimo Holding AG                     2,225     574,689       0.0%
    Nestle SA                           200,030  15,496,339       0.5%
    Novartis AG                         111,773   8,603,648       0.3%
    Novartis AG Sponsored ADR            20,738   1,590,397       0.1%
    OC Oerlikon Corp. AG                 66,863   1,079,452       0.1%
#*  Orascom Development Holding AG        4,153      63,991       0.0%
    Orior AG                              2,018     166,945       0.0%
    Panalpina Welttransport Holding AG    2,788     352,875       0.0%
    Partners Group Holding AG             1,420   1,035,706       0.0%
    Phoenix Mecano AG                       135      91,102       0.0%
    Plazza AG Class A                       199      45,587       0.0%
#   PSP Swiss Property AG                10,200     953,056       0.0%
    Rieter Holding AG                     1,349     260,496       0.0%
    Roche Holding AG(7108918)               908     206,778       0.0%
    Roche Holding AG(7110388)            25,011   5,557,128       0.2%
    Romande Energie Holding SA               40      46,716       0.0%
    Schaffner Holding AG                    112      33,443       0.0%
    Schindler Holding AG                  1,218     243,721       0.0%
*   Schmolz + Bickenbach AG             173,638     139,774       0.0%
    Schweiter Technologies AG               363     412,785       0.0%
    SFS Group AG                          7,065     794,362       0.0%
    SGS SA                                  363     881,599       0.0%
    Siegfried Holding AG                  1,556     540,680       0.0%
    Sika AG                                 321   2,329,249       0.1%
    Sonova Holding AG                     9,125   1,503,742       0.1%
    St Galler Kantonalbank AG               867     464,969       0.0%
    Straumann Holding AG                  1,478   1,003,306       0.0%
    Sulzer AG                             6,717     772,782       0.0%
    Sunrise Communications Group AG      18,845   1,477,172       0.1%
    Swatch Group AG (The)(7184725)        4,212   2,022,507       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------- ------------ ---------------
SWITZERLAND -- (Continued)
    Swatch Group AG (The)(7184736)          7,718 $    687,702       0.0%
    Swiss Life Holding AG                   4,841    1,693,473       0.1%
    Swiss Prime Site AG                    11,068    1,037,004       0.0%
    Swiss Re AG                            22,449    2,138,699       0.1%
#   Swisscom AG                             6,312    3,027,440       0.1%
    Swissquote Group Holding SA             3,799      214,481       0.0%
    Tamedia AG                                756      115,894       0.0%
    Tecan Group AG                          1,994      438,432       0.0%
    Temenos Group AG                       10,256    1,290,491       0.1%
    Thurgauer Kantonalbank                    480       50,117       0.0%
*   Tornos Holding AG                       2,544       38,873       0.0%
#   u-blox Holding AG                       3,387      618,877       0.0%
    UBS Group AG(BRJL176)                 247,106    4,147,647       0.1%
#*  UBS Group AG(H42097107)                14,105      236,964       0.0%
    Valiant Holding AG                      6,432      772,337       0.0%
    Valora Holding AG                       1,590      531,834       0.0%
    VAT Group AG                            6,513      960,546       0.0%
    Vaudoise Assurances Holding SA            378      205,874       0.0%
    Vetropack Holding AG                       36       74,013       0.0%
#   Vifor Pharma AG                        11,212    1,769,380       0.1%
    Vontobel Holding AG                    11,973      789,589       0.0%
    VP Bank AG                                655      107,086       0.0%
    VZ Holding AG                             610      171,385       0.0%
    Walliser Kantonalbank                     123       14,581       0.0%
    Warteck Invest AG                           7       14,259       0.0%
#   Ypsomed Holding AG                        888      134,728       0.0%
    Zehnder Group AG                        3,885      162,873       0.0%
*   Zueblin Immobilien Holding AG             454       11,766       0.0%
    Zuger Kantonalbank AG                      13       81,219       0.0%
#   Zurich Insurance Group AG              14,341    4,581,023       0.2%
                                                  ------------       ---
TOTAL SWITZERLAND                                  129,708,738       4.0%
                                                  ------------       ---
TAIWAN -- (3.6%)
    A-DATA Technology Co., Ltd.            89,000      214,817       0.0%
    ABC Taiwan Electronics Corp.           28,000       49,223       0.0%
    Ability Enterprise Co., Ltd.           86,988       50,737       0.0%
#   Ability Opto-Electronics Technology
      Co., Ltd.                            19,000       30,250       0.0%
    AcBel Polytech, Inc.                  121,000       77,307       0.0%
    Accton Technology Corp.               139,000      317,688       0.0%
    Acer, Inc.                            673,000      513,258       0.0%
    ACES Electronic Co., Ltd.              18,000       15,883       0.0%
    Acter Co., Ltd.                        17,000      131,561       0.0%
*   Action Electronics Co., Ltd.           63,000       13,423       0.0%
    Actron Technology Corp.                29,000      101,479       0.0%
    Addcn Technology Co., Ltd.              2,000       17,320       0.0%
    Adlink Technology, Inc.                28,659       58,769       0.0%
    Advanced Ceramic X Corp.               13,000      110,253       0.0%
    Advanced International Multitech
      Co., Ltd.                            50,000       72,420       0.0%
*   Advanced Lithium Electrochemistry
      Cayman Co., Ltd.                     30,000       23,582       0.0%
    Advanced Wireless Semiconductor Co.    47,000       97,940       0.0%
    Advancetek Enterprise Co., Ltd.        50,571       33,592       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
    Advantech Co., Ltd.                      17,599 $  120,817       0.0%
    Aerospace Industrial Development
      Corp.                                 250,000    292,346       0.0%
*   AGV Products Corp.                      174,875     44,259       0.0%
    Airmate Cayman International Co.,
      Ltd.                                   23,000     17,556       0.0%
    Airtac International Group               18,229    316,299       0.0%
*   Alchip Technologies, Ltd.                22,000     99,757       0.0%
*   ALI Corp.                               124,000     56,226       0.0%
    All Ring Tech Co., Ltd.                  25,000     53,373       0.0%
    Allied Circuit Co., Ltd.                 13,000     60,946       0.0%
    Allis Electric Co., Ltd.                 16,000      8,938       0.0%
    Alltop Technology Co., Ltd.              23,000     46,940       0.0%
#   Alpha Networks, Inc.                    134,300     90,091       0.0%
#   Altek Corp.                             121,000    127,281       0.0%
#   Amazing Microelectronic Corp.            27,560     83,120       0.0%
    Ambassador Hotel (The)                   48,000     37,209       0.0%
#   AmTRAN Technology Co., Ltd.             253,000    108,621       0.0%
    Anpec Electronics Corp.                  44,000     67,101       0.0%
    AP Memory Technology Corp.                8,000     21,506       0.0%
    Apacer Technology, Inc.                  16,750     21,593       0.0%
    APAQ Technology Co., Ltd.(BJK4W75)       24,000     47,842       0.0%
    APAQ Technology Co., Ltd.()               1,268        497       0.0%
    APCB, Inc.                               51,000     41,013       0.0%
    Apex Biotechnology Corp.                 32,000     32,539       0.0%
    Apex International Co., Ltd.             53,550     38,110       0.0%
    Arcadyan Technology Corp.                41,000     77,961       0.0%
    Ardentec Corp.                          166,990    187,827       0.0%
    ASE Industrial Holding Co., Ltd. ADR      8,500     46,495       0.0%
    ASE Industrial Holdings Co., Ltd.       688,931  1,869,811       0.1%
    Asia Cement Corp.                       471,000    502,640       0.0%
#   Asia Optical Co., Inc.                   63,000    193,886       0.0%
*   Asia Pacific Telecom Co., Ltd.          399,000    118,315       0.0%
    Asia Plastic Recycling Holding, Ltd.     95,910     36,215       0.0%
    Asia Polymer Corp.                      126,133     75,622       0.0%
    Asia Tech Image, Inc.                    17,000     25,497       0.0%
    Asia Vital Components Co., Ltd.         132,000    119,747       0.0%
    ASMedia Technology, Inc.                  5,260     60,578       0.0%
    ASPEED Technology, Inc.                   5,000    142,770       0.0%
    ASROCK, Inc.                             12,000     30,890       0.0%
    Asustek Computer, Inc.                   84,000    785,033       0.1%
    Aten International Co., Ltd.             43,000    141,974       0.0%
#   AU Optronics Corp.                    2,794,000  1,152,122       0.1%
#   AU Optronics Corp. Sponsored ADR         12,300     48,954       0.0%
    Audix Corp.                              17,000     24,387       0.0%
#   AURAS Technology Co., Ltd.               28,000     58,321       0.0%
    Aurora Corp.                             14,100     41,998       0.0%
    Avalue Technology, Inc.                  20,000     30,574       0.0%
    Avermedia Technologies                   85,000     34,636       0.0%
    AVY Precision Technology, Inc.           15,842     25,076       0.0%
    Axiomtek Co., Ltd.                       10,000     18,947       0.0%
    Bank of Kaohsiung Co., Ltd.             167,000     52,727       0.0%
#   Basso Industry Corp.                     56,000     99,334       0.0%
*   BenQ Materials Corp.                     28,000     16,283       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
#   BES Engineering Corp.                   557,000 $  142,378       0.0%
    Bin Chuan Enterprise Co., Ltd.           22,000     20,774       0.0%
#*  Biostar Microtech International Corp.    74,000     49,800       0.0%
    Bioteque Corp.                            8,000     32,284       0.0%
#   Bizlink Holding, Inc.                    48,488    358,055       0.0%
    Boardtek Electronics Corp.               37,000     32,534       0.0%
    Bothhand Enterprise, Inc.                26,000     59,822       0.0%
    Bright Led Electronics Corp.             41,000     21,166       0.0%
    Brighton-Best International Taiwan,
      Inc.                                   28,000     22,792       0.0%
    Browave Corp.                            11,000     11,198       0.0%
    C Sun Manufacturing, Ltd.                50,000     44,795       0.0%
    C-Media Electronics, Inc.                19,000     17,579       0.0%
    Cameo Communications, Inc.               53,000     12,656       0.0%
    Capital Futures Corp.                    14,000     29,063       0.0%
    Capital Securities Corp.                724,000    273,721       0.0%
#   Career Technology MFG. Co., Ltd.        113,071    165,589       0.0%
    Casetek Holdings, Ltd.                   55,377    135,480       0.0%
    Catcher Technology Co., Ltd.            143,000  1,585,894       0.1%
    Cathay Financial Holding Co., Ltd.      593,000  1,063,697       0.1%
    Cathay Real Estate Development Co.,
      Ltd.                                  198,000    115,111       0.0%
    Cayman Engley Industrial Co., Ltd.       10,000     50,777       0.0%
*   Center Laboratories, Inc.                38,200     90,831       0.0%
    Central Reinsurance Co., Ltd.            37,000     23,608       0.0%
    Chailease Holding Co., Ltd.             258,760    944,144       0.1%
    Chain Chon Industrial Co., Ltd.          47,000     20,797       0.0%
*   Champion Building Materials Co., Ltd.   118,000     32,586       0.0%
    Chang Hwa Commercial Bank, Ltd.         609,528    350,867       0.0%
    Chang Wah Electromaterials, Inc.          9,900     49,053       0.0%
    Channel Well Technology Co., Ltd.        48,000     48,014       0.0%
    Chant Sincere Co., Ltd.                  19,000     17,605       0.0%
#   Charoen Pokphand Enterprise              66,000    142,273       0.0%
    Chaun-Choung Technology Corp.            25,000     64,306       0.0%
    CHC Healthcare Group                     22,000     27,885       0.0%
    CHC Resources Corp.                      30,000     60,534       0.0%
    Chen Full International Co., Ltd.        38,000     54,880       0.0%
    Chenbro Micom Co., Ltd.                  23,000     36,003       0.0%
    Cheng Fwa Industrial Co., Ltd.           36,000     15,581       0.0%
#   Cheng Loong Corp.                       278,000    157,736       0.0%
#   Cheng Shin Rubber Industry Co., Ltd.    346,000    557,916       0.0%
    Cheng Uei Precision Industry Co.,
      Ltd.                                  156,000    202,489       0.0%
    Chenming Mold Industry Corp.             32,000     20,275       0.0%
    Chia Hsin Cement Corp.                  104,000     41,816       0.0%
    Chian Hsing Forging Industrial Co.,
      Ltd.                                   16,000     36,812       0.0%
    Chicony Electronics Co., Ltd.           136,093    335,295       0.0%
#   Chicony Power Technology Co., Ltd.       54,210     96,583       0.0%
    Chieftek Precision Co., Ltd.              8,000     45,544       0.0%
    Chien Kuo Construction Co., Ltd.         75,000     29,941       0.0%
#   Chilisin Electronics Corp.               66,457    206,600       0.0%
*   Chimei Materials Technology Corp.       197,000     71,504       0.0%
#   Chin-Poon Industrial Co., Ltd.          128,000    168,517       0.0%
*   China Airlines, Ltd.                  1,763,000    643,102       0.1%
    China Bills Finance Corp.               352,000    171,714       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
    China Chemical & Pharmaceutical Co.,
      Ltd.                                  105,000 $   71,879       0.0%
    China Development Financial Holding
      Corp.                               1,744,000    659,403       0.1%
*   China Electric Manufacturing Corp.       79,000     32,627       0.0%
*   China Fineblanking Technology Co.,
      Ltd.                                   15,000     20,087       0.0%
#   China General Plastics Corp.            143,932    153,940       0.0%
    China Life Insurance Co., Ltd.          327,634    354,973       0.0%
*   China Man-Made Fiber Corp.              389,800    128,769       0.0%
    China Metal Products                     87,000     90,414       0.0%
    China Motor Corp.                       191,000    179,695       0.0%
*   China Petrochemical Development Corp.   853,000    373,554       0.0%
    China Steel Chemical Corp.               27,000    142,362       0.0%
    China Steel Corp.                     1,098,000    868,855       0.1%
    China Steel Structure Co., Ltd.          20,000     20,571       0.0%
    China Synthetic Rubber Corp.            172,315    246,088       0.0%
    China Wire & Cable Co., Ltd.             31,000     27,606       0.0%
    Chinese Maritime Transport, Ltd.         35,000     34,459       0.0%
*   Ching Feng Home Fashions Co., Ltd.       41,000     25,446       0.0%
    Chipbond Technology Corp.               271,000    537,013       0.0%
#   ChipMOS TECHNOLOGIES, Inc.              106,000     73,410       0.0%
    Chlitina Holding, Ltd.                   20,000    130,452       0.0%
    Chong Hong Construction Co., Ltd.        44,100    128,075       0.0%
    Chroma ATE, Inc.                         47,000    236,327       0.0%
    Chun Yuan Steel                         140,000     53,573       0.0%
    Chung Hsin Electric & Machinery
      Manufacturing Corp.                   156,000    112,542       0.0%
*   Chung Hung Steel Corp.                  426,000    154,089       0.0%
    Chung Hwa Pulp Corp.                    193,228     71,411       0.0%
    Chunghwa Precision Test Tech Co.,
      Ltd.                                    2,000     50,925       0.0%
    Chunghwa Telecom Co., Ltd.               65,000    247,329       0.0%
    Chunghwa Telecom Co., Ltd. ADR            3,400    129,166       0.0%
    Chyang Sheng Dyeing & Finishing Co.,
      Ltd.                                   54,000     40,217       0.0%
    Cleanaway Co., Ltd.                      28,000    179,821       0.0%
    Clevo Co.                               184,000    181,527       0.0%
*   CMC Magnetics Corp.                     570,219    115,681       0.0%
*   Co-Tech Development Corp.                55,552     72,853       0.0%
    Coland Holdings, Ltd.                    13,000     18,321       0.0%
    Compal Electronics, Inc.              1,087,000    708,020       0.1%
    Compeq Manufacturing Co., Ltd.          419,000    417,466       0.0%
    Compucase Enterprise                     33,000     37,870       0.0%
*   Concord Securities Co., Ltd.            148,000     41,688       0.0%
    Continental Holdings Corp.              139,000     61,620       0.0%
    Contrel Technology Co., Ltd.             31,000     14,374       0.0%
#   Coremax Corp.                            13,000     52,462       0.0%
    Coretronic Corp.                        148,000    196,994       0.0%
    Coxon Precise Industrial Co., Ltd.       34,000     30,704       0.0%
    Creative Sensor, Inc.                    35,000     28,105       0.0%
*   CSBC Corp. Taiwan                       105,000     85,304       0.0%
    CTBC Financial Holding Co., Ltd.      1,572,563  1,121,494       0.1%
    CTCI Corp.                              159,000    267,843       0.0%
    Cub Elecparts, Inc.                      12,471    159,602       0.0%
    CviLux Corp.                             28,360     25,806       0.0%
    CX Technology Co., Ltd.                  28,986     18,470       0.0%
    Cyberlink Corp.                          23,000     50,031       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES   VALUE++  OF NET ASSETS**
                                          --------- -------- ---------------
TAIWAN -- (Continued)
    CyberPower Systems, Inc.                 17,000 $ 51,229       0.0%
    CyberTAN Technology, Inc.               105,000   61,825       0.0%
    Cypress Technology Co., Ltd.             17,800   42,831       0.0%
    D-Link Corp.                            210,800   77,608       0.0%
    DA CIN Construction Co., Ltd.            61,000   48,608       0.0%
    Da-Li Development Co., Ltd.              49,143   62,193       0.0%
    Dadi Early-Childhood Education
      Group, Ltd.                             8,079   64,030       0.0%
    Dafeng TV, Ltd.                          12,000   15,719       0.0%
*   Danen Technology Corp.                  107,000   21,672       0.0%
    Darfon Electronics Corp.                 95,000   99,481       0.0%
    Darwin Precisions Corp.                 183,000  141,180       0.0%
    Daxin Materials Corp.                    19,000   51,683       0.0%
    De Licacy Industrial Co., Ltd.           71,947   61,292       0.0%
    Delpha Construction Co., Ltd.            27,000   13,674       0.0%
    Delta Electronics, Inc.                  57,365  207,977       0.0%
    Depo Auto Parts Ind Co., Ltd.            40,000  107,889       0.0%
    Dimerco Data System Corp.                11,000   15,154       0.0%
    Dimerco Express Corp.                    18,000   12,507       0.0%
*   Dynamic Electronics Co., Ltd.            92,000   27,713       0.0%
    Dynapack International Technology
      Corp.                                  56,000   73,613       0.0%
    E Ink Holdings, Inc.                    179,000  198,063       0.0%
    E-Lead Electronic Co., Ltd.              12,000   10,041       0.0%
    E-LIFE MALL Corp.                        23,000   50,354       0.0%
*   E-Ton Solar Tech Co., Ltd.               44,000    6,716       0.0%
    E.Sun Financial Holding Co., Ltd.     1,037,501  733,672       0.1%
*   Eastern Media International Corp.       125,000   57,261       0.0%
    Eclat Textile Co., Ltd.                  24,583  296,580       0.0%
    ECOVE Environment Corp.                  11,000   64,636       0.0%
    Edimax Technology Co., Ltd.              97,000   26,689       0.0%
*   Edison Opto Corp.                        22,000   11,144       0.0%
    Edom Technology Co., Ltd.                65,467   37,077       0.0%
    eGalax_eMPIA Technology, Inc.            18,387   32,746       0.0%
    Elan Microelectronics Corp.              67,000   96,974       0.0%
    Elite Advanced Laser Corp.               61,880  216,814       0.0%
#   Elite Material Co., Ltd.                121,000  296,527       0.0%
    Elite Semiconductor Memory
      Technology, Inc.                       65,000   84,913       0.0%
*   Elitegroup Computer Systems Co., Ltd.   138,000   78,134       0.0%
    eMemory Technology, Inc.                 18,000  222,087       0.0%
    ENG Electric Co., Ltd.                   32,240    4,639       0.0%
    Ennoconn Corp.                           12,253  198,276       0.0%
    EnTie Commercial Bank Co., Ltd.          51,000   23,479       0.0%
*   Epileds Technologies, Inc.               24,000   16,124       0.0%
#*  Epistar Corp.                           269,000  366,104       0.0%
    Eson Precision Ind. Co., Ltd.            16,000   17,347       0.0%
    Eternal Materials Co., Ltd.             233,672  223,835       0.0%
*   Etron Technology, Inc.                  121,000   44,110       0.0%
    Eurocharm Holdings Co., Ltd.             13,000   38,765       0.0%
    Eva Airways Corp.                     1,362,162  731,466       0.1%
    Everest Textile Co., Ltd.                61,360   25,451       0.0%
    Evergreen International Storage &
      Transport Corp.                       217,000   98,710       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.     503,282  254,564       0.0%
    Everlight Chemical Industrial Corp.     136,405   82,490       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
    Everlight Electronics Co., Ltd.         136,000 $  190,605       0.0%
    Everspring Industry Co., Ltd.            41,000     14,472       0.0%
    Excelsior Medical Co., Ltd.              35,000     57,943       0.0%
    Far Eastern Department Stores, Ltd.     384,000    252,150       0.0%
    Far Eastern International Bank          895,541    300,463       0.0%
    Far Eastern New Century Corp.           480,100    458,227       0.0%
    Far EasTone Telecommunications Co.,
      Ltd.                                  162,000    428,608       0.0%
    Faraday Technology Corp.                 51,600    115,303       0.0%
    Farglory Land Development Co., Ltd.     125,000    136,974       0.0%
    Federal Corp.                           197,926     86,412       0.0%
    Feedback Technology Corp.                 7,700     29,361       0.0%
    Feng Hsin Steel Co., Ltd.               132,000    265,836       0.0%
    Feng TAY Enterprise Co., Ltd.            33,484    151,836       0.0%
*   First Copper Technology Co., Ltd.        87,000     32,927       0.0%
    First Financial Holding Co., Ltd.     1,185,057    814,736       0.1%
    First Hi-Tec Enterprise Co., Ltd.        25,969     33,842       0.0%
    First Insurance Co., Ltd. (The)          66,000     30,476       0.0%
*   First Steamship Co., Ltd.               207,311     86,082       0.0%
    FLEXium Interconnect, Inc.              135,112    353,071       0.0%
    Flytech Technology Co., Ltd.             51,297    133,870       0.0%
    FocalTech Systems Co., Ltd.              94,228     82,086       0.0%
    Forest Water Environment Engineering
      Co., Ltd.                              10,000     22,935       0.0%
    Formosa Advanced Technologies Co.,
      Ltd.                                   50,000     55,522       0.0%
    Formosa Chemicals & Fibre Corp.         156,000    573,167       0.0%
    Formosa International Hotels Corp.       12,672     65,629       0.0%
    Formosa Laboratories, Inc.               17,000     33,489       0.0%
    Formosa Petrochemical Corp.              61,000    248,901       0.0%
    Formosa Plastics Corp.                  126,000    442,164       0.0%
    Formosa Taffeta Co., Ltd.               191,000    215,958       0.0%
    Formosan Rubber Group, Inc.             106,110     53,662       0.0%
    Formosan Union Chemical                  97,785     61,697       0.0%
    Fortune Electric Co., Ltd.               40,000     36,142       0.0%
    Founding Construction & Development
      Co., Ltd.                              24,000     13,356       0.0%
    Foxconn Technology Co., Ltd.            122,535    304,240       0.0%
    Foxlink Image Technology Co., Ltd.       27,000     22,873       0.0%
#   Foxsemicon Integrated Technology,
      Inc.                                   24,150    156,526       0.0%
    Froch Enterprise Co., Ltd.               80,000     43,358       0.0%
    FSP Technology, Inc.                     45,000     36,556       0.0%
    Fubon Financial Holding Co., Ltd.       890,000  1,522,663       0.1%
    Fulgent Sun International Holding
      Co., Ltd.                              27,404     58,596       0.0%
    Fullerton Technology Co., Ltd.           23,000     18,559       0.0%
    Fulltech Fiber Glass Corp.               92,000     53,064       0.0%
    G Shank Enterprise Co., Ltd.             49,000     41,461       0.0%
    Gallant Precision Machining Co., Ltd.    59,000     45,905       0.0%
    GCS Holdings, Inc.                        9,000     20,015       0.0%
    GEM Services, Inc.                       21,000     58,581       0.0%
#   Gemtek Technology Corp.                 128,000    103,480       0.0%
#   General Interface Solution Holding,
      Ltd.                                  105,000    628,536       0.1%
    General Plastic Industrial Co., Ltd.     20,480     26,764       0.0%
    Generalplus Technology, Inc.             19,000     27,209       0.0%
    Genesys Logic, Inc.                      35,000     35,270       0.0%
*   Genius Electronic Optical Co., Ltd.      24,000    282,414       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
    GeoVision, Inc.                          22,977 $   23,445       0.0%
    Getac Technology Corp.                  163,000    234,404       0.0%
    Giant Manufacturing Co., Ltd.            49,000    248,858       0.0%
#   Giantplus Technology Co., Ltd.          151,000     76,893       0.0%
    Gigabyte Technology Co., Ltd.           174,000    380,467       0.0%
*   Gigastorage Corp.                       142,000     59,889       0.0%
    Ginko International Co., Ltd.            13,000    109,214       0.0%
*   Gintech Energy Corp.                    178,088     95,331       0.0%
    Global Brands Manufacture, Ltd.         121,000     51,013       0.0%
    Global Lighting Technologies, Inc.       25,000     30,548       0.0%
    Global Mixed Mode Technology, Inc.       10,000     21,919       0.0%
    Global PMX Co., Ltd.                      9,000     53,666       0.0%
    Global Unichip Corp.                     21,000    197,582       0.0%
    Globalwafers Co., Ltd.                   19,000    306,518       0.0%
    Globe Union Industrial Corp.             68,000     50,444       0.0%
    Gloria Material Technology Corp.        173,680    112,415       0.0%
    Glory Science Co., Ltd.                  13,000     19,646       0.0%
*   Gold Circuit Electronics, Ltd.          160,000     50,648       0.0%
    Golden Friends Corp.                     15,000     30,408       0.0%
*   Goldsun Building Materials Co., Ltd.    363,000    117,887       0.0%
    Gourmet Master Co., Ltd.                  8,085     93,159       0.0%
    Grand Fortune Securities Co., Ltd.       54,000     28,166       0.0%
    Grand Pacific Petrochemical             287,000    317,544       0.0%
    Grand Plastic Technology Corp.            7,000     36,763       0.0%
    GrandTech CG Systems, Inc.               24,000     46,152       0.0%
    Grape King Bio, Ltd.                     29,000    242,701       0.0%
    Great China Metal Industry               42,000     38,196       0.0%
    Great Taipei Gas Co., Ltd.               23,000     21,647       0.0%
    Great Wall Enterprise Co., Ltd.         230,000    297,446       0.0%
    Greatek Electronics, Inc.               121,000    218,977       0.0%
*   Green Energy Technology, Inc.            85,000     44,492       0.0%
#   Green Seal Holding, Ltd.                 25,500     32,103       0.0%
    Hannstar Board Corp.                    118,000     68,501       0.0%
#   HannStar Display Corp.                1,291,000    354,055       0.0%
*   HannsTouch Solution, Inc.               174,797     41,074       0.0%
    Hanpin Electron Co., Ltd.                14,000     11,941       0.0%
    Hey Song Corp.                           58,000     61,190       0.0%
    Highlight Tech Corp.                     23,000     21,194       0.0%
#   Highwealth Construction Corp.           240,300    369,962       0.0%
    HIM International Music, Inc.             6,000     33,613       0.0%
    Hiroca Holdings, Ltd.                    19,000     65,631       0.0%
    Hitron Technology, Inc.                  97,000     69,295       0.0%
    Hiwin Technologies Corp.                 36,850    555,105       0.0%
*   Ho Tung Chemical Corp.                  309,125     85,601       0.0%
*   Hocheng Corp.                           129,000     42,045       0.0%
    Holiday Entertainment Co., Ltd.          18,000     33,487       0.0%
    Holtek Semiconductor, Inc.               72,000    170,723       0.0%
#   Holy Stone Enterprise Co., Ltd.          38,500    187,194       0.0%
    Hon Hai Precision Industry Co., Ltd.    940,780  2,616,668       0.1%
    Hong Pu Real Estate Development Co.,
      Ltd.                                   97,000     73,939       0.0%
    Hong TAI Electric Industrial             63,000     24,349       0.0%
    Hong YI Fiber Industry Co.               56,000     38,913       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
*   Horizon Securities Co., Ltd.            113,000 $   28,869       0.0%
#   Hota Industrial Manufacturing Co.,
      Ltd.                                   55,786    245,223       0.0%
    Hotai Motor Co., Ltd.                    21,000    205,839       0.0%
    Hotron Precision Electronic
      Industrial Co., Ltd.                   28,100     46,290       0.0%
#   Hsin Kuang Steel Co., Ltd.              100,000    150,157       0.0%
    Hsin Yung Chien Co., Ltd.                 8,000     24,137       0.0%
#*  HTC Corp.                               148,000    300,053       0.0%
    Hu Lane Associate, Inc.                  31,000    145,131       0.0%
*   HUA ENG Wire & Cable Co., Ltd.          132,000     54,228       0.0%
    Hua Nan Financial Holdings Co., Ltd.    940,109    568,515       0.0%
    Huaku Development Co., Ltd.             106,000    244,736       0.0%
    Huang Hsiang Construction Corp.          44,000     41,821       0.0%
    Hung Ching Development &
      Construction Co., Ltd.                 38,000     37,324       0.0%
    Hung Sheng Construction, Ltd.           163,000    191,483       0.0%
    Hwa Fong Rubber Industrial Co., Ltd.    111,000     56,592       0.0%
*   I-Chiun Precision Industry Co., Ltd.     92,000     28,325       0.0%
    I-Sheng Electric Wire & Cable Co.,
      Ltd.                                   25,000     37,966       0.0%
    Ibase Technology, Inc.                   49,345     74,674       0.0%
*   Ichia Technologies, Inc.                138,000     73,643       0.0%
    Ideal Bike Corp.                         54,000     20,613       0.0%
    IEI Integration Corp.                    71,000     82,988       0.0%
    Infortrend Technology, Inc.              63,000     27,040       0.0%
    Innodisk Corp.                           26,646    117,814       0.0%
#   Innolux Corp.                         3,008,000  1,119,356       0.1%
    Inpaq Technology Co., Ltd.               24,000     34,042       0.0%
    Intai Technology Corp.                    7,000     22,879       0.0%
    Integrated Service Technology, Inc.      19,680     48,052       0.0%
    IntelliEPI, Inc.                          8,000     21,241       0.0%
    International Games System Co., Ltd.     25,000    134,573       0.0%
    Inventec Corp.                          451,000    341,697       0.0%
    Iron Force Industrial Co., Ltd.          14,000     42,166       0.0%
    ITE Technology, Inc.                     43,000     50,299       0.0%
    ITEQ Corp.                               87,000    193,469       0.0%
    Jarllytec Co., Ltd.                      21,000     33,599       0.0%
    Jentech Precision Industrial Co.,
      Ltd.                                   20,000     41,448       0.0%
    Jess-Link Products Co., Ltd.             50,250     48,284       0.0%
    Jih Lin Technology Co., Ltd.             17,000     47,479       0.0%
    Jih Sun Financial Holdings Co., Ltd.    576,712    171,675       0.0%
    Jinli Group Holdings, Ltd.               28,119     18,614       0.0%
    Johnson Health Tech Co., Ltd.            26,065     26,373       0.0%
    K Laser Technology, Inc.                 79,000     40,430       0.0%
    Kaori Heat Treatment Co., Ltd.           13,000     18,731       0.0%
    Kaulin Manufacturing Co., Ltd.           45,000     31,684       0.0%
    KEE TAI Properties Co., Ltd.            156,000     57,051       0.0%
    Kenda Rubber Industrial Co., Ltd.       110,899    128,123       0.0%
    Kenmec Mechanical Engineering Co.,
      Ltd.                                   84,000     29,566       0.0%
    Kerry TJ Logistics Co., Ltd.             45,000     61,019       0.0%
*   Key Ware Electronics Co., Ltd.           53,000     21,829       0.0%
    Kindom Construction Corp.               143,000     93,216       0.0%
    King Chou Marine Technology Co., Ltd.    36,340     41,662       0.0%
    King Slide Works Co., Ltd.                9,000    127,183       0.0%
    King Yuan Electronics Co., Ltd.         488,000    481,369       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                              SHARES  VALUE++  OF NET ASSETS**
                                              ------- -------- ---------------
TAIWAN -- (Continued)
    King's Town Bank Co., Ltd.                245,000 $293,463       0.0%
    Kingpak Technology, Inc.                    5,000   32,625       0.0%
    Kinik Co.                                  48,000  124,966       0.0%
#   Kinko Optical Co., Ltd.                    58,000   55,145       0.0%
    Kinpo Electronics                         457,000  161,602       0.0%
    Kinsus Interconnect Technology Corp.      100,000  164,273       0.0%
    KMC Kuei Meng International, Inc.          26,000  114,387       0.0%
    KS Terminals, Inc.                         32,000   54,645       0.0%
    Kung Long Batteries Industrial Co., Ltd.   25,000  120,503       0.0%
    Kung Sing Engineering Corp.               101,000   45,717       0.0%
*   Kuo Toong International Co., Ltd.          89,224   56,142       0.0%
*   Kuoyang Construction Co., Ltd.            142,000   70,758       0.0%
    Kwong Fong Industries Corp.                22,464   13,218       0.0%
    Kwong Lung Enterprise Co., Ltd.            20,000   32,056       0.0%
*   KYE Systems Corp.                          99,000   33,410       0.0%
    L&K Engineering Co., Ltd.                  71,000   87,566       0.0%
*   LAN FA Textile                             93,000   27,562       0.0%
    Land Mark Optoelectronics Corp.            20,000  186,536       0.0%
    Lanner Electronics, Inc.                   16,000   25,418       0.0%
    Largan Precision Co., Ltd.                  3,000  348,925       0.0%
    Laser Tek Taiwan Co., Ltd.                 14,000   14,498       0.0%
    Laster Tech Corp., Ltd.                    16,000   33,671       0.0%
    LCY Chemical Corp.                        162,000  240,081       0.0%
*   Lealea Enterprise Co., Ltd.               276,000  106,282       0.0%
    Ledlink Optics, Inc.                       17,850   23,366       0.0%
    LEE CHI Enterprises Co., Ltd.              36,000   12,612       0.0%
    Lelon Electronics Corp.                    30,850   60,673       0.0%
    Lemtech Holdings Co., Ltd.                  7,000   37,796       0.0%
*   LES Enphants Co., Ltd.                     32,000   15,121       0.0%
*   Lextar Electronics Corp.                  102,000   61,398       0.0%
#   Li Cheng Enterprise Co., Ltd.              32,300   45,251       0.0%
*   Li Peng Enterprise Co., Ltd.              283,600   78,919       0.0%
    Lian HWA Food Corp.                        16,720   19,690       0.0%
    Lida Holdings, Ltd.                        14,000   42,057       0.0%
    Lien Hwa Industrial Corp.                 220,438  281,418       0.0%
    Lifestyle Global Enterprise, Inc.           6,000   21,952       0.0%
    Lingsen Precision Industries, Ltd.        174,000   73,012       0.0%
    Lion Travel Service Co., Ltd.              15,000   55,185       0.0%
    Lite-On Semiconductor Corp.                90,000  114,569       0.0%
    Lite-On Technology Corp.                  700,417  924,278       0.1%
    Long Bon International Co., Ltd.          155,000   73,135       0.0%
#   Long Chen Paper Co., Ltd.                 168,279  196,349       0.0%
    Lotes Co., Ltd.                            19,000  122,704       0.0%
    Lu Hai Holding Corp.                       13,199   17,416       0.0%
    Lumax International Corp., Ltd.            21,600   43,313       0.0%
    Lung Yen Life Service Corp.                22,000   46,286       0.0%
#*  LuxNet Corp.                               39,207   31,436       0.0%
    Macauto Industrial Co., Ltd.                8,000   37,641       0.0%
    Machvision, Inc.                            9,000  113,536       0.0%
    Macroblock, Inc.                            5,000   13,944       0.0%
#*  Macronix International                    514,564  817,434       0.1%
    Mag Layers Scientific-Technics Co., Ltd.   25,300   56,287       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
    Makalot Industrial Co., Ltd.             80,167 $  385,940       0.0%
    Marketech International Corp.            29,000     57,106       0.0%
    Masterlink Securities Corp.             464,537    172,775       0.0%
#   Materials Analysis Technology, Inc.      19,257     45,793       0.0%
    Mayer Steel Pipe Corp.                   24,000     12,610       0.0%
    MediaTek, Inc.                           62,000    705,163       0.1%
    Mega Financial Holding Co., Ltd.      1,407,975  1,242,970       0.1%
    Meiloon Industrial Co.                   20,750     18,139       0.0%
    Mercuries & Associates Holding, Ltd.    160,531    130,356       0.0%
*   Mercuries Life Insurance Co., Ltd.      334,261    182,284       0.0%
    Merida Industry Co., Ltd.                 5,000     22,261       0.0%
#   Merry Electronics Co., Ltd.              74,000    340,767       0.0%
    Micro-Star International Co., Ltd.      178,000    555,922       0.0%
*   Microbio Co., Ltd.                      107,000     73,486       0.0%
    Microlife Corp.                          23,000     66,463       0.0%
    Mildef Crete, Inc.                       26,000     44,004       0.0%
    MIN AIK Technology Co., Ltd.             29,600     21,838       0.0%
    Mirle Automation Corp.                   51,000     73,618       0.0%
    Mitac Holdings Corp.                    205,692    222,523       0.0%
    Mobiletron Electronics Co., Ltd.         16,000     19,568       0.0%
    momo.com, Inc.                            8,000     66,348       0.0%
*   Motech Industries, Inc.                 153,589    106,730       0.0%
    MPI Corp.                                22,000     39,506       0.0%
    Nak Sealing Technologies Corp.           23,000     67,265       0.0%
    Namchow Holdings Co., Ltd.               68,000    138,357       0.0%
    Nan Kang Rubber Tire Co., Ltd.          103,000     86,811       0.0%
    Nan Liu Enterprise Co., Ltd.              7,000     37,448       0.0%
    Nan Ya Plastics Corp.                   143,000    391,675       0.0%
    Nan Ya Printed Circuit Board Corp.       85,000     76,623       0.0%
    Nang Kuang Pharmaceutical co., Ltd.      14,000     18,656       0.0%
    Nantex Industry Co., Ltd.                72,172     60,980       0.0%
    Nanya Technology Corp.                   88,432    275,278       0.0%
*   Neo Solar Power Corp.                   296,338    122,844       0.0%
    Netronix, Inc.                           31,000     33,113       0.0%
    New Best Wire Industrial Co., Ltd.       14,400     14,201       0.0%
    Nexcom International Co., Ltd.           13,000     12,036       0.0%
    Nichidenbo Corp.                         14,000     33,562       0.0%
    Nien Hsing Textile Co., Ltd.             25,245     21,091       0.0%
#   Nien Made Enterprise Co., Ltd.           23,000    204,298       0.0%
    Nishoku Technology, Inc.                 20,000     53,615       0.0%
    Novatek Microelectronics Corp.           92,000    386,172       0.0%
    Nuvoton Technology Corp.                 34,000     62,887       0.0%
    O-Bank Co., Ltd.                        476,000    138,933       0.0%
*   Ocean Plastics Co., Ltd.                 30,000     28,269       0.0%
    On-Bright Electronics, Inc.              11,120     89,748       0.0%
    OptoTech Corp.                          138,693    102,596       0.0%
    Orient Europharma Co., Ltd.               8,000     19,143       0.0%
*   Orient Semiconductor Electronics,
      Ltd.                                  203,000     55,861       0.0%
    Oriental Union Chemical Corp.           224,000    240,201       0.0%
    P-Duke Technology Co., Ltd.              14,700     34,917       0.0%
    Pacific Hospital Supply Co., Ltd.        15,000     37,601       0.0%
    Paiho Shih Holdings Corp.                39,960     70,562       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
TAIWAN -- (Continued)
#   Pan Jit International, Inc.           152,000 $  256,697       0.0%
    Pan-International Industrial Corp.    127,000     82,273       0.0%
    Paolung International Co., Ltd.        21,000     18,216       0.0%
    Parade Technologies, Ltd.              16,000    247,757       0.0%
    Paragon Technologies Co., Ltd.         26,000     25,226       0.0%
#   PChome Online, Inc.                    13,022     60,321       0.0%
#   PCL Technologies, Inc.                 15,180     38,575       0.0%
    Pegatron Corp.                        590,000  1,375,569       0.1%
    PharmaEngine, Inc.                      3,599     16,990       0.0%
*   PharmaEssentia Corp.                    4,000     24,450       0.0%
    Pharmally International Holding Co.,
      Ltd.                                  3,567     46,760       0.0%
*   Phihong Technology Co., Ltd.           88,222     32,166       0.0%
    Phison Electronics Corp.               36,000    325,902       0.0%
    Pixart Imaging, Inc.                   14,000     53,311       0.0%
    Planet Technology Corp.                21,000     43,100       0.0%
    Plastron Precision Co., Ltd.           24,000     14,725       0.0%
    Polytronics Technology Corp.           16,000     32,721       0.0%
    Posiflex Technology, Inc.              20,284     78,256       0.0%
    Pou Chen Corp.                        558,000    697,820       0.1%
*   Power Quotient International Co.,
      Ltd.                                 50,000     15,139       0.0%
    Power Wind Health Industry, Inc.        5,000     26,264       0.0%
    Powertech Technology, Inc.            319,000    913,178       0.1%
    Poya International Co., Ltd.            9,181    101,925       0.0%
    President Chain Store Corp.            36,000    353,861       0.0%
#*  President Securities Corp.            315,811    158,271       0.0%
    Primax Electronics, Ltd.              169,000    341,850       0.0%
    Prince Housing & Development Corp.    480,000    190,882       0.0%
    Promate Electronic Co., Ltd.           26,000     24,815       0.0%
*   Promise Technology, Inc.               26,000      8,219       0.0%
    Prosperity Dielectrics Co., Ltd.       25,086     44,612       0.0%
#   Qisda Corp.                           532,000    364,636       0.0%
    QST International Corp.                21,000     82,498       0.0%
    Qualipoly Chemical Corp.               20,000     22,621       0.0%
#   Quang Viet Enterprise Co., Ltd.        10,000     37,000       0.0%
    Quanta Computer, Inc.                 305,000    554,527       0.0%
    Quanta Storage, Inc.                   79,000     71,561       0.0%
    Quintain Steel Co., Ltd.              118,000     42,630       0.0%
#   Radiant Opto-Electronics Corp.        189,000    390,125       0.0%
*   Radium Life Tech Co., Ltd.            201,460     73,131       0.0%
    Rafael Microelectronics, Inc.           8,000     38,540       0.0%
    Realtek Semiconductor Corp.            80,000    302,536       0.0%
    Rechi Precision Co., Ltd.             122,000    131,734       0.0%
    Rich Development Co., Ltd.            174,000     71,309       0.0%
#   RichWave Technology Corp.              23,000     51,600       0.0%
*   Ritek Corp.                           555,138    109,896       0.0%
#*  Roo Hsing Co., Ltd.                   321,000    162,525       0.0%
    Rotam Global Agrosciences, Ltd.        32,000     26,927       0.0%
*   Ruentex Development Co., Ltd.         214,920    257,351       0.0%
#   Ruentex Industries, Ltd.               58,000    112,381       0.0%
    Sagittarius Life Science Corp.          9,000     19,721       0.0%
    Samebest Co., Ltd.                      4,000     47,398       0.0%
    Sampo Corp.                           100,000     45,002       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES   VALUE++  OF NET ASSETS**
                                          --------- -------- ---------------
TAIWAN -- (Continued)
    San Fang Chemical Industry Co., Ltd.     60,679 $ 66,262       0.0%
    San Shing Fastech Corp.                  43,000   82,732       0.0%
    Sanitar Co., Ltd.                        13,000   18,168       0.0%
    Sanyang Motor Co., Ltd.                 187,000  133,557       0.0%
    SCI Pharmtech, Inc.                      13,000   27,043       0.0%
    Scientech Corp.                          16,000   30,262       0.0%
#   SDI Corp.                                51,000  120,526       0.0%
    Senao International Co., Ltd.            28,000   49,433       0.0%
    Senao Networks, Inc.                     13,000   56,167       0.0%
#   Sercomm Corp.                            96,000  258,833       0.0%
    Sesoda Corp.                             63,999   63,790       0.0%
    Shan-Loong Transportation Co., Ltd.      32,000   36,003       0.0%
    Sharehope Medicine Co., Ltd.             12,696   15,873       0.0%
    Sheng Yu Steel Co., Ltd.                 40,000   35,944       0.0%
    ShenMao Technology, Inc.                 21,000   17,355       0.0%
    Shih Her Technologies, Inc.               9,000   10,353       0.0%
*   Shih Wei Navigation Co., Ltd.           106,000   26,406       0.0%
#   Shin Kong Financial Holding Co., Ltd. 1,764,260  717,034       0.1%
#   Shin Zu Shing Co., Ltd.                  48,000  126,154       0.0%
*   Shining Building Business Co., Ltd.     180,700   70,430       0.0%
    Shinkong Insurance Co., Ltd.             89,000   96,570       0.0%
    Shinkong Synthetic Fibers Corp.         432,000  148,242       0.0%
    Shiny Chemical Industrial Co., Ltd.      19,000   51,749       0.0%
    Shuttle, Inc.                            76,000   40,249       0.0%
    Sigurd Microelectronics Corp.           144,000  166,827       0.0%
    Silergy Corp.                             5,000  104,560       0.0%
*   Silicon Integrated Systems Corp.        124,146   35,352       0.0%
*   Siliconware Precision Industries
      Co., Ltd. Sponsored ADR                 1,172   10,183       0.0%
*   Silitech Technology Corp.                58,000   33,129       0.0%
    Simplo Technology Co., Ltd.              46,600  260,536       0.0%
    Sinbon Electronics Co., Ltd.             88,064  232,989       0.0%
    Sincere Navigation Corp.                108,000   63,819       0.0%
    Single Well Industrial Corp.             23,000   18,588       0.0%
    Sinher Technology, Inc.                  19,000   31,088       0.0%
    Sinmag Equipment Corp.                   12,000   62,595       0.0%
    Sino-American Electronic Co., Ltd.        7,672      710       0.0%
    Sino-American Silicon Products, Inc.    151,000  648,080       0.1%
    Sinon Corp.                             128,000   73,138       0.0%
    SinoPac Financial Holdings Co., Ltd.  2,041,143  734,537       0.1%
    Sinphar Pharmaceutical Co., Ltd.         50,000   39,170       0.0%
    Sinyi Realty Co.                        103,930  151,303       0.0%
    Sirtec International Co., Ltd.           51,000   66,261       0.0%
#   Sitronix Technology Corp.                51,000  145,879       0.0%
    Siward Crystal Technology Co., Ltd.      64,000   40,010       0.0%
    Soft-World International Corp.           21,000   61,766       0.0%
*   Solar Applied Materials Technology
      Co.                                    80,222   57,936       0.0%
*   Solartech Energy Corp.                  124,000   54,920       0.0%
    Solomon Technology Corp.                 56,000   38,595       0.0%
    Solteam Electronics Co., Ltd.            11,110   13,842       0.0%
    Song Shang Electronics Co., Ltd.         25,000   16,223       0.0%
    Sonix Technology Co., Ltd.               29,000   31,974       0.0%
    Spirox Corp.                             29,000   28,958       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES   VALUE++  OF NET ASSETS**
                                          --------- -------- ---------------
TAIWAN -- (Continued)
    Sporton International, Inc.              16,328 $ 90,584       0.0%
    St Shine Optical Co., Ltd.               12,000  321,724       0.0%
    Standard Chemical & Pharmaceutical
      Co., Ltd.                              32,000   39,452       0.0%
    Standard Foods Corp.                     37,402   83,881       0.0%
    Stark Technology, Inc.                   19,200   26,630       0.0%
    Sun Race Sturmey-Archer, Inc.             6,000   11,898       0.0%
    Sunjuice Holdings Co., Ltd.               5,000   29,009       0.0%
    Sunko INK Co., Ltd.                      29,000   11,827       0.0%
    Sunny Friend Environmental
      Technology Co., Ltd.                   15,000   98,278       0.0%
    Sunonwealth Electric Machine
      Industry Co., Ltd.                     88,000  107,226       0.0%
#   Sunplus Technology Co., Ltd.            226,000  109,969       0.0%
    Sunrex Technology Corp.                  47,574   24,887       0.0%
    Sunspring Metal Corp.                    35,000   42,749       0.0%
#   Supreme Electronics Co., Ltd.           136,509  145,960       0.0%
    Swancor Holding Co., Ltd.                29,000  147,302       0.0%
    Symtek Automation Asia Co., Ltd.         15,000   37,022       0.0%
    Syncmold Enterprise Corp.                60,000  131,400       0.0%
    Synmosa Biopharma Corp.                  16,000   16,181       0.0%
    Synnex Technology International Corp.   236,250  339,302       0.0%
    Sysage Technology Co., Ltd.              20,000   22,855       0.0%
    Systex Corp.                             65,000  140,640       0.0%
    T3EX Global Holdings Corp.               18,000   14,183       0.0%
#   TA Chen Stainless Pipe                  264,185  300,779       0.0%
    Ta Liang Technology Co., Ltd.            21,000   32,438       0.0%
*   Ta Ya Electric Wire & Cable             212,000  111,893       0.0%
    Ta Yih Industrial Co., Ltd.              17,000   46,744       0.0%
    TA-I Technology Co., Ltd.                26,000   46,598       0.0%
    Tai Tung Communication Co., Ltd.         29,000   17,476       0.0%
    Taichung Commercial Bank Co., Ltd.      879,085  303,913       0.0%
    TaiDoc Technology Corp.                  21,471  102,766       0.0%
    Taiflex Scientific Co., Ltd.             54,060   70,809       0.0%
*   TaiMed Biologics, Inc.                    6,000   62,365       0.0%
    Taimide Tech, Inc.                       38,000   77,716       0.0%
    Tainan Enterprises Co., Ltd.             28,000   21,752       0.0%
    Tainan Spinning Co., Ltd.               381,240  168,786       0.0%
*   Tainergy Tech Co., Ltd.                  81,000   25,960       0.0%
    Tainet Communication System Corp.        12,000   26,938       0.0%
    Taishin Financial Holding Co., Ltd.   1,226,768  596,111       0.0%
*   Taisun Enterprise Co., Ltd.              74,744   43,015       0.0%
*   Taita Chemical Co., Ltd.                 66,000   27,664       0.0%
    Taiwan Business Bank                    870,295  267,448       0.0%
    Taiwan Cement Corp.                     633,000  869,884       0.1%
    Taiwan Chinsan Electronic Industrial
      Co., Ltd.                              26,000   53,021       0.0%
    Taiwan Cogeneration Corp.               140,000  139,232       0.0%
    Taiwan Cooperative Financial Holding
      Co., Ltd.                           1,026,709  596,582       0.0%
    Taiwan FamilyMart Co., Ltd.               4,000   23,907       0.0%
    Taiwan Fertilizer Co., Ltd.             215,000  290,144       0.0%
    Taiwan Fire & Marine Insurance Co.,
      Ltd.                                   51,000   35,690       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.     36,000   43,256       0.0%
*   Taiwan Glass Industry Corp.             280,046  187,128       0.0%
    Taiwan High Speed Rail Corp.            134,000  102,925       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.   115,927  201,647       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
TAIWAN -- (Continued)
    Taiwan Hopax Chemicals Manufacturing
      Co., Ltd.                            44,000 $   27,021       0.0%
*   Taiwan Land Development Corp.         286,666     90,952       0.0%
*   Taiwan Mask Corp.                      48,000     27,328       0.0%
    Taiwan Mobile Co., Ltd.                57,000    210,495       0.0%
*   Taiwan Navigation Co., Ltd.            69,000     39,458       0.0%
    Taiwan Optical Platform Co., Ltd.       5,200     20,921       0.0%
#   Taiwan Paiho, Ltd.                    102,000    272,929       0.0%
    Taiwan PCB Techvest Co., Ltd.         101,000     96,154       0.0%
*   Taiwan Prosperity Chemical Corp.       22,000     15,529       0.0%
*   Taiwan Pulp & Paper Corp.             117,000     71,293       0.0%
    Taiwan Sakura Corp.                    51,200     66,091       0.0%
    Taiwan Secom Co., Ltd.                 46,000    138,255       0.0%
    Taiwan Semiconductor Co., Ltd.         86,000    196,768       0.0%
    Taiwan Semiconductor Manufacturing
      Co., Ltd.                           342,000  2,605,130       0.1%
    Taiwan Semiconductor Manufacturing
      Co., Ltd. Sponsored ADR             134,422  5,168,526       0.2%
    Taiwan Shin Kong Security Co., Ltd.    45,000     58,813       0.0%
    Taiwan Styrene Monomer                178,000    128,620       0.0%
    Taiwan Surface Mounting Technology
      Corp.                                90,800     77,665       0.0%
    Taiwan TEA Corp.                      266,000    138,542       0.0%
#   Taiwan Union Technology Corp.          83,000    230,167       0.0%
    Taiyen Biotech Co., Ltd.               42,000     40,976       0.0%
#*  Tatung Co., Ltd.                      807,000    600,142       0.0%
    TCI Co., Ltd.                          14,356    210,624       0.0%
*   Teapo Electronic Corp.                 16,000     25,140       0.0%
    Teco Electric and Machinery Co., Ltd. 380,000    308,432       0.0%
    Tehmag Foods Corp.                      9,600     71,245       0.0%
    Test Research, Inc.                    34,000     62,322       0.0%
    Test-Rite International Co., Ltd.      62,000     48,233       0.0%
*   Tex-Ray Industrial Co., Ltd.           50,000     18,450       0.0%
    Thinking Electronic Industrial Co.,
      Ltd.                                 39,000    109,823       0.0%
    Thye Ming Industrial Co., Ltd.         56,000     75,169       0.0%
    Ton Yi Industrial Corp.               239,000    101,546       0.0%
    Tong Hsing Electronic Industries,
      Ltd.                                 46,000    161,531       0.0%
    Tong Yang Industry Co., Ltd.          153,000    275,545       0.0%
    Tong-Tai Machine & Tool Co., Ltd.      54,060     35,674       0.0%
    TOPBI International Holdings, Ltd.     13,154     44,193       0.0%
#   Topco Scientific Co., Ltd.             48,876    131,738       0.0%
    Topoint Technology Co., Ltd.           48,000     32,175       0.0%
    Toung Loong Textile Manufacturing      42,000     88,129       0.0%
#*  TPK Holding Co., Ltd.                 113,000    246,465       0.0%
    Trade-Van Information Services Co.     11,000     12,260       0.0%
    Transcend Information, Inc.            50,000    140,992       0.0%
    Tripod Technology Corp.               181,000    547,506       0.0%
#   TrueLight Corp.                        25,900     20,963       0.0%
    Tsang Yow Industrial Co., Ltd.         20,000     18,502       0.0%
    Tsann Kuen Enterprise Co., Ltd.        16,000     13,276       0.0%
    TSC Auto ID Technology Co., Ltd.       10,300     80,694       0.0%
*   TSEC Corp.                            130,997     41,548       0.0%
#   TSRC Corp.                            153,000    154,019       0.0%
    Ttet Union Corp.                       17,000     53,912       0.0%
    TTFB Co., Ltd.                          3,000     23,507       0.0%
    TTY Biopharm Co., Ltd.                 48,000    162,341       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
    Tung Ho Steel Enterprise Corp.          266,000 $  220,870       0.0%
#   Tung Thih Electronic Co., Ltd.           14,000     50,958       0.0%
    TURVO International Co., Ltd.            18,000     67,553       0.0%
    TXC Corp.                                99,000    118,733       0.0%
    TYC Brother Industrial Co., Ltd.         82,000     80,790       0.0%
*   Tycoons Group Enterprise                171,000     39,594       0.0%
    Tyntek Corp.                             69,000     36,275       0.0%
    U-Ming Marine Transport Corp.           156,000    190,953       0.0%
    UDE Corp.                                65,000     79,115       0.0%
    Ultra Chip, Inc.                         35,000     34,206       0.0%
    Uni-President Enterprises Corp.         463,560  1,115,633       0.1%
    Unimicron Technology Corp.              489,000    274,801       0.0%
    Union Bank Of Taiwan                    283,000     92,642       0.0%
    Unitech Computer Co., Ltd.               35,000     24,190       0.0%
#*  Unitech Printed Circuit Board Corp.     185,000    125,437       0.0%
    United Integrated Services Co., Ltd.     80,000    172,677       0.0%
#   United Microelectronics Corp.         4,022,000  2,168,952       0.1%
    United Orthopedic Corp.                  18,422     40,532       0.0%
    United Radiant Technology                34,000     19,098       0.0%
*   Unity Opto Technology Co., Ltd.         146,000     42,865       0.0%
    Universal Cement Corp.                  128,120     95,088       0.0%
    Universal Microwave Technology, Inc.     19,177     39,027       0.0%
    Unizyx Holding Corp.                    111,000     48,978       0.0%
    UPC Technology Corp.                    213,200    142,117       0.0%
    Userjoy Technology Co., Ltd.              7,000     21,041       0.0%
#   USI Corp.                               348,240    169,530       0.0%
    Usun Technology Co., Ltd.                16,000     22,958       0.0%
    Utechzone Co., Ltd.                      25,000     33,830       0.0%
*   UVAT Technology Co., Ltd.                 9,000     15,175       0.0%
    Vanguard International Semiconductor
      Corp.                                 228,000    462,159       0.0%
*   Via Technologies, Inc.                   59,000     66,409       0.0%
    Victory New Materials, Ltd. Co.          31,300     47,956       0.0%
#   Visual Photonics Epitaxy Co., Ltd.       66,500    212,335       0.0%
    Vivotek, Inc.                            21,000     57,557       0.0%
    Voltronic Power Technology Corp.          7,150    127,242       0.0%
*   Wafer Works Corp.                        41,000     64,025       0.0%
    Waffer Technology Co., Ltd.              31,000     18,354       0.0%
    Wah Lee Industrial Corp.                 60,000    111,643       0.0%
    Walsin Lihwa Corp.                      526,000    357,639       0.0%
    Walsin Technology Corp.                 109,398    687,683       0.1%
    Walton Advanced Engineering, Inc.       113,000     49,645       0.0%
    Wan Hai Lines, Ltd.                     200,000    115,346       0.0%
    Waterland Financial Holdings Co.,
      Ltd.                                  857,297    299,401       0.0%
    Weikeng Industrial Co., Ltd.             88,000     65,723       0.0%
    Well Shin Technology Co., Ltd.           25,000     43,075       0.0%
    Win Semiconductors Corp.                 77,840    583,666       0.0%
    Winbond Electronics Corp.               789,804    483,400       0.0%
    Winstek Semiconductor Co., Ltd.          23,000     29,522       0.0%
#   Wisdom Marine Lines Co., Ltd.           114,076    108,467       0.0%
    Wisechip Semiconductor, Inc.              4,000      9,952       0.0%
#   Wistron Corp.                           768,711    611,281       0.1%
    Wistron NeWeb Corp.                     121,399    284,923       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
TAIWAN -- (Continued)
    Wowprime Corp.                          32,000 $    129,173       0.0%
    WPG Holdings, Ltd.                     381,000      512,688       0.0%
#   WT Microelectronics Co., Ltd.          131,567      196,651       0.0%
    WUS Printed Circuit Co., Ltd.           70,550       37,647       0.0%
    XAC Automation Corp.                    43,000       46,935       0.0%
    XPEC Entertainment, Inc.                17,960        1,505       0.0%
    Xxentria Technology Materials Corp.     27,000       68,483       0.0%
#   Yageo Corp.                             88,772    1,860,748       0.1%
*   Yang Ming Marine Transport Corp.       378,215      130,974       0.0%
    YC Co., Ltd.                           133,065       77,329       0.0%
    YC INOX Co., Ltd.                       75,900       67,989       0.0%
    Yea Shin International Development
      Co., Ltd.                             58,000       36,295       0.0%
    Yeong Guan Energy Technology Group
      Co., Ltd.                             30,401       82,756       0.0%
#   YFC-Boneagle Electric Co., Ltd.         34,000       40,761       0.0%
*   YFY, Inc.                              429,000      182,974       0.0%
    Yi Jinn Industrial Co., Ltd.            55,800       26,298       0.0%
#   Yieh Phui Enterprise Co., Ltd.         355,849      123,200       0.0%
    Yonyu Plastics Co., Ltd.                21,000       24,199       0.0%
*   Young Fast Optoelectronics Co., Ltd.    52,000       28,307       0.0%
    Youngtek Electronics Corp.              35,160       69,404       0.0%
    Yuanta Financial Holding Co., Ltd.   1,318,918      629,456       0.1%
    Yuanta Futures Co., Ltd.                14,000       21,419       0.0%
#   Yulon Finance Corp.                     65,000      287,132       0.0%
#   Yulon Motor Co., Ltd.                  315,000      240,257       0.0%
    Yung Chi Paint & Varnish
      Manufacturing Co., Ltd.               14,000       37,846       0.0%
    Yungshin Construction & Development
      Co., Ltd.                             14,000       15,554       0.0%
    YungShin Global Holding Corp.           42,800       58,886       0.0%
    Yungtay Engineering Co., Ltd.          103,000      179,438       0.0%
    Zeng Hsing Industrial Co., Ltd.         18,000       78,271       0.0%
    Zenitron Corp.                          78,000       59,173       0.0%
    Zero One Technology Co., Ltd.           35,000       23,129       0.0%
    Zhen Ding Technology Holding, Ltd.     244,000      530,936       0.0%
    Zig Sheng Industrial Co., Ltd.         124,000       43,470       0.0%
    Zinwell Corp.                           94,000       80,044       0.0%
    Zippy Technology Corp.                  55,000       66,164       0.0%
    ZongTai Real Estate Development
      Co., Ltd.                             83,000       59,770       0.0%
                                                   ------------       ---
TOTAL TAIWAN                                        123,034,920       3.8%
                                                   ------------       ---
THAILAND -- (0.7%)
    AAPICO Hitech PCL                       12,000       13,688       0.0%
    Advanced Info Service PCL               34,100      224,740       0.0%
    Advanced Information Technology PCL
      Class F                               24,600       21,435       0.0%
    Airports of Thailand PCL               112,000      252,852       0.0%
*   AJ Advance Technology PCL Class F      745,800       12,525       0.0%
    AJ Plast PCL                            58,400       24,056       0.0%
    Amata Corp. PCL                         81,000       52,614       0.0%
    Ananda Development PCL                 216,100       26,841       0.0%
    AP Thailand PCL                        413,300      110,004       0.0%
    Asia Aviation PCL                      442,700       82,059       0.0%
    Asia Plus Group Holdings PCL           319,400       38,053       0.0%
    Asia Sermkij Leasing PCL                16,400       11,640       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES   VALUE++  OF NET ASSETS**
                                          --------- -------- ---------------
THAILAND -- (Continued)
    Bangchak Corp. PCL                      218,500 $250,970       0.0%
    Bangkok Airways PCL                     189,900   91,460       0.0%
    Bangkok Aviation Fuel Services PCL       75,600   92,823       0.0%
    Bangkok Bank PCL(6077019)                 9,900   63,365       0.0%
    Bangkok Bank PCL(6368360)                 8,500   51,980       0.0%
    Bangkok Chain Hospital PCL              259,600  143,125       0.0%
    Bangkok Dusit Medical Services PCL
      Class F                               135,400   96,530       0.0%
    Bangkok Expressway & Metro PCL        1,397,740  343,235       0.0%
    Bangkok Land PCL                      2,613,200  154,838       0.0%
    Bangkok Life Assurance PCL               69,000   79,254       0.0%
    Bangkok Ranch PCL                        89,300   19,241       0.0%
    Banpu PCL                               311,400  191,418       0.0%
    Banpu Power PCL                         127,400   99,708       0.0%
    BCPG PCL                                144,700   89,406       0.0%
    Beauty Community PCL                    303,400  223,993       0.0%
    BEC World PCL                           293,300   96,651       0.0%
    Berli Jucker PCL                         52,450   99,299       0.0%
    Better World Green PCL                  186,200    7,729       0.0%
    Big Camera Corp. PCL                    186,600   15,491       0.0%
    BJC Heavy Industries PCL Class F        223,400   16,989       0.0%
    BTS Group Holdings PCL                  263,900   74,839       0.0%
    Bumrungrad Hospital PCL                  16,300   98,131       0.0%
    Buriram Sugar PCL Class F                74,480   19,352       0.0%
    Cal-Comp Electronics Thailand PCL
      Class F                               578,790   38,146       0.0%
    Carabao Group PCL Class F                38,100   65,190       0.0%
    Central Pattana PCL                      65,800  168,357       0.0%
    Central Plaza Hotel PCL                 159,800  265,827       0.0%
    CH Karnchang PCL                         86,600   65,855       0.0%
    Charoen Pokphand Foods PCL              502,300  389,935       0.0%
    Chularat Hospital PCL Class F           810,600   50,341       0.0%
    CK Power PCL                            661,600   80,499       0.0%
    Com7 PCL Class F                         80,500   47,953       0.0%
*   Country Group Development PCL           270,500   13,199       0.0%
    CP ALL PCL                              105,400  290,551       0.0%
    Delta Electronics Thailand PCL           50,100  106,756       0.0%
    Dhipaya Insurance PCL                   116,200   92,967       0.0%
    Diamond Building Products PCL           227,200   41,034       0.0%
    Dynasty Ceramic PCL                     431,320   40,727       0.0%
    Eastern Polymer Group PCL Class F       158,200   35,089       0.0%
    Eastern Printing PCL(B13J3B2)            77,680    7,729       0.0%
    Eastern Printing PCL(B13J3C3)             3,884      386       0.0%
    Eastern Water Resources Development
      and Management PCL                    233,400   85,048       0.0%
    Electricity Generating PCL               22,100  156,157       0.0%
    Energy Absolute PCL Class F             138,800  158,327       0.0%
    Energy Earth PCL                        286,200    2,483       0.0%
    Erawan Group PCL (The)                  506,800  131,678       0.0%
*   Esso Thailand PCL                       514,700  291,924       0.0%
    Forth Corp. PCL                          52,900   11,147       0.0%
    Forth Smart Service PCL                  86,500   26,997       0.0%
    Fortune Parts Industry PCL Class F       77,300    9,160       0.0%
    GFPT PCL                                176,100   68,632       0.0%
    Global Power Synergy PCL Class F         60,700  145,211       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
THAILAND -- (Continued)
    Glow Energy PCL                          58,900 $  160,967       0.0%
    Golden Land Property Development PCL    184,500     58,168       0.0%
    Group Lease PCL                          27,500      6,274       0.0%
    Hana Microelectronics PCL                63,700     70,139       0.0%
    Home Product Center PCL                 569,220    270,542       0.0%
*   Ichitan Group PCL                        66,400     16,621       0.0%
    Indorama Ventures PCL                   166,700    318,241       0.0%
    Interhides PCL                           97,300     27,747       0.0%
    Interlink Communication PCL              34,800     10,144       0.0%
    Intouch Holdings PCL                     14,300     26,054       0.0%
    IRPC PCL                              1,533,000    342,448       0.0%
    Italian-Thai Development PCL            829,600     80,962       0.0%
    Jasmine International PCL               857,100    158,873       0.0%
    Jaymart PCL                             138,483     53,972       0.0%
    JMT Network Services PCL                 22,900     23,038       0.0%
    Kang Yong Electric PCL                    1,400     20,406       0.0%
    Karmarts PCL                             84,900     18,024       0.0%
    Kasikornbank PCL(6888794)                12,200     77,700       0.0%
    Kasikornbank PCL(6364766)                95,600    592,199       0.1%
    KCE Electronics PCL                      72,200    156,136       0.0%
    KGI Securities Thailand PCL             420,000     58,555       0.0%
    Khon Kaen Sugar Industry PCL            523,596     51,762       0.0%
    Kiatnakin Bank PCL                       97,400    227,606       0.0%
    Krung Thai Bank PCL                     591,300    340,990       0.0%
    Krungthai Card PCL                       41,400    480,114       0.1%
    Land & Houses PCL                       316,600    110,349       0.0%
    Lanna Resources PCL                     121,200     56,452       0.0%
    LH Financial Group PCL                1,919,700     97,931       0.0%
    Loxley PCL                              395,800     30,099       0.0%
    LPN Development PCL                     181,700     57,573       0.0%
    Major Cineplex Group PCL                124,400    115,295       0.0%
    Malee Group PCL                          33,500     21,442       0.0%
    MBK PCL                                 218,200    158,326       0.0%
    MC Group PCL                            101,000     38,083       0.0%
*   MCOT PCL                                 39,800     12,989       0.0%
    MCS Steel PCL                           101,800     23,224       0.0%
    Mega Lifesciences PCL                    48,200     62,999       0.0%
    Minor International PCL                 130,970    167,032       0.0%
    MK Restaurants Group PCL                 35,100     89,251       0.0%
    Mono Technology PCL Class F             390,000     49,183       0.0%
    Muangthai Leasing PCL Class F            95,600    110,564       0.0%
    Namyong Terminal PCL                     65,900     12,529       0.0%
    Origin Property PCL                     121,400     70,009       0.0%
    Padaeng Industry PCL                     33,900     27,122       0.0%
    PCS Machine Group Holding PCL            40,200      8,916       0.0%
    Plan B Media Pcl                        155,900     29,145       0.0%
    Polyplex Thailand PCL                   171,000     90,485       0.0%
*   Precious Shipping PCL                   176,100     74,212       0.0%
    Premier Marketing PCL                   116,700     41,414       0.0%
    Pruksa Holding PCL                      319,400    225,685       0.0%
    PTG Energy PCL                          127,700     75,665       0.0%
    PTT Exploration & Production PCL        241,700  1,026,229       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
THAILAND -- (Continued)
    PTT Global Chemical PCL                 199,900 $  620,729       0.1%
    PTT PCL                               1,762,000  3,154,404       0.1%
    Quality Houses PCL                    1,528,683    148,218       0.0%
    Ratchaburi Electricity Generating
      Holding PCL(6294249)                   54,100     89,567       0.0%
    Ratchaburi Electricity Generating
      Holding PCL(6362771)                    6,100     10,099       0.0%
    Ratchthani Leasing PCL                  302,000     79,423       0.0%
    Regional Container Lines PCL            128,700     32,012       0.0%
    Robinson PCL                             37,700     78,542       0.0%
    Rojana Industrial Park PCL              323,400     68,144       0.0%
*   RS PCL                                   76,500     66,659       0.0%
    Saha-Union PCL                           22,400     30,520       0.0%
    Samart Corp. PCL                        137,600     37,278       0.0%
*   Samart Digital Public Co., Ltd.         312,200      2,869       0.0%
    Samart Telcoms PCL                       70,100     22,878       0.0%
    Sansiri PCL                           2,081,100    110,781       0.0%
    Sappe PCL                                35,800     27,792       0.0%
    SC Asset Corp. PCL                      559,425     67,358       0.0%
    SEAFCO PCL                               87,300     24,757       0.0%
    Siam Cement PCL (The)(6609906)           10,100    149,772       0.0%
    Siam Cement PCL (The)(6609928)            5,100     75,627       0.0%
    Siam City Cement PCL                     10,668     83,154       0.0%
    Siam Commercial Bank PCL (The)           80,700    334,971       0.0%
    Siam Future Development PCL             267,800     76,793       0.0%
    Siam Global House PCL                   248,191    128,185       0.0%
    Siam Wellness Group PCL Class F          38,200     22,271       0.0%
    Siamgas & Petrochemicals PCL            148,600    141,255       0.0%
*   Singha Estate PCL                       363,700     39,873       0.0%
*   Sino-Thai Engineering & Construction
      PCL                                    78,700     43,639       0.0%
    Somboon Advance Technology PCL           48,000     33,004       0.0%
    SPCG PCL                                169,200    113,122       0.0%
    Sri Trang Agro-Industry PCL             159,840     59,763       0.0%
    Sriracha Construction PCL                11,900      6,372       0.0%
    Srisawad Corp. PCL                       51,500     84,854       0.0%
    Star Petroleum Refining PCL             747,400    371,805       0.0%
    STP & I PCL                             266,320     37,636       0.0%
    Supalai PCL                             275,000    202,155       0.0%
*   Superblock PCL                        4,123,600    150,258       0.0%
    SVI PCL                                 321,400     44,198       0.0%
    Syntec Construction PCL                 180,600     25,064       0.0%
    Taokaenoi Food & Marketing PCL          106,100     50,428       0.0%
    Tapaco PCL                               34,300     11,629       0.0%
*   Tata Steel Thailand PCL               1,213,600     31,148       0.0%
*   Thai Airways International PCL          327,300    168,006       0.0%
    Thai Metal Trade PCL                     54,600     25,951       0.0%
    Thai Nakarin Hospital PCL                12,500     15,942       0.0%
    Thai Oil PCL                            215,000    642,071       0.1%
    Thai Reinsurance PCL                    297,000     16,092       0.0%
    Thai Solar Energy PCL Class F           260,190     30,669       0.0%
    Thai Union Group PCL Class F            226,200    129,011       0.0%
    Thai Vegetable Oil PCL                  126,200    140,955       0.0%
    Thai Wah PCL Class F                     77,600     25,817       0.0%
    Thai-German Ceramic Industry PCL         69,100      5,824       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
THAILAND -- (Continued)
    Thaicom PCL                             159,000 $    45,594       0.0%
    Thaifoods Group PCL Class F             445,400      69,435       0.0%
    Thaire Life Assurance PCL Class F        98,100      31,394       0.0%
    Thanachart Capital PCL                  341,000     580,759       0.1%
    Thitikorn PCL                            33,700      13,881       0.0%
    Thoresen Thai Agencies PCL              259,400      68,631       0.0%
    TICON Industrial Connection PCL
      Class F                               260,800     146,266       0.0%
    Tipco Asphalt PCL                       174,300      99,963       0.0%
    TIPCO Foods PCL                          42,900      17,263       0.0%
    Tisco Financial Group PCL(B3KFW76)       37,100     104,329       0.0%
    Tisco Financial Group PCL(B3KFW10)       31,000      87,175       0.0%
    TMB Bank PCL                          2,687,000     200,929       0.0%
    Total Access Communication
      PCL(B1YWK08)                          122,300     197,633       0.0%
    Total Access Communication
      PCL(B231MK7)                          104,200     168,384       0.0%
    TPI Polene PCL                        2,384,500     142,798       0.0%
    True Corp. PCL                        1,897,265     456,883       0.1%
    TTCL PCL                                 44,100      10,061       0.0%
    TTW PCL                                 277,800     109,148       0.0%
    Unique Engineering & Construction PCL   160,800      65,726       0.0%
    Univentures PCL                         335,000      95,532       0.0%
    Vanachai Group PCL                      243,000      69,297       0.0%
    VGI Global Media PCL                    554,900     135,384       0.0%
    Vibhavadi Medical Center PCL            878,900      69,621       0.0%
    Vinythai PCL                            122,600      98,088       0.0%
    WHA Corp. PCL                           564,300      70,806       0.0%
    Workpoint Entertainment PCL              46,520      91,389       0.0%
                                                    -----------       ---
TOTAL THAILAND                                       24,143,237       0.8%
                                                    -----------       ---
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A         8,467      14,181       0.0%
    Akbank Turk A.S.                        165,562     344,480       0.0%
    Akcansa Cimento A.S.                     19,615      48,406       0.0%
*   Akenerji Elektrik Uretim A.S.            98,229      19,855       0.0%
    Aksa Akrilik Kimya Sanayii A.S.          39,652     129,869       0.0%
    Aksigorta A.S.                           34,927      37,399       0.0%
    Alarko Holding A.S.                      23,672      34,010       0.0%
#   Albaraka Turk Katilim Bankasi A.S.      119,909      46,510       0.0%
    Alkim Alkali Kimya A.S.                   4,427      25,110       0.0%
    Anadolu Anonim Turk Sigorta Sirketi      43,440      45,801       0.0%
    Anadolu Cam Sanayii A.S.                 90,078      69,124       0.0%
    Anadolu Efes Biracilik Ve Malt
      Sanayii A.S.                           27,870     182,903       0.0%
    Anadolu Hayat Emeklilik A.S.             17,856      34,045       0.0%
    Arcelik A.S.                             20,532      91,550       0.0%
    Aselsan Elektronik Sanayi Ve Ticaret
      A.S.                                    5,050      31,260       0.0%
    Aygaz A.S.                               15,260      50,726       0.0%
*   Bagfas Bandirma Gubre Fabrikalari
      A.S.                                    6,792      14,705       0.0%
*   Baticim Bati Anadolu Cimento Sanayii
      A.S.                                    1,632       2,595       0.0%
*   Bera Holding A.S.                       118,593      71,105       0.0%
*   Besiktas Futbol Yatirimlari Sanayi
      ve Ticaret A.S.                        32,471      23,396       0.0%
    BIM Birlesik Magazalar A.S.              16,074     273,108       0.0%
    Bolu Cimento Sanayii A.S.                33,473      54,409       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
TURKEY -- (Continued)
    Borusan Mannesmann Boru Sanayi ve
      Ticaret A.S.                            21,448 $ 65,814       0.0%
    Borusan Yatirim ve Pazarlama A.S.          1,669   16,020       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari
      A.S.                                     2,318    5,437       0.0%
*   Brisa Bridgestone Sabanci Sanayi ve
      Ticaret A.S.                             3,447    5,842       0.0%
#   Bursa Cimento Fabrikasi A.S.              27,024   36,491       0.0%
#   Cemtas Celik Makina Sanayi Ve Ticaret
      A.S.                                    13,122   16,265       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.      21,353   66,127       0.0%
    Coca-Cola Icecek A.S.                      8,942   78,782       0.0%
#*  Dogan Sirketler Grubu Holding A.S.       492,406  124,124       0.0%
#*  Dogus Otomotiv Servis ve Ticaret A.S.      7,549   14,066       0.0%
    Eczacibasi Yatirim Holding Ortakligi
      A.S.                                     6,259   15,609       0.0%
    EGE Endustri VE Ticaret A.S.                 372   29,204       0.0%
    EIS Eczacibasi Ilac ve Sinai ve
      Finansal Yatirimlar Sanayi ve Ticaret
      A.S.                                    92,902   93,330       0.0%
    Enka Insaat ve Sanayi A.S.                49,602   59,685       0.0%
    Erbosan Erciyas Boru Sanayii ve Ticaret
      A.S.                                     2,218   41,249       0.0%
    Eregli Demir ve Celik Fabrikalari TAS    114,499  285,817       0.0%
#*  Fenerbahce Futbol A.S.                     3,404   28,263       0.0%
    Ford Otomotiv Sanayi A.S.                 11,312  155,729       0.0%
#*  Global Yatirim Holding A.S.               60,308   61,856       0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve
      Ticaret A.S.                               211    2,879       0.0%
#   Goodyear Lastikleri TAS                   39,372   34,600       0.0%
*   Gozde Girisim Sermayesi Yatirim
      Ortakligi A.S.                          53,484   59,381       0.0%
*   GSD Holding AS                            29,592    6,725       0.0%
*   Gubre Fabrikalari TAS                     19,511   18,506       0.0%
#*  Ihlas Holding A.S.                       323,517   35,052       0.0%
    Indeks Bilgisayar Sistemleri
      Muhendislik Sanayi ve Ticaret A.S.       3,199    9,177       0.0%
#*  Is Finansal Kiralama A.S.                 33,404   47,593       0.0%
    Is Yatirim Menkul Degerler A.S. Class A   23,647   12,541       0.0%
#*  Izmir Demir Celik Sanayi A.S.             39,675   24,670       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class A                   103,262   85,722       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class B                    52,374   43,806       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class D                   345,954  346,101       0.0%
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.   75,951   36,329       0.0%
    KOC Holding A.S.                          85,101  287,502       0.0%
    Kordsa Teknik Tekstil AS                  22,320   38,748       0.0%
*   Koza Altin Isletmeleri A.S.                7,733   86,585       0.0%
*   Logo Yazilim Sanayi Ve Ticaret A.S.        4,414   52,225       0.0%
*   Metro Ticari ve Mali Yatirimlar Holding
      A.S.                                    67,617   15,837       0.0%
*   Migros Ticaret A.S.                        5,371   30,171       0.0%
#*  NET Holding A.S.                         112,186   55,128       0.0%
*   Netas Telekomunikasyon A.S.                7,863   22,715       0.0%
#   Nuh Cimento Sanayi A.S.                   13,762   34,318       0.0%
    Otokar Otomotiv Ve Savunma Sanayi A.S.       701   13,881       0.0%
*   Park Elektrik Uretim Madencilik Sanayi
      ve Ticaret A.S.                         18,561   16,603       0.0%
*   Pegasus Hava Tasimaciligi A.S.            15,282  106,576       0.0%
    Petkim Petrokimya Holding A.S.           112,726  199,226       0.0%
#   Polisan Holding A.S.                       7,032   10,737       0.0%
*   Polyester Sanayi A.S.                     13,620   44,612       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve
      Ticaret A.S.                            42,559   36,709       0.0%
#*  Sekerbank TAS                            137,814   51,350       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi
      A.S.                                    31,917   26,616       0.0%
    Soda Sanayii A.S.                        117,944  140,386       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
TURKEY -- (Continued)
    Tat Gida Sanayi A.S.                      10,683 $   12,791       0.0%
    TAV Havalimanlari Holding A.S.            79,416    427,463       0.1%
    Tekfen Holding A.S.                       69,811    264,181       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.        12,187     75,101       0.0%
    Trakya Cam Sanayii A.S.                  147,708    171,184       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.   11,001    281,210       0.0%
#   Turcas Petrol A.S.                        44,944     23,495       0.0%
*   Turk Hava Yollari AO                     151,960    627,695       0.1%
*   Turk Telekomunikasyon A.S.                20,080     31,115       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.     3,459     51,572       0.0%
    Turkcell Iletisim Hizmetleri A.S.        108,194    372,531       0.0%
    Turkcell Iletisim Hizmetleri A.S. ADR      2,400     20,760       0.0%
    Turkiye Garanti Bankasi A.S.             147,653    334,350       0.0%
    Turkiye Halk Bankasi A.S.                124,632    254,996       0.0%
    Turkiye Is Bankasi                       221,130    335,071       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.      392,884    135,688       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.     209,800    233,139       0.0%
    Turkiye Vakiflar Bankasi TAO             352,348    518,441       0.1%
    Ulker Biskuvi Sanayi A.S.                 11,381     59,660       0.0%
*   Vestel Elektronik Sanayi ve Ticaret A.S.  54,800    133,787       0.0%
*   Yapi ve Kredi Bankasi A.S.               122,107    119,586       0.0%
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret
      A.S.                                    13,821     92,739       0.0%
*   Zorlu Enerji Elektrik Uretim A.S.        119,076     49,776       0.0%
                                                     ----------       ---
TOTAL TURKEY                                          9,503,595       0.3%
                                                     ----------       ---
UNITED KINGDOM -- (10.9%)
    3i Group P.L.C.                          146,455  1,890,464       0.1%
    4imprint Group P.L.C.                        811     19,195       0.0%
    888 Holdings P.L.C.                       93,549    353,746       0.0%
    A.G. Barr P.L.C.                          47,403    455,346       0.0%
    AA P.L.C.                                173,957    325,172       0.0%
    Acacia Mining P.L.C.                      58,745    115,897       0.0%
    Admiral Group P.L.C.                      29,846    816,777       0.0%
    Aggreko P.L.C.                           123,789  1,245,017       0.1%
    Air Partner P.L.C.                        18,918     26,722       0.0%
    Anglo American P.L.C.                    344,308  8,101,309       0.3%
    Anglo Pacific Group P.L.C.                40,597     89,235       0.0%
    Anglo-Eastern Plantations P.L.C.           2,772     28,745       0.0%
    Antofagasta P.L.C.                        73,172    977,645       0.0%
    Arrow Global Group P.L.C.                 79,490    404,202       0.0%
    Ashmore Group P.L.C.                     142,899    807,297       0.0%
    Ashtead Group P.L.C.                      76,598  2,127,336       0.1%
    Associated British Foods P.L.C.           20,074    746,168       0.0%
    AstraZeneca P.L.C.                           144     10,080       0.0%
#   AstraZeneca P.L.C. Sponsored ADR          95,748  3,401,926       0.1%
    Auto Trader Group P.L.C.                 236,362  1,148,512       0.0%
    AVEVA Group P.L.C.                        21,648    639,090       0.0%
    Aviva P.L.C.                             517,422  3,759,419       0.1%
    Avon Rubber P.L.C.                         2,988     55,301       0.0%
    B&M European Value Retail SA             301,764  1,681,621       0.1%
    Babcock International Group P.L.C.       163,973  1,655,089       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    BAE Systems P.L.C.                      329,348 $ 2,763,301       0.1%
    Balfour Beatty P.L.C.                    57,621     232,697       0.0%
    Barclays P.L.C.                           6,183      17,628       0.0%
#   Barclays P.L.C. Sponsored ADR           294,223   3,395,333       0.1%
    Barratt Developments P.L.C.             212,357   1,628,365       0.1%
    BBA Aviation P.L.C.                     227,738     998,150       0.0%
    Beazley P.L.C.                          177,580   1,442,362       0.1%
    Bellway P.L.C.                           58,196   2,651,776       0.1%
    Berkeley Group Holdings P.L.C.           43,039   2,409,494       0.1%
    BGEO Group P.L.C.                         9,995     477,799       0.0%
    BHP Billiton P.L.C.                     106,827   2,277,809       0.1%
    BHP Billiton P.L.C. ADR                  66,509   2,815,991       0.1%
    Biffa P.L.C.                              3,869      11,073       0.0%
    Bodycote P.L.C.                          88,185   1,085,723       0.0%
    Bovis Homes Group P.L.C.                 41,194     700,898       0.0%
    BP P.L.C.                                 2,213      16,438       0.0%
    BP P.L.C. Sponsored ADR                 472,008  21,046,837       0.7%
    Braemar Shipping Services P.L.C.         11,607      41,653       0.0%
    Brewin Dolphin Holdings P.L.C.          148,294     736,685       0.0%
    British American Tobacco P.L.C.          89,071   4,885,320       0.2%
    British American Tobacco P.L.C.
      Sponsored ADR                          32,018   1,748,823       0.1%
    Britvic P.L.C.                           90,034     889,934       0.0%
    BT Group P.L.C.                         437,601   1,501,995       0.1%
#   BT Group P.L.C. Sponsored ADR             7,252     125,097       0.0%
*   BTG P.L.C.                               37,267     349,376       0.0%
    Bunzl P.L.C.                             27,252     790,214       0.0%
    Burberry Group P.L.C.                    62,345   1,565,656       0.1%
*   Cairn Energy P.L.C.                     217,778     677,813       0.0%
    Cambian Group P.L.C.                     28,282      65,179       0.0%
    Capita P.L.C.                            40,928     107,640       0.0%
    Capital & Counties Properties P.L.C.    217,934     862,536       0.0%
*   Carclo P.L.C.                            18,366      24,996       0.0%
    Card Factory P.L.C.                      54,994     174,945       0.0%
#   Carillion P.L.C.                        150,800      30,958       0.0%
    Carnival P.L.C.                           1,122      72,925       0.0%
    Carnival P.L.C. ADR                      16,705   1,079,978       0.0%
    Castings P.L.C.                           1,541       9,085       0.0%
    Centamin P.L.C.                         420,106     907,779       0.0%
    Centrica P.L.C.                         494,557   1,043,900       0.0%
    Charles Taylor P.L.C.                     6,917      24,981       0.0%
    Chemring Group P.L.C.                    61,766     178,288       0.0%
    Chesnara P.L.C.                          12,239      68,190       0.0%
    Cineworld Group P.L.C.                  402,240   1,436,000       0.1%
*   Circassia Pharmaceuticals P.L.C.          6,887       8,532       0.0%
    Clarkson P.L.C.                           3,027     100,617       0.0%
    Clipper Logistics P.L.C.                  1,947      12,066       0.0%
    Close Brothers Group P.L.C.              77,112   1,623,605       0.1%
    CLS Holdings P.L.C.                      21,673      74,491       0.0%
    CMC Markets P.L.C.                       58,228     151,893       0.0%
*   Cobham P.L.C.                         1,077,770   1,702,202       0.1%
    Coca-Cola HBC AG                         35,700   1,195,979       0.0%
    Communisis P.L.C.                        48,951      41,100       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Compass Group P.L.C.                   94,974 $2,037,447       0.1%
    Computacenter P.L.C.                   32,651    567,017       0.0%
    Connect Group P.L.C.                   25,999     21,606       0.0%
    Consort Medical P.L.C.                  9,716    160,189       0.0%
    Costain Group P.L.C.                   57,648    366,046       0.0%
*   Countrywide P.L.C.                     13,419     19,959       0.0%
    Cranswick P.L.C.                       22,847    911,949       0.0%
    Crest Nicholson Holdings P.L.C.       114,724    769,229       0.0%
    Croda International P.L.C.             16,018    979,837       0.0%
    CYBG P.L.C.                            10,436     43,315       0.0%
    Daejan Holdings P.L.C.                  1,419    116,802       0.0%
    Daily Mail & General Trust P.L.C.      23,998    222,921       0.0%
    Dairy Crest Group P.L.C.               74,548    556,177       0.0%
    DCC P.L.C.                             13,983  1,342,153       0.1%
    De La Rue P.L.C.                       32,807    240,420       0.0%
    Debenhams P.L.C.                      368,181    117,162       0.0%
    Dechra Pharmaceuticals P.L.C.          15,715    590,262       0.0%
    Devro P.L.C.                           91,398    266,734       0.0%
    DFS Furniture P.L.C.                    4,212     13,185       0.0%
    Diageo P.L.C.                           1,074     38,315       0.0%
    Diageo P.L.C. Sponsored ADR            19,256  2,733,582       0.1%
    Dignity P.L.C.                          8,600    129,007       0.0%
    Diploma P.L.C.                         51,699    853,012       0.0%
    Direct Line Insurance Group P.L.C.    319,520  1,641,784       0.1%
    DiscoverIE Group P.L.C.                 8,553     49,458       0.0%
    Dixons Carphone P.L.C.                262,162    731,012       0.0%
    Domino's Pizza Group P.L.C.           152,264    758,963       0.0%
    Drax Group P.L.C.                     154,517    669,086       0.0%
    DS Smith P.L.C.                       243,377  1,743,434       0.1%
    Dunelm Group P.L.C.                    32,074    248,816       0.0%
    easyJet P.L.C.                         42,704    930,926       0.0%
*   EI Group P.L.C.                       201,953    357,822       0.0%
    Electrocomponents P.L.C.              141,657  1,184,242       0.0%
    Elementis P.L.C.                      188,769    735,271       0.0%
*   EnQuest P.L.C.                        405,083    199,570       0.0%
    Entertainment One, Ltd.                43,895    164,416       0.0%
    Equiniti Group P.L.C.                  11,939     45,034       0.0%
    Essentra P.L.C.                        79,859    484,652       0.0%
    esure Group P.L.C.                    153,503    475,275       0.0%
    Euromoney Institutional Investor
      P.L.C.                                6,811    123,086       0.0%
    Evraz P.L.C.                          100,308    631,196       0.0%
    Experian P.L.C.                        61,031  1,398,353       0.1%
    Fenner P.L.C.                          56,489    471,898       0.0%
    Ferguson P.L.C.                        23,349  1,787,297       0.1%
    Ferrexpo P.L.C.                       187,005    605,464       0.0%
    Fidessa Group P.L.C.                   18,343    990,935       0.0%
*   Firstgroup P.L.C.                     450,058    698,189       0.0%
*   Flybe Group P.L.C.                     12,587      6,773       0.0%
    Foxtons Group P.L.C.                   69,472     74,190       0.0%
    Fresnillo P.L.C.                       18,055    316,901       0.0%
    Fuller Smith & Turner P.L.C. Class A    1,548     20,206       0.0%
    G4S P.L.C.                            380,748  1,352,692       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Galliford Try P.L.C.                   41,908 $   527,975       0.0%
    GAME Digital P.L.C.                    15,634       7,837       0.0%
    Games Workshop Group P.L.C.             5,235     174,580       0.0%
*   Gem Diamonds, Ltd.                     14,360      19,774       0.0%
    Genus P.L.C.                           14,942     516,751       0.0%
    GKN P.L.C.                            395,159   2,509,122       0.1%
    GlaxoSmithKline P.L.C.                  2,756      55,278       0.0%
#   GlaxoSmithKline P.L.C. Sponsored ADR   49,761   1,995,914       0.1%
    Glencore P.L.C.                       754,242   3,633,179       0.1%
    Go-Ahead Group P.L.C.                  27,401     728,596       0.0%
    Gocompare.Com Group P.L.C.             78,498     121,230       0.0%
    Grafton Group P.L.C.                   52,157     540,286       0.0%
    Grainger P.L.C.                       129,677     558,475       0.0%
    Greencore Group P.L.C.                192,864     420,618       0.0%
#   Greene King P.L.C.                    117,672     884,061       0.0%
    Greggs P.L.C.                          58,842     983,668       0.0%
    GVC CVR                               283,935      42,334       0.0%
    GVC Holdings P.L.C.                    96,916   1,186,315       0.0%
    Halfords Group P.L.C.                  94,357     491,735       0.0%
    Halma P.L.C.                           94,446   1,584,709       0.1%
    Hargreaves Lansdown P.L.C.             35,077     859,967       0.0%
    Hastings Group Holdings P.L.C.         71,333     270,387       0.0%
    Hays P.L.C.                           767,922   1,892,403       0.1%
    Headlam Group P.L.C.                   16,615     102,169       0.0%
    Helical P.L.C.                         47,298     244,810       0.0%
    Hikma Pharmaceuticals P.L.C.           21,954     387,103       0.0%
    Hill & Smith Holdings P.L.C.           39,453     719,978       0.0%
    Hilton Food Group P.L.C.                1,672      20,377       0.0%
    Hiscox, Ltd.                          108,827   2,225,354       0.1%
    Hochschild Mining P.L.C.              158,552     458,612       0.0%
    HomeServe P.L.C.                       95,752     973,223       0.0%
    Howden Joinery Group P.L.C.           299,975   1,963,324       0.1%
#   HSBC Holdings P.L.C. Sponsored ADR    275,801  13,861,758       0.4%
*   Hunting P.L.C.                         57,000     629,928       0.0%
    Ibstock P.L.C.                        100,484     410,815       0.0%
    IG Group Holdings P.L.C.              169,421   1,934,532       0.1%
    IMI P.L.C.                            109,671   1,643,751       0.1%
    Imperial Brands P.L.C.                 33,357   1,193,501       0.0%
    Imperial Brands P.L.C. Sponsored ADR      658      23,931       0.0%
    Inchcape P.L.C.                       189,419   1,892,364       0.1%
*   Indivior P.L.C.                       183,592   1,136,910       0.0%
    Informa P.L.C.                         47,845     485,760       0.0%
    Inmarsat P.L.C.                       120,985     625,041       0.0%
    InterContinental Hotels Group P.L.C.    3,053     192,647       0.0%
#   InterContinental Hotels Group P.L.C.
      ADR                                  13,951     887,839       0.0%
    Intermediate Capital Group P.L.C.      61,223     912,213       0.0%
    International Consolidated Airlines
      Group SA                             91,522     791,136       0.0%
    International Personal Finance P.L.C.  35,050     117,352       0.0%
*   Interserve P.L.C.                      43,311      55,845       0.0%
    Intertek Group P.L.C.                  24,557   1,651,292       0.1%
    Investec P.L.C.                       147,196   1,164,434       0.0%
*   IP Group P.L.C.                        45,876      84,089       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    ITE Group P.L.C.                        130,199 $  273,462       0.0%
    ITV P.L.C.                              240,204    499,714       0.0%
    IWG P.L.C.                              381,923  1,297,335       0.1%
    J D Wetherspoon P.L.C.                   47,512    758,778       0.0%
    J Sainsbury P.L.C.                      437,080  1,854,603       0.1%
*   Jackpotjoy P.L.C.                        17,738    200,006       0.0%
    James Fisher & Sons P.L.C.               21,545    495,079       0.0%
    Jardine Lloyd Thompson Group P.L.C.      43,163    726,452       0.0%
    JD Sports Fashion P.L.C.                141,317    758,069       0.0%
    John Laing Group P.L.C.                   7,957     30,915       0.0%
    John Menzies P.L.C.                      46,615    407,336       0.0%
    John Wood Group P.L.C.                  153,210  1,194,265       0.0%
    Johnson Matthey P.L.C.                   45,252  2,045,136       0.1%
    Jupiter Fund Management P.L.C.          195,686  1,223,753       0.1%
*   Just Eat P.L.C.                          16,458    175,210       0.0%
    Just Group P.L.C.                        64,776    125,200       0.0%
    Kainos Group P.L.C.                       6,241     31,124       0.0%
*   KAZ Minerals P.L.C.                     119,569  1,510,751       0.1%
    KCOM Group P.L.C.                       252,011    349,559       0.0%
    Keller Group P.L.C.                      34,522    493,487       0.0%
    Kier Group P.L.C.                        24,081    355,339       0.0%
    Kingfisher P.L.C.                       313,140  1,305,928       0.1%
    Laird P.L.C.                            180,937    488,723       0.0%
*   Lamprell P.L.C.                          46,562     59,229       0.0%
    Lancashire Holdings, Ltd.                44,952    368,388       0.0%
    Legal & General Group P.L.C.            638,577  2,365,120       0.1%
*   Liberty Global P.L.C. Class A             4,558    137,365       0.0%
*   Liberty Global P.L.C. Class C            11,158    324,690       0.0%
    Lloyds Banking Group P.L.C.           2,964,360  2,629,230       0.1%
    Lloyds Banking Group P.L.C. ADR         613,184  2,189,067       0.1%
    London Stock Exchange Group P.L.C.       27,444  1,621,607       0.1%
*   Lonmin P.L.C.                            66,593     53,845       0.0%
    Lookers P.L.C.                          136,201    189,211       0.0%
    Low & Bonar P.L.C.                        9,424      7,182       0.0%
    LSL Property Services P.L.C.              3,150     10,736       0.0%
    Man Group P.L.C.                        345,942    859,199       0.0%
    Marks & Spencer Group P.L.C.            668,280  2,642,407       0.1%
    Marshalls P.L.C.                        104,328    612,834       0.0%
    Marston's P.L.C.                        253,547    375,370       0.0%
    McBride P.L.C.(0574635)                  92,897    192,814       0.0%
    McBride P.L.C.(BFX1KB5)               1,393,455      1,918       0.0%
    McColl's Retail Group P.L.C.                532      1,730       0.0%
    Mears Group P.L.C.                       52,545    237,930       0.0%
    Mediclinic International
      P.L.C.(B8HX8Z8)                        63,148    581,075       0.0%
    Mediclinic International
      P.L.C.(BYYWHN1)                        20,931    194,269       0.0%
    Meggitt P.L.C.                          327,415  2,121,110       0.1%
    Melrose Industries P.L.C.               676,860  2,122,395       0.1%
    Merlin Entertainments P.L.C.            143,733    727,104       0.0%
    Micro Focus International P.L.C.         50,331    867,863       0.0%
    Millennium & Copthorne Hotels P.L.C.     41,854    329,753       0.0%
    Mitchells & Butlers P.L.C.               84,911    329,191       0.0%
    Mitie Group P.L.C.                      152,499    384,257       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Mondi P.L.C.                           50,748 $1,412,675       0.1%
    Moneysupermarket.com Group P.L.C.     168,784    695,211       0.0%
    Morgan Advanced Materials P.L.C.      149,702    707,517       0.0%
    Morgan Sindall Group P.L.C.             8,864    152,727       0.0%
*   Mothercare P.L.C.                      44,352     11,101       0.0%
    Motorpoint group P.L.C.                 8,059     28,631       0.0%
    N Brown Group P.L.C.                   34,022     95,664       0.0%
    National Express Group P.L.C.         175,838    948,887       0.0%
#   National Grid P.L.C. Sponsored ADR     13,835    804,925       0.0%
    NCC Group P.L.C.                       18,196     48,954       0.0%
    NEX Group P.L.C.                      141,502  1,920,194       0.1%
    Next P.L.C.                            14,042  1,014,341       0.0%
    Norcros P.L.C.                          8,462     21,974       0.0%
    Northgate P.L.C.                       57,040    291,212       0.0%
*   Nostrum Oil & Gas P.L.C.                4,405     18,063       0.0%
*   Ocado Group P.L.C.                    143,545  1,061,041       0.0%
    Old Mutual P.L.C.                   1,196,611  4,122,406       0.1%
    On the Beach Group P.L.C.              25,995    218,278       0.0%
    OneSavings Bank P.L.C.                 58,236    316,510       0.0%
*   Ophir Energy P.L.C.                   262,656    217,736       0.0%
    Oxford Instruments P.L.C.              20,947    262,570       0.0%
    Pagegroup P.L.C.                      127,855    943,647       0.0%
    Paragon Banking Group P.L.C.          139,460    999,825       0.0%
    PayPoint P.L.C.                        14,994    176,546       0.0%
    Pearson P.L.C.                         31,558    361,801       0.0%
#   Pearson P.L.C. Sponsored ADR           58,249    665,204       0.0%
    Pendragon P.L.C.                      325,291    129,556       0.0%
    Pennon Group P.L.C.                   106,225  1,009,267       0.0%
    Persimmon P.L.C.                       43,041  1,607,814       0.1%
*   Petra Diamonds, Ltd.                  203,807    191,506       0.0%
    Petrofac, Ltd.                        119,496    991,656       0.0%
*   Petropavlovsk P.L.C.                  969,510     92,144       0.0%
    Pets at Home Group P.L.C.             127,204    267,215       0.0%
    Phoenix Group Holdings                102,996  1,112,580       0.0%
    Photo-Me International P.L.C.         144,984    317,909       0.0%
    Playtech P.L.C.                       136,146  1,518,586       0.1%
    Polypipe Group P.L.C.                 106,043    557,333       0.0%
*   Premier Foods P.L.C.                  396,351    203,505       0.0%
*   Premier Oil P.L.C.                    291,520    377,856       0.0%
    Provident Financial P.L.C.             42,204    385,669       0.0%
#   Prudential P.L.C. ADR                  39,437  2,023,907       0.1%
    PZ Cussons P.L.C.                      75,643    256,088       0.0%
    QinetiQ Group P.L.C.                  300,513    949,994       0.0%
    Randgold Resources, Ltd.                5,843    473,771       0.0%
    Rank Group P.L.C.                      47,503    114,416       0.0%
    Rathbone Brothers P.L.C.                9,942    320,289       0.0%
*   Raven Russia, Ltd.                     23,890     14,951       0.0%
    Reckitt Benckiser Group P.L.C.         19,638  1,540,561       0.1%
    Redrow P.L.C.                         105,772    911,447       0.0%
    RELX P.L.C.                            14,114    301,658       0.0%
    RELX P.L.C. Sponsored ADR              30,069    650,092       0.0%
    Renewi P.L.C.                         173,267    171,287       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Renishaw P.L.C.                          12,111 $   784,026       0.0%
    Rentokil Initial P.L.C.                 227,738     960,808       0.0%
    Restaurant Group P.L.C. (The)            24,335     101,640       0.0%
*   Rhi Magnesita NV                          7,801     466,116       0.0%
    Ricardo P.L.C.                           11,242     146,733       0.0%
    Rightmove P.L.C.                         16,339   1,024,688       0.0%
    Rio Tinto P.L.C.                          2,919     159,103       0.0%
#   Rio Tinto P.L.C. Sponsored ADR          156,348   8,591,323       0.3%
    Robert Walters P.L.C.                     6,035      59,719       0.0%
    Rolls-Royce Holdings P.L.C.(BFZWWZ4) 15,559,082      21,420       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)    219,142   2,530,903       0.1%
    Rotork P.L.C.                           356,681   1,608,567       0.1%
*   Royal Bank of Scotland Group P.L.C.
      Sponsored ADR                         122,269     914,572       0.0%
    Royal Dutch Shell P.L.C. Class A         34,402   1,196,888       0.0%
    Royal Dutch Shell P.L.C. Class B          2,443      87,214       0.0%
    Royal Dutch Shell P.L.C. Sponsored
      ADR, Class A                          161,107  11,261,379       0.4%
#   Royal Dutch Shell P.L.C. Sponsored
      ADR, Class B                          106,451   7,709,181       0.3%
    Royal Mail P.L.C.                       203,356   1,621,755       0.1%
    RPC Group P.L.C.                        144,182   1,564,500       0.1%
    RPS Group P.L.C.                         54,453     193,997       0.0%
    RSA Insurance Group P.L.C.              126,016   1,137,039       0.0%
    Saga P.L.C.                             183,391     341,940       0.0%
    Sage Group P.L.C. (The)                 114,395     994,969       0.0%
    Savills P.L.C.                           74,075     997,970       0.0%
    Schroders P.L.C.(0239581)                 4,992     161,524       0.0%
    Schroders P.L.C.(0240549)                12,725     575,686       0.0%
    SDL P.L.C.                                7,338      39,349       0.0%
    Senior P.L.C.                           214,188     869,131       0.0%
*   Serco Group P.L.C.                      168,030     222,047       0.0%
    Severfield P.L.C.                        10,461      11,389       0.0%
    Severn Trent P.L.C.                      27,242     725,393       0.0%
    Shire P.L.C.(B39JBM7)                       735     117,181       0.0%
    Shire P.L.C.(B2QKY05)                    33,914   1,805,916       0.1%
    SIG P.L.C.                              286,853     560,774       0.0%
    Sky P.L.C.                               65,178   1,236,657       0.1%
    Smith & Nephew P.L.C.                    78,719   1,507,550       0.1%
    Smiths Group P.L.C.                      92,468   2,026,089       0.1%
    Soco International P.L.C.                68,330      98,869       0.0%
    Softcat P.L.C.                           22,054     207,161       0.0%
    Spectris P.L.C.                          34,609   1,276,970       0.1%
    Speedy Hire P.L.C.                       62,182      46,003       0.0%
    Spirax-Sarco Engineering P.L.C.          19,497   1,545,536       0.1%
    Spire Healthcare Group P.L.C.            18,317      57,298       0.0%
    Spirent Communications P.L.C.           131,575     215,977       0.0%
    Sportech P.L.C.                          15,125      13,008       0.0%
*   Sports Direct International P.L.C.       98,353     544,658       0.0%
    SSE P.L.C.                              156,377   2,967,814       0.1%
    SSP Group P.L.C.                        145,977   1,306,284       0.1%
    St James's Place P.L.C.                 119,769   1,865,674       0.1%
    St. Ives P.L.C.                          49,558      58,713       0.0%
    St. Modwen Properties P.L.C.             83,411     470,915       0.0%
    Stagecoach Group P.L.C.                 202,635     432,771       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Standard Chartered P.L.C.              228,373 $ 2,398,836       0.1%
    Standard Life Aberdeen P.L.C.          314,290   1,572,297       0.1%
    Sthree P.L.C.                            8,691      38,697       0.0%
    Stobart Group, Ltd.                     36,565     123,104       0.0%
    Superdry P.L.C.                         28,193     582,453       0.0%
    Synthomer P.L.C.                       139,578     947,447       0.0%
    TalkTalk Telecom Group P.L.C.          154,439     272,417       0.0%
    Tarsus Group P.L.C.                      3,951      15,885       0.0%
    Tate & Lyle P.L.C.                     213,298   1,684,584       0.1%
    Taylor Wimpey P.L.C.                   939,421   2,473,998       0.1%
    Ted Baker P.L.C.                        10,319     378,052       0.0%
    Telecom Plus P.L.C.                     32,205     476,843       0.0%
    Tesco P.L.C.                         1,976,348   6,401,263       0.2%
    Thomas Cook Group P.L.C.               530,482     900,959       0.0%
    Topps Tiles P.L.C.                      35,889      34,317       0.0%
    TP ICAP P.L.C.                         126,594     820,053       0.0%
    Travis Perkins P.L.C.                   93,104   1,621,288       0.1%
    Trifast P.L.C.                          15,757      56,393       0.0%
    Trinity Mirror P.L.C.                  108,000     126,379       0.0%
    TT Electronics P.L.C.                   18,924      58,133       0.0%
    TUI AG                                  39,820     900,486       0.0%
*   Tullow Oil P.L.C.                      523,766   1,639,111       0.1%
    U & I Group P.L.C.                      40,193     121,108       0.0%
    UBM P.L.C.                              69,080     919,694       0.0%
#   UDG Healthcare P.L.C.                   40,322     506,601       0.0%
    Ultra Electronics Holdings P.L.C.       39,832     770,913       0.0%
    Unilever P.L.C.                          1,655      92,832       0.0%
    Unilever P.L.C. Sponsored ADR           32,502   1,819,137       0.1%
    United Utilities Group P.L.C.           77,991     795,303       0.0%
    Urban & Civic P.L.C.                     3,271      14,307       0.0%
*   Vectura Group P.L.C.                   208,448     232,448       0.0%
    Vedanta Resources P.L.C.                20,231     202,469       0.0%
    Vesuvius P.L.C.                         71,474     577,212       0.0%
    Victrex P.L.C.                          35,844   1,290,583       0.1%
    Virgin Money Holdings UK P.L.C.        135,731     519,094       0.0%
    Vodafone Group P.L.C.                4,040,579  11,791,259       0.4%
    Vodafone Group P.L.C. Sponsored ADR     31,855     936,856       0.0%
    Volution Group P.L.C.                    4,779      12,954       0.0%
    Weir Group P.L.C. (The)                 18,348     536,895       0.0%
    WH Smith P.L.C.                         35,526     952,210       0.0%
    Whitbread P.L.C.                        13,654     803,362       0.0%
    William Hill P.L.C.                    395,604   1,591,184       0.1%
    Wilmington P.L.C.                        3,711      12,657       0.0%
    Wincanton P.L.C.                        14,329      46,987       0.0%
*   Wizz Air Holdings P.L.C.                 1,105      48,521       0.0%
    WM Morrison Supermarkets P.L.C.        542,919   1,810,723       0.1%
    WPP P.L.C.                              84,711   1,453,651       0.1%
#   WPP P.L.C. Sponsored ADR                 3,436     294,190       0.0%
    Xaar P.L.C.                             12,821      62,443       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                         SHARES     VALUE++     OF NET ASSETS**
                                         ------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    ZPG P.L.C.                            80,018 $      394,485       0.0%
                                                 --------------      ----
TOTAL UNITED KINGDOM                                378,673,635      11.6%
                                                 --------------      ----
TOTAL COMMON STOCKS                               3,197,361,927      98.3%
                                                 --------------      ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Alpargatas SA                         26,238        116,915       0.0%
    Banco ABC Brasil SA                   27,802        148,883       0.0%
    Banco Bradesco SA                    176,106      1,737,835       0.1%
    Banco Bradesco SA ADR                 66,922        655,833       0.0%
    Banco do Estado do Rio Grande do
      Sul SA Class B                      74,025        424,515       0.0%
    Braskem SA Class A                    31,067        404,832       0.0%
    Centrais Eletricas Brasileiras SA
      Class B                             29,900        194,599       0.0%
    Cia Brasileira de Distribuicao        36,964        830,719       0.0%
    Cia de Gas de Sao Paulo - COMGAS
      Class A                              5,782         97,957       0.0%
    Cia de Saneamento do Parana           72,541        220,944       0.0%
    Cia de Transmissao de Energia
      Eletrica Paulista                   12,467        241,995       0.0%
    Cia Energetica de Minas Gerais       123,400        298,003       0.0%
    Cia Energetica de Sao Paulo Class B   44,200        221,429       0.0%
    Cia Energetica do Ceara Class A        3,100         48,856       0.0%
    Cia Ferro Ligas da Bahia - Ferbasa    19,800        117,618       0.0%
    Cia Paranaense de Energia             20,600        157,534       0.0%
    Gerdau SA                            200,788        954,305       0.1%
*   Gol Linhas Aereas Inteligentes SA     15,800         87,587       0.0%
    Itau Unibanco Holding SA             265,234      3,862,065       0.1%
    Itau Unibanco Holding SA ADR          66,308        963,455       0.1%
    Lojas Americanas SA                   23,540        134,056       0.0%
    Marcopolo SA                         155,900        181,569       0.0%
*   Petroleo Brasileiro SA               289,898      1,900,821       0.1%
*   Petroleo Brasileiro SA Sponsored ADR  42,200        554,930       0.0%
    Randon SA Implementos e
      Participacoes                       93,100        232,803       0.0%
    Telefonica Brasil SA                  14,770        207,181       0.0%
    Unipar Carbocloro SA                  31,942        259,132       0.0%
    Usinas Siderurgicas de Minas Gerais
      SA Class A                         158,073        491,835       0.0%
                                                 --------------      ----
TOTAL BRAZIL                                         15,748,206       0.5%
                                                 --------------      ----
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B          15,035         42,472       0.0%
    Embotelladora Andina SA Class B       38,816        193,028       0.0%
                                                 --------------      ----
TOTAL CHILE                                             235,500       0.0%
                                                 --------------      ----
COLOMBIA -- (0.0%)
    Avianca Holdings SA                  115,405        119,967       0.0%
    Banco Davivienda SA                   21,997        264,375       0.0%
    Bancolombia SA                         8,144         96,547       0.0%
    Grupo Argos SA                         7,594         44,878       0.0%
    Grupo Aval Acciones y Valores SA      42,789         18,813       0.0%
    Grupo de Inversiones Suramericana SA  10,248        133,164       0.0%
                                                 --------------      ----
TOTAL COLOMBIA                                          677,744       0.0%
                                                 --------------      ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG              9,963 $   961,912       0.0%
    Biotest AG                               5,953     189,638       0.0%
    Draegerwerk AG & Co. KGaA                2,815     207,101       0.0%
    Fuchs Petrolub SE                        8,703     467,308       0.0%
    Henkel AG & Co. KGaA                     2,460     312,628       0.0%
    Jungheinrich AG                         26,619   1,122,577       0.1%
    Porsche Automobil Holding SE            21,465   1,823,861       0.1%
    Sartorius AG                             6,416     985,503       0.0%
    Schaeffler AG                           29,987     464,097       0.0%
    Sixt SE                                  9,311     760,864       0.0%
    STO SE & Co. KGaA                          725      96,640       0.0%
    Villeroy & Boch AG                       4,509     100,697       0.0%
    Volkswagen AG                           33,924   6,996,310       0.2%
                                                   -----------       ---
TOTAL GERMANY                                       14,489,136       0.4%
                                                   -----------       ---
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%              34,786       7,736       0.0%
                                                   -----------       ---
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd.            10,023      43,309       0.0%
                                                   -----------       ---
TOTAL PREFERRED STOCKS                              31,201,631       0.9%
                                                   -----------       ---
RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
*   Maurel et prom Rights 12/31/00          46,251          --       0.0%
                                                   -----------       ---
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT
      Warrants 12/11/20                    807,400      31,339       0.0%
                                                   -----------       ---
MALAYSIA -- (0.0%)
*   Hibiscus Petroleum Bhd Rights 03/18/21 101,500       9,313       0.0%
*   Protasco Bhd Rights 04/25/23            18,406         164       0.0%
                                                   -----------       ---
TOTAL MALAYSIA                                           9,477       0.0%
                                                   -----------       ---
NETHERLANDS -- (0.0%)
*   Fletcher Building, Ltd. Rights
      05/18/18                                 559          --       0.0%
                                                   -----------       ---
NEW ZEALAND -- (0.0%)
*   Fletcher Building, Ltd. Rights
      05/18/18                              27,887          --       0.0%
                                                   -----------       ---
SINGAPORE -- (0.0%)
*   Ezion Holdings, Ltd. Warrants 04/16/23 328,770          --       0.0%
*   Thomson Medical Group, Ltd. Warrants
      04/24/19                             534,400       2,418       0.0%
                                                   -----------       ---
TOTAL SINGAPORE                                          2,418       0.0%
                                                   -----------       ---
SPAIN -- (0.0%)
*   Quabit Inmobiliaria SA Rights 05/11/18  15,441         858       0.0%
                                                   -----------       ---
TAIWAN -- (0.0%)
*   Wafer Works Corp. Rights 06/08/18        2,046         539       0.0%
                                                   -----------       ---

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


TOTAL RIGHTS/WARRANTS                                   44,631        0.0%
                                                --------------      -----
TOTAL INVESTMENT SECURITIES                      3,228,608,189
                                                --------------

                                                                 PERCENTAGE
                                       SHARES       VALUE+     OF NET ASSETS**
                                     ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@  DFA Short Term Investment Fund 20,305,579 $  234,935,550        7.2%
                                                --------------      -----
TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,958,380,448)                     $3,463,543,739      106.4%
                                                ==============      =====

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                               ------------  ------------ ------- ------------
Common Stocks
   Australia                   $  1,030,325  $134,311,193   --    $135,341,518
   Austria                               --    17,284,336   --      17,284,336
   Belgium                          128,561    32,271,499   --      32,400,060
   Brazil                        44,619,745            --   --      44,619,745
   Canada                       196,314,018            --   --     196,314,018
   Chile                          1,941,398     8,983,407   --      10,924,805
   China                         26,744,437   224,693,088   --     251,437,525
   Colombia                       3,668,321            --   --       3,668,321
   Czech Republic                        --     1,247,672   --       1,247,672
   Denmark                          250,847    38,380,321   --      38,631,168
   Egypt                                 --       137,699   --         137,699
   Finland                          123,956    43,725,266   --      43,849,222
   France                         1,894,984   181,036,651   --     182,931,635
   Germany                        1,802,715   162,661,893   --     164,464,608
   Greece                                --       639,508   --         639,508
   Hong Kong                        115,218    68,744,387   --      68,859,605
   Hungary                               --     2,945,208   --       2,945,208
   India                            964,685    93,685,770   --      94,650,455
   Indonesia                        164,956    18,858,222   --      19,023,178
   Ireland                        1,978,816    12,012,023   --      13,990,839
   Israel                         1,207,307    14,084,238   --      15,291,545
   Italy                            116,599    79,175,676   --      79,292,275
   Japan                          3,424,843   578,663,621   --     582,088,464
   Malaysia                              --    21,325,233   --      21,325,233
   Mexico                        23,874,883           318   --      23,875,201
   Netherlands                    8,464,271    56,585,535   --      65,049,806
   New Zealand                           --    10,593,152   --      10,593,152
   Norway                           189,542    21,913,144   --      22,102,686
   Peru                             512,196           105   --         512,301
   Philippines                       56,684     8,314,322   --       8,371,006
   Poland                                --    10,552,125   --      10,552,125
   Portugal                              --     5,988,189   --       5,988,189
   Russia                         1,964,958     5,469,049   --       7,434,007
   Singapore                          5,549    28,144,535   --      28,150,084
   South Africa                   4,274,765    62,259,631   --      66,534,396
   South Korea                    1,314,677   137,628,031   --     138,942,708
   Spain                            489,394    59,254,567   --      59,743,961
   Sweden                            61,064    63,028,474   --      63,089,538
   Switzerland                    3,314,404   126,394,334   --     129,708,738
   Taiwan                         7,262,952   115,771,968   --     123,034,920
   Thailand                      24,140,754         2,483   --      24,143,237
   Turkey                            20,760     9,482,835   --       9,503,595
   United Kingdom                91,557,996   287,115,639   --     378,673,635
Preferred Stocks
   Brazil                        15,748,206            --   --      15,748,206
   Chile                                 --       235,500   --         235,500
   Colombia                         677,744            --   --         677,744
   Germany                               --    14,489,136   --      14,489,136
   Malaysia                           7,736            --   --           7,736
   South Korea                       43,309            --   --          43,309
Rights/Warrants
   Indonesia                             --        31,339   --          31,339
   Malaysia                              --         9,477   --           9,477
   Singapore                             --         2,418   --           2,418
   Spain                                 --           858   --             858

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


    Taiwan                                --            539 --             539
 Securities Lending Collateral            --    234,935,550 --     234,935,550
                                ------------ -------------- --  --------------
 TOTAL                          $470,473,575 $2,993,070,164 --  $3,463,543,739
                                ============ ============== ==  ==============

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
COMMON STOCKS -- (92.8%)
BRAZIL -- (5.6%)
    AES Tiete Energia SA(BZ8W2J5)                681 $       453       0.0%
    AES Tiete Energia SA(BZ8W2L7)          2,052,758   6,680,019       0.0%
    Aliansce Shopping Centers SA           1,088,838   5,349,081       0.0%
*   Alliar Medicos A Frente SA                67,500     279,580       0.0%
    Alupar Investimento SA                 1,037,446   5,155,839       0.0%
    Ambev SA                               1,591,620  10,599,593       0.0%
    Ambev SA ADR                          14,628,396  96,839,982       0.3%
    Anima Holding SA                         272,953   1,597,264       0.0%
    Arezzo Industria e Comercio SA           499,431   7,553,053       0.0%
*   B2W Cia Digital                        1,331,671  10,985,751       0.0%
    B3 SA - Brasil Bolsa Balcao            6,604,046  47,694,212       0.2%
    Banco Bradesco SA                      4,568,996  41,605,096       0.1%
    Banco do Brasil SA                     2,293,952  24,031,753       0.1%
    Banco Santander Brasil SA              1,016,049  11,053,216       0.0%
    BB Seguridade Participacoes SA         3,104,201  24,350,149       0.1%
    BR Malls Participacoes SA              7,584,565  23,642,227       0.1%
    BR Properties SA                         545,194   1,385,084       0.0%
*   Brasil Brokers Participacoes SA        2,253,340     360,205       0.0%
    BrasilAgro - Co. Brasileira de
      Propriedades Agricolas                 128,003     486,698       0.0%
    Braskem SA Sponsored ADR                 559,977  14,503,404       0.1%
*   BRF SA                                 1,172,504   8,300,439       0.0%
    CCR SA                                 8,664,791  29,581,782       0.1%
*   Centrais Eletricas Brasileiras SA      1,215,800   6,618,322       0.0%
#   Cia Brasileira de Distribuicao           194,588   4,347,096       0.0%
    Cia de Locacao das Americas               60,306     523,322       0.0%
    Cia de Saneamento Basico do Estado
      de Sao Paulo                         1,481,704  14,871,179       0.1%
#   Cia de Saneamento Basico do Estado
      de Sao Paulo ADR                       772,983   7,714,370       0.0%
    Cia de Saneamento de Minas
      Gerais-COPASA                          743,658  10,698,893       0.0%
*   Cia Energetica de Minas Gerais           426,839     938,188       0.0%
#   Cia Energetica de Minas Gerais
      Sponsored ADR                        1,059,060   2,531,152       0.0%
    Cia Hering                             1,303,476   7,106,757       0.0%
    Cia Paranaense de Energia                181,723   1,185,827       0.0%
#   Cia Paranaense de Energia Sponsored
      ADR                                    283,710   2,176,056       0.0%
*   Cia Siderurgica Nacional SA            4,472,590  11,209,563       0.0%
#*  Cia Siderurgica Nacional SA
      Sponsored ADR                        3,613,990   9,071,115       0.0%
    Cielo SA                               5,833,219  31,970,142       0.1%
*   Construtora Tenda SA                     328,642   2,393,143       0.0%
*   Cosan Logistica SA                     1,148,617   3,573,854       0.0%
    Cosan SA Industria e Comercio            916,443  10,406,515       0.0%
    CSU Cardsystem SA                        101,898     295,234       0.0%
    CVC Brasil Operadora e Agencia de
      Viagens SA                           1,053,860  17,445,005       0.1%
    Cyrela Brazil Realty SA
      Empreendimentos e Participacoes      3,407,206  13,519,115       0.1%
    Cyrela Commercial Properties SA
      Empreendimentos e Participacoes         15,734      51,650       0.0%
    Dimed SA Distribuidora da
      Medicamentos                             1,500     160,782       0.0%
*   Direcional Engenharia SA               1,214,626   2,111,519       0.0%
    Duratex SA                             3,291,656  10,053,871       0.0%
    EcoRodovias Infraestrutura e
      Logistica SA                         2,422,043   6,879,233       0.0%
    EDP - Energias do Brasil SA            3,176,092  12,593,034       0.1%
    Eletropaulo Metropolitana
      Eletricidade de Sao Paulo SA         1,405,886  13,708,914       0.1%
    Embraer SA ADR                         1,261,729  31,820,805       0.1%
    Energisa SA                              665,689   6,295,466       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
BRAZIL -- (Continued)
*   Eneva SA                                154,000 $   584,665       0.0%
    Engie Brasil Energia SA               1,105,009  11,667,699       0.0%
    Equatorial Energia SA                 2,062,958  41,898,682       0.2%
    Estacio Participacoes SA              2,767,645  25,202,065       0.1%
*   Eternit SA                              877,618     177,868       0.0%
*   Even Construtora e Incorporadora SA   2,711,344   3,506,048       0.0%
    Ez Tec Empreendimentos e
      Participacoes SA                      832,281   4,775,304       0.0%
    Fibria Celulose SA                      767,951  15,084,125       0.1%
    Fibria Celulose SA Sponsored ADR        515,901  10,091,023       0.0%
    Fleury SA                             1,687,188  12,574,925       0.1%
    Fras-Le SA                               66,400     104,058       0.0%
*   Gafisa SA                               380,759   1,280,355       0.0%
#   Gafisa SA ADR                           103,158     702,503       0.0%
    Gerdau SA                               875,471   3,516,179       0.0%
#   Gerdau SA Sponsored ADR               4,354,272  20,334,450       0.1%
*   Gol Linhas Aereas Inteligentes SA ADR   230,261   2,521,353       0.0%
    Grendene SA                             445,928   3,478,880       0.0%
    Guararapes Confeccoes SA                 76,632   2,996,855       0.0%
*   Helbor Empreendimentos SA             2,663,929   1,102,620       0.0%
    Hypermarcas SA                        1,187,949  10,681,775       0.0%
    Iguatemi Empresa de Shopping Centers
      SA                                    439,344   4,477,215       0.0%
    Industrias Romi SA                       70,100     161,683       0.0%
    Instituto Hermes Pardini SA              34,900     258,921       0.0%
    International Meal Co. Alimentacao SA 1,007,276   2,343,372       0.0%
    Iochpe-Maxion SA                      1,395,393  11,192,779       0.0%
    Itau Unibanco Holding SA              1,259,106  15,850,244       0.1%
    JBS SA                                9,084,260  22,689,905       0.1%
*   JHSF Participacoes SA                 1,329,770     637,707       0.0%
*   JSL SA                                  631,546   1,270,952       0.0%
*   Kepler Weber SA                         113,704     387,863       0.0%
    Klabin SA                             2,691,307  16,309,788       0.1%
    Kroton Educacional SA                 4,969,545  19,874,208       0.1%
    Light SA                                974,296   4,878,155       0.0%
    Linx SA                                 540,750   3,451,464       0.0%
    Localiza Rent a Car SA                3,829,290  30,486,098       0.1%
    Lojas Americanas SA                     781,290   3,325,257       0.0%
    Lojas Renner SA                       5,203,997  48,442,094       0.2%
*   LPS Brasil Consultoria de Imoveis SA     91,780     123,135       0.0%
    M Dias Branco SA                        508,907   6,391,844       0.0%
    Magazine Luiza SA                       541,068  16,481,322       0.1%
    Magnesita Refratarios SA                330,510   5,424,855       0.0%
    Mahle-Metal Leve SA                     460,493   3,227,079       0.0%
    Marcopolo SA                            252,500     234,250       0.0%
*   Marfrig Global Foods SA               2,539,462   5,741,191       0.0%
*   Marisa Lojas SA                         638,318   1,073,217       0.0%
*   Mills Estruturas e Servicos de
      Engenharia SA                       1,129,714   1,122,232       0.0%
    Minerva SA                              924,319   2,163,569       0.0%
    MRV Engenharia e Participacoes SA     3,774,655  16,162,316       0.1%
    Multiplan Empreendimentos
      Imobiliarios SA                       352,585   6,695,009       0.0%
    Multiplus SA                            550,448   4,493,838       0.0%
    Natura Cosmeticos SA                  1,498,400  13,776,965       0.1%
    Odontoprev SA                         2,783,195  11,940,917       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                          ---------- -------------- ---------------
BRAZIL -- (Continued)
*   Paranapanema SA                        1,774,631 $      653,481       0.0%
*   Petro Rio SA                              53,496      1,109,257       0.0%
*   Petroleo Brasileiro SA                 7,888,685     55,463,094       0.2%
#*  Petroleo Brasileiro SA Sponsored ADR   1,709,461     24,086,306       0.1%
    Porto Seguro SA                        1,119,253     14,441,150       0.1%
    Portobello SA                          1,333,234      1,956,161       0.0%
*   Profarma Distribuidora de Produtos
      Farmaceuticos SA                       111,775        180,272       0.0%
    QGEP Participacoes SA                  1,184,057      4,316,170       0.0%
    Qualicorp SA                           2,734,377     19,006,074       0.1%
    Raia Drogasil SA                       1,586,272     31,144,036       0.1%
*   Renova Energia SA                         14,800         10,900       0.0%
*   Restoque Comercio e Confeccoes de
      Roupas SA                              106,709        928,435       0.0%
*   RNI Negocios Imobiliarios SA              85,321        137,363       0.0%
*   Rumo SA                                2,974,730     12,609,826       0.1%
*   Santos Brasil Participacoes SA         2,509,925      2,371,504       0.0%
    Sao Carlos Empreendimentos e
      Participacoes SA                        20,000        211,235       0.0%
    Sao Martinho SA                        2,013,267      9,758,299       0.0%
    Ser Educacional SA                       493,038      2,336,273       0.0%
    SLC Agricola SA                          707,598      9,032,822       0.0%
    Smiles Fidelidade SA                     621,491     12,773,279       0.1%
    Sonae Sierra Brasil SA                   228,380      1,460,297       0.0%
*   Springs Global Participacoes SA           55,371        149,523       0.0%
    Sul America SA                         3,081,294     19,016,207       0.1%
    Suzano Papel e Celulose SA             3,578,012     41,936,850       0.2%
    T4F Entretenimento SA                    212,492        607,172       0.0%
*   Technos SA                               198,716        152,588       0.0%
*   Tecnisa SA                             1,841,425        830,513       0.0%
    Tegma Gestao Logistica SA                 87,211        572,826       0.0%
#   Telefonica Brasil SA ADR                 550,562      7,773,935       0.0%
*   Terra Santa Agro SA                        5,300         21,332       0.0%
    Tim Participacoes SA                   3,318,337     15,108,322       0.1%
#   Tim Participacoes SA ADR                 309,336      7,037,394       0.0%
    Totvs SA                                 942,969      8,613,555       0.0%
    TPI - Triunfo Participacoes e
      Investimentos SA                       906,127        644,056       0.0%
    Transmissora Alianca de Energia
      Eletrica SA                          2,081,447     12,649,579       0.1%
    Tupy SA                                  327,897      1,769,026       0.0%
    Ultrapar Participacoes SA              2,067,950     35,683,826       0.1%
#   Ultrapar Participacoes SA Sponsored
      ADR                                    151,455      2,623,201       0.0%
    Usinas Siderurgicas de Minas Gerais
      SA                                     238,944        876,465       0.0%
    Vale SA                               17,379,974    241,460,192       0.8%
#   Vale SA Sponsored ADR                  2,810,743     38,900,684       0.1%
    Valid Solucoes e Servicos de
      Seguranca em Meios de Pagamento e
      Identificacao S.A                      902,848      4,716,293       0.0%
    Via Varejo SA                          1,406,920     11,947,896       0.1%
*   Vulcabras Azaleia SA                     311,100        744,182       0.0%
    WEG SA                                 1,480,540      7,514,273       0.0%
    Wiz Solucoes e Corretagem de Seguros
      SA                                     671,590      1,909,408       0.0%
                                                     --------------       ---
TOTAL BRAZIL                                          1,734,921,410       5.8%
                                                     --------------       ---
CHILE -- (1.3%)
    AES Gener SA                          13,142,292      3,682,830       0.0%
    Aguas Andinas SA Class A              19,738,082     13,125,507       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES      VALUE++   OF NET ASSETS**
                                          ----------- ----------- ---------------
CHILE -- (Continued)
    Banco de Chile                         16,110,031 $ 2,661,763       0.0%
    Banco de Chile ADR                        103,153  10,108,976       0.0%
    Banco de Credito e Inversiones SA         186,258  14,092,367       0.1%
#   Banco Santander Chile ADR                 650,834  21,497,046       0.1%
    Besalco SA                              2,518,197   2,900,527       0.0%
    CAP SA                                  1,243,150  14,425,413       0.1%
    Cementos BIO BIO SA                       180,149     271,672       0.0%
    Cencosud SA                             5,519,265  16,403,355       0.1%
    Cia Cervecerias Unidas SA                 339,280   4,698,356       0.0%
    Cia Cervecerias Unidas SA ADR             295,616   8,164,914       0.0%
*   Cia Sud Americana de Vapores SA       179,324,655   8,022,940       0.0%
    Clinica LAS Condes SA                         680      40,473       0.0%
    Colbun SA                              36,493,409   9,070,144       0.0%
    Cristalerias de Chile SA                   59,157     584,466       0.0%
    Embotelladora Andina SA Class B ADR        68,166   2,053,842       0.0%
    Empresa Nacional de
      Telecomunicaciones SA                 1,237,463  14,584,038       0.1%
*   Empresas AquaChile SA                     584,661     368,542       0.0%
    Empresas CMPC SA                        5,612,547  23,026,612       0.1%
    Empresas COPEC SA                       1,181,973  19,258,610       0.1%
    Empresas Hites SA                       1,274,301   1,304,344       0.0%
*   Empresas La Polar SA                    9,827,021     796,486       0.0%
    Enel Americas SA                       76,724,424  17,507,396       0.1%
    Enel Americas SA ADR                    2,330,101  26,446,642       0.1%
    Enel Chile SA(BYMLZD6)                 55,533,660   6,880,506       0.0%
    Enel Chile SA(BYYHKR1)                  2,417,197  15,034,965       0.1%
    Engie Energia Chile SA                  4,647,891  10,022,096       0.0%
*   Enjoy SA                                1,885,576     177,583       0.0%
    Forus SA                                  580,492   2,175,867       0.0%
    Grupo Security SA                       1,582,206     804,229       0.0%
    Hortifrut SA                                9,198      30,995       0.0%
    Instituto de Diagnostico SA                 4,394      17,820       0.0%
    Inversiones Aguas Metropolitanas SA     4,885,642   9,204,870       0.0%
    Inversiones La Construccion SA            220,668   4,371,265       0.0%
#   Itau CorpBanca(BZ30DD5)                    72,474   1,101,605       0.0%
    Itau CorpBanca(BYT25P4)               976,070,123   9,970,018       0.0%
    Latam Airlines Group SA                    52,204     799,633       0.0%
#   Latam Airlines Group SA Sponsored ADR   1,520,179  23,213,133       0.1%
*   Masisa SA                              14,958,469   1,387,823       0.0%
    Molibdenos y Metales SA                    84,984   1,181,580       0.0%
    Multiexport Foods SA                    3,569,496   1,884,729       0.0%
    Parque Arauco SA                        4,991,963  15,588,268       0.1%
    PAZ Corp. SA                            1,372,222   2,156,147       0.0%
    Ripley Corp. SA                         7,479,819   8,106,640       0.0%
    SACI Falabella                          2,141,725  20,763,401       0.1%
    Salfacorp SA                            1,911,666   3,659,667       0.0%
    Sigdo Koppers SA                        1,804,107   3,442,716       0.0%
    Sociedad Matriz SAAM SA                21,725,550   2,260,664       0.0%
#   Sociedad Quimica y Minera de Chile
      SA Sponsored ADR                        341,596  18,750,204       0.1%
    Socovesa SA                             1,550,158   1,037,163       0.0%
    Sonda SA                                2,943,775   5,418,496       0.0%
    Vina Concha y Toro SA                   2,825,579   6,447,218       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                            SHARES      VALUE++    OF NET ASSETS**
                                          ----------- ------------ ---------------
CHILE -- (Continued)
#   Vina Concha y Toro SA Sponsored ADR        30,232 $  1,377,370       0.0%
                                                      ------------       ---
TOTAL CHILE                                            412,363,932       1.4%
                                                      ------------       ---
CHINA -- (16.3%)
*   21Vianet Group, Inc. ADR                  280,861    1,480,137       0.0%
#   361 Degrees International, Ltd.         4,553,000    1,439,632       0.0%
#*  3SBio, Inc.                             2,167,000    4,656,159       0.0%
#*  500.com, Ltd. Class A ADR                 123,377    2,251,630       0.0%
#*  51job, Inc. ADR                            61,260    5,056,400       0.0%
*   58.com, Inc. ADR                          173,271   15,142,153       0.1%
*   A8 New Media Group, Ltd.                5,276,000      290,467       0.0%
    AAC Technologies Holdings, Inc.         1,926,000   27,643,431       0.1%
    Agile Group Holdings, Ltd.             12,022,465   23,715,430       0.1%
    Agricultural Bank of China, Ltd.
      Class H                              45,690,460   25,760,823       0.1%
    Air China, Ltd. Class H                 9,934,000   13,095,961       0.1%
    Ajisen China Holdings, Ltd.             2,945,000    1,394,480       0.0%
*   AKM Industrial Co., Ltd.                  110,000       20,229       0.0%
#*  Alibaba Group Holding, Ltd.
      Sponsored ADR                         1,332,164  237,844,561       0.8%
#*  Alibaba Health Information
      Technology, Ltd.                        558,000      280,604       0.0%
#*  Alibaba Pictures Group, Ltd.           40,060,000    4,512,619       0.0%
*   Aluminum Corp. of China, Ltd. ADR         225,375    3,159,757       0.0%
#*  Aluminum Corp. of China, Ltd. Class H  13,946,000    7,876,519       0.0%
    AMVIG Holdings, Ltd.                    1,688,000      433,962       0.0%
#   Angang Steel Co., Ltd. Class H          5,323,160    5,706,036       0.0%
    Anhui Conch Cement Co., Ltd. Class H    5,476,000   34,178,325       0.1%
    Anhui Expressway Co., Ltd. Class H      2,416,000    1,786,120       0.0%
    Anta Sports Products, Ltd.              4,947,000   28,228,536       0.1%
#*  Anton Oilfield Services Group          11,000,000    1,539,888       0.0%
*   Anxin-China Holdings, Ltd.             13,373,000      123,019       0.0%
*   Aowei Holdings, Ltd.                      187,000       46,365       0.0%
*   Art Group Holdings, Ltd.                  455,000       17,653       0.0%
#   Asia Cement China Holdings Corp.        2,948,500    1,578,642       0.0%
*   Asian Citrus Holdings, Ltd.             3,478,000       49,853       0.0%
    Ausnutria Dairy Corp., Ltd.               510,000      565,999       0.0%
#*  AVIC International Holding HK, Ltd.    14,994,207      634,005       0.0%
#   AVIC International Holdings, Ltd.
      Class H                               1,618,000    1,113,985       0.0%
    AviChina Industry & Technology Co.,
      Ltd. Class H                         14,133,212    8,911,023       0.0%
#   BAIC Motor Corp., Ltd. Class H          8,128,500    7,846,454       0.0%
*   Baidu, Inc. Sponsored ADR                 248,303   62,299,223       0.2%
    BAIOO Family Interactive, Ltd.          4,356,000      263,944       0.0%
    Bank of China, Ltd. Class H           108,952,702   59,142,911       0.2%
    Bank of Chongqing Co., Ltd. Class H     2,436,000    1,841,296       0.0%
    Bank of Communications Co., Ltd.
      Class H                              11,519,618    9,426,324       0.0%
*   Baoye Group Co., Ltd. Class H           1,566,440    1,040,313       0.0%
#*  Baozun, Inc. Sponsored ADR                 38,456    1,768,591       0.0%
    BBI Life Sciences Corp.                   253,500      104,426       0.0%
#   BBMG Corp. Class H                      7,726,404    3,524,074       0.0%
    Beijing Capital International
      Airport Co., Ltd. Class H             8,324,000   11,337,065       0.1%
    Beijing Capital Land, Ltd. Class H      7,416,000    3,949,484       0.0%
#*  Beijing Enterprises Clean Energy
      Group, Ltd.                          56,800,000    1,737,308       0.0%
#*  Beijing Enterprises Environment
      Group, Ltd.                             702,000       79,985       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
CHINA -- (Continued)
    Beijing Enterprises Holdings, Ltd.     2,210,528 $11,041,348       0.1%
#*  Beijing Enterprises Medical & Health
      Group, Ltd.                         12,414,000     629,569       0.0%
#   Beijing Enterprises Water Group, Ltd. 19,196,469  11,145,129       0.1%
    Beijing Jingneng Clean Energy Co.,
      Ltd. Class H                         8,558,000   2,150,257       0.0%
    Beijing North Star Co., Ltd. Class H   4,460,000   1,588,514       0.0%
#*  Beijing Properties Holdings, Ltd.      5,128,967     185,232       0.0%
    Beijing Urban Construction Design &
      Development Group Co., Ltd. Class H  1,013,000     499,072       0.0%
#   Best Pacific International Holdings,
      Ltd.                                 2,202,000     867,272       0.0%
*   BII Railway Transportation
      Technology Holdings Co., Ltd.        1,820,000     147,571       0.0%
#*  Bitauto Holdings, Ltd. ADR               203,087   4,299,352       0.0%
*   Boer Power Holdings, Ltd.              2,034,000     389,418       0.0%
    Bosideng International Holdings, Ltd. 17,808,157   1,828,527       0.0%
*   Boyaa Interactive International, Ltd.  2,348,000     918,883       0.0%
#   Brilliance China Automotive
      Holdings, Ltd.                       7,072,000  12,591,807       0.1%
    Brilliant Circle Holdings
      International, Ltd.                     60,000       8,843       0.0%
#   Byd Co., Ltd. Class H                  2,615,800  18,287,235       0.1%
#   BYD Electronic International Co.,
      Ltd.                                 5,761,722   8,785,508       0.0%
*   C C Land Holdings, Ltd.               13,451,530   3,067,178       0.0%
#*  C.banner International Holdings, Ltd.  1,386,000     432,934       0.0%
    Cabbeen Fashion, Ltd.                  1,829,000     642,273       0.0%
#   Canvest Environmental Protection
      Group Co., Ltd.                      2,812,000   1,560,106       0.0%
#*  Capital Environment Holdings, Ltd.     3,860,000     129,234       0.0%
#*  CAR, Inc.                              5,868,000   5,595,541       0.0%
#*  Carnival Group International
      Holdings, Ltd.                       6,260,000     274,616       0.0%
    Carrianna Group Holdings Co., Ltd.     2,156,877     301,145       0.0%
*   CECEP COSTIN New Materials Group,
      Ltd.                                 2,583,000      37,024       0.0%
    Central China Real Estate, Ltd.        5,150,074   2,350,814       0.0%
#   Central China Securities Co., Ltd.
      Class H                              2,810,000   1,071,260       0.0%
*   Century Sunshine Group Holdings, Ltd. 12,975,000     404,104       0.0%
#*  CGN Meiya Power Holdings Co., Ltd.     8,006,000   1,076,833       0.0%
#   CGN Power Co., Ltd. Class H           29,905,000   8,155,216       0.0%
    Changshouhua Food Co., Ltd.            1,543,000     733,870       0.0%
    Changyou.com, Ltd. ADR                    58,570   1,114,587       0.0%
#   Chaowei Power Holdings, Ltd.           5,179,000   2,892,063       0.0%
*   Cheetah Mobile, Inc. ADR                  89,537   1,200,691       0.0%
*   Chigo Holding, Ltd.                   22,124,000     271,820       0.0%
#*  Chiho Environmental Group, Ltd.          408,000     199,788       0.0%
#   China Aerospace International
      Holdings, Ltd.                      14,962,600   1,595,572       0.0%
    China Agri-Industries Holdings, Ltd.  15,621,800   6,556,753       0.0%
#   China Aircraft Leasing Group
      Holdings, Ltd.                       1,241,500   1,323,431       0.0%
#   China All Access Holdings, Ltd.        3,800,000     991,488       0.0%
    China Aluminum Cans Holdings, Ltd.        94,000      12,154       0.0%
*   China Animal Healthcare, Ltd.          1,485,000      87,767       0.0%
#   China Animation Characters Co., Ltd.   2,856,000     971,981       0.0%
    China Aoyuan Property Group, Ltd.      8,675,000   6,969,050       0.0%
    China BlueChemical, Ltd. Class H      12,095,122   3,178,909       0.0%
*   China Chengtong Development Group,
      Ltd.                                   546,000      26,032       0.0%
    China Cinda Asset Management Co.,
      Ltd. Class H                        25,685,000   9,167,156       0.0%
    China CITIC Bank Corp., Ltd. Class H  11,882,607   8,494,260       0.0%
    China Coal Energy Co., Ltd. Class H    9,643,168   4,180,578       0.0%
    China Communications Construction
      Co., Ltd. Class H                   12,222,387  14,082,381       0.1%
    China Communications Services Corp.,
      Ltd. Class H                        13,405,327   8,416,127       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                            SHARES      VALUE++    OF NET ASSETS**
                                          ----------- ------------ ---------------
CHINA -- (Continued)
    China Conch Venture Holdings, Ltd.      2,289,000 $  7,106,329       0.0%
    China Construction Bank Corp. Class H 230,905,302  241,909,906       0.8%
    China Datang Corp. Renewable Power
      Co., Ltd. Class H                    12,590,000    2,602,130       0.0%
    China Distance Education Holdings,
      Ltd. ADR                                  5,541       43,663       0.0%
    China Dongxiang Group Co., Ltd.        19,703,888    3,606,625       0.0%
#*  China Dynamics Holdings, Ltd.           7,940,000      155,476       0.0%
#   China Eastern Airlines Corp., Ltd.
      Class H                               7,380,000    6,096,346       0.0%
#   China Electronics Huada Technology
      Co., Ltd.                             2,820,000      446,896       0.0%
#   China Electronics Optics Valley
      Union Holding Co., Ltd.               3,968,000      326,629       0.0%
#*  China Energine International
      Holding, Ltd.                         2,588,000      106,737       0.0%
#   China Energy Engineering Corp., Ltd.
      Class H                               2,056,000      402,383       0.0%
*   China Environmental Technology and
      Bioenergy Holdings, Ltd.              2,750,000       48,925       0.0%
    China Everbright Bank Co., Ltd.
      Class H                               8,135,000    4,065,378       0.0%
#   China Everbright International, Ltd.    8,479,000   11,893,106       0.1%
    China Everbright, Ltd.                  6,538,896   14,389,267       0.1%
#*  China Evergrande Group                 16,852,000   53,379,947       0.2%
*   China Fiber Optic Network System
      Group, Ltd.                           4,584,800       76,699       0.0%
    China Financial Services Holdings,
      Ltd.                                  1,424,000      126,627       0.0%
*   China Fire Safety Enterprise Group,
      Ltd.                                  3,700,000      170,942       0.0%
#   China Foods, Ltd.                       7,186,000    3,298,744       0.0%
    China Galaxy Securities Co., Ltd.
      Class H                               9,068,500    5,956,509       0.0%
    China Gas Holdings, Ltd.                7,434,000   26,343,713       0.1%
*   China Glass Holdings, Ltd.              4,448,000      405,157       0.0%
#*  China Grand Pharmaceutical and
      Healthcare Holdings, Ltd. Class A     2,524,000    1,883,382       0.0%
    China Greenfresh Group Co., Ltd.        2,205,000      331,555       0.0%
#   China Greenland Broad Greenstate
      Group Co., Ltd.                       5,504,000      703,448       0.0%
#   China Hanking Holdings, Ltd.            3,620,000      497,926       0.0%
#*  China Harmony New Energy Auto
      Holding, Ltd.                         5,013,000    2,819,440       0.0%
#*  China High Precision Automation
      Group, Ltd.                           1,360,000       39,637       0.0%
#   China High Speed Transmission
      Equipment Group Co., Ltd.             1,598,000    2,327,575       0.0%
#   China Hongqiao Group, Ltd.              7,359,500    8,005,801       0.0%
*   China Household Holdings, Ltd.          3,080,000       37,516       0.0%
    China Huarong Asset Management Co.,
      Ltd. Class H                         32,997,000   11,364,431       0.1%
#*  China Huishan Dairy Holdings Co.,
      Ltd.                                  5,968,000        2,238       0.0%
*   China Huiyuan Juice Group, Ltd.         3,751,500      965,520       0.0%
#   China International Capital Corp.,
      Ltd. Class H                            984,800    2,228,223       0.0%
    China International Marine
      Containers Group Co., Ltd. Class H    1,235,300    1,965,951       0.0%
*   China ITS Holdings Co., Ltd.            2,795,096      146,011       0.0%
    China Jinmao Holdings Group, Ltd.      26,666,976   15,095,530       0.1%
#   China Lesso Group Holdings, Ltd.        7,237,000    5,577,746       0.0%
    China Life Insurance Co., Ltd. ADR        881,250   12,425,625       0.1%
    China Life Insurance Co., Ltd.
      Class H                               1,838,000    5,212,490       0.0%
    China Lilang, Ltd.                      3,355,000    4,207,573       0.0%
#   China Lodging Group, Ltd. ADR              65,711    9,177,198       0.0%
*   China Longevity Group Co., Ltd.           893,399       29,254       0.0%
    China Longyuan Power Group Corp.,
      Ltd. Class H                         10,798,000   10,606,013       0.1%
*   China LotSynergy Holdings, Ltd.        13,040,000      234,357       0.0%
    China Machinery Engineering Corp.
      Class H                               4,943,000    2,871,772       0.0%
    China Maple Leaf Educational
      Systems, Ltd.                         2,608,000    3,613,817       0.0%
    China Medical System Holdings, Ltd.     6,926,800   16,962,177       0.1%
    China Meidong Auto Holdings, Ltd.         920,000      401,197       0.0%
    China Mengniu Dairy Co., Ltd.           5,931,000   19,120,299       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
CHINA -- (Continued)
    China Merchants Bank Co., Ltd.
      Class H                             10,792,146 $47,058,055       0.2%
    China Merchants Land, Ltd.             9,066,000   1,902,707       0.0%
    China Merchants Port Holdings Co.,
      Ltd.                                 5,402,876  12,071,998       0.1%
    China Merchants Securities Co., Ltd.
      Class H                                275,800     386,289       0.0%
    China Minsheng Banking Corp., Ltd.
      Class H                              7,470,800   6,991,174       0.0%
*   China Minsheng Financial Holding
      Corp., Ltd.                            450,000      13,561       0.0%
    China Mobile, Ltd.                    10,380,500  98,889,723       0.3%
    China Mobile, Ltd. Sponsored ADR       1,997,961  94,823,229       0.3%
*   China Modern Dairy Holdings, Ltd.        521,000      88,364       0.0%
#   China Molybdenum Co., Ltd. Class H     8,742,000   6,569,332       0.0%
    China National Building Material
      Co., Ltd. Class H                   26,908,150  31,436,628       0.1%
#*  China New Town Development Co., Ltd.   6,821,177     242,137       0.0%
    China NT Pharma Group Co., Ltd.        4,305,000   1,059,317       0.0%
*   China Nuclear Energy Technology
      Corp., Ltd.                            818,000     140,127       0.0%
    China Oil & Gas Group, Ltd.           28,520,000   2,130,244       0.0%
    China Oilfield Services, Ltd. Class H  5,890,000   5,876,427       0.0%
*   China Online Education Group ADR             900      10,044       0.0%
#   China Oriental Group Co., Ltd.         4,914,000   3,521,343       0.0%
    China Overseas Grand Oceans Group,
      Ltd.                                 9,298,500   4,036,426       0.0%
    China Overseas Land & Investment,
      Ltd.                                18,064,033  60,525,918       0.2%
    China Overseas Property Holdings,
      Ltd.                                11,396,344   3,406,146       0.0%
    China Pacific Insurance Group Co.,
      Ltd. Class H                         3,297,265  14,549,767       0.1%
    China Petroleum & Chemical Corp. ADR     211,889  20,667,634       0.1%
    China Petroleum & Chemical Corp.
      Class H                             65,522,400  63,809,567       0.2%
    China Pioneer Pharma Holdings, Ltd.    2,974,000     956,207       0.0%
    China Power Clean Energy Development
      Co., Ltd.                            2,497,000   1,420,792       0.0%
#   China Power International
      Development, Ltd.                   22,017,600   5,902,094       0.0%
*   China Properties Group, Ltd.           2,545,000     488,901       0.0%
*   China Qinfa Group, Ltd.                  300,000      20,877       0.0%
    China Railway Construction Corp.,
      Ltd. Class H                         9,323,187  11,040,780       0.1%
    China Railway Group, Ltd. Class H     11,041,000   8,849,660       0.0%
    China Railway Signal & Communication
      Corp., Ltd. Class H                  2,508,000   1,955,303       0.0%
*   China Rare Earth Holdings, Ltd.        8,554,399     510,557       0.0%
    China Reinsurance Group Corp. Class H  4,458,000     939,201       0.0%
    China Resources Beer Holdings Co.,
      Ltd.                                 6,027,661  25,960,704       0.1%
    China Resources Cement Holdings, Ltd. 11,952,946  12,539,573       0.1%
    China Resources Gas Group, Ltd.        4,796,000  17,637,788       0.1%
    China Resources Land, Ltd.            12,596,610  47,309,403       0.2%
    China Resources Pharmaceutical
      Group, Ltd.                            506,500     700,215       0.0%
    China Resources Phoenix Healthcare
      Holdings Co., Ltd.                   1,091,000   1,426,004       0.0%
    China Resources Power Holdings Co.,
      Ltd.                                 6,522,820  12,511,500       0.1%
*   China Ruifeng Renewable Energy
      Holdings, Ltd.                       4,172,000     366,679       0.0%
*   China Rundong Auto Group, Ltd.            85,000      34,565       0.0%
*   China Saite Group Co., Ltd.            1,232,000      81,391       0.0%
    China Sanjiang Fine Chemicals Co.,
      Ltd.                                 3,990,000   1,536,593       0.0%
    China SCE Property Holdings, Ltd.     13,938,400   6,994,460       0.0%
#*  China Shengmu Organic Milk, Ltd.       4,354,000     507,461       0.0%
    China Shenhua Energy Co., Ltd.
      Class H                             11,561,000  28,357,488       0.1%
    China Shineway Pharmaceutical Group,
      Ltd.                                 1,999,000   4,099,281       0.0%
    China Silver Group, Ltd.               6,376,000   1,172,486       0.0%
#   China Singyes Solar Technologies
      Holdings, Ltd.                       4,198,159   1,512,043       0.0%
    China South City Holdings, Ltd.       23,572,711   5,125,352       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
CHINA -- (Continued)
    China Southern Airlines Co., Ltd.
      Class H                              7,798,000 $ 8,396,578       0.0%
#   China Southern Airlines Co., Ltd.
      Sponsored ADR                           41,944   2,267,493       0.0%
    China Starch Holdings, Ltd.           12,525,000     475,891       0.0%
    China State Construction
      International Holdings, Ltd.        10,061,460  13,085,456       0.1%
    China Sunshine Paper Holdings Co.,
      Ltd.                                 1,330,000     381,099       0.0%
    China Suntien Green Energy Corp.,
      Ltd. Class H                         8,964,000   2,997,155       0.0%
*   China Taifeng Beddings Holdings, Ltd.  1,662,000      42,881       0.0%
    China Taiping Insurance Holdings
      Co., Ltd.                            4,976,130  16,641,031       0.1%
#   China Telecom Corp., Ltd. ADR            136,139   6,561,900       0.0%
    China Telecom Corp., Ltd. Class H     14,280,000   6,921,971       0.0%
#   China Tian Lun Gas Holdings, Ltd.      1,038,000     713,985       0.0%
#   China Traditional Chinese Medicine
      Holdings Co., Ltd.                   8,580,000   7,377,788       0.0%
    China Travel International
      Investment Hong Kong, Ltd.          15,013,892   5,597,859       0.0%
*   China Unicom Hong Kong, Ltd.          29,150,000  41,219,522       0.2%
#*  China Unicom Hong Kong, Ltd. ADR       1,125,159  15,785,981       0.1%
    China Vanke Co., Ltd. Class H          4,520,500  18,682,545       0.1%
#   China Vast Industrial Urban
      Development Co., Ltd.                  357,000     183,472       0.0%
#   China Water Affairs Group, Ltd.        5,050,000   4,792,704       0.0%
#*  China Water Industry Group, Ltd.       4,384,000     902,738       0.0%
    China Wood Optimization Holding, Ltd.  1,684,000     450,414       0.0%
    China XLX Fertiliser, Ltd.               300,000     117,971       0.0%
#*  China Yurun Food Group, Ltd.           9,219,000   1,448,263       0.0%
#   China ZhengTong Auto Services
      Holdings, Ltd.                       4,407,500   3,564,065       0.0%
#   China Zhongwang Holdings, Ltd.        11,303,579   6,333,275       0.0%
    Chinasoft International, Ltd.          8,382,000   6,160,041       0.0%
    Chongqing Machinery & Electric Co.,
      Ltd. Class H                         8,241,962     794,264       0.0%
    Chongqing Rural Commercial Bank Co.,
      Ltd. Class H                        17,804,000  13,619,583       0.1%
*   Chu Kong Petroleum & Natural Gas
      Steel Pipe Holdings, Ltd.            2,446,000     257,867       0.0%
    Chu Kong Shipping Enterprise Group
      Co., Ltd.                              166,000      42,575       0.0%
    CIFI Holdings Group Co., Ltd.         19,224,000  15,137,891       0.1%
#*  CIMC Enric Holdings, Ltd.              2,608,000   2,697,656       0.0%
*   CITIC Dameng Holdings, Ltd.            1,748,000      87,254       0.0%
#   CITIC Resources Holdings, Ltd.        17,552,000   1,976,870       0.0%
    CITIC Securities Co., Ltd. Class H     4,272,500  10,415,200       0.0%
    CITIC, Ltd.                            8,270,567  12,612,615       0.1%
#   Citychamp Watch & Jewellery Group,
      Ltd.                                 8,458,000   1,807,648       0.0%
    Clear Media, Ltd.                        279,000     213,285       0.0%
    CNOOC, Ltd.                           23,267,000  39,361,086       0.1%
#   CNOOC, Ltd. Sponsored ADR                227,842  38,507,576       0.1%
*   Coastal Greenland, Ltd.                5,328,000     241,622       0.0%
#   Cogobuy Group                          2,627,000   1,270,476       0.0%
#   Colour Life Services Group Co., Ltd.   2,106,000   1,791,908       0.0%
#   Comba Telecom Systems Holdings, Ltd.  10,262,210   1,458,340       0.0%
*   Comtec Solar Systems Group, Ltd.       4,506,000     103,834       0.0%
    Concord New Energy Group, Ltd.        34,005,909   1,597,660       0.0%
    Consun Pharmaceutical Group, Ltd.      3,148,000   3,392,253       0.0%
#*  Coolpad Group, Ltd.                   26,384,000     258,564       0.0%
*   COSCO SHIPPING Development Co., Ltd.
      Class H                              8,548,300   1,583,045       0.0%
    COSCO SHIPPING Energy Transportation
      Co., Ltd. Class H                    8,680,000   4,286,122       0.0%
#*  COSCO SHIPPING Holdings Co., Ltd.
      Class H                              9,590,000   4,871,231       0.0%
#   COSCO SHIPPING International Hong
      Kong Co., Ltd.                       2,624,000   1,043,061       0.0%
    COSCO SHIPPING Ports, Ltd.             9,709,253   8,539,041       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
CHINA -- (Continued)
*   Coslight Technology International
      Group Co., Ltd.                      1,060,000 $   418,895       0.0%
#   Cosmo Lady China Holdings Co., Ltd.    3,356,000   2,148,370       0.0%
    Country Garden Holdings Co., Ltd.     20,311,660  41,416,775       0.2%
    CP Pokphand Co., Ltd.                 26,105,658   2,351,889       0.0%
#   CPMC Holdings, Ltd.                    1,862,000   1,147,954       0.0%
#   CRCC High-Tech Equipment Corp., Ltd.
      Class H                              1,595,500     351,833       0.0%
    CRRC Corp., Ltd.                       6,316,324   5,582,869       0.0%
#*  CSMall Group, Ltd.                       411,266      91,699       0.0%
    CSPC Pharmaceutical Group, Ltd.       17,084,000  43,513,946       0.2%
#   CSSC Offshore and Marine Engineering
      Group Co., Ltd. Class H                 58,000      75,389       0.0%
#   CT Environmental Group, Ltd.          16,416,000   2,497,717       0.0%
#*  Ctrip.com International, Ltd. ADR        514,159  21,029,103       0.1%
#*  CWT International, Ltd.               23,990,000     913,397       0.0%
    Da Ming International Holdings, Ltd.     112,000      35,425       0.0%
*   DaChan Food Asia, Ltd.                 1,513,087      96,018       0.0%
    Dah Chong Hong Holdings, Ltd.          5,571,000   2,959,096       0.0%
    Dali Foods Group Co., Ltd.             7,369,500   5,101,569       0.0%
    Dalian Port PDA Co., Ltd. Class H      7,905,399   1,284,285       0.0%
#*  Daphne International Holdings, Ltd.    6,388,000     327,718       0.0%
#*  Datang International Power
      Generation Co., Ltd. Class H        10,354,000   3,391,138       0.0%
#   Dawnrays Pharmaceutical Holdings,
      Ltd.                                 2,325,491   1,284,225       0.0%
#*  DBA Telecommunication Asia Holdings,
      Ltd.                                 1,020,000       8,525       0.0%
#*  Differ Group Holding Co., Ltd.         5,880,000     441,358       0.0%
#*  Digital China Holdings, Ltd.           6,090,000   3,470,653       0.0%
*   Dongfang Electric Corp., Ltd. Class H  1,425,400   1,112,016       0.0%
    Dongfeng Motor Group Co., Ltd.
      Class H                             10,862,000  12,011,569       0.1%
#   Dongjiang Environmental Co., Ltd.
      Class H                              1,100,795   1,553,574       0.0%
    Dongyue Group, Ltd.                    7,373,000   6,138,419       0.0%
#   Dynagreen Environmental Protection
      Group Co., Ltd. Class H              2,577,000   1,330,036       0.0%
#*  Dynasty Fine Wines Group, Ltd.         1,708,000      58,757       0.0%
    E-Commodities Holdings, Ltd.           3,312,000     263,126       0.0%
*   eHi Car Services, Ltd. Sponsored ADR      25,972     339,454       0.0%
    Embry Holdings, Ltd.                     509,000     197,259       0.0%
    ENN Energy Holdings, Ltd.              2,574,000  24,070,820       0.1%
    Essex Bio-technology, Ltd.               486,000     428,930       0.0%
    EVA Precision Industrial Holdings,
      Ltd.                                 5,166,516     805,084       0.0%
#   Everbright Securities Co., Ltd.
      Class H                                281,400     337,683       0.0%
*   EverChina International Holdings
      Co., Ltd.                           17,352,500     389,804       0.0%
    Evergreen International Holdings,
      Ltd.                                   744,000      57,493       0.0%
#*  Fang Holdings, Ltd. ADR                   69,777     348,885       0.0%
    Fantasia Holdings Group Co., Ltd.     13,466,519   2,648,488       0.0%
    Far East Horizon, Ltd.                 6,462,000   6,412,157       0.0%
*   Feiyu Technology International Co.,
      Ltd.                                 1,311,000     127,761       0.0%
#   First Tractor Co., Ltd. Class H        1,904,000     664,442       0.0%
*   Forgame Holdings, Ltd.                   181,000     230,067       0.0%
    Fosun International, Ltd.              5,006,120  10,637,974       0.1%
    Fu Shou Yuan International Group,
      Ltd.                                 7,087,000   6,760,264       0.0%
    Fufeng Group, Ltd.                    10,258,800   5,716,844       0.0%
#*  Fuguiniao Co., Ltd. Class H              782,600      72,540       0.0%
#   Fullshare Holdings, Ltd.              17,172,518   9,427,863       0.0%
#   Future Land Development Holdings,
      Ltd.                                14,000,000  11,592,925       0.1%
    Fuyao Glass Industry Group Co., Ltd.
      Class H                              1,622,400   5,576,310       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
CHINA -- (Continued)
#*  GCL-Poly Energy Holdings, Ltd.        91,495,320 $11,317,493       0.1%
    Geely Automobile Holdings, Ltd.       22,910,000  60,253,976       0.2%
    Gemdale Properties & Investment
      Corp., Ltd.                          3,930,000     445,746       0.0%
    Genscript Biotech Corp.                1,006,000   3,353,549       0.0%
    GF Securities Co., Ltd. Class H        1,345,400   2,368,704       0.0%
*   Glorious Property Holdings, Ltd.      17,149,712   1,389,420       0.0%
#   Golden Eagle Retail Group, Ltd.        2,993,000   3,438,265       0.0%
    Golden Meditech Holdings, Ltd.            68,000       7,357       0.0%
    Golden Throat Holdings Group Co.,
      Ltd.                                   931,500     201,851       0.0%
    Goldlion Holdings, Ltd.                  881,866     365,149       0.0%
    Goldpac Group, Ltd.                    1,488,000     457,229       0.0%
#   GOME Retail Holdings, Ltd.            74,038,660   7,964,081       0.0%
    Good Friend International Holdings,
      Inc.                                   487,333     108,614       0.0%
#*  Grand Baoxin Auto Group, Ltd.          2,488,864   1,038,829       0.0%
#   Great Wall Motor Co., Ltd. Class H    11,866,750  12,308,196       0.1%
    Greatview Aseptic Packaging Co., Ltd.  5,742,000   3,805,554       0.0%
    Greenland Hong Kong Holdings, Ltd.     6,367,275   2,933,601       0.0%
#   Greentown China Holdings, Ltd.         4,493,500   5,921,629       0.0%
#   Greentown Service Group Co., Ltd.      1,270,000   1,056,162       0.0%
    Guangdong Investment, Ltd.             9,950,000  15,400,926       0.1%
*   Guangdong Land Holdings, Ltd.          3,385,361     761,385       0.0%
    Guangdong Yueyun Transportation Co.,
      Ltd. Class H                         1,447,000     833,056       0.0%
    Guangshen Railway Co., Ltd. Class H    2,438,000   1,413,717       0.0%
    Guangshen Railway Co., Ltd.
      Sponsored ADR                           68,574   1,988,646       0.0%
    Guangzhou Automobile Group Co., Ltd.
      Class H                              3,028,350   5,547,074       0.0%
    Guangzhou Baiyunshan Pharmaceutical
      Holdings Co., Ltd. Class H             712,000   2,739,082       0.0%
    Guangzhou R&F Properties Co., Ltd.
      Class H                              8,256,332  19,630,239       0.1%
*   Guodian Technology & Environment
      Group Corp., Ltd. Class H            3,279,000     195,755       0.0%
    Guolian Securities Co., Ltd. Class H     271,500      94,930       0.0%
#   Guorui Properties, Ltd.                1,140,000     375,615       0.0%
*   Haichang Ocean Park Holdings, Ltd.     2,277,000     554,897       0.0%
    Haier Electronics Group Co., Ltd.      4,827,000  16,700,323       0.1%
#*  Hailiang Education Group, Inc. ADR         8,947     733,654       0.0%
    Haitian International Holdings, Ltd.   3,790,000  10,086,334       0.0%
    Haitong Securities Co., Ltd. Class H   7,057,200   9,635,960       0.0%
*   Hanergy Thin Film Power Group, Ltd.   37,310,000     198,462       0.0%
*   Harbin Bank Co., Ltd. Class H            663,000     179,862       0.0%
#   Harbin Electric Co., Ltd. Class H      4,702,587   1,375,034       0.0%
#   Harmonicare Medical Holdings, Ltd.       898,000     276,453       0.0%
#   HC International, Inc.                 1,230,000     829,164       0.0%
#*  Health and Happiness H&H
      International Holdings, Ltd.         1,909,500  13,714,778       0.1%
    Henderson Investment, Ltd.               660,000      56,271       0.0%
    Hengan International Group Co., Ltd.   3,543,622  31,514,634       0.1%
    Hengdeli Holdings, Ltd.               16,008,800     728,787       0.0%
#*  Hi Sun Technology China, Ltd.          5,577,000     853,464       0.0%
    Hilong Holding, Ltd.                   4,871,000     738,497       0.0%
    Hisense Kelon Electrical Holdings
      Co., Ltd. Class H                    1,170,000   1,188,175       0.0%
    HKC Holdings, Ltd.                     1,032,088     769,149       0.0%
    HNA Infrastructure Co., Ltd. Class H     716,000     947,872       0.0%
*   Honghua Group, Ltd.                   13,508,000   1,349,093       0.0%
    Honworld Group, Ltd.                     531,500     239,831       0.0%
    Hopefluent Group Holdings, Ltd.        1,139,973     521,090       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                            SHARES      VALUE++    OF NET ASSETS**
                                          ----------- ------------ ---------------
CHINA -- (Continued)
    Hopewell Highway Infrastructure, Ltd.   3,821,028 $  2,325,465       0.0%
#   Hopson Development Holdings, Ltd.       4,594,000    4,887,238       0.0%
#   HOSA International, Ltd.                2,198,000      795,793       0.0%
#*  Hua Han Health Industry Holdings,
      Ltd.                                 22,424,041      567,983       0.0%
    Hua Hong Semiconductor, Ltd.            1,396,000    3,150,115       0.0%
    Huadian Fuxin Energy Corp., Ltd.
      Class H                              13,162,000    3,735,195       0.0%
    Huadian Power International Corp.,
      Ltd. Class H                          6,720,000    2,727,022       0.0%
    Huaneng Power International, Inc.
      Class H                               5,658,000    3,739,371       0.0%
#   Huaneng Power International, Inc.
      Sponsored ADR                           105,617    2,758,716       0.0%
    Huaneng Renewables Corp., Ltd.
      Class H                              32,780,000   14,557,680       0.1%
    Huatai Securities Co., Ltd. Class H     2,286,000    4,630,491       0.0%
    Huaxi Holdings Co., Ltd.                   60,000       17,376       0.0%
    Huazhang Technology Holding, Ltd.         174,000       84,529       0.0%
    Huazhong In Vehicle Holdings Co.,ltd.     290,000       54,772       0.0%
#   Huishang Bank Corp., Ltd. Class H       2,374,000    1,144,154       0.0%
#*  Hydoo International Holding, Ltd.         304,000       18,127       0.0%
*   IMAX China Holding, Inc.                  989,000    3,282,166       0.0%
    Industrial & Commercial Bank of
      China, Ltd. Class H                 185,963,725  163,254,028       0.6%
#   Inner Mongolia Yitai Coal Co., Ltd.
      Class H                                  55,700       64,521       0.0%
*   JD.com, Inc. ADR                          404,138   14,755,078       0.1%
#   Jiangnan Group, Ltd.                    9,582,000      572,370       0.0%
    Jiangsu Expressway Co., Ltd. Class H    4,124,000    5,654,511       0.0%
    Jiangxi Copper Co., Ltd. Class H        4,831,000    6,868,217       0.0%
#*  Jiayuan International Group, Ltd.         734,000    1,361,940       0.0%
#*  Jinchuan Group International
      Resources Co., Ltd.                   5,009,000    1,021,679       0.0%
*   Jingrui Holdings, Ltd.                    228,000      135,636       0.0%
#*  JinkoSolar Holding Co., Ltd. ADR          171,572    3,153,493       0.0%
#   JNBY Design, Ltd.                         441,500      895,621       0.0%
    Joy City Property, Ltd.                 7,916,000    1,221,742       0.0%
    Ju Teng International Holdings, Ltd.    5,954,090    1,158,962       0.0%
#*  Jutal Offshore Oil Services, Ltd.          52,000       11,657       0.0%
    K Wah International Holdings, Ltd.      3,411,064    2,093,767       0.0%
*   Kai Yuan Holdings, Ltd.                16,790,000      111,246       0.0%
*   Kaisa Group Holdings, Ltd.             14,315,684    7,647,207       0.0%
    Kangda International Environmental
      Co., Ltd.                             2,899,000      496,892       0.0%
*   Kasen International Holdings, Ltd.      3,492,000      810,431       0.0%
    Kingboard Chemical Holdings, Ltd.       4,804,666   19,546,774       0.1%
    Kingboard Laminates Holdings, Ltd.      6,929,984    9,236,922       0.0%
#*  Kingdee International Software Group
      Co., Ltd.                             4,985,600    4,839,818       0.0%
#   Kingsoft Corp., Ltd.                    2,606,000    7,738,185       0.0%
*   Kong Sun Holdings, Ltd.                   575,000       16,149       0.0%
#*  Koradior Holdings, Ltd.                   641,000      741,463       0.0%
#*  KuangChi Science, Ltd.                  2,873,000      652,743       0.0%
    Kunlun Energy Co., Ltd.                19,584,000   16,768,130       0.1%
    KWG Property Holding, Ltd.(B1YBF00)     7,032,144    9,472,595       0.0%
    KWG Property Holding, Ltd.(BP3RW40)       263,500      354,946       0.0%
*   Labixiaoxin Snacks Group, Ltd.          1,901,000      118,440       0.0%
    Lai Fung Holdings, Ltd.                   540,033      803,264       0.0%
    Le Saunda Holdings, Ltd.                1,385,800      201,668       0.0%
    Lee & Man Chemical Co., Ltd.              821,339      623,632       0.0%
    Lee & Man Paper Manufacturing, Ltd.     9,789,200   10,782,592       0.1%
#   Lee's Pharmaceutical Holdings, Ltd.       805,500    1,041,451       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
CHINA -- (Continued)
    Legend Holdings Corp. Class H            210,500 $   702,617       0.0%
#   Lenovo Group, Ltd.                    41,860,000  19,874,131       0.1%
    Leoch International Technology, Ltd.   2,600,000     392,134       0.0%
#*  Leyou Technologies Holdings, Ltd.     11,370,000   2,906,168       0.0%
*   Li Ning Co., Ltd.                      5,243,583   5,904,051       0.0%
#*  Lianhua Supermarket Holdings Co.,
      Ltd. Class H                         2,394,200     642,522       0.0%
#*  Lifestyle China Group, Ltd.              332,500     145,681       0.0%
#*  Lifetech Scientific Corp.              8,484,000   2,581,128       0.0%
#*  Link Motion, Inc. Sponsored ADR          206,737     403,137       0.0%
#*  Lisi Group Holdings, Ltd.                244,000      37,212       0.0%
#   Livzon Pharmaceutical Group, Inc.
      Class H                                300,460   2,164,212       0.0%
    LK Technology Holdings, Ltd.             515,000      90,680       0.0%
#   Logan Property Holdings Co., Ltd.      9,208,000  13,500,503       0.1%
    Longfor Properties Co., Ltd.           6,874,500  20,559,792       0.1%
#*  LongiTech Smart Energy Holding, Ltd.     439,500     122,644       0.0%
    Lonking Holdings, Ltd.                10,563,000   4,800,050       0.0%
#   Luye Pharma Group, Ltd.                4,839,000   5,130,272       0.0%
*   Maanshan Iron & Steel Co., Ltd.
      Class H                             11,802,000   5,793,057       0.0%
    Maoye International Holdings, Ltd.     7,164,000     760,479       0.0%
    Metallurgical Corp. of China, Ltd.
      Class H                              5,209,000   1,663,307       0.0%
*   MIE Holdings Corp.                     6,574,000     365,540       0.0%
    MIN XIN Holdings, Ltd.                   720,000     486,293       0.0%
#*  Mingfa Group International Co., Ltd.   4,986,000      35,766       0.0%
*   Mingyuan Medicare Development Co.,
      Ltd.                                 4,480,000      24,601       0.0%
#   Minmetals Land, Ltd.                   8,667,644   1,646,571       0.0%
    Minth Group, Ltd.                      4,251,000  20,184,241       0.1%
*   MMG, Ltd.                             18,453,999  13,690,431       0.1%
    MOBI Development Co., Ltd.               123,000      12,709       0.0%
    Mobile Internet China Holding, Ltd.    1,780,000     471,109       0.0%
#   Modern Land China Co., Ltd.            1,548,000     289,260       0.0%
#*  Momo, Inc. Sponsored ADR                 524,967  18,321,348       0.1%
#*  Munsun Capital Group, Ltd.            47,155,682     119,454       0.0%
#   Nan Hai Corp., Ltd.                   32,900,000     850,500       0.0%
    Nanjing Panda Electronics Co., Ltd.
      Class H                                 64,000      31,959       0.0%
#*  National Agricultural Holdings, Ltd.   1,450,000      41,217       0.0%
*   Nature Home Holding Co., Ltd.            654,000     110,990       0.0%
    NetEase, Inc. ADR                        260,601  66,992,699       0.2%
*   New Century Healthcare Holding Co.,
      Ltd.                                    40,500      59,194       0.0%
#   New China Life Insurance Co., Ltd.
      Class H                              1,092,700   5,094,604       0.0%
#   New Oriental Education & Technology
      Group, Inc. Sponsored ADR              184,891  16,610,607       0.1%
*   New Provenance Everlasting Holdings,
      Ltd.                                 2,660,000      37,621       0.0%
*   New World Department Store China,
      Ltd.                                 2,929,538     674,314       0.0%
    Nexteer Automotive Group, Ltd.         6,663,000  10,251,490       0.0%
    Nine Dragons Paper Holdings, Ltd.     10,435,000  15,563,368       0.1%
#*  Noah Holdings, Ltd. Sponsored ADR         95,564   4,937,792       0.0%
#*  North Mining Shares Co., Ltd.         35,020,000     646,884       0.0%
    NVC Lighting Holdings, Ltd.            7,884,000     797,350       0.0%
#*  O-Net Technologies Group, Ltd.         1,839,000   1,174,698       0.0%
#*  Ourgame International Holdings, Ltd.   1,323,000     241,421       0.0%
    Overseas Chinese Town Asia Holdings,
      Ltd.                                   953,817     584,884       0.0%
#*  Ozner Water International Holding,
      Ltd.                                 1,714,000     467,265       0.0%
#   Pacific Online, Ltd.                   2,443,195     384,937       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                            SHARES      VALUE++    OF NET ASSETS**
                                          ----------- ------------ ---------------
CHINA -- (Continued)
#*  Panda Green Energy Group, Ltd.          1,812,000 $    193,201       0.0%
*   Parkson Retail Group, Ltd.              7,452,500      914,121       0.0%
#   PAX Global Technology, Ltd.             5,653,000    2,557,100       0.0%
    People's Insurance Co. Group of
      China, Ltd. (The) Class H            16,403,000    7,722,287       0.0%
#   PetroChina Co., Ltd. ADR                  217,878   16,038,000       0.1%
    PetroChina Co., Ltd. Class H           37,718,000   27,793,230       0.1%
    Phoenix Media Investment Holdings,
      Ltd.                                  5,334,000      567,985       0.0%
*   Phoenix New Media, Ltd. ADR                27,329      111,229       0.0%
    PICC Property & Casualty Co., Ltd.
      Class H                               8,680,932   15,540,333       0.1%
#   Ping An Insurance Group Co. of
      China, Ltd. Class H                  17,734,000  173,286,004       0.6%
    Poly Culture Group Corp., Ltd.
      Class H                                 535,700      908,843       0.0%
*   Poly Property Group Co., Ltd.          13,062,068    6,071,092       0.0%
#   Pou Sheng International Holdings,
      Ltd.                                  9,288,609    1,548,785       0.0%
    Powerlong Real Estate Holdings, Ltd.    8,553,715    4,410,687       0.0%
*   Prosperity International Holdings
      HK, Ltd.                             13,780,000      122,844       0.0%
#*  PW Medtech Group, Ltd.                  4,181,000      783,446       0.0%
#   Q Technology Group Co., Ltd.            2,704,000    3,292,174       0.0%
    Qingdao Port International Co., Ltd.
      Class H                               1,955,000    1,601,206       0.0%
    Qingling Motors Co., Ltd. Class H       3,580,000    1,144,410       0.0%
#   Qinhuangdao Port Co., Ltd. Class H      1,868,000      494,596       0.0%
*   Qinqin Foodstuffs Group Cayman Co.,
      Ltd.                                    328,724       97,170       0.0%
    Qunxing Paper Holdings Co., Ltd.          854,211       41,140       0.0%
*   Real Gold Mining, Ltd.                    640,000       21,446       0.0%
#   Red Star Macalline Group Corp., Ltd.
      Class H                               1,271,200    1,706,971       0.0%
#   Redco Group                             4,260,000    2,668,147       0.0%
#*  Renhe Commercial Holdings Co., Ltd.   107,252,615    2,162,776       0.0%
*   Renren, Inc. ADR                            2,700       24,219       0.0%
#*  REXLot Holdings, Ltd.                 107,165,586      556,101       0.0%
    Road King Infrastructure, Ltd.          2,175,000    4,123,616       0.0%
#*  Ronshine China Holdings, Ltd.             940,000    1,394,346       0.0%
#   Sany Heavy Equipment International
      Holdings Co., Ltd.                    6,259,500    1,940,547       0.0%
*   Scud Group, Ltd.                        1,110,000       27,578       0.0%
#   Seaspan Corp.                             366,007    2,814,594       0.0%
#*  Semiconductor Manufacturing
      International Corp.                  15,392,696   19,796,434       0.1%
#*  Semiconductor Manufacturing
      International Corp. ADR                 173,964    1,127,287       0.0%
#   Shandong Chenming Paper Holdings,
      Ltd. Class H                          1,772,022    2,690,679       0.0%
    Shandong Weigao Group Medical
      Polymer Co., Ltd. Class H             7,884,000    4,845,021       0.0%
    Shandong Xinhua Pharmaceutical Co.,
      Ltd. Class H                            824,000      839,057       0.0%
#   Shanghai Dasheng Agricultural
      Finance Technology Co., Ltd.
      Class H                              20,056,000      342,416       0.0%
#*  Shanghai Electric Group Co., Ltd.
      Class H                               7,654,000    2,778,893       0.0%
    Shanghai Fosun Pharmaceutical Group
      Co., Ltd. Class H                       653,500    3,544,804       0.0%
*   Shanghai Fudan Microelectronics
      Group Co., Ltd. Class H                 452,000      415,339       0.0%
    Shanghai Fudan-Zhangjiang
      Bio-Pharmaceutical Co., Ltd.
      Class H                               1,536,000      722,235       0.0%
    Shanghai Haohai Biological
      Technology Co., Ltd. Class H             51,000      333,469       0.0%
    Shanghai Industrial Holdings, Ltd.      3,376,000    8,852,848       0.0%
    Shanghai Industrial Urban
      Development Group, Ltd.              11,783,025    2,534,163       0.0%
    Shanghai Jin Jiang International
      Hotels Group Co., Ltd. Class H        9,648,000    3,990,175       0.0%
    Shanghai La Chapelle Fashion Co.,
      Ltd. Class H                            111,200      115,878       0.0%
    Shanghai Pharmaceuticals Holding
      Co., Ltd. Class H                     2,571,700    7,019,895       0.0%
    Shanghai Prime Machinery Co., Ltd.
      Class H                               4,974,000      821,871       0.0%
*   Shanghai Zendai Property, Ltd.          9,265,000      223,148       0.0%
    Sheen Tai Holdings Grp Co., Ltd.        1,060,000       42,326       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
CHINA -- (Continued)
#   Shengjing Bank Co., Ltd. Class H         528,000 $   352,740       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.  6,090,000     236,421       0.0%
    Shenguan Holdings Group, Ltd.          6,774,000     336,904       0.0%
    Shenzhen Expressway Co., Ltd. Class H  3,724,000   3,778,989       0.0%
#   Shenzhen International Holdings, Ltd.  6,172,012  13,485,217       0.1%
    Shenzhen Investment, Ltd.             21,741,942   8,787,319       0.0%
    Shenzhou International Group
      Holdings, Ltd.                       2,158,000  23,557,237       0.1%
    Shimao Property Holdings, Ltd.         9,967,183  26,363,839       0.1%
*   Shougang Concord International
      Enterprises Co., Ltd.               53,470,200   1,467,345       0.0%
    Shougang Fushan Resources Group, Ltd. 17,100,461   4,191,981       0.0%
    Shui On Land, Ltd.                    29,316,776   7,893,829       0.0%
#*  Shunfeng International Clean Energy,
      Ltd.                                11,502,000     443,407       0.0%
#   Sichuan Expressway Co., Ltd. Class H   4,852,000   1,675,460       0.0%
#   Sihuan Pharmaceutical Holdings
      Group, Ltd.                         24,270,000   5,865,766       0.0%
*   Silver Grant International
      Industries, Ltd.                     5,844,000   1,256,033       0.0%
    SIM Technology Group, Ltd.             5,367,000     244,592       0.0%
    Sino Biopharmaceutical, Ltd.          21,799,998  45,906,627       0.2%
#   Sino Harbour Holdings Group, Ltd.        184,000       8,051       0.0%
#*  Sino Oil And Gas Holdings, Ltd.       67,772,234     447,874       0.0%
*   Sino-I Technology, Ltd.                5,320,000      54,036       0.0%
    Sino-Ocean Group Holding, Ltd.        20,387,462  14,156,270       0.1%
#*  Sinofert Holdings, Ltd.               15,016,673   1,787,180       0.0%
#*  Sinolink Worldwide Holdings, Ltd.     10,577,492   1,255,173       0.0%
#*  SinoMedia Holding, Ltd.                1,167,258     311,842       0.0%
    Sinopec Engineering Group Co., Ltd.
      Class H                              4,596,000   4,738,484       0.0%
    Sinopec Kantons Holdings, Ltd.         6,498,000   3,073,763       0.0%
#*  Sinopec Oilfield Service Corp.
      Class H                              3,610,000     529,968       0.0%
    Sinopec Shanghai Petrochemical Co.,
      Ltd. Class H                        16,637,000  11,047,115       0.1%
#   Sinopec Shanghai Petrochemical Co.,
      Ltd. Sponsored ADR                      31,247   2,062,894       0.0%
    Sinopharm Group Co., Ltd. Class H      5,808,400  24,492,400       0.1%
#   Sinosoft Technology Group, Ltd.        5,071,400   2,123,793       0.0%
#   Sinotrans Shipping, Ltd.               9,807,000   2,539,442       0.0%
    Sinotrans, Ltd. Class H               12,850,000   7,362,535       0.0%
#   Sinotruk Hong Kong, Ltd.               4,744,500   5,558,772       0.0%
#*  Skyfame Realty Holdings, Ltd.          5,294,000   3,720,961       0.0%
#   Skyworth Digital Holdings, Ltd.       14,102,811   6,408,325       0.0%
#   SMI Holdings Group, Ltd.               4,748,799   2,050,542       0.0%
    SOHO China, Ltd.                      15,502,339   7,960,232       0.0%
#*  Sohu.com, Inc.                           110,251   3,415,576       0.0%
#*  Sparkle Roll Group, Ltd.               7,520,000     467,425       0.0%
    Springland International Holdings,
      Ltd.                                 2,632,000     741,147       0.0%
*   SPT Energy Group, Inc.                 3,130,000     336,596       0.0%
*   SRE Group, Ltd.                       18,349,714     425,702       0.0%
    SSY Group, Ltd.                       15,404,506  15,565,278       0.1%
#*  Starrise Media Holdings, Ltd.            510,000      46,611       0.0%
    Suchuang Gas Corp., Ltd.                 302,000      92,792       0.0%
    Sun Art Retail Group, Ltd.            11,848,000  13,316,585       0.1%
#   Sun King Power Electronics Group       2,274,000     451,496       0.0%
    Sunac China Holdings, Ltd.             3,154,000  13,397,330       0.1%
    Sunny Optical Technology Group Co.,
      Ltd.                                 3,119,000  50,894,681       0.2%
*   Sunshine 100 China Holdings, Ltd.        182,000      67,712       0.0%
*   Superb Summit International Group,
      Ltd.                                   725,000     134,864       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
CHINA -- (Continued)
    Symphony Holdings, Ltd.                5,650,000 $    753,066       0.0%
    TAL Education Group ADR                  667,337   24,304,414       0.1%
#   Tarena International, Inc. ADR            93,520      945,487       0.0%
#*  Taung Gold International, Ltd.        23,960,000      115,693       0.0%
#   TCL Multimedia Technology Holdings,
      Ltd.                                 3,706,932    1,688,362       0.0%
*   Tech Pro Technology Development, Ltd. 37,652,000      244,660       0.0%
#*  Technovator International, Ltd.        2,848,000      702,012       0.0%
    Ten Pao Group Holdings, Ltd.              60,000        7,993       0.0%
    Tencent Holdings, Ltd.                10,436,500  513,088,426       1.7%
    Tenfu Cayman Holdings Co Ltd             101,000       49,716       0.0%
#   Tenwow International Holdings, Ltd.    2,865,000      419,128       0.0%
*   Tesson Holdings, Ltd.                     87,000       12,680       0.0%
    Texhong Textile Group, Ltd.            2,225,500    3,100,542       0.0%
    Tian An China Investment Co., Ltd.     1,138,357      690,957       0.0%
    Tian Ge Interactive Holdings, Ltd.       685,000      583,988       0.0%
#   Tian Shan Development Holdings, Ltd.   1,392,000      401,860       0.0%
    Tiande Chemical Holdings, Ltd.           336,000       45,513       0.0%
    Tiangong International Co., Ltd.         396,000       87,938       0.0%
#   Tianjin Capital Environmental
      Protection Group Co., Ltd. Class H   1,258,000      683,277       0.0%
#   Tianjin Development Holdings, Ltd.     2,625,800    1,175,331       0.0%
    Tianjin Port Development Holdings,
      Ltd.                                13,391,200    1,852,166       0.0%
    Tianneng Power International, Ltd.     6,583,952    9,499,955       0.0%
    Tianyi Summi Holdings, Ltd.            3,252,000      348,045       0.0%
    Tianyun International Holdings, Ltd.   1,366,000      241,387       0.0%
*   Tibet Water Resources, Ltd.            6,375,000    2,745,662       0.0%
    Tingyi Cayman Islands Holding Corp.   10,016,000   18,982,343       0.1%
    Tomson Group, Ltd.                     1,659,670      829,200       0.0%
    Tong Ren Tang Technologies Co., Ltd.
      Class H                              3,374,000    5,423,818       0.0%
#   Tongda Group Holdings, Ltd.           23,960,000    5,306,655       0.0%
    Tonly Electronics Holdings, Ltd.         432,080      438,207       0.0%
#   Top Spring International Holdings,
      Ltd.                                   355,500      147,465       0.0%
*   Tou Rong Chang Fu Group, Ltd.          5,680,000       96,781       0.0%
    Towngas China Co., Ltd.                5,922,728    5,278,095       0.0%
    TPV Technology, Ltd.                   5,768,578      710,592       0.0%
    Travelsky Technology, Ltd. Class H     3,361,938    9,820,315       0.0%
    Trigiant Group, Ltd.                   4,146,000      614,740       0.0%
*   Trony Solar Holdings Co., Ltd.         2,133,000       32,068       0.0%
#   Truly International Holdings, Ltd.     9,951,000    2,261,143       0.0%
    Tsaker Chemical Group, Ltd.              197,500      103,830       0.0%
    Tsingtao Brewery Co., Ltd. Class H       886,000    4,587,169       0.0%
#*  Tuniu Corp. Sponsored ADR                 27,843      172,627       0.0%
    Uni-President China Holdings, Ltd.     6,032,308    5,702,535       0.0%
#   United Energy Group, Ltd.             26,187,100    2,191,633       0.0%
#   Universal Medical Financial &
      Technical Advisory Services Co.,
      Ltd.                                 3,109,000    2,867,722       0.0%
#*  V1 Group, Ltd.                        15,500,600      866,157       0.0%
    Vinda International Holdings, Ltd.       299,000      516,887       0.0%
*   Vipshop Holdings, Ltd. ADR             1,781,352   27,575,329       0.1%
    Wanguo International Mining Group,
      Ltd.                                   284,000       65,446       0.0%
    Want Want China Holdings, Ltd.        27,604,000   24,392,825       0.1%
    Wasion Group Holdings, Ltd.            3,640,000    2,038,575       0.0%
#*  Weibo Corp. Sponsored ADR                 68,155    7,805,111       0.0%
    Weichai Power Co., Ltd. Class H       10,122,120   11,717,844       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                          ---------- -------------- ---------------
CHINA -- (Continued)
    Weiqiao Textile Co. Class H            2,926,000 $    1,417,615       0.0%
*   West China Cement, Ltd.               16,730,000      3,393,274       0.0%
    Wisdom Sports Group                      860,000         85,850       0.0%
*   Wuzhou International Holdings, Ltd.      762,000         58,976       0.0%
#   Xiabuxiabu Catering Management China
      Holdings Co., Ltd.                   1,392,500      2,390,754       0.0%
#   Xiamen International Port Co., Ltd.
      Class H                              7,087,338      1,241,565       0.0%
*   Xinchen China Power Holdings, Ltd.     2,442,000        269,086       0.0%
    Xingda International Holdings, Ltd.    6,952,831      2,483,395       0.0%
*   Xingfa Aluminium Holdings, Ltd.          266,000        215,702       0.0%
    Xinhua Winshare Publishing and Media
      Co., Ltd. Class H                    1,874,000      1,462,442       0.0%
#   Xinjiang Goldwind Science &
      Technology Co., Ltd. Class H         2,754,440      5,215,826       0.0%
*   Xinjiang Xinxin Mining Industry Co.,
      Ltd. Class H                         4,520,000        623,532       0.0%
*   Xinming China Holdings, Ltd.              70,000         10,093       0.0%
    Xinyi Solar Holdings, Ltd.            23,236,000     10,587,553       0.1%
    Xinyuan Real Estate Co., Ltd. ADR          2,900         14,587       0.0%
    XTEP International Holdings, Ltd.      4,798,000      2,787,505       0.0%
#*  Xunlei, Ltd. ADR                           9,872        128,237       0.0%
    Yadea Group Holdings, Ltd.             1,230,000        422,410       0.0%
*   Yanchang Petroleum International,
      Ltd.                                21,950,000        296,292       0.0%
    Yangtze Optical Fibre and Cable
      Joint Stock, Ltd. Co. Class H        1,150,500      4,870,714       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H  6,428,000      8,043,488       0.0%
#*  Yashili International Holdings, Ltd.   2,933,000        666,964       0.0%
#   YiChang HEC ChangJiang
      Pharmaceutical Co., Ltd. Class H       269,600      1,280,239       0.0%
    Yida China Holdings, Ltd.                612,000        198,824       0.0%
#   Yihai International Holding, Ltd.        203,000        277,306       0.0%
    Yip's Chemical Holdings, Ltd.          1,348,000        474,167       0.0%
#   Yirendai, Ltd. ADR                       146,597      5,170,476       0.0%
#*  Youyuan International Holdings, Ltd.   2,943,760      1,680,413       0.0%
*   Yuanda China Holdings, Ltd.            4,574,000         62,042       0.0%
    Yuexiu Property Co., Ltd.             46,663,784     10,498,494       0.1%
#   Yuexiu Transport Infrastructure, Ltd.  3,641,415      2,745,763       0.0%
    Yum China Holdings, Inc.                 745,157     31,862,913       0.1%
#   Yunnan Water Investment Co., Ltd.
      Class H                                932,000        365,935       0.0%
    Yuzhou Properties Co., Ltd.           14,439,800     10,503,948       0.1%
*   YY, Inc. ADR                             234,581     22,611,263       0.1%
#   Zhaojin Mining Industry Co., Ltd.
      Class H                              4,937,666      3,865,199       0.0%
    Zhejiang Expressway Co., Ltd. Class H  6,106,000      6,270,368       0.0%
    Zhengzhou Coal Mining Machinery
      Group Co., Ltd. Class H              1,200,600        708,727       0.0%
#*  Zhong An Real Estate, Ltd.            11,803,888        774,984       0.0%
    Zhongsheng Group Holdings, Ltd.        4,855,500     13,919,135       0.1%
#*  Zhongyu Gas Holdings, Ltd.             1,168,000      1,088,986       0.0%
#   Zhou Hei Ya International Holdings
      Co., Ltd.                              875,000        768,449       0.0%
*   Zhuguang Holdings Group Co., Ltd.        556,000        106,608       0.0%
    Zhuhai Holdings Investment Group,
      Ltd.                                 1,056,000        135,454       0.0%
    Zhuzhou CRRC Times Electric Co.,
      Ltd. Class H                         1,578,250      8,367,681       0.0%
    Zijin Mining Group Co., Ltd. Class H  27,372,000     12,415,899       0.1%
#   Zoomlion Heavy Industry Science and
      Technology Co., Ltd. Class H         6,104,400      2,622,037       0.0%
#*  ZTE Corp. Class H                      1,060,192      2,396,034       0.0%
    ZTO Express Cayman, Inc. ADR               2,400         39,600       0.0%
                                                     --------------      ----
TOTAL CHINA                                           5,043,940,380      17.0%
                                                     --------------      ----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
COLOMBIA -- (0.4%)
    Almacenes Exito SA                     1,570,253 $  9,480,925       0.1%
    Banco de Bogota SA                        83,791    2,073,182       0.0%
    Bancolombia SA                           795,370    9,400,750       0.0%
    Bancolombia SA Sponsored ADR             384,574   18,328,797       0.1%
    Bolsa de Valores de Colombia           8,228,587       65,912       0.0%
    Celsia SA ESP                            976,828    1,610,105       0.0%
    Cementos Argos SA                      1,433,679    5,068,231       0.0%
*   Cemex Latam Holdings SA                1,123,424    3,463,513       0.0%
    Constructora Conconcreto SA               19,345        6,611       0.0%
    Corp. Financiera Colombiana SA           255,707    2,199,352       0.0%
    Ecopetrol SA                          21,604,701   23,843,235       0.1%
#   Ecopetrol SA Sponsored ADR               417,332    9,214,690       0.0%
*   Empresa de Telecomunicaciones de
      Bogota                               2,479,407      364,547       0.0%
    Grupo Argos SA                           239,168    1,702,897       0.0%
#   Grupo Aval Acciones y Valores SA         139,994    1,240,347       0.0%
    Grupo de Inversiones Suramericana SA     465,585    6,460,945       0.0%
    Grupo Energia Bogota SA ESP            3,870,748    2,838,686       0.0%
    Grupo Nutresa SA                         433,248    4,195,277       0.0%
    Interconexion Electrica SA ESP         2,302,258   11,868,006       0.1%
    Mineros SA                                17,511       14,743       0.0%
                                                     ------------       ---
TOTAL COLOMBIA                                        113,440,751       0.4%
                                                     ------------       ---
CZECH REPUBLIC -- (0.1%)
    CEZ A.S.                               1,048,641   26,779,214       0.1%
    Komercni Banka A.S.                      177,943    7,677,222       0.1%
#   Moneta Money Bank A.S.                   556,826    2,001,489       0.0%
    O2 Czech Republic A.S.                   323,820    4,426,543       0.0%
#   Philip Morris CR A.S.                      3,615    2,774,440       0.0%
                                                     ------------       ---
TOTAL CZECH REPUBLIC                                   43,658,908       0.2%
                                                     ------------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt
      S.A.E. GDR(201712205)                  209,466    1,074,560       0.0%
#   Commercial International Bank Egypt
      S.A.E. GDR(5668287)                  3,062,705   15,671,926       0.1%
    Egyptian Financial Group-Hermes
      Holding Co. GDR(710232901)              15,197       42,066       0.0%
    Egyptian Financial Group-Hermes
      Holding Co. GDR(268425402)              45,211      127,043       0.0%
                                                     ------------       ---
TOTAL EGYPT                                            16,915,595       0.1%
                                                     ------------       ---
GREECE -- (0.2%)
    Aegean Airlines SA                       191,529    2,157,290       0.0%
*   Alpha Bank AE                            187,531      495,422       0.0%
    Athens Water Supply & Sewage Co. SA
      (The)                                   93,921      672,344       0.0%
*   Ellaktor SA                              139,123      276,427       0.0%
*   Eurobank Ergasias SA                      23,073       29,122       0.0%
*   FF Group                                 156,853    2,973,858       0.0%
    Fourlis Holdings SA                      155,827    1,110,065       0.0%
*   GEK Terna Holding Real Estate
      Construction SA                        246,078    1,496,781       0.0%
    Hellenic Exchanges - Athens Stock
      Exchange SA                            391,706    2,464,654       0.0%
    Hellenic Petroleum SA                    487,671    4,962,008       0.0%
    Hellenic Telecommunications
      Organization SA                      1,054,511   15,351,978       0.1%
*   HOLDING Co. ADMIE IPTO SA                525,419    1,171,379       0.0%
*   Intracom Holdings SA                     321,392      332,072       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
GREECE -- (Continued)
*   Intralot SA-Integrated Lottery
      Systems & Services                     726,755 $  1,036,284       0.0%
    JUMBO SA                                 470,477    8,611,830       0.1%
*   Lamda Development SA                      40,956      329,649       0.0%
*   Marfin Investment Group Holdings SA    4,779,275      944,856       0.0%
    Motor Oil Hellas Corinth Refineries
      SA                                     275,658    6,568,113       0.0%
*   Mytilineos Holdings SA                   308,236    3,716,808       0.0%
*   National Bank of Greece SA               131,932       54,849       0.0%
    OPAP SA                                  705,709    8,444,061       0.0%
*   Piraeus Bank SA                            3,555       15,016       0.0%
    Piraeus Port Authority SA                 17,126      338,854       0.0%
*   Public Power Corp. SA                    525,419    1,733,356       0.0%
    Sarantis SA                                5,137       87,979       0.0%
    Terna Energy SA                          163,037    1,005,295       0.0%
    Titan Cement Co. SA                      244,035    6,426,603       0.0%
                                                     ------------       ---
TOTAL GREECE                                           72,806,953       0.2%
                                                     ------------       ---
HONG KONG -- (0.0%)
*   Tongda Hong Tai Holdings, Ltd.           359,499       63,667       0.0%
                                                     ------------       ---
HUNGARY -- (0.4%)
*   CIG Pannonia Life Insurance P.L.C.
      Class A                                 64,493      115,785       0.0%
    Magyar Telekom Telecommunications
      P.L.C.                               4,215,068    7,290,633       0.0%
    Magyar Telekom Telecommunications
      P.L.C. Sponsored ADR                    36,206      313,544       0.0%
    MOL Hungarian Oil & Gas P.L.C.         3,884,925   44,893,309       0.2%
    OTP Bank P.L.C.                        1,211,510   52,825,904       0.2%
#   Richter Gedeon Nyrt                      530,386   10,709,847       0.0%
                                                     ------------       ---
TOTAL HUNGARY                                         116,149,022       0.4%
                                                     ------------       ---
INDIA -- (12.2%)
*   3M India, Ltd.                             8,604    2,631,758       0.0%
*   5Paisa Capital, Ltd.                      36,654      221,971       0.0%
    8K Miles Software Services, Ltd.          64,828      758,056       0.0%
    Aarti Drugs, Ltd.                         14,375      123,292       0.0%
    Aarti Industries                         238,045    4,754,569       0.0%
*   Aban Offshore, Ltd.                      350,910      911,932       0.0%
    ABB India, Ltd.                          122,480    2,484,227       0.0%
    Abbott India, Ltd.                         8,188      761,046       0.0%
    ACC, Ltd.                                270,666    6,403,884       0.0%
    Accelya Kale Solutions, Ltd.               1,654       32,824       0.0%
    Action Construction Equipment, Ltd.      165,096      458,102       0.0%
    Adani Enterprises, Ltd.                2,599,564    5,419,545       0.0%
*   Adani Green Energy, Ltd.               1,978,268      761,488       0.0%
    Adani Ports & Special Economic Zone,
      Ltd.                                 4,742,979   28,803,990       0.1%
*   Adani Power, Ltd.                     11,143,027    4,235,205       0.0%
*   Adani Transmissions, Ltd.              1,861,612    4,663,642       0.0%
*   Aditya Birla Capital, Ltd.             1,542,989    3,678,904       0.0%
*   Aditya Birla Fashion and Retail, Ltd.  2,019,717    4,423,287       0.0%
    Aegis Logistics, Ltd.                    727,985    3,135,594       0.0%
    Agro Tech Foods, Ltd.                     40,685      422,683       0.0%
*   Ahluwalia Contracts India Ltd.            22,084      138,763       0.0%
    AIA Engineering, Ltd.                    219,619    4,742,997       0.0%
    Ajanta Pharma, Ltd.                      309,280    6,265,815       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
INDIA -- (Continued)
    Akzo Nobel India, Ltd.                    85,594 $ 2,467,534       0.0%
    Alembic Pharmaceuticals, Ltd.            490,437   3,929,417       0.0%
    Alembic, Ltd.                          1,041,744     889,409       0.0%
    Alkem Laboratories, Ltd.                  14,240     419,448       0.0%
    Alkyl Amines Chemicals                     6,717      71,826       0.0%
*   Allahabad Bank                         2,162,460   1,584,048       0.0%
    Allcargo Logistics, Ltd.                 504,226   1,052,113       0.0%
    Amara Raja Batteries, Ltd.               547,923   7,043,675       0.0%
    Ambuja Cements, Ltd.                   2,368,341   8,867,600       0.1%
*   Amtek Auto, Ltd.                         876,612     190,152       0.0%
    Anant Raj, Ltd.                        1,367,366     958,269       0.0%
*   Andhra Bank                            2,362,929   1,400,481       0.0%
    Andhra Sugars, Ltd. (The)                  6,071      35,905       0.0%
    Apar Industries, Ltd.                    128,047   1,546,045       0.0%
    APL Apollo Tubes, Ltd.                    40,037   1,312,381       0.0%
    Apollo Hospitals Enterprise, Ltd.        381,663   6,221,409       0.0%
    Apollo Tyres, Ltd.                     3,337,509  14,657,670       0.1%
    Aptech, Ltd.                                 551       2,393       0.0%
    Arvind, Ltd.                           1,705,961  10,778,812       0.1%
    Asahi India Glass, Ltd.                  361,289   1,969,188       0.0%
    Ashiana Housing, Ltd.                     83,560     199,266       0.0%
    Ashok Leyland, Ltd.                   11,336,900  27,789,805       0.1%
    Ashoka Buildcon, Ltd.                    390,163   1,649,723       0.0%
    Asian Granito India, Ltd.                 35,718     256,300       0.0%
    Asian Paints, Ltd.                     1,411,925  25,346,928       0.1%
    Astra Microwave Products, Ltd.            90,438     144,741       0.0%
    Astral Polytechnik, Ltd.                 156,191   2,207,276       0.0%
*   AstraZeneca Pharma India, Ltd.             3,177      50,325       0.0%
    Atul, Ltd.                               115,479   5,115,897       0.0%
    Aurobindo Pharma, Ltd.                 2,432,389  23,316,849       0.1%
    Automotive Axles, Ltd.                    24,750     564,124       0.0%
    Avanti Feeds, Ltd.                        62,233   2,316,399       0.0%
    Axis Bank, Ltd.                        4,138,131  32,005,726       0.1%
    Bajaj Auto, Ltd.                         430,139  18,917,225       0.1%
    Bajaj Corp., Ltd.                        466,735   3,348,012       0.0%
    Bajaj Electricals, Ltd.                  336,882   3,281,298       0.0%
    Bajaj Finance, Ltd.                      673,807  19,144,821       0.1%
    Bajaj Finserv, Ltd.                      281,768  23,070,007       0.1%
*   Bajaj Hindusthan Sugar, Ltd.           4,864,854     632,408       0.0%
    Bajaj Holdings & Investment, Ltd.        187,229   7,560,316       0.0%
    Balaji Amines, Ltd.                       69,051     732,740       0.0%
    Balaji Telefilms, Ltd.                    82,597     161,394       0.0%
    Balkrishna Industries, Ltd.              667,382  12,730,092       0.1%
*   Ballarpur Industries, Ltd.             1,126,646     222,306       0.0%
    Balmer Lawrie & Co., Ltd.                422,064   1,388,983       0.0%
    Balrampur Chini Mills, Ltd.            1,807,835   1,900,814       0.0%
    Banco Products India, Ltd.                83,610     289,416       0.0%
    Bank of Baroda                         3,997,174   8,846,765       0.0%
*   Bank of India                          2,101,290   3,248,477       0.0%
*   Bank Of Maharashtra                      665,140     138,319       0.0%
    Bannari Amman Sugars, Ltd.                 3,050      76,343       0.0%
    BASF India, Ltd.                          54,296   1,729,072       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDIA -- (Continued)
    Bata India, Ltd.                        262,044 $ 3,130,860       0.0%
    Bayer CropScience, Ltd.                   1,837     130,148       0.0%
    BEML, Ltd.                              125,184   1,986,392       0.0%
    Berger Paints India, Ltd.             1,813,628   7,775,606       0.0%
*   BF Utilities, Ltd.                      123,479     797,607       0.0%
*   BGR Energy Systems, Ltd.                131,573     211,908       0.0%
    Bhansali Engineering Polymers, Ltd.     763,246   2,166,583       0.0%
    Bharat Electronics, Ltd.              2,422,759   4,741,086       0.0%
*   Bharat Financial Inclusion, Ltd.        409,307   7,087,911       0.0%
    Bharat Forge, Ltd.                    1,843,886  21,339,747       0.1%
    Bharat Heavy Electricals, Ltd.        5,640,603   7,379,322       0.0%
    Bharat Petroleum Corp., Ltd.          3,197,774  18,455,907       0.1%
    Bharat Rasayan, Ltd.                        649      57,599       0.0%
    Bharti Airtel, Ltd.                   8,236,472  50,399,690       0.2%
    Bharti Infratel, Ltd.                 2,005,580   9,482,244       0.1%
    Biocon, Ltd.                          1,363,478  13,554,015       0.1%
    Birla Corp., Ltd.                       139,458   1,594,555       0.0%
    Bliss Gvs Pharma, Ltd.                  599,112   1,779,005       0.0%
    Blue Dart Express, Ltd.                  31,797   1,733,776       0.0%
    Blue Star, Ltd.                         259,477   3,110,249       0.0%
    Bodal Chemicals, Ltd.                   646,460   1,140,939       0.0%
    Bombay Dyeing & Manufacturing Co.,
      Ltd.                                  580,664   2,674,904       0.0%
*   Bombay Rayon Fashions, Ltd.              15,385       5,305       0.0%
    Bosch, Ltd.                              18,115   5,251,698       0.0%
    Brigade Enterprises, Ltd.               283,896   1,183,670       0.0%
    Britannia Industries, Ltd.              135,567  11,183,459       0.1%
    Cadila Healthcare, Ltd.               1,530,137   9,445,547       0.1%
    Can Fin Homes, Ltd.                     405,233   2,552,638       0.0%
    Canara Bank                           1,095,726   4,335,428       0.0%
    Capital First, Ltd.                     264,211   2,532,703       0.0%
    Caplin Point Laboratories, Ltd.         151,305   1,349,944       0.0%
    Carborundum Universal, Ltd.             429,192   2,453,374       0.0%
    Care Ratings, Ltd.                      158,003   3,005,079       0.0%
    Castrol India, Ltd.                   1,770,055   5,153,450       0.0%
    CCL Products India, Ltd.                582,466   2,728,032       0.0%
    Ceat, Ltd.                              301,617   7,150,782       0.0%
    Century Plyboards India, Ltd.           960,973   4,671,074       0.0%
    Century Textiles & Industries, Ltd.     135,062   2,542,061       0.0%
    Cera Sanitaryware, Ltd.                  27,002   1,275,083       0.0%
    CESC, Ltd.                              669,478  10,632,807       0.1%
*   CG Power and Industrial Solutions,
      Ltd.                                4,349,846   5,437,569       0.0%
    Chambal Fertilizers & Chemicals, Ltd. 1,812,423   5,265,136       0.0%
    Chennai Petroleum Corp., Ltd.           523,508   2,498,203       0.0%
    Chennai Super Kings Cricket, Ltd.     2,606,099      16,475       0.0%
    Cholamandalam Investment and Finance
      Co., Ltd.                             312,546   8,098,000       0.0%
    Cipla, Ltd.                           1,636,802  14,805,405       0.1%
    City Union Bank, Ltd.                 1,508,540   4,149,656       0.0%
    Clariant Chemicals India, Ltd.           61,521     496,385       0.0%
    Coal India, Ltd.                      2,230,650   9,460,538       0.1%
*   Coffee Day Enterprises, Ltd.            161,486     834,537       0.0%
    Colgate-Palmolive India, Ltd.           586,812   9,843,303       0.1%
    Container Corp. Of India, Ltd.          277,445   5,454,706       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDIA -- (Continued)
    Coromandel International, Ltd.          841,164 $ 5,904,905       0.0%
*   Corp. Bank                            1,547,665     694,287       0.0%
    Cox & Kings, Ltd.                       895,111   2,924,499       0.0%
    CRISIL, Ltd.                             91,581   2,584,931       0.0%
    Crompton Greaves Consumer
      Electricals, Ltd.                   3,960,753  13,877,383       0.1%
    Cummins India, Ltd.                     328,292   3,783,564       0.0%
    Cyient, Ltd.                            322,814   3,662,302       0.0%
    Dabur India, Ltd.                     2,185,378  12,114,505       0.1%
    Dalmia Bharat Sugar & Industries,
      Ltd.                                   35,245      34,204       0.0%
    Dalmia Bharat, Ltd.                     166,739   7,612,231       0.0%
*   DB Corp., Ltd.                          227,503   1,022,482       0.0%
*   DB Realty, Ltd.                         946,614     903,847       0.0%
    DCB Bank, Ltd.                        2,118,433   6,160,176       0.0%
    DCM Shriram, Ltd.                       365,699   1,810,333       0.0%
    Deepak Fertilisers & Petrochemicals
      Corp., Ltd.                           346,262   1,827,333       0.0%
    Deepak Nitrite, Ltd.                    182,031     732,232       0.0%
    Delta Corp., Ltd.                       584,430   2,342,128       0.0%
*   DEN Networks, Ltd.                      499,133     768,121       0.0%
*   Dena Bank                             1,435,237     417,882       0.0%
    Dewan Housing Finance Corp., Ltd.     1,611,071  15,367,001       0.1%
    DFM Foods, Ltd.                           2,712      59,117       0.0%
    Dhampur Sugar Mills, Ltd.               275,484     393,282       0.0%
    Dhanuka Agritech, Ltd.                   75,910     669,859       0.0%
    Dilip Buildcon, Ltd.                    132,886   2,297,961       0.0%
*   Dish TV India, Ltd.                   6,231,116   7,006,536       0.0%
*   Dishman Carbogen Amcis, Ltd.            712,972   4,021,508       0.0%
    Divi's Laboratories, Ltd.               686,967  12,309,600       0.1%
    DLF, Ltd.                             2,200,076   7,286,630       0.0%
    Dr Lal PathLabs, Ltd.                    27,246     345,229       0.0%
    Dr Reddy's Laboratories, Ltd.           321,028  10,164,075       0.1%
#   Dr Reddy's Laboratories, Ltd. ADR       323,859  10,463,884       0.1%
*   Dredging Corp. Of India, Ltd.            71,584     664,576       0.0%
    Dwarikesh Sugar Industries, Ltd.        294,830     112,628       0.0%
*   Dynamatic Technologies, Ltd.              7,283     201,738       0.0%
    eClerx Services, Ltd.                   172,571   3,424,895       0.0%
    Edelweiss Financial Services, Ltd.    2,889,949  12,322,535       0.1%
    Eicher Motors, Ltd.                      56,241  26,156,386       0.1%
    EID Parry India, Ltd.                   706,714   2,901,404       0.0%
    EIH, Ltd.                               902,600   2,354,547       0.0%
    Electrosteel Castings, Ltd.           1,031,119     452,348       0.0%
    Elgi Equipments, Ltd.                   115,673     490,138       0.0%
    Emami, Ltd.                             408,953   6,819,316       0.0%
    Endurance Technologies, Ltd.             17,238     327,381       0.0%
    Engineers India, Ltd.                 1,403,081   3,318,482       0.0%
    Entertainment Network India, Ltd.        46,533     479,629       0.0%
*   Eros International Media, Ltd.          372,826     972,282       0.0%
    Escorts, Ltd.                           483,661   7,239,603       0.0%
    Essel Propack, Ltd.                     561,787   2,248,244       0.0%
*   Eveready Industries India, Ltd.         411,529   1,931,805       0.0%
*   Excel Crop Care, Ltd.                     2,462     129,987       0.0%
    Exide Industries, Ltd.                2,322,552   8,583,354       0.0%
    FDC, Ltd.                               433,488   1,625,637       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
INDIA -- (Continued)
    Federal Bank, Ltd.                    10,982,783 $16,115,860       0.1%
*   Federal-Mogul Goetze India, Ltd.          49,416     352,762       0.0%
    FIEM Industries, Ltd.                     26,175     362,475       0.0%
    Finolex Cables, Ltd.                     584,578   6,083,066       0.0%
    Finolex Industries, Ltd.                 496,432   4,860,704       0.0%
*   Firstsource Solutions, Ltd.            3,087,534   2,927,076       0.0%
*   Fortis Healthcare, Ltd.                1,051,700   2,373,246       0.0%
*   Future Consumer, Ltd.                  1,135,049   1,003,779       0.0%
    Future Enterprises, Ltd.               1,560,381     890,555       0.0%
    Future Lifestyle Fashions, Ltd.           31,996     207,623       0.0%
*   Future Retail, Ltd.                      807,317   7,281,174       0.0%
    Gabriel India, Ltd.                      922,073   2,113,240       0.0%
    GAIL India, Ltd.                       2,865,894  13,945,362       0.1%
    Garware Wall Ropes, Ltd.                  35,147     514,920       0.0%
    Gateway Distriparks, Ltd.                752,757   1,896,593       0.0%
    Gati, Ltd.                               570,374   1,032,166       0.0%
*   Gayatri Highways, Ltd.                   167,434      18,314       0.0%
*   Gayatri Projects, Ltd.                   167,434     512,563       0.0%
    GE Power India, Ltd.                     101,694   1,292,270       0.0%
    GE T&D India, Ltd.                       110,948     626,889       0.0%
    Genus Power Infrastructures, Ltd.        311,880     240,805       0.0%
    Geojit Financial Services, Ltd.          370,431     568,376       0.0%
    GHCL, Ltd.                               385,926   1,588,680       0.0%
    GIC Housing Finance, Ltd.                181,941   1,182,175       0.0%
    Gillette India, Ltd.                      27,092   2,648,758       0.0%
    GlaxoSmithKline Consumer Healthcare,
      Ltd.                                    44,958   4,121,612       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.     20,403     714,474       0.0%
    Glenmark Pharmaceuticals, Ltd.           930,684   7,948,016       0.0%
    GM Breweries, Ltd.                         7,219     118,505       0.0%
*   GMR Infrastructure, Ltd.              19,499,148   5,950,858       0.0%
    GOCL Corp., Ltd.                          29,857     225,190       0.0%
*   Godawari Power and Ispat, Ltd.            30,148     253,889       0.0%
    Godfrey Phillips India, Ltd.             108,645   1,429,969       0.0%
    Godrej Consumer Products, Ltd.         1,060,503  17,703,555       0.1%
    Godrej Industries, Ltd.                  369,581   3,318,184       0.0%
*   Godrej Properties, Ltd.                  390,968   4,699,111       0.0%
    Granules India, Ltd.                     815,953   1,323,452       0.0%
    Graphite India, Ltd.                     328,215   3,389,107       0.0%
    Grasim Industries, Ltd.                1,128,302  18,317,242       0.1%
    Great Eastern Shipping Co., Ltd.
      (The)                                  523,653   2,868,662       0.0%
    Greaves Cotton, Ltd.                   1,052,173   1,955,457       0.0%
    Greenply Industries, Ltd.                204,593     943,362       0.0%
    Grindwell Norton, Ltd.                    56,995     443,201       0.0%
    Gruh Finance, Ltd.                       681,788   6,882,009       0.0%
*   GTL Infrastructure, Ltd.               3,427,799     102,760       0.0%
    Gujarat Alkalies & Chemicals, Ltd.       251,412   2,822,975       0.0%
    Gujarat Ambuja Exports, Ltd.             190,269     824,269       0.0%
    Gujarat Fluorochemicals, Ltd.            225,709   2,874,916       0.0%
    Gujarat Gas, Ltd.                        243,728   3,221,815       0.0%
    Gujarat Industries Power Co., Ltd.       230,702     358,821       0.0%
    Gujarat Mineral Development Corp.,
      Ltd.                                   930,967   1,881,502       0.0%
    Gujarat Narmada Valley Fertilizers &
      Chemicals, Ltd.                        503,154   3,587,373       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
INDIA -- (Continued)
    Gujarat Pipavav Port, Ltd.             1,174,964 $ 2,577,768       0.0%
    Gujarat State Fertilizers &
      Chemicals, Ltd.                        886,282   1,777,421       0.0%
    Gujarat State Petronet, Ltd.           1,589,795   4,222,284       0.0%
    Gulf Oil Lubricants India, Ltd.           91,940   1,292,559       0.0%
*   GVK Power & Infrastructure, Ltd.       6,736,459   1,501,344       0.0%
*   Hathway Cable & Datacom, Ltd.          2,116,563   1,105,741       0.0%
    Hatsun Agro Products, Ltd.                41,981     491,320       0.0%
    Havells India, Ltd.                    1,508,257  12,293,463       0.1%
    HBL Power Systems, Ltd.                  280,523     202,666       0.0%
    HCL Technologies, Ltd.                 3,551,759  55,903,894       0.2%
    HDFC Bank, Ltd.                        2,994,559  86,934,726       0.3%
*   HealthCare Global Enterprises, Ltd.        4,627      20,737       0.0%
    HEG, Ltd.                                 86,237   3,557,105       0.0%
    HeidelbergCement India, Ltd.           1,087,629   2,526,472       0.0%
    Heritage Foods, Ltd.                      94,554   1,005,648       0.0%
    Hero Motocorp, Ltd.                      387,009  21,577,053       0.1%
    Hester Biosciences, Ltd.                     984      23,506       0.0%
    Hexaware Technologies, Ltd.            1,685,444  11,296,946       0.1%
    Hikal, Ltd.                              129,153     491,498       0.0%
    HIL, Ltd.                                  1,243      42,426       0.0%
*   Himachal Futuristic Communications,
      Ltd.                                 7,740,452   3,207,423       0.0%
    Himadri Speciality Chemical, Ltd.        811,916   1,783,390       0.0%
    Himatsingka Seide, Ltd.                  365,311   2,110,873       0.0%
    Hindalco Industries, Ltd.              6,750,274  23,639,086       0.1%
    Hinduja Global Solutions, Ltd.            50,427     715,535       0.0%
    Hinduja Ventures, Ltd.                    15,191     184,023       0.0%
*   Hindustan Construction Co., Ltd.       3,314,210   1,161,750       0.0%
    Hindustan Media Ventures, Ltd.            18,579      64,431       0.0%
*   Hindustan Oil Exploration Co., Ltd.      110,828     205,218       0.0%
    Hindustan Petroleum Corp., Ltd.        2,830,700  12,866,292       0.1%
    Hindustan Unilever, Ltd.               2,097,223  47,020,766       0.2%
    Honda SIEL Power Products, Ltd.            9,298     208,042       0.0%
    Honeywell Automation India, Ltd.           8,069   2,299,395       0.0%
*   Hotel Leela Venture, Ltd.                219,454      59,657       0.0%
*   Housing Development &
      Infrastructure, Ltd.                 3,824,905   1,887,079       0.0%
    Housing Development Finance Corp.,
      Ltd.                                 3,454,134  97,126,681       0.3%
    HSIL, Ltd.                               292,265   1,652,915       0.0%
    HT Media, Ltd.                           681,075     917,466       0.0%
    Huhtamaki PPL, Ltd.                       93,812     501,291       0.0%
    I G Petrochemicals, Ltd.                  59,121     673,755       0.0%
    ICICI Bank, Ltd.                         137,369     585,375       0.0%
    ICICI Bank, Ltd. Sponsored ADR         3,219,225  27,395,605       0.1%
    ICICI Prudential Life Insurance Co.,
      Ltd.                                   349,341   2,224,865       0.0%
    ICRA, Ltd.                                 1,187      69,271       0.0%
*   IDBI Bank, Ltd.                        5,511,533   5,425,729       0.0%
*   Idea Cellular, Ltd.                   16,180,066  16,717,267       0.1%
    IDFC Bank, Ltd.                        3,561,369   2,562,443       0.0%
    IDFC, Ltd.                             5,803,947   5,047,601       0.0%
*   IFB Industries, Ltd.                      31,842     582,809       0.0%
*   IFCI, Ltd.                             8,624,140   2,556,264       0.0%
    Igarashi Motors India, Ltd.                1,800      23,097       0.0%
    IIFL Holdings, Ltd.                    1,078,536  12,356,024       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
INDIA -- (Continued)
*   IL&FS Transportation Networks, Ltd.      900,087 $    852,520       0.0%
    India Cements, Ltd. (The)              2,429,137    5,318,836       0.0%
    India Glycols, Ltd.                      103,244      923,064       0.0%
    Indiabulls Housing Finance, Ltd.       2,346,372   45,748,444       0.2%
*   Indiabulls Real Estate, Ltd.           2,324,381    7,420,047       0.0%
    Indiabulls Ventures, Ltd.(B2QP4C2)     1,085,258    7,806,254       0.0%
*   Indiabulls Ventures, Ltd.(BDRNRV2)       203,485      914,829       0.0%
    Indian Bank                              906,654    4,355,799       0.0%
    Indian Hotels Co., Ltd. (The)          2,652,244    5,837,237       0.0%
    Indian Hume Pipe Co., Ltd.                63,606      328,300       0.0%
    Indian Metals & Ferro Alloys, Ltd.        42,321      300,881       0.0%
    Indian Oil Corp., Ltd.                 6,449,722   15,592,955       0.1%
*   Indian Overseas Bank                   2,666,025      731,375       0.0%
    Indo Count Industries, Ltd.              856,164    1,198,941       0.0%
    Indoco Remedies, Ltd.                    282,364      850,373       0.0%
    Indraprastha Gas, Ltd.                 1,810,600    7,760,464       0.0%
    IndusInd Bank, Ltd.                      576,234   16,313,201       0.1%
    INEOS Styrolution India, Ltd.             25,643      353,128       0.0%
    Infosys, Ltd.                          6,276,859  112,537,944       0.4%
#   Infosys, Ltd. Sponsored ADR            3,708,004   65,520,431       0.2%
    Ingersoll-Rand India, Ltd.                66,035      671,021       0.0%
*   Inox Leisure, Ltd.                       514,482    2,116,049       0.0%
*   Inox Wind, Ltd.                          137,085      220,565       0.0%
    Insecticides India, Ltd.                  18,133      199,021       0.0%
*   Intellect Design Arena, Ltd.             537,765    1,591,137       0.0%
    InterGlobe Aviation, Ltd.                300,063    6,275,887       0.0%
*   International Paper APPM, Ltd.            57,850      286,881       0.0%
    Ipca Laboratories, Ltd.                  390,401    4,396,055       0.0%
    IRB Infrastructure Developers, Ltd.    1,614,970    6,740,485       0.0%
    ITC, Ltd.                             13,190,874   55,643,469       0.2%
    ITD Cementation India, Ltd.              403,928    1,000,069       0.0%
    J Kumar Infraprojects, Ltd.              227,124      958,807       0.0%
    Jagran Prakashan, Ltd.                   891,789    2,267,497       0.0%
    Jai Corp., Ltd.                          634,335    1,493,451       0.0%
    Jain Irrigation Systems, Ltd.          4,296,781    7,465,013       0.0%
*   Jaiprakash Associates, Ltd.           19,005,425    5,563,952       0.0%
*   Jaiprakash Power Ventures, Ltd.        8,537,589      476,783       0.0%
*   Jammu & Kashmir Bank, Ltd. (The)       2,034,395    1,721,232       0.0%
    Jamna Auto Industries, Ltd.            2,486,567    3,615,258       0.0%
    Jay Bharat Maruti, Ltd.                   18,352      129,372       0.0%
    Jayant Agro-Organics, Ltd.                44,484      220,650       0.0%
*   Jaypee Infratech, Ltd.                 3,134,506      242,140       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.     262,964    1,259,384       0.0%
    JBF Industries, Ltd.                     285,990      439,107       0.0%
    JBM Auto, Ltd.                            27,923      178,385       0.0%
*   Jet Airways India, Ltd.                  231,994    2,220,032       0.0%
    Jindal Poly Films, Ltd.                  194,636      892,630       0.0%
    Jindal Saw, Ltd.                       1,669,882    3,085,914       0.0%
*   Jindal Stainless Hisar, Ltd.             815,970    2,260,285       0.0%
*   Jindal Stainless, Ltd.                   185,910      255,260       0.0%
*   Jindal Steel & Power, Ltd.             4,325,434   16,149,062       0.1%
*   JITF Infralogistics, Ltd.                 60,026       32,152       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDIA -- (Continued)
    JK Cement, Ltd.                         176,628 $ 2,645,684       0.0%
    JK Lakshmi Cement, Ltd.                 358,449   2,188,674       0.0%
    JK Paper, Ltd.                          680,445   1,433,896       0.0%
    JK Tyre & Industries, Ltd.            1,097,569   2,558,465       0.0%
    JM Financial, Ltd.                    2,511,649   5,256,246       0.0%
    JMC Projects India, Ltd.                  9,500      94,737       0.0%
    Johnson Controls-Hitachi Air
      Conditioning India, Ltd.               61,347   2,365,404       0.0%
    JSW Energy, Ltd.                      4,743,100   6,029,858       0.0%
*   JSW Holdings, Ltd.                       20,395     595,927       0.0%
    JSW Steel, Ltd.                       9,339,140  45,303,031       0.2%
    JTEKT India, Ltd.                        46,225      78,002       0.0%
    Jubilant Foodworks, Ltd.                457,362  17,355,825       0.1%
    Jubilant Life Sciences, Ltd.            885,037  11,675,639       0.1%
*   Just Dial, Ltd.                         382,565   2,532,441       0.0%
    Jyothy Laboratories, Ltd.               321,245   1,737,730       0.0%
    Kajaria Ceramics, Ltd.                  737,141   6,027,330       0.0%
    Kalpataru Power Transmission, Ltd.      555,693   4,061,146       0.0%
    Kalyani Steels, Ltd.                    175,633     837,027       0.0%
    Kansai Nerolac Paints, Ltd.             635,715   4,742,093       0.0%
    Karnataka Bank, Ltd. (The)            2,233,813   4,090,503       0.0%
    Karur Vysya Bank, Ltd. (The)          2,422,806   3,951,324       0.0%
    Kaveri Seed Co., Ltd.                   340,179   2,706,471       0.0%
    KCP, Ltd.                               463,932     934,976       0.0%
    KEC International, Ltd.               1,211,006   7,363,301       0.0%
    KEI Industries, Ltd.                    447,872   2,926,371       0.0%
    Kewal Kiran Clothing, Ltd.                  454      10,485       0.0%
*   Kiri Industries, Ltd.                    78,678     479,599       0.0%
    Kirloskar Brothers, Ltd.                 75,874     324,680       0.0%
    Kirloskar Oil Engines, Ltd.             128,407     641,021       0.0%
    Kitex Garments, Ltd.                    240,987     853,872       0.0%
    KNR Constructions, Ltd.                 176,144     852,086       0.0%
    Kolte-Patil Developers, Ltd.            269,234   1,309,202       0.0%
    Kotak Mahindra Bank, Ltd.             1,828,595  33,140,250       0.1%
    KPIT Technologies, Ltd.               1,910,636   7,342,661       0.0%
    KPR Mill, Ltd.                           86,697     912,828       0.0%
    KRBL, Ltd.                              575,505   3,848,892       0.0%
    KSB Pumps, Ltd.                          20,312     250,093       0.0%
    Kwality, Ltd.                           702,748     510,559       0.0%
    L&T Finance Holdings, Ltd.            3,362,723   8,674,105       0.0%
    LA Opala RG, Ltd.                        95,148     395,988       0.0%
    Lakshmi Machine Works, Ltd.              28,118   3,550,759       0.0%
    Lakshmi Vilas Bank, Ltd. (The)        1,031,324   1,398,557       0.0%
*   Lanco Infratech, Ltd.                 1,943,120      27,427       0.0%
    Larsen & Toubro Infotech, Ltd.          103,132   2,414,422       0.0%
    Larsen & Toubro, Ltd.                 2,765,335  57,973,428       0.2%
    Laurus Labs, Ltd.                         8,318      63,126       0.0%
    LEEL Electricals, Ltd.                   99,580     342,835       0.0%
    LG Balakrishnan & Bros, Ltd.             21,927     428,306       0.0%
    LIC Housing Finance, Ltd.             2,543,605  20,758,746       0.1%
    Linde India, Ltd.                        49,690     333,852       0.0%
    LT Foods, Ltd.                        1,035,833   1,398,810       0.0%
    Lumax Industries, Ltd.                    6,896     236,528       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDIA -- (Continued)
    Lupin, Ltd.                             986,773 $11,941,700       0.1%
    LUX Industries, Ltd.                     25,231     743,141       0.0%
    Magma Fincorp, Ltd.                     357,189     916,003       0.0%
    Mahanagar Gas, Ltd.                      49,706     660,518       0.0%
    Maharashtra Scooters, Ltd.                2,331      85,404       0.0%
    Maharashtra Seamless, Ltd.              221,556   1,525,490       0.0%
    Mahindra & Mahindra Financial
      Services, Ltd.                      1,562,142  12,282,961       0.1%
    Mahindra & Mahindra, Ltd.             2,637,813  34,372,678       0.1%
*   Mahindra CIE Automotive, Ltd.           464,503   1,747,579       0.0%
    Mahindra Holidays & Resorts India,
      Ltd.                                  390,555   1,909,809       0.0%
    Mahindra Lifespace Developers, Ltd.     141,200     985,443       0.0%
    Maithan Alloys, Ltd.                     35,507     431,845       0.0%
    Majesco, Ltd.                            50,967     436,403       0.0%
    Man Infraconstruction, Ltd.             747,999     589,102       0.0%
    Manappuram Finance, Ltd.              5,722,485  10,417,783       0.1%
    Mangalam Cement, Ltd.                       821       3,771       0.0%
    Mangalore Refinery & Petrochemicals,
      Ltd.                                1,596,436   2,585,951       0.0%
    Marico, Ltd.                          3,156,503  15,705,145       0.1%
    Marksans Pharma, Ltd.                 2,172,546   1,079,434       0.0%
    Maruti Suzuki India, Ltd.               405,353  53,303,011       0.2%
    Mastek, Ltd.                             25,135     211,498       0.0%
*   Max Financial Services, Ltd.            663,824   5,145,486       0.0%
*   MAX India, Ltd.                         801,502     950,646       0.0%
    Mayur Uniquoters, Ltd.                  111,504     827,205       0.0%
    McLeod Russel India, Ltd.               538,098   1,251,178       0.0%
    Meghmani Organics, Ltd.               1,502,232   2,313,479       0.0%
    MEP Infrastructure Developers, Ltd.      42,835      52,521       0.0%
    Mercator, Ltd.                          954,448     418,950       0.0%
    Merck, Ltd.                              50,889   1,610,202       0.0%
    Minda Corp., Ltd.                       483,784   1,332,034       0.0%
    Minda Industries, Ltd.                  202,531   3,365,845       0.0%
    MindTree, Ltd.                        1,109,628  17,948,073       0.1%
    Mirza International, Ltd.               517,556   1,057,602       0.0%
    MM Forgings, Ltd.                         3,063      51,127       0.0%
    MOIL, Ltd.                              587,554   1,798,078       0.0%
    Monsanto India, Ltd.                     50,185   2,014,337       0.0%
    Monte Carlo Fashions, Ltd.                7,437      60,692       0.0%
*   Morepen Laboratories, Ltd.              181,722     101,482       0.0%
    Motherson Sumi Systems, Ltd.          3,049,452  16,081,828       0.1%
    Motilal Oswal Financial Services,
      Ltd.                                  137,229   2,008,065       0.0%
    Mphasis, Ltd.                           581,291   9,164,835       0.1%
*   MPS, Ltd.                                28,144     277,549       0.0%
    MRF, Ltd.                                10,150  12,103,091       0.1%
    Multi Commodity Exchange of India,
      Ltd.                                   82,813     961,100       0.0%
    Munjal Showa, Ltd.                       24,755      84,016       0.0%
*   Muthoot Capital Services, Ltd.            4,887      65,472       0.0%
    Muthoot Finance, Ltd.                 1,046,776   7,017,800       0.0%
*   Nagarjuna Fertilizers & Chemicals,
      Ltd.                                  698,359     180,063       0.0%
*   Narayana Hrudayalaya, Ltd.               16,023      65,839       0.0%
    Natco Pharma, Ltd.                      479,705   5,792,613       0.0%
    National Aluminium Co., Ltd.          4,969,812   5,922,205       0.0%
    National Fertilizers, Ltd.               41,533      35,132       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
INDIA -- (Continued)
    Nava Bharat Ventures, Ltd.              479,059 $ 1,064,007       0.0%
    Navin Fluorine International, Ltd.      108,954   1,251,772       0.0%
*   Navkar Corp., Ltd.                      122,323     321,973       0.0%
    Navneet Education, Ltd.                 701,465   1,535,539       0.0%
    NBCC India, Ltd.                        878,872   1,376,567       0.0%
    NCC, Ltd.                             5,368,330  10,653,854       0.1%
    NCL Industries, Ltd.                      7,642      27,356       0.0%
    Nectar Lifesciences, Ltd.                53,149      21,630       0.0%
    NESCO, Ltd.                             218,663   1,917,293       0.0%
    Nestle India, Ltd.                       98,654  13,879,659       0.1%
*   Network 18 Media & Investments, Ltd.    139,479     112,252       0.0%
*   Neuland Laboratories, Ltd.               17,291     183,772       0.0%
    NHPC, Ltd.                            9,819,912   4,191,141       0.0%
    NIIT Technologies, Ltd.                 548,859   9,454,604       0.1%
*   NIIT, Ltd.                              922,125   1,590,274       0.0%
    Nilkamal, Ltd.                           90,571   2,312,552       0.0%
    NLC India, Ltd.                         641,747     849,895       0.0%
    NOCIL, Ltd.                             946,503   3,070,072       0.0%
    NRB Bearings, Ltd.                      193,819     500,405       0.0%
    NTPC, Ltd.                            4,897,885  12,601,504       0.1%
    Nucleus Software Exports, Ltd.           49,345     359,166       0.0%
    Oberoi Realty, Ltd.                     532,573   4,365,811       0.0%
    OCL India, Ltd.                          68,969   1,454,844       0.0%
    Oil & Natural Gas Corp., Ltd.         4,178,136  11,281,093       0.1%
    Oil India, Ltd.                       1,230,426   4,277,213       0.0%
    Omaxe, Ltd.                             605,785   2,013,708       0.0%
    OnMobile Global, Ltd.                   100,972      62,348       0.0%
*   Oracle Financial Services Software,
      Ltd.                                   89,815   5,737,862       0.0%
    Orient Cement, Ltd.                     436,650     928,056       0.0%
    Orient Electric, Ltd.                   218,209     359,813       0.0%
    Orient Paper & Industries, Ltd.         277,986     175,904       0.0%
    Orient Refractories, Ltd.               176,148     431,782       0.0%
*   Oriental Bank of Commerce             1,043,995   1,462,987       0.0%
    Oriental Carbon & Chemicals, Ltd.         3,330      58,895       0.0%
*   Oriental Hotels, Ltd.                    12,748      10,489       0.0%
    Orissa Minerals Development Co., Ltd.     6,450     159,801       0.0%
    Page Industries, Ltd.                    28,428  10,257,553       0.1%
    Panama Petrochem, Ltd.                   41,987     137,253       0.0%
    Parag Milk Foods, Ltd.                  131,065     596,035       0.0%
*   Parsvnath Developers, Ltd.               82,656      18,247       0.0%
*   Patel Engineering, Ltd.                 304,600     285,132       0.0%
    PC Jeweller, Ltd.                       791,842   1,675,664       0.0%
*   Peninsula Land, Ltd.                     79,908      29,590       0.0%
    Persistent Systems, Ltd.                275,757   3,323,326       0.0%
    Petronet LNG, Ltd.                    4,070,155  13,790,223       0.1%
    Pfizer, Ltd.                             73,615   2,508,231       0.0%
    Phillips Carbon Black, Ltd.             611,270   2,368,833       0.0%
    Phoenix Mills, Ltd.                     313,984   2,924,825       0.0%
    PI Industries, Ltd.                     524,740   6,746,582       0.0%
    Pidilite Industries, Ltd.               775,250  12,535,050       0.1%
    Piramal Enterprises, Ltd.               392,312  15,217,328       0.1%
    Poly Medicure, Ltd.                      53,069     206,239       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
INDIA -- (Continued)
    Polyplex Corp., Ltd.                      45,335 $    324,650       0.0%
    Power Finance Corp., Ltd.              5,673,884    7,452,867       0.0%
    Power Grid Corp. of India, Ltd.        5,364,314   16,658,769       0.1%
    Power Mech Projects, Ltd.                  6,250       95,406       0.0%
    Prabhat Dairy, Ltd.                      246,316      656,162       0.0%
    Praj Industries, Ltd.                    854,359    1,195,584       0.0%
*   Prakash Industries, Ltd.                 674,827    2,114,444       0.0%
*   Praxis Home Retail, Ltd.                  15,305       65,127       0.0%
    Precision Camshafts, Ltd.                  5,276        7,914       0.0%
    Prestige Estates Projects, Ltd.          738,583    3,371,001       0.0%
    Pricol, Ltd.                             236,224      340,936       0.0%
*   Prime Focus, Ltd.                         82,122      117,688       0.0%
*   Prism Cement, Ltd.                       419,103      776,471       0.0%
    Procter & Gamble Hygiene & Health
      Care, Ltd.                              29,154    4,169,456       0.0%
    PTC India Financial Services, Ltd.     2,419,812      913,623       0.0%
    PTC India, Ltd.                        2,755,823    3,779,834       0.0%
*   Punjab & Sind Bank                       142,955       76,330       0.0%
*   Punjab National Bank                   2,814,797    4,008,646       0.0%
    Puravankara, Ltd.                        274,738      649,719       0.0%
    PVR, Ltd.                                271,563    5,846,888       0.0%
    Quick Heal Technologies, Ltd.            169,473      844,033       0.0%
    Radico Khaitan, Ltd.                     580,501    3,614,117       0.0%
    Rain Commodities, Ltd.                 1,584,349    7,504,085       0.0%
    Rajesh Exports, Ltd.                     621,568    6,314,032       0.0%
    Rallis India, Ltd.                       673,595    2,228,691       0.0%
    Ramco Cements, Ltd. (The)                625,154    7,717,703       0.0%
    Ramco Industries, Ltd.                   134,223      541,009       0.0%
*   Ramco Systems, Ltd.                       30,885      215,682       0.0%
    Ramkrishna Forgings, Ltd.                 75,636      942,181       0.0%
*   Ramky Infrastructure, Ltd.                52,182      156,758       0.0%
    Rane Holdings, Ltd.                        9,034      362,352       0.0%
    Rashtriya Chemicals & Fertilizers,
      Ltd.                                 1,556,217    1,872,378       0.0%
    Ratnamani Metals & Tubes, Ltd.            38,124      554,525       0.0%
*   RattanIndia Power, Ltd.                4,006,047      304,588       0.0%
    Raymond, Ltd.                            405,806    6,764,055       0.0%
    RBL Bank, Ltd.                           208,938    1,642,195       0.0%
    Redington India, Ltd.                  1,405,824    2,895,036       0.0%
*   Relaxo Footwears, Ltd.                   100,729    1,043,029       0.0%
    Reliance Capital, Ltd.                 1,397,067    9,050,014       0.1%
*   Reliance Communications, Ltd.         14,155,029    3,210,645       0.0%
*   Reliance Home Finance, Ltd.            1,207,535    1,118,415       0.0%
    Reliance Industries, Ltd.              7,506,986  107,907,753       0.4%
    Reliance Infrastructure, Ltd.          1,192,569    7,994,682       0.0%
*   Reliance Naval and Engineering, Ltd.   1,191,243      322,091       0.0%
*   Reliance Power, Ltd.                   7,410,211    4,080,180       0.0%
    Repco Home Finance, Ltd.                 269,487    2,581,237       0.0%
    Rico Auto Industries, Ltd.               452,332      528,005       0.0%
*   Rolta India, Ltd.                        844,284      779,502       0.0%
    RSWM, Ltd.                                 5,418       27,241       0.0%
*   Ruchi Soya Industries, Ltd.              695,742      158,296       0.0%
    Rural Electrification Corp., Ltd.      7,975,616   15,181,190       0.1%
    Rushil Decor, Ltd.                        13,161      151,015       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
INDIA -- (Continued)
    Sadbhav Engineering, Ltd.                386,530 $ 2,214,617       0.0%
    Sadbhav Infrastructure Project, Ltd.      63,712     126,200       0.0%
    Sagar Cements, Ltd.                        4,371      68,192       0.0%
    Sangam India, Ltd.                         8,595      16,450       0.0%
*   Sanghi Industries, Ltd.                   97,696     165,155       0.0%
    Sanghvi Movers, Ltd.                      67,185     208,344       0.0%
    Sanofi India, Ltd.                        39,436   2,856,610       0.0%
    Sanwaria Consumer, Ltd.                  374,428     108,065       0.0%
    Sarda Energy & Minerals, Ltd.             17,271     121,601       0.0%
    Saregama India, Ltd.                       5,001      53,972       0.0%
    Sasken Technologies, Ltd.                 10,624     154,091       0.0%
    Savita Oil Technologies, Ltd.                491      10,653       0.0%
    Schaeffler India, Ltd.                    27,484   2,217,131       0.0%
    Sequent Scientific, Ltd.                  33,861      33,302       0.0%
    SH Kelkar & Co., Ltd.                     91,629     332,901       0.0%
    Shanthi Gears, Ltd.                       11,262      23,525       0.0%
    Sharda Cropchem, Ltd.                    101,788     614,255       0.0%
    Sharda Motor Industries, Ltd.              6,180     177,207       0.0%
    Shemaroo Entertainment, Ltd.              14,915     106,812       0.0%
    Shilpa Medicare, Ltd.                     45,136     316,895       0.0%
*   Shipping Corp. of India, Ltd.          1,578,104   1,758,913       0.0%
    Shoppers Stop, Ltd.                       74,319     633,197       0.0%
    Shree Cement, Ltd.                        34,015   8,615,028       0.0%
    Shriram City Union Finance, Ltd.          23,967     865,778       0.0%
*   Shriram EPC Ltd.                          65,499      25,333       0.0%
    Shriram Transport Finance Co., Ltd.      729,638  17,528,192       0.1%
*   Sical Logistics, Ltd.                     60,040     188,752       0.0%
    Siemens, Ltd.                            185,491   3,119,426       0.0%
    Simplex Infrastructures, Ltd.             51,968     469,788       0.0%
    Sintex Industries, Ltd.                3,974,550   1,053,377       0.0%
*   Sintex Plastics Technology, Ltd.       4,221,394   3,384,427       0.0%
*   SITI Networks, Ltd.                      893,213     226,416       0.0%
    Siyaram Silk Mills, Ltd.                  33,516     343,148       0.0%
    SJVN, Ltd.                             3,189,880   1,582,654       0.0%
    SKF India, Ltd.                           92,697   2,613,782       0.0%
    Skipper, Ltd.                            222,689     716,123       0.0%
    SML ISUZU, Ltd.                           60,112     799,881       0.0%
*   Snowman Logistics, Ltd.                  124,586      94,879       0.0%
    Sobha, Ltd.                              482,054   3,949,991       0.0%
    Solar Industries India, Ltd.             114,611   1,828,054       0.0%
*   Solara Active Pharma Sciences, Ltd.       69,170     120,120       0.0%
    Somany Ceramics, Ltd.                     59,680     504,271       0.0%
    Sonata Software, Ltd.                    741,920   3,995,734       0.0%
*   SORIL Holdings & Ventures, Ltd.           19,764     126,251       0.0%
    South Indian Bank, Ltd. (The)         12,750,114   5,025,035       0.0%
    SREI Infrastructure Finance, Ltd.      1,729,503   2,206,433       0.0%
    SRF, Ltd.                                253,091   9,017,990       0.1%
    Srikalahasthi Pipes, Ltd.                 83,583     431,916       0.0%
*   Star Cement, Ltd.                        122,282     239,989       0.0%
    State Bank of India                    4,028,768  14,795,639       0.1%
    State Bank of India GDR                   14,651     538,824       0.0%
*   Steel Authority of India, Ltd.         4,298,862   4,954,256       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
INDIA -- (Continued)
    Sterlite Technologies, Ltd.            1,648,718 $  8,642,684       0.0%
    Strides Arcolab, Ltd.                    406,892    3,883,342       0.0%
    Subros, Ltd.                             133,184      646,286       0.0%
    Sudarshan Chemical Industries, Ltd.      238,045    2,040,567       0.0%
    Sun Pharmaceutical Industries, Ltd.    2,665,264   21,030,050       0.1%
    Sun TV Network, Ltd.                     922,839   12,110,274       0.1%
*   Sundaram Finance Holdings, Ltd.           91,918      203,076       0.0%
    Sundaram Finance, Ltd.                    95,070    2,508,305       0.0%
    Sundaram-Clayton, Ltd.                     4,714      355,618       0.0%
    Sundram Fasteners, Ltd.                  772,842    6,881,605       0.0%
    Sunteck Realty, Ltd.                     307,504    1,962,188       0.0%
    Suprajit Engineering, Ltd.               191,840      797,760       0.0%
    Supreme Industries, Ltd.                 372,958    7,700,534       0.0%
    Supreme Petrochem, Ltd.                  219,008    1,014,559       0.0%
    Surya Roshni, Ltd.                       169,912    1,073,345       0.0%
    Sutlej Textiles and Industries, Ltd.      50,403       53,462       0.0%
    Suven Life Sciences, Ltd.                257,482      689,034       0.0%
*   Suzlon Energy, Ltd.                   19,412,924    3,135,868       0.0%
    Swaraj Engines, Ltd.                      15,519      491,442       0.0%
    Symphony, Ltd.                            96,552    2,622,002       0.0%
*   Syndicate Bank                         2,626,760    2,157,780       0.0%
    Syngene International, Ltd.              179,858    1,673,253       0.0%
    TAKE Solutions, Ltd.                     626,471    2,013,721       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.      259,201    1,365,809       0.0%
    Tata Chemicals, Ltd.                     720,776    8,226,517       0.0%
    Tata Communications, Ltd.                569,737    5,283,245       0.0%
    Tata Consultancy Services, Ltd.        1,982,224  104,543,093       0.4%
    Tata Elxsi, Ltd.                         293,108    5,418,576       0.0%
    Tata Global Beverages, Ltd.            3,415,341   15,174,464       0.1%
    Tata Metaliks, Ltd.                      157,479    1,943,358       0.0%
*   Tata Motors, Ltd.                      6,886,955   34,848,904       0.1%
#*  Tata Motors, Ltd. Sponsored ADR          247,865    6,226,369       0.0%
    Tata Power Co., Ltd. (The)             7,686,521   10,078,860       0.1%
    Tata Sponge Iron, Ltd.                    66,921    1,069,595       0.0%
*   Tata Steel, Ltd.(BD3NJK9)                266,613      635,173       0.0%
    Tata Steel, Ltd.(6101156)              4,321,461   38,272,189       0.1%
*   Tata Teleservices Maharashtra, Ltd.    2,509,937      210,041       0.0%
    TCI Express, Ltd.                        138,245    1,092,803       0.0%
    TD Power Systems, Ltd.                    10,538       31,251       0.0%
    Tech Mahindra, Ltd.                    3,141,476   31,366,036       0.1%
*   Techno Electric & Engineering Co.,
      Ltd.                                   259,387    1,332,735       0.0%
    Texmaco Rail & Engineering, Ltd.         714,363      900,528       0.0%
    Thermax, Ltd.                            174,844    2,950,723       0.0%
    Thirumalai Chemicals, Ltd.                76,192    2,493,669       0.0%
    Thomas Cook India, Ltd.                  286,570    1,251,869       0.0%
    Thyrocare Technologies, Ltd.              36,207      361,560       0.0%
    TI Financial Holdings, Ltd.              426,303    4,654,016       0.0%
    Tide Water Oil Co India, Ltd.              5,557      531,122       0.0%
    Time Technoplast, Ltd.                   975,054    2,321,934       0.0%
    Timken India, Ltd.                       169,072    1,736,539       0.0%
    Tinplate Co. of India, Ltd. (The)        309,676    1,064,374       0.0%
    Titagarh Wagons, Ltd.                    608,236    1,058,366       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
INDIA -- (Continued)
    Titan Co., Ltd.                        1,156,652 $16,951,571       0.1%
    Torrent Pharmaceuticals, Ltd.            366,183   7,784,015       0.0%
    Torrent Power, Ltd.                    1,407,350   5,173,454       0.0%
    Tourism Finance Corp. of India, Ltd.     127,572     301,616       0.0%
    Transport Corp. of India, Ltd.           339,476   1,483,572       0.0%
    Trent, Ltd.                              335,830   1,773,468       0.0%
    Trident, Ltd.                          1,185,536   1,213,479       0.0%
    Triveni Engineering & Industries,
      Ltd.                                 1,082,175     655,101       0.0%
    Triveni Turbine, Ltd.                    665,123     991,487       0.0%
    TTK Prestige, Ltd.                        26,661   2,481,120       0.0%
    Tube Investments of India, Ltd.          426,303   1,490,472       0.0%
    TV Today Network, Ltd.                   194,399   1,393,406       0.0%
*   TV18 Broadcast, Ltd.                   4,940,654   4,705,970       0.0%
    TVS Motor Co., Ltd.                    1,470,750  14,666,259       0.1%
    TVS Srichakra, Ltd.                       18,463   1,018,079       0.0%
*   UCO Bank                               3,010,172     882,720       0.0%
    Uflex, Ltd.                              365,692   1,846,410       0.0%
    UFO Moviez India, Ltd.                    89,712     524,264       0.0%
    Ultratech Cement, Ltd.                   196,040  12,010,558       0.1%
    Unichem Laboratories, Ltd.               268,797   1,127,305       0.0%
*   Union Bank of India                    2,196,909   3,116,368       0.0%
*   Uniply Industries, Ltd.                    3,766      25,784       0.0%
*   Unitech, Ltd.                         17,278,015   1,490,299       0.0%
    United Breweries, Ltd.                   477,376   8,532,263       0.0%
*   United Spirits, Ltd.                     332,893  18,061,597       0.1%
    UPL, Ltd.                              3,373,321  36,869,691       0.1%
    V-Guard Industries, Ltd.               1,515,778   5,425,010       0.0%
    V-Mart Retail, Ltd.                       48,195   1,494,259       0.0%
*   V2 Retail, Ltd.                           18,537     121,336       0.0%
    VA Tech Wabag, Ltd.                      286,798   2,174,246       0.0%
*   Vaibhav Global, Ltd.                      21,750     233,371       0.0%
    Vakrangee, Ltd.                        2,783,260   4,152,578       0.0%
    Vardhman Holdings, Ltd.                      119       7,115       0.0%
    Vardhman Textiles, Ltd.                  149,058   2,734,836       0.0%
    Vedanta, Ltd.                         10,135,723  44,997,947       0.2%
    Vedanta, Ltd. ADR                        402,259   7,128,029       0.0%
    Venky's India, Ltd.                       66,172   3,854,693       0.0%
    Vesuvius India, Ltd.                       8,399     167,301       0.0%
    Vijaya Bank                            2,534,454   2,415,587       0.0%
    Vinati Organics, Ltd.                    112,306   1,496,983       0.0%
    Vindhya Telelinks, Ltd.                    6,706     121,701       0.0%
    VIP Industries, Ltd.                     824,171   5,133,685       0.0%
    Visaka Industries, Ltd.                    7,764      91,458       0.0%
    Vivimed Labs, Ltd.                       135,742     149,586       0.0%
    Voltas, Ltd.                             441,791   4,229,021       0.0%
*   VRL Logistics, Ltd.                      338,390   2,143,338       0.0%
    VST Industries, Ltd.                      21,624     988,778       0.0%
    VST Tillers Tractors, Ltd.                 8,227     374,246       0.0%
    WABCO India, Ltd.                         29,226   3,526,539       0.0%
    Welspun Corp., Ltd.                    1,017,359   2,150,578       0.0%
    Welspun Enterprises, Ltd.                514,511   1,156,447       0.0%
    Welspun India, Ltd.                    3,268,192   2,792,605       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                            SHARES       VALUE++     OF NET ASSETS**
                                          ----------- -------------- ---------------
INDIA -- (Continued)
    West Coast Paper Mills, Ltd.              231,022 $      991,477       0.0%
    Whirlpool of India, Ltd.                  137,636      3,260,598       0.0%
    Wipro, Ltd.                             4,727,163     19,613,111       0.1%
*   Wockhardt, Ltd.                           300,554      3,744,693       0.0%
    Wonderla Holidays, Ltd.                    56,292        310,538       0.0%
    Yes Bank, Ltd.                          7,967,015     42,879,985       0.2%
    Zee Entertainment Enterprises, Ltd.     2,285,256     20,186,574       0.1%
    Zee Learn, Ltd.                           380,022        201,045       0.0%
*   Zee Media Corp., Ltd.                     931,997        514,851       0.0%
    Zensar Technologies, Ltd.                 131,371      2,503,724       0.0%
    Zuari Agro Chemicals, Ltd.                 17,382        128,866       0.0%
    Zydus Wellness, Ltd.                       60,369      1,225,190       0.0%
                                                      --------------      ----
TOTAL INDIA                                            3,766,267,265      12.7%
                                                      --------------      ----
INDONESIA -- (2.4%)
    Ace Hardware Indonesia Tbk PT          76,746,300      7,172,410       0.0%
    Acset Indonusa Tbk PT                     124,300         24,820       0.0%
    Adaro Energy Tbk PT                   172,573,200     22,598,657       0.1%
    Adhi Karya Persero Tbk PT              24,511,579      3,278,829       0.0%
    Agung Podomoro Land Tbk PT             83,730,400      1,271,937       0.0%
    AKR Corporindo Tbk PT                   8,754,900      3,065,596       0.0%
    Alam Sutera Realty Tbk PT             142,083,600      3,702,950       0.0%
    Aneka Tambang Tbk PT                  108,025,119      6,492,439       0.0%
    Arwana Citramulia Tbk PT               18,995,100        474,380       0.0%
    Asahimas Flat Glass Tbk PT                476,500        174,873       0.0%
    Astra Agro Lestari Tbk PT               4,730,522      4,336,978       0.0%
    Astra Graphia Tbk PT                    2,554,000        265,971       0.0%
    Astra International Tbk PT             96,796,300     49,542,954       0.2%
*   Asuransi Kresna Mitra Tbk PT              921,100         48,974       0.0%
*   Bakrie and Brothers Tbk PT            107,957,450        387,987       0.0%
*   Bakrie Telecom Tbk PT                  35,294,139        126,843       0.0%
*   Bank Artha Graha Internasional Tbk PT  18,584,000        120,000       0.0%
    Bank Bukopin Tbk                       41,263,900      1,264,722       0.0%
    Bank Central Asia Tbk PT               26,556,000     41,992,509       0.2%
    Bank Danamon Indonesia Tbk PT          11,385,754      5,427,379       0.0%
*   Bank Ina Perdana PT                     2,332,500         90,413       0.0%
    Bank Mandiri Persero Tbk PT            44,763,136     22,674,961       0.1%
    Bank Maybank Indonesia Tbk PT           3,700,300         68,477       0.0%
    Bank Negara Indonesia Persero Tbk PT   34,293,830     19,743,498       0.1%
*   Bank Pan Indonesia Tbk PT              36,938,500      2,505,871       0.0%
    Bank Pembangunan Daerah Jawa Barat
      Dan Banten Tbk PT                    38,001,500      5,623,497       0.0%
    Bank Pembangunan Daerah Jawa Timur
      Tbk PT                               44,627,400      2,287,827       0.0%
*   Bank Permata Tbk PT                    37,726,119      1,503,114       0.0%
    Bank Rakyat Indonesia Agroniaga Tbk
      PT                                      818,600         22,306       0.0%
    Bank Rakyat Indonesia Persero Tbk PT  287,069,600     66,189,188       0.2%
    Bank Tabungan Negara Persero Tbk PT    53,236,435     11,864,140       0.1%
    Bank Tabungan Pensiunan Nasional Tbk
      PT                                    2,351,200        493,135       0.0%
*   Barito Pacific Tbk PT                  59,699,800     10,556,036       0.1%
*   Bayan Resources Tbk PT                    949,000        750,012       0.0%
    Bekasi Fajar Industrial Estate Tbk PT  55,303,100      1,054,324       0.0%
*   Benakat Integra Tbk PT                 23,591,300        121,650       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES      VALUE++   OF NET ASSETS**
                                          ----------- ----------- ---------------
INDONESIA -- (Continued)
    BISI International Tbk PT              12,624,712 $ 1,731,642       0.0%
    Blue Bird Tbk PT                          389,300      79,202       0.0%
    Bukit Asam Tbk PT                      40,830,500   9,439,417       0.1%
*   Bumi Resources Tbk PT                  73,157,800   1,253,042       0.0%
    Bumi Serpong Damai Tbk PT              57,289,000   6,917,890       0.0%
*   Bumi Teknokultura Unggul Tbk PT        22,543,900     219,124       0.0%
    Catur Sentosa Adiprana Tbk PT             864,200      37,403       0.0%
    Charoen Pokphand Indonesia Tbk PT      43,696,260  11,519,520       0.1%
    Ciputra Development Tbk PT            122,650,915   9,648,097       0.1%
*   Citra Marga Nusaphala Persada Tbk PT   13,387,781   1,345,211       0.0%
*   Clipan Finance Indonesia Tbk PT         2,919,000      68,385       0.0%
*   Delta Dunia Makmur Tbk PT              73,408,300   4,549,178       0.0%
    Dharma Satya Nusantara Tbk PT           3,624,400     111,003       0.0%
*   Eagle High Plantations Tbk PT         134,720,600   2,409,518       0.0%
    Elnusa Tbk PT                          58,342,800   1,764,625       0.0%
*   Energi Mega Persada Tbk PT             39,080,601     581,590       0.0%
    Erajaya Swasembada Tbk PT              18,070,900   2,213,659       0.0%
*   Eureka Prima Jakarta Tbk PT             1,344,200       7,403       0.0%
    Fajar Surya Wisesa Tbk PT               1,054,500     429,025       0.0%
    Gajah Tunggal Tbk PT                   22,551,100   1,316,569       0.0%
*   Garuda Indonesia Persero Tbk PT        46,256,353     950,212       0.0%
    Global Mediacom Tbk PT                 95,310,500   3,959,302       0.0%
    Gudang Garam Tbk PT                     3,370,600  16,744,705       0.1%
*   Hanson International Tbk PT           460,489,700   4,646,470       0.0%
*   Harum Energy Tbk PT                    11,095,300   2,029,961       0.0%
    Hexindo Adiperkasa Tbk PT                 615,356     148,181       0.0%
*   Holcim Indonesia Tbk PT                13,118,400     753,560       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT   17,931,600  16,929,735       0.1%
*   Indika Energy Tbk PT                   10,127,700   2,461,533       0.0%
    Indo Tambangraya Megah Tbk PT           4,180,900   7,085,172       0.0%
    Indocement Tunggal Prakarsa Tbk PT      5,619,700   7,111,791       0.0%
*   Indofarma Persero Tbk PT                  155,600      63,621       0.0%
    Indofood CBP Sukses Makmur Tbk PT       9,577,000   5,949,834       0.0%
    Indofood Sukses Makmur Tbk PT          44,288,500  22,142,944       0.1%
    Indomobil Sukses Internasional Tbk PT     318,400      55,858       0.0%
    Indosat Tbk PT                          6,354,700   1,722,344       0.0%
    Industri Jamu Dan Farmasi Sido
      Muncul Tbk PT                         7,357,000     430,796       0.0%
    Inovisi Infracom Tbk PT                 2,876,678         620       0.0%
*   Inti Agri Resources Tbk PT             10,879,700     163,834       0.0%
    Intiland Development Tbk PT            91,019,600   2,014,296       0.0%
    Japfa Comfeed Indonesia Tbk PT         51,169,400   5,541,917       0.0%
    Jasa Marga Persero Tbk PT              14,394,493   4,499,884       0.0%
    Jaya Real Property Tbk PT               1,902,400     112,117       0.0%
    Kalbe Farma Tbk PT                     83,983,700   9,066,414       0.1%
    Kawasan Industri Jababeka Tbk PT      156,386,645   2,760,928       0.0%
    KMI Wire & Cable Tbk PT                27,809,200     873,815       0.0%
*   Krakatau Steel Persero Tbk PT          36,894,037   1,163,451       0.0%
*   Kresna Graha Investama Tbk PT          83,503,700   3,930,738       0.0%
    Link Net Tbk PT                         2,511,700     978,333       0.0%
*   Lippo Cikarang Tbk PT                   5,340,000     884,894       0.0%
    Lippo Karawaci Tbk PT                 172,642,062   5,514,422       0.0%
    Malindo Feedmill Tbk PT                 7,756,000     434,366       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES      VALUE++   OF NET ASSETS**
                                          ----------- ----------- ---------------
INDONESIA -- (Continued)
    Matahari Department Store Tbk PT       16,747,400 $12,400,176       0.1%
*   Matahari Putra Prima Tbk PT            14,134,572     344,988       0.0%
    Mayora Indah Tbk PT                    44,237,525   9,370,977       0.1%
*   Medco Energi Internasional Tbk PT      93,072,300   7,999,012       0.0%
    Media Nusantara Citra Tbk PT           48,939,793   4,630,021       0.0%
*   Mega Manunggal Property Tbk PT          2,062,900      86,942       0.0%
    Metrodata Electronics Tbk PT              228,100      12,472       0.0%
    Metropolitan Kentjana Tbk PT               11,400      18,844       0.0%
*   Minna Padi Investama Tbk PT                64,400       2,419       0.0%
    Mitra Adiperkasa Tbk PT                10,194,700   6,044,256       0.0%
    Mitra Keluarga Karyasehat Tbk PT        8,721,700   1,205,198       0.0%
    Mitra Pinasthika Mustika Tbk PT           269,500      22,280       0.0%
*   MNC Investama Tbk PT                  184,902,900   1,374,538       0.0%
*   MNC Land Tbk PT                            26,900       2,417       0.0%
*   MNC Vision Network PT                   2,172,000     108,763       0.0%
    Modernland Realty Tbk PT               46,248,000   1,178,174       0.0%
    Multipolar Tbk PT                      87,212,500     768,827       0.0%
*   Multistrada Arah Sarana Tbk PT          3,155,000      70,470       0.0%
    Nippon Indosari Corpindo Tbk PT        19,050,389   1,723,343       0.0%
*   Nirvana Development Tbk PT             11,633,200      75,779       0.0%
    Nusantara Infrastructure Tbk PT       119,659,300   1,683,227       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT        3,800,700   2,800,233       0.0%
    Pakuwon Jati Tbk PT                   192,122,400   8,120,964       0.0%
    Pan Brothers Tbk PT                    40,479,500   1,335,453       0.0%
*   Panin Financial Tbk PT                192,511,000   3,252,442       0.0%
*   Panin Insurance Tbk PT                  5,396,500     442,804       0.0%
*   Pelat Timah Nusantara Tbk PT              115,100      39,644       0.0%
    Perusahaan Gas Negara Persero Tbk      52,311,300   7,404,874       0.0%
    Perusahaan Perkebunan London Sumatra
      Indonesia Tbk PT                     43,221,000   3,908,581       0.0%
*   Pool Advista Indonesia Tbk PT           4,977,900   1,682,349       0.0%
    PP Persero Tbk PT                      33,190,790   5,761,054       0.0%
    PP Properti Tbk PT                     27,029,700     309,548       0.0%
    Ramayana Lestari Sentosa Tbk PT        33,861,800   3,455,714       0.0%
    Resource Alam Indonesia Tbk PT          2,034,000      58,212       0.0%
*   Rimo International Lestari Tbk PT      60,981,200     603,501       0.0%
    Salim Ivomas Pratama Tbk PT            35,887,000   1,454,167       0.0%
    Sampoerna Agro PT                       5,442,659     919,749       0.0%
    Sarana Menara Nusantara Tbk PT             70,900      15,942       0.0%
    Sawit Sumbermas Sarana Tbk PT          39,349,800   3,702,421       0.0%
*   Sekawan Intipratama Tbk PT              2,876,400      16,540       0.0%
    Selamat Sempurna Tbk PT                14,378,500   1,497,360       0.0%
    Semen Baturaja Persero Tbk PT          13,569,800   4,085,907       0.0%
    Semen Indonesia Persero Tbk PT         14,656,100  10,122,745       0.1%
*   Sentul City Tbk PT                    274,392,800   3,661,755       0.0%
*   Siloam International Hospitals Tbk PT   1,831,625     922,246       0.0%
    Sinar Mas Multiartha Tbk PT               278,500     196,176       0.0%
*   Sitara Propertindo Tbk PT              18,115,300   1,054,407       0.0%
    Sri Rejeki Isman Tbk PT               153,300,900   3,756,940       0.0%
    Steel Pipe Industry of Indonesia PT     1,402,300      12,355       0.0%
*   Sugih Energy Tbk PT                    58,447,900     210,055       0.0%
    Sumber Alfaria Trijaya Tbk PT             289,300      13,511       0.0%
    Summarecon Agung Tbk PT                70,588,664   4,567,085       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
INDONESIA -- (Continued)
    Surya Citra Media Tbk PT              40,035,300 $  7,328,129       0.0%
    Surya Semesta Internusa Tbk PT        61,571,200    2,354,192       0.0%
    Telekomunikasi Indonesia Persero Tbk
      PT                                  55,290,600   15,087,389       0.1%
#   Telekomunikasi Indonesia Persero Tbk
      PT Sponsored ADR                       903,866   24,630,349       0.1%
    Tempo Scan Pacific Tbk PT                782,200       89,218       0.0%
*   Tiga Pilar Sejahtera Food Tbk         24,700,439      962,982       0.0%
    Timah Tbk PT                          46,010,967    3,367,677       0.0%
    Tiphone Mobile Indonesia Tbk PT       20,448,600    1,210,735       0.0%
    Total Bangun Persada Tbk PT           12,914,800      630,396       0.0%
    Tower Bersama Infrastructure Tbk PT   12,415,700    4,944,831       0.0%
*   Trada Alam Minera Tbk PT              76,884,500    1,788,799       0.0%
    Trias Sentosa Tbk PT                   3,690,500      101,474       0.0%
*   Truba Alam Manunggal Engineering PT   15,388,500        5,530       0.0%
    Tunas Baru Lampung Tbk PT             21,534,600    1,824,449       0.0%
    Tunas Ridean Tbk PT                    8,038,500      780,008       0.0%
    Ultrajaya Milk Industry & Trading
      Co. Tbk PT                          10,386,900    1,108,602       0.0%
    Unilever Indonesia Tbk PT              4,838,500   16,081,516       0.1%
    United Tractors Tbk PT                12,138,346   29,616,150       0.1%
*   Vale Indonesia Tbk PT                 23,788,850    5,348,643       0.0%
*   Visi Media Asia Tbk PT                66,004,300    1,706,828       0.0%
    Waskita Beton Precast Tbk PT          51,685,200    1,492,424       0.0%
    Waskita Karya Persero Tbk PT          48,016,951    7,585,112       0.0%
    Wijaya Karya Beton Tbk PT             26,764,000      913,856       0.0%
    Wijaya Karya Persero Tbk PT           34,039,022    3,859,850       0.0%
*   XL Axiata Tbk PT                      33,083,000    5,014,233       0.0%
                                                     ------------       ---
TOTAL INDONESIA                                       746,428,437       2.5%
                                                     ------------       ---
MALAYSIA -- (3.0%)
#   7-Eleven Malaysia Holdings Bhd
      Class B                              2,122,400      822,070       0.0%
#   Aeon Co. M Bhd                         4,969,900    2,557,040       0.0%
    Aeon Credit Service M Bhd                674,840    2,245,317       0.0%
    Affin Bank Bhd                         4,004,300    2,562,621       0.0%
    Ahmad Zaki Resources Bhd                 150,400       28,366       0.0%
    AirAsia Group Bhd                     16,760,400   16,373,529       0.1%
#*  AirAsia X Bhd                         33,221,900    3,232,300       0.0%
    Ajinomoto Malaysia Bhd                    41,800      233,754       0.0%
    Alliance Bank Malaysia Bhd             7,868,600    8,686,784       0.0%
    Allianz Malaysia Bhd                      16,400       48,318       0.0%
    AMMB Holdings Bhd                     12,002,450   11,854,288       0.1%
    Amway Malaysia Holdings Bhd              109,600      211,457       0.0%
#   Ann Joo Resources Bhd                  2,247,250    1,684,703       0.0%
    APM Automotive Holdings Bhd              189,700      163,027       0.0%
    Astro Malaysia Holdings Bhd            9,485,800    4,593,886       0.0%
    Axiata Group Bhd                      18,097,224   24,282,273       0.1%
    Batu Kawan Bhd                           381,050    1,785,164       0.0%
    Benalec Holdings Bhd                   5,069,600      378,345       0.0%
*   Berjaya Assets BHD                     1,162,700      135,439       0.0%
#*  Berjaya Corp. Bhd                     37,058,563    2,725,786       0.0%
#   Berjaya Food Bhd                         211,900       92,703       0.0%
*   Berjaya Land Bhd                       2,769,200      222,968       0.0%
    Berjaya Sports Toto Bhd                6,309,898    3,373,180       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
MALAYSIA -- (Continued)
*   Bermaz Auto Bhd                        5,658,500 $ 3,194,428       0.0%
    BIMB Holdings Bhd                      4,083,099   4,336,539       0.0%
    Bonia Corp. Bhd                        4,050,400     422,309       0.0%
*   Borneo Aqua Harvest Bhd                   91,600      27,122       0.0%
#*  Borneo Oil Bhd                         9,879,600     224,163       0.0%
    Boustead Holdings Bhd                  4,776,231   3,121,054       0.0%
    Boustead Plantations Bhd               2,563,400     814,833       0.0%
#   British American Tobacco Malaysia Bhd    770,200   4,802,338       0.0%
#*  Bumi Armada Bhd                       27,765,850   5,918,362       0.0%
    Bursa Malaysia Bhd                     6,330,000  11,613,410       0.1%
#   CAB Cakaran Corp. Bhd                  1,734,100     373,008       0.0%
#   Cahya Mata Sarawak Bhd                 5,281,900   5,427,764       0.0%
    Can-One Bhd                              637,500     408,681       0.0%
#   Carlsberg Brewery Malaysia Bhd         1,332,400   6,714,746       0.0%
#   CB Industrial Product Holding Bhd      3,066,720   1,147,103       0.0%
    CCM Duopharma Biotech Bhd                122,064      89,674       0.0%
    Century Logistics Holdings Bhd
      Class B                                174,800      32,607       0.0%
    CIMB Group Holdings Bhd               12,062,511  21,983,374       0.1%
    Coastal Contracts Bhd                  1,927,077     575,985       0.0%
*   Comfort Glove Bhd                        254,100      50,010       0.0%
#   CSC Steel Holdings Bhd                 1,215,100     418,220       0.0%
    Cypark Resources Bhd                   1,665,000   1,044,296       0.0%
#   D&O Green Technologies Bhd             7,410,900   1,181,743       0.0%
#   Dagang NeXchange Bhd                  11,997,500   1,206,783       0.0%
    Daibochi Plastic & Packaging
      Industry Bhd                            90,432      51,139       0.0%
    Datasonic Group Bhd                    6,500,400   1,494,931       0.0%
#*  Dayang Enterprise Holdings Bhd         3,462,212     683,745       0.0%
#*  Destinii Bhd                           3,607,300     401,244       0.0%
    Dialog Group BHD                       9,103,684   7,113,918       0.0%
#   DiGi.Com Bhd                          12,985,320  15,241,694       0.1%
    DKSH Holdings Malaysia Bhd                15,700      14,337       0.0%
#   DRB-Hicom Bhd                         11,489,000   6,290,130       0.0%
    Dutch Lady Milk Industries BHD            77,900   1,340,618       0.0%
#   Eastern & Oriental Bhd                 8,089,821   2,878,189       0.0%
*   Eco World Development Group Bhd        4,908,200   1,433,522       0.0%
#   Econpile Holldings Bhd                 6,799,200   1,771,870       0.0%
#   Ekovest Bhd                           13,106,450   2,721,027       0.0%
    Engtex Group Bhd                         566,500     140,218       0.0%
#   Evergreen Fibreboard Bhd               5,869,550     633,669       0.0%
    Excel Force MSC Bhd                      594,300     149,861       0.0%
#   Felda Global Ventures Holdings Bhd    16,980,300   7,348,759       0.0%
    Fraser & Neave Holdings Bhd              135,200   1,238,531       0.0%
    Frontken Corp. Bhd                       983,100      99,503       0.0%
#   Gabungan AQRS Bhd                      1,647,900     702,933       0.0%
#   Gadang Holdings Bhd                    7,224,100   1,491,228       0.0%
    Gamuda Bhd                             7,673,300  10,019,491       0.1%
#   Gas Malaysia Bhd                         538,600     394,118       0.0%
#   GD Express Carrier Bhd                   730,287      92,644       0.0%
    Genting Bhd                           13,322,500  30,255,291       0.1%
    Genting Malaysia Bhd                  10,826,100  14,095,284       0.1%
#   Genting Plantations Bhd                1,038,800   2,621,820       0.0%
#   George Kent Malaysia BHD               3,783,187   3,775,241       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
MALAYSIA -- (Continued)
#   Globetronics Technology Bhd            2,200,120 $ 2,407,525       0.0%
    Glomac Bhd                             3,883,440     479,794       0.0%
*   Green Packet Bhd                         130,000      10,862       0.0%
    GuocoLand Malaysia Bhd                   910,900     210,705       0.0%
#   Hai-O Enterprise Bhd                   1,791,800   2,260,256       0.0%
#   HAP Seng Consolidated Bhd              6,324,540  15,736,835       0.1%
    Hap Seng Plantations Holdings Bhd      1,441,000     900,440       0.0%
#   Hartalega Holdings Bhd                 8,286,000  12,332,007       0.1%
    Heineken Malaysia Bhd                    860,100   4,471,581       0.0%
#   Hengyuan Refining Co. Bhd              1,350,100   2,579,787       0.0%
#   HeveaBoard Bhd                         5,011,300     989,740       0.0%
*   Hiap Teck Venture Bhd                  8,878,900     848,659       0.0%
#*  Hibiscus Petroleum Bhd                13,300,800   2,540,261       0.0%
    Hock Seng LEE BHD                      1,486,112     579,644       0.0%
    Hong Leong Bank Bhd                    1,818,365   8,766,597       0.0%
    Hong Leong Financial Group Bhd         1,479,898   7,305,936       0.0%
    Hong Leong Industries Bhd                527,700   1,446,395       0.0%
    HSS Engineers Bhd                        551,700     199,715       0.0%
    Hua Yang Bhd                           1,801,644     217,619       0.0%
#   Hume Industries Bhd                      436,836     198,025       0.0%
    Hup Seng Industries Bhd                1,172,100     322,433       0.0%
    I-Bhd                                  1,185,700     144,852       0.0%
    IFCA MSC Bhd                             707,900      51,032       0.0%
    IGB Bhd                                  478,372     358,117       0.0%
#   IHH Healthcare Bhd                     3,765,000   5,816,762       0.0%
    IJM Corp. Bhd                         21,906,826  16,584,458       0.1%
    IJM Plantations Bhd                    1,227,800     738,053       0.0%
    Inari Amertron Bhd                    23,857,032  10,333,485       0.1%
    Inch Kenneth Kajang Rubber P.L.C.        113,000      19,843       0.0%
    Insas Bhd                              5,972,002   1,156,952       0.0%
    IOI Corp. Bhd                         12,318,277  14,965,572       0.1%
    IOI Properties Group Bhd               8,380,019   3,327,802       0.0%
*   Iris Corp. Bhd                        14,852,000     615,494       0.0%
#*  Iskandar Waterfront City Bhd           3,729,400     681,041       0.0%
#*  JAKS Resources Bhd                     2,723,900     984,034       0.0%
    Jaya Tiasa Holdings Bhd                4,145,439     829,781       0.0%
    JCY International Bhd                  6,295,800     487,497       0.0%
#   JHM Consolidation Bhd                    432,400     120,199       0.0%
#   Karex Bhd                              1,589,025     309,228       0.0%
    Kawan Food Bhd                               733         390       0.0%
    Keck Seng Malaysia Bhd                   320,700     326,063       0.0%
    Kenanga Investment Bank Bhd            1,779,386     263,639       0.0%
#   Kerjaya Prospek Group Bhd              1,967,760     766,315       0.0%
    Kesm Industries Bhd                       44,800     178,823       0.0%
    Kian JOO CAN Factory Bhd               1,828,780   1,185,593       0.0%
    Kim Loong Resources Bhd                  828,960     273,749       0.0%
    Kimlun Corp. Bhd                         818,584     441,534       0.0%
#*  KNM Group Bhd                         23,214,181   1,208,214       0.0%
#   Kossan Rubber Industries               3,553,100   6,031,400       0.0%
    KPJ Healthcare Bhd                    17,735,700   4,185,413       0.0%
    Kretam Holdings Bhd                    4,698,400     978,923       0.0%
*   KSL Holdings Bhd                       6,553,511   1,582,368       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Kuala Lumpur Kepong Bhd                1,508,422 $ 9,775,885       0.1%
    Kumpulan Fima Bhd                        909,400     342,424       0.0%
    Kumpulan Perangsang Selangor Bhd       2,613,800     881,322       0.0%
*   Kwantas Corp. Bhd                         23,900       8,789       0.0%
#*  Lafarge Malayan Bhd                    2,441,300   2,616,659       0.0%
    Land & General Bhd                    19,466,720     837,424       0.0%
*   Landmarks BHD                          1,904,692     339,014       0.0%
    LBS Bina Group Bhd                     7,947,400   1,941,803       0.0%
    Lii Hen Indsustries Bhd                  922,000     605,035       0.0%
#   Lingkaran Trans Kota Holdings Bhd      1,025,900   1,422,232       0.0%
#*  Lion Industries Corp. Bhd              3,716,400     886,094       0.0%
    LPI Capital Bhd                          423,440   1,771,777       0.0%
    Magni-Tech Industries Bhd                711,600     813,637       0.0%
    Magnum Bhd                             3,951,900   1,800,122       0.0%
    Mah Sing Group Bhd                    11,437,751   2,963,446       0.0%
#   Malakoff Corp. Bhd                    10,813,800   2,480,601       0.0%
    Malayan Banking Bhd                   17,756,936  48,680,041       0.2%
#   Malayan Flour Mills Bhd                2,413,400     940,835       0.0%
*   Malayan United Industries Bhd          3,398,100     145,710       0.0%
    Malaysia Airports Holdings Bhd         4,233,345   9,698,532       0.1%
    Malaysia Building Society Bhd         16,417,875   4,792,166       0.0%
#   Malaysia Marine and Heavy
      Engineering Holdings Bhd             2,926,800     588,255       0.0%
#*  Malaysian Bulk Carriers Bhd            4,295,323     708,233       0.0%
    Malaysian Pacific Industries Bhd       1,100,825   2,175,544       0.0%
#   Malaysian Resources Corp. Bhd         22,462,200   5,835,334       0.0%
#   Malton Bhd                             4,585,100     939,306       0.0%
#   Matrix Concepts Holdings Bhd           4,016,437   2,060,810       0.0%
    Maxis Bhd                              5,992,515   8,874,912       0.0%
#   MBM Resources Bhd                      1,220,910     743,487       0.0%
    Media Chinese International, Ltd.        905,600      70,246       0.0%
#   Media Prima Bhd                        7,673,420     618,247       0.0%
#   Mega First Corp. Bhd                   1,338,600   1,123,471       0.0%
    MISC Bhd                               5,847,860  10,618,547       0.1%
    Mitrajaya Holdings Bhd                 5,994,430     903,818       0.0%
*   MK Land Holdings Bhd                   3,566,800     144,784       0.0%
#   MKH Bhd                                3,015,375   1,055,537       0.0%
    MMC Corp. Bhd                          6,572,600   2,394,246       0.0%
*   MNRB Holdings Bhd                      1,451,650     902,360       0.0%
*   MPHB Capital Bhd                         938,800     300,982       0.0%
    Muda Holdings Bhd                         95,300      52,613       0.0%
#*  Mudajaya Group Bhd                     3,292,433     552,265       0.0%
#   Muhibbah Engineering M Bhd             4,123,200   3,096,835       0.0%
*   Mulpha International Bhd               1,885,140     979,043       0.0%
#   My EG Services Bhd                    20,208,000  13,399,709       0.1%
    Mynews Holdings Bhd                      111,700      42,717       0.0%
*   Naim Holdings Bhd                      1,761,900     426,290       0.0%
    Nestle Malaysia Bhd                       47,100   1,654,511       0.0%
    NTPM Holdings Bhd                      1,527,800     211,310       0.0%
    OCK Group Bhd                          2,278,500     463,781       0.0%
    Oriental Holdings Bhd                    717,840   1,146,108       0.0%
    OSK Holdings Bhd                       8,201,067   2,079,936       0.0%
#   Padini Holdings Bhd                    5,551,000   5,998,641       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Panasonic Manufacturing Malaysia BHD      85,300 $   758,882       0.0%
    Pantech Group Holdings Bhd             1,711,000     255,447       0.0%
    Paramount Corp. Bhd                    1,205,425     576,798       0.0%
#*  Parkson Holdings Bhd                   5,091,135     515,136       0.0%
#*  Pentamaster Corp., Bhd                 2,288,560   1,098,423       0.0%
*   Perdana Petroleum Bhd                  1,183,940      69,859       0.0%
#*  PESTECH International Bhd              1,252,600     501,341       0.0%
#   Petron Malaysia Refining & Marketing
      Bhd                                    739,400   1,453,070       0.0%
#   Petronas Chemicals Group Bhd           9,200,900  19,767,112       0.1%
    Petronas Dagangan BHD                  1,079,700   7,411,559       0.0%
    Petronas Gas Bhd                       2,180,808   9,867,203       0.1%
    Pharmaniaga Bhd                          541,580     576,782       0.0%
    Pie Industrial BHD                     1,073,800     377,520       0.0%
#   POS Malaysia BHD                       2,904,000   2,718,943       0.0%
    Power Root Bhd                           206,500      73,252       0.0%
    PPB Group Bhd                          2,191,200  10,721,835       0.1%
#   Press Metal Aluminium Holdings Bhd    10,269,380  12,529,149       0.1%
    Prestariang Bhd                          650,700     238,357       0.0%
#   Protasco Bhd                           3,533,016     703,265       0.0%
    Public Bank Bhd                       11,077,811  67,031,488       0.2%
#*  Puncak Niaga Holdings Bhd              1,506,260     177,837       0.0%
#   QL Resources Bhd                       5,172,287   6,765,490       0.0%
    RGB International Bhd                  5,050,600     305,922       0.0%
    RHB Bank Bhd                           5,243,919   7,051,032       0.0%
*   Rimbunan Sawit Bhd                     1,063,700      84,866       0.0%
*   Salcon Bhd                             5,464,055     553,438       0.0%
    Salutica Bhd                             195,800      26,427       0.0%
    Sam Engineering & Equipment M Bhd         54,600      95,562       0.0%
#   Sapura Energy Bhd                     41,444,288   6,672,134       0.0%
#   Sarawak Oil Palms Bhd                    943,791     863,952       0.0%
    Scicom MSC Bhd                           252,900     132,563       0.0%
#   Scientex Bhd                           2,210,528   4,283,168       0.0%
*   Scomi Group Bhd                        2,695,550      75,513       0.0%
#   SEG International Bhd                    533,828      88,896       0.0%
    Selangor Dredging Bhd                    366,400      70,898       0.0%
#   Selangor Properties Bhd                   78,800      84,189       0.0%
    Serba Dinamik Holdings Bhd               570,200     481,612       0.0%
    Shangri-La Hotels Malaysia Bhd           382,300     571,373       0.0%
    SHL Consolidated Bhd                     171,700     110,345       0.0%
    Sime Darby Bhd                         8,225,787   5,570,710       0.0%
    Sime Darby Plantation Bhd              7,751,187  10,987,813       0.1%
    Sime Darby Property Bhd                7,751,187   2,936,843       0.0%
*   Sino Hua-An International Bhd          5,497,300     500,654       0.0%
    SKP Resources Bhd                      8,804,200   3,315,141       0.0%
    SP Setia Bhd Group                     4,472,588   3,621,457       0.0%
#   Star Media Group Bhd                   1,838,200     512,932       0.0%
*   Sumatec Resources Bhd                  4,417,200      73,406       0.0%
#   Sunway Bhd                            15,759,697   6,044,799       0.0%
    Sunway Construction Group Bhd          3,408,519   1,947,296       0.0%
#   Supermax Corp. Bhd                     5,152,950   3,759,895       0.0%
    Suria Capital Holdings Bhd               279,650     118,469       0.0%
#   Syarikat Takaful Malaysia Bhd          3,151,000   2,782,088       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
MALAYSIA -- (Continued)
    Symphony Life Bhd                        321,132 $     58,019       0.0%
    Ta Ann Holdings Bhd                    2,259,923    1,802,654       0.0%
    TA Enterprise Bhd                     12,389,200    1,745,944       0.0%
#   TA Global Bhd                          9,633,540      685,633       0.0%
    Taliworks Corp. Bhd                      744,000      155,039       0.0%
#   Tambun Indah Land Bhd                  2,204,100      411,671       0.0%
    TAN Chong Motor Holdings Bhd           1,283,900      549,183       0.0%
    Tasek Corp. Bhd                           38,700       80,631       0.0%
#   TDM Bhd                                9,957,530      857,249       0.0%
    Telekom Malaysia Bhd                   4,462,402    6,002,349       0.0%
    Tenaga Nasional Bhd                    9,934,181   40,001,712       0.2%
    TH Plantations Bhd                     1,213,540      223,763       0.0%
#   Thong Guan Industries Bhd                333,000      207,913       0.0%
#   Time dotCom Bhd                        1,620,760    3,313,496       0.0%
    Tiong NAM Logistics Holdings           1,964,484      544,094       0.0%
#   Top Glove Corp. Bhd                    7,344,360   17,729,646       0.1%
#   Tropicana Corp. Bhd                    5,393,290    1,207,165       0.0%
    TSH Resources Bhd                      3,091,050    1,013,268       0.0%
    Tune Protect Group Bhd                 5,058,800      922,869       0.0%
    Uchi Technologies Bhd                  2,260,040    1,557,695       0.0%
    UEM Edgenta Bhd                        2,685,700    1,644,953       0.0%
*   UEM Sunrise Bhd                       18,389,145    4,307,236       0.0%
*   UMW Holdings Bhd                       4,204,106    6,527,106       0.0%
#*  UMW Oil & Gas Corp. Bhd               31,353,692    2,133,234       0.0%
#   Unisem M Bhd                           7,216,320    3,298,499       0.0%
#   United Malacca Bhd                       206,050      320,529       0.0%
    United Plantations Bhd                   163,700    1,110,919       0.0%
    United U-Li Corp. Bhd                    562,200      227,830       0.0%
    UOA Development Bhd                    4,665,200    2,882,242       0.0%
#   ViTrox Corp. Bhd                         673,000      882,629       0.0%
#*  Vivocom International Holdings Bhd     7,751,300      127,593       0.0%
#   VS Industry Bhd                       11,473,040    6,531,030       0.0%
*   Wah Seong Corp. Bhd                    2,789,039    1,002,461       0.0%
*   WCE Holdings Bhd                       1,397,100      345,585       0.0%
#*  WCT Holdings Bhd                      10,102,547    3,152,056       0.0%
    Wellcall Holdings Bhd                  3,231,850    1,087,686       0.0%
    Westports Holdings Bhd                 6,551,800    5,535,405       0.0%
#   WTK Holdings Bhd                       2,932,850      500,002       0.0%
#   Yinson Holdings BHD                    2,539,500    2,553,018       0.0%
*   YNH Property Bhd                       3,960,994    1,383,026       0.0%
#*  Yong Tai BHD                              45,100       16,671       0.0%
    YTL Corp. Bhd                         38,793,612   14,258,291       0.1%
*   YTL Land & Development Bhd               974,000      115,466       0.0%
#   YTL Power International Bhd           10,937,059    2,553,978       0.0%
    Zhulian Corp. Bhd                        598,966      225,719       0.0%
                                                     ------------       ---
TOTAL MALAYSIA                                        931,278,991       3.1%
                                                     ------------       ---
MEXICO -- (3.0%)
#   Alfa S.A.B. de C.V. Class A           26,412,489   33,838,175       0.1%
    Alpek S.A.B. de C.V.                   5,316,226    7,595,400       0.0%
#   Alsea S.A.B. de C.V.                   5,546,074   20,589,396       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
MEXICO -- (Continued)
    America Movil S.A.B. de C.V. Series L 44,213,419 $40,898,840       0.1%
#   America Movil S.A.B. de C.V. Series
      L ADR                                3,833,735  70,885,760       0.3%
    Arca Continental S.A.B. de C.V.        2,395,700  16,509,303       0.1%
#*  Axtel S.A.B. de C.V.                  10,127,697   2,296,082       0.0%
    Banco Santander Mexico SA
      Institucion de Banca Multiple
      Grupo Financiero Santand ADR           669,690   4,908,828       0.0%
#   Banco Santander Mexico SA
      Institucion de Banca Multiple
      Grupo Financiero Santand Class B     4,434,633   6,561,115       0.0%
*   Bio Pappel S.A.B. de C.V.                222,356     214,722       0.0%
    Bolsa Mexicana de Valores S.A.B. de
      C.V.                                 4,173,235   8,059,932       0.0%
*   Cemex S.A.B. de C.V.                  12,584,067   7,852,404       0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR     5,349,575  33,220,862       0.1%
    Coca-Cola Femsa S.A.B. de C.V.
      Series L                               255,761   1,658,845       0.0%
#   Coca-Cola Femsa S.A.B. de C.V.
      Sponsored ADR                          128,064   8,406,121       0.0%
#   Consorcio ARA S.A.B. de C.V. Series * 10,783,372   4,064,943       0.0%
#*  Controladora Vuela Cia de Aviacion
      S.A.B. de C.V. ADR                     339,768   2,120,152       0.0%
#*  Controladora Vuela Cia de Aviacion
      S.A.B. de C.V. Class A                 796,064     498,017       0.0%
*   Corp Interamericana de
      Entretenimiento S.A.B. de C.V.
      Class B                                222,600     218,469       0.0%
    Corp. Actinver S.A.B. de C.V.             61,598      45,123       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de
      C.V.                                 4,851,729   6,965,489       0.0%
#   Corp. Moctezuma S.A.B. de C.V.
      Series *                               392,200   1,593,793       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER   1,558,929   2,270,619       0.0%
    Cydsa S.A.B. de C.V.                       6,129      10,323       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.      348,740       3,319       0.0%
    Dine S.A.B. de C.V.                        7,300       3,960       0.0%
#   El Puerto de Liverpool S.A.B. de C.V.    591,453   3,926,881       0.0%
#*  Elementia S.A.B. de C.V.                  60,292      53,838       0.0%
#*  Empresas ICA S.A.B. de C.V.            4,691,828      35,189       0.0%
*   Financiera Independencia S.A.B. de
      C.V. SOFOM ENR                         246,788      38,268       0.0%
    Fomento Economico Mexicano S.A.B. de
      C.V.                                   232,898   2,253,384       0.0%
    Fomento Economico Mexicano S.A.B. de
      C.V. Sponsored ADR                     538,563  52,057,500       0.2%
#*  Genomma Lab Internacional S.A.B. de
      C.V. Class B                         8,039,900   7,793,979       0.0%
#   Gentera S.A.B. de C.V.                 7,808,256   6,212,519       0.0%
#   Gruma S.A.B. de C.V. Class B           1,901,496  23,250,612       0.1%
*   Grupo Aeromexico S.A.B. de C.V.          834,599   1,163,848       0.0%
    Grupo Aeroportuario del Centro Norte
      S.A.B. de C.V.                       2,890,194  15,245,261       0.1%
    Grupo Aeroportuario del Centro Norte
      S.A.B. de C.V. ADR                         100       4,213       0.0%
    Grupo Aeroportuario del Pacifico
      S.A.B. de C.V. ADR                     168,898  17,594,105       0.1%
#   Grupo Aeroportuario del Pacifico
      S.A.B. de C.V. Class B               1,055,702  10,966,808       0.0%
#   Grupo Aeroportuario del Sureste
      S.A.B. de C.V. ADR                      50,793   9,132,581       0.0%
    Grupo Aeroportuario del Sureste
      S.A.B. de C.V. Class B                 820,276  14,715,542       0.1%
#   Grupo Bimbo S.A.B. de C.V. Series A    8,746,714  20,321,019       0.1%
#   Grupo Carso S.A.B. de C.V. Series A1   2,756,439   9,981,047       0.0%
    Grupo Cementos de Chihuahua S.A.B.
      de C.V.                                288,082   1,679,010       0.0%
#   Grupo Comercial Chedraui S.A. de C.V.  2,877,565   6,054,533       0.0%
#   Grupo Elektra S.A.B. de C.V.             295,881   8,090,430       0.0%
*   Grupo Famsa S.A.B. de C.V. Class A     2,953,526   1,934,584       0.0%
#   Grupo Financiero Banorte S.A.B. de
      C.V.                                 6,614,373  41,365,362       0.2%
#   Grupo Financiero Inbursa S.A.B. de
      C.V.                                 8,901,008  14,815,936       0.1%
#   Grupo Financiero Interacciones SA de
      C.V. Class O                           838,813   4,104,351       0.0%
#*  Grupo GICSA S.A. de C.V.                 446,254     234,317       0.0%
*   Grupo Gigante S.A.B. de C.V. Series *     41,000      84,512       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
MEXICO -- (Continued)
    Grupo Herdez S.A.B. de C.V. Series *   2,030,788 $  4,865,756       0.0%
*   Grupo Hotelero Santa Fe S.A.B. de
      C.V.                                   144,916       83,221       0.0%
    Grupo Industrial Saltillo S.A.B. de
      C.V.                                   180,147      273,177       0.0%
#   Grupo KUO S.A.B. de C.V. Series B        271,325      609,326       0.0%
#   Grupo Lala S.A.B. de C.V.              2,887,413    3,686,838       0.0%
    Grupo Mexico S.A.B. de C.V. Series B  23,616,486   78,191,044       0.3%
*   Grupo Pochteca S.A.B. de C.V.            387,811      191,811       0.0%
#   Grupo Rotoplas S.A.B. de C.V.            245,460      374,581       0.0%
    Grupo Sanborns S.A.B. de C.V.            611,992      632,868       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B    1,560,199    5,075,513       0.0%
*   Grupo Simec S.A.B. de C.V. Sponsored
      ADR                                      8,806       85,098       0.0%
#*  Grupo Sports World S.A.B. de C.V.        218,149      212,293       0.0%
    Grupo Televisa S.A.B. Series CPO       3,799,096   13,628,525       0.1%
    Grupo Televisa S.A.B. Sponsored ADR    2,089,878   37,450,614       0.1%
#*  Hoteles City Express S.A.B. de C.V.    2,127,590    3,014,703       0.0%
*   Impulsora del Desarrollo y El Empleo
      en America Latina S.A.B. de C.V.     2,275,386    4,050,230       0.0%
    Industrias Bachoco S.A.B. de C.V.
      Series B                             1,275,758    6,544,535       0.0%
    Industrias Bachoco S.A.B. de C.V.
      Sponsored ADR                           52,638    3,251,976       0.0%
#*  Industrias CH S.A.B. de C.V. Series B  2,223,119   11,077,527       0.0%
    Industrias Penoles S.A.B. de C.V.      1,066,202   22,404,321       0.1%
    Infraestructura Energetica Nova
      S.A.B. de C.V.                       3,251,186   14,326,250       0.1%
#   Kimberly-Clark de Mexico S.A.B. de
      C.V. Class A                        10,271,001   18,612,089       0.1%
*   La Comer S.A.B. de C.V.                4,650,676    4,826,723       0.0%
#*  Maxcom Telecomunicaciones S.A.B. de
      C.V.                                   114,017       43,590       0.0%
    Megacable Holdings S.A.B. de C.V.      2,285,331   10,500,373       0.0%
    Mexichem S.A.B. de C.V. Series *       9,013,900   28,171,374       0.1%
#*  Minera Frisco S.A.B. de C.V.           2,336,507    1,279,316       0.0%
#   Nemak S.A.B. de C.V.                   1,809,463    1,358,400       0.0%
#   OHL Mexico S.A.B. de C.V.                 11,502       17,097       0.0%
#   Organizacion Cultiba S.A.B. de C.V.      179,151      139,857       0.0%
#*  Organizacion Soriana S.A.B. de C.V.
      Class B                              3,368,277    6,224,326       0.0%
    Promotora y Operadora de
      Infraestructura S.A.B. de
      C.V.(2393388)                        1,393,004   14,277,843       0.1%
    Promotora y Operadora de
      Infraestructura S.A.B. de
      C.V.(BP85573)                           14,954      103,699       0.0%
    Qualitas Controladora S.A.B. de C.V.     928,385    2,596,215       0.0%
    Rassini S.A.B. de C.V.                   330,158    1,388,453       0.0%
    Rassini S.A.B. De C.V. Class A           212,106      442,425       0.0%
#   Regional S.A.B. de C.V.                2,880,108   18,332,111       0.1%
#*  Telesites S.A.B. de C.V.               5,729,487    4,445,227       0.0%
    TV Azteca S.A.B. de C.V.               9,863,846    1,540,068       0.0%
#   Unifin Financiera S.A.B. de C.V.
      SOFOM ENR                              628,946    2,253,196       0.0%
    Vitro S.A.B. de C.V. Series A            355,764    1,136,608       0.0%
#   Wal-Mart de Mexico S.A.B. de C.V.     18,521,329   51,497,515       0.2%
                                                     ------------       ---
TOTAL MEXICO                                          933,616,333       3.1%
                                                     ------------       ---
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR                35,816      458,443       0.0%
#   Cia de Minas Buenaventura SAA ADR        156,351    2,493,798       0.0%
    Credicorp, Ltd.                          155,861   36,236,124       0.1%
*   Fossal SAA ADR                             3,794        1,703       0.0%
*   Grana y Montero SAA Sponsored ADR        205,912      685,687       0.0%
                                                     ------------       ---
TOTAL PERU                                             39,875,755       0.1%
                                                     ------------       ---

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES      VALUE++   OF NET ASSETS**
                                          ----------- ----------- ---------------
PHILIPPINES -- (1.1%)
    A Soriano Corp.                           818,000 $   103,203       0.0%
    Aboitiz Equity Ventures, Inc.           5,490,080   7,376,258       0.0%
    Aboitiz Power Corp.                     5,700,300   4,178,238       0.0%
    ACR Mining Corp.                           11,905         772       0.0%
*   Alliance Global Group, Inc.            26,448,394   6,661,616       0.0%
    Alsons Consolidated Resources, Inc.     3,329,000      81,431       0.0%
*   Apex Mining Co., Inc.                  11,729,000     384,184       0.0%
*   Atlas Consolidated Mining &
      Development Corp.                     2,979,300     247,579       0.0%
    Ayala Corp.                             1,010,460  18,795,575       0.1%
    Ayala Land, Inc.                       23,565,820  18,517,813       0.1%
    Bank of the Philippine Islands          2,900,206   5,870,122       0.0%
    BDO Unibank, Inc.                       5,742,093  14,564,485       0.1%
    Belle Corp.                            28,932,700   1,874,651       0.0%
    Bloomberry Resorts Corp.               34,615,300   8,199,658       0.1%
    Cebu Air, Inc.                          2,576,020   4,405,890       0.0%
    Cebu Holdings, Inc.                     2,065,000     245,264       0.0%
*   CEMEX Holdings Philippines, Inc.          180,600      12,485       0.0%
    Century Pacific Food, Inc.              4,961,550   1,583,331       0.0%
    Century Properties Group, Inc.          1,153,062      10,146       0.0%
    China Banking Corp.                     1,511,190   1,014,861       0.0%
    Cirtek Holdings Philippines Corp.         649,740     648,613       0.0%
    COL Financial Group, Inc.                 133,700      41,854       0.0%
    Cosco Capital, Inc.                    10,243,800   1,323,910       0.0%
    D&L Industries, Inc.                   23,389,800   4,895,208       0.0%
    DMCI Holdings, Inc.                    34,935,000   7,425,780       0.0%
*   DoubleDragon Properties Corp.           1,823,490   1,098,600       0.0%
    East West Banking Corp.                 5,114,950   1,717,157       0.0%
*   EEI Corp.                               4,249,500   1,001,281       0.0%
    Emperador, Inc.                         2,954,300     410,701       0.0%
*   Empire East Land Holdings, Inc.        22,778,000     289,146       0.0%
    Energy Development Corp.               15,777,434   1,645,038       0.0%
    Filinvest Development Corp.                89,300      12,689       0.0%
    Filinvest Land, Inc.                  146,785,687   4,711,248       0.0%
    First Gen Corp.                        12,560,700   3,777,686       0.0%
    First Philippine Holdings Corp.         2,556,880   3,207,416       0.0%
*   Global Ferronickel Holdings, Inc.       6,942,176     315,595       0.0%
*   Global-Estate Resorts, Inc.               647,000      15,855       0.0%
    Globe Telecom, Inc.                       197,650   5,884,509       0.0%
    GT Capital Holdings, Inc.                 280,780   5,690,836       0.0%
    Integrated Micro-Electronics, Inc.      5,459,440   1,618,995       0.0%
    International Container Terminal
      Services, Inc.                        4,343,312   7,084,087       0.0%
    JG Summit Holdings, Inc.                6,652,740   8,195,150       0.1%
    Jollibee Foods Corp.                    2,440,877  13,414,048       0.1%
    Leisure & Resorts World Corp.           1,361,320     120,614       0.0%
*   Lepanto Consolidated Mining Co.        30,246,517      86,004       0.0%
    Lopez Holdings Corp.                   18,676,800   1,554,574       0.0%
    LT Group, Inc.                         11,851,500   4,621,585       0.0%
    Macroasia Corp.                         1,425,100     707,684       0.0%
    Manila Electric Co.                     1,255,300   7,792,796       0.0%
    Manila Water Co., Inc.                 10,551,800   5,660,820       0.0%
    Max's Group, Inc.                       1,132,000     316,675       0.0%
    Megawide Construction Corp.             8,893,570   4,110,276       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
PHILIPPINES -- (Continued)
    Megaworld Corp.                       93,207,600 $  8,088,212       0.0%
*   Melco Resorts And Entertainment
      Philippines Corp.                   18,304,400    2,419,978       0.0%
    Metro Pacific Investments Corp.       83,691,500    8,231,285       0.1%
    Metro Retail Stores Group, Inc.          154,000        9,342       0.0%
    Metropolitan Bank & Trust Co.          3,794,769    6,215,312       0.0%
    Nickel Asia Corp.                      8,851,700      887,731       0.0%
    Pepsi-Cola Products Philippines, Inc. 11,223,791      569,086       0.0%
    Petron Corp.                          20,995,400    3,765,281       0.0%
    Philex Mining Corp.                    2,206,050      241,207       0.0%
*   Philippine National Bank               2,180,163    2,205,807       0.0%
    Philippine Stock Exchange, Inc. (The)     84,552      359,241       0.0%
*   Philweb Corp.                          4,037,840      465,814       0.0%
    Phinma Energy Corp.                   14,418,000      411,390       0.0%
    Phoenix Petroleum Philippines, Inc.    2,533,570      578,580       0.0%
    Pilipinas Shell Petroleum Corp.          250,740      253,290       0.0%
    PLDT, Inc.                               270,235    7,562,851       0.0%
#   PLDT, Inc. Sponsored ADR                 223,677    6,148,881       0.0%
    Premium Leisure Corp.                 34,418,000      677,967       0.0%
*   Primex Corp.                             105,400        8,358       0.0%
    Puregold Price Club, Inc.              5,299,880    4,846,274       0.0%
*   PXP Energy Corp.                       2,228,600      598,466       0.0%
    RFM Corp.                              6,096,300      570,779       0.0%
    Rizal Commercial Banking Corp.         2,111,465    1,586,381       0.0%
    Robinsons Land Corp.                  20,667,118    7,127,614       0.0%
    Robinsons Retail Holdings, Inc.        1,843,280    3,238,022       0.0%
    San Miguel Corp.                       3,426,680    9,234,589       0.1%
    San Miguel Food and Beverage, Inc.       307,010      385,041       0.0%
    Security Bank Corp.                    1,871,688    7,536,967       0.0%
    Semirara Mining & Power Corp.          8,464,300    5,041,638       0.0%
    SM Investments Corp.                     540,530    9,774,411       0.1%
    SM Prime Holdings, Inc.               22,790,790   15,019,301       0.1%
*   SSI Group, Inc.                        2,131,000       99,049       0.0%
    STI Education Systems Holdings, Inc.  18,553,000      469,480       0.0%
*   Top Frontier Investment Holdings,
      Inc.                                   153,057      779,615       0.0%
    Travellers International Hotel
      Group, Inc.                          2,905,600      279,144       0.0%
    Union Bank Of Philippines              1,482,222    2,612,262       0.0%
    Universal Robina Corp.                 3,625,410    9,839,098       0.1%
    Vista Land & Lifescapes, Inc.         51,434,900    6,449,314       0.0%
    Xurpas, Inc.                           2,943,500      183,368       0.0%
                                                     ------------       ---
TOTAL PHILIPPINES                                     328,294,418       1.1%
                                                     ------------       ---
POLAND -- (1.4%)
*   AB SA                                      2,455       17,834       0.0%
*   Agora SA                                 187,915      831,788       0.0%
*   Alior Bank SA                            693,401   13,950,030       0.1%
    Alumetal SA                                2,852       43,636       0.0%
    Amica SA                                  31,923    1,088,178       0.0%
*   AmRest Holdings SE                        19,033    2,493,595       0.0%
    Apator SA                                 37,049      264,199       0.0%
    Asseco Poland SA                         740,953    9,251,384       0.0%
    Bank Handlowy w Warszawie SA             170,830    4,031,901       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
POLAND -- (Continued)
*   Bank Millennium SA                    3,701,956 $ 9,000,971       0.0%
    Bank Pekao SA                           280,084   9,295,119       0.0%
    Bank Zachodni WBK SA                    122,039  12,874,820       0.1%
#*  Bioton SA                               313,879     468,489       0.0%
*   Boryszew SA                           1,835,982   4,619,565       0.0%
    Budimex SA                              102,300   5,461,197       0.0%
    CCC SA                                  184,557  13,557,442       0.1%
#   CD Projekt SA                           648,593  22,888,574       0.1%
*   CI Games SA                             112,440      28,431       0.0%
*   Ciech SA                                396,496   6,408,365       0.0%
    ComArch SA                               11,923     492,156       0.0%
    Cyfrowy Polsat SA                     1,339,463   9,769,214       0.1%
    Dom Development SA                       12,160     310,864       0.0%
    Elektrobudowa SA                          2,716      74,020       0.0%
    Enea SA                               2,171,402   6,432,202       0.0%
#   Energa SA                             1,147,328   3,352,495       0.0%
#   Eurocash SA                             708,299   4,927,060       0.0%
#   Fabryki Mebli Forte SA                   98,797   1,405,707       0.0%
*   Famur SA                                341,102     580,001       0.0%
    Firma Oponiarska Debica SA               10,995     420,476       0.0%
*   Getin Holding SA                      2,424,449     654,383       0.0%
*   Getin Noble Bank SA                   4,755,441   1,565,943       0.0%
    Globe Trade Centre SA                   268,688     706,092       0.0%
    Grupa Azoty SA                          224,074   3,410,239       0.0%
    Grupa Azoty Zaklady Chemiczne Police
      SA                                     17,834      99,721       0.0%
    Grupa Kety SA                            60,893   6,205,849       0.0%
    Grupa Lotos SA                        1,308,037  20,491,874       0.1%
*   Impexmetal SA                         1,188,985   1,451,930       0.0%
#   ING Bank Slaski SA                      121,417   6,799,012       0.0%
    Inter Cars SA                            25,466   1,744,091       0.0%
*   Jastrzebska Spolka Weglowa SA           480,933  11,277,316       0.1%
    Kernel Holding SA                       493,295   6,685,101       0.0%
    KGHM Polska Miedz SA                  1,067,078  28,284,967       0.1%
#   KRUK SA                                 128,191   8,366,469       0.0%
    LC Corp. SA                             857,384     671,750       0.0%
    Lentex SA                                34,442      74,003       0.0%
    LPP SA                                    5,328  13,856,180       0.1%
#   Lubelski Wegiel Bogdanka SA              79,657   1,247,495       0.0%
*   mBank SA                                 76,577   9,323,813       0.0%
#   Netia SA                              1,878,054   2,769,097       0.0%
    Neuca SA                                 21,862   1,924,639       0.0%
    Newag SA                                    511       2,613       0.0%
*   Orange Polska SA                      4,304,168   6,443,691       0.0%
    Orbis SA                                 72,361   1,974,765       0.0%
#   Pfleiderer Group SA                      87,799     929,740       0.0%
#*  PGE Polska Grupa Energetyczna SA      6,193,372  18,412,533       0.1%
*   PKP Cargo SA                             75,456     880,780       0.0%
#*  Polnord SA                              294,652     684,462       0.0%
    Polski Koncern Naftowy Orlen S.A.     2,073,148  52,802,836       0.2%
    Polskie Gornictwo Naftowe i
      Gazownictwo SA                      5,488,247   9,632,624       0.1%
*   Powszechna Kasa Oszczednosci Bank
      Polski SA                           2,204,539  26,172,614       0.1%
    Powszechny Zaklad Ubezpieczen SA      2,083,028  25,323,380       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
POLAND -- (Continued)
*   Rafako SA                                591,437 $    690,051       0.0%
    Stalexport Autostrady SA                 511,200      569,699       0.0%
    Stalprodukt SA                             8,975    1,168,008       0.0%
*   Tauron Polska Energia SA              10,756,035    7,178,128       0.0%
#   Trakcja SA                               458,822      838,739       0.0%
*   Vistula Group SA                         888,559    1,164,467       0.0%
    Warsaw Stock Exchange                    224,060    2,513,813       0.0%
    Wawel SA                                     590      174,241       0.0%
    Zespol Elektrowni Patnow Adamow
      Konin SA                                49,544      162,198       0.0%
                                                     ------------       ---
TOTAL POLAND                                          429,669,059       1.5%
                                                     ------------       ---
RUSSIA -- (1.2%)
    Etalon Group P.L.C. GDR(B5TWX80)         281,135      801,235       0.0%
    Etalon Group P.L.C. GDR(B5TWX80)         650,174    1,858,058       0.0%
    Gazprom PJSC Sponsored ADR             6,583,688   30,380,362       0.1%
    Globaltrans Investment P.L.C. GDR        293,444    3,087,031       0.0%
    Globaltrans Investment P.L.C.
      Sponsored GDR                          193,097    2,026,416       0.0%
*   Lenta, Ltd.(BJ621Y3)                     777,549    4,377,601       0.0%
*   Lenta, Ltd.(BJ621Y903)                   143,301      805,044       0.0%
    Lukoil PJSC Sponsored ADR(BYZF386)        85,675    5,645,126       0.0%
    Lukoil PJSC Sponsored ADR(BYZDW2900)     598,466   39,891,177       0.1%
    Magnitogorsk Iron & Steel Works PJSC
      Sponsored GDR                          661,658    6,584,722       0.0%
*   Mail.Ru Group, Ltd. GDR                   83,777    2,655,282       0.0%
*   Mechel PJSC Sponsored ADR                356,651    1,308,907       0.0%
    MegaFon PJSC GDR(58517T209)              135,453    1,199,436       0.0%
    MegaFon PJSC GDR(B8PQQ7905)              377,606    3,343,895       0.0%
    MMC Norilsk Nickel PJSC ADR(BYSW6M9)     111,699    1,903,351       0.0%
    MMC Norilsk Nickel PJSC
      ADR(BYSW6D901)                       1,034,973   17,786,804       0.1%
    Novatek PJSC GDR                         111,723   14,190,651       0.1%
    Novolipetsk Steel PJSC GDR(B0RTNX3)      348,244    8,875,532       0.0%
    Novolipetsk Steel PJSC GDR(67011E204)     91,022    2,334,714       0.0%
    O'Key Group SA GDR                        71,285      159,779       0.0%
    Phosagro PJSC GDR                        247,033    3,562,273       0.0%
    Ros Agro P.L.C. GDR(B5MTFN7)             135,725    1,484,699       0.0%
    Ros Agro P.L.C. GDR(B5MTFN7)               5,368       58,619       0.0%
    Rosneft Oil Co. PJSC GDR(B17FSC2)      2,952,866   17,962,248       0.1%
    Rosneft Oil Co. PJSC GDR(B1N63N5)        457,284    2,786,689       0.0%
    Rostelecom PJSC Sponsored
      ADR(B114RM8)                           164,180    1,003,773       0.0%
    Rostelecom PJSC Sponsored
      ADR(778529107)                         191,995    1,199,009       0.0%
    RusHydro PJSC ADR                      4,579,241    5,209,042       0.0%
    Sberbank of Russia PJSC Sponsored
      ADR(B3P7N29)                         1,732,639   25,591,078       0.1%
    Sberbank of Russia PJSC Sponsored
      ADR(B5SC091)                         4,081,901   60,356,021       0.2%
    Severstal PJSC GDR(B1G4YH7)              650,882   10,359,223       0.1%
    Severstal PJSC GDR(B8F2W55)               13,766      219,843       0.0%
    Tatneft PJSC Sponsored ADR               781,396   50,188,765       0.2%
    TMK PJSC GDR(B1FY0V4)                     80,338      403,333       0.0%
    TMK PJSC GDR(B39TMW4)                    311,397    1,560,099       0.0%
#   VEON, Ltd.                             2,225,349    6,119,710       0.0%
    VTB Bank PJSC GDR(B1W7FX3)             3,938,248    7,366,536       0.0%
    VTB Bank PJSC GDR(46630Q202)           4,709,682    8,816,525       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                          --------- ------------ ---------------
RUSSIA -- (Continued)
*   X5 Retail Group NV GDR                  398,885 $ 11,351,102       0.1%
                                                    ------------       ---
TOTAL RUSSIA                                         364,813,710       1.2%
                                                    ------------       ---
SOUTH AFRICA -- (7.4%)
#   Adcock Ingram Holdings, Ltd.            714,087    3,889,705       0.0%
*   Adcorp Holdings, Ltd.                   347,512      443,223       0.0%
    Advtech, Ltd.                         3,989,832    5,220,065       0.0%
    Aeci, Ltd.                            1,259,459   11,920,012       0.1%
    African Oxygen, Ltd.                    643,675    1,571,208       0.0%
#*  African Phoenix Investments, Ltd.     4,779,215      253,877       0.0%
    African Rainbow Minerals, Ltd.        1,478,389   12,086,767       0.1%
    Afrimat, Ltd.                            88,710      219,108       0.0%
    Alexander Forbes Group Holdings, Ltd. 1,366,455      706,117       0.0%
*   Allied Electronics Corp., Ltd.
      Class A                                75,444       79,685       0.0%
    Alviva Holdings, Ltd.                 1,422,741    2,317,494       0.0%
    Anglo American Platinum, Ltd.           295,017    7,916,823       0.0%
    AngloGold Ashanti, Ltd.                 458,622    4,099,467       0.0%
#   AngloGold Ashanti, Ltd. Sponsored ADR 4,151,296   37,278,638       0.1%
*   ArcelorMittal South Africa, Ltd.      1,520,629      360,111       0.0%
#   Ascendis Health, Ltd.                   800,062      625,219       0.0%
    Aspen Pharmacare Holdings, Ltd.       1,589,093   34,263,468       0.1%
    Assore, Ltd.                            247,650    6,113,408       0.0%
    Astral Foods, Ltd.                      517,749   12,771,593       0.1%
*   Attacq, Ltd.                          3,224,187    4,972,677       0.0%
*   Aveng, Ltd.                           3,284,303      255,223       0.0%
    AVI, Ltd.                             3,912,324   35,785,437       0.1%
    Balwin Properties, Ltd.                  21,544       10,211       0.0%
    Barclays Africa Group, Ltd.           5,592,618   81,916,609       0.3%
    Barloworld, Ltd.                      3,465,884   46,809,437       0.2%
    Bid Corp., Ltd.                       2,192,811   50,408,815       0.2%
    Bidvest Group, Ltd. (The)             3,138,801   61,486,417       0.2%
    Blue Label Telecoms, Ltd.             4,912,997    4,876,156       0.0%
#*  Brait SE                              1,431,430    4,946,216       0.0%
#   Capitec Bank Holdings, Ltd.             295,321   21,025,086       0.1%
#   Cashbuild, Ltd.                         254,667    8,857,372       0.0%
    Caxton and CTP Publishers and
      Printers, Ltd.                        433,083      348,589       0.0%
    City Lodge Hotels, Ltd.                 339,948    4,446,163       0.0%
    Clicks Group, Ltd.                    2,284,939   39,065,419       0.1%
    Clover Industries, Ltd.                 580,284      893,181       0.0%
*   Consolidated Infrastructure Group,
      Ltd.                                  428,833      133,321       0.0%
    Coronation Fund Managers, Ltd.        2,327,355   13,820,694       0.1%
#*  Curro Holdings, Ltd.                    363,396      977,830       0.0%
    DataTec, Ltd.                         3,761,420    6,401,086       0.0%
    Discovery, Ltd.                       2,736,678   37,998,405       0.1%
    Distell Group, Ltd.                     294,603    3,149,495       0.0%
    DRDGOLD, Ltd.                         3,818,510      902,744       0.0%
    DRDGOLD, Ltd. Sponsored ADR               4,569       10,417       0.0%
*   enX Group, Ltd.                         187,307      201,869       0.0%
    EOH Holdings, Ltd.                    1,195,218    3,632,942       0.0%
#   Exxaro Resources, Ltd.                1,652,715   14,659,535       0.1%
#*  Famous Brands, Ltd.                     835,372    7,434,720       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    FirstRand, Ltd.                       23,983,632 $128,444,985       0.4%
    Foschini Group, Ltd. (The)             2,611,678   44,935,141       0.2%
    Gold Fields, Ltd.                        965,283    3,664,744       0.0%
#   Gold Fields, Ltd. Sponsored ADR        8,899,842   33,997,396       0.1%
    Grand Parade Investments, Ltd.           885,554      130,052       0.0%
*   Grindrod, Ltd.                         5,926,414    6,836,582       0.0%
    Group Five, Ltd.                         715,984      197,473       0.0%
    Harmony Gold Mining Co., Ltd.          1,698,315    3,465,407       0.0%
#   Harmony Gold Mining Co., Ltd.
      Sponsored ADR                        3,894,583    7,906,003       0.0%
*   Howden Africa Holdings, Ltd.              15,743       51,557       0.0%
    Hudaco Industries, Ltd.                  298,685    3,846,843       0.0%
    Hulamin, Ltd.                            737,867      306,180       0.0%
#*  Impala Platinum Holdings, Ltd.         4,820,912    8,586,488       0.0%
    Imperial Holdings, Ltd.                1,756,323   33,784,768       0.1%
    Investec, Ltd.                         2,248,612   17,737,806       0.1%
#   Invicta Holdings, Ltd.                   139,879      502,260       0.0%
    Italtile, Ltd.                           310,262      356,445       0.0%
    JSE, Ltd.                              1,162,011   18,235,331       0.1%
    KAP Industrial Holdings, Ltd.          8,232,776    5,819,748       0.0%
    Kumba Iron Ore, Ltd.                     727,340   15,537,763       0.1%
#   Lewis Group, Ltd.                      1,294,275    4,873,080       0.0%
    Liberty Holdings, Ltd.                 1,635,132   17,401,552       0.1%
    Life Healthcare Group Holdings, Ltd.  14,094,781   33,225,389       0.1%
*   Long4Life, Ltd.                        1,628,088      714,529       0.0%
#   Massmart Holdings, Ltd.                1,432,737   19,132,611       0.1%
    Merafe Resources, Ltd.                11,118,377    1,427,782       0.0%
    Metair Investments, Ltd.               1,474,986    2,546,356       0.0%
    Metrofile Holdings, Ltd.                 155,382       49,863       0.0%
    MiX Telematics, Ltd. Sponsored ADR        10,558      176,424       0.0%
    MMI Holdings, Ltd.                    11,928,066   21,234,108       0.1%
    Mondi, Ltd.                            1,201,178   35,044,184       0.1%
    Mpact, Ltd.                            1,640,878    3,755,355       0.0%
    Mr. Price Group, Ltd.                  2,090,895   45,882,266       0.2%
    MTN Group, Ltd.                       12,034,830  120,789,886       0.4%
    Murray & Roberts Holdings, Ltd.        4,260,045    5,325,835       0.0%
*   Nampak, Ltd.                           6,522,521    7,257,684       0.0%
    Naspers, Ltd. Class N                    577,437  140,674,933       0.5%
    Nedbank Group, Ltd.                    2,011,214   47,963,435       0.2%
#   NEPI Rockcastle P.L.C.                   635,996    7,009,142       0.0%
    Netcare, Ltd.                          9,670,687   24,080,851       0.1%
#*  Northam Platinum, Ltd.                 3,373,570   10,420,074       0.0%
#   Novus Holdings, Ltd.                     161,502       51,906       0.0%
    Oceana Group, Ltd.                       444,085    2,946,401       0.0%
    Omnia Holdings, Ltd.                     639,147    7,351,898       0.0%
    Peregrine Holdings, Ltd.               2,688,383    4,652,373       0.0%
    Pick n Pay Stores, Ltd.                3,581,006   23,182,412       0.1%
    Pioneer Foods Group, Ltd.                921,107    8,958,190       0.0%
*   PPC, Ltd.                             14,213,178    9,930,846       0.0%
    PSG Group, Ltd.                          604,242   10,871,775       0.1%
    Raubex Group, Ltd.                     1,466,474    2,435,609       0.0%
    RCL Foods, Ltd.                          179,895      262,236       0.0%
    Reunert, Ltd.                          1,996,206   12,436,377       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                          ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
#   Rhodes Food Group Pty, Ltd.              503,312 $      724,880       0.0%
#*  Royal Bafokeng Platinum, Ltd.            314,089        587,856       0.0%
#   Sanlam, Ltd.                           8,634,467     54,544,085       0.2%
    Santam, Ltd.                             346,470      8,838,990       0.0%
    Sappi, Ltd.                            6,218,808     39,686,363       0.1%
    Sasol, Ltd.                            2,004,055     71,639,674       0.3%
#   Sasol, Ltd. Sponsored ADR              1,144,917     40,678,901       0.2%
    Shoprite Holdings, Ltd.                3,413,393     67,912,216       0.2%
#*  Sibanye Gold, Ltd.                     9,873,133      8,654,383       0.0%
#   Sibanye Gold, Ltd. Sponsored ADR       2,222,765      7,846,362       0.0%
    SPAR Group, Ltd. (The)                 2,192,492     37,146,698       0.1%
    Spur Corp., Ltd.                         533,767      1,154,982       0.0%
#*  Stadio Holdings, Ltd.                    571,245        218,190       0.0%
#   Standard Bank Group, Ltd.              8,348,277    143,177,844       0.5%
#   Steinhoff International Holdings NV   10,257,445      1,580,026       0.0%
#*  Sun International, Ltd.                1,032,828      4,696,384       0.0%
*   Super Group, Ltd.                      4,315,584     12,864,652       0.1%
    Telkom SA SOC, Ltd.                    3,343,880     15,270,987       0.1%
    Tiger Brands, Ltd.                     1,278,910     39,970,261       0.1%
    Tongaat Hulett, Ltd.                   1,152,562      8,354,872       0.0%
    Transaction Capital, Ltd.                654,742        919,211       0.0%
    Trencor, Ltd.                            834,155      2,310,778       0.0%
    Truworths International, Ltd.          4,669,576     38,176,481       0.1%
    Tsogo Sun Holdings, Ltd.               4,412,622      8,066,210       0.0%
#   Vodacom Group, Ltd.                    2,801,183     35,020,108       0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.          650,556      8,269,931       0.0%
    Woolworths Holdings, Ltd.              8,860,375     45,534,655       0.2%
                                                     --------------       ---
TOTAL SOUTH AFRICA                                    2,267,816,368       7.6%
                                                     --------------       ---
SOUTH KOREA -- (17.3%)
#*  3S Korea Co., Ltd.                        61,927        139,936       0.0%
#*  A-Tech Solution Co., Ltd.                 36,570        366,121       0.0%
#   ABco Electronics Co., Ltd.                75,429        571,413       0.0%
#*  Able C&C Co., Ltd.                        68,028      1,092,189       0.0%
#   ABOV Semiconductor Co., Ltd.             110,227        591,145       0.0%
#*  Ace Technologies Corp.                   314,603      1,269,079       0.0%
#*  Actoz Soft Co., Ltd.                      42,950        692,923       0.0%
#*  ADTechnology Co., Ltd.                    13,196        113,196       0.0%
#*  Advanced Digital Chips, Inc.             171,610        337,614       0.0%
#   Advanced Nano Products Co., Ltd.          46,866        792,242       0.0%
#*  Advanced Process Systems Corp.             9,609        206,882       0.0%
#   Aekyung Petrochemical Co., Ltd.          217,695      2,957,874       0.0%
#   AfreecaTV Co., Ltd.                      108,845      3,499,176       0.0%
#*  Agabang&Company                          247,462      1,342,154       0.0%
#   Ahn-Gook Pharmaceutical Co., Ltd.         61,452        912,457       0.0%
#   Ahnlab, Inc.                              34,822      2,074,723       0.0%
#   AJ Networks Co., Ltd.                    139,057        826,135       0.0%
#*  AJ Rent A Car Co., Ltd.                  231,183      2,909,740       0.0%
#*  Ajin Industrial Co., Ltd.                 85,533        245,679       0.0%
    AK Holdings, Inc.                         62,759      4,284,290       0.0%
*   Alticast Corp.                            77,513        314,661       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   ALUKO Co., Ltd.                         354,683 $ 1,492,437       0.0%
#*  Aminologics Co., Ltd.                    99,988     262,904       0.0%
    Amorepacific Corp.                       80,001  26,029,252       0.1%
    AMOREPACIFIC Group                      135,701  18,083,186       0.1%
*   Amotech Co., Ltd.                        97,329   3,050,734       0.0%
#*  Anam Electronics Co., Ltd.              287,995     846,502       0.0%
    Anapass, Inc.                            53,579     916,541       0.0%
#*  Aprogen Healthcare & Games, Inc.         86,368     252,039       0.0%
#*  Aprogen KIC, Inc.                        11,732     135,565       0.0%
#*  APS Holdings Corp.                      312,792   1,907,860       0.0%
    Asia Cement Co., Ltd.                    18,839   2,601,378       0.0%
    ASIA Holdings Co., Ltd.                  13,101   1,843,414       0.0%
    Asia Paper Manufacturing Co., Ltd.       51,193   1,477,278       0.0%
*   Asiana Airlines, Inc.                 1,463,550   7,215,033       0.0%
#   Atec Co., Ltd.                           32,288     343,864       0.0%
#   Atinum Investment Co., Ltd.             458,128   1,765,879       0.0%
    AtlasBX Co., Ltd.                           255      11,131       0.0%
#   AUK Corp.                               258,641     685,363       0.0%
#   Aurora World Corp.                       65,735     751,932       0.0%
#   Austem Co., Ltd.                        215,861     779,912       0.0%
#   Autech Corp.                            182,200   2,564,431       0.0%
#*  Automobile & PCB                        318,643     241,940       0.0%
#*  Avaco Co., Ltd.                         101,289     769,689       0.0%
#   Avatec Co., Ltd.                         19,435     138,410       0.0%
#   Baiksan Co., Ltd.                       117,697     658,678       0.0%
#*  Barun Electronics Co., Ltd.             447,625     575,205       0.0%
#*  Barunson Entertainment & Arts Corp.     349,059     613,548       0.0%
#   Bcworld Pharm Co., Ltd.                  25,226     688,865       0.0%
#*  BG T&A Co.                               16,647      50,356       0.0%
    BGF Co., Ltd.                           873,260  10,332,157       0.1%
#*  BH Co., Ltd.                            144,990   2,905,819       0.0%
#*  Binex Co., Ltd.                         131,067   1,811,958       0.0%
    Binggrae Co., Ltd.                       43,034   2,676,597       0.0%
#*  Biolog Device Co., Ltd.                 170,537     375,733       0.0%
#*  BioSmart Co., Ltd.                      141,596     761,608       0.0%
#*  Biotoxtech Co., Ltd.                     73,776   1,365,830       0.0%
#*  BIT Computer Co., Ltd.                   58,762     321,148       0.0%
#   Bixolon Co., Ltd.                        35,044     198,538       0.0%
#   Bluecom Co., Ltd.                       136,842     769,890       0.0%
    BNK Financial Group, Inc.             2,065,009  20,096,057       0.1%
#   Boditech Med, Inc.                       69,473   1,143,412       0.0%
#*  Bohae Brewery Co., Ltd.                 813,709     853,651       0.0%
#   BoKwang Industry Co., Ltd.              125,941     713,575       0.0%
    Bookook Securities Co., Ltd.             11,227     255,073       0.0%
#*  Boryung Medience Co., Ltd.               43,591     592,461       0.0%
#   Boryung Pharmaceutical Co., Ltd.        108,705   1,222,705       0.0%
#*  Bosung Power Technology Co., Ltd.       469,248   1,986,444       0.0%
#*  Brain Contents Co., Ltd.                900,449     811,704       0.0%
#   BRIDGETEC Corp.                          32,953     137,484       0.0%
#*  Bubang Co., Ltd.                        250,855     714,801       0.0%
    Bukwang Pharmaceutical Co., Ltd.         33,724     814,238       0.0%
    Busan City Gas Co., Ltd.                    449      15,149       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    BYC Co., Ltd.                             462 $   122,018       0.0%
#*  BYON Co., Ltd.                        146,553     417,527       0.0%
    Byucksan Corp.                        479,931   1,866,598       0.0%
#*  C&S Asset Management Co., Ltd.         74,925      23,019       0.0%
#*  CammSys Corp.                         388,688     849,218       0.0%
#   Capro Corp.                           317,977   2,253,806       0.0%
    Caregen Co., Ltd.                      12,761   1,063,678       0.0%
    Cell Biotech Co., Ltd.                 68,287   2,715,311       0.0%
#*  Celltrion Pharm, Inc.                  60,461   4,859,390       0.0%
#*  Celltrion, Inc.                       215,585  54,083,165       0.2%
#*  Chabiotech Co., Ltd.                  153,524   3,051,224       0.0%
#   Changhae Ethanol Co., Ltd.             64,252   1,046,639       0.0%
#*  Charm Engineering Co., Ltd.           393,366     776,420       0.0%
    Cheil Worldwide, Inc.                 356,350   6,344,269       0.0%
#*  Chemtronics Co., Ltd.                  87,309     518,600       0.0%
#   Cheryong Electric Co., Ltd.            41,558     582,731       0.0%
#   Cheryong Industrial Co. Ltd/new        30,580     407,452       0.0%
#*  Chin Hung International, Inc.         115,198     255,486       0.0%
#   Chinyang Holdings Corp.               132,433     350,771       0.0%
*   Choa Pharmaceutical Co.               107,742     570,347       0.0%
    Choheung Corp.                            245      51,051       0.0%
#   Chokwang Paint, Ltd.                   53,005     468,017       0.0%
    Chong Kun Dang Pharmaceutical Corp.    49,978   5,437,797       0.0%
#   Chongkundang Holdings Corp.            25,612   1,670,801       0.0%
#   Choong Ang Vaccine Laboratory          33,568     752,231       0.0%
#*  Chorokbaem Media Co., Ltd.            562,123     999,828       0.0%
    Chosun Refractories Co., Ltd.           2,770     216,322       0.0%
#   Chungdahm Learning, Inc.               73,222   1,102,913       0.0%
#   CJ CGV Co., Ltd.                      118,809   8,246,631       0.1%
#   CJ CheilJedang Corp.                   80,676  25,793,947       0.1%
    CJ Corp.                              147,572  22,356,253       0.1%
    CJ E&M Corp.                          128,224  10,818,391       0.1%
#   CJ Freshway Corp.                      60,810   2,153,299       0.0%
    CJ Hello Co., Ltd.                    321,217   2,558,465       0.0%
#*  CJ Logistics Corp.                     52,186   7,608,552       0.0%
    CJ O Shopping Co., Ltd.                42,710   8,909,084       0.1%
#*  CJ Seafood Corp.                      119,537     315,339       0.0%
#   CKD Bio Corp.                          44,956     961,652       0.0%
#   Clean & Science Co., Ltd.              44,547     556,508       0.0%
    Com2uSCorp                             75,042  11,181,578       0.1%
#   Commax Co., Ltd.                       62,055     349,143       0.0%
    Coreana Cosmetics Co., Ltd.           119,739     897,796       0.0%
#   Cosmax BTI, Inc.                       40,558   1,619,573       0.0%
#   Cosmax, Inc.                           51,327   7,493,746       0.0%
#   Cosmecca Korea Co., Ltd.               16,190     597,118       0.0%
#*  CosmoAM&T Co., Ltd.                    75,837   1,373,949       0.0%
#*  Cosmochemical Co., Ltd.                70,371   1,352,142       0.0%
*   COSON Co., Ltd.                       110,084   1,595,180       0.0%
    Coway Co., Ltd.                       228,476  18,671,121       0.1%
#   Coweaver Co., Ltd.                     28,980     222,783       0.0%
#   COWELL FASHION Co., Ltd.              383,247   1,940,953       0.0%
#*  Creaplanet Co., Ltd.                   51,803     101,737       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Creative & Innovative System          154,207 $   412,241       0.0%
    Crown Confectionery Co., Ltd.          20,399     272,272       0.0%
#   CROWNHAITAI Holdings Co., Ltd.        106,748   1,659,021       0.0%
#*  CrucialTec Co., Ltd.                  627,452   1,107,389       0.0%
#   CS Wind Corp.                          33,305   1,029,505       0.0%
#*  CSA Cosmic Co., Ltd.                   41,158     487,373       0.0%
#*  CTC BIO, Inc.                          52,973     725,433       0.0%
#*  CTL, Inc.                             181,494     858,820       0.0%
#   Cuckoo Holdings Co., Ltd.               7,072     785,858       0.0%
#*  Cuckoo Homesys Co., Ltd.                5,139   1,020,207       0.0%
#*  Curo Co., Ltd.                        821,376     954,307       0.0%
#*  CUROCOM Co., Ltd.                     140,600     330,425       0.0%
#*  Curoholdings Co., Ltd.                317,087     298,422       0.0%
#   Cymechs, Inc.                          52,441     655,278       0.0%
#   D.I Corp.                             256,434   1,167,162       0.0%
#   Dae Dong Industrial Co., Ltd.         121,703   1,031,409       0.0%
    Dae Han Flour Mills Co., Ltd.          10,551   1,853,439       0.0%
#   Dae Hyun Co., Ltd.                    307,246     741,389       0.0%
#*  Dae Won Chemical Co., Ltd.            250,699     557,731       0.0%
    Dae Won Kang Up Co., Ltd.             150,350     610,828       0.0%
#*  Dae Young Packaging Co., Ltd.         845,904     790,600       0.0%
#   Dae-Il Corp.                          182,252   1,272,424       0.0%
#   Daea TI Co., Ltd.                     756,252   3,571,718       0.0%
#   Daebongls Co., Ltd.                    47,429     500,463       0.0%
#   Daechang Co., Ltd.                    481,457     528,907       0.0%
    Daechang Forging Co., Ltd.              2,486     117,083       0.0%
    Daeduck Electronics Co.               336,982   2,620,386       0.0%
#   Daeduck GDS Co., Ltd.                 189,072   2,610,453       0.0%
    Daegu Department Store                 33,880     321,268       0.0%
#*  Daehan New Pharm Co., Ltd.            112,554   1,702,211       0.0%
    Daehan Steel Co., Ltd.                161,243   1,775,633       0.0%
#   Daehwa Pharmaceutical Co., Ltd.        66,591   1,859,728       0.0%
#*  Daejoo Electronic Materials Co., Ltd.  48,934     931,800       0.0%
    Daekyo Co., Ltd.                      200,106   1,468,082       0.0%
#   Daelim B&Co Co., Ltd.                  91,182     543,350       0.0%
#   Daelim C&S Co., Ltd.                   10,662     142,166       0.0%
#   Daelim Industrial Co., Ltd.           188,942  15,163,285       0.1%
#*  DAEMYUNG Corp. Co., Ltd.              244,531     842,497       0.0%
#   Daeryuk Can Co., Ltd.                 119,023     746,941       0.0%
    Daesang Corp.                         198,934   4,935,372       0.0%
    Daesang Holdings Co., Ltd.            190,503   1,666,981       0.0%
    Daesung Energy Co., Ltd.               13,173      73,189       0.0%
#   Daesung Holdings Co., Ltd.             22,393     168,796       0.0%
*   Daesung Industrial Co., Ltd.           33,939     161,390       0.0%
#*  Daesung Private Equity, Inc.          148,393     373,259       0.0%
#*  Daewon Cable Co., Ltd.                342,127     614,130       0.0%
#*  Daewon Media Co., Ltd.                 60,982     543,298       0.0%
#   Daewon Pharmaceutical Co., Ltd.       109,188   2,027,238       0.0%
#   Daewon San Up Co., Ltd.                85,642     578,435       0.0%
#*  Daewoo Electronic Components Co.,
      Ltd.                                221,333     643,640       0.0%
#*  Daewoo Engineering & Construction
      Co., Ltd.                           708,904   4,195,109       0.0%
#*  Daewoo Shipbuilding & Marine
      Engineering Co., Ltd.               199,992   4,439,659       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Daewoong Co., Ltd.                      126,523 $ 2,192,972       0.0%
    Daewoong Pharmaceutical Co., Ltd.        16,355   2,703,513       0.0%
*   Dahaam E-Tec Co., Ltd.                    1,420       4,487       0.0%
    Daihan Pharmaceutical Co., Ltd.          46,727   1,936,914       0.0%
    DaiShin Information & Communications
      Co., Ltd.                              14,863      15,669       0.0%
    Daishin Securities Co., Ltd.            455,826   5,814,313       0.0%
#*  Danal Co., Ltd.                         232,592   1,048,795       0.0%
#   Danawa Co., Ltd.                         32,543     543,936       0.0%
#   Daou Data Corp.                         231,591   2,625,069       0.0%
#   Daou Technology, Inc.                   342,179   7,674,473       0.0%
#*  Dasan Networks, Inc.                    100,338     624,591       0.0%
#   Dawonsys Co., Ltd.                       82,802   1,524,910       0.0%
#   Dayou Automotive Seat Technology
      Co., Ltd.                             741,131     867,329       0.0%
*   Dayou Plus Co., Ltd.                    258,088     250,940       0.0%
    DB Financial Investment Co., Ltd.       321,201   1,394,891       0.0%
    DB HiTek Co., Ltd.                      454,222   5,669,072       0.0%
    DB Insurance Co., Ltd.                  489,807  28,751,686       0.1%
#*  DB, Inc.                              1,091,413     823,285       0.0%
#   DCM Corp.                                31,333     361,884       0.0%
#*  Deutsch Motors, Inc.                    154,134     961,602       0.0%
    Development Advance Solution Co.,
      Ltd.                                    2,668      27,144       0.0%
    DGB Financial Group, Inc.             1,241,812  13,879,320       0.1%
#   DHP Korea Co., Ltd.                      71,327     750,559       0.0%
    Digital Chosun Co., Ltd.                217,681     475,636       0.0%
#*  Digital Optics Co., Ltd.                106,107     202,193       0.0%
#   Digital Power Communications Co.,
      Ltd.                                  187,021     748,478       0.0%
*   DIO Corp.                                79,992   3,103,496       0.0%
#   Display Tech Co., Ltd.                   15,091      56,330       0.0%
#   DMS Co., Ltd.                           208,414   1,340,083       0.0%
#   DNF Co., Ltd.                            91,414     986,311       0.0%
#   Dong A Eltek Co., Ltd.                  123,412   1,194,663       0.0%
#*  Dong Ah Tire & Rubber Co., Ltd.          42,233     543,597       0.0%
    Dong-A Socio Holdings Co., Ltd.          18,627   2,188,191       0.0%
    Dong-A ST Co., Ltd.                      31,535   3,228,871       0.0%
#   Dong-Ah Geological Engineering Co.,
      Ltd.                                  123,923   2,414,849       0.0%
#   Dong-Il Corp.                             6,915     337,904       0.0%
#   Dongbang Transport Logistics Co.,
      Ltd.                                  107,587     199,054       0.0%
*   Dongbu Corp.                             60,376     712,486       0.0%
#*  Dongbu Steel Co., Ltd.                   38,726     406,072       0.0%
#   Dongil Industries Co., Ltd.              14,446     973,943       0.0%
    Dongjin Semichem Co., Ltd.              317,117   4,154,336       0.0%
*   Dongkook Industrial Co., Ltd.           326,363     393,190       0.0%
    DongKook Pharmaceutical Co., Ltd.        23,776   1,555,510       0.0%
    Dongkuk Industries Co., Ltd.            354,643   1,289,551       0.0%
    Dongkuk Steel Mill Co., Ltd.            706,048   7,225,667       0.0%
#   Dongkuk Structures & Construction
      Co., Ltd.                             312,957   1,464,329       0.0%
#*  Dongnam Marine Crane Co., Ltd.          288,320     413,166       0.0%
#   Dongsuh Cos., Inc.                       55,934   1,438,520       0.0%
#   Dongsung Chemical Co., Ltd.              22,347     364,887       0.0%
#   DONGSUNG Corp.                          294,802   1,875,341       0.0%
#*  Dongsung Finetec Co., Ltd.              124,064     739,567       0.0%
#*  Dongsung Pharmaceutical Co., Ltd.        59,425     962,921       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Dongwha Enterprise Co., Ltd.             39,058 $ 1,242,253       0.0%
    Dongwha Pharm Co., Ltd.                 192,758   2,065,173       0.0%
#   Dongwon Development Co., Ltd.           514,395   2,384,423       0.0%
    Dongwon F&B Co., Ltd.                     9,834   2,191,937       0.0%
    Dongwon Industries Co., Ltd.             12,569   3,966,605       0.0%
#   Dongwon Systems Corp.                    34,152   1,434,718       0.0%
    Dongwoo Farm To Table Co., Ltd.          15,270      60,089       0.0%
    Dongwoon Anatech Co., Ltd.                1,253      16,610       0.0%
#   Dongyang E&P, Inc.                       55,195     603,340       0.0%
#*  Dongyang Steel Pipe Co., Ltd.           791,979   1,893,501       0.0%
    Doosan Bobcat, Inc.                      32,834     996,569       0.0%
#   Doosan Corp.                             66,376   7,485,515       0.0%
#*  Doosan Engine Co., Ltd.                 530,257   3,097,678       0.0%
#*  Doosan Heavy Industries &
      Construction Co., Ltd.                606,410  10,108,409       0.1%
#*  Doosan Infracore Co., Ltd.            1,575,796  14,993,759       0.1%
    DoubleUGames Co., Ltd.                   42,359   2,461,528       0.0%
    Douzone Bizon Co., Ltd.                 182,011   8,371,719       0.1%
#*  Dragonfly GF Co., Ltd.                   36,843     211,974       0.0%
    DRB Holding Co., Ltd.                    72,390     558,734       0.0%
#*  DRTECH Corp.                             44,089      95,825       0.0%
#   DSK Co., Ltd.                            64,072     430,726       0.0%
#   DSR Corp.                                15,255      88,736       0.0%
#   DSR Wire Corp.                           72,923     446,889       0.0%
#*  DST ROBOT Co., Ltd.                     508,462     780,748       0.0%
#   DTR Automotive Corp.                     43,125   1,319,151       0.0%
#*  Duk San Neolux Co., Ltd.                 80,140   1,124,620       0.0%
#*  Duksan Hi-Metal Co., Ltd.                56,787     373,471       0.0%
#   Duksung Co., Ltd.                        41,724     178,035       0.0%
#   DY Corp.                                198,199   1,171,703       0.0%
#   DY POWER Corp.                           70,589   1,516,046       0.0%
    e Tec E&C, Ltd.                          20,636   2,809,146       0.0%
    e-Credible Co., Ltd.                      6,969      92,097       0.0%
#   e-LITECOM Co., Ltd.                      72,326     395,756       0.0%
    E-MART, Inc.                             72,386  18,222,058       0.1%
#*  E-TRON Co., Ltd.                      1,461,912     398,566       0.0%
#   E1 Corp.                                 25,778   1,505,861       0.0%
#   Eagon Industrial, Ltd.                   79,501     748,647       0.0%
#   Easy Bio, Inc.                          711,483   5,094,463       0.0%
#*  EcoBio Holdings Co., Ltd.                66,846     582,512       0.0%
*   Ecopro Co., Ltd.                        152,876   5,139,095       0.0%
#   Eehwa Construction Co., Ltd.             47,035     532,124       0.0%
#   EG Corp.                                 48,518     553,361       0.0%
#*  Ehwa Technologies Information Co.,
      Ltd.                                4,467,775   2,299,912       0.0%
#   Elcomtec Co., Ltd.                      135,076     323,980       0.0%
#*  Elentec Co., Ltd.                       129,207     441,918       0.0%
#*  ELK Corp.                               326,464     297,513       0.0%
#   EM-Tech Co., Ltd.                       118,971   1,881,983       0.0%
#*  Emerson Pacific, Inc.                    52,414   1,850,108       0.0%
#*  EMKOREA Co., Ltd.                        71,409     336,509       0.0%
#*  EMW Co., Ltd.                            94,607     303,815       0.0%
#*  Enerzent Co., Ltd.                       41,142     145,034       0.0%
#   Enex Co., Ltd.                          171,994     332,573       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   ENF Technology Co., Ltd.                139,679 $ 2,188,460       0.0%
#   Eo Technics Co., Ltd.                    45,182   3,167,618       0.0%
#   eSang Networks Co., Ltd.                 25,658     246,041       0.0%
#   Estechpharma Co., Ltd.                   60,050     749,596       0.0%
*   ESTsoft Corp.                             3,612      23,421       0.0%
#   Eugene Corp.                            576,224   4,344,419       0.0%
*   Eugene Investment & Securities Co.,
      Ltd.                                1,000,227   3,489,389       0.0%
#   Eugene Technology Co., Ltd.              65,242   1,101,387       0.0%
#*  Eusu Holdings Co., Ltd.                 132,717     845,338       0.0%
#   EVERDIGM Corp.                           82,015     779,820       0.0%
#*  EXA E&C, Inc.                            34,309      49,941       0.0%
*   Exem Co., Ltd.                           37,161     139,970       0.0%
#   Exicon Co., Ltd.                         26,602     266,167       0.0%
#   F&F Co., Ltd.                            63,622   2,592,567       0.0%
#   Farmsco                                 162,517   1,799,240       0.0%
#*  FarmStory Co., Ltd.                     624,255     840,991       0.0%
#*  Feelingk Co., Ltd.                      233,628     732,840       0.0%
#   Feelux Co., Ltd.                        334,117   5,598,843       0.0%
    Fila Korea, Ltd.                         81,652   9,917,831       0.1%
#   Fine DNC Co., Ltd.                      184,017     471,599       0.0%
#   Fine Semitech Corp.                     154,825     784,173       0.0%
#*  Fine Technix Co., Ltd.                  354,123     779,104       0.0%
#*  Finetex EnE, Inc.                        77,805     260,795       0.0%
#*  Firstec Co., Ltd.                       107,198     558,922       0.0%
#*  Foosung Co., Ltd.                       538,300   4,708,028       0.0%
    Fursys, Inc.                             11,270     324,917       0.0%
#*  G-SMATT GLOBAL Co., Ltd.                117,281   1,259,035       0.0%
#   Gabia, Inc.                              13,429      93,917       0.0%
#   Galaxia Communications Co.,
      Ltd.(B1Z2V60)                          51,802     214,239       0.0%
    Galaxia Communications co., Ltd.()        6,806       4,333       0.0%
#*  Gamevil, Inc.                            36,545   2,040,407       0.0%
#   Gaon Cable Co., Ltd.                     18,867     476,356       0.0%
#*  Genic Co., Ltd.                          40,913     734,533       0.0%
#*  Genie Music Corp.                        82,701     396,009       0.0%
#   Geumhwa PSC Co., Ltd.                     1,959      66,963       0.0%
#*  Gigalane Co., Ltd.                      155,187     451,559       0.0%
#   GIIR, Inc.                               16,730     134,479       0.0%
*   Global Display Co., Ltd.                 53,667      59,292       0.0%
#   Global Standard Technology Co., Ltd.    110,726     974,024       0.0%
#   GMB Korea Corp.                         141,971   1,069,295       0.0%
#*  GMP Co., Ltd.                            38,464     263,572       0.0%
#*  GNCO Co., Ltd.                          667,649   1,804,539       0.0%
#   Golfzon Co., Ltd.                        33,639   1,405,905       0.0%
#   Golfzon Newdin Holdings Co., Ltd.       297,926   1,539,704       0.0%
#*  Good People Co., Ltd.                     8,052      53,552       0.0%
    Grand Korea Leisure Co., Ltd.           273,083   6,943,101       0.0%
    Green Cross Corp.                        15,757   3,180,976       0.0%
    Green Cross Holdings Corp.              105,383   3,751,203       0.0%
#   GS Engineering & Construction Corp.     332,334  12,615,166       0.1%
#   GS Global Corp.                         575,205   2,133,657       0.0%
    GS Holdings Corp.                       583,311  33,389,449       0.1%
    GS Home Shopping, Inc.                   22,626   3,672,459       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   GS Retail Co., Ltd.                     177,855 $ 6,178,572       0.0%
#   Gwangju Shinsegae Co., Ltd.               3,139     670,388       0.0%
#*  GY Commerce Co., Ltd.                   128,715     574,012       0.0%
#   HAESUNG DS Co., Ltd.                     55,443     907,386       0.0%
#   Haesung Industrial Co., Ltd.              7,907     118,113       0.0%
    Haimarrow Food Service Co., ltd.         32,100      76,447       0.0%
    Haitai Confectionery & Foods Co.,
      Ltd.                                   31,222     460,156       0.0%
#   Halla Corp.                             170,278   1,289,498       0.0%
#   Halla Holdings Corp.                     99,997   4,787,849       0.0%
#   Han Kuk Carbon Co., Ltd.                316,606   1,768,949       0.0%
    Hana Financial Group, Inc.            1,195,434  53,116,921       0.2%
#*  Hana Micron, Inc.                       194,318     916,434       0.0%
#   Hana Tour Service, Inc.                  76,869   8,493,761       0.1%
#*  Hanall Biopharma Co., Ltd.               35,696   1,009,941       0.0%
#   Hancom MDS, Inc.                         38,471     624,018       0.0%
    Hancom, Inc.                            115,000   1,696,979       0.0%
#   Handok, Inc.                             38,996   1,190,650       0.0%
    Handsome Co., Ltd.                      125,072   3,882,191       0.0%
    Hanil Cement Co., Ltd.                   34,680   5,385,918       0.0%
#*  Hanil Vacuum Co., Ltd.                  322,869     724,513       0.0%
#*  Hanjin Heavy Industries &
      Construction Co., Ltd.                873,823   2,751,829       0.0%
#*  Hanjin Heavy Industries &
      Construction Holdings Co., Ltd.        85,414     314,544       0.0%
#   Hanjin Kal Corp.                        353,165   8,034,004       0.1%
    Hanjin Transportation Co., Ltd.         111,212   2,672,892       0.0%
#*  Hankook Cosmetics Co., Ltd.             124,411   2,087,838       0.0%
#   Hankook Cosmetics Manufacturing Co.,
      Ltd.                                   14,022     643,802       0.0%
    Hankook Shell Oil Co., Ltd.               7,191   2,242,331       0.0%
    Hankook Tire Co., Ltd.                  508,553  23,486,747       0.1%
    Hankuk Glass Industries, Inc.             3,770     141,903       0.0%
#   Hankuk Paper Manufacturing Co., Ltd.     24,777     552,865       0.0%
    Hankuk Steel Wire Co., Ltd.               5,197      18,303       0.0%
    Hanla IMS Co., Ltd.                      12,172      89,692       0.0%
    Hanmi Pharm Co., Ltd.                    24,401  10,563,338       0.1%
#   Hanmi Science Co., Ltd.                  26,321   1,904,857       0.0%
#   Hanmi Semiconductor Co., Ltd.           219,684   2,146,030       0.0%
    HanmiGlobal Co., Ltd.                    61,322     588,963       0.0%
#   Hanon Systems                         1,150,124  11,680,328       0.1%
#   Hans Biomed Corp.                        47,046   1,305,623       0.0%
    Hansae Co., Ltd.                        124,022   2,616,206       0.0%
#   Hansae MK Co., Ltd.                      21,805     201,977       0.0%
#   Hansae Yes24 Holdings Co., Ltd.         146,435   1,514,123       0.0%
#   Hanshin Construction                     75,603   1,638,989       0.0%
#   Hanshin Machinery Co.                   176,850     575,792       0.0%
#   Hansol Chemical Co., Ltd.                84,049   5,537,686       0.0%
    Hansol Holdings Co., Ltd.               487,414   2,401,235       0.0%
#   Hansol HomeDeco Co., Ltd.               785,387   1,248,005       0.0%
    Hansol Paper Co., Ltd.                  218,021   3,499,076       0.0%
#*  Hansol SeenTec Co., Ltd.                233,491     275,949       0.0%
*   Hansol Technics Co., Ltd.               168,901   1,915,416       0.0%
#   Hanssem Co., Ltd.                        71,797   7,810,880       0.0%
#*  Hanwha Aerospace Co., Ltd.              246,972   5,536,200       0.0%
    Hanwha Chemical Corp.                   814,361  21,891,974       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Hanwha Corp.                            572,533 $21,286,649       0.1%
#*  Hanwha Galleria Timeworld Co., Ltd.      22,760   1,104,676       0.0%
    Hanwha General Insurance Co., Ltd.      686,645   4,801,111       0.0%
#*  Hanwha Investment & Securities Co.,
      Ltd.                                1,428,139   4,276,684       0.0%
    Hanwha Life Insurance Co., Ltd.       2,613,118  15,184,843       0.1%
#   Hanyang Eng Co., Ltd.                    89,433   1,174,174       0.0%
    Hanyang Securities Co., Ltd.             35,079     256,256       0.0%
#*  Harim Co., Ltd.                         488,061   1,754,896       0.0%
    Harim Holdings Co., Ltd.                447,318   1,679,233       0.0%
#   HB Technology Co., Ltd.                 794,440   2,041,759       0.0%
#   HDC I-Controls Co., Ltd.                 44,961     612,797       0.0%
#*  HDPRO Co., Ltd.                          10,130      38,110       0.0%
#*  Heung-A Shipping Co., Ltd.            1,718,596   1,340,331       0.0%
#*  Heungkuk Fire & Marine Insurance
      Co., Ltd.                             128,488     686,505       0.0%
#   High Tech Pharm Co., Ltd.                21,787     261,274       0.0%
    Hite Jinro Co., Ltd.                    183,555   3,734,201       0.0%
    Hitejinro Holdings Co., Ltd.             89,495     791,450       0.0%
*   HizeAero Co., Ltd.                          528       3,477       0.0%
#   HMC Investment Securities Co., Ltd.     208,892   2,295,926       0.0%
#   Home Center Holdings Co., Ltd.          704,041   1,489,270       0.0%
#*  Homecast Co., Ltd.                      162,139   1,448,029       0.0%
    Hotel Shilla Co., Ltd.                  104,501  11,240,398       0.1%
#   HS Industries Co., Ltd.                 435,518   3,472,412       0.0%
#   HS R&A Co., Ltd.                        446,034     930,703       0.0%
*   Huayi Brothers Korea Co., Ltd.            5,415      21,615       0.0%
    Huchems Fine Chemical Corp.             194,985   4,840,717       0.0%
#*  Hugel, Inc.                              14,647   6,875,213       0.0%
#*  Humax Co., Ltd.                         175,352   1,334,610       0.0%
    Humedix Co., Ltd.                        37,251   1,378,258       0.0%
#*  Huneed Technologies                      71,987     744,304       0.0%
    Huons Co., Ltd.                          39,855   4,520,646       0.0%
    Huons Global Co., Ltd.                   47,890   3,186,345       0.0%
#   Husteel Co., Ltd.                         7,956     113,308       0.0%
#   Huvis Corp.                             155,092   1,948,838       0.0%
#   Huvitz Co., Ltd.                         63,825     716,029       0.0%
#   Hwa Shin Co., Ltd.                      206,077     726,611       0.0%
#   Hwacheon Machine Tool Co., Ltd.           5,581     293,794       0.0%
#   Hwail Pharm Co., Ltd.                   104,578     754,367       0.0%
#*  Hwajin Co., Ltd.                        149,308     479,791       0.0%
#   Hwangkum Steel & Technology Co., Ltd.    86,302     985,366       0.0%
    HwaSung Industrial Co., Ltd.            110,861   1,707,581       0.0%
#   Hy-Lok Corp.                             74,549   1,919,836       0.0%
    Hyosung Corp.                           220,214  26,941,062       0.1%
#   HyosungITX Co., Ltd.                      8,136      94,170       0.0%
#   Hyundai BNG Steel Co., Ltd.             120,534   1,455,039       0.0%
#*  Hyundai Cement Co.                        5,301     129,707       0.0%
#*  Hyundai Construction Equipment Co.,
      Ltd.                                   15,338   2,706,518       0.0%
#   Hyundai Corp Holdings, Inc.              72,590     988,198       0.0%
    Hyundai Corp.                            85,329   1,782,909       0.0%
    Hyundai Department Store Co., Ltd.      113,558  10,949,588       0.1%
    Hyundai Development Co-Engineering &
      Construction                          338,393  14,701,030       0.1%
#*  Hyundai Electric & Energy System
      Co., Ltd.                              15,724   1,379,418       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Hyundai Elevator Co., Ltd.               88,419 $ 8,542,462       0.1%
#   Hyundai Engineering & Construction
      Co., Ltd.                             599,616  35,511,201       0.1%
#   Hyundai Engineering Plastics Co.,
      Ltd.                                  232,349   1,465,677       0.0%
    Hyundai Glovis Co., Ltd.                128,364  20,172,176       0.1%
    Hyundai Greenfood Co., Ltd.             220,768   3,170,604       0.0%
*   Hyundai Heavy Industries Co., Ltd.      132,619  14,681,241       0.1%
*   Hyundai Heavy Industries Holdings
      Co., Ltd.                              36,391  14,298,955       0.1%
    Hyundai Home Shopping Network Corp.      24,964   2,527,735       0.0%
    Hyundai Hy Communications & Networks
      Co., Ltd.                             351,582   1,431,248       0.0%
#   Hyundai Livart Furniture Co., Ltd.       79,882   1,807,095       0.0%
    Hyundai Marine & Fire Insurance Co.,
      Ltd.                                  625,526  22,348,222       0.1%
#*  Hyundai Merchant Marine Co., Ltd.        99,372     560,233       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.          91,283   7,580,680       0.0%
    Hyundai Mobis Co., Ltd.                 176,094  40,780,467       0.2%
#   Hyundai Motor Co.                       383,241  57,159,542       0.2%
#   Hyundai Pharmaceutical Co., Ltd.        177,774   1,003,406       0.0%
#*  Hyundai Rotem Co., Ltd.                 122,642   3,058,717       0.0%
    Hyundai Steel Co.                       459,008  25,943,368       0.1%
#   Hyundai Telecommunication Co., Ltd.      59,719     650,764       0.0%
#   Hyundai Wia Corp.                       121,542   6,087,024       0.0%
#   HyVision System, Inc.                    75,176   1,401,715       0.0%
*   I&C Technology Co., Ltd.                 23,375     110,648       0.0%
*   i-Components Co., Ltd.                   44,085     233,423       0.0%
    i-SENS, Inc.                             63,448   1,662,367       0.0%
    I3System, Inc.                           27,366     569,635       0.0%
#*  iA, Inc.                                164,417     537,450       0.0%
#   ICD Co., Ltd.                           179,392   1,634,865       0.0%
*   ICK Co., Ltd.                            55,401      90,330       0.0%
#*  IHQ, Inc.                               894,061   1,777,496       0.0%
    IL Dong Pharmaceutical Co., Ltd.         28,209     653,196       0.0%
#   IlDong Holdings Co., Ltd.                25,241     353,006       0.0%
    Ilji Technology Co., Ltd.                 2,788      10,166       0.0%
#   Iljin Diamond Co., Ltd.                  35,999     754,957       0.0%
#   Iljin Display Co., Ltd.                  81,587     410,317       0.0%
#   Iljin Electric Co., Ltd.                164,427     943,441       0.0%
#*  Iljin Holdings Co., Ltd.                220,946   1,082,429       0.0%
#   Iljin Materials Co., Ltd.                60,362   1,870,857       0.0%
#   Ilshin Spinning Co., Ltd.                14,286   1,402,215       0.0%
#*  Ilshin Stone Co., Ltd.                  177,068     491,458       0.0%
#*  ilShinbiobase Co,Ltd.                   141,036     349,188       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.          3,660     393,270       0.0%
*   Ilyang Pharmaceutical Co., Ltd.          48,569   1,854,405       0.0%
#*  IM Co., Ltd.                            307,723     824,549       0.0%
    iMarketKorea, Inc.                      189,873   1,605,518       0.0%
#*  iMBC Co., Ltd.                           28,170      83,846       0.0%
    InBody Co., Ltd.                         81,770   3,278,615       0.0%
#*  INCON Co., Ltd.                          50,407     629,289       0.0%
#*  Incross Co., Ltd.                         9,948     259,683       0.0%
    Industrial Bank of Korea              1,456,473  22,840,147       0.1%
*   Infinitt Healthcare Co., Ltd.            80,312     653,071       0.0%
    InfoBank Corp.                           29,188     214,309       0.0%
#*  Infraware, Inc.                         126,506     254,221       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   INITECH Co., Ltd.                       111,037 $  898,344       0.0%
#*  InkTec Co., Ltd.                         12,681     54,974       0.0%
    Innocean Worldwide, Inc.                 31,602  1,959,250       0.0%
#*  InnoWireless, Inc.                       24,126    398,778       0.0%
#*  Innox Advanced Materials Co., Ltd.       55,733  3,494,374       0.0%
*   Innox Corp.                              20,636    198,024       0.0%
#*  Insun ENT Co., Ltd.                     283,825  2,106,793       0.0%
*   Insung Information Co., Ltd.             54,223    232,667       0.0%
#   Intelligent Digital Integrated
      Security Co., Ltd.                     27,364    182,962       0.0%
#*  Interflex Co., Ltd.                      57,697  1,025,916       0.0%
    Intergis Co., Ltd.                       13,600     47,302       0.0%
#   Interojo Co., Ltd.                       82,799  2,741,468       0.0%
#   Interpark Corp.                         111,593    917,789       0.0%
#   Interpark Holdings Corp.                558,015  1,827,143       0.0%
    INTOPS Co., Ltd.                        155,384  1,341,174       0.0%
#   INVENIA Co., Ltd.                       125,957    476,593       0.0%
#   Inzi Controls Co., Ltd.                  96,714    655,656       0.0%
#   INZI Display Co., Ltd.                  124,958    203,474       0.0%
#*  Iones Co., Ltd.                          70,394    901,845       0.0%
    IS Dongseo Co., Ltd.                    150,381  4,585,049       0.0%
#   ISC Co., Ltd.                            85,572  1,230,502       0.0%
#   ISU Chemical Co., Ltd.                  121,505  1,504,671       0.0%
#   IsuPetasys Co., Ltd.                    276,817  1,063,402       0.0%
#   It's Hanbul Co., Ltd.                    12,358    685,402       0.0%
#   J.ESTINA Co., Ltd.                       83,662    796,837       0.0%
#   Jahwa Electronics Co., Ltd.              97,182  1,538,401       0.0%
#   JASTECH, Ltd.                           111,800  1,364,928       0.0%
#*  Jayjun Cosmetic Co., Ltd.               240,469  5,751,816       0.0%
    JB Financial Group Co., Ltd.          1,401,399  8,026,383       0.1%
#   JC Hyun System, Inc.                     68,161    494,114       0.0%
*   Jcontentree Corp.                       455,946  3,112,890       0.0%
#   Jeil Pharma Holdings, Inc.                8,061    228,119       0.0%
    Jeil Pharmaceutical Co., Ltd.            19,048    716,264       0.0%
    Jeju Air Co., Ltd.                       58,161  2,644,567       0.0%
#*  Jeju Semiconductor Corp.                 83,002    423,743       0.0%
#*  Jeongsan Aikang Co., Ltd.               125,996    370,376       0.0%
    Jinro Distillers Co., Ltd.               12,438    365,739       0.0%
#   Jinsung T.E.C.                           76,654    810,422       0.0%
#   JLS Co., Ltd.                            36,730    254,084       0.0%
#   JS Corp.                                 24,465    339,389       0.0%
#   Jusung Engineering Co., Ltd.            358,325  3,411,116       0.0%
    JVM Co., Ltd.                            25,724  1,147,132       0.0%
#   JW Holdings Corp.                       289,709  2,333,842       0.0%
    JW Life Science Corp.                     3,456     84,248       0.0%
#   JW Pharmaceutical Corp.                  57,252  2,214,545       0.0%
#*  JYP Entertainment Corp.                 281,346  5,607,235       0.0%
    Kakao Corp.                              70,534  7,257,661       0.0%
    Kakao M Corp.                            33,711  2,816,499       0.0%
#*  Kanglim Co., Ltd.                       171,954    647,187       0.0%
    Kangnam Jevisco Co., Ltd.                34,372  1,041,878       0.0%
#   Kangwon Land, Inc.                      367,858  9,923,504       0.1%
#   KAON Media Co., Ltd.                    142,145  1,299,099       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    KB Financial Group, Inc.                553,115 $31,425,248       0.1%
    KB Financial Group, Inc. ADR            460,499  25,972,144       0.1%
#*  KB Metal Co., Ltd.                       62,702     161,302       0.0%
    KC Co., Ltd.                             88,020   1,680,040       0.0%
    KC Cottrell Co., Ltd.                     5,541      30,213       0.0%
#   KC Green Holdings Co., Ltd.             162,216     834,493       0.0%
#   KC Tech Co., Ltd.                        87,364   1,721,918       0.0%
#   KCC Corp.                                38,281  13,973,353       0.1%
#   KCC Engineering & Construction Co.,
      Ltd.                                   52,946     474,625       0.0%
#*  KD Construction Co., Ltd.             3,108,662     464,289       0.0%
#   KEC Corp.                             1,122,700   1,371,263       0.0%
#   KEPCO Engineering & Construction
      Co., Inc.                              53,233   1,830,756       0.0%
#   KEPCO Plant Service & Engineering
      Co., Ltd.                              96,518   4,563,220       0.0%
#   Keyang Electric Machinery Co., Ltd.     216,533     978,945       0.0%
#*  KEYEAST Co., Ltd.                       738,123   1,848,246       0.0%
#   KG Chemical Corp.                       119,239   3,148,668       0.0%
    KG Eco Technology Service Co., Ltd.     230,419     965,039       0.0%
    Kginicis Co., Ltd.                      104,431   2,270,526       0.0%
#   KGMobilians Co., Ltd.                   183,389   1,587,247       0.0%
#*  KH Vatec Co., Ltd.                       73,724     804,108       0.0%
    Kia Motors Corp.                      1,008,053  31,123,321       0.1%
    KISCO Corp.                              49,602   1,778,715       0.0%
    KISCO Holdings Co., Ltd.                  7,638     508,461       0.0%
#   Kishin Corp.                             42,990     181,316       0.0%
    KISWIRE, Ltd.                            68,470   1,877,695       0.0%
#*  Kiwi Media Group Co., Ltd.            1,109,905     633,914       0.0%
#   KIWOOM Securities Co., Ltd.              73,101   8,023,925       0.1%
#   KL-Net Corp.                            124,486     567,284       0.0%
#*  KleanNara Co., Ltd.                     175,626     682,178       0.0%
*   KMH Co., Ltd.                           189,376   1,466,263       0.0%
*   KMH Hitech Co., Ltd.                     53,654      51,469       0.0%
#*  KMW Co., Ltd.                            52,978   1,236,197       0.0%
    Kocom Co., Ltd.                          25,809     190,109       0.0%
#   Kodaco Co., Ltd.                        454,566   1,298,881       0.0%
*   KODI-M Co., Ltd.                        205,929     366,336       0.0%
    Koh Young Technology, Inc.               91,939   8,730,439       0.1%
    Kolmar BNH Co., Ltd.                     78,774   2,274,977       0.0%
    Kolon Corp.                              53,910   2,604,579       0.0%
#   Kolon Global Corp.                       97,551   1,051,460       0.0%
#   Kolon Industries, Inc.                  128,297   8,174,116       0.1%
#*  Kolon Life Science, Inc.                 25,294   1,868,108       0.0%
    Kolon Plastic, Inc.                      99,256     718,389       0.0%
    Komelon Corp.                            19,563     159,866       0.0%
#*  Komipharm International Co., Ltd.        59,209   2,152,140       0.0%
#*  KONA I Co., Ltd.                        114,595   1,080,213       0.0%
#   Kook Soon Dang Brewery Co., Ltd.        144,490     816,503       0.0%
#   Kopla Co., Ltd.                          93,198     352,154       0.0%
#*  Korea Aerospace Industries, Ltd.        242,168   9,732,040       0.1%
    Korea Airport Service Co., Ltd.             449      18,985       0.0%
#   Korea Alcohol Industrial Co., Ltd.      183,252   1,671,642       0.0%
#   Korea Asset In Trust Co., Ltd.          108,841     629,397       0.0%
#   Korea Autoglass Corp.                    96,796   1,515,425       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Korea Cast Iron Pipe Industries Co.,
      Ltd.                                   64,280 $   850,855       0.0%
#*  Korea Circuit Co., Ltd.                 137,372   1,084,043       0.0%
    Korea District Heating Corp.             28,061   2,111,792       0.0%
    Korea Electric Power Corp.              380,902  13,324,617       0.1%
#   Korea Electric Power Corp. Sponsored
      ADR                                   707,559  12,304,451       0.1%
    Korea Electric Terminal Co., Ltd.        46,162   2,186,011       0.0%
#   Korea Electronic Certification
      Authority, Inc.                       109,586     712,008       0.0%
#   Korea Electronic Power Industrial
      Development Co., Ltd.                  93,274     359,699       0.0%
#   Korea Export Packaging Industrial
      Co., Ltd.                              11,810     281,901       0.0%
*   Korea Flange Co., Ltd.                   30,363     312,713       0.0%
    Korea Fuel-Tech Corp.                    66,682     170,865       0.0%
*   Korea Gas Corp.                         166,005   8,485,086       0.1%
#   Korea Industrial Co., Ltd.               46,780     158,508       0.0%
*   Korea Information & Communications
      Co, Ltd.                              152,736   1,825,403       0.0%
#   Korea Information Certificate
      Authority, Inc.                       105,543     543,436       0.0%
    Korea Investment Holdings Co., Ltd.     241,270  20,380,399       0.1%
#   Korea Kolmar Co., Ltd.                   96,496   7,359,383       0.0%
    Korea Kolmar Holdings Co., Ltd.          40,766   2,172,969       0.0%
#*  Korea Line Corp.                        129,726   3,453,016       0.0%
#*  Korea Materials & Analysis Corp.         49,129     604,150       0.0%
    Korea Petrochemical Ind Co., Ltd.        31,540   8,070,392       0.1%
    Korea Real Estate Investment & Trust
      Co., Ltd.                             309,096     887,331       0.0%
#   Korea United Pharm, Inc.                 57,626   1,520,777       0.0%
    Korea Zinc Co., Ltd.                     33,804  13,681,411       0.1%
    Korean Air Lines Co., Ltd.              479,088  15,225,759       0.1%
    Korean Reinsurance Co.                  859,446   9,469,010       0.1%
#   Kortek Corp.                            128,288   1,993,194       0.0%
    KPX Chemical Co., Ltd.                   16,126     905,549       0.0%
#*  KR Motors Co., Ltd.                     240,304     149,545       0.0%
#*  KSCB Co., Ltd.                          109,654     400,136       0.0%
#   Ksign Co., Ltd.                         184,644     324,875       0.0%
    KSS LINE, Ltd.                           91,938     723,068       0.0%
    KT Corp.                                 35,348     898,752       0.0%
    KT Corp. Sponsored ADR                  309,798   4,160,587       0.0%
*   KT Hitel Co., Ltd.                      100,170     545,751       0.0%
    KT Skylife Co., Ltd.                    260,993   3,042,793       0.0%
#   KT Submarine Co., Ltd.                  115,335     563,395       0.0%
    KT&G Corp.                              389,610  35,626,831       0.1%
#*  KTB Investment & Securities Co., Ltd.   517,760   3,167,204       0.0%
    KTCS Corp.                              313,241     681,659       0.0%
#   Ktis Corp.                              284,783     767,397       0.0%
#*  Kuk Il Paper Manufacturing Co., Ltd.    363,623     284,164       0.0%
#   Kuk Young G&M                            79,758     114,796       0.0%
#   Kukbo Design Co., Ltd.                   30,319     598,784       0.0%
    Kukdo Chemical Co., Ltd.                 38,266   2,475,612       0.0%
#   Kukdong Oil & Chemicals Co., Ltd.        45,496     157,107       0.0%
#   Kukje Pharma Co., Ltd.                   73,552     414,608       0.0%
*   Kum Yang Co., Ltd. .                     19,425      41,907       0.0%
*   Kumho Electric Co., Ltd.                 20,272     154,368       0.0%
    Kumho Industrial Co., Ltd.              181,995   2,239,055       0.0%
    Kumho Petrochemical Co., Ltd.           113,164  11,317,278       0.1%
#*  Kumho Tire Co., Inc.                  1,371,631   7,904,466       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Kumkang Kind Co., Ltd.                   29,341 $   912,134       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.     335,820   2,883,425       0.0%
#*  Kwang Myung Electric Co., Ltd.          394,279   1,647,681       0.0%
    Kwangju Bank Co., Ltd.                  304,294   3,178,159       0.0%
#*  Kyeryong Construction Industrial
      Co., Ltd.                              28,968     521,079       0.0%
    Kyobo Securities Co., Ltd.              214,211   2,067,799       0.0%
    Kyongbo Pharmaceutical Co., Ltd.        115,440   1,515,213       0.0%
    Kyung Dong Navien Co., Ltd.              39,371   2,184,065       0.0%
#*  Kyung Nam Pharm Co., Ltd.               107,722   1,734,767       0.0%
#   Kyung-In Synthetic Corp.                299,603   1,602,258       0.0%
#   Kyungbang, Ltd.                         103,263   1,439,722       0.0%
#   Kyungchang Industrial Co., Ltd.         114,559     361,052       0.0%
    KyungDong City Gas Co., Ltd.             20,582     775,544       0.0%
#   KyungDong Invest Co., Ltd.                7,800     316,117       0.0%
#   Kyungdong Pharm Co., Ltd.                65,542   1,531,083       0.0%
#   L&F Co., Ltd.                           134,032   4,752,065       0.0%
#*  L&K Biomed Co., Ltd.                     26,871     263,630       0.0%
#*  LabGenomics Co., Ltd.                    30,845     315,946       0.0%
#*  LB Semicon, Inc.                        450,341   1,017,106       0.0%
#   LEADCORP, Inc. (The)                    206,743   1,271,908       0.0%
#*  Leaders Cosmetics Co., Ltd.              79,269   1,674,001       0.0%
    Lee Ku Industrial Co., Ltd.             244,339     564,306       0.0%
    LEENO Industrial, Inc.                   78,837   4,211,357       0.0%
#*  Leenos Corp.                            142,032     480,843       0.0%
    LF Corp.                                208,548   5,484,382       0.0%
    LG Chem, Ltd.                           230,246  77,069,944       0.3%
    LG Corp.                                280,490  21,217,599       0.1%
#   LG Display Co., Ltd.                  2,421,307  52,867,087       0.2%
#   LG Display Co., Ltd. ADR                865,280   9,345,024       0.1%
#   LG Electronics, Inc.                    892,670  84,641,890       0.3%
#   LG Hausys, Ltd.                          80,199   6,096,049       0.0%
#   LG Household & Health Care, Ltd.         41,152  52,546,124       0.2%
#   LG Innotek Co., Ltd.                    112,878  12,171,030       0.1%
    LG International Corp.                  348,127   8,579,321       0.1%
    LG Uplus Corp.                        1,701,300  19,476,992       0.1%
#   LIG Nex1 Co., Ltd.                       74,032   2,730,869       0.0%
#   Lion Chemtech Co., Ltd.                  48,354     577,012       0.0%
#*  LIS Co., Ltd.                            38,564     473,022       0.0%
#*  Liveplex Co., Ltd.                      593,203     731,316       0.0%
#   LMS Co., Ltd.                            35,029     257,517       0.0%
#   Lock & Lock Co., Ltd.                    80,519   1,771,582       0.0%
#   LOT Vacuum Co., Ltd.                    110,602   1,358,978       0.0%
#   Lotte Chemical Corp.                    154,753  59,591,788       0.2%
    LOTTE Fine Chemical Co., Ltd.           149,679   9,530,517       0.1%
    Lotte Food Co., Ltd.                        244     169,807       0.0%
    LOTTE Himart Co., Ltd.                   82,410   5,726,312       0.0%
    Lotte Non-Life Insurance Co., Ltd.      921,634   2,656,184       0.0%
#   Lotte Shopping Co., Ltd.                 34,911   8,323,071       0.1%
#*  Lotte Tour Development Co., Ltd.          3,273      65,117       0.0%
    LS Cable & System Asia, Ltd.             54,545     359,257       0.0%
    LS Corp.                                156,838  11,372,240       0.1%
    LS Industrial Systems Co., Ltd.         110,952   7,084,427       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Lumens Co., Ltd.                        444,430 $ 1,652,621       0.0%
#   Lutronic Corp.                           75,044   1,240,355       0.0%
#   LVMC Holdings                           249,295   1,171,982       0.0%
    Macquarie Korea Infrastructure Fund   2,089,080  17,498,246       0.1%
#*  Macrogen, Inc.                           59,215   2,417,983       0.0%
    Maeil Holdings Co., Ltd.                 97,506   1,462,031       0.0%
#*  Majestar Co., Ltd.                       77,416      80,185       0.0%
#   Mando Corp.                              55,271  11,693,500       0.1%
#*  Maniker Co., Ltd.                       311,979     241,638       0.0%
#   Mcnex Co., Ltd.                          69,421   1,107,343       0.0%
#   Mediana Co., Ltd.                        27,160     267,249       0.0%
#*  Medifron DBT Co., Ltd.                   35,548     226,315       0.0%
    Medy-Tox, Inc.                           29,295  19,039,574       0.1%
#   Meerecompany, Inc.                       17,531   2,367,116       0.0%
#   MegaStudy Co., Ltd.                      22,456     772,744       0.0%
#   MegaStudyEdu Co., Ltd.                   12,495   1,538,462       0.0%
#*  Melfas, Inc.                            168,601     619,988       0.0%
    Meritz Financial Group, Inc.            362,011   4,713,252       0.0%
    Meritz Fire & Marine Insurance Co.,
      Ltd.                                  506,770   9,905,169       0.1%
    Meritz Securities Co., Ltd.           2,283,609   8,816,321       0.1%
#   META BIOMED Co., Ltd.                   112,517     550,834       0.0%
#*  Mgame Corp.                             159,392     682,584       0.0%
#*  MGENPLUS Co., Ltd.                       61,383     899,068       0.0%
    Mi Chang Oil Industrial Co., Ltd.         3,580     267,065       0.0%
#*  MiCo, Ltd.                              418,598   1,873,395       0.0%
*   Midong & Cinema Co., Ltd.                 7,187      29,568       0.0%
#   Minwise Co., Ltd.                        99,602   2,242,372       0.0%
    Mirae Asset Daewoo Co., Ltd.          1,435,582  12,998,176       0.1%
    Mirae Asset Life Insurance Co., Ltd.    397,000   2,024,923       0.0%
#*  Mirae Corp.                           2,667,207     556,903       0.0%
    Miwon Chemicals Co., Ltd.                 1,485      77,597       0.0%
*   Miwon Commercial Co., Ltd.                  510     111,713       0.0%
*   Miwon Holdings Co., Ltd.                  3,107     128,752       0.0%
#   Miwon Specialty Chemical Co., Ltd.       10,292     568,392       0.0%
#   MK Electron Co., Ltd.                   263,244   2,441,116       0.0%
#*  MNTech Co., Ltd.                        215,905     837,908       0.0%
#   Mobase Co., Ltd.                        191,674     832,483       0.0%
#*  Moda, Inc.                               68,154     502,197       0.0%
#*  Moda-InnoChips Co., Ltd.                 34,587     310,654       0.0%
    Modetour Network, Inc.                  119,659   4,137,053       0.0%
#   Monalisa Co., Ltd.                       90,283     414,548       0.0%
    MonAmi Co., Ltd.                         38,910     125,387       0.0%
    Moorim P&P Co., Ltd.                    317,482   1,940,819       0.0%
#   Moorim Paper Co., Ltd.                  182,981     567,864       0.0%
#   Motonic Corp.                            84,710     812,350       0.0%
#*  MPK Group, Inc.                         104,321      48,166       0.0%
    Muhak Co., Ltd.                         129,432   2,048,699       0.0%
#   Multicampus Co, Ltd.                     17,579     534,019       0.0%
#   Myungmoon Pharm Co., Ltd.               149,885   1,149,110       0.0%
#   Namhae Chemical Corp.                   196,448   3,331,496       0.0%
#*  Namsun Aluminum Co., Ltd.               981,281   1,080,447       0.0%
#*  Namuga Co., Ltd.                          8,126     159,694       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Namyang Dairy Products Co., Ltd.        3,063 $ 1,941,845       0.0%
    Nasmedia Co., Ltd.                     19,432   1,276,042       0.0%
#*  Nature & Environment Co., Ltd.         33,161      80,681       0.0%
#*  Naturecell Co., Ltd.                   35,068   1,084,114       0.0%
#   NAVER Corp.                            86,601  57,749,213       0.2%
#   NCSoft Corp.                           40,590  13,604,670       0.1%
#   NeoPharm Co., Ltd.                     46,801   2,573,360       0.0%
#*  Neowiz                                147,701   2,397,013       0.0%
*   Neowiz Holdings Corp.                  63,040     848,824       0.0%
#   NEPES Corp.                           286,512   2,314,676       0.0%
#   Netmarble Corp.                        10,307   1,412,032       0.0%
#*  Neuros Co., Ltd.                       51,922     394,690       0.0%
    Nexen Corp.                           241,133   1,621,259       0.0%
    Nexen Tire Corp.                      384,770   4,336,446       0.0%
#*  Nexon GT Co., Ltd.                     91,376     955,031       0.0%
#*  Next Entertainment World Co., Ltd.     73,514     573,221       0.0%
#   Nexturn Co., Ltd.                      70,897     840,900       0.0%
    NH Investment & Securities Co., Ltd.  965,930  13,938,744       0.1%
*   NHN BUGS Corp.                         25,784     202,117       0.0%
*   NHN Entertainment Corp.               108,600   6,225,144       0.0%
#*  NHN KCP Corp.                         139,254   1,942,416       0.0%
#   NI Steel Co., Ltd.                     21,389      71,314       0.0%
    NICE Holdings Co., Ltd.               203,686   3,782,420       0.0%
#   Nice Information &
      Telecommunication, Inc.              64,345   1,520,883       0.0%
#   NICE Information Service Co., Ltd.    361,764   3,348,925       0.0%
#   NICE Total Cash Management Co., Ltd.  192,224   2,322,263       0.0%
#*  NK Co., Ltd.                          967,496   2,039,821       0.0%
#   Nong Shim Holdings Co., Ltd.           19,261   1,915,752       0.0%
#   Nong Woo Bio Co., Ltd.                 81,978   1,458,143       0.0%
    NongShim Co., Ltd.                     15,205   4,595,715       0.0%
    Noroo Holdings Co., Ltd.               18,672     279,098       0.0%
#   NOROO Paint & Coatings Co., Ltd.      101,861     844,981       0.0%
    NPC                                    83,760     424,842       0.0%
#   NS Shopping Co., Ltd.                 174,046   2,276,586       0.0%
*   nTels Co., Ltd.                         7,472      88,099       0.0%
#*  Nuri Telecom Co., Ltd.                 46,977     409,185       0.0%
#*  NUTRIBIOTECH Co., Ltd.                 76,140   1,974,074       0.0%
#*  NUVOTEC Co., Ltd.                      46,960      75,405       0.0%
    OCI Co., Ltd.                         114,290  16,567,530       0.1%
#*  Omnisystem Co., Ltd.                  357,374     941,956       0.0%
#   Openbase, Inc.                        120,842     370,271       0.0%
#   Opto Device Technology Co., Ltd.      125,010     940,068       0.0%
#   OptoElectronics Solutions Co., Ltd.    52,126     539,988       0.0%
#*  OPTRON-TEC, Inc.                      286,837   1,644,308       0.0%
#*  Orbitech Co., Ltd.                    186,460   1,529,411       0.0%
#*  Orientbio, Inc.                       285,580     287,236       0.0%
    Orion Corp.                            30,176   3,502,945       0.0%
#   Orion Holdings Corp.                  427,212   9,756,987       0.1%
#*  OSANGJAIEL Co., Ltd.                   42,523     426,778       0.0%
#*  Osstem Implant Co., Ltd.              107,352   5,502,600       0.0%
    Osung Advanced Materials Co., Ltd.()   93,987      69,079       0.0%
#*  Osung Advanced Materials Co.,
      Ltd.(6383404)                       172,972     521,602       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Ottogi Corp.                              3,653 $ 2,708,926       0.0%
#   Paik Kwang Industrial Co., Ltd.         134,470     429,438       0.0%
#*  Pan Ocean Co., Ltd.                   1,463,788   7,474,405       0.0%
#*  Pan-Pacific Co., Ltd.                   292,764     909,611       0.0%
#   Pang Rim Co., Ltd.                        5,145      98,185       0.0%
#*  PaperCorea, Inc.                        310,087     434,300       0.0%
#   Paradise Co., Ltd.                      110,302   2,393,767       0.0%
#   Partron Co., Ltd.                       376,232   2,946,195       0.0%
#*  Paru Co., Ltd.                          275,716     942,259       0.0%
#*  PATI Games Corp.                         37,034     367,549       0.0%
#*  Paxnet Co., Ltd.                         42,957     350,688       0.0%
#*  People & Technologies, Inc.              56,315     693,319       0.0%
#   Pharma Research Products Co., Ltd.       17,341     792,459       0.0%
#*  Phoenix Materials Co., Ltd.             162,456     184,382       0.0%
#   Pixelplus Co., Ltd.                      15,194     124,529       0.0%
#*  PNE Solution Co., Ltd.                   64,032     935,857       0.0%
#*  Pobis TNC Co., Ltd.                     249,537     343,122       0.0%
    POSCO                                   126,531  43,597,606       0.2%
    POSCO Sponsored ADR                     507,145  43,031,253       0.2%
#   POSCO Chemtech Co., Ltd.                109,089   3,715,275       0.0%
    POSCO Coated & Color Steel Co., Ltd.     29,123     736,335       0.0%
    Posco Daewoo Corp.                      289,642   6,079,716       0.0%
#   Posco ICT Co., Ltd.                     384,591   2,505,680       0.0%
#   Posco M-Tech Co., Ltd.                  145,597     819,807       0.0%
#*  Power Logics Co., Ltd.                  404,642   1,740,218       0.0%
*   Prostemics Co., Ltd.                      7,915      75,225       0.0%
#   Protec Co., Ltd.                         51,180     910,368       0.0%
#   PS TEC Co., Ltd.                         57,269     323,376       0.0%
    PSK, Inc.                               160,966   3,453,923       0.0%
#   Pulmuone Co., Ltd.                        8,250   1,152,010       0.0%
#   Pungkuk Alcohol Industry Co., Ltd.       51,541     570,601       0.0%
#   Pyeong Hwa Automotive Co., Ltd.         145,036   1,416,606       0.0%
#*  RaonSecure Co., Ltd.                    211,560     730,769       0.0%
    Rayence Co., Ltd.                        39,929     713,891       0.0%
#*  Redrover Co., Ltd.                      316,156   1,013,588       0.0%
#   Reyon Pharmaceutical Co., Ltd.           30,379     705,390       0.0%
    RFTech Co., Ltd.                        202,939     917,064       0.0%
#   Robostar Co., Ltd.                       69,093   1,308,893       0.0%
    Rorze Systems Corp.                      16,990      66,984       0.0%
#   S Net Systems, Inc.                     116,095     584,606       0.0%
#   S&S Tech Corp.                          166,405     692,913       0.0%
#*  S&T Corp.                                11,003     151,848       0.0%
*   S&T Dynamics Co., Ltd.                  224,508   1,537,554       0.0%
    S&T Holdings Co., Ltd.                   83,154   1,020,407       0.0%
#   S&T Motiv Co., Ltd.                      79,301   2,428,604       0.0%
    S-1 Corp.                               108,513   9,950,763       0.1%
#*  S-Connect Co., Ltd.                     828,319   1,943,860       0.0%
#   S-Energy Co., Ltd.                      128,096     943,362       0.0%
#*  S-MAC Co., Ltd.                         861,286   1,968,222       0.0%
#   S-Oil Corp.                             185,616  19,036,548       0.1%
#*  S.Y. Panel Co., Ltd.                    122,424   1,124,466       0.0%
    Sajo Industries Co., Ltd.                30,040   1,982,642       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                          --------- -------------- ---------------
SOUTH KOREA -- (Continued)
#*  Sajodongaone Co., Ltd.                  207,543 $      316,303       0.0%
#   Sam Chun Dang Pharm Co., Ltd.           121,557      5,238,969       0.0%
#*  SAM KANG M&T Co., Ltd.                   98,037        600,628       0.0%
    Sam Young Electronics Co., Ltd.         123,654      1,397,191       0.0%
#   Sam Yung Trading Co., Ltd.               82,535      1,349,897       0.0%
#   Sam-A Pharm Co., Ltd.                     6,959        147,697       0.0%
#   Sambo Motors Co., Ltd.                  102,948        956,081       0.0%
    Samchully Co., Ltd.                      23,615      2,461,997       0.0%
    Samchuly Bicycle Co., Ltd.               69,792        603,904       0.0%
#   Samho Development Co., Ltd.             203,390      1,308,915       0.0%
#*  Samho International Co., Ltd.            17,488        264,084       0.0%
#   SAMHWA Paints Industrial Co., Ltd.       89,693        650,446       0.0%
#   Samick Musical Instruments Co., Ltd.    541,812      1,280,757       0.0%
#   Samick THK Co., Ltd.                     96,922      1,572,695       0.0%
#   Samil Pharmaceutical Co., Ltd.            9,635        305,372       0.0%
#   Samji Electronics Co., Ltd.             130,722      1,678,327       0.0%
#*  Samjin LND Co., Ltd.                     95,857        250,290       0.0%
#   Samjin Pharmaceutical Co., Ltd.          96,586      4,026,752       0.0%
#   Samkee Automotive Co., Ltd.             275,558        862,922       0.0%
#   Samkwang Glass Co., Ltd.                 25,789      1,044,203       0.0%
    Sammok S-Form Co., Ltd.                 111,576      1,617,131       0.0%
#   SAMPYO Cement Co., Ltd.                 114,277        596,701       0.0%
#*  Samsung Biologics Co., Ltd.              17,541      7,966,959       0.1%
    Samsung C&T Corp.                       163,976     21,387,809       0.1%
    Samsung Card Co., Ltd.                  193,542      6,749,186       0.0%
#   Samsung Climate Control Co., Ltd.         5,930         65,796       0.0%
#   Samsung Electro-Mechanics Co., Ltd.     201,000     22,071,156       0.1%
    Samsung Electronics Co., Ltd.           482,484  1,195,595,273       4.0%
*   Samsung Engineering Co., Ltd.           319,634      5,323,425       0.0%
    Samsung Fire & Marine Insurance Co.,
      Ltd.                                  138,471     34,574,795       0.1%
#*  Samsung Heavy Industries Co., Ltd.    2,717,968     18,579,278       0.1%
    Samsung Life Insurance Co., Ltd.        187,304     20,447,407       0.1%
#*  Samsung Pharmaceutical Co., Ltd.        167,749        611,422       0.0%
    Samsung SDI Co., Ltd.                   175,178     29,829,255       0.1%
    Samsung SDS Co., Ltd.                    76,351     17,342,220       0.1%
    Samsung Securities Co., Ltd.            459,783     15,813,384       0.1%
#   SAMT Co., Ltd.                          625,150      1,158,412       0.0%
#   Samwha Capacitor Co., Ltd.               98,324      5,902,144       0.0%
#   Samwha Electric Co., Ltd.                22,762        361,295       0.0%
#   Samyang Corp.                            28,039      2,335,988       0.0%
#   Samyang Foods Co., Ltd.                  21,466      1,794,937       0.0%
#   Samyang Holdings Corp.                   41,727      4,319,902       0.0%
#   Samyang Tongsang Co., Ltd.               19,586        805,294       0.0%
#   Samyoung M-Tek Co., Ltd.                 34,531        152,443       0.0%
#   Sang-A Frontec Co., Ltd.                 48,694        715,554       0.0%
#*  Sangbo Corp.                            227,166        389,967       0.0%
*   Sangsangin Co., Ltd.                    367,421      7,427,236       0.0%
    Sangsin Brake                            35,312        234,398       0.0%
#   SaraminHR Co, Ltd.                       39,297        788,400       0.0%
#   Satrec Initiative Co., Ltd.              11,491        319,617       0.0%
#   SAVEZONE I&C Corp.                      126,057        522,005       0.0%
#*  SBI Investment Korea Co., Ltd.        1,048,626      1,303,236       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
*   SBS Contents Hub Co., Ltd.               33,928 $   275,406       0.0%
#*  SBS Media Holdings Co., Ltd.            532,665   1,470,832       0.0%
#*  SBW                                   1,251,740   1,772,886       0.0%
#*  SDN Co., Ltd.                           146,326     261,323       0.0%
    Seah Besteel Corp.                      155,677   3,923,278       0.0%
    SeAH Holdings Corp.                       4,327     556,505       0.0%
#   SeAH Steel Corp.                         39,979   3,479,632       0.0%
    Sebang Co., Ltd.                        100,283   1,245,264       0.0%
    Sebang Global Battery Co., Ltd.          82,210   2,498,330       0.0%
#   Sebo Manufacturing Engineer Corp.        36,281     414,997       0.0%
*   Seegene, Inc.                            83,259   2,702,080       0.0%
#   Sejong Industrial Co., Ltd.             139,689   1,026,510       0.0%
#*  Sejong Telecom, Inc.                  3,252,088   1,937,928       0.0%
#*  Sejoong Co., Ltd.                        79,996     207,741       0.0%
#*  Sekonix Co., Ltd.                       106,449     988,602       0.0%
#*  Selvas AI, Inc.                          76,838     485,231       0.0%
#   Sempio Foods Co.                          8,094     282,318       0.0%
#   Semyung Electric Machinery Co., Ltd.     27,707     275,463       0.0%
#*  Seobu T&D                               215,827   2,120,118       0.0%
#   Seohan Co., Ltd.                      1,005,364   2,416,383       0.0%
#   Seohee Construction Co., Ltd.         2,225,697   2,584,201       0.0%
#   Seondo Electric Co., Ltd.                25,059     170,234       0.0%
#   Seoul Auction Co., Ltd.                  50,625     435,133       0.0%
#*  Seoul Electronics & Telecom              73,908      96,098       0.0%
#*  Seoul Food Industrial Co., Ltd.       1,373,035     310,476       0.0%
#   Seoul Pharma Co., Ltd.                   27,475     328,218       0.0%
#   Seoul Semiconductor Co., Ltd.           354,462   6,247,160       0.0%
*   Seouleaguer Co., Ltd.                    45,929     184,605       0.0%
#   Seoulin Bioscience Co., Ltd.             34,410     431,439       0.0%
#   SEOWONINTECH Co., Ltd.                  115,985     751,462       0.0%
#   Seoyon Co., Ltd.                        143,004     818,619       0.0%
    Seoyon E-Hwa Co., Ltd.                   79,778     614,966       0.0%
#*  Sewon Cellontech Co., Ltd.              459,240   2,054,512       0.0%
    Sewon Precision Industry Co., Ltd.        8,303      94,798       0.0%
#   SEWOONMEDICAL Co., Ltd.                 134,747     574,913       0.0%
    SFA Engineering Corp.                   215,860   6,525,208       0.0%
*   SFA Semicon Co, Ltd.                  1,052,821   2,311,165       0.0%
#*  SFC Co., Ltd.                            79,611     549,335       0.0%
#*  SG Corp.                              1,122,334     912,929       0.0%
#*  SG&G Corp.                              236,478     562,891       0.0%
#*  SGA Co., Ltd.                           570,544     464,383       0.0%
#   SH Energy & Chemical Co., Ltd.        1,095,679   1,718,244       0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.     225,378   2,165,590       0.0%
    Shinhan Financial Group Co., Ltd.     1,039,410  46,281,458       0.2%
    Shinhan Financial Group Co., Ltd. ADR   333,226  14,868,544       0.1%
#   Shinil Industrial Co., Ltd.             485,981     785,836       0.0%
#   Shinsegae Engineering & Construction
      Co., Ltd.                              28,411     983,551       0.0%
#   Shinsegae Food Co., Ltd.                 11,999   1,686,158       0.0%
#   Shinsegae Information &
      Communication Co., Ltd.                12,219   1,863,048       0.0%
#   Shinsegae International, Inc.            19,294   2,408,951       0.0%
    Shinsegae, Inc.                          56,761  22,030,826       0.1%
#*  Shinsung E&G Energy Co., Ltd.           582,918     872,637       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                          --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#*  Shinsung Tongsang Co., Ltd.           1,006,854 $  1,194,666       0.0%
#*  Shinwha Intertek Corp.                  240,196      606,486       0.0%
*   Shinwon Construction Co., Ltd.           17,181       97,605       0.0%
#*  Shinwon Corp.                           531,110    1,748,001       0.0%
    Shinyoung Securities Co., Ltd.           27,443    1,498,711       0.0%
#   SHOWBOX Corp.                           435,315    2,172,614       0.0%
#*  Signetics Corp.                         718,131    1,032,371       0.0%
#   SIGONG TECH Co., Ltd.                    90,226      753,838       0.0%
    Silicon Works Co., Ltd.                  64,421    2,250,433       0.0%
#   Silla Co., Ltd.                          67,970    1,061,333       0.0%
#   SIMMTECH Co., Ltd.                      245,973    1,855,426       0.0%
#   SIMMTECH HOLDINGS Co., Ltd.             297,091      594,242       0.0%
    SIMPAC, Inc.                            132,063      526,898       0.0%
    Sindoh Co., Ltd.                         36,842    2,084,334       0.0%
#   Sinil Pharm Co., Ltd.                    15,161      187,599       0.0%
    SJM Co., Ltd.                            47,500      189,097       0.0%
#   SK Bioland Co., Ltd.                     61,103    1,187,986       0.0%
*   SK Chemicals Co., Ltd.                   51,066    4,821,148       0.0%
#   SK D&D Co., Ltd.                         29,503      814,515       0.0%
#   SK Discovery Co., Ltd.                   47,558    1,890,338       0.0%
    SK Gas, Ltd.                             45,720    4,008,409       0.0%
    SK Holdings Co., Ltd.                   261,617   71,612,157       0.3%
#   SK Hynix, Inc.                        3,141,984  247,098,130       0.9%
    SK Innovation Co., Ltd.                 275,113   50,413,424       0.2%
#   SK Materials Co., Ltd.                   42,116    6,048,680       0.0%
    SK Networks Co., Ltd.                 1,007,512    5,282,941       0.0%
#*  SK Securities Co., Ltd.               3,458,509    3,897,467       0.0%
    SK Telecom Co., Ltd.                     56,504   12,072,840       0.1%
    SK Telecom Co., Ltd. ADR                122,524    2,909,945       0.0%
    SKC Co., Ltd.                           228,842    8,106,342       0.1%
#*  SKC Solmics Co., Ltd.                   368,607    1,665,281       0.0%
    SKCKOLONPI, Inc.                        107,592    4,321,749       0.0%
#*  Skin n Skin Co., Ltd.                   465,092      421,058       0.0%
    SL Corp.                                151,202    3,129,182       0.0%
#*  SM Culture & Contents Co., Ltd.         166,971      441,649       0.0%
#*  SM Entertainment Co.                     70,822    2,353,655       0.0%
#   SMEC Co., Ltd.                          250,414      900,568       0.0%
*   SNTEK Co., Ltd.                           5,277       31,065       0.0%
#*  SNU Precision Co., Ltd.                 138,479      430,211       0.0%
#*  Solborn, Inc.                           148,635      852,372       0.0%
#*  Solco Biomedical Co., Ltd.              742,280      516,022       0.0%
#*  Solid, Inc.                             165,177      725,534       0.0%
#   Songwon Industrial Co., Ltd.            154,486    4,155,575       0.0%
#*  Sonokong Co., Ltd.                      165,220      568,573       0.0%
#*  Soosan Heavy Industries Co., Ltd.        69,489      133,572       0.0%
#   Soulbrain Co., Ltd.                      97,342    5,341,223       0.0%
#   SPC Samlip Co., Ltd.                     18,390    2,214,077       0.0%
#   SPG Co., Ltd.                            73,017      753,577       0.0%
#   Spigen Korea Co., Ltd.                   25,521    1,230,280       0.0%
#   Ssangyong Cement Industrial Co., Ltd.   206,788    5,768,028       0.0%
*   Ssangyong Motor Co.                     318,519    1,500,889       0.0%
#   Suheung Co., Ltd.                        50,869    1,615,571       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Sun Kwang Co., Ltd.                      22,105 $  437,749       0.0%
#*  Sunchang Corp.                           62,367    421,586       0.0%
#*  SundayToz Corp.                          34,964  1,456,465       0.0%
#   Sung Bo Chemicals Co., Ltd.              57,652    348,652       0.0%
#   Sung Kwang Bend Co., Ltd.               248,607  2,909,719       0.0%
#*  Sungchang Enterprise Holdings, Ltd.     680,817  1,938,207       0.0%
#   Sungdo Engineering & Construction
      Co., Ltd.                             120,856    816,471       0.0%
#*  Sungshin Cement Co., Ltd.               216,670  1,919,873       0.0%
#   Sungwoo Hitech Co., Ltd.                480,186  2,645,265       0.0%
#*  Sunjin Co., Ltd.                        139,386  2,092,049       0.0%
#*  Sunny Electronics Corp.                 119,120    388,017       0.0%
#*  Suprema HQ, Inc.                         25,328    143,377       0.0%
#*  Suprema, Inc.                            40,238    816,077       0.0%
#*  Synopex, Inc.                           715,946  2,537,675       0.0%
#   Systems Technology, Inc.                155,960  2,695,852       0.0%
#*  T'way Holdings, Inc.                    415,127  2,297,198       0.0%
#   Tae Kyung Industrial Co., Ltd.           73,750    389,956       0.0%
    Taekwang Industrial Co., Ltd.             3,448  4,190,669       0.0%
#*  Taewoong Co., Ltd.                      118,650  2,108,165       0.0%
    Taeyoung Engineering & Construction
      Co., Ltd.                             491,874  5,352,660       0.0%
#*  Taihan Electric Wire Co., Ltd.          760,200  1,194,029       0.0%
*   Taihan Fiberoptics Co., Ltd.(BFXW137)    59,090     96,819       0.0%
#*  Taihan Fiberoptics Co., Ltd.(6278351)   252,152  1,683,321       0.0%
#*  Taihan Textile Co., Ltd.                  6,505     75,755       0.0%
#   Tailim Packaging Co., Ltd.              145,789    476,753       0.0%
#*  TBH Global Co., Ltd.                    209,967  1,362,010       0.0%
#   TechWing, Inc.                          117,024  1,993,552       0.0%
#   Telechips, Inc.                          52,440    635,792       0.0%
#*  Tellus Co., Ltd.                        669,126  1,234,554       0.0%
#   TES Co., Ltd.                           158,216  4,427,507       0.0%
#   Tesna Co., Ltd.                          66,627  1,040,523       0.0%
*   Theragen Etex Co., Ltd.                  17,491    308,697       0.0%
#*  Thinkware Systems Corp.                 106,520  1,023,853       0.0%
#*  TK Chemical Corp.                       595,268  1,210,030       0.0%
#   TK Corp.                                190,005  2,550,279       0.0%
#*  TOBESOFT Co., Ltd.                       66,764    462,489       0.0%
    Tokai Carbon Korea Co., Ltd.             51,213  3,050,814       0.0%
#   Tong Yang Moolsan Co., Ltd.             725,308  1,876,692       0.0%
    Tongyang Life Insurance Co., Ltd.       466,807  3,590,789       0.0%
    Tongyang pile, Inc.                       5,078     28,171       0.0%
#   Tongyang, Inc.                        1,789,898  3,681,788       0.0%
#   Tonymoly Co., Ltd.                       34,741    626,424       0.0%
#   Top Engineering Co., Ltd.               158,313  1,056,147       0.0%
#*  Toptec Co., Ltd.                        228,889  5,660,503       0.0%
#   Tovis Co., Ltd.                         183,122  1,492,477       0.0%
#*  Trais Co., Ltd.                          52,841     71,985       0.0%
    TS Corp.                                 34,355    802,575       0.0%
#   UBCare Co., Ltd.                        158,449    761,433       0.0%
#*  Ubiquoss Holdings, Inc.                 100,409    560,073       0.0%
#   Ubiquoss, Inc.                           24,418    549,106       0.0%
#*  Ubivelox, Inc.                           14,683    150,229       0.0%
#*  Ugint Co., Ltd.                         833,678  1,387,881       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    UIL Co., Ltd.                            84,771 $   486,055       0.0%
#   Uju Electronics Co., Ltd.                53,381     560,469       0.0%
#*  Unick Corp.                             107,839     521,491       0.0%
    Unid Co., Ltd.                           57,961   3,021,898       0.0%
#   Union Materials Corp.                   160,017     423,111       0.0%
#   Union Semiconductor Equipment &
      Materials Co., Ltd.                   235,962   2,003,970       0.0%
#   Uniquest Corp.                          114,280     835,077       0.0%
#*  Unison Co., Ltd.                        744,062   2,035,344       0.0%
#   UniTest, Inc.                           227,673   3,348,353       0.0%
    Value Added Technologies Co., Ltd.       86,874   3,231,803       0.0%
#   Very Good Tour Co., Ltd.                 24,019     292,218       0.0%
    Vessel Co., Ltd.                         10,708      57,148       0.0%
#   Viatron Technologies, Inc.               70,072     903,796       0.0%
#*  VICTEK Co., Ltd.                         75,937     201,261       0.0%
#   Vieworks Co., Ltd.                       83,432   3,016,912       0.0%
#   Visang Education, Inc.                   96,185     914,456       0.0%
#*  Vitzrocell Co., Ltd.                     67,928     172,928       0.0%
#*  W Holding Co., Ltd.                     275,256     142,276       0.0%
*   Webzen, Inc.                            122,204   3,225,477       0.0%
#*  Welcron Co., Ltd.                       177,476     835,583       0.0%
    WeMade Entertainment Co., Ltd.           43,714   2,440,586       0.0%
    Whanin Pharmaceutical Co., Ltd.          98,586   1,978,258       0.0%
#*  WillBes & Co. (The)                     670,345   1,182,394       0.0%
#   Winix, Inc.                              47,795     870,583       0.0%
    Wins Co., Ltd.                           48,598     604,443       0.0%
#   WiSoL Co., Ltd.                         303,151   3,869,227       0.0%
#*  WIZIT Co., Ltd.                         316,484     496,577       0.0%
#*  WONIK CUBE Corp.                        269,402     680,557       0.0%
#*  Wonik Holdings Co., Ltd.                345,661   2,164,079       0.0%
    WONIK IPS Co., Ltd.                     262,111   8,332,804       0.1%
#*  Wonik Materials Co., Ltd.                27,080   1,523,448       0.0%
#*  Wonik QnC Corp.                         111,255   1,476,743       0.0%
#   Wonik Tera Semicon Co., Ltd.            121,973   2,243,364       0.0%
#*  Wonpung Mulsan Co., Ltd.                116,995     618,516       0.0%
*   Woojin Plaimm Co., Ltd.                   1,088       7,044       0.0%
#*  Woongjin Co., Ltd.                      555,812   2,342,192       0.0%
#*  Woongjin Energy Co., Ltd.               140,710     799,922       0.0%
    Woongjin Thinkbig Co., Ltd.             303,790   2,005,868       0.0%
    Woori Bank                            1,934,868  28,886,492       0.1%
#   Woori Bank Sponsored ADR                  2,625     117,390       0.0%
#*  Woori Investment Bank Co., Ltd.       2,115,956   1,203,902       0.0%
#*  Woori Technology, Inc.                  110,030     329,440       0.0%
#*  Wooridul Pharmaceutical, Ltd.            75,342     832,081       0.0%
#*  Woorison F&G Co., Ltd.                  333,024     745,908       0.0%
#   Woory Industrial Co., Ltd.               75,382   2,252,112       0.0%
#   Wooshin Systems Co., Ltd.                87,332     607,014       0.0%
#   Woosu AMS Co., Ltd.                     132,228     563,598       0.0%
#   WooSung Feed Co., Ltd.                  222,792     747,095       0.0%
    Worldex Industry & Trading Co., Ltd.      5,752      30,079       0.0%
#   Y G-1 Co., Ltd.                         204,650   3,088,104       0.0%
*   YD Online Corp.                          43,252     107,799       0.0%
#*  YeaRimDang Publishing Co., Ltd.         190,097   2,031,406       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                          ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
#   Yeong Hwa Metal Co., Ltd.                172,763 $      287,657       0.0%
#   YES24 Co., Ltd.                           32,156        176,324       0.0%
#*  Yest Co., Ltd.                            20,395        295,414       0.0%
#   YG Entertainment, Inc.                    78,273      2,138,009       0.0%
*   YG Plus                                   57,200        135,880       0.0%
#*  YJM Games Co., Ltd.                      228,653        598,813       0.0%
#   YMC Co., Ltd.                             76,711      1,249,261       0.0%
#   Yong Pyong Resort Co., Ltd.              186,778      1,521,761       0.0%
#*  Yonwoo Co., Ltd.                          22,729        685,670       0.0%
    Yoosung Enterprise Co., Ltd.             173,620        540,523       0.0%
#   YooSung T&S Co., Ltd.                    140,682        529,818       0.0%
#   Youlchon Chemical Co., Ltd.              106,296      1,644,227       0.0%
#   Young Heung Iron & Steel Co., Ltd.       174,829        267,258       0.0%
#*  Young In Frontier Co., Ltd.               48,026        287,693       0.0%
    Young Poong Corp.                          2,501      1,972,529       0.0%
#   Young Poong Precision Corp.              107,084        871,227       0.0%
    Youngone Corp.                           138,824      3,874,116       0.0%
    Youngone Holdings Co., Ltd.               36,718      1,839,778       0.0%
#*  YoungWoo DSP Co., Ltd.                    95,019        371,353       0.0%
    YTN Co., Ltd.                             18,296         41,825       0.0%
#*  Yuanta Securities Korea Co., Ltd.      1,245,374      5,257,094       0.0%
    Yuhan Corp.                               29,556      6,313,315       0.0%
    YuHwa Securities Co., Ltd.                10,267        140,986       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.         265,384      2,116,709       0.0%
#*  Yuyang DNU Co., Ltd.                     112,890      1,240,733       0.0%
#   Yuyu Pharma, Inc.                         23,174        339,076       0.0%
#   Zeus Co., Ltd.                            58,860        850,296       0.0%
*   Zungwon En-Sys, Inc.                       9,089         22,810       0.0%
                                                     --------------      ----
TOTAL SOUTH KOREA                                     5,324,627,614      17.9%
                                                     --------------      ----
TAIWAN -- (14.7%)
#   A-DATA Technology Co., Ltd.            2,477,465      5,979,804       0.0%
#   ABC Taiwan Electronics Corp.             531,000        933,486       0.0%
#   Ability Enterprise Co., Ltd.           2,840,974      1,657,045       0.0%
#   Ability Opto-Electronics Technology
      Co., Ltd.                              662,000      1,053,960       0.0%
#   AcBel Polytech, Inc.                   3,948,468      2,522,689       0.0%
#   Accton Technology Corp.                3,510,369      8,023,032       0.1%
#   Ace Pillar Co., Ltd.                     178,000        164,880       0.0%
#   Acer, Inc.                            18,490,595     14,101,703       0.1%
#   ACES Electronic Co., Ltd.              1,058,000        933,547       0.0%
*   Acon Holding, Inc.                     1,730,000        396,870       0.0%
#   Acter Co., Ltd.                          558,000      4,318,308       0.0%
*   Action Electronics Co., Ltd.           1,735,000        369,676       0.0%
#   Actron Technology Corp.                  966,200      3,380,999       0.0%
#   Addcn Technology Co., Ltd.               169,146      1,464,764       0.0%
#   Adlink Technology, Inc.                  733,107      1,503,333       0.0%
#   Advanced Ceramic X Corp.                 400,000      3,392,391       0.0%
    Advanced International Multitech
      Co., Ltd.                            1,303,000      1,887,267       0.0%
*   Advanced Lithium Electrochemistry
      Cayman Co., Ltd.                       156,000        122,625       0.0%
#   Advanced Optoelectronic Technology,
      Inc.                                   819,000        784,908       0.0%
#   Advanced Wireless Semiconductor Co.    1,703,000      3,548,771       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Advancetek Enterprise Co., Ltd.        1,322,662 $   878,575       0.0%
#   Advantech Co., Ltd.                    1,419,458   9,744,575       0.1%
    Aerospace Industrial Development
      Corp.                                2,033,000   2,377,358       0.0%
*   AGV Products Corp.                     4,649,603   1,176,770       0.0%
    AimCore Technology Co., Ltd.             301,089     195,128       0.0%
    Airmate Cayman International Co.,
      Ltd.                                    73,000      55,721       0.0%
    Airtac International Group               727,299  12,619,673       0.1%
#*  Alchip Technologies, Ltd.                603,000   2,734,237       0.0%
#   Alcor Micro Corp.                        463,000     281,905       0.0%
#*  ALI Corp.                              3,344,000   1,516,293       0.0%
#   All Ring Tech Co., Ltd.                  795,000   1,697,257       0.0%
    Allied Circuit Co., Ltd.                 235,000   1,101,711       0.0%
#   Allis Electric Co., Ltd.               1,083,000     604,972       0.0%
#   Alltek Technology Corp.                  774,328     533,709       0.0%
#   Alltop Technology Co., Ltd.              764,000   1,559,222       0.0%
#   Alpha Networks, Inc.                   3,755,100   2,518,979       0.0%
#   Altek Corp.                            3,734,159   3,928,005       0.0%
#   Amazing Microelectronic Corp.            630,920   1,902,832       0.0%
#   Ambassador Hotel (The)                 1,753,000   1,358,912       0.0%
    AMICCOM Electronics Corp.                300,690     322,603       0.0%
    Ampire Co., Ltd.                         220,000     128,957       0.0%
#   AMPOC Far-East Co., Ltd.                 763,567     664,328       0.0%
#   AmTRAN Technology Co., Ltd.            7,960,944   3,417,877       0.0%
#   Anpec Electronics Corp.                1,222,448   1,864,264       0.0%
#   AP Memory Technology Corp.               221,000     594,114       0.0%
#   Apacer Technology, Inc.                  879,005   1,133,148       0.0%
#   APAQ Technology Co., Ltd.(BJK4W75)       559,000   1,114,329       0.0%
    APAQ Technology Co., Ltd.()               29,523      11,575       0.0%
#   APCB, Inc.                             1,713,000   1,377,564       0.0%
#   Apex Biotechnology Corp.                 806,625     820,202       0.0%
#   Apex International Co., Ltd.           1,431,309   1,018,630       0.0%
#   Apex Medical Corp.                       464,463     462,522       0.0%
#   Apex Science & Engineering               980,870     313,760       0.0%
#   Apogee Optocom Co., Ltd.                 130,610     234,980       0.0%
#   Arcadyan Technology Corp.              1,678,753   3,192,138       0.0%
    Ardentec Corp.                         4,651,993   5,232,481       0.0%
    ASE Industrial Holding Co., Ltd. ADR   1,021,465   5,587,413       0.0%
    ASE Industrial Holdings Co., Ltd.     22,471,387  60,989,045       0.2%
    Asia Cement Corp.                     13,358,655  14,256,039       0.1%
#   Asia Optical Co., Inc.                 2,126,000   6,542,883       0.0%
*   Asia Pacific Telecom Co., Ltd.         7,066,000   2,095,274       0.0%
#   Asia Plastic Recycling Holding, Ltd.   2,756,826   1,040,959       0.0%
    Asia Polymer Corp.                     3,834,888   2,299,182       0.0%
#   Asia Tech Image, Inc.                    509,000     763,410       0.0%
    Asia Vital Components Co., Ltd.        3,822,864   3,468,008       0.0%
#   ASMedia Technology, Inc.                 197,048   2,269,359       0.0%
#   ASPEED Technology, Inc.                  167,999   4,797,055       0.0%
#   ASROCK, Inc.                             383,000     985,909       0.0%
    Asustek Computer, Inc.                 2,440,861  22,811,374       0.1%
    Aten International Co., Ltd.             978,715   3,231,452       0.0%
#   AU Optronics Corp.                    91,987,497  37,931,566       0.2%
#   AU Optronics Corp. Sponsored ADR       1,487,852   5,921,651       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
TAIWAN -- (Continued)
    Audix Corp.                              705,375 $ 1,011,896       0.0%
#   AURAS Technology Co., Ltd.               858,303   1,787,758       0.0%
    Aurona Industries, Inc.                  458,000     406,535       0.0%
#   Aurora Corp.                             395,258   1,177,314       0.0%
#   Avalue Technology, Inc.                  451,000     689,434       0.0%
#   Avermedia Technologies                 3,036,037   1,237,148       0.0%
#*  Avision, Inc.                          1,034,263     234,644       0.0%
#   AVY Precision Technology, Inc.           809,807   1,281,849       0.0%
    Awea Mechantronic Co., Ltd.              216,062     236,376       0.0%
    Axiomtek Co., Ltd.                       630,000   1,193,644       0.0%
*   Azurewave Technologies, Inc.              22,000      14,312       0.0%
    Bank of Kaohsiung Co., Ltd.            4,539,855   1,433,378       0.0%
#   Basso Industry Corp.                   1,264,284   2,242,620       0.0%
#*  BenQ Materials Corp.                   2,107,000   1,225,290       0.0%
#   BES Engineering Corp.                 16,618,050   4,247,839       0.0%
#   Bin Chuan Enterprise Co., Ltd.         1,091,257   1,030,440       0.0%
#*  Bionet Corp.                             260,000     229,656       0.0%
#   Bionime Corp.                            172,000     334,516       0.0%
#*  Biostar Microtech International Corp.  2,241,712   1,508,602       0.0%
    Bioteque Corp.                           544,680   2,198,033       0.0%
#   Bizlink Holding, Inc.                    969,291   7,157,642       0.0%
#   Boardtek Electronics Corp.             1,204,000   1,058,685       0.0%
    Bon Fame Co., Ltd.                       157,000     399,795       0.0%
#   Bothhand Enterprise, Inc.                705,000   1,622,110       0.0%
#   Bright Led Electronics Corp.           1,267,180     654,178       0.0%
#   Brighton-Best International Taiwan,
      Inc.                                   193,000     157,100       0.0%
#   Browave Corp.                            786,000     800,140       0.0%
#   C Sun Manufacturing, Ltd.              1,386,740   1,242,375       0.0%
#   C-Media Electronics, Inc.                226,000     209,102       0.0%
#*  C-Tech United Corp.                      160,000     136,760       0.0%
#   Cameo Communications, Inc.             2,503,116     597,732       0.0%
#   Capital Futures Corp.                    381,000     790,941       0.0%
    Capital Securities Corp.              19,061,210   7,206,432       0.0%
#   Career Technology MFG. Co., Ltd.       3,763,481   5,511,515       0.0%
*   Carnival Industrial Corp.              1,889,000     288,441       0.0%
#   Casetek Holdings, Ltd.                 1,879,221   4,597,523       0.0%
    Catcher Technology Co., Ltd.           5,099,872  56,558,446       0.2%
    Cathay Chemical Works                     35,000      20,793       0.0%
    Cathay Financial Holding Co., Ltd.    21,576,499  38,702,951       0.2%
#   Cathay Real Estate Development Co.,
      Ltd.                                 6,407,600   3,725,167       0.0%
#   Cayman Engley Industrial Co., Ltd.       264,000   1,340,504       0.0%
    CCP Contact Probes Co., Ltd.              46,000      45,040       0.0%
#   Celxpert Energy Corp.                    765,000     994,819       0.0%
#*  Center Laboratories, Inc.                873,800   2,077,704       0.0%
    Central Reinsurance Co., Ltd.            896,774     572,192       0.0%
    Chailease Holding Co., Ltd.            8,427,240  30,748,665       0.1%
#   Chain Chon Industrial Co., Ltd.        2,092,000     925,668       0.0%
#   ChainQui Construction Development
      Co., Ltd.                              425,464     419,193       0.0%
#*  Champion Building Materials Co., Ltd.  3,387,390     935,432       0.0%
    Chang Hwa Commercial Bank, Ltd.       23,520,059  13,539,032       0.1%
    Chang Wah Electromaterials, Inc.         327,520   1,622,798       0.0%
#   Chang Wah Technology Co., Ltd.            21,298     262,334       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Channel Well Technology Co., Ltd.      1,893,000 $ 1,893,541       0.0%
#   Chant Sincere Co., Ltd.                  361,000     334,503       0.0%
#   Charoen Pokphand Enterprise            2,428,620   5,235,247       0.0%
#   Chaun-Choung Technology Corp.            749,000   1,926,615       0.0%
    CHC Healthcare Group                     169,000     214,209       0.0%
#   CHC Resources Corp.                      399,135     805,378       0.0%
#   Chen Full International Co., Ltd.      1,087,000   1,569,861       0.0%
#   Chenbro Micom Co., Ltd.                  721,000   1,128,624       0.0%
    Cheng Fwa Industrial Co., Ltd.           100,000      43,281       0.0%
#   Cheng Loong Corp.                      8,975,160   5,092,482       0.0%
#   Cheng Shin Rubber Industry Co., Ltd.  14,205,508  22,906,026       0.1%
    Cheng Uei Precision Industry Co.,
      Ltd.                                 4,591,630   5,959,964       0.0%
#   Chenming Mold Industry Corp.           1,250,708     792,431       0.0%
#   Chia Chang Co., Ltd.                     957,000     737,376       0.0%
    Chia Hsin Cement Corp.                 3,368,747   1,354,507       0.0%
#   Chian Hsing Forging Industrial Co.,
      Ltd.                                   608,000   1,398,872       0.0%
    Chicony Electronics Co., Ltd.          3,957,900   9,751,166       0.1%
#   Chicony Power Technology Co., Ltd.     1,505,245   2,681,806       0.0%
#   Chieftek Precision Co., Ltd.             267,000   1,520,019       0.0%
#   Chien Kuo Construction Co., Ltd.       2,044,706     816,275       0.0%
#   Chilisin Electronics Corp.             1,568,758   4,876,911       0.0%
#   Chime Ball Technology Co., Ltd.          204,282     435,572       0.0%
#*  Chimei Materials Technology Corp.      7,675,200   2,785,820       0.0%
#   Chin-Poon Industrial Co., Ltd.         3,571,617   4,702,178       0.0%
*   China Airlines, Ltd.                  31,625,057  11,536,092       0.1%
    China Bills Finance Corp.              2,876,000   1,402,979       0.0%
#   China Chemical & Pharmaceutical Co.,
      Ltd.                                 2,579,000   1,765,480       0.0%
    China Development Financial Holding
      Corp.                               50,972,157  19,272,468       0.1%
#   China Ecotek Corp.                       179,000     265,387       0.0%
#*  China Electric Manufacturing Corp.     3,131,220   1,293,207       0.0%
#*  China Fineblanking Technology Co.,
      Ltd.                                   292,000     391,034       0.0%
#   China General Plastics Corp.           4,261,055   4,557,328       0.0%
#   China Glaze Co., Ltd.                    661,022     271,948       0.0%
    China Life Insurance Co., Ltd.         9,086,391   9,844,589       0.1%
*   China Man-Made Fiber Corp.            13,354,845   4,411,711       0.0%
    China Metal Products                   2,758,405   2,866,646       0.0%
    China Motor Corp.                      4,765,716   4,483,641       0.0%
*   China Petrochemical Development Corp. 27,571,325  12,074,317       0.1%
    China Steel Chemical Corp.               734,998   3,875,388       0.0%
#   China Steel Corp.                     38,292,440  30,301,059       0.1%
#   China Steel Structure Co., Ltd.          893,000     918,509       0.0%
    China Synthetic Rubber Corp.           5,202,268   7,429,499       0.0%
#   China Wire & Cable Co., Ltd.           1,096,680     976,620       0.0%
#   Chinese Maritime Transport, Ltd.       1,078,964   1,062,301       0.0%
*   Ching Feng Home Fashions Co., Ltd.       362,000     224,671       0.0%
#   Chipbond Technology Corp.              6,369,000  12,620,797       0.1%
#   ChipMOS TECHNOLOGIES, Inc.             2,042,216   1,414,334       0.0%
    ChipMOS TECHNOLOGIES, Inc. ADR            62,687     863,200       0.0%
    Chlitina Holding, Ltd.                   643,000   4,194,020       0.0%
#   Chong Hong Construction Co., Ltd.        991,739   2,880,197       0.0%
    Chroma ATE, Inc.                       1,547,705   7,782,226       0.1%
    Chun YU Works & Co., Ltd.              1,435,000     968,588       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
TAIWAN -- (Continued)
    Chun Yuan Steel                        2,957,177 $ 1,131,609       0.0%
    Chung Hsin Electric & Machinery
      Manufacturing Corp.                  4,402,500   3,176,061       0.0%
*   Chung Hung Steel Corp.                13,129,926   4,749,248       0.0%
    Chung Hwa Food Industrial Co., Ltd.       16,650      37,392       0.0%
#   Chung Hwa Pulp Corp.                   5,388,308   1,991,354       0.0%
#   Chunghwa Chemical Synthesis &
      Biotech Co., Ltd.                      212,000     177,686       0.0%
*   Chunghwa Picture Tubes, Ltd.          15,894,759     977,384       0.0%
#   Chunghwa Precision Test Tech Co.,
      Ltd.                                   130,000   3,310,120       0.0%
    Chunghwa Telecom Co., Ltd.             6,379,000  24,272,524       0.1%
#   Chunghwa Telecom Co., Ltd. ADR           431,157  16,379,654       0.1%
#   Chyang Sheng Dyeing & Finishing Co.,
      Ltd.                                 1,903,000   1,417,277       0.0%
    Cleanaway Co., Ltd.                      769,000   4,938,662       0.0%
    Clevo Co.                              3,668,482   3,619,186       0.0%
#*  CMC Magnetics Corp.                   20,635,032   4,186,236       0.0%
#*  Co-Tech Development Corp.              2,371,800   3,110,450       0.0%
    CoAdna Holdings, Inc.                     54,000      90,152       0.0%
#*  CoAsia Microelectronics Corp.            894,642     362,766       0.0%
#   Coland Holdings, Ltd.                    169,000     238,179       0.0%
    Collins Co., Ltd.                        316,060     115,802       0.0%
    Compal Electronics, Inc.              31,452,560  20,486,705       0.1%
#   Compeq Manufacturing Co., Ltd.        10,912,000  10,872,059       0.1%
    Compucase Enterprise                     798,000     915,755       0.0%
*   Concord Securities Co., Ltd.           4,801,000   1,352,329       0.0%
#   Concraft Holding Co., Ltd.               369,300   3,209,637       0.0%
#   Continental Holdings Corp.             4,916,250   2,179,430       0.0%
#   Contrel Technology Co., Ltd.           1,218,000     564,753       0.0%
#   Coremax Corp.                            507,000   2,046,020       0.0%
    Coretronic Corp.                       4,732,600   6,299,293       0.0%
#   Cowealth Medical Holding Co., Ltd.       108,319     201,268       0.0%
#   Coxon Precise Industrial Co., Ltd.     1,235,000   1,115,289       0.0%
    Creative Sensor, Inc.                  1,138,000     913,824       0.0%
    Crown Bioscience International           112,000     281,028       0.0%
*   Crystalwise Technology, Inc.             321,585     161,572       0.0%
*   CSBC Corp. Taiwan                      4,680,150   3,802,253       0.0%
    CTBC Financial Holding Co., Ltd.      60,077,931  42,845,355       0.2%
    CTCI Corp.                             4,571,896   7,701,575       0.0%
#   Cub Elecparts, Inc.                      555,083   7,103,855       0.0%
#   CviLux Corp.                             796,378     724,672       0.0%
#   CX Technology Co., Ltd.                  558,078     355,603       0.0%
#   Cyberlink Corp.                          608,504   1,323,648       0.0%
#   CyberPower Systems, Inc.                 450,000   1,356,057       0.0%
#   CyberTAN Technology, Inc.              3,425,873   2,017,172       0.0%
#   Cypress Technology Co., Ltd.             373,100     897,758       0.0%
#   D-Link Corp.                           7,459,758   2,746,370       0.0%
#   DA CIN Construction Co., Ltd.          1,638,809   1,305,900       0.0%
#   Da-Li Development Co., Ltd.            1,075,898   1,361,597       0.0%
#   Dadi Early-Childhood Education
      Group, Ltd.                            113,538     899,840       0.0%
    Dafeng TV, Ltd.                          394,061     516,201       0.0%
*   Danen Technology Corp.                 3,989,000     807,931       0.0%
#   Darfon Electronics Corp.               2,595,700   2,718,147       0.0%
#   Darwin Precisions Corp.                3,590,304   2,769,833       0.0%
#   Davicom Semiconductor, Inc.              350,392     261,172       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Daxin Materials Corp.                    735,000 $ 1,999,299       0.0%
#   De Licacy Industrial Co., Ltd.         2,092,201   1,782,370       0.0%
#   Delpha Construction Co., Ltd.          1,328,754     672,916       0.0%
#   Delta Electronics, Inc.                7,330,028  26,575,087       0.1%
    Depo Auto Parts Ind Co., Ltd.          1,020,634   2,752,872       0.0%
    Dimerco Data System Corp.                 14,000      19,286       0.0%
#   Dimerco Express Corp.                    910,000     632,289       0.0%
    Draytek Corp.                            158,000     152,695       0.0%
    Dyaco International, Inc.                 21,000      27,497       0.0%
#   Dynacolor, Inc.                          267,000     333,997       0.0%
*   Dynamic Electronics Co., Ltd.          3,001,583     904,174       0.0%
#   Dynapack International Technology
      Corp.                                1,681,000   2,209,703       0.0%
    E Ink Holdings, Inc.                   5,398,000   5,972,860       0.0%
    E-Lead Electronic Co., Ltd.              532,846     445,857       0.0%
    E-LIFE MALL Corp.                        407,000     891,039       0.0%
*   E-Ton Solar Tech Co., Ltd.             2,919,168     445,566       0.0%
    E.Sun Financial Holding Co., Ltd.     36,545,143  25,843,023       0.1%
*   Eastern Media International Corp.      5,461,270   2,501,762       0.0%
#   Eclat Textile Co., Ltd.                1,021,518  12,324,047       0.1%
#   ECOVE Environment Corp.                  227,000   1,333,854       0.0%
    Edimax Technology Co., Ltd.            2,002,423     550,964       0.0%
#*  Edison Opto Corp.                      1,112,000     563,279       0.0%
    Edom Technology Co., Ltd.              1,759,038     996,234       0.0%
#   eGalax_eMPIA Technology, Inc.            481,451     857,431       0.0%
#*  Egis Technology, Inc.                    299,000   1,429,842       0.0%
    Elan Microelectronics Corp.            2,034,323   2,944,415       0.0%
    Elite Advanced Laser Corp.             1,446,928   5,069,709       0.0%
#   Elite Material Co., Ltd.               2,927,839   7,175,065       0.0%
#   Elite Semiconductor Memory
      Technology, Inc.                     2,645,390   3,455,796       0.0%
#*  Elitegroup Computer Systems Co., Ltd.  3,758,028   2,127,739       0.0%
    eMemory Technology, Inc.                 554,000   6,835,358       0.0%
#   Emerging Display Technologies Corp.    1,185,000     375,133       0.0%
    ENG Electric Co., Ltd.                 1,333,222     191,823       0.0%
#   Ennoconn Corp.                           357,487   5,784,790       0.0%
#   EnTie Commercial Bank Co., Ltd.        2,193,166   1,009,666       0.0%
#*  Epileds Technologies, Inc.               966,000     649,006       0.0%
#*  Epistar Corp.                          9,069,261  12,343,079       0.1%
    Eslite Spectrum Corp. (The)               33,550     154,015       0.0%
#   Eson Precision Ind. Co., Ltd.            878,000     951,935       0.0%
#   Eternal Materials Co., Ltd.            5,601,803   5,365,971       0.0%
*   Etron Technology, Inc.                 2,886,000   1,052,084       0.0%
#   Eurocharm Holdings Co., Ltd.             372,000   1,109,262       0.0%
    Eva Airways Corp.                     25,108,282  13,482,880       0.1%
#   Everest Textile Co., Ltd.              3,244,306   1,345,702       0.0%
    Evergreen International Storage &
      Transport Corp.                      5,501,000   2,502,331       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.   16,754,092   8,474,358       0.1%
#   Everlight Chemical Industrial Corp.    4,106,756   2,483,535       0.0%
#   Everlight Electronics Co., Ltd.        4,425,570   6,202,482       0.0%
    Everspring Industry Co., Ltd.            914,000     322,625       0.0%
#   Excelsior Medical Co., Ltd.              995,581   1,648,208       0.0%
#   EZconn Corp.                             342,000     390,082       0.0%
    Far Eastern Department Stores, Ltd.    9,952,000   6,534,886       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
TAIWAN -- (Continued)
    Far Eastern International Bank        22,351,059 $ 7,499,012       0.0%
    Far Eastern New Century Corp.         16,901,705  16,131,684       0.1%
    Far EasTone Telecommunications Co.,
      Ltd.                                 9,137,000  24,173,999       0.1%
#   Faraday Technology Corp.               1,044,893   2,334,875       0.0%
#*  Farglory F T Z Investment Holding
      Co., Ltd.                              614,000     372,058       0.0%
#   Farglory Land Development Co., Ltd.    4,211,105   4,614,479       0.0%
#   Federal Corp.                          4,234,938   1,848,928       0.0%
#   Feedback Technology Corp.                259,200     988,348       0.0%
    Feng Hsin Steel Co., Ltd.              3,007,131   6,056,084       0.0%
    Feng TAY Enterprise Co., Ltd.          2,351,292  10,662,162       0.1%
    Fine Blanking & Tool Co., Ltd.            35,000      49,464       0.0%
#*  First Copper Technology Co., Ltd.      2,071,000     783,817       0.0%
#   First Financial Holding Co., Ltd.     41,400,933  28,463,454       0.1%
#   First Hi-Tec Enterprise Co., Ltd.        708,496     923,298       0.0%
#   First Hotel                            1,186,429     604,460       0.0%
    First Insurance Co., Ltd. (The)        1,916,640     885,034       0.0%
*   First Steamship Co., Ltd.              7,056,194   2,929,960       0.0%
#   FLEXium Interconnect, Inc.             3,258,724   8,515,599       0.1%
#   Flytech Technology Co., Ltd.           1,012,070   2,641,204       0.0%
#   FocalTech Systems Co., Ltd.            2,984,174   2,599,649       0.0%
    FOCI Fiber Optic Communications, Inc.     56,000      50,004       0.0%
    Forest Water Environment Engineering
      Co., Ltd.                              355,000     814,183       0.0%
#   Formosa Advanced Technologies Co.,
      Ltd.                                 1,828,000   2,029,866       0.0%
    Formosa Chemicals & Fibre Corp.        9,783,198  35,944,940       0.1%
#   Formosa International Hotels Corp.       526,975   2,729,234       0.0%
#   Formosa Laboratories, Inc.               823,178   1,621,635       0.0%
#   Formosa Oilseed Processing Co., Ltd.     414,891   1,025,682       0.0%
#   Formosa Optical Technology Co., Ltd.     193,000     416,868       0.0%
    Formosa Petrochemical Corp.            5,374,000  21,927,774       0.1%
    Formosa Plastics Corp.                 9,045,770  31,743,763       0.1%
    Formosa Taffeta Co., Ltd.              5,224,460   5,907,139       0.0%
#   Formosan Rubber Group, Inc.            3,602,143   1,821,692       0.0%
    Formosan Union Chemical                3,122,986   1,970,429       0.0%
#   Fortune Electric Co., Ltd.               982,304     887,563       0.0%
#   Founding Construction & Development
      Co., Ltd.                            1,421,882     791,272       0.0%
#   Foxconn Technology Co., Ltd.           4,312,241  10,706,795       0.1%
    Foxlink Image Technology Co., Ltd.     1,213,000   1,027,574       0.0%
#   Foxsemicon Integrated Technology,
      Inc.                                   547,050   3,545,644       0.0%
#   Froch Enterprise Co., Ltd.             2,692,384   1,459,196       0.0%
    FSP Technology, Inc.                   1,354,619   1,100,432       0.0%
    Fubon Financial Holding Co., Ltd.     31,154,387  53,300,695       0.2%
#   Fulgent Sun International Holding
      Co., Ltd.                              627,240   1,341,171       0.0%
#   Fullerton Technology Co., Ltd.           835,670     674,304       0.0%
#   Fulltech Fiber Glass Corp.             4,061,540   2,342,638       0.0%
#   Fwusow Industry Co., Ltd.                874,294     548,074       0.0%
    G Shank Enterprise Co., Ltd.           1,383,510   1,170,643       0.0%
*   G Tech Optoelectronics Corp.             953,955     518,958       0.0%
#   Gallant Precision Machining Co., Ltd.  1,474,000   1,146,851       0.0%
#   GCS Holdings, Inc.                       386,000     858,408       0.0%
    GEM Services, Inc.                       657,000   1,832,743       0.0%
#   Gemtek Technology Corp.                3,932,574   3,179,231       0.0%
#   General Interface Solution Holding,
      Ltd.                                 1,734,000  10,379,816       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
TAIWAN -- (Continued)
#   General Plastic Industrial Co., Ltd.     541,478 $   707,629       0.0%
#   Generalplus Technology, Inc.             645,000     923,672       0.0%
*   Genesis Photonics, Inc.                  638,116      63,178       0.0%
#   Genesys Logic, Inc.                      755,000     760,815       0.0%
#*  Genius Electronic Optical Co., Ltd.      677,810   7,975,964       0.1%
#*  Genmont Biotech, Inc.                    132,314     120,027       0.0%
    Genovate Biotechnology Co., Ltd.         250,000     304,922       0.0%
    GeoVision, Inc.                          503,840     514,097       0.0%
    Getac Technology Corp.                 4,185,281   6,018,694       0.0%
#   Giant Manufacturing Co., Ltd.          1,686,363   8,564,588       0.1%
#   Giantplus Technology Co., Ltd.         3,055,000   1,555,681       0.0%
    Gigabyte Technology Co., Ltd.          5,277,750  11,540,288       0.1%
#   Gigasolar Materials Corp.                232,820   1,192,680       0.0%
#*  Gigastorage Corp.                      4,069,728   1,716,421       0.0%
#   Ginko International Co., Ltd.            551,000   4,629,004       0.0%
*   Gintech Energy Corp.                   6,024,735   3,225,056       0.0%
    Global Brands Manufacture, Ltd.        3,072,973   1,295,541       0.0%
#   Global Lighting Technologies, Inc.       916,000   1,119,284       0.0%
    Global Mixed Mode Technology, Inc.       592,000   1,297,597       0.0%
#   Global PMX Co., Ltd.                     364,000   2,170,505       0.0%
#   Global Unichip Corp.                     638,000   6,002,742       0.0%
    Globalwafers Co., Ltd.                   464,779   7,498,066       0.0%
    Globe Union Industrial Corp.           2,399,820   1,780,235       0.0%
    Gloria Material Technology Corp.       5,643,885   3,653,009       0.0%
#   Glory Science Co., Ltd.                  629,866     951,863       0.0%
*   GlycoNex, Inc.                            43,000      47,858       0.0%
#*  Gold Circuit Electronics, Ltd.         5,086,747   1,610,225       0.0%
    Golden Friends Corp.                      93,400     189,343       0.0%
#*  Goldsun Building Materials Co., Ltd.  12,392,672   4,024,613       0.0%
    Good Way Technology Co., Ltd.             11,000      15,188       0.0%
    Good Will Instrument Co., Ltd.           224,342     174,033       0.0%
#   Gourmet Master Co., Ltd.                 443,520   5,110,427       0.0%
    Grand Fortune Securities Co., Ltd.     1,038,000     541,415       0.0%
#   Grand Ocean Retail Group, Ltd.           598,000     624,019       0.0%
    Grand Pacific Petrochemical            9,449,000  10,454,609       0.1%
    Grand Plastic Technology Corp.           252,000   1,323,467       0.0%
#   GrandTech CG Systems, Inc.               335,000     644,205       0.0%
    Grape King Bio, Ltd.                   1,004,000   8,402,482       0.1%
    Great China Metal Industry             1,054,000     958,532       0.0%
    Great Taipei Gas Co., Ltd.             1,512,000   1,423,035       0.0%
    Great Wall Enterprise Co., Ltd.        6,528,797   8,443,319       0.1%
    Greatek Electronics, Inc.              2,894,000   5,237,355       0.0%
#*  Green Energy Technology, Inc.          2,750,640   1,439,768       0.0%
    Green River Holding Co., Ltd.             60,350     267,037       0.0%
#   Green Seal Holding, Ltd.                 875,400   1,102,069       0.0%
#   GTM Holdings Corp.                     1,087,000     720,274       0.0%
#   Gudeng Precision Industrial Co., Ltd.    149,520     184,873       0.0%
#   Hannstar Board Corp.                   3,578,875   2,077,593       0.0%
#   HannStar Display Corp.                31,703,323   8,694,591       0.1%
*   HannsTouch Solution, Inc.              6,112,391   1,436,292       0.0%
#   Hanpin Electron Co., Ltd.                808,000     689,188       0.0%
#*  Harvatek Corp.                         1,518,839     921,038       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                          ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Hey Song Corp.                         1,950,500 $  2,057,789       0.0%
#   Hi-Clearance, Inc.                       139,000      501,620       0.0%
    Highlight Tech Corp.                     379,000      349,240       0.0%
#   Highwealth Construction Corp.          5,442,130    8,378,615       0.1%
    HIM International Music, Inc.            288,000    1,613,412       0.0%
#   Hiroca Holdings, Ltd.                    650,221    2,246,044       0.0%
#*  HiTi Digital, Inc.                       900,975      303,064       0.0%
#   Hitron Technology, Inc.                3,342,300    2,387,692       0.0%
    Hiwin Technologies Corp.               1,175,673   17,710,239       0.1%
*   Ho Tung Chemical Corp.                 9,713,828    2,689,879       0.0%
#*  Hocheng Corp.                          2,945,300      959,969       0.0%
#   Hold-Key Electric Wire & Cable Co.,
      Ltd.                                   266,901       84,729       0.0%
#   Holiday Entertainment Co., Ltd.          482,400      897,455       0.0%
    Holtek Semiconductor, Inc.             1,721,000    4,080,746       0.0%
#   Holy Stone Enterprise Co., Ltd.          451,675    2,196,131       0.0%
    Hon Hai Precision Industry Co., Ltd.  55,950,504  155,619,704       0.5%
#   Hong Ho Precision Textile Co., Ltd.      207,000      154,204       0.0%
    Hong Pu Real Estate Development Co.,
      Ltd.                                 2,742,554    2,090,521       0.0%
#   Hong TAI Electric Industrial           2,436,000      941,482       0.0%
#   Hong YI Fiber Industry Co.             1,684,680    1,170,632       0.0%
#*  Horizon Securities Co., Ltd.           3,969,000    1,014,004       0.0%
#   Hota Industrial Manufacturing Co.,
      Ltd.                                 1,894,762    8,328,950       0.1%
#   Hotai Motor Co., Ltd.                  1,175,000   11,517,167       0.1%
#   Hotron Precision Electronic
      Industrial Co., Ltd.                   714,900    1,177,671       0.0%
#   Hsin Kuang Steel Co., Ltd.             2,843,783    4,270,129       0.0%
    Hsin Yung Chien Co., Ltd.                289,100      872,240       0.0%
    Hsing TA Cement Co.                      308,655      143,812       0.0%
#*  HTC Corp.                              4,179,619    8,473,703       0.1%
#   Hu Lane Associate, Inc.                  863,688    4,043,470       0.0%
#*  HUA ENG Wire & Cable Co., Ltd.         4,436,000    1,822,393       0.0%
    Hua Nan Financial Holdings Co., Ltd.  27,197,653   16,447,317       0.1%
#   Huaku Development Co., Ltd.            2,529,400    5,839,947       0.0%
#   Huang Hsiang Construction Corp.        1,459,735    1,387,440       0.0%
#   Hung Ching Development &
      Construction Co., Ltd.               1,082,000    1,062,742       0.0%
#   Hung Sheng Construction, Ltd.          4,677,900    5,495,327       0.0%
#   Huxen Corp.                              239,072      381,641       0.0%
#   Hwa Fong Rubber Industrial Co., Ltd.   2,700,112    1,376,610       0.0%
#*  Hwacom Systems, Inc.                     221,000       92,878       0.0%
#*  I-Chiun Precision Industry Co., Ltd.   2,081,211      640,759       0.0%
#   I-Sheng Electric Wire & Cable Co.,
      Ltd.                                   859,000    1,304,510       0.0%
    Ibase Technology, Inc.                 1,299,345    1,966,295       0.0%
#*  Ichia Technologies, Inc.               3,146,255    1,678,973       0.0%
#   Ideal Bike Corp.                       1,935,885      738,976       0.0%
    IEI Integration Corp.                  1,129,950    1,320,732       0.0%
#   Info-Tek Corp.                           333,000      229,046       0.0%
#   Infortrend Technology, Inc.            1,961,866      842,045       0.0%
#   Innodisk Corp.                           819,280    3,622,397       0.0%
#   Innolux Corp.                         98,177,151   36,534,291       0.1%
#   Inpaq Technology Co., Ltd.               915,000    1,297,835       0.0%
#   Intai Technology Corp.                   332,000    1,085,112       0.0%
#   Integrated Service Technology, Inc.      562,610    1,373,714       0.0%
#   IntelliEPI, Inc.                         184,000      488,552       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#   International Games System Co., Ltd.         761,000 $ 4,096,394       0.0%
    Inventec Corp.                            16,327,276  12,370,236       0.1%
#   Iron Force Industrial Co., Ltd.              476,682   1,435,690       0.0%
    ITE Technology, Inc.                       1,260,646   1,474,620       0.0%
#   ITEQ Corp.                                 2,188,611   4,866,991       0.0%
    J Touch Corp.                                 22,100         423       0.0%
#   Jarllytec Co., Ltd.                          576,828     922,893       0.0%
#   Jentech Precision Industrial Co., Ltd.       537,156   1,113,203       0.0%
#   Jess-Link Products Co., Ltd.                 950,450     913,263       0.0%
#   Jih Lin Technology Co., Ltd.                 244,000     681,466       0.0%
#   Jih Sun Financial Holdings Co., Ltd.      11,376,815   3,386,632       0.0%
    Jinan Acetate Chemical Co., Ltd.               4,000      17,054       0.0%
    Jinli Group Holdings, Ltd.                 1,436,856     951,140       0.0%
#   Johnson Health Tech Co., Ltd.                488,247     494,009       0.0%
    Jourdeness Group, Ltd.                        24,000      84,558       0.0%
#   K Laser Technology, Inc.                   1,958,459   1,002,275       0.0%
#   Kaori Heat Treatment Co., Ltd.               696,321   1,003,293       0.0%
    Kaulin Manufacturing Co., Ltd.             1,403,684     988,314       0.0%
#   KEE TAI Properties Co., Ltd.               4,574,101   1,672,796       0.0%
#   Kenda Rubber Industrial Co., Ltd.          3,375,304   3,899,517       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.    2,150,000     756,749       0.0%
#   Kerry TJ Logistics Co., Ltd.               1,379,000   1,869,880       0.0%
*   Key Ware Electronics Co., Ltd.               229,000      94,318       0.0%
#   Kindom Construction Corp.                  4,175,000   2,721,521       0.0%
    King Chou Marine Technology Co., Ltd.        733,800     841,263       0.0%
    King Core Electronics, Inc.                   79,006      53,521       0.0%
#   King Slide Works Co., Ltd.                   350,450   4,952,381       0.0%
    King Yuan Electronics Co., Ltd.           12,838,032  12,663,597       0.1%
    King's Town Bank Co., Ltd.                 7,154,653   8,569,892       0.1%
*   King's Town Construction Co., Ltd.         1,164,690     892,738       0.0%
#   Kingcan Holdings, Ltd.                       378,594     246,814       0.0%
#   Kingpak Technology, Inc.                     261,782   1,708,109       0.0%
    Kinik Co.                                  1,467,000   3,819,282       0.0%
#   Kinko Optical Co., Ltd.                    1,324,772   1,259,561       0.0%
#   Kinpo Electronics                         13,368,892   4,727,446       0.0%
#   Kinsus Interconnect Technology Corp.       3,224,476   5,296,936       0.0%
#   KMC Kuei Meng International, Inc.            557,144   2,451,155       0.0%
    KNH Enterprise Co., Ltd.                     719,150     284,583       0.0%
#   KS Terminals, Inc.                         1,070,290   1,827,700       0.0%
#   Kung Long Batteries Industrial Co., Ltd.     664,000   3,200,569       0.0%
#   Kung Sing Engineering Corp.                2,938,000   1,329,863       0.0%
#*  Kuo Toong International Co., Ltd.          2,682,545   1,687,910       0.0%
#*  Kuoyang Construction Co., Ltd.             4,501,586   2,243,114       0.0%
    Kwong Fong Industries Corp.                1,034,733     608,845       0.0%
#   Kwong Lung Enterprise Co., Ltd.              670,000   1,073,890       0.0%
#*  KYE Systems Corp.                          2,435,107     821,778       0.0%
#   L&K Engineering Co., Ltd.                  1,923,000   2,371,680       0.0%
    La Kaffa International Co., Ltd.              36,000     131,517       0.0%
#*  LAN FA Textile                             1,834,412     543,660       0.0%
#   Land Mark Optoelectronics Corp.              485,600   4,529,092       0.0%
#   Lanner Electronics, Inc.                   1,006,450   1,598,856       0.0%
#   Largan Precision Co., Ltd.                   302,234  35,152,294       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Laser Tek Taiwan Co., Ltd.                 1,000,144 $ 1,035,726       0.0%
#   Laster Tech Corp., Ltd.                      514,000   1,081,686       0.0%
    LCY Chemical Corp.                         3,142,495   4,657,124       0.0%
    Leader Electronics, Inc.                     872,886     238,843       0.0%
#   Leadtrend Technology Corp.                   166,926     146,161       0.0%
#*  Lealea Enterprise Co., Ltd.               10,285,965   3,960,914       0.0%
#   Ledlink Optics, Inc.                         613,858     803,545       0.0%
#   Ledtech Electronics Corp.                    573,095     198,663       0.0%
#   LEE CHI Enterprises Co., Ltd.              1,760,000     616,574       0.0%
#   Lelon Electronics Corp.                      880,765   1,732,208       0.0%
#   Lemtech Holdings Co., Ltd.                   220,000   1,187,881       0.0%
#*  Leofoo Development Co., Ltd.               2,303,655     524,482       0.0%
*   LES Enphants Co., Ltd.                     1,335,479     631,070       0.0%
#*  Lextar Electronics Corp.                   3,962,000   2,384,885       0.0%
#   Li Cheng Enterprise Co., Ltd.                970,324   1,359,398       0.0%
#*  Li Peng Enterprise Co., Ltd.               7,000,060   1,947,948       0.0%
#   Lian HWA Food Corp.                          703,033     827,908       0.0%
#   Lida Holdings, Ltd.                          326,000     979,321       0.0%
    Lien Hwa Industrial Corp.                  5,735,433   7,322,021       0.0%
    Lifestyle Global Enterprise, Inc.             78,000     285,379       0.0%
#   Lingsen Precision Industries, Ltd.         4,087,490   1,715,153       0.0%
#   Lion Travel Service Co., Ltd.                260,000     956,536       0.0%
    Lite-On Semiconductor Corp.                2,034,887   2,590,389       0.0%
    Lite-On Technology Corp.                  20,576,419  27,152,876       0.1%
#   Long Bon International Co., Ltd.           3,273,875   1,544,738       0.0%
#   Long Chen Paper Co., Ltd.                  5,309,493   6,195,158       0.0%
#   Longwell Co.                                 605,000     735,314       0.0%
#   Lotes Co., Ltd.                              585,920   3,783,936       0.0%
#*  Lotus Pharmaceutical Co., Ltd.               416,000   1,250,533       0.0%
#   Lu Hai Holding Corp.                         338,790     447,021       0.0%
    Lucky Cement Corp.                         1,780,000     457,876       0.0%
    Lumax International Corp., Ltd.              597,126   1,197,365       0.0%
    Lung Yen Life Service Corp.                  626,000   1,317,041       0.0%
#*  LuxNet Corp.                                 753,192     603,910       0.0%
#   Macauto Industrial Co., Ltd.                 467,000   2,197,282       0.0%
    Machvision, Inc.                             349,000   4,402,663       0.0%
#   Macroblock, Inc.                             311,650     869,129       0.0%
#*  Macronix International                    14,708,521  23,365,893       0.1%
#   Mag Layers Scientific-Technics Co., Ltd.     602,956   1,341,444       0.0%
#   Makalot Industrial Co., Ltd.               1,763,416   8,489,435       0.1%
    Marketech International Corp.              1,398,000   2,752,915       0.0%
    Masterlink Securities Corp.               11,576,303   4,305,571       0.0%
#   Materials Analysis Technology, Inc.          535,932   1,274,433       0.0%
#   Mayer Steel Pipe Corp.                     1,313,905     690,346       0.0%
    Maywufa Co., Ltd.                            178,462      85,904       0.0%
    MediaTek, Inc.                             3,809,823  43,331,419       0.2%
    Mega Financial Holding Co., Ltd.          32,487,220  28,679,946       0.1%
#   Meiloon Industrial Co.                     1,036,889     906,427       0.0%
    Mercuries & Associates Holding, Ltd.       4,352,416   3,534,285       0.0%
*   Mercuries Life Insurance Co., Ltd.         9,638,859   5,256,401       0.0%
#   Merida Industry Co., Ltd.                    761,588   3,390,750       0.0%
#   Merry Electronics Co., Ltd.                1,352,594   6,228,646       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE++   OF NET ASSETS**
                                               ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Micro-Star International Co., Ltd.          4,943,465 $15,439,209       0.1%
*   Microbio Co., Ltd.                          3,297,358   2,264,562       0.0%
#   Microelectronics Technology, Inc.             246,772     212,970       0.0%
    Microlife Corp.                               286,100     826,740       0.0%
    Mildef Crete, Inc.                            562,000     951,167       0.0%
#   MIN AIK Technology Co., Ltd.                1,357,249   1,001,336       0.0%
#   Mirle Automation Corp.                      1,649,512   2,381,055       0.0%
#   Mitac Holdings Corp.                        6,710,300   7,259,385       0.0%
#   Mobiletron Electronics Co., Ltd.              605,960     741,105       0.0%
    momo.com, Inc.                                211,000   1,749,918       0.0%
#*  Mosel Vitelic, Inc.                           276,899     301,060       0.0%
#*  Motech Industries, Inc.                     5,079,003   3,529,416       0.0%
#   MPI Corp.                                     795,000   1,427,590       0.0%
#   Nak Sealing Technologies Corp.                502,549   1,469,747       0.0%
    Namchow Holdings Co., Ltd.                  1,965,000   3,998,098       0.0%
#   Nan Kang Rubber Tire Co., Ltd.              2,851,197   2,403,073       0.0%
#   Nan Liu Enterprise Co., Ltd.                  260,000   1,390,939       0.0%
#   Nan Ren Lake Leisure Amusement Co., Ltd.    1,231,000     321,595       0.0%
    Nan Ya Plastics Corp.                      10,402,584  28,492,515       0.1%
    Nan Ya Printed Circuit Board Corp.          2,788,211   2,513,412       0.0%
#   Nang Kuang Pharmaceutical co., Ltd.           498,000     663,620       0.0%
#   Nantex Industry Co., Ltd.                   2,808,918   2,373,310       0.0%
    Nanya Technology Corp.                      2,765,751   8,609,449       0.1%
#   National Petroleum Co., Ltd.                  651,000     881,159       0.0%
#*  Neo Solar Power Corp.                       9,688,947   4,016,443       0.0%
#   Netronix, Inc.                                805,000     859,872       0.0%
    New Asia Construction & Development Corp.     873,423     178,246       0.0%
    New Best Wire Industrial Co., Ltd.            110,200     108,675       0.0%
#   New Era Electronics Co., Ltd.                 540,000     308,776       0.0%
#*  Newmax Technology Co., Ltd.                   649,916     721,890       0.0%
#   Nexcom International Co., Ltd.                594,267     550,179       0.0%
#   Nichidenbo Corp.                            1,286,498   3,084,093       0.0%
    Nien Hsing Textile Co., Ltd.                1,297,656   1,084,129       0.0%
    Nien Made Enterprise Co., Ltd.              1,002,000   8,900,301       0.1%
#   Nishoku Technology, Inc.                      371,000     994,560       0.0%
    Nova Technology Corp.                          10,000      68,367       0.0%
    Novatek Microelectronics Corp.              3,658,000  15,354,553       0.1%
#   Nuvoton Technology Corp.                      899,000   1,662,804       0.0%
#   O-Bank Co., Ltd.                            1,172,000     342,078       0.0%
#*  O-TA Precision Industry Co., Ltd.             168,000     220,096       0.0%
#*  Ocean Plastics Co., Ltd.                    1,114,000   1,049,731       0.0%
#   On-Bright Electronics, Inc.                   195,800   1,580,282       0.0%
*   Oneness Biotech Co., Ltd.                     180,000     198,036       0.0%
*   Optimax Technology Corp.                      204,366      21,504       0.0%
    OptoTech Corp.                              4,372,397   3,234,417       0.0%
#   Orient Europharma Co., Ltd.                   392,000     938,005       0.0%
*   Orient Semiconductor Electronics, Ltd.      6,077,000   1,672,264       0.0%
    Oriental Union Chemical Corp.               6,927,819   7,428,872       0.0%
    P-Duke Technology Co., Ltd.                   368,100     874,357       0.0%
    P-Two Industries, Inc.                        155,000     120,180       0.0%
    Pacific Construction Co.                    1,133,276     443,930       0.0%
    Pacific Hospital Supply Co., Ltd.             483,000   1,210,740       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE++   OF NET ASSETS**
                                               ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Paiho Shih Holdings Corp.                     773,280 $ 1,365,468       0.0%
#   Pan Jit International, Inc.                 3,617,860   6,109,839       0.0%
#   Pan-International Industrial Corp.          4,461,854   2,890,465       0.0%
#   Paolung International Co., Ltd.               216,000     187,364       0.0%
    Parade Technologies, Ltd.                     541,805   8,389,739       0.1%
#   Paragon Technologies Co., Ltd.                740,626     718,582       0.0%
    PChome Online, Inc.                           517,939   2,399,197       0.0%
#   PCL Technologies, Inc.                        413,280   1,050,224       0.0%
    Pegatron Corp.                             18,974,293  44,238,061       0.2%
#   PharmaEngine, Inc.                            217,190   1,025,277       0.0%
#   Pharmally International Holding Co., Ltd.     185,543   2,432,269       0.0%
#*  Phihong Technology Co., Ltd.                3,886,101   1,416,875       0.0%
    Phison Electronics Corp.                    1,257,000  11,379,405       0.1%
    Phoenix Tours International, Inc.             266,700     326,497       0.0%
    Pili International Multimedia Co., Ltd.        24,000      46,460       0.0%
#   Pixart Imaging, Inc.                          534,000   2,033,435       0.0%
    Planet Technology Corp.                       181,000     371,480       0.0%
    Plastron Precision Co., Ltd.                  320,400     196,582       0.0%
#   Plotech Co., Ltd.                             484,000     502,300       0.0%
#   Polytronics Technology Corp.                  554,408   1,133,813       0.0%
#   Posiflex Technology, Inc.                     507,939   1,959,647       0.0%
    Pou Chen Corp.                             18,204,005  22,765,450       0.1%
#*  Power Quotient International Co., Ltd.      1,994,400     603,882       0.0%
    Power Wind Health Industry, Inc.               64,000     336,184       0.0%
#   Powertech Industrial Co., Ltd.                128,000      60,204       0.0%
    Powertech Technology, Inc.                  7,199,580  20,609,711       0.1%
#   Poya International Co., Ltd.                  387,515   4,302,075       0.0%
    President Chain Store Corp.                 2,727,728  26,812,091       0.1%
*   President Securities Corp.                  8,621,144   4,320,542       0.0%
    Primax Electronics, Ltd.                    3,998,000   8,087,088       0.1%
#*  Prime Electronics & Satellitics, Inc.         834,511     215,487       0.0%
    Prince Housing & Development Corp.         10,519,140   4,183,154       0.0%
*   Princeton Technology Corp.                  1,205,000     305,188       0.0%
    Pro Hawk Corp.                                 65,000     307,063       0.0%
#   Promate Electronic Co., Ltd.                1,225,000   1,169,177       0.0%
*   Promise Technology, Inc.                    1,584,538     500,904       0.0%
#   Prosperity Dielectrics Co., Ltd.              764,687   1,359,896       0.0%
#   Qisda Corp.                                15,410,525  10,562,470       0.1%
#   QST International Corp.                       582,000   2,286,376       0.0%
#   Qualipoly Chemical Corp.                      953,232   1,078,150       0.0%
#   Quang Viet Enterprise Co., Ltd.               127,000     469,906       0.0%
#   Quanta Computer, Inc.                      11,930,436  21,690,980       0.1%
#   Quanta Storage, Inc.                        2,254,000   2,041,764       0.0%
#   Quintain Steel Co., Ltd.                    2,937,050   1,061,077       0.0%
#   Radiant Opto-Electronics Corp.              5,130,692  10,590,529       0.1%
*   Radium Life Tech Co., Ltd.                  6,055,861   2,198,308       0.0%
#   Rafael Microelectronics, Inc.                 185,000     891,237       0.0%
    Realtek Semiconductor Corp.                 2,661,861  10,066,363       0.1%
#   Rechi Precision Co., Ltd.                   4,019,292   4,339,980       0.0%
#   Rexon Industrial Corp., Ltd.                   82,559     122,368       0.0%
    Rich Development Co., Ltd.                  6,141,769   2,517,043       0.0%
#   RichWave Technology Corp.                     561,000   1,258,599       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
#*  Right WAY Industrial Co., Ltd.                               288,000 $   222,990       0.0%
*   Ritek Corp.                                               19,639,225   3,887,814       0.0%
#*  Roo Hsing Co., Ltd.                                        2,790,000   1,412,605       0.0%
#   Rotam Global Agrosciences, Ltd.                              743,217     625,390       0.0%
*   Ruentex Development Co., Ltd.                              5,615,046   6,723,610       0.0%
#   Ruentex Engineering & Construction Co.                       295,000     385,619       0.0%
#   Ruentex Industries, Ltd.                                   3,202,824   6,205,791       0.0%
#   Run Long Construction Co., Ltd.                              778,352   1,450,651       0.0%
#   Sagittarius Life Science Corp.                               194,744     426,737       0.0%
#   Samebest Co., Ltd.                                           211,000   2,500,237       0.0%
    Sampo Corp.                                                4,498,119   2,024,249       0.0%
#   San Fang Chemical Industry Co., Ltd.                       1,310,659   1,431,241       0.0%
#   San Far Property, Ltd.                                       339,750     166,596       0.0%
#   San Shing Fastech Corp.                                      867,622   1,669,304       0.0%
    Sanitar Co., Ltd.                                            378,000     528,265       0.0%
    Sanyang Motor Co., Ltd.                                    4,124,802   2,945,978       0.0%
#*  Savior Lifetec Corp.                                         518,000     465,333       0.0%
    Scan-D Corp.                                                  10,000      20,370       0.0%
#   SCI Pharmtech, Inc.                                          599,312   1,246,685       0.0%
#   Scientech Corp.                                              524,000     991,081       0.0%
#   ScinoPharm Taiwan, Ltd.                                      631,075     688,174       0.0%
#   SDI Corp.                                                  1,356,000   3,204,586       0.0%
#   Sea Sonic Electronics Co., Ltd.                              202,000     237,510       0.0%
    Senao International Co., Ltd.                                567,547   1,001,985       0.0%
#   Senao Networks, Inc.                                         279,000   1,205,425       0.0%
#   Sercomm Corp.                                              2,237,000   6,031,359       0.0%
#   Sesoda Corp.                                               1,887,168   1,881,000       0.0%
    Shan-Loong Transportation Co., Ltd.                          479,247     539,192       0.0%
#   Sharehope Medicine Co., Ltd.                                 441,440     551,895       0.0%
    Sheng Yu Steel Co., Ltd.                                   1,274,000   1,144,801       0.0%
#   ShenMao Technology, Inc.                                     834,450     689,631       0.0%
#   Shieh Yih Machinery Industry Co., Ltd.                       447,000     172,543       0.0%
#   Shih Her Technologies, Inc.                                  468,000     538,356       0.0%
*   Shih Wei Navigation Co., Ltd.                              2,239,723     557,950       0.0%
#   Shihlin Electric & Engineering Corp.                       1,585,787   2,193,875       0.0%
*   Shihlin Paper Corp.                                           59,000      65,862       0.0%
    Shin Hai Gas Corp.                                             8,242      11,280       0.0%
#   Shin Kong Financial Holding Co., Ltd.                     54,959,396  22,336,697       0.1%
    Shin Shin Natural Gas Co.                                      9,480      10,576       0.0%
#   Shin Zu Shing Co., Ltd.                                    1,632,245   4,289,876       0.0%
    Shinih Enterprise Co., Ltd.                                  119,000      77,255       0.0%
#*  Shining Building Business Co., Ltd.                        3,494,628   1,362,070       0.0%
    Shinkong Insurance Co., Ltd.                               1,987,784   2,156,855       0.0%
    Shinkong Synthetic Fibers Corp.                           12,810,844   4,396,082       0.0%
    Shinkong Textile Co., Ltd.                                   867,169   1,401,960       0.0%
    Shiny Chemical Industrial Co., Ltd.                          631,717   1,720,558       0.0%
#   ShunSin Technology Holding, Ltd.                             181,000     883,914       0.0%
#   Shuttle, Inc.                                              2,782,000   1,473,311       0.0%
    Sigurd Microelectronics Corp.                              4,336,877   5,024,372       0.0%
#   Silergy Corp.                                                153,000   3,199,542       0.0%
#*  Silicon Integrated Systems Corp.                           5,020,817   1,429,741       0.0%
*   Siliconware Precision Industries Co., Ltd. Sponsored ADR     147,242   1,279,356       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                       SHARES     VALUE++   OF NET ASSETS**
                                                     ---------- ----------- ---------------
TAIWAN -- (Continued)
#*  Silitech Technology Corp.                         1,439,117 $   822,007       0.0%
    Simplo Technology Co., Ltd.                       1,258,880   7,038,276       0.0%
#   Sinbon Electronics Co., Ltd.                      2,207,849   5,841,264       0.0%
    Sincere Navigation Corp.                          3,600,370   2,127,512       0.0%
#   Single Well Industrial Corp.                        439,279     355,011       0.0%
#   Sinher Technology, Inc.                             532,000     870,476       0.0%
    Sinmag Equipment Corp.                              406,130   2,118,490       0.0%
    Sino-American Electronic Co., Ltd.                  247,836      22,931       0.0%
#   Sino-American Silicon Products, Inc.              5,383,000  23,103,394       0.1%
#   Sinon Corp.                                       4,320,740   2,468,836       0.0%
    SinoPac Financial Holdings Co., Ltd.             46,964,213  16,900,804       0.1%
#   Sinphar Pharmaceutical Co., Ltd.                  1,043,507     817,489       0.0%
    Sinyi Realty Co.                                  1,486,589   2,164,203       0.0%
#   Sirtec International Co., Ltd.                    1,302,000   1,691,597       0.0%
#   Sitronix Technology Corp.                         1,350,774   3,863,704       0.0%
#   Siward Crystal Technology Co., Ltd.               2,146,705   1,342,027       0.0%
#   Soft-World International Corp.                      845,000   2,485,354       0.0%
#*  Solar Applied Materials Technology Co.            2,903,054   2,096,566       0.0%
*   Solartech Energy Corp.                            3,750,062   1,660,928       0.0%
#   Solomon Technology Corp.                          1,552,000   1,069,644       0.0%
#   Solteam Electronics Co., Ltd.                       666,930     830,932       0.0%
#   Song Shang Electronics Co., Ltd.                    956,000     620,374       0.0%
    Sonix Technology Co., Ltd.                          911,000   1,004,411       0.0%
#   Southeast Cement Co., Ltd.                        1,181,000     555,589       0.0%
#*  Speed Tech Corp.                                    334,000     554,252       0.0%
#   Spirox Corp.                                        840,540     839,336       0.0%
    Sporton International, Inc.                         538,059   2,985,033       0.0%
    St Shine Optical Co., Ltd.                          417,000  11,179,910       0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.        970,040   1,195,929       0.0%
    Standard Foods Corp.                              2,053,734   4,605,887       0.0%
    Stark Technology, Inc.                              823,520   1,142,220       0.0%
#   Sun Race Sturmey-Archer, Inc.                       391,000     775,351       0.0%
    Sunko INK Co., Ltd.                                 427,000     174,135       0.0%
    Sunny Friend Environmental Technology Co., Ltd.     487,000   3,190,775       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.   2,180,001   2,656,280       0.0%
    Sunplus Technology Co., Ltd.                      6,200,153   3,016,912       0.0%
#   Sunrex Technology Corp.                           1,456,511     761,930       0.0%
#   Sunspring Metal Corp.                             1,068,000   1,304,465       0.0%
#   Supreme Electronics Co., Ltd.                     4,839,857   5,174,928       0.0%
#   Swancor Holding Co., Ltd.                           900,061   4,571,757       0.0%
    Sweeten Real Estate Development Co., Ltd.           800,527     488,118       0.0%
#   Symtek Automation Asia Co., Ltd.                    390,420     963,602       0.0%
    Syncmold Enterprise Corp.                         1,696,000   3,714,231       0.0%
#   Synmosa Biopharma Corp.                             232,747     235,383       0.0%
    Synnex Technology International Corp.             7,407,732  10,638,985       0.1%
#   Sysage Technology Co., Ltd.                         660,345     754,606       0.0%
*   Sysgration                                        1,170,000     238,471       0.0%
#   Systex Corp.                                      1,297,293   2,806,939       0.0%
    T-Mac Techvest PCB Co., Ltd.                        568,000     235,431       0.0%
#   T3EX Global Holdings Corp.                        1,059,000     834,417       0.0%
#   TA Chen Stainless Pipe                            7,458,771   8,491,942       0.1%
#   Ta Liang Technology Co., Ltd.                       416,000     642,588       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                ---------- ------------ ---------------
TAIWAN -- (Continued)
#*  Ta Ya Electric Wire & Cable                                  6,670,520 $  3,520,687       0.0%
#   Ta Yih Industrial Co., Ltd.                                    371,000    1,020,114       0.0%
#   TA-I Technology Co., Ltd.                                    1,214,446    2,176,586       0.0%
    Tah Hsin Industrial Corp.                                      456,300      412,535       0.0%
    TAI Roun Products Co., Ltd.                                    263,000      104,315       0.0%
#   Tai Tung Communication Co., Ltd.                               966,353      582,350       0.0%
    Tai-Saw Technology Co., Ltd.                                   175,960      115,849       0.0%
    Taichung Commercial Bank Co., Ltd.                          23,600,441    8,159,042       0.1%
#   TaiDoc Technology Corp.                                        652,532    3,123,197       0.0%
#   Taiflex Scientific Co., Ltd.                                 2,104,460    2,756,479       0.0%
*   TaiMed Biologics, Inc.                                         392,000    4,074,482       0.0%
#   Taimide Tech, Inc.                                           1,327,800    2,715,557       0.0%
#   Tainan Enterprises Co., Ltd.                                 1,015,289      788,752       0.0%
    Tainan Spinning Co., Ltd.                                   10,830,791    4,795,097       0.0%
#*  Tainergy Tech Co., Ltd.                                      2,716,000      870,446       0.0%
    Tainet Communication System Corp.                               62,000      139,180       0.0%
    Taishin Financial Holding Co., Ltd.                         42,484,159   20,643,914       0.1%
#*  Taisun Enterprise Co., Ltd.                                  2,954,775    1,700,486       0.0%
#*  Taita Chemical Co., Ltd.                                     2,571,609    1,077,885       0.0%
    Taiwan Business Bank                                        26,305,091    8,083,746       0.1%
    Taiwan Cement Corp.                                         21,023,068   28,890,416       0.1%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                 719,000    1,466,242       0.0%
    Taiwan Cogeneration Corp.                                    3,967,657    3,945,906       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.              31,826,470   18,493,152       0.1%
    Taiwan FamilyMart Co., Ltd.                                    214,000    1,279,031       0.0%
#   Taiwan Fertilizer Co., Ltd.                                  5,252,000    7,087,607       0.0%
#   Taiwan Fire & Marine Insurance Co., Ltd.                     1,340,880      938,358       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                         1,662,000    1,996,982       0.0%
*   Taiwan Glass Industry Corp.                                  7,307,904    4,883,179       0.0%
    Taiwan High Speed Rail Corp.                                 7,084,000    5,441,217       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                        3,256,545    5,664,547       0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.               1,855,000    1,139,162       0.0%
*   Taiwan IC Packaging Corp.                                       81,000       16,374       0.0%
*   Taiwan Land Development Corp.                                9,130,009    2,896,709       0.0%
#   Taiwan Line Tek Electronic                                     732,071      611,040       0.0%
#*  Taiwan Mask Corp.                                            1,760,050    1,002,070       0.0%
    Taiwan Mobile Co., Ltd.                                      5,551,900   20,502,630       0.1%
*   Taiwan Navigation Co., Ltd.                                  2,043,720    1,168,722       0.0%
#   Taiwan Paiho, Ltd.                                           2,450,152    6,556,063       0.0%
    Taiwan PCB Techvest Co., Ltd.                                2,939,816    2,798,749       0.0%
#*  Taiwan Prosperity Chemical Corp.                               893,000      630,317       0.0%
#*  Taiwan Pulp & Paper Corp.                                    2,796,260    1,703,874       0.0%
#   Taiwan Sakura Corp.                                          1,357,243    1,751,991       0.0%
#   Taiwan Sanyo Electric Co., Ltd.                                456,650      354,343       0.0%
    Taiwan Secom Co., Ltd.                                       1,585,405    4,765,010       0.0%
#   Taiwan Semiconductor Co., Ltd.                               2,686,000    6,145,574       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                41,147,652  313,435,568       1.1%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR  10,645,186  409,307,402       1.4%
    Taiwan Shin Kong Security Co., Ltd.                          1,420,561    1,856,611       0.0%
#   Taiwan Styrene Monomer                                       6,481,404    4,683,370       0.0%
    Taiwan Surface Mounting Technology Corp.                     3,175,674    2,716,280       0.0%
    Taiwan Taxi Co., Ltd.                                           67,000      157,213       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                              ---------- ----------- ---------------
TAIWAN -- (Continued)
    Taiwan TEA Corp.                           8,031,896 $ 4,183,294       0.0%
#   Taiwan Union Technology Corp.              2,259,000   6,264,434       0.0%
    Taiyen Biotech Co., Ltd.                   1,240,910   1,210,660       0.0%
#*  Tatung Co., Ltd.                          15,896,588  11,821,821       0.1%
    Tayih Lun An Co., Ltd.                       106,000     169,440       0.0%
#   TCI Co., Ltd.                                545,427   8,002,229       0.1%
    Te Chang Construction Co., Ltd.              377,980     260,545       0.0%
#*  Teapo Electronic Corp.                       260,000     408,518       0.0%
    Teco Electric and Machinery Co., Ltd.     12,836,000  10,418,500       0.1%
    Tehmag Foods Corp.                            82,600     613,001       0.0%
    Ten Ren Tea Co., Ltd.                        180,170     230,450       0.0%
    Test Research, Inc.                        1,253,370   2,297,445       0.0%
    Test-Rite International Co., Ltd.          2,417,166   1,880,435       0.0%
#*  Tex-Ray Industrial Co., Ltd.               1,233,000     454,976       0.0%
#   Thinking Electronic Industrial Co., Ltd.     980,058   2,759,815       0.0%
#   Thye Ming Industrial Co., Ltd.             1,480,992   1,987,929       0.0%
#   Ton Yi Industrial Corp.                    5,977,300   2,539,636       0.0%
#   Tong Hsing Electronic Industries, Ltd.     1,206,534   4,236,791       0.0%
#   Tong Yang Industry Co., Ltd.               4,254,341   7,661,856       0.0%
#   Tong-Tai Machine & Tool Co., Ltd.          1,971,804   1,301,178       0.0%
#   TOPBI International Holdings, Ltd.           606,485   2,037,580       0.0%
#   Topco Scientific Co., Ltd.                 1,312,050   3,536,446       0.0%
#   Topco Technologies Corp.                     227,000     603,896       0.0%
    Topkey Corp.                                  12,000      33,156       0.0%
#   Topoint Technology Co., Ltd.               1,574,771   1,055,574       0.0%
#   Toung Loong Textile Manufacturing            883,000   1,852,807       0.0%
#*  TPK Holding Co., Ltd.                      3,797,000   8,281,645       0.1%
#   Trade-Van Information Services Co.           344,000     383,394       0.0%
    Transcend Information, Inc.                1,147,870   3,236,811       0.0%
    Tripod Technology Corp.                    3,701,660  11,197,136       0.1%
#   TrueLight Corp.                              731,600     592,150       0.0%
#   Tsang Yow Industrial Co., Ltd.             1,042,000     963,950       0.0%
    Tsann Kuen Enterprise Co., Ltd.              728,441     604,403       0.0%
#   TSC Auto ID Technology Co., Ltd.             336,700   2,637,831       0.0%
*   TSEC Corp.                                 3,787,514   1,201,285       0.0%
#   TSRC Corp.                                 4,297,154   4,325,767       0.0%
#   Ttet Union Corp.                             318,000   1,008,477       0.0%
    TTFB Co., Ltd.                               119,000     932,440       0.0%
    TTY Biopharm Co., Ltd.                     1,601,991   5,418,117       0.0%
#*  Tul Corp.                                    138,000     799,054       0.0%
    Tung Ho Steel Enterprise Corp.             8,156,645   6,772,789       0.0%
#   Tung Thih Electronic Co., Ltd.               594,848   2,165,159       0.0%
#   TURVO International Co., Ltd.                689,464   2,587,518       0.0%
#*  TWi Pharmaceuticals, Inc.                    214,000     709,269       0.0%
    TXC Corp.                                  2,501,762   3,000,432       0.0%
#   TYC Brother Industrial Co., Ltd.           2,425,333   2,389,537       0.0%
*   Tycoons Group Enterprise                   4,543,121   1,051,932       0.0%
    Tyntek Corp.                               2,905,413   1,527,451       0.0%
    U-Ming Marine Transport Corp.              3,581,200   4,383,588       0.0%
    UDE Corp.                                    713,000     867,829       0.0%
#   Ultra Chip, Inc.                             524,000     512,116       0.0%
    Uni-President Enterprises Corp.           26,707,734  64,276,545       0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                  SHARES      VALUE++   OF NET ASSETS**
                                                ----------- ----------- ---------------
TAIWAN -- (Continued)
#   Unimicron Technology Corp.                   15,542,563 $ 8,734,392       0.1%
#   Union Bank Of Taiwan                          6,286,621   2,057,970       0.0%
#*  Union Insurance Co., Ltd.                       589,895     367,181       0.0%
    Unitech Computer Co., Ltd.                      824,365     569,752       0.0%
#*  Unitech Printed Circuit Board Corp.           5,209,921   3,532,512       0.0%
#   United Integrated Services Co., Ltd.          2,162,800   4,668,318       0.0%
#   United Microelectronics Corp.               124,264,441  67,012,321       0.2%
#   United Orthopedic Corp.                         570,468   1,255,134       0.0%
#   United Radiant Technology                     1,187,000     666,739       0.0%
#*  Unity Opto Technology Co., Ltd.               3,946,276   1,158,608       0.0%
    Univacco Technology, Inc.                        52,000      33,759       0.0%
    Universal Cement Corp.                        3,352,790   2,488,374       0.0%
*   Universal Microelectronics Co., Ltd.            185,000     130,686       0.0%
#   Universal Microwave Technology, Inc.            569,272   1,158,509       0.0%
    Unizyx Holding Corp.                          3,440,496   1,518,091       0.0%
    UPC Technology Corp.                          8,237,632   5,491,107       0.0%
#   Userjoy Technology Co., Ltd.                    263,076     790,777       0.0%
    USI Corp.                                     9,231,928   4,494,273       0.0%
#   Usun Technology Co., Ltd.                       627,000     899,680       0.0%
#   Utechzone Co., Ltd.                             621,000     840,343       0.0%
    Vanguard International Semiconductor Corp.    7,269,000  14,734,349       0.1%
#   Ve Wong Corp.                                   704,524     612,272       0.0%
    VHQ Media Holdings, Ltd.                        112,000     903,995       0.0%
*   Via Technologies, Inc.                          457,000     514,390       0.0%
#   Victory New Materials, Ltd. Co.               1,050,000   1,608,764       0.0%
#   Visual Photonics Epitaxy Co., Ltd.            1,668,224   5,326,654       0.0%
    Vivotek, Inc.                                   168,000     460,459       0.0%
#   Voltronic Power Technology Corp.                318,350   5,665,382       0.0%
#*  Wafer Works Corp.                               781,889   1,220,980       0.0%
#   Waffer Technology Co., Ltd.                   1,160,000     686,811       0.0%
#*  Wah Hong Industrial Corp.                       364,280     228,498       0.0%
    Wah Lee Industrial Corp.                      1,603,000   2,982,723       0.0%
    Walsin Lihwa Corp.                           22,196,307  15,091,772       0.1%
#   Walsin Technology Corp.                       2,963,496  18,628,737       0.1%
#   Walton Advanced Engineering, Inc.             3,711,662   1,630,671       0.0%
    Wan Hai Lines, Ltd.                           5,701,026   3,287,944       0.0%
#   WAN HWA Enterprise Co.                          542,616     240,445       0.0%
    Waterland Financial Holdings Co., Ltd.       13,845,368   4,835,341       0.0%
*   Wei Chuan Foods Corp.                         1,780,000   1,411,807       0.0%
#   Weikeng Industrial Co., Ltd.                  2,612,085   1,950,830       0.0%
#   Well Shin Technology Co., Ltd.                  950,443   1,637,610       0.0%
#   Wha Yu Industrial Co., Ltd.                     556,000     320,932       0.0%
#   Win Semiconductors Corp.                      2,416,248  18,117,714       0.1%
#   Winbond Electronics Corp.                    25,710,188  15,735,920       0.1%
    Winmate, Inc.                                   119,000     183,721       0.0%
    Winstek Semiconductor Co., Ltd.                 643,000     825,341       0.0%
    Wintek Corp.                                  6,349,135      73,628       0.0%
#   Wisdom Marine Lines Co., Ltd.                 3,640,595   3,461,585       0.0%
#   Wisechip Semiconductor, Inc.                    179,846     447,439       0.0%
#   Wistron Corp.                                22,491,377  17,885,211       0.1%
    Wistron NeWeb Corp.                           2,732,402   6,412,932       0.0%
#   Wowprime Corp.                                  820,000   3,310,050       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                        SHARES      VALUE++     OF NET ASSETS**
                                                      ---------- -------------- ---------------
TAIWAN -- (Continued)
    WPG Holdings, Ltd.                                 9,620,041 $   12,945,101       0.1%
    WT Microelectronics Co., Ltd.                      4,124,789      6,165,265       0.0%
#   WUS Printed Circuit Co., Ltd.                      2,650,700      1,414,465       0.0%
#   XAC Automation Corp.                               1,011,000      1,103,510       0.0%
    XPEC Entertainment, Inc.                              63,985          5,363       0.0%
#   Xxentria Technology Materials Corp.                1,170,736      2,969,455       0.0%
#   Yageo Corp.                                        1,293,891     27,121,219       0.1%
*   Yang Ming Marine Transport Corp.                  12,970,491      4,491,630       0.0%
    YC Co., Ltd.                                       3,835,107      2,228,733       0.0%
    YC INOX Co., Ltd.                                  3,253,560      2,914,441       0.0%
    YCC Parts Manufacturing Co., Ltd.                     51,000         67,028       0.0%
    Yea Shin International Development Co., Ltd.       1,220,433        763,728       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.       1,186,774      3,230,573       0.0%
#   YFC-Boneagle Electric Co., Ltd.                    1,232,000      1,476,980       0.0%
#*  YFY, Inc.                                         14,086,997      6,008,280       0.0%
#   Yi Jinn Industrial Co., Ltd.                       3,134,096      1,477,049       0.0%
#   Yieh Phui Enterprise Co., Ltd.                    11,968,015      4,143,493       0.0%
#   Yonyu Plastics Co., Ltd.                           1,011,050      1,165,083       0.0%
#*  Young Fast Optoelectronics Co., Ltd.               1,553,137        845,475       0.0%
#*  Young Optics, Inc.                                   547,214      1,086,519       0.0%
#   Youngtek Electronics Corp.                         1,364,569      2,693,588       0.0%
    Yuanta Financial Holding Co., Ltd.                41,441,301     19,777,955       0.1%
    Yuanta Futures Co., Ltd.                              33,000         50,488       0.0%
    Yulon Finance Corp.                                1,435,000      6,338,998       0.0%
#   Yulon Motor Co., Ltd.                              7,450,715      5,682,804       0.0%
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.     385,350      1,041,719       0.0%
    Yungshin Construction & Development Co., Ltd.        524,200        582,393       0.0%
    YungShin Global Holding Corp.                      1,136,400      1,563,495       0.0%
#   Yungtay Engineering Co., Ltd.                      2,908,000      5,066,074       0.0%
#   Zeng Hsing Industrial Co., Ltd.                      649,974      2,826,346       0.0%
    Zenitron Corp.                                     1,880,000      1,426,225       0.0%
#   Zero One Technology Co., Ltd.                        824,000        544,526       0.0%
    Zhen Ding Technology Holding, Ltd.                 4,349,150      9,463,606       0.1%
#   Zig Sheng Industrial Co., Ltd.                     5,970,638      2,093,090       0.0%
    Zinwell Corp.                                      2,897,979      2,467,736       0.0%
#   Zippy Technology Corp.                             1,286,028      1,547,072       0.0%
#   ZongTai Real Estate Development Co., Ltd.          2,490,250      1,793,272       0.0%
                                                                 --------------      ----
TOTAL TAIWAN                                                      4,529,113,103      15.2%
                                                                 --------------      ----
THAILAND -- (3.3%)
    AAPICO Hitech PCL(B013L48)                           768,780        876,935       0.0%
    AAPICO Hitech PCL(B013KZ2)                           125,100        142,700       0.0%
    Advanced Info Service PCL                          3,439,109     22,665,864       0.1%
    Advanced Information Technology PCL Class F          485,800        423,305       0.0%
    Aeon Thana Sinsap Thailand PCL(B01KHN0)               42,300        234,553       0.0%
    AEON Thana Sinsap Thailand PCL(B01KHP2)               11,200         62,104       0.0%
    Airports of Thailand PCL                          15,631,000     35,288,617       0.1%
*   AJ Advance Technology PCL Class F                 15,987,600        268,486       0.0%
    AJ Plast PCL                                       1,649,700        679,534       0.0%
    Amata Corp. PCL                                    3,912,900      2,541,649       0.0%
    Ananda Development PCL                            13,349,100      1,658,063       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                  SHARES      VALUE++   OF NET ASSETS**
                                                ----------- ----------- ---------------
THAILAND -- (Continued)
    AP Thailand PCL                              16,829,536 $ 4,479,344       0.0%
    Asia Aviation PCL                            18,198,700   3,373,333       0.0%
*   Asia Capital Group PCL                          875,900     305,288       0.0%
    Asia Plus Group Holdings PCL(B081Z10)           799,600      95,263       0.0%
    Asia Plus Group Holdings PCL(BZ22310)        10,650,300   1,268,857       0.0%
    Asia Sermkij Leasing PCL                      1,027,200     729,065       0.0%
    Asian Insulators PCL                          9,576,560      73,402       0.0%
    Asian Phytoceuticals PCL                         34,523       6,345       0.0%
    Bangchak Corp. PCL                            4,895,500   5,623,000       0.0%
    Bangkok Airways PCL                           5,792,400   2,789,749       0.0%
    Bangkok Aviation Fuel Services PCL            2,172,342   2,667,245       0.0%
    Bangkok Bank PCL                                806,700   5,163,289       0.0%
    Bangkok Chain Hospital PCL                   11,723,150   6,463,334       0.0%
    Bangkok Dusit Medical Services PCL Class F   14,257,800  10,164,781       0.1%
    Bangkok Expressway & Metro PCL               42,192,655  10,360,997       0.1%
    Bangkok Insurance PCL                            20,640     235,437       0.0%
    Bangkok Land PCL                            101,167,304   5,994,387       0.0%
    Bangkok Life Assurance PCL                    3,239,140   3,720,495       0.0%
    Bangkok Ranch PCL                             4,839,600   1,042,753       0.0%
    Banpu PCL                                    16,661,610  10,241,928       0.1%
    Banpu Power PCL                                 852,100     666,884       0.0%
    BCPG PCL                                      1,103,700     681,944       0.0%
    Beauty Community PCL                         12,951,600   9,561,859       0.1%
    BEC World PCL                                 9,867,700   3,251,714       0.0%
    Berli Jucker PCL                              3,790,250   7,175,774       0.0%
    Better World Green PCL                       18,525,800     768,973       0.0%
    Big Camera Corp. PCL                         21,433,500   1,779,334       0.0%
    BJC Heavy Industries PCL Class F              2,734,400     207,939       0.0%
    BTS Group Holdings PCL                       12,953,600   3,673,470       0.0%
    Bumrungrad Hospital PCL                       1,604,800   9,661,343       0.1%
    Buriram Sugar PCL Class F                     1,876,960     487,677       0.0%
    Cal-Comp Electronics Thailand PCL Class F    19,277,028   1,270,476       0.0%
    Carabao Group PCL Class F                     1,237,300   2,117,053       0.0%
    Central Pattana PCL                           5,485,900  14,036,325       0.1%
    Central Plaza Hotel PCL                       5,119,200   8,515,779       0.1%
    CH Karnchang PCL                              3,355,567   2,551,762       0.0%
    Charoen Pokphand Foods PCL                   22,062,800  17,127,332       0.1%
    Charoong Thai Wire & Cable PCL Class F        1,034,400     281,871       0.0%
    Christiani & Nielsen Thai Class F             2,094,400     157,943       0.0%
    Chularat Hospital PCL Class F                47,891,000   2,974,219       0.0%
*   CIMB Thai Bank PCL                            1,623,900      53,513       0.0%
    CK Power PCL                                 26,566,910   3,232,476       0.0%
    COL PCL                                         322,400     288,587       0.0%
    Com7 PCL Class F                              6,118,400   3,644,674       0.0%
*   Country Group Development PCL                15,605,300     761,475       0.0%
    Country Group Holdings PCL Class F            6,787,311     268,826       0.0%
    CP ALL PCL                                   15,136,700  41,726,645       0.2%
    Delta Electronics Thailand PCL                1,935,800   4,124,922       0.0%
*   Demco PCL                                     1,370,900     219,361       0.0%
    Dhipaya Insurance PCL                         2,573,800   2,059,203       0.0%
    Diamond Building Products PCL                 1,041,800     188,158       0.0%
    Dynasty Ceramic PCL                          20,675,460   1,952,246       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
THAILAND -- (Continued)
    Eastern Polymer Group PCL Class F                        4,286,800 $   950,811       0.0%
    Eastern Printing PCL(B13J3B2)                              816,428      81,229       0.0%
    Eastern Printing PCL(B13J3C3)                               34,876       3,470       0.0%
    Eastern Water Resources Development and Management PCL   4,128,400   1,504,328       0.0%
    Electricity Generating PCL(6304643)                        935,700   6,611,568       0.0%
    Electricity Generating PCL(6368553)                        147,500   1,042,221       0.0%
    Energy Absolute PCL Class F                              5,699,800   6,501,673       0.0%
    Energy Earth PCL                                         3,836,900      33,287       0.0%
    Erawan Group PCL (The)                                  15,623,300   4,059,286       0.0%
*   Esso Thailand PCL                                       11,887,300   6,742,163       0.0%
    Forth Corp. PCL                                            878,100     185,024       0.0%
    Forth Smart Service PCL                                  3,638,900   1,135,715       0.0%
    Fortune Parts Industry PCL Class F                       4,101,300     486,022       0.0%
*   G J Steel PCL                                            6,467,310      77,870       0.0%
    GFPT PCL                                                 5,045,122   1,966,255       0.0%
    Global Power Synergy PCL Class F                         2,465,500   5,898,138       0.0%
    Glow Energy PCL                                          3,022,700   8,260,706       0.1%
*   GMM Grammy PCL                                             370,000     105,513       0.0%
    Golden Land Property Development PCL(6368586)              816,400     257,388       0.0%
    Golden Land Property Development PCL(BYNQKS0)            6,119,900   1,929,436       0.0%
    Grand Canal Land PCL                                     5,777,700     424,723       0.0%
    Grande Asset Hotels & Property PCL                       2,158,431      67,707       0.0%
    Group Lease PCL                                          1,938,700     442,289       0.0%
    Hana Microelectronics PCL                                2,067,757   2,276,760       0.0%
    Home Product Center PCL                                 32,325,715  15,363,933       0.1%
    ICC International PCL                                       51,000      63,831       0.0%
*   Ichitan Group PCL                                        4,768,900   1,193,736       0.0%
    Indorama Ventures PCL                                    6,604,600  12,608,592       0.1%
*   Inter Far East Energy Corp. Class F                      4,117,300      75,836       0.0%
    Interhides PCL                                           1,221,400     348,308       0.0%
    Interlink Communication PCL                                614,700     179,190       0.0%
    Intouch Holdings PCL                                     2,855,300   5,202,147       0.0%
    Intouch Holdings PCL Class F                               180,100     328,129       0.0%
    IRPC PCL                                                50,113,390  11,194,531       0.1%
    Italian-Thai Development PCL                            17,638,119   1,721,337       0.0%
    Jasmine International PCL                               32,721,200   6,065,241       0.0%
    Jaymart PCL                                              4,348,845   1,694,892       0.0%
    JMT Network Services PCL                                   506,000     509,046       0.0%
    JSP Property PCL                                         1,090,100      23,488       0.0%
    Jubilee Enterprise PCL                                     102,600      78,348       0.0%
    JWD Infologistics PCL                                      322,100      89,302       0.0%
    Kang Yong Electric PCL                                      11,400     166,160       0.0%
    Karmarts PCL                                             5,364,066   1,138,759       0.0%
    Kasikornbank PCL(6888794)                                1,466,600   9,340,513       0.1%
    Kasikornbank PCL(6364766)                                2,994,800  18,551,439       0.1%
    KCE Electronics PCL                                      1,983,382   4,289,158       0.0%
    KGI Securities Thailand PCL                             12,673,200   1,766,859       0.0%
    Khon Kaen Sugar Industry PCL                            17,890,948   1,768,687       0.0%
    Khonburi Sugar PCL                                         284,500      39,123       0.0%
    Kiatnakin Bank PCL                                       2,748,207   6,422,061       0.0%
    Krung Thai Bank PCL                                     15,808,575   9,116,479       0.1%
    Krungthai Card PCL                                       1,146,300  13,293,593       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                            ---------- ------------ ---------------
THAILAND -- (Continued)
    Lam Soon Thailand PCL                                    2,797,200 $    465,314       0.0%
    Land & Houses PCL(6581930)                               3,326,700    1,159,496       0.0%
    Land & Houses PCL(6581941)                              12,114,380    4,222,376       0.0%
    Lanna Resources PCL                                      2,225,450    1,036,569       0.0%
    LH Financial Group PCL                                  52,745,427    2,690,752       0.0%
    Loxley PCL                                              11,233,035      854,223       0.0%
    LPN Development PCL                                      5,904,296    1,870,816       0.0%
    Major Cineplex Group PCL                                 5,267,800    4,882,229       0.0%
    Malee Group PCL                                          1,735,200    1,110,616       0.0%
    Maybank Kim Eng Securities Thailand PCL                    272,400      164,856       0.0%
    MBK PCL                                                  5,937,600    4,308,335       0.0%
    MC Group PCL                                             3,388,500    1,277,666       0.0%
*   MCOT PCL                                                 1,938,900      632,784       0.0%
    MCS Steel PCL                                            3,002,500      684,981       0.0%
    Mega Lifesciences PCL                                    2,915,100    3,810,135       0.0%
*   Millcon Steel PCL                                        1,230,100       65,481       0.0%
    Minor International PCL                                  8,450,957   10,777,916       0.1%
    MK Real Estate Development PCL                           2,044,900      239,738       0.0%
    MK Restaurants Group PCL                                   862,300    2,192,635       0.0%
    Modernform Group PCL                                       724,300      120,487       0.0%
    Mono Technology PCL Class F                             17,818,800    2,247,111       0.0%
    Muang Thai Insurance PCL                                    19,800       82,814       0.0%
    Muangthai Leasing PCL Class F                            4,759,500    5,504,491       0.0%
    Muramoto Electron Thailand PCL                               7,400       46,895       0.0%
    Namyong Terminal PCL                                     2,966,200      563,916       0.0%
*   Nation Multimedia Group PCL                              9,190,800      110,662       0.0%
    Netbay PCL                                                 370,400      522,269       0.0%
*   Noble Development PCL                                      214,500       72,044       0.0%
    Origin Property PCL                                      2,074,700    1,196,437       0.0%
    Padaeng Industry PCL                                       800,200      640,211       0.0%
    PCS Machine Group Holding PCL                            1,732,900      384,357       0.0%
    Plan B Media Pcl                                         4,264,300      797,192       0.0%
    Platinum Group PCL (The) Class F                         1,054,100      275,549       0.0%
    Polyplex Thailand PCL                                    5,122,387    2,710,515       0.0%
*   Precious Shipping PCL                                    9,064,500    3,819,957       0.0%
    Premier Marketing PCL                                    4,041,000    1,434,068       0.0%
*   Principal Capital PCL                                      788,900      149,981       0.0%
    Property Perfect PCL                                    35,870,900      966,105       0.0%
    Pruksa Holding PCL                                       8,112,700    5,732,358       0.0%
    PTG Energy PCL                                           7,795,200    4,618,829       0.0%
    PTT Exploration & Production PCL                         7,420,169   31,505,154       0.1%
    PTT Global Chemical PCL                                  7,644,211   23,736,777       0.1%
    PTT PCL                                                 72,022,800  128,938,156       0.5%
    Pylon PCL                                                  410,200      180,665       0.0%
    Quality Houses PCL                                      61,871,104    5,998,909       0.0%
    Raimon Land PCL                                         19,936,500      751,725       0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)   2,216,801    3,670,084       0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)     731,100    1,210,392       0.0%
    Ratchthani Leasing PCL                                   9,647,500    2,537,207       0.0%
    Regional Container Lines PCL                             4,406,900    1,096,140       0.0%
    Robinson PCL                                             1,504,500    3,134,375       0.0%
    Rojana Industrial Park PCL                               9,450,212    1,991,252       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                              ---------- ----------- ---------------
THAILAND -- (Continued)
*   RS PCL                                     5,446,400 $ 4,745,754       0.0%
    S 11 Group PCL                               938,400     218,544       0.0%
    Saha-Union PCL                               723,700     986,030       0.0%
    Sahaviriya Steel Industries PCL           72,645,680      21,637       0.0%
    Samart Corp. PCL                           5,724,100   1,550,731       0.0%
*   Samart Digital Public Co., Ltd.           14,498,900     133,228       0.0%
    Samart Telcoms PCL                         3,055,200     997,103       0.0%
    Sansiri PCL                               84,296,885   4,487,287       0.0%
    Sappe PCL                                  1,674,000   1,299,525       0.0%
    SC Asset Corp. PCL                        19,887,616   2,394,580       0.0%
    Scan Inter PCL Class F                     2,308,700     282,370       0.0%
    SEAFCO PCL                                 2,018,400     572,392       0.0%
    Sena Development PCL                         598,500      81,165       0.0%
    Siam Cement PCL (The)(6609906)               361,900   5,366,578       0.0%
    Siam Cement PCL (The)(6609928)               772,300  11,452,357       0.1%
    Siam City Cement PCL(6363194)                 25,524     198,951       0.0%
    Siam City Cement PCL(6806387)                560,377   4,367,958       0.0%
    Siam Commercial Bank PCL (The)             3,490,169  14,487,077       0.1%
    Siam Future Development PCL                6,130,425   1,757,932       0.0%
    Siam Global House PCL                      6,611,220   3,414,540       0.0%
    Siam Wellness Group PCL Class F            1,750,200   1,020,395       0.0%
    Siamgas & Petrochemicals PCL               6,751,900   6,418,156       0.0%
*   Singha Estate PCL                         12,127,271   1,329,542       0.0%
*   Sino-Thai Engineering & Construction PCL   2,013,171   1,116,302       0.0%
    SNC Former PCL                               954,900     465,952       0.0%
    Somboon Advance Technology PCL             2,607,925   1,793,155       0.0%
    SPCG PCL                                   4,118,200   2,753,296       0.0%
    Sri Ayudhya Capital PCL                      277,800     391,702       0.0%
    Sri Trang Agro-Industry PCL                7,810,340   2,920,216       0.0%
    Sriracha Construction PCL                    765,700     410,023       0.0%
    Srisawad Corp. PCL                         3,750,444   6,179,439       0.0%
    Srithai Superware PCL                     13,370,500     631,244       0.0%
    Star Petroleum Refining PCL               13,858,800   6,894,270       0.0%
*   Stars Microelectronics Thailand PCL        2,240,900     227,214       0.0%
    STP & I PCL                                8,157,733   1,152,836       0.0%
    Sub Sri Thai PCL                             316,910      66,776       0.0%
    Supalai PCL                                9,323,625   6,853,869       0.0%
*   Superblock PCL                            92,037,400   3,353,708       0.0%
    Susco PCL                                  2,397,300     264,341       0.0%
    SVI PCL                                    9,824,428   1,351,015       0.0%
*   Symphony Communication PCL                   353,477      95,201       0.0%
    Synnex Thailand PCL                        1,912,800     866,700       0.0%
    Syntec Construction PCL                   10,267,800   1,424,999       0.0%
    Taokaenoi Food & Marketing PCL             6,246,400   2,968,821       0.0%
    Tapaco PCL                                 1,514,700     513,539       0.0%
*   Tata Steel Thailand PCL                   30,609,200     785,597       0.0%
    Thai Agro Energy PCL Class F                 279,230      19,465       0.0%
*   Thai Airways International PCL            11,796,537   6,055,257       0.0%
    Thai Central Chemical PCL                    247,700     304,131       0.0%
    Thai Metal Trade PCL                       1,801,900     856,416       0.0%
    Thai Nakarin Hospital PCL                    137,400     175,233       0.0%
    Thai Oil PCL                               8,219,400  24,546,212       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                               SHARES       VALUE++     OF NET ASSETS**
                                             ----------- -------------- ---------------
THAILAND -- (Continued)
    Thai Rayon PCL(B0YB752)                       20,400 $       34,097       0.0%
    Thai Rayon PCL(B0YB774)                        6,000         10,029       0.0%
    Thai Reinsurance PCL                       4,724,200        255,969       0.0%
    Thai Solar Energy PCL Class F              2,043,825        240,907       0.0%
    Thai Stanley Electric PCL                      5,600         40,456       0.0%
    Thai Stanley Electric PCL Class F            150,500      1,087,262       0.0%
    Thai Union Group PCL Class F              10,589,160      6,039,445       0.0%
    Thai Vegetable Oil PCL                     3,697,225      4,129,505       0.0%
    Thai Wah PCL Class F                       3,805,900      1,266,222       0.0%
    Thai-German Ceramic Industry PCL           5,256,500        443,038       0.0%
    Thaicom PCL                                4,374,100      1,254,297       0.0%
    Thaifoods Group PCL Class F                5,933,500        924,994       0.0%
    Thaire Life Assurance PCL Class F          2,972,200        951,179       0.0%
    Thanachart Capital PCL                     6,695,100     11,402,460       0.1%
    Thitikorn PCL                              1,682,700        693,127       0.0%
    Thoresen Thai Agencies PCL                10,974,700      2,903,636       0.0%
    TICON Industrial Connection PCL Class F    5,458,824      3,061,508       0.0%
    Tipco Asphalt PCL(BWZ1HK0)                 4,763,800      2,732,091       0.0%
    Tipco Asphalt PCL(6363967)                 3,055,100      1,752,133       0.0%
    TIPCO Foods PCL                            2,242,500        902,400       0.0%
    Tisco Financial Group PCL(B3KFW10)                90            253       0.0%
    Tisco Financial Group PCL(B3KFW76)         2,254,400      6,339,607       0.0%
    TMB Bank PCL                              66,703,013      4,987,931       0.0%
    Total Access Communication PCL(B1YWK08)    6,418,200     10,371,616       0.1%
    Total Access Communication PCL(B231MK7)    2,112,800      3,414,221       0.0%
    TPC Power Holdings Co., Ltd.                 679,000        209,767       0.0%
    TPI Polene PCL                           103,646,310      6,206,956       0.0%
    TRC Construction PCL                      13,541,085        326,084       0.0%
    True Corp. PCL                            78,893,548     18,998,446       0.1%
    TTCL PCL                                   1,432,868        326,890       0.0%
    TTW PCL                                   13,227,600      5,197,156       0.0%
*   U City PCL                                67,261,500         63,937       0.0%
    Union Mosaic Industry PCL (The) Class F      200,075          9,953       0.0%
    Unique Engineering & Construction PCL      7,493,405      3,062,894       0.0%
    United Paper PCL                             979,500        372,433       0.0%
    Univanich Palm Oil PCL                     1,240,700        312,534       0.0%
    Univentures PCL                           12,348,700      3,521,492       0.0%
    Vanachai Group PCL                         7,927,640      2,260,734       0.0%
    VGI Global Media PCL                      22,854,200      5,575,961       0.0%
    Vibhavadi Medical Center PCL              38,180,100      3,024,406       0.0%
    Vinythai PCL                               3,592,700      2,874,388       0.0%
    WHA Corp. PCL                             23,166,200      2,906,786       0.0%
    Workpoint Entertainment PCL                1,848,980      3,632,343       0.0%
                                                         --------------       ---
TOTAL THAILAND                                            1,005,122,465       3.4%
                                                         --------------       ---
TURKEY -- (1.3%)
#   Adana Cimento Sanayii TAS Class A            454,817        761,764       0.0%
#*  Afyon Cimento Sanayi TAS                     902,611      1,442,581       0.0%
    Akbank Turk A.S.                           5,307,831     11,043,862       0.1%
#   Akcansa Cimento A.S.                         519,411      1,281,819       0.0%
#*  Akenerji Elektrik Uretim A.S.              3,770,374        762,087       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                   ---------- ----------- ---------------
TURKEY -- (Continued)
    Aksa Akrilik Kimya Sanayii A.S.                                 1,381,746 $ 4,525,530       0.0%
#*  Aksa Enerji Uretim A.S.                                           756,455     773,348       0.0%
    Aksigorta A.S.                                                  1,300,208   1,392,222       0.0%
#   Alarko Holding A.S.                                             1,067,545   1,533,780       0.0%
#   Albaraka Turk Katilim Bankasi A.S.                              5,732,550   2,223,504       0.0%
    Alkim Alkali Kimya A.S.                                           200,782   1,138,840       0.0%
#   Anadolu Anonim Turk Sigorta Sirketi                             1,739,079   1,833,598       0.0%
    Anadolu Cam Sanayii A.S.                                        2,284,900   1,753,379       0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                     1,068,983   7,015,432       0.0%
    Anadolu Hayat Emeklilik A.S.                                      737,291   1,405,744       0.0%
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                     110,305     312,858       0.0%
#   Arcelik A.S.                                                    1,383,648   6,169,506       0.0%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                         495,849   3,069,339       0.0%
    AvivaSA Emeklilik ve Hayat A.S. Class A                            48,420     209,272       0.0%
#   Aygaz A.S.                                                        328,029   1,090,417       0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                            317,741     687,921       0.0%
#*  Baticim Bati Anadolu Cimento Sanayii A.S.                         263,253     418,532       0.0%
#*  Bera Holding A.S.                                               1,516,562     909,291       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.              1,083,806     780,893       0.0%
    BIM Birlesik Magazalar A.S.                                       984,065  16,719,901       0.1%
#*  Bizim Toptan Satis Magazalari A.S.                                190,969     377,076       0.0%
    Bolu Cimento Sanayii A.S.                                         878,330   1,427,684       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                    628,977   1,930,039       0.0%
    Borusan Yatirim ve Pazarlama A.S.                                  15,462     148,416       0.0%
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.                      241,469     566,376       0.0%
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                  518,881     879,451       0.0%
#   Bursa Cimento Fabrikasi A.S.                                      312,973     422,608       0.0%
    Celebi Hava Servisi A.S.                                          102,022     845,921       0.0%
#   Cemtas Celik Makina Sanayi Ve Ticaret A.S.                        238,577     295,720       0.0%
#   Cimsa Cimento Sanayi VE Ticaret A.S.                              657,298   2,035,537       0.0%
    Coca-Cola Icecek A.S.                                             615,550   5,423,171       0.0%
#*  Deva Holding A.S.                                                 216,864     215,323       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                             14,468,360   3,647,148       0.0%
#*  Dogus Otomotiv Servis ve Ticaret A.S.                             463,065     862,818       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                         305,114     760,925       0.0%
#   EGE Endustri VE Ticaret A.S.                                       24,008   1,884,753       0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                                451,356     400,709       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
      Ticaret A.S.                                                  2,592,458   2,604,407       0.0%
#   Enka Insaat ve Sanayi A.S.                                      1,961,643   2,360,407       0.0%
#   Erbosan Erciyas Boru Sanayii ve Ticaret A.S.                       65,539   1,218,857       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                           8,609,640  21,491,702       0.1%
#*  Fenerbahce Futbol A.S.                                            102,382     850,069       0.0%
    Ford Otomotiv Sanayi A.S.                                         521,048   7,173,095       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.             1,411,200     789,513       0.0%
#*  Global Yatirim Holding A.S.                                     2,206,090   2,262,733       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.               50,997     695,822       0.0%
#   Goodyear Lastikleri TAS                                         1,933,774   1,699,418       0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                  1,712,195   1,900,984       0.0%
#*  GSD Holding AS                                                  4,144,454     941,906       0.0%
#*  Gubre Fabrikalari TAS                                             434,525     412,141       0.0%
#   Hektas Ticaret TAS                                                499,780   1,411,084       0.0%
#*  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S.                759,951     274,978       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                       SHARES     VALUE++   OF NET ASSETS**
                                                                     ---------- ----------- ---------------
TURKEY -- (Continued)
#*  Ihlas Holding A.S.                                               11,713,140 $ 1,269,071       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.     345,273     990,446       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.               753,290     899,460       0.0%
#*  Is Finansal Kiralama A.S.                                         1,003,845   1,430,240       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                           1,036,023     549,431       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                     1,833,588   1,140,135       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A       3,024,848   2,511,060       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B       1,270,489   1,062,649       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D       9,500,391   9,504,416       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                           3,809,559   1,822,189       0.0%
#   Kartonsan Karton Sanayi ve Ticaret A.S.                               5,113     320,130       0.0%
*   Kerevitas Gida Sanayi ve Ticaret A.S.                                   983      19,076       0.0%
    KOC Holding A.S.                                                  4,221,760  14,262,656       0.1%
#   Konya Cimento Sanayii A.S.                                            7,328     403,905       0.0%
#   Kordsa Teknik Tekstil AS                                            793,660   1,377,793       0.0%
#*  Koza Altin Isletmeleri A.S.                                         425,974   4,769,574       0.0%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                    1,501,782   2,131,688       0.0%
*   Logo Yazilim Sanayi Ve Ticaret A.S.                                  61,286     725,120       0.0%
#   Mardin Cimento Sanayii ve Ticaret A.S.                              298,946     323,690       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                      2,731,714     639,815       0.0%
#*  Migros Ticaret A.S.                                                 279,695   1,571,176       0.0%
#*  NET Holding A.S.                                                  1,879,354     923,514       0.0%
#*  Netas Telekomunikasyon A.S.                                         431,346   1,246,071       0.0%
    Nuh Cimento Sanayi A.S.                                             253,978     633,331       0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                              140,426   2,780,638       0.0%
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.              602,840     539,232       0.0%
#*  Pegasus Hava Tasimaciligi A.S.                                      563,957   3,933,022       0.0%
    Petkim Petrokimya Holding A.S.                                    6,625,290  11,709,195       0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                                   94,529     214,232       0.0%
#   Pinar SUT Mamulleri Sanayii A.S.                                    168,533     501,638       0.0%
#   Polisan Holding A.S.                                                 84,724     129,369       0.0%
#*  Polyester Sanayi A.S.                                               366,965   1,201,976       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.               1,014,179     874,765       0.0%
#*  Sekerbank TAS                                                     4,864,026   1,812,362       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                         1,188,445     991,063       0.0%
#   Soda Sanayii A.S.                                                 2,630,182   3,130,638       0.0%
#   Tat Gida Sanayi A.S.                                                548,180     656,326       0.0%
    TAV Havalimanlari Holding A.S.                                    1,633,463   8,792,240       0.1%
#   Tekfen Holding A.S.                                               1,812,526   6,859,031       0.0%
*   Teknosa Ic Ve Dis Ticaret A.S.                                      102,667     106,639       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                                  984,873   6,069,201       0.0%
#   Trakya Cam Sanayii A.S.                                           5,452,752   6,319,396       0.0%
#*  Tumosan Motor ve Traktor Sanayi A.S.                                374,799     551,535       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                             699,285  17,875,273       0.1%
#   Turcas Petrol A.S.                                                2,103,858   1,099,821       0.0%
*   Turk Hava Yollari AO                                              5,837,094  24,111,040       0.1%
#*  Turk Telekomunikasyon A.S.                                        2,866,867   4,442,374       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                              157,223   2,344,100       0.0%
    Turkcell Iletisim Hizmetleri A.S.                                 6,194,995  21,330,455       0.1%
#   Turkcell Iletisim Hizmetleri A.S. ADR                               291,527   2,521,709       0.0%
    Turkiye Garanti Bankasi A.S.                                      8,346,398  18,899,831       0.1%
#   Turkiye Halk Bankasi A.S.                                         4,402,595   9,007,669       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                       SHARES       VALUE++     OF NET ASSETS**
                                                     ---------- --------------- ---------------
TURKEY -- (Continued)
    Turkiye Is Bankasi                                9,616,900 $    14,572,166       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.              13,232,691       4,570,108       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.              7,893,487       8,771,576       0.0%
    Turkiye Vakiflar Bankasi TAO                      6,690,022       9,843,628       0.1%
#   Ulker Biskuvi Sanayi A.S.                         1,258,605       6,597,746       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.          1,635,281       3,992,323       0.0%
#*  Yapi ve Kredi Bankasi A.S.                        3,440,573       3,369,534       0.0%
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.        481,715       3,232,318       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                 3,647,903       1,524,907       0.0%
                                                                ---------------      ----
TOTAL TURKEY                                                        403,271,923       1.4%
                                                                ---------------      ----
TOTAL COMMON STOCKS                                              28,624,456,059      96.3%
                                                                ---------------      ----
PREFERRED STOCKS -- (2.4%)

BRAZIL -- (2.3%)
    AES Tiete Energia SA                                  6,203           4,019       0.0%
    Alpargatas SA                                     1,325,065       5,904,392       0.0%
    Banco ABC Brasil SA                               1,000,810       5,359,442       0.0%
    Banco Bradesco SA                                 6,392,532      63,082,277       0.2%
    Banco Bradesco SA ADR                            10,092,312      98,904,657       0.3%
    Banco do Estado do Rio Grande do Sul SA Class B   2,262,978      12,977,628       0.1%
    Banco Pan SA                                      1,515,628         822,018       0.0%
*   Banco Pine SA                                       192,365         172,421       0.0%
    Braskem SA Class A                                  245,575       3,200,074       0.0%
    Centrais Eletricas Brasileiras SA Class B         1,296,863       8,440,419       0.0%
*   Centrais Eletricas Santa Catarina                    66,063         563,663       0.0%
    Cia Brasileira de Distribuicao                      873,400      19,628,563       0.1%
    Cia de Gas de Sao Paulo - COMGAS Class A            277,498       4,701,275       0.0%
    Cia de Saneamento do Parana                       1,456,490       4,436,158       0.0%
    Cia de Transmissao de Energia Eletrica Paulista     582,493      11,306,669       0.0%
    Cia Energetica de Minas Gerais                    5,120,389      12,365,406       0.0%
    Cia Energetica de Sao Paulo Class B               1,547,642       7,753,231       0.0%
    Cia Energetica do Ceara Class A                      86,930       1,370,006       0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                  519,982       3,088,840       0.0%
    Cia Paranaense de Energia                           599,141       4,581,807       0.0%
    Eucatex SA Industria e Comercio                      87,459         117,088       0.0%
    Gerdau SA                                         2,827,671      13,439,347       0.1%
*   Gol Linhas Aereas Inteligentes SA                   306,300       1,697,975       0.0%
    Itau Unibanco Holding SA                         11,379,145     165,691,421       0.6%
    Itau Unibanco Holding SA ADR                      6,510,406      94,596,199       0.3%
    Lojas Americanas SA                               2,654,209      15,115,171       0.1%
    Marcopolo SA                                      4,577,565       5,331,259       0.0%
*   Petroleo Brasileiro SA                            8,903,162      58,376,807       0.2%
*   Petroleo Brasileiro SA Sponsored ADR              4,065,689      53,463,810       0.2%
    Randon SA Implementos e Participacoes             2,450,895       6,128,637       0.0%
    Telefonica Brasil SA                                894,497      12,547,266       0.1%
    Unipar Carbocloro SA                                386,510       3,135,592       0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A    4,465,498      13,894,133       0.1%
                                                                ---------------      ----
TOTAL BRAZIL                                                        712,197,670       2.4%
                                                                ---------------      ----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                         ---------- ------------ ---------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                            323,255 $    913,162       0.0%
    Embotelladora Andina SA Class B                         967,360    4,810,574       0.0%
    Sociedad Quimica y Minera de Chile SA Class B            21,152    1,154,167       0.0%
                                                                    ------------       ---
TOTAL CHILE                                                            6,877,903       0.0%
                                                                    ------------       ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                   2,304,129    2,395,217       0.0%
    Banco Davivienda SA                                     661,704    7,952,825       0.1%
    Bancolombia SA                                          299,076    3,545,529       0.0%
    Grupo Argos SA                                           93,838      554,552       0.0%
    Grupo Aval Acciones y Valores SA                      8,712,620    3,830,636       0.0%
    Grupo de Inversiones Suramericana SA                    234,252    3,043,907       0.0%
                                                                    ------------       ---
TOTAL COLOMBIA                                                        21,322,666       0.1%
                                                                    ------------       ---
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                            1,516,285      337,188       0.0%
                                                                    ------------       ---
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd.                            185,724      802,506       0.0%
                                                                    ------------       ---
TOTAL PREFERRED STOCKS                                               741,537,933       2.5%
                                                                    ------------       ---
RIGHTS/WARRANTS -- (0.0%)

INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20  20,243,200      785,720       0.0%
                                                                    ------------       ---
MALAYSIA -- (0.0%)
*   Hibiscus Petroleum Bhd Rights 03/18/21                  545,759       50,076       0.0%
*   Kim Loong Resources Bhd Rights 10/04/25                  41,448        3,433       0.0%
*   Protasco Bhd Rights 04/25/23                            757,075        6,754       0.0%
*   Scomi Group Bhd Warrants 02/18/23                     2,070,425       31,662       0.0%
*   Sunway Bhd Warrants 10/03/24                          1,541,313      155,172       0.0%
                                                                    ------------       ---
TOTAL MALAYSIA                                                           247,097       0.0%
                                                                    ------------       ---
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                               1,003,528           --       0.0%
                                                                    ------------       ---
TAIWAN -- (0.0%)
*   Wafer Works Corp. Rights 06/08/18                        39,021       10,287       0.0%
                                                                    ------------       ---
THAILAND -- (0.0%)
*   Country Group Hold W3 03/29/19                        2,262,437       89,609       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                    SHARES        VALUE++     OF NET ASSETS**
                                                                  ----------- --------------- ---------------
THAILAND -- (Continued)
*    Sri Ayudhya Capital PCL Warrants 05/20/20                        138,900 $        24,206        0.0%
                                                                              ---------------      -----
TOTAL THAILAND                                                                        113,815        0.0%
                                                                              ---------------      -----
TOTAL RIGHTS/WARRANTS                                                               1,156,919        0.0%
                                                                              ---------------      -----
TOTAL INVESTMENT SECURITIES                                                    29,367,150,911
                                                                              ---------------

                                                                                  VALUE+
                                                                              ---------------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@ DFA Short Term Investment Fund                               128,046,537   1,481,498,432        5.0%
                                                                              ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $24,421,259,111)                          $30,848,649,343      103.8%
                                                                              ===============      =====

At April 30, 2018, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                 UNREALIZED
                                NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                     --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)      650    06/15/18  $ 39,377,522 $ 37,446,500  $(1,931,022)
S&P 500(R) Emini Index            1,590    06/15/18   218,065,219  210,436,500   (7,628,719)
                                                     ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                              $257,442,741 $247,883,000  $(9,559,741)
                                                     ============ ============  ===========

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               --------------  --------------- ------- ---------------
Common Stocks
   Brazil                      $1,734,921,410               --   --    $ 1,734,921,410
   Chile                          127,748,697  $   284,615,235   --        412,363,932
   China                          834,923,624    4,209,016,756   --      5,043,940,380
   Colombia                       113,440,751               --   --        113,440,751
   Czech Republic                          --       43,658,908   --         43,658,908
   Egypt                            1,201,603       15,713,992   --         16,915,595
   Greece                                  --       72,806,953   --         72,806,953
   Hong Kong                           63,667               --   --             63,667
   Hungary                            313,544      115,835,478   --        116,149,022
   India                          118,552,523    3,647,714,742   --      3,766,267,265
   Indonesia                       25,573,480      720,854,957   --        746,428,437
   Malaysia                                --      931,278,991   --        931,278,991
   Mexico                         933,581,144           35,189   --        933,616,333
   Peru                            39,874,052            1,703   --         39,875,755
   Philippines                      6,148,881      322,145,537   --        328,294,418
   Poland                                  --      429,669,059   --        429,669,059
   Russia                          67,008,973      297,804,737   --        364,813,710
   South Africa                   127,894,141    2,139,922,227   --      2,267,816,368
   South Korea                    112,709,338    5,211,918,276   --      5,324,627,614
   Taiwan                         499,048,365    4,030,064,738   --      4,529,113,103
   Thailand                     1,004,807,641          314,824   --      1,005,122,465
   Turkey                           2,521,709      400,750,214   --        403,271,923
Preferred Stocks
   Brazil                         712,197,670               --   --        712,197,670
   Chile                                   --        6,877,903   --          6,877,903
   Colombia                        21,322,666               --   --         21,322,666
   Malaysia                           337,188               --   --            337,188
   South Korea                        802,506               --   --            802,506
Rights/Warrants
   Indonesia                               --          785,720   --            785,720
   Malaysia                                --          247,097   --            247,097
   Taiwan                                  --           10,287   --             10,287
   Thailand                                --          113,815   --            113,815
Securities Lending Collateral              --    1,481,498,432   --      1,481,498,432
Futures Contracts**                (9,559,741)              --   --         (9,559,741)
                               --------------  ---------------   --    ---------------
TOTAL                          $6,475,433,832  $24,363,655,770   --    $30,839,089,602
                               ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (96.5%)
Consumer Discretionary -- (21.6%)
*   Amazon.com, Inc.                          9,882 $15,476,497       4.1%
    Aptiv P.L.C.                             11,885   1,005,233       0.3%
    Aramark                                  17,896     669,131       0.2%
    Best Buy Co., Inc.                       26,735   2,046,030       0.5%
*   Booking Holdings, Inc.                    1,900   4,138,200       1.1%
*   Burlington Stores, Inc.                   3,450     468,682       0.1%
#*  CarMax, Inc.                              1,800     112,500       0.0%
    CBS Corp. Class B                        26,244   1,291,205       0.3%
    Comcast Corp. Class A                   207,454   6,511,981       1.7%
    Darden Restaurants, Inc.                 10,146     942,158       0.3%
    Delphi Technologies P.L.C.                1,793      86,799       0.0%
*   DISH Network Corp. Class A                3,512     117,828       0.0%
    Dollar General Corp.                     10,319     996,093       0.3%
*   Dollar Tree, Inc.                         7,988     765,969       0.2%
    Gap, Inc. (The)                          35,371   1,034,248       0.3%
    General Motors Co.                       58,674   2,155,683       0.6%
    Goodyear Tire & Rubber Co. (The)          1,839      46,177       0.0%
#   Hanesbrands, Inc.                        26,551     490,397       0.1%
    Harley-Davidson, Inc.                    12,847     528,397       0.1%
    Hasbro, Inc.                              8,542     752,465       0.2%
    Hilton Worldwide Holdings, Inc.           7,484     590,039       0.2%
    Home Depot, Inc. (The)                   44,398   8,204,750       2.2%
    Interpublic Group of Cos., Inc. (The)    33,114     781,159       0.2%
    Kohl's Corp.                             14,149     878,936       0.2%
    Las Vegas Sands Corp.                    16,302   1,195,426       0.3%
    Lear Corp.                                5,488   1,026,091       0.3%
    Leggett & Platt, Inc.                     6,894     279,552       0.1%
*   Live Nation Entertainment, Inc.          13,769     543,462       0.1%
    Lowe's Cos., Inc.                        34,554   2,848,286       0.8%
#   Macy's, Inc.                             29,430     914,390       0.2%
    Marriott International, Inc. Class A     12,337   1,686,221       0.4%
*   Michael Kors Holdings, Ltd.              12,553     858,876       0.2%
    NIKE, Inc. Class B                       50,188   3,432,357       0.9%
#   Nordstrom, Inc.                          11,092     560,811       0.2%
*   NVR, Inc.                                   320     992,000       0.3%
*   O'Reilly Automotive, Inc.                 5,411   1,385,595       0.4%
#   Omnicom Group, Inc.                      22,270   1,640,408       0.4%
#   Polaris Industries, Inc.                  3,652     382,803       0.1%
    Pool Corp.                                1,682     233,478       0.1%
    Ross Stores, Inc.                        14,116   1,141,279       0.3%
    Service Corp. International              15,146     552,980       0.2%
*   ServiceMaster Global Holdings, Inc.       9,392     475,235       0.1%
    Starbucks Corp.                          59,694   3,436,584       0.9%
    Target Corp.                             27,551   2,000,203       0.5%
    Thor Industries, Inc.                     3,697     392,400       0.1%
    TJX Cos., Inc. (The)                     25,534   2,166,560       0.6%
    Tractor Supply Co.                       10,313     701,284       0.2%
*   Ulta Salon Cosmetics & Fragrance, Inc.    4,869   1,221,681       0.3%
    VF Corp.                                 10,707     865,875       0.2%
    Viacom, Inc. Class A                        500      17,775       0.0%
    Viacom, Inc. Class B                     29,229     881,547       0.2%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE+    OF NET ASSETS**
                                           ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Wyndham Worldwide Corp.                  6,771 $   773,316       0.2%
    Wynn Resorts, Ltd.                       8,063   1,501,250       0.4%
                                                   -----------      ----
Total Consumer Discretionary                        84,198,282      22.2%
                                                   -----------      ----
Consumer Staples -- (10.8%)
    Altria Group, Inc.                      99,762   5,597,646       1.5%
    Brown-Forman Corp. Class A               2,344     125,099       0.0%
    Brown-Forman Corp. Class B               9,033     506,209       0.1%
#   Campbell Soup Co.                       24,873   1,014,321       0.3%
    Church & Dwight Co., Inc.               16,341     754,954       0.2%
#   Clorox Co. (The)                         9,173   1,075,076       0.3%
    Coca-Cola Co. (The)                    139,399   6,023,431       1.6%
    Costco Wholesale Corp.                  19,530   3,850,535       1.0%
    Dr Pepper Snapple Group, Inc.           11,310   1,356,748       0.4%
    Estee Lauder Cos., Inc. (The) Class A    8,835   1,308,375       0.4%
    General Mills, Inc.                     26,206   1,146,250       0.3%
*   Herbalife Nutrition, Ltd.                4,466     472,190       0.1%
    Hershey Co. (The)                        8,523     783,605       0.2%
    Ingredion, Inc.                          5,589     676,772       0.2%
#   Kellogg Co.                              8,855     521,560       0.1%
    Kimberly-Clark Corp.                    11,534   1,194,230       0.3%
    Kroger Co. (The)                        72,175   1,818,088       0.5%
    McCormick & Co., Inc.                      122      12,796       0.0%
#   National Beverage Corp.                    536      47,361       0.0%
    PepsiCo, Inc.                           61,999   6,258,179       1.7%
#*  Pilgrim's Pride Corp.                    7,080     152,928       0.0%
    Sysco Corp.                             18,691   1,168,935       0.3%
    Walmart, Inc.                           69,502   6,148,147       1.6%
                                                   -----------      ----
Total Consumer Staples                              42,013,435      11.1%
                                                   -----------      ----
Energy -- (1.0%)
#   Apache Corp.                            19,036     779,524       0.2%
    Cimarex Energy Co.                       7,226     726,863       0.2%
#*  Continental Resources, Inc.             11,150     736,569       0.2%
    Core Laboratories NV                       753      92,205       0.0%
    Marathon Petroleum Corp.                17,255   1,292,572       0.4%
*   Newfield Exploration Co.                16,578     494,025       0.1%
                                                   -----------      ----
Total Energy                                         4,121,758       1.1%
                                                   -----------      ----
Financials -- (3.5%)
    American Express Co.                    34,262   3,383,372       0.9%
    Ameriprise Financial, Inc.               6,362     892,016       0.2%
    Aon P.L.C.                               2,630     374,696       0.1%
    BGC Partners, Inc. Class A               4,800      64,128       0.0%
#*  Credit Acceptance Corp.                  1,186     392,376       0.1%
    Discover Financial Services             14,023     999,139       0.3%
    Eaton Vance Corp.                        8,971     487,933       0.1%
    Erie Indemnity Co. Class A                 726      84,775       0.0%
#   FactSet Research Systems, Inc.           2,611     493,766       0.1%
    Lazard, Ltd. Class A                     3,825     208,157       0.1%
#   MarketAxess Holdings, Inc.               1,785     354,555       0.1%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES   VALUE+    OF NET ASSETS**
                                                    ------ ----------- ---------------
Financials -- (Continued)
    Marsh & McLennan Cos., Inc.                     23,613 $ 1,924,459       0.5%
    MSCI, Inc.                                       5,352     801,890       0.2%
    S&P Global, Inc.                                 8,628   1,627,241       0.4%
    Santander Consumer USA Holdings, Inc.           21,091     389,129       0.1%
    T Rowe Price Group, Inc.                         9,133   1,039,518       0.3%
                                                           -----------       ---
Total Financials                                            13,517,150       3.5%
                                                           -----------       ---
Health Care -- (8.6%)
    AbbVie, Inc.                                    60,005   5,793,483       1.5%
    AmerisourceBergen Corp.                         18,202   1,648,737       0.4%
    Amgen, Inc.                                     37,225   6,495,018       1.7%
*   Biogen, Inc.                                    10,164   2,780,870       0.7%
    Cardinal Health, Inc.                            7,635     489,938       0.1%
*   Catalent, Inc.                                   9,905     407,195       0.1%
*   Celgene Corp.                                   19,168   1,669,533       0.5%
*   Charles River Laboratories International, Inc.   1,329     138,468       0.0%
*   DaVita, Inc.                                    16,229   1,019,019       0.3%
    Encompass Health Corp.                           7,300     443,986       0.1%
*   Exelixis, Inc.                                  17,448     363,267       0.1%
*   Express Scripts Holding Co.                     23,059   1,745,566       0.5%
    Gilead Sciences, Inc.                           73,848   5,334,041       1.4%
*   Hologic, Inc.                                   26,206   1,016,531       0.3%
    Humana, Inc.                                     6,719   1,976,595       0.5%
*   Mettler-Toledo International, Inc.               1,419     794,541       0.2%
*   Varian Medical Systems, Inc.                     2,152     248,750       0.1%
    Zoetis, Inc.                                    16,394   1,368,571       0.4%
                                                           -----------       ---
Total Health Care                                           33,734,109       8.9%
                                                           -----------       ---
Industrials -- (19.1%)
    3M Co.                                          25,546   4,965,887       1.3%
    Alaska Air Group, Inc.                           4,140     268,810       0.1%
    Allegion P.L.C.                                  6,341     489,398       0.1%
    Allison Transmission Holdings, Inc.              9,367     365,219       0.1%
    AMERCO                                             298     100,581       0.0%
#   American Airlines Group, Inc.                   24,734   1,061,831       0.3%
    Boeing Co. (The)                                21,469   7,161,200       1.9%
    BWX Technologies, Inc.                           5,438     368,696       0.1%
    Caterpillar, Inc.                               31,722   4,579,388       1.2%
#   CH Robinson Worldwide, Inc.                     11,667   1,073,714       0.3%
    Cintas Corp.                                     3,432     584,470       0.2%
*   Copart, Inc.                                    14,581     744,797       0.2%
    Cummins, Inc.                                    5,198     830,952       0.2%
    Deere & Co.                                     14,542   1,967,969       0.5%
    Delta Air Lines, Inc.                           37,804   1,974,125       0.5%
    Donaldson Co., Inc.                              9,348     413,742       0.1%
    Emerson Electric Co.                             8,855     588,061       0.2%
    Equifax, Inc.                                    2,259     253,121       0.1%
    Expeditors International of Washington, Inc.     4,196     267,957       0.1%
#   Fastenal Co.                                    22,730   1,136,273       0.3%
    FedEx Corp.                                     10,904   2,695,469       0.7%
    Fortive Corp.                                    8,928     627,728       0.2%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES   VALUE+    OF NET ASSETS**
                                               ------ ----------- ---------------
Industrials -- (Continued)
    General Dynamics Corp.                      8,871 $ 1,785,821       0.5%
    Graco, Inc.                                11,204     492,864       0.1%
    Harris Corp.                                9,836   1,538,547       0.4%
*   HD Supply Holdings, Inc.                   14,562     563,695       0.1%
    Honeywell International, Inc.              32,412   4,689,368       1.2%
    Huntington Ingalls Industries, Inc.         4,161   1,011,997       0.3%
    Illinois Tool Works, Inc.                  12,185   1,730,514       0.5%
#   JB Hunt Transport Services, Inc.           10,166   1,193,793       0.3%
*   JetBlue Airways Corp.                       5,568     106,850       0.0%
    KAR Auction Services, Inc.                  9,597     498,948       0.1%
    Lennox International, Inc.                  2,197     424,834       0.1%
    Lincoln Electric Holdings, Inc.             4,418     366,120       0.1%
    Lockheed Martin Corp.                       6,780   2,175,295       0.6%
#*  Middleby Corp. (The)                        3,903     491,153       0.1%
    Nordson Corp.                               3,984     512,342       0.1%
    Northrop Grumman Corp.                      6,106   1,966,376       0.5%
    PACCAR, Inc.                               15,091     960,844       0.3%
    Robert Half International, Inc.            10,155     616,916       0.2%
    Rockwell Automation, Inc.                   4,014     660,423       0.2%
    Rollins, Inc.                               7,883     382,483       0.1%
#*  Sensata Technologies Holding P.L.C.         7,661     388,566       0.1%
    Southwest Airlines Co.                     26,084   1,378,018       0.4%
    Spirit Aerosystems Holdings, Inc. Class A   9,386     754,353       0.2%
    Toro Co. (The)                              5,447     318,050       0.1%
*   TransUnion                                 11,083     719,398       0.2%
    Union Pacific Corp.                        38,372   5,127,650       1.4%
*   United Continental Holdings, Inc.          30,505   2,060,308       0.5%
    United Parcel Service, Inc. Class B        24,946   2,831,371       0.7%
*   United Rentals, Inc.                        8,492   1,273,800       0.3%
*   Verisk Analytics, Inc.                     11,431   1,216,830       0.3%
*   WABCO Holdings, Inc.                        3,643     469,911       0.1%
    Waste Management, Inc.                     22,100   1,796,509       0.5%
    WW Grainger, Inc.                           4,698   1,321,782       0.3%
                                                      -----------      ----
Total Industrials                                      74,345,117      19.6%
                                                      -----------      ----
Information Technology -- (24.8%)
    Accenture P.L.C. Class A                   27,652   4,180,982       1.1%
    Alliance Data Systems Corp.                 4,651     944,386       0.2%
    Amphenol Corp. Class A                     10,087     844,383       0.2%
    Apple, Inc.                                89,989  14,871,582       3.9%
    Applied Materials, Inc.                    53,426   2,653,669       0.7%
    Automatic Data Processing, Inc.            18,107   2,138,075       0.6%
    Booz Allen Hamilton Holding Corp.           7,256     287,555       0.1%
    Broadridge Financial Solutions, Inc.        8,458     906,782       0.2%
*   Cadence Design Systems, Inc.               14,926     597,936       0.2%
    CDK Global, Inc.                            2,876     187,630       0.0%
    CDW Corp.                                  10,516     749,686       0.2%
*   Citrix Systems, Inc.                       10,612   1,092,081       0.3%
*   CommScope Holding Co., Inc.                14,891     569,134       0.1%
*   F5 Networks, Inc.                           5,014     817,733       0.2%
*   First Data Corp. Class A                   28,499     515,832       0.1%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Information Technology -- (Continued)
*   Fiserv, Inc.                               15,676 $ 1,110,801       0.3%
*   Flex, Ltd.                                 38,582     501,566       0.1%
*   GoDaddy, Inc. Class A                       5,649     364,699       0.1%
    International Business Machines Corp.      43,611   6,321,851       1.7%
    Intuit, Inc.                                8,138   1,503,821       0.4%
    Jabil, Inc.                                 5,217     138,772       0.0%
    Jack Henry & Associates, Inc.               4,864     581,151       0.2%
    KLA-Tencor Corp.                           11,177   1,137,148       0.3%
    Lam Research Corp.                          7,451   1,378,882       0.4%
    Mastercard, Inc. Class A                   35,826   6,386,701       1.7%
#*  Match Group, Inc.                           3,234     152,386       0.0%
    Maxim Integrated Products, Inc.            20,893   1,138,669       0.3%
*   Micron Technology, Inc.                    63,854   2,936,007       0.8%
    Microsoft Corp.                           154,653  14,463,149       3.8%
    NetApp, Inc.                               20,464   1,362,493       0.4%
    NVIDIA Corp.                               22,785   5,124,347       1.3%
*   ON Semiconductor Corp.                     33,818     746,701       0.2%
    Paychex, Inc.                              10,878     658,880       0.2%
#*  Paycom Software, Inc.                       2,354     268,850       0.1%
    Sabre Corp.                                14,714     303,697       0.1%
    Seagate Technology P.L.C.                  21,451   1,241,798       0.3%
    Skyworks Solutions, Inc.                   15,610   1,354,324       0.4%
    Texas Instruments, Inc.                    44,597   4,523,474       1.2%
    Total System Services, Inc.                14,465   1,215,928       0.3%
#*  Ubiquiti Networks, Inc.                     2,991     213,139       0.1%
    Visa, Inc. Class A                         73,493   9,324,792       2.5%
#   Western Union Co. (The)                    25,456     502,756       0.1%
*   Zebra Technologies Corp. Class A            2,704     364,580       0.1%
                                                      -----------      ----
Total Information Technology                           96,678,808      25.5%
                                                      -----------      ----
Materials -- (3.9%)
*   Alcoa Corp.                                14,476     741,171       0.2%
    Avery Dennison Corp.                        6,110     640,389       0.2%
*   Axalta Coating Systems, Ltd.               19,646     607,061       0.2%
*   Berry Global Group, Inc.                    9,487     521,785       0.1%
    Celanese Corp. Series A                     9,722   1,056,490       0.3%
    Chemours Co. (The)                         12,343     597,525       0.2%
*   Crown Holdings, Inc.                        9,715     484,196       0.1%
    Eastman Chemical Co.                       10,937   1,116,449       0.3%
    Freeport-McMoRan, Inc.                     63,962     972,862       0.3%
    Huntsman Corp.                             17,475     520,231       0.1%
    International Flavors & Fragrances, Inc.    1,630     230,254       0.1%
    International Paper Co.                    15,262     786,909       0.2%
    LyondellBasell Industries NV Class A       17,345   1,833,887       0.5%
    NewMarket Corp.                               319     121,076       0.0%
    Packaging Corp. of America                  8,612     996,322       0.3%
    PPG Industries, Inc.                       10,870   1,150,916       0.3%
    RPM International, Inc.                     3,701     178,758       0.0%
#   Scotts Miracle-Gro Co. (The)                3,528     294,870       0.1%
#   Sealed Air Corp.                           11,977     525,191       0.1%
    Sherwin-Williams Co. (The)                  3,517   1,293,060       0.3%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                             SHARES      VALUE+    OF NET ASSETS**
                                                                            --------- ------------ ---------------
Materials -- (Continued)
#     Southern Copper Corp.                                                     2,568 $    135,616        0.0%
      Westlake Chemical Corp.                                                   1,981      211,908        0.1%
      WR Grace & Co.                                                            1,617      110,667        0.0%
                                                                                      ------------      -----
Total Materials                                                                         15,127,593        4.0%
                                                                                      ------------      -----
Telecommunication Services -- (3.1%)
#*    Sprint Corp.                                                             10,048       56,369        0.0%
*     T-Mobile US, Inc.                                                        12,633      764,423        0.2%
      Verizon Communications, Inc.                                            210,719   10,398,982        2.7%
*     Zayo Group Holdings, Inc.                                                19,579      710,718        0.2%
                                                                                      ------------      -----
Total Telecommunication Services                                                        11,930,492        3.1%
                                                                                      ------------      -----
Utilities -- (0.1%)
      NRG Energy, Inc.                                                         11,621      360,251        0.1%
                                                                                      ------------      -----
TOTAL COMMON STOCKS                                                                    376,026,995       99.1%
                                                                                      ------------      -----
TOTAL INVESTMENT SECURITIES                                                            376,026,995
                                                                                      ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund, 1.630%  2,636,478    2,636,478        0.7%
                                                                                      ------------      -----
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund                                          954,395   11,042,353        2.9%
                                                                                      ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $376,352,979)                                     $389,705,826      102.7%
                                                                                      ============      =====

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                  LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary       $ 84,198,282          --   --    $ 84,198,282
   Consumer Staples               42,013,435          --   --      42,013,435
   Energy                          4,121,758          --   --       4,121,758
   Financials                     13,517,150          --   --      13,517,150
   Health Care                    33,734,109          --   --      33,734,109
   Industrials                    74,345,117          --   --      74,345,117
   Information Technology         96,678,808          --   --      96,678,808
   Materials                      15,127,593          --   --      15,127,593
   Telecommunication Services     11,930,492          --   --      11,930,492
   Utilities                         360,251          --   --         360,251
Temporary Cash Investments         2,636,478          --   --       2,636,478
Securities Lending Collateral             -- $11,042,353   --      11,042,353
                                ------------ -----------   --    ------------
TOTAL                           $378,663,473 $11,042,353   --    $389,705,826
                                ============ ===========   ==    ============

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                            PERCENTAGE
                                      SHARES    VALUE++   OF NET ASSETS**
                                      ------- ----------- ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.4%)
    Amcor, Ltd.                        44,126 $   454,717       0.3%
    AMP, Ltd.                         153,534     464,773       0.3%
    Aristocrat Leisure, Ltd.           24,668     494,854       0.3%
    BHP Billiton, Ltd.                 90,976   2,122,402       1.2%
    BlueScope Steel, Ltd.              11,644     143,098       0.1%
    Brambles, Ltd.                     73,023     540,310       0.3%
    Caltex Australia, Ltd.             12,618     293,429       0.2%
    CIMIC Group, Ltd.                   4,205     143,091       0.1%
    Coca-Cola Amatil, Ltd.             22,989     160,466       0.1%
    Cochlear, Ltd.                      2,268     330,061       0.2%
    Computershare, Ltd.                20,361     259,023       0.1%
    CSL, Ltd.                           9,082   1,163,305       0.6%
    Domino's Pizza Enterprises, Ltd.      705      22,318       0.0%
    Evolution Mining, Ltd.             50,211     120,027       0.1%
    Flight Centre Travel Group, Ltd.    1,888      79,091       0.0%
#   Fortescue Metals Group, Ltd.       84,117     285,397       0.2%
    Macquarie Group, Ltd.               4,672     380,480       0.2%
    Magellan Financial Group, Ltd.      2,567      44,847       0.0%
    Medibank Pvt, Ltd.                116,529     256,102       0.1%
    Orica, Ltd.                         6,120      91,183       0.1%
    Platinum Asset Management, Ltd.     7,167      30,401       0.0%
    Qantas Airways, Ltd.               43,121     186,489       0.1%
#   Ramsay Health Care, Ltd.            6,569     319,356       0.2%
    REA Group, Ltd.                     2,336     141,425       0.1%
    Reece, Ltd.                         3,981      31,772       0.0%
    Rio Tinto, Ltd.                    10,699     636,742       0.3%
    Seek, Ltd.                         14,902     216,762       0.1%
    Telstra Corp., Ltd.               110,744     263,307       0.1%
#   TPG Telecom, Ltd.                  16,157      67,772       0.0%
    Woolworths Group, Ltd.             28,474     595,556       0.3%
                                              -----------       ---
TOTAL AUSTRALIA                                10,338,556       5.7%
                                              -----------       ---
AUSTRIA -- (0.2%)
    OMV AG                              3,732     231,142       0.1%
    Voestalpine AG                      3,591     189,451       0.1%
                                              -----------       ---
TOTAL AUSTRIA                                     420,593       0.2%
                                              -----------       ---
BELGIUM -- (1.2%)
    Ageas                               2,286     122,284       0.1%
    Anheuser-Busch InBev SA/NV          5,792     575,340       0.3%
    Colruyt SA                          1,678      94,423       0.1%
    KBC Group NV                        5,681     493,906       0.2%
    Proximus SADP                       5,181     158,767       0.1%
    Solvay SA                           1,442     200,539       0.1%
    UCB SA                              3,610     271,884       0.1%
    Umicore SA                          6,251     347,672       0.2%
                                              -----------       ---
TOTAL BELGIUM                                   2,264,815       1.2%
                                              -----------       ---
CANADA -- (7.7%)
*   Air Canada                          3,100      60,940       0.0%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                          SHARES   VALUE++   OF NET ASSETS**
                                                          ------ ----------- ---------------
CANADA -- (Continued)
    Alimentation Couche-Tard, Inc. Class B                10,500 $   453,955       0.3%
    Barrick Gold Corp.(2024677)                            2,592      34,914       0.0%
    Barrick Gold Corp.(2024644)                           51,953     699,208       0.4%
#   BCE, Inc.                                              3,293     139,788       0.1%
    CAE, Inc.(2125097)                                     7,989     151,392       0.1%
    CAE, Inc.(2162760)                                     3,619      68,408       0.0%
    Canadian National Railway Co.                         16,843   1,301,627       0.7%
    Canadian Pacific Railway, Ltd.                         3,139     572,679       0.3%
#   Canadian Tire Corp., Ltd. Class A                      3,500     476,989       0.3%
*   Canfor Corp.                                           3,100      71,201       0.0%
    CCL Industries, Inc. Class B                           5,800     281,338       0.2%
*   CGI Group, Inc. Class A                                7,703     446,004       0.3%
#   CI Financial Corp.                                    12,000     252,533       0.1%
    Cogeco Communications, Inc.                            1,000      53,281       0.0%
    Constellation Software, Inc.                             900     643,224       0.4%
    Dollarama, Inc.                                        1,300     149,648       0.1%
    Finning International, Inc.                            6,800     171,542       0.1%
    George Weston, Ltd.                                    3,160     258,889       0.1%
#   Gildan Activewear, Inc.                                8,028     233,856       0.1%
    Inter Pipeline, Ltd.                                  20,317     366,322       0.2%
    Jean Coutu Group PJC, Inc. (The) Class A                 700      13,406       0.0%
    Kirkland Lake Gold, Ltd.                               7,400     129,102       0.1%
    Linamar Corp.                                          2,527     141,608       0.1%
    Loblaw Cos., Ltd.                                      6,500     330,581       0.2%
    Lundin Mining Corp.                                   34,301     227,079       0.1%
    Magna International, Inc.                             10,278     606,402       0.3%
    Methanex Corp.                                         3,784     228,554       0.1%
    National Bank of Canada                                9,221     437,943       0.2%
    New Flyer Industries, Inc.                             1,500      68,893       0.0%
    Norbord, Inc.                                          1,700      70,201       0.0%
#   Northland Power, Inc.                                  4,400      79,333       0.0%
    Onex Corp.                                             3,800     281,460       0.2%
#   Parkland Fuel Corp.                                    5,500     127,696       0.1%
    Premium Brands Holdings Corp.                          1,136     106,712       0.1%
    Quebecor, Inc. Class B                                 6,582     122,725       0.1%
    Restaurant Brands International, Inc.                  4,500     244,881       0.1%
    Rogers Communications, Inc. Class B                    7,871     371,590       0.2%
    Royal Bank of Canada                                  27,874   2,119,818       1.2%
    Saputo, Inc.                                          10,615     344,174       0.2%
*   Seven Generations Energy, Ltd. Class A                10,800     154,099       0.1%
    Shaw Communications, Inc. Class B(2591900)            16,455     338,479       0.2%
    Shaw Communications, Inc. Class B(2801836)             5,600     115,101       0.1%
*   Spin Master Corp.                                        600      22,445       0.0%
    Teck Resources, Ltd. Class B                          13,927     349,985       0.2%
    Toromont Industries, Ltd.                              4,200     183,937       0.1%
*   Valeant Pharmaceuticals International, Inc.(B41NYV4)   2,822      50,994       0.0%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)   3,149      56,851       0.0%
    Vermilion Energy, Inc.                                 4,088     138,215       0.1%
    West Fraser Timber Co., Ltd.                           3,400     230,303       0.1%
    Winpak, Ltd.                                             300      11,136       0.0%
                                                                 -----------       ---
TOTAL CANADA                                                      14,591,441       8.0%
                                                                 -----------       ---

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------ ----------- ---------------
DENMARK -- (1.6%)
    Coloplast A.S. Class B                         2,992 $   253,463       0.1%
    Novo Nordisk A.S. Class B                     40,249   1,892,827       1.0%
#   Pandora A.S.                                   7,293     810,172       0.5%
                                                         -----------      ----
TOTAL DENMARK                                              2,956,462       1.6%
                                                         -----------      ----
FINLAND -- (0.9%)
    Elisa Oyj                                      4,404     194,668       0.1%
#   Kone Oyj Class B                               9,513     472,467       0.2%
    Neste Oyj                                      4,439     373,793       0.2%
    UPM-Kymmene Oyj                                9,371     334,372       0.2%
    Wartsila Oyj Abp                              13,785     292,687       0.2%
                                                         -----------      ----
TOTAL FINLAND                                              1,667,987       0.9%
                                                         -----------      ----
FRANCE -- (9.8%)
    Aeroports de Paris                               776     170,815       0.1%
    Air Liquide SA                                 9,703   1,261,160       0.7%
    Airbus SE                                     10,892   1,278,537       0.7%
    Arkema SA                                      2,984     390,888       0.2%
    Atos SE                                        3,500     472,500       0.3%
    BioMerieux                                       367      29,013       0.0%
#   Bouygues SA                                   11,382     580,540       0.3%
    Bureau Veritas SA                              8,852     231,460       0.1%
    Carrefour SA                                  26,354     540,716       0.3%
    Cie Generale des Etablissements Michelin SCA   8,785   1,235,372       0.7%
    Cie Plastic Omnium SA                          2,492     119,759       0.1%
#   Danone SA                                     11,530     933,997       0.5%
    Eiffage SA                                     3,617     430,537       0.2%
    Electricite de France SA                      14,840     208,260       0.1%
#   Eurofins Scientific SE                           367     197,959       0.1%
    Faurecia SA                                    3,716     303,444       0.2%
    Hermes International                             563     364,058       0.2%
    Iliad SA                                         973     194,895       0.1%
    Ipsen SA                                         308      49,855       0.0%
    Legrand SA                                     8,193     637,521       0.4%
    LVMH Moet Hennessy Louis Vuitton SE            5,988   2,083,895       1.1%
    Orange SA                                     54,631     993,171       0.6%
#   Peugeot SA                                    29,712     731,616       0.4%
    Publicis Groupe SA                             2,812     210,281       0.1%
    Safran SA                                      6,795     796,986       0.4%
    Sartorius Stedim Biotech                         659      61,431       0.0%
    SEB SA                                           881     168,803       0.1%
#   SES SA                                         6,218      95,937       0.1%
    Sodexo SA                                      3,617     358,185       0.2%
    STMicroelectronics NV                         21,351     466,205       0.3%
    Teleperformance                                1,867     300,031       0.2%
    Thales SA                                      4,387     556,090       0.3%
*   Ubisoft Entertainment SA                       2,486     237,532       0.1%
    Valeo SA                                      10,289     687,914       0.4%
#   Vinci SA                                      11,541   1,153,911       0.6%
                                                         -----------      ----
TOTAL FRANCE                                              18,533,274      10.2%
                                                         -----------      ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
GERMANY -- (7.3%)
    Adidas AG                                3,892 $   956,534       0.5%
    BASF SE                                 21,794   2,267,522       1.2%
    Bayerische Motoren Werke AG              3,284     365,121       0.2%
    Continental AG                           2,658     707,918       0.4%
    Covestro AG                              7,636     693,844       0.4%
    Deutsche Lufthansa AG                   13,187     383,283       0.2%
    Deutsche Post AG                        23,879   1,036,454       0.6%
    Deutsche Telekom AG                    100,280   1,755,262       1.0%
    E.ON SE                                 88,762     971,922       0.5%
    Fielmann AG                                284      23,322       0.0%
    Fresenius SE & Co. KGaA                 11,058     842,114       0.5%
    Hella GmbH & Co KGaA                     1,496      92,274       0.1%
    Hochtief AG                                646     117,874       0.1%
    Innogy SE                                6,016     264,344       0.1%
    KION Group AG                            3,144     262,067       0.1%
    Lanxess AG                               4,504     333,631       0.2%
    METRO AG                                 8,123     117,516       0.1%
    MTU Aero Engines AG                      2,129     366,211       0.2%
    ProSiebenSat.1 Media SE                  8,636     313,297       0.2%
    Rational AG                                109      68,170       0.0%
    RTL Group SA                             1,651     135,860       0.1%
    RWE AG                                  29,377     702,161       0.4%
    Symrise AG                               4,529     366,087       0.2%
    ThyssenKrupp AG                         17,474     454,511       0.2%
    United Internet AG                       2,257     145,887       0.1%
    Volkswagen AG                              995     202,581       0.1%
                                                   -----------       ---
TOTAL GERMANY                                       13,945,767       7.7%
                                                   -----------       ---
HONG KONG -- (2.7%)
    AIA Group, Ltd.                         88,000     786,473       0.4%
    ASM Pacific Technology, Ltd.            15,600     213,772       0.1%
    BOC Aviation, Ltd.                       6,200      36,250       0.0%
    Chow Tai Fook Jewellery Group, Ltd.     40,600      52,344       0.0%
    Galaxy Entertainment Group, Ltd.        53,000     463,889       0.3%
    HKT Trust & HKT, Ltd.                  201,000     264,453       0.1%
    Hong Kong Exchanges & Clearing, Ltd.    25,398     822,756       0.4%
    Li & Fung, Ltd.                        228,000     114,666       0.1%
    Melco International Development, Ltd.   34,000     125,880       0.1%
    MGM China Holdings, Ltd.                35,200      96,531       0.1%
    NagaCorp, Ltd.                         120,000     124,061       0.1%
    PCCW, Ltd.                             200,000     123,630       0.1%
    Prada SpA                               19,600      99,574       0.1%
    Samsonite International SA              65,400     295,828       0.2%
    Sands China, Ltd.                       46,800     270,475       0.1%
    Techtronic Industries Co., Ltd.         69,000     404,215       0.2%
    VTech Holdings, Ltd.                     2,800      34,094       0.0%
    WH Group, Ltd.                         489,000     506,250       0.3%
    Wynn Macau, Ltd.                        61,600     227,634       0.1%
    Xinyi Glass Holdings, Ltd.              88,000     126,509       0.1%
                                                   -----------       ---
TOTAL HONG KONG                                      5,189,284       2.9%
                                                   -----------       ---

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
IRELAND -- (0.5%)
#   CRH P.L.C. Sponsored ADR                           1,588 $   56,152       0.0%
    Kerry Group P.L.C. Class A                         3,137    319,786       0.2%
    Kingspan Group P.L.C.                              4,214    190,763       0.1%
    Smurfit Kappa Group P.L.C.                         8,174    348,441       0.2%
                                                             ----------       ---
TOTAL IRELAND                                                   915,142       0.5%
                                                             ----------       ---
ISRAEL -- (0.3%)
    Bank Leumi Le-Israel BM                           16,117     95,085       0.1%
    Bezeq The Israeli Telecommunication Corp., Ltd.   50,822     64,114       0.0%
    Elbit Systems, Ltd.(6308913)                         170     19,594       0.0%
    Elbit Systems, Ltd.(2311614)                         108     12,487       0.0%
    Frutarom Industries, Ltd.                            816     78,003       0.0%
    Israel Chemicals, Ltd.                            15,504     69,285       0.0%
    Mizrahi Tefahot Bank, Ltd.                         4,615     84,349       0.1%
*   Nice, Ltd. Sponsored ADR                           1,114    106,019       0.1%
*   SodaStream International, Ltd.                       125     11,779       0.0%
    Strauss Group, Ltd.                                1,052     21,643       0.0%
*   Tower Semiconductor, Ltd.                            700     18,109       0.0%
                                                             ----------       ---
TOTAL ISRAEL                                                    580,467       0.3%
                                                             ----------       ---
ITALY -- (2.3%)
    Atlantia SpA                                      11,885    393,391       0.2%
    CNH Industrial NV                                 38,774    477,096       0.3%
    Enel SpA                                         187,070  1,186,720       0.6%
    Ferrari NV                                         4,494    551,324       0.3%
    Fiat Chrysler Automobiles NV                      47,136  1,047,304       0.6%
    FinecoBank Banca Fineco SpA                       13,505    160,814       0.1%
    Moncler SpA                                        5,658    255,017       0.1%
    Prysmian SpA                                       4,339    127,554       0.1%
    Recordati SpA                                      2,083     74,302       0.0%
#*  Telecom Italia SpA                               119,983    118,364       0.1%
                                                             ----------       ---
TOTAL ITALY                                                   4,391,886       2.4%
                                                             ----------       ---
JAPAN -- (21.9%)
    Aeon Co., Ltd.                                    18,200    363,677       0.2%
#   Ain Holdings, Inc.                                 1,200     79,924       0.0%
    Air Water, Inc.                                    7,300    141,021       0.1%
    Aisin Seiki Co., Ltd.                              5,400    292,544       0.2%
    Alps Electric Co., Ltd.                           10,200    225,281       0.1%
    Asahi Group Holdings, Ltd.                         7,700    389,510       0.2%
    Asahi Intecc Co., Ltd.                             3,600    125,573       0.1%
    Bandai Namco Holdings, Inc.                        2,500     84,597       0.0%
    Bridgestone Corp.                                 16,800    702,284       0.4%
    Brother Industries, Ltd.                          12,400    265,975       0.1%
    Calbee, Inc.                                       2,900     97,657       0.1%
    Capcom Co., Ltd.                                   3,000     57,346       0.0%
    Cosmo Energy Holdings Co., Ltd.                    3,200    105,418       0.1%
    Cosmos Pharmaceutical Corp.                          400     89,946       0.0%
    CyberAgent, Inc.                                   4,100    225,202       0.1%
    Daicel Corp.                                      12,600    145,382       0.1%
    Daiichikosho Co., Ltd.                             1,500     78,700       0.0%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Daikin Industries, Ltd.                     5,000 $  584,079       0.3%
    Daito Trust Construction Co., Ltd.          1,400    233,611       0.1%
    Daiwa House Industry Co., Ltd.             15,800    577,668       0.3%
    DIC Corp.                                   4,700    159,494       0.1%
    Disco Corp.                                 1,400    245,389       0.1%
    DMG Mori Co., Ltd.                          3,200     59,791       0.0%
    Dr Ci:Labo Co., Ltd.                          900     43,296       0.0%
    en-japan, Inc.                                800     37,398       0.0%
    Fast Retailing Co., Ltd.                    1,100    482,917       0.3%
    FP Corp.                                      700     43,300       0.0%
    Fuji Electric Co., Ltd.                    27,000    192,573       0.1%
    Fujikura, Ltd.                             11,400     77,897       0.0%
    Fujitsu General, Ltd.                       1,000     16,282       0.0%
    Fujitsu, Ltd.                             106,000    642,620       0.4%
    Furukawa Electric Co., Ltd.                 4,000    196,563       0.1%
#   GMO Payment Gateway, Inc.                     700     69,272       0.0%
    GungHo Online Entertainment, Inc.          14,600     44,036       0.0%
    Harmonic Drive Systems, Inc.                  900     42,857       0.0%
    Haseko Corp.                               14,400    226,506       0.1%
    Hikari Tsushin, Inc.                          900    145,894       0.1%
    Hino Motors, Ltd.                          12,600    153,725       0.1%
    HIS Co., Ltd.                               1,500     54,741       0.0%
    Hitachi Capital Corp.                       2,300     61,459       0.0%
    Hitachi Construction Machinery Co., Ltd.    4,900    178,073       0.1%
    Hitachi, Ltd.                             143,000  1,043,694       0.6%
    Hoya Corp.                                  8,900    475,481       0.3%
    Idemitsu Kosan Co., Ltd.                    8,100    316,434       0.2%
    IHI Corp.                                   8,600    281,101       0.2%
    Isuzu Motors, Ltd.                         15,000    228,964       0.1%
    Ito En, Ltd.                                2,600    103,662       0.1%
    Izumi Co., Ltd.                             1,700    112,254       0.1%
    Japan Airlines Co., Ltd.                    1,800     71,036       0.0%
    Japan Exchange Group, Inc.                 23,100    427,791       0.2%
    Japan Lifeline Co., Ltd.                    1,700     49,802       0.0%
    Japan Tobacco, Inc.                        25,400    682,782       0.4%
    JTEKT Corp.                                10,100    163,419       0.1%
    JXTG Holdings, Inc.                        85,300    556,050       0.3%
    Kajima Corp.                               51,000    491,338       0.3%
#   Kakaku.com, Inc.                            5,600    106,760       0.1%
    Kaken Pharmaceutical Co., Ltd.              1,200     70,963       0.0%
    Kao Corp.                                  10,500    754,803       0.4%
    Kawasaki Heavy Industries, Ltd.             7,800    260,770       0.1%
    KDDI Corp.                                 50,300  1,350,233       0.7%
    Keihan Holdings Co., Ltd.                   1,400     45,204       0.0%
    Kirin Holdings Co., Ltd.                   21,900    614,711       0.3%
    Koito Manufacturing Co., Ltd.               5,500    368,082       0.2%
    Konami Holdings Corp.                       3,200    157,149       0.1%
    Kose Corp.                                  1,000    184,797       0.1%
    Kyudenko Corp.                              1,500     70,086       0.0%
#   Lawson, Inc.                                2,300    151,940       0.1%
    M3, Inc.                                    7,400    278,875       0.2%
    MEIJI Holdings Co., Ltd.                    5,700    457,142       0.3%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                               SHARES VALUE++  OF NET ASSETS**
                                               ------ -------- ---------------
 JAPAN -- (Continued)
     Minebea Mitsumi, Inc.                     18,700 $374,015       0.2%
     Miraca Holdings, Inc.                        800   31,144       0.0%
     Mitsubishi Chemical Holdings Corp.        42,900  405,817       0.2%
     Mitsubishi UFJ Lease & Finance Co., Ltd.  24,400  155,113       0.1%
     Mitsui Chemicals, Inc.                    10,400  298,128       0.2%
     Mitsui Mining & Smelting Co., Ltd.         3,300  139,494       0.1%
     Mixi, Inc.                                 2,200   72,307       0.0%
     MonotaRO Co., Ltd.                         2,500   87,140       0.0%
     Morinaga & Co., Ltd.                       1,100   53,567       0.0%
     Nichirei Corp.                             4,200  121,672       0.1%
     Nifco, Inc.                                3,600  126,399       0.1%
     Nihon M&A Center, Inc.                     5,000  145,933       0.1%
     Nippon Paint Holdings Co., Ltd.            3,000  122,458       0.1%
 #   Nipro Corp.                                7,700  110,825       0.1%
     Nissan Chemical Industries, Ltd.           3,700  164,514       0.1%
     Nissan Motor Co., Ltd.                    69,300  729,068       0.4%
     Nitori Holdings Co., Ltd.                    300   50,590       0.0%
     Nitto Denko Corp.                          3,700  275,076       0.2%
     NSK, Ltd.                                 20,600  275,663       0.2%
     NTN Corp.                                 11,500   50,582       0.0%
     NTT Data Corp.                            17,900  192,908       0.1%
     NTT DOCOMO, Inc.                          33,300  860,272       0.5%
     Obayashi Corp.                            13,800  158,924       0.1%
     Olympus Corp.                              6,900  257,305       0.1%
     Open House Co., Ltd.                       1,400   77,940       0.0%
     Oracle Corp.                               1,500  123,221       0.1%
     Otsuka Corp.                               3,000  139,012       0.1%
     Panasonic Corp.                           59,900  886,948       0.5%
     Park24 Co., Ltd.                           4,300  121,807       0.1%
     Persol Holdings Co., Ltd.                  6,600  156,883       0.1%
     Pigeon Corp.                               4,400  206,246       0.1%
     Pilot Corp.                                1,500   81,889       0.0%
     Rakuten, Inc.                             47,800  339,694       0.2%
     Recruit Holdings Co., Ltd.                23,300  537,227       0.3%
     Relo Group, Inc.                           4,300   96,599       0.1%
 #*  Renesas Electronics Corp.                 14,600  152,303       0.1%
     Ryohin Keikaku Co., Ltd.                   1,000  342,064       0.2%
     Sankyu, Inc.                               2,400  116,643       0.1%
     Sanwa Holdings Corp.                       7,600   97,592       0.1%
     Sapporo Holdings, Ltd.                     1,600   45,780       0.0%
     SCREEN Holdings Co., Ltd.                  1,800  147,231       0.1%
     SCSK Corp.                                 1,700   72,753       0.0%
     Seibu Holdings, Inc.                      12,100  204,009       0.1%
     Seiko Epson Corp.                          5,300   99,623       0.1%
     Sekisui Chemical Co., Ltd.                 7,700  136,214       0.1%
     Seria Co., Ltd.                            1,700   83,308       0.0%
     Seven & I Holdings Co., Ltd.              20,000  881,216       0.5%
 #   Seven Bank, Ltd.                          24,000   80,579       0.0%
     Sharp Corp.                                3,300   96,410       0.1%
     Shionogi & Co., Ltd.                       5,100  262,098       0.1%
     Shiseido Co., Ltd.                         7,800  506,072       0.3%
     Showa Denko K.K.                           6,900  229,568       0.1%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                      SHARES   VALUE++   OF NET ASSETS**
                                      ------ ----------- ---------------
JAPAN -- (Continued)
    Showa Shell Sekiyu K.K.            7,900 $   111,553       0.1%
    Skylark Co., Ltd.                  4,500      66,193       0.0%
    SoftBank Group Corp.              23,900   1,826,168       1.0%
    Sony Corp.                        32,900   1,536,631       0.8%
    Square Enix Holdings Co., Ltd.     3,300     136,778       0.1%
    Stanley Electric Co., Ltd.         6,300     227,678       0.1%
    Start Today Co., Ltd.              7,800     225,217       0.1%
    Subaru Corp.                      16,500     553,845       0.3%
    Sumco Corp.                        8,000     195,396       0.1%
    Sumitomo Chemical Co., Ltd.       91,000     520,670       0.3%
    Sumitomo Forestry Co., Ltd.        6,300     104,392       0.1%
    Sumitomo Rubber Industries, Ltd.   8,900     158,933       0.1%
    Sundrug Co., Ltd.                  3,000     154,329       0.1%
    Suntory Beverage & Food, Ltd.      3,300     162,393       0.1%
    Suzuki Motor Corp.                 9,500     510,604       0.3%
    Sysmex Corp.                       3,400     300,347       0.2%
    Taiheiyo Cement Corp.              7,000     264,320       0.1%
    Taisei Corp.                       9,300     501,697       0.3%
    Taiyo Nippon Sanso Corp.           5,500      81,542       0.0%
    Teijin, Ltd.                      10,300     193,649       0.1%
    Terumo Corp.                       6,000     339,485       0.2%
    Tokyo Century Corp.                2,200     136,959       0.1%
    Tokyo Electron, Ltd.               3,300     633,775       0.3%
    Topcon Corp.                       1,900      37,711       0.0%
    Toray Industries, Inc.            11,400     106,414       0.1%
    Tosoh Corp.                       16,400     290,089       0.2%
    Toyo Tire & Rubber Co., Ltd.       2,500      42,556       0.0%
    Toyoda Gosei Co., Ltd.             2,700      68,172       0.0%
    Toyota Boshoku Corp.               3,000      62,979       0.0%
    Trend Micro, Inc.                  4,900     292,966       0.2%
    TS Tech Co., Ltd.                  2,400      97,103       0.1%
    Tsuruha Holdings, Inc.             1,100     157,894       0.1%
    Ube Industries, Ltd.               5,500     167,553       0.1%
    Ulvac, Inc.                        1,800      96,289       0.1%
    Unicharm Corp.                     8,600     241,779       0.1%
    USS Co., Ltd.                      6,500     136,502       0.1%
    Welcia Holdings Co., Ltd.          1,900      97,576       0.1%
#   Yahoo Japan Corp.                 28,400     116,715       0.1%
    Yamaha Motor Co., Ltd.            14,900     476,419       0.3%
    Yamazaki Baking Co., Ltd.          2,500      54,743       0.0%
#   Yaskawa Electric Corp.            10,300     418,154       0.2%
    Yokohama Rubber Co., Ltd. (The)    5,100     120,085       0.1%
    Zenkoku Hosho Co., Ltd.            1,800      74,281       0.0%
    Zensho Holdings Co., Ltd.          3,700      86,114       0.0%
                                             -----------      ----
TOTAL JAPAN                                   41,679,292      22.9%
                                             -----------      ----
NETHERLANDS -- (3.0%)
    Akzo Nobel NV                      8,495     769,293       0.4%
*   Altice NV Class A                  4,277      40,935       0.0%
    GrandVision NV                       801      19,693       0.0%
    Heineken NV                        7,254     763,667       0.4%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES   VALUE++   OF NET ASSETS**
                                                    ------- ---------- ---------------
NETHERLANDS -- (Continued)
    Koninklijke KPN NV                              181,035 $  563,423       0.3%
    RELX NV                                          21,422    455,799       0.2%
#   Unilever NV                                      40,262  2,299,766       1.3%
    Wolters Kluwer NV                                15,178    821,278       0.5%
                                                            ----------       ---
TOTAL NETHERLANDS                                            5,733,854       3.1%
                                                            ----------       ---
NEW ZEALAND -- (0.2%)
*   a2 Milk Co., Ltd.                                12,779    108,603       0.1%
    Air New Zealand, Ltd.                            10,484     24,056       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.            2,889     25,838       0.0%
    Spark New Zealand, Ltd.                          69,452    168,660       0.1%
    Z Energy, Ltd.                                   13,196     67,166       0.0%
                                                            ----------       ---
TOTAL NEW ZEALAND                                              394,323       0.2%
                                                            ----------       ---
NORWAY -- (0.9%)
    Aker BP ASA                                       4,776    156,651       0.1%
    Austevoll Seafood ASA                             4,937     59,418       0.0%
    Bakkafrost P/F                                    1,669     95,762       0.1%
    Leroy Seafood Group ASA                           7,532     55,250       0.0%
    Marine Harvest ASA                                6,167    134,242       0.1%
    Salmar ASA                                        2,075     96,698       0.1%
    Statoil ASA                                      28,682    733,476       0.4%
    Telenor ASA                                      16,309    360,982       0.1%
                                                            ----------       ---
TOTAL NORWAY                                                 1,692,479       0.9%
                                                            ----------       ---
PORTUGAL -- (0.1%)
    Jeronimo Martins SGPS SA                          9,498    166,566       0.1%
                                                            ----------       ---
SINGAPORE -- (1.2%)
    CapitaLand, Ltd.                                 62,200    175,394       0.1%
    Dairy Farm International Holdings, Ltd.          11,900     99,932       0.1%
    Genting Singapore P.L.C.                        276,900    242,596       0.1%
    Great Eastern Holdings, Ltd.                      2,000     46,779       0.0%
    Hongkong Land Holdings, Ltd.                      1,500     10,841       0.0%
    Jardine Cycle & Carriage, Ltd.                    4,600    118,353       0.1%
    Olam International, Ltd.                         23,400     40,035       0.0%
    SATS, Ltd.                                       27,800    115,520       0.1%
    SembCorp Industries, Ltd.                        49,600    114,250       0.1%
    Singapore Airlines, Ltd.                         27,800    226,830       0.1%
    Singapore Exchange, Ltd.                         30,600    177,450       0.1%
    Singapore Technologies Engineering, Ltd.         58,600    153,346       0.1%
    Singapore Telecommunications, Ltd.              177,600    472,284       0.2%
    StarHub, Ltd.                                    21,400     36,507       0.0%
    Venture Corp., Ltd.                              10,200    159,539       0.1%
                                                            ----------       ---
TOTAL SINGAPORE                                              2,189,656       1.2%
                                                            ----------       ---
SPAIN -- (2.8%)
    Abertis Infraestructuras SA                       9,177    202,324       0.1%
    ACS Actividades de Construccion y Servicios SA   11,292    475,882       0.2%
    Aena SME SA                                       2,876    592,826       0.3%
    Amadeus IT Group SA                              14,806  1,080,243       0.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                     SHARES    VALUE++   OF NET ASSETS**
                                     ------- ----------- ---------------
SPAIN -- (Continued)
    Enagas SA                          4,577 $   133,035       0.1%
    Endesa SA                         15,325     357,382       0.2%
    Gas Natural SDG SA                14,393     362,813       0.2%
    Grifols SA                        12,282     344,360       0.2%
#   Industria de Diseno Textil SA     15,843     491,104       0.3%
    Mapfre SA                         33,503     116,221       0.1%
    Telefonica SA                    119,259   1,215,306       0.7%
                                             -----------       ---
TOTAL SPAIN                                    5,371,496       3.0%
                                             -----------       ---
SWEDEN -- (2.2%)
    Atlas Copco AB Class A            15,532     607,399       0.3%
    Atlas Copco AB Class B             9,347     331,290       0.2%
    Axfood AB                          5,062      94,044       0.1%
    Boliden AB                        10,535     365,034       0.2%
    Electrolux AB Series B            12,865     338,564       0.2%
#   Hennes & Mauritz AB Class B       21,326     366,474       0.2%
    Indutrade AB                       3,464      81,695       0.0%
    Kindred Group P.L.C.               8,551     110,279       0.1%
    Loomis AB Class B                    978      35,616       0.0%
    Sandvik AB                        29,306     499,680       0.3%
    Securitas AB Class B              14,587     235,701       0.1%
    SKF AB Class B                     8,670     175,522       0.1%
    Volvo AB Class A                   8,912     152,744       0.1%
    Volvo AB Class B                  46,202     782,956       0.4%
                                             -----------       ---
TOTAL SWEDEN                                   4,176,998       2.3%
                                             -----------       ---
SWITZERLAND -- (6.5%)
    ABB, Ltd.                         57,558   1,341,997       0.7%
    Adecco Group AG                    8,196     542,782       0.3%
    EMS-Chemie Holding AG                276     170,469       0.1%
    Geberit AG                         1,461     623,456       0.3%
    Givaudan SA                          431     959,427       0.5%
    Kuehne + Nagel International AG    2,126     331,009       0.2%
    Logitech International SA          6,514     241,148       0.1%
    Nestle SA                         14,560   1,127,964       0.6%
    Partners Group Holding AG            734     535,358       0.3%
    Roche Holding AG(7108918)            714     162,598       0.1%
    Roche Holding AG(7110388)         14,655   3,256,156       1.8%
    Schindler Holding AG               1,170     234,116       0.1%
    SGS SA                               227     551,303       0.3%
    Sika AG                              116     841,722       0.5%
    Sonova Holding AG                  1,878     309,483       0.2%
    Straumann Holding AG                 395     268,137       0.2%
    Swisscom AG                        1,069     512,727       0.3%
    Temenos Group AG                   2,450     308,278       0.2%
                                             -----------       ---
TOTAL SWITZERLAND                             12,318,130       6.8%
                                             -----------       ---
UNITED KINGDOM -- (15.5%)
    Admiral Group P.L.C.               7,271     198,981       0.1%
    Anglo American P.L.C.             23,593     555,126       0.3%
    Ashtead Group P.L.C.              24,703     686,070       0.4%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    AstraZeneca P.L.C.                                  176 $   12,320       0.0%
#   AstraZeneca P.L.C. Sponsored ADR                 60,961  2,165,944       1.2%
    BAE Systems P.L.C.                              163,796  1,374,284       0.8%
    Berkeley Group Holdings P.L.C.                    6,365    356,338       0.2%
    BHP Billiton P.L.C.                              55,363  1,180,472       0.6%
    BT Group P.L.C.                                 207,617    712,612       0.4%
    Bunzl P.L.C.                                     17,268    500,713       0.3%
    Burberry Group P.L.C.                            20,900    524,857       0.3%
    Capita P.L.C.                                     9,109     23,957       0.0%
    Centrica P.L.C.                                 227,007    479,161       0.3%
    Coca-Cola HBC AG                                  5,468    183,182       0.1%
    Compass Group P.L.C.                             32,250    691,848       0.4%
    Croda International P.L.C.                        5,279    322,930       0.2%
    Diageo P.L.C. Sponsored ADR                      13,935  1,978,213       1.1%
    DS Smith P.L.C.                                  19,315    138,363       0.1%
    Evraz P.L.C.                                     15,363     96,673       0.1%
    Experian P.L.C.                                  38,077    872,427       0.5%
    Ferguson P.L.C.                                  11,727    897,667       0.5%
    Fresnillo P.L.C.                                  9,041    158,688       0.1%
    G4S P.L.C.                                       57,218    203,280       0.1%
    GKN P.L.C.                                       75,120    476,986       0.3%
    GlaxoSmithKline P.L.C.                              786     15,765       0.0%
#   GlaxoSmithKline P.L.C. Sponsored ADR             48,811  1,957,809       1.1%
    Hargreaves Lansdown P.L.C.                        9,490    232,662       0.1%
    Imperial Brands P.L.C.                           22,869    818,244       0.4%
    International Consolidated Airlines Group SA     34,781    300,654       0.2%
    Intertek Group P.L.C.                             5,957    400,568       0.2%
    ITV P.L.C.                                      129,529    269,468       0.1%
    JD Sports Fashion P.L.C.                          4,242     22,755       0.0%
    Johnson Matthey P.L.C.                            1,721     77,780       0.0%
    Mondi P.L.C.                                     18,038    502,125       0.3%
    Next P.L.C.                                       5,102    368,549       0.2%
    Reckitt Benckiser Group P.L.C.                   11,886    932,433       0.5%
    RELX P.L.C.                                       8,501    181,692       0.1%
    RELX P.L.C. Sponsored ADR                        12,159    262,878       0.1%
    Renishaw P.L.C.                                     395     25,571       0.0%
    Rentokil Initial P.L.C.                          79,887    337,037       0.2%
    Rightmove P.L.C.                                  3,013    188,958       0.1%
#   Rio Tinto P.L.C. Sponsored ADR                   32,080  1,762,796       1.0%
    Rolls-Royce Holdings P.L.C.(B63H849)             84,192    972,346       0.5%
    Rolls-Royce Holdings P.L.C.(BFZWWZ4)          5,977,632      8,229       0.0%
    Sage Group P.L.C. (The)                          26,313    228,862       0.1%
    Smith & Nephew P.L.C.                            12,195    233,547       0.1%
    Smiths Group P.L.C.                              18,755    410,945       0.2%
    Spirax-Sarco Engineering P.L.C.                   3,294    261,114       0.1%
    SSE P.L.C.                                       50,414    956,786       0.5%
    St James's Place P.L.C.                          24,445    380,786       0.2%
    Tesco P.L.C.                                    158,836    514,460       0.3%
    TUI AG                                           24,657    557,591       0.3%
    Unilever P.L.C. Sponsored ADR                    24,670  1,380,780       0.8%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                       PERCENTAGE
                                 SHARES   VALUE++    OF NET ASSETS**
                                 ------ ------------ ---------------
UNITED KINGDOM -- (Continued)
    Whitbread P.L.C.               403  $     23,711       0.0%
                                        ------------      ----
TOTAL UNITED KINGDOM                      29,377,993      16.1%
                                        ------------      ----
TOTAL COMMON STOCKS                      178,896,461      98.2%
                                        ------------      ----
PREFERRED STOCKS -- (0.9%)

GERMANY -- (0.9%)
    Bayerische Motoren Werke AG    668        64,494       0.1%
    Fuchs Petrolub SE              639        34,311       0.0%
    Sartorius AG                 1,472       226,100       0.1%
    Schaeffler AG                7,100       109,884       0.1%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES    VALUE++    OF NET ASSETS**
                                                                   ------- ------------ ---------------
GERMANY -- (Continued)
      Volkswagen AG                                                  5,598 $  1,154,503        0.6%
                                                                           ------------      -----
TOTAL GERMANY                                                                 1,589,292        0.9%
                                                                           ------------      -----
TOTAL PREFERRED STOCKS                                                        1,589,292        0.9%
                                                                           ------------      -----
TOTAL INVESTMENT SECURITIES                                                 180,485,753
                                                                           ------------

                                                                                          PERCENTAGE
                                                                   SHARES    VALUE+     OF NET ASSETS**
                                                                   ------- ------------ ---------------
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund                               809,879    9,370,296        5.1%
                                                                           ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $185,756,401)                          $189,856,049      104.2%
                                                                           ============      =====

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               ----------- ------------ ------- ------------
Common Stocks
   Australia                            -- $ 10,338,556   --    $ 10,338,556
   Austria                              --      420,593   --         420,593
   Belgium                              --    2,264,815   --       2,264,815
   Canada                      $14,591,441           --   --      14,591,441
   Denmark                              --    2,956,462   --       2,956,462
   Finland                              --    1,667,987   --       1,667,987
   France                               --   18,533,274   --      18,533,274
   Germany                              --   13,945,767   --      13,945,767
   Hong Kong                            --    5,189,284   --       5,189,284
   Ireland                          56,152      858,990   --         915,142
   Israel                          136,615      443,852   --         580,467
   Italy                           551,324    3,840,562   --       4,391,886
   Japan                                --   41,679,292   --      41,679,292
   Netherlands                   2,299,766    3,434,088   --       5,733,854
   New Zealand                          --      394,323   --         394,323
   Norway                               --    1,692,479   --       1,692,479
   Portugal                             --      166,566   --         166,566
   Singapore                            --    2,189,656   --       2,189,656
   Spain                                --    5,371,496   --       5,371,496
   Sweden                               --    4,176,998   --       4,176,998
   Switzerland                     241,148   12,076,982   --      12,318,130
   United Kingdom                9,508,420   19,869,573   --      29,377,993
Preferred Stocks
   Germany                              --    1,589,292   --       1,589,292
Securities Lending Collateral           --    9,370,296   --       9,370,296
                               ----------- ------------   --    ------------
TOTAL                          $27,384,866 $162,471,183   --    $189,856,049
                               =========== ============   ==    ============

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (96.9%)
Consumer Discretionary -- (11.9%)
#   Adient P.L.C.                                                   324,454 $ 19,885,786       0.1%
#   Advance Auto Parts, Inc.                                        147,858   16,922,348       0.1%
#   Autoliv, Inc.                                                   418,017   56,035,179       0.2%
#*  AutoNation, Inc.                                                464,747   21,466,664       0.1%
    BorgWarner, Inc.                                              1,060,592   51,905,372       0.2%
    Carnival Corp.                                                1,265,734   79,817,186       0.3%
#   CBS Corp. Class A                                                 5,058      250,320       0.0%
*   Charter Communications, Inc. Class A                            962,932  261,233,822       0.9%
    Comcast Corp. Class A                                        21,576,111  677,274,124       2.3%
#*  Discovery, Inc. Class A                                         644,292   15,237,506       0.1%
#*  Discovery, Inc. Class C                                         621,252   13,804,219       0.0%
*   Dollar Tree, Inc.                                               369,560   35,437,108       0.1%
    DR Horton, Inc.                                               3,044,785  134,396,810       0.5%
#   Foot Locker, Inc.                                               106,680    4,595,774       0.0%
    Ford Motor Co.                                               16,051,999  180,424,469       0.6%
#   Garmin, Ltd.                                                    486,736   28,556,801       0.1%
*   GCI Liberty, Inc. Class A                                        59,566    2,656,644       0.0%
    General Motors Co.                                            6,055,833  222,491,304       0.8%
    Gentex Corp.                                                  1,338,862   30,445,722       0.1%
    Goodyear Tire & Rubber Co. (The)                              1,549,233   38,901,241       0.1%
    Hyatt Hotels Corp. Class A                                       44,108    3,390,582       0.0%
    International Game Technology P.L.C.                             11,477      324,455       0.0%
#   Kohl's Corp.                                                  1,387,664   86,201,688       0.3%
    Lear Corp.                                                      297,292   55,584,685       0.2%
    Lennar Corp. Class A                                          1,444,704   76,410,395       0.3%
    Lennar Corp. Class B                                             37,985    1,621,580       0.0%
#*  Liberty Broadband Corp. Class A                                  27,366    1,928,756       0.0%
#*  Liberty Broadband Corp. Class C                                 172,660   12,239,867       0.0%
#*  Liberty Media Corp.-Liberty Braves Class A                       13,703      301,055       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C                       24,606      542,316       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                  39,281    1,104,189       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C                  78,562    2,319,150       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    157,126    6,563,153       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                    314,252   13,091,738       0.0%
*   LKQ Corp.                                                     1,167,836   36,226,273       0.1%
#   Macy's, Inc.                                                  1,932,620   60,046,503       0.2%
*   Madison Square Garden Co. (The) Class A                          12,058    2,930,335       0.0%
    MGM Resorts International                                     2,471,336   77,649,377       0.3%
*   Mohawk Industries, Inc.                                         582,542  122,263,915       0.4%
#   Newell Brands, Inc.                                             686,895   18,978,909       0.1%
    News Corp. Class A                                              377,812    6,037,436       0.0%
    News Corp. Class B                                               40,936      665,210       0.0%
*   Norwegian Cruise Line Holdings, Ltd.                          1,519,001   81,220,983       0.3%
#   PulteGroup, Inc.                                              2,391,049   72,592,248       0.3%
    PVH Corp.                                                       445,206   71,086,042       0.2%
*   Qurate Retail Group, Inc. QVC Group Class A                   2,762,021   64,658,912       0.2%
#   Ralph Lauren Corp.                                              316,488   34,766,207       0.1%
    Royal Caribbean Cruises, Ltd.                                 1,271,015  137,511,113       0.5%
*   Skechers U.S.A., Inc. Class A                                   187,666    5,348,481       0.0%
    Target Corp.                                                  1,192,437   86,570,926       0.3%
    TEGNA, Inc.                                                      81,650      863,041       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Time Warner, Inc.                                             3,836,070 $  363,659,436       1.3%
    Toll Brothers, Inc.                                             338,804     14,283,977       0.1%
    Viacom, Inc. Class A                                              2,694         95,772       0.0%
    Viacom, Inc. Class B                                            913,727     27,558,006       0.1%
    Whirlpool Corp.                                                 544,837     84,422,493       0.3%
                                                                            --------------      ----
Total Consumer Discretionary                                                 3,522,797,603      12.2%
                                                                            --------------      ----
Consumer Staples -- (4.9%)
    Archer-Daniels-Midland Co.                                    1,399,825     63,524,058       0.2%
    Bunge, Ltd.                                                     854,141     61,694,604       0.2%
#   Coty, Inc. Class A                                              419,572      7,279,574       0.0%
    Ingredion, Inc.                                                 146,985     17,798,414       0.1%
#   JM Smucker Co. (The)                                            897,022    102,332,270       0.4%
    Kraft Heinz Co. (The)                                         1,012,962     57,110,797       0.2%
    Molson Coors Brewing Co. Class B                              1,008,879     71,872,540       0.3%
    Mondelez International, Inc. Class A                          3,576,652    141,277,754       0.5%
    Pinnacle Foods, Inc.                                            489,872     29,588,269       0.1%
#*  Post Holdings, Inc.                                             380,520     30,277,976       0.1%
    Seaboard Corp.                                                       13         52,092       0.0%
    Tyson Foods, Inc. Class A                                     1,959,828    137,383,943       0.5%
*   US Foods Holding Corp.                                          996,443     34,058,422       0.1%
    Walgreens Boots Alliance, Inc.                                3,030,389    201,369,349       0.7%
    Walmart, Inc.                                                 5,689,778    503,317,762       1.7%
                                                                            --------------      ----
Total Consumer Staples                                                       1,458,937,824       5.1%
                                                                            --------------      ----
Energy -- (13.3%)
    Anadarko Petroleum Corp.                                      1,005,192     67,669,525       0.2%
    Andeavor                                                      1,297,132    179,419,298       0.6%
#*  Antero Resources Corp.                                          274,772      5,220,668       0.0%
#   Apache Corp.                                                    550,345     22,536,628       0.1%
#   Baker Hughes a GE Co.                                         1,033,235     37,310,116       0.1%
    Chevron Corp.                                                 5,879,241    735,551,842       2.5%
#*  Concho Resources, Inc.                                          695,714    109,373,198       0.4%
    ConocoPhillips                                                2,949,628    193,200,634       0.7%
#*  Continental Resources, Inc.                                      28,197      1,862,694       0.0%
    Devon Energy Corp.                                              885,734     32,178,716       0.1%
#*  Diamondback Energy, Inc.                                        247,001     31,727,279       0.1%
    Exxon Mobil Corp.                                            13,357,412  1,038,538,783       3.6%
#   Helmerich & Payne, Inc.                                         394,637     27,447,003       0.1%
#   Hess Corp.                                                      918,391     52,339,103       0.2%
    HollyFrontier Corp.                                             854,942     51,886,430       0.2%
    Kinder Morgan, Inc.                                           7,052,291    111,567,244       0.4%
    Marathon Oil Corp.                                            3,191,128     58,238,086       0.2%
    Marathon Petroleum Corp.                                      2,321,313    173,889,557       0.6%
#   Murphy Oil Corp.                                                644,526     19,406,678       0.1%
#   National Oilwell Varco, Inc.                                  1,338,190     51,747,807       0.2%
#   Noble Energy, Inc.                                            1,726,287     58,400,289       0.2%
    Occidental Petroleum Corp.                                    2,538,795    196,147,302       0.7%
    Phillips 66                                                     985,837    109,733,517       0.4%
    Pioneer Natural Resources Co.                                    70,533     14,215,926       0.0%
*   RSP Permian, Inc.                                                43,338      2,149,998       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Energy -- (Continued)
    Schlumberger, Ltd.                                            1,532,862 $  105,093,019       0.4%
#   Targa Resources Corp.                                           888,528     41,734,160       0.1%
    TechnipFMC P.L.C.                                             1,601,490     52,785,110       0.2%
    Valero Energy Corp.                                           2,730,237    302,865,190       1.1%
    Williams Cos., Inc. (The)                                     1,196,347     30,782,008       0.1%
                                                                            --------------      ----
Total Energy                                                                 3,915,017,808      13.6%
                                                                            --------------      ----
Financials -- (23.6%)
    Aflac, Inc.                                                   2,661,690    121,293,213       0.4%
    Alleghany Corp.                                                  32,159     18,480,813       0.1%
    Allstate Corp. (The)                                            960,776     93,983,108       0.3%
    Ally Financial, Inc.                                          2,960,989     77,281,813       0.3%
    American Financial Group, Inc.                                  387,836     43,910,792       0.2%
    American International Group, Inc.                            1,977,587    110,744,872       0.4%
#*  Arch Capital Group, Ltd.                                        179,406     14,375,803       0.0%
    Assurant, Inc.                                                  246,917     22,918,836       0.1%
    Axis Capital Holdings, Ltd.                                     165,056      9,688,787       0.0%
    Bank of America Corp.                                        20,209,612    604,671,591       2.1%
    Bank of New York Mellon Corp. (The)                           4,465,867    243,434,410       0.8%
#   Bank of the Ozarks, Inc.                                        123,689      5,788,645       0.0%
    BB&T Corp.                                                    2,097,063    110,724,926       0.4%
*   Berkshire Hathaway, Inc. Class B                                995,133    192,787,116       0.7%
#   BOK Financial Corp.                                               6,114        615,557       0.0%
#*  Brighthouse Financial, Inc.                                     185,840      9,436,955       0.0%
    Capital One Financial Corp.                                   2,121,634    192,262,473       0.7%
    Chubb, Ltd.                                                     588,870     79,891,993       0.3%
#   CIT Group, Inc.                                                 473,057     25,048,368       0.1%
    Citigroup, Inc.                                               5,962,612    407,067,521       1.4%
    Citizens Financial Group, Inc.                                  912,076     37,842,033       0.1%
#   CNA Financial Corp.                                             411,635     20,771,102       0.1%
    Comerica, Inc.                                                   93,036      8,799,345       0.0%
    Everest Re Group, Ltd.                                          177,695     41,344,296       0.1%
    Fifth Third Bancorp                                           3,987,928    132,279,572       0.5%
    First American Financial Corp.                                  115,297      5,892,830       0.0%
    Goldman Sachs Group, Inc. (The)                               1,092,193    260,302,358       0.9%
    Hartford Financial Services Group, Inc. (The)                 1,506,378     81,103,391       0.3%
    Huntington Bancshares, Inc.                                   5,537,519     82,564,408       0.3%
    Invesco, Ltd.                                                   920,299     26,661,062       0.1%
#   Janus Henderson Group P.L.C.                                     57,192      1,806,695       0.0%
    JPMorgan Chase & Co.                                         11,108,809  1,208,416,243       4.2%
    KeyCorp                                                       2,339,105     46,594,972       0.2%
    Leucadia National Corp.                                         249,860      6,006,634       0.0%
    Lincoln National Corp.                                          842,198     59,492,867       0.2%
    Loews Corp.                                                   1,304,005     68,408,102       0.2%
    M&T Bank Corp.                                                  204,757     37,321,058       0.1%
    MetLife, Inc.                                                 1,856,059     88,478,332       0.3%
*   MGIC Investment Corp.                                           174,382      1,747,308       0.0%
    Morgan Stanley                                                5,338,744    275,585,965       1.0%
#   New York Community Bancorp, Inc.                              1,100,233     13,070,768       0.0%
    Old Republic International Corp.                                816,263     16,651,765       0.1%
    PacWest Bancorp                                                 335,209     17,176,109       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Financials -- (Continued)
#   People's United Financial, Inc.                                 396,896 $    7,259,228       0.0%
#   Pinnacle Financial Partners, Inc.                                44,579      2,855,285       0.0%
    PNC Financial Services Group, Inc. (The)                      1,331,289    193,848,991       0.7%
    Principal Financial Group, Inc.                               1,447,757     85,736,170       0.3%
#   Prosperity Bancshares, Inc.                                      69,192      4,965,910       0.0%
    Prudential Financial, Inc.                                      983,255    104,539,672       0.4%
    Regions Financial Corp.                                       6,233,501    116,566,469       0.4%
    Reinsurance Group of America, Inc.                              343,304     51,289,618       0.2%
    RenaissanceRe Holdings, Ltd.                                    118,695     16,147,268       0.1%
    Santander Consumer USA Holdings, Inc.                           597,888     11,031,034       0.0%
    State Street Corp.                                              409,424     40,852,327       0.1%
    SunTrust Banks, Inc.                                          1,285,995     85,904,466       0.3%
    Synchrony Financial                                             349,095     11,579,481       0.0%
    Travelers Cos., Inc. (The)                                    1,165,331    153,357,560       0.5%
    Unum Group                                                    1,204,396     58,268,678       0.2%
    Voya Financial, Inc.                                            184,436      9,655,225       0.0%
    Wells Fargo & Co.                                            18,696,506    971,470,452       3.4%
    WR Berkley Corp.                                                380,116     28,341,449       0.1%
    XL Group, Ltd.                                                  950,991     52,865,590       0.2%
#   Zions Bancorporation                                            868,909     47,572,768       0.2%
                                                                            --------------      ----
Total Financials                                                             6,976,832,448      24.2%
                                                                            --------------      ----
Health Care -- (14.1%)
    Abbott Laboratories                                           4,212,247    244,857,918       0.9%
    Aetna, Inc.                                                   1,816,031    325,160,351       1.1%
    Allergan P.L.C.                                                 496,938     76,354,524       0.3%
    Anthem, Inc.                                                  1,376,563    324,855,102       1.1%
    Becton Dickinson and Co.                                            682        158,135       0.0%
*   Bio-Rad Laboratories, Inc. Class A                                7,494      1,901,303       0.0%
#   Cardinal Health, Inc.                                            63,195      4,055,223       0.0%
*   Centene Corp.                                                 1,257,364    136,524,583       0.5%
    Cigna Corp.                                                     403,350     69,303,597       0.2%
    CVS Health Corp.                                              4,700,064    328,205,469       1.1%
    Danaher Corp.                                                 1,838,784    184,466,811       0.6%
*   DaVita, Inc.                                                    970,392     60,930,914       0.2%
    DENTSPLY SIRONA, Inc.                                           220,294     11,089,600       0.0%
*   Express Scripts Holding Co.                                   2,740,464    207,453,125       0.7%
    Humana, Inc.                                                    674,755    198,499,426       0.7%
*   IQVIA Holdings, Inc.                                            480,892     46,050,218       0.2%
*   Laboratory Corp. of America Holdings                            740,399    126,423,129       0.4%
    McKesson Corp.                                                  520,807     81,355,261       0.3%
*   MEDNAX, Inc.                                                    413,651     18,990,717       0.1%
    Medtronic P.L.C.                                              4,282,974    343,194,707       1.2%
*   Mylan NV                                                      2,318,430     89,862,347       0.3%
#   PerkinElmer, Inc.                                               106,902      7,842,331       0.0%
#   Perrigo Co. P.L.C.                                              386,345     30,188,998       0.1%
    Pfizer, Inc.                                                 20,880,631    764,439,901       2.7%
    Quest Diagnostics, Inc.                                         954,608     96,606,330       0.3%
#   STERIS P.L.C.                                                   192,061     18,153,606       0.1%
    Thermo Fisher Scientific, Inc.                                1,050,474    220,967,206       0.8%
*   United Therapeutics Corp.                                       205,248     22,599,857       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Health Care -- (Continued)
    Universal Health Services, Inc. Class B                        508,954 $   58,122,547       0.2%
*   WellCare Health Plans, Inc.                                     48,158      9,880,095       0.0%
    Zimmer Biomet Holdings, Inc.                                   377,067     43,426,806       0.2%
                                                                           --------------      ----
Total Health Care                                                           4,151,920,137      14.4%
                                                                           --------------      ----
Industrials -- (7.5%)
#*  AECOM                                                          580,731     20,000,376       0.1%
    AGCO Corp.                                                     472,685     29,627,896       0.1%
    Alaska Air Group, Inc.                                          37,045      2,405,332       0.0%
    AMERCO                                                          61,718     20,831,059       0.1%
    Arconic, Inc.                                                2,065,928     36,794,178       0.1%
    Carlisle Cos., Inc.                                            341,140     36,751,012       0.1%
    Copa Holdings SA Class A                                       146,352     17,148,064       0.1%
    Cummins, Inc.                                                  175,294     28,022,499       0.1%
    Delta Air Lines, Inc.                                        2,950,569    154,078,713       0.5%
    Dover Corp.                                                    830,218     76,961,209       0.3%
    Eaton Corp. P.L.C.                                           1,816,899    136,321,932       0.5%
    EMCOR Group, Inc.                                               10,035        738,476       0.0%
    FedEx Corp.                                                    267,024     66,008,333       0.2%
    Fluor Corp.                                                    906,547     53,440,946       0.2%
    General Electric Co.                                         2,163,101     30,434,831       0.1%
#*  Genesee & Wyoming, Inc. Class A                                 39,860      2,838,032       0.0%
    Ingersoll-Rand P.L.C.                                          830,409     69,663,011       0.2%
    Jacobs Engineering Group, Inc.                                 377,362     21,920,959       0.1%
*   JetBlue Airways Corp.                                        2,305,410     44,240,818       0.2%
    Johnson Controls International P.L.C.                        1,557,928     52,767,021       0.2%
    Kansas City Southern                                           676,598     72,145,645       0.2%
#   Knight-Swift Transportation Holdings, Inc.                      72,938      2,845,311       0.0%
    L3 Technologies, Inc.                                          393,053     76,991,222       0.3%
    ManpowerGroup, Inc.                                            425,572     40,735,752       0.1%
#   Nielsen Holdings P.L.C.                                        809,304     25,452,611       0.1%
    Norfolk Southern Corp.                                       1,385,379    198,760,325       0.7%
    Orbital ATK, Inc.                                               77,125     10,209,808       0.0%
    Oshkosh Corp.                                                  454,128     32,769,876       0.1%
    Owens Corning                                                  878,164     57,510,960       0.2%
    PACCAR, Inc.                                                   541,728     34,491,822       0.1%
    Pentair P.L.C.                                               1,092,445     73,499,700       0.3%
*   Quanta Services, Inc.                                          749,677     24,364,502       0.1%
    Republic Services, Inc.                                      1,946,533    125,901,754       0.4%
    Rockwell Collins, Inc.                                          10,306      1,365,957       0.0%
#   Snap-on, Inc.                                                  121,858     17,699,874       0.1%
    Spirit Aerosystems Holdings, Inc. Class A                       31,638      2,542,746       0.0%
    Stanley Black & Decker, Inc.                                 1,078,968    152,771,079       0.5%
#*  Stericycle, Inc.                                               176,533     10,364,252       0.0%
*   Teledyne Technologies, Inc.                                     16,413      3,070,708       0.0%
    Textron, Inc.                                                1,940,539    120,585,093       0.4%
    Trinity Industries, Inc.                                       210,820      6,718,833       0.0%
*   United Continental Holdings, Inc.                            1,508,620    101,892,195       0.4%
#*  USG Corp.                                                      231,469      9,311,998       0.0%
#   Wabtec Corp.                                                   240,625     21,369,906       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Industrials -- (Continued)
#*  XPO Logistics, Inc.                                             824,925 $   80,149,713       0.3%
                                                                            --------------      ----
Total Industrials                                                            2,204,516,339       7.6%
                                                                            --------------      ----
Information Technology -- (13.7%)
*   Akamai Technologies, Inc.                                        44,939      3,219,879       0.0%
#   Amdocs, Ltd.                                                    552,007     37,122,471       0.1%
*   ARRIS International P.L.C.                                      839,758     22,673,466       0.1%
*   Arrow Electronics, Inc.                                         652,120     48,739,449       0.2%
    Avnet, Inc.                                                     507,596     19,912,991       0.1%
    CA, Inc.                                                      3,016,908    104,988,398       0.4%
    Cisco Systems, Inc.                                          18,075,606    800,568,590       2.8%
    Corning, Inc.                                                 3,685,701     99,587,641       0.4%
*   Dell Technologies, Inc. Class V                                 703,394     50,482,587       0.2%
    Dolby Laboratories, Inc. Class A                                 16,116        964,059       0.0%
    DXC Technology Co.                                            1,074,893    110,778,473       0.4%
#*  EchoStar Corp. Class A                                           14,785        776,804       0.0%
    Fidelity National Information Services, Inc.                  1,297,798    123,251,876       0.4%
*   First Solar, Inc.                                                39,472      2,798,960       0.0%
*   Flex, Ltd.                                                    1,552,059     20,176,767       0.1%
    FLIR Systems, Inc.                                              105,840      5,667,732       0.0%
    Hewlett Packard Enterprise Co.                                8,708,938    148,487,393       0.5%
    HP, Inc.                                                      9,619,949    206,732,704       0.7%
    Intel Corp.                                                  23,083,456  1,191,567,999       4.1%
    Jabil, Inc.                                                     917,888     24,415,821       0.1%
    Juniper Networks, Inc.                                        2,634,266     64,776,601       0.2%
    Lam Research Corp.                                              494,553     91,521,978       0.3%
    Leidos Holdings, Inc.                                           646,968     41,554,755       0.1%
#   LogMeIn, Inc.                                                     2,397        264,149       0.0%
#   Marvell Technology Group, Ltd.                                  808,260     16,213,696       0.1%
*   Micron Technology, Inc.                                       5,266,057    242,133,301       0.8%
*   Microsemi Corp.                                                 168,270     10,885,386       0.0%
*   Nuance Communications, Inc.                                     145,478      2,141,436       0.0%
*   ON Semiconductor Corp.                                          550,404     12,152,920       0.0%
#*  Qorvo, Inc.                                                     364,638     24,576,601       0.1%
    QUALCOMM, Inc.                                                5,066,475    258,440,890       0.9%
    SS&C Technologies Holdings, Inc.                                122,197      6,067,081       0.0%
    SYNNEX Corp.                                                    245,705     24,612,270       0.1%
*   Synopsys, Inc.                                                   14,655      1,253,149       0.0%
    TE Connectivity, Ltd.                                           831,307     76,272,417       0.3%
    Teradyne, Inc.                                                   37,379      1,216,686       0.0%
    Western Digital Corp.                                         1,222,328     96,307,223       0.3%
*   Worldpay, Inc. Class A                                           16,100      1,307,642       0.0%
    Xerox Corp.                                                   1,739,519     54,707,873       0.2%
                                                                            --------------      ----
Total Information Technology                                                 4,049,320,114      14.0%
                                                                            --------------      ----
Materials -- (3.8%)
#   Albemarle Corp.                                                 492,856     47,787,318       0.2%
*   Alcoa Corp.                                                     738,962     37,834,854       0.1%
#   Ashland Global Holdings, Inc.                                   376,541     24,919,483       0.1%
#   CF Industries Holdings, Inc.                                  1,279,879     49,659,305       0.2%
    DowDuPont, Inc.                                               2,259,347    142,881,104       0.5%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                    SHARES        VALUE+      OF NET ASSETS**
                                                                  ----------- --------------- ---------------
Materials -- (Continued)
     Eastman Chemical Co.                                           1,053,642 $   107,555,775        0.4%
     Freeport-McMoRan, Inc.                                         4,951,916      75,318,642        0.3%
     Huntsman Corp.                                                   277,543       8,262,455        0.0%
#    Martin Marietta Materials, Inc.                                   88,405      17,218,642        0.1%
     Mosaic Co. (The)                                               1,232,432      33,214,042        0.1%
     Newmont Mining Corp.                                           1,816,911      71,386,433        0.2%
#    Nucor Corp.                                                    2,491,419     153,521,239        0.5%
     Olin Corp.                                                       958,374      28,933,311        0.1%
     Reliance Steel & Aluminum Co.                                    456,094      40,099,785        0.1%
#    Royal Gold, Inc.                                                 121,993      10,832,978        0.0%
     Sonoco Products Co.                                               27,518       1,413,325        0.0%
     Steel Dynamics, Inc.                                           1,698,064      76,090,248        0.3%
#    United States Steel Corp.                                      1,014,821      34,331,395        0.1%
#    Valvoline, Inc.                                                1,033,732      20,964,085        0.1%
#    Vulcan Materials Co.                                             275,139      30,730,275        0.1%
#    Westlake Chemical Corp.                                          342,667      36,655,089        0.1%
     WestRock Co.                                                   1,056,585      62,507,569        0.2%
                                                                              ---------------      -----
Total Materials                                                                 1,112,117,352        3.8%
                                                                              ---------------      -----
Real Estate -- (0.2%)
*    Howard Hughes Corp. (The)                                          5,701         771,345        0.0%
     Jones Lang LaSalle, Inc.                                         262,529      44,501,291        0.2%
                                                                              ---------------      -----
Total Real Estate                                                                  45,272,636        0.2%
                                                                              ---------------      -----
Telecommunication Services -- (3.8%)
     AT&T, Inc.                                                    29,042,432     949,687,527        3.3%
#    CenturyLink, Inc.                                              5,281,976      98,139,114        0.4%
#*   Sprint Corp.                                                   2,014,058      11,298,865        0.0%
*    T-Mobile US, Inc.                                                960,615      58,126,814        0.2%
                                                                              ---------------      -----
Total Telecommunication Services                                                1,117,252,320        3.9%
                                                                              ---------------      -----
Utilities -- (0.1%)
     NRG Energy, Inc.                                               1,445,428      44,808,268        0.2%
                                                                              ---------------      -----
TOTAL COMMON STOCKS                                                            28,598,792,849       99.2%
                                                                              ---------------      -----
TOTAL INVESTMENT SECURITIES                                                    28,598,792,849
                                                                              ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
     State Street Institutional U.S. Government Money Market
       Fund, 1.630%                                               272,826,637     272,826,637        0.9%
                                                                              ---------------      -----
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@ DFA Short Term Investment Fund                                54,572,766     631,406,902        2.2%
                                                                              ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $20,591,542,665)                          $29,503,026,388      102.3%
                                                                              ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

At April 30, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index    1,505    06/15/18  $206,026,096 $199,186,750  $(6,839,346)
                                             ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                      $206,026,096 $199,186,750  $(6,839,346)
                                             ============ ============  ===========

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------------
                                    LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                ---------------  ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 3,522,797,603            --   --    $ 3,522,797,603
   Consumer Staples               1,458,937,824            --   --      1,458,937,824
   Energy                         3,915,017,808            --   --      3,915,017,808
   Financials                     6,976,832,448            --   --      6,976,832,448
   Health Care                    4,151,920,137            --   --      4,151,920,137
   Industrials                    2,204,516,339            --   --      2,204,516,339
   Information Technology         4,049,320,114            --   --      4,049,320,114
   Materials                      1,112,117,352            --   --      1,112,117,352
   Real Estate                       45,272,636            --   --         45,272,636
   Telecommunication Services     1,117,252,320            --   --      1,117,252,320
   Utilities                         44,808,268            --   --         44,808,268
Temporary Cash Investments          272,826,637            --   --        272,826,637
Securities Lending Collateral                --  $631,406,902   --        631,406,902
Futures Contracts**                  (6,839,346)           --   --         (6,839,346)
                                ---------------  ------------   --    ---------------
TOTAL                           $28,864,780,140  $631,406,902   --    $29,496,187,042
                                ===============  ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (94.1%)
Consumer Discretionary -- (18.6%)
#   Adastria Co., Ltd.                                           186,240 $ 3,230,932       0.1%
    Adventure, Inc.                                                5,900     830,166       0.0%
#   Aeon Fantasy Co., Ltd.                                        49,332   2,594,301       0.1%
*   AGORA Hospitality Group Co., Ltd.                            372,000     118,503       0.0%
    Ahresty Corp.                                                137,600   1,248,966       0.0%
#*  Aigan Co., Ltd.                                               86,100     348,676       0.0%
    Aisan Industry Co., Ltd.                                     241,800   2,494,740       0.1%
#*  Akebono Brake Industry Co., Ltd.                             630,900   1,620,638       0.1%
    Alpen Co., Ltd.                                              122,400   2,687,208       0.1%
    Alpha Corp.                                                   41,200     669,377       0.0%
    Alpine Electronics, Inc.                                     277,500   5,247,504       0.1%
    Amiyaki Tei Co., Ltd.                                         26,600   1,306,389       0.0%
    Amuse, Inc.                                                   73,898   2,151,629       0.1%
*   Anrakutei Co., Ltd.                                            1,800      76,811       0.0%
    AOI TYO Holdings, Inc.                                       109,931   1,528,384       0.0%
    AOKI Holdings, Inc.                                          247,700   3,800,480       0.1%
    Aoyama Trading Co., Ltd.                                     315,300  12,143,526       0.3%
    Arata Corp.                                                   77,200   4,575,335       0.1%
    Arcland Sakamoto Co., Ltd.                                   192,500   3,037,117       0.1%
    Arcland Service Holdings Co., Ltd.                           106,300   2,267,951       0.1%
    As-me ESTELLE Co., Ltd.                                       12,600     101,564       0.0%
    Asahi Broadcasting Group Holdings Corp.                       62,100     500,668       0.0%
    Asahi Co., Ltd.                                              105,600   1,297,163       0.0%
    Asante, Inc.                                                  37,400     670,699       0.0%
#   Ashimori Industry Co., Ltd.                                   28,699     637,567       0.0%
    ASKUL Corp.                                                   87,300   2,745,103       0.1%
#   Asrapport Dining Co., Ltd.                                    99,000     510,756       0.0%
#   Asti Corp.                                                    17,900     679,416       0.0%
#   Atom Corp.                                                   642,100   5,797,035       0.1%
    Atsugi Co., Ltd.                                             112,600   1,269,204       0.0%
    Autobacs Seven Co., Ltd.                                     482,200   9,102,640       0.2%
    Avex, Inc.                                                   247,100   3,410,936       0.1%
    Baroque Japan, Ltd.                                           87,000     914,088       0.0%
    Beauty Garage, Inc.                                            5,100     115,387       0.0%
    Belluna Co., Ltd.                                            276,800   3,219,508       0.1%
    Bic Camera, Inc.                                             331,600   5,434,239       0.1%
    Bookoff Corp.                                                 59,400     453,402       0.0%
    BRONCO BILLY Co., Ltd.                                        68,300   2,675,855       0.1%
#   Can Do Co., Ltd.                                              58,900     978,070       0.0%
    Central Automotive Products, Ltd.                             79,300   1,229,892       0.0%
    Central Sports Co., Ltd.                                      44,100   1,498,943       0.0%
    CHIMNEY Co., Ltd.                                             33,700     893,557       0.0%
    Chiyoda Co., Ltd.                                            104,400   2,509,405       0.1%
#   Chofu Seisakusho Co., Ltd.                                   137,100   3,256,343       0.1%
    Chori Co., Ltd.                                               76,300   1,461,245       0.0%
    Choushimaru Co., Ltd.                                            600      31,156       0.0%
    Chuo Spring Co., Ltd.                                         20,000     640,144       0.0%
    Clarion Co., Ltd.                                            805,000   2,253,825       0.1%
    Cleanup Corp.                                                127,800   1,040,888       0.0%
#   Coco's Japan Co., Ltd.                                        49,200   1,027,960       0.0%
#   Colowide Co., Ltd.                                           396,100  10,075,830       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Corona Corp.                                                 103,100 $1,215,803       0.0%
    Create Restaurants Holdings, Inc.                            299,300  3,769,738       0.1%
    Cross Plus, Inc.                                               9,800     72,958       0.0%
*   D.A. Consortium Holdings, Inc.                               175,300  3,655,587       0.1%
    Daido Metal Co., Ltd.                                        228,900  2,715,865       0.1%
#   Daidoh, Ltd.                                                 171,100    725,397       0.0%
#   Daikoku Denki Co., Ltd.                                       56,700    936,300       0.0%
    Daikyonishikawa Corp.                                        253,900  4,563,566       0.1%
    Dainichi Co., Ltd.                                            69,100    509,116       0.0%
#   Daisyo Corp.                                                  47,200    742,666       0.0%
    Daiyu Lic Holdings Co., Ltd.                                  64,300    589,147       0.0%
#   DCM Holdings Co., Ltd.                                       667,500  6,641,737       0.2%
#   DD Holdings Co., Ltd.                                         27,000    672,948       0.0%
#   Descente, Ltd.                                               286,100  4,827,328       0.1%
    Doshisha Co., Ltd.                                           153,900  3,584,523       0.1%
    Doutor Nichires Holdings Co., Ltd.                           206,786  4,323,281       0.1%
#   Dynic Corp.                                                   42,200    407,084       0.0%
    Eagle Industry Co., Ltd.                                     171,600  3,094,692       0.1%
#   EAT&Co, Ltd.                                                  30,300    559,881       0.0%
#   EDION Corp.                                                  477,000  5,591,113       0.1%
#   ES-Con Japan, Ltd.                                           228,200  1,946,516       0.1%
    ESCRIT, Inc.                                                  52,300    403,329       0.0%
#   Evolable Asia Corp.                                           35,300    640,197       0.0%
    Exedy Corp.                                                  210,200  7,119,026       0.2%
    F-Tech, Inc.                                                  80,100  1,003,479       0.0%
    FCC Co., Ltd.                                                224,800  6,358,724       0.2%
#   Felissimo Corp.                                               20,000    250,474       0.0%
#   Fields Corp.                                                 101,400  1,103,262       0.0%
#   Fine Sinter Co., Ltd.                                          9,800    200,207       0.0%
#   First Juken Co., Ltd.                                         40,300    592,204       0.0%
    First-corp, Inc.                                              49,600    554,880       0.0%
    FJ Next Co., Ltd.                                            101,500    792,843       0.0%
    Foster Electric Co., Ltd.                                    155,800  3,649,822       0.1%
    France Bed Holdings Co., Ltd.                                150,600  1,354,263       0.0%
#*  FreakOut Holdings, Inc.                                       36,100    577,108       0.0%
    Fuji Co. Ltd/Ehime                                           147,400  3,219,340       0.1%
#   Fuji Corp.                                                    36,900    872,099       0.0%
    Fuji Corp., Ltd.                                             173,900  1,436,833       0.0%
#   Fuji Kyuko Co., Ltd.                                         154,200  4,283,242       0.1%
    Fuji Oozx, Inc.                                                  200      9,880       0.0%
    Fujibo Holdings, Inc.                                         72,900  2,813,945       0.1%
    Fujikura Rubber, Ltd.                                        134,600    950,918       0.0%
#   Fujio Food System Co., Ltd.                                   59,400  1,097,274       0.0%
#   Fujishoji Co., Ltd.                                           56,600    670,605       0.0%
    Fujita Kanko, Inc.                                            52,100  1,578,265       0.1%
    Fujitsu General, Ltd.                                        421,600  6,864,357       0.2%
    FuKoKu Co., Ltd.                                              61,500    563,097       0.0%
#*  Funai Electric Co., Ltd.                                     145,300  1,005,074       0.0%
#   Furukawa Battery Co., Ltd. (The)                              96,500    868,827       0.0%
    Furyu Corp.                                                   77,200    660,920       0.0%
    Futaba Industrial Co., Ltd.                                  408,400  3,264,052       0.1%
    G-Tekt Corp.                                                 132,800  2,565,418       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Gakken Holdings Co., Ltd.                                     31,300 $ 1,419,161       0.0%
    Gakkyusha Co., Ltd.                                           53,400     864,745       0.0%
#   Genki Sushi Co., Ltd.                                         34,800     896,653       0.0%
#   Geo Holdings Corp.                                           235,300   3,845,112       0.1%
#   Gfoot Co., Ltd.                                               88,800     644,612       0.0%
#   Global, Ltd. (The)                                            57,700     485,382       0.0%
    GLOBERIDE, Inc.                                               64,099   1,728,990       0.1%
#   Gokurakuyu Holdings Co., Ltd.                                 74,200     453,475       0.0%
    Goldwin, Inc.                                                 75,000   4,730,857       0.1%
#   Golf Digest Online, Inc.                                      69,000     748,275       0.0%
    Gourmet Kineya Co., Ltd.                                      59,000     629,390       0.0%
#   GSI Creos Corp.                                               39,100     578,345       0.0%
    Gunze, Ltd.                                                  119,500   7,340,366       0.2%
    H-One Co., Ltd.                                              132,000   1,601,449       0.1%
    H2O Retailing Corp.                                          325,100   6,117,641       0.2%
    Hagihara Industries, Inc.                                     83,200   1,447,042       0.0%
#   Hakuyosha Co., Ltd.                                           13,600     396,508       0.0%
#   Hamee Corp.                                                   41,500     629,046       0.0%
    Handsman Co., Ltd.                                            37,500     463,211       0.0%
    Happinet Corp.                                               106,600   1,476,732       0.0%
#   Harada Industry Co., Ltd.                                     54,500     535,355       0.0%
    Hard Off Corp. Co., Ltd.                                      60,900     632,723       0.0%
#   Haruyama Holdings, Inc.                                       56,500     560,513       0.0%
    Heian Ceremony Service Co., Ltd.                               8,300      68,265       0.0%
    Heiwa Corp.                                                  358,400   7,113,737       0.2%
    HI-LEX Corp.                                                  93,500   2,432,163       0.1%
    Hiday Hidaka Corp.                                           152,387   3,965,625       0.1%
#   Himaraya Co., Ltd.                                            35,900     393,238       0.0%
#   Hinokiya Group Co., Ltd.                                      42,200   1,490,279       0.0%
#   Hiramatsu, Inc.                                              240,300   1,122,766       0.0%
    HIS Co., Ltd.                                                282,100  10,294,918       0.2%
    Honeys Holdings Co., Ltd.                                    110,140   1,053,136       0.0%
#   Hoosiers Holdings                                            213,000   1,566,000       0.0%
#   Hotland Co., Ltd.                                             65,400     827,469       0.0%
#   House Do Co., Ltd.                                            22,600     825,411       0.0%
    HUB Co., Ltd.                                                 35,400     341,282       0.0%
#   I K K, Inc.                                                   65,900     473,459       0.0%
#   I.K Co., Ltd.                                                 34,200     527,812       0.0%
    IBJ, Inc.                                                    114,400   1,027,806       0.0%
    Ichibanya Co., Ltd.                                           89,158   3,712,249       0.1%
#   Ichikoh Industries, Ltd.                                     244,500   2,652,337       0.1%
    IDOM, Inc.                                                   469,800   3,394,404       0.1%
    IJT Technology Holdings Co., Ltd.                            160,380   1,315,184       0.0%
#   Imagica Robot Holdings, Inc.                                  98,700   1,089,738       0.0%
    Imasen Electric Industrial                                   119,900   1,338,058       0.0%
    Intage Holdings, Inc.                                        231,500   2,534,965       0.1%
#*  Izutsuya Co., Ltd.                                            61,699     198,453       0.0%
    Janome Sewing Machine Co., Ltd.                              127,600     848,571       0.0%
#   Japan Best Rescue System Co., Ltd.                           132,900     975,644       0.0%
    Japan Wool Textile Co., Ltd. (The)                           365,600   3,810,920       0.1%
#   JINS, Inc.                                                    91,400   4,949,813       0.1%
#   Joban Kosan Co., Ltd.                                         41,199     723,314       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Jolly - Pasta Co., Ltd.                                         20,800 $  314,368       0.0%
    Joshin Denki Co., Ltd.                                         133,200  5,508,461       0.1%
    Joyful Honda Co., Ltd.                                          56,900  2,009,297       0.1%
#   JP-Holdings, Inc.                                              374,800  1,129,545       0.0%
#   JVC Kenwood Corp.                                            1,000,930  3,487,002       0.1%
*   Kadokawa Dwango                                                373,933  3,867,160       0.1%
    Kasai Kogyo Co., Ltd.                                          164,500  2,311,762       0.1%
    Kawai Musical Instruments Manufacturing Co., Ltd.               44,800  1,457,837       0.0%
    Keihin Corp.                                                   293,300  5,793,866       0.1%
#   Keiyo Co., Ltd.                                                226,400  1,180,009       0.0%
#   KFC Holdings Japan, Ltd.                                       105,200  1,927,300       0.1%
    Ki-Star Real Estate Co., Ltd.                                   45,700  1,214,756       0.0%
    King Co., Ltd.                                                  44,900    255,524       0.0%
*   Kintetsu Department Store Co., Ltd.                             56,100  1,997,057       0.1%
#   Kitamura Co., Ltd.                                              28,200    255,989       0.0%
*   KNT-CT Holdings Co., Ltd.                                       79,500  1,284,429       0.0%
    Kohnan Shoji Co., Ltd.                                         179,800  4,695,505       0.1%
*   Kojima Co., Ltd.                                               218,800    971,681       0.0%
#   Komatsu Seiren Co., Ltd.                                       219,700  2,142,528       0.1%
    KOMEDA Holdings Co., Ltd.                                      330,600  6,671,977       0.2%
    Komehyo Co., Ltd.                                               49,600    818,877       0.0%
    Komeri Co., Ltd.                                               205,600  5,487,366       0.1%
    Konaka Co., Ltd.                                               165,206    895,324       0.0%
    Koshidaka Holdings Co., Ltd.                                    79,000  4,779,081       0.1%
#   Kourakuen Corp.                                                 71,100  1,204,136       0.0%
    KU Holdings Co., Ltd.                                          130,900  1,385,283       0.0%
#   Kura Corp.                                                      72,800  5,231,362       0.1%
    Kurabo Industries, Ltd.                                      1,299,000  4,286,564       0.1%
    Kushikatsu Tanaka Co.                                           20,100    610,254       0.0%
    KYB Corp.                                                      144,300  6,951,883       0.2%
#   Kyoritsu Maintenance Co., Ltd.                                 208,562  9,822,711       0.2%
*   Laox Co., Ltd.                                                 206,900    968,556       0.0%
#   LEC, Inc.                                                       85,500  3,002,873       0.1%
    LIFULL Co., Ltd.                                               371,300  3,016,137       0.1%
#*  Litalico, Inc.                                                  38,500    581,218       0.0%
#   Look Holdings, Inc.                                            228,000    712,647       0.0%
#   Mamiya-Op Co., Ltd.                                             32,700    350,244       0.0%
    Mars Engineering Corp.                                          74,400  1,658,863       0.1%
*   Maruzen CHI Holdings Co., Ltd.                                  66,900    217,627       0.0%
#   Matsuya Co., Ltd.                                              174,800  2,237,978       0.1%
    Matsuya Foods Co., Ltd.                                         62,700  2,191,151       0.1%
    Meiko Network Japan Co., Ltd.                                  136,000  1,541,650       0.0%
    Meiwa Estate Co., Ltd.                                          80,000    549,187       0.0%
    Mikuni Corp.                                                   159,200    915,986       0.0%
    Misawa Homes Co., Ltd.                                         150,400  1,270,038       0.0%
    Mitsuba Corp.                                                  220,790  3,222,885       0.1%
    Mitsui Home Co., Ltd.                                          191,000  1,267,670       0.0%
    Mizuno Corp.                                                   130,100  4,206,512       0.1%
    Monogatari Corp. (The)                                          35,300  3,829,185       0.1%
    Morito Co., Ltd.                                                98,900    932,720       0.0%
    MrMax Holdings, Ltd.                                           176,100  1,195,598       0.0%
    Murakami Corp.                                                  28,700    814,109       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Musashi Seimitsu Industry Co., Ltd.                            148,200 $5,192,241       0.1%
    Nafco Co., Ltd.                                                 47,500    800,689       0.0%
    Nagawa Co., Ltd.                                                37,800  1,613,526       0.1%
*   Naigai Co., Ltd.                                                29,700    155,202       0.0%
#   Nakayamafuku Co., Ltd.                                          53,500    368,359       0.0%
#   Nextage Co., Ltd.                                              205,600  2,103,382       0.1%
    NHK Spring Co., Ltd.                                            83,600    923,834       0.0%
    Nice Holdings, Inc.                                             44,400    597,106       0.0%
    Nichirin Co., Ltd.                                              62,660  1,528,386       0.0%
    Nihon Eslead Corp.                                              53,800    988,188       0.0%
#   Nihon House Holdings Co., Ltd.                                 274,900  1,444,098       0.0%
#   Nihon Plast Co., Ltd.                                           88,800    832,945       0.0%
#   Nihon Tokushu Toryo Co., Ltd.                                   87,400  1,822,345       0.1%
    Nikki Co., Ltd.                                                  2,100     76,164       0.0%
    Nippon Felt Co., Ltd.                                           80,200    379,368       0.0%
    Nippon Piston Ring Co., Ltd.                                    48,600    973,933       0.0%
    Nippon Seiki Co., Ltd.                                         291,700  5,626,662       0.1%
#   Nippon View Hotel Co., Ltd.                                     41,400    573,893       0.0%
    Nishikawa Rubber Co., Ltd.                                      28,100    617,449       0.0%
    Nishimatsuya Chain Co., Ltd.                                   325,800  4,004,884       0.1%
    Nissan Shatai Co., Ltd.                                        516,300  5,527,930       0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.                          170,000    616,446       0.0%
    Nissei Build Kogyo Co., Ltd.                                   216,500  2,695,937       0.1%
    Nissin Kogyo Co., Ltd.                                         283,100  4,967,463       0.1%
    Nittan Valve Co., Ltd.                                         117,800    367,010       0.0%
    Nojima Corp.                                                   208,300  5,142,547       0.1%
    Ohashi Technica, Inc.                                           63,600  1,054,330       0.0%
    Ohsho Food Service Corp.                                        89,200  4,476,667       0.1%
#   Omikenshi Co., Ltd.                                            322,000    324,973       0.0%
    Onward Holdings Co., Ltd.                                      847,200  6,981,673       0.2%
#   Ootoya Holdings Co., Ltd.                                       37,600    758,469       0.0%
#*  Open Door, Inc.                                                 67,300  1,241,587       0.0%
#   OPT Holding, Inc.                                               72,900  1,086,400       0.0%
#   Otsuka Kagu, Ltd.                                               80,200    463,646       0.0%
    Ozu Corp.                                                       18,200    397,191       0.0%
    Pacific Industrial Co., Ltd.                                   327,600  4,646,677       0.1%
    PAL GROUP Holdings Co., Ltd.                                    70,900  1,942,226       0.1%
    PALTAC Corp.                                                    62,334  3,119,974       0.1%
#   PAPYLESS Co., Ltd.                                              28,600    521,887       0.0%
    Parco Co., Ltd.                                                144,400  1,805,613       0.1%
    Paris Miki Holdings, Inc.                                      171,000    814,581       0.0%
    PC Depot Corp.                                                   8,081     52,904       0.0%
    People Co., Ltd.                                                19,600    287,748       0.0%
#   Pepper Food Service Co., Ltd.                                   88,200  5,077,663       0.1%
#   PIA Corp.                                                       36,900  2,232,444       0.1%
    Piolax, Inc.                                                   195,600  5,479,149       0.1%
#*  Pioneer Corp.                                                2,489,100  3,882,757       0.1%
#   Plenus Co., Ltd.                                               140,700  2,425,129       0.1%
    Press Kogyo Co., Ltd.                                          623,200  3,591,364       0.1%
    Pressance Corp.                                                250,100  3,821,124       0.1%
    Proto Corp.                                                     88,400  1,268,939       0.0%
#   Raccoon Co., Ltd.                                               83,300    488,303       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Regal Corp.                                                    1,500 $   39,435       0.0%
#   Renaissance, Inc.                                             60,600  1,055,677       0.0%
#*  Renown, Inc.                                                 346,100    519,683       0.0%
#   Resol Holdings Co., Ltd.                                      16,799    669,140       0.0%
    Resorttrust, Inc.                                            324,400  6,717,271       0.2%
    Rhythm Watch Co., Ltd.                                        55,900  1,205,140       0.0%
#   Riberesute Corp.                                              54,900    502,685       0.0%
#   Ride On Express Holdings Co., Ltd.                            55,300    527,968       0.0%
#   Right On Co., Ltd.                                           106,125  1,004,956       0.0%
    Riken Corp.                                                   65,400  3,761,577       0.1%
    Ringer Hut Co., Ltd.                                         151,900  3,690,907       0.1%
#   Riso Kyoiku Co., Ltd.                                        223,500  1,720,595       0.1%
    Round One Corp.                                              473,900  6,854,352       0.2%
    Royal Holdings Co., Ltd.                                     182,600  4,963,355       0.1%
*   Royal Hotel, Ltd. (The)                                        2,100     37,073       0.0%
#*  RVH, Inc.                                                     85,200    347,914       0.0%
    Sac's Bar Holdings, Inc.                                     127,150  1,360,099       0.0%
    Saizeriya Co., Ltd.                                          198,600  4,587,743       0.1%
    Sakai Ovex Co., Ltd.                                          33,999    743,415       0.0%
    San Holdings, Inc.                                            29,200    789,043       0.0%
#*  Sanden Holdings Corp.                                        150,400  2,184,969       0.1%
    Sanei Architecture Planning Co., Ltd.                         52,300    880,869       0.0%
    Sangetsu Corp.                                               348,450  7,191,144       0.2%
    Sanko Marketing Foods Co., Ltd.                               23,700    221,296       0.0%
    Sankyo Seiko Co., Ltd.                                       222,500  1,010,424       0.0%
    Sanoh Industrial Co., Ltd.                                   169,300  1,209,517       0.0%
    Sanyei Corp.                                                   4,300    154,901       0.0%
#   Sanyo Electric Railway Co., Ltd.                             113,698  2,905,137       0.1%
    Sanyo Housing Nagoya Co., Ltd.                                73,600    805,706       0.0%
#   Sanyo Shokai, Ltd.                                            81,999  1,899,546       0.1%
#   Scroll Corp.                                                 203,300    817,908       0.0%
#   Seiko Holdings Corp.                                         206,281  5,370,450       0.1%
    Seiren Co., Ltd.                                             331,300  6,387,182       0.2%
*   Senshukai Co., Ltd.                                          205,800  1,078,321       0.0%
    Septeni Holdings Co., Ltd.                                   643,700  1,654,681       0.1%
    SFP Holdings Co., Ltd.                                        74,500  1,372,511       0.0%
#   Shidax Corp.                                                 149,000    664,870       0.0%
    Shikibo, Ltd.                                                 77,900    981,641       0.0%
    Shimachu Co., Ltd.                                           282,300  9,113,327       0.2%
#   Shimojima Co., Ltd.                                           31,900    346,148       0.0%
#   Shobunsha Publications, Inc.                                 258,500  1,970,813       0.1%
#   Shoei Co., Ltd.                                               80,100  2,969,920       0.1%
    Showa Corp.                                                  346,700  5,211,212       0.1%
    SKY Perfect JSAT Holdings, Inc.                              993,500  4,527,401       0.1%
    SNT Corp.                                                    211,400    946,044       0.0%
    Soft99 Corp.                                                  81,800    941,304       0.0%
#   Sotoh Co., Ltd.                                               41,400    384,626       0.0%
    SPK Corp.                                                     22,200    575,022       0.0%
#   SRS Holdings Co., Ltd.                                        23,400    207,836       0.0%
    St Marc Holdings Co., Ltd.                                   107,200  3,035,171       0.1%
    Starts Corp., Inc.                                           202,800  5,599,126       0.1%
    Step Co., Ltd.                                                59,400    935,374       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Studio Alice Co., Ltd.                                        60,200 $1,350,800       0.0%
    Suminoe Textile Co., Ltd.                                     37,900    991,334       0.0%
    Sumitomo Riko Co., Ltd.                                      274,000  2,864,218       0.1%
    Suncall Corp.                                                113,000    757,294       0.0%
#   Syuppin Co., Ltd.                                            119,100  1,338,400       0.0%
    T RAD Co., Ltd.                                               51,200  1,833,280       0.1%
    T-Gaia Corp.                                                 139,000  3,884,286       0.1%
    Tachi-S Co., Ltd.                                            224,140  4,062,188       0.1%
    Tachikawa Corp.                                               71,100    991,396       0.0%
    Taiho Kogyo Co., Ltd.                                        113,100  1,526,752       0.0%
#   Take And Give Needs Co., Ltd.                                 67,570    707,818       0.0%
    Takihyo Co., Ltd.                                             31,700    684,595       0.0%
#   Tama Home Co., Ltd.                                          104,700  1,078,548       0.0%
    Tamron Co., Ltd.                                             126,400  2,565,445       0.1%
    TBK Co., Ltd.                                                138,800    697,787       0.0%
    Tear Corp.                                                    60,500    595,016       0.0%
*   Ten Allied Co., Ltd.                                          14,600     63,412       0.0%
#   Tenpos Holdings Co., Ltd.                                     30,500    679,429       0.0%
    Tigers Polymer Corp.                                          80,900    615,999       0.0%
    Toa Corp.                                                    155,200  1,833,068       0.1%
#   Toabo Corp.                                                   54,799    294,630       0.0%
#   Toei Animation Co., Ltd.                                      87,300  2,499,637       0.1%
    Toei Co., Ltd.                                                45,600  5,122,179       0.1%
    Tohokushinsha Film Corp.                                      55,100    388,815       0.0%
    Tokai Rika Co., Ltd.                                         372,900  7,449,445       0.2%
#   Token Corp.                                                   52,450  4,994,832       0.1%
#*  Tokyo Base Co., Ltd.                                         122,700  1,237,277       0.0%
    Tokyo Dome Corp.                                             628,300  6,108,824       0.2%
    Tokyo Individualized Educational Institute, Inc.             121,000  1,327,727       0.0%
    Tokyo Radiator Manufacturing Co., Ltd.                        24,300    229,799       0.0%
#   Tokyotokeiba Co., Ltd.                                       108,300  4,150,570       0.1%
#   Tokyu Recreation Co., Ltd.                                   102,000    924,952       0.0%
    Tomy Co., Ltd.                                               590,293  5,779,256       0.1%
    Topre Corp.                                                  242,200  7,601,340       0.2%
    Toridoll Holdings Corp.                                      153,500  5,139,544       0.1%
#   Torikizoku Co., Ltd.                                          51,200  1,331,872       0.0%
    Tosho Co., Ltd.                                              107,000  3,933,853       0.1%
#   Tow Co., Ltd.                                                114,900    994,953       0.0%
    Toyo Tire & Rubber Co., Ltd.                                 235,100  4,001,919       0.1%
    TPR Co., Ltd.                                                162,200  4,913,736       0.1%
    TS Tech Co., Ltd.                                            182,300  7,375,779       0.2%
    TSI Holdings Co., Ltd.                                       522,195  4,169,543       0.1%
#   Tsukada Global Holdings, Inc.                                109,400    645,533       0.0%
    Tsukamoto Corp. Co., Ltd.                                     19,000    220,995       0.0%
    Tsutsumi Jewelry Co., Ltd.                                    57,100  1,072,447       0.0%
    TV Asahi Holdings Corp.                                      148,100  3,473,181       0.1%
    Tv Tokyo Holdings Corp.                                      104,500  2,855,154       0.1%
#*  U-Shin, Ltd.                                                 134,800    895,562       0.0%
    Ukai Co., Ltd.                                                 5,900    241,094       0.0%
#   Umenohana Co., Ltd.                                           12,000    317,898       0.0%
    Unipres Corp.                                                261,000  6,145,440       0.2%
    United Arrows, Ltd.                                          160,800  5,905,949       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Unitika, Ltd.                                                399,200 $  2,624,606       0.1%
    ValueCommerce Co., Ltd.                                      124,900    1,897,742       0.1%
#   Vector, Inc.                                                 180,600    3,483,707       0.1%
#*  VIA Holdings, Inc.                                           127,600      804,817       0.0%
#   Village Vanguard Co., Ltd.                                    40,600      373,718       0.0%
#*  Visionary Holdings Co., Ltd.                                 637,300      526,919       0.0%
#   VT Holdings Co., Ltd.                                        560,300    2,549,115       0.1%
    Wacoal Holdings Corp.                                        361,700   10,950,759       0.3%
#   WATAMI Co., Ltd.                                             147,300    1,998,294       0.1%
#   Watts Co., Ltd.                                               57,100      601,803       0.0%
    Weds Co., Ltd.                                                10,300       76,575       0.0%
    Workman Co., Ltd.                                             20,200      803,174       0.0%
    Wowow, Inc.                                                   42,600    1,338,246       0.0%
    Xebio Holdings Co., Ltd.                                     202,000    3,805,644       0.1%
    Yachiyo Industry Co., Ltd.                                    50,300      609,160       0.0%
    Yagi & Co., Ltd.                                              14,600      303,938       0.0%
    Yamato International, Inc.                                   110,600      614,145       0.0%
#   Yasunaga Corp.                                                51,100    1,093,982       0.0%
    Yellow Hat, Ltd.                                             112,200    3,327,837       0.1%
    Yomiuri Land Co., Ltd.                                        26,300    1,143,355       0.0%
#   Yondoshi Holdings, Inc.                                      127,320    3,135,732       0.1%
#   Yonex Co., Ltd.                                               56,400      314,437       0.0%
    Yorozu Corp.                                                 131,800    2,269,439       0.1%
#   Yoshinoya Holdings Co., Ltd.                                 183,300    3,402,835       0.1%
    Yossix Co., Ltd.                                              23,300      700,966       0.0%
#   Yume No Machi Souzou Iinkai Co., Ltd.                        162,700    2,816,785       0.1%
    Yutaka Giken Co., Ltd.                                         7,900      209,457       0.0%
    Zenrin Co., Ltd.                                             239,950    4,827,905       0.1%
#   Zojirushi Corp.                                              277,700    3,720,378       0.1%
                                                                         ------------      ----
Total Consumer Discretionary                                              864,830,758      19.5%
                                                                         ------------      ----
Consumer Staples -- (8.2%)
#   Aeon Hokkaido Corp.                                          261,700    1,909,692       0.0%
#   AFC-HD AMS Life Science Co., Ltd.                             33,900      271,337       0.0%
#   Ain Holdings, Inc.                                            94,100    6,267,338       0.1%
    Albis Co., Ltd.                                               38,600    1,284,666       0.0%
    Aohata Corp.                                                   3,000       68,866       0.0%
    Arcs Co., Ltd.                                               271,800    7,445,641       0.2%
    Ariake Japan Co., Ltd.                                        69,700    5,978,727       0.1%
    Artnature, Inc.                                              138,200      944,878       0.0%
    Axial Retailing, Inc.                                        103,800    4,231,464       0.1%
    Belc Co., Ltd.                                                71,500    3,846,825       0.1%
#   Bourbon Corp.                                                 43,500    1,155,481       0.0%
    Bull-Dog Sauce Co., Ltd.                                       1,500       30,143       0.0%
#   C'BON COSMETICS Co., Ltd.                                      5,700      163,924       0.0%
    Cawachi, Ltd.                                                116,600    2,711,041       0.1%
    Chubu Shiryo Co., Ltd.                                       180,300    4,053,056       0.1%
    Chuo Gyorui Co., Ltd.                                          9,800      248,316       0.0%
    Cocokara fine, Inc.                                          124,360    8,994,353       0.2%
#   Como Co., Ltd.                                                 2,000       44,790       0.0%
    Cota Co., Ltd.                                                69,465    1,065,034       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Staples -- (Continued)
    Create SD Holdings Co., Ltd.                                 185,000 $5,361,007       0.1%
    Daikokutenbussan Co., Ltd.                                    39,900  2,063,240       0.1%
    Delica Foods Holdings Co., Ltd.                               29,000    424,339       0.0%
    Dr Ci:Labo Co., Ltd.                                         146,600  7,052,517       0.2%
    DyDo Group Holdings, Inc.                                     57,900  3,603,342       0.1%
#   Earth Corp.                                                   89,100  4,680,669       0.1%
    Ebara Foods Industry, Inc.                                    15,600    300,348       0.0%
#   Eco's Co., Ltd.                                               55,300    939,819       0.0%
    Ensuiko Sugar Refining Co., Ltd.                              86,200    209,323       0.0%
    Feed One Co., Ltd.                                           899,040  2,000,334       0.1%
*   First Baking Co., Ltd.                                        17,200    191,482       0.0%
    Fuji Oil Holdings, Inc.                                      278,500  8,927,842       0.2%
#   Fujicco Co., Ltd.                                            146,500  3,371,628       0.1%
    Fujiya Co., Ltd.                                              38,200    950,644       0.0%
    G-7 Holdings, Inc.                                            40,800    905,050       0.0%
#*  Genky DrugStores Co., Ltd.                                    46,800  1,829,260       0.0%
#   HABA Laboratories, Inc.                                       15,700  1,190,065       0.0%
    Hagoromo Foods Corp.                                          39,000    487,066       0.0%
    Halows Co., Ltd.                                              55,400  1,378,372       0.0%
    Havix Corp.                                                    8,800     78,663       0.0%
    Hayashikane Sangyo Co., Ltd.                                  29,400    229,218       0.0%
    Heiwado Co., Ltd.                                            192,000  4,579,069       0.1%
    Hokkaido Coca-Cola Bottling Co., Ltd.                         90,000    630,787       0.0%
    Hokuryo Co., Ltd.                                             14,900    166,220       0.0%
    Hokuto Corp.                                                 169,400  2,990,985       0.1%
    Ichimasa Kamaboko Co., Ltd.                                   27,100    341,121       0.0%
#   Imuraya Group Co., Ltd.                                       51,000  1,543,125       0.0%
    Inageya Co., Ltd.                                            175,800  2,915,294       0.1%
    Itochu-Shokuhin Co., Ltd.                                     32,100  1,786,532       0.0%
    Ivy Cosmetics Corp.                                            6,800    191,066       0.0%
    Iwatsuka Confectionery Co., Ltd.                               4,000    191,224       0.0%
    J-Oil Mills, Inc.                                             76,300  2,633,374       0.1%
    Japan Meat Co., Ltd.                                          51,600    922,807       0.0%
    Kadoya Sesame Mills, Inc.                                     14,100    813,874       0.0%
    Kakiyasu Honten Co., Ltd.                                     62,700  1,706,332       0.0%
    Kameda Seika Co., Ltd.                                        80,900  3,980,724       0.1%
    Kaneko Seeds Co., Ltd.                                        38,600    589,036       0.0%
    Kanemi Co., Ltd.                                               1,400     41,310       0.0%
#   Kansai Super Market, Ltd.                                     70,800    763,879       0.0%
    Kato Sangyo Co., Ltd.                                        162,900  5,997,702       0.1%
    Kenko Mayonnaise Co., Ltd.                                    88,200  3,090,130       0.1%
    Key Coffee, Inc.                                             128,600  2,557,320       0.1%
#   Kirindo Holdings Co., Ltd.                                    42,800  1,159,560       0.0%
#   Kitanotatsujin Corp.                                         327,600  2,492,213       0.1%
#   Kobe Bussan Co., Ltd.                                         69,900  3,386,578       0.1%
    Kotobuki Spirits Co., Ltd.                                   128,900  6,111,929       0.1%
    Kusuri no Aoki Holdings Co., Ltd.                             86,800  5,953,662       0.1%
#   Kyokuyo Co., Ltd.                                             66,099  2,273,188       0.1%
#   Lacto Japan Co., Ltd.                                         21,200    991,700       0.0%
    Life Corp.                                                   157,800  3,943,551       0.1%
    Mandom Corp.                                                 181,800  6,553,936       0.2%
    Marudai Food Co., Ltd.                                       747,000  3,674,214       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Staples -- (Continued)
    Maruha Nichiro Corp.                                           295,807 $ 9,956,942       0.2%
#   Maxvalu Nishinihon Co., Ltd.                                    20,700     339,745       0.0%
#   Maxvalu Tokai Co., Ltd.                                         49,300   1,102,312       0.0%
    Medical System Network Co., Ltd.                               150,000     791,426       0.0%
    Megmilk Snow Brand Co., Ltd.                                   358,200  10,783,752       0.2%
    Meito Sangyo Co., Ltd.                                          61,300     994,160       0.0%
    Milbon Co., Ltd.                                               156,252   6,788,650       0.2%
#   Ministop Co., Ltd.                                             109,500   2,271,784       0.1%
    Mitsubishi Shokuhin Co., Ltd.                                  103,100   3,008,480       0.1%
    Mitsui Sugar Co., Ltd.                                         110,870   4,428,909       0.1%
    Miyoshi Oil & Fat Co., Ltd.                                     46,800     623,736       0.0%
    Morinaga & Co., Ltd.                                             4,500     219,136       0.0%
    Morinaga Milk Industry Co., Ltd.                               262,300  11,520,934       0.3%
    Morishita Jintan Co., Ltd.                                         400      10,455       0.0%
    Morozoff, Ltd.                                                  20,100   1,218,656       0.0%
    Nagatanien Holdings Co., Ltd.                                  157,000   2,095,446       0.1%
    Nakamuraya Co., Ltd.                                            27,600   1,224,301       0.0%
#   Natori Co., Ltd.                                                60,700   1,078,932       0.0%
    Nichimo Co., Ltd.                                               17,000     281,768       0.0%
    Nihon Chouzai Co., Ltd.                                         49,360   1,537,740       0.0%
    Niitaka Co., Ltd.                                                2,860      47,461       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                       83,000   1,839,057       0.0%
    Nippon Flour Mills Co., Ltd.                                   346,900   5,657,952       0.1%
    Nippon Suisan Kaisha, Ltd.                                   2,033,400  11,020,177       0.3%
    Nisshin Oillio Group, Ltd. (The)                               183,500   5,275,895       0.1%
    Nissin Sugar Co., Ltd.                                         112,100   2,192,948       0.1%
    Nitto Fuji Flour Milling Co., Ltd.                               6,800     295,043       0.0%
    Noevir Holdings Co., Ltd.                                       91,100   6,551,163       0.2%
    Oenon Holdings, Inc.                                           444,900   1,890,934       0.0%
#   OIE Sangyo Co., Ltd.                                            20,900     258,019       0.0%
    Okuwa Co., Ltd.                                                170,000   1,833,110       0.0%
#   Olympic Group Corp.                                             67,800     348,847       0.0%
#   OUG Holdings, Inc.                                              16,300     399,485       0.0%
    Pickles Corp.                                                   18,900     342,973       0.0%
#   Plant Co., Ltd.                                                 23,300     289,020       0.0%
    Prima Meat Packers, Ltd.                                       961,000   5,863,198       0.1%
    Qol Co., Ltd.                                                  132,700   2,720,039       0.1%
#   Retail Partners Co., Ltd.                                       99,000   1,469,219       0.0%
    Riken Vitamin Co., Ltd.                                         71,100   2,675,944       0.1%
#   Rock Field Co., Ltd.                                           151,800   2,900,409       0.1%
#   Rokko Butter Co., Ltd.                                          96,900   2,310,577       0.1%
    S Foods, Inc.                                                   89,862   3,775,592       0.1%
    S&B Foods, Inc.                                                 16,999   1,674,905       0.0%
    Sagami Rubber Industries Co., Ltd.                              57,000     932,669       0.0%
#   Sakata Seed Corp.                                               88,300   3,234,267       0.1%
    San-A Co., Ltd.                                                120,800   6,441,780       0.2%
#   Sapporo Holdings, Ltd.                                         439,100  12,563,724       0.3%
    Shinobu Foods Products Co., Ltd.                                 1,600      11,697       0.0%
#   Shoei Foods Corp.                                               77,200   3,045,618       0.1%
    Showa Sangyo Co., Ltd.                                         149,400   3,953,861       0.1%
    Sogo Medical Co., Ltd.                                         128,000   2,987,341       0.1%
    ST Corp.                                                        24,200     539,097       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
    Starzen Co., Ltd.                                               52,200 $  2,627,580       0.1%
    Takara Holdings, Inc.                                          930,900   11,229,578       0.3%
    Tobu Store Co., Ltd.                                            19,000      526,661       0.0%
    Toho Co., Ltd.                                                  53,800    1,286,207       0.0%
    Tohto Suisan Co., Ltd.                                          18,099      321,825       0.0%
    Torigoe Co., Ltd. (The)                                        102,200      915,627       0.0%
#   Toyo Sugar Refining Co., Ltd.                                   15,700      179,944       0.0%
#   Transaction Co., Ltd.                                           98,600      898,715       0.0%
    United Super Markets Holdings, Inc.                            353,500    4,648,322       0.1%
    Uoriki Co., Ltd.                                                33,600      431,121       0.0%
    Valor Holdings Co., Ltd.                                       240,900    6,721,362       0.2%
    Warabeya Nichiyo Holdings Co., Ltd.                            102,260    2,596,233       0.1%
    Watahan & Co., Ltd.                                             46,400    1,637,846       0.0%
#   YA-MAN, Ltd.                                                   181,000    3,937,349       0.1%
    Yaizu Suisankagaku Industry Co., Ltd.                           49,800      574,255       0.0%
#   Yakuodo Co., Ltd.                                               74,600    2,582,611       0.1%
    Yamatane Corp.                                                  70,100    1,250,402       0.0%
    Yamaya Corp.                                                    27,100      916,375       0.0%
    Yamazawa Co., Ltd.                                               6,600      107,704       0.0%
    Yaoko Co., Ltd.                                                132,100    7,326,337       0.2%
#   Yokohama Reito Co., Ltd.                                       274,200    2,778,951       0.1%
    Yomeishu Seizo Co., Ltd.                                        49,800    1,118,575       0.0%
    Yuasa Funashoku Co., Ltd.                                       13,000      443,359       0.0%
    Yutaka Foods Corp.                                               6,000      110,281       0.0%
                                                                           ------------       ---
Total Consumer Staples                                                      382,648,747       8.6%
                                                                           ------------       ---
Energy -- (0.8%)
#   BP Castrol K.K.                                                 53,100      840,347       0.0%
    Cosmo Energy Holdings Co., Ltd.                                185,900    6,124,133       0.2%
    Fuji Kosan Co., Ltd.                                            33,100      185,053       0.0%
    Fuji Oil Co., Ltd.                                             317,100    1,311,434       0.0%
    Itochu Enex Co., Ltd.                                          323,000    3,168,080       0.1%
#*  Japan Drilling Co., Ltd.                                        40,800      711,785       0.0%
    Japan Oil Transportation Co., Ltd.                              13,900      423,483       0.0%
    Japan Petroleum Exploration Co., Ltd.                          220,200    5,730,131       0.1%
    Mitsuuroko Group Holdings Co., Ltd.                            193,100    1,548,575       0.0%
    Modec, Inc.                                                    132,500    3,516,263       0.1%
    Nippon Coke & Engineering Co., Ltd.                          1,114,100    1,190,049       0.0%
#   Sala Corp.                                                     321,100    1,998,706       0.1%
    San-Ai Oil Co., Ltd.                                           379,900    5,980,812       0.1%
    Shinko Plantech Co., Ltd.                                      261,300    2,452,919       0.1%
    Sinanen Holdings Co., Ltd.                                      53,100    1,365,746       0.0%
    Toa Oil Co., Ltd.                                              444,000      819,540       0.0%
    Toyo Kanetsu K.K.                                               56,800    1,732,843       0.1%
                                                                           ------------       ---
Total Energy                                                                 39,099,899       0.9%
                                                                           ------------       ---
Financials -- (8.1%)
    77 Bank, Ltd. (The)                                            496,152   12,258,679       0.3%
    Accretive Co., Ltd.                                             51,500      160,101       0.0%
    Advance Create Co., Ltd.                                        42,500      794,972       0.0%
    Aichi Bank, Ltd. (The)                                          53,100    2,537,484       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Aizawa Securities Co., Ltd.                                    211,700 $ 1,496,995       0.0%
#   Akatsuki Corp.                                                 109,000     443,216       0.0%
    Akita Bank, Ltd. (The)                                         117,340   3,209,488       0.1%
    Anicom Holdings, Inc.                                          111,500   3,664,167       0.1%
#   Aomori Bank, Ltd. (The)                                        128,200   3,991,036       0.1%
    Asax Co., Ltd.                                                   1,700      29,578       0.0%
    Awa Bank, Ltd. (The)                                         1,318,000   8,605,956       0.2%
    Bank of Iwate, Ltd. (The)                                      112,100   4,390,815       0.1%
    Bank of Kochi, Ltd. (The)                                       45,700     538,518       0.0%
#   Bank of Nagoya, Ltd. (The)                                      98,330   3,656,882       0.1%
    Bank of Okinawa, Ltd. (The)                                    152,460   6,411,704       0.1%
    Bank of Saga, Ltd. (The)                                       103,500   2,374,739       0.1%
    Bank of the Ryukyus, Ltd.                                      227,380   3,488,004       0.1%
#   Bank of Toyama, Ltd. (The)                                      12,100     439,088       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                   326,800   1,515,115       0.0%
    Chugoku Bank, Ltd. (The)                                       333,200   3,869,785       0.1%
#   Chukyo Bank, Ltd. (The)                                         73,700   1,586,709       0.0%
    Daishi Bank, Ltd. (The)                                        215,000   9,640,937       0.2%
    Daito Bank, Ltd. (The)                                          87,300   1,047,439       0.0%
    DSB Co., Ltd.                                                   61,300     327,446       0.0%
    eGuarantee, Inc.                                                87,400   1,745,136       0.0%
    Ehime Bank, Ltd. (The)                                         209,900   2,530,066       0.1%
    Eighteenth Bank, Ltd. (The)                                  1,048,000   2,772,211       0.1%
    FIDEA Holdings Co., Ltd.                                     1,311,000   2,299,734       0.1%
    Financial Products Group Co., Ltd.                             449,900   5,728,447       0.1%
    First Bank of Toyama, Ltd. (The)                               237,300   1,074,807       0.0%
#   First Brothers Co., Ltd.                                        36,600     452,148       0.0%
    Fukui Bank, Ltd. (The)                                         150,800   3,392,013       0.1%
    Fukushima Bank, Ltd. (The)                                     162,000   1,195,895       0.0%
    Fuyo General Lease Co., Ltd.                                   125,500   8,500,708       0.2%
#   GMO Financial Holdings, Inc.                                   146,900   1,112,440       0.0%
*   Hirose Tusyo, Inc.                                               9,700     214,812       0.0%
    Hiroshima Bank, Ltd. (The)                                     398,100   3,029,431       0.1%
    Hokkoku Bank, Ltd. (The)                                       174,200   6,952,292       0.2%
    Hokuetsu Bank, Ltd. (The)                                      131,600   2,915,689       0.1%
    Hokuhoku Financial Group, Inc.                                 705,600  10,438,321       0.2%
    Hyakugo Bank, Ltd. (The)                                     1,626,009   7,586,901       0.2%
    Hyakujushi Bank, Ltd. (The)                                  1,588,000   5,357,244       0.1%
    IBJ Leasing Co., Ltd.                                          197,000   5,440,797       0.1%
    Ichiyoshi Securities Co., Ltd.                                 258,500   3,163,348       0.1%
    IwaiCosmo Holdings, Inc.                                       115,400   1,602,237       0.0%
#   J Trust Co., Ltd.                                              424,600   3,002,436       0.1%
    Jaccs Co., Ltd.                                                174,500   3,950,887       0.1%
    Jafco Co., Ltd.                                                228,300  10,012,788       0.2%
#*  Japan Asia Investment Co., Ltd.                                127,300     415,265       0.0%
#   Japan Investment Adviser Co., Ltd.                              66,700   2,481,187       0.1%
    Japan Securities Finance Co., Ltd.                             705,500   4,635,892       0.1%
    Jimoto Holdings, Inc.                                        1,000,300   1,746,689       0.0%
    Juroku Bank, Ltd. (The)                                        237,000   6,252,280       0.1%
    kabu.com Securities Co., Ltd.                                  929,400   3,376,869       0.1%
#*  Kansai Mirai Financial Group, Inc.                             548,253   4,343,095       0.1%
    Keiyo Bank, Ltd. (The)                                       1,557,000   7,126,476       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
#   Kita-Nippon Bank, Ltd. (The)                                    50,906 $ 1,329,076       0.0%
    Kiyo Bank, Ltd. (The)                                          417,290   6,794,075       0.2%
#   Kosei Securities Co., Ltd. (The)                                31,999     413,864       0.0%
    Kyokuto Securities Co., Ltd.                                   155,800   2,234,132       0.1%
    Kyushu Financial Group, Inc.                                   252,927   1,240,598       0.0%
    Kyushu Leasing Service Co., Ltd.                                 2,800      19,950       0.0%
*   M&A Capital Partners Co., Ltd.                                  43,000   3,102,295       0.1%
#   Marusan Securities Co., Ltd.                                   307,900   2,931,804       0.1%
    Matsui Securities Co., Ltd.                                    773,800   7,544,281       0.2%
#   Mercuria Investment Co., Ltd.                                   36,500     359,564       0.0%
#   Michinoku Bank, Ltd. (The)                                     101,998   1,651,882       0.0%
    Mito Securities Co., Ltd.                                      424,800   1,640,623       0.0%
    Miyazaki Bank, Ltd. (The)                                      101,200   3,275,737       0.1%
#   Monex Group, Inc.                                            1,286,400   7,316,897       0.2%
#   Money Partners Group Co., Ltd.                                 162,900     652,794       0.0%
    Musashino Bank, Ltd. (The)                                     198,000   6,596,860       0.2%
#   Nagano Bank, Ltd. (The)                                         52,599     886,291       0.0%
    Nanto Bank, Ltd. (The)                                         199,300   5,532,179       0.1%
    NEC Capital Solutions, Ltd.                                     62,200   1,186,836       0.0%
    Newton Financial Consulting, Inc.                                3,100      68,562       0.0%
    Nishi-Nippon Financial Holdings, Inc.                          861,100  10,340,057       0.2%
    North Pacific Bank, Ltd.                                     2,096,400   7,073,139       0.2%
#   OAK Capital Corp.                                              342,700     794,259       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                                290,700   7,328,090       0.2%
    Oita Bank, Ltd. (The)                                          101,489   3,724,040       0.1%
    Okasan Securities Group, Inc.                                1,099,000   6,279,723       0.1%
    Ricoh Leasing Co., Ltd.                                        102,300   3,411,815       0.1%
*   San ju San Financial Group, Inc.                               126,510   2,675,550       0.1%
    San-In Godo Bank, Ltd. (The)                                   976,000   9,176,278       0.2%
#   Sawada Holdings Co., Ltd.                                      146,200   1,335,917       0.0%
    Senshu Ikeda Holdings, Inc.                                  1,643,400   6,480,867       0.2%
    Shiga Bank, Ltd. (The)                                       1,701,000   8,616,720       0.2%
    Shikoku Bank, Ltd. (The)                                       246,600   3,600,483       0.1%
    SHIMANE BANK, Ltd. / THE                                        24,900     304,066       0.0%
    Shimizu Bank, Ltd. (The)                                        52,700   1,482,136       0.0%
#   Sparx Group Co., Ltd.                                          623,300   1,684,660       0.0%
#   Strike Co., Ltd.                                                16,700   1,034,185       0.0%
    Taiko Bank, Ltd. (The)                                          34,100     745,513       0.0%
    Tochigi Bank, Ltd. (The)                                       672,700   2,549,012       0.1%
    Toho Bank, Ltd. (The)                                        1,303,100   5,054,917       0.1%
    Tohoku Bank, Ltd. (The)                                         61,100     810,822       0.0%
    Tokai Tokyo Financial Holdings, Inc.                         1,447,500  10,484,771       0.2%
#   Tokyo TY Financial Group, Inc.                                 196,638   5,190,036       0.1%
    Tomato Bank, Ltd.                                               54,700     762,846       0.0%
    TOMONY Holdings, Inc.                                          989,350   4,414,555       0.1%
    Tottori Bank, Ltd. (The)                                        57,700     915,761       0.0%
    Towa Bank, Ltd. (The)                                          227,200   3,031,262       0.1%
    Toyo Securities Co., Ltd.                                      461,000   1,209,821       0.0%
    Tsukuba Bank, Ltd.                                             534,200   1,852,001       0.0%
*   Uzabase, Inc.                                                   30,200     638,293       0.0%
#   Yamagata Bank, Ltd. (The)                                      204,300   4,506,737       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Yamanashi Chuo Bank, Ltd. (The)                              1,056,000 $  4,665,470       0.1%
                                                                           ------------       ---
Total Financials                                                            378,279,496       8.5%
                                                                           ------------       ---
Health Care -- (4.7%)
#   Advantage Risk Management Co., Ltd.                             42,200      525,548       0.0%
    As One Corp.                                                    84,568    5,743,860       0.1%
    ASKA Pharmaceutical Co., Ltd.                                  164,300    2,502,433       0.1%
    Biofermin Pharmaceutical Co., Ltd.                              23,700      614,184       0.0%
    BML, Inc.                                                      152,700    3,864,766       0.1%
    Charm Care Corp. K.K.                                            1,100       10,497       0.0%
    CMIC Holdings Co., Ltd.                                         79,200    1,816,219       0.0%
    Create Medic Co., Ltd.                                          41,200      451,142       0.0%
#   Daiken Medical Co., Ltd.                                       120,900      828,323       0.0%
    Daito Pharmaceutical Co., Ltd.                                  80,180    2,757,709       0.1%
    Dvx, Inc.                                                       45,800      554,462       0.0%
    Eiken Chemical Co., Ltd.                                       217,000    5,121,974       0.1%
#   Elan Corp.                                                      44,700      774,784       0.0%
    EM Systems Co., Ltd.                                           121,600    1,436,831       0.0%
    EPS Holdings, Inc.                                             217,700    4,435,305       0.1%
    Falco Holdings Co., Ltd.                                        55,100      935,150       0.0%
#   FINDEX, Inc.                                                   124,100      902,524       0.0%
    Fuji Pharma Co., Ltd.                                           49,800    1,979,513       0.1%
    Fukuda Denshi Co., Ltd.                                         38,400    2,747,786       0.1%
    Fuso Pharmaceutical Industries, Ltd.                            44,800    1,202,818       0.0%
    Hogy Medical Co., Ltd.                                         156,400    6,521,302       0.2%
#   I'rom Group Co., Ltd.                                           43,400    1,032,661       0.0%
#   Iwaki & Co., Ltd.                                              193,000      718,921       0.0%
*   Japan Animal Referral Medical Center Co., Ltd.                   7,000      197,933       0.0%
    Japan Lifeline Co., Ltd.                                        81,800    2,396,376       0.1%
    Japan Medical Dynamic Marketing, Inc.                          115,600    1,071,399       0.0%
    JCR Pharmaceuticals Co., Ltd.                                  100,700    5,270,213       0.1%
    Jeol, Ltd.                                                     258,000    2,211,047       0.1%
    JMS Co., Ltd.                                                  111,657      652,246       0.0%
    Kanamic Network Co., Ltd.                                       29,600      505,878       0.0%
    Kawasumi Laboratories, Inc.                                     96,180      721,382       0.0%
    Kissei Pharmaceutical Co., Ltd.                                182,400    5,145,808       0.1%
    KYORIN Holdings, Inc.                                          283,700    5,547,681       0.1%
    Linical Co., Ltd.                                               68,200    1,115,306       0.0%
    Mani, Inc.                                                     157,400    6,386,375       0.2%
#*  Medical Data Vision Co., Ltd.                                  111,000    1,604,644       0.0%
    Medius Holdings Co., Ltd.                                       62,100      577,762       0.0%
    Menicon Co., Ltd.                                              172,800    4,510,047       0.1%
    Miraca Holdings, Inc.                                          300,200   11,686,763       0.3%
    Mizuho Medy Co., Ltd.                                            5,600      313,236       0.0%
    Mochida Pharmaceutical Co., Ltd.                                88,999    6,270,704       0.2%
#   N Field Co., Ltd.                                               85,200    1,602,973       0.0%
    Nagaileben Co., Ltd.                                            51,200    1,354,077       0.0%
    Nakanishi, Inc.                                                328,400    6,846,311       0.2%
    ND Software Co., Ltd.                                            9,600       90,093       0.0%
#   Nichi-iko Pharmaceutical Co., Ltd.                             326,450    5,223,151       0.1%
    NichiiGakkan Co., Ltd.                                         271,300    2,802,259       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
    Nihon Kohden Corp.                                           254,100 $  7,261,902       0.2%
    Nikkiso Co., Ltd.                                            472,400    5,378,818       0.1%
    Nippon Chemiphar Co., Ltd.                                    17,100      722,424       0.0%
#   Nipro Corp.                                                  630,500    9,074,736       0.2%
    Nissui Pharmaceutical Co., Ltd.                               80,300    1,049,794       0.0%
#   Ohki Healthcare Holdings Co., Ltd.                             6,600      103,706       0.0%
    Paramount Bed Holdings Co., Ltd.                             119,500    5,945,734       0.1%
    Rion Co., Ltd.                                                60,200    1,372,807       0.0%
    Sawai Pharmaceutical Co., Ltd.                               282,700   12,217,051       0.3%
#   Seed Co., Ltd.                                                35,400    2,373,358       0.1%
    Seikagaku Corp.                                              150,200    2,482,768       0.1%
#*  Shin Nippon Biomedical Laboratories, Ltd.                    154,200      770,594       0.0%
    Ship Healthcare Holdings, Inc.                               303,400   10,534,977       0.2%
    Shofu, Inc.                                                   63,800      843,989       0.0%
    Software Service, Inc.                                        18,000    1,259,071       0.0%
    Solasto Corp.                                                114,800    3,038,382       0.1%
    St-Care Holding Corp.                                         82,800      589,686       0.0%
#   Techno Medica Co., Ltd.                                       28,800      549,672       0.0%
#   Toho Holdings Co., Ltd.                                      349,200    8,522,162       0.2%
    Tokai Corp.                                                  149,300    3,362,590       0.1%
    Torii Pharmaceutical Co., Ltd.                               102,700    2,797,483       0.1%
#   Towa Pharmaceutical Co., Ltd.                                 60,700    3,862,307       0.1%
#   Tsukui Corp.                                                 373,000    2,944,286       0.1%
    Uchiyama Holdings Co., Ltd.                                   26,400      156,984       0.0%
    UNIMAT Retirement Community Co., Ltd.                         19,100      277,328       0.0%
#   Value HR Co., Ltd.                                            20,500      362,994       0.0%
    Vital KSK Holdings, Inc.                                     306,000    2,999,046       0.1%
#   Wakamoto Pharmaceutical Co., Ltd.                            107,000      284,808       0.0%
    WIN-Partners Co., Ltd.                                       113,000    1,513,385       0.0%
    ZERIA Pharmaceutical Co., Ltd.                               199,699    4,096,169       0.1%
                                                                         ------------       ---
Total Health Care                                                         218,331,387       4.9%
                                                                         ------------       ---
Industrials -- (27.2%)
    A&A Material Corp.                                            26,000      308,579       0.0%
    Abist Co., Ltd.                                               20,200      880,012       0.0%
    ACKG, Ltd.                                                     1,900       31,554       0.0%
    Advan Co., Ltd.                                              146,800    1,339,930       0.0%
#   Advanex, Inc.                                                 22,099      483,962       0.0%
    Aeon Delight Co., Ltd.                                       147,600    5,163,922       0.1%
    Aica Kogyo Co., Ltd.                                         244,900    9,208,114       0.2%
#   Aichi Corp.                                                  235,300    1,673,621       0.0%
    Aida Engineering, Ltd.                                       371,400    4,326,692       0.1%
    Airtech Japan, Ltd.                                           20,400      165,911       0.0%
    AIT Corp.                                                     66,800      730,095       0.0%
#   Ajis Co., Ltd.                                                30,300      869,533       0.0%
#   Alconix Corp.                                                156,900    2,803,137       0.1%
    Alinco, Inc.                                                  90,500      901,241       0.0%
    Alps Logistics Co., Ltd.                                     115,100      950,765       0.0%
    Altech Co., Ltd.                                              10,900       35,557       0.0%
    Altech Corp.                                                 104,700    2,481,380       0.1%
    Anest Iwata Corp.                                            223,900    2,382,842       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
#*  Arrk Corp.                                                   466,800 $  532,231       0.0%
    Asahi Diamond Industrial Co., Ltd.                           377,800  3,618,881       0.1%
#   Asahi Kogyosha Co., Ltd.                                      30,100    991,042       0.0%
    Asanuma Corp.                                                465,000  1,705,117       0.0%
#   Asukanet Co., Ltd.                                            66,700    951,167       0.0%
    Asunaro Aoki Construction Co., Ltd.                          138,400  1,334,204       0.0%
    Bando Chemical Industries, Ltd.                              246,400  2,957,132       0.1%
    BayCurrent Consulting, Inc.                                   75,600  2,687,478       0.1%
    Bell System24 Holdings, Inc.                                 228,400  3,657,754       0.1%
#   Benefit One, Inc.                                            185,700  4,342,435       0.1%
#   Br Holdings Corp.                                            164,900    625,614       0.0%
    Bunka Shutter Co., Ltd.                                      400,400  3,979,583       0.1%
    Canare Electric Co., Ltd.                                     22,700    492,755       0.0%
#   Career Co., Ltd.                                              16,400    500,112       0.0%
    Career Design Center Co., Ltd.                                34,700    625,063       0.0%
    Central Glass Co., Ltd.                                      242,800  5,752,604       0.1%
    Central Security Patrols Co., Ltd.                            46,300  1,662,927       0.0%
#   Chilled & Frozen Logistics Holdings Co., Ltd.                 83,200  1,145,976       0.0%
#   Chiyoda Corp.                                                753,000  7,731,640       0.2%
    Chiyoda Integre Co., Ltd.                                     83,500  1,917,920       0.1%
    Chodai Co., Ltd.                                               3,900     26,981       0.0%
    Chudenko Corp.                                               207,700  5,775,587       0.1%
    Chugai Ro Co., Ltd.                                           43,800  1,176,833       0.0%
    Chuo Warehouse Co., Ltd.                                       4,400     45,207       0.0%
    CKD Corp.                                                    362,900  7,609,217       0.2%
    CMC Corp.                                                      6,800    177,737       0.0%
    Comany, Inc.                                                   4,700     63,534       0.0%
    Cosel Co., Ltd.                                              131,400  1,767,758       0.1%
#   Creek & River Co., Ltd.                                       72,700    781,739       0.0%
    CTI Engineering Co., Ltd.                                     83,400  1,115,379       0.0%
#   CTS Co., Ltd.                                                160,400  1,121,908       0.0%
    Dai-Dan Co., Ltd.                                            110,000  2,661,631       0.1%
    Dai-Ichi Cutter Kogyo K.K.                                    11,100    234,897       0.0%
#   Daido Kogyo Co., Ltd.                                         53,000    726,401       0.0%
#   Daihatsu Diesel Manufacturing Co., Ltd.                      114,000    929,529       0.0%
    Daihen Corp.                                                 654,000  5,073,009       0.1%
    Daiho Corp.                                                  615,000  3,742,077       0.1%
    Daiichi Jitsugyo Co., Ltd.                                    62,300  1,903,918       0.1%
    Daiichi Kensetsu Corp.                                        20,300    329,973       0.0%
    Daiki Axis Co., Ltd.                                          44,300    609,549       0.0%
*   Daikokuya Holdings Co., Ltd.                                 117,200     62,999       0.0%
    Daiohs Corp.                                                   9,100    113,733       0.0%
    Daiseki Co., Ltd.                                            239,363  7,452,783       0.2%
#   Daiseki Eco. Solution Co., Ltd.                               43,659    429,786       0.0%
    Daisue Construction Co., Ltd.                                 53,200    504,527       0.0%
    Daiwa Industries, Ltd.                                       208,900  2,283,143       0.1%
    Denyo Co., Ltd.                                              118,700  2,075,179       0.1%
    DMG Mori Co., Ltd.                                           403,500  7,539,246       0.2%
    DMW Corp.                                                      4,800    101,306       0.0%
    Duskin Co., Ltd.                                             264,500  6,668,017       0.2%
    Ebara Jitsugyo Co., Ltd.                                      42,700    924,572       0.0%
#   EF-ON, Inc.                                                   80,900  1,112,428       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Eidai Co., Ltd.                                                152,000 $   757,981       0.0%
    en-japan, Inc.                                                 114,300   5,343,301       0.1%
#*  EnBio Holdings, Inc.                                            20,900     356,271       0.0%
    Endo Lighting Corp.                                             71,400     668,101       0.0%
#*  Enshu, Ltd.                                                    301,000     423,397       0.0%
    EPCO Co., Ltd.                                                  29,500     364,725       0.0%
    ERI Holdings Co., Ltd.                                           1,500      15,858       0.0%
#*  Escrow Agent Japan Co., Ltd.                                   149,600     586,106       0.0%
#   F&M Co., Ltd.                                                   40,500     428,642       0.0%
#*  FDK Corp.                                                      589,000   1,107,137       0.0%
#   Freund Corp.                                                    75,300     766,392       0.0%
    Fudo Tetra Corp.                                             1,193,300   2,035,960       0.1%
#   Fuji Corp.                                                     433,900   7,787,361       0.2%
    Fuji Die Co., Ltd.                                              59,400     538,136       0.0%
    Fujikura, Ltd.                                                 842,400   5,756,153       0.1%
    Fujimak Corp.                                                    6,300     138,606       0.0%
#   Fujisash Co., Ltd.                                             620,800     560,792       0.0%
    Fujitec Co., Ltd.                                              412,900   5,734,074       0.1%
    Fukuda Corp.                                                    77,200   4,841,626       0.1%
    Fukushima Industries Corp.                                      81,300   3,769,902       0.1%
    Fukuvi Chemical Industry Co., Ltd.                              10,600      73,966       0.0%
    Fukuyama Transporting Co., Ltd.                                195,280   8,148,709       0.2%
#   FULLCAST Holdings Co., Ltd.                                    135,300   2,924,638       0.1%
    Funai Soken Holdings, Inc.                                     238,690   5,587,225       0.1%
    Furukawa Co., Ltd.                                             228,600   4,598,158       0.1%
    Furusato Industries, Ltd.                                       65,100   1,095,159       0.0%
    Futaba Corp.                                                   242,100   5,016,792       0.1%
    Gecoss Corp.                                                    96,400     969,184       0.0%
#   Giken, Ltd.                                                     87,600   2,033,459       0.1%
    Glory, Ltd.                                                    193,500   6,653,732       0.2%
    GS Yuasa Corp.                                               2,274,000  12,240,868       0.3%
    Hamakyorex Co., Ltd.                                           110,000   3,834,224       0.1%
    Hanwa Co., Ltd.                                                244,200  10,669,600       0.3%
    Hashimoto Sogyo Holdings Co., Ltd.                               2,000      32,904       0.0%
    Hazama Ando Corp.                                            1,189,100   9,554,306       0.2%
#   Helios Techno Holdings Co., Ltd.                                33,800     282,556       0.0%
    Hibiya Engineering, Ltd.                                       144,700   2,808,718       0.1%
    Hirakawa Hewtech Corp.                                          75,600   1,014,807       0.0%
#   Hirano Tecseed Co., Ltd.                                        75,900   1,603,260       0.0%
#   Hirata Corp.                                                    56,200   5,306,128       0.1%
    Hisaka Works, Ltd.                                             157,600   1,676,645       0.0%
    Hitachi Zosen Corp.                                          1,232,179   6,689,016       0.2%
#   Hito Communications, Inc.                                       50,000     944,589       0.0%
    Hoden Seimitsu Kako Kenkyusho Co., Ltd.                         30,400     491,579       0.0%
    Hokuetsu Industries Co., Ltd.                                  139,900   1,514,601       0.0%
#   Hokuriku Electrical Construction Co., Ltd.                      73,600     815,505       0.0%
    Hosokawa Micron Corp.                                           49,100   3,260,942       0.1%
#   Howa Machinery, Ltd.                                            83,400     840,323       0.0%
#   HyAS&Co, Inc.                                                   30,100     150,602       0.0%
    Ichikawa Co., Ltd.                                               5,000      16,953       0.0%
#   Ichiken Co., Ltd.                                               33,900     756,253       0.0%
    Ichinen Holdings Co., Ltd.                                     131,100   1,763,169       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
#   Idec Corp.                                                   203,100 $ 4,661,059       0.1%
    Ihara Science Corp.                                           47,400   1,246,613       0.0%
    Iino Kaiun Kaisha, Ltd.                                      664,400   3,305,638       0.1%
    Inaba Denki Sangyo Co., Ltd.                                 166,600   7,145,566       0.2%
#   Inaba Seisakusho Co., Ltd.                                    64,400     834,914       0.0%
    Inabata & Co., Ltd.                                          283,200   4,346,983       0.1%
#   Insource Co., Ltd.                                            33,200     672,452       0.0%
    Interworks, Inc.                                               8,400      78,555       0.0%
#   Inui Global Logistics Co., Ltd.                              147,680   1,130,439       0.0%
    IR Japan Holdings, Ltd.                                       27,100     610,925       0.0%
    Iseki & Co., Ltd.                                            126,900   2,447,078       0.1%
#   Ishii Iron Works Co., Ltd.                                    11,000     197,660       0.0%
#   Isolite Insulating Products Co., Ltd.                         67,700     550,342       0.0%
    Itoki Corp.                                                  257,700   1,726,813       0.0%
    Iwaki Co., Ltd.                                               18,800     634,905       0.0%
#   Iwasaki Electric Co., Ltd.                                    37,200     567,755       0.0%
    Iwatani Corp.                                                248,300   9,166,498       0.2%
    JAC Recruitment Co., Ltd.                                    102,800   2,086,679       0.1%
#   Jalux, Inc.                                                   45,800   1,315,516       0.0%
#   Jamco Corp.                                                   68,400   1,573,903       0.0%
    Japan Asia Group, Ltd.                                       138,100     691,966       0.0%
    Japan Foundation Engineering Co., Ltd.                       165,900     611,207       0.0%
    Japan Pulp & Paper Co., Ltd.                                  66,600   2,767,497       0.1%
    Japan Steel Works, Ltd. (The)                                410,300  13,439,428       0.3%
    Japan Transcity Corp.                                        242,000   1,120,995       0.0%
    JK Holdings Co., Ltd.                                        104,640     898,660       0.0%
    Juki Corp.                                                   204,500   2,963,594       0.1%
    Kamei Corp.                                                  139,700   1,938,108       0.1%
    Kanaden Corp.                                                124,200   1,534,580       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                 42,000   1,419,535       0.0%
    Kanamoto Co., Ltd.                                           205,100   7,008,292       0.2%
    Kandenko Co., Ltd.                                           611,700   7,244,378       0.2%
    Kanematsu Corp.                                              529,825   8,092,319       0.2%
#   Katakura Industries Co., Ltd.                                161,500   2,050,109       0.1%
    Kato Works Co., Ltd.                                          62,800   1,470,281       0.0%
    KAWADA TECHNOLOGIES, Inc.                                     48,400   2,805,905       0.1%
    Kawagishi Bridge Works Co., Ltd.                              11,200     466,714       0.0%
    Kawanishi Warehouse Co., Ltd.                                  1,700      31,744       0.0%
    Kawasaki Kinkai Kisen Kaisha, Ltd.                             9,599     348,132       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                                  531,800  12,297,994       0.3%
    Keihin Co., Ltd.                                              24,900     376,415       0.0%
    KFC, Ltd.                                                      5,000      98,650       0.0%
#*  KI Holdings Co., Ltd.                                        109,000     515,047       0.0%
    Kimura Chemical Plants Co., Ltd.                             115,200     521,860       0.0%
    Kimura Unity Co., Ltd.                                         8,800      93,098       0.0%
    King Jim Co., Ltd.                                            97,300     955,795       0.0%
#*  Kinki Sharyo Co., Ltd. (The)                                  24,999     585,400       0.0%
    Kintetsu World Express, Inc.                                 257,900   4,798,087       0.1%
    Kitagawa Iron Works Co., Ltd.                                 57,300   1,460,416       0.0%
    Kitano Construction Corp.                                    305,000   1,110,490       0.0%
    Kito Corp.                                                   132,600   2,551,036       0.1%
    Kitz Corp.                                                   623,900   5,216,181       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Kobayashi Metals, Ltd.                                           7,900 $    25,541       0.0%
#*  Kobe Electric Railway Co., Ltd.                                 25,899     942,366       0.0%
#   Kobelco Eco-Solutions Co., Ltd.                                 21,399     375,465       0.0%
    Koike Sanso Kogyo Co., Ltd.                                     14,500     398,384       0.0%
#   Kokusai Co., Ltd.                                               51,600     461,396       0.0%
    Kokuyo Co., Ltd.                                               558,125  10,080,496       0.2%
    KOMAIHALTEC, Inc.                                               25,700     583,117       0.0%
    Komatsu Wall Industry Co., Ltd.                                 49,100   1,071,127       0.0%
    Komori Corp.                                                   388,800   4,944,622       0.1%
    Kondotec, Inc.                                                 131,000   1,107,711       0.0%
    Konoike Transport Co., Ltd.                                    174,100   3,044,156       0.1%
#   Kosaido Co., Ltd.                                              231,200   1,104,771       0.0%
    KRS Corp.                                                       41,500   1,057,849       0.0%
    Kumagai Gumi Co., Ltd.                                         244,600   8,323,347       0.2%
    Kyodo Printing Co., Ltd.                                        50,600   1,547,180       0.0%
#   Kyokuto Boeki Kaisha, Ltd.                                     205,000     931,172       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                               207,000   3,273,072       0.1%
    Kyoritsu Printing Co., Ltd.                                    195,100     660,682       0.0%
    Kyowa Exeo Corp.                                               120,300   3,128,417       0.1%
#   Like Co., Ltd.                                                  63,100   1,126,224       0.0%
#   Link And Motivation, Inc.                                      230,400   2,335,723       0.1%
    Lonseal Corp.                                                   13,900     292,162       0.0%
    Luckland Co., Ltd.                                              24,100     571,816       0.0%
    Maeda Corp.                                                    885,600  10,929,941       0.3%
    Maeda Kosen Co., Ltd.                                          134,400   2,040,931       0.1%
    Maeda Road Construction Co., Ltd.                              420,000   9,062,555       0.2%
    Maezawa Industries, Inc.                                        25,300     105,528       0.0%
#   Maezawa Kasei Industries Co., Ltd.                              79,400     873,962       0.0%
    Maezawa Kyuso Industries Co., Ltd.                              65,700   1,152,319       0.0%
    Makino Milling Machine Co., Ltd.                               692,000   6,530,636       0.2%
    Marubeni Construction Material Lease Co., Ltd.                  50,000     107,224       0.0%
    Marufuji Sheet Piling Co., Ltd.                                 11,800     313,219       0.0%
    Maruka Machinery Co., Ltd.                                      40,600     766,939       0.0%
#   Marumae Co., Ltd.                                               40,300     624,356       0.0%
#   Maruwa Unyu Kikan Co., Ltd.                                     75,400   2,195,103       0.1%
    Maruyama Manufacturing Co., Inc.                                27,900     484,664       0.0%
    Maruzen Co., Ltd.                                               64,000   1,509,128       0.0%
    Maruzen Showa Unyu Co., Ltd.                                   363,000   1,715,950       0.0%
    Matching Service Japan Co., Ltd.                                 4,200     253,068       0.0%
    Matsuda Sangyo Co., Ltd.                                       102,182   1,720,253       0.0%
    Matsui Construction Co., Ltd.                                  135,300   1,074,483       0.0%
    Max Co., Ltd.                                                  206,800   2,689,593       0.1%
    Meidensha Corp.                                              1,318,050   5,186,810       0.1%
    Meiji Electric Industries Co., Ltd.                             48,200     791,592       0.0%
    Meiji Shipping Co., Ltd.                                       111,000     434,980       0.0%
    Meisei Industrial Co., Ltd.                                    251,000   1,874,766       0.1%
    Meitec Corp.                                                   167,100   9,162,503       0.2%
    Meiwa Corp.                                                    173,800     839,517       0.0%
#   Mesco, Inc.                                                     29,800     363,107       0.0%
    METAWATER Co., Ltd.                                             57,700   1,698,997       0.0%
#   Mie Kotsu Group Holdings, Inc.                                 336,600   1,600,030       0.0%
    Mirait Holdings Corp.                                          386,685   6,132,594       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Mitani Corp.                                                    73,300 $ 3,479,274       0.1%
    Mitani Sangyo Co., Ltd.                                         35,600     148,296       0.0%
#   Mitsubishi Kakoki Kaisha, Ltd.                                  37,900     789,169       0.0%
    Mitsubishi Logisnext Co., Ltd.                                 212,200   1,828,616       0.1%
#   Mitsubishi Logistics Corp.                                     284,100   6,552,796       0.2%
    Mitsubishi Pencil Co., Ltd.                                    251,300   4,993,947       0.1%
    Mitsuboshi Belting, Ltd.                                       319,000   3,638,632       0.1%
*   Mitsui E&S Holdings Co., Ltd.                                  529,100   9,067,502       0.2%
    Mitsui Matsushima Co., Ltd.                                     72,100   1,032,663       0.0%
*   Mitsui-Soko Holdings Co., Ltd.                                 735,000   2,382,339       0.1%
#   Mitsumura Printing Co., Ltd.                                     9,300     209,250       0.0%
    Miyaji Engineering Group, Inc.                                  38,518     752,214       0.0%
#   Mori-Gumi Co., Ltd.                                             69,500     382,203       0.0%
    Morita Holdings Corp.                                          201,300   3,947,807       0.1%
#   Musashi Co., Ltd.                                                5,000     103,163       0.0%
    NAC Co., Ltd.                                                   77,300     644,699       0.0%
    Nachi-Fujikoshi Corp.                                        1,262,000   6,543,480       0.2%
#   Nadex Co., Ltd.                                                 36,300     407,815       0.0%
    Nagase & Co., Ltd.                                             623,200  10,642,476       0.3%
    Naigai Trans Line, Ltd.                                         39,800     665,773       0.0%
    Nakabayashi Co., Ltd.                                          126,600     731,526       0.0%
    Nakakita Seisakusho Co., Ltd.                                    3,700     124,976       0.0%
    Nakamoto Packs Co., Ltd.                                        32,000     549,637       0.0%
#*  Nakamura Choukou Co., Ltd.                                      25,000   1,226,419       0.0%
    Nakanishi Manufacturing Co., Ltd.                                5,700      78,257       0.0%
    Nakano Corp.                                                    98,800     562,092       0.0%
#   Namura Shipbuilding Co., Ltd.                                  377,028   2,337,107       0.1%
    Narasaki Sangyo Co., Ltd.                                      127,000     493,017       0.0%
    NDS Co., Ltd.                                                   33,600   1,336,855       0.0%
    Nichias Corp.                                                  800,000  10,133,152       0.2%
    Nichiban Co., Ltd.                                              78,100   2,495,742       0.1%
    Nichiden Corp.                                                  89,600   1,777,428       0.1%
    Nichiha Corp.                                                  189,280   7,504,572       0.2%
    Nichireki Co., Ltd.                                            162,100   1,779,480       0.1%
#   Nihon Dengi Co., Ltd.                                           29,100     722,500       0.0%
    Nihon Flush Co., Ltd.                                           61,200   1,510,327       0.0%
    Nikkato Corp.                                                   54,700     521,267       0.0%
    Nikko Co., Ltd.                                                 36,700     822,557       0.0%
    Nikkon Holdings Co., Ltd.                                      392,500  10,443,629       0.2%
    Nippi, Inc.                                                     11,500     473,599       0.0%
    Nippo Corp.                                                    173,400   3,976,912       0.1%
    Nippon Air Conditioning Services Co., Ltd.                     188,100   1,332,570       0.0%
    Nippon Aqua Co., Ltd.                                          108,500     436,347       0.0%
    Nippon Concept Corp.                                            32,900     443,741       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                                221,900   4,554,418       0.1%
    Nippon Dry-Chemical Co., Ltd.                                      900      20,433       0.0%
#   Nippon Filcon Co., Ltd.                                         80,500     462,744       0.0%
    Nippon Hume Corp.                                              140,000   1,066,973       0.0%
    Nippon Kanzai Co., Ltd.                                        106,900   2,036,489       0.1%
    Nippon Koei Co., Ltd.                                           87,900   2,576,809       0.1%
    Nippon Parking Development Co., Ltd.                         1,350,900   2,265,867       0.1%
    Nippon Rietec Co., Ltd.                                          8,300     108,217       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Nippon Road Co., Ltd. (The)                                   46,100 $ 2,299,023       0.1%
#   Nippon Seisen Co., Ltd.                                       21,800     953,966       0.0%
#*  Nippon Sharyo, Ltd.                                          452,000   1,216,332       0.0%
#*  Nippon Sheet Glass Co., Ltd.                                 632,100   5,160,123       0.1%
    Nippon Steel & Sumikin Bussan Corp.                           97,360   5,340,500       0.1%
    Nippon Thompson Co., Ltd.                                    398,800   2,936,403       0.1%
    Nippon Tungsten Co., Ltd.                                      6,699     167,658       0.0%
    Nishi-Nippon Railroad Co., Ltd.                              441,200  12,251,255       0.3%
    Nishimatsu Construction Co., Ltd.                            358,800   9,863,047       0.2%
    Nishio Rent All Co., Ltd.                                    121,200   3,598,436       0.1%
#   Nissei ASB Machine Co., Ltd.                                  52,300   3,235,446       0.1%
    Nissei Corp.                                                  38,900     468,549       0.0%
    Nissei Plastic Industrial Co., Ltd.                          175,800   2,268,949       0.1%
    Nisshinbo Holdings, Inc.                                     980,380  13,815,979       0.3%
    Nissin Corp.                                                 103,900   2,693,203       0.1%
    Nissin Electric Co., Ltd.                                    404,400   4,054,556       0.1%
    Nitta Corp.                                                  134,200   5,101,940       0.1%
    Nitto Boseki Co., Ltd.                                       197,900   4,274,341       0.1%
    Nitto Kogyo Corp.                                            190,100   3,263,334       0.1%
    Nitto Kohki Co., Ltd.                                         70,200   1,845,059       0.1%
    Nitto Seiko Co., Ltd.                                        207,300   1,485,738       0.0%
    Nittoc Construction Co., Ltd.                                173,600     998,116       0.0%
    Nittoku Engineering Co., Ltd.                                 97,000   3,350,608       0.1%
    NJS Co., Ltd.                                                 39,300     581,600       0.0%
#   nms Holdings Co.                                              69,000     522,023       0.0%
    Noda Corp.                                                   145,800   1,576,865       0.0%
    Nomura Co., Ltd.                                             271,700   5,458,471       0.1%
    Noritake Co., Ltd.                                            75,800   3,234,202       0.1%
    Noritz Corp.                                                 195,000   3,553,013       0.1%
    NS Tool Co., Ltd.                                             48,000   1,307,341       0.0%
    NS United Kaiun Kaisha, Ltd.                                  70,100   1,455,056       0.0%
    NTN Corp.                                                    996,900   4,384,828       0.1%
    Obara Group, Inc.                                             79,200   4,679,659       0.1%
    Ochi Holdings Co., Ltd.                                        4,700      63,390       0.0%
    Odelic Co., Ltd.                                              24,700   1,003,883       0.0%
#   Ohba Co., Ltd.                                                88,400     513,756       0.0%
    Ohmoto Gumi Co., Ltd.                                          4,100     196,422       0.0%
    Oiles Corp.                                                  143,150   3,093,589       0.1%
    Okabe Co., Ltd.                                              248,200   2,357,945       0.1%
#   Okada Aiyon Corp.                                             32,200     458,425       0.0%
#   Okamoto Machine Tool Works, Ltd.                              25,399     837,521       0.0%
    Okamura Corp.                                                485,000   6,548,291       0.2%
#   OKK Corp.                                                     49,500     512,208       0.0%
    OKUMA Corp.                                                  169,800   9,699,098       0.2%
    Okumura Corp.                                                213,480   8,837,825       0.2%
    Onoken Co., Ltd.                                             108,500   1,904,684       0.1%
    Organo Corp.                                                  48,300   1,508,810       0.0%
    Origin Electric Co., Ltd.                                     34,600     564,666       0.0%
    OSG Corp.                                                    450,600   9,973,701       0.2%
    OSJB Holdings Corp.                                          873,300   2,558,964       0.1%
    Outsourcing, Inc.                                            542,500   9,095,232       0.2%
    Oyo Corp.                                                    147,700   2,118,033       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
#   Paraca, Inc.                                                    34,500 $   769,190       0.0%
    Parker Corp.                                                    34,000     187,213       0.0%
#*  Pasco Corp.                                                    137,000     404,459       0.0%
#   Pasona Group, Inc.                                             115,100   1,910,945       0.1%
#   Pegasus Sewing Machine Manufacturing Co., Ltd.                 140,500     983,990       0.0%
    Penta-Ocean Construction Co., Ltd.                           1,921,500  15,142,998       0.4%
#*  Phil Co., Inc.                                                   8,300     460,161       0.0%
    Pilot Corp.                                                    221,600  12,097,686       0.3%
    Prestige International, Inc.                                   318,900   3,663,378       0.1%
#   Pronexus, Inc.                                                 125,000   1,615,758       0.0%
    PS Mitsubishi Construction Co., Ltd.                           216,100   1,424,479       0.0%
    Punch Industry Co., Ltd.                                       116,000   1,250,343       0.0%
    Quick Co., Ltd.                                                 67,700   1,111,012       0.0%
    Raito Kogyo Co., Ltd.                                          333,100   3,619,563       0.1%
    Rasa Corp.                                                      56,800     477,381       0.0%
#*  Refinverse, Inc.                                                 6,800     176,120       0.0%
    Relia, Inc.                                                    256,400   3,259,784       0.1%
    Rheon Automatic Machinery Co., Ltd.                            114,800   2,112,865       0.1%
    Rix Corp.                                                       16,300     308,491       0.0%
    Ryobi, Ltd.                                                    183,640   4,691,729       0.1%
#   S LINE Co., Ltd.                                                22,500     253,424       0.0%
#   S-Pool, Inc.                                                    29,800     398,971       0.0%
#   Sakai Heavy Industries, Ltd.                                    26,800   1,135,936       0.0%
    Sakai Moving Service Co., Ltd.                                  71,600   3,869,297       0.1%
*   Sanix, Inc.                                                    173,800     429,609       0.0%
    Sanki Engineering Co., Ltd.                                    298,200   3,319,565       0.1%
    Sanko Gosei, Ltd.                                              113,400     575,913       0.0%
#   Sanko Metal Industrial Co., Ltd.                                14,300     462,443       0.0%
    Sankyo Tateyama, Inc.                                          175,200   2,599,165       0.1%
    Sankyu, Inc.                                                    27,900   1,355,980       0.0%
#   Sanoyas Holdings Corp.                                         159,500     385,942       0.0%
    Sansei Technologies, Inc.                                       66,000     850,333       0.0%
#   Sansha Electric Manufacturing Co., Ltd.                         68,900     895,780       0.0%
    Sanyo Denki Co., Ltd.                                           59,700   5,151,877       0.1%
    Sanyo Engineering & Construction, Inc.                          72,700     526,229       0.0%
    Sanyo Industries, Ltd.                                           9,900     189,831       0.0%
    Sanyo Trading Co., Ltd.                                         81,700   1,604,877       0.0%
    Sata Construction Co., Ltd.                                     88,499     389,069       0.0%
    Sato Holdings Corp.                                            161,100   4,519,708       0.1%
    Sato Shoji Corp.                                                88,200     992,583       0.0%
    Sawafuji Electric Co., Ltd.                                      6,200     114,154       0.0%
    SBS Holdings, Inc.                                             134,300   1,671,694       0.0%
    SEC Carbon, Ltd.                                                11,700     706,023       0.0%
#   Secom Joshinetsu Co., Ltd.                                      32,000   1,077,517       0.0%
    Seibu Electric & Machinery Co., Ltd.                             2,800      30,278       0.0%
    Seibu Electric Industry Co., Ltd.                               24,400     639,010       0.0%
#   Seika Corp.                                                     68,600   1,736,712       0.1%
    Seikitokyu Kogyo Co., Ltd.                                     203,400   1,307,590       0.0%
    Sekisui Jushi Corp.                                            204,200   4,446,259       0.1%
    Senko Group Holdings Co., Ltd.                                 745,500   5,729,011       0.1%
#   Senshu Electric Co., Ltd.                                       53,700   1,588,847       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                             62,300   1,055,959       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Shibuya Corp.                                                  108,000 $3,682,654       0.1%
    Shima Seiki Manufacturing, Ltd.                                 37,400  2,370,838       0.1%
    Shin Nippon Air Technologies Co., Ltd.                          90,680  1,342,342       0.0%
#   Shin-Keisei Electric Railway Co., Ltd.                          39,999    820,945       0.0%
#   Shinmaywa Industries, Ltd.                                     522,700  5,858,154       0.1%
    Shinnihon Corp.                                                185,000  2,052,194       0.1%
    Shinsho Corp.                                                   35,500  1,135,947       0.0%
    Shinwa Co., Ltd.                                                61,500  1,441,347       0.0%
*   Shoko Co., Ltd.                                                444,000    452,376       0.0%
    Showa Aircraft Industry Co., Ltd.                               48,937    584,296       0.0%
    SIGMAXYZ, Inc.                                                  65,000  1,120,402       0.0%
#   Sinfonia Technology Co., Ltd.                                  806,000  2,844,681       0.1%
    Sinko Industries, Ltd.                                         123,800  2,006,376       0.1%
    Sintokogio, Ltd.                                               301,000  3,206,909       0.1%
    Soda Nikka Co., Ltd.                                           115,500    771,961       0.0%
#   Sodick Co., Ltd.                                               304,000  3,741,602       0.1%
    Space Co., Ltd.                                                 94,562  1,293,821       0.0%
#   Srg Takamiya Co., Ltd.                                         127,200    784,618       0.0%
#   Star Micronics Co., Ltd.                                       214,600  3,839,569       0.1%
#   Subaru Enterprise Co., Ltd.                                      8,500    545,491       0.0%
    Sugimoto & Co., Ltd.                                            64,800  1,227,396       0.0%
#   Sumiseki Holdings, Inc.                                        379,600    576,352       0.0%
    Sumitomo Densetsu Co., Ltd.                                    120,900  2,565,440       0.1%
    Sumitomo Mitsui Construction Co., Ltd.                       1,144,540  7,010,963       0.2%
    Sumitomo Precision Products Co., Ltd.                          221,000    772,124       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                             801,000  5,480,068       0.1%
    SWCC Showa Holdings Co., Ltd.                                  156,200  1,345,171       0.0%
#   Tacmina Corp.                                                   14,200    218,794       0.0%
    Tadano, Ltd.                                                   534,100  8,219,283       0.2%
    Taihei Dengyo Kaisha, Ltd.                                     111,500  2,879,466       0.1%
    Taiheiyo Kouhatsu, Inc.                                         44,200    420,412       0.0%
    Taikisha, Ltd.                                                 165,400  5,767,991       0.1%
    Taisei Oncho Co., Ltd.                                          11,300    220,641       0.0%
    Takadakiko Co., Ltd.                                             7,500    239,571       0.0%
*   Takagi Seiko Corp.                                              10,800    340,888       0.0%
    Takamatsu Construction Group Co., Ltd.                          90,700  2,447,458       0.1%
    Takamatsu Machinery Co., Ltd.                                   21,600    227,060       0.0%
    Takano Co., Ltd.                                                57,200    499,871       0.0%
#   Takaoka Toko Co., Ltd.                                          76,820  1,308,672       0.0%
#   Takara Printing Co., Ltd.                                       52,755    976,432       0.0%
    Takara Standard Co., Ltd.                                      252,000  4,282,399       0.1%
    Takasago Thermal Engineering Co., Ltd.                         326,000  6,180,463       0.2%
    Takashima & Co., Ltd.                                           26,600    532,486       0.0%
    Takeei Corp.                                                   148,100  1,807,323       0.1%
    Takeuchi Manufacturing Co., Ltd.                               245,900  5,616,140       0.1%
    Takigami Steel Construction Co., Ltd. (The)                      5,300    275,317       0.0%
#   Takisawa Machine Tool Co., Ltd.                                 40,300    710,633       0.0%
    Takuma Co., Ltd.                                               501,700  5,497,001       0.1%
#   Tanabe Engineering Corp.                                        39,500    359,215       0.0%
    Tanabe Management Consulting Co., Ltd.                           5,100    103,431       0.0%
    Tanseisha Co., Ltd.                                            223,349  2,646,454       0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.                      290,800  1,795,414       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    TECHNO ASSOCIE Co., Ltd.                                        56,800 $   640,902       0.0%
    Techno Ryowa, Ltd.                                              71,390     560,113       0.0%
#   Techno Smart Corp.                                              51,800     559,182       0.0%
    TechnoPro Holdings, Inc.                                       241,800  14,068,468       0.3%
    Teikoku Electric Manufacturing Co., Ltd.                       127,200   1,893,514       0.1%
    Teikoku Sen-I Co., Ltd.                                        125,100   2,606,314       0.1%
    Tekken Corp.                                                    76,400   2,290,471       0.1%
#   Tenox Corp.                                                     22,500     202,581       0.0%
    Teraoka Seisakusho Co., Ltd.                                    78,800     507,095       0.0%
    Terasaki Electric Co., Ltd.                                     23,500     322,229       0.0%
    Toa Corp.                                                       94,600   2,411,889       0.1%
    TOA ROAD Corp.                                                  26,600     949,803       0.0%
#   Toba, Inc.                                                       7,700     211,513       0.0%
#   Tobishima Corp.                                              1,233,500   1,977,957       0.1%
    Tocalo Co., Ltd.                                               382,000   4,740,104       0.1%
    Toda Corp.                                                   1,073,000   8,847,610       0.2%
    Toenec Corp.                                                    53,200   1,661,888       0.0%
#   Togami Electric Manufacturing Co., Ltd.                         17,800     366,660       0.0%
    TOKAI Holdings Corp.                                           579,700   5,872,280       0.1%
    Tokai Lease Co., Ltd.                                           19,300     377,045       0.0%
    Tokyo Energy & Systems, Inc.                                   148,800   1,755,631       0.1%
#   Tokyo Keiki, Inc.                                               84,199     910,989       0.0%
    Tokyo Sangyo Co., Ltd.                                         125,800     641,503       0.0%
    Tokyu Construction Co., Ltd.                                   546,300   5,834,311       0.1%
    Toli Corp.                                                     320,900   1,141,844       0.0%
    Tomoe Corp.                                                    176,000     969,012       0.0%
#   Tomoe Engineering Co., Ltd.                                     48,900     950,925       0.0%
    Tonami Holdings Co., Ltd.                                       39,700   2,496,141       0.1%
    Toppan Forms Co., Ltd.                                         313,900   3,506,321       0.1%
    Torishima Pump Manufacturing Co., Ltd.                         128,600   1,204,748       0.0%
    Toshiba Machine Co., Ltd.                                      740,000   4,901,751       0.1%
    Toshiba Plant Systems & Services Corp.                         291,850   6,090,579       0.1%
#   Tosho Printing Co., Ltd.                                       151,199   1,346,732       0.0%
#   Totech Corp.                                                    48,400   1,161,340       0.0%
    Totetsu Kogyo Co., Ltd.                                        161,700   4,829,845       0.1%
    Totoku Electric Co., Ltd.                                       18,100     515,902       0.0%
    Toyo Construction Co., Ltd.                                    531,300   2,540,873       0.1%
#   Toyo Denki Seizo K.K.                                           52,100     876,314       0.0%
#*  Toyo Engineering Corp.                                         200,679   2,087,814       0.1%
    Toyo Logistics Co., Ltd.                                        69,600     234,675       0.0%
    Toyo Machinery & Metal Co., Ltd.                               107,700     784,684       0.0%
    Toyo Tanso Co., Ltd.                                            77,400   2,276,111       0.1%
#   Toyo Wharf & Warehouse Co., Ltd.                                41,300     649,293       0.0%
    Trancom Co., Ltd.                                               51,600   3,907,056       0.1%
    Trinity Industrial Corp.                                        36,000     330,887       0.0%
    Trusco Nakayama Corp.                                          335,300   8,802,802       0.2%
    Trust Tech, Inc.                                                55,500   1,769,489       0.1%
    Tsubaki Nakashima Co., Ltd.                                    279,900   6,590,920       0.2%
    Tsubakimoto Chain Co.                                          818,700   7,094,317       0.2%
    Tsubakimoto Kogyo Co., Ltd.                                     27,800     870,482       0.0%
#*  Tsudakoma Corp.                                                320,000     702,159       0.0%
    Tsugami Corp.                                                  375,000   4,514,153       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                 SHARES     VALUE++     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Industrials -- (Continued)
    Tsukishima Kikai Co., Ltd.                                   185,600 $    2,608,893       0.1%
    Tsurumi Manufacturing Co., Ltd.                              120,800      2,346,950       0.1%
    TTK Co., Ltd.                                                 81,000        466,353       0.0%
    Uchida Yoko Co., Ltd.                                         59,400      1,656,034       0.0%
    Ueki Corp.                                                    34,800        839,322       0.0%
    Union Tool Co.                                                56,400      1,972,783       0.1%
    Ushio, Inc.                                                  746,200     10,518,755       0.2%
*   UT Group Co., Ltd.                                           170,100      4,675,010       0.1%
    Utoc Corp.                                                   102,200        439,372       0.0%
    Wakachiku Construction Co., Ltd.                             105,200      1,664,069       0.0%
    Wakita & Co., Ltd.                                           269,200      2,844,362       0.1%
    WDB Holdings Co., Ltd.                                        55,300      1,746,348       0.1%
    Weathernews, Inc.                                             41,500      1,310,268       0.0%
#   Will Group, Inc.                                              76,900        933,295       0.0%
    World Holdings Co., Ltd.                                      48,200      1,744,342       0.1%
    Yahagi Construction Co., Ltd.                                175,600      1,336,933       0.0%
    YAMABIKO Corp.                                               250,928      3,584,183       0.1%
    YAMADA Consulting Group Co., Ltd.                             68,900      1,946,767       0.1%
#   Yamashin-Filter Corp.                                        222,200      2,425,208       0.1%
    Yamato Corp.                                                 104,900        712,588       0.0%
    Yamaura Corp.                                                 53,300        437,283       0.0%
    Yamazen Corp.                                                381,800      3,858,947       0.1%
#   Yasuda Logistics Corp.                                       113,600      1,034,281       0.0%
#   Yokogawa Bridge Holdings Corp.                               214,100      4,662,368       0.1%
    Yondenko Corp.                                                28,060        683,036       0.0%
    Yuasa Trading Co., Ltd.                                      108,500      3,467,991       0.1%
    Yuken Kogyo Co., Ltd.                                         21,900        602,997       0.0%
#   Yumeshin Holdings Co., Ltd.                                  290,100      3,127,418       0.1%
    Yurtec Corp.                                                 267,200      2,335,779       0.1%
    Zaoh Co., Ltd.                                                18,100        281,710       0.0%
    Zenitaka Corp. (The)                                          19,000        944,318       0.0%
    Zuiko Corp.                                                   26,600        916,348       0.0%
                                                                         --------------      ----
Total Industrials                                                         1,265,809,256      28.5%
                                                                         --------------      ----
Information Technology -- (12.9%)
    A&D Co., Ltd.                                                113,900        716,703       0.0%
#*  Access Co., Ltd.                                             232,200      2,299,146       0.1%
#   Ad-sol Nissin Corp.                                           38,100        460,328       0.0%
#   Adtec Plasma Technology Co., Ltd.                             35,800        607,960       0.0%
#   Aeria, Inc.                                                   82,600      1,143,056       0.0%
    AGS Corp.                                                     11,600         93,505       0.0%
    Ai Holdings Corp.                                            253,600      6,767,816       0.2%
    Aichi Tokei Denki Co., Ltd.                                   19,500        737,603       0.0%
    Aiphone Co., Ltd.                                             71,900      1,202,692       0.0%
#*  Akatsuki, Inc.                                                24,300      1,043,802       0.0%
#*  Allied Telesis Holdings KK                                   407,700        651,233       0.0%
    Alpha Systems, Inc.                                           49,760      1,032,416       0.0%
    Amano Corp.                                                  436,200     10,811,606       0.3%
    AOI Electronic Co., Ltd.                                      30,900      1,197,463       0.0%
#*  Apic Yamada Corp.                                             71,800        227,624       0.0%
    Argo Graphics, Inc.                                           55,800      1,810,808       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
*   Arisawa Manufacturing Co., Ltd.                                200,900 $ 1,911,908       0.1%
    ArtSpark Holdings, Inc.                                         44,300     393,780       0.0%
    Asahi Net, Inc.                                                117,800     555,181       0.0%
#   Ateam, Inc.                                                     75,900   1,577,682       0.0%
*   Atrae, Inc.                                                     24,600     704,085       0.0%
#   Aval Data Corp.                                                 20,700     478,668       0.0%
    Avant Corp.                                                      8,200      65,854       0.0%
#   Axell Corp.                                                     44,900     348,849       0.0%
    Azia Co., Ltd.                                                  11,600     153,666       0.0%
#*  Bengo4.com, Inc.                                                47,500     774,063       0.0%
#*  BrainPad, Inc.                                                  26,000     622,739       0.0%
#   Broadband Tower, Inc.                                          292,600     494,021       0.0%
#   Broadleaf Co., Ltd.                                            599,400   2,852,281       0.1%
    Business Brain Showa-Ota, Inc.                                   4,400     101,849       0.0%
    CAC Holdings Corp.                                              88,700     897,496       0.0%
    Canon Electronics, Inc.                                        135,400   3,149,384       0.1%
    Capcom Co., Ltd.                                               188,700   3,607,078       0.1%
    Capital Asset Planning, Inc.                                     1,300      63,671       0.0%
    CareerIndex, Inc.                                                4,500     108,218       0.0%
    CCS, Inc.                                                       10,800     446,051       0.0%
    CDS Co., Ltd.                                                   10,000     134,419       0.0%
    Chino Corp.                                                     42,700     633,430       0.0%
    Citizen Watch Co., Ltd.                                      1,505,500  11,217,204       0.3%
    CMK Corp.                                                      373,100   3,008,488       0.1%
#   COLOPL, Inc.                                                   351,100   2,651,528       0.1%
    Computer Engineering & Consulting, Ltd.                         85,500   2,621,892       0.1%
    Computer Institute of Japan, Ltd.                              109,800     747,944       0.0%
#   Comture Corp.                                                   69,400   2,285,002       0.1%
    CONEXIO Corp.                                                  109,800   2,436,364       0.1%
#   Core Corp.                                                      41,400     559,162       0.0%
#   Cresco, Ltd.                                                    34,400   1,179,177       0.0%
#   Cube System, Inc.                                               48,400     356,294       0.0%
#*  Cyberstep, Inc.                                                 27,000     596,476       0.0%
    Cybozu, Inc.                                                   151,500     759,144       0.0%
    Dai-ichi Seiko Co., Ltd.                                        55,600   1,090,200       0.0%
#   Daiko Denshi Tsushin, Ltd.                                      40,000     366,912       0.0%
    Daishinku Corp.                                                 47,299     563,790       0.0%
    Daitron Co., Ltd.                                               58,400   1,111,662       0.0%
    Daiwabo Holdings Co., Ltd.                                     121,000   5,489,591       0.1%
    Denki Kogyo Co., Ltd.                                           73,500   2,221,261       0.1%
    Densan System Co., Ltd.                                         38,600     736,072       0.0%
#   Designone Japan, Inc.                                           44,700     565,470       0.0%
    Dexerials Corp.                                                340,000   3,189,892       0.1%
#   Digital Arts, Inc.                                              70,700   2,785,107       0.1%
#   Digital Information Technologies Corp.                          60,000     648,499       0.0%
#   Dip Corp.                                                      217,100   5,264,072       0.1%
    DKK-Toa Corp.                                                   10,800     136,098       0.0%
    Double Standard, Inc.                                           14,000     434,047       0.0%
*   Drecom Co., Ltd.                                                70,900     866,829       0.0%
    DTS Corp.                                                      133,300   4,831,065       0.1%
#   E-Guardian, Inc.                                                62,700   1,918,399       0.1%
    Eizo Corp.                                                     113,500   5,305,866       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Elecom Co., Ltd.                                             113,300 $ 2,539,680       0.1%
    Elematec Corp.                                                54,371   1,211,672       0.0%
#*  Enigmo, Inc.                                                  73,800     905,533       0.0%
    Enomoto Co., Ltd.                                             26,600     393,009       0.0%
#   Enplas Corp.                                                  64,400   1,852,314       0.1%
    ESPEC Corp.                                                  128,600   3,025,004       0.1%
    Excel Co., Ltd.                                               44,000   1,127,395       0.0%
    F@N Communications, Inc.                                     303,400   1,906,219       0.1%
#   Faith, Inc.                                                   51,610     534,012       0.0%
#   Fenwal Controls of Japan, Ltd.                                20,600     302,693       0.0%
    Ferrotec Holdings Corp.                                      263,800   5,869,149       0.1%
#*  FFRI, Inc.                                                    25,800     936,787       0.0%
#*  FIRSTLOGIC, Inc.                                              26,800     210,965       0.0%
#   Fixstars Corp.                                               131,000   1,663,701       0.1%
#*  Flight Holdings, Inc.                                         60,400     443,029       0.0%
    Forval Corp.                                                  52,300     422,497       0.0%
#   FTGroup Co., Ltd.                                             74,000     651,994       0.0%
    Fuji Soft, Inc.                                              156,200   6,049,842       0.1%
    Fujitsu Frontech, Ltd.                                        77,900   1,150,693       0.0%
#   Fukui Computer Holdings, Inc.                                 46,600     912,688       0.0%
#*  Full Speed, Inc.                                              45,200     332,207       0.0%
    Furuno Electric Co., Ltd.                                    169,800   1,393,696       0.0%
    Future Corp.                                                 167,100   1,923,878       0.1%
    G Three Holdings Corp.                                        12,600      15,616       0.0%
#   Geomatec Co., Ltd.                                            29,900     290,348       0.0%
#   GL Sciences, Inc.                                             41,700     635,043       0.0%
#   GMO Cloud K.K.                                                26,700     589,566       0.0%
#   GMO internet, Inc.                                           482,300   8,837,764       0.2%
    Gree, Inc.                                                   750,300   4,145,642       0.1%
#*  Gunosy, Inc.                                                  80,500   1,190,790       0.0%
    Gurunavi, Inc.                                               190,500   2,600,117       0.1%
    Hagiwara Electric Holdings Co., Ltd.                          41,000   1,139,450       0.0%
    Hakuto Co., Ltd.                                              97,100   1,420,108       0.0%
#   Hearts United Group Co., Ltd.                                 92,400   1,462,970       0.0%
#   Hibino Corp.                                                  27,500     407,495       0.0%
    Hioki EE Corp.                                                63,300   2,414,749       0.1%
    Hochiki Corp.                                                129,700   2,606,803       0.1%
#   Hokuriku Electric Industry Co., Ltd.                          48,200     652,121       0.0%
    Honda Tsushin Kogyo Co., Ltd.                                108,400   1,095,775       0.0%
    Hosiden Corp.                                                400,600   4,776,040       0.1%
*   Hotto Link, Inc.                                              48,200     304,022       0.0%
    I-Net Corp.                                                   74,090   1,134,053       0.0%
    I-O Data Device, Inc.                                         47,600     492,037       0.0%
    Ibiden Co., Ltd.                                             633,978  10,469,488       0.2%
#   Icom, Inc.                                                    74,000   1,853,260       0.1%
#   Ikegami Tsushinki Co., Ltd.                                  385,000     599,578       0.0%
    Ines Corp.                                                   170,000   1,823,973       0.1%
    Infocom Corp.                                                 80,400   1,851,786       0.1%
#   Infomart Corp.                                               634,300   5,770,966       0.1%
    Information Development Co.                                   42,700     556,431       0.0%
    Information Services International-Dentsu, Ltd.               80,300   2,074,540       0.1%
#   Innotech Corp.                                               111,100   1,345,365       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Information Technology -- (Continued)
#   Intelligent Wave, Inc.                                          68,500 $  346,194       0.0%
#   Inter Action Corp.                                              61,000    673,756       0.0%
    Internet Initiative Japan, Inc.                                187,700  3,544,757       0.1%
    Iriso Electronics Co., Ltd.                                    128,700  8,152,439       0.2%
#   ISB Corp.                                                        9,300    137,146       0.0%
#*  Ishii Hyoki Co., Ltd.                                           31,000    310,521       0.0%
#   Istyle, Inc.                                                   312,300  4,157,716       0.1%
#*  ITbook Co., Ltd.                                                98,700    494,823       0.0%
#   ITmedia, Inc.                                                   20,400    133,360       0.0%
*   Itokuro, Inc.                                                   23,600  1,279,367       0.0%
    Iwatsu Electric Co., Ltd.                                       66,600    502,356       0.0%
    Japan Aviation Electronics Industry, Ltd.                      321,000  5,467,843       0.1%
    Japan Cash Machine Co., Ltd.                                   106,200  1,194,858       0.0%
#*  Japan Display, Inc.                                          2,472,700  3,267,611       0.1%
    Japan Electronic Materials Corp.                                33,500    254,629       0.0%
#   Japan Material Co., Ltd.                                       401,300  5,305,976       0.1%
#   Jastec Co., Ltd.                                                86,100    962,657       0.0%
#   JBCC Holdings, Inc.                                            102,600    988,687       0.0%
#*  JIG-SAW, Inc.                                                   22,600    764,922       0.0%
#   Justsystems Corp.                                              223,100  5,273,527       0.1%
    Kaga Electronics Co., Ltd.                                     116,600  2,883,613       0.1%
#   Kamakura Shinsho, Ltd.                                          22,500    775,709       0.0%
    Kanematsu Electronics, Ltd.                                     80,100  2,539,638       0.1%
    KEL Corp.                                                       27,900    320,132       0.0%
#   KLab, Inc.                                                     227,500  3,867,444       0.1%
    Koa Corp.                                                      195,900  4,273,643       0.1%
#   Kozo Keikaku Engineering, Inc.                                  19,600    456,149       0.0%
#   Kyoden Co., Ltd.                                               121,700    490,309       0.0%
    Kyosan Electric Manufacturing Co., Ltd.                        281,000  1,805,200       0.1%
    Kyowa Electronics Instruments Co., Ltd.                        144,400    574,299       0.0%
#   LAC Co., Ltd.                                                  101,400  1,194,098       0.0%
    Lasertec Corp.                                                 268,400  8,867,733       0.2%
#   m-up, Inc.                                                      36,000    493,241       0.0%
    Macnica Fuji Electronics Holdings, Inc.                        267,450  4,575,634       0.1%
#   Mamezou Holdings Co., Ltd.                                     115,200  1,355,535       0.0%
    MarkLines Co., Ltd.                                             68,600    957,924       0.0%
    Marubun Corp.                                                  106,900    957,371       0.0%
#   Maruwa Co., Ltd.                                                61,600  5,077,122       0.1%
#   Marvelous, Inc.                                                206,300  1,764,884       0.1%
    Maxell Holdings, Ltd.                                          299,500  5,905,872       0.1%
    MCJ Co., Ltd.                                                  233,800  3,102,518       0.1%
#   Media Do Holdings Co., Ltd.                                     42,900    757,299       0.0%
#*  Megachips Corp.                                                115,400  3,701,416       0.1%
    Meiko Electronics Co., Ltd.                                    133,000  2,245,430       0.1%
    Melco Holdings, Inc.                                            62,700  2,304,735       0.1%
#   Mimaki Engineering Co., Ltd.                                   113,700    892,384       0.0%
#   Mimasu Semiconductor Industry Co., Ltd.                        117,781  2,074,077       0.1%
    Miraial Co., Ltd.                                               45,200    630,841       0.0%
    Miroku Jyoho Service Co., Ltd.                                 117,900  3,356,462       0.1%
    Mitachi Co., Ltd.                                               17,900    182,130       0.0%
#   Mitsubishi Research Institute, Inc.                             46,900  1,645,206       0.1%
#   Mitsui High-Tec, Inc.                                          175,000  2,563,391       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Mobile Create Co., Ltd.                                       20,400 $    69,046       0.0%
#   Mobile Factory, Inc.                                          35,100     396,972       0.0%
#*  Morpho, Inc.                                                  30,400   1,030,907       0.0%
    MTI, Ltd.                                                    199,300   1,191,201       0.0%
#   Mutoh Holdings Co., Ltd.                                      14,600     328,141       0.0%
#*  Mynet, Inc.                                                   25,600     296,325       0.0%
    Nagano Keiki Co., Ltd.                                        86,100   1,024,337       0.0%
#   Naigai Tec Corp.                                              13,100     401,836       0.0%
    Nakayo, Inc.                                                  78,000   1,360,462       0.0%
    NEC Networks & System Integration Corp.                      152,500   3,990,070       0.1%
    NET One Systems Co., Ltd.                                    566,000   9,109,562       0.2%
#*  New Japan Radio Co., Ltd.                                     96,000     820,956       0.0%
    Nexyz Group Corp.                                             48,000     751,818       0.0%
    Nichicon Corp.                                               331,500   3,740,387       0.1%
#   Nihon Dempa Kogyo Co., Ltd.                                  106,600     668,075       0.0%
    Nihon Denkei Co., Ltd.                                        26,000     459,701       0.0%
    Nihon Unisys, Ltd.                                           497,075  10,316,778       0.2%
    Nippon Ceramic Co., Ltd.                                      62,200   1,650,945       0.1%
    Nippon Chemi-Con Corp.                                       103,700   2,400,505       0.1%
#   Nippon Computer Dynamics Co., Ltd.                            36,400     430,390       0.0%
#   Nippon Information Development Co., Ltd.                       4,200     138,058       0.0%
#   Nippon Kodoshi Corp.                                          54,900   1,537,880       0.0%
    Nippon Signal Co., Ltd.                                      360,300   3,419,524       0.1%
    Nippon Systemware Co., Ltd.                                   49,700   1,111,246       0.0%
    Nohmi Bosai, Ltd.                                            143,100   3,077,765       0.1%
#   Noritsu Koki Co., Ltd.                                       134,500   3,359,865       0.1%
    NS Solutions Corp.                                           167,700   4,855,153       0.1%
    NSD Co., Ltd.                                                239,180   4,986,702       0.1%
    Nuflare Technology, Inc.                                      29,800   1,967,865       0.1%
#*  Ohizumi Mfg. Co., Ltd.                                        35,200     283,198       0.0%
#   Okaya Electric Industries Co., Ltd.                           73,000     405,250       0.0%
    Oki Electric Industry Co., Ltd.                              590,700   7,969,766       0.2%
#   ONO Sokki Co., Ltd.                                           58,400     454,089       0.0%
#   Optex Group Co., Ltd.                                        201,200   6,043,348       0.1%
#*  Optim Corp.                                                   26,100     614,685       0.0%
    Osaki Electric Co., Ltd.                                     279,300   2,024,219       0.1%
#   Oval Corp.                                                    31,600      87,705       0.0%
    Paltek Corp.                                                  38,500     232,216       0.0%
    PCA Corp.                                                      2,500      39,864       0.0%
    Poletowin Pitcrew Holdings, Inc.                              93,100   1,594,126       0.0%
    Pro-Ship, Inc.                                                17,300     439,722       0.0%
#   Rakus Co., Ltd.                                               80,000   1,133,853       0.0%
#   RECOMM Co., Ltd.                                             352,100     836,801       0.0%
    Renesas Easton Co., Ltd.                                      95,800     602,919       0.0%
    Riken Keiki Co., Ltd.                                        114,300   2,573,183       0.1%
    Riso Kagaku Corp.                                            171,600   3,431,170       0.1%
    Roland DG Corp.                                               84,700   1,966,768       0.1%
#   Rorze Corp.                                                   68,500   1,539,415       0.0%
    RS Technologies Co., Ltd.                                     26,200   1,644,600       0.1%
    Ryoden Corp.                                                  98,000   1,643,452       0.0%
    Ryosan Co., Ltd.                                             188,800   7,025,712       0.2%
    Ryoyo Electro Corp.                                          140,200   2,321,367       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
#   Saison Information Systems Co., Ltd.                          22,800 $   368,565       0.0%
#   Sakura Internet, Inc.                                        131,500     942,683       0.0%
    Samco, Inc.                                                    3,600      41,303       0.0%
    Sanken Electric Co., Ltd.                                    805,000   5,152,056       0.1%
#   Sanshin Electronics Co., Ltd.                                151,900   3,086,515       0.1%
#   Satori Electric Co., Ltd.                                     85,880     868,213       0.0%
#   Saxa Holdings, Inc.                                           32,600     633,812       0.0%
#   Scala, Inc.                                                   98,200     729,517       0.0%
    Seikoh Giken Co., Ltd.                                        13,800     215,243       0.0%
    Shibaura Electronics Co., Ltd.                                49,000   2,335,114       0.1%
    Shibaura Mechatronics Corp.                                  230,000     918,332       0.0%
#*  SHIFT, Inc.                                                   46,200   2,134,233       0.1%
    Shindengen Electric Manufacturing Co., Ltd.                   54,300   3,406,632       0.1%
#*  Shinkawa, Ltd.                                               112,200   1,021,436       0.0%
    Shinko Electric Industries Co., Ltd.                         461,300   3,588,814       0.1%
    Shinko Shoji Co., Ltd.                                       139,300   2,421,312       0.1%
#   Shirai Electronics Industrial Co., Ltd.                       61,600     303,353       0.0%
#   Shizuki Electric Co., Inc.                                   127,400     882,743       0.0%
    Showa Shinku Co., Ltd.                                        23,300     478,326       0.0%
#   Showcase TV, Inc.                                             25,700     337,978       0.0%
    Sigma Koki Co., Ltd.                                          27,600     588,442       0.0%
#   Siix Corp.                                                   207,200   4,163,746       0.1%
#   SK-Electronics Co., Ltd.                                      50,500   1,099,501       0.0%
#   SMK Corp.                                                    333,000   1,179,641       0.0%
    SMS Co., Ltd.                                                223,600   8,465,729       0.2%
#   Softbank Technology Corp.                                     70,300   1,102,914       0.0%
#   Softbrain Co., Ltd.                                          125,200     504,229       0.0%
    Softcreate Holdings Corp.                                     53,400     836,993       0.0%
#   Soliton Systems K.K.                                          52,900     712,435       0.0%
#   Solxyz Co., Ltd.                                              40,500     433,725       0.0%
#   Soshin Electric Co., Ltd.                                     58,400     358,409       0.0%
#   Sourcenext Corp.                                             172,600   1,222,695       0.0%
    SRA Holdings                                                  69,600   2,006,405       0.1%
#   Sumida Corp.                                                 173,649   2,382,015       0.1%
    Sun Corp.                                                    104,900     712,776       0.0%
    Sun-Wa Technos Corp.                                          63,600     943,517       0.0%
    Suzuden Corp.                                                 26,100     387,981       0.0%
    Suzuki Co., Ltd.                                              52,700     528,527       0.0%
*   Synchro Food Co., Ltd.                                        45,900     460,404       0.0%
    System Information Co., Ltd.                                  36,700     341,256       0.0%
#   Systemsoft Corp.                                             278,600     355,963       0.0%
    Systena Corp.                                                109,900   4,169,132       0.1%
    Tachibana Eletech Co., Ltd.                                  111,560   2,127,925       0.1%
    Taiyo Yuden Co., Ltd.                                        773,000  13,708,734       0.3%
    Takachiho Koheki Co., Ltd.                                    33,300     351,914       0.0%
    TAKEBISHI Corp.                                               49,600     775,033       0.0%
    Tamura Corp.                                                 527,100   4,003,863       0.1%
#   Tazmo Co., Ltd.                                               43,800     620,052       0.0%
    TDC Soft, Inc.                                                50,100     596,063       0.0%
#*  Teac Corp.                                                   819,000     330,101       0.0%
    TechMatrix Corp.                                             105,900   1,621,303       0.0%
#   Techno Horizon Holdings Co., Ltd.                             76,000     597,973       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
#   Tecnos Japan, Inc.                                           103,000 $    904,252       0.0%
#   Teikoku Tsushin Kogyo Co., Ltd.                               52,500      627,728       0.0%
#   Temairazu, Inc.                                               11,200      308,316       0.0%
*   TerraSky Co., Ltd.                                             1,000       34,677       0.0%
#   TESEC Corp.                                                   19,400      321,718       0.0%
    TKC Corp.                                                    120,400    4,808,083       0.1%
    Toho System Science Co., Ltd.                                  9,900       79,918       0.0%
    Tokyo Electron Device, Ltd.                                   42,900      823,802       0.0%
    Tokyo Seimitsu Co., Ltd.                                     265,700   10,091,658       0.2%
#   Tomen Devices Corp.                                           14,300      369,926       0.0%
    Topcon Corp.                                                 567,800   11,269,655       0.3%
#   Torex Semiconductor, Ltd.                                     44,300      584,113       0.0%
    Toshiba TEC Corp.                                            884,000    5,059,262       0.1%
    Toukei Computer Co., Ltd.                                     22,710      646,934       0.0%
#   Towa Corp.                                                   148,100    1,819,065       0.1%
    Toyo Corp.                                                   163,900    1,464,658       0.0%
    Transcosmos, Inc.                                             13,600      375,334       0.0%
#   Tri Chemical Laboratories, Inc.                               39,000    1,573,508       0.0%
#   Tsuzuki Denki Co., Ltd.                                       32,200      252,123       0.0%
    UKC Holdings Corp.                                            93,100    1,961,583       0.1%
#   UMC Electronics Co., Ltd.                                     35,200      947,653       0.0%
*   Uniden Holdings Corp.                                        406,000    1,012,223       0.0%
    UNIRITA, Inc.                                                  7,300      117,521       0.0%
#   UNITED, Inc.                                                  82,600    3,488,851       0.1%
    V Technology Co., Ltd.                                        29,900    7,775,137       0.2%
#*  V-Cube, Inc.                                                  89,200      484,243       0.0%
#   VeriServe Corp.                                               13,400      382,813       0.0%
#   Vitec Holdings Co., Ltd.                                      55,000    1,291,543       0.0%
    Voyage Group, Inc.                                            60,300      644,884       0.0%
    Wacom Co., Ltd.                                              666,600    3,367,840       0.1%
#   YAC Holdings Co., Ltd.                                        52,800      505,698       0.0%
#   Yamaichi Electronics Co., Ltd.                               136,500    2,444,559       0.1%
    Yashima Denki Co., Ltd.                                      112,800      959,296       0.0%
#   Yokowo Co., Ltd.                                             101,600    2,134,941       0.1%
#*  Zappallas, Inc.                                               55,900      198,432       0.0%
*   ZIGExN Co., Ltd.                                             375,800    3,001,347       0.1%
    Zuken, Inc.                                                   99,900    1,383,751       0.0%
                                                                         ------------      ----
Total Information Technology                                              601,813,299      13.5%
                                                                         ------------      ----
Materials -- (10.3%)
    Achilles Corp.                                               104,300    2,167,138       0.1%
    ADEKA Corp.                                                  580,700   10,311,777       0.2%
    Agro-Kanesho Co., Ltd.                                        57,600    1,525,200       0.0%
    Aichi Steel Corp.                                             80,700    3,483,055       0.1%
    Arakawa Chemical Industries, Ltd.                            113,800    2,075,228       0.1%
    Araya Industrial Co., Ltd.                                    26,800      519,628       0.0%
    Asahi Holdings, Inc.                                         148,550    2,712,468       0.1%
    Asahi Printing Co., Ltd.                                      19,400      213,331       0.0%
    Asahi Yukizai Corp.                                           96,000    1,601,874       0.0%
    Asahipen Corp.                                                21,000       35,136       0.0%
    Asia Pile Holdings Corp.                                     184,600    1,084,590       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
    C Uyemura & Co., Ltd.                                           32,600 $ 2,226,166       0.1%
#   Carlit Holdings Co., Ltd.                                      143,900   1,394,136       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                  55,200     979,183       0.0%
*   Chugai Mining Co., Ltd.                                      1,012,400     258,946       0.0%
    Chugoku Marine Paints, Ltd.                                    415,600   4,099,294       0.1%
    CI Takiron Corp.                                               330,000   2,013,672       0.1%
#   CK-San-Etsu Co., Ltd.                                           19,700   1,004,225       0.0%
    Dai Nippon Toryo Co., Ltd.                                     160,600   2,266,385       0.1%
    Daido Steel Co., Ltd.                                          185,200  10,000,909       0.2%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                         131,500   1,585,065       0.0%
    Daiken Corp.                                                    98,800   2,479,411       0.1%
    Daiki Aluminium Industry Co., Ltd.                             195,600   1,347,098       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.         84,300   3,452,721       0.1%
#   Daio Paper Corp.                                               452,100   6,338,037       0.1%
    Daito Chemix Corp.                                               3,700      23,217       0.0%
    DKS Co., Ltd.                                                  304,000   1,924,179       0.0%
    Dowa Holdings Co., Ltd.                                        180,200   6,772,055       0.2%
    Dynapac Co., Ltd.                                                8,500     130,756       0.0%
    FP Corp.                                                        87,500   5,412,544       0.1%
    Fuji Seal International, Inc.                                  277,600  10,357,959       0.2%
    Fujikura Kasei Co., Ltd.                                       169,000   1,047,392       0.0%
    Fujimi, Inc.                                                   124,500   2,695,179       0.1%
    Fujimori Kogyo Co., Ltd.                                       104,400   3,537,278       0.1%
#   Fumakilla, Ltd.                                                 51,501     935,344       0.0%
    Fuso Chemical Co., Ltd.                                        121,600   3,081,809       0.1%
    Geostr Corp.                                                   105,900     672,019       0.0%
#   Godo Steel, Ltd.                                                77,700   1,813,859       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                              30,600   1,022,604       0.0%
    Hakudo Co., Ltd.                                                33,000     663,795       0.0%
#   Haneda Zenith Holdings Co., Ltd.                               218,200     790,541       0.0%
    Harima Chemicals Group, Inc.                                    97,100     791,787       0.0%
#   Hodogaya Chemical Co., Ltd.                                     46,100   1,955,867       0.0%
    Hokkan Holdings, Ltd.                                          278,000     995,526       0.0%
    Hokko Chemical Industry Co., Ltd.                              137,900     869,489       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                 875,199   5,452,939       0.1%
    Honshu Chemical Industry Co., Ltd.                              27,200     294,871       0.0%
#   Ise Chemical Corp.                                              74,000     500,604       0.0%
#   Ishihara Chemical Co., Ltd.                                     31,600     604,291       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                   238,350   2,738,515       0.1%
    Ishizuka Glass Co., Ltd.                                        17,800     405,665       0.0%
    JCU Corp.                                                      147,800   3,341,840       0.1%
    JSP Corp.                                                       87,300   2,825,647       0.1%
    Kanto Denka Kogyo Co., Ltd.                                    294,300   2,728,515       0.1%
    Katakura & Co-op Agri Corp.                                     21,500     244,982       0.0%
    Kawakin Holdings Co., Ltd.                                      15,300      66,857       0.0%
#   KeePer Technical Laboratory Co., Ltd.                           44,500     570,137       0.0%
    KH Neochem Co., Ltd.                                           178,300   5,391,949       0.1%
#   Kimoto Co., Ltd.                                               228,000     631,797       0.0%
    Koatsu Gas Kogyo Co., Ltd.                                     192,993   1,699,660       0.0%
#   Kogi Corp.                                                       5,499     100,549       0.0%
    Kohsoku Corp.                                                   71,700     888,324       0.0%
    Konishi Co., Ltd.                                              214,800   3,502,099       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
#   Konoshima Chemical Co., Ltd.                                    41,300 $   405,608       0.0%
    Krosaki Harima Corp.                                            33,300   1,536,635       0.0%
#   Kumiai Chemical Industry Co., Ltd.                             639,687   4,060,306       0.1%
#   Kunimine Industries Co., Ltd.                                   21,900     209,887       0.0%
    Kureha Corp.                                                   108,450   7,364,178       0.2%
    Kurimoto, Ltd.                                                  63,300   1,184,338       0.0%
    Kuriyama Holdings Corp.                                         49,100     999,679       0.0%
#   Kyoei Steel, Ltd.                                              149,700   3,117,261       0.1%
    Kyowa Leather Cloth Co., Ltd.                                   83,600     746,486       0.0%
    Lintec Corp.                                                   322,700   9,338,267       0.2%
#   MEC Co., Ltd.                                                  111,500   1,856,678       0.0%
#   Mipox Corp.                                                     58,500     310,499       0.0%
    Mitani Sekisan Co., Ltd.                                        65,900   1,507,402       0.0%
    Mitsubishi Paper Mills, Ltd.                                   191,500   1,207,711       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                        91,700   2,215,778       0.1%
#   Molitec Steel Co., Ltd.                                         79,300     499,756       0.0%
#   MORESCO Corp.                                                   43,300     769,623       0.0%
    Mory Industries, Inc.                                           36,900   1,115,774       0.0%
#*  Muto Seiko Co.                                                  35,700     397,011       0.0%
#   Nakayama Steel Works, Ltd.                                     148,700   1,044,707       0.0%
    Neturen Co., Ltd.                                              225,300   2,272,029       0.1%
#*  New Japan Chemical Co., Ltd.                                   200,600     466,802       0.0%
    Nicca Chemical Co., Ltd.                                        49,300     566,882       0.0%
    Nichia Steel Works, Ltd.                                       164,900     527,655       0.0%
#   Nihon Kagaku Sangyo Co., Ltd.                                   84,800     995,886       0.0%
#   Nihon Nohyaku Co., Ltd.                                        335,400   2,174,659       0.1%
    Nihon Parkerizing Co., Ltd.                                    612,200   9,692,468       0.2%
    Nihon Yamamura Glass Co., Ltd.                                 589,000   1,013,701       0.0%
    Nippon Carbide Industries Co., Inc.                             47,900     962,872       0.0%
    Nippon Chemical Industrial Co., Ltd.                            47,700   1,489,360       0.0%
    Nippon Concrete Industries Co., Ltd.                           293,500   1,215,738       0.0%
#   Nippon Denko Co., Ltd.                                         725,314   2,418,964       0.1%
    Nippon Fine Chemical Co., Ltd.                                  82,800     945,250       0.0%
    Nippon Kayaku Co., Ltd.                                        285,500   3,572,392       0.1%
    Nippon Kinzoku Co., Ltd.                                        31,500     671,842       0.0%
#   Nippon Koshuha Steel Co., Ltd.                                  50,899     392,522       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        4,026,200  10,762,124       0.2%
#   Nippon Paper Industries Co., Ltd.                              700,500  13,416,101       0.3%
    Nippon Pillar Packing Co., Ltd.                                145,900   2,107,262       0.1%
    Nippon Soda Co., Ltd.                                          811,000   4,659,053       0.1%
    Nippon Valqua Industries, Ltd.                                 107,099   2,950,579       0.1%
    Nippon Yakin Kogyo Co., Ltd.                                   831,300   2,228,704       0.1%
#   Nisshin Steel Co., Ltd.                                        334,692   4,429,159       0.1%
#   Nitta Gelatin, Inc.                                             90,900     708,637       0.0%
    Nittetsu Mining Co., Ltd.                                       36,700   2,236,385       0.1%
    Nitto FC Co., Ltd.                                             113,100     759,875       0.0%
    NOF Corp.                                                      449,100  13,400,373       0.3%
    Nozawa Corp.                                                    51,700     586,130       0.0%
    Oat Agrio Co., Ltd.                                             19,800     735,917       0.0%
    Okamoto Industries, Inc.                                       356,000   3,562,133       0.1%
    Okura Industrial Co., Ltd.                                     294,000   1,638,054       0.0%
#   Osaka Organic Chemical Industry, Ltd.                          108,700   1,416,742       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
#   Osaka Soda Co., Ltd.                                            93,999 $ 2,625,903       0.1%
    Osaka Steel Co., Ltd.                                           88,500   1,908,749       0.0%
#   OSAKA Titanium Technologies Co., Ltd.                          129,500   2,400,766       0.1%
#*  Pacific Metals Co., Ltd.                                       107,299   3,764,651       0.1%
    Pack Corp. (The)                                                85,200   3,226,374       0.1%
#   Rasa Industries, Ltd.                                           50,400   1,030,922       0.0%
    Rengo Co., Ltd.                                              1,205,500  10,363,112       0.2%
    Riken Technos Corp.                                            234,300   1,137,561       0.0%
    Sakai Chemical Industry Co., Ltd.                              114,000   2,977,532       0.1%
    Sakata INX Corp.                                               281,600   4,302,959       0.1%
    Sanyo Chemical Industries, Ltd.                                 80,800   3,812,850       0.1%
#   Sanyo Special Steel Co., Ltd.                                  147,060   3,741,665       0.1%
#   Seiko PMC Corp.                                                 70,600     796,508       0.0%
    Sekisui Plastics Co., Ltd.                                     173,900   2,335,920       0.1%
    Shikoku Chemicals Corp.                                        251,000   3,552,545       0.1%
    Shin-Etsu Polymer Co., Ltd.                                    305,500   2,900,351       0.1%
    Shinagawa Refractories Co., Ltd.                                41,700   1,123,939       0.0%
#   Shinko Wire Co., Ltd.                                           18,400     254,082       0.0%
    SK Kaken Co., Ltd.                                               8,000     814,066       0.0%
    Soken Chemical & Engineering Co., Ltd.                          49,000   1,068,066       0.0%
#   Stella Chemifa Corp.                                            70,800   2,357,440       0.1%
    Sumitomo Bakelite Co., Ltd.                                  1,249,000  11,265,667       0.3%
#   Sumitomo Osaka Cement Co., Ltd.                              2,623,000  12,008,178       0.3%
    Sumitomo Seika Chemicals Co., Ltd.                              65,700   3,145,108       0.1%
    Sun A Kaken Co., Ltd.                                            9,300      65,401       0.0%
    T Hasegawa Co., Ltd.                                           166,800   3,585,437       0.1%
    T&K Toka Co., Ltd.                                             135,000   1,653,257       0.0%
    Taisei Lamick Co., Ltd.                                         41,100   1,187,289       0.0%
    Taiyo Holdings Co., Ltd.                                       118,300   5,027,116       0.1%
    Takasago International Corp.                                    92,200   2,872,048       0.1%
    Takemoto Yohki Co., Ltd.                                         8,900     221,641       0.0%
    Taki Chemical Co., Ltd.                                          4,900     204,549       0.0%
    Tayca Corp.                                                    117,100   3,081,493       0.1%
    Tenma Corp.                                                    113,300   2,161,287       0.1%
#   Titan Kogyo, Ltd.                                                1,800      44,086       0.0%
    Toagosei Co., Ltd.                                             706,700   8,339,927       0.2%
#   Toda Kogyo Corp.                                                30,800   1,069,051       0.0%
    Toho Acetylene Co., Ltd.                                        12,700     158,269       0.0%
    Toho Chemical Industry Co., Ltd.                                47,000     254,906       0.0%
    Toho Titanium Co., Ltd.                                        231,100   2,858,511       0.1%
    Toho Zinc Co., Ltd.                                             92,799   4,269,688       0.1%
    Tohoku Steel Co., Ltd.                                          16,300     301,633       0.0%
    Tokushu Tokai Paper Co., Ltd.                                   61,858   2,418,764       0.1%
    Tokuyama Corp.                                                 462,998  13,790,562       0.3%
    Tokyo Ohka Kogyo Co., Ltd.                                     254,600   8,944,962       0.2%
    Tokyo Printing Ink Manufacturing Co., Ltd.                      10,200     357,007       0.0%
#   Tokyo Rope Manufacturing Co., Ltd.                             103,400   2,222,191       0.1%
    Tokyo Steel Manufacturing Co., Ltd.                            845,800   7,058,149       0.2%
    Tokyo Tekko Co., Ltd.                                           50,200     784,542       0.0%
    Tomoegawa Co., Ltd.                                            166,000     451,585       0.0%
    Tomoku Co., Ltd.                                                72,000   1,332,232       0.0%
    Topy Industries, Ltd.                                          108,500   3,213,606       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
#   Toyo Gosei Co., Ltd.                                            34,600 $    446,234       0.0%
    Toyo Ink SC Holdings Co., Ltd.                               1,270,000    7,848,885       0.2%
    Toyo Kohan Co., Ltd.                                           330,000    2,163,533       0.1%
    Toyobo Co., Ltd.                                               586,200   11,418,851       0.3%
#   TYK Corp.                                                      147,300      577,249       0.0%
#   UACJ Corp.                                                     216,541    5,643,236       0.1%
    Wood One Co., Ltd.                                              48,500      653,562       0.0%
    Yamato Kogyo Co., Ltd.                                         287,900    8,486,911       0.2%
    Yodogawa Steel Works, Ltd.                                     136,700    3,900,771       0.1%
    Yoshicon Co., Ltd.                                               2,100       32,474       0.0%
#   Yotai Refractories Co., Ltd.                                   106,600      740,648       0.0%
    Yuki Gosei Kogyo Co., Ltd.                                      36,200      101,046       0.0%
    Yushiro Chemical Industry Co., Ltd.                             71,500    1,184,009       0.0%
                                                                           ------------      ----
Total Materials                                                             481,562,459      10.8%
                                                                           ------------      ----
Real Estate -- (1.9%)
#   AD Works Co., Ltd.                                           1,649,300      602,066       0.0%
    Airport Facilities Co., Ltd.                                   137,270      794,194       0.0%
    Anabuki Kosan, Inc.                                              3,700      106,527       0.0%
    Aoyama Zaisan Networks Co., Ltd.                                58,500    1,036,015       0.0%
#   Apaman Co., Ltd.                                                77,300      923,487       0.0%
#   Arealink Co., Ltd.                                              56,700    1,871,185       0.1%
    B-Lot Co., Ltd.                                                 10,100      185,526       0.0%
    Cosmos Initia Co., Ltd.                                         79,900      602,996       0.0%
    CRE, Inc.                                                       30,400      500,792       0.0%
    Daibiru Corp.                                                  317,900    3,790,473       0.1%
    Daikyo, Inc.                                                   211,000    4,592,346       0.1%
#   Dear Life Co., Ltd.                                            108,600      581,715       0.0%
    Goldcrest Co., Ltd.                                            113,090    2,402,191       0.1%
#   Grandy House Corp.                                             101,200      453,583       0.0%
    Heiwa Real Estate Co., Ltd.                                    236,600    5,541,918       0.1%
#   Ichigo, Inc.                                                 1,573,900    7,008,759       0.2%
    Intellex Co., Ltd.                                              30,000      294,062       0.0%
#*  Japan Asset Marketing Co., Ltd.                              1,649,800    1,863,523       0.0%
    Japan Corporate Housing Service, Inc.                           10,500       81,496       0.0%
    Japan Property Management Center Co., Ltd.                      87,700    1,285,512       0.0%
    Kabuki-Za Co., Ltd.                                             25,700    1,364,803       0.0%
    Keihanshin Building Co., Ltd.                                  230,800    1,966,454       0.1%
    Kenedix, Inc.                                                  630,000    3,638,814       0.1%
#*  LAND Co., Ltd.                                               1,824,900      245,193       0.0%
    Leopalace21 Corp.                                            1,702,800   14,768,257       0.3%
    Mugen Estate Co., Ltd.                                          77,000      977,598       0.0%
#   Nippon Commercial Development Co., Ltd.                         67,500    1,104,283       0.0%
    Nisshin Fudosan Co.                                            205,200    1,541,032       0.0%
#   Prospect Co., Ltd.                                           2,897,000    1,417,963       0.0%
#   Raysum Co., Ltd.                                               107,100    1,395,962       0.0%
    SAMTY Co., Ltd.                                                122,600    2,265,762       0.1%
    Sankyo Frontier Co., Ltd.                                       21,700      647,304       0.0%
#   Sansei Landic Co., Ltd.                                         37,500      456,695       0.0%
#   Shinoken Group Co., Ltd.                                        86,000    2,614,762       0.1%
    Star Mica Co., Ltd.                                             78,400    1,693,848       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
Real Estate -- (Continued)
     Sun Frontier Fudousan Co., Ltd.                                 198,500 $    2,395,035        0.1%
     Takara Leben Co., Ltd.                                          592,100      2,508,572        0.1%
#    Tateru, Inc.                                                    166,000      2,805,083        0.1%
     TOC Co., Ltd.                                                   416,650      3,689,348        0.1%
     Tokyo Rakutenchi Co., Ltd.                                       20,700      1,038,102        0.0%
#    Tokyo Theatres Co., Inc.                                         46,799        624,483        0.0%
     Tosei Corp.                                                     232,500      2,849,988        0.1%
#    Unizo Holdings Co., Ltd.                                        152,900      3,640,818        0.1%
     Urbanet Corp. Co., Ltd.                                         123,500        423,729        0.0%
                                                                             --------------      -----
Total Real Estate                                                                90,592,254        2.0%
                                                                             --------------      -----
Telecommunication Services -- (0.1%)
#*   Broadmedia Corp.                                                548,000        350,037        0.0%
#    Freebit Co., Ltd.                                                79,500        777,893        0.0%
     Okinawa Cellular Telephone Co.                                   68,900      2,564,656        0.1%
#*   Usen-Next Holdings Co., Ltd.                                    103,000        846,198        0.0%
*    Vision, Inc.                                                     39,900      1,154,306        0.1%
     WirelessGate, Inc.                                               59,400        777,654        0.0%
                                                                             --------------      -----
Total Telecommunication Services                                                  6,470,744        0.2%
                                                                             --------------      -----
Utilities -- (1.3%)
#*   Eneres Co., Ltd.                                                169,200        818,656        0.0%
#    eRex Co., Ltd.                                                  286,800      2,274,992        0.1%
     Hiroshima Gas Co., Ltd.                                         303,400      1,040,480        0.0%
#    Hokkaido Electric Power Co., Inc.                             1,406,600      9,334,609        0.2%
     Hokkaido Gas Co., Ltd.                                          480,000      1,307,012        0.0%
#*   Hokuriku Electric Power Co.                                   1,293,400     13,198,577        0.3%
     Hokuriku Gas Co., Ltd.                                           10,100        302,059        0.0%
     K&O Energy Group, Inc.                                           96,900      1,536,958        0.1%
     Nippon Gas Co., Ltd.                                            254,700     12,505,163        0.3%
     Okinawa Electric Power Co., Inc. (The)                          229,217      6,989,748        0.2%
     Saibu Gas Co., Ltd.                                             213,900      5,781,170        0.1%
     Shikoku Electric Power Co., Inc.                                 53,800        685,956        0.0%
     Shizuoka Gas Co., Ltd.                                          354,000      3,202,952        0.1%
#    Toell Co., Ltd.                                                  46,100        445,965        0.0%
#    West Holdings Corp.                                              96,800        709,716        0.0%
                                                                             --------------      -----
Total Utilities                                                                  60,134,013        1.4%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           4,389,572,312       98.8%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   4,389,572,312
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@ DFA Short Term Investment Fund                               23,599,833    273,050,068        6.1%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,525,312,761)                          $4,662,622,380      104.9%
                                                                             ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary               -- $  864,830,758   --    $  864,830,758
   Consumer Staples                     --    382,648,747   --       382,648,747
   Energy                               --     39,099,899   --        39,099,899
   Financials                   $7,018,645    371,260,851   --       378,279,496
   Health Care                          --    218,331,387   --       218,331,387
   Industrials                          --  1,265,809,256   --     1,265,809,256
   Information Technology               --    601,813,299   --       601,813,299
   Materials                            --    481,562,459   --       481,562,459
   Real Estate                          --     90,592,254   --        90,592,254
   Telecommunication Services           --      6,470,744   --         6,470,744
   Utilities                            --     60,134,013   --        60,134,013
Securities Lending Collateral           --    273,050,068   --       273,050,068
                                ---------- --------------   --    --------------
TOTAL                           $7,018,645 $4,655,603,735   --    $4,662,622,380
                                ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (51.6%)
*   3P Learning, Ltd.                                                93,233 $   103,247       0.0%
*   88 Energy, Ltd.                                                 604,262      18,509       0.0%
    Accent Group, Ltd.                                            1,031,453     969,194       0.1%
    Adacel Technologies, Ltd.                                       140,130     194,590       0.0%
    Adairs, Ltd.                                                    179,515     286,131       0.0%
#   Adelaide Brighton, Ltd.                                       3,364,087  16,230,411       0.8%
*   Aeon Metals, Ltd.                                                45,332      10,666       0.0%
#   Ainsworth Game Technology, Ltd.                                 981,684   1,407,732       0.1%
#*  Alkane Resources, Ltd.                                        1,811,839     380,189       0.0%
    Alliance Aviation Services, Ltd.                                 27,285      34,616       0.0%
    ALS, Ltd.                                                     2,475,697  14,448,074       0.7%
    Altium, Ltd.                                                    756,548  11,489,185       0.6%
#   AMA Group, Ltd.                                               1,445,951   1,051,104       0.1%
#   Amaysim Australia, Ltd.                                       1,355,718   1,219,963       0.1%
    Ansell, Ltd.                                                    966,611  18,885,588       1.0%
*   Antares Energy, Ltd.                                             13,289          24       0.0%
#   AP Eagers, Ltd.                                                 296,589   1,961,511       0.1%
    APN Property Group, Ltd.                                         26,661       8,416       0.0%
    Apollo Tourism & Leisure, Ltd.                                   27,089      31,158       0.0%
    Appen, Ltd.                                                     615,643   4,429,873       0.2%
#   ARB Corp., Ltd.                                                 545,787   8,513,062       0.4%
#   Ardent Leisure Group                                          2,996,851   4,243,171       0.2%
    Asaleo Care, Ltd.                                             2,714,720   2,640,995       0.1%
*   Atlas Iron, Ltd.                                              8,964,247     200,707       0.0%
    AUB Group, Ltd.                                                 293,607   3,104,525       0.2%
*   Aurelia Metals, Ltd.                                            586,705     169,440       0.0%
    Ausdrill, Ltd.                                                2,087,632   4,366,508       0.2%
    Austal, Ltd.                                                  1,540,941   2,044,520       0.1%
*   Austin Engineering, Ltd.                                         95,866      17,606       0.0%
#*  Australian Agricultural Co., Ltd.                             2,990,515   2,467,096       0.1%
    Australian Finance Group, Ltd.                                  481,622     497,584       0.0%
    Australian Pharmaceutical Industries, Ltd.                    2,860,486   2,904,678       0.2%
#*  Australian Property Systems, Ltd.                             1,170,797   4,794,459       0.2%
    Australian Vintage, Ltd.                                      4,199,886   1,890,908       0.1%
    Auswide Bank, Ltd.                                              102,961     415,009       0.0%
#   Automotive Holdings Group, Ltd.                               1,948,477   4,933,918       0.3%
*   Avanco Resources, Ltd.                                        2,444,368     293,800       0.0%
    Aveo Group                                                    2,672,788   5,249,215       0.3%
    AVJennings, Ltd.                                              7,085,798   3,785,951       0.2%
    Axsesstoday, Ltd.                                                20,251      32,544       0.0%
#   Baby Bunting Group, Ltd.                                        278,031     283,906       0.0%
#   Bapcor, Ltd.                                                  1,582,825   6,983,397       0.4%
*   Base Resources, Ltd.                                            215,873      41,265       0.0%
    Beach Energy, Ltd.                                           16,720,311  19,719,954       1.0%
#*  Beadell Resources, Ltd.                                       7,171,491     433,015       0.0%
#   Bega Cheese, Ltd.                                             1,272,859   6,783,845       0.3%
    Bell Financial Group, Ltd.                                       67,033      36,516       0.0%
#*  Bellamy's Australia, Ltd.                                       568,208   7,697,307       0.4%
#   Blackmores, Ltd.                                                 83,730   7,411,370       0.4%
*   Blue Energy, Ltd.                                                97,807       9,151       0.0%
#   Blue Sky Alternative Investments, Ltd.                           95,426     221,397       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Bravura Solutions, Ltd.                 540,499 $ 1,178,750       0.1%
    Breville Group, Ltd.                    831,688   7,098,379       0.4%
#   Brickworks, Ltd.                        350,185   4,199,480       0.2%
    BT Investment Management, Ltd.        1,209,577   8,309,974       0.4%
#*  Buru Energy, Ltd.                       632,180     162,977       0.0%
#   BWX, Ltd.                               335,452   1,272,708       0.1%
#   Cabcharge Australia, Ltd.               863,423   1,194,972       0.1%
    Capilano Honey, Ltd.                     18,636     211,451       0.0%
    Capitol Health, Ltd.                  2,931,070     603,434       0.0%
    Capral, Ltd.                             58,499       6,150       0.0%
#*  Cardno, Ltd.                          1,687,871   1,534,545       0.1%
*   Carnarvon Petroleum, Ltd.             5,245,141     570,310       0.0%
*   Carnegie Clean Energy, Ltd.           1,015,131      22,761       0.0%
#   carsales.com, Ltd.                    1,702,940  18,278,249       0.9%
#*  Cash Converters International, Ltd.   2,406,480     630,145       0.0%
#*  Catapult Group International, Ltd.      308,182     278,929       0.0%
    Cedar Woods Properties, Ltd.            370,461   1,704,464       0.1%
    Centuria Capital Group                    9,881      10,193       0.0%
    Citadel Group, Ltd. (The)                22,073      99,479       0.0%
#   Class, Ltd.                             399,883     691,352       0.0%
*   Clean Seas Seafood, Ltd.              1,404,602      53,840       0.0%
    Cleanaway Waste Management, Ltd.     13,779,656  16,363,957       0.8%
*   Clinuvel Pharmaceuticals, Ltd.           30,557     271,094       0.0%
    Codan, Ltd.                             552,241   1,022,704       0.1%
#   Collection House, Ltd.                2,172,576   2,321,464       0.1%
    Collins Foods, Ltd.                     721,192   2,902,054       0.2%
#*  Cooper Energy, Ltd.                   7,132,290   1,845,813       0.1%
#   Corporate Travel Management, Ltd.       454,464   8,461,498       0.4%
    Costa Group Holdings, Ltd.            1,722,696   9,389,989       0.5%
#   Credit Corp. Group, Ltd.                483,007   6,499,453       0.3%
*   CSG, Ltd.                             1,252,605     376,917       0.0%
    CSR, Ltd.                             3,680,857  15,530,958       0.8%
*   CuDeco, Ltd.                            387,893      68,626       0.0%
    Data#3, Ltd.                            799,710   1,017,016       0.1%
*   Decmil Group, Ltd.                      990,896     931,654       0.1%
*   Devine, Ltd.                             25,368       6,743       0.0%
    Dicker Data, Ltd.                       186,807     410,607       0.0%
    Domain Holdings Australia, Ltd.       1,530,389   3,548,180       0.2%
#   Domino's Pizza Enterprises, Ltd.        290,881   9,208,459       0.5%
    Donaco International, Ltd.               28,566       5,451       0.0%
*   Doray Minerals, Ltd.                     95,238      20,660       0.0%
    Downer EDI, Ltd.                      4,034,426  20,764,288       1.1%
    DuluxGroup, Ltd.                      3,101,823  18,034,478       0.9%
    DWS, Ltd.                               514,109     481,274       0.0%
    Eclipx Group, Ltd.                    1,526,923   3,719,340       0.2%
#   Elders, Ltd.                            886,555   5,260,351       0.3%
#*  Emeco Holdings, Ltd.                    722,681     150,490       0.0%
*   EML Payments, Ltd.                       53,154      49,847       0.0%
#*  Energy Resources of Australia, Ltd.   1,487,868     596,978       0.0%
#*  Energy World Corp., Ltd.              4,255,918     641,515       0.0%
    EQT Holdings, Ltd.                       28,836     456,015       0.0%
    ERM Power, Ltd.                       1,079,863   1,384,920       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    Estia Health, Ltd.                            1,328,385 $ 3,540,246       0.2%
    Euroz, Ltd.                                     101,762      89,684       0.0%
    Event Hospitality and Entertainment, Ltd.       539,705   5,645,042       0.3%
    Evolution Mining, Ltd.                        2,030,419   4,853,602       0.3%
    Fairfax Media, Ltd.                          19,821,806  10,609,859       0.5%
#*  FAR, Ltd.                                     9,219,905     622,980       0.0%
#   Finbar Group, Ltd.                              197,129     151,377       0.0%
#   Fleetwood Corp., Ltd.                           423,260     705,739       0.0%
#   FlexiGroup, Ltd.                              1,862,660   2,880,069       0.2%
    Flight Centre Travel Group, Ltd.                 40,874   1,712,279       0.1%
#   G8 Education, Ltd.                            2,747,111   4,666,858       0.2%
#*  Galaxy Resources, Ltd.                        2,286,516   5,185,309       0.3%
#*  Gascoyne Resources, Ltd.                        262,673     102,496       0.0%
#   Gateway Lifestyle                             1,805,353   2,693,140       0.1%
#   GBST Holdings, Ltd.                             178,479     301,015       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.   1,788,239   3,114,084       0.2%
#   Global Construction Services, Ltd.              251,929     133,752       0.0%
#*  Gold Road Resources, Ltd.                     1,299,690     774,321       0.0%
    GR Engineering Services, Ltd.                    55,230      58,065       0.0%
    GrainCorp, Ltd. Class A                       1,258,179   8,371,919       0.4%
    Grange Resources, Ltd.                        1,724,297     225,679       0.0%
#   Greencross, Ltd.                                524,522   2,091,537       0.1%
*   Greenland Minerals & Energy, Ltd.               114,047       7,361       0.0%
#   GUD Holdings, Ltd.                              956,193   9,084,103       0.5%
    GWA Group, Ltd.                               2,071,266   5,980,062       0.3%
#   Hansen Technologies, Ltd.                     1,061,558   3,420,866       0.2%
#   Harvey Norman Holdings, Ltd.                  1,042,499   2,748,007       0.1%
#   Healthscope, Ltd.                             8,543,532  15,565,749       0.8%
    Helloworld Travel, Ltd.                          12,955      45,247       0.0%
#*  Highfield Resources, Ltd.                       160,730     105,781       0.0%
*   Hills, Ltd.                                     455,585      73,212       0.0%
*   Horizon Oil, Ltd.                             4,073,887     440,345       0.0%
#   HT&E, Ltd.                                    2,174,438   3,821,588       0.2%
    IDP Education, Ltd.                             346,502   2,002,566       0.1%
    Iluka Resources, Ltd.                         1,760,123  15,451,894       0.8%
*   Imdex, Ltd.                                   2,104,336   1,962,302       0.1%
#   IMF Bentham, Ltd.                             1,241,488   2,323,361       0.1%
#*  Immutep, Ltd.                                 1,409,121      25,131       0.0%
#   Independence Group NL                         3,049,253  11,730,613       0.6%
*   Infigen Energy                                5,060,179   2,622,300       0.1%
    Infomedia, Ltd.                               2,521,963   1,675,476       0.1%
#   Inghams Group, Ltd.                             714,686   2,016,512       0.1%
    Integral Diagnostics, Ltd.                       14,901      26,307       0.0%
    Integrated Research, Ltd.                       603,334   1,737,531       0.1%
#   InvoCare, Ltd.                                  920,100   8,992,232       0.5%
#   IOOF Holdings, Ltd.                           2,368,404  15,905,535       0.8%
#   IPH, Ltd.                                       875,080   2,399,778       0.1%
    IRESS, Ltd.                                   1,175,824   9,224,117       0.5%
#   iSelect, Ltd.                                   742,596     318,701       0.0%
#   iSentia Group, Ltd.                             995,634     597,720       0.0%
    IVE Group, Ltd.                                 343,043     574,048       0.0%
#   Japara Healthcare, Ltd.                       1,648,443   2,352,684       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   JB Hi-Fi, Ltd.                               962,791 $18,562,184       0.9%
    Jumbo Interactive, Ltd.                      121,411     398,076       0.0%
*   Jupiter Mines, Ltd.                          344,616      99,886       0.0%
    K&S Corp., Ltd.                              274,800     352,282       0.0%
#*  Karoon Gas Australia, Ltd.                 1,703,069   1,616,636       0.1%
#*  Kingsgate Consolidated, Ltd.               1,797,365     383,479       0.0%
*   Kingsrose Mining, Ltd.                       937,248      57,772       0.0%
#   Kogan.com, Ltd.                              178,055   1,032,400       0.1%
    LifeHealthcare Group, Ltd.                     8,683      23,640       0.0%
    Lifestyle Communities, Ltd.                   52,964     199,262       0.0%
    Link Administration Holdings, Ltd.         2,142,675  13,332,454       0.7%
    Lovisa Holdings, Ltd.                        107,266     776,558       0.0%
*   Lynas Corp., Ltd.                          1,344,893   2,591,865       0.1%
    MACA, Ltd.                                   948,928     919,062       0.1%
*   Macmahon Holdings, Ltd.                    7,324,803   1,203,799       0.1%
    Macquarie Atlas Roads Group                3,516,909  17,004,838       0.9%
#   Magellan Financial Group, Ltd.               457,651   7,995,377       0.4%
    Mantra Group, Ltd.                         1,991,957   5,915,326       0.3%
    MaxiTRANS Industries, Ltd.                   915,613     469,445       0.0%
#*  Mayne Pharma Group, Ltd.                   6,757,843   3,445,076       0.2%
    McMillan Shakespeare, Ltd.                   487,275   6,156,959       0.3%
    McPherson's, Ltd.                            645,090     605,825       0.0%
*   Medusa Mining, Ltd.                        1,334,671     559,575       0.0%
#   Melbourne IT, Ltd.                           949,920   2,637,553       0.1%
#*  Mermaid Marine Australia, Ltd.             4,749,942     839,279       0.0%
#*  Mesoblast, Ltd.                              782,426     860,142       0.0%
#   Metals X, Ltd.                             2,933,458   1,718,199       0.1%
#   Metcash, Ltd.                              6,611,120  17,844,135       0.9%
#   Michael Hill International, Ltd.(BD8D249)  1,490,263   1,138,697       0.1%
#   Michael Hill International, Ltd.(BD8D250)     94,305      72,234       0.0%
*   Millennium Minerals, Ltd.                    946,708     151,739       0.0%
*   Mincor Resources NL                          766,120     238,274       0.0%
*   Mineral Deposits, Ltd.                        19,495      21,615       0.0%
    Mineral Resources, Ltd.                    1,168,088  15,641,803       0.8%
#   MNF Group, Ltd.                              191,475     748,725       0.0%
#   Monadelphous Group, Ltd.                     813,595   9,840,232       0.5%
#   Monash IVF Group, Ltd.                       929,280     817,624       0.0%
#   Money3 Corp., Ltd.                           621,964     827,675       0.0%
#   Mortgage Choice, Ltd.                        826,970   1,084,883       0.1%
    Motorcycle Holdings, Ltd.                     14,469      34,163       0.0%
    Mount Gibson Iron, Ltd.                    4,879,718   1,522,262       0.1%
#   Myer Holdings, Ltd.                        5,669,367   1,637,160       0.1%
#   MYOB Group, Ltd.                           2,577,605   6,284,932       0.3%
    MyState, Ltd.                                467,834   1,636,356       0.1%
    Navigator Global Investments, Ltd.           752,455   2,163,593       0.1%
#   Navitas, Ltd.                              1,767,557   5,659,377       0.3%
*   Neometals, Ltd.                              533,756     134,001       0.0%
#*  NetComm Wireless, Ltd.                       216,798     223,735       0.0%
    New Hope Corp., Ltd.                         328,650     534,649       0.0%
#*  NEXTDC, Ltd.                                 432,738   2,222,439       0.1%
    nib holdings, Ltd.                         2,972,376  12,425,083       0.6%
    Nick Scali, Ltd.                             270,546   1,412,225       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Nine Entertainment Co. Holdings, Ltd.  4,195,529 $ 7,429,570       0.4%
    Northern Star Resources, Ltd.          4,806,957  22,941,083       1.2%
*   NRW Holdings, Ltd.                     2,540,504   2,435,670       0.1%
    Nufarm, Ltd.                           1,720,608  11,760,789       0.6%
#   OFX Group, Ltd.                        1,481,807   2,003,194       0.1%
*   OM Holdings, Ltd.                         58,046      52,321       0.0%
*   Onevue Holdings, Ltd.                    501,494     267,944       0.0%
    oOh!media, Ltd.                          591,646   2,160,452       0.1%
    Orora, Ltd.                            7,096,268  17,797,679       0.9%
    OZ Minerals, Ltd.                      2,198,276  15,170,239       0.8%
    Pacific Current Group, Ltd.              164,960     779,026       0.0%
    Pacific Energy, Ltd.                      30,060      12,066       0.0%
    Pacific Smiles Group, Ltd.               256,946     315,888       0.0%
#   Pact Group Holdings, Ltd.                894,358   3,808,146       0.2%
*   Panoramic Resources, Ltd.              2,802,164   1,110,867       0.1%
*   Pantoro, Ltd.                            407,293     105,216       0.0%
#   Paragon Care, Ltd.                       553,775     303,909       0.0%
    Peet, Ltd.                             1,846,384   1,962,606       0.1%
#*  Peninsula Energy, Ltd.                   268,623      50,225       0.0%
#   Perpetual, Ltd.                          356,426  10,752,872       0.5%
#*  Perseus Mining, Ltd.                   7,749,285   2,661,435       0.1%
    Pioneer Credit, Ltd.                     149,811     392,845       0.0%
#   Platinum Asset Management, Ltd.        1,290,958   5,476,059       0.3%
*   PMP, Ltd.                              2,421,092     509,554       0.0%
#*  Praemium, Ltd.                         1,016,687     532,108       0.0%
#   Premier Investments, Ltd.                610,324   7,206,380       0.4%
    Primary Health Care, Ltd.              3,326,526   9,483,692       0.5%
#   Prime Media Group, Ltd.                2,115,465     460,464       0.0%
    Pro Medicus, Ltd.                        192,067   1,153,155       0.1%
    PWR Holdings, Ltd.                        61,827     109,463       0.0%
    QMS Media, Ltd.                          322,350     254,514       0.0%
#   Qube Holdings, Ltd.                    4,318,664   7,443,162       0.4%
#*  Quintis, Ltd.                          2,130,129     415,376       0.0%
#*  Ramelius Resources, Ltd.               3,502,863   1,351,972       0.1%
    RCR Tomlinson, Ltd.                    1,214,629   3,701,676       0.2%
*   Reckon, Ltd.                             446,073     432,233       0.0%
*   Red River Resources, Ltd.                322,302      69,585       0.0%
    Reece, Ltd.                            1,034,014   8,252,440       0.4%
#   Regis Healthcare, Ltd.                 1,232,221   3,540,952       0.2%
    Regis Resources, Ltd.                  3,227,165  11,388,171       0.6%
    Reject Shop, Ltd. (The)                  277,760   1,539,187       0.1%
#   Reliance Worldwide Corp., Ltd.         2,172,912   7,711,023       0.4%
#   Resolute Mining, Ltd.                  7,575,156   6,469,359       0.3%
#   Retail Food Group, Ltd.                1,339,855     927,003       0.1%
    Ridley Corp., Ltd.                     1,705,857   1,635,425       0.1%
*   RPMGlobal Holdings, Ltd.                  52,065      26,646       0.0%
    Ruralco Holdings, Ltd.                   164,672     389,338       0.0%
#   RXP Services, Ltd.                       495,127     211,797       0.0%
    Salmat, Ltd.                             645,788     328,738       0.0%
    Sandfire Resources NL                  1,295,934   7,669,803       0.4%
*   Saracen Mineral Holdings, Ltd.         7,247,386  10,187,827       0.5%
#   SeaLink Travel Group, Ltd.               185,649     549,163       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                        ---------- ----------- ---------------
  AUSTRALIA -- (Continued)
  #   Select Harvests, Ltd.                674,833 $ 3,159,588       0.2%
  *   Senetas Corp., Ltd.                  131,335      11,265       0.0%
  #*  Senex Energy, Ltd.                11,411,198   3,541,770       0.2%
  #   Servcorp, Ltd.                       342,797   1,231,631       0.1%
      Service Stream, Ltd.               2,120,468   2,517,534       0.1%
      Seven Group Holdings, Ltd.           625,509   8,529,355       0.4%
      Seven West Media, Ltd.             7,785,820   3,238,028       0.2%
      SG Fleet Group, Ltd.                 351,830     935,247       0.1%
      Shine Corporate, Ltd.                 15,573      10,517       0.0%
  #   Shriro Holdings, Ltd.                148,697     153,133       0.0%
  #   Sigma Healthcare, Ltd.             8,320,487   4,834,828       0.2%
  #*  Silex Systems, Ltd.                  411,622      91,362       0.0%
  #   Silver Chef, Ltd.                    138,918     361,431       0.0%
  #*  Silver Lake Resources, Ltd.        4,060,760   1,701,676       0.1%
      Sims Metal Management, Ltd.        1,382,214  16,705,016       0.9%
  *   Sino Gas & Energy Holdings, Ltd.   5,053,842     643,526       0.0%
      Sirtex Medical, Ltd.                 549,789  11,498,229       0.6%
      SmartGroup Corp., Ltd.               568,829   4,634,351       0.2%
      Southern Cross Media Group, Ltd.   3,965,374   3,433,630       0.2%
      Spark Infrastructure Group         9,880,226  17,420,897       0.9%
      SpeedCast International, Ltd.      1,854,862   8,238,408       0.4%
      SRG, Ltd.                              2,002       2,758       0.0%
      St Barbara, Ltd.                   4,165,437  13,288,919       0.7%
      Steadfast Group, Ltd.              4,895,617  10,080,408       0.5%
  *   Strike Energy, Ltd.                1,789,423      82,890       0.0%
  #*  Sundance Energy Australia, Ltd.   32,443,254   1,508,384       0.1%
      Sunland Group, Ltd.                  740,896     979,771       0.1%
  #   Super Retail Group, Ltd.           1,288,021   6,963,774       0.4%
  #   Superloop, Ltd.                      320,615     455,263       0.0%
  #*  Syrah Resources, Ltd.              1,570,227   3,759,434       0.2%
  #   Tassal Group, Ltd.                 1,418,519   4,132,495       0.2%
      Technology One, Ltd.               1,793,577   6,662,190       0.3%
  #   Thorn Group, Ltd.                    719,236     330,756       0.0%
  *   Tiger Resources, Ltd.              9,447,997     141,718       0.0%
  #   Tox Free Solutions, Ltd.           1,278,532   3,308,408       0.2%
      Tribune Resources, Ltd.                3,093      15,176       0.0%
  #*  Troy Resources, Ltd.               2,230,415     218,974       0.0%
      Villa World, Ltd.                    767,485   1,425,028       0.1%
  #*  Village Roadshow, Ltd.               836,651   1,358,856       0.1%
  #*  Virgin Australia Holdings, Ltd.   11,947,588   1,971,377       0.1%
      Virtus Health, Ltd.                  524,539   2,224,645       0.1%
      Vita Group, Ltd.                     454,794     369,908       0.0%
  #   Vocus Group, Ltd.                  4,330,071   7,958,000       0.4%
  *   Watpac, Ltd.                         760,701     453,356       0.0%
  #   Webjet, Ltd.                         892,407   7,350,714       0.4%
      Webster, Ltd.                         85,362      99,648       0.0%
      Western Areas, Ltd.                2,274,784   5,857,719       0.3%
  #*  Westgold Resources, Ltd.           1,493,841   1,653,487       0.1%
      Whitehaven Coal, Ltd.              2,214,418   7,635,883       0.4%
  #   WiseTech Global, Ltd.                165,792   1,245,197       0.1%
      WorleyParsons, Ltd.                1,474,136  17,967,912       0.9%
      WPP AUNZ, Ltd.                     2,476,651   1,708,292       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                       ---------- -------------- ---------------
AUSTRALIA -- (Continued)
    Xenith IP Group, Ltd.                                   9,607 $        8,513       0.0%
                                                                  --------------      ----
TOTAL AUSTRALIA                                                    1,118,848,658      56.7%
                                                                  --------------      ----
CANADA -- (0.0%)
*   Copper Mountain Mining Corp.                          107,936        103,199       0.0%
                                                                  --------------      ----
CHINA -- (0.0%)
    Nanfang Communication Holdings, Ltd.                  272,000        157,406       0.0%
                                                                  --------------      ----
HONG KONG -- (24.2%)
*   13 Holdings, Ltd. (The)                               156,750         11,368       0.0%
    Aeon Credit Service Asia Co., Ltd.                    752,000        609,364       0.0%
    Aeon Stores Hong Kong Co., Ltd.                       248,000        152,134       0.0%
#   Agritrade Resources, Ltd.                          20,035,000      3,748,032       0.2%
    Alco Holdings, Ltd.                                 1,614,000        283,190       0.0%
    Allan International Holdings                           32,000          8,393       0.0%
    Allied Group, Ltd.                                    661,200      4,160,440       0.2%
#   Allied Properties HK, Ltd.                         12,111,857      2,413,486       0.1%
    Alltronics Holdings, Ltd.                           2,453,600        785,803       0.0%
    APAC Resources, Ltd.                                2,270,888        368,521       0.0%
#*  Applied Development Holdings, Ltd.                 13,190,000      1,054,328       0.1%
#   APT Satellite Holdings, Ltd.                        3,008,500      1,425,015       0.1%
    Arts Optical International Hldgs, Ltd.                730,000        186,190       0.0%
    Asia Financial Holdings, Ltd.                       2,404,908      1,491,546       0.1%
*   Asia Investment Finance Group, Ltd.                15,652,000        195,393       0.0%
    Asia Satellite Telecommunications Holdings, Ltd.      934,500        736,245       0.0%
    Asia Standard Hotel Group, Ltd.                    34,101,654      2,132,124       0.1%
#   Asia Standard International Group, Ltd.            13,270,917      3,181,419       0.2%
    Associated International Hotels, Ltd.                 952,000      3,003,622       0.2%
*   Auto Italia Holdings                                1,900,000         21,214       0.0%
*   Automated Systems Holdings, Ltd.                      192,000         36,416       0.0%
*   Beijing Gas Blue Sky Holdings, Ltd.                18,800,000      1,218,253       0.1%
    BeijingWest Industries International, Ltd.          1,277,600        184,326       0.0%
*   Best Food Holding Co., Ltd.                           330,000         51,744       0.0%
    BOC Aviation, Ltd.                                    145,000        847,787       0.1%
#   BOE Varitronix, Ltd.                                3,046,293      1,465,527       0.1%
*   Bonjour Holdings, Ltd.                             13,988,600        594,120       0.0%
    Bossini International Holdings, Ltd.                3,699,500        167,099       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.   6,366,000      2,074,941       0.1%
*   Brightoil Petroleum Holdings, Ltd.                 10,052,000      1,440,821       0.1%
*   Brockman Mining, Ltd.                              22,810,814        341,189       0.0%
*   Burwill Holdings, Ltd.                             34,142,960      1,533,148       0.1%
    Cafe de Coral Holdings, Ltd.                        2,448,000      6,010,842       0.3%
*   Camsing International Holding, Ltd.                 1,222,000        937,196       0.1%
*   Cash Financial Services Group, Ltd.                 2,934,000         63,363       0.0%
*   CCT Land Holdings, Ltd.                            18,640,000         23,749       0.0%
#*  CEFC Hong Kong Financial Investment Co., Ltd.         810,000         34,331       0.0%
    Century City International Holdings, Ltd.           6,723,460        639,467       0.0%
#   CGN Mining Co., Ltd.                                4,855,000        319,557       0.0%
*   Champion Technology Holdings, Ltd.                    864,254         83,482       0.0%
    Chen Hsong Holdings                                 1,212,000        344,307       0.0%
    Cheuk Nang Holdings, Ltd.                             679,350        392,167       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                 SHARES      VALUE++   OF NET ASSETS**
                                                               ----------- ----------- ---------------
HONG KONG -- (Continued)
    Chevalier International Holdings, Ltd.                         820,989 $ 1,288,628       0.1%
*   China Baofeng International, Ltd.                               22,000       8,365       0.0%
*   China Best Group Holding, Ltd.                               8,500,000      90,391       0.0%
*   China Chuanglian Education Financial Group, Ltd.             5,416,000      67,643       0.0%
    China Display Optoelectronics Technology Holdings, Ltd.      4,928,000     416,891       0.0%
*   China Energy Development Holdings, Ltd.                     53,782,000     527,408       0.0%
    China Flavors & Fragrances Co., Ltd.                         1,561,028     527,608       0.0%
*   China Fortune Financial Group, Ltd.                          6,570,000     108,994       0.0%
#   China Goldjoy Group, Ltd.                                   10,716,000     702,824       0.0%
*   China HKBridge Holdings, Ltd.                                  103,000      28,826       0.0%
#*  China LNG Group, Ltd.                                        7,534,001   1,054,890       0.1%
*   China Ludao Technology Co., Ltd.                               580,000      95,212       0.0%
*   China Medical & Healthcare Group, Ltd.                      42,916,800   1,596,889       0.1%
    China Motor Bus Co., Ltd.                                       60,600     759,079       0.0%
*   China Oceanwide International Financial, Ltd.                  890,000     118,715       0.0%
#*  China Shandong Hi-Speed Financial Group, Ltd.                2,406,000      91,526       0.0%
*   China Soft Power Technology Holdings, Ltd.                  23,892,402     329,480       0.0%
*   China Solar Energy Holdings, Ltd.                            1,669,500       7,179       0.0%
*   China Star Entertainment, Ltd.                               1,900,000      79,145       0.0%
#*  China Strategic Holdings, Ltd.                              74,181,250     789,651       0.0%
    China Ting Group Holdings, Ltd.                              2,565,151     125,117       0.0%
#   Chinese Estates Holdings, Ltd.                               2,963,500   4,407,759       0.2%
*   Chinlink International Holdings, Ltd.                          909,800     110,142       0.0%
    Chinney Investments, Ltd.                                    1,180,000     489,452       0.0%
    Chong Hing Bank, Ltd.                                          146,000     295,126       0.0%
    Chow Sang Sang Holdings International, Ltd.                  2,405,000   5,279,865       0.3%
    CHTC Fong's Industries Co., Ltd.                                42,000       9,586       0.0%
    Chuang's China Investments, Ltd.                             8,251,407     596,392       0.0%
    Chuang's Consortium International, Ltd.                      7,399,043   1,670,165       0.1%
    CITIC Telecom International Holdings, Ltd.                  12,575,125   3,704,016       0.2%
    CK Life Sciences Intl Holdings, Inc.                        22,972,000   1,658,466       0.1%
*   CMMB Vision Holdings, Ltd.                                   9,204,000     222,693       0.0%
    CNQC International Holdings, Ltd.                            3,780,000   1,372,821       0.1%
    CNT Group, Ltd.                                              8,303,264     434,309       0.0%
*   Common Splendor International Health Industry Group, Ltd.   10,726,000   1,105,802       0.1%
*   Continental Holdings, Ltd.                                     450,000       7,651       0.0%
#   Convenience Retail Asia, Ltd.                                  142,000      66,781       0.0%
#*  Convoy Global Holdings, Ltd.                                38,622,000     616,582       0.0%
*   Cosmopolitan International Holdings, Ltd.                    2,040,000     284,539       0.0%
#   Cowell e Holdings, Inc.                                      3,513,000     805,307       0.1%
*   CP Lotus Corp.                                              11,880,000     173,684       0.0%
*   Crocodile Garments                                           2,196,000     225,898       0.0%
#   Cross-Harbour Holdings, Ltd. (The)                             989,956   1,634,819       0.1%
    CSI Properties, Ltd.                                        41,656,383   2,691,773       0.1%
*   CST Group, Ltd.                                            140,296,000     622,360       0.0%
*   Culturecom Holdings, Ltd.                                       45,000       2,769       0.0%
#   CW Group Holdings, Ltd.                                      2,804,500     429,663       0.0%
    Dah Sing Banking Group, Ltd.                                 3,943,916   9,365,489       0.5%
    Dah Sing Financial Holdings, Ltd.                            1,526,544  10,193,764       0.5%
*   Daohe Global Group, Ltd.                                       467,000      35,051       0.0%
    Dickson Concepts International, Ltd.                         1,282,500     468,855       0.0%
#*  Digital Domain Holdings, Ltd.                                1,080,000      22,579       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES      VALUE++   OF NET ASSETS**
                                                      ----------- ----------- ---------------
HONG KONG -- (Continued)
*   DTXS Silk Road Investment Holdings Co., Ltd.           22,000 $    13,085       0.0%
    Dynamic Holdings, Ltd.                                 70,000      67,196       0.0%
    Eagle Nice International Holdings, Ltd.             2,086,000     973,961       0.1%
    EcoGreen International Group, Ltd.                  1,782,640     321,490       0.0%
*   eForce Holdings, Ltd.                               5,912,000     148,430       0.0%
*   Elegance Optical International Holdings, Ltd.         542,000     126,209       0.0%
    Emperor Capital Group, Ltd.                        31,527,000   2,429,619       0.1%
    Emperor Entertainment Hotel, Ltd.                   4,725,000   1,062,573       0.1%
    Emperor International Holdings, Ltd.                9,506,753   2,883,910       0.2%
    Emperor Watch & Jewellery, Ltd.                    28,650,000   1,961,957       0.1%
#   Enerchina Holdings, Ltd.                            5,426,700     309,010       0.0%
*   ENM Holdings, Ltd.                                 14,680,000   1,445,067       0.1%
#*  Esprit Holdings, Ltd.                              14,906,850   5,150,581       0.3%
*   eSun Holdings, Ltd.                                 4,444,000     703,816       0.0%
*   Eternity Investment, Ltd.                             830,000      19,576       0.0%
#   Fairwood Holdings, Ltd.                               753,600   2,873,856       0.2%
    Far East Consortium International, Ltd.            10,136,463   5,788,754       0.3%
*   Far East Holdings International, Ltd.               1,728,000     161,431       0.0%
#   FIH Mobile, Ltd.                                   19,005,000   3,258,284       0.2%
    First Pacific Co., Ltd.                             9,464,000   4,846,223       0.3%
*   First Shanghai Investments, Ltd.                    6,944,000     725,515       0.0%
    Fountain SET Holdings, Ltd.                         5,842,000     898,460       0.1%
    Four Seas Mercantile Holdings, Ltd.                   610,000     267,970       0.0%
*   Freeman FinTech Corp., Ltd.                        27,440,000   4,070,164       0.2%
#   Future Bright Holdings, Ltd.                        3,288,000     342,149       0.0%
*   Future World Financial Holdings, Ltd.                 205,723       4,919       0.0%
*   G-Resources Group, Ltd.                           174,891,600   1,421,099       0.1%
*   GCL New Energy Holdings, Ltd.                      44,718,000   2,480,344       0.1%
    Get Nice Financial Group, Ltd.                      2,998,600     485,333       0.0%
#   Get Nice Holdings, Ltd.                            51,222,000   1,884,517       0.1%
    Giordano International, Ltd.                       11,528,000   7,044,470       0.4%
#*  Global Brands Group Holding, Ltd.                  40,918,000   2,016,400       0.1%
    Glorious Sun Enterprises, Ltd.                      4,328,000     477,634       0.0%
    Gold Peak Industries Holdings, Ltd.                 3,029,642     328,581       0.0%
#*  Gold-Finance Holdings, Ltd.                         9,352,000   3,712,280       0.2%
    Golden Resources Development International, Ltd.    3,330,500     201,280       0.0%
#*  Good Resources Holdings, Ltd.                       9,720,000     332,929       0.0%
#   Goodbaby International Holdings, Ltd.               3,165,000   2,008,927       0.1%
*   GR Properties, Ltd.                                 1,296,000     131,555       0.0%
    Great Eagle Holdings, Ltd.                            668,566   3,377,125       0.2%
*   Greenheart Group, Ltd.                                668,000      86,339       0.0%
*   Greentech Technology International, Ltd.            6,240,000     106,243       0.0%
    Guangnan Holdings, Ltd.                             2,363,600     276,343       0.0%
#   Guotai Junan International Holdings, Ltd.          23,547,797   7,035,726       0.4%
#   Haitong International Securities Group, Ltd.       17,520,259  10,213,217       0.5%
    Hanison Construction Holdings, Ltd.                 2,405,649     437,294       0.0%
*   Hao Tian Development Group, Ltd.                   19,412,400     726,072       0.0%
    Harbour Centre Development, Ltd.                      935,500   1,736,343       0.1%
    High Fashion International, Ltd.                      250,000      58,793       0.0%
    HIN Sang Group International Holding Co., Ltd.         74,000      12,380       0.0%
#   HKBN, Ltd.                                          4,150,500   5,811,258       0.3%
    HKR International, Ltd.                             6,178,336   3,759,196       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE++   OF NET ASSETS**
                                                                      ----------- ----------- ---------------
HONG KONG -- (Continued)
*   Hoifu Energy Group, Ltd.                                              876,000 $   113,596       0.0%
    Hon Kwok Land Investment Co., Ltd.                                    388,800     220,811       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                              150,800     859,997       0.1%
    Hong Kong Ferry Holdings Co., Ltd.                                    866,300     995,555       0.1%
#   Hong Kong International Construction Investment Management Group
      Co., Ltd.                                                         2,532,000     664,603       0.0%
    Hong Kong Shanghai Alliance Holdings, Ltd.                          1,248,002     108,287       0.0%
#*  Hong Kong Television Network, Ltd.                                  4,014,751   1,451,544       0.1%
#   Hongkong & Shanghai Hotels, Ltd. (The)                              2,933,845   4,446,505       0.2%
    Hongkong Chinese, Ltd.                                              5,038,000     878,234       0.1%
    Hop Hing Group Holdings, Ltd.                                      13,596,000     317,638       0.0%
    Hopewell Holdings, Ltd.                                             3,604,500  12,786,298       0.7%
#*  Hsin Chong Group Holdings, Ltd.                                    10,323,403      86,284       0.0%
*   Huarong International Financial Holdings, Ltd.                        732,000     143,640       0.0%
#*  Huarong Investment Stock Corp., Ltd.                                1,050,000     114,360       0.0%
*   Huisheng International Holdings, Ltd.                               2,408,000      88,593       0.0%
    Hung Hing Printing Group, Ltd.                                      2,728,000     621,421       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.              11,986,000   4,405,649       0.2%
*   I-CABLE Communications, Ltd.                                        1,030,000      21,911       0.0%
#   IGG, Inc.                                                           7,730,000  11,625,114       0.6%
*   Imagi International Holdings, Ltd.                                  2,142,300     269,869       0.0%
    International Housewares Retail Co., Ltd.                             766,000     154,777       0.0%
    iOne Holdings, Ltd.                                                 2,560,000      48,273       0.0%
    IPE Group, Ltd.                                                     3,345,000     609,934       0.0%
#*  IRC, Ltd.                                                          23,876,266     509,568       0.0%
    IT, Ltd.                                                            4,344,532   2,108,323       0.1%
#   ITC Properties Group, Ltd.                                          5,940,836   2,092,688       0.1%
    Jacobson Pharma Corp., Ltd.                                           600,000     143,888       0.0%
    Johnson Electric Holdings, Ltd.                                     2,623,750   9,134,663       0.5%
    Kader Holdings Co., Ltd.                                              788,000     151,012       0.0%
    Kam Hing International Holdings, Ltd.                               1,830,000     155,315       0.0%
    Karrie International Holdings, Ltd.                                 2,278,000     338,613       0.0%
    Keck Seng Investments                                                 878,600     769,716       0.0%
    Kerry Logistics Network, Ltd.                                       3,024,500   4,618,510       0.2%
    Kingmaker Footwear Holdings, Ltd.                                   2,200,955     578,646       0.0%
    Kowloon Development Co., Ltd.                                       2,549,000   2,871,453       0.2%
*   Kwan On Holdings, Ltd.                                              2,340,000     286,508       0.0%
    Kwoon Chung Bus Holdings, Ltd.                                         44,000      24,410       0.0%
    L'Occitane International SA                                         1,194,250   2,215,272       0.1%
    Lai Sun Development Co., Ltd.                                       1,916,410   2,960,910       0.2%
    Lai Sun Garment International, Ltd.                                   673,055     968,254       0.1%
    Lam Soon Hong Kong, Ltd.                                              302,310     573,259       0.0%
*   Landing International Development, Ltd.                           168,800,000   3,827,429       0.2%
    Landsea Green Group Co., Ltd.                                       2,272,000     298,838       0.0%
*   LEAP Holdings Group, Ltd.                                           5,160,000     398,830       0.0%
    Lifestyle International Holdings, Ltd.                              2,741,000   5,123,762       0.3%
    Lippo China Resources, Ltd.                                        20,922,000     648,387       0.0%
    Lippo, Ltd.                                                         1,161,700     610,535       0.0%
    Liu Chong Hing Investment, Ltd.                                     1,323,200   2,127,496       0.1%
    Luk Fook Holdings International, Ltd.                               3,329,000  13,914,340       0.7%
    Luks Group Vietnam Holdings Co., Ltd.                                 514,913     162,218       0.0%
    Lung Kee Bermuda Holdings                                           1,609,875     833,347       0.1%
#*  Macau Legend Development, Ltd.                                     18,092,000   2,869,555       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
HONG KONG -- (Continued)
    Magnificent Hotel Investment, Ltd.                      13,170,000 $   357,683       0.0%
*   Man Sang International, Ltd.                               132,000       7,646       0.0%
#   Man Wah Holdings, Ltd.                                  13,457,600   9,952,949       0.5%
#*  Mason Group Holdings, Ltd.                              55,573,399   1,456,564       0.1%
#*  Master Glory Group, Ltd.(BYTP1T9)                       48,990,592     467,182       0.0%
*   Master Glory Group, Ltd.(BYTP1T9)                          394,860       3,773       0.0%
    Matrix Holdings, Ltd.                                    1,067,414     395,105       0.0%
*   Maxnerva Technology Services, Ltd.                         982,000     165,331       0.0%
*   Mei Ah Entertainment Group, Ltd.                           480,000      16,483       0.0%
    Meilleure Health International Industry Group, Ltd.      1,248,000      66,043       0.0%
    Melbourne Enterprises, Ltd.                                 39,500     949,368       0.1%
    Melco International Development, Ltd.                    1,281,000   4,742,694       0.3%
    Microport Scientific Corp.                               1,295,000   1,508,038       0.1%
    Midas International Holdings, Ltd.                       8,460,000     295,337       0.0%
*   Midland Holdings, Ltd.                                   5,254,000   1,425,519       0.1%
*   Midland IC&I, Ltd.                                       2,591,000     108,892       0.0%
    Ming Fai International Holdings, Ltd.                    2,148,000     323,008       0.0%
#   Miramar Hotel & Investment                               1,039,000   2,036,818       0.1%
    Modern Dental Group, Ltd.                                2,018,000     578,116       0.0%
*   Mongolian Mining Corp.                                  17,058,500     324,115       0.0%
    NagaCorp, Ltd.                                          12,782,000  13,214,612       0.7%
    Nameson Holdings, Ltd.                                   5,052,000   1,003,491       0.1%
    Nanyang Holdings, Ltd.                                     133,500     967,118       0.1%
    National Electronic Hldgs                                2,668,600     393,458       0.0%
*   National United Resources Holdings, Ltd.                18,280,000      61,953       0.0%
*   Neo-Neon Holdings, Ltd.                                  2,337,500     254,977       0.0%
*   New Century Group Hong Kong, Ltd.                       13,351,464     232,461       0.0%
*   NEW Concepts Holdings, Ltd.                              1,012,000     501,239       0.0%
*   New Sports Group, Ltd.                                   1,186,000     119,902       0.0%
*   New Times Energy Corp., Ltd.                            10,056,600     234,941       0.0%
*   Newocean Energy Holdings, Ltd.                           8,034,000   1,871,258       0.1%
*   Newtree Group Holdings, Ltd.                             6,126,000     459,902       0.0%
*   Next Digital, Ltd.                                       4,295,183     147,450       0.0%
*   Nimble Holdings Co., Ltd.                                1,002,000     174,174       0.0%
*   Nine Express, Ltd.                                       1,440,000      62,087       0.0%
*   OCI International Holdings, Ltd.                            56,000       9,638       0.0%
#   OP Financial, Ltd.                                       4,204,000   1,677,237       0.1%
    Orange Sky Golden Harvest Entertainment Holdings, Ltd.  10,589,706     696,267       0.0%
    Orient Overseas International, Ltd.                      1,123,000  10,677,992       0.6%
    Oriental Watch Holdings                                  3,078,800   1,007,419       0.1%
*   Pacific Andes International Holdings, Ltd.              19,435,067      67,849       0.0%
*   Pacific Basin Shipping, Ltd.                            33,538,000   8,917,557       0.5%
    Pacific Plywood Holdings, Ltd.                           2,200,000      52,977       0.0%
    Pacific Textiles Holdings, Ltd.                          6,737,000   6,163,152       0.3%
    Pak Fah Yeow International, Ltd.                             5,000       2,251       0.0%
    Paliburg Holdings, Ltd.                                  3,180,830   1,390,549       0.1%
#*  Paradise Entertainment, Ltd.                             3,652,000     449,013       0.0%
    PC Partner Group, Ltd.                                   1,550,000   1,033,052       0.1%
*   Pearl Oriental Oil, Ltd.                                11,849,400     220,422       0.0%
    Pegasus International Holdings, Ltd.                       226,000      30,645       0.0%
    Perfect Shape Beauty Technology, Ltd.                    1,348,000     191,341       0.0%
#   Pico Far East Holdings, Ltd.                             5,824,000   2,366,525       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                 ---------- ---------- ---------------
HONG KONG -- (Continued)
    Playmates Holdings, Ltd.                      7,082,000 $  970,599       0.1%
    Playmates Toys, Ltd.                          6,328,000    699,696       0.0%
    Plover Bay Technologies, Ltd.                 1,984,000    401,104       0.0%
#   Pokfulam Development Co.                        234,000    522,793       0.0%
    Polytec Asset Holdings, Ltd.                 11,323,526    964,147       0.1%
*   PT International Development Co., Ltd.        2,839,150    195,201       0.0%
    Public Financial Holdings, Ltd.               3,166,000  1,356,049       0.1%
    PuraPharm Corp., Ltd.                           137,000     42,281       0.0%
*   PYI Corp., Ltd.                              29,673,973    523,588       0.0%
*   Qianhai Health Holdings, Ltd.                 1,077,499     11,948       0.0%
*   Quali-Smart Holdings, Ltd.                      152,000     11,993       0.0%
#*  Realord Group Holdings, Ltd.                  2,912,000  1,780,472       0.1%
    Regal Hotels International Holdings, Ltd.     2,915,800  1,952,058       0.1%
*   Regent Pacific Group, Ltd.                    8,730,000    287,249       0.0%
#   Regina Miracle International Holdings, Ltd.   1,995,000  1,711,740       0.1%
    SA SA International Holdings, Ltd.           12,296,429  7,629,669       0.4%
    Safety Godown Co., Ltd.                         400,000    874,828       0.1%
    SAS Dragon Holdings, Ltd.                     2,182,000    643,424       0.0%
#   SEA Holdings, Ltd.                            1,661,523  2,743,764       0.1%
#   Shenwan Hongyuan HK, Ltd.                     4,291,250  1,322,449       0.1%
*   Shougang Concord Grand Group, Ltd.            1,158,000     28,419       0.0%
    Shun Ho Property Investments, Ltd.            1,254,757    455,101       0.0%
    Shun Tak Holdings, Ltd.                      13,739,419  5,654,710       0.3%
#*  Shunten International Holdings, Ltd.          6,064,000    856,433       0.1%
*   Silver base Group Holdings, Ltd.              6,545,515    514,213       0.0%
*   Sincere Watch Hong Kong, Ltd.                 4,450,000     65,016       0.0%
    Sing Tao News Corp., Ltd.                     1,974,000    273,596       0.0%
    Singamas Container Holdings, Ltd.            12,698,000  2,022,751       0.1%
    SIS International Holdings                       34,000     20,815       0.0%
    SITC International Holdings Co., Ltd.         3,597,000  3,832,408       0.2%
#   Sitoy Group Holdings, Ltd.                    1,463,000    313,457       0.0%
    Sky Light Holdings, Ltd.                        721,000     81,754       0.0%
#   SmarTone Telecommunications Holdings, Ltd.    3,975,980  4,203,461       0.2%
*   SOCAM Development, Ltd.                       2,136,771    485,829       0.0%
#*  Solartech International Holdings, Ltd.       15,580,000  2,498,054       0.1%
*   Solomon Systech International, Ltd.          11,680,000    502,300       0.0%
    Soundwill Holdings, Ltd.                        612,500  1,089,524       0.1%
*   South China Financial Holdings, Ltd.         21,850,000    110,664       0.0%
*   South China Holdings Co., Ltd.               17,774,503    598,277       0.0%
*   South Sea Petroleum Holdings, Ltd.            1,920,000     10,747       0.0%
    Stella International Holdings, Ltd.           1,999,500  2,356,186       0.1%
*   Stelux Holdings International, Ltd.           3,011,400    240,747       0.0%
    Strong Petrochemical Holdings, Ltd.           2,016,000    229,197       0.0%
*   Success Universe Group, Ltd.                  6,716,000    210,465       0.0%
#*  Summit Ascent Holdings, Ltd.                  7,590,000    906,778       0.1%
    Sun Hing Vision Group Holdings, Ltd.            358,000    144,924       0.0%
    Sun Hung Kai & Co., Ltd.                      5,113,429  3,154,664       0.2%
    Sunwah Kingsway Capital Holdings, Ltd.        9,612,500    120,761       0.0%
    TAI Cheung Holdings, Ltd.                     2,130,000  2,346,105       0.1%
    Tai Sang Land Development, Ltd.                 781,910    507,211       0.0%
*   Talent Property Group, Ltd.                  14,355,000    157,371       0.0%
#   Tan Chong International, Ltd.                 1,176,000    405,791       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
HONG KONG -- (Continued)
    Tao Heung Holdings, Ltd.                                 1,439,000 $   261,595       0.0%
#   Television Broadcasts, Ltd.                              2,412,600   7,656,497       0.4%
*   Termbray Industries International Holdings, Ltd.         2,304,900     176,834       0.0%
    Tern Properties Co., Ltd.                                   51,200      31,538       0.0%
#   Texwinca Holdings, Ltd.                                  7,044,000   3,541,600       0.2%
*   Theme International Holdings, Ltd.                       3,620,000      83,798       0.0%
#   Tian Teck Land, Ltd.                                     1,024,000   1,198,869       0.1%
    TK Group Holdings, Ltd.                                    612,000     453,235       0.0%
#*  Tom Group, Ltd.                                          1,434,000     400,121       0.0%
#   Town Health International Medical Group, Ltd.            6,692,000     441,236       0.0%
#   Tradelink Electronic Commerce, Ltd.                      5,670,000     964,183       0.1%
    Transport International Holdings, Ltd.                   1,400,541   4,243,414       0.2%
*   Trinity, Ltd.                                            8,046,000     812,338       0.1%
*   TSC Group Holdings, Ltd.                                 3,386,000     293,361       0.0%
#   Tsui Wah Holdings, Ltd.                                  3,578,000     504,959       0.0%
    Union Medical Healthcare, Ltd.                             663,097     309,043       0.0%
#*  United Laboratories International Holdings, Ltd. (The)   6,004,000   6,513,462       0.3%
*   Universal Technologies Holdings, Ltd.                    7,410,000     299,931       0.0%
*   Universe International Financial Holdings, Ltd.            405,000      36,031       0.0%
*   Up Energy Development Group, Ltd.                        3,929,000      12,114       0.0%
    Upbest Group, Ltd.                                          72,000       9,366       0.0%
*   Value Convergence Holdings, Ltd.                         4,736,000     824,464       0.1%
    Value Partners Group, Ltd.                               4,460,000   4,218,736       0.2%
    Vanke Property Overseas, Ltd.                               49,000      29,866       0.0%
    Vantage International Holdings, Ltd.                     3,160,000     339,637       0.0%
    Vedan International Holdings, Ltd.                       3,576,000     355,890       0.0%
*   Victory City International Holdings, Ltd.               31,219,660     427,361       0.0%
    Vitasoy International Holdings, Ltd.                     5,663,000  15,017,627       0.8%
#   VPower Group International Holdings, Ltd.                  868,000     451,719       0.0%
*   VS International Group, Ltd.                             1,022,000      25,572       0.0%
#   VSTECS Holdings, Ltd.                                    5,429,600   2,832,896       0.2%
#   VTech Holdings, Ltd.                                       961,000  11,701,390       0.6%
    Wai Kee Holdings, Ltd.                                   7,582,738   4,385,550       0.2%
*   Wan Kei Group Holdings, Ltd.                               360,000      62,712       0.0%
    Wang On Group, Ltd.                                     17,520,000     255,430       0.0%
    Win Hanverky Holdings, Ltd.                              2,938,000     283,492       0.0%
*   Winfull Group Holdings, Ltd.                             9,512,000     182,662       0.0%
    Wing On Co. International, Ltd.                            759,000   2,822,931       0.2%
    Wing Tai Properties, Ltd.                                2,107,331   1,633,562       0.1%
    Wonderful Sky Financial Group Holdings, Ltd.             1,386,000     238,590       0.0%
    Wong's International Holdings, Ltd.                        737,641     283,090       0.0%
    Wong's Kong King International                             322,000      50,838       0.0%
    Xinyi Glass Holdings, Ltd.                               3,252,000   4,675,073       0.2%
    Yangtzekiang Garment, Ltd.                                 592,500     222,378       0.0%
#*  Yat Sing Holdings, Ltd.                                    950,000      55,305       0.0%
    Yau Lee Holdings, Ltd.                                     424,000      76,545       0.0%
    Yeebo International Holdings, Ltd.                       2,828,000     795,439       0.1%
    YGM Trading, Ltd.                                          447,000     345,320       0.0%
*   YT Realty Group, Ltd.                                      749,000     238,334       0.0%
*   Yuan Heng Gas Holdings, Ltd.                               184,000      17,579       0.0%
    Yugang International, Ltd.                              90,818,000   2,454,058       0.1%
*   Yunfeng Financial Group, Ltd.                              270,000     159,122       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                              PERCENTAGE
                                                      SHARES     VALUE++    OF NET ASSETS**
                                                     --------- ------------ ---------------
HONG KONG -- (Continued)
*   ZH International Holdings, Ltd.                    280,000 $     10,568       0.0%
                                                               ------------      ----
TOTAL HONG KONG                                                 524,548,414      26.6%
                                                               ------------      ----
NEW ZEALAND -- (5.3%)
*   a2 Milk Co., Ltd.                                1,446,358   12,291,996       0.6%
    Abano Healthcare Group, Ltd.                        30,725      182,954       0.0%
    Air New Zealand, Ltd.                            1,448,237    3,323,067       0.2%
#   Arvida Group, Ltd.                                 306,433      258,451       0.0%
    Briscoe Group, Ltd.                                  2,235        5,500       0.0%
#   CBL Corp., Ltd.                                     52,334      116,726       0.0%
#   Chorus, Ltd.                                     2,364,083    6,707,415       0.3%
    Colonial Motor Co., Ltd. (The)                     144,588      792,454       0.1%
#   Comvita, Ltd.                                       18,026       88,977       0.0%
    EBOS Group, Ltd.                                   449,499    5,615,735       0.3%
    Evolve Education Group, Ltd.                        36,611       12,344       0.0%
#   Freightways, Ltd.                                  960,640    5,051,963       0.3%
    Genesis Energy, Ltd.                             1,346,764    2,129,277       0.1%
#   Gentrack Group, Ltd.                                33,424      164,652       0.0%
    Hallenstein Glasson Holdings, Ltd.                 242,445      778,487       0.0%
    Heartland Bank, Ltd.                             1,297,373    1,633,055       0.1%
    Infratil, Ltd.                                   3,273,797    7,339,196       0.4%
    Investore Property, Ltd.                            29,015       28,960       0.0%
    Kathmandu Holdings, Ltd.                           713,580    1,314,633       0.1%
    Mainfreight, Ltd.                                  536,356    9,324,522       0.5%
    Methven, Ltd.                                       96,877       69,201       0.0%
#   Metlifecare, Ltd.                                  596,599    2,422,616       0.1%
#   Metro Performance Glass, Ltd.                       28,996       17,675       0.0%
    Millennium & Copthorne Hotels New Zealand, Ltd.    395,725      790,901       0.1%
*   New Zealand Oil & Gas, Ltd.                         61,708       26,202       0.0%
    New Zealand Refining Co., Ltd. (The)               640,364    1,058,347       0.1%
    NZME, Ltd.(BD5W4X2)                                945,851      555,073       0.0%
    NZME, Ltd.(BD310N3)                                 16,366        9,562       0.0%
    NZX, Ltd.                                          973,717      739,303       0.0%
*   Pacific Edge, Ltd.                                 442,720      106,085       0.0%
    PGG Wrightson, Ltd.                                999,976      428,433       0.0%
    Port of Tauranga, Ltd.                           2,313,913    7,942,007       0.4%
*   Pushpay Holdings, Ltd.                             136,023      381,515       0.0%
    Restaurant Brands New Zealand, Ltd.                597,312    3,012,427       0.2%
*   Rubicon, Ltd.                                    1,442,620      246,577       0.0%
    Ryman Healthcare, Ltd.                              90,553      673,982       0.0%
    Sanford Ltd/NZ                                     382,357    2,033,609       0.1%
    Scales Corp., Ltd.                                 182,612      568,430       0.0%
    Scott Technology, Ltd.                              45,734      105,923       0.0%
#   Skellerup Holdings, Ltd.                           663,496      833,809       0.1%
#   SKY Network Television, Ltd.                     2,080,268    3,324,961       0.2%
    SKYCITY Entertainment Group, Ltd.                4,994,656   14,191,767       0.7%
#   Steel & Tube Holdings, Ltd.                        441,625      620,685       0.0%
#   Summerset Group Holdings, Ltd.                     836,490    4,049,529       0.2%
#*  Synlait Milk, Ltd.                                 104,341      732,381       0.0%
    Tegel Group Holdings, Ltd.                         202,323      161,982       0.0%
    Tilt Renewables, Ltd.                               87,581      118,764       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                      ---------- ------------ ---------------
NEW ZEALAND -- (Continued)
#   Tourism Holdings, Ltd.                               429,086 $  1,831,835       0.1%
*   Tower, Ltd.                                          887,040      491,981       0.0%
    Trade Me Group, Ltd.                               1,783,440    5,817,424       0.3%
#   Trustpower, Ltd.                                     150,487      599,971       0.0%
    Turners Automotive Group, Ltd.                        13,182       27,620       0.0%
    Vector, Ltd.                                       1,198,563    2,698,700       0.1%
    Vista Group International, Ltd.                       13,410       28,294       0.0%
    Warehouse Group, Ltd. (The)                          698,604      991,490       0.1%
                                                                 ------------       ---
TOTAL NEW ZEALAND                                                 114,869,425       5.8%
                                                                 ------------       ---
SINGAPORE -- (9.5%)
*   Abterra, Ltd.                                        230,320        9,485       0.0%
    Accordia Golf Trust                                3,605,400    1,670,445       0.1%
#   AEM Holdings, Ltd.                                   319,300    1,442,242       0.1%
    Amara Holdings, Ltd.                                 974,800      378,143       0.0%
    Ascendas India Trust                               2,216,800    1,736,189       0.1%
*   ASL Marine Holdings, Ltd.                            148,950        9,280       0.0%
    Baker Technology, Ltd.                               289,580      122,970       0.0%
#*  Banyan Tree Holdings, Ltd.                         1,006,300      445,959       0.0%
    Best World International, Ltd.                     1,922,850    2,158,330       0.1%
#   Bonvests Holdings, Ltd.                              950,000      938,885       0.1%
#   Boustead Projects, Ltd.                              497,612      296,096       0.0%
    Boustead Singapore, Ltd.                           1,827,636    1,110,751       0.1%
#   Breadtalk Group, Ltd.                                894,200    1,323,585       0.1%
#   Bukit Sembawang Estates, Ltd.                        963,703    4,490,870       0.2%
    Bund Center Investment, Ltd.                         659,825      354,625       0.0%
    Centurion Corp., Ltd.                              1,207,600      427,144       0.0%
#   China Aviation Oil Singapore Corp., Ltd.           2,440,199    2,971,274       0.2%
#   China Sunsine Chemical Holdings, Ltd.                891,000    1,000,647       0.1%
#   Chip Eng Seng Corp., Ltd.                          3,678,400    2,761,280       0.1%
    Chuan Hup Holdings, Ltd.                           3,853,500      871,074       0.1%
    CITIC Envirotech, Ltd.                             1,322,300      710,982       0.0%
#*  Cityneon Holdings, Ltd.                              320,400      251,803       0.0%
    Civmec, Ltd.                                         162,700       68,565       0.0%
    ComfortDelGro Corp., Ltd.                          2,383,200    4,022,337       0.2%
#*  COSCO Shipping International Singapore Co., Ltd.   6,639,300    2,326,834       0.1%
#*  Creative Technology, Ltd.                            272,200    1,178,634       0.1%
#   CSE Global, Ltd.                                   3,443,600    1,073,024       0.1%
    Del Monte Pacific, Ltd.                            2,363,364      349,794       0.0%
    Delfi, Ltd.                                          788,500      856,818       0.1%
#*  Delong Holdings, Ltd.                                 74,500      231,997       0.0%
    DMX Technologies Group, Ltd.                       2,096,000       30,261       0.0%
    Duty Free International, Ltd.                        720,700      116,183       0.0%
#*  Dyna-Mac Holdings, Ltd.                            2,007,300      194,917       0.0%
    Elec & Eltek International Co., Ltd.                 163,500      263,973       0.0%
    EnGro Corp., Ltd.                                    287,900      213,772       0.0%
#*  Ezion Holdings, Ltd.                              12,591,378    1,128,448       0.1%
#*  Ezra Holdings, Ltd.                               19,242,923      292,257       0.0%
    Far East Orchard, Ltd.                             1,110,085    1,236,518       0.1%
#   First Resources, Ltd.                              4,909,700    6,243,006       0.3%
    First Sponsor Group, Ltd.                            484,727      463,337       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                      ---------- ---------- ---------------
SINGAPORE -- (Continued)
#   Food Empire Holdings, Ltd.                         1,418,200 $  692,989       0.0%
#*  Fragrance Group, Ltd.                              6,077,000    686,788       0.0%
#   Frencken Group, Ltd.                                 918,000    380,806       0.0%
    Fu Yu Corp., Ltd.                                  2,352,600    339,209       0.0%
#*  Gallant Venture, Ltd.                              4,992,500    491,170       0.0%
#   Geo Energy Resources, Ltd.                         3,369,600    554,556       0.0%
    GK Goh Holdings, Ltd.                              1,484,065  1,238,740       0.1%
    GL, Ltd.                                           3,431,500  2,092,946       0.1%
    Golden Agri-Resources, Ltd.                       22,363,500  5,798,555       0.3%
#   Golden Energy & Resources, Ltd.                      479,600    131,641       0.0%
    GP Industries, Ltd.                                2,567,609  1,448,904       0.1%
    GuocoLand, Ltd.                                    1,260,214  2,054,046       0.1%
#   Halcyon Agri Corp., Ltd.                           1,718,048    729,304       0.0%
#   Hanwell Holdings, Ltd.                             1,888,219    324,628       0.0%
    Haw Par Corp., Ltd.                                  137,500  1,442,378       0.1%
#   Health Management International, Ltd.              1,542,930    760,313       0.0%
#   Hi-P International, Ltd.                           1,409,500  1,739,587       0.1%
#   Hiap Hoe, Ltd.                                       498,000    334,061       0.0%
    Ho Bee Land, Ltd.                                  1,604,700  3,113,278       0.2%
#   Hong Fok Corp., Ltd.                               3,531,394  2,123,231       0.1%
    Hong Leong Asia, Ltd.                                896,300    643,420       0.0%
    Hong Leong Finance, Ltd.                             403,100    853,384       0.1%
    Hotel Grand Central, Ltd.                          1,531,768  1,831,588       0.1%
    Hour Glass, Ltd. (The)                             1,814,832    888,734       0.1%
    Hutchison Port Holdings Trust                      8,725,800  2,909,190       0.2%
    Hwa Hong Corp., Ltd.                               2,123,500    510,514       0.0%
#   Hyflux, Ltd.(BDZV6P5)                                200,000     45,249       0.0%
#   Hyflux, Ltd.(6320058)                              3,707,700    696,628       0.0%
#   iFAST Corp., Ltd.                                    197,300    135,564       0.0%
#   Indofood Agri Resources, Ltd.                      3,432,100    826,753       0.1%
    InnoTek, Ltd.                                        166,400     48,913       0.0%
    Isetan Singapore, Ltd.                               119,000    349,239       0.0%
#   Japfa, Ltd.                                        2,449,400    880,964       0.1%
#   k1 Ventures, Ltd.                                  1,005,220     74,292       0.0%
    Keppel Infrastructure Trust                       10,068,032  4,089,663       0.2%
#   Keppel Telecommunications & Transportation, Ltd.   1,369,300  1,563,243       0.1%
    Koh Brothers Group, Ltd.                           1,432,000    326,750       0.0%
#   KSH Holdings, Ltd.                                 1,222,100    600,772       0.0%
    Lee Metal Group, Ltd.                                137,900     43,078       0.0%
#   Lian Beng Group, Ltd.                              2,611,200  1,220,923       0.1%
    Low Keng Huat Singapore, Ltd.                        912,900    457,044       0.0%
    Lum Chang Holdings, Ltd.                           1,094,030    292,690       0.0%
#   M1, Ltd.                                           2,742,100  3,734,796       0.2%
#   Mandarin Oriental International, Ltd.              1,113,700  2,662,447       0.1%
#*  Marco Polo Marine, Ltd.                            3,322,500     67,653       0.0%
#   Memtech International, Ltd.                          158,000    157,546       0.0%
    Metro Holdings, Ltd.                               2,781,892  2,449,135       0.1%
    Mewah International, Inc.                             89,000     18,841       0.0%
    Micro-Mechanics Holdings, Ltd.                           300        410       0.0%
#*  Midas Holdings, Ltd.                               9,974,000  1,444,199       0.1%
#*  mm2 Asia, Ltd.                                     1,247,400    462,839       0.0%
*   Nam Cheong, Ltd.                                   6,557,040     37,087       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                              ---------- ----------- ---------------
SINGAPORE -- (Continued)
    Nera Telecommunications, Ltd.              1,143,400 $   322,238       0.0%
    New Toyo International Holdings, Ltd.      1,624,000     311,406       0.0%
#   NSL, Ltd.                                    409,900     423,720       0.0%
#   OUE, Ltd.                                  2,008,500   2,732,819       0.1%
#   Oxley Holdings, Ltd.                       4,040,356   1,469,157       0.1%
#*  Pacc Offshore Services Holdings, Ltd.      1,132,900     276,056       0.0%
#   Pan-United Corp., Ltd.                     2,435,750     707,066       0.0%
*   Penguin International, Ltd.                  446,032     121,632       0.0%
    Perennial Real Estate Holdings, Ltd.         148,900      97,893       0.0%
#   Q&M Dental Group Singapore, Ltd.           2,269,300   1,031,787       0.1%
    QAF, Ltd.                                  1,414,056   1,105,773       0.1%
#*  Raffles Education Corp., Ltd.              5,429,723     751,255       0.0%
#   Raffles Medical Group, Ltd.                5,452,278   4,713,359       0.2%
    RHT Health Trust                           3,131,500   1,889,291       0.1%
    Riverstone Holdings, Ltd.                  1,235,600     976,597       0.1%
#   Roxy-Pacific Holdings, Ltd.                  423,940     171,047       0.0%
    SBS Transit, Ltd.                            926,200   1,808,723       0.1%
#   SembCorp Marine, Ltd.                      3,612,200   5,775,333       0.3%
    Sheng Siong Group, Ltd.                    4,513,000   3,464,966       0.2%
#   SHS Holdings, Ltd.                         2,304,100     389,624       0.0%
    SIA Engineering Co., Ltd.                    697,900   1,707,800       0.1%
#   SIIC Environment Holdings, Ltd.            4,783,320   1,566,324       0.1%
#   Sinarmas Land, Ltd.                        6,897,100   1,889,644       0.1%
#   Sing Holdings, Ltd.                        1,623,100     542,233       0.0%
    Sing Investments & Finance, Ltd.             324,075     376,396       0.0%
#   Singapore Post, Ltd.                      10,888,300  10,963,590       0.6%
#   Singapore Press Holdings, Ltd.             6,191,500  12,651,933       0.7%
    Singapore Reinsurance Corp., Ltd.          1,514,530     365,138       0.0%
    Singapore Shipping Corp., Ltd.             1,640,700     351,840       0.0%
    Singapura Finance, Ltd.                      348,124     275,383       0.0%
#*  Sino Grandness Food Industry Group, Ltd.   4,336,435     646,034       0.0%
    Stamford Land Corp., Ltd.                  3,188,100   1,176,996       0.1%
#   StarHub, Ltd.                              2,437,800   4,158,683       0.2%
    Straco Corp., Ltd.                           130,000      77,354       0.0%
#   Sunningdale Tech, Ltd.                     1,117,560   1,083,169       0.1%
*   SunVic Chemical Holdings, Ltd.               841,445      42,242       0.0%
#*  Swiber Holdings, Ltd.                      2,895,250      44,542       0.0%
*   Tat Hong Holdings, Ltd.                    2,662,560   1,090,324       0.1%
#*  Thomson Medical Group, Ltd.                4,294,500     302,144       0.0%
*   Tiong Woon Corp. Holding, Ltd.               228,100      51,828       0.0%
#   Tuan Sing Holdings, Ltd.                   4,868,495   1,569,917       0.1%
    UMS Holdings, Ltd.                         3,202,575   2,567,972       0.1%
    United Engineers, Ltd.                     3,318,328   6,802,960       0.4%
    United Industrial Corp., Ltd.                174,269     428,162       0.0%
    United Overseas Insurance, Ltd.              181,850   1,005,475       0.1%
    UOB-Kay Hian Holdings, Ltd.                2,008,761   2,040,880       0.1%
    UPP Holdings, Ltd.                         3,076,900     577,522       0.0%
#   Valuetronics Holdings, Ltd.                2,410,850   1,413,834       0.1%
    Venture Corp., Ltd.                          546,600   8,549,401       0.4%
    Vibrant Group, Ltd.                        2,058,620     527,049       0.0%
    Vicom, Ltd.                                  119,500     544,006       0.0%
#   Wee Hur Holdings, Ltd.                     2,769,000     478,381       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                                     PERCENTAGE
                                                                           SHARES      VALUE++     OF NET ASSETS**
                                                                         ---------- -------------- ---------------
SINGAPORE -- (Continued)
#     Wheelock Properties Singapore, Ltd.                                 1,933,000 $    2,643,612        0.1%
      Wing Tai Holdings, Ltd.                                             3,453,267      5,290,988        0.3%
*     Xinghua Port Holdings, Ltd.                                         2,435,750        384,822        0.0%
      Yeo Hiap Seng, Ltd.                                                   223,731        193,741        0.0%
      YHI International, Ltd.                                               176,200         62,077        0.0%
#*    Yongnam Holdings, Ltd.                                              2,917,700        675,725        0.0%
      Zhongmin Baihui Retail Group, Ltd.                                     26,900         17,091        0.0%
                                                                                    --------------      -----
TOTAL SINGAPORE                                                                        206,250,366       10.5%
                                                                                    --------------      -----
TOTAL COMMON STOCKS                                                                  1,964,777,468       99.6%
                                                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*     International Standard Resources Holdings, Ltd. Warrants 05/10/18   3,097,050          3,946        0.0%
                                                                                    --------------      -----
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23                              7,554,827             --        0.0%
*     Thomson Medical Group, Ltd. Warrants 04/24/19                       8,589,000         38,864        0.0%
                                                                                    --------------      -----
TOTAL SINGAPORE                                                                             38,864        0.0%
                                                                                    --------------      -----
TOTAL RIGHTS/WARRANTS                                                                       42,810        0.0%
                                                                                    --------------      -----
TOTAL INVESTMENT SECURITIES                                                          1,964,820,278
                                                                                    --------------

                                                                                       VALUE+
                                                                                    --------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund                                     17,704,883    204,845,502       10.4%
                                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,060,735,021)                                 $2,169,665,780      110.0%
                                                                                    ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
 -                              -------- -------------- ------- --------------
 Common Stocks
    Australia                   $ 99,886 $1,118,748,772   --    $1,118,848,658
    Canada                       103,199             --   --           103,199
    China                             --        157,406   --           157,406
    Hong Kong                    128,772    524,419,642   --       524,548,414
    New Zealand                       --    114,869,425   --       114,869,425
    Singapore                    469,566    205,780,800   --       206,250,366
 Rights/Warrants
    Hong Kong                         --          3,946   --             3,946
    Singapore                         --         38,864   --            38,864
 Securities Lending Collateral        --    204,845,502   --       204,845,502
                                -------- --------------   --    --------------
 TOTAL                          $801,423 $2,168,864,357   --    $2,169,665,780
                                ======== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (22.9%)
    4imprint Group P.L.C.                                          105,838 $ 2,504,992       0.1%
    888 Holdings P.L.C.                                          1,328,751   5,024,535       0.2%
    AA P.L.C.                                                    3,246,551   6,068,671       0.3%
    B&M European Value Retail SA                                 2,954,304  16,463,263       0.7%
    Bellway P.L.C.                                                 675,617  30,785,368       1.3%
    Bloomsbury Publishing P.L.C.                                   311,604     757,304       0.0%
    Bovis Homes Group P.L.C.                                       921,633  15,681,182       0.7%
    Card Factory P.L.C.                                          1,228,787   3,908,985       0.2%
*   Carpetright P.L.C.                                              95,402      55,437       0.0%
#   Centaur Media P.L.C.                                           537,905     391,715       0.0%
    Cineworld Group P.L.C.                                       6,296,220  22,477,551       0.9%
    Connect Group P.L.C.                                         1,312,384   1,090,651       0.1%
    Countryside Properties P.L.C.                                1,048,164   5,165,185       0.2%
    Crest Nicholson Holdings P.L.C.                              1,693,312  11,353,726       0.5%
    Daily Mail & General Trust P.L.C.                            1,647,479  15,303,681       0.6%
#   Debenhams P.L.C.                                             6,862,458   2,183,761       0.1%
    DFS Furniture P.L.C.                                           815,730   2,553,438       0.1%
    Dignity P.L.C.                                                 288,661   4,330,156       0.2%
    Dixons Carphone P.L.C.                                       4,933,592  13,756,814       0.6%
    Domino's Pizza Group P.L.C.                                  2,661,691  13,267,246       0.6%
    Dunelm Group P.L.C.                                            506,904   3,932,340       0.2%
*   EI Group P.L.C.                                              3,227,233   5,718,046       0.2%
    Entertainment One, Ltd.                                      1,606,938   6,019,053       0.3%
    Euromoney Institutional Investor P.L.C.                        271,732   4,910,645       0.2%
*   Findel P.L.C.                                                  239,314     837,454       0.0%
    Fuller Smith & Turner P.L.C. Class A                           137,989   1,801,139       0.1%
*   Future P.L.C.                                                   47,922     293,846       0.0%
    GAME Digital P.L.C.                                             15,397       7,718       0.0%
    Games Workshop Group P.L.C.                                    153,682   5,125,087       0.2%
#   Greene King P.L.C.                                           1,838,093  13,809,452       0.6%
    Greggs P.L.C.                                                  594,391   9,936,495       0.4%
    GVC CVR                                                      6,643,757     990,561       0.0%
    GVC Holdings P.L.C.                                          2,345,568  28,711,150       1.2%
    Gym Group P.L.C. (The)                                         507,889   1,724,314       0.1%
    Halfords Group P.L.C.                                        1,287,580   6,710,129       0.3%
    Headlam Group P.L.C.                                           470,006   2,890,149       0.1%
    Henry Boot P.L.C.                                              438,814   1,728,689       0.1%
    Hollywood Bowl Group P.L.C.                                     63,477     185,117       0.0%
    Hostelworld Group P.L.C.                                       142,387     798,451       0.0%
    Huntsworth P.L.C.                                            1,145,315   1,571,162       0.1%
    Inchcape P.L.C.                                              2,461,419  24,590,456       1.0%
    ITE Group P.L.C.                                             1,593,582   3,347,063       0.1%
    J D Wetherspoon P.L.C.                                         481,928   7,696,510       0.3%
*   Jackpotjoy P.L.C.                                              269,296   3,036,463       0.1%
    JD Sports Fashion P.L.C.                                     2,289,045  12,279,164       0.5%
#   John Menzies P.L.C.                                            472,761   4,131,126       0.2%
*   Laura Ashley Holdings P.L.C.                                   564,411      32,853       0.0%
    Lookers P.L.C.                                               1,879,684   2,611,269       0.1%
    Marston's P.L.C.                                             4,171,154   6,175,283       0.3%
    McCarthy & Stone P.L.C.                                      1,796,401   3,349,382       0.1%
    Merlin Entertainments P.L.C.                                 2,085,075  10,547,800       0.4%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Millennium & Copthorne Hotels P.L.C.                            995,879 $  7,846,186       0.3%
    Mitchells & Butlers P.L.C.                                    1,270,976    4,927,441       0.2%
    MJ Gleeson P.L.C.                                               191,456    1,928,511       0.1%
#*  Mothercare P.L.C.                                               771,640      193,133       0.0%
    Motorpoint group P.L.C.                                          24,005       85,282       0.0%
    N Brown Group P.L.C.                                          1,083,230    3,045,853       0.1%
#*  Ocado Group P.L.C.                                            2,765,277   20,440,094       0.8%
    On the Beach Group P.L.C.                                       492,792    4,137,928       0.2%
    Pendragon P.L.C.                                              7,223,334    2,876,883       0.1%
    Pets at Home Group P.L.C.                                     1,657,371    3,481,612       0.1%
    Photo-Me International P.L.C.                                 1,345,530    2,950,370       0.1%
    Playtech P.L.C.                                               1,474,852   16,450,648       0.7%
    Rank Group P.L.C.                                               866,364    2,086,732       0.1%
    Redrow P.L.C.                                                 1,404,094   12,099,213       0.5%
#   Restaurant Group P.L.C. (The)                                 1,050,739    4,388,601       0.2%
    Revolution Bars Group P.L.C.                                     14,864       30,818       0.0%
    Sportech P.L.C.                                                 396,817      341,278       0.0%
*   Sports Direct International P.L.C.                            1,270,241    7,034,322       0.3%
    SSP Group P.L.C.                                              2,417,539   21,633,485       0.9%
    St. Ives P.L.C.                                                 767,358      909,109       0.0%
    STV Group P.L.C.                                                  4,868       22,080       0.0%
    Superdry P.L.C.                                                 347,061    7,170,102       0.3%
    Tarsus Group P.L.C.                                             223,954      900,424       0.0%
    Ted Baker P.L.C.                                                155,410    5,693,679       0.2%
    Thomas Cook Group P.L.C.                                      8,687,680   14,754,973       0.6%
    Topps Tiles P.L.C.                                              925,429      884,881       0.0%
    Trinity Mirror P.L.C.                                         1,727,506    2,021,480       0.1%
#   UBM P.L.C.                                                    2,225,114   29,624,081       1.2%
    Vitec Group P.L.C. (The)                                        176,078    2,885,332       0.1%
    WH Smith P.L.C.                                                 673,112   18,041,546       0.7%
    William Hill P.L.C.                                           5,282,292   21,246,242       0.9%
                                                                            ------------      ----
Total Consumer Discretionary                                                 568,754,346      23.4%
                                                                            ------------      ----
Consumer Staples -- (4.3%)
    A.G. Barr P.L.C.                                                667,187    6,408,899       0.3%
    Anglo-Eastern Plantations P.L.C.                                104,452    1,083,153       0.0%
    Britvic P.L.C.                                                1,368,941   13,531,192       0.6%
    Cranswick P.L.C.                                                291,613   11,639,870       0.5%
#   Dairy Crest Group P.L.C.                                        934,749    6,973,840       0.3%
#   Devro P.L.C.                                                    956,939    2,792,711       0.1%
#   Greencore Group P.L.C.                                        3,643,038    7,945,109       0.3%
    Hilton Food Group P.L.C.                                        110,667    1,348,695       0.1%
    McBride P.L.C.(0574635)                                       1,090,323    2,263,037       0.1%
    McBride P.L.C.(BFX1KB5)                                      16,354,845       22,516       0.0%
    McColl's Retail Group P.L.C.                                    112,765      366,609       0.0%
*   Premier Foods P.L.C.                                          4,677,570    2,401,684       0.1%
    PZ Cussons P.L.C.                                             1,596,632    5,405,361       0.2%
*   REA Holdings P.L.C.                                              50,639      202,282       0.0%
    Stock Spirits Group P.L.C.                                    1,019,726    3,485,226       0.1%
    Tate & Lyle P.L.C.                                            2,817,200   22,249,665       0.9%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Consumer Staples -- (Continued)
    Tesco P.L.C.                                                  5,861,451 $ 18,984,864       0.8%
                                                                            ------------       ---
Total Consumer Staples                                                       107,104,713       4.4%
                                                                            ------------       ---
Energy -- (4.8%)
    Anglo Pacific Group P.L.C.                                      850,793    1,870,101       0.1%
*   Cairn Energy P.L.C.                                           3,637,097   11,320,113       0.5%
*   EnQuest P.L.C.                                                6,334,413    3,120,739       0.1%
*   Gulf Keystone Petroleum, Ltd.                                   941,025    2,335,863       0.1%
*   Gulf Marine Services P.L.C.                                     122,883       60,584       0.0%
*   Hunting P.L.C.                                                  882,299    9,750,610       0.4%
    James Fisher & Sons P.L.C.                                      276,131    6,345,163       0.3%
    John Wood Group P.L.C.                                        3,309,790   25,799,665       1.1%
*   Lamprell P.L.C.                                               1,201,647    1,528,563       0.1%
*   Nostrum Oil & Gas P.L.C.                                        184,064      754,782       0.0%
*   Ophir Energy P.L.C.                                           4,489,031    3,721,308       0.1%
    Petrofac, Ltd.                                                1,465,190   12,159,105       0.5%
*   Premier Oil P.L.C.                                            4,715,713    6,112,304       0.2%
    Soco International P.L.C.                                     1,265,317    1,830,826       0.1%
    Stobart Group, Ltd.                                           1,319,617    4,442,764       0.2%
*   Tullow Oil P.L.C.                                             8,835,314   27,649,865       1.1%
                                                                            ------------       ---
Total Energy                                                                 118,802,355       4.9%
                                                                            ------------       ---
Financials -- (15.5%)
    Arrow Global Group P.L.C.                                       964,887    4,906,395       0.2%
    Ashmore Group P.L.C.                                          2,065,004   11,666,079       0.5%
    Beazley P.L.C.                                                3,286,678   26,695,454       1.1%
    BGEO Group P.L.C.                                               236,037   11,283,473       0.5%
    Brewin Dolphin Holdings P.L.C.                                1,676,558    8,328,690       0.3%
    Charles Stanley Group P.L.C.                                    122,025      574,935       0.0%
    Charles Taylor P.L.C.                                           195,491      706,036       0.0%
    Chesnara P.L.C.                                                 717,229    3,996,078       0.2%
    Close Brothers Group P.L.C.                                     915,384   19,273,549       0.8%
    CMC Markets P.L.C.                                              624,661    1,629,482       0.1%
    CYBG P.L.C.                                                   3,540,279   14,694,165       0.6%
    esure Group P.L.C.                                            1,683,935    5,213,787       0.2%
    Hansard Global P.L.C.                                            16,468       17,913       0.0%
    Hastings Group Holdings P.L.C.                                1,077,083    4,082,674       0.2%
    Hiscox, Ltd.                                                  1,587,870   32,469,620       1.3%
    IG Group Holdings P.L.C.                                      2,208,193   25,214,234       1.0%
    Intermediate Capital Group P.L.C.                             1,629,822   24,284,252       1.0%
    International Personal Finance P.L.C.                         1,254,197    4,199,213       0.2%
#*  IP Group P.L.C.                                               2,114,366    3,875,556       0.2%
    Jardine Lloyd Thompson Group P.L.C.                             748,711   12,601,130       0.5%
    Jupiter Fund Management P.L.C.                                2,350,436   14,698,823       0.6%
    Just Group P.L.C.                                             3,109,122    6,009,378       0.2%
    Lancashire Holdings, Ltd.                                     1,260,827   10,332,666       0.4%
    Man Group P.L.C.                                             10,116,211   25,125,124       1.0%
    NEX Group P.L.C.                                              1,743,102   23,653,967       1.0%
    Non-Standard Finance P.L.C.                                     197,790      174,374       0.0%
#   OneSavings Bank P.L.C.                                          903,004    4,907,786       0.2%
    Paragon Banking Group P.L.C.                                  1,654,581   11,862,125       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Financials -- (Continued)
    Phoenix Group Holdings                                        2,255,130 $ 24,360,281       1.0%
    Provident Financial P.L.C.                                       67,188      613,978       0.0%
    Rathbone Brothers P.L.C.                                        269,490    8,681,831       0.4%
    River & Mercantile Group P.L.C.                                   2,983       12,471       0.0%
    S&U P.L.C.                                                       20,417      711,089       0.0%
    Saga P.L.C.                                                   5,752,086   10,724,985       0.4%
    TP ICAP P.L.C.                                                3,202,107   20,742,675       0.9%
    Virgin Money Holdings UK P.L.C.                               1,617,711    6,186,822       0.3%
    Waterloo Investment Holdings, Ltd.                                4,000          432       0.0%
                                                                            ------------      ----
Total Financials                                                             384,511,522      15.8%
                                                                            ------------      ----
Health Care -- (3.5%)
*   BTG P.L.C.                                                    1,825,868   17,117,430       0.7%
    Cambian Group P.L.C.                                            559,761    1,290,023       0.1%
#*  Circassia Pharmaceuticals P.L.C.                                498,540      617,642       0.0%
    Consort Medical P.L.C.                                          277,334    4,572,453       0.2%
    Dechra Pharmaceuticals P.L.C.                                   177,603    6,670,844       0.3%
    Genus P.L.C.                                                    298,343   10,317,842       0.4%
    Hikma Pharmaceuticals P.L.C.                                    346,149    6,103,454       0.2%
*   Indivior P.L.C.                                               4,027,574   24,941,106       1.0%
    Integrated Diagnostics Holdings P.L.C.                          330,094    1,556,739       0.1%
    Spire Healthcare Group P.L.C.                                 1,237,627    3,871,433       0.2%
    UDG Healthcare P.L.C.                                           449,832    5,651,642       0.2%
*   Vectura Group P.L.C.                                          3,637,945    4,056,789       0.2%
                                                                            ------------      ----
Total Health Care                                                             86,767,397       3.6%
                                                                            ------------      ----
Industrials -- (25.3%)
#   Aggreko P.L.C.                                                1,404,819   14,129,074       0.6%
    Air Partner P.L.C.                                              253,425      357,968       0.0%
    Alumasc Group P.L.C. (The)                                       23,633       45,396       0.0%
    Avon Rubber P.L.C.                                              151,817    2,809,800       0.1%
    Babcock International Group P.L.C.                            1,882,719   19,003,545       0.8%
    Balfour Beatty P.L.C.                                         4,202,276   16,970,478       0.7%
    BBA Aviation P.L.C.                                           6,343,089   27,801,029       1.1%
    Biffa P.L.C.                                                    398,692    1,141,093       0.0%
    Bodycote P.L.C.                                               1,153,652   14,203,620       0.6%
    Braemar Shipping Services P.L.C.                                141,381      507,361       0.0%
#   Capita P.L.C.                                                 1,656,575    4,356,762       0.2%
#   Carillion P.L.C.                                              2,236,594      459,155       0.0%
    Carr's Group P.L.C.                                             343,111      653,681       0.0%
    Castings P.L.C.                                                 157,187      926,712       0.0%
    Chemring Group P.L.C.                                         1,688,550    4,873,999       0.2%
    Clarkson P.L.C.                                                 136,822    4,547,945       0.2%
#   Clipper Logistics P.L.C.                                         93,107      576,991       0.0%
*   Cobham P.L.C.                                                12,959,557   20,467,992       0.8%
    Communisis P.L.C.                                             1,085,623      911,506       0.0%
    Costain Group P.L.C.                                            610,467    3,876,267       0.2%
    De La Rue P.L.C.                                                662,727    4,856,670       0.2%
#*  Dialight P.L.C.                                                 102,467      728,085       0.0%
    Diploma P.L.C.                                                  657,776   10,853,035       0.4%
    Fenner P.L.C.                                                 1,157,315    9,667,979       0.4%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
*   Firstgroup P.L.C.                                            7,315,687 $11,349,051       0.5%
*   Flybe Group P.L.C.                                             616,871     331,912       0.0%
    G4S P.L.C.                                                     686,732   2,439,768       0.1%
#   Galliford Try P.L.C.                                           644,891   8,124,617       0.3%
    Go-Ahead Group P.L.C.                                          246,990   6,567,496       0.3%
    Goodwin P.L.C.                                                     383       9,352       0.0%
    Grafton Group P.L.C.                                         1,317,087  13,643,500       0.6%
    Harvey Nash Group P.L.C.                                        29,146      40,536       0.0%
    Hays P.L.C.                                                  8,695,434  21,428,303       0.9%
    Hogg Robinson Group P.L.C.                                     182,016     295,697       0.0%
    HomeServe P.L.C.                                             1,540,342  15,656,085       0.6%
    Howden Joinery Group P.L.C.                                  3,999,301  26,175,263       1.1%
    IMI P.L.C.                                                   1,419,616  21,277,233       0.9%
#*  Interserve P.L.C.                                              841,666   1,085,247       0.0%
    IWG P.L.C.                                                   3,349,423  11,377,483       0.5%
    John Laing Group P.L.C.                                      1,732,283   6,730,370       0.3%
    Keller Group P.L.C.                                            453,098   6,476,976       0.3%
    Kier Group P.L.C.                                              565,613   8,346,190       0.3%
*   Management Consulting Group P.L.C.                             788,035      41,426       0.0%
    Mears Group P.L.C.                                             751,984   3,405,077       0.1%
    Meggitt P.L.C.                                               4,445,188  28,797,493       1.2%
    Melrose Industries P.L.C.                                    8,100,948  25,401,717       1.0%
#   Mitie Group P.L.C.                                           2,122,246   5,347,493       0.2%
    Morgan Advanced Materials P.L.C.                             1,627,460   7,691,655       0.3%
    Morgan Sindall Group P.L.C.                                    222,576   3,835,004       0.2%
    National Express Group P.L.C.                                2,509,163  13,540,368       0.6%
    Norcros P.L.C.                                                  75,283     195,492       0.0%
    Northgate P.L.C.                                               818,775   4,180,175       0.2%
    Pagegroup P.L.C.                                             1,939,404  14,313,967       0.6%
    PayPoint P.L.C.                                                332,998   3,920,865       0.2%
    Polypipe Group P.L.C.                                        1,146,130   6,023,748       0.3%
    Porvair P.L.C.                                                  15,052     101,704       0.0%
    QinetiQ Group P.L.C.                                         3,214,308  10,161,205       0.4%
    Renewi P.L.C.                                                4,064,738   4,018,292       0.2%
*   Renold P.L.C.                                                  193,435      62,796       0.0%
    Rentokil Initial P.L.C.                                        488,649   2,061,570       0.1%
    Ricardo P.L.C.                                                 283,566   3,701,166       0.2%
    Robert Walters P.L.C.                                          381,498   3,775,099       0.2%
    Rotork P.L.C.                                                4,717,139  21,273,445       0.9%
    Royal Mail P.L.C.                                            1,051,386   8,384,756       0.3%
    RPS Group P.L.C.                                             1,379,834   4,915,856       0.2%
    Senior P.L.C.                                                2,513,529  10,199,382       0.4%
*   Serco Group P.L.C.                                             459,983     607,855       0.0%
    Severfield P.L.C.                                            1,267,641   1,380,085       0.1%
    SIG P.L.C.                                                   3,729,465   7,290,801       0.3%
    Speedy Hire P.L.C.                                           2,890,361   2,138,312       0.1%
    Spirax-Sarco Engineering P.L.C.                                250,249  19,837,162       0.8%
    Stagecoach Group P.L.C.                                      2,117,596   4,522,584       0.2%
    Sthree P.L.C.                                                  580,839   2,586,232       0.1%
    T Clarke P.L.C.                                                147,457     166,691       0.0%
    Travis Perkins P.L.C.                                        1,220,434  21,252,306       0.9%
    Trifast P.L.C.                                                 463,836   1,660,027       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
#   Tyman P.L.C.                                                   730,826 $  3,169,533       0.1%
#   Ultra Electronics Holdings P.L.C.                              410,895    7,952,508       0.3%
    Vesuvius P.L.C.                                              1,477,677   11,933,476       0.5%
*   Volex P.L.C.                                                   307,047      321,356       0.0%
    Volution Group P.L.C.                                          232,393      629,922       0.0%
    Vp P.L.C.                                                      159,998    1,966,392       0.1%
    Weir Group P.L.C. (The)                                        534,541   15,641,629       0.6%
    Wilmington P.L.C.                                              334,384    1,140,430       0.0%
    Wincanton P.L.C.                                               672,312    2,204,612       0.1%
*   Wizz Air Holdings P.L.C.                                       138,995    6,103,349       0.3%
    XP Power, Ltd.                                                  86,143    4,140,682       0.2%
                                                                           ------------      ----
Total Industrials                                                           628,076,917      25.8%
                                                                           ------------      ----
Information Technology -- (9.0%)
    Auto Trader Group P.L.C.                                     5,234,600   25,435,555       1.0%
    AVEVA Group P.L.C.                                             416,682   12,301,234       0.5%
    Computacenter P.L.C.                                           393,351    6,830,995       0.3%
    DiscoverIE Group P.L.C.                                        356,828    2,063,387       0.1%
    Electrocomponents P.L.C.                                     2,859,505   23,905,253       1.0%
    Equiniti Group P.L.C.                                        1,442,052    5,439,489       0.2%
    FDM Group Holdings P.L.C.                                      171,980    2,408,924       0.1%
    Fidessa Group P.L.C.                                           217,048   11,725,483       0.5%
    Gocompare.Com Group P.L.C.                                   1,706,395    2,635,301       0.1%
    Halma P.L.C.                                                 1,169,892   19,629,613       0.8%
    Kainos Group P.L.C.                                            148,168      738,917       0.0%
    Laird P.L.C.                                                 3,016,962    8,149,002       0.3%
    Moneysupermarket.com Group P.L.C.                            2,650,925   10,919,005       0.4%
    NCC Group P.L.C.                                             1,384,375    3,724,451       0.2%
    Oxford Instruments P.L.C.                                      314,473    3,941,914       0.2%
    Renishaw P.L.C.                                                216,917   14,042,483       0.6%
    Rightmove P.L.C.                                               329,562   20,668,224       0.9%
    RM P.L.C.                                                      331,309      944,943       0.0%
    SDL P.L.C.                                                     434,547    2,330,210       0.1%
    Softcat P.L.C.                                                 571,019    5,363,787       0.2%
    Spectris P.L.C.                                                627,408   23,149,499       1.0%
    Spirent Communications P.L.C.                                3,322,181    5,453,266       0.2%
    TT Electronics P.L.C.                                          907,250    2,787,018       0.1%
    Xaar P.L.C.                                                    386,193    1,880,911       0.1%
    ZPG P.L.C.                                                   1,526,071    7,523,461       0.3%
                                                                           ------------      ----
Total Information Technology                                                223,992,325       9.2%
                                                                           ------------      ----
Materials -- (6.8%)
#   Acacia Mining P.L.C.                                           900,534    1,776,645       0.1%
*   Carclo P.L.C.                                                  238,794      324,992       0.0%
    Centamin P.L.C.                                              6,191,392   13,378,563       0.6%
    DS Smith P.L.C.                                                447,428    3,205,156       0.1%
    Elementis P.L.C.                                             2,720,624   10,597,060       0.4%
    Essentra P.L.C.                                              1,502,610    9,119,109       0.4%
    Evraz P.L.C.                                                 1,584,820    9,972,609       0.4%
    Ferrexpo P.L.C.                                              1,750,724    5,668,297       0.2%
    Forterra P.L.C.                                                693,588    3,009,401       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Materials -- (Continued)
*   Gem Diamonds, Ltd.                                              654,715 $    901,541       0.0%
    Hill & Smith Holdings P.L.C.                                    457,223    8,343,861       0.3%
    Hochschild Mining P.L.C.                                      1,434,696    4,149,859       0.2%
    Ibstock P.L.C.                                                1,950,607    7,974,780       0.3%
*   KAZ Minerals P.L.C.                                           1,451,372   18,338,051       0.8%
*   Lonmin P.L.C.                                                 1,584,135    1,280,884       0.1%
    Low & Bonar P.L.C.                                            1,194,255      910,088       0.0%
    Marshalls P.L.C.                                              1,156,886    6,795,676       0.3%
#*  Petra Diamonds, Ltd.                                          3,145,803    2,955,935       0.1%
#*  Petropavlovsk P.L.C.                                         13,841,290    1,315,501       0.1%
    RPC Group P.L.C.                                              2,358,548   25,592,298       1.1%
    Synthomer P.L.C.                                              1,445,902    9,814,698       0.4%
    Vedanta Resources P.L.C.                                        424,451    4,247,851       0.2%
    Victrex P.L.C.                                                  539,936   19,440,693       0.8%
    Zotefoams P.L.C.                                                 93,537      721,705       0.0%
                                                                            ------------       ---
Total Materials                                                              169,835,253       7.0%
                                                                            ------------       ---
Real Estate -- (2.5%)
    Capital & Counties Properties P.L.C.                          4,280,670   16,941,983       0.7%
    CLS Holdings P.L.C.                                             387,202    1,330,829       0.1%
*   Countrywide P.L.C.                                              752,817    1,119,694       0.0%
    Daejan Holdings P.L.C.                                           42,272    3,479,522       0.1%
#   Foxtons Group P.L.C.                                          1,116,455    1,192,281       0.1%
    Grainger P.L.C.                                               2,874,831   12,380,915       0.5%
    Harworth Group P.L.C.                                            30,680       46,687       0.0%
    Helical P.L.C.                                                  654,139    3,385,761       0.1%
    LSL Property Services P.L.C.                                    374,418    1,276,109       0.1%
*   Raven Russia, Ltd.                                            1,019,157      637,802       0.0%
    Savills P.L.C.                                                  827,507   11,148,527       0.5%
    St. Modwen Properties P.L.C.                                  1,210,642    6,834,943       0.3%
    U & I Group P.L.C.                                              743,150    2,239,234       0.1%
    Urban & Civic P.L.C.                                             49,850      218,038       0.0%
                                                                            ------------       ---
Total Real Estate                                                             62,232,325       2.6%
                                                                            ------------       ---
Telecommunication Services -- (0.9%)
    Inmarsat P.L.C.                                               2,371,810   12,253,400       0.5%
    KCOM Group P.L.C.                                             3,263,487    4,526,712       0.2%
#   TalkTalk Telecom Group P.L.C.                                 2,658,372    4,689,136       0.2%
                                                                            ------------       ---
Total Telecommunication Services                                              21,469,248       0.9%
                                                                            ------------       ---
Utilities -- (1.5%)
    Drax Group P.L.C.                                             2,401,002   10,396,760       0.4%
    Pennon Group P.L.C.                                           2,281,292   21,675,055       0.9%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                  --------- -------------- ---------------
Utilities -- (Continued)
     Telecom Plus P.L.C.                                            340,923 $    5,047,875        0.2%
                                                                            --------------      -----
Total Utilities                                                                 37,119,690        1.5%
                                                                            --------------      -----
TOTAL COMMON STOCKS                                                          2,408,666,091       99.1%
                                                                            --------------      -----
TOTAL INVESTMENT SECURITIES                                                  2,408,666,091
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@ DFA Short Term Investment Fund                               6,488,674     75,073,955        3.1%
                                                                            --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,060,140,625)                         $2,483,740,046      102.2%
                                                                            ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
 -                               ------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary            -- $  568,754,346   --    $  568,754,346
    Consumer Staples             $22,516    107,082,197   --       107,104,713
    Energy                            --    118,802,355   --       118,802,355
    Financials                        --    384,511,522   --       384,511,522
    Health Care                       --     86,767,397   --        86,767,397
    Industrials                       --    628,076,917   --       628,076,917
    Information Technology            --    223,992,325   --       223,992,325
    Materials                         --    169,835,253   --       169,835,253
    Real Estate                       --     62,232,325   --        62,232,325
    Telecommunication Services        --     21,469,248   --        21,469,248
    Utilities                         --     37,119,690   --        37,119,690
 Securities Lending Collateral        --     75,073,955   --        75,073,955
                                 ------- --------------   --    --------------
 TOTAL                           $22,516 $2,483,717,530   --    $2,483,740,046
                                 ======= ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (88.7%)
AUSTRIA -- (2.8%)
    Agrana Beteiligungs AG                                          18,464 $  2,159,531       0.0%
    ANDRITZ AG                                                     351,021   18,867,906       0.3%
    Atrium European Real Estate, Ltd.                              793,939    3,851,754       0.1%
    Austria Technologie & Systemtechnik AG                         162,266    4,006,772       0.1%
    CA Immobilien Anlagen AG                                       447,444   15,515,480       0.3%
#   DO & CO AG                                                      37,748    2,346,424       0.0%
    EVN AG                                                         214,387    4,389,302       0.1%
*   FACC AG                                                        130,063    3,192,468       0.1%
    Flughafen Wien AG                                               21,758      884,227       0.0%
#   IMMOFINANZ AG                                                5,007,188   13,108,631       0.2%
    Josef Manner & Co. AG                                              870       63,748       0.0%
    Kapsch TrafficCom AG                                            33,915    1,509,726       0.0%
#   Lenzing AG                                                      66,004    7,680,674       0.1%
    Mayr Melnhof Karton AG                                          49,633    7,521,289       0.1%
    Oberbank AG                                                     45,017    4,699,077       0.1%
    Oesterreichische Post AG                                       202,551    9,727,206       0.2%
#   Palfinger AG                                                    92,883    3,482,779       0.1%
    POLYTEC Holding AG                                             103,266    1,858,554       0.0%
#   Porr AG                                                         58,567    2,084,343       0.0%
*   Raiffeisen Bank International AG                               299,584   10,112,773       0.2%
#   Rosenbauer International AG                                     19,267    1,171,365       0.0%
    S IMMO AG                                                      330,386    6,535,473       0.1%
*   Schoeller-Bleckmann Oilfield Equipment AG                       63,374    7,834,692       0.1%
#   Semperit AG Holding                                             68,546    1,511,923       0.0%
    Strabag SE                                                     105,005    4,321,014       0.1%
    Telekom Austria AG                                             843,228    8,040,790       0.1%
    UBM Development AG                                               9,606      484,900       0.0%
    UNIQA Insurance Group AG                                       823,486    9,860,731       0.2%
    Verbund AG                                                     258,436    8,003,547       0.1%
#   Vienna Insurance Group AG Wiener Versicherung Gruppe           205,934    6,693,957       0.1%
    Wienerberger AG                                                617,965   15,571,418       0.3%
#   Zumtobel Group AG                                              173,368    1,571,111       0.0%
                                                                           ------------       ---
TOTAL AUSTRIA                                                               188,663,585       3.1%
                                                                           ------------       ---
BELGIUM -- (4.1%)
*   Ablynx NV                                                      382,567   20,622,770       0.3%
    Ackermans & van Haaren NV                                      144,400   26,056,350       0.4%
*   AGFA-Gevaert NV                                              1,218,771    4,345,155       0.1%
#*  Argenx SE                                                       39,932    3,495,729       0.1%
    Atenor                                                          12,905      728,858       0.0%
    Banque Nationale de Belgique                                        87      309,378       0.0%
    Barco NV                                                        67,758    8,753,030       0.2%
    Bekaert SA                                                     214,947    9,028,765       0.2%
#*  Biocartis NV                                                   157,318    2,416,215       0.0%
    bpost SA                                                       503,661   11,045,670       0.2%
#*  Celyad SA                                                       42,198    1,443,375       0.0%
    Cie d'Entreprises CFE                                           48,913    6,156,793       0.1%
#   Cie Immobiliere de Belgique SA                                  15,632    1,024,960       0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA                       111      535,709       0.0%
    D'ieteren SA                                                   142,311    6,057,064       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
BELGIUM -- (Continued)
    Deceuninck NV                                                  385,581 $  1,363,353       0.0%
    Econocom Group SA                                              686,666    4,420,965       0.1%
    Elia System Operator SA                                        171,886   10,859,336       0.2%
#   Euronav NV                                                     780,068    6,294,234       0.1%
    EVS Broadcast Equipment SA                                      75,122    2,461,607       0.0%
#*  Exmar NV                                                       187,317    1,308,270       0.0%
*   Fagron                                                         262,019    4,511,454       0.1%
*   Galapagos NV(B07Q2V5)                                          220,186   19,729,475       0.3%
*   Galapagos NV(B07MXC1)                                           84,250    7,612,207       0.1%
    Gimv NV                                                         76,261    4,569,568       0.1%
#   Ion Beam Applications                                          115,719    2,359,619       0.0%
    Jensen-Group NV                                                 16,912      908,906       0.0%
    Kinepolis Group NV                                              94,699    6,616,873       0.1%
#   Lotus Bakeries                                                   1,500    4,256,976       0.1%
#*  MDxHealth                                                      214,040      963,173       0.0%
#   Melexis NV                                                     113,154   10,767,589       0.2%
#*  Nyrstar NV                                                     745,540    5,144,825       0.1%
#   Ontex Group NV                                                 473,271   12,131,131       0.2%
    Orange Belgium SA                                              179,876    3,733,652       0.1%
#   Picanol                                                         28,690    3,177,835       0.1%
    RealDolmen(B3M0622)                                             17,503      776,415       0.0%
    RealDolmen(5529094)                                                120            3       0.0%
    Recticel SA                                                    247,048    3,084,690       0.1%
    Resilux                                                          5,092      864,693       0.0%
    Roularta Media Group NV                                         15,671      417,242       0.0%
    Sioen Industries NV                                             50,085    1,844,043       0.0%
    Sipef SA                                                        34,715    2,508,096       0.0%
    TER Beke SA                                                      2,816      575,023       0.0%
*   Tessenderlo Group SA                                           213,754    8,961,222       0.2%
*   ThromboGenics NV                                               205,315    1,185,762       0.0%
#*  TiGenix NV                                                   1,307,407    2,782,621       0.1%
#   Umicore SA                                                     703,600   39,133,206       0.6%
    Van de Velde NV                                                 35,498    1,466,416       0.0%
*   Viohalco SA                                                    583,796    2,505,340       0.0%
                                                                           ------------       ---
TOTAL BELGIUM                                                               281,315,641       4.6%
                                                                           ------------       ---
DENMARK -- (4.3%)
#*  ALK-Abello A.S.                                                 36,938    4,667,002       0.1%
    Alm Brand A.S.                                                 562,935    5,949,281       0.1%
#   Ambu A.S. Class B                                              919,394   21,321,851       0.4%
    Arkil Holding A.S. Class B                                         504      107,995       0.0%
*   Bang & Olufsen A.S.                                            256,627    6,316,911       0.1%
    BankNordik P/F                                                  10,800      185,227       0.0%
#*  Bavarian Nordic A.S.                                           204,295    5,576,406       0.1%
    Brodrene Hartmann A.S.                                          16,148      954,034       0.0%
#   Columbus A.S.                                                  381,319      956,688       0.0%
#*  D/S Norden A.S.                                                196,089    3,577,435       0.1%
    DFDS A.S.                                                      199,035   12,391,706       0.2%
#   Djurslands Bank A.S.                                             8,970      361,829       0.0%
    FLSmidth & Co. A.S.                                            270,276   16,694,302       0.3%
    Fluegger A.S. Class B                                            4,198      240,215       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
DENMARK -- (Continued)
#   GN Store Nord A.S.                                             927,706 $ 32,593,996       0.5%
    Gronlandsbanken A.S.                                             1,125      112,984       0.0%
#*  H+H International A.S. Class B                                  62,902    1,331,472       0.0%
    Harboes Bryggeri A.S. Class B                                   17,239      237,025       0.0%
    IC Group A.S.                                                   41,449    1,090,022       0.0%
    Jeudan A.S.                                                      6,589    1,054,628       0.0%
    Jyske Bank A.S.                                                434,014   25,988,575       0.4%
    Lan & Spar Bank                                                  4,981      394,320       0.0%
    Matas A.S.                                                     231,085    2,661,252       0.1%
*   Nilfisk Holding A.S.                                           182,797    8,951,700       0.2%
#*  NKT A.S.                                                       206,194    6,129,364       0.1%
    NNIT A.S.                                                       66,505    1,844,047       0.0%
    Nordjyske Bank A.S.                                             47,045    1,463,001       0.0%
#   Parken Sport & Entertainment A.S.                               34,515      429,146       0.0%
    Per Aarsleff Holding A.S.                                      127,997    4,792,480       0.1%
    Ringkjoebing Landbobank A.S.                                   126,846    7,641,676       0.1%
    Roblon A.S. Class B                                              2,700      135,347       0.0%
    Rockwool International A.S. Class A                                455      123,703       0.0%
    Rockwool International A.S. Class B                             50,421   15,201,256       0.3%
    Royal Unibrew A.S.                                             282,513   18,705,217       0.3%
#   RTX A.S.                                                        45,802    1,213,085       0.0%
*   Santa Fe Group A.S.                                            127,806      694,338       0.0%
    Scandinavian Tobacco Group A.S. Class A                        126,283    2,109,316       0.0%
    Schouw & Co., A.S.                                              79,510    7,820,579       0.1%
    SimCorp A.S.                                                   244,707   17,741,106       0.3%
    Solar A.S. Class B                                              37,199    2,400,378       0.1%
    Spar Nord Bank A.S.                                            500,969    5,721,458       0.1%
    Sydbank A.S.                                                   504,857   18,663,637       0.3%
#   Tivoli A.S.                                                      9,776    1,018,092       0.0%
#*  TK Development A.S.                                            600,824      686,286       0.0%
    Topdanmark A.S.                                                491,266   23,104,078       0.4%
    TORM P.L.C.                                                     45,402      362,192       0.0%
    United International Enterprises                                10,277    2,301,759       0.0%
#*  Vestjysk Bank A.S.                                           1,476,022      609,327       0.0%
#*  Zealand Pharma A.S.                                            155,305    2,337,494       0.0%
                                                                           ------------       ---
TOTAL DENMARK                                                               296,965,218       4.8%
                                                                           ------------       ---
FINLAND -- (6.0%)
#   Afarak Group Oyj                                               316,672      397,214       0.0%
#   Ahlstrom-Munksjo Oyj                                           118,362    2,359,539       0.0%
    Aktia Bank Oyj                                                 247,840    2,464,189       0.0%
    Alandsbanken Abp Class B                                        21,354      343,459       0.0%
    Alma Media Oyj                                                 121,768    1,100,354       0.0%
    Amer Sports Oyj                                                814,164   24,904,626       0.4%
    Apetit Oyj                                                      19,668      317,640       0.0%
    Aspo Oyj                                                        92,762    1,065,052       0.0%
#   Atria Oyj                                                       69,686      991,228       0.0%
#*  BasWare Oyj                                                     56,551    2,789,436       0.1%
#   Bittium Oyj                                                    178,633    1,162,877       0.0%
    Cargotec Oyj Class B                                           259,720   13,228,235       0.2%
#*  Caverion Oyj                                                   658,056    5,498,177       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FINLAND -- (Continued)
#   Citycon Oyj                                                  2,564,059 $  5,864,193       0.1%
    Cramo Oyj                                                      232,336    5,454,261       0.1%
    Digia Oyj                                                       69,731      214,350       0.0%
    Elisa Oyj                                                      834,271   36,876,820       0.6%
    F-Secure Oyj                                                   631,341    2,813,620       0.1%
    Finnair Oyj                                                    472,532    6,440,929       0.1%
    Fiskars Oyj Abp                                                201,944    5,025,750       0.1%
    Glaston Oyj Abp                                                 46,084       26,420       0.0%
    HKScan Oyj Class A                                             208,771      777,327       0.0%
#   Huhtamaki Oyj                                                  626,788   25,494,491       0.4%
#   Ilkka-Yhtyma Oyj                                                61,503      237,822       0.0%
    Kemira Oyj                                                     707,159    9,464,611       0.2%
    Kesko Oyj Class A                                               40,561    2,313,436       0.0%
#   Kesko Oyj Class B                                              466,452   27,389,954       0.4%
    Konecranes Oyj                                                 403,802   16,468,002       0.3%
    Lassila & Tikanoja Oyj                                         199,934    4,012,154       0.1%
    Lehto Group Oyj                                                112,847    1,543,144       0.0%
    Metsa Board Oyj                                              1,398,928   15,674,028       0.3%
    Metso Oyj                                                      757,257   26,913,175       0.4%
    Nokian Renkaat Oyj                                             811,148   32,455,519       0.5%
    Olvi Oyj Class A                                                82,411    2,765,403       0.1%
    Oriola Oyj Class A                                               6,054       20,241       0.0%
    Oriola Oyj Class B                                             628,439    2,118,316       0.0%
#   Orion Oyj Class A                                              123,563    4,061,911       0.1%
    Orion Oyj Class B                                              236,640    7,177,443       0.1%
    Outokumpu Oyj                                                2,921,503   18,907,329       0.3%
*   Outotec Oyj                                                  1,238,541   11,264,925       0.2%
    Pihlajalinna Oyj                                                70,738    1,123,458       0.0%
    Ponsse Oyj                                                      69,106    2,597,905       0.0%
    Poyry Oyj                                                      188,253    1,314,582       0.0%
*   QT Group Oyj                                                    55,899      406,426       0.0%
    Raisio Oyj Class V                                             659,233    2,805,110       0.1%
    Ramirent Oyj                                                   524,612    4,559,912       0.1%
    Rapala VMC Oyj                                                 109,543      454,636       0.0%
    Raute Oyj Class A                                                2,644       96,296       0.0%
    Revenio Group Oyj                                              106,653    1,709,163       0.0%
    Sanoma Oyj                                                     749,458    8,331,492       0.1%
#   SRV Group OYJ                                                   66,041      225,042       0.0%
*   Stockmann Oyj Abp Class A                                       49,045      237,224       0.0%
#*  Stockmann Oyj Abp Class B                                      173,382      841,899       0.0%
    Technopolis Oyj                                                956,192    4,472,577       0.1%
    Teleste Oyj                                                     51,567      395,737       0.0%
    Tieto Oyj                                                      355,339   12,728,023       0.2%
#   Tikkurila Oyj                                                  242,268    4,380,074       0.1%
    Tokmanni Group Corp.                                           126,808    1,077,074       0.0%
    Uponor Oyj                                                     343,265    5,980,465       0.1%
    Vaisala Oyj Class A                                            106,128    2,610,135       0.0%
    Valmet Oyj                                                     865,528   16,407,085       0.3%
    Viking Line Abp                                                 10,366      199,962       0.0%
#   YIT Oyj                                                      1,410,604    9,466,319       0.2%
                                                                           ------------       ---
TOTAL FINLAND                                                               410,818,196       6.6%
                                                                           ------------       ---

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FRANCE -- (12.0%)
    ABC Arbitrage                                                  176,146 $ 1,459,112       0.0%
    Actia Group                                                     48,398     475,939       0.0%
#*  Adocia                                                           6,367     147,783       0.0%
*   Air France-KLM                                               1,087,234  10,655,350       0.2%
    Akka Technologies                                               51,478   3,588,090       0.1%
    Albioma SA                                                     157,219   3,887,878       0.1%
    Altamir                                                        135,037   2,269,793       0.0%
    Alten SA                                                       142,403  14,144,649       0.2%
    Altran Technologies SA                                       1,370,725  21,158,074       0.4%
*   Amplitude Surgical SAS                                           4,749      23,069       0.0%
#*  Antalis International SAS                                      120,399     237,139       0.0%
    April SA                                                        75,049   1,360,368       0.0%
#*  Archos                                                         194,634     215,654       0.0%
    Arkema SA                                                        6,471     847,666       0.0%
    Assystem                                                        62,252   2,095,733       0.0%
    Aubay                                                           31,239   1,508,223       0.0%
    Axway Software SA                                               38,973     952,496       0.0%
#   Bastide le Confort Medical                                      16,987   1,001,857       0.0%
    Beneteau SA                                                    216,231   4,885,991       0.1%
    Bigben Interactive                                              74,415   1,237,005       0.0%
    BioMerieux                                                      34,757   2,747,650       0.1%
    Boiron SA                                                       38,163   3,401,419       0.1%
    Bonduelle SCA                                                   82,233   3,659,944       0.1%
#   Bourbon Corp.                                                  141,557     889,762       0.0%
    Burelle SA                                                         905   1,448,344       0.0%
#   Casino Guichard Perrachon SA                                   254,831  13,218,487       0.2%
    Catering International Services                                 14,124     319,609       0.0%
*   Cegedim SA                                                      25,022   1,061,516       0.0%
#*  CGG SA                                                         412,287   1,004,526       0.0%
#   Chargeurs SA                                                   108,742   3,282,126       0.1%
    Cie des Alpes                                                   51,236   1,824,313       0.0%
    Cie Plastic Omnium SA                                          312,439  15,015,026       0.3%
*   Coface SA                                                      488,476   6,188,781       0.1%
    Derichebourg SA                                                584,687   5,174,522       0.1%
    Devoteam SA                                                     28,114   2,998,024       0.1%
    Dom Security                                                     2,414     174,615       0.0%
#   Edenred                                                      1,178,862  40,612,334       0.7%
    Electricite de Strasbourg SA                                    21,353   3,318,522       0.1%
    Elior Group SA                                                 578,748  11,817,469       0.2%
    Elis SA                                                        601,401  14,383,281       0.2%
*   Eramet                                                          60,555  10,540,003       0.2%
*   Esso SA Francaise                                               15,303     926,895       0.0%
*   Etablissements Maurel et Prom                                   79,940     459,857       0.0%
    Euronext NV                                                    291,850  20,921,019       0.3%
    Europcar Groupe SA                                             451,417   5,259,066       0.1%
    Eutelsat Communications SA                                     726,775  15,739,761       0.3%
    Exel Industries Class A                                         10,330   1,315,077       0.0%
    Faurecia SA                                                    187,966  15,349,089       0.3%
    Fleury Michon SA                                                 5,962     346,537       0.0%
*   Fnac Darty SA                                                  107,103  11,491,784       0.2%
    Gaumont SA                                                      13,052   2,100,693       0.0%
    Gaztransport Et Technigaz SA                                   115,771   7,177,322       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FRANCE -- (Continued)
    GEA                                                              2,433 $   298,095       0.0%
    Getlink                                                      1,262,810  17,820,718       0.3%
    Gevelot SA                                                       3,466     832,717       0.0%
    GL Events                                                       48,992   1,543,163       0.0%
    Groupe Crit                                                     23,123   2,515,854       0.0%
#*  Groupe Gorge                                                    22,858     471,854       0.0%
    Groupe Open                                                     28,806   1,218,381       0.0%
#   Guerbet                                                         32,440   2,056,303       0.0%
    Haulotte Group SA                                               74,466   1,467,484       0.0%
#   Herige Sadcs                                                     4,147     216,617       0.0%
#*  HiPay Group SA                                                  24,579     446,915       0.0%
*   ID Logistics Group                                               9,239   1,648,014       0.0%
    Imerys SA                                                      132,780  12,119,167       0.2%
    Ingenico Group SA                                              301,300  26,355,632       0.4%
    Interparfums SA                                                 39,291   1,815,909       0.0%
    Ipsen SA                                                        47,538   7,694,818       0.1%
    IPSOS                                                          193,979   7,384,974       0.1%
    Jacquet Metal Service SA                                        71,359   2,754,874       0.1%
    Kaufman & Broad SA                                              96,997   5,109,985       0.1%
    Korian SA                                                      259,783   9,083,300       0.2%
    Lagardere SCA                                                  768,346  21,975,546       0.4%
    Lanson-BCC                                                       8,795     341,760       0.0%
    Laurent-Perrier                                                 12,886   1,628,193       0.0%
    Le Belier                                                       10,417     719,347       0.0%
#   Lectra                                                         133,460   3,485,334       0.1%
    Linedata Services                                               11,841     481,532       0.0%
    LISI                                                            99,064   3,651,699       0.1%
    LNA Sante SA                                                    29,442   1,896,957       0.0%
    Maisons du Monde SA                                             84,100   3,417,348       0.1%
#   Maisons France Confort SA                                       15,908     992,831       0.0%
    Manitou BF SA                                                   51,719   2,346,787       0.0%
    Manutan International                                           14,949   1,499,508       0.0%
    Mersen SA                                                      117,956   5,542,219       0.1%
#*  METabolic EXplorer SA                                          151,621     361,833       0.0%
    Metropole Television SA                                        290,250   7,146,193       0.1%
    MGI Coutier                                                     56,783   1,960,183       0.0%
    Mr Bricolage                                                    30,731     555,056       0.0%
*   Naturex                                                         35,471   5,756,111       0.1%
    Neopost SA                                                     196,501   5,302,239       0.1%
#   Nexans SA                                                      185,479   9,784,314       0.2%
    Nexity SA                                                      241,351  15,091,730       0.3%
#*  Nicox                                                          136,752   1,514,944       0.0%
*   NRJ Group                                                       73,487     762,546       0.0%
#   Oeneo SA                                                       157,938   1,902,783       0.0%
#*  Onxeo SA(BPFJVR0)                                               48,958      78,615       0.0%
#*  Onxeo SA(B04P0G6)                                              246,319     396,872       0.0%
    Orpea                                                          178,098  22,822,558       0.4%
*   Parrot SA                                                      112,753     750,090       0.0%
#*  Pierre & Vacances SA                                            29,600   1,458,642       0.0%
#   Plastivaloire                                                   45,387   1,037,905       0.0%
    PSB Industries SA                                                8,805     492,161       0.0%
#   Rallye SA                                                      139,003   2,169,060       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FRANCE -- (Continued)
#*  Recylex SA                                                     102,008 $  1,319,683       0.0%
    Rexel SA                                                     1,773,993   27,499,995       0.5%
    Robertet SA                                                      3,734    2,244,481       0.0%
    Rothschild & Co.                                                44,852    1,703,320       0.0%
#   Rubis SCA                                                      579,892   45,119,200       0.7%
    Samse SA                                                         8,068    1,724,234       0.0%
    Sartorius Stedim Biotech                                       101,854    9,494,645       0.2%
    Savencia SA                                                     33,010    3,419,071       0.1%
    SEB SA                                                          23,172    4,439,847       0.1%
    Seche Environnement SA                                          13,339      484,064       0.0%
#*  Sequana SA                                                     289,137      201,767       0.0%
*   SES-imagotag SA                                                  8,385      255,360       0.0%
#   Societe BIC SA                                                 111,530   11,379,125       0.2%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    60,258    3,820,597       0.1%
    Societe Marseillaise du Tunnel Prado-Carenage SA                 5,211      144,736       0.0%
    Societe pour l'Informatique Industrielle                        39,961    1,204,170       0.0%
*   SOITEC                                                          87,729    7,133,879       0.1%
#*  Solocal Group                                                3,289,445    4,222,105       0.1%
    Somfy SA                                                       104,615   10,405,345       0.2%
    Sopra Steria Group                                              88,489   18,888,663       0.3%
    SPIE SA                                                        453,235   10,255,340       0.2%
*   SRP Groupe SA                                                   16,799      153,820       0.0%
*   Stallergenes Greer P.L.C.                                       17,371      517,033       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                       362,344    2,347,883       0.0%
    Stef SA                                                         28,044    3,458,699       0.1%
    Sword Group                                                     35,526    1,553,446       0.0%
    Synergie SA                                                     69,728    4,267,053       0.1%
#   Tarkett SA                                                     121,413    3,588,207       0.1%
#   Technicolor SA                                               1,531,532    2,513,261       0.0%
    Teleperformance                                                159,146   25,575,132       0.4%
#   Television Francaise 1                                         615,411    7,693,456       0.1%
#*  Tessi SA                                                         6,874    1,438,203       0.0%
    TFF Group                                                       20,464      983,863       0.0%
#   Thermador Groupe                                                17,612    2,538,752       0.1%
    Total Gabon                                                      2,296      432,377       0.0%
#*  Touax SA                                                         9,530      119,012       0.0%
    Trigano SA                                                      46,958    8,849,042       0.2%
*   Ubisoft Entertainment SA                                       328,788   31,415,035       0.5%
    Union Financiere de France BQE SA                               16,855      623,139       0.0%
#*  Vallourec SA                                                 1,879,147   11,348,635       0.2%
#*  Valneva SE                                                     322,635    1,520,068       0.0%
    Vetoquinol SA                                                   19,343    1,225,980       0.0%
    Vicat SA                                                        96,640    7,122,175       0.1%
    VIEL & Cie SA                                                  161,700    1,082,310       0.0%
    Vilmorin & Cie SA                                               29,068    2,052,911       0.0%
#*  Virbac SA                                                       22,063    3,445,612       0.1%
    Vranken-Pommery Monopole SA                                     18,262      522,792       0.0%
*   Worldline SA                                                    47,271    2,384,149       0.0%
                                                                           ------------      ----
TOTAL FRANCE                                                                820,628,584      13.3%
                                                                           ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
GERMANY -- (14.2%)
    1&1 Drillisch AG                                             147,052 $10,632,287       0.2%
    Aareal Bank AG                                               425,534  21,284,786       0.3%
*   Adler Modemaerkte AG                                          47,849     282,820       0.0%
*   ADLER Real Estate AG                                         152,507   2,833,376       0.1%
    ADO Properties SA                                            126,623   6,960,486       0.1%
#*  ADVA Optical Networking SE                                   283,586   1,947,295       0.0%
*   AIXTRON SE                                                   634,440   9,005,054       0.1%
    All for One Steeb AG                                           2,055     165,391       0.0%
    Allgeier SE                                                   35,806   1,138,213       0.0%
    Amadeus Fire AG                                               30,551   3,348,163       0.1%
*   AS Creation Tapeten                                            6,666     154,673       0.0%
    Atoss Software AG                                                559      59,951       0.0%
    Aurubis AG                                                   242,477  21,668,776       0.4%
    Axel Springer SE                                             152,209  12,467,824       0.2%
    Basler AG                                                      7,850   1,607,716       0.0%
    Bauer AG                                                      60,410   1,880,083       0.0%
    BayWa AG(5838057)                                             83,776   2,925,421       0.1%
    BayWa AG(5838068)                                                124       5,148       0.0%
    Bechtle AG                                                   198,589  16,770,875       0.3%
    Bertrandt AG                                                  28,824   3,216,176       0.1%
    Bijou Brigitte AG                                             20,841   1,195,403       0.0%
    Bilfinger SE                                                 201,109   9,571,291       0.2%
    Borussia Dortmund GmbH & Co. KGaA                            478,728   3,163,839       0.1%
    CANCOM SE                                                     98,161  11,504,553       0.2%
    Carl Zeiss Meditec AG                                        180,477  12,274,626       0.2%
    CECONOMY AG                                                  935,953  10,488,141       0.2%
    CENIT AG                                                      49,616   1,227,718       0.0%
    CENTROTEC Sustainable AG                                      46,917     752,661       0.0%
    Cewe Stiftung & Co. KGAA                                      34,027   3,483,284       0.1%
    Comdirect Bank AG                                            184,745   2,833,410       0.1%
    CompuGroup Medical SE                                        125,310   6,528,600       0.1%
    CropEnergies AG                                              118,349     729,859       0.0%
    CTS Eventim AG & Co. KGaA                                    251,993  11,784,770       0.2%
    Data Modul AG                                                 11,455   1,004,475       0.0%
    Delticom AG                                                   28,981     339,517       0.0%
    Deutsche Beteiligungs AG                                      86,088   3,824,261       0.1%
    Deutsche EuroShop AG                                         302,380  10,867,682       0.2%
    Deutsche Pfandbriefbank AG                                   630,269  10,195,341       0.2%
    Deutz AG                                                     767,680   7,416,603       0.1%
*   Dialog Semiconductor P.L.C.                                  382,079   8,133,919       0.1%
    DIC Asset AG                                                 310,990   3,826,329       0.1%
*   Diebold Nixdorf AG                                            20,873   1,657,850       0.0%
    DMG Mori AG                                                   15,692     903,999       0.0%
    Dr Hoenle AG                                                  28,404   2,463,824       0.0%
    Draegerwerk AG & Co. KGaA                                     16,396   1,007,296       0.0%
    Duerr AG                                                     143,919  14,282,861       0.2%
    Eckert & Ziegler AG                                           19,546     858,898       0.0%
    EDAG Engineering Group AG                                     27,416     524,067       0.0%
    Elmos Semiconductor AG                                        69,818   2,263,275       0.0%
#   ElringKlinger AG                                             169,211   3,059,157       0.1%
*   Euromicron AG                                                 45,575     384,547       0.0%
    Ferratum Oyj                                                  59,304   1,909,177       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
GERMANY -- (Continued)
    Fielmann AG                                                    120,578 $ 9,901,739       0.2%
*   First Sensor AG                                                 37,578   1,059,062       0.0%
    Francotyp-Postalia Holding AG Class A                           55,619     230,833       0.0%
    Freenet AG                                                     889,655  28,241,073       0.5%
    FRIWO AG                                                           210       9,051       0.0%
    Fuchs Petrolub SE                                              134,741   6,923,063       0.1%
    Gerresheimer AG                                                193,945  15,776,487       0.3%
#   Gerry Weber International AG                                   126,717   1,207,082       0.0%
    Gesco AG                                                        54,857   1,874,223       0.0%
    GFT Technologies SE                                             88,655   1,400,668       0.0%
    Grammer AG                                                      80,206   5,167,741       0.1%
    Grand City Properties SA                                        22,972     553,437       0.0%
    GRENKE AG                                                       81,982   9,665,620       0.2%
*   H&R GmbH & Co. KGaA                                             64,747     952,332       0.0%
    Hamburger Hafen und Logistik AG                                134,558   3,231,061       0.1%
#*  Hapag-Lloyd AG                                                  41,885   1,792,981       0.0%
*   Heidelberger Druckmaschinen AG                               1,602,835   5,954,355       0.1%
    Hella GmbH & Co KGaA                                           174,699  10,775,508       0.2%
    Highlight Communications AG                                     97,995     662,761       0.0%
*   HolidayCheck Group AG                                          157,494     532,532       0.0%
    Hornbach Baumarkt AG                                            25,689     864,167       0.0%
    Hornbach Holding AG & Co. KGaA                                   5,404     434,246       0.0%
    Hugo Boss AG                                                   332,465  31,167,160       0.5%
    Indus Holding AG                                               128,956   9,229,042       0.2%
    Init Innovation In Traffic Systems AG                           32,137     767,755       0.0%
    Isra Vision AG                                                  18,494   4,072,577       0.1%
*   IVU Traffic Technologies AG                                     38,250     233,646       0.0%
    Jenoptik AG                                                    296,880  10,770,323       0.2%
#   K+S AG                                                       1,279,181  37,569,097       0.6%
    Kloeckner & Co. SE                                             526,099   6,412,710       0.1%
    Koenig & Bauer AG                                               73,522   6,034,218       0.1%
#   Krones AG                                                       92,506  11,850,939       0.2%
    KSB SE & Co. KGaA                                                3,466   1,830,694       0.0%
    KWS Saat SE                                                     15,926   5,746,656       0.1%
    Lanxess AG                                                     482,578  35,746,624       0.6%
    LEG Immobilien AG                                              360,131  41,524,226       0.7%
    Leifheit AG                                                     44,598   1,309,662       0.0%
    Leoni AG                                                       213,465  13,368,735       0.2%
*   LPKF Laser & Electronics AG                                     67,178     603,792       0.0%
*   Manz AG                                                         25,755   1,054,028       0.0%
    MasterFlex SE                                                   20,259     211,356       0.0%
*   Mediclin AG                                                     88,966     658,571       0.0%
*   Medigene AG                                                    108,058   1,741,046       0.0%
    METRO AG                                                       159,657   2,309,772       0.0%
    MLP SE                                                         358,972   2,169,317       0.0%
    MTU Aero Engines AG                                             16,123   2,773,328       0.0%
    Nemetschek SE                                                  117,230  14,048,482       0.2%
    Nexus AG                                                        70,253   2,348,025       0.0%
#*  Nordex SE                                                      307,691   3,525,218       0.1%
    Norma Group SE                                                 202,672  14,860,771       0.2%
    OHB SE                                                          34,003   1,509,669       0.0%
    OSRAM Licht AG                                                 210,842  12,121,496       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
GERMANY -- (Continued)
#   paragon AG                                                    14,446 $   924,826       0.0%
*   Patrizia Immobilien AG                                       297,176   5,932,334       0.1%
#*  Petro Welt Technologies AG                                    12,774     100,286       0.0%
    Pfeiffer Vacuum Technology AG                                 52,225   7,726,635       0.1%
    PNE Wind AG                                                  441,975   1,310,262       0.0%
    Progress-Werk Oberkirch AG                                     8,316     437,082       0.0%
    PSI Software AG                                               40,552     811,279       0.0%
    Puma SE                                                       11,101   5,405,312       0.1%
*   PVA TePla AG                                                  50,786     961,454       0.0%
*   QIAGEN NV                                                    540,364  17,676,073       0.3%
    QSC AG                                                       536,325   1,063,670       0.0%
    R Stahl AG                                                    14,952     522,806       0.0%
    Rational AG                                                   14,451   9,037,811       0.2%
    Rheinmetall AG                                               272,395  35,596,925       0.6%
    RHOEN-KLINIKUM AG                                            233,180   7,624,619       0.1%
    RIB Software SE                                              197,541   5,234,750       0.1%
    S&T AG                                                       302,174   7,756,839       0.1%
    SAF-Holland SA                                               355,555   6,620,447       0.1%
    Salzgitter AG                                                268,219  14,729,416       0.2%
#*  Schaltbau Holding AG                                          36,413   1,128,048       0.0%
    Schloss Wachenheim AG                                          7,479     182,552       0.0%
    Scout24 AG                                                    63,358   3,274,223       0.1%
    Secunet Security Networks AG                                   3,809     450,402       0.0%
*   SGL Carbon SE                                                  5,065      68,007       0.0%
    SHW AG                                                        25,624   1,094,109       0.0%
    Siltronic AG                                                 142,539  22,824,292       0.4%
    Sixt Leasing SE                                               53,039   1,138,778       0.0%
    Sixt SE                                                       80,910   9,520,668       0.2%
#   SMA Solar Technology AG                                       85,104   5,230,450       0.1%
*   SMT Scharf AG                                                 20,115     411,856       0.0%
    Softing AG                                                    22,353     239,526       0.0%
    Software AG                                                  325,372  15,994,775       0.3%
    Stabilus SA                                                  123,004  11,057,428       0.2%
    STRATEC Biomedical AG                                          7,321     667,601       0.0%
    Stroeer SE & Co. KGaA                                        145,850  10,675,459       0.2%
    Suedzucker AG                                                438,206   7,283,236       0.1%
*   SUESS MicroTec SE                                            134,258   2,063,126       0.0%
    Surteco SE                                                    43,961   1,404,241       0.0%
    TAG Immobilien AG                                            828,939  17,517,090       0.3%
    Takkt AG                                                     182,922   3,778,466       0.1%
    Technotrans AG                                                34,509   1,744,629       0.0%
*   Tele Columbus AG                                             211,445   1,939,829       0.0%
    TLG Immobilien AG                                            448,089  12,890,967       0.2%
*   Tom Tailor Holding SE                                        206,505   2,224,034       0.0%
    Uniper SE                                                    312,671   9,667,527       0.2%
    VERBIO Vereinigte BioEnergie AG                              127,536     613,817       0.0%
*   Vossloh AG                                                    68,437   3,465,796       0.1%
#   VTG AG                                                        80,992   4,620,322       0.1%
    Wacker Chemie AG                                              69,639  12,514,298       0.2%
    Wacker Neuson SE                                             177,780   5,719,309       0.1%
    Washtec AG                                                    58,227   5,597,003       0.1%
    Wuestenrot & Wuerttembergische AG                            100,875   2,430,763       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
GERMANY -- (Continued)
    XING SE                                                         16,563 $  5,134,027       0.1%
    Zeal Network SE                                                 42,784    1,381,291       0.0%
                                                                           ------------      ----
TOTAL GERMANY                                                               969,015,475      15.7%
                                                                           ------------      ----
IRELAND -- (1.2%)
    C&C Group P.L.C.(B010DT8)                                      399,607    1,520,349       0.0%
    C&C Group P.L.C.(B011Y09)                                    1,085,694    4,081,540       0.1%
    Datalex P.L.C.                                                  91,110      289,558       0.0%
    FBD Holdings P.L.C.                                            125,459    1,795,070       0.0%
    Glanbia P.L.C.(0066950)                                        700,613   11,866,577       0.2%
    Glanbia P.L.C.(4058629)                                        214,971    3,630,921       0.1%
    IFG Group P.L.C.                                               302,015      587,809       0.0%
*   Independent News & Media P.L.C.                              1,939,277      210,426       0.0%
    Irish Continental Group P.L.C.(BLP5857)                        485,129    3,286,497       0.1%
    Irish Continental Group P.L.C.(BLP59W1)                        234,200    1,591,405       0.0%
    Kingspan Group P.L.C.                                          708,796   32,086,423       0.5%
*   Permanent TSB Group Holdings P.L.C.                             49,226      103,433       0.0%
    Smurfit Kappa Group P.L.C.                                     448,337   19,111,711       0.3%
                                                                           ------------      ----
TOTAL IRELAND                                                                80,161,719       1.3%
                                                                           ------------      ----
ISRAEL -- (2.1%)
    Adgar Investment and Development, Ltd.                           6,982       11,630       0.0%
#*  ADO Group, Ltd.                                                 86,646    1,579,767       0.0%
    Afcon Holdings, Ltd.                                               764       31,238       0.0%
*   Africa Israel Properties, Ltd.                                  87,019    2,005,910       0.1%
    Africa Israel Residences, Ltd.                                   2,237       43,814       0.0%
#*  Airport City, Ltd.                                             421,822    4,815,871       0.1%
    Albaad Massuot Yitzhak, Ltd.                                     2,660       35,033       0.0%
*   Allot Communications, Ltd.                                     164,855      833,977       0.0%
#   Alony Hetz Properties & Investments, Ltd.                      280,782    2,490,699       0.1%
#   Alrov Properties and Lodgings, Ltd.                             48,457    1,636,332       0.0%
    Amot Investments, Ltd.                                         640,380    3,155,912       0.1%
#   Arad, Ltd.                                                       9,057       82,756       0.0%
#*  Arko Holdings, Ltd.                                          1,243,736      739,392       0.0%
#   Ashtrom Group, Ltd.                                             35,138      144,212       0.0%
    Ashtrom Properties, Ltd.                                       180,433      756,745       0.0%
#*  AudioCodes, Ltd.                                               165,181    1,185,087       0.0%
    Avgol Industries 1953, Ltd.                                    435,107      441,560       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.         434,861      424,587       0.0%
    Bayside Land Corp.                                               4,564    1,980,408       0.0%
#   Big Shopping Centers, Ltd.                                      27,978    1,796,209       0.0%
*   BioLine RX, Ltd.                                                83,966       68,003       0.0%
    Blue Square Real Estate, Ltd.                                   33,250    1,189,719       0.0%
*   Bonus Biogroup, Ltd.                                           316,725       50,180       0.0%
#*  Brack Capital Properties NV                                     16,139    1,791,408       0.0%
    Camtek, Ltd.                                                    29,589      202,057       0.0%
#   Carasso Motors, Ltd.                                           102,282      639,026       0.0%
*   Cellcom Israel, Ltd.                                           310,154    2,113,753       0.1%
    Ceragon Networks, Ltd.                                         266,244      700,222       0.0%
*   Clal Biotechnology Industries, Ltd.                            291,561      220,373       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                      123,888    1,938,547       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
ISRAEL -- (Continued)
    Cohen Development & Industrial Buildings, Ltd.                   3,184 $   68,305       0.0%
*   Compugen, Ltd.                                                 188,351    663,663       0.0%
    Danel Adir Yeoshua, Ltd.                                        14,349    675,218       0.0%
#   Delek Automotive Systems, Ltd.                                 204,232  1,464,719       0.0%
    Delek Group, Ltd.                                                4,229    632,091       0.0%
#   Delta-Galil Industries, Ltd.                                    72,570  2,076,090       0.1%
    Direct Insurance Financial Investments, Ltd.                   111,017  1,352,088       0.0%
    Dor Alon Energy in Israel 1988, Ltd.                             2,756     34,937       0.0%
#   El Al Israel Airlines                                        1,852,806    531,565       0.0%
    Electra Consumer Products 1970, Ltd.                            51,141    735,751       0.0%
    Electra, Ltd.                                                   10,539  2,642,539       0.1%
*   Elron Electronic Industries, Ltd.                               92,425    384,616       0.0%
#*  Energix-Renewable Energies, Ltd.                               685,848    624,724       0.0%
*   Enlight Renewable Energy, Ltd.                               1,948,423    894,403       0.0%
*   Evogene, Ltd.                                                   79,189    240,091       0.0%
    First International Bank Of Israel, Ltd.                       233,290  4,809,136       0.1%
#   FMS Enterprises Migun, Ltd.                                     18,743    563,053       0.0%
#*  Foresight Autonomous Holdings, Ltd.                            172,589    106,347       0.0%
    Formula Systems 1985, Ltd.                                      55,198  1,898,094       0.0%
    Fox Wizel, Ltd.                                                 45,821    794,178       0.0%
*   Gilat Satellite Networks, Ltd.                                 200,464  1,692,865       0.0%
#   Hadera Paper, Ltd.                                              17,300  1,154,838       0.0%
#   Ham-Let Israel-Canada, Ltd.                                     28,889    617,063       0.0%
    Harel Insurance Investments & Financial Services, Ltd.         636,496  4,620,285       0.1%
    Hilan, Ltd.                                                     66,254  1,447,832       0.0%
    IDI Insurance Co., Ltd.                                         34,124  2,054,199       0.1%
#*  Industrial Buildings Corp., Ltd.                               674,414    863,461       0.0%
#   Inrom Construction Industries, Ltd.                            298,882  1,257,163       0.0%
*   Intec Pharma, Ltd.                                              38,173    196,809       0.0%
*   Israel Discount Bank, Ltd. Class A                           2,395,977  6,634,248       0.1%
    Israel Land Development Co., Ltd. (The)                         27,929    286,429       0.0%
    Isras Investment Co., Ltd.                                       4,293    488,535       0.0%
#   Issta Lines, Ltd.                                                7,952    166,877       0.0%
*   Jerusalem Oil Exploration                                       51,061  2,866,992       0.1%
*   Kamada, Ltd.                                                   160,188    755,638       0.0%
    Kenon Holdings, Ltd.                                            56,082    870,673       0.0%
    Kerur Holdings, Ltd.                                            26,533    732,880       0.0%
#   Klil Industries, Ltd.                                            5,219    470,543       0.0%
    Maabarot Products, Ltd.                                         22,937    244,955       0.0%
    Magic Software Enterprises, Ltd.                               107,519    879,885       0.0%
    Matrix IT, Ltd.                                                212,640  2,340,016       0.1%
#   Maytronics, Ltd.                                               204,288    974,627       0.0%
#*  Mazor Robotics, Ltd.                                           228,777  6,107,690       0.1%
    Mediterranean Towers, Ltd.                                     284,845    526,405       0.0%
#   Mega Or Holdings, Ltd.                                          60,314    722,745       0.0%
#   Meitav Dash Investments, Ltd.                                   87,037    270,995       0.0%
#   Melisron, Ltd.                                                  73,243  2,990,583       0.1%
    Menora Mivtachim Holdings, Ltd.                                153,843  1,722,861       0.0%
#   Migdal Insurance & Financial Holding, Ltd.                   2,192,100  2,146,900       0.1%
    Minrav Holdings, Ltd.                                              263     32,342       0.0%
#   Mivtach Shamir Holdings, Ltd.                                   23,078    457,891       0.0%
#   Naphtha Israel Petroleum Corp., Ltd.                           197,260  1,237,804       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
ISRAEL -- (Continued)
#   Nawi Brothers, Ltd.                                               74,094 $    367,037       0.0%
    Neto ME Holdings, Ltd.                                             8,982      792,843       0.0%
*   Nova Measuring Instruments, Ltd.                                 154,998    4,113,872       0.1%
*   NR Spuntech Industries, Ltd.                                      27,323       71,487       0.0%
    Oil Refineries, Ltd.                                           7,014,234    3,035,089       0.1%
*   Partner Communications Co., Ltd.                                 672,023    2,767,906       0.1%
    Paz Oil Co., Ltd.                                                 34,627    5,072,867       0.1%
*   Perion Network, Ltd.                                              16,455       11,702       0.0%
*   Phoenix Holdings, Ltd. (The)                                     364,522    1,860,272       0.0%
    Plasson Industries, Ltd.                                          19,499      906,278       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.              39,611    1,809,951       0.0%
*   Redhill Biopharma, Ltd.                                          155,702       76,717       0.0%
    Scope Metals Group, Ltd.                                          37,589      988,446       0.0%
#   Shapir Engineering and Industry, Ltd.                            417,649    1,342,302       0.0%
    Shikun & Binui, Ltd.                                           1,180,819    2,001,243       0.0%
    Shufersal, Ltd.                                                  411,270    2,354,355       0.1%
*   SodaStream International, Ltd.                                     5,759      542,682       0.0%
*   Space Communication, Ltd.                                         17,611       66,254       0.0%
    Strauss Group, Ltd.                                              150,152    3,089,100       0.1%
    Summit Real Estate Holdings, Ltd.                                160,678    1,444,667       0.0%
#*  Suny Cellular Communication, Ltd.                                382,310      217,840       0.0%
#   Tadiran Holdings, Ltd.                                            12,911      366,530       0.0%
*   Tower Semiconductor, Ltd.                                        331,070    8,634,151       0.2%
#*  Union Bank of Israel                                             199,952    1,027,027       0.0%
                                                                             ------------       ---
TOTAL ISRAEL                                                                  145,089,682       2.4%
                                                                             ------------       ---
ITALY -- (10.5%)
#*  A.S. Roma SpA                                                    279,994      195,949       0.0%
    A2A SpA                                                       10,221,563   20,552,947       0.3%
    ACEA SpA                                                         328,226    5,758,311       0.1%
#*  Aeffe SpA                                                        227,820      812,886       0.0%
#   Aeroporto Guglielmo Marconi Di Bologna SpA                        27,600      538,535       0.0%
    Amplifon SpA                                                     558,705   10,437,040       0.2%
    Anima Holding SpA                                              1,756,233   12,600,875       0.2%
*   Ansaldo STS SpA                                                  521,080    7,795,713       0.1%
*   Arnoldo Mondadori Editore SpA                                    883,435    1,727,934       0.0%
    Ascopiave SpA                                                    450,902    1,849,646       0.0%
#   Astaldi SpA                                                      309,909      878,502       0.0%
    Autogrill SpA                                                    738,453    9,411,320       0.2%
    Autostrade Meridionali SpA                                         2,764      107,547       0.0%
#   Azimut Holding SpA                                               648,062   13,606,033       0.2%
    B&C Speakers SpA                                                  14,740      228,926       0.0%
#*  Banca Carige SpA                                             148,414,098    1,606,034       0.0%
    Banca Finnat Euramerica SpA                                      616,149      341,094       0.0%
    Banca Generali SpA                                               339,615   11,016,820       0.2%
    Banca IFIS SpA                                                   143,766    5,664,070       0.1%
    Banca Mediolanum SpA                                           1,541,757   12,356,405       0.2%
#*  Banca Monte dei Paschi di Siena SpA                               19,884       64,160       0.0%
    Banca Popolare di Sondrio SCPA                                 2,702,742   12,768,995       0.2%
#   Banca Profilo SpA                                              1,745,024      476,366       0.0%
#   Banca Sistema SpA                                                280,519      770,505       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
ITALY -- (Continued)
#*  Banco BPM SpA                                                 9,509,050 $34,492,565       0.6%
#   Banco di Desio e della Brianza SpA                              228,444     654,039       0.0%
    BasicNet SpA                                                    184,584     860,928       0.0%
#   BE                                                              494,275     553,010       0.0%
    Biesse SpA                                                       84,710   4,461,911       0.1%
#   BPER Banca                                                    3,362,946  19,412,550       0.3%
    Brembo SpA                                                      958,192  14,116,624       0.2%
    Brunello Cucinelli SpA                                          180,035   5,979,862       0.1%
#   Buzzi Unicem SpA                                                484,863  12,242,121       0.2%
#   Cairo Communication SpA                                         476,255   2,147,686       0.0%
*   Caltagirone Editore SpA                                           6,277      10,026       0.0%
#*  Carraro SpA                                                     162,374     610,247       0.0%
    Cembre SpA                                                       37,981   1,146,127       0.0%
    Cementir Holding SpA                                            334,012   2,792,699       0.1%
    Cerved Information Solutions SpA                              1,212,485  14,672,178       0.2%
    CIR-Compagnie Industriali Riunite SpA                         2,176,173   2,860,795       0.1%
    Credito Emiliano SpA                                            508,982   4,476,143       0.1%
#*  Credito Valtellinese SpA                                     45,885,728   7,141,224       0.1%
#*  d'Amico International Shipping SA                             1,350,290     329,295       0.0%
    Danieli & C Officine Meccaniche SpA                              78,883   2,169,517       0.0%
#   Datalogic SpA                                                   118,736   3,783,633       0.1%
    De' Longhi SpA                                                  287,319   8,589,336       0.2%
    DeA Capital SpA                                                 617,167   1,116,727       0.0%
    DiaSorin SpA                                                    137,764  12,980,911       0.2%
    Digital Bros SpA                                                 21,727     249,116       0.0%
    Ei Towers SpA                                                   100,202   5,799,692       0.1%
    El.En. SpA                                                       37,123   1,461,021       0.0%
*   Elica SpA                                                        72,212     198,885       0.0%
    Emak SpA                                                        283,893     457,602       0.0%
    Enav SpA                                                        880,066   4,797,036       0.1%
    ePrice SpA                                                       99,656     227,024       0.0%
    ERG SpA                                                         403,269   9,661,503       0.2%
#   Esprinet SpA                                                    178,939     943,026       0.0%
#*  Eurotech SpA                                                    125,772     244,337       0.0%
*   Exprivia SpA                                                    109,673     178,080       0.0%
    Falck Renewables SpA                                            890,272   2,155,326       0.0%
#   Fila SpA                                                         95,278   2,004,546       0.0%
*   Fincantieri SpA                                               3,372,028   5,298,296       0.1%
    FinecoBank Banca Fineco SpA                                   2,273,171  27,068,385       0.5%
    FNM SpA                                                         801,311     647,916       0.0%
#*  GEDI Gruppo Editoriale SpA                                      927,122     470,261       0.0%
#   Gefran SpA                                                       37,987     395,472       0.0%
#   Geox SpA                                                        496,677   1,670,554       0.0%
#   Gruppo MutuiOnline SpA                                          124,765   2,394,198       0.1%
    Hera SpA                                                      4,998,353  18,478,240       0.3%
    IMA Industria Macchine Automatiche SpA                           83,089   8,062,564       0.1%
*   IMMSI SpA                                                     1,248,352     907,500       0.0%
    Infrastrutture Wireless Italiane SpA                            972,624   7,828,454       0.1%
#*  Intek Group SpA                                               1,768,514     672,399       0.0%
    Interpump Group SpA                                             418,191  13,284,618       0.2%
    Iren SpA                                                      3,714,391  11,285,045       0.2%
    Italgas SpA                                                   3,115,681  20,161,907       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
ITALY -- (Continued)
    Italmobiliare SpA                                               40,178 $  1,090,456       0.0%
    IVS Group SA                                                    51,533      692,115       0.0%
#*  Juventus Football Club SpA                                   2,763,968    2,096,999       0.0%
    La Doria SpA                                                    68,280      995,671       0.0%
    Leonardo SpA                                                   343,551    3,969,593       0.1%
    Maire Tecnimont SpA                                            772,032    3,923,854       0.1%
    MARR SpA                                                       195,453    5,896,510       0.1%
    Massimo Zanetti Beverage Group SpA                              61,245      535,938       0.0%
#*  Mediaset SpA                                                 4,201,139   16,669,728       0.3%
    Moncler SpA                                                    473,723   21,351,584       0.4%
#*  Mondo TV SpA                                                    89,356      479,549       0.0%
    Nice SpA                                                       148,276      546,580       0.0%
*   Openjobmetis SpA agenzia per il lavoro                          47,155      685,074       0.0%
    OVS SpA                                                        977,759    4,152,887       0.1%
#   Panariagroup Industrie Ceramiche SpA                            73,107      320,854       0.0%
    Parmalat SpA                                                   697,227    2,542,302       0.1%
    Piaggio & C SpA                                              1,124,262    2,949,350       0.1%
    Prima Industrie SpA                                             29,434    1,456,227       0.0%
    Prysmian SpA                                                 1,022,877   30,069,544       0.5%
    RAI Way SpA                                                    398,319    2,254,163       0.0%
#   Reno de Medici SpA                                             913,765      836,481       0.0%
    Reply SpA                                                      109,860    6,943,320       0.1%
#*  Retelit SpA                                                    871,525    2,050,388       0.0%
#*  Rizzoli Corriere Della Sera Mediagroup SpA                     644,744      908,150       0.0%
    Sabaf SpA                                                       44,595    1,029,344       0.0%
    SAES Getters SpA                                                43,539    1,175,903       0.0%
#*  Safilo Group SpA                                               176,776      886,257       0.0%
#*  Saipem SpA                                                   4,006,166   15,300,482       0.3%
#   Salini Impregilo SpA                                         1,282,257    3,668,759       0.1%
#   Salvatore Ferragamo SpA                                        263,675    7,791,127       0.1%
    Saras SpA                                                    2,990,342    7,136,695       0.1%
    Servizi Italia SpA                                              57,477      374,448       0.0%
    Sesa SpA                                                        39,011    1,237,001       0.0%
#*  Snaitech SpA                                                   538,898    1,421,844       0.0%
    Societa Cattolica di Assicurazioni SC                        1,092,502   11,631,758       0.2%
    Societa Iniziative Autostradali e Servizi SpA                  481,719   10,204,264       0.2%
*   Sogefi SpA                                                     323,297    1,265,773       0.0%
#   SOL SpA                                                        165,521    2,268,708       0.0%
#   Tamburi Investment Partners SpA                                469,632    3,474,366       0.1%
#   Technogym SpA                                                  557,600    6,764,392       0.1%
    Tecnoinvestimenti SpA                                           26,124      197,923       0.0%
#*  Tiscali SpA                                                  9,160,788      335,284       0.0%
#   Tod's SpA                                                       68,456    5,285,881       0.1%
#*  Trevi Finanziaria Industriale SpA                              509,518      259,025       0.0%
#   Unione di Banche Italiane SpA                                6,849,336   35,278,999       0.6%
    Unipol Gruppo SpA                                            2,793,385   14,961,742       0.3%
#   UnipolSai Assicurazioni SpA                                  5,849,621   15,720,615       0.3%
    Vittoria Assicurazioni SpA                                     144,869    2,056,581       0.0%
*   Yoox Net-A-Porter Group SpA                                    342,380   15,665,437       0.3%
    Zignago Vetro SpA                                              156,379    1,570,877       0.0%
                                                                           ------------      ----
TOTAL ITALY                                                                 716,550,572      11.6%
                                                                           ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
NETHERLANDS -- (5.7%)
    Aalberts Industries NV                                         666,015 $ 32,792,511       0.5%
#   Accell Group                                                   150,045    3,507,872       0.1%
#   AFC Ajax NV                                                     18,134      238,850       0.0%
#   AMG Advanced Metallurgical Group NV                            179,772    8,400,027       0.1%
#   Amsterdam Commodities NV                                       107,098    2,859,127       0.1%
    APERAM SA                                                      390,560   19,029,811       0.3%
#   Arcadis NV                                                     486,979    9,576,562       0.2%
#   ASM International NV                                           339,707   20,395,835       0.3%
    ASR Nederland NV                                               137,552    6,487,470       0.1%
#*  Basic-Fit NV                                                    51,675    1,552,745       0.0%
#   BE Semiconductor Industries NV                                 252,954   17,482,454       0.3%
#   Beter Bed Holding NV                                           131,483    1,320,857       0.0%
#   BinckBank NV                                                   440,223    2,561,806       0.0%
#   Boskalis Westminster                                           627,709   18,595,414       0.3%
    Brunel International NV                                        147,514    2,647,955       0.1%
    Corbion NV                                                     398,317   12,752,300       0.2%
#   Flow Traders                                                   143,328    5,556,540       0.1%
    ForFarmers NV                                                   89,486    1,255,372       0.0%
#*  Fugro NV                                                       562,724    8,899,026       0.2%
    Gemalto NV(B9MS8P5)                                            306,999   18,488,260       0.3%
    Gemalto NV(B011JK4)                                            231,595   13,950,141       0.2%
#   GrandVision NV                                                 195,308    4,801,787       0.1%
#*  Heijmans NV                                                    161,687    1,920,330       0.0%
    Hunter Douglas NV                                               23,046    1,757,905       0.0%
    IMCD NV                                                        234,524   14,431,006       0.2%
    Intertrust NV                                                  258,397    5,147,606       0.1%
    KAS Bank NV                                                     91,818    1,106,524       0.0%
    Kendrion NV                                                     94,151    3,799,964       0.1%
#   Koninklijke BAM Groep NV                                     2,042,063    9,726,164       0.2%
#   Koninklijke Vopak NV                                           448,556   22,120,611       0.4%
*   Lucas Bols NV                                                   17,507      372,296       0.0%
    Nederland Apparatenfabriek                                      32,862    1,998,689       0.0%
#*  OCI NV                                                         521,247   12,369,974       0.2%
    Ordina NV                                                      859,201    1,940,849       0.0%
#   Philips Lighting NV                                            673,333   20,477,299       0.3%
    PostNL NV                                                    2,879,558   11,178,321       0.2%
    SBM Offshore NV                                              1,217,053   20,421,199       0.3%
#   SIF Holding NV                                                  24,515      553,268       0.0%
    Sligro Food Group NV                                           164,297    8,510,187       0.1%
*   Takeaway.com NV                                                 30,704    1,784,889       0.0%
#   TKH Group NV                                                   258,617   16,348,132       0.3%
*   TomTom NV                                                      971,261    9,583,906       0.2%
    Van Lanschot Kempen NV                                          65,207    2,014,257       0.0%
#   Wessanen                                                       484,021    9,765,508       0.2%
                                                                           ------------       ---
TOTAL NETHERLANDS                                                           390,481,606       6.3%
                                                                           ------------       ---
NORWAY -- (2.2%)
    ABG Sundal Collier Holding ASA                               1,986,744    1,565,235       0.0%
#   AF Gruppen ASA                                                  32,100      519,670       0.0%
*   Akastor ASA                                                  1,070,994    2,125,832       0.0%
*   Aker Solutions ASA                                             837,596    5,670,105       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
NORWAY -- (Continued)
    American Shipping Co. ASA                                       261,391 $  893,899       0.0%
*   Archer, Ltd.                                                    584,367    680,386       0.0%
    Arendals Fossekompani A.S.                                           90     44,306       0.0%
    Atea ASA                                                        408,010  6,056,183       0.1%
    Austevoll Seafood ASA                                           452,355  5,444,209       0.1%
#*  Avance Gas Holding, Ltd.                                        358,569    903,067       0.0%
#*  Axactor AB                                                    7,012,165  2,462,536       0.1%
    B2Holding ASA                                                   172,141    431,857       0.0%
    Bakkafrost P/F                                                  121,155  6,951,533       0.1%
    Bonheur ASA                                                     140,320  1,673,289       0.0%
    Borregaard ASA                                                  524,093  5,556,236       0.1%
#*  BW LPG, Ltd.                                                    498,904  1,731,158       0.0%
*   BW Offshore, Ltd.                                               845,823  4,607,469       0.1%
*   DNO ASA                                                       3,859,961  7,147,813       0.1%
#*  DOF ASA                                                       2,897,853    319,304       0.0%
    Ekornes ASA                                                     129,482  1,800,905       0.0%
    Entra ASA                                                        59,049    809,823       0.0%
    Europris ASA                                                    472,161  1,643,370       0.0%
*   FLEX LNG, Ltd.                                                  267,787    342,973       0.0%
#*  Fred Olsen Energy ASA                                           247,595    374,544       0.0%
#   Frontline, Ltd.                                                 383,371  1,651,246       0.0%
    Funcom NV(B0TLFN1)                                              204,222    555,976       0.0%
#*  Funcom NV(BFYVCD0)                                                8,835     23,929       0.0%
    Grieg Seafood ASA                                               283,304  3,036,567       0.1%
#   Hexagon Composites ASA                                          433,619  1,132,296       0.0%
#   Hoegh LNG Holdings, Ltd.                                        277,724  1,613,505       0.0%
*   Kongsberg Automotive ASA                                      2,171,519  2,538,778       0.1%
    Kongsberg Gruppen ASA                                            65,774  1,610,271       0.0%
*   Kvaerner ASA                                                  1,605,790  3,379,145       0.1%
#*  NEL ASA                                                       3,765,869  1,296,817       0.0%
#*  Next Biometrics Group A.S.                                       24,877    114,485       0.0%
#*  Nordic Nanovector ASA                                           197,914  1,225,665       0.0%
#*  Nordic Semiconductor ASA                                        703,953  4,428,765       0.1%
    Norway Royal Salmon ASA                                          69,992  1,654,502       0.0%
#*  Norwegian Air Shuttle ASA                                       152,601  5,791,443       0.1%
    Norwegian Property ASA                                          766,079    961,383       0.0%
#   Ocean Yield ASA                                                 274,841  2,363,604       0.1%
*   Odfjell Drilling, Ltd.                                          327,900  1,456,637       0.0%
    Odfjell SE Class A                                              134,257    512,831       0.0%
    Olav Thon Eiendomsselskap ASA                                    88,914  1,613,026       0.0%
*   Otello Corp. ASA                                                592,306  1,511,511       0.0%
#*  Petroleum Geo-Services ASA                                    1,859,599  8,004,003       0.1%
#*  PhotoCure ASA                                                    87,031    304,907       0.0%
#*  Prosafe SE                                                      163,111    263,305       0.0%
    Protector Forsikring ASA                                        366,464  3,428,167       0.1%
*   Q-Free ASA                                                      179,836    180,202       0.0%
#*  REC Silicon ASA                                              13,725,666  2,326,728       0.1%
    Sbanken ASA                                                     288,595  2,605,381       0.1%
#   Scatec Solar ASA                                                368,087  2,283,621       0.1%
    Selvaag Bolig ASA                                               256,708  1,303,826       0.0%
#*  Sevan Marine ASA                                                124,800    229,378       0.0%
    Solon Eiendom ASA                                                15,831     54,721       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NORWAY -- (Continued)
#*  Solstad Farstad ASA                                             287,823 $    222,095       0.0%
    SpareBank 1 SR-Bank ASA                                         100,705      995,965       0.0%
    Stolt-Nielsen, Ltd.                                             150,060    2,120,661       0.0%
    TGS NOPEC Geophysical Co. ASA                                    95,221    3,002,691       0.1%
    Tomra Systems ASA                                               537,200    9,965,624       0.2%
#   Treasure ASA                                                    306,583      658,502       0.0%
#   Veidekke ASA                                                    441,721    5,365,096       0.1%
*   Wallenius Wilhelmsen Logistics                                  101,766      703,077       0.0%
    Wilh Wilhelmsen Holding ASA Class A                              68,304    1,974,089       0.0%
#   XXL ASA                                                         462,058    4,013,950       0.1%
                                                                            ------------       ---
TOTAL NORWAY                                                                 148,234,073       2.4%
                                                                            ------------       ---
PORTUGAL -- (1.1%)
    Altri SGPS SA                                                   574,741    4,155,277       0.1%
*   Banco Comercial Portugues SA Class R                         67,440,721   22,576,043       0.3%
#   CTT-Correios de Portugal SA                                     894,043    3,296,878       0.1%
    EDP Renovaveis SA                                                58,571      562,456       0.0%
    Ibersol SGPS SA                                                  30,601      418,151       0.0%
    Mota-Engil SGPS SA                                              850,092    3,683,040       0.1%
    Navigator Co. SA (The)                                        1,987,069   11,594,077       0.2%
    NOS SGPS SA                                                   1,531,178    9,101,542       0.1%
    Novabase SGPS SA                                                 65,729      219,067       0.0%
    REN - Redes Energeticas Nacionais SGPS SA                     1,964,904    6,197,450       0.1%
    Semapa-Sociedade de Investimento e Gestao                       151,206    3,381,134       0.1%
    Sonae Capital SGPS SA                                           789,547      964,840       0.0%
    Sonae SGPS SA                                                 5,843,514    7,946,339       0.1%
    Teixeira Duarte SA                                              797,539      266,646       0.0%
                                                                            ------------       ---
TOTAL PORTUGAL                                                                74,362,940       1.2%
                                                                            ------------       ---
SPAIN -- (5.7%)
#   Acciona SA                                                      206,462   17,269,782       0.3%
    Acerinox SA                                                   1,133,252   15,914,851       0.2%
*   Adveo Group International SA                                    104,096      268,068       0.0%
    Alantra Partners SA                                              34,644      661,897       0.0%
#   Almirall SA                                                     391,066    4,861,012       0.1%
#*  Amper SA                                                      5,811,798    1,655,988       0.0%
    Applus Services SA                                              858,754   11,604,053       0.2%
#   Atresmedia Corp. de Medios de Comunicacion SA                   564,727    5,289,254       0.1%
    Azkoyen SA                                                       67,253      656,752       0.0%
*   Baron de Ley                                                     13,441    1,821,476       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                            461,801   16,185,425       0.2%
    Cellnex Telecom SA                                              909,420   24,389,943       0.4%
    Cia de Distribucion Integral Logista Holdings SA                261,258    5,875,528       0.1%
    Cie Automotive SA                                               344,752   12,887,472       0.2%
    Construcciones y Auxiliar de Ferrocarriles SA                   102,340    4,907,852       0.1%
#*  Deoleo SA                                                     1,865,424      400,293       0.0%
    Distribuidora Internacional de Alimentacion SA                3,849,981   17,841,577       0.3%
#*  Duro Felguera SA                                                489,623      156,274       0.0%
    Ebro Foods SA                                                   439,054   10,587,732       0.2%
*   eDreams ODIGEO SA                                               398,808    1,823,107       0.0%
    Elecnor SA                                                      199,318    3,125,695       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SPAIN -- (Continued)
    Enagas SA                                                    1,074,890 $ 31,242,704       0.5%
    Ence Energia y Celulosa SA                                   1,118,132    8,626,296       0.1%
    Ercros SA                                                      815,730    4,164,105       0.1%
    Euskaltel SA                                                   470,855    4,365,863       0.1%
    Faes Farma SA                                                1,846,280    7,496,080       0.1%
#   Fluidra SA                                                     305,244    4,417,414       0.1%
*   Fomento de Construcciones y Contratas SA                       257,241    3,315,104       0.1%
*   Global Dominion Access SA                                      221,011    1,286,949       0.0%
    Grupo Catalana Occidente SA                                    237,865   10,473,591       0.1%
#*  Grupo Empresarial San Jose SA                                  122,109      563,993       0.0%
*   Grupo Ezentis SA                                             1,296,563    1,141,933       0.0%
    Iberpapel Gestion SA                                            44,111    1,765,958       0.0%
*   Indra Sistemas SA                                              817,501   11,297,004       0.2%
    Inmobiliaria del Sur SA                                          2,902       41,845       0.0%
#   Laboratorios Farmaceuticos Rovi SA                              69,605    1,411,400       0.0%
*   Liberbank SA                                                 8,204,181    4,692,693       0.1%
#   Mediaset Espana Comunicacion SA                              1,104,946   10,574,510       0.2%
    Melia Hotels International SA                                  708,458   10,533,573       0.2%
    Miquel y Costas & Miquel SA                                     86,840    3,498,272       0.1%
    NH Hotel Group SA                                            1,501,179   11,574,617       0.2%
#*  Obrascon Huarte Lain SA                                        926,681    4,320,815       0.1%
    Papeles y Cartones de Europa SA                                320,535    6,202,356       0.1%
    Parques Reunidos Servicios Centrales SAU                        37,609      619,449       0.0%
#*  Pharma Mar SA                                                1,078,930    2,105,625       0.0%
    Prim SA                                                         39,424      570,752       0.0%
#*  Promotora de Informaciones SA Class A                        1,879,166    4,401,966       0.1%
    Prosegur Cia de Seguridad SA                                 1,713,380   12,951,769       0.2%
#*  Quabit Inmobiliaria SA                                         501,164    1,167,202       0.0%
*   Realia Business SA                                           1,341,390    1,778,260       0.0%
#   Sacyr SA                                                     2,898,931    8,316,338       0.1%
    Saeta Yield SA                                                 243,660    3,623,031       0.1%
#*  Solaria Energia y Medio Ambiente SA                            340,345    1,409,710       0.0%
#   Talgo SA                                                       527,275    3,221,514       0.1%
#   Tecnicas Reunidas SA                                           212,450    6,847,777       0.1%
*   Telepizza Group SA                                              90,534      605,953       0.0%
#*  Tubacex SA                                                     752,478    3,210,877       0.1%
#*  Tubos Reunidos SA                                              785,848      382,579       0.0%
    Vidrala SA                                                      93,790    9,836,265       0.1%
    Viscofan SA                                                    261,752   17,346,497       0.3%
*   Vocento SA                                                     341,900      567,895       0.0%
    Zardoya Otis SA                                              1,080,214   11,025,315       0.2%
                                                                           ------------       ---
TOTAL SPAIN                                                                 391,179,880       6.3%
                                                                           ------------       ---
SWEDEN -- (6.6%)
    AAK AB                                                         120,395   10,624,761       0.2%
*   AcadeMedia AB                                                  116,321      773,230       0.0%
#   Acando AB                                                      901,661    3,037,391       0.1%
    AddLife AB                                                      59,317    1,241,077       0.0%
#   AddNode Group AB                                                41,065      387,448       0.0%
    AddTech AB Class B                                             301,868    6,268,615       0.1%
#   AF AB Class B                                                  573,975   11,941,822       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
#   Alimak Group AB                                                152,737 $ 2,258,733       0.0%
#*  Anoto Group AB                                                 313,692     140,963       0.0%
*   Arise AB                                                        36,861      51,822       0.0%
    Atrium Ljungberg AB Class B                                    152,438   2,410,832       0.1%
    Attendo AB                                                     367,568   3,732,808       0.1%
#   Avanza Bank Holding AB                                         133,985   6,298,348       0.1%
*   BE Group AB                                                     22,326     133,671       0.0%
    Beijer Alma AB                                                 127,695   3,666,491       0.1%
#*  Beijer Electronics Group AB                                     80,992     310,453       0.0%
    Beijer Ref AB                                                  246,015   3,780,670       0.1%
    Bergman & Beving AB                                            144,190   1,498,469       0.0%
#   Besqab AB                                                       20,994     266,548       0.0%
#   Betsson AB                                                     687,069   4,894,378       0.1%
    Bilia AB Class A                                               628,332   5,180,365       0.1%
    BillerudKorsnas AB                                             120,069   1,764,246       0.0%
#   BioGaia AB Class B                                              97,406   4,677,174       0.1%
#*  BioInvent International AB                                     300,911      64,808       0.0%
    Biotage AB                                                     269,681   2,757,852       0.1%
    Bjorn Borg AB                                                   99,769     290,251       0.0%
#   Bonava AB                                                       12,135     145,382       0.0%
#   Bonava AB Class B                                              407,814   4,950,515       0.1%
#   Bravida Holding AB                                             383,312   2,745,175       0.1%
#   Bufab AB                                                       197,821   2,668,548       0.1%
#   Bulten AB                                                      107,130   1,356,086       0.0%
    Bure Equity AB                                                 361,889   3,880,102       0.1%
#   Byggmax Group AB                                               372,728   1,978,520       0.0%
    Capio AB                                                       304,128   1,373,591       0.0%
#   Catena AB                                                      112,950   2,225,532       0.0%
#   Cavotec SA                                                      53,001     148,627       0.0%
    Clas Ohlson AB Class B                                         213,059   2,330,510       0.0%
    Cloetta AB Class B                                           1,509,438   5,402,108       0.1%
#*  CLX Communications AB                                           25,407     190,811       0.0%
*   Collector AB                                                   115,119     833,389       0.0%
    Com Hem Holding AB                                             807,301  13,982,003       0.2%
    Concentric AB                                                  370,121   6,042,940       0.1%
*   Concordia Maritime AB Class B                                  100,760     118,264       0.0%
    Coor Service Management Holding AB                             144,766   1,002,638       0.0%
    Corem Property Group AB Class B                                152,477     163,210       0.0%
*   D Carnegie & Co. AB                                             22,947     356,951       0.0%
#   Dedicare AB Class B                                             20,550     144,145       0.0%
#   Dios Fastigheter AB                                            684,301   4,341,405       0.1%
    Dometic Group AB                                               250,551   2,398,030       0.0%
#*  Doro AB                                                        155,569     777,953       0.0%
    Duni AB                                                        215,861   2,930,547       0.1%
    Dustin Group AB                                                213,309   1,784,788       0.0%
    Eastnine AB                                                    109,780   1,187,767       0.0%
#   Elanders AB Class B                                             48,081     402,982       0.0%
#*  Eltel AB                                                       192,132     554,707       0.0%
    Enea AB                                                         72,046     680,505       0.0%
#   eWork Group AB                                                  28,929     291,205       0.0%
    Fabege AB                                                    1,221,050  14,059,074       0.2%
#   Fagerhult AB                                                   207,289   2,115,177       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
    Fenix Outdoor International AG                                  14,381 $ 1,735,583       0.0%
*   Fingerprint Cards AB Class B                                   634,700     548,394       0.0%
    Granges AB                                                     530,047   7,414,643       0.1%
    Gunnebo AB                                                     208,485     719,556       0.0%
*   Haldex AB                                                      218,762   2,349,549       0.0%
    Heba Fastighets AB Class B                                      45,417     573,969       0.0%
    Hemfosa Fastigheter AB                                         903,916  11,196,928       0.2%
#   Hexpol AB                                                        7,179      74,289       0.0%
    HIQ International AB                                           254,760   2,061,757       0.0%
#   HMS Networks AB                                                 60,696   1,013,828       0.0%
#   Hoist Finance AB                                               302,024   2,669,388       0.1%
    Holmen AB                                                      392,178   9,670,021       0.2%
#   Indutrade AB                                                   442,678  10,440,068       0.2%
    Inwido AB                                                      344,615   2,999,832       0.1%
#   ITAB Shop Concept AB Class B                                   121,363     546,283       0.0%
    JM AB                                                          381,548   7,548,677       0.1%
    KappAhl AB                                                     458,925   1,330,193       0.0%
#   Karo Pharma AB                                                 561,244   2,070,844       0.0%
#   Kindred Group P.L.C.                                         1,251,492  16,139,953       0.3%
#   Klovern AB Class B                                           3,466,834   4,326,020       0.1%
    KNOW IT AB                                                     108,281   2,204,895       0.0%
#   Kungsleden AB                                                1,116,586   7,918,515       0.1%
    Lagercrantz Group AB Class B                                   360,259   3,383,101       0.1%
#   Lifco AB Class B                                                53,458   1,941,296       0.0%
    Lindab International AB                                        485,412   3,746,522       0.1%
    Loomis AB Class B                                              387,412  14,108,316       0.2%
#*  Medivir AB Class B                                             169,635     771,322       0.0%
#   Mekonomen AB                                                   150,926   2,306,919       0.0%
    Modern Times Group MTG AB Class B                              314,159  12,347,331       0.2%
*   Momentum Group AB Class B                                      172,644   1,939,534       0.0%
#   MQ Holding AB                                                  212,980     368,613       0.0%
#   Mycronic AB                                                    464,036   5,327,865       0.1%
    NCC AB Class B                                                 500,321   9,215,845       0.2%
    Nederman Holding AB                                              7,097     217,968       0.0%
#*  Net Insight AB Class B                                         945,946     453,987       0.0%
#   NetEnt AB                                                      939,633   5,359,863       0.1%
    New Wave Group AB Class B                                      336,043   1,995,054       0.0%
    Nobia AB                                                       740,155   5,822,600       0.1%
    Nobina AB                                                      534,930   3,510,516       0.1%
    Nolato AB Class B                                              171,585  12,884,318       0.2%
#   Nordic Waterproofing Holding A.S.                               27,369     229,337       0.0%
    NP3 Fastigheter AB                                             116,476     822,410       0.0%
#   OEM International AB Class B                                    46,319     976,680       0.0%
#   Opus Group AB                                                1,383,885   1,114,791       0.0%
    Oriflame Holding AG                                            237,287  11,244,356       0.2%
    Pandox AB                                                      142,822   2,403,791       0.0%
#   Peab AB                                                        920,779   8,151,987       0.1%
#   Platzer Fastigheter Holding AB Class B                          92,891     622,110       0.0%
#   Pricer AB Class B                                              832,220     798,549       0.0%
    Proact IT Group AB                                              50,363     946,096       0.0%
*   Qliro Group AB                                                 795,678     962,895       0.0%
#   Ratos AB Class B                                             1,481,561   5,845,824       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SWEDEN -- (Continued)
#*  RaySearch Laboratories AB                                      129,144 $  1,924,894       0.0%
#   Recipharm AB Class B                                           199,589    2,703,231       0.1%
#   Resurs Holding AB                                              266,196    1,715,008       0.0%
*   Rezidor Hotel Group AB                                         148,193      425,416       0.0%
#   Rottneros AB                                                   506,830      566,954       0.0%
    Sagax AB Class B                                               146,593    1,715,350       0.0%
*   SAS AB                                                         937,161    2,338,791       0.0%
#   Scandi Standard AB                                             286,069    1,961,447       0.0%
    Scandic Hotels Group AB                                        357,195    3,515,859       0.1%
    Sectra AB Class B                                               75,781    1,672,842       0.0%
#   Semcon AB                                                      108,401      690,681       0.0%
#*  Sensys Gatso Group AB                                        2,263,603      346,729       0.0%
    SkiStar AB                                                     146,905    3,029,115       0.1%
#   Sweco AB Class B                                               325,168    6,622,726       0.1%
    Swedol AB Class B                                              206,900      751,118       0.0%
#   Systemair AB                                                    82,924    1,096,295       0.0%
    Thule Group AB                                                 441,894   10,212,872       0.2%
#*  Tobii AB                                                       166,601      687,330       0.0%
#   Troax Group AB                                                  30,192      931,380       0.0%
    VBG Group AB Class B                                            22,373      334,672       0.0%
#   Victoria Park AB Class B                                       681,163    2,796,823       0.1%
#   Vitrolife AB                                                    71,728    5,250,853       0.1%
#   Wallenstam AB Class B                                          977,095    8,753,604       0.2%
#   Wihlborgs Fastigheter AB                                       427,404    9,904,923       0.2%
                                                                           ------------       ---
TOTAL SWEDEN                                                                447,338,307       7.2%
                                                                           ------------       ---
SWITZERLAND -- (10.1%)
    Allreal Holding AG                                              80,200   13,185,648       0.2%
*   Alpiq Holding AG                                                 8,767      664,897       0.0%
    ALSO Holding AG                                                 32,252    3,973,806       0.1%
#   ams AG                                                         316,689   26,119,536       0.4%
    APG SGA SA                                                       7,790    3,197,598       0.1%
#*  Arbonia AG                                                     250,441    4,455,028       0.1%
#*  Aryzta AG                                                      543,826   11,461,617       0.2%
    Ascom Holding AG                                               208,330    4,168,256       0.1%
#   Autoneum Holding AG                                             18,869    4,940,860       0.1%
#   Bachem Holding AG Class B                                       23,995    3,076,986       0.1%
#   Bank Cler AG                                                    30,941    1,310,595       0.0%
    Banque Cantonale de Geneve                                       8,576    1,609,273       0.0%
    Banque Cantonale du Jura SA                                      4,442      246,098       0.0%
    Banque Cantonale Vaudoise                                       11,753    9,366,603       0.2%
    Belimo Holding AG                                                2,345    9,682,797       0.2%
    Bell Food Group AG                                               5,541    2,176,642       0.0%
    Bellevue Group AG                                               53,293    1,254,028       0.0%
#   Berner Kantonalbank AG                                          25,042    4,685,268       0.1%
    BFW Liegenschaften AG                                            2,860      125,669       0.0%
    BKW AG                                                          79,223    5,163,470       0.1%
    Bobst Group SA                                                  51,799    5,526,347       0.1%
    Bossard Holding AG Class A                                      34,764    7,124,095       0.1%
    Bucher Industries AG                                            46,025   16,867,425       0.3%
#   Burckhardt Compression Holding AG                               17,827    5,784,744       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWITZERLAND -- (Continued)
#   Burkhalter Holding AG                                           20,988 $ 1,972,996       0.0%
    Calida Holding AG                                               26,738     973,495       0.0%
    Carlo Gavazzi Holding AG                                         2,093     713,013       0.0%
    Cembra Money Bank AG                                           170,100  14,418,227       0.2%
    Cham Group AG                                                    2,138     949,682       0.0%
    Cicor Technologies, Ltd.                                        12,637     751,767       0.0%
    Cie Financiere Tradition SA                                     10,069   1,070,738       0.0%
    Coltene Holding AG                                              20,595   1,917,133       0.0%
    Conzzeta AG                                                      8,316  10,601,189       0.2%
    Daetwyler Holding AG                                            39,273   7,491,040       0.1%
    DKSH Holding AG                                                160,246  12,851,801       0.2%
    dormakaba Holding AG                                            16,814  13,005,818       0.2%
*   Dottikon Es Holding AG                                             143     104,246       0.0%
    EFG International AG                                           538,864   4,377,223       0.1%
    Emmi AG                                                         12,679  10,227,725       0.2%
    Energiedienst Holding AG                                        71,956   1,867,958       0.0%
#*  Evolva Holding SA                                            2,861,683     756,662       0.0%
    Feintool International Holding AG                               13,066   1,490,078       0.0%
    Flughafen Zurich AG                                             52,318  10,925,585       0.2%
    Forbo Holding AG                                                 6,853   9,586,024       0.2%
    GAM Holding AG                                               1,118,131  17,847,850       0.3%
    Georg Fischer AG                                                25,509  31,709,139       0.5%
    Gurit Holding AG                                                 2,373   2,014,873       0.0%
    Helvetia Holding AG                                             43,900  26,077,101       0.4%
    Hiag Immobilien Holding AG                                      10,203   1,277,212       0.0%
#   HOCHDORF Holding AG                                              6,549   1,838,717       0.0%
#   Huber & Suhner AG                                               72,236   4,125,906       0.1%
    Hypothekarbank Lenzburg AG                                           3      13,561       0.0%
*   Idorsia, Ltd.                                                   31,628     725,376       0.0%
    Implenia AG                                                     92,838   7,086,883       0.1%
    Inficon Holding AG                                               9,382   5,617,362       0.1%
    Interroll Holding AG                                             3,569   5,912,756       0.1%
    Intershop Holding AG                                             8,917   4,450,861       0.1%
#   Investis Holding SA                                                839      52,782       0.0%
    Jungfraubahn Holding AG                                          7,104   1,175,486       0.0%
    Kardex AG                                                       36,252   5,093,446       0.1%
    Komax Holding AG                                                21,318   5,859,784       0.1%
#   Kudelski SA                                                    197,997   1,821,598       0.0%
#*  Lastminute.com NV                                               22,395     344,474       0.0%
    LEM Holding SA                                                   3,773   5,957,972       0.1%
    Liechtensteinische Landesbank AG                                40,594   2,593,619       0.0%
    Logitech International SA                                      542,117  20,027,511       0.3%
    Luzerner Kantonalbank AG                                        17,332   9,344,733       0.2%
*   MCH Group AG                                                     5,265     269,734       0.0%
#   Meier Tobler Group AG                                           22,913     754,678       0.0%
    Metall Zug AG Class B                                              903   3,029,071       0.1%
#   Mobilezone Holding AG                                          177,820   2,103,659       0.0%
*   Mobimo Holding AG                                               37,462   9,675,946       0.2%
    OC Oerlikon Corp. AG                                         1,191,830  19,241,191       0.3%
#*  Orascom Development Holding AG                                  81,862   1,261,363       0.0%
#   Orell Fuessli Holding AG                                         5,028     585,187       0.0%
    Orior AG                                                        34,326   2,839,715       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SWITZERLAND -- (Continued)
#   Panalpina Welttransport Holding AG                              61,671 $    7,805,661       0.1%
    Phoenix Mecano AG                                                3,713      2,505,636       0.0%
    Plazza AG Class A                                                6,404      1,467,038       0.0%
    PSP Swiss Property AG                                          253,922     23,725,683       0.4%
    Rieter Holding AG                                               18,515      3,575,309       0.1%
    Romande Energie Holding SA                                       2,625      3,065,750       0.1%
    Schaffner Holding AG                                             3,145        939,078       0.0%
*   Schmolz + Bickenbach AG                                      3,110,491      2,503,867       0.0%
    Schweiter Technologies AG                                        5,758      6,547,481       0.1%
    SFS Group AG                                                    87,134      9,797,019       0.2%
    Siegfried Holding AG                                            22,150      7,696,696       0.1%
    St Galler Kantonalbank AG                                       12,502      6,704,783       0.1%
#   Sulzer AG                                                      106,641     12,268,902       0.2%
    Sunrise Communications Group AG                                207,771     16,286,206       0.3%
    Swiss Prime Site AG                                             75,424      7,066,771       0.1%
    Swissquote Group Holding SA                                     52,871      2,984,952       0.1%
    Tamedia AG                                                      14,841      2,275,110       0.0%
    Tecan Group AG                                                  55,658     12,237,846       0.2%
    Temenos Group AG                                               177,013     22,273,170       0.4%
    Thurgauer Kantonalbank                                           3,152        329,101       0.0%
*   Tornos Holding AG                                               17,058        260,653       0.0%
#   u-blox Holding AG                                               32,779      5,989,422       0.1%
    Valiant Holding AG                                             103,420     12,418,399       0.2%
    Valora Holding AG                                               20,014      6,694,412       0.1%
    VAT Group AG                                                   139,293     20,543,121       0.3%
    Vaudoise Assurances Holding SA                                   5,894      3,210,114       0.1%
    Vetropack Holding AG                                             1,209      2,485,598       0.0%
#*  Von Roll Holding AG                                            330,046        432,024       0.0%
    Vontobel Holding AG                                            158,155     10,429,921       0.2%
    VP Bank AG                                                      16,323      2,668,646       0.0%
#   VZ Holding AG                                                   13,689      3,846,044       0.1%
    Walliser Kantonalbank                                           18,155      2,152,200       0.0%
#   Ypsomed Holding AG                                              19,935      3,024,559       0.1%
    Zehnder Group AG                                                65,843      2,760,368       0.0%
#   Zug Estates Holding AG Class B                                   1,044      1,790,041       0.0%
    Zuger Kantonalbank AG                                              676      4,223,406       0.1%
                                                                           --------------      ----
TOTAL SWITZERLAND                                                             687,934,219      11.1%
                                                                           --------------      ----
UNITED KINGDOM -- (0.1%)
*   Rhi Magnesita NV                                               100,276      5,991,571       0.1%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         6,054,731,268      98.0%
                                                                           --------------      ----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Biotest AG                                                      89,937      2,865,029       0.1%
    Draegerwerk AG & Co. KGaA                                       40,848      3,005,206       0.1%
    Fuchs Petrolub SE                                              151,076      8,112,025       0.1%
    Jungheinrich AG                                                258,252     10,891,011       0.2%
    Sartorius AG                                                    87,562     13,449,592       0.2%
    Sixt SE                                                         89,543      7,317,162       0.1%
    STO SE & Co. KGaA                                                9,574      1,276,177       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
GERMANY -- (Continued)
     Villeroy & Boch AG                                               43,697 $      975,859        0.0%
                                                                             --------------      -----
TOTAL GERMANY                                                                    47,892,061        0.8%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                           47,892,061        0.8%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*    Intercell AG Rights 05/16/13                                    254,689             --        0.0%
                                                                             --------------      -----
FRANCE -- (0.0%)
*    Maurel et prom Rights 12/31/00                                  844,597             --        0.0%
                                                                             --------------      -----
ISRAEL -- (0.0%)
*    Space Communication, Ltd.(BZ2YQP1)                                4,696          2,740        0.0%
*    Space Communication, Ltd.(BZ2YQR3)                                4,109          3,755        0.0%
*    Space Communication, Ltd.(BZ2YQS4)                                3,522          2,447        0.0%
                                                                             --------------      -----
TOTAL ISRAEL                                                                          8,942        0.0%
                                                                             --------------      -----
NORWAY -- (0.0%)
*    Solon Eiendom ASA Rights 06/08/18                                   475            219        0.0%
                                                                             --------------      -----
SPAIN -- (0.0%)
*    Quabit Inmobiliaria SA Rights 05/11/18                          491,710         27,315        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                                36,476        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   6,102,659,805
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@ DFA Short Term Investment Fund                               62,244,594    720,169,955       11.6%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,135,530,755)                          $6,822,829,760      110.4%
                                                                             ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Austria                              -- $  188,663,585   --    $  188,663,585
   Belgium                     $ 7,612,207    273,703,434   --       281,315,641
   Denmark                              --    296,965,218   --       296,965,218
   Finland                              --    410,818,196   --       410,818,196
   France                               --    820,628,584   --       820,628,584
   Germany                              --    969,015,475   --       969,015,475
   Ireland                              --     80,161,719   --        80,161,719
   Israel                               --    145,089,682   --       145,089,682
   Italy                                --    716,550,572   --       716,550,572
   Netherlands                  13,950,141    376,531,465   --       390,481,606
   Norway                          555,976    147,678,097   --       148,234,073
   Portugal                             --     74,362,940   --        74,362,940
   Spain                                --    391,179,880   --       391,179,880
   Sweden                               --    447,338,307   --       447,338,307
   Switzerland                          --    687,934,219   --       687,934,219
   United Kingdom                       --      5,991,571   --         5,991,571
Preferred Stocks
   Germany                              --     47,892,061   --        47,892,061
Rights/Warrants
   Israel                               --          8,942   --             8,942
   Norway                               --            219   --               219
   Spain                                --         27,315   --            27,315
Securities Lending Collateral           --    720,169,955   --       720,169,955
                               ----------- --------------   --    --------------
TOTAL                          $22,118,324 $6,800,711,436   --    $6,822,829,760
                               =========== ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (93.4%)
BRAZIL -- (5.1%)
    Ambev SA                                                       855,320 $ 5,696,111       0.1%
    Ambev SA ADR                                                 5,984,451  39,617,066       0.6%
    B3 SA - Brasil Bolsa Balcao                                  1,907,290  13,774,388       0.2%
    Banco Bradesco SA                                            1,129,129  10,281,804       0.2%
    Banco do Brasil SA                                             863,018   9,041,094       0.1%
    Banco Santander Brasil SA                                      362,957   3,948,473       0.1%
    BB Seguridade Participacoes SA                                 873,543   6,852,296       0.1%
    Braskem SA Sponsored ADR                                       154,641   4,005,202       0.1%
*   BRF SA                                                         287,141   2,032,741       0.0%
    CCR SA                                                       2,367,268   8,081,904       0.1%
*   Centrais Eletricas Brasileiras SA                              204,377   1,112,545       0.0%
#   Centrais Eletricas Brasileiras SA ADR                           49,971     320,314       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                457,600   4,592,720       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR             75,638     754,867       0.0%
*   Cia Siderurgica Nacional SA                                    575,321   1,441,915       0.0%
*   Cia Siderurgica Nacional SA Sponsored ADR                      380,551     955,183       0.0%
    Cielo SA                                                     1,808,236   9,910,407       0.2%
    Cosan SA Industria e Comercio                                  213,190   2,420,843       0.0%
#   Embraer SA ADR                                                 255,258   6,437,607       0.1%
    Engie Brasil Energia SA                                        290,301   3,065,264       0.0%
    Equatorial Energia SA                                          333,000   6,763,231       0.1%
    Fibria Celulose SA                                              22,600     443,910       0.0%
    Fibria Celulose SA Sponsored ADR                               196,863   3,850,640       0.1%
    Gerdau SA                                                      222,944     895,416       0.0%
#   Gerdau SA Sponsored ADR                                        631,681   2,949,950       0.0%
    Hypermarcas SA                                                 345,249   3,104,403       0.1%
    Itau Unibanco Holding SA                                       447,826   5,637,453       0.1%
    JBS SA                                                       2,669,748   6,668,273       0.1%
    Klabin SA                                                      768,100   4,654,819       0.1%
    Kroton Educacional SA                                        1,126,424   4,504,796       0.1%
    Localiza Rent a Car SA                                         606,300   4,826,932       0.1%
    Lojas Americanas SA                                            102,484     436,183       0.0%
    Lojas Renner SA                                              1,274,302  11,862,009       0.2%
    M Dias Branco SA                                                54,400     683,261       0.0%
    Magazine Luiza SA                                              106,400   3,241,021       0.1%
    Multiplan Empreendimentos Imobiliarios SA                       51,300     974,103       0.0%
    Natura Cosmeticos SA                                           186,600   1,715,685       0.0%
*   Petroleo Brasileiro SA                                       2,706,971  19,031,941       0.3%
*   Petroleo Brasileiro SA Sponsored ADR                           695,333   9,797,242       0.2%
    Porto Seguro SA                                                 65,129     840,326       0.0%
    Raia Drogasil SA                                               381,000   7,480,355       0.1%
*   Rumo SA                                                      1,147,900   4,865,927       0.1%
    Suzano Papel e Celulose SA                                     714,655   8,376,266       0.1%
#   Telefonica Brasil SA ADR                                        50,319     710,504       0.0%
    Tim Participacoes SA                                         1,162,813   5,294,264       0.1%
    Ultrapar Participacoes SA                                      394,184   6,801,902       0.1%
#   Ultrapar Participacoes SA Sponsored ADR                        254,308   4,404,615       0.1%
    Vale SA                                                      3,260,013  45,291,394       0.7%
    Vale SA Sponsored ADR                                        1,665,739  23,053,821       0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
BRAZIL -- (Continued)
    WEG SA                                                           339,933 $  1,725,282       0.0%
                                                                             ------------       ---
TOTAL BRAZIL                                                                  335,228,668       5.3%
                                                                             ------------       ---
CHILE -- (1.4%)
    AES Gener SA                                                   2,468,815      691,830       0.0%
    Aguas Andinas SA Class A                                       4,770,656    3,172,410       0.1%
    Banco de Chile ADR                                                43,853    4,297,594       0.1%
    Banco de Credito e Inversiones SA                                 72,567    5,490,437       0.1%
    Banco Santander Chile ADR                                        227,071    7,500,155       0.1%
    Cencosud SA                                                    2,239,644    6,656,262       0.1%
    Cia Cervecerias Unidas SA                                        109,017    1,509,670       0.0%
    Cia Cervecerias Unidas SA ADR                                     95,396    2,634,837       0.0%
    Colbun SA                                                     11,333,704    2,816,901       0.1%
    Embotelladora Andina SA Class B ADR                               22,761      685,789       0.0%
    Empresa Nacional de Telecomunicaciones SA                         71,152      838,557       0.0%
    Empresas CMPC SA                                               1,872,888    7,683,903       0.1%
    Empresas COPEC SA                                                366,864    5,977,540       0.1%
    Enel Americas SA ADR                                             853,477    9,686,965       0.2%
    Enel Chile SA(BYMLZD6)                                         5,100,567      631,950       0.0%
    Enel Chile SA(BYYHKR1)                                           811,093    5,044,999       0.1%
    Itau CorpBanca(BZ30DD5)                                           30,902      469,710       0.0%
    Itau CorpBanca(BYT25P4)                                      178,092,356    1,819,115       0.0%
#   Latam Airlines Group SA Sponsored ADR                            459,640    7,018,703       0.1%
    SACI Falabella                                                   918,716    8,906,684       0.1%
#   Sociedad Quimica y Minera de Chile SA Sponsored ADR              153,936    8,449,547       0.1%
                                                                             ------------       ---
TOTAL CHILE                                                                    91,983,558       1.4%
                                                                             ------------       ---
CHINA -- (16.5%)
    AAC Technologies Holdings, Inc.                                  634,000    9,099,655       0.2%
    Agile Group Holdings, Ltd.                                     2,128,000    4,197,678       0.1%
    Agricultural Bank of China, Ltd. Class H                      12,316,000    6,943,907       0.1%
    Air China, Ltd. Class H                                        2,406,000    3,171,822       0.1%
#*  Alibaba Group Holding, Ltd. Sponsored ADR                        524,851   93,706,898       1.5%
*   Aluminum Corp. of China, Ltd. ADR                                107,180    1,502,664       0.0%
*   Aluminum Corp. of China, Ltd. Class H                          1,514,000      855,087       0.0%
#   Angang Steel Co., Ltd. Class H                                   828,000      887,555       0.0%
    Anhui Conch Cement Co., Ltd. Class H                           1,089,500    6,800,089       0.1%
    Anta Sports Products, Ltd.                                     1,125,000    6,419,467       0.1%
#   BAIC Motor Corp., Ltd. Class H                                 1,725,000    1,665,145       0.0%
*   Baidu, Inc. Sponsored ADR                                        106,675   26,764,758       0.4%
    Bank of China, Ltd. Class H                                   38,183,181   20,727,017       0.3%
    Bank of Communications Co., Ltd. Class H                       3,692,515    3,021,528       0.1%
#   BBMG Corp. Class H                                               877,500      400,235       0.0%
    Beijing Capital International Airport Co., Ltd. Class H        1,312,000    1,786,909       0.0%
    Beijing Enterprises Holdings, Ltd.                               372,472    1,860,457       0.0%
    Beijing Enterprises Water Group, Ltd.                          4,292,000    2,491,859       0.0%
#   Brilliance China Automotive Holdings, Ltd.                     1,964,000    3,496,933       0.1%
#   Byd Co., Ltd. Class H                                            644,386    4,504,946       0.1%
#   BYD Electronic International Co., Ltd.                           547,000      834,069       0.0%
    CGN Power Co., Ltd. Class H                                    6,045,000    1,648,496       0.0%
    China Cinda Asset Management Co., Ltd. Class H                 6,323,000    2,256,723       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H                          3,686,928 $ 2,635,594       0.0%
    China Coal Energy Co., Ltd. Class H                           1,577,777     684,010       0.0%
    China Communications Construction Co., Ltd. Class H           5,836,000   6,724,118       0.1%
    China Communications Services Corp., Ltd. Class H             1,226,000     769,707       0.0%
    China Construction Bank Corp. Class H                        51,616,590  54,076,560       0.9%
    China Eastern Airlines Corp., Ltd.                                2,200      89,452       0.0%
#   China Eastern Airlines Corp., Ltd. Class H                    1,734,000   1,432,394       0.0%
    China Energy Engineering Corp., Ltd. Class H                    346,000      67,716       0.0%
    China Everbright Bank Co., Ltd. Class H                       1,711,000     855,054       0.0%
#   China Everbright International, Ltd.                          2,332,000   3,270,990       0.1%
#*  China Evergrande Group                                        3,652,000  11,567,978       0.2%
    China Galaxy Securities Co., Ltd. Class H                     1,647,000   1,081,807       0.0%
    China Gas Holdings, Ltd.                                      1,845,200   6,538,797       0.1%
#   China Hongqiao Group, Ltd.                                    2,630,000   2,860,963       0.1%
    China Huarong Asset Management Co., Ltd. Class H             13,590,000   4,680,505       0.1%
*   China Huishan Dairy Holdings Co., Ltd.                        2,888,000       1,083       0.0%
#   China International Capital Corp., Ltd. Class H                 347,600     786,485       0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                       346,600     551,606       0.0%
    China Jinmao Holdings Group, Ltd.                             3,474,000   1,966,547       0.0%
#   China Life Insurance Co., Ltd. ADR                              550,205   7,757,891       0.1%
#   China Lodging Group, Ltd. ADR                                    23,542   3,287,876       0.1%
    China Longyuan Power Group Corp., Ltd. Class H                2,767,000   2,717,803       0.1%
    China Medical System Holdings, Ltd.                             530,000   1,297,851       0.0%
    China Mengniu Dairy Co., Ltd.                                 1,631,000   5,258,002       0.1%
    China Merchants Bank Co., Ltd. Class H                        2,139,054   9,327,127       0.2%
    China Merchants Port Holdings Co., Ltd.                         970,970   2,169,502       0.0%
    China Merchants Securities Co., Ltd. Class H                    227,800     319,060       0.0%
#   China Minsheng Banking Corp., Ltd. Class H                    2,290,500   2,143,450       0.0%
    China Mobile, Ltd. Sponsored ADR                                902,501  42,832,697       0.7%
#   China Molybdenum Co., Ltd. Class H                            1,587,966   1,193,305       0.0%
#   China National Building Material Co., Ltd. Class H            4,188,000   4,892,815       0.1%
    China Oilfield Services, Ltd. Class H                         1,036,000   1,033,613       0.0%
    China Overseas Land & Investment, Ltd.                        5,600,000  18,763,536       0.3%
    China Pacific Insurance Group Co., Ltd. Class H               1,016,800   4,486,811       0.1%
    China Petroleum & Chemical Corp. ADR                            123,421  12,038,455       0.2%
    China Petroleum & Chemical Corp. Class H                     10,440,800  10,167,865       0.2%
    China Railway Construction Corp., Ltd. Class H                2,789,000   3,302,812       0.1%
    China Railway Group, Ltd. Class H                             4,143,000   3,320,726       0.1%
    China Railway Signal & Communication Corp., Ltd. Class H      1,100,000     857,589       0.0%
    China Reinsurance Group Corp. Class H                         4,184,000     881,475       0.0%
    China Resources Beer Holdings Co., Ltd.                         849,611   3,659,214       0.1%
    China Resources Cement Holdings, Ltd.                           746,000     782,612       0.0%
    China Resources Gas Group, Ltd.                               1,108,000   4,074,785       0.1%
    China Resources Land, Ltd.                                    3,844,666  14,439,508       0.2%
    China Resources Pharmaceutical Group, Ltd.                      900,000   1,244,213       0.0%
    China Resources Power Holdings Co., Ltd.                      1,790,517   3,434,412       0.1%
    China Shenhua Energy Co., Ltd. Class H                        2,188,000   5,366,853       0.1%
    China Southern Airlines Co., Ltd. Class H                     2,050,000   2,207,359       0.0%
#   China Southern Airlines Co., Ltd. Sponsored ADR                  12,306     665,262       0.0%
    China State Construction International Holdings, Ltd.         1,914,250   2,489,583       0.0%
    China Taiping Insurance Holdings Co., Ltd.                    1,044,306   3,492,338       0.1%
    China Telecom Corp., Ltd. ADR                                    56,720   2,733,904       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    China Telecom Corp., Ltd. Class H                             3,440,000 $ 1,667,478       0.0%
*   China Unicom Hong Kong, Ltd.                                  4,230,000   5,981,426       0.1%
*   China Unicom Hong Kong, Ltd. ADR                                523,460   7,344,144       0.1%
    China Vanke Co., Ltd. Class H                                   927,700   3,834,044       0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H             2,828,000   2,163,344       0.0%
    CIFI Holdings Group Co., Ltd.                                 1,542,000   1,214,244       0.0%
    CITIC Securities Co., Ltd. Class H                            1,145,500   2,792,419       0.1%
    CITIC, Ltd.                                                   4,388,000   6,691,700       0.1%
    CNOOC, Ltd.                                                   1,597,000   2,701,666       0.0%
#   CNOOC, Ltd. Sponsored ADR                                       104,426  17,649,038       0.3%
*   COSCO SHIPPING Development Co., Ltd. Class H                  2,657,000     492,045       0.0%
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                     2,789,500   1,416,924       0.0%
    COSCO SHIPPING Ports, Ltd.                                      221,786     195,055       0.0%
    Country Garden Holdings Co., Ltd.                             6,294,686  12,835,268       0.2%
    CRRC Corp., Ltd.                                              1,677,000   1,482,266       0.0%
    CSC Financial Co., Ltd. Class H                                  62,500      51,583       0.0%
    CSPC Pharmaceutical Group, Ltd.                               4,712,000  12,001,739       0.2%
#*  Ctrip.com International, Ltd. ADR                               212,221   8,679,839       0.1%
    Dali Foods Group Co., Ltd.                                    1,145,500     792,978       0.0%
    Dalian Port PDA Co., Ltd. Class H                               961,000     156,121       0.0%
#*  Datang International Power Generation Co., Ltd. Class H       3,068,000   1,004,830       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                        2,126,000   2,351,003       0.0%
    ENN Energy Holdings, Ltd.                                       741,000   6,929,478       0.1%
    Everbright Securities Co., Ltd. Class H                         129,400     155,281       0.0%
    Fosun International, Ltd.                                     1,692,222   3,595,961       0.1%
#   Fullshare Holdings, Ltd.                                      3,307,500   1,815,847       0.0%
    Fuyao Glass Industry Group Co., Ltd. Class H                    517,200   1,777,655       0.0%
    Geely Automobile Holdings, Ltd.                               4,750,000  12,492,640       0.2%
    GF Securities Co., Ltd. Class H                                 607,800   1,070,089       0.0%
#   Great Wall Motor Co., Ltd. Class H                            2,660,500   2,759,471       0.1%
    Guangdong Investment, Ltd.                                    2,550,000   3,946,971       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                        27,353     793,237       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                  1,132,259   2,073,976       0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                       140,000     538,583       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                    1,808,800   4,300,599       0.1%
#*  Guotai Junan Securities Co., Ltd. Class H                       253,600     594,456       0.0%
    Haier Electronics Group Co., Ltd.                             1,145,000   3,961,440       0.1%
    Haitian International Holdings, Ltd.                            530,000   1,410,490       0.0%
    Haitong Securities Co., Ltd. Class H                          2,638,800   3,603,040       0.1%
*   Hanergy Thin Film Power Group, Ltd.                           5,416,000      28,809       0.0%
    Hengan International Group Co., Ltd.                            853,000   7,586,019       0.1%
    Huadian Power International Corp., Ltd. Class H               1,738,000     705,292       0.0%
    Huaneng Power International, Inc. Class H                     1,598,000   1,056,118       0.0%
#   Huaneng Power International, Inc. Sponsored ADR                  34,452     899,886       0.0%
    Huatai Securities Co., Ltd. Class H                             750,400   1,520,000       0.0%
    Huishang Bank Corp., Ltd. Class H                               728,000     350,861       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          44,476,185  39,044,799       0.6%
*   JD.com, Inc. ADR                                                254,678   9,298,294       0.2%
    Jiangsu Expressway Co., Ltd. Class H                          1,192,000   1,634,379       0.0%
    Jiangxi Copper Co., Ltd. Class H                                930,000   1,322,178       0.0%
    Kingboard Chemical Holdings, Ltd.                               916,500   3,728,588       0.1%
    Kingboard Laminates Holdings, Ltd.                              177,500     236,588       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
CHINA -- (Continued)
    Kunlun Energy Co., Ltd.                                       4,814,000 $  4,121,823       0.1%
    Lee & Man Paper Manufacturing, Ltd.                           1,126,000    1,240,265       0.0%
    Legend Holdings Corp. Class H                                   337,700    1,127,192       0.0%
#   Lenovo Group, Ltd.                                           10,021,278    4,757,864       0.1%
    Livzon Pharmaceutical Group, Inc. Class H                         2,200       15,847       0.0%
#   Logan Property Holdings Co., Ltd.                             1,624,000    2,381,062       0.0%
    Longfor Properties Co., Ltd.                                  1,986,000    5,939,595       0.1%
*   Maanshan Iron & Steel Co., Ltd. Class H                       1,048,000      514,415       0.0%
    Metallurgical Corp. of China, Ltd. Class H                    1,188,000      379,345       0.0%
    Minth Group, Ltd.                                               492,000    2,336,073       0.0%
*   Momo, Inc. Sponsored ADR                                         80,047    2,793,640       0.1%
    NetEase, Inc. ADR                                                55,240   14,200,547       0.2%
    New China Life Insurance Co., Ltd. Class H                      436,700    2,036,070       0.0%
    Nexteer Automotive Group, Ltd.                                  976,000    1,501,644       0.0%
    Nine Dragons Paper Holdings, Ltd.                             1,888,000    2,815,873       0.1%
    People's Insurance Co. Group of China, Ltd. (The) Class H     5,044,000    2,374,640       0.0%
    PetroChina Co., Ltd. ADR                                        118,623    8,731,839       0.1%
    PetroChina Co., Ltd. Class H                                  3,056,000    2,251,872       0.0%
    PICC Property & Casualty Co., Ltd. Class H                    2,402,132    4,300,222       0.1%
#   Ping An Insurance Group Co. of China, Ltd. Class H            3,690,000   36,056,465       0.6%
#   Postal Savings Bank of China Co., Ltd. Class H                3,306,000    2,264,946       0.0%
    Red Star Macalline Group Corp., Ltd. Class H                    290,200      389,682       0.0%
#*  Semiconductor Manufacturing International Corp.               4,418,600    5,682,730       0.1%
#*  Semiconductor Manufacturing International Corp. ADR              10,378       67,249       0.0%
#*  Shanghai Electric Group Co., Ltd. Class H                     1,302,000      472,709       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H           240,500    1,304,553       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H              443,900    1,211,701       0.0%
    Shengjing Bank Co., Ltd. Class H                                225,000      150,315       0.0%
    Shenzhou International Group Holdings, Ltd.                     574,000    6,265,919       0.1%
    Shimao Property Holdings, Ltd.                                2,297,871    6,078,016       0.1%
    Sino Biopharmaceutical, Ltd.                                  5,247,000   11,049,179       0.2%
    Sino-Ocean Group Holding, Ltd.                                2,194,000    1,523,429       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                     812,500      837,689       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H              3,763,000    2,498,665       0.0%
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR            7,418      489,703       0.0%
    Sinopharm Group Co., Ltd. Class H                             1,310,800    5,527,277       0.1%
    Sun Art Retail Group, Ltd.                                    3,039,500    3,416,253       0.1%
    Sunac China Holdings, Ltd.                                      953,000    4,048,084       0.1%
    Sunny Optical Technology Group Co., Ltd.                        536,000    8,746,249       0.1%
    Tencent Holdings, Ltd.                                        3,704,000  182,099,318       2.9%
    Tingyi Cayman Islands Holding Corp.                           2,732,000    5,177,692       0.1%
    Travelsky Technology, Ltd. Class H                              725,000    2,117,745       0.0%
    Tsingtao Brewery Co., Ltd. Class H                              204,000    1,056,188       0.0%
    Want Want China Holdings, Ltd.                                6,644,000    5,871,103       0.1%
    Weichai Power Co., Ltd. Class H                               3,416,800    3,955,449       0.1%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H        520,519      985,658       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                         1,436,000    1,796,896       0.0%
    Yum China Holdings, Inc.                                        133,007    5,687,379       0.1%
    Zhejiang Expressway Co., Ltd. Class H                         1,332,000    1,367,856       0.0%
    Zhongsheng Group Holdings, Ltd.                                 475,000    1,361,670       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                   292,200    1,549,207       0.0%
    Zijin Mining Group Co., Ltd. Class H                          7,523,000    3,412,422       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
CHINA -- (Continued)
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                      724,400 $      311,153       0.0%
#*  ZTE Corp. Class H                                              454,885      1,028,040       0.0%
#   ZTO Express Cayman, Inc. ADR                                   160,011      2,640,182       0.0%
                                                                           --------------      ----
TOTAL CHINA                                                                 1,083,374,345      17.0%
                                                                           --------------      ----
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                              48,940      1,210,888       0.0%
    Bancolombia SA                                                 263,306      3,112,104       0.0%
    Bancolombia SA Sponsored ADR                                   102,465      4,883,482       0.1%
    Cementos Argos SA                                              330,653      1,168,899       0.0%
    Ecopetrol SA                                                 3,327,922      3,672,739       0.1%
#   Ecopetrol SA Sponsored ADR                                     172,877      3,817,124       0.1%
    Grupo Argos SA                                                 179,087      1,275,115       0.0%
    Grupo Aval Acciones y Valores SA                                84,617        749,706       0.0%
    Grupo de Inversiones Suramericana SA                           255,008      3,538,758       0.1%
    Grupo Energia Bogota SA ESP                                  1,271,428        932,426       0.0%
    Grupo Nutresa SA                                               169,196      1,638,378       0.0%
    Interconexion Electrica SA ESP                                 613,721      3,163,696       0.1%
                                                                           --------------      ----
TOTAL COLOMBIA                                                                 29,163,315       0.5%
                                                                           --------------      ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                       305,092      7,791,155       0.1%
    Komercni Banka A.S.                                             43,650      1,883,248       0.1%
    Moneta Money Bank A.S.                                          30,234        108,675       0.0%
    O2 Czech Republic A.S.                                          70,083        958,018       0.0%
#   Philip Morris CR A.S.                                              755        579,447       0.0%
                                                                           --------------      ----
TOTAL CZECH REPUBLIC                                                           11,320,543       0.2%
                                                                           --------------      ----
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E. GDR(5668287)      1,400,823      7,168,041       0.1%
    Commercial International Bank Egypt S.A.E. GDR(201712205)      116,260        596,414       0.0%
    Egyptian Financial Group-Hermes Holding Co. GDR(710232901)      13,986         38,714       0.0%
    Egyptian Financial Group-Hermes Holding Co. GDR(268425402)      22,886         64,309       0.0%
                                                                           --------------      ----
TOTAL EGYPT                                                                     7,867,478       0.1%
                                                                           --------------      ----
GREECE -- (0.3%)
*   Alpha Bank AE                                                  105,217        277,963       0.0%
*   Eurobank Ergasias SA                                               331            418       0.0%
*   FF Group                                                        12,618        239,231       0.0%
    Hellenic Petroleum SA                                          112,224      1,141,869       0.0%
    Hellenic Telecommunications Organization SA                    340,319      4,954,495       0.1%
    JUMBO SA                                                       168,373      3,081,978       0.1%
    Motor Oil Hellas Corinth Refineries SA                          96,253      2,293,424       0.0%
*   National Bank of Greece SA                                     128,189         53,293       0.0%
    OPAP SA                                                        278,698      3,334,722       0.1%
    Titan Cement Co. SA                                             61,385      1,616,559       0.0%
                                                                           --------------      ----
TOTAL GREECE                                                                   16,993,952       0.3%
                                                                           --------------      ----
HUNGARY -- (0.5%)
    MOL Hungarian Oil & Gas P.L.C.                               1,279,647     14,787,310       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
HUNGARY -- (Continued)
    OTP Bank P.L.C.                                                283,456 $12,359,633       0.2%
    Richter Gedeon Nyrt                                            117,849   2,379,672       0.1%
                                                                           -----------       ---
TOTAL HUNGARY                                                               29,526,615       0.5%
                                                                           -----------       ---
INDIA -- (11.7%)
*   3M India, Ltd.                                                      76      23,247       0.0%
*   5Paisa Capital, Ltd.                                             4,048      24,517       0.0%
    ABB India, Ltd.                                                 30,827     625,255       0.0%
    ACC, Ltd.                                                       48,206   1,140,541       0.0%
    Adani Enterprises, Ltd.                                        274,364     571,991       0.0%
*   Adani Green Energy, Ltd.                                       208,791      80,369       0.0%
    Adani Ports & Special Economic Zone, Ltd.                      833,961   5,064,627       0.1%
*   Adani Transmissions, Ltd.                                      272,206     681,921       0.0%
*   Aditya Birla Capital, Ltd.                                     324,352     773,343       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                          411,628     901,487       0.0%
    Alkem Laboratories, Ltd.                                         6,502     191,520       0.0%
    Ambuja Cements, Ltd.                                           601,982   2,253,956       0.0%
    Apollo Hospitals Enterprise, Ltd.                               29,982     488,730       0.0%
    Ashok Leyland, Ltd.                                          2,765,773   6,779,657       0.1%
    Asian Paints, Ltd.                                             448,324   8,048,329       0.1%
    Aurobindo Pharma, Ltd.                                         625,132   5,992,507       0.1%
    Axis Bank, Ltd.                                              1,523,806  11,785,639       0.2%
    Bajaj Auto, Ltd.                                                98,805   4,345,378       0.1%
    Bajaj Finance, Ltd.                                            262,176   7,449,184       0.1%
    Bajaj Finserv, Ltd.                                             76,033   6,225,270       0.1%
    Bajaj Holdings & Investment, Ltd.                               60,666   2,449,696       0.0%
    Balkrishna Industries, Ltd.                                     53,481   1,020,132       0.0%
    Bank of Baroda                                                 408,484     904,079       0.0%
*   Bank of India                                                  242,165     374,374       0.0%
    Berger Paints India, Ltd.                                      347,022   1,487,797       0.0%
    Bharat Electronics, Ltd.                                       720,775   1,410,482       0.0%
    Bharat Forge, Ltd.                                             306,682   3,549,306       0.1%
    Bharat Heavy Electricals, Ltd.                               1,100,247   1,439,398       0.0%
    Bharat Petroleum Corp., Ltd.                                   829,380   4,786,755       0.1%
    Bharti Airtel, Ltd.                                          1,859,037  11,375,610       0.2%
    Bharti Infratel, Ltd.                                          713,002   3,371,024       0.1%
    Biocon, Ltd.                                                   121,818   1,210,964       0.0%
    Bosch, Ltd.                                                      7,147   2,071,978       0.0%
    Britannia Industries, Ltd.                                      31,591   2,606,067       0.0%
    Cadila Healthcare, Ltd.                                        362,605   2,238,363       0.0%
    Canara Bank                                                    181,947     719,905       0.0%
    Castrol India, Ltd.                                            247,880     721,694       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                  70,179   1,818,323       0.0%
    Cipla, Ltd.                                                    555,658   5,026,107       0.1%
    Coal India, Ltd.                                               745,896   3,163,463       0.1%
    Colgate-Palmolive India, Ltd.                                  115,396   1,935,676       0.0%
    Container Corp. Of India, Ltd.                                  36,763     722,769       0.0%
    Cummins India, Ltd.                                             95,747   1,103,484       0.0%
    Dabur India, Ltd.                                              743,476   4,121,412       0.1%
    Dalmia Bharat, Ltd.                                             26,093   1,191,239       0.0%
    Dewan Housing Finance Corp., Ltd.                              341,630   3,258,595       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Divi's Laboratories, Ltd.                                      147,169 $ 2,637,087       0.0%
    DLF, Ltd.                                                      681,927   2,258,536       0.0%
    Dr Reddy's Laboratories, Ltd.                                   71,015   2,248,408       0.0%
#   Dr Reddy's Laboratories, Ltd. ADR                              148,465   4,796,904       0.1%
    Edelweiss Financial Services, Ltd.                             715,880   3,052,461       0.1%
    Eicher Motors, Ltd.                                             20,610   9,585,233       0.2%
    Emami, Ltd.                                                     90,332   1,506,285       0.0%
    Exide Industries, Ltd.                                         375,923   1,389,282       0.0%
    Federal Bank, Ltd.                                           2,004,333   2,941,108       0.1%
*   Future Retail, Ltd.                                            104,881     945,919       0.0%
    GAIL India, Ltd.                                               668,588   3,253,332       0.1%
    GAIL India, Ltd. GDR                                            51,184   1,503,920       0.0%
    Gillette India, Ltd.                                               353      34,512       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                       13,803   1,265,417       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                           13,217     462,834       0.0%
    Glenmark Pharmaceuticals, Ltd.                                  15,948     136,195       0.0%
    Godrej Consumer Products, Ltd.                                 337,726   5,637,844       0.1%
    Godrej Industries, Ltd.                                         71,533     642,239       0.0%
    Grasim Industries, Ltd.                                        302,268   4,907,112       0.1%
    Gruh Finance, Ltd.                                              92,408     932,772       0.0%
    Havells India, Ltd.                                            234,115   1,908,219       0.0%
    HCL Technologies, Ltd.                                         862,054  13,568,539       0.2%
    HDFC Bank, Ltd.                                              1,383,984  40,178,293       0.6%
    Hero Motocorp, Ltd.                                             85,976   4,793,451       0.1%
    Hindalco Industries, Ltd.                                    3,486,881  12,210,864       0.2%
    Hindustan Petroleum Corp., Ltd.                                801,193   3,641,636       0.1%
    Hindustan Unilever, Ltd.                                       992,915  22,261,640       0.4%
    Housing Development Finance Corp., Ltd.                      1,536,141  43,194,699       0.7%
    ICICI Bank, Ltd. Sponsored ADR                               1,069,869   9,104,581       0.2%
    ICICI Prudential Life Insurance Co., Ltd.                       72,511     461,804       0.0%
*   IDBI Bank, Ltd.                                                 97,901      96,377       0.0%
*   Idea Cellular, Ltd.                                          5,576,048   5,761,181       0.1%
    IDFC Bank, Ltd.                                              1,324,674     953,117       0.0%
    IIFL Holdings, Ltd.                                            111,769   1,280,458       0.0%
    Indiabulls Housing Finance, Ltd.                               656,568  12,801,450       0.2%
    Indian Bank                                                     99,818     479,551       0.0%
    Indian Oil Corp., Ltd.                                       1,522,278   3,680,285       0.1%
    Indraprastha Gas, Ltd.                                         240,300   1,029,957       0.0%
    IndusInd Bank, Ltd.                                            173,449   4,910,346       0.1%
    Infosys, Ltd.                                                1,805,229  32,365,991       0.5%
#   Infosys, Ltd. Sponsored ADR                                    847,888  14,982,181       0.2%
    InterGlobe Aviation, Ltd.                                       58,641   1,226,490       0.0%
    ITC, Ltd.                                                    4,651,621  19,622,074       0.3%
*   Jindal Steel & Power, Ltd.                                     372,123   1,389,326       0.0%
    JSW Steel, Ltd.                                              2,677,650  12,988,954       0.2%
    Kansai Nerolac Paints, Ltd.                                     70,642     526,951       0.0%
    Kotak Mahindra Bank, Ltd.                                      591,986  10,728,756       0.2%
    L&T Finance Holdings, Ltd.                                     792,785   2,044,980       0.0%
    Larsen & Toubro Infotech, Ltd.                                   4,977     116,517       0.0%
    Larsen & Toubro, Ltd.                                          593,379  12,439,802       0.2%
    LIC Housing Finance, Ltd.                                      817,984   6,675,692       0.1%
    Lupin, Ltd.                                                    355,461   4,301,707       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Mahindra & Mahindra Financial Services, Ltd.                   322,686 $ 2,537,247       0.0%
    Mahindra & Mahindra, Ltd.                                      649,954   8,469,387       0.1%
    Mangalore Refinery & Petrochemicals, Ltd.                      285,511     462,479       0.0%
    Marico, Ltd.                                                   748,884   3,726,064       0.1%
    Maruti Suzuki India, Ltd.                                      138,331  18,190,216       0.3%
*   Max Financial Services, Ltd.                                    11,034      85,528       0.0%
    Motherson Sumi Systems, Ltd.                                   864,629   4,559,776       0.1%
    Motilal Oswal Financial Services, Ltd.                          34,676     507,412       0.0%
    MRF, Ltd.                                                        2,969   3,540,303       0.1%
    Muthoot Finance, Ltd.                                          191,569   1,284,318       0.0%
    Natco Pharma, Ltd.                                               5,022      60,642       0.0%
    NBCC India, Ltd.                                               239,532     375,176       0.0%
    Nestle India, Ltd.                                              37,106   5,220,454       0.1%
    NHPC, Ltd.                                                   2,269,230     968,508       0.0%
    NTPC, Ltd.                                                   1,319,738   3,395,483       0.1%
    Oil & Natural Gas Corp., Ltd.                                  990,901   2,675,461       0.1%
    Oil India, Ltd.                                                271,393     943,418       0.0%
*   Oracle Financial Services Software, Ltd.                        23,161   1,479,648       0.0%
    Page Industries, Ltd.                                            5,038   1,817,840       0.0%
    Petronet LNG, Ltd.                                           1,094,125   3,707,040       0.1%
    Pidilite Industries, Ltd.                                      195,176   3,155,809       0.1%
    Piramal Enterprises, Ltd.                                       72,015   2,793,378       0.1%
    Power Finance Corp., Ltd.                                      860,631   1,130,472       0.0%
    Power Grid Corp. of India, Ltd.                              1,969,562   6,116,435       0.1%
*   Praxis Home Retail, Ltd.                                         1,458       6,206       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                    10,367   1,482,635       0.0%
*   Punjab National Bank                                           669,278     953,141       0.0%
    Rajesh Exports, Ltd.                                           146,511   1,488,293       0.0%
    Ramco Cements, Ltd. (The)                                       41,801     516,045       0.0%
    RBL Bank, Ltd.                                                  65,034     511,149       0.0%
    Reliance Capital, Ltd.                                         128,364     831,525       0.0%
*   Reliance Home Finance, Ltd.                                    174,706     161,812       0.0%
    Reliance Industries, Ltd.                                    3,162,713  45,461,821       0.7%
    Reliance Industries, Ltd. GDR                                    3,374      97,509       0.0%
    Rural Electrification Corp., Ltd.                            1,952,124   3,715,771       0.1%
    Shree Cement, Ltd.                                              10,928   2,767,750       0.1%
    Shriram City Union Finance, Ltd.                                 1,315      47,503       0.0%
    Shriram Transport Finance Co., Ltd.                            157,374   3,780,617       0.1%
    Siemens, Ltd.                                                   50,501     849,282       0.0%
    State Bank of India                                          1,586,800   5,827,519       0.1%
*   Steel Authority of India, Ltd.                                 770,722     888,224       0.0%
    Sun Pharmaceutical Industries, Ltd.                            602,527   4,754,194       0.1%
    Sun TV Network, Ltd.                                           129,047   1,693,464       0.0%
*   Sundaram Finance Holdings, Ltd.                                 27,690      61,176       0.0%
    Sundaram Finance, Ltd.                                          27,690     730,567       0.0%
    Tata Communications, Ltd.                                       76,225     706,844       0.0%
    Tata Consultancy Services, Ltd.                                702,461  37,048,009       0.6%
    Tata Global Beverages, Ltd.                                     36,041     160,131       0.0%
*   Tata Motors, Ltd.                                            1,650,833   8,353,434       0.1%
*   Tata Motors, Ltd. Sponsored ADR                                 41,094   1,032,281       0.0%
    Tata Power Co., Ltd. (The)                                   2,311,735   3,031,235       0.1%
    Tata Steel, Ltd.(6101156)                                    1,295,722  11,475,313       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
*   Tata Steel, Ltd.(BD3NJK9)                                        89,360 $    212,889       0.0%
    Tech Mahindra, Ltd.                                             790,878    7,896,514       0.1%
    Titan Co., Ltd.                                                 364,783    5,346,159       0.1%
    Torrent Pharmaceuticals, Ltd.                                    94,358    2,005,784       0.0%
    TVS Motor Co., Ltd.                                              97,703      974,290       0.0%
    Ultratech Cement, Ltd.                                           79,522    4,871,983       0.1%
    United Breweries, Ltd.                                           54,550      974,986       0.0%
*   United Spirits, Ltd.                                             67,614    3,668,497       0.1%
    UPL, Ltd.                                                       812,040    8,875,426       0.1%
    Vakrangee, Ltd.                                                 367,011      547,574       0.0%
    Vedanta, Ltd.                                                 2,958,495   13,134,357       0.2%
    Voltas, Ltd.                                                     77,532      742,171       0.0%
    Whirlpool of India, Ltd.                                          2,154       51,028       0.0%
    Wipro, Ltd.                                                   1,408,295    5,843,049       0.1%
    Yes Bank, Ltd.                                                2,730,973   14,698,614       0.2%
    Zee Entertainment Enterprises, Ltd.                             608,477    5,374,919       0.1%
                                                                            ------------      ----
TOTAL INDIA                                                                  770,243,613      12.1%
                                                                            ------------      ----
INDONESIA -- (2.4%)
    Adaro Energy Tbk PT                                          53,869,600    7,054,285       0.1%
    AKR Corporindo Tbk PT                                           120,100       42,054       0.0%
    Astra Agro Lestari Tbk PT                                     1,267,944    1,162,461       0.0%
    Astra International Tbk PT                                   22,239,310   11,382,678       0.2%
    Bank Central Asia Tbk PT                                      9,568,000   15,129,700       0.3%
    Bank Danamon Indonesia Tbk PT                                 4,531,379    2,160,025       0.0%
    Bank Mandiri Persero Tbk PT                                  17,401,834    8,814,974       0.2%
    Bank Negara Indonesia Persero Tbk PT                         10,722,322    6,173,010       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          1,514,200      224,073       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                         63,168,800   14,564,731       0.2%
    Bank Tabungan Negara Persero Tbk PT                           7,450,900    1,660,489       0.0%
*   Barito Pacific Tbk PT                                        10,393,800    1,837,817       0.0%
*   Bayan Resources Tbk PT                                           79,500       62,830       0.0%
    Bukit Asam Tbk PT                                             8,340,900    1,928,295       0.0%
    Bumi Serpong Damai Tbk PT                                    11,318,200    1,366,721       0.0%
    Charoen Pokphand Indonesia Tbk PT                            12,216,600    3,220,627       0.1%
    Gudang Garam Tbk PT                                             812,100    4,034,408       0.1%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          3,159,000    2,982,502       0.1%
    Indo Tambangraya Megah Tbk PT                                   194,700      329,949       0.0%
    Indocement Tunggal Prakarsa Tbk PT                            1,467,400    1,857,011       0.0%
    Indofood CBP Sukses Makmur Tbk PT                             3,456,800    2,147,581       0.0%
    Indofood Sukses Makmur Tbk PT                                14,721,500    7,360,316       0.1%
    Indosat Tbk PT                                                1,720,800      466,396       0.0%
    Jasa Marga Persero Tbk PT                                     3,871,113    1,210,154       0.0%
    Kalbe Farma Tbk PT                                           27,775,800    2,998,521       0.1%
    Matahari Department Store Tbk PT                              2,898,700    2,146,267       0.0%
    Mayora Indah Tbk PT                                          19,330,125    4,094,763       0.1%
    Media Nusantara Citra Tbk PT                                  7,939,500      751,128       0.0%
    Mitra Keluarga Karyasehat Tbk PT                              2,215,000      306,077       0.0%
    Pakuwon Jati Tbk PT                                          46,392,900    1,961,016       0.0%
    Perusahaan Gas Negara Persero Tbk                            12,012,100    1,700,361       0.0%
    Semen Baturaja Persero Tbk PT                                 1,298,200      390,892       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDONESIA -- (Continued)
    Semen Indonesia Persero Tbk PT                                4,604,700 $  3,180,396       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT                  1,096,400      291,610       0.0%
    Surya Citra Media Tbk PT                                      8,854,700    1,620,779       0.0%
    Telekomunikasi Indonesia Persero Tbk PT                      37,216,900   10,155,539       0.2%
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR           196,768    5,361,928       0.1%
    Tower Bersama Infrastructure Tbk PT                           2,551,800    1,016,311       0.0%
    Unilever Indonesia Tbk PT                                     2,015,700    6,699,496       0.1%
    United Tractors Tbk PT                                        4,537,396   11,070,718       0.2%
*   Vale Indonesia Tbk PT                                         2,598,200      584,175       0.0%
    Waskita Karya Persero Tbk PT                                 12,515,379    1,977,022       0.0%
*   XL Axiata Tbk PT                                             10,996,700    1,666,718       0.0%
                                                                            ------------       ---
TOTAL INDONESIA                                                              155,146,804       2.4%
                                                                            ------------       ---
MALAYSIA -- (3.0%)
    Affin Bank Bhd                                                  548,300      350,894       0.0%
    AirAsia Group Bhd                                             5,016,800    4,901,000       0.1%
    Alliance Bank Malaysia Bhd                                    1,209,400    1,335,154       0.0%
    AMMB Holdings Bhd                                             2,508,759    2,477,790       0.0%
    Astro Malaysia Holdings Bhd                                   2,488,700    1,205,255       0.0%
    Axiata Group Bhd                                              4,014,602    5,386,664       0.1%
    Batu Kawan Bhd                                                  105,400      493,784       0.0%
    BIMB Holdings Bhd                                             1,138,455    1,209,120       0.0%
    Boustead Holdings Bhd                                           264,800      173,035       0.0%
#   British American Tobacco Malaysia Bhd                           236,000    1,471,503       0.0%
    CIMB Group Holdings Bhd                                       4,570,655    8,329,809       0.1%
    Dialog Group BHD                                              1,487,318    1,162,239       0.0%
#   DiGi.Com Bhd                                                  5,082,520    5,965,676       0.1%
    Felda Global Ventures Holdings Bhd                            4,302,300    1,861,956       0.0%
    Fraser & Neave Holdings Bhd                                      47,800      437,883       0.0%
    Gamuda Bhd                                                    2,144,600    2,800,334       0.1%
    Genting Bhd                                                   4,743,900   10,773,359       0.2%
    Genting Malaysia Bhd                                          3,824,300    4,979,133       0.1%
#   Genting Plantations Bhd                                         378,500      955,293       0.0%
#   HAP Seng Consolidated Bhd                                     1,001,300    2,491,453       0.0%
#   Hartalega Holdings Bhd                                        2,213,600    3,294,488       0.1%
    Hong Leong Bank Bhd                                             446,566    2,152,957       0.0%
    Hong Leong Financial Group Bhd                                  680,183    3,357,916       0.1%
#   IHH Healthcare Bhd                                            1,455,900    2,249,303       0.0%
    IJM Corp. Bhd                                                 4,270,962    3,233,311       0.1%
#   Inari Amertron Bhd                                            2,004,000      868,017       0.0%
    IOI Corp. Bhd                                                 3,931,105    4,775,930       0.1%
    IOI Properties Group Bhd                                      2,614,929    1,038,419       0.0%
    Kuala Lumpur Kepong Bhd                                         495,300    3,209,974       0.1%
*   Lafarge Malayan Bhd                                              16,380       17,557       0.0%
    Malayan Banking Bhd                                           4,708,636   12,908,567       0.2%
    Malaysia Airports Holdings Bhd                                1,240,841    2,842,749       0.1%
    Malaysia Building Society Bhd                                 1,759,800      513,663       0.0%
    Maxis Bhd                                                     2,881,400    4,267,352       0.1%
    MISC Bhd                                                      1,880,198    3,414,064       0.1%
    MMC Corp. Bhd                                                 1,730,200      630,272       0.0%
    My EG Services Bhd                                            3,146,800    2,086,610       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
    Nestle Malaysia Bhd                                              35,700 $  1,254,056       0.0%
    Petronas Chemicals Group Bhd                                  3,389,400    7,281,749       0.1%
    Petronas Dagangan BHD                                           351,300    2,411,485       0.0%
    Petronas Gas Bhd                                                890,500    4,029,123       0.1%
    PPB Group Bhd                                                   751,800    3,678,658       0.1%
#   Press Metal Aluminium Holdings Bhd                            1,771,200    2,160,951       0.0%
    Public Bank Bhd                                               3,656,014   22,122,427       0.4%
#   QL Resources Bhd                                                502,190      656,878       0.0%
    RHB Bank Bhd                                                  1,308,605    1,759,565       0.0%
#   Sapura Energy Bhd                                             1,536,800      247,410       0.0%
    Sime Darby Bhd                                                1,829,561    1,239,025       0.0%
    Sime Darby Plantation Bhd                                     3,018,761    4,279,290       0.1%
    Sime Darby Property Bhd                                       3,018,761    1,143,777       0.0%
    SP Setia Bhd Group                                            1,255,149    1,016,295       0.0%
#   Sunway Bhd                                                    2,531,825      971,108       0.0%
    Telekom Malaysia Bhd                                          1,435,664    1,931,103       0.0%
#   Tenaga Nasional Bhd                                           4,375,250   17,617,707       0.3%
    Top Glove Corp. Bhd                                           1,101,700    2,659,558       0.1%
*   UMW Holdings Bhd                                              1,257,866    1,952,906       0.0%
    United Plantations Bhd                                           49,700      337,280       0.0%
    Westports Holdings Bhd                                        1,553,100    1,312,164       0.0%
    YTL Corp. Bhd                                                14,205,299    5,221,048       0.1%
#   YTL Power International Bhd                                   2,843,597      664,025       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               195,570,071       3.1%
                                                                            ------------       ---
MEXICO -- (3.7%)
    Alfa S.A.B. de C.V. Class A                                   7,708,309    9,875,446       0.2%
    America Movil S.A.B. de C.V. Series L                        48,207,854   44,593,821       0.7%
    America Movil S.A.B. de C.V. Series L ADR                       109,448    2,023,694       0.0%
    Arca Continental S.A.B. de C.V.                                 562,184    3,874,135       0.1%
#   Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero Santand Class B                            2,749,646    4,068,148       0.1%
#*  Cemex S.A.B. de C.V.                                         19,131,714   11,938,109       0.2%
    Coca-Cola Femsa S.A.B. de C.V. Series L                         365,012    2,367,439       0.0%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     22,737    1,492,457       0.0%
#   El Puerto de Liverpool S.A.B. de C.V.                           262,611    1,743,574       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                     1,733,500   16,772,323       0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR          37,589    3,633,353       0.1%
#   Gruma S.A.B. de C.V. Class B                                    573,607    7,013,801       0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              13,641    1,420,983       0.0%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B         462,543    4,804,973       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               32,374    5,820,845       0.1%
#   Grupo Bimbo S.A.B. de C.V. Series A                           2,085,945    4,846,223       0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                            805,914    2,918,209       0.0%
#   Grupo Elektra S.A.B. de C.V.                                     95,655    2,615,545       0.0%
#   Grupo Financiero Banorte S.A.B. de C.V.                       2,449,511   15,318,899       0.2%
#   Grupo Financiero Inbursa S.A.B. de C.V.                       3,829,726    6,374,669       0.1%
#   Grupo Lala S.A.B. de C.V.                                     1,099,455    1,403,856       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                          6,360,255   21,057,958       0.3%
#   Grupo Televisa S.A.B. Series CPO                              3,641,138   13,061,881       0.2%
#   Grupo Televisa S.A.B. Sponsored ADR                             135,493    2,428,035       0.0%
#*  Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                              2,339,450    4,164,265       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MEXICO -- (Continued)
    Industrias Penoles S.A.B. de C.V.                               365,578 $  7,681,965       0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.                  759,365    3,346,118       0.1%
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A               2,348,560    4,255,827       0.1%
*   La Comer S.A.B. de C.V.                                          11,756       12,201       0.0%
    Megacable Holdings S.A.B. de C.V.                               252,934    1,162,152       0.0%
    Mexichem S.A.B. de C.V. Series *                              2,747,350    8,586,364       0.1%
#*  Organizacion Soriana S.A.B. de C.V. Class B                   1,083,351    2,001,952       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                                 284,767    2,918,770       0.1%
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                                   3,236       22,440       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                             7,198,435   20,014,844       0.3%
                                                                            ------------       ---
TOTAL MEXICO                                                                 245,635,274       3.8%
                                                                            ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                       15,158      194,026       0.0%
    Cia de Minas Buenaventura SAA ADR                               139,674    2,227,800       0.0%
    Credicorp, Ltd.                                                  78,885   18,339,974       0.3%
*   Grana y Montero SAA Sponsored ADR                               108,988      362,930       0.0%
                                                                            ------------       ---
TOTAL PERU                                                                    21,124,730       0.3%
                                                                            ------------       ---
PHILIPPINES -- (1.2%)
    Aboitiz Equity Ventures, Inc.                                 2,290,670    3,077,655       0.1%
    Aboitiz Power Corp.                                           1,888,900    1,384,537       0.0%
*   Alliance Global Group, Inc.                                   9,703,400    2,444,017       0.1%
    Ayala Corp.                                                     321,242    5,975,425       0.1%
    Ayala Land, Inc.                                              9,812,818    7,710,826       0.1%
    Bank of the Philippine Islands                                  990,562    2,004,933       0.0%
    BDO Unibank, Inc.                                             1,519,302    3,853,621       0.1%
    Bloomberry Resorts Corp.                                        960,400      227,499       0.0%
    DMCI Holdings, Inc.                                          10,645,700    2,262,849       0.0%
*   DoubleDragon Properties Corp.                                    88,000       53,017       0.0%
    Emperador, Inc.                                               1,850,900      257,308       0.0%
    Energy Development Corp.                                      2,973,913      310,076       0.0%
    Globe Telecom, Inc.                                              62,495    1,860,624       0.0%
    GT Capital Holdings, Inc.                                       142,875    2,895,784       0.1%
    International Container Terminal Services, Inc.               1,287,400    2,099,793       0.0%
    JG Summit Holdings, Inc.                                      2,849,560    3,510,219       0.1%
    Jollibee Foods Corp.                                            695,840    3,824,048       0.1%
    LT Group, Inc.                                                4,387,900    1,711,096       0.0%
    Manila Electric Co.                                             335,730    2,084,183       0.0%
    Megaworld Corp.                                              18,359,400    1,593,161       0.0%
    Metro Pacific Investments Corp.                              18,788,700    1,847,919       0.0%
    Metropolitan Bank & Trust Co.                                 1,261,427    2,066,045       0.0%
*   Philippine National Bank                                         73,048       73,907       0.0%
    PLDT, Inc.                                                       87,155    2,439,137       0.1%
    PLDT, Inc. Sponsored ADR                                         64,443    1,771,538       0.0%
    Puregold Price Club, Inc.                                     1,734,500    1,586,048       0.0%
    Robinsons Land Corp.                                          3,184,682    1,098,324       0.0%
    Robinsons Retail Holdings, Inc.                                 541,860      951,866       0.0%
    San Miguel Corp.                                              1,462,960    3,942,543       0.1%
    Security Bank Corp.                                             356,280    1,434,679       0.0%
    Semirara Mining & Power Corp.                                 1,900,100    1,131,767       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
PHILIPPINES -- (Continued)
    SM Investments Corp.                                           249,883 $  4,518,638       0.1%
    SM Prime Holdings, Inc.                                      8,589,810    5,660,749       0.1%
*   Top Frontier Investment Holdings, Inc.                          42,789      217,951       0.0%
    Universal Robina Corp.                                       1,282,840    3,481,534       0.1%
                                                                           ------------       ---
TOTAL PHILIPPINES                                                            81,363,316       1.3%
                                                                           ------------       ---
POLAND -- (1.6%)
*   Alior Bank SA                                                  216,989    4,365,444       0.1%
*   AmRest Holdings SE                                                 344       45,069       0.0%
    Bank Handlowy w Warszawie SA                                    45,291    1,068,951       0.0%
*   Bank Millennium SA                                           1,319,118    3,207,316       0.1%
    Bank Pekao SA                                                  120,869    4,011,266       0.1%
#   Bank Zachodni WBK SA                                            44,055    4,647,734       0.1%
    Budimex SA                                                       1,450       77,407       0.0%
    CCC SA                                                          36,838    2,706,096       0.0%
    CD Projekt SA                                                   88,611    3,127,045       0.0%
    Cyfrowy Polsat SA                                              442,307    3,225,913       0.1%
    Enea SA                                                        154,249      456,922       0.0%
    Grupa Azoty SA                                                  95,471    1,452,997       0.0%
    Grupa Lotos SA                                                 352,784    5,526,759       0.1%
#   ING Bank Slaski SA                                              37,589    2,104,879       0.0%
*   Jastrzebska Spolka Weglowa SA                                  115,275    2,703,064       0.0%
    KGHM Polska Miedz SA                                           353,608    9,373,064       0.1%
#   LPP SA                                                           1,669    4,340,459       0.1%
*   mBank SA                                                        31,312    3,812,466       0.1%
*   Orange Polska SA                                               888,457    1,330,093       0.0%
*   PGE Polska Grupa Energetyczna SA                             2,140,775    6,364,399       0.1%
    Polski Koncern Naftowy Orlen S.A.                              565,808   14,411,063       0.2%
    Polskie Gornictwo Naftowe i Gazownictwo SA                   2,283,734    4,008,266       0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA                    760,338    9,026,846       0.1%
    Powszechny Zaklad Ubezpieczen SA                               808,411    9,827,856       0.2%
#*  Tauron Polska Energia SA                                     2,675,765    1,785,694       0.0%
                                                                           ------------       ---
TOTAL POLAND                                                                103,007,068       1.6%
                                                                           ------------       ---
RUSSIA -- (1.5%)
    Gazprom PJSC Sponsored ADR(5140989)                          2,397,765   11,064,463       0.2%
    Gazprom PJSC Sponsored ADR(368287207)                          263,846    1,203,138       0.0%
*   Lenta, Ltd.(BJ621Y903)                                          30,830      173,198       0.0%
*   Lenta, Ltd.(BJ621Y3)                                            44,444      250,220       0.0%
    Lukoil PJSC Sponsored ADR(BYZDW2900)                           171,816   11,452,518       0.2%
    Lukoil PJSC Sponsored ADR(BYZF386)                              18,628    1,227,399       0.0%
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR             199,210    1,982,508       0.0%
*   Mail.Ru Group, Ltd. GDR                                            981       31,000       0.0%
    MegaFon PJSC GDR                                               139,778    1,237,806       0.0%
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                         406,377    6,983,900       0.1%
    MMC Norilsk Nickel PJSC ADR(BYSW6M9)                            36,191      616,695       0.0%
    Novatek PJSC GDR                                                46,176    5,865,108       0.1%
    Novolipetsk Steel PJSC GDR                                     123,601    3,150,161       0.1%
    Phosagro PJSC GDR                                               83,207    1,199,864       0.0%
    Rosneft Oil Co. PJSC GDR                                       700,727    4,262,514       0.1%
    Rostelecom PJSC Sponsored ADR(B114RM8)                          78,867      482,181       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
RUSSIA -- (Continued)
    Rostelecom PJSC Sponsored ADR(778529107)                        20,806 $   129,933       0.0%
    RusHydro PJSC ADR(BYZ5W4903)                                 1,251,910   1,424,090       0.0%
    RusHydro PJSC ADR(782183404)                                    12,131      13,708       0.0%
    Sberbank of Russia PJSC Sponsored ADR                        1,818,206  26,884,454       0.4%
    Severstal PJSC GDR                                             191,829   3,053,087       0.0%
    Tatneft PJSC Sponsored ADR                                     154,215   9,905,170       0.2%
    VTB Bank PJSC GDR(B1W7FX3)                                   1,358,280   2,540,678       0.0%
    VTB Bank PJSC GDR(46630Q202)                                 1,913,221   3,581,550       0.1%
                                                                           -----------       ---
TOTAL RUSSIA                                                                98,715,343       1.5%
                                                                           -----------       ---
SOUTH AFRICA -- (8.0%)
    Anglo American Platinum, Ltd.                                   87,480   2,347,538       0.0%
    AngloGold Ashanti, Ltd.                                         30,125     269,277       0.0%
    AngloGold Ashanti, Ltd. Sponsored ADR                        1,637,102  14,701,176       0.2%
    Aspen Pharmacare Holdings, Ltd.                                574,874  12,395,232       0.2%
    Assore, Ltd.                                                    23,402     577,694       0.0%
    AVI, Ltd.                                                      429,602   3,929,505       0.1%
    Barclays Africa Group, Ltd.                                  2,048,355  30,002,817       0.5%
    Bid Corp., Ltd.                                                694,776  15,971,661       0.2%
    Bidvest Group, Ltd. (The)                                      873,084  17,102,966       0.3%
*   Brait SE                                                         7,826      27,042       0.0%
#   Capitec Bank Holdings, Ltd.                                     75,595   5,381,911       0.1%
    Clicks Group, Ltd.                                             378,720   6,474,946       0.1%
    Discovery, Ltd.                                                595,256   8,265,049       0.1%
    Distell Group, Ltd.                                             54,658     584,329       0.0%
    Exxaro Resources, Ltd.                                         494,393   4,385,252       0.1%
    FirstRand, Ltd.                                              4,821,116  25,819,616       0.4%
    Foschini Group, Ltd. (The)                                     102,151   1,757,556       0.0%
    Gold Fields, Ltd. Sponsored ADR                              3,443,277  13,153,318       0.2%
    Imperial Holdings, Ltd.                                        583,684  11,227,792       0.2%
    Investec, Ltd.                                                 684,825   5,402,130       0.1%
#   Kumba Iron Ore, Ltd.                                           164,394   3,511,858       0.1%
    Liberty Holdings, Ltd.                                         302,881   3,223,348       0.1%
    Life Healthcare Group Holdings, Ltd.                         3,525,337   8,310,217       0.1%
    MMI Holdings, Ltd.                                           2,167,694   3,858,886       0.1%
    Mondi, Ltd.                                                    303,793   8,863,114       0.1%
    Mr. Price Group, Ltd.                                          421,817   9,256,285       0.1%
    MTN Group, Ltd.                                              3,210,942  32,227,237       0.5%
    Naspers, Ltd. Class N                                          341,078  83,093,265       1.3%
    Nedbank Group, Ltd.                                            545,382  13,006,271       0.2%
#   NEPI Rockcastle P.L.C.                                         366,756   4,041,920       0.1%
    Netcare, Ltd.                                                2,825,287   7,035,210       0.1%
    Novus Holdings, Ltd.                                            82,866      26,633       0.0%
    Pick n Pay Stores, Ltd.                                        261,842   1,695,090       0.0%
    Pioneer Foods Group, Ltd.                                      145,145   1,411,602       0.0%
    PSG Group, Ltd.                                                158,836   2,857,844       0.0%
    Sanlam, Ltd.                                                 2,016,187  12,736,290       0.2%
    Sappi, Ltd.                                                  1,675,815  10,694,494       0.2%
    Sasol, Ltd.                                                    143,763   5,139,148       0.1%
#   Sasol, Ltd. Sponsored ADR                                      776,248  27,580,091       0.4%
    Shoprite Holdings, Ltd.                                        905,692  18,019,475       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
#*  Sibanye Gold, Ltd.                                           3,894,346 $  3,413,624       0.1%
    SPAR Group, Ltd. (The)                                         284,382    4,818,194       0.1%
    Standard Bank Group, Ltd.                                    2,064,368   35,405,121       0.6%
#   Steinhoff International Holdings NV                          3,896,458      600,199       0.0%
    Telkom SA SOC, Ltd.                                            482,180    2,202,042       0.0%
    Tiger Brands, Ltd.                                             311,532    9,736,428       0.2%
    Truworths International, Ltd.                                  979,184    8,005,395       0.1%
    Vodacom Group, Ltd.                                            750,143    9,378,212       0.1%
    Woolworths Holdings, Ltd.                                    2,502,184   12,859,059       0.2%
                                                                           ------------       ---
TOTAL SOUTH AFRICA                                                          522,783,359       8.2%
                                                                           ------------       ---
SOUTH KOREA -- (17.4%)
    Amorepacific Corp.                                              30,623    9,963,548       0.2%
    AMOREPACIFIC Group                                              42,761    5,698,227       0.1%
    BGF Co., Ltd.                                                  216,994    2,567,404       0.0%
    BNK Financial Group, Inc.                                      377,365    3,672,403       0.1%
#*  Celltrion Pharm, Inc.                                            7,682      617,420       0.0%
#*  Celltrion, Inc.                                                 86,084   21,595,636       0.3%
#*  Chabiotech Co., Ltd.                                             9,715      193,081       0.0%
    Cheil Worldwide, Inc.                                           57,841    1,029,771       0.0%
#   CJ CGV Co., Ltd.                                                18,162    1,260,640       0.0%
#   CJ CheilJedang Corp.                                            18,671    5,969,542       0.1%
    CJ Corp.                                                        44,364    6,720,874       0.1%
    CJ E&M Corp.                                                    29,913    2,523,791       0.0%
#*  CJ Logistics Corp.                                              14,891    2,171,060       0.0%
    CJ O Shopping Co., Ltd.                                          2,962      617,858       0.0%
    Com2uSCorp                                                      12,702    1,892,652       0.0%
    Coway Co., Ltd.                                                 80,403    6,570,555       0.1%
    Cuckoo Holdings Co., Ltd.                                        1,093      121,416       0.0%
*   Cuckoo Homesys Co., Ltd.                                           922      183,110       0.0%
    Daelim Industrial Co., Ltd.                                     39,953    3,206,374       0.1%
*   Daewoo Engineering & Construction Co., Ltd.                    136,911      810,204       0.0%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.              16,540      367,175       0.0%
    DB Insurance Co., Ltd.                                         149,451    8,772,778       0.1%
    DGB Financial Group, Inc.                                      228,009    2,548,381       0.0%
#   Dongsuh Cos., Inc.                                              15,171      390,170       0.0%
    Dongwon Systems Corp.                                              417       17,518       0.0%
    Doosan Corp.                                                    21,369    2,409,877       0.0%
#*  Doosan Heavy Industries & Construction Co., Ltd.               191,142    3,186,197       0.1%
#*  Doosan Infracore Co., Ltd.                                     492,270    4,683,968       0.1%
    Douzone Bizon Co., Ltd.                                          4,142      190,514       0.0%
    E-MART, Inc.                                                    19,767    4,976,037       0.1%
    Grand Korea Leisure Co., Ltd.                                   38,572      980,688       0.0%
    Green Cross Corp.                                                2,754      555,969       0.0%
#   Green Cross Holdings Corp.                                      22,011      783,501       0.0%
#   GS Engineering & Construction Corp.                             78,919    2,995,710       0.1%
    GS Holdings Corp.                                              180,713   10,344,237       0.2%
    GS Home Shopping, Inc.                                           4,597      746,146       0.0%
#   GS Retail Co., Ltd.                                             49,567    1,721,927       0.0%
    Hana Financial Group, Inc.                                     480,370   21,344,370       0.3%
#*  Hanall Biopharma Co., Ltd.                                       7,801      220,712       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Hankook Tire Co., Ltd.                                       122,536 $ 5,659,140       0.1%
    Hanmi Pharm Co., Ltd.                                          3,042   1,316,900       0.0%
    Hanmi Science Co., Ltd.                                        5,273     381,612       0.0%
    Hanon Systems                                                266,528   2,706,782       0.1%
#   Hanssem Co., Ltd.                                             16,476   1,792,444       0.0%
#*  Hanwha Aerospace Co., Ltd.                                    50,134   1,123,819       0.0%
    Hanwha Chemical Corp.                                        222,590   5,983,752       0.1%
    Hanwha Corp.                                                 185,255   6,887,740       0.1%
    Hanwha Life Insurance Co., Ltd.                              845,510   4,913,263       0.1%
    Hite Jinro Co., Ltd.                                          56,016   1,139,577       0.0%
#*  HLB, Inc.                                                     12,951   1,458,104       0.0%
    Hotel Shilla Co., Ltd.                                        27,295   2,935,921       0.1%
*   Hugel, Inc.                                                    2,135   1,002,156       0.0%
    Hyosung Corp.                                                 62,471   7,642,725       0.1%
*   Hyundai Construction Equipment Co., Ltd.                       8,892   1,569,060       0.0%
    Hyundai Department Store Co., Ltd.                            29,795   2,872,920       0.1%
    Hyundai Development Co-Engineering & Construction            110,630   4,806,172       0.1%
#   Hyundai Engineering & Construction Co., Ltd.                 188,181  11,144,688       0.2%
    Hyundai Glovis Co., Ltd.                                      25,586   4,020,795       0.1%
    Hyundai Greenfood Co., Ltd.                                   38,183     548,373       0.0%
*   Hyundai Heavy Industries Co., Ltd.                            52,698   5,833,795       0.1%
*   Hyundai Heavy Industries Holdings Co., Ltd.                   21,736   8,540,628       0.1%
    Hyundai Home Shopping Network Corp.                            5,020     508,301       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                    191,326   6,835,521       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                            124,410     701,390       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                               16,531   1,372,832       0.0%
    Hyundai Mobis Co., Ltd.                                       61,715  14,292,178       0.2%
#   Hyundai Motor Co.                                            144,321  21,525,156       0.3%
#*  Hyundai Rotem Co., Ltd.                                       32,868     819,735       0.0%
    Hyundai Steel Co.                                            191,753  10,837,981       0.2%
#   Hyundai Wia Corp.                                             25,756   1,289,903       0.0%
#   Iljin Materials Co., Ltd.                                     17,651     547,074       0.0%
#   Industrial Bank of Korea                                     364,871   5,721,841       0.1%
    Innocean Worldwide, Inc.                                       3,114     193,061       0.0%
    IS Dongseo Co., Ltd.                                           8,114     247,392       0.0%
    Jeil Pharmaceutical Co., Ltd.                                    157       5,903       0.0%
    Kakao Corp.                                                   25,354   2,608,823       0.0%
#   Kakao M Corp.                                                  7,273     607,647       0.0%
#   Kangwon Land, Inc.                                           104,801   2,827,159       0.1%
    KB Financial Group, Inc.                                     319,263  18,138,931       0.3%
    KB Financial Group, Inc. ADR                                  73,512   4,146,077       0.1%
    KCC Corp.                                                      8,160   2,978,568       0.1%
#   KEPCO Plant Service & Engineering Co., Ltd.                   17,268     816,404       0.0%
    Kia Motors Corp.                                             384,791  11,880,302       0.2%
#   KIWOOM Securities Co., Ltd.                                   19,696   2,161,930       0.0%
    Kolon Industries, Inc.                                        33,244   2,118,057       0.0%
#*  Komipharm International Co., Ltd.                             20,283     737,250       0.0%
#*  Korea Aerospace Industries, Ltd.                              37,044   1,488,693       0.0%
    Korea Electric Power Corp.                                   216,158   7,561,584       0.1%
    Korea Electric Power Corp. Sponsored ADR                     130,759   2,273,899       0.0%
*   Korea Gas Corp.                                               48,786   2,493,620       0.0%
    Korea Investment Holdings Co., Ltd.                           75,306   6,361,198       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Korea Kolmar Co., Ltd.                                        20,573 $ 1,569,025       0.0%
    Korea Petrochemical Ind Co., Ltd.                              6,572   1,681,630       0.0%
    Korea Zinc Co., Ltd.                                          12,459   5,042,501       0.1%
    Korean Air Lines Co., Ltd.                                   153,221   4,869,473       0.1%
    Korean Reinsurance Co.                                        69,779     768,796       0.0%
    KT Corp. Sponsored ADR                                        82,100   1,102,603       0.0%
    KT&G Corp.                                                   103,456   9,460,254       0.2%
    Kumho Petrochemical Co., Ltd.                                 31,285   3,128,743       0.1%
#*  Kumho Tire Co., Inc.                                         104,196     600,463       0.0%
    LG Chem, Ltd.                                                 48,103  16,101,454       0.3%
    LG Corp.                                                      86,068   6,510,593       0.1%
    LG Display Co., Ltd.                                         525,059  11,464,197       0.2%
#   LG Display Co., Ltd. ADR                                     808,137   8,727,880       0.1%
    LG Electronics, Inc.                                         187,705  17,797,961       0.3%
    LG Household & Health Care, Ltd.                              13,908  17,758,833       0.3%
#   LG Innotek Co., Ltd.                                          31,119   3,355,395       0.1%
    LG International Corp.                                        23,266     573,373       0.0%
    LG Uplus Corp.                                               398,980   4,567,643       0.1%
    LIG Nex1 Co., Ltd.                                            11,058     407,904       0.0%
#   Lotte Chemical Corp.                                          42,164  16,236,378       0.3%
    Lotte Chilsung Beverage Co., Ltd.                                 60      90,947       0.0%
    Lotte Confectionery Co., Ltd.                                    237      41,995       0.0%
    LOTTE Fine Chemical Co., Ltd.                                 24,070   1,532,610       0.0%
    LOTTE Himart Co., Ltd.                                        12,164     845,223       0.0%
    Lotte Shopping Co., Ltd.                                      19,612   4,675,644       0.1%
    LS Corp.                                                      33,839   2,453,648       0.0%
    LS Industrial Systems Co., Ltd.                               27,263   1,740,777       0.0%
#   Macquarie Korea Infrastructure Fund                          454,204   3,804,437       0.1%
#   Mando Corp.                                                    9,882   2,090,728       0.0%
    Medy-Tox, Inc.                                                 6,364   4,136,127       0.1%
    Meritz Financial Group, Inc.                                 128,182   1,668,883       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                     148,940   2,911,135       0.1%
    Meritz Securities Co., Ltd.                                  775,459   2,993,812       0.1%
    Mirae Asset Daewoo Co., Ltd.                                 550,734   4,986,502       0.1%
*   Naturecell Co., Ltd.                                           5,139     158,870       0.0%
    NAVER Corp.                                                   37,790  25,199,972       0.4%
    NCSoft Corp.                                                  16,404   5,498,177       0.1%
#   Netmarble Corp.                                               23,056   3,158,611       0.1%
    Nexen Tire Corp.                                              64,506     726,997       0.0%
    NH Investment & Securities Co., Ltd.                         236,346   3,410,565       0.1%
*   NHN Entertainment Corp.                                       13,146     753,552       0.0%
    NongShim Co., Ltd.                                             3,492   1,055,458       0.0%
    OCI Co., Ltd.                                                 19,850   2,877,465       0.1%
    Orion Corp.                                                    8,589     997,087       0.0%
#   Orion Holdings Corp.                                          98,326   2,245,641       0.0%
    Ottogi Corp.                                                   1,053     780,865       0.0%
#*  Pan Ocean Co., Ltd.                                          431,074   2,201,153       0.0%
#   Paradise Co., Ltd.                                            42,701     926,694       0.0%
    POSCO                                                         70,065  24,141,643       0.4%
    POSCO Sponsored ADR                                          104,186   8,840,182       0.1%
    POSCO Chemtech Co., Ltd.                                      20,052     682,917       0.0%
    Posco Daewoo Corp.                                            79,776   1,674,534       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SOUTH KOREA -- (Continued)
    S-1 Corp.                                                       25,186 $    2,309,584       0.0%
    S-Oil Corp.                                                     48,433      4,967,229       0.1%
#*  Samsung Biologics Co., Ltd.                                      6,405      2,909,091       0.1%
    Samsung C&T Corp.                                               51,407      6,705,171       0.1%
    Samsung Card Co., Ltd.                                          43,084      1,502,423       0.0%
    Samsung Electro-Mechanics Co., Ltd.                             61,779      6,783,751       0.1%
    Samsung Electronics Co., Ltd.                                   98,259    243,485,802       3.8%
    Samsung Electronics Co., Ltd. GDR                               52,509     64,281,135       1.0%
*   Samsung Engineering Co., Ltd.                                   73,989      1,232,269       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                       48,894     12,208,333       0.2%
*   Samsung Heavy Industries Co., Ltd.                             584,479      3,995,337       0.1%
    Samsung Life Insurance Co., Ltd.                                57,757      6,305,156       0.1%
    Samsung SDI Co., Ltd.                                           56,437      9,610,075       0.2%
    Samsung SDS Co., Ltd.                                           30,938      7,027,198       0.1%
    Samsung Securities Co., Ltd.                                    94,032      3,234,056       0.1%
    Seoul Semiconductor Co., Ltd.                                   47,279        833,261       0.0%
    SFA Engineering Corp.                                           28,906        873,796       0.0%
    Shinhan Financial Group Co., Ltd.                              355,520     15,830,119       0.3%
    Shinhan Financial Group Co., Ltd. ADR                           84,869      3,786,855       0.1%
    Shinsegae, Inc.                                                 16,151      6,268,738       0.1%
*   SK Chemicals Co., Ltd.                                          15,687      1,481,043       0.0%
    SK Discovery Co., Ltd.                                          14,610        580,706       0.0%
    SK Holdings Co., Ltd.                                           52,616     14,402,569       0.2%
    SK Hynix, Inc.                                                 821,484     64,604,772       1.0%
    SK Innovation Co., Ltd.                                         79,370     14,544,254       0.2%
#   SK Materials Co., Ltd.                                           9,016      1,294,874       0.0%
#   SK Networks Co., Ltd.                                          311,683      1,634,326       0.0%
    SK Telecom Co., Ltd.                                            19,738      4,217,279       0.1%
    SK Telecom Co., Ltd. ADR                                        24,883        590,971       0.0%
    SKC Co., Ltd.                                                   45,410      1,608,573       0.0%
    Ssangyong Cement Industrial Co., Ltd.                           49,362      1,376,876       0.0%
    Taekwang Industrial Co., Ltd.                                      135        164,078       0.0%
    Tongyang Life Insurance Co., Ltd.                               60,459        465,065       0.0%
    WONIK IPS Co., Ltd.                                              6,099        193,894       0.0%
    Woori Bank                                                     610,127      9,108,853       0.2%
    Woori Bank Sponsored ADR                                         3,749        167,655       0.0%
    Young Poong Corp.                                                  438        345,449       0.0%
    Youngone Corp.                                                  39,869      1,112,611       0.0%
#   Yuhan Corp.                                                      8,837      1,887,629       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                                60,994        486,489       0.0%
                                                                           --------------      ----
TOTAL SOUTH KOREA                                                           1,138,445,512      17.8%
                                                                           --------------      ----
TAIWAN -- (14.0%)
#   Accton Technology Corp.                                        624,000      1,426,167       0.0%
    Acer, Inc.                                                   3,564,811      2,718,674       0.1%
#   Advantech Co., Ltd.                                            471,663      3,237,965       0.1%
    Airtac International Group                                     152,518      2,646,404       0.1%
    ASE Industrial Holding Co., Ltd. ADR                           133,966        732,795       0.0%
    ASE Industrial Holdings Co., Ltd.                            7,079,781     19,215,061       0.3%
    Asia Cement Corp.                                            3,424,758      3,654,820       0.1%
*   Asia Pacific Telecom Co., Ltd.                               2,975,000        882,174       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Asustek Computer, Inc.                                          964,180 $ 9,010,865       0.2%
#   AU Optronics Corp.                                           29,635,873  12,220,520       0.2%
    AU Optronics Corp. Sponsored ADR                                326,626   1,299,971       0.0%
#   Casetek Holdings, Ltd.                                          371,709     909,388       0.0%
    Catcher Technology Co., Ltd.                                  1,524,429  16,906,176       0.3%
    Cathay Financial Holding Co., Ltd.                            6,576,450  11,796,539       0.2%
    Chailease Holding Co., Ltd.                                   2,403,840   8,770,947       0.1%
    Chang Hwa Commercial Bank, Ltd.                               8,867,283   5,104,342       0.1%
#   Cheng Shin Rubber Industry Co., Ltd.                          3,477,965   5,608,131       0.1%
    Chicony Electronics Co., Ltd.                                 1,166,664   2,874,336       0.1%
*   China Airlines, Ltd.                                          9,417,536   3,435,300       0.1%
    China Development Financial Holding Corp.                    20,614,121   7,794,157       0.1%
    China Life Insurance Co., Ltd.                                3,617,014   3,918,829       0.1%
    China Motor Corp.                                               722,000     679,266       0.0%
*   China Petrochemical Development Corp.                         3,819,000   1,672,456       0.0%
    China Steel Corp.                                            16,351,932  12,939,392       0.2%
    Chipbond Technology Corp.                                     1,027,000   2,035,101       0.0%
    Chroma ATE, Inc.                                                336,000   1,689,487       0.0%
#   Chunghwa Precision Test Tech Co., Ltd.                           16,000     407,399       0.0%
    Chunghwa Telecom Co., Ltd.                                    1,693,000   6,441,979       0.1%
#   Chunghwa Telecom Co., Ltd. ADR                                  266,427  10,121,562       0.2%
    Compal Electronics, Inc.                                      6,898,541   4,493,382       0.1%
#   Compeq Manufacturing Co., Ltd.                                2,481,000   2,471,919       0.0%
    CTBC Financial Holding Co., Ltd.                             20,702,175  14,764,025       0.2%
    CTCI Corp.                                                    1,199,000   2,019,772       0.0%
#   Delta Electronics, Inc.                                       1,950,486   7,071,506       0.1%
#   E Ink Holdings, Inc.                                            612,000     677,175       0.0%
    E.Sun Financial Holding Co., Ltd.                            14,162,745  10,015,234       0.2%
#   Eclat Textile Co., Ltd.                                         258,402   3,117,476       0.1%
#   Elite Material Co., Ltd.                                        434,000   1,063,576       0.0%
#   Ennoconn Corp.                                                   41,000     663,455       0.0%
#*  Epistar Corp.                                                 1,411,000   1,920,342       0.0%
    Eternal Materials Co., Ltd.                                   1,523,917   1,459,761       0.0%
    Eva Airways Corp.                                             7,272,592   3,905,304       0.1%
*   Evergreen Marine Corp. Taiwan, Ltd.                           4,633,008   2,343,414       0.0%
    Far Eastern New Century Corp.                                 7,623,085   7,275,786       0.1%
    Far EasTone Telecommunications Co., Ltd.                      2,601,000   6,881,533       0.1%
    Farglory Land Development Co., Ltd.                             136,393     149,458       0.0%
    Feng TAY Enterprise Co., Ltd.                                   500,424   2,269,221       0.0%
    First Financial Holding Co., Ltd.                            14,963,226  10,287,331       0.2%
#   FLEXium Interconnect, Inc.                                      458,000   1,196,832       0.0%
    Formosa Chemicals & Fibre Corp.                               2,448,518   8,996,223       0.1%
    Formosa Petrochemical Corp.                                   1,719,000   7,014,113       0.1%
    Formosa Plastics Corp.                                        3,419,153  11,998,623       0.2%
    Formosa Taffeta Co., Ltd.                                     1,030,000   1,164,590       0.0%
    Foxconn Technology Co., Ltd.                                  1,305,627   3,241,720       0.1%
    Fubon Financial Holding Co., Ltd.                             9,281,233  15,878,861       0.3%
#   General Interface Solution Holding, Ltd.                        368,000   2,202,868       0.0%
*   Genius Electronic Optical Co., Ltd.                              81,000     953,148       0.0%
    Giant Manufacturing Co., Ltd.                                   489,506   2,486,070       0.0%
#   Gigabyte Technology Co., Ltd.                                   516,000   1,128,282       0.0%
    Globalwafers Co., Ltd.                                          209,000   3,371,701       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
    Gourmet Master Co., Ltd.                                        101,305 $ 1,167,279       0.0%
    HannStar Display Corp.                                        7,103,000   1,947,988       0.0%
#   Highwealth Construction Corp.                                 1,084,190   1,669,201       0.0%
    Hiwin Technologies Corp.                                        197,925   2,981,526       0.1%
    Hon Hai Precision Industry Co., Ltd.                         17,063,653  47,460,530       0.8%
#   Hota Industrial Manufacturing Co., Ltd.                         290,235   1,275,808       0.0%
    Hotai Motor Co., Ltd.                                           366,000   3,587,475       0.1%
#*  HTC Corp.                                                       399,235     809,404       0.0%
    Hua Nan Financial Holdings Co., Ltd.                         11,793,307   7,131,801       0.1%
#   Innolux Corp.                                                29,692,241  11,049,261       0.2%
#   Inventec Corp.                                                5,034,551   3,814,389       0.1%
    Kenda Rubber Industrial Co., Ltd.                               820,377     947,789       0.0%
    King Slide Works Co., Ltd.                                       57,000     805,495       0.0%
    King Yuan Electronics Co., Ltd.                               1,471,000   1,451,013       0.0%
    King's Town Bank Co., Ltd.                                    1,560,000   1,868,579       0.0%
#   Kinsus Interconnect Technology Corp.                            365,000     599,596       0.0%
#   Largan Precision Co., Ltd.                                      133,860  15,569,017       0.3%
    LCY Chemical Corp.                                              817,123   1,210,962       0.0%
    Lien Hwa Industrial Corp.                                        76,000      97,024       0.0%
    Lite-On Technology Corp.                                      4,381,410   5,781,759       0.1%
#   Long Chen Paper Co., Ltd.                                     1,312,509   1,531,446       0.0%
*   Macronix International                                        2,561,000   4,068,394       0.1%
    MediaTek, Inc.                                                1,241,995  14,125,959       0.2%
    Mega Financial Holding Co., Ltd.                             17,457,369  15,411,488       0.3%
    Merida Industry Co., Ltd.                                       145,287     646,849       0.0%
    Merry Electronics Co., Ltd.                                     223,000   1,026,907       0.0%
#   Micro-Star International Co., Ltd.                            1,080,000   3,373,008       0.1%
    Nan Ya Plastics Corp.                                         3,935,599  10,779,544       0.2%
    Nanya Technology Corp.                                        1,155,010   3,595,407       0.1%
    Nien Made Enterprise Co., Ltd.                                  204,000   1,812,037       0.0%
#   Novatek Microelectronics Corp.                                  883,000   3,706,416       0.1%
    Parade Technologies, Ltd.                                        82,000   1,269,753       0.0%
    Pegatron Corp.                                                4,155,345   9,688,077       0.2%
    Phison Electronics Corp.                                        250,000   2,263,207       0.0%
    Pou Chen Corp.                                                6,059,487   7,577,835       0.1%
    Powertech Technology, Inc.                                    2,217,819   6,348,788       0.1%
    Poya International Co., Ltd.                                     73,275     813,477       0.0%
    President Chain Store Corp.                                     875,831   8,608,945       0.1%
#   Qisda Corp.                                                   3,366,000   2,307,077       0.0%
    Quanta Computer, Inc.                                         4,491,000   8,165,183       0.1%
    Realtek Semiconductor Corp.                                     728,950   2,756,671       0.1%
*   Ruentex Development Co., Ltd.                                 1,260,050   1,508,818       0.0%
#   Ruentex Industries, Ltd.                                        704,182   1,364,423       0.0%
#   Shin Kong Financial Holding Co., Ltd.                        12,037,656   4,892,366       0.1%
    Silergy Corp.                                                    55,000   1,150,162       0.0%
*   Siliconware Precision Industries Co., Ltd. Sponsored ADR         21,813     189,529       0.0%
    Simplo Technology Co., Ltd.                                     280,000   1,565,453       0.0%
#   Sino-American Silicon Products, Inc.                          1,338,000   5,742,586       0.1%
    SinoPac Financial Holdings Co., Ltd.                         15,332,101   5,517,495       0.1%
    St Shine Optical Co., Ltd.                                       58,000   1,554,999       0.0%
    Standard Foods Corp.                                            525,418   1,178,349       0.0%
    Synnex Technology International Corp.                         1,622,343   2,330,009       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
TAIWAN -- (Continued)
    Taichung Commercial Bank Co., Ltd.                              162,383 $     56,138       0.0%
*   TaiMed Biologics, Inc.                                          109,000    1,132,955       0.0%
    Taishin Financial Holding Co., Ltd.                          15,320,023    7,444,310       0.1%
#   Taiwan Business Bank                                          5,539,684    1,702,385       0.0%
    Taiwan Cement Corp.                                           5,017,720    6,895,474       0.1%
    Taiwan Cooperative Financial Holding Co., Ltd.               13,054,278    7,585,345       0.1%
#   Taiwan FamilyMart Co., Ltd.                                      85,000      508,026       0.0%
    Taiwan Fertilizer Co., Ltd.                                   1,158,000    1,562,728       0.0%
*   Taiwan Glass Industry Corp.                                   2,124,375    1,419,518       0.0%
    Taiwan High Speed Rail Corp.                                  2,031,000    1,560,010       0.0%
    Taiwan Mobile Co., Ltd.                                       2,215,300    8,180,889       0.1%
#   Taiwan Paiho, Ltd.                                              168,000      449,531       0.0%
    Taiwan Secom Co., Ltd.                                          420,670    1,264,344       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                 23,066,808  175,707,670       2.8%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR    1,815,491   69,805,629       1.1%
#*  Tatung Co., Ltd.                                              3,317,000    2,466,754       0.0%
    Teco Electric and Machinery Co., Ltd.                         2,649,000    2,150,094       0.0%
    Tong Yang Industry Co., Ltd.                                    693,000    1,248,059       0.0%
#*  TPK Holding Co., Ltd.                                           805,000    1,755,787       0.0%
    Transcend Information, Inc.                                     353,181      995,914       0.0%
    Tripod Technology Corp.                                         821,870    2,486,071       0.0%
    Uni-President Enterprises Corp.                               6,976,033   16,788,968       0.3%
#   United Microelectronics Corp.                                31,756,000   17,125,118       0.3%
    Vanguard International Semiconductor Corp.                    1,270,000    2,574,305       0.0%
    Voltronic Power Technology Corp.                                 64,350    1,145,178       0.0%
    Walsin Lihwa Corp.                                            3,808,000    2,589,146       0.0%
#   Walsin Technology Corp.                                         470,000    2,954,452       0.1%
    Wan Hai Lines, Ltd.                                           1,467,800      846,522       0.0%
#   Win Semiconductors Corp.                                        472,034    3,539,445       0.1%
#   Winbond Electronics Corp.                                     6,587,407    4,031,822       0.1%
    Wintek Corp.                                                    604,760        7,013       0.0%
#   Wistron Corp.                                                 6,562,940    5,218,870       0.1%
    WPG Holdings, Ltd.                                            2,259,869    3,040,967       0.1%
#   Yageo Corp.                                                     202,900    4,252,982       0.1%
    Yuanta Financial Holding Co., Ltd.                           15,304,806    7,304,253       0.1%
    Yulon Motor Co., Ltd.                                           869,000      662,803       0.0%
    Zhen Ding Technology Holding, Ltd.                            1,183,700    2,575,692       0.0%
                                                                            ------------      ----
TOTAL TAIWAN                                                                 921,764,624      14.4%
                                                                            ------------      ----
THAILAND -- (3.0%)
    Advanced Info Service PCL                                     1,483,600    9,777,845       0.2%
    Airports of Thailand PCL                                      5,701,800   12,872,410       0.2%
    Bangchak Corp. PCL                                            1,521,400    1,747,489       0.0%
    Bangkok Bank PCL(6077019)                                       207,800    1,330,025       0.0%
    Bangkok Bank PCL(6368360)                                        30,080      183,949       0.0%
    Bangkok Dusit Medical Services PCL Class F                    5,700,500    4,064,045       0.1%
    Bangkok Expressway & Metro PCL                               10,034,099    2,464,014       0.1%
    Bangkok Life Assurance PCL                                      571,100      655,969       0.0%
    Banpu PCL                                                     4,609,350    2,833,377       0.1%
    Banpu Power PCL                                                 837,900      655,771       0.0%
    Beauty Community PCL                                          1,589,900    1,173,785       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
THAILAND -- (Continued)
    Berli Jucker PCL                                              1,309,800 $ 2,479,739       0.1%
    BTS Group Holdings PCL                                        3,433,000     973,554       0.0%
    Bumrungrad Hospital PCL                                         402,600   2,423,764       0.1%
    Carabao Group PCL Class F                                       298,700     511,084       0.0%
    Central Pattana PCL                                           1,851,100   4,736,259       0.1%
    Central Plaza Hotel PCL                                         979,500   1,629,396       0.0%
    CH Karnchang PCL                                                500,300     380,456       0.0%
    Charoen Pokphand Foods PCL                                    7,457,800   5,789,483       0.1%
    CP ALL PCL                                                    5,252,500  14,479,325       0.2%
    Delta Electronics Thailand PCL                                  673,200   1,434,496       0.0%
    Electricity Generating PCL                                      194,500   1,374,319       0.0%
    Energy Absolute PCL Class F                                   2,027,900   2,313,194       0.0%
*   Esso Thailand PCL                                             2,616,000   1,483,726       0.0%
    Global Power Synergy PCL Class F                                530,900   1,270,055       0.0%
    Glow Energy PCL                                                 737,100   2,014,413       0.0%
    Home Product Center PCL                                       8,486,513   4,033,514       0.1%
    Indorama Ventures PCL                                         1,976,800   3,773,834       0.1%
    Intouch Holdings PCL                                            571,300   1,040,867       0.0%
    IRPC PCL                                                     10,607,100   2,369,457       0.0%
    Jasmine International PCL                                     5,215,000     966,659       0.0%
    Kasikornbank PCL(6888794)                                       990,400   6,307,681       0.1%
    Kasikornbank PCL(6364766)                                        75,400     467,069       0.0%
    Kiatnakin Bank PCL                                              632,100   1,477,103       0.0%
    Krung Thai Bank PCL                                           5,149,187   2,969,430       0.1%
    Krungthai Card PCL                                              190,400   2,208,061       0.0%
    Land & Houses PCL(6581941)                                    3,568,340   1,243,718       0.0%
    Land & Houses PCL(6581930)                                      790,000     275,349       0.0%
    Minor International PCL                                       1,994,970   2,544,282       0.1%
    MK Restaurants Group PCL                                        508,200   1,292,239       0.0%
    Muangthai Leasing PCL Class F                                 1,040,600   1,203,482       0.0%
    Pruksa Holding PCL                                            1,867,300   1,319,417       0.0%
    PTT Exploration & Production PCL                              1,900,155   8,067,832       0.1%
    PTT Global Chemical PCL                                       2,436,872   7,566,966       0.1%
    PTT PCL                                                      16,434,000  29,420,817       0.5%
    Ratchaburi Electricity Generating Holding PCL                   661,500   1,095,164       0.0%
    Robinson PCL                                                    352,800     735,000       0.0%
    Siam Cement PCL (The)(6609906)                                  172,700   2,560,951       0.1%
    Siam Cement PCL (The)(6609928)                                  230,100   3,412,129       0.1%
    Siam City Cement PCL                                            119,867     934,324       0.0%
    Siam Commercial Bank PCL (The)                                1,116,866   4,635,914       0.1%
    Siam Global House PCL                                         2,170,633   1,121,081       0.0%
    Srisawad Corp. PCL                                              587,000     967,174       0.0%
    Star Petroleum Refining PCL                                   4,020,900   2,000,258       0.0%
    Thai Oil PCL                                                  1,864,000   5,566,603       0.1%
    Thai Union Group PCL Class F                                  2,117,640   1,207,779       0.0%
    Thanachart Capital PCL                                        1,561,100   2,658,717       0.1%
    Tisco Financial Group PCL                                       403,600   1,134,965       0.0%
    TMB Bank PCL                                                 18,593,800   1,390,411       0.0%
    Total Access Communication PCL(B1YWK08)                       1,459,300   2,358,184       0.0%
    Total Access Communication PCL(B231MK7)                         551,500     891,207       0.0%
    TPI Polene PCL                                                2,289,800     137,127       0.0%
    True Corp. PCL                                               20,435,331   4,921,056       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
THAILAND -- (Continued)
    TTW PCL                                                        581,700 $      228,551       0.0%
    WHA Corp. PCL                                                3,611,100        453,104       0.0%
                                                                           --------------      ----
TOTAL THAILAND                                                                198,009,418       3.1%
                                                                           --------------      ----
TURKEY -- (1.1%)
    Akbank Turk A.S.                                             2,070,078      4,307,156       0.1%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                    248,847      1,633,115       0.0%
#   Arcelik A.S.                                                   311,045      1,386,910       0.0%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                       93,060        576,049       0.0%
    BIM Birlesik Magazalar A.S.                                    342,629      5,821,488       0.1%
    Coca-Cola Icecek A.S.                                          163,722      1,442,438       0.0%
#   Enka Insaat ve Sanayi A.S.                                     589,794        709,688       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                        2,461,933      6,145,568       0.1%
    Ford Otomotiv Sanayi A.S.                                      126,138      1,736,500       0.0%
    KOC Holding A.S.                                             1,011,450      3,417,049       0.1%
    Petkim Petrokimya Holding A.S.                               1,186,034      2,096,135       0.0%
    TAV Havalimanlari Holding A.S.                                 393,004      2,115,375       0.1%
    Tofas Turk Otomobil Fabrikasi A.S.                             212,178      1,307,530       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                        248,087      6,341,653       0.1%
*   Turk Hava Yollari AO                                         1,457,515      6,020,494       0.1%
#*  Turk Telekomunikasyon A.S.                                     802,767      1,243,933       0.0%
    Turkcell Iletisim Hizmetleri A.S.                            1,578,005      5,433,348       0.1%
#   Turkcell Iletisim Hizmetleri A.S. ADR                           73,838        638,699       0.0%
    Turkiye Garanti Bankasi A.S.                                 2,586,760      5,857,536       0.1%
#   Turkiye Halk Bankasi A.S.                                      819,488      1,676,665       0.0%
    Turkiye Is Bankasi                                           3,915,782      5,933,453       0.1%
    Turkiye Sise ve Cam Fabrikalari A.S.                         1,476,715      1,640,988       0.0%
#   Turkiye Vakiflar Bankasi TAO                                 1,893,088      2,785,470       0.1%
    Ulker Biskuvi Sanayi A.S.                                      244,375      1,281,040       0.0%
#*  Yapi ve Kredi Bankasi A.S.                                   1,248,055      1,222,286       0.0%
                                                                           --------------      ----
TOTAL TURKEY                                                                   72,770,566       1.1%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         6,130,038,172      96.0%
                                                                           --------------      ----
PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
    Banco Bradesco SA                                            2,718,984     26,831,262       0.4%
    Banco Bradesco SA ADR                                        1,056,734     10,355,993       0.2%
    Centrais Eletricas Brasileiras SA Class B                      162,432      1,057,162       0.0%
    Cia Brasileira de Distribuicao                                 243,459      5,471,434       0.1%
    Gerdau SA                                                      924,321      4,393,111       0.1%
    Itau Unibanco Holding SA                                     4,057,827     59,085,909       0.9%
    Lojas Americanas SA                                            429,871      2,448,026       0.0%
*   Petroleo Brasileiro SA                                       2,860,161     18,753,682       0.3%
#*  Petroleo Brasileiro SA Sponsored ADR                         1,299,604     17,089,793       0.3%
    Telefonica Brasil SA                                           339,962      4,768,706       0.1%
    Usinas Siderurgicas de Minas Gerais SA Class A                 639,400      1,989,455       0.0%
                                                                           --------------      ----
TOTAL BRAZIL                                                                  152,244,533       2.4%
                                                                           --------------      ----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                175,781        874,139       0.0%
                                                                           --------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
COLOMBIA -- (0.1%)
     Banco Davivienda SA                                             178,070 $    2,140,171        0.1%
     Bancolombia SA                                                   30,330        359,560        0.0%
     Grupo Argos SA                                                   55,405        327,425        0.0%
     Grupo Aval Acciones y Valores SA                              3,848,843      1,692,203        0.0%
     Grupo de Inversiones Suramericana SA                            111,644      1,450,720        0.0%
                                                                             --------------      -----
TOTAL COLOMBIA                                                                    5,970,079        0.1%
                                                                             --------------      -----
MALAYSIA -- (0.0%)
     SP Setia Bhd Group, 5.930%                                      407,394         90,595        0.0%
                                                                             --------------      -----
SOUTH KOREA -- (0.0%)
*    Mirae Asset Daewoo Co., Ltd.                                     64,828        280,119        0.0%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                          159,459,465        2.5%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
MALAYSIA -- (0.0%)
*    Sunway Bhd Warrants 10/03/24                                    346,323         34,866        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   6,289,532,503
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@ DFA Short Term Investment Fund                               23,593,302    272,974,500        4.3%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,166,657,005)                          $6,562,507,003      102.8%
                                                                             ==============      =====

At April 30, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)     650     06/15/18  $39,273,725 $37,446,500  $(1,827,225)
S&P 500(R) Emini Index              54     06/15/18    6,989,630   7,146,900      157,270
                                                     ----------- -----------  -----------
TOTAL FUTURES CONTRACTS                              $46,263,355 $44,593,400  $(1,669,955)
                                                     =========== ===========  ===========

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------  -------------- ------- --------------
Common Stocks
   Brazil                      $  335,228,668              --   --    $  335,228,668
   Chile                           45,788,299  $   46,195,259   --        91,983,558
   China                          270,654,834     812,719,511   --     1,083,374,345
   Colombia                        29,163,315              --   --        29,163,315
   Czech Republic                          --      11,320,543   --        11,320,543
   Egypt                              660,723       7,206,755   --         7,867,478
   Greece                                  --      16,993,952   --        16,993,952
   Hungary                                 --      29,526,615   --        29,526,615
   India                           30,293,727     739,949,886   --       770,243,613
   Indonesia                        5,361,928     149,784,876   --       155,146,804
   Malaysia                                --     195,570,071   --       195,570,071
   Mexico                         245,635,274              --   --       245,635,274
   Peru                            21,124,730              --   --        21,124,730
   Philippines                      1,771,538      79,591,778   --        81,363,316
   Poland                                  --     103,007,068   --       103,007,068
   Russia                           7,053,643      91,661,700   --        98,715,343
   South Africa                    55,434,585     467,348,774   --       522,783,359
   South Korea                     29,636,122   1,108,809,390   --     1,138,445,512
   Taiwan                         101,175,018     820,589,606   --       921,764,624
   Thailand                       198,009,418              --   --       198,009,418
   Turkey                             638,699      72,131,867   --        72,770,566
Preferred Stocks
   Brazil                         152,244,533              --   --       152,244,533
   Chile                                   --         874,139   --           874,139
   Colombia                         5,970,079              --   --         5,970,079
   Malaysia                            90,595              --   --            90,595
   South Korea                        280,119              --   --           280,119
Rights/Warrants
   Malaysia                                --          34,866   --            34,866
Securities Lending Collateral              --     272,974,500   --       272,974,500
Futures Contracts**                (1,669,955)             --   --        (1,669,955)
                               --------------  --------------   --    --------------
TOTAL                          $1,534,545,892  $5,026,291,156   --    $6,560,837,048
                               ==============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (92.0%)
BRAZIL -- (6.4%)
    AES Tiete Energia SA(BZ8W2L7)                                2,010,997 $ 6,544,121       0.1%
    AES Tiete Energia SA(BZ8W2J5)                                      878         584       0.0%
    Aliansce Shopping Centers SA                                 1,135,066   5,576,183       0.1%
*   Alliar Medicos A Frente SA                                     118,800     492,061       0.0%
    Alupar Investimento SA                                       1,305,002   6,485,523       0.1%
    Anima Holding SA                                               285,200   1,668,931       0.0%
    Arezzo Industria e Comercio SA                                 472,135   7,140,247       0.1%
*   B2W Cia Digital                                              1,578,484  13,021,866       0.2%
*   Biosev SA                                                        2,500       2,833       0.0%
    BR Malls Participacoes SA                                    7,687,922  23,964,406       0.3%
    BR Properties SA                                               733,853   1,864,379       0.0%
*   Brasil Brokers Participacoes SA                              2,855,468     456,458       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas          222,542     846,158       0.0%
    Cia de Locacao das Americas                                     94,100     816,579       0.0%
    Cia de Saneamento de Minas Gerais-COPASA                       638,992   9,193,080       0.1%
    Cia de Saneamento do Parana                                    139,787   2,354,257       0.0%
*   Cia Energetica de Minas Gerais                                 649,989   1,428,670       0.0%
    Cia Hering                                                   1,540,736   8,400,336       0.1%
    Cia Paranaense de Energia                                      169,800   1,108,023       0.0%
    Cia Paranaense de Energia Sponsored ADR                        127,664     979,183       0.0%
*   Cia Siderurgica Nacional SA                                  4,766,830  11,947,011       0.2%
*   Construtora Tenda SA                                           516,135   3,758,450       0.1%
*   Cosan Logistica SA                                             634,862   1,975,336       0.0%
    CSU Cardsystem SA                                              143,535     415,871       0.0%
    CVC Brasil Operadora e Agencia de Viagens SA                   312,586   5,174,373       0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      2,696,667  10,699,838       0.1%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                                 41,900     137,546       0.0%
    Dimed SA Distribuidora da Medicamentos                           1,100     117,906       0.0%
*   Direcional Engenharia SA                                     1,125,009   1,955,728       0.0%
    Duratex SA                                                   3,220,733   9,837,247       0.1%
    EcoRodovias Infraestrutura e Logistica SA                    2,475,007   7,029,664       0.1%
    EDP - Energias do Brasil SA                                  3,335,614  13,225,530       0.2%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA         993,699   9,689,643       0.1%
    Embraer SA ADR                                                 261,258   6,588,927       0.1%
    Energisa SA                                                    534,380   5,053,668       0.1%
*   Eneva SA                                                       225,100     854,599       0.0%
    Equatorial Energia SA                                        1,951,558  39,636,147       0.5%
    Estacio Participacoes SA                                     3,387,190  30,843,618       0.4%
*   Eternit SA                                                     883,978     179,157       0.0%
*   Even Construtora e Incorporadora SA                          2,184,488   2,824,769       0.0%
    Ez Tec Empreendimentos e Participacoes SA                      738,642   4,238,042       0.1%
    Fleury SA                                                    1,626,029  12,119,096       0.2%
    Fras-Le SA                                                     215,060     337,029       0.0%
*   Gafisa SA                                                      284,570     956,906       0.0%
#   Gafisa SA ADR                                                   73,263     498,921       0.0%
#*  Gol Linhas Aereas Inteligentes SA ADR                          335,128   3,669,652       0.1%
    Grendene SA                                                    922,817   7,199,300       0.1%
    Guararapes Confeccoes SA                                        83,800   3,277,175       0.1%
*   Helbor Empreendimentos SA                                    2,569,948   1,063,720       0.0%
    Iguatemi Empresa de Shopping Centers SA                      1,216,795  12,399,972       0.2%
    Industrias Romi SA                                              86,800     200,201       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
BRAZIL -- (Continued)
    Instituto Hermes Pardini SA                                     98,900 $   733,732       0.0%
    International Meal Co. Alimentacao SA                        1,180,495   2,746,356       0.0%
    Iochpe-Maxion SA                                             1,140,852   9,151,045       0.1%
*   JHSF Participacoes SA                                          890,347     426,976       0.0%
*   JSL SA                                                         584,907   1,177,094       0.0%
*   Kepler Weber SA                                                135,346     461,688       0.0%
    Light SA                                                       723,407   3,621,991       0.1%
    Linx SA                                                      1,016,436   6,487,642       0.1%
    Localiza Rent a Car SA                                       2,339,234  18,623,326       0.2%
    Magnesita Refratarios SA                                       371,991   6,105,696       0.1%
    Mahle-Metal Leve SA                                            500,114   3,504,738       0.1%
    Marcopolo SA                                                   373,900     346,876       0.0%
*   Marfrig Global Foods SA                                      2,412,440   5,454,021       0.1%
*   Marisa Lojas SA                                                768,020   1,291,287       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                 1,109,308   1,101,962       0.0%
    Minerva SA                                                   1,003,369   2,348,603       0.0%
    MRV Engenharia e Participacoes SA                            2,678,860  11,470,341       0.2%
    Multiplan Empreendimentos Imobiliarios SA                      252,055   4,786,109       0.1%
    Multiplus SA                                                   454,184   3,707,942       0.1%
    Natura Cosmeticos SA                                           238,818   2,195,800       0.0%
    Odontoprev SA                                                2,653,921  11,386,285       0.2%
*   Paranapanema SA                                              1,823,443     671,455       0.0%
*   Petro Rio SA                                                    39,000     808,678       0.0%
    Porto Seguro SA                                                691,743   8,925,207       0.1%
    Portobello SA                                                  821,551   1,205,404       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA             77,402     124,835       0.0%
    QGEP Participacoes SA                                          845,794   3,083,121       0.0%
    Qualicorp SA                                                 2,251,805  15,651,819       0.2%
*   Renova Energia SA                                               23,000      16,939       0.0%
*   Restoque Comercio e Confeccoes de Roupas SA                    137,181   1,193,556       0.0%
*   RNI Negocios Imobiliarios SA                                    83,638     134,654       0.0%
*   Santos Brasil Participacoes SA                               2,613,040   2,468,932       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                   78,309     827,082       0.0%
    Sao Martinho SA                                              1,514,386   7,340,224       0.1%
    Ser Educacional SA                                             537,517   2,547,038       0.0%
    SLC Agricola SA                                                632,873   8,078,922       0.1%
    Smiles Fidelidade SA                                           505,800  10,395,524       0.1%
    Sonae Sierra Brasil SA                                         257,946   1,649,346       0.0%
*   Springs Global Participacoes SA                                125,500     338,899       0.0%
    Sul America SA                                               2,893,754  17,858,801       0.2%
    T4F Entretenimento SA                                          260,100     743,206       0.0%
*   Technos SA                                                     286,300     219,841       0.0%
*   Tecnisa SA                                                   1,488,036     671,128       0.0%
    Tegma Gestao Logistica SA                                      142,902     938,620       0.0%
*   Terra Santa Agro SA                                              4,000      16,100       0.0%
    Totvs SA                                                     1,014,426   9,266,282       0.1%
    TPI - Triunfo Participacoes e Investimentos SA                 329,501     234,202       0.0%
    Transmissora Alianca de Energia Eletrica SA                  2,532,218  15,389,050       0.2%
    Tupy SA                                                        472,089   2,546,952       0.0%
    Usinas Siderurgicas de Minas Gerais SA                          42,600     156,260       0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                                778,475   4,066,594       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
BRAZIL -- (Continued)
    Via Varejo SA(B7VY430)                                           205,862 $    476,576       0.0%
    Via Varejo SA(BGSHPP4)                                         1,547,219   13,139,348       0.2%
*   Vulcabras Azaleia SA                                             466,000    1,114,718       0.0%
    Wiz Solucoes e Corretagem de Seguros SA                          404,644    1,150,449       0.0%
                                                                             ------------       ---
TOTAL BRAZIL                                                                  530,828,192       6.8%
                                                                             ------------       ---
CHILE -- (1.6%)
    AES Gener SA                                                   4,463,882    1,250,902       0.0%
    Banvida SA                                                        28,774       22,763       0.0%
    Besalco SA                                                     2,961,810    3,411,493       0.1%
    CAP SA                                                           725,630    8,420,152       0.1%
    Cementos BIO BIO SA                                              352,724      531,922       0.0%
*   Cia Pesquera Camanchaca SA                                       657,125       67,598       0.0%
*   Cia Sud Americana de Vapores SA                              166,163,659    7,434,121       0.1%
    Clinica LAS Condes SA                                              2,364      140,705       0.0%
    Cristalerias de Chile SA                                         130,323    1,287,579       0.0%
#   Embotelladora Andina SA Class B ADR                               20,933      630,711       0.0%
    Empresa Nacional de Telecomunicaciones SA                        712,408    8,396,037       0.1%
*   Empresas AquaChile SA                                          1,421,706      896,174       0.0%
    Empresas Hites SA                                              1,227,475    1,256,414       0.0%
*   Empresas La Polar SA                                          19,698,286    1,596,558       0.0%
    Empresas Lipigas SA                                                1,019        9,299       0.0%
    Engie Energia Chile SA                                         5,751,282   12,401,303       0.2%
*   Enjoy SA                                                       2,562,139      241,302       0.0%
    Forus SA                                                         821,357    3,078,704       0.1%
    Grupo Security SA                                              6,007,122    3,053,397       0.0%
    Hortifrut SA                                                      21,005       70,782       0.0%
    Instituto de Diagnostico SA                                        2,928       11,875       0.0%
    Inversiones Aguas Metropolitanas SA                            3,875,679    7,302,033       0.1%
    Inversiones La Construccion SA                                   315,084    6,241,574       0.1%
*   Masisa SA                                                     19,436,071    1,803,248       0.0%
    Multiexport Foods SA                                           4,697,961    2,480,569       0.0%
    Parque Arauco SA                                               6,109,643   19,078,415       0.3%
    PAZ Corp. SA                                                   1,318,253    2,071,346       0.0%
    Ripley Corp. SA                                                9,177,741    9,946,851       0.1%
    Salfacorp SA                                                   3,382,346    6,475,117       0.1%
    Sigdo Koppers SA                                                 934,500    1,783,274       0.0%
*   SMU SA                                                           305,629       96,660       0.0%
    Sociedad Matriz SAAM SA                                       38,537,551    4,010,045       0.1%
    Socovesa SA                                                    3,120,839    2,088,057       0.0%
    Sonda SA                                                       3,439,792    6,331,496       0.1%
    Vina Concha y Toro SA                                          4,512,422   10,296,144       0.1%
                                                                             ------------       ---
TOTAL CHILE                                                                   134,214,620       1.7%
                                                                             ------------       ---
CHINA -- (16.2%)
*   21Vianet Group, Inc. ADR                                         572,261    3,015,815       0.1%
#   361 Degrees International, Ltd.                                5,552,000    1,755,510       0.0%
#*  3SBio, Inc.                                                    4,617,500    9,921,466       0.1%
#*  500.com, Ltd. Class A ADR                                        133,502    2,436,411       0.0%
#*  51job, Inc. ADR                                                  117,722    9,716,774       0.1%
*   A8 New Media Group, Ltd.                                       5,228,000      287,825       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
*   Advanced Semiconductor Manufacturing Corp., Ltd. Class H      1,112,000 $  125,233       0.0%
    Agile Group Holdings, Ltd.                                    1,101,500  2,172,811       0.0%
    Ajisen China Holdings, Ltd.                                   4,260,000  2,017,143       0.0%
*   AKM Industrial Co., Ltd.                                      2,660,000    489,177       0.0%
#*  Alibaba Pictures Group, Ltd.                                 53,690,000  6,047,991       0.1%
    AMVIG Holdings, Ltd.                                          2,508,000    644,774       0.0%
    Anhui Expressway Co., Ltd. Class H                            2,926,000  2,163,156       0.0%
#*  Anton Oilfield Services Group                                12,730,000  1,782,070       0.0%
*   Anxin-China Holdings, Ltd.                                   16,347,000    150,377       0.0%
*   Aowei Holdings, Ltd.                                          1,833,000    454,473       0.0%
*   Art Group Holdings, Ltd.                                        320,000     12,415       0.0%
    Asia Cement China Holdings Corp.                              3,072,500  1,645,032       0.0%
*   Asian Citrus Holdings, Ltd.                                   2,314,000     33,168       0.0%
    ATA, Inc. ADR                                                     1,400      7,252       0.0%
#   Ausnutria Dairy Corp., Ltd.                                   1,246,000  1,382,813       0.0%
#*  AVIC International Holding HK, Ltd.                          43,771,722  1,850,814       0.0%
#   AVIC International Holdings, Ltd. Class H                     1,960,000  1,349,451       0.0%
    AviChina Industry & Technology Co., Ltd. Class H             12,524,000  7,896,411       0.1%
    BAIOO Family Interactive, Ltd.                                5,960,000    361,136       0.0%
    Bank of Chongqing Co., Ltd. Class H                           2,439,500  1,843,942       0.0%
    Bank of Zhengzhou Co., Ltd. Class H                             105,000     49,597       0.0%
*   Baofeng Modern International Holdings Co., Ltd.                 234,000     16,129       0.0%
*   Baoye Group Co., Ltd. Class H                                 1,758,000  1,167,533       0.0%
#*  Baozun, Inc. Sponsored ADR                                      136,671  6,285,499       0.1%
    BBI Life Sciences Corp.                                       1,299,000    535,106       0.0%
    Beijing Capital Land, Ltd. Class H                            8,706,500  4,636,756       0.1%
#*  Beijing Enterprises Clean Energy Group, Ltd.                 52,988,570  1,620,730       0.0%
#*  Beijing Enterprises Environment Group, Ltd.                     625,000     71,211       0.0%
#*  Beijing Enterprises Medical & Health Group, Ltd.             30,162,000  1,529,649       0.0%
    Beijing Enterprises Water Group, Ltd.                         3,972,000  2,306,073       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H              10,584,000  2,659,304       0.0%
#   Beijing North Star Co., Ltd. Class H                          6,030,000  2,147,700       0.0%
#*  Beijing Properties Holdings, Ltd.                            10,632,000    383,973       0.0%
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                2,032,000  1,001,101       0.0%
#   Best Pacific International Holdings, Ltd.                     2,128,000    838,127       0.0%
*   BII Railway Transportation Technology Holdings Co., Ltd.      2,636,000    213,734       0.0%
    Billion Industrial Holdings, Ltd.                                64,000     83,623       0.0%
*   Bitauto Holdings, Ltd. ADR                                      175,017  3,705,110       0.1%
#*  Boer Power Holdings, Ltd.                                     2,836,000    542,964       0.0%
    Bosideng International Holdings, Ltd.                        20,196,000  2,073,709       0.0%
#*  Boyaa Interactive International, Ltd.                         3,206,000  1,254,659       0.0%
    Brilliant Circle Holdings International, Ltd.                   250,000     36,848       0.0%
#   BYD Electronic International Co., Ltd.                          540,000    823,395       0.0%
*   C C Land Holdings, Ltd.                                      15,497,015  3,533,584       0.1%
#*  C.banner International Holdings, Ltd.                         4,867,000  1,520,268       0.0%
    Cabbeen Fashion, Ltd.                                         1,566,000    549,917       0.0%
#   Canvest Environmental Protection Group Co., Ltd.              4,729,000  2,623,663       0.0%
*   Capital Environment Holdings, Ltd.                           21,762,000    728,598       0.0%
#*  CAR, Inc.                                                     5,982,000  5,704,248       0.1%
#*  Carnival Group International Holdings, Ltd.                  25,900,000  1,136,189       0.0%
    Carrianna Group Holdings Co., Ltd.                            2,031,257    283,606       0.0%
*   CECEP COSTIN New Materials Group, Ltd.                        4,494,000     64,416       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#   Central China Real Estate, Ltd.                               6,614,626 $ 3,019,327       0.1%
#   Central China Securities Co., Ltd. Class H                    4,305,000   1,641,200       0.0%
*   Century Sunshine Group Holdings, Ltd.                        12,725,000     396,318       0.0%
#*  CGN Meiya Power Holdings Co., Ltd.                            9,134,000   1,228,553       0.0%
    Changshouhua Food Co., Ltd.                                   1,773,000     843,261       0.0%
    Changyou.com, Ltd. ADR                                           79,825   1,519,070       0.0%
#   Chaowei Power Holdings, Ltd.                                  4,529,000   2,529,089       0.0%
*   Cheetah Mobile, Inc. ADR                                        205,689   2,758,289       0.0%
*   Chigo Holding, Ltd.                                          20,666,000     253,906       0.0%
#*  Chiho Environmental Group, Ltd.                               2,108,000   1,032,236       0.0%
#   China Aerospace International Holdings, Ltd.                 17,454,500   1,861,301       0.0%
    China Agri-Industries Holdings, Ltd.                         14,885,800   6,247,841       0.1%
#   China Aircraft Leasing Group Holdings, Ltd.                   1,627,500   1,734,904       0.0%
    China All Access Holdings, Ltd.                               6,278,000   1,638,042       0.0%
    China Aluminum Cans Holdings, Ltd.                              432,000      55,858       0.0%
*   China Animal Healthcare, Ltd.                                 3,671,000     216,966       0.0%
#   China Animation Characters Co., Ltd.                          5,686,000   1,935,113       0.0%
    China Aoyuan Property Group, Ltd.                             8,910,000   7,157,837       0.1%
*   China Beidahuang Industry Group Holdings, Ltd.                4,032,000     174,309       0.0%
    China BlueChemical, Ltd. Class H                             12,878,000   3,384,669       0.1%
#*  China Chengtong Development Group, Ltd.                       2,628,000     125,299       0.0%
*   China City Infrastructure Group, Ltd.                         1,220,000      53,764       0.0%
    China Communications Services Corp., Ltd. Class H            15,302,000   9,606,895       0.1%
    China Conch Venture Holdings, Ltd.                            5,373,000  16,680,779       0.2%
    China Datang Corp. Renewable Power Co., Ltd. Class H         15,306,000   3,163,479       0.1%
*   China Daye Non-Ferrous Metals Mining, Ltd.                    7,434,000      77,699       0.0%
    China Distance Education Holdings, Ltd. ADR                      19,412     152,967       0.0%
    China Dongxiang Group Co., Ltd.                              24,303,985   4,448,633       0.1%
#*  China Dynamics Holdings, Ltd.                                10,040,000     196,597       0.0%
#   China Electronics Huada Technology Co., Ltd.                  5,858,000     928,340       0.0%
#   China Electronics Optics Valley Union Holding Co., Ltd.      14,592,000   1,201,152       0.0%
#*  China Energine International Holding, Ltd.                    6,166,000     254,305       0.0%
    China Everbright, Ltd.                                        6,106,000  13,436,651       0.2%
*   China Fiber Optic Network System Group, Ltd.                  9,639,999     161,267       0.0%
    China Financial Services Holdings, Ltd.                       7,270,000     646,473       0.0%
*   China Fire Safety Enterprise Group, Ltd.                      9,220,000     425,968       0.0%
#   China Foods, Ltd.                                             7,158,000   3,285,890       0.1%
#*  China Glass Holdings, Ltd.                                    4,632,000     421,917       0.0%
#*  China Grand Pharmaceutical and Healthcare Holdings, Ltd.
      Class A                                                     4,428,000   3,304,127       0.1%
    China Greenfresh Group Co., Ltd.                              2,904,000     436,661       0.0%
#   China Greenland Broad Greenstate Group Co., Ltd.              5,628,000     719,296       0.0%
    China Hanking Holdings, Ltd.                                  4,368,000     600,812       0.0%
#*  China Harmony New Energy Auto Holding, Ltd.                   6,001,000   3,375,116       0.1%
*   China High Precision Automation Group, Ltd.                   1,289,000      37,568       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.       2,578,000   3,754,999       0.1%
*   China Huiyuan Juice Group, Ltd.                               4,929,500   1,268,701       0.0%
*   China ITS Holdings Co., Ltd.                                  3,835,412     200,355       0.0%
    China Jinmao Holdings Group, Ltd.                            27,318,300  15,464,229       0.2%
    China Lesso Group Holdings, Ltd.                              7,387,000   5,693,355       0.1%
    China Lilang, Ltd.                                            3,849,000   4,827,109       0.1%
#*  China Logistics Property Holdings Co., Ltd.                     682,000     238,630       0.0%
#*  China Longevity Group Co., Ltd.                               1,076,350      35,245       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#*  China LotSynergy Holdings, Ltd.                              32,400,000 $   582,297       0.0%
    China Machinery Engineering Corp. Class H                     6,714,000   3,900,683       0.1%
    China Maple Leaf Educational Systems, Ltd.                    4,134,000   5,728,344       0.1%
    China Medical System Holdings, Ltd.                           5,765,500  14,118,415       0.2%
    China Meidong Auto Holdings, Ltd.                             2,292,000     999,503       0.0%
#   China Merchants Land, Ltd.                                   11,794,000   2,475,240       0.0%
#*  China Minsheng Financial Holding Corp., Ltd.                  3,040,000      91,610       0.0%
*   China Modern Dairy Holdings, Ltd.                             2,937,000     498,128       0.0%
#   China National Building Material Co., Ltd. Class H           29,402,450  34,350,703       0.5%
#*  China New Town Development Co., Ltd.                         11,720,648     416,058       0.0%
#   China NT Pharma Group Co., Ltd.                               5,642,000   1,388,308       0.0%
*   China Nuclear Energy Technology Corp., Ltd.                   3,192,000     546,802       0.0%
*   China Oceanwide Holdings, Ltd.                                4,994,000     272,303       0.0%
    China Oil & Gas Group, Ltd.                                  32,918,000   2,458,743       0.0%
#*  China Online Education Group ADR                                 11,484     128,161       0.0%
#   China Oriental Group Co., Ltd.                                3,590,000   2,572,573       0.0%
*   China Outfitters Holdings, Ltd.                                  24,000         827       0.0%
    China Overseas Grand Oceans Group, Ltd.                      13,020,749   5,652,233       0.1%
#   China Overseas Property Holdings, Ltd.                       10,065,000   3,008,233       0.1%
    China Pioneer Pharma Holdings, Ltd.                           3,489,000   1,121,791       0.0%
#   China Power Clean Energy Development Co., Ltd.                3,760,499   2,139,723       0.0%
#   China Power International Development, Ltd.                  31,014,333   8,313,781       0.1%
*   China Properties Group, Ltd.                                  2,751,000     528,475       0.0%
*   China Rare Earth Holdings, Ltd.                               7,810,799     466,176       0.0%
    China Resources Cement Holdings, Ltd.                        17,538,000  18,398,730       0.2%
#   China Resources Phoenix Healthcare Holdings Co., Ltd.         3,464,000   4,527,660       0.1%
#*  China Ruifeng Renewable Energy Holdings, Ltd.                 5,192,000     456,327       0.0%
*   China Rundong Auto Group, Ltd.                                  160,000      65,064       0.0%
*   China Saite Group Co., Ltd.                                   2,376,000     156,969       0.0%
*   China Sandi Holdings, Ltd.                                      132,000       7,034       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                       5,457,000   2,101,551       0.0%
    China SCE Property Holdings, Ltd.                            10,374,200   5,205,901       0.1%
#*  China Shengmu Organic Milk, Ltd.                              9,035,000   1,053,034       0.0%
    China Shineway Pharmaceutical Group, Ltd.                     2,902,200   5,951,442       0.1%
#   China Silver Group, Ltd.                                      7,396,000   1,360,055       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.               4,487,040   1,616,088       0.0%
#   China South City Holdings, Ltd.                              23,892,000   5,194,774       0.1%
    China Starch Holdings, Ltd.                                   7,990,000     303,583       0.0%
    China Sunshine Paper Holdings Co., Ltd.                       1,908,000     546,720       0.0%
    China Suntien Green Energy Corp., Ltd. Class H               11,172,000   3,735,411       0.1%
*   China Taifeng Beddings Holdings, Ltd.                         1,336,000      34,470       0.0%
    China Tian Lun Gas Holdings, Ltd.                             1,747,500   1,202,012       0.0%
#   China Traditional Chinese Medicine Holdings Co., Ltd.        12,676,000  10,899,864       0.2%
    China Travel International Investment Hong Kong, Ltd.        17,251,900   6,432,289       0.1%
#   China Vast Industrial Urban Development Co., Ltd.             1,537,000     789,906       0.0%
    China Water Affairs Group, Ltd.                               6,844,000   6,495,300       0.1%
#*  China Water Industry Group, Ltd.                              8,460,000   1,742,054       0.0%
    China Wood Optimization Holding, Ltd.                         2,376,000     635,501       0.0%
    China XLX Fertiliser, Ltd.                                    2,016,000     792,764       0.0%
#*  China Yurun Food Group, Ltd.                                 10,907,000   1,713,440       0.0%
#   China ZhengTong Auto Services Holdings, Ltd.                  6,456,000   5,220,557       0.1%
#   China Zhongwang Holdings, Ltd.                               11,651,600   6,528,267       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Chinasoft International, Ltd.                                15,102,000 $11,098,656       0.2%
    Chongqing Machinery & Electric Co., Ltd. Class H              8,914,000     859,027       0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    2,662,000     280,639       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                  1,366,000     350,346       0.0%
    CIFI Holdings Group Co., Ltd.                                19,426,000  15,296,956       0.2%
#*  CIMC Enric Holdings, Ltd.                                     5,278,000   5,459,444       0.1%
*   CITIC Dameng Holdings, Ltd.                                   6,291,000     314,025       0.0%
#   CITIC Resources Holdings, Ltd.                               18,826,600   2,120,427       0.0%
#   Citychamp Watch & Jewellery Group, Ltd.                      11,676,000   2,495,400       0.0%
    Clear Media, Ltd.                                               383,000     292,789       0.0%
*   Coastal Greenland, Ltd.                                       5,730,000     259,852       0.0%
*   COFCO Meat Holdings, Ltd.                                     1,651,000     255,785       0.0%
#   Cogobuy Group                                                 4,806,000   2,324,289       0.0%
#   Colour Life Services Group Co., Ltd.                          1,883,000   1,602,167       0.0%
    Comba Telecom Systems Holdings, Ltd.                         10,949,338   1,555,986       0.0%
*   Comtec Solar Systems Group, Ltd.                              4,958,000     114,250       0.0%
    Concord New Energy Group, Ltd.                               40,674,964   1,910,985       0.0%
    Consun Pharmaceutical Group, Ltd.                             3,182,000   3,428,891       0.1%
#*  Coolpad Group, Ltd.                                          20,467,606     200,583       0.0%
#*  COSCO SHIPPING Development Co., Ltd. Class H                  5,994,000   1,110,019       0.0%
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H        9,880,000   4,878,673       0.1%
#   COSCO SHIPPING International Hong Kong Co., Ltd.              3,777,000   1,501,388       0.0%
    COSCO SHIPPING Ports, Ltd.                                    9,730,469   8,557,700       0.1%
*   Coslight Technology International Group Co., Ltd.             1,168,000     461,575       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                           4,637,000   2,968,413       0.1%
    CP Pokphand Co., Ltd.                                        42,714,594   3,848,207       0.1%
#   CPMC Holdings, Ltd.                                           2,311,000   1,424,770       0.0%
#   CRCC High-Tech Equipment Corp., Ltd. Class H                  3,707,500     817,562       0.0%
*   CSMall Group, Ltd.                                              123,266      27,484       0.0%
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H  1,100,000   1,429,797       0.0%
#   CT Environmental Group, Ltd.                                 21,818,000   3,319,639       0.1%
#*  CWT International, Ltd.                                      24,080,000     916,823       0.0%
*   Cybernaut International Holdings Co., Ltd.                    3,148,000     107,594       0.0%
#   Da Ming International Holdings, Ltd.                            880,000     278,339       0.0%
*   DaChan Food Asia, Ltd.                                        1,523,955      96,707       0.0%
    Dah Chong Hong Holdings, Ltd.                                 6,350,000   3,372,870       0.1%
    Dalian Port PDA Co., Ltd. Class H                             4,738,400     769,785       0.0%
*   Daphne International Holdings, Ltd.                           7,022,000     360,244       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                        3,502,943   1,934,460       0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                       876,000       7,322       0.0%
#*  Differ Group Holding Co., Ltd.                               11,852,000     889,621       0.0%
#*  Digital China Holdings, Ltd.                                  7,334,500   4,179,886       0.1%
#*  Dongfang Electric Corp., Ltd. Class H                         2,218,000   1,730,357       0.0%
#   Dongjiang Environmental Co., Ltd. Class H                     1,269,775   1,792,058       0.0%
    Dongyue Group, Ltd.                                           6,260,000   5,211,786       0.1%
    Dragon Crown Group Holdings, Ltd.                                62,000       7,853       0.0%
#   Dynagreen Environmental Protection Group Co., Ltd. Class H    3,319,000   1,712,995       0.0%
#*  Dynasty Fine Wines Group, Ltd.                                1,614,000      55,523       0.0%
    E-Commodities Holdings, Ltd.                                  8,448,000     671,162       0.0%
#*  eHi Car Services, Ltd. Sponsored ADR                            149,080   1,948,476       0.0%
    Embry Holdings, Ltd.                                            473,000     183,307       0.0%
    Essex Bio-technology, Ltd.                                      575,000     507,479       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    EVA Precision Industrial Holdings, Ltd.                       5,156,435 $   803,513       0.0%
*   EverChina International Holdings Co., Ltd.                   13,120,000     294,726       0.0%
    Evergreen International Holdings, Ltd.                          860,000      66,457       0.0%
#*  Fang Holdings, Ltd. ADR                                         448,178   2,240,890       0.0%
#   Fantasia Holdings Group Co., Ltd.                            18,175,500   3,574,613       0.1%
    Far East Horizon, Ltd.                                       10,901,000  10,816,919       0.2%
*   Feiyu Technology International Co., Ltd.                      1,878,000     183,016       0.0%
#   First Tractor Co., Ltd. Class H                               2,633,176     918,904       0.0%
*   Forgame Holdings, Ltd.                                          282,300     358,828       0.0%
    Fu Shou Yuan International Group, Ltd.                        5,805,000   5,537,369       0.1%
    Fufeng Group, Ltd.                                            9,461,600   5,272,594       0.1%
#*  Fuguiniao Co., Ltd. Class H                                   2,430,200     225,258       0.0%
#   Future Land Development Holdings, Ltd.                       13,022,000  10,783,077       0.2%
*   GCL-Poly Energy Holdings, Ltd.                               85,046,000  10,519,746       0.1%
    Gemdale Properties & Investment Corp., Ltd.                  19,344,000   2,194,024       0.0%
#   Genscript Biotech Corp.                                       1,626,000   5,420,349       0.1%
*   Glorious Property Holdings, Ltd.                             21,264,501   1,722,789       0.0%
#   Golden Eagle Retail Group, Ltd.                               3,313,000   3,805,870       0.1%
    Golden Meditech Holdings, Ltd.                                  356,000      38,518       0.0%
    Golden Throat Holdings Group Co., Ltd.                        1,011,500     219,187       0.0%
    Golden Wheel Tiandi Holdings Co., Ltd.                          546,000      53,965       0.0%
    Goldlion Holdings, Ltd.                                       1,872,962     775,525       0.0%
    Goldpac Group, Ltd.                                           2,369,000     727,941       0.0%
#   GOME Retail Holdings, Ltd.                                   84,442,000   9,083,132       0.1%
    Good Friend International Holdings, Inc.                        398,667      88,853       0.0%
#*  Grand Baoxin Auto Group, Ltd.                                 3,403,492   1,420,586       0.0%
*   Greater China Financial Holdings, Ltd.                        1,780,000      48,801       0.0%
    Greatview Aseptic Packaging Co., Ltd.                         7,310,000   4,844,758       0.1%
    Greenland Hong Kong Holdings, Ltd.                            7,666,000   3,531,963       0.1%
#   Greentown China Holdings, Ltd.                                5,689,148   7,497,279       0.1%
#   Greentown Service Group Co., Ltd.                               964,000     801,685       0.0%
#*  Ground International Development, Ltd.                          355,000      75,938       0.0%
*   Guangdong Land Holdings, Ltd.                                 4,818,800   1,083,772       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H             1,380,000     794,483       0.0%
    Guangshen Railway Co., Ltd. Class H                           1,002,000     581,027       0.0%
*   Guodian Technology & Environment Group Corp., Ltd. Class H    4,485,000     267,753       0.0%
    Guolian Securities Co., Ltd. Class H                          1,700,500     594,578       0.0%
#   Guorui Properties, Ltd.                                       2,699,000     889,286       0.0%
*   Haichang Ocean Park Holdings, Ltd.                            5,792,000   1,411,490       0.0%
#*  Hailiang Education Group, Inc. ADR                               18,009   1,476,738       0.0%
    Haitian International Holdings, Ltd.                          4,300,000  11,443,598       0.2%
*   Hanergy Thin Film Power Group, Ltd.                          17,084,000      90,874       0.0%
#*  Harbin Bank Co., Ltd. Class H                                 1,594,000     432,428       0.0%
#   Harbin Electric Co., Ltd. Class H                             5,515,413   1,612,704       0.0%
#   Harmonicare Medical Holdings, Ltd.                            2,403,000     739,772       0.0%
#   HC International, Inc.                                        3,777,500   2,546,478       0.0%
*   Health and Happiness H&H International Holdings, Ltd.         1,486,500  10,676,626       0.2%
    Henderson Investment, Ltd.                                    1,863,000     158,837       0.0%
*   Heng Tai Consumables Group, Ltd.                              2,515,000     143,417       0.0%
    Hengdeli Holdings, Ltd.                                      15,133,399     688,935       0.0%
*   Hi Sun Technology China, Ltd.                                13,182,000   2,017,279       0.0%
    Hilong Holding, Ltd.                                          7,044,000   1,067,948       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Hisense Kelon Electrical Holdings Co., Ltd. Class H           2,764,000 $ 2,806,937       0.1%
    HKC Holdings, Ltd.                                            1,441,577   1,074,316       0.0%
    HNA Infrastructure Co., Ltd. Class H                            832,000   1,101,438       0.0%
*   Honghua Group, Ltd.                                          21,447,000   2,141,989       0.0%
    Honworld Group, Ltd.                                          1,187,500     535,841       0.0%
    Hopefluent Group Holdings, Ltd.                               1,725,670     788,817       0.0%
    Hopewell Highway Infrastructure, Ltd.                         3,432,000   2,088,704       0.0%
    Hopson Development Holdings, Ltd.                             4,514,000   4,802,131       0.1%
#   HOSA International, Ltd.                                      5,034,000   1,822,576       0.0%
#*  Hua Han Health Industry Holdings, Ltd.                       25,871,698     655,309       0.0%
    Hua Hong Semiconductor, Ltd.                                  2,146,000   4,842,511       0.1%
    Huadian Fuxin Energy Corp., Ltd. Class H                     18,354,000   5,208,613       0.1%
#   Huadian Power International Corp., Ltd. Class H               4,044,000   1,641,083       0.0%
    Huaneng Renewables Corp., Ltd. Class H                       29,660,000  13,172,080       0.2%
    Huaxi Holdings Co., Ltd.                                        444,000     128,581       0.0%
    Huazhang Technology Holding, Ltd.                               432,000     209,866       0.0%
    Huazhong In Vehicle Holdings Co.,ltd.                         1,052,000     198,690       0.0%
#*  Hydoo International Holding, Ltd.                             2,570,000     153,246       0.0%
*   IMAX China Holding, Inc.                                        893,900   2,966,560       0.1%
#   Inner Mongolia Yitai Coal Co., Ltd. Class H                     209,000     242,098       0.0%
    Inspur International, Ltd.                                      132,000      44,778       0.0%
#   Jiangnan Group, Ltd.                                         11,392,000     680,488       0.0%
#*  Jiayuan International Group, Ltd.                             1,920,000   3,562,568       0.1%
#*  Jinchuan Group International Resources Co., Ltd.              9,137,000   1,863,662       0.0%
*   Jingrui Holdings, Ltd.                                          728,000     433,082       0.0%
#*  JinkoSolar Holding Co., Ltd. ADR                                170,941   3,141,896       0.1%
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd.                                              356,000     217,815       0.0%
#   JNBY Design, Ltd.                                               864,500   1,753,714       0.0%
    Joy City Property, Ltd.                                      18,126,000   2,797,535       0.0%
    Ju Teng International Holdings, Ltd.                          6,058,000   1,179,188       0.0%
#*  Jutal Offshore Oil Services, Ltd.                             1,074,000     240,767       0.0%
    K Wah International Holdings, Ltd.                            6,490,952   3,984,254       0.1%
*   Kai Yuan Holdings, Ltd.                                      13,400,000      88,785       0.0%
*   Kaisa Group Holdings, Ltd.                                   17,438,000   9,315,098       0.1%
    Kangda International Environmental Co., Ltd.                  4,426,000     758,622       0.0%
*   Kasen International Holdings, Ltd.                            4,399,000   1,020,930       0.0%
    Kinetic Mines and Energy, Ltd.                                  312,000      20,804       0.0%
    Kingboard Chemical Holdings, Ltd.                             3,756,421  15,282,210       0.2%
    Kingboard Laminates Holdings, Ltd.                            5,858,500   7,808,749       0.1%
#*  Kingdee International Software Group Co., Ltd.               15,099,200  14,657,689       0.2%
#   Kingsoft Corp., Ltd.                                          3,885,000  11,536,012       0.2%
*   Kong Sun Holdings, Ltd.                                         825,000      23,170       0.0%
#*  Koradior Holdings, Ltd.                                       1,008,000   1,165,983       0.0%
#*  KuangChi Science, Ltd.                                        4,611,000   1,047,614       0.0%
    KWG Property Holding, Ltd.                                   10,848,950  14,613,994       0.2%
*   Labixiaoxin Snacks Group, Ltd.                                1,152,000      71,774       0.0%
    Lai Fung Holdings, Ltd.                                         614,467     913,980       0.0%
    Le Saunda Holdings, Ltd.                                      2,049,799     298,296       0.0%
    Lee & Man Chemical Co., Ltd.                                  1,070,785     813,033       0.0%
    Lee & Man Paper Manufacturing, Ltd.                           6,293,000   6,931,603       0.1%
#   Lee's Pharmaceutical Holdings, Ltd.                           1,866,000   2,412,597       0.0%
    Leoch International Technology, Ltd.                          2,764,000     416,868       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#*  Leyou Technologies Holdings, Ltd.                             9,420,000 $ 2,407,748       0.0%
*   Li Ning Co., Ltd.                                            10,086,000  11,356,407       0.2%
*   Lianhua Supermarket Holdings Co., Ltd. Class H                3,187,600     855,444       0.0%
#*  Lifestyle China Group, Ltd.                                   1,736,000     760,608       0.0%
#*  Lifetech Scientific Corp.                                    16,038,000   4,879,317       0.1%
#*  Link Motion, Inc. Sponsored ADR                                 690,534   1,346,541       0.0%
#*  Lisi Group Holdings, Ltd.                                     1,006,000     153,425       0.0%
    Livzon Pharmaceutical Group, Inc. Class H                       707,434   5,095,643       0.1%
    LK Technology Holdings, Ltd.                                    322,500      56,785       0.0%
    Logan Property Holdings Co., Ltd.                               676,000     991,132       0.0%
*   LongiTech Smart Energy Holding, Ltd.                            995,000     277,659       0.0%
    Lonking Holdings, Ltd.                                       15,779,000   7,170,310       0.1%
#   Luye Pharma Group, Ltd.                                       9,943,500  10,542,024       0.1%
*   Maanshan Iron & Steel Co., Ltd. Class H                      13,188,000   6,473,380       0.1%
    Maoye International Holdings, Ltd.                            8,664,000     919,709       0.0%
*   MIE Holdings Corp.                                            1,662,000      92,414       0.0%
#   MIN XIN Holdings, Ltd.                                          922,000     622,726       0.0%
*   Mingfa Group International Co., Ltd.                          7,108,000      50,987       0.0%
*   Mingyuan Medicare Development Co., Ltd.                       6,950,000      38,165       0.0%
    Minmetals Land, Ltd.                                         11,150,000   2,118,138       0.0%
    Minth Group, Ltd.                                             1,439,000   6,832,539       0.1%
*   MMG, Ltd.                                                    16,230,999  12,041,258       0.2%
    MOBI Development Co., Ltd.                                    1,014,000     104,771       0.0%
    Mobile Internet China Holding, Ltd.                           4,050,000   1,071,905       0.0%
    Modern Land China Co., Ltd.                                   5,786,800   1,081,322       0.0%
#*  Munsun Capital Group, Ltd.                                   48,214,318     122,135       0.0%
#   Nan Hai Corp., Ltd.                                          19,650,000     507,974       0.0%
    Nanjing Panda Electronics Co., Ltd. Class H                      38,000      18,976       0.0%
#*  National Agricultural Holdings, Ltd.                          3,114,000      88,516       0.0%
*   Nature Home Holding Co., Ltd.                                   520,000      88,249       0.0%
    NetDragon Websoft Holdings, Ltd.                                182,500     439,874       0.0%
*   New Century Healthcare Holding Co., Ltd.                         41,000      59,925       0.0%
#*  New Provenance Everlasting Holdings, Ltd.                    10,120,000     143,128       0.0%
    New Universe Environmental Group, Ltd.                          300,000      22,835       0.0%
*   New World Department Store China, Ltd.                        3,567,462     821,150       0.0%
    Nexteer Automotive Group, Ltd.                                4,627,000   7,118,962       0.1%
#*  Noah Holdings, Ltd. Sponsored ADR                               121,711   6,288,807       0.1%
#*  North Mining Shares Co., Ltd.                                87,980,000   1,625,152       0.0%
#   NVC Lighting Holdings, Ltd.                                   8,280,000     837,400       0.0%
#*  O-Net Technologies Group, Ltd.                                2,967,000   1,895,231       0.0%
#*  Ourgame International Holdings, Ltd.                          1,943,000     354,558       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                     1,392,183     853,692       0.0%
#*  Ozner Water International Holding, Ltd.                       2,638,000     719,163       0.0%
#   Pacific Online, Ltd.                                          3,033,365     477,921       0.0%
#*  Panda Green Energy Group, Ltd.                               15,188,000   1,619,391       0.0%
#*  Parkson Retail Group, Ltd.                                    8,563,500   1,050,396       0.0%
#   PAX Global Technology, Ltd.                                   6,305,000   2,852,028       0.1%
*   Peking University Resources Holdings Co., Ltd.                  176,000       8,366       0.0%
#   Phoenix Media Investment Holdings, Ltd.                       8,454,000     900,214       0.0%
*   Phoenix New Media, Ltd. ADR                                     146,073     594,517       0.0%
#   Poly Culture Group Corp., Ltd. Class H                          628,800   1,066,792       0.0%
*   Poly Property Group Co., Ltd.                                16,591,000   7,711,297       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
CHINA -- (Continued)
#   Pou Sheng International Holdings, Ltd.                        15,028,806 $ 2,505,907       0.0%
#   Powerlong Real Estate Holdings, Ltd.                           9,846,000   5,077,048       0.1%
*   Prosperity International Holdings HK, Ltd.                    11,620,000     103,588       0.0%
*   PW Medtech Group, Ltd.                                         5,084,000     952,653       0.0%
#   Q Technology Group Co., Ltd.                                   2,488,000   3,029,189       0.1%
    Qingdao Port International Co., Ltd. Class H                   3,365,000   2,756,040       0.0%
    Qingling Motors Co., Ltd. Class H                              4,372,000   1,397,587       0.0%
#   Qinhuangdao Port Co., Ltd. Class H                             3,805,500   1,007,593       0.0%
#*  Qinqin Foodstuffs Group Cayman Co., Ltd.                          65,000      19,214       0.0%
    Qunxing Paper Holdings Co., Ltd.                                 669,913      32,264       0.0%
*   Real Gold Mining, Ltd.                                           300,500      10,069       0.0%
#   Redco Group                                                    7,018,000   4,395,554       0.1%
#*  Renhe Commercial Holdings Co., Ltd.                          127,643,000   2,573,953       0.0%
#*  Renren, Inc. ADR                                                  43,630     391,361       0.0%
#*  Rentian Technology Holdings, Ltd.                              2,730,000     128,236       0.0%
#*  REXLot Holdings, Ltd.                                        109,802,252     569,783       0.0%
*   Rici Healthcare Holdings, Ltd.                                    58,000      14,699       0.0%
#   Rivera Holdings, Ltd.                                          1,382,000     106,658       0.0%
    Road King Infrastructure, Ltd.                                 1,979,000   3,752,016       0.1%
#*  Ronshine China Holdings, Ltd.                                  1,747,000   2,591,407       0.0%
*   Royale Furniture Holdings, Ltd.                                  130,000      11,887       0.0%
#   Sany Heavy Equipment International Holdings Co., Ltd.          7,377,000   2,286,991       0.0%
*   Scud Group, Ltd.                                               1,876,000      46,609       0.0%
#   Seaspan Corp.                                                    430,472   3,310,330       0.1%
#   Shandong Chenming Paper Holdings, Ltd. Class H                 2,152,000   3,267,647       0.1%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H       11,976,000   7,359,712       0.1%
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H               1,168,000   1,189,342       0.0%
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                     23,272,000     397,323       0.0%
    Shanghai Dazhong Public Utilities Group Co., Ltd. Class H         87,000      34,283       0.0%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H        1,060,000     974,024       0.0%
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                      1,723,000     810,164       0.0%
    Shanghai Haohai Biological Technology Co., Ltd. Class H          174,400   1,140,334       0.0%
    Shanghai Industrial Holdings, Ltd.                             3,724,000   9,765,405       0.1%
    Shanghai Industrial Urban Development Group, Ltd.             14,974,000   3,220,443       0.1%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      8,524,000   3,525,316       0.1%
    Shanghai La Chapelle Fashion Co., Ltd. Class H                   139,800     145,681       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     5,358,000     885,320       0.0%
*   Shanghai Zendai Property, Ltd.                                21,220,000     511,084       0.0%
    Sheen Tai Holdings Grp Co., Ltd.                               2,482,000      99,107       0.0%
    Shengjing Bank Co., Ltd. Class H                                  62,500      41,754       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                          2,272,500      88,221       0.0%
    Shenguan Holdings Group, Ltd.                                  7,454,000     370,724       0.0%
    Shenzhen Expressway Co., Ltd. Class H                          4,714,400   4,784,013       0.1%
    Shenzhen International Holdings, Ltd.                          7,775,367  16,988,384       0.2%
    Shenzhen Investment, Ltd.                                     23,568,643   9,525,607       0.1%
*   Shougang Concord International Enterprises Co., Ltd.          51,776,000   1,420,852       0.0%
    Shougang Fushan Resources Group, Ltd.                         18,764,000   4,599,778       0.1%
    Shui On Land, Ltd.                                            28,643,643   7,712,582       0.1%
#*  Shunfeng International Clean Energy, Ltd.                     10,264,000     395,682       0.0%
    Sichuan Expressway Co., Ltd. Class H                           5,366,000   1,852,951       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                    28,512,000   6,891,006       0.1%
*   Silver Grant International Industries, Ltd.                    6,502,000   1,397,455       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    SIM Technology Group, Ltd.                                    1,050,000 $    47,852       0.0%
#   Sino Harbour Holdings Group, Ltd.                             1,360,000      59,505       0.0%
#*  Sino Oil And Gas Holdings, Ltd.                              79,417,766     524,834       0.0%
*   Sino-I Technology, Ltd.                                       3,950,000      40,121       0.0%
    Sino-Ocean Group Holding, Ltd.                                9,280,500   6,444,023       0.1%
#*  Sinofert Holdings, Ltd.                                      17,731,327   2,110,260       0.0%
#*  Sinolink Worldwide Holdings, Ltd.                            17,834,800   2,116,357       0.0%
#*  SinoMedia Holding, Ltd.                                       1,126,000     300,819       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                   7,546,000   7,779,939       0.1%
    Sinopec Kantons Holdings, Ltd.                                7,250,000   3,429,483       0.1%
#   Sinosoft Technology Group, Ltd.                               5,758,599   2,411,578       0.0%
#   Sinotrans Shipping, Ltd.                                      9,567,086   2,477,318       0.0%
    Sinotrans, Ltd. Class H                                      14,820,000   8,491,266       0.1%
#   Sinotruk Hong Kong, Ltd.                                      6,298,000   7,378,891       0.1%
*   Skyfame Realty Holdings, Ltd.                                 6,268,000   4,405,550       0.1%
    Skyworth Digital Holdings, Ltd.                              15,097,628   6,860,371       0.1%
#   SMI Holdings Group, Ltd.                                      6,450,413   2,785,303       0.0%
    SOHO China, Ltd.                                             15,316,500   7,864,807       0.1%
#*  Sohu.com, Inc.                                                  194,172   6,015,449       0.1%
#*  Sparkle Roll Group, Ltd.                                      6,296,000     391,344       0.0%
    Springland International Holdings, Ltd.                       5,403,000   1,521,436       0.0%
*   SPT Energy Group, Inc.                                        5,064,000     544,576       0.0%
*   SRE Group, Ltd.                                              34,584,346     802,336       0.0%
#   SSY Group, Ltd.                                              13,919,152  14,064,422       0.2%
#*  Starrise Media Holdings, Ltd.                                 2,410,000     220,259       0.0%
    Suchuang Gas Corp., Ltd.                                        528,000     162,232       0.0%
#   Sun King Power Electronics Group                              3,610,000     716,755       0.0%
*   Sunshine 100 China Holdings, Ltd.                               426,000     158,490       0.0%
    Symphony Holdings, Ltd.                                       8,260,000   1,100,942       0.0%
    Tang Palace China Holdings, Ltd.                                220,000     100,469       0.0%
#   Tarena International, Inc. ADR                                  256,026   2,588,423       0.0%
*   Taung Gold International, Ltd.                               37,090,000     179,093       0.0%
#   TCL Multimedia Technology Holdings, Ltd.                      5,011,347   2,282,472       0.0%
*   Tech Pro Technology Development, Ltd.                        43,862,000     285,012       0.0%
#*  Technovator International, Ltd.                               3,506,000     864,204       0.0%
    Ten Pao Group Holdings, Ltd.                                  1,296,000     172,644       0.0%
    Tenfu Cayman Holdings Co Ltd                                    244,000     120,105       0.0%
#   Tenwow International Holdings, Ltd.                           4,336,000     634,324       0.0%
*   Tesson Holdings, Ltd.                                           162,000      23,610       0.0%
    Texhong Textile Group, Ltd.                                   2,011,500   2,802,399       0.1%
#   Tian An China Investment Co., Ltd.                            1,718,000   1,042,787       0.0%
    Tian Ge Interactive Holdings, Ltd.                            2,718,000   2,317,196       0.0%
#   Tian Shan Development Holdings, Ltd.                          1,742,000     502,903       0.0%
    Tiande Chemical Holdings, Ltd.                                  744,000     100,779       0.0%
    Tiangong International Co., Ltd.                                896,000     198,972       0.0%
#   Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                     2,876,000   1,562,087       0.0%
#   Tianjin Development Holdings, Ltd.                            3,908,000   1,749,254       0.0%
    Tianjin Port Development Holdings, Ltd.                      14,638,800   2,024,725       0.0%
    Tianneng Power International, Ltd.                            6,014,048   8,677,643       0.1%
    Tianyi Summi Holdings, Ltd.                                   3,872,000     414,400       0.0%
    Tianyun International Holdings, Ltd.                          1,978,000     349,533       0.0%
*   Tibet Water Resources, Ltd.                                  12,578,000   5,417,246       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
    Time Watch Investments, Ltd.                                  1,562,000 $  207,173       0.0%
    Tomson Group, Ltd.                                            2,624,641  1,311,317       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                  4,173,000  6,708,237       0.1%
#   Tongda Group Holdings, Ltd.                                  23,530,000  5,211,418       0.1%
    Tonly Electronics Holdings, Ltd.                                626,176    635,055       0.0%
    Top Spring International Holdings, Ltd.                       1,349,000    559,580       0.0%
*   Tou Rong Chang Fu Group, Ltd.                                15,604,000    265,874       0.0%
    Towngas China Co., Ltd.                                       7,254,657  6,465,056       0.1%
    TPV Technology, Ltd.                                          5,419,964    667,649       0.0%
    Trigiant Group, Ltd.                                          3,878,000    575,003       0.0%
*   Trony Solar Holdings Co., Ltd.                                1,757,000     26,415       0.0%
#   Truly International Holdings, Ltd.                            8,919,573  2,026,774       0.0%
    Tsaker Chemical Group, Ltd.                                     721,000    379,045       0.0%
#*  Tuniu Corp. Sponsored ADR                                        95,458    591,840       0.0%
    Uni-President China Holdings, Ltd.                            8,237,000  7,786,701       0.1%
#   United Energy Group, Ltd.                                    39,712,900  3,323,626       0.1%
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                   5,613,500  5,177,857       0.1%
#*  V1 Group, Ltd.                                               11,809,600    659,908       0.0%
#   Vinda International Holdings, Ltd.                              841,000  1,453,852       0.0%
    Wanguo International Mining Group, Ltd.                         492,000    113,378       0.0%
    Wasion Group Holdings, Ltd.                                   4,144,000  2,320,840       0.0%
    Weiqiao Textile Co. Class H                                   2,152,000  1,042,620       0.0%
    Wenzhou Kangning Hospital Co., Ltd. Class H                       2,700     13,645       0.0%
*   West China Cement, Ltd.                                      17,834,000  3,617,194       0.1%
    Wisdom Education International Holdings Co., Ltd.               510,000    363,698       0.0%
#   Wisdom Sports Group                                           3,653,000    364,664       0.0%
*   Wuzhou International Holdings, Ltd.                           1,686,000    130,491       0.0%
#   Xiabuxiabu Catering Management China Holdings Co., Ltd.       1,182,500  2,030,210       0.0%
    Xiamen International Port Co., Ltd. Class H                   7,366,000  1,290,381       0.0%
*   Xinchen China Power Holdings, Ltd.                            3,568,000    393,161       0.0%
    Xingda International Holdings, Ltd.                           6,496,235  2,320,309       0.0%
*   Xingfa Aluminium Holdings, Ltd.                                 503,000    407,887       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H        2,708,103  2,113,363       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             5,127,598    707,349       0.0%
*   Xinming China Holdings, Ltd.                                    224,000     32,299       0.0%
    Xinyi Solar Holdings, Ltd.                                   16,712,000  7,614,873       0.1%
#   Xinyuan Real Estate Co., Ltd. ADR                                96,039    483,076       0.0%
    XTEP International Holdings, Ltd.                             6,006,500  3,489,610       0.1%
*   Xunlei, Ltd. ADR                                                 32,839    426,579       0.0%
#   Yadea Group Holdings, Ltd.                                    6,110,000  2,098,312       0.0%
*   Yanchang Petroleum International, Ltd.                       30,720,000    414,674       0.0%
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
      Class H                                                     1,018,000  4,309,767       0.1%
#*  Yashili International Holdings, Ltd.                          5,308,000  1,207,039       0.0%
#   YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H         557,200  2,645,954       0.0%
    Yida China Holdings, Ltd.                                     1,148,000    372,957       0.0%
#   Yihai International Holding, Ltd.                               457,000    624,279       0.0%
    Yip's Chemical Holdings, Ltd.                                 1,954,000    687,331       0.0%
#   Yirendai, Ltd. ADR                                              103,132  3,637,466       0.1%
    Yorkey Optical International Cayman, Ltd.                       396,000     70,320       0.0%
#*  Youyuan International Holdings, Ltd.                          3,539,070  2,020,239       0.0%
*   Yuanda China Holdings, Ltd.                                  12,884,000    174,758       0.0%
#*  YuanShengTai Dairy Farm, Ltd.                                 6,459,000    246,350       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
CHINA -- (Continued)
    Yuexiu Property Co., Ltd.                                    54,806,284 $   12,330,407       0.2%
#   Yuexiu Transport Infrastructure, Ltd.                         4,586,018      3,458,029       0.1%
#   Yunnan Water Investment Co., Ltd. Class H                     1,871,000        734,618       0.0%
    Yusin Holding Corp.                                               6,000         14,645       0.0%
    Yuzhou Properties Co., Ltd.                                  11,092,120      8,068,744       0.1%
#   Zhaojin Mining Industry Co., Ltd. Class H                     9,157,000      7,168,089       0.1%
    Zhejiang Expressway Co., Ltd. Class H                         1,646,000      1,690,309       0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H       1,861,200      1,098,686       0.0%
#*  Zhong An Real Estate, Ltd.                                   23,399,800      1,536,313       0.0%
    Zhongsheng Group Holdings, Ltd.                               4,248,000     12,177,631       0.2%
#*  Zhongyu Gas Holdings, Ltd.                                    1,788,000      1,667,043       0.0%
#   Zhou Hei Ya International Holdings Co., Ltd.                  1,045,500        918,187       0.0%
*   Zhuguang Holdings Group Co., Ltd.                             5,110,000        979,795       0.0%
    Zhuhai Holdings Investment Group, Ltd.                        1,800,000        230,888       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     6,587,400      2,829,501  0.1%
                                                                            --------------      ----
TOTAL CHINA                                                                  1,339,562,086      17.1%
                                                                            --------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                            1,552,050      9,371,018       0.1%
    Bolsa de Valores de Colombia                                 29,054,344        232,728       0.0%
    Celsia SA ESP                                                 1,653,284      2,725,108       0.0%
*   Cemex Latam Holdings SA                                       1,118,385      3,447,978       0.1%
    Constructora Conconcreto SA                                     323,906        110,699       0.0%
    Corp. Financiera Colombiana SA                                  130,432      1,121,857       0.0%
*   Empresa de Telecomunicaciones de Bogota                       3,376,051        496,380       0.0%
    Grupo Nutresa SA                                                 74,673        723,082       0.0%
    Interconexion Electrica SA ESP                                  152,354        785,376       0.0%
    Mineros SA                                                      115,553         97,290       0.0%
    Promigas SA ESP                                                  10,240         26,977       0.0%
                                                                            --------------      ----
TOTAL COLOMBIA                                                                  19,138,493       0.2%
                                                                            --------------      ----
GREECE -- (0.3%)
    Aegean Airlines SA                                              207,860      2,341,235       0.0%
    Athens Water Supply & Sewage Co. SA (The)                       125,722        899,995       0.0%
    Bank of Greece                                                  142,242      2,592,495       0.1%
*   Ellaktor SA                                                     801,522      1,592,566       0.0%
    Fourlis Holdings SA                                             278,982      1,987,384       0.0%
*   GEK Terna Holding Real Estate Construction SA                   475,188      2,890,353       0.1%
    Hellenic Exchanges - Athens Stock Exchange SA                   437,421      2,752,297       0.1%
*   Iaso SA                                                         528,264        609,821       0.0%
*   Intracom Holdings SA                                            664,642        686,729       0.0%
*   Intralot SA-Integrated Lottery Systems & Services               848,730      1,210,209       0.0%
*   Lamda Development SA                                             92,510        744,600       0.0%
*   Marfin Investment Group Holdings SA                           5,032,612        994,940       0.0%
*   Mytilineos Holdings SA                                          522,191      6,296,745       0.1%
    Piraeus Port Authority SA                                        42,172        834,412       0.0%
    Sarantis SA                                                      93,848      1,607,287       0.0%
    Terna Energy SA                                                 257,713      1,589,072       0.0%
                                                                            --------------      ----
TOTAL GREECE                                                                    29,630,140       0.4%
                                                                            --------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
HONG KONG -- (0.0%)
*   AAG Energy Holdings, Ltd.                                      219,000 $   41,802       0.0%
*   Beijing Gas Blue Sky Holdings, Ltd.                          4,728,000    306,378       0.0%
*   China Minsheng Drawin Technology Group, Ltd.                   500,000     12,002       0.0%
#*  GCL New Energy Holdings, Ltd.                                3,230,000    179,156       0.0%
*   Huajun Holdings, Ltd.                                           13,720     56,255       0.0%
*   Sino Haijing Holdings, Ltd.                                  2,640,000     52,519       0.0%
*   Tongda Hong Tai Holdings, Ltd.                                  11,750      2,081       0.0%
*   Tongfang Kontafarma Holdings, Ltd.                             186,000     10,419       0.0%
                                                                           ----------       ---
TOTAL HONG KONG                                                               660,612       0.0%
                                                                           ----------       ---
HUNGARY -- (0.1%)
#*  CIG Pannonia Life Insurance P.L.C. Class A                     147,938    265,595       0.0%
    Magyar Telekom Telecommunications P.L.C.                     1,601,424  2,769,918       0.0%
    Richter Gedeon Nyrt                                            221,459  4,471,823       0.1%
                                                                           ----------       ---
TOTAL HUNGARY                                                               7,507,336       0.1%
                                                                           ----------       ---
INDIA -- (13.4%)
*   3i Infotech, Ltd.                                              918,152     67,808       0.0%
*   3M India, Ltd.                                                   6,639  2,030,712       0.0%
*   5Paisa Capital, Ltd.                                            38,558    233,495       0.0%
    8K Miles Software Services, Ltd.                                83,617    977,763       0.0%
    Aarti Drugs, Ltd.                                               17,045    146,193       0.0%
    Aarti Industries                                               195,320  3,901,206       0.1%
*   Aban Offshore, Ltd.                                            137,519    357,379       0.0%
    Abbott India, Ltd.                                              12,853  1,194,641       0.0%
    Accelya Kale Solutions, Ltd.                                     3,300     65,489       0.0%
*   Adani Power, Ltd.                                            6,769,452  2,572,911       0.0%
*   Adani Transmissions, Ltd.                                      522,126  1,308,011       0.0%
*   Aditya Birla Capital, Ltd.                                     515,058  1,228,038       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                          566,712  1,241,129       0.0%
    Advanced Enzyme Technologies, Ltd.                              56,924    222,008       0.0%
    Aegis Logistics, Ltd.                                          844,356  3,636,830       0.1%
    Agro Tech Foods, Ltd.                                           65,329    678,714       0.0%
*   Ahluwalia Contracts India Ltd.                                  19,575    122,998       0.0%
    AIA Engineering, Ltd.                                          240,532  5,194,644       0.1%
    Ajanta Pharma, Ltd.                                            217,451  4,405,408       0.1%
    Akzo Nobel India, Ltd.                                          78,036  2,249,649       0.0%
    Alembic Pharmaceuticals, Ltd.                                  456,557  3,657,968       0.1%
    Alembic, Ltd.                                                  649,379    554,420       0.0%
    Alkyl Amines Chemicals                                          21,001    224,566       0.0%
*   Allahabad Bank                                               1,230,427    901,314       0.0%
    Allcargo Logistics, Ltd.                                       442,806    923,954       0.0%
    Amara Raja Batteries, Ltd.                                     210,677  2,708,301       0.0%
*   Amtek Auto, Ltd.                                               217,501     47,180       0.0%
    Anant Raj, Ltd.                                                823,171    576,890       0.0%
*   Andhra Bank                                                  1,351,886    801,247       0.0%
    Andhra Sugars, Ltd. (The)                                       28,418    168,068       0.0%
    Apar Industries, Ltd.                                           98,495  1,189,233       0.0%
    APL Apollo Tubes, Ltd.                                          36,582  1,199,129       0.0%
    Apollo Hospitals Enterprise, Ltd.                              295,332  4,814,145       0.1%
    Apollo Tyres, Ltd.                                           2,135,080  9,376,843       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Aptech, Ltd.                                                   111,411 $   483,811       0.0%
    Arvind, Ltd.                                                 1,218,343   7,697,884       0.1%
    Asahi India Glass, Ltd.                                        459,536   2,504,678       0.0%
    Ashiana Housing, Ltd.                                          235,767     562,234       0.0%
    Ashok Leyland, Ltd.                                            987,355   2,420,274       0.0%
    Ashoka Buildcon, Ltd.                                          351,062   1,484,393       0.0%
    Asian Granito India, Ltd.                                       36,562     262,356       0.0%
    Astra Microwave Products, Ltd.                                  63,332     101,360       0.0%
    Astral Polytechnik, Ltd.                                       102,411   1,447,262       0.0%
*   AstraZeneca Pharma India, Ltd.                                  18,120     287,031       0.0%
    Atul, Ltd.                                                      66,521   2,946,982       0.1%
    Automotive Axles, Ltd.                                          31,492     717,794       0.0%
    Avanti Feeds, Ltd.                                              57,146   2,127,054       0.0%
    Bajaj Corp., Ltd.                                              460,255   3,301,529       0.1%
    Bajaj Electricals, Ltd.                                        255,255   2,486,235       0.0%
*   Bajaj Hindusthan Sugar, Ltd.                                 2,965,216     385,464       0.0%
    Bajaj Holdings & Investment, Ltd.                              124,491   5,026,953       0.1%
    Balaji Amines, Ltd.                                             58,328     618,952       0.0%
    Balaji Telefilms, Ltd.                                         222,789     435,329       0.0%
    Balkrishna Industries, Ltd.                                    564,402  10,765,782       0.2%
*   Ballarpur Industries, Ltd.                                   1,316,382     259,744       0.0%
    Balmer Lawrie & Co., Ltd.                                      354,007   1,165,011       0.0%
    Balrampur Chini Mills, Ltd.                                  1,210,655   1,272,920       0.0%
    Banco Products India, Ltd.                                     143,745     497,573       0.0%
*   Bank of India                                                  557,528     861,907       0.0%
*   Bank Of Maharashtra                                            654,671     136,142       0.0%
    Bannari Amman Sugars, Ltd.                                      14,297     357,860       0.0%
    BASF India, Ltd.                                                87,802   2,796,081       0.1%
    Bata India, Ltd.                                               261,464   3,123,930       0.1%
    Bayer CropScience, Ltd.                                          4,160     294,727       0.0%
    BEML, Ltd.                                                     110,323   1,750,581       0.0%
    Berger Paints India, Ltd.                                    1,408,035   6,036,700       0.1%
*   BF Utilities, Ltd.                                              80,023     516,905       0.0%
    Bhansali Engineering Polymers, Ltd.                            528,977   1,501,577       0.0%
*   Bharat Financial Inclusion, Ltd.                               367,223   6,359,148       0.1%
    Bharat Forge, Ltd.                                             103,384   1,196,489       0.0%
    Bharat Rasayan, Ltd.                                             1,660     147,325       0.0%
    Biocon, Ltd.                                                 1,280,367  12,727,828       0.2%
    Birla Corp., Ltd.                                              167,366   1,913,653       0.0%
*   BL Kashyap & Sons, Ltd.                                         99,300      74,183       0.0%
    Bliss Gvs Pharma, Ltd.                                         327,325     971,960       0.0%
    Blue Dart Express, Ltd.                                         33,643   1,834,432       0.0%
    Blue Star, Ltd.                                                225,630   2,704,538       0.0%
    Bodal Chemicals, Ltd.                                          317,320     560,039       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                        737,242   3,396,201       0.1%
*   Bombay Rayon Fashions, Ltd.                                    112,907      38,931       0.0%
    Brigade Enterprises, Ltd.                                      299,780   1,249,896       0.0%
    Can Fin Homes, Ltd.                                            252,875   1,592,907       0.0%
    Canara Bank                                                    488,422   1,932,526       0.0%
    Capital First, Ltd.                                            216,844   2,078,648       0.0%
    Caplin Point Laboratories, Ltd.                                120,778   1,077,582       0.0%
    Carborundum Universal, Ltd.                                    396,390   2,265,869       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Care Ratings, Ltd.                                             131,965 $ 2,509,859       0.0%
    Castrol India, Ltd.                                            310,832     904,976       0.0%
    CCL Products India, Ltd.                                       448,823   2,102,103       0.0%
    Ceat, Ltd.                                                     189,680   4,496,962       0.1%
    Century Plyboards India, Ltd.                                  571,338   2,777,146       0.1%
    Cera Sanitaryware, Ltd.                                         28,409   1,341,524       0.0%
    CESC, Ltd.                                                     632,178  10,040,400       0.1%
*   CG Power and Industrial Solutions, Ltd.                      3,403,119   4,254,103       0.1%
    Chambal Fertilizers & Chemicals, Ltd.                        1,130,592   3,284,399       0.1%
    Chennai Petroleum Corp., Ltd.                                  356,359   1,700,561       0.0%
    Chennai Super Kings Cricket, Ltd.                            1,658,632      10,485       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                  66,818   1,731,240       0.0%
    City Union Bank, Ltd.                                        1,191,749   3,278,233       0.1%
    Clariant Chemicals India, Ltd.                                  47,951     386,895       0.0%
*   Coffee Day Enterprises, Ltd.                                   188,360     973,418       0.0%
    Coromandel International, Ltd.                                 571,426   4,011,366       0.1%
*   Corp. Bank                                                   1,304,019     584,987       0.0%
    Cox & Kings, Ltd.                                              791,270   2,585,231       0.0%
    CRISIL, Ltd.                                                   111,039   3,134,145       0.1%
    Crompton Greaves Consumer Electricals, Ltd.                  3,469,530  12,156,273       0.2%
    Cyient, Ltd.                                                   403,145   4,573,652       0.1%
    Dalmia Bharat Sugar & Industries, Ltd.                           7,896       7,663       0.0%
    Dalmia Bharat, Ltd.                                            147,822   6,748,603       0.1%
*   DB Corp., Ltd.                                                 161,644     726,488       0.0%
*   DB Realty, Ltd.                                                612,648     584,969       0.0%
    DCB Bank, Ltd.                                               1,562,826   4,544,531       0.1%
    DCM Shriram, Ltd.                                              305,718   1,513,407       0.0%
*   DCW, Ltd.                                                      118,398      60,175       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                233,813   1,233,904       0.0%
    Deepak Nitrite, Ltd.                                           243,074     977,781       0.0%
    Delta Corp., Ltd.                                              606,111   2,429,015       0.0%
*   DEN Networks, Ltd.                                             202,357     311,409       0.0%
*   Dena Bank                                                    1,251,365     364,346       0.0%
    Dewan Housing Finance Corp., Ltd.                            1,161,690  11,080,636       0.2%
    DFM Foods, Ltd.                                                  7,092     154,594       0.0%
    Dhampur Sugar Mills, Ltd.                                      159,357     227,498       0.0%
    Dhanuka Agritech, Ltd.                                          45,282     399,586       0.0%
*   Diligent Media Corp., Ltd.                                      11,051       1,450       0.0%
    Dilip Buildcon, Ltd.                                           130,609   2,258,585       0.0%
*   Dish TV India, Ltd.                                          3,118,653   3,506,748       0.1%
*   Dishman Carbogen Amcis, Ltd.                                   699,600   3,946,083       0.1%
    Dr Lal PathLabs, Ltd.                                          100,460   1,272,909       0.0%
*   Dredging Corp. Of India, Ltd.                                   22,728     211,004       0.0%
    Dwarikesh Sugar Industries, Ltd.                                66,104      25,252       0.0%
*   Dynamatic Technologies, Ltd.                                     8,983     248,827       0.0%
    eClerx Services, Ltd.                                          145,483   2,887,299       0.1%
    Edelweiss Financial Services, Ltd.                           1,727,487   7,365,880       0.1%
    EID Parry India, Ltd.                                          533,750   2,191,303       0.0%
    EIH, Ltd.                                                    1,012,839   2,642,119       0.0%
    Electrosteel Castings, Ltd.                                    761,096     333,890       0.0%
    Elgi Equipments, Ltd.                                          339,966   1,440,529       0.0%
    Emami, Ltd.                                                     12,892     214,975       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Endurance Technologies, Ltd.                                      7,454 $   141,565       0.0%
    Engineers India, Ltd.                                         1,496,253   3,538,847       0.1%
    Entertainment Network India, Ltd.                                68,042     701,328       0.0%
*   Eros International Media, Ltd.                                  280,262     730,887       0.0%
    Escorts, Ltd.                                                   580,021   8,681,952       0.1%
    Essel Propack, Ltd.                                             425,690   1,703,590       0.0%
*   Eveready Industries India, Ltd.                                 338,702   1,589,939       0.0%
*   Excel Crop Care, Ltd.                                             4,184     220,904       0.0%
    Exide Industries, Ltd.                                        1,512,540   5,589,828       0.1%
    FDC, Ltd.                                                       442,091   1,657,899       0.0%
    Federal Bank, Ltd.                                            8,667,989  12,719,189       0.2%
*   Federal-Mogul Goetze India, Ltd.                                 82,059     585,789       0.0%
    FIEM Industries, Ltd.                                            22,301     308,827       0.0%
    Finolex Cables, Ltd.                                            764,245   7,952,665       0.1%
    Finolex Industries, Ltd.                                        307,630   3,012,091       0.1%
*   Firstsource Solutions, Ltd.                                   1,861,967   1,765,201       0.0%
*   Fortis Healthcare, Ltd.                                       2,321,065   5,237,670       0.1%
*   Future Consumer, Ltd.                                         1,849,467   1,635,573       0.0%
    Future Enterprises, Ltd.                                        718,215     409,906       0.0%
    Future Lifestyle Fashions, Ltd.                                  92,764     601,949       0.0%
*   Future Retail, Ltd.                                             377,129   3,401,318       0.1%
    Gabriel India, Ltd.                                             453,192   1,038,642       0.0%
    Garware Wall Ropes, Ltd.                                         52,974     776,094       0.0%
    Gateway Distriparks, Ltd.                                       681,275   1,716,492       0.0%
    Gati, Ltd.                                                      273,618     495,147       0.0%
*   Gayatri Highways, Ltd.                                          297,572      32,548       0.0%
*   Gayatri Projects, Ltd.                                          297,572     910,952       0.0%
    GE Power India, Ltd.                                            122,291   1,554,005       0.0%
    GE T&D India, Ltd.                                              187,875   1,061,550       0.0%
    Genus Power Infrastructures, Ltd.                                55,804      43,087       0.0%
    Geojit Financial Services, Ltd.                                 271,451     416,505       0.0%
    GHCL, Ltd.                                                      201,230     828,371       0.0%
    GIC Housing Finance, Ltd.                                       103,084     669,796       0.0%
    Gillette India, Ltd.                                             19,465   1,903,074       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                           746      68,391       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                             7,932     277,763       0.0%
    Glenmark Pharmaceuticals, Ltd.                                  529,253   4,519,806       0.1%
    GM Breweries, Ltd.                                               22,849     375,082       0.0%
*   GMR Infrastructure, Ltd.                                     15,924,296   4,859,865       0.1%
    GOCL Corp., Ltd.                                                 46,790     352,900       0.0%
*   Godawari Power and Ispat, Ltd.                                   48,400     407,596       0.0%
    Godfrey Phillips India, Ltd.                                     76,979   1,013,186       0.0%
    Godrej Industries, Ltd.                                         422,968   3,797,500       0.1%
*   Godrej Properties, Ltd.                                         388,265   4,666,623       0.1%
    Granules India, Ltd.                                            456,902     741,082       0.0%
    Graphite India, Ltd.                                            397,865   4,108,304       0.1%
    Grasim Industries, Ltd.                                         367,899   5,972,596       0.1%
    Great Eastern Shipping Co., Ltd. (The)                          522,487   2,862,274       0.1%
    Greaves Cotton, Ltd.                                            568,315   1,056,210       0.0%
    Greenply Industries, Ltd.                                       173,476     799,884       0.0%
    Grindwell Norton, Ltd.                                           97,139     755,366       0.0%
    Gruh Finance, Ltd.                                              630,894   6,368,282       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
*   GTL Infrastructure, Ltd.                                       938,311 $    28,129       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                             188,929   2,121,385       0.0%
    Gujarat Ambuja Exports, Ltd.                                   210,002     909,755       0.0%
    Gujarat Fluorochemicals, Ltd.                                  224,424   2,858,549       0.1%
    Gujarat Gas, Ltd.                                              319,983   4,229,822       0.1%
    Gujarat Industries Power Co., Ltd.                             320,510     498,504       0.0%
    Gujarat Mineral Development Corp., Ltd.                        803,287   1,623,458       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.           325,771   2,322,673       0.0%
    Gujarat Pipavav Port, Ltd.                                   1,215,321   2,666,308       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                    969,096   1,943,503       0.0%
    Gujarat State Petronet, Ltd.                                 1,250,382   3,320,848       0.1%
    Gulf Oil Lubricants India, Ltd.                                 98,950   1,391,103       0.0%
*   GVK Power & Infrastructure, Ltd.                             5,289,365   1,178,833       0.0%
*   Hathway Cable & Datacom, Ltd.                                2,304,459   1,203,902       0.0%
    Hatsun Agro Products, Ltd.                                      49,532     579,693       0.0%
    HBL Power Systems, Ltd.                                        601,914     434,858       0.0%
*   HealthCare Global Enterprises, Ltd.                             75,402     337,929       0.0%
    HEG, Ltd.                                                       36,273   1,496,189       0.0%
    HeidelbergCement India, Ltd.                                   547,065   1,270,787       0.0%
    Heritage Foods, Ltd.                                            70,017     744,680       0.0%
    Hester Biosciences, Ltd.                                         8,083     193,086       0.0%
    Hexaware Technologies, Ltd.                                  1,197,434   8,025,984       0.1%
    Hikal, Ltd.                                                    153,294     583,368       0.0%
    HIL, Ltd.                                                       13,502     460,846       0.0%
*   Himachal Futuristic Communications, Ltd.                     3,834,328   1,588,836       0.0%
    Himadri Speciality Chemical, Ltd.                              775,051   1,702,416       0.0%
    Himatsingka Seide, Ltd.                                        255,293   1,475,157       0.0%
    Hinduja Global Solutions, Ltd.                                  47,804     678,316       0.0%
    Hinduja Ventures, Ltd.                                          37,897     459,083       0.0%
*   Hindustan Construction Co., Ltd.                             1,002,649     351,465       0.0%
    Hindustan Media Ventures, Ltd.                                  25,017      86,757       0.0%
*   Hindustan Oil Exploration Co., Ltd.                            165,786     306,982       0.0%
    Honda SIEL Power Products, Ltd.                                 16,776     375,362       0.0%
    Honeywell Automation India, Ltd.                                13,522   3,853,317       0.1%
*   Hotel Leela Venture, Ltd.                                      260,996      70,950       0.0%
*   Housing Development & Infrastructure, Ltd.                   2,608,534   1,286,963       0.0%
    HSIL, Ltd.                                                     252,622   1,428,713       0.0%
    HT Media, Ltd.                                                 728,149     980,879       0.0%
    Huhtamaki PPL, Ltd.                                            138,171     738,327       0.0%
    I G Petrochemicals, Ltd.                                        68,077     775,820       0.0%
    ICRA, Ltd.                                                       2,398     139,943       0.0%
    IDFC Bank, Ltd.                                              5,530,613   3,979,335       0.1%
    IDFC, Ltd.                                                   3,132,913   2,724,645       0.1%
*   IFB Industries, Ltd.                                            51,171     936,591       0.0%
*   IFCI, Ltd.                                                   5,290,292   1,568,085       0.0%
    IIFL Holdings, Ltd.                                          1,460,861  16,736,051       0.2%
*   IL&FS Transportation Networks, Ltd.                            807,052     764,402       0.0%
    India Cements, Ltd. (The)                                    1,763,985   3,862,420       0.1%
    India Glycols, Ltd.                                             85,907     768,060       0.0%
    India Nippon Electricals, Ltd.                                  10,713      87,973       0.0%
*   Indiabulls Real Estate, Ltd.                                 1,791,660   5,719,459       0.1%
    Indiabulls Ventures, Ltd.(B2QP4C2)                             994,414   7,152,813       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
*   Indiabulls Ventures, Ltd.(BDRNRV2)                              152,225 $   684,374       0.0%
    Indian Bank                                                     673,455   3,235,451       0.1%
    Indian Hotels Co., Ltd. (The)                                 3,572,725   7,863,093       0.1%
    Indian Hume Pipe Co., Ltd.                                       51,809     267,410       0.0%
    Indian Metals & Ferro Alloys, Ltd.                               18,453     131,191       0.0%
*   Indian Overseas Bank                                          2,002,490     549,346       0.0%
    Indo Count Industries, Ltd.                                     435,926     610,455       0.0%
    Indoco Remedies, Ltd.                                           261,571     787,753       0.0%
    Indraprastha Gas, Ltd.                                        1,175,255   5,037,293       0.1%
    INEOS Styrolution India, Ltd.                                    30,905     425,591       0.0%
    Ingersoll-Rand India, Ltd.                                       78,519     797,878       0.0%
*   Inox Leisure, Ltd.                                              418,146   1,719,822       0.0%
*   Inox Wind, Ltd.                                                 280,425     451,195       0.0%
    Insecticides India, Ltd.                                         32,706     358,969       0.0%
*   Intellect Design Arena, Ltd.                                    342,953   1,014,728       0.0%
*   International Paper APPM, Ltd.                                   22,357     110,869       0.0%
    Ipca Laboratories, Ltd.                                         375,952   4,233,354       0.1%
    IRB Infrastructure Developers, Ltd.                           1,464,915   6,114,192       0.1%
    ITD Cementation India, Ltd.                                     345,228     854,736       0.0%
*   ITI, Ltd.                                                       259,588     467,728       0.0%
    J Kumar Infraprojects, Ltd.                                     147,262     621,669       0.0%
    Jagran Prakashan, Ltd.                                          811,954   2,064,505       0.0%
    Jai Corp., Ltd.                                                 360,310     848,298       0.0%
    Jain Irrigation Systems, Ltd.                                 2,913,946   5,062,544       0.1%
*   Jaiprakash Associates, Ltd.                                  10,389,053   3,041,458       0.1%
*   Jaiprakash Power Ventures, Ltd.                              14,119,051     788,480       0.0%
*   Jammu & Kashmir Bank, Ltd. (The)                              2,109,565   1,784,830       0.0%
    Jamna Auto Industries, Ltd.                                   1,100,429   1,599,931       0.0%
    Jay Bharat Maruti, Ltd.                                           1,161       8,184       0.0%
    Jayant Agro-Organics, Ltd.                                       23,785     117,979       0.0%
*   Jaypee Infratech, Ltd.                                        3,812,775     294,536       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                            212,153   1,016,041       0.0%
    JBF Industries, Ltd.                                            220,446     338,471       0.0%
    JBM Auto, Ltd.                                                   21,428     136,892       0.0%
*   Jet Airways India, Ltd.                                         172,736   1,652,971       0.0%
    Jindal Poly Films, Ltd.                                         130,599     598,947       0.0%
    Jindal Saw, Ltd.                                              1,136,957   2,101,077       0.0%
*   Jindal Stainless Hisar, Ltd.                                    288,467     799,071       0.0%
*   Jindal Stainless, Ltd.                                          475,544     652,937       0.0%
*   JITF Infralogistics, Ltd.                                        44,336      23,748       0.0%
    JK Cement, Ltd.                                                 180,313   2,700,881       0.0%
    JK Lakshmi Cement, Ltd.                                         291,833   1,781,919       0.0%
    JK Paper, Ltd.                                                  341,973     720,637       0.0%
    JK Tyre & Industries, Ltd.                                      583,112   1,359,251       0.0%
    JM Financial, Ltd.                                            2,268,631   4,747,671       0.1%
    JMC Projects India, Ltd.                                         50,166     500,270       0.0%
    Johnson Controls-Hitachi Air Conditioning India, Ltd.            67,333   2,596,210       0.0%
    JSW Energy, Ltd.                                              3,100,743   3,941,945       0.1%
*   JSW Holdings, Ltd.                                               22,564     659,303       0.0%
    Jubilant Foodworks, Ltd.                                        306,898  11,646,066       0.2%
    Jubilant Life Sciences, Ltd.                                    505,015   6,662,290       0.1%
*   Just Dial, Ltd.                                                 283,534   1,876,892       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Jyothy Laboratories, Ltd.                                      476,151 $ 2,575,672       0.0%
    Kajaria Ceramics, Ltd.                                         595,639   4,870,321       0.1%
    Kalpataru Power Transmission, Ltd.                             426,584   3,117,585       0.1%
    Kalyani Steels, Ltd.                                           113,000     538,532       0.0%
    Kansai Nerolac Paints, Ltd.                                    405,117   3,021,956       0.1%
    Karnataka Bank, Ltd. (The)                                   1,457,310   2,668,590       0.0%
    Karur Vysya Bank, Ltd. (The)                                 2,752,820   4,489,540       0.1%
    Kaveri Seed Co., Ltd.                                          227,504   1,810,026       0.0%
    KCP, Ltd.                                                      278,078     560,419       0.0%
    KEC International, Ltd.                                        746,494   4,538,921       0.1%
    KEI Industries, Ltd.                                           252,146   1,647,508       0.0%
    Kewal Kiran Clothing, Ltd.                                       2,328      53,763       0.0%
*   Kiri Industries, Ltd.                                           84,521     515,216       0.0%
    Kirloskar Brothers, Ltd.                                       130,859     559,972       0.0%
    Kirloskar Oil Engines, Ltd.                                    257,475   1,285,342       0.0%
    Kitex Garments, Ltd.                                           157,648     558,584       0.0%
    KNR Constructions, Ltd.                                        219,172   1,060,231       0.0%
    Kolte-Patil Developers, Ltd.                                   150,761     733,105       0.0%
    KPIT Technologies, Ltd.                                      1,273,758   4,895,110       0.1%
    KPR Mill, Ltd.                                                  95,961   1,010,368       0.0%
    KRBL, Ltd.                                                     496,720   3,321,990       0.1%
    KSB Pumps, Ltd.                                                 40,851     502,981       0.0%
    Kwality, Ltd.                                                  227,403     165,212       0.0%
    L&T Finance Holdings, Ltd.                                   3,759,476   9,697,525       0.1%
    LA Opala RG, Ltd.                                              106,594     443,624       0.0%
    Lakshmi Machine Works, Ltd.                                     26,279   3,318,529       0.1%
    Lakshmi Vilas Bank, Ltd. (The)                                 628,630     852,472       0.0%
*   Lanco Infratech, Ltd.                                        1,815,800      25,630       0.0%
    Larsen & Toubro Infotech, Ltd.                                   3,226      75,524       0.0%
    Laurus Labs, Ltd.                                               79,308     601,876       0.0%
    LEEL Electricals, Ltd.                                          73,531     253,153       0.0%
    LG Balakrishnan & Bros, Ltd.                                    20,732     404,964       0.0%
    Linde India, Ltd.                                               91,102     612,087       0.0%
    LT Foods, Ltd.                                                 736,889     995,110       0.0%
    Lumax Industries, Ltd.                                           3,871     132,773       0.0%
    LUX Industries, Ltd.                                            15,306     450,815       0.0%
    Magma Fincorp, Ltd.                                            189,225     485,263       0.0%
    Maharashtra Scooters, Ltd.                                       4,507     165,128       0.0%
    Maharashtra Seamless, Ltd.                                     210,955   1,452,499       0.0%
    Mahindra & Mahindra Financial Services, Ltd.                 1,488,242  11,701,893       0.2%
*   Mahindra CIE Automotive, Ltd.                                  290,499   1,092,932       0.0%
    Mahindra Holidays & Resorts India, Ltd.                        319,401   1,561,868       0.0%
    Mahindra Lifespace Developers, Ltd.                            144,374   1,007,594       0.0%
    Maithan Alloys, Ltd.                                            32,370     393,692       0.0%
    Majesco, Ltd.                                                   96,730     828,246       0.0%
    Man Infraconstruction, Ltd.                                    406,032     319,779       0.0%
    Manappuram Finance, Ltd.                                     4,119,074   7,498,774       0.1%
    Mangalam Cement, Ltd.                                            5,720      26,270       0.0%
    Marksans Pharma, Ltd.                                        1,431,414     711,201       0.0%
    Mastek, Ltd.                                                    18,654     156,964       0.0%
*   Max Financial Services, Ltd.                                   399,832   3,099,210       0.1%
*   MAX India, Ltd.                                                960,513   1,139,246       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Mayur Uniquoters, Ltd.                                          85,327 $   633,008       0.0%
    McLeod Russel India, Ltd.                                      439,710   1,022,407       0.0%
    Meghmani Organics, Ltd.                                        661,259   1,018,357       0.0%
    MEP Infrastructure Developers, Ltd.                            129,335     158,580       0.0%
    Mercator, Ltd.                                                 755,032     331,417       0.0%
    Merck, Ltd.                                                     47,301   1,496,673       0.0%
    Minda Corp., Ltd.                                              198,926     547,716       0.0%
    Minda Industries, Ltd.                                          70,213   1,166,864       0.0%
    MindTree, Ltd.                                                 861,247  13,930,546       0.2%
    Mirza International, Ltd.                                      256,140     523,410       0.0%
    MM Forgings, Ltd.                                                2,667      44,517       0.0%
    MOIL, Ltd.                                                     426,873   1,306,350       0.0%
    Monsanto India, Ltd.                                            47,843   1,920,333       0.0%
    Monte Carlo Fashions, Ltd.                                       8,972      73,219       0.0%
*   Morepen Laboratories, Ltd.                                   1,468,378     820,007       0.0%
    Motilal Oswal Financial Services, Ltd.                         150,686   2,204,980       0.0%
    Mphasis, Ltd.                                                  585,835   9,236,477       0.1%
*   MPS, Ltd.                                                       38,083     375,565       0.0%
    Multi Commodity Exchange of India, Ltd.                         41,822     485,372       0.0%
    Munjal Showa, Ltd.                                              39,839     135,209       0.0%
*   Muthoot Capital Services, Ltd.                                  14,693     196,844       0.0%
    Muthoot Finance, Ltd.                                          683,789   4,584,261       0.1%
*   Nagarjuna Fertilizers & Chemicals, Ltd.                        688,495     177,519       0.0%
*   Narayana Hrudayalaya, Ltd.                                     136,731     561,834       0.0%
    Natco Pharma, Ltd.                                             593,168   7,162,720       0.1%
    National Aluminium Co., Ltd.                                 3,342,747   3,983,336       0.1%
    National Fertilizers, Ltd.                                      87,654      74,144       0.0%
    Nava Bharat Ventures, Ltd.                                     465,953   1,034,898       0.0%
    Navin Fluorine International, Ltd.                              79,411     912,353       0.0%
*   Navkar Corp., Ltd.                                             172,764     454,742       0.0%
    Navneet Education, Ltd.                                        693,444   1,517,981       0.0%
    NBCC India, Ltd.                                               208,982     327,326       0.0%
    NCC, Ltd.                                                    3,509,710   6,965,284       0.1%
    Nectar Lifesciences, Ltd.                                      229,932      93,577       0.0%
    NESCO, Ltd.                                                    189,147   1,658,489       0.0%
*   Network 18 Media & Investments, Ltd.                           295,560     237,864       0.0%
*   Neuland Laboratories, Ltd.                                      12,517     133,033       0.0%
    NIIT Technologies, Ltd.                                        306,008   5,271,271       0.1%
*   NIIT, Ltd.                                                     554,088     955,567       0.0%
    Nilkamal, Ltd.                                                  44,708   1,141,531       0.0%
    NOCIL, Ltd.                                                    427,549   1,386,796       0.0%
    NRB Bearings, Ltd.                                             151,289     390,600       0.0%
    Nucleus Software Exports, Ltd.                                  15,812     115,090       0.0%
    Oberoi Realty, Ltd.                                            715,935   5,868,936       0.1%
    OCL India, Ltd.                                                 73,065   1,541,246       0.0%
    Omaxe, Ltd.                                                    332,416   1,104,993       0.0%
    Orient Cement, Ltd.                                            418,388     889,242       0.0%
    Orient Electric, Ltd.                                          307,079     506,354       0.0%
    Orient Paper & Industries, Ltd.                                307,079     194,314       0.0%
    Orient Refractories, Ltd.                                      157,042     384,948       0.0%
*   Oriental Bank of Commerce                                      588,747     825,032       0.0%
    Oriental Carbon & Chemicals, Ltd.                               12,474     220,619       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Orissa Minerals Development Co., Ltd.                                1 $        25       0.0%
    Page Industries, Ltd.                                           32,419  11,697,609       0.2%
    Paisalo Digital, Ltd.                                            7,508      33,822       0.0%
    Panama Petrochem, Ltd.                                         122,555     400,626       0.0%
    Parag Milk Foods, Ltd.                                         210,484     957,203       0.0%
*   Parsvnath Developers, Ltd.                                       9,193       2,029       0.0%
*   Patel Engineering, Ltd.                                         96,255      90,103       0.0%
    PC Jeweller, Ltd.                                              836,526   1,770,223       0.0%
    Persistent Systems, Ltd.                                       271,838   3,276,095       0.1%
    Pfizer, Ltd.                                                    91,657   3,122,943       0.1%
    Phillips Carbon Black, Ltd.                                    297,455   1,152,717       0.0%
    Phoenix Mills, Ltd.                                            344,947   3,213,251       0.1%
    PI Industries, Ltd.                                            437,024   5,618,818       0.1%
    Poly Medicure, Ltd.                                             54,673     212,472       0.0%
    Polyplex Corp., Ltd.                                            40,526     290,212       0.0%
    Power Mech Projects, Ltd.                                        6,197      94,597       0.0%
    Prabhat Dairy, Ltd.                                            204,709     545,325       0.0%
    Praj Industries, Ltd.                                          655,281     916,995       0.0%
*   Prakash Industries, Ltd.                                       430,664   1,349,405       0.0%
*   Praxis Home Retail, Ltd.                                         3,702      15,755       0.0%
    Prestige Estates Projects, Ltd.                                734,365   3,351,749       0.1%
*   Prime Focus, Ltd.                                              120,134     172,162       0.0%
*   Prism Cement, Ltd.                                             621,984   1,152,348       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                       192      27,459       0.0%
    PTC India Financial Services, Ltd.                           1,650,202     623,050       0.0%
    PTC India, Ltd.                                              1,758,724   2,412,232       0.0%
    Puravankara, Ltd.                                              389,976     922,241       0.0%
    PVR, Ltd.                                                      180,325   3,882,488       0.1%
    Quick Heal Technologies, Ltd.                                   12,990      64,695       0.0%
    Radico Khaitan, Ltd.                                           458,108   2,852,116       0.1%
    Rain Commodities, Ltd.                                         648,863   3,073,264       0.1%
    Rajesh Exports, Ltd.                                           348,160   3,536,690       0.1%
    Rallis India, Ltd.                                             493,675   1,633,399       0.0%
    Ramco Cements, Ltd. (The)                                      485,411   5,992,536       0.1%
    Ramco Industries, Ltd.                                         176,508     711,446       0.0%
*   Ramco Systems, Ltd.                                             28,350     197,979       0.0%
    Ramkrishna Forgings, Ltd.                                       70,345     876,272       0.0%
*   Ramky Infrastructure, Ltd.                                      80,139     240,743       0.0%
    Rane Holdings, Ltd.                                             12,422     498,245       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.                        768,568     924,710       0.0%
    Ratnamani Metals & Tubes, Ltd.                                  66,098     961,416       0.0%
*   RattanIndia Power, Ltd.                                      5,251,328     399,270       0.0%
    Raymond, Ltd.                                                  318,848   5,314,621       0.1%
    Redington India, Ltd.                                        1,850,473   3,810,709       0.1%
*   Relaxo Footwears, Ltd.                                         132,798   1,375,098       0.0%
    Reliance Capital, Ltd.                                         983,665   6,372,051       0.1%
*   Reliance Communications, Ltd.                                8,827,821   2,002,327       0.0%
*   Reliance Home Finance, Ltd.                                    983,665     911,067       0.0%
    Reliance Infrastructure, Ltd.                                  994,174   6,664,692       0.1%
*   Reliance Naval and Engineering, Ltd.                           855,404     231,286       0.0%
*   Reliance Power, Ltd.                                         5,374,443   2,959,254       0.1%
    Repco Home Finance, Ltd.                                       200,944   1,924,709       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
INDIA -- (Continued)
    Rico Auto Industries, Ltd.                                     148,401 $  173,228       0.0%
*   Rolta India, Ltd.                                              356,162    328,834       0.0%
*   Ruchi Soya Industries, Ltd.                                    200,054     45,516       0.0%
    Rushil Decor, Ltd.                                               8,003     91,830       0.0%
    Sadbhav Engineering, Ltd.                                      484,088  2,773,574       0.1%
    Sadbhav Infrastructure Project, Ltd.                           142,545    282,351       0.0%
    Sagar Cements, Ltd.                                             15,163    236,556       0.0%
    Sangam India, Ltd.                                              10,222     19,564       0.0%
*   Sanghi Industries, Ltd.                                        334,528    565,519       0.0%
    Sanghvi Movers, Ltd.                                            38,342    118,901       0.0%
    Sanofi India, Ltd.                                              42,070  3,047,408       0.1%
    Sanwaria Consumer, Ltd.                                      1,076,173    310,599       0.0%
    Sarda Energy & Minerals, Ltd.                                   38,052    267,915       0.0%
    Saregama India, Ltd.                                            52,535    566,973       0.0%
    Sasken Technologies, Ltd.                                       31,014    449,829       0.0%
    Savita Oil Technologies, Ltd.                                    1,504     32,633       0.0%
    Schaeffler India, Ltd.                                          36,354  2,932,673       0.1%
    Sequent Scientific, Ltd.                                        15,341     15,088       0.0%
    SH Kelkar & Co., Ltd.                                          107,480    390,490       0.0%
    Shanthi Gears, Ltd.                                              5,154     10,766       0.0%
    Sharda Cropchem, Ltd.                                           72,068    434,905       0.0%
    Sharda Motor Industries, Ltd.                                    2,845     81,578       0.0%
    Shemaroo Entertainment, Ltd.                                    16,694    119,552       0.0%
    Shilpa Medicare, Ltd.                                          112,295    788,411       0.0%
*   Shipping Corp. of India, Ltd.                                  975,179  1,086,909       0.0%
    Shoppers Stop, Ltd.                                             61,138    520,895       0.0%
    Shriram City Union Finance, Ltd.                                51,479  1,859,616       0.0%
*   Shriram EPC Ltd.                                               106,141     41,052       0.0%
    Shriram Transport Finance Co., Ltd.                             90,738  2,179,811       0.0%
*   Sical Logistics, Ltd.                                           65,637    206,347       0.0%
    Simplex Infrastructures, Ltd.                                  111,735  1,010,078       0.0%
    Sintex Industries, Ltd.                                      2,728,631    723,171       0.0%
*   Sintex Plastics Technology, Ltd.                             3,697,541  2,964,437       0.1%
*   SITI Networks, Ltd.                                          1,597,465    404,933       0.0%
    Siyaram Silk Mills, Ltd.                                        26,219    268,439       0.0%
    SJVN, Ltd.                                                   2,885,240  1,431,507       0.0%
    SKF India, Ltd.                                                130,203  3,671,341       0.1%
    Skipper, Ltd.                                                  150,744    484,762       0.0%
    SML ISUZU, Ltd.                                                 42,899    570,836       0.0%
    Sobha, Ltd.                                                    398,680  3,266,818       0.1%
    Solar Industries India, Ltd.                                   140,252  2,237,030       0.0%
*   Solara Active Pharma Sciences, Ltd.                             59,568    103,445       0.0%
    Somany Ceramics, Ltd.                                           37,729    318,794       0.0%
    Sonata Software, Ltd.                                          341,739  1,840,492       0.0%
*   SORIL Holdings & Ventures, Ltd.                                 27,485    175,572       0.0%
    South Indian Bank, Ltd. (The)                                7,875,831  3,103,998       0.1%
    SREI Infrastructure Finance, Ltd.                            1,205,273  1,537,640       0.0%
    SRF, Ltd.                                                      130,770  4,659,520       0.1%
    Srikalahasthi Pipes, Ltd.                                      112,732    582,544       0.0%
*   Star Cement, Ltd.                                              183,269    359,683       0.0%
    State Bank of India                                            640,412  2,351,911       0.0%
    Sterlite Technologies, Ltd.                                  1,319,184  6,915,246       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Strides Arcolab, Ltd.                                           353,724 $ 3,375,911       0.1%
    Subros, Ltd.                                                     90,966     441,420       0.0%
    Sudarshan Chemical Industries, Ltd.                             129,777   1,112,473       0.0%
*   Sundaram Finance Holdings, Ltd.                                  56,821     125,536       0.0%
    Sundaram Finance, Ltd.                                           56,821   1,499,152       0.0%
    Sundaram-Clayton, Ltd.                                            5,693     429,473       0.0%
    Sundram Fasteners, Ltd.                                         492,338   4,383,917       0.1%
    Sunteck Realty, Ltd.                                            273,462   1,744,965       0.0%
    Suprajit Engineering, Ltd.                                      189,395     787,592       0.0%
    Supreme Industries, Ltd.                                        309,088   6,381,798       0.1%
    Supreme Petrochem, Ltd.                                         159,422     738,526       0.0%
    Surya Roshni, Ltd.                                               94,776     598,706       0.0%
    Sutlej Textiles and Industries, Ltd.                             90,167      95,640       0.0%
    Suven Life Sciences, Ltd.                                       426,853   1,142,279       0.0%
*   Suzlon Energy, Ltd.                                          15,310,443   2,473,174       0.0%
    Swaraj Engines, Ltd.                                             25,172     797,124       0.0%
    Symphony, Ltd.                                                   54,894   1,490,722       0.0%
*   Syndicate Bank                                                1,945,418   1,598,084       0.0%
    Syngene International, Ltd.                                     145,712   1,355,586       0.0%
    TAKE Solutions, Ltd.                                            388,754   1,249,607       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                             173,348     913,424       0.0%
    Tata Chemicals, Ltd.                                            600,945   6,858,835       0.1%
    Tata Communications, Ltd.                                       156,112   1,447,647       0.0%
    Tata Elxsi, Ltd.                                                136,304   2,519,800       0.0%
    Tata Global Beverages, Ltd.                                   2,778,424  12,344,622       0.2%
    Tata Metaliks, Ltd.                                              70,832     874,097       0.0%
    Tata Power Co., Ltd. (The)                                    1,742,793   2,285,217       0.0%
    Tata Sponge Iron, Ltd.                                           37,056     592,264       0.0%
*   Tata Teleservices Maharashtra, Ltd.                           4,584,815     383,674       0.0%
    TCI Express, Ltd.                                               123,000     972,294       0.0%
*   Techno Electric & Engineering Co., Ltd.                         261,424   1,343,201       0.0%
    Texmaco Rail & Engineering, Ltd.                                452,037     569,839       0.0%
    Thermax, Ltd.                                                   239,769   4,046,418       0.1%
    Thirumalai Chemicals, Ltd.                                       28,679     938,628       0.0%
    Thomas Cook India, Ltd.                                         191,189     835,201       0.0%
    Thyrocare Technologies, Ltd.                                     43,255     431,940       0.0%
    TI Financial Holdings, Ltd.                                     522,196   5,700,894       0.1%
    Tide Water Oil Co India, Ltd.                                     6,814     651,263       0.0%
    Time Technoplast, Ltd.                                          760,995   1,812,187       0.0%
    Timken India, Ltd.                                              179,694   1,845,638       0.0%
    Tinplate Co. of India, Ltd. (The)                               200,035     687,532       0.0%
    Titagarh Wagons, Ltd.                                           317,621     552,679       0.0%
    Torrent Pharmaceuticals, Ltd.                                    21,081     448,122       0.0%
    Torrent Power, Ltd.                                           1,102,960   4,054,509       0.1%
    Tourism Finance Corp. of India, Ltd.                            194,283     459,339       0.0%
    Transport Corp. of India, Ltd.                                  252,375   1,102,925       0.0%
    Trent, Ltd.                                                     449,150   2,371,894       0.0%
    Trident, Ltd.                                                   764,283     782,297       0.0%
    Triveni Engineering & Industries, Ltd.                          461,377     279,297       0.0%
    Triveni Turbine, Ltd.                                           412,775     615,316       0.0%
    TTK Prestige, Ltd.                                               28,601   2,661,660       0.0%
    Tube Investments of India, Ltd.                                 522,196   1,825,740       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
INDIA -- (Continued)
    TV Today Network, Ltd.                                          166,610 $    1,194,221       0.0%
*   TV18 Broadcast, Ltd.                                          4,354,184      4,147,358       0.1%
    TVS Srichakra, Ltd.                                              12,790        705,261       0.0%
*   UCO Bank                                                      1,375,491        403,357       0.0%
    Uflex, Ltd.                                                     232,965      1,176,260       0.0%
    UFO Moviez India, Ltd.                                           38,046        222,335       0.0%
    Unichem Laboratories, Ltd.                                      272,693      1,143,645       0.0%
*   Union Bank of India                                           1,291,040      1,831,371       0.0%
*   Unitech, Ltd.                                                10,664,431        919,851       0.0%
    United Breweries, Ltd.                                           61,577      1,100,581       0.0%
    UPL, Ltd.                                                       220,106      2,405,712       0.0%
    V-Guard Industries, Ltd.                                      1,094,212      3,916,214       0.1%
    V-Mart Retail, Ltd.                                              38,063      1,180,122       0.0%
*   V2 Retail, Ltd.                                                  92,038        602,446       0.0%
    VA Tech Wabag, Ltd.                                             263,438      1,997,151       0.0%
*   Vaibhav Global, Ltd.                                             49,067        526,474       0.0%
    Vardhman Textiles, Ltd.                                         147,950      2,714,507       0.0%
    Venky's India, Ltd.                                              40,885      2,381,659       0.0%
    Vesuvius India, Ltd.                                              9,930        197,797       0.0%
    Vijaya Bank                                                   1,985,203      1,892,096       0.0%
    Vinati Organics, Ltd.                                            73,728        982,758       0.0%
    Vindhya Telelinks, Ltd.                                           8,879        161,137       0.0%
    VIP Industries, Ltd.                                            466,160      2,903,668       0.1%
    Visaka Industries, Ltd.                                          27,778        327,218       0.0%
    Voltas, Ltd.                                                    494,265      4,731,326       0.1%
*   VRL Logistics, Ltd.                                             197,305      1,249,716       0.0%
    VST Industries, Ltd.                                             30,720      1,404,702       0.0%
    VST Tillers Tractors, Ltd.                                       11,356        516,584       0.0%
    WABCO India, Ltd.                                                27,700      3,342,405       0.1%
    Welspun Corp., Ltd.                                             775,975      1,640,320       0.0%
    Welspun Enterprises, Ltd.                                       411,154        924,136       0.0%
    Welspun India, Ltd.                                           2,373,128      2,027,790       0.0%
    West Coast Paper Mills, Ltd.                                    116,197        498,683       0.0%
    Wheels India, Ltd.                                                1,724         56,855       0.0%
    Whirlpool of India, Ltd.                                         86,730      2,054,634       0.0%
*   Wockhardt, Ltd.                                                 207,973      2,591,199       0.0%
    Wonderla Holidays, Ltd.                                          70,436        388,564       0.0%
    Zee Learn, Ltd.                                                 956,093        505,807       0.0%
*   Zee Media Corp., Ltd.                                           838,464        463,182       0.0%
    Zensar Technologies, Ltd.                                       115,503      2,201,305       0.0%
    Zuari Agro Chemicals, Ltd.                                       16,783        124,425       0.0%
    Zydus Wellness, Ltd.                                             91,576      1,858,536       0.0%
                                                                            --------------      ----
TOTAL INDIA                                                                  1,109,352,255      14.2%
                                                                            --------------      ----
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT                                55,652,000      5,201,019       0.1%
    Acset Indonusa Tbk PT                                            65,000         12,979       0.0%
    Adhi Karya Persero Tbk PT                                    15,974,788      2,136,892       0.0%
    Agung Podomoro Land Tbk PT                                   50,464,100        766,593       0.0%
    AKR Corporindo Tbk PT                                        13,583,300      4,756,298       0.1%
    Alam Sutera Realty Tbk PT                                    94,303,400      2,457,714       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
INDONESIA -- (Continued)
    Aneka Tambang Tbk PT                                          76,230,291 $ 4,581,532       0.1%
    Arwana Citramulia Tbk PT                                      29,196,500     729,148       0.0%
    Asahimas Flat Glass Tbk PT                                       978,600     359,142       0.0%
    Astra Agro Lestari Tbk PT                                      2,686,600   2,463,095       0.0%
    Astra Graphia Tbk PT                                           2,211,000     230,251       0.0%
    Astra Otoparts Tbk PT                                            631,600      78,136       0.0%
*   Asuransi Kresna Mitra Tbk PT                                   5,428,500     288,627       0.0%
*   Bakrie and Brothers Tbk PT                                   139,233,000     500,388       0.0%
*   Bakrie Telecom Tbk PT                                         49,756,298     178,819       0.0%
*   Bank Artha Graha Internasional Tbk PT                          6,018,100      38,860       0.0%
    Bank Bukopin Tbk                                              36,050,766   1,104,942       0.0%
*   Bank Ina Perdana PT                                            5,644,900     218,808       0.0%
    Bank Maybank Indonesia Tbk PT                                  5,144,600      95,205       0.0%
*   Bank Nationalnobu Tbk PT                                         715,800      46,763       0.0%
*   Bank Pan Indonesia Tbk PT                                     28,300,400   1,919,871       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          22,623,700   3,347,876       0.1%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     28,802,100   1,476,542       0.0%
*   Bank Permata Tbk PT                                           25,919,802   1,032,717       0.0%
    Bank Tabungan Negara Persero Tbk PT                            5,014,549   1,117,530       0.0%
    Bank Tabungan Pensiunan Nasional Tbk PT                          687,700     144,237       0.0%
*   Barito Pacific Tbk PT                                         18,782,300   3,321,060       0.1%
    Bekasi Fajar Industrial Estate Tbk PT                         38,131,800     726,963       0.0%
*   Benakat Integra Tbk PT                                       133,672,100     689,288       0.0%
    BFI Finance Indonesia Tbk PT                                     648,400      37,688       0.0%
*   Bintang Oto Global Tbk PT                                        631,600      27,900       0.0%
    BISI International Tbk PT                                     16,025,900   2,198,159       0.0%
    Blue Bird Tbk PT                                               2,078,900     422,944       0.0%
*   Buana Lintas Lautan Tbk PT                                       653,800       5,412       0.0%
    Bukit Asam Tbk PT                                             10,651,300   2,462,425       0.0%
*   Bumi Resources Tbk PT                                         70,558,100   1,208,515       0.0%
*   Bumi Teknokultura Unggul Tbk PT                               57,107,600     555,079       0.0%
    Catur Sentosa Adiprana Tbk PT                                  2,986,100     129,240       0.0%
    Ciputra Development Tbk PT                                   109,002,020   8,574,433       0.1%
*   Citra Marga Nusaphala Persada Tbk PT                          18,379,502   1,846,782       0.0%
*   Clipan Finance Indonesia Tbk PT                                1,482,000      34,720       0.0%
*   Delta Dunia Makmur Tbk PT                                     35,879,700   2,223,497       0.0%
    Dharma Satya Nusantara Tbk PT                                  2,071,600      63,446       0.0%
*   Eagle High Plantations Tbk PT                                102,829,300   1,839,133       0.0%
    Elnusa Tbk PT                                                 31,603,800     955,882       0.0%
*   Energi Mega Persada Tbk PT                                    30,715,900     457,108       0.0%
    Erajaya Swasembada Tbk PT                                     10,697,000   1,310,367       0.0%
*   Eureka Prima Jakarta Tbk PT                                   10,333,800      56,915       0.0%
    Fajar Surya Wisesa Tbk PT                                        808,400     328,899       0.0%
    Gajah Tunggal Tbk PT                                          14,278,000     833,572       0.0%
*   Garuda Indonesia Persero Tbk PT                               45,535,149     935,396       0.0%
    Global Mediacom Tbk PT                                        65,455,600   2,719,097       0.1%
*   Hanson International Tbk PT                                  366,223,700   3,695,299       0.1%
*   Harum Energy Tbk PT                                            7,937,900   1,452,293       0.0%
    Hexindo Adiperkasa Tbk PT                                        508,500     122,450       0.0%
*   Holcim Indonesia Tbk PT                                        6,836,200     392,692       0.0%
    Impack Pratama Industri Tbk PT                                   169,800      12,142       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          15,829,900  14,945,460       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ----------- ---------- ---------------
INDONESIA -- (Continued)
*   Indika Energy Tbk PT                                          12,820,200 $3,115,945       0.1%
    Indo Tambangraya Megah Tbk PT                                  2,841,900  4,816,032       0.1%
*   Indofarma Persero Tbk PT                                          30,500     12,471       0.0%
    Indosat Tbk PT                                                   238,100     64,533       0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                  19,526,400  1,143,386       0.0%
    Inovisi Infracom Tbk PT                                        1,806,467        390       0.0%
*   Inti Agri Resources Tbk PT                                    16,469,700    248,011       0.0%
    Intiland Development Tbk PT                                   67,911,532  1,502,906       0.0%
    Japfa Comfeed Indonesia Tbk PT                                42,139,500  4,563,931       0.1%
    Jaya Real Property Tbk PT                                     13,610,300    802,115       0.0%
    Kawasan Industri Jababeka Tbk PT                             158,397,457  2,796,428       0.1%
    KMI Wire & Cable Tbk PT                                       17,852,200    560,948       0.0%
*   Krakatau Steel Persero Tbk PT                                 34,945,702  1,102,010       0.0%
*   Kresna Graha Investama Tbk PT                                104,573,400  4,922,544       0.1%
    Link Net Tbk PT                                                6,324,700  2,463,536       0.0%
*   Lippo Cikarang Tbk PT                                          3,930,000    651,242       0.0%
    Lippo Karawaci Tbk PT                                        124,895,000  3,989,316       0.1%
    Malindo Feedmill Tbk PT                                        7,226,400    404,707       0.0%
    Matahari Department Store Tbk PT                                 200,300    148,307       0.0%
*   Matahari Putra Prima Tbk PT                                   10,215,728    249,340       0.0%
*   Medco Energi Internasional Tbk PT                             62,649,733  5,384,373       0.1%
    Media Nusantara Citra Tbk PT                                  27,288,200  2,581,640       0.1%
*   Mega Manunggal Property Tbk PT                                 1,096,800     46,225       0.0%
    Metrodata Electronics Tbk PT                                   1,048,500     57,329       0.0%
    Metropolitan Kentjana Tbk PT                                       7,900     13,058       0.0%
*   Minna Padi Investama Tbk PT                                       62,900      2,362       0.0%
    Mitra Adiperkasa Tbk PT                                        6,467,900  3,834,703       0.1%
    Mitra Keluarga Karyasehat Tbk PT                               4,722,400    652,559       0.0%
    Mitra Pinasthika Mustika Tbk PT                                6,567,100    542,922       0.0%
*   MNC Investama Tbk PT                                         193,556,400  1,438,866       0.0%
*   MNC Land Tbk PT                                                1,031,700     92,704       0.0%
*   MNC Vision Network PT                                          1,540,200     77,126       0.0%
    Modernland Realty Tbk PT                                      85,525,100  2,178,764       0.0%
    Multipolar Tbk PT                                             53,453,100    471,219       0.0%
*   Multistrada Arah Sarana Tbk PT                                 6,893,700    153,977       0.0%
    Nippon Indosari Corpindo Tbk PT                               19,082,689  1,726,265       0.0%
*   Nirvana Development Tbk PT                                    12,056,400     78,535       0.0%
    Nusantara Infrastructure Tbk PT                              111,055,500  1,562,199       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                               4,650,900  3,426,633       0.1%
*   Pacific Strategic Financial Tbk PT                             5,979,900    217,237       0.0%
    Pakuwon Jati Tbk PT                                           19,517,800    825,012       0.0%
    Pan Brothers Tbk PT                                           28,932,000    954,491       0.0%
*   Panin Financial Tbk PT                                       146,358,300  2,472,699       0.0%
*   Panin Insurance Tbk PT                                         8,919,100    731,848       0.0%
    Panin Sekuritas Tbk PT                                            31,500      3,735       0.0%
*   Pelat Timah Nusantara Tbk PT                                      52,300     18,014       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         27,446,700  2,482,072       0.1%
*   Pool Advista Indonesia Tbk PT                                  5,203,000  1,758,424       0.0%
    PP Persero Tbk PT                                             26,675,014  4,630,085       0.1%
    PP Properti Tbk PT                                            92,869,900  1,063,561       0.0%
    Ramayana Lestari Sentosa Tbk PT                               28,633,300  2,922,127       0.1%
    Resource Alam Indonesia Tbk PT                                 2,456,000     70,289       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
INDONESIA -- (Continued)
*   Rimo International Lestari Tbk PT                             95,650,300 $    946,603       0.0%
    Salim Ivomas Pratama Tbk PT                                   34,236,200    1,387,276       0.0%
    Sampoerna Agro PT                                              5,969,300    1,008,745       0.0%
    Sawit Sumbermas Sarana Tbk PT                                 19,169,100    1,803,620       0.0%
*   Sekawan Intipratama Tbk PT                                     9,367,900       53,868       0.0%
    Selamat Sempurna Tbk PT                                       21,783,500    2,268,508       0.0%
    Semen Baturaja Persero Tbk PT                                 22,194,700    6,682,890       0.1%
*   Sentul City Tbk PT                                           177,404,700    2,367,455       0.0%
*   Siloam International Hospitals Tbk PT                          3,727,450    1,876,818       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT                   1,037,460      275,934       0.0%
*   Sitara Propertindo Tbk PT                                     30,427,300    1,771,030       0.0%
    Sri Rejeki Isman Tbk PT                                       69,942,631    1,714,082       0.0%
    Steel Pipe Industry of Indonesia PT                            5,809,800       51,189       0.0%
*   Sugih Energy Tbk PT                                          100,457,800      361,034       0.0%
    Sumber Alfaria Trijaya Tbk PT                                    293,400       13,702       0.0%
    Summarecon Agung Tbk PT                                       70,356,364    4,552,055       0.1%
    Surya Semesta Internusa Tbk PT                                32,513,600    1,243,167       0.0%
    Tempo Scan Pacific Tbk PT                                      1,314,400      149,921       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                 19,238,200      750,029       0.0%
    Timah Tbk PT                                                  26,432,514    1,934,673       0.0%
    Tiphone Mobile Indonesia Tbk PT                               18,845,000    1,115,788       0.0%
    Total Bangun Persada Tbk PT                                   13,256,800      647,090       0.0%
    Tower Bersama Infrastructure Tbk PT                            5,646,800    2,248,964       0.0%
*   Trada Alam Minera Tbk PT                                     167,946,900    3,907,462       0.1%
    Trias Sentosa Tbk PT                                          33,492,700      920,919       0.0%
*   Truba Alam Manunggal Engineering PT                           21,316,500        7,661       0.0%
    Tunas Baru Lampung Tbk PT                                     20,389,900    1,727,468       0.0%
    Tunas Ridean Tbk PT                                           12,252,300    1,188,891       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT                  14,873,500    1,587,461       0.0%
    Unggul Indah Cahaya Tbk PT                                        48,239       12,236       0.0%
*   Vale Indonesia Tbk PT                                         17,738,100    3,988,203       0.1%
*   Visi Media Asia Tbk PT                                        58,082,200    1,501,968       0.0%
    Waskita Beton Precast Tbk PT                                  55,410,500    1,599,993       0.0%
    Wijaya Karya Beton Tbk PT                                     20,302,800      693,238       0.0%
    Wijaya Karya Persero Tbk PT                                   25,733,007    2,917,991       0.1%
*   XL Axiata Tbk PT                                               2,051,200      310,891       0.0%
                                                                             ------------       ---
TOTAL INDONESIA                                                               221,486,214       2.8%
                                                                             ------------       ---
MALAYSIA -- (3.1%)
#   7-Eleven Malaysia Holdings Bhd Class B                         2,618,800    1,014,341       0.0%
    Aeon Co. M Bhd                                                 4,025,600    2,071,193       0.0%
#   Aeon Credit Service M Bhd                                        682,300    2,270,138       0.1%
    Affin Bank Bhd                                                 1,576,220    1,008,729       0.0%
#*  AirAsia X Bhd                                                 17,602,300    1,712,603       0.0%
    Ajinomoto Malaysia Bhd                                           113,300      633,596       0.0%
    Alliance Bank Malaysia Bhd                                     3,282,200    3,623,486       0.1%
    Allianz Malaysia Bhd                                             114,000      335,872       0.0%
    Amway Malaysia Holdings Bhd                                      294,000      567,230       0.0%
#   Ann Joo Resources Bhd                                            787,050      590,030       0.0%
    APM Automotive Holdings Bhd                                      256,900      220,778       0.0%
    Benalec Holdings Bhd                                           3,667,000      273,668       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
#*  Berjaya Assets BHD                                            3,305,200 $  385,011       0.0%
*   Berjaya Corp. Bhd                                            23,607,127  1,736,386       0.0%
    Berjaya Food Bhd                                                370,400    162,044       0.0%
*   Berjaya Land Bhd                                              3,734,000    300,651       0.0%
    Berjaya Sports Toto Bhd                                       4,198,867  2,244,653       0.0%
#*  Bermaz Auto Bhd                                               4,921,800  2,778,535       0.1%
    BIMB Holdings Bhd                                             1,490,308  1,582,812       0.0%
    Bintulu Port Holdings Bhd                                        25,900     39,324       0.0%
#   Bonia Corp. Bhd                                               1,427,000    148,784       0.0%
*   Borneo Aqua Harvest Bhd                                         120,300     35,620       0.0%
#*  Borneo Oil Bhd                                                6,671,999    151,384       0.0%
    Boustead Holdings Bhd                                         2,775,328  1,813,553       0.0%
#   Boustead Plantations Bhd                                      3,007,900    956,127       0.0%
#*  Bumi Armada Bhd                                              17,512,700  3,732,877       0.1%
    Bursa Malaysia Bhd                                            5,366,700  9,846,080       0.1%
    CAB Cakaran Corp. Bhd                                         2,050,200    441,002       0.0%
    Cahya Mata Sarawak Bhd                                        3,362,500  3,455,358       0.1%
    Can-One Bhd                                                     435,800    279,378       0.0%
#   Carlsberg Brewery Malaysia Bhd                                1,217,100  6,133,681       0.1%
#   CB Industrial Product Holding Bhd                             2,733,840  1,022,589       0.0%
    CCM Duopharma Biotech Bhd                                       152,800    112,254       0.0%
    Century Logistics Holdings Bhd Class B                        1,140,500    212,745       0.0%
    Chin Teck Plantations Bhd                                        33,000     58,613       0.0%
    Coastal Contracts Bhd                                         1,880,866    562,173       0.0%
*   Comfort Glove Bhd                                               687,200    135,251       0.0%
    CSC Steel Holdings Bhd                                          875,500    301,335       0.0%
    Cypark Resources Bhd                                          1,059,700    664,649       0.0%
    D&O Green Technologies Bhd                                    3,253,600    518,820       0.0%
#   Dagang NeXchange Bhd                                          9,409,900    946,506       0.0%
    Daibochi Plastic & Packaging Industry Bhd                       133,056     75,243       0.0%
#   Datasonic Group Bhd                                           3,464,100    796,657       0.0%
*   Dayang Enterprise Holdings Bhd                                2,370,596    468,164       0.0%
#*  Destinii Bhd                                                  2,853,000    317,342       0.0%
    DKSH Holdings Malaysia Bhd                                       32,400     29,586       0.0%
#   DRB-Hicom Bhd                                                 6,676,000  3,655,053       0.1%
    Dutch Lady Milk Industries BHD                                  141,100  2,428,257       0.1%
#   Eastern & Oriental Bhd                                        6,217,847  2,212,179       0.0%
#*  Eco World Development Group Bhd                               7,097,100  2,072,827       0.0%
#   Econpile Holldings Bhd                                        4,724,750  1,231,269       0.0%
#   Ekovest Bhd                                                   7,754,850  1,609,983       0.0%
    Engtex Group Bhd                                                410,200    101,531       0.0%
#   Evergreen Fibreboard Bhd                                      4,241,250    457,880       0.0%
    Excel Force MSC Bhd                                             845,100    213,103       0.0%
    FAR East Holdings Bhd                                            61,500    173,631       0.0%
#   Felda Global Ventures Holdings Bhd                           10,509,200  4,548,187       0.1%
#   Gabungan AQRS Bhd                                             1,795,500    765,893       0.0%
    Gadang Holdings Bhd                                           2,590,300    534,700       0.0%
#   Gas Malaysia Bhd                                              1,164,100    851,824       0.0%
#   George Kent Malaysia BHD                                      2,578,000  2,572,585       0.1%
#   Globetronics Technology Bhd                                   1,817,860  1,989,229       0.0%
    Glomac Bhd                                                    3,140,280    387,977       0.0%
    Guan Chong Bhd                                                   22,600      8,220       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
#   GuocoLand Malaysia Bhd                                        1,578,400 $  365,107       0.0%
    Hai-O Enterprise Bhd                                          1,171,420  1,477,681       0.0%
    HAP Seng Consolidated Bhd                                     1,665,340  4,143,729       0.1%
    Hap Seng Plantations Holdings Bhd                             1,284,500    802,647       0.0%
#   Heineken Malaysia Bhd                                           965,000  5,016,946       0.1%
    Hengyuan Refining Co. Bhd                                       846,300  1,617,120       0.0%
#   HeveaBoard Bhd                                                2,917,000    576,112       0.0%
*   Hiap Teck Venture Bhd                                         6,471,400    618,546       0.0%
#*  Hibiscus Petroleum Bhd                                        6,437,600  1,229,489       0.0%
    Hock Seng LEE BHD                                             1,371,808    535,061       0.0%
    Hong Leong Industries Bhd                                       641,400  1,758,040       0.0%
    HSS Engineers Bhd                                               610,800    221,109       0.0%
    Hua Yang Bhd                                                  1,873,866    226,343       0.0%
    Hume Industries Bhd                                             281,872    127,777       0.0%
    Hup Seng Industries Bhd                                       1,433,633    394,378       0.0%
    I-Bhd                                                         2,260,900    276,204       0.0%
    IFCA MSC Bhd                                                    203,100     14,641       0.0%
    IGB Bhd                                                         604,277    452,372       0.0%
    IJM Plantations Bhd                                           1,595,400    959,024       0.0%
#   Inari Amertron Bhd                                            9,034,545  3,913,242       0.1%
    Inch Kenneth Kajang Rubber P.L.C.                             1,045,300    183,556       0.0%
    Insas Bhd                                                     3,987,881    772,569       0.0%
*   Iris Corp. Bhd                                               12,704,400    526,493       0.0%
#*  Iskandar Waterfront City Bhd                                  3,063,100    559,365       0.0%
#*  JAKS Resources Bhd                                            2,581,000    932,410       0.0%
#   Jaya Tiasa Holdings Bhd                                       3,143,327    629,191       0.0%
#   JCY International Bhd                                         3,967,600    307,220       0.0%
    JHM Consolidation Bhd                                           125,300     34,831       0.0%
#   Karex Bhd                                                     2,710,149    527,401       0.0%
    Keck Seng Malaysia Bhd                                          858,750    873,110       0.0%
    Kenanga Investment Bank Bhd                                   1,871,360    277,267       0.0%
#   Kerjaya Prospek Group Bhd                                     1,810,180    704,948       0.0%
    Kesm Industries Bhd                                              65,400    261,050       0.0%
    Kian JOO CAN Factory Bhd                                      1,801,180  1,167,700       0.0%
    Kim Loong Resources Bhd                                         997,080    329,268       0.0%
#   Kimlun Corp. Bhd                                                706,409    381,028       0.0%
#*  KNM Group Bhd                                                13,496,680    702,453       0.0%
    Kossan Rubber Industries                                      2,910,000  4,939,735       0.1%
#   KPJ Healthcare Bhd                                           22,454,500  5,298,993       0.1%
#   Kretam Holdings Bhd                                           4,653,800    969,631       0.0%
*   KSL Holdings Bhd                                              4,681,218  1,130,297       0.0%
    Kumpulan Fima Bhd                                               880,850    331,674       0.0%
    Kumpulan Perangsang Selangor Bhd                              1,580,100    532,779       0.0%
*   Kwantas Corp. Bhd                                               243,000     89,366       0.0%
#*  Lafarge Malayan Bhd                                           1,196,200  1,282,123       0.0%
    Land & General Bhd                                           15,164,960    652,370       0.0%
*   Landmarks BHD                                                 1,775,200    315,966       0.0%
#   LBS Bina Group Bhd                                            4,417,380  1,079,307       0.0%
    Lii Hen Indsustries Bhd                                         775,400    508,833       0.0%
    Lingkaran Trans Kota Holdings Bhd                             1,257,000  1,742,612       0.0%
#*  Lion Industries Corp. Bhd                                     2,663,300    635,005       0.0%
#   LPI Capital Bhd                                                 357,324  1,495,132       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Magni-Tech Industries Bhd                                       364,800 $  417,109       0.0%
#   Magnum Bhd                                                    5,097,700  2,322,044       0.1%
    Mah Sing Group Bhd                                            9,866,187  2,556,264       0.1%
    Malakoff Corp. Bhd                                            8,011,400  1,837,752       0.0%
    Malayan Flour Mills Bhd                                       2,022,650    788,506       0.0%
*   Malayan United Industries Bhd                                 2,568,600    110,141       0.0%
    Malaysia Building Society Bhd                                 7,911,263  2,309,196       0.1%
#   Malaysia Marine and Heavy Engineering Holdings Bhd            1,698,800    341,440       0.0%
*   Malaysian Bulk Carriers Bhd                                   2,787,000    459,534       0.0%
    Malaysian Pacific Industries Bhd                                771,813  1,525,323       0.0%
#   Malaysian Resources Corp. Bhd                                12,953,298  3,365,068       0.1%
    Malton Bhd                                                    3,090,500    633,121       0.0%
#   Matrix Concepts Holdings Bhd                                  2,818,158  1,445,980       0.0%
    MBM Resources Bhd                                             1,379,696    840,182       0.0%
#   Media Chinese International, Ltd.                             4,708,500    365,231       0.0%
#   Media Prima Bhd                                               6,440,803    518,935       0.0%
    Mega First Corp. Bhd                                          1,198,800  1,006,139       0.0%
    Mitrajaya Holdings Bhd                                        2,495,610    376,279       0.0%
*   MK Land Holdings Bhd                                          3,019,200    122,556       0.0%
#   MKH Bhd                                                       2,280,734    798,374       0.0%
#   MMC Corp. Bhd                                                 2,055,100    748,625       0.0%
*   MNRB Holdings Bhd                                             1,167,050    725,450       0.0%
#*  MPHB Capital Bhd                                              1,429,100    458,173       0.0%
    Muda Holdings Bhd                                               303,400    167,499       0.0%
*   Mudajaya Group Bhd                                            2,167,066    363,499       0.0%
    Muhibbah Engineering M Bhd                                    2,475,450  1,859,250       0.0%
*   Mulpha International Bhd                                      1,345,930    699,005       0.0%
*   Naim Holdings Bhd                                             1,264,500    305,944       0.0%
    NTPM Holdings Bhd                                               640,000     88,518       0.0%
#   OCK Group Bhd                                                 1,962,300    399,420       0.0%
    Oriental Holdings Bhd                                           481,700    769,086       0.0%
    OSK Holdings Bhd                                              8,212,455  2,082,824       0.0%
    Pacific & Orient Bhd                                            239,167     65,871       0.0%
#   Padini Holdings Bhd                                           2,987,800  3,228,741       0.1%
    Panasonic Manufacturing Malaysia BHD                            158,984  1,414,420       0.0%
    Pantech Group Holdings Bhd                                    2,443,030    364,737       0.0%
    Paramount Corp. Bhd                                             726,725    347,739       0.0%
#*  Parkson Holdings Bhd                                          2,674,947    270,659       0.0%
#*  Pentamaster Corp., Bhd                                        1,209,520    580,524       0.0%
*   Perdana Petroleum Bhd                                           720,333     42,503       0.0%
#*  PESTECH International Bhd                                     1,856,000    742,846       0.0%
#   Petron Malaysia Refining & Marketing Bhd                        491,300    965,503       0.0%
    Pharmaniaga Bhd                                                 649,060    691,248       0.0%
#   Pie Industrial BHD                                            1,306,900    459,472       0.0%
#   POS Malaysia BHD                                              2,923,200  2,736,920       0.1%
    Power Root Bhd                                                  189,500     67,222       0.0%
    Prestariang Bhd                                                 140,400     51,430       0.0%
    Protasco Bhd                                                  2,718,975    541,226       0.0%
#*  Puncak Niaga Holdings Bhd                                     1,671,020    197,290       0.0%
#   QL Resources Bhd                                              5,073,159  6,635,828       0.1%
    Ranhill Holdings Bhd                                             61,300     10,809       0.0%
    RGB International Bhd                                         2,064,200    125,032       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
#*  Rimbunan Sawit Bhd                                            3,667,900 $  292,637       0.0%
*   Salcon Bhd                                                    3,458,733    350,325       0.0%
    Salutica Bhd                                                    275,500     37,185       0.0%
    Sam Engineering & Equipment M Bhd                               160,400    280,735       0.0%
#   Sapura Energy Bhd                                            26,988,800  4,344,939       0.1%
    Sarawak Oil Palms Bhd                                         1,033,504    946,076       0.0%
    SCGM Bhd                                                         20,100      7,630       0.0%
    Scicom MSC Bhd                                                  353,200    185,137       0.0%
#   Scientex Bhd                                                  1,528,224  2,961,120       0.1%
*   Scomi Group Bhd                                               2,096,350     58,727       0.0%
#   SEG International Bhd                                           145,885     24,294       0.0%
    Selangor Dredging Bhd                                         1,118,200    216,372       0.0%
#   Selangor Properties Bhd                                         230,200    245,944       0.0%
#   Serba Dinamik Holdings Bhd                                      550,300    464,804       0.0%
    Shangri-La Hotels Malaysia Bhd                                  426,800    637,881       0.0%
    SHL Consolidated Bhd                                            246,000    158,094       0.0%
#   SKP Resources Bhd                                             5,257,600  1,979,701       0.0%
#   Star Media Group Bhd                                          1,923,800    536,818       0.0%
*   Sumatec Resources Bhd                                        12,844,200    213,449       0.0%
*   Sunsuria Bhd                                                     49,400     13,262       0.0%
#   Sunway Bhd                                                    2,402,479    921,496       0.0%
#   Sunway Construction Group Bhd                                 1,853,836  1,059,101       0.0%
#   Supermax Corp. Bhd                                            3,327,100  2,427,648       0.1%
    Suria Capital Holdings Bhd                                      699,800    296,459       0.0%
    Syarikat Takaful Malaysia Bhd                                 2,358,400  2,082,284       0.0%
    Symphony Life Bhd                                               439,187     79,348       0.0%
#   Ta Ann Holdings Bhd                                           1,647,489  1,314,139       0.0%
#   TA Enterprise Bhd                                             8,873,900  1,250,552       0.0%
    TA Global Bhd                                                 8,747,540    622,575       0.0%
#   Taliworks Corp. Bhd                                           2,231,650    465,043       0.0%
    Tambun Indah Land Bhd                                         1,389,500    259,524       0.0%
    TAN Chong Motor Holdings Bhd                                  1,625,200    695,173       0.0%
    Tasek Corp. Bhd                                                  86,800    180,847       0.0%
#   TDM Bhd                                                       5,725,420    492,904       0.0%
    TH Plantations Bhd                                            1,616,060    297,983       0.0%
    Thong Guan Industries Bhd                                       230,900    144,166       0.0%
#   Time dotCom Bhd                                               2,063,588  4,218,818       0.1%
    Tiong NAM Logistics Holdings                                  1,439,016    398,557       0.0%
    Titijaya Land Bhd                                               186,100     21,625       0.0%
#   TMC Life Sciences Bhd                                         1,230,100    234,531       0.0%
    Tropicana Corp. Bhd                                           4,261,355    953,807       0.0%
    TSH Resources Bhd                                             4,102,200  1,344,730       0.0%
#   Tune Protect Group Bhd                                        3,855,300    703,316       0.0%
#   Uchi Technologies Bhd                                         1,630,400  1,123,726       0.0%
    UEM Edgenta Bhd                                               2,702,400  1,655,182       0.0%
*   UEM Sunrise Bhd                                              12,259,000  2,871,390       0.1%
#*  UMW Holdings Bhd                                                955,600  1,483,622       0.0%
#*  UMW Oil & Gas Corp. Bhd                                      26,275,708  1,787,739       0.0%
#   Unisem M Bhd                                                  3,906,890  1,785,796       0.0%
    United Malacca Bhd                                              447,250    695,737       0.0%
    United Plantations Bhd                                          436,000  2,958,832       0.1%
    United U-Li Corp. Bhd                                           613,900    248,781       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
MALAYSIA -- (Continued)
    UOA Development Bhd                                          4,855,600 $  2,999,875       0.1%
    ViTrox Corp. Bhd                                               775,800    1,017,449       0.0%
#*  Vivocom International Holdings Bhd                           7,000,700      115,237       0.0%
#   VS Industry Bhd                                              5,480,030    3,119,508       0.1%
*   Wah Seong Corp. Bhd                                          2,187,269      786,168       0.0%
#*  WCE Holdings Bhd                                               758,500      187,622       0.0%
#*  WCT Holdings Bhd                                             7,319,802    2,283,823       0.1%
#   Wellcall Holdings Bhd                                        2,990,700    1,006,526       0.0%
    WTK Holdings Bhd                                             2,322,000      395,862       0.0%
#   Yinson Holdings BHD                                          3,684,000    3,703,610       0.1%
*   YNH Property Bhd                                             3,521,488    1,229,568       0.0%
#*  Yong Tai BHD                                                 1,273,200      470,641       0.0%
*   YTL Land & Development Bhd                                   1,028,200      121,891       0.0%
    Zhulian Corp. Bhd                                              585,033      220,468       0.0%
                                                                           ------------       ---
TOTAL MALAYSIA                                                              254,515,726       3.3%
                                                                           ------------       ---
MEXICO -- (2.3%)
    Alpek S.A.B. de C.V.                                         4,175,735    5,965,958       0.1%
#   Alsea S.A.B. de C.V.                                         5,090,080   18,896,552       0.3%
#*  Axtel S.A.B. de C.V.                                         7,917,886    1,795,089       0.0%
    Banco del Bajio SA                                             301,396      642,854       0.0%
*   Bio Pappel S.A.B. de C.V.                                      360,076      347,714       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                     4,098,507    7,915,607       0.1%
*   CMR S.A.B. de C.V.                                               1,323          349       0.0%
    Consorcio ARA S.A.B. de C.V. Series *                        8,536,918    3,218,111       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR          205,047    1,279,493       0.0%
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A    1,727,133    1,080,494       0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                      960,372      942,551       0.0%
    Corp. Actinver S.A.B. de C.V.                                  187,852      137,609       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                      5,603,084    8,044,188       0.1%
    Corp. Moctezuma S.A.B. de C.V. Series *                        861,300    3,500,087       0.1%
    Corporativo Fragua S.A.B. de C.V.                                    3           39       0.0%
    Corporativo GBM S.A.B. de C.V.                                  22,477       15,612       0.0%
    Corpovael S.A. de C.V.                                          73,341       54,549       0.0%
#   Credito Real S.A.B. de C.V. SOFOM ER                         1,659,003    2,416,379       0.0%
    Cydsa S.A.B. de C.V.                                             3,875        6,527       0.0%
*   Desarrolladora Homex S.A.B. de C.V.                            303,783        2,891       0.0%
#*  Elementia S.A.B. de C.V.                                       574,539      513,035       0.0%
#*  Empresas ICA S.A.B. de C.V.                                  3,768,186       28,261       0.0%
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR               62,171        9,640       0.0%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B             7,268,330    7,046,010       0.1%
#   Gentera S.A.B. de C.V.                                       8,007,004    6,370,650       0.1%
#*  Grupo Aeromexico S.A.B. de C.V.                              1,883,378    2,626,370       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.          2,460,734   12,979,936       0.2%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                     888,135    5,176,262       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                        3,005,046    6,322,759       0.1%
*   Grupo Famsa S.A.B. de C.V. Class A                           2,385,086    1,562,251       0.0%
    Grupo Financiero Interacciones SA de C.V. Class O              804,047    3,934,239       0.1%
#*  Grupo GICSA S.A. de C.V.                                     1,565,921      822,228       0.0%
    Grupo Herdez S.A.B. de C.V. Series *                         1,985,528    4,757,313       0.1%
*   Grupo Hotelero Santa Fe S.A.B. de C.V.                         375,462      215,616       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MEXICO -- (Continued)
    Grupo Industrial Saltillo S.A.B. de C.V.                        949,753 $  1,440,216       0.0%
    Grupo KUO S.A.B. de C.V. Series B                               758,658    1,703,751       0.0%
#   Grupo Lala S.A.B. de C.V.                                       333,966      426,430       0.0%
*   Grupo Pochteca S.A.B. de C.V.                                   585,177      289,427       0.0%
    Grupo Posadas S.A.B. de C.V.                                    198,900      372,232       0.0%
#   Grupo Rotoplas S.A.B. de C.V.                                   643,003      981,246       0.0%
    Grupo Sanborns S.A.B. de C.V.                                   905,924      936,826       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                           1,221,725    3,974,417       0.1%
*   Grupo Sports World S.A.B. de C.V.                               583,706      568,037       0.0%
#*  Hoteles City Express S.A.B. de C.V.                           2,041,875    2,893,249       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                    1,350,035    6,925,570       0.1%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  30,230    1,867,609       0.0%
*   Industrias CH S.A.B. de C.V. Series B                         1,952,195    9,727,546       0.1%
#*  La Comer S.A.B. de C.V.                                       3,269,579    3,393,346       0.1%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                        246,465       94,226       0.0%
    Megacable Holdings S.A.B. de C.V.                             1,420,832    6,528,273       0.1%
#*  Minera Frisco S.A.B. de C.V.                                  2,242,920    1,228,074       0.0%
#   Nemak S.A.B. de C.V.                                          4,280,261    3,213,277       0.0%
#   OHL Mexico S.A.B. de C.V.                                        52,996       78,777       0.0%
#   Organizacion Cultiba S.A.B. de C.V.                           1,205,623      941,185       0.0%
    Qualitas Controladora S.A.B. de C.V.                          1,830,513    5,119,002       0.1%
    Rassini S.A.B. de C.V.                                          398,256    1,674,834       0.0%
    Rassini S.A.B. De C.V. Class A                                  255,358      532,643       0.0%
#   Regional S.A.B. de C.V.                                       2,045,326   13,018,659       0.2%
#*  Telesites S.A.B. de C.V.                                      7,312,072    5,673,077       0.1%
#   TV Azteca S.A.B. de C.V.                                     12,256,140    1,913,583       0.0%
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR                      517,075    1,852,419       0.0%
    Vitro S.A.B. de C.V. Series A                                   927,503    2,963,221       0.0%
                                                                            ------------       ---
TOTAL MEXICO                                                                 188,958,375       2.4%
                                                                            ------------       ---
PHILIPPINES -- (1.1%)
    A Soriano Corp.                                               3,430,211      432,773       0.0%
    ACR Mining Corp.                                                 48,205        3,126       0.0%
    Alsons Consolidated Resources, Inc.                           7,605,000      186,027       0.0%
*   Apex Mining Co., Inc.                                         9,649,000      316,053       0.0%
*   Atlas Consolidated Mining & Development Corp.                 6,148,000      510,897       0.0%
    Belle Corp.                                                  31,652,400    2,050,870       0.0%
    Bloomberry Resorts Corp.                                     18,028,900    4,270,679       0.1%
    Cebu Air, Inc.                                                1,594,810    2,727,680       0.1%
    Cebu Holdings, Inc.                                           3,291,900      390,985       0.0%
*   CEMEX Holdings Philippines, Inc.                              7,671,600      530,358       0.0%
    Century Pacific Food, Inc.                                    5,934,000    1,893,659       0.0%
    Century Properties Group, Inc.                               26,261,151      231,071       0.0%
    China Banking Corp.                                           2,405,428    1,615,398       0.0%
    Cirtek Holdings Philippines Corp.                               931,700      930,084       0.0%
    COL Financial Group, Inc.                                       130,900       40,977       0.0%
    Cosco Capital, Inc.                                          17,041,800    2,202,485       0.0%
    D&L Industries, Inc.                                         19,440,600    4,068,687       0.1%
*   DoubleDragon Properties Corp.                                 2,960,090    1,783,368       0.0%
    East West Banking Corp.                                       5,108,400    1,714,958       0.0%
*   EEI Corp.                                                     3,466,400      816,765       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
PHILIPPINES -- (Continued)
    Emperador, Inc.                                                6,617,400 $   919,937       0.0%
*   Empire East Land Holdings, Inc.                               19,893,000     252,523       0.0%
    Energy Development Corp.                                      11,405,382   1,189,185       0.0%
    Filinvest Development Corp.                                    3,314,322     470,953       0.0%
    Filinvest Land, Inc.                                         102,139,577   3,278,282       0.1%
    First Gen Corp.                                                9,938,800   2,989,138       0.1%
    First Philippine Holdings Corp.                                2,216,690   2,780,673       0.1%
*   Global Ferronickel Holdings, Inc.                             12,737,294     579,044       0.0%
*   Global-Estate Resorts, Inc.                                    2,410,000      59,058       0.0%
    Holcim Philippines, Inc.                                          80,600      14,524       0.0%
    Integrated Micro-Electronics, Inc.                             4,053,614   1,202,098       0.0%
    Leisure & Resorts World Corp.                                  3,397,640     301,033       0.0%
*   Lepanto Consolidated Mining Co.                               42,985,455     122,226       0.0%
    Lopez Holdings Corp.                                          20,270,300   1,687,209       0.0%
    Macroasia Corp.                                                2,728,800   1,355,082       0.0%
    Manila Water Co., Inc.                                         9,107,600   4,886,037       0.1%
    Max's Group, Inc.                                              1,834,200     513,114       0.0%
    Megawide Construction Corp.                                    5,721,808   2,644,406       0.0%
*   Melco Resorts And Entertainment Philippines Corp.             14,188,700   1,875,851       0.0%
    Metro Retail Stores Group, Inc.                                5,661,900     343,467       0.0%
    Nickel Asia Corp.                                              8,927,000     895,283       0.0%
    Pepsi-Cola Products Philippines, Inc.                         12,311,900     624,257       0.0%
    Petron Corp.                                                  15,670,800   2,810,376       0.1%
    Philex Mining Corp.                                            4,409,700     482,151       0.0%
*   Philippine National Bank                                       2,015,095   2,038,797       0.0%
*   Philippine National Construction Corp.                           173,000       3,072       0.0%
    Philippine Savings Bank                                          356,863     594,642       0.0%
    Philippine Seven Corp.                                             2,850       7,058       0.0%
    Philippine Stock Exchange, Inc. (The)                            121,592     516,615       0.0%
*   Philweb Corp.                                                  3,009,240     347,153       0.0%
    Phinma Energy Corp.                                           13,182,000     376,123       0.0%
    Phoenix Petroleum Philippines, Inc.                            2,243,580     512,357       0.0%
    Pilipinas Shell Petroleum Corp.                                  459,020     463,689       0.0%
    Premium Leisure Corp.                                         35,394,000     697,193       0.0%
*   Prime Orion Philippines, Inc.                                  1,955,000     121,652       0.0%
    Puregold Price Club, Inc.                                      4,655,100   4,256,680       0.1%
*   PXP Energy Corp.                                               2,873,800     771,728       0.0%
    RFM Corp.                                                      8,856,668     829,225       0.0%
    Rizal Commercial Banking Corp.                                 2,814,370   2,114,486       0.0%
    Robinsons Land Corp.                                          15,040,251   5,187,037       0.1%
    Robinsons Retail Holdings, Inc.                                1,629,840   2,863,080       0.1%
    San Miguel Food and Beverage, Inc.                             1,247,800   1,564,945       0.0%
*   SSI Group, Inc.                                                9,264,000     430,591       0.0%
    STI Education Systems Holdings, Inc.                          20,247,000     512,347       0.0%
    Travellers International Hotel Group, Inc.                     8,686,000     834,473       0.0%
    Union Bank Of Philippines                                      1,459,531   2,572,271       0.0%
    Vista Land & Lifescapes, Inc.                                 43,057,800   5,398,927       0.1%
    Xurpas, Inc.                                                   4,266,400     265,780       0.0%
                                                                             -----------       ---
TOTAL PHILIPPINES                                                             92,272,728       1.2%
                                                                             -----------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
POLAND -- (1.1%)
*   AB SA                                                            1,082 $    7,860       0.0%
*   Agora SA                                                       266,452  1,179,425       0.0%
    Alumetal SA                                                      1,983     30,340       0.0%
    Amica SA                                                        24,073    820,590       0.0%
    Apator SA                                                       68,208    486,396       0.0%
    Asseco Poland SA                                               549,318  6,858,669       0.1%
*   Bank Ochrony Srodowiska SA                                      12,873     35,258       0.0%
#*  Bioton SA                                                      539,811    805,710       0.0%
*   Boryszew SA                                                    861,931  2,168,728       0.0%
    Budimex SA                                                      82,445  4,401,255       0.1%
    CD Projekt SA                                                  141,961  5,009,744       0.1%
*   CI Games SA                                                    252,830     63,929       0.0%
*   Ciech SA                                                       223,721  3,615,890       0.1%
#   ComArch SA                                                       9,258    382,150       0.0%
    Dom Development SA                                               6,103    156,020       0.0%
#   Echo Investment SA                                              31,788     48,691       0.0%
    Elektrobudowa SA                                                 8,568    233,507       0.0%
    Enea SA                                                      1,137,043  3,368,188       0.1%
#   Energa SA                                                      869,043  2,539,346       0.0%
#   Eurocash SA                                                    366,424  2,548,914       0.0%
    Fabryki Mebli Forte SA                                         120,332  1,712,112       0.0%
*   Famur SA                                                       731,147  1,243,223       0.0%
    Firma Oponiarska Debica SA                                      29,483  1,127,504       0.0%
*   Getin Holding SA                                             3,004,455    810,932       0.0%
#*  Getin Noble Bank SA                                          2,368,074    779,795       0.0%
    Globe Trade Centre SA                                          336,053    883,122       0.0%
    Grupa Azoty Zaklady Chemiczne Police SA                         76,751    429,164       0.0%
    Grupa Kety SA                                                   70,874  7,223,053       0.1%
*   Impexmetal SA                                                  935,588  1,142,494       0.0%
    Inter Cars SA                                                   38,333  2,625,313       0.0%
    Kernel Holding SA                                              387,855  5,256,185       0.1%
#   KRUK SA                                                        108,283  7,067,160       0.1%
    LC Corp. SA                                                    819,791    642,297       0.0%
    Lentex SA                                                      124,367    267,217       0.0%
#   Lubelski Wegiel Bogdanka SA                                     70,267  1,100,440       0.0%
    Netia SA                                                     2,240,278  3,303,178       0.1%
    Neuca SA                                                        17,032  1,499,426       0.0%
    Newag SA                                                           493      2,521       0.0%
    Orbis SA                                                       133,161  3,634,026       0.1%
#   Pfleiderer Group SA                                             61,165    647,701       0.0%
#*  PKP Cargo SA                                                   110,833  1,293,727       0.0%
*   Polnord SA                                                     256,968    596,924       0.0%
*   Rafako SA                                                      524,953    612,482       0.0%
    Stalexport Autostrady SA                                       517,231    576,420       0.0%
    Stalprodukt SA                                                   9,024  1,174,385       0.0%
#*  Tauron Polska Energia SA                                     6,611,144  4,412,001       0.1%
#   Trakcja SA                                                     280,606    512,954       0.0%
*   Vistula Group SA                                             1,340,725  1,757,036       0.0%
    Warsaw Stock Exchange                                          122,600  1,375,495       0.0%
    Wawel SA                                                         1,392    411,091       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
POLAND -- (Continued)
    Zespol Elektrowni Patnow Adamow Konin SA                        86,991 $   284,793       0.0%
                                                                           -----------       ---
TOTAL POLAND                                                                89,164,781       1.1%
                                                                           -----------       ---
SOUTH AFRICA -- (6.2%)
#   Adcock Ingram Holdings, Ltd.                                   799,025   4,352,369       0.1%
*   Adcorp Holdings, Ltd.                                          896,475   1,143,380       0.0%
    Advtech, Ltd.                                                3,318,771   4,342,087       0.1%
    Aeci, Ltd.                                                   1,083,668  10,256,258       0.1%
    African Oxygen, Ltd.                                           920,937   2,248,004       0.0%
*   African Phoenix Investments, Ltd.                            6,110,928     324,619       0.0%
    African Rainbow Minerals, Ltd.                               1,068,934   8,739,213       0.1%
    Afrimat, Ltd.                                                  143,286     353,908       0.0%
    Alexander Forbes Group Holdings, Ltd.                        4,073,058   2,104,756       0.0%
*   Allied Electronics Corp., Ltd. Class A                         334,150     352,932       0.0%
    Alviva Holdings, Ltd.                                        1,332,356   2,170,266       0.0%
*   ArcelorMittal South Africa, Ltd.                             1,784,999     422,718       0.0%
#   Ascendis Health, Ltd.                                        1,529,922   1,195,578       0.0%
    Assore, Ltd.                                                   137,435   3,392,676       0.1%
    Astral Foods, Ltd.                                             434,252  10,711,928       0.1%
*   Attacq, Ltd.                                                 4,004,787   6,176,600       0.1%
*   Aveng, Ltd.                                                  3,795,612     294,957       0.0%
    AVI, Ltd.                                                    3,142,173  28,740,982       0.4%
    Balwin Properties, Ltd.                                         71,496      33,886       0.0%
    Barloworld, Ltd.                                             2,208,890  29,832,763       0.4%
    Blue Label Telecoms, Ltd.                                    3,959,693   3,930,001       0.1%
#*  Brait SE                                                       781,312   2,699,775       0.0%
    Cashbuild, Ltd.                                                202,876   7,056,070       0.1%
    Caxton and CTP Publishers and Printers, Ltd.                   313,704     252,501       0.0%
    City Lodge Hotels, Ltd.                                        309,599   4,049,230       0.1%
    Clicks Group, Ltd.                                           2,253,417  38,526,490       0.5%
    Clover Industries, Ltd.                                      1,360,664   2,094,352       0.0%
#*  Consolidated Infrastructure Group, Ltd.                        822,411     255,682       0.0%
    Coronation Fund Managers, Ltd.                               1,913,797  11,364,833       0.2%
#*  Curro Holdings, Ltd.                                           624,167   1,679,516       0.0%
    DataTec, Ltd.                                                3,846,402   6,545,706       0.1%
    Distell Group, Ltd.                                            275,355   2,943,722       0.0%
    DRDGOLD, Ltd.                                                2,932,131     693,192       0.0%
    DRDGOLD, Ltd. Sponsored ADR                                      9,400      21,432       0.0%
*   enX Group, Ltd.                                                408,074     439,801       0.0%
    EOH Holdings, Ltd.                                           1,098,252   3,338,208       0.0%
#*  Famous Brands, Ltd.                                            630,000   5,606,932       0.1%
    Foschini Group, Ltd. (The)                                   1,107,552  19,055,950       0.3%
    Gold Fields, Ltd.                                               95,527     362,673       0.0%
    Gold Fields, Ltd. Sponsored ADR                                467,848   1,787,179       0.0%
    Grand Parade Investments, Ltd.                               3,033,383     445,479       0.0%
*   Grindrod, Ltd.                                               4,947,298   5,707,095       0.1%
    Group Five, Ltd.                                             1,015,485     280,077       0.0%
    Harmony Gold Mining Co., Ltd.                                1,343,111   2,740,615       0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR                  2,663,280   5,406,458       0.1%
*   Howden Africa Holdings, Ltd.                                    39,220     128,443       0.0%
    Hudaco Industries, Ltd.                                        276,957   3,567,003       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Hulamin, Ltd.                                                 1,296,594 $    538,025       0.0%
#*  Impala Platinum Holdings, Ltd.                                3,658,435    6,516,010       0.1%
    Imperial Holdings, Ltd.                                         226,379    4,354,644       0.1%
#   Invicta Holdings, Ltd.                                          362,206    1,300,565       0.0%
    Italtile, Ltd.                                                  294,690      338,555       0.0%
    JSE, Ltd.                                                       831,201   13,043,960       0.2%
    KAP Industrial Holdings, Ltd.                                10,466,629    7,398,858       0.1%
    Lewis Group, Ltd.                                               877,469    3,303,762       0.0%
    Liberty Holdings, Ltd.                                        1,089,081   11,590,318       0.2%
    Life Healthcare Group Holdings, Ltd.                          3,545,234    8,357,120       0.1%
*   Long4Life, Ltd.                                               2,574,768    1,130,004       0.0%
    Massmart Holdings, Ltd.                                         692,340    9,245,432       0.1%
    Merafe Resources, Ltd.                                       11,489,424    1,475,430       0.0%
#   Metair Investments, Ltd.                                      1,327,517    2,291,772       0.0%
    Metrofile Holdings, Ltd.                                        147,716       47,403       0.0%
    MiX Telematics, Ltd.                                             37,895       25,469       0.0%
    MiX Telematics, Ltd. Sponsored ADR                                2,902       48,492       0.0%
    MMI Holdings, Ltd.                                            6,193,335   11,025,253       0.1%
    Mpact, Ltd.                                                   1,578,001    3,611,453       0.1%
    Murray & Roberts Holdings, Ltd.                               3,959,853    4,950,541       0.1%
#*  Nampak, Ltd.                                                  5,214,254    5,801,960       0.1%
*   Net 1 UEPS Technologies, Inc.                                       776        5,814       0.0%
    Netcare, Ltd.                                                 1,115,980    2,778,887       0.0%
*   Northam Platinum, Ltd.                                        3,268,937   10,096,890       0.1%
    Oceana Group, Ltd.                                              447,176    2,966,909       0.0%
    Omnia Holdings, Ltd.                                            609,560    7,011,569       0.1%
    Peregrine Holdings, Ltd.                                      1,938,857    3,355,283       0.1%
    Pick n Pay Stores, Ltd.                                       2,687,210   17,396,231       0.2%
    Pioneer Foods Group, Ltd.                                       323,078    3,142,082       0.0%
*   PPC, Ltd.                                                    14,661,585   10,244,151       0.1%
    PSG Konsult, Ltd.                                                42,544       31,029       0.0%
    Raubex Group, Ltd.                                            1,306,791    2,170,398       0.0%
    RCL Foods, Ltd.                                                 705,154    1,027,915       0.0%
    Reunert, Ltd.                                                 1,622,219   10,106,435       0.1%
#   Rhodes Food Group Pty, Ltd.                                     671,444      967,027       0.0%
*   Royal Bafokeng Platinum, Ltd.                                   701,039    1,312,081       0.0%
    Santam, Ltd.                                                    320,610    8,179,261       0.1%
#*  Sibanye Gold, Ltd.                                            3,307,601    2,899,307       0.0%
    SPAR Group, Ltd. (The)                                        1,306,934   22,142,969       0.3%
    Spur Corp., Ltd.                                                627,199    1,357,153       0.0%
#*  Stadio Holdings, Ltd.                                           618,529      236,250       0.0%
#*  Sun International, Ltd.                                       1,059,882    4,819,401       0.1%
*   Super Group, Ltd.                                             3,359,375   10,014,216       0.1%
    Telkom SA SOC, Ltd.                                           2,036,964    9,302,502       0.1%
    Tongaat Hulett, Ltd.                                          1,021,284    7,403,244       0.1%
    Transaction Capital, Ltd.                                     1,055,403    1,481,711       0.0%
    Trencor, Ltd.                                                 1,369,751    3,794,488       0.1%
    Truworths International, Ltd.                                 1,797,580   14,696,255       0.2%
    Tsogo Sun Holdings, Ltd.                                      2,858,414    5,225,140       0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                                 506,623    6,440,241       0.1%
                                                                            ------------       ---
TOTAL SOUTH AFRICA                                                           515,168,160       6.6%
                                                                            ------------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (16.5%)
#*  3S Korea Co., Ltd.                                           151,842 $  343,115       0.0%
#*  A-Tech Solution Co., Ltd.                                     40,016    400,620       0.0%
#   ABco Electronics Co., Ltd.                                    76,717    581,171       0.0%
#*  Able C&C Co., Ltd.                                            82,423  1,323,301       0.0%
#   ABOV Semiconductor Co., Ltd.                                 118,431    635,142       0.0%
#*  Ace Technologies Corp.                                       178,732    720,988       0.0%
#*  Actoz Soft Co., Ltd.                                          50,910    821,344       0.0%
#*  ADTechnology Co., Ltd.                                        47,909    410,966       0.0%
#*  Advanced Digital Chips, Inc.                                 169,506    333,475       0.0%
#   Advanced Nano Products Co., Ltd.                              68,114  1,151,426       0.0%
*   Advanced Process Systems Corp.                                15,723    338,511       0.0%
#   Aekyung Petrochemical Co., Ltd.                              126,838  1,723,378       0.0%
#   AfreecaTV Co., Ltd.                                           74,661  2,400,220       0.1%
#*  Agabang&Company                                              253,993  1,377,576       0.0%
#   Ahn-Gook Pharmaceutical Co., Ltd.                             58,793    872,976       0.0%
#   Ahnlab, Inc.                                                  53,146  3,166,481       0.1%
#   AJ Networks Co., Ltd.                                         92,793    551,281       0.0%
*   AJ Rent A Car Co., Ltd.                                      125,497  1,579,544       0.0%
#*  Ajin Industrial Co., Ltd.                                    102,112    293,299       0.0%
    AJINEXTEK Co., Ltd.                                           31,359    407,608       0.0%
    AK Holdings, Inc.                                             38,738  2,644,478       0.1%
#*  Alticast Corp.                                                73,734    299,320       0.0%
#   ALUKO Co., Ltd.                                              367,542  1,546,545       0.0%
*   Alvogen Korea Co., Ltd                                           116      2,996       0.0%
#*  Aminologics Co., Ltd.                                        348,653    916,733       0.0%
*   Amotech Co., Ltd.                                             72,347  2,267,684       0.1%
#*  Anam Electronics Co., Ltd.                                   738,248  2,169,927       0.0%
#   Anapass, Inc.                                                 70,895  1,212,754       0.0%
#*  Aprogen Healthcare & Games, Inc.                             158,780    463,352       0.0%
#*  Aprogen KIC, Inc.                                             72,652    839,506       0.0%
#*  APS Holdings Corp.                                           341,526  2,083,119       0.0%
#*  Arion Technology, Inc.                                       129,146    119,305       0.0%
#   Asia Cement Co., Ltd.                                         15,324  2,116,066       0.0%
    ASIA Holdings Co., Ltd.                                       10,133  1,425,703       0.0%
#   Asia Paper Manufacturing Co., Ltd.                            41,937  1,210,178       0.0%
*   Asiana Airlines, Inc.                                        972,693  4,795,198       0.1%
#   Atec Co., Ltd.                                                20,052    213,552       0.0%
#   Atinum Investment Co., Ltd.                                  291,863  1,125,002       0.0%
    AtlasBX Co., Ltd.                                                571     24,925       0.0%
#   AUK Corp.                                                    220,465    584,202       0.0%
#   Aurora World Corp.                                            42,236    483,131       0.0%
#   Austem Co., Ltd.                                             160,334    579,291       0.0%
#   Autech Corp.                                                 123,048  1,731,877       0.0%
#*  Automobile & PCB                                             392,603    298,097       0.0%
#*  Avaco Co., Ltd.                                              105,551    802,076       0.0%
#   Avatec Co., Ltd.                                               5,446     38,785       0.0%
#   Baiksan Co., Ltd.                                            100,931    564,849       0.0%
#*  Barun Electronics Co., Ltd.                                  568,830    730,956       0.0%
#*  Barunson Entertainment & Arts Corp.                          473,902    832,987       0.0%
#   Bcworld Pharm Co., Ltd.                                       42,626  1,164,019       0.0%
#*  BG T&A Co.                                                    60,626    183,391       0.0%
*   BH Co., Ltd.                                                 186,587  3,739,485       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Binex Co., Ltd.                                              145,862 $2,016,494       0.0%
    Binggrae Co., Ltd.                                            52,039  3,236,683       0.1%
#*  Biolog Device Co., Ltd.                                      126,061    277,742       0.0%
#*  BioSmart Co., Ltd.                                           134,659    724,295       0.0%
#*  Biotoxtech Co., Ltd.                                          65,339  1,209,634       0.0%
#*  BIT Computer Co., Ltd.                                       113,558    620,620       0.0%
#   Bixolon Co., Ltd.                                             87,925    498,130       0.0%
#   Bluecom Co., Ltd.                                            103,817    584,088       0.0%
#   Boditech Med, Inc.                                           116,248  1,913,252       0.0%
#*  Bohae Brewery Co., Ltd.                                      632,425    663,468       0.0%
#   BoKwang Industry Co., Ltd.                                    98,060    555,602       0.0%
    Bookook Securities Co., Ltd.                                  14,493    329,275       0.0%
#*  Boryung Medience Co., Ltd.                                    53,361    725,249       0.0%
#   Boryung Pharmaceutical Co., Ltd.                             251,820  2,832,451       0.1%
#*  Bosung Power Technology Co., Ltd.                            453,255  1,918,741       0.0%
#*  Brain Contents Co., Ltd.                                     805,232    725,871       0.0%
#   BRIDGETEC Corp.                                               35,241    147,030       0.0%
#*  Bubang Co., Ltd.                                             218,353    622,188       0.0%
    Bukwang Pharmaceutical Co., Ltd.                             113,474  2,739,737       0.1%
    Busan City Gas Co., Ltd.                                       1,886     63,632       0.0%
#   BYC Co., Ltd.                                                  1,007    265,958       0.0%
#*  BYON Co., Ltd.                                               248,505    707,987       0.0%
#   Byucksan Corp.                                               369,822  1,438,350       0.0%
#*  C&S Asset Management Co., Ltd.                               166,435     51,133       0.0%
#*  CammSys Corp.                                                308,501    674,023       0.0%
#   Capro Corp.                                                  332,967  2,360,054       0.1%
    Caregen Co., Ltd.                                             18,100  1,508,704       0.0%
    Cell Biotech Co., Ltd.                                        51,500  2,047,806       0.0%
#*  Celltrion Pharm, Inc.                                         78,721  6,326,989       0.1%
#*  Chabiotech Co., Ltd.                                         290,944  5,782,387       0.1%
#   Changhae Ethanol Co., Ltd.                                    51,020    831,095       0.0%
#*  Charm Engineering Co., Ltd.                                  264,298    521,667       0.0%
#*  Chemtronics Co., Ltd.                                         71,610    425,349       0.0%
#   Cheryong Electric Co., Ltd.                                   76,160  1,067,925       0.0%
#   Cheryong Industrial Co. Ltd/new                               49,903    664,914       0.0%
#*  Chin Hung International, Inc.                                234,602    520,299       0.0%
    Chinyang Holdings Corp.                                      167,246    442,979       0.0%
#*  Choa Pharmaceutical Co.                                      135,100    715,170       0.0%
#   Choheung Corp.                                                   382     79,597       0.0%
#*  Chokwang Leather Co., Ltd.                                       607     21,681       0.0%
#   Chokwang Paint, Ltd.                                          46,428    409,944       0.0%
    Chong Kun Dang Pharmaceutical Corp.                           48,122  5,235,857       0.1%
#   Chongkundang Holdings Corp.                                   27,820  1,814,846       0.0%
#   Choong Ang Vaccine Laboratory                                 43,598    976,995       0.0%
#*  Chorokbaem Media Co., Ltd.                                   319,784    568,789       0.0%
    Chosun Refractories Co., Ltd.                                  6,715    524,404       0.0%
#   Chungdahm Learning, Inc.                                      42,900    646,185       0.0%
    CJ CGV Co., Ltd.                                              82,715  5,741,317       0.1%
    CJ Freshway Corp.                                             48,800  1,728,022       0.0%
    CJ Hello Co., Ltd.                                           217,479  1,732,201       0.0%
    CJ O Shopping Co., Ltd.                                       29,131  6,076,575       0.1%
#*  CJ Seafood Corp.                                             191,102    504,128       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   CKD Bio Corp.                                                 31,884 $   682,029       0.0%
#   Clean & Science Co., Ltd.                                     34,870     435,617       0.0%
#   CLIO Cosmetics Co., Ltd.                                      20,195     683,547       0.0%
#*  Codes Combine Co., Ltd.                                       76,049     272,261       0.0%
#   Commax Co., Ltd.                                              69,572     391,437       0.0%
    Coreana Cosmetics Co., Ltd.                                  174,532   1,308,631       0.0%
#   Cosmax BTI, Inc.                                              38,714   1,545,927       0.0%
#   Cosmax, Inc.                                                  86,687  12,656,309       0.2%
#   Cosmecca Korea Co., Ltd.                                      23,824     878,674       0.0%
#*  CosmoAM&T Co., Ltd.                                           92,915   1,683,353       0.0%
#*  Cosmochemical Co., Ltd.                                       83,357   1,601,662       0.0%
#*  COSON Co., Ltd.                                              117,294   1,699,657       0.0%
#   COWELL FASHION Co., Ltd.                                     234,384   1,187,037       0.0%
#*  Creaplanet Co., Ltd.                                         191,995     377,063       0.0%
#*  Creative & Innovative System                                 281,148     751,591       0.0%
#   Crown Confectionery Co., Ltd.                                 39,940     533,092       0.0%
#   CROWNHAITAI Holdings Co., Ltd.                                65,516   1,018,217       0.0%
#*  CrucialTec Co., Ltd.                                         756,561   1,335,253       0.0%
#   CS Wind Corp.                                                 46,867   1,448,726       0.0%
#*  CTC BIO, Inc.                                                 82,400   1,128,418       0.0%
#*  CTL, Inc.                                                    160,964     761,673       0.0%
#   Cuckoo Holdings Co., Ltd.                                      7,396     821,870       0.0%
#*  Cuckoo Homesys Co., Ltd.                                       4,090     811,935       0.0%
#*  Curo Co., Ltd.                                               805,869     936,290       0.0%
#*  CUROCOM Co., Ltd.                                             85,800     201,639       0.0%
#*  Curoholdings Co., Ltd.                                       423,171     398,261       0.0%
#   Cymechs, Inc.                                                 35,317     441,305       0.0%
#   D.I Corp.                                                    210,467     957,943       0.0%
#   Dae Dong Industrial Co., Ltd.                                 96,824     820,565       0.0%
    Dae Han Flour Mills Co., Ltd.                                  7,679   1,348,930       0.0%
#   Dae Hyun Co., Ltd.                                           240,518     580,373       0.0%
#*  Dae Won Chemical Co., Ltd.                                   273,923     609,398       0.0%
    Dae Won Kang Up Co., Ltd.                                    161,566     656,395       0.0%
#*  Dae Young Packaging Co., Ltd.                                622,311     581,626       0.0%
#   Dae-Il Corp.                                                 101,568     709,114       0.0%
#   Daea TI Co., Ltd.                                            552,451   2,609,182       0.1%
#   Daebongls Co., Ltd.                                           69,097     729,100       0.0%
#   Daechang Co., Ltd.                                           314,932     345,970       0.0%
    Daechang Forging Co., Ltd.                                     8,880     418,220       0.0%
    Daeduck Electronics Co.                                      277,627   2,158,839       0.0%
    Daeduck GDS Co., Ltd.                                        157,900   2,180,071       0.0%
    Daegu Department Store                                        32,833     311,339       0.0%
#*  Daehan New Pharm Co., Ltd.                                    79,981   1,209,593       0.0%
    Daehan Steel Co., Ltd.                                       125,858   1,385,968       0.0%
#   Daehwa Pharmaceutical Co., Ltd.                               58,936   1,645,942       0.0%
#   Daejoo Co., Ltd.                                              12,773      21,887       0.0%
#*  Daejoo Electronic Materials Co., Ltd.                         81,087   1,544,057       0.0%
    Daekyo Co., Ltd.                                             242,152   1,776,554       0.0%
#   Daelim B&Co Co., Ltd.                                         98,313     585,843       0.0%
#   Daelim C&S Co., Ltd.                                           6,122      81,630       0.0%
#*  DAEMYUNG Corp. Co., Ltd.                                     358,770   1,236,092       0.0%
#   Daeryuk Can Co., Ltd.                                        104,537     656,033       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Daesang Corp.                                                198,429 $4,922,843       0.1%
#   Daesang Holdings Co., Ltd.                                   142,191  1,244,231       0.0%
    Daesung Energy Co., Ltd.                                      65,638    364,684       0.0%
#   Daesung Holdings Co., Ltd.                                    26,734    201,518       0.0%
#*  Daesung Industrial Co., Ltd.                                  54,152    257,508       0.0%
#*  Daesung Private Equity, Inc.                                  82,949    208,645       0.0%
#*  Daewon Cable Co., Ltd.                                       404,913    726,834       0.0%
#*  Daewon Media Co., Ltd.                                        77,129    687,155       0.0%
#   Daewon Pharmaceutical Co., Ltd.                              117,733  2,185,891       0.0%
    Daewon San Up Co., Ltd.                                      104,480    705,669       0.0%
#*  Daewoo Electronic Components Co., Ltd.                       243,055    706,808       0.0%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.            67,632  1,501,375       0.0%
    Daewoong Co., Ltd.                                           185,019  3,206,859       0.1%
    Daewoong Pharmaceutical Co., Ltd.                             20,238  3,345,380       0.1%
*   Dahaam E-Tec Co., Ltd.                                         2,100      6,636       0.0%
#   Daihan Pharmaceutical Co., Ltd.                               37,153  1,540,055       0.0%
    Daishin Securities Co., Ltd.                                 297,668  3,796,920       0.1%
#*  Danal Co., Ltd.                                              376,500  1,697,700       0.0%
#   Danawa Co., Ltd.                                              54,302    907,624       0.0%
#   Daou Data Corp.                                              161,737  1,833,279       0.0%
#   Daou Technology, Inc.                                        267,720  6,004,488       0.1%
#*  Dasan Networks, Inc.                                         120,319    748,970       0.0%
#   Dawonsys Co., Ltd.                                           167,481  3,084,388       0.1%
#*  DAYLI BlockChian Co., Ltd.                                    73,950    254,824       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                   502,384    587,929       0.0%
*   Dayou Plus Co., Ltd.                                         443,110    430,837       0.0%
    DB Financial Investment Co., Ltd.                            276,105  1,199,051       0.0%
    DB HiTek Co., Ltd.                                           293,840  3,667,370       0.1%
#*  DB, Inc.                                                     831,396    627,146       0.0%
#   DCM Corp.                                                     42,882    495,270       0.0%
#*  Deco&E Co., Ltd.                                             465,488    334,304       0.0%
#*  Deutsch Motors, Inc.                                         186,431  1,163,094       0.0%
#   Development Advance Solution Co., Ltd.                         9,029     91,861       0.0%
#   DHP Korea Co., Ltd.                                           85,942    904,349       0.0%
    Digital Chosun Co., Ltd.                                     216,515    473,088       0.0%
#*  Digital Optics Co., Ltd.                                      63,634    121,258       0.0%
#   Digital Power Communications Co., Ltd.                       257,065  1,028,801       0.0%
#*  DIO Corp.                                                    101,568  3,940,592       0.1%
#   Display Tech Co., Ltd.                                        52,616    196,398       0.0%
#   DMS Co., Ltd.                                                162,618  1,045,619       0.0%
#   DNF Co., Ltd.                                                 71,511    771,567       0.0%
#   Dong A Eltek Co., Ltd.                                        78,504    759,941       0.0%
#*  Dong Ah Tire & Rubber Co., Ltd.                               44,790    576,518       0.0%
    Dong-A Socio Holdings Co., Ltd.                               21,487  2,524,130       0.1%
    Dong-A ST Co., Ltd.                                           45,846  4,694,175       0.1%
#   Dong-Ah Geological Engineering Co., Ltd.                      76,065  1,482,255       0.0%
#   Dong-Il Corp.                                                  6,596    322,316       0.0%
#   Dongbang Transport Logistics Co., Ltd.                        64,316    118,995       0.0%
#*  Dongbu Corp.                                                  70,461    831,497       0.0%
#*  Dongbu Steel Co., Ltd.                                        74,241    778,469       0.0%
    Dongil Industries Co., Ltd.                                   11,279    760,425       0.0%
    Dongjin Semichem Co., Ltd.                                   255,935  3,352,832       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Dongkook Industrial Co., Ltd.                                  157,704 $  189,996       0.0%
    DongKook Pharmaceutical Co., Ltd.                               38,218  2,500,357       0.1%
#   Dongkuk Industries Co., Ltd.                                   312,436  1,136,078       0.0%
    Dongkuk Steel Mill Co., Ltd.                                   544,707  5,574,510       0.1%
#   Dongkuk Structures & Construction Co., Ltd.                    299,839  1,402,949       0.0%
#*  Dongnam Marine Crane Co., Ltd.                                 240,030    343,966       0.0%
#   Dongsung Chemical Co., Ltd.                                     17,370    283,622       0.0%
#   DONGSUNG Corp.                                                 226,392  1,440,160       0.0%
#*  Dongsung Finetec Co., Ltd.                                     138,157    823,578       0.0%
#   Dongwha Enterprise Co., Ltd.                                    28,221    897,578       0.0%
#   Dongwha Pharm Co., Ltd.                                        200,939  2,152,822       0.0%
#*  DongWon Co., Ltd.                                               31,542    209,992       0.0%
    Dongwon Development Co., Ltd.                                  519,419  2,407,711       0.1%
#   Dongwon F&B Co., Ltd.                                           11,805  2,631,260       0.1%
    Dongwon Industries Co., Ltd.                                    12,260  3,869,089       0.1%
#   Dongwon Systems Corp.                                           23,538    988,826       0.0%
#   Dongwoo Farm To Table Co., Ltd.                                 75,970    298,951       0.0%
    Dongwoon Anatech Co., Ltd.                                      13,481    178,712       0.0%
    Dongyang E&P, Inc.                                              41,389    452,426       0.0%
#*  Dongyang Steel Pipe Co., Ltd.                                  757,870  1,811,951       0.0%
#*  Doosan Engine Co., Ltd.                                        411,154  2,401,897       0.1%
#   DoubleUGames Co., Ltd.                                          69,759  4,053,772       0.1%
    Douzone Bizon Co., Ltd.                                        117,910  5,423,350       0.1%
#*  Dragonfly GF Co., Ltd.                                          51,555    296,618       0.0%
    DRB Holding Co., Ltd.                                           64,591    498,539       0.0%
#*  DRTECH Corp.                                                   152,670    331,821       0.0%
#   DSK Co., Ltd.                                                   98,543    662,458       0.0%
#   DSR Corp.                                                       23,050    134,079       0.0%
#   DSR Wire Corp.                                                  66,361    406,675       0.0%
#*  DST ROBOT Co., Ltd.                                            474,308    728,304       0.0%
*   DT&C Co., Ltd.                                                   3,240     35,016       0.0%
#   DTR Automotive Corp.                                            32,595    997,048       0.0%
#*  Duk San Neolux Co., Ltd.                                        83,684  1,174,354       0.0%
#*  Duksan Hi-Metal Co., Ltd.                                       66,695    438,629       0.0%
#   Duksung Co., Ltd.                                               81,764    348,884       0.0%
    DY Corp.                                                       135,846    803,088       0.0%
#   DY POWER Corp.                                                  60,459  1,298,483       0.0%
    e Tec E&C, Ltd.                                                 12,949  1,762,727       0.0%
    e-Credible Co., Ltd.                                            22,531    297,752       0.0%
#   e-LITECOM Co., Ltd.                                             58,444    319,796       0.0%
#*  E-TRON Co., Ltd.                                             1,491,477    406,627       0.0%
    E1 Corp.                                                        25,214  1,472,914       0.0%
    Eagon Industrial, Ltd.                                          60,472    569,454       0.0%
    Easy Bio, Inc.                                                 374,482  2,681,420       0.1%
#*  EcoBio Holdings Co., Ltd.                                       62,460    544,291       0.0%
*   Ecopro Co., Ltd.                                               158,695  5,334,707       0.1%
#   Eehwa Construction Co., Ltd.                                    92,257  1,043,737       0.0%
#   EG Corp.                                                        47,517    541,944       0.0%
#*  Ehwa Technologies Information Co., Ltd.                      3,050,382  1,570,270       0.0%
#   Elcomtec Co., Ltd.                                             261,529    627,278       0.0%
#*  Elentec Co., Ltd.                                              116,016    396,801       0.0%
*   ELK Corp.                                                      192,381    175,320       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   EM-Tech Co., Ltd.                                            102,271 $ 1,617,809       0.0%
#*  Emerson Pacific, Inc.                                         55,198   1,948,378       0.0%
#*  EMKOREA Co., Ltd.                                             88,519     417,138       0.0%
#*  EMW Co., Ltd.                                                173,518     557,226       0.0%
#*  Enerzent Co., Ltd.                                           195,288     688,432       0.0%
#   Enex Co., Ltd.                                               335,866     649,440       0.0%
    ENF Technology Co., Ltd.                                      79,474   1,245,181       0.0%
#   Eo Technics Co., Ltd.                                         69,018   4,838,712       0.1%
#   Estechpharma Co., Ltd.                                        89,268   1,114,321       0.0%
#*  ESTsoft Corp.                                                 33,140     214,884       0.0%
    Eugene Corp.                                                 453,657   3,420,330       0.1%
*   Eugene Investment & Securities Co., Ltd.                     588,034   2,051,414       0.0%
#   Eugene Technology Co., Ltd.                                  128,700   2,172,657       0.0%
#*  Eusu Holdings Co., Ltd.                                      119,655     762,138       0.0%
#   EVERDIGM Corp.                                                87,678     833,666       0.0%
#*  EXA E&C, Inc.                                                 99,097     144,248       0.0%
#*  Exem Co., Ltd.                                               152,435     574,161       0.0%
#   Exicon Co., Ltd.                                              31,648     316,655       0.0%
#   Ezwelfare Co., Ltd.                                           43,872     447,768       0.0%
    F&F Co., Ltd.                                                 61,898   2,522,314       0.1%
#   Farmsco                                                      168,568   1,866,231       0.0%
#*  FarmStory Co., Ltd.                                          547,789     737,976       0.0%
#*  Feelingk Co., Ltd.                                           300,145     941,490       0.0%
#   Feelux Co., Ltd.                                             283,759   4,754,987       0.1%
    Fila Korea, Ltd.                                             101,983  12,387,329       0.2%
#   Fine DNC Co., Ltd.                                           103,000     263,969       0.0%
#*  Fine Technix Co., Ltd.                                       206,246     453,760       0.0%
#*  Finetex EnE, Inc.                                             76,323     255,827       0.0%
#*  Firstec Co., Ltd.                                            209,199   1,090,746       0.0%
#*  Foosung Co., Ltd.                                            431,979   3,778,134       0.1%
    Fursys, Inc.                                                  15,442     445,197       0.0%
#*  G-SMATT GLOBAL Co., Ltd.                                     127,846   1,372,452       0.0%
#   Gabia, Inc.                                                   56,369     394,224       0.0%
#   Galaxia Communications Co., Ltd.(B1Z2V60)                     90,457     374,105       0.0%
    Galaxia Communications co., Ltd.()                            11,884       7,566       0.0%
#*  Gamevil, Inc.                                                 45,326   2,530,674       0.1%
    Gaon Cable Co., Ltd.                                          23,823     601,485       0.0%
#*  Genic Co., Ltd.                                               42,514     763,276       0.0%
#*  Genie Music Corp.                                            218,948   1,048,421       0.0%
#   Geumhwa PSC Co., Ltd.                                          6,153     210,324       0.0%
#*  Gigalane Co., Ltd.                                           240,818     700,726       0.0%
    GIIR, Inc.                                                    22,387     179,952       0.0%
*   Global Display Co., Ltd.                                      36,299      40,104       0.0%
    Global Standard Technology Co., Ltd.                          11,274      99,174       0.0%
#   GMB Korea Corp.                                               79,071     595,546       0.0%
#*  GMP Co., Ltd.                                                 62,450     427,934       0.0%
#*  GNCO Co., Ltd.                                               682,448   1,844,538       0.0%
    Golfzon Co., Ltd.                                             26,580   1,110,915       0.0%
#   Golfzon Newdin Holdings Co., Ltd.                            213,783   1,104,847       0.0%
#*  Good People Co., Ltd.                                        142,207     945,777       0.0%
    Grand Korea Leisure Co., Ltd.                                107,130   2,723,767       0.1%
    Green Cross Holdings Corp.                                     6,856     244,046       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   GS Global Corp.                                                415,668 $1,541,873       0.0%
    GS Home Shopping, Inc.                                          26,507  4,302,389       0.1%
#   Gwangju Shinsegae Co., Ltd.                                      3,686    787,210       0.0%
#*  GY Commerce Co., Ltd.                                          149,142    665,108       0.0%
#   HAESUNG DS Co., Ltd.                                            76,086  1,245,231       0.0%
#   Haesung Industrial Co., Ltd.                                    25,164    375,893       0.0%
#*  Haesung Optics Co., Ltd.                                        60,772    198,240       0.0%
    Haimarrow Food Service Co., ltd.                                95,747    228,024       0.0%
    Haitai Confectionery & Foods Co., Ltd.                          58,817    866,856       0.0%
#   Halla Corp.                                                    151,009  1,143,576       0.0%
#   Halla Holdings Corp.                                            90,239  4,320,636       0.1%
#*  Han Chang Corp.                                                 60,815    159,228       0.0%
#   Han Kuk Carbon Co., Ltd.                                       265,268  1,482,112       0.0%
#*  Hana Micron, Inc.                                              152,743    720,360       0.0%
#   Hana Tour Service, Inc.                                         79,962  8,835,527       0.1%
#   Hancom MDS, Inc.                                                52,411    850,131       0.0%
    Hancom, Inc.                                                   152,021  2,243,274       0.1%
#   Handok, Inc.                                                    46,806  1,429,110       0.0%
#   Handsome Co., Ltd.                                             153,029  4,749,966       0.1%
    Hanil Cement Co., Ltd.                                          28,711  4,458,913       0.1%
#*  Hanil Vacuum Co., Ltd.                                         342,141    767,759       0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.               712,169  2,242,751       0.1%
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd.       87,816    323,389       0.0%
#   Hanjin Kal Corp.                                               415,081  9,442,515       0.1%
    Hanjin Transportation Co., Ltd.                                 86,910  2,088,813       0.0%
#*  Hankook Cosmetics Co., Ltd.                                     77,549  1,301,410       0.0%
#   Hankook Cosmetics Manufacturing Co., Ltd.                       15,080    692,378       0.0%
    Hankook Shell Oil Co., Ltd.                                      5,352  1,668,885       0.0%
*   Hankook Technology, Inc.                                        57,234     93,533       0.0%
    Hankuk Glass Industries, Inc.                                    9,314    350,578       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                            23,476    523,835       0.0%
#   Hankuk Steel Wire Co., Ltd.                                     58,735    206,855       0.0%
#   Hanla IMS Co., Ltd.                                             43,244    318,654       0.0%
#   Hanmi Semiconductor Co., Ltd.                                  230,587  2,252,538       0.1%
#   HanmiGlobal Co., Ltd.                                           65,410    628,225       0.0%
#   Hans Biomed Corp.                                               62,852  1,744,271       0.0%
#   Hansae Co., Ltd.                                               179,726  3,791,265       0.1%
#   Hansae MK Co., Ltd.                                             44,029    407,834       0.0%
    Hansae Yes24 Holdings Co., Ltd.                                 96,969  1,002,649       0.0%
#   Hanshin Construction                                            60,839  1,318,922       0.0%
#   Hanshin Machinery Co.                                          226,979    739,003       0.0%
#   Hansol Chemical Co., Ltd.                                       76,789  5,059,351       0.1%
    Hansol Holdings Co., Ltd.                                      389,445  1,918,593       0.0%
#   Hansol HomeDeco Co., Ltd.                                      664,337  1,055,653       0.0%
    Hansol Paper Co., Ltd.                                         145,379  2,333,220       0.1%
#*  Hansol SeenTec Co., Ltd.                                       318,065    375,902       0.0%
*   Hansol Technics Co., Ltd.                                      166,414  1,887,212       0.0%
#*  Hanwha Aerospace Co., Ltd.                                      52,111  1,168,136       0.0%
#*  Hanwha Galleria Timeworld Co., Ltd.                             17,255    837,486       0.0%
    Hanwha General Insurance Co., Ltd.                             440,168  3,077,712       0.1%
#*  Hanwha Investment & Securities Co., Ltd.                     1,037,505  3,106,897       0.1%
#   Hanyang Eng Co., Ltd.                                           80,741  1,060,056       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Hanyang Securities Co., Ltd.                                    41,592 $  303,834       0.0%
#*  Harim Co., Ltd.                                                428,356  1,540,218       0.0%
    Harim Holdings Co., Ltd.                                       300,775  1,129,110       0.0%
#   HB Technology Co., Ltd.                                        451,483  1,160,339       0.0%
#   HDC I-Controls Co., Ltd.                                        43,044    586,669       0.0%
#*  HDPRO Co., Ltd.                                                 61,590    231,705       0.0%
#*  Heung-A Shipping Co., Ltd.                                   1,444,950  1,126,915       0.0%
#*  Heungkuk Fire & Marine Insurance Co., Ltd.                     307,381  1,642,322       0.0%
#   High Tech Pharm Co., Ltd.                                       23,615    283,196       0.0%
    Hite Jinro Co., Ltd.                                             8,453    171,966       0.0%
    Hitejinro Holdings Co., Ltd.                                    72,185    638,369       0.0%
#*  HizeAero Co., Ltd.                                               9,927     65,376       0.0%
    HMC Investment Securities Co., Ltd.                            155,856  1,713,009       0.0%
#   Home Center Holdings Co., Ltd.                                 534,946  1,131,581       0.0%
#*  Homecast Co., Ltd.                                             232,691  2,078,114       0.0%
#   HS Industries Co., Ltd.                                        331,416  2,642,400       0.1%
#   HS R&A Co., Ltd.                                               262,709    548,173       0.0%
#*  Huayi Brothers Korea Co., Ltd.                                  77,945    311,127       0.0%
    Huchems Fine Chemical Corp.                                    207,472  5,150,721       0.1%
*   Humax Co., Ltd.                                                155,122  1,180,639       0.0%
    Humedix Co., Ltd.                                               47,028  1,740,000       0.0%
#*  Huneed Technologies                                             87,618    905,919       0.0%
    Huons Co., Ltd.                                                 36,938  4,189,731       0.1%
#   Huons Global Co., Ltd.                                          43,499  2,894,192       0.1%
#   Husteel Co., Ltd.                                               20,207    287,786       0.0%
    Huvis Corp.                                                    124,216  1,560,859       0.0%
#   Huvitz Co., Ltd.                                                86,724    972,925       0.0%
#   Hwa Shin Co., Ltd.                                             153,608    541,610       0.0%
    Hwacheon Machine Tool Co., Ltd.                                  6,481    341,172       0.0%
#   Hwail Pharm Co., Ltd.                                           74,710    538,916       0.0%
#*  Hwajin Co., Ltd.                                               136,667    439,170       0.0%
#   Hwangkum Steel & Technology Co., Ltd.                           78,961    901,549       0.0%
    HwaSung Industrial Co., Ltd.                                    79,316  1,221,696       0.0%
#   Hy-Lok Corp.                                                    76,315  1,965,315       0.0%
#   Hyosung ONB Co., Ltd.                                           15,415    171,926       0.0%
#   HyosungITX Co., Ltd.                                            29,128    337,141       0.0%
    Hyundai BNG Steel Co., Ltd.                                     92,077  1,111,517       0.0%
#*  Hyundai Cement Co.                                              22,245    544,300       0.0%
#   Hyundai Corp Holdings, Inc.                                     45,036    613,090       0.0%
    Hyundai Corp.                                                   68,663  1,434,681       0.0%
#   Hyundai Elevator Co., Ltd.                                      91,581  8,847,954       0.1%
    Hyundai Engineering Plastics Co., Ltd.                         161,066  1,016,018       0.0%
    Hyundai Greenfood Co., Ltd.                                    251,306  3,609,182       0.1%
    Hyundai Home Shopping Network Corp.                             35,887  3,633,746       0.1%
    Hyundai Hy Communications & Networks Co., Ltd.                 332,548  1,353,763       0.0%
*   Hyundai Information Technology Co., Ltd.                        20,856     61,003       0.0%
#   Hyundai Livart Furniture Co., Ltd.                             120,416  2,724,058       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                            1,115,504  6,288,912       0.1%
#   Hyundai Pharmaceutical Co., Ltd.                               191,697  1,081,992       0.0%
#*  Hyundai Rotem Co., Ltd.                                        180,784  4,508,790       0.1%
#   Hyundai Telecommunication Co., Ltd.                             26,501    288,784       0.0%
#   HyVision System, Inc.                                           99,434  1,854,025       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  I&C Technology Co., Ltd.                                      60,475 $  286,264       0.0%
#*  i-Components Co., Ltd.                                        43,399    229,791       0.0%
    i-SENS, Inc.                                                  98,612  2,583,681       0.1%
#   I3System, Inc.                                                34,950    727,499       0.0%
#*  iA, Inc.                                                     211,507    691,379       0.0%
#   ICD Co., Ltd.                                                110,626  1,008,175       0.0%
*   ICK Co., Ltd.                                                 90,280    147,199       0.0%
#*  IHQ, Inc.                                                    535,723  1,065,079       0.0%
#   IL Dong Pharmaceutical Co., Ltd.                              56,461  1,307,388       0.0%
#   IlDong Holdings Co., Ltd.                                     33,200    464,316       0.0%
#   Ilji Technology Co., Ltd.                                     10,190     37,156       0.0%
#   Iljin Diamond Co., Ltd.                                       39,011    818,123       0.0%
#   Iljin Display Co., Ltd.                                      132,591    666,826       0.0%
#   Iljin Electric Co., Ltd.                                     135,159    775,509       0.0%
#*  Iljin Holdings Co., Ltd.                                     203,422    996,578       0.0%
#   Iljin Materials Co., Ltd.                                    139,448  4,322,045       0.1%
#   Ilshin Spinning Co., Ltd.                                     11,815  1,159,679       0.0%
#*  Ilshin Stone Co., Ltd.                                       361,869  1,004,379       0.0%
#*  ilShinbiobase Co,Ltd.                                        238,817    591,281       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                               4,076    437,969       0.0%
*   Ilyang Pharmaceutical Co., Ltd.                               70,011  2,673,079       0.1%
#*  IM Co., Ltd.                                                 191,725    513,730       0.0%
    iMarketKorea, Inc.                                           170,219  1,439,329       0.0%
    InBody Co., Ltd.                                              93,707  3,757,236       0.1%
#*  INCON Co., Ltd.                                               82,490  1,029,818       0.0%
#*  Incross Co., Ltd.                                             19,098    498,535       0.0%
#*  Infinitt Healthcare Co., Ltd.                                124,252  1,010,377       0.0%
    InfoBank Corp.                                                 4,325     31,756       0.0%
#*  Infraware, Inc.                                              184,486    370,734       0.0%
#   INITECH Co., Ltd.                                             67,933    549,611       0.0%
#*  InkTec Co., Ltd.                                              12,678     54,961       0.0%
#   Innocean Worldwide, Inc.                                      55,829  3,461,267       0.1%
#*  InnoWireless, Inc.                                            21,995    363,555       0.0%
#*  Innox Advanced Materials Co., Ltd.                            46,014  2,885,007       0.1%
*   Innox Corp.                                                    3,016     28,942       0.0%
#*  Insun ENT Co., Ltd.                                          266,481  1,978,051       0.0%
#*  Insung Information Co., Ltd.                                  84,518    362,660       0.0%
#   Intelligent Digital Integrated Security Co., Ltd.             33,909    226,723       0.0%
#*  Interflex Co., Ltd.                                           78,782  1,400,830       0.0%
    Intergis Co., Ltd.                                            11,220     39,024       0.0%
#   Interojo Co., Ltd.                                            64,732  2,143,271       0.0%
#   Interpark Corp.                                              108,768    894,555       0.0%
    Interpark Holdings Corp.                                     396,877  1,299,519       0.0%
    INTOPS Co., Ltd.                                             116,641  1,006,770       0.0%
#   INVENIA Co., Ltd.                                            110,992    419,969       0.0%
#   Inzi Controls Co., Ltd.                                       69,983    474,438       0.0%
#   INZI Display Co., Ltd.                                        32,254     52,520       0.0%
#*  Iones Co., Ltd.                                               69,542    890,930       0.0%
    IS Dongseo Co., Ltd.                                         111,985  3,414,372       0.1%
#   ISC Co., Ltd.                                                 74,346  1,069,075       0.0%
    ISU Chemical Co., Ltd.                                        96,249  1,191,910       0.0%
#   IsuPetasys Co., Ltd.                                         234,729    901,720       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   It's Hanbul Co., Ltd.                                           49,259 $2,732,014       0.1%
#   J.ESTINA Co., Ltd.                                             101,245    964,306       0.0%
#   Jahwa Electronics Co., Ltd.                                     95,508  1,511,902       0.0%
#   JASTECH, Ltd.                                                   69,839    852,641       0.0%
#*  Jayjun Cosmetic Co., Ltd.                                      181,470  4,340,610       0.1%
    JB Financial Group Co., Ltd.                                 1,158,388  6,634,563       0.1%
#   JC Hyun System, Inc.                                            93,701    679,258       0.0%
*   Jcontentree Corp.                                              291,540  1,990,437       0.0%
#   Jeil Pharma Holdings, Inc.                                      16,398    464,048       0.0%
    Jeil Pharmaceutical Co., Ltd.                                    5,220    196,288       0.0%
    Jeju Air Co., Ltd.                                              58,366  2,653,888       0.1%
#*  Jeju Semiconductor Corp.                                       134,291    685,584       0.0%
#*  Jeongsan Aikang Co., Ltd.                                      237,589    698,414       0.0%
    Jinro Distillers Co., Ltd.                                      15,561    457,570       0.0%
#   Jinsung T.E.C.                                                  93,414    987,618       0.0%
#   JLS Co., Ltd.                                                   62,953    435,484       0.0%
*   Joymax Co., Ltd.                                                10,140    176,488       0.0%
#   JS Corp.                                                        32,047    444,570       0.0%
#   Jusung Engineering Co., Ltd.                                   315,545  3,003,867       0.1%
#   JVM Co., Ltd.                                                   30,590  1,364,125       0.0%
#   JW Holdings Corp.                                              265,962  2,142,538       0.0%
    JW Life Science Corp.                                           37,540    915,127       0.0%
#   JW Pharmaceutical Corp.                                         70,819  2,739,325       0.1%
#*  JYP Entertainment Corp.                                        211,588  4,216,956       0.1%
#*  Kanglim Co., Ltd.                                              227,330    855,606       0.0%
#   Kangnam Jevisco Co., Ltd.                                       29,571    896,351       0.0%
#   KAON Media Co., Ltd.                                           111,714  1,020,982       0.0%
*   KB Metal Co., Ltd.                                               4,711     12,119       0.0%
    KC Co., Ltd.                                                    65,150  1,243,520       0.0%
    KC Cottrell Co., Ltd.                                           15,012     81,861       0.0%
#   KC Green Holdings Co., Ltd.                                    122,562    630,500       0.0%
#   KC Tech Co., Ltd.                                               95,361  1,879,534       0.0%
#   KCC Engineering & Construction Co., Ltd.                        62,491    560,190       0.0%
    KCI, Ltd.                                                       12,732     96,577       0.0%
#*  KD Construction Co., Ltd.                                    2,642,950    394,733       0.0%
    KEC Corp.                                                      598,573    731,096       0.0%
#   KEPCO Engineering & Construction Co., Inc.                     111,799  3,844,922       0.1%
#   Keyang Electric Machinery Co., Ltd.                            205,292    928,125       0.0%
#*  KEYEAST Co., Ltd.                                              466,462  1,168,012       0.0%
#   KG Chemical Corp.                                               68,855  1,818,210       0.0%
#   KG Eco Technology Service Co., Ltd.                            281,477  1,178,880       0.0%
    Kginicis Co., Ltd.                                             136,223  2,961,743       0.1%
#   KGMobilians Co., Ltd.                                          138,520  1,198,902       0.0%
#*  KH Vatec Co., Ltd.                                             135,110  1,473,646       0.0%
    KISCO Corp.                                                     37,570  1,347,250       0.0%
#   KISCO Holdings Co., Ltd.                                        10,719    713,563       0.0%
#   Kishin Corp.                                                    49,420    208,435       0.0%
    KISWIRE, Ltd.                                                   56,369  1,545,842       0.0%
#*  Kiwi Media Group Co., Ltd.                                   1,304,498    745,055       0.0%
#   KL-Net Corp.                                                   122,853    559,843       0.0%
#*  KleanNara Co., Ltd.                                            154,710    600,935       0.0%
*   KMH Co., Ltd.                                                  123,798    958,519       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  KMH Hitech Co., Ltd.                                           147,148 $  141,156       0.0%
#*  KMW Co., Ltd.                                                   48,956  1,142,347       0.0%
#   Kocom Co., Ltd.                                                 59,560    438,720       0.0%
#   Kodaco Co., Ltd.                                               278,877    796,866       0.0%
*   KODI-M Co., Ltd.                                               243,904    433,891       0.0%
    Koentec Co., Ltd.                                               46,777    242,481       0.0%
    Koh Young Technology, Inc.                                      87,881  8,345,095       0.1%
    Kolmar BNH Co., Ltd.                                            61,048  1,763,054       0.0%
    Kolon Corp.                                                     56,224  2,716,377       0.1%
#   Kolon Global Corp.                                              46,405    500,179       0.0%
*   Kolon Life Science, Inc.                                        42,301  3,124,173       0.1%
    Kolon Plastic, Inc.                                            122,692    888,013       0.0%
#   Komelon Corp.                                                   39,167    320,067       0.0%
#*  KONA I Co., Ltd.                                               116,957  1,102,478       0.0%
#   Kook Soon Dang Brewery Co., Ltd.                               102,707    580,390       0.0%
#   Kopla Co., Ltd.                                                117,693    444,709       0.0%
    Korea Airport Service Co., Ltd.                                  1,112     47,019       0.0%
#   Korea Alcohol Industrial Co., Ltd.                             112,755  1,028,562       0.0%
#   Korea Asset In Trust Co., Ltd.                                 250,261  1,447,190       0.0%
#   Korea Autoglass Corp.                                           70,686  1,106,650       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                       75,632  1,001,118       0.0%
#*  Korea Circuit Co., Ltd.                                         98,725    779,068       0.0%
    Korea District Heating Corp.                                    26,322  1,980,920       0.0%
    Korea Electric Terminal Co., Ltd.                               47,596  2,253,919       0.1%
#   Korea Electronic Certification Authority, Inc.                 134,221    872,067       0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.         74,881    288,769       0.0%
    Korea Export Packaging Industrial Co., Ltd.                      5,621    134,172       0.0%
*   Korea Flange Co., Ltd.                                          20,776    213,975       0.0%
#   Korea Fuel-Tech Corp.                                           79,102    202,690       0.0%
#   Korea Industrial Co., Ltd.                                      95,471    323,490       0.0%
#*  Korea Information & Communications Co, Ltd.                    117,495  1,404,225       0.0%
#   Korea Information Certificate Authority, Inc.                  150,707    775,983       0.0%
    Korea Kolmar Holdings Co., Ltd.                                 57,270  3,052,689       0.1%
#*  Korea Line Corp.                                               121,541  3,235,149       0.1%
#*  Korea Materials & Analysis Corp.                                41,315    508,059       0.0%
    Korea Real Estate Investment & Trust Co., Ltd.               1,030,820  2,959,204       0.1%
#   Korea United Pharm, Inc.                                        88,713  2,341,177       0.1%
    Korean Reinsurance Co.                                         485,702  5,351,256       0.1%
    Kortek Corp.                                                    89,452  1,389,804       0.0%
#*  KPM Tech Co., Ltd.                                              25,287     55,749       0.0%
#   KPX Chemical Co., Ltd.                                          17,179    964,680       0.0%
#*  KR Motors Co., Ltd.                                             37,711     23,468       0.0%
#*  KSCB Co., Ltd.                                                 159,002    580,211       0.0%
#   Ksign Co., Ltd.                                                353,174    621,397       0.0%
#   KSS LINE, Ltd.                                                 114,094    897,320       0.0%
*   KT Hitel Co., Ltd.                                             107,174    583,910       0.0%
    KT Skylife Co., Ltd.                                           191,759  2,235,627       0.1%
#   KT Submarine Co., Ltd.                                         129,898    634,533       0.0%
#*  KTB Investment & Securities Co., Ltd.                          443,890  2,715,331       0.1%
#   KTCS Corp.                                                     260,233    566,306       0.0%
    Ktis Corp.                                                     217,997    587,430       0.0%
#*  Kuk Il Paper Manufacturing Co., Ltd.                           596,864    466,438       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Kuk Young G&M                                                186,943 $  269,068       0.0%
#   Kukbo Design Co., Ltd.                                        30,314    598,686       0.0%
    Kukdo Chemical Co., Ltd.                                      31,215  2,019,449       0.0%
*   Kukdong Corp.                                                  2,138      8,909       0.0%
#   Kukdong Oil & Chemicals Co., Ltd.                             89,179    307,953       0.0%
#*  Kum Yang Co., Ltd. .                                         101,497    218,968       0.0%
#*  Kumho Electric Co., Ltd.                                      19,049    145,055       0.0%
    Kumho Industrial Co., Ltd.                                   199,815  2,458,291       0.1%
#*  Kumho Tire Co., Inc.                                         951,984  5,486,115       0.1%
#   Kumkang Kind Co., Ltd.                                        21,211    659,394       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                          313,294  2,690,012       0.1%
#*  Kwang Myung Electric Co., Ltd.                               378,243  1,580,667       0.0%
    Kwangju Bank Co., Ltd.                                       228,418  2,385,682       0.1%
#*  Kyeryong Construction Industrial Co., Ltd.                    26,466    476,073       0.0%
    Kyobo Securities Co., Ltd.                                   192,176  1,855,093       0.0%
#   Kyongbo Pharmaceutical Co., Ltd.                              95,168  1,249,132       0.0%
#   Kyung Dong Navien Co., Ltd.                                   51,000  2,829,172       0.1%
#*  Kyung Nam Pharm Co., Ltd.                                     62,169  1,001,177       0.0%
#   Kyung-In Synthetic Corp.                                     254,644  1,361,821       0.0%
#   Kyungbang, Ltd.                                               87,364  1,218,054       0.0%
#   Kyungchang Industrial Co., Ltd.                               87,499    275,768       0.0%
    KyungDong City Gas Co., Ltd.                                  23,254    876,227       0.0%
#   KyungDong Invest Co., Ltd.                                     9,266    375,531       0.0%
    Kyungdong Pharm Co., Ltd.                                     62,602  1,462,403       0.0%
#   L&F Co., Ltd.                                                108,005  3,829,286       0.1%
#*  L&K Biomed Co., Ltd.                                          20,600    202,105       0.0%
#*  LabGenomics Co., Ltd.                                         43,191    442,407       0.0%
#*  LB Semicon, Inc.                                             266,066    600,917       0.0%
#   LEADCORP, Inc. (The)                                         150,125    923,587       0.0%
#*  Leaders Cosmetics Co., Ltd.                                  101,387  2,141,089       0.0%
    Lee Ku Industrial Co., Ltd.                                  223,689    516,614       0.0%
    LEENO Industrial, Inc.                                        79,506  4,247,094       0.1%
#*  Leenos Corp.                                                 218,914    741,123       0.0%
    LF Corp.                                                     177,753  4,674,537       0.1%
    LG Hausys, Ltd.                                               58,549  4,450,400       0.1%
    LG International Corp.                                       267,838  6,600,661       0.1%
#   LIG Nex1 Co., Ltd.                                           111,234  4,103,165       0.1%
#   Lion Chemtech Co., Ltd.                                       57,397    684,923       0.0%
#*  Liveplex Co., Ltd.                                           686,550    846,397       0.0%
#   LMS Co., Ltd.                                                 53,714    394,881       0.0%
    Lock & Lock Co., Ltd.                                        160,625  3,534,077       0.1%
#*  LONGTU KOREA, Inc.                                            93,923    540,704       0.0%
#   LOT Vacuum Co., Ltd.                                          71,129    873,969       0.0%
    Lotte Chilsung Beverage Co., Ltd.                                197    298,610       0.0%
    LOTTE Fine Chemical Co., Ltd.                                 59,749  3,804,401       0.1%
    Lotte Food Co., Ltd.                                           1,183    823,288       0.0%
    LOTTE Himart Co., Ltd.                                        34,813  2,419,004       0.1%
#   Lotte Non-Life Insurance Co., Ltd.                           650,312  1,874,224       0.0%
#*  Lotte Tour Development Co., Ltd.                              46,545    926,015       0.0%
    LS Cable & System Asia, Ltd.                                  78,837    519,255       0.0%
*   Lumens Co., Ltd.                                             376,967  1,401,759       0.0%
#   Lutronic Corp.                                               112,227  1,854,930       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
    LVMC Holdings                                                  211,135 $  992,586       0.0%
#*  Macrogen, Inc.                                                  76,933  3,141,479       0.1%
#   Maeil Holdings Co., Ltd.                                        79,034  1,185,057       0.0%
#*  Majestar Co., Ltd.                                             253,982    263,066       0.0%
*   Maniker Co., Ltd.                                               42,141     32,640       0.0%
#   Mcnex Co., Ltd.                                                 51,891    827,720       0.0%
#*  ME2ON Co., Ltd.                                                155,056  1,226,888       0.0%
#   Mediana Co., Ltd.                                               39,351    387,206       0.0%
#   Meerecompany, Inc.                                              25,470  3,439,076       0.1%
#   MegaStudy Co., Ltd.                                             21,522    740,604       0.0%
#   MegaStudyEdu Co., Ltd.                                           6,070    747,322       0.0%
#*  Melfas, Inc.                                                   166,086    610,739       0.0%
#   META BIOMED Co., Ltd.                                          157,118    769,181       0.0%
#*  Mgame Corp.                                                    136,770    585,707       0.0%
#*  MGENPLUS Co., Ltd.                                             101,778  1,490,728       0.0%
#   Mi Chang Oil Industrial Co., Ltd.                                6,207    463,037       0.0%
#*  MiCo, Ltd.                                                     235,572  1,054,280       0.0%
*   Microfriend, Inc.                                               45,677    343,834       0.0%
*   Midong & Cinema Co., Ltd.                                       11,719     48,213       0.0%
    Minwise Co., Ltd.                                               72,098  1,623,166       0.0%
    Mirae Asset Life Insurance Co., Ltd.                           720,495  3,674,929       0.1%
#*  Mirae Corp.                                                  4,197,122    876,343       0.0%
#*  MiraeSCI Co., Ltd.                                              74,501    473,994       0.0%
#   Miwon Chemicals Co., Ltd.                                        3,853    201,333       0.0%
*   Miwon Commercial Co., Ltd.                                         716    156,859       0.0%
*   Miwon Holdings Co., Ltd.                                         3,706    153,575       0.0%
#   Miwon Specialty Chemical Co., Ltd.                              13,060    721,272       0.0%
#   MK Electron Co., Ltd.                                          135,468  1,256,223       0.0%
#*  MNTech Co., Ltd.                                               154,760    600,610       0.0%
#   Mobase Co., Ltd.                                               130,616    567,294       0.0%
#*  Moda, Inc.                                                      65,986    486,222       0.0%
#*  Moda-InnoChips Co., Ltd.                                        14,702    132,050       0.0%
    Modetour Network, Inc.                                         132,911  4,595,224       0.1%
#   Monalisa Co., Ltd.                                             108,874    499,911       0.0%
#   MonAmi Co., Ltd.                                               112,097    361,232       0.0%
#   Moorim P&P Co., Ltd.                                           196,736  1,202,679       0.0%
#   Moorim Paper Co., Ltd.                                         149,278    463,270       0.0%
#   Motonic Corp.                                                   88,699    850,604       0.0%
#*  MPK Group, Inc.                                                151,072     69,751       0.0%
#   MS Autotech Co., Ltd.                                          143,953    409,487       0.0%
    Muhak Co., Ltd.                                                122,263  1,935,226       0.0%
#   Multicampus Co, Ltd.                                            18,718    568,619       0.0%
#   Myungmoon Pharm Co., Ltd.                                      169,439  1,299,023       0.0%
#   Namhae Chemical Corp.                                          211,659  3,589,455       0.1%
#*  Namsun Aluminum Co., Ltd.                                      677,470    745,933       0.0%
#*  Namuga Co., Ltd.                                                 9,406    184,849       0.0%
    Namyang Dairy Products Co., Ltd.                                 2,928  1,856,259       0.0%
*   NanoenTek, Inc.                                                 25,769    147,375       0.0%
#*  Nanomedics Co., Ltd.                                            34,383    600,676       0.0%
#   Nasmedia Co., Ltd.                                              29,359  1,927,919       0.0%
#*  Nature & Environment Co., Ltd.                                 116,892    284,398       0.0%
#   NeoPharm Co., Ltd.                                              38,474  2,115,499       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Neowiz                                                       136,646 $2,217,603       0.0%
#*  Neowiz Holdings Corp.                                         42,417    571,138       0.0%
#   NEPES Corp.                                                  158,873  1,283,505       0.0%
#*  Neuros Co., Ltd.                                             104,581    794,982       0.0%
#   New Power Plasma Co., Ltd.                                    31,538    776,783       0.0%
#   Nexen Corp.                                                  257,315  1,730,059       0.0%
    Nexen Tire Corp.                                             264,279  2,978,485       0.1%
#*  Nexon GT Co., Ltd.                                           122,123  1,276,389       0.0%
#*  Next Entertainment World Co., Ltd.                           119,100    928,675       0.0%
#   NextEye Co., Ltd.                                            135,087    498,674       0.0%
#   Nexturn Co., Ltd.                                             56,906    674,955       0.0%
*   NHN BUGS Corp.                                                55,774    437,204       0.0%
#*  NHN Entertainment Corp.                                      107,792  6,178,828       0.1%
#*  NHN KCP Corp.                                                102,773  1,433,552       0.0%
    NI Steel Co., Ltd.                                             6,100     20,338       0.0%
    NICE Holdings Co., Ltd.                                      131,395  2,439,986       0.1%
    Nice Information & Telecommunication, Inc.                    47,343  1,119,018       0.0%
    NICE Information Service Co., Ltd.                           272,052  2,518,442       0.1%
#   NICE Total Cash Management Co., Ltd.                         178,566  2,157,260       0.0%
#*  NK Co., Ltd.                                                 525,544  1,108,031       0.0%
#   Nong Shim Holdings Co., Ltd.                                  14,750  1,467,076       0.0%
#   Nong Woo Bio Co., Ltd.                                        68,663  1,221,309       0.0%
#   Noroo Holdings Co., Ltd.                                      15,804    236,229       0.0%
#   NOROO Paint & Coatings Co., Ltd.                              81,625    677,115       0.0%
    NPC                                                           66,771    338,671       0.0%
    NS Shopping Co., Ltd.                                        145,658  1,905,260       0.0%
*   NSN Co., Ltd.                                                 21,387     59,572       0.0%
#*  nTels Co., Ltd.                                               20,243    238,676       0.0%
#*  Nuri Telecom Co., Ltd.                                        57,184    498,092       0.0%
#*  NUTRIBIOTECH Co., Ltd.                                        87,742  2,274,878       0.1%
#*  NUVOTEC Co., Ltd.                                            153,125    245,877       0.0%
#*  Omnisystem Co., Ltd.                                         306,179    807,017       0.0%
#   Openbase, Inc.                                               221,380    678,329       0.0%
#   Opto Device Technology Co., Ltd.                              83,155    625,321       0.0%
#   OptoElectronics Solutions Co., Ltd.                           10,853    112,429       0.0%
#*  OPTRON-TEC, Inc.                                             145,768    835,623       0.0%
#*  Orbitech Co., Ltd.                                           159,009  1,304,248       0.0%
#*  Orientbio, Inc.                                              750,819    755,172       0.0%
    Orion Holdings Corp.                                          50,717  1,158,312       0.0%
#*  OSANGJAIEL Co., Ltd.                                          77,591    778,735       0.0%
*   Osstem Implant Co., Ltd.                                      90,651  4,646,548       0.1%
    Osung Advanced Materials Co., Ltd.()                          78,117     57,415       0.0%
#*  Osung Advanced Materials Co., Ltd.(6383404)                  143,768    433,536       0.0%
#   Paik Kwang Industrial Co., Ltd.                              100,733    321,697       0.0%
#*  Pan-Pacific Co., Ltd.                                        235,398    731,377       0.0%
#   Pang Rim Co., Ltd.                                            10,174    194,156       0.0%
#*  PaperCorea, Inc.                                             299,792    419,881       0.0%
#   Paradise Co., Ltd.                                           396,551  8,605,924       0.1%
    Partron Co., Ltd.                                            393,810  3,083,847       0.1%
#*  Paru Co., Ltd.                                               240,818    822,994       0.0%
#*  PATI Games Corp.                                              37,610    373,265       0.0%
#*  Paxnet Co., Ltd.                                              46,757    381,710       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  People & Technologies, Inc.                                   52,901 $  651,288       0.0%
#   Pharma Research Products Co., Ltd.                            41,159  1,880,907       0.0%
#*  Phoenix Materials Co., Ltd.                                  340,119    386,024       0.0%
#   Pixelplus Co., Ltd.                                           29,482    241,633       0.0%
#*  PNE Solution Co., Ltd.                                        86,108  1,258,508       0.0%
#*  Pobis TNC Co., Ltd.                                          261,932    360,165       0.0%
    Poongsan Corp.                                               186,949  6,631,111       0.1%
    Poongsan Holdings Corp.                                       34,674  1,571,202       0.0%
    POSCO Coated & Color Steel Co., Ltd.                          20,770    525,141       0.0%
#   Posco ICT Co., Ltd.                                          427,451  2,784,921       0.1%
#   Posco M-Tech Co., Ltd.                                       153,695    865,404       0.0%
*   Power Logics Co., Ltd.                                       232,551  1,000,118       0.0%
#*  Prostemics Co., Ltd.                                          21,701    206,248       0.0%
#   Protec Co., Ltd.                                              45,127    802,700       0.0%
#   PS TEC Co., Ltd.                                             105,727    597,001       0.0%
    PSK, Inc.                                                    121,588  2,608,970       0.1%
#   Pulmuone Co., Ltd.                                             8,052  1,124,361       0.0%
#   Pungkuk Alcohol Industry Co., Ltd.                            20,749    229,708       0.0%
#   Pyeong Hwa Automotive Co., Ltd.                              109,829  1,072,729       0.0%
#*  RaonSecure Co., Ltd.                                         215,355    743,878       0.0%
    Rayence Co., Ltd.                                             14,186    253,632       0.0%
#*  Redrover Co., Ltd.                                           314,062  1,006,875       0.0%
#   Reyon Pharmaceutical Co., Ltd.                                56,716  1,316,926       0.0%
    RFHIC Corp.                                                   15,072    285,940       0.0%
#   RFTech Co., Ltd.                                             166,961    754,483       0.0%
#   Robostar Co., Ltd.                                            51,380    973,339       0.0%
#   Rorze Systems Corp.                                           64,507    254,324       0.0%
#   S Net Systems, Inc.                                          102,884    518,081       0.0%
#   S&S Tech Corp.                                               132,790    552,939       0.0%
#*  S&T Corp.                                                     15,383    212,295       0.0%
#*  S&T Dynamics Co., Ltd.                                       188,584  1,291,526       0.0%
    S&T Holdings Co., Ltd.                                        67,890    833,098       0.0%
#   S&T Motiv Co., Ltd.                                           91,766  2,810,346       0.1%
#*  S-Connect Co., Ltd.                                          422,477    991,449       0.0%
#   S-Energy Co., Ltd.                                            89,497    659,100       0.0%
#*  S-MAC Co., Ltd.                                              928,392  2,121,574       0.0%
#*  S.Y. Panel Co., Ltd.                                         119,490  1,097,517       0.0%
    Sajo Industries Co., Ltd.                                     25,607  1,690,064       0.0%
*   Sajodongaone Co., Ltd.                                       256,108    390,318       0.0%
*   SAJOHAEPYO Corp.                                                 574      5,735       0.0%
#   Sam Chun Dang Pharm Co., Ltd.                                128,414  5,534,498       0.1%
#*  SAM KANG M&T Co., Ltd.                                        75,787    464,312       0.0%
    Sam Young Electronics Co., Ltd.                               95,284  1,076,632       0.0%
#   Sam Yung Trading Co., Ltd.                                    82,857  1,355,149       0.0%
#   Sam-A Pharm Co., Ltd.                                          4,439     94,213       0.0%
#   Sambo Motors Co., Ltd.                                        55,200    512,644       0.0%
    Samchully Co., Ltd.                                           23,546  2,454,804       0.1%
#   Samchuly Bicycle Co., Ltd.                                    71,468    618,406       0.0%
#   Samho Development Co., Ltd.                                  159,829  1,028,579       0.0%
#*  Samho International Co., Ltd.                                 46,386    700,470       0.0%
#   SAMHWA Paints Industrial Co., Ltd.                            83,835    607,964       0.0%
#   Samick Musical Instruments Co., Ltd.                         555,003  1,311,938       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Samick THK Co., Ltd.                                            84,001 $1,363,033       0.0%
#   Samil Pharmaceutical Co., Ltd.                                  13,515    428,345       0.0%
#   Samji Electronics Co., Ltd.                                    104,626  1,343,283       0.0%
#*  Samjin LND Co., Ltd.                                            98,862    258,137       0.0%
#   Samjin Pharmaceutical Co., Ltd.                                 82,503  3,439,619       0.1%
#   Samkee Automotive Co., Ltd.                                    179,493    562,090       0.0%
#   Samkwang Glass Co., Ltd.                                        26,261  1,063,315       0.0%
    Sammok S-Form Co., Ltd.                                         80,813  1,171,266       0.0%
#   SAMPYO Cement Co., Ltd.                                        226,765  1,184,060       0.0%
    Samsung Climate Control Co., Ltd.                                3,552     39,411       0.0%
#*  Samsung Pharmaceutical Co., Ltd.                               140,759    513,047       0.0%
#   SAMT Co., Ltd.                                                 453,527    840,392       0.0%
#   Samwha Capacitor Co., Ltd.                                      63,837  3,831,976       0.1%
#   Samwha Electric Co., Ltd.                                       26,254    416,722       0.0%
#   Samyang Corp.                                                   27,989  2,331,823       0.1%
#   Samyang Foods Co., Ltd.                                         26,240  2,194,127       0.0%
    Samyang Holdings Corp.                                          33,101  3,426,856       0.1%
#   Samyang Tongsang Co., Ltd.                                      16,412    674,793       0.0%
    Samyoung M-Tek Co., Ltd.                                        10,739     47,409       0.0%
#   Sang-A Frontec Co., Ltd.                                        60,793    893,348       0.0%
#*  Sangbo Corp.                                                   203,435    349,229       0.0%
#*  Sangsangin Co., Ltd.                                           277,671  5,612,984       0.1%
    Sangsin Brake                                                   47,715    316,728       0.0%
    Sangsin Energy Display Precision Co., Ltd.                      43,455    471,424       0.0%
#   SaraminHR Co, Ltd.                                              49,012    983,308       0.0%
#   Satrec Initiative Co., Ltd.                                     23,839    663,072       0.0%
#   SAVEZONE I&C Corp.                                             118,777    491,858       0.0%
#*  SBI Investment Korea Co., Ltd.                                 702,519    873,093       0.0%
*   SBS Contents Hub Co., Ltd.                                      45,751    371,378       0.0%
*   SBS Media Holdings Co., Ltd.                                   408,842  1,128,923       0.0%
*   SBW                                                          1,093,979  1,549,443       0.0%
#*  SDN Co., Ltd.                                                  233,470    416,953       0.0%
    Seah Besteel Corp.                                             119,407  3,009,223       0.1%
    SeAH Holdings Corp.                                              5,096    655,408       0.0%
#   SeAH Steel Corp.                                                28,020  2,438,762       0.1%
#   Sebang Co., Ltd.                                                83,682  1,039,121       0.0%
    Sebang Global Battery Co., Ltd.                                 58,927  1,790,768       0.0%
#   Sebo Manufacturing Engineer Corp.                               50,252    574,803       0.0%
#   Secuve Co., Ltd.                                               165,015    391,925       0.0%
*   Seegene, Inc.                                                   95,742  3,107,212       0.1%
#   Sejong Industrial Co., Ltd.                                     76,315    560,804       0.0%
*   Sejong Telecom, Inc.                                         2,720,131  1,620,933       0.0%
#*  Sejoong Co., Ltd.                                               80,478    208,993       0.0%
#*  Sekonix Co., Ltd.                                               78,901    732,761       0.0%
#*  Selvas AI, Inc.                                                119,025    751,642       0.0%
#   Sempio Foods Co.                                                14,221    496,027       0.0%
#   Semyung Electric Machinery Co., Ltd.                            40,738    405,018       0.0%
#*  Seobu T&D                                                      257,072  2,525,277       0.1%
#   Seohan Co., Ltd.                                               665,350  1,599,163       0.0%
#   Seohee Construction Co., Ltd.                                1,374,142  1,595,482       0.0%
#   Seondo Electric Co., Ltd.                                       91,667    622,724       0.0%
#   Seoul Auction Co., Ltd.                                         95,204    818,299       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Seoul Electronics & Telecom                                    269,734 $  350,720       0.0%
#*  Seoul Food Industrial Co., Ltd.                              2,129,169    481,457       0.0%
#   Seoul Pharma Co., Ltd.                                          56,814    678,704       0.0%
    Seoul Semiconductor Co., Ltd.                                  304,747  5,370,966       0.1%
#*  Seouleaguer Co., Ltd.                                           89,569    360,009       0.0%
#   Seoulin Bioscience Co., Ltd.                                    26,970    338,155       0.0%
#*  Seowon Co., Ltd.                                               169,363    212,308       0.0%
#   SEOWONINTECH Co., Ltd.                                          91,951    595,747       0.0%
#   Seoyon Co., Ltd.                                               112,588    644,501       0.0%
    Seoyon E-Hwa Co., Ltd.                                          73,913    569,756       0.0%
#   Sewha P&C, Inc.                                                 78,410    521,578       0.0%
#*  Sewon Cellontech Co., Ltd.                                     413,385  1,849,370       0.0%
    Sewon Precision Industry Co., Ltd.                              28,422    324,503       0.0%
#   SEWOONMEDICAL Co., Ltd.                                        179,369    765,298       0.0%
#   SFA Engineering Corp.                                          154,588  4,673,024       0.1%
*   SFA Semicon Co, Ltd.                                           632,106  1,387,607       0.0%
#*  SFC Co., Ltd.                                                  216,420  1,493,350       0.0%
#*  SG Corp.                                                     1,029,814    837,671       0.0%
#*  SG&G Corp.                                                     183,445    436,656       0.0%
#*  SGA Co., Ltd.                                                  659,121    536,479       0.0%
#   SGA Solutions Co., Ltd.                                        160,395    416,401       0.0%
#   SH Energy & Chemical Co., Ltd.                                 739,431  1,159,576       0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.                            286,037  2,748,447       0.1%
#   Shinil Industrial Co., Ltd.                                    573,704    927,685       0.0%
#   Shinsegae Engineering & Construction Co., Ltd.                  22,925    793,633       0.0%
#   Shinsegae Food Co., Ltd.                                        17,956  2,523,265       0.1%
#   Shinsegae Information & Communication Co., Ltd.                  9,260  1,411,885       0.0%
#   Shinsegae International, Inc.                                   25,637  3,200,906       0.1%
#*  Shinsung E&G Energy Co., Ltd.                                  872,014  1,305,417       0.0%
#*  Shinsung Tongsang Co., Ltd.                                    518,762    615,529       0.0%
#*  Shinwha Intertek Corp.                                         252,278    636,992       0.0%
#*  Shinwon Construction Co., Ltd.                                 102,422    581,859       0.0%
#*  Shinwon Corp.                                                  352,571  1,160,390       0.0%
    Shinyoung Securities Co., Ltd.                                  33,458  1,827,201       0.0%
    SHOWBOX Corp.                                                  272,250  1,358,772       0.0%
#*  Signetics Corp.                                                465,872    669,728       0.0%
#   SIGONG TECH Co., Ltd.                                           91,546    764,867       0.0%
#   Silicon Works Co., Ltd.                                         89,032  3,110,175       0.1%
#   Silla Co., Ltd.                                                 52,411    818,383       0.0%
#   SIMMTECH Co., Ltd.                                             121,212    914,328       0.0%
#   SIMMTECH HOLDINGS Co., Ltd.                                    126,986    253,997       0.0%
    SIMPAC, Inc.                                                   117,344    468,171       0.0%
    Sindoh Co., Ltd.                                                40,393  2,285,231       0.1%
    Sinil Pharm Co., Ltd.                                            1,227     15,183       0.0%
#   Sinjin SM Co., Ltd.                                              4,208     31,444       0.0%
#   SJM Co., Ltd.                                                   34,349    136,743       0.0%
#   SK Bioland Co., Ltd.                                            88,968  1,729,748       0.0%
#   SK D&D Co., Ltd.                                                60,188  1,661,662       0.0%
#   SK Gas, Ltd.                                                    35,424  3,105,728       0.1%
    SK Networks Co., Ltd.                                          646,469  3,389,793       0.1%
#*  SK Securities Co., Ltd.                                      3,688,769  4,156,952       0.1%
    SKC Co., Ltd.                                                  149,016  5,278,641       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  SKC Solmics Co., Ltd.                                          223,189 $1,008,316       0.0%
    SKCKOLONPI, Inc.                                               112,448  4,516,805       0.1%
#*  Skin n Skin Co., Ltd.                                          561,997    508,788       0.0%
    SL Corp.                                                       107,299  2,220,593       0.0%
#*  SM Culture & Contents Co., Ltd.                                287,389    760,162       0.0%
#*  SM Entertainment Co.                                           173,695  5,772,474       0.1%
#*  SMARK Co., Ltd.                                                907,008    539,742       0.0%
#   SMCo.re, Inc.                                                   32,430    399,054       0.0%
#   SMEC Co., Ltd.                                                 216,193    777,499       0.0%
#*  SNTEK Co., Ltd.                                                  5,937     34,951       0.0%
#*  SNU Precision Co., Ltd.                                        165,332    513,635       0.0%
#*  Solborn, Inc.                                                  137,586    789,010       0.0%
#*  Solco Biomedical Co., Ltd.                                   1,037,575    721,307       0.0%
#*  Solid, Inc.                                                    189,405    831,954       0.0%
    Songwon Industrial Co., Ltd.                                   137,771  3,705,952       0.1%
#*  Sonokong Co., Ltd.                                             143,503    493,838       0.0%
#*  Soosan Heavy Industries Co., Ltd.                              206,213    396,382       0.0%
#   Soulbrain Co., Ltd.                                             98,004  5,377,547       0.1%
#   SPC Samlip Co., Ltd.                                            16,259  1,957,514       0.0%
#   SPG Co., Ltd.                                                  135,956  1,403,144       0.0%
#   Spigen Korea Co., Ltd.                                          23,823  1,148,426       0.0%
#*  Ssangyong Motor Co.                                            342,624  1,614,474       0.0%
#   Suheung Co., Ltd.                                               59,398  1,886,448       0.0%
#   Sun Kwang Co., Ltd.                                             21,996    435,590       0.0%
#*  Sunchang Corp.                                                  58,177    393,263       0.0%
#*  SundayToz Corp.                                                 46,655  1,943,467       0.0%
#   Sung Bo Chemicals Co., Ltd.                                     89,031    538,418       0.0%
#   Sung Kwang Bend Co., Ltd.                                      191,121  2,236,897       0.1%
#*  Sungchang Enterprise Holdings, Ltd.                            521,155  1,483,668       0.0%
#   Sungdo Engineering & Construction Co., Ltd.                    100,287    677,512       0.0%
#*  Sungshin Cement Co., Ltd.                                      156,234  1,384,361       0.0%
#   Sungwoo Hitech Co., Ltd.                                       361,484  1,991,355       0.0%
#*  Sunjin Co., Ltd.                                               117,430  1,762,511       0.0%
#*  Sunny Electronics Corp.                                        186,379    607,104       0.0%
#*  Suprema HQ, Inc.                                                36,612    207,254       0.0%
#*  Suprema, Inc.                                                   40,485    821,086       0.0%
#*  Synopex, Inc.                                                  525,038  1,861,000       0.0%
    Systems Technology, Inc.                                        97,218  1,680,465       0.0%
#*  T'way Holdings, Inc.                                           280,509  1,552,259       0.0%
#   Tae Kyung Industrial Co., Ltd.                                  42,292    223,620       0.0%
    Taekwang Industrial Co., Ltd.                                    3,147  3,824,836       0.1%
#*  Taewoong Co., Ltd.                                              96,535  1,715,227       0.0%
    Taeyoung Engineering & Construction Co., Ltd.                  356,998  3,884,916       0.1%
#*  Taihan Electric Wire Co., Ltd.                                 898,686  1,411,546       0.0%
*   Taihan Fiberoptics Co., Ltd.(BFXW137)                           69,403    113,717       0.0%
#*  Taihan Fiberoptics Co., Ltd.(6278351)                          296,162  1,977,124       0.0%
*   Taihan Textile Co., Ltd.                                         6,240     72,668       0.0%
#   Tailim Packaging Co., Ltd.                                      82,439    269,588       0.0%
#*  TBH Global Co., Ltd.                                           136,438    885,043       0.0%
#   TechWing, Inc.                                                 107,408  1,829,739       0.0%
#   Telechips, Inc.                                                 44,506    539,599       0.0%
#*  Tellus Co., Ltd.                                               503,791    929,507       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   TES Co., Ltd.                                                  110,645 $3,096,283       0.1%
#   Tesna Co., Ltd.                                                 46,344    723,761       0.0%
*   Theragen Etex Co., Ltd.                                         41,416    730,947       0.0%
#*  Thinkware Systems Corp.                                         71,761    689,755       0.0%
#*  TK Chemical Corp.                                              525,195  1,067,589       0.0%
    TK Corp.                                                       143,769  1,929,692       0.0%
#   TLI, Inc.                                                       23,474    105,798       0.0%
#*  TOBESOFT Co., Ltd.                                             105,940    733,870       0.0%
    Tokai Carbon Korea Co., Ltd.                                    40,094  2,388,443       0.1%
#   Tong Yang Moolsan Co., Ltd.                                    438,988  1,135,856       0.0%
    Tongyang Life Insurance Co., Ltd.                              328,423  2,526,307       0.1%
    Tongyang pile, Inc.                                              3,387     18,790       0.0%
#   Tongyang, Inc.                                               1,569,288  3,227,997       0.1%
#   Tonymoly Co., Ltd.                                              53,842    970,839       0.0%
#   Top Engineering Co., Ltd.                                       93,464    623,523       0.0%
#*  Toptec Co., Ltd.                                               162,584  4,020,758       0.1%
    Tovis Co., Ltd.                                                131,103  1,068,513       0.0%
#*  Trais Co., Ltd.                                                 24,456     33,316       0.0%
    TS Corp.                                                        29,662    692,941       0.0%
#*  U-Tech Co., Ltd.                                                53,701    287,811       0.0%
#   UBCare Co., Ltd.                                               195,810    940,973       0.0%
#*  Ubiquoss Holdings, Inc.                                         93,359    520,749       0.0%
    Ubiquoss, Inc.                                                  23,646    531,745       0.0%
#*  Ubivelox, Inc.                                                  25,329    259,154       0.0%
#*  Ugint Co., Ltd.                                                555,301    924,448       0.0%
#   UIL Co., Ltd.                                                  100,293    575,054       0.0%
#   Uju Electronics Co., Ltd.                                       57,758    606,425       0.0%
#*  Unick Corp.                                                     77,072    372,707       0.0%
    Unid Co., Ltd.                                                  45,001  2,346,206       0.1%
#   Union Materials Corp.                                          170,937    451,985       0.0%
#   Union Semiconductor Equipment & Materials Co., Ltd.            202,613  1,720,745       0.0%
#   Uniquest Corp.                                                 116,456    850,977       0.0%
#*  Unison Co., Ltd.                                               476,576  1,303,650       0.0%
*   Unitekno Co., Ltd.                                               7,390    111,673       0.0%
#   UniTest, Inc.                                                  138,797  2,041,267       0.0%
    Value Added Technologies Co., Ltd.                              71,764  2,669,695       0.1%
#   Very Good Tour Co., Ltd.                                        43,291    526,683       0.0%
#   Vessel Co., Ltd.                                                58,246    310,854       0.0%
#   Viatron Technologies, Inc.                                      83,609  1,078,397       0.0%
#*  VICTEK Co., Ltd.                                               129,990    344,521       0.0%
#   Vieworks Co., Ltd.                                              62,880  2,273,749       0.1%
#   Visang Education, Inc.                                          56,882    540,792       0.0%
#*  Vitzrocell Co., Ltd.                                            80,528    205,005       0.0%
#*  W Holding Co., Ltd.                                            499,901    258,391       0.0%
*   Webzen, Inc.                                                   127,638  3,368,903       0.1%
#*  Welcron Co., Ltd.                                              189,702    893,145       0.0%
    WeMade Entertainment Co., Ltd.                                  74,204  4,142,865       0.1%
    Whanin Pharmaceutical Co., Ltd.                                120,322  2,414,420       0.1%
*   WillBes & Co. (The)                                            423,575    747,127       0.0%
#   Winix, Inc.                                                     60,058  1,093,952       0.0%
#   Wins Co., Ltd.                                                  68,892    856,852       0.0%
#   WiSoL Co., Ltd.                                                180,027  2,297,750       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SOUTH KOREA -- (Continued)
#*  WIZIT Co., Ltd.                                                590,043 $      925,803       0.0%
#*  WONIK CUBE Corp.                                                16,809         42,463       0.0%
*   Wonik Holdings Co., Ltd.                                       302,482      1,893,749       0.0%
    WONIK IPS Co., Ltd.                                            205,994      6,548,781       0.1%
#*  Wonik Materials Co., Ltd.                                       29,890      1,681,531       0.0%
#*  Wonik QnC Corp.                                                145,417      1,930,193       0.0%
#   Wonik Tera Semicon Co., Ltd.                                    72,779      1,338,573       0.0%
#*  Woojin Plaimm Co., Ltd.                                         14,745         95,460       0.0%
#*  Woojin, Inc.                                                     2,070         12,378       0.0%
#*  Woongjin Co., Ltd.                                             415,291      1,750,036       0.0%
#*  Woongjin Energy Co., Ltd.                                      144,759        822,940       0.0%
    Woongjin Thinkbig Co., Ltd.                                    217,960      1,439,149       0.0%
#*  Woori Investment Bank Co., Ltd.                              3,270,585      1,860,843       0.0%
#*  Woori Technology, Inc.                                         485,786      1,454,489       0.0%
#*  Wooridul Pharmaceutical, Ltd.                                  110,993      1,225,813       0.0%
#*  Woorison F&G Co., Ltd.                                          64,300        144,019       0.0%
#   Woory Industrial Co., Ltd.                                      44,126      1,318,308       0.0%
#   Wooshin Systems Co., Ltd.                                       87,771        610,065       0.0%
#   Woosu AMS Co., Ltd.                                            139,479        594,504       0.0%
#   WooSung Feed Co., Ltd.                                         171,724        575,847       0.0%
#   Worldex Industry & Trading Co., Ltd.                            46,320        242,225       0.0%
#   Y G-1 Co., Ltd.                                                117,616      1,774,788       0.0%
*   YD Online Corp.                                                 64,649        161,128       0.0%
#*  YeaRimDang Publishing Co., Ltd.                                114,015      1,218,382       0.0%
#   Yeong Hwa Metal Co., Ltd.                                      195,869        326,129       0.0%
#   YES24 Co., Ltd.                                                 60,891        333,889       0.0%
#*  Yest Co., Ltd.                                                  47,251        684,413       0.0%
#   YG Entertainment, Inc.                                          93,654      2,558,138       0.1%
#*  YG Plus                                                        130,692        310,462       0.0%
*   YIK Corp.                                                      114,124        477,245       0.0%
#*  YJM Games Co., Ltd.                                            305,083        798,973       0.0%
#   YMC Co., Ltd.                                                   53,744        875,237       0.0%
#   Yong Pyong Resort Co., Ltd.                                    146,919      1,197,013       0.0%
#*  Yonwoo Co., Ltd.                                                30,633        924,111       0.0%
#   Yoosung Enterprise Co., Ltd.                                   149,937        466,792       0.0%
#   YooSung T&S Co., Ltd.                                          106,473        400,985       0.0%
    Youlchon Chemical Co., Ltd.                                     86,600      1,339,561       0.0%
#   Young Heung Iron & Steel Co., Ltd.                             267,579        409,044       0.0%
#*  Young In Frontier Co., Ltd.                                     65,480        392,249       0.0%
#   Young Poong Precision Corp.                                     90,134        733,323       0.0%
    Youngone Corp.                                                  97,966      2,733,905       0.1%
    Youngone Holdings Co., Ltd.                                     38,622      1,935,179       0.0%
#*  YoungWoo DSP Co., Ltd.                                          84,317        329,528       0.0%
    YTN Co., Ltd.                                                   73,837        168,791       0.0%
#*  Yuanta Securities Korea Co., Ltd.                              893,872      3,773,299       0.1%
#   YuHwa Securities Co., Ltd.                                      17,992        247,066       0.0%
#*  Yuyang DNU Co., Ltd.                                           155,941      1,713,890       0.0%
    Yuyu Pharma, Inc.                                                1,676         24,523       0.0%
#   Zeus Co., Ltd.                                                  56,787        820,349       0.0%
#*  Zungwon En-Sys, Inc.                                            86,136        216,166       0.0%
                                                                           --------------      ----
TOTAL SOUTH KOREA                                                           1,367,584,285      17.5%
                                                                           --------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (16.0%)
#   A-DATA Technology Co., Ltd.                                  1,847,879 $4,460,186       0.1%
    Aaeon Technology, Inc.                                          12,000     33,676       0.0%
#   ABC Taiwan Electronics Corp.                                   402,000    706,707       0.0%
    Ability Enterprise Co., Ltd.                                 1,872,293  1,092,046       0.0%
#   Ability Opto-Electronics Technology Co., Ltd.                  401,000    638,426       0.0%
    AcBel Polytech, Inc.                                         3,384,599  2,162,431       0.0%
#   Ace Pillar Co., Ltd.                                           448,000    414,979       0.0%
    ACES Electronic Co., Ltd.                                      790,000    697,072       0.0%
*   Acon Holding, Inc.                                           1,305,000    299,373       0.0%
#   Acter Co., Ltd.                                                279,000  2,159,154       0.0%
*   Action Electronics Co., Ltd.                                 1,465,000    312,147       0.0%
    Actron Technology Corp.                                        513,150  1,795,652       0.0%
#   Addcn Technology Co., Ltd.                                     114,299    989,802       0.0%
*   Adimmune Corp.                                                  95,000     61,548       0.0%
#   Adlink Technology, Inc.                                        933,031  1,913,304       0.0%
#   Advanced Ceramic X Corp.                                       297,000  2,518,850       0.1%
    Advanced International Multitech Co., Ltd.                     898,000  1,300,664       0.0%
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.           1,155,000    907,899       0.0%
#   Advanced Optoelectronic Technology, Inc.                       634,000    607,609       0.0%
#   Advanced Power Electronics Corp.                               174,000    153,142       0.0%
#   Advanced Wireless Semiconductor Co.                          1,076,000  2,242,207       0.0%
#   Advancetek Enterprise Co., Ltd.                              1,403,519    932,284       0.0%
    AEON Motor Co., Ltd.                                             9,000     11,721       0.0%
    Aerospace Industrial Development Corp.                       1,467,000  1,715,486       0.0%
#*  AGV Products Corp.                                           3,439,433    870,488       0.0%
    AimCore Technology Co., Ltd.                                   324,551    210,333       0.0%
    Airmate Cayman International Co., Ltd.                         150,000    114,495       0.0%
#*  Alchip Technologies, Ltd.                                      372,000  1,686,793       0.0%
    Alcor Micro Corp.                                              312,000    189,966       0.0%
#*  ALI Corp.                                                    2,225,000  1,008,897       0.0%
#   All Ring Tech Co., Ltd.                                        451,000    962,847       0.0%
    Allied Circuit Co., Ltd.                                       178,000    834,488       0.0%
#   Allis Electric Co., Ltd.                                     1,117,000    623,965       0.0%
#   Alltek Technology Corp.                                      1,041,784    718,055       0.0%
#   Alltop Technology Co., Ltd.                                    429,000    875,532       0.0%
#   Alpha Networks, Inc.                                         2,302,386  1,544,476       0.0%
#   Altek Corp.                                                  2,160,945  2,273,123       0.0%
#   Amazing Microelectronic Corp.                                  353,560  1,066,324       0.0%
#   Ambassador Hotel (The)                                       1,701,000  1,318,602       0.0%
#   AMICCOM Electronics Corp.                                      351,000    376,579       0.0%
    Ampire Co., Ltd.                                               730,000    427,902       0.0%
#   AMPOC Far-East Co., Ltd.                                       685,444    596,358       0.0%
#   AmTRAN Technology Co., Ltd.                                  7,487,951  3,214,807       0.1%
#   Anderson Industrial Corp.                                      766,000    417,108       0.0%
#   Anpec Electronics Corp.                                        658,590  1,004,367       0.0%
#   AP Memory Technology Corp.                                     249,000    669,386       0.0%
#   Apacer Technology, Inc.                                        695,325    896,361       0.0%
#   APAQ Technology Co., Ltd.(BJK4W75)                             381,000    759,498       0.0%
    APAQ Technology Co., Ltd.()                                     20,122      7,889       0.0%
#   APCB, Inc.                                                     974,000    783,273       0.0%
    Apex Biotechnology Corp.                                       829,483    843,444       0.0%
#   Apex International Co., Ltd.                                   992,470    706,318       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Apex Medical Corp.                                              477,500 $  475,505       0.0%
#   Apex Science & Engineering                                    1,046,132    334,636       0.0%
#   Apogee Optocom Co., Ltd.                                         80,216    144,316       0.0%
#   Arcadyan Technology Corp.                                     1,080,718  2,054,978       0.0%
    Ardentec Corp.                                                2,966,274  3,336,414       0.1%
    Argosy Research, Inc.                                           262,000    395,351       0.0%
*   Asia Electronic Material Co., Ltd.                              373,000    233,509       0.0%
#   Asia Optical Co., Inc.                                        1,615,000  4,970,252       0.1%
    Asia Plastic Recycling Holding, Ltd.                          1,694,774    639,935       0.0%
    Asia Polymer Corp.                                            2,691,806  1,613,855       0.0%
#   Asia Tech Image, Inc.                                           382,000    572,932       0.0%
    Asia Vital Components Co., Ltd.                               2,421,058  2,196,324       0.0%
#   ASMedia Technology, Inc.                                        170,424  1,962,736       0.0%
#   ASPEED Technology, Inc.                                         157,599  4,500,093       0.1%
#   ASROCK, Inc.                                                    305,000    785,123       0.0%
    ATE Energy International Co., Ltd.                                9,000     11,662       0.0%
    Aten International Co., Ltd.                                    641,479  2,117,990       0.0%
    Audix Corp.                                                     614,600    881,675       0.0%
#   AURAS Technology Co., Ltd.                                      474,148    987,602       0.0%
#   Aurona Industries, Inc.                                         485,000    430,501       0.0%
#   Aurora Corp.                                                    504,349  1,502,252       0.0%
#   Avalue Technology, Inc.                                         320,000    489,177       0.0%
#   Avermedia Technologies                                        1,525,446    621,601       0.0%
*   Avision, Inc.                                                   437,000     99,143       0.0%
#   AVY Precision Technology, Inc.                                  545,668    863,742       0.0%
#   Awea Mechantronic Co., Ltd.                                     273,210    298,896       0.0%
#   Axiomtek Co., Ltd.                                              421,000    797,657       0.0%
#*  Azurewave Technologies, Inc.                                    457,000    297,297       0.0%
    Bank of Kaohsiung Co., Ltd.                                   3,391,079  1,070,673       0.0%
#   Basso Industry Corp.                                            923,900  1,638,838       0.0%
#*  BenQ Materials Corp.                                          1,408,000    818,798       0.0%
#   BES Engineering Corp.                                        12,579,750  3,215,585       0.1%
#   Bin Chuan Enterprise Co., Ltd.                                  561,070    529,801       0.0%
#*  Bionet Corp.                                                    132,000    116,595       0.0%
#   Bionime Corp.                                                   202,000    392,862       0.0%
#*  Biostar Microtech International Corp.                         1,292,975    870,132       0.0%
    Bioteque Corp.                                                  444,308  1,792,986       0.0%
#   Bizlink Holding, Inc.                                           862,492  6,368,994       0.1%
#   Boardtek Electronics Corp.                                      893,000    785,221       0.0%
#   Bon Fame Co., Ltd.                                              142,000    361,598       0.0%
#   Bothhand Enterprise, Inc.                                       388,000    892,736       0.0%
#   Bright Led Electronics Corp.                                    809,520    417,912       0.0%
#   Brighton-Best International Taiwan, Inc.                        550,000    447,695       0.0%
#   Browave Corp.                                                   479,000    487,617       0.0%
    C Sun Manufacturing, Ltd.                                     1,173,221  1,051,084       0.0%
#   C-Media Electronics, Inc.                                       337,000    311,802       0.0%
#*  C-Tech United Corp.                                             347,000    296,598       0.0%
    Cameo Communications, Inc.                                    1,675,818    400,177       0.0%
#   Capital Futures Corp.                                           696,039  1,444,950       0.0%
    Capital Securities Corp.                                     14,105,142  5,332,701       0.1%
#   Career Technology MFG. Co., Ltd.                              2,912,472  4,265,236       0.1%
*   Carnival Industrial Corp.                                     1,419,000    216,674       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Casetek Holdings, Ltd.                                        1,242,571 $3,039,956       0.1%
    Cathay Chemical Works                                            30,000     17,823       0.0%
#   Cathay Real Estate Development Co., Ltd.                      4,504,700  2,618,884       0.1%
#   Cayman Engley Industrial Co., Ltd.                              234,000  1,188,174       0.0%
    CCP Contact Probes Co., Ltd.                                    137,000    134,140       0.0%
#   Celxpert Energy Corp.                                           581,000    755,542       0.0%
#*  Center Laboratories, Inc.                                     1,375,600  3,270,874       0.1%
    Central Reinsurance Co., Ltd.                                   919,410    586,635       0.0%
#   Chain Chon Industrial Co., Ltd.                               1,330,000    588,498       0.0%
#   ChainQui Construction Development Co., Ltd.                     444,083    437,537       0.0%
#*  Champion Building Materials Co., Ltd.                         2,387,851    659,408       0.0%
#   Champion Microelectronic Corp.                                  145,758    255,733       0.0%
    Chang Wah Electromaterials, Inc.                                251,905  1,248,142       0.0%
#   Chang Wah Technology Co., Ltd.                                   67,817    835,322       0.0%
#   Channel Well Technology Co., Ltd.                             1,216,000  1,216,348       0.0%
#   Chant Sincere Co., Ltd.                                         411,000    380,833       0.0%
#   Charoen Pokphand Enterprise                                   1,319,985  2,845,422       0.1%
#   Chaun-Choung Technology Corp.                                   457,000  1,175,518       0.0%
    CHC Healthcare Group                                            703,000    891,059       0.0%
    CHC Resources Corp.                                             429,348    866,342       0.0%
#   Chen Full International Co., Ltd.                               686,000    990,731       0.0%
#   Chenbro Micom Co., Ltd.                                         463,000    724,761       0.0%
#   Cheng Loong Corp.                                             6,327,383  3,590,140       0.1%
    Cheng Uei Precision Industry Co., Ltd.                        3,100,331  4,024,249       0.1%
#   Chenming Mold Industry Corp.                                    816,437    517,283       0.0%
#   Chia Chang Co., Ltd.                                            878,000    676,506       0.0%
    Chia Hsin Cement Corp.                                        2,603,121  1,046,664       0.0%
#   Chian Hsing Forging Industrial Co., Ltd.                        280,000    644,218       0.0%
#   Chicony Power Technology Co., Ltd.                            1,146,721  2,043,045       0.0%
#   Chieftek Precision Co., Ltd.                                    315,000  1,793,280       0.0%
#   Chien Kuo Construction Co., Ltd.                              1,660,312    662,820       0.0%
#   Chilisin Electronics Corp.                                    1,098,173  3,413,969       0.1%
#   Chime Ball Technology Co., Ltd.                                 197,840    421,837       0.0%
#*  Chimei Materials Technology Corp.                             5,012,900  1,819,501       0.0%
#   Chin-Poon Industrial Co., Ltd.                                2,580,207  3,396,947       0.1%
#   China Bills Finance Corp.                                     5,734,000  2,797,177       0.1%
    China Chemical & Pharmaceutical Co., Ltd.                     1,958,000  1,340,369       0.0%
#   China Ecotek Corp.                                              214,000    317,278       0.0%
#*  China Electric Manufacturing Corp.                            2,593,900  1,071,292       0.0%
#*  China Fineblanking Technology Co., Ltd.                         384,000    514,237       0.0%
#   China General Plastics Corp.                                  3,359,341  3,592,918       0.1%
#   China Glaze Co., Ltd.                                           507,002    208,583       0.0%
*   China Man-Made Fiber Corp.                                   10,795,972  3,566,399       0.1%
    China Metal Products                                          1,945,603  2,021,949       0.0%
    China Motor Corp.                                             1,019,000    958,687       0.0%
*   China Petrochemical Development Corp.                        21,223,000  9,294,193       0.1%
#   China Steel Chemical Corp.                                    1,110,554  5,855,563       0.1%
#   China Steel Structure Co., Ltd.                                 621,000    638,739       0.0%
    China Synthetic Rubber Corp.                                  4,172,751  5,959,218       0.1%
#   China Wire & Cable Co., Ltd.                                    716,160    637,758       0.0%
#   Chinese Maritime Transport, Ltd.                                847,594    834,504       0.0%
*   Ching Feng Home Fashions Co., Ltd.                              509,000    315,905       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
    Chipbond Technology Corp.                                     4,640,000 $9,194,614       0.1%
#   ChipMOS TECHNOLOGIES, Inc.                                    1,612,000  1,116,388       0.0%
    ChipMOS TECHNOLOGIES, Inc. ADR                                    6,040     83,171       0.0%
    Chlitina Holding, Ltd.                                          388,000  2,530,762       0.1%
    Chong Hong Construction Co., Ltd.                             1,282,666  3,725,102       0.1%
    Chun YU Works & Co., Ltd.                                     1,442,000    973,313       0.0%
    Chun Yuan Steel                                               2,655,529  1,016,179       0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.           3,002,375  2,165,980       0.0%
*   Chung Hung Steel Corp.                                        7,637,979  2,762,747       0.1%
    Chung Hwa Food Industrial Co., Ltd.                              96,850    217,500       0.0%
#   Chung Hwa Pulp Corp.                                          3,805,405  1,406,361       0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.                 165,000    138,294       0.0%
*   Chunghwa Picture Tubes, Ltd.                                 14,410,000    886,085       0.0%
#   Chunghwa Precision Test Tech Co., Ltd.                           42,000  1,069,424       0.0%
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                     1,255,000    934,673       0.0%
    Cleanaway Co., Ltd.                                             553,000  3,551,469       0.1%
    Clevo Co.                                                     3,762,200  3,711,644       0.1%
*   CMC Magnetics Corp.                                          15,197,566  3,083,135       0.1%
#*  Co-Tech Development Corp.                                     1,202,533  1,577,038       0.0%
#*  CoAsia Microelectronics Corp.                                   803,397    325,767       0.0%
#   Coland Holdings, Ltd.                                           343,000    483,404       0.0%
#   Collins Co., Ltd.                                               562,431    206,070       0.0%
#   Compeq Manufacturing Co., Ltd.                                4,458,000  4,441,682       0.1%
    Compucase Enterprise                                            527,000    604,766       0.0%
*   Concord Securities Co., Ltd.                                  3,802,000  1,070,934       0.0%
#   Concraft Holding Co., Ltd.                                      267,000  2,320,534       0.0%
#   Continental Holdings Corp.                                    3,306,320  1,465,729       0.0%
#   Contrel Technology Co., Ltd.                                  1,045,000    484,537       0.0%
#   Coremax Corp.                                                   442,000  1,783,710       0.0%
    Coretronic Corp.                                              3,276,200  4,360,762       0.1%
#   Cowealth Medical Holding Co., Ltd.                              127,000    235,980       0.0%
#   Coxon Precise Industrial Co., Ltd.                              841,000    759,481       0.0%
#   Creative Sensor, Inc.                                           757,000    607,878       0.0%
    Crown Bioscience International                                  451,000  1,131,641       0.0%
*   Crystalwise Technology, Inc.                                    501,000    251,714       0.0%
*   CSBC Corp. Taiwan                                             3,490,610  2,835,845       0.1%
    CTCI Corp.                                                    1,999,000  3,367,410       0.1%
#   Cub Elecparts, Inc.                                             365,482  4,677,375       0.1%
#   CviLux Corp.                                                    567,040    515,983       0.0%
#   CX Technology Co., Ltd.                                         391,755    249,623       0.0%
    Cyberlink Corp.                                                 539,697  1,173,976       0.0%
#   CyberPower Systems, Inc.                                        295,000    888,971       0.0%
#   CyberTAN Technology, Inc.                                     2,414,779  1,421,835       0.0%
#   Cypress Technology Co., Ltd.                                    271,700    653,768       0.0%
#   D-Link Corp.                                                  5,120,668  1,885,215       0.0%
#   DA CIN Construction Co., Ltd.                                 1,190,711    948,829       0.0%
#   Da-Li Development Co., Ltd.                                   1,211,032  1,532,615       0.0%
#   Dadi Early-Childhood Education Group, Ltd.                      155,956  1,236,022       0.0%
    Dafeng TV, Ltd.                                                 493,870    646,946       0.0%
*   Danen Technology Corp.                                        2,771,000    561,237       0.0%
#   Darfon Electronics Corp.                                      1,769,550  1,853,025       0.0%
#   Darwin Precisions Corp.                                       2,503,635  1,931,494       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Davicom Semiconductor, Inc.                                     611,888 $  456,083       0.0%
#   Daxin Materials Corp.                                           372,000  1,011,890       0.0%
#   De Licacy Industrial Co., Ltd.                                2,191,407  1,866,884       0.0%
#   Delpha Construction Co., Ltd.                                   847,931    429,414       0.0%
    Depo Auto Parts Ind Co., Ltd.                                   794,000  2,141,591       0.0%
    Dimerco Data System Corp.                                       280,000    385,728       0.0%
#   Dimerco Express Corp.                                           828,000    575,314       0.0%
#   Draytek Corp.                                                   332,000    320,853       0.0%
#   Dyaco International, Inc.                                        35,000     45,828       0.0%
#   Dynacolor, Inc.                                                 306,000    382,783       0.0%
#*  Dynamic Electronics Co., Ltd.                                 2,052,321    618,226       0.0%
#   Dynapack International Technology Corp.                       1,182,000  1,553,759       0.0%
#   E-Lead Electronic Co., Ltd.                                     507,942    425,018       0.0%
    E-LIFE MALL Corp.                                               505,000  1,105,590       0.0%
*   E-Ton Solar Tech Co., Ltd.                                    2,909,209    444,046       0.0%
*   Eastern Media International Corp.                             4,310,889  1,974,782       0.0%
#   ECOVE Environment Corp.                                         214,000  1,257,466       0.0%
    Edimax Technology Co., Ltd.                                   1,489,108    409,726       0.0%
*   Edison Opto Corp.                                               887,000    449,306       0.0%
    Edom Technology Co., Ltd.                                     1,255,968    711,320       0.0%
#   eGalax_eMPIA Technology, Inc.                                   397,131    707,263       0.0%
#*  Egis Technology, Inc.                                           469,000  2,242,796       0.0%
    Elan Microelectronics Corp.                                   2,837,715  4,107,219       0.1%
#*  Electric Power Technology, Ltd.                                 141,000    133,895       0.0%
    Elite Advanced Laser Corp.                                      903,024  3,163,992       0.1%
#   Elite Material Co., Ltd.                                      2,005,350  4,914,381       0.1%
#   Elite Semiconductor Memory Technology, Inc.                   1,994,200  2,605,116       0.1%
*   Elitegroup Computer Systems Co., Ltd.                         2,670,254  1,511,858       0.0%
    eMemory Technology, Inc.                                        523,000  6,452,874       0.1%
#   Emerging Display Technologies Corp.                             748,000    236,793       0.0%
    ENG Electric Co., Ltd.                                        1,207,923    173,795       0.0%
#   Ennoconn Corp.                                                  325,972  5,274,820       0.1%
#   EnTie Commercial Bank Co., Ltd.                               2,229,603  1,026,440       0.0%
#*  Epileds Technologies, Inc.                                      607,000    407,812       0.0%
#*  Episil Holdings, Inc.                                           867,000    634,288       0.0%
#*  Epistar Corp.                                                 4,310,000  5,865,822       0.1%
    Eslite Spectrum Corp. (The)                                      72,000    330,524       0.0%
#   Eson Precision Ind. Co., Ltd.                                   538,000    583,304       0.0%
    Eternal Materials Co., Ltd.                                   4,808,398  4,605,968       0.1%
*   Etron Technology, Inc.                                        3,017,000  1,099,839       0.0%
#   Eurocharm Holdings Co., Ltd.                                    282,000    840,892       0.0%
#   Everest Textile Co., Ltd.                                     2,964,664  1,229,710       0.0%
    Evergreen International Storage & Transport Corp.             4,083,000  1,857,302       0.0%
#   Everlight Chemical Industrial Corp.                           3,499,606  2,116,365       0.0%
#   Everlight Electronics Co., Ltd.                               2,945,000  4,127,448       0.1%
#   Everspring Industry Co., Ltd.                                 1,073,000    378,749       0.0%
    Excelsior Medical Co., Ltd.                                     670,217  1,109,561       0.0%
#   EZconn Corp.                                                    346,000    394,644       0.0%
    Far Eastern Department Stores, Ltd.                           9,125,000  5,991,845       0.1%
    Far Eastern International Bank                               17,647,852  5,921,037       0.1%
    Faraday Technology Corp.                                        334,305    747,024       0.0%
*   Farglory F T Z Investment Holding Co., Ltd.                     485,000    293,889       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Farglory Land Development Co., Ltd.                          2,337,000 $2,560,857       0.1%
#   Federal Corp.                                                3,492,238  1,524,673       0.0%
    Feedback Technology Corp.                                      254,200    969,283       0.0%
    Feng Hsin Steel Co., Ltd.                                    3,347,100  6,740,750       0.1%
    Fine Blanking & Tool Co., Ltd.                                  13,000     18,372       0.0%
#*  First Copper Technology Co., Ltd.                            1,173,000    443,948       0.0%
#   First Hi-Tec Enterprise Co., Ltd.                              464,205    604,943       0.0%
    First Hotel                                                  1,055,124    537,563       0.0%
    First Insurance Co., Ltd. (The)                              1,395,179    644,242       0.0%
#*  First Steamship Co., Ltd.                                    4,871,424  2,022,773       0.0%
#   FLEXium Interconnect, Inc.                                   2,307,087  6,028,810       0.1%
    Flytech Technology Co., Ltd.                                   790,309  2,062,474       0.0%
#   FocalTech Systems Co., Ltd.                                  2,071,048  1,804,183       0.0%
#   Forest Water Environment Engineering Co., Ltd.                 319,000    731,618       0.0%
    Formosa Advanced Technologies Co., Ltd.                      1,172,000  1,301,424       0.0%
    Formosa International Hotels Corp.                             386,329  2,000,820       0.0%
#   Formosa Laboratories, Inc.                                     658,000  1,296,240       0.0%
#   Formosa Oilseed Processing Co., Ltd.                           676,567  1,672,591       0.0%
    Formosa Optical Technology Co., Ltd.                           160,000    345,590       0.0%
    Formosan Rubber Group, Inc.                                  2,586,952  1,308,285       0.0%
#   Formosan Union Chemical                                      2,429,193  1,532,685       0.0%
#   Fortune Electric Co., Ltd.                                   1,070,078    966,872       0.0%
#   Founding Construction & Development Co., Ltd.                1,114,623    620,284       0.0%
    Foxlink Image Technology Co., Ltd.                             884,000    748,867       0.0%
#   Foxsemicon Integrated Technology, Inc.                         389,550  2,524,825       0.1%
    Froch Enterprise Co., Ltd.                                   1,287,189    697,620       0.0%
    FSP Technology, Inc.                                         1,062,427    863,068       0.0%
#   Fulgent Sun International Holding Co., Ltd.                    610,827  1,306,077       0.0%
#   Fullerton Technology Co., Ltd.                                 668,600    539,495       0.0%
#   Fulltech Fiber Glass Corp.                                   2,588,083  1,492,769       0.0%
#   Fwusow Industry Co., Ltd.                                      867,138    543,588       0.0%
#   G Shank Enterprise Co., Ltd.                                   952,281    805,763       0.0%
*   G Tech Optoelectronics Corp.                                   780,354    424,518       0.0%
#   Gallant Precision Machining Co., Ltd.                        1,186,000    922,771       0.0%
#   GCS Holdings, Inc.                                             498,000  1,107,480       0.0%
#   GEM Services, Inc.                                             337,000    940,083       0.0%
#   Gemtek Technology Corp.                                      2,470,219  1,997,012       0.0%
#   General Plastic Industrial Co., Ltd.                           410,357    536,274       0.0%
#   Generalplus Technology, Inc.                                   380,000    544,179       0.0%
*   Genesis Photonics, Inc.                                        639,976     63,362       0.0%
#   Genesys Logic, Inc.                                            633,000    637,876       0.0%
#*  Genius Electronic Optical Co., Ltd.                            485,427  5,712,144       0.1%
*   Genmont Biotech, Inc.                                          299,000    271,235       0.0%
    Genovate Biotechnology Co., Ltd.                               256,000    312,240       0.0%
#   GeoVision, Inc.                                                510,096    520,480       0.0%
    Getac Technology Corp.                                       2,816,360  4,050,100       0.1%
#   Giantplus Technology Co., Ltd.                               2,805,900  1,428,833       0.0%
#   Gigabyte Technology Co., Ltd.                                3,920,800  8,573,191       0.1%
#   Gigasolar Materials Corp.                                      152,880    783,167       0.0%
#*  Gigastorage Corp.                                            2,770,561  1,168,493       0.0%
#   Ginko International Co., Ltd.                                  373,000  3,133,609       0.1%
*   Gintech Energy Corp.                                         4,384,561  2,347,066       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
    Global Brands Manufacture, Ltd.                               2,093,359 $  882,544       0.0%
#   Global Lighting Technologies, Inc.                              622,000    760,038       0.0%
    Global Mixed Mode Technology, Inc.                              552,000  1,209,922       0.0%
#   Global PMX Co., Ltd.                                            278,000  1,657,693       0.0%
#   Global Unichip Corp.                                            638,000  6,002,742       0.1%
    Globe Union Industrial Corp.                                  1,587,914  1,177,947       0.0%
#   Gloria Material Technology Corp.                              4,040,547  2,615,248       0.1%
#   Glory Science Co., Ltd.                                         330,296    499,148       0.0%
*   GlycoNex, Inc.                                                  227,000    252,645       0.0%
#*  Gold Circuit Electronics, Ltd.                                3,261,227  1,032,351       0.0%
    Golden Friends Corp.                                            239,600    485,723       0.0%
*   Goldsun Building Materials Co., Ltd.                          9,509,722  3,088,353       0.1%
    Good Way Technology Co., Ltd.                                   202,000    278,905       0.0%
#   Good Will Instrument Co., Ltd.                                  355,869    276,065       0.0%
    Grand Fortune Securities Co., Ltd.                            1,666,000    868,977       0.0%
#   Grand Ocean Retail Group, Ltd.                                  701,000    731,501       0.0%
    Grand Pacific Petrochemical                                   7,236,000  8,006,091       0.1%
    Grand Plastic Technology Corp.                                  133,000    698,496       0.0%
#   GrandTech CG Systems, Inc.                                      375,000    721,125       0.0%
    Grape King Bio, Ltd.                                            755,000  6,318,599       0.1%
#   Great China Metal Industry                                    1,134,000  1,031,285       0.0%
#   Great Taipei Gas Co., Ltd.                                    1,912,000  1,799,499       0.0%
    Great Wall Enterprise Co., Ltd.                               3,872,774  5,008,436       0.1%
    Greatek Electronics, Inc.                                     2,152,000  3,894,536       0.1%
#*  Green Energy Technology, Inc.                                 2,369,457  1,240,245       0.0%
#   Green River Holding Co., Ltd.                                   103,950    459,958       0.0%
#   Green Seal Holding, Ltd.                                        589,700    742,392       0.0%
    GTM Holdings Corp.                                              763,000    505,583       0.0%
#   Gudeng Precision Industrial Co., Ltd.                            44,000     54,403       0.0%
#   Hannstar Board Corp.                                          2,292,049  1,330,570       0.0%
#   HannStar Display Corp.                                       21,469,506  5,887,981       0.1%
*   HannsTouch Solution, Inc.                                     3,960,805    930,711       0.0%
#   Hanpin Electron Co., Ltd.                                       455,000    388,095       0.0%
#*  Harvatek Corp.                                                1,000,949    606,984       0.0%
#   Hey Song Corp.                                                2,037,750  2,149,839       0.0%
    Hi-Clearance, Inc.                                              185,000    667,623       0.0%
    Highlight Tech Corp.                                            556,000    512,342       0.0%
    HIM International Music, Inc.                                   175,400    982,613       0.0%
#   Hiroca Holdings, Ltd.                                           643,448  2,222,648       0.0%
#*  HiTi Digital, Inc.                                            1,013,935    341,061       0.0%
    Hitron Technology, Inc.                                       1,784,213  1,274,617       0.0%
*   Ho Tung Chemical Corp.                                        6,813,684  1,886,793       0.0%
#*  Hocheng Corp.                                                 2,223,700    724,776       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                        205,908     65,366       0.0%
    Holiday Entertainment Co., Ltd.                                 553,800  1,030,287       0.0%
    Holtek Semiconductor, Inc.                                    1,280,000  3,035,070       0.1%
#   Holy Stone Enterprise Co., Ltd.                                 988,910  4,808,264       0.1%
    Hong Pu Real Estate Development Co., Ltd.                     1,826,185  1,392,015       0.0%
#   Hong TAI Electric Industrial                                  1,589,000    614,128       0.0%
    Hong YI Fiber Industry Co.                                    1,282,652    891,275       0.0%
*   Horizon Securities Co., Ltd.                                  2,874,000    734,252       0.0%
#   Hota Industrial Manufacturing Co., Ltd.                       1,550,932  6,817,550       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
    Hotron Precision Electronic Industrial Co., Ltd.                408,300 $  672,602       0.0%
#   Hsin Kuang Steel Co., Ltd.                                    1,975,443  2,966,259       0.1%
#   Hsin Yung Chien Co., Ltd.                                       256,100    772,676       0.0%
    Hsing TA Cement Co.                                             513,855    239,421       0.0%
#   Hu Lane Associate, Inc.                                         616,866  2,887,942       0.1%
*   HUA ENG Wire & Cable Co., Ltd.                                2,905,565  1,193,661       0.0%
    Huaku Development Co., Ltd.                                   1,809,816  4,178,551       0.1%
#   Huang Hsiang Construction Corp.                                 846,800    804,861       0.0%
#   Hung Ching Development & Construction Co., Ltd.               1,225,000  1,203,197       0.0%
    Hung Sheng Construction, Ltd.                                 3,538,400  4,156,708       0.1%
    Huxen Corp.                                                     301,244    480,889       0.0%
#   Hwa Fong Rubber Industrial Co., Ltd.                          1,843,890    940,079       0.0%
*   Hwacom Systems, Inc.                                            442,000    185,756       0.0%
#*  I-Chiun Precision Industry Co., Ltd.                          1,337,313    411,729       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.                         791,000  1,201,243       0.0%
#   Ibase Technology, Inc.                                          919,206  1,391,032       0.0%
#*  Ichia Technologies, Inc.                                      2,428,000  1,295,682       0.0%
#   Ideal Bike Corp.                                              1,382,734    527,824       0.0%
#   IEI Integration Corp.                                         1,487,209  1,738,311       0.0%
#   Info-Tek Corp.                                                  478,000    328,780       0.0%
#   Infortrend Technology, Inc.                                   1,371,163    588,512       0.0%
    Innodisk Corp.                                                  449,592  1,987,844       0.0%
    Inpaq Technology Co., Ltd.                                      659,000    934,725       0.0%
#   Intai Technology Corp.                                          252,000    823,639       0.0%
#   Integrated Service Technology, Inc.                             432,178  1,055,240       0.0%
#   IntelliEPI, Inc.                                                236,000    626,622       0.0%
    International Games System Co., Ltd.                            403,000  2,169,312       0.0%
#   Iron Force Industrial Co., Ltd.                                 374,393  1,127,612       0.0%
#   ITE Technology, Inc.                                          1,145,095  1,339,456       0.0%
    ITEQ Corp.                                                    1,437,614  3,196,940       0.1%
    J Touch Corp.                                                    11,000        211       0.0%
#   Jarllytec Co., Ltd.                                             383,000    612,779       0.0%
#   Jentech Precision Industrial Co., Ltd.                          448,868    930,235       0.0%
    Jess-Link Products Co., Ltd.                                    842,925    809,945       0.0%
#   Jian Sin Industrial Co., Ltd.                                    12,000     29,645       0.0%
#   Jih Lin Technology Co., Ltd.                                    285,000    795,975       0.0%
#   Jih Sun Financial Holdings Co., Ltd.                         11,470,896  3,414,638       0.1%
#   Jinan Acetate Chemical Co., Ltd.                                 49,000    208,917       0.0%
    Jinli Group Holdings, Ltd.                                    1,010,058    668,617       0.0%
#   Johnson Health Tech Co., Ltd.                                   737,257    745,958       0.0%
#   Jourdeness Group, Ltd.                                          179,000    630,661       0.0%
#   K Laser Technology, Inc.                                      1,102,000    563,968       0.0%
#   Kaori Heat Treatment Co., Ltd.                                  613,197    883,524       0.0%
    Kaulin Manufacturing Co., Ltd.                                  919,330    647,287       0.0%
#   KEE TAI Properties Co., Ltd.                                  2,783,473  1,017,945       0.0%
#   Kenda Rubber Industrial Co., Ltd.                             1,000,000  1,155,308       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                       1,494,000    525,853       0.0%
    Kerry TJ Logistics Co., Ltd.                                  1,641,000  2,225,144       0.0%
*   Key Ware Electronics Co., Ltd.                                  207,000     85,257       0.0%
    Kindom Construction Corp.                                     2,658,000  1,732,647       0.0%
#   King Chou Marine Technology Co., Ltd.                           478,920    549,056       0.0%
#   King Yuan Electronics Co., Ltd.                               8,804,979  8,685,343       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    King's Town Bank Co., Ltd.                                   4,412,701 $5,285,563       0.1%
#*  King's Town Construction Co., Ltd.                             921,074    706,006       0.0%
#   Kingcan Holdings, Ltd.                                         422,273    275,289       0.0%
#   Kingpak Technology, Inc.                                       196,117  1,279,649       0.0%
    Kinik Co.                                                      858,000  2,233,772       0.0%
#   Kinko Optical Co., Ltd.                                        964,000    916,547       0.0%
    Kinpo Electronics                                            9,845,157  3,481,399       0.1%
#   Kinsus Interconnect Technology Corp.                         2,128,000  3,495,725       0.1%
#   KMC Kuei Meng International, Inc.                              442,146  1,945,221       0.0%
    KNH Enterprise Co., Ltd.                                       333,020    131,783       0.0%
#   KS Terminals, Inc.                                             913,482  1,559,924       0.0%
#   Kung Long Batteries Industrial Co., Ltd.                       462,000  2,226,902       0.0%
#   Kung Sing Engineering Corp.                                  1,965,000    889,442       0.0%
*   Kuo Toong International Co., Ltd.                            1,744,511  1,097,681       0.0%
#*  Kuoyang Construction Co., Ltd.                               3,345,384  1,666,986       0.0%
    Kwong Fong Industries Corp.                                    840,764    494,712       0.0%
#   Kwong Lung Enterprise Co., Ltd.                                504,000    807,822       0.0%
#*  KYE Systems Corp.                                            1,939,672    654,583       0.0%
#   L&K Engineering Co., Ltd.                                    1,281,048  1,579,946       0.0%
    La Kaffa International Co., Ltd.                               101,000    368,978       0.0%
#*  LAN FA Textile                                               1,708,933    506,472       0.0%
#   Land Mark Optoelectronics Corp.                                418,300  3,901,399       0.1%
#   Lanner Electronics, Inc.                                       731,006  1,161,283       0.0%
#   Laser Tek Taiwan Co., Ltd.                                     516,504    534,879       0.0%
#   Laster Tech Corp., Ltd.                                        314,000    660,797       0.0%
    LCY Chemical Corp.                                           1,757,383  2,604,412       0.1%
#   Leader Electronics, Inc.                                       828,000    226,561       0.0%
    Leadtrend Technology Corp.                                     120,086    105,148       0.0%
#*  Lealea Enterprise Co., Ltd.                                  6,003,892  2,311,975       0.0%
    Ledlink Optics, Inc.                                           340,300    445,455       0.0%
    Ledtech Electronics Corp.                                      351,000    121,674       0.0%
    LEE CHI Enterprises Co., Ltd.                                1,386,000    485,552       0.0%
#   Lelon Electronics Corp.                                        628,300  1,235,683       0.0%
#   Lemtech Holdings Co., Ltd.                                     153,000    826,117       0.0%
*   Leofoo Development Co., Ltd.                                 1,913,116    435,566       0.0%
*   LES Enphants Co., Ltd.                                       1,029,754    486,602       0.0%
#*  Lextar Electronics Corp.                                     2,699,500  1,624,936       0.0%
#   Li Cheng Enterprise Co., Ltd.                                  537,912    753,600       0.0%
#*  Li Peng Enterprise Co., Ltd.                                 5,193,897  1,445,337       0.0%
#   Lian HWA Food Corp.                                            577,525    680,107       0.0%
#   Lida Holdings, Ltd.                                            300,000    901,216       0.0%
#   Lien Chang Electronic Enter                                    476,000    211,688       0.0%
    Lien Hwa Industrial Corp.                                    4,474,170  5,711,856       0.1%
    Lifestyle Global Enterprise, Inc.                              110,000    402,458       0.0%
#   Lingsen Precision Industries, Ltd.                           2,722,506  1,142,392       0.0%
#   Lion Travel Service Co., Ltd.                                  273,000  1,004,363       0.0%
    Lite-On Semiconductor Corp.                                  1,656,539  2,108,756       0.0%
    Long Bon International Co., Ltd.                             2,805,945  1,323,951       0.0%
#   Long Chen Paper Co., Ltd.                                    4,432,006  5,171,300       0.1%
#   Longwell Co.                                                   747,000    907,900       0.0%
#   Lotes Co., Ltd.                                                460,778  2,975,755       0.1%
*   Lotus Pharmaceutical Co., Ltd.                                 261,000    784,589       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
TAIWAN -- (Continued)
#   Lu Hai Holding Corp.                                           315,690 $   416,542       0.0%
#   Lucky Cement Corp.                                           1,645,000     423,149       0.0%
    Lumax International Corp., Ltd.                                640,592   1,284,525       0.0%
    Lung Yen Life Service Corp.                                  1,259,000   2,648,809       0.1%
#*  LuxNet Corp.                                                   736,153     590,248       0.0%
#   Macauto Industrial Co., Ltd.                                   371,000   1,745,592       0.0%
#   Machvision, Inc.                                               236,000   2,977,159       0.1%
#   Macroblock, Inc.                                               230,550     642,958       0.0%
*   Macronix International                                       8,930,820  14,187,462       0.2%
#   Mag Layers Scientific-Technics Co., Ltd.                       352,933     785,198       0.0%
#   Makalot Industrial Co., Ltd.                                 1,424,677   6,858,678       0.1%
    Marketech International Corp.                                  965,000   1,900,260       0.0%
    Masterlink Securities Corp.                                  8,580,728   3,191,428       0.1%
#   Materials Analysis Technology, Inc.                            281,041     668,308       0.0%
#   Mayer Steel Pipe Corp.                                         944,567     496,290       0.0%
    Maywufa Co., Ltd.                                               69,322      33,369       0.0%
#   Mechema Chemicals International Corp.                          342,000   1,104,205       0.0%
#   Meiloon Industrial Co.                                         959,730     838,976       0.0%
    Mercuries & Associates Holding, Ltd.                         2,871,015   2,331,345       0.0%
*   Mercuries Life Insurance Co., Ltd.                           7,718,147   4,208,971       0.1%
#   Merry Electronics Co., Ltd.                                  1,080,477   4,975,558       0.1%
#*  Microbio Co., Ltd.                                           2,948,607   2,025,047       0.0%
#   Microelectronics Technology, Inc.                              367,655     317,295       0.0%
    Microlife Corp.                                                374,600   1,082,478       0.0%
#   Mildef Crete, Inc.                                             356,000     602,519       0.0%
    MIN AIK Technology Co., Ltd.                                 1,059,452     781,631       0.0%
#   Mirle Automation Corp.                                       1,333,098   1,924,314       0.0%
    Mitac Holdings Corp.                                         4,557,004   4,929,891       0.1%
    MJ International Co., Ltd.                                      16,000      44,042       0.0%
#   Mobiletron Electronics Co., Ltd.                               509,800     623,499       0.0%
#   momo.com, Inc.                                                 189,000   1,567,463       0.0%
*   Mosel Vitelic, Inc.                                            178,482     194,056       0.0%
#*  Motech Industries, Inc.                                      3,353,731   2,330,519       0.0%
#   MPI Corp.                                                      474,000     851,167       0.0%
#   Nak Sealing Technologies Corp.                                 394,954   1,155,077       0.0%
    Namchow Holdings Co., Ltd.                                   1,306,000   2,657,260       0.1%
#   Nan Kang Rubber Tire Co., Ltd.                               4,187,952   3,529,729       0.1%
#   Nan Liu Enterprise Co., Ltd.                                   309,000   1,653,077       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                       855,000     223,366       0.0%
#   Nan Ya Printed Circuit Board Corp.                           1,778,000   1,602,765       0.0%
#   Nang Kuang Pharmaceutical co., Ltd.                            449,000     598,324       0.0%
#   Nantex Industry Co., Ltd.                                    1,989,149   1,680,671       0.0%
    National Petroleum Co., Ltd.                                   217,824     294,835       0.0%
*   Neo Solar Power Corp.                                        6,312,744   2,616,876       0.1%
#   Netronix, Inc.                                                 519,000     554,377       0.0%
    New Asia Construction & Development Corp.                      338,835      69,149       0.0%
    New Best Wire Industrial Co., Ltd.                             195,600     192,894       0.0%
#   New Era Electronics Co., Ltd.                                  312,000     178,404       0.0%
#*  Newmax Technology Co., Ltd.                                    549,009     609,808       0.0%
#   Nexcom International Co., Ltd.                                 751,094     695,371       0.0%
#   Nichidenbo Corp.                                             1,008,801   2,418,376       0.1%
#   Nien Hsing Textile Co., Ltd.                                   999,345     834,904       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#*  Niko Semiconductor Co., Ltd.                                   374,000 $  461,441       0.0%
#   Nishoku Technology, Inc.                                       328,000    879,288       0.0%
    Nova Technology Corp.                                           58,000    396,531       0.0%
#   Nuvoton Technology Corp.                                       551,000  1,019,138       0.0%
    O-Bank Co., Ltd.                                               953,000    278,157       0.0%
#*  O-TA Precision Industry Co., Ltd.                              138,000    180,793       0.0%
#*  Ocean Plastics Co., Ltd.                                     1,107,200  1,043,323       0.0%
#   On-Bright Electronics, Inc.                                    227,052  1,832,514       0.0%
*   Oneness Biotech Co., Ltd.                                      196,000    215,639       0.0%
    OptoTech Corp.                                               3,188,358  2,358,541       0.1%
#   Orient Europharma Co., Ltd.                                    321,000    768,111       0.0%
*   Orient Semiconductor Electronics, Ltd.                       5,229,000  1,438,912       0.0%
    Oriental Union Chemical Corp.                                5,582,267  5,986,003       0.1%
#   P-Duke Technology Co., Ltd.                                    299,500    711,409       0.0%
    P-Two Industries, Inc.                                         174,000    134,911       0.0%
#   Pacific Construction Co.                                     1,868,921    732,099       0.0%
    Pacific Hospital Supply Co., Ltd.                              420,000  1,052,817       0.0%
#   Paiho Shih Holdings Corp.                                      908,928  1,604,997       0.0%
#   Pan Jit International, Inc.                                  2,371,541  4,005,057       0.1%
#   Pan-International Industrial Corp.                           2,834,747  1,836,397       0.0%
#   Paolung International Co., Ltd.                                466,000    404,222       0.0%
    Parade Technologies, Ltd.                                      336,401  5,209,100       0.1%
#   Paragon Technologies Co., Ltd.                                 480,246    465,952       0.0%
    Parpro Corp.                                                    79,000     92,123       0.0%
#   PChome Online, Inc.                                            534,676  2,476,726       0.1%
#   PCL Technologies, Inc.                                         244,040    620,152       0.0%
#   PharmaEngine, Inc.                                             453,581  2,141,198       0.0%
#   Pharmally International Holding Co., Ltd.                      285,452  3,741,969       0.1%
#*  Phihong Technology Co., Ltd.                                 2,365,401    862,426       0.0%
#   Phoenix Tours International, Inc.                              318,450    389,850       0.0%
    Pili International Multimedia Co., Ltd.                         47,000     90,985       0.0%
#   Pixart Imaging, Inc.                                           593,150  2,258,674       0.0%
    Planet Technology Corp.                                        190,000    389,951       0.0%
    Plastron Precision Co., Ltd.                                   535,400    328,496       0.0%
#   Plotech Co., Ltd.                                              616,000    639,291       0.0%
#   Polytronics Technology Corp.                                   357,027    730,152       0.0%
#   Posiflex Technology, Inc.                                      355,457  1,371,366       0.0%
#*  Power Quotient International Co., Ltd.                       1,306,600    395,624       0.0%
    Power Wind Health Industry, Inc.                               110,000    577,816       0.0%
    Powertech Industrial Co., Ltd.                                  80,000     37,628       0.0%
    Poya International Co., Ltd.                                   312,098  3,464,818       0.1%
*   President Securities Corp.                                   6,630,524  3,322,930       0.1%
#   Primax Electronics, Ltd.                                     2,765,000  5,592,996       0.1%
*   Prime Electronics & Satellitics, Inc.                          667,822    172,445       0.0%
    Prince Housing & Development Corp.                           9,008,644  3,582,474       0.1%
#*  Princeton Technology Corp.                                   1,099,000    278,342       0.0%
    Pro Hawk Corp.                                                 122,000    576,333       0.0%
#   Promate Electronic Co., Ltd.                                 1,227,000  1,171,086       0.0%
*   Promise Technology, Inc.                                     1,152,286    364,260       0.0%
#   Prosperity Dielectrics Co., Ltd.                               708,559  1,260,080       0.0%
#   Qisda Corp.                                                  2,915,900  1,998,576       0.0%
#   QST International Corp.                                        407,000  1,598,892       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Qualipoly Chemical Corp.                                        646,713 $  731,463       0.0%
#   Quang Viet Enterprise Co., Ltd.                                 101,000    373,705       0.0%
#   Quanta Storage, Inc.                                          1,507,000  1,365,101       0.0%
#   Quintain Steel Co., Ltd.                                      1,685,000    608,745       0.0%
#   Radiant Opto-Electronics Corp.                                3,344,000  6,902,525       0.1%
*   Radium Life Tech Co., Ltd.                                    5,152,100  1,870,238       0.0%
#   Rafael Microelectronics, Inc.                                   148,000    712,990       0.0%
#   Rechi Precision Co., Ltd.                                     2,626,181  2,835,716       0.1%
    Rich Development Co., Ltd.                                    4,476,036  1,834,386       0.0%
#   RichWave Technology Corp.                                       309,000    693,239       0.0%
#*  Right WAY Industrial Co., Ltd.                                  115,000     89,041       0.0%
*   Ritek Corp.                                                  14,699,860  2,910,009       0.1%
#*  Roo Hsing Co., Ltd.                                           4,874,000  2,467,755       0.1%
#   Rotam Global Agrosciences, Ltd.                                 508,268    427,689       0.0%
#   Ruentex Engineering & Construction Co.                          226,000    295,423       0.0%
#   Run Long Construction Co., Ltd.                                 537,292  1,001,376       0.0%
#   Sagittarius Life Science Corp.                                  168,889    370,082       0.0%
#   Samebest Co., Ltd.                                              134,000  1,587,828       0.0%
#   Sampo Corp.                                                   3,467,327  1,560,371       0.0%
#   San Fang Chemical Industry Co., Ltd.                          1,333,647  1,456,345       0.0%
    San Far Property, Ltd.                                          124,000     60,803       0.0%
#   San Shing Fastech Corp.                                         794,875  1,529,339       0.0%
    Sanitar Co., Ltd.                                               301,000    420,655       0.0%
#   Sanyang Motor Co., Ltd.                                       4,189,628  2,992,277       0.1%
#*  Savior Lifetec Corp.                                            562,000    504,860       0.0%
#   SCI Pharmtech, Inc.                                             502,395  1,045,078       0.0%
#   Scientech Corp.                                                 357,000    675,221       0.0%
#   ScinoPharm Taiwan, Ltd.                                         327,000    356,586       0.0%
#   SDI Corp.                                                       891,000  2,105,668       0.0%
    Sea Sonic Electronics Co., Ltd.                                  57,000     67,020       0.0%
#   Senao International Co., Ltd.                                   813,541  1,436,279       0.0%
#   Senao Networks, Inc.                                            194,000    838,181       0.0%
#   Sercomm Corp.                                                 1,655,000  4,462,181       0.1%
#   Sesoda Corp.                                                  1,290,712  1,286,493       0.0%
    Shan-Loong Transportation Co., Ltd.                             558,000    627,796       0.0%
#   Sharehope Medicine Co., Ltd.                                    736,293    920,525       0.0%
    Sheng Yu Steel Co., Ltd.                                        867,980    779,956       0.0%
    ShenMao Technology, Inc.                                        607,891    502,391       0.0%
    Shieh Yih Machinery Industry Co., Ltd.                          166,000     64,076       0.0%
#   Shih Her Technologies, Inc.                                     360,000    414,120       0.0%
*   Shih Wei Navigation Co., Ltd.                                 2,023,384    504,057       0.0%
#   Shihlin Electric & Engineering Corp.                          1,745,000  2,414,140       0.1%
*   Shihlin Paper Corp.                                               9,000     10,047       0.0%
    Shin Hai Gas Corp.                                                1,245      1,704       0.0%
#   Shin Zu Shing Co., Ltd.                                       1,268,144  3,332,944       0.1%
    Shinih Enterprise Co., Ltd.                                     128,000     83,098       0.0%
*   Shining Building Business Co., Ltd.                           2,813,593  1,096,629       0.0%
    Shinkong Insurance Co., Ltd.                                  1,471,131  1,596,258       0.0%
    Shinkong Synthetic Fibers Corp.                              10,411,395  3,572,703       0.1%
#   Shinkong Textile Co., Ltd.                                      979,542  1,583,635       0.0%
#   Shiny Chemical Industrial Co., Ltd.                             434,031  1,182,136       0.0%
#   ShunSin Technology Holding, Ltd.                                203,000    991,352       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   Shuttle, Inc.                                                2,436,152 $1,290,154       0.0%
    Sigurd Microelectronics Corp.                                2,739,974  3,174,323       0.1%
#*  Silicon Integrated Systems Corp.                             3,406,887    970,154       0.0%
*   Silitech Technology Corp.                                      994,774    568,204       0.0%
    Simplo Technology Co., Ltd.                                  1,263,800  7,065,783       0.1%
#   Sinbon Electronics Co., Ltd.                                 1,519,813  4,020,940       0.1%
    Sincere Navigation Corp.                                     2,424,786  1,432,842       0.0%
#   Single Well Industrial Corp.                                   315,916    255,313       0.0%
#   Sinher Technology, Inc.                                        332,000    543,229       0.0%
#   Sinmag Equipment Corp.                                         303,436  1,582,808       0.0%
    Sino-American Electronic Co., Ltd.                             564,703     52,249       0.0%
    Sino-American Silicon Products, Inc.                         1,427,000  6,124,567       0.1%
    Sinon Corp.                                                  3,065,510  1,751,608       0.0%
#   Sinphar Pharmaceutical Co., Ltd.                             1,103,938    864,831       0.0%
    Sinyi Realty Co.                                             1,465,659  2,133,732       0.0%
#   Sirtec International Co., Ltd.                                 937,000  1,217,379       0.0%
    Sitronix Technology Corp.                                      901,879  2,579,702       0.1%
#   Siward Crystal Technology Co., Ltd.                          1,207,000    754,564       0.0%
    Soft-World International Corp.                                 817,000  2,402,999       0.1%
#*  Solar Applied Materials Technology Co.                       2,008,846  1,450,775       0.0%
*   Solartech Energy Corp.                                       2,620,616  1,160,689       0.0%
#   Solomon Technology Corp.                                       869,000    598,918       0.0%
#   Solteam Electronics Co., Ltd.                                  484,034    603,061       0.0%
#   Song Shang Electronics Co., Ltd.                               671,000    435,430       0.0%
#   Sonix Technology Co., Ltd.                                   1,108,000  1,221,610       0.0%
    Southeast Cement Co., Ltd.                                   1,053,700    495,702       0.0%
#*  Speed Tech Corp.                                               582,000    965,792       0.0%
#   Spirox Corp.                                                   667,824    666,868       0.0%
#   Sporton International, Inc.                                    506,131  2,807,904       0.1%
    St Shine Optical Co., Ltd.                                     134,000  3,592,585       0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.                   904,571  1,115,215       0.0%
#   Stark Technology, Inc.                                         787,688  1,092,521       0.0%
    Strong H Machinery Technology Cayman, Inc.                      18,000     39,295       0.0%
#   Sun Race Sturmey-Archer, Inc.                                  213,000    422,378       0.0%
    Sunjuice Holdings Co., Ltd.                                     48,000    278,483       0.0%
#   Sunko INK Co., Ltd.                                            827,000    337,259       0.0%
#   Sunny Friend Environmental Technology Co., Ltd.                479,000  3,138,359       0.1%
#   Sunonwealth Electric Machine Industry Co., Ltd.              1,382,487  1,684,528       0.0%
#   Sunplus Technology Co., Ltd.                                 4,013,000  1,952,672       0.0%
    Sunrex Technology Corp.                                      1,024,567    535,971       0.0%
#   Sunspring Metal Corp.                                          842,000  1,028,427       0.0%
*   Sunty Development Co., Ltd.                                     42,000     15,728       0.0%
#   Supreme Electronics Co., Ltd.                                2,838,508  3,035,022       0.1%
#   Swancor Holding Co., Ltd.                                      497,206  2,525,501       0.1%
    Sweeten Real Estate Development Co., Ltd.                      538,874    328,576       0.0%
#   Symtek Automation Asia Co., Ltd.                               270,172    666,816       0.0%
    Syncmold Enterprise Corp.                                    1,173,000  2,568,864       0.1%
#   Synmosa Biopharma Corp.                                        583,799    590,412       0.0%
#   Sysage Technology Co., Ltd.                                    693,258    792,217       0.0%
*   Sysgration                                                   1,336,000    272,306       0.0%
#   Systex Corp.                                                 1,328,388  2,874,219       0.1%
    T-Mac Techvest PCB Co., Ltd.                                   380,000    157,507       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   T3EX Global Holdings Corp.                                      713,117 $  561,886       0.0%
#   TA Chen Stainless Pipe                                        5,225,478  5,949,299       0.1%
#   Ta Liang Technology Co., Ltd.                                   388,000    599,337       0.0%
#*  Ta Ya Electric Wire & Cable                                   4,305,306  2,272,332       0.0%
#   Ta Yih Industrial Co., Ltd.                                     219,000    602,169       0.0%
#   TA-I Technology Co., Ltd.                                       866,718  1,553,372       0.0%
    Tah Hsin Industrial Corp.                                       439,600    397,437       0.0%
    TAI Roun Products Co., Ltd.                                     201,000     79,724       0.0%
#   Tai Tung Communication Co., Ltd.                                638,197    384,594       0.0%
#   Tai-Saw Technology Co., Ltd.                                    235,120    154,798       0.0%
    Taichung Commercial Bank Co., Ltd.                           17,131,698  5,922,696       0.1%
#   TaiDoc Technology Corp.                                         374,470  1,792,316       0.0%
    Taiflex Scientific Co., Ltd.                                  1,480,340  1,938,990       0.0%
#   Taimide Tech, Inc.                                              731,250  1,495,520       0.0%
#   Tainan Enterprises Co., Ltd.                                    902,370    701,028       0.0%
    Tainan Spinning Co., Ltd.                                     9,304,044  4,119,163       0.1%
#*  Tainergy Tech Co., Ltd.                                       1,760,000    564,059       0.0%
    Tainet Communication System Corp.                                66,000    148,159       0.0%
#*  Taisun Enterprise Co., Ltd.                                   3,024,648  1,740,698       0.0%
#*  Taita Chemical Co., Ltd.                                      1,331,951    558,285       0.0%
    Taiwan Cement Corp.                                           2,132,152  2,930,055       0.1%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                  648,000  1,321,453       0.0%
#   Taiwan Cogeneration Corp.                                     2,714,566  2,699,684       0.1%
#   Taiwan Fertilizer Co., Ltd.                                     238,000    321,182       0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.                      1,356,338    949,176       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                          1,173,000  1,409,422       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                         2,302,468  4,004,993       0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                1,276,120    783,670       0.0%
*   Taiwan IC Packaging Corp.                                       106,000     21,428       0.0%
#*  Taiwan Land Development Corp.                                 6,351,991  2,015,318       0.0%
#   Taiwan Line Tek Electronic                                      678,306    566,164       0.0%
#*  Taiwan Mask Corp.                                             1,360,412    774,539       0.0%
*   Taiwan Navigation Co., Ltd.                                   1,384,777    791,899       0.0%
    Taiwan Optical Platform Co., Ltd.                                 9,360     37,658       0.0%
#   Taiwan Paiho, Ltd.                                            1,991,287  5,328,240       0.1%
    Taiwan PCB Techvest Co., Ltd.                                 2,125,238  2,023,258       0.0%
#*  Taiwan Prosperity Chemical Corp.                                425,000    299,983       0.0%
*   Taiwan Pulp & Paper Corp.                                     2,174,980  1,325,303       0.0%
#   Taiwan Sakura Corp.                                           1,463,803  1,889,544       0.0%
    Taiwan Sanyo Electric Co., Ltd.                                 417,400    323,887       0.0%
    Taiwan Semiconductor Co., Ltd.                                1,582,000  3,619,619       0.1%
#   Taiwan Shin Kong Security Co., Ltd.                           1,728,710  2,259,349       0.0%
#   Taiwan Styrene Monomer                                        3,812,209  2,754,648       0.1%
    Taiwan Surface Mounting Technology Corp.                      2,208,388  1,888,922       0.0%
    Taiwan Taxi Co., Ltd.                                            56,000    131,402       0.0%
#   Taiwan TEA Corp.                                              5,299,897  2,760,373       0.1%
#   Taiwan Union Technology Corp.                                 1,548,000  4,292,760       0.1%
    Taiyen Biotech Co., Ltd.                                        857,883    836,970       0.0%
#*  Tatung Co., Ltd.                                             13,234,015  9,841,744       0.1%
    Tayih Lun An Co., Ltd.                                          330,890    528,924       0.0%
#   TCI Co., Ltd.                                                   480,991  7,056,856       0.1%
    Te Chang Construction Co., Ltd.                                 334,206    230,372       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  Teapo Electronic Corp.                                          558,000 $  876,743       0.0%
    Tehmag Foods Corp.                                              151,800  1,126,557       0.0%
    Ten Ren Tea Co., Ltd.                                           164,980    211,021       0.0%
    Test Research, Inc.                                           1,233,821  2,261,611       0.0%
    Test-Rite International Co., Ltd.                             2,243,495  1,745,328       0.0%
#*  Tex-Ray Industrial Co., Ltd.                                    803,000    296,307       0.0%
#   Thinking Electronic Industrial Co., Ltd.                        629,204  1,771,820       0.0%
#   Thye Ming Industrial Co., Ltd.                                1,153,669  1,548,565       0.0%
    Ton Yi Industrial Corp.                                       5,500,644  2,337,115       0.0%
#   Tong Hsing Electronic Industries, Ltd.                        1,101,963  3,869,586       0.1%
    Tong Yang Industry Co., Ltd.                                  3,434,741  6,185,798       0.1%
    Tong-Tai Machine & Tool Co., Ltd.                             1,590,892  1,049,817       0.0%
    TOPBI International Holdings, Ltd.                              289,109    971,306       0.0%
#   Topco Scientific Co., Ltd.                                    1,403,087  3,781,824       0.1%
#   Topco Technologies Corp.                                        231,000    614,537       0.0%
    Topkey Corp.                                                     52,000    143,677       0.0%
    Topoint Technology Co., Ltd.                                  1,118,776    749,919       0.0%
#   Toung Loong Textile Manufacturing                               694,000  1,456,227       0.0%
#*  TPK Holding Co., Ltd.                                         2,577,000  5,620,700       0.1%
    Trade-Van Information Services Co.                              245,000    273,057       0.0%
    Transart Graphics Co., Ltd.                                      18,000     28,109       0.0%
    Transcend Information, Inc.                                     940,000  2,650,651       0.1%
#   TrueLight Corp.                                                 550,700    445,731       0.0%
#   Tsang Yow Industrial Co., Ltd.                                  618,000    571,709       0.0%
    Tsann Kuen Enterprise Co., Ltd.                                 357,686    296,780       0.0%
#   TSC Auto ID Technology Co., Ltd.                                185,700  1,454,842       0.0%
*   TSEC Corp.                                                    2,822,205    895,118       0.0%
#   TSRC Corp.                                                    4,903,200  4,935,849       0.1%
#   Ttet Union Corp.                                                300,000    951,393       0.0%
    TTFB Co., Ltd.                                                   71,000    556,329       0.0%
#   TTY Biopharm Co., Ltd.                                        1,849,979  6,256,841       0.1%
#*  Tul Corp.                                                        92,000    532,702       0.0%
    Tung Ho Steel Enterprise Corp.                                6,579,000  5,462,807       0.1%
#   Tung Thih Electronic Co., Ltd.                                  466,600  1,698,355       0.0%
#   TURVO International Co., Ltd.                                   385,112  1,445,303       0.0%
#*  TWi Pharmaceuticals, Inc.                                       307,000  1,017,502       0.0%
    TXC Corp.                                                     2,392,053  2,868,855       0.1%
#   TYC Brother Industrial Co., Ltd.                              1,595,980  1,572,425       0.0%
*   Tycoons Group Enterprise                                      3,227,182    747,234       0.0%
#   Tyntek Corp.                                                  2,229,039  1,171,864       0.0%
    U-Ming Marine Transport Corp.                                 3,747,000  4,586,537       0.1%
#   UDE Corp.                                                       486,000    591,536       0.0%
#   Ultra Chip, Inc.                                                439,000    429,044       0.0%
#   Unimicron Technology Corp.                                   10,194,000  5,728,681       0.1%
#   Union Bank Of Taiwan                                          7,745,149  2,535,430       0.1%
#*  Union Insurance Co., Ltd.                                       467,660    291,096       0.0%
    Unitech Computer Co., Ltd.                                      684,804    473,296       0.0%
#*  Unitech Printed Circuit Board Corp.                           3,895,370  2,641,200       0.1%
    United Integrated Services Co., Ltd.                          1,808,439  3,903,444       0.1%
#   United Orthopedic Corp.                                         720,935  1,586,188       0.0%
    United Radiant Technology                                       735,000    412,850       0.0%
#*  Unity Opto Technology Co., Ltd.                               2,760,500    810,470       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
    Univacco Technology, Inc.                                        32,000 $    20,775       0.0%
    Universal Cement Corp.                                        2,965,433   2,200,885       0.0%
*   Universal Microelectronics Co., Ltd.                            103,000      72,760       0.0%
#   Universal Microwave Technology, Inc.                            350,526     713,345       0.0%
    Unizyx Holding Corp.                                          2,738,430   1,208,310       0.0%
    UPC Technology Corp.                                          6,615,233   4,409,635       0.1%
#   Userjoy Technology Co., Ltd.                                    216,991     652,251       0.0%
    USI Corp.                                                     6,911,408   3,364,601       0.1%
#   Usun Technology Co., Ltd.                                       506,000     726,058       0.0%
#   Utechzone Co., Ltd.                                             390,000     527,752       0.0%
*   UVAT Technology Co., Ltd.                                         9,000      15,175       0.0%
#   Ve Wong Corp.                                                   660,696     574,183       0.0%
    VHQ Media Holdings, Ltd.                                         22,000     177,571       0.0%
*   Via Technologies, Inc.                                        1,263,000   1,421,609       0.0%
#   Victory New Materials, Ltd. Co.                                 769,200   1,178,535       0.0%
#   Visual Photonics Epitaxy Co., Ltd.                            1,313,772   4,194,885       0.1%
#   Vivotek, Inc.                                                   168,000     460,459       0.0%
    Voltronic Power Technology Corp.                                  9,000     160,165       0.0%
#*  Wafer Works Corp.                                               897,746   1,401,900       0.0%
#   Waffer Technology Co., Ltd.                                     759,000     449,387       0.0%
*   Wah Hong Industrial Corp.                                       182,021     114,174       0.0%
    Wah Lee Industrial Corp.                                      1,227,000   2,283,095       0.0%
#   Walsin Technology Corp.                                       2,159,793  13,576,606       0.2%
#   Walton Advanced Engineering, Inc.                             2,305,197   1,012,759       0.0%
    WAN HWA Enterprise Co.                                          761,812     337,576       0.0%
    Waterland Financial Holdings Co., Ltd.                       15,634,370   5,460,130       0.1%
*   Wei Chuan Foods Corp.                                         1,210,000     959,712       0.0%
#   Weikeng Industrial Co., Ltd.                                  2,028,980   1,515,339       0.0%
    Well Shin Technology Co., Ltd.                                  683,000   1,176,807       0.0%
#   Wha Yu Industrial Co., Ltd.                                     301,000     173,742       0.0%
    Winmate, Inc.                                                   237,000     365,898       0.0%
#   Winstek Semiconductor Co., Ltd.                                 469,000     601,998       0.0%
    Wintek Corp.                                                  5,447,000      63,166       0.0%
#   Wisdom Marine Lines Co., Ltd.                                 2,762,953   2,627,097       0.1%
#   Wisechip Semiconductor, Inc.                                    137,302     341,594       0.0%
#   Wistron NeWeb Corp.                                           2,217,796   5,205,154       0.1%
    Wowprime Corp.                                                  456,000   1,840,711       0.0%
    WT Microelectronics Co., Ltd.                                 3,400,450   5,082,606       0.1%
    WUS Printed Circuit Co., Ltd.                                 1,786,700     953,418       0.0%
#   XAC Automation Corp.                                            553,000     603,601       0.0%
    XPEC Entertainment, Inc.                                        192,135      16,105       0.0%
#   Xxentria Technology Materials Corp.                             953,207   2,417,715       0.1%
*   Yang Ming Marine Transport Corp.                              8,606,981   2,980,563       0.1%
    YC Co., Ltd.                                                  3,093,453   1,797,728       0.0%
    YC INOX Co., Ltd.                                             2,587,388   2,317,704       0.0%
    YCC Parts Manufacturing Co., Ltd.                               204,000     268,110       0.0%
    Yea Shin International Development Co., Ltd.                    946,215     592,127       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                    754,929   2,055,027       0.0%
#   YFC-Boneagle Electric Co., Ltd.                                 771,000     924,312       0.0%
*   YFY, Inc.                                                    10,973,212   4,680,212       0.1%
#   Yi Jinn Industrial Co., Ltd.                                  1,676,284     790,006       0.0%
    Yieh Phui Enterprise Co., Ltd.                                9,185,508   3,180,150       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
TAIWAN -- (Continued)
    Ying Han Technology Co., Ltd.                                    73,000 $       99,112       0.0%
#   Yonyu Plastics Co., Ltd.                                        497,600        573,409       0.0%
#*  Young Fast Optoelectronics Co., Ltd.                            905,872        493,126       0.0%
#*  Young Optics, Inc.                                              409,111        812,309       0.0%
    Youngtek Electronics Corp.                                      892,666      1,762,076       0.0%
    Yuanta Futures Co., Ltd.                                        280,000        428,386       0.0%
#   Yulon Finance Corp.                                             807,480      3,566,979       0.1%
#   Yulon Motor Co., Ltd.                                         3,178,000      2,423,922       0.1%
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                466,869      1,262,090       0.0%
    Yungshin Construction & Development Co., Ltd.                   711,000        789,931       0.0%
#   YungShin Global Holding Corp.                                 1,491,015      2,051,385       0.0%
#   Yungtay Engineering Co., Ltd.                                 2,989,000      5,207,186       0.1%
    Zeng Hsing Industrial Co., Ltd.                                 419,107      1,822,444       0.0%
    Zenitron Corp.                                                1,416,000      1,074,220       0.0%
#   Zero One Technology Co., Ltd.                                   731,000        483,068       0.0%
#   Zig Sheng Industrial Co., Ltd.                                3,607,732      1,264,741       0.0%
    Zinwell Corp.                                                 2,279,586      1,941,152       0.0%
#   Zippy Technology Corp.                                          933,948      1,123,525       0.0%
#   ZongTai Real Estate Development Co., Ltd.                     1,491,277      1,073,895       0.0%
                                                                            --------------      ----
TOTAL TAIWAN                                                                 1,323,634,312      16.9%
                                                                            --------------      ----
THAILAND -- (3.3%)
    AAPICO Hitech PCL(B013L48)                                    1,013,740      1,156,357       0.0%
    AAPICO Hitech PCL(B013KZ2)                                      110,000        125,475       0.0%
    Advanced Information Technology PCL Class F                     610,900        532,311       0.0%
    Aeon Thana Sinsap Thailand PCL(B01KHN0)                         146,900        814,560       0.0%
    AEON Thana Sinsap Thailand PCL(B01KHP2)                          74,500        413,102       0.0%
*   AJ Advance Technology PCL Class F                             4,098,800         68,833       0.0%
    AJ Plast PCL                                                  1,513,388        623,385       0.0%
*   Amarin Printing & Publishing PCL                                415,000         78,240       0.0%
    Amata Corp. PCL                                               4,963,510      3,224,080       0.1%
    Amata VN PCL                                                     44,300         10,106       0.0%
    Ananda Development PCL                                       14,870,700      1,847,058       0.0%
    AP Thailand PCL                                              13,859,216      3,688,765       0.1%
*   Apex Development PCL                                              3,536             30       0.0%
    Apex Development Pcl Foreign D                                    1,179              3       0.0%
    Asia Aviation PCL                                            13,800,800      2,558,133       0.0%
*   Asia Capital Group PCL                                          915,600        319,125       0.0%
    Asia Plus Group Holdings PCL                                  8,667,900      1,032,678       0.0%
    Asia Sermkij Leasing PCL                                      1,058,500        751,280       0.0%
    Asian Insulators PCL                                         12,731,600         97,585       0.0%
    Asian Phytoceuticals PCL                                        148,043         27,207       0.0%
    Bangchak Corp. PCL                                            2,877,700      3,305,343       0.1%
    Bangkok Airways PCL                                           6,459,800      3,111,184       0.1%
    Bangkok Aviation Fuel Services PCL                            1,869,746      2,295,712       0.0%
    Bangkok Chain Hospital PCL                                   10,885,037      6,001,256       0.1%
    Bangkok Insurance PCL                                           182,381      2,080,392       0.0%
    Bangkok Land PCL                                             99,437,770      5,891,908       0.1%
    Bangkok Ranch PCL                                             5,989,200      1,290,449       0.0%
    BEC World PCL                                                 7,286,500      2,401,128       0.0%
    Better World Green PCL                                       18,081,400        750,527       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    Big Camera Corp. PCL                                         11,680,100 $  969,641       0.0%
    BJC Heavy Industries PCL Class F                              3,770,200    286,707       0.0%
    Buriram Sugar PCL Class F                                     1,978,400    514,033       0.0%
    Cal-Comp Electronics Thailand PCL Class F                    16,469,544  1,085,445       0.0%
    CH Karnchang PCL                                              4,626,300  3,518,099       0.1%
    Charoong Thai Wire & Cable PCL Class F                          967,100    263,532       0.0%
    Christiani & Nielsen Thai Class F                             2,930,600    221,002       0.0%
    Chularat Hospital PCL Class F                                46,523,500  2,889,292       0.1%
*   CIMB Thai Bank PCL                                            6,018,800    198,338       0.0%
    CK Power PCL                                                 21,430,690  2,607,536       0.0%
    COL PCL                                                       1,100,400    984,991       0.0%
    Com7 PCL Class F                                              3,714,400  2,212,634       0.0%
*   Country Group Development PCL                                25,972,700  1,267,362       0.0%
    Country Group Holdings PCL Class F                            8,423,100    333,615       0.0%
*   Demco PCL                                                     1,971,100    315,401       0.0%
    Dhipaya Insurance PCL                                         2,254,600  1,803,823       0.0%
    Diamond Building Products PCL                                 1,389,700    250,991       0.0%
    Dusit Thani PCL                                                 114,500     38,094       0.0%
    Dynasty Ceramic PCL                                          21,468,080  2,027,087       0.0%
    Eastern Polymer Group PCL Class F                             8,504,600  1,886,318       0.0%
    Eastern Printing PCL(B13J3B2)                                   795,912     79,188       0.0%
    Eastern Printing PCL(B13J3C3)                                    39,796      3,959       0.0%
    Eastern Water Resources Development and Management PCL        5,072,600  1,848,381       0.0%
    Energy Earth PCL                                              4,765,400     41,342       0.0%
    Erawan Group PCL (The)                                       11,487,370  2,984,678       0.1%
*   Esso Thailand PCL                                             2,550,500  1,446,576       0.0%
    Forth Corp. PCL                                               2,232,900    470,494       0.0%
    Forth Smart Service PCL                                       2,541,300    793,150       0.0%
    Fortune Parts Industry PCL Class F                            2,977,900    352,894       0.0%
*   G J Steel PCL                                                15,742,180    189,545       0.0%
    GFPT PCL                                                      4,326,100  1,686,028       0.0%
*   GMM Grammy PCL                                                  121,460     34,637       0.0%
    Golden Land Property Development PCL                          9,296,100  2,930,805       0.1%
    Grand Canal Land PCL                                          7,360,100    541,047       0.0%
    Grande Asset Hotels & Property PCL                              896,350     28,117       0.0%
    Group Lease PCL                                                 132,500     30,228       0.0%
    Hana Microelectronics PCL                                     4,040,696  4,449,119       0.1%
    ICC International PCL                                           204,600    256,074       0.0%
*   Ichitan Group PCL                                             4,085,100  1,022,569       0.0%
*   Inter Far East Energy Corp. Class F                           4,679,700     86,195       0.0%
    Interhides PCL                                                  568,700    162,177       0.0%
    Interlink Communication PCL                                   1,050,800    306,317       0.0%
*   International Engineering PCL                                39,494,487      4,755       0.0%
    Italian-Thai Development PCL                                 15,880,327  1,549,791       0.0%
    Jasmine International PCL                                    21,108,700  3,912,734       0.1%
    Jaymart PCL                                                   2,350,195    915,951       0.0%
    JMT Network Services PCL                                        819,000    823,931       0.0%
    JSP Property PCL                                              2,885,000     62,161       0.0%
    Jubilee Enterprise PCL                                           73,600     56,203       0.0%
    Kang Yong Electric PCL                                           56,400    822,053       0.0%
    Karmarts PCL                                                  3,429,500    728,062       0.0%
    Kaset Thai International Sugar Corp. PCL                         93,100     18,290       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    KCE Electronics PCL                                           2,010,200 $4,347,153       0.1%
    KGI Securities Thailand PCL                                   8,126,000  1,132,902       0.0%
    Khon Kaen Sugar Industry PCL                                 15,064,390  1,489,255       0.0%
    Khonburi Sugar PCL                                              178,500     24,547       0.0%
    L.P.N Development PCL                                           136,400     43,219       0.0%
    Lam Soon Thailand PCL                                         1,535,300    255,397       0.0%
    Lanna Resources PCL                                           1,833,750    854,123       0.0%
    LH Financial Group PCL                                       56,352,039  2,874,740       0.1%
    Loxley PCL                                                    7,709,376    586,264       0.0%
    LPN Development PCL                                           6,597,103  2,090,337       0.0%
    Major Cineplex Group PCL                                      3,058,500  2,834,636       0.1%
    Malee Group PCL                                                 984,600    630,194       0.0%
    Master Ad PCL                                                 3,136,500    194,789       0.0%
    Maybank Kim Eng Securities Thailand PCL                         974,300    589,643       0.0%
    MBK PCL                                                       7,529,400  5,463,348       0.1%
    MC Group PCL                                                  2,725,100  1,027,525       0.0%
*   MCOT PCL                                                      2,516,300    821,226       0.0%
    MCS Steel PCL                                                 1,815,400    414,160       0.0%
    Mega Lifesciences PCL                                         3,083,000  4,029,587       0.1%
*   Millcon Steel PCL                                             1,659,500     88,338       0.0%
    MK Real Estate Development PCL                                1,885,900    221,097       0.0%
    Modernform Group PCL                                          2,352,200    391,288       0.0%
    Mono Technology PCL Class F                                  11,136,900  1,404,463       0.0%
    Muang Thai Insurance PCL                                         61,288    256,338       0.0%
    Muramoto Electron Thailand PCL                                   14,000     88,720       0.0%
    Namyong Terminal PCL                                          4,335,100    824,164       0.0%
*   Nation Multimedia Group PCL                                   8,825,500    106,264       0.0%
    Netbay PCL                                                      577,600    814,423       0.0%
*   Nirvana Daii PCL                                                 72,100     10,737       0.0%
*   Noble Development PCL                                           762,600    256,133       0.0%
    Origin Property PCL                                           2,069,900  1,193,669       0.0%
    Padaeng Industry PCL                                            998,900    799,183       0.0%
    PCS Machine Group Holding PCL                                 1,940,800    430,469       0.0%
    Plan B Media Pcl                                              8,164,600  1,526,335       0.0%
    Platinum Group PCL (The) Class F                              3,835,400  1,002,600       0.0%
    Polyplex Thailand PCL                                         3,840,950  2,032,442       0.0%
*   Precious Shipping PCL                                         6,654,700  2,804,420       0.1%
    Premier Marketing PCL                                         2,255,800    800,537       0.0%
*   Principal Capital PCL                                         1,217,100    231,388       0.0%
    Property Perfect PCL                                         28,720,100    773,513       0.0%
    Pruksa Holding PCL                                            2,356,900  1,665,363       0.0%
    PTG Energy PCL                                                4,974,400  2,947,442       0.1%
    Pylon PCL                                                       228,300    100,550       0.0%
    Quality Houses PCL                                           62,924,126  6,101,008       0.1%
    Raimon Land PCL                                              11,010,600    415,165       0.0%
    Ratchthani Leasing PCL                                       12,172,750  3,201,325       0.1%
    Regional Container Lines PCL                                  4,163,100  1,035,499       0.0%
    Rojana Industrial Park PCL                                    8,647,311  1,822,073       0.0%
*   RS PCL                                                        3,295,100  2,871,206       0.1%
    S 11 Group PCL                                                1,096,300    255,317       0.0%
    Saha Pathana Inter-Holding PCL                                  699,100  1,561,678       0.0%
    Saha-Union PCL                                                  834,400  1,136,857       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    Sahamitr Pressure Container PCL                                  57,000 $   24,382       0.0%
    Sahaviriya Steel Industries PCL                              87,225,900     25,980       0.0%
    Samart Corp. PCL                                              4,186,800  1,134,257       0.0%
*   Samart Digital Public Co., Ltd.                              14,993,100    137,769       0.0%
    Samart Telcoms PCL                                            2,020,600    659,448       0.0%
    Sansiri PCL                                                  54,468,410  2,899,459       0.1%
    Sappe PCL                                                     1,401,100  1,087,673       0.0%
    SC Asset Corp. PCL                                           19,112,415  2,301,241       0.0%
    Scan Inter PCL Class F                                        3,602,500    440,610       0.0%
    SEAFCO PCL                                                    1,454,200    412,392       0.0%
    Sena Development PCL                                          1,328,600    180,178       0.0%
    Siam Future Development PCL                                   9,495,273  2,722,821       0.0%
    Siam Wellness Group PCL Class F                               1,727,300  1,007,044       0.0%
    Siamgas & Petrochemicals PCL                                  3,453,300  3,282,605       0.1%
*   Singha Estate PCL                                            25,348,700  2,779,040       0.0%
*   Sino-Thai Engineering & Construction PCL                      6,751,100  3,743,481       0.1%
    SNC Former PCL                                                  266,200    129,895       0.0%
    Somboon Advance Technology PCL                                1,875,737  1,289,718       0.0%
    SPCG PCL                                                      3,098,100  2,071,290       0.0%
    Sri Ayudhya Capital PCL                                         289,800    408,622       0.0%
    Sri Trang Agro-Industry PCL                                   7,159,908  2,677,025       0.0%
    Sriracha Construction PCL                                       881,900    472,247       0.0%
    Srisawad Finance PCL                                            102,200    108,482       0.0%
    Srithai Superware PCL                                        10,647,500    502,686       0.0%
    Srivichai Vejvivat PCL                                           40,800     10,665       0.0%
*   Stars Microelectronics Thailand PCL                           2,352,400    238,520       0.0%
    STP & I PCL                                                   7,004,164    989,815       0.0%
    Sub Sri Thai PCL                                                459,030     96,722       0.0%
    Supalai PCL                                                   9,246,691  6,797,314       0.1%
*   Superblock PCL                                               92,352,300  3,365,182       0.1%
    Susco PCL                                                     1,295,200    142,817       0.0%
    SVI PCL                                                       8,184,700  1,125,526       0.0%
*   Symphony Communication PCL                                      371,305    100,003       0.0%
    Synnex Thailand PCL                                           2,274,400  1,030,542       0.0%
    Syntec Construction PCL                                       4,454,200    618,168       0.0%
    Taokaenoi Food & Marketing PCL                                3,846,680  1,828,270       0.0%
    Tapaco PCL                                                      999,500    338,867       0.0%
*   Tata Steel Thailand PCL                                      26,758,900    686,778       0.0%
    Thai Agro Energy PCL Class F                                    378,870     26,410       0.0%
*   Thai Airways International PCL(6888868)                       6,398,500  3,284,401       0.1%
*   Thai Airways International PCL(6364971)                         141,400     72,582       0.0%
    Thai Central Chemical PCL                                       295,800    363,189       0.0%
    Thai Metal Trade PCL                                          1,176,100    558,983       0.0%
    Thai Nakarin Hospital PCL                                       238,100    303,660       0.0%
*   Thai President Foods PCL                                          1,430      7,885       0.0%
    Thai Rayon PCL                                                   38,400     64,183       0.0%
    Thai Reinsurance PCL                                         12,259,300    664,240       0.0%
    Thai Solar Energy PCL Class F                                 4,365,795    514,599       0.0%
    Thai Stanley Electric PCL Class F                               206,600  1,492,548       0.0%
    Thai Steel Cable PCL                                              3,400      1,314       0.0%
    Thai Vegetable Oil PCL                                        4,039,975  4,512,330       0.1%
    Thai Wacoal PCL                                                  78,000    117,395       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
    Thai Wah PCL Class F                                          2,714,100 $    902,980       0.0%
    Thai-German Ceramic Industry PCL                              3,970,400      334,641       0.0%
    Thaicom PCL                                                   3,372,700      967,140       0.0%
    Thaifoods Group PCL Class F                                   7,096,900    1,106,361       0.0%
    Thaire Life Assurance PCL Class F                             2,447,500      783,262       0.0%
    Thitikorn PCL                                                 1,622,400      668,289       0.0%
    Thoresen Thai Agencies PCL                                    8,998,554    2,380,796       0.0%
    TICON Industrial Connection PCL Class F                       7,106,984    3,985,856       0.1%
    Tipco Asphalt PCL                                             4,065,200    2,331,436       0.0%
    TIPCO Foods PCL                                               2,066,682      831,650       0.0%
    TPBI Public Co.                                                  41,000       15,459       0.0%
    TPC Power Holdings Co., Ltd.                                  1,620,900      500,753       0.0%
    TPI Polene PCL                                               59,439,800    3,559,608       0.1%
    TRC Construction PCL                                         28,287,385      681,192       0.0%
    TTCL PCL(B5ML0D8)                                             1,350,871      308,184       0.0%
    TTCL PCL(BWY4Y10)                                             1,474,000      336,274       0.0%
    TTW PCL                                                      11,977,000    4,705,792       0.1%
*   U City PCL                                                   72,671,400       69,079       0.0%
    Unique Engineering & Construction PCL                         4,482,670    1,832,270       0.0%
    United Paper PCL                                              2,884,300    1,096,692       0.0%
*   United Power of Asia PCL Class F                                500,000        7,446       0.0%
    Univanich Palm Oil PCL                                        1,908,200      480,678       0.0%
    Univentures PCL                                               8,030,500    2,290,067       0.0%
    Vanachai Group PCL                                            5,178,959    1,476,889       0.0%
    VGI Global Media PCL                                         18,053,300    4,404,639       0.1%
    Vibhavadi Medical Center PCL                                 41,437,700    3,282,454       0.1%
    Vinythai PCL                                                  3,286,534    2,629,435       0.0%
    WHA Corp. PCL                                                48,061,400    6,030,518       0.1%
    Workpoint Entertainment PCL                                   1,187,340    2,332,544       0.0%
                                                                            ------------       ---
TOTAL THAILAND                                                               275,864,290       3.5%
                                                                            ------------       ---
TURKEY -- (1.5%)
#   Adana Cimento Sanayii TAS Class A                               597,080    1,000,038       0.0%
#*  Afyon Cimento Sanayi TAS                                        706,817    1,129,656       0.0%
#   Akcansa Cimento A.S.                                            508,879    1,255,827       0.0%
#*  Akenerji Elektrik Uretim A.S.                                 3,042,841      615,034       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                 775,850    2,541,082       0.1%
#*  Aksa Enerji Uretim A.S.                                       1,445,457    1,477,736       0.0%
    Aksigorta A.S.                                                  960,265    1,028,222       0.0%
#   Alarko Holding A.S.                                           1,054,314    1,514,771       0.0%
#   Albaraka Turk Katilim Bankasi A.S.                            4,195,697    1,627,400       0.0%
    Alkim Alkali Kimya A.S.                                         147,695      837,729       0.0%
    Anadolu Anonim Turk Sigorta Sirketi                           2,052,847    2,164,420       0.1%
    Anadolu Cam Sanayii A.S.                                      2,496,562    1,915,803       0.1%
    Anadolu Hayat Emeklilik A.S.                                    902,314    1,720,383       0.0%
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                   150,053      425,595       0.0%
    AvivaSA Emeklilik ve Hayat A.S. Class A                          70,983      306,789       0.0%
#   Aygaz A.S.                                                      703,260    2,337,740       0.1%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                          348,690      754,926       0.0%
#*  Baticim Bati Anadolu Cimento Sanayii A.S.                       383,478      609,673       0.0%
#*  Bera Holding A.S.                                             2,671,310    1,601,648       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TURKEY -- (Continued)
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.            1,361,900 $  981,262       0.0%
#*  Bizim Toptan Satis Magazalari A.S.                              410,191    809,938       0.0%
    Bolu Cimento Sanayii A.S.                                       504,714    820,389       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                  574,604  1,763,194       0.0%
#   Borusan Yatirim ve Pazarlama A.S.                                23,691    227,404       0.0%
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.                    312,961    734,062       0.0%
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                474,006    803,392       0.0%
    Bursa Cimento Fabrikasi A.S.                                    289,855    391,392       0.0%
    Celebi Hava Servisi A.S.                                         63,837    529,311       0.0%
#   Cimsa Cimento Sanayi VE Ticaret A.S.                            601,879  1,863,914       0.0%
#*  Deva Holding A.S.                                               356,487    353,955       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                           11,568,115  2,916,062       0.1%
#*  Dogus Otomotiv Servis ve Ticaret A.S.                           484,393    902,558       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                       328,936    820,335       0.0%
#   EGE Endustri VE Ticaret A.S.                                     14,470  1,135,970       0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                              274,358    243,572       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             1,804,200  1,812,515       0.0%
#   Erbosan Erciyas Boru Sanayii ve Ticaret A.S.                     50,575    940,565       0.0%
#*  Fenerbahce Futbol A.S.                                           84,211    699,197       0.0%
#*  Flap Kongre Toplanti Hizmetleri & Turism A.S.                    30,189    118,390       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.           1,483,600    830,018       0.0%
#*  Global Yatirim Holding A.S.                                   2,762,694  2,833,629       0.1%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.             47,262    644,860       0.0%
#   Goodyear Lastikleri TAS                                         960,540    844,131       0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                1,592,055  1,767,597       0.0%
#*  GSD Holding AS                                                3,446,040    783,178       0.0%
#*  Gubre Fabrikalari TAS                                         1,206,045  1,143,918       0.0%
    Hektas Ticaret TAS                                              451,165  1,273,824       0.0%
#*  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S.            1,773,128    641,582       0.0%
#*  Ihlas Holding A.S.                                            8,173,996    885,619       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                          275,403    790,018       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.           678,189    809,786       0.0%
#*  Is Finansal Kiralama A.S.                                     1,096,350  1,562,037       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                         852,813    452,271       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                 1,055,577    656,364       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   2,124,050  1,763,268       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B   1,033,126    864,117       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D   7,346,389  7,349,501       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                       2,434,994  1,164,707       0.0%
#   Kartonsan Karton Sanayi ve Ticaret A.S.                           9,278    580,962       0.0%
#*  Kerevitas Gida Sanayi ve Ticaret A.S.                             8,914    172,987       0.0%
#   Konya Cimento Sanayii A.S.                                       13,263    731,031       0.0%
#   Kordsa Teknik Tekstil AS                                        494,072    857,709       0.0%
#*  Koza Altin Isletmeleri A.S.                                     226,641  2,537,669       0.1%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                  831,604  1,180,411       0.0%
*   Logo Yazilim Sanayi Ve Ticaret A.S.                              95,247  1,126,937       0.0%
#   Mardin Cimento Sanayii ve Ticaret A.S.                          379,497    410,908       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                  2,397,037    561,428       0.0%
*   Migros Ticaret A.S.                                             384,519  2,160,021       0.1%
#*  NET Holding A.S.                                              2,565,316  1,260,595       0.0%
#*  Netas Telekomunikasyon A.S.                                     601,078  1,736,393       0.0%
    Nuh Cimento Sanayi A.S.                                         430,960  1,074,662       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
TURKEY -- (Continued)
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                           83,957 $    1,662,470       0.0%
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.          499,000        446,349       0.0%
#*  Parsan Makina Parcalari Sanayii A.S.                            126,184        562,089       0.0%
*   Pegasus Hava Tasimaciligi A.S.                                  379,876      2,649,246       0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                              152,148        344,814       0.0%
#   Pinar SUT Mamulleri Sanayii A.S.                                143,024        425,711       0.0%
#   Polisan Holding A.S.                                            219,857        335,709       0.0%
#*  Polyester Sanayi A.S.                                           505,365      1,655,298       0.0%
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           1,472,408      1,270,004       0.0%
#*  Sekerbank TAS                                                 3,551,462      1,323,293       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     1,287,294      1,073,495       0.0%
#   Soda Sanayii A.S.                                             2,928,748      3,486,013       0.1%
#   Tat Gida Sanayi A.S.                                            766,213        917,373       0.0%
    TAV Havalimanlari Holding A.S.                                  252,209      1,357,535       0.0%
#   Tekfen Holding A.S.                                           1,560,177      5,904,082       0.1%
*   Teknosa Ic Ve Dis Ticaret A.S.                                  238,336        247,557       0.0%
#   Trakya Cam Sanayii A.S.                                       4,358,170      5,050,845       0.1%
#*  Tumosan Motor ve Traktor Sanayi A.S.                            569,872        838,595       0.0%
#   Turcas Petrol A.S.                                            1,214,852        635,081       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                          102,376      1,526,364       0.0%
#   Turkiye Sinai Kalkinma Bankasi A.S.                          10,563,385      3,648,223       0.1%
    Ulker Biskuvi Sanayi A.S.                                        45,217        237,032       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                        834,662      2,037,718       0.1%
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                    256,610      1,721,859       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                             7,974,005      3,333,317       0.1%
                                                                            --------------      ----
TOTAL TURKEY                                                                   127,874,059       1.6%
                                                                            --------------      ----
TOTAL COMMON STOCKS                                                          7,627,416,664      97.4%
                                                                            --------------      ----
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
    AES Tiete Energia SA                                              7,992          5,179       0.0%
    Alpargatas SA                                                 1,473,274      6,564,800       0.1%
    Banco ABC Brasil SA                                             835,329      4,473,274       0.1%
    Banco do Estado do Rio Grande do Sul SA Class B               1,885,945     10,815,436       0.1%
    Banco Pan SA                                                  1,866,640      1,012,393       0.0%
*   Banco Pine SA                                                   282,703        253,393       0.0%
*   Centrais Eletricas Santa Catarina                                79,700        680,016       0.0%
    Cia de Gas de Sao Paulo - COMGAS Class A                        255,476      4,328,186       0.1%
    Cia de Saneamento do Parana                                   1,830,601      5,575,620       0.1%
    Cia de Transmissao de Energia Eletrica Paulista                 515,958     10,015,170       0.1%
    Cia Energetica de Minas Gerais                                6,467,029     15,617,454       0.2%
    Cia Energetica de Sao Paulo Class B                           1,898,100      9,508,922       0.1%
    Cia Energetica do Ceara Class A                                 128,539      2,025,759       0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                              458,849      2,725,693       0.0%
    Cia Paranaense de Energia                                       857,600      6,558,319       0.1%
    Eucatex SA Industria e Comercio                                 160,378        214,710       0.0%
*   Gol Linhas Aereas Inteligentes SA                               455,048      2,522,560       0.0%
    Grazziotin SA                                                     7,900         60,166       0.0%
    Marcopolo SA                                                  4,905,253      5,712,900       0.1%
    Randon SA Implementos e Participacoes                         2,137,857      5,345,863       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
BRAZIL -- (Continued)
     Unipar Carbocloro SA                                            323,085 $    2,621,052        0.0%
     Usinas Siderurgicas de Minas Gerais SA Class A                4,124,699     12,833,758        0.2%
                                                                             --------------      -----
TOTAL BRAZIL                                                                    109,470,623        1.4%
                                                                             --------------      -----
CHILE -- (0.0%)
     Coca-Cola Embonor SA Class B                                    605,718      1,711,091        0.0%
                                                                             --------------      -----
COLOMBIA -- (0.1%)
     Avianca Holdings SA                                           2,900,133      3,014,782        0.1%
     Banco Davivienda SA                                              57,316        688,864        0.0%
                                                                             --------------      -----
TOTAL COLOMBIA                                                                    3,703,646        0.1%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                          114,885,360        1.5%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
*    Medco Energi Internasional Tbk PT Warrants 12/11/20          15,662,433        607,922        0.0%
                                                                             --------------      -----
MALAYSIA -- (0.0%)
*    Hibiscus Petroleum Bhd Rights 03/18/21                        1,030,920         94,592        0.0%
*    Kim Loong Resources Bhd Rights 10/04/25                          49,854          4,130        0.0%
*    Protasco Bhd Rights 04/25/23                                    582,638          5,197        0.0%
*    Scomi Group Bhd Warrants 02/18/23                             2,054,750         31,422        0.0%
                                                                             --------------      -----
TOTAL MALAYSIA                                                                      135,341        0.0%
                                                                             --------------      -----
POLAND -- (0.0%)
*    Hawe SA Rights 09/30/15                                         846,548             --        0.0%
                                                                             --------------      -----
TAIWAN -- (0.0%)
*    Wafer Works Corp. Rights 06/08/18                                44,803         11,812        0.0%
                                                                             --------------      -----
THAILAND -- (0.0%)
*    Country Group Hold W3 03/29/19                                2,807,700        111,205        0.0%
*    Sri Ayudhya Capital PCL Warrants 05/20/20                       144,900         25,252        0.0%
                                                                             --------------      -----
TOTAL THAILAND                                                                      136,457        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               891,532        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   7,743,193,556
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@ DFA Short Term Investment Fund                               47,054,399    544,419,393        7.0%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $7,029,209,424)                          $8,287,612,949      105.9%
                                                                             ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

At April 30, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)     650     06/15/18  $39,381,028 $37,446,500  $(1,934,528)
S&P 500(R) Emini Index             107     06/15/18   14,770,707  14,161,450     (609,257)
                                                     ----------- -----------  -----------
TOTAL FUTURES CONTRACTS                              $54,151,735 $51,607,950  $(2,543,785)
                                                     =========== ===========  ===========

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------  -------------- ------- --------------
Common Stocks
   Brazil                      $  530,828,192              --   --    $  530,828,192
   Chile                              630,711  $  133,583,909   --       134,214,620
   China                           64,649,621   1,274,912,465   --     1,339,562,086
   Colombia                        19,138,493              --   --        19,138,493
   Greece                                  --      29,630,140   --        29,630,140
   Hong Kong                            2,081         658,531   --           660,612
   Hungary                                 --       7,507,336   --         7,507,336
   India                              825,665   1,108,526,590   --     1,109,352,255
   Indonesia                        1,101,770     220,384,444   --       221,486,214
   Malaysia                                --     254,515,726   --       254,515,726
   Mexico                         188,930,114          28,261   --       188,958,375
   Philippines                             --      92,272,728   --        92,272,728
   Poland                                  --      89,164,781   --        89,164,781
   South Africa                     7,263,561     507,904,599   --       515,168,160
   South Korea                             --   1,367,584,285   --     1,367,584,285
   Taiwan                              83,171   1,323,551,141   --     1,323,634,312
   Thailand                       275,502,166         362,124   --       275,864,290
   Turkey                                  --     127,874,059   --       127,874,059
Preferred Stocks
   Brazil                         109,470,623              --   --       109,470,623
   Chile                                   --       1,711,091   --         1,711,091
   Colombia                         3,703,646              --   --         3,703,646
Rights/Warrants
   Indonesia                               --         607,922   --           607,922
   Malaysia                                --         135,341   --           135,341
   Taiwan                                  --          11,812   --            11,812
   Thailand                                --         136,457   --           136,457
Securities Lending Collateral              --     544,419,393   --       544,419,393
Futures Contracts**                (2,543,785)             --   --        (2,543,785)
                               --------------  --------------   --    --------------
TOTAL                          $1,199,586,029  $7,085,483,135   --    $8,285,069,164
                               ==============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (94.2%)
BRAZIL -- (6.8%)
    Aliansce Shopping Centers SA                                    876,914 $  4,307,973       0.0%
*   Alliar Medicos A Frente SA                                        5,200       21,538       0.0%
    Banco do Brasil SA                                            6,665,135   69,824,861       0.3%
#   Banco Santander Brasil SA(05967A107)                            104,100    1,128,444       0.0%
    Banco Santander Brasil SA(B4V5RY4)                            1,709,493   18,596,934       0.1%
*   Brasil Brokers Participacoes SA                               1,941,457      310,349       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas            91,284      347,084       0.0%
*   Cia Siderurgica Nacional SA                                   3,939,498    9,873,485       0.1%
*   Construtora Tenda SA                                            383,902    2,795,541       0.0%
*   Cosan Logistica SA                                               40,539      126,135       0.0%
    Cosan SA Industria e Comercio                                 1,162,726   13,203,140       0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       3,676,417   14,587,291       0.1%
*   Direcional Engenharia SA                                      1,421,561    2,471,257       0.0%
    Duratex SA                                                    4,362,612   13,324,945       0.1%
    Embraer SA                                                    1,821,462   11,511,523       0.1%
    Embraer SA ADR                                                1,038,951   26,202,344       0.1%
*   Eternit SA                                                      658,302      133,419       0.0%
*   Even Construtora e Incorporadora SA                           2,904,375    3,755,657       0.0%
    Ez Tec Empreendimentos e Participacoes SA                     1,117,726    6,413,076       0.0%
    Fibria Celulose SA                                              523,595   10,284,475       0.1%
    Fibria Celulose SA Sponsored ADR                              2,018,972   39,491,092       0.2%
    Fras-Le SA                                                        8,500       13,321       0.0%
#   Gafisa SA ADR                                                   169,012    1,150,970       0.0%
    Gerdau SA                                                     1,607,017    6,454,307       0.0%
#   Gerdau SA Sponsored ADR                                       9,407,668   43,933,810       0.2%
*   Helbor Empreendimentos SA                                     2,980,126    1,233,496       0.0%
    Industrias Romi SA                                                9,300       21,450       0.0%
    International Meal Co. Alimentacao SA                           761,500    1,771,587       0.0%
    Iochpe-Maxion SA                                              1,641,693   13,168,410       0.1%
    JBS SA                                                       12,439,175   31,069,531       0.2%
*   JHSF Participacoes SA                                         1,382,074      662,790       0.0%
*   Kepler Weber SA                                                  12,200       41,616       0.0%
    Kroton Educacional SA                                        10,908,614   43,625,737       0.2%
    Magnesita Refratarios SA                                        643,250   10,558,026       0.1%
*   Marfrig Global Foods SA                                         110,400      249,591       0.0%
*   Marisa Lojas SA                                                  88,000      147,956       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                    627,446      623,291       0.0%
    MRV Engenharia e Participacoes SA                             4,118,357   17,633,979       0.1%
*   Paranapanema SA                                               1,683,489      619,919       0.0%
*   Petro Rio SA                                                     27,400      568,148       0.0%
*   Petroleo Brasileiro SA                                        6,207,983   43,646,558       0.2%
#*  Petroleo Brasileiro SA Sponsored ADR                         14,614,044  205,911,880       1.0%
    Porto Seguro SA                                                 371,681    4,795,610       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA              86,117      138,890       0.0%
    QGEP Participacoes SA                                         1,478,438    5,389,259       0.0%
*   Restoque Comercio e Confeccoes de Roupas SA                         800        6,961       0.0%
*   RNI Negocios Imobiliarios SA                                     86,275      138,899       0.0%
*   Santos Brasil Participacoes SA                                1,221,500    1,154,135       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                    56,800      599,909       0.0%
    Sao Martinho SA                                                 146,289      709,062       0.0%
    SLC Agricola SA                                                 907,091   11,579,444       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ----------- -------------- ---------------
BRAZIL -- (Continued)
*   Springs Global Participacoes SA                                   71,200 $      192,268       0.0%
    Sul America SA                                                 2,312,938     14,274,298       0.1%
    Suzano Papel e Celulose SA                                     3,508,906     41,126,878       0.2%
*   Technos SA                                                        88,500         67,956       0.0%
*   Tecnisa SA                                                     2,200,914        992,648       0.0%
    TPI - Triunfo Participacoes e Investimentos SA                   528,200        375,433       0.0%
    Tupy SA                                                          500,285      2,699,071       0.0%
    Usinas Siderurgicas de Minas Gerais SA                           531,600      1,949,949       0.0%
    Vale SA                                                       25,779,178    358,150,437       1.8%
    Vale SA Sponsored ADR                                         20,975,325    290,298,496       1.4%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                                  169,490        885,381       0.0%
    Via Varejo SA                                                     30,100         69,682       0.0%
                                                                             --------------       ---
TOTAL BRAZIL                                                                  1,407,411,602       7.0%
                                                                             --------------       ---
CHILE -- (1.7%)
    Besalco SA                                                       512,877        590,746       0.0%
    CAP SA                                                         1,342,144     15,574,131       0.1%
    Cementos BIO BIO SA                                              665,307      1,003,311       0.0%
    Cencosud SA                                                   13,859,905     41,191,886       0.2%
*   Cia Pesquera Camanchaca SA                                       411,678         42,349       0.0%
*   Cia Sud Americana de Vapores SA                               88,156,852      3,944,116       0.0%
    Cristalerias de Chile SA                                         264,624      2,614,460       0.0%
    Empresa Nacional de Telecomunicaciones SA                        308,990      3,641,581       0.0%
*   Empresas AquaChile SA                                            199,529        125,773       0.0%
    Empresas CMPC SA                                              13,882,311     56,954,996       0.3%
    Empresas COPEC SA                                              2,669,843     43,501,386       0.2%
    Empresas Hites SA                                              1,895,532      1,940,221       0.0%
*   Empresas La Polar SA                                          14,331,375      1,161,566       0.0%
    Enel Americas SA                                              14,175,753      3,234,701       0.0%
    Enel Americas SA ADR                                           3,876,008     43,992,691       0.2%
    Enel Chile SA                                                  3,570,407     22,207,932       0.1%
    Grupo Security SA                                              2,418,004      1,229,062       0.0%
    Inversiones Aguas Metropolitanas SA                            4,678,228      8,814,088       0.1%
    Itau CorpBanca(BYT25P4)                                      857,927,422      8,763,255       0.1%
    Itau CorpBanca(BZ30DD5)                                            3,677         55,890       0.0%
    Latam Airlines Group SA                                        1,826,519     27,977,645       0.2%
#   Latam Airlines Group SA Sponsored ADR                            985,868     15,054,204       0.1%
*   Masisa SA                                                     43,018,684      3,991,206       0.0%
    PAZ Corp. SA                                                   2,210,715      3,473,655       0.0%
    Ripley Corp. SA                                               12,556,499     13,608,755       0.1%
    Salfacorp SA                                                   4,049,890      7,753,054       0.0%
    Sigdo Koppers SA                                                 138,245        263,808       0.0%
*   SMU SA                                                           188,338         59,565       0.0%
    Sociedad Matriz SAAM SA                                       55,178,267      5,741,604       0.0%
    Socovesa SA                                                    5,888,997      3,940,146       0.0%
    Vina Concha y Toro SA                                          1,552,271      3,541,869       0.0%
                                                                             --------------       ---
TOTAL CHILE                                                                     345,989,652       1.7%
                                                                             --------------       ---
CHINA -- (17.1%)
    361 Degrees International, Ltd.                                5,466,000      1,728,317       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
*   A8 New Media Group, Ltd.                                         986,000 $     54,284       0.0%
#   Agile Group Holdings, Ltd.                                    15,010,999   29,610,591       0.2%
    Agricultural Bank of China, Ltd. Class H                     137,993,000   77,802,091       0.4%
    Ajisen China Holdings, Ltd.                                    1,465,000      693,689       0.0%
    AMVIG Holdings, Ltd.                                           5,211,100    1,339,705       0.0%
#   Angang Steel Co., Ltd. Class H                                 6,316,640    6,770,974       0.0%
#*  Anton Oilfield Services Group                                  8,730,000    1,222,111       0.0%
*   Anxin-China Holdings, Ltd.                                     6,152,000       56,592       0.0%
    Asia Cement China Holdings Corp.                               5,856,500    3,135,601       0.0%
#*  Asian Citrus Holdings, Ltd.                                    4,633,000       66,408       0.0%
#   AVIC International Holdings, Ltd. Class H                      2,936,000    2,021,422       0.0%
    AviChina Industry & Technology Co., Ltd. Class H               2,057,000    1,296,943       0.0%
#   BAIC Motor Corp., Ltd. Class H                                 7,926,500    7,651,463       0.1%
    Bank of China, Ltd. Class H                                  398,265,817  216,191,056       1.1%
    Bank of Chongqing Co., Ltd. Class H                            2,761,500    2,087,332       0.0%
    Bank of Communications Co., Ltd. Class H                      34,955,574   28,603,602       0.2%
*   Baoye Group Co., Ltd. Class H                                  2,489,120    1,653,088       0.0%
#   BBMG Corp. Class H                                            13,473,000    6,145,141       0.0%
    Beijing Capital Land, Ltd. Class H                             9,179,060    4,888,424       0.0%
    Beijing Enterprises Holdings, Ltd.                             2,847,500   14,222,954       0.1%
#   Beijing North Star Co., Ltd. Class H                           3,490,000    1,243,030       0.0%
#*  Beijing Properties Holdings, Ltd.                                456,000       16,468       0.0%
*   Boer Power Holdings, Ltd.                                      1,115,000      213,471       0.0%
    Bosideng International Holdings, Ltd.                         12,864,000    1,320,865       0.0%
#*  Boyaa Interactive International, Ltd.                          1,830,000      716,166       0.0%
*   C C Land Holdings, Ltd.                                       23,921,429    5,454,494       0.0%
    Cabbeen Fashion, Ltd.                                            663,000      232,819       0.0%
#*  Capital Environment Holdings, Ltd.                             7,406,000      247,955       0.0%
#*  CAR, Inc.                                                        911,000      868,701       0.0%
    Carrianna Group Holdings Co., Ltd.                             3,880,391      541,783       0.0%
*   CECEP COSTIN New Materials Group, Ltd.                           132,000        1,892       0.0%
    Central China Real Estate, Ltd.                                6,981,350    3,186,722       0.0%
*   Century Sunshine Group Holdings, Ltd.                         14,780,000      460,321       0.0%
#*  CGN Meiya Power Holdings Co., Ltd.                            13,118,000    1,764,414       0.0%
    Changshouhua Food Co., Ltd.                                       91,000       43,281       0.0%
#   Chaowei Power Holdings, Ltd.                                   4,329,000    2,417,405       0.0%
*   Chigo Holding, Ltd.                                           32,078,000      394,116       0.0%
#   China Aerospace International Holdings, Ltd.                  19,988,000    2,131,467       0.0%
    China Agri-Industries Holdings, Ltd.                          18,251,500    7,660,486       0.1%
    China Aircraft Leasing Group Holdings, Ltd.                       49,000       52,234       0.0%
    China Aoyuan Property Group, Ltd.                             10,408,000    8,361,254       0.1%
    China BlueChemical, Ltd. Class H                              13,876,878    3,647,200       0.0%
    China Cinda Asset Management Co., Ltd. Class H                50,717,000   18,101,252       0.1%
    China CITIC Bank Corp., Ltd. Class H                          35,883,112   25,650,977       0.1%
#   China Coal Energy Co., Ltd. Class H                           11,883,000    5,151,606       0.0%
    China Communications Construction Co., Ltd. Class H           27,113,327   31,239,414       0.2%
    China Communications Services Corp., Ltd. Class H             20,989,071   13,177,349       0.1%
    China Construction Bank Corp. Class H                        446,135,101  467,397,237       2.3%
    China Dongxiang Group Co., Ltd.                               18,619,000    3,408,046       0.0%
    China Electronics Optics Valley Union Holding Co., Ltd.        1,988,000      163,644       0.0%
    China Energy Engineering Corp., Ltd. Class H                     324,000       63,411       0.0%
*   China Environmental Technology and Bioenergy Holdings, Ltd.      690,000       12,276       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
    China Everbright Bank Co., Ltd. Class H                       13,624,000 $  6,808,447       0.0%
    China Everbright, Ltd.                                         7,561,869   16,640,386       0.1%
*   China Fiber Optic Network System Group, Ltd.                   3,598,000       60,191       0.0%
    China Financial Services Holdings, Ltd.                        1,884,000      167,532       0.0%
#   China Foods, Ltd.                                              2,402,000    1,102,642       0.0%
    China Galaxy Securities Co., Ltd. Class H                      5,946,500    3,905,870       0.0%
*   China Glass Holdings, Ltd.                                     6,584,000      599,719       0.0%
    China Greenfresh Group Co., Ltd.                               1,992,000      299,528       0.0%
#*  China Harmony New Energy Auto Holding, Ltd.                    4,503,500    2,532,884       0.0%
*   China High Precision Automation Group, Ltd.                      429,000       12,503       0.0%
    China High Speed Transmission Equipment Group Co., Ltd.        1,889,000    2,751,433       0.0%
#   China Hongqiao Group, Ltd.                                    10,475,000   11,394,901       0.1%
    China Huarong Asset Management Co., Ltd. Class H              35,820,000   12,336,695       0.1%
*   China Huiyuan Juice Group, Ltd.                                5,210,483    1,341,017       0.0%
#   China International Capital Corp., Ltd. Class H                1,824,000    4,127,009       0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                        598,600      952,658       0.0%
*   China ITS Holdings Co., Ltd.                                   5,486,147      286,587       0.0%
    China Jinmao Holdings Group, Ltd.                             38,074,580   21,553,099       0.1%
    China Lesso Group Holdings, Ltd.                               4,892,000    3,770,393       0.0%
*   China Longevity Group Co., Ltd.                                1,152,649       37,743       0.0%
    China Machinery Engineering Corp. Class H                      3,585,000    2,082,804       0.0%
#   China Merchants Land, Ltd.                                    11,634,000    2,441,660       0.0%
    China Merchants Port Holdings Co., Ltd.                        7,156,383   15,989,973       0.1%
#   China Minsheng Banking Corp., Ltd. Class H                    23,079,500   21,597,794       0.1%
    China Mobile, Ltd.                                            15,402,000  146,726,990       0.7%
    China Mobile, Ltd. Sponsored ADR                                 844,853   40,096,723       0.2%
#   China National Building Material Co., Ltd. Class H            39,933,250   46,653,773       0.2%
*   China New Town Development Co., Ltd.                          11,705,522      415,521       0.0%
    China Oil & Gas Group, Ltd.                                    9,000,000      672,237       0.0%
    China Oilfield Services, Ltd. Class H                          8,572,000    8,552,246       0.1%
#   China Oriental Group Co., Ltd.                                 3,048,000    2,184,179       0.0%
    China Overseas Grand Oceans Group, Ltd.                       11,941,500    5,183,737       0.0%
    China Overseas Land & Investment, Ltd.                        28,630,000   95,928,580       0.5%
    China Petroleum & Chemical Corp. ADR                           1,159,521  113,099,659       0.6%
    China Petroleum & Chemical Corp. Class H                     113,421,575  110,456,601       0.6%
*   China Properties Group, Ltd.                                   5,212,000    1,001,239       0.0%
#   China Railway Construction Corp., Ltd. Class H                18,849,014   22,321,532       0.1%
#   China Railway Group, Ltd. Class H                             20,920,000   16,767,945       0.1%
*   China Rare Earth Holdings, Ltd.                                7,480,600      446,468       0.0%
    China Reinsurance Group Corp. Class H                         16,281,000    3,430,043       0.0%
    China Resources Cement Holdings, Ltd.                         17,920,000   18,799,478       0.1%
    China Resources Land, Ltd.                                    22,442,000   84,285,980       0.4%
    China Resources Pharmaceutical Group, Ltd.                       554,000      765,882       0.0%
*   China Rundong Auto Group, Ltd.                                    22,000        8,946       0.0%
*   China Saite Group Co., Ltd.                                    2,082,000      137,546       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                        3,243,000    1,248,915       0.0%
    China SCE Property Holdings, Ltd.                             13,252,000    6,650,016       0.0%
*   China Shengmu Organic Milk, Ltd.                                 542,000       63,170       0.0%
    China Shenhua Energy Co., Ltd. Class H                        24,770,000   60,757,287       0.3%
    China Shineway Pharmaceutical Group, Ltd.                        984,000    2,017,855       0.0%
#   China Silver Group, Ltd.                                       3,760,000      691,429       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.                5,156,200    1,857,099       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
CHINA -- (Continued)
#   China South City Holdings, Ltd.                              27,296,000 $  5,934,896       0.0%
    China Starch Holdings, Ltd.                                  23,300,000      885,291       0.0%
    China Sunshine Paper Holdings Co., Ltd.                       1,194,000      342,130       0.0%
*   China Taifeng Beddings Holdings, Ltd.                           640,000       16,512       0.0%
#   China Traditional Chinese Medicine Holdings Co., Ltd.         1,422,000    1,222,752       0.0%
    China Travel International Investment Hong Kong, Ltd.        19,509,631    7,274,074       0.0%
#*  China Unicom Hong Kong, Ltd. ADR                              6,768,426   94,961,017       0.5%
    China Vast Industrial Urban Development Co., Ltd.                35,000       17,987       0.0%
    China XLX Fertiliser, Ltd.                                    1,041,000      409,359       0.0%
#*  China Yurun Food Group, Ltd.                                  5,286,000      830,406       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                  6,324,500    5,114,222       0.0%
#   China Zhongwang Holdings, Ltd.                               14,909,354    8,353,552       0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H             10,320,000      994,521       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H            22,208,000   16,988,525       0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    1,188,000      125,244       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                    526,000      134,906       0.0%
*   CITIC Dameng Holdings, Ltd.                                   4,333,000      216,289       0.0%
    CITIC Resources Holdings, Ltd.                                9,744,000    1,097,460       0.0%
    CITIC Securities Co., Ltd. Class H                              629,500    1,534,551       0.0%
    CITIC, Ltd.                                                  23,404,483   35,691,839       0.2%
    Clear Media, Ltd.                                               101,000       77,211       0.0%
    CNOOC, Ltd.                                                  94,498,000  159,863,492       0.8%
#   CNOOC, Ltd. Sponsored ADR                                       208,124   35,175,037       0.2%
#   Comba Telecom Systems Holdings, Ltd.                         13,292,683    1,888,993       0.0%
    Concord New Energy Group, Ltd.                               35,200,000    1,653,761       0.0%
#*  Coolpad Group, Ltd.                                           5,720,600       56,062       0.0%
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H        5,544,000    2,737,587       0.0%
#   COSCO SHIPPING International Hong Kong Co., Ltd.              4,730,000    1,880,213       0.0%
    COSCO SHIPPING Ports, Ltd.                                   14,837,786   13,049,455       0.1%
*   Coslight Technology International Group Co., Ltd.             1,150,000      454,462       0.0%
#   CPMC Holdings, Ltd.                                           2,065,000    1,273,107       0.0%
#   CRCC High-Tech Equipment Corp., Ltd. Class H                  2,097,000      462,421       0.0%
*   DaChan Food Asia, Ltd.                                        3,195,000      202,749       0.0%
    Dah Chong Hong Holdings, Ltd.                                 7,807,000    4,146,771       0.0%
*   Daphne International Holdings, Ltd.                           2,812,000      144,262       0.0%
*   Dongfang Electric Corp., Ltd. Class H                           471,600      367,915       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                       14,440,000   15,968,243       0.1%
#   Dynagreen Environmental Protection Group Co., Ltd. Class H      449,000      231,737       0.0%
*   Dynasty Fine Wines Group, Ltd.                                9,228,600      317,471       0.0%
    E-Commodities Holdings, Ltd.                                  2,928,000      232,619       0.0%
*   eHi Car Services, Ltd. Sponsored ADR                              8,185      106,978       0.0%
    Embry Holdings, Ltd.                                            539,000      208,885       0.0%
#   EVA Precision Industrial Holdings, Ltd.                       5,688,000      886,345       0.0%
    Everbright Securities Co., Ltd. Class H                         689,400      827,286       0.0%
    Evergreen International Holdings, Ltd.                          999,000       77,198       0.0%
#   Fantasia Holdings Group Co., Ltd.                            19,282,015    3,792,233       0.0%
    Far East Horizon, Ltd.                                        1,400,000    1,389,202       0.0%
    Fosun International, Ltd.                                    11,099,183   23,585,696       0.1%
    Fufeng Group, Ltd.                                            7,881,000    4,391,785       0.0%
*   GCL-Poly Energy Holdings, Ltd.                               83,998,000   10,390,114       0.1%
    Gemdale Properties & Investment Corp., Ltd.                  12,542,000    1,422,531       0.0%
    GF Securities Co., Ltd. Class H                                 804,000    1,415,518       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
*   Glorious Property Holdings, Ltd.                              27,371,000 $  2,217,520       0.0%
    Goldlion Holdings, Ltd.                                        1,962,000      812,393       0.0%
#   Goldpac Group, Ltd.                                            1,046,000      321,413       0.0%
#   GOME Retail Holdings, Ltd.                                    80,257,000    8,632,967       0.1%
#*  Grand Baoxin Auto Group, Ltd.                                  1,336,500      557,843       0.0%
    Greenland Hong Kong Holdings, Ltd.                             6,904,575    3,181,151       0.0%
#   Greentown China Holdings, Ltd.                                 5,845,591    7,703,443       0.1%
    Guangdong Yueyun Transportation Co., Ltd. Class H                225,000      129,535       0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                        363,844   10,551,476       0.1%
    Guangzhou R&F Properties Co., Ltd. Class H                     9,029,914   21,469,506       0.1%
*   Guodian Technology & Environment Group Corp., Ltd. Class H     4,780,000      285,365       0.0%
    Guolian Securities Co., Ltd. Class H                             171,500       59,965       0.0%
#   Guorui Properties, Ltd.                                           94,000       30,972       0.0%
*   Guotai Junan Securities Co., Ltd. Class H                         60,000      140,644       0.0%
    Haitong Securities Co., Ltd. Class H                          10,613,200   14,491,353       0.1%
*   Hanergy Thin Film Power Group, Ltd.                           14,642,000       77,885       0.0%
*   Harbin Bank Co., Ltd. Class H                                  1,292,000      350,500       0.0%
#   Harbin Electric Co., Ltd. Class H                              5,713,474    1,670,617       0.0%
#   HC International, Inc.                                           182,500      123,026       0.0%
    Hengdeli Holdings, Ltd.                                       14,728,000      670,479       0.0%
*   Hi Sun Technology China, Ltd.                                  3,696,000      565,609       0.0%
    Hilong Holding, Ltd.                                           6,338,000      960,911       0.0%
    HKC Holdings, Ltd.                                             1,194,155      889,928       0.0%
    HNA Infrastructure Co., Ltd. Class H                           1,290,000    1,707,759       0.0%
*   Honghua Group, Ltd.                                            2,791,000      278,747       0.0%
    Honworld Group, Ltd.                                             336,500      151,840       0.0%
    Hopefluent Group Holdings, Ltd.                                1,556,000      711,259       0.0%
    Hopson Development Holdings, Ltd.                              6,870,000    7,308,516       0.1%
#*  Hua Han Health Industry Holdings, Ltd.                        23,012,000      582,875       0.0%
    Hua Hong Semiconductor, Ltd.                                   1,910,000    4,309,971       0.0%
    Huaneng Renewables Corp., Ltd. Class H                        33,002,000   14,656,270       0.1%
    Huatai Securities Co., Ltd. Class H                            1,212,400    2,455,821       0.0%
    Huishang Bank Corp., Ltd. Class H                              1,229,000      592,319       0.0%
#*  Hydoo International Holding, Ltd.                              1,112,000       66,307       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          506,891,996  444,990,871       2.2%
#   Inner Mongolia Yitai Coal Co., Ltd. Class H                       10,500       12,163       0.0%
#   Jiangnan Group, Ltd.                                          12,730,000      760,412       0.0%
    Jiangxi Copper Co., Ltd. Class H                               7,046,000   10,017,276       0.1%
#*  JinkoSolar Holding Co., Ltd. ADR                                 242,708    4,460,973       0.0%
    Joy City Property, Ltd.                                        5,204,000      803,176       0.0%
    Ju Teng International Holdings, Ltd.                           8,608,249    1,675,593       0.0%
    K Wah International Holdings, Ltd.                             2,184,233    1,340,718       0.0%
*   Kai Yuan Holdings, Ltd.                                       41,600,000      275,630       0.0%
*   Kaisa Group Holdings, Ltd.                                     5,186,632    2,770,615       0.0%
    Kangda International Environmental Co., Ltd.                   5,435,000      931,565       0.0%
*   Kasen International Holdings, Ltd.                             1,807,000      419,373       0.0%
    Kingboard Chemical Holdings, Ltd.                              6,590,845   26,813,469       0.1%
    Kunlun Energy Co., Ltd.                                       27,274,000   23,352,429       0.1%
    KWG Property Holding, Ltd.                                    11,167,000   15,042,421       0.1%
*   Labixiaoxin Snacks Group, Ltd.                                 2,175,000      135,512       0.0%
    Lai Fung Holdings, Ltd.                                        1,074,839    1,598,754       0.0%
    Le Saunda Holdings, Ltd.                                         120,000       17,463       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
    Legend Holdings Corp. Class H                                    818,200 $  2,731,029       0.0%
    Leoch International Technology, Ltd.                           2,305,000      347,642       0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                   310,000       83,193       0.0%
    LK Technology Holdings, Ltd.                                     785,000      138,221       0.0%
    Longfor Properties Co., Ltd.                                   9,774,500   29,232,917       0.2%
    Lonking Holdings, Ltd.                                        13,292,000    6,040,165       0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H                        9,332,000    4,580,648       0.0%
    Maoye International Holdings, Ltd.                            10,027,000    1,064,395       0.0%
    Metallurgical Corp. of China, Ltd. Class H                     3,673,000    1,172,841       0.0%
*   MIE Holdings Corp.                                             3,758,000      208,959       0.0%
    MIN XIN Holdings, Ltd.                                           708,418      478,471       0.0%
*   Mingfa Group International Co., Ltd.                             608,000        4,361       0.0%
    Minmetals Land, Ltd.                                          11,909,205    2,262,363       0.0%
    MOBI Development Co., Ltd.                                       379,000       39,160       0.0%
#   Modern Land China Co., Ltd.                                    2,545,200      475,596       0.0%
#*  Munsun Capital Group, Ltd.                                    22,260,000       56,388       0.0%
*   Nature Home Holding Co., Ltd.                                    154,000       26,135       0.0%
*   New World Department Store China, Ltd.                         4,014,000      923,933       0.0%
    Nine Dragons Paper Holdings, Ltd.                              7,315,000   10,910,018       0.1%
*   North Mining Shares Co., Ltd.                                  7,230,000      133,551       0.0%
    NVC Lighting Holdings, Ltd.                                    4,611,000      466,335       0.0%
*   Ourgame International Holdings, Ltd.                             329,000       60,036       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                        934,000      572,733       0.0%
#*  Panda Green Energy Group, Ltd.                                   554,000       59,069       0.0%
*   Parkson Retail Group, Ltd.                                    10,145,500    1,244,444       0.0%
#   PAX Global Technology, Ltd.                                    3,362,000    1,520,780       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H     36,252,000   17,066,899       0.1%
    PetroChina Co., Ltd. ADR                                          75,718    5,573,602       0.0%
    PetroChina Co., Ltd. Class H                                 147,646,000  108,795,781       0.6%
*   Phoenix New Media, Ltd. ADR                                       10,300       41,921       0.0%
    PICC Property & Casualty Co., Ltd. Class H                     4,210,000    7,536,610       0.1%
    Poly Culture Group Corp., Ltd. Class H                           276,500      469,097       0.0%
*   Poly Property Group Co., Ltd.                                 17,791,488    8,269,269       0.1%
#   Postal Savings Bank of China Co., Ltd. Class H                 4,196,000    2,874,686       0.0%
#   Pou Sheng International Holdings, Ltd.                         2,783,000      464,038       0.0%
    Powerlong Real Estate Holdings, Ltd.                          12,812,000    6,606,453       0.0%
#*  Prosperity International Holdings HK, Ltd.                    17,080,000      152,262       0.0%
*   PW Medtech Group, Ltd.                                         1,075,000      201,436       0.0%
    Qingdao Port International Co., Ltd. Class H                     276,000      226,053       0.0%
    Qingling Motors Co., Ltd. Class H                              8,492,000    2,714,617       0.0%
    Qunxing Paper Holdings Co., Ltd.                               5,020,071      241,772       0.0%
*   Real Gold Mining, Ltd.                                         3,137,500      105,134       0.0%
#   Red Star Macalline Group Corp., Ltd. Class H                   1,020,200    1,369,928       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                           43,919,000      885,638       0.0%
*   Rentian Technology Holdings, Ltd.                                660,000       31,002       0.0%
#*  REXLot Holdings, Ltd.                                        123,399,931      640,344       0.0%
#*  Ronshine China Holdings, Ltd.                                  1,161,000    1,722,166       0.0%
    Sany Heavy Equipment International Holdings Co., Ltd.          4,972,000    1,541,401       0.0%
*   Scud Group, Ltd.                                               3,368,000       83,678       0.0%
#   Seaspan Corp.                                                    574,922    4,421,150       0.0%
#*  Semiconductor Manufacturing International Corp.               19,321,198   24,848,853       0.1%
#*  Semiconductor Manufacturing International Corp. ADR            1,124,062    7,283,922       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#   Shandong Chenming Paper Holdings, Ltd. Class H                1,029,818 $ 1,563,700       0.0%
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                     4,568,000      77,989       0.0%
#*  Shanghai Electric Group Co., Ltd. Class H                     2,222,000     806,728       0.0%
    Shanghai Industrial Holdings, Ltd.                            4,648,918  12,190,807       0.1%
#   Shanghai Industrial Urban Development Group, Ltd.            12,292,000   2,643,628       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                     8,446,000   3,493,057       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H              341,900     933,275       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                    7,494,000   1,238,259       0.0%
    Shengjing Bank Co., Ltd. Class H                                328,500     219,461       0.0%
    Shenguan Holdings Group, Ltd.                                 3,610,000     179,543       0.0%
    Shenzhen International Holdings, Ltd.                         5,655,039  12,355,684       0.1%
    Shenzhen Investment, Ltd.                                    27,824,650  11,245,733       0.1%
    Shimao Property Holdings, Ltd.                               11,520,535  30,472,554       0.2%
*   Shougang Concord International Enterprises Co., Ltd.         54,246,416   1,488,646       0.0%
    Shougang Fushan Resources Group, Ltd.                        20,484,594   5,021,562       0.0%
    Shui On Land, Ltd.                                           35,417,803   9,536,591       0.1%
#*  Shunfeng International Clean Energy, Ltd.                    12,878,000     496,453       0.0%
*   Silver Grant International Industries, Ltd.                   7,860,804   1,689,498       0.0%
    SIM Technology Group, Ltd.                                    7,555,000     344,306       0.0%
#   Sino Harbour Holdings Group, Ltd.                               582,000      25,465       0.0%
    Sino-Ocean Group Holding, Ltd.                               24,191,602  16,797,719       0.1%
#*  Sinofert Holdings, Ltd.                                       7,620,000     906,880       0.0%
#*  Sinolink Worldwide Holdings, Ltd.                            10,762,508   1,277,127       0.0%
#*  SinoMedia Holding, Ltd.                                         110,000      29,387       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                   4,272,500   4,404,955       0.0%
    Sinopec Kantons Holdings, Ltd.                                6,660,000   3,150,394       0.0%
#   Sinotrans Shipping, Ltd.                                     10,048,416   2,601,954       0.0%
    Sinotrans, Ltd. Class H                                      11,619,000   6,657,221       0.0%
#   Sinotruk Hong Kong, Ltd.                                      6,395,835   7,493,516       0.1%
    Skyworth Digital Holdings, Ltd.                              15,847,083   7,200,923       0.0%
    SOHO China, Ltd.                                             20,306,388  10,427,044       0.1%
    Springland International Holdings, Ltd.                       2,275,000     640,619       0.0%
#*  SPT Energy Group, Inc.                                        2,484,000     267,126       0.0%
*   SRE Group, Ltd.                                              21,316,285     494,525       0.0%
#*  Starrise Media Holdings, Ltd.                                   286,000      26,139       0.0%
#*  Taung Gold International, Ltd.                                7,700,000      37,180       0.0%
#   TCL Multimedia Technology Holdings, Ltd.                      1,046,666     476,715       0.0%
#*  Technovator International, Ltd.                               2,224,000     548,200       0.0%
#   Tenwow International Holdings, Ltd.                           2,993,000     437,854       0.0%
    Texhong Textile Group, Ltd.                                     609,000     848,452       0.0%
    Tian An China Investment Co., Ltd.                            5,025,000   3,050,061       0.0%
    Tiangong International Co., Ltd.                              1,110,000     246,494       0.0%
    Tianjin Port Development Holdings, Ltd.                      19,055,657   2,635,630       0.0%
    Tianneng Power International, Ltd.                              188,000     271,264       0.0%
    Tianyi Summi Holdings, Ltd.                                   4,148,000     443,939       0.0%
#   Tomson Group, Ltd.                                            2,426,825   1,212,485       0.0%
    Tonly Electronics Holdings, Ltd.                                    330         335       0.0%
    Top Spring International Holdings, Ltd.                         108,000      44,800       0.0%
    TPV Technology, Ltd.                                          9,036,496   1,113,145       0.0%
    Trigiant Group, Ltd.                                          2,326,000     344,883       0.0%
*   Trony Solar Holdings Co., Ltd.                                8,775,000     131,927       0.0%
#   United Energy Group, Ltd.                                     4,376,000     366,233       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
CHINA -- (Continued)
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                   1,952,500 $    1,800,974       0.0%
#*  V1 Group, Ltd.                                                6,864,000        383,553       0.0%
#   Wasion Group Holdings, Ltd.                                   4,382,000      2,454,131       0.0%
    Weichai Power Co., Ltd. Class H                               2,842,000      3,290,033       0.0%
    Weiqiao Textile Co. Class H                                   3,833,000      1,857,046       0.0%
*   West China Cement, Ltd.                                      25,138,000      5,098,633       0.0%
#   Wisdom Sports Group                                             440,000         43,923       0.0%
*   Wuzhou International Holdings, Ltd.                             496,000         38,389       0.0%
    Xiamen International Port Co., Ltd. Class H                   9,956,000      1,744,099       0.0%
*   Xinchen China Power Holdings, Ltd.                            4,721,000        520,211       0.0%
    Xingda International Holdings, Ltd.                           9,291,842      3,318,837       0.0%
*   Xingfa Aluminium Holdings, Ltd.                                 435,000        352,745       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H        1,050,000        819,404       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             2,692,000        371,360       0.0%
    Xinyuan Real Estate Co., Ltd. ADR                                55,965        281,504       0.0%
    XTEP International Holdings, Ltd.                             2,087,000      1,212,489       0.0%
*   Yanchang Petroleum International, Ltd.                       21,400,000        288,868       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                         8,546,000     10,693,785       0.1%
    Yip's Chemical Holdings, Ltd.                                   842,000        296,178       0.0%
#*  Youyuan International Holdings, Ltd.                          3,376,251      1,927,296       0.0%
*   Yuanda China Holdings, Ltd.                                   1,702,000         23,086       0.0%
*   YuanShengTai Dairy Farm, Ltd.                                   658,000         25,096       0.0%
    Yuexiu Property Co., Ltd.                                    59,840,786     13,463,077       0.1%
    Yuzhou Properties Co., Ltd.                                  14,807,960     10,771,759       0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         424,600        250,646       0.0%
#*  Zhong An Real Estate, Ltd.                                   20,233,600      1,328,437       0.0%
    Zhuhai Holdings Investment Group, Ltd.                        1,312,000        168,291       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     9,018,200      3,873,609       0.0%
                                                                            --------------      ----
TOTAL CHINA                                                                  3,557,862,177      17.7%
                                                                            --------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                            1,432,088      8,646,708       0.0%
    Constructora Conconcreto SA                                      86,988         29,729       0.0%
    Grupo Argos SA                                                1,218,199      8,673,681       0.1%
    Grupo de Inversiones Suramericana SA                          1,518,654     21,074,433       0.1%
    Grupo Nutresa SA                                                193,270      1,871,494       0.0%
    Mineros SA                                                       65,037         54,758       0.0%
                                                                            --------------      ----
TOTAL COLOMBIA                                                                  40,350,803       0.2%
                                                                            --------------      ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                      1,592,394     40,665,071       0.2%
                                                                            --------------      ----
GREECE -- (0.0%)
*   Alpha Bank AE                                                   121,090        319,896       0.0%
    Bank of Greece                                                   26,513        483,225       0.0%
*   Ellaktor SA                                                   1,053,403      2,093,036       0.0%
*   GEK Terna Holding Real Estate Construction SA                   145,450        884,706       0.0%
*   Intracom Holdings SA                                          1,511,057      1,561,272       0.0%
*   Piraeus Bank SA                                                   1,682          7,105       0.0%
                                                                            --------------      ----
TOTAL GREECE                                                                     5,349,240       0.0%
                                                                            --------------      ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (0.0%)
#*  GCL New Energy Holdings, Ltd.                                 1,182,000 $    65,561       0.0%
                                                                            -----------       ---
HUNGARY -- (0.3%)
    MOL Hungarian Oil & Gas P.L.C.                                2,457,408  28,397,247       0.1%
    OTP Bank P.L.C.                                                 804,282  35,069,396       0.2%
    Richter Gedeon Nyrt                                              13,112     264,765       0.0%
                                                                            -----------       ---
TOTAL HUNGARY                                                                63,731,408       0.3%
                                                                            -----------       ---
INDIA -- (11.4%)
*   5Paisa Capital, Ltd.                                             83,358     504,797       0.0%
*   Aban Offshore, Ltd.                                             315,580     820,118       0.0%
    ACC, Ltd.                                                       276,108   6,532,641       0.1%
    Adani Enterprises, Ltd.                                       3,374,526   7,035,178       0.1%
*   Adani Green Energy, Ltd.                                      2,568,014     988,497       0.0%
*   Adani Transmissions, Ltd.                                     1,114,791   2,792,734       0.0%
*   Aditya Birla Capital, Ltd.                                    1,689,688   4,028,674       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                         2,739,367   5,999,359       0.0%
    Alembic, Ltd.                                                   639,583     546,056       0.0%
*   Allahabad Bank                                                1,291,820     946,286       0.0%
    Allcargo Logistics, Ltd.                                        462,900     965,882       0.0%
    Ambuja Cements, Ltd.                                          2,741,306  10,264,065       0.1%
*   Amtek Auto, Ltd.                                              1,276,544     276,904       0.0%
    Anant Raj, Ltd.                                                 884,689     620,002       0.0%
*   Andhra Bank                                                   2,343,184   1,388,778       0.0%
    Andhra Sugars, Ltd. (The)                                        14,835      87,736       0.0%
    Apar Industries, Ltd.                                           151,900   1,834,047       0.0%
    Apollo Tyres, Ltd.                                            3,884,806  17,061,288       0.1%
    Arvind, Ltd.                                                  2,074,030  13,104,390       0.1%
    Ashoka Buildcon, Ltd.                                           260,216   1,100,269       0.0%
    Astra Microwave Products, Ltd.                                  107,891     172,674       0.0%
    Atul, Ltd.                                                        1,109      49,130       0.0%
    Axis Bank, Ltd.                                              11,051,055  85,472,655       0.4%
    Bajaj Finserv, Ltd.                                              24,196   1,981,069       0.0%
*   Bajaj Hindusthan Sugar, Ltd.                                    981,143     127,544       0.0%
    Bajaj Holdings & Investment, Ltd.                               394,050  15,911,758       0.1%
    Balkrishna Industries, Ltd.                                      88,982   1,697,302       0.0%
    Balmer Lawrie & Co., Ltd.                                       656,554   2,160,674       0.0%
    Balrampur Chini Mills, Ltd.                                   2,074,917   2,181,632       0.0%
    Banco Products India, Ltd.                                       42,635     147,581       0.0%
    Bank of Baroda                                                2,171,362   4,805,778       0.0%
*   Bank of India                                                   737,171   1,139,625       0.0%
*   Bank Of Maharashtra                                             969,657     201,645       0.0%
    BEML, Ltd.                                                       52,357     830,789       0.0%
*   BGR Energy Systems, Ltd.                                        169,812     273,495       0.0%
    Bharat Electronics, Ltd.                                        326,335     638,603       0.0%
    Bharat Heavy Electricals, Ltd.                                7,686,893  10,056,383       0.1%
    Bharti Airtel, Ltd.                                          13,689,037  83,764,411       0.4%
    Biocon, Ltd.                                                    998,256   9,923,429       0.1%
    Birla Corp., Ltd.                                               177,985   2,035,070       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                         267,508   1,232,310       0.0%
*   Bombay Rayon Fashions, Ltd.                                      18,941       6,531       0.0%
    Brigade Enterprises, Ltd.                                       171,015     713,026       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
INDIA -- (Continued)
    Canara Bank                                                   1,065,655 $4,216,447      0.0%
    Ceat, Ltd.                                                      251,385  5,959,874      0.0%
*   CG Power and Industrial Solutions, Ltd.                       2,499,016  3,123,920      0.0%
    Chambal Fertilizers & Chemicals, Ltd.                         2,183,953  6,344,441      0.1%
    Chennai Super Kings Cricket, Ltd.                             5,080,767     32,118      0.0%
    City Union Bank, Ltd.                                         1,439,465  3,959,645      0.0%
*   Coffee Day Enterprises, Ltd.                                     38,981    201,448      0.0%
    Container Corp. Of India, Ltd.                                   98,594  1,938,402      0.0%
*   Corp. Bank                                                    1,646,469    738,611      0.0%
    Cox & Kings, Ltd.                                             1,259,399  4,114,698      0.0%
    Crompton Greaves Consumer Electricals, Ltd.                     105,163    368,462      0.0%
    Cyient, Ltd.                                                    124,698  1,414,690      0.0%
    Dalmia Bharat Sugar & Industries, Ltd.                           14,037     13,622      0.0%
    Dalmia Bharat, Ltd.                                              97,181  4,436,660      0.0%
*   DB Realty, Ltd.                                                 873,103    833,657      0.0%
    DCB Bank, Ltd.                                                2,363,711  6,873,418      0.1%
    DCM Shriram, Ltd.                                               439,667  2,176,500      0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                 433,809  2,289,346      0.0%
    Deepak Nitrite, Ltd.                                              1,173      4,718      0.0%
    Delta Corp., Ltd.                                                51,743    207,362      0.0%
*   DEN Networks, Ltd.                                              391,626    602,677      0.0%
*   Dena Bank                                                       507,403    147,735      0.0%
    Dewan Housing Finance Corp., Ltd.                             2,041,909 19,476,495      0.1%
    Dhampur Sugar Mills, Ltd.                                        49,279     70,351      0.0%
*   Dishman Carbogen Amcis, Ltd.                                  1,414,095  7,976,182      0.1%
    DLF, Ltd.                                                     4,471,504 14,809,577      0.1%
    Dr Reddy's Laboratories, Ltd.                                   195,683  6,195,524      0.0%
    Dr Reddy's Laboratories, Ltd. ADR                                98,163  3,171,647      0.0%
*   Dredging Corp. Of India, Ltd.                                    40,740    378,224      0.0%
    Edelweiss Financial Services, Ltd.                              575,451  2,453,682      0.0%
    EID Parry India, Ltd.                                           971,919  3,990,199      0.0%
    EIH, Ltd.                                                       983,731  2,566,187      0.0%
    Electrosteel Castings, Ltd.                                     948,259    415,998      0.0%
    Engineers India, Ltd.                                           508,340  1,202,295      0.0%
*   Eros International Media, Ltd.                                  393,491  1,026,174      0.0%
    Essel Propack, Ltd.                                             600,024  2,401,266      0.0%
    Exide Industries, Ltd.                                          789,280  2,916,908      0.0%
    FDC, Ltd.                                                        37,340    140,030      0.0%
    Federal Bank, Ltd.                                           12,197,858 17,898,830      0.1%
    FIEM Industries, Ltd.                                             2,436     33,734      0.0%
    Finolex Cables, Ltd.                                            523,007  5,442,364      0.0%
    Finolex Industries, Ltd.                                        108,581  1,063,147      0.0%
*   Firstsource Solutions, Ltd.                                   2,945,911  2,792,813      0.0%
*   Fortis Healthcare, Ltd.                                       2,206,119  4,978,285      0.0%
    Future Enterprises, Ltd.                                      1,388,089    792,223      0.0%
*   Future Retail, Ltd.                                           1,330,582 12,000,490      0.1%
    GAIL India, Ltd.                                              6,486,915 31,565,148      0.2%
    Gateway Distriparks, Ltd.                                       202,846    511,076      0.0%
    Gati, Ltd.                                                      626,355  1,133,471      0.0%
    Genus Power Infrastructures, Ltd.                               121,218     93,593      0.0%
    GHCL, Ltd.                                                      253,975  1,045,498      0.0%
    GIC Housing Finance, Ltd.                                        98,306    638,750      0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Glenmark Pharmaceuticals, Ltd.                                  121,426 $ 1,036,975       0.0%
    GOCL Corp., Ltd.                                                 12,102      91,277       0.0%
*   Godawari Power and Ispat, Ltd.                                   12,840     108,131       0.0%
    Granules India, Ltd.                                            319,152     517,655       0.0%
    Graphite India, Ltd.                                             68,862     711,060       0.0%
    Grasim Industries, Ltd.                                       1,573,004  25,536,684       0.1%
    Great Eastern Shipping Co., Ltd. (The)                          875,926   4,798,475       0.0%
    Greaves Cotton, Ltd.                                             64,826     120,479       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                              372,248   4,179,779       0.0%
    Gujarat Ambuja Exports, Ltd.                                     20,459      88,631       0.0%
    Gujarat Fluorochemicals, Ltd.                                   387,110   4,930,724       0.0%
    Gujarat Mineral Development Corp., Ltd.                       1,228,209   2,482,234       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.            655,128   4,670,913       0.0%
    Gujarat Pipavav Port, Ltd.                                       41,935      92,002       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                   2,186,080   4,384,141       0.0%
    Gujarat State Petronet, Ltd.                                  2,384,500   6,332,914       0.1%
*   Hathway Cable & Datacom, Ltd.                                    64,819      33,863       0.0%
    HBL Power Systems, Ltd.                                         174,131     125,802       0.0%
    HEG, Ltd.                                                       120,919   4,987,669       0.0%
    HeidelbergCement India, Ltd.                                    347,298     806,744       0.0%
    Hikal, Ltd.                                                     119,777     455,818       0.0%
    HIL, Ltd.                                                         1,131      38,603       0.0%
*   Himachal Futuristic Communications, Ltd.                      7,434,134   3,080,493       0.0%
    Himatsingka Seide, Ltd.                                         374,187   2,162,162       0.0%
    Hindalco Industries, Ltd.                                    13,021,581  45,600,857       0.2%
    Hinduja Global Solutions, Ltd.                                   68,849     976,935       0.0%
    Hindustan Media Ventures, Ltd.                                   11,103      38,504       0.0%
*   Housing Development & Infrastructure, Ltd.                    2,719,300   1,341,611       0.0%
    HSIL, Ltd.                                                      408,062   2,307,809       0.0%
    HT Media, Ltd.                                                  636,126     856,916       0.0%
    ICICI Bank, Ltd. Sponsored ADR                               10,946,768  93,156,995       0.5%
*   IDBI Bank, Ltd.                                               3,052,662   3,005,138       0.0%
*   Idea Cellular, Ltd.                                          18,594,249  19,211,604       0.1%
    IDFC Bank, Ltd.                                               6,558,877   4,719,181       0.0%
    IDFC, Ltd.                                                    6,859,527   5,965,623       0.0%
*   IFCI, Ltd.                                                    8,839,280   2,620,033       0.0%
    IIFL Holdings, Ltd.                                           2,793,003  31,997,459       0.2%
*   IL&FS Transportation Networks, Ltd.                             529,814     501,815       0.0%
    India Cements, Ltd. (The)                                     2,685,958   5,881,171       0.0%
    India Glycols, Ltd.                                              27,729     247,914       0.0%
*   Indiabulls Real Estate, Ltd.                                  2,298,988   7,338,986       0.1%
    Indian Bank                                                     710,566   3,413,742       0.0%
    Indian Hotels Co., Ltd. (The)                                 4,787,508  10,536,669       0.1%
    Indian Metals & Ferro Alloys, Ltd.                                9,230      65,621       0.0%
    Indo Count Industries, Ltd.                                      30,020      42,039       0.0%
    INEOS Styrolution India, Ltd.                                    31,624     435,492       0.0%
    Infosys, Ltd.                                                   348,010   6,239,479       0.0%
    Ingersoll-Rand India, Ltd.                                        6,002      60,990       0.0%
*   Inox Wind, Ltd.                                                  65,968     106,140       0.0%
    Insecticides India, Ltd.                                         11,210     123,037       0.0%
*   Intellect Design Arena, Ltd.                                    476,136   1,408,789       0.0%
*   International Paper APPM, Ltd.                                    9,109      45,172       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Ipca Laboratories, Ltd.                                          23,144 $   260,610       0.0%
    J Kumar Infraprojects, Ltd.                                      70,145     296,118       0.0%
    Jagran Prakashan, Ltd.                                           20,344      51,727       0.0%
    Jai Corp., Ltd.                                                 204,151     480,644       0.0%
    Jain Irrigation Systems, Ltd.                                 5,173,472   8,988,132       0.1%
*   Jaiprakash Associates, Ltd.                                  17,658,065   5,169,505       0.0%
*   Jammu & Kashmir Bank, Ltd. (The)                              3,014,805   2,550,723       0.0%
*   Jaypee Infratech, Ltd.                                        5,488,982     424,022       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                            439,023   2,102,564       0.0%
    JBF Industries, Ltd.                                            264,505     406,119       0.0%
    Jindal Poly Films, Ltd.                                         303,612   1,392,410       0.0%
    Jindal Saw, Ltd.                                              1,852,856   3,424,047       0.0%
*   Jindal Stainless, Ltd.                                           73,494     100,910       0.0%
*   Jindal Steel & Power, Ltd.                                    4,783,550  17,859,444       0.1%
*   JITF Infralogistics, Ltd.                                        50,837      27,230       0.0%
    JK Cement, Ltd.                                                 201,544   3,018,897       0.0%
    JK Lakshmi Cement, Ltd.                                         387,944   2,368,769       0.0%
    JK Paper, Ltd.                                                  215,005     453,078       0.0%
    JK Tyre & Industries, Ltd.                                    1,014,032   2,363,738       0.0%
    JM Financial, Ltd.                                            3,798,636   7,949,584       0.1%
    JMC Projects India, Ltd.                                          7,426      74,054       0.0%
    JSW Energy, Ltd.                                              5,451,141   6,929,984       0.1%
*   JSW Holdings, Ltd.                                                2,820      82,398       0.0%
    JSW Steel, Ltd.                                              16,756,508  81,283,780       0.4%
    Jubilant Life Sciences, Ltd.                                    993,088  13,101,076       0.1%
    Kalpataru Power Transmission, Ltd.                              685,681   5,011,132       0.0%
    Kalyani Steels, Ltd.                                             28,587     136,239       0.0%
    Karnataka Bank, Ltd. (The)                                    2,303,013   4,217,221       0.0%
    Karur Vysya Bank, Ltd. (The)                                  2,256,954   3,680,838       0.0%
    Kaveri Seed Co., Ltd.                                           108,771     865,384       0.0%
    KCP, Ltd.                                                        87,390     176,120       0.0%
    KEC International, Ltd.                                         105,719     642,805       0.0%
*   Kiri Industries, Ltd.                                            37,272     227,200       0.0%
    Kirloskar Brothers, Ltd.                                         11,195      47,906       0.0%
    Kirloskar Oil Engines, Ltd.                                     294,687   1,471,108       0.0%
    Kolte-Patil Developers, Ltd.                                     98,720     480,045       0.0%
    KPIT Technologies, Ltd.                                       1,739,481   6,684,904       0.1%
    KRBL, Ltd.                                                      130,263     871,180       0.0%
    L&T Finance Holdings, Ltd.                                      384,640     992,174       0.0%
    Lakshmi Machine Works, Ltd.                                       5,546     700,352       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                  474,085     642,897       0.0%
    Larsen & Toubro, Ltd.                                         4,214,051  88,344,821       0.5%
    LEEL Electricals, Ltd.                                           24,119      83,037       0.0%
    LIC Housing Finance, Ltd.                                       918,870   7,499,038       0.1%
    LT Foods, Ltd.                                                   39,519      53,367       0.0%
    Lupin, Ltd.                                                     464,996   5,627,275       0.0%
    Magma Fincorp, Ltd.                                             139,818     358,560       0.0%
    Maharashtra Seamless, Ltd.                                      125,611     864,876       0.0%
    Mahindra & Mahindra Financial Services, Ltd.                  1,109,734   8,725,724       0.1%
    Mahindra & Mahindra, Ltd.                                     4,046,615  52,730,423       0.3%
*   Mahindra CIE Automotive, Ltd.                                    29,954     112,695       0.0%
    Mahindra Lifespace Developers, Ltd.                             236,010   1,647,127       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Man Infraconstruction, Ltd.                                    217,937 $   171,641       0.0%
    Manappuram Finance, Ltd.                                     4,335,419   7,892,630       0.1%
    Mangalam Cement, Ltd.                                            7,882      36,199       0.0%
    Mastek, Ltd.                                                    50,929     428,541       0.0%
    McLeod Russel India, Ltd.                                      671,066   1,560,353       0.0%
    Meghmani Organics, Ltd.                                        195,896     301,685       0.0%
    Mercator, Ltd.                                                 353,028     154,960       0.0%
    Merck, Ltd.                                                     79,792   2,524,736       0.0%
    MindTree, Ltd.                                                  74,555   1,205,916       0.0%
    Mirza International, Ltd.                                       14,751      30,143       0.0%
    MOIL, Ltd.                                                     263,569     806,594       0.0%
    Monte Carlo Fashions, Ltd.                                       6,053      49,397       0.0%
    Mphasis, Ltd.                                                  519,146   8,185,035       0.1%
*   MPS, Ltd.                                                        2,576      25,404       0.0%
    MRF, Ltd.                                                       13,476  16,069,083       0.1%
    Munjal Showa, Ltd.                                              11,077      37,594       0.0%
    Muthoot Finance, Ltd.                                          523,781   3,511,535       0.0%
*   Nagarjuna Fertilizers & Chemicals, Ltd.                      1,812,637     467,365       0.0%
    National Aluminium Co., Ltd.                                 4,964,081   5,915,375       0.0%
    National Fertilizers, Ltd.                                      33,882      28,660       0.0%
    Nava Bharat Ventures, Ltd.                                     313,125     695,462       0.0%
*   Navkar Corp., Ltd.                                              52,794     138,962       0.0%
    NCC, Ltd.                                                    5,713,427  11,338,726       0.1%
    Nectar Lifesciences, Ltd.                                      268,595     109,312       0.0%
    NIIT Technologies, Ltd.                                        537,348   9,256,316       0.1%
*   NIIT, Ltd.                                                     579,255     998,969       0.0%
    Nilkamal, Ltd.                                                  52,527   1,341,173       0.0%
    Oberoi Realty, Ltd.                                            701,136   5,747,620       0.0%
    OCL India, Ltd.                                                105,934   2,234,590       0.0%
    Omaxe, Ltd.                                                    396,953   1,319,524       0.0%
    OnMobile Global, Ltd.                                          225,991     139,545       0.0%
    Orient Cement, Ltd.                                            621,657   1,321,270       0.0%
*   Oriental Bank of Commerce                                      975,550   1,367,073       0.0%
*   Parsvnath Developers, Ltd.                                      68,847      15,199       0.0%
*   Patel Engineering, Ltd.                                         60,844      56,955       0.0%
    PC Jeweller, Ltd.                                            1,220,290   2,582,329       0.0%
    Persistent Systems, Ltd.                                       134,762   1,624,104       0.0%
    Petronet LNG, Ltd.                                           4,844,788  16,414,782       0.1%
    Phillips Carbon Black, Ltd.                                     64,910     251,543       0.0%
    Piramal Enterprises, Ltd.                                      720,378  27,942,627       0.2%
    Polyplex Corp., Ltd.                                            13,302      95,257       0.0%
    Power Finance Corp., Ltd.                                    6,211,801   8,159,442       0.1%
    Power Mech Projects, Ltd.                                        2,784      42,497       0.0%
    Prabhat Dairy, Ltd.                                             32,831      87,459       0.0%
    Praj Industries, Ltd.                                        1,039,097   1,454,105       0.0%
*   Prakash Industries, Ltd.                                       309,658     970,255       0.0%
*   Praxis Home Retail, Ltd.                                         7,702      32,775       0.0%
    Prestige Estates Projects, Ltd.                                364,262   1,662,545       0.0%
    PTC India Financial Services, Ltd.                           2,660,009   1,004,312       0.0%
    PTC India, Ltd.                                              3,168,880   4,346,375       0.0%
*   Punjab & Sind Bank                                              16,659       8,895       0.0%
*   Punjab National Bank                                         3,013,053   4,290,989       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    Puravankara, Ltd.                                               471,054 $  1,113,980       0.0%
    Radico Khaitan, Ltd.                                            681,924    4,245,562       0.0%
    Rain Commodities, Ltd.                                          885,256    4,192,912       0.0%
    Rajesh Exports, Ltd.                                             17,376      176,509       0.0%
    Ramco Industries, Ltd.                                           39,974      161,122       0.0%
*   Ramco Systems, Ltd.                                               7,170       50,071       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.                         926,317    1,114,507       0.0%
    Raymond, Ltd.                                                   363,799    6,063,874       0.0%
    Redington India, Ltd.                                         2,123,429    4,372,811       0.0%
    Reliance Capital, Ltd.                                          945,712    6,126,196       0.0%
*   Reliance Communications, Ltd.                                16,228,734    3,681,003       0.0%
*   Reliance Home Finance, Ltd.                                   1,766,396    1,636,030       0.0%
    Reliance Industries, Ltd.                                    34,030,289  489,161,967       2.4%
    Reliance Industries, Ltd. GDR                                    98,068    2,821,817       0.0%
*   Reliance Naval and Engineering, Ltd.                             22,287        6,026       0.0%
*   Reliance Power, Ltd.                                          8,848,791    4,872,285       0.0%
    Rico Auto Industries, Ltd.                                       59,993       70,030       0.0%
*   Rolta India, Ltd.                                               522,028      481,973       0.0%
    RSWM, Ltd.                                                        2,943       14,797       0.0%
*   Ruchi Soya Industries, Ltd.                                     456,150      103,784       0.0%
    Rural Electrification Corp., Ltd.                             9,418,048   17,926,788       0.1%
    Sangam India, Ltd.                                                2,135        4,086       0.0%
*   Sanghi Industries, Ltd.                                          33,670       56,919       0.0%
    Sanghvi Movers, Ltd.                                             45,111      139,892       0.0%
    Sarda Energy & Minerals, Ltd.                                    29,913      210,610       0.0%
    Sasken Technologies, Ltd.                                         6,664       96,655       0.0%
*   Shipping Corp. of India, Ltd.                                 1,795,911    2,001,675       0.0%
    Shriram City Union Finance, Ltd.                                  6,698      241,957       0.0%
    Shriram Transport Finance Co., Ltd.                             966,255   23,212,474       0.1%
*   Sical Logistics, Ltd.                                             3,268       10,274       0.0%
    Simplex Infrastructures, Ltd.                                    56,846      513,885       0.0%
    Sintex Industries, Ltd.                                       2,517,100      667,109       0.0%
*   Sintex Plastics Technology, Ltd.                              7,846,946    6,291,148       0.1%
    Siyaram Silk Mills, Ltd.                                          3,315       33,940       0.0%
    SML ISUZU, Ltd.                                                   5,958       79,280       0.0%
*   Snowman Logistics, Ltd.                                          36,270       27,622       0.0%
    Sobha, Ltd.                                                     769,693    6,306,930       0.1%
*   Solara Active Pharma Sciences, Ltd.                               1,685        2,926       0.0%
    Sonata Software, Ltd.                                           167,008      899,449       0.0%
    South Indian Bank, Ltd. (The)                                11,772,339    4,639,678       0.0%
    SREI Infrastructure Finance, Ltd.                             1,890,601    2,411,955       0.0%
    SRF, Ltd.                                                       216,893    7,728,204       0.1%
    Srikalahasthi Pipes, Ltd.                                        28,332      146,406       0.0%
    State Bank of India                                          11,878,292   43,622,995       0.2%
*   Steel Authority of India, Ltd.                                2,740,577    3,158,399       0.0%
    Strides Arcolab, Ltd.                                            10,111       96,498       0.0%
    Sunteck Realty, Ltd.                                            117,718      751,160       0.0%
    Surya Roshni, Ltd.                                               43,697      276,037       0.0%
    Sutlej Textiles and Industries, Ltd.                              7,506        7,962       0.0%
    Suven Life Sciences, Ltd.                                        19,227       51,452       0.0%
*   Syndicate Bank                                                2,092,900    1,719,235       0.0%
    TAKE Solutions, Ltd.                                            342,649    1,101,407       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ----------- -------------- ---------------
INDIA -- (Continued)
    Tamil Nadu Newsprint & Papers, Ltd.                              293,002 $    1,543,917       0.0%
    Tata Chemicals, Ltd.                                           1,763,982     20,133,061       0.1%
    Tata Global Beverages, Ltd.                                    5,236,799     23,267,257       0.1%
*   Tata Motors, Ltd.                                             14,885,959     75,324,923       0.4%
#*  Tata Motors, Ltd. Sponsored ADR                                  103,766      2,606,602       0.0%
    Tata Steel, Ltd.(6101156)                                      5,248,434     46,481,747       0.2%
*   Tata Steel, Ltd.(BD3NJK9)                                        402,178        958,141       0.0%
    Tech Mahindra, Ltd.                                            1,558,572     15,561,547       0.1%
*   Techno Electric & Engineering Co., Ltd.                           38,043        195,466       0.0%
    Texmaco Rail & Engineering, Ltd.                                 183,428        231,230       0.0%
    TI Financial Holdings, Ltd.                                      584,777      6,384,101       0.1%
    Tide Water Oil Co India, Ltd.                                        144         13,763       0.0%
    Time Technoplast, Ltd.                                         1,115,207      2,655,686       0.0%
    Titagarh Wagons, Ltd.                                            223,002        388,036       0.0%
    Tourism Finance Corp. of India, Ltd.                               8,737         20,657       0.0%
    Transport Corp. of India, Ltd.                                    53,738        234,845       0.0%
    Trident, Ltd.                                                    138,685        141,954       0.0%
    Triveni Engineering & Industries, Ltd.                            47,998         29,056       0.0%
    Tube Investments of India, Ltd.                                  592,499      2,071,539       0.0%
    TV Today Network, Ltd.                                            29,230        209,514       0.0%
*   TV18 Broadcast, Ltd.                                           6,567,720      6,255,750       0.1%
*   UCO Bank                                                       2,330,376        683,373       0.0%
    Uflex, Ltd.                                                      455,786      2,301,302       0.0%
    UFO Moviez India, Ltd.                                            18,433        107,720       0.0%
    Unichem Laboratories, Ltd.                                       307,448      1,289,403       0.0%
*   Union Bank of India                                            2,045,981      2,902,273       0.0%
*   Unitech, Ltd.                                                 12,073,793      1,041,414       0.0%
    UPL, Ltd.                                                        514,172      5,619,791       0.0%
    VA Tech Wabag, Ltd.                                               62,505        473,857       0.0%
    Vardhman Textiles, Ltd.                                          239,481      4,393,869       0.0%
    Vedanta, Ltd.                                                 19,014,264     84,414,582       0.4%
#   Vedanta, Ltd. ADR                                              1,149,890     20,376,058       0.1%
    Vijaya Bank                                                    2,481,438      2,365,057       0.0%
    Vindhya Telelinks, Ltd.                                            9,163        166,291       0.0%
    Visaka Industries, Ltd.                                           10,053        118,422       0.0%
    Welspun Corp., Ltd.                                            1,422,592      3,007,193       0.0%
    Welspun Enterprises, Ltd.                                        597,457      1,342,882       0.0%
    Welspun India, Ltd.                                              988,811        844,919       0.0%
    West Coast Paper Mills, Ltd.                                      35,117        150,712       0.0%
    Wipro, Ltd.                                                    6,919,490     28,709,127       0.2%
*   Wockhardt, Ltd.                                                  276,374      3,443,428       0.0%
    Zensar Technologies, Ltd.                                        165,883      3,161,468       0.0%
    Zuari Agro Chemicals, Ltd.                                        23,149        171,621       0.0%
                                                                             --------------      ----
TOTAL INDIA                                                                   2,358,822,037      11.7%
                                                                             --------------      ----
INDONESIA -- (2.4%)
    Adaro Energy Tbk PT                                          214,802,700     28,128,658       0.2%
    Adhi Karya Persero Tbk PT                                     21,642,300      2,895,016       0.0%
    Agung Podomoro Land Tbk PT                                    86,995,500      1,321,536       0.0%
    Alam Sutera Realty Tbk PT                                    155,718,600      4,058,303       0.0%
    Aneka Tambang Tbk PT                                          94,883,377      5,702,605       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
INDONESIA -- (Continued)
    Asahimas Flat Glass Tbk PT                                     4,891,900 $ 1,795,304       0.0%
    Astra Agro Lestari Tbk PT                                      2,825,467   2,590,409       0.0%
    Astra Graphia Tbk PT                                             436,900      45,498       0.0%
*   Bakrie and Brothers Tbk PT                                   393,548,150   1,414,369       0.0%
*   Bakrie Telecom Tbk PT                                        160,430,200     576,569       0.0%
    Bank Bukopin Tbk                                              59,254,833   1,816,137       0.0%
    Bank Danamon Indonesia Tbk PT                                 35,689,154  17,012,362       0.1%
    Bank Mandiri Persero Tbk PT                                  130,437,562  66,073,713       0.3%
    Bank Negara Indonesia Persero Tbk PT                          96,046,041  55,295,218       0.3%
*   Bank Pan Indonesia Tbk PT                                    119,181,201   8,085,135       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          35,218,400   5,211,651       0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     22,347,700   1,145,657       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                           1,869,000     430,932       0.0%
    Bank Tabungan Negara Persero Tbk PT                           63,257,827  14,097,482       0.1%
*   Barito Pacific Tbk PT                                         46,009,400   8,135,319       0.1%
    Bekasi Fajar Industrial Estate Tbk PT                         50,123,300     955,574       0.0%
*   Benakat Integra Tbk PT                                       142,047,100     732,475       0.0%
    BISI International Tbk PT                                     13,394,400   1,837,215       0.0%
    Blue Bird Tbk PT                                                  58,800      11,963       0.0%
    Bumi Serpong Damai Tbk PT                                     70,830,700   8,553,108       0.1%
    Ciputra Development Tbk PT                                   171,551,278  13,494,749       0.1%
*   Clipan Finance Indonesia Tbk PT                                2,995,500      70,177       0.0%
*   Eagle High Plantations Tbk PT                                111,235,400   1,989,479       0.0%
    Elnusa Tbk PT                                                 51,940,700   1,570,988       0.0%
*   Energi Mega Persada Tbk PT                                     2,808,701      41,799       0.0%
    Erajaya Swasembada Tbk PT                                     18,072,500   2,213,855       0.0%
*   Eureka Prima Jakarta Tbk PT                                    1,297,300       7,145       0.0%
    Gajah Tunggal Tbk PT                                          16,976,300     991,103       0.0%
*   Garuda Indonesia Persero Tbk PT                               45,666,781     938,100       0.0%
    Global Mediacom Tbk PT                                       103,819,600   4,312,779       0.0%
*   Hanson International Tbk PT                                   48,742,700     491,828       0.0%
*   Harum Energy Tbk PT                                           12,685,900   2,320,973       0.0%
    Hexindo Adiperkasa Tbk PT                                        721,744     173,800       0.0%
*   Holcim Indonesia Tbk PT                                       26,217,400   1,506,005       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          37,484,800  35,390,469       0.2%
*   Indika Energy Tbk PT                                           5,814,600   1,413,236       0.0%
    Indo Tambangraya Megah Tbk PT                                  4,115,000   6,973,494       0.1%
    Indofood Sukses Makmur Tbk PT                                 63,814,800  31,905,518       0.2%
    Intiland Development Tbk PT                                   98,193,800   2,173,063       0.0%
    Japfa Comfeed Indonesia Tbk PT                                46,112,550   4,994,233       0.0%
    Jaya Real Property Tbk PT                                    117,807,800   6,942,930       0.1%
    Kawasan Industri Jababeka Tbk PT                             296,578,056   5,235,937       0.0%
    KMI Wire & Cable Tbk PT                                        7,493,500     235,459       0.0%
*   Krakatau Steel Persero Tbk PT                                  6,016,800     189,739       0.0%
*   Lippo Cikarang Tbk PT                                          3,669,000     607,992       0.0%
    Lippo Karawaci Tbk PT                                        271,296,149   8,665,567       0.1%
    Malindo Feedmill Tbk PT                                          331,200      18,549       0.0%
*   Matahari Putra Prima Tbk PT                                    4,231,700     103,285       0.0%
*   Medco Energi Internasional Tbk PT                            114,945,767   9,878,906       0.1%
    Media Nusantara Citra Tbk PT                                   7,940,300     751,204       0.0%
    Metrodata Electronics Tbk PT                                   1,590,750      86,977       0.0%
    Mitra Pinasthika Mustika Tbk PT                                1,984,700     164,081       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
INDONESIA -- (Continued)
*   MNC Investama Tbk PT                                         332,569,700 $  2,472,268       0.0%
    Modernland Realty Tbk PT                                      89,667,000    2,284,280       0.0%
    Multipolar Tbk PT                                             69,277,200      610,717       0.0%
*   Nirvana Development Tbk PT                                     1,000,000        6,514       0.0%
    Nusantara Infrastructure Tbk PT                              171,119,700    2,407,112       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                               1,941,100    1,430,140       0.0%
    Pan Brothers Tbk PT                                           39,179,650    1,292,570       0.0%
*   Panin Financial Tbk PT                                       203,836,500    3,443,784       0.0%
*   Panin Insurance Tbk PT                                        29,566,000    2,426,009       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         47,582,484    4,303,001       0.0%
    PP Persero Tbk PT                                             24,466,800    4,246,797       0.0%
    Ramayana Lestari Sentosa Tbk PT                               41,197,600    4,204,357       0.0%
    Salim Ivomas Pratama Tbk PT                                   47,477,800    1,923,835       0.0%
    Sampoerna Agro PT                                             11,967,241    2,022,330       0.0%
    Selamat Sempurna Tbk PT                                       33,177,500    3,455,066       0.0%
    Semen Baturaja Persero Tbk PT                                  9,153,700    2,756,206       0.0%
    Semen Indonesia Persero Tbk PT                                17,839,500   12,321,471       0.1%
*   Sentul City Tbk PT                                           157,766,600    2,105,386       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT                   7,724,800    2,054,569       0.0%
    Sri Rejeki Isman Tbk PT                                      126,718,200    3,105,478       0.0%
    Summarecon Agung Tbk PT                                        7,521,900      486,667       0.0%
    Surya Semesta Internusa Tbk PT                                50,770,900    1,941,240       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                 38,045,922    1,483,275       0.0%
    Timah Tbk PT                                                  46,736,660    3,420,793       0.0%
    Tiphone Mobile Indonesia Tbk PT                                7,827,700      463,468       0.0%
    Trias Sentosa Tbk PT                                             336,500        9,252       0.0%
*   Truba Alam Manunggal Engineering PT                          129,244,500       46,449       0.0%
    Tunas Baru Lampung Tbk PT                                     23,711,800    2,008,905       0.0%
    Tunas Ridean Tbk PT                                           35,397,000    3,434,715       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT                  24,659,100    2,631,886       0.0%
    Unggul Indah Cahaya Tbk PT                                       319,635       81,076       0.0%
    United Tractors Tbk PT                                        13,575,100   33,121,662       0.2%
*   Vale Indonesia Tbk PT                                         21,383,700    4,807,873       0.0%
    Waskita Beton Precast Tbk PT                                  21,398,500      617,887       0.0%
    Wijaya Karya Beton Tbk PT                                      7,950,200      271,459       0.0%
    Wijaya Karya Persero Tbk PT                                   23,467,400    2,661,083       0.0%
*   XL Axiata Tbk PT                                              17,256,100    2,615,425       0.0%
                                                                             ------------       ---
TOTAL INDONESIA                                                               502,750,632       2.5%
                                                                             ------------       ---
MALAYSIA -- (2.8%)
    Aeon Co. M Bhd                                                   208,800      107,429       0.0%
    Affin Bank Bhd                                                10,731,350    6,867,714       0.1%
    AirAsia Group Bhd                                             17,947,500   17,533,228       0.1%
    Alliance Bank Malaysia Bhd                                    15,784,300   17,425,565       0.1%
    Allianz Malaysia Bhd                                              28,800       84,852       0.0%
    AMMB Holdings Bhd                                             20,328,362   20,077,422       0.1%
#   Ann Joo Resources Bhd                                          1,651,100    1,237,785       0.0%
    APM Automotive Holdings Bhd                                      721,300      619,880       0.0%
    Batu Kawan Bhd                                                 2,055,950    9,631,828       0.1%
    Benalec Holdings Bhd                                           6,291,500      469,535       0.0%
*   Berjaya Assets BHD                                               809,200       94,261       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (Continued)
*   Berjaya Corp. Bhd                                            36,701,078 $ 2,699,491       0.0%
*   Berjaya Land Bhd                                             13,220,000   1,064,437       0.0%
    BIMB Holdings Bhd                                               904,007     960,119       0.0%
    Boustead Holdings Bhd                                        12,661,991   8,274,046       0.1%
    Boustead Plantations Bhd                                      2,536,100     806,155       0.0%
*   Bumi Armada Bhd                                              25,619,100   5,460,776       0.0%
    Can-One Bhd                                                     401,400     257,325       0.0%
#   CB Industrial Product Holding Bhd                             1,722,100     644,149       0.0%
    Century Logistics Holdings Bhd Class B                           71,300      13,300       0.0%
    Chin Teck Plantations Bhd                                       309,100     549,005       0.0%
    CIMB Group Holdings Bhd                                      38,988,523  71,054,797       0.4%
#   Coastal Contracts Bhd                                         3,357,500   1,003,524       0.0%
    CSC Steel Holdings Bhd                                        2,010,456     691,970       0.0%
    Cypark Resources Bhd                                            128,900      80,847       0.0%
#*  Dayang Enterprise Holdings Bhd                                2,480,000     489,770       0.0%
    DRB-Hicom Bhd                                                10,460,600   5,727,090       0.0%
    Eastern & Oriental Bhd                                       10,581,680   3,764,740       0.0%
#*  Eco World Development Group Bhd                               3,525,100   1,029,565       0.0%
#   Ekovest Bhd                                                   3,624,500     752,482       0.0%
    Engtex Group Bhd                                                423,500     104,823       0.0%
#   Evergreen Fibreboard Bhd                                      6,661,289     719,144       0.0%
    FAR East Holdings Bhd                                           403,800   1,140,035       0.0%
#   Felda Global Ventures Holdings Bhd                           16,288,800   7,049,490       0.1%
    Gadang Holdings Bhd                                           2,059,100     425,048       0.0%
#   Genting Bhd                                                  23,221,200  52,735,159       0.3%
#   Genting Malaysia Bhd                                         20,680,100  26,924,921       0.2%
    Glomac Bhd                                                    6,667,650     823,779       0.0%
    GuocoLand Malaysia Bhd                                        2,797,700     647,149       0.0%
    HAP Seng Consolidated Bhd                                     4,303,282  10,707,504       0.1%
    Hap Seng Plantations Holdings Bhd                             3,352,400   2,094,819       0.0%
    HeveaBoard Bhd                                                  530,300     104,735       0.0%
*   Hiap Teck Venture Bhd                                         7,363,300     703,795       0.0%
    Hong Leong Financial Group Bhd                                2,837,334  14,007,304       0.1%
    Hong Leong Industries Bhd                                       599,400   1,642,920       0.0%
    Hua Yang Bhd                                                  2,148,310     259,492       0.0%
    I-Bhd                                                            84,900      10,372       0.0%
    IGB Bhd                                                       3,223,995   2,413,537       0.0%
    IJM Corp. Bhd                                                35,706,018  27,031,071       0.2%
#   Insas Bhd                                                     7,132,700   1,381,813       0.0%
    IOI Properties Group Bhd                                      5,418,925   2,151,917       0.0%
*   Iris Corp. Bhd                                               21,281,900     881,961       0.0%
#*  Iskandar Waterfront City Bhd                                  1,175,800     214,717       0.0%
#*  JAKS Resources Bhd                                            3,484,900   1,258,952       0.0%
    Jaya Tiasa Holdings Bhd                                       5,444,733   1,089,857       0.0%
    JCY International Bhd                                         8,758,900     678,220       0.0%
    Keck Seng Malaysia Bhd                                        2,504,000   2,545,871       0.0%
    Kenanga Investment Bank Bhd                                   2,020,487     299,362       0.0%
#   Kian JOO CAN Factory Bhd                                      4,543,780   2,945,720       0.0%
#   Kimlun Corp. Bhd                                                872,895     470,829       0.0%
#*  KNM Group Bhd                                                24,453,390   1,272,711       0.0%
#   Kretam Holdings Bhd                                           3,429,400     714,524       0.0%
#*  KSL Holdings Bhd                                              8,701,951   2,101,117       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Kumpulan Fima Bhd                                             2,063,300 $   776,912       0.0%
    Kumpulan Perangsang Selangor Bhd                              2,397,900     808,525       0.0%
*   Kwantas Corp. Bhd                                               214,500      78,885       0.0%
    Land & General Bhd                                           34,051,620   1,464,840       0.0%
*   Landmarks BHD                                                 2,119,208     377,196       0.0%
#   LBS Bina Group Bhd                                            8,370,780   2,045,248       0.0%
#*  Lion Industries Corp. Bhd                                     2,160,700     515,171       0.0%
    Magnum Bhd                                                    5,821,000   2,651,513       0.0%
    Mah Sing Group Bhd                                           14,040,162   3,637,714       0.0%
    Malayan Banking Bhd                                           5,479,979  15,023,178       0.1%
    Malayan Flour Mills Bhd                                       3,224,250   1,256,935       0.0%
*   Malayan United Industries Bhd                                   403,500      17,302       0.0%
    Malaysia Airports Holdings Bhd                                  950,654   2,177,935       0.0%
    Malaysia Building Society Bhd                                10,688,736   3,119,904       0.0%
    Malaysia Marine and Heavy Engineering Holdings Bhd            2,477,000     497,850       0.0%
#*  Malaysian Bulk Carriers Bhd                                   4,678,625     771,434       0.0%
    Malaysian Pacific Industries Bhd                                272,475     538,488       0.0%
#   Malaysian Resources Corp. Bhd                                25,268,000   6,564,238       0.1%
#   Malton Bhd                                                    4,504,200     922,732       0.0%
    Matrix Concepts Holdings Bhd                                     71,900      36,891       0.0%
    MBM Resources Bhd                                             2,625,103   1,598,587       0.0%
#   Media Prima Bhd                                               6,626,700     533,913       0.0%
    Mega First Corp. Bhd                                          1,685,100   1,414,284       0.0%
    MISC Bhd                                                     14,246,004  25,867,900       0.1%
    Mitrajaya Holdings Bhd                                          496,730      74,895       0.0%
*   MK Land Holdings Bhd                                          3,511,400     142,535       0.0%
#   MKH Bhd                                                       4,214,878   1,475,424       0.0%
    MMC Corp. Bhd                                                12,384,480   4,511,379       0.0%
*   MNRB Holdings Bhd                                             2,353,450   1,462,928       0.0%
*   MPHB Capital Bhd                                                 53,100      17,024       0.0%
    Muda Holdings Bhd                                                66,300      36,602       0.0%
*   Mudajaya Group Bhd                                            4,184,700     701,932       0.0%
    Muhibbah Engineering M Bhd                                    4,199,800   3,154,367       0.0%
*   Mulpha International Bhd                                      2,102,460   1,091,907       0.0%
*   Naim Holdings Bhd                                             1,818,800     440,056       0.0%
#   Oriental Holdings Bhd                                         3,474,679   5,547,697       0.0%
#   OSK Holdings Bhd                                             11,615,106   2,945,796       0.0%
    Pacific & Orient Bhd                                            390,052     107,427       0.0%
    Panasonic Manufacturing Malaysia BHD                            281,080   2,500,662       0.0%
    Pantech Group Holdings Bhd                                    4,446,309     663,821       0.0%
    Paramount Corp. Bhd                                           1,734,425     829,925       0.0%
#*  Parkson Holdings Bhd                                          6,452,528     652,885       0.0%
*   Perdana Petroleum Bhd                                           753,577      44,465       0.0%
    PPB Group Bhd                                                 4,906,366  24,007,505       0.1%
    Protasco Bhd                                                  4,287,091     853,368       0.0%
    RHB Bank Bhd                                                  9,150,000  12,303,192       0.1%
#*  Rimbunan Sawit Bhd                                            6,810,000     543,325       0.0%
*   Salcon Bhd                                                      695,083      70,403       0.0%
#   Sapura Energy Bhd                                            38,542,000   6,204,894       0.0%
#   Sarawak Oil Palms Bhd                                           677,967     620,615       0.0%
*   Scomi Group Bhd                                               5,158,150     144,499       0.0%
    Selangor Dredging Bhd                                         1,352,800     261,767       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
    Selangor Properties Bhd                                          75,300 $     80,450       0.0%
    Shangri-La Hotels Malaysia Bhd                                  511,500      764,471       0.0%
    SHL Consolidated Bhd                                            331,800      213,234       0.0%
    Sime Darby Bhd                                                1,946,900    1,318,490       0.0%
#   SP Setia Bhd Group                                            6,617,623    5,358,293       0.0%
    Star Media Group Bhd                                          1,710,000      477,159       0.0%
*   Sumatec Resources Bhd                                         2,855,100       47,447       0.0%
#   Sunway Bhd                                                   16,793,771    6,441,429       0.1%
    Supermax Corp. Bhd                                            6,010,300    4,385,468       0.0%
    Suria Capital Holdings Bhd                                      824,400      349,243       0.0%
    Symphony Life Bhd                                               735,324      132,852       0.0%
    Ta Ann Holdings Bhd                                           2,376,826    1,895,903       0.0%
    TA Enterprise Bhd                                            18,166,700    2,560,136       0.0%
    TA Global Bhd                                                15,391,880    1,095,462       0.0%
#   TAN Chong Motor Holdings Bhd                                  4,082,500    1,746,274       0.0%
    TDM Bhd                                                      13,597,220    1,170,591       0.0%
    TH Plantations Bhd                                              900,500      166,042       0.0%
    Thong Guan Industries Bhd                                       114,200       71,302       0.0%
#   Time dotCom Bhd                                               3,374,580    6,899,022       0.1%
#   Tiong NAM Logistics Holdings                                  1,581,462      438,010       0.0%
    Tropicana Corp. Bhd                                           8,398,246    1,879,756       0.0%
    TSH Resources Bhd                                                95,400       31,273       0.0%
    UEM Edgenta Bhd                                               1,330,200      814,729       0.0%
*   UEM Sunrise Bhd                                              19,449,445    4,555,587       0.0%
*   UMW Holdings Bhd                                                823,700    1,278,840       0.0%
#*  UMW Oil & Gas Corp. Bhd                                      16,557,528    1,126,536       0.0%
#   Unisem M Bhd                                                  4,832,500    2,208,882       0.0%
    United Malacca Bhd                                              960,500    1,494,144       0.0%
    United Plantations Bhd                                           47,100      319,635       0.0%
    UOA Development Bhd                                           7,856,700    4,854,007       0.0%
*   Vivocom International Holdings Bhd                            2,235,400       36,796       0.0%
*   Vizione Holdings Bhd                                            550,900       18,098       0.0%
*   Wah Seong Corp. Bhd                                           3,782,783    1,359,641       0.0%
#*  WCT Holdings Bhd                                             12,229,062    3,815,542       0.0%
    WTK Holdings Bhd                                              5,299,750      903,519       0.0%
    Yinson Holdings BHD                                              10,600       10,656       0.0%
#*  YNH Property Bhd                                              6,824,825    2,382,966       0.0%
    YTL Corp. Bhd                                                79,659,243   29,278,137       0.2%
*   YTL Land & Development Bhd                                    1,700,400      201,579       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               583,316,226       2.9%
                                                                            ------------       ---
MEXICO -- (3.5%)
#   Alfa S.A.B. de C.V. Class A                                  34,158,731   43,762,218       0.2%
#   Alpek S.A.B. de C.V.                                          4,125,775    5,894,579       0.0%
#*  Axtel S.A.B. de C.V.                                          5,800,876    1,315,135       0.0%
    Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero Santand ADR                                1,848,434   13,549,021       0.1%
#   Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero Santand Class B                            4,993,822    7,388,444       0.1%
*   Bio Pappel S.A.B. de C.V.                                       439,582      424,491       0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR                           10,615,242   65,920,656       0.3%
    Coca-Cola Femsa S.A.B. de C.V. Series L                       1,279,177    8,296,640       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MEXICO -- (Continued)
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                    118,579 $  7,783,526       0.1%
    Consorcio ARA S.A.B. de C.V. Series *                         9,341,886    3,521,555       0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                     1,539,086    1,510,526       0.0%
    Corp. Actinver S.A.B. de C.V.                                   105,133       77,014       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                          1,144,271    1,666,659       0.0%
    Cydsa S.A.B. de C.V.                                              5,874        9,894       0.0%
    Dine S.A.B. de C.V.                                           1,027,267      557,245       0.0%
#   El Puerto de Liverpool S.A.B. de C.V.                           273,535    1,816,103       0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR       1,097,422  106,076,810       0.5%
#*  Grupo Aeromexico S.A.B. de C.V.                               1,315,349    1,834,254       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR               1,134      118,128       0.0%
#   Grupo Carso S.A.B. de C.V. Series A1                          6,484,596   23,480,679       0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                    2,382,190   13,883,970       0.1%
    Grupo Comercial Chedraui S.A. de C.V.                         2,870,384    6,039,424       0.0%
#   Grupo Elektra S.A.B. de C.V.                                    268,139    7,331,866       0.1%
#*  Grupo Famsa S.A.B. de C.V. Class A                            2,627,842    1,721,259       0.0%
#   Grupo Financiero Banorte S.A.B. de C.V.                      18,991,148  118,767,978       0.6%
#   Grupo Financiero Inbursa S.A.B. de C.V.                      14,982,956   24,939,481       0.1%
    Grupo Financiero Interacciones SA de C.V. Class O               837,669    4,098,753       0.0%
*   Grupo Gigante S.A.B. de C.V. Series *                           471,076      971,015       0.0%
    Grupo Herdez S.A.B. de C.V. Series *                            977,438    2,341,936       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                      1,355,006    2,054,746       0.0%
    Grupo KUO S.A.B. de C.V. Series B                             2,034,528    4,569,027       0.0%
#   Grupo Lala S.A.B. de C.V.                                        39,477       50,407       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                         39,241,344  129,922,871       0.7%
*   Grupo Pochteca S.A.B. de C.V.                                    67,810       33,539       0.0%
    Grupo Posadas S.A.B. de C.V.                                    328,713      615,171       0.0%
#   Grupo Rotoplas S.A.B. de C.V.                                    17,266       26,349       0.0%
    Grupo Sanborns S.A.B. de C.V.                                 1,379,018    1,426,058       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                           1,091,615    3,551,154       0.0%
*   Grupo Sports World S.A.B. de C.V.                               293,561      285,680       0.0%
    Grupo Televisa S.A.B. Series CPO                                362,873    1,301,737       0.0%
    Grupo Televisa S.A.B. Sponsored ADR                             120,083    2,151,887       0.0%
#*  Hoteles City Express S.A.B. de C.V.                               7,800       11,052       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                    1,825,913    9,366,786       0.1%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  39,671    2,450,874       0.0%
#*  Industrias CH S.A.B. de C.V. Series B                         1,939,710    9,665,335       0.1%
    Industrias Penoles S.A.B. de C.V.                               132,629    2,786,960       0.0%
#*  La Comer S.A.B. de C.V.                                       4,997,412    5,186,585       0.0%
    Medica Sur S.A.B. de C.V. Series B                                1,000        2,133       0.0%
    Mexichem S.A.B. de C.V. Series *                             10,214,475   31,923,563       0.2%
#*  Minera Frisco S.A.B. de C.V.                                  7,180,791    3,931,724       0.0%
#   Nemak S.A.B. de C.V.                                          2,253,499    1,691,746       0.0%
#   OHL Mexico S.A.B. de C.V.                                        16,593       24,665       0.0%
    Organizacion Cultiba S.A.B. de C.V.                             170,021      132,729       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                  14,455,691   26,713,044       0.1%
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                                 230,248    2,359,968       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                                   1,963       13,612       0.0%
    Qualitas Controladora S.A.B. de C.V.                          1,363,345    3,812,574       0.0%
    Rassini S.A.B. de C.V.                                           55,972      235,386       0.0%
    Rassini S.A.B. De C.V. Class A                                   22,388       46,698       0.0%
#   TV Azteca S.A.B. de C.V.                                      9,572,299    1,494,548       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
MEXICO -- (Continued)
    Vitro S.A.B. de C.V. Series A                                  1,504,492 $  4,806,607       0.0%
                                                                             ------------       ---
TOTAL MEXICO                                                                  727,744,474       3.6%
                                                                             ------------       ---
PHILIPPINES -- (0.9%)
    A Soriano Corp.                                                6,260,400      789,845       0.0%
    ACR Mining Corp.                                                 105,455        6,839       0.0%
*   Alliance Global Group, Inc.                                   35,231,406    8,873,813       0.1%
    Alsons Consolidated Resources, Inc.                           20,894,000      511,090       0.0%
*   Apex Mining Co., Inc.                                            403,000       13,200       0.0%
*   Atlas Consolidated Mining & Development Corp.                  5,351,500      444,708       0.0%
    Ayala Corp.                                                       12,090      224,886       0.0%
    Bank of the Philippine Islands                                   267,683      541,800       0.0%
    BDO Unibank, Inc.                                             12,957,839   32,866,803       0.2%
    Belle Corp.                                                    2,758,000      178,700       0.0%
    Cebu Air, Inc.                                                 2,513,170    4,298,395       0.0%
    Century Properties Group, Inc.                                28,217,400      248,284       0.0%
    China Banking Corp.                                              852,832      572,731       0.0%
    Cosco Capital, Inc.                                           13,080,100    1,690,474       0.0%
    East West Banking Corp.                                        3,465,700    1,163,482       0.0%
*   EEI Corp.                                                      1,836,100      432,628       0.0%
    Emperador, Inc.                                                1,168,700      162,470       0.0%
*   Empire East Land Holdings, Inc.                               24,178,000      306,917       0.0%
    Energy Development Corp.                                       3,328,169      347,012       0.0%
    Filinvest Development Corp.                                      142,800       20,291       0.0%
    Filinvest Land, Inc.                                         172,524,031    5,537,348       0.0%
    First Philippine Holdings Corp.                                4,407,880    5,529,358       0.0%
*   Global Ferronickel Holdings, Inc.                                633,176       28,785       0.0%
    GT Capital Holdings, Inc.                                        181,505    3,678,735       0.0%
    JG Summit Holdings, Inc.                                      11,037,980   13,597,090       0.1%
    Lopez Holdings Corp.                                          34,305,800    2,855,462       0.0%
    LT Group, Inc.                                                17,011,400    6,633,729       0.0%
    Megaworld Corp.                                              128,549,200   11,155,026       0.1%
    Metro Retail Stores Group, Inc.                                1,545,000       93,724       0.0%
    Metropolitan Bank & Trust Co.                                  7,614,594   12,471,663       0.1%
    Nickel Asia Corp.                                              6,179,100      619,698       0.0%
    Pepsi-Cola Products Philippines, Inc.                          1,602,000       81,227       0.0%
    Petron Corp.                                                  20,022,500    3,590,803       0.0%
    Philex Mining Corp.                                              751,000       82,113       0.0%
*   Philippine National Bank                                       4,734,813    4,790,506       0.0%
*   Philippine National Construction Corp.                           398,900        7,084       0.0%
    Philippine Savings Bank                                        1,203,823    2,005,936       0.0%
    Phinma Energy Corp.                                           25,692,000      733,072       0.0%
    Phoenix Petroleum Philippines, Inc.                            1,456,600      332,638       0.0%
    RFM Corp.                                                        976,000       91,380       0.0%
    Rizal Commercial Banking Corp.                                 4,496,568    3,378,351       0.0%
    Robinsons Land Corp.                                          33,872,308   11,681,780       0.1%
    Robinsons Retail Holdings, Inc.                                  208,450      366,177       0.0%
    San Miguel Corp.                                               6,680,506   18,003,351       0.1%
    San Miguel Food and Beverage, Inc.                               731,000      916,793       0.0%
    Security Bank Corp.                                            1,769,464    7,125,329       0.0%
*   SSI Group, Inc.                                                2,648,000      123,079       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
PHILIPPINES -- (Continued)
    STI Education Systems Holdings, Inc.                         11,885,000 $    300,748       0.0%
*   Top Frontier Investment Holdings, Inc.                          628,532    3,201,505       0.0%
    Travellers International Hotel Group, Inc.                    2,808,200      269,787       0.0%
    Union Bank Of Philippines                                     4,413,349    7,778,067       0.0%
    Vista Land & Lifescapes, Inc.                                71,013,368    8,904,217       0.1%
                                                                            ------------       ---
TOTAL PHILIPPINES                                                            189,658,929       0.9%
                                                                            ------------       ---
POLAND -- (1.3%)
*   Agora SA                                                        544,215    2,408,917       0.0%
*   Alior Bank SA                                                   171,702    3,454,348       0.0%
    Amica SA                                                          2,482       84,605       0.0%
    Asseco Poland SA                                              1,110,009   13,859,340       0.1%
    Bank Handlowy w Warszawie SA                                     30,090      710,179       0.0%
*   Bank Millennium SA                                            4,427,257   10,764,475       0.1%
*   Ciech SA                                                        112,687    1,821,303       0.0%
    Cyfrowy Polsat SA                                               318,491    2,322,876       0.0%
    Enea SA                                                       2,423,548    7,179,118       0.0%
    Firma Oponiarska Debica SA                                       68,764    2,629,708       0.0%
*   Getin Holding SA                                              3,022,179      815,716       0.0%
#*  Getin Noble Bank SA                                           1,094,168      360,304       0.0%
    Grupa Azoty SA                                                  213,948    3,256,136       0.0%
    Grupa Kety SA                                                    56,660    5,774,446       0.0%
    Grupa Lotos SA                                                1,480,444   23,192,824       0.1%
*   Impexmetal SA                                                 3,727,095    4,551,346       0.0%
    Kernel Holding SA                                               432,416    5,860,073       0.0%
    KGHM Polska Miedz SA                                          1,178,182   31,229,994       0.2%
    LC Corp. SA                                                   1,199,107      939,486       0.0%
#   Lubelski Wegiel Bogdanka SA                                      31,018      485,768       0.0%
*   mBank SA                                                          6,716      817,722       0.0%
    Netia SA                                                      4,407,983    6,499,351       0.0%
    Orbis SA                                                        465,956   12,716,156       0.1%
*   PGE Polska Grupa Energetyczna SA                              9,928,430   29,516,642       0.2%
*   PKP Cargo SA                                                     42,667      498,041       0.0%
    Polski Koncern Naftowy Orlen S.A.                             2,327,465   59,280,260       0.3%
*   Powszechna Kasa Oszczednosci Bank Polski SA                   2,520,213   29,920,343       0.2%
    Stalprodukt SA                                                    1,556      202,498       0.0%
*   Tauron Polska Energia SA                                     10,944,247    7,303,732       0.0%
#   Trakcja SA                                                      544,750      995,817       0.0%
*   Vistula Group SA                                                 54,605       71,560       0.0%
                                                                            ------------       ---
TOTAL POLAND                                                                 269,523,084       1.3%
                                                                            ------------       ---
RUSSIA -- (1.8%)
*   AFI Development P.L.C. GDR                                       16,827        3,131       0.0%
    Gazprom PJSC Sponsored ADR(5140989)                          28,411,094  131,102,709       0.7%
    Gazprom PJSC Sponsored ADR(368287207)                            75,216      342,985       0.0%
    Lukoil PJSC Sponsored ADR(BYZDW2900)                          1,526,223  101,731,481       0.5%
    Lukoil PJSC Sponsored ADR(BYZF386)                            1,600,191  105,436,585       0.5%
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR              704,930    7,015,359       0.0%
    Rosneft Oil Co. PJSC GDR                                      3,000,584   18,285,559       0.1%
    RusHydro PJSC ADR                                             8,244,112    9,377,957       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
RUSSIA -- (Continued)
    VTB Bank PJSC GDR                                               585,329 $  1,095,736       0.0%
                                                                            ------------       ---
TOTAL RUSSIA                                                                 374,391,502       1.9%
                                                                            ------------       ---
SOUTH AFRICA -- (7.0%)
    Adcock Ingram Holdings, Ltd.                                      4,991       27,186       0.0%
*   Adcorp Holdings, Ltd.                                           928,995    1,184,857       0.0%
    Aeci, Ltd.                                                    1,655,005   15,663,614       0.1%
    African Oxygen, Ltd.                                             63,047      153,897       0.0%
*   African Phoenix Investments, Ltd.                             9,264,952      492,165       0.0%
    African Rainbow Minerals, Ltd.                                1,705,352   13,942,334       0.1%
    Alexander Forbes Group Holdings, Ltd.                         3,018,322    1,559,720       0.0%
*   Allied Electronics Corp., Ltd. Class A                           59,895       63,262       0.0%
    Alviva Holdings, Ltd.                                           936,463    1,525,399       0.0%
    Anglo American Platinum, Ltd.                                   366,656    9,839,265       0.1%
    AngloGold Ashanti, Ltd.                                       1,640,640   14,665,126       0.1%
    AngloGold Ashanti, Ltd. Sponsored ADR                         3,010,262   27,032,153       0.1%
#*  ArcelorMittal South Africa, Ltd.                              2,390,579      566,129       0.0%
    Ascendis Health, Ltd.                                           101,394       79,236       0.0%
    Aspen Pharmacare Holdings, Ltd.                                 318,169    6,860,249       0.0%
    Assore, Ltd.                                                     13,630      336,466       0.0%
*   Aveng, Ltd.                                                   7,113,204      552,768       0.0%
    Barclays Africa Group, Ltd.                                   7,309,742  107,067,795       0.5%
    Barloworld, Ltd.                                              4,730,651   63,891,090       0.3%
    Blue Label Telecoms, Ltd.                                     2,821,394    2,800,237       0.0%
#*  Brait SE                                                      2,567,253    8,870,982       0.1%
    Caxton and CTP Publishers and Printers, Ltd.                  3,089,885    2,487,051       0.0%
    Clover Industries, Ltd.                                       1,464,268    2,253,820       0.0%
*   Consolidated Infrastructure Group, Ltd.                         703,402      218,683       0.0%
    DataTec, Ltd.                                                 5,407,896    9,203,016       0.1%
    DRDGOLD, Ltd.                                                 5,384,649    1,272,998       0.0%
*   enX Group, Ltd.                                                 361,828      389,959       0.0%
    EOH Holdings, Ltd.                                               39,286      119,412       0.0%
#   Exxaro Resources, Ltd.                                        2,377,967   21,092,500       0.1%
    Gold Fields, Ltd.                                             3,000,443   11,391,328       0.1%
    Gold Fields, Ltd. Sponsored ADR                              13,113,031   50,091,778       0.3%
*   Grindrod, Ltd.                                                7,514,882    8,669,004       0.0%
    Group Five, Ltd.                                              1,708,539      471,226       0.0%
    Harmony Gold Mining Co., Ltd.                                 1,956,999    3,993,252       0.0%
#   Harmony Gold Mining Co., Ltd. Sponsored ADR                     491,788      998,330       0.0%
    Hudaco Industries, Ltd.                                         139,890    1,801,680       0.0%
    Hulamin, Ltd.                                                 1,953,365      810,554       0.0%
#*  Impala Platinum Holdings, Ltd.                                5,228,472    9,312,390       0.1%
    Imperial Holdings, Ltd.                                       2,207,724   42,467,954       0.2%
    Investec, Ltd.                                                2,994,170   23,619,018       0.1%
    Invicta Holdings, Ltd.                                           78,170      280,683       0.0%
    KAP Industrial Holdings, Ltd.                                 1,954,110    1,381,360       0.0%
    Kumba Iron Ore, Ltd.                                            577,846   12,344,205       0.1%
    Lewis Group, Ltd.                                             1,767,156    6,653,526       0.0%
    Liberty Holdings, Ltd.                                        1,721,995   18,325,973       0.1%
    Life Healthcare Group Holdings, Ltd.                          1,052,016    2,479,900       0.0%
    Merafe Resources, Ltd.                                       25,011,796    3,211,924       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
    Metair Investments, Ltd.                                      1,523,549 $    2,630,193       0.0%
    MMI Holdings, Ltd.                                           17,679,587     31,472,852       0.2%
    Mpact, Ltd.                                                   2,794,319      6,395,149       0.0%
#   MTN Group, Ltd.                                              18,433,110    185,007,454       0.9%
#   Murray & Roberts Holdings, Ltd.                               6,948,515      8,686,915       0.0%
*   Nampak, Ltd.                                                  4,402,045      4,898,206       0.0%
    Nedbank Group, Ltd.                                           2,456,181     58,575,008       0.3%
    Novus Holdings, Ltd.                                            100,488         32,296       0.0%
    Omnia Holdings, Ltd.                                            684,086      7,868,817       0.0%
    Peregrine Holdings, Ltd.                                      1,152,765      1,994,914       0.0%
*   PPC, Ltd.                                                     5,124,422      3,580,469       0.0%
    Raubex Group, Ltd.                                            2,219,978      3,687,074       0.0%
    RCL Foods, Ltd.                                                 121,226        176,713       0.0%
    Reunert, Ltd.                                                   721,049      4,492,140       0.0%
#   Rhodes Food Group Pty, Ltd.                                      22,947         33,049       0.0%
#*  Royal Bafokeng Platinum, Ltd.                                   469,845        879,373       0.0%
    Sappi, Ltd.                                                   7,755,890     49,495,508       0.3%
    Sasol, Ltd.                                                   3,950,582    141,222,873       0.7%
#   Sasol, Ltd. Sponsored ADR                                     1,661,227     59,023,395       0.3%
#*  Sibanye Gold, Ltd.                                            5,364,505      4,702,305       0.0%
#   Sibanye Gold, Ltd. Sponsored ADR                              2,498,559      8,819,915       0.1%
    Standard Bank Group, Ltd.                                    17,066,487    292,700,255       1.5%
#   Steinhoff International Holdings NV                          23,998,309      3,696,627       0.0%
*   Super Group, Ltd.                                             4,696,364     13,999,748       0.1%
    Telkom SA SOC, Ltd.                                           5,017,373     22,913,572       0.1%
    Tongaat Hulett, Ltd.                                          1,558,340     11,296,340       0.1%
    Trencor, Ltd.                                                 1,599,299      4,430,382       0.0%
    Tsogo Sun Holdings, Ltd.                                      1,422,894      2,601,030       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                                 566,466      7,200,971       0.0%
                                                                            --------------       ---
TOTAL SOUTH AFRICA                                                           1,455,028,997       7.2%
                                                                            --------------       ---
SOUTH KOREA -- (17.3%)
#*  Ace Technologies Corp.                                          237,396        957,633       0.0%
    AJ Networks Co., Ltd.                                             6,134         36,442       0.0%
#*  AJ Rent A Car Co., Ltd.                                         193,393      2,434,104       0.0%
#*  Ajin Industrial Co., Ltd.                                        64,617        185,601       0.0%
*   APS Holdings Corp.                                               41,282        251,798       0.0%
    Asia Cement Co., Ltd.                                            19,344      2,671,082       0.0%
#   ASIA Holdings Co., Ltd.                                          15,183      2,136,312       0.0%
#   Asia Paper Manufacturing Co., Ltd.                               67,604      1,950,851       0.0%
*   Asiana Airlines, Inc.                                         1,194,370      5,888,025       0.1%
#   AUK Corp.                                                       371,482        984,376       0.0%
#   Austem Co., Ltd.                                                246,393        890,225       0.0%
#   Autech Corp.                                                      4,402         61,957       0.0%
*   Avaco Co., Ltd.                                                  12,655         96,165       0.0%
    Bluecom Co., Ltd.                                                78,495        441,623       0.0%
    BNK Financial Group, Inc.                                     3,363,975     32,737,208       0.2%
*   Bohae Brewery Co., Ltd.                                          28,463         29,860       0.0%
#   Bookook Securities Co., Ltd.                                     32,083        728,912       0.0%
*   Bubang Co., Ltd.                                                 15,835         45,121       0.0%
#   BYC Co., Ltd.                                                       752        198,610       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Byucksan Corp.                                                 282,424 $ 1,098,433       0.0%
#   Capro Corp.                                                     53,901     382,048       0.0%
*   Chemtronics Co., Ltd.                                            2,758      16,382       0.0%
    Chinyang Holdings Corp.                                        111,008     294,023       0.0%
#   Chokwang Paint, Ltd.                                            75,208     664,062       0.0%
    Chongkundang Holdings Corp.                                      7,060     460,540       0.0%
    Chosun Refractories Co., Ltd.                                    9,716     758,765       0.0%
#   CJ Corp.                                                        11,041   1,672,644       0.0%
    CJ Hello Co., Ltd.                                             282,597   2,250,860       0.0%
#   CKD Bio Corp.                                                   27,552     589,364       0.0%
    Cosmax BTI, Inc.                                                20,454     816,779       0.0%
    CROWNHAITAI Holdings Co., Ltd.                                  18,780     291,869       0.0%
    Cuckoo Holdings Co., Ltd.                                        1,214     134,902       0.0%
#   Dae Dong Industrial Co., Ltd.                                  165,852   1,405,563       0.0%
    Dae Han Flour Mills Co., Ltd.                                   14,919   2,620,742       0.0%
#   Dae Hyun Co., Ltd.                                             338,986     817,978       0.0%
#   Dae Won Kang Up Co., Ltd.                                      273,168   1,109,801       0.0%
#*  Dae Young Packaging Co., Ltd.                                  905,560     846,356       0.0%
#   Dae-II Corp.                                                    74,008     516,700       0.0%
#   Daechang Co., Ltd.                                             656,070     720,729       0.0%
    Daechang Forging Co., Ltd.                                       3,535     166,487       0.0%
#   Daeduck Electronics Co.                                        381,238   2,964,523       0.0%
#   Daeduck GDS Co., Ltd.                                          252,671   3,488,542       0.0%
#   Daegu Department Store                                          71,060     673,828       0.0%
#   Daehan Steel Co., Ltd.                                         200,201   2,204,644       0.0%
    Daekyo Co., Ltd.                                               184,455   1,353,259       0.0%
    Daelim B&Co Co., Ltd.                                           17,858     106,415       0.0%
#   Daelim C&S Co., Ltd.                                            10,158     135,445       0.0%
    Daelim Industrial Co., Ltd.                                    298,128  23,925,860       0.1%
    Daesang Corp.                                                  225,984   5,606,458       0.0%
#   Daesang Holdings Co., Ltd.                                     173,512   1,518,303       0.0%
#   Daesung Holdings Co., Ltd.                                      42,463     320,082       0.0%
    Daewon San Up Co., Ltd.                                         51,421     347,303       0.0%
#*  Daewoo Engineering & Construction Co., Ltd.                    575,114   3,403,374       0.0%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.             239,136   5,308,624       0.0%
*   Dahaam E-Tec Co., Ltd.                                           3,535      11,170       0.0%
    Daishin Securities Co., Ltd.                                   545,344   6,956,164       0.1%
#   Daou Data Corp.                                                 63,288     717,366       0.0%
#   Daou Technology, Inc.                                          405,892   9,103,443       0.1%
#*  Dasan Networks, Inc.                                           104,840     652,615       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                     117,031     136,959       0.0%
*   Dayou Plus Co., Ltd.                                            51,812      50,377       0.0%
    DB Financial Investment Co., Ltd.                              408,332   1,773,278       0.0%
    DB Insurance Co., Ltd.                                          51,972   3,050,758       0.0%
#*  DB, Inc.                                                       496,039     374,177       0.0%
    DCM Corp.                                                        5,497      63,488       0.0%
    DGB Financial Group, Inc.                                    1,806,576  20,191,500       0.1%
#   Display Tech Co., Ltd.                                          43,544     162,535       0.0%
    DMS Co., Ltd.                                                    4,843      31,140       0.0%
    Dong A Eltek Co., Ltd.                                          10,994     106,425       0.0%
*   Dong Ah Tire & Rubber Co., Ltd.                                  5,165      66,486       0.0%
    Dong-A Socio Holdings Co., Ltd.                                  5,512     647,518       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Dong-Ah Geological Engineering Co., Ltd.                       136,501 $  2,659,952       0.0%
    Dong-Il Corp.                                                   19,045      930,640       0.0%
#   Dongbang Transport Logistics Co., Ltd.                         302,271      559,251       0.0%
*   Dongbu Corp.                                                     6,240       73,637       0.0%
#   Dongil Industries Co., Ltd.                                     19,900    1,341,649       0.0%
#*  Dongkook Industrial Co., Ltd.                                  806,719      971,904       0.0%
#   Dongkuk Industries Co., Ltd.                                   407,993    1,483,542       0.0%
    Dongkuk Steel Mill Co., Ltd.                                   997,740   10,210,831       0.1%
#   DONGSUNG Corp.                                                 221,292    1,407,717       0.0%
#   Dongwha Enterprise Co., Ltd.                                     8,555      272,095       0.0%
    Dongwha Pharm Co., Ltd.                                         39,120      419,124       0.0%
    Dongwon Development Co., Ltd.                                  372,270    1,725,617       0.0%
    Dongwon Industries Co., Ltd.                                     1,010      318,742       0.0%
#   Dongwoo Farm To Table Co., Ltd.                                 14,971       58,913       0.0%
#   Dongyang E&P, Inc.                                              37,218      406,832       0.0%
    Doosan Bobcat, Inc.                                             28,206      856,101       0.0%
    Doosan Corp.                                                    97,768   11,025,730       0.1%
#*  Doosan Engine Co., Ltd.                                        171,989    1,004,733       0.0%
#*  Doosan Heavy Industries & Construction Co., Ltd.               733,047   12,219,355       0.1%
#*  Doosan Infracore Co., Ltd.                                   2,284,514   21,737,238       0.1%
#   DRB Holding Co., Ltd.                                          124,839      963,556       0.0%
#   DTR Automotive Corp.                                            49,175    1,504,214       0.0%
    DY Corp.                                                       221,772    1,311,062       0.0%
    e-LITECOM Co., Ltd.                                             87,616      479,420       0.0%
    E-MART, Inc.                                                   215,370   54,216,091       0.3%
#   Eagon Industrial, Ltd.                                          77,991      734,428       0.0%
#   Easy Bio, Inc.                                                 333,714    2,389,507       0.0%
#*  Elentec Co., Ltd.                                              167,314      572,252       0.0%
#   Eugene Corp.                                                   754,479    5,688,366       0.0%
#*  Eugene Investment & Securities Co., Ltd.                     1,113,895    3,885,931       0.0%
*   Eusu Holdings Co., Ltd.                                         67,665      430,989       0.0%
    EVERDIGM Corp.                                                  34,627      329,243       0.0%
#*  FarmStory Co., Ltd.                                            529,001      712,665       0.0%
#   Feelux Co., Ltd.                                                36,504      611,702       0.0%
#*  Fine Technix Co., Ltd.                                         223,276      491,228       0.0%
    Fursys, Inc.                                                    28,479      821,058       0.0%
#   Gaon Cable Co., Ltd.                                            28,266      713,662       0.0%
*   Global Display Co., Ltd.                                        32,534       35,944       0.0%
#   GMB Korea Corp.                                                 77,523      583,887       0.0%
#   Golfzon Newdin Holdings Co., Ltd.                              270,719    1,399,096       0.0%
#   GS Engineering & Construction Corp.                            493,942   18,749,692       0.1%
#   GS Global Corp.                                                672,899    2,496,042       0.0%
    GS Holdings Corp.                                              714,906   40,922,110       0.2%
    GS Home Shopping, Inc.                                           2,626      426,230       0.0%
    Gwangju Shinsegae Co., Ltd.                                      6,299    1,345,260       0.0%
#   Halla Corp.                                                    159,934    1,211,164       0.0%
#   Halla Holdings Corp.                                           118,273    5,662,902       0.0%
#   Han Kuk Carbon Co., Ltd.                                       231,961    1,296,018       0.0%
    Hana Financial Group, Inc.                                   3,234,305  143,710,459       0.7%
#*  Hana Micron, Inc.                                              147,330      694,831       0.0%
#   Handsome Co., Ltd.                                             146,627    4,551,250       0.0%
    Hanil Cement Co., Ltd.                                          52,327    8,126,555       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Hanjin Heavy Industries & Construction Co., Ltd.               571,915 $ 1,801,065       0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.      186,144     685,490       0.0%
#   Hanjin Kal Corp.                                               388,211   8,831,251       0.1%
    Hanjin Transportation Co., Ltd.                                121,655   2,923,882       0.0%
    Hankook Tire Co., Ltd.                                         267,520  12,355,007       0.1%
#   Hankuk Glass Industries, Inc.                                   17,640     663,969       0.0%
#   Hankuk Paper Manufacturing Co., Ltd.                            38,692     863,359       0.0%
#   HanmiGlobal Co., Ltd.                                           13,645     131,052       0.0%
    Hansae MK Co., Ltd.                                              1,959      18,146       0.0%
    Hanshin Construction                                            63,489   1,376,371       0.0%
#   Hansol Holdings Co., Ltd.                                      514,389   2,534,127       0.0%
#   Hansol HomeDeco Co., Ltd.                                      964,171   1,532,098       0.0%
    Hansol Paper Co., Ltd.                                         191,141   3,067,672       0.0%
#*  Hanwha Aerospace Co., Ltd.                                     254,426   5,703,291       0.0%
    Hanwha Chemical Corp.                                        1,784,550  47,972,977       0.3%
    Hanwha Corp.                                                   771,048  28,667,393       0.2%
#*  Hanwha Galleria Timeworld Co., Ltd.                              2,375     115,273       0.0%
    Hanwha General Insurance Co., Ltd.                             475,575   3,325,282       0.0%
#*  Hanwha Investment & Securities Co., Ltd.                     1,077,989   3,228,130       0.0%
    Hanwha Life Insurance Co., Ltd.                              3,383,390  19,660,898       0.1%
#   Hanyang Securities Co., Ltd.                                    97,444     711,838       0.0%
*   Harim Co., Ltd.                                                 27,662      99,463       0.0%
    Harim Holdings Co., Ltd.                                       295,017   1,107,495       0.0%
#*  Heung-A Shipping Co., Ltd.                                   2,684,702   2,093,796       0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.                      70,735     377,934       0.0%
    Hitejinro Holdings Co., Ltd.                                   120,661   1,067,067       0.0%
#   HMC Investment Securities Co., Ltd.                            229,358   2,520,867       0.0%
#   HS R&A Co., Ltd.                                               510,664   1,065,561       0.0%
#*  Humax Co., Ltd.                                                189,072   1,439,033       0.0%
    Huons Global Co., Ltd.                                           5,834     388,163       0.0%
#   Huvis Corp.                                                    135,728   1,705,516       0.0%
#   Hwa Shin Co., Ltd.                                             247,915     874,129       0.0%
#   Hwacheon Machine Tool Co., Ltd.                                 14,514     764,044       0.0%
#   Hwangkum Steel & Technology Co., Ltd.                          103,102   1,177,183       0.0%
    HwaSung Industrial Co., Ltd.                                   109,587   1,687,957       0.0%
    Hy-Lok Corp.                                                    40,098   1,032,631       0.0%
    Hyosung Corp.                                                   23,889   2,922,589       0.0%
#   Hyundai BNG Steel Co., Ltd.                                    152,127   1,836,417       0.0%
*   Hyundai Construction Equipment Co., Ltd.                         4,804     847,678       0.0%
#   Hyundai Corp Holdings, Inc.                                     17,401     236,887       0.0%
    Hyundai Corp.                                                   88,766   1,854,724       0.0%
    Hyundai Department Store Co., Ltd.                             198,364  19,126,830       0.1%
    Hyundai Development Co-Engineering & Construction              151,242   6,570,506       0.1%
#*  Hyundai Electric & Energy System Co., Ltd.                      10,484     919,729       0.0%
#   Hyundai Engineering & Construction Co., Ltd.                 1,089,257  64,509,327       0.3%
    Hyundai Engineering Plastics Co., Ltd.                          81,543     514,380       0.0%
    Hyundai Greenfood Co., Ltd.                                    303,722   4,361,965       0.0%
*   Hyundai Heavy Industries Co., Ltd.                             222,387  24,618,773       0.1%
#*  Hyundai Heavy Industries Holdings Co., Ltd.                    129,701  50,962,842       0.3%
    Hyundai Home Shopping Network Corp.                             31,409   3,180,325       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                 375,341   1,527,968       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                                116,451   9,670,779       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Hyundai Mobis Co., Ltd.                                        619,429 $143,449,561       0.7%
    Hyundai Motor Co.                                            1,477,708  220,396,859       1.1%
#*  Hyundai Rotem Co., Ltd.                                         64,490    1,608,394       0.0%
    Hyundai Steel Co.                                            1,217,479   68,812,557       0.4%
#   Hyundai Wia Corp.                                              207,777   10,405,816       0.1%
#   Ilji Technology Co., Ltd.                                       16,833       61,378       0.0%
#   Iljin Electric Co., Ltd.                                       239,602    1,374,776       0.0%
*   Iljin Holdings Co., Ltd.                                        14,657       71,806       0.0%
#   Ilshin Spinning Co., Ltd.                                       18,983    1,863,240       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                 9,407    1,010,789       0.0%
    iMarketKorea, Inc.                                              97,812      827,074       0.0%
    Industrial Bank of Korea                                     2,809,519   44,058,370       0.2%
#   Intergis Co., Ltd.                                              49,180      171,053       0.0%
    Interpark Holdings Corp.                                       470,150    1,539,441       0.0%
    INTOPS Co., Ltd.                                               181,917    1,570,190       0.0%
#   Inzi Controls Co., Ltd.                                        122,085      827,654       0.0%
#   INZI Display Co., Ltd.                                         244,705      398,463       0.0%
    IS Dongseo Co., Ltd.                                            24,386      743,518       0.0%
#   ISU Chemical Co., Ltd.                                         159,391    1,973,836       0.0%
#   IsuPetasys Co., Ltd.                                           361,536    1,388,853       0.0%
#   Jahwa Electronics Co., Ltd.                                     10,228      161,910       0.0%
    JB Financial Group Co., Ltd.                                 1,228,599    7,036,687       0.1%
    Kangnam Jevisco Co., Ltd.                                       41,716    1,264,488       0.0%
    KAON Media Co., Ltd.                                             5,839       53,364       0.0%
    KB Financial Group, Inc.                                       369,851   21,013,109       0.1%
#   KB Financial Group, Inc. ADR                                 2,869,877  161,861,062       0.8%
#*  KB Metal Co., Ltd.                                              33,213       85,441       0.0%
    KC Green Holdings Co., Ltd.                                     68,858      354,228       0.0%
#   KCC Corp.                                                       54,640   19,944,724       0.1%
    KCC Engineering & Construction Co., Ltd.                        30,139      270,176       0.0%
#   KEC Corp.                                                      722,297      882,212       0.0%
#   Keyang Electric Machinery Co., Ltd.                            220,559      997,147       0.0%
#   KG Chemical Corp.                                               81,219    2,144,698       0.0%
#   KG Eco Technology Service Co., Ltd.                            301,386    1,262,262       0.0%
    KGMobilians Co., Ltd.                                           79,935      691,844       0.0%
#*  KH Vatec Co., Ltd.                                             153,792    1,677,411       0.0%
    Kia Motors Corp.                                             2,693,671   83,166,249       0.4%
    KISCO Corp.                                                     67,292    2,413,074       0.0%
#   KISCO Holdings Co., Ltd.                                        12,649      842,042       0.0%
#   Kishin Corp.                                                   107,298      452,543       0.0%
    KISWIRE, Ltd.                                                   99,962    2,741,330       0.0%
*   KleanNara Co., Ltd.                                            110,992      431,122       0.0%
*   KMH Co., Ltd.                                                   80,481      623,133       0.0%
    Kodaco Co., Ltd.                                                51,842      148,134       0.0%
    Kolon Corp.                                                      8,200      396,170       0.0%
#   Kolon Global Corp.                                              23,192      249,976       0.0%
#   Kolon Industries, Inc.                                         268,077   17,079,842       0.1%
#   Komelon Corp.                                                   33,167      271,036       0.0%
*   KONA I Co., Ltd.                                                 2,101       19,805       0.0%
#   Kook Soon Dang Brewery Co., Ltd.                               112,565      636,097       0.0%
#   Korea Alcohol Industrial Co., Ltd.                             115,730    1,055,700       0.0%
    Korea Autoglass Corp.                                            4,790       74,992       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Korea Cast Iron Pipe Industries Co., Ltd.                        6,205 $     82,134       0.0%
#*  Korea Circuit Co., Ltd.                                        147,260    1,162,072       0.0%
    Korea Electric Terminal Co., Ltd.                               10,309      488,185       0.0%
    Korea Export Packaging Industrial Co., Ltd.                      5,290      126,271       0.0%
#*  Korea Flange Co., Ltd.                                          67,906      699,374       0.0%
    Korea Investment Holdings Co., Ltd.                            473,683   40,012,635       0.2%
*   Korea Line Corp.                                                64,850    1,726,162       0.0%
    Korean Air Lines Co., Ltd.                                     300,415    9,547,403       0.1%
    Korean Reinsurance Co.                                       1,038,616   11,443,034       0.1%
    Kortek Corp.                                                   127,952    1,987,974       0.0%
#   KPX Chemical Co., Ltd.                                          20,126    1,130,168       0.0%
    KSS LINE, Ltd.                                                 118,988      935,810       0.0%
    KT Skylife Co., Ltd.                                            22,760      265,348       0.0%
    KT Submarine Co., Ltd.                                          22,384      109,343       0.0%
#*  KTB Investment & Securities Co., Ltd.                          640,410    3,917,469       0.0%
#   KTCS Corp.                                                     293,732      639,205       0.0%
    Ktis Corp.                                                     116,851      314,875       0.0%
    Kukdo Chemical Co., Ltd.                                        52,857    3,419,574       0.0%
    Kukdong Oil & Chemicals Co., Ltd.                               26,930       92,995       0.0%
#*  Kumho Electric Co., Ltd.                                        44,601      339,629       0.0%
    Kumho Industrial Co., Ltd.                                      12,566      154,597       0.0%
#*  Kumho Tire Co., Inc.                                           682,680    3,934,164       0.0%
    Kumkang Kind Co., Ltd.                                           9,649      299,962       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                             32,278      277,146       0.0%
    Kwangju Bank Co., Ltd.                                         230,985    2,412,493       0.0%
#*  Kyeryong Construction Industrial Co., Ltd.                      41,398      744,671       0.0%
    Kyobo Securities Co., Ltd.                                     278,747    2,690,771       0.0%
#   Kyung-In Synthetic Corp.                                       120,253      643,106       0.0%
#   Kyungbang, Ltd.                                                143,035    1,994,235       0.0%
#   Kyungchang Industrial Co., Ltd.                                 28,508       89,848       0.0%
#   LEADCORP, Inc. (The)                                           163,684    1,007,004       0.0%
    Lee Ku Industrial Co., Ltd.                                     79,592      183,819       0.0%
    LF Corp.                                                       282,140    7,419,700       0.1%
    LG Corp.                                                       722,271   54,636,018       0.3%
    LG Display Co., Ltd.                                         1,493,377   32,606,560       0.2%
#   LG Display Co., Ltd. ADR                                     4,048,932   43,728,466       0.2%
    LG Electronics, Inc.                                         1,598,413  151,559,589       0.8%
    LG Hausys, Ltd.                                                 66,810    5,078,331       0.0%
    LG International Corp.                                         328,061    8,084,810       0.1%
    LG Uplus Corp.                                               1,509,690   17,283,383       0.1%
#   LMS Co., Ltd.                                                   47,891      352,073       0.0%
    Lotte Chilsung Beverage Co., Ltd.                                   65       98,520       0.0%
    Lotte Confectionery Co., Ltd.                                       54        9,514       0.0%
    LOTTE Fine Chemical Co., Ltd.                                   83,037    5,287,218       0.0%
#   Lotte Food Co., Ltd.                                             1,329      924,894       0.0%
    LOTTE Himart Co., Ltd.                                         106,339    7,389,034       0.1%
#   Lotte Non-Life Insurance Co., Ltd.                             625,917    1,803,916       0.0%
    Lotte Shopping Co., Ltd.                                       104,618   24,941,677       0.1%
    LS Corp.                                                       191,625   13,894,627       0.1%
*   Lumens Co., Ltd.                                               440,737    1,638,889       0.0%
    LVMC Holdings                                                  162,310      763,051       0.0%
    Maeil Holdings Co., Ltd.                                         4,871       73,037       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    MegaStudy Co., Ltd.                                              8,592 $    295,663       0.0%
#   MegaStudyEdu Co., Ltd.                                           3,763      463,299       0.0%
*   Melfas, Inc.                                                    10,068       37,023       0.0%
    Meritz Financial Group, Inc.                                    79,010    1,028,682       0.0%
    Meritz Securities Co., Ltd.                                  1,383,034    5,339,474       0.0%
    Mi Chang Oil Industrial Co., Ltd.                                6,317      471,243       0.0%
#   Mirae Asset Daewoo Co., Ltd.                                 2,846,186   25,770,193       0.1%
    Mirae Asset Life Insurance Co., Ltd.                           590,788    3,013,351       0.0%
#   MK Electron Co., Ltd.                                          206,303    1,913,091       0.0%
#*  MNTech Co., Ltd.                                               253,216      982,708       0.0%
    Mobase Co., Ltd.                                               129,174      561,031       0.0%
#   Moorim P&P Co., Ltd.                                           329,441    2,013,926       0.0%
#   Moorim Paper Co., Ltd.                                         222,084      689,217       0.0%
#   Motonic Corp.                                                   95,517      915,987       0.0%
#   Muhak Co., Ltd.                                                 27,225      430,928       0.0%
*   Namsun Aluminum Co., Ltd.                                      704,816      776,043       0.0%
#   Namyang Dairy Products Co., Ltd.                                 4,193    2,658,222       0.0%
#*  Neowiz                                                          44,731      725,931       0.0%
#*  Neowiz Holdings Corp.                                           76,012    1,023,490       0.0%
#   Nexen Corp.                                                    228,084    1,533,524       0.0%
    Nexen Tire Corp.                                               144,873    1,632,752       0.0%
    NH Investment & Securities Co., Ltd.                         1,270,375   18,332,013       0.1%
#*  NHN Entertainment Corp.                                         89,316    5,119,751       0.0%
    NICE Holdings Co., Ltd.                                          6,337      117,677       0.0%
#   Nong Shim Holdings Co., Ltd.                                    25,850    2,571,111       0.0%
    NongShim Co., Ltd.                                              23,628    7,141,569       0.1%
    NOROO Paint & Coatings Co., Ltd.                               104,866      869,909       0.0%
#   NPC                                                            116,690      591,867       0.0%
    OCI Co., Ltd.                                                  205,396   29,774,296       0.2%
#   Opto Device Technology Co., Ltd.                                51,011      383,600       0.0%
    Paik Kwang Industrial Co., Ltd.                                 28,102       89,744       0.0%
#*  Pan Ocean Co., Ltd.                                          1,543,197    7,879,883       0.1%
    Pang Rim Co., Ltd.                                               3,201       61,086       0.0%
#*  PaperCorea, Inc.                                                52,808       73,961       0.0%
#   Poongsan Corp.                                                 350,492   12,432,007       0.1%
    Poongsan Holdings Corp.                                         61,601    2,791,360       0.0%
    POSCO                                                          622,870  214,616,504       1.1%
    POSCO Sponsored ADR                                          1,500,406  127,309,449       0.7%
    POSCO Coated & Color Steel Co., Ltd.                            32,979      833,829       0.0%
    Posco Daewoo Corp.                                             478,609   10,046,218       0.1%
#*  Power Logics Co., Ltd.                                         306,646    1,318,773       0.0%
    PS TEC Co., Ltd.                                                17,225       97,263       0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                158,166    1,544,850       0.0%
#   RFTech Co., Ltd.                                               195,968      885,563       0.0%
    S&S Tech Corp.                                                   3,073       12,796       0.0%
*   S&T Dynamics Co., Ltd.                                         324,714    2,223,819       0.0%
#   S&T Holdings Co., Ltd.                                         117,284    1,439,226       0.0%
    S&T Motiv Co., Ltd.                                             59,636    1,826,361       0.0%
#   S-Energy Co., Ltd.                                              34,888      256,932       0.0%
#   Sajo Industries Co., Ltd.                                       35,247    2,326,304       0.0%
    Sam Young Electronics Co., Ltd.                                157,756    1,782,516       0.0%
#   Sambo Motors Co., Ltd.                                          27,087      251,558       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Samho Development Co., Ltd.                                    182,987 $  1,177,612       0.0%
*   Samho International Co., Ltd.                                    5,198       78,494       0.0%
#   SAMHWA Paints Industrial Co., Ltd.                              93,183      675,755       0.0%
#   Samick Musical Instruments Co., Ltd.                           495,489    1,171,257       0.0%
#   Samji Electronics Co., Ltd.                                    106,216    1,363,697       0.0%
#*  Samjin LND Co., Ltd.                                            92,054      240,360       0.0%
#   Samkee Automotive Co., Ltd.                                    104,071      325,903       0.0%
    Samkwang Glass Co., Ltd.                                         3,085      124,912       0.0%
    Sammok S-Form Co., Ltd.                                        108,827    1,577,288       0.0%
#   SAMPYO Cement Co., Ltd.                                        110,157      575,188       0.0%
    Samsung C&T Corp.                                               94,264   12,295,086       0.1%
    Samsung Card Co., Ltd.                                         270,294    9,425,678       0.1%
#   Samsung Fire & Marine Insurance Co., Ltd.                       53,985   13,479,503       0.1%
#*  Samsung Heavy Industries Co., Ltd.                           3,556,410   24,310,636       0.1%
    Samsung Life Insurance Co., Ltd.                               678,201   74,037,137       0.4%
#   Samsung SDI Co., Ltd.                                          353,885   60,259,426       0.3%
    Samsung Securities Co., Ltd.                                   645,548   22,202,427       0.1%
    SAMT Co., Ltd.                                                  71,990      133,399       0.0%
#   Samyang Corp.                                                   29,019    2,417,634       0.0%
#   Samyang Holdings Corp.                                          53,007    5,487,698       0.0%
    Samyang Tongsang Co., Ltd.                                      21,280      874,945       0.0%
#   SAVEZONE I&C Corp.                                              90,870      376,295       0.0%
*   SBS Media Holdings Co., Ltd.                                   488,064    1,347,677       0.0%
    Seah Besteel Corp.                                             224,325    5,653,304       0.0%
#   SeAH Holdings Corp.                                             12,963    1,667,201       0.0%
#   SeAH Steel Corp.                                                52,811    4,596,484       0.0%
    Sebang Co., Ltd.                                               153,120    1,901,367       0.0%
    Sebang Global Battery Co., Ltd.                                 85,959    2,612,260       0.0%
    Sebo Manufacturing Engineer Corp.                                9,819      112,314       0.0%
#   Sejong Industrial Co., Ltd.                                    127,299      935,462       0.0%
#*  Sejoong Co., Ltd.                                               74,223      192,749       0.0%
#*  Sekonix Co., Ltd.                                               30,602      284,204       0.0%
#   Seohan Co., Ltd.                                               204,840      492,331       0.0%
    Seohee Construction Co., Ltd.                                2,178,274    2,529,139       0.0%
    SEOWONINTECH Co., Ltd.                                          13,483       87,356       0.0%
    Seoyon Co., Ltd.                                               131,812      754,549       0.0%
    Seoyon E-Hwa Co., Ltd.                                          39,548      304,855       0.0%
    Sewon Precision Industry Co., Ltd.                               3,019       34,469       0.0%
*   SG Corp.                                                        59,208       48,161       0.0%
#*  SG&G Corp.                                                     331,942      790,124       0.0%
    Shinhan Financial Group Co., Ltd.                            3,787,146  168,628,970       0.9%
#   Shinhan Financial Group Co., Ltd. ADR                        1,499,292   66,898,408       0.4%
    Shinsegae Engineering & Construction Co., Ltd.                   8,222      284,635       0.0%
#   Shinsegae Information & Communication Co., Ltd.                 13,644    2,080,320       0.0%
    Shinsegae International, Inc.                                    2,341      292,285       0.0%
    Shinsegae, Inc.                                                109,224   42,393,471       0.2%
#*  Shinsung Tongsang Co., Ltd.                                    881,967    1,046,484       0.0%
#*  Shinwha Intertek Corp.                                         125,015      315,658       0.0%
#*  Shinwon Corp.                                                  181,086      595,994       0.0%
    Shinyoung Securities Co., Ltd.                                  45,109    2,463,483       0.0%
#*  Signetics Corp.                                                784,046    1,127,129       0.0%
#   Silla Co., Ltd.                                                 65,927    1,029,432       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    SIMMTECH Co., Ltd.                                              20,524 $    154,817       0.0%
#   SIMMTECH HOLDINGS Co., Ltd.                                      3,959        7,919       0.0%
    SIMPAC, Inc.                                                    78,235      312,138       0.0%
    Sindoh Co., Ltd.                                                58,289    3,297,696       0.0%
    SJM Co., Ltd.                                                   11,075       44,089       0.0%
*   SK Chemicals Co., Ltd.                                          95,242    8,991,747       0.1%
#   SK Discovery Co., Ltd.                                          88,697    3,525,560       0.0%
#   SK Gas, Ltd.                                                    58,518    5,130,448       0.0%
    SK Innovation Co., Ltd.                                        879,496  161,164,347       0.8%
#   SK Networks Co., Ltd.                                        1,836,089    9,627,627       0.1%
*   SK Securities Co., Ltd.                                      2,262,158    2,549,274       0.0%
#   SKC Co., Ltd.                                                  318,066   11,266,952       0.1%
    SL Corp.                                                       204,463    4,231,439       0.0%
#   Ssangyong Cement Industrial Co., Ltd.                          317,964    8,869,108       0.1%
*   Ssangyong Motor Co.                                            187,182      882,018       0.0%
#   Sun Kwang Co., Ltd.                                             29,230      578,846       0.0%
#*  Sunchang Corp.                                                  54,825      370,604       0.0%
#   Sung Kwang Bend Co., Ltd.                                      156,885    1,836,196       0.0%
#*  Sungchang Enterprise Holdings, Ltd.                            326,002      928,090       0.0%
#   Sungdo Engineering & Construction Co., Ltd.                    148,317    1,001,990       0.0%
#*  Sungshin Cement Co., Ltd.                                      274,430    2,431,674       0.0%
#   Sungwoo Hitech Co., Ltd.                                       553,752    3,050,528       0.0%
#   Tae Kyung Industrial Co., Ltd.                                 126,238      667,488       0.0%
    Taekwang Industrial Co., Ltd.                                    5,203    6,323,678       0.1%
#*  Taewoong Co., Ltd.                                             117,534    2,088,336       0.0%
#   Taeyoung Engineering & Construction Co., Ltd.                  608,502    6,621,827       0.1%
    Tailim Packaging Co., Ltd.                                      44,100      144,214       0.0%
#*  TBH Global Co., Ltd.                                           197,666    1,282,216       0.0%
#*  Thinkware Systems Corp.                                         85,996      826,580       0.0%
#*  TK Chemical Corp.                                              551,782    1,121,634       0.0%
    TK Corp.                                                       115,733    1,553,388       0.0%
#   Tong Yang Moolsan Co., Ltd.                                    499,234    1,291,739       0.0%
    Tongyang Life Insurance Co., Ltd.                              562,313    4,325,444       0.0%
    Tongyang pile, Inc.                                             11,171       61,973       0.0%
    Tongyang, Inc.                                                 358,717      737,874       0.0%
#   Top Engineering Co., Ltd.                                      137,207      915,343       0.0%
    Tovis Co., Ltd.                                                128,734    1,049,205       0.0%
#   TS Corp.                                                        71,353    1,666,895       0.0%
#*  Ubiquoss Holdings, Inc.                                         98,752      550,831       0.0%
    UIL Co., Ltd.                                                   82,914      475,408       0.0%
    Uju Electronics Co., Ltd.                                       60,069      630,689       0.0%
    Unid Co., Ltd.                                                  76,362    3,981,267       0.0%
#   Uniquest Corp.                                                  16,606      121,345       0.0%
#   Visang Education, Inc.                                          45,908      436,461       0.0%
#*  WillBes & Co. (The)                                            848,604    1,496,818       0.0%
*   Wiscom Co., Ltd.                                                32,980      108,828       0.0%
*   Wonik Holdings Co., Ltd.                                       206,137    1,290,562       0.0%
#*  Woongjin Co., Ltd.                                             243,455    1,025,919       0.0%
    Woongjin Thinkbig Co., Ltd.                                    120,109      793,057       0.0%
    Woori Bank                                                   3,608,217   53,868,651       0.3%
#   Woori Bank Sponsored ADR                                         7,135      319,077       0.0%
*   Woorison F&G Co., Ltd.                                          24,198       54,199       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
#   Wooshin Systems Co., Ltd.                                        26,128 $      181,607       0.0%
#   WooSung Feed Co., Ltd.                                          255,261        855,974       0.0%
#   Y G-1 Co., Ltd.                                                  66,202        998,967       0.0%
#   Yong Pyong Resort Co., Ltd.                                      51,876        422,656       0.0%
#   Yoosung Enterprise Co., Ltd.                                    197,921        616,178       0.0%
#   YooSung T&S Co., Ltd.                                           196,580        740,334       0.0%
#   Youlchon Chemical Co., Ltd.                                     125,065      1,934,553       0.0%
    Young Poong Corp.                                                 3,737      2,947,354       0.0%
    Young Poong Precision Corp.                                     130,166      1,059,020       0.0%
    Youngone Corp.                                                   33,964        947,822       0.0%
    Youngone Holdings Co., Ltd.                                      10,710        536,631       0.0%
*   Yuanta Securities Korea Co., Ltd.                               556,284      2,348,240       0.0%
    YuHwa Securities Co., Ltd.                                       29,804        409,268       0.0%
#   Zeus Co., Ltd.                                                   58,847        850,108       0.0%
                                                                            --------------      ----
TOTAL SOUTH KOREA                                                            3,595,415,899      17.9%
                                                                            --------------      ----
TAIWAN -- (15.2%)
#   Ability Enterprise Co., Ltd.                                  2,942,330      1,716,162       0.0%
    AcBel Polytech, Inc.                                            941,000        601,208       0.0%
#   Acer, Inc.                                                   26,189,109     19,972,913       0.1%
#   ACES Electronic Co., Ltd.                                     1,304,000      1,150,610       0.0%
*   Acon Holding, Inc.                                            2,183,000        500,791       0.0%
    Advanced International Multitech Co., Ltd.                      411,000        595,293       0.0%
#   Advanced Optoelectronic Technology, Inc.                        216,000        207,009       0.0%
    Advancetek Enterprise Co., Ltd.                                 130,639         86,777       0.0%
#*  AGV Products Corp.                                            5,884,211      1,489,238       0.0%
#   AimCore Technology Co., Ltd.                                    762,223        493,976       0.0%
    Airmate Cayman International Co., Ltd.                           26,000         19,846       0.0%
#*  Alchip Technologies, Ltd.                                       102,000        462,508       0.0%
#   Alcor Micro Corp.                                               522,000        317,828       0.0%
#   Allis Electric Co., Ltd.                                      1,250,000        698,259       0.0%
#   Alpha Networks, Inc.                                          4,590,313      3,079,253       0.0%
#   Altek Corp.                                                   3,036,365      3,193,987       0.0%
    Ambassador Hotel (The)                                        1,249,000        968,215       0.0%
    Ampire Co., Ltd.                                                426,000        249,707       0.0%
#   AMPOC Far-East Co., Ltd.                                      1,402,000      1,219,785       0.0%
#   AmTRAN Technology Co., Ltd.                                  10,964,956      4,707,592       0.0%
#   Apacer Technology, Inc.                                         384,210        495,295       0.0%
#   APCB, Inc.                                                    1,973,000      1,586,651       0.0%
#   Apex International Co., Ltd.                                  1,235,263        879,108       0.0%
    Apex Medical Corp.                                               28,000         27,883       0.0%
    Apex Science & Engineering                                      211,536         67,666       0.0%
    Arcadyan Technology Corp.                                     1,941,675      3,692,082       0.0%
    Ardentec Corp.                                                3,101,058      3,488,016       0.0%
    Asia Cement Corp.                                            22,151,589     23,639,649       0.1%
*   Asia Pacific Telecom Co., Ltd.                                8,189,000      2,428,276       0.0%
    Asia Plastic Recycling Holding, Ltd.                          2,843,048      1,073,516       0.0%
#   Asia Polymer Corp.                                            4,946,075      2,965,387       0.0%
#   Asia Vital Components Co., Ltd.                               4,376,984      3,970,692       0.0%
#   ASROCK, Inc.                                                    113,000        290,882       0.0%
#   Asustek Computer, Inc.                                        3,370,000     31,494,759       0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
#   AU Optronics Corp.                                            51,158,812 $ 21,095,626       0.1%
    AU Optronics Corp. Sponsored ADR                               9,085,889   36,161,838       0.2%
#   Audix Corp.                                                    1,235,332    1,772,146       0.0%
#   Avermedia Technologies                                         2,331,000      949,854       0.0%
*   Avision, Inc.                                                  1,540,555      349,507       0.0%
#   AVY Precision Technology, Inc.                                   606,959      960,760       0.0%
#   Bank of Kaohsiung Co., Ltd.                                    6,129,617    1,935,318       0.0%
#*  BenQ Materials Corp.                                           1,013,000      589,093       0.0%
#   BES Engineering Corp.                                         19,640,443    5,020,411       0.0%
#*  Biostar Microtech International Corp.                          2,187,055    1,471,820       0.0%
#   Bright Led Electronics Corp.                                   1,495,000      771,789       0.0%
#   C Sun Manufacturing, Ltd.                                        690,837      618,918       0.0%
#   Cameo Communications, Inc.                                     2,551,197      609,214       0.0%
    Capital Futures Corp.                                             94,000      195,140       0.0%
    Capital Securities Corp.                                      25,424,447    9,612,167       0.1%
#   Career Technology MFG. Co., Ltd.                               2,554,215    3,740,578       0.0%
*   Carnival Industrial Corp.                                      4,823,000      736,449       0.0%
#   Casetek Holdings, Ltd.                                         2,088,933    5,110,585       0.0%
#   Cathay Chemical Works                                            812,000      482,406       0.0%
    Cathay Financial Holding Co., Ltd.                            59,491,000  106,712,274       0.5%
#   Cathay Real Estate Development Co., Ltd.                       9,052,694    5,262,937       0.0%
    CCP Contact Probes Co., Ltd.                                       9,000        8,812       0.0%
#   Celxpert Energy Corp.                                            332,000      431,738       0.0%
#   Central Reinsurance Co., Ltd.                                  1,698,016    1,083,429       0.0%
#   Chain Chon Industrial Co., Ltd.                                  513,000      226,992       0.0%
#   ChainQui Construction Development Co., Ltd.                      985,173      970,652       0.0%
*   Champion Building Materials Co., Ltd.                          5,074,828    1,401,421       0.0%
    Chang Hwa Commercial Bank, Ltd.                               84,368,383   48,565,620       0.3%
    Chang Wah Electromaterials, Inc.                                  46,800      231,885       0.0%
#   Charoen Pokphand Enterprise                                      131,915      284,362       0.0%
    CHC Healthcare Group                                             341,000      432,221       0.0%
#   Cheng Loong Corp.                                             12,510,659    7,098,514       0.1%
    Cheng Uei Precision Industry Co., Ltd.                         6,662,635    8,648,141       0.1%
#   Chenming Mold Industry Corp.                                     473,000      299,686       0.0%
#   Chia Chang Co., Ltd.                                           1,583,000    1,219,715       0.0%
#   Chia Hsin Cement Corp.                                         6,051,191    2,433,066       0.0%
    Chien Kuo Construction Co., Ltd.                               3,974,247    1,586,575       0.0%
#*  Chimei Materials Technology Corp.                              2,619,000      950,602       0.0%
#   Chin-Poon Industrial Co., Ltd.                                 2,610,815    3,437,243       0.0%
*   China Airlines, Ltd.                                          45,165,353   16,475,279       0.1%
    China Bills Finance Corp.                                      2,686,000    1,310,293       0.0%
    China Chemical & Pharmaceutical Co., Ltd.                      3,458,264    2,367,389       0.0%
    China Development Financial Holding Corp.                    115,402,734   43,633,537       0.2%
#*  China Electric Manufacturing Corp.                             4,019,200    1,659,946       0.0%
#   China General Plastics Corp.                                   1,139,541    1,218,774       0.0%
#   China Glaze Co., Ltd.                                          1,714,799      705,477       0.0%
    China Life Insurance Co., Ltd.                                13,687,085   14,829,180       0.1%
#*  China Man-Made Fiber Corp.                                    13,030,303    4,304,500       0.0%
#   China Metal Products                                           4,099,969    4,260,853       0.0%
    China Motor Corp.                                              6,145,749    5,781,992       0.0%
*   China Petrochemical Development Corp.                         25,818,397   11,306,657       0.1%
#   China Steel Corp.                                            113,803,320   90,053,315       0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
#   China Steel Structure Co., Ltd.                                1,250,219 $  1,285,931       0.0%
#   China Synthetic Rubber Corp.                                   7,740,233   11,054,035       0.1%
#   China Wire & Cable Co., Ltd.                                   1,431,600    1,274,874       0.0%
#   Chinese Maritime Transport, Ltd.                               1,371,270    1,350,092       0.0%
    Chipbond Technology Corp.                                      1,941,000    3,846,282       0.0%
#   ChipMOS TECHNOLOGIES, Inc.                                     1,456,229    1,008,509       0.0%
    ChipMOS TECHNOLOGIES, Inc. ADR                                    37,146      511,500       0.0%
#   Chun YU Works & Co., Ltd.                                      3,215,000    2,170,042       0.0%
#   Chun Yuan Steel                                                6,308,287    2,413,963       0.0%
#   Chung Hsin Electric & Machinery Manufacturing Corp.            5,544,250    3,999,745       0.0%
*   Chung Hung Steel Corp.                                         5,577,000    2,017,266       0.0%
#   Chung Hwa Pulp Corp.                                           6,099,353    2,254,134       0.0%
*   Chunghwa Picture Tubes, Ltd.                                  51,746,412    3,181,938       0.0%
    Chyang Sheng Dyeing & Finishing Co., Ltd.                         96,000       71,497       0.0%
    Clevo Co.                                                      1,405,000    1,386,120       0.0%
#*  CMC Magnetics Corp.                                           28,174,621    5,715,795       0.0%
*   CoAsia Microelectronics Corp.                                    421,797      171,033       0.0%
    Coland Holdings, Ltd.                                            116,000      163,484       0.0%
    Collins Co., Ltd.                                              1,943,224      711,982       0.0%
    Compal Electronics, Inc.                                      62,394,332   40,640,707       0.2%
*   Concord Securities Co., Ltd.                                   1,769,000      498,286       0.0%
#   Continental Holdings Corp.                                     5,759,540    2,553,270       0.0%
#   Contrel Technology Co., Ltd.                                     475,000      220,244       0.0%
    Coretronic Corp.                                               6,556,800    8,727,381       0.1%
#   Coxon Precise Industrial Co., Ltd.                             1,828,000    1,650,809       0.0%
#   Creative Sensor, Inc.                                            503,000      403,914       0.0%
*   CSBC Corp. Taiwan                                              6,239,654    5,069,227       0.0%
    CTBC Financial Holding Co., Ltd.                             156,118,073  111,337,628       0.6%
    CviLux Corp.                                                      70,000       63,697       0.0%
    CX Technology Co., Ltd.                                           42,162       26,865       0.0%
    Cyberlink Corp.                                                   35,000       76,134       0.0%
    CyberTAN Technology, Inc.                                        969,000      570,552       0.0%
#   D-Link Corp.                                                   8,684,552    3,197,288       0.0%
#   DA CIN Construction Co., Ltd.                                  2,293,579    1,827,660       0.0%
*   Danen Technology Corp.                                           816,000      165,272       0.0%
#   Darfon Electronics Corp.                                       3,470,950    3,634,685       0.0%
#   Darwin Precisions Corp.                                        5,678,635    4,380,930       0.0%
#   Delpha Construction Co., Ltd.                                  1,580,016      800,161       0.0%
#   Depo Auto Parts Ind Co., Ltd.                                    313,000      844,229       0.0%
    Dimerco Express Corp.                                            188,000      130,627       0.0%
#*  Dynamic Electronics Co., Ltd.                                  4,177,324    1,258,345       0.0%
    Dynapack International Technology Corp.                          512,000      673,033       0.0%
*   E-Ton Solar Tech Co., Ltd.                                     3,546,443      541,310       0.0%
    E.Sun Financial Holding Co., Ltd.                             89,255,033   63,117,003       0.3%
#   Edimax Technology Co., Ltd.                                    3,008,902      827,895       0.0%
#*  Edison Opto Corp.                                              1,362,000      689,915       0.0%
#   Edom Technology Co., Ltd.                                        731,046      414,029       0.0%
    Elite Semiconductor Memory Technology, Inc.                      576,000      752,456       0.0%
*   Elitegroup Computer Systems Co., Ltd.                          4,952,395    2,803,972       0.0%
    Emerging Display Technologies Corp.                               45,000       14,246       0.0%
    ENG Electric Co., Ltd.                                         1,796,997      258,551       0.0%
#   EnTie Commercial Bank Co., Ltd.                                2,299,232    1,058,495       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
*   Epileds Technologies, Inc.                                        90,000 $     60,466       0.0%
#*  Epistar Corp.                                                 11,737,869   15,975,000       0.1%
#   Eson Precision Ind. Co., Ltd.                                    385,000      417,420       0.0%
    Eternal Materials Co., Ltd.                                    1,632,256    1,563,539       0.0%
    Eva Airways Corp.                                             20,470,174   10,992,265       0.1%
#   Everest Textile Co., Ltd.                                      3,689,802    1,530,489       0.0%
    Evergreen International Storage & Transport Corp.              8,460,000    3,848,340       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                           23,462,998   11,867,778       0.1%
#   Everlight Chemical Industrial Corp.                              484,950      293,271       0.0%
#   Everlight Electronics Co., Ltd.                                2,283,000    3,199,648       0.0%
#   Excelsior Medical Co., Ltd.                                    1,272,726    2,107,029       0.0%
    EZconn Corp.                                                     185,000      211,009       0.0%
    Far Eastern Department Stores, Ltd.                           10,278,445    6,749,243       0.1%
    Far Eastern International Bank                                30,418,089   10,205,584       0.1%
    Far Eastern New Century Corp.                                 24,235,528   23,131,386       0.1%
#*  Farglory F T Z Investment Holding Co., Ltd.                    1,093,000      662,311       0.0%
    Farglory Land Development Co., Ltd.                            3,388,264    3,712,820       0.0%
#   Federal Corp.                                                  6,849,160    2,990,269       0.0%
#*  First Copper Technology Co., Ltd.                              2,438,750      923,000       0.0%
    First Financial Holding Co., Ltd.                            127,821,158   87,878,011       0.5%
#   First Hotel                                                    1,722,157      877,402       0.0%
#   First Insurance Co., Ltd. (The)                                3,713,064    1,714,556       0.0%
*   First Steamship Co., Ltd.                                      9,048,360    3,757,172       0.0%
#   FocalTech Systems Co., Ltd.                                      874,000      761,381       0.0%
    Forest Water Environment Engineering Co., Ltd.                    32,000       73,391       0.0%
#   Formosa Advanced Technologies Co., Ltd.                        2,188,000    2,429,621       0.0%
#   Formosa Laboratories, Inc.                                       404,000      795,868       0.0%
    Formosa Taffeta Co., Ltd.                                      7,895,511    8,927,216       0.1%
    Formosan Rubber Group, Inc.                                    5,278,957    2,669,698       0.0%
#   Formosan Union Chemical                                        3,240,572    2,044,619       0.0%
#   Fortune Electric Co., Ltd.                                       494,000      446,355       0.0%
#   Founding Construction & Development Co., Ltd.                  3,376,418    1,878,963       0.0%
    Foxconn Technology Co., Ltd.                                   8,029,142   19,935,429       0.1%
#   Foxlink Image Technology Co., Ltd.                             1,510,000    1,279,173       0.0%
#   Froch Enterprise Co., Ltd.                                     2,358,734    1,278,367       0.0%
#   FSP Technology, Inc.                                           1,922,292    1,561,584       0.0%
    Fubon Financial Holding Co., Ltd.                             90,265,471  154,431,296       0.8%
    Fulgent Sun International Holding Co., Ltd.                       41,922       89,638       0.0%
#   Fullerton Technology Co., Ltd.                                 1,499,200    1,209,707       0.0%
#   Fulltech Fiber Glass Corp.                                     5,152,690    2,971,997       0.0%
    Fwusow Industry Co., Ltd.                                      2,842,119    1,781,656       0.0%
#   G Shank Enterprise Co., Ltd.                                   2,144,902    1,814,887       0.0%
    Gallant Precision Machining Co., Ltd.                            528,000      410,812       0.0%
#   Gemtek Technology Corp.                                        4,459,962    3,605,589       0.0%
*   Genesis Photonics, Inc.                                          542,810       53,742       0.0%
    Getac Technology Corp.                                         3,157,065    4,540,055       0.0%
#   Giantplus Technology Co., Ltd.                                 3,280,100    1,670,308       0.0%
#   Gigabyte Technology Co., Ltd.                                  4,539,287    9,925,570       0.1%
#*  Gigastorage Corp.                                              4,647,600    1,960,140       0.0%
*   Gintech Energy Corp.                                           7,370,044    3,945,203       0.0%
    Global Brands Manufacture, Ltd.                                3,896,951    1,642,923       0.0%
#   Global Lighting Technologies, Inc.                             1,051,000    1,284,244       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                       SHARES      VALUE++    OF NET ASSETS**
                                                     ----------- ------------ ---------------
TAIWAN -- (Continued)
    Global Mixed Mode Technology, Inc.                    73,000 $    160,008       0.0%
    Globe Union Industrial Corp.                       3,136,625    2,326,812       0.0%
    Gloria Material Technology Corp.                   7,458,116    4,827,272       0.0%
#*  Gold Circuit Electronics, Ltd.                     6,141,965    1,944,258       0.0%
#*  Goldsun Building Materials Co., Ltd.              17,089,261    5,549,865       0.0%
#   Good Will Instrument Co., Ltd.                       552,746      428,793       0.0%
    Grand Fortune Securities Co., Ltd.                   409,000      213,332       0.0%
    Grand Ocean Retail Group, Ltd.                       405,000      422,622       0.0%
    Grand Pacific Petrochemical                       12,974,000   14,354,757       0.1%
    Great China Metal Industry                           902,000      820,299       0.0%
    Great Wall Enterprise Co., Ltd.                    6,765,597    8,749,558       0.1%
#*  Green Energy Technology, Inc.                      3,165,880    1,657,117       0.0%
#   Green Seal Holding, Ltd.                             853,000    1,073,869       0.0%
#   GTM Holdings Corp.                                 1,877,000    1,243,748       0.0%
#   Hannstar Board Corp.                               4,499,635    2,612,108       0.0%
#   HannStar Display Corp.                            40,927,435   11,224,290       0.1%
*   HannsTouch Solution, Inc.                          3,227,481      758,395       0.0%
    Hanpin Electron Co., Ltd.                            286,000      243,945       0.0%
#*  Harvatek Corp.                                     2,039,553    1,236,803       0.0%
#   Hey Song Corp.                                     2,920,500    3,081,145       0.0%
#   Highwealth Construction Corp.                      1,712,000    2,635,767       0.0%
#   Hiroca Holdings, Ltd.                                881,000    3,043,219       0.0%
*   HiTi Digital, Inc.                                   127,000       42,719       0.0%
    Hitron Technology, Inc.                            2,134,885    1,525,132       0.0%
#*  Ho Tung Chemical Corp.                            12,183,475    3,373,754       0.0%
*   Hocheng Corp.                                      3,872,300    1,262,109       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.             118,124       37,499       0.0%
#   Holy Stone Enterprise Co., Ltd.                    1,574,055    7,653,351       0.1%
    Hon Hai Precision Industry Co., Ltd.              40,073,240  111,458,974       0.6%
#   Hong Pu Real Estate Development Co., Ltd.          3,141,655    2,394,737       0.0%
#   Hong TAI Electric Industrial                       2,620,000    1,012,596       0.0%
    Hong YI Fiber Industry Co.                           719,000      499,611       0.0%
*   Horizon Securities Co., Ltd.                       5,320,000    1,359,158       0.0%
#   Hsin Kuang Steel Co., Ltd.                         3,124,124    4,691,080       0.0%
    Hsing TA Cement Co.                                1,718,542      800,723       0.0%
#*  HTC Corp.                                          6,136,000   12,440,043       0.1%
#*  HUA ENG Wire & Cable Co., Ltd.                     4,944,035    2,031,103       0.0%
    Hua Nan Financial Holdings Co., Ltd.              62,273,363   37,658,753       0.2%
    Huaku Development Co., Ltd.                        2,268,000    5,236,419       0.0%
#   Huang Hsiang Construction Corp.                    1,195,000    1,135,817       0.0%
#   Hung Ching Development & Construction Co., Ltd.    1,635,468    1,606,359       0.0%
    Hung Sheng Construction, Ltd.                      6,046,892    7,103,540       0.1%
#   Huxen Corp.                                          275,281      439,443       0.0%
    Hwa Fong Rubber Industrial Co., Ltd.                 265,000      135,106       0.0%
*   Hwacom Systems, Inc.                                 333,000      139,948       0.0%
#*  I-Chiun Precision Industry Co., Ltd.               2,628,000      809,103       0.0%
#*  Ichia Technologies, Inc.                           2,065,260    1,102,109       0.0%
    Ideal Bike Corp.                                      93,254       35,597       0.0%
    Infortrend Technology, Inc.                        1,104,000      473,844       0.0%
#   Innolux Corp.                                    150,377,544   55,959,425       0.3%
#   Inpaq Technology Co., Ltd.                           357,000      506,368       0.0%
#   Inventec Corp.                                    31,534,277   23,891,703       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
    ITE Technology, Inc.                                           1,908,479 $  2,232,411       0.0%
#   Jarllytec Co., Ltd.                                              543,000      868,770       0.0%
    Jentech Precision Industrial Co., Ltd.                            38,000       78,751       0.0%
    Jess-Link Products Co., Ltd.                                   1,068,500    1,026,695       0.0%
#   Jih Sun Financial Holdings Co., Ltd.                           9,018,814    2,684,706       0.0%
#   Jinli Group Holdings, Ltd.                                     1,407,856      931,943       0.0%
    Johnson Health Tech Co., Ltd.                                    150,000      151,770       0.0%
#   K Laser Technology, Inc.                                       1,894,601      969,595       0.0%
#   Kaulin Manufacturing Co., Ltd.                                 1,999,656    1,407,930       0.0%
    KEE TAI Properties Co., Ltd.                                   1,968,000      719,718       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                        1,954,000      687,762       0.0%
#   Kindom Construction Corp.                                      4,630,000    3,018,118       0.0%
    King Chou Marine Technology Co., Ltd.                            190,100      217,940       0.0%
    King Yuan Electronics Co., Ltd.                               16,246,805   16,026,054       0.1%
#   King's Town Bank Co., Ltd.                                    11,404,012   13,659,803       0.1%
#*  King's Town Construction Co., Ltd.                               169,380      129,830       0.0%
#   Kinko Optical Co., Ltd.                                        1,853,000    1,761,787       0.0%
#   Kinpo Electronics                                             19,025,375    6,727,666       0.1%
#   Kinsus Interconnect Technology Corp.                           2,761,000    4,535,572       0.0%
#   KNH Enterprise Co., Ltd.                                       1,687,078      667,613       0.0%
#   Kung Sing Engineering Corp.                                    3,317,000    1,501,414       0.0%
#*  Kuo Toong International Co., Ltd.                              1,048,160      659,523       0.0%
#*  Kuoyang Construction Co., Ltd.                                 6,003,840    2,991,679       0.0%
    Kwong Fong Industries Corp.                                    1,507,649      887,112       0.0%
#*  KYE Systems Corp.                                              3,515,909    1,186,517       0.0%
#   L&K Engineering Co., Ltd.                                      2,117,000    2,610,944       0.0%
#*  LAN FA Textile                                                 2,812,713      833,597       0.0%
    LCY Chemical Corp.                                             2,593,000    3,842,782       0.0%
#   Leader Electronics, Inc.                                       1,966,056      537,961       0.0%
#*  Lealea Enterprise Co., Ltd.                                    9,564,941    3,683,262       0.0%
#   Ledtech Electronics Corp.                                        660,000      228,788       0.0%
    LEE CHI Enterprises Co., Ltd.                                  3,038,900    1,064,607       0.0%
*   Leofoo Development Co., Ltd.                                   4,817,908    1,096,911       0.0%
*   LES Enphants Co., Ltd.                                           877,000      414,419       0.0%
#*  Lextar Electronics Corp.                                       4,344,000    2,614,826       0.0%
#*  Li Peng Enterprise Co., Ltd.                                   8,124,381    2,260,820       0.0%
#   Lien Hwa Industrial Corp.                                      7,926,904   10,119,717       0.1%
#   Lingsen Precision Industries, Ltd.                             5,436,480    2,281,203       0.0%
#   Lite-On Semiconductor Corp.                                    3,397,729    4,325,273       0.0%
    Lite-On Technology Corp.                                      29,285,738   38,645,792       0.2%
    Long Bon International Co., Ltd.                                 751,000      354,350       0.0%
#   Long Chen Paper Co., Ltd.                                      9,904,971   11,557,198       0.1%
#   Longwell Co.                                                     530,000      644,159       0.0%
#   Lucky Cement Corp.                                             3,303,000      849,643       0.0%
#*  LuxNet Corp.                                                     414,888      332,658       0.0%
    Macroblock, Inc.                                                  72,300      201,630       0.0%
#*  Macronix International                                        21,449,677   34,074,865       0.2%
    Marketech International Corp.                                  1,545,000    3,042,385       0.0%
    Masterlink Securities Corp.                                   15,832,489    5,888,573       0.0%
#   Mayer Steel Pipe Corp.                                         2,046,456    1,075,240       0.0%
#   Maywufa Co., Ltd.                                                252,070      121,335       0.0%
    Mega Financial Holding Co., Ltd.                             123,127,796  108,698,083       0.6%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
    Meiloon Industrial Co.                                           45,995 $    40,208       0.0%
    Mercuries & Associates Holding, Ltd.                          3,084,736   2,504,893       0.0%
#*  Mercuries Life Insurance Co., Ltd.                            8,906,468   4,857,003       0.0%
#   MIN AIK Technology Co., Ltd.                                  1,446,600   1,067,257       0.0%
#   Mitac Holdings Corp.                                          8,553,754   9,253,683       0.1%
*   Mosel Vitelic, Inc.                                             263,067     286,022       0.0%
#*  Motech Industries, Inc.                                       6,094,658   4,235,198       0.0%
#   MPI Corp.                                                       112,000     201,120       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                      1,652,000     431,580       0.0%
#   Nan Ya Printed Circuit Board Corp.                            3,428,000   3,090,146       0.0%
#   Nantex Industry Co., Ltd.                                     1,811,390   1,530,480       0.0%
#*  Neo Solar Power Corp.                                         5,692,056   2,359,577       0.0%
    New Asia Construction & Development Corp.                     1,810,304     369,443       0.0%
    New Era Electronics Co., Ltd.                                   203,000     116,077       0.0%
#   Nien Hsing Textile Co., Ltd.                                  1,980,061   1,654,245       0.0%
#   Nishoku Technology, Inc.                                        330,000     884,649       0.0%
    O-Bank Co., Ltd.                                                401,000     117,042       0.0%
*   Ocean Plastics Co., Ltd.                                        265,000     249,712       0.0%
*   Optimax Technology Corp.                                        499,597      52,569       0.0%
    OptoTech Corp.                                                6,146,387   4,546,700       0.0%
*   Orient Semiconductor Electronics, Ltd.                        2,145,000     590,260       0.0%
    P-Two Industries, Inc.                                           28,000      21,710       0.0%
#   Pacific Construction Co.                                      2,487,452     974,392       0.0%
    Pan Jit International, Inc.                                      94,000     158,747       0.0%
#   Pan-International Industrial Corp.                            5,425,444   3,514,695       0.0%
#   Paragon Technologies Co., Ltd.                                  817,191     792,868       0.0%
#   Pegatron Corp.                                               25,556,998  59,585,463       0.3%
#*  Phihong Technology Co., Ltd.                                  3,918,882   1,428,827       0.0%
    Plastron Precision Co., Ltd.                                     32,560      19,977       0.0%
    Pou Chen Corp.                                               17,196,550  21,505,553       0.1%
    Powertech Industrial Co., Ltd.                                  124,000      58,323       0.0%
*   President Securities Corp.                                   12,852,324   6,441,025       0.1%
*   Prime Electronics & Satellitics, Inc.                           406,000     104,837       0.0%
    Prince Housing & Development Corp.                            6,791,018   2,700,589       0.0%
    Promate Electronic Co., Ltd.                                    157,000     149,846       0.0%
*   Promise Technology, Inc.                                        909,000     287,353       0.0%
#   Qisda Corp.                                                  26,177,171  17,941,997       0.1%
    Qualipoly Chemical Corp.                                        276,756     313,024       0.0%
#   Quanta Storage, Inc.                                          2,424,000   2,195,757       0.0%
#   Quintain Steel Co., Ltd.                                      3,528,684   1,274,818       0.0%
#   Radiant Opto-Electronics Corp.                                4,795,000   9,897,610       0.1%
*   Radium Life Tech Co., Ltd.                                    8,933,124   3,242,769       0.0%
#   Rich Development Co., Ltd.                                    7,252,054   2,972,064       0.0%
*   Ritek Corp.                                                  24,736,669   4,896,913       0.0%
#   Rotam Global Agrosciences, Ltd.                                 415,693     349,791       0.0%
#*  Ruentex Development Co., Ltd.                                 5,627,200   6,738,164       0.1%
    Sampo Corp.                                                   5,865,925   2,639,791       0.0%
    San Fang Chemical Industry Co., Ltd.                             23,000      25,116       0.0%
    San Far Property, Ltd.                                           71,000      34,815       0.0%
    Sanyang Motor Co., Ltd.                                       2,721,624   1,943,813       0.0%
#   SCI Pharmtech, Inc.                                              91,000     189,298       0.0%
    Sesoda Corp.                                                  1,687,713   1,682,197       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
    Shan-Loong Transportation Co., Ltd.                              268,000 $   301,522       0.0%
    Sharehope Medicine Co., Ltd.                                      91,358     114,217       0.0%
#   Sheng Yu Steel Co., Ltd.                                       1,836,000   1,649,807       0.0%
#   ShenMao Technology, Inc.                                       1,168,000     965,293       0.0%
#   Shih Her Technologies, Inc.                                      411,000     472,787       0.0%
*   Shih Wei Navigation Co., Ltd.                                  3,213,288     800,480       0.0%
#   Shihlin Electric & Engineering Corp.                           4,496,000   6,220,042       0.0%
#   Shin Kong Financial Holding Co., Ltd.                         94,319,430  38,333,474       0.2%
#   Shin Zu Shing Co., Ltd.                                        1,676,000   4,404,873       0.0%
*   Shining Building Business Co., Ltd.                              294,945     114,958       0.0%
#   Shinkong Insurance Co., Ltd.                                   3,219,412   3,493,239       0.0%
    Shinkong Synthetic Fibers Corp.                               19,161,754   6,575,417       0.1%
#   Shuttle, Inc.                                                  4,367,015   2,312,714       0.0%
    Sigurd Microelectronics Corp.                                  5,178,047   5,998,886       0.0%
#*  Silicon Integrated Systems Corp.                               4,978,808   1,417,779       0.0%
#*  Silitech Technology Corp.                                        824,803     471,118       0.0%
    Simplo Technology Co., Ltd.                                      473,000   2,644,497       0.0%
    Sincere Navigation Corp.                                       4,571,740   2,701,509       0.0%
    Sinher Technology, Inc.                                          188,000     307,612       0.0%
    Sino-American Silicon Products, Inc.                           2,771,000  11,892,904       0.1%
#   Sinon Corp.                                                    5,544,877   3,168,298       0.0%
    SinoPac Financial Holdings Co., Ltd.                         108,185,133  38,932,106       0.2%
    Sinphar Pharmaceutical Co., Ltd.                                  18,000      14,101       0.0%
    Sirtec International Co., Ltd.                                   373,000     484,613       0.0%
#   Siward Crystal Technology Co., Ltd.                            2,327,875   1,455,286       0.0%
#*  Solar Applied Materials Technology Co.                         2,393,438   1,728,525       0.0%
*   Solartech Energy Corp.                                         4,352,165   1,927,603       0.0%
#   Solomon Technology Corp.                                         461,000     317,723       0.0%
    Solteam Electronics Co., Ltd.                                     39,390      49,076       0.0%
    Southeast Cement Co., Ltd.                                     3,186,700   1,499,149       0.0%
#   Spirox Corp.                                                     505,563     504,839       0.0%
    Standard Chemical & Pharmaceutical Co., Ltd.                     114,000     140,547       0.0%
    Stark Technology, Inc.                                         1,418,160   1,966,984       0.0%
    Sunko INK Co., Ltd.                                               76,000      30,994       0.0%
#   Sunplus Technology Co., Ltd.                                   7,149,620   3,478,910       0.0%
    Sunrex Technology Corp.                                        1,497,949     783,607       0.0%
#   Sunspring Metal Corp.                                            667,000     814,680       0.0%
#   Supreme Electronics Co., Ltd.                                  4,785,441   5,116,745       0.0%
    Sweeten Real Estate Development Co., Ltd.                      1,174,925     716,406       0.0%
    Synnex Technology International Corp.                          5,999,550   8,616,554       0.1%
    Sysage Technology Co., Ltd.                                      134,186     153,340       0.0%
    Systex Corp.                                                   1,007,801   2,180,569       0.0%
#   T-Mac Techvest PCB Co., Ltd.                                   1,603,000     664,431       0.0%
#   T3EX Global Holdings Corp.                                       235,499     185,557       0.0%
#   TA Chen Stainless Pipe                                         3,696,608   4,208,653       0.0%
#*  Ta Ya Electric Wire & Cable                                    7,029,329   3,710,065       0.0%
#   TA-I Technology Co., Ltd.                                      1,472,170   2,638,490       0.0%
#   Tah Hsin Industrial Corp.                                      1,477,900   1,336,151       0.0%
    TAI Roun Products Co., Ltd.                                       63,000      24,988       0.0%
#   Tai Tung Communication Co., Ltd.                                 502,000     302,519       0.0%
    Tai-Saw Technology Co., Ltd.                                      37,000      24,360       0.0%
#   Taichung Commercial Bank Co., Ltd.                            32,352,654  11,184,819       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
#   Taiflex Scientific Co., Ltd.                                   1,072,960 $ 1,405,392       0.0%
#   Tainan Enterprises Co., Ltd.                                   1,134,183     881,117       0.0%
#   Tainan Spinning Co., Ltd.                                     17,926,485   7,936,562       0.1%
#*  Tainergy Tech Co., Ltd.                                        2,172,000     696,100       0.0%
    Taishin Financial Holding Co., Ltd.                          105,670,679  51,347,525       0.3%
#*  Taisun Enterprise Co., Ltd.                                    2,234,423   1,285,920       0.0%
#*  Taita Chemical Co., Ltd.                                       2,481,864   1,040,269       0.0%
#   Taiwan Business Bank                                          47,836,385  14,700,470       0.1%
    Taiwan Cement Corp.                                           59,430,725  81,671,162       0.4%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                   287,000     585,273       0.0%
    Taiwan Cogeneration Corp.                                      2,535,333   2,521,434       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.                91,885,111  53,390,947       0.3%
#   Taiwan Fertilizer Co., Ltd.                                    5,320,000   7,179,373       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                       1,343,000     939,842       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                             667,000     801,436       0.0%
*   Taiwan Glass Industry Corp.                                   13,321,982   8,901,818       0.1%
    Taiwan Hon Chuan Enterprise Co., Ltd.                            697,932   1,214,007       0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                 1,732,000   1,063,627       0.0%
#*  Taiwan Land Development Corp.                                  9,188,322   2,915,211       0.0%
#   Taiwan Line Tek Electronic                                       146,771     122,506       0.0%
#*  Taiwan Mask Corp.                                              2,159,250   1,229,351       0.0%
*   Taiwan Navigation Co., Ltd.                                    1,597,000     913,260       0.0%
    Taiwan PCB Techvest Co., Ltd.                                  3,813,946   3,630,934       0.0%
#*  Taiwan Prosperity Chemical Corp.                                 589,000     415,741       0.0%
#*  Taiwan Pulp & Paper Corp.                                      3,602,660   2,195,246       0.0%
#   Taiwan Sakura Corp.                                               70,177      90,588       0.0%
    Taiwan Shin Kong Security Co., Ltd.                               39,000      50,971       0.0%
#   Taiwan Styrene Monomer                                         3,118,647   2,253,490       0.0%
    Taiwan Surface Mounting Technology Corp.                       3,083,991   2,637,860       0.0%
#   Taiwan TEA Corp.                                               8,595,092   4,476,626       0.0%
#   Taiyen Biotech Co., Ltd.                                       1,535,217   1,497,793       0.0%
#*  Tatung Co., Ltd.                                              19,466,342  14,476,541       0.1%
    Te Chang Construction Co., Ltd.                                   80,260      55,324       0.0%
    Teco Electric and Machinery Co., Ltd.                         23,067,725  18,723,207       0.1%
#   Test-Rite International Co., Ltd.                              1,514,266   1,178,024       0.0%
#*  Tex-Ray Industrial Co., Ltd.                                     501,000     184,869       0.0%
    Thye Ming Industrial Co., Ltd.                                    26,000      34,900       0.0%
    Ton Yi Industrial Corp.                                        3,205,600   1,361,996       0.0%
#   Tong-Tai Machine & Tool Co., Ltd.                              2,996,447   1,977,332       0.0%
#   Topoint Technology Co., Ltd.                                   2,165,288   1,451,399       0.0%
#*  TPK Holding Co., Ltd.                                          3,663,000   7,989,377       0.1%
    Tripod Technology Corp.                                        2,828,000   8,554,405       0.1%
#   TrueLight Corp.                                                  229,000     185,350       0.0%
    Tsann Kuen Enterprise Co., Ltd.                                  134,000     111,183       0.0%
*   TSEC Corp.                                                     1,723,684     546,701       0.0%
    Tung Ho Steel Enterprise Corp.                                12,361,274  10,264,060       0.1%
    TXC Corp.                                                      1,215,000   1,457,183       0.0%
#   TYC Brother Industrial Co., Ltd.                               1,472,723   1,450,987       0.0%
*   Tycoons Group Enterprise                                       7,363,938   1,705,075       0.0%
#   Tyntek Corp.                                                   3,017,097   1,586,166       0.0%
    U-Ming Marine Transport Corp.                                  1,348,000   1,650,027       0.0%
#   UDE Corp.                                                        345,000     419,917       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
#   Unimicron Technology Corp.                                    22,428,363 $ 12,603,977       0.1%
#   Union Bank Of Taiwan                                          12,313,837    4,031,023       0.0%
#   Unitech Computer Co., Ltd.                                     1,587,739    1,097,351       0.0%
#*  Unitech Printed Circuit Board Corp.                            7,109,281    4,820,346       0.0%
#   United Microelectronics Corp.                                201,966,681  108,914,955       0.6%
    United Radiant Technology                                         95,000       53,362       0.0%
*   Unity Opto Technology Co., Ltd.                                2,924,000      858,472       0.0%
    Univacco Technology, Inc.                                         46,000       29,864       0.0%
#   Universal Cement Corp.                                         5,909,583    4,385,974       0.0%
#   Unizyx Holding Corp.                                           4,190,000    1,848,804       0.0%
#   UPC Technology Corp.                                          12,063,214    8,041,194       0.1%
    USI Corp.                                                      7,727,184    3,761,736       0.0%
    Usun Technology Co., Ltd.                                        230,000      330,026       0.0%
#   Ve Wong Corp.                                                  1,586,806    1,379,026       0.0%
    Victory New Materials, Ltd. Co.                                  744,700    1,140,997       0.0%
#*  Wafer Works Corp.                                              2,046,092    3,195,131       0.0%
*   Wah Hong Industrial Corp.                                        395,516      248,091       0.0%
    Wah Lee Industrial Corp.                                       2,043,000    3,801,436       0.0%
#   Walsin Lihwa Corp.                                            32,111,412   21,833,277       0.1%
#   Walsin Technology Corp.                                        4,539,797   28,537,472       0.2%
#   Walton Advanced Engineering, Inc.                              3,931,853    1,727,409       0.0%
    Wan Hai Lines, Ltd.                                            8,094,000    4,668,040       0.0%
    Waterland Financial Holdings Co., Ltd.                        32,138,112   11,223,878       0.1%
#   Weikeng Industrial Co., Ltd.                                   2,190,072    1,635,651       0.0%
#   Well Shin Technology Co., Ltd.                                 1,009,080    1,738,641       0.0%
    Wha Yu Industrial Co., Ltd.                                      302,000      174,319       0.0%
#   Winbond Electronics Corp.                                     45,260,572   27,701,733       0.2%
    Winstek Semiconductor Co., Ltd.                                   68,000       87,283       0.0%
    Wintek Corp.                                                  20,783,484      241,016       0.0%
#   Wisdom Marine Lines Co., Ltd.                                  2,913,953    2,770,672       0.0%
#   Wistron Corp.                                                 41,811,309   33,248,479       0.2%
    WPG Holdings, Ltd.                                             9,310,092   12,528,021       0.1%
    WT Microelectronics Co., Ltd.                                  7,539,751   11,269,562       0.1%
#   WUS Printed Circuit Co., Ltd.                                  2,987,739    1,594,315       0.0%
    Xxentria Technology Materials Corp.                              216,000      547,862       0.0%
*   Yang Ming Marine Transport Corp.                              11,032,759    3,820,601       0.0%
#   YC Co., Ltd.                                                   6,741,177    3,917,564       0.0%
#   YC INOX Co., Ltd.                                              4,977,833    4,458,993       0.0%
    Yea Shin International Development Co., Ltd.                     309,147      193,459       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                   1,042,000    2,836,477       0.0%
#*  YFY, Inc.                                                     20,003,847    8,531,891       0.1%
#   Yi Jinn Industrial Co., Ltd.                                   2,354,142    1,109,469       0.0%
#   Yieh Phui Enterprise Co., Ltd.                                17,212,345    5,959,153       0.0%
#*  Young Fast Optoelectronics Co., Ltd.                           1,525,000      830,159       0.0%
    Youngtek Electronics Corp.                                       943,047    1,861,526       0.0%
    Yuanta Financial Holding Co., Ltd.                           116,044,918   55,382,699       0.3%
#   Yulon Motor Co., Ltd.                                         12,005,572    9,156,882       0.1%
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                 243,687      658,761       0.0%
    Yungshin Construction & Development Co., Ltd.                     47,000       52,218       0.0%
#   Zenitron Corp.                                                 2,495,000    1,892,782       0.0%
#   Zero One Technology Co., Ltd.                                    412,000      272,263       0.0%
    Zhen Ding Technology Holding, Ltd.                             3,172,000    6,902,167       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
TAIWAN -- (Continued)
#   Zig Sheng Industrial Co., Ltd.                                5,192,352 $    1,820,251       0.0%
    Zinwell Corp.                                                   742,000        631,840       0.0%
    ZongTai Real Estate Development Co., Ltd.                     1,817,844      1,309,061       0.0%
                                                                            --------------      ----
TOTAL TAIWAN                                                                 3,146,765,105      15.6%
                                                                            --------------      ----
THAILAND -- (3.1%)
    AAPICO Hitech PCL(B013L48)                                      681,760        777,673       0.0%
    AAPICO Hitech PCL(B013KZ2)                                      123,300        140,646       0.0%
    AJ Plast PCL                                                  1,411,400        581,375       0.0%
    Ananda Development PCL                                        1,318,100        163,718       0.0%
    AP Thailand PCL                                              15,804,330      4,206,476       0.0%
    Asia Aviation PCL(B8J72C3)                                    4,322,900        801,298       0.0%
    Asia Aviation PCL(B86KK09)                                      405,600         75,182       0.0%
    Asia Plus Group Holdings PCL                                  4,806,900        572,685       0.0%
    Bangchak Corp. PCL                                            5,353,800      6,149,406       0.1%
    Bangkok Airways PCL                                           2,970,100      1,430,466       0.0%
    Bangkok Bank PCL                                              1,363,253      8,336,750       0.1%
    Bangkok Insurance PCL                                           212,828      2,427,696       0.0%
    Bangkok Land PCL                                             95,225,996      5,642,351       0.0%
    Bangkok Life Assurance PCL                                       78,000         89,591       0.0%
    Bangkok Ranch PCL                                             2,153,800        464,063       0.0%
    Banpu PCL                                                    21,315,150     13,102,469       0.1%
    Better World Green PCL                                        3,598,200        149,355       0.0%
    Cal-Comp Electronics Thailand PCL Class F                    27,425,314      1,807,498       0.0%
    Charoen Pokphand Foods PCL                                   25,500,700     19,796,171       0.1%
    Charoong Thai Wire & Cable PCL Class F                        1,255,800        342,201       0.0%
*   G J Steel PCL                                                27,256,975        328,189       0.0%
    GFPT PCL                                                      1,762,600        686,945       0.0%
    Golden Land Property Development PCL                          1,826,700        575,908       0.0%
    Hana Microelectronics PCL                                     1,608,600      1,771,193       0.0%
    ICC International PCL                                         2,624,400      3,284,658       0.0%
    IRPC PCL                                                     67,148,000     14,999,791       0.1%
    Italian-Thai Development PCL                                  4,375,300        426,994       0.0%
    Kasikornbank PCL                                              2,369,200     14,676,128       0.1%
    KGI Securities Thailand PCL                                   9,914,900      1,382,305       0.0%
    Khon Kaen Sugar Industry PCL                                  9,875,054        976,241       0.0%
    Kiatnakin Bank PCL                                            3,265,200      7,630,181       0.1%
    Krung Thai Bank PCL                                          34,335,900     19,800,804       0.1%
    LH Financial Group PCL                                       16,993,446        866,903       0.0%
    LPN Development PCL                                           3,309,001      1,048,479       0.0%
    MBK PCL                                                         221,600        160,793       0.0%
*   MCOT PCL                                                      1,028,300        335,599       0.0%
*   Millcon Steel PCL                                             1,630,700         86,805       0.0%
    MK Real Estate Development PCL                                2,855,400        334,759       0.0%
*   Nation Multimedia Group PCL                                   2,644,800         31,845       0.0%
    Padaeng Industry PCL                                            845,600        676,534       0.0%
    Polyplex Thailand PCL                                         4,813,825      2,547,239       0.0%
*   Precious Shipping PCL                                         7,265,750      3,061,929       0.0%
    Property Perfect PCL                                         37,629,600      1,013,471       0.0%
    Pruksa Holding PCL                                            2,943,100      2,079,567       0.0%
    PTT Exploration & Production PCL                             18,698,000     79,389,480       0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
THAILAND -- (Continued)
    PTT Global Chemical PCL                                       20,672,441 $ 64,191,990       0.3%
    PTT PCL                                                      143,475,500  256,855,695       1.3%
    Quality Houses PCL                                            22,802,697    2,210,908       0.0%
    Regional Container Lines PCL                                   4,050,100    1,007,392       0.0%
    Rojana Industrial Park PCL                                     7,638,173    1,609,438       0.0%
    Saha Pathana Inter-Holding PCL                                 2,734,900    6,109,330       0.1%
    Saha Pathanapibul PCL                                          1,594,833    2,728,802       0.0%
    Saha-Union PCL                                                 2,551,300    3,476,106       0.0%
    Sahaviriya Steel Industries PCL                               90,527,440       26,963       0.0%
    Sansiri PCL                                                   88,128,166    4,691,233       0.0%
    SC Asset Corp. PCL                                            24,861,353    2,993,446       0.0%
    Sena Development PCL                                             373,600       50,666       0.0%
    Siam Commercial Bank PCL (The)                                 3,385,000   14,050,539       0.1%
    Siam Future Development PCL                                    5,994,346    1,718,911       0.0%
    Somboon Advance Technology PCL                                 1,957,600    1,346,005       0.0%
    Sri Ayudhya Capital PCL                                           85,100      119,992       0.0%
    Sri Trang Agro-Industry PCL                                    7,623,240    2,850,261       0.0%
    Srithai Superware PCL                                         18,906,200      892,593       0.0%
    STP & I PCL                                                      892,700      126,155       0.0%
    Supalai PCL                                                      851,700      626,091       0.0%
    SVI PCL                                                        1,135,200      156,108       0.0%
*   Tata Steel Thailand PCL                                       48,246,800    1,238,273       0.0%
*   Thai Airways International PCL                                11,905,111    6,110,989       0.1%
    Thai Oil PCL                                                   6,824,000   20,379,024       0.1%
    Thai Rayon PCL                                                    58,700       98,112       0.0%
    Thai Stanley Electric PCL                                         43,100      311,369       0.0%
    Thai Stanley Electric PCL Class F                                174,600    1,261,369       0.0%
    Thai Wacoal PCL                                                   85,000      127,931       0.0%
    Thai-German Ceramic Industry PCL                                 362,200       30,528       0.0%
    Thaicom PCL                                                    4,888,100    1,401,689       0.0%
    Thanachart Capital PCL                                         7,128,300   12,140,245       0.1%
    Thitikorn PCL                                                  1,606,000      661,534       0.0%
    Thoresen Thai Agencies PCL                                     6,664,378    1,763,231       0.0%
    TIPCO Foods PCL                                                  108,600       43,702       0.0%
    TMB Bank PCL                                                  79,087,400    5,914,013       0.0%
    TPI Polene PCL                                                52,467,040    3,142,038       0.0%
    True Corp. PCL                                                 7,660,600    1,844,758       0.0%
    Vinythai PCL                                                   4,651,917    3,721,828       0.0%
                                                                             ------------       ---
TOTAL THAILAND                                                                653,259,067       3.3%
                                                                             ------------       ---
TURKEY -- (1.2%)
    Akbank Turk A.S.                                              17,749,400   36,930,703       0.2%
#*  Akenerji Elektrik Uretim A.S.                                  2,703,487      546,442       0.0%
#   Alarko Holding A.S.                                              625,559      898,763       0.0%
#   Albaraka Turk Katilim Bankasi A.S.                             4,160,748    1,613,844       0.0%
#   Anadolu Anonim Turk Sigorta Sirketi                            3,554,092    3,747,258       0.0%
    Anadolu Cam Sanayii A.S.                                       3,435,373    2,636,225       0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                           403,271      873,096       0.0%
#*  Baticim Bati Anadolu Cimento Sanayii A.S.                        219,722      349,325       0.0%
#*  Bera Holding A.S.                                                304,438      182,533       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                   819,746    2,515,421       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ---------- --------------- ---------------
TURKEY -- (Continued)
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.                     89,087 $       208,957       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                           17,529,591       4,418,815       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                       344,745         859,761       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             1,908,942       1,917,740       0.0%
    Enka Insaat ve Sanayi A.S.                                    2,933,267       3,529,545       0.0%
#*  Global Yatirim Holding A.S.                                   2,120,952       2,175,409       0.0%
#*  GSD Holding AS                                                3,856,556         876,475       0.0%
#*  Ihlas Holding A.S.                                           15,292,807       1,656,913       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.         1,550,008       1,850,775       0.0%
#*  Is Finansal Kiralama A.S.                                     1,503,785       2,142,535       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                         178,455          94,640       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   1,749,438       1,452,286       0.0%
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.                  846,192       1,201,118       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                  2,519,067         590,010       0.0%
*   NET Holding A.S.                                                 13,395           6,582       0.0%
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.          702,352         628,245       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                              244,757         554,695       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                127,873         380,614       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           1,255,434       1,082,856       0.0%
#*  Sekerbank TAS                                                 4,091,870       1,524,652       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     1,806,234       1,506,248       0.0%
    Trakya Cam Sanayii A.S.                                       6,814,075       7,897,083       0.1%
#   Turcas Petrol A.S.                                              195,565         102,234       0.0%
*   Turk Hava Yollari AO                                          7,297,121      30,141,910       0.2%
    Turkiye Garanti Bankasi A.S.                                 18,334,811      41,517,891       0.2%
#   Turkiye Halk Bankasi A.S.                                     6,191,411      12,667,570       0.1%
    Turkiye Is Bankasi                                           20,750,078      31,441,897       0.2%
    Turkiye Sinai Kalkinma Bankasi A.S.                          12,153,251       4,197,307       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                         11,992,481      13,326,552       0.1%
#   Turkiye Vakiflar Bankasi TAO                                 10,418,399      15,329,522       0.1%
#*  Yapi ve Kredi Bankasi A.S.                                    7,000,985       6,856,433       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                               202,433          84,622       0.0%
                                                                            ---------------      ----
TOTAL TURKEY                                                                    242,515,502       1.2%
                                                                            ---------------      ----
TOTAL COMMON STOCKS                                                          19,560,616,968      97.1%
                                                                            ---------------      ----
PREFERRED STOCKS -- (2.1%)

BRAZIL -- (2.0%)
    Banco ABC Brasil SA                                           1,181,846       6,328,908       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B               2,245,768      12,878,933       0.1%
    Banco Pan SA                                                  1,833,792         994,578       0.0%
*   Banco Pine SA                                                   427,430         383,116       0.0%
    Cia Brasileira de Distribuicao                                1,385,856      31,145,365       0.2%
    Cia Ferro Ligas da Bahia - Ferbasa                              918,834       5,458,134       0.0%
    Eucatex SA Industria e Comercio                                 353,288         472,974       0.0%
    Marcopolo SA                                                  4,204,845       4,897,170       0.0%
*   Petroleo Brasileiro SA                                       12,781,490      83,806,470       0.4%
#*  Petroleo Brasileiro SA Sponsored ADR                         17,627,348     231,799,626       1.2%
    Randon SA Implementos e Participacoes                         2,784,800       6,963,590       0.0%
    Unipar Carbocloro SA                                            866,274       7,027,716       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ---------- --------------- ---------------
BRAZIL -- (Continued)
    Usinas Siderurgicas de Minas Gerais SA Class A                6,474,766 $    20,145,852        0.1%
                                                                            ---------------      -----
TOTAL BRAZIL                                                                    412,302,432        2.0%
                                                                            ---------------      -----
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                           1,325,176       1,377,563        0.0%
    Grupo Argos SA                                                  363,870       2,150,352        0.0%
    Grupo de Inversiones Suramericana SA                          1,042,360      13,544,589        0.1%
                                                                            ---------------      -----
TOTAL COLOMBIA                                                                   17,072,504        0.1%
                                                                            ---------------      -----
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                                    2,243,488         498,903        0.0%
                                                                            ---------------      -----
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd.                                    553,460       2,391,478        0.0%
                                                                            ---------------      -----
TOTAL PREFERRED STOCKS                                                          432,265,317        2.1%
                                                                            ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20          32,302,167       1,253,777        0.0%
                                                                            ---------------      -----
MALAYSIA -- (0.0%)
*   Protasco Bhd Rights 04/25/23                                    918,663           8,195        0.0%
*   Scomi Group Bhd Warrants 02/18/23                             2,679,575          40,977        0.0%
*   Sunway Bhd Warrants 10/03/24                                  1,071,135         107,837        0.0%
                                                                            ---------------      -----
TOTAL MALAYSIA                                                                      157,009        0.0%
                                                                            ---------------      -----
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                         952,876              --        0.0%
                                                                            ---------------      -----
TAIWAN -- (0.0%)
*   Wafer Works Corp. Rights 06/08/18                               102,113          26,921        0.0%
                                                                            ---------------      -----
THAILAND -- (0.0%)
*   Sri Ayudhya Capital PCL Warrants 05/20/20                        42,550           7,415        0.0%
                                                                            ---------------      -----
TOTAL RIGHTS/WARRANTS                                                             1,445,122        0.0%
                                                                            ---------------      -----
TOTAL INVESTMENT SECURITIES                                                  19,994,327,407
                                                                            ---------------

                                                                                VALUE+
                                                                            ---------------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@ DFA Short Term Investment Fund                              67,284,012     778,476,021        3.9%
                                                                            ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $17,115,459,128)                        $20,772,803,429      103.1%
                                                                            ===============      =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

At April 30, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)     650     06/15/18  $39,371,948 $37,446,500  $(1,925,448)
S&P 500(R) [Emini] Index            65     06/15/18    8,570,821   8,602,750       31,929
                                                     ----------- -----------  -----------
TOTAL FUTURES CONTRACTS                              $47,942,769 $46,049,250  $(1,893,519)
                                                     =========== ===========  ===========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               --------------  --------------- ------- ---------------
Common Stocks
   Brazil                      $1,407,411,602               --   --    $ 1,407,411,602
   Chile                           81,310,717  $   264,678,935   --        345,989,652
   China                          316,497,901    3,241,364,276   --      3,557,862,177
   Colombia                        40,350,803               --   --         40,350,803
   Czech Republic                          --       40,665,071   --         40,665,071
   Greece                                  --        5,349,240   --          5,349,240
   Hong Kong                               --           65,561   --             65,561
   Hungary                                 --       63,731,408   --         63,731,408
   India                          120,302,218    2,238,519,819   --      2,358,822,037
   Indonesia                        2,037,387      500,713,245   --        502,750,632
   Malaysia                                --      583,316,226   --        583,316,226
   Mexico                         727,744,474               --   --        727,744,474
   Philippines                             --      189,658,929   --        189,658,929
   Poland                                  --      269,523,084   --        269,523,084
   Russia                         125,160,865      249,230,637   --        374,391,502
   South Africa                   145,965,571    1,309,063,426   --      1,455,028,997
   South Korea                    400,116,462    3,195,299,437   --      3,595,415,899
   Taiwan                          36,673,338    3,110,091,767   --      3,146,765,105
   Thailand                       653,200,259           58,808   --        653,259,067
   Turkey                                  --      242,515,502   --        242,515,502
Preferred Stocks
   Brazil                         412,302,432               --   --        412,302,432
   Colombia                        17,072,504               --   --         17,072,504
   Malaysia                           498,903               --   --            498,903
   South Korea                      2,391,478               --   --          2,391,478
Rights/Warrants
   Indonesia                               --        1,253,777   --          1,253,777
   Malaysia                                --          157,009   --            157,009
   Taiwan                                  --           26,921   --             26,921
   Thailand                                --            7,415   --              7,415
Securities Lending Collateral              --      778,476,021   --        778,476,021
Futures Contracts**                (1,893,519)              --   --         (1,893,519)
                               --------------  ---------------   --    ---------------
TOTAL                          $4,487,143,395  $16,283,766,515   --    $20,770,909,910
                               ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                  SHARES   VALUE+    OF NET ASSETS**
                                                  ------ ----------- ---------------
COMMON STOCKS -- (94.0%)
Consumer Discretionary -- (15.6%)
*   1-800-Flowers.com, Inc. Class A                5,186 $    65,862       0.0%
    A.H. Belo Corp. Class A                        1,763       9,873       0.0%
    Aaron's, Inc.                                 10,374     433,322       0.1%
    Abercrombie & Fitch Co. Class A               14,633     374,897       0.0%
#   Acushnet Holdings Corp.                        2,889      69,798       0.0%
#   Adient P.L.C.                                  8,258     506,133       0.1%
*   Adtalem Global Education, Inc.                 9,019     429,304       0.0%
    Advance Auto Parts, Inc.                       2,751     314,852       0.0%
*   Amazon.com, Inc.                              10,760  16,851,559       1.6%
    AMC Entertainment Holdings, Inc. Class A       8,114     141,589       0.0%
#*  AMC Networks, Inc. Class A                     5,070     263,640       0.0%
*   America's Car-Mart, Inc.                       1,100      58,630       0.0%
*   American Axle & Manufacturing Holdings, Inc.  17,800     273,052       0.0%
    American Eagle Outfitters, Inc.               32,280     667,550       0.1%
*   American Public Education, Inc.                2,102      84,711       0.0%
    Aptiv P.L.C.                                   8,646     731,279       0.1%
    Aramark                                       29,157   1,090,180       0.1%
    Ark Restaurants Corp.                            120       2,928       0.0%
*   Asbury Automotive Group, Inc.                  5,381     360,796       0.0%
*   Ascena Retail Group, Inc.                     23,102      51,286       0.0%
*   Ascent Capital Group, Inc. Class A             1,761       6,093       0.0%
#*  At Home Group, Inc.                            6,180     217,474       0.0%
#   Autoliv, Inc.                                  5,692     763,013       0.1%
#*  AutoNation, Inc.                              16,258     750,957       0.1%
*   AutoZone, Inc.                                   594     370,965       0.0%
*   AV Homes, Inc.                                 3,606      60,040       0.0%
*   Ballantyne Strong, Inc.                          900       4,275       0.0%
*   Barnes & Noble Education, Inc.                 6,289      45,218       0.0%
    Barnes & Noble, Inc.                          13,154      73,005       0.0%
    Bassett Furniture Industries, Inc.             1,200      34,860       0.0%
    BBX Capital Corp.                             10,920     108,982       0.0%
*   Beazer Homes USA, Inc.                         4,142      60,805       0.0%
#   Bed Bath & Beyond, Inc.                       24,166     421,938       0.0%
*   Belmond, Ltd. Class A                         15,060     161,142       0.0%
    Best Buy Co., Inc.                            35,996   2,754,774       0.3%
    Big 5 Sporting Goods Corp.                     3,788      31,819       0.0%
#   Big Lots, Inc.                                11,263     478,114       0.1%
*   Biglari Holdings, Inc.                           227      77,693       0.0%
    Bloomin' Brands, Inc.                         14,919     352,984       0.0%
#*  Bojangles', Inc.                               6,746      99,503       0.0%
*   Booking Holdings, Inc.                         1,339   2,916,342       0.3%
*   Boot Barn Holdings, Inc.                       3,100      60,667       0.0%
    BorgWarner, Inc.                              12,148     594,523       0.1%
*   Bridgepoint Education, Inc.                    6,286      36,710       0.0%
*   Bright Horizons Family Solutions, Inc.         4,941     468,802       0.1%
#   Brinker International, Inc.                    4,716     205,570       0.0%
    Brunswick Corp.                               13,712     821,075       0.1%
#   Buckle, Inc. (The)                             1,193      27,499       0.0%
*   Build-A-Bear Workshop, Inc.                    2,400      21,840       0.0%
*   Burlington Stores, Inc.                        3,552     482,539       0.1%
#   Cable One, Inc.                                  653     414,733       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES    VALUE+   OF NET ASSETS**
                                                  ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Caleres, Inc.                                   7,051 $  230,779       0.0%
    Callaway Golf Co.                              15,410    265,977       0.0%
*   Cambium Learning Group, Inc.                    5,662     57,413       0.0%
    Capella Education Co.                           2,338    214,511       0.0%
*   Career Education Corp.                          8,848    114,759       0.0%
#*  CarMax, Inc.                                   18,534  1,158,375       0.1%
    Carnival Corp.                                 13,717    864,994       0.1%
#   Carriage Services, Inc.                         2,352     61,223       0.0%
*   Carrols Restaurant Group, Inc.                  8,663     89,229       0.0%
#   Carter's, Inc.                                  5,676    569,416       0.1%
    Cato Corp. (The) Class A                        2,682     43,475       0.0%
*   Cavco Industries, Inc.                            880    149,908       0.0%
    CBS Corp. Class B                              13,413    659,920       0.1%
    CBS Corp. Class A                                 234     11,581       0.0%
*   Century Communities, Inc.                       4,391    135,023       0.0%
*   Charter Communications, Inc. Class A           12,556  3,406,317       0.3%
#   Cheesecake Factory, Inc. (The)                  9,697    503,759       0.1%
*   Cherokee, Inc.                                    813        586       0.0%
    Chico's FAS, Inc.                              20,302    201,599       0.0%
#   Children's Place, Inc. (The)                    3,940    502,547       0.1%
#*  Chipotle Mexican Grill, Inc.                      816    345,437       0.0%
    Choice Hotels International, Inc.               4,000    320,200       0.0%
#   Cinemark Holdings, Inc.                        19,458    762,170       0.1%
    Citi Trends, Inc.                               2,312     70,817       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A    5,653     27,134       0.0%
    Collectors Universe, Inc.                       1,300     20,371       0.0%
    Columbia Sportswear Co.                         7,504    622,907       0.1%
    Comcast Corp. Class A                         301,091  9,451,246       0.9%
#*  Conn's, Inc.                                    3,060     78,030       0.0%
#   Cooper Tire & Rubber Co.                        8,241    201,492       0.0%
*   Cooper-Standard Holdings, Inc.                  3,315    410,397       0.0%
#   Cracker Barrel Old Country Store, Inc.          2,734    449,989       0.1%
*   Crocs, Inc.                                     7,623    120,443       0.0%
    CSS Industries, Inc.                              770     13,136       0.0%
    Culp, Inc.                                      1,923     56,825       0.0%
    Dana, Inc.                                     29,250    694,102       0.1%
    Darden Restaurants, Inc.                       11,636  1,080,519       0.1%
*   Deckers Outdoor Corp.                           4,348    405,494       0.0%
*   Del Taco Restaurants, Inc.                      5,595     62,440       0.0%
    Delphi Technologies P.L.C.                      8,385    405,918       0.0%
*   Delta Apparel, Inc.                               600     10,854       0.0%
*   Denny's Corp.                                   7,032    123,130       0.0%
#*  Destination Maternity Corp.                     1,363      3,871       0.0%
#*  Destination XL Group, Inc.                      6,598     11,217       0.0%
#   Dick's Sporting Goods, Inc.                    11,003    364,089       0.0%
#   Dillard's, Inc. Class A                         4,423    329,735       0.0%
#   Dine Brands Global, Inc.                        3,003    238,258       0.0%
#*  Discovery, Inc. Class A                        12,309    291,108       0.0%
*   Discovery, Inc. Class C                        19,358    430,135       0.0%
*   DISH Network Corp. Class A                      4,866    163,254       0.0%
*   Dixie Group, Inc. (The)                         1,369      4,107       0.0%
    Dollar General Corp.                           20,333  1,962,744       0.2%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES    VALUE+   OF NET ASSETS**
                                               ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Dollar Tree, Inc.                           19,436 $1,863,718       0.2%
    Domino's Pizza, Inc.                         1,200    290,076       0.0%
*   Dorman Products, Inc.                        4,958    318,601       0.0%
    DR Horton, Inc.                             26,794  1,182,687       0.1%
*   Drive Shack, Inc.                            7,528     40,877       0.0%
#   DSW, Inc. Class A                           13,719    305,934       0.0%
#   Dunkin' Brands Group, Inc.                   8,392    511,576       0.1%
*   El Pollo Loco Holdings, Inc.                 2,507     25,070       0.0%
#   Entercom Communications Corp. Class A       12,102    122,835       0.0%
    Entravision Communications Corp. Class A     9,735     45,268       0.0%
    Escalade, Inc.                               1,450     19,212       0.0%
    Ethan Allen Interiors, Inc.                  3,700     81,585       0.0%
*   EVINE Live, Inc.                             2,197      2,549       0.0%
    EW Scripps Co. (The) Class A                 9,315    103,676       0.0%
    Expedia Group, Inc.                          8,203    944,493       0.1%
*   Express, Inc.                               11,471     89,933       0.0%
    Extended Stay America, Inc.                 38,125    746,487       0.1%
#*  Fiesta Restaurant Group, Inc.                3,560     74,760       0.0%
    Finish Line, Inc. (The) Class A              5,243     71,148       0.0%
*   Five Below, Inc.                             8,211    579,779       0.1%
    Flexsteel Industries, Inc.                   1,721     63,092       0.0%
#   Foot Locker, Inc.                           10,322    444,672       0.1%
    Ford Motor Co.                             206,588  2,322,049       0.2%
#*  Fossil Group, Inc.                           3,773     56,406       0.0%
*   Fox Factory Holding Corp.                    5,023    167,015       0.0%
#*  Francesca's Holdings Corp.                   9,125     45,169       0.0%
    Fred's, Inc. Class A                         4,237     10,148       0.0%
*   FTD Cos., Inc.                               3,598     23,171       0.0%
*   G-III Apparel Group, Ltd.                    8,229    300,276       0.0%
#*  Gaia, Inc.                                   1,300     19,695       0.0%
#   GameStop Corp. Class A                      16,305    222,563       0.0%
    Gannett Co., Inc.                           18,477    178,673       0.0%
    Gap, Inc. (The)                             45,630  1,334,221       0.1%
#   Garmin, Ltd.                                10,234    600,429       0.1%
*   GCI Liberty, Inc. Class A                   11,506    513,168       0.1%
    General Motors Co.                          79,948  2,937,290       0.3%
*   Genesco, Inc.                                3,712    158,688       0.0%
    Gentex Corp.                                44,304  1,007,473       0.1%
*   Gentherm, Inc.                               6,260    211,588       0.0%
    Genuine Parts Co.                           13,963  1,233,212       0.1%
#*  Global Eagle Entertainment, Inc.             8,500      9,945       0.0%
    Goodyear Tire & Rubber Co. (The)            27,583    692,609       0.1%
    Graham Holdings Co. Class B                    417    251,472       0.0%
*   Grand Canyon Education, Inc.                 8,056    837,743       0.1%
*   Gray Television, Inc.                       14,232    160,822       0.0%
*   Green Brick Partners, Inc.                   5,861     59,196       0.0%
    Group 1 Automotive, Inc.                     2,694    176,053       0.0%
#*  Groupon, Inc.                               71,300    330,832       0.0%
#   Guess?, Inc.                                12,348    287,585       0.0%
    H&R Block, Inc.                             12,204    337,441       0.0%
#*  Habit Restaurants, Inc. (The) Class A        2,378     24,018       0.0%
    Hamilton Beach Brands Holding Co. Class A    1,000     22,250       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                     SHARES   VALUE+   OF NET ASSETS**
                                                     ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#   Hanesbrands, Inc.                                10,600 $  195,782       0.0%
    Harley-Davidson, Inc.                            19,445    799,773       0.1%
    Hasbro, Inc.                                      4,351    383,280       0.0%
    Haverty Furniture Cos., Inc.                      4,379     79,479       0.0%
*   Helen of Troy, Ltd.                               2,873    256,128       0.0%
*   Hemisphere Media Group, Inc.                      1,613     17,582       0.0%
#*  Hibbett Sports, Inc.                              3,281     89,243       0.0%
*   Hilton Grand Vacations, Inc.                      8,813    378,959       0.0%
    Hilton Worldwide Holdings, Inc.                   4,832    380,955       0.0%
    Home Depot, Inc. (The)                           30,142  5,570,242       0.5%
    Hooker Furniture Corp.                            1,478     55,794       0.0%
#*  Horizon Global Corp.                              3,114     23,262       0.0%
*   Houghton Mifflin Harcourt Co.                    15,265    103,802       0.0%
#*  Hovnanian Enterprises, Inc. Class A               4,171      8,384       0.0%
    Hyatt Hotels Corp. Class A                        3,244    249,366       0.0%
*   Iconix Brand Group, Inc.                          3,851      3,122       0.0%
    ILG, Inc.                                        17,371    592,872       0.1%
*   IMAX Corp.                                        8,607    199,682       0.0%
*   Installed Building Products, Inc.                 4,096    236,339       0.0%
#   Interpublic Group of Cos., Inc. (The)            43,675  1,030,293       0.1%
#*  iRobot Corp.                                      2,361    137,788       0.0%
    Jack in the Box, Inc.                             3,019    270,804       0.0%
#*  JC Penney Co., Inc.                              51,435    149,676       0.0%
    John Wiley & Sons, Inc. Class A                   7,152    471,674       0.1%
    John Wiley & Sons, Inc. Class B                     312     21,060       0.0%
    Johnson Outdoors, Inc. Class A                    1,404     90,923       0.0%
*   K12, Inc.                                         4,878     74,633       0.0%
    KB Home                                          11,801    313,317       0.0%
*   Kirkland's, Inc.                                  2,193     23,224       0.0%
    Kohl's Corp.                                     19,953  1,239,480       0.1%
    L Brands, Inc.                                    5,582    194,868       0.0%
*   La Quinta Holdings, Inc.                         20,033    391,445       0.0%
    La-Z-Boy, Inc.                                    7,281    209,693       0.0%
*   Lakeland Industries, Inc.                         1,000     12,950       0.0%
#*  Lands' End, Inc.                                  1,188     22,988       0.0%
    LCI Industries                                    5,854    557,886       0.1%
    Lear Corp.                                        6,899  1,289,906       0.1%
#*  Lee Enterprises, Inc.                             1,100      2,585       0.0%
    Leggett & Platt, Inc.                             7,062    286,364       0.0%
    Lennar Corp. Class A                             25,015  1,323,043       0.1%
    Lennar Corp. Class B                              1,637     69,884       0.0%
    Libbey, Inc.                                      2,657     15,198       0.0%
*   Liberty Broadband Corp. Class A                   1,464    103,183       0.0%
*   Liberty Broadband Corp. Class C                   8,250    584,842       0.1%
*   Liberty Expedia Holdings, Inc. Class A            5,823    237,578       0.0%
#*  Liberty Media Corp.-Liberty Braves Class A          363      7,975       0.0%
*   Liberty Media Corp.-Liberty Braves Class C          833     18,359       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A     907     25,496       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C   2,083     61,490       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A      3,630    151,625       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C      8,335    347,236       0.0%
#   Liberty Tax, Inc.                                 1,484     15,285       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                SHARES   VALUE+   OF NET ASSETS**
                                                ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class A  10,656 $   98,035       0.0%
    Lifetime Brands, Inc.                        1,597     19,004       0.0%
*   Lindblad Expeditions Holdings, Inc.          6,113     66,937       0.0%
#   Lions Gate Entertainment Corp. Class A       7,053    175,549       0.0%
    Lions Gate Entertainment Corp. Class B       9,929    228,566       0.0%
#   Lithia Motors, Inc. Class A                  4,543    435,492       0.1%
*   Live Nation Entertainment, Inc.             15,118    596,707       0.1%
*   LKQ Corp.                                   19,508    605,138       0.1%
    Lowe's Cos., Inc.                           21,697  1,788,484       0.2%
*   Luby's, Inc.                                 1,850      4,773       0.0%
*   Lululemon Athletica, Inc.                    3,668    366,066       0.0%
#*  Lumber Liquidators Holdings, Inc.            1,700     40,919       0.0%
*   M/I Homes, Inc.                              3,235     98,603       0.0%
#   Macy's, Inc.                                26,753    831,216       0.1%
*   Madison Square Garden Co. (The) Class A      1,919    466,355       0.1%
*   Malibu Boats, Inc. Class A                   5,220    175,914       0.0%
    Marcus Corp. (The)                           2,100     62,580       0.0%
    Marine Products Corp.                        5,029     76,290       0.0%
*   MarineMax, Inc.                              5,502    118,843       0.0%
    Marriott International, Inc. Class A         7,832  1,070,478       0.1%
    Marriott Vacations Worldwide Corp.           3,388    415,403       0.0%
#   Mattel, Inc.                                11,261    166,663       0.0%
*   MCBC Holdings, Inc.                          1,507     36,168       0.0%
#*  McClatchy Co. (The) Class A                    656      6,193       0.0%
    McDonald's Corp.                            10,952  1,833,803       0.2%
    MDC Holdings, Inc.                           8,990    260,800       0.0%
#   Meredith Corp.                               7,502    388,604       0.0%
*   Meritage Homes Corp.                         5,126    228,107       0.0%
*   Michael Kors Holdings, Ltd.                 14,895  1,019,116       0.1%
*   Michaels Cos., Inc. (The)                   10,600    197,372       0.0%
*   Modine Manufacturing Co.                     7,038    121,054       0.0%
*   Mohawk Industries, Inc.                      3,403    714,222       0.1%
#   Monro, Inc.                                  5,649    316,062       0.0%
#*  Motorcar Parts of America, Inc.              2,723     51,846       0.0%
    Movado Group, Inc.                           2,400     94,680       0.0%
*   MSG Networks, Inc. Class A                   5,843    119,781       0.0%
#*  Murphy USA, Inc.                             8,555    535,286       0.1%
    Nathan's Famous, Inc.                          600     49,170       0.0%
    National CineMedia, Inc.                     5,258     30,076       0.0%
*   Nautilus, Inc.                               4,510     65,620       0.0%
*   Netflix, Inc.                                2,695    842,080       0.1%
*   New Home Co., Inc. (The)                     1,900     18,962       0.0%
    New Media Investment Group, Inc.             8,167    135,409       0.0%
#*  New York & Co., Inc.                         5,501     21,619       0.0%
    New York Times Co. (The) Class A            18,604    436,264       0.1%
    News Corp. Class A                          27,983    447,168       0.1%
    News Corp. Class B                          15,129    245,846       0.0%
#   Nexstar Media Group, Inc. Class A            9,114    567,346       0.1%
    NIKE, Inc. Class B                          32,648  2,232,797       0.2%
    Nordstrom, Inc.                             10,668    539,374       0.1%
*   Norwegian Cruise Line Holdings, Ltd.        15,284    817,235       0.1%
#   Nutrisystem, Inc.                            3,889    112,781       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                 SHARES   VALUE+   OF NET ASSETS**
                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*   NVR, Inc.                                       233 $  722,300       0.1%
*   O'Reilly Automotive, Inc.                     4,645  1,189,445       0.1%
    Office Depot, Inc.                           77,937    178,476       0.0%
#*  Ollie's Bargain Outlet Holdings, Inc.         5,592    347,822       0.0%
#   Omnicom Group, Inc.                          14,640  1,078,382       0.1%
*   Overstock.com, Inc.                           2,674    101,879       0.0%
    Oxford Industries, Inc.                       2,746    211,552       0.0%
#   Papa John's International, Inc.               2,782    172,484       0.0%
#*  Party City Holdco, Inc.                       9,005    141,829       0.0%
    Penske Automotive Group, Inc.                13,386    603,709       0.1%
*   Perry Ellis International, Inc.               3,982    103,333       0.0%
#   PetMed Express, Inc.                          3,666    122,664       0.0%
    PICO Holdings, Inc.                           3,320     40,006       0.0%
    Pier 1 Imports, Inc.                          9,720     21,676       0.0%
*   Planet Fitness, Inc. Class A                  8,283    333,722       0.0%
*   Playa Hotels & Resorts NV                     9,772    100,652       0.0%
#   Polaris Industries, Inc.                      6,719    704,286       0.1%
    Pool Corp.                                    3,794    526,645       0.1%
*   Potbelly Corp.                                2,522     30,138       0.0%
    PulteGroup, Inc.                             23,003    698,371       0.1%
    PVH Corp.                                     4,829    771,046       0.1%
*   Qurate Retail Group, Inc. QVC Group Class A  42,084    985,186       0.1%
    Ralph Lauren Corp.                            3,195    350,971       0.0%
*   Reading International, Inc. Class A           2,550     39,091       0.0%
*   Red Lion Hotels Corp.                         3,317     32,672       0.0%
#*  Red Robin Gourmet Burgers, Inc.               1,987    123,889       0.0%
*   Regis Corp.                                   6,020     94,032       0.0%
#   Rent-A-Center, Inc.                           5,617     56,788       0.0%
*   RH                                            3,400    324,530       0.0%
    Rocky Brands, Inc.                              402      9,588       0.0%
    Ross Stores, Inc.                             9,979    806,802       0.1%
    Royal Caribbean Cruises, Ltd.                 6,537    707,238       0.1%
    Saga Communications, Inc. Class A               347     12,874       0.0%
    Salem Media Group, Inc.                       1,500      4,725       0.0%
#*  Sally Beauty Holdings, Inc.                  13,103    226,551       0.0%
    Scholastic Corp.                              4,212    174,377       0.0%
#*  SeaWorld Entertainment, Inc.                  2,817     42,509       0.0%
#*  Sequential Brands Group, Inc.                 4,898      9,453       0.0%
    Service Corp. International                  15,719    573,901       0.1%
*   ServiceMaster Global Holdings, Inc.          12,735    644,391       0.1%
#*  Shake Shack, Inc. Class A                     1,307     62,226       0.0%
*   Shiloh Industries, Inc.                       1,671     13,886       0.0%
#   Shoe Carnival, Inc.                           2,230     54,345       0.0%
*   Shutterfly, Inc.                              5,322    430,656       0.1%
    Signet Jewelers, Ltd.                        11,618    451,708       0.1%
#   Sinclair Broadcast Group, Inc. Class A       11,560    327,726       0.0%
#   Sirius XM Holdings, Inc.                     24,215    153,281       0.0%
#   Six Flags Entertainment Corp.                 5,071    320,690       0.0%
*   Skechers U.S.A., Inc. Class A                18,038    514,083       0.1%
*   Skyline Corp.                                   400     10,152       0.0%
*   Sleep Number Corp.                            5,337    151,251       0.0%
    Sonic Automotive, Inc. Class A                4,084     80,863       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
 Consumer Discretionary -- (Continued)
 #   Sonic Corp.                               4,075 $  105,583       0.0%
 *   Sotheby's                                 7,519    397,003       0.0%
     Speedway Motorsports, Inc.                4,514     79,672       0.0%
 #*  Sportsman's Warehouse Holdings, Inc.      2,963     14,785       0.0%
     Standard Motor Products, Inc.             3,872    175,595       0.0%
     Starbucks Corp.                          36,754  2,115,928       0.2%
     Steven Madden, Ltd.                       9,215    444,624       0.1%
 *   Stoneridge, Inc.                          5,645    148,633       0.0%
     Strattec Security Corp.                     400     13,080       0.0%
 #   Strayer Education, Inc.                   2,038    214,133       0.0%
     Superior Industries International, Inc.   2,981     39,200       0.0%
     Superior Uniform Group, Inc.              1,686     45,219       0.0%
     Tailored Brands, Inc.                     3,970    125,253       0.0%
     Tapestry, Inc.                           29,952  1,610,519       0.2%
     Target Corp.                             42,555  3,089,493       0.3%
 *   Taylor Morrison Home Corp. Class A       17,812    423,213       0.0%
     TEGNA, Inc.                              33,930    358,640       0.0%
 #*  Tempur Sealy International, Inc.          5,053    226,122       0.0%
     Tenneco, Inc.                             9,882    441,627       0.1%
 #*  Tesla, Inc.                                 463    136,076       0.0%
     Texas Roadhouse, Inc.                     7,428    475,986       0.1%
     Thor Industries, Inc.                     8,325    883,615       0.1%
     Tiffany & Co.                             9,147    940,586       0.1%
     Tile Shop Holdings, Inc.                  6,244     42,771       0.0%
     Tilly's, Inc. Class A                     1,998     22,398       0.0%
     Time Warner, Inc.                        32,617  3,092,092       0.3%
     TJX Cos., Inc. (The)                     16,534  1,402,910       0.1%
     Toll Brothers, Inc.                      11,473    483,702       0.1%
 *   TopBuild Corp.                            4,976    396,587       0.0%
     Tower International, Inc.                 3,480    102,660       0.0%
     Townsquare Media, Inc. Class A            1,300      9,906       0.0%
     Tractor Supply Co.                        7,473    508,164       0.1%
 *   Trans World Entertainment Corp.             200        250       0.0%
 #*  TRI Pointe Group, Inc.                   20,623    352,860       0.0%
 #*  TripAdvisor, Inc.                         8,849    331,130       0.0%
 *   tronc, Inc.                               5,864    107,663       0.0%
 #*  Tuesday Morning Corp.                     4,854     17,232       0.0%
     Tupperware Brands Corp.                   3,167    141,122       0.0%
     Twenty-First Century Fox, Inc. Class A   61,940  2,264,526       0.2%
     Twenty-First Century Fox, Inc. Class B   26,570    958,380       0.1%
 *   Ulta Salon Cosmetics & Fragrance, Inc.    3,872    971,524       0.1%
 #*  Under Armour, Inc. Class A               11,456    203,459       0.0%
 #*  Under Armour, Inc. Class C               15,760    241,916       0.0%
 *   Unifi, Inc.                               2,302     68,162       0.0%
 *   Universal Electronics, Inc.               1,382     63,987       0.0%
 *   Universal Technical Institute, Inc.       1,356      4,244       0.0%
 *   Urban Outfitters, Inc.                   16,186    651,810       0.1%
 *   US Auto Parts Network, Inc.               4,356      7,841       0.0%
     Vail Resorts, Inc.                        1,492    342,131       0.0%
 *   Vera Bradley, Inc.                        3,500     39,830       0.0%
     VF Corp.                                  8,743    707,046       0.1%
     Viacom, Inc. Class A                      1,446     51,405       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Viacom, Inc. Class B                          32,797 $    989,158       0.1%
*   Visteon Corp.                                  4,374      544,301       0.1%
#*  Vitamin Shoppe, Inc.                           2,704       13,385       0.0%
*   VOXX International Corp.                       2,097       10,485       0.0%
    Walt Disney Co. (The)                         52,578    5,275,151       0.5%
#*  Wayfair, Inc. Class A                            736       45,853       0.0%
*   Weight Watchers International, Inc.            6,624      464,011       0.1%
    Wendy's Co. (The)                             34,658      580,175       0.1%
    Weyco Group, Inc.                              1,047       38,425       0.0%
    Whirlpool Corp.                                5,856      907,387       0.1%
*   William Lyon Homes Class A                     5,183      139,215       0.0%
#   Williams-Sonoma, Inc.                         16,251      776,798       0.1%
    Wingstop, Inc.                                 2,914      142,378       0.0%
    Winmark Corp.                                    400       52,120       0.0%
#   Winnebago Industries, Inc.                     5,225      198,027       0.0%
    Wolverine World Wide, Inc.                     9,868      295,645       0.0%
#   World Wrestling Entertainment, Inc. Class A    3,484      138,628       0.0%
    Wyndham Worldwide Corp.                        5,512      629,526       0.1%
    Yum! Brands, Inc.                              4,438      386,550       0.0%
*   ZAGG, Inc.                                     4,743       53,122       0.0%
*   Zumiez, Inc.                                   3,207       75,044       0.0%
                                                         ------------      ----
Total Consumer Discretionary                              180,545,565      16.6%
                                                         ------------      ----
Consumer Staples -- (4.5%)
    Alico, Inc.                                      938       30,297       0.0%
    Andersons, Inc. (The)                          4,253      138,860       0.0%
    Archer-Daniels-Midland Co.                    15,547      705,523       0.1%
*   Avon Products, Inc.                           52,712      133,361       0.0%
#   B&G Foods, Inc.                               11,996      272,909       0.0%
    Bunge, Ltd.                                    8,158      589,252       0.1%
*   Cal-Maine Foods, Inc.                          4,136      201,423       0.0%
#   Calavo Growers, Inc.                           2,692      252,240       0.0%
#   Campbell Soup Co.                             13,026      531,200       0.1%
#   Casey's General Stores, Inc.                   6,472      625,195       0.1%
#*  Central Garden & Pet Co.                       1,889       70,819       0.0%
*   Central Garden & Pet Co. Class A               7,956      282,438       0.0%
#*  Chefs' Warehouse, Inc. (The)                   3,320       80,510       0.0%
    Clorox Co. (The)                               7,239      848,411       0.1%
    Coca-Cola Bottling Co. Consolidated            1,245      209,646       0.0%
    Coca-Cola Co. (The)                          106,580    4,605,322       0.4%
    Colgate-Palmolive Co.                          9,798      639,124       0.1%
    Conagra Brands, Inc.                          27,486    1,018,906       0.1%
    Costco Wholesale Corp.                        12,171    2,399,634       0.2%
#   Coty, Inc. Class A                            43,666      757,605       0.1%
*   Darling Ingredients, Inc.                     17,836      305,709       0.0%
    Dean Foods Co.                                15,230      131,130       0.0%
    Dr Pepper Snapple Group, Inc.                  8,579    1,029,137       0.1%
#*  Edgewell Personal Care Co.                     5,361      236,152       0.0%
#   Energizer Holdings, Inc.                       5,874      336,933       0.0%
*   Farmer Brothers Co.                            2,029       57,522       0.0%
#   Flowers Foods, Inc.                           26,336      595,457       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Consumer Staples -- (Continued)
    Fresh Del Monte Produce, Inc.              5,851 $  287,577       0.0%
    General Mills, Inc.                       15,803    691,223       0.1%
#*  Hain Celestial Group, Inc. (The)          10,183    296,631       0.0%
*   Herbalife Nutrition, Ltd.                  6,985    738,524       0.1%
#   Hormel Foods Corp.                        30,622  1,110,047       0.1%
#*  Hostess Brands, Inc.                      16,436    230,926       0.0%
*   HRG Group, Inc.                           22,278    250,405       0.0%
    Ingles Markets, Inc. Class A               1,914     65,555       0.0%
    Ingredion, Inc.                            7,690    931,182       0.1%
    Inter Parfums, Inc.                        4,275    218,880       0.0%
    J&J Snack Foods Corp.                      1,779    244,452       0.0%
    JM Smucker Co. (The)                       7,976    909,902       0.1%
    John B. Sanfilippo & Son, Inc.             1,772    100,809       0.0%
#   Kellogg Co.                                5,882    346,450       0.0%
    Kimberly-Clark Corp.                       8,299    859,278       0.1%
    Kraft Heinz Co. (The)                     13,540    763,385       0.1%
    Kroger Co. (The)                          68,958  1,737,052       0.2%
    Lamb Weston Holdings, Inc.                 4,265    278,590       0.0%
    Lancaster Colony Corp.                     2,193    275,419       0.0%
*   Landec Corp.                               3,686     49,024       0.0%
*   Lifevantage Corp.                          1,400      5,306       0.0%
*   Lifeway Foods, Inc.                        2,341     12,431       0.0%
    Limoneira Co.                              1,022     23,792       0.0%
    Mannatech, Inc.                               40        798       0.0%
    McCormick & Co., Inc.                         90      9,440       0.0%
#   McCormick & Co., Inc. Non-Voting           8,873    935,303       0.1%
    Medifast, Inc.                             3,209    322,119       0.0%
*   Monster Beverage Corp.                     5,941    326,755       0.0%
#   National Beverage Corp.                    2,957    261,281       0.0%
*   Natural Alternatives International, Inc.     920      9,246       0.0%
*   Natural Grocers by Vitamin Cottage, Inc.   2,621     18,740       0.0%
#   Natural Health Trends Corp.                1,566     29,065       0.0%
    Nature's Sunshine Products, Inc.           1,300     12,025       0.0%
    Nu Skin Enterprises, Inc. Class A          9,181    653,228       0.1%
    Oil-Dri Corp. of America                     877     33,993       0.0%
#*  Orchids Paper Products Co.                 1,452      8,872       0.0%
    PepsiCo, Inc.                             36,127  3,646,659       0.3%
*   Performance Food Group Co.                19,175    622,229       0.1%
#*  Pilgrim's Pride Corp.                     11,591    250,366       0.0%
    Pinnacle Foods, Inc.                       6,882    415,673       0.0%
#*  Post Holdings, Inc.                       12,028    957,068       0.1%
#   PriceSmart, Inc.                           3,777    330,865       0.0%
*   Primo Water Corp.                          5,105     66,569       0.0%
#*  Revlon, Inc. Class A                       3,472     79,162       0.0%
#*  Rite Aid Corp.                            83,545    139,520       0.0%
    Rocky Mountain Chocolate Factory, Inc.       400      4,644       0.0%
#   Sanderson Farms, Inc.                      4,267    474,320       0.1%
    Seaboard Corp.                                60    240,423       0.0%
*   Seneca Foods Corp. Class A                 1,000     27,550       0.0%
*   Smart & Final Stores, Inc.                 3,900     19,890       0.0%
    SpartanNash Co.                            4,769     86,700       0.0%
#   Spectrum Brands Holdings, Inc.             2,622    189,046       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                   SHARES   VALUE+    OF NET ASSETS**
                                                   ------ ----------- ---------------
Consumer Staples -- (Continued)
*   Sprouts Farmers Market, Inc.                   21,236 $   531,537       0.1%
#*  SUPERVALU, Inc.                                 7,017     122,868       0.0%
    Sysco Corp.                                    12,620     789,255       0.1%
#   Tootsie Roll Industries, Inc.                   2,657      75,857       0.0%
#*  TreeHouse Foods, Inc.                           5,010     192,885       0.0%
    Tyson Foods, Inc. Class A                      14,633   1,025,773       0.1%
*   United Natural Foods, Inc.                      8,108     365,022       0.0%
*   US Foods Holding Corp.                         12,428     424,789       0.1%
*   USANA Health Sciences, Inc.                     4,596     485,108       0.1%
    Village Super Market, Inc. Class A              1,203      32,722       0.0%
    Walgreens Boots Alliance, Inc.                 28,225   1,875,551       0.2%
    Walmart, Inc.                                  93,595   8,279,414       0.8%
#   WD-40 Co.                                       1,970     259,843       0.0%
    Weis Markets, Inc.                              4,404     202,672       0.0%
                                                          -----------       ---
Total Consumer Staples                                     52,346,400       4.8%
                                                          -----------       ---
Energy -- (7.2%)
*   Abraxas Petroleum Corp.                        36,839     105,360       0.0%
    Adams Resources & Energy, Inc.                    617      28,259       0.0%
    Anadarko Petroleum Corp.                       19,739   1,328,829       0.1%
    Andeavor                                       18,937   2,619,366       0.3%
#*  Antero Resources Corp.                         31,884     605,796       0.1%
#   Apache Corp.                                   27,030   1,106,878       0.1%
#*  Approach Resources, Inc.                        4,800      13,344       0.0%
    Arch Coal, Inc. Class A                         4,745     383,538       0.0%
    Archrock, Inc.                                 11,871     128,207       0.0%
*   Ardmore Shipping Corp.                          1,353      10,824       0.0%
    Baker Hughes a GE Co.                           8,292     299,424       0.0%
*   Basic Energy Services, Inc.                     3,571      57,779       0.0%
*   Bonanza Creek Energy, Inc.                      1,520      46,102       0.0%
#   Bristow Group, Inc.                             6,399     102,704       0.0%
    Cabot Oil & Gas Corp.                          13,325     318,601       0.0%
#*  Callon Petroleum Co.                           34,387     478,323       0.1%
#*  CARBO Ceramics, Inc.                            2,747      24,283       0.0%
#*  Carrizo Oil & Gas, Inc.                        17,528     351,787       0.0%
#*  Centennial Resource Development, Inc. Class A  26,985     499,223       0.1%
    Cheniere Energy Partners L.P. Holdings LLC      3,584      99,994       0.0%
#*  Cheniere Energy, Inc.                           6,365     370,188       0.0%
#*  Chesapeake Energy Corp.                        10,754      31,939       0.0%
    Chevron Corp.                                  70,408   8,808,745       0.8%
    Cimarex Energy Co.                              9,531     958,723       0.1%
*   Clean Energy Fuels Corp.                       14,615      23,530       0.0%
*   Cloud Peak Energy, Inc.                        15,919      50,782       0.0%
*   CNX Resources Corp.                            21,599     320,961       0.0%
#*  Concho Resources, Inc.                          9,205   1,447,118       0.1%
    ConocoPhillips                                 32,992   2,160,976       0.2%
*   CONSOL Energy, Inc.                             2,368      74,474       0.0%
*   Contango Oil & Gas Co.                          3,481      12,984       0.0%
#*  Continental Resources, Inc.                    13,991     924,245       0.1%
#   Core Laboratories NV                            4,386     537,066       0.1%
#   CVR Energy, Inc.                                4,948     170,706       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Energy -- (Continued)
*   Dawson Geophysical Co.                3,162 $    22,766       0.0%
    Delek US Holdings, Inc.              13,202     625,379       0.1%
*   Denbury Resources, Inc.              54,446     179,127       0.0%
    Devon Energy Corp.                   40,885   1,485,352       0.1%
    DHT Holdings, Inc.                    9,539      34,627       0.0%
#*  Diamond Offshore Drilling, Inc.       8,108     149,106       0.0%
#*  Diamondback Energy, Inc.              4,894     628,634       0.1%
#*  Dorian LPG, Ltd.                      6,627      47,648       0.0%
*   Dril-Quip, Inc.                       5,719     237,053       0.0%
*   Earthstone Energy, Inc. Class A       2,192      22,424       0.0%
*   Eclipse Resources Corp.              34,062      45,302       0.0%
*   Energen Corp.                         8,465     553,950       0.1%
    EnLink Midstream LLC                 22,576     335,254       0.0%
#   Ensco P.L.C. Class A                 74,366     420,168       0.1%
    EOG Resources, Inc.                  14,822   1,751,516       0.2%
#*  EP Energy Corp. Class A              11,960      22,006       0.0%
    EQT Corp.                             5,600     281,064       0.0%
*   Era Group, Inc.                       2,969      31,323       0.0%
    Evolution Petroleum Corp.             4,359      40,539       0.0%
*   Exterran Corp.                        5,185     151,869       0.0%
#*  Extraction Oil & Gas, Inc.            7,130     100,676       0.0%
    Exxon Mobil Corp.                   159,727  12,418,774       1.2%
*   Forum Energy Technologies, Inc.      17,036     214,654       0.0%
#   Frank's International NV              8,700      60,813       0.0%
#   GasLog, Ltd.                          8,475     142,804       0.0%
#   Green Plains, Inc.                    5,506     102,412       0.0%
    Gulf Island Fabrication, Inc.         2,558      25,580       0.0%
*   Gulfport Energy Corp.                25,340     235,662       0.0%
#*  Halcon Resources Corp.               22,367     120,111       0.0%
    Hallador Energy Co.                   3,488      22,812       0.0%
    Halliburton Co.                      19,293   1,022,336       0.1%
*   Helix Energy Solutions Group, Inc.   26,378     203,638       0.0%
    Helmerich & Payne, Inc.               9,478     659,195       0.1%
#   Hess Corp.                           18,290   1,042,347       0.1%
*   HighPoint Resources Corp.            11,050      76,356       0.0%
    HollyFrontier Corp.                  18,305   1,110,930       0.1%
#*  International Seaways, Inc.           4,298      86,519       0.0%
*   ION Geophysical Corp.                 1,761      50,717       0.0%
#*  Jones Energy, Inc. Class A            1,622       1,069       0.0%
    Kinder Morgan, Inc.                  73,702   1,165,966       0.1%
*   Kosmos Energy, Ltd.                  50,775     357,456       0.0%
#*  Laredo Petroleum, Inc.               39,250     431,750       0.1%
    Marathon Oil Corp.                   45,746     834,865       0.1%
    Marathon Petroleum Corp.             32,785   2,455,924       0.2%
#*  Matador Resources Co.                16,611     543,844       0.1%
*   Matrix Service Co.                    6,791     104,581       0.0%
#*  McDermott International, Inc.        43,847     289,390       0.0%
*   Midstates Petroleum Co., Inc.           890      12,451       0.0%
*   Mitcham Industries, Inc.                900       2,934       0.0%
#   Murphy Oil Corp.                     22,020     663,022       0.1%
    Nabors Industries, Ltd.              50,361     383,247       0.0%
    NACCO Industries, Inc. Class A          500      18,425       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Energy -- (Continued)
    National Oilwell Varco, Inc.              17,715 $  685,039       0.1%
*   Natural Gas Services Group, Inc.           1,608     38,753       0.0%
*   Newfield Exploration Co.                  38,844  1,157,551       0.1%
*   Newpark Resources, Inc.                   15,130    158,865       0.0%
#*  Noble Corp. P.L.C.                        39,705    185,422       0.0%
    Noble Energy, Inc.                        32,436  1,097,310       0.1%
#   Nordic American Offshore, Ltd.                 7          8       0.0%
#   Nordic American Tankers, Ltd.                168        316       0.0%
*   Oasis Petroleum, Inc.                     42,316    466,745       0.1%
    Occidental Petroleum Corp.                27,605  2,132,762       0.2%
    Oceaneering International, Inc.           15,930    338,353       0.0%
*   Oil States International, Inc.            10,349    372,047       0.0%
    ONEOK, Inc.                               20,679  1,245,289       0.1%
*   Overseas Shipholding Group, Inc. Class A   7,143     26,643       0.0%
*   Pacific Ethanol, Inc.                      4,800     16,800       0.0%
    Panhandle Oil and Gas, Inc. Class A        1,762     34,271       0.0%
*   Par Pacific Holdings, Inc.                 5,512     92,987       0.0%
*   Parker Drilling Co.                       12,579      7,930       0.0%
*   Parsley Energy, Inc. Class A              13,790    414,114       0.0%
    Patterson-UTI Energy, Inc.                19,946    427,243       0.1%
    PBF Energy, Inc. Class A                  21,061    807,268       0.1%
*   PDC Energy, Inc.                           7,673    410,812       0.0%
    Peabody Energy Corp.                      16,668    614,216       0.1%
*   Penn Virginia Corp.                        2,482    115,214       0.0%
*   PHI, Inc. Non-Voting                       1,325     16,602       0.0%
    Phillips 66                               10,471  1,165,527       0.1%
*   Pioneer Energy Services Corp.              7,534     25,992       0.0%
    Pioneer Natural Resources Co.              3,511    707,642       0.1%
*   QEP Resources, Inc.                       37,380    455,288       0.1%
#   Range Resources Corp.                      6,245     86,493       0.0%
#*  Renewable Energy Group, Inc.               4,824     62,230       0.0%
*   REX American Resources Corp.                 885     66,180       0.0%
*   RigNet, Inc.                               1,558     23,526       0.0%
*   Ring Energy, Inc.                          6,546    109,449       0.0%
*   Rowan Cos. P.L.C. Class A                 19,897    287,313       0.0%
#   RPC, Inc.                                 16,651    299,885       0.0%
*   RSP Permian, Inc.                         16,443    815,737       0.1%
#*  SandRidge Energy, Inc.                     2,796     40,654       0.0%
    Schlumberger, Ltd.                        27,889  1,912,070       0.2%
#   Scorpio Tankers, Inc.                     46,674    124,153       0.0%
*   SEACOR Holdings, Inc.                      3,070    168,359       0.0%
*   SEACOR Marine Holdings, Inc.               2,298     54,440       0.0%
#   SemGroup Corp. Class A                    13,019    327,428       0.0%
#   Ship Finance International, Ltd.           7,432    105,906       0.0%
#   SM Energy Co.                             17,395    416,610       0.0%
*   Southwestern Energy Co.                   22,128     90,725       0.0%
*   SRC Energy, Inc.                          37,957    419,045       0.1%
*   Stone Energy Corp.                         2,740     97,544       0.0%
#*  Superior Energy Services, Inc.            24,004    257,563       0.0%
    Targa Resources Corp.                     10,553    495,674       0.1%
    TechnipFMC P.L.C.                         25,172    829,669       0.1%
#   Teekay Corp.                               5,911     52,135       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE+    OF NET ASSETS**
                                                     ------ ----------- ---------------
Energy -- (Continued)
    Teekay Tankers, Ltd. Class A                      4,200 $     4,830       0.0%
*   TETRA Technologies, Inc.                         16,092      63,242       0.0%
#*  Transocean, Ltd.                                 43,493     538,008       0.1%
#*  Ultra Petroleum Corp.                            12,075      29,222       0.0%
*   Unit Corp.                                        7,877     178,650       0.0%
#   US Silica Holdings, Inc.                         13,336     401,547       0.0%
    Valero Energy Corp.                              20,945   2,323,429       0.2%
*   W&T Offshore, Inc.                               21,180     129,198       0.0%
*   Whiting Petroleum Corp.                          18,306     747,251       0.1%
    Williams Cos., Inc. (The)                        38,744     996,883       0.1%
    World Fuel Services Corp.                        11,456     245,960       0.0%
*   WPX Energy, Inc.                                 35,569     607,874       0.1%
                                                            -----------       ---
Total Energy                                                 83,153,316       7.7%
                                                            -----------       ---
Financials -- (18.7%)
    1st Constitution Bancorp                            749      16,178       0.0%
    1st Source Corp.                                  3,709     192,868       0.0%
    A-Mark Precious Metals, Inc.                      1,195      16,049       0.0%
    Access National Corp.                             1,915      53,256       0.0%
    ACNB Corp.                                          198       5,940       0.0%
    Affiliated Managers Group, Inc.                   3,228     532,168       0.1%
    Aflac, Inc.                                      32,390   1,476,012       0.1%
    Alleghany Corp.                                   1,011     580,991       0.1%
*   Allegiance Bancshares, Inc.                       1,516      61,322       0.0%
    Allstate Corp. (The)                             15,091   1,476,202       0.1%
    Ally Financial, Inc.                             44,961   1,173,482       0.1%
*   Ambac Financial Group, Inc.                       5,554      94,585       0.0%
    American Equity Investment Life Holding Co.      14,852     448,530       0.1%
    American Express Co.                             29,565   2,919,544       0.3%
    American Financial Group, Inc.                    7,475     846,319       0.1%
    American International Group, Inc.               25,069   1,403,864       0.1%
    American National Bankshares, Inc.                1,300      49,985       0.0%
    American National Insurance Co.                   1,834     221,309       0.0%
    Ameriprise Financial, Inc.                        6,377     894,119       0.1%
    Ameris Bancorp                                    4,916     254,157       0.0%
    AMERISAFE, Inc.                                   2,385     141,430       0.0%
    AmeriServ Financial, Inc.                           300       1,230       0.0%
#   Ames National Corp.                                 500      13,825       0.0%
    Amtrust Financial Services, Inc.                 28,145     362,789       0.0%
    Aon P.L.C.                                        4,819     686,563       0.1%
*   Arch Capital Group, Ltd.                          5,902     472,927       0.1%
    Argo Group International Holdings, Ltd.           4,984     291,315       0.0%
    Arrow Financial Corp.                             2,166      76,676       0.0%
    Arthur J Gallagher & Co.                          7,572     529,964       0.1%
    Artisan Partners Asset Management, Inc. Class A   7,018     225,629       0.0%
    Aspen Insurance Holdings, Ltd.                    9,693     411,468       0.0%
    Associated Banc-Corp                             11,848     313,380       0.0%
    Assurant, Inc.                                    5,785     536,964       0.1%
    Assured Guaranty, Ltd.                           10,481     380,355       0.0%
    Asta Funding, Inc.                                  271         949       0.0%
*   Atlantic Capital Bancshares, Inc.                 3,582      69,133       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Financials -- (Continued)
*   Atlanticus Holdings Corp.                     886 $     1,940       0.0%
*   Atlas Financial Holdings, Inc.              1,166      12,243       0.0%
    Axis Capital Holdings, Ltd.                 6,233     365,877       0.0%
    Baldwin & Lyons, Inc. Class B               2,066      48,138       0.0%
#   Banc of California, Inc.                    6,373     122,362       0.0%
    BancFirst Corp.                             3,990     228,028       0.0%
*   Bancorp, Inc. (The)                        11,054     114,409       0.0%
    BancorpSouth Bank                           9,973     329,608       0.0%
    Bank of America Corp.                     347,998  10,412,100       1.0%
    Bank of Commerce Holdings                     300       3,345       0.0%
#   Bank of Hawaii Corp.                        5,432     457,429       0.1%
    Bank of Marin Bancorp                       1,140      82,707       0.0%
    Bank of New York Mellon Corp. (The)        43,437   2,367,751       0.2%
    Bank of NT Butterfield & Son, Ltd. (The)    8,625     409,256       0.0%
#   Bank of the Ozarks, Inc.                   16,206     758,441       0.1%
    BankFinancial Corp.                         2,924      49,503       0.0%
    BankUnited, Inc.                           11,180     442,840       0.1%
    Bankwell Financial Group, Inc.                700      22,106       0.0%
    Banner Corp.                                5,595     321,153       0.0%
    Bar Harbor Bankshares                       1,390      40,616       0.0%
    BB&T Corp.                                 20,869   1,101,883       0.1%
    BCB Bancorp, Inc.                           1,443      22,367       0.0%
    Beneficial Bancorp, Inc.                   10,899     172,749       0.0%
*   Berkshire Hathaway, Inc. Class B           51,856  10,046,063       0.9%
    Berkshire Hills Bancorp, Inc.               7,371     279,729       0.0%
    BGC Partners, Inc. Class A                 47,111     629,403       0.1%
    BlackRock, Inc.                             4,274   2,228,891       0.2%
    Blue Hills Bancorp, Inc.                    3,822      77,682       0.0%
#*  BofI Holding, Inc.                          7,949     320,186       0.0%
    BOK Financial Corp.                         4,130     415,808       0.1%
    Boston Private Financial Holdings, Inc.    14,698     235,903       0.0%
    Bridge Bancorp, Inc.                        2,305      75,835       0.0%
#*  Brighthouse Financial, Inc.                 4,308     218,760       0.0%
    BrightSphere Investment Group P.L.C.       19,386     294,086       0.0%
    Brookline Bancorp, Inc.                    13,804     229,146       0.0%
    Brown & Brown, Inc.                        19,572     532,946       0.1%
    Bryn Mawr Bank Corp.                        2,859     127,511       0.0%
*   BSB Bancorp, Inc.                           1,168      37,668       0.0%
    C&F Financial Corp.                           500      28,950       0.0%
    Cambridge Bancorp                             338      30,082       0.0%
    Camden National Corp.                       2,329     103,198       0.0%
*   Cannae Holdings, Inc.                       9,460     195,444       0.0%
    Capital City Bank Group, Inc.               2,300      51,474       0.0%
    Capital One Financial Corp.                14,582   1,321,421       0.1%
    Capitol Federal Financial, Inc.            20,715     258,316       0.0%
    Carolina Financial Corp.                    2,718     106,573       0.0%
    Cathay General Bancorp                      8,632     345,366       0.0%
    Cboe Global Markets, Inc.                   5,235     558,993       0.1%
    CenterState Banks Corp.                    10,867     314,926       0.0%
    Central Pacific Financial Corp.             4,075     118,501       0.0%
    Central Valley Community Bancorp            1,231      25,359       0.0%
    Century Bancorp, Inc. Class A                 165      13,200       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                         SHARES   VALUE+   OF NET ASSETS**
                                         ------ ---------- ---------------
Financials -- (Continued)
    Charles Schwab Corp. (The)           28,654 $1,595,455       0.2%
    Charter Financial Corp.               2,547     59,243       0.0%
    Chemical Financial Corp.              7,318    401,685       0.0%
    Chubb, Ltd.                          14,891  2,020,262       0.2%
    Cincinnati Financial Corp.           11,200    787,808       0.1%
    CIT Group, Inc.                      12,125    642,019       0.1%
    Citigroup, Inc.                      77,655  5,301,507       0.5%
    Citizens & Northern Corp.             1,891     45,668       0.0%
    Citizens Financial Group, Inc.       33,196  1,377,302       0.1%
    Citizens Holding Co.                    160      3,568       0.0%
#*  Citizens, Inc.                        3,580     27,817       0.0%
#   City Holding Co.                      1,916    137,147       0.0%
#   Civista Bancshares, Inc.                330      7,570       0.0%
    CME Group, Inc.                       6,531  1,029,808       0.1%
    CNB Financial Corp.                   2,238     63,470       0.0%
    CNO Financial Group, Inc.            13,279    284,702       0.0%
    CoBiz Financial, Inc.                 5,967    120,235       0.0%
    Codorus Valley Bancorp, Inc.            575     16,796       0.0%
#   Cohen & Steers, Inc.                  8,771    351,717       0.0%
    Columbia Banking System, Inc.         9,571    384,850       0.0%
    Comerica, Inc.                       10,265    970,864       0.1%
#   Commerce Bancshares, Inc.            13,667    868,128       0.1%
    Community Bank System, Inc.           8,290    466,312       0.1%
*   Community Bankers Trust Corp.           100        870       0.0%
    Community Financial Corp. (The)         300     10,812       0.0%
    Community Trust Bancorp, Inc.         2,916    139,968       0.0%
    ConnectOne Bancorp, Inc.              4,301    113,546       0.0%
*   Consumer Portfolio Services, Inc.     4,008     13,707       0.0%
#*  Cowen, Inc.                           4,505     69,828       0.0%
    Crawford & Co. Class A                2,549     19,678       0.0%
    Crawford & Co. Class B                3,450     27,669       0.0%
#*  Credit Acceptance Corp.               2,711    896,907       0.1%
#   Cullen/Frost Bankers, Inc.            6,418    734,540       0.1%
*   Customers Bancorp, Inc.               5,789    166,839       0.0%
    CVB Financial Corp.                  14,531    321,862       0.0%
    Diamond Hill Investment Group, Inc.     832    162,589       0.0%
    Dime Community Bancshares, Inc.       7,365    145,459       0.0%
    Discover Financial Services          23,577  1,679,861       0.2%
    DNB Financial Corp.                     400     13,940       0.0%
    Donegal Group, Inc. Class A           3,167     44,085       0.0%
*   Donnelley Financial Solutions, Inc.   7,932    145,949       0.0%
*   E*TRADE Financial Corp.              19,854  1,204,741       0.1%
*   Eagle Bancorp, Inc.                   4,513    264,913       0.0%
    East West Bancorp, Inc.               9,011    600,313       0.1%
    Eaton Vance Corp.                     9,492    516,270       0.1%
*   eHealth, Inc.                         1,677     31,595       0.0%
    EMC Insurance Group, Inc.             2,748     71,393       0.0%
    Employers Holdings, Inc.              5,120    209,408       0.0%
#*  Encore Capital Group, Inc.            3,568    159,133       0.0%
*   Enova International, Inc.             5,913    173,251       0.0%
*   Enstar Group, Ltd.                    1,596    335,399       0.0%
    Enterprise Bancorp, Inc.                859     31,079       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                 SHARES   VALUE+   OF NET ASSETS**
                                                 ------ ---------- ---------------
Financials -- (Continued)
    Enterprise Financial Services Corp.           2,933 $  149,143       0.0%
*   Equity Bancshares, Inc. Class A               2,125     81,026       0.0%
    Erie Indemnity Co. Class A                    3,501    408,812       0.0%
    ESSA Bancorp, Inc.                            1,600     23,392       0.0%
*   Essent Group, Ltd.                           11,507    379,271       0.0%
    Evercore, Inc. Class A                        5,400    546,750       0.1%
    Everest Re Group, Ltd.                        2,614    608,199       0.1%
*   Ezcorp, Inc. Class A                          8,301    113,724       0.0%
#   FactSet Research Systems, Inc.                2,252    425,876       0.1%
    Farmers & Merchants Bancorop Inc.               266     11,733       0.0%
    Farmers Capital Bank Corp.                    1,252     62,788       0.0%
    Farmers National Banc Corp.                   4,026     59,384       0.0%
    FB Financial Corp.                            2,158     85,953       0.0%
    FBL Financial Group, Inc. Class A             3,431    266,760       0.0%
*   FCB Financial Holdings, Inc. Class A          5,802    335,356       0.0%
    Federal Agricultural Mortgage Corp. Class C   1,582    135,277       0.0%
    Federated Investors, Inc. Class B            22,558    597,110       0.1%
    Federated National Holding Co.                1,756     29,676       0.0%
    Fidelity Southern Corp.                       5,519    125,447       0.0%
    Fifth Third Bancorp                          30,461  1,010,391       0.1%
    Financial Engines, Inc.                       6,416    286,474       0.0%
    Financial Institutions, Inc.                  2,521     78,403       0.0%
    First American Financial Corp.               13,207    675,010       0.1%
*   First BanCorp(2296926)                       32,389    233,849       0.0%
    First Bancorp(2351494)                        4,770    181,975       0.0%
    First Bancorp, Inc.                           1,481     41,053       0.0%
    First Bancshares, Inc. (The)                    703     22,742       0.0%
    First Bank                                      916     12,870       0.0%
    First Busey Corp.                             7,216    213,954       0.0%
    First Business Financial Services, Inc.         989     25,704       0.0%
    First Citizens BancShares, Inc. Class A       1,422    614,716       0.1%
    First Commonwealth Financial Corp.           16,640    251,930       0.0%
    First Community Bancshares, Inc.              2,390     74,162       0.0%
    First Connecticut Bancorp, Inc.               1,932     46,561       0.0%
    First Defiance Financial Corp.                1,623     96,828       0.0%
    First Financial Bancorp                      15,220    471,059       0.1%
#   First Financial Bankshares, Inc.              8,827    437,378       0.1%
    First Financial Corp.                         1,138     48,650       0.0%
    First Financial Northwest, Inc.               1,800     30,420       0.0%
*   First Foundation, Inc.                        5,470     97,858       0.0%
    First Horizon National Corp.                 40,436    739,979       0.1%
    First Internet Bancorp                        1,237     42,305       0.0%
    First Interstate Bancsystem, Inc. Class A     5,586    226,233       0.0%
    First Merchants Corp.                         8,050    346,794       0.0%
    First Mid-Illinois Bancshares, Inc.           1,258     46,232       0.0%
    First Midwest Bancorp, Inc.                  16,234    394,649       0.0%
*   First Northwest Bancorp                       1,283     20,618       0.0%
    First of Long Island Corp. (The)              2,788     73,882       0.0%
#   First Republic Bank                           6,111    567,529       0.1%
    FirstCash, Inc.                               5,381    466,533       0.1%
*   Flagstar Bancorp, Inc.                        9,391    324,459       0.0%
    Flushing Financial Corp.                      3,863    100,090       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                   SHARES   VALUE+   OF NET ASSETS**
                                                   ------ ---------- ---------------
Financials -- (Continued)
    FNB Corp.                                      34,547 $  449,111       0.1%
    FNF Group                                      15,705    578,415       0.1%
*   Franklin Financial Network, Inc.                1,940     65,378       0.0%
    Franklin Resources, Inc.                       12,613    424,301       0.1%
    Fulton Financial Corp.                         18,006    304,301       0.0%
#   Gain Capital Holdings, Inc.                     6,727     54,892       0.0%
    GAMCO Investors, Inc. Class A                   1,540     39,501       0.0%
*   Genworth Financial, Inc. Class A               60,600    167,256       0.0%
    German American Bancorp, Inc.                   2,043     68,951       0.0%
#   Glacier Bancorp, Inc.                           7,671    284,057       0.0%
    Global Indemnity, Ltd.                          1,700     69,513       0.0%
    Goldman Sachs Group, Inc. (The)                12,060  2,874,260       0.3%
*   Great Elm Capital Group, Inc.                     619      2,414       0.0%
    Great Southern Bancorp, Inc.                    2,048    108,237       0.0%
    Great Western Bancorp, Inc.                     9,854    405,394       0.0%
*   Green Bancorp, Inc.                             5,914    133,361       0.0%
*   Green Dot Corp. Class A                         6,526    396,846       0.0%
#   Greenhill & Co., Inc.                           3,377     68,553       0.0%
*   Greenlight Capital Re, Ltd. Class A             4,400     68,200       0.0%
    Guaranty Bancorp                                3,192     90,972       0.0%
*   Hallmark Financial Services, Inc.               2,410     24,751       0.0%
    Hancock Holding Co.                             8,497    415,078       0.1%
    Hanmi Financial Corp.                           4,733    130,631       0.0%
    Hanover Insurance Group, Inc. (The)             4,230    485,815       0.1%
*   HarborOne Bancorp, Inc.                         1,495     26,297       0.0%
    Hartford Financial Services Group, Inc. (The)  23,257  1,252,157       0.1%
    HCI Group, Inc.                                 1,645     68,909       0.0%
    Heartland Financial USA, Inc.                   4,306    231,017       0.0%
    Hennessy Advisors, Inc.                         1,107     21,919       0.0%
    Heritage Commerce Corp.                         5,400     89,046       0.0%
    Heritage Financial Corp.                        3,262     96,881       0.0%
#   Heritage Insurance Holdings, Inc.               2,601     40,836       0.0%
    Hilltop Holdings, Inc.                         12,037    269,870       0.0%
    Hingham Institution for Savings                   155     31,620       0.0%
    Home Bancorp, Inc.                                500     21,675       0.0%
    Home BancShares, Inc.                          20,983    487,645       0.1%
*   HomeStreet, Inc.                                5,364    136,782       0.0%
*   HomeTrust Bancshares, Inc.                      3,038     79,292       0.0%
    Hope Bancorp, Inc.                             22,533    389,596       0.0%
    HopFed Bancorp, Inc.                                6         90       0.0%
    Horace Mann Educators Corp.                     4,956    221,533       0.0%
    Horizon Bancorp                                 3,824    109,978       0.0%
    Houlihan Lokey, Inc.                            2,978    132,521       0.0%
*   Howard Bancorp, Inc.                              644     12,236       0.0%
    Huntington Bancshares, Inc.                    79,436  1,184,391       0.1%
    Iberiabank Corp.                                5,415    405,854       0.0%
    Independence Holding Co.                        2,048     72,499       0.0%
    Independent Bank Corp.(2447821)                 3,791    274,089       0.0%
    Independent Bank Corp.(2492133)                 2,619     62,594       0.0%
    Independent Bank Group, Inc.                    4,454    318,016       0.0%
    Infinity Property & Casualty Corp.              1,657    218,724       0.0%
    Interactive Brokers Group, Inc. Class A        15,444  1,145,945       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE+    OF NET ASSETS**
                                                 ------- ----------- ---------------
Financials -- (Continued)
    Intercontinental Exchange, Inc.               20,771 $ 1,505,067       0.2%
    International Bancshares Corp.                10,710     426,258       0.1%
*   INTL. FCStone, Inc.                            2,667     119,535       0.0%
    Invesco, Ltd.                                 32,741     948,507       0.1%
    Investar Holding Corp.                           501      12,750       0.0%
    Investment Technology Group, Inc.              5,700     115,254       0.0%
    Investors Bancorp, Inc.                       29,874     399,415       0.0%
    Investors Title Co.                              166      32,320       0.0%
    James River Group Holdings, Ltd.               4,319     156,866       0.0%
    Janus Henderson Group P.L.C.                  15,070     476,061       0.1%
    JPMorgan Chase & Co.                         148,732  16,179,067       1.5%
    Kearny Financial Corp.                        14,864     208,839       0.0%
    Kemper Corp.                                   7,123     480,802       0.1%
    KeyCorp                                       35,223     701,642       0.1%
    Kingstone Cos., Inc.                             707      12,090       0.0%
    Kinsale Capital Group, Inc.                      300      15,465       0.0%
    Ladenburg Thalmann Financial Services, Inc.   20,093      66,709       0.0%
    Lakeland Bancorp, Inc.                         6,960     135,720       0.0%
    Lakeland Financial Corp.                       2,940     139,709       0.0%
    Lazard, Ltd. Class A                          19,922   1,084,155       0.1%
    LCNB Corp.                                       700      13,090       0.0%
    LegacyTexas Financial Group, Inc.              6,265     257,304       0.0%
    Legg Mason, Inc.                               8,726     346,422       0.0%
#*  LendingClub Corp.                             63,131     169,822       0.0%
#*  LendingTree, Inc.                                680     162,112       0.0%
    Leucadia National Corp.                       22,577     542,751       0.1%
    Lincoln National Corp.                        14,045     992,139       0.1%
    Live Oak Bancshares, Inc.                      3,714     104,921       0.0%
    Loews Corp.                                   16,082     843,662       0.1%
    LPL Financial Holdings, Inc.                  19,862   1,203,041       0.1%
    M&T Bank Corp.                                 3,351     610,787       0.1%
    Macatawa Bank Corp.                            4,300      45,924       0.0%
    Maiden Holdings, Ltd.                         11,028      84,364       0.0%
    Manning & Napier, Inc.                         1,962       6,082       0.0%
*   Markel Corp.                                     927   1,047,547       0.1%
    MarketAxess Holdings, Inc.                     1,600     317,808       0.0%
    Marlin Business Services Corp.                 1,780      48,772       0.0%
    Marsh & McLennan Cos., Inc.                   12,524   1,020,706       0.1%
    MB Financial, Inc.                             8,599     366,489       0.0%
#*  MBIA, Inc.                                    17,849     152,073       0.0%
    MBT Financial Corp.                            3,354      34,127       0.0%
    Mercantile Bank Corp.                          2,362      83,379       0.0%
#   Mercury General Corp.                          9,144     418,155       0.1%
    Meridian Bancorp, Inc.                         7,448     140,767       0.0%
    Meta Financial Group, Inc.                     1,649     183,286       0.0%
    MetLife, Inc.                                 30,227   1,440,921       0.1%
*   MGIC Investment Corp.                         12,754     127,795       0.0%
    MidSouth Bancorp, Inc.                         1,200      16,740       0.0%
    MidWestOne Financial Group, Inc.               1,517      48,954       0.0%
    Moelis & Co. Class A                           3,784     203,579       0.0%
    Moody's Corp.                                  3,150     510,930       0.1%
    Morgan Stanley                                48,891   2,523,753       0.2%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                      SHARES   VALUE+   OF NET ASSETS**
                                                      ------ ---------- ---------------
Financials -- (Continued)
           Morningstar, Inc.                           5,558 $  603,488       0.1%
           MSCI, Inc.                                  5,105    764,882       0.1%
           MutualFirst Financial, Inc.                   500     18,375       0.0%
           Nasdaq, Inc.                                9,599    847,784       0.1%
           National Bank Holdings Corp. Class A        4,328    152,259       0.0%
#          National Bankshares, Inc.                     518     23,750       0.0%
*          National Commerce Corp.                     1,258     54,471       0.0%
           National General Holdings Corp.            16,172    416,752       0.1%
           National Western Life Group, Inc. Class A     548    173,941       0.0%
#*         Nationstar Mortgage Holdings, Inc.          8,591    154,810       0.0%
           Navient Corp.                              37,660    499,372       0.1%
           Navigators Group, Inc. (The)                4,910    277,415       0.0%
           NBT Bancorp, Inc.                           6,629    242,224       0.0%
           Nelnet, Inc. Class A                        4,956    261,726       0.0%
#          New York Community Bancorp, Inc.           38,091    452,521       0.1%
(degrees)  NewStar Financial, Inc.                     6,871      3,382       0.0%
*          Nicholas Financial, Inc.                      801      7,001       0.0%
*          Nicolet Bankshares, Inc.                      820     45,567       0.0%
*          NMI Holdings, Inc. Class A                  9,063    125,523       0.0%
           Northern Trust Corp.                        7,888    842,044       0.1%
           Northfield Bancorp, Inc.                    7,207    114,159       0.0%
           Northrim BanCorp, Inc.                        900     31,680       0.0%
           Northwest Bancshares, Inc.                 16,129    267,741       0.0%
           OceanFirst Financial Corp.                  7,183    193,797       0.0%
#*         Ocwen Financial Corp.                      14,518     58,943       0.0%
           OFG Bancorp                                 6,578     88,803       0.0%
           Old Line Bancshares, Inc.                   1,300     44,265       0.0%
           Old National Bancorp                       26,438    454,734       0.1%
           Old Republic International Corp.           26,112    532,685       0.1%
           Old Second Bancorp, Inc.                    2,390     34,177       0.0%
*          On Deck Capital, Inc.                      10,484     55,041       0.0%
*          OneMain Holdings, Inc.                     20,348    627,736       0.1%
           Oppenheimer Holdings, Inc. Class A          1,497     40,194       0.0%
           Opus Bank                                   5,305    149,601       0.0%
           Oritani Financial Corp.                     6,197     94,814       0.0%
           Orrstown Financial Services, Inc.             909     23,952       0.0%
*          Pacific Mercantile Bancorp                  2,550     23,843       0.0%
*          Pacific Premier Bancorp, Inc.               7,476    297,171       0.0%
           PacWest Bancorp                             9,937    509,172       0.1%
           Park National Corp.                         2,023    218,241       0.0%
           Peapack Gladstone Financial Corp.           2,129     70,342       0.0%
           Penns Woods Bancorp, Inc.                     829     36,062       0.0%
*          PennyMac Financial Services, Inc. Class A   5,123    105,534       0.0%
           People's United Financial, Inc.            29,418    538,055       0.1%
           People's Utah Bancorp                       1,400     44,590       0.0%
           Peoples Bancorp, Inc.                       2,534     90,869       0.0%
           Peoples Financial Services Corp.              400     18,760       0.0%
*          PHH Corp.                                   7,228     76,689       0.0%
           Pinnacle Financial Partners, Inc.           7,496    480,119       0.1%
           Piper Jaffray Cos.                          1,000     70,050       0.0%
           PJT Partners, Inc. Class A                  2,260    125,407       0.0%
           PNC Financial Services Group, Inc. (The)   13,631  1,984,810       0.2%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                      SHARES   VALUE+   OF NET ASSETS**
                                                      ------ ---------- ---------------
Financials -- (Continued)
    Popular, Inc.                                      9,432 $  436,607       0.1%
#*  PRA Group, Inc.                                    6,971    248,168       0.0%
    Preferred Bank                                     1,595    101,665       0.0%
    Premier Financial Bancorp, Inc.                    1,519     29,894       0.0%
    Primerica, Inc.                                    7,904    764,712       0.1%
    Principal Financial Group, Inc.                   23,225  1,375,384       0.1%
    ProAssurance Corp.                                 8,812    416,808       0.1%
    Progressive Corp. (The)                           22,292  1,343,985       0.1%
    Prosperity Bancshares, Inc.                        6,021    432,127       0.1%
    Provident Financial Holdings, Inc.                 1,300     23,855       0.0%
    Provident Financial Services, Inc.                10,398    271,596       0.0%
    Prudential Bancorp, Inc.                             845     15,438       0.0%
    Prudential Financial, Inc.                        12,165  1,293,383       0.1%
    Pzena Investment Management, Inc. Class A          1,300     11,388       0.0%
    QCR Holdings, Inc.                                 1,925     87,106       0.0%
    Radian Group, Inc.                                10,400    148,720       0.0%
    Raymond James Financial, Inc.                      9,046    811,878       0.1%
*   Regional Management Corp.                          1,515     49,798       0.0%
    Regions Financial Corp.                           74,108  1,385,820       0.1%
    Reinsurance Group of America, Inc.                 4,547    679,322       0.1%
    RenaissanceRe Holdings, Ltd.                       3,437    467,569       0.1%
    Renasant Corp.                                     8,029    363,152       0.0%
    Republic Bancorp, Inc. Class A                     2,487    104,877       0.0%
*   Republic First Bancorp, Inc.                       1,200      9,960       0.0%
    Riverview Bancorp, Inc.                              100        939       0.0%
#   RLI Corp.                                          4,557    288,367       0.0%
    S&P Global, Inc.                                   6,581  1,241,177       0.1%
    S&T Bancorp, Inc.                                  5,693    242,977       0.0%
*   Safeguard Scientifics, Inc.                        1,519     19,671       0.0%
    Safety Insurance Group, Inc.                       2,190    175,200       0.0%
    Sandy Spring Bancorp, Inc.                         5,185    205,482       0.0%
    Santander Consumer USA Holdings, Inc.             51,149    943,699       0.1%
*   Seacoast Banking Corp. of Florida                  3,832    105,878       0.0%
    SEI Investments Co.                                5,416    342,454       0.0%
    Selective Insurance Group, Inc.                    6,923    409,842       0.0%
    ServisFirst Bancshares, Inc.                       6,182    259,397       0.0%
    Shore Bancshares, Inc.                             1,532     27,714       0.0%
    SI Financial Group, Inc.                           1,043     14,915       0.0%
    Sierra Bancorp                                     1,944     54,160       0.0%
*   Signature Bank                                     3,262    414,763       0.1%
    Silvercrest Asset Management Group, Inc. Class A     800     12,320       0.0%
    Simmons First National Corp. Class A              15,006    453,181       0.1%
*   SLM Corp.                                         57,783    663,349       0.1%
    South State Corp.                                  5,318    460,273       0.1%
*   Southern First Bancshares, Inc.                      700     32,095       0.0%
    Southern Missouri Bancorp, Inc.                      512     17,869       0.0%
    Southern National Bancorp of Virginia, Inc.        1,622     26,358       0.0%
    Southside Bancshares, Inc.                         5,011    174,533       0.0%
    State Auto Financial Corp.                         6,270    195,812       0.0%
    State Bank Financial Corp.                         5,995    188,902       0.0%
    State Street Corp.                                 9,432    941,125       0.1%
    Sterling Bancorp                                  27,966    664,192       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                            SHARES   VALUE+   OF NET ASSETS**
                                            ------ ---------- ---------------
Financials -- (Continued)
    Stewart Information Services Corp.       3,962 $  165,255       0.0%
    Stifel Financial Corp.                   6,779    395,080       0.0%
    Stock Yards Bancorp, Inc.                2,400     89,880       0.0%
    Summit Financial Group, Inc.             1,249     31,287       0.0%
    SunTrust Banks, Inc.                    13,593    908,012       0.1%
*   SVB Financial Group                      3,649  1,093,277       0.1%
    Synchrony Financial                     33,402  1,107,944       0.1%
    Synovus Financial Corp.                 14,513    758,595       0.1%
    T Rowe Price Group, Inc.                20,050  2,282,091       0.2%
    TCF Financial Corp.                     23,656    587,378       0.1%
    TD Ameritrade Holding Corp.             12,861    747,095       0.1%
    Territorial Bancorp, Inc.                1,300     39,572       0.0%
*   Texas Capital Bancshares, Inc.           5,537    546,225       0.1%
    TFS Financial Corp.                     10,988    163,831       0.0%
*   Third Point Reinsurance, Ltd.           10,959    145,755       0.0%
    Timberland Bancorp, Inc.                   500     16,325       0.0%
    Tiptree, Inc.                            5,339     33,903       0.0%
    Tompkins Financial Corp.                 1,833    142,424       0.0%
    Torchmark Corp.                          5,617    487,219       0.1%
    Towne Bank                              11,038    330,036       0.0%
    Travelers Cos., Inc. (The)              15,046  1,980,054       0.2%
    Trico Bancshares                         3,256    121,677       0.0%
*   TriState Capital Holdings, Inc.          3,588     89,700       0.0%
*   Triumph Bancorp, Inc.                    3,022    117,405       0.0%
    TrustCo Bank Corp. NY                   13,664    116,827       0.0%
    Trustmark Corp.                         11,548    361,568       0.0%
    U.S. Bancorp.                           51,172  2,581,627       0.3%
    UMB Financial Corp.                      4,979    381,292       0.0%
    Umpqua Holdings Corp.                   21,247    500,579       0.1%
    Union Bankshares Corp.                  10,391    392,884       0.0%
#   United Bankshares, Inc.                  7,298    247,767       0.0%
    United Community Banks, Inc.            12,024    383,926       0.0%
    United Community Financial Corp.         6,434     65,176       0.0%
    United Financial Bancorp, Inc.           8,746    144,571       0.0%
    United Fire Group, Inc.                  3,389    170,433       0.0%
    United Insurance Holdings Corp.          5,579    105,220       0.0%
    United Security Bancshares                 402      4,462       0.0%
    Universal Insurance Holdings, Inc.       6,041    196,030       0.0%
    Univest Corp. of Pennsylvania            4,401    126,529       0.0%
    Unum Group                              15,269    738,714       0.1%
    Validus Holdings, Ltd.                   6,648    450,535       0.1%
#   Valley National Bancorp                 23,277    292,126       0.0%
    Value Line, Inc.                           213      4,149       0.0%
*   Veritex Holdings, Inc.                   2,413     69,301       0.0%
    Virtu Financial, Inc. Class A            7,130    256,680       0.0%
    Virtus Investment Partners, Inc.         1,053    121,464       0.0%
    Voya Financial, Inc.                    11,772    616,264       0.1%
#   Waddell & Reed Financial, Inc. Class A  12,818    259,436       0.0%
    Walker & Dunlop, Inc.                    6,136    350,427       0.0%
    Washington Federal, Inc.                 8,533    270,923       0.0%
    Washington Trust Bancorp, Inc.           2,152    119,221       0.0%
    Waterstone Financial, Inc.               4,026     69,046       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
Financials -- (Continued)
    Webster Financial Corp.                     9,873 $    594,256       0.1%
    Wells Fargo & Co.                         195,244   10,144,878       0.9%
    WesBanco, Inc.                              7,391      323,726       0.0%
    West Bancorporation, Inc.                   1,799       43,806       0.0%
#   Westamerica Bancorporation                  3,633      202,758       0.0%
*   Western Alliance Bancorp                   12,318      726,516       0.1%
    Western New England Bancorp, Inc.           3,241       35,003       0.0%
    Westwood Holdings Group, Inc.               1,130       65,517       0.0%
    White Mountains Insurance Group, Ltd.         398      344,385       0.0%
    Willis Towers Watson P.L.C.                 4,427      657,454       0.1%
    Wintrust Financial Corp.                    6,059      541,978       0.1%
    WisdomTree Investments, Inc.               12,160      128,531       0.0%
*   WMIH Corp.                                  5,650        7,741       0.0%
*   World Acceptance Corp.                      1,307      133,967       0.0%
#   WR Berkley Corp.                            8,250      615,120       0.1%
    WSFS Financial Corp.                        4,447      222,795       0.0%
    XL Group, Ltd.                             11,691      649,903       0.1%
    Zions Bancorporation                       13,606      744,928       0.1%
                                                      ------------      ----
Total Financials                                       215,632,523      19.9%
                                                      ------------      ----
Health Care -- (6.6%)
    Abaxis, Inc.                                2,536      168,822       0.0%
    Abbott Laboratories                        22,757    1,322,864       0.1%
*   ABIOMED, Inc.                               1,360      409,292       0.1%
#*  Acadia Healthcare Co., Inc.                11,143      396,468       0.1%
#*  Accuray, Inc.                              13,657       68,285       0.0%
    Aceto Corp.                                 3,079        7,759       0.0%
*   Achillion Pharmaceuticals, Inc.            21,184       79,864       0.0%
#*  Aclaris Therapeutics, Inc.                    932       16,543       0.0%
*   Acorda Therapeutics, Inc.                   6,805      157,196       0.0%
*   Addus HomeCare Corp.                        1,312       68,880       0.0%
#*  Aduro Biotech, Inc.                         2,163       14,925       0.0%
*   Adverum Biotechnologies, Inc.               2,858       17,863       0.0%
    Aetna, Inc.                                 8,935    1,599,812       0.2%
#*  Agios Pharmaceuticals, Inc.                   965       80,973       0.0%
*   Akorn, Inc.                                15,300      220,779       0.0%
#*  Alder Biopharmaceuticals, Inc.              3,996       56,743       0.0%
*   Alexion Pharmaceuticals, Inc.               3,764      442,759       0.1%
*   Align Technology, Inc.                      2,661      664,851       0.1%
#*  Alkermes P.L.C.                             2,264      100,227       0.0%
*   Allscripts Healthcare Solutions, Inc.      24,653      286,468       0.0%
#*  Alnylam Pharmaceuticals, Inc.               1,454      137,447       0.0%
#*  AMAG Pharmaceuticals, Inc.                  4,511       92,701       0.0%
#*  Amedisys, Inc.                              3,520      232,637       0.0%
*   American Renal Associates Holdings, Inc.    3,773       55,274       0.0%
    AmerisourceBergen Corp.                    10,435      945,202       0.1%
    Amgen, Inc.                                23,111    4,032,407       0.4%
#*  AMN Healthcare Services, Inc.               9,797      654,929       0.1%
*   Amphastar Pharmaceuticals, Inc.             4,515       86,191       0.0%
    Analogic Corp.                              1,710      142,101       0.0%
*   AngioDynamics, Inc.                         5,619      108,896       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                        SHARES   VALUE+   OF NET ASSETS**
                                        ------ ---------- ---------------
Health Care -- (Continued)
*   Anika Therapeutics, Inc.             2,097 $   92,289       0.0%
    Anthem, Inc.                         9,465  2,233,645       0.2%
*   Applied Genetic Technologies Corp.     868      3,971       0.0%
*   Aptevo Therapeutics, Inc.            1,916      8,488       0.0%
*   Aratana Therapeutics, Inc.             479      2,467       0.0%
*   Ardelyx, Inc.                        2,640     12,672       0.0%
#*  Assembly Biosciences, Inc.              58      2,522       0.0%
*   athenahealth, Inc.                   2,881    352,836       0.0%
    Atrion Corp.                           296    184,142       0.0%
*   Avexis, Inc.                           533    113,348       0.0%
    Baxter International, Inc.           6,394    444,383       0.1%
#*  BioMarin Pharmaceutical, Inc.        3,946    329,530       0.0%
#*  BioScrip, Inc.                       8,098     21,298       0.0%
*   BioSpecifics Technologies Corp.      1,201     50,946       0.0%
*   BioTelemetry, Inc.                   2,116     80,831       0.0%
#*  Bluebird Bio, Inc.                   1,728    294,019       0.0%
*   Boston Scientific Corp.             28,039    805,280       0.1%
#*  Bovie Medical Corp.                    200        698       0.0%
*   Brookdale Senior Living, Inc.       29,658    214,724       0.0%
    Bruker Corp.                        14,014    413,833       0.1%
*   Cambrex Corp.                        6,933    367,102       0.0%
    Cantel Medical Corp.                 3,345    374,874       0.0%
*   Capital Senior Living Corp.          2,106     24,746       0.0%
    Cardinal Health, Inc.               18,239  1,170,397       0.1%
*   Celldex Therapeutics, Inc.           8,800      6,512       0.0%
*   Centene Corp.                       10,869  1,180,156       0.1%
*   Cerner Corp.                         9,914    577,491       0.1%
#   Chemed Corp.                         1,509    465,104       0.1%
*   ChemoCentryx, Inc.                   1,800     19,674       0.0%
    Cigna Corp.                         12,494  2,146,719       0.2%
*   Civitas Solutions, Inc.              6,186     88,151       0.0%
    Computer Programs & Systems, Inc.      864     25,790       0.0%
*   Concert Pharmaceuticals, Inc.        4,356     79,497       0.0%
    CONMED Corp.                         2,606    169,468       0.0%
*   CorVel Corp.                         3,700    181,485       0.0%
*   Cotiviti Holdings, Inc.              6,274    216,704       0.0%
*   Cross Country Healthcare, Inc.       2,841     35,740       0.0%
*   CryoLife, Inc.                       3,483     78,193       0.0%
#*  Cumberland Pharmaceuticals, Inc.     1,600     10,384       0.0%
*   Cutera, Inc.                         1,041     52,206       0.0%
    CVS Health Corp.                    47,997  3,351,631       0.3%
*   Cytokinetics, Inc.                   3,482     28,901       0.0%
*   DaVita, Inc.                        16,322  1,024,858       0.1%
    DENTSPLY SIRONA, Inc.               10,044    505,615       0.1%
*   Depomed, Inc.                        8,079     50,736       0.0%
#*  DexCom, Inc.                           979     71,643       0.0%
    Digirad Corp.                        2,900      4,350       0.0%
#*  Diplomat Pharmacy, Inc.              9,609    209,380       0.0%
*   Edwards Lifesciences Corp.           3,633    462,699       0.1%
*   Emergent BioSolutions, Inc.          6,778    351,507       0.0%
*   Enanta Pharmaceuticals, Inc.         2,233    207,781       0.0%
    Encompass Health Corp.              21,050  1,280,261       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                          SHARES   VALUE+   OF NET ASSETS**
                                          ------ ---------- ---------------
Health Care -- (Continued)
    Ensign Group, Inc. (The)               8,378 $  233,495       0.0%
#*  Envision Healthcare Corp.              7,725    287,138       0.0%
#*  Esperion Therapeutics, Inc.            2,570    179,926       0.0%
#*  Evolent Health, Inc. Class A           9,071    149,672       0.0%
#*  Exact Sciences Corp.                   1,505     75,265       0.0%
*   Exelixis, Inc.                        22,286    463,995       0.1%
*   Express Scripts Holding Co.           36,624  2,772,437       0.3%
*   Five Star Senior Living, Inc.            859      1,031       0.0%
*   FONAR Corp.                            1,170     33,287       0.0%
    Gilead Sciences, Inc.                 52,519  3,793,447       0.4%
*   Globus Medical, Inc. Class A           5,985    306,372       0.0%
*   Haemonetics Corp.                      4,699    366,710       0.0%
#*  Halozyme Therapeutics, Inc.           12,193    230,813       0.0%
*   Halyard Health, Inc.                   8,030    380,381       0.0%
#*  HealthEquity, Inc.                     1,797    118,009       0.0%
    HealthStream, Inc.                     2,844     65,952       0.0%
#*  Henry Schein, Inc.                     8,836    671,536       0.1%
*   Heska Corp.                              826     67,418       0.0%
    Hill-Rom Holdings, Inc.               11,264    966,789       0.1%
*   HMS Holdings Corp.                     9,021    162,468       0.0%
*   Hologic, Inc.                         27,901  1,082,280       0.1%
*   Horizon Pharma P.L.C.                 19,518    258,418       0.0%
    Humana, Inc.                           7,185  2,113,683       0.2%
*   ICU Medical, Inc.                      1,689    425,121       0.1%
*   IDEXX Laboratories, Inc.               2,828    550,018       0.1%
*   Impax Laboratories, Inc.               8,300    156,040       0.0%
#*  Incyte Corp.                             900     55,746       0.0%
#*  Innoviva, Inc.                        11,473    166,359       0.0%
*   Inogen, Inc.                           1,168    164,197       0.0%
#*  Inovalon Holdings, Inc. Class A        2,672     28,190       0.0%
*   Insulet Corp.                          1,301    111,886       0.0%
*   Integer Holdings Corp.                 4,638    254,626       0.0%
#*  Integra LifeSciences Holdings Corp.    6,178    380,750       0.0%
*   Intuitive Surgical, Inc.               1,089    480,009       0.1%
#   Invacare Corp.                         4,684     85,249       0.0%
#*  Ionis Pharmaceuticals, Inc.            1,496     64,373       0.0%
*   IQVIA Holdings, Inc.                   9,790    937,490       0.1%
*   Jazz Pharmaceuticals P.L.C.            4,407    670,040       0.1%
*   Karyopharm Therapeutics, Inc.          3,469     45,375       0.0%
*   Kindred Biosciences, Inc.              4,043     36,993       0.0%
    Kindred Healthcare, Inc.              12,757    113,537       0.0%
*   Laboratory Corp. of America Holdings   6,563  1,120,632       0.1%
#*  Lannett Co., Inc.                      1,300     20,280       0.0%
*   Lantheus Holdings, Inc.                5,434     96,725       0.0%
    LeMaitre Vascular, Inc.                1,973     62,051       0.0%
*   LHC Group, Inc.                        4,148    308,694       0.0%
*   LivaNova P.L.C.                        5,324    472,665       0.1%
    Luminex Corp.                          6,640    141,764       0.0%
*   MacroGenics, Inc.                      1,300     29,978       0.0%
*   Magellan Health, Inc.                  4,058    340,263       0.0%
#*  Mallinckrodt P.L.C.                    4,288     55,744       0.0%
*   Masimo Corp.                           4,163    373,546       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                        SHARES   VALUE+   OF NET ASSETS**
                                        ------ ---------- ---------------
Health Care -- (Continued)
    McKesson Corp.                       9,842 $1,537,419       0.2%
#*  Medidata Solutions, Inc.               800     57,088       0.0%
#*  Medpace Holdings, Inc.               2,794    103,350       0.0%
    Medtronic P.L.C.                    28,643  2,295,164       0.2%
#*  Melinta Therapeutics, Inc.           1,786     12,145       0.0%
#   Meridian Bioscience, Inc.            7,966    116,304       0.0%
*   Merit Medical Systems, Inc.          5,423    263,016       0.0%
*   Mettler-Toledo International, Inc.   1,335    747,507       0.1%
#*  MiMedx Group, Inc.                   1,700     13,957       0.0%
#*  Mirati Therapeutics, Inc.            2,200     67,760       0.0%
#*  Molina Healthcare, Inc.              5,064    421,578       0.1%
*   Momenta Pharmaceuticals, Inc.        7,823    162,718       0.0%
*   Myriad Genetics, Inc.                8,560    242,162       0.0%
#*  NantKwest, Inc.                      3,700     14,430       0.0%
    National HealthCare Corp.            2,006    122,928       0.0%
    National Research Corp.              2,270     74,229       0.0%
*   Natus Medical, Inc.                  3,052    100,869       0.0%
*   Nektar Therapeutics                    750     62,745       0.0%
*   Neogen Corp.                         1,490    101,544       0.0%
#*  NeoGenomics, Inc.                    5,221     50,017       0.0%
#*  Neurocrine Biosciences, Inc.         1,450    117,566       0.0%
#*  NewLink Genetics Corp.                 540      2,462       0.0%
*   NuVasive, Inc.                       7,399    393,701       0.0%
*   Nuvectra Corp.                         663      8,539       0.0%
*   Omnicell, Inc.                       4,040    174,124       0.0%
#*  OPKO Health, Inc.                   18,190     55,298       0.0%
*   OraSure Technologies, Inc.           4,389     77,817       0.0%
*   Orthofix International NV            2,488    151,818       0.0%
*   Otonomy, Inc.                        4,367     16,376       0.0%
#   Owens & Minor, Inc.                  9,088    147,680       0.0%
#   Patterson Cos., Inc.                12,254    285,273       0.0%
#*  PDL BioPharma, Inc.                 20,904     61,040       0.0%
#*  Penumbra, Inc.                         413     51,357       0.0%
    Phibro Animal Health Corp. Class A   2,018     85,361       0.0%
*   PRA Health Sciences, Inc.            6,179    507,728       0.1%
#*  Premier, Inc. Class A                7,914    261,083       0.0%
#*  Prestige Brands Holdings, Inc.       6,409    188,681       0.0%
*   Providence Service Corp. (The)       1,714    130,058       0.0%
*   Quality Systems, Inc.                7,770    104,351       0.0%
    Quest Diagnostics, Inc.             10,539  1,066,547       0.1%
*   Quidel Corp.                         2,907    164,827       0.0%
*   R1 RCM, Inc.                        12,516     92,994       0.0%
*   RadNet, Inc.                         4,821     63,878       0.0%
*   Regeneron Pharmaceuticals, Inc.        968    293,962       0.0%
*   Repligen Corp.                       3,755    138,935       0.0%
    ResMed, Inc.                         5,127    485,219       0.1%
#*  Retrophin, Inc.                      4,500    112,950       0.0%
*   RTI Surgical, Inc.                   9,786     43,058       0.0%
#*  Sage Therapeutics, Inc.                553     79,588       0.0%
*   SeaSpine Holdings Corp.                959     11,038       0.0%
#*  Seattle Genetics, Inc.               1,433     73,355       0.0%
*   Select Medical Holdings Corp.       23,947    432,243       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE+    OF NET ASSETS**
                                         ------ ----------- ---------------
Health Care -- (Continued)
    Simulations Plus, Inc.                2,208 $    36,322       0.0%
*   Spectrum Pharmaceuticals, Inc.        6,657     105,979       0.0%
#*  Stemline Therapeutics, Inc.           3,016      51,875       0.0%
#   STERIS P.L.C.                         3,491     329,969       0.0%
    Stryker Corp.                         5,476     927,744       0.1%
*   Supernus Pharmaceuticals, Inc.        6,915     324,314       0.0%
*   Surmodics, Inc.                       1,299      48,518       0.0%
*   Syneos Health, Inc.                   8,741     333,032       0.0%
    Teleflex, Inc.                        1,856     497,185       0.1%
*   Tetraphase Pharmaceuticals, Inc.      2,427       7,815       0.0%
*   Tivity Health, Inc.                   6,738     242,231       0.0%
*   Triple-S Management Corp. Class B     2,795      79,238       0.0%
*   United Therapeutics Corp.             7,208     793,673       0.1%
    US Physical Therapy, Inc.             1,720     156,950       0.0%
    Utah Medical Products, Inc.             296      30,059       0.0%
*   Varex Imaging Corp.                   5,401     194,382       0.0%
*   Varian Medical Systems, Inc.          3,418     395,087       0.1%
*   Veeva Systems, Inc. Class A           2,151     150,850       0.0%
*   Vertex Pharmaceuticals, Inc.          1,325     202,937       0.0%
*   Waters Corp.                          2,974     560,331       0.1%
*   WellCare Health Plans, Inc.           3,081     632,098       0.1%
    West Pharmaceutical Services, Inc.    5,074     447,578       0.1%
*   Xencor, Inc.                          1,836      53,226       0.0%
    Zimmer Biomet Holdings, Inc.          3,483     401,137       0.1%
    Zoetis, Inc.                         12,420   1,036,822       0.1%
#*  Zogenix, Inc.                         3,571     140,340       0.0%
                                                -----------       ---
Total Health Care                                76,305,227       7.0%
                                                -----------       ---
Industrials -- (12.4%)
    3M Co.                               14,850   2,886,691       0.3%
    AAON, Inc.                            8,345     283,730       0.0%
    AAR Corp.                             5,716     247,503       0.0%
    ABM Industries, Inc.                 11,174     347,847       0.0%
*   Acacia Research Corp.                 2,366       8,636       0.0%
    ACCO Brands Corp.                    18,062     217,647       0.0%
#   Actuant Corp. Class A                 6,617     155,830       0.0%
#   Acuity Brands, Inc.                   2,912     348,770       0.0%
    Advanced Drainage Systems, Inc.       8,910     224,532       0.0%
*   AECOM                                15,988     550,627       0.1%
*   Aegion Corp.                          5,936     134,688       0.0%
    AGCO Corp.                            9,883     619,466       0.1%
    Air Lease Corp.                      15,128     630,686       0.1%
*   Air Transport Services Group, Inc.   14,474     292,954       0.0%
    Aircastle, Ltd.                      12,104     237,238       0.0%
    Alamo Group, Inc.                     1,500     164,205       0.0%
#   Alaska Air Group, Inc.               14,000     909,020       0.1%
    Albany International Corp. Class A    4,145     245,177       0.0%
#   Allegiant Travel Co.                  2,540     407,035       0.1%
    Allegion P.L.C.                       4,755     366,991       0.0%
    Allied Motion Technologies, Inc.      1,625      64,789       0.0%
    Allison Transmission Holdings, Inc.  14,166     552,332       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES   VALUE+   OF NET ASSETS**
                                           ------ ---------- ---------------
Industrials -- (Continued)
    Altra Industrial Motion Corp.           4,648 $  193,589       0.0%
    AMERCO                                  1,383    466,790       0.1%
*   Ameresco, Inc. Class A                  3,516     41,665       0.0%
#   American Airlines Group, Inc.          12,510    537,054       0.1%
#   American Railcar Industries, Inc.       1,731     65,691       0.0%
*   American Woodmark Corp.                 3,415    280,713       0.0%
    AMETEK, Inc.                           14,862  1,037,368       0.1%
    AO Smith Corp.                          5,201    319,081       0.0%
#   Apogee Enterprises, Inc.                4,460    183,351       0.0%
    Applied Industrial Technologies, Inc.   6,176    394,955       0.0%
*   ARC Document Solutions, Inc.            6,764     14,881       0.0%
    ArcBest Corp.                           4,841    155,396       0.0%
    Arconic, Inc.                          16,980    302,414       0.0%
    Argan, Inc.                             2,682    107,280       0.0%
*   Armstrong Flooring, Inc.                4,306     53,179       0.0%
*   Armstrong World Industries, Inc.        7,003    392,168       0.0%
*   Arotech Corp.                           3,345     10,704       0.0%
*   ASGN, Inc.                              7,939    640,122       0.1%
    Astec Industries, Inc.                  3,697    205,405       0.0%
*   Astronics Corp.                         3,163    115,703       0.0%
*   Astronics Corp. Class B                   474     17,306       0.0%
*   Atkore International Group, Inc.        5,366     95,354       0.0%
*   Atlas Air Worldwide Holdings, Inc.      5,242    332,343       0.0%
*   Avis Budget Group, Inc.                 9,490    468,901       0.1%
*   Axon Enterprise, Inc.                   1,287     54,028       0.0%
    AZZ, Inc.                               3,233    144,030       0.0%
#*  Babcock & Wilcox Enterprises, Inc.      6,410     14,615       0.0%
    Barnes Group, Inc.                      6,560    364,277       0.0%
    Barrett Business Services, Inc.         1,545    135,218       0.0%
*   Beacon Roofing Supply, Inc.             8,793    430,417       0.1%
*   Blue Bird Corp.                         2,770     65,788       0.0%
*   BlueLinx Holdings, Inc.                   445     17,898       0.0%
*   BMC Stock Holdings, Inc.                9,777    168,653       0.0%
    Brady Corp. Class A                     6,607    240,495       0.0%
    Briggs & Stratton Corp.                 5,115     92,223       0.0%
    Brink's Co. (The)                       9,038    667,004       0.1%
*   Broadwind Energy, Inc.                  2,383      6,291       0.0%
*   Builders FirstSource, Inc.             22,567    411,396       0.1%
*   CAI International, Inc.                 3,296     74,094       0.0%
    Carlisle Cos., Inc.                     5,321    573,231       0.1%
*   Casella Waste Systems, Inc. Class A     4,849    118,849       0.0%
*   CBIZ, Inc.                              7,764    144,410       0.0%
    CECO Environmental Corp.                5,117     24,050       0.0%
#   CH Robinson Worldwide, Inc.             9,252    851,462       0.1%
*   Chart Industries, Inc.                  4,374    248,181       0.0%
#   Chicago Bridge & Iron Co. NV            7,448    112,465       0.0%
*   Cimpress NV                             2,389    343,562       0.0%
    Cintas Corp.                            5,358    912,467       0.1%
    CIRCOR International, Inc.              2,629    111,391       0.0%
*   Civeo Corp.                            17,232     57,727       0.0%
*   Clean Harbors, Inc.                     9,329    427,268       0.1%
*   Colfax Corp.                           12,101    375,252       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                  SHARES   VALUE+   OF NET ASSETS**
                                                  ------ ---------- ---------------
Industrials -- (Continued)
    Columbus McKinnon Corp.                        2,711 $   97,271       0.0%
    Comfort Systems USA, Inc.                      5,860    247,292       0.0%
*   Commercial Vehicle Group, Inc.                12,439     83,466       0.0%
*   Continental Building Products, Inc.            6,680    187,708       0.0%
    Copa Holdings SA Class A                       3,582    419,703       0.1%
*   Copart, Inc.                                  10,892    556,363       0.1%
    Costamare, Inc.                               13,178     89,479       0.0%
*   CoStar Group, Inc.                               932    341,727       0.0%
#   Covanta Holding Corp.                         21,972    327,383       0.0%
*   Covenant Transportation Group, Inc. Class A    2,890     80,198       0.0%
*   CPI Aerostructures, Inc.                       1,046      9,989       0.0%
    CRA International, Inc.                        1,211     68,385       0.0%
    Crane Co.                                      5,035    421,127       0.1%
*   CSW Industrials, Inc.                          1,972     85,486       0.0%
    CSX Corp.                                     38,881  2,309,143       0.2%
    Cummins, Inc.                                  4,923    786,991       0.1%
    Curtiss-Wright Corp.                           6,112    782,580       0.1%
    Deere & Co.                                   10,651  1,441,400       0.1%
    Delta Air Lines, Inc.                         57,970  3,027,193       0.3%
#   Deluxe Corp.                                   8,361    573,063       0.1%
    DMC Global, Inc.                               2,624    101,549       0.0%
    Donaldson Co., Inc.                           11,146    493,322       0.1%
    Douglas Dynamics, Inc.                         4,778    199,482       0.0%
    Dover Corp.                                   11,458  1,062,157       0.1%
*   Ducommun, Inc.                                 1,848     53,758       0.0%
    Dun & Bradstreet Corp. (The)                   2,523    290,927       0.0%
*   DXP Enterprises, Inc.                          1,836     66,647       0.0%
*   Dycom Industries, Inc.                         5,823    604,777       0.1%
    Eastern Co. (The)                                312      8,861       0.0%
    Eaton Corp. P.L.C.                            14,733  1,105,417       0.1%
*   Echo Global Logistics, Inc.                    5,412    147,748       0.0%
    EMCOR Group, Inc.                              9,324    686,153       0.1%
    Emerson Electric Co.                          15,554  1,032,941       0.1%
    Encore Wire Corp.                              3,557    187,276       0.0%
    EnerSys                                        5,462    374,475       0.0%
*   Engility Holdings, Inc.                        4,955    125,956       0.0%
    Ennis, Inc.                                    3,343     59,840       0.0%
    EnPro Industries, Inc.                         3,225    242,359       0.0%
    Equifax, Inc.                                  6,895    772,585       0.1%
    ESCO Technologies, Inc.                        3,134    175,034       0.0%
    Espey Manufacturing & Electronics Corp.          200      5,310       0.0%
    Essendant, Inc.                                4,286     31,888       0.0%
*   Esterline Technologies Corp.                   4,550    326,918       0.0%
    Expeditors International of Washington, Inc.  11,771    751,696       0.1%
    Exponent, Inc.                                 1,999    172,714       0.0%
#   Fastenal Co.                                  14,404    720,056       0.1%
    Federal Signal Corp.                           7,980    172,847       0.0%
    FedEx Corp.                                   15,173  3,750,766       0.4%
#   Flowserve Corp.                               10,241    454,803       0.1%
    Fluor Corp.                                    7,749    456,804       0.1%
    Forrester Research, Inc.                       3,145    125,171       0.0%
    Fortive Corp.                                  6,656    467,983       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Industrials -- (Continued)
    Fortune Brands Home & Security, Inc.      10,949 $  598,801       0.1%
    Forward Air Corp.                          4,418    238,528       0.0%
*   Franklin Covey Co.                         1,696     41,382       0.0%
    Franklin Electric Co., Inc.                5,592    229,272       0.0%
    FreightCar America, Inc.                   1,800     25,092       0.0%
*   FTI Consulting, Inc.                       5,558    324,587       0.0%
#   GATX Corp.                                 4,312    281,315       0.0%
*   Gencor Industries, Inc.                    1,048     16,296       0.0%
*   Generac Holdings, Inc.                    10,947    492,724       0.1%
#   General Cable Corp.                        3,943    116,910       0.0%
*   Genesee & Wyoming, Inc. Class A            5,894    419,653       0.1%
*   Gibraltar Industries, Inc.                 4,567    160,530       0.0%
    Global Brass & Copper Holdings, Inc.       6,453    193,590       0.0%
*   GMS, Inc.                                  6,537    203,693       0.0%
*   Golden Ocean Group, Ltd.                     744      6,012       0.0%
*   Goldfield Corp. (The)                      5,963     25,045       0.0%
    Gorman-Rupp Co. (The)                      4,380    137,882       0.0%
*   GP Strategies Corp.                        2,129     44,390       0.0%
    Graco, Inc.                                9,789    430,618       0.1%
    Graham Corp.                                 739     15,948       0.0%
    Granite Construction, Inc.                 4,878    255,510       0.0%
*   Great Lakes Dredge & Dock Corp.            8,897     40,926       0.0%
    Greenbrier Cos., Inc. (The)                2,478    108,660       0.0%
    Griffon Corp.                              7,377    146,802       0.0%
    H&E Equipment Services, Inc.               7,894    255,371       0.0%
    Hardinge, Inc.                             1,951     35,781       0.0%
*   Harsco Corp.                              14,778    302,210       0.0%
    Hawaiian Holdings, Inc.                   10,602    436,802       0.1%
*   HC2 Holdings, Inc.                         2,953     15,060       0.0%
*   HD Supply Holdings, Inc.                  16,961    656,560       0.1%
#   Healthcare Services Group, Inc.            4,968    191,914       0.0%
#   Heartland Express, Inc.                   15,098    269,197       0.0%
#   HEICO Corp.                                2,001    175,788       0.0%
    HEICO Corp. Class A                        4,107    296,320       0.0%
    Heidrick & Struggles International, Inc.   2,552     96,083       0.0%
*   Herc Holdings, Inc.                        6,636    349,385       0.0%
*   Heritage-Crystal Clean, Inc.               2,711     57,338       0.0%
    Herman Miller, Inc.                       10,980    337,086       0.0%
#*  Hertz Global Holdings, Inc.               14,418    315,754       0.0%
    Hexcel Corp.                              13,716    911,703       0.1%
*   Hill International, Inc.                   4,939     26,177       0.0%
    Hillenbrand, Inc.                         12,791    592,863       0.1%
    HNI Corp.                                  7,531    251,460       0.0%
    Honeywell International, Inc.             22,774  3,294,942       0.3%
*   Houston Wire & Cable Co.                   3,000     21,600       0.0%
*   Hub Group, Inc. Class A                    3,883    170,658       0.0%
    Hubbell, Inc.                              5,355    556,170       0.1%
*   Hudson Global, Inc.                        2,300      4,324       0.0%
#*  Hudson Technologies, Inc.                  5,402     23,661       0.0%
    Hurco Cos., Inc.                             876     38,719       0.0%
*   Huron Consulting Group, Inc.               3,546    132,798       0.0%
#*  Huttig Building Products, Inc.               812      5,043       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                SHARES   VALUE+   OF NET ASSETS**
                                                ------ ---------- ---------------
Industrials -- (Continued)
    Hyster-Yale Materials Handling, Inc.         1,249 $   88,929       0.0%
    ICF International, Inc.                      2,339    156,947       0.0%
    IDEX Corp.                                   5,424    724,972       0.1%
*   IES Holdings, Inc.                           2,130     35,997       0.0%
    Illinois Tool Works, Inc.                    7,992  1,135,024       0.1%
    Ingersoll-Rand P.L.C.                       11,702    981,681       0.1%
*   InnerWorkings, Inc.                         10,091    101,919       0.0%
*   Innovative Solutions & Support, Inc.           400      1,436       0.0%
    Insperity, Inc.                              5,336    428,214       0.1%
    Insteel Industries, Inc.                     2,607     78,288       0.0%
    Interface, Inc.                             11,789    259,358       0.0%
    ITT, Inc.                                   11,787    576,266       0.1%
    Jacobs Engineering Group, Inc.               8,068    468,670       0.1%
#   JB Hunt Transport Services, Inc.             7,052    828,116       0.1%
*   JetBlue Airways Corp.                       38,768    743,958       0.1%
    John Bean Technologies Corp.                 2,944    317,216       0.0%
    Johnson Controls International P.L.C.       33,355  1,129,734       0.1%
    Kadant, Inc.                                 1,382    127,490       0.0%
    Kaman Corp.                                  4,466    270,818       0.0%
    Kansas City Southern                         7,171    764,644       0.1%
    KAR Auction Services, Inc.                  16,377    851,440       0.1%
    KBR, Inc.                                   24,063    401,611       0.0%
    Kelly Services, Inc. Class A                 6,650    194,579       0.0%
    Kennametal, Inc.                             9,481    345,582       0.0%
#*  KeyW Holding Corp. (The)                     6,021     46,603       0.0%
    Kforce, Inc.                                 7,956    211,232       0.0%
    Kimball International, Inc. Class B          8,202    135,497       0.0%
*   Kirby Corp.                                  5,705    486,636       0.1%
*   KLX, Inc.                                    4,474    350,001       0.0%
#   Knight-Swift Transportation Holdings, Inc.  18,536    723,089       0.1%
    Knoll, Inc.                                  8,232    156,984       0.0%
    Korn/Ferry International                     7,567    404,532       0.1%
    Landstar System, Inc.                        3,930    399,485       0.0%
*   Lawson Products, Inc.                          700     16,205       0.0%
#*  Layne Christensen Co.                        1,949     27,500       0.0%
*   LB Foster Co. Class A                        1,400     32,970       0.0%
    Lennox International, Inc.                   1,866    360,828       0.0%
    Lincoln Electric Holdings, Inc.              5,539    459,017       0.1%
    Lindsay Corp.                                1,207    106,047       0.0%
    LS Starrett Co. (The) Class A                  230      1,403       0.0%
    LSC Communications, Inc.                     5,785    101,122       0.0%
    LSI Industries, Inc.                         3,205     19,647       0.0%
*   Lydall, Inc.                                 2,299    102,535       0.0%
#   Macquarie Infrastructure Corp.               7,985    302,632       0.0%
*   Manitowoc Co., Inc. (The)                    5,671    139,790       0.0%
    ManpowerGroup, Inc.                          6,019    576,139       0.1%
    Marten Transport, Ltd.                       7,874    153,543       0.0%
    Masco Corp.                                  8,831    334,430       0.0%
*   Masonite International Corp.                 5,033    305,503       0.0%
*   MasTec, Inc.                                14,685    646,140       0.1%
    Matson, Inc.                                 8,726    255,061       0.0%
    Matthews International Corp. Class A         3,915    192,422       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
 Industrials -- (Continued)
     McGrath RentCorp                          4,273 $  251,808       0.0%
 *   Mercury Systems, Inc.                     5,103    163,704       0.0%
 *   Meritor, Inc.                            17,090    332,742       0.0%
 #*  Middleby Corp. (The)                      4,212    530,038       0.1%
 *   Milacron Holdings Corp.                  11,371    205,019       0.0%
     Miller Industries, Inc.                   1,300     32,175       0.0%
 *   Mistras Group, Inc.                       3,322     64,679       0.0%
     Mobile Mini, Inc.                         6,113    256,746       0.0%
 *   Moog, Inc. Class A                        3,815    312,716       0.0%
 *   MRC Global, Inc.                          8,829    165,367       0.0%
     MSA Safety, Inc.                          2,899    251,749       0.0%
     MSC Industrial Direct Co., Inc. Class A   6,553    566,441       0.1%
     Mueller Industries, Inc.                 10,050    273,159       0.0%
     Mueller Water Products, Inc. Class A     19,035    186,353       0.0%
     Multi-Color Corp.                         3,128    203,164       0.0%
 *   MYR Group, Inc.                           2,344     70,320       0.0%
 *   Navigant Consulting, Inc.                 5,929    126,821       0.0%
 *   Navistar International Corp.              6,706    233,436       0.0%
 *   NCI Building Systems, Inc.               11,654    203,945       0.0%
 *   Nexeo Solutions, Inc.                     6,008     61,222       0.0%
     Nielsen Holdings P.L.C.                  25,641    806,409       0.1%
 *   NL Industries, Inc.                       7,700     58,905       0.0%
     NN, Inc.                                  5,147    104,484       0.0%
     Nordson Corp.                             2,727    350,692       0.0%
     Norfolk Southern Corp.                   14,114  2,024,936       0.2%
 *   Northwest Pipe Co.                        1,465     28,904       0.0%
 #*  NOW, Inc.                                16,399    198,920       0.0%
 *   NV5 Global, Inc.                          1,346     79,212       0.0%
     Old Dominion Freight Line, Inc.          10,111  1,353,458       0.1%
     Omega Flex, Inc.                          1,381     90,179       0.0%
 *   Orion Group Holdings, Inc.                3,661     22,186       0.0%
     Oshkosh Corp.                             8,932    644,533       0.1%
     Owens Corning                            10,297    674,351       0.1%
     PACCAR, Inc.                             22,871  1,456,197       0.1%
 *   PAM Transportation Services, Inc.           751     27,028       0.0%
     Park-Ohio Holdings Corp.                  1,783     67,576       0.0%
     Parker-Hannifin Corp.                     3,990    656,834       0.1%
 *   Patrick Industries, Inc.                  5,181    294,799       0.0%
 *   Patriot Transportation Holding, Inc.        133      2,407       0.0%
     Pendrell Corp.                               12      8,280       0.0%
     Pentair P.L.C.                           11,008    740,618       0.1%
 *   Performant Financial Corp.                6,812     20,572       0.0%
 *   Perma-Pipe International Holdings, Inc.     300      2,715       0.0%
 *   PGT Innovations, Inc.                    14,454    252,222       0.0%
     Pitney Bowes, Inc.                       20,722    211,779       0.0%
     Powell Industries, Inc.                   1,301     39,095       0.0%
     Preformed Line Products Co.                 428     28,783       0.0%
     Primoris Services Corp.                   8,827    225,883       0.0%
 *   Proto Labs, Inc.                          1,872    223,049       0.0%
     Quad/Graphics, Inc.                       7,683    189,847       0.0%
     Quanex Building Products Corp.            5,988    102,694       0.0%
 *   Quanta Services, Inc.                    19,264    626,080       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES   VALUE+   OF NET ASSETS**
                                               ------ ---------- ---------------
Industrials -- (Continued)
*   Radiant Logistics, Inc.                     4,889 $   17,258       0.0%
    Raven Industries, Inc.                      3,272    119,755       0.0%
*   RBC Bearings, Inc.                          1,952    227,174       0.0%
    RCM Technologies, Inc.                        300      1,560       0.0%
    Regal Beloit Corp.                          5,090    362,408       0.0%
    Republic Services, Inc.                    13,846    895,559       0.1%
    Resources Connection, Inc.                  5,098     79,784       0.0%
*   Revolution Lighting Technologies, Inc.      1,690      6,016       0.0%
*   Rexnord Corp.                              16,200    445,662       0.1%
*   Roadrunner Transportation Systems, Inc.     5,113     10,993       0.0%
    Robert Half International, Inc.             7,440    451,980       0.1%
    Rockwell Automation, Inc.                   3,198    526,167       0.1%
#   Rollins, Inc.                               5,871    284,861       0.0%
    Roper Technologies, Inc.                    1,658    438,027       0.1%
    RPX Corp.                                   5,953     64,471       0.0%
*   Rush Enterprises, Inc. Class A              4,805    196,188       0.0%
    Ryder System, Inc.                         10,547    711,184       0.1%
*   Saia, Inc.                                  4,422    292,073       0.0%
    Scorpio Bulkers, Inc.                       2,837     21,703       0.0%
#*  Sensata Technologies Holding P.L.C.        17,180    871,370       0.1%
*   SIFCO Industries, Inc.                        157        856       0.0%
    Simpson Manufacturing Co., Inc.             5,898    322,503       0.0%
#*  SiteOne Landscape Supply, Inc.              3,057    209,405       0.0%
    SkyWest, Inc.                               8,421    479,155       0.1%
#   Snap-on, Inc.                               4,087    593,637       0.1%
    Southwest Airlines Co.                     28,939  1,528,847       0.2%
*   SP Plus Corp.                               3,718    130,688       0.0%
    Spartan Motors, Inc.                        4,649     82,985       0.0%
    Spirit Aerosystems Holdings, Inc. Class A   9,933    798,315       0.1%
#*  Spirit Airlines, Inc.                      11,374    406,279       0.1%
*   SPX Corp.                                   3,976    125,801       0.0%
*   SPX FLOW, Inc.                              4,308    193,860       0.0%
    Standex International Corp.                 1,553    150,563       0.0%
    Stanley Black & Decker, Inc.                5,932    839,912       0.1%
    Steelcase, Inc. Class A                    13,030    172,648       0.0%
#*  Stericycle, Inc.                            5,116    300,360       0.0%
*   Sterling Construction Co., Inc.             2,955     32,889       0.0%
    Sun Hydraulics Corp.                        3,332    161,835       0.0%
#*  Team, Inc.                                  2,690     45,596       0.0%
*   Teledyne Technologies, Inc.                 2,801    524,039       0.1%
    Tennant Co.                                 1,597    118,178       0.0%
    Terex Corp.                                 9,836    359,211       0.0%
    Tetra Tech, Inc.                            7,608    368,227       0.0%
#*  Textainer Group Holdings, Ltd.              5,806     99,863       0.0%
*   Thermon Group Holdings, Inc.                3,864     88,061       0.0%
    Timken Co. (The)                            8,658    370,130       0.0%
    Titan International, Inc.                   6,620     68,186       0.0%
*   Titan Machinery, Inc.                       2,176     42,040       0.0%
    Toro Co. (The)                              8,500    496,315       0.1%
*   TPI Composites, Inc.                        3,445     78,029       0.0%
#   TransDigm Group, Inc.                       1,343    430,526       0.1%
*   TransUnion                                  7,072    459,044       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------ ------------ ---------------
Industrials -- (Continued)
*   Trex Co., Inc.                           3,564 $    370,228       0.0%
*   TriMas Corp.                             5,536      150,026       0.0%
*   TriNet Group, Inc.                       6,948      358,864       0.0%
    Trinity Industries, Inc.                21,062      671,246       0.1%
    Triton International, Ltd.              14,987      464,747       0.1%
#   Triumph Group, Inc.                      8,322      196,815       0.0%
*   TrueBlue, Inc.                           5,553      147,987       0.0%
*   Tutor Perini Corp.                       6,888      142,237       0.0%
*   Twin Disc, Inc.                          1,100       24,288       0.0%
*   Ultralife Corp.                            900        7,605       0.0%
    UniFirst Corp.                           1,551      249,091       0.0%
    Union Pacific Corp.                     27,366    3,656,919       0.4%
*   United Continental Holdings, Inc.       27,034    1,825,876       0.2%
    United Parcel Service, Inc. Class B     17,796    2,019,846       0.2%
*   United Rentals, Inc.                     8,203    1,230,450       0.1%
    United Technologies Corp.               38,470    4,622,170       0.4%
#*  Univar, Inc.                            13,898      383,029       0.0%
    Universal Forest Products, Inc.          8,028      255,933       0.0%
    Universal Logistics Holdings, Inc.       2,487       54,590       0.0%
    US Ecology, Inc.                         3,510      187,083       0.0%
*   USA Truck, Inc.                            905       21,747       0.0%
*   USG Corp.                               19,276      775,473       0.1%
    Valmont Industries, Inc.                 2,743      389,780       0.0%
*   Vectrus, Inc.                            1,615       58,140       0.0%
*   Verisk Analytics, Inc.                   8,620      917,599       0.1%
*   Veritiv Corp.                            2,207       83,976       0.0%
    Viad Corp.                               3,384      171,738       0.0%
*   Vicor Corp.                              1,600       57,360       0.0%
*   Volt Information Sciences, Inc.            639        1,725       0.0%
    VSE Corp.                                1,308       67,087       0.0%
#   Wabash National Corp.                   10,621      213,057       0.0%
*   WABCO Holdings, Inc.                     2,838      366,074       0.0%
#   Wabtec Corp.                             4,470      396,981       0.0%
*   WageWorks, Inc.                          2,297       95,670       0.0%
    Waste Management, Inc.                  11,945      971,009       0.1%
#   Watsco, Inc.                             3,538      592,332       0.1%
    Watts Water Technologies, Inc. Class A   3,668      273,266       0.0%
*   Welbilt, Inc.                           13,652      261,572       0.0%
    Werner Enterprises, Inc.                11,510      394,793       0.0%
*   Wesco Aircraft Holdings, Inc.           15,444      155,984       0.0%
*   WESCO International, Inc.                7,342      437,216       0.1%
#*  Willdan Group, Inc.                      1,339       38,295       0.0%
*   Willis Lease Finance Corp.                 856       27,974       0.0%
    Woodward, Inc.                           7,279      523,651       0.1%
#   WW Grainger, Inc.                        3,606    1,014,548       0.1%
#*  XPO Logistics, Inc.                     14,337    1,392,983       0.1%
    Xylem, Inc.                             12,472      909,209       0.1%
*   YRC Worldwide, Inc.                      2,988       24,860       0.0%
                                                   ------------      ----
Total Industrials                                   142,974,067      13.2%
                                                   ------------      ----

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                       SHARES    VALUE+    OF NET ASSETS**
                                       ------- ----------- ---------------
Information Technology -- (19.4%)
#*  2U, Inc.                               636 $    51,192       0.0%
#*  3D Systems Corp.                     1,097      11,014       0.0%
    Accenture P.L.C. Class A            14,365   2,171,988       0.2%
*   ACI Worldwide, Inc.                 16,008     372,186       0.0%
    Activision Blizzard, Inc.           12,076     801,243       0.1%
*   Acxiom Corp.                         8,765     227,715       0.0%
*   Adobe Systems, Inc.                  4,843   1,073,209       0.1%
    ADTRAN, Inc.                         6,536      95,752       0.0%
*   Advanced Energy Industries, Inc.     5,643     336,041       0.0%
#*  Advanced Micro Devices, Inc.        16,752     182,262       0.0%
*   Agilysys, Inc.                       2,641      31,111       0.0%
*   Akamai Technologies, Inc.           11,311     810,433       0.1%
    Alliance Data Systems Corp.          3,007     610,571       0.1%
*   Alpha & Omega Semiconductor, Ltd.    2,773      42,039       0.0%
*   Alphabet, Inc. Class A               4,798   4,887,147       0.5%
*   Alphabet, Inc. Class C               5,060   5,147,690       0.5%
#*  Ambarella, Inc.                      1,814      84,514       0.0%
    Amdocs, Ltd.                         7,939     533,898       0.1%
    American Software, Inc. Class A      2,466      31,466       0.0%
*   Amkor Technology, Inc.              37,286     308,728       0.0%
    Amphenol Corp. Class A               7,991     668,927       0.1%
*   Amtech Systems, Inc.                   531       3,680       0.0%
    Analog Devices, Inc.                 7,837     684,562       0.1%
#*  ANGI Homeservices, Inc. Class A      5,477      73,173       0.0%
*   Anixter International, Inc.          5,523     325,305       0.0%
*   ANSYS, Inc.                          3,736     603,962       0.1%
    Apple, Inc.                        159,812  26,410,531       2.4%
    Applied Materials, Inc.             35,023   1,739,592       0.2%
*   Arista Networks, Inc.                2,193     580,158       0.1%
*   ARRIS International P.L.C.          21,931     592,137       0.1%
*   Arrow Electronics, Inc.              7,627     570,042       0.1%
*   Aspen Technology, Inc.               5,112     448,578       0.1%
#*  Atlassian Corp. P.L.C. Class A         969      54,245       0.0%
*   Autodesk, Inc.                       1,020     128,418       0.0%
    Automatic Data Processing, Inc.     10,353   1,222,482       0.1%
*   Avid Technology, Inc.                4,744      21,253       0.0%
    Avnet, Inc.                         12,651     496,299       0.1%
    AVX Corp.                           13,094     193,267       0.0%
*   Aware, Inc.                          2,169       8,459       0.0%
*   Axcelis Technologies, Inc.           4,442      97,724       0.0%
*   AXT, Inc.                            5,700      33,345       0.0%
    Badger Meter, Inc.                   4,823     204,736       0.0%
    Bel Fuse, Inc. Class B               1,369      26,490       0.0%
#   Belden, Inc.                         6,602     406,683       0.0%
    Benchmark Electronics, Inc.          7,549     198,539       0.0%
    Black Box Corp.                      2,162       4,216       0.0%
*   Black Knight, Inc.                   6,832     332,377       0.0%
#   Blackbaud, Inc.                      4,232     444,191       0.1%
*   Blackhawk Network Holdings, Inc.     6,459     290,009       0.0%
*   Blucora, Inc.                        5,883     152,958       0.0%
    Booz Allen Hamilton Holding Corp.   13,261     525,533       0.1%
*   Bottomline Technologies de, Inc.     2,535     100,183       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES    VALUE+   OF NET ASSETS**
                                                  ------- ---------- ---------------
Information Technology -- (Continued)
    Broadcom, Inc.                                  9,805 $2,249,463       0.2%
    Broadridge Financial Solutions, Inc.            6,591    706,621       0.1%
#*  BroadVision, Inc.                                 200        450       0.0%
    Brooks Automation, Inc.                         9,789    243,550       0.0%
*   BSQUARE Corp.                                   1,400      6,300       0.0%
    CA, Inc.                                       26,097    908,176       0.1%
    Cabot Microelectronics Corp.                    2,975    301,814       0.0%
*   CACI International, Inc. Class A                3,266    493,329       0.1%
*   Cadence Design Systems, Inc.                   11,354    454,841       0.1%
*   CalAmp Corp.                                      856     16,906       0.0%
*   Calix, Inc.                                    11,095     73,782       0.0%
*   Carbonite, Inc.                                 1,238     38,502       0.0%
*   Cardtronics P.L.C. Class A                      6,822    179,078       0.0%
#*  Cars.com, Inc.                                 11,421    325,270       0.0%
    Cass Information Systems, Inc.                  1,496     90,478       0.0%
*   Cavium, Inc.                                    1,479    110,940       0.0%
    CCUR Holdings, Inc.                             1,400      7,280       0.0%
    CDK Global, Inc.                                4,118    268,658       0.0%
    CDW Corp.                                       8,454    602,686       0.1%
*   Ceva, Inc.                                      1,793     58,452       0.0%
*   Ciena Corp.                                    11,673    300,580       0.0%
*   Cirrus Logic, Inc.                             10,790    393,511       0.0%
    Cisco Systems, Inc.                           183,121  8,110,429       0.8%
#*  Cision, Ltd.                                    3,000     40,170       0.0%
*   Citrix Systems, Inc.                            6,827    702,567       0.1%
*   Clearfield, Inc.                                  600      7,320       0.0%
    Cognex Corp.                                    5,612    259,555       0.0%
    Cognizant Technology Solutions Corp. Class A   13,240  1,083,297       0.1%
#*  Coherent, Inc.                                    840    141,305       0.0%
    Cohu, Inc.                                      4,350     93,090       0.0%
*   CommerceHub, Inc. Series A                      1,698     38,494       0.0%
*   CommerceHub, Inc. Series C                      1,335     30,264       0.0%
*   CommScope Holding Co., Inc.                    20,226    773,038       0.1%
    Communications Systems, Inc.                      400      1,432       0.0%
*   Computer Task Group, Inc.                       1,668     12,794       0.0%
    Comtech Telecommunications Corp.                4,246    129,885       0.0%
*   Conduent, Inc.                                 22,098    430,027       0.0%
*   Control4 Corp.                                  3,066     63,895       0.0%
    Convergys Corp.                                12,813    299,312       0.0%
*   CoreLogic, Inc.                                14,750    730,125       0.1%
*   Cray, Inc.                                      5,378    128,265       0.0%
#*  Cree, Inc.                                     10,492    391,561       0.0%
    CSG Systems International, Inc.                 6,579    281,515       0.0%
    CTS Corp.                                       5,074    151,966       0.0%
#*  CyberOptics Corp.                               1,062     16,196       0.0%
#   Cypress Semiconductor Corp.                    33,237    484,595       0.1%
    Daktronics, Inc.                                6,045     54,465       0.0%
*   Datawatch Corp.                                   308      2,834       0.0%
*   Dell Technologies, Inc. Class V                 7,117    510,787       0.1%
*   DHI Group, Inc.                                 3,750      5,250       0.0%
#   Diebold Nixdorf, Inc.                           7,621    116,982       0.0%
*   Digi International, Inc.                        3,785     43,528       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                  SHARES   VALUE+   OF NET ASSETS**
                                                  ------ ---------- ---------------
Information Technology -- (Continued)
*   Diodes, Inc.                                   8,033 $  229,342       0.0%
    Dolby Laboratories, Inc. Class A               5,104    305,321       0.0%
*   DSP Group, Inc.                                4,082     48,780       0.0%
    DXC Technology Co.                            12,309  1,268,566       0.1%
#*  Eastman Kodak Co.                              2,896     14,335       0.0%
*   eBay, Inc.                                    52,514  1,989,230       0.2%
#   Ebix, Inc.                                     3,114    241,335       0.0%
*   EchoStar Corp. Class A                         5,662    297,481       0.0%
*   Electro Scientific Industries, Inc.            3,565     64,170       0.0%
*   Electronic Arts, Inc.                          5,703    672,840       0.1%
*   Electronics for Imaging, Inc.                  6,453    178,748       0.0%
#*  Ellie Mae, Inc.                                1,798    174,172       0.0%
*   Emcore Corp.                                   2,998     13,491       0.0%
*   Endurance International Group Holdings, Inc.  18,279    134,351       0.0%
    Entegris, Inc.                                18,514    596,151       0.1%
*   Envestnet, Inc.                                1,464     79,495       0.0%
*   EPAM Systems, Inc.                             2,743    313,662       0.0%
*   ePlus, Inc.                                    2,019    161,217       0.0%
*   Euronet Worldwide, Inc.                        5,967    466,082       0.1%
    EVERTEC, Inc.                                  6,652    121,399       0.0%
*   ExlService Holdings, Inc.                      4,352    251,589       0.0%
*   Extreme Networks, Inc.                         5,582     59,727       0.0%
*   F5 Networks, Inc.                              3,241    528,575       0.1%
*   Fabrinet                                       5,310    149,795       0.0%
*   Facebook, Inc. Class A                        38,797  6,673,084       0.6%
*   Fair Isaac Corp.                               3,022    523,350       0.1%
*   FARO Technologies, Inc.                        2,355    118,928       0.0%
    Fidelity National Information Services, Inc.  16,261  1,544,307       0.2%
#*  Finisar Corp.                                 17,913    279,085       0.0%
*   First Data Corp. Class A                      34,161    618,314       0.1%
*   First Solar, Inc.                             10,250    726,827       0.1%
*   Fiserv, Inc.                                   9,627    682,169       0.1%
*   FleetCor Technologies, Inc.                    6,601  1,368,255       0.1%
*   Flex, Ltd.                                    50,801    660,413       0.1%
    FLIR Systems, Inc.                            16,858    902,746       0.1%
*   FormFactor, Inc.                               8,951    102,713       0.0%
*   Fortinet, Inc.                                 4,635    256,594       0.0%
*   Frequency Electronics, Inc.                      400      3,524       0.0%
#*  Gartner, Inc.                                  2,643    320,569       0.0%
    Genpact, Ltd.                                 27,871    888,806       0.1%
    Global Payments, Inc.                          6,284    710,406       0.1%
#*  Globant SA                                     2,064     92,901       0.0%
*   Glu Mobile, Inc.                              11,161     48,885       0.0%
#*  GoDaddy, Inc. Class A                          5,571    359,664       0.0%
#*  GrubHub, Inc.                                  4,398    444,814       0.1%
*   GSI Technology, Inc.                           1,378     10,101       0.0%
#*  GTT Communications, Inc.                       7,469    358,885       0.0%
#*  Guidewire Software, Inc.                       1,814    153,501       0.0%
    Hackett Group, Inc. (The)                      7,650    124,007       0.0%
#*  Harmonic, Inc.                                12,292     44,866       0.0%
    Hewlett Packard Enterprise Co.                50,717    864,725       0.1%
    HP, Inc.                                      24,742    531,706       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Information Technology -- (Continued)
#*  HubSpot, Inc.                                  916 $    97,004       0.0%
*   IAC/InterActiveCorp                          2,384     386,542       0.0%
*   ID Systems, Inc.                               100         685       0.0%
*   II-VI, Inc.                                  8,512     324,307       0.0%
*   Infinera Corp.                              20,109     235,677       0.0%
*   Insight Enterprises, Inc.                    5,363     190,118       0.0%
*   Integrated Device Technology, Inc.           9,293     258,624       0.0%
    Intel Corp.                                240,760  12,428,031       1.2%
    InterDigital, Inc.                           7,021     522,713       0.1%
*   Internap Corp.                               2,275      26,868       0.0%
    International Business Machines Corp.       29,766   4,314,879       0.4%
    Intuit, Inc.                                 5,513   1,018,747       0.1%
*   IPG Photonics Corp.                          3,208     683,400       0.1%
*   Itron, Inc.                                  4,949     323,665       0.0%
    j2 Global, Inc.                              7,233     574,156       0.1%
    Jabil, Inc.                                 32,364     860,882       0.1%
    Jack Henry & Associates, Inc.                3,204     382,814       0.0%
    Juniper Networks, Inc.                      20,850     512,701       0.1%
*   Kemet Corp.                                  9,197     158,372       0.0%
*   Key Tronic Corp.                               700       4,921       0.0%
*   Keysight Technologies, Inc.                 11,078     572,511       0.1%
*   Kimball Electronics, Inc.                    4,412      69,930       0.0%
    KLA-Tencor Corp.                             8,216     835,896       0.1%
*   Knowles Corp.                               14,565     186,432       0.0%
#*  Kopin Corp.                                  8,422      27,877       0.0%
*   Kulicke & Soffa Industries, Inc.            10,924     250,050       0.0%
*   KVH Industries, Inc.                         2,284      24,210       0.0%
    Lam Research Corp.                           5,800   1,073,348       0.1%
*   Lattice Semiconductor Corp.                  7,554      40,943       0.0%
*   Leaf Group, Ltd.                             2,563      18,838       0.0%
    Leidos Holdings, Inc.                        7,825     502,600       0.1%
*   Limelight Networks, Inc.                    10,418      53,757       0.0%
*   Liquidity Services, Inc.                     3,459      22,311       0.0%
    Littelfuse, Inc.                             2,673     499,637       0.1%
#   LogMeIn, Inc.                                5,186     571,497       0.1%
#*  Lumentum Holdings, Inc.                      4,093     206,492       0.0%
#*  Luxoft Holding, Inc.                         2,234      90,142       0.0%
#*  MACOM Technology Solutions Holdings, Inc.    1,566      26,027       0.0%
#*  MagnaChip Semiconductor Corp.                3,475      32,491       0.0%
*   Manhattan Associates, Inc.                   7,909     340,562       0.0%
    Marchex, Inc. Class B                        3,498       9,724       0.0%
    Marvell Technology Group, Ltd.              22,000     441,320       0.1%
    Mastercard, Inc. Class A                    21,146   3,769,697       0.4%
#*  Match Group, Inc.                            2,683     126,423       0.0%
    Maxim Integrated Products, Inc.             10,787     587,891       0.1%
    MAXIMUS, Inc.                               10,041     679,073       0.1%
#*  MaxLinear, Inc.                              2,577      57,544       0.0%
#*  Maxwell Technologies, Inc.                   1,381       7,085       0.0%
#*  Meet Group, Inc.(The)                        6,244      14,861       0.0%
#   Mesa Laboratories, Inc.                        456      76,749       0.0%
    Methode Electronics, Inc.                    5,545     221,246       0.0%
#   Microchip Technology, Inc.                   9,332     780,715       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                       SHARES    VALUE+    OF NET ASSETS**
                                       ------- ----------- ---------------
Information Technology -- (Continued)
*   Micron Technology, Inc.             79,107 $ 3,637,340       0.3%
*   Microsemi Corp.                     14,198     918,469       0.1%
    Microsoft Corp.                    200,479  18,748,796       1.7%
*   MicroStrategy, Inc. Class A          1,129     143,902       0.0%
    MKS Instruments, Inc.                8,036     822,886       0.1%
*   MoneyGram International, Inc.        6,035      52,746       0.0%
    Monolithic Power Systems, Inc.       1,440     168,624       0.0%
    Monotype Imaging Holdings, Inc.      3,918      86,784       0.0%
    Motorola Solutions, Inc.             4,108     451,182       0.1%
    MTS Systems Corp.                    1,699      86,309       0.0%
*   Nanometrics, Inc.                    2,275      56,466       0.0%
*   Napco Security Technologies, Inc.      990      10,593       0.0%
    National Instruments Corp.           8,898     363,839       0.0%
*   NCR Corp.                           14,216     437,426       0.1%
#*  NeoPhotonics Corp.                   3,479      17,882       0.0%
    NetApp, Inc.                        19,340   1,287,657       0.1%
*   NETGEAR, Inc.                        4,378     242,103       0.0%
*   Netscout Systems, Inc.              14,203     385,611       0.0%
*   New Relic, Inc.                        534      37,321       0.0%
    NIC, Inc.                            8,123     120,627       0.0%
*   Novanta, Inc.                        4,333     254,780       0.0%
*   Nuance Communications, Inc.         22,031     324,296       0.0%
*   Nutanix, Inc. Class A                  974      49,275       0.0%
    NVE Corp.                              473      40,002       0.0%
    NVIDIA Corp.                        17,519   3,940,023       0.4%
*   Oclaro, Inc.                         9,370      74,210       0.0%
*   ON Semiconductor Corp.              53,397   1,179,006       0.1%
    Oracle Corp.                        97,250   4,441,407       0.4%
*   OSI Systems, Inc.                    2,000     128,040       0.0%
*   Palo Alto Networks, Inc.               658     126,672       0.0%
*   PAR Technology Corp.                   700      10,003       0.0%
    Park Electrochemical Corp.           2,637      44,908       0.0%
    Paychex, Inc.                        7,104     430,289       0.0%
#*  Paycom Software, Inc.                5,475     625,300       0.1%
*   Paylocity Holding Corp.              2,556     139,634       0.0%
*   PayPal Holdings, Inc.               18,991   1,416,919       0.1%
    PC Connection, Inc.                  3,626      96,778       0.0%
    PC-Tel, Inc.                           700       5,005       0.0%
#*  PCM, Inc.                            1,200      15,540       0.0%
#*  PDF Solutions, Inc.                  1,468      16,368       0.0%
    Pegasystems, Inc.                    1,988     121,367       0.0%
*   Perceptron, Inc.                       800       7,032       0.0%
*   Perficient, Inc.                     5,213     128,917       0.0%
#*  PFSweb, Inc.                         1,937      17,995       0.0%
*   Photronics, Inc.                     9,051      69,240       0.0%
    Plantronics, Inc.                    4,745     309,137       0.0%
*   Plexus Corp.                         4,386     240,528       0.0%
    Power Integrations, Inc.             3,180     215,604       0.0%
*   PRGX Global, Inc.                    2,000      19,600       0.0%
    Progress Software Corp.              6,127     226,270       0.0%
#*  Proofpoint, Inc.                       880     103,787       0.0%
*   PTC, Inc.                            1,327     109,278       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Information Technology -- (Continued)
#*  Pure Storage, Inc. Class A                 2,018 $   40,824       0.0%
    QAD, Inc. Class A                          1,197     53,745       0.0%
    QAD, Inc. Class B                            160      5,510       0.0%
#*  Qorvo, Inc.                                8,612    580,449       0.1%
    QUALCOMM, Inc.                            44,884  2,289,533       0.2%
*   Qualys, Inc.                               2,764    212,690       0.0%
*   QuinStreet, Inc.                           2,573     28,921       0.0%
*   Rambus, Inc.                              15,135    204,323       0.0%
*   RealNetworks, Inc.                         4,961     17,711       0.0%
#*  RealPage, Inc.                             4,768    255,088       0.0%
#*  Red Hat, Inc.                              3,511    572,504       0.1%
    Reis, Inc.                                   600     12,600       0.0%
*   Ribbon Communications, Inc.                5,626     32,743       0.0%
    Richardson Electronics, Ltd.                 900      8,343       0.0%
#*  RingCentral, Inc. Class A                    851     57,060       0.0%
*   Rogers Corp.                               2,389    254,906       0.0%
*   Rosetta Stone, Inc.                        3,490     48,546       0.0%
*   Rubicon Project, Inc. (The)                4,400      9,592       0.0%
*   Rudolph Technologies, Inc.                 3,503     88,801       0.0%
#   Sabre Corp.                               23,118    477,156       0.1%
*   salesforce.com, Inc.                       3,431    415,117       0.0%
*   Sanmina Corp.                             10,951    323,055       0.0%
*   ScanSource, Inc.                           3,455    118,507       0.0%
    Science Applications International Corp.   4,039    346,506       0.0%
    Seagate Technology P.L.C.                 14,917    863,545       0.1%
*   Semtech Corp.                              9,054    355,822       0.0%
*   ServiceNow, Inc.                             712    118,292       0.0%
*   ServiceSource International, Inc.          4,300     16,297       0.0%
#*  Shutterstock, Inc.                         2,450    103,243       0.0%
*   Sigma Designs, Inc.                        4,966     31,286       0.0%
*   Silicon Laboratories, Inc.                 4,083    379,311       0.0%
    Skyworks Solutions, Inc.                  18,812  1,632,129       0.2%
*   SMTC Corp.                                 1,100      2,541       0.0%
#*  SolarEdge Technologies, Inc.               5,230    275,360       0.0%
#*  Splunk, Inc.                                 648     66,517       0.0%
#*  Square, Inc. Class A                       2,000     94,680       0.0%
    SS&C Technologies Holdings, Inc.          11,139    553,051       0.1%
*   Stamps.com, Inc.                           2,929    667,080       0.1%
*   StarTek, Inc.                              2,316     20,473       0.0%
#*  Stratasys, Ltd.                            7,314    140,209       0.0%
#*  SunPower Corp.                             3,921     33,446       0.0%
#*  Super Micro Computer, Inc.                 7,085    125,405       0.0%
*   Sykes Enterprises, Inc.                    6,685    192,261       0.0%
    Symantec Corp.                            12,414    344,985       0.0%
#*  Synaptics, Inc.                            5,415    235,661       0.0%
#*  Synchronoss Technologies, Inc.             4,424     49,549       0.0%
    SYNNEX Corp.                               5,849    585,894       0.1%
*   Synopsys, Inc.                             3,253    278,164       0.0%
*   Syntel, Inc.                               8,620    248,946       0.0%
    Systemax, Inc.                             5,216    163,939       0.0%
#*  Tableau Software, Inc. Class A               972     82,669       0.0%
*   Take-Two Interactive Software, Inc.        4,743    472,925       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
 Information Technology -- (Continued)
     TE Connectivity, Ltd.                    18,611 $1,707,559       0.2%
 *   Tech Data Corp.                           3,881    295,926       0.0%
 *   TechTarget, Inc.                          3,207     66,866       0.0%
 *   Telaria, Inc.                             5,147     21,617       0.0%
 *   Telenav, Inc.                             4,400     22,660       0.0%
 #*  Teradata Corp.                           15,731    643,713       0.1%
     Teradyne, Inc.                           14,127    459,834       0.1%
     Tessco Technologies, Inc.                   672     11,861       0.0%
     Texas Instruments, Inc.                  28,228  2,863,166       0.3%
     TiVo Corp.                               14,680    207,722       0.0%
     Total System Services, Inc.              12,321  1,035,703       0.1%
     TransAct Technologies, Inc.                 400      4,880       0.0%
     Travelport Worldwide, Ltd.               14,887    255,163       0.0%
 *   Travelzoo                                 2,000     22,900       0.0%
 *   Trimble, Inc.                             7,177    248,324       0.0%
     TTEC Holdings, Inc.                       6,017    192,544       0.0%
 *   TTM Technologies, Inc.                   16,342    227,807       0.0%
 *   Twitter, Inc.                            29,543    895,448       0.1%
 *   Tyler Technologies, Inc.                    802    175,574       0.0%
 #*  Ubiquiti Networks, Inc.                   5,705    406,538       0.0%
 #*  Ultimate Software Group, Inc. (The)         302     72,456       0.0%
 *   Ultra Clean Holdings, Inc.                5,638     98,721       0.0%
 #*  Unisys Corp.                              3,288     36,826       0.0%
 #   Universal Display Corp.                   1,377    121,245       0.0%
 *   VASCO Data Security International, Inc.   4,122     63,891       0.0%
 *   Veeco Instruments, Inc.                   7,204    111,302       0.0%
 *   VeriFone Systems, Inc.                   10,890    250,579       0.0%
 *   Verint Systems, Inc.                      6,720    282,912       0.0%
 #*  VeriSign, Inc.                            2,472    290,262       0.0%
     Versum Materials, Inc.                    9,145    321,721       0.0%
 #*  ViaSat, Inc.                              5,177    331,224       0.0%
 *   Viavi Solutions, Inc.                    22,100    208,845       0.0%
 *   Virtusa Corp.                             4,283    206,184       0.0%
 #   Visa, Inc. Class A                       49,398  6,267,618       0.6%
 #   Vishay Intertechnology, Inc.             19,810    349,647       0.0%
 *   Vishay Precision Group, Inc.                793     22,442       0.0%
 #*  VMware, Inc. Class A                        640     85,286       0.0%
     Wayside Technology Group, Inc.              200      2,750       0.0%
 *   Web.com Group, Inc.                      10,610    197,346       0.0%
     Western Digital Corp.                    17,000  1,339,430       0.1%
 #   Western Union Co. (The)                  22,527    444,908       0.1%
 *   WEX, Inc.                                 5,062    819,639       0.1%
 #*  Workday, Inc. Class A                       350     43,694       0.0%
 *   Worldpay, Inc. Class A                    5,840    474,325       0.1%
 *   Xcerra Corp.                              6,903     83,388       0.0%
     Xilinx, Inc.                              7,908    508,010       0.1%
 *   XO Group, Inc.                            2,507     54,352       0.0%
     Xperi Corp.                               4,783    105,226       0.0%
 *   Yelp, Inc.                                3,148    141,188       0.0%
 *   Zebra Technologies Corp. Class A          6,818    919,271       0.1%
 *   Zedge, Inc. Class B                       1,022      4,323       0.0%
 *   Zendesk, Inc.                             1,331     64,886       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
 Information Technology -- (Continued)
 #*  Zillow Group, Inc. Class A              2,406 $    116,378       0.0%
 #*  Zillow Group, Inc. Class C              5,237      253,942       0.0%
 *   Zix Corp.                               5,219       26,356       0.0%
 *   Zynga, Inc. Class A                    85,388      294,589       0.0%
                                                   ------------      ----
 Total Information Technology                       224,087,497      20.7%
                                                   ------------      ----
 Materials -- (4.9%)
     A Schulman, Inc.                        3,965      170,098       0.0%
 *   AdvanSix, Inc.                          5,953      213,236       0.0%
 *   AgroFresh Solutions, Inc.               3,300       22,836       0.0%
     Air Products & Chemicals, Inc.          3,517      570,774       0.1%
 #*  AK Steel Holding Corp.                 19,466       89,349       0.0%
 #   Albemarle Corp.                         2,827      274,106       0.0%
 *   Alcoa Corp.                            13,835      708,352       0.1%
 #*  Allegheny Technologies, Inc.           12,902      342,806       0.0%
     American Vanguard Corp.                 4,707      101,436       0.0%
     Ampco-Pittsburgh Corp.                  1,853       18,252       0.0%
     AptarGroup, Inc.                        9,367      875,814       0.1%
     Ashland Global Holdings, Inc.           6,022      398,536       0.0%
     Avery Dennison Corp.                    5,361      561,886       0.1%
 *   Axalta Coating Systems, Ltd.           18,454      570,229       0.1%
     Balchem Corp.                           3,188      281,309       0.0%
 #   Ball Corp.                             25,865    1,036,928       0.1%
     Bemis Co., Inc.                        14,525      628,497       0.1%
 *   Berry Global Group, Inc.                9,280      510,400       0.1%
     Boise Cascade Co.                       6,009      249,974       0.0%
     Cabot Corp.                             9,367      523,241       0.1%
     Carpenter Technology Corp.              7,433      395,882       0.0%
     Celanese Corp. Series A                13,531    1,470,414       0.1%
 *   Century Aluminum Co.                   13,837      241,732       0.0%
     CF Industries Holdings, Inc.           17,643      684,548       0.1%
     Chase Corp.                             1,440      161,280       0.0%
     Chemours Co. (The)                     10,661      516,099       0.1%
 *   Clearwater Paper Corp.                  3,333       78,825       0.0%
 #*  Cleveland-Cliffs, Inc.                 27,638      205,074       0.0%
 *   Coeur Mining, Inc.                     27,561      208,637       0.0%
     Commercial Metals Co.                  19,148      402,299       0.0%
 #   Compass Minerals International, Inc.    5,141      345,989       0.0%
     Core Molding Technologies, Inc.         1,483       22,987       0.0%
 *   Crown Holdings, Inc.                    5,539      276,064       0.0%
     Domtar Corp.                           10,733      471,179       0.1%
     DowDuPont, Inc.                        64,286    4,065,447       0.4%
     Eagle Materials, Inc.                   5,490      543,290       0.1%
     Eastman Chemical Co.                   12,683    1,294,681       0.1%
     Ecolab, Inc.                            7,859    1,137,747       0.1%
 *   Ferro Corp.                            14,950      329,049       0.0%
 *   Ferroglobe P.L.C.                      21,032      237,662       0.0%
 *   Flotek Industries, Inc.                 9,677       34,547       0.0%
     FMC Corp.                               3,376      269,168       0.0%
     Freeport-McMoRan, Inc.                135,958    2,067,921       0.2%
     Friedman Industries, Inc.                 400        2,460       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Materials -- (Continued)
    FutureFuel Corp.                           5,733 $   67,076       0.0%
*   GCP Applied Technologies, Inc.            10,075    288,649       0.0%
    Gold Resource Corp.                        7,506     38,055       0.0%
    Graphic Packaging Holding Co.             55,823    798,269       0.1%
    Greif, Inc. Class A                        5,069    296,638       0.0%
    Greif, Inc. Class B                        1,804    113,562       0.0%
    Hawkins, Inc.                              1,217     39,552       0.0%
    Haynes International, Inc.                 1,816     75,927       0.0%
    HB Fuller Co.                              8,158    403,576       0.0%
    Hecla Mining Co.                          48,093    184,196       0.0%
    Huntsman Corp.                            41,173  1,225,720       0.1%
*   Ingevity Corp.                             5,142    395,060       0.0%
    Innophos Holdings, Inc.                    2,975    123,105       0.0%
    Innospec, Inc.                             3,417    248,416       0.0%
    International Flavors & Fragrances, Inc.   3,653    516,023       0.1%
    International Paper Co.                   13,014    671,002       0.1%
*   Intrepid Potash, Inc.                     24,709    111,932       0.0%
    Kaiser Aluminum Corp.                      1,125    110,857       0.0%
    KapStone Paper and Packaging Corp.        18,118    623,622       0.1%
    KMG Chemicals, Inc.                        2,571    158,091       0.0%
*   Koppers Holdings, Inc.                     2,199     96,316       0.0%
*   Kraton Corp.                               6,735    307,587       0.0%
    Kronos Worldwide, Inc.                    11,641    268,209       0.0%
    Louisiana-Pacific Corp.                   25,940    734,880       0.1%
#*  LSB Industries, Inc.                       2,432     13,449       0.0%
    LyondellBasell Industries NV Class A      12,978  1,372,164       0.1%
#   Martin Marietta Materials, Inc.            2,963    577,104       0.1%
    Materion Corp.                             3,299    167,424       0.0%
    Mercer International, Inc.                 9,632    129,069       0.0%
    Monsanto Co.                               6,200    777,294       0.1%
    Mosaic Co. (The)                          22,995    619,715       0.1%
    Myers Industries, Inc.                     8,723    203,246       0.0%
    Neenah, Inc.                               3,401    265,278       0.0%
    Newmont Mining Corp.                      34,933  1,372,518       0.1%
    Nucor Corp.                               22,652  1,395,816       0.1%
    Olympic Steel, Inc.                        1,248     29,266       0.0%
*   OMNOVA Solutions, Inc.                     6,502     70,872       0.0%
*   Owens-Illinois, Inc.                      25,996    528,499       0.1%
    Packaging Corp. of America                11,336  1,311,462       0.1%
    PH Glatfelter Co.                          8,364    174,724       0.0%
*   Platform Specialty Products Corp.         42,083    423,776       0.0%
    PolyOne Corp.                             12,539    524,757       0.1%
#   PPG Industries, Inc.                       8,310    879,863       0.1%
    Praxair, Inc.                              4,738    722,640       0.1%
    Quaker Chemical Corp.                      1,334    196,085       0.0%
    Rayonier Advanced Materials, Inc.          9,093    194,590       0.0%
    Reliance Steel & Aluminum Co.              8,858    778,795       0.1%
*   Resolute Forest Products, Inc.            11,359    112,454       0.0%
    Royal Gold, Inc.                           6,438    571,694       0.1%
    RPM International, Inc.                   13,133    634,324       0.1%
*   Ryerson Holding Corp.                      2,729     27,426       0.0%
    Schnitzer Steel Industries, Inc. Class A   3,400    100,130       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE+    OF NET ASSETS**
                                                ------ ----------- ---------------
Materials -- (Continued)
#   Scotts Miracle-Gro Co. (The)                 5,726 $   478,579       0.1%
#   Sealed Air Corp.                            12,309     539,750       0.1%
    Sensient Technologies Corp.                  3,698     246,472       0.0%
    Sherwin-Williams Co. (The)                   2,043     751,129       0.1%
    Silgan Holdings, Inc.                       15,910     446,594       0.0%
    Sonoco Products Co.                         17,799     914,157       0.1%
#   Southern Copper Corp.                        2,905     153,413       0.0%
    Steel Dynamics, Inc.                        20,372     912,869       0.1%
    Stepan Co.                                   3,841     270,099       0.0%
*   Summit Materials, Inc. Class A              13,121     369,225       0.0%
*   SunCoke Energy, Inc.                        13,379     153,725       0.0%
    Synalloy Corp.                                 498       8,591       0.0%
#*  TimkenSteel Corp.                            6,176     103,695       0.0%
*   Trecora Resources                            2,437      31,559       0.0%
    Tredegar Corp.                               3,599      63,342       0.0%
    Trinseo SA                                   7,041     513,641       0.1%
    Tronox, Ltd. Class A                        12,211     209,785       0.0%
*   UFP Technologies, Inc.                       1,356      45,087       0.0%
    United States Lime & Minerals, Inc.            600      44,832       0.0%
    United States Steel Corp.                   21,332     721,662       0.1%
*   Universal Stainless & Alloy Products, Inc.     900      26,406       0.0%
#*  US Concrete, Inc.                            2,301     134,493       0.0%
#   Valvoline, Inc.                             12,305     249,545       0.0%
*   Verso Corp. Class A                          3,826      69,098       0.0%
    Vulcan Materials Co.                         7,484     835,888       0.1%
    Westlake Chemical Corp.                      5,247     561,272       0.1%
    WestRock Co.                                16,679     986,730       0.1%
    Worthington Industries, Inc.                10,315     459,327       0.0%
    WR Grace & Co.                               5,203     356,093       0.0%
                                                       -----------       ---
Total Materials                                         56,338,852       5.2%
                                                       -----------       ---
Real Estate -- (0.5%)
    Alexander & Baldwin, Inc.                   11,172     255,839       0.0%
*   Altisource Asset Management Corp.               75       4,950       0.0%
*   Altisource Portfolio Solutions SA            1,456      39,865       0.0%
*   CBRE Group, Inc. Class A                    30,348   1,375,068       0.1%
    Consolidated-Tomoka Land Co.                   400      24,608       0.0%
#*  Forestar Group, Inc.                           569      12,404       0.0%
*   FRP Holdings, Inc.                           1,138      65,435       0.0%
    Griffin Industrial Realty, Inc.                375      13,913       0.0%
    HFF, Inc. Class A                            8,045     282,701       0.0%
*   Howard Hughes Corp. (The)                    4,386     593,426       0.1%
    Jones Lang LaSalle, Inc.                     3,942     668,209       0.1%
    Kennedy-Wilson Holdings, Inc.               23,014     436,115       0.1%
*   Marcus & Millichap, Inc.                     7,113     242,980       0.0%
    PotlatchDeltic Corp.                         1,767      91,619       0.0%
*   Rafael Holdings, Inc. Class B                1,879      15,408       0.0%
    RE/MAX Holdings, Inc. Class A                2,161     117,018       0.0%
#   Realogy Holdings Corp.                      20,240     502,154       0.1%
    RMR Group, Inc. (The) Class A                3,242     241,205       0.0%
#*  St Joe Co. (The)                             7,372     127,167       0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE+    OF NET ASSETS**
                                                ------- ----------- ---------------
Real Estate -- (Continued)
*   Stratus Properties, Inc.                        889 $    27,781       0.0%
*   Tejon Ranch Co.                               3,235      78,708       0.0%
                                                        -----------       ---
Total Real Estate                                         5,216,573       0.5%
                                                        -----------       ---
Telecommunication Services -- (2.4%)
*   Alaska Communications Systems Group, Inc.     2,160       3,175       0.0%
    AT&T, Inc.                                  375,645  12,283,592       1.1%
    ATN International, Inc.                       2,382     126,246       0.0%
*   Boingo Wireless, Inc.                         8,791     206,237       0.0%
#   CenturyLink, Inc.                            80,937   1,503,809       0.2%
*   Cincinnati Bell, Inc.                         4,288      64,963       0.0%
#   Cogent Communications Holdings, Inc.          5,741     270,688       0.0%
#   Consolidated Communications Holdings, Inc.   14,555     164,472       0.0%
#   Frontier Communications Corp.                 3,122      25,913       0.0%
*   Hawaiian Telcom Holdco, Inc.                  1,165      31,735       0.0%
    IDT Corp. Class B                             3,759      20,374       0.0%
#*  Intelsat SA                                  19,996     195,361       0.0%
#*  Iridium Communications, Inc.                  4,837      57,560       0.0%
*   ORBCOMM, Inc.                                 6,642      59,911       0.0%
    Shenandoah Telecommunications Co.            10,249     386,900       0.1%
    Spok Holdings, Inc.                           2,587      38,546       0.0%
#*  Sprint Corp.                                 65,319     366,440       0.0%
*   T-Mobile US, Inc.                            19,434   1,175,951       0.1%
    Telephone & Data Systems, Inc.               14,255     389,589       0.1%
*   United States Cellular Corp.                  3,918     155,035       0.0%
    Verizon Communications, Inc.                181,921   8,977,801       0.8%
*   Vonage Holdings Corp.                        28,743     321,347       0.0%
    Windstream Holdings, Inc.                    22,606      35,039       0.0%
*   Zayo Group Holdings, Inc.                    13,311     483,189       0.1%
                                                        -----------       ---
Total Telecommunication Services                         27,343,873       2.5%
                                                        -----------       ---
Utilities -- (1.8%)
#   AES Corp.                                    15,048     184,188       0.0%
    ALLETE, Inc.                                  3,520     268,963       0.0%
#   Alliant Energy Corp.                          6,043     259,547       0.0%
    Ameren Corp.                                  6,224     364,851       0.1%
    American Electric Power Co., Inc.             6,865     480,413       0.1%
    American States Water Co.                     4,410     245,725       0.0%
    American Water Works Co., Inc.                3,782     327,446       0.0%
#   Aqua America, Inc.                           11,648     409,427       0.1%
    Artesian Resources Corp. Class A                900      34,470       0.0%
#*  Atlantic Power Corp.                         16,242      35,732       0.0%
    Atlantica Yield PLC                          10,293     206,786       0.0%
    Atmos Energy Corp.                            2,679     232,778       0.0%
    Avangrid, Inc.                                2,475     130,457       0.0%
    Avista Corp.                                  5,597     290,260       0.0%
#   Black Hills Corp.                             5,885     333,562       0.0%
    California Water Service Group                5,096     197,470       0.0%
    CenterPoint Energy, Inc.                     11,907     301,604       0.0%
    Chesapeake Utilities Corp.                    1,846     140,296       0.0%
    CMS Energy Corp.                              7,872     371,480       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES   VALUE+   OF NET ASSETS**
                                           ------ ---------- ---------------
Utilities -- (Continued)
    Connecticut Water Service, Inc.         1,346 $   91,528       0.0%
    Consolidated Edison, Inc.               3,460    277,250       0.0%
    Consolidated Water Co., Ltd.              959     13,570       0.0%
    Dominion Energy, Inc.                   8,723    580,603       0.1%
    DTE Energy Co.                          4,058    427,713       0.1%
    Duke Energy Corp.                       8,409    674,065       0.1%
    Edison International                    4,579    300,016       0.0%
    El Paso Electric Co.                    4,523    230,899       0.0%
    Entergy Corp.                           4,564    372,377       0.1%
    Eversource Energy                       8,021    483,265       0.1%
    Exelon Corp.                           12,696    503,777       0.1%
#   FirstEnergy Corp.                      11,221    386,002       0.1%
    Genie Energy, Ltd. Class B              1,601      6,660       0.0%
    Great Plains Energy, Inc.              11,424    373,908       0.1%
    Hawaiian Electric Industries, Inc.      7,445    258,267       0.0%
    IDACORP, Inc.                           3,064    284,952       0.0%
    MDU Resources Group, Inc.              13,491    380,042       0.1%
    MGE Energy, Inc.                        3,981    231,097       0.0%
    Middlesex Water Co.                     1,938     80,737       0.0%
#   National Fuel Gas Co.                   5,754    295,468       0.0%
    New Jersey Resources Corp.              5,110    211,299       0.0%
    NextEra Energy, Inc.                    6,170  1,011,325       0.1%
#   NiSource, Inc.                         10,542    257,119       0.0%
    Northwest Natural Gas Co.               3,289    201,616       0.0%
    NorthWestern Corp.                      5,251    288,490       0.0%
    NRG Energy, Inc.                       18,668    578,708       0.1%
#   NRG Yield, Inc. Class A                 1,604     28,246       0.0%
    NRG Yield, Inc. Class C                 6,103    108,633       0.0%
    OGE Energy Corp.                        5,000    164,350       0.0%
    ONE Gas, Inc.                           3,374    235,235       0.0%
#   Ormat Technologies, Inc.                6,540    378,666       0.1%
    Otter Tail Corp.                        3,697    162,114       0.0%
#   Pattern Energy Group, Inc. Class A     11,103    201,853       0.0%
    PG&E Corp.                              5,726    263,969       0.0%
    Pinnacle West Capital Corp.             3,009    242,225       0.0%
    PNM Resources, Inc.                     8,242    326,795       0.0%
    Portland General Electric Co.           5,000    212,400       0.0%
    PPL Corp.                               8,059    234,517       0.0%
    Public Service Enterprise Group, Inc.   6,837    356,550       0.0%
    RGC Resources, Inc.                       150      3,885       0.0%
    SCANA Corp.                             2,829    104,022       0.0%
#   Sempra Energy                           2,713    303,313       0.0%
    SJW Corp.                               1,848    111,712       0.0%
#   South Jersey Industries, Inc.           9,067    280,170       0.0%
    Southern Co. (The)                     10,972    506,029       0.1%
    Southwest Gas Holdings, Inc.            2,701    197,146       0.0%
#   Spark Energy, Inc. Class A              1,000     12,450       0.0%
    Spire, Inc.                             3,100    223,665       0.0%
    UGI Corp.                               5,579    269,968       0.0%
    Unitil Corp.                            1,532     74,440       0.0%
    Vectren Corp.                           5,126    360,204       0.0%
*   Vistra Energy Corp.                    34,431    786,748       0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS**
                                           --------- -------------- ---------------
Utilities -- (Continued)
            WEC Energy Group, Inc.             4,476 $      287,717        0.0%
            Westar Energy, Inc.                5,593        303,029        0.0%
            WGL Holdings, Inc.                 3,001        255,385        0.0%
            Xcel Energy, Inc.                  8,217        384,884        0.1%
            York Water Co. (The)               1,162         37,416        0.0%
                                                     --------------      -----
Total Utilities                                          21,033,944        1.9%
                                                     --------------      -----
TOTAL COMMON STOCKS                                   1,084,977,837      100.0%
                                                     --------------      -----
PREFERRED STOCKS -- (0.0%)

Consumer Discretionary -- (0.0%)
            GCI Liberty, Inc., 5.000%          1,025         24,282        0.0%
                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Dyax Corp. Contingent Value
              Rights                           2,300          7,751        0.0%
(degrees)*  Media General, Inc.
              Contingent Value Rights         13,638          1,364        0.0%
                                                     --------------      -----
TOTAL RIGHTS/WARRANTS                                         9,115        0.0%
                                                     --------------      -----
TOTAL INVESTMENT SECURITIES                           1,085,011,234
                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
            State Street Institutional
              U.S. Government Money
              Market Fund, 1.641%          4,784,819      4,784,819        0.4%
                                                     --------------      -----
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@        DFA Short Term Investment Fund 5,568,011     64,421,892        6.0%
                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $844,386,913)    $1,154,217,945      106.4%
                                                     ==============      =====

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -------------------------------------------------
                                        LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                     -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary            $  180,545,565          --   --    $  180,545,565
   Consumer Staples                      52,346,400          --   --        52,346,400
   Energy                                83,153,316          --   --        83,153,316
   Financials                           215,629,141 $     3,382   --       215,632,523
   Health Care                           76,305,227          --   --        76,305,227
   Industrials                          142,974,067          --   --       142,974,067
   Information Technology               224,087,497          --   --       224,087,497
   Materials                             56,338,852          --   --        56,338,852
   Real Estate                            5,216,573          --   --         5,216,573
   Telecommunication Services            27,343,873          --   --        27,343,873
   Utilities                             21,033,944          --   --        21,033,944
Preferred Stocks
   Consumer Discretionary                    24,282          --   --            24,282
Rights/Warrants                                  --       9,115   --             9,115
Temporary Cash Investments                4,784,819          --   --         4,784,819
Securities Lending Collateral                    --  64,421,892   --        64,421,892
                                     -------------- -----------   --    --------------
TOTAL                                $1,089,783,556 $64,434,389   --    $1,154,217,945
                                     ============== ===========   ==    ==============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                  SHARES   VALUE+    OF NET ASSETS**
                                                  ------ ----------- ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (17.2%)
*   1-800-Flowers.com, Inc. Class A                4,534 $    57,582       0.0%
    A.H. Belo Corp. Class A                          200       1,120       0.0%
    Aaron's, Inc.                                 11,255     470,121       0.0%
    Abercrombie & Fitch Co. Class A               10,569     270,778       0.0%
    Acushnet Holdings Corp.                        2,732      66,005       0.0%
#   Adient P.L.C.                                  6,701     410,704       0.0%
    Advance Auto Parts, Inc.                       7,007     801,951       0.1%
*   Amazon.com, Inc.                              28,654  44,875,889       3.2%
    AMC Entertainment Holdings, Inc. Class A       7,693     134,243       0.0%
#*  AMC Networks, Inc. Class A                     6,839     355,628       0.0%
*   America's Car-Mart, Inc.                         715      38,110       0.0%
*   American Axle & Manufacturing Holdings, Inc.  10,524     161,438       0.0%
    American Eagle Outfitters, Inc.               30,818     637,316       0.1%
    Aptiv P.L.C.                                  15,724   1,329,936       0.1%
    Aramark                                       14,115     527,760       0.1%
    Ark Restaurants Corp.                            500      12,200       0.0%
*   Asbury Automotive Group, Inc.                  3,896     261,227       0.0%
#*  Ascena Retail Group, Inc.                     27,928      62,000       0.0%
*   Ascent Capital Group, Inc. Class A               595       2,059       0.0%
#*  At Home Group, Inc.                            4,235     149,030       0.0%
#   Autoliv, Inc.                                  8,838   1,184,734       0.1%
*   AutoNation, Inc.                              15,342     708,647       0.1%
*   AutoZone, Inc.                                 1,531     956,140       0.1%
*   AV Homes, Inc.                                 2,224      37,030       0.0%
*   Ballantyne Strong, Inc.                        1,448       6,878       0.0%
*   Barnes & Noble Education, Inc.                 6,482      46,606       0.0%
    Barnes & Noble, Inc.                          12,778      70,918       0.0%
    Bassett Furniture Industries, Inc.             1,000      29,050       0.0%
#   Beasley Broadcast Group, Inc. Class A          1,101      12,496       0.0%
*   Beazer Homes USA, Inc.                         6,286      92,278       0.0%
#   Bed Bath & Beyond, Inc.                       22,182     387,298       0.0%
    Best Buy Co., Inc.                            41,118   3,146,761       0.2%
    Big 5 Sporting Goods Corp.                     2,727      22,907       0.0%
#   Big Lots, Inc.                                 4,463     189,454       0.0%
*   Biglari Holdings, Inc.                           112      38,333       0.0%
    BJ's Restaurants, Inc.                         1,890     105,557       0.0%
    Bloomin' Brands, Inc.                         11,210     265,229       0.0%
*   Bojangles', Inc.                               4,011      59,162       0.0%
*   Booking Holdings, Inc.                         2,343   5,103,054       0.4%
#*  Boot Barn Holdings, Inc.                       1,500      29,355       0.0%
    BorgWarner, Inc.                              25,987   1,271,804       0.1%
#   Brinker International, Inc.                    4,620     201,386       0.0%
    Brunswick Corp.                               15,931     953,948       0.1%
#   Buckle, Inc. (The)                               733      16,896       0.0%
*   Build-A-Bear Workshop, Inc.                    1,300      11,830       0.0%
*   Burlington Stores, Inc.                        5,767     783,447       0.1%
    Cable One, Inc.                                1,315     835,183       0.1%
    Caleres, Inc.                                  8,038     263,084       0.0%
    Callaway Golf Co.                             17,312     298,805       0.0%
*   Cambium Learning Group, Inc.                   3,100      31,434       0.0%
#*  CarMax, Inc.                                  23,658   1,478,625       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Carrols Restaurant Group, Inc.                  4,467 $    46,010       0.0%
#   Carter's, Inc.                                  9,585     961,567       0.1%
    Cato Corp. (The) Class A                        2,771      44,918       0.0%
*   Cavco Industries, Inc.                          1,678     285,847       0.0%
    CBS Corp. Class B                              26,312   1,294,550       0.1%
    CBS Corp. Class A                                 482      23,854       0.0%
*   Century Casinos, Inc.                           1,500      11,520       0.0%
*   Century Communities, Inc.                       7,845     241,234       0.0%
*   Charter Communications, Inc. Class A           14,794   4,013,464       0.3%
#   Cheesecake Factory, Inc. (The)                  4,899     254,503       0.0%
*   Cherokee, Inc.                                  1,276         920       0.0%
    Chico's FAS, Inc.                              29,010     288,069       0.0%
#   Children's Place, Inc. (The)                    2,479     316,196       0.0%
#*  Chipotle Mexican Grill, Inc.                      607     256,961       0.0%
*   Chuy's Holdings, Inc.                           1,407      40,240       0.0%
    Cinemark Holdings, Inc.                        17,579     688,569       0.1%
    Citi Trends, Inc.                               2,012      61,628       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A    6,385      30,648       0.0%
    Collectors Universe, Inc.                         906      14,197       0.0%
    Columbia Sportswear Co.                        11,309     938,760       0.1%
    Comcast Corp. Class A                         371,985  11,676,609       0.9%
#*  Conn's, Inc.                                      165       4,208       0.0%
*   Cooper-Standard Holdings, Inc.                  1,318     163,168       0.0%
#   Cracker Barrel Old Country Store, Inc.          2,621     431,390       0.0%
*   Crocs, Inc.                                    10,712     169,250       0.0%
    CSS Industries, Inc.                              242       4,129       0.0%
    Culp, Inc.                                        882      26,063       0.0%
#*  Daily Journal Corp.                               490     111,010       0.0%
    Dana, Inc.                                     20,677     490,665       0.0%
#*  Dave & Buster's Entertainment, Inc.             4,837     205,524       0.0%
*   Deckers Outdoor Corp.                           6,752     629,692       0.1%
*   Del Frisco's Restaurant Group, Inc.             1,909      30,353       0.0%
*   Del Taco Restaurants, Inc.                      3,674      41,002       0.0%
    Delphi Technologies P.L.C.                      4,844     234,498       0.0%
*   Delta Apparel, Inc.                               231       4,179       0.0%
*   Denny's Corp.                                   6,766     118,473       0.0%
#*  Destination XL Group, Inc.                      3,519       5,982       0.0%
#   Dick's Sporting Goods, Inc.                    17,702     585,759       0.1%
#   Dillard's, Inc. Class A                         3,924     292,534       0.0%
#   Dine Brands Global, Inc.                        2,045     162,250       0.0%
#*  Discovery, Inc. Class A                        30,230     714,939       0.1%
*   Discovery, Inc. Class C                        44,085     979,569       0.1%
*   DISH Network Corp. Class A                     14,438     484,395       0.0%
    Dollar General Corp.                           21,042   2,031,184       0.2%
*   Dollar Tree, Inc.                              19,574   1,876,951       0.1%
    Domino's Pizza, Inc.                            2,134     515,852       0.1%
*   Dorman Products, Inc.                           3,559     228,701       0.0%
    DR Horton, Inc.                                48,237   2,129,181       0.2%
*   Drive Shack, Inc.                              10,475      56,879       0.0%
#   DSW, Inc. Class A                              12,830     286,109       0.0%
#   Dunkin' Brands Group, Inc.                     20,017   1,220,236       0.1%
*   El Pollo Loco Holdings, Inc.                    1,700      17,000       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Eldorado Resorts, Inc.                      3,223 $   130,532       0.0%
#   Entercom Communications Corp. Class A      12,757     129,484       0.0%
    Entravision Communications Corp. Class A   13,516      62,849       0.0%
    Escalade, Inc.                              1,044      13,833       0.0%
    Ethan Allen Interiors, Inc.                 3,084      68,002       0.0%
    EW Scripps Co. (The) Class A               13,731     152,826       0.0%
    Expedia Group, Inc.                         5,053     581,802       0.1%
*   Express, Inc.                              14,324     112,300       0.0%
#*  Fiesta Restaurant Group, Inc.               2,341      49,161       0.0%
    Finish Line, Inc. (The) Class A             4,376      59,382       0.0%
*   Five Below, Inc.                            8,433     595,454       0.1%
    Flexsteel Industries, Inc.                    561      20,566       0.0%
#   Foot Locker, Inc.                          19,816     853,673       0.1%
    Ford Motor Co.                            207,267   2,329,681       0.2%
#*  Fossil Group, Inc.                          6,182      92,421       0.0%
*   Fox Factory Holding Corp.                   3,872     128,744       0.0%
#*  Francesca's Holdings Corp.                  5,663      28,032       0.0%
    Fred's, Inc. Class A                        4,728      11,324       0.0%
*   FTD Cos., Inc.                              3,046      19,616       0.0%
*   G-III Apparel Group, Ltd.                  11,047     403,105       0.0%
#   GameStop Corp. Class A                     18,630     254,299       0.0%
    Gannett Co., Inc.                          19,028     184,001       0.0%
    Gap, Inc. (The)                            50,033   1,462,965       0.1%
#   Garmin, Ltd.                               13,515     792,925       0.1%
*   GCI Liberty, Inc. Class A                   9,281     413,933       0.0%
    General Motors Co.                         58,521   2,150,062       0.2%
*   Genesco, Inc.                               2,582     110,381       0.0%
    Gentex Corp.                               26,758     608,477       0.1%
*   Gentherm, Inc.                              2,442      82,540       0.0%
    Genuine Parts Co.                          12,468   1,101,174       0.1%
#*  Global Eagle Entertainment, Inc.            2,295       2,685       0.0%
*   Gray Television, Inc.                      18,195     205,604       0.0%
*   Green Brick Partners, Inc.                  1,323      13,362       0.0%
    Group 1 Automotive, Inc.                    2,300     150,305       0.0%
#*  Groupon, Inc.                             106,110     492,350       0.0%
#   Guess?, Inc.                               13,348     310,875       0.0%
#*  Habit Restaurants, Inc. (The) Class A       3,908      39,471       0.0%
#   Hanesbrands, Inc.                          16,792     310,148       0.0%
#   Harley-Davidson, Inc.                      19,558     804,421       0.1%
    Hasbro, Inc.                               14,739   1,298,359       0.1%
    Haverty Furniture Cos., Inc.                2,689      48,805       0.0%
*   Helen of Troy, Ltd.                         2,970     264,775       0.0%
*   Hemisphere Media Group, Inc.                1,000      10,900       0.0%
#*  Hibbett Sports, Inc.                        2,559      69,605       0.0%
*   Hilton Grand Vacations, Inc.                5,143     221,149       0.0%
    Home Depot, Inc. (The)                     67,887  12,545,518       0.9%
    Hooker Furniture Corp.                      1,134      42,809       0.0%
#*  Horizon Global Corp.                        1,167       8,717       0.0%
#*  Hovnanian Enterprises, Inc. Class A        14,200      28,542       0.0%
    Hyatt Hotels Corp. Class A                  3,449     265,125       0.0%
*   Iconix Brand Group, Inc.                    7,099       5,755       0.0%
*   IMAX Corp.                                  7,797     180,890       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                     SHARES   VALUE+   OF NET ASSETS**
                                                     ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*   Installed Building Products, Inc.                 9,746 $  562,344       0.1%
    International Game Technology P.L.C.             14,669    414,693       0.0%
#   Interpublic Group of Cos., Inc. (The)            57,504  1,356,519       0.1%
#*  iRobot Corp.                                      2,559    149,343       0.0%
*   J Alexander's Holdings, Inc.                        942     11,257       0.0%
    Jack in the Box, Inc.                             2,744    246,137       0.0%
#*  JC Penney Co., Inc.                              25,567     74,400       0.0%
    John Wiley & Sons, Inc. Class A                   8,894    586,559       0.1%
    John Wiley & Sons, Inc. Class B                     200     13,500       0.0%
    Johnson Outdoors, Inc. Class A                      569     36,848       0.0%
    KB Home                                          20,227    537,027       0.1%
*   Kirkland's, Inc.                                  1,705     18,056       0.0%
    Kohl's Corp.                                     14,102    876,016       0.1%
    L Brands, Inc.                                   15,643    546,097       0.1%
    La-Z-Boy, Inc.                                    5,675    163,440       0.0%
*   Lakeland Industries, Inc.                         1,175     15,216       0.0%
    Las Vegas Sands Corp.                             5,786    424,287       0.0%
    LCI Industries                                    3,890    370,717       0.0%
    Lear Corp.                                        8,805  1,646,271       0.1%
    Lennar Corp. Class A                             37,733  1,995,698       0.2%
    Lennar Corp. Class B                              2,365    100,962       0.0%
*   Liberty Broadband Corp. Class A                   1,772    124,891       0.0%
*   Liberty Broadband Corp. Class C                  10,330    732,294       0.1%
*   Liberty Expedia Holdings, Inc. Class A            1,286     52,469       0.0%
*   Liberty Latin America, Ltd. Class A                 200      3,680       0.0%
*   Liberty Latin America, Ltd. Class C               1,400     25,284       0.0%
#*  Liberty Media Corp.-Liberty Braves Class A          527     11,578       0.0%
*   Liberty Media Corp.-Liberty Braves Class C        1,166     25,699       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A   1,318     37,049       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C   2,915     86,051       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A      5,275    220,337       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C     11,661    485,797       0.0%
#   Liberty Tax, Inc.                                 1,115     11,485       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A        7,801     71,769       0.0%
    Lifetime Brands, Inc.                             1,200     14,280       0.0%
*   Lincoln Educational Services Corp.                4,082      7,633       0.0%
#   Lions Gate Entertainment Corp. Class A           12,048    299,875       0.0%
    Lions Gate Entertainment Corp. Class B           15,238    350,779       0.0%
#   Lithia Motors, Inc. Class A                       4,989    478,246       0.0%
*   Live Nation Entertainment, Inc.                  22,405    884,325       0.1%
*   LKQ Corp.                                        32,116    996,238       0.1%
    Lowe's Cos., Inc.                                44,778  3,691,051       0.3%
*   Lululemon Athletica, Inc.                        12,772  1,274,646       0.1%
*   M/I Homes, Inc.                                   4,720    143,866       0.0%
#   Macy's, Inc.                                     46,966  1,459,234       0.1%
*   Madison Square Garden Co. (The) Class A           2,033    494,060       0.0%
*   Malibu Boats, Inc. Class A                        1,300     43,810       0.0%
    Marine Products Corp.                             1,421     21,557       0.0%
*   MarineMax, Inc.                                   7,469    161,330       0.0%
#   Mattel, Inc.                                     22,799    337,425       0.0%
    McDonald's Corp.                                 19,433  3,253,862       0.2%
    MDC Holdings, Inc.                               12,156    352,646       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES    VALUE+   OF NET ASSETS**
                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Meredith Corp.                                 5,254 $  272,157       0.0%
*   Meritage Homes Corp.                           7,013    312,078       0.0%
    MGM Resorts International                      8,144    255,884       0.0%
*   Michael Kors Holdings, Ltd.                   16,239  1,111,072       0.1%
*   Michaels Cos., Inc. (The)                     23,636    440,102       0.0%
*   Modine Manufacturing Co.                       3,297     56,708       0.0%
#   Monro, Inc.                                    3,195    178,760       0.0%
#*  Motorcar Parts of America, Inc.                1,259     23,971       0.0%
    Movado Group, Inc.                             2,805    110,657       0.0%
*   MSG Networks, Inc. Class A                     7,253    148,687       0.0%
#*  Murphy USA, Inc.                               5,826    364,533       0.0%
    Nathan's Famous, Inc.                            200     16,390       0.0%
    National CineMedia, Inc.                      21,103    120,709       0.0%
*   Nautilus, Inc.                                 3,718     54,097       0.0%
*   Netflix, Inc.                                 16,176  5,054,353       0.4%
*   New Home Co., Inc. (The)                         994      9,920       0.0%
    New Media Investment Group, Inc.               5,943     98,535       0.0%
#*  New York & Co., Inc.                           4,752     18,675       0.0%
    New York Times Co. (The) Class A              25,000    586,250       0.1%
#   Newell Brands, Inc.                            7,440    205,567       0.0%
    News Corp. Class A                            24,278    387,962       0.0%
    News Corp. Class B                            15,270    248,138       0.0%
#   Nexstar Media Group, Inc. Class A             12,900    803,025       0.1%
    NIKE, Inc. Class B                           102,036  6,978,242       0.5%
    Nordstrom, Inc.                               12,815    647,926       0.1%
#   Nutrisystem, Inc.                              3,326     96,454       0.0%
*   NVR, Inc.                                        398  1,233,800       0.1%
*   O'Reilly Automotive, Inc.                      6,865  1,757,921       0.1%
    Office Depot, Inc.                            69,046    158,115       0.0%
#*  Ollie's Bargain Outlet Holdings, Inc.          4,828    300,302       0.0%
#   Omnicom Group, Inc.                           25,573  1,883,707       0.1%
*   Overstock.com, Inc.                            3,993    152,133       0.0%
    Oxford Industries, Inc.                        2,924    225,265       0.0%
#   Papa John's International, Inc.                3,147    195,114       0.0%
#*  Party City Holdco, Inc.                        9,088    143,136       0.0%
    Peak Resorts, Inc.                             1,900      8,835       0.0%
*   Penn National Gaming, Inc.                     6,814    206,532       0.0%
    Penske Automotive Group, Inc.                 12,880    580,888       0.1%
*   Perry Ellis International, Inc.                1,100     28,545       0.0%
#   PetMed Express, Inc.                           3,207    107,306       0.0%
    Pier 1 Imports, Inc.                           9,693     21,615       0.0%
*   Planet Fitness, Inc. Class A                  10,473    421,957       0.0%
#   Polaris Industries, Inc.                       9,375    982,687       0.1%
    Pool Corp.                                     4,603    638,942       0.1%
*   Potbelly Corp.                                 1,810     21,630       0.0%
    PulteGroup, Inc.                              42,066  1,277,124       0.1%
    PVH Corp.                                      6,166    984,525       0.1%
*   Qurate Retail Group, Inc. QVC Group Class A   49,325  1,154,698       0.1%
    Ralph Lauren Corp.                             5,718    628,122       0.1%
    RCI Hospitality Holdings, Inc.                   288      7,831       0.0%
*   Reading International, Inc. Class A            1,600     24,528       0.0%
*   Red Lion Hotels Corp.                          1,771     17,444       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                            SHARES   VALUE+   OF NET ASSETS**
                                            ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Red Robin Gourmet Burgers, Inc.          1,171 $   73,012       0.0%
#   Rent-A-Center, Inc.                      4,988     50,429       0.0%
    Ross Stores, Inc.                       21,062  1,702,863       0.1%
    Ruth's Hospitality Group, Inc.           4,263    114,462       0.0%
    Saga Communications, Inc. Class A          369     13,690       0.0%
    Salem Media Group, Inc.                  1,000      3,150       0.0%
#*  Sally Beauty Holdings, Inc.             11,257    194,634       0.0%
    Scholastic Corp.                         4,418    182,905       0.0%
*   Scientific Games Corp. Class A           7,843    418,032       0.0%
#*  Sequential Brands Group, Inc.            2,082      4,018       0.0%
*   ServiceMaster Global Holdings, Inc.     16,977    859,036       0.1%
#*  Shake Shack, Inc. Class A                  928     44,182       0.0%
*   Shiloh Industries, Inc.                  1,200      9,972       0.0%
#   Shoe Carnival, Inc.                      2,176     53,029       0.0%
*   Shutterfly, Inc.                         3,565    288,480       0.0%
#   Signet Jewelers, Ltd.                   10,061    391,172       0.0%
#   Sinclair Broadcast Group, Inc. Class A  21,966    622,736       0.1%
#   Sirius XM Holdings, Inc.                97,629    617,992       0.1%
#   Six Flags Entertainment Corp.            6,652    420,672       0.0%
*   Skechers U.S.A., Inc. Class A           20,699    589,921       0.1%
*   Sleep Number Corp.                       5,045    142,975       0.0%
    Sonic Automotive, Inc. Class A           1,600     31,680       0.0%
#   Sonic Corp.                              3,600     93,276       0.0%
*   Sotheby's                                5,037    265,954       0.0%
    Speedway Motorsports, Inc.               2,775     48,979       0.0%
    Standard Motor Products, Inc.            1,900     86,165       0.0%
    Starbucks Corp.                         45,283  2,606,942       0.2%
    Stein Mart, Inc.                         5,735     11,757       0.0%
    Steven Madden, Ltd.                      8,860    427,495       0.0%
*   Stoneridge, Inc.                         2,300     60,559       0.0%
    Superior Uniform Group, Inc.               923     24,755       0.0%
    Tailored Brands, Inc.                    4,047    127,683       0.0%
*   Tandy Leather Factory, Inc.              1,562     11,559       0.0%
    Tapestry, Inc.                          32,405  1,742,417       0.1%
    Target Corp.                            40,271  2,923,675       0.2%
*   Taylor Morrison Home Corp. Class A      26,938    640,047       0.1%
    TEGNA, Inc.                             44,398    469,287       0.0%
#*  Tempur Sealy International, Inc.         6,815    304,971       0.0%
    Tenneco, Inc.                            4,755    212,501       0.0%
#*  Tesla, Inc.                              2,387    701,539       0.1%
    Texas Roadhouse, Inc.                    7,283    466,695       0.0%
    Thor Industries, Inc.                    6,707    711,881       0.1%
    Tiffany & Co.                           14,026  1,442,294       0.1%
    Tile Shop Holdings, Inc.                 5,547     37,997       0.0%
    Tilly's, Inc. Class A                      804      9,013       0.0%
    Time Warner, Inc.                       48,537  4,601,308       0.3%
    TJX Cos., Inc. (The)                    32,898  2,791,395       0.2%
    Toll Brothers, Inc.                     27,321  1,151,853       0.1%
*   TopBuild Corp.                           3,356    267,473       0.0%
    Tower International, Inc.                2,042     60,239       0.0%
    Townsquare Media, Inc. Class A           1,134      8,641       0.0%
    Tractor Supply Co.                       7,303    496,604       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Trans World Entertainment Corp.                1,000 $      1,250       0.0%
#*  TRI Pointe Group, Inc.                        29,811      510,066       0.0%
    Tribune Media Co. Class A                      5,261      198,813       0.0%
#*  TripAdvisor, Inc.                              9,368      350,551       0.0%
*   tronc, Inc.                                   12,777      234,586       0.0%
#*  Tuesday Morning Corp.                          4,976       17,665       0.0%
    Tupperware Brands Corp.                        4,408      196,420       0.0%
    Twenty-First Century Fox, Inc. Class A       101,283    3,702,906       0.3%
    Twenty-First Century Fox, Inc. Class B        44,833    1,617,126       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.         4,537    1,138,379       0.1%
#*  Under Armour, Inc. Class A                    28,707      509,836       0.0%
#*  Under Armour, Inc. Class C                    32,523      499,228       0.0%
*   Unifi, Inc.                                    2,214       65,557       0.0%
    Unique Fabricating, Inc.                         842        7,831       0.0%
*   Universal Electronics, Inc.                    1,355       62,737       0.0%
*   Universal Technical Institute, Inc.            2,800        8,764       0.0%
*   Urban Outfitters, Inc.                        19,675      792,312       0.1%
*   US Auto Parts Network, Inc.                    3,173        5,711       0.0%
    Vail Resorts, Inc.                             1,187      272,191       0.0%
*   Vera Bradley, Inc.                             4,500       51,210       0.0%
    VF Corp.                                      18,421    1,489,706       0.1%
    Viacom, Inc. Class A                           2,977      105,832       0.0%
    Viacom, Inc. Class B                          82,173    2,478,338       0.2%
*   Visteon Corp.                                  7,065      879,169       0.1%
#*  Vitamin Shoppe, Inc.                           1,139        5,638       0.0%
*   VOXX International Corp.                       2,400       12,000       0.0%
    Walt Disney Co. (The)                         67,692    6,791,538       0.5%
#*  Wayfair, Inc. Class A                         12,782      796,319       0.1%
    Wendy's Co. (The)                             31,852      533,202       0.1%
    Weyco Group, Inc.                              1,334       48,958       0.0%
    Whirlpool Corp.                                7,600    1,177,620       0.1%
*   William Lyon Homes Class A                     6,522      175,181       0.0%
#   Williams-Sonoma, Inc.                         15,034      718,625       0.1%
    Wingstop, Inc.                                 4,347      212,394       0.0%
    Winmark Corp.                                    415       54,075       0.0%
#   Winnebago Industries, Inc.                     3,145      119,196       0.0%
    Wolverine World Wide, Inc.                    13,457      403,172       0.0%
#   World Wrestling Entertainment, Inc. Class A    3,331      132,540       0.0%
    Wyndham Worldwide Corp.                        4,101      468,375       0.0%
    Wynn Resorts, Ltd.                             8,392    1,562,506       0.1%
*   ZAGG, Inc.                                     2,300       25,760       0.0%
#*  Zoe's Kitchen, Inc.                              968       14,278       0.0%
*   Zumiez, Inc.                                   3,334       78,016       0.0%
                                                         ------------      ----
Total Consumer Discretionary                              251,550,289      18.1%
                                                         ------------      ----
Consumer Staples -- (5.2%)
    Alico, Inc.                                      390       12,597       0.0%
    Andersons, Inc. (The)                          6,689      218,396       0.0%
*   Avon Products, Inc.                          103,731      262,439       0.0%
#   B&G Foods, Inc.                                4,822      109,700       0.0%
#*  Boston Beer Co., Inc. (The) Class A            1,394      312,465       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Consumer Staples -- (Continued)
    Brown-Forman Corp. Class A                  5,088 $  271,547       0.0%
    Brown-Forman Corp. Class B                 21,077  1,181,155       0.1%
#   Calavo Growers, Inc.                        2,429    227,597       0.0%
#   Campbell Soup Co.                           8,458    344,917       0.0%
#   Casey's General Stores, Inc.                5,989    578,537       0.1%
#*  Central Garden & Pet Co.                    3,683    138,076       0.0%
*   Central Garden & Pet Co. Class A            5,818    206,539       0.0%
#*  Chefs' Warehouse, Inc. (The)                4,200    101,850       0.0%
    Church & Dwight Co., Inc.                  16,279    752,090       0.1%
    Clorox Co. (The)                            9,517  1,115,392       0.1%
    Coca-Cola Bottling Co. Consolidated         1,553    261,510       0.0%
    Coca-Cola Co. (The)                        96,697  4,178,277       0.3%
    Colgate-Palmolive Co.                      33,639  2,194,272       0.2%
    Constellation Brands, Inc. Class A          7,522  1,753,604       0.1%
    Costco Wholesale Corp.                     34,268  6,756,279       0.5%
#   Coty, Inc. Class A                         73,744  1,279,458       0.1%
*   Craft Brew Alliance, Inc.                   1,900     36,670       0.0%
*   Darling Ingredients, Inc.                  18,800    322,232       0.0%
    Dr Pepper Snapple Group, Inc.              13,729  1,646,931       0.1%
#   Energizer Holdings, Inc.                    7,056    404,732       0.0%
    Estee Lauder Cos., Inc. (The) Class A      17,054  2,525,527       0.2%
*   Farmer Brothers Co.                         3,036     86,071       0.0%
#   Flowers Foods, Inc.                        17,063    385,794       0.0%
    Fresh Del Monte Produce, Inc.               2,100    103,215       0.0%
    General Mills, Inc.                        30,919  1,352,397       0.1%
#*  Hain Celestial Group, Inc. (The)           11,454    333,655       0.0%
*   Herbalife Nutrition, Ltd.                  10,500  1,110,165       0.1%
#*  Hostess Brands, Inc.                        7,739    108,733       0.0%
*   HRG Group, Inc.                            33,215    373,337       0.0%
    Ingles Markets, Inc. Class A                3,819    130,801       0.0%
    Inter Parfums, Inc.                         5,710    292,352       0.0%
    J&J Snack Foods Corp.                       1,814    249,262       0.0%
    JM Smucker Co. (The)                        8,894  1,014,627       0.1%
    John B. Sanfilippo & Son, Inc.                549     31,233       0.0%
    Kraft Heinz Co. (The)                      22,222  1,252,876       0.1%
#   Kroger Co. (The)                          116,011  2,922,317       0.2%
    Lamb Weston Holdings, Inc.                  7,382    482,192       0.0%
    Lancaster Colony Corp.                      2,999    376,644       0.0%
*   Landec Corp.                                1,591     21,160       0.0%
*   Lifeway Foods, Inc.                         1,074      5,703       0.0%
    Limoneira Co.                               1,038     24,165       0.0%
    McCormick & Co., Inc.                         200     20,977       0.0%
#   McCormick & Co., Inc. Non-Voting           10,687  1,126,517       0.1%
    Medifast, Inc.                              2,326    233,484       0.0%
    Molson Coors Brewing Co. Class B           26,411  1,881,520       0.2%
*   Monster Beverage Corp.                     15,782    868,010       0.1%
#   National Beverage Corp.                     2,397    211,799       0.0%
*   Natural Alternatives International, Inc.    1,014     10,191       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.    2,440     17,446       0.0%
#   Natural Health Trends Corp.                   187      3,471       0.0%
    Nature's Sunshine Products, Inc.              500      4,625       0.0%
    Nu Skin Enterprises, Inc. Class A          11,419    812,462       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                   SHARES   VALUE+    OF NET ASSETS**
                                                   ------ ----------- ---------------
Consumer Staples -- (Continued)
    Oil-Dri Corp. of America                          489 $    18,954       0.0%
#*  Orchids Paper Products Co.                      1,044       6,379       0.0%
    PepsiCo, Inc.                                  71,885   7,256,072       0.5%
*   Performance Food Group Co.                     19,850     644,132       0.1%
    Pinnacle Foods, Inc.                           14,158     855,143       0.1%
#*  Post Holdings, Inc.                             8,168     649,928       0.1%
#   PriceSmart, Inc.                                3,121     273,400       0.0%
*   Primo Water Corp.                               2,291      29,875       0.0%
    Procter & Gamble Co. (The)                     75,497   5,461,453       0.4%
#*  Revlon, Inc. Class A                            6,086     138,761       0.0%
#*  Rite Aid Corp.                                 18,583      31,034       0.0%
    Rocky Mountain Chocolate Factory, Inc.            960      11,146       0.0%
#*  S&W Seed Co.                                    2,831      10,050       0.0%
    Seaboard Corp.                                     11      44,078       0.0%
*   Seneca Foods Corp. Class A                        504      13,885       0.0%
*   Smart & Final Stores, Inc.                      6,195      31,594       0.0%
    SpartanNash Co.                                 4,418      80,319       0.0%
#   Spectrum Brands Holdings, Inc.                  6,114     440,819       0.0%
*   Sprouts Farmers Market, Inc.                   18,922     473,618       0.0%
#*  SUPERVALU, Inc.                                 4,743      83,050       0.0%
    Sysco Corp.                                    31,127   1,946,683       0.2%
#   Tootsie Roll Industries, Inc.                   1,515      43,253       0.0%
#*  TreeHouse Foods, Inc.                           2,815     108,377       0.0%
*   United Natural Foods, Inc.                      8,413     378,753       0.0%
    United-Guardian, Inc.                           1,797      31,178       0.0%
*   US Foods Holding Corp.                         29,920   1,022,666       0.1%
*   USANA Health Sciences, Inc.                     4,982     525,850       0.1%
    Village Super Market, Inc. Class A              1,201      32,667       0.0%
    Walgreens Boots Alliance, Inc.                 48,689   3,235,384       0.2%
    Walmart, Inc.                                  98,375   8,702,252       0.6%
    Weis Markets, Inc.                              3,047     140,223       0.0%
*   Willamette Valley Vineyards, Inc.                 500       4,150       0.0%
                                                          -----------       ---
Total Consumer Staples                                     75,765,116       5.4%
                                                          -----------       ---
Energy -- (2.5%)
    Adams Resources & Energy, Inc.                    101       4,626       0.0%
    Andeavor                                       13,857   1,916,700       0.2%
    Archrock, Inc.                                 18,580     200,664       0.0%
*   Ardmore Shipping Corp.                          1,581      12,648       0.0%
    Baker Hughes a GE Co.                          18,946     684,140       0.1%
*   Basic Energy Services, Inc.                     6,023      97,452       0.0%
#   Bristow Group, Inc.                             5,575      89,479       0.0%
#*  Centennial Resource Development, Inc. Class A  14,308     264,698       0.0%
    Cheniere Energy Partners L.P. Holdings LLC      4,942     137,882       0.0%
#*  Cheniere Energy, Inc.                          15,757     916,427       0.1%
*   Clean Energy Fuels Corp.                        9,924      15,978       0.0%
*   Contango Oil & Gas Co.                            870       3,245       0.0%
#   Core Laboratories NV                            8,975   1,098,989       0.1%
#   CVR Energy, Inc.                                5,536     190,992       0.0%
*   Dawson Geophysical Co.                          2,475      17,820       0.0%
    Delek US Holdings, Inc.                        20,698     980,464       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Energy -- (Continued)
    DHT Holdings, Inc.                         1,736 $    6,302       0.0%
#*  Diamond Offshore Drilling, Inc.           12,360    227,300       0.0%
#*  Diamondback Energy, Inc.                   2,389    306,867       0.0%
*   Dorian LPG, Ltd.                           1,709     12,288       0.0%
*   Dril-Quip, Inc.                           10,306    427,184       0.0%
    EnLink Midstream LLC                      24,074    357,499       0.0%
#   Ensco P.L.C. Class A                      54,886    310,106       0.0%
*   Era Group, Inc.                            2,030     21,416       0.0%
    Evolution Petroleum Corp.                  2,234     20,776       0.0%
*   Exterran Corp.                             7,674    224,771       0.0%
*   Forum Energy Technologies, Inc.           20,623    259,850       0.0%
#   Frank's International NV                  10,926     76,373       0.0%
*   Geospace Technologies Corp.                  400      4,216       0.0%
#   Green Plains, Inc.                         5,254     97,724       0.0%
    Gulf Island Fabrication, Inc.              1,300     13,000       0.0%
*   Helix Energy Solutions Group, Inc.        34,484    266,216       0.0%
    Helmerich & Payne, Inc.                   13,464    936,421       0.1%
    HollyFrontier Corp.                       25,158  1,526,839       0.1%
*   Independence Contract Drilling, Inc.         700      3,213       0.0%
    Marathon Petroleum Corp.                  41,326  3,095,731       0.2%
*   Matrix Service Co.                         7,677    118,226       0.0%
#*  McDermott International, Inc.             75,204    496,346       0.0%
    Nabors Industries, Ltd.                   51,343    390,720       0.0%
    National Oilwell Varco, Inc.              30,534  1,180,750       0.1%
*   Natural Gas Services Group, Inc.           2,367     57,045       0.0%
*   Newpark Resources, Inc.                   13,568    142,464       0.0%
#*  Noble Corp. P.L.C.                        43,772    204,415       0.0%
#   Nordic American Offshore, Ltd.                 2          2       0.0%
#   Nordic American Tankers, Ltd.                 60        113       0.0%
    Oceaneering International, Inc.           20,259    430,301       0.0%
*   Oil States International, Inc.            14,110    507,254       0.1%
    ONEOK, Inc.                               27,897  1,679,957       0.1%
*   Overseas Shipholding Group, Inc. Class A   8,155     30,418       0.0%
*   Pacific Ethanol, Inc.                      2,589      9,062       0.0%
    Panhandle Oil and Gas, Inc. Class A        1,703     33,123       0.0%
*   Par Pacific Holdings, Inc.                 2,193     36,996       0.0%
*   Parker Drilling Co.                       13,200      8,321       0.0%
    Patterson-UTI Energy, Inc.                28,448    609,356       0.1%
    PBF Energy, Inc. Class A                  24,052    921,913       0.1%
    Phillips 66                               18,307  2,037,752       0.2%
*   Pioneer Energy Services Corp.              6,317     21,794       0.0%
#*  Renewable Energy Group, Inc.               6,490     83,721       0.0%
*   REX American Resources Corp.                 900     67,302       0.0%
*   RigNet, Inc.                               1,879     28,373       0.0%
*   Ring Energy, Inc.                          2,296     38,389       0.0%
*   Rowan Cos. P.L.C. Class A                 24,017    346,805       0.0%
#   RPC, Inc.                                 36,702    661,003       0.1%
    Schlumberger, Ltd.                        64,994  4,455,989       0.3%
#   Scorpio Tankers, Inc.                     22,965     61,087       0.0%
*   SEACOR Holdings, Inc.                      4,801    263,287       0.0%
*   SEACOR Marine Holdings, Inc.               2,940     69,649       0.0%
#   SemGroup Corp. Class A                    12,084    303,913       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE+    OF NET ASSETS**
                                                     ------ ----------- ---------------
Energy -- (Continued)
#   Ship Finance International, Ltd.                  2,689 $    38,318       0.0%
#*  Superior Energy Services, Inc.                   29,418     315,655       0.0%
    Targa Resources Corp.                            11,967     562,090       0.1%
    TechnipFMC P.L.C.                                36,271   1,195,492       0.1%
    Teekay Tankers, Ltd. Class A                      8,061       9,270       0.0%
*   TETRA Technologies, Inc.                         18,506      72,729       0.0%
#*  Transocean, Ltd.                                 62,761     776,354       0.1%
#   US Silica Holdings, Inc.                          4,144     124,776       0.0%
    Valero Energy Corp.                              23,959   2,657,772       0.2%
    World Fuel Services Corp.                         4,112      88,285       0.0%
                                                            -----------       ---
Total Energy                                                 35,962,883       2.6%
                                                            -----------       ---
Financials -- (16.8%)
#*  1347 Property Insurance Holdings, Inc.            1,900      12,920       0.0%
    1st Constitution Bancorp                          1,118      24,149       0.0%
    1st Source Corp.                                  3,408     177,216       0.0%
    A-Mark Precious Metals, Inc.                        800      10,744       0.0%
    Access National Corp.                             2,211      61,488       0.0%
    ACNB Corp.                                          674      20,220       0.0%
    Affiliated Managers Group, Inc.                   5,662     933,437       0.1%
    Aflac, Inc.                                      57,845   2,635,997       0.2%
    Alleghany Corp.                                   1,428     820,629       0.1%
*   Allegiance Bancshares, Inc.                       1,231      49,794       0.0%
    Allstate Corp. (The)                             19,629   1,920,109       0.1%
    Ally Financial, Inc.                             79,761   2,081,762       0.2%
*   Ambac Financial Group, Inc.                       4,904      83,515       0.0%
    American Equity Investment Life Holding Co.      19,432     586,846       0.1%
    American Express Co.                             44,013   4,346,284       0.3%
    American Financial Group, Inc.                    9,145   1,035,397       0.1%
    American International Group, Inc.               58,295   3,264,520       0.2%
    American National Bankshares, Inc.                1,300      49,985       0.0%
    American National Insurance Co.                   4,232     510,675       0.0%
    American River Bankshares                           700      10,857       0.0%
    Ameriprise Financial, Inc.                       11,103   1,556,752       0.1%
    Ameris Bancorp                                    5,000     258,500       0.0%
    AMERISAFE, Inc.                                   2,756     163,431       0.0%
    AmeriServ Financial, Inc.                         3,000      12,300       0.0%
    Amtrust Financial Services, Inc.                 25,092     323,436       0.0%
*   Anchor Bancorp, Inc.                                343       8,489       0.0%
    Aon P.L.C.                                        9,137   1,301,748       0.1%
*   Arch Capital Group, Ltd.                          9,218     738,638       0.1%
    Argo Group International Holdings, Ltd.           4,824     281,963       0.0%
    Arrow Financial Corp.                             1,658      58,693       0.0%
    Arthur J Gallagher & Co.                         20,201   1,413,868       0.1%
    Artisan Partners Asset Management, Inc. Class A   9,341     300,313       0.0%
    Aspen Insurance Holdings, Ltd.                   13,007     552,147       0.1%
    Associated Banc-Corp                             21,097     558,016       0.1%
    Assurant, Inc.                                    8,393     779,038       0.1%
    Assured Guaranty, Ltd.                           22,873     830,061       0.1%
    Asta Funding, Inc.                                   35         123       0.0%
*   Athene Holding, Ltd. Class A                     16,552     811,048       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Financials -- (Continued)
*   Atlantic Capital Bancshares, Inc.           2,903 $   56,028       0.0%
*   Atlantic Coast Financial Corp.              1,382     14,000       0.0%
*   Atlas Financial Holdings, Inc.              1,019     10,700       0.0%
    Auburn National Bancorporation, Inc.          400     16,120       0.0%
    Axis Capital Holdings, Ltd.                14,767    866,823       0.1%
    Baldwin & Lyons, Inc. Class A               1,036     24,760       0.0%
    Baldwin & Lyons, Inc. Class B               1,722     40,123       0.0%
#   Banc of California, Inc.                    4,926     94,579       0.0%
    BancFirst Corp.                             4,370    249,745       0.0%
    Bancorp of New Jersey, Inc.                   806     13,762       0.0%
*   Bancorp, Inc. (The)                        10,582    109,524       0.0%
    BancorpSouth Bank                          14,083    465,443       0.0%
    Bank of America Corp.                     252,605  7,557,942       0.6%
    Bank of Commerce Holdings                   1,070     11,931       0.0%
#   Bank of Hawaii Corp.                        6,782    571,112       0.1%
    Bank of Marin Bancorp                         819     59,418       0.0%
    Bank of New York Mellon Corp. (The)        28,469  1,551,845       0.1%
    Bank of NT Butterfield & Son, Ltd. (The)    6,672    316,586       0.0%
#   Bank of South Carolina Corp.                  550     11,578       0.0%
#   Bank of the Ozarks, Inc.                   19,728    923,270       0.1%
    BankFinancial Corp.                         1,550     26,242       0.0%
    BankUnited, Inc.                           15,716    622,511       0.1%
    Bankwell Financial Group, Inc.                459     14,495       0.0%
    Banner Corp.                                4,848    278,275       0.0%
    Bar Harbor Bankshares                       1,356     39,622       0.0%
    BB&T Corp.                                 19,001  1,003,253       0.1%
    BCB Bancorp, Inc.                           1,421     22,026       0.0%
    Beneficial Bancorp, Inc.                   11,265    178,550       0.0%
    Berkshire Hills Bancorp, Inc.               7,947    301,589       0.0%
    BGC Partners, Inc. Class A                 42,616    569,350       0.1%
    BlackRock, Inc.                             5,499  2,867,728       0.2%
    Blue Hills Bancorp, Inc.                    3,576     72,682       0.0%
#*  BofI Holding, Inc.                          3,360    135,341       0.0%
    BOK Financial Corp.                         5,928    596,831       0.1%
    Boston Private Financial Holdings, Inc.    16,548    265,595       0.0%
    Bridge Bancorp, Inc.                        1,706     56,127       0.0%
#*  Brighthouse Financial, Inc.                15,572    790,746       0.1%
    BrightSphere Investment Group P.L.C.       13,182    199,971       0.0%
    Brookline Bancorp, Inc.                    12,643    209,874       0.0%
    Brown & Brown, Inc.                        42,752  1,164,137       0.1%
    Bryn Mawr Bank Corp.                        4,630    206,498       0.0%
*   BSB Bancorp, Inc.                             528     17,028       0.0%
    C&F Financial Corp.                           202     11,696       0.0%
    Cadence BanCorp                               600     17,538       0.0%
    Camden National Corp.                       1,950     86,404       0.0%
*   Cannae Holdings, Inc.                      11,601    239,677       0.0%
    Capital City Bank Group, Inc.               2,327     52,078       0.0%
    Capital One Financial Corp.                23,122  2,095,316       0.2%
    Capitol Federal Financial, Inc.            18,190    226,829       0.0%
    Carolina Financial Corp.                    1,926     75,518       0.0%
    Cathay General Bancorp                     12,035    481,520       0.0%
    Cboe Global Markets, Inc.                   4,774    509,768       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES    VALUE+   OF NET ASSETS**
                                         ------- ---------- ---------------
Financials -- (Continued)
    CenterState Banks Corp.               10,400 $  301,392       0.0%
*   Central Federal Corp.                  5,714     13,885       0.0%
    Central Pacific Financial Corp.        3,622    105,328       0.0%
    Central Valley Community Bancorp       1,512     31,147       0.0%
    Century Bancorp, Inc. Class A            255     20,400       0.0%
    Charles Schwab Corp. (The)            43,516  2,422,971       0.2%
    Charter Financial Corp.                2,310     53,731       0.0%
    Chemical Financial Corp.               8,173    448,616       0.0%
    Chemung Financial Corp.                  900     42,480       0.0%
    Chubb, Ltd.                           24,015  3,258,115       0.2%
    Cincinnati Financial Corp.             8,995    632,708       0.1%
    CIT Group, Inc.                       10,968    580,756       0.1%
    Citigroup, Inc.                      113,116  7,722,429       0.6%
    Citizens & Northern Corp.              1,544     37,288       0.0%
    Citizens Community Bancorp, Inc.         800     11,176       0.0%
    Citizens Financial Group, Inc.        27,014  1,120,811       0.1%
    Citizens First Corp.                     530     13,902       0.0%
#*  Citizens, Inc.                         4,745     36,869       0.0%
#   City Holding Co.                       1,896    135,716       0.0%
    CME Group, Inc.                        6,548  1,032,489       0.1%
    CNB Financial Corp.                    2,020     57,287       0.0%
    CNO Financial Group, Inc.              7,390    158,442       0.0%
*   Coastway Bancorp, Inc.                   622     16,981       0.0%
    CoBiz Financial, Inc.                  4,711     94,927       0.0%
    Codorus Valley Bancorp, Inc.             771     22,521       0.0%
#   Cohen & Steers, Inc.                   9,241    370,564       0.0%
    Colony Bankcorp, Inc.                    989     15,923       0.0%
    Columbia Banking System, Inc.          9,077    364,986       0.0%
#   Commerce Bancshares, Inc.             16,675  1,059,196       0.1%
#   Community Bank System, Inc.            7,843    441,169       0.0%
*   Community Bankers Trust Corp.          1,900     16,530       0.0%
    Community Financial Corp. (The)           92      3,316       0.0%
    Community Trust Bancorp, Inc.          3,228    154,944       0.0%
    Community West Bancshares              1,400     16,030       0.0%
    ConnectOne Bancorp, Inc.               5,325    140,580       0.0%
*   Consumer Portfolio Services, Inc.      2,632      9,001       0.0%
#*  Cowen, Inc.                            6,629    102,749       0.0%
    Crawford & Co. Class A                 2,485     19,184       0.0%
    Crawford & Co. Class B                 3,005     24,100       0.0%
#*  Credit Acceptance Corp.                2,568    849,597       0.1%
#   Cullen/Frost Bankers, Inc.             5,186    593,538       0.1%
*   Customers Bancorp, Inc.                7,263    209,320       0.0%
#   CVB Financial Corp.                   13,942    308,815       0.0%
    Diamond Hill Investment Group, Inc.      552    107,872       0.0%
    Dime Community Bancshares, Inc.        9,366    184,978       0.0%
    Discover Financial Services           28,799  2,051,929       0.2%
    DNB Financial Corp.                      100      3,485       0.0%
    Donegal Group, Inc. Class A            3,292     45,825       0.0%
*   Donnelley Financial Solutions, Inc.    8,339    153,438       0.0%
*   E*TRADE Financial Corp.               22,375  1,357,715       0.1%
*   Eagle Bancorp, Inc.                    4,755    279,118       0.0%
    East West Bancorp, Inc.               11,739    782,052       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                 SHARES   VALUE+   OF NET ASSETS**
                                                 ------ ---------- ---------------
Financials -- (Continued)
    Eaton Vance Corp.                            19,380 $1,054,078       0.1%
*   eHealth, Inc.                                 1,842     34,703       0.0%
    EMC Insurance Group, Inc.                     3,133     81,395       0.0%
    Employers Holdings, Inc.                      5,715    233,743       0.0%
#*  Encore Capital Group, Inc.                    4,530    202,038       0.0%
*   Enova International, Inc.                    10,518    308,177       0.0%
*   Enstar Group, Ltd.                            2,488    522,853       0.0%
*   Entegra Financial Corp.                       1,100     31,955       0.0%
    Enterprise Bancorp, Inc.                        881     31,875       0.0%
    Enterprise Financial Services Corp.           5,162    262,488       0.0%
*   Equity Bancshares, Inc. Class A               1,838     70,083       0.0%
    Erie Indemnity Co. Class A                    6,554    765,311       0.1%
    ESSA Bancorp, Inc.                            1,868     27,310       0.0%
*   Essent Group, Ltd.                           20,916    689,391       0.1%
    Evans Bancorp, Inc.                             394     17,848       0.0%
    Evercore, Inc. Class A                       10,113  1,023,941       0.1%
    Everest Re Group, Ltd.                        3,719    865,300       0.1%
*   Ezcorp, Inc. Class A                         15,632    214,158       0.0%
#   FactSet Research Systems, Inc.                2,107    398,455       0.0%
    Farmers Capital Bank Corp.                      938     47,041       0.0%
    Farmers National Banc Corp.                   1,526     22,509       0.0%
    FB Financial Corp.                            2,626    104,594       0.0%
    FBL Financial Group, Inc. Class A             6,008    467,122       0.0%
*   FCB Financial Holdings, Inc. Class A          5,378    310,848       0.0%
    Federal Agricultural Mortgage Corp. Class C   2,638    225,575       0.0%
    Federated Investors, Inc. Class B            22,493    595,390       0.1%
    Federated National Holding Co.                1,868     31,569       0.0%
    Fidelity Southern Corp.                       5,768    131,107       0.0%
    Fifth Third Bancorp                          29,289    971,516       0.1%
    Financial Engines, Inc.                       8,425    376,176       0.0%
    Financial Institutions, Inc.                  3,311    102,972       0.0%
    First American Financial Corp.               25,046  1,280,101       0.1%
*   First BanCorp(2296926)                       35,369    255,364       0.0%
    First Bancorp(2351494)                        4,118    157,102       0.0%
    First Bancorp, Inc.                           1,624     45,017       0.0%
    First Bancshares, Inc. (The)                    400     12,940       0.0%
    First Busey Corp.                             7,312    216,801       0.0%
    First Business Financial Services, Inc.       1,369     35,580       0.0%
#   First Capital, Inc.                             400     15,744       0.0%
    First Citizens BancShares, Inc. Class A       1,448    625,956       0.1%
    First Commonwealth Financial Corp.           20,211    305,995       0.0%
    First Community Bancshares, Inc.              2,068     64,170       0.0%
    First Community Corp.                         1,506     34,713       0.0%
    First Connecticut Bancorp, Inc.               2,005     48,320       0.0%
    First Defiance Financial Corp.                  822     49,041       0.0%
    First Financial Bancorp                      11,183    346,114       0.0%
#   First Financial Bankshares, Inc.              7,869    389,909       0.0%
    First Financial Corp.                           822     35,140       0.0%
    First Financial Northwest, Inc.               1,300     21,970       0.0%
*   First Foundation, Inc.                        4,608     82,437       0.0%
#   First Guaranty Bancshares, Inc.                 550     14,267       0.0%
    First Hawaiian, Inc.                         14,425    397,409       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                   SHARES   VALUE+   OF NET ASSETS**
                                                   ------ ---------- ---------------
Financials -- (Continued)
    First Horizon National Corp.                   45,706 $  836,420       0.1%
    First Interstate Bancsystem, Inc. Class A       5,216    211,248       0.0%
    First Merchants Corp.                           7,028    302,766       0.0%
    First Mid-Illinois Bancshares, Inc.               350     12,863       0.0%
    First Midwest Bancorp, Inc.                    14,091    342,552       0.0%
*   First Northwest Bancorp                           817     13,129       0.0%
    First of Long Island Corp. (The)                2,544     67,416       0.0%
#   First Republic Bank                            10,921  1,014,233       0.1%
    First Savings Financial Group, Inc.               238     17,250       0.0%
    First United Corp.                                402      7,779       0.0%
    First US Bancshares, Inc.                         700      7,966       0.0%
    FirstCash, Inc.                                 7,928    687,358       0.1%
*   Flagstar Bancorp, Inc.                          8,750    302,312       0.0%
    Flushing Financial Corp.                        6,093    157,870       0.0%
    FNB Corp.                                      41,136    534,768       0.0%
    FNF Group                                      23,474    864,547       0.1%
*   Franklin Financial Network, Inc.                1,568     52,842       0.0%
    Franklin Resources, Inc.                       16,707    562,023       0.1%
    FS Bancorp, Inc.                                  506     29,135       0.0%
    Fulton Financial Corp.                         22,827    385,776       0.0%
#   Gain Capital Holdings, Inc.                     6,006     49,009       0.0%
    GAMCO Investors, Inc. Class A                   1,401     35,936       0.0%
*   Genworth Financial, Inc. Class A               36,151     99,777       0.0%
    German American Bancorp, Inc.                   1,581     53,359       0.0%
#   Glacier Bancorp, Inc.                          11,217    415,366       0.0%
    Glen Burnie Bancorp                               300      3,636       0.0%
    Global Indemnity, Ltd.                          1,893     77,405       0.0%
    Goldman Sachs Group, Inc. (The)                23,314  5,556,426       0.4%
*   Great Elm Capital Group, Inc.                     393      1,533       0.0%
    Great Southern Bancorp, Inc.                    1,645     86,938       0.0%
    Great Western Bancorp, Inc.                     8,182    336,607       0.0%
*   Green Bancorp, Inc.                             6,717    151,468       0.0%
*   Green Dot Corp. Class A                         6,531    397,150       0.0%
#   Greene County Bancorp, Inc.                     3,316    114,899       0.0%
#   Greenhill & Co., Inc.                           2,944     59,763       0.0%
*   Greenlight Capital Re, Ltd. Class A             5,732     88,846       0.0%
    Guaranty Bancorp                                2,905     82,792       0.0%
    Guaranty Federal Bancshares, Inc.                 101      2,372       0.0%
*   Hallmark Financial Services, Inc.               1,500     15,405       0.0%
*   Hamilton Bancorp, Inc.                            400      5,780       0.0%
    Hamilton Lane, Inc. Class A                     2,603    108,936       0.0%
    Hancock Holding Co.                             9,734    475,506       0.0%
    Hanmi Financial Corp.                           6,116    168,802       0.0%
    Hanover Insurance Group, Inc. (The)             6,394    734,351       0.1%
    Hartford Financial Services Group, Inc. (The)  36,756  1,978,943       0.2%
    Hawthorn Bancshares, Inc.                         566     12,424       0.0%
    HCI Group, Inc.                                 1,344     56,300       0.0%
    Heartland Financial USA, Inc.                   4,583    245,878       0.0%
    Hennessy Advisors, Inc.                         1,267     25,087       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE+    OF NET ASSETS**
                                                 ------- ----------- ---------------
Financials -- (Continued)
    Heritage Commerce Corp.                        3,641 $    60,040       0.0%
    Heritage Financial Corp.                       6,341     188,328       0.0%
#   Heritage Insurance Holdings, Inc.              3,323      52,171       0.0%
    Hilltop Holdings, Inc.                        10,662     239,042       0.0%
    Hingham Institution for Savings                  221      45,084       0.0%
*   HMN Financial, Inc.                              600      11,520       0.0%
    Home Bancorp, Inc.                               196       8,497       0.0%
    Home BancShares, Inc.                         22,927     532,823       0.0%
*   HomeStreet, Inc.                               7,077     180,463       0.0%
*   HomeTrust Bancshares, Inc.                     2,385      62,248       0.0%
    Hope Bancorp, Inc.                            20,970     362,571       0.0%
    HopFed Bancorp, Inc.                             670      10,043       0.0%
    Horace Mann Educators Corp.                    9,163     409,586       0.0%
    Horizon Bancorp                                3,162      90,939       0.0%
    Houlihan Lokey, Inc.                           4,475     199,137       0.0%
*   Howard Bancorp, Inc.                             900      17,100       0.0%
    Iberiabank Corp.                               6,154     461,242       0.0%
#   IF Bancorp, Inc.                               1,300      26,494       0.0%
    Independence Holding Co.                         479      16,957       0.0%
    Independent Bank Corp.(2447821)                2,960     214,008       0.0%
    Independent Bank Corp.(2492133)                2,690      64,291       0.0%
    Independent Bank Group, Inc.                   4,574     326,584       0.0%
    Infinity Property & Casualty Corp.             2,000     264,000       0.0%
    Interactive Brokers Group, Inc. Class A       12,092     897,226       0.1%
    Intercontinental Exchange, Inc.               17,354   1,257,471       0.1%
    International Bancshares Corp.                 9,514     378,657       0.0%
*   INTL. FCStone, Inc.                            2,279     102,145       0.0%
    Invesco, Ltd.                                 53,368   1,546,071       0.1%
    Investment Technology Group, Inc.              3,576      72,307       0.0%
    Investors Bancorp, Inc.                       38,420     513,675       0.0%
    Investors Title Co.                               67      13,045       0.0%
    James River Group Holdings, Ltd.               4,185     151,999       0.0%
    Janus Henderson Group P.L.C.                  36,675   1,158,563       0.1%
    JPMorgan Chase & Co.                         169,628  18,452,134       1.3%
    Kearny Financial Corp.                        12,286     172,618       0.0%
    Kemper Corp.                                   9,696     654,480       0.1%
    Kentucky First Federal Bancorp                 1,169      10,287       0.0%
    KeyCorp                                       55,393   1,103,429       0.1%
    Kingstone Cos., Inc.                           1,394      23,837       0.0%
    Kinsale Capital Group, Inc.                    4,743     244,502       0.0%
    Ladenburg Thalmann Financial Services, Inc.   19,449      64,571       0.0%
    Lake Shore Bancorp, Inc.                         663      11,271       0.0%
    Lakeland Bancorp, Inc.                         7,907     154,186       0.0%
    Lakeland Financial Corp.                       4,437     210,846       0.0%
    Landmark Bancorp, Inc.                           415      11,952       0.0%
    Lazard, Ltd. Class A                          23,212   1,263,197       0.1%
    LCNB Corp.                                       917      17,148       0.0%
    LegacyTexas Financial Group, Inc.              7,068     290,283       0.0%
    Legg Mason, Inc.                              15,028     596,612       0.1%
#*  LendingClub Corp.                             38,968     104,824       0.0%
#*  LendingTree, Inc.                                752     179,277       0.0%
    Lincoln National Corp.                        20,444   1,444,164       0.1%
    Live Oak Bancshares, Inc.                        382      10,792       0.0%
    Loews Corp.                                   18,480     969,461       0.1%
    LPL Financial Holdings, Inc.                  19,598   1,187,051       0.1%
    M&T Bank Corp.                                 6,498   1,184,390       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                      SHARES   VALUE+   OF NET ASSETS**
                                                      ------ ---------- ---------------
Financials -- (Continued)
           Macatawa Bank Corp.                         3,313 $   35,383       0.0%
           Mackinac Financial Corp.                    4,036     63,648       0.0%
           Maiden Holdings, Ltd.                      13,773    105,363       0.0%
*          Malvern Bancorp, Inc.                         515     13,107       0.0%
           Manning & Napier, Inc.                      1,200      3,720       0.0%
*          Markel Corp.                                1,237  1,397,859       0.1%
           MarketAxess Holdings, Inc.                  2,500    496,575       0.0%
           Marlin Business Services Corp.              1,642     44,991       0.0%
           Marsh & McLennan Cos., Inc.                23,359  1,903,758       0.1%
           MB Financial, Inc.                         12,472    531,557       0.0%
#*         MBIA, Inc.                                  3,063     26,097       0.0%
           MBT Financial Corp.                         2,535     25,794       0.0%
           Mercantile Bank Corp.                       1,891     66,752       0.0%
#          Mercury General Corp.                       8,458    386,784       0.0%
           Meridian Bancorp, Inc.                      8,929    168,758       0.0%
           Meta Financial Group, Inc.                  1,090    121,153       0.0%
           MetLife, Inc.                              61,503  2,931,848       0.2%
*          MGIC Investment Corp.                       3,341     33,477       0.0%
           Mid Penn Bancorp, Inc.                        810     29,444       0.0%
           MidSouth Bancorp, Inc.                        627      8,747       0.0%
           MidWestOne Financial Group, Inc.            1,531     49,405       0.0%
           Moelis & Co. Class A                        6,390    343,782       0.0%
           Moody's Corp.                              10,813  1,753,869       0.1%
           Morgan Stanley                             63,058  3,255,054       0.2%
           Morningstar, Inc.                           5,638    612,174       0.1%
           MSB Financial Corp.                           705     12,902       0.0%
           MSCI, Inc.                                  5,634    844,142       0.1%
           MutualFirst Financial, Inc.                   477     17,530       0.0%
           Nasdaq, Inc.                               12,731  1,124,402       0.1%
           National Bank Holdings Corp. Class A        6,516    229,233       0.0%
#          National Bankshares, Inc.                     507     23,246       0.0%
*          National Commerce Corp.                       500     21,650       0.0%
           National General Holdings Corp.            19,415    500,325       0.0%
           National Western Life Group, Inc. Class A     562    178,384       0.0%
#*         Nationstar Mortgage Holdings, Inc.          4,114     74,134       0.0%
           Navient Corp.                              49,070    650,668       0.1%
           Navigators Group, Inc. (The)                6,253    353,294       0.0%
           NBT Bancorp, Inc.                           6,504    237,656       0.0%
           Nelnet, Inc. Class A                        5,909    312,054       0.0%
#          New York Community Bancorp, Inc.           72,774    864,555       0.1%
(degrees)  NewStar Financial, Inc.                     4,932      2,428       0.0%
*          Nicholas Financial, Inc.                    2,510     21,937       0.0%
*          Nicolet Bankshares, Inc.                      399     22,172       0.0%
*          NMI Holdings, Inc. Class A                 11,900    164,815       0.0%
#          Northeast Bancorp                           1,100     21,450       0.0%
           Northern Trust Corp.                       11,472  1,224,636       0.1%
           Northfield Bancorp, Inc.                    5,016     79,453       0.0%
           Northrim BanCorp, Inc.                        383     13,482       0.0%
           Northwest Bancshares, Inc.                 14,539    241,347       0.0%
           Norwood Financial Corp.                       600     17,766       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES   VALUE+   OF NET ASSETS**
                                               ------ ---------- ---------------
Financials -- (Continued)
    OceanFirst Financial Corp.                  6,391 $  172,429       0.0%
#*  Ocwen Financial Corp.                      15,293     62,090       0.0%
    OFG Bancorp                                 5,101     68,863       0.0%
#   Ohio Valley Banc Corp.                        243     11,069       0.0%
    Old Line Bancshares, Inc.                   1,817     61,869       0.0%
    Old National Bancorp                       20,674    355,593       0.0%
    Old Point Financial Corp.                     189      4,971       0.0%
    Old Republic International Corp.           50,599  1,032,220       0.1%
    Old Second Bancorp, Inc.                    1,641     23,466       0.0%
*   On Deck Capital, Inc.                       7,056     37,044       0.0%
*   OneMain Holdings, Inc.                     21,735    670,525       0.1%
    Oppenheimer Holdings, Inc. Class A          2,150     57,727       0.0%
    Opus Bank                                   3,259     91,904       0.0%
    Oritani Financial Corp.                     5,506     84,242       0.0%
    Orrstown Financial Services, Inc.           1,170     30,830       0.0%
*   Pacific Mercantile Bancorp                  1,500     14,025       0.0%
*   Pacific Premier Bancorp, Inc.               6,705    266,524       0.0%
    PacWest Bancorp                            13,822    708,239       0.1%
    Park National Corp.                         1,261    136,037       0.0%
#   Parke Bancorp, Inc.                           547     12,827       0.0%
    Pathfinder Bancorp, Inc.                      900     14,436       0.0%
    Peapack Gladstone Financial Corp.           2,215     73,184       0.0%
    Penns Woods Bancorp, Inc.                     569     24,752       0.0%
*   PennyMac Financial Services, Inc. Class A   3,146     64,808       0.0%
    People's United Financial, Inc.            44,113    806,827       0.1%
    People's Utah Bancorp                       1,091     34,748       0.0%
    Peoples Bancorp of North Carolina, Inc.     1,287     39,575       0.0%
    Peoples Bancorp, Inc.                       2,291     82,155       0.0%
    Peoples Financial Corp.                       800     10,960       0.0%
    Peoples Financial Services Corp.              500     23,450       0.0%
*   PHH Corp.                                   5,942     63,045       0.0%
    Pinnacle Financial Partners, Inc.           9,936    636,401       0.1%
    Piper Jaffray Cos.                          1,456    101,993       0.0%
    PJT Partners, Inc. Class A                  1,792     99,438       0.0%
    Plumas Bancorp                                646     18,056       0.0%
    Popular, Inc.                              11,649    539,232       0.1%
#*  PRA Group, Inc.                             6,390    227,484       0.0%
    Preferred Bank                              1,425     90,829       0.0%
    Premier Financial Bancorp, Inc.             1,293     25,446       0.0%
    Primerica, Inc.                            10,330    999,427       0.1%
    Principal Financial Group, Inc.            27,774  1,644,776       0.1%
    ProAssurance Corp.                          8,357    395,286       0.0%
    Progressive Corp. (The)                    15,014    905,194       0.1%
    Prosperity Bancshares, Inc.                 8,930    640,906       0.1%
*   Provident Bancorp, Inc.                       533     12,526       0.0%
    Provident Financial Holdings, Inc.            990     18,167       0.0%
    Provident Financial Services, Inc.          9,726    254,043       0.0%
    Prudential Bancorp, Inc.                      879     16,059       0.0%
    Prudential Financial, Inc.                 30,025  3,192,258       0.2%
    Pzena Investment Management, Inc. Class A   2,038     17,853       0.0%
    QCR Holdings, Inc.                          1,402     63,440       0.0%
    Radian Group, Inc.                          1,600     22,880       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                      SHARES   VALUE+   OF NET ASSETS**
                                                      ------ ---------- ---------------
Financials -- (Continued)
    Raymond James Financial, Inc.                     11,928 $1,070,538       0.1%
*   Regional Management Corp.                          1,439     47,300       0.0%
    Regions Financial Corp.                           73,994  1,383,688       0.1%
    Reinsurance Group of America, Inc.                 6,500    971,100       0.1%
    RenaissanceRe Holdings, Ltd.                       7,819  1,063,697       0.1%
    Renasant Corp.                                     6,773    306,343       0.0%
    Republic Bancorp, Inc. Class A                     2,095     88,346       0.0%
*   Republic First Bancorp, Inc.                       3,400     28,220       0.0%
    Riverview Bancorp, Inc.                            1,676     15,738       0.0%
#   RLI Corp.                                          5,954    376,769       0.0%
    S&P Global, Inc.                                  14,070  2,653,602       0.2%
    S&T Bancorp, Inc.                                  4,021    171,616       0.0%
*   Safeguard Scientifics, Inc.                        4,109     53,212       0.0%
    Safety Insurance Group, Inc.                       2,126    170,080       0.0%
    Salisbury Bancorp, Inc.                              800     33,240       0.0%
    Sandy Spring Bancorp, Inc.                         3,419    135,495       0.0%
    Santander Consumer USA Holdings, Inc.             46,160    851,652       0.1%
    SB Financial Group, Inc.                           1,621     30,637       0.0%
    SB One Bancorp                                       492     14,834       0.0%
*   Seacoast Banking Corp. of Florida                  4,265    117,842       0.0%
*   Security National Financial Corp. Class A            840      4,494       0.0%
    SEI Investments Co.                                9,790    619,022       0.1%
*   Select Bancorp, Inc.                               1,607     20,955       0.0%
#   Selective Insurance Group, Inc.                    9,256    547,955       0.1%
    ServisFirst Bancshares, Inc.                       5,096    213,828       0.0%
    Severn Bancorp, Inc.                               1,832     13,832       0.0%
    Shore Bancshares, Inc.                             1,820     32,924       0.0%
    SI Financial Group, Inc.                             863     12,341       0.0%
    Sierra Bancorp                                     1,779     49,563       0.0%
*   Signature Bank                                     3,825    486,349       0.0%
    Silvercrest Asset Management Group, Inc. Class A     953     14,676       0.0%
    Simmons First National Corp. Class A              10,846    327,549       0.0%
*   SLM Corp.                                         71,972    826,239       0.1%
    Sound Financial Bancorp, Inc.                        200      7,600       0.0%
    South State Corp.                                  4,331    374,848       0.0%
*   Southern First Bancshares, Inc.                      700     32,095       0.0%
    Southern Missouri Bancorp, Inc.                      700     24,430       0.0%
    Southern National Bancorp of Virginia, Inc.        1,339     21,759       0.0%
    Southside Bancshares, Inc.                         3,518    122,532       0.0%
    State Auto Financial Corp.                         4,621    144,314       0.0%
    State Bank Financial Corp.                         3,885    122,416       0.0%
    State Street Corp.                                10,777  1,075,329       0.1%
    Sterling Bancorp                                  29,647    704,116       0.1%
    Stewardship Financial Corp.                        1,104     13,248       0.0%
    Stewart Information Services Corp.                 4,590    191,449       0.0%
    Stifel Financial Corp.                             8,705    507,327       0.0%
    Stock Yards Bancorp, Inc.                          2,229     83,476       0.0%
    Summit State Bank                                    845     12,548       0.0%
    SunTrust Banks, Inc.                              19,040  1,271,872       0.1%
*   SVB Financial Group                                4,100  1,228,401       0.1%
    Synchrony Financial                               45,797  1,519,086       0.1%
    Synovus Financial Corp.                           15,395    804,697       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES    VALUE+   OF NET ASSETS**
                                            ------- ---------- ---------------
Financials -- (Continued)
    T Rowe Price Group, Inc.                 22,092 $2,514,511       0.2%
    TCF Financial Corp.                      21,156    525,303       0.0%
    TD Ameritrade Holding Corp.              13,444    780,962       0.1%
    Territorial Bancorp, Inc.                 1,317     40,089       0.0%
*   Texas Capital Bancshares, Inc.            6,266    618,141       0.1%
    TFS Financial Corp.                      14,917    222,412       0.0%
*   Third Point Reinsurance, Ltd.            12,331    164,002       0.0%
    Timberland Bancorp, Inc.                    618     20,178       0.0%
    Tompkins Financial Corp.                  1,531    118,959       0.0%
    Torchmark Corp.                          12,139  1,052,937       0.1%
    Towne Bank                                7,246    216,655       0.0%
    Travelers Cos., Inc. (The)               21,361  2,811,108       0.2%
    Trico Bancshares                          2,693    100,637       0.0%
*   TriState Capital Holdings, Inc.           3,298     82,450       0.0%
*   Triumph Bancorp, Inc.                     1,220     47,397       0.0%
    TrustCo Bank Corp. NY                    10,792     92,272       0.0%
    Trustmark Corp.                          11,187    350,265       0.0%
#   Two River Bancorp                           685     11,672       0.0%
    U.S. Bancorp.                            35,557  1,793,851       0.1%
    UMB Financial Corp.                       7,420    568,224       0.1%
    Umpqua Holdings Corp.                    25,663    604,620       0.1%
    Union Bankshares Corp.                   11,570    437,462       0.0%
    United Bancshares, Inc.                     300      6,690       0.0%
#   United Bankshares, Inc.                  10,321    350,398       0.0%
    United Community Bancorp                    620     15,686       0.0%
    United Community Banks, Inc.             11,132    355,445       0.0%
    United Community Financial Corp.          6,179     62,593       0.0%
    United Financial Bancorp, Inc.            5,822     96,238       0.0%
    United Fire Group, Inc.                   3,668    184,464       0.0%
    United Insurance Holdings Corp.           5,155     97,223       0.0%
    United Security Bancshares                3,542     39,316       0.0%
    Unity Bancorp, Inc.                         600     13,200       0.0%
    Universal Insurance Holdings, Inc.        6,598    214,105       0.0%
    Univest Corp. of Pennsylvania             2,728     78,430       0.0%
    Unum Group                               16,455    796,093       0.1%
    Validus Holdings, Ltd.                   12,376    838,722       0.1%
#   Valley National Bancorp                  37,665    472,696       0.0%
*   Veritex Holdings, Inc.                    1,802     51,753       0.0%
    Virtu Financial, Inc. Class A            18,660    671,760       0.1%
    Virtus Investment Partners, Inc.          1,133    130,692       0.0%
    Voya Financial, Inc.                     16,522    864,927       0.1%
#   Waddell & Reed Financial, Inc. Class A   11,502    232,800       0.0%
    Walker & Dunlop, Inc.                     5,705    325,813       0.0%
    Washington Federal, Inc.                 15,665    497,364       0.0%
    Washington Trust Bancorp, Inc.            1,605     88,917       0.0%
    Waterstone Financial, Inc.                6,401    109,777       0.0%
    Webster Financial Corp.                  10,518    633,078       0.1%
    Wellesley Bank                            1,081     35,511       0.0%
    Wells Fargo & Co.                       123,910  6,438,364       0.5%
    WesBanco, Inc.                            5,480    240,024       0.0%
    West Bancorporation, Inc.                 2,622     63,846       0.0%
#   Westamerica Bancorporation                2,660    148,455       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------ ------------ ---------------
Financials -- (Continued)
*   Western Alliance Bancorp                  14,964 $    882,577       0.1%
    Western New England Bancorp, Inc.          2,300       24,840       0.0%
    Westwood Holdings Group, Inc.              1,098       63,662       0.0%
    White Mountains Insurance Group, Ltd.        362      313,235       0.0%
    Willis Towers Watson P.L.C.               10,437    1,549,999       0.1%
    Wintrust Financial Corp.                   8,507      760,951       0.1%
    WisdomTree Investments, Inc.              11,800      124,726       0.0%
*   WMIH Corp.                                 5,250        7,193       0.0%
*   World Acceptance Corp.                     1,007      103,217       0.0%
#   WR Berkley Corp.                          12,003      894,944       0.1%
    WSFS Financial Corp.                       3,319      166,282       0.0%
    XL Group, Ltd.                            23,260    1,293,023       0.1%
    Zions Bancorporation                      10,295      563,651       0.1%
                                                     ------------      ----
Total Financials                                      245,642,624      17.7%
                                                     ------------      ----
Health Care -- (12.8%)
    Abaxis, Inc.                               2,275      151,447       0.0%
    Abbott Laboratories                        1,800      104,634       0.0%
    AbbVie, Inc.                              89,329    8,624,715       0.6%
*   ABIOMED, Inc.                              2,192      659,682       0.1%
#*  Accuray, Inc.                              6,422       32,110       0.0%
    Aceto Corp.                                2,485        6,262       0.0%
*   Achillion Pharmaceuticals, Inc.           15,963       60,181       0.0%
*   Acorda Therapeutics, Inc.                  6,995      161,584       0.0%
*   Addus HomeCare Corp.                       1,000       52,500       0.0%
*   Adverum Biotechnologies, Inc.              3,621       22,631       0.0%
    Aetna, Inc.                               22,765    4,076,073       0.3%
*   Affimed NV                                 9,000       17,550       0.0%
    Agilent Technologies, Inc.                11,878      780,860       0.1%
#*  Agios Pharmaceuticals, Inc.                1,305      109,503       0.0%
*   Akorn, Inc.                                7,820      112,843       0.0%
*   Alexion Pharmaceuticals, Inc.              7,015      825,174       0.1%
*   Align Technology, Inc.                     4,578    1,143,813       0.1%
#*  Alkermes P.L.C.                            3,226      142,815       0.0%
    Allergan P.L.C.                           15,522    2,384,955       0.2%
*   Allscripts Healthcare Solutions, Inc.     21,056      244,671       0.0%
#*  Alnylam Pharmaceuticals, Inc.              2,805      265,157       0.0%
#*  AMAG Pharmaceuticals, Inc.                 1,567       32,202       0.0%
#*  Amedisys, Inc.                             3,892      257,222       0.0%
*   American Renal Associates Holdings, Inc.   5,278       77,323       0.0%
    AmerisourceBergen Corp.                   26,423    2,393,395       0.2%
    Amgen, Inc.                               37,251    6,499,554       0.5%
#*  AMN Healthcare Services, Inc.             12,017      803,336       0.1%
*   Amphastar Pharmaceuticals, Inc.            2,833       54,082       0.0%
    Analogic Corp.                             1,349      112,102       0.0%
*   AngioDynamics, Inc.                        7,077      137,152       0.0%
*   ANI Pharmaceuticals, Inc.                    589       34,957       0.0%
*   Anika Therapeutics, Inc.                   2,735      120,367       0.0%
    Anthem, Inc.                              17,824    4,206,286       0.3%
*   Aptevo Therapeutics, Inc.                  1,972        8,736       0.0%
*   Aratana Therapeutics, Inc.                 2,068       10,650       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                    SHARES   VALUE+   OF NET ASSETS**
                                                    ------ ---------- ---------------
Health Care -- (Continued)
#*  Arrowhead Pharmaceuticals, Inc.                 12,593 $   80,847       0.0%
*   athenahealth, Inc.                               2,827    346,223       0.0%
    Atrion Corp.                                       222    138,106       0.0%
#*  aTyr Pharma, Inc.                                2,800      6,300       0.0%
*   Avexis, Inc.                                     1,562    332,175       0.0%
    Becton Dickinson and Co.                         8,115  1,881,625       0.1%
*   Bio-Rad Laboratories, Inc. Class A               1,755    445,261       0.0%
    Bio-Techne Corp.                                 3,052    460,577       0.0%
*   Biogen, Inc.                                    11,117  3,041,611       0.2%
#*  BioMarin Pharmaceutical, Inc.                    5,991    500,308       0.1%
*   BioSpecifics Technologies Corp.                    876     37,160       0.0%
#*  BioTelemetry, Inc.                               2,740    104,668       0.0%
#*  Bluebird Bio, Inc.                               2,581    439,157       0.0%
*   Boston Scientific Corp.                         54,836  1,574,890       0.1%
    Bristol-Myers Squibb Co.                        77,212  4,025,062       0.3%
    Bruker Corp.                                    22,025    650,398       0.1%
*   Cambrex Corp.                                    2,736    144,871       0.0%
    Cantel Medical Corp.                             5,377    602,600       0.1%
    Cardinal Health, Inc.                           33,579  2,154,764       0.2%
*   Catalent, Inc.                                  14,287    587,339       0.1%
*   Celgene Corp.                                   40,370  3,516,227       0.3%
*   Celldex Therapeutics, Inc.                       3,876      2,868       0.0%
*   Centene Corp.                                   19,756  2,145,106       0.2%
*   Cerner Corp.                                    26,793  1,560,692       0.1%
*   Charles River Laboratories International, Inc.   6,504    677,652       0.1%
#   Chemed Corp.                                     2,309    711,680       0.1%
*   ChemoCentryx, Inc.                               4,216     46,081       0.0%
*   Chimerix, Inc.                                   5,901     27,027       0.0%
#*  Cidara Therapeutics, Inc.                        1,583      6,807       0.0%
    Cigna Corp.                                     20,490  3,520,592       0.3%
*   Civitas Solutions, Inc.                          3,163     45,073       0.0%
    Computer Programs & Systems, Inc.                  184      5,492       0.0%
*   Concert Pharmaceuticals, Inc.                      800     14,600       0.0%
    CONMED Corp.                                     2,720    176,882       0.0%
    Cooper Cos., Inc. (The)                          3,009    688,188       0.1%
#*  Corcept Therapeutics, Inc.                       5,930     98,912       0.0%
*   CorVel Corp.                                     4,637    227,445       0.0%
*   Cotiviti Holdings, Inc.                         14,231    491,539       0.0%
*   Cross Country Healthcare, Inc.                   1,800     22,644       0.0%
*   CryoLife, Inc.                                   3,398     76,285       0.0%
*   Cumberland Pharmaceuticals, Inc.                 1,705     11,065       0.0%
    CVS Health Corp.                                81,534  5,693,519       0.4%
    Danaher Corp.                                   23,841  2,391,729       0.2%
*   DaVita, Inc.                                    27,919  1,753,034       0.1%
    DENTSPLY SIRONA, Inc.                           13,010    654,923       0.1%
*   Depomed, Inc.                                    1,202      7,549       0.0%
#*  DexCom, Inc.                                     2,909    212,881       0.0%
    Digirad Corp.                                    1,500      2,250       0.0%
#*  Diplomat Pharmacy, Inc.                          7,144    155,668       0.0%
#*  Eagle Pharmaceuticals, Inc.                      2,161    112,394       0.0%
*   Edwards Lifesciences Corp.                       8,395  1,069,187       0.1%
*   Electromed, Inc.                                 4,200     22,428       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------- ----------- ---------------
Health Care -- (Continued)
*   Emergent BioSolutions, Inc.             7,615 $   394,914       0.0%
*   Enanta Pharmaceuticals, Inc.            1,094     101,797       0.0%
*   Endo International P.L.C.              11,288      64,680       0.0%
#*  Envision Healthcare Corp.               5,010     186,222       0.0%
*   Enzo Biochem, Inc.                      1,646       9,876       0.0%
#*  Evolent Health, Inc. Class A            8,810     145,365       0.0%
#*  Exact Sciences Corp.                    8,420     421,084       0.0%
*   Exelixis, Inc.                         14,931     310,863       0.0%
*   Express Scripts Holding Co.            58,499   4,428,374       0.3%
*   Five Prime Therapeutics, Inc.           4,115      68,926       0.0%
*   FONAR Corp.                               776      22,077       0.0%
    Gilead Sciences, Inc.                  87,499   6,320,053       0.5%
*   Globus Medical, Inc. Class A           10,201     522,189       0.1%
*   Haemonetics Corp.                       4,248     331,514       0.0%
#*  Halozyme Therapeutics, Inc.            11,677     221,046       0.0%
*   Harvard Bioscience, Inc.                3,317      19,073       0.0%
#*  HealthEquity, Inc.                      7,017     460,806       0.0%
    HealthStream, Inc.                      4,750     110,153       0.0%
#*  Henry Schein, Inc.                      7,438     565,288       0.1%
*   Heska Corp.                             1,107      90,353       0.0%
    Hill-Rom Holdings, Inc.                 7,869     675,396       0.1%
*   HMS Holdings Corp.                     13,644     245,728       0.0%
*   Hologic, Inc.                          47,781   1,853,425       0.1%
*   Horizon Pharma P.L.C.                   9,352     123,820       0.0%
    Humana, Inc.                            9,650   2,838,837       0.2%
*   ICU Medical, Inc.                       1,322     332,747       0.0%
*   IDEXX Laboratories, Inc.                5,790   1,126,097       0.1%
*   Illumina, Inc.                          4,288   1,033,108       0.1%
*   Immune Design Corp.                     4,778      17,679       0.0%
*   Impax Laboratories, Inc.                3,071      57,735       0.0%
#*  Incyte Corp.                            2,598     160,920       0.0%
#*  Innoviva, Inc.                         10,187     147,712       0.0%
*   Inogen, Inc.                            1,896     266,540       0.0%
#*  Inovalon Holdings, Inc. Class A         3,820      40,301       0.0%
#*  Insulet Corp.                           3,001     258,086       0.0%
*   Integer Holdings Corp.                  4,357     239,199       0.0%
#*  Integra LifeSciences Holdings Corp.     5,409     333,357       0.0%
*   Intra-Cellular Therapies, Inc.          2,471      43,045       0.0%
*   Intuitive Surgical, Inc.                3,402   1,499,534       0.1%
#   Invacare Corp.                          3,836      69,815       0.0%
#*  Ionis Pharmaceuticals, Inc.             5,062     217,818       0.0%
*   IQVIA Holdings, Inc.                   14,487   1,387,275       0.1%
*   Jazz Pharmaceuticals P.L.C.             3,274     497,779       0.0%
    Johnson & Johnson                     133,100  16,835,819       1.2%
*   Karyopharm Therapeutics, Inc.           3,622      47,376       0.0%
    Kewaunee Scientific Corp.                 534      18,450       0.0%
*   Kindred Biosciences, Inc.               1,675      15,326       0.0%
*   Laboratory Corp. of America Holdings   10,176   1,737,552       0.1%
#*  Lannett Co., Inc.                         400       6,240       0.0%
*   Lantheus Holdings, Inc.                 4,386      78,071       0.0%
    LeMaitre Vascular, Inc.                 1,203      37,834       0.0%
*   LHC Group, Inc.                         5,841     434,687       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES    VALUE+   OF NET ASSETS**
                                        ------- ---------- ---------------
Health Care -- (Continued)
#*  Lipocine, Inc.                        1,313 $    2,048       0.0%
*   LivaNova P.L.C.                       4,817    427,653       0.0%
    Luminex Corp.                         3,351     71,544       0.0%
*   MacroGenics, Inc.                     2,879     66,390       0.0%
*   Magellan Health, Inc.                 4,383    367,515       0.0%
#*  Mallinckrodt P.L.C.                   3,464     45,032       0.0%
*   Masimo Corp.                          6,161    552,827       0.1%
    McKesson Corp.                       17,726  2,768,978       0.2%
#*  Medidata Solutions, Inc.              2,728    194,670       0.0%
*   MEDNAX, Inc.                         13,102    601,513       0.1%
#*  Medpace Holdings, Inc.                1,817     67,211       0.0%
    Medtronic P.L.C.                     48,245  3,865,872       0.3%
    Merck & Co., Inc.                    51,393  3,025,506       0.2%
    Meridian Bioscience, Inc.             4,317     63,028       0.0%
*   Merit Medical Systems, Inc.           5,597    271,454       0.0%
*   Mettler-Toledo International, Inc.    1,695    949,081       0.1%
#*  Mirati Therapeutics, Inc.             1,909     58,797       0.0%
#*  Molina Healthcare, Inc.               9,819    817,432       0.1%
*   Mylan NV                             17,721    686,866       0.1%
*   Myriad Genetics, Inc.                 4,699    132,935       0.0%
    National Research Corp.                 931     30,444       0.0%
*   Natus Medical, Inc.                   3,851    127,276       0.0%
*   Nektar Therapeutics                   2,038    170,499       0.0%
*   Neogen Corp.                          2,952    201,179       0.0%
#*  NeoGenomics, Inc.                     6,093     58,371       0.0%
#*  Neurocrine Biosciences, Inc.          2,000    162,160       0.0%
#*  NewLink Genetics Corp.                1,938      8,837       0.0%
*   NuVasive, Inc.                        3,689    196,292       0.0%
*   Nuvectra Corp.                          849     10,935       0.0%
*   Omnicell, Inc.                        3,322    143,178       0.0%
#*  OPKO Health, Inc.                    54,180    164,707       0.0%
*   OraSure Technologies, Inc.            3,692     65,459       0.0%
*   Orthofix International NV             1,449     88,418       0.0%
*   Otonomy, Inc.                         3,300     12,375       0.0%
#   Owens & Minor, Inc.                   6,914    112,353       0.0%
#   Patterson Cos., Inc.                 11,046    257,151       0.0%
#*  PDL BioPharma, Inc.                  17,391     50,782       0.0%
    PerkinElmer, Inc.                     6,772    496,794       0.0%
#   Perrigo Co. P.L.C.                    5,376    420,081       0.0%
*   Pfenex, Inc.                          2,224     12,365       0.0%
    Pfizer, Inc.                        185,964  6,808,142       0.5%
    Phibro Animal Health Corp. Class A      893     37,774       0.0%
*   PRA Health Sciences, Inc.             8,786    721,946       0.1%
#*  Premier, Inc. Class A                 9,998    329,834       0.0%
#*  Prestige Brands Holdings, Inc.        3,700    108,928       0.0%
*   Providence Service Corp. (The)        1,646    124,898       0.0%
    Psychemedics Corp.                      600     12,636       0.0%
*   Quality Systems, Inc.                 4,865     65,337       0.0%
    Quest Diagnostics, Inc.              12,219  1,236,563       0.1%
*   Quidel Corp.                          2,190    124,173       0.0%
*   Quorum Health Corp.                   3,733     26,318       0.0%
*   R1 RCM, Inc.                          5,500     40,865       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------ ------------ ---------------
Health Care -- (Continued)
*   RadNet, Inc.                           4,219 $     55,902       0.0%
*   Regeneron Pharmaceuticals, Inc.        2,897      879,761       0.1%
*   Repligen Corp.                         2,948      109,076       0.0%
    ResMed, Inc.                           8,293      784,850       0.1%
#*  Retrophin, Inc.                        3,350       84,085       0.0%
*   RTI Surgical, Inc.                     7,852       34,549       0.0%
#*  Sage Therapeutics, Inc.                  872      125,498       0.0%
#*  Sarepta Therapeutics, Inc.             1,365      104,231       0.0%
*   SeaSpine Holdings Corp.                  289        3,326       0.0%
#*  Seattle Genetics, Inc.                 3,292      168,517       0.0%
    Simulations Plus, Inc.                 2,272       37,374       0.0%
#*  Spectrum Pharmaceuticals, Inc.         9,400      149,648       0.0%
#*  Stemline Therapeutics, Inc.            2,568       44,170       0.0%
#   STERIS P.L.C.                          4,871      460,407       0.0%
    Stryker Corp.                         14,937    2,530,627       0.2%
*   Supernus Pharmaceuticals, Inc.         4,614      216,397       0.0%
*   Surmodics, Inc.                        1,314       49,078       0.0%
*   Syneos Health, Inc.                   12,367      471,183       0.0%
#*  Taro Pharmaceutical Industries, Ltd.   4,446      453,403       0.0%
    Teleflex, Inc.                         2,615      700,506       0.1%
*   Tetraphase Pharmaceuticals, Inc.       5,296       17,053       0.0%
    Thermo Fisher Scientific, Inc.        15,500    3,260,425       0.2%
*   Tivity Health, Inc.                    4,288      154,154       0.0%
*   Triple-S Management Corp. Class B      2,100       59,535       0.0%
*   United Therapeutics Corp.              7,151      787,397       0.1%
    UnitedHealth Group, Inc.              68,280   16,141,392       1.2%
    US Physical Therapy, Inc.              1,213      110,686       0.0%
    Utah Medical Products, Inc.              407       41,331       0.0%
*   Varex Imaging Corp.                    2,878      103,579       0.0%
*   Varian Medical Systems, Inc.           5,885      680,247       0.1%
*   Veeva Systems, Inc. Class A            5,627      394,622       0.0%
*   Vertex Pharmaceuticals, Inc.           6,711    1,027,857       0.1%
*   Waters Corp.                           4,145      780,959       0.1%
*   WellCare Health Plans, Inc.            6,354    1,303,587       0.1%
    West Pharmaceutical Services, Inc.     2,726      240,460       0.0%
*   Xencor, Inc.                           3,723      107,930       0.0%
*   Zafgen, Inc.                           2,872       19,501       0.0%
    Zimmer Biomet Holdings, Inc.           9,667    1,113,348       0.1%
#*  Zogenix, Inc.                          3,746      147,218       0.0%
                                                 ------------      ----
Total Health Care                                 187,318,137      13.5%
                                                 ------------      ----
Industrials -- (12.3%)
    3M Co.                                19,452    3,781,274       0.3%
    AAON, Inc.                             8,609      292,706       0.0%
    AAR Corp.                              3,465      150,035       0.0%
    ABM Industries, Inc.                  12,862      400,394       0.0%
*   Acacia Research Corp.                  3,806       13,892       0.0%
    ACCO Brands Corp.                     15,408      185,666       0.0%
    Acme United Corp.                        500       10,680       0.0%
#   Actuant Corp. Class A                  8,274      194,853       0.0%
#   Acuity Brands, Inc.                    2,889      346,016       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES   VALUE+   OF NET ASSETS**
                                           ------ ---------- ---------------
Industrials -- (Continued)
#   Advanced Drainage Systems, Inc.         3,842 $   96,818       0.0%
*   AECOM                                  30,985  1,067,123       0.1%
*   Aegion Corp.                            4,353     98,770       0.0%
*   Aerojet Rocketdyne Holdings, Inc.       8,645    241,541       0.0%
#*  Aerovironment, Inc.                     2,565    139,793       0.0%
    AGCO Corp.                             17,985  1,127,300       0.1%
    Air Lease Corp.                        27,153  1,132,009       0.1%
*   Air Transport Services Group, Inc.      9,263    187,483       0.0%
    Aircastle, Ltd.                        14,845    290,962       0.0%
    Alamo Group, Inc.                       2,044    223,757       0.0%
#   Alaska Air Group, Inc.                  7,829    508,337       0.0%
    Albany International Corp. Class A      3,387    200,341       0.0%
    Allegion P.L.C.                         7,162    552,763       0.1%
    Allied Motion Technologies, Inc.          500     19,935       0.0%
    Allison Transmission Holdings, Inc.    26,106  1,017,873       0.1%
    Altra Industrial Motion Corp.           5,481    228,284       0.0%
    AMERCO                                  2,667    900,166       0.1%
*   Ameresco, Inc. Class A                  6,493     76,942       0.0%
#   American Railcar Industries, Inc.         800     30,360       0.0%
*   American Woodmark Corp.                 1,500    123,300       0.0%
    AMETEK, Inc.                           17,921  1,250,886       0.1%
    AO Smith Corp.                          5,410    331,904       0.0%
#   Apogee Enterprises, Inc.                4,771    196,136       0.0%
    Applied Industrial Technologies, Inc.   5,848    373,980       0.0%
*   ARC Document Solutions, Inc.            2,577      5,669       0.0%
*   ARC Group Worldwide, Inc.               2,172      4,996       0.0%
    ArcBest Corp.                           3,551    113,987       0.0%
    Arconic, Inc.                          15,333    273,081       0.0%
    Argan, Inc.                             3,356    134,240       0.0%
*   Armstrong Flooring, Inc.                2,090     25,812       0.0%
*   Armstrong World Industries, Inc.        6,010    336,560       0.0%
*   ASGN, Inc.                             10,801    870,885       0.1%
    Astec Industries, Inc.                  2,609    144,956       0.0%
*   Astronics Corp.                         6,416    234,697       0.0%
*   Astronics Corp. Class B                   363     13,253       0.0%
*   Atkore International Group, Inc.       10,024    178,126       0.0%
*   Atlas Air Worldwide Holdings, Inc.      3,402    215,687       0.0%
*   Avis Budget Group, Inc.                24,818  1,226,257       0.1%
#*  Axon Enterprise, Inc.                   3,842    161,287       0.0%
    AZZ, Inc.                               3,314    147,639       0.0%
#*  Babcock & Wilcox Enterprises, Inc.     25,042     57,096       0.0%
    Barnes Group, Inc.                      7,757    430,746       0.0%
    Barrett Business Services, Inc.           739     64,677       0.0%
*   Beacon Roofing Supply, Inc.            17,534    858,289       0.1%
#*  Blue Bird Corp.                         1,375     32,656       0.0%
*   BMC Stock Holdings, Inc.               10,249    176,795       0.0%
    Brady Corp. Class A                     5,464    198,890       0.0%
    Briggs & Stratton Corp.                 8,492    153,111       0.0%
    Brink's Co. (The)                      10,410    768,258       0.1%
*   Builders FirstSource, Inc.             19,553    356,451       0.0%
    BWX Technologies, Inc.                 12,330    835,974       0.1%
*   CAI International, Inc.                 1,115     25,065       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                 SHARES   VALUE+   OF NET ASSETS**
                                                 ------ ---------- ---------------
Industrials -- (Continued)
    Carlisle Cos., Inc.                           5,814 $  626,342       0.1%
*   Casella Waste Systems, Inc. Class A           2,537     62,182       0.0%
    Caterpillar, Inc.                            28,125  4,060,125       0.3%
*   CBIZ, Inc.                                    9,062    168,553       0.0%
    CECO Environmental Corp.                      2,011      9,452       0.0%
#   CH Robinson Worldwide, Inc.                  12,457  1,146,418       0.1%
*   Chart Industries, Inc.                        3,776    214,250       0.0%
#   Chicago Bridge & Iron Co. NV                 11,269    170,162       0.0%
#*  Cimpress NV                                   3,984    572,939       0.1%
    Cintas Corp.                                  5,855    997,106       0.1%
    CIRCOR International, Inc.                    1,501     63,597       0.0%
*   Civeo Corp.                                   3,466     11,611       0.0%
*   Clean Harbors, Inc.                           9,431    431,940       0.0%
*   Colfax Corp.                                 12,920    400,649       0.0%
    Columbus McKinnon Corp.                       3,885    139,394       0.0%
    Comfort Systems USA, Inc.                     7,855    331,481       0.0%
*   Commercial Vehicle Group, Inc.                3,200     21,472       0.0%
*   Continental Building Products, Inc.           4,160    116,896       0.0%
    Copa Holdings SA Class A                      2,830    331,591       0.0%
*   Copart, Inc.                                 21,322  1,089,128       0.1%
*   CoStar Group, Inc.                              483    177,097       0.0%
*   Covenant Transportation Group, Inc. Class A   3,969    110,140       0.0%
*   CPI Aerostructures, Inc.                      1,133     10,820       0.0%
    CRA International, Inc.                         684     38,625       0.0%
    Crane Co.                                     7,092    593,175       0.1%
*   CSW Industrials, Inc.                           646     28,004       0.0%
    CSX Corp.                                    25,975  1,542,655       0.1%
    Cubic Corp.                                   4,025    248,544       0.0%
    Cummins, Inc.                                 7,840  1,253,302       0.1%
    Curtiss-Wright Corp.                          6,482    829,955       0.1%
    Deere & Co.                                  15,644  2,117,103       0.2%
#   Deluxe Corp.                                  7,564    518,437       0.0%
    DMC Global, Inc.                              1,127     43,615       0.0%
    Donaldson Co., Inc.                          19,557    865,593       0.1%
    Douglas Dynamics, Inc.                        4,728    197,394       0.0%
    Dover Corp.                                  16,809  1,558,194       0.1%
*   Ducommun, Inc.                                1,219     35,461       0.0%
    Dun & Bradstreet Corp. (The)                  6,029    695,204       0.1%
*   DXP Enterprises, Inc.                         3,229    117,213       0.0%
*   Dycom Industries, Inc.                        6,464    671,351       0.1%
    Eaton Corp. P.L.C.                           17,161  1,287,590       0.1%
*   Echo Global Logistics, Inc.                   5,738    156,647       0.0%
    EMCOR Group, Inc.                            13,872  1,020,840       0.1%
    Emerson Electric Co.                         24,941  1,656,332       0.1%
    Encore Wire Corp.                             2,459    129,466       0.0%
    EnerSys                                       6,807    466,688       0.0%
*   Engility Holdings, Inc.                       5,033    127,939       0.0%
    Ennis, Inc.                                   2,732     48,903       0.0%
    EnPro Industries, Inc.                        1,721    129,333       0.0%
    Equifax, Inc.                                 8,882    995,228       0.1%
    ESCO Technologies, Inc.                       2,851    159,228       0.0%
    Essendant, Inc.                               4,205     31,285       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES    VALUE+   OF NET ASSETS**
                                                  ------- ---------- ---------------
Industrials -- (Continued)
*   Esterline Technologies Corp.                    4,117 $  295,806       0.0%
#*  ExOne Co. (The)                                 1,400      9,688       0.0%
    Expeditors International of Washington, Inc.   20,013  1,278,030       0.1%
    Exponent, Inc.                                  3,393    293,155       0.0%
#   Fastenal Co.                                   24,351  1,217,306       0.1%
    Federal Signal Corp.                           11,857    256,823       0.0%
    FedEx Corp.                                     9,511  2,351,119       0.2%
#   Flowserve Corp.                                22,749  1,010,283       0.1%
    Fluor Corp.                                    20,697  1,220,088       0.1%
    Forrester Research, Inc.                        4,222    168,036       0.0%
    Fortive Corp.                                  14,911  1,048,392       0.1%
    Fortune Brands Home & Security, Inc.           15,860    867,383       0.1%
    Forward Air Corp.                               5,139    277,455       0.0%
*   Franklin Covey Co.                              1,000     24,400       0.0%
    Franklin Electric Co., Inc.                     7,186    294,626       0.0%
    FreightCar America, Inc.                        1,405     19,586       0.0%
*   FTI Consulting, Inc.                            6,487    378,841       0.0%
*   Gardner Denver Holdings, Inc.                  10,701    338,473       0.0%
#   GATX Corp.                                      5,242    341,988       0.0%
*   Gencor Industries, Inc.                         1,295     20,137       0.0%
*   Generac Holdings, Inc.                         10,561    475,351       0.0%
#   General Cable Corp.                             5,022    148,902       0.0%
    General Dynamics Corp.                         11,954  2,406,460       0.2%
    General Electric Co.                          227,223  3,197,028       0.2%
*   Genesee & Wyoming, Inc. Class A                 5,288    376,506       0.0%
*   Gibraltar Industries, Inc.                      5,794    203,659       0.0%
    Global Brass & Copper Holdings, Inc.            5,644    169,320       0.0%
*   GMS, Inc.                                       8,137    253,549       0.0%
*   Goldfield Corp. (The)                           3,131     13,150       0.0%
    Gorman-Rupp Co. (The)                           2,875     90,505       0.0%
*   GP Strategies Corp.                             2,804     58,463       0.0%
    Graco, Inc.                                    19,131    841,573       0.1%
    Graham Corp.                                      400      8,632       0.0%
    Granite Construction, Inc.                      4,080    213,710       0.0%
*   Great Lakes Dredge & Dock Corp.                 9,514     43,764       0.0%
    Greenbrier Cos., Inc. (The)                     1,486     65,161       0.0%
    Griffon Corp.                                   6,042    120,236       0.0%
    H&E Equipment Services, Inc.                    8,848    286,233       0.0%
    Hardinge, Inc.                                  1,000     18,340       0.0%
    Harris Corp.                                    8,944  1,399,020       0.1%
*   Harsco Corp.                                   11,765    240,594       0.0%
*   HC2 Holdings, Inc.                              2,432     12,403       0.0%
*   HD Supply Holdings, Inc.                       30,113  1,165,674       0.1%
#   Healthcare Services Group, Inc.                 6,507    251,365       0.0%
    Heartland Express, Inc.                        13,948    248,693       0.0%
#   HEICO Corp.                                     3,628    318,720       0.0%
    HEICO Corp. Class A                             6,890    497,114       0.0%
    Heidrick & Struggles International, Inc.        4,482    168,747       0.0%
*   Herc Holdings, Inc.                             7,086    373,078       0.0%
*   Heritage-Crystal Clean, Inc.                    1,237     26,163       0.0%
    Herman Miller, Inc.                             7,185    220,580       0.0%
#*  Hertz Global Holdings, Inc.                     2,493     54,597       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                SHARES   VALUE+   OF NET ASSETS**
                                                ------ ---------- ---------------
Industrials -- (Continued)
    Hexcel Corp.                                11,713 $  778,563       0.1%
*   Hill International, Inc.                     3,244     17,193       0.0%
    Hillenbrand, Inc.                            7,474    346,420       0.0%
    HNI Corp.                                    7,765    259,273       0.0%
    Honeywell International, Inc.               33,495  4,846,057       0.4%
*   Houston Wire & Cable Co.                     1,900     13,680       0.0%
*   Hub Group, Inc. Class A                      3,839    168,724       0.0%
    Hubbell, Inc.                                4,806    499,151       0.0%
#*  Hudson Technologies, Inc.                    2,424     10,617       0.0%
    Huntington Ingalls Industries, Inc.          4,201  1,021,725       0.1%
    Hurco Cos., Inc.                               600     26,520       0.0%
*   Huron Consulting Group, Inc.                 6,007    224,962       0.0%
#*  Huttig Building Products, Inc.               2,740     17,015       0.0%
    Hyster-Yale Materials Handling, Inc.         1,600    113,920       0.0%
    ICF International, Inc.                      3,158    211,902       0.0%
    IDEX Corp.                                   5,348    714,814       0.1%
*   IES Holdings, Inc.                           1,364     23,052       0.0%
    Illinois Tool Works, Inc.                   17,647  2,506,227       0.2%
    Ingersoll-Rand P.L.C.                       15,897  1,333,599       0.1%
*   InnerWorkings, Inc.                          7,179     72,508       0.0%
    Insperity, Inc.                              8,260    662,865       0.1%
    Insteel Industries, Inc.                     2,902     87,147       0.0%
    Interface, Inc.                              9,097    200,134       0.0%
    ITT, Inc.                                   21,498  1,051,037       0.1%
    Jacobs Engineering Group, Inc.              13,060    758,655       0.1%
#   JB Hunt Transport Services, Inc.             4,106    482,168       0.0%
*   JELD-WEN Holding, Inc.                       4,122    115,869       0.0%
*   JetBlue Airways Corp.                       27,748    532,484       0.1%
    John Bean Technologies Corp.                 4,626    498,452       0.0%
    Johnson Controls International P.L.C.       43,935  1,488,078       0.1%
    Kadant, Inc.                                 1,182    109,040       0.0%
    Kaman Corp.                                  5,016    304,170       0.0%
    KAR Auction Services, Inc.                  17,617    915,908       0.1%
    KBR, Inc.                                   31,152    519,927       0.0%
    Kelly Services, Inc. Class A                 7,521    220,064       0.0%
    Kennametal, Inc.                            11,886    433,245       0.0%
#*  KeyW Holding Corp. (The)                     1,218      9,427       0.0%
    Kforce, Inc.                                 9,003    239,030       0.0%
    Kimball International, Inc. Class B          5,382     88,911       0.0%
*   Kirby Corp.                                  1,689    144,072       0.0%
*   KLX, Inc.                                    7,020    549,175       0.1%
#   Knight-Swift Transportation Holdings, Inc.  12,943    504,906       0.0%
    Knoll, Inc.                                  6,267    119,512       0.0%
    Korn/Ferry International                     9,955    532,194       0.0%
#*  Kratos Defense & Security Solutions, Inc.    8,198     82,062       0.0%
    L3 Technologies, Inc.                        7,709  1,510,039       0.1%
    Landstar System, Inc.                        6,713    682,376       0.1%
*   Lawson Products, Inc.                          796     18,427       0.0%
#*  Layne Christensen Co.                          963     13,588       0.0%
*   LB Foster Co. Class A                          958     22,561       0.0%
    Lennox International, Inc.                   3,189    616,657       0.1%
    Lincoln Electric Holdings, Inc.             10,507    870,715       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Industrials -- (Continued)
    Lindsay Corp.                             1,107 $   97,261       0.0%
    LS Starrett Co. (The) Class A             1,000      6,100       0.0%
    LSC Communications, Inc.                  7,122    124,493       0.0%
    LSI Industries, Inc.                      1,800     11,034       0.0%
*   Lydall, Inc.                              1,763     78,630       0.0%
    Macquarie Infrastructure Corp.            9,036    342,464       0.0%
*   Manitowoc Co., Inc. (The)                 5,741    141,516       0.0%
    ManpowerGroup, Inc.                      11,745  1,124,231       0.1%
    Marten Transport, Ltd.                    5,543    108,089       0.0%
    Masco Corp.                              17,323    656,022       0.1%
*   Masonite International Corp.              2,005    121,704       0.0%
*   MasTec, Inc.                             15,403    677,732       0.1%
    Matthews International Corp. Class A      3,218    158,165       0.0%
    McGrath RentCorp                          5,254    309,618       0.0%
*   Mercury Systems, Inc.                     4,095    131,368       0.0%
*   Meritor, Inc.                            13,466    262,183       0.0%
#*  Middleby Corp. (The)                      4,507    567,161       0.1%
*   Milacron Holdings Corp.                  10,781    194,381       0.0%
    Miller Industries, Inc.                     900     22,275       0.0%
*   Mistras Group, Inc.                       3,871     75,368       0.0%
    Mobile Mini, Inc.                         8,504    357,168       0.0%
*   Moog, Inc. Class A                        4,688    384,275       0.0%
*   MRC Global, Inc.                         17,222    322,568       0.0%
    MSA Safety, Inc.                          2,837    246,365       0.0%
    MSC Industrial Direct Co., Inc. Class A   9,353    808,473       0.1%
    Mueller Industries, Inc.                  5,807    157,834       0.0%
    Mueller Water Products, Inc. Class A     21,298    208,507       0.0%
    Multi-Color Corp.                         1,652    107,297       0.0%
*   MYR Group, Inc.                           1,912     57,360       0.0%
#   National Presto Industries, Inc.            700     67,025       0.0%
*   Navigant Consulting, Inc.                 6,703    143,377       0.0%
*   Navistar International Corp.             12,063    419,913       0.0%
*   NCI Building Systems, Inc.                7,677    134,348       0.0%
*   Nexeo Solutions, Inc.                     1,000     10,190       0.0%
#   Nielsen Holdings P.L.C.                  56,342  1,771,956       0.1%
*   NL Industries, Inc.                       1,570     12,011       0.0%
    NN, Inc.                                  3,098     62,889       0.0%
    Nordson Corp.                             5,243    674,250       0.1%
    Norfolk Southern Corp.                    4,645    666,418       0.1%
    Northrop Grumman Corp.                   10,745  3,460,320       0.3%
*   Northwest Pipe Co.                        1,100     21,703       0.0%
#*  NOW, Inc.                                20,289    246,106       0.0%
*   NV5 Global, Inc.                            353     20,774       0.0%
    Old Dominion Freight Line, Inc.           7,058    944,784       0.1%
    Omega Flex, Inc.                            391     25,532       0.0%
*   Orion Group Holdings, Inc.                1,224      7,417       0.0%
    Oshkosh Corp.                            13,465    971,634       0.1%
    PACCAR, Inc.                             23,376  1,488,350       0.1%
*   PAM Transportation Services, Inc.            48      1,728       0.0%
    Park-Ohio Holdings Corp.                  1,124     42,600       0.0%
    Parker-Hannifin Corp.                     6,391  1,052,086       0.1%
*   Patrick Industries, Inc.                  2,797    159,149       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES   VALUE+   OF NET ASSETS**
                                               ------ ---------- ---------------
Industrials -- (Continued)
*   Patriot Transportation Holding, Inc.          404 $    7,312       0.0%
    Pendrell Corp.                                 17     11,730       0.0%
    Pentair P.L.C.                             14,413    969,707       0.1%
*   PGT Innovations, Inc.                       4,692     81,875       0.0%
    Pitney Bowes, Inc.                         30,738    314,142       0.0%
    Powell Industries, Inc.                     1,050     31,553       0.0%
    Primoris Services Corp.                     9,291    237,757       0.0%
*   Proto Labs, Inc.                            2,831    337,314       0.0%
    Quad/Graphics, Inc.                         5,242    129,530       0.0%
    Quanex Building Products Corp.              2,223     38,124       0.0%
*   Quanta Services, Inc.                      22,735    738,887       0.1%
*   Radiant Logistics, Inc.                     3,151     11,123       0.0%
    Raven Industries, Inc.                      2,635     96,441       0.0%
    Raytheon Co.                               16,043  3,287,852       0.2%
*   RBC Bearings, Inc.                          2,213    257,549       0.0%
    Regal Beloit Corp.                          5,391    383,839       0.0%
    Resources Connection, Inc.                  6,015     94,135       0.0%
    REV Group, Inc.                             2,821     50,919       0.0%
*   Rexnord Corp.                              14,632    402,526       0.0%
*   Roadrunner Transportation Systems, Inc.     2,764      5,943       0.0%
    Robert Half International, Inc.            22,032  1,338,444       0.1%
    Rockwell Automation, Inc.                   9,556  1,572,249       0.1%
    Rockwell Collins, Inc.                     16,254  2,154,305       0.2%
#   Rollins, Inc.                              12,702    616,301       0.1%
    Roper Technologies, Inc.                    3,566    942,102       0.1%
    RPX Corp.                                   6,403     69,344       0.0%
*   Rush Enterprises, Inc. Class A              4,987    203,619       0.0%
    Ryder System, Inc.                          9,780    659,465       0.1%
*   Saia, Inc.                                  3,500    231,175       0.0%
#   Schneider National, Inc. Class B            7,737    206,423       0.0%
    Scorpio Bulkers, Inc.                       5,386     41,203       0.0%
#*  Sensata Technologies Holding P.L.C.        20,099  1,019,421       0.1%
#*  SiteOne Landscape Supply, Inc.              7,487    512,860       0.0%
#   Snap-on, Inc.                               7,499  1,089,230       0.1%
*   SP Plus Corp.                               2,747     96,557       0.0%
    Spartan Motors, Inc.                        3,151     56,245       0.0%
*   Sparton Corp.                                 143      2,641       0.0%
    Spirit Aerosystems Holdings, Inc. Class A  16,164  1,299,101       0.1%
*   SPX Corp.                                   2,883     91,218       0.0%
*   SPX FLOW, Inc.                              5,099    229,455       0.0%
    Standex International Corp.                 1,282    124,290       0.0%
    Stanley Black & Decker, Inc.                6,000    849,540       0.1%
    Steelcase, Inc. Class A                     9,934    131,626       0.0%
*   Sterling Construction Co., Inc.             1,372     15,270       0.0%
    Sun Hydraulics Corp.                        3,372    163,778       0.0%
#*  Sunrun, Inc.                                1,890     17,426       0.0%
#*  Team, Inc.                                  3,960     67,122       0.0%
*   Teledyne Technologies, Inc.                 5,163    965,946       0.1%
    Tennant Co.                                 1,764    130,536       0.0%
    Terex Corp.                                11,874    433,638       0.0%
    Tetra Tech, Inc.                            8,750    423,500       0.0%
#*  Textainer Group Holdings, Ltd.              1,000     17,200       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                            SHARES   VALUE+   OF NET ASSETS**
                                            ------ ---------- ---------------
Industrials -- (Continued)
    Textron, Inc.                           21,277 $1,322,153       0.1%
*   Thermon Group Holdings, Inc.             3,145     71,675       0.0%
    Timken Co. (The)                        11,354    485,384       0.0%
    Titan International, Inc.                6,299     64,880       0.0%
*   Titan Machinery, Inc.                    1,852     35,781       0.0%
    Toro Co. (The)                          11,900    694,841       0.1%
#   TransDigm Group, Inc.                    3,121  1,000,499       0.1%
*   TransUnion                              11,077    719,008       0.1%
*   Trex Co., Inc.                           2,011    208,903       0.0%
*   TriMas Corp.                             4,787    129,728       0.0%
*   TriNet Group, Inc.                      12,710    656,472       0.1%
    Trinity Industries, Inc.                19,932    635,233       0.1%
    Triton International, Ltd.              17,444    540,938       0.1%
#   Triumph Group, Inc.                      7,373    174,371       0.0%
*   TrueBlue, Inc.                           5,931    158,061       0.0%
*   Tutor Perini Corp.                       6,203    128,092       0.0%
*   Twin Disc, Inc.                          1,000     22,080       0.0%
    UniFirst Corp.                           1,610    258,566       0.0%
    Union Pacific Corp.                      8,345  1,115,142       0.1%
    United Parcel Service, Inc. Class B     21,996  2,496,546       0.2%
*   United Rentals, Inc.                     9,511  1,426,650       0.1%
    United Technologies Corp.               40,559  4,873,164       0.4%
#*  Univar, Inc.                            37,023  1,020,354       0.1%
    Universal Forest Products, Inc.          3,975    126,723       0.0%
    Universal Logistics Holdings, Inc.       1,639     35,976       0.0%
*   USA Truck, Inc.                          1,300     31,239       0.0%
*   USG Corp.                               10,209    410,708       0.0%
    Valmont Industries, Inc.                 3,833    544,669       0.1%
*   Vectrus, Inc.                              888     31,968       0.0%
*   Verisk Analytics, Inc.                  17,127  1,823,169       0.1%
*   Veritiv Corp.                            2,117     80,552       0.0%
    Viad Corp.                               2,443    123,982       0.0%
    VSE Corp.                                1,028     52,726       0.0%
    Wabash National Corp.                    8,546    171,433       0.0%
*   WABCO Holdings, Inc.                     4,734    610,639       0.1%
#   Wabtec Corp.                             9,148    812,434       0.1%
*   WageWorks, Inc.                          1,495     62,267       0.0%
#   Watsco, Inc.                             6,428  1,076,176       0.1%
    Watts Water Technologies, Inc. Class A   3,578    266,561       0.0%
*   Welbilt, Inc.                           14,303    274,045       0.0%
    Werner Enterprises, Inc.                10,293    353,050       0.0%
*   Wesco Aircraft Holdings, Inc.           10,282    103,848       0.0%
*   WESCO International, Inc.               10,056    598,835       0.1%
#*  Willdan Group, Inc.                        407     11,640       0.0%
*   Willis Lease Finance Corp.                 474     15,490       0.0%
    Woodward, Inc.                          10,090    725,875       0.1%
#   WW Grainger, Inc.                        6,281  1,767,159       0.1%
*   Xerium Technologies, Inc.                1,949     12,766       0.0%
#*  XPO Logistics, Inc.                     13,761  1,337,019       0.1%
    Xylem, Inc.                             14,489  1,056,248       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                       SHARES     VALUE+    OF NET ASSETS**
                                       ------- ------------ ---------------
Industrials -- (Continued)
*   YRC Worldwide, Inc.                  3,057 $     25,434       0.0%
                                               ------------      ----
Total Industrials                               180,236,632      13.0%
                                               ------------      ----
Information Technology -- (21.4%)
    Accenture P.L.C. Class A            43,765    6,617,268       0.5%
*   ACI Worldwide, Inc.                 15,147      352,168       0.0%
    Activision Blizzard, Inc.           27,508    1,825,156       0.1%
*   Acxiom Corp.                         9,759      253,539       0.0%
*   Adobe Systems, Inc.                 18,988    4,207,741       0.3%
    ADTRAN, Inc.                         9,073      132,919       0.0%
*   Advanced Energy Industries, Inc.     4,110      244,751       0.0%
#*  Advanced Micro Devices, Inc.        23,559      256,322       0.0%
*   Agilysys, Inc.                       1,572       18,518       0.0%
*   Akamai Technologies, Inc.            8,362      599,137       0.1%
    Alliance Data Systems Corp.          4,669      948,040       0.1%
*   Alpha & Omega Semiconductor, Ltd.    2,166       32,837       0.0%
*   Alphabet, Inc. Class A               8,712    8,873,869       0.6%
*   Alphabet, Inc. Class C               9,216    9,375,713       0.7%
    Amdocs, Ltd.                         5,663      380,837       0.0%
    American Software, Inc. Class A      1,400       17,864       0.0%
*   Amkor Technology, Inc.              26,848      222,301       0.0%
*   Amtech Systems, Inc.                 1,892       13,112       0.0%
    Analog Devices, Inc.                 6,579      574,676       0.1%
#*  ANGI Homeservices, Inc. Class A      3,027       40,441       0.0%
*   Anixter International, Inc.          4,444      261,752       0.0%
*   ANSYS, Inc.                          4,338      701,281       0.1%
    Apple, Inc.                        319,050   52,726,203       3.8%
    Applied Materials, Inc.             60,523    3,006,177       0.2%
#*  Applied Optoelectronics, Inc.          821       26,239       0.0%
*   Arista Networks, Inc.                4,375    1,157,406       0.1%
*   ARRIS International P.L.C.          29,189      788,103       0.1%
*   Arrow Electronics, Inc.              9,749      728,640       0.1%
*   Aspen Technology, Inc.               9,457      829,852       0.1%
#*  Asure Software, Inc.                 1,020       15,443       0.0%
#*  Atlassian Corp. P.L.C. Class A       1,914      107,146       0.0%
*   Autodesk, Inc.                       9,116    1,147,704       0.1%
    Automatic Data Processing, Inc.     25,202    2,975,852       0.2%
*   AutoWeb, Inc.                          864        3,154       0.0%
*   Avid Technology, Inc.                2,813       12,602       0.0%
    Avnet, Inc.                         17,979      705,316       0.1%
*   Aware, Inc.                            500        1,950       0.0%
*   Axcelis Technologies, Inc.           2,358       51,876       0.0%
*   AXT, Inc.                            2,116       12,379       0.0%
    Badger Meter, Inc.                   2,964      125,822       0.0%
    Bel Fuse, Inc. Class B                 878       16,989       0.0%
#   Belden, Inc.                           500       30,800       0.0%
    Benchmark Electronics, Inc.          3,600       94,680       0.0%
    Black Box Corp.                      1,910        3,725       0.0%
*   Black Knight, Inc.                  12,277      597,276       0.1%
#   Blackbaud, Inc.                      5,067      531,832       0.0%
*   Blackhawk Network Holdings, Inc.     8,075      362,567       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES    VALUE+   OF NET ASSETS**
                                                  ------- ---------- ---------------
Information Technology -- (Continued)
*   Blucora, Inc.                                   3,816 $   99,216       0.0%
    Booz Allen Hamilton Holding Corp.              20,445    810,235       0.1%
*   Bottomline Technologies de, Inc.                1,453     57,423       0.0%
    Broadcom, Inc.                                  8,047  1,846,143       0.1%
    Broadridge Financial Solutions, Inc.            9,288    995,766       0.1%
    Brooks Automation, Inc.                         7,442    185,157       0.0%
    CA, Inc.                                       44,399  1,545,085       0.1%
    Cabot Microelectronics Corp.                    2,168    219,944       0.0%
*   CACI International, Inc. Class A                3,602    544,082       0.1%
*   Cadence Design Systems, Inc.                   18,324    734,059       0.1%
*   CalAmp Corp.                                    2,229     44,023       0.0%
*   Calix, Inc.                                     5,447     36,223       0.0%
*   Carbonite, Inc.                                 2,593     80,642       0.0%
*   Cardtronics P.L.C. Class A                      6,767    177,634       0.0%
#*  Cars.com, Inc.                                 10,557    300,663       0.0%
    Cass Information Systems, Inc.                  1,317     79,652       0.0%
    CDK Global, Inc.                                6,977    455,179       0.0%
    CDW Corp.                                      11,301    805,648       0.1%
*   Ceva, Inc.                                      2,935     95,681       0.0%
*   Ciena Corp.                                    20,930    538,947       0.0%
    Cisco Systems, Inc.                           203,137  8,996,938       0.7%
#*  Cision, Ltd.                                    2,954     39,554       0.0%
*   Citrix Systems, Inc.                           12,332  1,269,086       0.1%
*   Clearfield, Inc.                                1,200     14,640       0.0%
    ClearOne, Inc.                                    858      5,277       0.0%
    Cognex Corp.                                    6,633    306,776       0.0%
    Cognizant Technology Solutions Corp. Class A   20,400  1,669,128       0.1%
#*  Coherent, Inc.                                  1,979    332,907       0.0%
    Cohu, Inc.                                      2,773     59,342       0.0%
*   CommerceHub, Inc. Series A                        479     10,859       0.0%
*   CommerceHub, Inc. Series C                        958     21,718       0.0%
*   CommScope Holding Co., Inc.                     8,901    340,196       0.0%
*   Computer Task Group, Inc.                       2,600     19,942       0.0%
    Comtech Telecommunications Corp.                4,990    152,644       0.0%
*   Conduent, Inc.                                 31,792    618,672       0.1%
*   Control4 Corp.                                    973     20,277       0.0%
    Convergys Corp.                                 8,022    187,394       0.0%
*   CoreLogic, Inc.                                12,018    594,891       0.1%
*   Cray, Inc.                                      2,625     62,606       0.0%
    CSG Systems International, Inc.                 4,766    203,937       0.0%
#*  CyberOptics Corp.                                 483      7,366       0.0%
    Daktronics, Inc.                                4,036     36,364       0.0%
*   DHI Group, Inc.                                 2,357      3,300       0.0%
#   Diebold Nixdorf, Inc.                           3,154     48,414       0.0%
*   Digi International, Inc.                        2,612     30,038       0.0%
*   Diodes, Inc.                                    5,496    156,911       0.0%
    Dolby Laboratories, Inc. Class A                9,583    573,255       0.1%
*   DSP Group, Inc.                                 1,896     22,657       0.0%
    DXC Technology Co.                             10,350  1,066,671       0.1%
*   eBay, Inc.                                     45,597  1,727,214       0.1%
#   Ebix, Inc.                                      2,775    215,063       0.0%
*   EchoStar Corp. Class A                          4,372    229,705       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
Information Technology -- (Continued)
*   Electro Scientific Industries, Inc.             2,000 $    36,000       0.0%
*   Electronic Arts, Inc.                          12,168   1,435,581       0.1%
*   Electronics for Imaging, Inc.                   4,903     135,813       0.0%
#*  Ellie Mae, Inc.                                 2,660     257,674       0.0%
*   Emcore Corp.                                    1,184       5,328       0.0%
*   Endurance International Group Holdings, Inc.   18,895     138,878       0.0%
    Entegris, Inc.                                 10,757     346,375       0.0%
*   EPAM Systems, Inc.                              5,013     573,237       0.1%
*   ePlus, Inc.                                     1,542     123,129       0.0%
#*  Etsy, Inc.                                      6,017     180,149       0.0%
*   Euronet Worldwide, Inc.                         6,824     533,023       0.0%
    EVERTEC, Inc.                                   7,726     141,000       0.0%
*   ExlService Holdings, Inc.                       4,357     251,878       0.0%
*   Extreme Networks, Inc.                          9,379     100,355       0.0%
*   F5 Networks, Inc.                               5,859     955,544       0.1%
*   Facebook, Inc. Class A                         95,180  16,370,960       1.2%
*   Fair Isaac Corp.                                3,473     601,454       0.1%
*   FARO Technologies, Inc.                         1,724      87,062       0.0%
    Fidelity National Information Services, Inc.   21,132   2,006,906       0.2%
#*  Finisar Corp.                                  16,676     259,812       0.0%
*   First Data Corp. Class A                       46,444     840,636       0.1%
*   Fiserv, Inc.                                   24,308   1,722,465       0.1%
*   FleetCor Technologies, Inc.                     7,271   1,507,133       0.1%
*   Flex, Ltd.                                     44,835     582,855       0.1%
    FLIR Systems, Inc.                              9,982     534,536       0.0%
*   FormFactor, Inc.                                4,492      51,546       0.0%
*   Fortinet, Inc.                                  7,351     406,951       0.0%
*   Frequency Electronics, Inc.                     1,723      15,180       0.0%
#*  Gartner, Inc.                                   5,077     615,789       0.1%
    Genpact, Ltd.                                  11,273     359,496       0.0%
    Global Payments, Inc.                           9,792   1,106,986       0.1%
    GlobalSCAPE, Inc.                               2,764      10,310       0.0%
#*  Globant SA                                      1,200      54,012       0.0%
#*  GoDaddy, Inc. Class A                           9,247     596,986       0.1%
#*  GrubHub, Inc.                                   3,867     391,108       0.0%
*   GSI Technology, Inc.                            2,247      16,471       0.0%
#*  GTT Communications, Inc.                        9,048     434,756       0.0%
#*  Guidewire Software, Inc.                        5,070     429,023       0.0%
    Hackett Group, Inc. (The)                       4,000      64,840       0.0%
#*  Harmonic, Inc.                                  9,882      36,069       0.0%
    Hewlett Packard Enterprise Co.                 69,214   1,180,099       0.1%
    HP, Inc.                                       76,704   1,648,369       0.1%
#*  HubSpot, Inc.                                     955     101,135       0.0%
*   IAC/InterActiveCorp                             3,038     492,581       0.0%
*   Infinera Corp.                                 13,987     163,928       0.0%
*   Insight Enterprises, Inc.                       4,619     163,744       0.0%
*   Integrated Device Technology, Inc.             12,471     347,068       0.0%
    Intel Corp.                                   171,216   8,838,170       0.6%
    InterDigital, Inc.                              4,528     337,110       0.0%
*   Internap Corp.                                    200       2,362       0.0%
    International Business Machines Corp.          52,065   7,547,342       0.6%
*   inTEST Corp.                                    2,700      19,440       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Information Technology -- (Continued)
*   Intevac, Inc.                          1,900 $    12,445       0.0%
    Intuit, Inc.                          16,655   3,077,677       0.2%
*   IPG Photonics Corp.                      118      25,138       0.0%
*   Itron, Inc.                            3,564     233,086       0.0%
#   j2 Global, Inc.                        7,710     612,020       0.1%
    Jabil, Inc.                           17,553     466,910       0.0%
    Jack Henry & Associates, Inc.          5,406     645,909       0.1%
    Juniper Networks, Inc.                20,669     508,251       0.0%
*   Kemet Corp.                            3,386      58,307       0.0%
*   Key Tronic Corp.                         334       2,348       0.0%
*   Keysight Technologies, Inc.            8,478     438,143       0.0%
*   Kimball Electronics, Inc.              1,207      19,131       0.0%
    KLA-Tencor Corp.                      13,923   1,416,526       0.1%
*   Knowles Corp.                          5,382      68,890       0.0%
#*  Kopin Corp.                            5,600      18,536       0.0%
*   Kulicke & Soffa Industries, Inc.       8,480     194,107       0.0%
*   KVH Industries, Inc.                   1,119      11,861       0.0%
    Lam Research Corp.                     9,083   1,680,900       0.1%
*   Leaf Group, Ltd.                       1,900      13,965       0.0%
    Leidos Holdings, Inc.                 14,011     899,927       0.1%
*   Limelight Networks, Inc.               9,772      50,424       0.0%
*   Liquidity Services, Inc.               2,301      14,841       0.0%
#   LogMeIn, Inc.                          7,810     860,662       0.1%
#*  Lumentum Holdings, Inc.                3,461     174,607       0.0%
#*  Luxoft Holding, Inc.                   1,045      42,166       0.0%
#*  MagnaChip Semiconductor Corp.          3,441      32,173       0.0%
*   Manhattan Associates, Inc.             8,544     367,905       0.0%
    ManTech International Corp. Class A    2,846     168,170       0.0%
    Marchex, Inc. Class B                  2,015       5,602       0.0%
#   Marvell Technology Group, Ltd.        35,177     705,651       0.1%
    Mastercard, Inc. Class A              64,982  11,584,341       0.8%
#*  Match Group, Inc.                      5,199     244,977       0.0%
    MAXIMUS, Inc.                         12,054     815,212       0.1%
#*  MaxLinear, Inc.                        5,498     122,770       0.0%
#*  Meet Group, Inc.(The)                  3,482       8,287       0.0%
#   Mesa Laboratories, Inc.                  200      33,662       0.0%
    Methode Electronics, Inc.              2,769     110,483       0.0%
*   Microsemi Corp.                       10,073     651,622       0.1%
    Microsoft Corp.                      293,979  27,492,916       2.0%
*   MicroStrategy, Inc. Class A            1,106     140,971       0.0%
    MKS Instruments, Inc.                  4,684     479,642       0.0%
*   MoneyGram International, Inc.          5,134      44,871       0.0%
    Monotype Imaging Holdings, Inc.        3,966      87,847       0.0%
    Motorola Solutions, Inc.               8,491     932,567       0.1%
    MTS Systems Corp.                      2,492     126,594       0.0%
*   Nanometrics, Inc.                        970      24,075       0.0%
    National Instruments Corp.            11,020     450,608       0.0%
*   NCR Corp.                             12,651     389,271       0.0%
    NetApp, Inc.                          24,218   1,612,434       0.1%
*   NETGEAR, Inc.                          3,847     212,739       0.0%
*   Netscout Systems, Inc.                 6,614     179,570       0.0%
*   New Relic, Inc.                        1,451     101,410       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Information Technology -- (Continued)
    NIC, Inc.                                   5,323 $   79,047       0.0%
*   Novanta, Inc.                               4,373    257,132       0.0%
*   Nuance Communications, Inc.                31,928    469,980       0.0%
*   Nutanix, Inc. Class A                       3,202    161,989       0.0%
    NVIDIA Corp.                               34,554  7,771,195       0.6%
*   Oclaro, Inc.                                7,232     57,277       0.0%
    Oracle Corp.                              123,468  5,638,784       0.4%
#*  OSI Systems, Inc.                           1,806    115,620       0.0%
*   Palo Alto Networks, Inc.                    2,053    395,223       0.0%
*   PAR Technology Corp.                        1,359     19,420       0.0%
    Paychex, Inc.                              18,730  1,134,476       0.1%
#*  Paycom Software, Inc.                       6,879    785,651       0.1%
*   Paylocity Holding Corp.                     2,054    112,210       0.0%
*   PayPal Holdings, Inc.                      38,139  2,845,551       0.2%
    PC Connection, Inc.                         2,867     76,520       0.0%
#*  PCM, Inc.                                     600      7,770       0.0%
#*  PDF Solutions, Inc.                         2,200     24,530       0.0%
    Pegasystems, Inc.                           3,400    207,570       0.0%
*   Perficient, Inc.                            2,924     72,311       0.0%
#*  PFSweb, Inc.                                1,693     15,728       0.0%
*   Photronics, Inc.                            6,810     52,097       0.0%
    Plantronics, Inc.                           4,028    262,424       0.0%
*   Plexus Corp.                                  223     12,229       0.0%
    Power Integrations, Inc.                      628     42,578       0.0%
*   PRGX Global, Inc.                           1,900     18,620       0.0%
    Progress Software Corp.                     5,717    211,129       0.0%
#*  Proofpoint, Inc.                            1,828    215,594       0.0%
*   PTC, Inc.                                   3,637    299,507       0.0%
#*  Pure Storage, Inc. Class A                  5,422    109,687       0.0%
    QAD, Inc. Class A                           1,155     51,860       0.0%
    QUALCOMM, Inc.                             74,568  3,803,714       0.3%
*   Qualys, Inc.                                3,100    238,545       0.0%
*   QuinStreet, Inc.                            3,300     37,092       0.0%
*   RealNetworks, Inc.                          2,200      7,854       0.0%
#*  RealPage, Inc.                              7,021    375,623       0.0%
#*  Red Hat, Inc.                               9,094  1,482,868       0.1%
    Reis, Inc.                                    500     10,500       0.0%
*   Ribbon Communications, Inc.                 4,779     27,814       0.0%
    Richardson Electronics, Ltd.                  500      4,635       0.0%
#*  RingCentral, Inc. Class A                   3,191    213,957       0.0%
*   Rubicon Project, Inc. (The)                 3,297      7,187       0.0%
*   Rudolph Technologies, Inc.                  3,224     81,728       0.0%
#   Sabre Corp.                                51,569  1,064,384       0.1%
*   salesforce.com, Inc.                       13,011  1,574,201       0.1%
*   ScanSource, Inc.                            3,841    131,746       0.0%
    Science Applications International Corp.    8,156    699,703       0.1%
*   Seachange International, Inc.               5,000     15,750       0.0%
*   Semtech Corp.                               3,005    118,097       0.0%
*   ServiceNow, Inc.                            3,519    584,647       0.1%
*   ServiceSource International, Inc.           4,898     18,563       0.0%
#*  Shutterstock, Inc.                          3,524    148,501       0.0%
*   Sigma Designs, Inc.                         2,854     17,980       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Information Technology -- (Continued)
*   Silicon Laboratories, Inc.                 1,100 $   102,190       0.0%
#*  Splunk, Inc.                               3,364     345,315       0.0%
#*  Square, Inc. Class A                       7,503     355,192       0.0%
    SS&C Technologies Holdings, Inc.          15,528     770,965       0.1%
*   Stamps.com, Inc.                           2,854     649,998       0.1%
*   StarTek, Inc.                              1,400      12,376       0.0%
#*  Stratasys, Ltd.                            3,397      65,120       0.0%
#*  Super Micro Computer, Inc.                 4,918      87,049       0.0%
*   Sykes Enterprises, Inc.                    6,556     188,551       0.0%
    Symantec Corp.                            13,395     372,247       0.0%
#*  Synaptics, Inc.                            2,318     100,879       0.0%
#*  Synchronoss Technologies, Inc.             5,296      59,315       0.0%
    SYNNEX Corp.                               5,938     594,809       0.1%
*   Synopsys, Inc.                             7,836     670,056       0.1%
*   Syntel, Inc.                               9,823     283,688       0.0%
    Systemax, Inc.                             1,666      52,362       0.0%
#*  Tableau Software, Inc. Class A             3,995     339,775       0.0%
*   Take-Two Interactive Software, Inc.       10,092   1,006,273       0.1%
    TE Connectivity, Ltd.                     11,297   1,036,500       0.1%
*   Tech Data Corp.                            4,839     368,974       0.0%
*   TechTarget, Inc.                           1,309      27,293       0.0%
*   Telaria, Inc.                             29,446     123,673       0.0%
*   Telenav, Inc.                              2,293      11,809       0.0%
*   Teradata Corp.                            21,127     864,517       0.1%
    Teradyne, Inc.                            17,472     568,714       0.1%
    Tessco Technologies, Inc.                    626      11,049       0.0%
    TiVo Corp.                                15,131     214,104       0.0%
    Total System Services, Inc.               11,863     997,204       0.1%
    TransAct Technologies, Inc.                  300       3,660       0.0%
    Travelport Worldwide, Ltd.                13,357     228,939       0.0%
*   Travelzoo                                    800       9,160       0.0%
*   Trimble, Inc.                             15,800     546,680       0.1%
    TTEC Holdings, Inc.                        5,013     160,416       0.0%
*   Twitter, Inc.                             19,407     588,226       0.1%
*   Tyler Technologies, Inc.                   1,700     372,164       0.0%
#*  Ubiquiti Networks, Inc.                    6,969     496,611       0.0%
#*  Ultimate Software Group, Inc. (The)        1,024     245,678       0.0%
*   Ultra Clean Holdings, Inc.                 1,982      34,705       0.0%
*   VASCO Data Security International, Inc.    4,089      63,380       0.0%
*   Veeco Instruments, Inc.                    3,733      57,675       0.0%
*   VeriFone Systems, Inc.                    15,634     359,738       0.0%
*   Verint Systems, Inc.                       5,727     241,107       0.0%
#*  VeriSign, Inc.                             4,532     532,147       0.0%
#*  ViaSat, Inc.                               4,582     293,156       0.0%
*   Viavi Solutions, Inc.                     12,892     121,829       0.0%
*   Virtusa Corp.                              3,344     160,980       0.0%
#   Visa, Inc. Class A                       106,023  13,452,198       1.0%
*   Vishay Precision Group, Inc.                 335       9,481       0.0%
#*  VMware, Inc. Class A                       2,696     359,269       0.0%
*   Web.com Group, Inc.                        8,846     164,536       0.0%
#   Western Union Co. (The)                   38,481     760,000       0.1%
*   WEX, Inc.                                  5,694     921,972       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------ ------------ ---------------
Information Technology -- (Continued)
#*  Workday, Inc. Class A                  2,468 $    308,105       0.0%
*   Worldpay, Inc. Class A                10,243      831,936       0.1%
*   Xcerra Corp.                           5,104       61,656       0.0%
    Xerox Corp.                           26,698      839,652       0.1%
    Xilinx, Inc.                          12,294      789,767       0.1%
*   XO Group, Inc.                         1,650       35,772       0.0%
    Xperi Corp.                            5,194      114,268       0.0%
#*  Yelp, Inc.                             9,106      408,404       0.0%
*   Zebra Technologies Corp. Class A       6,971      939,900       0.1%
*   Zedge, Inc. Class B                      894        3,782       0.0%
*   Zendesk, Inc.                          4,722      230,198       0.0%
#*  Zillow Group, Inc. Class A             2,300      111,251       0.0%
#*  Zillow Group, Inc. Class C             5,693      276,054       0.0%
*   Zix Corp.                              2,090       10,555       0.0%
*   Zynga, Inc. Class A                   97,627      336,813       0.0%
                                                 ------------      ----
Total Information Technology                      312,487,535      22.5%
                                                 ------------      ----
Materials -- (3.2%)
    A Schulman, Inc.                       3,805      163,234       0.0%
*   AdvanSix, Inc.                         5,770      206,681       0.0%
*   AgroFresh Solutions, Inc.              3,791       26,234       0.0%
#   Albemarle Corp.                        5,680      550,733       0.0%
    American Vanguard Corp.                6,217      133,976       0.0%
    Ampco-Pittsburgh Corp.                 1,800       17,730       0.0%
    AptarGroup, Inc.                       9,886      924,341       0.1%
    Ashland Global Holdings, Inc.          8,307      549,757       0.0%
    Avery Dennison Corp.                  10,604    1,111,405       0.1%
*   Axalta Coating Systems, Ltd.          29,034      897,151       0.1%
    Balchem Corp.                          4,275      377,226       0.0%
#   Ball Corp.                            27,489    1,102,034       0.1%
    Bemis Co., Inc.                       15,438      668,002       0.1%
*   Berry Global Group, Inc.              11,679      642,345       0.1%
    Boise Cascade Co.                      7,023      292,157       0.0%
    Celanese Corp. Series A               10,553    1,146,794       0.1%
    Chase Corp.                            1,529      171,248       0.0%
    Chemours Co. (The)                    16,333      790,681       0.1%
*   Clearwater Paper Corp.                 2,428       57,422       0.0%
*   Coeur Mining, Inc.                    19,651      148,758       0.0%
#   Compass Minerals International, Inc.   3,978      267,719       0.0%
*   Crown Holdings, Inc.                  11,367      566,531       0.0%
    Domtar Corp.                           8,140      357,346       0.0%
    DowDuPont, Inc.                       43,914    2,777,121       0.2%
    Eastman Chemical Co.                   7,935      810,005       0.1%
    Ecolab, Inc.                          20,556    2,975,892       0.2%
*   Ferro Corp.                           17,176      378,044       0.0%
*   Ferroglobe P.L.C.                      7,336       82,897       0.0%
    FMC Corp.                              6,688      533,234       0.0%
    FutureFuel Corp.                       5,003       58,535       0.0%
*   GCP Applied Technologies, Inc.         9,264      265,414       0.0%
    Graphic Packaging Holding Co.         58,764      840,325       0.1%
    Greif, Inc. Class A                    5,653      330,814       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES   VALUE+   OF NET ASSETS**
                                               ------ ---------- ---------------
Materials -- (Continued)
    Greif, Inc. Class B                         1,339 $   84,290       0.0%
    Hawkins, Inc.                               1,225     39,812       0.0%
    Haynes International, Inc.                    347     14,508       0.0%
    HB Fuller Co.                              11,015    544,912       0.0%
    Hecla Mining Co.                           18,465     70,721       0.0%
    Huntsman Corp.                             35,662  1,061,658       0.1%
*   Ingevity Corp.                              5,355    411,425       0.0%
    Innophos Holdings, Inc.                     2,662    110,154       0.0%
    Innospec, Inc.                              4,286    311,592       0.0%
    International Flavors & Fragrances, Inc.    4,248    600,072       0.1%
    International Paper Co.                    11,042    569,325       0.0%
    KapStone Paper and Packaging Corp.         11,999    413,006       0.0%
    KMG Chemicals, Inc.                         3,539    217,613       0.0%
*   Koppers Holdings, Inc.                      2,305    100,959       0.0%
*   Kraton Corp.                                6,001    274,066       0.0%
    Kronos Worldwide, Inc.                     10,711    246,781       0.0%
    Louisiana-Pacific Corp.                    26,190    741,963       0.1%
#*  LSB Industries, Inc.                        1,000      5,530       0.0%
    Materion Corp.                              3,829    194,322       0.0%
    Mercer International, Inc.                  6,875     92,125       0.0%
    Minerals Technologies, Inc.                 4,788    330,611       0.0%
    Mosaic Co. (The)                           11,356    306,044       0.0%
    Myers Industries, Inc.                      3,900     90,870       0.0%
    Neenah, Inc.                                1,799    140,322       0.0%
    NewMarket Corp.                             2,456    932,175       0.1%
    Newmont Mining Corp.                       17,878    702,427       0.1%
    Northern Technologies International Corp.     800     23,880       0.0%
*   OMNOVA Solutions, Inc.                      5,800     63,220       0.0%
    Packaging Corp. of America                  9,115  1,054,514       0.1%
    PH Glatfelter Co.                           6,681    139,566       0.0%
*   Platform Specialty Products Corp.          39,910    401,894       0.0%
    PolyOne Corp.                              14,835    620,845       0.1%
#   PPG Industries, Inc.                       15,925  1,686,139       0.1%
    Quaker Chemical Corp.                       1,044    153,458       0.0%
    Rayonier Advanced Materials, Inc.           5,936    127,030       0.0%
    Reliance Steel & Aluminum Co.              16,170  1,421,666       0.1%
    Royal Gold, Inc.                            3,570    317,016       0.0%
    RPM International, Inc.                    19,919    962,088       0.1%
*   Ryerson Holding Corp.                       4,643     46,662       0.0%
    Schnitzer Steel Industries, Inc. Class A    3,502    103,134       0.0%
#   Scotts Miracle-Gro Co. (The)               15,936  1,331,931       0.1%
#   Sealed Air Corp.                           14,468    634,422       0.1%
    Sensient Technologies Corp.                 6,378    425,094       0.0%
    Sherwin-Williams Co. (The)                  7,707  2,833,556       0.2%
    Silgan Holdings, Inc.                      25,977    729,174       0.1%
    Sonoco Products Co.                        15,925    817,908       0.1%
    Stepan Co.                                  3,143    221,016       0.0%
    Synalloy Corp.                                300      5,175       0.0%
*   Trecora Resources                             500      6,475       0.0%
    Tredegar Corp.                              2,773     48,805       0.0%
    Trinseo SA                                  9,167    668,733       0.1%
*   UFP Technologies, Inc.                        760     25,270       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE+    OF NET ASSETS**
                                                ------- ----------- ---------------
Materials -- (Continued)
*   Universal Stainless & Alloy Products, Inc.      601 $    17,633       0.0%
#*  US Concrete, Inc.                             1,620      94,689       0.0%
#   Valvoline, Inc.                              39,514     801,344       0.1%
    Vulcan Materials Co.                          5,587     624,012       0.1%
    Westlake Chemical Corp.                       3,900     417,183       0.0%
    WestRock Co.                                  7,180     424,769       0.0%
    Worthington Industries, Inc.                  9,898     440,758       0.0%
    WR Grace & Co.                                8,741     598,234       0.1%
                                                        -----------       ---
Total Materials                                          47,116,362       3.4%
                                                        -----------       ---
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                     8,184     187,414       0.0%
*   Altisource Portfolio Solutions SA               510      13,964       0.0%
*   CBRE Group, Inc. Class A                     31,769   1,439,453       0.1%
    Consolidated-Tomoka Land Co.                    572      35,189       0.0%
*   FRP Holdings, Inc.                              837      48,128       0.0%
    Griffin Industrial Realty, Inc.                 600      22,260       0.0%
    HFF, Inc. Class A                             7,882     276,973       0.0%
*   Howard Hughes Corp. (The)                     3,309     447,708       0.1%
    Jones Lang LaSalle, Inc.                      7,910   1,340,824       0.1%
*   JW Mays, Inc.                                   248       9,238       0.0%
    Kennedy-Wilson Holdings, Inc.                 4,457      84,460       0.0%
*   Marcus & Millichap, Inc.                      6,835     233,484       0.0%
*   Maui Land & Pineapple Co., Inc.               8,512      90,653       0.0%
    PotlatchDeltic Corp.                            720      37,332       0.0%
*   Rafael Holdings, Inc. Class B                 1,730      14,186       0.0%
    RE/MAX Holdings, Inc. Class A                 3,270     177,071       0.0%
#   Realogy Holdings Corp.                       19,187     476,029       0.1%
    RMR Group, Inc. (The) Class A                 2,376     176,774       0.0%
#*  St Joe Co. (The)                              5,730      98,843       0.0%
*   Stratus Properties, Inc.                        321      10,031       0.0%
*   Tejon Ranch Co.                               2,154      52,407       0.0%
                                                        -----------       ---
Total Real Estate                                         5,272,421       0.4%
                                                        -----------       ---
Telecommunication Services -- (2.1%)
    AT&T, Inc.                                  309,969  10,135,986       0.7%
    ATN International, Inc.                       3,315     175,695       0.0%
*   Boingo Wireless, Inc.                        11,146     261,485       0.0%
#   CenturyLink, Inc.                             7,600     141,208       0.0%
*   Cincinnati Bell, Inc.                         5,521      83,643       0.0%
#   Cogent Communications Holdings, Inc.         10,378     489,323       0.1%
#   Consolidated Communications Holdings, Inc.   10,132     114,492       0.0%
#   Frontier Communications Corp.                 5,677      47,119       0.0%
*   Hawaiian Telcom Holdco, Inc.                  1,207      32,879       0.0%
    IDT Corp. Class B                             3,461      18,759       0.0%
#*  Iridium Communications, Inc.                  3,706      44,101       0.0%
*   ORBCOMM, Inc.                                 7,866      70,951       0.0%
    Shenandoah Telecommunications Co.            13,621     514,193       0.1%
    Spok Holdings, Inc.                           3,028      45,117       0.0%
#*  Sprint Corp.                                 80,731     452,901       0.0%
*   T-Mobile US, Inc.                            22,482   1,360,386       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                  SHARES       VALUE+     OF NET ASSETS**
                                                 --------- -------------- ---------------
Telecommunication Services -- (Continued)
            Telephone & Data Systems, Inc.          13,555 $      370,458       0.0%
*           United States Cellular Corp.             3,492        138,178       0.0%
            Verizon Communications, Inc.           284,762     14,053,005       1.0%
*           Vonage Holdings Corp.                   37,967        424,471       0.0%
            Windstream Holdings, Inc.                4,588          7,111       0.0%
*           Zayo Group Holdings, Inc.               28,856      1,047,473       0.1%
                                                           --------------      ----
Total Telecommunication Services                               30,028,934       2.1%
                                                           --------------      ----
Utilities -- (1.0%)
            American States Water Co.                6,271        349,420       0.0%
            American Water Works Co., Inc.          15,969      1,382,596       0.1%
#           Aqua America, Inc.                      39,085      1,373,838       0.1%
            Atmos Energy Corp.                       8,329        723,707       0.1%
            California Water Service Group           9,934        384,943       0.0%
            Chesapeake Utilities Corp.               3,442        261,592       0.0%
            Connecticut Water Service, Inc.          3,157        214,676       0.0%
            Consolidated Edison, Inc.               15,523      1,243,858       0.1%
            Consolidated Water Co., Ltd.               163          2,306       0.0%
            Eversource Energy                       27,890      1,680,373       0.1%
            Genie Energy, Ltd. Class B                 102            424       0.0%
            Middlesex Water Co.                      2,646        110,232       0.0%
            New Jersey Resources Corp.              16,898        698,732       0.1%
            Northwest Natural Gas Co.                4,458        273,275       0.0%
#           NRG Yield, Inc. Class A                  5,815        102,402       0.0%
            NRG Yield, Inc. Class C                 10,478        186,508       0.0%
            ONE Gas, Inc.                            9,409        655,996       0.1%
#           Ormat Technologies, Inc.                10,670        617,793       0.1%
#           Pattern Energy Group, Inc. Class A      14,947        271,737       0.0%
            PG&E Corp.                              21,560        993,916       0.1%
            SJW Corp.                                3,572        215,927       0.0%
#           South Jersey Industries, Inc.           13,568        419,251       0.0%
            Southwest Gas Holdings, Inc.             6,001        438,013       0.0%
            Spire, Inc.                              8,250        595,238       0.1%
            UGI Corp.                                9,173        443,882       0.0%
            Unitil Corp.                             1,602         77,841       0.0%
            WGL Holdings, Inc.                       6,472        550,767       0.0%
            York Water Co. (The)                     1,961         63,144       0.0%
                                                           --------------      ----
Total Utilities                                                14,332,387       1.0%
                                                           --------------      ----
TOTAL COMMON STOCKS                                         1,385,713,320      99.7%
                                                           --------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Dyax Corp. Contingent Value Rights       1,400          4,718       0.0%
(degrees)*  Media General, Inc. Contingent
              Value Rights                           7,656            766       0.0%
                                                           --------------      ----
TOTAL RIGHTS/WARRANTS                                               5,484       0.0%
                                                           --------------      ----
TOTAL INVESTMENT SECURITIES                                 1,385,718,804
                                                           --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
            State Street Institutional U.S.
              Government Money Market
              Fund, 1.630%                       6,758,345      6,758,345       0.5%
                                                           --------------      ----

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


 SECURITIES LENDING COLLATERAL -- (4.6%)
 (S)@ DFA Short Term Investment Fund           5,837,041 $   67,534,564   4.8%
                                                         -------------- -----
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,090,085,432)                                  $1,460,011,713 105.0%
                                                         ============== =====

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -------------------------------------------------
                                        LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                     -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary            $  251,550,289          --   --    $  251,550,289
   Consumer Staples                      75,765,116          --   --        75,765,116
   Energy                                35,962,883          --   --        35,962,883
   Financials                           245,640,196 $     2,428   --       245,642,624
   Health Care                          187,318,137          --   --       187,318,137
   Industrials                          180,236,632          --   --       180,236,632
   Information Technology               312,487,535          --   --       312,487,535
   Materials                             47,116,362          --   --        47,116,362
   Real Estate                            5,272,421          --   --         5,272,421
   Telecommunication Services            30,028,934          --   --        30,028,934
   Utilities                             14,332,387          --   --        14,332,387
Rights/Warrants                                  --       5,484   --             5,484
Temporary Cash Investments                6,758,345          --   --         6,758,345
Securities Lending Collateral                    --  67,534,564   --        67,534,564
                                     -------------- -----------   --    --------------
TOTAL                                $1,392,469,237 $67,542,476   --    $1,460,011,713
                                     ============== ===========   ==    ==============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.6%)
#   Adairs, Ltd.                                   7,029 $   11,204       0.0%
    Ainsworth Game Technology, Ltd.               11,413     16,366       0.0%
    ALS, Ltd.                                     25,912    151,221       0.0%
    Altium, Ltd.                                  10,258    155,781       0.0%
#   AMA Group, Ltd.                               13,922     10,120       0.0%
#   Amaysim Australia, Ltd.                       24,391     21,949       0.0%
    Amcor, Ltd.                                   89,951    926,942       0.1%
    AMP, Ltd.                                    371,917  1,125,855       0.1%
#   AP Eagers, Ltd.                                5,098     33,716       0.0%
    APA Group                                     62,345    390,293       0.1%
    Appen, Ltd.                                    7,234     52,052       0.0%
#   ARB Corp., Ltd.                                3,539     55,201       0.0%
    Aristocrat Leisure, Ltd.                      20,518    411,603       0.1%
    AUB Group, Ltd.                                1,671     17,669       0.0%
    Ausdrill, Ltd.                                61,935    129,544       0.0%
    Austal, Ltd.                                  31,692     42,049       0.0%
#   Australia & New Zealand Banking Group, Ltd.   57,839  1,162,690       0.1%
    Australian Finance Group, Ltd.                11,264     11,637       0.0%
    Australian Pharmaceutical Industries, Ltd.    40,511     41,137       0.0%
#*  Australian Property Systems, Ltd.             27,255    111,610       0.0%
    Australian Vintage, Ltd.                      64,647     29,106       0.0%
    Auswide Bank, Ltd.                             3,218     12,971       0.0%
#   Automotive Holdings Group, Ltd.               30,976     78,437       0.0%
    Aveo Group                                    50,080     98,354       0.0%
#   Bank of Queensland, Ltd.                      38,310    288,639       0.0%
    Bapcor, Ltd.                                  10,336     45,602       0.0%
    Beach Energy, Ltd.                           358,926    423,318       0.1%
    Bell Financial Group, Ltd.                    28,791     15,684       0.0%
*   Bellamy's Australia, Ltd.                      6,252     84,694       0.0%
#   Blackmores, Ltd.                               2,140    189,422       0.0%
    Boral, Ltd.                                   29,299    150,781       0.0%
    Brambles, Ltd.                               104,343    772,052       0.1%
    Bravura Solutions, Ltd.                        4,620     10,076       0.0%
    Breville Group, Ltd.                           9,888     84,393       0.0%
    Brickworks, Ltd.                               7,907     94,822       0.0%
    BT Investment Management, Ltd.                17,987    123,573       0.0%
#   BWX, Ltd.                                      6,995     26,539       0.0%
#   Cabcharge Australia, Ltd.                     17,255     23,881       0.0%
    Caltex Australia, Ltd.                        33,053    768,640       0.1%
*   Cardno, Ltd.                                  10,999     10,000       0.0%
    carsales.com, Ltd.                            23,911    256,645       0.0%
*   Cash Converters International, Ltd.           25,015      6,550       0.0%
    Cedar Woods Properties, Ltd.                   7,609     35,008       0.0%
    Challenger, Ltd.                              57,391    464,004       0.1%
    CIMIC Group, Ltd.                              1,609     54,752       0.0%
*   Clinuvel Pharmaceuticals, Ltd.                 2,590     22,978       0.0%
    Coca-Cola Amatil, Ltd.                        30,751    214,645       0.0%
    Cochlear, Ltd.                                 4,720    686,900       0.1%
    Codan, Ltd.                                    6,374     11,804       0.0%
#   Collection House, Ltd.                        18,795     20,083       0.0%
    Collins Foods, Ltd.                            8,403     33,813       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
#   Commonwealth Bank of Australia                59,276 $3,191,682       0.4%
    Computershare, Ltd.                           48,660    619,030       0.1%
*   Cooper Energy, Ltd.                           49,266     12,750       0.0%
#   Corporate Travel Management, Ltd.              6,237    116,124       0.0%
    Credit Corp. Group, Ltd.                       4,906     66,016       0.0%
    Crown Resorts, Ltd.                           16,367    158,857       0.0%
*   CSG, Ltd.                                     21,603      6,500       0.0%
    CSL, Ltd.                                     11,595  1,485,192       0.2%
    CSR, Ltd.                                     63,650    268,564       0.0%
    Data#3, Ltd.                                   4,250      5,405       0.0%
*   Decmil Group, Ltd.                            10,092      9,489       0.0%
    Domain Holdings Australia, Ltd.               18,943     43,919       0.0%
#   Domino's Pizza Enterprises, Ltd.               4,869    154,139       0.0%
    Downer EDI, Ltd.                              58,811    302,687       0.0%
    DuluxGroup, Ltd.                              70,343    408,985       0.1%
    DWS, Ltd.                                     10,135      9,488       0.0%
    Eclipx Group, Ltd.                            14,935     36,379       0.0%
    Elders, Ltd.                                  10,015     59,424       0.0%
#*  Energy Resources of Australia, Ltd.            5,657      2,270       0.0%
    EQT Holdings, Ltd.                               700     11,070       0.0%
    Estia Health, Ltd.                             4,260     11,353       0.0%
    Event Hospitality and Entertainment, Ltd.      9,007     94,209       0.0%
    Fairfax Media, Ltd.                          264,245    141,440       0.0%
#   FlexiGroup, Ltd.                              30,100     46,541       0.0%
    Flight Centre Travel Group, Ltd.               5,547    232,373       0.0%
    Fortescue Metals Group, Ltd.                 259,952    881,982       0.1%
#*  Galaxy Resources, Ltd.                        14,120     32,021       0.0%
    Gateway Lifestyle                             24,290     36,235       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.   35,309     61,488       0.0%
    Greencross, Ltd.                               5,359     21,369       0.0%
    GUD Holdings, Ltd.                             8,605     81,750       0.0%
    GWA Group, Ltd.                               21,997     63,509       0.0%
    Hansen Technologies, Ltd.                     18,017     58,060       0.0%
#   Harvey Norman Holdings, Ltd.                  78,630    207,267       0.0%
#   HT&E, Ltd.                                    36,214     63,646       0.0%
    Iluka Resources, Ltd.                         12,112    106,330       0.0%
*   Imdex, Ltd.                                   15,311     14,278       0.0%
#   IMF Bentham, Ltd.                             21,344     39,944       0.0%
#   Independence Group NL                         67,002    257,760       0.0%
*   Infigen Energy                               134,065     69,476       0.0%
    Infomedia, Ltd.                               21,693     14,412       0.0%
    Insurance Australia Group, Ltd.              104,586    619,141       0.1%
    Integrated Research, Ltd.                      8,063     23,221       0.0%
#   InvoCare, Ltd.                                 9,478     92,629       0.0%
    IOOF Holdings, Ltd.                           22,765    152,883       0.0%
#   IPH, Ltd.                                      6,249     17,137       0.0%
#   IRESS, Ltd.                                   13,631    106,933       0.0%
    iSelect, Ltd.                                 14,507      6,226       0.0%
#   iSentia Group, Ltd.                           11,748      7,053       0.0%
    IVE Group, Ltd.                                8,393     14,045       0.0%
    James Hardie Industries P.L.C.                30,105    531,637       0.1%
#   Japara Healthcare, Ltd.                       12,574     17,946       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
AUSTRALIA -- (Continued)
#   JB Hi-Fi, Ltd.                          15,180 $  292,664       0.0%
#*  Karoon Gas Australia, Ltd.              23,854     22,643       0.0%
#   Kogan.com, Ltd.                          3,003     17,412       0.0%
    LendLease Group                         44,723    599,796       0.1%
    Link Administration Holdings, Ltd.      36,931    229,797       0.0%
#   Lovisa Holdings, Ltd.                    1,941     14,052       0.0%
*   Lynas Corp., Ltd.                       19,453     37,490       0.0%
*   Macmahon Holdings, Ltd.                 77,872     12,798       0.0%
    Macquarie Atlas Roads Group             57,379    277,437       0.0%
    Macquarie Group, Ltd.                   12,831  1,044,952       0.1%
#   Magellan Financial Group, Ltd.          21,737    379,756       0.1%
    McMillan Shakespeare, Ltd.              12,863    162,530       0.0%
    McPherson's, Ltd.                        5,484      5,150       0.0%
    Medibank Pvt, Ltd.                     307,743    676,344       0.1%
    Melbourne IT, Ltd.                       7,648     21,235       0.0%
#*  Mesoblast, Ltd.                         15,207     16,717       0.0%
#   Metals X, Ltd.                          26,666     15,619       0.0%
    Metcash, Ltd.                          173,888    469,343       0.1%
    Michael Hill International, Ltd.        11,133      8,527       0.0%
    Mineral Resources, Ltd.                 30,877    413,472       0.1%
#   MNF Group, Ltd.                          4,580     17,909       0.0%
    Monadelphous Group, Ltd.                13,853    167,549       0.0%
#   Mortgage Choice, Ltd.                    6,312      8,281       0.0%
#   Mount Gibson Iron, Ltd.                 33,294     10,386       0.0%
#   Myer Holdings, Ltd.                     39,532     11,416       0.0%
    MYOB Group, Ltd.                        25,108     61,220       0.0%
    National Australia Bank, Ltd.          103,136  2,242,077       0.3%
    Navigator Global Investments, Ltd.       5,616     16,148       0.0%
    Newcrest Mining, Ltd.                   19,920    315,731       0.1%
    nib holdings, Ltd.                      43,796    183,075       0.0%
    Nick Scali, Ltd.                         2,037     10,633       0.0%
    Nine Entertainment Co. Holdings, Ltd.  117,431    207,950       0.0%
    Northern Star Resources, Ltd.           65,006    310,240       0.1%
*   NRW Holdings, Ltd.                      28,302     27,134       0.0%
    Nufarm, Ltd.                            34,583    236,384       0.0%
    oOh!media, Ltd.                         16,445     60,051       0.0%
    Orica, Ltd.                             40,676    606,036       0.1%
    Orora, Ltd.                            170,152    426,747       0.1%
    OZ Minerals, Ltd.                       34,317    236,821       0.0%
#   Pacific Current Group, Ltd.              3,822     18,049       0.0%
    Pact Group Holdings, Ltd.               22,842     97,260       0.0%
*   Paladin Energy, Ltd.                       837         79       0.0%
    Peet, Ltd.                              24,669     26,222       0.0%
    Perpetual, Ltd.                          3,755    113,283       0.0%
*   Perseus Mining, Ltd.                    19,074      6,551       0.0%
#   Platinum Asset Management, Ltd.         21,752     92,269       0.0%
*   PMP, Ltd.                               36,901      7,766       0.0%
    Premier Investments, Ltd.               12,399    146,401       0.0%
    Primary Health Care, Ltd.               65,654    187,175       0.0%
    Prime Media Group, Ltd.                 65,486     14,254       0.0%
    Pro Medicus, Ltd.                        2,365     14,199       0.0%
    Qantas Airways, Ltd.                    31,960    138,220       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
AUSTRALIA -- (Continued)
    QBE Insurance Group, Ltd.                   76,440 $570,898       0.1%
    QMS Media, Ltd.                             15,008   11,850       0.0%
#   Qube Holdings, Ltd.                         70,081  120,784       0.0%
#*  Quintis, Ltd.                               11,448    2,232       0.0%
*   Ramelius Resources, Ltd.                    11,958    4,615       0.0%
    Ramsay Health Care, Ltd.                     7,194  349,741       0.1%
    RCR Tomlinson, Ltd.                          9,433   28,748       0.0%
    REA Group, Ltd.                              5,384  325,957       0.1%
*   Reckon, Ltd.                                 5,948    5,763       0.0%
    Reece, Ltd.                                  9,714   77,527       0.0%
#   Regis Healthcare, Ltd.                       8,613   24,751       0.0%
    Regis Resources, Ltd.                       23,487   82,882       0.0%
    Reject Shop, Ltd. (The)                      2,168   12,014       0.0%
    Reliance Worldwide Corp., Ltd.              43,187  153,258       0.0%
    Resolute Mining, Ltd.                       82,044   70,067       0.0%
#   Retail Food Group, Ltd.                      6,557    4,537       0.0%
    Ridley Corp., Ltd.                          37,584   36,032       0.0%
    Sandfire Resources NL                       26,464  156,623       0.0%
*   Saracen Mineral Holdings, Ltd.              87,716  123,305       0.0%
    Seek, Ltd.                                  59,915  871,514       0.1%
#*  Senex Energy, Ltd.                          26,881    8,343       0.0%
    Service Stream, Ltd.                        10,719   12,726       0.0%
#   Seven Group Holdings, Ltd.                  11,621  158,462       0.0%
    Seven West Media, Ltd.                     157,414   65,467       0.0%
    SG Fleet Group, Ltd.                        10,158   27,002       0.0%
    Sigma Healthcare, Ltd.                      81,529   47,374       0.0%
*   Silex Systems, Ltd.                          1,748      388       0.0%
#   Silver Chef, Ltd.                            2,430    6,322       0.0%
#*  Silver Lake Resources, Ltd.                  2,487    1,042       0.0%
    Sims Metal Management, Ltd.                 28,575  345,349       0.1%
    Sims Metal Management, Ltd. Sponsored ADR      819    9,992       0.0%
    Sirtex Medical, Ltd.                         6,726  140,667       0.0%
    SmartGroup Corp., Ltd.                       4,807   39,163       0.0%
    Sonic Healthcare, Ltd.                      20,955  371,537       0.1%
    Southern Cross Media Group, Ltd.            95,549   82,736       0.0%
    Spark Infrastructure Group                  80,919  142,677       0.0%
    SpeedCast International, Ltd.               20,207   89,750       0.0%
    St Barbara, Ltd.                            53,797  171,628       0.0%
    Star Entertainment Grp, Ltd. (The)          43,078  170,472       0.0%
    Steadfast Group, Ltd.                       45,335   93,348       0.0%
    Suncorp Group, Ltd.                         49,322  518,754       0.1%
#*  Sundance Energy Australia, Ltd.            273,918   12,735       0.0%
#   Super Retail Group, Ltd.                    10,825   58,526       0.0%
#   Superloop, Ltd.                             12,734   18,082       0.0%
    Sydney Airport                              25,034  134,034       0.0%
#*  Syrah Resources, Ltd.                       15,044   36,018       0.0%
    Tabcorp Holdings, Ltd.                     111,381  366,259       0.1%
    Tassal Group, Ltd.                          21,937   63,908       0.0%
    Technology One, Ltd.                        31,199  115,888       0.0%
    Thorn Group, Ltd.                           17,790    8,181       0.0%
*   Tiger Resources, Ltd.                       41,785      627       0.0%
#   TPG Telecom, Ltd.                           55,906  234,502       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                          SHARES    VALUE++   OF NET ASSETS**
                                                          ------- ----------- ---------------
AUSTRALIA -- (Continued)
    Transurban Group                                       71,403 $   622,184       0.1%
    Treasury Wine Estates, Ltd.                            25,788     368,355       0.1%
    Villa World, Ltd.                                       7,295      13,545       0.0%
*   Virgin Australia Holdings, Ltd.                       109,700      18,101       0.0%
    Vita Group, Ltd.                                       20,328      16,534       0.0%
    Vocus Group, Ltd.                                      64,748     118,997       0.0%
#   Webjet, Ltd.                                            9,394      77,378       0.0%
    Western Areas, Ltd.                                    36,435      93,823       0.0%
*   Westgold Resources, Ltd.                               16,111      17,833       0.0%
    Westpac Banking Corp.                                 115,669   2,484,621       0.3%
    Westpac Banking Corp. Sponsored ADR                    12,660     271,430       0.0%
    WiseTech Global, Ltd.                                   4,496      33,768       0.0%
    Woolworths Group, Ltd.                                 57,430   1,201,193       0.2%
    WorleyParsons, Ltd.                                    39,995     487,490       0.1%
    WPP AUNZ, Ltd.                                         38,740      26,721       0.0%
*   Xero, Ltd.                                              3,246      92,339       0.0%
                                                                  -----------       ---
TOTAL AUSTRALIA                                                    44,373,688       5.0%
                                                                  -----------       ---
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                    192      22,456       0.0%
    ANDRITZ AG                                              7,504     403,351       0.1%
    Atrium European Real Estate, Ltd.                      10,430      50,601       0.0%
    CA Immobilien Anlagen AG                                7,184     249,111       0.0%
#   DO & CO AG                                                463      28,780       0.0%
    Erste Group Bank AG                                     7,387     361,236       0.1%
*   FACC AG                                                 1,759      43,176       0.0%
    Flughafen Wien AG                                         372      15,118       0.0%
#   IMMOFINANZ AG                                          77,189     202,078       0.0%
    Kapsch TrafficCom AG                                      369      16,426       0.0%
    Lenzing AG                                                501      58,300       0.0%
    Mayr Melnhof Karton AG                                    341      51,674       0.0%
    Oesterreichische Post AG                                3,562     171,060       0.0%
    Palfinger AG                                              699      26,210       0.0%
    POLYTEC Holding AG                                        633      11,392       0.0%
    Porr AG                                                   822      29,254       0.0%
*   Raiffeisen Bank International AG                       14,718     496,822       0.1%
    Rosenbauer International AG                               124       7,539       0.0%
    S IMMO AG                                               4,544      89,886       0.0%
#*  Schoeller-Bleckmann Oilfield Equipment AG                 719      88,887       0.0%
#   Semperit AG Holding                                     1,318      29,071       0.0%
    Strabag SE                                                858      35,307       0.0%
    Telekom Austria AG                                     16,443     156,796       0.0%
    UNIQA Insurance Group AG                               16,815     201,349       0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe    5,309     172,571       0.0%
    Voestalpine AG                                          7,020     370,356       0.1%
    Wienerberger AG                                        12,254     308,775       0.0%
#   Zumtobel Group AG                                       3,016      27,332       0.0%
                                                                  -----------       ---
TOTAL AUSTRIA                                                       3,724,914       0.4%
                                                                  -----------       ---
BELGIUM -- (1.0%)
*   Ablynx NV                                               1,864     100,481       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
BELGIUM -- (Continued)
    Ageas                                                        22,593 $1,208,556       0.2%
*   AGFA-Gevaert NV                                              23,139     82,495       0.0%
#   Anheuser-Busch InBev SA/NV                                    1,949    193,601       0.0%
*   Argenx SE ADR                                                   300     26,286       0.0%
    Atenor                                                          197     11,126       0.0%
    Banque Nationale de Belgique                                      8     28,449       0.0%
    Barco NV                                                      1,299    167,806       0.0%
    Bekaert SA                                                    7,132    299,577       0.1%
#*  Biocartis NV                                                  1,757     26,985       0.0%
#   bpost SA                                                     11,113    243,717       0.0%
    Cie d'Entreprises CFE                                         1,066    134,180       0.0%
    Cie Immobiliere de Belgique SA                                   49      3,213       0.0%
    Colruyt SA                                                   11,620    653,872       0.1%
    D'ieteren SA                                                  3,389    144,243       0.0%
    Deceuninck NV                                                 4,912     17,368       0.0%
    Econocom Group SA                                            12,277     79,043       0.0%
    Elia System Operator SA                                       2,704    170,832       0.0%
#*  Euronav NV                                                    1,300     10,595       0.0%
#   Euronav NV                                                    2,543     20,519       0.0%
    EVS Broadcast Equipment SA                                    1,356     44,434       0.0%
#*  Exmar NV                                                      1,527     10,665       0.0%
*   Fagron                                                        1,349     23,227       0.0%
*   Galapagos NV(B07Q2V5)                                           817     73,206       0.0%
*   Galapagos NV(B07MXC1)                                           648     58,548       0.0%
    Gimv NV                                                         805     48,236       0.0%
#   Ion Beam Applications                                           798     16,272       0.0%
    Jensen-Group NV                                                 213     11,447       0.0%
    KBC Group NV                                                 10,587    920,434       0.1%
    Kinepolis Group NV                                            1,531    106,975       0.0%
#   Lotus Bakeries                                                   23     65,274       0.0%
    Melexis NV                                                    2,042    194,314       0.0%
#*  Nyrstar NV                                                    3,261     22,504       0.0%
#   Ontex Group NV                                               10,394    266,424       0.1%
    Orange Belgium SA                                             5,913    122,735       0.0%
    Picanol                                                          86      9,526       0.0%
    Proximus SADP                                                26,012    797,116       0.1%
    Recticel SA                                                   4,659     58,173       0.0%
    Resilux                                                         110     18,680       0.0%
    Roularta Media Group NV                                         245      6,523       0.0%
    Sioen Industries NV                                             656     24,153       0.0%
*   Telenet Group Holding NV                                      5,995    350,346       0.1%
*   Tessenderlo Group SA                                          4,398    184,378       0.0%
*   ThromboGenics NV                                              1,084      6,260       0.0%
#   UCB SA                                                       12,434    936,455       0.1%
#   Umicore SA                                                   27,656  1,538,186       0.2%
    Van de Velde NV                                                 515     21,275       0.0%
                                                                        ----------       ---
TOTAL BELGIUM                                                            9,558,710       1.1%
                                                                        ----------       ---
CANADA -- (6.6%)
*   5N Plus, Inc.                                                 1,597      3,731       0.0%
    Absolute Software Corp.                                       3,100     16,829       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Acadian Timber Corp.                                             600 $    9,201       0.0%
    Aecon Group, Inc.                                              5,564     78,220       0.0%
*   Africa Oil Corp.                                              13,871     12,856       0.0%
    Ag Growth International, Inc.                                  1,600     64,875       0.0%
    AGF Management, Ltd. Class B                                  10,502     57,665       0.0%
    Agnico Eagle Mines, Ltd.(2009834)                              2,095     88,179       0.0%
    Agnico Eagle Mines, Ltd.(2009823)                             12,298    517,513       0.1%
    AGT Food & Ingredients, Inc.                                   2,100     26,823       0.0%
#   Aimia, Inc.                                                   40,823     70,267       0.0%
*   Air Canada                                                     2,500     49,145       0.0%
#   AirBoss of America Corp.                                         900      9,947       0.0%
*   Alacer Gold Corp.                                             31,310     51,941       0.0%
    Alamos Gold, Inc. Class A(BYNBW45)                             4,666     25,199       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                            25,715    138,995       0.0%
#   Alaris Royalty Corp.                                           4,389     58,215       0.0%
    Algoma Central Corp.                                             400      4,732       0.0%
    Algonquin Power & Utilities Corp.(015857105)                   1,100     10,714       0.0%
    Algonquin Power & Utilities Corp.(B51BMR7)                    38,064    370,575       0.1%
    Alimentation Couche-Tard, Inc. Class B                        23,970  1,036,313       0.1%
    AltaGas, Ltd.                                                  4,700     90,599       0.0%
    Altus Group, Ltd.                                              4,175    105,029       0.0%
    Andrew Peller, Ltd. Class A                                    4,800     67,479       0.0%
*   Argonaut Gold, Inc.                                            4,400      8,464       0.0%
*   Aritzia, Inc.                                                  5,200     49,532       0.0%
#*  Asanko Gold, Inc.                                             10,852     12,086       0.0%
*   ATS Automation Tooling Systems, Inc.                           7,150     97,843       0.0%
#*  Aurora Cannabis, Inc.                                          9,804     61,774       0.0%
    AutoCanada, Inc.                                               2,455     41,721       0.0%
*   B2Gold Corp.                                                  83,840    240,951       0.0%
#   Badger Daylighting, Ltd.                                       3,700     71,265       0.0%
    Bank of Montreal(2073174)                                     11,393    865,070       0.1%
    Bank of Montreal(2076009)                                     24,263  1,842,661       0.2%
    Bank of Nova Scotia (The)(2957665)                             6,491    398,937       0.1%
    Bank of Nova Scotia (The)(2076281)                            38,993  2,396,766       0.3%
    Barrick Gold Corp.(2024677)                                   68,353    920,715       0.1%
    Barrick Gold Corp.(2024644)                                    8,600    115,743       0.0%
#   BCE, Inc.(B188TJ4)                                             5,779    245,319       0.0%
    BCE, Inc.(B188TH2)                                             3,508    148,876       0.0%
    Bird Construction, Inc.                                        4,800     32,450       0.0%
#   Black Diamond Group, Ltd.                                      1,100      2,099       0.0%
#*  BlackBerry, Ltd.(BCBHZ42)                                     20,049    209,913       0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                      4,474     46,832       0.0%
*   BlackPearl Resources, Inc.                                    18,000     19,487       0.0%
    BMTC Group, Inc.                                                 900     10,809       0.0%
*   Bombardier, Inc. Class A                                      23,800     73,590       0.0%
*   Bombardier, Inc. Class B                                     196,596    607,879       0.1%
#   Boralex, Inc. Class A                                         12,200    218,069       0.0%
    Brookfield Real Estate Services, Inc.                          1,000     13,739       0.0%
    BRP, Inc.                                                      2,687    108,698       0.0%
    CAE, Inc.(2125097)                                             9,562    181,200       0.0%
    CAE, Inc.(2162760)                                            46,008    869,671       0.1%
*   Calfrac Well Services, Ltd.                                    6,016     31,393       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
CANADA -- (Continued)
    Calian Group, Ltd.                                              800 $   18,879       0.0%
#   Callidus Capital Corp.                                          900      4,844       0.0%
#   Cameco Corp.(2158684)                                        18,188    191,520       0.0%
    Cameco Corp.(2166160)                                        24,420    257,143       0.0%
    Canaccord Genuity Group, Inc.                                 6,570     31,060       0.0%
    Canadian Imperial Bank of Commerce(2418872)                   4,702    409,309       0.1%
    Canadian Imperial Bank of Commerce(2170525)                  10,229    890,930       0.1%
#   Canadian Tire Corp., Ltd. Class A                             5,399    735,790       0.1%
#   Canadian Western Bank                                         6,382    169,348       0.0%
*   Canfor Corp.                                                  8,714    200,145       0.0%
    Canfor Pulp Products, Inc.                                    4,200     59,044       0.0%
*   Canopy Growth Corp.                                           6,700    157,122       0.0%
    CanWel Building Materials Group, Ltd.                         2,623     13,688       0.0%
*   Capstone Mining Corp.                                        19,300     16,836       0.0%
    Cara Operations, Ltd.                                         1,700     35,378       0.0%
    Cascades, Inc.                                                9,400     89,684       0.0%
    CCL Industries, Inc. Class B                                 19,075    925,263       0.1%
*   Celestica, Inc.(2262659)                                      5,029     57,833       0.0%
*   Celestica, Inc.(2263362)                                     10,522    121,122       0.0%
*   Centerra Gold, Inc.                                          22,229    135,732       0.0%
#   Cervus Equipment Corp.                                          900      9,260       0.0%
#   CES Energy Solutions Corp.                                   14,281     69,962       0.0%
*   CGI Group, Inc. Class A(2411967)                             10,864    629,026       0.1%
*   CGI Group, Inc. Class A(2159740)                              2,600    150,660       0.0%
#   Chesswood Group, Ltd.                                         1,100      9,158       0.0%
#*  China Gold International Resources Corp., Ltd.               34,632     70,400       0.0%
    CI Financial Corp.                                           26,200    551,364       0.1%
#   Cineplex, Inc.                                                5,775    134,980       0.0%
    Cogeco Communications, Inc.                                   2,400    127,874       0.0%
    Cogeco, Inc.                                                    929     47,609       0.0%
    Colliers International Group, Inc.(BYL7WD4)                     700     47,635       0.0%
    Colliers International Group, Inc.(BYL7SB4)                   4,381    297,572       0.1%
    Computer Modelling Group, Ltd.                               12,754     93,771       0.0%
    Cona Resources, Ltd.                                          3,700      7,320       0.0%
    Constellation Software, Inc.                                  1,535  1,097,054       0.1%
#*  Continental Gold, Inc.                                        3,800     10,270       0.0%
#*  Copper Mountain Mining Corp.                                 14,100     13,068       0.0%
    Corby Spirit and Wine, Ltd.                                     700     10,844       0.0%
#   Corus Entertainment, Inc. Class B                            19,452     96,961       0.0%
    Cott Corp.(2228941)                                           7,313    104,576       0.0%
    Cott Corp.(2228952)                                          11,072    158,325       0.0%
#*  CRH Medical Corp.                                             3,800     10,536       0.0%
#*  Delphi Energy Corp.                                           4,200      3,206       0.0%
*   Denison Mines Corp.                                          45,000     20,678       0.0%
*   Descartes Systems Group, Inc. (The)(2528834)                  1,300     38,415       0.0%
*   Descartes Systems Group, Inc. (The)(2141941)                  1,900     56,159       0.0%
*   Detour Gold Corp.                                            21,914    158,388       0.0%
#   DHX Media, Ltd.                                               6,021     16,413       0.0%
    Dollarama, Inc.                                               5,672    652,924       0.1%
    Dorel Industries, Inc. Class B                                4,228     91,380       0.0%
*   DREAM Unlimited Corp. Class A                                 9,100     67,827       0.0%
*   Dundee Precious Metals, Inc.                                  3,100      7,871       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
CANADA -- (Continued)
    E-L Financial Corp., Ltd.                                       100 $   62,694       0.0%
    ECN Capital Corp.                                            39,562    104,763       0.0%
#*  Eldorado Gold Corp.                                          41,427     39,364       0.0%
    Element Fleet Management Corp.                               16,220     61,270       0.0%
    Empire Co., Ltd. Class A                                     19,472    376,564       0.1%
#   Enbridge Income Fund Holdings, Inc.                          13,582    290,480       0.1%
#   Enbridge, Inc.(2478906)                                      46,555  1,409,220       0.2%
    Enbridge, Inc.(2466149)                                      12,853    389,309       0.1%
#*  Endeavour Mining Corp.                                        6,428    109,698       0.0%
#*  Endeavour Silver Corp.                                        7,913     23,789       0.0%
#   Enercare, Inc.                                               11,350    153,461       0.0%
    Enerflex, Ltd.                                               15,947    194,874       0.0%
#*  Energy Fuels, Inc.                                              205        364       0.0%
    Enghouse Systems, Ltd.                                        2,300    119,268       0.0%
    Ensign Energy Services, Inc.                                 28,144    134,807       0.0%
#   Equitable Group, Inc.                                         1,100     49,622       0.0%
#*  Essential Energy Services Trust                              12,100      5,843       0.0%
    Evertz Technologies, Ltd.                                     3,500     48,359       0.0%
    Exco Technologies, Ltd.                                       3,824     29,038       0.0%
    Fairfax Financial Holdings, Ltd.                              2,106  1,165,939       0.1%
    Fiera Capital Corp.                                           3,100     27,331       0.0%
    Finning International, Inc.                                  15,196    383,347       0.1%
    Firm Capital Mortgage Investment Corp.                        4,100     41,481       0.0%
    First Capital Realty, Inc.                                   15,900    248,540       0.0%
#*  First Majestic Silver Corp.                                   3,900     25,333       0.0%
    First National Financial Corp.                                1,800     37,221       0.0%
    First Quantum Minerals, Ltd.                                 22,928    330,360       0.1%
    FirstService Corp.                                            4,115    288,446       0.1%
#*  Fission Uranium Corp.                                        18,500      9,366       0.0%
*   Fortuna Silver Mines, Inc.                                   19,900    112,988       0.0%
    Gamehost, Inc.                                                  900      7,493       0.0%
*   GDI Integrated Facility Services, Inc.                          900     11,580       0.0%
#   Genworth MI Canada, Inc.                                      5,691    183,945       0.0%
    George Weston, Ltd.                                           9,208    754,383       0.1%
    Gibson Energy, Inc.                                           9,078    117,156       0.0%
#   Gluskin Sheff + Associates, Inc.                              3,700     44,753       0.0%
    GMP Capital, Inc.                                             6,037     15,093       0.0%
    goeasy, Ltd.                                                  1,700     49,651       0.0%
    Goldcorp, Inc.(2676636)                                      24,190    321,485       0.1%
    Goldcorp, Inc.(2676302)                                      15,040    199,604       0.0%
#*  Golden Star Resources, Ltd.                                  31,800     23,034       0.0%
#   Granite Oil Corp.                                             1,300      2,875       0.0%
*   Great Canadian Gaming Corp.                                   1,100     31,391       0.0%
    Great-West Lifeco, Inc.                                       8,700    231,941       0.0%
    Guardian Capital Group, Ltd. Class A                          1,650     31,151       0.0%
*   Guyana Goldfields, Inc.                                      12,834     49,779       0.0%
*   Heroux-Devtek, Inc.                                           2,177     24,908       0.0%
    High Liner Foods, Inc.                                        1,530     13,108       0.0%
#*  Home Capital Group, Inc.                                      6,800     76,212       0.0%
#   Horizon North Logistics, Inc.                                14,000     25,842       0.0%
    HudBay Minerals, Inc.(B05BQ98)                                6,494     45,133       0.0%
    HudBay Minerals, Inc.(B05BDX1)                               24,124    168,536       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
CANADA -- (Continued)
#   Hudson's Bay Co.                                            8,725 $ 61,703       0.0%
    Hydro One, Ltd.                                            21,429  340,307       0.1%
*   IAMGOLD Corp.                                              58,500  319,849       0.1%
*   IBI Group, Inc.                                             3,800   21,457       0.0%
    IGM Financial, Inc.                                         8,900  273,180       0.0%
#*  Imperial Metals Corp.                                       2,300    3,583       0.0%
*   Indigo Books & Music, Inc.                                  1,191   17,949       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   18,002  756,141       0.1%
    Information Services Corp.                                    900   11,678       0.0%
    Innergex Renewable Energy, Inc.                            16,971  178,969       0.0%
    Intact Financial Corp.                                      4,100  312,621       0.1%
    Inter Pipeline, Ltd.                                       23,499  423,694       0.1%
*   Interfor Corp.                                              9,042  169,086       0.0%
*   Intertain Group, Ltd. (The)                                 1,300   15,805       0.0%
    Intertape Polymer Group, Inc.                               6,700  104,104       0.0%
    Invesque, Inc.                                              2,700   23,571       0.0%
#*  Iron Bridge Resources, Inc.                                 7,100    2,710       0.0%
*   Ivanhoe Mines, Ltd. Class A                                21,300   43,962       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                    5,900  112,996       0.0%
    Just Energy Group, Inc.                                    14,122   59,064       0.0%
    K-Bro Linen, Inc.                                             500   13,828       0.0%
    Keyera Corp.                                                4,265  114,834       0.0%
*   Kinaxis, Inc.                                               2,680  173,226       0.0%
*   Kinross Gold Corp.(496902404)                               7,386   28,658       0.0%
*   Kinross Gold Corp.(B03Z841)                               158,085  611,926       0.1%
    Kirkland Lake Gold, Ltd.                                   17,436  304,191       0.1%
*   Klondex Mines, Ltd.                                        13,399   32,768       0.0%
*   Knight Therapeutics, Inc.                                  14,882   91,104       0.0%
    KP Tissue, Inc.                                             1,100    9,227       0.0%
#   Labrador Iron Ore Royalty Corp.                             5,500   93,598       0.0%
    Lassonde Industries, Inc. Class A                             200   43,349       0.0%
    Laurentian Bank of Canada                                   2,844  109,224       0.0%
    Leon's Furniture, Ltd.                                      1,536   20,313       0.0%
    Linamar Corp.                                               4,343  243,373       0.0%
    Liquor Stores N.A., Ltd.                                    3,828   30,768       0.0%
    Loblaw Cos., Ltd.                                          14,857  755,599       0.1%
    Lucara Diamond Corp.                                       33,830   53,487       0.0%
#*  Lundin Gold, Inc.                                           2,900   11,135       0.0%
    Lundin Mining Corp.                                        98,600  652,751       0.1%
    Magellan Aerospace Corp.                                    2,300   34,680       0.0%
#   Magna International, Inc.(2554549)                          2,799  165,141       0.0%
    Magna International, Inc.(2554475)                          8,200  484,291       0.1%
*   Mainstreet Equity Corp.                                       540   17,500       0.0%
*   Major Drilling Group International, Inc.                   11,600   58,002       0.0%
#   Mandalay Resources Corp.                                    2,500      409       0.0%
#   Maxar Technologies, Ltd.(BZ4D3B1)                           5,558  251,505       0.0%
#   Maxar Technologies, Ltd.(BF92JD7)                           3,200  144,992       0.0%
*   MedReleaf Corp.                                             2,385   39,120       0.0%
    Melcor Developments, Ltd.                                     200    2,243       0.0%
    Metro, Inc.                                                16,791  532,782       0.1%
*   Mitel Networks Corp.                                        2,900   32,367       0.0%
    Morguard Corp.                                                253   32,405       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                  SHARES  VALUE++   OF NET ASSETS**
                                                  ------ ---------- ---------------
CANADA -- (Continued)
    Morneau Shepell, Inc.                          8,101 $  160,070       0.0%
*   Mountain Province Diamonds, Inc.               5,600     13,521       0.0%
    MTY Food Group, Inc.                           1,707     61,285       0.0%
    Mullen Group, Ltd.                            19,627    222,417       0.0%
    National Bank of Canada                       29,375  1,395,138       0.2%
    Nevsun Resources, Ltd.(64156L101)              3,438      9,558       0.0%
#   Nevsun Resources, Ltd.(2631486)               19,809     55,233       0.0%
    New Flyer Industries, Inc.                     5,678    260,782       0.0%
*   New Gold, Inc.                                62,498    146,516       0.0%
#*  Newalta Corp.                                  5,580      5,563       0.0%
    Norbord, Inc.                                  3,900    161,048       0.0%
    North American Construction Group, Ltd.        1,900     10,735       0.0%
    North West Co., Inc. (The)                     5,205    111,928       0.0%
    Nutrien, Ltd.(BDH3SB9)                         6,759    307,743       0.1%
    Nutrien, Ltd.(BDRJLN0)                        11,400    518,958       0.1%
    OceanaGold Corp.                              69,919    188,418       0.0%
#   Open Text Corp.(2655657)                       9,820    346,941       0.1%
    Open Text Corp.(2260824)                       5,600    197,709       0.0%
    Osisko Gold Royalties, Ltd.                   12,800    124,914       0.0%
    Pan American Silver Corp.(2703396)            11,943    192,521       0.0%
    Pan American Silver Corp.(2669272)             4,500     72,550       0.0%
*   Paramount Resources, Ltd. Class A             12,404    177,083       0.0%
#   Parkland Fuel Corp.                           19,498    452,693       0.1%
    Pason Systems, Inc.                           11,042    154,370       0.0%
    Pembina Pipeline Corp.(B4PPQG5)                8,576    273,231       0.0%
    Pembina Pipeline Corp.(B4PT2P8)                5,298    168,710       0.0%
*   PHX Energy Services Corp.                      2,100      3,827       0.0%
    Pizza Pizza Royalty Corp.                      1,856     19,992       0.0%
    Pollard Banknote, Ltd.                         1,300     21,546       0.0%
#   PrairieSky Royalty, Ltd.                      13,800    305,998       0.1%
*   Precision Drilling Corp.(B5TQB99)             12,221     43,507       0.0%
*   Precision Drilling Corp.(B5YPLH9)             44,946    160,328       0.0%
*   Premier Gold Mines, Ltd.                      21,100     44,700       0.0%
    Premium Brands Holdings Corp.                  3,047    286,225       0.1%
    Quarterhill, Inc.                              9,000     13,529       0.0%
    Quebecor, Inc. Class B                        28,268    527,073       0.1%
#*  Questerre Energy Corp. Class A                 7,500      5,374       0.0%
    Reitmans Canada, Ltd. Class A                    700      2,170       0.0%
    Richelieu Hardware, Ltd.                       2,553     55,098       0.0%
#   Ritchie Bros Auctioneers, Inc.(2202729)        2,286     74,821       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)          462     15,098       0.0%
    Rocky Mountain Dealerships, Inc.               1,700     16,365       0.0%
    Rogers Communications, Inc. Class B(2125268)  16,077    758,995       0.1%
    Rogers Communications, Inc. Class B(2169051)   3,000    141,618       0.0%
    Rogers Sugar, Inc.                             5,000     23,365       0.0%
*   Roxgold, Inc.                                 20,000     18,069       0.0%
    Royal Bank of Canada(2756196)                 23,991  1,824,516       0.2%
    Royal Bank of Canada(2754383)                 31,679  2,409,079       0.3%
    Russel Metals, Inc.                            8,415    191,246       0.0%
#*  Sabina Gold & Silver Corp.                    10,300     13,638       0.0%
#*  Sandstorm Gold, Ltd.                          22,400    103,630       0.0%
    Saputo, Inc.                                   7,864    254,977       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                SHARES  VALUE++   OF NET ASSETS**
                                                ------ ---------- ---------------
CANADA -- (Continued)
    Savaria Corp.                                1,300 $   16,666       0.0%
#   Secure Energy Services, Inc.                30,395    191,278       0.0%
*   SEMAFO, Inc.                                33,500    103,844       0.0%
    Shaw Communications, Inc. Class B(2591900)  11,120    228,738       0.0%
    Shaw Communications, Inc. Class B(2801836)  24,250    498,429       0.1%
    ShawCor, Ltd.                                8,400    162,511       0.0%
#*  Shopify, Inc. Class A                        2,039    272,472       0.0%
#*  Sierra Wireless, Inc.(2418968)               1,500     25,982       0.0%
*   Sierra Wireless, Inc.(2585259)                 995     17,263       0.0%
    Sleep Country Canada Holdings, Inc.          4,005    109,986       0.0%
    SNC-Lavalin Group, Inc.                     10,549    462,482       0.1%
#*  Spin Master Corp.                            4,765    178,249       0.0%
#   Sprott, Inc.                                15,700     41,575       0.0%
*   SSR Mining, Inc.                             4,994     51,148       0.0%
    Stantec, Inc.(B0G11S1)                       3,009     76,429       0.0%
    Stantec, Inc.(2854238)                       8,658    220,302       0.0%
*   Stars Group, Inc. (The)(BDG1MJ0)            10,557    328,398       0.1%
*   Stars Group, Inc. (The)(BDG1ML2)             3,349    104,321       0.0%
    Stella-Jones, Inc.                           3,643    132,021       0.0%
    Stuart Olson, Inc.                           1,000      5,740       0.0%
    Student Transportation, Inc.                 4,297     32,128       0.0%
    Sun Life Financial, Inc.(2568283)            9,652    398,435       0.1%
    Sun Life Financial, Inc.(2566124)           14,911    615,509       0.1%
#*  SunOpta, Inc.(2817510)                       5,100     34,399       0.0%
*   SunOpta, Inc.(2836634)                       3,796     25,623       0.0%
    Superior Plus Corp.                         22,135    214,463       0.0%
    Tahoe Resources, Inc.(B4WHL92)               1,089      5,478       0.0%
    Tahoe Resources, Inc.(B5B9KV1)              28,404    143,132       0.0%
*   Tamarack Valley Energy, Ltd.                 5,100     14,141       0.0%
*   Taseko Mines, Ltd.                           5,100      6,077       0.0%
    TELUS Corp.                                  4,708    168,490       0.0%
*   Teranga Gold Corp.                           4,340     16,563       0.0%
    TFI International, Inc.                      6,457    186,928       0.0%
#*  Theratechnologies, Inc.                      2,700     19,326       0.0%
#*  TMAC Resources, Inc.                         3,200     18,767       0.0%
    TMX Group, Ltd.                              2,126    128,227       0.0%
*   Torex Gold Resources, Inc.                   8,000     82,246       0.0%
    Toromont Industries, Ltd.                    8,100    354,736       0.1%
    Toronto-Dominion Bank (The)(2042516)        10,509    590,080       0.1%
    Toronto-Dominion Bank (The)(2897222)        32,240  1,810,683       0.2%
    Torstar Corp. Class B                        1,400      2,017       0.0%
    Total Energy Services, Inc.                  9,570    101,516       0.0%
    Transcontinental, Inc. Class A               7,800    164,268       0.0%
*   TransGlobe Energy Corp.                      3,755      6,756       0.0%
*   Trevali Mining Corp.                        30,400     28,176       0.0%
*   Trican Well Service, Ltd.                   57,460    153,054       0.0%
#   Tricon Capital Group, Inc.                  11,200     87,754       0.0%
#*  Trinidad Drilling, Ltd.                     43,458     62,956       0.0%
*   Trisura Group, Ltd.                            600     11,566       0.0%
*   Turquoise Hill Resources, Ltd.              46,127    136,518       0.0%
    Uni-Select, Inc.                             4,519     69,935       0.0%
#   Valener, Inc.                                4,900     76,823       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
CANADA -- (Continued)
    Wajax Corp.                               3,200 $    58,968       0.0%
    West Fraser Timber Co., Ltd.              8,593     582,058       0.1%
*   Western Energy Services Corp.             3,100       2,825       0.0%
    Western Forest Products, Inc.            53,032     114,411       0.0%
    WestJet Airlines, Ltd.                    1,100      19,576       0.0%
    Wheaton Precious Metals Corp.(BDG1S92)   13,665     284,095       0.0%
    Wheaton Precious Metals Corp.(BF13KN5)   11,900     246,999       0.0%
    Winpak, Ltd.                              3,011     111,768       0.0%
#   WSP Global, Inc.                          8,345     413,172       0.1%
*   Xtreme Drilling Corp.                       500         779       0.0%
#   Yamana Gold, Inc.(2237646)                1,399       4,015       0.0%
    Yamana Gold, Inc.(2219279)              137,683     395,693       0.1%
*   Yangarra Resources, Ltd.                  5,600      27,827       0.0%
*   Yellow Pages, Ltd.                        2,947      16,090       0.0%
    ZCL Composites, Inc.                      2,300      21,711       0.0%
                                                    -----------       ---
TOTAL CANADA                                         63,853,177       7.1%
                                                    -----------       ---
DENMARK -- (2.0%)
#*  ALK-Abello A.S.                             414      52,308       0.0%
    Alm Brand A.S.                            7,943      83,944       0.0%
    Ambu A.S. Class B                        11,450     265,539       0.0%
*   Bang & Olufsen A.S.                       3,097      76,233       0.0%
    BankNordik P/F                              744      12,760       0.0%
#*  Bavarian Nordic A.S.                      2,204      60,160       0.0%
    Carlsberg A.S. Class B                    2,542     284,276       0.0%
    Chr Hansen Holding A.S.                  15,827   1,434,701       0.2%
    Coloplast A.S. Class B                    5,064     428,990       0.1%
    Columbus A.S.                            10,720      26,895       0.0%
    Danske Bank A.S.                         29,578   1,029,377       0.1%
#   FLSmidth & Co. A.S.                       5,451     336,695       0.0%
*   Genmab A.S.                               1,286     259,641       0.0%
#   GN Store Nord A.S.                       12,906     453,439       0.1%
    H Lundbeck A.S.                           9,399     544,499       0.1%
#*  H+H International A.S. Class B            1,128      23,877       0.0%
    IC Group A.S.                               953      25,062       0.0%
    ISS A.S.                                 20,580     717,710       0.1%
    Jeudan A.S.                                 126      20,167       0.0%
    Jyske Bank A.S.                           7,753     464,246       0.1%
    Matas A.S.                                4,256      49,014       0.0%
*   Nilfisk Holding A.S.                      3,598     176,197       0.0%
*   NKT A.S.                                  2,878      85,552       0.0%
    NNIT A.S.                                 1,073      29,752       0.0%
    Nordjyske Bank A.S.                       1,141      35,483       0.0%
    Novo Nordisk A.S. Class B               106,340   5,000,948       0.6%
    Novo Nordisk A.S. Sponsored ADR          14,665     688,375       0.1%
    Novozymes A.S. Class B                   15,879     746,518       0.1%
    Orsted A.S.                               2,714     178,678       0.0%
    Pandora A.S.                             13,068   1,451,711       0.2%
    Per Aarsleff Holding A.S.                 2,674     100,120       0.0%
    Ringkjoebing Landbobank A.S.              2,131     128,379       0.0%
    Royal Unibrew A.S.                        5,293     350,450       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       PERCENTAGE
                                 SHARES    VALUE++   OF NET ASSETS**
                                 ------- ----------- ---------------
DENMARK -- (Continued)
    RTX A.S.                         814 $    21,559       0.0%
    Schouw & Co., A.S.             1,372     134,950       0.0%
    SimCorp A.S.                   4,265     309,210       0.0%
    Solar A.S. Class B             1,106      71,368       0.0%
    Spar Nord Bank A.S.            7,126      81,385       0.0%
    Sydbank A.S.                   8,544     315,856       0.0%
*   TK Development A.S.            6,708       7,662       0.0%
    Topdanmark A.S.                7,106     334,193       0.0%
    Tryg A.S.                     13,908     329,184       0.0%
    Vestas Wind Systems A.S.      25,183   1,629,134       0.2%
#*  William Demant Holding A.S.   14,939     582,198       0.1%
#*  Zealand Pharma A.S.            1,645      24,759       0.0%
                                         -----------       ---
TOTAL DENMARK                             19,463,154       2.2%
                                         -----------       ---
FINLAND -- (1.6%)
#   Ahlstrom-Munksjo Oyj           1,090      21,734       0.0%
    Aktia Bank Oyj                 2,985      29,679       0.0%
    Alma Media Oyj                 1,118      10,103       0.0%
#   Amer Sports Oyj               17,288     528,826       0.1%
    Asiakastieto Group Oyj           569      21,619       0.0%
    Aspo Oyj                       1,052      12,079       0.0%
*   BasWare Oyj                      341      16,820       0.0%
#   Bittium Oyj                    1,503       9,784       0.0%
    Cargotec Oyj Class B           5,502     280,232       0.0%
#*  Caverion Oyj                   1,406      11,747       0.0%
    Cramo Oyj                      4,669     109,608       0.0%
    Elisa Oyj                     16,100     711,659       0.1%
    F-Secure Oyj                  12,351      55,043       0.0%
    Fiskars Oyj Abp                2,051      51,043       0.0%
#   Huhtamaki Oyj                 15,017     610,814       0.1%
    Kemira Oyj                    12,159     162,736       0.0%
    Kesko Oyj Class A                985      56,180       0.0%
    Kesko Oyj Class B              9,855     578,683       0.1%
#   Kone Oyj Class B              20,430   1,014,664       0.1%
    Konecranes Oyj                 6,629     270,346       0.0%
    Lassila & Tikanoja Oyj         2,236      44,871       0.0%
    Lehto Group Oyj                2,244      30,686       0.0%
    Metsa Board Oyj               27,075     303,357       0.1%
    Metso Oyj                     13,407     476,489       0.1%
#   Neste Oyj                     19,027   1,602,197       0.2%
    Nokia Oyj(5946455)             4,241      25,469       0.0%
    Nokia Oyj(5902941)           282,246   1,693,536       0.2%
#   Nokia Oyj Sponsored ADR       20,507     123,247       0.0%
    Nokian Renkaat Oyj             7,162     286,565       0.0%
    Olvi Oyj Class A               1,161      38,959       0.0%
#   Oriola Oyj Class B            15,012      50,602       0.0%
    Orion Oyj Class A              1,172      38,527       0.0%
    Orion Oyj Class B             10,131     307,280       0.1%
    Outokumpu Oyj                 36,520     236,350       0.0%
*   Outotec Oyj                   16,733     152,192       0.0%
    Pihlajalinna Oyj                 935      14,850       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                     PERCENTAGE
                                SHARES   VALUE++   OF NET ASSETS**
                                ------ ----------- ---------------
FINLAND -- (Continued)
    Ponsse Oyj                   1,248 $    46,916       0.0%
    Poyry Oyj                      706       4,930       0.0%
    Raisio Oyj Class V          10,725      45,636       0.0%
    Ramirent Oyj                12,770     110,997       0.0%
    Revenio Group Oyj            1,548      24,807       0.0%
    Sampo Oyj Class A           31,122   1,683,129       0.2%
    Sanoma Oyj                  10,217     113,579       0.0%
#   SRV Group OYJ                3,096      10,550       0.0%
#*  Stockmann Oyj Abp Class B    4,541      22,050       0.0%
    Stora Enso Oyj Class R      11,756     231,882       0.0%
    Technopolis Oyj              9,399      43,964       0.0%
    Teleste Oyj                  1,086       8,334       0.0%
    Tieto Oyj                    7,017     251,345       0.0%
#   Tikkurila Oyj                5,551     100,359       0.0%
    Tokmanni Group Corp.         2,643      22,449       0.0%
    UPM-Kymmene Oyj             25,972     926,722       0.1%
    Uponor Oyj                   5,840     101,746       0.0%
    Vaisala Oyj Class A            932      22,922       0.0%
    Valmet Oyj                  15,681     297,252       0.1%
    Wartsila Oyj Abp            51,531   1,094,122       0.1%
    YIT Oyj                     16,541     111,005       0.0%
                                       -----------       ---
TOTAL FINLAND                           15,263,272       1.7%
                                       -----------       ---
FRANCE -- (8.6%)
    ABC Arbitrage                2,990      24,768       0.0%
    Aeroports de Paris           1,834     403,706       0.1%
    Airbus SE                   32,826   3,853,217       0.4%
    Akka Technologies              800      55,761       0.0%
    Albioma SA                   4,748     117,414       0.0%
    Alstom SA                   11,614     528,767       0.1%
    Altamir                      1,314      22,087       0.0%
    Alten SA                     5,086     505,184       0.1%
#   Altran Technologies SA      45,361     700,178       0.1%
#*  Amplitude Surgical SAS       1,872       9,093       0.0%
    Amundi SA                    3,807     323,765       0.0%
*   Antalis International SAS      197         388       0.0%
    April SA                     1,239      22,459       0.0%
    Arkema SA                    7,608     996,607       0.1%
    Assystem                     1,783      60,025       0.0%
    Atos SE                     11,487   1,550,745       0.2%
    Aubay                          830      40,072       0.0%
#   AXA SA                      78,181   2,235,870       0.3%
    AXA SA Sponsored ADR         2,900      82,998       0.0%
    Axway Software SA              559      13,662       0.0%
    Bastide le Confort Medical     245      14,450       0.0%
    Beneteau SA                  2,567      58,004       0.0%
    Bigben Interactive           1,104      18,352       0.0%
    BioMerieux                   4,484     354,474       0.0%
    BNP Paribas SA              39,442   3,044,893       0.4%
    Boiron SA                      887      79,057       0.0%
    Bonduelle SCA                2,021      89,949       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                     SHARES  VALUE++   OF NET ASSETS**
                                                     ------ ---------- ---------------
FRANCE -- (Continued)
#   Bouygues SA                                      12,419 $  633,432       0.1%
    Bureau Veritas SA                                35,620    931,385       0.1%
    Capgemini SE                                      6,139    844,516       0.1%
    Carrefour SA                                     68,480  1,405,031       0.2%
#   Casino Guichard Perrachon SA                      6,846    355,113       0.0%
*   Cegedim SA                                          320     13,575       0.0%
    Chargeurs SA                                      2,377     71,744       0.0%
    Cie des Alpes                                     1,185     42,193       0.0%
    Cie Plastic Omnium SA                             5,502    264,412       0.0%
    CNP Assurances                                   19,063    488,275       0.1%
*   Coface SA                                        12,381    156,862       0.0%
    Credit Agricole SA                               63,901  1,052,280       0.1%
#   Danone SA                                        23,747  1,923,644       0.2%
    Dassault Aviation SA                                 89    177,452       0.0%
    Dassault Systemes SE                              9,830  1,273,869       0.2%
    Dassault Systemes SE Sponsored ADR                1,000    129,070       0.0%
    Derichebourg SA                                   9,552     84,536       0.0%
    Devoteam SA                                         645     68,782       0.0%
    Edenred                                          36,246  1,248,691       0.1%
    Eiffage SA                                       11,094  1,320,536       0.2%
    Elior Group SA                                   10,362    211,582       0.0%
#   Essilor International Cie Generale d'Optique SA   7,402  1,011,029       0.1%
*   Esso SA Francaise                                   533     32,283       0.0%
    Eurofins Scientific SE                            1,241    669,392       0.1%
    Europcar Groupe SA                                5,428     63,237       0.0%
    Eutelsat Communications SA                       34,425    745,542       0.1%
    Exel Industries Class A                             192     24,443       0.0%
    Faurecia SA                                      11,377    929,033       0.1%
*   Fnac Darty SA                                     3,010    322,963       0.0%
    Gaztransport Et Technigaz SA                      1,413     87,600       0.0%
    Getlink                                          19,580    276,312       0.0%
    GL Events                                         1,794     56,508       0.0%
    Groupe Crit                                         565     61,474       0.0%
    Groupe Open                                         640     27,069       0.0%
    Guerbet                                             573     36,321       0.0%
    Haulotte Group SA                                 1,070     21,086       0.0%
    Hermes International                              1,705  1,102,521       0.1%
*   ID Logistics Group                                  200     35,675       0.0%
#   Iliad SA                                          2,406    481,929       0.1%
    Imerys SA                                         2,253    205,637       0.0%
    Ingenico Group SA                                 8,611    753,230       0.1%
    Interparfums SA                                     960     44,373       0.0%
    Ipsen SA                                          3,965    641,801       0.1%
    IPSOS                                             3,921    149,276       0.0%
    Jacquet Metal Service SA                          1,820     70,263       0.0%
    JCDecaux SA                                       3,132    112,239       0.0%
    Kaufman & Broad SA                                1,454     76,599       0.0%
    Kering SA                                         3,503  2,026,471       0.2%
    Korian SA                                         5,352    187,132       0.0%
#   L'Oreal SA                                       15,425  3,714,180       0.4%
    Lagardere SCA                                    19,840    567,446       0.1%
    Laurent-Perrier                                     193     24,386       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                  SHARES   VALUE++   OF NET ASSETS**
                                                                  ------- ---------- ---------------
FRANCE -- (Continued)
    Lectra                                                          2,106 $   54,999       0.0%
    Legrand SA                                                     16,802  1,307,412       0.2%
    Linedata Services                                                 313     12,729       0.0%
    LISI                                                            2,166     79,843       0.0%
    LNA Sante SA                                                      374     24,097       0.0%
    LVMH Moet Hennessy Louis Vuitton SE                            15,812  5,502,763       0.6%
    Maisons France Confort SA                                         226     14,105       0.0%
    Manitou BF SA                                                     582     26,409       0.0%
    Manutan International                                              96      9,630       0.0%
    Mersen SA                                                       1,130     53,094       0.0%
    Metropole Television SA                                         8,229    202,605       0.0%
    MGI Coutier                                                     1,450     50,055       0.0%
    Natixis SA                                                     71,962    591,020       0.1%
    Neopost SA                                                      3,936    106,206       0.0%
    Nexans SA                                                       3,431    180,991       0.0%
    Nexity SA                                                       7,386    461,848       0.1%
*   NRJ Group                                                         962      9,982       0.0%
    Oeneo SA                                                        4,375     52,708       0.0%
#*  Onxeo SA                                                        3,372      5,433       0.0%
    Orange SA                                                     148,795  2,705,036       0.3%
#   Orange SA Sponsored ADR                                         5,900    107,439       0.0%
    Orpea                                                           5,645    723,384       0.1%
*   Parrot SA                                                       1,931     12,846       0.0%
    Pernod Ricard SA                                                3,935    653,548       0.1%
#   Peugeot SA                                                    100,419  2,472,675       0.3%
    Plastivaloire                                                   1,658     37,915       0.0%
    Publicis Groupe SA                                             19,388  1,449,833       0.2%
#   Rallye SA                                                       2,863     44,675       0.0%
#*  Recylex SA                                                        633      8,189       0.0%
    Renault SA                                                     13,720  1,486,994       0.2%
    Rexel SA                                                       61,233    949,219       0.1%
    Robertet SA                                                        26     15,628       0.0%
    Rubis SCA                                                      13,425  1,044,548       0.1%
    Safran SA                                                      14,178  1,662,938       0.2%
    Samse SA                                                            4        855       0.0%
#   Sanofi                                                         25,164  1,989,523       0.2%
    Sartorius Stedim Biotech                                        2,639    246,003       0.0%
    Savencia SA                                                       591     61,214       0.0%
    Schneider Electric SE(B11BPS1)                                    278     25,059       0.0%
    Schneider Electric SE(4834108)                                 18,475  1,674,655       0.2%
#   SCOR SE                                                        26,664  1,081,307       0.1%
    SEB SA                                                          1,533    293,729       0.0%
    Seche Environnement SA                                            246      8,927       0.0%
#*  Sequana SA                                                        986        688       0.0%
#   SES SA                                                         45,800    706,641       0.1%
    Societe BIC SA                                                  2,044    208,544       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco      162     10,271       0.0%
    Societe Generale SA                                            28,144  1,540,286       0.2%
    Societe pour l'Informatique Industrielle                          327      9,854       0.0%
    Sodexo SA                                                       6,736    667,055       0.1%
#*  Solocal Group                                                  73,131     93,866       0.0%
    Somfy SA                                                          360     35,807       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------ ----------- ---------------
FRANCE -- (Continued)
    Sopra Steria Group                         2,883 $   615,399       0.1%
    SPIE SA                                   11,689     264,487       0.0%
*   Ste Industrielle d'Aviation Latecoere SA  11,328      73,402       0.0%
    Stef SA                                      339      41,809       0.0%
    Suez                                      34,554     498,324       0.1%
    Sword Group                                  269      11,763       0.0%
    Synergie SA                                1,600      97,913       0.0%
    Tarkett SA                                 3,836     113,368       0.0%
    Technicolor SA                            28,227      46,321       0.0%
    Teleperformance                            7,266   1,167,663       0.1%
#   Television Francaise 1                    17,258     215,748       0.0%
*   Tessi SA                                      91      19,039       0.0%
    Thales SA                                  8,265   1,047,660       0.1%
    Thermador Groupe                             126      18,163       0.0%
    Total Gabon                                   24       4,520       0.0%
    Trigano SA                                 1,235     232,731       0.0%
*   Ubisoft Entertainment SA                  15,093   1,442,106       0.2%
    Union Financiere de France BQE SA            355      13,124       0.0%
    Valeo SA                                  10,103     675,479       0.1%
*   Valneva SE                                   115         542       0.0%
    Vetoquinol SA                                192      12,169       0.0%
    VIEL & Cie SA                                300       2,008       0.0%
    Vilmorin & Cie SA                            756      53,378       0.0%
#   Vinci SA                                  23,215   2,321,120       0.3%
*   Virbac SA                                    307      47,945       0.0%
#   Vivendi SA                                28,123     741,643       0.1%
    Vranken-Pommery Monopole SA                  215       6,155       0.0%
*   Worldline SA                               4,754     239,772       0.0%
                                                     -----------       ---
TOTAL FRANCE                                          83,259,206       9.3%
                                                     -----------       ---
GERMANY -- (7.0%)
    1&1 Drillisch AG                           3,292     238,021       0.0%
    Aareal Bank AG                             7,180     359,136       0.1%
    Adidas AG                                 14,149   3,477,391       0.4%
*   ADLER Real Estate AG                       2,634      48,936       0.0%
    ADO Properties SA                            635      34,906       0.0%
#*  ADVA Optical Networking SE                 6,929      47,579       0.0%
*   AIXTRON SE                                 8,041     114,132       0.0%
    Allgeier SE                                  500      15,894       0.0%
    Allianz SE                                15,906   3,762,148       0.4%
    Allianz SE Sponsored ADR                  10,000     236,600       0.0%
    Amadeus Fire AG                            1,033     113,209       0.0%
    Aroundtown SA                             15,839     126,766       0.0%
    Atoss Software AG                            148      15,872       0.0%
    Aurubis AG                                 6,757     603,834       0.1%
    Axel Springer SE                           7,423     608,037       0.1%
    BASF SE                                   37,776   3,930,344       0.5%
    Basler AG                                    178      36,455       0.0%
    Bauer AG                                   1,372      42,699       0.0%
    Bayerische Motoren Werke AG               18,274   2,031,738       0.2%
    BayWa AG                                   2,006      70,049       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
GERMANY -- (Continued)
    Bechtle AG                                         2,427 $  204,961       0.0%
    Beiersdorf AG                                      5,226    591,260       0.1%
    Bertrandt AG                                         737     82,234       0.0%
    Bijou Brigitte AG                                    249     14,282       0.0%
    Bilfinger SE                                       4,468    212,644       0.0%
    Borussia Dortmund GmbH & Co. KGaA                  8,658     57,219       0.0%
    Brenntag AG                                       19,612  1,123,218       0.1%
    CANCOM SE                                          1,080    126,577       0.0%
    Carl Zeiss Meditec AG                              1,743    118,545       0.0%
    CECONOMY AG                                       19,030    213,247       0.0%
    CENIT AG                                             504     12,471       0.0%
    CENTROTEC Sustainable AG                             845     13,556       0.0%
    Cewe Stiftung & Co. KGAA                             719     73,603       0.0%
    Comdirect Bank AG                                  2,270     34,815       0.0%
*   Commerzbank AG                                    59,382    765,050       0.1%
    CompuGroup Medical SE                              4,307    224,393       0.0%
    Continental AG                                     2,979    793,411       0.1%
    Covestro AG                                       11,781  1,070,478       0.1%
    CropEnergies AG                                    1,674     10,324       0.0%
    CTS Eventim AG & Co. KGaA                          5,204    243,372       0.0%
    Daimler AG                                        53,410  4,198,990       0.5%
    Delticom AG                                           86      1,007       0.0%
    Deutsche Bank AG(D18190898)                       30,192    412,423       0.1%
    Deutsche Bank AG(5750355)                         28,276    386,571       0.1%
    Deutsche Beteiligungs AG                           1,219     54,151       0.0%
    Deutsche Boerse AG                                 8,351  1,123,118       0.1%
    Deutsche EuroShop AG                               5,006    179,918       0.0%
    Deutsche Pfandbriefbank AG                         6,342    102,589       0.0%
    Deutsche Post AG                                  25,956  1,126,605       0.1%
    Deutsche Telekom AG                              102,050  1,786,244       0.2%
    Deutsche Telekom AG Sponsored ADR                  6,013    105,468       0.0%
    Deutsche Wohnen SE                                18,071    852,870       0.1%
    Deutz AG                                          10,056     97,152       0.0%
*   Dialog Semiconductor P.L.C.                        9,794    208,500       0.0%
    DIC Asset AG                                       6,925     85,203       0.0%
*   Diebold Nixdorf AG                                   702     55,757       0.0%
    DMG Mori AG                                        2,478    142,755       0.0%
    Dr Hoenle AG                                         323     28,018       0.0%
    Draegerwerk AG & Co. KGaA                            245     15,052       0.0%
    Duerr AG                                           3,341    331,569       0.0%
    Eckert & Ziegler AG                                  531     23,333       0.0%
    ElringKlinger AG                                   2,297     41,527       0.0%
*   Euromicron AG                                      1,190     10,041       0.0%
    Evonik Industries AG                               4,699    166,956       0.0%
    Ferratum Oyj                                         315     10,141       0.0%
    Fielmann AG                                        1,754    144,037       0.0%
*   First Sensor AG                                      411     11,583       0.0%
    Fraport AG Frankfurt Airport Services Worldwide    2,375    229,842       0.0%
    Freenet AG                                        11,211    355,880       0.1%
    Fresenius Medical Care AG & Co. KGaA              12,693  1,287,968       0.2%
    Fresenius Medical Care AG & Co. KGaA ADR           6,891    348,478       0.1%
    Fresenius SE & Co. KGaA                           19,690  1,499,477       0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                   SHARES  VALUE++   OF NET ASSETS**
                                                   ------ ---------- ---------------
GERMANY -- (Continued)
    Fuchs Petrolub SE                               3,661 $  188,104       0.0%
    GEA Group AG                                   10,469    408,742       0.1%
    Gerry Weber International AG                    3,580     34,102       0.0%
    Gesco AG                                          633     21,627       0.0%
    GFT Technologies SE                             1,964     31,029       0.0%
    Grammer AG                                      1,702    109,661       0.0%
    GRENKE AG                                         848     99,979       0.0%
*   H&R GmbH & Co. KGaA                             1,557     22,900       0.0%
    Hamburger Hafen und Logistik AG                 2,202     52,875       0.0%
    Hannover Rueck SE                               2,367    332,435       0.1%
*   Hapag-Lloyd AG                                    464     19,863       0.0%
*   Heidelberger Druckmaschinen AG                 39,527    146,838       0.0%
    Hella GmbH & Co KGaA                            4,546    280,399       0.0%
    Henkel AG & Co. KGaA                            2,913    346,774       0.1%
    Hochtief AG                                       983    179,365       0.0%
*   HolidayCheck Group AG                           3,765     12,731       0.0%
    Hornbach Baumarkt AG                            1,036     34,851       0.0%
    Hugo Boss AG                                    7,538    706,655       0.1%
    Indus Holding AG                                2,903    207,760       0.0%
    Innogy SE                                      23,624  1,038,042       0.1%
    Isra Vision AG                                    247     54,392       0.0%
    Jenoptik AG                                     4,264    154,691       0.0%
    K+S AG                                         24,234    711,744       0.1%
    KION Group AG                                  10,357    863,304       0.1%
    Kloeckner & Co. SE                             10,797    131,606       0.0%
    Koenig & Bauer AG                               1,638    134,437       0.0%
    Krones AG                                       1,684    215,737       0.0%
    KWS Saat SE                                       254     91,652       0.0%
    Lanxess AG                                      5,975    442,594       0.1%
    LEG Immobilien AG                               6,241    719,607       0.1%
    Leifheit AG                                       566     16,621       0.0%
    Leoni AG                                        3,795    237,671       0.0%
*   LPKF Laser & Electronics AG                     1,858     16,700       0.0%
    MAN SE                                            959    110,537       0.0%
*   Manz AG                                           207      8,472       0.0%
    Merck KGaA                                      3,946    385,485       0.1%
    METRO AG                                       29,679    429,369       0.1%
    MLP SE                                          7,307     44,157       0.0%
    MTU Aero Engines AG                             7,483  1,287,156       0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG   5,922  1,355,322       0.2%
    Nemetschek SE                                   2,065    247,463       0.0%
    Nexus AG                                          714     23,864       0.0%
#*  Nordex SE                                       6,250     71,606       0.0%
    Norma Group SE                                  4,205    308,328       0.0%
    OHB SE                                            906     40,225       0.0%
    OSRAM Licht AG                                  4,737    272,352       0.0%
    paragon AG                                        163     10,435       0.0%
*   Patrizia Immobilien AG                          4,308     85,996       0.0%
    Pfeiffer Vacuum Technology AG                     587     86,846       0.0%
    PNE Wind AG                                     7,350     21,789       0.0%
    ProSiebenSat.1 Media SE                        42,163  1,529,591       0.2%
    Puma SE                                            82     39,928       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                       SHARES  VALUE++   OF NET ASSETS**
                                       ------ ---------- ---------------
GERMANY -- (Continued)
*   QIAGEN NV(BYXS699)                 11,715 $  383,208       0.1%
*   QIAGEN NV(N72482123)                2,224     72,753       0.0%
    QSC AG                             15,912     31,558       0.0%
    R Stahl AG                            392     13,707       0.0%
    Rational AG                           365    228,275       0.0%
    Rheinmetall AG                      4,774    623,872       0.1%
    RHOEN-KLINIKUM AG                   1,767     57,778       0.0%
    RIB Software SE                     2,262     59,942       0.0%
    RTL Group SA                        3,251    267,523       0.0%
    S&T AG                              4,187    107,481       0.0%
    SAF-Holland SA                      3,010     56,046       0.0%
    Salzgitter AG                       2,552    140,145       0.0%
    SAP SE                              8,509    945,397       0.1%
    SAP SE Sponsored ADR               13,842  1,534,109       0.2%
*   Schaltbau Holding AG                  458     14,188       0.0%
    Schloss Wachenheim AG                 848     20,698       0.0%
    Scout24 AG                          5,653    292,136       0.0%
    Secunet Security Networks AG          212     25,068       0.0%
    SHW AG                                515     21,990       0.0%
    Siemens AG                         19,595  2,488,464       0.3%
    Siemens AG Sponsored ADR            5,574    353,615       0.1%
    Sixt Leasing SE                     2,338     50,198       0.0%
    Sixt SE                             2,221    261,345       0.0%
    SMA Solar Technology AG               983     60,415       0.0%
    Software AG                         4,198    206,367       0.0%
    Stabilus SA                         1,358    122,077       0.0%
    STRATEC Biomedical AG                 318     28,998       0.0%
    Stroeer SE & Co. KGaA               4,817    352,579       0.1%
*   SUESS MicroTec SE                   1,680     25,816       0.0%
    Symrise AG                         21,445  1,733,437       0.2%
    TAG Immobilien AG                  14,845    313,704       0.0%
    Takkt AG                            3,790     78,287       0.0%
*   Talanx AG                           3,665    165,127       0.0%
    Technotrans AG                        328     16,582       0.0%
*   Tele Columbus AG                      755      6,926       0.0%
    Telefonica Deutschland Holding AG  24,812    118,416       0.0%
    ThyssenKrupp AG                     7,315    190,268       0.0%
    TLG Immobilien AG                   7,829    225,231       0.0%
*   Tom Tailor Holding SE               4,194     45,169       0.0%
    Uniper SE                          10,469    323,693       0.0%
    United Internet AG                 11,451    740,165       0.1%
    VERBIO Vereinigte BioEnergie AG     3,351     16,128       0.0%
    Vonovia SE                         27,756  1,390,720       0.2%
*   Vossloh AG                            778     39,400       0.0%
    VTG AG                                871     49,688       0.0%
    Wacker Chemie AG                    1,909    343,052       0.1%
    Wacker Neuson SE                    2,754     88,598       0.0%
    Washtec AG                            816     78,437       0.0%
    Wirecard AG                         4,449    601,954       0.1%
    Wuestenrot & Wuerttembergische AG   3,204     77,206       0.0%
    XING SE                               292     90,511       0.0%
*   Zalando SE                          2,748    141,403       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                       ------- ----------- ---------------
GERMANY -- (Continued)
    Zeal Network SE                                        920 $    29,702       0.0%
                                                               -----------       ---
TOTAL GERMANY                                                   67,496,590       7.5%
                                                               -----------       ---
HONG KONG -- (2.1%)
    Aeon Credit Service Asia Co., Ltd.                  28,000      22,689       0.0%
    AIA Group, Ltd.                                    497,000   4,441,787       0.5%
    Allied Properties HK, Ltd.                         150,000      29,890       0.0%
    Alltronics Holdings, Ltd.                           32,000      10,248       0.0%
    APT Satellite Holdings, Ltd.                        29,250      13,855       0.0%
    Asia Satellite Telecommunications Holdings, Ltd.     3,000       2,364       0.0%
#   Asia Standard International Group, Ltd.             80,000      19,178       0.0%
    ASM Pacific Technology, Ltd.                        23,200     317,917       0.1%
#   Associated International Hotels, Ltd.                4,000      12,620       0.0%
    Bank of East Asia, Ltd. (The)                       27,983     122,875       0.0%
*   Beijing Gas Blue Sky Holdings, Ltd.                176,000      11,405       0.0%
#   BOC Aviation, Ltd.                                  11,900      69,577       0.0%
    BOC Hong Kong Holdings, Ltd.                       139,000     718,564       0.1%
    BOE Varitronix, Ltd.                                23,000      11,065       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.   72,000      23,468       0.0%
*   Brightoil Petroleum Holdings, Ltd.                 229,000      32,824       0.0%
    Cathay Pacific Airways, Ltd.                        45,000      72,252       0.0%
    Century City International Holdings, Ltd.          232,000      22,065       0.0%
    China Motor Bus Co., Ltd.                            1,000      12,526       0.0%
#*  China Strategic Holdings, Ltd.                     665,000       7,079       0.0%
#   Chinese Estates Holdings, Ltd.                      26,000      38,671       0.0%
    Chong Hing Bank, Ltd.                                6,000      12,128       0.0%
    Chow Sang Sang Holdings International, Ltd.         24,000      52,689       0.0%
    Chow Tai Fook Jewellery Group, Ltd.                 54,000      69,620       0.0%
    Chuang's Consortium International, Ltd.             92,000      20,767       0.0%
    CITIC Telecom International Holdings, Ltd.         159,000      46,834       0.0%
    CK Asset Holdings, Ltd.                             76,000     656,105       0.1%
    CK Hutchison Holdings, Ltd.                         89,204   1,054,824       0.1%
    CK Life Sciences Intl Holdings, Inc.               286,000      20,648       0.0%
    CNQC International Holdings, Ltd.                   37,500      13,619       0.0%
#   Convenience Retail Asia, Ltd.                       66,000      31,039       0.0%
*   Convoy Global Holdings, Ltd.                       528,000       8,429       0.0%
#   Cowell e Holdings, Inc.                             52,000      11,920       0.0%
#   Cross-Harbour Holdings, Ltd. (The)                   9,000      14,863       0.0%
#   CSI Properties, Ltd.                               600,000      38,771       0.0%
    CW Group Holdings, Ltd.                             85,500      13,099       0.0%
    Dah Sing Banking Group, Ltd.                        33,200      78,839       0.0%
    Dah Sing Financial Holdings, Ltd.                   15,600     104,172       0.0%
    Dickson Concepts International, Ltd.                 6,500       2,376       0.0%
    Eagle Nice International Holdings, Ltd.             24,000      11,206       0.0%
    Emperor Capital Group, Ltd.                        240,000      18,496       0.0%
    Emperor International Holdings, Ltd.               106,000      32,155       0.0%
    Emperor Watch & Jewellery, Ltd.                    200,000      13,696       0.0%
    Enerchina Holdings, Ltd.                           144,000       8,200       0.0%
#*  Esprit Holdings, Ltd.                              181,400      62,677       0.0%
#   Fairwood Holdings, Ltd.                              4,500      17,161       0.0%
    Far East Consortium International, Ltd.             55,000      31,409       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                            SHARES   VALUE++  OF NET ASSETS**
                                                           --------- -------- ---------------
HONG KONG -- (Continued)
#   FIH Mobile, Ltd.                                         224,000 $ 38,403       0.0%
*   First Shanghai Investments, Ltd.                         112,000   11,702       0.0%
    Fountain SET Holdings, Ltd.                              100,000   15,379       0.0%
*   Freeman FinTech Corp., Ltd.                              240,000   35,599       0.0%
*   GCL New Energy Holdings, Ltd.                          1,114,000   61,789       0.0%
#   Genting Hong Kong, Ltd.                                   96,000   17,611       0.0%
    Get Nice Holdings, Ltd.                                  552,000   20,309       0.0%
    Giordano International, Ltd.                             170,000  103,883       0.0%
*   Global Brands Group Holding, Ltd.                        621,360   30,620       0.0%
    Glorious Sun Enterprises, Ltd.                            21,000    2,318       0.0%
#*  Gold-Finance Holdings, Ltd.                               44,000   17,466       0.0%
    Goodbaby International Holdings, Ltd.                     21,000   13,329       0.0%
    Great Eagle Holdings, Ltd.                                 6,000   30,308       0.0%
    Guoco Group, Ltd.                                          4,000   53,091       0.0%
#   Guotai Junan International Holdings, Ltd.                152,000   45,415       0.0%
    Haitong International Securities Group, Ltd.             138,160   80,539       0.0%
    Hang Seng Bank, Ltd.                                      23,800  602,852       0.1%
    Hanison Construction Holdings, Ltd.                       17,806    3,237       0.0%
    Harbour Centre Development, Ltd.                           9,000   16,705       0.0%
    Henderson Land Development Co., Ltd.                      44,000  278,984       0.1%
    HKBN, Ltd.                                               116,500  163,116       0.0%
    HKR International, Ltd.                                   48,800   29,692       0.0%
    HKT Trust & HKT, Ltd.                                    347,000  456,543       0.1%
    Hon Kwok Land Investment Co., Ltd.                        26,000   14,766       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                   2,800   15,968       0.0%
#   Hong Kong Exchanges & Clearing, Ltd.                      23,480  760,623       0.1%
#   Hongkong & Shanghai Hotels, Ltd. (The)                    38,500   58,350       0.0%
    Hongkong Chinese, Ltd.                                    58,000   10,111       0.0%
*   Hsin Chong Group Holdings, Ltd.                          110,000      919       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.    176,000   64,692       0.0%
    Hysan Development Co., Ltd.                               29,000  168,785       0.0%
*   I-CABLE Communications, Ltd.                              80,392    1,710       0.0%
    IGG, Inc.                                                 87,000  130,839       0.0%
    IT, Ltd.                                                  24,000   11,647       0.0%
    ITC Properties Group, Ltd.                                12,000    4,227       0.0%
    Johnson Electric Holdings, Ltd.                           40,000  139,261       0.0%
    Karrie International Holdings, Ltd.                       74,000   11,000       0.0%
    Kerry Logistics Network, Ltd.                             32,000   48,865       0.0%
    Kerry Properties, Ltd.                                    50,000  239,026       0.0%
#   Kingston Financial Group, Ltd.                           380,000  195,595       0.0%
    Kowloon Development Co., Ltd.                             33,000   37,175       0.0%
    L'Occitane International SA                               28,000   51,939       0.0%
    Lai Sun Development Co., Ltd.                             30,600   47,278       0.0%
    Lai Sun Garment International, Ltd.                        6,000    8,632       0.0%
*   Landing International Development, Ltd.                1,740,000   39,453       0.0%
    Li & Fung, Ltd.                                        1,061,360  533,782       0.1%
    Lifestyle International Holdings, Ltd.                    36,500   68,230       0.0%
    Liu Chong Hing Investment, Ltd.                           14,000   22,510       0.0%
    Luk Fook Holdings International, Ltd.                     37,000  154,650       0.0%
    Lung Kee Bermuda Holdings                                 18,000    9,318       0.0%
#   Man Wah Holdings, Ltd.                                   151,600  112,120       0.0%
*   Master Glory Group, Ltd.                                 260,000    2,479       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                            SHARES  VALUE++  OF NET ASSETS**
                                                            ------- -------- ---------------
HONG KONG -- (Continued)
    Melco International Development, Ltd.                    92,000 $340,615       0.1%
    Melco Resorts & Entertainment, Ltd. ADR                   1,858   57,988       0.0%
    MGM China Holdings, Ltd.                                 55,200  151,379       0.0%
    Microport Scientific Corp.                               27,000   31,442       0.0%
*   Midland Holdings, Ltd.                                   18,000    4,884       0.0%
*   Midland IC&I, Ltd.                                        9,000      378       0.0%
#   Miramar Hotel & Investment                               11,000   21,564       0.0%
    Modern Dental Group, Ltd.                                 3,000      859       0.0%
    MTR Corp., Ltd.                                          21,000  117,994       0.0%
    NagaCorp, Ltd.                                          330,000  341,169       0.1%
    Nameson Holdings, Ltd.                                   26,000    5,164       0.0%
*   NEW Concepts Holdings, Ltd.                              12,000    5,944       0.0%
    New World Development Co., Ltd.                          57,000   83,592       0.0%
*   Newocean Energy Holdings, Ltd.                          164,000   38,198       0.0%
#   NWS Holdings, Ltd.                                       72,242  142,448       0.0%
    OP Financial, Ltd.                                       80,000   31,917       0.0%
    Oriental Watch Holdings                                  44,000   14,397       0.0%
    Pacific Textiles Holdings, Ltd.                          92,000   84,164       0.0%
    Paliburg Holdings, Ltd.                                  52,000   22,733       0.0%
    PC Partner Group, Ltd.                                   30,000   19,995       0.0%
    PCCW, Ltd.                                              533,000  329,475       0.1%
    Pico Far East Holdings, Ltd.                             70,000   28,444       0.0%
    Playmates Holdings, Ltd.                                 90,000   12,335       0.0%
    Power Assets Holdings, Ltd.                              66,000  491,095       0.1%
    Prada SpA                                                19,500   99,066       0.0%
    Public Financial Holdings, Ltd.                          50,000   21,416       0.0%
    Regal Hotels International Holdings, Ltd.                12,000    8,034       0.0%
#   Regina Miracle International Holdings, Ltd.              43,000   36,895       0.0%
    SA SA International Holdings, Ltd.                      105,000   65,150       0.0%
    Samsonite International SA                              106,200  480,381       0.1%
    SEA Holdings, Ltd.                                       13,170   21,748       0.0%
    Singamas Container Holdings, Ltd.                        96,000   15,292       0.0%
    Sitoy Group Holdings, Ltd.                               15,000    3,214       0.0%
    SJM Holdings, Ltd.                                      105,000  105,171       0.0%
#   SmarTone Telecommunications Holdings, Ltd.               47,500   50,218       0.0%
#*  Solartech International Holdings, Ltd.                  180,000   28,861       0.0%
#   Soundwill Holdings, Ltd.                                  4,500    8,005       0.0%
    Stella International Holdings, Ltd.                      24,000   28,281       0.0%
#*  Summit Ascent Holdings, Ltd.                             60,000    7,168       0.0%
    Sun Hung Kai & Co., Ltd.                                 50,000   30,847       0.0%
    Sun Hung Kai Properties, Ltd.                            53,207  856,868       0.1%
    Swire Properties, Ltd.                                   21,200   75,249       0.0%
    TAI Cheung Holdings, Ltd.                                16,000   17,623       0.0%
    Tao Heung Holdings, Ltd.                                 83,000   15,088       0.0%
    Techtronic Industries Co., Ltd.                          83,500  489,159       0.1%
#   Television Broadcasts, Ltd.                              32,100  101,871       0.0%
    Texwinca Holdings, Ltd.                                  78,000   39,217       0.0%
#*  Tom Group, Ltd.                                          98,000   27,344       0.0%
    Tradelink Electronic Commerce, Ltd.                      62,000   10,543       0.0%
    Transport International Holdings, Ltd.                   16,400   49,689       0.0%
*   Trinity, Ltd.                                            12,000    1,212       0.0%
#*  United Laboratories International Holdings, Ltd. (The)   34,000   36,885       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                     ------- ----------- ---------------
HONG KONG -- (Continued)
*   Value Convergence Holdings, Ltd.                  44,000 $     7,660       0.0%
    Value Partners Group, Ltd.                        44,000      41,620       0.0%
*   Victory City International Holdings, Ltd.         41,042         562       0.0%
    Vitasoy International Holdings, Ltd.              62,000     164,417       0.0%
    VSTECS Holdings, Ltd.                             74,400      38,818       0.0%
    VTech Holdings, Ltd.                              13,000     158,291       0.0%
    Wharf Holdings, Ltd. (The)                        70,000     232,880       0.0%
    Wharf Real Estate Investment Co., Ltd.            38,000     284,914       0.1%
    Wheelock & Co., Ltd.                              73,000     541,602       0.1%
                                                             -----------       ---
TOTAL HONG KONG                                               20,130,933       2.3%
                                                             -----------       ---
IRELAND -- (0.5%)
    AIB Group P.L.C.                                   1,637       9,756       0.0%
    Bank of Ireland Group P.L.C.                      74,199     665,669       0.1%
    C&C Group P.L.C.(B010DT8)                          1,711       6,510       0.0%
    C&C Group P.L.C.(B011Y09)                         28,662     107,751       0.0%
    Datalex P.L.C.                                     3,175      10,090       0.0%
    FBD Holdings P.L.C.                                1,875      26,615       0.0%
    Glanbia P.L.C.                                    12,734     215,081       0.0%
*   Kenmare Resources P.L.C.                               5          14       0.0%
    Kerry Group P.L.C. Class A                         4,912     500,730       0.1%
    Kingspan Group P.L.C.                             21,061     953,408       0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                7,464     738,646       0.1%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                  284      28,021       0.0%
    Smurfit Kappa Group P.L.C.                        32,904   1,402,632       0.1%
                                                             -----------       ---
TOTAL IRELAND                                                  4,664,923       0.5%
                                                             -----------       ---
ISRAEL -- (0.4%)
*   ADO Group, Ltd.                                    1,114      20,311       0.0%
*   Africa Israel Properties, Ltd.                       860      19,824       0.0%
*   Airport City, Ltd.                                 7,280      83,115       0.0%
    Albaad Massuot Yitzhak, Ltd.                         659       8,678       0.0%
    Alrov Properties and Lodgings, Ltd.                  593      20,025       0.0%
    Amot Investments, Ltd.                            10,828      53,362       0.0%
    Arad, Ltd.                                         1,164      10,636       0.0%
*   Arko Holdings, Ltd.                               28,181      16,753       0.0%
    Azrieli Group, Ltd.                                1,545      70,672       0.0%
    Bank Leumi Le-Israel BM                           84,829     500,461       0.1%
    Bayside Land Corp.                                    67      29,073       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.  111,657     140,859       0.0%
    Big Shopping Centers, Ltd.                           450      28,890       0.0%
    Blue Square Real Estate, Ltd.                        276       9,876       0.0%
*   Brack Capital Properties NV                          125      13,928       0.0%
*   Cellcom Israel, Ltd.                               7,235      49,308       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.          2,798      43,782       0.0%
*   Compugen, Ltd.                                     1,357       4,781       0.0%
    Delek Automotive Systems, Ltd.                     4,240      30,409       0.0%
    Delek Group, Ltd.                                    468      69,950       0.0%
    Delta-Galil Industries, Ltd.                       1,210      34,616       0.0%
    Direct Insurance Financial Investments, Ltd.       1,839      22,397       0.0%
    Elbit Systems, Ltd.(2311614)                         447      51,682       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                            SHARES   VALUE++   OF NET ASSETS**
                                                            ------- ---------- ---------------
ISRAEL -- (Continued)
    Elbit Systems, Ltd.(6308913)                                747 $   86,096       0.0%
    Electra Consumer Products 1970, Ltd.                        508      7,308       0.0%
    Electra, Ltd.                                               199     49,897       0.0%
*   Evogene, Ltd.                                             1,229      3,726       0.0%
    First International Bank Of Israel, Ltd.                  5,867    120,945       0.0%
    FMS Enterprises Migun, Ltd.                                 305      9,162       0.0%
    Formula Systems 1985, Ltd.                                  947     32,565       0.0%
    Fox Wizel, Ltd.                                             800     13,866       0.0%
    Frutarom Industries, Ltd.                                 3,334    318,705       0.1%
*   Gilat Satellite Networks, Ltd.                            1,309     11,054       0.0%
    Ham-Let Israel-Canada, Ltd.                                 723     15,443       0.0%
    Harel Insurance Investments & Financial Services, Ltd.   13,569     98,497       0.0%
    Hilan, Ltd.                                                 555     12,128       0.0%
    IDI Insurance Co., Ltd.                                     731     44,005       0.0%
    Inrom Construction Industries, Ltd.                       3,619     15,222       0.0%
    Israel Chemicals, Ltd.                                   34,718    155,150       0.1%
    Israel Land Development Co., Ltd. (The)                   1,502     15,404       0.0%
*   Jerusalem Oil Exploration                                 1,349     75,744       0.0%
    Kerur Holdings, Ltd.                                        668     18,451       0.0%
    Matrix IT, Ltd.                                           3,710     40,827       0.0%
    Maytronics, Ltd.                                          5,335     25,452       0.0%
*   Mazor Robotics, Ltd. Sponsored ADR                          632     33,566       0.0%
    Melisron, Ltd.                                            2,595    105,956       0.0%
    Menora Mivtachim Holdings, Ltd.                           3,350     37,516       0.0%
    Migdal Insurance & Financial Holding, Ltd.               44,498     43,580       0.0%
    Mivtach Shamir Holdings, Ltd.                               525     10,417       0.0%
    Mizrahi Tefahot Bank, Ltd.                                  833     15,225       0.0%
    Neto ME Holdings, Ltd.                                      139     12,270       0.0%
*   Nice, Ltd. Sponsored ADR                                  2,026    192,814       0.1%
*   Nice, Ltd.                                                1,194    113,117       0.0%
*   Nova Measuring Instruments, Ltd.                          2,946     78,191       0.0%
*   NR Spuntech Industries, Ltd.                              3,315      8,673       0.0%
    Oil Refineries, Ltd.                                    205,976     89,127       0.0%
*   Partner Communications Co., Ltd.                         10,633     43,795       0.0%
    Paz Oil Co., Ltd.                                           635     93,028       0.0%
*   Phoenix Holdings, Ltd. (The)                              8,529     43,526       0.0%
    Plasson Industries, Ltd.                                    227     10,551       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.        546     24,948       0.0%
    Scope Metals Group, Ltd.                                    502     13,201       0.0%
    Shapir Engineering and Industry, Ltd.                     9,380     30,147       0.0%
    Shikun & Binui, Ltd.                                     24,323     41,222       0.0%
    Shufersal, Ltd.                                           8,890     50,892       0.0%
*   SodaStream International, Ltd.                              691     65,114       0.0%
    Summit Real Estate Holdings, Ltd.                         1,386     12,462       0.0%
#   Teva Pharmaceutical Industries, Ltd. Sponsored ADR       18,966    341,009       0.1%
*   Union Bank of Israel                                      2,519     12,939       0.0%
                                                                    ----------       ---
TOTAL ISRAEL                                                         4,026,321       0.5%
                                                                    ----------       ---
ITALY -- (2.8%)
    ACEA SpA                                                  7,347    128,894       0.0%
    Amplifon SpA                                              7,609    142,142       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ITALY -- (Continued)
    Anima Holding SpA                         26,948 $  193,350       0.0%
*   Ansaldo STS SpA                           12,460    186,416       0.0%
*   Arnoldo Mondadori Editore SpA             17,537     34,301       0.0%
    Ascopiave SpA                              6,766     27,755       0.0%
    Assicurazioni Generali SpA               121,247  2,446,637       0.3%
#   Astaldi SpA                                6,533     18,519       0.0%
    Atlantia SpA                              25,480    843,384       0.1%
    Autogrill SpA                              9,351    119,175       0.0%
#   Azimut Holding SpA                        12,753    267,749       0.0%
    Banca Generali SpA                         6,381    206,994       0.0%
    Banca IFIS SpA                             3,287    129,501       0.0%
#   Banca Mediolanum SpA                      23,745    190,304       0.0%
#*  Banca Monte dei Paschi di Siena SpA          519      1,675       0.0%
    Banca Popolare di Sondrio SCPA            39,230    185,341       0.0%
    Banca Sistema SpA                          7,802     21,430       0.0%
#*  Banco BPM SpA                            189,067    685,810       0.1%
    Banco di Desio e della Brianza SpA         2,917      8,351       0.0%
    BasicNet SpA                               3,053     14,240       0.0%
#   BE                                         8,991     10,059       0.0%
    Biesse SpA                                 1,260     66,368       0.0%
#   BPER Banca                                71,132    410,608       0.1%
    Brunello Cucinelli SpA                     3,315    110,108       0.0%
#   Cairo Communication SpA                    7,543     34,014       0.0%
#*  Carraro SpA                                4,563     17,149       0.0%
    Cembre SpA                                   378     11,407       0.0%
    CIR-Compagnie Industriali Riunite SpA     32,447     42,655       0.0%
    CNH Industrial NV                        117,575  1,446,707       0.2%
    Credito Emiliano SpA                       7,937     69,800       0.0%
    Danieli & C Officine Meccaniche SpA        1,273     35,011       0.0%
    Davide Campari-Milano SpA                 42,820    320,762       0.0%
    De' Longhi SpA                             4,772    142,658       0.0%
    DeA Capital SpA                           16,227     29,362       0.0%
    DiaSorin SpA                               2,022    190,524       0.0%
    Ei Towers SpA                              1,764    102,100       0.0%
    El.En. SpA                                   545     21,449       0.0%
    Enav SpA                                  17,659     96,255       0.0%
    Esprinet SpA                               1,834      9,665       0.0%
    Falck Renewables SpA                      27,062     65,516       0.0%
    Ferrari NV(BZ1GMK5)                          883    108,326       0.0%
#   Ferrari NV(BD6G507)                        6,840    839,060       0.1%
    Fiat Chrysler Automobiles NV(BRJFWP3)     96,269  2,138,979       0.3%
    Fiat Chrysler Automobiles NV(N31738102)   12,405    270,801       0.0%
#   Fila SpA                                   1,463     30,780       0.0%
*   Fincantieri SpA                           46,819     73,564       0.0%
    FinecoBank Banca Fineco SpA               34,671    412,854       0.1%
    FNM SpA                                   13,074     10,571       0.0%
#*  GEDI Gruppo Editoriale SpA                14,144      7,174       0.0%
#   Geox SpA                                   8,302     27,923       0.0%
    Gruppo MutuiOnline SpA                     1,542     29,590       0.0%
    Hera SpA                                 105,435    389,779       0.1%
    IMA Industria Macchine Automatiche SpA     2,778    269,564       0.0%
*   IMMSI SpA                                 13,995     10,174       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                   --------- ---------- ---------------
ITALY -- (Continued)
    Infrastrutture Wireless Italiane SpA               7,680 $   61,815       0.0%
#*  Intek Group SpA                                    9,436      3,588       0.0%
    Interpump Group SpA                                6,736    213,982       0.0%
    Intesa Sanpaolo SpA                              422,407  1,606,817       0.2%
    Iren SpA                                          31,697     96,302       0.0%
    Italgas SpA                                       46,772    302,667       0.0%
    Italmobiliare SpA                                    140      3,800       0.0%
#*  Juventus Football Club SpA                        34,846     26,437       0.0%
    La Doria SpA                                       1,145     16,697       0.0%
    Leonardo SpA                                      41,109    474,998       0.1%
    Luxottica Group SpA                                9,603    599,088       0.1%
#   Maire Tecnimont SpA                               14,351     72,939       0.0%
    MARR SpA                                           3,444    103,900       0.0%
    Massimo Zanetti Beverage Group SpA                 1,174     10,273       0.0%
#*  Mediaset SpA                                     106,584    422,915       0.1%
    Mediobanca Banca di Credito Finanziario SpA       78,293    948,717       0.1%
    Moncler SpA                                       29,232  1,317,541       0.2%
#*  Mondo TV SpA                                       3,025     16,234       0.0%
*   Openjobmetis SpA agenzia per il lavoro             1,095     15,908       0.0%
    OVS SpA                                           18,316     77,795       0.0%
    Parmalat SpA                                      19,985     72,871       0.0%
    Piaggio & C SpA                                    7,738     20,300       0.0%
#   Poste Italiane SpA                                29,995    292,856       0.0%
    Prima Industrie SpA                                  680     33,643       0.0%
    Prysmian SpA                                      10,733    315,518       0.0%
    RAI Way SpA                                        6,938     39,264       0.0%
    Recordati SpA                                      7,643    272,630       0.0%
    Reply SpA                                          2,570    162,428       0.0%
*   Retelit SpA                                       14,510     34,137       0.0%
*   Rizzoli Corriere Della Sera Mediagroup SpA        13,608     19,168       0.0%
    Sabaf SpA                                            200      4,616       0.0%
#*  Safilo Group SpA                                   3,485     17,472       0.0%
#*  Saipem SpA                                       121,855    465,391       0.1%
#   Salini Impregilo SpA                              12,528     35,845       0.0%
#   Salvatore Ferragamo SpA                            5,252    155,187       0.0%
    Saras SpA                                         23,592     56,304       0.0%
    Sesa SpA                                             840     26,636       0.0%
    Snam SpA                                         113,284    543,885       0.1%
    Societa Cattolica di Assicurazioni SC             30,571    325,487       0.0%
    Societa Iniziative Autostradali e Servizi SpA      8,800    186,411       0.0%
    SOL SpA                                            1,421     19,477       0.0%
    Tamburi Investment Partners SpA                    4,427     32,751       0.0%
    Technogym SpA                                      9,015    109,363       0.0%
#*  Telecom Italia SpA                             1,494,203  1,474,041       0.2%
*   Telecom Italia SpA Sponsored ADR                   6,420     64,264       0.0%
#   Tenaris SA                                         4,330     81,150       0.0%
    Terna Rete Elettrica Nazionale SpA                69,817    419,036       0.1%
#*  Tiscali SpA                                      417,308     15,273       0.0%
#   Tod's SpA                                          1,324    102,234       0.0%
#*  Trevi Finanziaria Industriale SpA                 22,039     11,204       0.0%
    UniCredit SpA                                     18,265    395,975       0.1%
#   Unione di Banche Italiane SpA                    142,707    735,044       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                      SHARES   VALUE++   OF NET ASSETS**
                                      ------ ----------- ---------------
ITALY -- (Continued)
    Unipol Gruppo SpA                 72,699 $   389,384       0.1%
    Vittoria Assicurazioni SpA         3,164      44,917       0.0%
*   Yoox Net-A-Porter Group SpA        3,341     152,866       0.0%
                                             -----------       ---
TOTAL ITALY                                   27,222,725       3.0%
                                             -----------       ---
JAPAN -- (23.2%)
    77 Bank, Ltd. (The)                4,800     118,596       0.0%
    ABC-Mart, Inc.                     3,100     204,303       0.0%
    Abist Co., Ltd.                      500      21,782       0.0%
#*  Access Co., Ltd.                   2,700      26,734       0.0%
    Achilles Corp.                     2,600      54,023       0.0%
#   Acom Co., Ltd.                    10,100      45,724       0.0%
    Adastria Co., Ltd.                 3,300      57,249       0.0%
    ADEKA Corp.                       13,700     243,278       0.0%
    Advan Co., Ltd.                    2,000      18,255       0.0%
    Advantest Corp.                    7,700     183,147       0.0%
    Adventure, Inc.                      100      14,071       0.0%
    Aeon Co., Ltd.                    45,799     915,168       0.1%
    Aeon Delight Co., Ltd.             2,100      73,470       0.0%
    Aeon Fantasy Co., Ltd.               500      26,294       0.0%
    AEON Financial Service Co., Ltd.   9,300     217,844       0.0%
    Aeon Hokkaido Corp.                2,000      14,595       0.0%
#   Aeria, Inc.                        1,500      20,758       0.0%
    Ahresty Corp.                      1,800      16,338       0.0%
    Ai Holdings Corp.                  2,100      56,043       0.0%
    Aica Kogyo Co., Ltd.               4,400     165,438       0.0%
    Aichi Bank, Ltd. (The)               600      28,672       0.0%
#   Aichi Corp.                        3,800      27,028       0.0%
    Aichi Steel Corp.                  1,600      69,057       0.0%
    Aida Engineering, Ltd.             8,900     103,682       0.0%
#   Ain Holdings, Inc.                 3,600     239,771       0.0%
    Aiphone Co., Ltd.                  1,300      21,745       0.0%
    Air Water, Inc.                   20,400     394,087       0.1%
    Airport Facilities Co., Ltd.       2,400      13,886       0.0%
    Aisan Industry Co., Ltd.           3,900      40,238       0.0%
    Aisin Seiki Co., Ltd.              6,000     325,049       0.1%
    AIT Corp.                          2,200      24,045       0.0%
    Aizawa Securities Co., Ltd.        3,900      27,578       0.0%
    Ajis Co., Ltd.                       400      11,479       0.0%
#*  Akatsuki, Inc.                       400      17,182       0.0%
*   Akebono Brake Industry Co., Ltd.  12,700      32,623       0.0%
    Akita Bank, Ltd. (The)             1,000      27,352       0.0%
    Albis Co., Ltd.                      800      26,625       0.0%
    Alconix Corp.                      1,000      17,866       0.0%
    Alfresa Holdings Corp.            11,300     249,324       0.0%
    Alinco, Inc.                       1,000       9,958       0.0%
    Alpen Co., Ltd.                    2,100      46,104       0.0%
    Alpha Corp.                          800      12,998       0.0%
    Alpha Systems, Inc.                  700      14,524       0.0%
    Alpine Electronics, Inc.           4,300      81,313       0.0%
    Alps Electric Co., Ltd.           15,100     333,504       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                         SHARES  VALUE++   OF NET ASSETS**
                                         ------ ---------- ---------------
JAPAN -- (Continued)
    Alps Logistics Co., Ltd.              1,600 $   13,217       0.0%
    Altech Corp.                          1,000     23,700       0.0%
    Amada Holdings Co., Ltd.             13,800    165,659       0.0%
    Amano Corp.                           5,200    128,887       0.0%
    Amiyaki Tei Co., Ltd.                   400     19,645       0.0%
    Amuse, Inc.                           1,000     29,116       0.0%
    Anest Iwata Corp.                     2,900     30,863       0.0%
    Anicom Holdings, Inc.                 1,700     55,866       0.0%
    AOI Electronic Co., Ltd.                400     15,501       0.0%
    AOKI Holdings, Inc.                   3,500     53,701       0.0%
#   Aomori Bank, Ltd. (The)               1,200     37,358       0.0%
    Aoyama Trading Co., Ltd.              5,700    219,531       0.0%
    Aozora Bank, Ltd.                     2,200     88,752       0.0%
#   Apaman Co., Ltd.                      1,700     20,310       0.0%
    Arakawa Chemical Industries, Ltd.     1,400     25,530       0.0%
    Arata Corp.                           1,000     59,266       0.0%
    Arcland Sakamoto Co., Ltd.            1,800     28,399       0.0%
    Arcland Service Holdings Co., Ltd.    1,000     21,335       0.0%
    Arcs Co., Ltd.                        3,823    104,727       0.0%
    Argo Graphics, Inc.                     800     25,961       0.0%
    Ariake Japan Co., Ltd.                  700     60,045       0.0%
*   Arisawa Manufacturing Co., Ltd.       1,400     13,323       0.0%
    Artnature, Inc.                       2,500     17,093       0.0%
    Asahi Co., Ltd.                       2,300     28,253       0.0%
    Asahi Diamond Industrial Co., Ltd.    6,200     59,389       0.0%
    Asahi Group Holdings, Ltd.           14,300    723,376       0.1%
    Asahi Holdings, Inc.                  3,400     62,083       0.0%
    Asahi Intecc Co., Ltd.                9,000    313,933       0.1%
    Asahi Kasei Corp.                    70,900    974,891       0.1%
    Asahi Yukizai Corp.                     800     13,349       0.0%
    Asanuma Corp.                         9,000     33,002       0.0%
    Ashimori Industry Co., Ltd.             800     17,773       0.0%
    Asics Corp.                          17,900    338,249       0.1%
    ASKA Pharmaceutical Co., Ltd.         2,500     38,077       0.0%
    ASKUL Corp.                           2,400     75,467       0.0%
    Astellas Pharma, Inc.                80,200  1,173,024       0.2%
#   Asukanet Co., Ltd.                      700      9,982       0.0%
    Asunaro Aoki Construction Co., Ltd.   2,400     23,136       0.0%
    Ateam, Inc.                           1,200     24,944       0.0%
    Atom Corp.                            4,400     39,724       0.0%
    Atsugi Co., Ltd.                      1,800     20,289       0.0%
    Autobacs Seven Co., Ltd.              8,200    154,794       0.0%
    Avex, Inc.                            3,800     52,455       0.0%
    Awa Bank, Ltd. (The)                 11,000     71,825       0.0%
    Axial Retailing, Inc.                 1,400     57,072       0.0%
    Azbil Corp.                           5,700    265,275       0.0%
    Bandai Namco Holdings, Inc.          10,600    358,691       0.1%
    Bando Chemical Industries, Ltd.       3,500     42,005       0.0%
    Bank of Iwate, Ltd. (The)               900     35,252       0.0%
    Bank of Kochi, Ltd. (The)             1,000     11,784       0.0%
    Bank of Kyoto, Ltd. (The)             3,000    180,347       0.0%
#   Bank of Nagoya, Ltd. (The)              900     33,471       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                         PERCENTAGE
                                       SHARES VALUE++  OF NET ASSETS**
                                       ------ -------- ---------------
JAPAN -- (Continued)
    Bank of Okinawa, Ltd. (The)         1,980 $ 83,269       0.0%
    Bank of Saga, Ltd. (The)            1,700   39,005       0.0%
    Bank of the Ryukyus, Ltd.           1,800   27,612       0.0%
    Baroque Japan, Ltd.                 1,300   13,659       0.0%
    BayCurrent Consulting, Inc.           700   24,884       0.0%
    Beenos, Inc.                        1,200   18,024       0.0%
    Belc Co., Ltd.                      1,000   53,802       0.0%
    Bell System24 Holdings, Inc.        4,400   70,465       0.0%
    Belluna Co., Ltd.                   4,600   53,503       0.0%
    Benefit One, Inc.                   4,200   98,213       0.0%
    Benesse Holdings, Inc.              7,300  265,890       0.0%
    Bic Camera, Inc.                   11,900  195,016       0.0%
    BML, Inc.                           2,500   63,274       0.0%
#   BP Castrol K.K.                     1,200   18,991       0.0%
    Broadleaf Co., Ltd.                 3,600   17,131       0.0%
    BRONCO BILLY Co., Ltd.              1,000   39,178       0.0%
    Brother Industries, Ltd.           22,400  480,471       0.1%
    Bunka Shutter Co., Ltd.            10,100  100,384       0.0%
    C Uyemura & Co., Ltd.                 400   27,315       0.0%
    CAC Holdings Corp.                  1,300   13,154       0.0%
    Can Do Co., Ltd.                    1,000   16,606       0.0%
    Canon Electronics, Inc.               700   16,282       0.0%
    Canon Marketing Japan, Inc.         4,900  106,482       0.0%
    Canon, Inc.                        16,300  560,707       0.1%
    Canon, Inc. Sponsored ADR          14,250  488,917       0.1%
    Capcom Co., Ltd.                    8,600  164,393       0.0%
    Casio Computer Co., Ltd.           21,200  315,781       0.1%
    Cawachi, Ltd.                       2,000   46,502       0.0%
    Central Automotive Products, Ltd.   1,000   15,509       0.0%
    Central Japan Railway Co.           2,655  532,021       0.1%
    Central Sports Co., Ltd.              500   16,995       0.0%
    Chiba Bank, Ltd. (The)             16,000  129,095       0.0%
    Chiba Kogyo Bank, Ltd. (The)        3,300   15,300       0.0%
    CHIMNEY Co., Ltd.                     600   15,909       0.0%
    Chiyoda Co., Ltd.                   1,200   28,844       0.0%
    Chiyoda Corp.                      13,200  135,535       0.0%
    Chiyoda Integre Co., Ltd.             500   11,485       0.0%
    Chofu Seisakusho Co., Ltd.          2,100   49,878       0.0%
    Chubu Shiryo Co., Ltd.              1,900   42,711       0.0%
    Chudenko Corp.                      3,200   88,984       0.0%
    Chuetsu Pulp & Paper Co., Ltd.        800   14,191       0.0%
    Chugai Pharmaceutical Co., Ltd.     4,300  226,779       0.0%
    Chugai Ro Co., Ltd.                 1,100   29,555       0.0%
    Chugoku Bank, Ltd. (The)            8,300   96,396       0.0%
    Chugoku Marine Paints, Ltd.        11,400  112,445       0.0%
    Chukyo Bank, Ltd. (The)               800   17,223       0.0%
    Chuo Spring Co., Ltd.                 100    3,201       0.0%
    CI Takiron Corp.                    7,000   42,714       0.0%
    Citizen Watch Co., Ltd.            18,200  135,605       0.0%
    CKD Corp.                           6,000  125,807       0.0%
    Clarion Co., Ltd.                  16,000   44,797       0.0%
    Cleanup Corp.                       1,700   13,846       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                             SHARES  VALUE++   OF NET ASSETS**
                                                             ------ ---------- ---------------
JAPAN -- (Continued)
    CMIC Holdings Co., Ltd.                                   1,200 $   27,518       0.0%
    Coca-Cola Bottlers Japan Holdings, Inc.                   4,700    202,144       0.0%
    Coco's Japan Co., Ltd.                                      700     14,625       0.0%
    Cocokara fine, Inc.                                       1,800    130,185       0.0%
    COLOPL, Inc.                                              9,100     68,724       0.0%
#   Colowide Co., Ltd.                                        4,200    106,838       0.0%
    Computer Engineering & Consulting, Ltd.                   1,300     39,865       0.0%
    COMSYS Holdings Corp.                                    12,500    347,746       0.1%
    Comture Corp.                                               900     29,633       0.0%
    Concordia Financial Group, Ltd.                          32,610    189,586       0.0%
    CONEXIO Corp.                                             1,900     42,159       0.0%
    Corona Corp.                                              1,900     22,406       0.0%
    Cosmo Energy Holdings Co., Ltd.                          11,300    372,258       0.1%
    Cosmos Pharmaceutical Corp.                               1,000    224,866       0.0%
    Cota Co., Ltd.                                            1,100     16,865       0.0%
    Create Restaurants Holdings, Inc.                         1,900     23,931       0.0%
    Create SD Holdings Co., Ltd.                              2,500     72,446       0.0%
    Credit Saison Co., Ltd.                                   9,600    171,931       0.0%
#   Creek & River Co., Ltd.                                   1,500     16,129       0.0%
#   Cresco, Ltd.                                                400     13,711       0.0%
    CTI Engineering Co., Ltd.                                 1,100     14,711       0.0%
    CyberAgent, Inc.                                         12,400    681,098       0.1%
*   CYBERDYNE, Inc.                                           3,100     39,626       0.0%
*   D.A. Consortium Holdings, Inc.                            3,400     70,901       0.0%
    Dai Nippon Printing Co., Ltd.                             9,400    202,403       0.0%
    Dai Nippon Toryo Co., Ltd.                                1,400     19,757       0.0%
    Dai-Dan Co., Ltd.                                         1,900     45,974       0.0%
    Dai-ichi Life Holdings, Inc.                             44,700    887,409       0.1%
    Dai-ichi Seiko Co., Ltd.                                  1,300     25,490       0.0%
    Daibiru Corp.                                             5,300     63,194       0.0%
    Daicel Corp.                                             34,800    401,531       0.1%
    Daido Kogyo Co., Ltd.                                     1,000     13,706       0.0%
    Daido Metal Co., Ltd.                                     3,000     35,595       0.0%
    Daido Steel Co., Ltd.                                     4,500    243,003       0.0%
    Daidoh, Ltd.                                              3,500     14,839       0.0%
    Daifuku Co., Ltd.                                        10,800    577,344       0.1%
    Daihatsu Diesel Manufacturing Co., Ltd.                   2,400     19,569       0.0%
    Daihen Corp.                                             12,000     93,083       0.0%
    Daiho Corp.                                              11,000     66,931       0.0%
    Daiichi Jitsugyo Co., Ltd.                                1,200     36,673       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                      900     10,848       0.0%
    Daiichi Sankyo Co., Ltd.                                 11,200    383,325       0.1%
    Daiichikosho Co., Ltd.                                    4,600    241,348       0.0%
    Daiken Corp.                                              1,900     47,681       0.0%
    Daiki Aluminium Industry Co., Ltd.                        2,000     13,774       0.0%
    Daikin Industries, Ltd.                                   9,200  1,074,705       0.1%
    Daikoku Denki Co., Ltd.                                     800     13,211       0.0%
    Daikokutenbussan Co., Ltd.                                  900     46,539       0.0%
    Daikyo, Inc.                                              3,300     71,823       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.   2,400     98,298       0.0%
#   Daio Paper Corp.                                          6,800     95,330       0.0%
    Daiseki Co., Ltd.                                         2,000     62,272       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                        SHARES  VALUE++   OF NET ASSETS**
                                        ------ ---------- ---------------
JAPAN -- (Continued)
    Daishi Bank, Ltd. (The)              2,100 $   94,167       0.0%
    Daito Pharmaceutical Co., Ltd.         500     17,197       0.0%
    Daito Trust Construction Co., Ltd.   5,800    967,817       0.1%
    Daitron Co., Ltd.                    1,100     20,939       0.0%
    Daiwa House Industry Co., Ltd.      31,400  1,148,023       0.1%
    Daiwa Industries, Ltd.               3,000     32,788       0.0%
    Daiwa Securities Group, Inc.        67,000    411,014       0.1%
    Daiwabo Holdings Co., Ltd.           2,200     99,811       0.0%
    Daiyu Lic Holdings Co., Ltd.         1,400     12,827       0.0%
    DCM Holdings Co., Ltd.              10,000     99,502       0.0%
#   Dena Co., Ltd.                      12,100    230,622       0.0%
    Denka Co., Ltd.                      4,800    170,886       0.0%
    Denki Kogyo Co., Ltd.                1,000     30,221       0.0%
    Denso Corp.                          7,100    373,367       0.1%
    Dentsu, Inc.                        18,600    881,133       0.1%
    Denyo Co., Ltd.                      2,000     34,965       0.0%
#   Descente, Ltd.                       4,100     69,179       0.0%
    Dexerials Corp.                      3,100     29,084       0.0%
    DIC Corp.                           17,800    604,042       0.1%
#   Digital Arts, Inc.                   1,300     51,211       0.0%
    Dip Corp.                            3,100     75,166       0.0%
    Disco Corp.                          1,700    297,973       0.1%
    DKS Co., Ltd.                        8,000     50,636       0.0%
    DMG Mori Co., Ltd.                  13,200    246,637       0.0%
    Don Quijote Holdings Co., Ltd.       6,000    323,023       0.1%
    Doshisha Co., Ltd.                   1,400     32,608       0.0%
    Doutor Nichires Holdings Co., Ltd.   1,900     39,723       0.0%
    Dowa Holdings Co., Ltd.              7,400    278,098       0.1%
    Dr Ci:Labo Co., Ltd.                 3,900    187,618       0.0%
*   Drecom Co., Ltd.                     1,100     13,449       0.0%
    DTS Corp.                            1,900     68,860       0.0%
    Duskin Co., Ltd.                     2,900     73,109       0.0%
    DyDo Group Holdings, Inc.              800     49,787       0.0%
    E-Guardian, Inc.                     1,100     33,656       0.0%
    Eagle Industry Co., Ltd.             2,700     48,693       0.0%
    Earth Corp.                          1,000     52,533       0.0%
    East Japan Railway Co.               5,900    566,801       0.1%
    Ebara Corp.                         13,900    530,917       0.1%
#   EDION Corp.                          8,300     97,288       0.0%
#   EF-ON, Inc.                          1,500     20,626       0.0%
    eGuarantee, Inc.                     1,400     27,954       0.0%
    Ehime Bank, Ltd. (The)               3,299     39,765       0.0%
    Eighteenth Bank, Ltd. (The)         11,000     29,098       0.0%
    Eiken Chemical Co., Ltd.             2,200     51,928       0.0%
    Eisai Co., Ltd.                      4,000    268,276       0.0%
    Eizo Corp.                           1,000     46,748       0.0%
    Elecom Co., Ltd.                     1,000     22,416       0.0%
    Elematec Corp.                       2,200     49,028       0.0%
    EM Systems Co., Ltd.                 2,000     23,632       0.0%
    en-japan, Inc.                       3,800    177,643       0.0%
#*  Enigmo, Inc.                         1,100     13,497       0.0%
    EPS Holdings, Inc.                   3,300     67,232       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        PERCENTAGE
                                   SHARES   VALUE++   OF NET ASSETS**
                                   ------- ---------- ---------------
JAPAN -- (Continued)
    eRex Co., Ltd.                   5,700 $   45,214       0.0%
    ES-Con Japan, Ltd.               3,600     30,708       0.0%
#   Escrow Agent Japan Co., Ltd.     4,000     15,671       0.0%
    Exedy Corp.                      3,300    111,764       0.0%
    Ezaki Glico Co., Ltd.            2,300    123,896       0.0%
#   F-Tech, Inc.                     1,700     21,297       0.0%
    F@N Communications, Inc.         5,100     32,043       0.0%
    Falco Holdings Co., Ltd.           200      3,394       0.0%
    FANUC Corp.                      5,100  1,092,473       0.1%
    Fast Retailing Co., Ltd.         2,800  1,229,243       0.2%
    FCC Co., Ltd.                    4,300    121,630       0.0%
#*  FDK Corp.                        9,000     16,917       0.0%
    Feed One Co., Ltd.              10,300     22,917       0.0%
    Ferrotec Holdings Corp.          3,900     86,769       0.0%
#*  FFRI, Inc.                         400     14,524       0.0%
    FIDEA Holdings Co., Ltd.        16,700     29,295       0.0%
#   Fields Corp.                     1,900     20,673       0.0%
#   FINDEX, Inc.                       600      4,364       0.0%
    First Juken Co., Ltd.            1,500     22,042       0.0%
#   Fixstars Corp.                   2,500     31,750       0.0%
    FJ Next Co., Ltd.                1,400     10,936       0.0%
    Foster Electric Co., Ltd.        1,900     44,510       0.0%
    FP Corp.                         3,200    197,944       0.0%
    France Bed Holdings Co., Ltd.    1,300     11,690       0.0%
#   Freebit Co., Ltd.                1,600     15,656       0.0%
    Freund Corp.                       800      8,142       0.0%
    Fudo Tetra Corp.                24,000     40,948       0.0%
    Fuji Co., Ltd.                   1,000     21,841       0.0%
    Fuji Corp.                       6,800    122,042       0.0%
#   Fuji Corp.                         400      9,454       0.0%
    Fuji Corp., Ltd.                 2,700     22,309       0.0%
    Fuji Electric Co., Ltd.         47,000    335,219       0.1%
    Fuji Media Holdings, Inc.        2,800     45,906       0.0%
    Fuji Oil Co., Ltd.               3,700     15,302       0.0%
    Fuji Pharma Co., Ltd.              400     15,900       0.0%
    Fuji Seal International, Inc.    5,600    208,950       0.0%
    Fuji Soft, Inc.                  1,700     65,843       0.0%
#   Fujicco Co., Ltd.                1,400     32,220       0.0%
    FUJIFILM Holdings Corp.          8,500    341,837       0.1%
    Fujikura Rubber, Ltd.            3,400     24,020       0.0%
    Fujikura, Ltd.                  33,200    226,857       0.0%
    Fujimi, Inc.                     1,000     21,648       0.0%
    Fujimori Kogyo Co., Ltd.         1,400     47,435       0.0%
    Fujio Food System Co., Ltd.      1,200     22,167       0.0%
    Fujishoji Co., Ltd.              1,300     15,403       0.0%
#   Fujita Kanko, Inc.                 400     12,117       0.0%
    Fujitec Co., Ltd.                9,000    124,986       0.0%
    Fujitsu Frontech, Ltd.           2,400     35,451       0.0%
    Fujitsu General, Ltd.            5,500     89,549       0.0%
    Fujitsu, Ltd.                  218,000  1,321,614       0.2%
    Fujiya Co., Ltd.                   500     12,443       0.0%
    FuKoKu Co., Ltd.                   200      1,831       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                          SHARES VALUE++  OF NET ASSETS**
                                          ------ -------- ---------------
JAPAN -- (Continued)
    Fukuda Corp.                             600 $ 37,629       0.0%
    Fukuda Denshi Co., Ltd.                  700   50,090       0.0%
    Fukui Bank, Ltd. (The)                 1,900   42,738       0.0%
    Fukui Computer Holdings, Inc.            700   13,710       0.0%
    Fukuoka Financial Group, Inc.         31,000  165,977       0.0%
    Fukushima Bank, Ltd. (The)             3,300   24,361       0.0%
    Fukushima Industries Corp.             1,400   64,918       0.0%
    Fukuyama Transporting Co., Ltd.        2,000   83,457       0.0%
    FULLCAST Holdings Co., Ltd.            4,000   86,464       0.0%
#*  Funai Electric Co., Ltd.               2,200   15,218       0.0%
    Funai Soken Holdings, Inc.             3,450   80,757       0.0%
    Furukawa Battery Co., Ltd. (The)       2,000   18,007       0.0%
    Furukawa Co., Ltd.                     4,000   80,458       0.0%
    Furukawa Electric Co., Ltd.            4,400  216,219       0.0%
    Furuno Electric Co., Ltd.              2,200   18,057       0.0%
    Furusato Industries, Ltd.                900   15,140       0.0%
    Furyu Corp.                            1,100    9,417       0.0%
    Fuso Chemical Co., Ltd.                2,700   68,428       0.0%
    Fuso Pharmaceutical Industries, Ltd.     200    5,370       0.0%
    Futaba Corp.                           2,100   43,516       0.0%
    Futaba Industrial Co., Ltd.            7,200   57,544       0.0%
    Future Corp.                           3,000   34,540       0.0%
    Fuyo General Lease Co., Ltd.           3,500  237,072       0.0%
    G-7 Holdings, Inc.                       800   17,746       0.0%
    G-Tekt Corp.                           2,200   42,499       0.0%
    Gakken Holdings Co., Ltd.                600   27,204       0.0%
    Gakkyusha Co., Ltd.                    1,200   19,432       0.0%
    Gecoss Corp.                           2,200   22,118       0.0%
    Genki Sushi Co., Ltd.                    500   12,883       0.0%
*   Genky DrugStores Co., Ltd.               900   35,178       0.0%
    Geo Holdings Corp.                     4,100   66,999       0.0%
    Giken, Ltd.                            1,600   37,141       0.0%
    GLOBERIDE, Inc.                        1,800   48,553       0.0%
    Glory, Ltd.                            9,300  319,792       0.1%
#   GMO Financial Holdings, Inc.           1,800   13,631       0.0%
    GMO internet, Inc.                     8,600  157,588       0.0%
    GMO Payment Gateway, Inc.              1,700  168,233       0.0%
    Goldcrest Co., Ltd.                    2,700   57,352       0.0%
    Goldwin, Inc.                            800   50,462       0.0%
    Gree, Inc.                             5,400   29,837       0.0%
    GS Yuasa Corp.                        41,000  220,702       0.0%
    Gun-Ei Chemical Industry Co., Ltd.       100    3,342       0.0%
#   GungHo Online Entertainment, Inc.     37,600  113,409       0.0%
    Gunma Bank, Ltd. (The)                20,800  121,393       0.0%
#*  Gunosy, Inc.                           1,300   19,230       0.0%
    Gurunavi, Inc.                         2,500   34,122       0.0%
    H-One Co., Ltd.                        2,000   24,264       0.0%
    H2O Retailing Corp.                    9,760  183,661       0.0%
    HABA Laboratories, Inc.                  400   30,320       0.0%
    Hachijuni Bank, Ltd. (The)            24,600  129,912       0.0%
    Hagihara Industries, Inc.              1,800   31,306       0.0%
    Hagiwara Electric Holdings Co., Ltd.     400   11,117       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Hakuhodo DY Holdings, Inc.                 16,500 $  230,844       0.0%
    Hakuto Co., Ltd.                              400      5,850       0.0%
    Halows Co., Ltd.                              600     14,928       0.0%
    Hamakyorex Co., Ltd.                        1,000     34,857       0.0%
    Hamamatsu Photonics K.K.                    2,200     84,782       0.0%
    Hankyu Hanshin Holdings, Inc.              10,100    397,310       0.1%
    Hanwa Co., Ltd.                             6,000    262,152       0.0%
    Happinet Corp.                              1,400     19,394       0.0%
#   Harmonic Drive Systems, Inc.                2,100     99,999       0.0%
    Haseko Corp.                               40,600    638,622       0.1%
    Hazama Ando Corp.                          22,700    182,392       0.0%
    Hearts United Group Co., Ltd.               1,700     26,916       0.0%
    Heiwa Corp.                                 6,800    134,970       0.0%
    Heiwa Real Estate Co., Ltd.                 2,800     65,585       0.0%
    Heiwado Co., Ltd.                           4,100     97,782       0.0%
#   Helios Techno Holdings Co., Ltd.            1,100      9,196       0.0%
    HI-LEX Corp.                                1,200     31,215       0.0%
    Hibiya Engineering, Ltd.                    3,900     75,701       0.0%
    Hiday Hidaka Corp.                          1,658     43,147       0.0%
    Hikari Tsushin, Inc.                        1,100    178,314       0.0%
    Hino Motors, Ltd.                          25,400    309,891       0.1%
    Hinokiya Group Co., Ltd.                      300     10,594       0.0%
    Hioki EE Corp.                                900     34,333       0.0%
    Hirakawa Hewtech Corp.                      2,000     26,847       0.0%
#   Hiramatsu, Inc.                             2,800     13,083       0.0%
#   Hirano Tecseed Co., Ltd.                      600     12,674       0.0%
#   Hirata Corp.                                1,300    122,740       0.0%
    Hirose Electric Co., Ltd.                     525     73,880       0.0%
    Hiroshima Bank, Ltd. (The)                 14,600    111,102       0.0%
    HIS Co., Ltd.                               4,500    164,222       0.0%
    Hisaka Works, Ltd.                          3,300     35,107       0.0%
    Hisamitsu Pharmaceutical Co., Inc.          1,200     93,271       0.0%
    Hitachi Capital Corp.                       7,400    197,739       0.0%
    Hitachi Chemical Co., Ltd.                 13,100    287,332       0.1%
    Hitachi Construction Machinery Co., Ltd.    7,100    258,024       0.0%
    Hitachi High-Technologies Corp.             4,800    223,875       0.0%
    Hitachi Metals, Ltd.                       22,110    252,681       0.0%
    Hitachi Transport System, Ltd.              5,300    141,943       0.0%
    Hitachi Zosen Corp.                        22,300    121,058       0.0%
    Hitachi, Ltd.                             127,000    926,917       0.1%
    Hitachi, Ltd. ADR                           3,100    236,685       0.0%
#   Hito Communications, Inc.                     800     15,113       0.0%
    Hochiki Corp.                               1,100     22,109       0.0%
    Hodogaya Chemical Co., Ltd.                   800     33,941       0.0%
    Hogy Medical Co., Ltd.                      1,800     75,053       0.0%
    Hokkoku Bank, Ltd. (The)                    1,500     59,865       0.0%
    Hokuetsu Bank, Ltd. (The)                   1,600     35,449       0.0%
    Hokuetsu Industries Co., Ltd.               1,200     12,992       0.0%
    Hokuetsu Kishu Paper Co., Ltd.             17,300    107,788       0.0%
    Hokuhoku Financial Group, Inc.              6,800    100,596       0.0%
    Hokuto Corp.                                  600     10,594       0.0%
    Honda Motor Co., Ltd.                      65,400  2,248,840       0.3%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                     SHARES VALUE++  OF NET ASSETS**
                                                     ------ -------- ---------------
JAPAN -- (Continued)
    Honda Motor Co., Ltd. Sponsored ADR              20,519 $705,033       0.1%
    Honeys Holdings Co., Ltd.                         1,100   10,518       0.0%
    Hoosiers Holdings                                 3,200   23,527       0.0%
    Horiba, Ltd.                                      4,200  305,139       0.1%
    Hoshizaki Corp.                                   3,500  324,908       0.1%
    Hosiden Corp.                                     3,500   41,728       0.0%
    Hosokawa Micron Corp.                               400   26,566       0.0%
    House Foods Group, Inc.                           6,200  218,359       0.0%
#   Howa Machinery, Ltd.                              2,700   27,205       0.0%
    Hulic Co., Ltd.                                  13,000  139,886       0.0%
    Hyakugo Bank, Ltd. (The)                         16,300   76,055       0.0%
    Hyakujushi Bank, Ltd. (The)                      16,000   53,977       0.0%
    IBJ, Inc.                                         2,300   20,664       0.0%
    Ichibanya Co., Ltd.                                 900   37,473       0.0%
    Ichigo, Inc.                                     36,100  160,757       0.0%
    Ichiken Co., Ltd.                                   500   11,154       0.0%
    Ichikoh Industries, Ltd.                          4,000   43,392       0.0%
    Ichinen Holdings Co., Ltd.                        1,300   17,484       0.0%
    Ichiyoshi Securities Co., Ltd.                    2,000   24,475       0.0%
    Icom, Inc.                                        1,200   30,053       0.0%
#   Idec Corp.                                        1,900   43,604       0.0%
    IDOM, Inc.                                        7,500   54,189       0.0%
    Ihara Science Corp.                                 200    5,260       0.0%
    IHI Corp.                                        17,000  555,665       0.1%
    Iida Group Holdings Co., Ltd.                    15,920  310,351       0.1%
    IJT Technology Holdings Co., Ltd.                 2,200   18,041       0.0%
    Imagica Robot Holdings, Inc.                      2,100   23,186       0.0%
    Imasen Electric Industrial                        2,500   27,899       0.0%
    Imperial Hotel, Ltd.                                300    6,081       0.0%
#   Imuraya Group Co., Ltd.                             400   12,103       0.0%
    Inaba Denki Sangyo Co., Ltd.                      1,900   81,492       0.0%
    Inabata & Co., Ltd.                               4,400   67,538       0.0%
    Inageya Co., Ltd.                                 2,000   33,166       0.0%
    Ines Corp.                                          500    5,365       0.0%
    Infocom Corp.                                       700   16,123       0.0%
    Infomart Corp.                                    8,500   77,334       0.0%
    Information Services International-Dentsu, Ltd.   1,400   36,169       0.0%
#   Innotech Corp.                                    3,100   37,539       0.0%
    Intage Holdings, Inc.                             2,900   31,755       0.0%
    Internet Initiative Japan, Inc.                   3,400   64,210       0.0%
#   Inui Global Logistics Co., Ltd.                   1,600   12,247       0.0%
    Iseki & Co., Ltd.                                 2,700   52,065       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                 30,340  337,539       0.1%
*   Ishihara Sangyo Kaisha, Ltd.                      5,100   58,596       0.0%
#   Istyle, Inc.                                      6,000   79,879       0.0%
    Isuzu Motors, Ltd.                               55,600  848,694       0.1%
#   Ito En, Ltd.                                      8,600  342,882       0.1%
    Itochu Enex Co., Ltd.                            10,300  101,025       0.0%
    Itochu Techno-Solutions Corp.                     8,600  177,779       0.0%
    Itochu-Shokuhin Co., Ltd.                           600   33,393       0.0%
    Itoham Yonekyu Holdings, Inc.                    18,600  168,918       0.0%
    Itoki Corp.                                       4,400   29,484       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
 JAPAN -- (Continued)
 *   Itokuro, Inc.                                 500 $ 27,105       0.0%
 #   Ivy Cosmetics Corp.                           200    5,620       0.0%
     IwaiCosmo Holdings, Inc.                    2,900   40,264       0.0%
     Iwaki & Co., Ltd.                           3,000   11,175       0.0%
     Iwasaki Electric Co., Ltd.                    700   10,684       0.0%
     Iwatani Corp.                               4,200  155,052       0.0%
     Iyo Bank, Ltd. (The)                       13,800  109,072       0.0%
     Izumi Co., Ltd.                             4,700  310,349       0.1%
     J Front Retailing Co., Ltd.                20,700  335,383       0.1%
     J-Oil Mills, Inc.                           1,200   41,416       0.0%
     JAC Recruitment Co., Ltd.                   2,800   56,836       0.0%
     Jaccs Co., Ltd.                             2,800   63,395       0.0%
     Jafco Co., Ltd.                             4,100  179,818       0.0%
     Jalux, Inc.                                   500   14,362       0.0%
 #   Jamco Corp.                                   700   16,107       0.0%
     Janome Sewing Machine Co., Ltd.             1,200    7,980       0.0%
     Japan Airport Terminal Co., Ltd.            3,400  139,253       0.0%
     Japan Asia Group, Ltd.                      3,200   16,034       0.0%
 #*  Japan Asset Marketing Co., Ltd.            18,800   21,235       0.0%
     Japan Aviation Electronics Industry, Ltd.   6,000  102,203       0.0%
 #   Japan Best Rescue System Co., Ltd.          2,100   15,416       0.0%
     Japan Cash Machine Co., Ltd.                1,100   12,376       0.0%
 #*  Japan Display, Inc.                        19,100   25,240       0.0%
 #*  Japan Drilling Co., Ltd.                    1,600   27,913       0.0%
     Japan Exchange Group, Inc.                 32,400  600,018       0.1%
     Japan Lifeline Co., Ltd.                    4,200  123,041       0.0%
     Japan Material Co., Ltd.                    5,700   75,365       0.0%
     Japan Meat Co., Ltd.                          800   14,307       0.0%
     Japan Medical Dynamic Marketing, Inc.       2,800   25,951       0.0%
     Japan Pulp & Paper Co., Ltd.                1,200   49,865       0.0%
     Japan Securities Finance Co., Ltd.         14,100   92,652       0.0%
     Japan Steel Works, Ltd. (The)               3,600  117,918       0.0%
     Japan Transcity Corp.                       3,000   13,897       0.0%
     Japan Wool Textile Co., Ltd. (The)          5,000   52,119       0.0%
     JCR Pharmaceuticals Co., Ltd.                 400   20,934       0.0%
     JCU Corp.                                   2,200   49,743       0.0%
     Jeol, Ltd.                                  3,000   25,710       0.0%
     JGC Corp.                                  10,300  252,442       0.0%
 *   JIG-SAW, Inc.                                 300   10,154       0.0%
     Jimoto Holdings, Inc.                      10,800   18,859       0.0%
 #   JINS, Inc.                                  1,700   92,064       0.0%
     JK Holdings Co., Ltd.                       2,700   23,188       0.0%
     Joshin Denki Co., Ltd.                      1,500   62,032       0.0%
     Joyful Honda Co., Ltd.                      2,800   98,876       0.0%
     JP-Holdings, Inc.                           5,600   16,877       0.0%
     JSP Corp.                                   1,900   61,497       0.0%
     JSR Corp.                                  12,800  241,127       0.0%
     JTEKT Corp.                                25,000  404,503       0.1%
     Juki Corp.                                  1,800   26,085       0.0%
     Justsystems Corp.                           1,600   37,820       0.0%
     JVC Kenwood Corp.                          15,020   52,326       0.0%
     K&O Energy Group, Inc.                      1,700   26,964       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                       SHARES   VALUE++   OF NET ASSETS**
                                                       ------- ---------- ---------------
JAPAN -- (Continued)
    K's Holdings Corp.                                  17,476 $  252,057       0.0%
    kabu.com Securities Co., Ltd.                       12,600     45,781       0.0%
*   Kadokawa Dwango                                      6,902     71,375       0.0%
    Kadoya Sesame Mills, Inc.                              200     11,544       0.0%
    Kagome Co., Ltd.                                       700     25,238       0.0%
    Kajima Corp.                                       118,403  1,140,704       0.1%
    Kakaku.com, Inc.                                    14,300    272,620       0.0%
    Kaken Pharmaceutical Co., Ltd.                       4,700    277,937       0.1%
    Kakiyasu Honten Co., Ltd.                            1,500     40,821       0.0%
    Kameda Seika Co., Ltd.                               1,100     54,126       0.0%
    Kamei Corp.                                          2,000     27,747       0.0%
    Kamigumi Co., Ltd.                                  11,200    252,130       0.0%
    Kanaden Corp.                                        2,100     25,947       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                          800     27,039       0.0%
    Kanamoto Co., Ltd.                                   4,600    157,183       0.0%
    Kandenko Co., Ltd.                                  10,100    119,615       0.0%
    Kaneka Corp.                                        34,000    335,963       0.1%
    Kanematsu Corp.                                     10,000    152,736       0.0%
    Kanematsu Electronics, Ltd.                            800     25,365       0.0%
*   Kansai Mirai Financial Group, Inc.                   7,015     55,571       0.0%
    Kansai Paint Co., Ltd.                              10,500    235,932       0.0%
    Kao Corp.                                           13,100    941,707       0.1%
    Kappa Create Co., Ltd.                               1,800     22,207       0.0%
    Kasai Kogyo Co., Ltd.                                3,200     44,970       0.0%
    Katakura Industries Co., Ltd.                        2,500     31,735       0.0%
    Kato Sangyo Co., Ltd.                                2,900    106,773       0.0%
#   Kato Works Co., Ltd.                                 1,000     23,412       0.0%
    KAWADA TECHNOLOGIES, Inc.                              200     11,595       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.      700     22,779       0.0%
    Kawasaki Heavy Industries, Ltd.                     14,100    471,392       0.1%
    Kawasumi Laboratories, Inc.                          2,200     16,501       0.0%
    KDDI Corp.                                         100,100  2,687,044       0.3%
    Keihan Holdings Co., Ltd.                           10,800    348,715       0.1%
    Keihanshin Building Co., Ltd.                        1,700     14,484       0.0%
    Keihin Corp.                                         2,700     53,336       0.0%
    Keikyu Corp.                                        10,200    186,874       0.0%
    Keio Corp.                                           4,600    209,992       0.0%
    Keisei Electric Railway Co., Ltd.                    5,600    182,333       0.0%
    Keiyo Bank, Ltd. (The)                              15,000     68,656       0.0%
    Keiyo Co., Ltd.                                      2,900     15,115       0.0%
    Kenko Mayonnaise Co., Ltd.                             900     31,532       0.0%
    Kewpie Corp.                                        12,200    284,278       0.1%
    Key Coffee, Inc.                                       600     11,932       0.0%
    Keyence Corp.                                        3,800  2,317,161       0.3%
#   KFC Holdings Japan, Ltd.                               800     14,656       0.0%
    KH Neochem Co., Ltd.                                   600     18,145       0.0%
    Ki-Star Real Estate Co., Ltd.                          900     23,923       0.0%
    Kikkoman Corp.                                       4,000    173,338       0.0%
    Kinden Corp.                                        12,300    214,523       0.0%
*   Kintetsu Department Store Co., Ltd.                    700     24,919       0.0%
    Kintetsu Group Holdings Co., Ltd.                    7,700    312,862       0.1%
    Kintetsu World Express, Inc.                         6,900    128,371       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                        SHARES  VALUE++   OF NET ASSETS**
                                        ------ ---------- ---------------
JAPAN -- (Continued)
    Kirin Holdings Co., Ltd.            39,500 $1,108,726       0.1%
    Kirindo Holdings Co., Ltd.           1,200     32,511       0.0%
    Kissei Pharmaceutical Co., Ltd.      2,900     81,814       0.0%
    Kita-Nippon Bank, Ltd. (The)           600     15,665       0.0%
    Kitagawa Iron Works Co., Ltd.          500     12,744       0.0%
    Kitano Construction Corp.            3,000     10,923       0.0%
    Kito Corp.                           1,200     23,086       0.0%
    Kitz Corp.                           7,500     62,705       0.0%
    Kiyo Bank, Ltd. (The)                5,300     86,292       0.0%
    KLab, Inc.                           4,800     81,599       0.0%
*   KNT-CT Holdings Co., Ltd.            1,700     27,466       0.0%
    Kobayashi Pharmaceutical Co., Ltd.   3,600    303,768       0.1%
    Kobe Bussan Co., Ltd.                1,100     53,294       0.0%
*   Kobe Electric Railway Co., Ltd.        400     14,554       0.0%
    Kohnan Shoji Co., Ltd.               1,900     49,619       0.0%
    Koito Manufacturing Co., Ltd.        7,200    481,853       0.1%
*   Kojima Co., Ltd.                     3,800     16,876       0.0%
    Kokuyo Co., Ltd.                    11,400    205,899       0.0%
    KOMAIHALTEC, Inc.                    1,100     24,958       0.0%
    Komatsu Seiren Co., Ltd.             1,900     18,529       0.0%
    Komatsu Wall Industry Co., Ltd.      1,100     23,997       0.0%
    Komatsu, Ltd.                       31,100  1,060,159       0.1%
    KOMEDA Holdings Co., Ltd.            1,200     24,218       0.0%
    Komehyo Co., Ltd.                    1,500     24,764       0.0%
    Komeri Co., Ltd.                     4,000    106,758       0.0%
    Komori Corp.                         6,500     82,665       0.0%
    Konaka Co., Ltd.                     2,300     12,465       0.0%
    Konami Holdings Corp.                4,700    230,813       0.0%
    Kondotec, Inc.                       2,500     21,140       0.0%
    Konica Minolta, Inc.                27,800    238,630       0.0%
    Konishi Co., Ltd.                    4,200     68,477       0.0%
    Konoike Transport Co., Ltd.          2,600     45,461       0.0%
    Kose Corp.                           2,900    535,910       0.1%
    Kosei Securities Co., Ltd. (The)     1,500     19,400       0.0%
    Koshidaka Holdings Co., Ltd.           600     36,297       0.0%
    Kotobuki Spirits Co., Ltd.           2,100     99,574       0.0%
    Kourakuen Holdings Corp.               800     13,549       0.0%
    Krosaki Harima Corp.                   300     13,844       0.0%
    KRS Corp.                            1,000     25,490       0.0%
    KU Holdings Co., Ltd.                2,200     23,282       0.0%
    Kubota Corp.                        27,100    456,920       0.1%
    Kumagai Gumi Co., Ltd.               4,300    146,322       0.0%
    Kumiai Chemical Industry Co., Ltd.   8,400     53,318       0.0%
#   Kura Corp.                           1,000     71,859       0.0%
    Kurabo Industries, Ltd.             17,000     56,098       0.0%
    Kuraray Co., Ltd.                   30,000    499,624       0.1%
    Kureha Corp.                         1,600    108,646       0.0%
    Kurita Water Industries, Ltd.        5,400    174,872       0.0%
    Kusuri no Aoki Holdings Co., Ltd.    1,400     96,027       0.0%
    KYB Corp.                            2,100    101,171       0.0%
    Kyocera Corp.                        6,600    421,695       0.1%
    Kyodo Printing Co., Ltd.             1,000     30,577       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Kyokuto Boeki Kaisha, Ltd.                5,000 $ 22,711       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.          4,000   63,248       0.0%
    Kyokuto Securities Co., Ltd.              1,500   21,510       0.0%
#   Kyokuyo Co., Ltd.                         1,200   41,269       0.0%
    KYORIN Holdings, Inc.                     5,100   99,729       0.0%
    Kyosan Electric Manufacturing Co., Ltd.   2,000   12,848       0.0%
    Kyowa Exeo Corp.                         11,100  288,657       0.1%
    Kyudenko Corp.                            4,000  186,896       0.0%
    Kyushu Financial Group, Inc.             18,840   92,410       0.0%
    Kyushu Railway Co.                        4,100  131,212       0.0%
#   LAC Co., Ltd.                             1,900   22,375       0.0%
    Lacto Japan Co., Ltd.                       300   14,033       0.0%
*   Laox Co., Ltd.                            5,000   23,406       0.0%
    Lasertec Corp.                            3,300  109,030       0.0%
    Lawson, Inc.                              5,700  376,548       0.1%
    LEC, Inc.                                   800   28,097       0.0%
    Leopalace21 Corp.                        28,400  246,311       0.0%
    Life Corp.                                2,100   52,481       0.0%
    LIFULL Co., Ltd.                          6,100   49,551       0.0%
#   Like Co., Ltd.                            1,000   17,848       0.0%
*   LINE Corp.                                1,100   39,781       0.0%
    Linical Co., Ltd.                         1,700   27,801       0.0%
#   Link And Motivation, Inc.                 3,400   34,468       0.0%
    Lintec Corp.                              6,700  193,884       0.0%
    Lion Corp.                               11,600  249,880       0.0%
    LIXIL Group Corp.                        21,600  483,751       0.1%
*   M&A Capital Partners Co., Ltd.              800   57,717       0.0%
    M3, Inc.                                 14,000  527,602       0.1%
    Mabuchi Motor Co., Ltd.                   3,700  185,890       0.0%
    Macnica Fuji Electronics Holdings, Inc.   5,400   92,385       0.0%
    Maeda Corp.                              14,000  172,786       0.0%
    Maeda Road Construction Co., Ltd.         5,000  107,888       0.0%
    Maezawa Kasei Industries Co., Ltd.        2,000   22,014       0.0%
    Maezawa Kyuso Industries Co., Ltd.          600   10,523       0.0%
    Makino Milling Machine Co., Ltd.         10,000   94,373       0.0%
    Makita Corp.                              4,400  197,140       0.0%
    Mamezou Holdings Co., Ltd.                2,000   23,534       0.0%
    Mandom Corp.                              2,000   72,101       0.0%
    Mani, Inc.                                  900   36,517       0.0%
    Mars Engineering Corp.                    1,300   28,985       0.0%
    Marubun Corp.                               800    7,165       0.0%
    Maruha Nichiro Corp.                      5,300  178,399       0.0%
    Marui Group Co., Ltd.                    17,400  361,131       0.1%
#   Maruichi Steel Tube, Ltd.                 4,800  163,834       0.0%
    Maruka Machinery Co., Ltd.                  600   11,334       0.0%
    Marusan Securities Co., Ltd.              2,500   23,805       0.0%
#   Maruwa Unyu Kikan Co., Ltd.               1,800   52,403       0.0%
    Maruzen Co., Ltd.                         1,000   23,580       0.0%
    Maruzen Showa Unyu Co., Ltd.              8,000   37,817       0.0%
#   Marvelous, Inc.                           3,000   25,665       0.0%
    Matsuda Sangyo Co., Ltd.                  2,700   45,455       0.0%
    Matsui Construction Co., Ltd.             1,700   13,501       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Matsui Securities Co., Ltd.                6,500 $   63,373       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.        5,400    240,549       0.0%
#   Matsuya Co., Ltd.                          2,200     28,167       0.0%
    Matsuya Foods Co., Ltd.                      400     13,979       0.0%
    Max Co., Ltd.                              3,600     46,821       0.0%
    Maxell Holdings, Ltd.                      4,700     92,680       0.0%
    Maxvalu Tokai Co., Ltd.                      700     15,651       0.0%
    Mazda Motor Corp.                         55,400    770,277       0.1%
    McDonald's Holdings Co. Japan, Ltd.        1,600     74,877       0.0%
    MCJ Co., Ltd.                              4,300     57,061       0.0%
    Mebuki Financial Group, Inc.              21,400     83,062       0.0%
#*  Medical Data Vision Co., Ltd.                600      8,674       0.0%
    Medical System Network Co., Ltd.           2,700     14,246       0.0%
    Medipal Holdings Corp.                    10,500    225,255       0.0%
    Megmilk Snow Brand Co., Ltd.               5,800    174,611       0.0%
    Meidensha Corp.                           26,000    102,316       0.0%
    MEIJI Holdings Co., Ltd.                   9,000    721,803       0.1%
    Meiko Electronics Co., Ltd.                2,700     45,584       0.0%
    Meisei Industrial Co., Ltd.                2,300     17,179       0.0%
    Meitec Corp.                               4,200    230,296       0.0%
    Meito Sangyo Co., Ltd.                     1,000     16,218       0.0%
    Meiwa Estate Co., Ltd.                     2,800     19,222       0.0%
    Melco Holdings, Inc.                         800     29,407       0.0%
    Menicon Co., Ltd.                          2,800     73,079       0.0%
    METAWATER Co., Ltd.                          400     11,778       0.0%
    Michinoku Bank, Ltd. (The)                 1,600     25,912       0.0%
    Mie Kotsu Group Holdings, Inc.             3,600     17,113       0.0%
    Mikuni Corp.                               1,500      8,631       0.0%
    Milbon Co., Ltd.                           3,000    130,340       0.0%
    Mimasu Semiconductor Industry Co., Ltd.    1,000     17,610       0.0%
    Minebea Mitsumi, Inc.                     11,400    228,009       0.0%
    Ministop Co., Ltd.                         1,900     39,419       0.0%
    Miraca Holdings, Inc.                     13,300    517,768       0.1%
    Mirait Holdings Corp.                      9,900    157,008       0.0%
    Miroku Jyoho Service Co., Ltd.             2,300     65,478       0.0%
    Misawa Homes Co., Ltd.                     4,000     33,778       0.0%
    MISUMI Group, Inc.                        13,800    380,830       0.1%
    Mitani Corp.                               1,000     47,466       0.0%
    Mito Securities Co., Ltd.                  8,900     34,373       0.0%
    Mitsuba Corp.                              3,200     46,711       0.0%
    Mitsubishi Chemical Holdings Corp.       109,600  1,036,772       0.1%
    Mitsubishi Electric Corp.                 84,500  1,295,431       0.2%
    Mitsubishi Estate Co., Ltd.               37,200    679,738       0.1%
    Mitsubishi Gas Chemical Co., Inc.         12,400    290,600       0.1%
    Mitsubishi Heavy Industries, Ltd.         18,000    711,571       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.               500     10,411       0.0%
    Mitsubishi Logisnext Co., Ltd.             5,500     47,396       0.0%
    Mitsubishi Logistics Corp.                 5,399    124,528       0.0%
    Mitsubishi Motors Corp.                   38,300    285,021       0.1%
    Mitsubishi Paper Mills, Ltd.               2,600     16,397       0.0%
    Mitsubishi Pencil Co., Ltd.                1,600     31,796       0.0%
    Mitsubishi Research Institute, Inc.          700     24,555       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                        SHARES   VALUE++   OF NET ASSETS**
                                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Mitsubishi Shokuhin Co., Ltd.                         1,800 $   52,524       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.              1,000     24,163       0.0%
    Mitsubishi Tanabe Pharma Corp.                        8,900    169,040       0.0%
    Mitsubishi UFJ Financial Group, Inc.                376,300  2,521,715       0.3%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR   27,043    180,647       0.0%
    Mitsubishi UFJ Lease & Finance Co., Ltd.             57,300    364,260       0.1%
    Mitsuboshi Belting, Ltd.                              4,000     45,625       0.0%
    Mitsui Chemicals, Inc.                               19,200    550,390       0.1%
*   Mitsui E&S Holdings Co., Ltd.                        14,300    245,068       0.0%
    Mitsui Fudosan Co., Ltd.                             17,500    448,270       0.1%
    Mitsui Home Co., Ltd.                                 3,000     19,911       0.0%
    Mitsui Mining & Smelting Co., Ltd.                    8,200    346,622       0.1%
*   Mitsui-Soko Holdings Co., Ltd.                       19,000     61,584       0.0%
    Mitsuuroko Group Holdings Co., Ltd.                   1,400     11,227       0.0%
    Mixi, Inc.                                            6,500    213,635       0.0%
    Miyaji Engineering Group, Inc.                        1,000     19,529       0.0%
    Miyazaki Bank, Ltd. (The)                             1,400     45,317       0.0%
    Miyoshi Oil & Fat Co., Ltd.                             600      7,997       0.0%
    Mizuho Financial Group, Inc.                        418,540    757,238       0.1%
    Mizuho Financial Group, Inc. ADR                     28,400    103,376       0.0%
    Mizuno Corp.                                          3,200    103,465       0.0%
    Mochida Pharmaceutical Co., Ltd.                      1,000     70,458       0.0%
    Modec, Inc.                                           3,700     98,190       0.0%
#   Monex Group, Inc.                                    13,300     75,649       0.0%
    Money Partners Group Co., Ltd.                        3,500     14,026       0.0%
    Monogatari Corp. (The)                                  300     32,543       0.0%
#   MonotaRO Co., Ltd.                                    8,000    278,849       0.1%
    Morinaga & Co., Ltd.                                  2,800    136,351       0.0%
    Morinaga Milk Industry Co., Ltd.                      2,800    122,984       0.0%
    Morita Holdings Corp.                                 3,000     58,835       0.0%
    Morito Co., Ltd.                                      2,600     24,520       0.0%
    Morozoff, Ltd.                                          300     18,189       0.0%
#*  Morpho, Inc.                                            600     20,347       0.0%
    Mory Industries, Inc.                                   400     12,095       0.0%
    MrMax Holdings, Ltd.                                  3,700     25,120       0.0%
    MS&AD Insurance Group Holdings, Inc.                 19,652    662,198       0.1%
    MTI, Ltd.                                             4,000     23,908       0.0%
    Mugen Estate Co., Ltd.                                1,800     22,853       0.0%
    Murata Manufacturing Co., Ltd.                        2,900    366,114       0.1%
    Musashino Bank, Ltd. (The)                            1,700     56,640       0.0%
#   N Field Co., Ltd.                                     1,100     20,696       0.0%
    Nabtesco Corp.                                       10,900    393,061       0.1%
    Nachi-Fujikoshi Corp.                                23,000    119,255       0.0%
#   Nagano Bank, Ltd. (The)                                 700     11,795       0.0%
    Nagase & Co., Ltd.                                   18,600    317,635       0.1%
    Nagatanien Holdings Co., Ltd.                         2,000     26,694       0.0%
    Nagawa Co., Ltd.                                        400     17,074       0.0%
    Nagoya Railroad Co., Ltd.                            15,900    416,439       0.1%
    Nakabayashi Co., Ltd.                                 3,000     17,335       0.0%
    Nakamuraya Co., Ltd.                                    600     26,615       0.0%
    Nakanishi, Inc.                                       3,000     62,542       0.0%
    Namura Shipbuilding Co., Ltd.                         5,200     32,234       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                SHARES  VALUE++   OF NET ASSETS**
                                                ------ ---------- ---------------
JAPAN -- (Continued)
    Nankai Electric Railway Co., Ltd.            6,100 $  162,190       0.0%
    Nanto Bank, Ltd. (The)                       2,300     63,844       0.0%
    Natori Co., Ltd.                               500      8,887       0.0%
    NDS Co., Ltd.                                  300     11,936       0.0%
    NEC Capital Solutions, Ltd.                  1,900     36,254       0.0%
    NEC Corp.                                   19,300    529,014       0.1%
    NEC Networks & System Integration Corp.      3,600     94,192       0.0%
    NET One Systems Co., Ltd.                    5,900     94,958       0.0%
    Neturen Co., Ltd.                            6,800     68,574       0.0%
*   Nexon Co., Ltd.                             17,400    253,194       0.0%
#   Nextage Co., Ltd.                            3,400     34,784       0.0%
    NGK Spark Plug Co., Ltd.                     7,200    184,657       0.0%
    NHK Spring Co., Ltd.                        30,700    339,255       0.1%
    Nichi-iko Pharmaceutical Co., Ltd.           5,700     91,199       0.0%
    Nichia Steel Works, Ltd.                     1,000      3,200       0.0%
    Nichias Corp.                                7,000     88,665       0.0%
    Nichiban Co., Ltd.                           1,500     47,934       0.0%
    Nichiden Corp.                               1,400     27,772       0.0%
    Nichiha Corp.                                2,000     79,296       0.0%
    NichiiGakkan Co., Ltd.                       4,300     44,415       0.0%
    Nichirei Corp.                              15,300    443,233       0.1%
    Nichireki Co., Ltd.                          3,000     32,933       0.0%
    Nichirin Co., Ltd.                           1,430     34,880       0.0%
    Nidec Corp.                                  7,400  1,157,672       0.1%
    Nidec Corp. Sponsored ADR                    5,300    208,343       0.0%
    Nifco, Inc.                                 16,200    568,795       0.1%
    Nihon Chouzai Co., Ltd.                        800     24,923       0.0%
#   Nihon Dempa Kogyo Co., Ltd.                  2,800     17,548       0.0%
    Nihon Eslead Corp.                             800     14,694       0.0%
    Nihon Flush Co., Ltd.                          900     22,211       0.0%
#   Nihon House Holdings Co., Ltd.               4,300     22,589       0.0%
    Nihon Kohden Corp.                           8,000    228,631       0.0%
    Nihon M&A Center, Inc.                      18,200    531,196       0.1%
    Nihon Nohyaku Co., Ltd.                      6,700     43,441       0.0%
    Nihon Parkerizing Co., Ltd.                 11,300    178,904       0.0%
#   Nihon Plast Co., Ltd.                        1,900     17,822       0.0%
    Nihon Tokushu Toryo Co., Ltd.                1,500     31,276       0.0%
    Nihon Trim Co., Ltd.                           600     24,966       0.0%
    Nihon Unisys, Ltd.                          10,600    220,003       0.0%
    Nihon Yamamura Glass Co., Ltd.               3,000      5,163       0.0%
    Nikkiso Co., Ltd.                            5,500     62,624       0.0%
    Nikko Co., Ltd.                                600     13,448       0.0%
    Nikkon Holdings Co., Ltd.                    4,200    111,753       0.0%
#   Nikon Corp.                                 13,400    233,166       0.0%
    Nintendo Co., Ltd.                           2,800  1,176,493       0.2%
    Nippo Corp.                                  5,000    114,675       0.0%
    Nippon Air Conditioning Services Co., Ltd.   2,400     17,002       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.      900     19,942       0.0%
#   Nippon Commercial Development Co., Ltd.      1,500     24,540       0.0%
    Nippon Concrete Industries Co., Ltd.         5,700     23,611       0.0%
    Nippon Densetsu Kogyo Co., Ltd.              5,700    116,990       0.0%
    Nippon Express Co., Ltd.                     7,300    551,515       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Flour Mills Co., Ltd.             3,800 $   61,978       0.0%
    Nippon Gas Co., Ltd.                     5,600    274,947       0.1%
    Nippon Hume Corp.                        1,400     10,670       0.0%
    Nippon Kanzai Co., Ltd.                  1,300     24,766       0.0%
    Nippon Kayaku Co., Ltd.                 20,000    250,255       0.0%
#   Nippon Kodoshi Corp.                       800     22,410       0.0%
    Nippon Koei Co., Ltd.                    1,200     35,178       0.0%
    Nippon Light Metal Holdings Co., Ltd.   81,600    218,119       0.0%
    Nippon Paint Holdings Co., Ltd.         15,500    632,698       0.1%
    Nippon Paper Industries Co., Ltd.        3,500     67,033       0.0%
    Nippon Parking Development Co., Ltd.    15,600     26,166       0.0%
    Nippon Pillar Packing Co., Ltd.            800     11,555       0.0%
    Nippon Piston Ring Co., Ltd.               900     18,036       0.0%
    Nippon Road Co., Ltd. (The)                500     24,935       0.0%
    Nippon Seiki Co., Ltd.                   3,000     57,868       0.0%
#*  Nippon Sharyo, Ltd.                     14,000     37,674       0.0%
    Nippon Shinyaku Co., Ltd.                2,600    193,589       0.0%
    Nippon Shokubai Co., Ltd.                2,900    197,055       0.0%
    Nippon Signal Co., Ltd.                  6,200     58,843       0.0%
    Nippon Soda Co., Ltd.                   14,000     80,428       0.0%
    Nippon Steel & Sumikin Bussan Corp.      1,700     93,250       0.0%
    Nippon Suisan Kaisha, Ltd.              44,600    241,713       0.0%
    Nippon Systemware Co., Ltd.              1,000     22,359       0.0%
    Nippon Telegraph & Telephone Corp.      21,800  1,034,522       0.1%
    Nippon Thompson Co., Ltd.                5,600     41,233       0.0%
    Nippon Valqua Industries, Ltd.             600     16,530       0.0%
    Nippon Yakin Kogyo Co., Ltd.             2,000      5,362       0.0%
    Nipro Corp.                             19,400    279,223       0.1%
    Nishi-Nippon Financial Holdings, Inc.    9,800    117,678       0.0%
    Nishi-Nippon Railroad Co., Ltd.          4,000    111,072       0.0%
    Nishimatsu Construction Co., Ltd.        6,300    173,181       0.0%
    Nishimatsuya Chain Co., Ltd.             4,600     56,545       0.0%
    Nishio Rent All Co., Ltd.                2,200     65,318       0.0%
    Nissan Chemical Industries, Ltd.         7,100    315,689       0.1%
    Nissan Motor Co., Ltd.                 148,000  1,557,029       0.2%
    Nissan Shatai Co., Ltd.                  6,800     72,806       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.    5,300     19,219       0.0%
    Nissei ASB Machine Co., Ltd.               600     37,118       0.0%
    Nissei Build Kogyo Co., Ltd.             3,000     37,357       0.0%
    Nissei Plastic Industrial Co., Ltd.      1,200     15,488       0.0%
#   Nissha Co., Ltd.                         1,500     35,314       0.0%
#   Nisshin Fudosan Co.                      3,300     24,783       0.0%
    Nisshin Oillio Group, Ltd. (The)         3,900    112,131       0.0%
    Nisshin Seifun Group, Inc.               7,380    161,262       0.0%
    Nisshinbo Holdings, Inc.                 7,404    104,341       0.0%
    Nissin Electric Co., Ltd.                6,000     60,157       0.0%
    Nissin Foods Holdings Co., Ltd.          1,300     95,724       0.0%
    Nissin Kogyo Co., Ltd.                   3,300     57,904       0.0%
    Nissin Sugar Co., Ltd.                   2,000     39,125       0.0%
    Nissui Pharmaceutical Co., Ltd.          1,700     22,225       0.0%
    Nitori Holdings Co., Ltd.                3,000    505,904       0.1%
    Nitta Corp.                                800     30,414       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------- ---------- ---------------
JAPAN -- (Continued)
    Nittetsu Mining Co., Ltd.                700 $   42,656       0.0%
    Nitto Boseki Co., Ltd.                 1,600     34,558       0.0%
    Nitto Denko Corp.                      7,700    572,455       0.1%
    Nitto Kogyo Corp.                      3,300     56,649       0.0%
    Nitto Kohki Co., Ltd.                    700     18,398       0.0%
    Nitto Seiko Co., Ltd.                  2,100     15,051       0.0%
    Nittoc Construction Co., Ltd.          1,700      9,774       0.0%
    Nittoku Engineering Co., Ltd.            900     31,088       0.0%
    Noda Corp.                             1,400     15,141       0.0%
    Noevir Holdings Co., Ltd.              1,700    122,250       0.0%
    NOF Corp.                             10,200    304,350       0.1%
    Nohmi Bosai, Ltd.                      3,000     64,523       0.0%
    Nojima Corp.                           4,700    116,034       0.0%
    Nomura Co., Ltd.                       3,500     70,315       0.0%
    Nomura Holdings, Inc.                102,200    588,626       0.1%
#   Nomura Holdings, Inc. Sponsored ADR   48,288    276,690       0.1%
    Nomura Real Estate Holdings, Inc.     19,500    482,555       0.1%
    Nomura Research Institute, Ltd.        6,222    320,463       0.1%
    Noritake Co., Ltd.                     1,500     64,001       0.0%
#   Noritsu Koki Co., Ltd.                   900     22,482       0.0%
    Noritz Corp.                           3,900     71,060       0.0%
    NS Solutions Corp.                     3,400     98,435       0.0%
    NSD Co., Ltd.                          2,300     47,953       0.0%
    NSK, Ltd.                             19,700    263,619       0.0%
#   NTN Corp.                             47,300    208,047       0.0%
    NTT Data Corp.                        29,700    320,077       0.1%
    NTT DOCOMO, Inc.                      52,600  1,358,869       0.2%
    NTT Urban Development Corp.           13,300    156,705       0.0%
    Nuflare Technology, Inc.                 600     39,621       0.0%
#   OAK Capital Corp.                      8,300     19,236       0.0%
    Obara Group, Inc.                      1,100     64,995       0.0%
    Obayashi Corp.                        71,000    817,651       0.1%
    Obic Co., Ltd.                         2,000    167,522       0.0%
    Odakyu Electric Railway Co., Ltd.     11,700    251,823       0.0%
    Odelic Co., Ltd.                         400     16,257       0.0%
    Oenon Holdings, Inc.                   5,000     21,251       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)        2,300     57,979       0.0%
    Ohashi Technica, Inc.                  1,000     16,578       0.0%
    Ohsho Food Service Corp.                 600     30,112       0.0%
    Oiles Corp.                            1,800     38,899       0.0%
    Oita Bank, Ltd. (The)                  1,000     36,694       0.0%
    Oji Holdings Corp.                    47,000    330,626       0.1%
    Okabe Co., Ltd.                        4,100     38,951       0.0%
    Okamoto Industries, Inc.               6,000     60,036       0.0%
    Okamura Corp.                          5,400     72,909       0.0%
    Okasan Securities Group, Inc.         19,000    108,567       0.0%
    Oki Electric Industry Co., Ltd.        7,100     95,794       0.0%
    Okinawa Cellular Telephone Co.           700     26,056       0.0%
    OKUMA Corp.                            2,200    125,666       0.0%
    Okumura Corp.                          2,200     91,077       0.0%
    Okura Industrial Co., Ltd.             2,000     11,143       0.0%
    Okuwa Co., Ltd.                        2,000     21,566       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                    SHARES  VALUE++   OF NET ASSETS**
                                                    ------ ---------- ---------------
JAPAN -- (Continued)
    Olympus Corp.                                   15,500 $  578,003       0.1%
    Omron Corp.                                      7,700    415,564       0.1%
    Ono Pharmaceutical Co., Ltd.                    11,600    268,137       0.0%
    Onoken Co., Ltd.                                 1,100     19,310       0.0%
    Onward Holdings Co., Ltd.                       15,400    126,910       0.0%
    Ootoya Holdings Co., Ltd.                          700     14,120       0.0%
*   Open Door, Inc.                                    700     12,914       0.0%
    Open House Co., Ltd.                             5,200    289,492       0.1%
#   OPT Holding, Inc.                                1,200     17,883       0.0%
    Optex Group Co., Ltd.                            1,600     48,058       0.0%
    Oracle Corp.                                     2,300    188,939       0.0%
    Organo Corp.                                     1,200     37,486       0.0%
    Orient Corp.                                    54,900     84,760       0.0%
    Oriental Land Co., Ltd.                          8,000    797,237       0.1%
    Origin Electric Co., Ltd.                          400      6,528       0.0%
    Osaka Gas Co., Ltd.                             19,800    426,372       0.1%
    Osaka Soda Co., Ltd.                               800     22,348       0.0%
    Osaki Electric Co., Ltd.                         4,000     28,990       0.0%
    OSG Corp.                                        8,700    192,568       0.0%
    OSJB Holdings Corp.                             11,900     34,870       0.0%
    Otsuka Corp.                                     7,400    342,897       0.1%
    Otsuka Holdings Co., Ltd.                        4,200    219,587       0.0%
    Otsuka Kagu, Ltd.                                2,600     15,031       0.0%
    Outsourcing, Inc.                               12,800    214,597       0.0%
    Oyo Corp.                                        2,100     30,114       0.0%
    Pacific Industrial Co., Ltd.                     3,600     51,062       0.0%
    Pack Corp. (The)                                 1,000     37,868       0.0%
    PAL GROUP Holdings Co., Ltd.                     1,100     30,133       0.0%
    PALTAC Corp.                                     2,400    120,126       0.0%
    Panasonic Corp.                                 77,700  1,150,515       0.1%
    Panasonic Corp. Sponsored ADR                   24,160    357,568       0.1%
    Paraca, Inc.                                       900     20,066       0.0%
    Paramount Bed Holdings Co., Ltd.                 1,500     74,633       0.0%
    Parco Co., Ltd.                                  2,200     27,509       0.0%
    Paris Miki Holdings, Inc.                        2,800     13,338       0.0%
    Park24 Co., Ltd.                                11,300    320,098       0.1%
#   Pasona Group, Inc.                               2,000     33,205       0.0%
    PC Depot Corp.                                   2,320     15,188       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.   3,200     22,411       0.0%
    Penta-Ocean Construction Co., Ltd.              38,500    303,412       0.1%
#   Pepper Food Service Co., Ltd.                      600     34,542       0.0%
#*  PeptiDream, Inc.                                 1,700     68,684       0.0%
    Persol Holdings Co., Ltd.                       18,600    442,125       0.1%
    PIA Corp.                                          400     24,200       0.0%
    Pigeon Corp.                                    13,300    623,425       0.1%
    Pilot Corp.                                      2,900    158,318       0.0%
    Piolax, Inc.                                     1,500     42,018       0.0%
#*  Pioneer Corp.                                   44,000     68,636       0.0%
    Plant Co., Ltd.                                  1,200     14,885       0.0%
#   Plenus Co., Ltd.                                 1,100     18,960       0.0%
    Pola Orbis Holdings, Inc.                        7,000    305,407       0.1%
    Poletowin Pitcrew Holdings, Inc.                 1,600     27,396       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                          SHARES  VALUE++   OF NET ASSETS**
                                          ------ ---------- ---------------
JAPAN -- (Continued)
    Press Kogyo Co., Ltd.                  6,000 $   34,577       0.0%
    Pressance Corp.                        6,900    105,421       0.0%
    Prestige International, Inc.           4,600     52,843       0.0%
    Pronexus, Inc.                           600      7,756       0.0%
    Prospect Co., Ltd.                    25,000     12,236       0.0%
    PS Mitsubishi Construction Co., Ltd.   4,900     32,300       0.0%
    Punch Industry Co., Ltd.               2,000     21,558       0.0%
    Qol Co., Ltd.                          1,800     36,896       0.0%
    Quick Co., Ltd.                          800     13,129       0.0%
    Raito Kogyo Co., Ltd.                  5,500     59,765       0.0%
    Rakuten, Inc.                         91,200    648,119       0.1%
    Raysum Co., Ltd.                       1,900     24,765       0.0%
    Recruit Holdings Co., Ltd.            72,000  1,660,101       0.2%
    Relia, Inc.                            1,400     17,799       0.0%
    Relo Group, Inc.                      14,100    316,756       0.1%
    Renaissance, Inc.                        700     12,194       0.0%
    Rengo Co., Ltd.                       23,800    204,597       0.0%
#*  Renown, Inc.                          11,600     17,418       0.0%
    Resona Holdings, Inc.                 45,500    258,535       0.0%
    Rheon Automatic Machinery Co., Ltd.    1,500     27,607       0.0%
    Rhythm Watch Co., Ltd.                   900     19,403       0.0%
    Ricoh Co., Ltd.                       49,200    480,747       0.1%
    Ricoh Leasing Co., Ltd.                2,900     96,718       0.0%
    Right On Co., Ltd.                     1,300     12,310       0.0%
    Riken Keiki Co., Ltd.                  1,500     33,769       0.0%
    Rinnai Corp.                           1,000     99,549       0.0%
    Rion Co., Ltd.                           700     15,963       0.0%
    Riso Kagaku Corp.                      2,100     41,990       0.0%
    Riso Kyoiku Co., Ltd.                  2,900     22,325       0.0%
#   Rock Field Co., Ltd.                   1,200     22,928       0.0%
    Rohto Pharmaceutical Co., Ltd.         6,500    189,198       0.0%
    Rokko Butter Co., Ltd.                 1,000     23,845       0.0%
    Roland DG Corp.                        1,200     27,864       0.0%
#   Rorze Corp.                            1,000     22,473       0.0%
    Round One Corp.                        4,500     65,087       0.0%
#   RS Technologies Co., Ltd.                600     37,663       0.0%
    Ryobi, Ltd.                            2,400     61,316       0.0%
    Ryoden Corp.                           1,000     16,770       0.0%
    Ryohin Keikaku Co., Ltd.               1,500    513,095       0.1%
    Ryosan Co., Ltd.                       3,700    137,686       0.0%
    Ryoyo Electro Corp.                    3,800     62,919       0.0%
    S Foods, Inc.                            600     25,209       0.0%
    Sac's Bar Holdings, Inc.               1,600     17,115       0.0%
    Sagami Rubber Industries Co., Ltd.     2,000     32,725       0.0%
    Saizeriya Co., Ltd.                    1,800     41,581       0.0%
    Sakai Chemical Industry Co., Ltd.      2,200     57,461       0.0%
    Sakai Heavy Industries, Ltd.             400     16,954       0.0%
    Sakai Moving Service Co., Ltd.           700     37,828       0.0%
    Sakai Ovex Co., Ltd.                     700     15,306       0.0%
    Sakata INX Corp.                       5,300     80,986       0.0%
#   Sakura Internet, Inc.                  3,000     21,506       0.0%
    Sala Corp.                             1,800     11,204       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                           SHARES VALUE++  OF NET ASSETS**
                                           ------ -------- ---------------
JAPAN -- (Continued)
    SAMTY Co., Ltd.                         1,600 $ 29,569       0.0%
    San Holdings, Inc.                      1,000   27,022       0.0%
*   San ju San Financial Group, Inc.        1,510   31,935       0.0%
    San-A Co., Ltd.                         1,400   74,656       0.0%
    San-Ai Oil Co., Ltd.                   11,000  173,174       0.0%
    San-In Godo Bank, Ltd. (The)           10,300   96,840       0.0%
*   Sanden Holdings Corp.                   1,400   20,339       0.0%
    Sanei Architecture Planning Co., Ltd.     500    8,421       0.0%
    Sangetsu Corp.                          4,500   92,869       0.0%
    Sanken Electric Co., Ltd.              12,000   76,801       0.0%
    Sanki Engineering Co., Ltd.             7,200   80,150       0.0%
    Sankyo Co., Ltd.                        4,300  150,746       0.0%
    Sankyo Frontier Co., Ltd.               1,000   29,830       0.0%
    Sankyo Seiko Co., Ltd.                  3,200   14,532       0.0%
    Sankyo Tateyama, Inc.                   1,400   20,770       0.0%
    Sankyu, Inc.                            5,800  281,888       0.1%
    Sanoh Industrial Co., Ltd.              2,800   20,004       0.0%
    Sansei Technologies, Inc.                 900   11,595       0.0%
#   Sanshin Electronics Co., Ltd.           2,400   48,767       0.0%
    Santen Pharmaceutical Co., Ltd.        17,300  290,542       0.1%
    Sanwa Holdings Corp.                   48,700  625,361       0.1%
    Sanyo Chemical Industries, Ltd.         1,400   66,064       0.0%
    Sanyo Denki Co., Ltd.                     800   69,037       0.0%
    Sanyo Electric Railway Co., Ltd.        1,400   35,772       0.0%
    Sanyo Housing Nagoya Co., Ltd.          1,700   18,610       0.0%
#   Sanyo Shokai, Ltd.                        900   20,849       0.0%
#   Sanyo Trading Co., Ltd.                   700   13,750       0.0%
#   Sapporo Holdings, Ltd.                  7,500  214,593       0.0%
    Sato Holdings Corp.                     4,600  129,054       0.0%
    Sato Shoji Corp.                        1,000   11,254       0.0%
    Satori Electric Co., Ltd.               2,100   21,230       0.0%
    Sawada Holdings Co., Ltd.               1,300   11,879       0.0%
#   Sawai Pharmaceutical Co., Ltd.          2,600  112,361       0.0%
    SBI Holdings, Inc.                     30,800  776,631       0.1%
    SBS Holdings, Inc.                      2,200   27,384       0.0%
    Scala, Inc.                             2,600   19,315       0.0%
    SCREEN Holdings Co., Ltd.               5,100  417,153       0.1%
    Scroll Corp.                            2,500   10,058       0.0%
    SCSK Corp.                              3,743  160,186       0.0%
    SEC Carbon, Ltd.                          200   12,069       0.0%
    Secom Co., Ltd.                        12,400  930,295       0.1%
#   Seed Co., Ltd.                            700   46,931       0.0%
    Sega Sammy Holdings, Inc.              15,500  254,614       0.0%
    Seibu Holdings, Inc.                    8,900  150,056       0.0%
#   Seika Corp.                             1,000   25,316       0.0%
    Seikitokyu Kogyo Co., Ltd.              2,600   16,715       0.0%
    Seiko Epson Corp.                      15,200  285,711       0.1%
    Seiko Holdings Corp.                    2,200   57,276       0.0%
    Seino Holdings Co., Ltd.               12,700  237,881       0.0%
    Seiren Co., Ltd.                        4,800   92,540       0.0%
    Sekisui House, Ltd.                    31,400  575,517       0.1%
    Sekisui Jushi Corp.                     2,000   43,548       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Sekisui Plastics Co., Ltd.                     3,500 $   47,014       0.0%
    Senko Group Holdings Co., Ltd.                11,720     90,066       0.0%
    Senshu Electric Co., Ltd.                        600     17,752       0.0%
    Senshu Ikeda Holdings, Inc.                   15,400     60,731       0.0%
*   Senshukai Co., Ltd.                            3,000     15,719       0.0%
#   Septeni Holdings Co., Ltd.                     9,500     24,420       0.0%
    Seria Co., Ltd.                                4,500    220,520       0.0%
    Seven & I Holdings Co., Ltd.                  33,800  1,489,254       0.2%
#   Seven Bank, Ltd.                             142,400    478,102       0.1%
    SFP Holdings Co., Ltd.                           900     16,581       0.0%
#   Sharp Corp.                                    3,800    111,018       0.0%
    Shibaura Electronics Co., Ltd.                   400     19,062       0.0%
    Shibaura Mechatronics Corp.                    5,000     19,964       0.0%
    Shibusawa Warehouse Co., Ltd. (The)              900     15,255       0.0%
    Shibuya Corp.                                  2,100     71,607       0.0%
*   SHIFT, Inc.                                      500     23,098       0.0%
#   Shiga Bank, Ltd. (The)                        14,000     70,920       0.0%
    Shikoku Bank, Ltd. (The)                       2,400     35,041       0.0%
    Shikoku Chemicals Corp.                        4,700     66,522       0.0%
    Shima Seiki Manufacturing, Ltd.                1,500     95,087       0.0%
    Shimachu Co., Ltd.                             3,700    119,445       0.0%
    Shimadzu Corp.                                12,000    325,695       0.1%
    Shimamura Co., Ltd.                            2,300    267,658       0.0%
    Shimano, Inc.                                  2,400    319,125       0.1%
    Shimizu Bank, Ltd. (The)                       1,200     33,749       0.0%
    Shimizu Corp.                                 54,100    535,256       0.1%
    Shin Nippon Air Technologies Co., Ltd.         1,200     17,764       0.0%
    Shin-Etsu Chemical Co., Ltd.                   8,500    852,972       0.1%
    Shin-Etsu Polymer Co., Ltd.                    4,000     37,975       0.0%
    Shinagawa Refractories Co., Ltd.                 400     10,781       0.0%
    Shindengen Electric Manufacturing Co., Ltd.      600     37,642       0.0%
#*  Shinkawa, Ltd.                                 3,200     29,132       0.0%
    Shinko Electric Industries Co., Ltd.           5,500     42,789       0.0%
    Shinko Plantech Co., Ltd.                      5,600     52,569       0.0%
    Shinko Shoji Co., Ltd.                         1,000     17,382       0.0%
    Shinmaywa Industries, Ltd.                    10,000    112,075       0.0%
    Shinnihon Corp.                                3,200     35,497       0.0%
    Shinoken Group Co., Ltd.                       1,400     42,566       0.0%
    Shinsei Bank, Ltd.                            24,700    384,569       0.1%
    Shinsho Corp.                                    800     25,599       0.0%
    Shinwa Co., Ltd.                                 600     14,062       0.0%
    Shionogi & Co., Ltd.                          11,500    591,004       0.1%
    Ship Healthcare Holdings, Inc.                 5,100    177,088       0.0%
    Shiseido Co., Ltd.                            27,300  1,771,251       0.2%
    Shizuoka Bank, Ltd. (The)                     14,000    141,971       0.0%
    Shizuoka Gas Co., Ltd.                         8,300     75,097       0.0%
    Shoei Co., Ltd.                                  800     29,662       0.0%
#   Shoei Foods Corp.                              1,500     59,177       0.0%
    Shofu, Inc.                                    1,900     25,134       0.0%
    Showa Corp.                                    4,300     64,633       0.0%
    Showa Denko K.K.                              10,700    355,997       0.1%
    Showa Sangyo Co., Ltd.                         1,800     47,637       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------- ---------- ---------------
JAPAN -- (Continued)
    Showa Shell Sekiyu K.K.               28,400 $  401,024       0.1%
    SIGMAXYZ, Inc.                         1,100     18,961       0.0%
    Sinanen Holdings Co., Ltd.               800     20,576       0.0%
    Sinfonia Technology Co., Ltd.         11,000     38,823       0.0%
    Sinko Industries, Ltd.                 1,300     21,069       0.0%
    Sintokogio, Ltd.                       5,700     60,729       0.0%
    SK-Electronics Co., Ltd.               1,200     26,127       0.0%
    SKY Perfect JSAT Holdings, Inc.       15,300     69,722       0.0%
#   Skylark Co., Ltd.                      9,400    138,269       0.0%
    SMC Corp.                              1,300    493,991       0.1%
    SMK Corp.                              4,000     14,170       0.0%
    SMS Co., Ltd.                          3,200    121,155       0.0%
    SNT Corp.                              2,900     12,978       0.0%
    Soda Nikka Co., Ltd.                   2,600     17,377       0.0%
    Sodick Co., Ltd.                       3,900     48,001       0.0%
    Soft99 Corp.                           1,100     12,658       0.0%
    SoftBank Group Corp.                  50,084  3,826,884       0.4%
    Softbank Technology Corp.              1,200     18,826       0.0%
    Sogo Medical Co., Ltd.                 2,000     46,677       0.0%
    Sohgo Security Services Co., Ltd.      3,900    192,558       0.0%
    Solasto Corp.                            500     13,233       0.0%
    Sompo Holdings, Inc.                  14,500    607,116       0.1%
    Sony Corp.                            58,500  2,732,307       0.3%
    Sony Financial Holdings, Inc.          4,200     76,624       0.0%
    Sotetsu Holdings, Inc.                 4,000    114,594       0.0%
    Space Co., Ltd.                          700      9,578       0.0%
#   Sparx Group Co., Ltd.                  7,000     18,920       0.0%
    SPK Corp.                                200      5,180       0.0%
    Square Enix Holdings Co., Ltd.         5,100    211,383       0.0%
    SRA Holdings                             400     11,531       0.0%
    Srg Takamiya Co., Ltd.                 3,400     20,972       0.0%
    SRS Holdings Co., Ltd.                 2,600     23,093       0.0%
    ST Corp.                                 700     15,594       0.0%
    St Marc Holdings Co., Ltd.             1,200     33,976       0.0%
    Star Micronics Co., Ltd.               3,000     53,675       0.0%
    Start Today Co., Ltd.                 14,300    412,897       0.1%
    Starts Corp., Inc.                     4,000    110,436       0.0%
#   Stella Chemifa Corp.                   1,700     56,605       0.0%
    Studio Alice Co., Ltd.                 1,400     31,414       0.0%
    Subaru Corp.                          29,300    983,494       0.1%
    Sugi Holdings Co., Ltd.                2,600    151,370       0.0%
    Sugimoto & Co., Ltd.                     600     11,365       0.0%
#   Sumida Corp.                           1,700     23,320       0.0%
    Suminoe Textile Co., Ltd.                500     13,078       0.0%
    Sumitomo Bakelite Co., Ltd.           20,000    180,395       0.0%
    Sumitomo Chemical Co., Ltd.          175,231  1,002,610       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.    9,700    176,412       0.0%
    Sumitomo Densetsu Co., Ltd.            2,100     44,561       0.0%
    Sumitomo Electric Industries, Ltd.    27,200    416,406       0.1%
    Sumitomo Forestry Co., Ltd.           15,400    255,182       0.0%
    Sumitomo Heavy Industries, Ltd.       13,200    504,376       0.1%
    Sumitomo Metal Mining Co., Ltd.       11,100    473,530       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
JAPAN -- (Continued)
    Sumitomo Mitsui Construction Co., Ltd.    28,100 $  172,129       0.0%
    Sumitomo Mitsui Financial Group, Inc.     45,900  1,913,031       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.      11,500    487,681       0.1%
    Sumitomo Precision Products Co., Ltd.      6,000     20,963       0.0%
    Sumitomo Realty & Development Co., Ltd.   16,000    635,571       0.1%
    Sumitomo Riko Co., Ltd.                    2,900     30,315       0.0%
    Sumitomo Rubber Industries, Ltd.           1,803     32,201       0.0%
    Sumitomo Seika Chemicals Co., Ltd.         1,200     57,445       0.0%
    Sumitomo Warehouse Co., Ltd. (The)         8,000     54,732       0.0%
    Sun Frontier Fudousan Co., Ltd.            2,700     32,577       0.0%
    Sun-Wa Technos Corp.                       1,100     16,319       0.0%
    Suncall Corp.                              2,600     17,424       0.0%
    Sundrug Co., Ltd.                          4,300    221,205       0.0%
    Suntory Beverage & Food, Ltd.              7,700    378,916       0.1%
    Suruga Bank, Ltd.                         10,500    142,238       0.0%
    Suzuken Co., Ltd.                          6,190    266,160       0.0%
    Suzuki Motor Corp.                        17,300    929,837       0.1%
    SWCC Showa Holdings Co., Ltd.              2,900     24,974       0.0%
    Sysmex Corp.                               8,500    750,867       0.1%
    Systena Corp.                              1,700     64,491       0.0%
#   Syuppin Co., Ltd.                          1,800     20,228       0.0%
    T Hasegawa Co., Ltd.                         400      8,598       0.0%
    T RAD Co., Ltd.                              800     28,645       0.0%
    T&D Holdings, Inc.                        25,100    426,298       0.1%
    T&K Toka Co., Ltd.                         1,000     12,246       0.0%
    T-Gaia Corp.                               2,700     75,450       0.0%
    Tachi-S Co., Ltd.                          2,800     50,746       0.0%
    Tachibana Eletech Co., Ltd.                1,000     19,074       0.0%
    Tachikawa Corp.                            1,000     13,944       0.0%
    Tadano, Ltd.                               7,600    116,957       0.0%
    Taihei Dengyo Kaisha, Ltd.                 1,500     38,737       0.0%
    Taiho Kogyo Co., Ltd.                      1,600     21,599       0.0%
    Taikisha, Ltd.                             2,900    101,132       0.0%
    Taiko Bank, Ltd. (The)                       700     15,304       0.0%
    Taisei Corp.                              13,400    722,876       0.1%
    Taisho Pharmaceutical Holdings Co., Ltd.   1,200    114,781       0.0%
    Taiyo Holdings Co., Ltd.                   1,900     80,740       0.0%
    Taiyo Nippon Sanso Corp.                   5,800     85,989       0.0%
    Takamatsu Construction Group Co., Ltd.     2,400     64,762       0.0%
    Takano Co., Ltd.                           1,400     12,235       0.0%
    Takaoka Toko Co., Ltd.                     1,400     23,850       0.0%
    Takara Holdings, Inc.                     12,700    153,202       0.0%
    Takara Standard Co., Ltd.                  4,300     73,073       0.0%
    Takasago International Corp.               2,300     71,645       0.0%
    Takasago Thermal Engineering Co., Ltd.     6,400    121,334       0.0%
    Takashimaya Co., Ltd.                     27,000    231,861       0.0%
    Take And Give Needs Co., Ltd.              1,500     15,713       0.0%
    Takeda Pharmaceutical Co., Ltd.           30,100  1,267,512       0.2%
    Takeei Corp.                               3,000     36,610       0.0%
    Takeuchi Manufacturing Co., Ltd.           4,600    105,060       0.0%
    Takisawa Machine Tool Co., Ltd.            1,100     19,397       0.0%
    Takuma Co., Ltd.                           9,600    105,185       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES  VALUE++   OF NET ASSETS**
                                               ------ ---------- ---------------
JAPAN -- (Continued)
    Tama Home Co., Ltd.                         2,100 $   21,633       0.0%
    Tamron Co., Ltd.                            1,000     20,296       0.0%
    Tamura Corp.                                4,000     30,384       0.0%
    Tanseisha Co., Ltd.                         1,900     22,513       0.0%
    Tateru, Inc.                                2,500     42,245       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.   4,900     30,253       0.0%
    Tayca Corp.                                 1,500     39,473       0.0%
    TBK Co., Ltd.                               3,900     19,606       0.0%
    TechMatrix Corp.                            1,500     22,965       0.0%
    TechnoPro Holdings, Inc.                    6,000    349,093       0.1%
    Tecnos Japan, Inc.                          1,300     11,413       0.0%
    Teijin, Ltd.                               35,400    665,550       0.1%
    Teikoku Electric Manufacturing Co., Ltd.    1,000     14,886       0.0%
    Teikoku Sen-I Co., Ltd.                     1,100     22,917       0.0%
    Tekken Corp.                                1,100     32,978       0.0%
    Tenma Corp.                                 2,100     40,059       0.0%
    Tenpos Holdings Co., Ltd.                     900     20,049       0.0%
    Terumo Corp.                                6,900    390,407       0.1%
    THK Co., Ltd.                               5,200    181,237       0.0%
    TIS, Inc.                                   9,800    388,758       0.1%
    TKC Corp.                                   1,500     59,901       0.0%
    Toa Corp.(6894434)                            900     10,630       0.0%
    Toa Corp.(6894508)                          2,600     66,289       0.0%
    TOA ROAD Corp.                                300     10,712       0.0%
    Toagosei Co., Ltd.                         11,700    138,074       0.0%
    Tobishima Corp.                            13,200     21,167       0.0%
    Tobu Railway Co., Ltd.                      7,900    251,550       0.0%
    TOC Co., Ltd.                               3,800     33,648       0.0%
    Tocalo Co., Ltd.                            7,600     94,306       0.0%
    Tochigi Bank, Ltd. (The)                    5,000     18,946       0.0%
    Toda Corp.                                 31,000    255,616       0.0%
#   Toei Animation Co., Ltd.                    1,200     34,359       0.0%
    Toei Co., Ltd.                                700     78,630       0.0%
    Toenec Corp.                                1,200     37,486       0.0%
    Toho Bank, Ltd. (The)                      11,000     42,671       0.0%
    Toho Co., Ltd.(6895200)                     6,000    200,138       0.0%
    Toho Co., Ltd.(6895211)                       800     19,126       0.0%
    Toho Gas Co., Ltd.                         11,900    361,814       0.1%
#   Toho Holdings Co., Ltd.                    10,100    246,489       0.0%
    Toho Titanium Co., Ltd.                     4,300     53,187       0.0%
    Toho Zinc Co., Ltd.                         1,600     73,616       0.0%
    Tohoku Bank, Ltd. (The)                     1,300     17,252       0.0%
    Tohokushinsha Film Corp.                    2,900     20,464       0.0%
    Tokai Carbon Co., Ltd.                     23,100    289,083       0.1%
    Tokai Corp.                                 1,800     40,540       0.0%
    TOKAI Holdings Corp.                        7,500     75,974       0.0%
    Tokai Rika Co., Ltd.                        3,900     77,911       0.0%
    Tokai Tokyo Financial Holdings, Inc.       13,000     94,164       0.0%
#   Token Corp.                                 1,720    163,796       0.0%
    Tokio Marine Holdings, Inc.                32,200  1,519,751       0.2%
    Tokushu Tokai Paper Co., Ltd.               1,000     39,102       0.0%
#*  Tokyo Base Co., Ltd.                        3,100     31,260       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                      SHARES  VALUE++   OF NET ASSETS**
                                                      ------ ---------- ---------------
JAPAN -- (Continued)
    Tokyo Broadcasting System Holdings, Inc.           4,200 $   93,357       0.0%
    Tokyo Century Corp.                                5,000    311,271       0.1%
    Tokyo Dome Corp.                                   5,700     55,420       0.0%
    Tokyo Electron Device, Ltd.                        1,000     19,203       0.0%
    Tokyo Electron, Ltd.                               7,300  1,401,986       0.2%
    Tokyo Energy & Systems, Inc.                       2,000     23,597       0.0%
    Tokyo Gas Co., Ltd.                               24,400    654,782       0.1%
    Tokyo Individualized Educational Institute, Inc.   1,300     14,265       0.0%
#   Tokyo Keiki, Inc.                                  2,200     23,803       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                         4,500    158,100       0.0%
#   Tokyo Rope Manufacturing Co., Ltd.                 1,800     38,684       0.0%
    Tokyo Seimitsu Co., Ltd.                           2,800    106,348       0.0%
    Tokyo Tatemono Co., Ltd.                          18,100    275,648       0.1%
    Tokyo TY Financial Group, Inc.                     2,285     60,310       0.0%
    Tokyotokeiba Co., Ltd.                               700     26,827       0.0%
    Tokyu Construction Co., Ltd.                      12,200    130,292       0.0%
    Tokyu Corp.                                       20,983    352,218       0.1%
    Tokyu Fudosan Holdings Corp.                      74,400    585,490       0.1%
    Tokyu Recreation Co., Ltd.                         3,000     27,204       0.0%
    Toli Corp.                                         4,700     16,724       0.0%
    Tomato Bank, Ltd.                                  1,400     19,524       0.0%
    Tomoe Corp.                                        6,200     34,136       0.0%
    Tomoe Engineering Co., Ltd.                        1,200     23,336       0.0%
    TOMONY Holdings, Inc.                              8,700     38,820       0.0%
    Tomy Co., Ltd.                                    11,100    108,674       0.0%
    Tonami Holdings Co., Ltd.                            300     18,863       0.0%
    Topcon Corp.                                      11,000    218,327       0.0%
    Toppan Forms Co., Ltd.                             6,400     71,489       0.0%
    Toppan Printing Co., Ltd.                         26,000    217,416       0.0%
    Topre Corp.                                        2,800     87,877       0.0%
    Topy Industries, Ltd.                              2,000     59,237       0.0%
    Toray Industries, Inc.                            64,207    599,345       0.1%
    Toridoll Holdings Corp.                            1,400     46,875       0.0%
    Torigoe Co., Ltd. (The)                            2,000     17,918       0.0%
#   Torikizoku Co., Ltd.                               1,000     26,013       0.0%
    Torishima Pump Manufacturing Co., Ltd.             1,100     10,305       0.0%
    Tosei Corp.                                        3,900     47,806       0.0%
*   Toshiba Corp.                                     60,000    160,805       0.0%
    Toshiba Machine Co., Ltd.                          8,000     52,992       0.0%
    Toshiba Plant Systems & Services Corp.             3,300     68,867       0.0%
    Toshiba TEC Corp.                                 17,000     97,293       0.0%
    Tosho Co., Ltd.                                      600     22,059       0.0%
#   Tosho Printing Co., Ltd.                           2,500     22,268       0.0%
#   Totech Corp.                                         500     11,997       0.0%
    Totetsu Kogyo Co., Ltd.                            2,500     74,673       0.0%
    TOTO, Ltd.                                         7,400    419,426       0.1%
    Tottori Bank, Ltd. (The)                           1,400     22,220       0.0%
    Tow Co., Ltd.                                      1,500     12,989       0.0%
    Towa Bank, Ltd. (The)                              1,800     24,015       0.0%
    Towa Corp.                                         2,800     34,392       0.0%
    Towa Pharmaceutical Co., Ltd.                        900     57,266       0.0%
    Toyo Construction Co., Ltd.                        9,000     43,041       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                         SHARES  VALUE++   OF NET ASSETS**
                                         ------ ---------- ---------------
JAPAN -- (Continued)
    Toyo Corp.                            2,500 $   22,341       0.0%
#*  Toyo Engineering Corp.                3,500     36,413       0.0%
    Toyo Ink SC Holdings Co., Ltd.       35,000    216,308       0.0%
    Toyo Kanetsu K.K.                     1,600     48,812       0.0%
    Toyo Kohan Co., Ltd.                  7,500     49,171       0.0%
    Toyo Securities Co., Ltd.             9,000     23,619       0.0%
    Toyo Seikan Group Holdings, Ltd.     18,000    283,197       0.1%
    Toyo Suisan Kaisha, Ltd.              7,300    287,425       0.1%
    Toyo Tanso Co., Ltd.                  1,200     35,289       0.0%
    Toyo Wharf & Warehouse Co., Ltd.        900     14,149       0.0%
    Toyobo Co., Ltd.                     11,023    214,716       0.0%
    Toyoda Gosei Co., Ltd.                8,500    214,616       0.0%
    Toyota Boshoku Corp.                  9,500    199,433       0.0%
    Toyota Industries Corp.               5,100    300,752       0.1%
    Toyota Motor Corp.                   66,919  4,388,036       0.5%
    Toyota Motor Corp. Sponsored ADR     17,953  2,351,484       0.3%
    TPR Co., Ltd.                         3,300     99,971       0.0%
    Trancom Co., Ltd.                       800     60,575       0.0%
#   Transaction Co., Ltd.                 1,000      9,115       0.0%
    Transcosmos, Inc.                     2,500     68,995       0.0%
    Trend Micro, Inc.                     7,700    460,374       0.1%
    Tri Chemical Laboratories, Inc.         800     32,277       0.0%
    Trusco Nakayama Corp.                 5,100    133,893       0.0%
    Trust Tech, Inc.                        800     25,506       0.0%
    TS Tech Co., Ltd.                     8,000    323,677       0.1%
    TSI Holdings Co., Ltd.                9,100     72,660       0.0%
    Tsubaki Nakashima Co., Ltd.           1,800     42,385       0.0%
    Tsubakimoto Chain Co.                14,000    121,315       0.0%
    Tsubakimoto Kogyo Co., Ltd.             600     18,787       0.0%
    Tsugami Corp.                         6,000     72,226       0.0%
    Tsukada Global Holdings, Inc.         4,200     24,783       0.0%
    Tsukuba Bank, Ltd.                    5,900     20,455       0.0%
    Tsukui Corp.                          8,000     63,148       0.0%
    Tsuruha Holdings, Inc.                1,800    258,372       0.0%
    Tsurumi Manufacturing Co., Ltd.       1,900     36,914       0.0%
    Tsutsumi Jewelry Co., Ltd.            1,200     22,538       0.0%
    TV Asahi Holdings Corp.               3,200     75,045       0.0%
    Tv Tokyo Holdings Corp.                 700     19,125       0.0%
#*  U-Shin, Ltd.                          2,100     13,952       0.0%
#   UACJ Corp.                            4,100    106,849       0.0%
    Ulvac, Inc.                           6,100    326,314       0.1%
    Unicharm Corp.                       21,300    598,825       0.1%
*   Uniden Holdings Corp.                10,000     24,932       0.0%
    Union Tool Co.                          500     17,489       0.0%
    Unipres Corp.                         2,700     63,574       0.0%
    United Arrows, Ltd.                   2,800    102,840       0.0%
    United Super Markets Holdings, Inc.   4,300     56,543       0.0%
#   UNITED, Inc.                          1,000     42,238       0.0%
    Universal Entertainment Corp.         1,900     90,255       0.0%
#   Unizo Holdings Co., Ltd.              2,600     61,911       0.0%
#*  Usen-Next Holdings Co., Ltd.          1,300     10,680       0.0%
    Ushio, Inc.                          12,900    181,844       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES  VALUE++   OF NET ASSETS**
                                           ------ ---------- ---------------
JAPAN -- (Continued)
    USS Co., Ltd.                           8,800 $  184,803       0.0%
*   UT Group Co., Ltd.                      3,200     87,948       0.0%
    V Technology Co., Ltd.                    400    104,015       0.0%
    Valor Holdings Co., Ltd.                4,700    131,135       0.0%
    ValueCommerce Co., Ltd.                 1,000     15,194       0.0%
    Vector, Inc.                            3,800     73,301       0.0%
*   VIA Holdings, Inc.                      1,700     10,722       0.0%
*   Vision, Inc.                            1,000     28,930       0.0%
    Vital KSK Holdings, Inc.                6,000     58,805       0.0%
    Vitec Holdings Co., Ltd.                  700     16,438       0.0%
    Voyage Group, Inc.                      1,100     11,764       0.0%
#   VT Holdings Co., Ltd.                  12,700     57,779       0.0%
    Wacoal Holdings Corp.                   9,400    284,593       0.1%
    Wakachiku Construction Co., Ltd.        1,200     18,982       0.0%
    Wakita & Co., Ltd.                      4,700     49,660       0.0%
    Watahan & Co., Ltd.                       800     28,239       0.0%
    WATAMI Co., Ltd.                        1,700     23,062       0.0%
    WDB Holdings Co., Ltd.                    500     15,790       0.0%
    Weathernews, Inc.                         500     15,786       0.0%
    Welcia Holdings Co., Ltd.               3,600    184,880       0.0%
    West Japan Railway Co.                  2,900    204,976       0.0%
    Will Group, Inc.                          700      8,496       0.0%
    WirelessGate, Inc.                      1,100     14,401       0.0%
    Workman Co., Ltd.                         400     15,904       0.0%
    World Holdings Co., Ltd.                1,000     36,190       0.0%
    Wowow, Inc.                             1,300     40,838       0.0%
    Xebio Holdings Co., Ltd.                3,500     65,939       0.0%
#   YA-MAN, Ltd.                            4,000     87,013       0.0%
    Yahagi Construction Co., Ltd.           3,600     27,409       0.0%
#   Yahoo Japan Corp.                      54,600    224,388       0.0%
    Yaizu Suisankagaku Industry Co., Ltd.     200      2,306       0.0%
    Yakult Honsha Co., Ltd.                 5,700    406,077       0.1%
    Yakuodo Co., Ltd.                         800     27,696       0.0%
    YAMABIKO Corp.                          4,800     68,562       0.0%
#   YAMADA Consulting Group Co., Ltd.         400     11,302       0.0%
#   Yamada Denki Co., Ltd.                 34,500    180,451       0.0%
#   Yamagata Bank, Ltd. (The)               2,000     44,119       0.0%
    Yamaguchi Financial Group, Inc.         9,000    112,424       0.0%
    Yamaha Corp.                            5,100    246,090       0.0%
    Yamaha Motor Co., Ltd.                 17,800    569,145       0.1%
#   Yamaichi Electronics Co., Ltd.          3,500     62,681       0.0%
    Yamanashi Chuo Bank, Ltd. (The)         9,000     39,763       0.0%
#   Yamashin-Filter Corp.                   1,900     20,738       0.0%
    Yamatane Corp.                            800     14,270       0.0%
    Yamato Corp.                            2,800     19,020       0.0%
    Yamato Holdings Co., Ltd.              18,100    465,357       0.1%
    Yamato International, Inc.              3,200     17,769       0.0%
    Yamaya Corp.                              500     16,907       0.0%
    Yamazaki Baking Co., Ltd.              15,600    341,598       0.1%
    Yamazen Corp.                           7,100     71,761       0.0%
    Yaoko Co., Ltd.                         2,400    133,105       0.0%
#   Yaskawa Electric Corp.                 30,300  1,230,105       0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
JAPAN -- (Continued)
    Yasuda Logistics Corp.                   1,500 $     13,657       0.0%
    Yasunaga Corp.                           1,200       25,690       0.0%
    Yellow Hat, Ltd.                         1,600       47,456       0.0%
    Yodogawa Steel Works, Ltd.               3,600      102,727       0.0%
    Yokogawa Bridge Holdings Corp.           3,400       74,040       0.0%
    Yokogawa Electric Corp.                 19,500      429,384       0.1%
    Yokohama Reito Co., Ltd.                 4,500       45,606       0.0%
#   Yokowo Co., Ltd.                         1,600       33,621       0.0%
    Yomeishu Seizo Co., Ltd.                   800       17,969       0.0%
    Yomiuri Land Co., Ltd.                     300       13,042       0.0%
    Yondenko Corp.                             400        9,737       0.0%
    Yondoshi Holdings, Inc.                  1,700       41,869       0.0%
    Yorozu Corp.                             1,300       22,384       0.0%
    Yoshinoya Holdings Co., Ltd.               900       16,708       0.0%
    Yossix Co., Ltd.                           400       12,034       0.0%
    Yuasa Trading Co., Ltd.                  1,500       47,945       0.0%
#   Yume No Machi Souzou Iinkai Co., Ltd.    1,100       19,044       0.0%
    Yumeshin Holdings Co., Ltd.              7,200       77,619       0.0%
    Yurtec Corp.                             6,000       52,450       0.0%
#   Zenitaka Corp. (The)                       400       19,880       0.0%
    Zenkoku Hosho Co., Ltd.                  4,700      193,957       0.0%
    Zenrin Co., Ltd.                         3,750       75,452       0.0%
    Zensho Holdings Co., Ltd.                7,500      174,555       0.0%
    Zeon Corp.                              23,000      297,029       0.1%
*   ZIGExN Co., Ltd.                         4,000       31,946       0.0%
#   Zojirushi Corp.                          4,200       56,268       0.0%
    Zuken, Inc.                              1,000       13,851       0.0%
                                                   ------------      ----
TOTAL JAPAN                                         224,137,834      25.0%
                                                   ------------      ----
NETHERLANDS -- (3.4%)
    Aalberts Industries NV                  11,988      590,252       0.1%
    ABN AMRO Group NV                       43,837    1,359,439       0.2%
    Accell Group                             1,885       44,069       0.0%
    Aegon NV                               113,691      833,217       0.1%
    Akzo Nobel NV                           21,911    1,984,223       0.2%
#*  Altice NV Class A                       16,909      161,836       0.0%
*   Altice NV Class B                        5,130       48,952       0.0%
    AMG Advanced Metallurgical Group NV      1,481       69,201       0.0%
    Amsterdam Commodities NV                 2,816       75,177       0.0%
    APERAM SA                                4,891      238,311       0.0%
#   Arcadis NV                               6,829      134,294       0.0%
#   ASM International NV                     3,759      225,688       0.0%
#   ASML Holding NV(B908F01)                11,222    2,114,786       0.3%
#   ASML Holding NV(B929F46)                 3,597      684,793       0.1%
    ASR Nederland NV                         2,313      109,090       0.0%
    BE Semiconductor Industries NV           4,069      281,221       0.0%
#   Beter Bed Holding NV                     1,161       11,663       0.0%
#   BinckBank NV                             5,442       31,669       0.0%
    Brunel International NV                  2,332       41,861       0.0%
    Coca-Cola European Partners P.L.C.      15,863      626,129       0.1%
    Corbion NV                               8,329      266,657       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                 ------- ----------- ---------------
NETHERLANDS -- (Continued)
#   Flow Traders                                   1,000 $    38,768       0.0%
    ForFarmers NV                                    854      11,980       0.0%
#*  Fugro NV                                      11,789     186,434       0.0%
    Gemalto NV(B9MS8P5)                            5,344     321,829       0.1%
    Gemalto NV(B011JK4)                            1,107      66,680       0.0%
    GrandVision NV                                 2,918      71,741       0.0%
*   Heijmans NV                                    2,550      30,286       0.0%
    Heineken NV                                    9,867   1,038,752       0.1%
    Hunter Douglas NV                                379      28,909       0.0%
#   IMCD NV                                        4,270     262,747       0.0%
    ING Groep NV                                  88,753   1,495,533       0.2%
    ING Groep NV Sponsored ADR                    73,797   1,239,052       0.2%
    Intertrust NV                                  1,037      20,658       0.0%
    KAS Bank NV                                    1,864      22,464       0.0%
    Kendrion NV                                    2,087      84,232       0.0%
    Koninklijke Ahold Delhaize NV                 47,817   1,153,560       0.1%
    Koninklijke Ahold Delhaize NV Sponsored ADR      839      20,130       0.0%
#   Koninklijke BAM Groep NV                      17,567      83,670       0.0%
    Koninklijke DSM NV                            13,053   1,349,064       0.2%
    Koninklijke KPN NV                           381,345   1,186,835       0.1%
    Koninklijke Philips NV(2614313)               15,186     641,153       0.1%
    Koninklijke Philips NV(5986622)               27,869   1,179,589       0.1%
#   Koninklijke Vopak NV                          10,223     504,149       0.1%
*   Lucas Bols NV                                    471      10,016       0.0%
    Nederland Apparatenfabriek                       620      37,709       0.0%
    NN Group NV                                   20,157     966,018       0.1%
    Ordina NV                                     12,745      28,790       0.0%
    Philips Lighting NV                            1,784      54,255       0.0%
#   PostNL NV                                     48,961     190,064       0.0%
    Randstad NV                                   18,364   1,181,968       0.1%
#   RELX NV                                       62,004   1,319,267       0.2%
    RELX NV Sponsored ADR                          8,127     172,857       0.0%
    Sligro Food Group NV                           2,263     117,218       0.0%
*   Takeaway.com NV                                  393      22,846       0.0%
    TKH Group NV                                   4,549     287,559       0.0%
*   TomTom NV                                     10,615     104,743       0.0%
#   Unilever NV(2416542)                          66,370   3,791,054       0.4%
    Unilever NV(B12T3J1)                          22,626   1,297,116       0.2%
    Van Lanschot Kempen NV                           959      29,624       0.0%
    Wessanen                                      11,873     239,547       0.0%
    Wolters Kluwer NV                             32,792   1,774,368       0.2%
                                                         -----------       ---
TOTAL NETHERLANDS                                         32,595,762       3.6%
                                                         -----------       ---
NEW ZEALAND -- (0.3%)
    Auckland International Airport, Ltd.          34,959     156,432       0.0%
    Chorus, Ltd.                                  51,795     146,954       0.0%
    Chorus, Ltd. ADR                                 880      12,188       0.0%
    Contact Energy, Ltd.                          30,720     115,932       0.0%
    EBOS Group, Ltd.                               5,796      72,411       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.        38,589     345,126       0.1%
    Fletcher Building, Ltd.(6341606)              45,223     200,294       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
NEW ZEALAND -- (Continued)
    Fletcher Building, Ltd.(6341617)        1,711 $    7,513       0.0%
#   Fonterra Co-operative Group, Ltd.       7,350     29,594       0.0%
    Freightways, Ltd.                      15,563     81,845       0.0%
#   Gentrack Group, Ltd.                    3,190     15,714       0.0%
    Hallenstein Glasson Holdings, Ltd.      4,953     15,904       0.0%
    Heartland Bank, Ltd.                   48,861     61,503       0.0%
    Infratil, Ltd.                         58,984    132,230       0.0%
    Investore Property, Ltd.               12,036     12,013       0.0%
    Kathmandu Holdings, Ltd.                9,300     17,133       0.0%
    Mainfreight, Ltd.                       4,854     84,387       0.0%
    Mercury NZ, Ltd.                       46,398    103,832       0.0%
    Meridian Energy, Ltd.                  77,486    160,062       0.0%
    New Zealand Refining Co., Ltd. (The)   11,163     18,449       0.0%
    NZME, Ltd.                              3,265      1,916       0.0%
    NZX, Ltd.                              21,052     15,984       0.0%
#   Port of Tauranga, Ltd.                 14,966     51,368       0.0%
    Restaurant Brands New Zealand, Ltd.     8,793     44,346       0.0%
    Ryman Healthcare, Ltd.                 13,517    100,607       0.0%
    Scales Corp., Ltd.                     11,134     34,658       0.0%
    Skellerup Holdings, Ltd.               11,410     14,339       0.0%
    SKY Network Television, Ltd.           27,062     43,254       0.0%
    Spark New Zealand, Ltd.               251,037    609,627       0.1%
    Steel & Tube Holdings, Ltd.             4,051      5,694       0.0%
#*  Synlait Milk, Ltd.                      3,910     27,445       0.0%
#   Tourism Holdings, Ltd.                  8,447     36,062       0.0%
    Trade Me Group, Ltd.                   46,990    153,277       0.0%
    Warehouse Group, Ltd. (The)             5,791      8,219       0.0%
    Z Energy, Ltd.                         75,613    384,860       0.1%
                                                  ----------       ---
TOTAL NEW ZEALAND                                  3,321,172       0.4%
                                                  ----------       ---
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA         41,376     32,598       0.0%
#   AF Gruppen ASA                          1,030     16,675       0.0%
*   Akastor ASA                            28,173     55,921       0.0%
*   Aker Solutions ASA                     25,840    174,924       0.0%
    American Shipping Co. ASA               3,443     11,774       0.0%
    Atea ASA                               15,453    229,372       0.1%
    Austevoll Seafood ASA                   7,417     89,265       0.0%
*   Axactor AB                             73,228     25,716       0.0%
    Bakkafrost P/F                          3,185    182,746       0.0%
    Bonheur ASA                             1,304     15,550       0.0%
    Borregaard ASA                          5,619     59,570       0.0%
#*  BW LPG, Ltd.                            2,364      8,203       0.0%
*   BW Offshore, Ltd.                      15,439     84,101       0.0%
    DNB ASA                                52,241    976,977       0.1%
*   DOF ASA                               217,620     23,979       0.0%
    Ekornes ASA                             1,838     25,564       0.0%
    Entra ASA                              11,832    162,269       0.0%
    Europris ASA                            2,251      7,835       0.0%
*   FLEX LNG, Ltd.                         16,597     21,257       0.0%
#*  Fred Olsen Energy ASA                   3,684      5,573       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES  VALUE++   OF NET ASSETS**
                                               ------ ---------- ---------------
NORWAY -- (Continued)
#   Frontline, Ltd.                             1,480 $    6,375       0.0%
    Gjensidige Forsikring ASA                  15,577    246,557       0.1%
#   Golar LNG, Ltd.                               568     18,261       0.0%
    Grieg Seafood ASA                           7,968     85,404       0.0%
*   Kongsberg Automotive ASA                   23,789     27,812       0.0%
    Kongsberg Gruppen ASA                       1,283     31,410       0.0%
*   Kvaerner ASA                               14,430     30,366       0.0%
    Leroy Seafood Group ASA                    51,677    379,067       0.1%
    Marine Harvest ASA                         24,768    539,151       0.1%
#*  NEL ASA                                    46,732     16,093       0.0%
#*  Nordic Nanovector ASA                       2,120     13,129       0.0%
*   Nordic Semiconductor ASA                   13,537     85,165       0.0%
    Norway Royal Salmon ASA                     1,014     23,969       0.0%
*   Norwegian Finans Holding ASA                9,054    110,018       0.0%
    Norwegian Property ASA                      9,038     11,342       0.0%
    Ocean Yield ASA                             9,743     83,789       0.0%
*   Odfjell Drilling, Ltd.                     11,990     53,263       0.0%
    Olav Thon Eiendomsselskap ASA                 976     17,706       0.0%
    Orkla ASA                                  23,872    220,940       0.0%
#*  Otello Corp. ASA                            7,829     19,979       0.0%
*   Petroleum Geo-Services ASA                 30,938    133,162       0.0%
#*  Prosafe SE                                    574        927       0.0%
#   Protector Forsikring ASA                    8,545     79,936       0.0%
    Salmar ASA                                  2,746    127,967       0.0%
    Sbanken ASA                                 2,187     19,744       0.0%
#   Scatec Solar ASA                           16,067     99,680       0.0%
    Schibsted ASA Class A                       6,229    181,622       0.0%
    Schibsted ASA Class B                       8,103    218,006       0.0%
    Selvaag Bolig ASA                           4,930     25,040       0.0%
*   Solstad Farstad ASA                        23,541     18,165       0.0%
    SpareBank 1 SR-Bank ASA                    14,263    141,060       0.0%
    Storebrand ASA                             63,217    540,268       0.1%
#   Subsea 7 SA                                37,237    520,265       0.1%
    TGS NOPEC Geophysical Co. ASA              19,355    610,339       0.1%
    Tomra Systems ASA                           4,410     81,810       0.0%
#   Veidekke ASA                                6,112     74,236       0.0%
    Wilh Wilhelmsen Holding ASA Class A         1,249     36,098       0.0%
    XXL ASA                                     8,040     69,844       0.0%
                                                      ----------       ---
TOTAL NORWAY                                           7,207,834       0.8%
                                                      ----------       ---
PORTUGAL -- (0.1%)
    Altri SGPS SA                               6,485     46,885       0.0%
#   CTT-Correios de Portugal SA                14,273     52,633       0.0%
    Jeronimo Martins SGPS SA                   19,678    345,093       0.1%
    Mota-Engil SGPS SA                         25,583    110,839       0.0%
    Navigator Co. SA (The)                     30,191    176,156       0.0%
    NOS SGPS SA                                31,209    185,514       0.0%
    REN - Redes Energeticas Nacionais SGPS SA  26,979     85,094       0.0%
    Semapa-Sociedade de Investimento e Gestao   3,434     76,788       0.0%
    Sonae Capital SGPS SA                      11,819     14,443       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                      SHARES   VALUE++   OF NET ASSETS**
                                                      ------- ---------- ---------------
PORTUGAL -- (Continued)
    Sonae SGPS SA                                     108,900 $  148,088       0.0%
                                                              ----------       ---
TOTAL PORTUGAL                                                 1,241,533       0.1%
                                                              ----------       ---
SINGAPORE -- (0.9%)
    Accordia Golf Trust                               113,300     52,494       0.0%
    Ascendas India Trust                               36,600     28,665       0.0%
*   Banyan Tree Holdings, Ltd.                         47,000     20,829       0.0%
    Best World International, Ltd.                     23,400     26,266       0.0%
    Boustead Projects, Ltd.                             5,100      3,035       0.0%
    Boustead Singapore, Ltd.                           50,700     30,813       0.0%
    Breadtalk Group, Ltd.                              10,700     15,838       0.0%
    Bukit Sembawang Estates, Ltd.                       5,000     23,300       0.0%
    Bund Center Investment, Ltd.                        5,250      2,822       0.0%
    Centurion Corp., Ltd.                              30,100     10,647       0.0%
    China Aviation Oil Singapore Corp., Ltd.           18,200     22,161       0.0%
    Chip Eng Seng Corp., Ltd.                          45,000     33,780       0.0%
    CITIC Envirotech, Ltd.                             39,400     21,185       0.0%
    City Developments, Ltd.                            40,400    383,917       0.1%
    ComfortDelGro Corp., Ltd.                         120,700    203,716       0.0%
*   COSCO Shipping International Singapore Co., Ltd.  124,000     43,458       0.0%
    CSE Global, Ltd.                                   38,000     11,841       0.0%
    Dairy Farm International Holdings, Ltd.            20,000    167,953       0.0%
    DBS Group Holdings, Ltd.                           30,594    705,867       0.1%
    Del Monte Pacific, Ltd.                            92,600     13,705       0.0%
    Delfi, Ltd.                                        28,200     30,643       0.0%
*   Ezion Holdings, Ltd.                              350,280     31,392       0.0%
#*  Ezra Holdings, Ltd.                               280,402      4,259       0.0%
    Far East Orchard, Ltd.                             20,100     22,389       0.0%
    Food Empire Holdings, Ltd.                         44,600     21,793       0.0%
    Frasers Property, Ltd.                             16,100     24,586       0.0%
    Frencken Group, Ltd.                               50,100     20,783       0.0%
    Genting Singapore P.L.C.                          209,800    183,809       0.0%
    GL, Ltd.                                           35,200     21,469       0.0%
    Great Eastern Holdings, Ltd.                        3,000     70,169       0.0%
    GuocoLand, Ltd.                                    17,666     28,794       0.0%
    Halcyon Agri Corp., Ltd.                           28,372     12,044       0.0%
    Haw Par Corp., Ltd.                                 1,700     17,833       0.0%
    Health Management International, Ltd.              27,500     13,551       0.0%
    Hi-P International, Ltd.                           16,200     19,994       0.0%
    Ho Bee Land, Ltd.                                   6,600     12,805       0.0%
    Hong Fok Corp., Ltd.                               25,600     15,392       0.0%
    Hongkong Land Holdings, Ltd.                       33,700    243,558       0.0%
    Hutchison Port Holdings Trust                     689,300    229,813       0.0%
    k1 Ventures, Ltd.                                  17,100      1,264       0.0%
    Keppel Corp., Ltd.                                 36,400    223,247       0.0%
    Keppel Telecommunications & Transportation, Ltd.    3,000      3,425       0.0%
    Lian Beng Group, Ltd.                              30,000     14,027       0.0%
    M1, Ltd.                                           42,400     57,750       0.0%
    Mandarin Oriental International, Ltd.               6,800     16,256       0.0%
    Metro Holdings, Ltd.                               30,100     26,500       0.0%
#*  Midas Holdings, Ltd.                              200,100     28,974       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES   VALUE++   OF NET ASSETS**
                                                    ------- ---------- ---------------
SINGAPORE -- (Continued)
*   mm2 Asia, Ltd.                                   33,200 $   12,319       0.0%
    NSL, Ltd.                                         2,000      2,067       0.0%
    OUE, Ltd.                                         8,900     12,110       0.0%
    Oversea-Chinese Banking Corp., Ltd.             111,486  1,151,492       0.1%
    Oxley Holdings, Ltd.                             44,484     16,175       0.0%
*   Pacc Offshore Services Holdings, Ltd.            40,700      9,917       0.0%
    Perennial Real Estate Holdings, Ltd.             30,700     20,183       0.0%
    Q&M Dental Group Singapore, Ltd.                 44,400     20,187       0.0%
*   Raffles Education Corp., Ltd.                     6,903        955       0.0%
    RHT Health Trust                                 49,000     29,563       0.0%
    Riverstone Holdings, Ltd.                        18,900     14,938       0.0%
    SATS, Ltd.                                       69,660    289,465       0.1%
#   SembCorp Marine, Ltd.                            42,400     67,791       0.0%
    Sheng Siong Group, Ltd.                          71,000     54,512       0.0%
    SIA Engineering Co., Ltd.                         9,700     23,736       0.0%
    Sinarmas Land, Ltd.                             101,700     27,863       0.0%
    Singapore Exchange, Ltd.                         55,600    322,425       0.1%
    Singapore Post, Ltd.                            174,000    175,203       0.0%
#   Singapore Press Holdings, Ltd.                  220,800    451,191       0.1%
    Singapore Technologies Engineering, Ltd.        108,500    283,927       0.0%
    Singapore Telecommunications, Ltd.(B02PY00)     108,800    289,327       0.1%
    Singapore Telecommunications, Ltd.(B02PY22)     202,500    535,631       0.1%
#*  Sino Grandness Food Industry Group, Ltd.         75,600     11,263       0.0%
    Stamford Land Corp., Ltd.                        32,000     11,814       0.0%
    StarHub, Ltd.                                    61,100    104,231       0.0%
    Straits Trading Co., Ltd.                         8,300     13,758       0.0%
    Sunningdale Tech, Ltd.                           16,000     15,508       0.0%
*   Swiber Holdings, Ltd.                            50,250        773       0.0%
*   Tat Hong Holdings, Ltd.                          24,000      9,828       0.0%
    Tuan Sing Holdings, Ltd.                         67,400     21,734       0.0%
    UMS Holdings, Ltd.                               38,500     30,871       0.0%
    United Engineers, Ltd.                           47,800     97,996       0.0%
    United Industrial Corp., Ltd.                    35,700     87,711       0.0%
    United Overseas Bank, Ltd.                       42,285    957,510       0.1%
    UOB-Kay Hian Holdings, Ltd.                      11,000     11,176       0.0%
    UOL Group, Ltd.                                  49,551    327,266       0.1%
    Valuetronics Holdings, Ltd.                      39,610     23,229       0.0%
    Venture Corp., Ltd.                              17,300    270,590       0.0%
    Wheelock Properties Singapore, Ltd.              25,300     34,601       0.0%
    Wing Tai Holdings, Ltd.                          57,900     88,713       0.0%
*   Yongnam Holdings, Ltd.                           42,375      9,814       0.0%
                                                            ----------       ---
TOTAL SINGAPORE                                              9,158,174       1.0%
                                                            ----------       ---
SPAIN -- (2.3%)
    Abertis Infraestructuras SA                      30,481    672,003       0.1%
#   Acciona SA                                        6,090    509,406       0.1%
    Acerinox SA                                      24,748    347,549       0.1%
    ACS Actividades de Construccion y Servicios SA   17,807    750,471       0.1%
*   Adveo Group International SA                        590      1,520       0.0%
    Aena SME SA                                       2,925    602,926       0.1%
    Almirall SA                                       4,569     56,793       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                      SHARES   VALUE++   OF NET ASSETS**
                                                      ------- ---------- ---------------
SPAIN -- (Continued)
    Amadeus IT Group SA                                33,578 $2,449,844       0.3%
*   Amper SA                                           36,074     10,279       0.0%
    Applus Services SA                                 13,306    179,799       0.0%
    Atresmedia Corp. de Medios de Comunicacion SA       9,050     84,763       0.0%
    Banco Bilbao Vizcaya Argentaria SA                 38,095    308,271       0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR   98,218    791,639       0.1%
    Banco de Sabadell SA                              745,172  1,458,217       0.2%
#   Banco Santander SA                                556,249  3,593,884       0.4%
#   Banco Santander SA Sponsored ADR                   13,065     85,185       0.0%
    Bankia SA                                          32,324    141,824       0.0%
    Bankinter SA                                       32,197    336,495       0.1%
*   Baron de Ley                                          128     17,346       0.0%
    Bolsas y Mercados Espanoles SHMSF SA                3,383    118,569       0.0%
    CaixaBank SA                                      151,174    735,140       0.1%
    Construcciones y Auxiliar de Ferrocarriles SA       1,051     50,402       0.0%
*   Deoleo SA                                          93,743     20,116       0.0%
*   eDreams ODIGEO SA                                   3,371     15,410       0.0%
    Elecnor SA                                          1,739     27,271       0.0%
    Enagas SA                                          36,997  1,075,353       0.1%
    Ence Energia y Celulosa SA                         17,159    132,380       0.0%
    Ercros SA                                           3,762     19,204       0.0%
    Euskaltel SA                                        8,846     82,022       0.0%
    Faes Farma SA                                      15,577     63,245       0.0%
    Ferrovial SA                                       26,998    576,655       0.1%
    Fluidra SA                                          2,687     38,886       0.0%
*   Global Dominion Access SA                           2,935     17,091       0.0%
    Grifols SA                                          7,684    215,442       0.0%
    Grupo Catalana Occidente SA                         2,207     97,178       0.0%
*   Grupo Ezentis SA                                   27,571     24,283       0.0%
    Iberdrola SA                                      108,355    837,147       0.1%
*   Indra Sistemas SA                                  14,815    204,728       0.0%
    Industria de Diseno Textil SA                       1,431     44,358       0.0%
    Laboratorios Farmaceuticos Rovi SA                    843     17,094       0.0%
*   Liberbank SA                                       94,216     53,891       0.0%
    Mapfre SA                                         148,564    515,366       0.1%
#   Mediaset Espana Comunicacion SA                    28,966    277,209       0.0%
    NH Hotel Group SA                                   8,316     64,119       0.0%
*   Obrascon Huarte Lain SA                            12,647     58,969       0.0%
    Papeles y Cartones de Europa SA                     4,476     86,607       0.0%
*   Promotora de Informaciones SA Class A              31,004     72,627       0.0%
    Prosegur Cia de Seguridad SA                       26,064    197,023       0.0%
*   Realia Business SA                                 20,172     26,742       0.0%
#   Red Electrica Corp. SA                             40,326    840,007       0.1%
    Sacyr SA                                           23,097     66,260       0.0%
    Saeta Yield SA                                      6,720     99,921       0.0%
#   Siemens Gamesa Renewable Energy SA                 15,570    266,629       0.0%
    Talgo SA                                            7,027     42,933       0.0%
    Tecnicas Reunidas SA                                5,033    162,226       0.0%
    Telefonica SA                                     183,652  1,871,506       0.2%
    Telefonica SA Sponsored ADR                        24,925    252,989       0.0%
*   Tubacex SA                                          7,070     30,168       0.0%
*   Tubos Reunidos SA                                   1,662        809       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------ ----------- ---------------
SPAIN -- (Continued)
    Vidrala SA                             564 $    59,123       0.0%
*   Vocento SA                           7,149      11,874       0.0%
    Zardoya Otis SA                     18,250     186,269       0.0%
                                               -----------       ---
TOTAL SPAIN                                     22,053,455       2.5%
                                               -----------       ---
SWEDEN -- (3.1%)
    Acando AB                           12,563      42,321       0.0%
    AddLife AB                             927      19,385       0.0%
    AddNode Group AB                        34         321       0.0%
    AddTech AB Class B                   2,966      61,592       0.0%
    AF AB Class B                       10,035     208,783       0.0%
    Ahlsell AB                           4,343      25,932       0.0%
    Alfa Laval AB                       22,803     564,115       0.1%
#   Alimak Group AB                      1,631      24,120       0.0%
*   Arjo AB Class B                     21,153      62,666       0.0%
    Assa Abloy AB Class B               31,638     663,035       0.1%
#   Atlas Copco AB Class A              35,389   1,383,934       0.2%
    Atlas Copco AB Class B              20,800     737,225       0.1%
    Atrium Ljungberg AB Class B          2,034      32,168       0.0%
#   Avanza Bank Holding AB               3,590     168,758       0.0%
    Axfood AB                           14,738     273,809       0.0%
    Beijer Alma AB                       1,735      49,817       0.0%
    Beijer Ref AB                        1,566      24,066       0.0%
    Bergman & Beving AB                  2,281      23,705       0.0%
    Betsson AB                          19,611     139,700       0.0%
    Bilia AB Class A                    11,425      94,195       0.0%
    BillerudKorsnas AB                  25,420     373,511       0.1%
    BioGaia AB Class B                   2,273     109,143       0.0%
    Bjorn Borg AB                          385       1,120       0.0%
#   Boliden AB                          27,923     967,522       0.1%
    Bonava AB                              993      11,897       0.0%
#   Bonava AB Class B                    7,313      88,774       0.0%
    Bravida Holding AB                   3,497      25,045       0.0%
#   Bufab AB                             3,715      50,114       0.0%
    Bulten AB                            2,524      31,950       0.0%
    Bure Equity AB                       6,458      69,241       0.0%
#   Byggmax Group AB                     8,649      45,911       0.0%
    Castellum AB                        25,429     411,052       0.1%
    Catena AB                              724      14,265       0.0%
    Clas Ohlson AB Class B               5,003      54,724       0.0%
    Com Hem Holding AB                  18,076     313,066       0.0%
    Concentric AB                        3,663      59,806       0.0%
    Coor Service Management Holding AB   1,931      13,374       0.0%
    Corem Property Group AB Class B     10,422      11,156       0.0%
*   D Carnegie & Co. AB                    712      11,075       0.0%
#   Dedicare AB Class B                    813       5,703       0.0%
    Dios Fastigheter AB                  6,925      43,934       0.0%
#   Dometic Group AB                     4,232      40,505       0.0%
*   Doro AB                              4,193      20,968       0.0%
    Duni AB                              4,395      59,667       0.0%
    Dustin Group AB                      8,566      71,673       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          PERCENTAGE
                                        SHARES VALUE++  OF NET ASSETS**
                                        ------ -------- ---------------
SWEDEN -- (Continued)
    Eastnine AB                          1,441 $ 15,591       0.0%
#   Elanders AB Class B                  1,312   10,996       0.0%
    Electrolux AB Series B              14,937  393,092       0.1%
#   Elekta AB Class B                   39,582  448,774       0.1%
#*  Eltel AB                             8,642   24,950       0.0%
    Fabege AB                           41,948  482,986       0.1%
    Fagerhult AB                           917    9,357       0.0%
*   Fastighets AB Balder Class B        10,674  274,984       0.0%
    FastPartner AB                         613   10,640       0.0%
    Fenix Outdoor International AG         272   32,827       0.0%
*   Fingerprint Cards AB Class B        28,611   24,721       0.0%
#   Getinge AB Class B                  21,153  197,083       0.0%
    Granges AB                          14,124  197,576       0.0%
    Gunnebo AB                           4,301   14,844       0.0%
*   Haldex AB                            3,031   32,554       0.0%
    Hemfosa Fastigheter AB              10,474  129,743       0.0%
#   Hennes & Mauritz AB Class B         41,769  717,774       0.1%
    Hexagon AB Class B                   8,894  513,530       0.1%
#   Hexpol AB                           30,998  320,770       0.0%
    HIQ International AB                 3,867   31,295       0.0%
    HMS Networks AB                        429    7,166       0.0%
#   Hoist Finance AB                     3,734   33,002       0.0%
    Holmen AB                           14,672  361,771       0.1%
#   Hufvudstaden AB Class A             11,791  173,043       0.0%
    Humana AB                            1,764   10,472       0.0%
    Husqvarna AB Class A                 3,992   38,475       0.0%
    Husqvarna AB Class B                37,270  358,458       0.1%
#   ICA Gruppen AB                       6,899  214,217       0.0%
    Indutrade AB                        10,235  241,381       0.0%
#   Intrum Justitia AB                   7,271  192,949       0.0%
    Inwido AB                            5,755   50,097       0.0%
    ITAB Shop Concept AB Class B         2,638   11,874       0.0%
    JM AB                               13,383  264,774       0.0%
    KappAhl AB                           5,248   15,211       0.0%
#   Karo Pharma AB                       4,478   16,523       0.0%
    Kindred Group P.L.C.                37,805  487,555       0.1%
    Klovern AB Class B                  45,789   57,137       0.0%
    KNOW IT AB                           1,186   24,150       0.0%
#   Kungsleden AB                       19,846  140,742       0.0%
    Lagercrantz Group AB Class B         3,051   28,651       0.0%
    Lifco AB Class B                     2,002   72,701       0.0%
    Lindab International AB              7,293   56,289       0.0%
    Loomis AB Class B                   12,387  451,095       0.1%
#*  Medivir AB Class B                   1,257    5,716       0.0%
#   Mekonomen AB                         2,114   32,313       0.0%
    Millicom International Cellular SA   8,594  569,255       0.1%
    Modern Times Group MTG AB Class B    8,629  339,144       0.1%
*   Momentum Group AB Class B            2,281   25,625       0.0%
#   MQ Holding AB                        2,128    3,683       0.0%
    NCC AB Class B                      11,074  203,982       0.0%
    Nederman Holding AB                    500   15,356       0.0%
#   NetEnt AB                           15,571   88,820       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                   SHARES   VALUE++   OF NET ASSETS**
                                                   ------- ---------- ---------------
SWEDEN -- (Continued)
    New Wave Group AB Class B                        9,840 $   58,419       0.0%
    Nibe Industrier AB Class B                      32,522    331,365       0.0%
    Nobia AB                                        14,388    113,187       0.0%
    Nobina AB                                        5,522     36,239       0.0%
    Nolato AB Class B                                1,124     84,401       0.0%
    Nordea Bank AB                                 121,654  1,237,300       0.2%
    NP3 Fastigheter AB                               2,467     17,419       0.0%
    OEM International AB Class B                       540     11,386       0.0%
#   Opus Group AB                                   14,527     11,702       0.0%
    Oriflame Holding AG                              6,031    285,792       0.0%
    Pandox AB                                        7,135    120,087       0.0%
    Peab AB                                         23,306    206,336       0.0%
    Platzer Fastigheter Holding AB Class B           1,640     10,983       0.0%
#   Pricer AB Class B                               17,492     16,784       0.0%
    Proact IT Group AB                               1,939     36,425       0.0%
    Probi AB                                           137      7,628       0.0%
*   Qliro Group AB                                   5,322      6,440       0.0%
#   Ratos AB Class B                                23,149     91,339       0.0%
*   RaySearch Laboratories AB                        2,607     38,857       0.0%
#   Resurs Holding AB                                4,482     28,876       0.0%
    Saab AB Class B                                  6,132    250,983       0.0%
    Sagax AB Class B                                 1,654     19,354       0.0%
    Sandvik AB                                      49,640    846,383       0.1%
    Scandic Hotels Group AB                          1,954     19,233       0.0%
    Sectra AB Class B                                1,124     24,812       0.0%
#   Securitas AB Class B                            20,750    335,285       0.0%
    Skandinaviska Enskilda Banken AB Class A        87,278    819,369       0.1%
#   Skandinaviska Enskilda Banken AB Class C         1,278     12,886       0.0%
    Skanska AB Class B                              12,913    251,488       0.0%
    SKF AB Class A                                   2,127     43,521       0.0%
#   SKF AB Class B                                  34,546    699,377       0.1%
    SkiStar AB                                       2,503     51,611       0.0%
    Svenska Cellulosa AB SCA Class A                 3,383     38,021       0.0%
    Svenska Cellulosa AB SCA Class B                63,513    703,385       0.1%
    Svenska Handelsbanken AB Class A                51,870    578,468       0.1%
#   Svenska Handelsbanken AB Class B                   988     11,765       0.0%
    Sweco AB Class B                                 6,675    135,950       0.0%
    Swedbank AB Class A                             32,046    696,144       0.1%
*   Swedish Orphan Biovitrum AB                     12,466    267,795       0.0%
    Systemair AB                                       348      4,601       0.0%
    Tele2 AB Class B                                15,301    198,330       0.0%
    Telefonaktiebolaget LM Ericsson Class A          1,595     12,186       0.0%
    Telefonaktiebolaget LM Ericsson Class B         55,542    423,422       0.1%
#   Telefonaktiebolaget LM Ericsson Sponsored ADR   67,310    508,191       0.1%
    Telia Co. AB                                   265,372  1,306,614       0.2%
    Thule Group AB                                   8,079    186,719       0.0%
#   Trelleborg AB Class B                            7,922    185,127       0.0%
#   Troax Group AB                                     923     28,473       0.0%
#   Victoria Park AB Class B                         7,662     31,460       0.0%
#   Vitrolife AB                                     1,098     80,379       0.0%
    Volvo AB Class A                                16,700    286,223       0.0%
    Volvo AB Class B                               105,859  1,793,926       0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------ ----------- ---------------
SWEDEN -- (Continued)
#   Wallenstam AB Class B                 27,134 $   243,088       0.0%
#   Wihlborgs Fastigheter AB               6,388     148,039       0.0%
                                                 -----------       ---
TOTAL SWEDEN                                      29,974,130       3.3%
                                                 -----------       ---
SWITZERLAND -- (6.2%)
    ABB, Ltd.                             44,397   1,035,141       0.1%
#   ABB, Ltd. Sponsored ADR               40,420     940,573       0.1%
    Adecco Group AG                       24,141   1,598,742       0.2%
    Allreal Holding AG                     1,935     318,133       0.0%
    ALSO Holding AG                          902     111,136       0.0%
#   ams AG                                 5,512     454,613       0.1%
    APG SGA SA                               245     100,566       0.0%
#*  Arbonia AG                             3,987      70,924       0.0%
#*  Aryzta AG                             10,343     217,988       0.0%
    Ascom Holding AG                       4,903      98,099       0.0%
#   Autoneum Holding AG                      253      66,248       0.0%
    Baloise Holding AG                     4,608     730,391       0.1%
    Bank Cler AG                             529      22,407       0.0%
    Banque Cantonale de Geneve                44       8,257       0.0%
#   Banque Cantonale Vaudoise                189     150,624       0.0%
    Belimo Holding AG                         22      90,841       0.0%
    Bellevue Group AG                      1,265      29,766       0.0%
#   Berner Kantonalbank AG                   422      78,955       0.0%
    BFW Liegenschaften AG                    385      16,917       0.0%
    BKW AG                                 2,064     134,524       0.0%
    Bobst Group SA                         1,036     110,529       0.0%
    Bossard Holding AG Class A               724     148,367       0.0%
    Bucher Industries AG                     753     275,962       0.0%
#   Burckhardt Compression Holding AG        471     152,836       0.0%
#   Burkhalter Holding AG                    541      50,857       0.0%
    Calida Holding AG                        274       9,976       0.0%
    Carlo Gavazzi Holding AG                  32      10,901       0.0%
    Cembra Money Bank AG                   2,723     230,810       0.0%
    Cicor Technologies, Ltd.                 223      13,266       0.0%
    Cie Financiere Richemont SA           25,995   2,471,050       0.3%
    Cie Financiere Tradition SA              170      18,078       0.0%
    Clariant AG                           34,760     802,445       0.1%
    Coltene Holding AG                       282      26,251       0.0%
    Conzzeta AG                               86     109,632       0.0%
    Credit Suisse Group AG                83,336   1,405,564       0.2%
    Credit Suisse Group AG Sponsored ADR   2,975      49,893       0.0%
    Daetwyler Holding AG                     667     127,225       0.0%
    DKSH Holding AG                        1,238      99,288       0.0%
    dormakaba Holding AG                     338     261,447       0.0%
#*  Dufry AG                               3,795     536,757       0.1%
    EFG International AG                  12,367     100,458       0.0%
    Emmi AG                                  350     282,333       0.0%
    EMS-Chemie Holding AG                    493     304,498       0.0%
    Feintool International Holding AG        280      31,932       0.0%
    Flughafen Zurich AG                    2,010     419,749       0.1%
    Forbo Holding AG                         102     142,678       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                        SHARES  VALUE++   OF NET ASSETS**
                                        ------ ---------- ---------------
SWITZERLAND -- (Continued)
    GAM Holding AG                      20,444 $  326,332       0.1%
    Geberit AG                           1,151    491,169       0.1%
    Georg Fischer AG                       352    437,556       0.1%
    Givaudan SA                            834  1,856,525       0.2%
#   Gurit Holding AG                        43     36,511       0.0%
    Helvetia Holding AG                  1,001    594,605       0.1%
#   HOCHDORF Holding AG                     97     27,234       0.0%
#   Huber & Suhner AG                    1,582     90,359       0.0%
    Hypothekarbank Lenzburg AG               6     27,122       0.0%
*   Idorsia, Ltd.                        7,890    180,954       0.0%
    Implenia AG                          1,949    148,779       0.0%
    Inficon Holding AG                     194    116,155       0.0%
    Interroll Holding AG                    52     86,148       0.0%
    Intershop Holding AG                   149     74,372       0.0%
    Julius Baer Group, Ltd.             15,021    891,471       0.1%
    Kardex AG                              765    107,483       0.0%
    Komax Holding AG                       476    130,841       0.0%
#   Kudelski SA                          3,540     32,568       0.0%
#   Kuehne + Nagel International AG      4,420    688,176       0.1%
    LEM Holding SA                          36     56,848       0.0%
    Liechtensteinische Landesbank AG       694     44,341       0.0%
    Logitech International SA(B1921K0)  10,983    406,591       0.1%
    Logitech International SA(B18ZRK2)  11,748    434,008       0.1%
    Luzerner Kantonalbank AG               299    161,209       0.0%
#   Meier Tobler Group AG                  300      9,881       0.0%
    Metall Zug AG Class B                    9     30,190       0.0%
    Mobilezone Holding AG                3,855     45,606       0.0%
*   Mobimo Holding AG                      858    221,610       0.0%
    Novartis AG                         15,948  1,227,586       0.2%
    Novartis AG Sponsored ADR           45,715  3,505,883       0.4%
    OC Oerlikon Corp. AG                27,900    450,424       0.1%
#*  Orascom Development Holding AG       1,574     24,253       0.0%
    Panalpina Welttransport Holding AG   1,847    233,774       0.0%
    Partners Group Holding AG            1,832  1,336,206       0.2%
    Phoenix Mecano AG                       30     20,245       0.0%
    Plazza AG Class A                       72     16,494       0.0%
#   PSP Swiss Property AG                3,834    358,237       0.1%
    Rieter Holding AG                      364     70,290       0.0%
    Roche Holding AG(7108918)            1,480    337,038       0.1%
    Roche Holding AG(7110388)           39,901  8,865,498       1.0%
#   Schaffner Holding AG                    38     11,347       0.0%
    Schindler Holding AG                 1,338    267,733       0.0%
    Schweiter Technologies AG              139    157,810       0.0%
    SFS Group AG                         1,743    195,976       0.0%
    SGS SA                                 339    823,312       0.1%
    Sika AG                                223  1,618,139       0.2%
    Sonova Holding AG                    7,230  1,191,458       0.1%
    St Galler Kantonalbank AG              252    135,147       0.0%
    Straumann Holding AG                 1,679  1,139,751       0.1%
    Sulzer AG                            1,727    198,689       0.0%
#   Sunrise Communications Group AG      4,798    376,093       0.1%
    Swatch Group AG (The)(7184725)       1,747    838,870       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                      SHARES    VALUE++   OF NET ASSETS**
                                      ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Swatch Group AG (The)(7184736)      3,165 $   282,013       0.0%
    Swiss Life Holding AG               3,313   1,158,950       0.1%
    Swiss Prime Site AG                 7,255     679,750       0.1%
    Swiss Re AG                        17,867   1,702,175       0.2%
#   Swisscom AG                         4,816   2,309,910       0.3%
    Swissquote Group Holding SA         1,149      64,869       0.0%
    Tamedia AG                            271      41,544       0.0%
    Tecan Group AG                        601     132,145       0.0%
    Temenos Group AG                    8,007   1,007,504       0.1%
#   u-blox Holding AG                     750     137,041       0.0%
    UBS Group AG(BRJL176)              67,508   1,133,114       0.1%
*   UBS Group AG(H42097107)            63,236   1,062,365       0.1%
    Valiant Holding AG                  2,015     241,956       0.0%
    Valora Holding AG                     432     144,498       0.0%
    VAT Group AG                        2,169     319,887       0.1%
    Vaudoise Assurances Holding SA        113      61,544       0.0%
    Vetropack Holding AG                    6      12,335       0.0%
#   Vifor Pharma AG                     6,920   1,092,054       0.1%
#*  Von Roll Holding AG                 4,126       5,401       0.0%
    Vontobel Holding AG                 5,505     363,041       0.1%
    VP Bank AG                            199      32,535       0.0%
    VZ Holding AG                         200      56,192       0.0%
    Walliser Kantonalbank                 563      66,741       0.0%
    Warteck Invest AG                       6      12,222       0.0%
#   Ypsomed Holding AG                    410      62,206       0.0%
    Zehnder Group AG                      827      34,671       0.0%
#   Zug Estates Holding AG Class B          8      13,717       0.0%
    Zuger Kantonalbank AG                  11      68,724       0.0%
    Zurich Insurance Group AG           7,959   2,542,386       0.3%
                                              -----------       ---
TOTAL SWITZERLAND                              60,464,014       6.8%
                                              -----------       ---
UNITED KINGDOM -- (13.4%)
    3i Group P.L.C.                    95,454   1,232,135       0.1%
    4imprint Group P.L.C.               1,482      35,076       0.0%
    888 Holdings P.L.C.                38,545     145,754       0.0%
    A.G. Barr P.L.C.                   11,661     112,014       0.0%
    AA P.L.C.                          46,183      86,328       0.0%
    Acacia Mining P.L.C.               19,440      38,353       0.0%
    Admiral Group P.L.C.               26,860     735,061       0.1%
    Antofagasta P.L.C.                 25,361     338,846       0.0%
    Arrow Global Group P.L.C.          23,248     118,215       0.0%
    Ascential P.L.C.                    3,313      19,137       0.0%
    Ashmore Group P.L.C.               50,964     287,917       0.0%
    Ashtead Group P.L.C.               31,016     861,399       0.1%
    AstraZeneca P.L.C.                 14,828   1,037,994       0.1%
    AstraZeneca P.L.C. Sponsored ADR   88,837   3,156,379       0.4%
    Auto Trader Group P.L.C.          142,402     691,949       0.1%
    AVEVA Group P.L.C.                  6,218     183,567       0.0%
    Aviva P.L.C.                      312,392   2,269,740       0.3%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Avon Rubber P.L.C.                        2,199 $   40,699       0.0%
    B&M European Value Retail SA             90,437    503,973       0.1%
    Babcock International Group P.L.C.       58,124    586,684       0.1%
    BAE Systems P.L.C.                      203,849  1,710,337       0.2%
    Balfour Beatty P.L.C.                    29,963    121,003       0.0%
    Barratt Developments P.L.C.             159,628  1,224,036       0.1%
    BBA Aviation P.L.C.                      77,557    339,924       0.0%
    Beazley P.L.C.                           82,480    669,929       0.1%
    Bellway P.L.C.                           24,753  1,127,903       0.1%
    Berkeley Group Holdings P.L.C.           21,417  1,199,009       0.1%
    Bloomsbury Publishing P.L.C.              3,636      8,837       0.0%
    Bodycote P.L.C.                          33,007    406,378       0.1%
    Bovis Homes Group P.L.C.                 20,377    346,706       0.0%
    Braemar Shipping Services P.L.C.          3,084     11,067       0.0%
    Brewin Dolphin Holdings P.L.C.           27,594    137,080       0.0%
    Britvic P.L.C.                           34,666    342,653       0.0%
    BT Group P.L.C.                         373,298  1,281,285       0.2%
#   BT Group P.L.C. Sponsored ADR             1,200     20,700       0.0%
*   BTG P.L.C.                               12,349    115,771       0.0%
    Bunzl P.L.C.                             25,306    733,787       0.1%
    Burberry Group P.L.C.                    49,707  1,248,281       0.2%
*   Cairn Energy P.L.C.                      45,593    141,904       0.0%
    Cambian Group P.L.C.                      6,334     14,597       0.0%
    Capita P.L.C.                            68,207    179,383       0.0%
    Capital & Counties Properties P.L.C.     78,727    311,585       0.0%
    Card Factory P.L.C.                      22,215     70,670       0.0%
    Carillion P.L.C.                         48,256      9,907       0.0%
    Castings P.L.C.                           1,710     10,081       0.0%
    Chemring Group P.L.C.                    21,136     61,009       0.0%
    Chesnara P.L.C.                           6,395     35,630       0.0%
*   Circassia Pharmaceuticals P.L.C.          9,031     11,188       0.0%
    City of London Investment Group P.L.C.    3,231     19,496       0.0%
    Clarkson P.L.C.                           1,065     35,400       0.0%
    Close Brothers Group P.L.C.              15,401    324,270       0.0%
    CLS Holdings P.L.C.                       9,180     31,552       0.0%
    CMC Markets P.L.C.                        8,404     21,923       0.0%
*   Cobham P.L.C.                           262,550    414,664       0.1%
    Coca-Cola HBC AG                          7,992    267,738       0.0%
    Communisis P.L.C.                        24,464     20,540       0.0%
    Compass Group P.L.C.                    137,424  2,948,119       0.3%
    Computacenter P.L.C.                      4,252     73,833       0.0%
    Connect Group P.L.C.                     19,006     15,795       0.0%
    Consort Medical P.L.C.                    2,677     44,136       0.0%
    ConvaTec Group P.L.C.                    47,296    140,800       0.0%
    Costain Group P.L.C.                     20,917    132,816       0.0%
    Countryside Properties P.L.C.            16,973     83,640       0.0%
*   Countrywide P.L.C.                        9,490     14,115       0.0%
    Crest Nicholson Holdings P.L.C.          48,147    322,828       0.0%
    Croda International P.L.C.               17,066  1,043,978       0.1%
    Daejan Holdings P.L.C.                      259     21,319       0.0%
    Daily Mail & General Trust P.L.C.        28,765    267,202       0.0%
    Dairy Crest Group P.L.C.                 17,100    127,577       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    DCC P.L.C.                                15,997 $1,535,466       0.2%
    De La Rue P.L.C.                           6,296     46,139       0.0%
    Debenhams P.L.C.                          50,413     16,042       0.0%
    Dechra Pharmaceuticals P.L.C.              3,333    125,189       0.0%
    Diageo P.L.C.                             15,439    550,781       0.1%
    Diageo P.L.C. Sponsored ADR               24,192  3,434,296       0.4%
    Dignity P.L.C.                             2,366     35,487       0.0%
    Diploma P.L.C.                            19,721    325,388       0.0%
    Direct Line Insurance Group P.L.C.       117,408    603,274       0.1%
    DiscoverIE Group P.L.C.                    4,081     23,599       0.0%
    Dixons Carphone P.L.C.                   117,371    327,277       0.0%
    Domino's Pizza Group P.L.C.               51,410    256,254       0.0%
    DS Smith P.L.C.                          141,734  1,015,313       0.1%
    Dunelm Group P.L.C.                       10,550     81,842       0.0%
*   EI Group P.L.C.                           94,943    168,221       0.0%
    Electrocomponents P.L.C.                  61,410    513,383       0.1%
    Elementis P.L.C.                          35,377    137,796       0.0%
    Entertainment One, Ltd.                   23,326     87,371       0.0%
    Equiniti Group P.L.C.                      3,622     13,662       0.0%
    esure Group P.L.C.                        30,757     95,230       0.0%
    Euromoney Institutional Investor P.L.C.    1,832     33,107       0.0%
    Experian P.L.C.                           94,023  2,154,271       0.3%
    FDM Group Holdings P.L.C.                  1,596     22,355       0.0%
    Fenner P.L.C.                              8,735     72,970       0.0%
    Ferguson P.L.C.                           18,502  1,416,241       0.2%
    Fidessa Group P.L.C.                       2,085    112,637       0.0%
*   Findel P.L.C.                              1,988      6,957       0.0%
    Forterra P.L.C.                            5,462     23,699       0.0%
    Foxtons Group P.L.C.                      29,595     31,605       0.0%
    Fresnillo P.L.C.                           6,976    122,443       0.0%
    Fuller Smith & Turner P.L.C. Class A         636      8,302       0.0%
    G4S P.L.C.                               180,612    641,664       0.1%
#   Galliford Try P.L.C.                      15,068    189,833       0.0%
    Games Workshop Group P.L.C.                1,896     63,229       0.0%
*   Gem Diamonds, Ltd.                         3,300      4,544       0.0%
    GlaxoSmithKline P.L.C.                    19,090    382,891       0.1%
#   GlaxoSmithKline P.L.C. Sponsored ADR      57,441  2,303,958       0.3%
    Gocompare.Com Group P.L.C.                48,810     75,381       0.0%
    Grafton Group P.L.C.                      15,117    156,595       0.0%
    Grainger P.L.C.                           66,568    286,686       0.0%
    Greencore Group P.L.C.                    61,413    133,936       0.0%
#   Greene King P.L.C.                        20,784    156,149       0.0%
*   Gulf Keystone Petroleum, Ltd.              7,583     18,823       0.0%
    GVC CVR                                   93,473     13,936       0.0%
    GVC Holdings P.L.C.                       25,605    313,420       0.0%
    Gym Group P.L.C. (The)                     3,699     12,558       0.0%
    Halfords Group P.L.C.                     26,915    140,266       0.0%
    Halma P.L.C.                              41,198    691,261       0.1%
    Hargreaves Lansdown P.L.C.                18,777    460,347       0.1%
    Hastings Group Holdings P.L.C.            38,163    144,656       0.0%
    Hays P.L.C.                              308,725    760,796       0.1%
    Headlam Group P.L.C.                       3,793     23,324       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                         --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Helical P.L.C.                          20,717 $  107,229       0.0%
    Hill & Smith Holdings P.L.C.            14,452    263,734       0.0%
    Hilton Food Group P.L.C.                 4,430     53,988       0.0%
    Hiscox, Ltd.                            32,436    663,262       0.1%
    Hochschild Mining P.L.C.                35,974    104,055       0.0%
    Hogg Robinson Group P.L.C.               9,782     15,892       0.0%
    HomeServe P.L.C.                        39,440    400,869       0.1%
    Howden Joinery Group P.L.C.             67,811    443,820       0.1%
    HSBC Holdings P.L.C.                    73,078    727,563       0.1%
#   HSBC Holdings P.L.C. Sponsored ADR      69,471  3,491,612       0.4%
*   Hunting P.L.C.                          28,753    317,760       0.0%
    Huntsworth P.L.C.                       14,305     19,624       0.0%
    Ibstock P.L.C.                           6,246     25,536       0.0%
    IG Group Holdings P.L.C.                37,760    431,162       0.1%
    IMI P.L.C.                              33,827    507,005       0.1%
    Inchcape P.L.C.                         78,598    785,222       0.1%
*   Indivior P.L.C.                        117,713    728,948       0.1%
    Informa P.L.C.                          83,090    843,595       0.1%
    Inmarsat P.L.C.                         65,888    340,395       0.0%
    Intermediate Capital Group P.L.C.       34,475    513,682       0.1%
*   Interserve P.L.C.                        9,548     12,311       0.0%
    Intertek Group P.L.C.                   14,128    950,012       0.1%
    Investec P.L.C.                         38,713    306,250       0.0%
*   IP Group P.L.C.                          8,538     15,650       0.0%
    ITE Group P.L.C.                        45,418     95,393       0.0%
    ITV P.L.C.                             487,064  1,013,274       0.1%
    IWG P.L.C.                              82,419    279,965       0.0%
    J Sainsbury P.L.C.                     167,758    711,825       0.1%
*   Jackpotjoy P.L.C.                        1,920     21,649       0.0%
    James Fisher & Sons P.L.C.               4,770    109,609       0.0%
    Jardine Lloyd Thompson Group P.L.C.     14,135    237,898       0.0%
    JD Sports Fashion P.L.C.                49,930    267,840       0.0%
    John Laing Group P.L.C.                  8,638     33,561       0.0%
    John Menzies P.L.C.                     11,421     99,800       0.0%
    John Wood Group P.L.C.                 104,777    816,730       0.1%
    Johnson Matthey P.L.C.                  34,699  1,568,200       0.2%
    Jupiter Fund Management P.L.C.          73,540    459,894       0.1%
*   Just Eat P.L.C.                         36,867    392,482       0.1%
    Just Group P.L.C.                       44,043     85,127       0.0%
    Kainos Group P.L.C.                      5,869     29,269       0.0%
    KCOM Group P.L.C.                       56,398     78,228       0.0%
    Keller Group P.L.C.                      4,706     67,272       0.0%
    Kier Group P.L.C.                        5,533     81,645       0.0%
    Kingfisher P.L.C.                      109,680    457,413       0.1%
    Laird P.L.C.                            36,771     99,322       0.0%
*   Lamprell P.L.C.                         15,273     19,428       0.0%
    Lancashire Holdings, Ltd.               19,221    157,519       0.0%
    Legal & General Group P.L.C.           562,347  2,082,785       0.2%
*   Liberty Global P.L.C. Class A            1,556     46,884       0.0%
*   Liberty Global P.L.C. Class C            3,809    110,842       0.0%
    Lloyds Banking Group P.L.C.          2,810,849  2,493,074       0.3%
    Lloyds Banking Group P.L.C. ADR         42,774    152,703       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Lookers P.L.C.                         48,069 $   66,778       0.0%
    Low & Bonar P.L.C.                     19,043     14,512       0.0%
    LSL Property Services P.L.C.            4,773     16,268       0.0%
    Man Group P.L.C.                       95,527    237,256       0.0%
    Marks & Spencer Group P.L.C.          200,442    792,556       0.1%
    Marshalls P.L.C.                       37,850    222,335       0.0%
    McBride P.L.C.(BFX1KB5)               376,905        519       0.0%
    McBride P.L.C.(0574635)                25,127     52,153       0.0%
    McCarthy & Stone P.L.C.                55,306    103,118       0.0%
    Mears Group P.L.C.                      5,273     23,877       0.0%
    Mediclinic International P.L.C.         8,422     77,497       0.0%
    Meggitt P.L.C.                         93,052    602,824       0.1%
    Melrose Industries P.L.C.             138,775    435,150       0.1%
    Merlin Entertainments P.L.C.           36,257    183,414       0.0%
    Micro Focus International P.L.C.       33,997    586,222       0.1%
    Millennium & Copthorne Hotels P.L.C.    8,744     68,891       0.0%
    Mitie Group P.L.C.                     48,332    121,784       0.0%
    Mondi P.L.C.                           10,212    284,272       0.0%
    Moneysupermarket.com Group P.L.C.      97,659    402,252       0.1%
    Morgan Sindall Group P.L.C.             2,809     48,399       0.0%
    Motorpoint group P.L.C.                 4,035     14,335       0.0%
    N Brown Group P.L.C.                   15,969     44,902       0.0%
    National Grid P.L.C.                   45,222    523,215       0.1%
    National Grid P.L.C. Sponsored ADR      1,358     79,033       0.0%
    NCC Group P.L.C.                        7,937     21,353       0.0%
    Next P.L.C.                             9,489    685,450       0.1%
    NMC Health P.L.C.                       2,067    101,000       0.0%
    Non-Standard Finance P.L.C.            11,512     10,149       0.0%
    Norcros P.L.C.                          4,809     12,488       0.0%
    Northgate P.L.C.                       20,599    105,166       0.0%
*   Ocado Group P.L.C.                     28,002    206,982       0.0%
    On the Beach Group P.L.C.              14,088    118,296       0.0%
    OneSavings Bank P.L.C.                 15,694     85,296       0.0%
*   Ophir Energy P.L.C.                    50,161     41,583       0.0%
    Oxford Instruments P.L.C.               5,907     74,044       0.0%
    Pagegroup P.L.C.                       59,487    439,050       0.1%
    Paragon Banking Group P.L.C.           31,406    225,158       0.0%
    PayPoint P.L.C.                         4,270     50,277       0.0%
    Pearson P.L.C.                         46,403    531,993       0.1%
    Pearson P.L.C. Sponsored ADR           25,246    288,309       0.0%
    Pendragon P.L.C.                      220,442     87,797       0.0%
    Persimmon P.L.C.                       46,715  1,745,058       0.2%
    Petrofac, Ltd.                         42,404    351,896       0.0%
*   Petropavlovsk P.L.C.                  139,668     13,274       0.0%
    Pets at Home Group P.L.C.              33,107     69,547       0.0%
    Phoenix Group Holdings                 36,041    389,321       0.1%
    Photo-Me International P.L.C.          23,550     51,639       0.0%
    Playtech P.L.C.                        38,306    427,269       0.1%
    Polypipe Group P.L.C.                  14,499     76,203       0.0%
    Porvair P.L.C.                          1,478      9,987       0.0%
*   Premier Foods P.L.C.                   88,964     45,678       0.0%
    Provident Financial P.L.C.             27,861    254,600       0.0%
    Prudential P.L.C.                      14,127    363,262       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
#   Prudential P.L.C. ADR                    28,724 $1,474,116       0.2%
    PZ Cussons P.L.C.                        16,911     57,252       0.0%
    QinetiQ Group P.L.C.                     68,814    217,538       0.0%
    Randgold Resources, Ltd.                    690     55,948       0.0%
    Rank Group P.L.C.                        14,277     34,388       0.0%
    Rathbone Brothers P.L.C.                  3,073     98,999       0.0%
*   Raven Russia, Ltd.                        5,054      3,163       0.0%
    Reckitt Benckiser Group P.L.C.           28,486  2,234,669       0.3%
    Redrow P.L.C.                            43,667    376,283       0.1%
    RELX P.L.C.                              12,196    260,665       0.0%
    RELX P.L.C. Sponsored ADR                56,896  1,230,091       0.1%
    Renishaw P.L.C.                           3,905    252,797       0.0%
    Rentokil Initial P.L.C.                 198,454    837,261       0.1%
    Ricardo P.L.C.                            2,876     37,538       0.0%
    Rightmove P.L.C.                         15,236    955,514       0.1%
    Robert Walters P.L.C.                     2,434     24,086       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)    117,808  1,360,582       0.2%
    Rolls-Royce Holdings P.L.C.(BFZWWZ4)  8,364,368     11,515       0.0%
    Rotork P.L.C.                           104,603    471,741       0.1%
    Royal Mail P.L.C.                        85,973    685,631       0.1%
    RPC Group P.L.C.                         40,095    435,065       0.1%
    RPS Group P.L.C.                         29,219    104,097       0.0%
    RSA Insurance Group P.L.C.               94,175    849,739       0.1%
    Sage Group P.L.C. (The)                  64,804    563,643       0.1%
    Savills P.L.C.                           28,543    384,543       0.1%
    Schroders P.L.C.(0239581)                 3,735    120,852       0.0%
    Schroders P.L.C.(0240549)                 9,355    423,225       0.1%
    SDL P.L.C.                                2,041     10,945       0.0%
    Senior P.L.C.                            35,351    143,447       0.0%
*   Serco Group P.L.C.                       93,708    123,833       0.0%
    Severfield P.L.C.                        19,906     21,672       0.0%
    Severn Trent P.L.C.                      27,835    741,184       0.1%
    Shire P.L.C.(B2QKY05)                    16,365    871,434       0.1%
    Shire P.L.C.(B39JBM7)                     1,323    210,926       0.0%
    SIG P.L.C.                               57,355    112,124       0.0%
    Sky P.L.C.                               48,476    919,761       0.1%
    Smith & Nephew P.L.C.                     9,959    190,725       0.0%
#   Smith & Nephew P.L.C. Sponsored ADR      22,655    880,600       0.1%
    Smiths Group P.L.C.                      46,530  1,019,530       0.1%
    Soco International P.L.C.                16,678     24,132       0.0%
    Softcat P.L.C.                           12,609    118,441       0.0%
    Spectris P.L.C.                          12,205    450,328       0.1%
    Speedy Hire P.L.C.                       13,614     10,072       0.0%
    Spirax-Sarco Engineering P.L.C.           8,067    639,472       0.1%
    Spire Healthcare Group P.L.C.             7,041     22,025       0.0%
    Spirent Communications P.L.C.            44,016     72,251       0.0%
*   Sports Direct International P.L.C.       25,935    143,622       0.0%
    SSE P.L.C.                               92,582  1,757,075       0.2%
    SSP Group P.L.C.                         49,889    446,435       0.1%
    St James's Place P.L.C.                  95,727  1,491,165       0.2%
    St. Ives P.L.C.                          19,522     23,128       0.0%
    St. Modwen Properties P.L.C.             41,051    231,762       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES    VALUE++    OF NET ASSETS**
                                         ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Standard Chartered P.L.C.             69,381 $    728,780       0.1%
    Standard Life Aberdeen P.L.C.        147,250      736,647       0.1%
    Sthree P.L.C.                          6,303       28,065       0.0%
    Stobart Group, Ltd.                   19,509       65,681       0.0%
    STV Group P.L.C.                       2,401       10,890       0.0%
    Superdry P.L.C.                        5,843      120,713       0.0%
    Synthomer P.L.C.                      45,815      310,990       0.0%
    TalkTalk Telecom Group P.L.C.         85,213      150,308       0.0%
    Tarsus Group P.L.C.                    6,886       27,686       0.0%
    Taylor Wimpey P.L.C.                 419,797    1,105,550       0.1%
    Ted Baker P.L.C.                       3,949      144,678       0.0%
    Telecom Plus P.L.C.                   11,671      172,807       0.0%
    Tesco P.L.C.                         762,423    2,469,439       0.3%
    Topps Tiles P.L.C.                    11,525       11,020       0.0%
    TP ICAP P.L.C.                        20,095      130,172       0.0%
    Travis Perkins P.L.C.                 23,049      401,369       0.1%
    Trifast P.L.C.                         3,680       13,170       0.0%
    Trinity Mirror P.L.C.                 46,723       54,674       0.0%
    TT Electronics P.L.C.                 11,738       36,058       0.0%
*   Tullow Oil P.L.C.                     22,307       69,810       0.0%
    U & I Group P.L.C.                     8,103       24,416       0.0%
    UBM P.L.C.                            36,383      484,390       0.1%
    UDG Healthcare P.L.C.                 14,870      186,825       0.0%
    Ultra Electronics Holdings P.L.C.     11,616      224,817       0.0%
    Unilever P.L.C.                       21,424    1,201,716       0.1%
    Unilever P.L.C. Sponsored ADR         46,799    2,619,340       0.3%
    United Utilities Group P.L.C.         80,360      819,460       0.1%
*   Vectura Group P.L.C.                 114,041      127,171       0.0%
    Vesuvius P.L.C.                        9,744       78,691       0.0%
    Victrex P.L.C.                        11,632      418,817       0.1%
    Virgin Money Holdings UK P.L.C.       40,173      153,639       0.0%
    Vitec Group P.L.C. (The)               1,089       17,845       0.0%
    Vodafone Group P.L.C.                540,363    1,576,892       0.2%
    Vodafone Group P.L.C. Sponsored ADR    2,548       74,942       0.0%
    Weir Group P.L.C. (The)               10,191      298,207       0.0%
    WH Smith P.L.C.                       12,331      330,510       0.0%
    Whitbread P.L.C.                       5,183      304,953       0.0%
    William Hill P.L.C.                   81,661      328,454       0.0%
    Wilmington P.L.C.                      6,622       22,585       0.0%
    Wincanton P.L.C.                       8,273       27,128       0.0%
*   Wizz Air Holdings P.L.C.                 512       22,482       0.0%
    WM Morrison Supermarkets P.L.C.      234,510      782,129       0.1%
    WPP P.L.C.                            19,286      330,950       0.0%
#   WPP P.L.C. Sponsored ADR               6,805      582,644       0.1%
    Xaar P.L.C.                            3,874       18,868       0.0%
    XP Power, Ltd.                           775       37,252       0.0%
    ZPG P.L.C.                            38,377      189,197       0.0%
                                                 ------------      ----
TOTAL UNITED KINGDOM                              129,446,802      14.4%
                                                 ------------      ----
TOTAL COMMON STOCKS                               882,638,323      98.5%
                                                 ------------      ----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                             --------- ------------ ---------------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                  2,977 $    287,425        0.0%
    Biotest AG                                   1,414       45,044        0.0%
    Draegerwerk AG & Co. KGaA                      817       60,107        0.0%
    Fuchs Petrolub SE                            7,502      402,820        0.0%
    Henkel AG & Co. KGaA                         4,874      619,411        0.1%
    Jungheinrich AG                             11,215      472,959        0.1%
    Porsche Automobil Holding SE                 7,232      614,496        0.1%
    Sartorius AG                                 3,923      602,576        0.1%
    Schaeffler AG                                9,114      141,054        0.0%
    Sixt SE                                      3,159      258,143        0.0%
    STO SE & Co. KGaA                              221       29,459        0.0%
    Villeroy & Boch AG                             866       19,340        0.0%
                                                       ------------      -----
TOTAL GERMANY                                             3,552,834        0.4%
                                                       ------------      -----
TOTAL PREFERRED STOCKS                                    3,552,834        0.4%
                                                       ------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*  Intercell AG Rights 05/16/13                   265           --        0.0%
                                                       ------------      -----
NETHERLANDS -- (0.0%)
*   Fletcher Building, Ltd. Rights 05/18/18        384           --        0.0%
                                                       ------------      -----
NEW ZEALAND -- (0.0%)
*   Fletcher Building, Ltd. Rights 05/18/18      8,212           --        0.0%
                                                       ------------      -----
SINGAPORE -- (0.0%)
*   Ezion Holdings, Ltd. Warrants 04/16/23     210,168           --        0.0%
                                                       ------------      -----
TOTAL RIGHTS/WARRANTS                                            --        0.0%
                                                       ------------      -----
TOTAL INVESTMENT SECURITIES                             886,191,157
                                                       ------------

                                                         VALUE+
                                                       ------------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@ DFA Short Term Investment Fund          7,005,708   81,056,039        9.0%
                                                       ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $810,608,567)                                  $967,247,196      107.9%
                                                       ============      =====

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ----------------------------------------------
                                       LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                     ------------ ------------ ------- ------------
Common Stocks
   Australia                         $    281,422 $ 44,092,266   --    $ 44,373,688
   Austria                                     --    3,724,914   --       3,724,914
   Belgium                                 95,429    9,463,281   --       9,558,710
   Canada                              63,853,177           --   --      63,853,177
   Denmark                                688,375   18,774,779   --      19,463,154
   Finland                                123,247   15,140,025   --      15,263,272
   France                                 319,507   82,939,699   --      83,259,206
   Germany                              3,063,446   64,433,144   --      67,496,590
   Hong Kong                               57,988   20,072,945   --      20,130,933
   Ireland                                     --    4,664,923   --       4,664,923
   Israel                                 619,071    3,407,250   --       4,026,321
   Italy                                  443,391   26,779,334   --      27,222,725
   Japan                                4,996,249  219,141,585   --     224,137,834
   Netherlands                          8,045,712   24,550,050   --      32,595,762
   New Zealand                             12,188    3,308,984   --       3,321,172
   Norway                                  18,261    7,189,573   --       7,207,834
   Portugal                                    --    1,241,533   --       1,241,533
   Singapore                                   --    9,158,174   --       9,158,174
   Spain                                1,129,813   20,923,642   --      22,053,455
   Sweden                                 508,191   29,465,939   --      29,974,130
   Switzerland                          5,965,305   54,498,709   --      60,464,014
   United Kingdom                      20,157,894  109,288,908   --     129,446,802
Preferred Stocks
   Germany                                     --    3,552,834   --       3,552,834
Securities Lending Collateral                  --   81,056,039   --      81,056,039
                                     ------------ ------------   --    ------------
TOTAL                                $110,378,666 $856,868,530   --    $967,247,196
                                     ============ ============   ==    ============

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
COMMON STOCKS -- (91.9%)
AUSTRALIA -- (5.8%)
*   3P Learning, Ltd.                             16,060 $   17,785       0.0%
    Accent Group, Ltd.                            30,018     28,206       0.0%
#   Adairs, Ltd.                                  17,394     27,724       0.0%
#   Adelaide Brighton, Ltd.                       46,171    222,757       0.0%
    AGL Energy, Ltd.                              17,988    293,158       0.0%
    ALS, Ltd.                                     32,646    190,521       0.0%
    Altium, Ltd.                                  10,848    164,741       0.0%
    Alumina, Ltd.                                167,753    330,201       0.1%
#   AMA Group, Ltd.                                5,769      4,194       0.0%
#   Amaysim Australia, Ltd.                       16,048     14,441       0.0%
    Amcor, Ltd.                                   43,808    451,440       0.1%
    AMP, Ltd.                                    288,732    874,040       0.1%
    AP Eagers, Ltd.                               13,435     88,853       0.0%
    APA Group                                     31,390    196,508       0.0%
    Apollo Tourism & Leisure, Ltd.                16,925     19,467       0.0%
    Appen, Ltd.                                    6,371     45,843       0.0%
    ARB Corp., Ltd.                                8,250    128,682       0.0%
    Ardent Leisure Group                          85,369    120,872       0.0%
    Asaleo Care, Ltd.                             78,973     76,828       0.0%
    ASX, Ltd.                                      1,819     79,968       0.0%
    AUB Group, Ltd.                                2,532     26,773       0.0%
    Aurizon Holdings, Ltd.                       146,379    492,601       0.1%
    Ausdrill, Ltd.                                60,060    125,622       0.0%
    AusNet Services                              115,338    148,888       0.0%
#   Australia & New Zealand Banking Group, Ltd.   97,617  1,962,315       0.2%
#*  Australian Agricultural Co., Ltd.             81,018     66,838       0.0%
    Australian Finance Group, Ltd.                18,696     19,316       0.0%
    Australian Pharmaceutical Industries, Ltd.    77,937     79,141       0.0%
#*  Australian Property Systems, Ltd.             28,014    114,718       0.0%
    Auswide Bank, Ltd.                             3,299     13,297       0.0%
#   Automotive Holdings Group, Ltd.               40,084    101,500       0.0%
    Aveo Group                                    50,218     98,626       0.0%
    AVJennings, Ltd.                              17,132      9,154       0.0%
#   Baby Bunting Group, Ltd.                      11,398     11,639       0.0%
#   Bank of Queensland, Ltd.                      44,266    333,513       0.1%
    Bapcor, Ltd.                                  10,466     46,176       0.0%
    Beach Energy, Ltd.                           424,615    500,791       0.1%
#*  Beadell Resources, Ltd.                      169,870     10,257       0.0%
#   Bega Cheese, Ltd.                             10,106     53,861       0.0%
    Bell Financial Group, Ltd.                    31,306     17,054       0.0%
#*  Bellamy's Australia, Ltd.                     11,116    150,584       0.0%
    Bendigo & Adelaide Bank, Ltd.                 54,167    431,126       0.1%
    BHP Billiton, Ltd.                           207,542  4,841,799       0.5%
#   BHP Billiton, Ltd. Sponsored ADR                 254     11,875       0.0%
#   Blackmores, Ltd.                               1,618    143,217       0.0%
    BlueScope Steel, Ltd.                        120,539  1,481,358       0.2%
    Boral, Ltd.                                   82,105    422,536       0.1%
    Brambles, Ltd.                                60,252    445,815       0.1%
    Breville Group, Ltd.                          10,244     87,432       0.0%
    Brickworks, Ltd.                              15,068    180,698       0.0%
    BT Investment Management, Ltd.                20,005    137,437       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES   VALUE++   OF NET ASSETS**
                                               ------- ---------- ---------------
AUSTRALIA -- (Continued)
#   BWX, Ltd.                                    7,948 $   30,155       0.0%
#   Cabcharge Australia, Ltd.                   20,194     27,948       0.0%
    Caltex Australia, Ltd.                      21,983    511,209       0.1%
    Capilano Honey, Ltd.                         1,432     16,248       0.0%
    Capitol Health, Ltd.                        74,959     15,432       0.0%
*   Cardno, Ltd.                                56,221     51,114       0.0%
*   Carnarvon Petroleum, Ltd.                  256,444     27,883       0.0%
    carsales.com, Ltd.                          29,992    321,915       0.0%
*   Cash Converters International, Ltd.         34,080      8,924       0.0%
*   Catapult Group International, Ltd.          14,739     13,340       0.0%
    Cedar Woods Properties, Ltd.                11,892     54,714       0.0%
    Challenger, Ltd.                            31,092    251,378       0.0%
    CIMIC Group, Ltd.                            3,736    127,131       0.0%
    Citadel Group, Ltd. (The)                    2,456     11,069       0.0%
#   Class, Ltd.                                  5,320      9,198       0.0%
    Cleanaway Waste Management, Ltd.           379,424    450,583       0.1%
*   Clinuvel Pharmaceuticals, Ltd.               2,420     21,470       0.0%
    Coca-Cola Amatil, Ltd.                      43,232    301,764       0.0%
    Cochlear, Ltd.                               2,205    320,893       0.0%
    Codan, Ltd.                                 23,509     43,537       0.0%
#   Collection House, Ltd.                      24,917     26,625       0.0%
    Collins Foods, Ltd.                         15,415     62,029       0.0%
#   Commonwealth Bank of Australia              57,064  3,072,578       0.3%
    Computershare, Ltd.                         28,363    360,821       0.1%
#*  Cooper Energy, Ltd.                        160,527     41,544       0.0%
#   Corporate Travel Management, Ltd.            7,520    140,012       0.0%
    Costa Group Holdings, Ltd.                  25,903    141,191       0.0%
    Credit Corp. Group, Ltd.                     5,422     72,960       0.0%
#*  CSG, Ltd.                                   30,846      9,282       0.0%
    CSR, Ltd.                                  103,960    438,647       0.1%
    Data#3, Ltd.                                13,503     17,172       0.0%
*   Decmil Group, Ltd.                          32,726     30,769       0.0%
    Dicker Data, Ltd.                            9,917     21,798       0.0%
    Domain Holdings Australia, Ltd.             29,170     67,630       0.0%
#   Domino's Pizza Enterprises, Ltd.             6,277    198,712       0.0%
#*  Doray Minerals, Ltd.                        25,888      5,616       0.0%
    Downer EDI, Ltd.                           112,199    577,463       0.1%
    DuluxGroup, Ltd.                            53,213    309,389       0.0%
    DWS, Ltd.                                    3,602      3,372       0.0%
    Eclipx Group, Ltd.                          34,788     84,738       0.0%
    Elders, Ltd.                                12,836     76,162       0.0%
*   Empired, Ltd.                               30,093     10,633       0.0%
*   Energy Resources of Australia, Ltd.         13,961      5,602       0.0%
*   Energy World Corp., Ltd.                    19,261      2,903       0.0%
    EQT Holdings, Ltd.                             676     10,690       0.0%
    ERM Power, Ltd.                             22,101     28,344       0.0%
    Estia Health, Ltd.                          35,954     95,820       0.0%
    Event Hospitality and Entertainment, Ltd.   17,340    181,368       0.0%
    Evolution Mining, Ltd.                     211,985    506,738       0.1%
    Fairfax Media, Ltd.                        436,067    233,410       0.0%
#   Finbar Group, Ltd.                           8,281      6,359       0.0%
#   Fleetwood Corp., Ltd.                       12,321     20,544       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                 SHARES  VALUE++  OF NET ASSETS**
                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
    FlexiGroup, Ltd.                              52,842 $ 81,705       0.0%
    Flight Centre Travel Group, Ltd.               6,523  273,259       0.0%
    Fortescue Metals Group, Ltd.                 233,506  792,254       0.1%
#   G8 Education, Ltd.                            66,419  112,834       0.0%
#*  Galaxy Resources, Ltd.                        17,015   38,586       0.0%
    Gateway Lifestyle                             31,832   47,485       0.0%
#   GBST Holdings, Ltd.                            1,530    2,580       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.   45,639   79,478       0.0%
    Global Construction Services, Ltd.             6,943    3,686       0.0%
#*  Gold Road Resources, Ltd.                    114,783   68,385       0.0%
    Grange Resources, Ltd.                       136,583   17,876       0.0%
    Greencross, Ltd.                              15,752   62,811       0.0%
*   Greenland Minerals & Energy, Ltd.            279,308   18,027       0.0%
    GUD Holdings, Ltd.                             7,412   70,416       0.0%
    GWA Group, Ltd.                               41,049  118,515       0.0%
    Hansen Technologies, Ltd.                     13,566   43,716       0.0%
#   Harvey Norman Holdings, Ltd.                 111,066  292,768       0.0%
#   HT&E, Ltd.                                    48,554   85,334       0.0%
    Huon Aquaculture Group, Ltd.                   6,086   21,280       0.0%
    IDP Education, Ltd.                           12,883   74,456       0.0%
    Iluka Resources, Ltd.                         17,524  153,841       0.0%
*   Imdex, Ltd.                                   51,724   48,233       0.0%
#   IMF Bentham, Ltd.                             25,892   48,455       0.0%
    Incitec Pivot, Ltd.                          185,465  527,781       0.1%
#   Independence Group NL                         92,465  355,717       0.1%
*   Infigen Energy                                92,551   47,962       0.0%
    Infomedia, Ltd.                               36,201   24,050       0.0%
    Inghams Group, Ltd.                            9,950   28,074       0.0%
    Insurance Australia Group, Ltd.               91,942  544,289       0.1%
    Integrated Research, Ltd.                      9,550   27,503       0.0%
    InvoCare, Ltd.                                13,423  131,184       0.0%
    IOOF Holdings, Ltd.                           31,876  214,070       0.0%
    IRESS, Ltd.                                   14,239  111,702       0.0%
    iSelect, Ltd.                                  8,736    3,749       0.0%
#   iSentia Group, Ltd.                           47,120   28,288       0.0%
    IVE Group, Ltd.                               13,787   23,071       0.0%
    James Hardie Industries P.L.C.                21,269  375,598       0.1%
#   Japara Healthcare, Ltd.                       43,832   62,558       0.0%
#   JB Hi-Fi, Ltd.                                15,266  294,322       0.0%
    Jumbo Interactive, Ltd.                        6,105   20,017       0.0%
#*  Karoon Gas Australia, Ltd.                    41,989   39,858       0.0%
#*  Kingsgate Consolidated, Ltd.                  33,671    7,184       0.0%
#   Kogan.com, Ltd.                                  204    1,183       0.0%
    LendLease Group                               50,252  673,948       0.1%
    LifeHealthcare Group, Ltd.                     6,221   16,937       0.0%
    Lifestyle Communities, Ltd.                    5,202   19,571       0.0%
    Link Administration Holdings, Ltd.            21,921  136,400       0.0%
#   Lovisa Holdings, Ltd.                          1,998   14,465       0.0%
*   Lynas Corp., Ltd.                             23,792   45,852       0.0%
    MACA, Ltd.                                    34,953   33,853       0.0%
*   Macmahon Holdings, Ltd.                      237,156   38,976       0.0%
    Macquarie Atlas Roads Group                   65,341  315,935       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Macquarie Group, Ltd.                   11,322 $  922,067       0.1%
#   Magellan Financial Group, Ltd.           9,581    167,385       0.0%
    Mantra Group, Ltd.                      37,200    110,469       0.0%
    MaxiTRANS Industries, Ltd.              11,936      6,120       0.0%
#*  Mayne Pharma Group, Ltd.               168,622     85,962       0.0%
    McMillan Shakespeare, Ltd.               9,011    113,858       0.0%
    McPherson's, Ltd.                        2,822      2,650       0.0%
    Medibank Pvt, Ltd.                     210,778    463,239       0.1%
*   Medusa Mining, Ltd.                     45,149     18,929       0.0%
    Melbourne IT, Ltd.                      10,226     28,394       0.0%
#*  Mesoblast, Ltd.                         22,887     25,160       0.0%
#   Metals X, Ltd.                         134,023     78,501       0.0%
    Michael Hill International, Ltd.        22,149     16,965       0.0%
*   Millennium Minerals, Ltd.               85,111     13,642       0.0%
    Mineral Resources, Ltd.                 32,526    435,554       0.1%
#*  MMA Offshore, Ltd.                     129,478     22,878       0.0%
#   MNF Group, Ltd.                          1,951      7,629       0.0%
    Monadelphous Group, Ltd.                16,064    194,290       0.0%
    Monash IVF Group, Ltd.                  35,085     30,869       0.0%
    Money3 Corp., Ltd.                      14,287     19,012       0.0%
#   Mortgage Choice, Ltd.                   18,309     24,019       0.0%
    Motorcycle Holdings, Ltd.                2,826      6,672       0.0%
    Mount Gibson Iron, Ltd.                127,525     39,782       0.0%
#   Myer Holdings, Ltd.                    121,779     35,166       0.0%
    MYOB Group, Ltd.                        31,196     76,065       0.0%
    MyState, Ltd.                            7,026     24,575       0.0%
#   National Australia Bank, Ltd.          126,792  2,756,336       0.3%
    Navigator Global Investments, Ltd.      20,317     58,419       0.0%
    Navitas, Ltd.                           26,460     84,720       0.0%
    New Hope Corp., Ltd.                    34,564     56,229       0.0%
    Newcrest Mining, Ltd.                   51,092    809,805       0.1%
    nib holdings, Ltd.                      56,345    235,533       0.0%
    Nick Scali, Ltd.                         3,643     19,016       0.0%
    Nine Entertainment Co. Holdings, Ltd.  130,812    231,646       0.0%
    Northern Star Resources, Ltd.           83,630    399,122       0.1%
*   NRW Holdings, Ltd.                      73,198     70,177       0.0%
    Nufarm, Ltd.                            37,956    259,439       0.0%
    OFX Group, Ltd.                         24,442     33,042       0.0%
    Oil Search, Ltd.                        79,425    467,263       0.1%
*   OM Holdings, Ltd.                       11,490     10,357       0.0%
*   Onevue Holdings, Ltd.                   24,977     13,345       0.0%
    oOh!media, Ltd.                         12,570     45,901       0.0%
    Orica, Ltd.                             34,764    517,953       0.1%
*   Origin Energy, Ltd.                    119,023    868,960       0.1%
    Orora, Ltd.                            228,829    573,911       0.1%
    OZ Minerals, Ltd.                       56,393    389,166       0.1%
#   Pacific Current Group, Ltd.              2,958     13,969       0.0%
    Pact Group Holdings, Ltd.               22,420     95,464       0.0%
*   Paladin Energy, Ltd.                     3,149        297       0.0%
*   Panoramic Resources, Ltd.              108,659     43,076       0.0%
    Paragon Care, Ltd.                      29,906     16,412       0.0%
    Peet, Ltd.                              40,858     43,430       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                      SHARES   VALUE++   OF NET ASSETS**
                                      ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Perpetual, Ltd.                     5,544 $  167,255       0.0%
*   Perseus Mining, Ltd.              198,049     68,018       0.0%
    Pioneer Credit, Ltd.                9,616     25,216       0.0%
#   Platinum Asset Management, Ltd.    25,578    108,498       0.0%
*   PMP, Ltd.                          63,875     13,443       0.0%
#*  Praemium, Ltd.                     43,406     22,718       0.0%
    Premier Investments, Ltd.          16,585    195,827       0.0%
    Prime Media Group, Ltd.            92,232     20,076       0.0%
    Pro Medicus, Ltd.                   5,102     30,632       0.0%
    PWR Holdings, Ltd.                 10,450     18,501       0.0%
    Qantas Airways, Ltd.               56,667    245,071       0.0%
    QBE Insurance Group, Ltd.          94,922    708,932       0.1%
    QMS Media, Ltd.                    27,380     21,618       0.0%
#   Qube Holdings, Ltd.               237,763    409,782       0.1%
#*  Quintis, Ltd.                      26,787      5,223       0.0%
*   Ramelius Resources, Ltd.          127,013     49,022       0.0%
    RCR Tomlinson, Ltd.                29,685     90,467       0.0%
    REA Group, Ltd.                     2,678    162,131       0.0%
*   Reckon, Ltd.                        6,209      6,016       0.0%
    Reece, Ltd.                         7,357     58,716       0.0%
#   Regis Healthcare, Ltd.             18,284     52,542       0.0%
    Regis Resources, Ltd.              60,525    213,583       0.0%
    Reject Shop, Ltd. (The)             5,557     30,794       0.0%
    Reliance Worldwide Corp., Ltd.      3,706     13,152       0.0%
    Resolute Mining, Ltd.             145,459    124,225       0.0%
#   Retail Food Group, Ltd.            24,789     17,151       0.0%
    Ridley Corp., Ltd.                 47,896     45,918       0.0%
    Rio Tinto, Ltd.                    20,934  1,245,869       0.1%
    Ruralco Holdings, Ltd.              9,648     22,811       0.0%
    RXP Services, Ltd.                 24,648     10,544       0.0%
    Sandfire Resources NL              41,731    246,979       0.0%
*   Santos, Ltd.                      133,407    614,447       0.1%
*   Saracen Mineral Holdings, Ltd.     90,687    127,481       0.0%
#   SeaLink Travel Group, Ltd.          9,237     27,324       0.0%
    Seek, Ltd.                         25,229    366,977       0.1%
    Select Harvests, Ltd.              15,761     73,794       0.0%
*   Senex Energy, Ltd.                224,572     69,702       0.0%
    Servcorp, Ltd.                      5,109     18,356       0.0%
    Service Stream, Ltd.               57,356     68,096       0.0%
#   Seven Group Holdings, Ltd.         16,794    229,001       0.0%
    Seven West Media, Ltd.            235,004     97,735       0.0%
    SG Fleet Group, Ltd.                6,627     17,616       0.0%
    Sigma Healthcare, Ltd.            183,103    106,397       0.0%
#   Silver Chef, Ltd.                   4,994     12,993       0.0%
#*  Silver Lake Resources, Ltd.       109,241     45,778       0.0%
    Sims Metal Management, Ltd.        31,489    380,566       0.1%
*   Sino Gas & Energy Holdings, Ltd.  170,274     21,682       0.0%
    Sirtex Medical, Ltd.                6,914    144,599       0.0%
    SmartGroup Corp., Ltd.              6,931     56,468       0.0%
    Sonic Healthcare, Ltd.             14,129    250,510       0.0%
    South32, Ltd.                     402,894  1,118,039       0.1%
    South32, Ltd. ADR                   2,251     31,266       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
AUSTRALIA -- (Continued)
    Southern Cross Media Group, Ltd.         79,239 $    68,613       0.0%
    Spark Infrastructure Group              161,992     285,626       0.0%
    SpeedCast International, Ltd.            13,995      62,159       0.0%
    St Barbara, Ltd.                         63,949     204,015       0.0%
    Steadfast Group, Ltd.                    31,433      64,723       0.0%
    Suncorp Group, Ltd.                      50,308     529,124       0.1%
#*  Sundance Energy Australia, Ltd.         315,246      14,657       0.0%
    Sunland Group, Ltd.                       6,809       9,004       0.0%
#   Super Retail Group, Ltd.                 28,156     152,227       0.0%
#   Superloop, Ltd.                           5,903       8,382       0.0%
    Sydney Airport                           27,529     147,393       0.0%
#*  Syrah Resources, Ltd.                    44,080     105,536       0.0%
    Tassal Group, Ltd.                       34,961     101,850       0.0%
    Technology One, Ltd.                     30,201     112,181       0.0%
    Telstra Corp., Ltd.                     117,310     278,919       0.0%
    Thorn Group, Ltd.                        35,581      16,363       0.0%
*   Tiger Resources, Ltd.                   219,444       3,292       0.0%
    Tox Free Solutions, Ltd.                 30,492      78,903       0.0%
#   TPG Telecom, Ltd.                        69,683     292,291       0.0%
    Transurban Group                         31,121     271,179       0.0%
#*  Troy Resources, Ltd.                        583          57       0.0%
    Villa World, Ltd.                        21,720      40,329       0.0%
#*  Village Roadshow, Ltd.                   14,328      23,271       0.0%
*   Virgin Australia Holdings, Ltd.         264,898      43,709       0.0%
    Virtus Health, Ltd.                      14,879      63,104       0.0%
    Vita Group, Ltd.                         22,463      18,270       0.0%
    Vocus Group, Ltd.                        78,995     145,181       0.0%
*   Watpac, Ltd.                             27,091      16,145       0.0%
#   Webjet, Ltd.                             10,269      84,585       0.0%
    Webster, Ltd.                            11,619      13,564       0.0%
    Wesfarmers, Ltd.                         33,462   1,100,886       0.1%
    Western Areas, Ltd.                      52,448     135,057       0.0%
*   Westgold Resources, Ltd.                  9,874      10,929       0.0%
#   Westpac Banking Corp.                   144,902   3,112,559       0.3%
#   Whitehaven Coal, Ltd.                   116,368     401,267       0.1%
    WiseTech Global, Ltd.                     3,892      29,231       0.0%
    Woodside Petroleum, Ltd.                 44,723   1,083,794       0.1%
    Woolworths Group, Ltd.                   21,372     447,012       0.1%
    WorleyParsons, Ltd.                      34,663     422,500       0.1%
    WPP AUNZ, Ltd.                           68,187      47,033       0.0%
*   Xero, Ltd.                                2,235      63,579       0.0%
                                                    -----------       ---
TOTAL AUSTRALIA                                      61,659,985       6.2%
                                                    -----------       ---
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                      549      64,211       0.0%
    ANDRITZ AG                                7,067     379,862       0.1%
    Atrium European Real Estate, Ltd.        19,480      94,506       0.0%
    Austria Technologie & Systemtechnik AG    7,153     176,626       0.0%
    CA Immobilien Anlagen AG                  8,833     306,291       0.1%
#   DO & CO AG                                  627      38,974       0.0%
    Erste Group Bank AG                      19,320     944,779       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES  VALUE++   OF NET ASSETS**
                                               ------ ---------- ---------------
AUSTRIA -- (Continued)
    EVN AG                                      6,622 $  135,577       0.0%
*   FACC AG                                     1,905     46,759       0.0%
    Flughafen Wien AG                             621     25,237       0.0%
    IMMOFINANZ AG                              89,609    234,593       0.0%
    Kapsch TrafficCom AG                          788     35,078       0.0%
    Lenzing AG                                  1,292    150,346       0.0%
    Mayr Melnhof Karton AG                      1,212    183,664       0.0%
    Oesterreichische Post AG                    3,927    188,588       0.0%
    OMV AG                                      7,513    465,318       0.1%
#   Palfinger AG                                1,670     62,619       0.0%
    POLYTEC Holding AG                          2,865     51,564       0.0%
#   Porr AG                                     2,002     71,249       0.0%
*   Raiffeisen Bank International AG           21,904    739,393       0.1%
    Rosenbauer International AG                   131      7,964       0.0%
    S IMMO AG                                   5,704    112,833       0.0%
*   Schoeller-Bleckmann Oilfield Equipment AG     660     81,593       0.0%
#   Semperit AG Holding                         1,997     44,048       0.0%
    Strabag SE                                  2,105     86,622       0.0%
    Telekom Austria AG                         19,768    188,502       0.0%
    UBM Development AG                            613     30,944       0.0%
    UNIQA Insurance Group AG                   24,679    295,516       0.1%
    Verbund AG                                  8,017    248,280       0.0%
    Wienerberger AG                             9,422    237,415       0.0%
#   Zumtobel Group AG                           2,684     24,323       0.0%
                                                      ----------       ---
TOTAL AUSTRIA                                          5,753,274       0.6%
                                                      ----------       ---
BELGIUM -- (1.1%)
*   Ablynx NV                                   2,054    110,724       0.0%
    Ackermans & van Haaren NV                   3,623    653,755       0.1%
    Ageas                                      25,421  1,359,833       0.2%
*   AGFA-Gevaert NV                            31,065    110,753       0.0%
*   Argenx SE ADR                                 352     30,842       0.0%
    Atenor                                        415     23,439       0.0%
    Banque Nationale de Belgique                   19     67,565       0.0%
    Barco NV                                    1,790    231,234       0.0%
    Bekaert SA                                  7,196    302,265       0.1%
#*  Biocartis NV                                1,113     17,094       0.0%
#   bpost SA                                   13,289    291,438       0.0%
    Cie d'Entreprises CFE                       1,752    220,528       0.0%
    Cie Immobiliere de Belgique SA                381     24,981       0.0%
    Colruyt SA                                 10,547    593,493       0.1%
    D'ieteren SA                                4,589    195,318       0.0%
    Deceuninck NV                              13,585     48,034       0.0%
    Econocom Group SA                          12,480     80,350       0.0%
    Elia System Operator SA                     3,275    206,907       0.0%
#*  Euronav NV                                  4,354     35,485       0.0%
#   Euronav NV                                 19,997    161,352       0.0%
    EVS Broadcast Equipment SA                  1,407     46,105       0.0%
#*  Exmar NV                                    6,018     42,031       0.0%
*   Fagron                                      1,309     22,538       0.0%
    Gimv NV                                     2,031    121,698       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------ ----------- ---------------
BELGIUM -- (Continued)
#   Ion Beam Applications                            435 $     8,870       0.0%
    Jensen-Group NV                                  229      12,307       0.0%
    KBC Group NV                                  19,579   1,702,198       0.2%
    Kinepolis Group NV                             1,673     116,897       0.0%
    Lotus Bakeries                                    35      99,329       0.0%
    Melexis NV                                     2,480     235,994       0.0%
#*  Nyrstar NV                                    15,384     106,163       0.0%
#   Ontex Group NV                                14,298     366,494       0.1%
    Picanol                                          293      32,454       0.0%
#   Proximus SADP                                 25,812     790,987       0.1%
    RealDolmen                                       507      22,490       0.0%
    Recticel SA                                    6,729      84,020       0.0%
    Resilux                                          210      35,661       0.0%
    Roularta Media Group NV                          370       9,851       0.0%
    Sioen Industries NV                            1,485      54,675       0.0%
    Sipef SA                                         709      51,224       0.0%
    Solvay SA                                     10,190   1,417,126       0.2%
*   Telenet Group Holding NV                       3,530     206,292       0.0%
    TER Beke SA                                      109      22,258       0.0%
*   Tessenderlo Group SA                           6,656     279,040       0.0%
*   ThromboGenics NV                               7,971      46,035       0.0%
#   Umicore SA                                    21,896   1,217,824       0.1%
    Van de Velde NV                                  784      32,387       0.0%
                                                         -----------       ---
TOTAL BELGIUM                                             11,948,338       1.2%
                                                         -----------       ---
CANADA -- (8.8%)
*   5N Plus, Inc.                                 14,000      32,712       0.0%
#   Absolute Software Corp.                        6,200      33,657       0.0%
#   Acadian Timber Corp.                           1,700      26,070       0.0%
*   Advantage Oil & Gas, Ltd.(B66PKS8)            24,999      79,634       0.0%
*   Advantage Oil & Gas, Ltd.(00765F101)           3,399      10,877       0.0%
    Aecon Group, Inc.                              8,695     122,236       0.0%
#   Ag Growth International, Inc.                  1,000      40,547       0.0%
    AGF Management, Ltd. Class B                  13,487      74,055       0.0%
#   Agnico Eagle Mines, Ltd.                      15,126     636,653       0.1%
#   AGT Food & Ingredients, Inc.                   2,100      26,823       0.0%
#   Aimia, Inc.                                   17,450      30,036       0.0%
*   Air Canada                                     5,441     106,960       0.0%
#   AirBoss of America Corp.                       3,978      43,964       0.0%
*   Alacer Gold Corp.                             56,096      93,060       0.0%
    Alamos Gold, Inc. Class A(BYNBW45)            18,797     101,501       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)            30,398     164,307       0.0%
#   Alaris Royalty Corp.                           7,582     100,566       0.0%
*   Alexco Resource Corp.(B0XNNQ2)                10,800      15,898       0.0%
*   Alexco Resource Corp.(01535P106)               1,285       1,876       0.0%
    Algoma Central Corp.                           1,200      14,197       0.0%
    Algonquin Power & Utilities Corp.(015857105)   4,288      41,765       0.0%
    Algonquin Power & Utilities Corp.(B51BMR7)    25,291     246,223       0.0%
    Alimentation Couche-Tard, Inc. Class B         7,265     314,093       0.0%
#*  Alio Gold, Inc.                                6,570      12,844       0.0%
#   AltaGas, Ltd.                                 18,114     349,174       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                        SHARES   VALUE++   OF NET ASSETS**
                                                        ------- ---------- ---------------
CANADA -- (Continued)
    Altius Minerals Corp.                                 6,501 $   72,557       0.0%
    Altus Group, Ltd.                                     5,550    139,620       0.0%
#*  Americas Silver Corp.                                 3,547     13,592       0.0%
*   Amerigo Resources, Ltd.                              32,000     25,422       0.0%
#   ARC Resources, Ltd.                                  67,153    748,963       0.1%
*   Argonaut Gold, Inc.                                  35,772     68,816       0.0%
*   Aritzia, Inc.                                         1,500     14,288       0.0%
#*  Asanko Gold, Inc.                                    35,902     39,986       0.0%
    Atco, Ltd. Class I                                    5,639    170,626       0.0%
*   Athabasca Oil Corp.                                  77,149     91,333       0.0%
#*  ATS Automation Tooling Systems, Inc.                  9,097    124,486       0.0%
#*  Aurora Cannabis, Inc.                                 1,721     10,844       0.0%
    AutoCanada, Inc.                                      4,621     78,531       0.0%
*   B2Gold Corp.                                        148,294    426,189       0.1%
#   Badger Daylighting, Ltd.                              4,456     85,826       0.0%
#   Bank of Montreal(2076009)                            25,724  1,953,618       0.2%
    Bank of Montreal(2073174)                            18,052  1,370,688       0.2%
    Bank of Nova Scotia (The)(2076281)                   25,800  1,585,837       0.2%
    Bank of Nova Scotia (The)(2957665)                   25,978  1,596,608       0.2%
    Barrick Gold Corp.(2024677)                          46,629    628,093       0.1%
    Barrick Gold Corp.(2024644)                          11,682    157,222       0.0%
*   Baytex Energy Corp.(B51ZNJ8)                          2,602     11,631       0.0%
*   Baytex Energy Corp.(B4VGVM3)                         48,802    218,553       0.0%
#   BCE, Inc.(B188TJ4)                                    2,798    118,775       0.0%
    BCE, Inc.(B188TH2)                                    3,215    136,432       0.0%
*   Bellatrix Exploration, Ltd.(078314507)                1,559      2,339       0.0%
#*  Bellatrix Exploration, Ltd.(BF237Z5)                  4,740      7,051       0.0%
    Birchcliff Energy, Ltd.                              31,547    114,252       0.0%
    Bird Construction, Inc.                               3,789     25,615       0.0%
    Black Diamond Group, Ltd.                             7,742     14,773       0.0%
#*  BlackBerry, Ltd.(BCBHZ42)                             8,247     86,346       0.0%
*   BlackBerry, Ltd.(BCBHZ31)                             1,617     16,926       0.0%
*   BlackPearl Resources, Inc.                           64,581     69,915       0.0%
    BMTC Group, Inc.                                        900     10,809       0.0%
*   BNK Petroleum, Inc.                                  27,500     12,423       0.0%
*   Bombardier, Inc. Class A                             11,600     35,867       0.0%
*   Bombardier, Inc. Class B                            105,030    324,755       0.1%
#   Bonavista Energy Corp.                               46,520     57,246       0.0%
#   Bonterra Energy Corp.                                 6,180     76,050       0.0%
#   Boralex, Inc. Class A                                12,423    222,055       0.0%
#   Brookfield Asset Management, Inc. Class A(2092555)      900     35,676       0.0%
    Brookfield Asset Management, Inc. Class A(2092599)    9,289    368,174       0.1%
    Brookfield Real Estate Services, Inc.                 1,100     15,113       0.0%
#   BRP, Inc.                                             3,068    124,111       0.0%
#*  BSM Technologies, Inc.                                9,300      9,344       0.0%
*   Calfrac Well Services, Ltd.                          23,253    121,340       0.0%
#   Callidus Capital Corp.                                1,700      9,149       0.0%
    Cameco Corp.(2166160)                                16,900    177,957       0.0%
    Cameco Corp.(2158684)                                28,082    295,703       0.0%
    Canaccord Genuity Group, Inc.                        22,783    107,709       0.0%
*   Canacol Energy, Ltd.                                 25,200     84,200       0.0%
    Canadian Imperial Bank of Commerce(2170525)           8,700    757,756       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES   VALUE++   OF NET ASSETS**
                                                    ------- ---------- ---------------
CANADA -- (Continued)
    Canadian Imperial Bank of Commerce(2418872)      10,051 $  874,940       0.1%
    Canadian National Railway Co.(2180632)            3,700    285,781       0.0%
    Canadian National Railway Co.(2210959)            9,292    718,086       0.1%
    Canadian Natural Resources, Ltd.(2171573)         6,235    224,935       0.0%
    Canadian Natural Resources, Ltd.(2125202)        63,930  2,306,594       0.3%
    Canadian Pacific Railway, Ltd.(2793115)           1,800    328,443       0.1%
    Canadian Pacific Railway, Ltd.(2793104)           2,100    383,124       0.1%
#   Canadian Tire Corp., Ltd. Class A                 3,968    540,769       0.1%
    Canadian Utilities, Ltd. Class A                  3,911     99,606       0.0%
#   Canadian Western Bank                            16,725    443,803       0.1%
*   Canfor Corp.                                     14,966    343,742       0.1%
    Canfor Pulp Products, Inc.                        7,591    106,716       0.0%
#*  Canopy Growth Corp.                                 499     11,702       0.0%
    CanWel Building Materials Group, Ltd.            10,700     55,836       0.0%
    Capital Power Corp.                              14,201    269,653       0.0%
*   Capstone Mining Corp.                            60,575     52,840       0.0%
    Cara Operations, Ltd.                             3,200     66,594       0.0%
#   Cardinal Energy, Ltd.                            26,424    106,606       0.0%
    Cascades, Inc.                                   13,400    127,848       0.0%
    CCL Industries, Inc. Class B                      4,850    235,257       0.0%
*   Celestica, Inc.(2263362)                          3,200     36,836       0.0%
*   Celestica, Inc.(2262659)                         19,376    222,824       0.0%
    Cenovus Energy, Inc.(B57FG04)                    35,300    353,564       0.1%
    Cenovus Energy, Inc.(B5BQMT4)                    32,519    326,166       0.1%
*   Centerra Gold, Inc.                              42,941    262,204       0.0%
    Cervus Equipment Corp.                            2,100     21,606       0.0%
#   CES Energy Solutions Corp.                       10,474     51,312       0.0%
*   CGI Group, Inc. Class A                           8,717    504,714       0.1%
#   Chesswood Group, Ltd.                             1,200      9,991       0.0%
*   China Gold International Resources Corp., Ltd.   50,716    103,095       0.0%
#   CI Financial Corp.                               17,929    377,306       0.1%
#   Cineplex, Inc.                                    8,407    196,498       0.0%
#   Clearwater Seafoods, Inc.                         2,677     11,030       0.0%
    Cogeco Communications, Inc.                       3,089    164,585       0.0%
    Cogeco, Inc.                                      1,576     80,767       0.0%
    Colliers International Group, Inc.(BYL7SB4)         620     42,112       0.0%
    Colliers International Group, Inc.(BYL7WD4)       3,569    242,870       0.0%
    Computer Modelling Group, Ltd.                   11,290     83,008       0.0%
    Cona Resources, Ltd.                              6,800     13,452       0.0%
    Constellation Software, Inc.                        800    571,754       0.1%
#*  Continental Gold, Inc.                           28,098     75,938       0.0%
#*  Copper Mountain Mining Corp.                     22,194     20,570       0.0%
#   Corus Entertainment, Inc. Class B                17,115     85,312       0.0%
    Cott Corp.(2228941)                              14,598    208,751       0.0%
    Cott Corp.(2228952)                              15,656    223,875       0.0%
    Crescent Point Energy Corp.(B67C8W8)             81,674    715,634       0.1%
    Crescent Point Energy Corp.(B67C970)              6,810     59,720       0.0%
*   Crew Energy, Inc.                                30,233     61,457       0.0%
#*  CRH Medical Corp.                                 7,200     19,963       0.0%
*   Dalradian Resources, Inc.                        15,700     12,472       0.0%
#*  Delphi Energy Corp.                              30,292     23,121       0.0%
#*  Denison Mines Corp.                             140,508     64,566       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
 CANADA -- (Continued)
 *   Descartes Systems Group, Inc. (The)       1,400 $   41,370       0.0%
 *   Detour Gold Corp.                        25,600    185,029       0.0%
     DHX Media, Ltd.                           9,300     25,351       0.0%
 #*  DIRTT Environmental Solutions             5,700     24,994       0.0%
     Dollarama, Inc.                           3,955    455,274       0.1%
     Dorel Industries, Inc. Class B            5,116    110,572       0.0%
 *   DREAM Unlimited Corp. Class A            13,200     98,387       0.0%
 *   Dundee Precious Metals, Inc.             26,918     68,346       0.0%
     E-L Financial Corp., Ltd.                   100     62,694       0.0%
 *   Echelon Financial Holdings, Inc.          1,200     11,169       0.0%
     ECN Capital Corp.                        68,365    181,036       0.0%
 #*  Eldorado Gold Corp.(2304625)              7,243      6,881       0.0%
 #*  Eldorado Gold Corp.(2307873)            100,431     95,429       0.0%
     Element Fleet Management Corp.           33,031    124,771       0.0%
 #   Emera, Inc.                               1,390     43,293       0.0%
     Empire Co., Ltd. Class A                 27,497    531,758       0.1%
 #   Enbridge Income Fund Holdings, Inc.      16,250    347,541       0.1%
     Enbridge, Inc.(2466149)                  15,220    461,004       0.1%
 #   Enbridge, Inc.(2478906)                   5,276    159,705       0.0%
     Encana Corp.(2793193)                    65,121    811,001       0.1%
     Encana Corp.(2793182)                    56,119    700,365       0.1%
 *   Endeavour Mining Corp.                    8,881    151,550       0.0%
 *   Endeavour Silver Corp.                    4,949     14,847       0.0%
 #   Enercare, Inc.                           15,100    204,164       0.0%
     Enerflex, Ltd.                           17,866    218,324       0.0%
 #*  Energy Fuels, Inc.                       12,193     21,652       0.0%
     Enerplus Corp.(B521G07)                  29,134    338,246       0.1%
     Enerplus Corp.(B584T89)                  26,300    305,207       0.0%
     Enghouse Systems, Ltd.                    2,000    103,711       0.0%
     Ensign Energy Services, Inc.             26,717    127,972       0.0%
 *   Epsilon Energy, Ltd.                      6,843     13,431       0.0%
 #   Equitable Group, Inc.                     2,750    124,055       0.0%
 #*  Essential Energy Services Trust          19,400      9,368       0.0%
     Evertz Technologies, Ltd.                 3,100     42,832       0.0%
 #   Exchange Income Corp.                     4,758    112,395       0.0%
     Exco Technologies, Ltd.                   4,701     35,698       0.0%
 #   Extendicare, Inc.                         8,949     58,059       0.0%
     Fairfax Financial Holdings, Ltd.          2,147  1,188,638       0.1%
     Fiera Capital Corp.                       4,853     42,787       0.0%
     Finning International, Inc.              12,642    318,918       0.0%
     Firm Capital Mortgage Investment Corp.    5,600     56,656       0.0%
     First Capital Realty, Inc.               11,019    172,243       0.0%
 #*  First Majestic Silver Corp.(B01DH95)      3,608     23,380       0.0%
 *   First Majestic Silver Corp.(2833583)     14,800     96,135       0.0%
 #   First National Financial Corp.            2,200     45,492       0.0%
     First Quantum Minerals, Ltd.             50,418    726,457       0.1%
     FirstService Corp.(BYL7ZF7)               1,700    119,164       0.0%
     FirstService Corp.(BY9C8H7)               2,147    150,290       0.0%
 *   Fission Uranium Corp.                    72,500     36,703       0.0%
     Fortis, Inc.(2347200)                     9,259    310,809       0.0%
     Fortis, Inc.(B3BH7R6)                     1,704     57,067       0.0%
 *   Fortuna Silver Mines, Inc.(349915108)     1,312      7,465       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
*   Fortuna Silver Mines, Inc.(2383033)                       31,936 $181,326       0.0%
    Franco-Nevada Corp.(B29VF02)                                 341   24,197       0.0%
    Franco-Nevada Corp.(B29NF31)                                 400   28,372       0.0%
#   Freehold Royalties, Ltd.                                  11,158  113,062       0.0%
#*  Frontera Energy Corp.                                        500   15,491       0.0%
*   GDI Integrated Facility Services, Inc.                     2,600   33,453       0.0%
*   Gear Energy, Ltd.                                         37,500   27,454       0.0%
#   Genworth MI Canada, Inc.                                   6,649  214,910       0.0%
    George Weston, Ltd.                                        5,685  465,754       0.1%
    Gibson Energy, Inc.                                        6,361   82,092       0.0%
    Gildan Activewear, Inc.(2254645)                           3,300   96,125       0.0%
    Gildan Activewear, Inc.(2257763)                           3,404   99,159       0.0%
#   Gluskin Sheff + Associates, Inc.                           2,574   31,134       0.0%
    GMP Capital, Inc.                                         11,400   28,501       0.0%
    goeasy, Ltd.                                               4,750  138,732       0.0%
*   GoGold Resources, Inc.                                     8,500    2,847       0.0%
    Goldcorp, Inc.(2676302)                                   24,200  321,171       0.0%
    Goldcorp, Inc.(2676636)                                   36,678  487,451       0.1%
#*  Golden Star Resources, Ltd.                               44,500   32,233       0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                         78,730  259,378       0.0%
#*  Gran Tierra Energy, Inc.(38500T101)                        2,706    8,957       0.0%
#   Granite Oil Corp.                                          3,733    8,257       0.0%
#*  Great Panther Silver, Ltd.                                   753      921       0.0%
    Great-West Lifeco, Inc.                                    3,578   95,389       0.0%
    Guardian Capital Group, Ltd. Class A                       1,928   36,399       0.0%
*   Guyana Goldfields, Inc.                                   26,400  102,397       0.0%
*   Heroux-Devtek, Inc.                                        6,714   76,817       0.0%
#   High Arctic Energy Services, Inc.                          8,400   26,104       0.0%
    High Liner Foods, Inc.                                     2,850   24,417       0.0%
#*  Home Capital Group, Inc.                                  13,285  148,893       0.0%
#   Horizon North Logistics, Inc.                             38,300   70,697       0.0%
    HudBay Minerals, Inc.(B05BQ98)                            31,643  219,919       0.0%
    HudBay Minerals, Inc.(B05BDX1)                            19,324  135,002       0.0%
#   Hudson's Bay Co.                                          12,084   85,457       0.0%
    Husky Energy, Inc.                                        30,112  421,209       0.1%
    Hydro One, Ltd.                                            8,200  130,222       0.0%
*   IAMGOLD Corp.(2149525)                                     4,292   23,434       0.0%
*   IAMGOLD Corp.(2446646)                                    84,580  462,441       0.1%
*   IBI Group, Inc.                                            1,900   10,729       0.0%
    IGM Financial, Inc.                                        6,969  213,909       0.0%
#*  Imperial Metals Corp.                                      7,560   11,776       0.0%
    Imperial Oil, Ltd.(2454241)                                2,200   68,419       0.0%
#   Imperial Oil, Ltd.(2454252)                                9,559  297,572       0.0%
*   Indigo Books & Music, Inc.                                   200    3,014       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.  17,900  751,857       0.1%
    Information Services Corp.                                   900   11,678       0.0%
    Innergex Renewable Energy, Inc.                           12,786  134,840       0.0%
    Intact Financial Corp.                                     1,555  118,567       0.0%
#   Inter Pipeline, Ltd.                                      27,415  494,301       0.1%
*   Interfor Corp.                                            14,040  262,549       0.0%
    Intertape Polymer Group, Inc.                              6,300   97,889       0.0%
    Invesque, Inc.                                             5,600   48,888       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
CANADA -- (Continued)
#*  Iron Bridge Resources, Inc.                40,500 $   15,456       0.0%
*   Ivanhoe Mines, Ltd. Class A                30,531     63,014       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A   13,000    248,974       0.0%
    Just Energy Group, Inc.(B693818)            4,023     16,776       0.0%
    Just Energy Group, Inc.(B63MCN1)            9,896     41,389       0.0%
#   K-Bro Linen, Inc.                           1,051     29,067       0.0%
#*  Kelt Exploration, Ltd.                     33,400    211,229       0.0%
    Keyera Corp.                               13,154    354,168       0.1%
*   Kinaxis, Inc.                               2,150    138,968       0.0%
*   Kinross Gold Corp.(496902404)              27,330    106,040       0.0%
*   Kinross Gold Corp.(B03Z841)               258,216    999,520       0.1%
    Kirkland Lake Gold, Ltd.                   24,117    420,749       0.1%
*   Klondex Mines, Ltd.                        13,400     32,771       0.0%
*   Knight Therapeutics, Inc.                  23,268    142,441       0.0%
    KP Tissue, Inc.                             1,300     10,905       0.0%
#   Labrador Iron Ore Royalty Corp.             3,709     63,119       0.0%
*   Largo Resources, Ltd.                      10,300     14,279       0.0%
    Lassonde Industries, Inc. Class A             300     65,024       0.0%
    Laurentian Bank of Canada                   7,806    299,789       0.0%
*   Leagold Mining Corp.                       10,300     21,900       0.0%
    Leon's Furniture, Ltd.                      4,206     55,624       0.0%
    Linamar Corp.                              12,094    677,724       0.1%
    Loblaw Cos., Ltd.                          15,288    777,548       0.1%
    Lucara Diamond Corp.                       59,189     93,581       0.0%
#*  Lundin Gold, Inc.                           2,600      9,983       0.0%
    Lundin Mining Corp.                       168,338  1,114,430       0.1%
*   Lydian International, Ltd.                 24,000      7,851       0.0%
    Magellan Aerospace Corp.                    3,437     51,825       0.0%
    Magna International, Inc.(2554475)         23,650  1,396,767       0.2%
#   Magna International, Inc.(2554549)          7,200    424,800       0.1%
*   Mainstreet Equity Corp.                       500     16,204       0.0%
*   Major Drilling Group International, Inc.   15,420     77,103       0.0%
    Mandalay Resources Corp.                   36,500      5,970       0.0%
    Manulife Financial Corp.(2492519)          26,400    498,206       0.1%
    Manulife Financial Corp.(2492520)          42,915    809,806       0.1%
    Maple Leaf Foods, Inc.                     12,300    296,495       0.0%
    Martinrea International, Inc.              18,221    217,412       0.0%
#   Mediagrif Interactive Technologies, Inc.    2,100     17,975       0.0%
#   Medical Facilities Corp.                    7,950     87,367       0.0%
*   MEG Energy Corp.                           41,656    215,426       0.0%
    Melcor Developments, Ltd.                   1,100     12,337       0.0%
    Methanex Corp.(2578378)                     8,906    537,922       0.1%
    Methanex Corp.(2654416)                     1,735    104,577       0.0%
    Metro, Inc.                                10,819    343,289       0.1%
*   Mitel Networks Corp.                       20,255    226,063       0.0%
    Morguard Corp.                                500     64,041       0.0%
    Morneau Shepell, Inc.                       5,200    102,749       0.0%
    MTY Food Group, Inc.                        1,988     71,379       0.0%
    Mullen Group, Ltd.                         20,104    227,823       0.0%
    National Bank of Canada                    27,555  1,308,699       0.1%
    Nevsun Resources, Ltd.                     55,381    154,417       0.0%
    New Flyer Industries, Inc.                  5,520    253,526       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                        SHARES   VALUE++   OF NET ASSETS**
                                                        ------- ---------- ---------------
CANADA -- (Continued)
*   New Gold, Inc.                                       93,948 $  220,245       0.0%
#*  Newalta Corp.                                         5,173      5,157       0.0%
    Norbord, Inc.                                         3,712    153,282       0.0%
    North American Construction Group, Ltd.(656811106)    2,400     13,560       0.0%
    North American Construction Group, Ltd.(BFX2LG0)      3,800     21,457       0.0%
    North West Co., Inc. (The)                            5,709    122,766       0.0%
#   Northland Power, Inc.                                12,264    221,124       0.0%
    Nutrien, Ltd.(BDH3SB9)                               14,671    667,978       0.1%
    Nutrien, Ltd.(BDRJLN0)                               24,160  1,099,868       0.1%
*   NuVista Energy, Ltd.                                 33,411    219,366       0.0%
#*  Obsidian Energy, Ltd.(BDHLTY3)                       20,635     23,111       0.0%
#*  Obsidian Energy, Ltd.(BDHLTZ4)                       68,600     75,869       0.0%
    OceanaGold Corp.                                    121,190    326,584       0.1%
#   Onex Corp.                                            5,500    407,376       0.1%
    Open Text Corp.(2260824)                              5,600    197,709       0.0%
#   Open Text Corp.(2655657)                              5,088    179,759       0.0%
    Osisko Gold Royalties, Ltd.(68827L101)                5,166     50,420       0.0%
#   Osisko Gold Royalties, Ltd.(BN60CQ4)                 13,991    136,541       0.0%
#*  Painted Pony Energy, Ltd.                            23,500     51,248       0.0%
    Pan American Silver Corp.(2669272)                    1,100     17,734       0.0%
    Pan American Silver Corp.(2703396)                   20,761    334,667       0.1%
*   Paramount Resources, Ltd. Class A                    14,976    213,801       0.0%
*   Parex Resources, Inc.                                18,330    315,363       0.0%
#   Parkland Fuel Corp.                                  17,939    416,497       0.1%
    Pason Systems, Inc.                                   7,247    101,315       0.0%
    Pembina Pipeline Corp.(B4PT2P8)                       6,064    193,136       0.0%
    Pembina Pipeline Corp.(B4PPQG5)                      12,953    412,683       0.1%
*   Pengrowth Energy Corp.(70706P104)                     4,002      3,602       0.0%
#*  Pengrowth Energy Corp.(B67M828)                      83,284     74,595       0.0%
#   Peyto Exploration & Development Corp.                24,567    232,286       0.0%
*   PHX Energy Services Corp.                             8,838     16,107       0.0%
    Pizza Pizza Royalty Corp.                             4,200     45,240       0.0%
    Polaris Infrastructure, Inc.                          3,500     52,093       0.0%
#*  PolyMet Mining Corp.                                  9,900      8,096       0.0%
#   PrairieSky Royalty, Ltd.                              2,971     65,878       0.0%
*   Precision Drilling Corp.(B5TQB99)                    19,847     70,655       0.0%
*   Precision Drilling Corp.(B5YPLH9)                    43,764    156,111       0.0%
*   Premier Gold Mines, Ltd.                             44,350     93,954       0.0%
    Premium Brands Holdings Corp.                         3,040    285,568       0.0%
#*  Pretium Resources, Inc.                               4,600     30,954       0.0%
#   Pulse Seismic, Inc.                                   4,200      9,813       0.0%
    Quarterhill, Inc.                                    25,800     38,782       0.0%
    Quebecor, Inc. Class B                               12,400    231,205       0.0%
*   Raging River Exploration, Inc.                       40,818    226,987       0.0%
    Reitmans Canada, Ltd. Class A                         8,400     26,038       0.0%
#   Richelieu Hardware, Ltd.                              4,834    104,327       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)               1,000     32,680       0.0%
#   Ritchie Bros Auctioneers, Inc.(2202729)                 344     11,259       0.0%
    Rocky Mountain Dealerships, Inc.                      3,078     29,631       0.0%
    Rogers Communications, Inc. Class B(2169051)         10,036    473,758       0.1%
    Rogers Communications, Inc. Class B(2125268)          4,076    192,428       0.0%
    Rogers Sugar, Inc.                                   14,120     65,984       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                SHARES  VALUE++   OF NET ASSETS**
                                                ------ ---------- ---------------
CANADA -- (Continued)
*   Roxgold, Inc.                               14,200 $   12,829       0.0%
    Royal Bank of Canada(2754383)                7,300    555,140       0.1%
    Royal Bank of Canada(2756196)               24,345  1,851,437       0.2%
    Russel Metals, Inc.                         13,971    317,515       0.0%
#*  Sabina Gold & Silver Corp.                  40,900     54,153       0.0%
*   Sandstorm Gold, Ltd.                        39,636    183,370       0.0%
    Saputo, Inc.                                 9,280    300,889       0.0%
    Savaria Corp.                                  900     11,538       0.0%
    Secure Energy Services, Inc.                32,784    206,312       0.0%
*   SEMAFO, Inc.                                72,914    226,019       0.0%
*   Seven Generations Energy, Ltd. Class A      48,264    688,653       0.1%
    Shaw Communications, Inc. Class B(2801836)   2,500     51,384       0.0%
#   Shaw Communications, Inc. Class B(2591900)  22,107    454,741       0.1%
    ShawCor, Ltd.                                5,467    105,768       0.0%
#*  Shopify, Inc. Class A                          300     40,089       0.0%
#   Sienna Senior Living, Inc.                   4,500     61,124       0.0%
#*  Sierra Wireless, Inc.(2418968)               2,200     38,107       0.0%
*   Sierra Wireless, Inc.(2585259)               1,995     34,613       0.0%
    Sleep Country Canada Holdings, Inc.          4,000    109,849       0.0%
    SNC-Lavalin Group, Inc.                      9,426    413,248       0.1%
*   Solium Capital, Inc.                         1,700     13,386       0.0%
#*  Spartan Energy Corp.                        33,783    167,343       0.0%
#*  Spin Master Corp.                            2,024     75,714       0.0%
#   Sprott, Inc.                                28,000     74,146       0.0%
#*  SSR Mining, Inc.(784730103)                 13,917    142,232       0.0%
*   SSR Mining, Inc.(BF7MPL9)                    9,214     94,368       0.0%
    Stantec, Inc.(2854238)                       1,800     45,801       0.0%
    Stantec, Inc.(B0G11S1)                      14,402    365,811       0.1%
    Stella-Jones, Inc.                           4,595    166,522       0.0%
#*  Stornoway Diamond Corp.                     47,014     21,238       0.0%
    Stuart Olson, Inc.                           3,800     21,812       0.0%
    Student Transportation, Inc.                 9,299     69,528       0.0%
    Sun Life Financial, Inc.(2566124)           12,800    528,369       0.1%
    Sun Life Financial, Inc.(2568283)           16,219    669,520       0.1%
    Suncor Energy, Inc.(B3NB1P2)                 5,800    221,789       0.0%
    Suncor Energy, Inc.(B3NB0P5)                95,712  3,659,070       0.4%
#*  SunOpta, Inc.(2817510)                       6,692     45,136       0.0%
#*  SunOpta, Inc.(2836634)                       2,080     14,040       0.0%
    Superior Plus Corp.                         28,427    275,425       0.0%
    Supremex, Inc.                               3,700     11,959       0.0%
#   Surge Energy, Inc.                          46,535     86,622       0.0%
    Tahoe Resources, Inc.(B4WHL92)              16,073     80,847       0.0%
#   Tahoe Resources, Inc.(B5B9KV1)              33,479    168,706       0.0%
*   Tamarack Valley Energy, Ltd.                34,250     94,965       0.0%
*   Taseko Mines, Ltd.                          33,379     39,776       0.0%
    Teck Resources, Ltd. Class B(2879327)       35,933    901,998       0.1%
    Teck Resources, Ltd. Class B(2124533)       34,468    866,181       0.1%
    TELUS Corp.                                  1,498     53,610       0.0%
*   Teranga Gold Corp.                          20,900     79,762       0.0%
    TFI International, Inc.                     16,967    491,190       0.1%
    Thomson Reuters Corp.(2889371)               7,800    313,652       0.0%
    Thomson Reuters Corp.(2126067)               3,237    130,192       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                             ------- ----------- ---------------
CANADA -- (Continued)
    Timbercreek Financial Corp.                4,935 $    35,246       0.0%
#*  TMAC Resources, Inc.                       1,000       5,865       0.0%
    TMX Group, Ltd.                            5,295     319,362       0.0%
#   TORC Oil & Gas, Ltd.                      31,065     176,139       0.0%
*   Torex Gold Resources, Inc.                15,008     154,294       0.0%
    Toromont Industries, Ltd.                  7,642     334,678       0.1%
    Toronto-Dominion Bank (The)(2897222)      16,058     901,859       0.1%
    Toronto-Dominion Bank (The)(2042516)      34,519   1,938,242       0.2%
    Torstar Corp. Class B                      2,714       3,911       0.0%
    Total Energy Services, Inc.                9,440     100,138       0.0%
    Tourmaline Oil Corp.                      32,739     615,800       0.1%
    TransAlta Corp.(2901628)                  24,400     128,466       0.0%
    TransAlta Corp.(2786096)                  31,016     164,385       0.0%
#   TransAlta Renewables, Inc.                 8,584      76,617       0.0%
    TransCanada Corp.(2665184)                 3,006     127,456       0.0%
    TransCanada Corp.(2665203)                10,696     454,045       0.1%
    Transcontinental, Inc. Class A            14,252     300,147       0.0%
*   TransGlobe Energy Corp.                   16,500      29,686       0.0%
*   Trevali Mining Corp.                     127,243     117,932       0.0%
*   Trican Well Service, Ltd.                 52,815     140,681       0.0%
    Tricon Capital Group, Inc.                14,247     111,628       0.0%
*   Trinidad Drilling, Ltd.                   52,070      75,431       0.0%
*   Trisura Group, Ltd.                          911      17,552       0.0%
*   Turquoise Hill Resources, Ltd.(B7XCYK9)    3,396      10,086       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)   69,200     204,805       0.0%
    Uni-Select, Inc.                           7,611     117,785       0.0%
#*  UrtheCast Corp.                           22,900       5,529       0.0%
#   Valener, Inc.                              5,944      93,191       0.0%
#   Vermilion Energy, Inc.(B607XS1)            5,100     172,390       0.0%
    Vermilion Energy, Inc.(B3KVGT4)            3,573     120,803       0.0%
    Wajax Corp.                                3,375      62,193       0.0%
#   Waste Connections, Inc.                    1,300      93,990       0.0%
    West Fraser Timber Co., Ltd.              11,698     792,379       0.1%
#*  Western Energy Services Corp.              7,800       7,108       0.0%
    Western Forest Products, Inc.             91,150     196,647       0.0%
    Westshore Terminals Investment Corp.       9,100     157,130       0.0%
    Wheaton Precious Metals Corp.(BDG1S92)    14,107     293,285       0.0%
    Wheaton Precious Metals Corp.(BF13KN5)     8,399     174,332       0.0%
    Whitecap Resources, Inc.                  71,248     516,069       0.1%
    Winpak, Ltd.                               3,732     138,531       0.0%
    WSP Global, Inc.                           8,127     402,378       0.1%
#   Yamana Gold, Inc.(2237646)                14,406      41,345       0.0%
    Yamana Gold, Inc.(2219279)               167,629     481,756       0.1%
*   Yangarra Resources, Ltd.                  16,400      81,492       0.0%
*   Yellow Pages, Ltd.                         5,429      29,641       0.0%
    ZCL Composites, Inc.                       4,199      39,637       0.0%
                                                     -----------       ---
TOTAL CANADA                                          94,287,007       9.5%
                                                     -----------       ---
DENMARK -- (1.2%)
#*  ALK-Abello A.S.                              629      79,472       0.0%
    Alm Brand A.S.                            12,213     129,071       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------ ----------- ---------------
DENMARK -- (Continued)
    Ambu A.S. Class B                    13,860 $   321,430       0.0%
*   Bang & Olufsen A.S.                   3,802      93,587       0.0%
    BankNordik P/F                          549       9,416       0.0%
#*  Bavarian Nordic A.S.                  2,920      79,704       0.0%
    Brodrene Hartmann A.S.                  555      32,790       0.0%
    Chr Hansen Holding A.S.               8,431     764,261       0.1%
    Coloplast A.S. Class B                4,151     351,646       0.0%
    Columbus A.S.                        10,225      25,653       0.0%
#*  D/S Norden A.S.                       4,936      90,052       0.0%
    Danske Bank A.S.                     24,202     842,281       0.1%
    DFDS A.S.                             4,674     290,998       0.0%
    DSV A.S.                             15,826   1,253,352       0.1%
    FLSmidth & Co. A.S.                   6,630     409,519       0.1%
    GN Store Nord A.S.                   18,250     641,195       0.1%
*   H+H International A.S. Class B        2,105      44,557       0.0%
    IC Group A.S.                         1,347      35,423       0.0%
    ISS A.S.                             14,761     514,777       0.1%
    Jeudan A.S.                             216      34,573       0.0%
    Jyske Bank A.S.                      10,282     615,682       0.1%
    Matas A.S.                            4,156      47,862       0.0%
*   Nilfisk Holding A.S.                  5,285     258,810       0.0%
#*  NKT A.S.                              4,615     137,186       0.0%
    NNIT A.S.                             1,478      40,982       0.0%
    Nordjyske Bank A.S.                   1,830      56,909       0.0%
    Orsted A.S.                           2,375     156,359       0.0%
    Pandora A.S.                         10,986   1,220,424       0.1%
    Parken Sport & Entertainment A.S.     1,139      14,162       0.0%
    Per Aarsleff Holding A.S.             3,683     137,899       0.0%
    Ringkjoebing Landbobank A.S.          3,886     234,107       0.0%
    Rockwool International A.S. Class A     470     127,782       0.0%
    Rockwool International A.S. Class B   1,088     328,017       0.0%
    RTX A.S.                                936      24,790       0.0%
*   Santa Fe Group A.S.                   1,591       8,644       0.0%
    Schouw & Co., A.S.                    2,243     220,621       0.0%
    SimCorp A.S.                          4,447     322,405       0.0%
    Solar A.S. Class B                    1,039      67,045       0.0%
    Spar Nord Bank A.S.                  14,532     165,967       0.0%
    Sydbank A.S.                         12,491     461,769       0.1%
    Tivoli A.S.                             136      14,163       0.0%
#*  TK Development A.S.                   5,396       6,164       0.0%
    Topdanmark A.S.                       9,473     445,512       0.1%
    Tryg A.S.                            15,859     375,361       0.1%
    United International Enterprises        225      50,394       0.0%
    Vestas Wind Systems A.S.             11,415     738,457       0.1%
#*  William Demant Holding A.S.          13,932     542,954       0.1%
                                                -----------       ---
TOTAL DENMARK                                    12,864,184       1.3%
                                                -----------       ---
FINLAND -- (1.5%)
#   Afarak Group Oyj                     11,381      14,276       0.0%
#   Ahlstrom-Munksjo Oyj                  2,517      50,176       0.0%
    Aktia Bank Oyj                        6,359      63,225       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                   PERCENTAGE
                               SHARES  VALUE++   OF NET ASSETS**
                               ------ ---------- ---------------
FINLAND -- (Continued)
    Alma Media Oyj              2,844 $   25,700       0.0%
#   Amer Sports Oyj            22,688    694,008       0.1%
    Asiakastieto Group Oyj        847     32,181       0.0%
    Aspo Oyj                    4,165     47,821       0.0%
#   Atria Oyj                   2,128     30,269       0.0%
*   BasWare Oyj                   272     13,417       0.0%
#   Bittium Oyj                 3,852     25,076       0.0%
    Cargotec Oyj Class B        5,663    288,432       0.0%
#*  Caverion Oyj                9,822     82,065       0.0%
#   Citycon Oyj                50,293    115,024       0.0%
    Cramo Oyj                   9,188    215,695       0.0%
    Digia Oyj                   3,511     10,793       0.0%
    Elisa Oyj                  13,206    583,737       0.1%
    F-Secure Oyj                7,922     35,305       0.0%
    Finnair Oyj                11,650    158,797       0.0%
    Fiskars Oyj Abp             4,562    113,534       0.0%
    Fortum Oyj                 40,401    929,335       0.1%
    HKScan Oyj Class A          4,861     18,099       0.0%
#   Huhtamaki Oyj              21,161    860,720       0.1%
#   Ilkka-Yhtyma Oyj            2,909     11,249       0.0%
    Kemira Oyj                 18,946    253,573       0.0%
    Kesko Oyj Class A           1,108     63,196       0.0%
    Kesko Oyj Class B          11,569    679,329       0.1%
    Konecranes Oyj             10,656    434,577       0.1%
    Lassila & Tikanoja Oyj      7,580    152,111       0.0%
    Metsa Board Oyj            37,183    416,610       0.1%
    Metso Oyj                  20,905    742,971       0.1%
    Neste Oyj                  16,872  1,420,732       0.2%
    Nokian Renkaat Oyj         22,813    912,790       0.1%
#   Oriola Oyj Class B         17,353     58,493       0.0%
    Outokumpu Oyj              50,552    327,161       0.0%
*   Outotec Oyj                 8,240     74,945       0.0%
    Pihlajalinna Oyj              536      8,513       0.0%
    Ponsse Oyj                  1,526     57,367       0.0%
    Poyry Oyj                     493      3,443       0.0%
    Raisio Oyj Class V         22,819     97,097       0.0%
    Ramirent Oyj               19,551    169,937       0.0%
    Raute Oyj Class A             401     14,605       0.0%
    Revenio Group Oyj           2,692     43,140       0.0%
    Sampo Oyj Class A          26,002  1,406,231       0.2%
    Sanoma Oyj                  9,325    103,663       0.0%
#   SRV Group OYJ               3,102     10,570       0.0%
#*  Stockmann Oyj Abp Class B   5,241     25,449       0.0%
    Technopolis Oyj            18,875     88,288       0.0%
    Teleste Oyj                 1,197      9,186       0.0%
    Tieto Oyj                   8,348    299,020       0.0%
#   Tikkurila Oyj               7,373    133,300       0.0%
    Tokmanni Group Corp.        7,657     65,037       0.0%
    UPM-Kymmene Oyj            64,508  2,301,748       0.2%
    Uponor Oyj                  6,816    118,750       0.0%
    Valmet Oyj                 26,274    498,054       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------ ----------- ---------------
FINLAND -- (Continued)
    YIT Oyj                                       21,209 $   142,330       0.0%
                                                         -----------       ---
TOTAL FINLAND                                             15,551,150       1.6%
                                                         -----------       ---
FRANCE -- (7.2%)
    ABC Arbitrage                                  3,722      30,831       0.0%
    Accor SA                                       2,278     128,757       0.0%
    Actia Group                                    3,218      31,645       0.0%
    Aeroports de Paris                             1,224     269,431       0.0%
    Air Liquide SA                                11,876   1,543,599       0.2%
    Airbus SE                                      9,982   1,171,718       0.1%
    Akka Technologies                              2,194     152,925       0.0%
    Albioma SA                                     4,562     112,814       0.0%
    Alstom SA                                     16,800     764,878       0.1%
    Altamir                                        3,848      64,680       0.0%
    Alten SA                                       3,688     366,323       0.0%
#   Altran Technologies SA                        43,541     672,085       0.1%
#*  Amplitude Surgical SAS                         1,826       8,870       0.0%
    Amundi SA                                      3,954     336,267       0.0%
#*  Antalis International SAS                      2,054       4,046       0.0%
    April SA                                       2,047      37,105       0.0%
    Arkema SA                                     13,791   1,806,546       0.2%
    Assystem                                       1,877      63,190       0.0%
    Atos SE                                        5,965     805,275       0.1%
    Aubay                                          1,711      82,607       0.0%
#   AXA SA                                        70,744   2,023,182       0.2%
#   Axway Software SA                                579      14,151       0.0%
    Bastide le Confort Medical                       530      31,258       0.0%
    Beneteau SA                                    4,326      97,751       0.0%
    Bigben Interactive                             1,941      32,265       0.0%
    BNP Paribas SA                                40,983   3,163,857       0.3%
    Boiron SA                                      1,205     107,400       0.0%
    Bonduelle SCA                                  3,666     163,163       0.0%
#   Bourbon Corp.                                  3,477      21,855       0.0%
#   Bouygues SA                                   26,800   1,366,937       0.1%
    Bureau Veritas SA                             21,287     556,608       0.1%
    Burelle SA                                        30      48,011       0.0%
    Capgemini SE                                   3,629     499,226       0.1%
    Carrefour SA                                  60,444   1,240,154       0.1%
#   Casino Guichard Perrachon SA                  10,135     525,718       0.1%
*   Cegedim SA                                       334      14,169       0.0%
    Chargeurs SA                                   2,905      87,681       0.0%
    Cie de Saint-Gobain                           34,430   1,801,412       0.2%
    Cie des Alpes                                  1,755      62,489       0.0%
    Cie Generale des Etablissements Michelin SCA  20,347   2,861,253       0.3%
    Cie Plastic Omnium SA                         14,125     678,812       0.1%
    CNP Assurances                                15,912     407,566       0.1%
*   Coface SA                                     18,231     230,979       0.0%
    Credit Agricole SA                            42,276     696,174       0.1%
#   Danone SA                                     14,549   1,178,553       0.1%
    Dassault Systemes SE                           3,478     450,714       0.1%
    Derichebourg SA                               16,140     142,840       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
FRANCE -- (Continued)
    Devoteam SA                                          814 $   86,803       0.0%
    Edenred                                           24,157    832,220       0.1%
    Eiffage SA                                        15,082  1,795,234       0.2%
    Electricite de France SA                          59,497    834,963       0.1%
    Elior Group SA                                    20,547    419,550       0.1%
    Elis SA                                           14,582    348,747       0.0%
    Engie SA                                         103,467  1,814,964       0.2%
*   Eramet                                             2,327    405,030       0.1%
#   Essilor International Cie Generale d'Optique SA   10,546  1,440,464       0.2%
*   Esso SA Francaise                                    526     31,860       0.0%
*   Etablissements Maurel et Prom                      7,575     43,575       0.0%
    Euronext NV                                        7,555    541,574       0.1%
    Europcar Groupe SA                                11,274    131,344       0.0%
    Eutelsat Communications SA                        27,293    591,084       0.1%
    Exel Industries Class A                              266     33,864       0.0%
    Faurecia SA                                       10,999    898,166       0.1%
    Fleury Michon SA                                     175     10,172       0.0%
*   Fnac Darty SA                                      2,800    300,430       0.0%
*   Fnac Darty SA                                        904     96,172       0.0%
    Gaztransport Et Technigaz SA                       2,789    172,906       0.0%
    Getlink                                           29,951    422,667       0.1%
    GL Events                                          1,665     52,445       0.0%
    Groupe Crit                                          588     63,976       0.0%
*   Groupe Gorge                                         802     16,556       0.0%
    Groupe Open                                          621     26,266       0.0%
    Guerbet                                            1,524     96,603       0.0%
    Haulotte Group SA                                  1,255     24,732       0.0%
    Herige Sadcs                                         200     10,447       0.0%
    Hermes International                                 369    238,610       0.0%
*   ID Logistics Group                                   267     47,626       0.0%
    Iliad SA                                             929    186,082       0.0%
    Imerys SA                                          7,341    670,032       0.1%
    Ingenico Group SA                                 10,123    885,490       0.1%
    Interparfums SA                                    1,294     59,805       0.0%
    Ipsen SA                                           2,355    381,196       0.0%
    IPSOS                                              4,292    163,401       0.0%
    Jacquet Metal Service SA                           1,524     58,835       0.0%
    JCDecaux SA                                        3,553    127,326       0.0%
    Kaufman & Broad SA                                 1,548     81,552       0.0%
    Kering SA                                          1,354    783,283       0.1%
    Korian SA                                          8,687    303,737       0.0%
#   L'Oreal SA                                         3,858    928,966       0.1%
    Lagardere SCA                                     26,468    757,014       0.1%
    Le Belier                                            650     44,886       0.0%
    Lectra                                             2,814     73,488       0.0%
    Legrand SA                                         8,754    681,174       0.1%
    Linedata Services                                    790     32,126       0.0%
    LISI                                               3,884    143,172       0.0%
    LNA Sante SA                                       1,262     81,311       0.0%
    LVMH Moet Hennessy Louis Vuitton SE                5,903  2,054,314       0.2%
    Maisons du Monde SA                                  295     11,987       0.0%
    Maisons France Confort SA                            665     41,503       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                      SHARES  VALUE++   OF NET ASSETS**
                                                      ------ ---------- ---------------
FRANCE -- (Continued)
    Manitou BF SA                                        980 $   44,468       0.0%
    Manutan International                                 93      9,329       0.0%
    Mersen SA                                          3,064    143,963       0.0%
#*  METabolic EXplorer SA                              2,577      6,150       0.0%
    Metropole Television SA                            6,347    156,268       0.0%
    MGI Coutier                                        2,655     91,652       0.0%
    Natixis SA                                        68,009    558,554       0.1%
*   Naturex                                              607     98,502       0.0%
    Neopost SA                                         5,063    136,616       0.0%
    Nexans SA                                          5,894    310,918       0.0%
    Nexity SA                                          6,641    415,263       0.1%
#*  Nicox                                              1,341     14,856       0.0%
*   NRJ Group                                          1,371     14,226       0.0%
    Oeneo SA                                           6,137     73,936       0.0%
#*  Onxeo SA                                           7,633     12,298       0.0%
    Orpea                                              5,418    694,295       0.1%
#*  Parrot SA                                          3,715     24,714       0.0%
#   Peugeot SA                                        92,213  2,270,614       0.2%
*   Pierre & Vacances SA                                 743     36,614       0.0%
    Plastivaloire                                      2,229     50,973       0.0%
    PSB Industries SA                                    175      9,782       0.0%
#   Rallye SA                                          3,863     60,280       0.0%
#*  Recylex SA                                         3,158     40,855       0.0%
    Rexel SA                                          62,457    968,193       0.1%
    Robertet SA                                          121     72,732       0.0%
    Rothschild & Co.                                   2,099     79,713       0.0%
    Rubis SCA                                         11,889    925,038       0.1%
    Safran SA                                          3,712    435,381       0.1%
    Samse SA                                              48     10,258       0.0%
    Sartorius Stedim Biotech                           1,473    137,310       0.0%
    Savencia SA                                          905     93,737       0.0%
#   SCOR SE                                           21,608    876,271       0.1%
    SEB SA                                             2,743    525,570       0.1%
    Seche Environnement SA                               310     11,250       0.0%
#*  Sequana SA                                        10,272      7,168       0.0%
#   SES SA                                            52,438    809,058       0.1%
*   SES-imagotag SA                                      567     17,268       0.0%
    Societe BIC SA                                     1,684    171,814       0.0%
    Societe Generale SA                               30,819  1,686,685       0.2%
    Societe Marseillaise du Tunnel Prado-Carenage SA     467     12,971       0.0%
    Societe pour l'Informatique Industrielle           1,123     33,840       0.0%
    Sodexo SA                                          3,237    320,555       0.0%
*   SOITEC                                             1,924    156,425       0.0%
#*  Solocal Group                                     77,717     99,752       0.0%
    Somfy SA                                             782     77,780       0.0%
    Sopra Steria Group                                 2,778    592,879       0.1%
    SPIE SA                                           19,370    438,285       0.1%
*   Stallergenes Greer P.L.C.                            337     10,031       0.0%
*   Ste Industrielle d'Aviation Latecoere SA          14,514     94,046       0.0%
    Stef SA                                              784     96,692       0.0%
    STMicroelectronics NV(5962332)                    52,809  1,153,099       0.1%
    STMicroelectronics NV(2430025)                     3,197     69,503       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                       SHARES   VALUE++   OF NET ASSETS**
                                       ------ ----------- ---------------
FRANCE -- (Continued)
#   Suez                               21,325 $   307,540       0.0%
    Sword Group                           533      23,306       0.0%
    Synergie SA                         1,855     113,518       0.0%
    Tarkett SA                          6,805     201,113       0.0%
    Technicolor SA                     73,458     120,545       0.0%
    Teleperformance                     7,268   1,167,984       0.1%
#   Television Francaise 1             14,992     187,420       0.0%
*   Tessi SA                              262      54,817       0.0%
    TFF Group                             380      18,270       0.0%
    Thermador Groupe                      313      45,119       0.0%
    Total Gabon                           109      20,527       0.0%
    Total SA                           93,481   5,875,438       0.6%
    Total SA Sponsored ADR              1,835     114,905       0.0%
*   Touax SA                              710       8,867       0.0%
    Trigano SA                          1,173     221,047       0.0%
*   Ubisoft Entertainment SA           13,221   1,263,240       0.1%
    Union Financiere de France BQE SA     410      15,158       0.0%
    Valeo SA                           13,914     930,279       0.1%
#*  Vallourec SA                       62,993     380,430       0.0%
#*  Valneva SE                          5,582      26,299       0.0%
#   Veolia Environnement SA            13,720     324,596       0.0%
    Vetoquinol SA                         328      20,789       0.0%
    Vicat SA                            2,564     188,962       0.0%
    Vilmorin & Cie SA                   1,259      88,895       0.0%
#   Vinci SA                           14,487   1,448,463       0.2%
#*  Virbac SA                             446      69,652       0.0%
#   Vivendi SA                         46,337   1,221,987       0.1%
*   Worldline SA                        2,855     143,994       0.0%
                                              -----------       ---
TOTAL FRANCE                                   77,199,090       7.8%
                                              -----------       ---
GERMANY -- (5.8%)
    1&1 Drillisch AG                    3,488     252,193       0.0%
    Aareal Bank AG                     11,294     564,915       0.1%
*   Adler Modemaerkte AG                1,392       8,228       0.0%
*   ADLER Real Estate AG                2,710      50,348       0.0%
    ADO Properties SA                   3,112     171,067       0.0%
#*  ADVA Optical Networking SE          8,621      59,198       0.0%
*   AIXTRON SE                          9,010     127,885       0.0%
    All for One Steeb AG                  168      13,521       0.0%
    Allgeier SE                           501      15,926       0.0%
    Allianz SE                         14,369   3,398,611       0.4%
    Amadeus Fire AG                       647      70,906       0.0%
    Aurubis AG                          6,850     612,145       0.1%
    Axel Springer SE                    5,970     489,018       0.1%
    BASF SE                            48,323   5,027,689       0.5%
    Basler AG                             152      31,130       0.0%
    Bauer AG                            2,000      62,244       0.0%
    BayWa AG                            1,911      66,731       0.0%
    Bechtle AG                          3,008     254,026       0.0%
    Beiersdorf AG                       1,498     169,481       0.0%
    Bertrandt AG                          762      85,024       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
GERMANY -- (Continued)
    Bijou Brigitte AG                                    354 $   20,305       0.0%
    Bilfinger SE                                       6,129    291,695       0.0%
    Borussia Dortmund GmbH & Co. KGaA                 15,160    100,190       0.0%
    Brenntag AG                                       14,061    805,301       0.1%
    CANCOM SE                                          1,491    174,746       0.0%
    Carl Zeiss Meditec AG                              1,144     77,806       0.0%
    CECONOMY AG                                       19,933    223,366       0.0%
    CENIT AG                                             720     17,816       0.0%
    CENTROTEC Sustainable AG                           1,427     22,892       0.0%
    Cewe Stiftung & Co. KGAA                           1,387    141,985       0.0%
    Comdirect Bank AG                                  3,571     54,768       0.0%
*   Commerzbank AG                                    73,930    952,486       0.1%
    CompuGroup Medical SE                              3,220    167,761       0.0%
    Continental AG                                     5,804  1,545,806       0.2%
    CropEnergies AG                                    3,497     21,566       0.0%
    CTS Eventim AG & Co. KGaA                          6,301    294,674       0.0%
    Delticom AG                                          534      6,256       0.0%
    Deutsche Bank AG(5750355)                         40,566    554,591       0.1%
    Deutsche Bank AG(D18190898)                       97,476  1,331,522       0.1%
    Deutsche Beteiligungs AG                           1,386     61,570       0.0%
    Deutsche Boerse AG                                 4,264    573,461       0.1%
    Deutsche EuroShop AG                               6,118    219,884       0.0%
    Deutsche Pfandbriefbank AG                        16,895    273,296       0.0%
    Deutsche Telekom AG                              236,404  4,137,924       0.4%
    Deutsche Wohnen SE                                12,009    566,755       0.1%
*   Dialog Semiconductor P.L.C.                        8,643    183,997       0.0%
    DIC Asset AG                                       6,783     83,456       0.0%
    DMG Mori AG                                        4,388    252,788       0.0%
    Dr Hoenle AG                                         513     44,499       0.0%
    Draegerwerk AG & Co. KGaA                            489     30,042       0.0%
    Duerr AG                                           3,947    391,710       0.0%
    E.ON SE                                          123,956  1,357,288       0.1%
    Eckert & Ziegler AG                                  533     23,421       0.0%
    EDAG Engineering Group AG                          1,470     28,100       0.0%
    Elmos Semiconductor AG                             1,399     45,351       0.0%
#   ElringKlinger AG                                   5,449     98,512       0.0%
*   Euromicron AG                                      1,528     12,893       0.0%
    Evonik Industries AG                              11,792    418,972       0.1%
    Ferratum Oyj                                         573     18,447       0.0%
    Fielmann AG                                        2,755    226,238       0.0%
*   First Sensor AG                                      731     20,602       0.0%
    FORTEC Elektronik AG                                  65      1,606       0.0%
    Fraport AG Frankfurt Airport Services Worldwide    5,437    526,168       0.1%
    Freenet AG                                        14,868    471,967       0.1%
    Fresenius Medical Care AG & Co. KGaA              10,980  1,114,149       0.1%
    Fuchs Petrolub SE                                  2,693    138,368       0.0%
    GEA Group AG                                      13,522    527,941       0.1%
    Gerresheimer AG                                    7,892    641,976       0.1%
    Gerry Weber International AG                       5,238     49,896       0.0%
    Gesco AG                                           1,471     50,258       0.0%
    GFT Technologies SE                                1,156     18,264       0.0%
    Grammer AG                                         2,731    175,961       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                   SHARES  VALUE++   OF NET ASSETS**
                                                   ------ ---------- ---------------
GERMANY -- (Continued)
    GRENKE AG                                         346 $   40,793       0.0%
*   H&R GmbH & Co. KGaA                             3,109     45,728       0.0%
    Hamburger Hafen und Logistik AG                 6,368    152,911       0.0%
    Hannover Rueck SE                               3,410    478,919       0.1%
*   Hapag-Lloyd AG                                  8,452    361,807       0.0%
    HeidelbergCement AG                             9,564    935,236       0.1%
*   Heidelberger Druckmaschinen AG                 54,269    201,603       0.0%
    Hella GmbH & Co KGaA                            6,876    424,115       0.1%
    Henkel AG & Co. KGaA                            1,048    124,758       0.0%
    Highlight Communications AG                     1,578     10,672       0.0%
    Hochtief AG                                     1,791    326,799       0.0%
*   HolidayCheck Group AG                           8,666     29,302       0.0%
    Hornbach Baumarkt AG                            1,720     57,860       0.0%
    Hugo Boss AG                                    7,694    721,279       0.1%
    Indus Holding AG                                2,652    189,797       0.0%
    Infineon Technologies AG                       30,856    790,089       0.1%
    Innogy SE                                      10,575    464,667       0.1%
    Isra Vision AG                                    295     64,962       0.0%
*   IVU Traffic Technologies AG                     3,262     19,926       0.0%
    Jenoptik AG                                     1,525     55,324       0.0%
    K+S AG                                         30,715    902,089       0.1%
    KION Group AG                                   9,395    783,117       0.1%
    Kloeckner & Co. SE                             15,109    184,166       0.0%
    Koenig & Bauer AG                               3,072    252,130       0.0%
    KSB SE & Co. KGaA                                  11      5,810       0.0%
    KWS Saat SE                                       137     49,434       0.0%
    Lanxess AG                                     21,539  1,595,486       0.2%
    LEG Immobilien AG                               7,207    830,990       0.1%
    Leifheit AG                                       700     20,556       0.0%
    Leoni AG                                        7,476    468,202       0.1%
*   Linde AG                                        4,135    916,048       0.1%
*   Manz AG                                           577     23,614       0.0%
    MasterFlex SE                                     948      9,890       0.0%
*   Medigene AG                                     1,778     28,647       0.0%
    METRO AG                                       37,674    545,033       0.1%
    MLP SE                                          6,531     39,468       0.0%
    MTU Aero Engines AG                             6,142  1,056,490       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG   5,481  1,254,394       0.1%
    Nemetschek SE                                   2,461    294,919       0.0%
    Nexus AG                                          544     18,182       0.0%
*   Nordex SE                                       4,366     50,021       0.0%
    Norma Group SE                                  8,623    632,275       0.1%
    OHB SE                                          1,366     60,648       0.0%
    OSRAM Licht AG                                  8,554    491,777       0.1%
    paragon AG                                        295     18,886       0.0%
*   Patrizia Immobilien AG                          6,236    124,481       0.0%
*   Petro Welt Technologies AG                      1,302     10,222       0.0%
    Pfeiffer Vacuum Technology AG                   1,197    177,095       0.0%
    PNE Wind AG                                    14,113     41,839       0.0%
    Progress-Werk Oberkirch AG                        549     28,855       0.0%
    ProSiebenSat.1 Media SE                        18,804    682,172       0.1%
    Puma SE                                           102     49,666       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                       SHARES  VALUE++   OF NET ASSETS**
                                       ------ ---------- ---------------
GERMANY -- (Continued)
*   QIAGEN NV(BYXS699)                  3,675 $  120,230       0.0%
*   QIAGEN NV(N72482123)                  507     16,568       0.0%
    QSC AG                             19,099     37,878       0.0%
    R Stahl AG                            287     10,035       0.0%
    Rational AG                           420    262,673       0.0%
    RIB Software SE                     2,725     72,211       0.0%
    RTL Group SA                        1,485    122,200       0.0%
    RWE AG                             59,868  1,430,949       0.2%
    S&T AG                              4,622    118,647       0.0%
    SAF-Holland SA                     10,309    191,954       0.0%
    Salzgitter AG                       7,962    437,238       0.1%
    SAP SE                              6,645    738,297       0.1%
    SAP SE Sponsored ADR                  555     61,511       0.0%
*   Schaltbau Holding AG                  438     13,569       0.0%
    Scout24 AG                            630     32,557       0.0%
    Senvion SA                          1,166     15,248       0.0%
*   SGL Carbon SE                       3,391     45,530       0.0%
    SHW AG                                730     31,170       0.0%
    Siemens AG                         17,292  2,195,995       0.2%
    Siltronic AG                        2,962    474,295       0.1%
    Sixt Leasing SE                     2,848     61,148       0.0%
    SMA Solar Technology AG             1,346     82,724       0.0%
    Softing AG                            978     10,480       0.0%
    Software AG                         4,514    221,901       0.0%
    Stabilus SA                         2,777    249,638       0.0%
    Stroeer SE & Co. KGaA               3,554    260,134       0.0%
    Suedzucker AG                      11,149    185,303       0.0%
*   SUESS MicroTec SE                   1,897     29,151       0.0%
    Surteco SE                          1,181     37,725       0.0%
    Symrise AG                          8,389    678,097       0.1%
    TAG Immobilien AG                  14,992    316,810       0.0%
    Takkt AG                            6,555    135,401       0.0%
*   Talanx AG                           6,282    283,036       0.0%
*   Tele Columbus AG                    4,512     41,394       0.0%
    Telefonica Deutschland Holding AG  40,462    193,106       0.0%
    ThyssenKrupp AG                    13,762    357,959       0.0%
    TLG Immobilien AG                   9,113    262,170       0.0%
*   Tom Tailor Holding SE               6,607     71,157       0.0%
    Traffic Systems SE                    623     14,883       0.0%
    Uniper SE                          30,245    935,150       0.1%
    United Internet AG                  8,726    564,028       0.1%
    VERBIO Vereinigte BioEnergie AG     4,576     22,024       0.0%
    Vonovia SE                         11,197    561,024       0.1%
*   Vossloh AG                          1,041     52,718       0.0%
    VTG AG                              2,351    134,117       0.0%
    Wacker Chemie AG                    2,978    535,154       0.1%
    Wacker Neuson SE                    4,567    146,924       0.0%
    Washtec AG                          1,577    151,587       0.0%
    Wirecard AG                         2,826    382,361       0.0%
    Wuestenrot & Wuerttembergische AG   4,935    118,918       0.0%
    XING SE                               346    107,249       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                       --------- ----------- ---------------
GERMANY -- (Continued)
*   Zalando SE                                               948 $    48,781       0.0%
                                                                 -----------       ---
TOTAL GERMANY                                                     61,945,734       6.2%
                                                                 -----------       ---
HONG KONG -- (2.7%)
*   13 Holdings, Ltd. (The)                              110,000       7,977       0.0%
    Aeon Credit Service Asia Co., Ltd.                    22,000      17,827       0.0%
#   Agritrade Resources, Ltd.                            525,000      98,214       0.0%
    AIA Group, Ltd.                                      343,400   3,069,034       0.3%
    Alco Holdings, Ltd.                                   14,000       2,456       0.0%
#   Allied Properties HK, Ltd.                           240,000      47,824       0.0%
    Alltronics Holdings, Ltd.                             43,200      13,835       0.0%
#*  Applied Development Holdings, Ltd.                   235,000      18,784       0.0%
    APT Satellite Holdings, Ltd.                          63,250      29,959       0.0%
    Asia Financial Holdings, Ltd.                         40,000      24,808       0.0%
    Asia Satellite Telecommunications Holdings, Ltd.       3,000       2,364       0.0%
    Asia Standard International Group, Ltd.              156,000      37,398       0.0%
    ASM Pacific Technology, Ltd.                          21,300     291,881       0.1%
#   Bank of East Asia, Ltd. (The)                         76,055     333,963       0.1%
*   Beijing Gas Blue Sky Holdings, Ltd.                  408,000      26,439       0.0%
#   BOC Aviation, Ltd.                                    38,100     222,763       0.0%
    BOC Hong Kong Holdings, Ltd.                         168,000     868,480       0.1%
    BOE Varitronix, Ltd.                                  38,000      18,281       0.0%
*   Bonjour Holdings, Ltd.                               234,000       9,938       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.    132,000      43,024       0.0%
*   Brightoil Petroleum Holdings, Ltd.                   587,000      84,139       0.0%
*   Burwill Holdings, Ltd.                             1,332,000      59,812       0.0%
    Cafe de Coral Holdings, Ltd.                          58,000     142,414       0.0%
    Cathay Pacific Airways, Ltd.                         160,000     256,896       0.0%
    Century City International Holdings, Ltd.            420,000      39,946       0.0%
    CGN Mining Co., Ltd.                                 245,000      16,126       0.0%
    Chevalier International Holdings, Ltd.                12,000      18,835       0.0%
*   China Best Group Holding, Ltd.                       580,000       6,168       0.0%
*   China Energy Development Holdings, Ltd.              412,000       4,040       0.0%
#   China Goldjoy Group, Ltd.                            284,000      18,627       0.0%
#*  China LNG Group, Ltd.                                 63,999       8,961       0.0%
    China Motor Bus Co., Ltd.                              1,400      17,536       0.0%
*   China Soft Power Technology Holdings, Ltd.           620,290       8,554       0.0%
*   China Strategic Holdings, Ltd.                     1,480,000      15,754       0.0%
#   Chinese Estates Holdings, Ltd.                        46,000      68,418       0.0%
    Chong Hing Bank, Ltd.                                  9,000      18,193       0.0%
    Chow Sang Sang Holdings International, Ltd.           37,000      81,229       0.0%
    Chow Tai Fook Jewellery Group, Ltd.                   58,400      75,293       0.0%
    Chuang's China Investments, Ltd.                     190,000      13,733       0.0%
    Chuang's Consortium International, Ltd.              140,000      31,602       0.0%
    CITIC Telecom International Holdings, Ltd.           277,000      81,591       0.0%
    CK Asset Holdings, Ltd.                               54,808     473,155       0.1%
    CK Hutchison Holdings, Ltd.                          103,808   1,227,515       0.1%
    CK Infrastructure Holdings, Ltd.                      32,500     256,503       0.0%
    CK Life Sciences Intl Holdings, Inc.                 244,000      17,616       0.0%
    CLP Holdings, Ltd.                                    27,000     280,370       0.0%
*   CMMB Vision Holdings, Ltd.                           312,000       7,549       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                SHARES   VALUE++  OF NET ASSETS**
                                                               --------- -------- ---------------
HONG KONG -- (Continued)
    CNQC International Holdings, Ltd.                            147,500 $ 53,569       0.0%
    CNT Group, Ltd.                                              128,000    6,695       0.0%
*   Common Splendor International Health Industry Group, Ltd.    146,000   15,052       0.0%
#   Convenience Retail Asia, Ltd.                                 54,000   25,396       0.0%
#*  Convoy Global Holdings, Ltd.                                 576,000    9,196       0.0%
#   Cowell e Holdings, Inc.                                       78,000   17,880       0.0%
*   Crocodile Garments                                           111,000   11,418       0.0%
    Cross-Harbour Holdings, Ltd. (The)                            33,000   54,496       0.0%
    CSI Properties, Ltd.                                       1,190,000   76,896       0.0%
*   CST Group, Ltd.                                            4,280,000   18,986       0.0%
    CW Group Holdings, Ltd.                                       37,500    5,745       0.0%
    Dah Sing Banking Group, Ltd.                                  71,328  169,380       0.0%
    Dah Sing Financial Holdings, Ltd.                             29,320  195,789       0.0%
    Eagle Nice International Holdings, Ltd.                       44,000   20,544       0.0%
    Emperor Capital Group, Ltd.                                  606,000   46,701       0.0%
    Emperor Watch & Jewellery, Ltd.                              680,000   46,567       0.0%
    Enerchina Holdings, Ltd.                                     540,000   30,749       0.0%
*   ENM Holdings, Ltd.                                           176,000   17,325       0.0%
*   Esprit Holdings, Ltd.                                        174,900   60,431       0.0%
*   eSun Holdings, Ltd.                                          118,000   18,688       0.0%
*   Eternity Investment, Ltd.                                    710,000   16,746       0.0%
#   Fairwood Holdings, Ltd.                                        5,500   20,974       0.0%
    Far East Consortium International, Ltd.                      237,634  135,708       0.0%
*   Far East Holdings International, Ltd.                        147,000   13,733       0.0%
    FIH Mobile, Ltd.                                             566,000   97,037       0.0%
    First Pacific Co., Ltd.                                      234,000  119,824       0.0%
*   First Shanghai Investments, Ltd.                             128,000   13,374       0.0%
#   Fountain SET Holdings, Ltd.                                  164,000   25,222       0.0%
*   Freeman FinTech Corp., Ltd.                                  720,000  106,797       0.0%
#   Future Bright Holdings, Ltd.                                  48,000    4,995       0.0%
*   G-Resources Group, Ltd.                                    5,079,600   41,275       0.0%
*   GCL New Energy Holdings, Ltd.                              1,194,000   66,227       0.0%
    Get Nice Financial Group, Ltd.                               101,500   16,428       0.0%
    Get Nice Holdings, Ltd.                                    1,252,000   46,063       0.0%
    Giordano International, Ltd.                                 278,000  169,879       0.0%
*   Global Brands Group Holding, Ltd.                            906,000   44,647       0.0%
#*  Gold-Finance Holdings, Ltd.                                   38,000   15,084       0.0%
*   Good Resources Holdings, Ltd.                                410,000   14,043       0.0%
    Goodbaby International Holdings, Ltd.                         70,000   44,431       0.0%
    Great Eagle Holdings, Ltd.                                    46,000  232,360       0.0%
#   Guotai Junan International Holdings, Ltd.                    428,000  127,880       0.0%
    Haitong International Securities Group, Ltd.                 347,356  202,487       0.0%
    Hang Lung Group, Ltd.                                        120,000  362,461       0.1%
    Hang Lung Properties, Ltd.                                   132,000  312,388       0.1%
    Hang Seng Bank, Ltd.                                          17,500  443,273       0.1%
    Hanison Construction Holdings, Ltd.                           26,565    4,829       0.0%
*   Hao Tian Development Group, Ltd.                             245,000    9,164       0.0%
    Henderson Land Development Co., Ltd.                          42,570  269,917       0.0%
    HK Electric Investments & HK Electric Investments, Ltd.       69,500   64,623       0.0%
    HKBN, Ltd.                                                   108,000  151,215       0.0%
    HKT Trust & HKT, Ltd.                                        401,000  527,590       0.1%
    Hon Kwok Land Investment Co., Ltd.                            38,000   21,581       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                            SHARES   VALUE++  OF NET ASSETS**
                                                                           --------- -------- ---------------
HONG KONG -- (Continued)
    Hong Kong & China Gas Co., Ltd.                                          110,397 $230,669       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                                   7,200   41,061       0.0%
#   Hong Kong Exchanges & Clearing, Ltd.                                      18,775  608,207       0.1%
    Hong Kong Ferry Holdings Co., Ltd.                                        22,000   25,282       0.0%
#   Hong Kong International Construction Investment Management Group Co.,
      Ltd.                                                                    80,000   20,999       0.0%
#*  Hong Kong Television Network, Ltd.                                        59,000   21,332       0.0%
#   Hongkong & Shanghai Hotels, Ltd. (The)                                    80,500  122,005       0.0%
    Hongkong Chinese, Ltd.                                                   136,000   23,708       0.0%
    Hopewell Holdings, Ltd.                                                   89,000  315,711       0.1%
*   Hsin Chong Group Holdings, Ltd.                                                3       --       0.0%
    Hung Hing Printing Group, Ltd.                                            86,000   19,590       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.                    266,000   97,773       0.0%
    Hysan Development Co., Ltd.                                               41,000  238,627       0.0%
*   I-CABLE Communications, Ltd.                                              63,112    1,343       0.0%
    IGG, Inc.                                                                 75,000  112,792       0.0%
*   Imagi International Holdings, Ltd.                                        31,500    3,968       0.0%
    International Housewares Retail Co., Ltd.                                 59,000   11,921       0.0%
    iOne Holdings, Ltd.                                                      280,000    5,280       0.0%
*   IRC, Ltd.                                                                310,000    6,616       0.0%
    IT, Ltd.                                                                  80,000   38,823       0.0%
    ITC Properties Group, Ltd.                                                67,200   23,672       0.0%
    Johnson Electric Holdings, Ltd.                                           63,875  222,383       0.0%
    Kader Holdings Co., Ltd.                                                 102,000   19,547       0.0%
    Karrie International Holdings, Ltd.                                      110,000   16,351       0.0%
    Kerry Logistics Network, Ltd.                                             92,500  141,251       0.0%
    Kerry Properties, Ltd.                                                    89,500  427,856       0.1%
    Kingmaker Footwear Holdings, Ltd.                                         42,000   11,042       0.0%
#   Kingston Financial Group, Ltd.                                           486,000  250,156       0.0%
    Kowloon Development Co., Ltd.                                             72,000   81,108       0.0%
    Kwoon Chung Bus Holdings, Ltd.                                            22,000   12,205       0.0%
    L'Occitane International SA                                               77,000  142,831       0.0%
    Lai Sun Development Co., Ltd.                                             42,220   65,231       0.0%
    Landsea Green Group Co., Ltd.                                            176,000   23,149       0.0%
    Li & Fung, Ltd.                                                        1,044,000  525,052       0.1%
    Lifestyle International Holdings, Ltd.                                    89,000  166,368       0.0%
    Lippo China Resources, Ltd.                                              210,000    6,508       0.0%
    Liu Chong Hing Investment, Ltd.                                           38,000   61,098       0.0%
    Luk Fook Holdings International, Ltd.                                     46,000  192,268       0.0%
    Lung Kee Bermuda Holdings                                                 24,000   12,424       0.0%
    Magnificent Hotel Investment, Ltd.                                       102,000    2,770       0.0%
    Man Wah Holdings, Ltd.                                                   164,800  121,882       0.0%
#*  Mason Group Holdings, Ltd.                                             2,219,598   58,175       0.0%
*   Master Glory Group, Ltd.                                               3,270,000   31,183       0.0%
    Microport Scientific Corp.                                                31,000   36,100       0.0%
#*  Midland Holdings, Ltd.                                                    90,000   24,419       0.0%
*   Midland IC&I, Ltd.                                                        32,000    1,345       0.0%
    Ming Fai International Holdings, Ltd.                                     64,000    9,624       0.0%
#   Miramar Hotel & Investment                                                25,000   49,009       0.0%
    Modern Dental Group, Ltd.                                                 72,000   20,627       0.0%
*   Mongolian Mining Corp.                                                   552,000   10,488       0.0%
    MTR Corp., Ltd.                                                           41,561  233,521       0.0%
    Nameson Holdings, Ltd.                                                   206,000   40,918       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                             SHARES   VALUE++  OF NET ASSETS**
                                                            --------- -------- ---------------
HONG KONG -- (Continued)
*   New Sports Group, Ltd.                                    108,499 $ 10,969       0.0%
*   New Times Energy Corp., Ltd.                              280,000    6,541       0.0%
    New World Development Co., Ltd.                           377,111  553,041       0.1%
#*  Newocean Energy Holdings, Ltd.                            156,000   36,335       0.0%
*   Nine Express, Ltd.                                        288,000   12,417       0.0%
    NWS Holdings, Ltd.                                        147,354  290,554       0.1%
    OP Financial, Ltd.                                         72,000   28,725       0.0%
    Orange Sky Golden Harvest Entertainment Holdings, Ltd.    105,000    6,904       0.0%
    Orient Overseas International, Ltd.                        31,500  299,516       0.1%
    Oriental Watch Holdings                                   118,000   38,611       0.0%
*   Pacific Basin Shipping, Ltd.                              680,000  180,808       0.0%
    Pacific Plywood Holdings, Ltd.                            400,000    9,632       0.0%
    Pacific Textiles Holdings, Ltd.                           167,000  152,775       0.0%
    Paliburg Holdings, Ltd.                                    58,000   25,356       0.0%
    PC Partner Group, Ltd.                                     44,000   29,325       0.0%
    PCCW, Ltd.                                                826,000  510,593       0.1%
    Perfect Shape Beauty Technology, Ltd.                      88,000   12,491       0.0%
    Pico Far East Holdings, Ltd.                              136,000   55,262       0.0%
    Playmates Holdings, Ltd.                                  140,000   19,187       0.0%
    Playmates Toys, Ltd.                                       96,000   10,615       0.0%
    Polytec Asset Holdings, Ltd.                              160,000   13,623       0.0%
    Power Assets Holdings, Ltd.                                35,000  260,429       0.0%
    Prada SpA                                                  35,400  179,842       0.0%
    Public Financial Holdings, Ltd.                            72,000   30,839       0.0%
*   PYI Corp., Ltd.                                           568,000   10,022       0.0%
    Regal Hotels International Holdings, Ltd.                  56,000   37,491       0.0%
*   Regent Pacific Group, Ltd.                                410,000   13,490       0.0%
#   Regina Miracle International Holdings, Ltd.                53,000   45,475       0.0%
    SA SA International Holdings, Ltd.                        232,749  144,416       0.0%
    Samsonite International SA                                129,000  583,514       0.1%
    SAS Dragon Holdings, Ltd.                                  64,000   18,872       0.0%
    SEA Holdings, Ltd.                                         23,706   39,147       0.0%
    Shangri-La Asia, Ltd.                                     122,000  237,426       0.0%
    Shenwan Hongyuan HK, Ltd.                                  67,500   20,802       0.0%
    Shun Ho Property Investments, Ltd.                          1,683      610       0.0%
    Shun Tak Holdings, Ltd.                                   228,000   93,838       0.0%
    Singamas Container Holdings, Ltd.                         316,000   50,338       0.0%
    Sino Land Co., Ltd.                                       214,131  369,628       0.1%
    SITC International Holdings Co., Ltd.                     232,000  247,183       0.0%
    Sitoy Group Holdings, Ltd.                                 46,000    9,856       0.0%
    SmarTone Telecommunications Holdings, Ltd.                 85,500   90,392       0.0%
*   SOCAM Development, Ltd.                                    24,000    5,457       0.0%
#*  Solartech International Holdings, Ltd.                    400,000   64,135       0.0%
    Soundwill Holdings, Ltd.                                   16,500   29,350       0.0%
*   South China Financial Holdings, Ltd.                    2,050,000   10,383       0.0%
    Stella International Holdings, Ltd.                        63,500   74,828       0.0%
    Sun Hung Kai & Co., Ltd.                                  115,000   70,948       0.0%
    Sun Hung Kai Properties, Ltd.                              50,196  808,378       0.1%
#*  Suncorp Technologies, Ltd.                              2,720,000    7,547       0.0%
    Swire Pacific, Ltd. Class A                                41,000  405,134       0.1%
    Swire Pacific, Ltd. Class B                                75,000  126,384       0.0%
    Swire Properties, Ltd.                                     31,800  112,874       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                            --------- ----------- ---------------
HONG KONG -- (Continued)
    TAI Cheung Holdings, Ltd.                                  41,000 $    45,160       0.0%
    Tao Heung Holdings, Ltd.                                   46,000       8,362       0.0%
    Techtronic Industries Co., Ltd.                            67,500     395,428       0.1%
#   Television Broadcasts, Ltd.                                35,600     112,978       0.0%
    Texwinca Holdings, Ltd.                                   126,000      63,351       0.0%
    TK Group Holdings, Ltd.                                    28,000      20,736       0.0%
#*  Tom Group, Ltd.                                           124,000      34,599       0.0%
#   Town Health International Medical Group, Ltd.             212,000      13,978       0.0%
#   Tradelink Electronic Commerce, Ltd.                       164,000      27,888       0.0%
    Transport International Holdings, Ltd.                     43,200     130,889       0.0%
*   Trinity, Ltd.                                              32,000       3,231       0.0%
*   TSC Group Holdings, Ltd.                                   51,000       4,419       0.0%
    Tsui Wah Holdings, Ltd.                                    56,000       7,903       0.0%
#*  United Laboratories International Holdings, Ltd. (The)    108,000     117,164       0.0%
*   Universe International Financial Holdings, Ltd.           130,000      11,565       0.0%
    Value Partners Group, Ltd.                                 33,000      31,215       0.0%
    Vantage International Holdings, Ltd.                      100,000      10,748       0.0%
    Vedan International Holdings, Ltd.                        124,000      12,341       0.0%
*   Victory City International Holdings, Ltd.               1,006,662      13,780       0.0%
    Vitasoy International Holdings, Ltd.                       98,000     259,885       0.0%
    VPower Group International Holdings, Ltd.                  32,000      16,653       0.0%
#   VSTECS Holdings, Ltd.                                     128,000      66,784       0.0%
    VTech Holdings, Ltd.                                       16,300     198,473       0.0%
    Wai Kee Holdings, Ltd.                                     34,000      19,664       0.0%
    Wang On Group, Ltd.                                       880,000      12,830       0.0%
    WH Group, Ltd.                                            911,500     943,653       0.1%
    Wharf Holdings, Ltd. (The)                                105,000     349,320       0.1%
    Wharf Real Estate Investment Co., Ltd.                     38,000     284,914       0.0%
    Wheelock & Co., Ltd.                                       47,000     348,703       0.1%
    Win Hanverky Holdings, Ltd.                               108,000      10,421       0.0%
*   Winfull Group Holdings, Ltd.                              496,000       9,525       0.0%
    Wing On Co. International, Ltd.                             9,000      33,473       0.0%
    Wing Tai Properties, Ltd.                                  62,000      48,061       0.0%
    Wonderful Sky Financial Group Holdings, Ltd.               46,000       7,919       0.0%
    Xinyi Glass Holdings, Ltd.                                338,000     485,909       0.1%
    Yeebo International Holdings, Ltd.                         44,000      12,376       0.0%
    Yue Yuen Industrial Holdings, Ltd.                        100,000     283,396       0.0%
    Yugang International, Ltd.                                898,000      24,266       0.0%
                                                                      -----------       ---
TOTAL HONG KONG                                                        29,130,118       2.9%
                                                                      -----------       ---
IRELAND -- (0.6%)
    Bank of Ireland Group P.L.C.                              105,617     947,530       0.1%
    CRH P.L.C.                                                  3,476     123,438       0.0%
    CRH P.L.C. Sponsored ADR                                   41,681   1,473,840       0.2%
    Datalex P.L.C.                                              7,778      24,719       0.0%
    FBD Holdings P.L.C.                                         2,458      34,891       0.0%
    Glanbia P.L.C.                                             31,539     532,703       0.1%
    IFG Group P.L.C.                                            4,791       9,325       0.0%
*   Independent News & Media P.L.C.                            56,438       6,124       0.0%
    Irish Continental Group P.L.C.                             17,203     116,541       0.0%
    Kerry Group P.L.C. Class A                                  4,621     471,065       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                            SHARES   VALUE++   OF NET ASSETS**
                                                            ------- ---------- ---------------
IRELAND -- (Continued)
    Kingspan Group P.L.C.                                    31,744 $1,437,016       0.1%
    Smurfit Kappa Group P.L.C.                               27,523  1,173,251       0.1%
                                                                    ----------       ---
TOTAL IRELAND                                                        6,350,443       0.6%
                                                                    ----------       ---
ISRAEL -- (0.6%)
*   ADO Group, Ltd.                                           1,782     32,487       0.0%
    Afcon Holdings, Ltd.                                        260     10,631       0.0%
*   Africa Israel Properties, Ltd.                            1,551     35,753       0.0%
    Africa Israel Residences, Ltd.                              740     14,494       0.0%
*   Airport City, Ltd.                                        8,606     98,255       0.0%
*   Allot Communications, Ltd.                                  758      3,835       0.0%
    Alony Hetz Properties & Investments, Ltd.                 8,259     73,262       0.0%
    Alrov Properties and Lodgings, Ltd.                         788     26,596       0.0%
    Amot Investments, Ltd.                                   13,239     65,244       0.0%
    Arad, Ltd.                                                1,741     15,908       0.0%
#*  Arko Holdings, Ltd.                                      52,460     31,187       0.0%
    Ashtrom Group, Ltd.                                       4,557     18,703       0.0%
    Ashtrom Properties, Ltd.                                  4,364     18,303       0.0%
    Avgol Industries 1953, Ltd.                              23,344     23,690       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.   22,077     21,555       0.0%
    Azrieli Group, Ltd.                                         887     40,573       0.0%
    Bank Hapoalim BM                                         71,464    488,057       0.1%
    Bank Leumi Le-Israel BM                                 164,286    969,230       0.1%
    Bayside Land Corp.                                          101     43,826       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.          65,094     82,118       0.0%
    Big Shopping Centers, Ltd.                                  376     24,139       0.0%
    Blue Square Real Estate, Ltd.                               536     19,179       0.0%
*   Brack Capital Properties NV                                 307     34,086       0.0%
    Castro Model, Ltd.                                          354      9,014       0.0%
*   Cellcom Israel, Ltd.(B23WQK8)                             8,209     55,946       0.0%
*   Cellcom Israel, Ltd.(M2196U109)                           3,337     22,692       0.0%
    Ceragon Networks, Ltd.                                    7,505     19,738       0.0%
*   Clal Biotechnology Industries, Ltd.                       6,520      4,928       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                 3,786     59,242       0.0%
*   Compugen, Ltd.                                            4,282     15,088       0.0%
    Danel Adir Yeoshua, Ltd.                                    247     11,623       0.0%
    Delek Automotive Systems, Ltd.                            9,595     68,814       0.0%
    Delek Group, Ltd.                                           496     74,135       0.0%
    Delta-Galil Industries, Ltd.                              1,714     49,034       0.0%
    Direct Insurance Financial Investments, Ltd.              3,306     40,264       0.0%
    El Al Israel Airlines                                    62,551     17,946       0.0%
    Electra Consumer Products 1970, Ltd.                      1,731     24,903       0.0%
    Electra, Ltd.                                               371     93,024       0.0%
*   Energix-Renewable Energies, Ltd.                         10,003      9,112       0.0%
*   Enlight Renewable Energy, Ltd.                           23,279     10,686       0.0%
    First International Bank Of Israel, Ltd.                  8,337    171,863       0.0%
    FMS Enterprises Migun, Ltd.                                 330      9,913       0.0%
    Formula Systems 1985, Ltd.                                1,487     51,133       0.0%
    Fox Wizel, Ltd.                                           1,377     23,866       0.0%
    Frutarom Industries, Ltd.                                 2,640    252,364       0.1%
*   Gilat Satellite Networks, Ltd.                            2,199     18,570       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                            SHARES  VALUE++  OF NET ASSETS**
                                                            ------- -------- ---------------
ISRAEL -- (Continued)
    Hadera Paper, Ltd.                                          538 $ 35,913       0.0%
    Ham-Let Israel-Canada, Ltd.                                 477   10,189       0.0%
    Harel Insurance Investments & Financial Services, Ltd.   22,314  161,976       0.0%
    Hilan, Ltd.                                               1,555   33,981       0.0%
    IDI Insurance Co., Ltd.                                     725   43,644       0.0%
*   Industrial Buildings Corp., Ltd.                         21,888   28,023       0.0%
    Inrom Construction Industries, Ltd.                       7,714   32,447       0.0%
    Israel Chemicals, Ltd.                                   32,912  147,079       0.0%
*   Israel Discount Bank, Ltd. Class A                       87,778  243,050       0.1%
    Israel Land Development Co., Ltd. (The)                   1,404   14,399       0.0%
*   Jerusalem Oil Exploration                                 1,747   98,091       0.0%
    Kenon Holdings, Ltd.                                      2,300   35,707       0.0%
    Kerur Holdings, Ltd.                                        968   26,738       0.0%
    Klil Industries, Ltd.                                       213   19,204       0.0%
    Maabarot Products, Ltd.                                     805    8,597       0.0%
    Magic Software Enterprises, Ltd.                          1,344   10,999       0.0%
    Matrix IT, Ltd.                                           3,922   43,160       0.0%
    Maytronics, Ltd.                                          4,774   22,776       0.0%
*   Mazor Robotics, Ltd. Sponsored ADR                          667   35,424       0.0%
    Mediterranean Towers, Ltd.                                5,316    9,824       0.0%
    Mega Or Holdings, Ltd.                                      988   11,839       0.0%
    Meitav Dash Investments, Ltd.                             3,496   10,885       0.0%
    Melisron, Ltd.                                            1,228   50,140       0.0%
    Menora Mivtachim Holdings, Ltd.                           5,630   63,049       0.0%
    Migdal Insurance & Financial Holding, Ltd.               59,686   58,455       0.0%
    Mivtach Shamir Holdings, Ltd.                               361    7,163       0.0%
    Mizrahi Tefahot Bank, Ltd.                               16,115  294,536       0.1%
    Naphtha Israel Petroleum Corp., Ltd.                      7,929   49,754       0.0%
    Neto ME Holdings, Ltd.                                      380   33,543       0.0%
*   Nice, Ltd. Sponsored ADR                                  2,267  215,750       0.1%
*   Nice, Ltd.                                                  653   61,864       0.0%
*   Nova Measuring Instruments, Ltd.                          3,729   98,973       0.0%
    Oil Refineries, Ltd.                                    316,114  136,784       0.0%
    Palram Industries 1990, Ltd.                              1,581    7,844       0.0%
*   Partner Communications Co., Ltd.                         23,793   97,998       0.0%
*   Partner Communications Co., Ltd. ADR                      1,321    5,456       0.0%
    Paz Oil Co., Ltd.                                         1,452  212,719       0.0%
*   Phoenix Holdings, Ltd. (The)                             11,852   60,485       0.0%
    Plasson Industries, Ltd.                                    675   31,373       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.        657   30,020       0.0%
    Scope Metals Group, Ltd.                                  1,610   42,337       0.0%
    Shapir Engineering and Industry, Ltd.                    10,968   35,251       0.0%
    Shikun & Binui, Ltd.                                     47,285   80,138       0.0%
    Shufersal, Ltd.                                          14,428   82,594       0.0%
*   SodaStream International, Ltd.                              674   63,512       0.0%
    Strauss Group, Ltd.                                       4,175   85,893       0.0%
    Summit Real Estate Holdings, Ltd.                         4,078   36,666       0.0%
*   Suny Cellular Communication, Ltd.                        24,074   13,717       0.0%
    Tadiran Holdings, Ltd.                                      495   14,053       0.0%
*   Tower Semiconductor, Ltd.(6320605)                        5,566  145,159       0.0%
*   Tower Semiconductor, Ltd.(2898173)                       10,571  273,472       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
ISRAEL -- (Continued)
*   Union Bank of Israel                       2,641 $   13,565       0.0%
                                                     ----------       ---
TOTAL ISRAEL                                          6,791,217       0.7%
                                                     ----------       ---
ITALY -- (3.1%)
    A2A SpA                                  289,676    582,464       0.1%
    ACEA SpA                                  11,372    199,507       0.0%
*   Aeffe SpA                                  5,749     20,513       0.0%
    Amplifon SpA                               8,565    160,001       0.0%
    Anima Holding SpA                         49,881    357,893       0.1%
*   Ansaldo STS SpA                            8,379    125,356       0.0%
*   Arnoldo Mondadori Editore SpA             26,239     51,322       0.0%
    Ascopiave SpA                              8,110     33,268       0.0%
    Assicurazioni Generali SpA                83,628  1,687,525       0.2%
#   Astaldi SpA                                7,476     21,192       0.0%
    Atlantia SpA                              20,349    673,534       0.1%
    Autogrill SpA                             15,675    199,772       0.0%
#   Azimut Holding SpA                        14,970    314,295       0.0%
    B&C Speakers SpA                             646     10,033       0.0%
*   Banca Carige SpA                          40,876        442       0.0%
    Banca Finnat Euramerica SpA               43,201     23,916       0.0%
    Banca Generali SpA                         5,928    192,299       0.0%
    Banca IFIS SpA                             5,863    230,990       0.0%
#   Banca Mediolanum SpA                      21,248    170,292       0.0%
#*  Banca Monte dei Paschi di Siena SpA          616      1,989       0.0%
    Banca Popolare di Sondrio SCPA            72,023    340,270       0.0%
#   Banca Profilo SpA                         37,962     10,363       0.0%
    Banca Sistema SpA                          9,819     26,970       0.0%
#*  Banco BPM SpA                            269,117    976,179       0.1%
    Banco di Desio e della Brianza SpA         6,714     19,222       0.0%
    BasicNet SpA                               5,935     27,682       0.0%
    BE                                        12,564     14,057       0.0%
    Biesse SpA                                 1,697     89,386       0.0%
#   BPER Banca                                86,730    500,647       0.1%
    Brembo SpA                                21,658    319,078       0.0%
    Brunello Cucinelli SpA                     2,929     97,287       0.0%
    Buzzi Unicem SpA                           9,385    236,958       0.0%
#   Cairo Communication SpA                   11,752     52,998       0.0%
    Cementir Holding SpA                       7,248     60,601       0.0%
    Cerved Information Solutions SpA          19,583    236,972       0.0%
    CIR-Compagnie Industriali Riunite SpA     67,352     88,541       0.0%
    Credito Emiliano SpA                      11,713    103,008       0.0%
*   Credito Valtellinese SpA               1,087,040    169,177       0.0%
*   d'Amico International Shipping SA         18,243      4,449       0.0%
    Danieli & C Officine Meccaniche SpA        2,689     73,956       0.0%
#   Datalogic SpA                              1,853     59,048       0.0%
    De' Longhi SpA                             5,580    166,813       0.0%
    DeA Capital SpA                           19,387     35,080       0.0%
    DiaSorin SpA                               2,271    213,987       0.0%
    Ei Towers SpA                              2,903    168,026       0.0%
    El.En. SpA                                 2,288     90,047       0.0%
*   Elica SpA                                  4,248     11,700       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
ITALY -- (Continued)
    Emak SpA                                       5,292 $    8,530       0.0%
    Enav SpA                                      20,262    110,443       0.0%
    Enel SpA                                     261,522  1,659,022       0.2%
    Eni SpA                                      131,586  2,572,296       0.3%
    Eni SpA Sponsored ADR                          3,109    121,780       0.0%
    ERG SpA                                        9,634    230,811       0.0%
#   Esprinet SpA                                   4,821     25,407       0.0%
*   Eurotech SpA                                   5,768     11,205       0.0%
*   Exprivia SpA                                   6,596     10,710       0.0%
    Falck Renewables SpA                          33,839     81,923       0.0%
#   Ferrari NV                                     5,231    641,735       0.1%
    Fiat Chrysler Automobiles NV(BRJFWP3)         95,249  2,116,316       0.2%
    Fiat Chrysler Automobiles NV(N31738102)       31,155    680,114       0.1%
    FinecoBank Banca Fineco SpA                   49,989    595,257       0.1%
    FNM SpA                                       35,502     28,706       0.0%
#*  GEDI Gruppo Editoriale SpA                    13,362      6,778       0.0%
#   Geox SpA                                      10,145     34,122       0.0%
    Gruppo MutuiOnline SpA                         2,317     44,462       0.0%
    Hera SpA                                     142,791    527,879       0.1%
    IMA Industria Macchine Automatiche SpA         2,082    202,027       0.0%
*   IMMSI SpA                                     36,619     26,620       0.0%
    Infrastrutture Wireless Italiane SpA          13,961    112,369       0.0%
#*  Intek Group SpA                               25,413      9,662       0.0%
    Interpump Group SpA                            7,570    240,475       0.0%
    Intesa Sanpaolo SpA                          501,508  1,907,714       0.2%
    Iren SpA                                      71,189    216,286       0.0%
    Italgas SpA                                   54,823    354,766       0.0%
    Italmobiliare SpA                              1,686     45,759       0.0%
    IVS Group SA                                     645      8,663       0.0%
#*  Juventus Football Club SpA                    81,554     61,874       0.0%
    La Doria SpA                                   1,769     25,796       0.0%
    Luxottica Group SpA                            4,181    260,834       0.0%
    Maire Tecnimont SpA                           12,278     62,403       0.0%
    MARR SpA                                       3,033     91,501       0.0%
    Massimo Zanetti Beverage Group SpA             1,730     15,139       0.0%
#*  Mediaset SpA                                 130,980    519,716       0.1%
    Mediobanca Banca di Credito Finanziario SpA   69,984    848,032       0.1%
    Moncler SpA                                   20,129    907,252       0.1%
#*  Mondo TV SpA                                   2,962     15,896       0.0%
    Nice SpA                                       3,045     11,225       0.0%
*   Openjobmetis SpA agenzia per il lavoro           850     12,349       0.0%
    OVS SpA                                       12,396     52,650       0.0%
    Panariagroup Industrie Ceramiche SpA           2,626     11,525       0.0%
    Parmalat SpA                                  24,905     90,811       0.0%
    Piaggio & C SpA                               40,741    106,879       0.0%
    Prima Industrie SpA                              595     29,437       0.0%
    Prysmian SpA                                  17,739    521,474       0.1%
    RAI Way SpA                                    9,425     53,338       0.0%
    Recordati SpA                                  7,525    268,421       0.0%
#   Reno de Medici SpA                            51,419     47,070       0.0%
    Reply SpA                                      1,748    110,476       0.0%
*   Retelit SpA                                   14,038     33,026       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                   ------- ----------- ---------------
ITALY -- (Continued)
    Sabaf SpA                                        1,265 $    29,199       0.0%
    SAES Getters SpA                                   993      26,819       0.0%
#*  Safilo Group SpA                                 3,432      17,206       0.0%
#*  Saipem SpA                                     120,919     461,817       0.1%
#   Salini Impregilo SpA                            35,532     101,663       0.0%
#   Salvatore Ferragamo SpA                          5,986     176,876       0.0%
    Saras SpA                                      126,193     301,170       0.0%
    Servizi Italia SpA                               2,903      18,912       0.0%
    Sesa SpA                                         1,124      35,641       0.0%
    Snam SpA                                        76,616     367,839       0.1%
    Societa Cattolica di Assicurazioni SC           29,403     313,051       0.0%
    Societa Iniziative Autostradali e Servizi SpA   14,799     313,488       0.0%
*   Sogefi SpA                                      12,614      49,386       0.0%
    SOL SpA                                          4,287      58,760       0.0%
    Tamburi Investment Partners SpA                  2,892      21,395       0.0%
    Technogym SpA                                    5,953      72,217       0.0%
#   Tenaris SA                                      19,381     363,224       0.1%
    Terna Rete Elettrica Nazionale SpA              94,467     566,984       0.1%
#*  Tiscali SpA                                    259,219       9,487       0.0%
#   Tod's SpA                                        1,485     114,665       0.0%
#*  Trevi Finanziaria Industriale SpA                7,195       3,658       0.0%
    UniCredit SpA                                   72,962   1,581,814       0.2%
#   Unione di Banche Italiane SpA                  184,252     949,030       0.1%
    Unipol Gruppo SpA                               79,827     427,564       0.1%
#   UnipolSai Assicurazioni SpA                    201,058     540,335       0.1%
*   Yoox Net-A-Porter Group SpA                      2,448     112,007       0.0%
    Zignago Vetro SpA                                1,654      16,615       0.0%
                                                           -----------       ---
TOTAL ITALY                                                 33,088,888       3.3%
                                                           -----------       ---
JAPAN -- (23.2%)
    77 Bank, Ltd. (The)                             13,500     333,551       0.1%
    A&A Material Corp.                               1,500      17,803       0.0%
    A&D Co., Ltd.                                    4,500      28,316       0.0%
    ABC-Mart, Inc.                                   1,400      92,266       0.0%
    Abist Co., Ltd.                                    400      17,426       0.0%
#*  Access Co., Ltd.                                 4,500      44,557       0.0%
    Achilles Corp.                                   3,200      66,489       0.0%
    Acom Co., Ltd.                                   3,200      14,487       0.0%
    Adastria Co., Ltd.                               6,080     105,477       0.0%
    ADEKA Corp.                                     16,100     285,896       0.0%
    Adtec Plasma Technology Co., Ltd.                1,000      16,982       0.0%
    Advan Co., Ltd.                                  2,000      18,255       0.0%
    Advanex, Inc.                                      500      10,950       0.0%
    Advantest Corp.                                  2,200      52,328       0.0%
    Adventure, Inc.                                    100      14,071       0.0%
    Aeon Co., Ltd.                                  51,566   1,030,396       0.1%
    Aeon Delight Co., Ltd.                           4,000     139,944       0.0%
    Aeon Fantasy Co., Ltd.                           1,100      57,847       0.0%
    AEON Financial Service Co., Ltd.                10,100     236,583       0.0%
    Aeon Hokkaido Corp.                              2,900      21,162       0.0%
    Aeon Mall Co., Ltd.                              8,400     169,860       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        PERCENTAGE
                                      SHARES VALUE++  OF NET ASSETS**
                                      ------ -------- ---------------
JAPAN -- (Continued)
#   Aeria, Inc.                        1,700 $ 23,525       0.0%
    Agro-Kanesho Co., Ltd.             1,400   37,071       0.0%
    Ahresty Corp.                      2,700   24,507       0.0%
    Ai Holdings Corp.                  3,100   82,730       0.0%
    Aica Kogyo Co., Ltd.               4,300  161,678       0.0%
    Aichi Bank, Ltd. (The)             1,300   62,123       0.0%
    Aichi Corp.                        5,100   36,275       0.0%
    Aichi Steel Corp.                  2,200   94,953       0.0%
    Aichi Tokei Denki Co., Ltd.          500   18,913       0.0%
    Aida Engineering, Ltd.             4,700   54,754       0.0%
#*  Aigan Co., Ltd.                    2,100    8,504       0.0%
#   Ain Holdings, Inc.                 6,100  406,278       0.1%
    Aiphone Co., Ltd.                  2,000   33,455       0.0%
    Air Water, Inc.                   27,500  531,244       0.1%
    Airport Facilities Co., Ltd.       6,100   35,292       0.0%
    Airtech Japan, Ltd.                2,300   18,706       0.0%
    Aisan Industry Co., Ltd.           7,400   76,349       0.0%
    Aisin Seiki Co., Ltd.             13,618  737,754       0.1%
    Aizawa Securities Co., Ltd.        5,100   36,064       0.0%
    Ajinomoto Co., Inc.               51,900  950,937       0.1%
#   Ajis Co., Ltd.                     1,100   31,567       0.0%
    Akatsuki Corp.                     3,800   15,452       0.0%
#*  Akatsuki, Inc.                       400   17,182       0.0%
*   Akebono Brake Industry Co., Ltd.  19,100   49,064       0.0%
    Akita Bank, Ltd. (The)             3,100   84,791       0.0%
    Albis Co., Ltd.                      800   26,625       0.0%
#   Alconix Corp.                      4,200   75,036       0.0%
    Alfresa Holdings Corp.            10,000  220,641       0.0%
    Alinco, Inc.                       2,600   25,892       0.0%
    Alpen Co., Ltd.                    3,400   74,645       0.0%
    Alpha Corp.                        1,500   24,371       0.0%
    Alpha Systems, Inc.                1,500   31,122       0.0%
    Alpine Electronics, Inc.           8,100  153,170       0.0%
    Alps Electric Co., Ltd.           12,000  265,036       0.0%
    Alps Logistics Co., Ltd.           1,800   14,869       0.0%
    Altech Corp.                       1,200   28,440       0.0%
    Amada Holdings Co., Ltd.          17,700  212,476       0.0%
    Amano Corp.                        9,200  228,030       0.0%
    Amiyaki Tei Co., Ltd.                600   29,467       0.0%
    Amuse, Inc.                        2,300   66,967       0.0%
    ANA Holdings, Inc.                 1,700   67,293       0.0%
    Anest Iwata Corp.                  3,400   36,184       0.0%
    Anicom Holdings, Inc.              1,200   39,435       0.0%
    Anritsu Corp.                      7,900  103,351       0.0%
    AOI Electronic Co., Ltd.             900   34,878       0.0%
    AOI TYO Holdings, Inc.             2,466   34,285       0.0%
    AOKI Holdings, Inc.                7,000  107,402       0.0%
    Aomori Bank, Ltd. (The)            3,500  108,960       0.0%
    Aoyama Trading Co., Ltd.           8,500  327,371       0.1%
    Aoyama Zaisan Networks Co., Ltd.     700   12,397       0.0%
    Aozora Bank, Ltd.                  6,700  270,289       0.0%
#   Apaman Co., Ltd.                   3,300   39,424       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
JAPAN -- (Continued)
    Arakawa Chemical Industries, Ltd.         3,000 $   54,707       0.0%
    Arata Corp.                               1,400     82,972       0.0%
    Araya Industrial Co., Ltd.                  800     15,511       0.0%
    Arcland Sakamoto Co., Ltd.                4,700     74,153       0.0%
    Arcland Service Holdings Co., Ltd.          800     17,068       0.0%
    Arcs Co., Ltd.                            7,000    191,757       0.0%
    Arealink Co., Ltd.                          800     26,401       0.0%
    Argo Graphics, Inc.                       1,000     32,452       0.0%
    Ariake Japan Co., Ltd.                      400     34,311       0.0%
*   Arisawa Manufacturing Co., Ltd.           5,500     52,342       0.0%
*   Arrk Corp.                               12,600     14,366       0.0%
    Artnature, Inc.                           3,000     20,511       0.0%
    ArtSpark Holdings, Inc.                   1,700     15,111       0.0%
    As One Corp.                                600     40,752       0.0%
    Asahi Broadcasting Group Holdings Corp.   1,500     12,093       0.0%
    Asahi Co., Ltd.                           3,500     42,993       0.0%
    Asahi Diamond Industrial Co., Ltd.        9,700     92,915       0.0%
    Asahi Glass Co., Ltd.                    26,800  1,112,231       0.1%
    Asahi Holdings, Inc.                      4,400     80,342       0.0%
    Asahi Intecc Co., Ltd.                    6,400    223,241       0.0%
    Asahi Kasei Corp.                        79,000  1,086,268       0.1%
    Asahi Kogyosha Co., Ltd.                  1,076     35,427       0.0%
    Asahi Net, Inc.                           2,800     13,196       0.0%
    Asahi Yukizai Corp.                       2,200     36,710       0.0%
    Asanuma Corp.                            11,000     40,336       0.0%
    Ashimori Industry Co., Ltd.               1,100     24,437       0.0%
    Asia Pile Holdings Corp.                  6,300     37,015       0.0%
    Asics Corp.                              19,600    370,373       0.1%
#   ASKUL Corp.                               2,300     72,322       0.0%
    Asrapport Dining Co., Ltd.                2,000     10,318       0.0%
    Asti Corp.                                  600     22,774       0.0%
#   Asukanet Co., Ltd.                        1,300     18,538       0.0%
    Asunaro Aoki Construction Co., Ltd.       2,200     21,208       0.0%
    Ateam, Inc.                                 900     18,708       0.0%
    Atsugi Co., Ltd.                          2,600     29,307       0.0%
    Autobacs Seven Co., Ltd.                  7,600    143,468       0.0%
    Avex, Inc.                                6,600     91,106       0.0%
    Awa Bank, Ltd. (The)                     37,000    241,594       0.0%
#   Axell Corp.                               1,700     13,208       0.0%
    Axial Retailing, Inc.                     2,600    105,990       0.0%
    Azbil Corp.                               6,700    311,814       0.1%
    Bandai Namco Holdings, Inc.               9,600    324,852       0.1%
    Bando Chemical Industries, Ltd.           6,000     72,008       0.0%
    Bank of Iwate, Ltd. (The)                 3,000    117,506       0.0%
    Bank of Kochi, Ltd. (The)                 1,900     22,389       0.0%
    Bank of Kyoto, Ltd. (The)                 7,099    426,760       0.1%
    Bank of Nagoya, Ltd. (The)                2,499     92,938       0.0%
    Bank of Okinawa, Ltd. (The)               4,680    196,817       0.0%
    Bank of Saga, Ltd. (The)                  3,300     75,716       0.0%
    Bank of the Ryukyus, Ltd.                 3,900     59,826       0.0%
#   Bank of Toyama, Ltd. (The)                  400     14,515       0.0%
    Baroque Japan, Ltd.                       2,500     26,267       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                   SHARES VALUE++  OF NET ASSETS**
                                                   ------ -------- ---------------
JAPAN -- (Continued)
    BayCurrent Consulting, Inc.                       600 $ 21,329       0.0%
    Belc Co., Ltd.                                  2,000  107,604       0.0%
    Bell System24 Holdings, Inc.                    5,700   91,284       0.0%
    Belluna Co., Ltd.                               4,800   55,830       0.0%
    Benefit One, Inc.                               3,400   79,506       0.0%
    Benesse Holdings, Inc.                          4,700  171,189       0.0%
*   Bengo4.com, Inc.                                  700   11,407       0.0%
    Bic Camera, Inc.                               15,400  252,374       0.0%
    Biofermin Pharmaceutical Co., Ltd.                700   18,140       0.0%
    BML, Inc.                                       4,100  103,769       0.0%
    Bookoff Corp.                                   3,100   23,662       0.0%
    Bourbon Corp.                                   2,500   66,407       0.0%
#   BP Castrol K.K.                                   700   11,078       0.0%
    Broadband Tower, Inc.                           6,500   10,974       0.0%
    Broadleaf Co., Ltd.                            10,400   49,489       0.0%
    BRONCO BILLY Co., Ltd.                            700   27,425       0.0%
    Bunka Shutter Co., Ltd.                         9,300   92,433       0.0%
    C Uyemura & Co., Ltd.                             600   40,972       0.0%
    CAC Holdings Corp.                              3,200   32,379       0.0%
    Calbee, Inc.                                    4,900  165,007       0.0%
    Can Do Co., Ltd.                                2,200   36,532       0.0%
    Canon Electronics, Inc.                         2,700   62,802       0.0%
    Canon Marketing Japan, Inc.                     6,600  143,424       0.0%
    Canon, Inc.                                    23,700  815,260       0.1%
    Capcom Co., Ltd.                               14,200  271,439       0.0%
    Carlit Holdings Co., Ltd.                       3,500   33,909       0.0%
#   Casio Computer Co., Ltd.                       21,800  324,718       0.1%
    Cawachi, Ltd.                                   3,200   74,403       0.0%
    Central Automotive Products, Ltd.               1,900   29,468       0.0%
    Central Glass Co., Ltd.                         4,400  104,248       0.0%
    Central Japan Railway Co.                       2,000  400,769       0.1%
#   Central Security Patrols Co., Ltd.                700   25,141       0.0%
    Central Sports Co., Ltd.                        1,400   47,585       0.0%
    Chiba Bank, Ltd. (The)                         50,100  404,228       0.1%
    Chiba Kogyo Bank, Ltd. (The)                   12,300   57,025       0.0%
#   Chilled & Frozen Logistics Holdings Co., Ltd.   3,300   45,453       0.0%
    Chino Corp.                                     1,400   20,768       0.0%
    Chiyoda Co., Ltd.                               2,200   52,880       0.0%
#   Chiyoda Corp.                                  21,400  219,731       0.0%
    Chiyoda Integre Co., Ltd.                       2,200   50,532       0.0%
    Chofu Seisakusho Co., Ltd.                      3,400   80,755       0.0%
    Chori Co., Ltd.                                 2,600   49,793       0.0%
    Chubu Electric Power Co., Inc.                 16,800  263,389       0.0%
    Chubu Shiryo Co., Ltd.                          4,100   92,166       0.0%
    Chudenko Corp.                                  5,800  161,283       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                  1,800   31,930       0.0%
    Chugai Ro Co., Ltd.                             1,400   37,616       0.0%
    Chugoku Bank, Ltd. (The)                       19,500  226,473       0.0%
    Chugoku Electric Power Co., Inc. (The)         18,400  230,192       0.0%
    Chugoku Marine Paints, Ltd.                    10,000   98,636       0.0%
    Chukyo Bank, Ltd. (The)                         2,000   43,059       0.0%
    Chuo Spring Co., Ltd.                             400   12,803       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Chuo Warehouse Co., Ltd.                  1,100 $ 11,302       0.0%
    CI Takiron Corp.                          6,000   36,612       0.0%
    Citizen Watch Co., Ltd.                  54,000  402,344       0.1%
    CK-San-Etsu Co., Ltd.                       700   35,683       0.0%
    CKD Corp.                                 9,000  188,710       0.0%
    Cleanup Corp.                             2,800   22,805       0.0%
    CMIC Holdings Co., Ltd.                   1,800   41,278       0.0%
    CMK Corp.                                 6,200   49,994       0.0%
    Coca-Cola Bottlers Japan Holdings, Inc.   6,556  281,948       0.0%
    Cocokara fine, Inc.                       1,900  137,418       0.0%
    COLOPL, Inc.                             10,700   80,807       0.0%
    Computer Engineering & Consulting, Ltd.   1,300   39,865       0.0%
    Computer Institute of Japan, Ltd.         2,100   14,305       0.0%
    COMSYS Holdings Corp.                    11,100  308,798       0.1%
    Comture Corp.                               900   29,633       0.0%
    Concordia Financial Group, Ltd.          82,432  479,238       0.1%
    CONEXIO Corp.                             4,000   88,756       0.0%
    Core Corp.                                1,200   16,208       0.0%
    Corona Corp.                              3,800   44,811       0.0%
    Cosel Co., Ltd.                           2,300   30,942       0.0%
    Cosmo Energy Holdings Co., Ltd.          12,600  415,084       0.1%
    Cosmos Initia Co., Ltd.                   2,100   15,848       0.0%
    Cosmos Pharmaceutical Corp.                 700  157,406       0.0%
    CRE, Inc.                                 1,200   19,768       0.0%
    Create Medic Co., Ltd.                    1,400   15,330       0.0%
    Create Restaurants Holdings, Inc.         4,300   54,159       0.0%
    Create SD Holdings Co., Ltd.              4,500  130,403       0.0%
    Credit Saison Co., Ltd.                  18,400  329,535       0.1%
#   Creek & River Co., Ltd.                   1,300   13,979       0.0%
#   Cresco, Ltd.                                400   13,711       0.0%
*   CROOZ, Inc.                               1,100   21,671       0.0%
    CTI Engineering Co., Ltd.                 3,300   44,134       0.0%
#   CTS Co., Ltd.                             4,000   27,978       0.0%
    Cube System, Inc.                         2,300   16,931       0.0%
    CyberAgent, Inc.                          6,400  351,534       0.1%
*   CYBERDYNE, Inc.                           1,700   21,731       0.0%
#*  Cyberstep, Inc.                             900   19,883       0.0%
    Cybozu, Inc.                              3,300   16,536       0.0%
*   D.A. Consortium Holdings, Inc.            5,400  112,608       0.0%
    Dai Nippon Printing Co., Ltd.            17,800  383,274       0.1%
    Dai Nippon Toryo Co., Ltd.                4,200   59,270       0.0%
    Dai-Dan Co., Ltd.                         2,500   60,492       0.0%
    Dai-ichi Life Holdings, Inc.             37,500  744,470       0.1%
    Dai-ichi Seiko Co., Ltd.                  1,300   25,490       0.0%
    Daibiru Corp.                             9,100  108,504       0.0%
    Daicel Corp.                             63,200  729,217       0.1%
    Daido Kogyo Co., Ltd.                     2,100   28,782       0.0%
    Daido Metal Co., Ltd.                     7,000   83,054       0.0%
    Daido Steel Co., Ltd.                     6,100  329,404       0.1%
    Daidoh, Ltd.                              4,900   20,774       0.0%
    Daifuku Co., Ltd.                         6,100  326,092       0.1%
    Daihatsu Diesel Manufacturing Co., Ltd.   4,800   39,138       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                             SHARES  VALUE++  OF NET ASSETS**
                                                             ------- -------- ---------------
JAPAN -- (Continued)
    Daihen Corp.                                              17,000 $131,867       0.0%
    Daiho Corp.                                               15,000   91,270       0.0%
    Daiichi Jitsugyo Co., Ltd.                                 1,800   55,009       0.0%
    Daiichi Kensetsu Corp.                                       900   14,629       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                     3,400   40,983       0.0%
    Daiichikosho Co., Ltd.                                     4,400  230,855       0.0%
    Daiken Corp.                                               3,000   75,286       0.0%
#   Daiken Medical Co., Ltd.                                   2,300   15,758       0.0%
    Daiki Aluminium Industry Co., Ltd.                         7,200   49,586       0.0%
    Daiki Axis Co., Ltd.                                       1,200   16,511       0.0%
    Daikokutenbussan Co., Ltd.                                 1,500   77,565       0.0%
    Daikyo, Inc.                                               5,400  117,529       0.0%
    Daikyonishikawa Corp.                                      7,800  140,196       0.0%
    Dainichi Co., Ltd.                                         2,000   14,736       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    2,300   94,202       0.0%
#   Daio Paper Corp.                                          14,200  199,071       0.0%
    Daiohs Corp.                                               1,500   18,747       0.0%
    Daiseki Co., Ltd.                                          2,900   90,294       0.0%
    Daishi Bank, Ltd. (The)                                    5,500  246,629       0.0%
    Daishinku Corp.                                            1,900   22,647       0.0%
    Daisue Construction Co., Ltd.                              1,600   15,174       0.0%
    Daito Bank, Ltd. (The)                                     1,100   13,198       0.0%
    Daito Pharmaceutical Co., Ltd.                             2,100   72,227       0.0%
    Daito Trust Construction Co., Ltd.                         2,200  367,103       0.1%
    Daitron Co., Ltd.                                          1,200   22,842       0.0%
    Daiwa House Industry Co., Ltd.                            16,300  595,948       0.1%
    Daiwa Industries, Ltd.                                     5,500   60,111       0.0%
    Daiwa Securities Group, Inc.                             110,000  674,799       0.1%
    Daiwabo Holdings Co., Ltd.                                 3,800  172,400       0.0%
    Daiyu Lic Holdings Co., Ltd.                               1,500   13,744       0.0%
    DCM Holdings Co., Ltd.                                    17,500  174,128       0.0%
    DD Holdings Co., Ltd.                                        300    7,477       0.0%
    Dear Life Co., Ltd.                                        1,900   10,177       0.0%
    Dena Co., Ltd.                                            14,000  266,835       0.0%
    Denka Co., Ltd.                                           15,100  537,580       0.1%
    Denki Kogyo Co., Ltd.                                      2,000   60,442       0.0%
#   Densan System Co., Ltd.                                    1,800   34,325       0.0%
    Denso Corp.                                               12,300  646,818       0.1%
    Dentsu, Inc.                                              14,200  672,693       0.1%
    Denyo Co., Ltd.                                            3,400   59,441       0.0%
    Descente, Ltd.                                             5,200   87,739       0.0%
    Dexerials Corp.                                            9,600   90,068       0.0%
    DIC Corp.                                                 16,500  559,926       0.1%
#   Digital Arts, Inc.                                         1,400   55,151       0.0%
    Dip Corp.                                                  3,200   77,591       0.0%
    Disco Corp.                                                1,300  227,862       0.0%
    DKS Co., Ltd.                                              9,000   56,966       0.0%
    DMG Mori Co., Ltd.                                        20,700  386,772       0.1%
    Don Quijote Holdings Co., Ltd.                             3,500  188,430       0.0%
    Doshisha Co., Ltd.                                         2,200   51,241       0.0%
    Doutor Nichires Holdings Co., Ltd.                         3,600   75,265       0.0%
    Dowa Holdings Co., Ltd.                                    9,300  349,501       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                          SHARES VALUE++  OF NET ASSETS**
                                          ------ -------- ---------------
JAPAN -- (Continued)
    Dr Ci:Labo Co., Ltd.                   3,400 $163,565       0.0%
*   Drecom Co., Ltd.                       1,200   14,671       0.0%
    DSB Co., Ltd.                          2,000   10,683       0.0%
    DTS Corp.                              3,500  126,847       0.0%
    Duskin Co., Ltd.                       7,500  189,074       0.0%
    Dvx, Inc.                              1,700   20,580       0.0%
    DyDo Group Holdings, Inc.              1,800  112,021       0.0%
#   Dynic Corp.                            1,100   10,611       0.0%
    E-Guardian, Inc.                       1,200   36,716       0.0%
    Eagle Industry Co., Ltd.               5,200   93,779       0.0%
    Earth Corp.                            1,900   99,812       0.0%
    Ebara Corp.                           11,400  435,429       0.1%
    Ebara Foods Industry, Inc.               800   15,402       0.0%
    Ebara Jitsugyo Co., Ltd.               1,200   25,983       0.0%
#   Eco's Co., Ltd.                        2,100   35,689       0.0%
#   EDION Corp.                           13,800  161,755       0.0%
#   EF-ON, Inc.                            3,200   44,002       0.0%
    eGuarantee, Inc.                       1,800   35,941       0.0%
    Ehime Bank, Ltd. (The)                 5,400   65,090       0.0%
    Eidai Co., Ltd.                        6,000   29,920       0.0%
    Eighteenth Bank, Ltd. (The)           19,000   50,260       0.0%
    Eiken Chemical Co., Ltd.               3,000   70,811       0.0%
    Eizo Corp.                             3,100  144,918       0.0%
    Elecom Co., Ltd.                       1,500   33,623       0.0%
    Electric Power Development Co., Ltd.   4,200  114,221       0.0%
    Elematec Corp.                         1,400   31,199       0.0%
    EM Systems Co., Ltd.                   2,600   30,722       0.0%
    en-japan, Inc.                         2,600  121,545       0.0%
    Endo Lighting Corp.                    1,300   12,164       0.0%
*   Eneres Co., Ltd.                       2,700   13,064       0.0%
#*  Enigmo, Inc.                           1,100   13,497       0.0%
    Enomoto Co., Ltd.                        600    8,865       0.0%
    Enplas Corp.                           1,200   34,515       0.0%
#*  Enshu, Ltd.                           13,000   18,286       0.0%
    EPS Holdings, Inc.                     6,100  124,278       0.0%
#   eRex Co., Ltd.                         5,300   42,041       0.0%
    ES-Con Japan, Ltd.                     8,200   69,945       0.0%
    ESCRIT, Inc.                           2,500   19,280       0.0%
#*  Escrow Agent Japan Co., Ltd.           5,500   21,548       0.0%
    ESPEC Corp.                            2,400   56,454       0.0%
#   Evolable Asia Corp.                    1,200   21,763       0.0%
    Excel Co., Ltd.                        1,300   33,309       0.0%
    Exedy Corp.                            5,900  199,820       0.0%
    Ezaki Glico Co., Ltd.                  5,400  290,887       0.1%
    F-Tech, Inc.                           2,700   33,825       0.0%
    F@N Communications, Inc.               4,000   25,131       0.0%
    Faith, Inc.                            1,900   19,659       0.0%
    Falco Holdings Co., Ltd.               1,000   16,972       0.0%
#   FamilyMart UNY Holdings Co., Ltd.      7,400  720,256       0.1%
    FANUC Corp.                            1,100  235,632       0.0%
    Fast Retailing Co., Ltd.                 800  351,212       0.1%
    FCC Co., Ltd.                          6,200  175,374       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Feed One Co., Ltd.                   17,600 $   39,159       0.0%
    Felissimo Corp.                       1,000     12,524       0.0%
    Fenwal Controls of Japan, Ltd.        1,200     17,633       0.0%
    Ferrotec Holdings Corp.               8,100    180,213       0.0%
#*  FFRI, Inc.                              300     10,893       0.0%
    FIDEA Holdings Co., Ltd.             32,900     57,713       0.0%
    Financial Products Group Co., Ltd.    7,800     99,315       0.0%
#   FINDEX, Inc.                          1,800     13,091       0.0%
    First Bank of Toyama, Ltd. (The)      5,300     24,005       0.0%
#   First Brothers Co., Ltd.                800      9,883       0.0%
    First Juken Co., Ltd.                 1,100     16,164       0.0%
#   Fixstars Corp.                        2,500     31,750       0.0%
    FJ Next Co., Ltd.                     2,400     18,747       0.0%
#*  Flight Holdings, Inc.                 2,300     16,870       0.0%
    Foster Electric Co., Ltd.             2,600     60,908       0.0%
    FP Corp.                              4,300    265,988       0.0%
    France Bed Holdings Co., Ltd.         3,300     29,675       0.0%
#*  FreakOut Holdings, Inc.                 900     14,388       0.0%
#   Freebit Co., Ltd.                     2,300     22,505       0.0%
    Freund Corp.                          3,000     30,534       0.0%
    Fudo Tetra Corp.                     36,900     62,957       0.0%
    Fuji Co., Ltd.                        4,000     87,363       0.0%
    Fuji Corp.                            7,500    134,605       0.0%
#   Fuji Corp.                            1,800     42,541       0.0%
    Fuji Corp., Ltd.                      3,900     32,223       0.0%
    Fuji Die Co., Ltd.                    1,600     14,495       0.0%
    Fuji Electric Co., Ltd.              67,000    477,865       0.1%
#   Fuji Kyuko Co., Ltd.                  1,999     55,527       0.0%
    Fuji Media Holdings, Inc.             6,700    109,847       0.0%
    Fuji Oil Co., Ltd.                    8,000     33,086       0.0%
    Fuji Oil Holdings, Inc.               9,900    317,363       0.1%
    Fuji Seal International, Inc.         8,100    302,232       0.1%
    Fuji Soft, Inc.                       3,300    127,814       0.0%
    Fujibo Holdings, Inc.                 1,600     61,760       0.0%
    Fujicco Co., Ltd.                     2,000     46,029       0.0%
    Fujikura Kasei Co., Ltd.              5,000     30,988       0.0%
    Fujikura Rubber, Ltd.                 4,800     33,911       0.0%
    Fujikura, Ltd.                       50,000    341,652       0.1%
    Fujimi, Inc.                          1,800     38,966       0.0%
    Fujimori Kogyo Co., Ltd.              2,600     88,093       0.0%
    Fujio Food System Co., Ltd.             700     12,931       0.0%
#   Fujisash Co., Ltd.                   13,200     11,924       0.0%
    Fujita Kanko, Inc.                    1,600     48,469       0.0%
    Fujitec Co., Ltd.                     7,500    104,155       0.0%
    Fujitsu Frontech, Ltd.                2,700     39,883       0.0%
    Fujitsu General, Ltd.                12,700    206,777       0.0%
    Fujitsu, Ltd.                       215,000  1,303,427       0.2%
    Fujiya Co., Ltd.                      1,000     24,886       0.0%
    FuKoKu Co., Ltd.                      1,300     11,903       0.0%
    Fukuda Corp.                          1,200     75,258       0.0%
    Fukuda Denshi Co., Ltd.                 300     21,467       0.0%
    Fukui Bank, Ltd. (The)                4,300     96,722       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                          SHARES VALUE++  OF NET ASSETS**
                                          ------ -------- ---------------
JAPAN -- (Continued)
    Fukui Computer Holdings, Inc.            700 $ 13,710       0.0%
    Fukuoka Financial Group, Inc.         87,000  465,808       0.1%
    Fukushima Bank, Ltd. (The)             3,800   28,052       0.0%
    Fukushima Industries Corp.             2,500  115,926       0.0%
    Fukuyama Transporting Co., Ltd.        5,400  225,333       0.0%
    FULLCAST Holdings Co., Ltd.            2,200   47,555       0.0%
#   Fumakilla, Ltd.                        1,499   27,224       0.0%
#*  Funai Electric Co., Ltd.               3,500   24,210       0.0%
    Funai Soken Holdings, Inc.             2,880   67,415       0.0%
#   Furukawa Battery Co., Ltd. (The)       4,000   36,014       0.0%
    Furukawa Electric Co., Ltd.           13,000  638,828       0.1%
    Furuno Electric Co., Ltd.              4,600   37,756       0.0%
    Furusato Industries, Ltd.              2,200   37,010       0.0%
    Furyu Corp.                            3,200   27,396       0.0%
    Fuso Chemical Co., Ltd.                4,000  101,375       0.0%
    Fuso Pharmaceutical Industries, Ltd.   1,000   26,849       0.0%
    Futaba Corp.                           6,400  132,621       0.0%
    Futaba Industrial Co., Ltd.           14,200  113,491       0.0%
    Future Corp.                           3,700   42,599       0.0%
    Fuyo General Lease Co., Ltd.           3,500  237,072       0.0%
    G-7 Holdings, Inc.                     1,200   26,619       0.0%
    G-Tekt Corp.                           3,800   73,408       0.0%
    Gakken Holdings Co., Ltd.                800   36,272       0.0%
    Gakkyusha Co., Ltd.                    1,500   24,291       0.0%
    Gecoss Corp.                           2,500   25,134       0.0%
    Genki Sushi Co., Ltd.                    500   12,883       0.0%
*   Genky DrugStores Co., Ltd.               800   31,269       0.0%
#   Geo Holdings Corp.                     6,600  107,853       0.0%
    Geostr Corp.                           2,900   18,403       0.0%
    Gfoot Co., Ltd.                        2,000   14,518       0.0%
    Giken, Ltd.                            2,900   67,318       0.0%
    GL Sciences, Inc.                      1,400   21,320       0.0%
#   Global, Ltd. (The)                     2,500   21,030       0.0%
#   GLOBERIDE, Inc.                        1,800   48,553       0.0%
    Glory, Ltd.                            7,900  271,651       0.0%
#   GMO Cloud K.K.                           600   13,249       0.0%
#   GMO Financial Holdings, Inc.           3,600   27,262       0.0%
#   GMO internet, Inc.                     8,700  159,421       0.0%
    GMO Payment Gateway, Inc.              1,000   98,961       0.0%
#   Godo Steel, Ltd.                       1,900   44,354       0.0%
    Gokurakuyu Holdings Co., Ltd.          1,800   11,001       0.0%
    Goldcrest Co., Ltd.                    3,300   70,097       0.0%
    Goldwin, Inc.                            400   25,231       0.0%
#   Grandy House Corp.                     3,100   13,894       0.0%
    Gree, Inc.                             6,600   36,467       0.0%
    GS Yuasa Corp.                        67,000  360,659       0.1%
#   GSI Creos Corp.                        1,500   22,187       0.0%
    Gun-Ei Chemical Industry Co., Ltd.       800   26,735       0.0%
    GungHo Online Entertainment, Inc.     25,500   76,913       0.0%
    Gunma Bank, Ltd. (The)                44,000  256,792       0.0%
#*  Gunosy, Inc.                           1,600   23,668       0.0%
    Gunze, Ltd.                            2,900  178,134       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                          SHARES VALUE++  OF NET ASSETS**
                                          ------ -------- ---------------
JAPAN -- (Continued)
    Gurunavi, Inc.                         3,800 $ 51,866       0.0%
    H-One Co., Ltd.                        3,000   36,397       0.0%
    H2O Retailing Corp.                   17,360  326,676       0.1%
    HABA Laboratories, Inc.                  500   37,900       0.0%
    Hachijuni Bank, Ltd. (The)            49,900  263,521       0.0%
    Hagihara Industries, Inc.              2,000   34,785       0.0%
    Hagiwara Electric Holdings Co., Ltd.   1,200   33,350       0.0%
    Hakudo Co., Ltd.                       1,100   22,127       0.0%
    Hakuhodo DY Holdings, Inc.            14,100  197,267       0.0%
    Hakuto Co., Ltd.                       2,400   35,101       0.0%
#   Hakuyosha Co., Ltd.                      400   11,662       0.0%
    Halows Co., Ltd.                       1,500   37,321       0.0%
    Hamakyorex Co., Ltd.                   3,300  115,027       0.0%
    Hamamatsu Photonics K.K.               2,400   92,489       0.0%
    Handsman Co., Ltd.                       800    9,882       0.0%
#   Haneda Zenith Holdings Co., Ltd.       5,300   19,202       0.0%
    Hankyu Hanshin Holdings, Inc.         15,400  605,799       0.1%
    Hanwa Co., Ltd.                        6,300  275,260       0.0%
    Happinet Corp.                         2,300   31,862       0.0%
#   Harada Industry Co., Ltd.              3,000   29,469       0.0%
    Hard Off Corp. Co., Ltd.               1,400   14,545       0.0%
    Harima Chemicals Group, Inc.           1,800   14,678       0.0%
#   Harmonic Drive Systems, Inc.           1,800   85,714       0.0%
    Haruyama Holdings, Inc.                2,200   21,825       0.0%
    Haseko Corp.                          33,000  519,077       0.1%
    Hayashikane Sangyo Co., Ltd.           1,800   14,034       0.0%
    Hazama Ando Corp.                     36,200  290,864       0.1%
    Hearts United Group Co., Ltd.          1,600   25,333       0.0%
    Heiwa Real Estate Co., Ltd.            5,800  135,854       0.0%
    Heiwado Co., Ltd.                      5,600  133,556       0.0%
#   Helios Techno Holdings Co., Ltd.       4,900   40,962       0.0%
    HI-LEX Corp.                           4,200  109,252       0.0%
#   Hibino Corp.                             900   13,336       0.0%
    Hibiya Engineering, Ltd.               3,200   62,114       0.0%
    Hiday Hidaka Corp.                     2,281   59,359       0.0%
    Hikari Tsushin, Inc.                     500   81,052       0.0%
    Himaraya Co., Ltd.                     1,200   13,144       0.0%
    Hioki EE Corp.                         1,200   45,777       0.0%
    Hirakawa Hewtech Corp.                 3,000   40,270       0.0%
#   Hiramatsu, Inc.                        9,300   43,453       0.0%
#   Hirano Tecseed Co., Ltd.               1,800   38,022       0.0%
#   Hirata Corp.                           1,500  141,623       0.0%
    Hirose Electric Co., Ltd.                525   73,880       0.0%
    Hiroshima Bank, Ltd. (The)            31,400  238,945       0.0%
    Hiroshima Gas Co., Ltd.                3,800   13,032       0.0%
    HIS Co., Ltd.                          5,900  215,314       0.0%
    Hisaka Works, Ltd.                     3,500   37,235       0.0%
    Hitachi Zosen Corp.                   33,000  179,144       0.0%
#   Hito Communications, Inc.              1,100   20,781       0.0%
    Hochiki Corp.                          2,800   56,276       0.0%
#   Hodogaya Chemical Co., Ltd.              800   33,941       0.0%
    Hogy Medical Co., Ltd.                 2,200   91,732       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
JAPAN -- (Continued)
    Hokkaido Coca-Cola Bottling Co., Ltd.         2,000 $   14,017       0.0%
#   Hokkaido Electric Power Co., Inc.            22,600    149,980       0.0%
    Hokkaido Gas Co., Ltd.                       10,000     27,229       0.0%
    Hokkan Holdings, Ltd.                         9,000     32,229       0.0%
    Hokko Chemical Industry Co., Ltd.             6,000     37,831       0.0%
    Hokkoku Bank, Ltd. (The)                      4,800    191,567       0.0%
    Hokuetsu Bank, Ltd. (The)                     3,200     70,898       0.0%
    Hokuetsu Industries Co., Ltd.                 3,600     38,975       0.0%
    Hokuetsu Kishu Paper Co., Ltd.               25,100    156,386       0.0%
    Hokuhoku Financial Group, Inc.               18,800    278,119       0.0%
    Hokuriku Electric Industry Co., Ltd.          1,000     13,529       0.0%
#*  Hokuriku Electric Power Co.                  18,800    191,846       0.0%
    Hokuriku Electrical Construction Co., Ltd.    1,700     18,836       0.0%
    Hokuto Corp.                                  3,500     61,797       0.0%
    Honda Motor Co., Ltd.                       100,600  3,459,225       0.4%
    Honda Tsushin Kogyo Co., Ltd.                 2,200     22,239       0.0%
    Honeys Holdings Co., Ltd.                     2,150     20,558       0.0%
#   Honshu Chemical Industry Co., Ltd.            1,000     10,841       0.0%
    Hoosiers Holdings                             5,200     38,231       0.0%
    Horiba, Ltd.                                  4,100    297,874       0.1%
    Hoshizaki Corp.                               1,600    148,529       0.0%
    Hosiden Corp.                                 7,000     83,456       0.0%
    Hosokawa Micron Corp.                         1,000     66,414       0.0%
#   Hotland Co., Ltd.                               900     11,387       0.0%
    House Foods Group, Inc.                       6,600    232,447       0.0%
    Howa Machinery, Ltd.                          5,500     55,417       0.0%
    Hoya Corp.                                    6,200    331,234       0.1%
    Hulic Co., Ltd.                               6,900     74,247       0.0%
    Hyakugo Bank, Ltd. (The)                     45,800    213,701       0.0%
    Hyakujushi Bank, Ltd. (The)                  47,000    158,558       0.0%
#   I K K, Inc.                                   2,100     15,087       0.0%
    I-Net Corp.                                   2,130     32,603       0.0%
    I-O Data Device, Inc.                         1,100     11,371       0.0%
    I.K Co., Ltd.                                 1,600     24,693       0.0%
    Ibiden Co., Ltd.                             21,800    360,004       0.1%
    IBJ Leasing Co., Ltd.                         5,900    162,948       0.0%
    IBJ, Inc.                                     2,700     24,258       0.0%
    Ichibanya Co., Ltd.                           1,100     45,800       0.0%
    Ichigo, Inc.                                 19,100     85,055       0.0%
    Ichiken Co., Ltd.                             1,200     26,770       0.0%
#   Ichikoh Industries, Ltd.                      9,000     97,632       0.0%
    Ichinen Holdings Co., Ltd.                    3,500     47,072       0.0%
    Ichiyoshi Securities Co., Ltd.                4,900     59,963       0.0%
    Icom, Inc.                                    2,100     52,593       0.0%
#   Idec Corp.                                    2,800     64,259       0.0%
    Idemitsu Kosan Co., Ltd.                     21,000    820,384       0.1%
    IDOM, Inc.                                   11,600     83,812       0.0%
*   IGNIS, Ltd.                                   1,200     17,578       0.0%
    Ihara Science Corp.                           1,100     28,930       0.0%
    IHI Corp.                                    17,200    562,202       0.1%
    Iida Group Holdings Co., Ltd.                13,940    271,752       0.0%
    Iino Kaiun Kaisha, Ltd.                      18,800     93,537       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                     SHARES VALUE++  OF NET ASSETS**
                                                     ------ -------- ---------------
JAPAN -- (Continued)
    IJT Technology Holdings Co., Ltd.                 3,900 $ 31,982       0.0%
    Ikegami Tsushinki Co., Ltd.                      14,000   21,803       0.0%
    Imagica Robot Holdings, Inc.                      3,000   33,123       0.0%
    Imasen Electric Industrial                        3,600   40,175       0.0%
    Imperial Hotel, Ltd.                              1,000   20,271       0.0%
    Inaba Denki Sangyo Co., Ltd.                      2,400  102,937       0.0%
#   Inaba Seisakusho Co., Ltd.                        1,700   22,040       0.0%
    Inabata & Co., Ltd.                               7,900  121,261       0.0%
    Inageya Co., Ltd.                                 3,400   56,382       0.0%
    Ines Corp.                                        3,800   40,771       0.0%
    Infocom Corp.                                     2,400   55,277       0.0%
    Infomart Corp.                                    9,400   85,523       0.0%
    Information Development Co.                       1,700   22,153       0.0%
    Information Services International-Dentsu, Ltd.   1,900   49,086       0.0%
    Innotech Corp.                                    2,300   27,852       0.0%
    Inpex Corp.                                      48,000  613,623       0.1%
    Intage Holdings, Inc.                             6,500   71,176       0.0%
    Internet Initiative Japan, Inc.                   5,300  100,092       0.0%
    Inui Global Logistics Co., Ltd.                   5,000   38,273       0.0%
    Iriso Electronics Co., Ltd.                       2,800  177,365       0.0%
    Ise Chemical Corp.                                2,000   13,530       0.0%
    Iseki & Co., Ltd.                                 3,800   73,277       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                 41,900  466,146       0.1%
    Ishihara Chemical Co., Ltd.                       1,700   32,509       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                      5,900   67,788       0.0%
    Ishizuka Glass Co., Ltd.                          1,000   22,790       0.0%
    Isolite Insulating Products Co., Ltd.             2,800   22,762       0.0%
    Istyle, Inc.                                      3,800   50,590       0.0%
#*  ITbook Co., Ltd.                                  3,900   19,552       0.0%
    Itfor, Inc.                                       3,700   29,489       0.0%
#   Ito En, Ltd.                                      4,500  179,415       0.0%
    ITOCHU Corp.                                     28,300  565,955       0.1%
    Itochu Enex Co., Ltd.                            10,500  102,987       0.0%
    Itochu Techno-Solutions Corp.                     9,600  198,451       0.0%
    Itoham Yonekyu Holdings, Inc.                    17,700  160,744       0.0%
    Itoki Corp.                                       9,400   62,988       0.0%
*   Itokuro, Inc.                                       500   27,105       0.0%
    Ivy Cosmetics Corp.                                 400   11,239       0.0%
    IwaiCosmo Holdings, Inc.                          3,800   52,760       0.0%
#   Iwaki & Co., Ltd.                                 6,000   22,350       0.0%
    Iwasaki Electric Co., Ltd.                        1,100   16,788       0.0%
    Iwatani Corp.                                     7,800  287,953       0.1%
    Iwatsu Electric Co., Ltd.                         2,900   21,874       0.0%
    Iyo Bank, Ltd. (The)                             48,200  380,961       0.1%
    Izumi Co., Ltd.                                   2,700  178,285       0.0%
    J Front Retailing Co., Ltd.                      29,400  476,341       0.1%
#   J Trust Co., Ltd.                                11,500   81,319       0.0%
    J-Oil Mills, Inc.                                 2,000   69,027       0.0%
    JAC Recruitment Co., Ltd.                         1,500   30,448       0.0%
    Jaccs Co., Ltd.                                   4,800  108,678       0.0%
    Jafco Co., Ltd.                                   6,300  276,306       0.0%
    Jalux, Inc.                                       1,500   43,085       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
JAPAN -- (Continued)
#   Jamco Corp.                                   2,300 $   52,924       0.0%
    Janome Sewing Machine Co., Ltd.               2,499     16,619       0.0%
    Japan Airlines Co., Ltd.                      7,200    284,144       0.0%
    Japan Airport Terminal Co., Ltd.              2,400     98,296       0.0%
    Japan Asia Group, Ltd.                        3,700     18,539       0.0%
#*  Japan Asia Investment Co., Ltd.               2,700      8,808       0.0%
*   Japan Asset Marketing Co., Ltd.              19,000     21,461       0.0%
    Japan Aviation Electronics Industry, Ltd.    12,000    204,405       0.0%
#*  Japan Display, Inc.                          78,800    104,132       0.0%
#*  Japan Drilling Co., Ltd.                      1,500     26,169       0.0%
    Japan Exchange Group, Inc.                   18,200    337,047       0.1%
    Japan Foundation Engineering Co., Ltd.        6,500     23,947       0.0%
#   Japan Investment Adviser Co., Ltd.            1,300     48,359       0.0%
    Japan Lifeline Co., Ltd.                      5,600    164,055       0.0%
    Japan Material Co., Ltd.                      6,000     79,332       0.0%
    Japan Meat Co., Ltd.                          1,300     23,249       0.0%
    Japan Medical Dynamic Marketing, Inc.         3,500     32,439       0.0%
    Japan Oil Transportation Co., Ltd.              700     21,326       0.0%
    Japan Petroleum Exploration Co., Ltd.         3,700     96,283       0.0%
    Japan Property Management Center Co., Ltd.    1,700     24,919       0.0%
    Japan Pulp & Paper Co., Ltd.                  1,900     78,953       0.0%
    Japan Securities Finance Co., Ltd.           19,900    130,764       0.0%
    Japan Steel Works, Ltd. (The)                 9,700    317,725       0.1%
    Japan Transcity Corp.                         8,700     40,300       0.0%
    Japan Wool Textile Co., Ltd. (The)           11,000    114,661       0.0%
#   Jastec Co., Ltd.                              1,400     15,653       0.0%
    JBCC Holdings, Inc.                           1,700     16,382       0.0%
    JCU Corp.                                     2,600     58,787       0.0%
    Jeol, Ltd.                                    8,000     68,560       0.0%
    JFE Holdings, Inc.                           45,700    937,871       0.1%
#   JGC Corp.                                    10,600    259,795       0.0%
*   JIG-SAW, Inc.                                   300     10,154       0.0%
    Jimoto Holdings, Inc.                        34,900     60,941       0.0%
    JINS, Inc.                                    1,600     86,649       0.0%
    JK Holdings Co., Ltd.                         3,200     27,482       0.0%
    JMS Co., Ltd.                                 5,000     29,208       0.0%
#   Joban Kosan Co., Ltd.                         1,200     21,068       0.0%
    Joshin Denki Co., Ltd.                        3,000    124,064       0.0%
    Joyful Honda Co., Ltd.                        2,400     84,751       0.0%
    JP-Holdings, Inc.                             7,900     23,808       0.0%
    JSP Corp.                                     2,200     71,208       0.0%
    JSR Corp.                                    16,900    318,363       0.1%
    JTEKT Corp.                                  30,700    496,730       0.1%
    Juki Corp.                                    6,400     92,748       0.0%
    Juroku Bank, Ltd. (The)                       5,900    155,648       0.0%
    Justsystems Corp.                             1,200     28,365       0.0%
    JVC Kenwood Corp.                            22,100     76,991       0.0%
    JXTG Holdings, Inc.                         256,750  1,673,692       0.2%
    K&O Energy Group, Inc.                        2,600     41,239       0.0%
    K's Holdings Corp.                           26,000    375,000       0.1%
    kabu.com Securities Co., Ltd.                21,700     78,844       0.0%
*   Kadokawa Dwango                               9,685    100,159       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                       SHARES  VALUE++   OF NET ASSETS**
                                                       ------ ---------- ---------------
JAPAN -- (Continued)
    Kadoya Sesame Mills, Inc.                             400 $   23,089       0.0%
    Kaga Electronics Co., Ltd.                          2,300     56,881       0.0%
    Kagome Co., Ltd.                                    2,600     93,743       0.0%
    Kajima Corp.                                       97,000    934,506       0.1%
#   Kakaku.com, Inc.                                    9,900    188,737       0.0%
    Kakiyasu Honten Co., Ltd.                           1,100     29,936       0.0%
    Kameda Seika Co., Ltd.                              2,100    103,332       0.0%
    Kamei Corp.                                         3,900     54,106       0.0%
    Kamigumi Co., Ltd.                                 13,700    308,409       0.1%
    Kanaden Corp.                                       4,800     59,307       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                       1,000     33,798       0.0%
    Kanamoto Co., Ltd.                                  5,600    191,353       0.0%
    Kandenko Co., Ltd.                                 15,900    188,304       0.0%
    Kaneka Corp.                                       39,000    385,369       0.1%
    Kaneko Seeds Co., Ltd.                                900     13,734       0.0%
    Kanematsu Corp.                                    13,800    210,775       0.0%
    Kanematsu Electronics, Ltd.                         2,000     63,412       0.0%
    Kansai Electric Power Co., Inc. (The)              19,200    268,642       0.0%
*   Kansai Mirai Financial Group, Inc.                 15,423    122,176       0.0%
    Kansai Paint Co., Ltd.                              7,500    168,523       0.0%
    Kansai Super Market, Ltd.                           1,300     14,026       0.0%
    Kanto Denka Kogyo Co., Ltd.                         9,700     89,931       0.0%
    Kao Corp.                                           7,800    560,711       0.1%
    Kasai Kogyo Co., Ltd.                               4,900     68,861       0.0%
    Katakura & Co-op Agri Corp.                         1,800     20,510       0.0%
    Katakura Industries Co., Ltd.                       3,700     46,968       0.0%
#   Kato Works Co., Ltd.                                1,200     28,095       0.0%
    KAWADA TECHNOLOGIES, Inc.                             700     40,581       0.0%
#   Kawagishi Bridge Works Co., Ltd.                      600     25,003       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.   1,100     35,795       0.0%
    Kawasaki Heavy Industries, Ltd.                    14,300    478,079       0.1%
#*  Kawasaki Kisen Kaisha, Ltd.                        15,100    349,191       0.1%
    Kawasumi Laboratories, Inc.                         3,000     22,501       0.0%
    KDDI Corp.                                         51,200  1,374,392       0.2%
#   KeePer Technical Laboratory Co., Ltd.                 900     11,531       0.0%
    Keihan Holdings Co., Ltd.                          16,300    526,302       0.1%
    Keihanshin Building Co., Ltd.                       6,900     58,789       0.0%
    Keihin Co., Ltd.                                      900     13,605       0.0%
    Keihin Corp.                                        8,400    165,934       0.0%
    Keikyu Corp.                                        6,200    113,590       0.0%
    Keio Corp.                                          2,600    118,691       0.0%
    Keisei Electric Railway Co., Ltd.                   5,000    162,797       0.0%
    Keiyo Bank, Ltd. (The)                             43,000    196,813       0.0%
    Keiyo Co., Ltd.                                     6,600     34,400       0.0%
    KEL Corp.                                           1,000     11,474       0.0%
    Kenko Mayonnaise Co., Ltd.                          2,600     91,092       0.0%
    Kewpie Corp.                                       15,600    363,503       0.1%
    Key Coffee, Inc.                                    1,600     31,817       0.0%
    Keyence Corp.                                       1,300    792,713       0.1%
#   KFC Holdings Japan, Ltd.                            2,700     49,465       0.0%
    KH Neochem Co., Ltd.                                  100      3,024       0.0%
*   KI Holdings Co., Ltd.                               6,000     28,351       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                         SHARES VALUE++  OF NET ASSETS**
                                         ------ -------- ---------------
JAPAN -- (Continued)
    Ki-Star Real Estate Co., Ltd.         1,300 $ 34,555       0.0%
    Kikkoman Corp.                        3,000  130,003       0.0%
    Kimoto Co., Ltd.                      4,300   11,915       0.0%
    Kimura Chemical Plants Co., Ltd.      5,400   24,462       0.0%
    Kimura Unity Co., Ltd.                1,200   12,695       0.0%
    Kinden Corp.                         15,100  263,357       0.0%
    King Co., Ltd.                        3,600   20,487       0.0%
    King Jim Co., Ltd.                    2,500   24,558       0.0%
#*  Kinki Sharyo Co., Ltd. (The)            500   11,708       0.0%
*   Kintetsu Department Store Co., Ltd.     600   21,359       0.0%
    Kintetsu Group Holdings Co., Ltd.     4,400  178,778       0.0%
    Kintetsu World Express, Inc.          7,400  137,673       0.0%
    Kirindo Holdings Co., Ltd.            1,900   51,476       0.0%
    Kissei Pharmaceutical Co., Ltd.       5,100  143,880       0.0%
    Kita-Nippon Bank, Ltd. (The)          1,200   31,330       0.0%
    Kitagawa Iron Works Co., Ltd.         1,800   45,877       0.0%
    Kitamura Co., Ltd.                    1,800   16,340       0.0%
    Kitano Construction Corp.             7,000   25,487       0.0%
    Kito Corp.                            5,200  100,041       0.0%
    Kitz Corp.                           10,900   91,131       0.0%
    Kiyo Bank, Ltd. (The)                12,400  201,890       0.0%
    KLab, Inc.                            3,600   61,199       0.0%
*   KNT-CT Holdings Co., Ltd.             1,300   21,003       0.0%
    Koa Corp.                             2,600   56,720       0.0%
    Koatsu Gas Kogyo Co., Ltd.            5,000   44,034       0.0%
    Kobayashi Pharmaceutical Co., Ltd.    1,400  118,132       0.0%
    Kobe Bussan Co., Ltd.                 1,100   53,294       0.0%
*   Kobe Electric Railway Co., Ltd.         700   25,470       0.0%
    Kobe Steel, Ltd.                     71,200  732,403       0.1%
    Kobelco Eco-Solutions Co., Ltd.       1,200   21,055       0.0%
#   Kohnan Shoji Co., Ltd.                1,000   26,115       0.0%
    Kohsoku Corp.                         1,700   21,062       0.0%
    Koito Manufacturing Co., Ltd.         4,000  267,696       0.0%
*   Kojima Co., Ltd.                      4,600   20,428       0.0%
    Kokuyo Co., Ltd.                      8,900  160,746       0.0%
    KOMAIHALTEC, Inc.                       500   11,345       0.0%
    Komatsu Seiren Co., Ltd.              5,300   51,686       0.0%
    Komatsu Wall Industry Co., Ltd.       1,400   30,541       0.0%
    Komatsu, Ltd.                        13,800  470,424       0.1%
    KOMEDA Holdings Co., Ltd.             2,100   42,381       0.0%
    Komehyo Co., Ltd.                     1,100   18,161       0.0%
    Komeri Co., Ltd.                      5,700  152,130       0.0%
    Komori Corp.                         10,200  129,720       0.0%
    Konaka Co., Ltd.                      5,700   30,891       0.0%
    Konami Holdings Corp.                 2,700  132,595       0.0%
    Kondotec, Inc.                        3,600   30,441       0.0%
    Konica Minolta, Inc.                 69,800  599,150       0.1%
    Konishi Co., Ltd.                     4,100   66,846       0.0%
    Konoike Transport Co., Ltd.           5,000   87,426       0.0%
#   Konoshima Chemical Co., Ltd.            700    6,875       0.0%
#   Kosaido Co., Ltd.                     2,900   13,857       0.0%
    Kose Corp.                            1,100  203,276       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Kosei Securities Co., Ltd. (The)           1,000 $ 12,934       0.0%
    Koshidaka Holdings Co., Ltd.               1,000   60,495       0.0%
    Kotobuki Spirits Co., Ltd.                 2,200  104,315       0.0%
    Krosaki Harima Corp.                       1,100   50,760       0.0%
    KRS Corp.                                  1,500   38,236       0.0%
    KU Holdings Co., Ltd.                      3,800   40,214       0.0%
    Kubota Corp.                              20,100  338,896       0.1%
    Kumagai Gumi Co., Ltd.                     7,700  262,019       0.0%
    Kumiai Chemical Industry Co., Ltd.        15,810  100,351       0.0%
#   Kura Corp.                                 1,000   71,859       0.0%
    Kurabo Industries, Ltd.                   31,000  102,297       0.0%
    Kuraray Co., Ltd.                         33,100  551,252       0.1%
    Kureha Corp.                               3,100  210,502       0.0%
    Kurimoto, Ltd.                             1,300   24,323       0.0%
    Kurita Water Industries, Ltd.             11,700  378,890       0.1%
    Kuriyama Holdings Corp.                    1,000   20,360       0.0%
    Kusuri no Aoki Holdings Co., Ltd.          1,600  109,745       0.0%
    KYB Corp.                                  3,800  183,071       0.0%
    Kyocera Corp.                             12,200  779,497       0.1%
    Kyoden Co., Ltd.                           2,600   10,475       0.0%
    Kyodo Printing Co., Ltd.                   1,600   48,923       0.0%
#   Kyoei Steel, Ltd.                          3,800   79,129       0.0%
    Kyokuto Boeki Kaisha, Ltd.                10,000   45,423       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.           5,500   86,966       0.0%
    Kyokuto Securities Co., Ltd.               3,800   54,491       0.0%
#   Kyokuyo Co., Ltd.                          1,700   58,464       0.0%
    KYORIN Holdings, Inc.                      8,800  172,082       0.0%
    Kyoritsu Maintenance Co., Ltd.             5,780  272,223       0.0%
    Kyoritsu Printing Co., Ltd.                3,900   13,207       0.0%
    Kyosan Electric Manufacturing Co., Ltd.    6,000   38,545       0.0%
    Kyowa Electronics Instruments Co., Ltd.    5,000   19,886       0.0%
    Kyowa Exeo Corp.                           9,800  254,850       0.0%
    Kyowa Hakko Kirin Co., Ltd.               11,300  244,509       0.0%
    Kyowa Leather Cloth Co., Ltd.              1,700   15,180       0.0%
    Kyudenko Corp.                             6,000  280,344       0.0%
    Kyushu Electric Power Co., Inc.           12,100  149,919       0.0%
    Kyushu Financial Group, Inc.              66,750  327,406       0.1%
    Kyushu Railway Co.                         4,100  131,212       0.0%
#   LAC Co., Ltd.                              1,100   12,954       0.0%
    Lacto Japan Co., Ltd.                        600   28,067       0.0%
*   LAND Co., Ltd.                           139,400   18,730       0.0%
*   Laox Co., Ltd.                             4,600   21,534       0.0%
    Lasertec Corp.                             5,800  191,628       0.0%
#   Lawson, Inc.                               3,000  198,183       0.0%
    LEC, Inc.                                  2,700   94,828       0.0%
    Leopalace21 Corp.                         48,000  416,300       0.1%
    Life Corp.                                 2,700   67,475       0.0%
    LIFULL Co., Ltd.                           6,400   51,988       0.0%
#   Like Co., Ltd.                             1,100   19,633       0.0%
    Linical Co., Ltd.                          1,100   17,989       0.0%
#   Link And Motivation, Inc.                  4,700   47,647       0.0%
    Lintec Corp.                               5,700  164,946       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
JAPAN -- (Continued)
    Lion Corp.                                 7,200 $155,098       0.0%
    LIXIL Group Corp.                         22,800  510,627       0.1%
    Lonseal Corp.                                800   16,815       0.0%
#   Look Holdings, Inc.                       13,000   40,633       0.0%
*   M&A Capital Partners Co., Ltd.               500   36,073       0.0%
    M3, Inc.                                   6,600  248,726       0.0%
    Mabuchi Motor Co., Ltd.                    5,000  251,202       0.0%
    Macnica Fuji Electronics Holdings, Inc.    3,950   67,578       0.0%
    Maeda Corp.                               18,900  233,261       0.0%
    Maeda Kosen Co., Ltd.                      3,300   50,112       0.0%
    Maeda Road Construction Co., Ltd.          8,000  172,620       0.0%
    Maezawa Kasei Industries Co., Ltd.         2,300   25,316       0.0%
    Maezawa Kyuso Industries Co., Ltd.         1,400   24,555       0.0%
    Makino Milling Machine Co., Ltd.          19,000  179,309       0.0%
    Mamezou Holdings Co., Ltd.                 2,000   23,534       0.0%
    Mamiya-Op Co., Ltd.                        1,100   11,782       0.0%
    Mandom Corp.                               2,000   72,101       0.0%
    Mani, Inc.                                 1,200   48,689       0.0%
    Marubeni Corp.                            95,700  718,664       0.1%
    Marubun Corp.                              3,300   29,554       0.0%
    Marudai Food Co., Ltd.                    18,000   88,535       0.0%
    Marufuji Sheet Piling Co., Ltd.              400   10,618       0.0%
    Maruha Nichiro Corp.                       8,900  299,576       0.1%
    Marui Group Co., Ltd.                     22,700  471,130       0.1%
#   Maruichi Steel Tube, Ltd.                  5,900  201,379       0.0%
    Maruka Machinery Co., Ltd.                   900   17,001       0.0%
    Marusan Securities Co., Ltd.               4,700   44,753       0.0%
    Maruwa Co., Ltd.                           1,000   82,421       0.0%
#   Maruwa Unyu Kikan Co., Ltd.                1,400   40,758       0.0%
    Maruyama Manufacturing Co., Inc.             600   10,423       0.0%
*   Maruzen CHI Holdings Co., Ltd.             3,900   12,687       0.0%
    Maruzen Co., Ltd.                          1,000   23,580       0.0%
    Maruzen Showa Unyu Co., Ltd.              11,000   51,998       0.0%
#   Marvelous, Inc.                            3,500   29,942       0.0%
    Matsuda Sangyo Co., Ltd.                   3,100   52,189       0.0%
    Matsui Construction Co., Ltd.              3,000   23,824       0.0%
    Matsui Securities Co., Ltd.                7,400   72,147       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.        6,600  294,004       0.1%
    Matsuya Foods Co., Ltd.                    2,000   69,893       0.0%
    Max Co., Ltd.                              4,900   63,728       0.0%
    Maxell Holdings, Ltd.                      7,200  141,978       0.0%
    Maxvalu Nishinihon Co., Ltd.                 900   14,772       0.0%
    Maxvalu Tokai Co., Ltd.                    1,100   24,595       0.0%
    Mazda Motor Corp.                         58,400  811,988       0.1%
    McDonald's Holdings Co. Japan, Ltd.        2,000   93,596       0.0%
    MCJ Co., Ltd.                              6,900   91,563       0.0%
    Mebuki Financial Group, Inc.             115,150  446,946       0.1%
    MEC Co., Ltd.                              2,200   36,634       0.0%
    Media Do Holdings Co., Ltd.                1,000   17,653       0.0%
#*  Medical Data Vision Co., Ltd.              2,400   34,695       0.0%
    Medical System Network Co., Ltd.           4,300   22,688       0.0%
    Medipal Holdings Corp.                     9,900  212,383       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Medius Holdings Co., Ltd.                   1,500 $   13,956       0.0%
#*  Megachips Corp.                             3,700    118,676       0.0%
    Megmilk Snow Brand Co., Ltd.               10,000    301,054       0.1%
    Meidensha Corp.                            33,000    129,862       0.0%
    Meiji Electric Industries Co., Ltd.         1,500     24,635       0.0%
    Meiji Shipping Co., Ltd.                    2,700     10,581       0.0%
    Meiko Electronics Co., Ltd.                 4,600     77,662       0.0%
    Meiko Network Japan Co., Ltd.               5,300     60,079       0.0%
    Meisei Industrial Co., Ltd.                 6,100     45,562       0.0%
    Meitec Corp.                                3,200    175,464       0.0%
    Meito Sangyo Co., Ltd.                      1,400     22,705       0.0%
    Meiwa Corp.                                 3,500     16,906       0.0%
    Meiwa Estate Co., Ltd.                      4,900     33,638       0.0%
    Melco Holdings, Inc.                        2,100     77,192       0.0%
    Menicon Co., Ltd.                           4,500    117,449       0.0%
#   Mercuria Investment Co., Ltd.               1,500     14,777       0.0%
#   Mesco, Inc.                                   600      7,311       0.0%
    METAWATER Co., Ltd.                           900     26,501       0.0%
    Michinoku Bank, Ltd. (The)                  2,899     46,950       0.0%
#   Mie Kotsu Group Holdings, Inc.             12,100     57,517       0.0%
    Mikuni Corp.                                2,800     16,110       0.0%
    Milbon Co., Ltd.                            2,480    107,748       0.0%
    Mimaki Engineering Co., Ltd.                3,700     29,040       0.0%
    Mimasu Semiconductor Industry Co., Ltd.     2,400     42,263       0.0%
    Minebea Mitsumi, Inc.                      35,490    709,828       0.1%
    Ministop Co., Ltd.                          2,500     51,867       0.0%
    Mipox Corp.                                 2,400     12,738       0.0%
    Miraca Holdings, Inc.                       8,100    315,332       0.1%
    Miraial Co., Ltd.                           1,700     23,726       0.0%
    Mirait Holdings Corp.                       9,500    150,664       0.0%
    Miroku Jyoho Service Co., Ltd.              1,600     45,550       0.0%
    Misawa Homes Co., Ltd.                      3,600     30,400       0.0%
    MISUMI Group, Inc.                          7,600    209,733       0.0%
    Mitani Corp.                                2,000     94,932       0.0%
    Mitani Sangyo Co., Ltd.                     2,900     12,080       0.0%
    Mitani Sekisan Co., Ltd.                    1,000     22,874       0.0%
    Mito Securities Co., Ltd.                  11,600     44,800       0.0%
    Mitsuba Corp.                               6,600     96,341       0.0%
    Mitsubishi Corp.                           52,300  1,442,201       0.2%
    Mitsubishi Electric Corp.                 105,700  1,620,439       0.2%
    Mitsubishi Estate Co., Ltd.                39,800    727,247       0.1%
    Mitsubishi Gas Chemical Co., Inc.          15,500    363,250       0.1%
    Mitsubishi Heavy Industries, Ltd.          27,600  1,091,076       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.              1,100     22,905       0.0%
    Mitsubishi Logisnext Co., Ltd.              6,200     53,428       0.0%
    Mitsubishi Logistics Corp.                  7,800    179,908       0.0%
    Mitsubishi Materials Corp.                 17,200    523,520       0.1%
    Mitsubishi Paper Mills, Ltd.                6,500     40,993       0.0%
    Mitsubishi Pencil Co., Ltd.                 3,200     63,592       0.0%
#   Mitsubishi Research Institute, Inc.         1,400     49,111       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.    2,900     70,074       0.0%
    Mitsubishi UFJ Financial Group, Inc.      424,300  2,843,379       0.3%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Mitsubishi UFJ Lease & Finance Co., Ltd.   68,200 $  433,552       0.1%
    Mitsuboshi Belting, Ltd.                    7,000     79,845       0.0%
    Mitsui Chemicals, Inc.                     20,800    596,256       0.1%
*   Mitsui E&S Holdings Co., Ltd.              14,100    241,640       0.0%
    Mitsui Fudosan Co., Ltd.                   14,700    376,547       0.1%
    Mitsui High-Tec, Inc.                       3,800     55,662       0.0%
    Mitsui Home Co., Ltd.                       5,000     33,185       0.0%
    Mitsui Matsushima Co., Ltd.                 1,100     15,755       0.0%
    Mitsui Mining & Smelting Co., Ltd.         11,500    486,116       0.1%
#   Mitsui OSK Lines, Ltd.                     18,000    533,188       0.1%
    Mitsui Sugar Co., Ltd.                      1,800     71,904       0.0%
*   Mitsui-Soko Holdings Co., Ltd.             23,000     74,549       0.0%
    Mitsuuroko Group Holdings Co., Ltd.         5,100     40,900       0.0%
    Mixi, Inc.                                  6,600    216,921       0.0%
    Miyaji Engineering Group, Inc.              1,500     29,294       0.0%
    Miyazaki Bank, Ltd. (The)                   2,800     90,633       0.0%
    Miyoshi Oil & Fat Co., Ltd.                   700      9,329       0.0%
    Mizuho Financial Group, Inc.              844,999  1,528,803       0.2%
    Mizuno Corp.                                3,200    103,465       0.0%
#   Mobile Factory, Inc.                        1,400     15,834       0.0%
    Modec, Inc.                                 3,100     82,267       0.0%
#   Molitec Steel Co., Ltd.                     2,000     12,604       0.0%
#   Monex Group, Inc.                          32,100    182,581       0.0%
    Money Partners Group Co., Ltd.              7,400     29,654       0.0%
    Monogatari Corp. (The)                        600     65,085       0.0%
#   MonotaRO Co., Ltd.                          4,900    170,795       0.0%
    MORESCO Corp.                               1,700     30,216       0.0%
    Morinaga & Co., Ltd.                        4,500    219,136       0.0%
    Morinaga Milk Industry Co., Ltd.            7,700    338,205       0.1%
    Morita Holdings Corp.                       3,700     72,563       0.0%
    Morito Co., Ltd.                            3,500     33,008       0.0%
    Morozoff, Ltd.                                500     30,315       0.0%
#*  Morpho, Inc.                                  500     16,956       0.0%
    Mory Industries, Inc.                         700     21,166       0.0%
    MrMax Holdings, Ltd.                        3,800     25,799       0.0%
    MS&AD Insurance Group Holdings, Inc.       18,100    609,901       0.1%
    MTI, Ltd.                                   5,800     34,666       0.0%
    Mugen Estate Co., Ltd.                      2,600     33,010       0.0%
    Murakami Corp.                              1,000     28,366       0.0%
    Murata Manufacturing Co., Ltd.              4,500    568,108       0.1%
    Musashi Seimitsu Industry Co., Ltd.         4,600    161,163       0.0%
    Musashino Bank, Ltd. (The)                  5,300    176,583       0.0%
#*  Muto Seiko Co.                                900     10,009       0.0%
    Mutoh Holdings Co., Ltd.                      200      4,495       0.0%
#*  Mynet, Inc.                                   900     10,418       0.0%
#   N Field Co., Ltd.                           1,600     30,103       0.0%
    Nabtesco Corp.                             11,200    403,880       0.1%
    NAC Co., Ltd.                               1,500     12,510       0.0%
    Nachi-Fujikoshi Corp.                      35,000    181,475       0.0%
#   Nadex Co., Ltd.                             1,100     12,358       0.0%
    Nafco Co., Ltd.                             1,700     28,656       0.0%
#   Nagano Bank, Ltd. (The)                     1,800     30,330       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Nagano Keiki Co., Ltd.                    2,200 $ 26,174       0.0%
    Nagase & Co., Ltd.                       17,100  292,019       0.1%
    Nagatanien Holdings Co., Ltd.             3,000   40,040       0.0%
    Nagawa Co., Ltd.                            900   38,417       0.0%
    Nagoya Railroad Co., Ltd.                 8,300  217,387       0.0%
    Naigai Tec Corp.                            300    9,202       0.0%
    Nakabayashi Co., Ltd.                     2,500   14,446       0.0%
    Nakamoto Packs Co., Ltd.                    400    6,870       0.0%
    Nakamuraya Co., Ltd.                        600   26,615       0.0%
    Nakanishi, Inc.                           3,900   81,305       0.0%
#   Nakano Corp.                              2,100   11,947       0.0%
    Nakayama Steel Works, Ltd.                3,000   21,077       0.0%
    Nakayamafuku Co., Ltd.                    1,900   13,082       0.0%
    Nakayo, Inc.                              1,100   19,186       0.0%
    Namura Shipbuilding Co., Ltd.            10,100   62,608       0.0%
    Nankai Electric Railway Co., Ltd.         7,300  194,096       0.0%
    Nanto Bank, Ltd. (The)                    5,500  152,669       0.0%
    Narasaki Sangyo Co., Ltd.                 5,000   19,410       0.0%
    Natori Co., Ltd.                            800   14,220       0.0%
    NDS Co., Ltd.                               900   35,809       0.0%
    NEC Capital Solutions, Ltd.               1,700   32,438       0.0%
    NEC Corp.                                25,500  698,957       0.1%
    NEC Networks & System Integration Corp.   2,700   70,644       0.0%
    NET One Systems Co., Ltd.                 5,800   93,349       0.0%
    Neturen Co., Ltd.                         5,200   52,439       0.0%
#*  New Japan Chemical Co., Ltd.              5,200   12,101       0.0%
*   New Japan Radio Co., Ltd.                 2,000   17,103       0.0%
*   Nexon Co., Ltd.                           7,400  107,680       0.0%
#   Nextage Co., Ltd.                         2,600   26,599       0.0%
    Nexyz Group Corp.                         1,100   17,229       0.0%
    NGK Insulators, Ltd.                     26,000  476,943       0.1%
    NGK Spark Plug Co., Ltd.                 14,600  374,443       0.1%
    NH Foods, Ltd.                           11,700  511,133       0.1%
    NHK Spring Co., Ltd.                     47,800  528,221       0.1%
    Nicca Chemical Co., Ltd.                  1,900   21,847       0.0%
    Nice Holdings, Inc.                       1,400   18,828       0.0%
    Nichia Steel Works, Ltd.                  6,500   20,799       0.0%
    Nichias Corp.                            21,000  265,995       0.0%
    Nichiban Co., Ltd.                        1,500   47,934       0.0%
    Nichicon Corp.                            8,700   98,164       0.0%
    Nichiden Corp.                            2,000   39,675       0.0%
    Nichiha Corp.                             5,000  198,240       0.0%
    NichiiGakkan Co., Ltd.                    8,400   86,764       0.0%
    Nichirei Corp.                           15,400  446,130       0.1%
    Nichireki Co., Ltd.                       4,300   47,204       0.0%
    Nichirin Co., Ltd.                        2,210   53,906       0.0%
    Nidec Corp.                               3,000  469,327       0.1%
    Nidec Corp. Sponsored ADR                   776   30,505       0.0%
#   Nifco, Inc.                               8,800  308,975       0.1%
    Nihon Chouzai Co., Ltd.                   1,200   37,384       0.0%
#   Nihon Dempa Kogyo Co., Ltd.               3,900   24,442       0.0%
    Nihon Dengi Co., Ltd.                       600   14,897       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                                SHARES  VALUE++  OF NET ASSETS**
                                                ------- -------- ---------------
JAPAN -- (Continued)
    Nihon Denkei Co., Ltd.                          900 $ 15,913       0.0%
#   Nihon Eslead Corp.                            1,200   22,041       0.0%
    Nihon Flush Co., Ltd.                           800   19,743       0.0%
#   Nihon House Holdings Co., Ltd.                9,000   47,279       0.0%
    Nihon Kagaku Sangyo Co., Ltd.                 1,800   21,139       0.0%
    Nihon Kohden Corp.                            4,000  114,316       0.0%
    Nihon M&A Center, Inc.                        6,000  175,120       0.0%
    Nihon Nohyaku Co., Ltd.                       9,800   63,541       0.0%
    Nihon Parkerizing Co., Ltd.                  12,300  194,736       0.0%
#   Nihon Plast Co., Ltd.                         2,600   24,388       0.0%
#   Nihon Tokushu Toryo Co., Ltd.                 1,400   29,191       0.0%
    Nihon Trim Co., Ltd.                            700   29,127       0.0%
    Nihon Unisys, Ltd.                           16,300  338,306       0.1%
    Nihon Yamamura Glass Co., Ltd.               16,000   27,537       0.0%
#   Nikkato Corp.                                 1,500   14,294       0.0%
    Nikkiso Co., Ltd.                             8,400   95,644       0.0%
    Nikko Co., Ltd.                               1,000   22,413       0.0%
    Nikkon Holdings Co., Ltd.                    10,100  268,741       0.0%
#   Nikon Corp.                                  18,200  316,689       0.1%
    Nintendo Co., Ltd.                              400  168,070       0.0%
    Nippi, Inc.                                     400   16,473       0.0%
    Nippo Corp.                                   8,000  183,479       0.0%
    Nippon Air Conditioning Services Co., Ltd.    3,800   26,921       0.0%
    Nippon Aqua Co., Ltd.                         4,900   19,706       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.     2,000   44,315       0.0%
    Nippon Carbide Industries Co., Inc.             900   18,092       0.0%
    Nippon Chemi-Con Corp.                        2,600   60,186       0.0%
    Nippon Chemical Industrial Co., Ltd.          1,799   56,171       0.0%
    Nippon Chemiphar Co., Ltd.                      500   21,124       0.0%
    Nippon Coke & Engineering Co., Ltd.          29,300   31,297       0.0%
#   Nippon Commercial Development Co., Ltd.       1,700   27,812       0.0%
    Nippon Concept Corp.                          1,000   13,488       0.0%
    Nippon Concrete Industries Co., Ltd.          8,800   36,451       0.0%
#   Nippon Denko Co., Ltd.                       19,900   66,368       0.0%
    Nippon Densetsu Kogyo Co., Ltd.               5,600  114,938       0.0%
    Nippon Electric Glass Co., Ltd.               9,700  279,535       0.0%
    Nippon Express Co., Ltd.                      7,900  596,846       0.1%
    Nippon Filcon Co., Ltd.                       1,500    8,623       0.0%
    Nippon Fine Chemical Co., Ltd.                2,700   30,823       0.0%
    Nippon Flour Mills Co., Ltd.                  9,400  153,314       0.0%
    Nippon Gas Co., Ltd.                          6,400  314,225       0.1%
    Nippon Hume Corp.                             4,000   30,485       0.0%
    Nippon Kanzai Co., Ltd.                         700   13,335       0.0%
    Nippon Kinzoku Co., Ltd.                        900   19,195       0.0%
#   Nippon Kodoshi Corp.                          1,600   44,820       0.0%
    Nippon Koei Co., Ltd.                         2,200   64,494       0.0%
    Nippon Koshuha Steel Co., Ltd.                2,000   15,424       0.0%
    Nippon Light Metal Holdings Co., Ltd.       124,300  332,257       0.1%
    Nippon Paint Holdings Co., Ltd.               7,700  314,308       0.1%
    Nippon Paper Industries Co., Ltd.            16,900  323,672       0.1%
    Nippon Parking Development Co., Ltd.         20,100   33,714       0.0%
#   Nippon Pillar Packing Co., Ltd.               3,700   53,440       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                           SHARES VALUE++  OF NET ASSETS**
                                           ------ -------- ---------------
JAPAN -- (Continued)
    Nippon Piston Ring Co., Ltd.            1,500 $ 30,060       0.0%
    Nippon Road Co., Ltd. (The)             1,100   54,857       0.0%
    Nippon Seiki Co., Ltd.                  9,000  173,603       0.0%
    Nippon Seisen Co., Ltd.                 1,000   43,760       0.0%
*   Nippon Sharyo, Ltd.                    15,000   40,365       0.0%
#*  Nippon Sheet Glass Co., Ltd.           15,700  128,166       0.0%
    Nippon Shinyaku Co., Ltd.               1,600  119,131       0.0%
    Nippon Shokubai Co., Ltd.               3,900  265,005       0.0%
    Nippon Signal Co., Ltd.                11,000  104,398       0.0%
    Nippon Soda Co., Ltd.                  23,000  132,131       0.0%
    Nippon Steel & Sumikin Bussan Corp.     2,600  142,618       0.0%
    Nippon Steel & Sumitomo Metal Corp.    33,140  720,506       0.1%
    Nippon Suisan Kaisha, Ltd.             66,300  359,318       0.1%
    Nippon Systemware Co., Ltd.             1,400   31,303       0.0%
    Nippon Telegraph & Telephone Corp.      9,500  450,824       0.1%
    Nippon Thompson Co., Ltd.              10,800   79,521       0.0%
    Nippon Valqua Industries, Ltd.          2,900   79,895       0.0%
#   Nippon View Hotel Co., Ltd.             1,000   13,862       0.0%
    Nippon Yakin Kogyo Co., Ltd.            8,600   23,056       0.0%
    Nippon Yusen K.K.                      24,800  527,509       0.1%
    Nishi-Nippon Financial Holdings, Inc.  25,000  300,199       0.1%
    Nishi-Nippon Railroad Co., Ltd.         7,600  211,037       0.0%
    Nishikawa Rubber Co., Ltd.                400    8,789       0.0%
    Nishimatsu Construction Co., Ltd.       9,300  255,648       0.0%
    Nishimatsuya Chain Co., Ltd.            6,000   73,755       0.0%
    Nishio Rent All Co., Ltd.               3,800  112,822       0.0%
    Nissan Shatai Co., Ltd.                14,400  154,178       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.   4,900   17,768       0.0%
    Nissei ASB Machine Co., Ltd.            1,500   92,795       0.0%
    Nissei Build Kogyo Co., Ltd.            7,000   87,167       0.0%
    Nissei Plastic Industrial Co., Ltd.     2,700   34,847       0.0%
#   Nissha Co., Ltd.                        5,100  120,067       0.0%
    Nisshin Fudosan Co.                     6,400   48,063       0.0%
    Nisshin Oillio Group, Ltd. (The)        5,100  146,633       0.0%
    Nisshin Seifun Group, Inc.             10,840  236,867       0.0%
    Nisshin Steel Co., Ltd.                 9,800  129,689       0.0%
    Nisshinbo Holdings, Inc.               23,612  332,752       0.1%
    Nissin Corp.                            2,800   72,579       0.0%
    Nissin Electric Co., Ltd.               9,100   91,238       0.0%
    Nissin Foods Holdings Co., Ltd.           800   58,907       0.0%
    Nissin Kogyo Co., Ltd.                  8,000  140,373       0.0%
    Nissin Sugar Co., Ltd.                  2,500   48,906       0.0%
    Nissui Pharmaceutical Co., Ltd.         2,600   33,991       0.0%
    Nitori Holdings Co., Ltd.               1,300  219,225       0.0%
    Nitta Corp.                             2,000   76,035       0.0%
#   Nitta Gelatin, Inc.                     3,200   24,947       0.0%
    Nittan Valve Co., Ltd.                  4,000   12,462       0.0%
    Nittetsu Mining Co., Ltd.               1,100   67,031       0.0%
    Nitto Boseki Co., Ltd.                  4,800  103,673       0.0%
    Nitto Denko Corp.                       3,500  260,207       0.0%
#   Nitto FC Co., Ltd.                      3,400   22,843       0.0%
    Nitto Kogyo Corp.                       4,900   84,115       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
JAPAN -- (Continued)
    Nitto Kohki Co., Ltd.                     1,300 $   34,168       0.0%
    Nitto Seiko Co., Ltd.                     4,900     35,119       0.0%
    Nittoc Construction Co., Ltd.             6,700     38,522       0.0%
    Nittoku Engineering Co., Ltd.             2,700     93,264       0.0%
    NJS Co., Ltd.                             1,500     22,198       0.0%
    Noda Corp.                                2,000     21,631       0.0%
    Noevir Holdings Co., Ltd.                   500     35,956       0.0%
    NOF Corp.                                 9,000    268,545       0.0%
    Nohmi Bosai, Ltd.                         2,600     55,920       0.0%
    Nojima Corp.                              6,400    158,004       0.0%
    NOK Corp.                                14,800    302,680       0.1%
    Nomura Co., Ltd.                          3,200     64,288       0.0%
    Nomura Holdings, Inc.                   169,600    976,820       0.1%
    Nomura Real Estate Holdings, Inc.        18,200    450,385       0.1%
    Nomura Research Institute, Ltd.           3,663    188,662       0.0%
    Noritake Co., Ltd.                        1,900     81,068       0.0%
#   Noritsu Koki Co., Ltd.                    4,500    112,412       0.0%
    Noritz Corp.                              6,000    109,323       0.0%
    North Pacific Bank, Ltd.                 59,600    201,087       0.0%
    Nozawa Corp.                              2,000     22,674       0.0%
    NS Solutions Corp.                        5,400    156,338       0.0%
    NS United Kaiun Kaisha, Ltd.              2,200     45,665       0.0%
    NSD Co., Ltd.                             2,500     52,123       0.0%
    NSK, Ltd.                                37,200    497,798       0.1%
    NTN Corp.                                91,200    401,140       0.1%
    NTT Data Corp.                           17,200    185,364       0.0%
    NTT DOCOMO, Inc.                         75,000  1,937,550       0.2%
    NTT Urban Development Corp.               7,300     86,011       0.0%
    Nuflare Technology, Inc.                  1,000     66,036       0.0%
#   OAK Capital Corp.                         8,500     19,700       0.0%
    Oat Agrio Co., Ltd.                         600     22,301       0.0%
    Obara Group, Inc.                         1,100     64,995       0.0%
    Obayashi Corp.                           62,000    714,005       0.1%
    Obic Co., Ltd.                            1,300    108,890       0.0%
    Odakyu Electric Railway Co., Ltd.         6,899    148,490       0.0%
    Odelic Co., Ltd.                            700     28,450       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)           6,900    173,938       0.0%
    Ohashi Technica, Inc.                     1,900     31,497       0.0%
#   Ohba Co., Ltd.                            3,200     18,598       0.0%
    Ohsho Food Service Corp.                  2,500    125,467       0.0%
    Oiles Corp.                               2,440     52,730       0.0%
    Oita Bank, Ltd. (The)                     1,700     62,380       0.0%
    Oji Holdings Corp.                       99,000    696,425       0.1%
    Okabe Co., Ltd.                           7,600     72,201       0.0%
    Okamoto Machine Tool Works, Ltd.          1,100     36,272       0.0%
    Okamura Corp.                             6,900     93,161       0.0%
    Okasan Securities Group, Inc.            30,000    171,421       0.0%
    Oki Electric Industry Co., Ltd.           9,000    121,429       0.0%
    Okinawa Cellular Telephone Co.            1,900     70,723       0.0%
    Okinawa Electric Power Co., Inc. (The)    3,675    112,066       0.0%
#   OKK Corp.                                 1,800     18,626       0.0%
    OKUMA Corp.                               3,000    171,362       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                    SHARES  VALUE++   OF NET ASSETS**
                                                    ------ ---------- ---------------
JAPAN -- (Continued)
    Okumura Corp.                                    3,200 $  132,476       0.0%
    Okura Industrial Co., Ltd.                       8,000     44,573       0.0%
    Okuwa Co., Ltd.                                  5,000     53,915       0.0%
    Olympus Corp.                                    4,600    171,536       0.0%
#   Omikenshi Co., Ltd.                              9,000      9,083       0.0%
    Omron Corp.                                      4,900    264,450       0.0%
    Ono Pharmaceutical Co., Ltd.                     3,200     73,969       0.0%
    ONO Sokki Co., Ltd.                              3,200     24,882       0.0%
    Onoken Co., Ltd.                                 3,300     57,931       0.0%
    Onward Holdings Co., Ltd.                       22,400    184,596       0.0%
    Ootoya Holdings Co., Ltd.                          600     12,103       0.0%
*   Open Door, Inc.                                  1,200     22,138       0.0%
    Open House Co., Ltd.                             4,100    228,254       0.0%
#   OPT Holding, Inc.                                2,100     31,295       0.0%
    Optex Group Co., Ltd.                            3,000     90,110       0.0%
#*  Optim Corp.                                        600     14,131       0.0%
    Oracle Corp.                                     1,300    106,792       0.0%
    Organo Corp.                                     1,000     31,238       0.0%
#   Orient Corp.                                    83,000    128,143       0.0%
    Oriental Land Co., Ltd.                          2,900    288,999       0.1%
    Origin Electric Co., Ltd.                        1,400     22,848       0.0%
    ORIX Corp.                                      98,500  1,727,576       0.2%
    Osaka Gas Co., Ltd.                              9,400    202,419       0.0%
    Osaka Organic Chemical Industry, Ltd.            3,500     45,617       0.0%
    Osaka Soda Co., Ltd.                             1,800     50,284       0.0%
    Osaka Steel Co., Ltd.                            2,600     56,076       0.0%
#   OSAKA Titanium Technologies Co., Ltd.            2,700     50,055       0.0%
    Osaki Electric Co., Ltd.                         8,000     57,980       0.0%
    OSG Corp.                                       14,700    325,374       0.1%
#   OSJB Holdings Corp.                             15,200     44,539       0.0%
    Otsuka Corp.                                     2,800    129,745       0.0%
    Otsuka Holdings Co., Ltd.                        6,400    334,609       0.1%
    Otsuka Kagu, Ltd.                                1,700      9,828       0.0%
#   OUG Holdings, Inc.                                 500     12,254       0.0%
    Outsourcing, Inc.                                9,100    152,565       0.0%
    Oyo Corp.                                        3,100     44,454       0.0%
    Pacific Industrial Co., Ltd.                     7,800    110,635       0.0%
#*  Pacific Metals Co., Ltd.                         2,400     84,205       0.0%
    Pack Corp. (The)                                 1,600     60,589       0.0%
    PAL GROUP Holdings Co., Ltd.                     2,400     65,745       0.0%
    PALTAC Corp.                                     4,300    215,226       0.0%
#   PAPYLESS Co., Ltd.                                 700     12,773       0.0%
    Paraca, Inc.                                       800     17,836       0.0%
    Paramount Bed Holdings Co., Ltd.                 2,400    119,412       0.0%
    Parco Co., Ltd.                                  3,700     46,266       0.0%
    Paris Miki Holdings, Inc.                        3,400     16,196       0.0%
    Park24 Co., Ltd.                                 8,000    226,618       0.0%
    Parker Corp.                                     3,000     16,519       0.0%
*   Pasco Corp.                                      4,000     11,809       0.0%
#   Pasona Group, Inc.                               4,200     69,730       0.0%
    PC Depot Corp.                                   7,800     51,065       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.   3,800     26,613       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                          SHARES  VALUE++  OF NET ASSETS**
                                          ------- -------- ---------------
JAPAN -- (Continued)
    Penta-Ocean Construction Co., Ltd.     63,900 $503,584       0.1%
#   Pepper Food Service Co., Ltd.           1,600   92,112       0.0%
#*  PeptiDream, Inc.                        1,200   48,483       0.0%
    Persol Holdings Co., Ltd.               4,300  102,212       0.0%
#   PIA Corp.                                 400   24,200       0.0%
    Pigeon Corp.                            6,800  318,743       0.1%
    Pilot Corp.                             4,600  251,125       0.0%
    Piolax, Inc.                            3,300   92,440       0.0%
#*  Pioneer Corp.                          55,300   86,263       0.0%
#   Plenus Co., Ltd.                        2,600   44,814       0.0%
    Pola Orbis Holdings, Inc.               2,400  104,711       0.0%
    Poletowin Pitcrew Holdings, Inc.        1,300   22,260       0.0%
    Press Kogyo Co., Ltd.                  13,900   80,103       0.0%
    Pressance Corp.                         5,600   85,559       0.0%
    Prestige International, Inc.            3,600   41,355       0.0%
    Prima Meat Packers, Ltd.               34,000  207,439       0.0%
    Pro-Ship, Inc.                            500   12,709       0.0%
#   Pronexus, Inc.                          1,800   23,267       0.0%
    Prospect Co., Ltd.                     73,000   35,731       0.0%
    Proto Corp.                             1,800   25,838       0.0%
    PS Mitsubishi Construction Co., Ltd.    5,900   38,891       0.0%
    Punch Industry Co., Ltd.                4,300   46,349       0.0%
    Qol Co., Ltd.                           4,000   81,991       0.0%
    Quick Co., Ltd.                         1,500   24,616       0.0%
    Raito Kogyo Co., Ltd.                   8,000   86,930       0.0%
    Rakuten, Inc.                          46,700  331,877       0.1%
    Rasa Corp.                              1,700   14,288       0.0%
    Rasa Industries, Ltd.                   1,100   22,500       0.0%
    Raysum Co., Ltd.                        2,700   35,192       0.0%
    Recruit Holdings Co., Ltd.             17,900  412,720       0.1%
    Relia, Inc.                             2,000   25,427       0.0%
    Relo Group, Inc.                        8,300  186,459       0.0%
    Renaissance, Inc.                       2,600   45,293       0.0%
    Renesas Easton Co., Ltd.                4,100   25,803       0.0%
#*  Renesas Electronics Corp.              10,500  109,533       0.0%
    Rengo Co., Ltd.                        34,700  298,299       0.1%
#*  Renown, Inc.                           17,300   25,977       0.0%
    Resol Holdings Co., Ltd.                  300   11,950       0.0%
#   Resona Holdings, Inc.                 164,200  932,997       0.1%
    Resorttrust, Inc.                       5,900  122,170       0.0%
#   Retail Partners Co., Ltd.               2,500   37,102       0.0%
    Rheon Automatic Machinery Co., Ltd.     2,500   46,012       0.0%
    Rhythm Watch Co., Ltd.                  1,300   28,027       0.0%
    Riberesute Corp.                        1,300   11,903       0.0%
    Ricoh Co., Ltd.                        61,300  598,979       0.1%
    Ricoh Leasing Co., Ltd.                 2,800   93,383       0.0%
#   Ride On Express Holdings Co., Ltd.      1,500   14,321       0.0%
#   Right On Co., Ltd.                      4,200   39,772       0.0%
    Riken Corp.                             1,700   97,778       0.0%
    Riken Keiki Co., Ltd.                   2,300   51,779       0.0%
    Riken Technos Corp.                     5,000   24,276       0.0%
    Riken Vitamin Co., Ltd.                 1,100   41,400       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Ringer Hut Co., Ltd.                      2,500 $ 60,746       0.0%
    Rinnai Corp.                              1,800  179,188       0.0%
    Rion Co., Ltd.                            1,000   22,804       0.0%
    Riso Kagaku Corp.                         2,100   41,990       0.0%
    Riso Kyoiku Co., Ltd.                     2,800   21,556       0.0%
#   Rock Field Co., Ltd.                      1,700   32,482       0.0%
    Rohm Co., Ltd.                            4,100  379,918       0.1%
    Rohto Pharmaceutical Co., Ltd.            7,200  209,573       0.0%
    Rokko Butter Co., Ltd.                    2,500   59,612       0.0%
    Roland DG Corp.                           2,700   62,695       0.0%
#   Rorze Corp.                               2,300   51,688       0.0%
    Round One Corp.                          13,000  188,028       0.0%
    Royal Holdings Co., Ltd.                  4,800  130,472       0.0%
    RS Technologies Co., Ltd.                   600   37,663       0.0%
*   RVH, Inc.                                 3,800   15,517       0.0%
    Ryobi, Ltd.                               5,300  135,407       0.0%
    Ryoden Corp.                              2,500   41,925       0.0%
    Ryohin Keikaku Co., Ltd.                    600  205,238       0.0%
    Ryosan Co., Ltd.                          2,700  100,474       0.0%
    Ryoyo Electro Corp.                       3,700   61,263       0.0%
    S Foods, Inc.                             2,100   88,232       0.0%
    Sac's Bar Holdings, Inc.                  2,700   28,881       0.0%
    Saibu Gas Co., Ltd.                       3,200   86,488       0.0%
    Sakai Chemical Industry Co., Ltd.         2,000   52,237       0.0%
    Sakai Moving Service Co., Ltd.            1,700   91,869       0.0%
    Sakai Ovex Co., Ltd.                      1,500   32,799       0.0%
    Sakata INX Corp.                          5,500   84,042       0.0%
#   Sakura Internet, Inc.                     2,600   18,639       0.0%
    Sala Corp.                                9,600   59,756       0.0%
    SAMTY Co., Ltd.                           4,000   73,924       0.0%
    San Holdings, Inc.                          800   21,618       0.0%
*   San ju San Financial Group, Inc.          3,450   72,964       0.0%
    San-A Co., Ltd.                           2,400  127,982       0.0%
    San-Ai Oil Co., Ltd.                      8,300  130,668       0.0%
    San-In Godo Bank, Ltd. (The)             28,200  265,134       0.0%
*   Sanden Holdings Corp.                     4,600   66,828       0.0%
    Sanei Architecture Planning Co., Ltd.     1,600   26,948       0.0%
    Sangetsu Corp.                            5,400  111,443       0.0%
*   Sanix, Inc.                               7,600   18,786       0.0%
    Sanken Electric Co., Ltd.                33,000  211,202       0.0%
    Sanki Engineering Co., Ltd.               8,100   90,169       0.0%
#   Sanko Gosei, Ltd.                         4,500   22,854       0.0%
#   Sanko Metal Industrial Co., Ltd.            800   25,871       0.0%
    Sankyo Frontier Co., Ltd.                   600   17,898       0.0%
    Sankyo Seiko Co., Ltd.                    8,500   38,600       0.0%
    Sankyo Tateyama, Inc.                     4,200   62,309       0.0%
    Sankyu, Inc.                              9,200  447,133       0.1%
    Sanoh Industrial Co., Ltd.                3,500   25,005       0.0%
    Sanoyas Holdings Corp.                    8,600   20,809       0.0%
    Sanrio Co., Ltd.                          4,200   77,155       0.0%
    Sansei Technologies, Inc.                 1,400   18,037       0.0%
    Sansha Electric Manufacturing Co., Ltd.   1,700   22,102       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                            SHARES  VALUE++   OF NET ASSETS**
                                            ------ ---------- ---------------
JAPAN -- (Continued)
    Sanshin Electronics Co., Ltd.            3,200 $   65,022       0.0%
    Santen Pharmaceutical Co., Ltd.          8,600    144,431       0.0%
    Sanwa Holdings Corp.                    23,100    296,629       0.1%
    Sanyei Corp.                               500     18,012       0.0%
    Sanyo Chemical Industries, Ltd.          2,300    108,534       0.0%
    Sanyo Denki Co., Ltd.                    1,000     86,296       0.0%
#   Sanyo Electric Railway Co., Ltd.         1,800     45,992       0.0%
#   Sanyo Engineering & Construction, Inc.   2,300     16,648       0.0%
    Sanyo Housing Nagoya Co., Ltd.           2,500     27,368       0.0%
    Sanyo Shokai, Ltd.                       2,199     50,941       0.0%
    Sanyo Special Steel Co., Ltd.            4,300    109,405       0.0%
    Sanyo Trading Co., Ltd.                  2,400     47,144       0.0%
    Sata Construction Co., Ltd.              3,000     13,189       0.0%
    Sato Holdings Corp.                      4,300    120,638       0.0%
    Sato Shoji Corp.                         2,000     22,508       0.0%
    Satori Electric Co., Ltd.                3,200     32,351       0.0%
    Sawada Holdings Co., Ltd.                3,300     30,154       0.0%
    Sawai Pharmaceutical Co., Ltd.           7,500    324,117       0.1%
    Saxa Holdings, Inc.                      1,300     25,275       0.0%
    SBI Holdings, Inc.                      26,200    660,641       0.1%
    SBS Holdings, Inc.                       4,100     51,035       0.0%
    Scala, Inc.                              3,000     22,287       0.0%
    SCREEN Holdings Co., Ltd.                3,800    310,820       0.1%
    Scroll Corp.                             4,300     17,300       0.0%
    SCSK Corp.                               5,200    222,540       0.0%
    SEC Carbon, Ltd.                           300     18,103       0.0%
    Secom Joshinetsu Co., Ltd.                 400     13,469       0.0%
#   Seed Co., Ltd.                           1,200     80,453       0.0%
    Seibu Electric Industry Co., Ltd.        1,100     28,808       0.0%
    Seibu Holdings, Inc.                    23,000    387,786       0.1%
#   Seika Corp.                              1,600     40,506       0.0%
    Seikitokyu Kogyo Co., Ltd.               7,400     47,572       0.0%
    Seiko Epson Corp.                       28,700    539,468       0.1%
    Seiko Holdings Corp.                     5,399    140,561       0.0%
#   Seiko PMC Corp.                          1,300     14,667       0.0%
    Seino Holdings Co., Ltd.                17,100    320,296       0.1%
    Seiren Co., Ltd.                         7,800    150,377       0.0%
    Sekisui Chemical Co., Ltd.              41,300    730,600       0.1%
    Sekisui House, Ltd.                     36,200    663,495       0.1%
    Sekisui Jushi Corp.                      3,300     71,854       0.0%
    Sekisui Plastics Co., Ltd.               5,000     67,163       0.0%
    Senko Group Holdings Co., Ltd.          20,500    157,538       0.0%
    Senshu Electric Co., Ltd.                1,900     56,216       0.0%
    Senshu Ikeda Holdings, Inc.             50,000    197,179       0.0%
*   Senshukai Co., Ltd.                      3,800     19,911       0.0%
    Septeni Holdings Co., Ltd.              16,100     41,386       0.0%
    Seria Co., Ltd.                          3,200    156,814       0.0%
    Seven & I Holdings Co., Ltd.            40,800  1,797,680       0.2%
#   Seven Bank, Ltd.                        92,100    309,222       0.1%
    SFP Holdings Co., Ltd.                   1,800     33,161       0.0%
    Shibaura Electronics Co., Ltd.           1,400     66,718       0.0%
    Shibaura Mechatronics Corp.              5,000     19,964       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                                 SHARES VALUE++  OF NET ASSETS**
                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Shibusawa Warehouse Co., Ltd. (The)           1,400 $ 23,729       0.0%
    Shibuya Corp.                                 3,200  109,116       0.0%
    Shidax Corp.                                  2,500   11,156       0.0%
#*  SHIFT, Inc.                                   1,400   64,674       0.0%
    Shiga Bank, Ltd. (The)                       41,000  207,693       0.0%
    Shikibo, Ltd.                                 1,500   18,902       0.0%
    Shikoku Bank, Ltd. (The)                      7,500  109,504       0.0%
    Shikoku Chemicals Corp.                       5,000   70,768       0.0%
    Shikoku Electric Power Co., Inc.             14,900  189,977       0.0%
    Shima Seiki Manufacturing, Ltd.               1,800  114,105       0.0%
    Shimachu Co., Ltd.                            5,800  187,238       0.0%
    Shimamura Co., Ltd.                           2,900  337,482       0.1%
    Shimano, Inc.                                   900  119,672       0.0%
    Shimizu Bank, Ltd. (The)                      1,900   53,436       0.0%
    Shimizu Corp.                                55,200  546,139       0.1%
    Shin Nippon Air Technologies Co., Ltd.        2,400   35,527       0.0%
*   Shin Nippon Biomedical Laboratories, Ltd.     6,300   31,483       0.0%
    Shin-Etsu Chemical Co., Ltd.                  5,900  592,063       0.1%
    Shin-Etsu Polymer Co., Ltd.                   5,600   53,165       0.0%
    Shin-Keisei Electric Railway Co., Ltd.          500   10,262       0.0%
    Shinagawa Refractories Co., Ltd.              1,200   32,344       0.0%
    Shindengen Electric Manufacturing Co., Ltd.   1,300   81,558       0.0%
#*  Shinkawa, Ltd.                                3,800   34,594       0.0%
    Shinko Electric Industries Co., Ltd.         11,900   92,579       0.0%
    Shinko Plantech Co., Ltd.                     6,800   63,834       0.0%
    Shinko Shoji Co., Ltd.                        3,300   57,361       0.0%
    Shinmaywa Industries, Ltd.                   12,000  134,490       0.0%
    Shinnihon Corp.                               6,200   68,776       0.0%
    Shinoken Group Co., Ltd.                      3,600  109,455       0.0%
    Shinsei Bank, Ltd.                           20,600  320,733       0.1%
    Shinsho Corp.                                   900   28,799       0.0%
#   Shinwa Co., Ltd.                              1,600   37,498       0.0%
    Ship Healthcare Holdings, Inc.                8,000  277,785       0.0%
    Shiseido Co., Ltd.                            9,800  635,834       0.1%
#   Shizuki Electric Co., Inc.                    3,200   22,173       0.0%
    Shizuoka Bank, Ltd. (The)                    36,200  367,098       0.1%
    Shizuoka Gas Co., Ltd.                       11,000   99,527       0.0%
    Shobunsha Publications, Inc.                  3,000   22,872       0.0%
    Shoei Co., Ltd.                               1,400   51,909       0.0%
    Shoei Foods Corp.                             2,200   86,792       0.0%
    Shofu, Inc.                                   2,600   34,395       0.0%
*   Shoko Co., Ltd.                              14,000   14,264       0.0%
    Showa Aircraft Industry Co., Ltd.               800    9,552       0.0%
    Showa Corp.                                  10,600  159,328       0.0%
    Showa Denko K.K.                             21,700  721,976       0.1%
    Showa Sangyo Co., Ltd.                        3,400   89,981       0.0%
    Showa Shell Sekiyu K.K.                      20,500  289,472       0.1%
    Sigma Koki Co., Ltd.                            700   14,924       0.0%
#   Siix Corp.                                    5,200  104,496       0.0%
    Sinanen Holdings Co., Ltd.                    1,700   43,724       0.0%
#   Sinfonia Technology Co., Ltd.                22,000   77,646       0.0%
    Sinko Industries, Ltd.                        2,600   42,137       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                            SHARES  VALUE++   OF NET ASSETS**
                                            ------ ---------- ---------------
JAPAN -- (Continued)
    Sintokogio, Ltd.                         7,300 $   77,776       0.0%
    SK Kaken Co., Ltd.                       1,000    101,758       0.0%
    SK-Electronics Co., Ltd.                 2,100     45,722       0.0%
    SKY Perfect JSAT Holdings, Inc.         25,200    114,837       0.0%
#   Skylark Co., Ltd.                       16,400    241,236       0.0%
    SMC Corp.                                  700    265,995       0.0%
#   SMK Corp.                               11,000     38,967       0.0%
#   SMS Co., Ltd.                            4,100    155,230       0.0%
    SNT Corp.                                8,200     36,696       0.0%
    Soda Nikka Co., Ltd.                     4,200     28,071       0.0%
    Sodick Co., Ltd.                         5,400     66,463       0.0%
    Soft99 Corp.                               800      9,206       0.0%
    SoftBank Group Corp.                    26,900  2,055,394       0.2%
    Softbank Technology Corp.                1,200     18,826       0.0%
#   Softbrain Co., Ltd.                      2,500     10,068       0.0%
    Softcreate Holdings Corp.                  800     12,539       0.0%
#   Software Service, Inc.                     100      6,995       0.0%
    Sogo Medical Co., Ltd.                   4,200     98,022       0.0%
#   Sohgo Security Services Co., Ltd.        2,800    138,247       0.0%
    Soken Chemical & Engineering Co., Ltd.   1,100     23,977       0.0%
    Soliton Systems K.K.                     2,100     28,282       0.0%
    Sompo Holdings, Inc.                    16,200    678,296       0.1%
    Soshin Electric Co., Ltd.                2,500     15,343       0.0%
    Sotetsu Holdings, Inc.                   4,900    140,378       0.0%
#   Sotoh Co., Ltd.                          1,100     10,220       0.0%
#   Sourcenext Corp.                         7,600     53,838       0.0%
    Space Co., Ltd.                          1,890     25,859       0.0%
#   Sparx Group Co., Ltd.                   13,200     35,677       0.0%
    SPK Corp.                                  600     15,541       0.0%
    Square Enix Holdings Co., Ltd.           3,800    157,501       0.0%
    SRA Holdings                             2,100     60,538       0.0%
    Srg Takamiya Co., Ltd.                   4,700     28,991       0.0%
    ST Corp.                                   600     13,366       0.0%
    St Marc Holdings Co., Ltd.               2,700     76,446       0.0%
    St-Care Holding Corp.                    2,700     19,229       0.0%
    Stanley Electric Co., Ltd.               9,700    350,551       0.1%
    Star Mica Co., Ltd.                      2,200     47,531       0.0%
    Start Today Co., Ltd.                    6,900    199,230       0.0%
    Starts Corp., Inc.                       6,300    173,937       0.0%
    Starzen Co., Ltd.                        1,100     55,370       0.0%
#   Stella Chemifa Corp.                     2,100     69,924       0.0%
    Step Co., Ltd.                             700     11,023       0.0%
#   Strike Co., Ltd.                           400     24,771       0.0%
    Studio Alice Co., Ltd.                   2,100     47,121       0.0%
    Subaru Enterprise Co., Ltd.                400     25,670       0.0%
    Sugi Holdings Co., Ltd.                  2,300    133,904       0.0%
    Sugimoto & Co., Ltd.                     1,900     35,988       0.0%
    Sumco Corp.                             13,900    339,501       0.1%
    Sumida Corp.                             7,000     96,022       0.0%
    Suminoe Textile Co., Ltd.                  800     20,925       0.0%
#   Sumiseki Holdings, Inc.                 13,600     20,649       0.0%
#   Sumitomo Corp.                          40,900    734,177       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
JAPAN -- (Continued)
    Sumitomo Densetsu Co., Ltd.                1,900 $   40,317       0.0%
    Sumitomo Electric Industries, Ltd.        81,900  1,253,812       0.1%
    Sumitomo Forestry Co., Ltd.               31,200    516,991       0.1%
    Sumitomo Heavy Industries, Ltd.           11,800    450,881       0.1%
    Sumitomo Metal Mining Co., Ltd.           15,800    674,034       0.1%
    Sumitomo Mitsui Construction Co., Ltd.    36,820    225,544       0.0%
    Sumitomo Mitsui Financial Group, Inc.     46,700  1,946,374       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.      12,300    521,607       0.1%
    Sumitomo Osaka Cement Co., Ltd.           73,000    334,196       0.1%
    Sumitomo Precision Products Co., Ltd.      6,000     20,963       0.0%
    Sumitomo Realty & Development Co., Ltd.   20,000    794,464       0.1%
    Sumitomo Riko Co., Ltd.                    7,400     77,355       0.0%
    Sumitomo Rubber Industries, Ltd.          20,425    364,740       0.1%
    Sumitomo Seika Chemicals Co., Ltd.         1,900     90,954       0.0%
    Sumitomo Warehouse Co., Ltd. (The)        24,000    164,197       0.0%
    Sun Frontier Fudousan Co., Ltd.            4,700     56,709       0.0%
    Sun-Wa Technos Corp.                       1,900     28,187       0.0%
    Suncall Corp.                              3,600     24,126       0.0%
    Sundrug Co., Ltd.                          2,400    123,463       0.0%
    Suntory Beverage & Food, Ltd.              3,700    182,077       0.0%
    Suruga Bank, Ltd.                         27,400    371,172       0.1%
    Suzuden Corp.                              1,200     17,838       0.0%
    Suzuken Co., Ltd.                          8,050    346,137       0.1%
    Suzuki Co., Ltd.                           1,100     11,032       0.0%
    SWCC Showa Holdings Co., Ltd.              4,300     37,031       0.0%
    Sysmex Corp.                               2,600    229,677       0.0%
    Systena Corp.                              2,100     79,665       0.0%
    Syuppin Co., Ltd.                          1,900     21,351       0.0%
    T Hasegawa Co., Ltd.                       4,600     98,879       0.0%
    T RAD Co., Ltd.                            1,500     53,709       0.0%
    T&D Holdings, Inc.                        35,300    599,535       0.1%
    T&K Toka Co., Ltd.                         4,100     50,210       0.0%
    T-Gaia Corp.                               2,200     61,478       0.0%
*   Tabuchi Electric Co., Ltd.                 3,000      7,749       0.0%
    Tachi-S Co., Ltd.                          6,200    112,365       0.0%
    Tachibana Eletech Co., Ltd.                2,780     53,026       0.0%
    Tachikawa Corp.                            1,800     25,099       0.0%
    Tadano, Ltd.                              10,100    155,429       0.0%
    Taihei Dengyo Kaisha, Ltd.                 2,900     74,892       0.0%
    Taiheiyo Cement Corp.                     17,600    664,575       0.1%
    Taiheiyo Kouhatsu, Inc.                    2,400     22,828       0.0%
    Taiho Kogyo Co., Ltd.                      3,300     44,547       0.0%
    Taikisha, Ltd.                             2,800     97,644       0.0%
    Taiko Bank, Ltd. (The)                     1,300     28,421       0.0%
    Taiko Pharmaceutical Co., Ltd.               800     15,391       0.0%
    Taisei Corp.                              10,500    566,432       0.1%
    Taisei Lamick Co., Ltd.                      900     25,999       0.0%
    Taisho Pharmaceutical Holdings Co., Ltd.   1,800    172,171       0.0%
    Taiyo Holdings Co., Ltd.                   1,300     55,243       0.0%
    Taiyo Yuden Co., Ltd.                     22,500    399,025       0.1%
    Takachiho Koheki Co., Ltd.                 1,900     20,079       0.0%
*   Takagi Seiko Corp.                           300      9,469       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                               SHARES VALUE++  OF NET ASSETS**
                                               ------ -------- ---------------
JAPAN -- (Continued)
    Takamatsu Construction Group Co., Ltd.      2,100 $ 56,667       0.0%
    Takamatsu Machinery Co., Ltd.                 900    9,461       0.0%
    Takano Co., Ltd.                            2,300   20,100       0.0%
#   Takaoka Toko Co., Ltd.                      2,000   34,071       0.0%
    Takara Leben Co., Ltd.                     21,900   92,785       0.0%
    Takara Printing Co., Ltd.                   1,000   18,509       0.0%
    Takara Standard Co., Ltd.                   7,300  124,054       0.0%
    Takasago International Corp.                2,600   80,991       0.0%
    Takasago Thermal Engineering Co., Ltd.      6,400  121,334       0.0%
    Takashima & Co., Ltd.                         600   12,011       0.0%
    Takashimaya Co., Ltd.                      35,000  300,560       0.1%
    Take And Give Needs Co., Ltd.               3,100   32,474       0.0%
    TAKEBISHI Corp.                             1,400   21,876       0.0%
    Takeei Corp.                                3,700   45,153       0.0%
    Takeuchi Manufacturing Co., Ltd.            6,300  143,886       0.0%
    Taki Chemical Co., Ltd.                       300   12,523       0.0%
    Takihyo Co., Ltd.                             600   12,958       0.0%
#   Takisawa Machine Tool Co., Ltd.               700   12,344       0.0%
    Takuma Co., Ltd.                            9,500  104,089       0.0%
    Tama Home Co., Ltd.                         4,700   48,416       0.0%
    Tamron Co., Ltd.                            1,800   36,533       0.0%
    Tamura Corp.                                9,400   71,403       0.0%
    Tanabe Engineering Corp.                    1,100   10,003       0.0%
    Tanseisha Co., Ltd.                         5,400   63,984       0.0%
#   Tateru, Inc.                                3,000   50,694       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.   4,200   25,931       0.0%
    Tayca Corp.                                 2,000   52,630       0.0%
    Tazmo Co., Ltd.                             1,200   16,988       0.0%
    TBK Co., Ltd.                               3,000   15,082       0.0%
    TDC Soft, Inc.                              1,400   16,656       0.0%
    TDK Corp.                                  10,900  939,458       0.1%
    TechMatrix Corp.                            1,600   24,496       0.0%
    Techno Medica Co., Ltd.                       900   17,177       0.0%
    Techno Ryowa, Ltd.                          1,600   12,553       0.0%
    Techno Smart Corp.                          1,400   15,113       0.0%
    TechnoPro Holdings, Inc.                    4,200  244,365       0.0%
    Tecnos Japan, Inc.                          1,400   12,291       0.0%
    Teijin, Ltd.                               48,800  917,482       0.1%
    Teikoku Electric Manufacturing Co., Ltd.    2,000   29,772       0.0%
    Teikoku Sen-I Co., Ltd.                     1,700   35,418       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.             1,600   19,131       0.0%
    Tekken Corp.                                2,500   74,950       0.0%
    Tenma Corp.                                 3,000   57,227       0.0%
#   Teraoka Seisakusho Co., Ltd.                2,100   13,514       0.0%
    THK Co., Ltd.                              10,400  362,473       0.1%
    Tigers Polymer Corp.                        1,600   12,183       0.0%
    TIS, Inc.                                  11,600  460,163       0.1%
    TKC Corp.                                   2,100   83,862       0.0%
#   Toa Corp.(6894508)                          2,800   71,388       0.0%
    Toa Corp.(6894434)                          3,900   46,063       0.0%
    Toa Oil Co., Ltd.                          10,000   18,458       0.0%
    TOA ROAD Corp.                                700   24,995       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                      SHARES  VALUE++   OF NET ASSETS**
                                                      ------ ---------- ---------------
JAPAN -- (Continued)
    Toagosei Co., Ltd.                                20,200 $  238,385       0.0%
    Tobishima Corp.                                   37,200     59,651       0.0%
    Tobu Railway Co., Ltd.                             4,600    146,472       0.0%
    Tobu Store Co., Ltd.                                 500     13,859       0.0%
    TOC Co., Ltd.                                      7,300     64,640       0.0%
    Tocalo Co., Ltd.                                  11,300    140,218       0.0%
    Tochigi Bank, Ltd. (The)                           8,000     30,314       0.0%
    Toda Corp.                                        39,000    321,581       0.1%
    Toda Kogyo Corp.                                     800     27,768       0.0%
#   Toei Animation Co., Ltd.                           1,500     42,949       0.0%
    Toei Co., Ltd.                                     1,100    123,561       0.0%
#   Toell Co., Ltd.                                    1,900     18,380       0.0%
    Toenec Corp.                                       1,400     43,734       0.0%
#   Togami Electric Manufacturing Co., Ltd.            1,000     20,599       0.0%
    Toho Bank, Ltd. (The)                             36,900    143,141       0.0%
    Toho Co., Ltd.(6895200)                            2,800     93,398       0.0%
    Toho Co., Ltd.(6895211)                            1,500     35,861       0.0%
    Toho Gas Co., Ltd.                                 4,700    142,901       0.0%
#   Toho Holdings Co., Ltd.                            8,200    200,120       0.0%
    Toho Titanium Co., Ltd.                            5,800     71,741       0.0%
#   Toho Zinc Co., Ltd.                                2,600    119,626       0.0%
    Tohoku Bank, Ltd. (The)                            1,800     23,887       0.0%
    Tohoku Electric Power Co., Inc.                   12,300    158,848       0.0%
    Tohoku Steel Co., Ltd.                               900     16,655       0.0%
    Tohokushinsha Film Corp.                           1,700     11,996       0.0%
    Tokai Carbon Co., Ltd.                            19,400    242,780       0.0%
    Tokai Corp.                                        2,700     60,810       0.0%
    TOKAI Holdings Corp.                              17,900    181,325       0.0%
    Tokai Lease Co., Ltd.                              1,100     21,490       0.0%
    Tokai Rika Co., Ltd.                              10,000    199,771       0.0%
    Tokai Tokyo Financial Holdings, Inc.              30,500    220,923       0.0%
#   Token Corp.                                        1,610    153,321       0.0%
    Tokio Marine Holdings, Inc.                       25,200  1,189,371       0.1%
    Tokushu Tokai Paper Co., Ltd.                      1,800     70,383       0.0%
    Tokuyama Corp.                                    14,900    443,802       0.1%
#*  Tokyo Base Co., Ltd.                               1,800     18,151       0.0%
    Tokyo Broadcasting System Holdings, Inc.           5,100    113,362       0.0%
    Tokyo Century Corp.                                7,100    442,004       0.1%
    Tokyo Dome Corp.                                  17,800    173,066       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.           41,100    195,379       0.0%
    Tokyo Electron Device, Ltd.                        1,100     21,123       0.0%
    Tokyo Electron, Ltd.                               2,500    480,132       0.1%
    Tokyo Energy & Systems, Inc.                       4,400     51,914       0.0%
    Tokyo Gas Co., Ltd.                                9,900    265,670       0.0%
    Tokyo Individualized Educational Institute, Inc.   1,500     16,459       0.0%
#   Tokyo Keiki, Inc.                                  2,000     21,639       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                         4,000    140,534       0.0%
    Tokyo Printing Ink Manufacturing Co., Ltd.           300     10,500       0.0%
    Tokyo Rakutenchi Co., Ltd.                           400     20,060       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                 2,600     55,877       0.0%
    Tokyo Sangyo Co., Ltd.                             2,500     12,748       0.0%
    Tokyo Seimitsu Co., Ltd.                           4,400    167,118       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                            SHARES VALUE++  OF NET ASSETS**
                                            ------ -------- ---------------
JAPAN -- (Continued)
    Tokyo Steel Manufacturing Co., Ltd.     13,200 $110,153       0.0%
    Tokyo Tatemono Co., Ltd.                22,900  348,748       0.1%
    Tokyo Tekko Co., Ltd.                    1,000   15,628       0.0%
    Tokyo Theatres Co., Inc.                   800   10,675       0.0%
    Tokyo TY Financial Group, Inc.           5,122  135,189       0.0%
    Tokyu Construction Co., Ltd.            15,940  170,234       0.0%
    Tokyu Corp.                             12,500  209,829       0.0%
    Tokyu Fudosan Holdings Corp.            94,543  744,006       0.1%
    Tokyu Recreation Co., Ltd.               3,000   27,204       0.0%
    Toli Corp.                              10,700   38,073       0.0%
    Tomato Bank, Ltd.                        1,000   13,946       0.0%
    Tomen Devices Corp.                        500   12,934       0.0%
    Tomoe Corp.                              5,400   29,731       0.0%
    Tomoe Engineering Co., Ltd.              1,500   29,169       0.0%
    Tomoegawa Co., Ltd.                      6,000   16,322       0.0%
    Tomoku Co., Ltd.                         2,200   40,707       0.0%
    TOMONY Holdings, Inc.                   27,100  120,922       0.0%
    Tomy Co., Ltd.                          18,200  178,187       0.0%
    Tonami Holdings Co., Ltd.                1,100   69,163       0.0%
    Topcon Corp.                            11,200  222,297       0.0%
    Toppan Forms Co., Ltd.                   8,600   96,064       0.0%
    Toppan Printing Co., Ltd.               39,000  326,125       0.1%
    Topre Corp.                              6,400  200,861       0.0%
    Topy Industries, Ltd.                    3,100   91,817       0.0%
    Toray Industries, Inc.                  80,100  747,699       0.1%
#   Torex Semiconductor, Ltd.                1,400   18,460       0.0%
    Toridoll Holdings Corp.                  2,900   97,099       0.0%
    Torigoe Co., Ltd. (The)                  4,100   36,733       0.0%
    Torikizoku Co., Ltd.                       600   15,608       0.0%
    Torishima Pump Manufacturing Co., Ltd.   2,800   26,231       0.0%
    Tosei Corp.                              7,700   94,387       0.0%
*   Toshiba Corp.                           49,000  131,324       0.0%
    Toshiba Machine Co., Ltd.               12,000   79,488       0.0%
    Toshiba Plant Systems & Services Corp.   5,200  108,518       0.0%
    Toshiba TEC Corp.                       25,000  143,079       0.0%
    Tosho Co., Ltd.                          1,800   66,177       0.0%
#   Tosho Printing Co., Ltd.                 5,000   44,535       0.0%
    Tosoh Corp.                             30,500  539,494       0.1%
#   Totech Corp.                               900   21,595       0.0%
    Totetsu Kogyo Co., Ltd.                  4,800  143,372       0.0%
    TOTO, Ltd.                               5,599  317,347       0.1%
    Totoku Electric Co., Ltd.                  500   14,251       0.0%
    Tottori Bank, Ltd. (The)                 2,400   38,091       0.0%
    Toukei Computer Co., Ltd.                  700   19,941       0.0%
#   Tow Co., Ltd.                            3,600   31,173       0.0%
    Towa Bank, Ltd. (The)                    7,200   96,061       0.0%
    Towa Corp.                               4,100   50,359       0.0%
    Towa Pharmaceutical Co., Ltd.            1,800  114,533       0.0%
    Toyo Construction Co., Ltd.             14,200   67,910       0.0%
#   Toyo Corp.                               3,900   34,852       0.0%
#   Toyo Denki Seizo K.K.                    2,100   35,322       0.0%
#*  Toyo Engineering Corp.                   4,600   47,857       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        PERCENTAGE
                                      SHARES VALUE++  OF NET ASSETS**
                                      ------ -------- ---------------
JAPAN -- (Continued)
    Toyo Gosei Co., Ltd.               1,400 $ 18,056       0.0%
    Toyo Ink SC Holdings Co., Ltd.    34,000  210,128       0.0%
    Toyo Kanetsu K.K.                  1,600   48,812       0.0%
    Toyo Kohan Co., Ltd.              10,600   69,495       0.0%
    Toyo Logistics Co., Ltd.           6,300   21,242       0.0%
    Toyo Machinery & Metal Co., Ltd.   2,800   20,400       0.0%
    Toyo Securities Co., Ltd.         14,000   36,741       0.0%
    Toyo Seikan Group Holdings, Ltd.  19,200  302,076       0.1%
    Toyo Suisan Kaisha, Ltd.           8,900  350,423       0.1%
    Toyo Tanso Co., Ltd.               1,400   41,170       0.0%
    Toyo Tire & Rubber Co., Ltd.      21,900  372,786       0.1%
    Toyo Wharf & Warehouse Co., Ltd.   1,500   23,582       0.0%
    Toyobo Co., Ltd.                  15,900  309,723       0.1%
    Toyoda Gosei Co., Ltd.            14,800  373,685       0.1%
    Toyota Boshoku Corp.              14,100  296,001       0.1%
    Toyota Industries Corp.            5,100  300,752       0.1%
    Toyota Tsusho Corp.               18,400  659,759       0.1%
    TPR Co., Ltd.                      5,200  157,530       0.0%
    Trancom Co., Ltd.                  1,600  121,149       0.0%
#   Transaction Co., Ltd.              2,200   20,052       0.0%
    Transcosmos, Inc.                  2,600   71,755       0.0%
    Trend Micro, Inc.                  3,500  209,261       0.0%
    Tri Chemical Laboratories, Inc.      700   28,242       0.0%
    Trinity Industrial Corp.           2,000   18,383       0.0%
    Trusco Nakayama Corp.              5,000  131,268       0.0%
    Trust Tech, Inc.                     700   22,318       0.0%
    TS Tech Co., Ltd.                  8,500  343,906       0.1%
    TSI Holdings Co., Ltd.            12,000   95,816       0.0%
    Tsubaki Nakashima Co., Ltd.          600   14,128       0.0%
    Tsubakimoto Chain Co.             23,000  199,303       0.0%
    Tsubakimoto Kogyo Co., Ltd.        1,200   37,575       0.0%
#*  Tsudakoma Corp.                   12,000   26,331       0.0%
    Tsugami Corp.                      9,000  108,340       0.0%
    Tsukada Global Holdings, Inc.      1,700   10,031       0.0%
    Tsukishima Kikai Co., Ltd.         5,100   71,688       0.0%
    Tsukuba Bank, Ltd.                16,800   58,243       0.0%
    Tsukui Corp.                      10,700   84,461       0.0%
    Tsumura & Co.                      6,400  232,155       0.0%
    Tsuruha Holdings, Inc.             1,100  157,894       0.0%
    Tsurumi Manufacturing Co., Ltd.    2,800   54,400       0.0%
#   Tsutsumi Jewelry Co., Ltd.         1,500   28,173       0.0%
    TTK Co., Ltd.                      3,000   17,272       0.0%
    TV Asahi Holdings Corp.            4,700  110,223       0.0%
    Tv Tokyo Holdings Corp.            2,900   79,234       0.0%
#   TYK Corp.                          5,500   21,554       0.0%
#*  U-Shin, Ltd.                       3,900   25,910       0.0%
    UACJ Corp.                         5,300  138,122       0.0%
    Ube Industries, Ltd.              22,700  691,537       0.1%
    Uchida Yoko Co., Ltd.              1,400   39,031       0.0%
    Uchiyama Holdings Co., Ltd.        3,100   18,434       0.0%
#   UKC Holdings Corp.                 2,700   56,888       0.0%
    Ulvac, Inc.                        6,500  347,712       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                           SHARES VALUE++  OF NET ASSETS**
                                           ------ -------- ---------------
JAPAN -- (Continued)
#   UMC Electronics Co., Ltd.                 900 $ 24,230       0.0%
    Unicharm Corp.                          5,900  165,872       0.0%
*   Uniden Holdings Corp.                  10,000   24,932       0.0%
    UNIMAT Retirement Community Co., Ltd.   1,200   17,424       0.0%
    Union Tool Co.                          1,200   41,974       0.0%
    Unipres Corp.                           7,900  186,011       0.0%
    United Arrows, Ltd.                     2,500   91,821       0.0%
    United Super Markets Holdings, Inc.     9,400  123,605       0.0%
*   Unitika, Ltd.                           5,000   32,873       0.0%
#   Unizo Holdings Co., Ltd.                3,800   90,485       0.0%
#   Urbanet Corp. Co., Ltd.                 3,300   11,322       0.0%
#*  Usen-Next Holdings Co., Ltd.            2,700   22,182       0.0%
    Ushio, Inc.                            20,200  284,748       0.0%
    USS Co., Ltd.                           6,200  130,202       0.0%
*   UT Group Co., Ltd.                      2,700   74,207       0.0%
    Utoc Corp.                              3,900   16,767       0.0%
    V Technology Co., Ltd.                    600  156,023       0.0%
#*  V-Cube, Inc.                            4,000   21,715       0.0%
    Valor Holdings Co., Ltd.                6,500  181,357       0.0%
    ValueCommerce Co., Ltd.                 1,300   19,752       0.0%
    Vector, Inc.                            2,400   46,295       0.0%
#   VeriServe Corp.                           700   19,998       0.0%
    Village Vanguard Co., Ltd.              1,200   11,046       0.0%
*   Vision, Inc.                            1,000   28,930       0.0%
*   Visionary Holdings Co., Ltd.           23,900   19,760       0.0%
    Vital KSK Holdings, Inc.                6,900   67,626       0.0%
    Vitec Holdings Co., Ltd.                2,100   49,313       0.0%
    Voyage Group, Inc.                      2,900   31,014       0.0%
    VT Holdings Co., Ltd.                  20,900   95,086       0.0%
    Wacoal Holdings Corp.                   9,400  284,593       0.0%
    Wakachiku Construction Co., Ltd.        2,900   45,873       0.0%
    Wakita & Co., Ltd.                      6,400   67,622       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.     2,500   63,471       0.0%
    Watahan & Co., Ltd.                     1,000   35,298       0.0%
    WATAMI Co., Ltd.                        2,300   31,202       0.0%
    Watts Co., Ltd.                         1,800   18,971       0.0%
    WDB Holdings Co., Ltd.                    700   22,106       0.0%
    Weathernews, Inc.                         900   28,415       0.0%
    Welcia Holdings Co., Ltd.               2,130  109,387       0.0%
    West Holdings Corp.                     3,200   23,462       0.0%
    Will Group, Inc.                        1,200   14,564       0.0%
    WIN-Partners Co., Ltd.                  1,900   25,446       0.0%
    WirelessGate, Inc.                      1,000   13,092       0.0%
    Wood One Co., Ltd.                      1,900   25,603       0.0%
    World Holdings Co., Ltd.                1,200   43,428       0.0%
    Wowow, Inc.                             1,700   53,404       0.0%
    Xebio Holdings Co., Ltd.                5,000   94,199       0.0%
#   YA-MAN, Ltd.                            3,000   65,260       0.0%
    YAC Holdings Co., Ltd.                  1,700   16,282       0.0%
    Yachiyo Industry Co., Ltd.                900   10,899       0.0%
    Yagi & Co., Ltd.                          800   16,654       0.0%
    Yahagi Construction Co., Ltd.           5,100   38,829       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                           SHARES VALUE++  OF NET ASSETS**
                                           ------ -------- ---------------
JAPAN -- (Continued)
#   Yahoo Japan Corp.                      22,600 $ 92,879       0.0%
    Yaizu Suisankagaku Industry Co., Ltd.   1,700   19,603       0.0%
    Yakult Honsha Co., Ltd.                 1,500  106,862       0.0%
    Yakuodo Co., Ltd.                       1,500   51,929       0.0%
    YAMABIKO Corp.                          5,400   77,132       0.0%
#   Yamada Denki Co., Ltd.                 42,300  221,249       0.0%
#   Yamagata Bank, Ltd. (The)               5,199  114,687       0.0%
    Yamaguchi Financial Group, Inc.        23,000  287,305       0.1%
#   Yamaichi Electronics Co., Ltd.          4,300   77,008       0.0%
    Yamanashi Chuo Bank, Ltd. (The)        28,000  123,706       0.0%
    Yamatane Corp.                          1,400   24,972       0.0%
    Yamato Corp.                            2,700   18,341       0.0%
    Yamato Holdings Co., Ltd.              16,700  429,362       0.1%
    Yamato International, Inc.              3,200   17,769       0.0%
    Yamato Kogyo Co., Ltd.                  7,600  224,038       0.0%
    Yamaura Corp.                           2,200   18,049       0.0%
    Yamazaki Baking Co., Ltd.              25,900  567,141       0.1%
    Yamazawa Co., Ltd.                        900   14,687       0.0%
    Yamazen Corp.                           9,100   91,976       0.0%
    Yaoko Co., Ltd.                         3,700  205,204       0.0%
    Yashima Denki Co., Ltd.                 1,600   13,607       0.0%
#   Yaskawa Electric Corp.                 13,900  564,305       0.1%
    Yasuda Logistics Corp.                  3,400   30,956       0.0%
#   Yasunaga Corp.                          1,100   23,550       0.0%
    Yellow Hat, Ltd.                        2,800   83,048       0.0%
    Yodogawa Steel Works, Ltd.              3,800  108,434       0.0%
    Yokogawa Bridge Holdings Corp.          6,500  141,548       0.0%
    Yokogawa Electric Corp.                16,600  365,527       0.1%
    Yokohama Reito Co., Ltd.                6,900   69,930       0.0%
    Yokohama Rubber Co., Ltd. (The)        21,900  515,659       0.1%
#   Yokowo Co., Ltd.                        2,200   46,229       0.0%
#   Yondenko Corp.                            400    9,737       0.0%
#   Yondoshi Holdings, Inc.                 2,900   71,423       0.0%
    Yorozu Corp.                            4,200   72,319       0.0%
    Yoshinoya Holdings Co., Ltd.            3,800   70,544       0.0%
#   Yotai Refractories Co., Ltd.            4,900   34,045       0.0%
    Yuasa Trading Co., Ltd.                 2,300   73,515       0.0%
    Yuken Kogyo Co., Ltd.                     700   19,274       0.0%
#   Yume No Machi Souzou Iinkai Co., Ltd.   1,900   32,894       0.0%
    Yumeshin Holdings Co., Ltd.             2,600   28,029       0.0%
    Yurtec Corp.                            8,000   69,934       0.0%
    Yushiro Chemical Industry Co., Ltd.     2,000   33,119       0.0%
    Yutaka Giken Co., Ltd.                    200    5,303       0.0%
    Zaoh Co., Ltd.                            800   12,451       0.0%
    Zenitaka Corp. (The)                      600   29,821       0.0%
    Zenkoku Hosho Co., Ltd.                 2,900  119,676       0.0%
    Zenrin Co., Ltd.                        5,100  102,614       0.0%
    Zensho Holdings Co., Ltd.               9,400  218,775       0.0%
    Zeon Corp.                             30,300  391,303       0.1%
    ZERIA Pharmaceutical Co., Ltd.          3,600   73,842       0.0%
*   ZIGExN Co., Ltd.                        3,400   27,154       0.0%
#   Zojirushi Corp.                         4,000   53,588       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES    VALUE++    OF NET ASSETS**
                                         ------- ------------ ---------------
JAPAN -- (Continued)
    Zuiko Corp.                              700 $     24,114       0.0%
    Zuken, Inc.                            1,400       19,392       0.0%
                                                 ------------      ----
TOTAL JAPAN                                       247,701,388      25.0%
                                                 ------------      ----
NETHERLANDS -- (2.6%)
    Aalberts Industries NV                20,422    1,005,516       0.1%
    ABN AMRO Group NV                     37,907    1,175,543       0.1%
    Accell Group                           3,291       76,940       0.0%
    Aegon NV(5927375)                    120,015      879,564       0.1%
    Aegon NV(007924103)                   10,500       76,230       0.0%
    Akzo Nobel NV                         20,406    1,847,933       0.2%
#*  Altice NV Class A                      8,629       82,588       0.0%
*   Altice NV Class B                      3,103       29,610       0.0%
    AMG Advanced Metallurgical Group NV    5,605      261,899       0.0%
    Amsterdam Commodities NV               4,113      109,802       0.0%
    APERAM SA                              6,715      327,184       0.0%
#   Arcadis NV                            10,879      213,938       0.0%
*   ArcelorMittal(BYPBS67)                25,949      879,518       0.1%
*   ArcelorMittal(BD4H9V1)                25,288      855,746       0.1%
#   ASM International NV                   5,750      345,227       0.0%
#   ASML Holding NV(B929F46)                 886      168,680       0.0%
#   ASML Holding NV(B908F01)               7,285    1,372,837       0.2%
    ASR Nederland NV                         663       31,270       0.0%
*   Basic-Fit NV                             483       14,513       0.0%
    BE Semiconductor Industries NV         6,146      424,770       0.1%
#   Beter Bed Holding NV                   3,857       38,747       0.0%
#   BinckBank NV                          11,754       68,400       0.0%
#   Boskalis Westminster                  10,528      311,884       0.0%
    Brunel International NV                2,935       52,685       0.0%
    Coca-Cola European Partners P.L.C.    13,267      523,662       0.1%
    Corbion NV                            12,841      411,110       0.1%
#   Flow Traders                           2,226       86,298       0.0%
    ForFarmers NV                          4,647       65,191       0.0%
#*  Fugro NV                              15,400      243,539       0.0%
    GrandVision NV                         2,117       52,048       0.0%
*   Heijmans NV                            5,499       65,311       0.0%
    Hunter Douglas NV                        838       63,921       0.0%
    IMCD NV                                3,147      193,645       0.0%
    ING Groep NV                         133,618    2,251,531       0.2%
    ING Groep NV Sponsored ADR               924       15,514       0.0%
    Intertrust NV                          3,208       63,907       0.0%
    KAS Bank NV                            3,123       37,636       0.0%
    Kendrion NV                            3,066      123,745       0.0%
    Koninklijke Ahold Delhaize NV         97,159    2,343,903       0.2%
#   Koninklijke BAM Groep NV              20,355       96,949       0.0%
    Koninklijke DSM NV                    10,502    1,085,411       0.1%
    Koninklijke KPN NV                   243,597      758,131       0.1%
#   Koninklijke Vopak NV                  13,533      667,382       0.1%
    Nederland Apparatenfabriek             1,017       61,855       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                               ------- ----------- ---------------
NETHERLANDS -- (Continued)
    NN Group NV                                 20,663 $   990,268       0.1%
#*  OCI NV                                      12,948     307,275       0.0%
    Ordina NV                                   19,332      43,669       0.0%
    Philips Lighting NV                         15,483     470,867       0.1%
#   Randstad NV                                 21,732   1,398,743       0.2%
    RELX NV                                     22,194     472,224       0.1%
    RELX NV Sponsored ADR                        1,443      30,685       0.0%
    SBM Offshore NV                             27,395     459,667       0.1%
    SIF Holding NV                               1,469      33,153       0.0%
    Sligro Food Group NV                         4,062     210,402       0.0%
    TKH Group NV                                 7,180     453,874       0.1%
*   TomTom NV                                   12,832     126,620       0.0%
    Unilever NV(B12T3J1)                         5,302     303,956       0.0%
#   Unilever NV(2416542)                        22,790   1,301,765       0.1%
    Van Lanschot Kempen NV                       2,269      70,090       0.0%
    Wessanen                                     9,182     185,254       0.0%
    Wolters Kluwer NV                           19,213   1,039,611       0.1%
                                                       -----------       ---
TOTAL NETHERLANDS                                       27,759,836       2.8%
                                                       -----------       ---
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.                           56,401     479,329       0.1%
    Abano Healthcare Group, Ltd.                 2,918      17,375       0.0%
    Air New Zealand, Ltd.                      120,739     277,043       0.1%
    Arvida Group, Ltd.                          18,686      15,760       0.0%
    Auckland International Airport, Ltd.        60,022     268,579       0.1%
#   CBL Corp., Ltd.                              9,923      22,132       0.0%
    Chorus, Ltd.                                73,633     208,913       0.0%
#   Comvita, Ltd.                                2,440      12,044       0.0%
    Contact Energy, Ltd.                        48,151     181,714       0.0%
    EBOS Group, Ltd.                             9,936     124,134       0.0%
#*  Eroad, Ltd.                                  3,923       9,899       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.      30,399     271,878       0.1%
    Fletcher Building, Ltd.                     55,169     244,345       0.0%
    Fonterra Co-operative Group, Ltd.            7,982      32,139       0.0%
    Freightways, Ltd.                           17,631      92,721       0.0%
    Genesis Energy, Ltd.                        50,375      79,645       0.0%
#   Gentrack Group, Ltd.                         4,661      22,961       0.0%
    Hallenstein Glasson Holdings, Ltd.           9,781      31,407       0.0%
    Heartland Bank, Ltd.                        68,741      86,527       0.0%
    Infratil, Ltd.                              61,251     137,312       0.0%
    Investore Property, Ltd.                    23,836      23,791       0.0%
    Kathmandu Holdings, Ltd.                    28,531      52,563       0.0%
    Mainfreight, Ltd.                           14,016     243,667       0.0%
    Mercury NZ, Ltd.                            14,712      32,923       0.0%
    Meridian Energy, Ltd.                       28,632      59,145       0.0%
    Metlifecare, Ltd.                           30,909     125,513       0.0%
    NEW Zealand King Salmon Investments, Ltd.   12,378      19,941       0.0%
*   New Zealand Oil & Gas, Ltd.                  2,839       1,205       0.0%
    New Zealand Refining Co., Ltd. (The)        33,462      55,304       0.0%
    NZME, Ltd.                                  18,597      10,914       0.0%
    NZX, Ltd.                                   41,030      31,152       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------- ---------- ---------------
NEW ZEALAND -- (Continued)
    PGG Wrightson, Ltd.                   27,698 $   11,867       0.0%
#   Port of Tauranga, Ltd.                31,265    107,310       0.0%
    Restaurant Brands New Zealand, Ltd.   17,025     85,862       0.0%
    Ryman Healthcare, Ltd.                22,783    169,573       0.0%
    Scales Corp., Ltd.                    10,884     33,879       0.0%
    Skellerup Holdings, Ltd.              28,994     36,437       0.0%
    SKY Network Television, Ltd.          47,578     76,045       0.0%
    Spark New Zealand, Ltd.              100,877    244,973       0.0%
    Steel & Tube Holdings, Ltd.            7,891     11,090       0.0%
    Summerset Group Holdings, Ltd.        41,878    202,735       0.0%
#*  Synlait Milk, Ltd.                     3,391     23,802       0.0%
    Tegel Group Holdings, Ltd.            15,601     12,490       0.0%
    Tilt Renewables, Ltd.                  3,203      4,343       0.0%
#   Tourism Holdings, Ltd.                23,039     98,357       0.0%
*   Tower, Ltd.                           17,032      9,447       0.0%
    Trade Me Group, Ltd.                  43,205    140,931       0.0%
#   Trustpower, Ltd.                       7,314     29,160       0.0%
    Vector, Ltd.                          12,512     28,172       0.0%
    Vista Group International, Ltd.       12,295     25,942       0.0%
    Warehouse Group, Ltd. (The)            9,073     12,877       0.0%
    Z Energy, Ltd.                        49,026    249,536       0.1%
                                                 ----------       ---
TOTAL NEW ZEALAND                                 4,886,803       0.5%
                                                 ----------       ---
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA        74,337     58,566       0.0%
#   AF Gruppen ASA                         1,444     23,377       0.0%
*   Akastor ASA                           25,280     50,179       0.0%
    Aker ASA Class A                       3,296    205,998       0.0%
    Aker BP ASA                           11,645    381,951       0.1%
*   Aker Solutions ASA                    24,198    163,808       0.0%
    American Shipping Co. ASA             14,670     50,168       0.0%
    Atea ASA                              14,476    214,870       0.0%
    Austevoll Seafood ASA                 19,665    236,673       0.0%
#*  Avance Gas Holding, Ltd.              10,487     26,412       0.0%
#*  Axactor AB                            78,581     27,596       0.0%
#   Bakkafrost P/F                         5,643    323,779       0.1%
    Bonheur ASA                            4,051     48,307       0.0%
    Borregaard ASA                        15,336    162,586       0.0%
#*  BW LPG, Ltd.                          13,368     46,386       0.0%
*   BW Offshore, Ltd.                     19,978    108,827       0.0%
    DNB ASA                               33,912    634,200       0.1%
#*  DNO ASA                              145,187    268,855       0.0%
#*  DOF ASA                              151,692     16,714       0.0%
    Ekornes ASA                            3,969     55,203       0.0%
    Entra ASA                              7,186     98,552       0.0%
#*  Fred Olsen Energy ASA                  4,932      7,461       0.0%
#   Frontline, Ltd.                       10,421     44,885       0.0%
    Gjensidige Forsikring ASA              7,694    121,783       0.0%
    Grieg Seafood ASA                     11,520    123,476       0.0%
    Hexagon Composites ASA                12,297     32,111       0.0%
    Hoegh LNG Holdings, Ltd.               2,182     12,677       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
NORWAY -- (Continued)
*   Kongsberg Automotive ASA                 69,568 $    81,334       0.0%
*   Kvaerner ASA                             31,962      67,259       0.0%
    Leroy Seafood Group ASA                  35,540     260,697       0.0%
    Marine Harvest ASA                       20,357     443,131       0.1%
#*  NEL ASA                                  62,309      21,457       0.0%
*   Nordic Semiconductor ASA                  8,150      51,274       0.0%
    Norsk Hydro ASA                          55,466     346,438       0.1%
    Norway Royal Salmon ASA                   2,790      65,951       0.0%
#*  Norwegian Air Shuttle ASA                 4,295     163,002       0.0%
*   Norwegian Finans Holding ASA              7,499      91,123       0.0%
    Norwegian Property ASA                   12,146      15,242       0.0%
    Ocean Yield ASA                          11,494      98,847       0.0%
*   Odfjell Drilling, Ltd.                   14,111      62,686       0.0%
    Odfjell SE Class A                        3,280      12,529       0.0%
    Olav Thon Eiendomsselskap ASA             1,732      31,421       0.0%
    Orkla ASA                                10,762      99,604       0.0%
#*  Otello Corp. ASA                         18,354      46,838       0.0%
*   Petroleum Geo-Services ASA               53,508     230,307       0.0%
#*  Prosafe SE                                5,041       8,137       0.0%
    Protector Forsikring ASA                 12,346     115,493       0.0%
*   REC Silicon ASA                         457,056      77,479       0.0%
    Salmar ASA                                4,507     210,032       0.0%
    Sbanken ASA                               2,521      22,759       0.0%
#   Scatec Solar ASA                         18,125     112,448       0.0%
    Schibsted ASA Class A                     2,182      63,622       0.0%
    Schibsted ASA Class B                     2,783      74,875       0.0%
    Selvaag Bolig ASA                         5,149      26,152       0.0%
*   Solstad Farstad ASA                         578         446       0.0%
    SpareBank 1 SR-Bank ASA                  21,122     208,895       0.0%
    Statoil ASA                              60,244   1,540,602       0.2%
#   Statoil ASA Sponsored ADR                 3,101      79,386       0.0%
    Stolt-Nielsen, Ltd.                       5,455      77,090       0.0%
    Storebrand ASA                           42,830     366,036       0.1%
#   Subsea 7 SA                              31,080     434,241       0.1%
#   Telenor ASA                              11,977     265,098       0.0%
    TGS NOPEC Geophysical Co. ASA            15,580     491,298       0.1%
    Tomra Systems ASA                         9,964     184,843       0.0%
#   Treasure ASA                             11,954      25,676       0.0%
#   Veidekke ASA                             12,012     145,896       0.0%
    XXL ASA                                   7,060      61,331       0.0%
    Yara International ASA                    6,398     269,858       0.1%
                                                    -----------       ---
TOTAL NORWAY                                         10,596,233       1.1%
                                                    -----------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                            17,850     129,052       0.0%
*   Banco Comercial Portugues SA Class R  1,780,475     596,021       0.1%
    CTT-Correios de Portugal SA              26,952      99,388       0.0%
#   EDP - Energias de Portugal SA            67,830     251,647       0.0%
    EDP Renovaveis SA                        24,433     234,629       0.0%
    Galp Energia SGPS SA                     36,078     692,447       0.1%
    Jeronimo Martins SGPS SA                 17,295     303,302       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                               --------- ---------- ---------------
PORTUGAL -- (Continued)
    Mota-Engil SGPS SA                            17,035 $   73,804       0.0%
    Navigator Co. SA (The)                        22,034    128,566       0.0%
    NOS SGPS SA                                   59,841    355,701       0.1%
    REN - Redes Energeticas Nacionais SGPS SA     29,232     92,200       0.0%
    Semapa-Sociedade de Investimento e Gestao      5,025    112,365       0.0%
    Sonae Capital SGPS SA                         22,088     26,992       0.0%
    Sonae SGPS SA                                132,767    180,544       0.0%
    Teixeira Duarte SA                            12,108      4,048       0.0%
                                                         ----------       ---
TOTAL PORTUGAL                                            3,280,706       0.3%
                                                         ----------       ---
SINGAPORE -- (1.2%)
    Accordia Golf Trust                          144,700     67,042       0.0%
    Amara Holdings, Ltd.                          40,200     15,594       0.0%
    Ascendas India Trust                          72,000     56,390       0.0%
*   Banyan Tree Holdings, Ltd.                    45,200     20,031       0.0%
    Best World International, Ltd.                34,000     38,164       0.0%
    Boustead Projects, Ltd.                        2,700      1,607       0.0%
    Boustead Singapore, Ltd.                      59,700     36,283       0.0%
    Breadtalk Group, Ltd.                         12,000     17,762       0.0%
#   Bukit Sembawang Estates, Ltd.                 25,900    120,694       0.0%
    CapitaLand, Ltd.                             168,000    473,734       0.1%
    Centurion Corp., Ltd.                         37,000     13,087       0.0%
    China Aviation Oil Singapore Corp., Ltd.      40,000     48,705       0.0%
    China Sunsine Chemical Holdings, Ltd.         43,300     48,629       0.0%
    Chip Eng Seng Corp., Ltd.                    110,800     83,175       0.0%
    Chuan Hup Holdings, Ltd.                      63,400     14,331       0.0%
    CITIC Envirotech, Ltd.                       114,600     61,619       0.0%
    City Developments, Ltd.                       32,000    304,093       0.1%
    ComfortDelGro Corp., Ltd.                    206,400    348,359       0.1%
    CSE Global, Ltd.                              81,300     25,333       0.0%
    Dairy Farm International Holdings, Ltd.       11,000     92,374       0.0%
    DBS Group Holdings, Ltd.                      34,677    800,071       0.1%
    Del Monte Pacific, Ltd.                       53,748      7,955       0.0%
    Delfi, Ltd.                                   26,800     29,122       0.0%
*   Delong Holdings, Ltd.                          3,700     11,522       0.0%
    Duty Free International, Ltd.                 58,700      9,463       0.0%
*   Dyna-Mac Holdings, Ltd.                       42,000      4,078       0.0%
    Elec & Eltek International Co., Ltd.           6,400     10,333       0.0%
*   Ezion Holdings, Ltd.                         259,152     23,225       0.0%
#*  Ezra Holdings, Ltd.                          190,010      2,886       0.0%
    Far East Orchard, Ltd.                        20,100     22,389       0.0%
    First Resources, Ltd.                         68,800     87,484       0.0%
    Food Empire Holdings, Ltd.                    42,400     20,718       0.0%
*   Fragrance Group, Ltd.                         64,000      7,233       0.0%
    Frasers Property, Ltd.                        65,100     99,413       0.0%
    Frencken Group, Ltd.                          61,500     25,512       0.0%
    Fu Yu Corp., Ltd.                            102,100     14,721       0.0%
*   Gallant Venture, Ltd.                         52,000      5,116       0.0%
    Geo Energy Resources, Ltd.                   113,700     18,712       0.0%
    GL, Ltd.                                      65,800     40,133       0.0%
    Golden Agri-Resources, Ltd.                1,138,100    295,094       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                      SHARES   VALUE++   OF NET ASSETS**
                                                      ------- ---------- ---------------
SINGAPORE -- (Continued)
    Golden Energy & Resources, Ltd.                    34,500 $    9,470       0.0%
    Great Eastern Holdings, Ltd.                        2,400     56,135       0.0%
    GuocoLand, Ltd.                                    55,700     90,786       0.0%
    Halcyon Agri Corp., Ltd.                           43,213     18,344       0.0%
    Hanwell Holdings, Ltd.                             88,400     15,198       0.0%
    Haw Par Corp., Ltd.                                10,300    108,047       0.0%
    Hi-P International, Ltd.                           51,800     63,931       0.0%
    Ho Bee Land, Ltd.                                  31,900     61,889       0.0%
    Hong Fok Corp., Ltd.                               47,700     28,679       0.0%
    Hong Leong Asia, Ltd.                              29,800     21,392       0.0%
    Hong Leong Finance, Ltd.                           19,500     41,283       0.0%
    Hongkong Land Holdings, Ltd.                       17,800    128,645       0.0%
    Hutchison Port Holdings Trust                     914,900    305,029       0.1%
    Hyflux, Ltd.                                       78,700     14,787       0.0%
    Indofood Agri Resources, Ltd.                     119,900     28,883       0.0%
    Japfa, Ltd.                                       166,300     59,812       0.0%
    Jardine Cycle & Carriage, Ltd.                      5,166    132,915       0.0%
    k1 Ventures, Ltd.                                  16,400      1,212       0.0%
    Keppel Corp., Ltd.                                 87,500    536,652       0.1%
    Keppel Infrastructure Trust                       258,425    104,973       0.0%
    Keppel Telecommunications & Transportation, Ltd.   22,700     25,915       0.0%
    KSH Holdings, Ltd.                                 38,300     18,828       0.0%
    Lian Beng Group, Ltd.                              48,000     22,443       0.0%
    Lum Chang Holdings, Ltd.                           70,700     18,915       0.0%
    M1, Ltd.                                           33,700     45,900       0.0%
    Mandarin Oriental International, Ltd.              11,800     28,209       0.0%
    Metro Holdings, Ltd.                               77,400     68,142       0.0%
#*  Midas Holdings, Ltd.                              218,800     31,681       0.0%
*   Nam Cheong, Ltd.                                  118,000        667       0.0%
    OUE, Ltd.                                          50,000     68,031       0.0%
    Oversea-Chinese Banking Corp., Ltd.               112,360  1,160,519       0.1%
    Oxley Holdings, Ltd.                              116,028     42,190       0.0%
*   Pacc Offshore Services Holdings, Ltd.              43,100     10,502       0.0%
    Pan-United Corp., Ltd.                             47,875     13,898       0.0%
*   Penguin International, Ltd.                        28,666      7,817       0.0%
    Perennial Real Estate Holdings, Ltd.               18,700     12,294       0.0%
    Q&M Dental Group Singapore, Ltd.                   44,700     20,324       0.0%
    QAF, Ltd.                                          44,382     34,706       0.0%
*   Raffles Education Corp., Ltd.                     133,900     18,526       0.0%
    RHT Health Trust                                  103,300     62,323       0.0%
    Riverstone Holdings, Ltd.                          21,800     17,230       0.0%
    Roxy-Pacific Holdings, Ltd.                        54,450     21,969       0.0%
    SATS, Ltd.                                         47,000    195,303       0.0%
    SBS Transit, Ltd.                                   6,200     12,108       0.0%
    SembCorp Industries, Ltd.                         220,400    507,674       0.1%
    SembCorp Marine, Ltd.                              25,300     40,451       0.0%
    Sheng Siong Group, Ltd.                            39,000     29,943       0.0%
    SIA Engineering Co., Ltd.                           4,600     11,256       0.0%
    SIIC Environment Holdings, Ltd.                   135,500     44,370       0.0%
    Sinarmas Land, Ltd.                               175,900     48,193       0.0%
    Sing Holdings, Ltd.                                67,700     22,617       0.0%
    Singapore Airlines, Ltd.                           72,700    593,186       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                    ------- ----------- ---------------
SINGAPORE -- (Continued)
    Singapore Exchange, Ltd.                         28,200 $   163,532       0.0%
    Singapore Post, Ltd.                            261,900     263,711       0.0%
    Singapore Press Holdings, Ltd.                  175,000     357,601       0.1%
    Singapore Telecommunications, Ltd.(B02PY00)      25,600      68,077       0.0%
    Singapore Telecommunications, Ltd.(B02PY22)     103,300     273,238       0.0%
#*  Sino Grandness Food Industry Group, Ltd.         66,909       9,968       0.0%
    Stamford Land Corp., Ltd.                        92,500      34,150       0.0%
#   StarHub, Ltd.                                    74,700     127,432       0.0%
    Straits Trading Co., Ltd.                        19,800      32,820       0.0%
    Sunningdale Tech, Ltd.                           26,600      25,781       0.0%
*   Swiber Holdings, Ltd.                            23,999         369       0.0%
*   Tat Hong Holdings, Ltd.                          50,600      20,721       0.0%
*   Thomson Medical Group, Ltd.                     277,600      19,531       0.0%
    Tuan Sing Holdings, Ltd.                        103,000      33,214       0.0%
    UMS Holdings, Ltd.                               71,875      57,633       0.0%
    United Engineers, Ltd.                           84,500     173,235       0.0%
    United Industrial Corp., Ltd.                    28,100      69,039       0.0%
    United Overseas Bank, Ltd.                       45,170   1,022,839       0.1%
    UOB-Kay Hian Holdings, Ltd.                      47,000      47,752       0.0%
    UOL Group, Ltd.                                  50,651     334,531       0.1%
    Valuetronics Holdings, Ltd.                      42,350      24,836       0.0%
    Venture Corp., Ltd.                              46,200     722,617       0.1%
    Vibrant Group, Ltd.                              68,346      17,498       0.0%
    Wee Hur Holdings, Ltd.                           81,000      13,994       0.0%
    Wheelock Properties Singapore, Ltd.              50,500      69,065       0.0%
    Wing Tai Holdings, Ltd.                          69,400     106,333       0.0%
*   Xinghua Port Holdings, Ltd.                      47,875       7,564       0.0%
*   Yongnam Holdings, Ltd.                           39,750       9,206       0.0%
                                                            -----------       ---
TOTAL SINGAPORE                                              12,612,665       1.3%
                                                            -----------       ---
SPAIN -- (2.6%)
    Abertis Infraestructuras SA                      24,855     547,975       0.1%
#   Acciona SA                                        6,125     512,334       0.1%
    Acerinox SA                                      29,581     415,422       0.1%
    ACS Actividades de Construccion y Servicios SA   21,181     892,656       0.1%
*   Adveo Group International SA                         65         168       0.0%
    Aena SME SA                                       1,756     361,962       0.1%
    Almirall SA                                       5,085      63,207       0.0%
    Amadeus IT Group SA                              15,953   1,163,927       0.1%
#*  Amper SA                                        166,633      47,480       0.0%
    Applus Services SA                               21,002     283,793       0.0%
    Atresmedia Corp. de Medios de Comunicacion SA     9,147      85,671       0.0%
    Azkoyen SA                                        1,900      18,554       0.0%
    Banco de Sabadell SA                            597,147   1,168,549       0.1%
#   Banco Santander SA                              692,429   4,473,729       0.5%
    Bankia SA                                        84,267     369,728       0.1%
    Bankinter SA                                     18,775     196,220       0.0%
    Bolsas y Mercados Espanoles SHMSF SA              9,604     336,606       0.0%
    CaixaBank SA                                    247,994   1,205,965       0.1%
    Cellnex Telecom SA                               20,885     560,120       0.1%
    Cie Automotive SA                                 7,701     287,878       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES   VALUE++   OF NET ASSETS**
                                                    ------- ---------- ---------------
SPAIN -- (Continued)
    Construcciones y Auxiliar de Ferrocarriles SA     1,770 $   84,883       0.0%
*   Deoleo SA                                       100,226     21,507       0.0%
    Distribuidora Internacional de Alimentacion SA   79,159    366,839       0.1%
*   Duro Felguera SA                                  4,050      1,293       0.0%
    Ebro Foods SA                                     7,228    174,313       0.0%
*   eDreams ODIGEO SA                                 6,440     29,440       0.0%
    Elecnor SA                                        6,760    106,010       0.0%
    Enagas SA                                        43,120  1,253,324       0.1%
    Ence Energia y Celulosa SA                       31,064    239,656       0.0%
    Endesa SA                                        15,245    355,516       0.1%
    Ercros SA                                        20,301    103,632       0.0%
    Euskaltel SA                                     13,903    128,911       0.0%
    Faes Farma SA                                    27,269    110,714       0.0%
#   Ferrovial SA                                     18,302    390,915       0.1%
    Fluidra SA                                        5,883     85,137       0.0%
    Gas Natural SDG SA                               28,690    723,207       0.1%
*   Global Dominion Access SA                         3,441     20,037       0.0%
    Grupo Catalana Occidente SA                       2,895    127,472       0.0%
#*  Grupo Empresarial San Jose SA                     5,655     26,119       0.0%
#*  Grupo Ezentis SA                                 25,403     22,373       0.0%
    Iberdrola SA                                    268,308  2,072,929       0.2%
    Iberpapel Gestion SA                                452     18,095       0.0%
*   Indra Sistemas SA                                15,238    210,573       0.0%
#   Industria de Diseno Textil SA                    13,831    428,736       0.1%
    Laboratorios Farmaceuticos Rovi SA                   13        264       0.0%
*   Liberbank SA                                    159,766     91,384       0.0%
    Mapfre SA                                       200,669    696,117       0.1%
#   Mediaset Espana Comunicacion SA                  23,265    222,650       0.0%
    Melia Hotels International SA                     9,516    141,487       0.0%
    NH Hotel Group SA                                16,939    130,606       0.0%
#*  Obrascon Huarte Lain SA                          27,745    129,366       0.0%
    Papeles y Cartones de Europa SA                   9,091    175,911       0.0%
*   Pharma Mar SA                                     7,549     14,732       0.0%
#*  Promotora de Informaciones SA Class A            50,088    117,332       0.0%
    Prosegur Cia de Seguridad SA                     43,150    326,179       0.0%
#*  Quabit Inmobiliaria SA                            8,335     19,412       0.0%
*   Realia Business SA                               37,641     49,900       0.0%
    Red Electrica Corp. SA                           28,697    597,770       0.1%
    Repsol SA                                       112,444  2,145,745       0.2%
#   Sacyr SA                                         69,149    198,372       0.0%
    Saeta Yield SA                                    6,421     95,475       0.0%
    Siemens Gamesa Renewable Energy SA                7,205    123,382       0.0%
#*  Solaria Energia y Medio Ambiente SA               7,125     29,512       0.0%
    Talgo SA                                         16,386    100,114       0.0%
#   Tecnicas Reunidas SA                              4,356    140,404       0.0%
    Telefonica SA                                   123,651  1,260,062       0.1%
    Telefonica SA Sponsored ADR                       2,163     21,954       0.0%
*   Telepizza Group SA                                1,963     13,139       0.0%
*   Tubacex SA                                        6,641     28,338       0.0%
#*  Tubos Reunidos SA                                 7,475      3,639       0.0%
    Vidrala SA                                        3,219    337,619       0.0%
    Viscofan SA                                       5,278    349,777       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------ ----------- ---------------
SPAIN -- (Continued)
*   Vocento SA                           7,738 $    12,853       0.0%
    Zardoya Otis SA                     22,904     233,767       0.0%
                                               -----------       ---
TOTAL SPAIN                                     27,900,837       2.8%
                                               -----------       ---
SWEDEN -- (2.3%)
    AAK AB                               3,627     320,080       0.1%
    Acando AB                           15,009      50,560       0.0%
    AddLife AB                           1,213      25,374       0.0%
    AddNode Group AB                     3,493      32,956       0.0%
    AddTech AB Class B                   6,917     143,639       0.0%
    AF AB Class B                        9,094     189,205       0.0%
    Alfa Laval AB                       11,692     289,244       0.1%
#   Alimak Group AB                      1,568      23,188       0.0%
*   Arjo AB Class B                     18,403      54,520       0.0%
    Assa Abloy AB Class B               17,605     368,946       0.1%
    Atrium Ljungberg AB Class B          5,526      87,395       0.0%
    Attendo AB                           8,920      90,586       0.0%
#   Avanza Bank Holding AB               2,837     133,361       0.0%
    Axfood AB                            6,708     124,624       0.0%
*   BE Group AB                          2,614      15,650       0.0%
    Beijer Alma AB                       3,709     106,496       0.0%
    Beijer Ref AB                        3,999      61,455       0.0%
    Bergman & Beving AB                  3,686      38,306       0.0%
    Bilia AB Class A                    24,864     204,994       0.0%
    BillerudKorsnas AB                  23,937     351,721       0.1%
    BioGaia AB Class B                   1,788      85,855       0.0%
    Bjorn Borg AB                        2,898       8,431       0.0%
#   Boliden AB                          30,871   1,069,669       0.1%
    Bonava AB                              969      11,609       0.0%
#   Bonava AB Class B                   10,872     131,977       0.0%
    Bravida Holding AB                   7,166      51,321       0.0%
#   Bufab AB                             3,770      50,856       0.0%
    Bulten AB                            2,966      37,545       0.0%
    Bure Equity AB                       9,347     100,217       0.0%
#   Byggmax Group AB                    14,220      75,483       0.0%
    Castellum AB                        16,732     270,467       0.0%
    Catena AB                            1,907      37,575       0.0%
    Cavotec SA                           6,898      19,344       0.0%
    Clas Ohlson AB Class B               6,895      75,420       0.0%
    Cloetta AB Class B                  24,602      88,048       0.0%
*   Collector AB                         2,194      15,883       0.0%
    Com Hem Holding AB                  30,063     520,674       0.1%
    Concentric AB                        9,782     159,710       0.0%
    Coor Service Management Holding AB   4,123      28,556       0.0%
    Dios Fastigheter AB                 11,486      72,871       0.0%
#   Dometic Group AB                    16,078     153,883       0.0%
*   Doro AB                              2,536      12,682       0.0%
    Duni AB                              5,891      79,977       0.0%
    Dustin Group AB                      8,260      69,113       0.0%
    Eastnine AB                          4,136      44,750       0.0%
#   Elanders AB Class B                  1,369      11,474       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          PERCENTAGE
                                        SHARES VALUE++  OF NET ASSETS**
                                        ------ -------- ---------------
SWEDEN -- (Continued)
    Electrolux AB Series B              12,976 $341,485       0.1%
#   Elekta AB Class B                   17,950  203,514       0.0%
*   Eltel AB                            14,557   42,028       0.0%
    Enea AB                              2,198   20,761       0.0%
    Essity AB Class A                    1,061   26,863       0.0%
    Essity AB Class B                   19,265  488,660       0.1%
    Fabege AB                           16,364  188,414       0.0%
#   Fagerhult AB                         2,325   23,724       0.0%
*   Fastighets AB Balder Class B         6,357  163,769       0.0%
    FastPartner AB                         725   12,584       0.0%
    Fenix Outdoor International AG         365   44,050       0.0%
*   Fingerprint Cards AB Class B        19,879   17,176       0.0%
#   Getinge AB Class B                  24,370  227,056       0.0%
    Granges AB                          14,750  206,333       0.0%
    Gunnebo AB                           5,913   20,408       0.0%
*   Haldex AB                            5,611   60,263       0.0%
    Hemfosa Fastigheter AB              16,385  202,963       0.0%
#   Hennes & Mauritz AB Class B         14,140  242,987       0.0%
    Hexagon AB Class B                   6,501  375,360       0.1%
#   Hexpol AB                           21,350  220,932       0.0%
    HIQ International AB                 9,640   78,016       0.0%
#   Hoist Finance AB                     4,627   40,895       0.0%
    Holmen AB                           11,990  295,640       0.1%
#   Hufvudstaden AB Class A              7,380  108,308       0.0%
    Husqvarna AB Class A                 3,743   36,075       0.0%
    Husqvarna AB Class B                40,781  392,227       0.1%
#   ICA Gruppen AB                       5,194  161,276       0.0%
    Indutrade AB                        10,578  249,470       0.0%
#   Intrum Justitia AB                   8,915  236,576       0.0%
    Inwido AB                            8,145   70,901       0.0%
#   ITAB Shop Concept AB Class B         2,085    9,385       0.0%
    JM AB                                9,597  189,870       0.0%
    KappAhl AB                          10,381   30,089       0.0%
#   Karo Pharma AB                      10,199   37,632       0.0%
    Klovern AB Class B                  82,017  102,343       0.0%
    KNOW IT AB                           4,206   85,646       0.0%
    Kungsleden AB                       18,823  133,487       0.0%
    Lagercrantz Group AB Class B         8,787   82,516       0.0%
    Lifco AB Class B                     2,024   73,500       0.0%
    Lindab International AB             11,046   85,256       0.0%
    Loomis AB Class B                   17,915  652,407       0.1%
*   Lundin Petroleum AB                  5,054  139,323       0.0%
#*  Medivir AB Class B                   2,235   10,162       0.0%
#   Mekonomen AB                         3,298   50,410       0.0%
    Millicom International Cellular SA   6,814  451,350       0.1%
    Modern Times Group MTG AB Class B    8,916  350,424       0.1%
*   Momentum Group AB Class B            4,954   55,655       0.0%
#   MQ Holding AB                        4,787    8,285       0.0%
#   Mycronic AB                          9,725  111,658       0.0%
    NCC AB Class B                      17,310  318,848       0.1%
#*  Net Insight AB Class B              19,401    9,311       0.0%
    New Wave Group AB Class B            9,925   58,924       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
SWEDEN -- (Continued)
    Nibe Industrier AB Class B                 23,396 $  238,381       0.0%
    Nobia AB                                   24,001    188,809       0.0%
    Nobina AB                                  20,671    135,655       0.0%
    Nolato AB Class B                           3,468    260,412       0.0%
    Nordea Bank AB                            101,527  1,032,596       0.1%
    NP3 Fastigheter AB                          2,431     17,165       0.0%
    OEM International AB Class B                  697     14,697       0.0%
    Opus Group AB                              38,441     30,966       0.0%
    Pandox AB                                   9,896    166,556       0.0%
#   Peab AB                                    26,139    231,418       0.0%
    Platzer Fastigheter Holding AB Class B      3,964     26,548       0.0%
#   Pricer AB Class B                          19,106     18,333       0.0%
    Proact IT Group AB                          1,487     27,934       0.0%
#   Probi AB                                      221     12,305       0.0%
*   Qliro Group AB                             13,238     16,020       0.0%
#   Ratos AB Class B                           38,101    150,336       0.0%
#*  RaySearch Laboratories AB                   2,357     35,131       0.0%
#   Recipharm AB Class B                        4,521     61,232       0.0%
#   Resurs Holding AB                           4,007     25,816       0.0%
    Rottneros AB                               22,228     24,865       0.0%
    Sagax AB Class B                            4,254     49,778       0.0%
    Sandvik AB                                 38,936    663,875       0.1%
#*  SAS AB                                     23,872     59,575       0.0%
#   Scandi Standard AB                         11,064     75,861       0.0%
    Scandic Hotels Group AB                     4,737     46,626       0.0%
    Sectra AB Class B                           2,309     50,970       0.0%
    Securitas AB Class B                       16,440    265,642       0.0%
    Semcon AB                                   1,792     11,418       0.0%
#*  Sensys Gatso Group AB                      80,848     12,384       0.0%
    Skandinaviska Enskilda Banken AB Class A   53,665    503,809       0.1%
#   Skandinaviska Enskilda Banken AB Class C    1,269     12,796       0.0%
    Skanska AB Class B                         13,923    271,159       0.0%
    SkiStar AB                                  4,604     94,932       0.0%
    SSAB AB Class A(B17H0S8)                   21,509    121,613       0.0%
    SSAB AB Class A(BPRBWK4)                    2,180     12,239       0.0%
    SSAB AB Class B(B17H3F6)                   56,910    257,474       0.0%
    SSAB AB Class B(BPRBWM6)                   12,326     55,480       0.0%
    Svenska Cellulosa AB SCA Class A            2,239     25,164       0.0%
    Svenska Cellulosa AB SCA Class B           65,778    728,469       0.1%
    Svenska Handelsbanken AB Class A           51,759    577,230       0.1%
    Svenska Handelsbanken AB Class B            1,480     17,624       0.0%
    Sweco AB Class B                            7,135    145,319       0.0%
    Swedbank AB Class A                        38,055    826,679       0.1%
*   Swedish Orphan Biovitrum AB                 6,693    143,779       0.0%
    Swedol AB Class B                           7,500     27,228       0.0%
    Systemair AB                                2,749     36,343       0.0%
    Tele2 AB Class B                           31,616    409,804       0.1%
    Telia Co. AB                              230,338  1,134,117       0.1%
    Thule Group AB                             15,822    365,672       0.1%
#   Trelleborg AB Class B                      19,046    445,081       0.1%
#   Troax Group AB                                619     19,095       0.0%
#   Victoria Park AB Class B                   12,734     52,285       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------ ----------- ---------------
SWEDEN -- (Continued)
#   Wallenstam AB Class B                 19,043 $   170,603       0.0%
#   Wihlborgs Fastigheter AB               7,538     174,690       0.0%
                                                 -----------       ---
TOTAL SWEDEN                                      24,420,873       2.5%
                                                 -----------       ---
SWITZERLAND -- (4.1%)
    ABB, Ltd.                             74,739   1,742,582       0.2%
#   ABB, Ltd. Sponsored ADR                6,352     147,811       0.0%
    Adecco Group AG                       16,263   1,077,020       0.1%
    Allreal Holding AG                     2,125     349,370       0.1%
*   Alpiq Holding AG                         542      41,106       0.0%
    ALSO Holding AG                          879     108,303       0.0%
#   ams AG                                 2,344     193,326       0.0%
    APG SGA SA                               147      60,340       0.0%
#*  Arbonia AG                             6,105     108,600       0.0%
#*  Aryzta AG                             16,361     344,823       0.1%
    Ascom Holding AG                       4,608      92,197       0.0%
#   Autoneum Holding AG                      683     178,844       0.0%
    Baloise Holding AG                     5,487     869,716       0.1%
    Bank Cler AG                             825      34,945       0.0%
    Banque Cantonale de Geneve               242      45,411       0.0%
#   Banque Cantonale Vaudoise                393     313,203       0.0%
    Belimo Holding AG                         45     185,811       0.0%
    Bell Food Group AG                       223      87,600       0.0%
    Bellevue Group AG                      1,952      45,932       0.0%
#   Berner Kantonalbank AG                   667     124,793       0.0%
    BFW Liegenschaften AG                    476      20,916       0.0%
    BKW AG                                 1,832     119,403       0.0%
    Bobst Group SA                         2,128     227,033       0.0%
    Bossard Holding AG Class A             1,313     269,070       0.0%
    Bucher Industries AG                   1,070     392,138       0.1%
#   Burckhardt Compression Holding AG        543     176,200       0.0%
    Burkhalter Holding AG                    390      36,662       0.0%
    Calida Holding AG                        679      24,721       0.0%
    Carlo Gavazzi Holding AG                  71      24,187       0.0%
    Cembra Money Bank AG                   3,946     334,476       0.0%
    Cham Group AG                             53      23,542       0.0%
    Cicor Technologies, Ltd.                 460      27,365       0.0%
    Cie Financiere Richemont SA           16,568   1,574,932       0.2%
    Cie Financiere Tradition SA              381      40,516       0.0%
    Clariant AG                           42,605     983,549       0.1%
    Coltene Holding AG                       595      55,387       0.0%
    Conzzeta AG                              237     302,126       0.0%
    Credit Suisse Group AG                43,519     734,001       0.1%
    Credit Suisse Group AG Sponsored ADR  52,048     872,846       0.1%
    Daetwyler Holding AG                     942     179,680       0.0%
    DKSH Holding AG                        4,027     322,967       0.0%
    dormakaba Holding AG                     431     333,383       0.0%
#*  Dufry AG                               5,116     723,596       0.1%
    EFG International AG                  18,433     149,732       0.0%
    Emmi AG                                  416     335,573       0.0%
    EMS-Chemie Holding AG                    318     196,410       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                        SHARES  VALUE++   OF NET ASSETS**
                                        ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Energiedienst Holding AG               346 $    8,982       0.0%
#*  Evolva Holding SA                   22,215      5,874       0.0%
    Feintool International Holding AG      366     41,740       0.0%
    Flughafen Zurich AG                  3,389    707,726       0.1%
    Forbo Holding AG                       207    289,553       0.0%
    GAM Holding AG                      35,709    569,995       0.1%
    Geberit AG                           1,255    535,549       0.1%
    Georg Fischer AG                       965  1,199,550       0.1%
    Givaudan SA                            348    774,665       0.1%
    Gurit Holding AG                        69     58,587       0.0%
    Helvetia Holding AG                  1,419    842,902       0.1%
    Hiag Immobilien Holding AG             197     24,660       0.0%
#   HOCHDORF Holding AG                    188     52,783       0.0%
#   Huber & Suhner AG                    2,188    124,972       0.0%
    Hypothekarbank Lenzburg AG               3     13,561       0.0%
*   Idorsia, Ltd.                        3,078     70,593       0.0%
    Implenia AG                          2,341    178,703       0.0%
    Inficon Holding AG                     262    156,869       0.0%
    Interroll Holding AG                   130    215,371       0.0%
    Intershop Holding AG                   166     82,858       0.0%
    Julius Baer Group, Ltd.             20,051  1,189,993       0.1%
    Jungfraubahn Holding AG                368     60,892       0.0%
    Kardex AG                            1,504    211,314       0.0%
    Komax Holding AG                       511    140,461       0.0%
#   Kudelski SA                          5,386     49,552       0.0%
#   Kuehne + Nagel International AG      1,938    301,739       0.0%
    LafargeHolcim, Ltd.                 15,334    851,827       0.1%
#*  Lastminute.com NV                    1,306     20,089       0.0%
    LEM Holding SA                          57     90,009       0.0%
    Liechtensteinische Landesbank AG     1,560     99,671       0.0%
    Logitech International SA(B1921K0)   9,093    336,623       0.0%
    Logitech International SA(B18ZRK2)   5,413    199,973       0.0%
    Luzerner Kantonalbank AG               511    275,511       0.0%
*   MCH Group AG                           293     15,011       0.0%
#   Meier Tobler Group AG                  721     23,747       0.0%
    Metall Zug AG Class B                   30    100,634       0.0%
    Mikron Holding AG                      546      4,603       0.0%
    Mobilezone Holding AG                3,725     44,068       0.0%
*   Mobimo Holding AG                    1,178    304,262       0.0%
    OC Oerlikon Corp. AG                35,126    567,083       0.1%
#   Orell Fuessli Holding AG                12      1,397       0.0%
    Orior AG                             1,160     95,964       0.0%
    Partners Group Holding AG              732    533,899       0.1%
    Phoenix Mecano AG                       97     65,458       0.0%
    Plazza AG Class A                      139     31,842       0.0%
#   PSP Swiss Property AG                4,652    434,668       0.1%
    Romande Energie Holding SA              13     15,183       0.0%
    Schaffner Holding AG                    96     28,665       0.0%
*   Schmolz + Bickenbach AG             74,992     60,367       0.0%
#   Schweiter Technologies AG              217    246,761       0.0%
    SFS Group AG                         2,770    311,448       0.0%
    SGS SA                                 192    466,300       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                      SHARES    VALUE++   OF NET ASSETS**
                                      ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Sonova Holding AG                   5,307 $   874,560       0.1%
    St Galler Kantonalbank AG             379     203,256       0.0%
    Straumann Holding AG                  771     523,376       0.1%
    Sulzer AG                           2,384     274,276       0.0%
    Sunrise Communications Group AG     7,013     549,717       0.1%
    Swatch Group AG (The)(7184725)      1,990     955,553       0.1%
    Swatch Group AG (The)(7184736)      3,432     305,804       0.0%
    Swiss Life Holding AG               3,355   1,173,642       0.1%
    Swiss Prime Site AG                 5,952     557,666       0.1%
    Swiss Re AG                        11,589   1,104,075       0.1%
#   Swisscom AG                         2,850   1,366,952       0.2%
    Swissquote Group Holding SA         1,917     108,229       0.0%
    Tamedia AG                            410      62,853       0.0%
    Temenos Group AG                    5,716     719,232       0.1%
    Thurgauer Kantonalbank                103      10,754       0.0%
#   u-blox Holding AG                   1,435     262,205       0.0%
*   UBS Group AG(H42097107)            91,602   1,538,914       0.2%
    UBS Group AG(BRJL176)              40,299     676,414       0.1%
    Valiant Holding AG                  2,838     340,779       0.1%
    Valora Holding AG                     579     193,668       0.0%
    VAT Group AG                        1,642     242,164       0.0%
    Vaudoise Assurances Holding SA        186     101,303       0.0%
    Vetropack Holding AG                   39      80,181       0.0%
#   Vifor Pharma AG                     5,459     861,492       0.1%
*   Von Roll Holding AG                 5,887       7,706       0.0%
    Vontobel Holding AG                 5,916     390,145       0.1%
    VP Bank AG                            585      95,642       0.0%
    VZ Holding AG                         244      68,554       0.0%
    Walliser Kantonalbank                  10       1,185       0.0%
    Warteck Invest AG                       7      14,259       0.0%
#   Ypsomed Holding AG                    385      58,413       0.0%
    Zehnder Group AG                    1,838      77,055       0.0%
#   Zug Estates Holding AG Class B         25      42,865       0.0%
    Zuger Kantonalbank AG                  16      99,962       0.0%
    Zurich Insurance Group AG           7,701   2,459,972       0.3%
                                              -----------       ---
TOTAL SWITZERLAND                              44,169,474       4.4%
                                              -----------       ---
UNITED KINGDOM -- (15.1%)
    3i Group P.L.C.                    71,042     917,021       0.1%
    4imprint Group P.L.C.               1,351      31,976       0.0%
    A.G. Barr P.L.C.                   21,715     208,591       0.0%
    AA P.L.C.                          43,403      81,132       0.0%
    Acacia Mining P.L.C.               23,015      45,406       0.0%
    Admiral Group P.L.C.               14,935     408,717       0.0%
    Aggreko P.L.C.                     53,178     534,846       0.1%
    Air Partner P.L.C.                  9,325      13,172       0.0%
    Anglo American P.L.C.             152,936   3,598,469       0.4%
    Anglo Pacific Group P.L.C.         37,140      81,636       0.0%
    Anglo-Eastern Plantations P.L.C.    2,071      21,476       0.0%
    Antofagasta P.L.C.                 25,810     344,845       0.0%
    Arrow Global Group P.L.C.          37,295     189,643       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Ascential P.L.C.                        3,318 $   19,165       0.0%
    Ashmore Group P.L.C.                   56,347    318,328       0.0%
    Ashtead Group P.L.C.                   49,049  1,362,225       0.1%
    Associated British Foods P.L.C.         6,376    237,002       0.0%
    Auto Trader Group P.L.C.               97,304    472,812       0.1%
    AVEVA Group P.L.C.                      6,407    189,147       0.0%
    Aviva P.L.C.                          244,323  1,775,170       0.2%
    Avon Rubber P.L.C.                      2,375     43,956       0.0%
    B&M European Value Retail SA          129,775    723,189       0.1%
    Balfour Beatty P.L.C.                  30,335    122,505       0.0%
    Barclays P.L.C.                       152,565    434,978       0.1%
#   Barclays P.L.C. Sponsored ADR         116,244  1,341,456       0.1%
    Barratt Developments P.L.C.           141,371  1,084,040       0.1%
    BBA Aviation P.L.C.                   112,771    494,264       0.1%
    Beazley P.L.C.                         74,609    605,998       0.1%
    Bellway P.L.C.                         24,254  1,105,165       0.1%
    Berkeley Group Holdings P.L.C.         18,632  1,043,093       0.1%
    BHP Billiton P.L.C.                    12,358    263,502       0.0%
    BHP Billiton P.L.C. ADR                48,655  2,060,053       0.2%
    Bloomsbury Publishing P.L.C.            9,816     23,856       0.0%
    Bodycote P.L.C.                        38,663    476,014       0.1%
    Bovis Homes Group P.L.C.               17,549    298,589       0.0%
    BP P.L.C.                             399,407  2,966,778       0.3%
    BP P.L.C. Sponsored ADR               146,199  6,519,008       0.7%
    Braemar Shipping Services P.L.C.        6,415     23,021       0.0%
    Brewin Dolphin Holdings P.L.C.         59,196    294,070       0.0%
    Britvic P.L.C.                         34,910    345,065       0.0%
    BT Group P.L.C.                       218,977    751,603       0.1%
#   BT Group P.L.C. Sponsored ADR           1,608     27,738       0.0%
*   BTG P.L.C.                             13,632    127,799       0.0%
    Bunzl P.L.C.                           10,423    302,231       0.0%
    Burberry Group P.L.C.                  31,082    780,555       0.1%
*   Cairn Energy P.L.C.                   114,158    355,306       0.0%
    Cambian Group P.L.C.                   15,934     36,721       0.0%
    Capita P.L.C.                          57,302    150,703       0.0%
    Capital & Counties Properties P.L.C.   85,107    336,835       0.0%
*   Carclo P.L.C.                           7,329      9,975       0.0%
    Card Factory P.L.C.                    58,527    186,185       0.0%
#   Carillion P.L.C.                       52,504     10,779       0.0%
    Carnival P.L.C.                         1,660    107,892       0.0%
    Carnival P.L.C. ADR                     5,689    367,794       0.0%
*   Carpetright P.L.C.                        246        143       0.0%
    Centamin P.L.C.                       184,125    397,863       0.0%
    Centrica P.L.C.                       269,114    568,040       0.1%
    Chesnara P.L.C.                        10,149     56,546       0.0%
    Cineworld Group P.L.C.                154,115    550,192       0.1%
#*  Circassia Pharmaceuticals P.L.C.       29,532     36,587       0.0%
    Clarkson P.L.C.                         1,911     63,521       0.0%
    Clipper Logistics P.L.C.                3,651     22,626       0.0%
    Close Brothers Group P.L.C.            30,160    635,023       0.1%
    CLS Holdings P.L.C.                    17,977     61,788       0.0%
    CMC Markets P.L.C.                     24,524     63,973       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
UNITED KINGDOM -- (Continued)
*   Cobham P.L.C.                            383,865 $606,267       0.1%
    Coca-Cola HBC AG                          13,883  465,092       0.1%
    Communisis P.L.C.                         36,195   30,390       0.0%
    Compass Group P.L.C.                      26,460  567,635       0.1%
    Computacenter P.L.C.                      10,742  186,539       0.0%
    Connect Group P.L.C.                      18,166   15,097       0.0%
    Consort Medical P.L.C.                     7,742  127,644       0.0%
    Costain Group P.L.C.                      24,797  157,453       0.0%
    Countryside Properties P.L.C.             12,436   61,283       0.0%
*   Countrywide P.L.C.                        18,971   28,216       0.0%
    Cranswick P.L.C.                           9,699  387,140       0.0%
    Crest Nicholson Holdings P.L.C.           49,316  330,666       0.0%
    Croda International P.L.C.                 9,413  575,811       0.1%
    CYBG P.L.C.                               40,430  167,807       0.0%
    Daejan Holdings P.L.C.                       730   60,088       0.0%
    Daily Mail & General Trust P.L.C.         29,506  274,086       0.0%
    Dairy Crest Group P.L.C.                  29,373  219,142       0.0%
    DCC P.L.C.                                 6,235  598,464       0.1%
    De La Rue P.L.C.                          12,322   90,299       0.0%
    Debenhams P.L.C.                         140,138   44,594       0.0%
    Dechra Pharmaceuticals P.L.C.              5,607  210,601       0.0%
    Devro P.L.C.                              43,406  126,675       0.0%
*   Dialight P.L.C.                            2,572   18,275       0.0%
    Dignity P.L.C.                             5,002   75,034       0.0%
    Diploma P.L.C.                            22,302  367,974       0.0%
    Direct Line Insurance Group P.L.C.       151,117  776,482       0.1%
    DiscoverIE Group P.L.C.                    5,122   29,618       0.0%
    Dixons Carphone P.L.C.                   123,624  344,713       0.0%
    Domino's Pizza Group P.L.C.               59,983  298,986       0.0%
    Drax Group P.L.C.                         70,774  306,464       0.0%
    DS Smith P.L.C.                          102,236  732,369       0.1%
    Dunelm Group P.L.C.                       11,438   88,731       0.0%
    easyJet P.L.C.                            19,216  418,899       0.1%
    Electrocomponents P.L.C.                  61,471  513,893       0.1%
    Elementis P.L.C.                          65,132  253,695       0.0%
*   EnQuest P.L.C.                           219,973  108,373       0.0%
    Entertainment One, Ltd.                   41,967  157,194       0.0%
    Equiniti Group P.L.C.                     10,559   39,829       0.0%
    esure Group P.L.C.                        56,417  174,678       0.0%
    Euromoney Institutional Investor P.L.C.    5,451   98,509       0.0%
    Evraz P.L.C.                              44,279  278,629       0.0%
    Experian P.L.C.                           32,293  739,903       0.1%
    Fenner P.L.C.                             20,892  174,528       0.0%
    Ferguson P.L.C.                           10,123  774,871       0.1%
    Ferrexpo P.L.C.                           68,921  223,145       0.0%
    Fidessa Group P.L.C.                       8,391  453,303       0.1%
*   Findel P.L.C.                              3,077   10,768       0.0%
*   Firstgroup P.L.C.                        204,488  317,229       0.0%
*   Flybe Group P.L.C.                        17,192    9,250       0.0%
    Foxtons Group P.L.C.                      38,161   40,753       0.0%
    Fresnillo P.L.C.                          10,219  179,364       0.0%
    G4S P.L.C.                               196,923  699,613       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Galliford Try P.L.C.                           20,672 $  260,435       0.0%
    Games Workshop Group P.L.C.                     2,440     81,371       0.0%
*   Gem Diamonds, Ltd.                             15,725     21,653       0.0%
    Genus P.L.C.                                    5,542    191,664       0.0%
    GKN P.L.C.                                    179,485  1,139,667       0.1%
    Glencore P.L.C.                               354,660  1,708,395       0.2%
    Go-Ahead Group P.L.C.                          10,010    266,167       0.0%
    Gocompare.Com Group P.L.C.                     39,443     60,914       0.0%
    Grafton Group P.L.C.                           23,743    245,950       0.0%
    Grainger P.L.C.                                51,173    220,385       0.0%
    Greencore Group P.L.C.                         42,504     92,697       0.0%
    Greggs P.L.C.                                  25,482    425,985       0.1%
*   Gulf Keystone Petroleum, Ltd.                  39,332     97,632       0.0%
*   Gulf Marine Services P.L.C.                     4,251      2,096       0.0%
    Gym Group P.L.C. (The)                          6,578     22,333       0.0%
    Halfords Group P.L.C.                          40,420    210,646       0.0%
    Halma P.L.C.                                   39,042    655,086       0.1%
    Hargreaves Lansdown P.L.C.                     11,431    280,249       0.0%
    Hastings Group Holdings P.L.C.                 25,598     97,029       0.0%
    Hays P.L.C.                                   305,913    753,866       0.1%
    Headlam Group P.L.C.                            9,335     57,403       0.0%
    Helical P.L.C.                                 19,601    101,453       0.0%
    Henry Boot P.L.C.                               3,282     12,929       0.0%
    Hill & Smith Holdings P.L.C.                   16,263    296,783       0.0%
    Hilton Food Group P.L.C.                        3,917     47,736       0.0%
    Hiscox, Ltd.                                   28,931    591,593       0.1%
    Hochschild Mining P.L.C.                       57,759    167,068       0.0%
    HomeServe P.L.C.                               41,536    422,177       0.1%
    Hostelworld Group P.L.C.                        2,529     14,182       0.0%
    Howden Joinery Group P.L.C.                   133,974    876,854       0.1%
    HSBC Holdings P.L.C.                           18,391    183,100       0.0%
#   HSBC Holdings P.L.C. Sponsored ADR            135,300  6,800,178       0.7%
*   Hunting P.L.C.                                 24,785    273,908       0.0%
    Huntsworth P.L.C.                              16,294     22,352       0.0%
    Ibstock P.L.C.                                 77,275    315,928       0.0%
    IG Group Holdings P.L.C.                       72,416    826,881       0.1%
    IMI P.L.C.                                     40,653    609,312       0.1%
    Inchcape P.L.C.                                82,477    823,975       0.1%
*   Indivior P.L.C.                                78,466    485,908       0.1%
    Informa P.L.C.                                 29,436    298,857       0.0%
    Inmarsat P.L.C.                                89,937    464,638       0.1%
    InterContinental Hotels Group P.L.C.            5,167    326,015       0.0%
    InterContinental Hotels Group P.L.C. ADR        6,582    418,873       0.1%
    Intermediate Capital Group P.L.C.              28,742    428,259       0.1%
    International Consolidated Airlines Group SA   73,944    639,188       0.1%
    International Personal Finance P.L.C.          24,438     81,822       0.0%
*   Interserve P.L.C.                              23,777     30,658       0.0%
    Intertek Group P.L.C.                          12,013    807,793       0.1%
    Investec P.L.C.                                79,929    632,300       0.1%
*   IP Group P.L.C.                                61,065    111,930       0.0%
    ITE Group P.L.C.                               49,582    104,139       0.0%
    ITV P.L.C.                                    271,623    565,077       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    IWG P.L.C.                              131,668 $  447,256       0.1%
    J Sainsbury P.L.C.                      193,756    822,139       0.1%
    James Fisher & Sons P.L.C.               10,297    236,613       0.0%
    Jardine Lloyd Thompson Group P.L.C.      18,475    310,942       0.0%
    JD Sports Fashion P.L.C.                 71,389    382,953       0.0%
    John Laing Group P.L.C.                   9,036     35,107       0.0%
    John Menzies P.L.C.                      20,431    178,532       0.0%
    John Wood Group P.L.C.                   72,884    568,126       0.1%
    Johnson Matthey P.L.C.                   17,096    772,638       0.1%
    Jupiter Fund Management P.L.C.           83,341    521,186       0.1%
*   Just Eat P.L.C.                          11,579    123,269       0.0%
    Just Group P.L.C.                        61,501    118,870       0.0%
*   KAZ Minerals P.L.C.                      45,328    572,721       0.1%
    KCOM Group P.L.C.                       129,442    179,546       0.0%
    Keller Group P.L.C.                      14,504    207,333       0.0%
    Kier Group P.L.C.                         6,942    102,436       0.0%
    Kingfisher P.L.C.                       152,227    634,852       0.1%
    Laird P.L.C.                             85,514    230,978       0.0%
*   Lamprell P.L.C.                          41,997     53,423       0.0%
    Lancashire Holdings, Ltd.                23,372    191,537       0.0%
*   Laura Ashley Holdings P.L.C.             59,628      3,471       0.0%
    Legal & General Group P.L.C.            340,235  1,260,140       0.1%
*   Liberty Global P.L.C. Class A             3,806    114,711       0.0%
*   Liberty Global P.L.C. Class C             9,330    271,503       0.0%
    Lloyds Banking Group P.L.C.           2,215,952  1,965,432       0.2%
#   Lloyds Banking Group P.L.C. ADR         249,536    890,844       0.1%
    London Stock Exchange Group P.L.C.       13,396    791,557       0.1%
*   Lonmin P.L.C.                            14,920     12,064       0.0%
    Lookers P.L.C.                           64,764     89,971       0.0%
    Low & Bonar P.L.C.                       25,791     19,654       0.0%
    LSL Property Services P.L.C.              6,199     21,128       0.0%
    Man Group P.L.C.                        264,454    656,811       0.1%
    Marks & Spencer Group P.L.C.            300,217  1,187,070       0.1%
    Marshalls P.L.C.                         40,105    235,581       0.0%
    McBride P.L.C.(0574635)                  44,516     92,396       0.0%
    McBride P.L.C.(BFX1KB5)                 667,740        919       0.0%
    McCarthy & Stone P.L.C.                  41,469     77,319       0.0%
    McColl's Retail Group P.L.C.              4,154     13,505       0.0%
    Mears Group P.L.C.                       24,782    112,216       0.0%
    Meggitt P.L.C.                          149,944    971,390       0.1%
    Melrose Industries P.L.C.               230,653    723,246       0.1%
    Merlin Entertainments P.L.C.             64,135    324,441       0.0%
    Micro Focus International P.L.C.         21,697    374,120       0.0%
    Millennium & Copthorne Hotels P.L.C.     21,872    172,322       0.0%
    Mitie Group P.L.C.                       49,951    125,863       0.0%
    MJ Gleeson P.L.C.                         2,340     23,570       0.0%
    Mondi P.L.C.                             11,107    309,186       0.0%
    Moneysupermarket.com Group P.L.C.        76,397    314,675       0.0%
    Morgan Advanced Materials P.L.C.         67,061    316,942       0.0%
    Morgan Sindall Group P.L.C.               3,994     68,817       0.0%
*   Mothercare P.L.C.                        18,334      4,589       0.0%
    N Brown Group P.L.C.                     16,501     46,398       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    National Express Group P.L.C.            82,283 $  444,029       0.1%
    National Grid P.L.C.                      2,232     25,825       0.0%
#   National Grid P.L.C. Sponsored ADR        7,812    454,493       0.1%
    NCC Group P.L.C.                         20,594     55,405       0.0%
    NEX Group P.L.C.                         53,922    731,720       0.1%
    Next P.L.C.                               4,890    353,235       0.0%
    Non-Standard Finance P.L.C.              12,954     11,420       0.0%
    Norcros P.L.C.                            7,961     20,673       0.0%
    Northgate P.L.C.                         24,189    123,495       0.0%
*   Ocado Group P.L.C.                       54,940    406,100       0.0%
    Old Mutual P.L.C.                       497,714  1,714,658       0.2%
    On the Beach Group P.L.C.                 8,203     68,880       0.0%
    OneSavings Bank P.L.C.                   34,248    186,136       0.0%
*   Ophir Energy P.L.C.                     122,192    101,294       0.0%
    Oxford Instruments P.L.C.                 8,399    105,281       0.0%
    Pagegroup P.L.C.                         56,199    414,782       0.0%
    Paragon Banking Group P.L.C.             48,503    347,731       0.0%
    PayPoint P.L.C.                           8,942    105,287       0.0%
    Pearson P.L.C.                           53,758    616,315       0.1%
#   Pearson P.L.C. Sponsored ADR             25,110    286,756       0.0%
    Pendragon P.L.C.                        248,241     98,869       0.0%
    Pennon Group P.L.C.                      44,266    420,581       0.1%
    Persimmon P.L.C.                         32,656  1,219,878       0.1%
*   Petra Diamonds, Ltd.                     87,614     82,326       0.0%
    Petrofac, Ltd.                           48,299    400,817       0.0%
*   Petropavlovsk P.L.C.                    321,040     30,512       0.0%
    Pets at Home Group P.L.C.                74,453    156,402       0.0%
    Phoenix Group Holdings                   63,403    684,890       0.1%
    Photo-Me International P.L.C.            69,331    152,023       0.0%
    Polypipe Group P.L.C.                    39,618    208,221       0.0%
    Porvair P.L.C.                            1,400      9,460       0.0%
*   Premier Foods P.L.C.                    145,447     74,679       0.0%
*   Premier Oil P.L.C.                      145,655    188,792       0.0%
    Provident Financial P.L.C.               24,594    224,745       0.0%
    Prudential P.L.C. ADR                    30,236  1,551,711       0.2%
    PZ Cussons P.L.C.                        16,821     56,947       0.0%
    Randgold Resources, Ltd.                  1,403    113,760       0.0%
    Rathbone Brothers P.L.C.                  3,926    126,479       0.0%
*   Raven Russia, Ltd.                       20,145     12,607       0.0%
    Redrow P.L.C.                            45,375    391,001       0.0%
    RELX P.L.C. Sponsored ADR                28,757    621,726       0.1%
    Renewi P.L.C.                            74,274     73,425       0.0%
    Renishaw P.L.C.                           4,959    321,029       0.0%
*   Renold P.L.C.                             9,728      3,158       0.0%
    Rentokil Initial P.L.C.                 127,498    537,903       0.1%
*   Rhi Magnesita NV                          3,146    187,976       0.0%
    Ricardo P.L.C.                            7,238     94,472       0.0%
    Rightmove P.L.C.                         11,983    751,505       0.1%
    Rio Tinto P.L.C. Sponsored ADR           62,049  3,409,593       0.4%
    Robert Walters P.L.C.                     3,173     31,398       0.0%
    Rolls-Royce Holdings P.L.C.(BFZWWZ4)  8,869,817     12,211       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)    124,927  1,442,800       0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                       SHARES   VALUE++   OF NET ASSETS**
                                                       ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Rotork P.L.C.                                      155,778 $  702,531       0.1%
*   Royal Bank of Scotland Group P.L.C.                 16,278     60,281       0.0%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR   57,787    432,247       0.1%
    Royal Dutch Shell P.L.C. Class A                    55,365  1,926,226       0.2%
    Royal Dutch Shell P.L.C. Class B                     6,426    229,407       0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A     52,099  3,641,720       0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B     55,431  4,014,313       0.4%
    Royal Mail P.L.C.                                  105,821    843,918       0.1%
    RPC Group P.L.C.                                    79,231    859,722       0.1%
    RPS Group P.L.C.                                    25,396     90,477       0.0%
    RSA Insurance Group P.L.C.                          89,408    806,726       0.1%
    S&U P.L.C.                                             377     13,130       0.0%
    Saga P.L.C.                                        109,442    204,059       0.0%
    Sage Group P.L.C. (The)                             37,789    328,676       0.0%
    Savills P.L.C.                                      29,905    402,893       0.0%
    Schroders P.L.C.(0239581)                            2,285     73,935       0.0%
    Schroders P.L.C.(0240549)                            9,717    439,602       0.1%
    SDL P.L.C.                                           5,135     27,536       0.0%
    Senior P.L.C.                                       74,913    303,981       0.0%
*   Serco Group P.L.C.                                  49,846     65,870       0.0%
    Severfield P.L.C.                                   33,709     36,699       0.0%
    Severn Trent P.L.C.                                 15,655    416,858       0.1%
    SIG P.L.C.                                          71,621    140,013       0.0%
    Sky P.L.C.                                          38,048    721,905       0.1%
    Smith & Nephew P.L.C.                               35,658    682,888       0.1%
#   Smith & Nephew P.L.C. Sponsored ADR                    750     29,152       0.0%
    Smiths Group P.L.C.                                 37,001    810,738       0.1%
    Soco International P.L.C.                           40,227     58,206       0.0%
    Softcat P.L.C.                                       5,596     52,565       0.0%
    Spectris P.L.C.                                     17,283    637,692       0.1%
    Speedy Hire P.L.C.                                  53,802     39,803       0.0%
    Spirax-Sarco Engineering P.L.C.                      7,791    617,590       0.1%
    Spirent Communications P.L.C.                       52,537     86,238       0.0%
*   Sports Direct International P.L.C.                  45,740    253,298       0.0%
    SSE P.L.C.                                          80,773  1,532,957       0.2%
    SSP Group P.L.C.                                    56,893    509,106       0.1%
    St James's Place P.L.C.                             44,862    698,827       0.1%
    St. Ives P.L.C.                                     15,072     17,856       0.0%
    St. Modwen Properties P.L.C.                        37,068    209,275       0.0%
    Stagecoach Group P.L.C.                             76,548    163,485       0.0%
    Standard Chartered P.L.C.                          143,461  1,506,918       0.2%
    Standard Life Aberdeen P.L.C.                      154,603    773,432       0.1%
    Sthree P.L.C.                                       11,419     50,844       0.0%
    Stobart Group, Ltd.                                 11,844     39,875       0.0%
    STV Group P.L.C.                                       100        454       0.0%
    Superdry P.L.C.                                      8,008    165,441       0.0%
    Synthomer P.L.C.                                    62,911    427,036       0.1%
    TalkTalk Telecom Group P.L.C.                       66,529    117,351       0.0%
    Tarsus Group P.L.C.                                  5,195     20,887       0.0%
    Tate & Lyle P.L.C.                                  93,334    737,133       0.1%
    Taylor Wimpey P.L.C.                               459,026  1,208,861       0.1%
    Ted Baker P.L.C.                                     5,139    188,275       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                      SHARES     VALUE++    OF NET ASSETS**
                                     --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Telecom Plus P.L.C.                 12,674 $    187,658       0.0%
    Tesco P.L.C.                       775,122    2,510,570       0.3%
    Thomas Cook Group P.L.C.           265,125      450,283       0.1%
    Topps Tiles P.L.C.                  21,095       20,171       0.0%
    TP ICAP P.L.C.                      54,818      355,101       0.0%
    Travis Perkins P.L.C.               33,555      584,318       0.1%
    Trifast P.L.C.                       6,091       21,799       0.0%
    Trinity Mirror P.L.C.               54,313       63,556       0.0%
    TT Electronics P.L.C.               17,113       52,570       0.0%
    TUI AG(5666292)                     17,393      393,253       0.0%
    TUI AG(B11LJN4)                     20,624      466,388       0.1%
*   Tullow Oil P.L.C.                  253,977      794,815       0.1%
    U & I Group P.L.C.                  23,034       69,405       0.0%
    UBM P.L.C.                          20,286      270,075       0.0%
    UDG Healthcare P.L.C.               12,535      157,488       0.0%
    Unilever P.L.C.                      3,266      183,197       0.0%
    Unilever P.L.C. Sponsored ADR       33,461    1,872,812       0.2%
    United Utilities Group P.L.C.       34,594      352,768       0.0%
    Urban & Civic P.L.C.                 3,016       13,192       0.0%
*   Vectura Group P.L.C.               113,000      126,010       0.0%
    Vedanta Resources P.L.C.             8,850       88,570       0.0%
    Vesuvius P.L.C.                     24,471      197,624       0.0%
    Victrex P.L.C.                      15,473      557,114       0.1%
    Virgin Money Holdings UK P.L.C.     56,601      216,467       0.0%
    Vitec Group P.L.C. (The)             3,004       49,226       0.0%
    Vodafone Group P.L.C.            1,288,510    3,760,143       0.4%
    Weir Group P.L.C. (The)              4,106      120,149       0.0%
    WH Smith P.L.C.                     14,947      400,627       0.0%
    Whitbread P.L.C.                     7,172      421,980       0.1%
    Wilmington P.L.C.                    1,608        5,484       0.0%
    Wincanton P.L.C.                     8,819       28,919       0.0%
*   Wizz Air Holdings P.L.C.             2,207       96,911       0.0%
    WM Morrison Supermarkets P.L.C.    325,019    1,083,991       0.1%
    WPP P.L.C.                         120,799    2,072,925       0.2%
    Xaar P.L.C.                          5,723       27,873       0.0%
    XP Power, Ltd.                         695       33,407       0.0%
    ZPG P.L.C.                          25,929      127,829       0.0%
                                               ------------      ----
TOTAL UNITED KINGDOM                            161,038,642      16.2%
                                               ------------      ----
TOTAL COMMON STOCKS                             980,936,885      98.8%
                                               ------------      ----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Biotest AG                           1,499       47,752       0.0%
    Draegerwerk AG & Co. KGaA            1,094       80,486       0.0%
    Fuchs Petrolub SE                    4,757      255,427       0.0%
    Henkel AG & Co. KGaA                 1,812      230,278       0.0%
    Jungheinrich AG                     11,209      472,706       0.1%
    Sartorius AG                         2,780      427,010       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                     --------- -------------- ---------------
GERMANY -- (Continued)
      STO SE & Co. KGaA                                    292 $       38,923        0.0%
                                                               --------------      -----
TOTAL GERMANY                                                       1,552,582        0.2%
                                                               --------------      -----
TOTAL PREFERRED STOCKS                                              1,552,582        0.2%
                                                               --------------      -----
RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                    16,911             --        0.0%
                                                               --------------      -----
NEW ZEALAND -- (0.0%)
*     Fletcher Building, Ltd. Rights 05/18/18           10,104             --        0.0%
                                                               --------------      -----
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23           155,491             --        0.0%
*     Thomson Medical Group, Ltd. Warrants 04/24/19    555,200          2,512        0.0%
                                                               --------------      -----
TOTAL SINGAPORE                                                         2,512        0.0%
                                                               --------------      -----
SPAIN -- (0.0%)
*     Quabit Inmobiliaria SA Rights 05/11/18             8,335            463        0.0%
                                                               --------------      -----
TOTAL RIGHTS/WARRANTS                                                   2,975        0.0%
                                                               --------------      -----
TOTAL INVESTMENT SECURITIES                                       982,492,442
                                                               --------------

                                                                  VALUE+
                                                               --------------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@  DFA Short Term Investment Fund                 7,379,394     85,379,590        8.6%
                                                               --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $919,419,394)              $1,067,872,032      107.6%
                                                               ==============      =====

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------------
                                       LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                     ------------ ------------ ------- --------------
Common Stocks
   Australia                         $     43,141 $ 61,616,844   --    $   61,659,985
   Austria                                     --    5,753,274   --         5,753,274
   Belgium                                 66,327   11,882,011   --        11,948,338
   Canada                              94,287,007           --   --        94,287,007
   Denmark                                     --   12,864,184   --        12,864,184
   Finland                                     --   15,551,150   --        15,551,150
   France                                 184,408   77,014,682   --        77,199,090
   Germany                              1,409,601   60,536,133   --        61,945,734
   Hong Kong                               14,912   29,115,206   --        29,130,118
   Ireland                              1,473,840    4,876,603   --         6,350,443
   Israel                                 552,794    6,238,423   --         6,791,217
   Italy                                  801,894   32,286,994   --        33,088,888
   Japan                                  225,645  247,475,743   --       247,701,388
   Netherlands                          3,652,777   24,107,059   --        27,759,836
   New Zealand                                 --    4,886,803   --         4,886,803
   Norway                                  79,386   10,516,847   --        10,596,233
   Portugal                                    --    3,280,706   --         3,280,706
   Singapore                                7,564   12,605,101   --        12,612,665
   Spain                                   21,954   27,878,883   --        27,900,837
   Sweden                                      --   24,420,873   --        24,420,873
   Switzerland                          2,896,194   41,273,280   --        44,169,474
   United Kingdom                      35,127,600  125,911,042   --       161,038,642
Preferred Stocks
   Germany                                     --    1,552,582   --         1,552,582
Rights/Warrants
   Singapore                                   --        2,512   --             2,512
   Spain                                       --          463   --               463
Securities Lending Collateral                  --   85,379,590   --        85,379,590
                                     ------------ ------------   --    --------------
TOTAL                                $140,845,044 $927,026,988   --    $1,067,872,032
                                     ============ ============   ==    ==============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
COMMON STOCKS -- (93.4%)
BRAZIL -- (5.6%)
    AES Tiete Energia SA(BZ8W2L7)                                    129,215 $  420,487       0.0%
    AES Tiete Energia SA(BZ8W2J5)                                         60         40       0.0%
    Aliansce Shopping Centers SA                                      56,675    278,424       0.0%
*   Alliar Medicos A Frente SA                                         5,300     21,952       0.0%
    Alupar Investimento SA                                            70,225    349,000       0.0%
    Anima Holding SA                                                  15,000     87,777       0.0%
    Arezzo Industria e Comercio SA                                    23,528    355,821       0.0%
*   B2W Cia Digital                                                   74,629    615,658       0.1%
    B3 SA - Brasil Bolsa Balcao                                      312,010  2,253,326       0.2%
    Banco Bradesco SA                                                216,112  1,967,907       0.1%
    Banco do Brasil SA                                               117,074  1,226,483       0.1%
    Banco Santander Brasil SA                                         90,832    988,127       0.1%
    BB Seguridade Participacoes SA                                   167,522  1,314,086       0.1%
    BR Malls Participacoes SA                                        408,337  1,272,848       0.1%
    BR Properties SA                                                  36,300     92,221       0.0%
*   Brasil Brokers Participacoes SA                                  141,805     22,668       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas             20,100     76,425       0.0%
    Braskem SA Sponsored ADR                                          32,252    835,327       0.1%
*   BRF SA                                                            45,669    323,302       0.0%
    CCR SA                                                           398,403  1,360,156       0.1%
*   Centrais Eletricas Brasileiras SA                                 66,382    361,357       0.0%
    Cia de Locacao das Americas                                       12,900    111,943       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                   88,836    891,606       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR               37,154    370,797       0.0%
    Cia de Saneamento de Minas Gerais-COPASA                          30,420    437,648       0.0%
    Cia de Saneamento do Parana                                       13,800    232,416       0.0%
*   Cia Energetica de Minas Gerais                                    32,409     71,234       0.0%
    Cia Hering                                                        28,658    156,248       0.0%
    Cia Paranaense de Energia                                         11,200     73,085       0.0%
*   Cia Siderurgica Nacional SA                                       73,600    184,462       0.0%
#*  Cia Siderurgica Nacional SA Sponsored ADR                        356,608    895,086       0.1%
    Cielo SA                                                         326,777  1,790,967       0.1%
*   Construtora Tenda SA                                              34,598    251,940       0.0%
*   Cosan Logistica SA                                                81,628    253,979       0.0%
    Cosan SA Industria e Comercio                                     52,577    597,029       0.1%
    CSU Cardsystem SA                                                  8,700     25,207       0.0%
    CVC Brasil Operadora e Agencia de Viagens SA                      56,300    931,958       0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes          164,668    653,370       0.1%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes    2,400      7,878       0.0%
*   Direcional Engenharia SA                                          66,100    114,909       0.0%
    Duratex SA                                                       183,395    560,153       0.0%
    EcoRodovias Infraestrutura e Logistica SA                        151,036    428,982       0.0%
    EDP - Energias do Brasil SA                                      120,012    475,841       0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA            49,195    479,705       0.0%
    Embraer SA ADR                                                    61,476  1,550,425       0.1%
    Energisa SA                                                       59,200    559,858       0.0%
*   Eneva SA                                                          31,300    118,831       0.0%
    Engie Brasil Energia SA                                           58,349    616,102       0.1%
    Equatorial Energia SA                                             96,763  1,965,257       0.1%
    Estacio Participacoes SA                                         204,879  1,865,620       0.1%
*   Eternit SA                                                        66,332     13,444       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                         SHARES   VALUE++   OF NET ASSETS**
                                                         ------- ---------- ---------------
BRAZIL -- (Continued)
*   Even Construtora e Incorporadora SA                   99,900 $  129,181       0.0%
    Ez Tec Empreendimentos e Participacoes SA             36,781    211,035       0.0%
    Fibria Celulose SA                                    42,589    836,535       0.1%
    Fibria Celulose SA Sponsored ADR                       1,296     25,350       0.0%
    Fleury SA                                             83,060    619,062       0.1%
*   Gafisa SA                                             24,952     83,903       0.0%
#   Gafisa SA ADR                                          3,249     22,125       0.0%
    Gerdau SA                                             56,767    227,995       0.0%
#   Gerdau SA Sponsored ADR                              212,383    991,829       0.1%
*   Gol Linhas Aereas Inteligentes SA ADR                 32,366    354,402       0.0%
    Grendene SA                                           24,800    193,476       0.0%
    Guararapes Confeccoes SA                               3,206    125,377       0.0%
*   Helbor Empreendimentos SA                             68,424     28,321       0.0%
    Hypermarcas SA                                        54,561    490,600       0.0%
    Iguatemi Empresa de Shopping Centers SA               20,304    206,912       0.0%
    Industrias Romi SA                                     6,200     14,300       0.0%
    International Meal Co. Alimentacao SA                104,400    242,881       0.0%
    Iochpe-Maxion SA                                      71,500    573,518       0.0%
    Itau Unibanco Holding SA                              96,893  1,219,737       0.1%
    JBS SA                                               503,435  1,257,438       0.1%
*   JHSF Participacoes SA                                 99,000     47,477       0.0%
*   JSL SA                                                45,100     90,761       0.0%
*   Kepler Weber SA                                        9,972     34,016       0.0%
    Klabin SA                                            143,353    868,744       0.1%
    Kroton Educacional SA                                400,223  1,600,572       0.1%
    Light SA                                              47,598    238,316       0.0%
    Localiza Rent a Car SA                               198,294  1,578,677       0.1%
    Lojas Americanas SA                                   21,588     91,881       0.0%
    Lojas Renner SA                                      293,596  2,732,977       0.2%
    M Dias Branco SA                                      31,700    398,150       0.0%
    Magazine Luiza SA                                     29,900    910,776       0.1%
    Magnesita Refratarios SA                              24,615    404,026       0.0%
    Mahle-Metal Leve SA                                   19,337    135,511       0.0%
    Marcopolo SA                                          59,800     55,478       0.0%
*   Marfrig Global Foods SA                              116,011    262,277       0.0%
*   Marisa Lojas SA                                       39,471     66,363       0.0%
*   Mills Estruturas e Servicos de Engenharia SA          69,900     69,437       0.0%
    Minerva SA                                            22,317     52,238       0.0%
    MRV Engenharia e Participacoes SA                    182,959    783,394       0.1%
    Multiplan Empreendimentos Imobiliarios SA             15,146    287,598       0.0%
    Multiplus SA                                          28,500    232,673       0.0%
    Natura Cosmeticos SA                                  90,600    833,017       0.1%
    Odontoprev SA                                        160,832    690,028       0.1%
*   Paranapanema SA                                      115,214     42,426       0.0%
*   Petro Rio SA                                           4,500     93,309       0.0%
*   Petroleo Brasileiro SA                               276,011  1,940,555       0.1%
*   Petroleo Brasileiro SA Sponsored ADR                 205,156  2,890,648       0.2%
    Porto Seguro SA                                       68,391    882,414       0.1%
    Portobello SA                                         73,200    107,401       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA   12,326     19,879       0.0%
    QGEP Participacoes SA                                 55,700    203,040       0.0%
    Qualicorp SA                                         157,933  1,097,759       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                    --------- ----------- ---------------
BRAZIL -- (Continued)
    Raia Drogasil SA                                                   93,014 $ 1,826,188       0.1%
*   Restoque Comercio e Confeccoes de Roupas SA                         7,614      66,244       0.0%
*   RNI Negocios Imobiliarios SA                                        8,300      13,363       0.0%
*   Rumo SA                                                           189,283     802,365       0.1%
*   Santos Brasil Participacoes SA                                    142,600     134,736       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                       8,400      88,719       0.0%
    Sao Martinho SA                                                   115,931     561,917       0.0%
    Ser Educacional SA                                                 39,285     186,153       0.0%
    SLC Agricola SA                                                    34,300     437,856       0.0%
    Smiles Fidelidade SA                                               34,000     698,790       0.1%
    Sonae Sierra Brasil SA                                             13,700      87,600       0.0%
*   Springs Global Participacoes SA                                    15,400      41,586       0.0%
    Sul America SA                                                    206,855   1,276,607       0.1%
    Suzano Papel e Celulose SA                                        130,108   1,524,958       0.1%
    T4F Entretenimento SA                                              10,400      29,717       0.0%
*   Technos SA                                                         37,155      28,530       0.0%
*   Tecnisa SA                                                         87,908      39,648       0.0%
#   Telefonica Brasil SA ADR                                            9,305     131,387       0.0%
    Tim Participacoes SA                                              191,932     873,863       0.1%
    Tim Participacoes SA ADR                                           13,731     312,380       0.0%
    TPI - Triunfo Participacoes e Investimentos SA                     29,600      21,039       0.0%
    Transmissora Alianca de Energia Eletrica SA                       138,168     839,688       0.1%
    Tupy SA                                                            34,300     185,051       0.0%
    Ultrapar Participacoes SA                                         105,884   1,827,097       0.1%
    Ultrapar Participacoes SA Sponsored ADR                            18,730     324,404       0.0%
    Usinas Siderurgicas de Minas Gerais SA                             26,100      95,737       0.0%
    Vale SA                                                           788,075  10,948,732       0.7%
#   Vale SA Sponsored ADR                                             317,514   4,394,400       0.3%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao S.A                                                45,492     237,641       0.0%
    Via Varejo SA                                                     104,423     886,785       0.1%
    WEG SA                                                             57,153     290,072       0.0%
    Wiz Solucoes e Corretagem de Seguros SA                            42,100     119,695       0.0%
                                                                              -----------       ---
TOTAL BRAZIL                                                                   87,838,115       5.8%
                                                                              -----------       ---
CHILE -- (1.5%)
    AES Gener SA                                                    1,012,657     283,774       0.0%
    Aguas Andinas SA Class A                                        1,162,882     773,298       0.1%
    Banco de Chile ADR                                                  4,234     414,932       0.0%
    Banco de Credito e Inversiones SA                                  10,749     813,274       0.1%
    Banco Santander Chile ADR                                          31,914   1,054,119       0.1%
    Besalco SA                                                        194,910     224,503       0.0%
    CAP SA                                                             62,823     728,993       0.1%
    Cencosud SA                                                       429,878   1,277,605       0.1%
*   Cia Sud Americana de Vapores SA                                 9,851,081     440,735       0.0%
    Colbun SA                                                       2,116,504     526,040       0.0%
    Embotelladora Andina SA Class B ADR                                12,656     381,325       0.0%
    Empresa Nacional de Telecomunicaciones SA                          90,301   1,064,236       0.1%
*   Empresas AquaChile SA                                             118,998      75,011       0.0%
    Empresas CMPC SA                                                  256,451   1,052,142       0.1%
    Empresas COPEC SA                                                  59,870     975,499       0.1%
    Empresas Hites SA                                                  72,367      74,073       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                           SHARES     VALUE++   OF NET ASSETS**
                                                         ---------- ----------- ---------------
CHILE -- (Continued)
*   Empresas La Polar SA                                  1,272,578 $   103,143       0.0%
    Enel Americas SA                                        405,985      92,640       0.0%
    Enel Americas SA ADR                                    213,936   2,428,179       0.2%
    Enel Chile SA(BYMLZD6)                                1,585,034     196,382       0.0%
    Enel Chile SA(BYYHKR1)                                  201,126   1,251,007       0.1%
    Engie Energia Chile SA                                  283,453     611,201       0.0%
    Forus SA                                                 40,582     152,114       0.0%
    Grupo Security SA                                       286,414     145,583       0.0%
    Inversiones Aguas Metropolitanas SA                     320,527     603,894       0.0%
    Inversiones La Construccion SA                           22,387     443,469       0.0%
#   Itau CorpBanca(BZ30DD5)                                   4,431      67,351       0.0%
    Itau CorpBanca(BYT25P4)                              39,862,283     407,171       0.0%
#   Latam Airlines Group SA Sponsored ADR                    78,480   1,198,390       0.1%
*   Masisa SA                                             1,158,148     107,451       0.0%
    Molibdenos y Metales SA                                   3,068      42,656       0.0%
    Multiexport Foods SA                                    322,900     170,494       0.0%
    Parque Arauco SA                                        286,289     893,987       0.1%
    PAZ Corp. SA                                            103,525     162,667       0.0%
    Ripley Corp. SA                                         567,687     615,260       0.1%
    SACI Falabella                                          119,161   1,155,231       0.1%
    Salfacorp SA                                            216,397     414,268       0.0%
    Sigdo Koppers SA                                        142,812     272,523       0.0%
    Sociedad Matriz SAAM SA                               2,271,248     236,336       0.0%
#   Sociedad Quimica y Minera de Chile SA Sponsored ADR      22,517   1,235,958       0.1%
    Socovesa SA                                             139,493      93,331       0.0%
    SONDA SA                                                139,437     256,657       0.0%
                                                                    -----------       ---
TOTAL CHILE                                                          23,516,902       1.6%
                                                                    -----------       ---
CHINA -- (16.6%)
*   21Vianet Group, Inc. ADR                                 24,405     128,614       0.0%
#   361 Degrees International, Ltd.                         167,000      52,804       0.0%
#*  3SBio, Inc.                                             115,500     248,171       0.0%
#*  51job, Inc. ADR                                           2,153     177,709       0.0%
*   58.com, Inc. ADR                                          7,571     661,630       0.1%
*   A8 New Media Group, Ltd.                                334,000      18,388       0.0%
    AAC Technologies Holdings, Inc.                         127,000   1,822,801       0.1%
    Agile Group Holdings, Ltd.                              558,749   1,102,184       0.1%
    Agricultural Bank of China, Ltd. Class H              2,973,000   1,676,213       0.1%
    Ajisen China Holdings, Ltd.                             175,000      82,864       0.0%
#*  Alibaba Group Holding, Ltd. Sponsored ADR                84,398  15,068,419       1.0%
#*  Alibaba Pictures Group, Ltd.                          1,930,000     217,408       0.0%
*   Aluminum Corp. of China, Ltd. ADR                         8,700     121,974       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                   820,000     463,125       0.0%
    AMVIG Holdings, Ltd.                                    138,000      35,478       0.0%
#   Angang Steel Co., Ltd. Class H                          172,000     184,371       0.0%
    Anhui Conch Cement Co., Ltd. Class H                    291,500   1,819,390       0.1%
    Anhui Expressway Co., Ltd. Class H                      100,000      73,929       0.0%
    Anta Sports Products, Ltd.                              307,000   1,751,801       0.1%
*   Anxin-China Holdings, Ltd.                              784,000       7,212       0.0%
*   Aowei Holdings, Ltd.                                     78,000      19,339       0.0%
    Asia Cement China Holdings Corp.                        158,000      84,594       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
CHINA -- (Continued)
    Ausnutria Dairy Corp., Ltd.                                         76,000 $   84,345       0.0%
#*  AVIC International Holding HK, Ltd.                              1,119,171     47,322       0.0%
#   AVIC International Holdings, Ltd. Class H                          100,000     68,850       0.0%
#   BAIC Motor Corp., Ltd. Class H                                     381,500    368,263       0.0%
*   Baidu, Inc. Sponsored ADR                                           12,564  3,152,308       0.2%
    BAIOO Family Interactive, Ltd.                                     216,000     13,088       0.0%
    Bank of China, Ltd. Class H                                      6,493,356  3,524,795       0.3%
    Bank of Chongqing Co., Ltd. Class H                                182,500    137,946       0.0%
    Bank of Communications Co., Ltd. Class H                           624,580    511,084       0.1%
*   Baoye Group Co., Ltd. Class H                                       78,000     51,802       0.0%
#   BBMG Corp. Class H                                                 284,282    129,663       0.0%
    Beijing Capital International Airport Co., Ltd. Class H            366,000    498,482       0.1%
    Beijing Capital Land, Ltd. Class H                                 330,000    175,746       0.0%
#*  Beijing Enterprises Clean Energy Group, Ltd.                     4,660,000    142,533       0.0%
#*  Beijing Enterprises Medical & Health Group, Ltd.                 1,158,000     58,727       0.0%
    Beijing Enterprises Water Group, Ltd.                            1,138,000    660,703       0.1%
    Beijing Jingneng Clean Energy Co., Ltd. Class H                    482,000    121,106       0.0%
    Beijing North Star Co., Ltd. Class H                               208,000     74,083       0.0%
*   Beijing Properties Holdings, Ltd.                                  636,000     22,969       0.0%
    Beijing Urban Construction Design & Development Group Co., Ltd.
      Class H                                                           56,000     27,589       0.0%
#   Best Pacific International Holdings, Ltd.                          134,000     52,777       0.0%
*   BII Railway Transportation Technology Holdings Co., Ltd.           116,000      9,406       0.0%
    Billion Industrial Holdings, Ltd.                                   16,000     20,906       0.0%
#*  Bitauto Holdings, Ltd. ADR                                           7,559    160,024       0.0%
#*  Boer Power Holdings, Ltd.                                           96,000     18,380       0.0%
    Bosideng International Holdings, Ltd.                            1,032,000    105,965       0.0%
#*  Boyaa Interactive International, Ltd.                               88,000     34,439       0.0%
    Brilliance China Automotive Holdings, Ltd.                         536,000    954,356       0.1%
#   BYD Electronic International Co., Ltd.                             226,000    344,606       0.0%
*   C C Land Holdings, Ltd.                                            879,187    200,470       0.0%
#*  C.banner International Holdings, Ltd.                              198,000     61,848       0.0%
    Cabbeen Fashion, Ltd.                                               64,000     22,474       0.0%
    Canvest Environmental Protection Group Co., Ltd.                   148,000     82,111       0.0%
*   Capital Environment Holdings, Ltd.                               1,364,000     45,667       0.0%
#*  CAR, Inc.                                                          247,000    235,531       0.0%
#*  Carnival Group International Holdings, Ltd.                        820,000     35,972       0.0%
    Carrianna Group Holdings Co., Ltd.                                 102,000     14,241       0.0%
*   CECEP COSTIN New Materials Group, Ltd.                             186,000      2,666       0.0%
    Central China Real Estate, Ltd.                                    205,194     93,663       0.0%
    Central China Securities Co., Ltd. Class H                          41,000     15,630       0.0%
*   Century Sunshine Group Holdings, Ltd.                              680,000     21,179       0.0%
#*  CGN Meiya Power Holdings Co., Ltd.                                 440,000     59,181       0.0%
    CGN Power Co., Ltd. Class H                                      1,231,000    335,699       0.0%
    Changshouhua Food Co., Ltd.                                        110,000     52,317       0.0%
    Changyou.com, Ltd. ADR                                               2,707     51,514       0.0%
#   Chaowei Power Holdings, Ltd.                                       282,000    157,475       0.0%
*   Cheetah Mobile, Inc. ADR                                             4,678     62,732       0.0%
*   Chigo Holding, Ltd.                                              1,680,000     20,641       0.0%
#   China Aerospace International Holdings, Ltd.                       658,000     70,167       0.0%
    China Agri-Industries Holdings, Ltd.                               637,800    267,696       0.0%
#   China Aircraft Leasing Group Holdings, Ltd.                         85,500     91,142       0.0%
    China All Access Holdings, Ltd.                                    266,000     69,404       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                   --------- ---------- ---------------
CHINA -- (Continued)
#   China Animation Characters Co., Ltd.                             144,000 $   49,007       0.0%
    China Aoyuan Property Group, Ltd.                                495,000    397,658       0.0%
    China BlueChemical, Ltd. Class H                                 569,143    149,585       0.0%
#*  China Chengtong Development Group, Ltd.                        1,142,000     54,449       0.0%
    China Cinda Asset Management Co., Ltd. Class H                 1,802,000    643,146       0.1%
    China CITIC Bank Corp., Ltd. Class H                             613,000    438,202       0.0%
    China Coal Energy Co., Ltd. Class H                              424,000    183,816       0.0%
    China Communications Services Corp., Ltd. Class H                784,800    492,713       0.0%
    China Conch Venture Holdings, Ltd.                               198,500    616,254       0.1%
    China Construction Bank Corp. Class H                          9,273,990  9,715,975       0.7%
    China Datang Corp. Renewable Power Co., Ltd. Class H             690,000    142,611       0.0%
    China Distance Education Holdings, Ltd. ADR                        2,704     21,308       0.0%
    China Dongxiang Group Co., Ltd.                                1,138,000    208,301       0.0%
#*  China Dynamics Holdings, Ltd.                                    980,000     19,190       0.0%
    China Eastern Airlines Corp., Ltd. Class H                       392,000    323,817       0.0%
#   China Electronics Huada Technology Co., Ltd.                     162,000     25,673       0.0%
#   China Electronics Optics Valley Union Holding Co., Ltd.          368,000     30,292       0.0%
*   China Energine International Holding, Ltd.                       236,000      9,733       0.0%
    China Energy Engineering Corp., Ltd. Class H                     320,000     62,628       0.0%
    China Everbright Bank Co., Ltd. Class H                          202,000    100,947       0.0%
    China Everbright International, Ltd.                             543,000    761,641       0.1%
    China Everbright, Ltd.                                           306,000    673,373       0.1%
#*  China Evergrande Group                                           688,000  2,179,290       0.2%
*   China Fiber Optic Network System Group, Ltd.                     396,000      6,625       0.0%
    China Financial Services Holdings, Ltd.                          182,000     16,184       0.0%
*   China Fire Safety Enterprise Group, Ltd.                         380,000     17,556       0.0%
#   China Foods, Ltd.                                                270,000    123,944       0.0%
    China Galaxy Securities Co., Ltd. Class H                        566,000    371,769       0.0%
    China Gas Holdings, Ltd.                                         387,800  1,374,239       0.1%
*   China Glass Holdings, Ltd.                                       200,000     18,217       0.0%
    China Greenfresh Group Co., Ltd.                                 158,000     23,758       0.0%
#   China Greenland Broad Greenstate Group Co., Ltd.                 184,000     23,516       0.0%
    China Hanking Holdings, Ltd.                                     191,000     26,272       0.0%
#*  China Harmony New Energy Auto Holding, Ltd.                      247,500    139,200       0.0%
*   China High Precision Automation Group, Ltd.                       73,000      2,128       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.           89,000    129,633       0.0%
#   China Hongqiao Group, Ltd.                                       488,000    530,856       0.1%
    China Huarong Asset Management Co., Ltd. Class H               1,484,000    511,102       0.1%
*   China Huishan Dairy Holdings Co., Ltd.                           231,000         87       0.0%
*   China Huiyuan Juice Group, Ltd.                                  159,000     40,922       0.0%
#   China International Capital Corp., Ltd. Class H                  144,000    325,816       0.0%
    China International Marine Containers Group Co., Ltd. Class H     62,300     99,149       0.0%
*   China ITS Holdings Co., Ltd.                                     164,000      8,567       0.0%
    China Jinmao Holdings Group, Ltd.                              1,591,120    900,695       0.1%
    China Lesso Group Holdings, Ltd.                                 406,000    312,915       0.0%
    China Life Insurance Co., Ltd. ADR                                57,804    815,036       0.1%
    China Life Insurance Co., Ltd. Class H                           228,000    646,598       0.1%
    China Lilang, Ltd.                                               171,000    214,455       0.0%
#   China Lodging Group, Ltd. ADR                                      1,663    232,255       0.0%
*   China Logistics Property Holdings Co., Ltd.                       39,000     13,646       0.0%
*   China Longevity Group Co., Ltd.                                   30,000        982       0.0%
    China Longyuan Power Group Corp., Ltd. Class H                   694,000    681,661       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
CHINA -- (Continued)
    China Maple Leaf Educational Systems, Ltd.                  128,000 $  177,365       0.0%
    China Medical System Holdings, Ltd.                         392,000    959,920       0.1%
    China Meidong Auto Holdings, Ltd.                           124,000     54,074       0.0%
    China Mengniu Dairy Co., Ltd.                               513,000  1,653,804       0.1%
    China Merchants Bank Co., Ltd. Class H                      439,098  1,914,642       0.1%
    China Merchants Land, Ltd.                                  584,000    122,566       0.0%
    China Merchants Port Holdings Co., Ltd.                     224,937    502,591       0.1%
    China Merchants Securities Co., Ltd. Class H                 30,400     42,579       0.0%
#   China Minsheng Banking Corp., Ltd. Class H                  289,600    271,008       0.0%
    China Mobile, Ltd.                                          460,500  4,386,948       0.3%
#   China Mobile, Ltd. Sponsored ADR                            155,765  7,392,607       0.5%
*   China Modern Dairy Holdings, Ltd.                           283,000     47,998       0.0%
    China Molybdenum Co., Ltd. Class H                          183,000    137,519       0.0%
    China National Building Material Co., Ltd. Class H          425,000    496,525       0.0%
*   China New Town Development Co., Ltd.                        416,254     14,776       0.0%
#   China NT Pharma Group Co., Ltd.                             198,000     48,721       0.0%
*   China Nuclear Energy Technology Corp., Ltd.                 114,000     19,529       0.0%
*   China Oceanwide Holdings, Ltd.                              314,000     17,121       0.0%
    China Oil & Gas Group, Ltd.                               1,990,000    148,639       0.0%
    China Oilfield Services, Ltd. Class H                       322,000    321,258       0.0%
#   China Oriental Group Co., Ltd.                              260,000    186,314       0.0%
    China Overseas Grand Oceans Group, Ltd.                     458,250    198,924       0.0%
    China Overseas Land & Investment, Ltd.                    1,118,000  3,746,006       0.3%
    China Overseas Property Holdings, Ltd.                      602,000    179,926       0.0%
    China Pacific Insurance Group Co., Ltd. Class H             140,600    620,422       0.1%
    China Pioneer Pharma Holdings, Ltd.                         119,000     38,261       0.0%
#   China Power Clean Energy Development Co., Ltd.              150,000     85,350       0.0%
#   China Power International Development, Ltd.               1,139,999    305,591       0.0%
*   China Properties Group, Ltd.                                128,000     24,589       0.0%
    China Railway Construction Corp., Ltd. Class H              535,000    633,562       0.1%
    China Railway Group, Ltd. Class H                           593,000    475,306       0.0%
    China Railway Signal & Communication Corp., Ltd. Class H    277,000    215,957       0.0%
*   China Rare Earth Holdings, Ltd.                             325,200     19,409       0.0%
    China Reinsurance Group Corp. Class H                     1,180,000    248,600       0.0%
    China Resources Cement Holdings, Ltd.                       574,000    602,171       0.1%
    China Resources Land, Ltd.                                  756,222  2,840,162       0.2%
    China Resources Power Holdings Co., Ltd.                    425,903    816,930       0.1%
*   China Ruifeng Renewable Energy Holdings, Ltd.               288,000     25,312       0.0%
*   China Rundong Auto Group, Ltd.                               23,000      9,353       0.0%
*   China Sandi Holdings, Ltd.                                  240,000     12,790       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                     181,000     69,705       0.0%
    China SCE Property Holdings, Ltd.                           601,600    301,890       0.0%
#*  China Shengmu Organic Milk, Ltd.                            243,000     28,322       0.0%
    China Shenhua Energy Co., Ltd. Class H                      668,884  1,640,677       0.1%
    China Shineway Pharmaceutical Group, Ltd.                    73,000    149,699       0.0%
    China Silver Group, Ltd.                                    224,000     41,192       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.             209,999     75,635       0.0%
    China South City Holdings, Ltd.                           1,134,000    246,563       0.0%
    China Southern Airlines Co., Ltd. Class H                   314,000    338,103       0.0%
#   China Southern Airlines Co., Ltd. Sponsored ADR               6,230    336,794       0.0%
    China State Construction International Holdings, Ltd.       477,408    620,894       0.1%
    China Sunshine Paper Holdings Co., Ltd.                      91,000     26,075       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                --------- ---------- ---------------
CHINA -- (Continued)
    China Suntien Green Energy Corp., Ltd. Class H                647,000 $  216,327       0.0%
*   China Taifeng Beddings Holdings, Ltd.                         134,000      3,457       0.0%
    China Taiping Insurance Holdings Co., Ltd.                    226,612    757,829       0.1%
#   China Telecom Corp., Ltd. ADR                                  16,175    779,635       0.1%
    China Telecom Corp., Ltd. Class H                              16,000      7,756       0.0%
#   China Tian Lun Gas Holdings, Ltd.                              79,500     54,684       0.0%
#   China Traditional Chinese Medicine Holdings Co., Ltd.         438,000    376,628       0.0%
    China Travel International Investment Hong Kong, Ltd.         648,000    241,604       0.0%
*   China Unicom Hong Kong, Ltd.                                1,380,000  1,951,387       0.1%
*   China Unicom Hong Kong, Ltd. ADR                               89,553  1,256,429       0.1%
    China Vanke Co., Ltd. Class H                                 207,500    857,566       0.1%
#   China Vast Industrial Urban Development Co., Ltd.              61,000     31,350       0.0%
    China Water Affairs Group, Ltd.                               296,000    280,919       0.0%
#*  China Water Industry Group, Ltd.                              324,000     66,717       0.0%
    China Wood Optimization Holding, Ltd.                          44,000     11,769       0.0%
    China XLX Fertiliser, Ltd.                                     69,000     27,133       0.0%
*   China Yurun Food Group, Ltd.                                  179,000     28,120       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                  253,000    204,585       0.0%
    China Zhongwang Holdings, Ltd.                                554,718    310,803       0.0%
    Chinasoft International, Ltd.                                 420,000    308,663       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H              476,000     45,871       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H             715,000    546,956       0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.     92,000      9,699       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                  132,000     33,855       0.0%
    CIFI Holdings Group Co., Ltd.                                 894,000    703,978       0.1%
#*  CIMC Enric Holdings, Ltd.                                     104,000    107,575       0.0%
*   CITIC Dameng Holdings, Ltd.                                   235,000     11,730       0.0%
    CITIC Resources Holdings, Ltd.                              1,070,000    120,513       0.0%
    CITIC Securities Co., Ltd. Class H                            176,500    430,259       0.0%
    CITIC, Ltd.                                                   298,433    455,110       0.0%
    Citychamp Watch & Jewellery Group, Ltd.                       286,000     61,124       0.0%
    Clear Media, Ltd.                                              24,000     18,347       0.0%
    CNOOC, Ltd.                                                 2,141,000  3,621,957       0.3%
    CNOOC, Ltd. Sponsored ADR                                      11,570  1,955,446       0.1%
#   Cogobuy Group                                                 152,000     73,511       0.0%
#   Colour Life Services Group Co., Ltd.                          109,000     92,744       0.0%
    Comba Telecom Systems Holdings, Ltd.                          426,533     60,614       0.0%
*   Comtec Solar Systems Group, Ltd.                              278,000      6,406       0.0%
    Concord New Energy Group, Ltd.                              1,644,648     77,269       0.0%
    Consun Pharmaceutical Group, Ltd.                             132,000    142,242       0.0%
*   Coolpad Group, Ltd.                                         1,110,160     10,880       0.0%
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H        419,654    207,222       0.0%
    COSCO SHIPPING Ports, Ltd.                                    506,261    445,244       0.0%
*   Coslight Technology International Group Co., Ltd.              78,000     30,824       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                           176,000    112,668       0.0%
    Country Garden Holdings Co., Ltd.                           1,090,000  2,222,580       0.2%
    CP Pokphand Co., Ltd.                                       1,790,000    161,263       0.0%
#   CPMC Holdings, Ltd.                                            77,000     47,472       0.0%
    CRCC High-Tech Equipment Corp., Ltd. Class H                  162,500     35,834       0.0%
*   CSMall Group, Ltd.                                             43,733      9,751       0.0%
    CSPC Pharmaceutical Group, Ltd.                               690,000  1,757,470       0.1%
#   CT Environmental Group, Ltd.                                  882,000    134,198       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                --------- ---------- ---------------
CHINA -- (Continued)
#*  Ctrip.com International, Ltd. ADR                              34,537 $1,412,563       0.1%
#*  CWT International, Ltd.                                       960,000     36,551       0.0%
*   DaChan Food Asia, Ltd.                                         57,000      3,617       0.0%
    Dah Chong Hong Holdings, Ltd.                                 276,000    146,600       0.0%
    Dalian Port PDA Co., Ltd. Class H                             266,799     43,343       0.0%
*   Daphne International Holdings, Ltd.                           418,000     21,444       0.0%
*   Datang International Power Generation Co., Ltd. Class H       644,000    210,923       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                        124,000     68,478       0.0%
*   DBA Telecommunication Asia Holdings, Ltd.                     112,000        936       0.0%
*   Differ Group Holding Co., Ltd.                                206,000     15,463       0.0%
*   Digital China Holdings, Ltd.                                  269,250    153,444       0.0%
*   Dongfang Electric Corp., Ltd. Class H                         109,600     85,504       0.0%
#   Dongjiang Environmental Co., Ltd. Class H                      42,600     60,122       0.0%
    Dongyue Group, Ltd.                                           290,000    241,441       0.0%
#   Dynagreen Environmental Protection Group Co., Ltd. Class H    110,000     56,773       0.0%
    E-Commodities Holdings, Ltd.                                  144,000     11,440       0.0%
*   eHi Car Services, Ltd. Sponsored ADR                            1,400     18,298       0.0%
    Embry Holdings, Ltd.                                           14,000      5,426       0.0%
    ENN Energy Holdings, Ltd.                                     176,000  1,645,868       0.1%
    Essex Bio-technology, Ltd.                                     53,000     46,776       0.0%
    EVA Precision Industrial Holdings, Ltd.                       184,000     28,672       0.0%
    Everbright Securities Co., Ltd. Class H                        48,000     57,600       0.0%
#   Fantasia Holdings Group Co., Ltd.                             787,500    154,879       0.0%
    Far East Horizon, Ltd.                                        500,000    496,143       0.0%
    First Tractor Co., Ltd. Class H                               154,000     53,742       0.0%
*   Forgame Holdings, Ltd.                                          4,800      6,101       0.0%
    Fu Shou Yuan International Group, Ltd.                        296,000    282,353       0.0%
    Fufeng Group, Ltd.                                            471,400    262,694       0.0%
#*  Fuguiniao Co., Ltd. Class H                                    51,000      4,727       0.0%
    Fullshare Holdings, Ltd.                                    1,002,483    550,372       0.1%
    Future Land Development Holdings, Ltd.                        666,000    551,492       0.1%
    Fuyao Glass Industry Group Co., Ltd. Class H                   91,600    314,836       0.0%
#*  GCL-Poly Energy Holdings, Ltd.                              5,026,000    621,690       0.1%
    Geely Automobile Holdings, Ltd.                             1,065,000  2,800,981       0.2%
    Gemdale Properties & Investment Corp., Ltd.                 1,146,000    129,981       0.0%
#   Genscript Biotech Corp.                                        78,000    260,017       0.0%
    GF Securities Co., Ltd. Class H                               107,600    189,440       0.0%
*   Glorious Property Holdings, Ltd.                            1,043,000     84,501       0.0%
#   Golden Eagle Retail Group, Ltd.                               169,000    194,142       0.0%
    Goldlion Holdings, Ltd.                                        92,152     38,157       0.0%
    Goldpac Group, Ltd.                                            85,000     26,119       0.0%
#   GOME Retail Holdings, Ltd.                                  3,207,940    345,067       0.0%
    Good Friend International Holdings, Inc.                       22,000      4,903       0.0%
#*  Grand Baoxin Auto Group, Ltd.                                 119,323     49,804       0.0%
    Greatview Aseptic Packaging Co., Ltd.                         357,000    236,604       0.0%
    Greenland Hong Kong Holdings, Ltd.                            384,000    176,921       0.0%
#   Greentown China Holdings, Ltd.                                209,500    276,084       0.0%
    Greentown Service Group Co., Ltd.                             146,000    121,417       0.0%
    Guangdong Investment, Ltd.                                    560,000    866,786       0.1%
*   Guangdong Land Holdings, Ltd.                                 142,000     31,937       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H              50,000     28,786       0.0%
    Guangshen Railway Co., Ltd. Class H                           140,000     81,181       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                    --------- ---------- ---------------
CHINA -- (Continued)
    Guangshen Railway Co., Ltd. Sponsored ADR                           6,762 $  196,098       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                      197,740    362,203       0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H     40,000    153,881       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                        392,400    932,969       0.1%
*   Guodian Technology & Environment Group Corp., Ltd. Class H        235,000     14,029       0.0%
    Guolian Securities Co., Ltd. Class H                               36,500     12,762       0.0%
#   Guorui Properties, Ltd.                                            94,000     30,972       0.0%
*   Guotai Junan Securities Co., Ltd. Class H                          46,400    108,765       0.0%
*   Haichang Ocean Park Holdings, Ltd.                                266,000     64,823       0.0%
    Haier Electronics Group Co., Ltd.                                 260,000    899,541       0.1%
#*  Hailiang Education Group, Inc. ADR                                  1,018     83,476       0.0%
    Haitian International Holdings, Ltd.                              200,000    532,260       0.1%
    Haitong Securities Co., Ltd. Class H                              375,600    512,847       0.1%
*   Hanergy Thin Film Power Group, Ltd.                             1,016,000      5,404       0.0%
*   Harbin Bank Co., Ltd. Class H                                     312,000     84,641       0.0%
#   HC International, Inc.                                            116,000     78,198       0.0%
*   Health and Happiness H&H International Holdings, Ltd.              71,000    509,950       0.1%
    Hengan International Group Co., Ltd.                              221,500  1,969,875       0.1%
    Hengdeli Holdings, Ltd.                                           687,200     31,284       0.0%
*   Hi Sun Technology China, Ltd.                                     393,000     60,142       0.0%
    Hilong Holding, Ltd.                                              346,000     52,457       0.0%
    Hisense Kelon Electrical Holdings Co., Ltd. Class H                68,000     69,056       0.0%
    HKC Holdings, Ltd.                                                 42,723     31,839       0.0%
    HNA Infrastructure Co., Ltd. Class H                               65,000     86,050       0.0%
*   Honghua Group, Ltd.                                               761,000     76,004       0.0%
    Honworld Group, Ltd.                                               25,500     11,506       0.0%
    Hopefluent Group Holdings, Ltd.                                    42,000     19,199       0.0%
    Hopewell Highway Infrastructure, Ltd.                             163,472     99,489       0.0%
    Hopson Development Holdings, Ltd.                                 223,000    237,234       0.0%
#   HOSA International, Ltd.                                          186,000     67,342       0.0%
*   Hua Han Health Industry Holdings, Ltd.                          1,184,000     29,990       0.0%
    Hua Hong Semiconductor, Ltd.                                       87,000    196,318       0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                          782,000    221,921       0.0%
    Huadian Power International Corp., Ltd. Class H                   382,000    155,018       0.0%
    Huaneng Power International, Inc. Class H                         352,000    232,637       0.0%
#   Huaneng Power International, Inc. Sponsored ADR                     6,108    159,541       0.0%
    Huaneng Renewables Corp., Ltd. Class H                          1,652,000    733,657       0.1%
    Huatai Securities Co., Ltd. Class H                               126,400    256,034       0.0%
    Huishang Bank Corp., Ltd. Class H                                  89,000     42,894       0.0%
#*  Hydoo International Holding, Ltd.                                 136,000      8,110       0.0%
*   IMAX China Holding, Inc.                                           42,200    140,048       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H             8,057,017  7,073,102       0.5%
*   JD.com, Inc. ADR                                                   29,767  1,086,793       0.1%
#   Jiangnan Group, Ltd.                                              488,000     29,150       0.0%
    Jiangsu Expressway Co., Ltd. Class H                              270,000    370,203       0.0%
    Jiangxi Copper Co., Ltd. Class H                                  235,000    334,099       0.0%
#*  Jiayuan International Group, Ltd.                                 142,000    263,482       0.0%
#*  Jinchuan Group International Resources Co., Ltd.                  418,000     85,259       0.0%
#*  JinkoSolar Holding Co., Ltd. ADR                                   10,218    187,807       0.0%
    JNBY Design, Ltd.                                                  42,000     85,201       0.0%
    Joy City Property, Ltd.                                           722,000    111,432       0.0%
    Ju Teng International Holdings, Ltd.                              316,000     61,509       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                   --------- ---------- ---------------
CHINA -- (Continued)
    K Wah International Holdings, Ltd.                               367,892 $  225,818       0.0%
*   Kai Yuan Holdings, Ltd.                                        1,320,000      8,746       0.0%
*   Kaisa Group Holdings, Ltd.                                       431,000    230,233       0.0%
    Kangda International Environmental Co., Ltd.                     250,000     42,850       0.0%
*   Kasen International Holdings, Ltd.                               254,000     58,949       0.0%
    Kingboard Chemical Holdings, Ltd.                                281,400  1,144,817       0.1%
    Kingboard Laminates Holdings, Ltd.                               382,473    509,795       0.1%
*   Kingdee International Software Group Co., Ltd.                   156,000    151,438       0.0%
    Kingsoft Corp., Ltd.                                             174,000    516,671       0.1%
#*  Koradior Holdings, Ltd.                                           52,000     60,150       0.0%
#*  KuangChi Science, Ltd.                                           349,000     79,292       0.0%
    Kunlun Energy Co., Ltd.                                        1,134,000    970,949       0.1%
    KWG Property Holding, Ltd.                                       421,330    567,549       0.1%
*   Labixiaoxin Snacks Group, Ltd.                                    73,000      4,548       0.0%
    Lai Fung Holdings, Ltd.                                           31,500     46,854       0.0%
    Le Saunda Holdings, Ltd.                                          92,400     13,446       0.0%
    Lee & Man Chemical Co., Ltd.                                      60,000     45,557       0.0%
    Lee & Man Paper Manufacturing, Ltd.                              403,000    443,896       0.0%
    Lee's Pharmaceutical Holdings, Ltd.                               45,500     58,828       0.0%
    Legend Holdings Corp. Class H                                     92,300    308,084       0.0%
#   Lenovo Group, Ltd.                                             2,398,000  1,138,513       0.1%
    Leoch International Technology, Ltd.                             148,000     22,321       0.0%
*   Leyou Technologies Holdings, Ltd.                                450,000    115,020       0.0%
*   Li Ning Co., Ltd.                                                283,000    318,646       0.0%
*   Lianhua Supermarket Holdings Co., Ltd. Class H                   120,200     32,258       0.0%
*   Lifestyle China Group, Ltd.                                      165,000     72,293       0.0%
#*  Lifetech Scientific Corp.                                        328,000     99,789       0.0%
#*  Link Motion, Inc. Sponsored ADR                                   24,777     48,315       0.0%
*   Lisi Group Holdings, Ltd.                                         10,000      1,525       0.0%
    Livzon Pharmaceutical Group, Inc. Class H                         16,640    119,858       0.0%
    Logan Property Holdings Co., Ltd.                                324,000    475,039       0.0%
    Longfor Properties Co., Ltd.                                     395,500  1,182,835       0.1%
#*  LongiTech Smart Energy Holding, Ltd.                              91,500     25,533       0.0%
    Lonking Holdings, Ltd.                                           403,000    183,132       0.0%
#   Luye Pharma Group, Ltd.                                          209,500    222,110       0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H                          534,000    262,116       0.0%
    Maoye International Holdings, Ltd.                               383,000     40,657       0.0%
    MIN XIN Holdings, Ltd.                                            66,000     44,577       0.0%
*   Mingfa Group International Co., Ltd.                             374,000      2,683       0.0%
#   Minmetals Land, Ltd.                                             347,644     66,041       0.0%
    Minth Group, Ltd.                                                234,000  1,111,059       0.1%
*   MMG, Ltd.                                                        750,000    556,401       0.1%
    MOBI Development Co., Ltd.                                       100,000     10,332       0.0%
    Mobile Internet China Holding, Ltd.                               50,000     13,233       0.0%
#   Modern Land China Co., Ltd.                                      184,000     34,382       0.0%
#*  Momo, Inc. Sponsored ADR                                          26,586    927,851       0.1%
#*  Munsun Capital Group, Ltd.                                     2,650,000      6,713       0.0%
#   Nan Hai Corp., Ltd.                                            3,500,000     90,479       0.0%
*   Nature Home Holding Co., Ltd.                                     19,000      3,224       0.0%
    NetEase, Inc. ADR                                                 13,404  3,445,766       0.2%
    New China Life Insurance Co., Ltd. Class H                        75,200    350,612       0.0%
    New Oriental Education & Technology Group, Inc. Sponsored ADR     10,924    981,412       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE++   OF NET ASSETS**
                                                                        --------- ----------- ---------------
CHINA -- (Continued)
#*  New Provenance Everlasting Holdings, Ltd.                           1,640,000 $    23,195       0.0%
*   New World Department Store China, Ltd.                                209,000      48,107       0.0%
    Nexteer Automotive Group, Ltd.                                        320,000     492,342       0.0%
    Nine Dragons Paper Holdings, Ltd.                                     466,000     695,020       0.1%
*   Noah Holdings, Ltd. Sponsored ADR                                       4,062     209,884       0.0%
#*  North Mining Shares Co., Ltd.                                       3,560,000      65,760       0.0%
    NVC Lighting Holdings, Ltd.                                           403,000      40,758       0.0%
#*  O-Net Technologies Group, Ltd.                                         88,000      56,212       0.0%
*   Ourgame International Holdings, Ltd.                                   93,000      16,971       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                             108,000      66,226       0.0%
#*  Ozner Water International Holding, Ltd.                               147,000      40,075       0.0%
#   Pacific Online, Ltd.                                                  219,000      34,505       0.0%
#*  Panda Green Energy Group, Ltd.                                        304,000      32,413       0.0%
*   Parkson Retail Group, Ltd.                                            380,000      46,611       0.0%
#   PAX Global Technology, Ltd.                                           244,000     110,372       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H             612,000     288,120       0.0%
#   Phoenix Media Investment Holdings, Ltd.                               230,000      24,491       0.0%
*   Phoenix New Media, Ltd. ADR                                             5,499      22,381       0.0%
    PICC Property & Casualty Co., Ltd. Class H                            322,388     577,129       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H                  1,144,000  11,178,481       0.8%
    Poly Culture Group Corp., Ltd. Class H                                 25,300      42,923       0.0%
*   Poly Property Group Co., Ltd.                                         655,111     304,488       0.0%
#   Postal Savings Bank of China Co., Ltd. Class H                        437,000     299,389       0.0%
    Pou Sheng International Holdings, Ltd.                                553,687      92,322       0.0%
    Powerlong Real Estate Holdings, Ltd.                                  493,000     254,213       0.0%
*   Prosperity International Holdings HK, Ltd.                            700,000       6,240       0.0%
*   PW Medtech Group, Ltd.                                                223,000      41,786       0.0%
#   Q Technology Group Co., Ltd.                                          103,000     125,405       0.0%
    Qingdao Port International Co., Ltd. Class H                          216,000     176,911       0.0%
    Qingling Motors Co., Ltd. Class H                                     234,000      74,802       0.0%
#   Qinhuangdao Port Co., Ltd. Class H                                    128,500      34,023       0.0%
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                               24,300       7,183       0.0%
    Qunxing Paper Holdings Co., Ltd.                                      124,416       5,992       0.0%
#   Red Star Macalline Group Corp., Ltd. Class H                           83,400     111,990       0.0%
#   Redco Group                                                           422,000     264,309       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                                 5,231,854     105,502       0.0%
    Road King Infrastructure, Ltd.                                         98,000     185,800       0.0%
#*  Ronshine China Holdings, Ltd.                                         144,000     213,602       0.0%
    Sany Heavy Equipment International Holdings Co., Ltd.                 344,000     106,646       0.0%
*   Scud Group, Ltd.                                                      206,000       5,118       0.0%
#   Seaspan Corp.                                                          18,764     144,295       0.0%
#*  Semiconductor Manufacturing International Corp.                       810,400   1,042,250       0.1%
#*  Semiconductor Manufacturing International Corp. ADR                    35,721     231,472       0.0%
#   Shandong Chenming Paper Holdings, Ltd. Class H                        105,500     160,194       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H               404,000     248,274       0.0%
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                       52,000      52,950       0.0%
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H    928,000      15,844       0.0%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H                58,000      53,296       0.0%
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H         83,000      39,027       0.0%
    Shanghai Haohai Biological Technology Co., Ltd. Class H                 5,900      38,578       0.0%
#   Shanghai Industrial Holdings, Ltd.                                    139,000     364,498       0.0%
    Shanghai Industrial Urban Development Group, Ltd.                     690,000     148,398       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
CHINA -- (Continued)
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H    522,000 $  215,886       0.0%
    Shanghai La Chapelle Fashion Co., Ltd. Class H                      20,000     20,841       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                         278,000     45,935       0.0%
*   Shanghai Zendai Property, Ltd.                                   2,775,000     66,836       0.0%
    Shengjing Bank Co., Ltd. Class H                                    97,500     65,137       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                              324,000     12,578       0.0%
    Shenguan Holdings Group, Ltd.                                      550,000     27,354       0.0%
    Shenzhen Expressway Co., Ltd. Class H                              188,000    190,776       0.0%
    Shenzhen International Holdings, Ltd.                              304,125    664,482       0.1%
    Shenzhen Investment, Ltd.                                        1,072,987    433,663       0.0%
    Shenzhou International Group Holdings, Ltd.                        137,000  1,495,524       0.1%
    Shimao Property Holdings, Ltd.                                     512,356  1,355,215       0.1%
*   Shougang Concord International Enterprises Co., Ltd.             3,138,000     86,114       0.0%
    Shougang Fushan Resources Group, Ltd.                              800,000    196,111       0.0%
    Shui On Land, Ltd.                                               1,023,521    275,593       0.0%
#*  Shunfeng International Clean Energy, Ltd.                          438,000     16,885       0.0%
    Sichuan Expressway Co., Ltd. Class H                               284,000     98,069       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                       1,180,000    285,192       0.0%
*   Silver Grant International Industries, Ltd.                        220,000     47,284       0.0%
    Sino Biopharmaceutical, Ltd.                                     1,210,000  2,548,029       0.2%
    Sino Harbour Holdings Group, Ltd.                                  118,000      5,163       0.0%
#*  Sino Oil And Gas Holdings, Ltd.                                  3,485,000     23,031       0.0%
    Sino-Ocean Group Holding, Ltd.                                     976,003    677,699       0.1%
#*  Sinofert Holdings, Ltd.                                            598,000     71,170       0.0%
#*  Sinolink Worldwide Holdings, Ltd.                                  404,000     47,940       0.0%
#*  SinoMedia Holding, Ltd.                                            118,644     31,697       0.0%
    Sinopec Kantons Holdings, Ltd.                                     312,000    147,586       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H                 1,078,000    715,802       0.1%
    Sinopharm Group Co., Ltd. Class H                                  282,000  1,189,115       0.1%
#   Sinosoft Technology Group, Ltd.                                    238,800    100,004       0.0%
    Sinotrans Shipping, Ltd.                                           419,673    108,671       0.0%
    Sinotrans, Ltd. Class H                                            604,000    346,068       0.0%
#   Sinotruk Hong Kong, Ltd.                                           233,500    273,574       0.0%
*   Skyfame Realty Holdings, Ltd.                                      192,000    134,950       0.0%
#   Skyworth Digital Holdings, Ltd.                                    669,193    304,082       0.0%
#   SMI Holdings Group, Ltd.                                           279,200    120,559       0.0%
    SOHO China, Ltd.                                                   691,412    355,030       0.0%
#*  Sohu.com, Inc.                                                       6,475    200,596       0.0%
#*  Sparkle Roll Group, Ltd.                                           456,000     28,344       0.0%
    Springland International Holdings, Ltd.                            239,000     67,300       0.0%
#*  SPT Energy Group, Inc.                                             270,000     29,035       0.0%
*   SRE Group, Ltd.                                                  2,226,857     51,662       0.0%
    SSY Group, Ltd.                                                    657,719    664,583       0.1%
    Sun Art Retail Group, Ltd.                                         688,000    773,279       0.1%
#   Sun King Power Electronics Group                                    96,000     19,061       0.0%
    Sunac China Holdings, Ltd.                                         130,000    552,204       0.1%
    Sunny Optical Technology Group Co., Ltd.                           124,400  2,029,913       0.2%
*   Sunshine 100 China Holdings, Ltd.                                   93,000     34,600       0.0%
    Symphony Holdings, Ltd.                                            550,000     73,307       0.0%
    TAL Education Group ADR                                             39,786  1,449,006       0.1%
#   Tarena International, Inc. ADR                                       8,606     87,007       0.0%
*   Taung Gold International, Ltd.                                   3,250,000     15,693       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                         --------- ----------- ---------------
CHINA -- (Continued)
    TCL Multimedia Technology Holdings, Ltd.                               198,666 $    90,485       0.0%
*   Tech Pro Technology Development, Ltd.                                1,644,000      10,683       0.0%
#*  Technovator International, Ltd.                                        108,000      26,621       0.0%
    Tencent Holdings, Ltd.                                                 675,400  33,204,611       2.2%
    Tenfu Cayman Holdings Co Ltd                                            34,000      16,736       0.0%
*   Tesson Holdings, Ltd.                                                   78,000      11,368       0.0%
    Texhong Textile Group, Ltd.                                            125,000     174,149       0.0%
    Tian An China Investment Co., Ltd.                                     140,000      84,977       0.0%
    Tian Ge Interactive Holdings, Ltd.                                      94,000      80,138       0.0%
#   Tian Shan Development Holdings, Ltd.                                   104,000      30,024       0.0%
    Tiande Chemical Holdings, Ltd.                                          52,000       7,044       0.0%
    Tiangong International Co., Ltd.                                       156,000      34,642       0.0%
#   Tianjin Capital Environmental Protection Group Co., Ltd. Class H        80,000      43,452       0.0%
#   Tianjin Development Holdings, Ltd.                                      80,000      35,809       0.0%
    Tianjin Port Development Holdings, Ltd.                                744,000     102,904       0.0%
    Tianneng Power International, Ltd.                                     292,000     421,325       0.0%
    Tianyi Summi Holdings, Ltd.                                            108,000      11,559       0.0%
    Tingyi Cayman Islands Holding Corp.                                    604,000   1,144,702       0.1%
    Tomson Group, Ltd.                                                     134,256      67,077       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                           176,000     282,926       0.0%
#   Tongda Group Holdings, Ltd.                                          1,240,000     274,635       0.0%
    Tonly Electronics Holdings, Ltd.                                        22,200      22,515       0.0%
    Top Spring International Holdings, Ltd.                                 64,500      26,755       0.0%
    Towngas China Co., Ltd.                                                275,826     245,805       0.0%
    TPV Technology, Ltd.                                                   401,412      49,447       0.0%
    Travelsky Technology, Ltd. Class H                                     146,500     427,931       0.0%
    Trigiant Group, Ltd.                                                   190,000      28,172       0.0%
#   Truly International Holdings, Ltd.                                     641,140     145,685       0.0%
    Tsaker Chemical Group, Ltd.                                             20,000      10,514       0.0%
#*  Tuniu Corp. Sponsored ADR                                                6,952      43,102       0.0%
    Uni-President China Holdings, Ltd.                                     291,966     276,005       0.0%
#   United Energy Group, Ltd.                                            1,814,000     151,816       0.0%
#   Universal Medical Financial & Technical Advisory Services Co., Ltd.    137,500     126,829       0.0%
#   Vinda International Holdings, Ltd.                                      53,000      91,622       0.0%
*   Vipshop Holdings, Ltd. ADR                                              93,011   1,439,810       0.1%
    Want Want China Holdings, Ltd.                                       1,625,000   1,435,964       0.1%
    Wasion Group Holdings, Ltd.                                            176,000      98,568       0.0%
#*  Weibo Corp. Sponsored ADR                                                  521      59,665       0.0%
    Weichai Power Co., Ltd. Class H                                        626,120     724,826       0.1%
    Weiqiao Textile Co. Class H                                             58,000      28,100       0.0%
*   West China Cement, Ltd.                                                864,000     175,241       0.0%
#   Wisdom Sports Group                                                    118,000      11,779       0.0%
#   Xiabuxiabu Catering Management China Holdings Co., Ltd.                 86,000     147,652       0.0%
    Xiamen International Port Co., Ltd. Class H                            360,000      63,065       0.0%
#*  Xinchen China Power Holdings, Ltd.                                     128,000      14,104       0.0%
    Xingda International Holdings, Ltd.                                    383,393     136,939       0.0%
*   Xingfa Aluminium Holdings, Ltd.                                         48,000      38,924       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H                  75,000      58,529       0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H               145,338     275,213       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                      236,000      32,556       0.0%
    Xinyi Solar Holdings, Ltd.                                           1,066,000     485,726       0.0%
    Xinyuan Real Estate Co., Ltd. ADR                                        9,856      49,576       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
CHINA -- (Continued)
    XTEP International Holdings, Ltd.                                   227,500 $    132,171       0.0%
    Yadea Group Holdings, Ltd.                                          248,000       85,169       0.0%
*   Yanchang Petroleum International, Ltd.                            2,200,000       29,697       0.0%
    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H        45,500      192,627       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                               226,000      282,798       0.0%
#*  Yashili International Holdings, Ltd.                                245,000       55,713       0.0%
#   YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H              19,200       91,174       0.0%
    Yida China Holdings, Ltd.                                            36,000       11,696       0.0%
#   Yihai International Holding, Ltd.                                    70,000       95,623       0.0%
    Yip's Chemical Holdings, Ltd.                                        88,000       30,955       0.0%
#   Yirendai, Ltd. ADR                                                    5,819      205,236       0.0%
#*  Youyuan International Holdings, Ltd.                                136,920       78,159       0.0%
*   Yuanda China Holdings, Ltd.                                         334,000        4,530       0.0%
*   YuanShengTai Dairy Farm, Ltd.                                       191,000        7,285       0.0%
    Yuexiu Property Co., Ltd.                                         2,231,292      502,000       0.1%
#   Yuexiu Transport Infrastructure, Ltd.                               198,752      149,866       0.0%
    Yum China Holdings, Inc.                                             57,348    2,452,200       0.2%
    Yunnan Water Investment Co., Ltd. Class H                            92,000       36,122       0.0%
    Yuzhou Properties Co., Ltd.                                         581,200      422,783       0.0%
*   YY, Inc. ADR                                                         14,570    1,404,402       0.1%
#   Zhaojin Mining Industry Co., Ltd. Class H                           222,000      173,781       0.0%
    Zhejiang Expressway Co., Ltd. Class H                               370,000      379,960       0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H              53,200       31,405       0.0%
*   Zhong An Real Estate, Ltd.                                          490,000       32,171       0.0%
    Zhongsheng Group Holdings, Ltd.                                     188,500      540,368       0.1%
#*  Zhongyu Gas Holdings, Ltd.                                           58,000       54,076       0.0%
    Zhuhai Holdings Investment Group, Ltd.                               82,000       10,518       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                        82,750      438,730       0.0%
    Zijin Mining Group Co., Ltd. Class H                              1,206,000      547,040       0.1%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H    414,400      177,998       0.0%
#*  ZTE Corp. Class H                                                    34,320       77,563       0.0%
                                                                                ------------      ----
TOTAL CHINA                                                                      259,901,101      17.3%
                                                                                ------------      ----
COLOMBIA -- (0.5%)
    Almacenes Exito SA                                                  125,478      757,615       0.1%
    Banco de Bogota SA                                                   11,364      281,172       0.0%
    Bancolombia SA                                                       40,533      479,073       0.1%
    Bancolombia SA Sponsored ADR                                         14,338      683,349       0.1%
    Celsia SA ESP                                                       178,763      294,655       0.0%
    Cementos Argos SA                                                   105,213      371,941       0.0%
*   Cemex Latam Holdings SA                                              76,893      237,061       0.0%
    Constructora Conconcreto SA                                           2,809          960       0.0%
    Corp. Financiera Colombiana SA                                       30,205      259,792       0.0%
    Ecopetrol SA                                                      1,443,837    1,593,438       0.1%
#   Ecopetrol SA Sponsored ADR                                           20,629      455,488       0.0%
*   Empresa de Telecomunicaciones de Bogota                             193,442       28,442       0.0%
    Grupo Argos SA                                                       32,088      228,469       0.0%
    Grupo Aval Acciones y Valores SA                                     12,451      110,316       0.0%
    Grupo de Inversiones Suramericana SA                                 28,032      389,001       0.0%
    Grupo Energia Bogota SA ESP                                         209,345      153,527       0.0%
    Grupo Nutresa SA                                                     41,513      401,984       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
COLOMBIA -- (Continued)
    Interconexion Electrica SA ESP                   136,072 $  701,443       0.1%
    Mineros SA                                         5,269      4,436       0.0%
    Promigas SA ESP                                    7,608     20,043       0.0%
                                                             ----------       ---
TOTAL COLOMBIA                                                7,452,205       0.5%
                                                             ----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                          63,342  1,617,569       0.1%
    Komercni Banka A.S.                                7,139    308,007       0.0%
    Moneta Money Bank A.S.                           135,293    486,305       0.1%
    O2 Czech Republic A.S.                            23,932    327,145       0.0%
                                                             ----------       ---
TOTAL CZECH REPUBLIC                                          2,739,026       0.2%
                                                             ----------       ---
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E. GDR   213,565  1,092,816       0.1%
    Egyptian Financial Group-Hermes Holding Co. GDR    1,061      2,937       0.0%
                                                             ----------       ---
TOTAL EGYPT                                                   1,095,753       0.1%
                                                             ----------       ---
GREECE -- (0.2%)
    Aegean Airlines SA                                14,009    157,791       0.0%
*   Alpha Bank AE                                     11,944     31,553       0.0%
    Athens Water Supply & Sewage Co. SA (The)          9,282     66,446       0.0%
    Bank of Greece                                        93      1,695       0.0%
*   Ellaktor SA                                       37,044     73,604       0.0%
*   FF Group                                          11,777    223,286       0.0%
    Fourlis Holdings SA                               16,770    119,464       0.0%
*   GEK Terna Holding Real Estate Construction SA     19,516    118,707       0.0%
    Hellenic Exchanges - Athens Stock Exchange SA     17,189    108,155       0.0%
    Hellenic Petroleum SA                             13,422    136,568       0.0%
    Hellenic Telecommunications Organization SA       61,926    901,543       0.1%
*   HOLDING Co. ADMIE IPTO SA                         23,407     52,184       0.0%
*   Intracom Holdings SA                              23,370     24,147       0.0%
    JUMBO SA                                          30,650    561,032       0.1%
*   Lamda Development SA                              10,911     87,821       0.0%
*   Marfin Investment Group Holdings SA              371,966     73,537       0.0%
    Motor Oil Hellas Corinth Refineries SA            20,574    490,217       0.1%
*   Mytilineos Holdings SA                            22,976    277,052       0.0%
*   National Bank of Greece SA                        18,817      7,823       0.0%
*   Piraeus Bank SA                                      190        803       0.0%
    Piraeus Port Authority SA                            988     19,549       0.0%
*   Public Power Corp. SA                             23,407     77,220       0.0%
    Terna Energy SA                                   15,305     94,371       0.0%
    Titan Cement Co. SA                                9,067    238,777       0.0%
                                                             ----------       ---
TOTAL GREECE                                                  3,943,345       0.3%
                                                             ----------       ---
HONG KONG -- (0.0%)
*   AAG Energy Holdings, Ltd.                         54,000     10,307       0.0%
                                                             ----------       ---
HUNGARY -- (0.4%)
*   CIG Pannonia Life Insurance P.L.C. Class A        12,173     21,854       0.0%
    Magyar Telekom Telecommunications P.L.C.         246,191    425,827       0.0%
    MOL Hungarian Oil & Gas P.L.C.                   206,301  2,383,967       0.2%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES   VALUE++   OF NET ASSETS**
                                               ------- ---------- ---------------
HUNGARY -- (Continued)
    OTP Bank P.L.C.                             67,248 $2,932,239       0.2%
                                                       ----------       ---
TOTAL HUNGARY                                           5,763,887       0.4%
                                                       ----------       ---
INDIA -- (10.9%)
*   3M India, Ltd.                                 549    167,926       0.0%
*   5Paisa Capital, Ltd.                         4,308     26,087       0.0%
    8K Miles Software Services, Ltd.             1,219     14,254       0.0%
    Aarti Industries                            15,698    313,543       0.0%
*   Aban Offshore, Ltd.                         10,760     27,963       0.0%
    ABB India, Ltd.                              6,497    131,777       0.0%
    Abbott India, Ltd.                           1,082    100,568       0.0%
    ACC, Ltd.                                   12,940    306,157       0.0%
    Adani Enterprises, Ltd.                    146,362    305,134       0.0%
*   Adani Green Energy, Ltd.                   111,381     42,874       0.0%
    Adani Ports & Special Economic Zone, Ltd.  251,065  1,524,713       0.1%
*   Adani Power, Ltd.                          470,066    178,661       0.0%
*   Adani Transmissions, Ltd.                  105,208    263,563       0.0%
*   Aditya Birla Capital, Ltd.                  79,868    190,427       0.0%
*   Aditya Birla Fashion and Retail, Ltd.      134,550    294,672       0.0%
    Advanced Enzyme Technologies, Ltd.           2,976     11,607       0.0%
    Aegis Logistics, Ltd.                       47,377    204,063       0.0%
    Agro Tech Foods, Ltd.                        1,273     13,225       0.0%
*   Ahluwalia Contracts India Ltd.               2,080     13,070       0.0%
    AIA Engineering, Ltd.                       13,290    287,017       0.0%
    Ajanta Pharma, Ltd.                         12,996    263,291       0.0%
    Akzo Nobel India, Ltd.                       6,702    193,208       0.0%
    Alembic Pharmaceuticals, Ltd.               27,495    220,292       0.0%
    Alembic, Ltd.                               56,544     48,276       0.0%
    Alkem Laboratories, Ltd.                     1,366     40,236       0.0%
*   Allahabad Bank                             105,555     77,321       0.0%
    Allcargo Logistics, Ltd.                    27,460     57,298       0.0%
    Amara Raja Batteries, Ltd.                  12,973    166,771       0.0%
    Ambuja Cements, Ltd.                        85,103    318,645       0.0%
*   Amtek Auto, Ltd.                            52,973     11,491       0.0%
    Anant Raj, Ltd.                             53,435     37,448       0.0%
*   Andhra Bank                                 95,200     56,424       0.0%
    Andhra Sugars, Ltd. (The)                    2,017     11,929       0.0%
    Apar Industries, Ltd.                        7,842     94,685       0.0%
    APL Apollo Tubes, Ltd.                       2,934     96,174       0.0%
    Apollo Tyres, Ltd.                         164,832    723,909       0.1%
    Arvind, Ltd.                                84,021    530,872       0.1%
    Asahi India Glass, Ltd.                     19,060    103,886       0.0%
    Ashiana Housing, Ltd.                        4,261     10,161       0.0%
    Ashok Leyland, Ltd.                        603,939  1,480,418       0.1%
    Ashoka Buildcon, Ltd.                       18,406     77,826       0.0%
    Asian Granito India, Ltd.                    1,519     10,900       0.0%
    Asian Paints, Ltd.                          67,549  1,212,642       0.1%
    Astral Polytechnik, Ltd.                     6,731     95,122       0.0%
    Atul, Ltd.                                   6,092    269,885       0.0%
    Automotive Axles, Ltd.                       3,807     86,773       0.0%
    Avanti Feeds, Ltd.                           3,871    144,084       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Axis Bank, Ltd.                          229,173 $1,772,503       0.1%
    Bajaj Auto, Ltd.                          17,773    781,645       0.1%
    Bajaj Corp., Ltd.                         29,693    212,996       0.0%
    Bajaj Finance, Ltd.                       48,391  1,374,929       0.1%
    Bajaj Finserv, Ltd.                       19,460  1,593,305       0.1%
*   Bajaj Hindusthan Sugar, Ltd.             210,829     27,407       0.0%
    Bajaj Holdings & Investment, Ltd.         14,226    574,447       0.1%
    Balaji Amines, Ltd.                        5,277     55,997       0.0%
    Balaji Telefilms, Ltd.                     4,388      8,574       0.0%
    Balkrishna Industries, Ltd.               45,952    876,519       0.1%
*   Ballarpur Industries, Ltd.                47,325      9,338       0.0%
    Balmer Lawrie & Co., Ltd.                 12,472     41,044       0.0%
    Balrampur Chini Mills, Ltd.               81,604     85,801       0.0%
    Banco Products India, Ltd.                 8,263     28,602       0.0%
    Bank of Baroda                            79,314    175,542       0.0%
*   Bank of India                             66,618    102,988       0.0%
*   Bank Of Maharashtra                       36,741      7,640       0.0%
    Bannari Amman Sugars, Ltd.                   894     22,377       0.0%
    Bata India, Ltd.                          12,974    155,011       0.0%
    BEML, Ltd.                                 3,916     62,138       0.0%
    Berger Paints India, Ltd.                106,165    455,163       0.0%
*   BGR Energy Systems, Ltd.                   7,400     11,918       0.0%
    Bhansali Engineering Polymers, Ltd.       12,160     34,518       0.0%
*   Bharat Financial Inclusion, Ltd.          13,479    233,414       0.0%
    Bharat Forge, Ltd.                       102,023  1,180,737       0.1%
    Bharat Petroleum Corp., Ltd.             160,821    928,176       0.1%
    Bharti Airtel, Ltd.                      503,083  3,078,409       0.2%
    Bharti Infratel, Ltd.                    107,703    509,212       0.1%
    Biocon, Ltd.                              58,802    584,537       0.1%
    Birla Corp., Ltd.                          9,681    110,692       0.0%
    Blue Star, Ltd.                           14,558    174,501       0.0%
    Bodal Chemicals, Ltd.                     21,834     38,535       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.   33,291    153,359       0.0%
*   Bombay Rayon Fashions, Ltd.               10,931      3,769       0.0%
    Bosch, Ltd.                                  893    258,889       0.0%
    Brigade Enterprises, Ltd.                 21,714     90,534       0.0%
    Britannia Industries, Ltd.                 7,005    577,870       0.1%
    Can Fin Homes, Ltd.                       16,523    104,081       0.0%
    Canara Bank                               40,639    160,795       0.0%
    Capital First, Ltd.                        9,181     88,008       0.0%
    Carborundum Universal, Ltd.               29,311    167,549       0.0%
    Care Ratings, Ltd.                         8,973    170,659       0.0%
    Castrol India, Ltd.                       64,260    187,091       0.0%
    CCL Products India, Ltd.                  28,376    132,902       0.0%
    Ceat, Ltd.                                11,339    268,827       0.0%
    Century Plyboards India, Ltd.             37,659    183,052       0.0%
    Cera Sanitaryware, Ltd.                    1,579     74,563       0.0%
    CESC, Ltd.                                27,985    444,464       0.0%
*   CG Power and Industrial Solutions, Ltd.  203,600    254,512       0.0%
    Chambal Fertilizers & Chemicals, Ltd.     72,529    210,699       0.0%
    Chennai Petroleum Corp., Ltd.             22,713    108,387       0.0%
    Chennai Super Kings Cricket, Ltd.        130,176        823       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
INDIA -- (Continued)
    Cholamandalam Investment and Finance Co., Ltd.    14,306 $  370,665       0.0%
    City Union Bank, Ltd.                             91,347    251,274       0.0%
    Clariant Chemicals India, Ltd.                     2,197     17,727       0.0%
    Coal India, Ltd.                                 112,997    479,238       0.1%
*   Coffee Day Enterprises, Ltd.                       5,114     26,428       0.0%
    Colgate-Palmolive India, Ltd.                     32,523    545,547       0.1%
    Container Corp. Of India, Ltd.                    11,256    221,291       0.0%
    Coromandel International, Ltd.                    43,846    307,795       0.0%
*   Corp. Bank                                        99,087     44,451       0.0%
    Cox & Kings, Ltd.                                 51,200    167,280       0.0%
    CRISIL, Ltd.                                       8,791    248,131       0.0%
    Crompton Greaves Consumer Electricals, Ltd.      196,701    689,186       0.1%
    Cummins India, Ltd.                               17,159    197,757       0.0%
    Cyient, Ltd.                                      23,996    272,233       0.0%
    Dabur India, Ltd.                                 90,807    503,383       0.1%
    Dalmia Bharat, Ltd.                               20,121    918,596       0.1%
*   DB Corp., Ltd.                                    19,422     87,290       0.0%
*   DB Realty, Ltd.                                   62,003     59,202       0.0%
    DCB Bank, Ltd.                                    90,090    261,972       0.0%
    DCM Shriram, Ltd.                                 26,469    131,030       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.   12,197     64,367       0.0%
    Deepak Nitrite, Ltd.                              14,093     56,690       0.0%
*   Dena Bank                                         94,353     27,472       0.0%
    Dewan Housing Finance Corp., Ltd.                 95,892    914,654       0.1%
    DFM Foods, Ltd.                                      401      8,741       0.0%
    Dhampur Sugar Mills, Ltd.                         15,975     22,806       0.0%
    Dhanuka Agritech, Ltd.                             1,990     17,561       0.0%
*   Diligent Media Corp., Ltd.                         5,340        701       0.0%
    Dilip Buildcon, Ltd.                               2,236     38,667       0.0%
*   Dish TV India, Ltd.                              176,773    198,771       0.0%
*   Dishman Carbogen Amcis, Ltd.                      29,404    165,853       0.0%
    Divi's Laboratories, Ltd.                         41,416    742,124       0.1%
    DLF, Ltd.                                        128,679    426,184       0.0%
    Dr Lal PathLabs, Ltd.                              2,210     28,002       0.0%
*   Dredging Corp. Of India, Ltd.                      3,050     28,316       0.0%
*   Dynamatic Technologies, Ltd.                       1,869     51,771       0.0%
    eClerx Services, Ltd.                             12,162    241,364       0.0%
    Edelweiss Financial Services, Ltd.               165,909    707,424       0.1%
    Eicher Motors, Ltd.                                2,874  1,336,631       0.1%
    EID Parry India, Ltd.                             39,453    161,974       0.0%
    EIH, Ltd.                                         48,850    127,431       0.0%
    Electrosteel Castings, Ltd.                       34,724     15,233       0.0%
    Elgi Equipments, Ltd.                              8,125     34,428       0.0%
    Emami, Ltd.                                       24,719    412,183       0.0%
    Endurance Technologies, Ltd.                       1,631     30,976       0.0%
    Engineers India, Ltd.                             42,391    100,261       0.0%
    Entertainment Network India, Ltd.                  2,514     25,913       0.0%
*   Eros International Media, Ltd.                    11,209     29,232       0.0%
    Escorts, Ltd.                                     22,945    343,449       0.0%
    Essel Propack, Ltd.                               39,874    159,574       0.0%
    Exide Industries, Ltd.                            99,213    366,657       0.0%
    FDC, Ltd.                                         22,122     82,960       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                          SHARES   VALUE++   OF NET ASSETS**
                                                          ------- ---------- ---------------
INDIA -- (Continued)
    Federal Bank, Ltd.                                    505,957 $  742,429       0.1%
*   Federal-Mogul Goetze India, Ltd.                        3,768     26,898       0.0%
    FIEM Industries, Ltd.                                   1,448     20,052       0.0%
    Finolex Cables, Ltd.                                   29,548    307,474       0.0%
    Finolex Industries, Ltd.                               17,949    175,744       0.0%
*   Firstsource Solutions, Ltd.                           142,208    134,818       0.0%
    Future Enterprises, Ltd.                               69,930     39,911       0.0%
    Future Lifestyle Fashions, Ltd.                         1,940     12,589       0.0%
*   Future Retail, Ltd.                                    74,309    670,191       0.1%
    Gabriel India, Ltd.                                    37,453     85,836       0.0%
    GAIL India, Ltd.                                      121,207    589,788       0.1%
    Garware Wall Ropes, Ltd.                                4,765     69,810       0.0%
    Gateway Distriparks, Ltd.                              36,072     90,884       0.0%
    Gati, Ltd.                                             16,063     29,068       0.0%
    Genus Power Infrastructures, Ltd.                      35,185     27,167       0.0%
    Geojit Financial Services, Ltd.                        18,501     28,387       0.0%
    GHCL, Ltd.                                             15,295     62,962       0.0%
    GIC Housing Finance, Ltd.                              12,531     81,421       0.0%
    Gillette India, Ltd.                                    2,089    204,239       0.0%
*   GMR Infrastructure, Ltd.                              870,283    265,598       0.0%
    Godrej Consumer Products, Ltd.                         70,280  1,173,222       0.1%
    Godrej Industries, Ltd.                                10,514     94,396       0.0%
    Granules India, Ltd.                                   26,086     42,311       0.0%
    Graphite India, Ltd.                                   10,773    111,241       0.0%
    Grasim Industries, Ltd.                                68,116  1,105,810       0.1%
    Great Eastern Shipping Co., Ltd. (The)                 31,209    170,968       0.0%
    Greaves Cotton, Ltd.                                   47,399     88,091       0.0%
    Greenply Industries, Ltd.                              12,449     57,401       0.0%
    Grindwell Norton, Ltd.                                  4,651     36,167       0.0%
    Gruh Finance, Ltd.                                     47,155    475,985       0.1%
    Gujarat Alkalies & Chemicals, Ltd.                     10,847    121,795       0.0%
    Gujarat Ambuja Exports, Ltd.                           20,394     88,349       0.0%
    Gujarat Fluorochemicals, Ltd.                          13,628    173,583       0.0%
    Gujarat Gas, Ltd.                                      14,084    186,175       0.0%
    Gujarat Industries Power Co., Ltd.                     19,775     30,757       0.0%
    Gujarat Mineral Development Corp., Ltd.                48,359     97,734       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.   25,754    183,620       0.0%
    Gujarat Pipavav Port, Ltd.                             59,367    130,246       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.            73,343    147,088       0.0%
    Gujarat State Petronet, Ltd.                           48,070    127,668       0.0%
    Gulf Oil Lubricants India, Ltd.                         3,762     52,889       0.0%
*   GVK Power & Infrastructure, Ltd.                      350,798     78,182       0.0%
*   Hathway Cable & Datacom, Ltd.                         113,680     59,389       0.0%
    Hatsun Agro Products, Ltd.                              7,230     84,616       0.0%
    Havells India, Ltd.                                    55,386    451,439       0.0%
    HBL Power Systems, Ltd.                                26,967     19,483       0.0%
    HCL Technologies, Ltd.                                194,809  3,066,257       0.2%
    HDFC Bank, Ltd.                                       193,056  5,604,588       0.4%
*   HealthCare Global Enterprises, Ltd.                     8,361     37,472       0.0%
    HEG, Ltd.                                               2,331     96,149       0.0%
    HeidelbergCement India, Ltd.                           39,068     90,752       0.0%
    Heritage Foods, Ltd.                                    6,774     72,046       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
INDIA -- (Continued)
    Hero Motocorp, Ltd.                          15,571 $  868,136       0.1%
    Hexaware Technologies, Ltd.                  69,847    468,160       0.1%
    Hikal, Ltd.                                  10,383     39,513       0.0%
*   Himachal Futuristic Communications, Ltd.    275,133    114,007       0.0%
    Himatsingka Seide, Ltd.                      11,411     65,936       0.0%
    Hindalco Industries, Ltd.                   594,927  2,083,401       0.2%
    Hinduja Global Solutions, Ltd.                3,291     46,698       0.0%
    Hindustan Petroleum Corp., Ltd.             143,330    651,471       0.1%
    Hindustan Unilever, Ltd.                    141,308  3,168,195       0.2%
    Honda SIEL Power Products, Ltd.                 575     12,866       0.0%
    Honeywell Automation India, Ltd.                764    217,714       0.0%
*   Housing Development & Infrastructure, Ltd.  116,407     57,431       0.0%
    Housing Development Finance Corp., Ltd.     202,308  5,688,692       0.4%
    HSIL, Ltd.                                   17,822    100,793       0.0%
    HT Media, Ltd.                               27,555     37,119       0.0%
    Huhtamaki PPL, Ltd.                          11,366     60,735       0.0%
    I G Petrochemicals, Ltd.                      4,437     50,565       0.0%
    ICICI Bank, Ltd.                             55,916    238,274       0.0%
    ICICI Bank, Ltd. Sponsored ADR              123,885  1,054,257       0.1%
    ICICI Prudential Life Insurance Co., Ltd.     1,780     11,336       0.0%
*   IDBI Bank, Ltd.                             150,413    148,071       0.0%
*   Idea Cellular, Ltd.                         932,788    963,758       0.1%
    IDFC Bank, Ltd.                             298,839    215,018       0.0%
    IDFC, Ltd.                                  441,791    384,219       0.0%
*   IFB Industries, Ltd.                          3,858     70,614       0.0%
*   IFCI, Ltd.                                  381,182    112,985       0.0%
    IIFL Holdings, Ltd.                         107,694  1,233,774       0.1%
*   IL&FS Transportation Networks, Ltd.          35,931     34,032       0.0%
    India Cements, Ltd. (The)                    99,315    217,460       0.0%
    Indiabulls Housing Finance, Ltd.            143,708  2,801,950       0.2%
*   Indiabulls Real Estate, Ltd.                 79,606    254,124       0.0%
    Indiabulls Ventures, Ltd.(B2QP4C2)           34,923    251,201       0.0%
*   Indiabulls Ventures, Ltd.(BD0N708)            6,548     29,439       0.0%
    Indian Bank                                  44,985    216,120       0.0%
    Indian Hotels Co., Ltd. (The)               118,419    260,624       0.0%
    Indian Hume Pipe Co., Ltd.                    3,079     15,892       0.0%
    Indian Metals & Ferro Alloys, Ltd.            2,835     20,155       0.0%
    Indian Oil Corp., Ltd.                      264,644    639,808       0.1%
*   Indian Overseas Bank                        159,455     43,744       0.0%
    Indo Count Industries, Ltd.                  19,752     27,660       0.0%
    Indoco Remedies, Ltd.                        16,097     48,478       0.0%
    Indraprastha Gas, Ltd.                      107,297    459,889       0.1%
    IndusInd Bank, Ltd.                          17,880    506,183       0.1%
    INEOS Styrolution India, Ltd.                 1,619     22,295       0.0%
    Infosys, Ltd.                               488,499  8,758,309       0.6%
#   Infosys, Ltd. Sponsored ADR                  94,315  1,666,546       0.1%
    Ingersoll-Rand India, Ltd.                    4,394     44,650       0.0%
*   Inox Leisure, Ltd.                           21,648     89,038       0.0%
*   Inox Wind, Ltd.                              21,822     35,111       0.0%
    Insecticides India, Ltd.                        983     10,789       0.0%
*   Intellect Design Arena, Ltd.                 22,152     65,543       0.0%
    InterGlobe Aviation, Ltd.                    12,288    257,006       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
INDIA -- (Continued)
*   International Paper APPM, Ltd.                           2,375 $   11,778       0.0%
    IRB Infrastructure Developers, Ltd.                     83,799    349,756       0.0%
    ITD Cementation India, Ltd.                             17,120     42,387       0.0%
    J Kumar Infraprojects, Ltd.                             13,416     56,636       0.0%
    Jagran Prakashan, Ltd.                                  56,974    144,864       0.0%
    Jai Corp., Ltd.                                         22,407     52,754       0.0%
    Jain Irrigation Systems, Ltd.                          199,656    346,872       0.0%
*   Jaiprakash Power Ventures, Ltd.                        476,905     26,633       0.0%
*   Jammu & Kashmir Bank, Ltd. (The)                       125,679    106,333       0.0%
    Jamna Auto Industries, Ltd.                             77,992    113,394       0.0%
*   Jaypee Infratech, Ltd.                                 255,716     19,754       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                    12,897     61,766       0.0%
*   Jet Airways India, Ltd.                                 13,549    129,655       0.0%
    Jindal Poly Films, Ltd.                                  2,316     10,622       0.0%
    Jindal Saw, Ltd.                                        82,171    151,851       0.0%
*   Jindal Stainless Hisar, Ltd.                            22,698     62,875       0.0%
*   Jindal Stainless, Ltd.                                  24,803     34,055       0.0%
*   Jindal Steel & Power, Ltd.                             177,581    663,001       0.1%
*   JITF Infralogistics, Ltd.                                8,904      4,769       0.0%
    JK Cement, Ltd.                                          9,514    142,509       0.0%
    JK Lakshmi Cement, Ltd.                                 13,039     79,616       0.0%
    JK Paper, Ltd.                                          34,015     71,680       0.0%
    JK Tyre & Industries, Ltd.                              53,863    125,556       0.0%
    JM Financial, Ltd.                                     157,571    329,756       0.0%
    JMC Projects India, Ltd.                                 2,434     24,273       0.0%
    Johnson Controls-Hitachi Air Conditioning India, Ltd.    3,287    126,739       0.0%
    JSW Energy, Ltd.                                       227,178    288,809       0.0%
*   JSW Holdings, Ltd.                                       1,476     43,128       0.0%
    JSW Steel, Ltd.                                        629,580  3,054,016       0.2%
    Jubilant Foodworks, Ltd.                                13,924    528,383       0.1%
    Jubilant Life Sciences, Ltd.                            38,766    511,411       0.1%
*   Just Dial, Ltd.                                         13,708     90,742       0.0%
    Jyothy Laboratories, Ltd.                               13,590     73,513       0.0%
    Kajaria Ceramics, Ltd.                                  46,896    383,451       0.0%
    Kalpataru Power Transmission, Ltd.                      29,121    212,824       0.0%
    Kalyani Steels, Ltd.                                     8,251     39,322       0.0%
    Kansai Nerolac Paints, Ltd.                             47,210    352,161       0.0%
    Karnataka Bank, Ltd. (The)                              79,646    145,846       0.0%
    Karur Vysya Bank, Ltd. (The)                           156,843    255,793       0.0%
    Kaveri Seed Co., Ltd.                                   10,715     85,249       0.0%
    KCP, Ltd.                                               22,975     46,302       0.0%
    KEC International, Ltd.                                 50,704    308,296       0.0%
    KEI Industries, Ltd.                                    14,724     96,206       0.0%
*   Kiri Industries, Ltd.                                    4,911     29,936       0.0%
    Kirloskar Oil Engines, Ltd.                             25,693    128,262       0.0%
    Kitex Garments, Ltd.                                    17,014     60,285       0.0%
    KNR Constructions, Ltd.                                 14,913     72,141       0.0%
    Kolte-Patil Developers, Ltd.                            10,557     51,335       0.0%
    Kotak Mahindra Bank, Ltd.                               85,808  1,555,128       0.1%
    KPIT Technologies, Ltd.                                 80,994    311,264       0.0%
    KPR Mill, Ltd.                                           7,223     76,051       0.0%
    KRBL, Ltd.                                              34,591    231,339       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
INDIA -- (Continued)
    Kwality, Ltd.                            25,524 $   18,544       0.0%
    L&T Finance Holdings, Ltd.              167,375    431,742       0.0%
    LA Opala RG, Ltd.                         2,832     11,786       0.0%
    Lakshmi Machine Works, Ltd.                 304     38,389       0.0%
    Lakshmi Vilas Bank, Ltd. (The)           20,345     27,589       0.0%
    LEEL Electricals, Ltd.                    6,531     22,485       0.0%
    LG Balakrishnan & Bros, Ltd.              1,426     27,854       0.0%
    LIC Housing Finance, Ltd.               141,823  1,157,439       0.1%
    Linde India, Ltd.                         4,251     28,561       0.0%
    LT Foods, Ltd.                           40,016     54,038       0.0%
    Lumax Industries, Ltd.                      348     11,936       0.0%
    LUX Industries, Ltd.                      2,233     65,770       0.0%
    Magma Fincorp, Ltd.                      35,616     91,336       0.0%
    Maharashtra Seamless, Ltd.               12,963     89,255       0.0%
*   Mahindra CIE Automotive, Ltd.            29,758    111,957       0.0%
    Man Infraconstruction, Ltd.              34,618     27,264       0.0%
    Manappuram Finance, Ltd.                247,097    449,840       0.0%
    Marico, Ltd.                            180,600    898,573       0.1%
    Marksans Pharma, Ltd.                    60,161     29,891       0.0%
*   Max Financial Services, Ltd.             45,676    354,047       0.0%
    Mayur Uniquoters, Ltd.                    5,109     37,902       0.0%
    McLeod Russel India, Ltd.                23,301     54,179       0.0%
    Meghmani Organics, Ltd.                  52,538     80,910       0.0%
    MEP Infrastructure Developers, Ltd.       8,450     10,361       0.0%
    Mercator, Ltd.                           38,756     17,012       0.0%
    Merck, Ltd.                               1,462     46,260       0.0%
    Minda Corp., Ltd.                        28,245     77,769       0.0%
    Minda Industries, Ltd.                    9,158    152,196       0.0%
    MindTree, Ltd.                           65,352  1,057,059       0.1%
    Mirza International, Ltd.                 8,582     17,537       0.0%
    MOIL, Ltd.                               34,250    104,815       0.0%
    Monsanto India, Ltd.                      1,594     63,980       0.0%
    Monte Carlo Fashions, Ltd.                1,510     12,323       0.0%
    Motherson Sumi Systems, Ltd.            218,312  1,151,305       0.1%
    Motilal Oswal Financial Services, Ltd.    8,695    127,233       0.0%
    Mphasis, Ltd.                            42,941    677,023       0.1%
*   MPS, Ltd.                                 2,372     23,392       0.0%
    MRF, Ltd.                                   684    815,617       0.1%
    Munjal Showa, Ltd.                        5,198     17,641       0.0%
    Muthoot Finance, Ltd.                    51,241    343,530       0.0%
    National Aluminium Co., Ltd.            236,653    282,004       0.0%
    Nava Bharat Ventures, Ltd.               43,169     95,880       0.0%
    Navin Fluorine International, Ltd.        2,970     34,122       0.0%
*   Navkar Corp., Ltd.                        6,526     17,177       0.0%
    Navneet Education, Ltd.                  38,407     84,075       0.0%
    NBCC India, Ltd.                         46,572     72,945       0.0%
    NCC, Ltd.                               227,112    450,720       0.0%
    NESCO, Ltd.                              11,674    102,361       0.0%
    Nestle India, Ltd.                        5,986    842,172       0.1%
*   Neuland Laboratories, Ltd.                1,555     16,527       0.0%
    NHPC, Ltd.                              682,551    291,313       0.0%
    NIIT Technologies, Ltd.                  21,859    376,541       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------- ---------- ---------------
INDIA -- (Continued)
*   NIIT, Ltd.                                     23,857 $   41,143       0.0%
    Nilkamal, Ltd.                                  2,321     59,262       0.0%
    NLC India, Ltd.                                63,312     83,847       0.0%
    NOCIL, Ltd.                                    29,828     96,750       0.0%
    NRB Bearings, Ltd.                             15,180     39,192       0.0%
    NTPC, Ltd.                                    222,671    572,898       0.1%
    Oberoi Realty, Ltd.                            38,543    315,959       0.0%
    OCL India, Ltd.                                 3,049     64,316       0.0%
    Omaxe, Ltd.                                    16,499     54,846       0.0%
*   Oracle Financial Services Software, Ltd.        5,131    327,796       0.0%
    Orient Cement, Ltd.                            20,231     42,999       0.0%
    Orient Electric, Ltd.                           8,650     14,263       0.0%
    Orient Paper & Industries, Ltd.                 8,650      5,474       0.0%
    Orient Refractories, Ltd.                      10,745     26,339       0.0%
*   Oriental Bank of Commerce                      33,504     46,950       0.0%
    Oriental Carbon & Chemicals, Ltd.               1,214     21,471       0.0%
    Page Industries, Ltd.                           2,239    807,889       0.1%
    Panama Petrochem, Ltd.                          3,578     11,696       0.0%
    Parag Milk Foods, Ltd.                          2,761     12,556       0.0%
*   Patel Engineering, Ltd.                        20,891     19,556       0.0%
    PC Jeweller, Ltd.                              42,452     89,835       0.0%
    Persistent Systems, Ltd.                       22,348    269,330       0.0%
    Petronet LNG, Ltd.                            206,754    700,510       0.1%
    Phillips Carbon Black, Ltd.                    24,890     96,455       0.0%
    Phoenix Mills, Ltd.                            20,999    195,610       0.0%
    PI Industries, Ltd.                            31,768    408,441       0.0%
    Pidilite Industries, Ltd.                      43,979    711,098       0.1%
    Poly Medicure, Ltd.                             6,882     26,745       0.0%
    Polyplex Corp., Ltd.                            4,605     32,977       0.0%
    Power Finance Corp., Ltd.                     190,709    250,504       0.0%
    Power Grid Corp. of India, Ltd.               328,019  1,018,656       0.1%
    Prabhat Dairy, Ltd.                            15,099     40,222       0.0%
    Praj Industries, Ltd.                          45,290     63,379       0.0%
*   Prakash Industries, Ltd.                       23,405     73,335       0.0%
    Prestige Estates Projects, Ltd.                41,991    191,653       0.0%
*   Prime Focus, Ltd.                              35,207     50,455       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.    3,205    458,363       0.1%
    PTC India Financial Services, Ltd.            117,889     44,510       0.0%
    PTC India, Ltd.                               115,845    158,891       0.0%
*   Punjab & Sind Bank                             30,516     16,294       0.0%
*   Punjab National Bank                          153,149    218,105       0.0%
    Puravankara, Ltd.                              19,821     46,874       0.0%
    PVR, Ltd.                                      12,977    279,401       0.0%
    Rain Commodities, Ltd.                         45,488    215,449       0.0%
    Rajesh Exports, Ltd.                           35,398    359,581       0.0%
    Ramco Cements, Ltd. (The)                      34,166    421,789       0.0%
    Ramco Industries, Ltd.                         11,708     47,191       0.0%
    Ramkrishna Forgings, Ltd.                       5,297     65,984       0.0%
    Rane Holdings, Ltd.                               593     23,785       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.        70,443     84,754       0.0%
    Ratnamani Metals & Tubes, Ltd.                  4,663     67,825       0.0%
*   RattanIndia Power, Ltd.                       375,276     28,533       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
INDIA -- (Continued)
    Raymond, Ltd.                          11,061 $  184,367       0.0%
    RBL Bank, Ltd.                          1,596     12,544       0.0%
    Redington India, Ltd.                 132,311    272,470       0.0%
*   Relaxo Footwears, Ltd.                 14,637    151,563       0.0%
    Reliance Capital, Ltd.                 51,261    332,062       0.0%
*   Reliance Home Finance, Ltd.            58,877     54,532       0.0%
    Reliance Infrastructure, Ltd.          46,769    313,528       0.0%
*   Reliance Naval and Engineering, Ltd.   43,598     11,788       0.0%
*   Reliance Power, Ltd.                  380,881    209,719       0.0%
    Repco Home Finance, Ltd.               13,814    132,315       0.0%
    Rico Auto Industries, Ltd.              6,837      7,981       0.0%
*   Rolta India, Ltd.                      24,799     22,896       0.0%
*   Ruchi Soya Industries, Ltd.            24,974      5,682       0.0%
    Rural Electrification Corp., Ltd.     418,116    795,863       0.1%
    Sadbhav Engineering, Ltd.              27,562    157,916       0.0%
    Sagar Cements, Ltd.                       739     11,529       0.0%
*   Sanghi Industries, Ltd.                15,969     26,996       0.0%
    Sanghvi Movers, Ltd.                    5,653     17,530       0.0%
    Sarda Energy & Minerals, Ltd.           1,478     10,406       0.0%
    Savita Oil Technologies, Ltd.             516     11,196       0.0%
    Schaeffler India, Ltd.                  2,260    182,314       0.0%
    Sequent Scientific, Ltd.               13,673     13,447       0.0%
    SH Kelkar & Co., Ltd.                   5,746     20,876       0.0%
    Sharda Cropchem, Ltd.                   3,979     24,012       0.0%
    Sharda Motor Industries, Ltd.             327      9,376       0.0%
    Shilpa Medicare, Ltd.                   3,703     25,998       0.0%
*   Shipping Corp. of India, Ltd.          72,988     81,351       0.0%
    Shree Cement, Ltd.                      2,077    526,045       0.1%
    Shriram City Union Finance, Ltd.        2,208     79,761       0.0%
*   Shriram EPC Ltd.                       22,118      8,554       0.0%
    Shriram Transport Finance Co., Ltd.    47,567  1,142,708       0.1%
*   Sical Logistics, Ltd.                   6,311     19,840       0.0%
    Simplex Infrastructures, Ltd.           8,725     78,873       0.0%
    Sintex Industries, Ltd.               116,558     30,891       0.0%
*   Sintex Plastics Technology, Ltd.      184,858    148,207       0.0%
*   SITI Networks, Ltd.                    74,545     18,896       0.0%
    Siyaram Silk Mills, Ltd.                2,906     29,753       0.0%
    SJVN, Ltd.                            185,587     92,079       0.0%
    Skipper, Ltd.                          13,030     41,902       0.0%
    SML ISUZU, Ltd.                         2,236     29,753       0.0%
    Sobha, Ltd.                            27,620    226,321       0.0%
    Solar Industries India, Ltd.            6,796    108,397       0.0%
*   Solara Active Pharma Sciences, Ltd.     4,146      7,199       0.0%
    Somany Ceramics, Ltd.                   4,068     34,373       0.0%
    Sonata Software, Ltd.                  31,777    171,140       0.0%
    South Indian Bank, Ltd. (The)         518,217    204,238       0.0%
    SREI Infrastructure Finance, Ltd.      86,569    110,441       0.0%
    SRF, Ltd.                              10,142    361,374       0.0%
    Srikalahasthi Pipes, Ltd.               5,140     26,561       0.0%
*   Star Cement, Ltd.                       8,339     16,366       0.0%
    State Bank of India                   181,130    665,199       0.1%
*   Steel Authority of India, Ltd.        205,943    237,341       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Sterlite Technologies, Ltd.               93,582 $  490,563       0.1%
    Strides Arcolab, Ltd.                     21,599    206,139       0.0%
    Subros, Ltd.                              11,203     54,363       0.0%
    Sudarshan Chemical Industries, Ltd.        8,372     71,766       0.0%
    Sun TV Network, Ltd.                      39,506    518,431       0.1%
*   Sundaram Finance Holdings, Ltd.            4,466      9,867       0.0%
    Sundaram Finance, Ltd.                     5,747    151,628       0.0%
    Sundaram-Clayton, Ltd.                       325     24,518       0.0%
    Sundram Fasteners, Ltd.                   35,624    317,206       0.0%
    Sunteck Realty, Ltd.                      14,852     94,771       0.0%
    Suprajit Engineering, Ltd.                15,505     64,477       0.0%
    Supreme Industries, Ltd.                  22,231    459,008       0.1%
    Supreme Petrochem, Ltd.                   10,600     49,105       0.0%
    Surya Roshni, Ltd.                         7,924     50,056       0.0%
    Sutlej Textiles and Industries, Ltd.      15,646     16,596       0.0%
    Suven Life Sciences, Ltd.                 16,719     44,741       0.0%
*   Suzlon Energy, Ltd.                      969,075    156,540       0.0%
    Swaraj Engines, Ltd.                         829     26,252       0.0%
    Symphony, Ltd.                             6,558    178,091       0.0%
*   Syndicate Bank                           124,761    102,486       0.0%
    Syngene International, Ltd.               14,124    131,398       0.0%
    TAKE Solutions, Ltd.                      21,888     70,357       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.        9,883     52,077       0.0%
    Tata Chemicals, Ltd.                      57,988    661,841       0.1%
    Tata Communications, Ltd.                 33,278    308,591       0.0%
    Tata Consultancy Services, Ltd.          118,281  6,238,184       0.4%
    Tata Elxsi, Ltd.                           9,084    167,932       0.0%
    Tata Global Beverages, Ltd.              155,657    691,589       0.1%
    Tata Metaliks, Ltd.                        2,296     28,334       0.0%
    Tata Power Co., Ltd. (The)               414,204    543,120       0.1%
    Tata Sponge Iron, Ltd.                     2,770     44,273       0.0%
    Tata Steel, Ltd.(6101156)                226,368  2,004,785       0.2%
*   Tata Steel, Ltd.(BD3NJK9)                 14,975     35,676       0.0%
*   Tata Teleservices Maharashtra, Ltd.      113,034      9,459       0.0%
    TCI Express, Ltd.                          8,425     66,594       0.0%
    Tech Mahindra, Ltd.                      171,271  1,710,058       0.1%
*   Techno Electric & Engineering Co., Ltd.   15,533     79,809       0.0%
    Texmaco Rail & Engineering, Ltd.          32,187     40,575       0.0%
    Thirumalai Chemicals, Ltd.                 2,142     70,105       0.0%
    Thomas Cook India, Ltd.                    9,491     41,461       0.0%
    Thyrocare Technologies, Ltd.               2,530     25,264       0.0%
    TI Financial Holdings, Ltd.               25,207    275,189       0.0%
    Tide Water Oil Co India, Ltd.                436     41,672       0.0%
    Time Technoplast, Ltd.                    51,269    122,089       0.0%
    Timken India, Ltd.                         5,771     59,274       0.0%
    Tinplate Co. of India, Ltd. (The)          6,956     23,908       0.0%
    Titagarh Wagons, Ltd.                     24,770     43,101       0.0%
    Titan Co., Ltd.                           85,114  1,247,407       0.1%
    Torrent Pharmaceuticals, Ltd.             22,559    479,541       0.1%
    Torrent Power, Ltd.                       63,788    234,486       0.0%
    Tourism Finance Corp. of India, Ltd.       8,693     20,553       0.0%
    Transport Corp. of India, Ltd.            16,849     73,633       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES    VALUE++    OF NET ASSETS**
                                            ------- ------------ ---------------
INDIA -- (Continued)
    Trent, Ltd.                              23,170 $    122,357       0.0%
    Trident, Ltd.                            36,997       37,869       0.0%
    Triveni Engineering & Industries, Ltd.   46,924       28,406       0.0%
    Triveni Turbine, Ltd.                    39,695       59,173       0.0%
    TTK Prestige, Ltd.                          971       90,363       0.0%
    Tube Investments of India, Ltd.          25,207       88,131       0.0%
    TV Today Network, Ltd.                    8,743       62,668       0.0%
*   TV18 Broadcast, Ltd.                    270,801      257,938       0.0%
    TVS Motor Co., Ltd.                      53,330      531,805       0.1%
    TVS Srichakra, Ltd.                         631       34,794       0.0%
*   UCO Bank                                126,036       36,960       0.0%
    Uflex, Ltd.                              15,527       78,397       0.0%
    UFO Moviez India, Ltd.                    2,912       17,017       0.0%
    UltraTech Cement, Ltd.                   11,731      718,710       0.1%
*   Union Bank of India                      83,020      117,766       0.0%
*   Unitech, Ltd.                           461,266       39,786       0.0%
    UPL, Ltd.                               194,685    2,127,862       0.2%
    V-Guard Industries, Ltd.                 73,542      263,209       0.0%
    V-Mart Retail, Ltd.                       3,123       96,827       0.0%
    VA Tech Wabag, Ltd.                      16,956      128,545       0.0%
*   Vaibhav Global, Ltd.                      5,973       64,088       0.0%
    Vakrangee, Ltd.                         160,488      239,445       0.0%
    Vardhman Textiles, Ltd.                  10,903      200,042       0.0%
    Vedanta, Ltd.                           664,777    2,951,304       0.2%
    Venky's India, Ltd.                       2,413      140,564       0.0%
    Vesuvius India, Ltd.                      1,000       19,919       0.0%
    Vijaya Bank                             113,642      108,312       0.0%
    Vinati Organics, Ltd.                     5,334       71,100       0.0%
    Vindhya Telelinks, Ltd.                   1,147       20,816       0.0%
    VIP Industries, Ltd.                     23,109      143,944       0.0%
    Visaka Industries, Ltd.                     258        3,039       0.0%
    Voltas, Ltd.                             18,088      173,146       0.0%
*   VRL Logistics, Ltd.                      13,240       83,861       0.0%
    VST Tillers Tractors, Ltd.                  811       36,892       0.0%
    WABCO India, Ltd.                         2,149      259,308       0.0%
    Welspun Corp., Ltd.                      57,937      122,472       0.0%
    Welspun Enterprises, Ltd.                26,652       59,905       0.0%
    Welspun India, Ltd.                     187,140      159,907       0.0%
    West Coast Paper Mills, Ltd.             10,528       45,183       0.0%
    Wheels India, Ltd.                          299        9,861       0.0%
    Whirlpool of India, Ltd.                  8,665      205,274       0.0%
    Wipro, Ltd.                             242,533    1,006,275       0.1%
    Wonderla Holidays, Ltd.                   3,715       20,494       0.0%
    Yes Bank, Ltd.                          446,071    2,400,839       0.2%
    Zee Entertainment Enterprises, Ltd.     147,418    1,302,202       0.1%
    Zee Learn, Ltd.                          34,956       18,493       0.0%
*   Zee Media Corp., Ltd.                    37,698       20,825       0.0%
    Zensar Technologies, Ltd.                 7,954      151,591       0.0%
                                                    ------------      ----
TOTAL INDIA                                          170,004,563      11.3%
                                                    ------------      ----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                          ---------- ---------- ---------------
INDONESIA -- (2.4%)
    Ace Hardware Indonesia Tbk PT                          4,736,900 $  442,692       0.0%
    Adaro Energy Tbk PT                                    9,307,600  1,218,841       0.1%
    Adhi Karya Persero Tbk PT                              1,161,025    155,306       0.0%
    Agung Podomoro Land Tbk PT                             4,253,200     64,610       0.0%
    AKR Corporindo Tbk PT                                    634,800    222,280       0.0%
    Alam Sutera Realty Tbk PT                              4,670,800    121,729       0.0%
    Aneka Tambang Tbk PT                                   3,547,389    213,202       0.0%
    Arwana Citramulia Tbk PT                               1,603,400     40,043       0.0%
    Asahimas Flat Glass Tbk PT                                 2,000        734       0.0%
    Astra Agro Lestari Tbk PT                                295,167    270,611       0.0%
    Astra Graphia Tbk PT                                     236,000     24,577       0.0%
    Astra International Tbk PT                             5,366,200  2,746,566       0.2%
    Astra Otoparts Tbk PT                                     99,500     12,309       0.0%
*   Asuransi Kresna Mitra Tbk PT                             181,400      9,645       0.0%
*   Bakrie and Brothers Tbk PT                            10,309,000     37,049       0.0%
    Bank Bukopin Tbk                                       2,300,700     70,516       0.0%
    Bank Central Asia Tbk PT                               1,046,600  1,654,969       0.1%
    Bank Danamon Indonesia Tbk PT                          1,216,342    579,808       0.1%
*   Bank Ina Perdana PT                                      268,700     10,415       0.0%
    Bank Mandiri Persero Tbk PT                            1,456,444    737,768       0.1%
    Bank Negara Indonesia Persero Tbk PT                   1,543,400    888,560       0.1%
*   Bank Pan Indonesia Tbk PT                              2,354,700    159,741       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT   1,862,500    275,614       0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT              3,330,600    170,743       0.0%
*   Bank Permata Tbk PT                                    2,169,858     86,453       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                  16,444,900  3,791,675       0.3%
    Bank Tabungan Negara Persero Tbk PT                    1,862,873    415,155       0.0%
    Bank Tabungan Pensiunan Nasional Tbk PT                  413,000     86,622       0.0%
*   Barito Pacific Tbk PT                                  2,920,200    516,346       0.1%
*   Bayan Resources Tbk PT                                    13,000     10,274       0.0%
    Bekasi Fajar Industrial Estate Tbk PT                  2,446,000     46,632       0.0%
*   Benakat Integra Tbk PT                                 5,686,600     29,323       0.0%
    BISI International Tbk PT                                932,700    127,932       0.0%
    Blue Bird Tbk PT                                          98,600     20,060       0.0%
    Bukit Asam Tbk PT                                      2,273,605    525,624       0.1%
    Bumi Serpong Damai Tbk PT                              2,533,900    305,979       0.0%
    Charoen Pokphand Indonesia Tbk PT                      2,404,915    634,001       0.1%
*   Citra Marga Nusaphala Persada Tbk PT                     896,868     90,118       0.0%
*   Delta Dunia Makmur Tbk PT                              3,936,700    243,961       0.0%
*   Eagle High Plantations Tbk PT                          6,841,000    122,353       0.0%
    Elnusa Tbk PT                                          2,138,700     64,687       0.0%
    Erajaya Swasembada Tbk PT                                736,600     90,232       0.0%
    Fajar Surya Wisesa Tbk PT                                181,400     73,803       0.0%
    Gajah Tunggal Tbk PT                                   1,335,300     77,957       0.0%
*   Garuda Indonesia Persero Tbk PT                        2,980,246     61,221       0.0%
    Global Mediacom Tbk PT                                 5,909,100    245,470       0.0%
*   Hanson International Tbk PT                           24,263,600    244,826       0.0%
*   Harum Energy Tbk PT                                      645,200    118,044       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                     973,600    919,204       0.1%
*   Indika Energy Tbk PT                                     670,200    162,892       0.0%
    Indo Tambangraya Megah Tbk PT                            232,200    393,498       0.0%
    Indocement Tunggal Prakarsa Tbk PT                       206,200    260,948       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
INDONESIA -- (Continued)
    Indofood CBP Sukses Makmur Tbk PT                         703,900 $  437,307       0.0%
    Indofood Sukses Makmur Tbk PT                           2,413,100  1,206,479       0.1%
    Indosat Tbk PT                                            422,200    114,431       0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT            1,144,400     67,011       0.0%
    Inovisi Infracom Tbk PT                                   668,445        144       0.0%
*   Inti Agri Resources Tbk PT                                778,700     11,726       0.0%
    Intiland Development Tbk PT                             3,372,000     74,624       0.0%
    Japfa Comfeed Indonesia Tbk PT                          3,045,500    329,844       0.0%
    Jasa Marga Persero Tbk PT                                 785,526    245,564       0.0%
    Jaya Real Property Tbk PT                                 297,500     17,533       0.0%
    Kalbe Farma Tbk PT                                      4,889,000    527,789       0.1%
    Kawasan Industri Jababeka Tbk PT                        8,974,668    158,443       0.0%
    KMI Wire & Cable Tbk PT                                 1,523,700     47,877       0.0%
*   Krakatau Steel Persero Tbk PT                           2,508,331     79,100       0.0%
*   Kresna Graha Investama Tbk PT                           4,671,800    219,914       0.0%
    Link Net Tbk PT                                           223,200     86,939       0.0%
*   Lippo Cikarang Tbk PT                                     325,700     53,972       0.0%
    Malindo Feedmill Tbk PT                                   449,100     25,151       0.0%
    Matahari Department Store Tbk PT                          809,000    599,003       0.1%
*   Matahari Putra Prima Tbk PT                               737,300     17,996       0.0%
    Mayora Indah Tbk PT                                     2,567,025    543,781       0.1%
*   Medco Energi Internasional Tbk PT                       6,126,400    526,528       0.1%
    Media Nusantara Citra Tbk PT                            3,301,700    312,362       0.0%
    Mitra Adiperkasa Tbk PT                                   487,700    289,149       0.0%
    Mitra Keluarga Karyasehat Tbk PT                          868,900    120,068       0.0%
    Mitra Pinasthika Mustika Tbk PT                           213,600     17,659       0.0%
*   MNC Investama Tbk PT                                   14,968,800    111,276       0.0%
*   MNC Vision Network PT                                     269,000     13,470       0.0%
    Modernland Realty Tbk PT                                6,013,600    153,197       0.0%
    Multipolar Tbk PT                                       3,394,400     29,924       0.0%
*   Multistrada Arah Sarana Tbk PT                             33,500        748       0.0%
    Nippon Indosari Corpindo Tbk PT                         1,073,844     97,142       0.0%
    Nusantara Infrastructure Tbk PT                         7,772,700    109,337       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                          282,600    208,211       0.0%
    Pakuwon Jati Tbk PT                                    10,687,900    451,775       0.0%
    Pan Brothers Tbk PT                                     1,955,500     64,514       0.0%
*   Panin Financial Tbk PT                                  8,624,000    145,701       0.0%
*   Panin Insurance Tbk PT                                    992,000     81,398       0.0%
    Perusahaan Gas Negara Persero Tbk                       1,751,400    247,918       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT   1,936,300    175,104       0.0%
    PP Persero Tbk PT                                       1,901,742    330,093       0.0%
    PP Properti Tbk PT                                      3,557,200     40,738       0.0%
    Ramayana Lestari Sentosa Tbk PT                         1,505,100    153,601       0.0%
*   Rimo International Lestari Tbk PT                       5,064,800     50,124       0.0%
    Salim Ivomas Pratama Tbk PT                             1,319,400     53,463       0.0%
    Sampoerna Agro PT                                         572,600     96,763       0.0%
    Sarana Menara Nusantara Tbk PT                             75,300     16,932       0.0%
    Sawit Sumbermas Sarana Tbk PT                           1,650,600    155,305       0.0%
    Selamat Sempurna Tbk PT                                 1,169,600    121,801       0.0%
    Semen Baturaja Persero Tbk PT                             807,400    243,111       0.0%
    Semen Indonesia Persero Tbk PT                            401,000    276,965       0.0%
*   Sentul City Tbk PT                                      7,436,800     99,244       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
INDONESIA -- (Continued)
    Sinar Mas Agro Resources & Technology Tbk PT               36,000 $     9,575       0.0%
    Sinar Mas Multiartha Tbk PT                                16,500      11,623       0.0%
*   Sitara Propertindo Tbk PT                                 635,500      36,989       0.0%
    Sri Rejeki Isman Tbk PT                                 6,262,200     153,467       0.0%
*   Sugih Energy Tbk PT                                     5,670,200      20,378       0.0%
    Sumber Alfaria Trijaya Tbk PT                           1,089,000      50,858       0.0%
    Surya Citra Media Tbk PT                                2,469,200     451,967       0.1%
    Surya Semesta Internusa Tbk PT                          2,192,100      83,816       0.0%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR      88,398   2,408,845       0.2%
*   Tiga Pilar Sejahtera Food Tbk                           1,372,000      53,489       0.0%
    Timah Tbk PT                                            1,945,231     142,377       0.0%
    Tiphone Mobile Indonesia Tbk PT                         1,094,000      64,774       0.0%
    Total Bangun Persada Tbk PT                               672,000      32,802       0.0%
    Tower Bersama Infrastructure Tbk PT                       896,500     357,051       0.0%
*   Trada Alam Minera Tbk PT                               15,556,800     361,945       0.0%
*   Truba Alam Manunggal Engineering PT                     3,328,000       1,196       0.0%
    Tunas Baru Lampung Tbk PT                               1,728,700     146,458       0.0%
    Tunas Ridean Tbk PT                                       238,000      23,094       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT              939,600     100,284       0.0%
    Unilever Indonesia Tbk PT                                 322,000   1,070,218       0.1%
    United Tractors Tbk PT                                    828,495   2,021,431       0.2%
*   Vale Indonesia Tbk PT                                     512,800     115,297       0.0%
*   Visi Media Asia Tbk PT                                  5,092,600     131,691       0.0%
    Waskita Beton Precast Tbk PT                            2,756,400      79,592       0.0%
    Waskita Karya Persero Tbk PT                            2,405,743     380,029       0.0%
    Wijaya Karya Beton Tbk PT                               1,775,000      60,607       0.0%
    Wijaya Karya Persero Tbk PT                             1,856,449     210,512       0.0%
*   XL Axiata Tbk PT                                        1,931,200     292,703       0.0%
                                                                      -----------       ---
TOTAL INDONESIA                                                        38,424,935       2.5%
                                                                      -----------       ---
MALAYSIA -- (2.6%)
    Aeon Co. M Bhd                                            344,200     177,093       0.0%
    Aeon Credit Service M Bhd                                  39,090     130,060       0.0%
    Affin Holdings Bhd                                        268,770     172,004       0.0%
    AirAsia Group Bhd                                         851,900     832,236       0.1%
#*  AirAsia X Bhd                                           1,690,000     164,427       0.0%
    Ajinomoto Malaysia Bhd                                      5,500      30,757       0.0%
    Alliance Bank Malaysia Bhd                                561,300     619,664       0.1%
    AMMB Holdings Bhd                                         491,675     485,606       0.1%
    Amway Malaysia Holdings Bhd                                16,600      32,027       0.0%
    Ann Joo Resources Bhd                                     102,700      76,991       0.0%
    APM Automotive Holdings Bhd                                22,800      19,594       0.0%
    Astro Malaysia Holdings Bhd                               488,100     236,382       0.0%
    Axiata Group Bhd                                          985,834   1,322,760       0.1%
    Batu Kawan Bhd                                             39,400     184,583       0.0%
    Benalec Holdings Bhd                                      227,000      16,941       0.0%
#   Berjaya Food Bhd                                           45,400      19,862       0.0%
*   Bermaz Auto Bhd                                           233,900     132,045       0.0%
    BIMB Holdings Bhd                                         288,531     306,440       0.0%
    Bonia Corp. Bhd                                           304,400      31,738       0.0%
    Boustead Holdings Bhd                                      95,260      62,248       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                               --------- ---------- ---------------
MALAYSIA -- (Continued)
    Boustead Plantations Bhd                     209,860 $   66,709       0.0%
*   Bumi Armada Bhd                            1,610,000    343,176       0.0%
    Bursa Malaysia Bhd                           372,300    683,045       0.1%
    CAB Cakaran Corp. Bhd                         87,500     18,821       0.0%
    Cahya Mata Sarawak Bhd                       226,400    232,652       0.0%
    Can-One Bhd                                   42,900     27,502       0.0%
#   CB Industrial Product Holding Bhd            196,580     73,531       0.0%
    CCM Duopharma Biotech Bhd                     30,400     22,333       0.0%
    CIMB Group Holdings Bhd                      651,114  1,186,625       0.1%
    Coastal Contracts Bhd                        176,800     52,844       0.0%
    CSC Steel Holdings Bhd                        55,500     19,102       0.0%
    Cypark Resources Bhd                          57,000     35,751       0.0%
    D&O Green Technologies Bhd                   343,200     54,727       0.0%
    Dagang NeXchange Bhd                         615,300     61,891       0.0%
    Daibochi Plastic & Packaging Industry Bhd      6,048      3,420       0.0%
    Datasonic Group Bhd                          375,000     86,241       0.0%
#*  Dayang Enterprise Holdings Bhd               229,650     45,353       0.0%
#*  Destinii Bhd                                 184,000     20,467       0.0%
    Dialog Group BHD                             297,514    232,487       0.0%
    DiGi.Com Bhd                                 674,900    792,173       0.1%
    DKSH Holdings Malaysia Bhd                    15,200     13,880       0.0%
    DRB-Hicom Bhd                                449,900    246,316       0.0%
    Dutch Lady Milk Industries BHD                 5,700     98,094       0.0%
    Eastern & Oriental Bhd                       382,138    135,957       0.0%
*   Eco World Development Group Bhd              621,700    181,578       0.0%
#   Econpile Holldings Bhd                       336,450     87,679       0.0%
#   Ekovest Bhd                                  693,150    143,905       0.0%
    Evergreen Fibreboard Bhd                     218,700     23,611       0.0%
    Felda Global Ventures Holdings Bhd         1,100,600    476,319       0.0%
    Fraser & Neave Holdings Bhd                   11,300    103,516       0.0%
#   Gabungan AQRS Bhd                             72,000     30,713       0.0%
    Gadang Holdings Bhd                          254,400     52,514       0.0%
    Gamuda Bhd                                   452,000    590,204       0.1%
    Gas Malaysia Bhd                              57,400     42,002       0.0%
    Genting Plantations Bhd                       89,000    224,626       0.0%
#   George Kent Malaysia BHD                     180,800    180,420       0.0%
#   Globetronics Technology Bhd                  133,700    146,304       0.0%
    Glomac Bhd                                   194,040     23,973       0.0%
    GuocoLand Malaysia Bhd                        34,800      8,050       0.0%
    Hai-O Enterprise Bhd                          59,100     74,551       0.0%
    HAP Seng Consolidated Bhd                    279,820    696,253       0.1%
    Hap Seng Plantations Holdings Bhd             90,600     56,613       0.0%
#   Hartalega Holdings Bhd                       364,600    542,632       0.1%
    Hengyuan Refining Co. Bhd                     63,600    121,528       0.0%
#   HeveaBoard Bhd                               210,500     41,574       0.0%
*   Hiap Teck Venture Bhd                        583,500     55,772       0.0%
*   Hibiscus Petroleum Bhd                       729,700    139,362       0.0%
    Hock Seng LEE BHD                             61,600     24,027       0.0%
    Hong Leong Bank Bhd                           65,490    315,737       0.0%
    Hong Leong Financial Group Bhd                87,313    431,045       0.0%
    Hong Leong Industries Bhd                     18,500     50,707       0.0%
    HSS Engineers Bhd                             81,200     29,394       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                        --------- ---------- ---------------
MALAYSIA -- (Continued)
    Hua Yang Bhd                                          128,710 $   15,547       0.0%
#   Hume Industries Bhd                                    39,208     17,774       0.0%
    Hup Seng Industries Bhd                               218,300     60,052       0.0%
    I-Bhd                                                  59,800      7,305       0.0%
    IGB Bhd                                                10,502      7,862       0.0%
    IJM Corp. Bhd                                       1,055,114    798,769       0.1%
    IJM Plantations Bhd                                    85,300     51,275       0.0%
    Inari Amertron Bhd                                  1,170,963    507,193       0.1%
    Insas Bhd                                             259,813     50,333       0.0%
    IOI Corp. Bhd                                         585,505    711,335       0.1%
    IOI Properties Group Bhd                              617,010    245,022       0.0%
*   Iris Corp. Bhd                                        736,100     30,505       0.0%
*   Iskandar Waterfront City Bhd                          289,100     52,794       0.0%
*   JAKS Resources Bhd                                    100,300     36,234       0.0%
    Jaya Tiasa Holdings Bhd                               186,405     37,312       0.0%
    JCY International Bhd                                 413,600     32,026       0.0%
    Kenanga Investment Bank Bhd                            81,000     12,001       0.0%
    Kerjaya Prospek Group Bhd                             234,960     91,502       0.0%
    Kian JOO CAN Factory Bhd                              114,600     74,295       0.0%
    Kim Loong Resources Bhd                               152,760     50,446       0.0%
    Kimlun Corp. Bhd                                       48,607     26,218       0.0%
#*  KNM Group Bhd                                       1,273,484     66,280       0.0%
    Kretam Holdings Bhd                                   399,000     83,133       0.0%
#*  KSL Holdings Bhd                                      376,864     90,995       0.0%
    Kuala Lumpur Kepong Bhd                                84,550    547,957       0.1%
    Kumpulan Perangsang Selangor Bhd                      116,800     39,383       0.0%
*   Lafarge Malayan Bhd                                    29,000     31,083       0.0%
    Land & General Bhd                                  1,013,940     43,618       0.0%
*   Landmarks BHD                                         139,100     24,758       0.0%
#   LBS Bina Group Bhd                                    457,160    111,699       0.0%
    Lii Hen Indsustries Bhd                                57,200     37,536       0.0%
    Lingkaran Trans Kota Holdings Bhd                     112,800    156,378       0.0%
*   Lion Industries Corp. Bhd                             120,400     28,707       0.0%
    LPI Capital Bhd                                        39,000    163,186       0.0%
    Magni-Tech Industries Bhd                              27,800     31,786       0.0%
    Mah Sing Group Bhd                                    575,452    149,096       0.0%
    Malakoff Corp. Bhd                                    570,000    130,754       0.0%
    Malayan Banking Bhd                                   802,411  2,199,782       0.2%
    Malayan Flour Mills Bhd                               131,900     51,420       0.0%
*   Malayan United Industries Bhd                         357,000     15,308       0.0%
    Malaysia Airports Holdings Bhd                        208,567    477,824       0.1%
    Malaysia Building Society Bhd                         541,372    158,020       0.0%
    Malaysia Marine and Heavy Engineering Holdings Bhd    213,400     42,891       0.0%
#*  Malaysian Bulk Carriers Bhd                           219,725     36,229       0.0%
#   Malaysian Pacific Industries Bhd                       67,663    133,721       0.0%
    Malaysian Resources Corp. Bhd                         959,600    249,289       0.0%
    Malton Bhd                                            177,500     36,363       0.0%
    Matrix Concepts Holdings Bhd                          320,550    164,472       0.0%
    Maxis Bhd                                             383,500    567,963       0.1%
    MBM Resources Bhd                                      80,330     48,918       0.0%
    Media Chinese International, Ltd.                     100,600      7,803       0.0%
    Media Prima Bhd                                       328,500     26,467       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
MALAYSIA -- (Continued)
    Mega First Corp. Bhd                         78,700 $   66,052       0.0%
#   Mitrajaya Holdings Bhd                      269,098     40,574       0.0%
*   MK Land Holdings Bhd                        350,300     14,219       0.0%
    MKH Bhd                                     200,015     70,016       0.0%
    MMC Corp. Bhd                               312,600    113,873       0.0%
*   MNRB Holdings Bhd                            58,350     36,271       0.0%
*   MPHB Capital Bhd                             74,900     24,013       0.0%
    Muda Holdings Bhd                            87,700     48,417       0.0%
*   Mudajaya Group Bhd                          196,900     33,028       0.0%
    Muhibbah Engineering M Bhd                  203,400    152,769       0.0%
*   Mulpha International Bhd                     87,720     45,557       0.0%
    My EG Services Bhd                          937,550    621,679       0.1%
*   Naim Holdings Bhd                           101,300     24,509       0.0%
    Nestle Malaysia Bhd                           8,900    312,636       0.0%
    NTPM Holdings Bhd                           103,400     14,301       0.0%
    Oriental Holdings Bhd                        35,000     55,881       0.0%
#   OSK Holdings Bhd                            493,663    125,202       0.0%
#   Padini Holdings Bhd                         228,200    246,602       0.0%
    Panasonic Manufacturing Malaysia BHD         13,100    116,546       0.0%
    Pantech Group Holdings Bhd                  101,846     15,205       0.0%
    Paramount Corp. Bhd                         131,100     62,732       0.0%
*   Parkson Holdings Bhd                        297,705     30,123       0.0%
*   Pentamaster Corp., Bhd                      128,844     61,840       0.0%
*   Perdana Petroleum Bhd                        69,781      4,117       0.0%
*   PESTECH International Bhd                   124,400     49,790       0.0%
#   Petron Malaysia Refining & Marketing Bhd     50,500     99,243       0.0%
    Pharmaniaga Bhd                              44,200     47,073       0.0%
    Pie Industrial BHD                           57,300     20,145       0.0%
#   POS Malaysia BHD                            123,400    115,536       0.0%
    PPB Group Bhd                                90,300    441,850       0.0%
#   Press Metal Aluminium Holdings Bhd          443,400    540,970       0.1%
    Protasco Bhd                                190,166     37,854       0.0%
    Public Bank Bhd                             624,370  3,778,043       0.3%
*   Puncak Niaga Holdings Bhd                   104,100     12,291       0.0%
#   QL Resources Bhd                            307,704    402,485       0.0%
    RHB Bank Bhd                                188,262    253,139       0.0%
*   Rimbunan Sawit Bhd                          496,600     39,620       0.0%
*   Salcon Bhd                                  254,494     25,777       0.0%
    Sam Engineering & Equipment M Bhd            16,800     29,404       0.0%
#   Sapura Energy Bhd                         2,080,211    334,894       0.0%
    Sarawak Oil Palms Bhd                        45,314     41,481       0.0%
    Scicom MSC Bhd                               31,200     16,354       0.0%
    Scientex Bhd                                129,600    251,116       0.0%
    Selangor Dredging Bhd                       150,900     29,199       0.0%
    Selangor Properties Bhd                       2,100      2,244       0.0%
    Shangri-La Hotels Malaysia Bhd              101,700    151,997       0.0%
    SHL Consolidated Bhd                         98,500     63,302       0.0%
    SKP Resources Bhd                           381,900    143,801       0.0%
    SP Setia Bhd Group                          192,587    155,938       0.0%
    Star Media Group Bhd                        114,600     31,978       0.0%
#   Sunway Construction Group Bhd               153,210     87,529       0.0%
    Supermax Corp. Bhd                          142,650    104,086       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
MALAYSIA -- (Continued)
    Suria Capital Holdings Bhd                    18,100 $     7,668       0.0%
#   Syarikat Takaful Malaysia Bhd                181,200     159,986       0.0%
#   Ta Ann Holdings Bhd                          139,426     111,215       0.0%
    TA Enterprise Bhd                            620,300      87,416       0.0%
    TA Global Bhd                                529,180      37,662       0.0%
    Taliworks Corp. Bhd                          209,700      43,698       0.0%
    Tambun Indah Land Bhd                        121,700      22,731       0.0%
    TAN Chong Motor Holdings Bhd                 103,100      44,101       0.0%
    Tasek Corp. Bhd                                7,400      15,418       0.0%
    Telekom Malaysia Bhd                         284,560     382,760       0.0%
#   Tenaga Nasional Bhd                          639,100   2,573,448       0.2%
    TH Plantations Bhd                            61,320      11,307       0.0%
    Thong Guan Industries Bhd                     11,900       7,430       0.0%
    Time dotCom Bhd                               38,900      79,528       0.0%
    Tiong NAM Logistics Holdings                 119,850      33,194       0.0%
    Top Glove Corp. Bhd                          296,400     715,524       0.1%
    Tropicana Corp. Bhd                          224,652      50,283       0.0%
    TSH Resources Bhd                            272,900      89,459       0.0%
    Tune Protect Group Bhd                       132,200      24,117       0.0%
    Uchi Technologies Bhd                         71,670      49,397       0.0%
    UEM Edgenta Bhd                              164,900     100,999       0.0%
*   UEM Sunrise Bhd                              798,364     186,998       0.0%
*   UMW Holdings Bhd                             265,500     412,203       0.0%
*   UMW Oil & Gas Corp. Bhd                    2,125,335     144,603       0.0%
#   Unisem M Bhd                                 365,830     167,217       0.0%
    United Malacca Bhd                            20,100      31,267       0.0%
    United Plantations Bhd                        22,500     152,692       0.0%
    United U-Li Corp. Bhd                         47,000      19,047       0.0%
    UOA Development Bhd                          367,100     226,801       0.0%
    ViTrox Corp. Bhd                              47,500      62,295       0.0%
#   VS Industry Bhd                              525,925     299,383       0.0%
*   Wah Seong Corp. Bhd                          218,605      78,573       0.0%
*   WCE Holdings Bhd                              56,300      13,926       0.0%
#*  WCT Holdings Bhd                             495,475     154,591       0.0%
    Wellcall Holdings Bhd                        272,550      91,727       0.0%
#   Westports Holdings Bhd                       418,100     353,239       0.0%
    WTK Holdings Bhd                             104,800      17,867       0.0%
    Yinson Holdings BHD                          266,300     267,718       0.0%
*   YNH Property Bhd                             257,166      89,792       0.0%
    YTL Corp. Bhd                              2,010,030     738,771       0.1%
#   YTL Power International Bhd                  427,746      99,886       0.0%
    Zhulian Corp. Bhd                             58,200      21,933       0.0%
                                                         -----------       ---
TOTAL MALAYSIA                                            41,290,954       2.7%
                                                         -----------       ---
MEXICO -- (3.5%)
    Alfa S.A.B. de C.V. Class A                1,634,405   2,093,906       0.2%
    Alpek S.A.B. de C.V.                         311,293     444,751       0.0%
    Alsea S.A.B. de C.V.                         332,233   1,233,392       0.1%
    America Movil S.A.B. de C.V. Series L      4,985,903   4,612,121       0.3%
    America Movil S.A.B. de C.V. Series L ADR    116,929   2,162,017       0.2%
    Arca Continental S.A.B. de C.V.              105,102     724,281       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                   --------- ---------- ---------------
MEXICO -- (Continued)
#*  Axtel S.A.B. de C.V.                                             643,463 $  145,881       0.0%
    Banco Santander Mexico SA Institucion de Banca Multiple Grupo
      Financiero Santand ADR                                          44,910    329,190       0.0%
    Banco Santander Mexico SA Institucion de Banca Multiple Grupo
      Financiero Santand Class B                                     248,985    368,378       0.0%
*   Bio Pappel S.A.B. de C.V.                                         22,232     21,469       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                         161,170    311,274       0.0%
*   Cemex S.A.B. de C.V.                                           2,574,546  1,606,506       0.1%
*   Cemex S.A.B. de C.V. Sponsored ADR                                53,506    332,272       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L                            4,390     28,473       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                       5,538    363,514       0.0%
#   Consorcio ARA S.A.B. de C.V. Series *                            495,229    186,684       0.0%
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A        227,542    142,350       0.0%
    Corp. Actinver S.A.B. de C.V.                                      9,800      7,179       0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                          267,754    384,407       0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                           87,200    354,357       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                             141,413    205,972       0.0%
*   Desarrolladora Homex S.A.B. de C.V.                              115,610      1,100       0.0%
#   El Puerto de Liverpool S.A.B. de C.V.                             45,499    302,085       0.0%
*   Elementia S.A.B. de C.V.                                          36,084     32,221       0.0%
#*  Empresas ICA S.A.B. de C.V.                                       72,400        543       0.0%
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR                 21,447      3,326       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                         94,466    913,997       0.1%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR           25,718  2,485,902       0.2%
#   Gentera S.A.B. de C.V.                                           676,510    538,255       0.0%
#   Gruma S.A.B. de C.V. Class B                                      96,454  1,179,395       0.1%
#*  Grupo Aeromexico S.A.B. de C.V.                                  119,721    166,951       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.              158,144    834,182       0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                7,415    772,421       0.1%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B           87,182    905,661       0.1%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                 4,576    822,765       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B            14,680    263,355       0.0%
#   Grupo Bimbo S.A.B. de C.V. Series A                              394,134    915,682       0.1%
    Grupo Carso S.A.B. de C.V. Series A1                             168,143    608,845       0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                        19,871    115,813       0.0%
    Grupo Comercial Chedraui S.A. de C.V.                            187,984    395,527       0.0%
#   Grupo Elektra S.A.B. de C.V.                                      28,023    766,248       0.1%
*   Grupo Famsa S.A.B. de C.V. Class A                               156,137    102,271       0.0%
#   Grupo Financiero Banorte S.A.B. de C.V.                          277,724  1,736,847       0.1%
    Grupo Financiero Inbursa S.A.B. de C.V.                          487,642    811,691       0.1%
    Grupo Financiero Interacciones SA de C.V. Class O                 77,323    378,345       0.0%
*   Grupo GICSA S.A. de C.V.                                          97,977     51,445       0.0%
    Grupo Herdez S.A.B. de C.V. Series *                             206,171    493,984       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                          46,710     70,832       0.0%
    Grupo KUO S.A.B. de C.V. Series B                                 28,600     64,228       0.0%
#   Grupo Lala S.A.B. de C.V.                                        226,079    288,672       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                           1,442,882  4,777,190       0.3%
*   Grupo Pochteca S.A.B. de C.V.                                     35,990     17,801       0.0%
#   Grupo Rotoplas S.A.B. de C.V.                                     39,335     60,027       0.0%
    Grupo Sanborns S.A.B. de C.V.                                    147,588    152,622       0.0%
*   Grupo Simec S.A.B. de C.V. Series B                               45,467    147,910       0.0%
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                           2,821     27,261       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                            SHARES     VALUE++   OF NET ASSETS**
                                                                           --------- ----------- ---------------
MEXICO -- (Continued)
*   Grupo Sports World S.A.B. de C.V.                                         42,700 $    41,554       0.0%
    Grupo Televisa S.A.B. Series CPO                                         580,492   2,082,403       0.1%
    Grupo Televisa S.A.B. Sponsored ADR                                       15,502     277,796       0.0%
#*  Hoteles City Express S.A.B. de C.V.                                      167,099     236,772       0.0%
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.    188,521     335,571       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                                85,288     437,521       0.0%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                            2,601     160,690       0.0%
*   Industrias CH S.A.B. de C.V. Series B                                    115,674     576,389       0.0%
    Industrias Penoles S.A.B. de C.V.                                         63,661   1,337,722       0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.                           153,345     675,710       0.1%
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A                          687,660   1,246,109       0.1%
#*  La Comer S.A.B. de C.V.                                                  267,941     278,084       0.0%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                                   3,390       1,296       0.0%
    Megacable Holdings S.A.B. de C.V.                                        173,043     795,078       0.1%
    Mexichem S.A.B. de C.V. Series *                                         563,072   1,759,783       0.1%
#*  Minera Frisco S.A.B. de C.V.                                             277,464     151,921       0.0%
    Nemak S.A.B. de C.V.                                                     234,100     175,743       0.0%
#   Organizacion Cultiba S.A.B. de C.V.                                       24,314      18,981       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                              240,563     444,543       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.(BP85573)           6,718      46,586       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.(2393388)          67,289     689,691       0.1%
    Qualitas Controladora S.A.B. de C.V.                                      99,114     277,171       0.0%
    Rassini S.A.B. de C.V.                                                    37,047     155,798       0.0%
    Rassini S.A.B. De C.V. Class A                                            45,980      95,908       0.0%
#   Regional S.A.B. de C.V.                                                  167,956   1,069,053       0.1%
#*  Telesites S.A.B. de C.V.                                                 354,173     274,785       0.0%
    TV Azteca S.A.B. de C.V.                                                 760,843     118,792       0.0%
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR                                56,813     203,532       0.0%
    Vitro S.A.B. de C.V. Series A                                             82,421     263,322       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                                      1,026,541   2,854,240       0.2%
                                                                                     -----------       ---
TOTAL MEXICO                                                                          54,346,318       3.6%
                                                                                     -----------       ---
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                                                 6,089      77,939       0.0%
    Cia de Minas Buenaventura SAA ADR                                         15,794     251,915       0.0%
    Credicorp, Ltd.                                                           15,039   3,496,417       0.3%
*   Fossal SAA ADR                                                               455         204       0.0%
*   Grana y Montero SAA Sponsored ADR                                         13,427      44,712       0.0%
                                                                                     -----------       ---
TOTAL PERU                                                                             3,871,187       0.3%
                                                                                     -----------       ---
PHILIPPINES -- (1.1%)
    Aboitiz Equity Ventures, Inc.                                            325,910     437,880       0.0%
    Aboitiz Power Corp.                                                      365,000     267,540       0.0%
*   Apex Mining Co., Inc.                                                  1,427,000      46,741       0.0%
*   Atlas Consolidated Mining & Development Corp.                            168,700      14,019       0.0%
    Ayala Corp.                                                               60,631   1,127,798       0.1%
    Ayala Land, Inc.                                                       1,258,660     989,044       0.1%
    Bank of the Philippine Islands                                           165,135     334,239       0.0%
    BDO Unibank, Inc.                                                        227,438     576,884       0.1%
    Cebu Air, Inc.                                                           178,860     305,913       0.0%
*   CEMEX Holdings Philippines, Inc.                                         350,000      24,196       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                            SHARES   VALUE++  OF NET ASSETS**
                                           --------- -------- ---------------
PHILIPPINES -- (Continued)
    Century Pacific Food, Inc.               395,900 $126,340       0.0%
    Century Properties Group, Inc.           500,000    4,399       0.0%
    China Banking Corp.                      269,037  180,675       0.0%
    Cirtek Holdings Philippines Corp.         28,300   28,251       0.0%
    Cosco Capital, Inc.                    1,100,600  142,242       0.0%
    D&L Industries, Inc.                     935,200  195,726       0.0%
    DMCI Holdings, Inc.                    1,899,750  403,811       0.0%
*   DoubleDragon Properties Corp.            221,190  133,261       0.0%
    East West Banking Corp.                  369,750  124,130       0.0%
*   EEI Corp.                                232,900   54,877       0.0%
*   Empire East Land Holdings, Inc.        1,223,000   15,525       0.0%
    Energy Development Corp.               1,149,319  119,834       0.0%
    Filinvest Land, Inc.                   6,790,000  217,932       0.0%
    First Gen Corp.                          760,100  228,603       0.0%
    First Philippine Holdings Corp.          182,270  228,644       0.0%
*   Global Ferronickel Holdings, Inc.        459,529   20,890       0.0%
    Globe Telecom, Inc.                       12,280  365,605       0.0%
    GT Capital Holdings, Inc.                 14,880  301,587       0.0%
    Integrated Micro-Electronics, Inc.       387,260  114,842       0.0%
    JG Summit Holdings, Inc.                 547,520  674,460       0.1%
    Jollibee Foods Corp.                     116,000  637,488       0.1%
*   Lepanto Consolidated Mining Co.        1,834,182    5,215       0.0%
    Lopez Holdings Corp.                   1,580,700  131,570       0.0%
    Macroasia Corp.                          100,500   49,907       0.0%
    Manila Electric Co.                       52,430  325,481       0.0%
    Manila Water Co., Inc.                   615,600  330,257       0.0%
    Max's Group, Inc.                        162,300   45,403       0.0%
    Megawide Construction Corp.              599,274  276,962       0.0%
    Megaworld Corp.                        3,987,900  346,055       0.0%
    Metro Retail Stores Group, Inc.          714,000   43,313       0.0%
    Metropolitan Bank & Trust Co.            156,303  256,003       0.0%
    Nickel Asia Corp.                        548,000   54,959       0.0%
    Pepsi-Cola Products Philippines, Inc.    737,300   37,384       0.0%
    Petron Corp.                           1,292,000  231,705       0.0%
    Philex Mining Corp.                      199,300   21,791       0.0%
*   Philippine National Bank                 215,142  217,673       0.0%
    Philippine Stock Exchange, Inc. (The)      5,304   22,535       0.0%
    Phinma Energy Corp.                      675,000   19,260       0.0%
    Phoenix Petroleum Philippines, Inc.      189,140   43,193       0.0%
    Pilipinas Shell Petroleum Corp.           31,440   31,760       0.0%
    PLDT, Inc.                                25,530  714,488       0.1%
    PLDT, Inc. Sponsored ADR                  11,344  311,847       0.0%
*   Prime Orion Philippines, Inc.            262,000   16,303       0.0%
    Puregold Price Club, Inc.                257,330  235,306       0.0%
*   PXP Energy Corp.                          76,500   20,543       0.0%
    RFM Corp.                                532,000   49,810       0.0%
    Rizal Commercial Banking Corp.           215,204  161,687       0.0%
    Robinsons Land Corp.                   1,196,766  412,737       0.0%
    Robinsons Retail Holdings, Inc.          144,210  253,328       0.0%
    San Miguel Food and Beverage, Inc.        63,300   79,389       0.0%
    Security Bank Corp.                      109,296  440,116       0.1%
    Semirara Mining & Power Corp.            463,280  275,946       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
PHILIPPINES -- (Continued)
    SM Investments Corp.                        28,575 $   516,722       0.1%
    SM Prime Holdings, Inc.                  1,367,212     901,003       0.1%
*   SSI Group, Inc.                            711,000      33,047       0.0%
    STI Education Systems Holdings, Inc.     1,881,000      47,598       0.0%
*   Top Frontier Investment Holdings, Inc.      10,142      51,660       0.0%
    Union Bank Of Philippines                  128,712     226,841       0.0%
    Universal Robina Corp.                     186,330     505,686       0.1%
    Vista Land & Lifescapes, Inc.            3,568,100     447,397       0.1%
    Xurpas, Inc.                               187,100      11,656       0.0%
                                                       -----------       ---
TOTAL PHILIPPINES                                       16,646,912       1.1%
                                                       -----------       ---
POLAND -- (1.6%)
*   Agora SA                                    20,446      90,502       0.0%
*   Alior Bank SA                               36,030     724,861       0.1%
    Alumetal SA                                    814      12,454       0.0%
    Amica SA                                     2,898      98,786       0.0%
#*  AmRest Holdings SE                           1,944     254,692       0.0%
    Apator SA                                    3,816      27,212       0.0%
    Asseco Poland SA                            46,977     586,545       0.1%
    Bank Handlowy w Warszawie SA                 7,702     181,781       0.0%
*   Bank Millennium SA                         219,805     534,436       0.1%
    Bank Pekao SA                               10,425     345,973       0.0%
    Bank Zachodni WBK SA                         4,533     478,220       0.0%
*   Bioton SA                                   23,777      35,489       0.0%
*   Boryszew SA                                 87,985     221,381       0.0%
#   Budimex SA                                   5,973     318,863       0.0%
#   CCC SA                                       8,799     646,369       0.1%
#   CD Projekt SA                               44,539   1,571,763       0.1%
*   Ciech SA                                    23,153     374,210       0.0%
    ComArch SA                                     236       9,742       0.0%
    Cyfrowy Polsat SA                           76,165     555,500       0.1%
    Elektrobudowa SA                                39       1,063       0.0%
    Enea SA                                    143,203     424,201       0.0%
#   Energa SA                                   74,286     217,064       0.0%
#   Eurocash SA                                 39,486     274,672       0.0%
    Fabryki Mebli Forte SA                       9,297     132,280       0.0%
*   Famur SA                                    37,563      63,871       0.0%
    Firma Oponiarska Debica SA                   1,289      49,295       0.0%
*   Getin Holding SA                           243,123      65,621       0.0%
*   Getin Noble Bank SA                        290,102      95,529       0.0%
    Globe Trade Centre SA                       29,996      78,827       0.0%
    Grupa Azoty SA                              17,150     261,010       0.0%
    Grupa Azoty Zaklady Chemiczne Police SA      3,091      17,284       0.0%
    Grupa Kety SA                                6,353     647,460       0.1%
    Grupa Lotos SA                              62,514     979,352       0.1%
*   Impexmetal SA                               60,302      73,638       0.0%
    ING Bank Slaski SA                           6,365     356,422       0.0%
    Inter Cars SA                                2,921     200,051       0.0%
#*  Jastrzebska Spolka Weglowa SA               28,438     666,838       0.1%
    Kernel Holding SA                           38,613     523,281       0.0%
#   KGHM Polska Miedz SA                        53,791   1,425,835       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                        ------- ----------- ---------------
POLAND -- (Continued)
    KRUK SA                                               8,067 $   526,498       0.0%
    LC Corp. SA                                          60,964      47,765       0.0%
    LPP SA                                                  295     767,187       0.1%
    Lubelski Wegiel Bogdanka SA                           5,264      82,439       0.0%
*   mBank SA                                              4,287     521,974       0.0%
    Netia SA                                            175,788     259,191       0.0%
    Neuca SA                                              2,045     180,033       0.0%
#*  Orange Polska SA                                    257,497     385,494       0.0%
    Orbis SA                                              5,719     156,074       0.0%
    Pfleiderer Group SA                                   3,121      33,050       0.0%
*   PGE Polska Grupa Energetyczna SA                    264,618     786,694       0.1%
*   PKP Cargo SA                                         12,403     144,777       0.0%
*   Polnord SA                                           24,222      56,266       0.0%
    Polski Koncern Naftowy Orlen S.A.                   132,521   3,375,294       0.2%
    Polskie Gornictwo Naftowe i Gazownictwo SA          373,045     654,745       0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA         105,683   1,254,684       0.1%
    Powszechny Zaklad Ubezpieczen SA                    108,328   1,316,944       0.1%
*   Rafako SA                                            30,429      35,503       0.0%
    Stalexport Autostrady SA                             33,272      37,079       0.0%
    Stalprodukt SA                                          559      72,748       0.0%
*   Tauron Polska Energia SA                            613,234     409,247       0.0%
    Trakcja SA                                           23,580      43,106       0.0%
*   Vistula Group SA                                     66,383      86,996       0.0%
    Warsaw Stock Exchange                                11,916     133,690       0.0%
    Wawel SA                                                227      67,038       0.0%
    Zespol Elektrowni Patnow Adamow Konin SA              2,460       8,054       0.0%
                                                                -----------       ---
TOTAL POLAND                                                     25,064,943       1.7%
                                                                -----------       ---
RUSSIA -- (1.1%)
    Etalon Group P.L.C. GDR(B5TWX80)                     52,035     148,705       0.0%
    Etalon Group P.L.C. GDR(B5TWX80)                     10,313      29,392       0.0%
    Gazprom PJSC Sponsored ADR(5140989)                 220,702   1,018,427       0.1%
    Gazprom PJSC Sponsored ADR(368287207)                15,387      70,165       0.0%
    Globaltrans Investment P.L.C. GDR                     1,079      11,351       0.0%
    Globaltrans Investment P.L.C. Sponsored GDR          13,798     144,800       0.0%
*   Lenta, Ltd.(BJ621Y903)                                9,815      55,139       0.0%
*   Lenta, Ltd.(BJ621Y3)                                 50,334     283,381       0.0%
    LUKOIL PJSC Sponsored ADR(BYZDW2900)                 20,281   1,351,845       0.1%
    Lukoil PJSC Sponsored ADR(BYZF386)                    9,176     604,607       0.1%
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR   47,794     475,639       0.0%
*   Mail.Ru Group, Ltd. GDR(560317208)                    3,678     116,225       0.0%
*   Mail.Ru Group, Ltd. GDR(B53NQB3)                      1,271      40,284       0.0%
*   Mechel PJSC Sponsored ADR                            29,036     106,562       0.0%
    MegaFon PJSC GDR(B8PQQ7905)                          20,825     184,416       0.0%
    MegaFon PJSC GDR(58517T209)                           8,012      70,946       0.0%
    MMC Norilsk Nickel PJSC ADR                          63,265   1,087,258       0.1%
    Novatek PJSC GDR                                      4,284     544,068       0.0%
    Novolipetsk Steel PJSC GDR(67011E204)                   648      16,621       0.0%
    Novolipetsk Steel PJSC GDR(B0RTNX900)                23,125     589,376       0.0%
    O'Key Group SA GDR                                    6,334      14,197       0.0%
    Phosagro PJSC GDR                                    21,849     315,068       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                    ------- ----------- ---------------
RUSSIA -- (Continued)
    Ros Agro P.L.C. GDR(B5MTFN7)                        818 $     8,948       0.0%
    Ros Agro P.L.C. GDR(B5MTFN7)                      5,322      58,116       0.0%
    Rosneft Oil Co. PJSC GDR(B1N63N5)                14,614      89,058       0.0%
    Rosneft Oil Co. PJSC GDR(B17FSC2)               126,625     770,258       0.1%
    Rostelecom PJSC Sponsored ADR(B114RM8)           19,115     116,866       0.0%
    Rostelecom PJSC Sponsored ADR(778529107)          1,682      10,504       0.0%
    RusHydro PJSC ADR                               311,587     354,441       0.0%
    Sberbank of Russia PJSC Sponsored ADR(B3P7N29)  124,299   1,835,896       0.1%
    Sberbank of Russia PJSC Sponsored ADR(B5SC091)  205,157   3,033,503       0.2%
    Severstal PJSC GDR                               34,964     556,476       0.0%
    Tatneft PJSC Sponsored ADR(BYY37Q908)            14,051     902,490       0.1%
    Tatneft PJSC Sponsored ADR(BYY39L6)               1,451      93,045       0.0%
    TMK PJSC GDR(B39TMW4)                            14,381      72,049       0.0%
    TMK PJSC GDR(B1FY0V4)                            13,562      68,087       0.0%
#   VEON, Ltd.                                      162,025     445,569       0.0%
    VTB Bank PJSC GDR(46630Q202)                    338,468     633,612       0.1%
    VTB Bank PJSC GDR(B1W7FX3)                      171,074     319,996       0.0%
*   X5 Retail Group NV GDR                           24,211     688,974       0.1%
                                                            -----------       ---
TOTAL RUSSIA                                                 17,336,360       1.1%
                                                            -----------       ---
SOUTH AFRICA -- (7.2%)
    Adcock Ingram Holdings, Ltd.                     24,614     134,075       0.0%
*   Adcorp Holdings, Ltd.                            61,325      78,215       0.0%
    Advtech, Ltd.                                   252,394     330,218       0.0%
    AECI, Ltd.                                       77,506     733,547       0.1%
    African Oxygen, Ltd.                             45,448     110,938       0.0%
*   African Phoenix Investments, Ltd.               282,387      15,001       0.0%
    African Rainbow Minerals, Ltd.                   69,916     571,608       0.0%
    Afrimat, Ltd.                                    40,034      98,882       0.0%
    Alexander Forbes Group Holdings, Ltd.           202,587     104,687       0.0%
*   Allied Electronics Corp., Ltd. Class A            4,509       4,762       0.0%
    Alviva Holdings, Ltd.                            81,663     133,020       0.0%
    Anglo American Platinum, Ltd.                    14,088     378,053       0.0%
    AngloGold Ashanti, Ltd. Sponsored ADR           320,438   2,877,533       0.2%
*   ArcelorMittal South Africa, Ltd.                164,858      39,041       0.0%
#   Ascendis Health, Ltd.                           107,869      84,296       0.0%
    Assore, Ltd.                                     19,814     489,122       0.0%
    Astral Foods, Ltd.                               27,840     686,744       0.1%
*   Attacq, Ltd.                                    236,589     364,892       0.0%
*   Aveng, Ltd.                                     233,088      18,113       0.0%
    AVI, Ltd.                                       180,140   1,647,713       0.1%
    Barclays Africa Group, Ltd.                     359,161   5,260,730       0.4%
    Barloworld, Ltd.                                156,320   2,111,222       0.2%
    Bid Corp., Ltd.                                  97,025   2,230,432       0.2%
    Bidvest Group, Ltd. (The)                       175,561   3,439,089       0.2%
    Blue Label Telecoms, Ltd.                       273,933     271,879       0.0%
#*  Brait SE                                        123,270     425,952       0.0%
    Capitec Bank Holdings, Ltd.                      16,811   1,196,843       0.1%
    Cashbuild, Ltd.                                  16,817     584,899       0.0%
    Caxton and CTP Publishers and Printers, Ltd.     26,485      21,318       0.0%
    City Lodge Hotels, Ltd.                          25,247     330,204       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                 --------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    Clicks Group, Ltd.                             136,239 $2,329,267       0.2%
    Clover Industries, Ltd.                         78,209    120,380       0.0%
*   Consolidated Infrastructure Group, Ltd.         60,169     18,706       0.0%
    Coronation Fund Managers, Ltd.                 136,564    810,967       0.1%
#*  Curro Holdings, Ltd.                            35,119     94,499       0.0%
    DataTec, Ltd.                                  201,753    343,338       0.0%
    Discovery, Ltd.                                113,470  1,575,516       0.1%
    DRDGOLD, Ltd.                                  216,155     51,102       0.0%
    DRDGOLD, Ltd. Sponsored ADR                      1,600      3,648       0.0%
*   enX Group, Ltd.                                 10,265     11,063       0.0%
    EOH Holdings, Ltd.                              74,757    227,229       0.0%
    Exxaro Resources, Ltd.                         122,211  1,084,008       0.1%
#*  Famous Brands, Ltd.                             51,937    462,234       0.0%
    FirstRand, Ltd.                              1,370,412  7,339,278       0.5%
    Foschini Group, Ltd. (The)                     125,067  2,151,836       0.2%
    Gold Fields, Ltd.                               29,233    110,985       0.0%
    Gold Fields, Ltd. Sponsored ADR                510,093  1,948,555       0.1%
    Grand Parade Investments, Ltd.                 131,391     19,296       0.0%
*   Grindrod, Ltd.                                 308,452    355,823       0.0%
    Group Five, Ltd.                                72,783     20,074       0.0%
    Harmony Gold Mining Co., Ltd.                  114,510    233,657       0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR    152,302    309,173       0.0%
*   Howden Africa Holdings, Ltd.                     3,943     12,913       0.0%
    Hudaco Industries, Ltd.                         21,252    273,710       0.0%
    Hulamin, Ltd.                                   71,054     29,484       0.0%
#*  Impala Platinum Holdings, Ltd.                 330,388    588,451       0.0%
    Imperial Holdings, Ltd.                        108,653  2,090,058       0.1%
    Investec, Ltd.                                  88,154    695,388       0.1%
    Invicta Holdings, Ltd.                          17,919     64,341       0.0%
    Italtile, Ltd.                                  21,971     25,241       0.0%
    JSE, Ltd.                                       67,533  1,059,789       0.1%
    KAP Industrial Holdings, Ltd.                  729,342    515,572       0.0%
    Kumba Iron Ore, Ltd.                            36,333    776,162       0.1%
    Lewis Group, Ltd.                               66,807    251,535       0.0%
    Liberty Holdings, Ltd.                          85,486    909,767       0.1%
*   Long4Life, Ltd.                                229,488    100,717       0.0%
    Massmart Holdings, Ltd.                         75,208  1,004,319       0.1%
    Merafe Resources, Ltd.                         704,578     90,479       0.0%
    Metair Investments, Ltd.                       111,669    192,781       0.0%
    Metrofile Holdings, Ltd.                        76,015     24,394       0.0%
    MMI Holdings, Ltd.                             666,602  1,186,672       0.1%
    Mondi, Ltd.                                     65,369  1,907,131       0.1%
    Mpact, Ltd.                                    120,100    274,864       0.0%
    Mr. Price Group, Ltd.                          107,996  2,369,847       0.2%
    Murray & Roberts Holdings, Ltd.                245,552    306,985       0.0%
*   Nampak, Ltd.                                   394,516    438,982       0.0%
    Naspers, Ltd. Class N                           36,170  8,811,719       0.6%
    Nedbank Group, Ltd.                             87,935  2,097,074       0.1%
#   NEPI Rockcastle P.L.C.                          71,337    786,186       0.1%
*   Northam Platinum, Ltd.                         176,527    545,246       0.0%
    Novus Holdings, Ltd.                            10,396      3,341       0.0%
    Oceana Group, Ltd.                              33,107    219,657       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Omnia Holdings, Ltd.                    36,337 $    417,973       0.0%
    Peregrine Holdings, Ltd.               166,460      288,067       0.0%
    Pick n Pay Stores, Ltd.                199,351    1,290,542       0.1%
    Pioneer Foods Group, Ltd.               48,395      470,664       0.0%
*   PPC, Ltd.                            1,097,019      766,495       0.1%
    PSG Group, Ltd.                         34,912      628,151       0.1%
    Raubex Group, Ltd.                      94,910      157,632       0.0%
    RCL Foods, Ltd.                         19,226       28,026       0.0%
    Reunert, Ltd.                          108,454      675,669       0.1%
#   Rhodes Food Group Pty, Ltd.             55,653       80,153       0.0%
*   Royal Bafokeng Platinum, Ltd.           40,725       76,222       0.0%
#   Sanlam, Ltd.                           318,751    2,013,556       0.1%
    Santam, Ltd.                            21,324      544,009       0.0%
    Sappi, Ltd.                            328,726    2,097,820       0.2%
    Sasol, Ltd.                              3,347      119,646       0.0%
#   Sasol, Ltd. Sponsored ADR              141,754    5,036,520       0.3%
    Shoprite Holdings, Ltd.                182,449    3,629,970       0.3%
*   Sibanye Gold, Ltd.                     652,586      572,030       0.0%
#   Sibanye Gold, Ltd. Sponsored ADR       146,127      515,829       0.0%
    SPAR Group, Ltd. (The)                 124,640    2,111,736       0.2%
    Spur Corp., Ltd.                        43,547       94,228       0.0%
*   Stadio Holdings, Ltd.                   55,206       21,086       0.0%
    Standard Bank Group, Ltd.              467,367    8,015,618       0.5%
#   Steinhoff International Holdings NV    643,070       99,057       0.0%
*   Super Group, Ltd.                      267,571      797,623       0.1%
    Telkom SA SOC, Ltd.                    180,068      822,343       0.1%
    Tiger Brands, Ltd.                      56,777    1,774,473       0.1%
    Tongaat Hulett, Ltd.                    71,488      518,213       0.0%
    Transaction Capital, Ltd.               80,699      113,296       0.0%
    Trencor, Ltd.                          107,914      298,944       0.0%
    Truworths International, Ltd.          293,025    2,395,649       0.2%
    Vodacom Group, Ltd.                    157,408    1,967,899       0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.         27,563      350,384       0.0%
    Woolworths Holdings, Ltd.              423,615    2,177,014       0.2%
                                                   ------------       ---
TOTAL SOUTH AFRICA                                  113,013,004       7.5%
                                                   ------------       ---
SOUTH KOREA -- (17.3%)
    ABco Electronics Co., Ltd.               3,678       27,863       0.0%
*   Able C&C Co., Ltd.                       2,873       46,126       0.0%
    ABOV Semiconductor Co., Ltd.             5,668       30,397       0.0%
#*  Ace Technologies Corp.                  12,758       51,465       0.0%
*   Actoz Soft Co., Ltd.                     1,963       31,670       0.0%
    Advanced Nano Products Co., Ltd.         1,159       19,592       0.0%
*   Advanced Process Systems Corp.             428        9,215       0.0%
    Aekyung Petrochemical Co., Ltd.          9,491      128,956       0.0%
#   AfreecaTV Co., Ltd.                      5,664      182,088       0.0%
*   Agabang&Company                         10,261       55,652       0.0%
    Ahn-Gook Pharmaceutical Co., Ltd.        3,399       50,469       0.0%
    Ahnlab, Inc.                             1,337       79,660       0.0%
    AJ Networks Co., Ltd.                    7,557       44,896       0.0%
#*  AJ Rent A Car Co., Ltd.                 11,281      141,986       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Ajin Industrial Co., Ltd.             6,328 $   18,176       0.0%
    AK Holdings, Inc.                     3,176    216,812       0.0%
    ALUKO Co., Ltd.                      21,440     90,215       0.0%
*   Aminologics Co., Ltd.                18,012     47,360       0.0%
#   Amorepacific Corp.                    4,138  1,346,346       0.1%
    AMOREPACIFIC Group                    8,462  1,127,626       0.1%
*   Amotech Co., Ltd.                     5,009    157,005       0.0%
*   Anam Electronics Co., Ltd.            6,840     20,105       0.0%
    Anapass, Inc.                         3,670     62,780       0.0%
*   Aprogen Healthcare & Games, Inc.     12,527     36,556       0.0%
*   APS Holdings Corp.                   11,595     70,724       0.0%
    Asia Cement Co., Ltd.                   944    130,315       0.0%
    ASIA Holdings Co., Ltd.                 649     91,316       0.0%
    Asia Paper Manufacturing Co., Ltd.    3,151     90,929       0.0%
*   Asiana Airlines, Inc.                70,735    348,711       0.0%
    AUK Corp.                            13,776     36,504       0.0%
    Aurora World Corp.                    2,940     33,630       0.0%
    Austem Co., Ltd.                      6,457     23,329       0.0%
    Autech Corp.                          8,440    118,791       0.0%
*   Avaco Co., Ltd.                       3,893     29,583       0.0%
    Baiksan Co., Ltd.                     6,975     39,035       0.0%
#*  Barun Electronics Co., Ltd.          17,795     22,867       0.0%
    Bcworld Pharm Co., Ltd.               1,296     35,391       0.0%
    BGF Co., Ltd.                        26,989    319,326       0.0%
*   BH Co., Ltd.                         12,339    247,292       0.0%
*   Binex Co., Ltd.                       2,852     39,428       0.0%
    Binggrae Co., Ltd.                    2,255    140,255       0.0%
#*  BioSmart Co., Ltd.                    9,586     51,561       0.0%
*   BIT Computer Co., Ltd.                4,083     22,315       0.0%
    Bixolon Co., Ltd.                     2,642     14,968       0.0%
    Bluecom Co., Ltd.                     6,343     35,687       0.0%
    BNK Financial Group, Inc.           124,952  1,215,992       0.1%
    Boditech Med, Inc.                    3,424     56,353       0.0%
    BoKwang Industry Co., Ltd.            7,220     40,908       0.0%
    Bookook Securities Co., Ltd.          2,445     55,549       0.0%
#*  Boryung Medience Co., Ltd.            1,719     23,364       0.0%
#*  Bosung Power Technology Co., Ltd.    21,529     91,138       0.0%
*   Brain Contents Co., Ltd.             27,608     24,887       0.0%
*   Bubang Co., Ltd.                     14,306     40,764       0.0%
#   Busan City Gas Co., Ltd.              1,071     36,135       0.0%
    BYC Co., Ltd.                           105     27,731       0.0%
    Byucksan Corp.                       20,100     78,175       0.0%
*   CammSys Corp.                        24,019     52,477       0.0%
    Capro Corp.                          10,522     74,579       0.0%
    Caregen Co., Ltd.                     1,154     96,190       0.0%
    Cell Biotech Co., Ltd.                3,452    137,263       0.0%
#*  Celltrion Pharm, Inc.                 1,871    150,377       0.0%
#*  Celltrion, Inc.                      12,933  3,244,463       0.2%
    Changhae Ethanol Co., Ltd.            2,540     41,376       0.0%
*   Charm Engineering Co., Ltd.          21,735     42,900       0.0%
    Cheil Worldwide, Inc.                14,488    257,937       0.0%
*   Chemtronics Co., Ltd.                 3,054     18,140       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                         SHARES  VALUE++   OF NET ASSETS**
                                         ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Chinyang Holdings Corp.              14,183 $   37,566       0.0%
*   Choa Pharmaceutical Co.               4,050     21,439       0.0%
    Chokwang Paint, Ltd.                  4,183     36,935       0.0%
    Chong Kun Dang Pharmaceutical Corp.   2,567    279,299       0.0%
    Chongkundang Holdings Corp.           1,579    103,006       0.0%
    Choong Ang Vaccine Laboratory         1,502     33,659       0.0%
#*  Chorokbaem Media Co., Ltd.           12,910     22,963       0.0%
    Chosun Refractories Co., Ltd.           128      9,996       0.0%
    Chungdahm Learning, Inc.              3,558     53,593       0.0%
    CJ CGV Co., Ltd.                      5,730    397,724       0.1%
    CJ CheilJedang Corp.                  4,758  1,521,241       0.1%
    CJ Corp.                              8,656  1,311,331       0.1%
    CJ E&M Corp.                          6,966    587,729       0.1%
    CJ Freshway Corp.                     3,084    109,205       0.0%
    CJ Hello Co., Ltd.                   15,905    126,682       0.0%
*   CJ Logistics Corp.                    3,076    448,471       0.1%
    CJ O Shopping Co., Ltd.               2,581    538,383       0.1%
*   CJ Seafood Corp.                      9,592     25,304       0.0%
    CKD Bio Corp.                         2,712     58,012       0.0%
    Clean & Science Co., Ltd.             1,150     14,366       0.0%
    Com2uSCorp                            3,906    582,011       0.1%
    Commax Co., Ltd.                      3,397     19,113       0.0%
    Coreana Cosmetics Co., Ltd.           6,531     48,969       0.0%
    Cosmax BTI, Inc.                      1,889     75,416       0.0%
    Cosmax, Inc.                          2,100    306,600       0.0%
    Cosmecca Korea Co., Ltd.                752     27,735       0.0%
#*  CosmoAM&T Co., Ltd.                   4,138     74,969       0.0%
*   Cosmochemical Co., Ltd.               4,574     87,887       0.0%
*   COSON Co., Ltd.                       5,178     75,032       0.0%
    Coway Co., Ltd.                      13,236  1,081,650       0.1%
    COWELL FASHION Co., Ltd.             17,951     90,913       0.0%
    Crown Confectionery Co., Ltd.         1,598     21,329       0.0%
    CROWNHAITAI Holdings Co., Ltd.        6,517    101,285       0.0%
#*  CrucialTec Co., Ltd.                 28,284     49,918       0.0%
    CS Wind Corp.                         2,093     64,698       0.0%
*   CTC BIO, Inc.                         1,736     23,773       0.0%
#*  CTL, Inc.                             9,318     44,092       0.0%
#   Cuckoo Holdings Co., Ltd.               786     87,391       0.0%
*   Cuckoo Homesys Co., Ltd.                118     23,426       0.0%
*   Curo Co., Ltd.                       32,241     37,459       0.0%
    Cymechs, Inc.                         2,984     37,287       0.0%
    D.I Corp.                            12,993     59,138       0.0%
    Dae Dong Industrial Co., Ltd.         4,717     39,976       0.0%
    Dae Han Flour Mills Co., Ltd.           586    102,940       0.0%
    Dae Hyun Co., Ltd.                   11,147     26,898       0.0%
*   Dae Won Chemical Co., Ltd.           18,773     41,764       0.0%
    Dae Won Kang Up Co., Ltd.            13,768     55,935       0.0%
*   Dae Young Packaging Co., Ltd.        31,775     29,698       0.0%
    Dae-Il Corp.                          8,181     57,117       0.0%
#   Daea TI Co., Ltd.                    32,954    155,639       0.0%
    Daechang Co., Ltd.                   38,643     42,451       0.0%
    Daechang Forging Co., Ltd.              557     26,233       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                        SHARES  VALUE++   OF NET ASSETS**
                                                        ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Daeduck Electronics Co.                             23,712 $  184,386       0.0%
    Daeduck GDS Co., Ltd.                                7,324    101,120       0.0%
    Daegu Department Store                               3,040     28,827       0.0%
    Daehan Steel Co., Ltd.                               7,550     83,142       0.0%
    Daehwa Pharmaceutical Co., Ltd.                      2,575     71,914       0.0%
*   Daejoo Electronic Materials Co., Ltd.                1,079     20,546       0.0%
    Daekyo Co., Ltd.                                     8,911     65,376       0.0%
    Daelim B&Co Co., Ltd.                                4,387     26,142       0.0%
    Daelim C&S Co., Ltd.                                 2,162     28,828       0.0%
    Daelim Industrial Co., Ltd.                         11,320    908,471       0.1%
*   DAEMYUNG Corp. Co., Ltd.                             8,276     28,514       0.0%
    Daeryuk Can Co., Ltd.                                8,241     51,717       0.0%
    Daesang Corp.                                       13,136    325,892       0.0%
#   Daesang Holdings Co., Ltd.                           8,544     74,764       0.0%
    Daesung Energy Co., Ltd.                             2,270     12,612       0.0%
*   Daesung Industrial Co., Ltd.                         9,382     44,614       0.0%
#*  Daewon Cable Co., Ltd.                              22,526     40,435       0.0%
*   Daewon Media Co., Ltd.                               2,653     23,636       0.0%
#   Daewon Pharmaceutical Co., Ltd.                      5,721    106,219       0.0%
    Daewon San Up Co., Ltd.                              5,449     36,803       0.0%
*   Daewoo Electronic Components Co., Ltd.               6,710     19,513       0.0%
#*  Daewoo Engineering & Construction Co., Ltd.         85,836    507,955       0.1%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.  17,171    381,182       0.0%
    Daewoong Co., Ltd.                                   8,070    139,874       0.0%
    Daewoong Pharmaceutical Co., Ltd.                      776    128,274       0.0%
    Daihan Pharmaceutical Co., Ltd.                      2,228     92,354       0.0%
    Daishin Securities Co., Ltd.                        17,661    225,276       0.0%
*   Danal Co., Ltd.                                     16,688     75,249       0.0%
    Danawa Co., Ltd.                                       736     12,302       0.0%
#   Daou Data Corp.                                     12,276    139,148       0.0%
    Daou Technology, Inc.                               18,850    422,772       0.1%
#*  Dasan Networks, Inc.                                 9,337     58,122       0.0%
    Dawonsys Co., Ltd.                                   4,711     86,759       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.          37,134     43,457       0.0%
*   Dayou Plus Co., Ltd.                                20,668     20,096       0.0%
    DB Financial Investment Co., Ltd.                   21,575     93,695       0.0%
    DB HiTek Co., Ltd.                                  25,265    315,328       0.0%
    DB Insurance Co., Ltd.                              28,659  1,682,284       0.1%
*   DB, Inc.                                            72,327     54,558       0.0%
    DCM Corp.                                            1,241     14,333       0.0%
*   Deutsch Motors, Inc.                                 7,028     43,846       0.0%
    DGB Financial Group, Inc.                           54,414    608,167       0.1%
    DHP Korea Co., Ltd.                                  4,848     51,014       0.0%
    Digital Chosun Co., Ltd.                            13,524     29,550       0.0%
    Digital Power Communications Co., Ltd.              12,024     48,121       0.0%
#*  DIO Corp.                                            4,269    165,627       0.0%
    Display Tech Co., Ltd.                                 696      2,598       0.0%
    DMS Co., Ltd.                                       10,092     64,891       0.0%
    DNF Co., Ltd.                                        3,940     42,511       0.0%
    Dong A Eltek Co., Ltd.                               6,688     64,742       0.0%
*   Dong Ah Tire & Rubber Co., Ltd.                      2,864     36,870       0.0%
    Dong-A ST Co., Ltd.                                    903     92,458       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                      SHARES  VALUE++  OF NET ASSETS**
                                                      ------- -------- ---------------
SOUTH KOREA -- (Continued)
    Dong-Ah Geological Engineering Co., Ltd.            4,846 $ 94,432       0.0%
    Dong-Il Corp.                                         383   18,715       0.0%
*   Dongbu Corp.                                        3,827   45,162       0.0%
*   Dongbu Steel Co., Ltd.                              2,546   26,697       0.0%
    Dongil Industries Co., Ltd.                           730   49,216       0.0%
    Dongjin Semichem Co., Ltd.                         21,378  280,059       0.0%
    DongKook Pharmaceutical Co., Ltd.                     969   63,395       0.0%
    Dongkuk Industries Co., Ltd.                       19,628   71,371       0.0%
    Dongkuk Steel Mill Co., Ltd.                       37,868  387,540       0.1%
    Dongkuk Structures & Construction Co., Ltd         12,784   59,816       0.0%
*   Dongnam Marine Crane Co., Ltd.                      4,508    6,460       0.0%
    Dongsuh Cos., Inc.                                  3,623   93,177       0.0%
    DONGSUNG Corp.                                     11,591   73,734       0.0%
*   Dongsung Finetec Co., Ltd.                          8,709   51,916       0.0%
    Dongwha Enterprise Co., Ltd.                        1,700   54,069       0.0%
    Dongwha Pharm Co., Ltd.                             9,743  104,385       0.0%
    Dongwon Development Co., Ltd.                      25,998  120,511       0.0%
    Dongwon F&B Co., Ltd.                                 532  118,579       0.0%
    Dongwon Industries Co., Ltd.                          774  244,264       0.0%
    Dongwon Systems Corp.                               1,987   83,473       0.0%
    Dongyang E&P, Inc.                                  3,315   36,236       0.0%
#*  Dongyang Steel Pipe Co., Ltd.                      58,813  140,613       0.0%
    Doosan Corp.                                        4,017  453,015       0.1%
*   Doosan Engine Co., Ltd.                            22,044  128,778       0.0%
#*  Doosan Heavy Industries & Construction Co., Ltd.   35,831  597,276       0.1%
    DoubleUGames Co., Ltd.                              2,276  132,261       0.0%
    Douzone Bizon Co., Ltd.                            10,333  475,273       0.1%
*   Dragonfly GF Co., Ltd.                              1,460    8,400       0.0%
    DRB Holding Co., Ltd.                               3,773   29,121       0.0%
    DSR Wire Corp.                                      1,764   10,810       0.0%
#*  DST ROBOT Co., Ltd.                                21,742   33,385       0.0%
    DTR Automotive Corp.                                2,084   63,747       0.0%
*   Duk San Neolux Co., Ltd.                            2,327   32,655       0.0%
*   Duksan Hi-Metal Co., Ltd.                           3,951   25,984       0.0%
    DY Corp.                                            8,382   49,551       0.0%
    DY POWER Corp.                                      3,899   83,739       0.0%
    e Tec E&C, Ltd.                                     1,038  141,301       0.0%
    e-LITECOM Co., Ltd.                                 5,790   31,682       0.0%
    E-MART, Inc.                                        3,068  772,322       0.1%
    E1 Corp.                                            1,761  102,871       0.0%
    Eagon Industrial, Ltd.                              3,370   31,735       0.0%
    Easy Bio, Inc.                                     33,073  236,814       0.0%
#*  EcoBio Holdings Co., Ltd.                           2,985   26,012       0.0%
*   Ecopro Co., Ltd.                                    8,198  275,585       0.0%
    EG Corp.                                            1,353   15,431       0.0%
#*  Ehwa Technologies Information Co., Ltd.           180,349   92,840       0.0%
#   Elcomtec Co., Ltd.                                  9,977   23,930       0.0%
*   Elentec Co., Ltd.                                   8,425   28,815       0.0%
#   EM-Tech Co., Ltd.                                   7,200  113,896       0.0%
*   Emerson Pacific, Inc.                               1,850   65,301       0.0%
#*  EMKOREA Co., Ltd.                                   8,717   41,078       0.0%
    Enex Co., Ltd.                                     21,764   42,084       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    ENF Technology Co., Ltd.                   7,754 $  121,488       0.0%
    Eo Technics Co., Ltd.                      2,078    145,684       0.0%
    Estechpharma Co., Ltd.                     3,978     49,657       0.0%
    Eugene Corp.                              30,884    232,849       0.0%
*   Eugene Investment & Securities Co., Ltd.  42,469    148,157       0.0%
    Eugene Technology Co., Ltd.                2,866     48,383       0.0%
#*  Eusu Holdings Co., Ltd.                    8,871     56,505       0.0%
    EVERDIGM Corp.                             5,254     49,956       0.0%
*   Exem Co., Ltd.                             3,347     12,607       0.0%
    Exicon Co., Ltd.                           1,704     17,049       0.0%
    F&F Co., Ltd.                              3,015    122,860       0.0%
    Farmsco                                    9,968    110,357       0.0%
*   FarmStory Co., Ltd.                       32,468     43,741       0.0%
#*  Feelingk Co., Ltd.                        12,578     39,454       0.0%
#   Feelux Co., Ltd.                          12,210    204,605       0.0%
    Fila Korea, Ltd.                           5,425    658,946       0.1%
    Fine Semitech Corp.                        3,212     16,268       0.0%
*   Fine Technix Co., Ltd.                    10,892     23,963       0.0%
*   Foosung Co., Ltd.                         25,877    226,323       0.0%
    Fursys, Inc.                               1,797     51,808       0.0%
*   G-SMATT GLOBAL Co., Ltd.                   4,752     51,014       0.0%
*   Gamevil, Inc.                              2,126    118,700       0.0%
    Gaon Cable Co., Ltd.                       1,471     37,140       0.0%
*   Genic Co., Ltd.                            2,113     37,936       0.0%
*   Genie Music Corp.                          5,644     27,026       0.0%
*   Gigalane Co., Ltd.                         6,685     19,452       0.0%
    GIIR, Inc.                                   595      4,783       0.0%
*   Global Display Co., Ltd.                   6,155      6,800       0.0%
    Global Standard Technology Co., Ltd.       2,586     22,748       0.0%
#   GMB Korea Corp.                            4,841     36,461       0.0%
#*  GNCO Co., Ltd.                            25,842     69,846       0.0%
    Golfzon Co., Ltd.                          2,400    100,295       0.0%
    Golfzon Newdin Holdings Co., Ltd.         11,819     61,081       0.0%
    Green Cross Corp.                            984    198,647       0.0%
    Green Cross Holdings Corp.                 3,659    130,245       0.0%
#   GS Engineering & Construction Corp.       20,972    796,082       0.1%
    GS Global Corp.                           24,687     91,574       0.0%
    GS Holdings Corp.                         35,073  2,007,622       0.2%
    GS Home Shopping, Inc.                     1,411    229,021       0.0%
    GS Retail Co., Ltd.                       10,155    352,778       0.0%
    Gwangju Shinsegae Co., Ltd.                  188     40,151       0.0%
#*  GY Commerce Co., Ltd.                      6,187     27,591       0.0%
    HAESUNG DS Co., Ltd.                       2,632     43,076       0.0%
    Haitai Confectionery & Foods Co., Ltd.     4,493     66,219       0.0%
    Halla Corp.                               12,823     97,107       0.0%
    Halla Holdings Corp.                       5,136    245,911       0.0%
    Han Kuk Carbon Co., Ltd.                  12,535     70,036       0.0%
    Hana Financial Group, Inc.                66,422  2,951,326       0.2%
*   Hana Micron, Inc.                         11,094     52,321       0.0%
#   Hana Tour Service, Inc.                    4,277    472,594       0.1%
*   Hanall Biopharma Co., Ltd.                 2,280     64,508       0.0%
    Hancom MDS, Inc.                           2,533     41,086       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                               SHARES   VALUE++   OF NET ASSETS**
                                                               ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Hancom, Inc.                                                 5,785 $   85,365       0.0%
    Handok, Inc.                                                 2,706     82,621       0.0%
    Handsome Co., Ltd.                                           8,222    255,208       0.0%
    Hanil Cement Co., Ltd.                                       1,951    302,997       0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.            45,833    144,337       0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.    6,254     23,031       0.0%
    Hanjin Kal Corp.                                            18,271    415,639       0.1%
    Hanjin Transportation Co., Ltd.                              5,352    128,631       0.0%
#*  Hankook Cosmetics Co., Ltd.                                  5,505     92,384       0.0%
    Hankook Shell Oil Co., Ltd.                                    457    142,504       0.0%
    Hankook Tire Co., Ltd.                                      24,172  1,116,347       0.1%
    Hankuk Glass Industries, Inc.                                  192      7,227       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                         2,272     50,697       0.0%
    Hanmi Semiconductor Co., Ltd.                               11,729    114,577       0.0%
    HanmiGlobal Co., Ltd.                                        3,314     31,829       0.0%
#   Hanon Systems                                               45,925    466,401       0.1%
    Hans Biomed Corp.                                            1,476     40,962       0.0%
    Hansae Co., Ltd.                                             5,794    122,223       0.0%
    Hansae MK Co., Ltd.                                          4,458     41,294       0.0%
    Hansae Yes24 Holdings Co., Ltd.                              8,326     86,090       0.0%
    Hanshin Construction                                         3,594     77,914       0.0%
    Hanshin Machinery Co.                                       11,420     37,181       0.0%
#   Hansol Chemical Co., Ltd.                                    5,595    368,634       0.0%
    Hansol Holdings Co., Ltd.                                   23,663    116,575       0.0%
    Hansol HomeDeco Co., Ltd.                                   40,610     64,531       0.0%
    Hansol Paper Co., Ltd.                                      11,350    182,166       0.0%
#*  Hansol SeenTec Co., Ltd.                                    24,127     28,514       0.0%
*   Hansol Technics Co., Ltd.                                    9,368    106,237       0.0%
#   Hanssem Co., Ltd.                                            4,032    438,646       0.1%
    Hanwha Chemical Corp.                                       51,927  1,395,922       0.1%
*   Hanwha Galleria Timeworld Co., Ltd.                          1,061     51,497       0.0%
    Hanwha General Insurance Co., Ltd.                          34,477    241,068       0.0%
#*  Hanwha Investment & Securities Co., Ltd.                    64,339    192,669       0.0%
    Hanwha Life Insurance Co., Ltd.                            162,020    941,499       0.1%
    Hanyang Eng Co., Ltd.                                        5,243     68,836       0.0%
    Hanyang Securities Co., Ltd.                                 5,181     37,848       0.0%
*   Harim Co., Ltd.                                             28,296    101,742       0.0%
    Harim Holdings Co., Ltd.                                    23,812     89,390       0.0%
    HB Technology Co., Ltd.                                     40,202    103,322       0.0%
    HDC I-Controls Co., Ltd.                                     2,438     33,229       0.0%
#*  Heung-A Shipping Co., Ltd.                                  86,595     67,535       0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.                  22,571    120,596       0.0%
    High Tech Pharm Co., Ltd.                                    2,570     30,820       0.0%
    HMC Investment Securities Co., Ltd.                         10,101    111,020       0.0%
    Home Center Holdings Co., Ltd.                              28,738     60,790       0.0%
*   Homecast Co., Ltd.                                           6,699     59,827       0.0%
    Hotel Shilla Co., Ltd.                                       6,154    661,940       0.1%
    HS Industries Co., Ltd.                                     26,051    207,706       0.0%
    HS R&A Co., Ltd.                                            24,330     50,767       0.0%
    Huchems Fine Chemical Corp.                                 12,690    315,043       0.0%
*   Hugel, Inc.                                                    430    201,839       0.0%
*   Humax Co., Ltd.                                             10,256     78,059       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                       SHARES  VALUE++   OF NET ASSETS**
                                                       ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Humedix Co., Ltd.                                   1,672 $   61,863       0.0%
    Huons Co., Ltd.                                     1,785    202,465       0.0%
    Huons Global Co., Ltd.                              4,308    286,631       0.0%
    Husteel Co., Ltd.                                   2,394     34,095       0.0%
    Huvis Corp.                                         8,020    100,777       0.0%
    Huvitz Co., Ltd.                                    1,959     21,977       0.0%
    Hwa Shin Co., Ltd.                                 11,649     41,073       0.0%
    Hwacheon Machine Tool Co., Ltd.                       515     27,111       0.0%
*   Hwajin Co., Ltd.                                    5,115     16,437       0.0%
    Hwangkum Steel & Technology Co., Ltd.               5,147     58,767       0.0%
    HwaSung Industrial Co., Ltd.                        4,660     71,778       0.0%
    Hy-Lok Corp.                                        4,851    124,926       0.0%
    Hyosung Corp.                                      12,502  1,529,499       0.1%
    Hyundai BNG Steel Co., Ltd.                         4,392     53,018       0.0%
    Hyundai C&F, Inc.                                   3,086     42,011       0.0%
*   Hyundai Cement Co.                                    142      3,475       0.0%
*   Hyundai Construction Equipment Co., Ltd.            1,060    187,116       0.0%
    Hyundai Corp.                                       4,152     86,744       0.0%
    Hyundai Department Store Co., Ltd.                  6,795    655,194       0.1%
    Hyundai Development Co-Engineering & Construction  20,942    909,797       0.1%
    Hyundai Engineering & Construction Co., Ltd.       37,420  2,216,134       0.2%
    Hyundai Engineering Plastics Co., Ltd.              9,569     60,362       0.0%
    Hyundai Glovis Co., Ltd.                            6,875  1,080,394       0.1%
    Hyundai Greenfood Co., Ltd.                        23,743    340,990       0.0%
*   Hyundai Heavy Industries Co., Ltd.                  7,089    784,769       0.1%
*   Hyundai Heavy Industries Holdings Co., Ltd.         4,475  1,758,342       0.1%
    Hyundai Home Shopping Network Corp.                 3,716    376,264       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.     24,414     99,386       0.0%
#   Hyundai Livart Furniture Co., Ltd.                  5,461    123,539       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.          36,187  1,292,856       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                  87,935    495,754       0.1%
#*  Hyundai Mipo Dockyard Co., Ltd.                     4,807    399,202       0.1%
    Hyundai Mobis Co., Ltd.                             9,454  2,189,391       0.2%
#*  Hyundai Rotem Co., Ltd.                            10,351    258,156       0.0%
    Hyundai Steel Co.                                  27,881  1,575,841       0.1%
#   Hyundai Wia Corp.                                   6,327    316,867       0.0%
    HyVision System, Inc.                               4,571     85,230       0.0%
*   i-Components Co., Ltd.                              1,634      8,652       0.0%
    i-SENS, Inc.                                        3,130     82,007       0.0%
    I3System, Inc.                                      1,104     22,980       0.0%
    ICD Co., Ltd.                                       8,052     73,381       0.0%
*   IHQ, Inc.                                          38,673     76,886       0.0%
    Iljin Diamond Co., Ltd.                             1,011     21,202       0.0%
    Iljin Display Co., Ltd.                             1,408      7,081       0.0%
    Iljin Electric Co., Ltd.                            9,122     52,340       0.0%
*   Iljin Holdings Co., Ltd.                           12,691     62,174       0.0%
    Iljin Materials Co., Ltd.                           3,351    103,861       0.0%
    Ilshin Spinning Co., Ltd.                             744     73,026       0.0%
*   Ilyang Pharmaceutical Co., Ltd.                     3,037    115,955       0.0%
*   IM Co., Ltd.                                       16,216     43,451       0.0%
    iMarketKorea, Inc.                                 10,882     92,015       0.0%
    InBody Co., Ltd.                                    4,099    164,352       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                       SHARES  VALUE++   OF NET ASSETS**
                                                       ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Industrial Bank of Korea                           86,045 $1,349,342       0.1%
*   Infinitt Healthcare Co., Ltd.                       5,114     41,585       0.0%
#*  Infraware, Inc.                                     9,605     19,302       0.0%
    INITECH Co., Ltd.                                   6,800     55,015       0.0%
#*  InkTec Co., Ltd.                                    3,256     14,115       0.0%
    Innocean Worldwide, Inc.                            2,511    155,676       0.0%
*   InnoWireless, Inc.                                  1,034     17,091       0.0%
#*  Innox Advanced Materials Co., Ltd.                  3,319    208,092       0.0%
*   Insun ENT Co., Ltd.                                10,668     79,187       0.0%
    Intelligent Digital Integrated Security Co., Ltd.   2,551     17,057       0.0%
#*  Interflex Co., Ltd.                                 3,301     58,695       0.0%
    Interojo Co., Ltd.                                  4,083    135,188       0.0%
    Interpark Corp.                                     4,000     32,898       0.0%
    Interpark Holdings Corp.                           25,238     82,638       0.0%
    INTOPS Co., Ltd.                                    7,188     62,042       0.0%
    INVENIA Co., Ltd.                                   7,350     27,811       0.0%
    Inzi Controls Co., Ltd.                             5,217     35,368       0.0%
    INZI Display Co., Ltd.                              5,255      8,557       0.0%
#*  Iones Co., Ltd.                                     3,976     50,938       0.0%
    IS Dongseo Co., Ltd.                                8,310    253,368       0.0%
    ISC Co., Ltd.                                       4,634     66,636       0.0%
    ISU Chemical Co., Ltd.                              7,276     90,103       0.0%
    IsuPetasys Co., Ltd.                               15,340     58,929       0.0%
    It's Hanbul Co., Ltd.                               1,333     73,931       0.0%
    J.ESTINA Co., Ltd.                                  5,394     51,375       0.0%
#   Jahwa Electronics Co., Ltd.                         5,727     90,659       0.0%
    JASTECH, Ltd.                                       5,041     61,544       0.0%
#*  Jayjun Cosmetic Co., Ltd.                           9,590    229,385       0.0%
    JB Financial Group Co., Ltd.                       76,302    437,013       0.1%
    JC Hyun System, Inc.                                3,546     25,706       0.0%
*   Jcontentree Corp.                                  23,139    157,977       0.0%
    Jeju Air Co., Ltd.                                  2,880    130,953       0.0%
*   Jeju Semiconductor Corp.                            1,967     10,042       0.0%
*   Jeongsan Aikang Co., Ltd.                           3,986     11,717       0.0%
    Jinsung T.E.C.                                      3,425     36,211       0.0%
    JLS Co., Ltd.                                       3,636     25,152       0.0%
    JS Corp.                                            1,923     26,677       0.0%
    Jusung Engineering Co., Ltd.                       21,512    204,786       0.0%
    JVM Co., Ltd.                                       1,224     54,583       0.0%
*   JYP Entertainment Corp.                            13,173    262,538       0.0%
    Kakao Corp.                                         2,434    250,449       0.0%
    Kakao M Corp.                                       2,962    247,470       0.0%
*   Kanglim Co., Ltd.                                   7,932     29,854       0.0%
    Kangnam Jevisco Co., Ltd.                           1,835     55,622       0.0%
    KAON Media Co., Ltd.                                7,055     64,477       0.0%
    KB Financial Group, Inc.                           23,438  1,331,659       0.1%
    KB Financial Group, Inc. ADR                       39,797  2,244,551       0.2%
*   KB Metal Co., Ltd.                                  9,168     23,585       0.0%
    KC Co., Ltd.                                        5,083     97,019       0.0%
    KC Cottrell Co., Ltd.                                 626      3,414       0.0%
    KC Green Holdings Co., Ltd.                         7,765     39,946       0.0%
    KC Tech Co., Ltd.                                   4,907     96,710       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                             SHARES  VALUE++   OF NET ASSETS**
                                                             ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    KCC Corp.                                                 2,341 $  854,513       0.1%
    KCC Engineering & Construction Co., Ltd.                  4,872     43,674       0.0%
    KEC Corp.                                                46,114     56,324       0.0%
#   KEPCO Engineering & Construction Co., Inc.                3,724    128,073       0.0%
#   KEPCO Plant Service & Engineering Co., Ltd.               5,542    262,017       0.0%
    Keyang Electric Machinery Co., Ltd.                       9,581     43,316       0.0%
*   KEYEAST Co., Ltd.                                        36,566     91,561       0.0%
    KG Chemical Corp.                                         4,943    130,527       0.0%
    KG Eco Technology Service Co., Ltd.                      10,678     44,722       0.0%
    Kginicis Co., Ltd.                                        4,769    103,687       0.0%
    KGMobilians Co., Ltd.                                     6,433     55,678       0.0%
*   KH Vatec Co., Ltd.                                        5,721     62,399       0.0%
    KISCO Corp.                                               2,640     94,670       0.0%
    KISCO Holdings Co., Ltd.                                    755     50,260       0.0%
    Kishin Corp.                                                757      3,193       0.0%
    KISWIRE, Ltd.                                             3,722    102,071       0.0%
*   Kiwi Media Group Co., Ltd.                               39,750     22,703       0.0%
    KIWOOM Securities Co., Ltd.                               3,668    402,618       0.1%
    KL-Net Corp.                                              4,538     20,680       0.0%
*   KleanNara Co., Ltd.                                      11,238     43,651       0.0%
*   KMH Co., Ltd.                                             9,025     69,877       0.0%
*   KMW Co., Ltd.                                             1,088     25,388       0.0%
    Kocom Co., Ltd.                                           2,691     19,822       0.0%
    Kodaco Co., Ltd.                                         19,992     57,125       0.0%
    Koh Young Technology, Inc.                                4,929    468,053       0.1%
    Kolmar BNH Co., Ltd.                                      4,049    116,934       0.0%
    Kolon Corp.                                               2,836    137,017       0.0%
    Kolon Global Corp.                                        4,114     44,343       0.0%
    Kolon Industries, Inc.                                    8,067    513,968       0.1%
*   Kolon Life Science, Inc.                                     83      6,130       0.0%
    Kolon Plastic, Inc.                                       3,778     27,344       0.0%
#*  Komipharm International Co., Ltd.                         3,957    143,830       0.0%
*   KONA I Co., Ltd.                                          5,418     51,072       0.0%
    Kopla Co., Ltd.                                           3,804     14,374       0.0%
    Korea Asset In Trust Co., Ltd.                            9,837     56,885       0.0%
    Korea Autoglass Corp.                                     5,235     81,958       0.0%
    Korea Cast Iron Pipe Industries Co., Ltd.                 4,507     59,658       0.0%
#*  Korea Circuit Co., Ltd.                                   7,389     58,309       0.0%
    Korea District Heating Corp.                              1,606    120,863       0.0%
    Korea Electric Power Corp.                               14,670    513,182       0.1%
    Korea Electric Power Corp. Sponsored ADR                 59,837  1,040,565       0.1%
    Korea Electric Terminal Co., Ltd.                         2,886    136,667       0.0%
    Korea Electronic Certification Authority, Inc.            4,271     27,750       0.0%
    Korea Electronic Power Industrial Development Co., Ltd.   5,312     20,485       0.0%
*   Korea Flange Co., Ltd.                                    2,351     24,213       0.0%
    Korea Fuel-Tech Corp.                                     5,048     12,935       0.0%
*   Korea Gas Corp.                                          10,269    524,884       0.1%
*   Korea Information & Communications Co, Ltd.               7,042     84,161       0.0%
    Korea Information Certificate Authority, Inc.             3,853     19,839       0.0%
    Korea Investment Holdings Co., Ltd.                      14,880  1,256,933       0.1%
    Korea Kolmar Co., Ltd.                                    5,075    387,051       0.0%
    Korea Kolmar Holdings Co., Ltd.                           1,931    102,929       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES   VALUE++   OF NET ASSETS**
                                                    ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*   Korea Line Corp.                                  7,251 $  193,005       0.0%
*   Korea Materials & Analysis Corp.                  2,130     26,193       0.0%
    Korea Petrochemical Ind Co., Ltd.                 1,735    443,948       0.1%
    Korea Real Estate Investment & Trust Co., Ltd.   33,969     97,516       0.0%
    Korea United Pharm, Inc.                          2,571     67,850       0.0%
    Korea Zinc Co., Ltd.                              1,874    758,459       0.1%
    Korean Air Lines Co., Ltd.                       28,136    894,182       0.1%
    Korean Reinsurance Co.                           55,128    607,378       0.1%
    Kortek Corp.                                      6,043     93,889       0.0%
    KPX Chemical Co., Ltd.                            1,352     75,921       0.0%
*   KSCB Co., Ltd.                                    5,499     20,066       0.0%
    Ksign Co., Ltd.                                  12,339     21,710       0.0%
    KSS LINE, Ltd.                                    8,802     69,225       0.0%
    KT Corp. Sponsored ADR                           12,498    167,848       0.0%
*   KT Hitel Co., Ltd.                                7,684     41,864       0.0%
    KT Skylife Co., Ltd.                             14,019    163,441       0.0%
    KT Submarine Co., Ltd.                            5,549     27,106       0.0%
#*  KTB Investment & Securities Co., Ltd.            21,362    130,674       0.0%
    KTCS Corp.                                       20,566     44,755       0.0%
    Ktis Corp.                                       11,445     30,841       0.0%
    Kukbo Design Co., Ltd.                            2,197     43,390       0.0%
    Kukdo Chemical Co., Ltd.                          1,792    115,933       0.0%
    Kukdong Oil & Chemicals Co., Ltd.                 8,320     28,731       0.0%
*   Kumho Electric Co., Ltd.                          1,919     14,613       0.0%
    Kumho Industrial Co., Ltd.                        9,487    116,717       0.0%
#   Kumho Petrochemical Co., Ltd.                     5,533    553,343       0.1%
#*  Kumho Tire Co., Inc.                             60,073    346,190       0.0%
    Kumkang Kind Co., Ltd.                            1,390     43,211       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.              15,633    134,228       0.0%
#*  Kwang Myung Electric Co., Ltd.                   10,184     42,559       0.0%
    Kwangju Bank Co., Ltd.                           14,177    148,070       0.0%
*   Kyeryong Construction Industrial Co., Ltd.        2,163     38,908       0.0%
    Kyobo Securities Co., Ltd.                       11,174    107,864       0.0%
    Kyongbo Pharmaceutical Co., Ltd.                  4,877     64,013       0.0%
    Kyung Dong Navien Co., Ltd.                       2,166    120,157       0.0%
*   Kyung Nam Pharm Co., Ltd.                         3,082     49,633       0.0%
    Kyung-In Synthetic Corp.                         11,914     63,715       0.0%
    Kyungbang, Ltd.                                   5,609     78,202       0.0%
    Kyungchang Industrial Co., Ltd.                   7,192     22,667       0.0%
    KyungDong City Gas Co., Ltd.                      1,202     45,275       0.0%
    KyungDong Invest Co., Ltd.                          487     19,737       0.0%
    Kyungdong Pharm Co., Ltd.                         5,039    117,713       0.0%
#   L&F Co., Ltd.                                     6,591    233,682       0.0%
#*  LB Semicon, Inc.                                 21,559     48,692       0.0%
    LEADCORP, Inc. (The)                              9,025     55,523       0.0%
*   Leaders Cosmetics Co., Ltd.                       3,579     75,581       0.0%
    LEENO Industrial, Inc.                            4,357    232,745       0.0%
*   Leenos Corp.                                      7,134     24,152       0.0%
    LF Corp.                                         11,609    305,293       0.0%
    LG Chem, Ltd.                                    12,334  4,128,544       0.3%
    LG Display Co., Ltd.                             75,877  1,656,707       0.1%
#   LG Display Co., Ltd. ADR                        172,648  1,864,598       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    LG Hausys, Ltd.                             3,869 $  294,089       0.0%
    LG Household & Health Care, Ltd.            2,382  3,041,526       0.2%
#   LG Innotek Co., Ltd.                        6,096    657,299       0.1%
    LG International Corp.                     18,179    448,007       0.1%
    LG Uplus Corp.                            119,999  1,373,784       0.1%
    Lion Chemtech Co., Ltd.                     2,446     29,188       0.0%
*   LIS Co., Ltd.                               2,556     31,352       0.0%
#*  Liveplex Co., Ltd.                         19,056     23,493       0.0%
    LMS Co., Ltd.                               3,047     22,400       0.0%
    Lock & Lock Co., Ltd.                       5,686    125,104       0.0%
    LOT Vacuum Co., Ltd.                        4,243     52,134       0.0%
    Lotte Chemical Corp.                        8,432  3,246,967       0.2%
    LOTTE Fine Chemical Co., Ltd.               7,369    469,207       0.1%
    LOTTE Himart Co., Ltd.                      3,893    270,508       0.0%
    Lotte Non-Life Insurance Co., Ltd.         39,836    114,809       0.0%
    Lotte Shopping Co., Ltd.                    2,166    516,390       0.1%
#*  Lotte Tour Development Co., Ltd.            1,550     30,837       0.0%
    LS Corp.                                   10,256    743,657       0.1%
*   Lumens Co., Ltd.                           19,933     74,121       0.0%
    Lutronic Corp.                              2,913     48,147       0.0%
    LVMC Holdings                              16,912     79,507       0.0%
#   Macquarie Korea Infrastructure Fund       124,627  1,043,882       0.1%
*   Macrogen, Inc.                              3,090    126,177       0.0%
    Maeil Holdings Co., Ltd.                    5,094     76,381       0.0%
#   Mando Corp.                                 3,990    844,151       0.1%
    Mcnex Co., Ltd.                             2,819     44,966       0.0%
    Medy-Tox, Inc.                              1,597  1,037,931       0.1%
    Meerecompany, Inc.                          1,447    195,381       0.0%
    MegaStudy Co., Ltd.                         1,272     43,771       0.0%
    MegaStudyEdu Co., Ltd.                        693     85,307       0.0%
*   Melfas, Inc.                                5,636     20,725       0.0%
    Meritz Financial Group, Inc.               24,598    320,257       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.   33,955    663,674       0.1%
    Meritz Securities Co., Ltd.               190,391    735,042       0.1%
#   META BIOMED Co., Ltd.                       6,026     29,501       0.0%
*   Mgame Corp.                                 5,065     21,690       0.0%
    Mi Chang Oil Industrial Co., Ltd.             382     28,497       0.0%
*   MiCo, Ltd.                                 17,220     77,066       0.0%
    Minwise Co., Ltd.                           4,370     98,383       0.0%
    Mirae Asset Daewoo Co., Ltd.               80,147    725,674       0.1%
    Mirae Asset Life Insurance Co., Ltd.       51,902    264,729       0.0%
*   Mirae Corp.                               120,280     25,114       0.0%
    Miwon Chemicals Co., Ltd.                     571     29,837       0.0%
    Miwon Specialty Chemical Co., Ltd.            617     34,098       0.0%
    MK Electron Co., Ltd.                      10,839    100,512       0.0%
*   MNTech Co., Ltd.                            8,025     31,144       0.0%
    Mobase Co., Ltd.                            7,531     32,709       0.0%
#*  Moda-InnoChips Co., Ltd.                    2,027     18,206       0.0%
    Modetour Network, Inc.                      6,258    216,362       0.0%
#   Monalisa Co., Ltd.                          4,836     22,205       0.0%
    Moorim P&P Co., Ltd.                       11,756     71,866       0.0%
    Moorim Paper Co., Ltd.                     10,302     31,971       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                 SHARES  VALUE++   OF NET ASSETS**
                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Motonic Corp.                                 6,454 $   61,892       0.0%
*   MPK Group, Inc.                               9,820      4,534       0.0%
    Multicampus Co., Ltd.                           719     21,842       0.0%
#   Myungmoon Pharm Co., Ltd.                     8,085     61,985       0.0%
#   Namhae Chemical Corp.                        10,523    178,456       0.0%
*   Namsun Aluminum Co., Ltd.                    38,782     42,701       0.0%
    Namyang Dairy Products Co., Ltd.                213    135,035       0.0%
    Nasmedia Co., Ltd.                            1,217     79,917       0.0%
    NAVER Corp.                                   5,308  3,539,599       0.3%
    NCSoft Corp.                                  2,202    738,051       0.1%
    NeoPharm Co., Ltd.                            2,235    122,892       0.0%
*   Neowiz                                        3,631     58,927       0.0%
*   Neowiz Holdings Corp.                         3,627     48,837       0.0%
    NEPES Corp.                                  14,371    116,101       0.0%
*   Neuros Co., Ltd.                              3,123     23,740       0.0%
    Nexen Corp.                                  14,528     97,679       0.0%
    Nexen Tire Corp.                             22,629    255,034       0.0%
*   Nexon GT Co., Ltd.                            2,628     27,467       0.0%
*   Next Entertainment World Co., Ltd.            3,907     30,465       0.0%
#   Nexturn Co., Ltd.                             3,593     42,616       0.0%
    NH Investment & Securities Co., Ltd.         56,856    820,454       0.1%
#*  NHN Entertainment Corp.                       5,213    298,818       0.0%
*   NHN KCP Corp.                                 6,876     95,911       0.0%
    NICE Holdings Co., Ltd.                      10,836    201,223       0.0%
    Nice Information & Telecommunication, Inc.    4,125     97,500       0.0%
    NICE Information Service Co., Ltd.           21,377    197,891       0.0%
#   NICE Total Cash Management Co., Ltd.         11,894    143,692       0.0%
#*  NK Co., Ltd.                                 30,243     63,764       0.0%
    Nong Shim Holdings Co., Ltd.                  1,109    110,304       0.0%
    Nong Woo Bio Co., Ltd.                        2,915     51,849       0.0%
    NongShim Co., Ltd.                            1,025    309,807       0.0%
    Noroo Holdings Co., Ltd.                      1,493     22,316       0.0%
    NOROO Paint & Coatings Co., Ltd.              3,900     32,352       0.0%
    NPC                                             363      1,841       0.0%
    NS Shopping Co., Ltd.                         8,130    106,343       0.0%
*   Nuri Telecom Co., Ltd.                        2,366     20,609       0.0%
*   NUTRIBIOTECH Co., Ltd.                        4,988    129,323       0.0%
    OCI Co., Ltd.                                 6,394    926,877       0.1%
*   Omnisystem Co., Ltd.                         14,815     39,049       0.0%
    Openbase, Inc.                               13,127     40,222       0.0%
    Opto Device Technology Co., Ltd.              5,298     39,841       0.0%
#*  OPTRON-TEC, Inc.                             12,673     72,649       0.0%
#*  Orbitech Co., Ltd.                            2,100     17,225       0.0%
    Orion Corp.                                   2,406    279,277       0.0%
#   Orion Holdings Corp.                         34,524    788,480       0.1%
*   OSANGJAIEL Co., Ltd.                          1,911     19,180       0.0%
*   Osstem Implant Co., Ltd.                      5,832    298,934       0.0%
#   Osung Advanced Materials Co., Ltd.()          4,631      3,404       0.0%
#*  Osung Advanced Materials Co., Ltd.(6383404)   8,523     25,701       0.0%
    Ottogi Corp.                                    253    187,615       0.0%
    Paik Kwang Industrial Co., Ltd.               8,646     27,612       0.0%
#*  Pan Ocean Co., Ltd.                          70,864    361,846       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                          SHARES  VALUE++   OF NET ASSETS**
                                          ------ ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Pan-Pacific Co., Ltd.                 13,908 $   43,212       0.0%
#*  PaperCorea, Inc.                      11,147     15,612       0.0%
    Partron Co., Ltd.                     22,029    172,505       0.0%
*   Paru Co., Ltd.                         9,531     32,572       0.0%
*   People & Technologies, Inc.            2,381     29,314       0.0%
    Pharma Research Products Co., Ltd.       787     35,965       0.0%
*   PNE Solution Co., Ltd.                 3,058     44,694       0.0%
    Poongsan Holdings Corp.                2,233    101,185       0.0%
#   Posco M-Tech Co., Ltd.                14,118     79,494       0.0%
*   Power Logics Co., Ltd.                15,967     68,668       0.0%
#   Protec Co., Ltd.                       3,174     56,458       0.0%
    PSK, Inc.                              7,803    167,433       0.0%
    Pulmuone Co., Ltd.                       553     77,220       0.0%
    Pyeong Hwa Automotive Co., Ltd.        7,337     71,662       0.0%
#*  RaonSecure Co., Ltd.                  12,259     42,345       0.0%
    Rayence Co., Ltd.                      1,915     34,238       0.0%
#*  Redrover Co., Ltd.                    16,095     51,600       0.0%
    Reyon Pharmaceutical Co., Ltd.           936     21,734       0.0%
#   RFTech Co., Ltd.                       7,978     36,052       0.0%
    Robostar Co., Ltd.                     2,792     52,891       0.0%
    Rorze Systems Corp.                    1,270      5,007       0.0%
    S Net Systems, Inc.                    4,731     23,823       0.0%
    S&S Tech Corp.                         5,602     23,327       0.0%
*   S&T Corp.                                689      9,509       0.0%
    S&T Holdings Co., Ltd.                 5,377     65,983       0.0%
    S&T Motiv Co., Ltd.                    6,006    183,935       0.0%
    S-1 Corp.                              6,246    572,765       0.1%
#*  S-Connect Co., Ltd.                   38,692     90,801       0.0%
    S-Energy Co., Ltd.                     5,092     37,500       0.0%
#*  S-MAC Co., Ltd.                       30,774     70,325       0.0%
    S-Oil Corp.                           14,528  1,489,974       0.1%
*   S.Y. Panel Co., Ltd.                   2,999     27,546       0.0%
    Sajo Industries Co., Ltd.              1,431     94,446       0.0%
*   Sajodongaone Co., Ltd.                17,467     26,620       0.0%
*   SAJOHAEPYO Corp.                         466      4,656       0.0%
    Sam Young Electronics Co., Ltd.        6,567     74,202       0.0%
    Sam Yung Trading Co., Ltd.             4,987     81,564       0.0%
    Samchully Co., Ltd.                    1,175    122,500       0.0%
    Samchuly Bicycle Co., Ltd.             5,258     45,497       0.0%
    Samho Development Co., Ltd.            9,006     57,958       0.0%
*   Samho International Co., Ltd.          2,508     37,873       0.0%
    SAMHWA Paints Industrial Co., Ltd.     4,936     35,795       0.0%
    Samick Musical Instruments Co., Ltd.  25,018     59,139       0.0%
#   Samick THK Co., Ltd.                   4,280     69,449       0.0%
    Samji Electronics Co., Ltd.            5,823     74,761       0.0%
    Samjin Pharmaceutical Co., Ltd.        5,142    214,374       0.0%
    Samkee Automotive Co., Ltd.           12,204     38,217       0.0%
    Samkwang Glass Co., Ltd.               1,417     57,375       0.0%
    Sammok S-Form Co., Ltd.                5,311     76,975       0.0%
#   SAMPYO Cement Co., Ltd.               14,026     73,237       0.0%
    Samsung C&T Corp.                      8,485  1,106,720       0.1%
    Samsung Card Co., Ltd.                12,022    419,231       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                               ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Samsung Electro-Mechanics Co., Ltd.         12,513 $ 1,374,012       0.1%
    Samsung Electronics Co., Ltd.               19,600  48,568,795       3.3%
    Samsung Electronics Co., Ltd. GDR           16,921  20,714,565       1.4%
*   Samsung Engineering Co., Ltd.               14,701     244,842       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.    8,055   2,011,251       0.2%
*   Samsung Heavy Industries Co., Ltd.         135,105     923,540       0.1%
    Samsung Life Insurance Co., Ltd.            12,661   1,382,163       0.1%
#*  Samsung Pharmaceutical Co., Ltd.             5,168      18,837       0.0%
#   Samsung SDI Co., Ltd.                       10,098   1,719,423       0.1%
    Samsung SDS Co., Ltd.                        3,525     800,662       0.1%
    Samsung Securities Co., Ltd.                27,337     940,205       0.1%
    SAMT Co., Ltd.                              28,486      52,785       0.0%
#   Samwha Capacitor Co., Ltd.                   4,575     274,626       0.0%
    Samwha Electric Co., Ltd.                      619       9,825       0.0%
    Samyang Corp.                                2,085     173,706       0.0%
    Samyang Foods Co., Ltd.                        883      73,834       0.0%
    Samyang Holdings Corp.                       2,185     226,212       0.0%
    Samyang Tongsang Co., Ltd.                   1,031      42,390       0.0%
    Sang-A Frontec Co., Ltd.                     2,384      35,033       0.0%
*   Sangbo Corp.                                 7,260      12,463       0.0%
*   Sangsangin Co., Ltd.                        19,165     387,411       0.1%
    Sangsin Brake                                3,903      25,908       0.0%
    SaraminHR Co, Ltd.                           1,626      32,622       0.0%
    SAVEZONE I&C Corp.                           8,459      35,029       0.0%
*   SBS Contents Hub Co., Ltd.                   1,410      11,446       0.0%
*   SBS Media Holdings Co., Ltd.                31,737      87,634       0.0%
*   SBW                                         69,888      98,985       0.0%
    Seah Besteel Corp.                           8,346     210,331       0.0%
#   SeAH Holdings Corp.                            419      53,889       0.0%
    SeAH Steel Corp.                             1,827     159,016       0.0%
    Sebang Co., Ltd.                             6,087      75,585       0.0%
    Sebang Global Battery Co., Ltd.              4,466     135,720       0.0%
    Sebo Manufacturing Engineer Corp.            1,867      21,356       0.0%
*   Seegene, Inc.                                4,004     129,946       0.0%
    Sejong Industrial Co., Ltd.                  6,842      50,279       0.0%
*   Sejong Telecom, Inc.                       121,540      72,426       0.0%
*   Sekonix Co., Ltd.                            5,244      48,702       0.0%
    Sempio Foods Co.                               730      25,457       0.0%
#*  Seobu T&D                                   11,938     117,270       0.0%
    Seohan Co., Ltd.                            55,168     132,596       0.0%
    Seohee Construction Co., Ltd.               97,637     113,364       0.0%
    Seoul Auction Co., Ltd.                      1,819      15,635       0.0%
    Seoul Pharma Co., Ltd.                       2,126      25,397       0.0%
    Seoul Semiconductor Co., Ltd.               20,598     363,026       0.0%
    SEOWONINTECH Co., Ltd.                       5,769      37,377       0.0%
    Seoyon Co., Ltd.                             6,326      36,213       0.0%
    Seoyon E-Hwa Co., Ltd.                       5,905      45,519       0.0%
*   Sewon Cellontech Co., Ltd.                  20,901      93,505       0.0%
    Sewon Precision Industry Co., Ltd.           1,917      21,887       0.0%
    SEWOONMEDICAL Co., Ltd.                     10,144      43,281       0.0%
    SFA Engineering Corp.                       13,074     395,213       0.1%
*   SFA Semicon Co., Ltd.                       53,773     118,043       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                     ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  SFC Co., Ltd.                                      4,742 $    32,721       0.0%
*   SG Corp.                                          61,953      50,394       0.0%
*   SG&G Corp.                                        11,339      26,990       0.0%
*   SGA Co., Ltd.                                     47,428      38,603       0.0%
    SH Energy & Chemical Co., Ltd.                    45,156      70,814       0.0%
    Shinhan Financial Group Co., Ltd.                 67,818   3,019,709       0.2%
    Shinhan Financial Group Co., Ltd. ADR             20,352     908,106       0.1%
    Shinil Industrial Co., Ltd.                       27,475      44,427       0.0%
    Shinsegae Engineering & Construction Co., Ltd.     2,043      70,726       0.0%
#   Shinsegae Food Co., Ltd.                             861     120,992       0.0%
#   Shinsegae Information & Communication Co., Ltd.      631      96,209       0.0%
    Shinsegae International, Inc.                      1,004     125,354       0.0%
    Shinsegae, Inc.                                    3,498   1,357,690       0.1%
*   Shinsung Tongsang Co., Ltd.                       28,440      33,745       0.0%
*   Shinwha Intertek Corp.                            14,111      35,630       0.0%
*   Shinwon Construction Co., Ltd.                     3,359      19,082       0.0%
#*  Shinwon Corp.                                     11,194      36,842       0.0%
    Shinyoung Securities Co., Ltd.                     2,196     119,928       0.0%
    SHOWBOX Corp.                                     18,643      93,045       0.0%
*   Signetics Corp.                                   34,301      49,310       0.0%
    SIGONG TECH Co., Ltd.                              6,507      54,366       0.0%
    Silicon Works Co., Ltd.                            3,305     115,454       0.0%
    Silla Co., Ltd.                                    5,195      81,118       0.0%
    SIMMTECH Co., Ltd.                                11,749      88,625       0.0%
    SIMMTECH HOLDINGS Co., Ltd.                        7,120      14,242       0.0%
    SIMPAC, Inc.                                       9,760      38,940       0.0%
    Sindoh Co., Ltd.                                   2,860     161,804       0.0%
    SJM Co., Ltd.                                      3,600      14,332       0.0%
    SK Bioland Co., Ltd.                               2,817      54,769       0.0%
*   SK Chemicals Co., Ltd.                             2,881     271,991       0.0%
    SK D&D Co., Ltd.                                   2,833      78,213       0.0%
#   SK Discovery Co., Ltd.                             3,237     128,666       0.0%
    SK Gas, Ltd.                                       2,634     230,931       0.0%
    SK Holdings Co., Ltd.                             14,238   3,897,353       0.3%
    SK Hynix, Inc.                                   152,088  11,960,806       0.8%
    SK Innovation Co., Ltd.                           17,193   3,150,553       0.2%
    SK Materials Co., Ltd.                             2,534     363,932       0.0%
    SK Networks Co., Ltd.                             87,221     457,348       0.1%
#*  SK Securities Co., Ltd.                          167,947     189,263       0.0%
    SK Telecom Co., Ltd.                               3,393     724,958       0.1%
    SK Telecom Co., Ltd. ADR                           4,410     104,738       0.0%
    SKC Co., Ltd.                                     10,553     373,822       0.0%
*   SKC Solmics Co., Ltd.                             17,800      80,416       0.0%
    SKCKOLONPI, Inc.                                   5,680     228,154       0.0%
    SL Corp.                                           7,580     156,871       0.0%
*   SM Culture & Contents Co., Ltd.                    6,924      18,314       0.0%
#*  SM Entertainment Co.                               8,156     271,052       0.0%
#*  SMARK Co., Ltd.                                   34,304      20,414       0.0%
    SMEC Co., Ltd.                                    10,746      38,646       0.0%
*   SNU Precision Co., Ltd.                            5,420      16,838       0.0%
*   Solborn, Inc.                                      6,999      40,137       0.0%
#*  Solco Biomedical Co., Ltd.                        52,031      36,171       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                   SHARES VALUE++  OF NET ASSETS**
                                                   ------ -------- ---------------
SOUTH KOREA -- (Continued)
*   Solid, Inc.                                     9,205 $ 40,433       0.0%
    Songwon Industrial Co., Ltd.                    7,907  212,693       0.0%
#   Soulbrain Co., Ltd.                             6,239  342,338       0.0%
    SPC Samlip Co., Ltd.                            1,112  133,880       0.0%
#   SPG Co., Ltd.                                   3,810   39,321       0.0%
    Spigen Korea Co., Ltd.                          1,132   54,570       0.0%
    Ssangyong Cement Industrial Co., Ltd.           9,499  264,960       0.0%
    Suheung Co., Ltd.                               3,327  105,664       0.0%
    Sun Kwang Co., Ltd.                             1,915   37,923       0.0%
*   Sunchang Corp.                                  4,035   27,276       0.0%
#*  SundayToz Corp.                                 1,704   70,982       0.0%
    Sung Bo Chemicals Co., Ltd.                     5,109   30,897       0.0%
#   Sung Kwang Bend Co., Ltd.                      11,782  137,898       0.0%
*   Sungchang Enterprise Holdings, Ltd.            30,377   86,480       0.0%
    Sungdo Engineering & Construction Co., Ltd.     7,793   52,647       0.0%
*   Sungshin Cement Co., Ltd.                       9,439   83,637       0.0%
#   Sungwoo Hitech Co., Ltd.                       25,977  143,103       0.0%
#*  Sunjin Co., Ltd.                                7,779  116,755       0.0%
*   Suprema HQ, Inc.                                1,525    8,633       0.0%
*   Suprema, Inc.                                   1,413   28,655       0.0%
#*  Synopex, Inc.                                  35,109  124,444       0.0%
    Systems Technology, Inc.                        6,960  120,307       0.0%
*   T'way Holdings, Inc.                           15,040   83,227       0.0%
    Taekwang Industrial Co., Ltd.                     263  319,648       0.0%
*   Taewoong Co., Ltd.                              5,397   95,894       0.0%
    Taeyoung Engineering & Construction Co., Ltd.  26,703  290,587       0.0%
*   Taihan Electric Wire Co., Ltd.                 56,361   88,525       0.0%
#*  Taihan Fiberoptics Co., Ltd.(6278351)           9,940   66,358       0.0%
*   Taihan Fiberoptics Co., Ltd.(BFXW137)           2,329    3,817       0.0%
*   Taihan Textile Co., Ltd.                          945   11,005       0.0%
*   TBH Global Co., Ltd.                            9,861   63,966       0.0%
    TechWing, Inc.                                  3,473   59,164       0.0%
#*  Tellus Co., Ltd.                               24,906   45,952       0.0%
    TES Co., Ltd.                                   7,187  201,121       0.0%
    Tesna Co., Ltd.                                 3,579   55,894       0.0%
*   Thinkware Systems Corp.                         3,694   35,506       0.0%
*   TK Chemical Corp.                              26,714   54,303       0.0%
    TK Corp.                                        8,295  111,337       0.0%
*   TOBESOFT Co., Ltd.                              3,748   25,963       0.0%
    Tokai Carbon Korea Co., Ltd.                    2,655  158,161       0.0%
    Tongyang Life Insurance Co., Ltd.              27,834  214,106       0.0%
    Tongyang, Inc.                                 96,301  198,089       0.0%
#   Tonymoly Co., Ltd.                              1,924   34,692       0.0%
    Top Engineering Co., Ltd.                       7,182   47,913       0.0%
#*  Toptec Co., Ltd.                               10,675  263,996       0.0%
    Tovis Co., Ltd.                                 8,227   67,052       0.0%
    TS Corp.                                        1,940   45,321       0.0%
    UBCare Co., Ltd.                               11,292   54,264       0.0%
#*  Ubiquoss Holdings, Inc.                         7,235   40,356       0.0%
    Ubiquoss, Inc.                                  1,088   24,469       0.0%
*   Ubivelox, Inc.                                  1,255   12,841       0.0%
#*  Ugint Co., Ltd.                                45,652   76,000       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                         SHARES   VALUE++   OF NET ASSETS**
                                                         ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    UIL Co., Ltd.                                          5,829 $   33,422       0.0%
    Uju Electronics Co., Ltd.                              3,162     33,199       0.0%
*   Unick Corp.                                            5,571     26,940       0.0%
    Unid Co., Ltd.                                         2,834    147,756       0.0%
    Union Semiconductor Equipment & Materials Co., Ltd.   11,632     98,788       0.0%
    Uniquest Corp.                                         5,700     41,652       0.0%
#*  Unison Co., Ltd.                                      40,682    111,284       0.0%
    UniTest, Inc.                                         10,206    150,098       0.0%
    Value Added Technologies Co., Ltd.                     2,983    110,971       0.0%
    Very Good Tour Co., Ltd.                               1,852     22,532       0.0%
    Viatron Technologies, Inc.                             3,413     44,021       0.0%
    Vieworks Co., Ltd.                                     4,247    153,572       0.0%
#   Visang Education, Inc.                                 4,557     43,328       0.0%
*   Vitzrocell Co., Ltd.                                   3,648      9,287       0.0%
*   Webzen, Inc.                                           4,355    114,947       0.0%
*   Welcron Co., Ltd.                                      7,245     34,111       0.0%
    WeMade Entertainment Co., Ltd.                         1,592     88,883       0.0%
    Whanin Pharmaceutical Co., Ltd.                        5,777    115,923       0.0%
*   WillBes & Co. (The)                                   23,314     41,123       0.0%
#   Winix, Inc.                                            4,338     79,016       0.0%
    Wins Co., Ltd.                                         1,654     20,572       0.0%
#   WiSoL Co., Ltd.                                       13,375    170,706       0.0%
#*  WIZIT Co., Ltd.                                        9,117     14,305       0.0%
*   WONIK CUBE Corp.                                       4,284     10,822       0.0%
*   Wonik Holdings Co., Ltd.                              21,934    137,322       0.0%
    WONIK IPS Co., Ltd.                                   15,235    484,338       0.1%
*   Wonik Materials Co., Ltd.                              1,405     79,042       0.0%
*   Wonik QnC Corp.                                        4,724     62,704       0.0%
#   Wonik Tera Semicon Co., Ltd.                           5,717    105,149       0.0%
*   Woojin Plaimm Co., Ltd.                                2,795     18,095       0.0%
*   Woongjin Co., Ltd.                                    30,748    129,572       0.0%
#*  Woongjin Energy Co., Ltd.                              6,224     35,383       0.0%
    Woongjin Thinkbig Co., Ltd.                           16,549    109,270       0.0%
    Woori Bank                                           150,241  2,243,014       0.2%
#   Woori Bank Sponsored ADR                               3,393    151,735       0.0%
*   Woori Investment Bank Co., Ltd.                      123,277     70,140       0.0%
#*  Wooridul Pharmaceutical, Ltd.                          2,913     32,171       0.0%
*   Woorison F&G Co., Ltd.                                18,507     41,452       0.0%
    Woory Industrial Co., Ltd.                             3,352    100,144       0.0%
#   Wooshin Systems Co., Ltd.                              6,210     43,164       0.0%
    WooSung Feed Co., Ltd.                                 7,257     24,335       0.0%
    Y G-1 Co., Ltd.                                        9,121    137,633       0.0%
*   YeaRimDang Publishing Co., Ltd.                       10,304    110,110       0.0%
    YG Entertainment, Inc.                                 4,308    117,672       0.0%
*   YJM Games Co., Ltd.                                   15,504     40,603       0.0%
    YMC Co., Ltd.                                          3,977     64,767       0.0%
    Yong Pyong Resort Co., Ltd.                           10,811     88,082       0.0%
*   Yonwoo Co., Ltd.                                         401     12,097       0.0%
    Yoosung Enterprise Co., Ltd.                          10,361     32,256       0.0%
    YooSung T&S Co., Ltd.                                  7,040     26,513       0.0%
    Youlchon Chemical Co., Ltd.                            5,081     78,595       0.0%
    Young Poong Corp.                                        145    114,361       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                        --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Young Poong Precision Corp.                             6,555 $     53,331       0.0%
    Youngone Corp.                                          9,392      262,100       0.0%
    Youngone Holdings Co., Ltd.                             3,692      184,990       0.0%
*   YoungWoo DSP Co., Ltd.                                  5,422       21,190       0.0%
*   Yuanta Securities Korea Co., Ltd.                      40,466      170,819       0.0%
    YuHwa Securities Co., Ltd.                                957       13,142       0.0%
*   Yungjin Pharmaceutical Co., Ltd.                       11,976       95,521       0.0%
#*  Yuyang DNU Co., Ltd.                                    7,626       83,815       0.0%
    Zeus Co., Ltd.                                          3,176       45,881       0.0%
                                                                  ------------      ----
TOTAL SOUTH KOREA                                                  270,887,578      18.0%
                                                                  ------------      ----
TAIWAN -- (15.8%)
#   A-DATA Technology Co., Ltd.                           108,605      262,138       0.0%
    ABC Taiwan Electronics Corp.                           29,000       50,981       0.0%
    Ability Enterprise Co., Ltd.                          135,508       79,037       0.0%
    Ability Opto-Electronics Technology Co., Ltd.           9,000       14,329       0.0%
    AcBel Polytech, Inc.                                  120,685       77,106       0.0%
#   Accton Technology Corp.                               179,858      411,070       0.1%
    Acer, Inc.                                          1,192,287      909,288       0.1%
    ACES Electronic Co., Ltd.                              56,000       49,413       0.0%
*   Acon Holding, Inc.                                    122,000       27,987       0.0%
    Acter Co., Ltd.                                        22,000      170,256       0.0%
*   Action Electronics Co., Ltd.                          103,000       21,946       0.0%
    Actron Technology Corp.                                40,000      139,971       0.0%
    Addcn Technology Co., Ltd.                              7,000       60,618       0.0%
    Adlink Technology, Inc.                                38,814       79,593       0.0%
#   Advanced Ceramic X Corp.                               17,000      144,177       0.0%
    Advanced International Multitech Co., Ltd.             82,000      118,769       0.0%
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.     32,000       25,154       0.0%
#   Advanced Optoelectronic Technology, Inc.               49,000       46,960       0.0%
    Advanced Wireless Semiconductor Co.                    71,000      147,952       0.0%
    Advancetek Enterprise Co., Ltd.                       105,908       70,349       0.0%
    Advantech Co., Ltd.                                    70,607      484,717       0.1%
    Aerospace Industrial Development Corp.                263,000      307,548       0.0%
*   AGV Products Corp.                                    288,172       72,934       0.0%
    Airmate Cayman International Co., Ltd.                 34,000       25,952       0.0%
    Airtac International Group                             40,078      695,410       0.1%
#*  Alchip Technologies, Ltd.                              23,000      104,291       0.0%
    Alcor Micro Corp.                                      17,000       10,351       0.0%
*   ALI Corp.                                             174,000       78,898       0.0%
#   All Ring Tech Co., Ltd.                                47,000      100,341       0.0%
    Allied Circuit Co., Ltd.                                7,000       32,817       0.0%
    Alltek Technology Corp.                                48,002       33,086       0.0%
#   Alltop Technology Co., Ltd.                            38,000       77,553       0.0%
#   Alpha Networks, Inc.                                  157,500      105,653       0.0%
#   Altek Corp.                                           151,727      159,603       0.0%
#   Amazing Microelectronic Corp.                          32,440       97,838       0.0%
    Ambassador Hotel (The)                                 88,000       68,217       0.0%
    AMPOC Far-East Co., Ltd.                               31,000       26,971       0.0%
#   AmTRAN Technology Co., Ltd.                           496,907      213,337       0.0%
    Anpec Electronics Corp.                                60,454       92,194       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    AP Memory Technology Corp.                    5,000 $   13,441       0.0%
    Apacer Technology, Inc.                      55,506     71,554       0.0%
    APAQ Technology Co., Ltd.(BJK4W75)            8,000     15,947       0.0%
    APAQ Technology Co., Ltd.()                     423        166       0.0%
    APCB, Inc.                                   91,000     73,181       0.0%
    Apex Biotechnology Corp.                     35,477     36,074       0.0%
    Apex International Co., Ltd.                 77,868     55,417       0.0%
    Apex Medical Corp.                           35,000     34,854       0.0%
    Apex Science & Engineering                   68,848     22,023       0.0%
    Arcadyan Technology Corp.                    82,859    157,556       0.0%
    Ardentec Corp.                              285,411    321,025       0.0%
    ASE Industrial Holding Co., Ltd. ADR        247,571  1,354,215       0.1%
    ASE Industrial Holdings Co., Ltd.           802,089  2,176,930       0.2%
    Asia Cement Corp.                           903,696    964,403       0.1%
#   Asia Optical Co., Inc.                      122,000    375,462       0.0%
*   Asia Pacific Telecom Co., Ltd.              827,000    245,229       0.0%
    Asia Plastic Recycling Holding, Ltd.        120,544     45,517       0.0%
    Asia Polymer Corp.                          199,460    119,585       0.0%
    Asia Vital Components Co., Ltd.             174,278    158,101       0.0%
#   ASMedia Technology, Inc.                     13,312    153,311       0.0%
    ASPEED Technology, Inc.                       9,599    274,091       0.0%
    ASROCK, Inc.                                 12,000     30,890       0.0%
    Asustek Computer, Inc.                      157,996  1,476,571       0.1%
    Aten International Co., Ltd.                 44,000    145,276       0.0%
#   AU Optronics Corp.                        5,177,000  2,134,765       0.2%
#   AU Optronics Corp. Sponsored ADR             78,775    313,524       0.0%
    Audix Corp.                                  52,800     75,744       0.0%
#   AURAS Technology Co., Ltd.                   37,000     77,067       0.0%
    Aurona Industries, Inc.                      19,000     16,865       0.0%
    Aurora Corp.                                 23,585     70,250       0.0%
    Avalue Technology, Inc.                      19,000     29,045       0.0%
    Avermedia Technologies                      103,690     42,252       0.0%
*   Avision, Inc.                                64,693     14,677       0.0%
    AVY Precision Technology, Inc.               52,141     82,534       0.0%
    Awea Mechantronic Co., Ltd.                  13,230     14,474       0.0%
    Axiomtek Co., Ltd.                           26,000     49,261       0.0%
    Bank of Kaohsiung Co., Ltd.                 272,835     86,143       0.0%
    Basso Industry Corp.                         53,000     94,013       0.0%
*   BenQ Materials Corp.                         87,000     50,593       0.0%
#   BES Engineering Corp.                       778,000    198,869       0.0%
#   Bin Chuan Enterprise Co., Ltd.               53,650     50,660       0.0%
    Bionime Corp.                                13,000     25,283       0.0%
*   Biostar Microtech International Corp.        91,000     61,240       0.0%
    Bioteque Corp.                               31,010    125,140       0.0%
    Bizlink Holding, Inc.                        38,807    286,567       0.0%
    Bon Fame Co., Ltd.                            7,000     17,825       0.0%
    Bothhand Enterprise, Inc.                    34,000     78,229       0.0%
    Bright Led Electronics Corp.                 76,100     39,286       0.0%
    Brighton-Best International Taiwan, Inc.     28,000     22,792       0.0%
#   Browave Corp.                                35,000     35,630       0.0%
    C Sun Manufacturing, Ltd.                    68,000     60,921       0.0%
    Cameo Communications, Inc.                  157,000     37,491       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Capital Futures Corp.                           15,000 $   31,139       0.0%
    Capital Securities Corp.                       856,731    323,902       0.0%
#   Career Technology MFG. Co., Ltd.               224,950    329,433       0.0%
*   Carnival Industrial Corp.                       65,000      9,925       0.0%
#   Casetek Holdings, Ltd.                          95,504    233,651       0.0%
    Catcher Technology Co., Ltd.                   270,509  2,999,991       0.2%
    Cathay Financial Holding Co., Ltd.           1,100,125  1,973,355       0.2%
    Cathay Real Estate Development Co., Ltd.       384,300    223,419       0.0%
    Cayman Engley Industrial Co., Ltd.              12,000     60,932       0.0%
    Celxpert Energy Corp.                           24,000     31,210       0.0%
*   Center Laboratories, Inc.                       50,600    120,316       0.0%
    Central Reinsurance Co., Ltd.                   52,000     33,179       0.0%
    Chailease Holding Co., Ltd.                    436,000  1,590,843       0.1%
    Chain Chon Industrial Co., Ltd.                103,000     45,575       0.0%
    ChainQui Construction Development Co., Ltd.     48,000     47,292       0.0%
*   Champion Building Materials Co., Ltd.          168,000     46,393       0.0%
    Chang Hwa Commercial Bank, Ltd.              1,091,065    628,058       0.1%
    Chang Wah Electromaterials, Inc.                15,524     76,918       0.0%
    Chang Wah Technology Co., Ltd.                   3,000     36,952       0.0%
    Channel Well Technology Co., Ltd.              121,000    121,035       0.0%
    Chant Sincere Co., Ltd.                         25,000     23,165       0.0%
#   Charoen Pokphand Enterprise                    106,160    228,843       0.0%
    Chaun-Choung Technology Corp.                   35,000     90,029       0.0%
    CHC Healthcare Group                            33,000     41,828       0.0%
    CHC Resources Corp.                             27,618     55,728       0.0%
    Chen Full International Co., Ltd.               46,000     66,434       0.0%
    Chenbro Micom Co., Ltd.                         37,000     57,918       0.0%
#   Cheng Loong Corp.                              483,480    274,325       0.0%
#   Cheng Shin Rubber Industry Co., Ltd.           855,808  1,379,969       0.1%
    Cheng Uei Precision Industry Co., Ltd.         250,159    324,707       0.0%
    Chenming Mold Industry Corp.                    64,000     40,549       0.0%
    Chia Chang Co., Ltd.                            76,000     58,559       0.0%
    Chia Hsin Cement Corp.                         201,000     80,818       0.0%
    Chian Hsing Forging Industrial Co., Ltd.        22,000     50,617       0.0%
    Chicony Electronics Co., Ltd.                  193,384    476,445       0.1%
#   Chicony Power Technology Co., Ltd.              73,365    130,710       0.0%
    Chien Kuo Construction Co., Ltd.               138,675     55,361       0.0%
#   Chilisin Electronics Corp.                      80,533    250,359       0.0%
    Chime Ball Technology Co., Ltd.                 10,565     22,527       0.0%
#*  Chimei Materials Technology Corp.              342,250    124,224       0.0%
#   Chin-Poon Industrial Co., Ltd.                 211,113    277,939       0.0%
*   China Airlines, Ltd.                         2,032,062    741,249       0.1%
    China Bills Finance Corp.                      347,000    169,275       0.0%
    China Chemical & Pharmaceutical Co., Ltd.      152,000    104,053       0.0%
    China Development Financial Holding Corp.    3,006,579  1,136,781       0.1%
    China Ecotek Corp.                              10,000     14,826       0.0%
*   China Electric Manufacturing Corp.             223,000     92,100       0.0%
    China General Plastics Corp.                   222,517    237,989       0.0%
    China Glaze Co., Ltd.                           53,680     22,084       0.0%
    China Life Insurance Co., Ltd.                 548,912    594,715       0.1%
*   China Man-Made Fiber Corp.                     667,200    220,406       0.0%
    China Metal Products                           147,190    152,965       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                          SHARES    VALUE++   OF NET ASSETS**
                                                         --------- ---------- ---------------
TAIWAN -- (Continued)
    China Motor Corp.                                      318,000 $  299,178       0.0%
*   China Petrochemical Development Corp.                1,394,092    610,515       0.1%
    China Steel Chemical Corp.                              45,227    238,466       0.0%
    China Steel Corp.                                    2,548,940  2,016,993       0.2%
    China Steel Structure Co., Ltd.                         70,000     72,000       0.0%
#   China Synthetic Rubber Corp.                           262,015    374,191       0.0%
    China Wire & Cable Co., Ltd.                            63,120     56,210       0.0%
    Chinese Maritime Transport, Ltd.                        67,120     66,083       0.0%
*   Ching Feng Home Fashions Co., Ltd.                      36,000     22,343       0.0%
    Chipbond Technology Corp.                              359,000    711,394       0.1%
    ChipMOS TECHNOLOGIES, Inc.                              45,000     31,165       0.0%
    ChipMOS TECHNOLOGIES, Inc. ADR                           4,386     60,395       0.0%
    Chlitina Holding, Ltd.                                  25,000    163,065       0.0%
#   Chong Hong Construction Co., Ltd.                       58,361    169,491       0.0%
    Chroma ATE, Inc.                                        73,466    369,404       0.0%
    Chun YU Works & Co., Ltd.                              122,000     82,347       0.0%
    Chun Yuan Steel                                        238,999     91,457       0.0%
#   Chung Hsin Electric & Machinery Manufacturing Corp.    205,000    147,892       0.0%
*   Chung Hung Steel Corp.                                 641,889    232,179       0.0%
    Chung Hwa Pulp Corp.                                   274,246    101,353       0.0%
    Chunghwa Precision Test Tech Co., Ltd.                   4,000    101,850       0.0%
    Chunghwa Telecom Co., Ltd.                             261,800    996,167       0.1%
#   Chunghwa Telecom Co., Ltd. ADR                          39,015  1,482,180       0.1%
    Chyang Sheng Dyeing & Finishing Co., Ltd.              117,000     87,137       0.0%
    Cleanaway Co., Ltd.                                     38,000    244,043       0.0%
    Clevo Co.                                              253,869    250,458       0.0%
*   CMC Magnetics Corp.                                  1,061,642    215,376       0.0%
#*  Co-Tech Development Corp.                              125,541    164,638       0.0%
*   CoAsia Microelectronics Corp.                           71,946     29,173       0.0%
    Coland Holdings, Ltd.                                   22,000     31,006       0.0%
    Compal Electronics, Inc.                             1,405,086    915,206       0.1%
#   Compeq Manufacturing Co., Ltd.                         588,000    585,848       0.1%
    Compucase Enterprise                                    46,000     52,788       0.0%
*   Concord Securities Co., Ltd.                           345,000     97,178       0.0%
#   Concraft Holding Co., Ltd.                              11,300     98,210       0.0%
    Continental Holdings Corp.                             229,250    101,629       0.0%
    Contrel Technology Co., Ltd.                            70,000     32,457       0.0%
#   Coremax Corp.                                           20,000     80,711       0.0%
    Coretronic Corp.                                       266,600    354,856       0.0%
    Cowealth Medical Holding Co., Ltd.                       6,000     11,149       0.0%
    Coxon Precise Industrial Co., Ltd.                      59,000     53,281       0.0%
    Creative Sensor, Inc.                                   51,000     40,953       0.0%
    Crown Bioscience International                          10,000     25,092       0.0%
*   CSBC Corp.                                             235,440    191,276       0.0%
    CTBC Financial Holding Co., Ltd.                     3,530,612  2,517,902       0.2%
    CTCI Corp.                                             252,555    425,441       0.1%
    Cub Elecparts, Inc.                                     25,926    331,796       0.0%
    CviLux Corp.                                            40,902     37,219       0.0%
    CX Technology Co., Ltd.                                 35,135     22,388       0.0%
    Cyberlink Corp.                                         40,356     87,784       0.0%
    CyberPower Systems, Inc.                                24,000     72,323       0.0%
#   CyberTAN Technology, Inc.                              172,576    101,614       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                       --------- ---------- ---------------
TAIWAN -- (Continued)
    Cypress Technology Co., Ltd.                          17,900 $   43,071       0.0%
#   D-Link Corp.                                         419,148    154,313       0.0%
    DA CIN Construction Co., Ltd.                        121,000     96,420       0.0%
    Da-Li Development Co., Ltd.                           58,046     73,460       0.0%
    Dadi Early-Childhood Education Group, Ltd.             9,059     71,797       0.0%
    Dafeng TV, Ltd.                                       28,396     37,197       0.0%
*   Danen Technology Corp.                               188,000     38,077       0.0%
    Darfon Electronics Corp.                             130,000    136,132       0.0%
#   Darwin Precisions Corp.                               96,000     74,062       0.0%
    Daxin Materials Corp.                                 30,000     81,604       0.0%
    De Licacy Industrial Co., Ltd.                       135,209    115,186       0.0%
    Delpha Construction Co., Ltd.                         60,639     30,709       0.0%
#   Delta Electronics, Inc.                              307,940  1,116,439       0.1%
    Depo Auto Parts Ind Co., Ltd.                         65,000    175,319       0.0%
    Dimerco Express Corp.                                 60,000     41,689       0.0%
    Draytek Corp.                                         13,000     12,564       0.0%
    Dyaco International, Inc.                             14,000     18,331       0.0%
    Dynacolor, Inc.                                       16,000     20,015       0.0%
*   Dynamic Electronics Co., Ltd.                        146,006     43,982       0.0%
    Dynapack International Technology Corp.               84,000    110,419       0.0%
    E Ink Holdings, Inc.                                 212,000    234,577       0.0%
    E-Lead Electronic Co., Ltd.                           39,000     32,633       0.0%
    E-LIFE MALL Corp.                                     35,000     76,625       0.0%
*   E-Ton Solar Tech Co., Ltd.                           178,032     27,174       0.0%
    E.Sun Financial Holding Co., Ltd.                  2,177,847  1,540,072       0.1%
    Eclat Textile Co., Ltd.                               59,279    715,168       0.1%
    ECOVE Environment Corp.                               13,000     76,388       0.0%
    Edimax Technology Co., Ltd.                           98,044     26,977       0.0%
*   Edison Opto Corp.                                     54,000     27,353       0.0%
    Edom Technology Co., Ltd.                             60,014     33,989       0.0%
    eGalax_eMPIA Technology, Inc.                         21,909     39,018       0.0%
    Elan Microelectronics Corp.                          131,370    190,141       0.0%
    Elite Advanced Laser Corp.                            70,208    245,993       0.0%
#   Elite Material Co., Ltd.                             151,909    372,274       0.0%
    Elite Semiconductor Memory Technology, Inc.          122,000    159,374       0.0%
*   Elitegroup Computer Systems Co., Ltd.                194,235    109,973       0.0%
    eMemory Technology, Inc.                              32,000    394,822       0.0%
    ENG Electric Co., Ltd.                                60,764      8,743       0.0%
    Ennoconn Corp.                                        19,202    310,723       0.0%
    EnTie Commercial Bank Co., Ltd.                      103,500     47,648       0.0%
*   Epileds Technologies, Inc.                            29,000     19,484       0.0%
#*  Epistar Corp.                                        457,954    623,266       0.1%
    Eslite Spectrum Corp. (The)                            9,000     41,316       0.0%
    Eson Precision Ind. Co., Ltd.                         30,000     32,526       0.0%
    Eternal Materials Co., Ltd.                          343,145    328,699       0.0%
*   Etron Technology, Inc.                               171,000     62,338       0.0%
    Eurocharm Holdings Co., Ltd.                          13,000     38,765       0.0%
    Eva Airways Corp.                                  1,615,002    867,239       0.1%
    Everest Textile Co., Ltd.                            216,320     89,727       0.0%
    Evergreen International Storage & Transport Corp.    324,000    147,383       0.0%
    Everlight Electronics Co., Ltd.                      246,149    344,980       0.0%
    Everspring Industry Co., Ltd.                         97,000     34,239       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
    Excelsior Medical Co., Ltd.                        57,800 $   95,689       0.0%
    EZconn Corp.                                       25,000     28,515       0.0%
    Far Eastern Department Stores, Ltd.               659,370    432,969       0.1%
    Far Eastern International Bank                  1,327,304    445,324       0.1%
    Far Eastern New Century Corp.                   1,013,560    967,383       0.1%
    Far EasTone Telecommunications Co., Ltd.          442,000  1,169,411       0.1%
*   Farglory F T Z Investment Holding Co., Ltd.        24,000     14,543       0.0%
    Farglory Land Development Co., Ltd.               192,442    210,876       0.0%
    Federal Corp.                                     249,729    109,029       0.0%
    Feedback Technology Corp.                          15,400     58,721       0.0%
    Feng Hsin Steel Co., Ltd.                         182,550    367,639       0.0%
    Feng TAY Enterprise Co., Ltd.                     129,107    585,449       0.1%
*   First Copper Technology Co., Ltd.                 120,000     45,417       0.0%
    First Financial Holding Co., Ltd.               1,742,046  1,197,670       0.1%
    First Hi-Tec Enterprise Co., Ltd.                  33,000     43,005       0.0%
    First Hotel                                        82,462     42,013       0.0%
    First Insurance Co., Ltd. (The)                   129,606     59,847       0.0%
*   First Steamship Co., Ltd.                         355,234    147,505       0.0%
    FLEXium Interconnect, Inc.                        158,001    412,883       0.1%
    Flytech Technology Co., Ltd.                       53,373    139,288       0.0%
#   FocalTech Systems Co., Ltd.                       156,792    136,589       0.0%
    Forest Water Environment Engineering Co., Ltd.     21,000     48,163       0.0%
    Formosa Advanced Technologies Co., Ltd.            93,000    103,270       0.0%
    Formosa Chemicals & Fibre Corp.                   600,378  2,205,879       0.2%
    Formosa International Hotels Corp.                 21,905    113,445       0.0%
    Formosa Oilseed Processing Co., Ltd.               46,000    113,720       0.0%
    Formosa Optical Technology Co., Ltd.                7,000     15,120       0.0%
    Formosa Petrochemical Corp.                       292,000  1,191,461       0.1%
    Formosa Plastics Corp.                            550,134  1,930,551       0.2%
    Formosa Taffeta Co., Ltd.                         317,000    358,422       0.0%
    Formosan Rubber Group, Inc.                       216,720    109,601       0.0%
    Formosan Union Chemical                           190,260    120,043       0.0%
    Fortune Electric Co., Ltd.                         64,000     57,827       0.0%
    Founding Construction & Development Co., Ltd.      71,460     39,767       0.0%
    Foxconn Technology Co., Ltd.                      208,536    517,771       0.1%
    Foxlink Image Technology Co., Ltd.                 63,000     53,369       0.0%
    Foxsemicon Integrated Technology, Inc.             26,250    170,136       0.0%
    Froch Enterprise Co., Ltd.                        155,713     84,392       0.0%
    FSP Technology, Inc.                               60,886     49,461       0.0%
    Fubon Financial Holding Co., Ltd.               1,999,896  3,421,536       0.3%
    Fulgent Sun International Holding Co., Ltd.        46,449     99,318       0.0%
    Fullerton Technology Co., Ltd.                     69,000     55,676       0.0%
#   Fulltech Fiber Glass Corp.                        164,544     94,907       0.0%
    Fwusow Industry Co., Ltd.                          31,756     19,907       0.0%
    G Shank Enterprise Co., Ltd.                       86,382     73,091       0.0%
    Gallant Precision Machining Co., Ltd.              76,000     59,132       0.0%
    GCS Holdings, Inc.                                 20,000     44,477       0.0%
    GEM Services, Inc.                                  9,000     25,106       0.0%
#   Gemtek Technology Corp.                           183,574    148,408       0.0%
#   General Interface Solution Holding, Ltd.           91,000    544,731       0.1%
    General Plastic Industrial Co., Ltd.               34,384     44,935       0.0%
    Generalplus Technology, Inc.                       25,000     35,801       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
TAIWAN -- (Continued)
    Genesys Logic, Inc.                      41,000 $   41,316       0.0%
*   Genius Electronic Optical Co., Ltd.      29,071    342,086       0.0%
    GeoVision, Inc.                          37,264     38,023       0.0%
    Getac Technology Corp.                  213,000    306,307       0.0%
    Giant Manufacturing Co., Ltd.            89,287    453,465       0.1%
#   Giantplus Technology Co., Ltd.          118,000     60,089       0.0%
    Gigabyte Technology Co., Ltd.           204,000    446,065       0.1%
#   Gigasolar Materials Corp.                13,280     68,030       0.0%
*   Gigastorage Corp.                       201,213     84,862       0.0%
    Ginko International Co., Ltd.            22,000    184,824       0.0%
*   Gintech Energy Corp.                    302,084    161,706       0.0%
    Global Brands Manufacture, Ltd.         160,666     67,736       0.0%
    Global Lighting Technologies, Inc.       52,000     63,540       0.0%
    Global Mixed Mode Technology, Inc.       26,000     56,989       0.0%
    Global PMX Co., Ltd.                     15,000     89,444       0.0%
    Global Unichip Corp.                     25,000    235,217       0.0%
#   Globalwafers Co., Ltd.                   41,000    661,434       0.1%
    Globe Union Industrial Corp.            128,518     95,337       0.0%
#   Gloria Material Technology Corp.        294,708    190,750       0.0%
    Glory Science Co., Ltd.                  32,467     49,065       0.0%
*   Gold Circuit Electronics, Ltd.          295,263     93,466       0.0%
    Golden Friends Corp.                     22,500     45,613       0.0%
*   Goldsun Building Materials Co., Ltd.    669,730    217,500       0.0%
    Good Will Instrument Co., Ltd.            6,859      5,320       0.0%
#   Gourmet Master Co., Ltd.                 25,410    292,785       0.0%
    Grand Fortune Securities Co., Ltd.       86,000     44,857       0.0%
    Grand Ocean Retail Group, Ltd.           42,000     43,827       0.0%
    Grand Pacific Petrochemical             511,000    565,383       0.1%
    Grand Plastic Technology Corp.           14,000     73,526       0.0%
    GrandTech CG Systems, Inc.               22,000     42,306       0.0%
    Grape King Bio, Ltd.                     54,000    451,926       0.1%
    Great China Metal Industry               90,000     81,848       0.0%
    Great Taipei Gas Co., Ltd.              135,000    127,057       0.0%
    Great Wall Enterprise Co., Ltd.         379,682    491,021       0.1%
    Greatek Electronics, Inc.               151,000    273,269       0.0%
*   Green Energy Technology, Inc.           132,537     69,374       0.0%
    Green River Holding Co., Ltd.             8,080     35,752       0.0%
    Green Seal Holding, Ltd.                 36,500     45,951       0.0%
    GTM Holdings Corp.                       60,000     39,758       0.0%
    Hannstar Board Corp.                    185,681    107,791       0.0%
#   HannStar Display Corp.                1,998,667    548,132       0.1%
*   HannsTouch Solution, Inc.               351,743     82,653       0.0%
    Hanpin Electron Co., Ltd.                38,000     32,412       0.0%
*   Harvatek Corp.                           83,052     50,363       0.0%
    Hi-Clearance, Inc.                        5,000     18,044       0.0%
    Highlight Tech Corp.                     24,000     22,115       0.0%
    Highwealth Construction Corp.           261,918    403,245       0.1%
    HIM International Music, Inc.            10,600     59,383       0.0%
    Hiroca Holdings, Ltd.                    24,728     85,417       0.0%
*   HiTi Digital, Inc.                       79,956     26,895       0.0%
#   Hitron Technology, Inc.                 187,000    133,590       0.0%
    Hiwin Technologies Corp.                 68,604  1,033,445       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                      --------- ---------- ---------------
TAIWAN -- (Continued)
*   Ho Tung Chemical Corp.                              501,035 $  138,743       0.0%
*   Hocheng Corp.                                       137,300     44,751       0.0%
    Holiday Entertainment Co., Ltd.                      31,000     57,672       0.0%
    Holtek Semiconductor, Inc.                           99,000    234,744       0.0%
    Hon Hai Precision Industry Co., Ltd.              3,319,499  9,232,794       0.6%
    Hon Hai Precision Industry Co., Ltd. GDR            120,561    674,814       0.1%
    Hong Pu Real Estate Development Co., Ltd.           131,609    100,319       0.0%
    Hong TAI Electric Industrial                        125,000     48,311       0.0%
    Hong YI Fiber Industry Co.                           68,000     47,251       0.0%
*   Horizon Securities Co., Ltd.                        220,000     56,206       0.0%
#   Hota Industrial Manufacturing Co., Ltd.              98,871    434,615       0.1%
    Hotai Motor Co., Ltd.                                92,000    901,770       0.1%
    Hotron Precision Electronic Industrial Co., Ltd.     22,000     36,241       0.0%
#   Hsin Kuang Steel Co., Ltd.                          121,788    182,873       0.0%
    Hsin Yung Chien Co., Ltd.                            15,900     47,972       0.0%
    Hu Lane Associate, Inc.                              42,151    197,336       0.0%
*   HUA ENG Wire & Cable Co., Ltd.                      190,000     78,056       0.0%
    Hua Nan Financial Holdings Co., Ltd.              1,341,420    811,201       0.1%
    Huaku Development Co., Ltd.                         164,465    379,722       0.0%
    Huang Hsiang Construction Corp.                      76,000     72,236       0.0%
    Hung Ching Development & Construction Co., Ltd.      68,000     66,790       0.0%
    Hung Sheng Construction, Ltd.                       290,000    340,675       0.0%
    Huxen Corp.                                          10,000     15,963       0.0%
    Hwa Fong Rubber Industrial Co., Ltd.                118,430     60,380       0.0%
*   Hwacom Systems, Inc.                                 43,000     18,071       0.0%
*   I-Chiun Precision Industry Co., Ltd.                112,000     34,482       0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.              50,000     75,932       0.0%
    Ibase Technology, Inc.                               71,076    107,559       0.0%
*   Ichia Technologies, Inc.                            206,897    110,409       0.0%
    Ideal Bike Corp.                                    121,999     46,570       0.0%
    IEI Integration Corp.                                92,000    107,533       0.0%
    Info-Tek Corp.                                       26,000     17,883       0.0%
    Infortrend Technology, Inc.                         110,798     47,555       0.0%
    Innodisk Corp.                                       28,164    124,525       0.0%
#   Innolux Corp.                                     5,070,461  1,886,851       0.1%
    Inpaq Technology Co., Ltd.                           45,000     63,828       0.0%
    Intai Technology Corp.                               14,000     45,758       0.0%
#   Integrated Service Technology, Inc.                  27,000     65,925       0.0%
    IntelliEPI, Inc.                                      9,000     23,897       0.0%
    International Games System Co., Ltd.                 32,000    172,253       0.0%
    Inventec Corp.                                      935,181    708,533       0.1%
    Iron Force Industrial Co., Ltd.                      24,000     72,284       0.0%
    ITE Technology, Inc.                                 63,202     73,929       0.0%
    ITEQ Corp.                                          118,299    263,070       0.0%
    Jarllytec Co., Ltd.                                  29,000     46,398       0.0%
    Jentech Precision Industrial Co., Ltd.               24,000     49,738       0.0%
    Jess-Link Products Co., Ltd.                         59,875     57,532       0.0%
    Jih Lin Technology Co., Ltd.                         25,000     69,822       0.0%
    Jih Sun Financial Holdings Co., Ltd.                818,701    243,710       0.0%
    Jinan Acetate Chemical Co., Ltd.                      4,000     17,054       0.0%
    Jinli Group Holdings, Ltd.                           78,470     51,944       0.0%
    Johnson Health Tech Co., Ltd.                        51,948     52,561       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
TAIWAN -- (Continued)
    Jourdeness Group, Ltd.                      5,000 $   17,616       0.0%
    K Laser Technology, Inc.                   82,000     41,965       0.0%
    Kaori Heat Treatment Co., Ltd.             45,983     66,255       0.0%
    Kaulin Manufacturing Co., Ltd.             68,000     47,878       0.0%
    KEE TAI Properties Co., Ltd.              221,226     80,905       0.0%
#   Kenda Rubber Industrial Co., Ltd.         202,842    234,345       0.0%
    Kenmec Mechanical Engineering Co., Ltd.   152,000     53,500       0.0%
    Kerry TJ Logistics Co., Ltd.               82,000    111,189       0.0%
    Kindom Construction Corp.                 222,000    144,713       0.0%
    King Chou Marine Technology Co., Ltd.      45,660     52,347       0.0%
    King Slide Works Co., Ltd.                 19,050    269,205       0.0%
    King Yuan Electronics Co., Ltd.           679,529    670,296       0.1%
    King's Town Bank Co., Ltd.                462,000    553,387       0.1%
*   King's Town Construction Co., Ltd.         62,348     47,790       0.0%
    Kingcan Holdings, Ltd.                     27,675     18,042       0.0%
    Kingpak Technology, Inc.                   11,000     71,774       0.0%
    Kinik Co.                                  64,000    166,622       0.0%
#   Kinko Optical Co., Ltd.                    77,000     73,210       0.0%
#   Kinpo Electronics                         764,028    270,172       0.0%
#   Kinsus Interconnect Technology Corp.      165,009    271,065       0.0%
    KMC Kuei Meng International, Inc.          33,106    145,650       0.0%
    KNH Enterprise Co., Ltd.                   59,000     23,348       0.0%
    KS Terminals, Inc.                         56,760     96,927       0.0%
    Kung Long Batteries Industrial Co., Ltd.   36,000    173,525       0.0%
    Kung Sing Engineering Corp.               134,000     60,654       0.0%
*   Kuo Toong International Co., Ltd.         122,108     76,833       0.0%
*   Kuoyang Construction Co., Ltd.            229,450    114,334       0.0%
    Kwong Fong Industries Corp.                50,442     29,680       0.0%
    Kwong Lung Enterprise Co., Ltd.            41,000     65,716       0.0%
*   KYE Systems Corp.                         146,426     49,415       0.0%
    L&K Engineering Co., Ltd.                 100,000    123,332       0.0%
*   LAN FA Textile                             93,277     27,644       0.0%
    Land Mark Optoelectronics Corp.            26,000    242,497       0.0%
    Lanner Electronics, Inc.                   30,589     48,594       0.0%
    Largan Precision Co., Ltd.                 17,306  2,012,830       0.2%
    Laser Tek Taiwan Co., Ltd.                 51,000     52,814       0.0%
#   Laster Tech Corp., Ltd.                    19,000     39,985       0.0%
    LCY Chemical Corp.                        203,799    302,027       0.0%
    Leader Electronics, Inc.                   67,602     18,498       0.0%
    Leadtrend Technology Corp.                  4,159      3,642       0.0%
#*  Lealea Enterprise Co., Ltd.               401,981    154,795       0.0%
    Ledlink Optics, Inc.                       38,467     50,354       0.0%
    Ledtech Electronics Corp.                  19,000      6,586       0.0%
    LEE CHI Enterprises Co., Ltd.             103,000     36,084       0.0%
    Lelon Electronics Corp.                    44,250     87,027       0.0%
    Lemtech Holdings Co., Ltd.                  9,000     48,595       0.0%
*   Leofoo Development Co., Ltd.              138,645     31,566       0.0%
*   LES Enphants Co., Ltd.                     90,901     42,955       0.0%
#*  Lextar Electronics Corp.                  202,000    121,592       0.0%
#   Li Cheng Enterprise Co., Ltd.              45,920     64,333       0.0%
*   Li Peng Enterprise Co., Ltd.              354,806     98,734       0.0%
    Lian HWA Food Corp.                        45,712     53,832       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Lida Holdings, Ltd.                           4,000 $   12,016       0.0%
    Lien Chang Electronic Enter                  23,000     10,229       0.0%
    Lien Hwa Industrial Corp.                   191,842    244,911       0.0%
    Lifestyle Global Enterprise, Inc.             3,000     10,976       0.0%
    Lingsen Precision Industries, Ltd.          228,000     95,671       0.0%
    Lion Travel Service Co., Ltd.                13,000     47,827       0.0%
    Lite-On Semiconductor Corp.                 132,213    168,306       0.0%
    Lite-On Technology Corp.                    927,395  1,223,801       0.1%
    Long Bon International Co., Ltd.            220,000    103,804       0.0%
#   Long Chen Paper Co., Ltd.                   277,718    324,044       0.0%
    Lotes Co., Ltd.                              27,631    178,444       0.0%
    Lu Hai Holding Corp.                         19,799     26,124       0.0%
    Lucky Cement Corp.                          112,000     28,810       0.0%
    Lumax International Corp., Ltd.              43,492     87,211       0.0%
    Lung Yen Life Service Corp.                  38,000     79,948       0.0%
#*  LuxNet Corp.                                 35,698     28,623       0.0%
#   Macauto Industrial Co., Ltd.                 25,000    117,628       0.0%
    Machvision, Inc.                             17,000    214,456       0.0%
    Macroblock, Inc.                             14,700     40,995       0.0%
#*  Macronix International                    1,018,821  1,618,495       0.1%
    Mag Layers Scientific-Technics Co., Ltd.     23,705     52,738       0.0%
    Makalot Industrial Co., Ltd.                 77,686    373,996       0.0%
    Marketech International Corp.                58,000    114,212       0.0%
    Masterlink Securities Corp.                 657,885    244,687       0.0%
#   Materials Analysis Technology, Inc.          23,160     55,074       0.0%
    Mayer Steel Pipe Corp.                       78,259     41,119       0.0%
    MediaTek, Inc.                              202,360  2,301,563       0.2%
    Mega Financial Holding Co., Ltd.          2,426,669  2,142,280       0.2%
    Meiloon Industrial Co.                       45,650     39,906       0.0%
    Mercuries & Associates Holding, Ltd.        245,388    199,262       0.0%
*   Mercuries Life Insurance Co., Ltd.          429,890    234,434       0.0%
    Merida Industry Co., Ltd.                    32,415    144,318       0.0%
#   Merry Electronics Co., Ltd.                  59,906    275,865       0.0%
    Micro-Star International Co., Ltd.          199,233    622,236       0.1%
*   Microbio Co., Ltd.                          206,572    141,870       0.0%
    Microlife Corp.                              21,600     62,417       0.0%
    Mildef Crete, Inc.                           27,000     45,697       0.0%
    MIN AIK Technology Co., Ltd.                 83,200     61,382       0.0%
    Mirle Automation Corp.                       71,805    103,649       0.0%
    Mitac Holdings Corp.                        369,415    399,643       0.0%
    Mobiletron Electronics Co., Ltd.             35,440     43,344       0.0%
    momo.com, Inc.                               13,000    107,815       0.0%
#*  Motech Industries, Inc.                     253,097    175,878       0.0%
    MPI Corp.                                    48,000     86,194       0.0%
    Nak Sealing Technologies Corp.               30,000     87,738       0.0%
    Namchow Holdings Co., Ltd.                   91,000    185,154       0.0%
    Nan Kang Rubber Tire Co., Ltd.              179,139    150,984       0.0%
    Nan Liu Enterprise Co., Ltd.                 14,000     74,897       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.     99,000     25,863       0.0%
    Nan Ya Plastics Corp.                       631,674  1,730,145       0.1%
    Nan Ya Printed Circuit Board Corp.          138,072    124,464       0.0%
    Nang Kuang Pharmaceutical co., Ltd.          21,000     27,984       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                               --------- ---------- ---------------
TAIWAN -- (Continued)
    Nantex Industry Co., Ltd.                    119,014 $  100,557       0.0%
    Nanya Technology Corp.                       237,000    737,752       0.1%
    National Petroleum Co., Ltd.                  37,000     50,081       0.0%
*   Neo Solar Power Corp.                        513,646    212,926       0.0%
    Netronix, Inc.                                40,000     42,727       0.0%
    New Asia Construction & Development Corp.     43,880      8,955       0.0%
    New Best Wire Industrial Co., Ltd.            27,600     27,218       0.0%
    New Era Electronics Co., Ltd.                 39,000     22,300       0.0%
*   Newmax Technology Co., Ltd.                   12,077     13,414       0.0%
    Nexcom International Co., Ltd.                44,000     40,736       0.0%
#   Nichidenbo Corp.                              45,975    110,215       0.0%
    Nien Hsing Textile Co., Ltd.                  62,110     51,890       0.0%
    Nien Made Enterprise Co., Ltd.                58,000    515,187       0.1%
    Nishoku Technology, Inc.                      23,000     61,657       0.0%
    Novatek Microelectronics Corp.               169,000    709,382       0.1%
#   Nuvoton Technology Corp.                      54,000     99,879       0.0%
    O-Bank Co., Ltd.                              65,000     18,972       0.0%
*   Ocean Plastics Co., Ltd.                      88,000     82,923       0.0%
    On-Bright Electronics, Inc.                   19,380    156,414       0.0%
    OptoTech Corp.                               235,698    174,354       0.0%
    Orient Europharma Co., Ltd.                   19,000     45,465       0.0%
*   Orient Semiconductor Electronics, Ltd.       379,000    104,293       0.0%
    Oriental Union Chemical Corp.                272,821    292,553       0.0%
    P-Duke Technology Co., Ltd.                   25,700     61,046       0.0%
    P-Two Industries, Inc.                        35,000     27,137       0.0%
    Pacific Construction Co.                     167,000     65,418       0.0%
    Pacific Hospital Supply Co., Ltd.             21,000     52,641       0.0%
    Paiho Shih Holdings Corp.                     38,448     67,892       0.0%
#   Pan Jit International, Inc.                  197,000    332,693       0.0%
    Pan-International Industrial Corp.           223,514    144,796       0.0%
    Parade Technologies, Ltd.                     29,400    455,253       0.1%
    Paragon Technologies Co., Ltd.                30,762     29,847       0.0%
    PCL Technologies, Inc.                        19,220     48,842       0.0%
    Pegatron Corp.                             1,047,037  2,441,139       0.2%
    PharmaEngine, Inc.                             8,399     39,649       0.0%
    Pharmally International Holding Co., Ltd.      9,135    119,750       0.0%
*   Phihong Technology Co., Ltd.                 200,810     73,215       0.0%
    Phison Electronics Corp.                      66,000    597,487       0.1%
    Phoenix Tours International, Inc.             14,700     17,996       0.0%
    Pixart Imaging, Inc.                          26,030     99,120       0.0%
    Planet Technology Corp.                       23,000     47,205       0.0%
    Plastron Precision Co., Ltd.                  50,880     31,218       0.0%
    Polytronics Technology Corp.                  25,000     51,127       0.0%
    Posiflex Technology, Inc.                     25,346     97,786       0.0%
    Pou Chen Corp.                             1,062,144  1,328,289       0.1%
*   Power Quotient International Co., Ltd.        66,800     20,226       0.0%
    Powertech Technology, Inc.                   446,400  1,277,877       0.1%
    Poya International Co., Ltd.                  26,873    298,336       0.0%
    President Chain Store Corp.                  141,000  1,385,954       0.1%
*   President Securities Corp.                   436,795    218,903       0.0%
#   Primax Electronics, Ltd.                     215,000    434,898       0.1%
*   Prime Electronics & Satellitics, Inc.         57,750     14,912       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
TAIWAN -- (Continued)
    Prince Housing & Development Corp.        586,087 $  233,070       0.0%
*   Princeton Technology Corp.                105,000     26,593       0.0%
    Pro Hawk Corp.                              3,000     14,172       0.0%
    Promate Electronic Co., Ltd.               63,000     60,129       0.0%
*   Promise Technology, Inc.                   76,000     24,025       0.0%
#   Prosperity Dielectrics Co., Ltd.           52,032     92,532       0.0%
#   Qisda Corp.                               754,439    517,097       0.1%
    QST International Corp.                    21,000     82,498       0.0%
    Qualipoly Chemical Corp.                   38,284     43,301       0.0%
    Quang Viet Enterprise Co., Ltd.            11,000     40,701       0.0%
    Quanta Computer, Inc.                     740,715  1,346,710       0.1%
#   Quanta Storage, Inc.                      121,000    109,607       0.0%
    Quintain Steel Co., Ltd.                  145,748     52,655       0.0%
#   Radiant Opto-Electronics Corp.            263,144    543,170       0.1%
*   Radium Life Tech Co., Ltd.                362,056    131,428       0.0%
    Rafael Microelectronics, Inc.               8,000     38,540       0.0%
    Realtek Semiconductor Corp.               141,268    534,232       0.1%
    Rechi Precision Co., Ltd.                 173,173    186,990       0.0%
#   Rich Development Co., Ltd.                365,254    149,690       0.0%
#   RichWave Technology Corp.                  21,000     47,113       0.0%
*   Ritek Corp.                             1,055,112    208,872       0.0%
*   Roo Hsing Co., Ltd.                       356,000    180,246       0.0%
    Rotam Global Agrosciences, Ltd.            37,830     31,833       0.0%
*   Ruentex Development Co., Ltd.             351,408    420,786       0.1%
    Ruentex Engineering & Construction Co.     21,000     27,451       0.0%
    Ruentex Industries, Ltd.                  180,235    349,223       0.0%
#   Sagittarius Life Science Corp.             14,000     30,678       0.0%
    Samebest Co., Ltd.                          3,000     35,548       0.0%
    Sampo Corp.                               225,000    101,255       0.0%
    San Fang Chemical Industry Co., Ltd.      102,992    112,467       0.0%
    San Shing Fastech Corp.                    53,479    102,894       0.0%
    Sanitar Co., Ltd.                          24,000     33,541       0.0%
    Sanyang Motor Co., Ltd.                   231,684    165,471       0.0%
    SCI Pharmtech, Inc.                        23,000     47,844       0.0%
    Scientech Corp.                            25,000     47,284       0.0%
#   SDI Corp.                                  73,000    172,518       0.0%
    Senao International Co., Ltd.              29,000     51,198       0.0%
    Senao Networks, Inc.                       12,000     51,846       0.0%
#   Sercomm Corp.                             124,000    334,327       0.0%
    Sesoda Corp.                               91,358     91,059       0.0%
    Shan-Loong Transportation Co., Ltd.        48,000     54,004       0.0%
    Sharehope Medicine Co., Ltd.               16,967     21,212       0.0%
    Sheng Yu Steel Co., Ltd.                   70,000     62,901       0.0%
    ShenMao Technology, Inc.                   35,435     29,285       0.0%
    Shih Her Technologies, Inc.                20,000     23,007       0.0%
*   Shih Wei Navigation Co., Ltd.             158,980     39,604       0.0%
#   Shihlin Electric & Engineering Corp.      131,000    181,233       0.0%
    Shin Kong Financial Holding Co., Ltd.   3,285,235  1,335,191       0.1%
    Shin Zu Shing Co., Ltd.                    86,149    226,417       0.0%
    Shinih Enterprise Co., Ltd.                17,000     11,036       0.0%
*   Shining Building Business Co., Ltd.       214,067     83,435       0.0%
    Shinkong Insurance Co., Ltd.              122,000    132,377       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Shinkong Synthetic Fibers Corp.                             663,191 $  227,576       0.0%
    Shinkong Textile Co., Ltd.                                   45,800     74,045       0.0%
    Shiny Chemical Industrial Co., Ltd.                          28,112     76,566       0.0%
#   Shuttle, Inc.                                               200,000    105,917       0.0%
    Sigurd Microelectronics Corp.                               249,559    289,120       0.0%
    Silergy Corp.                                                10,000    209,120       0.0%
*   Silicon Integrated Systems Corp.                            313,000     89,131       0.0%
*   Siliconware Precision Industries Co., Ltd. Sponsored ADR     32,444    281,899       0.0%
*   Silitech Technology Corp.                                    56,396     32,213       0.0%
    Simplo Technology Co., Ltd.                                  71,400    399,190       0.0%
    Sinbon Electronics Co., Ltd.                                118,917    314,616       0.0%
    Sincere Navigation Corp.                                    196,350    116,026       0.0%
    Single Well Industrial Corp.                                 40,000     32,327       0.0%
    Sinher Technology, Inc.                                      29,000     47,451       0.0%
    Sinmag Equipment Corp.                                       20,169    105,207       0.0%
    Sino-American Electronic Co., Ltd.                           18,634      1,724       0.0%
#   Sino-American Silicon Products, Inc.                        248,000  1,064,396       0.1%
    Sinon Corp.                                                 207,000    118,278       0.0%
    SinoPac Financial Holdings Co., Ltd.                      3,895,767  1,401,953       0.1%
    Sinphar Pharmaceutical Co., Ltd.                             89,960     70,475       0.0%
    Sinyi Realty Co.                                             98,660    143,632       0.0%
    Sirtec International Co., Ltd.                               77,000    100,041       0.0%
    Sitronix Technology Corp.                                    72,434    207,188       0.0%
    Siward Crystal Technology Co., Ltd.                         111,000     69,392       0.0%
    Soft-World International Corp.                               49,000    144,121       0.0%
*   Solartech Energy Corp.                                      173,000     76,623       0.0%
    Solomon Technology Corp.                                     71,000     48,933       0.0%
    Solteam Electronics Co., Ltd.                                30,300     37,751       0.0%
    Song Shang Electronics Co., Ltd.                             51,000     33,095       0.0%
    Sonix Technology Co., Ltd.                                   37,000     40,794       0.0%
    Southeast Cement Co., Ltd.                                  137,000     64,450       0.0%
    Sporton International, Inc.                                  28,606    158,700       0.0%
    St Shine Optical Co., Ltd.                                   24,000    643,448       0.1%
    Standard Chemical & Pharmaceutical Co., Ltd.                 51,000     62,876       0.0%
    Standard Foods Corp.                                        120,642    270,562       0.0%
    Stark Technology, Inc.                                       43,200     59,918       0.0%
    Sunjuice Holdings Co., Ltd.                                   6,000     34,810       0.0%
    Sunko INK Co., Ltd.                                          52,000     21,206       0.0%
    Sunny Friend Environmental Technology Co., Ltd.              28,000    183,453       0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.              99,000    120,629       0.0%
    Sunplus Technology Co., Ltd.                                300,000    145,976       0.0%
    Sunrex Technology Corp.                                      74,306     38,871       0.0%
    Sunspring Metal Corp.                                        65,000     79,392       0.0%
    Supreme Electronics Co., Ltd.                               265,608    283,996       0.0%
    Swancor Holding Co., Ltd.                                    50,435    256,179       0.0%
    Sweeten Real Estate Development Co., Ltd.                    27,615     16,838       0.0%
    Symtek Automation Asia Co., Ltd.                              8,000     19,745       0.0%
    Syncmold Enterprise Corp.                                    96,000    210,239       0.0%
    Synnex Technology International Corp.                       436,967    627,572       0.1%
    Sysage Technology Co., Ltd.                                  40,048     45,765       0.0%
*   Sysgration                                                  115,000     23,440       0.0%
    Systex Corp.                                                105,000    227,187       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                --------- ----------- ---------------
TAIWAN -- (Continued)
    T-Mac Techvest PCB Co., Ltd.                                   61,000 $    25,284       0.0%
    T3EX Global Holdings Corp.                                     57,000      44,912       0.0%
#   TA Chen Stainless Pipe                                        442,911     504,262       0.1%
    Ta Liang Technology Co., Ltd.                                  12,000      18,536       0.0%
#*  Ta Ya Electric Wire & Cable                                   316,174     166,876       0.0%
    Ta Yih Industrial Co., Ltd.                                    16,000      43,994       0.0%
#   TA-I Technology Co., Ltd.                                      68,248     122,317       0.0%
    Tah Hsin Industrial Corp.                                      45,000      40,684       0.0%
    Tai Tung Communication Co., Ltd.                               58,373      35,177       0.0%
    Taichung Commercial Bank Co., Ltd.                          1,127,454     389,778       0.0%
    TaiDoc Technology Corp.                                        26,458     126,635       0.0%
    Taiflex Scientific Co., Ltd.                                   96,540     126,451       0.0%
*   TaiMed Biologics, Inc.                                         22,000     228,670       0.0%
    Taimide Tech, Inc.                                             55,350     113,199       0.0%
    Tainan Enterprises Co., Ltd.                                   83,000      64,481       0.0%
    Tainan Spinning Co., Ltd.                                     647,568     286,697       0.0%
*   Tainergy Tech Co., Ltd.                                       116,000      37,177       0.0%
    Tainet Communication System Corp.                               8,000      17,959       0.0%
    Taishin Financial Holding Co., Ltd.                         2,093,868   1,017,453       0.1%
*   Taita Chemical Co., Ltd.                                      108,000      45,268       0.0%
    Taiwan Business Bank                                        1,513,733     465,181       0.1%
    Taiwan Cement Corp.                                         1,289,346   1,771,850       0.1%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                 47,000      95,846       0.0%
    Taiwan Cogeneration Corp.                                     241,077     239,755       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.              1,769,351   1,028,103       0.1%
    Taiwan Fertilizer Co., Ltd.                                   263,000     354,920       0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.                      118,520      82,941       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                           88,000     105,737       0.0%
*   Taiwan Glass Industry Corp.                                   485,442     324,375       0.0%
    Taiwan High Speed Rail Corp.                                  353,000     271,139       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                         183,455     319,108       0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.                 71,000      43,601       0.0%
*   Taiwan Land Development Corp.                                 414,217     131,420       0.0%
    Taiwan Line Tek Electronic                                     57,451      47,953       0.0%
*   Taiwan Mask Corp.                                              78,000      44,409       0.0%
    Taiwan Mobile Co., Ltd.                                       315,800   1,166,219       0.1%
*   Taiwan Navigation Co., Ltd.                                   121,000      69,195       0.0%
#   Taiwan Paiho, Ltd.                                            123,068     329,303       0.0%
    Taiwan PCB Techvest Co., Ltd.                                 158,733     151,116       0.0%
*   Taiwan Pulp & Paper Corp.                                      86,000      52,403       0.0%
    Taiwan Sakura Corp.                                            73,600      95,006       0.0%
    Taiwan Sanyo Electric Co., Ltd.                                23,800      18,468       0.0%
    Taiwan Secom Co., Ltd.                                        116,795     351,033       0.0%
    Taiwan Semiconductor Co., Ltd.                                129,000     295,152       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                2,346,214  17,871,905       1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR    580,837  22,333,183       1.5%
    Taiwan Shin Kong Security Co., Ltd.                           107,150     140,040       0.0%
    Taiwan Styrene Monomer                                        376,164     271,811       0.0%
#   Taiwan Surface Mounting Technology Corp.                      169,845     145,275       0.0%
    Taiwan TEA Corp.                                              362,648     188,880       0.0%
#   Taiwan Union Technology Corp.                                 115,000     318,907       0.0%
    Taiyen Biotech Co., Ltd.                                       51,712      50,451       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
TAIWAN -- (Continued)
*   Tatung Co., Ltd.                          1,108,688 $  824,498       0.1%
    TCI Co., Ltd.                                25,863    379,449       0.0%
    Te Chang Construction Co., Ltd.              17,247     11,889       0.0%
    Teco Electric and Machinery Co., Ltd.       762,000    618,487       0.1%
    Tehmag Foods Corp.                            9,700     71,987       0.0%
    Test Research, Inc.                          34,571     63,370       0.0%
    Test-Rite International Co., Ltd.           130,568    101,576       0.0%
*   Tex-Ray Industrial Co., Ltd.                 85,000     31,365       0.0%
    Thinking Electronic Industrial Co., Ltd.     48,000    135,167       0.0%
    Thye Ming Industrial Co., Ltd.               74,125     99,498       0.0%
    Ton Yi Industrial Corp.                     391,300    166,256       0.0%
    Tong Hsing Electronic Industries, Ltd.       59,009    207,212       0.0%
#   Tong Yang Industry Co., Ltd.                233,640    420,774       0.1%
    Tong-Tai Machine & Tool Co., Ltd.           121,711     80,316       0.0%
    TOPBI International Holdings, Ltd.           28,548     95,911       0.0%
#   Topco Scientific Co., Ltd.                   54,249    146,221       0.0%
    Topco Technologies Corp.                     17,000     45,226       0.0%
    Topkey Corp.                                  7,000     19,341       0.0%
    Topoint Technology Co., Ltd.                 81,540     54,656       0.0%
    Toung Loong Textile Manufacturing            36,000     75,539       0.0%
#*  TPK Holding Co., Ltd.                       207,000    451,488       0.1%
    Trade-Van Information Services Co.            9,000     10,031       0.0%
    Transcend Information, Inc.                  80,890    228,097       0.0%
    Tripod Technology Corp.                     176,170    532,896       0.1%
    TrueLight Corp.                              44,700     36,180       0.0%
    Tsang Yow Industrial Co., Ltd.               29,000     26,828       0.0%
    Tsann Kuen Enterprise Co., Ltd.              46,000     38,167       0.0%
    TSC Auto ID Technology Co., Ltd.             13,700    107,331       0.0%
*   TSEC Corp.                                  185,182     58,734       0.0%
    TSRC Corp.                                  170,452    171,587       0.0%
    Ttet Union Corp.                             19,000     60,255       0.0%
    TTFB Co., Ltd.                                5,000     39,178       0.0%
    TTY Biopharm Co., Ltd.                       89,000    301,008       0.0%
    Tung Ho Steel Enterprise Corp.              428,654    355,929       0.0%
#   Tung Thih Electronic Co., Ltd.               32,073    116,741       0.0%
    TURVO International Co., Ltd.                29,250    109,773       0.0%
*   TWi Pharmaceuticals, Inc.                    27,000     89,487       0.0%
    TXC Corp.                                   179,204    214,924       0.0%
#   TYC Brother Industrial Co., Ltd.            162,091    159,699       0.0%
*   Tycoons Group Enterprise                    267,000     61,822       0.0%
    Tyntek Corp.                                132,922     69,880       0.0%
    U-Ming Marine Transport Corp.               212,000    259,500       0.0%
    UDE Corp.                                    37,000     45,035       0.0%
    Ultra Chip, Inc.                             27,000     26,388       0.0%
    Uni-President Enterprises Corp.           1,418,577  3,414,038       0.3%
    Unimicron Technology Corp.                  839,312    471,665       0.1%
    Union Bank Of Taiwan                        612,484    200,501       0.0%
*   Union Insurance Co., Ltd.                    39,397     24,523       0.0%
    Unitech Computer Co., Ltd.                   65,000     44,924       0.0%
#*  Unitech Printed Circuit Board Corp.         290,979    197,294       0.0%
    United Integrated Services Co., Ltd.        108,000    233,114       0.0%
#   United Microelectronics Corp.             6,193,081  3,339,755       0.2%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
TAIWAN -- (Continued)
#   United Microelectronics Corp. Sponsored ADR     146,700 $  391,689       0.0%
    United Orthopedic Corp.                          15,141     33,313       0.0%
    United Radiant Technology                        48,000     26,962       0.0%
*   Unity Opto Technology Co., Ltd.                 212,593     62,416       0.0%
    Universal Cement Corp.                          237,972    176,618       0.0%
*   Universal Microelectronics Co., Ltd.             25,000     17,660       0.0%
    Universal Microwave Technology, Inc.             25,570     52,037       0.0%
    Unizyx Holding Corp.                            190,118     83,888       0.0%
    UPC Technology Corp.                            418,069    278,680       0.0%
    Userjoy Technology Co., Ltd.                     12,000     36,071       0.0%
    USI Corp.                                       533,659    259,795       0.0%
    Usun Technology Co., Ltd.                        31,000     44,482       0.0%
    Utechzone Co., Ltd.                              41,000     55,482       0.0%
    Vanguard International Semiconductor Corp.      330,000    668,914       0.1%
    Ve Wong Corp.                                    34,000     29,548       0.0%
*   Via Technologies, Inc.                           18,000     20,260       0.0%
    Victory New Materials, Ltd. Co.                  49,500     75,842       0.0%
#   Visual Photonics Epitaxy Co., Ltd.               95,757    305,751       0.0%
    Vivotek, Inc.                                     4,000     10,963       0.0%
#   Voltronic Power Technology Corp.                 16,150    287,407       0.0%
    Waffer Technology Co., Ltd.                      34,000     20,131       0.0%
*   Wah Hong Industrial Corp.                        19,694     12,353       0.0%
    Wah Lee Industrial Corp.                        103,000    191,653       0.0%
    Walsin Lihwa Corp.                              940,000    639,127       0.1%
#   Walsin Technology Corp.                         200,345  1,259,382       0.1%
    Walton Advanced Engineering, Inc.               178,000     78,202       0.0%
    Wan Hai Lines, Ltd.                              59,000     34,027       0.0%
    WAN HWA Enterprise Co.                           12,495      5,537       0.0%
    Waterland Financial Holdings Co., Ltd.        1,092,496    381,542       0.0%
    Weikeng Industrial Co., Ltd.                    153,461    114,612       0.0%
    Well Shin Technology Co., Ltd.                   46,160     79,534       0.0%
    Win Semiconductors Corp.                         92,141    690,899       0.1%
#   Winbond Electronics Corp.                     1,450,474    887,763       0.1%
    Wintek Corp.                                    461,871      5,356       0.0%
    Wisdom Marine Lines Co., Ltd.                   197,166    187,471       0.0%
    Wisechip Semiconductor, Inc.                      9,000     22,391       0.0%
    Wistron Corp.                                 1,232,809    980,333       0.1%
    Wistron NeWeb Corp.                             155,983    366,092       0.0%
    Wowprime Corp.                                   43,000    173,576       0.0%
    WPG Holdings, Ltd.                              575,847    774,882       0.1%
    WT Microelectronics Co., Ltd.                   257,089    384,267       0.0%
    WUS Printed Circuit Co., Ltd.                   129,200     68,944       0.0%
    XAC Automation Corp.                             49,000     53,484       0.0%
    Xxentria Technology Materials Corp.              51,211    129,892       0.0%
#   Yageo Corp.                                      55,352  1,160,232       0.1%
    YC Co., Ltd.                                    209,041    121,482       0.0%
    YC INOX Co., Ltd.                               155,600    139,382       0.0%
    YCC Parts Manufacturing Co., Ltd.                 7,000      9,200       0.0%
    Yea Shin International Development Co., Ltd.     54,000     33,792       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.     53,212    144,851       0.0%
#   YFC-Boneagle Electric Co., Ltd.                  57,000     68,334       0.0%
*   YFY, Inc.                                       716,891    305,763       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                      --------- ------------ ---------------
TAIWAN -- (Continued)
    Yi Jinn Industrial Co., Ltd.                        116,100 $     54,716       0.0%
    Yieh Phui Enterprise Co., Ltd.                      568,590      196,854       0.0%
    Yonyu Plastics Co., Ltd.                             55,000       63,379       0.0%
*   Young Fast Optoelectronics Co., Ltd.                 50,298       27,381       0.0%
*   Young Optics, Inc.                                   18,000       35,740       0.0%
    Youngtek Electronics Corp.                           57,257      113,023       0.0%
    Yuanta Financial Holding Co., Ltd.                2,233,167    1,065,784       0.1%
    Yuanta Futures Co., Ltd.                             15,000       22,949       0.0%
#   Yulon Finance Corp.                                  76,000      335,724       0.0%
    Yulon Motor Co., Ltd.                               539,783      411,703       0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.     25,362       68,561       0.0%
    Yungshin Construction & Development Co., Ltd.        22,000       24,442       0.0%
    YungShin Global Holding Corp.                       100,000      137,583       0.0%
    Yungtay Engineering Co., Ltd.                       140,000      243,896       0.0%
    Zeng Hsing Industrial Co., Ltd.                      40,837      177,576       0.0%
    Zenitron Corp.                                      104,000       78,898       0.0%
    Zero One Technology Co., Ltd.                        67,000       44,276       0.0%
    Zhen Ding Technology Holding, Ltd.                  271,000      589,687       0.1%
    Zig Sheng Industrial Co., Ltd.                      205,231       71,947       0.0%
    Zinwell Corp.                                       181,010      154,137       0.0%
    Zippy Technology Corp.                               70,000       84,209       0.0%
    ZongTai Real Estate Development Co., Ltd.           119,495       86,050       0.0%
                                                                ------------      ----
TOTAL TAIWAN                                                     246,627,415      16.4%
                                                                ------------      ----
THAILAND -- (3.4%)
    AAPICO Hitech PCL                                    84,120       95,954       0.0%
    Advanced Info Service PCL                           209,500    1,380,735       0.1%
    Advanced Information Technology PCL Class F          28,400       24,746       0.0%
    Aeon Thana Sinsap Thailand PCL                       14,000       77,630       0.0%
    Airports of Thailand PCL                            799,300    1,804,503       0.1%
    AJ Plast PCL                                         60,300       24,838       0.0%
    Amata Corp. PCL                                     389,900      253,262       0.0%
    Ananda Development PCL                              558,300       69,345       0.0%
    AP Thailand PCL                                     861,802      229,377       0.0%
    Asia Aviation PCL                                   638,200      118,298       0.0%
*   Asia Capital Group PCL                               25,300        8,818       0.0%
    Asia Plus Group Holdings PCL                        780,000       92,928       0.0%
    Asia Sermkij Leasing PCL                             31,400       22,286       0.0%
    Asian Insulators PCL                                955,920        7,327       0.0%
    Asian Seafoods Coldstorage PCL                       44,600       10,034       0.0%
    Bangchak Corp. PCL                                  744,800      855,482       0.1%
    Bangkok Airways PCL                                 452,100      217,741       0.0%
    Bangkok Aviation Fuel Services PCL                  110,350      135,490       0.0%
    Bangkok Bank PCL(6077019)                             9,800       62,725       0.0%
    Bangkok Bank PCL(6368360)                            18,800      114,968       0.0%
    Bangkok Expressway & Metro PCL                    3,156,535      775,131       0.1%
    Bangkok Insurance PCL                                 4,780       54,525       0.0%
    Bangkok Land PCL                                  1,717,500      101,766       0.0%
    Bangkok Life Assurance PCL                          212,640      244,240       0.0%
    Bangkok Ranch PCL                                   159,900       34,452       0.0%
    Banpu PCL(6368348)                                   31,500       19,363       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
THAILAND -- (Continued)
    Banpu PCL(BJFHBT4)                                        904,300 $  555,875       0.1%
    Beauty Community PCL                                      491,100    362,567       0.0%
    BEC World PCL                                             623,900    205,594       0.0%
    Berli Jucker PCL                                          236,200    447,178       0.1%
    Better World Green PCL                                  1,649,500     68,468       0.0%
    Big Camera Corp. PCL                                      704,700     58,502       0.0%
    BJC Heavy Industries PCL Class F                          137,000     10,418       0.0%
    BTS Group Holdings PCL                                  1,010,800    286,650       0.0%
    Buriram Sugar PCL Class F                                  63,600     16,525       0.0%
    Cal-Comp Electronics Thailand PCL Class F               1,098,044     72,368       0.0%
    Carabao Group PCL Class F                                  61,400    105,057       0.0%
    Central Pattana PCL                                       299,100    765,283       0.1%
    Central Plaza Hotel PCL                                   239,600    398,574       0.0%
    CH Karnchang PCL                                          184,672    140,435       0.0%
    Charoen Pokphand Foods PCL                              1,022,893    794,071       0.1%
    Charoong Thai Wire & Cable PCL Class F                     88,000     23,980       0.0%
    Christiani & Nielsen Thai Class F                          91,300      6,885       0.0%
    CK Power PCL                                            1,478,100    179,845       0.0%
    COL PCL                                                    15,200     13,606       0.0%
    Com7 PCL Class F                                          159,800     95,191       0.0%
*   Country Group Development PCL                             964,600     47,069       0.0%
    Country Group Holdings PCL Class F                        407,500     16,140       0.0%
    CP ALL PCL                                                822,300  2,266,797       0.2%
    Delta Electronics Thailand PCL                            129,800    276,586       0.0%
*   Demco PCL                                                  84,400     13,505       0.0%
    Dhipaya Insurance PCL                                     160,400    128,330       0.0%
    Diamond Building Products PCL                              29,000      5,238       0.0%
    Dynasty Ceramic PCL                                     1,193,500    112,694       0.0%
    Eastern Polymer Group PCL Class F                         268,600     59,575       0.0%
    Eastern Water Resources Development and Management PCL    210,800     76,812       0.0%
    Electricity Generating PCL                                 59,800    422,541       0.0%
    Energy Absolute PCL Class F                               392,100    447,262       0.1%
    Energy Earth PCL                                          672,000      5,830       0.0%
    Erawan Group PCL (The)                                    635,400    165,091       0.0%
*   Esso Thailand PCL                                         627,000    355,618       0.0%
    Forth Corp. PCL                                            74,800     15,761       0.0%
    Forth Smart Service PCL                                   145,800     45,505       0.0%
    Fortune Parts Industry PCL Class F                         75,200      8,912       0.0%
*   G J Steel PCL                                           2,049,800     24,681       0.0%
    GFPT PCL                                                  341,000    132,899       0.0%
    Global Power Synergy PCL Class F                          170,200    407,164       0.0%
    Glow Energy PCL                                           166,100    453,933       0.1%
    Golden Land Property Development PCL                      379,700    119,709       0.0%
    Grand Canal Land PCL                                      774,800     56,956       0.0%
    Hana Microelectronics PCL                                 147,701    162,630       0.0%
    Home Product Center PCL                                 1,356,527    644,737       0.1%
    ICC International PCL                                      27,800     34,794       0.0%
*   Ichitan Group PCL                                         437,200    109,439       0.0%
    Indorama Ventures PCL                                     332,800    635,336       0.1%
*   Inter Far East Energy Corp. Class F                       177,400      3,267       0.0%
    Interhides PCL                                             53,300     15,200       0.0%
    Interlink Communication PCL                                58,300     16,995       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                             --------- ---------- ---------------
THAILAND -- (Continued)
    Intouch Holdings PCL                        27,100 $   49,374       0.0%
    Intouch Holdings PCL Class F                25,800     47,006       0.0%
    IRPC PCL                                 2,328,400    520,127       0.1%
    Italian-Thai Development PCL               990,666     96,681       0.0%
    Jasmine International PCL                2,017,900    374,040       0.0%
    Jaymart PCL                                241,290     94,039       0.0%
    JMT Network Services PCL                    40,900     41,146       0.0%
    Kang Yong Electric PCL                       2,500     36,439       0.0%
    Karmarts PCL                               291,400     61,862       0.0%
    Kasikornbank PCL(6364766)                  243,600  1,508,992       0.1%
    Kasikornbank PCL(6888794)                    5,300     33,755       0.0%
    KCE Electronics PCL                        137,900    298,215       0.0%
    KGI Securities Thailand PCL              1,054,600    147,029       0.0%
    Khon Kaen Sugar Industry PCL               821,304     81,194       0.0%
    Kiatnakin Bank PCL                         155,200    362,674       0.0%
    Krung Thai Bank PCL                        798,050    460,219       0.1%
    Krungthai Card PCL                          52,100    604,202       0.1%
    Lam Soon Thailand PCL                      132,400     22,025       0.0%
    Land & Houses PCL(6581930)                  61,000     21,261       0.0%
    Land & Houses PCL(6581941)                 736,920    256,848       0.0%
    Lanna Resources PCL                        133,700     62,275       0.0%
    LH Financial Group PCL                   1,819,800     92,835       0.0%
    Loxley PCL                                 552,270     41,998       0.0%
    LPN Development PCL                        204,800     64,892       0.0%
    Major Cineplex Group PCL                   290,400    269,144       0.0%
    Malee Group PCL                             86,600     55,428       0.0%
    Maybank Kim Eng Securities Thailand PCL     40,700     24,631       0.0%
    MBK PCL                                    332,400    241,190       0.0%
    MC Group PCL                               226,100     85,253       0.0%
*   MCOT PCL                                   120,300     39,261       0.0%
    MCS Steel PCL                              231,000     52,700       0.0%
    Mega Lifesciences PCL                      304,800    398,384       0.0%
    Minor International PCL                    443,844    566,056       0.1%
    MK Restaurants Group PCL                    67,600    171,892       0.0%
    Modernform Group PCL                        18,700      3,111       0.0%
    Mono Technology PCL Class F                832,200    104,948       0.0%
    Muangthai Leasing PCL Class F              232,100    268,430       0.0%
    Namyong Terminal PCL                       130,200     24,753       0.0%
*   Nation Multimedia Group PCL                720,200      8,672       0.0%
    Netbay PCL                                  11,300     15,933       0.0%
    Origin Property PCL                         99,700     57,495       0.0%
    Padaeng Industry PCL                        74,000     59,205       0.0%
    PCS Machine Group Holding PCL              121,600     26,971       0.0%
    Plan B Media Pcl                           315,100     58,907       0.0%
    Platinum Group PCL (The) Class F           146,700     38,348       0.0%
    Polyplex Thailand PCL                      196,600    104,031       0.0%
*   Precious Shipping PCL                      100,750     42,458       0.0%
    Premier Marketing PCL                      235,100     83,432       0.0%
*   Principal Capital PCL                      120,000     22,814       0.0%
    Property Perfect PCL                     2,596,700     69,936       0.0%
    Pruksa Holding PCL                         350,300    247,519       0.0%
    PTG Energy PCL                             349,400    207,027       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
THAILAND -- (Continued)
    PTT Exploration & Production PCL                          271,486 $1,152,697       0.1%
    PTT Global Chemical PCL                                   455,256  1,413,659       0.1%
    PTT PCL(6420408)                                          287,000    513,799       0.1%
    PTT PCL(BD0BDJ3)                                        3,669,000  6,568,394       0.5%
    Pylon PCL                                                  36,800     16,208       0.0%
    Quality Houses PCL                                      2,859,013    277,205       0.0%
    Raimon Land PCL                                         1,142,800     43,090       0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)     57,400     95,030       0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)     63,600    105,295       0.0%
    Ratchthani Leasing PCL                                    532,750    140,109       0.0%
    Regional Container Lines PCL                              247,200     61,487       0.0%
    Robinson PCL                                               84,900    176,875       0.0%
    Rojana Industrial Park PCL                                713,432    150,327       0.0%
*   RS PCL                                                    248,200    216,271       0.0%
    S 11 Group PCL                                             82,400     19,190       0.0%
    Saha Pathana Inter-Holding PCL                             18,700     41,773       0.0%
    Sahaviriya Steel Industries PCL                         5,877,500      1,751       0.0%
    Samart Corp. PCL                                          276,800     74,989       0.0%
*   Samart Digital Public Co., Ltd.                         1,001,300      9,201       0.0%
    Samart Telcoms PCL                                        219,900     71,767       0.0%
    Sansiri PCL                                             4,794,733    255,233       0.0%
    Sappe PCL                                                 104,100     80,813       0.0%
    SC Asset Corp. PCL                                      1,798,896    216,597       0.0%
    Scan Inter PCL Class F                                    182,200     22,284       0.0%
    Sena Development PCL                                      209,700     28,438       0.0%
    Siam Cement PCL (The)(6609906)                              5,100     75,627       0.0%
    Siam Cement PCL (The)(6609928)                             72,450  1,074,354       0.1%
    Siam City Cement PCL                                       25,543    199,099       0.0%
    Siam Commercial Bank PCL (The)                            246,000  1,021,103       0.1%
    Siam Future Development PCL                               624,250    179,007       0.0%
    Siam Global House PCL                                     337,401    174,260       0.0%
    Siam Wellness Group PCL Class F                            87,900     51,247       0.0%
    Siamgas & Petrochemicals PCL                              355,900    338,308       0.0%
*   Singha Estate PCL                                         917,900    100,632       0.0%
*   Sino-Thai Engineering & Construction PCL                  165,642     91,848       0.0%
    SNC Former PCL                                             84,700     41,330       0.0%
    Somboon Advance Technology PCL                            131,150     90,176       0.0%
    SPCG PCL                                                  254,100    169,883       0.0%
    Sri Ayudhya Capital PCL                                    28,900     40,749       0.0%
    Sri Trang Agro-Industry PCL                               511,100    191,096       0.0%
    Sriracha Construction PCL                                  60,500     32,397       0.0%
    Srisawad Corp. PCL                                        183,100    301,686       0.0%
    Srithai Superware PCL                                     898,400     42,415       0.0%
    Star Petroleum Refining PCL                             1,041,200    517,961       0.1%
*   Stars Microelectronics Thailand PCL                        97,600      9,896       0.0%
    STP & I PCL                                               519,780     73,454       0.0%
    Supalai PCL                                               417,825    307,146       0.0%
*   Superblock PCL                                          4,721,300    172,037       0.0%
    Susco PCL                                                  46,500      5,127       0.0%
    SVI PCL                                                   648,185     89,136       0.0%
*   Symphony Communication PCL                                 21,333      5,746       0.0%
    Syntec Construction PCL                                   364,200     50,545       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
THAILAND -- (Continued)
    Taokaenoi Food & Marketing PCL             338,100 $   160,694       0.0%
    Tapaco PCL                                  62,100      21,054       0.0%
*   Tata Steel Thailand PCL                  1,594,700      40,929       0.0%
    Thai Agro Energy PCL Class F                13,440         937       0.0%
*   Thai Airways International PCL             661,500     339,553       0.0%
    Thai Central Chemical PCL                   23,300      28,608       0.0%
    Thai Metal Trade PCL                        94,800      45,057       0.0%
    Thai Oil PCL                               412,500   1,231,880       0.1%
    Thai Reinsurance PCL                       582,700      31,572       0.0%
    Thai Solar Energy PCL Class F              311,360      36,700       0.0%
    Thai Stanley Electric PCL Class F           11,300      81,635       0.0%
    Thai Union Group PCL Class F               307,632     175,455       0.0%
    Thai Vegetable Oil PCL                     141,500     158,044       0.0%
    Thai Wah PCL Class F                       179,500      59,720       0.0%
    Thai-German Ceramic Industry PCL           208,400      17,565       0.0%
    Thaicom PCL                                263,300      75,503       0.0%
    Thaifoods Group PCL Class F              1,145,900     178,638       0.0%
    Thaire Life Assurance PCL Class F          194,200      62,149       0.0%
    Thanachart Capital PCL                     352,100     599,663       0.1%
    Thitikorn PCL                               93,700      38,596       0.0%
    Thoresen Thai Agencies PCL                 506,456     133,996       0.0%
    TICON Industrial Connection PCL Class F    472,704     265,110       0.0%
    Tipco Asphalt PCL                          324,200     185,932       0.0%
    TIPCO Foods PCL                             86,700      34,889       0.0%
    Tisco Financial Group PCL                   85,000     239,029       0.0%
    TMB Bank PCL                             2,301,800     172,124       0.0%
    Total Access Communication PCL(B1YWK08)    324,200     523,897       0.1%
    Total Access Communication PCL(B231MK7)    290,500     469,439       0.1%
    TPC Power Holdings Co., Ltd.                47,400      14,644       0.0%
    TPI Polene PCL                           2,863,000     171,453       0.0%
    TRC Construction PCL                       460,400      11,087       0.0%
    True Corp. PCL                           2,514,720     605,573       0.1%
    TTCL PCL(BWY4Y10)                           34,610       7,896       0.0%
    TTCL PCL(B5ML0D8)                           25,329       5,778       0.0%
    TTW PCL                                    957,600     376,243       0.0%
    Unique Engineering & Construction PCL      398,250     162,783       0.0%
    United Paper PCL                            56,800      21,597       0.0%
    Univanich Palm Oil PCL                      84,700      21,336       0.0%
    Univentures PCL                            748,500     213,451       0.0%
    Vanachai Group PCL                         489,720     139,654       0.0%
    VGI Global Media PCL                     1,265,400     308,732       0.0%
    Vinythai PCL                               171,000     136,811       0.0%
    WHA Corp. PCL                            1,093,200     137,170       0.0%
    Workpoint Entertainment PCL                 78,160     153,546       0.0%
                                                       -----------       ---
TOTAL THAILAND                                          52,551,968       3.5%
                                                       -----------       ---
TURKEY -- (1.2%)
    Adana Cimento Sanayii TAS Class A           32,585      54,576       0.0%
#*  Afyon Cimento Sanayi TAS                    15,717      25,119       0.0%
    Akbank Turk A.S.                           313,127     651,514       0.1%
    Akcansa Cimento A.S.                        28,569      70,503       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                                SHARES   VALUE++   OF NET ASSETS**
                                                                                ------- ---------- ---------------
TURKEY -- (Continued)
#*  Akenerji Elektrik Uretim A.S.                                               134,047 $   27,094       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                              66,896    219,099       0.0%
*   Aksa Enerji Uretim A.S.                                                      32,922     33,657       0.0%
    Aksigorta A.S.                                                               59,107     63,290       0.0%
    Alarko Holding A.S.                                                          37,314     53,610       0.0%
    Alkim Alkali Kimya A.S.                                                      14,176     80,407       0.0%
#   Anadolu Anonim Turk Sigorta Sirketi                                         121,131    127,715       0.0%
#   Anadolu Cam Sanayii A.S.                                                    138,522    106,299       0.0%
    Anadolu Hayat Emeklilik A.S.                                                 43,484     82,908       0.0%
*   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                                 6,040     17,131       0.0%
    Arcelik A.S.                                                                 29,104    129,771       0.0%
    AvivaSA Emeklilik ve Hayat A.S. Class A                                       6,177     26,697       0.0%
    Aygaz A.S.                                                                   32,277    107,293       0.0%
*   Bagfas Bandirma Gubre Fabrikalari A.S.                                       20,348     44,054       0.0%
*   Baticim Bati Anadolu Cimento Sanayii A.S.                                     3,610      5,739       0.0%
#*  Bera Holding A.S.                                                           113,653     68,143       0.0%
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                           66,474     47,895       0.0%
    BIM Birlesik Magazalar A.S.                                                  59,149  1,004,980       0.1%
    Bolu Cimento Sanayii A.S.                                                    50,000     81,273       0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                               28,273     86,757       0.0%
    Borusan Yatirim ve Pazarlama A.S.                                             1,351     12,968       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                                  8,225     19,292       0.0%
*   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                              8,349     14,151       0.0%
    Bursa Cimento Fabrikasi A.S.                                                 21,492     29,020       0.0%
    Celebi Hava Servisi A.S.                                                      1,714     14,212       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                                         36,631    113,440       0.0%
    Coca-Cola Icecek A.S.                                                        33,737    297,233       0.0%
*   Dogan Sirketler Grubu Holding A.S.                                          785,125    197,912       0.0%
#*  Dogus Otomotiv Servis ve Ticaret A.S.                                        21,819     40,655       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                                    14,833     36,992       0.0%
    EGE Endustri VE Ticaret A.S.                                                    991     77,799       0.0%
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.   66,633     66,940       0.0%
    Enka Insaat ve Sanayi A.S.                                                  125,780    151,348       0.0%
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.                                  3,472     64,570       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                                       373,272    931,776       0.1%
#*  Fenerbahce Futbol A.S.                                                        8,101     67,262       0.0%
    Ford Otomotiv Sanayi A.S.                                                    25,419    349,935       0.0%
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                          85,201     47,667       0.0%
#*  Global Yatirim Holding A.S.                                                 108,773    111,566       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                          1,802     24,587       0.0%
#   Goodyear Lastikleri TAS                                                     109,701     96,406       0.0%
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                               39,547     43,908       0.0%
#*  GSD Holding A.S.                                                            225,737     51,303       0.0%
*   Gubre Fabrikalari TAS                                                        17,211     16,324       0.0%
    Hektas Ticaret TAS                                                           20,756     58,603       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.              14,773     42,378       0.0%
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S .                       37,047     44,236       0.0%
*   Is Finansal Kiralama A.S.                                                    64,437     91,808       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                                      66,365     35,195       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                                75,146     46,726       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A                 147,030    122,056       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B                  57,973     48,489       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES     VALUE++     OF NET ASSETS**
                                                                 ------- -------------- ---------------
TURKEY -- (Continued)
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  515,436 $      515,654       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                      131,894         63,088       0.0%
    Kartonsan Karton Sanayi ve Ticaret A.S.                          381         23,882       0.0%
    KOC Holding A.S.                                             262,844        887,982       0.1%
    Kordsa Teknik Tekstil AS                                      40,281         69,928       0.0%
*   Koza Altin Isletmeleri A.S.                                   30,583        342,434       0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                        16,218         17,560       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                 114,827         26,895       0.0%
*   Migros Ticaret A.S.                                           13,167         73,965       0.0%
*   Netas Telekomunikasyon A.S.                                    3,312          9,568       0.0%
    Nuh Cimento Sanayi A.S.                                       29,066         72,480       0.0%
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.        20,126         18,002       0.0%
*   Pegasus Hava Tasimaciligi A.S.                                18,602        129,730       0.0%
    Petkim Petrokimya Holding A.S.                               341,334        603,256       0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                             5,800         13,145       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                               8,133         24,208       0.0%
#   Polisan Holding A.S.                                           9,430         14,399       0.0%
*   Polyester Sanayi A.S.                                          6,470         21,192       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           74,676         64,411       0.0%
#*  Sekerbank TAS                                                245,472         91,464       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     63,489         52,945       0.0%
    Soda Sanayii A.S.                                            141,782        168,759       0.0%
#   Tat Gida Sanayi A.S.                                          36,308         43,471       0.0%
    TAV Havalimanlari Holding A.S.                                88,883        478,417       0.1%
    Tekfen Holding A.S.                                           59,969        226,937       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                            49,304        303,832       0.0%
    Trakya Cam Sanayii A.S.                                      216,859        251,325       0.0%
*   Tumosan Motor ve Traktor Sanayi A.S.                           1,411          2,076       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                       46,549      1,189,896       0.1%
#   Turcas Petrol A.S.                                            85,228         44,554       0.0%
*   Turk Telekomunikasyon A.S.                                   126,439        195,924       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                         8,283        123,495       0.0%
    Turkcell Iletisim Hizmetleri A.S.                            334,619      1,152,152       0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                         24,748        214,070       0.0%
    Turkiye Garanti Bankasi A.S.                                 498,764      1,129,416       0.1%
    Turkiye Halk Bankasi A.S.                                    227,497        465,457       0.1%
    Turkiye Is Bankasi                                           544,519        825,091       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                          715,494        247,107       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                         323,129        359,075       0.0%
    Turkiye Vakiflar Bankasi TAO                                 282,282        415,347       0.0%
    Ulker Biskuvi Sanayi A.S.                                     63,906        335,003       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                      96,547        235,707       0.0%
*   Yapi ve Kredi Bankasi A.S.                                   191,977        188,013       0.0%
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                  20,145        135,173       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                            192,146         80,321       0.0%
                                                                         --------------      ----
TOTAL TURKEY                                                                 18,529,087       1.2%
                                                                         --------------      ----
TOTAL COMMON STOCKS                                                       1,460,855,865      97.1%
                                                                         --------------      ----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                     ------- ----------- ---------------
PREFERRED STOCKS -- (2.4%)

BRAZIL -- (2.3%)
    AES Tiete Energia SA                                 486 $       315       0.0%
    Alpargatas SA                                     61,008     271,845       0.0%
    Banco ABC Brasil SA                               50,314     269,437       0.0%
    Banco Bradesco SA                                560,664   5,532,700       0.4%
    Banco Bradesco SA ADR                            160,071   1,568,695       0.1%
    Banco do Estado do Rio Grande do Sul SA Class B   85,719     491,577       0.1%
    Banco Pan SA                                     111,232      60,328       0.0%
*   Banco Pine SA                                      6,310       5,656       0.0%
    Centrais Eletricas Brasileiras SA Class B         53,800     350,148       0.0%
*   Centrais Eletricas Santa Catarina                  7,850      66,978       0.0%
    Cia Brasileira de Distribuicao                    62,614   1,407,170       0.1%
    Cia de Gas de Sao Paulo - COMGAS Class A          16,353     277,047       0.0%
    Cia de Saneamento do Parana                      136,500     415,750       0.0%
    Cia de Transmissao de Energia Eletrica Paulista   24,435     474,303       0.0%
    Cia Energetica de Minas Gerais                   365,603     882,907       0.1%
    Cia Energetica de Sao Paulo Class B               75,500     378,233       0.0%
    Cia Energetica do Ceara Class A                    6,282      99,003       0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                24,100     143,161       0.0%
    Cia Paranaense de Energia                         49,726     380,269       0.0%
    Eucatex SA Industria e Comercio                    6,800       9,104       0.0%
    Gerdau SA                                        117,600     558,929       0.1%
    Grazziotin SA                                      3,000      22,848       0.0%
    Itau Unibanco Holding SA                         911,067  13,266,022       0.9%
    Lojas Americanas SA                               86,035     489,951       0.0%
    Marcopolo SA                                     240,606     280,222       0.0%
*   Petroleo Brasileiro SA                           502,351   3,293,846       0.2%
*   Petroleo Brasileiro SA Sponsored ADR             176,992   2,327,445       0.2%
    Randon SA Implementos e Participacoes            106,526     266,376       0.0%
    Telefonica Brasil SA                              56,369     790,698       0.1%
    Unipar Carbocloro SA                              28,800     233,642       0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A   274,260     853,344       0.1%
                                                             -----------       ---
TOTAL BRAZIL                                                  35,467,949       2.4%
                                                             -----------       ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                      65,842     185,997       0.0%
    Embotelladora Andina SA Class B                   45,267     225,108       0.0%
                                                             -----------       ---
TOTAL CHILE                                                      411,105       0.0%
                                                             -----------       ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                              262,551     272,930       0.0%
    Banco Davivienda SA                               41,190     495,050       0.1%
    Bancolombia SA                                    16,100     190,865       0.0%
    Grupo Argos SA                                    11,723      69,279       0.0%
    Grupo Aval Acciones y Valores SA                 537,790     236,448       0.0%
    Grupo de Inversiones Suramericana SA              15,103     196,251       0.0%
                                                             -----------       ---
TOTAL COLOMBIA                                                 1,460,823       0.1%
                                                             -----------       ---
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                        65,290      14,519       0.0%
                                                             -----------       ---

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                          --------- -------------- ---------------
SOUTH KOREA -- (0.0%)
*    Mirae Asset Daewoo Co., Ltd.                             4,846 $       20,939        0.0%
                                                                    --------------      -----
TOTAL PREFERRED STOCKS                                                  37,375,335        2.5%
                                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
*    Medco Energi Internasional Tbk PT Warrants 12/11/20    700,700         27,197        0.0%
                                                                    --------------      -----
MALAYSIA -- (0.0%)
*    Kim Loong Resources Bhd Rights 10/04/25                  7,638            633        0.0%
*    Protasco Bhd Rights 04/25/23                            40,750            363        0.0%
                                                                    --------------      -----
TOTAL MALAYSIA                                                                 996        0.0%
                                                                    --------------      -----
THAILAND -- (0.0%)
*    Country Group Hold W3 03/29/19                         135,833          5,380        0.0%
*    Sri Ayudhya Capital PCL Warrants 05/20/20               14,450          2,518        0.0%
                                                                    --------------      -----
TOTAL THAILAND                                                               7,898        0.0%
                                                                    --------------      -----
TOTAL RIGHTS/WARRANTS                                                       36,091        0.0%
                                                                    --------------      -----
TOTAL INVESTMENT SECURITIES                                          1,498,267,291
                                                                    --------------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@ DFA Short Term Investment Fund                       5,679,105     65,707,246        4.4%
                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,185,016,885)                 $1,563,974,537      104.0%
                                                                    ==============      =====

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil                      $ 87,838,115             --   --    $   87,838,115
   Chile                          8,031,261 $   15,485,641   --        23,516,902
   China                         48,942,296    210,958,805   --       259,901,101
   Colombia                       7,452,205             --   --         7,452,205
   Czech Republic                        --      2,739,026   --         2,739,026
   Egypt                                 --      1,095,753   --         1,095,753
   Greece                                --      3,943,345   --         3,943,345
   Hong Kong                             --         10,307   --            10,307
   Hungary                               --      5,763,887   --         5,763,887
   India                          2,795,785    167,208,778   --       170,004,563
   Indonesia                      2,479,091     35,945,844   --        38,424,935
   Malaysia                              --     41,290,954   --        41,290,954
   Mexico                        54,345,775            543   --        54,346,318
   Peru                           3,870,983            204   --         3,871,187
   Philippines                      311,847     16,335,065   --        16,646,912
   Poland                                --     25,064,943   --        25,064,943
   Russia                         5,091,167     12,245,193   --        17,336,360
   South Africa                  10,691,258    102,321,746   --       113,013,004
   South Korea                    6,482,141    264,405,437   --       270,887,578
   Taiwan                        28,112,116    218,515,299   --       246,627,415
   Thailand                      52,525,121         26,847   --        52,551,968
   Turkey                           214,070     18,315,017   --        18,529,087
Preferred Stocks
   Brazil                        35,467,949             --   --        35,467,949
   Chile                                 --        411,105   --           411,105
   Colombia                       1,460,823             --   --         1,460,823
   Malaysia                          14,519             --   --            14,519
   South Korea                       20,939             --   --            20,939
Rights/Warrants
   Indonesia                             --         27,197   --            27,197
   Malaysia                              --            996   --               996
   Thailand                              --          7,898   --             7,898
Securities Lending Collateral            --     65,707,246   --        65,707,246
                               ------------ --------------   --    --------------
TOTAL                          $356,147,461 $1,207,827,076   --    $1,563,974,537
                               ============ ==============   ==    ==============

               EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                             SHARES VALUE++  OF NET ASSETS**
                                                             ------ -------- ---------------
COMMON STOCKS -- (97.2%)
BRAZIL -- (7.7%)
    AES Tiete Energia SA                                      9,300 $ 30,264       0.1%
    Aliansce Shopping Centers SA                              3,200   15,720       0.0%
*   Alliar Medicos A Frente SA                                2,600   10,769       0.0%
    Alupar Investimento SA                                    4,100   20,376       0.0%
    Ambev SA ADR                                             68,222  451,630       0.7%
    Arezzo Industria e Comercio SA                            1,600   24,197       0.0%
    B3 SA - Brasil Bolsa Balcao                              16,700  120,607       0.2%
    Banco Bradesco SA                                        14,390  131,035       0.2%
    Banco do Brasil SA                                       11,600  121,523       0.2%
    Banco Santander Brasil SA                                 5,100   55,481       0.1%
    BB Seguridade Participacoes SA                           15,854  124,363       0.2%
    Braskem SA Sponsored ADR                                  1,908   49,417       0.1%
*   BRF SA                                                   10,100   71,500       0.1%
    CCR SA                                                   57,700  196,989       0.3%
*   Centrais Eletricas Brasileiras SA                         3,600   19,597       0.0%
    Cia de Locacao das Americas                               1,200   10,413       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo           9,700   97,354       0.2%
    Cia de Saneamento de Minas Gerais-COPASA                  1,800   25,896       0.0%
    Cia de Saneamento do Parana                               1,400   23,578       0.0%
*   Cia Energetica de Minas Gerais                            9,600   21,101       0.0%
    Cia Hering                                                3,500   19,083       0.0%
    Cia Paranaense de Energia                                 2,300   15,009       0.0%
*   Cia Siderurgica Nacional SA                              11,800   29,574       0.1%
    Cielo SA                                                 39,950  218,954       0.3%
*   Construtora Tenda SA                                      2,900   21,118       0.0%
*   Cosan Logistica SA                                        6,500   20,224       0.0%
    Cosan SA Industria e Comercio                             5,900   66,996       0.1%
    CVC Brasil Operadora e Agencia de Viagens SA              3,300   54,626       0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes  14,000   55,549       0.1%
*   Direcional Engenharia SA                                 11,900   20,687       0.0%
    Duratex SA                                               22,700   69,334       0.1%
    EcoRodovias Infraestrutura e Logistica SA                 9,600   27,267       0.0%
    Embraer SA ADR                                            6,732  169,781       0.3%
    Equatorial Energia SA                                     7,400  150,294       0.2%
    Estacio Participacoes SA                                  4,400   40,066       0.1%
*   Even Construtora e Incorporadora SA                      17,100   22,112       0.0%
    Ez Tec Empreendimentos e Participacoes SA                 3,200   18,360       0.0%
    Fleury SA                                                11,800   87,948       0.1%
    Grendene SA                                               2,700   21,064       0.0%
    Guararapes Confeccoes SA                                    500   19,554       0.0%
    Hypermarcas SA                                            7,500   67,438       0.1%
    Iguatemi Empresa de Shopping Centers SA                   1,900   19,362       0.0%
    International Meal Co. Alimentacao SA                     9,400   21,869       0.0%
    Iochpe-Maxion SA                                          3,600   28,876       0.1%
    Itau Unibanco Holding SA                                  3,700   46,577       0.1%
    Klabin SA                                                14,600   88,479       0.1%
    Light SA                                                  4,900   24,534       0.0%
    Localiza Rent a Car SA                                   23,300  185,498       0.3%
    Lojas Americanas SA                                       5,400   22,983       0.0%
    Lojas Renner SA                                          29,500  274,605       0.4%
    M Dias Branco SA                                          1,500   18,840       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                    --------- ---------- ---------------
BRAZIL -- (Continued)
    Magazine Luiza SA                                                   2,900 $   88,336       0.1%
    MRV Engenharia e Participacoes SA                                  11,500     49,241       0.1%
    Multiplus SA                                                        2,400     19,594       0.0%
    Natura Cosmeticos SA                                               10,700     98,381       0.2%
    Odontoprev SA                                                      12,800     54,917       0.1%
    Porto Seguro SA                                                     5,100     65,803       0.1%
    QGEP Participacoes SA                                               6,800     24,788       0.0%
    Qualicorp SA                                                       14,900    103,567       0.2%
    Raia Drogasil SA                                                    9,300    182,591       0.3%
*   Rumo SA                                                             8,500     36,031       0.1%
*   Santos Brasil Participacoes SA                                     11,400     10,771       0.0%
    SLC Agricola SA                                                     2,200     28,084       0.1%
    Smiles Fidelidade SA                                                1,900     39,050       0.1%
    Sul America SA                                                     20,000    123,430       0.2%
    Suzano Papel e Celulose SA                                         10,500    123,067       0.2%
    Telefonica Brasil SA ADR                                            6,794     95,931       0.2%
    Tim Participacoes SA ADR                                            3,315     75,416       0.1%
    Transmissora Alianca de Energia Eletrica SA                         9,300     56,519       0.1%
    Ultrapar Participacoes SA Sponsored ADR                            10,567    183,020       0.3%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao S.A                                                 4,300     22,462       0.0%
    Via Varejo SA                                                       6,200     52,652       0.1%
    WEG SA                                                              5,200     26,392       0.0%
    Wiz Solucoes e Corretagem de Seguros SA                             6,600     18,765       0.0%
                                                                              ----------       ---
TOTAL BRAZIL                                                                   5,147,279       7.6%
                                                                              ----------       ---
CHILE -- (1.2%)
    Aguas Andinas SA Class A                                           81,509     54,202       0.1%
    Banco de Chile ADR                                                    289     28,322       0.1%
    Banco de Credito e Inversiones SA                                     640     48,423       0.1%
    Banco Santander Chile ADR                                           1,529     50,503       0.1%
    Besalco SA                                                         15,455     17,801       0.0%
    CAP SA                                                              1,908     22,140       0.0%
    Cencosud SA                                                        31,002     92,138       0.1%
    Cia Cervecerias Unidas SA ADR                                       1,597     44,109       0.1%
    Empresa Nacional de Telecomunicaciones SA                           7,338     86,482       0.1%
    Enel Americas SA(2299453)                                          60,697     13,864       0.0%
    Enel Americas SA(2299453)                                         144,399     32,950       0.1%
    Forus SA                                                            2,738     10,263       0.0%
    Grupo Security SA                                                  28,107     14,287       0.0%
    Inversiones Aguas Metropolitanas SA                                15,573     29,341       0.1%
    Itau CorpBanca(BYT25P4)                                         2,286,409     23,354       0.0%
    Itau CorpBanca(BZ30DD5)                                               800     12,160       0.0%
    Multiexport Foods SA                                               31,596     16,683       0.0%
    Parque Arauco SA                                                    7,016     21,909       0.0%
    Ripley Corp. SA                                                    29,609     32,090       0.1%
    SACI Falabella                                                      5,735     55,599       0.1%
    Salfacorp SA                                                        9,385     17,967       0.0%
    Sociedad Matriz SAAM SA                                           102,709     10,687       0.0%
    Sonda SA                                                           14,251     26,231       0.1%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                             SHARES  VALUE++  OF NET ASSETS**
                                                             ------- -------- ---------------
CHILE -- (Continued)
    Vina Concha y Toro SA                                     10,730 $ 24,483       0.0%
                                                                     --------       ---
TOTAL CHILE                                                           785,988       1.2%
                                                                     --------       ---
CHINA -- (17.3%)
*   21Vianet Group, Inc. ADR                                   2,700   14,229       0.0%
*   3SBio, Inc.                                                9,500   20,412       0.0%
*   58.com, Inc. ADR                                             656   57,328       0.1%
    AAC Technologies Holdings, Inc.                            3,000   43,058       0.1%
    Agile Group Holdings, Ltd.                                22,000   43,397       0.1%
    Agricultural Bank of China, Ltd. Class H                 112,000   63,147       0.1%
*   Alibaba Group Holding, Ltd. Sponsored ADR                  4,392  784,148       1.2%
*   Alibaba Pictures Group, Ltd.                             170,000   19,150       0.0%
    Anta Sports Products, Ltd.                                15,000   85,593       0.1%
    AviChina Industry & Technology Co., Ltd. Class H          35,000   22,068       0.0%
    BAIC Motor Corp., Ltd. Class H                            17,000   16,410       0.0%
*   Baidu, Inc. Sponsored ADR                                    643  161,329       0.3%
    Bank of China, Ltd. Class H                              322,000  174,792       0.3%
    Bank of Chongqing Co., Ltd. Class H                       13,500   10,204       0.0%
    Bank of Communications Co., Ltd. Class H                  39,000   31,913       0.1%
    Beijing Capital International Airport Co., Ltd. Class H   18,000   24,515       0.1%
    Beijing Capital Land, Ltd. Class H                        36,000   19,172       0.0%
    Beijing Enterprises Holdings, Ltd.                         5,000   24,974       0.1%
    Beijing Enterprises Water Group, Ltd.                     70,000   40,641       0.1%
*   Bitauto Holdings, Ltd. ADR                                 1,100   23,287       0.0%
    Brilliance China Automotive Holdings, Ltd.                28,000   49,854       0.1%
    Byd Co., Ltd. Class H                                      4,000   27,964       0.1%
    BYD Electronic International Co., Ltd.                    11,000   16,773       0.0%
*   CAR, Inc.                                                 26,000   24,793       0.1%
    Central China Real Estate, Ltd.                           51,000   23,280       0.0%
    CGN Power Co., Ltd. Class H                              183,000   49,905       0.1%
    China Agri-Industries Holdings, Ltd.                      51,000   21,406       0.0%
    China Aoyuan Property Group, Ltd.                         24,000   19,280       0.0%
    China CITIC Bank Corp., Ltd. Class H                      34,000   24,305       0.1%
    China Coal Energy Co., Ltd. Class H                       27,000   11,705       0.0%
    China Communications Construction Co., Ltd. Class H       34,000   39,174       0.1%
    China Communications Services Corp., Ltd. Class H         52,000   32,647       0.1%
    China Conch Venture Holdings, Ltd.                        15,000   46,568       0.1%
    China Construction Bank Corp. Class H                    657,000  688,312       1.0%
    China Dongxiang Group Co., Ltd.                          123,000   22,514       0.0%
    China Eastern Airlines Corp., Ltd. Class H                28,000   23,130       0.0%
    China Energy Engineering Corp., Ltd. Class H             112,000   21,920       0.0%
    China Everbright Bank Co., Ltd. Class H                   46,000   22,988       0.0%
    China Everbright, Ltd.                                    16,000   35,209       0.1%
*   China Evergrande Group                                    37,000  117,200       0.2%
    China Galaxy Securities Co., Ltd. Class H                 32,000   21,019       0.0%
    China Gas Holdings, Ltd.                                  12,400   43,942       0.1%
    China Huarong Asset Management Co., Ltd. Class H         152,000   52,350       0.1%
    China International Capital Corp., Ltd. Class H           10,800   24,436       0.1%
    China Jinmao Holdings Group, Ltd.                         56,000   31,700       0.1%
    China Lesso Group Holdings, Ltd.                          28,000   21,580       0.0%
    China Life Insurance Co., Ltd. Class H                    20,000   56,719       0.1%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                              SHARES  VALUE++  OF NET ASSETS**
                                                              ------- -------- ---------------
CHINA -- (Continued)
    China Lodging Group, Ltd. ADR                                 482 $ 67,316       0.1%
    China Machinery Engineering Corp. Class H                  38,000   22,077       0.0%
    China Medical System Holdings, Ltd.                        19,000   46,527       0.1%
    China Mengniu Dairy Co., Ltd.                              22,000   70,923       0.1%
    China Merchants Bank Co., Ltd. Class H                     12,000   52,325       0.1%
    China Merchants Land, Ltd.                                 98,000   20,567       0.0%
    China Merchants Port Holdings Co., Ltd.                    10,000   22,344       0.0%
    China Minsheng Banking Corp., Ltd. Class H                 22,500   21,055       0.0%
    China Mobile, Ltd.                                         12,500  119,081       0.2%
    China Oil & Gas Group, Ltd.                               260,000   19,420       0.0%
    China Oilfield Services, Ltd. Class H                      14,000   13,968       0.0%
    China Overseas Land & Investment, Ltd.                     50,000  167,532       0.3%
    China Overseas Property Holdings, Ltd.                     70,000   20,922       0.0%
    China Pacific Insurance Group Co., Ltd. Class H             7,600   33,536       0.1%
    China Petroleum & Chemical Corp. Class H                  150,000  146,079       0.2%
    China Railway Construction Corp., Ltd. Class H             25,000   29,606       0.1%
    China Railway Group, Ltd. Class H                          36,000   28,855       0.1%
    China Railway Signal & Communication Corp., Ltd. Class H   14,000   10,915       0.0%
    China Reinsurance Group Corp. Class H                      59,000   12,430       0.0%
    China Resources Beer Holdings Co., Ltd.                    14,000   60,297       0.1%
    China Resources Cement Holdings, Ltd.                      26,000   27,276       0.1%
    China Resources Gas Group, Ltd.                            14,000   51,486       0.1%
    China Resources Land, Ltd.                                 26,000   97,649       0.2%
    China Resources Pharmaceutical Group, Ltd.                 24,500   33,870       0.1%
    China Sanjiang Fine Chemicals Co., Ltd.                    27,000   10,398       0.0%
    China SCE Property Holdings, Ltd.                          42,000   21,076       0.0%
*   China Shengmu Organic Milk, Ltd.                           97,000   11,305       0.0%
    China Silver Group, Ltd.                                   48,000    8,827       0.0%
    China South City Holdings, Ltd.                           102,000   22,178       0.0%
    China State Construction International Holdings, Ltd.      18,000   23,410       0.0%
    China Suntien Green Energy Corp., Ltd. Class H             69,000   23,070       0.0%
    China Taiping Insurance Holdings Co., Ltd.                 23,600   78,922       0.1%
    China Telecom Corp., Ltd. Class H                         114,000   55,259       0.1%
    China Traditional Chinese Medicine Holdings Co., Ltd.      28,000   24,077       0.0%
    China Travel International Investment Hong Kong, Ltd.      60,000   22,371       0.0%
*   China Unicom Hong Kong, Ltd.                              102,000  144,233       0.2%
    China Vanke Co., Ltd. Class H                               9,800   40,502       0.1%
    China Water Affairs Group, Ltd.                            12,000   11,389       0.0%
    China ZhengTong Auto Services Holdings, Ltd.               25,000   20,216       0.0%
    China Zhongwang Holdings, Ltd.                             35,600   19,946       0.0%
    Chinasoft International, Ltd.                              26,000   19,108       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H          28,000   21,419       0.0%
    CIFI Holdings Group Co., Ltd.                              84,000   66,146       0.1%
    CITIC Securities Co., Ltd. Class H                          9,000   21,940       0.0%
    Consun Pharmaceutical Group, Ltd.                          14,000   15,086       0.0%
*   COSCO SHIPPING Development Co., Ltd. Class H              118,000   21,852       0.0%
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H     36,000   17,777       0.0%
    Country Garden Holdings Co., Ltd.                          37,000   75,445       0.1%
    CRRC Corp., Ltd.                                           25,000   22,097       0.0%
    CSPC Pharmaceutical Group, Ltd.                            34,000   86,600       0.1%
*   Ctrip.com International, Ltd. ADR                           1,587   64,908       0.1%
    Dali Foods Group Co., Ltd.                                 26,500   18,345       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                           SHARES  VALUE++  OF NET ASSETS**
                                                           ------- -------- ---------------
CHINA -- (Continued)
    Dongfeng Motor Group Co., Ltd. Class H                  28,000 $ 30,963       0.1%
*   eHi Car Services, Ltd. Sponsored ADR                     1,723   22,520       0.0%
    ENN Energy Holdings, Ltd.                                8,000   74,812       0.1%
    Far East Horizon, Ltd.                                  20,000   19,846       0.0%
    Fu Shou Yuan International Group, Ltd.                  24,000   22,893       0.0%
    Fufeng Group, Ltd.                                      38,000   21,176       0.0%
    Fullshare Holdings, Ltd.                                92,500   50,783       0.1%
    Future Land Development Holdings, Ltd.                  40,000   33,123       0.1%
*   GCL-Poly Energy Holdings, Ltd.                         131,000   16,204       0.0%
    Geely Automobile Holdings, Ltd.                         40,000  105,201       0.2%
    Genscript Biotech Corp.                                  8,000   26,668       0.1%
    GF Securities Co., Ltd. Class H                         11,800   20,775       0.0%
    GOME Retail Holdings, Ltd.                              95,000   10,219       0.0%
    Great Wall Motor Co., Ltd. Class H                      37,000   38,376       0.1%
    Greenland Hong Kong Holdings, Ltd.                      24,000   11,058       0.0%
    Greentown China Holdings, Ltd.                          16,500   21,744       0.0%
    Greentown Service Group Co., Ltd.                       18,000   14,969       0.0%
    Guangdong Investment, Ltd.                              14,000   21,670       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H            12,000   21,981       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H              13,600   32,335       0.1%
    Haier Electronics Group Co., Ltd.                       11,000   38,057       0.1%
*   Hailiang Education Group, Inc. ADR                         321   26,322       0.1%
    Haitian International Holdings, Ltd.                    10,000   26,613       0.1%
    Haitong Securities Co., Ltd. Class H                    12,000   16,385       0.0%
*   Health and Happiness H&H International Holdings, Ltd.    1,500   10,774       0.0%
*   Hi Sun Technology China, Ltd.                           60,000    9,182       0.0%
*   Honghua Group, Ltd.                                    166,000   16,579       0.0%
    Huaneng Renewables Corp., Ltd. Class H                 104,000   46,187       0.1%
    Huatai Securities Co., Ltd. Class H                     11,600   23,497       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H    371,000  325,694       0.5%
*   JD.com, Inc. ADR                                         2,365   86,346       0.1%
    Jiangsu Expressway Co., Ltd. Class H                    16,000   21,938       0.0%
    Jiangxi Copper Co., Ltd. Class H                        16,000   22,747       0.0%
*   Jiayuan International Group, Ltd.                       18,000   33,399       0.1%
    Joy City Property, Ltd.                                 64,000    9,878       0.0%
*   Kaisa Group Holdings, Ltd.                              41,000   21,902       0.0%
*   Kingdee International Software Group Co., Ltd.          22,000   21,357       0.0%
    Kingsoft Corp., Ltd.                                    13,000   38,602       0.1%
*   KuangChi Science, Ltd.                                  44,000    9,997       0.0%
    Kunlun Energy Co., Ltd.                                 52,000   44,523       0.1%
    KWG Property Holding, Ltd.                              17,000   22,900       0.0%
    Lee & Man Paper Manufacturing, Ltd.                     21,000   23,131       0.0%
    Legend Holdings Corp. Class H                            6,700   22,364       0.0%
    Lenovo Group, Ltd.                                     148,000   70,267       0.1%
*   Li Ning Co., Ltd.                                       21,500   24,208       0.0%
    Logan Property Holdings Co., Ltd.                       16,000   23,459       0.0%
    Lonking Holdings, Ltd.                                  56,000   25,448       0.1%
    Luye Pharma Group, Ltd.                                 24,000   25,445       0.1%
    Minth Group, Ltd.                                       16,000   75,970       0.1%
*   MMG, Ltd.                                               40,000   29,675       0.1%
*   Momo, Inc. Sponsored ADR                                 2,535   88,471       0.1%
    NetDragon Websoft Holdings, Ltd.                         1,000    2,410       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                   SHARES   VALUE++   OF NET ASSETS**
                                                                   ------- ---------- ---------------
CHINA -- (Continued)
    NetEase, Inc. ADR                                                  740 $  190,232       0.3%
    New China Life Insurance Co., Ltd. Class H                       4,600     21,447       0.0%
    New Oriental Education & Technology Group, Inc. Sponsored ADR      240     21,562       0.0%
    Nexteer Automotive Group, Ltd.                                  14,000     21,540       0.0%
    Nine Dragons Paper Holdings, Ltd.                               27,000     40,269       0.1%
*   Noah Holdings, Ltd. Sponsored ADR                                  446     23,045       0.0%
*   Panda Green Energy Group, Ltd.                                 170,000     18,126       0.0%
    PAX Global Technology, Ltd.                                     24,000     10,856       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H       45,000     21,185       0.0%
    PICC Property & Casualty Co., Ltd. Class H                      22,000     39,384       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H              33,500    327,342       0.5%
*   Poly Property Group Co., Ltd.                                   44,000     20,451       0.0%
    Powerlong Real Estate Holdings, Ltd.                            43,000     22,173       0.0%
    Q Technology Group Co., Ltd.                                    16,000     19,480       0.0%
    Road King Infrastructure, Ltd.                                   7,000     13,271       0.0%
*   Ronshine China Holdings, Ltd.                                    8,500     12,608       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                  13,500     20,499       0.0%
*   Shanghai Electric Group Co., Ltd. Class H                       34,000     12,344       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H            3,500     18,985       0.0%
    Shanghai Industrial Holdings, Ltd.                               5,000     13,111       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H               8,300     22,656       0.0%
    Shenzhen Expressway Co., Ltd. Class H                           12,000     12,177       0.0%
    Shenzhen International Holdings, Ltd.                           12,000     26,219       0.1%
    Shenzhen Investment, Ltd.                                       70,000     28,291       0.1%
    Shenzhou International Group Holdings, Ltd.                      4,000     43,665       0.1%
    Shimao Property Holdings, Ltd.                                  22,500     59,514       0.1%
    Shui On Land, Ltd.                                              79,500     21,406       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                      74,000     17,885       0.0%
    Sino Biopharmaceutical, Ltd.                                    33,000     69,492       0.1%
    Sino-Ocean Group Holding, Ltd.                                  49,000     34,024       0.1%
*   Sinofert Holdings, Ltd.                                        172,000     20,470       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                     23,500     24,229       0.0%
    Sinopec Kantons Holdings, Ltd.                                  46,000     21,759       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H                34,000     22,576       0.0%
    Sinopharm Group Co., Ltd. Class H                               16,400     69,154       0.1%
    Sinotrans, Ltd. Class H                                         39,000     22,345       0.0%
    Sinotruk Hong Kong, Ltd.                                        18,500     21,675       0.0%
    Skyworth Digital Holdings, Ltd.                                 50,000     22,720       0.0%
    SMI Holdings Group, Ltd.                                        52,000     22,454       0.0%
    SSY Group, Ltd.                                                 28,000     28,292       0.1%
    Sun Art Retail Group, Ltd.                                      21,000     23,603       0.0%
    Sunac China Holdings, Ltd.                                       8,000     33,982       0.1%
    Sunny Optical Technology Group Co., Ltd.                         6,000     97,906       0.2%
    TAL Education Group ADR                                          1,211     44,105       0.1%
    Tencent Holdings, Ltd.                                          31,000  1,524,049       2.3%
    Texhong Textile Group, Ltd.                                     16,500     22,988       0.0%
    Tian Ge Interactive Holdings, Ltd.                              26,000     22,166       0.0%
    Tianneng Power International, Ltd.                              14,000     20,201       0.0%
    Tingyi Cayman Islands Holding Corp.                             22,000     41,694       0.1%
    Tong Ren Tang Technologies Co., Ltd. Class H                    13,000     20,898       0.0%
    Towngas China Co., Ltd.                                         25,000     22,279       0.0%
    Travelsky Technology, Ltd. Class H                              12,000     35,052       0.1%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                         SHARES    VALUE++   OF NET ASSETS**
                                                                         ------- ----------- ---------------
CHINA -- (Continued)
    Uni-President China Holdings, Ltd.                                    27,000 $    25,524       0.1%
    United Energy Group, Ltd.                                            118,000       9,876       0.0%
    Universal Medical Financial & Technical Advisory Services Co., Ltd.   25,500      23,521       0.0%
*   Vipshop Holdings, Ltd. ADR                                            10,285     159,212       0.3%
    Want Want China Holdings, Ltd.                                        81,000      71,577       0.1%
*   Weibo Corp. Sponsored ADR                                                443      50,732       0.1%
    Weichai Power Co., Ltd. Class H                                       32,000      37,045       0.1%
    Xinjiang Goldwind Science & Technology Co., Ltd. Class H              12,800      24,238       0.1%
    Xinyi Solar Holdings, Ltd.                                            54,000      24,605       0.1%
    XTEP International Holdings, Ltd.                                     41,500      24,110       0.0%
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H                4,200      19,944       0.0%
    Yihai International Holding, Ltd.                                      7,000       9,562       0.0%
    Yuexiu Property Co., Ltd.                                             94,000      21,148       0.0%
    Yum China Holdings, Inc.                                               2,685     114,811       0.2%
    Yuzhou Properties Co., Ltd.                                           34,000      24,733       0.1%
*   YY, Inc. ADR                                                           1,071     103,234       0.2%
    Zhejiang Expressway Co., Ltd. Class H                                 12,000      12,323       0.0%
    Zhongsheng Group Holdings, Ltd.                                        8,000      22,933       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                          9,300      49,307       0.1%
    Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H      39,400      16,924       0.0%
*   ZTE Corp. Class H                                                      6,800      15,368       0.0%
    ZTO Express Cayman, Inc. ADR                                           2,863      47,239       0.1%
                                                                                 -----------      ----
TOTAL CHINA                                                                       11,651,243      17.3%
                                                                                 -----------      ----
COLOMBIA -- (0.4%)
    Almacenes Exito SA                                                     5,549      33,504       0.1%
    Bancolombia SA                                                         2,434      28,768       0.0%
    Bancolombia SA Sponsored ADR                                           1,189      56,668       0.1%
    Grupo Aval Acciones y Valores SA                                       1,800      15,948       0.0%
    Grupo de Inversiones Suramericana SA                                   3,324      46,127       0.1%
    Interconexion Electrica SA ESP                                        12,667      65,298       0.1%
                                                                                 -----------      ----
TOTAL COLOMBIA                                                                       246,313       0.4%
                                                                                 -----------      ----
CZECH REPUBLIC -- (0.1%)
    Komercni Banka A.S.                                                      525      22,650       0.0%
    Moneta Money Bank A.S.                                                 9,373      33,691       0.1%
    O2 Czech Republic A.S.                                                 1,430      19,548       0.0%
                                                                                 -----------      ----
TOTAL CZECH REPUBLIC                                                                  75,889       0.1%
                                                                                 -----------      ----
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR                         8,613      44,185       0.1%
                                                                                 -----------      ----
HUNGARY -- (0.4%)
    Magyar Telekom Telecommunications P.L.C.                              14,041      24,286       0.0%
    MOL Hungarian Oil & Gas P.L.C.                                        10,850     125,380       0.2%
    OTP Bank P.L.C.                                                        1,900      82,846       0.1%
    Richter Gedeon Nyrt                                                    2,580      52,097       0.1%
                                                                                 -----------      ----
TOTAL HUNGARY                                                                        284,609       0.4%
                                                                                 -----------      ----
INDIA -- (13.5%)
*   3M India, Ltd.                                                            34      10,400       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                    SHARES VALUE++  OF NET ASSETS**
                                                    ------ -------- ---------------
INDIA -- (Continued)
    Aarti Industries                                 1,314 $ 26,245       0.1%
    Abbott India, Ltd.                                 126   11,711       0.0%
    Adani Ports & Special Economic Zone, Ltd.       17,757  107,838       0.2%
*   Aditya Birla Capital, Ltd.                       4,431   10,565       0.0%
*   Aditya Birla Fashion and Retail, Ltd.            8,842   19,364       0.0%
    Aegis Logistics, Ltd.                            2,611   11,246       0.0%
    AIA Engineering, Ltd.                              556   12,008       0.0%
    Ajanta Pharma, Ltd.                                592   11,994       0.0%
    Alembic Pharmaceuticals, Ltd.                    1,449   11,609       0.0%
    Amara Raja Batteries, Ltd.                       1,820   23,397       0.0%
    APL Apollo Tubes, Ltd.                             346   11,342       0.0%
    Ashok Leyland, Ltd.                             22,178   54,364       0.1%
    Asian Paints, Ltd.                               5,516   99,023       0.2%
    Astral Polytechnik, Ltd.                           772   10,910       0.0%
    Atul, Ltd.                                         259   11,474       0.0%
    Aurobindo Pharma, Ltd.                           9,704   93,022       0.2%
    Avanti Feeds, Ltd.                                 654   24,343       0.1%
    Bajaj Auto, Ltd.                                   823   36,195       0.1%
    Bajaj Corp., Ltd.                                1,672   11,994       0.0%
    Bajaj Finance, Ltd.                              2,472   70,237       0.1%
    Bajaj Finserv, Ltd.                                909   74,425       0.1%
    Bajaj Holdings & Investment, Ltd.                  309   12,477       0.0%
    BEML, Ltd.                                       1,351   21,437       0.0%
    Bharat Electronics, Ltd.                         9,984   19,538       0.0%
    Bharat Heavy Electricals, Ltd.                  21,622   28,287       0.1%
    Bharat Petroleum Corp., Ltd.                    13,781   79,537       0.1%
    Bharti Airtel, Ltd.                             23,898  146,234       0.2%
    Bharti Infratel, Ltd.                            7,827   37,006       0.1%
    Biocon, Ltd.                                     2,350   23,361       0.0%
    Blue Dart Express, Ltd.                            181    9,869       0.0%
    Blue Star, Ltd.                                  1,338   16,038       0.0%
    Bosch, Ltd.                                         83   24,062       0.0%
    Britannia Industries, Ltd.                         495   40,835       0.1%
    Cadila Healthcare, Ltd.                          6,919   42,711       0.1%
    Can Fin Homes, Ltd.                              2,724   17,159       0.0%
    Canara Bank                                      5,276   20,875       0.0%
    Caplin Point Laboratories, Ltd.                  1,205   10,751       0.0%
    Carborundum Universal, Ltd.                      1,960   11,204       0.0%
    Castrol India, Ltd.                              7,102   20,677       0.0%
    CCL Products India, Ltd.                         2,441   11,433       0.0%
    Century Plyboards India, Ltd.                    3,584   17,421       0.0%
    Cera Sanitaryware, Ltd.                            202    9,539       0.0%
*   CG Power and Industrial Solutions, Ltd.          8,261   10,327       0.0%
    Chambal Fertilizers & Chemicals, Ltd.            4,181   12,146       0.0%
    Cholamandalam Investment and Finance Co., Ltd.     993   25,728       0.1%
    Cipla, Ltd.                                      6,024   54,489       0.1%
    City Union Bank, Ltd.                            8,487   23,346       0.0%
    Colgate-Palmolive India, Ltd.                    1,528   25,631       0.1%
    Container Corp. Of India, Ltd.                     511   10,047       0.0%
    Coromandel International, Ltd.                   1,318    9,252       0.0%
    Cox & Kings, Ltd.                                2,973    9,713       0.0%
    CRISIL, Ltd.                                       362   10,218       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                          SHARES VALUE++  OF NET ASSETS**
                                                          ------ -------- ---------------
INDIA -- (Continued)
    Cyient, Ltd.                                           2,102 $ 23,847       0.0%
    Dabur India, Ltd.                                      8,949   49,608       0.1%
    DCB Bank, Ltd.                                         6,987   20,317       0.0%
    Dewan Housing Finance Corp., Ltd.                      4,637   44,229       0.1%
*   Dish TV India, Ltd.                                   19,752   22,210       0.0%
    Divi's Laboratories, Ltd.                              2,796   50,101       0.1%
    DLF, Ltd.                                              6,418   21,256       0.0%
    Dr Lal PathLabs, Ltd.                                    769    9,744       0.0%
    eClerx Services, Ltd.                                    572   11,352       0.0%
    Edelweiss Financial Services, Ltd.                    14,637   62,411       0.1%
    Eicher Motors, Ltd.                                      229  106,503       0.2%
    Emami, Ltd.                                            1,167   19,460       0.0%
    Endurance Technologies, Ltd.                             978   18,574       0.0%
    Engineers India, Ltd.                                  9,081   21,478       0.0%
    Exide Industries, Ltd.                                 6,140   22,691       0.0%
    Federal Bank, Ltd.                                    35,758   52,470       0.1%
    Finolex Industries, Ltd.                               1,041   10,193       0.0%
*   Firstsource Solutions, Ltd.                           25,010   23,710       0.0%
    GAIL India, Ltd.                                       9,811   47,740       0.1%
    Gateway Distriparks, Ltd.                              3,803    9,582       0.0%
    Gillette India, Ltd.                                     339   33,144       0.1%
    GlaxoSmithKline Consumer Healthcare, Ltd.                219   20,077       0.0%
    Glenmark Pharmaceuticals, Ltd.                         5,276   45,057       0.1%
    Godrej Consumer Products, Ltd.                         4,424   73,852       0.1%
    Godrej Industries, Ltd.                                2,647   23,765       0.0%
    Greenply Industries, Ltd.                              2,263   10,435       0.0%
    Gruh Finance, Ltd.                                     2,648   26,729       0.1%
    Gujarat Alkalies & Chemicals, Ltd.                       922   10,353       0.0%
    Gujarat Fluorochemicals, Ltd.                            875   11,145       0.0%
    Gujarat Gas, Ltd.                                        809   10,694       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.   3,675   26,202       0.1%
    Gujarat Pipavav Port, Ltd.                             4,726   10,368       0.0%
    Gujarat State Petronet, Ltd.                           7,446   19,776       0.0%
    Gulf Oil Lubricants India, Ltd.                          860   12,091       0.0%
    Hatsun Agro Products, Ltd.                               975   11,411       0.0%
    Havells India, Ltd.                                    3,678   29,979       0.1%
    HCL Technologies, Ltd.                                 6,801  107,046       0.2%
    Hero Motocorp, Ltd.                                    1,154   64,339       0.1%
    Hexaware Technologies, Ltd.                            5,612   37,615       0.1%
*   Himachal Futuristic Communications, Ltd.              33,720   13,973       0.0%
    Hindustan Petroleum Corp., Ltd.                       11,146   50,662       0.1%
    Hindustan Unilever, Ltd.                               9,007  201,941       0.3%
    Honeywell Automation India, Ltd.                          39   11,114       0.0%
    Housing Development Finance Corp., Ltd.                9,592  269,717       0.4%
    HSIL, Ltd.                                             1,816   10,270       0.0%
    ICICI Bank, Ltd. Sponsored ADR                        12,195  103,779       0.2%
    ICICI Prudential Life Insurance Co., Ltd.              3,727   23,736       0.0%
*   Idea Cellular, Ltd.                                   72,190   74,587       0.1%
    IDFC Bank, Ltd.                                       44,716   32,174       0.1%
    IDFC, Ltd.                                            29,808   25,924       0.1%
*   IFCI, Ltd.                                            73,561   21,804       0.0%
    IIFL Holdings, Ltd.                                    1,100   12,602       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                           SHARES VALUE++  OF NET ASSETS**
                                                           ------ -------- ---------------
INDIA -- (Continued)
    Indiabulls Housing Finance, Ltd.                        7,843 $152,919       0.2%
*   Indiabulls Real Estate, Ltd.                            7,599   24,258       0.1%
    Indiabulls Ventures, Ltd.                               5,452   39,216       0.1%
    Indian Oil Corp., Ltd.                                 11,239   27,172       0.1%
    IndusInd Bank, Ltd.                                       811   22,959       0.0%
    Infosys, Ltd.                                          34,351  615,880       0.9%
*   Inox Leisure, Ltd.                                      2,553   10,500       0.0%
    InterGlobe Aviation, Ltd.                               1,118   23,383       0.0%
    Ipca Laboratories, Ltd.                                 1,031   11,609       0.0%
    IRB Infrastructure Developers, Ltd.                     6,518   27,205       0.1%
*   ITI, Ltd.                                               6,074   10,944       0.0%
    Jain Irrigation Systems, Ltd.                           6,118   10,629       0.0%
*   Jammu & Kashmir Bank, Ltd. (The)                       11,385    9,632       0.0%
    Jindal Saw, Ltd.                                        5,654   10,449       0.0%
    Johnson Controls-Hitachi Air Conditioning India, Ltd.     271   10,449       0.0%
    Jubilant Foodworks, Ltd.                                  609   23,110       0.0%
    Kajaria Ceramics, Ltd.                                  1,239   10,131       0.0%
    Kalpataru Power Transmission, Ltd.                      2,634   19,250       0.0%
    Karnataka Bank, Ltd. (The)                             12,048   22,062       0.0%
    Karur Vysya Bank, Ltd. (The)                            8,046   13,122       0.0%
    KEC International, Ltd.                                 3,562   21,658       0.0%
    Kotak Mahindra Bank, Ltd.                               1,927   34,924       0.1%
    KPIT Technologies, Ltd.                                 5,886   22,620       0.0%
    KPR Mill, Ltd.                                          1,069   11,255       0.0%
    KRBL, Ltd.                                              2,899   19,388       0.0%
    Laurus Labs, Ltd.                                       1,336   10,139       0.0%
    LIC Housing Finance, Ltd.                               9,857   80,444       0.1%
    Lupin, Ltd.                                             7,579   91,719       0.2%
    Magma Fincorp, Ltd.                                     4,553   11,676       0.0%
    Mahanagar Gas, Ltd.                                     1,524   20,252       0.0%
    Mahindra & Mahindra Financial Services, Ltd.            7,912   62,211       0.1%
    Mahindra & Mahindra, Ltd.                               7,318   95,359       0.2%
*   Mahindra CIE Automotive, Ltd.                           5,090   19,150       0.0%
    Manappuram Finance, Ltd.                               15,233   27,732       0.1%
    Marico, Ltd.                                           17,537   87,255       0.1%
    Maruti Suzuki India, Ltd.                               1,077  141,623       0.2%
*   Max Financial Services, Ltd.                            5,113   39,632       0.1%
    MindTree, Ltd.                                          3,229   52,229       0.1%
    MOIL, Ltd.                                              3,526   10,791       0.0%
    Motherson Sumi Systems, Ltd.                           10,839   57,161       0.1%
    Motilal Oswal Financial Services, Ltd.                  1,201   17,574       0.0%
    Mphasis, Ltd.                                           2,371   37,382       0.1%
    MRF, Ltd.                                                  28   33,388       0.1%
    Muthoot Finance, Ltd.                                   3,715   24,906       0.1%
    Natco Pharma, Ltd.                                      1,277   15,420       0.0%
    National Aluminium Co., Ltd.                           15,838   18,873       0.0%
    Nava Bharat Ventures, Ltd.                              4,985   11,072       0.0%
    Nestle India, Ltd.                                        397   55,854       0.1%
    NIIT Technologies, Ltd.                                 1,603   27,613       0.1%
*   Oracle Financial Services Software, Ltd.                  346   22,104       0.0%
    Page Industries, Ltd.                                     161   58,093       0.1%
    Persistent Systems, Ltd.                                  975   11,750       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                  SHARES  VALUE++  OF NET ASSETS**
                                                  ------- -------- ---------------
INDIA -- (Continued)
    Petronet LNG, Ltd.                             34,707 $117,592       0.2%
    Pfizer, Ltd.                                      318   10,835       0.0%
    Phoenix Mills, Ltd.                             1,245   11,597       0.0%
    PI Industries, Ltd.                             1,719   22,101       0.0%
    Pidilite Industries, Ltd.                       1,573   25,434       0.1%
    Power Finance Corp., Ltd.                      16,282   21,387       0.0%
    Prestige Estates Projects, Ltd.                 2,400   10,954       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.      192   27,459       0.1%
    PVR, Ltd.                                       1,164   25,062       0.1%
    Rain Commodities, Ltd.                          3,832   18,150       0.0%
    Rajesh Exports, Ltd.                            1,932   19,626       0.0%
    Rallis India, Ltd.                              2,960    9,794       0.0%
    Raymond, Ltd.                                   1,551   25,852       0.1%
    RBL Bank, Ltd.                                  3,069   24,122       0.0%
    Redington India, Ltd.                           9,199   18,944       0.0%
    Reliance Capital, Ltd.                          3,933   25,477       0.1%
*   Reliance Communications, Ltd.                  45,030   10,214       0.0%
    Reliance Industries, Ltd.                      22,290  320,403       0.5%
    Reliance Industries, Ltd. GDR                   5,494  158,777       0.2%
    Repco Home Finance, Ltd.                        2,616   25,057       0.1%
    Rural Electrification Corp., Ltd.              28,269   53,809       0.1%
    Sadbhav Engineering, Ltd.                       1,675    9,597       0.0%
    Sanofi India, Ltd.                                132    9,562       0.0%
    Schaeffler India, Ltd.                            251   20,248       0.0%
    Sharda Cropchem, Ltd.                           1,695   10,229       0.0%
    Shriram City Union Finance, Ltd.                  315   11,379       0.0%
    Shriram Transport Finance Co., Ltd.             3,254   78,171       0.1%
    Siemens, Ltd.                                   1,294   21,761       0.0%
    SKF India, Ltd.                                   380   10,715       0.0%
    Sobha, Ltd.                                     3,007   24,640       0.1%
*   Solara Active Pharma Sciences, Ltd.               339      588       0.0%
    Somany Ceramics, Ltd.                             991    8,374       0.0%
    Sonata Software, Ltd.                           1,906   10,265       0.0%
    South Indian Bank, Ltd. (The)                  61,380   24,191       0.1%
    SREI Infrastructure Finance, Ltd.              19,337   24,669       0.1%
    State Bank of India                            15,743   57,816       0.1%
*   Steel Authority of India, Ltd.                 19,973   23,018       0.0%
    Strides Arcolab, Ltd.                           2,031   19,384       0.0%
    Sun Pharmaceutical Industries, Ltd.             6,664   52,582       0.1%
    Sun TV Network, Ltd.                            1,914   25,117       0.1%
    Sundaram-Clayton, Ltd.                            140   10,561       0.0%
    Suprajit Engineering, Ltd.                      2,380    9,897       0.0%
    Supreme Industries, Ltd.                        1,575   32,519       0.1%
*   Suzlon Energy, Ltd.                           122,466   19,783       0.0%
    Symphony, Ltd.                                    824   22,377       0.0%
*   Syndicate Bank                                 25,552   20,990       0.0%
    Syngene International, Ltd.                     1,141   10,615       0.0%
    Tata Consultancy Services, Ltd.                 5,611  295,926       0.5%
    Tata Elxsi, Ltd.                                1,424   26,325       0.1%
    Tata Global Beverages, Ltd.                     7,789   34,607       0.1%
*   Tata Motors, Ltd.                              56,409  285,437       0.4%
    Tech Mahindra, Ltd.                             6,908   68,973       0.1%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                          --------- ---------- ---------------
INDIA -- (Continued)
    Time Technoplast, Ltd.                                    4,225 $   10,061       0.0%
    Titan Co., Ltd.                                           5,264     77,148       0.1%
    Torrent Pharmaceuticals, Ltd.                               806     17,133       0.0%
*   TV18 Broadcast, Ltd.                                     21,252     20,243       0.0%
    TVS Motor Co., Ltd.                                       2,305     22,985       0.0%
    Uflex, Ltd.                                               2,053     10,366       0.0%
*   Union Bank of India                                      15,665     22,221       0.0%
    United Breweries, Ltd.                                    1,461     26,113       0.1%
*   United Spirits, Ltd.                                      1,015     55,070       0.1%
    UPL, Ltd.                                                16,546    180,844       0.3%
    V-Guard Industries, Ltd.                                  6,164     22,061       0.0%
    VA Tech Wabag, Ltd.                                       1,386     10,507       0.0%
    Vardhman Textiles, Ltd.                                     572     10,495       0.0%
    Vijaya Bank                                              13,145     12,528       0.0%
    Vinati Organics, Ltd.                                       777     10,357       0.0%
    VIP Industries, Ltd.                                      3,363     20,948       0.0%
    Voltas, Ltd.                                              2,325     22,256       0.0%
*   VRL Logistics, Ltd.                                       1,754     11,110       0.0%
    WABCO India, Ltd.                                            89     10,739       0.0%
    Welspun Corp., Ltd.                                       6,248     13,208       0.0%
    Whirlpool of India, Ltd.                                    444     10,518       0.0%
    Wipro, Ltd.                                               8,287     34,383       0.1%
*   Wockhardt, Ltd.                                           1,991     24,806       0.1%
    Yes Bank, Ltd.                                           14,474     77,902       0.1%
    Zee Entertainment Enterprises, Ltd.                      12,088    106,778       0.2%
                                                                    ----------      ----
TOTAL INDIA                                                          9,098,759      13.5%
                                                                    ----------      ----
INDONESIA -- (2.2%)
    Ace Hardware Indonesia Tbk PT                           219,400     20,504       0.0%
    Adhi Karya Persero Tbk PT                                68,000      9,096       0.0%
    Alam Sutera Realty Tbk PT                               477,100     12,434       0.0%
    Bank Central Asia Tbk PT                                 87,300    138,046       0.2%
    Bank Mandiri Persero Tbk PT                             132,600     67,169       0.1%
    Bank Negara Indonesia Persero Tbk PT                    101,600     58,493       0.1%
*   Bank Pan Indonesia Tbk PT                               195,400     13,256       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT    145,500     21,531       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                    367,500     84,734       0.1%
    Bank Tabungan Negara Persero Tbk PT                      80,400     17,918       0.0%
*   Barito Pacific Tbk PT                                   126,500     22,368       0.0%
    Bumi Serpong Damai Tbk PT                               185,700     22,424       0.1%
    Ciputra Development Tbk PT                              192,000     15,103       0.0%
*   Energi Mega Persada Tbk PT                            1,153,600     17,168       0.0%
    Global Mediacom Tbk PT                                  549,800     22,839       0.1%
*   Hanson International Tbk PT                           2,028,500     20,468       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                     22,400     21,148       0.0%
    Indofood CBP Sukses Makmur Tbk PT                        17,100     10,624       0.0%
    Indofood Sukses Makmur Tbk PT                           151,400     75,696       0.1%
    Indosat Tbk PT                                           35,100      9,513       0.0%
    Jasa Marga Persero Tbk PT                                75,800     23,696       0.1%
    Kalbe Farma Tbk PT                                      215,900     23,307       0.1%
*   Kresna Graha Investama Tbk PT                           461,700     21,733       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
INDONESIA -- (Continued)
    Link Net Tbk PT                                           30,700 $   11,958       0.0%
    Lippo Karawaci Tbk PT                                    342,100     10,927       0.0%
    Matahari Department Store Tbk PT                          88,500     65,528       0.1%
    Media Nusantara Citra Tbk PT                             253,400     23,973       0.1%
    Mitra Adiperkasa Tbk PT                                   18,900     11,205       0.0%
    Mitra Keluarga Karyasehat Tbk PT                         140,600     19,429       0.0%
    Pakuwon Jati Tbk PT                                      238,600     10,086       0.0%
    PP Persero Tbk PT                                        103,400     17,948       0.0%
    Ramayana Lestari Sentosa Tbk PT                          245,900     25,095       0.1%
    Sarana Menara Nusantara Tbk PT                           210,100     47,243       0.1%
*   Sentul City Tbk PT                                     1,511,300     20,168       0.0%
    Sri Rejeki Isman Tbk PT                                  899,900     22,054       0.0%
    Summarecon Agung Tbk PT                                  291,800     18,879       0.0%
    Surya Citra Media Tbk PT                                 253,800     46,456       0.1%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR      3,900    106,275       0.2%
    Tower Bersama Infrastructure Tbk PT                       80,000     31,862       0.1%
*   Trada Alam Minera Tbk PT                                 812,500     18,904       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT             107,900     11,516       0.0%
    Unilever Indonesia Tbk PT                                 15,500     51,517       0.1%
*   Visi Media Asia Tbk PT                                   434,600     11,238       0.0%
    Waskita Beton Precast Tbk PT                             709,500     20,487       0.0%
    Waskita Karya Persero Tbk PT                             263,500     41,624       0.1%
    Wijaya Karya Persero Tbk PT                              120,200     13,630       0.0%
*   XL Axiata Tbk PT                                         266,800     40,438       0.1%
                                                                     ----------       ---
TOTAL INDONESIA                                                       1,447,708       2.1%
                                                                     ----------       ---
MALAYSIA -- (3.3%)
    Aeon Co. M Bhd                                            22,500     11,576       0.0%
    Aeon Credit Service M Bhd                                  3,900     12,976       0.0%
    Alliance Bank Malaysia Bhd                                30,200     33,340       0.1%
    AMMB Holdings Bhd                                         38,700     38,222       0.1%
    Astro Malaysia Holdings Bhd                               77,600     37,581       0.1%
    Berjaya Sports Toto Bhd                                   39,500     21,116       0.0%
*   Bermaz Auto Bhd                                           38,400     21,678       0.0%
*   Bumi Armada Bhd                                           48,000     10,231       0.0%
    CIMB Group Holdings Bhd                                   49,400     90,029       0.1%
    Dialog Group BHD                                          98,800     77,206       0.1%
    DiGi.Com Bhd                                              38,800     45,542       0.1%
    DRB-Hicom Bhd                                             34,400     18,834       0.0%
    Dutch Lady Milk Industries BHD                             1,300     22,372       0.0%
*   Eco World Development Group Bhd                           85,700     25,030       0.1%
    Ekovest Bhd                                               89,000     18,477       0.0%
    Felda Global Ventures Holdings Bhd                        51,100     22,115       0.0%
    Fraser & Neave Holdings Bhd                                2,500     22,902       0.1%
    Gamuda Bhd                                                42,900     56,017       0.1%
    Genting Bhd                                              118,300    268,658       0.4%
    Genting Malaysia Bhd                                      56,600     73,692       0.1%
    George Kent Malaysia BHD                                  16,300     16,266       0.0%
    HAP Seng Consolidated Bhd                                  8,900     22,145       0.0%
    Hartalega Holdings Bhd                                    18,900     28,129       0.1%
    Hengyuan Refining Co. Bhd                                 10,500     20,064       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
MALAYSIA -- (Continued)
*   Hibiscus Petroleum Bhd                    102,300 $   19,538       0.0%
    Hong Leong Financial Group Bhd              4,500     22,216       0.0%
    IHH Healthcare Bhd                         14,300     22,093       0.0%
    IJM Corp. Bhd                              90,200     68,286       0.1%
    Inari Amertron Bhd                         61,050     26,443       0.1%
    IOI Properties Group Bhd                   52,800     20,968       0.0%
    Kossan Rubber Industries                   11,000     18,673       0.0%
    KPJ Healthcare Bhd                         65,000     15,339       0.0%
    LPI Capital Bhd                             4,800     20,084       0.0%
    Magnum Bhd                                 24,900     11,342       0.0%
    Malayan Banking Bhd                        17,500     47,976       0.1%
    Malaysia Airports Holdings Bhd             11,800     27,034       0.1%
    Malaysia Building Society Bhd              77,700     22,680       0.0%
    Malaysian Pacific Industries Bhd            4,700      9,289       0.0%
    Malaysian Resources Corp. Bhd              86,600     22,497       0.0%
    Maxis Bhd                                  15,900     23,548       0.1%
    Muhibbah Engineering M Bhd                 16,000     12,017       0.0%
    My EG Services Bhd                         97,100     64,386       0.1%
    Nestle Malaysia Bhd                           700     24,589       0.1%
    Padini Holdings Bhd                        10,200     11,023       0.0%
    Petron Malaysia Refining & Marketing Bhd    9,700     19,063       0.0%
    Petronas Dagangan BHD                       8,600     59,034       0.1%
    POS Malaysia BHD                           13,600     12,733       0.0%
    PPB Group Bhd                               5,600     27,402       0.1%
    Press Metal Aluminium Holdings Bhd         17,700     21,595       0.0%
    Public Bank Bhd                            19,600    118,599       0.2%
    RHB Bank Bhd                               16,500     22,186       0.0%
    Sapura Energy Bhd                         151,700     24,422       0.1%
    Scientex Bhd                                4,900      9,494       0.0%
    Serba Dinamik Holdings Bhd                 37,400     31,589       0.1%
    SKP Resources Bhd                          42,600     16,041       0.0%
    SP Setia Bhd Group                         43,300     35,060       0.1%
    Sunway Construction Group Bhd              31,100     17,768       0.0%
    Supermax Corp. Bhd                         33,000     24,079       0.1%
    Syarikat Takaful Malaysia Bhd              19,800     17,482       0.0%
    Telekom Malaysia Bhd                       19,700     26,498       0.1%
    Top Glove Corp. Bhd                        15,400     37,176       0.1%
*   UEM Sunrise Bhd                            86,600     20,284       0.0%
*   UMW Holdings Bhd                            8,200     12,731       0.0%
*   UMW Oil & Gas Corp. Bhd                   276,500     18,812       0.0%
    UOA Development Bhd                        35,100     21,685       0.0%
    ViTrox Corp. Bhd                            7,600      9,967       0.0%
    VS Industry Bhd                            34,300     19,525       0.0%
*   WCT Holdings Bhd                           71,000     22,152       0.0%
    Westports Holdings Bhd                     13,900     11,744       0.0%
    Yinson Holdings BHD                        22,700     22,821       0.1%
                                                      ----------       ---
TOTAL MALAYSIA                                         2,204,161       3.3%
                                                      ----------       ---
MEXICO -- (3.6%)
    Alfa S.A.B. de C.V. Class A                88,398    113,251       0.2%
    Alpek S.A.B. de C.V.                       15,800     22,574       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                              SHARES   VALUE++   OF NET ASSETS**
                                                                              ------- ---------- ---------------
MEXICO -- (Continued)
    America Movil S.A.B. de C.V. Series L ADR                                  24,942 $  461,178       0.7%
    Arca Continental S.A.B. de C.V.                                             3,200     22,052       0.0%
*   Axtel S.A.B. de C.V.                                                       44,948     10,190       0.0%
    Banco del Bajio SA                                                         14,198     30,283       0.1%
    Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
      Santand ADR                                                               3,969     29,093       0.1%
    Bolsa Mexicana de Valores S.A.B. de C.V.                                    5,500     10,657       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                                  508     33,345       0.1%
    Consorcio ARA S.A.B. de C.V. Series *                                      34,339     12,945       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                                       14,800     21,557       0.0%
    El Puerto de Liverpool S.A.B. de C.V.                                       4,300     28,549       0.1%
    Fomento Economico Mexicano S.A.B. de C.V.                                  13,900    134,488       0.2%
*   Genomma Lab Internacional S.A.B. de C.V. Class B                           23,400     22,684       0.0%
    Gruma S.A.B. de C.V. Class B                                                6,080     74,343       0.1%
*   Grupo Aeromexico S.A.B. de C.V.                                             6,700      9,343       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                        11,400     60,133       0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                    12,248    127,234       0.2%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                            482     86,664       0.1%
    Grupo Bimbo S.A.B. de C.V. Series A                                        14,700     34,152       0.1%
    Grupo Carso S.A.B. de C.V. Series A1                                        3,000     10,863       0.0%
    Grupo Comercial Chedraui S.A. de C.V.                                       9,995     21,030       0.0%
    Grupo Elektra S.A.B. de C.V.                                                  990     27,070       0.1%
    Grupo Financiero Banorte S.A.B. de C.V.                                    11,900     74,421       0.1%
    Grupo Financiero Inbursa S.A.B. de C.V.                                    26,800     44,609       0.1%
    Grupo Herdez S.A.B. de C.V. Series *                                        4,200     10,063       0.0%
    Grupo Televisa S.A.B. Series CPO                                           57,100    204,835       0.3%
*   Industrias CH S.A.B. de C.V. Series B                                       2,500     12,457       0.0%
    Industrias Penoles S.A.B. de C.V.                                           3,613     75,921       0.1%
*   La Comer S.A.B. de C.V.                                                    21,700     22,522       0.0%
    Megacable Holdings S.A.B. de C.V.                                           7,645     35,126       0.1%
    Mexichem S.A.B. de C.V. Series *                                           58,129    181,672       0.3%
*   Minera Frisco S.A.B. de C.V.                                               17,000      9,308       0.0%
    Nemak S.A.B. de C.V.                                                       27,100     20,345       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                                 7,595     14,035       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.(BP85573)            1,752     12,149       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.(2393388)            4,262     43,684       0.1%
    Regional S.A.B. de C.V.                                                     3,262     20,763       0.0%
*   Telesites S.A.B. de C.V.                                                   28,200     21,879       0.0%
    TV Azteca S.A.B. de C.V.                                                   74,500     11,632       0.0%
    Unifin Financiera S.A.B. de C.V. SOFOM ENR                                  5,100     18,271       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                                          63,900    177,670       0.3%
                                                                                      ----------       ---
TOTAL MEXICO                                                                           2,415,040       3.6%
                                                                                      ----------       ---
PERU -- (0.2%)
    Credicorp, Ltd.                                                               674    156,698       0.2%
                                                                                      ----------       ---
PHILIPPINES -- (0.7%)
*   Alliance Global Group, Inc.                                                82,400     20,754       0.0%
    BDO Unibank, Inc.                                                          10,590     26,861       0.1%
    Cosco Capital, Inc.                                                        74,400      9,615       0.0%
*   DoubleDragon Properties Corp.                                              20,200     12,170       0.0%
    Filinvest Land, Inc.                                                      332,000     10,656       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                     SHARES  VALUE++  OF NET ASSETS**
                                                     ------- -------- ---------------
PHILIPPINES -- (Continued)
    Globe Telecom, Inc.                                  525 $ 15,631       0.0%
    International Container Terminal Services, Inc.   13,320   21,725       0.0%
    JG Summit Holdings, Inc.                          17,090   21,052       0.0%
    Jollibee Foods Corp.                               3,900   21,433       0.0%
    LT Group, Inc.                                    28,500   11,114       0.0%
    Manila Electric Co.                                3,540   21,976       0.1%
    Manila Water Co., Inc.                            20,200   10,837       0.0%
    Megawide Construction Corp.                       23,900   11,046       0.0%
    Megaworld Corp.                                  411,000   35,665       0.1%
    Metropolitan Bank & Trust Co.                     13,840   22,668       0.1%
    Petron Corp.                                      68,700   12,321       0.0%
    Philippine Seven Corp.                             5,760   14,265       0.0%
    PLDT, Inc. Sponsored ADR                           1,200   32,988       0.1%
    Puregold Price Club, Inc.                         22,100   20,209       0.0%
    Rizal Commercial Banking Corp.                    14,000   10,518       0.0%
    Robinsons Land Corp.                              35,900   12,381       0.0%
    Robinsons Retail Holdings, Inc.                    6,160   10,821       0.0%
    San Miguel Corp.                                   3,900   10,510       0.0%
    Security Bank Corp.                                3,390   13,651       0.0%
    Semirara Mining & Power Corp.                     38,700   23,051       0.1%
    SM Investments Corp.                               1,470   26,582       0.1%
    Union Bank Of Philippines                          6,960   12,266       0.0%
    Universal Robina Corp.                             5,280   14,330       0.0%
                                                             --------       ---
TOTAL PHILIPPINES                                             487,096       0.7%
                                                             --------       ---
POLAND -- (1.5%)
*   Alior Bank SA                                      2,854   57,418       0.1%
*   AmRest Holdings SE                                   161   21,093       0.0%
    Asseco Poland SA                                   4,185   52,253       0.1%
    Bank Pekao SA                                        976   32,390       0.1%
*   Boryszew SA                                        7,832   19,706       0.0%
    Budimex SA                                           360   19,218       0.0%
    CCC SA                                               750   55,095       0.1%
    CD Projekt SA                                      2,069   73,014       0.1%
*   Ciech SA                                             778   12,574       0.0%
    Cyfrowy Polsat SA                                  5,679   41,419       0.1%
    Eurocash SA                                        3,149   21,905       0.0%
*   Getin Noble Bank SA                               40,705   13,404       0.0%
    Grupa Lotos SA                                     4,289   67,192       0.1%
    ING Bank Slaski SA                                   269   15,063       0.0%
    Inter Cars SA                                        287   19,656       0.0%
    Kernel Holding SA                                  1,467   19,881       0.0%
    KGHM Polska Miedz SA                               2,684   71,145       0.1%
    LC Corp. SA                                       27,380   21,452       0.0%
    LPP SA                                                15   39,010       0.1%
*   mBank SA                                             196   23,864       0.1%
    Neuca SA                                             113    9,948       0.0%
    Orbis SA                                             545   14,873       0.0%
*   PKP Cargo SA                                       1,796   20,964       0.0%
    Polski Koncern Naftowy Orlen S.A.                  4,185  106,592       0.2%
*   Powszechna Kasa Oszczednosci Bank Polski SA        4,722   56,060       0.1%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES  VALUE++   OF NET ASSETS**
                                           ------ ---------- ---------------
POLAND -- (Continued)
    Powszechny Zaklad Ubezpieczen SA        7,850 $   95,433       0.2%
    Stalprodukt SA                            127     16,528       0.0%
                                                  ----------       ---
TOTAL POLAND                                       1,017,150       1.5%
                                                  ----------       ---
RUSSIA -- (0.7%)
    Etalon Group P.L.C. GDR                 7,226     20,594       0.0%
*   Lenta, Ltd.                             6,675     37,580       0.1%
*   Mail.Ru Group, Ltd. GDR                   638     20,161       0.0%
    MegaFon PJSC GDR                        2,385     21,119       0.0%
    Phosagro PJSC GDR                       1,833     26,432       0.0%
    Ros Agro P.L.C. GDR                     1,594     17,407       0.0%
    Rostelecom PJSC Sponsored ADR           1,784     11,141       0.0%
    Sberbank of Russia PJSC Sponsored ADR  15,924    235,198       0.4%
    TMK PJSC GDR                            1,993      9,985       0.0%
    VTB Bank PJSC GDR                      25,071     46,933       0.1%
*   X5 Retail Group NV GDR                  1,324     37,734       0.1%
                                                  ----------       ---
TOTAL RUSSIA                                         484,284       0.7%
                                                  ----------       ---
SOUTH AFRICA -- (5.5%)
    Aeci, Ltd.                              6,024     57,014       0.1%
    Alexander Forbes Group Holdings, Ltd.  37,088     19,165       0.0%
    Alviva Holdings, Ltd.                  10,377     16,903       0.0%
    Anglo American Platinum, Ltd.             637     17,094       0.0%
    AngloGold Ashanti, Ltd.                10,107     90,343       0.1%
    Aspen Pharmacare Holdings, Ltd.         2,675     57,677       0.1%
    Barloworld, Ltd.                        7,391     99,821       0.2%
    Bid Corp., Ltd.                        10,571    243,008       0.4%
    Bidvest Group, Ltd. (The)               9,541    186,900       0.3%
    Blue Label Telecoms, Ltd.              20,789     20,633       0.0%
*   Brait SE                               14,083     48,663       0.1%
    Cashbuild, Ltd.                           487     16,938       0.0%
    Clicks Group, Ltd.                      7,690    131,475       0.2%
    Coronation Fund Managers, Ltd.         10,597     62,929       0.1%
*   Curro Holdings, Ltd.                    8,298     22,328       0.0%
    DataTec, Ltd.                          12,465     21,213       0.0%
    Discovery, Ltd.                         2,979     41,363       0.1%
    Distell Group, Ltd.                     1,474     15,758       0.0%
    EOH Holdings, Ltd.                      5,373     16,332       0.0%
*   Famous Brands, Ltd.                     1,774     15,788       0.0%
    Foschini Group, Ltd. (The)              2,515     43,272       0.1%
    Gold Fields, Ltd. Sponsored ADR        28,500    108,870       0.2%
*   Grindrod, Ltd.                         18,649     21,513       0.0%
    Hudaco Industries, Ltd.                 1,158     14,914       0.0%
*   Impala Platinum Holdings, Ltd.         10,895     19,405       0.0%
    Investec, Ltd.                          5,058     39,899       0.1%
    Invicta Holdings, Ltd.                  5,036     18,083       0.0%
    KAP Industrial Holdings, Ltd.          30,034     21,231       0.0%
    Kumba Iron Ore, Ltd.                    2,983     63,724       0.1%
    Lewis Group, Ltd.                       4,057     15,275       0.0%
    Liberty Holdings, Ltd.                  2,407     25,616       0.1%
    Massmart Holdings, Ltd.                 3,159     42,185       0.1%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                         SHARES  VALUE++   OF NET ASSETS**
                                         ------ ---------- ---------------
SOUTH AFRICA -- (Continued)
    MMI Holdings, Ltd.                   17,668 $   31,452       0.1%
    Mondi, Ltd.                           3,298     96,219       0.2%
    Mr. Price Group, Ltd.                 2,846     62,452       0.1%
    MTN Group, Ltd.                      25,664    257,582       0.4%
*   Nampak, Ltd.                         22,481     25,015       0.0%
    Naspers, Ltd. Class N                 1,932    470,673       0.7%
    NEPI Rockcastle P.L.C.                5,596     61,672       0.1%
    Omnia Holdings, Ltd.                  2,202     25,329       0.0%
    Peregrine Holdings, Ltd.             11,936     20,656       0.0%
    Pick n Pay Stores, Ltd.               6,157     39,859       0.1%
    PSG Group, Ltd.                       2,205     39,673       0.1%
    Raubex Group, Ltd.                    6,707     11,139       0.0%
    Reunert, Ltd.                         8,958     55,808       0.1%
    Rhodes Food Group Pty, Ltd.           8,728     12,570       0.0%
    Sanlam, Ltd.                         17,011    107,459       0.2%
    Santam, Ltd.                            794     20,256       0.0%
    Sappi, Ltd.                          13,044     83,243       0.1%
    Shoprite Holdings, Ltd.               3,804     75,684       0.1%
    SPAR Group, Ltd. (The)               12,429    210,581       0.3%
    Transaction Capital, Ltd.            13,616     19,116       0.0%
    Truworths International, Ltd.         8,237     67,342       0.1%
    Vodacom Group, Ltd.                   7,244     90,564       0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.       3,194     40,602       0.1%
    Woolworths Holdings, Ltd.            23,329    119,891       0.2%
                                                ----------       ---
TOTAL SOUTH AFRICA                               3,680,169       5.5%
                                                ----------       ---
SOUTH KOREA -- (17.6%)
    Aekyung Petrochemical Co., Ltd.       1,438     19,538       0.0%
    AfreecaTV Co., Ltd.                     870     27,969       0.1%
    Ahnlab, Inc.                            316     18,828       0.0%
    AK Holdings, Inc.                       250     17,066       0.0%
    Amorepacific Corp.                      387    125,915       0.2%
    AMOREPACIFIC Group                      175     23,320       0.0%
*   Amotech Co., Ltd.                       615     19,277       0.0%
    Binggrae Co., Ltd.                      314     19,530       0.0%
    BNK Financial Group, Inc.             3,776     36,747       0.1%
    Cell Biotech Co., Ltd.                  476     18,927       0.0%
*   Celltrion, Inc.                         810    203,202       0.3%
    Cheil Worldwide, Inc.                 1,425     25,370       0.1%
    Chong Kun Dang Pharmaceutical Corp.     192     20,890       0.0%
    Chongkundang Holdings Corp.             229     14,939       0.0%
    CJ CGV Co., Ltd.                        421     29,222       0.1%
    CJ CheilJedang Corp.                    227     72,577       0.1%
    CJ Corp.                                405     61,355       0.1%
    CJ Hello Co., Ltd.                    2,930     23,337       0.0%
*   CJ Logistics Corp.                      181     26,389       0.1%
    CJ O Shopping Co., Ltd.                 158     32,958       0.1%
    Com2uSCorp                              332     49,469       0.1%
    Cosmax, Inc.                            173     25,258       0.1%
    Coway Co., Ltd.                       1,262    103,131       0.2%
    Daelim Industrial Co., Ltd.             959     76,963       0.1%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                        SHARES VALUE++  OF NET ASSETS**
                                                        ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Daesang Corp.                                       1,000  $ 24,809       0.1%
*   Daewoo Engineering & Construction Co., Ltd.         5,723    33,867       0.1%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.    830    18,425       0.0%
    Daewoong Co., Ltd.                                  1,147    19,880       0.0%
    Daewoong Pharmaceutical Co., Ltd.                     119    19,671       0.0%
    Daou Data Corp.                                     1,733    19,643       0.0%
    DB Insurance Co., Ltd.                              1,901   111,589       0.2%
    DGB Financial Group, Inc.                           3,988    44,573       0.1%
*   DIO Corp.                                             541    20,989       0.0%
    Dong-A ST Co., Ltd.                                   208    21,297       0.0%
    Dongjin Semichem Co., Ltd.                          1,581    20,712       0.0%
    Dongkuk Steel Mill Co., Ltd.                        2,213    22,648       0.0%
    Dongwon F&B Co., Ltd.                                 110    24,518       0.1%
    Doosan Bobcat, Inc.                                 1,044    31,687       0.1%
    Doosan Corp.                                          226    25,487       0.1%
*   Doosan Heavy Industries & Construction Co., Ltd.    2,033    33,889       0.1%
*   Doosan Infracore Co., Ltd.                          5,167    49,164       0.1%
    DoubleUGames Co., Ltd.                                329    19,119       0.0%
    Douzone Bizon Co., Ltd.                               589    27,091       0.1%
    e Tec E&C, Ltd.                                       158    21,508       0.0%
    E-MART, Inc.                                          213    53,619       0.1%
*   Ecopro Co., Ltd.                                      576    19,363       0.0%
    Eugene Corp.                                        4,389    33,091       0.1%
    Fila Korea, Ltd.                                      296    35,954       0.1%
    Green Cross Holdings Corp.                            603    21,464       0.0%
    GS Engineering & Construction Corp.                 1,726    65,518       0.1%
    GS Holdings Corp.                                   2,665   152,548       0.2%
    GS Home Shopping, Inc.                                125    20,289       0.0%
    GS Retail Co., Ltd.                                   754    26,193       0.1%
    Halla Holdings Corp.                                  488    23,365       0.0%
    Hana Financial Group, Inc.                          5,448   242,072       0.4%
    Hana Tour Service, Inc.                               214    23,646       0.0%
*   Hanall Biopharma Co., Ltd.                            721    20,399       0.0%
    Handsome Co., Ltd.                                    812    25,204       0.1%
*   Hanjin Heavy Industries & Construction Co., Ltd.    6,203    19,534       0.0%
    Hankook Shell Oil Co., Ltd.                            34    10,602       0.0%
    Hanmi Pharm Co., Ltd.                                  96    41,559       0.1%
    Hanmi Semiconductor Co., Ltd.                       2,096    20,475       0.0%
    Hanon Systems                                       2,344    23,805       0.0%
    Hansol Chemical Co., Ltd.                             338    22,270       0.0%
    Hanssem Co., Ltd.                                     324    35,248       0.1%
    Hanwha Chemical Corp.                               3,185    85,620       0.1%
    Hanwha General Insurance Co., Ltd.                  2,829    19,781       0.0%
    Hanwha Life Insurance Co., Ltd.                     9,947    57,802       0.1%
    Hite Jinro Co., Ltd.                                1,037    21,096       0.0%
    Hotel Shilla Co., Ltd.                                649    69,808       0.1%
    HS Industries Co., Ltd.                             2,849    22,715       0.0%
    Huchems Fine Chemical Corp.                           985    24,454       0.0%
*   Hugel, Inc.                                            40    18,776       0.0%
    Huons Co., Ltd.                                       243    27,563       0.1%
    Hyosung Corp.                                         831   101,665       0.2%
    Hyundai Department Store Co., Ltd.                    250    24,106       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                       SHARES VALUE++  OF NET ASSETS**
                                                       ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Hyundai Development Co-Engineering & Construction  1,361  $ 59,127       0.1%
    Hyundai Elevator Co., Ltd.                           236    22,801       0.0%
    Hyundai Engineering & Construction Co., Ltd.       1,955   115,781       0.2%
    Hyundai Greenfood Co., Ltd.                        1,730    24,846       0.1%
*   Hyundai Heavy Industries Co., Ltd.                   397    43,949       0.1%
*   Hyundai Heavy Industries Holdings Co., Ltd.          242    95,088       0.2%
    Hyundai Home Shopping Network Corp.                  226    22,884       0.0%
    Hyundai Livart Furniture Co., Ltd.                   957    21,649       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.          2,393    85,495       0.1%
*   Hyundai Merchant Marine Co., Ltd.                  5,519    31,115       0.1%
*   Hyundai Mipo Dockyard Co., Ltd.                      258    21,426       0.0%
    Hyundai Mobis Co., Ltd.                              646   149,603       0.2%
    Hyundai Motor Co.                                  1,233   183,899       0.3%
*   Hyundai Rotem Co., Ltd.                            1,545    38,533       0.1%
    Hyundai Steel Co.                                    450    25,434       0.1%
    Hyundai Wia Corp.                                    441    22,086       0.0%
    i-SENS, Inc.                                         790    20,698       0.0%
*   Ilyang Pharmaceutical Co., Ltd.                      595    22,718       0.0%
    iMarketKorea, Inc.                                 1,656    14,003       0.0%
    InBody Co., Ltd.                                     487    19,527       0.0%
    Industrial Bank of Korea                           4,061    63,684       0.1%
    Innocean Worldwide, Inc.                             390    24,179       0.0%
    IS Dongseo Co., Ltd.                                 811    24,727       0.1%
    It's Hanbul Co., Ltd.                                364    20,188       0.0%
    JB Financial Group Co., Ltd.                       3,794    21,730       0.0%
*   Jcontentree Corp.                                  2,901    19,806       0.0%
    Jusung Engineering Co., Ltd.                       2,213    21,067       0.0%
*   JYP Entertainment Corp.                            1,112    22,162       0.0%
    Kakao Corp.                                          211    21,711       0.0%
    Kakao M Corp.                                        252    21,054       0.0%
    Kangwon Land, Inc.                                 1,873    50,527       0.1%
    KB Financial Group, Inc.                           1,833   104,142       0.2%
    KCC Corp.                                             73    26,647       0.1%
    KEPCO Plant Service & Engineering Co., Ltd.          531    25,105       0.1%
    Kia Motors Corp.                                   2,831    87,406       0.1%
    KISWIRE, Ltd.                                        376    10,311       0.0%
    KIWOOM Securities Co., Ltd.                          228    25,026       0.1%
    Koh Young Technology, Inc.                           246    23,360       0.0%
    Kolon Corp.                                          491    23,722       0.0%
    Kolon Industries, Inc.                               670    42,687       0.1%
*   Kolon Life Science, Inc.                             273    20,163       0.0%
*   Korea Gas Corp.                                    1,018    52,033       0.1%
*   Korea Information & Communications Co, Ltd.        1,156    13,816       0.0%
    Korea Kolmar Co., Ltd.                               472    35,998       0.1%
    Korea Kolmar Holdings Co., Ltd.                      495    26,385       0.1%
    Korea Petrochemical Ind Co., Ltd.                    112    28,658       0.1%
    Korea Zinc Co., Ltd.                                 110    44,520       0.1%
    Korean Reinsurance Co.                             2,058    22,674       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                2,670    22,925       0.0%
    Kyung Dong Navien Co., Ltd.                          346    19,194       0.0%
    LEENO Industrial, Inc.                               399    21,314       0.0%
    LF Corp.                                             928    24,404       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                              SHARES VALUE++  OF NET ASSETS**
                                              ------ -------- ---------------
SOUTH KOREA -- (Continued)
    LG Chem, Ltd.                               410  $137,239       0.2%
    LG Corp.                                    505    38,201       0.1%
    LG Electronics, Inc.                      2,706   256,580       0.4%
    LG Hausys, Ltd.                             312    23,716       0.0%
    LG Household & Health Care, Ltd.            124   158,333       0.2%
    LG Innotek Co., Ltd.                        413    44,532       0.1%
    LG Uplus Corp.                            7,329    83,905       0.1%
    LIG Nex1 Co., Ltd.                          494    18,223       0.0%
    Lock & Lock Co., Ltd.                     1,032    22,706       0.0%
    Lotte Chemical Corp.                        332   127,846       0.2%
*   Lotte Corp.                               1,838   111,672       0.2%
    LOTTE Fine Chemical Co., Ltd.               483    30,754       0.1%
    Lotte Food Co., Ltd.                         29    20,182       0.0%
    LOTTE Himart Co., Ltd.                      329    22,861       0.0%
    Lotte Shopping Co., Ltd.                    113    26,940       0.1%
    LS Corp.                                    407    29,511       0.1%
    LS Industrial Systems Co., Ltd.             386    24,647       0.1%
    Macquarie Korea Infrastructure Fund       5,323    44,586       0.1%
    Mando Corp.                                 151    31,947       0.1%
    Medy-Tox, Inc.                              141    91,640       0.1%
    Meerecompany, Inc.                          190    25,655       0.1%
    Meritz Financial Group, Inc.              1,664    21,665       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.  1,898    37,098       0.1%
    Meritz Securities Co., Ltd.               5,701    22,010       0.0%
    Mirae Asset Daewoo Co., Ltd.              4,663    42,220       0.1%
    Mirae Asset Life Insurance Co., Ltd.      2,240    11,425       0.0%
    Muhak Co., Ltd.                             888    14,056       0.0%
    Namhae Chemical Corp.                     2,025    34,341       0.1%
    Namyang Dairy Products Co., Ltd.             18    11,411       0.0%
    Nasmedia Co., Ltd.                          273    17,927       0.0%
    NAVER Corp.                                 283   188,716       0.3%
    NCSoft Corp.                                212    71,057       0.1%
    Netmarble Corp.                             512    70,143       0.1%
    Nexen Tire Corp.                          1,950    21,977       0.0%
    NH Investment & Securities Co., Ltd.      1,747    25,210       0.1%
*   NHN Entertainment Corp.                     496    28,432       0.1%
    NICE Total Cash Management Co., Ltd.      1,789    21,613       0.0%
    NongShim Co., Ltd.                           80    24,180       0.0%
    NS Shopping Co., Ltd.                       929    12,152       0.0%
    OCI Co., Ltd.                               189    27,398       0.1%
    Orion Holdings Corp.                        891    20,349       0.0%
*   Osstem Implant Co., Ltd.                    461    23,630       0.0%
    Ottogi Corp.                                 34    25,213       0.1%
    PSK, Inc.                                   891    19,119       0.0%
    Pulmuone Co., Ltd.                          189    26,391       0.1%
    S&T Motiv Co., Ltd.                         604    18,498       0.0%
    S-1 Corp.                                   489    44,842       0.1%
    S-Oil Corp.                                 632    64,817       0.1%
*   Samsung Biologics Co., Ltd.                  76    34,518       0.1%
    Samsung C&T Corp.                           643    83,868       0.1%
    Samsung Card Co., Ltd.                      636    22,179       0.0%
    Samsung Electro-Mechanics Co., Ltd.         221    24,267       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                   SHARES   VALUE++   OF NET ASSETS**
                                                   ------ ----------- ---------------
SOUTH KOREA -- (Continued)
    Samsung Electronics Co., Ltd.                   1,016 $ 2,517,648       3.7%
*   Samsung Engineering Co., Ltd.                   1,755      29,229       0.1%
    Samsung Fire & Marine Insurance Co., Ltd.         470     117,354       0.2%
*   Samsung Heavy Industries Co., Ltd.              5,818      39,770       0.1%
    Samsung Life Insurance Co., Ltd.                  560      61,133       0.1%
    Samsung SDI Co., Ltd.                             218      37,121       0.1%
    Samsung SDS Co., Ltd.                             315      71,549       0.1%
    Samsung Securities Co., Ltd.                    1,439      49,492       0.1%
*   Sangsangin Co., Ltd.                            1,006      20,336       0.0%
    Seah Besteel Corp.                                702      17,691       0.0%
    SeAH Steel Corp.                                  275      23,935       0.0%
*   Seegene, Inc.                                     702      22,783       0.0%
    Seoul Semiconductor Co., Ltd.                   1,176      20,726       0.0%
    SFA Engineering Corp.                             685      20,707       0.0%
    Shinhan Financial Group Co., Ltd.               4,263     189,817       0.3%
    Shinsegae, Inc.                                   167      64,818       0.1%
    Silicon Works Co., Ltd.                           637      22,252       0.0%
    Sindoh Co., Ltd.                                  268      15,162       0.0%
    SK Discovery Co., Ltd.                            572      22,736       0.0%
    SK Gas, Ltd.                                      259      22,707       0.0%
    SK Innovation Co., Ltd.                           827     151,545       0.2%
    SK Materials Co., Ltd.                            157      22,548       0.0%
*   SK Securities Co., Ltd.                        20,245      22,815       0.0%
    SK Telecom Co., Ltd. ADR                        1,822      43,273       0.1%
    SKC Co., Ltd.                                     814      28,835       0.1%
    SKCKOLONPI, Inc.                                  532      21,369       0.0%
*   SM Entertainment Co.                              515      17,115       0.0%
    Songwon Industrial Co., Ltd.                      808      21,735       0.0%
    Soulbrain Co., Ltd.                               401      22,003       0.0%
*   Ssangyong Motor Co.                             4,748      22,373       0.0%
*   Synopex, Inc.                                   5,962      21,132       0.0%
    Taekwang Industrial Co., Ltd.                      12      14,585       0.0%
    Taeyoung Engineering & Construction Co., Ltd.   1,261      13,722       0.0%
    TES Co., Ltd.                                     818      22,891       0.0%
    Tokai Carbon Korea Co., Ltd.                      300      17,871       0.0%
    Tongyang Life Insurance Co., Ltd.               2,621      20,161       0.0%
    Tongyang, Inc.                                 10,249      21,082       0.0%
*   Toptec Co., Ltd.                                  793      19,611       0.0%
    Unid Co., Ltd.                                    228      11,887       0.0%
    Vieworks Co., Ltd.                                627      22,672       0.0%
    Whanin Pharmaceutical Co., Ltd.                 1,000      20,066       0.0%
    WiSoL Co., Ltd.                                 1,664      21,238       0.0%
*   Wonik Holdings Co., Ltd.                        3,176      19,884       0.0%
    Wonik Tera Semicon Co., Ltd.                    1,155      21,243       0.0%
    Woori Bank Sponsored ADR                          614      27,458       0.1%
    Youlchon Chemical Co., Ltd.                     1,226      18,964       0.0%
    Youngone Corp.                                    861      24,028       0.0%
*   Yuanta Securities Korea Co., Ltd.               5,538      23,378       0.0%
    Yuhan Corp.                                       117      24,992       0.1%
                                                          -----------      ----
TOTAL SOUTH KOREA                                          11,794,174      17.5%
                                                          -----------      ----

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                         SHARES  VALUE++  OF NET ASSETS**
                                                         ------- -------- ---------------
TAIWAN -- (16.3%)
    A-DATA Technology Co., Ltd.                            9,000 $ 21,723       0.0%
    AcBel Polytech, Inc.                                  31,000   19,806       0.0%
    Accton Technology Corp.                               14,000   31,997       0.1%
    Acer, Inc.                                           115,000   87,704       0.1%
    Acter Co., Ltd.                                        3,000   23,217       0.0%
    Advanced Ceramic X Corp.                               2,000   16,962       0.0%
    Advanced International Multitech Co., Ltd.            14,000   20,278       0.0%
    Advantech Co., Ltd.                                    6,000   41,190       0.1%
    Aerospace Industrial Development Corp.                19,000   22,218       0.0%
    Airtac International Group                             4,000   69,406       0.1%
*   Alchip Technologies, Ltd.                              5,000   22,672       0.0%
    AmTRAN Technology Co., Ltd.                           20,000    8,587       0.0%
    Arcadyan Technology Corp.                             13,000   24,719       0.1%
    ASE Industrial Holding Co., Ltd. ADR                   9,375   51,281       0.1%
*   Asia Pacific Telecom Co., Ltd.                        69,000   20,461       0.0%
    Asia Polymer Corp.                                    33,000   19,785       0.0%
    ASMedia Technology, Inc.                               2,000   23,034       0.0%
    Asustek Computer, Inc.                                14,000  130,839       0.2%
    Aten International Co., Ltd.                           7,000   23,112       0.0%
    BES Engineering Corp.                                 81,000   20,705       0.0%
    Bizlink Holding, Inc.                                  3,000   22,153       0.0%
    Capital Securities Corp.                              58,000   21,928       0.0%
    Career Technology MFG. Co., Ltd.                      16,000   23,432       0.0%
    Casetek Holdings, Ltd.                                 8,000   19,572       0.0%
    Catcher Technology Co., Ltd.                          19,000  210,713       0.3%
    Cathay Financial Holding Co., Ltd.                    88,000  157,850       0.2%
    Cathay Real Estate Development Co., Ltd.              23,000   13,371       0.0%
*   Center Laboratories, Inc.                             11,000   26,156       0.1%
    Chailease Holding Co., Ltd.                           20,000   72,974       0.1%
    Chang Hwa Commercial Bank, Ltd.                       74,000   42,597       0.1%
    Cheng Loong Corp.                                     40,000   22,696       0.0%
    Cheng Uei Precision Industry Co., Ltd.                16,000   20,768       0.0%
    Chicony Electronics Co., Ltd.                         28,000   68,984       0.1%
    Chicony Power Technology Co., Ltd.                    11,000   19,598       0.0%
    Chilisin Electronics Corp.                             7,000   21,761       0.0%
    China Bills Finance Corp.                             44,000   21,464       0.0%
    China General Plastics Corp.                          21,000   22,460       0.0%
    China Life Insurance Co., Ltd.                        97,000  105,094       0.2%
*   China Man-Made Fiber Corp.                            70,000   23,124       0.0%
    China Motor Corp.                                     24,000   22,579       0.0%
    China Steel Chemical Corp.                             4,000   21,091       0.0%
    China Synthetic Rubber Corp.                          20,000   28,563       0.1%
    Chipbond Technology Corp.                             11,000   21,798       0.0%
    Chlitina Holding, Ltd.                                 3,000   19,568       0.0%
    Chroma ATE, Inc.                                       6,000   30,169       0.1%
    Chung Hsin Electric & Machinery Manufacturing Corp.   32,000   23,086       0.0%
    Chunghwa Telecom Co., Ltd. ADR                         1,425   54,136       0.1%
    Clevo Co.                                             22,000   21,704       0.0%
    Compal Electronics, Inc.                             179,000  116,592       0.2%
    Compeq Manufacturing Co., Ltd.                        21,000   20,923       0.0%
    Continental Holdings Corp.                            41,000   18,176       0.0%
    Coretronic Corp.                                      22,000   29,283       0.1%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                 SHARES  VALUE++  OF NET ASSETS**
                                                 ------- -------- ---------------
TAIWAN -- (Continued)
*   CSBC Corp. Taiwan                             45,000 $ 36,559       0.1%
    CTBC Financial Holding Co., Ltd.             177,000  126,230       0.2%
    CTCI Corp.                                    26,000   43,798       0.1%
    Cub Elecparts, Inc.                            2,000   25,596       0.1%
    CyberTAN Technology, Inc.                     35,000   20,608       0.0%
    D-Link Corp.                                  57,000   20,985       0.0%
    Darfon Electronics Corp.                      21,000   21,991       0.0%
    Delta Electronics, Inc.                       25,000   90,638       0.1%
    Depo Auto Parts Ind Co., Ltd.                  8,000   21,578       0.0%
    E Ink Holdings, Inc.                          18,000   19,917       0.0%
    E.Sun Financial Holding Co., Ltd.             61,000   43,136       0.1%
    Eclat Textile Co., Ltd.                        5,000   60,322       0.1%
*   Egis Technology, Inc.                          3,000   14,346       0.0%
    Elite Advanced Laser Corp.                     6,000   21,023       0.0%
    Elite Material Co., Ltd.                       7,000   17,154       0.0%
    Elite Semiconductor Memory Technology, Inc.   15,000   19,595       0.0%
*   Elitegroup Computer Systems Co., Ltd.         37,000   20,949       0.0%
    eMemory Technology, Inc.                       2,000   24,676       0.1%
    Ennoconn Corp.                                 2,000   32,364       0.1%
*   Epistar Corp.                                 16,000   21,776       0.0%
    Eternal Materials Co., Ltd.                   32,000   30,653       0.1%
    Everlight Chemical Industrial Corp.           21,000   12,700       0.0%
    Everlight Electronics Co., Ltd.               14,000   19,621       0.0%
    Far Eastern Department Stores, Ltd.           55,000   36,115       0.1%
    Far Eastern International Bank                37,000   12,414       0.0%
    Far Eastern New Century Corp.                 59,000   56,312       0.1%
    Far EasTone Telecommunications Co., Ltd.      26,000   68,789       0.1%
    Farglory Land Development Co., Ltd.           20,000   21,916       0.0%
    Feng Hsin Steel Co., Ltd.                     10,000   20,139       0.0%
    First Financial Holding Co., Ltd.             63,000   43,313       0.1%
    FLEXium Interconnect, Inc.                     7,000   18,292       0.0%
    Formosa Chemicals & Fibre Corp.               11,000   40,416       0.1%
    Formosa Plastics Corp.                        12,000   42,111       0.1%
    Foxconn Technology Co., Ltd.                  13,000   32,277       0.1%
    Foxsemicon Integrated Technology, Inc.         3,000   19,444       0.0%
    Fubon Financial Holding Co., Ltd.             90,000  153,977       0.2%
    Fulgent Sun International Holding Co., Ltd.   10,000   21,382       0.0%
    Gemtek Technology Corp.                       24,000   19,402       0.0%
    General Interface Solution Holding, Ltd.       4,000   23,944       0.1%
*   Genius Electronic Optical Co., Ltd.            2,000   23,535       0.1%
    Getac Technology Corp.                        15,000   21,571       0.0%
    Giant Manufacturing Co., Ltd.                  6,000   30,472       0.1%
    Giantplus Technology Co., Ltd.                35,000   17,823       0.0%
    Gigabyte Technology Co., Ltd.                 13,000   28,426       0.1%
*   Gigastorage Corp.                             31,000   13,074       0.0%
    Global PMX Co., Ltd.                           4,000   23,852       0.1%
    Global Unichip Corp.                           2,000   18,817       0.0%
    Globalwafers Co., Ltd.                         2,000   32,265       0.1%
*   Goldsun Building Materials Co., Ltd.          40,000   12,990       0.0%
    Gourmet Master Co., Ltd.                       2,000   23,045       0.0%
    Grand Pacific Petrochemical                   25,000   27,661       0.1%
    Grape King Bio, Ltd.                           3,000   25,107       0.1%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
TAIWAN -- (Continued)
    Great China Metal Industry                17,000 $ 15,460       0.0%
    Great Wall Enterprise Co., Ltd.           28,000   36,211       0.1%
    Greatek Electronics, Inc.                 12,000   21,717       0.0%
    Hannstar Board Corp.                      36,000   20,899       0.0%
    Highwealth Construction Corp.             22,000   33,871       0.1%
    Hitron Technology, Inc.                   30,000   21,432       0.0%
    Hiwin Technologies Corp.                   4,000   60,256       0.1%
*   Ho Tung Chemical Corp.                    46,000   12,738       0.0%
    Hon Hai Precision Industry Co., Ltd.     147,000  408,863       0.6%
    Hota Industrial Manufacturing Co., Ltd.    5,000   21,979       0.0%
    Hotai Motor Co., Ltd.                      5,000   49,009       0.1%
    Hu Lane Associate, Inc.                    5,000   23,408       0.0%
    Hua Nan Financial Holdings Co., Ltd.      88,000   53,216       0.1%
    Huaku Development Co., Ltd.               12,000   27,706       0.1%
    Hung Sheng Construction, Ltd.             22,000   25,844       0.1%
*   Ichia Technologies, Inc.                  23,000   12,274       0.0%
    IEI Integration Corp.                     13,000   15,195       0.0%
    International Games System Co., Ltd.       4,000   21,532       0.0%
    Inventec Corp.                           104,000   78,795       0.1%
    Jih Sun Financial Holdings Co., Ltd.      68,000   20,242       0.0%
    Kindom Construction Corp.                 31,000   20,208       0.0%
    King Slide Works Co., Ltd.                 2,000   28,263       0.1%
    King's Town Bank Co., Ltd.                27,000   32,341       0.1%
    Kingpak Technology, Inc.                   3,000   19,575       0.0%
    Kinpo Electronics                         35,000   12,377       0.0%
    Kinsus Interconnect Technology Corp.      12,000   19,713       0.0%
    KMC Kuei Meng International, Inc.          5,000   21,998       0.0%
    KS Terminals, Inc.                        12,000   20,492       0.0%
    Land Mark Optoelectronics Corp.            2,000   18,654       0.0%
    Largan Precision Co., Ltd.                 2,000  232,616       0.4%
    LCY Chemical Corp.                        21,000   31,122       0.1%
*   Lealea Enterprise Co., Ltd.               61,000   23,490       0.0%
    Lien Hwa Industrial Corp.                 18,000   22,979       0.0%
    Lingsen Precision Industries, Ltd.        37,000   15,526       0.0%
    Lite-On Technology Corp.                  54,000   71,259       0.1%
    Long Chen Paper Co., Ltd.                 27,000   31,504       0.1%
    Macauto Industrial Co., Ltd.               5,000   23,525       0.1%
    Makalot Industrial Co., Ltd.               5,000   24,071       0.1%
    MediaTek, Inc.                            14,000  159,230       0.3%
    Mega Financial Holding Co., Ltd.         133,000  117,413       0.2%
    Mercuries & Associates Holding, Ltd.      15,000   12,180       0.0%
*   Mercuries Life Insurance Co., Ltd.        42,000   22,904       0.0%
    Merida Industry Co., Ltd.                  5,000   22,261       0.0%
    Merry Electronics Co., Ltd.                6,000   27,630       0.1%
    Micro-Star International Co., Ltd.        13,000   40,601       0.1%
*   Microbio Co., Ltd.                        16,000   10,988       0.0%
    Microlife Corp.                            8,000   23,118       0.0%
    Mitac Holdings Corp.                      20,000   21,637       0.0%
    momo.com, Inc.                             3,000   24,880       0.1%
    Nan Ya Plastics Corp.                     28,000   76,692       0.1%
    Nantex Industry Co., Ltd.                 24,000   20,278       0.0%
    Nanya Technology Corp.                     7,000   21,790       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                     SHARES  VALUE++  OF NET ASSETS**
                                                     ------- -------- ---------------
TAIWAN -- (Continued)
*   Neo Solar Power Corp.                             50,000 $ 20,727       0.0%
    Novatek Microelectronics Corp.                    18,000   75,555       0.1%
    OptoTech Corp.                                    30,000   22,192       0.0%
    Oriental Union Chemical Corp.                     20,000   21,446       0.0%
    Pan Jit International, Inc.                       13,000   21,954       0.0%
    Pan-International Industrial Corp.                30,000   19,435       0.0%
    Parade Technologies, Ltd.                          2,000   30,970       0.1%
    Pegatron Corp.                                    71,000  165,535       0.3%
    Pharmally International Holding Co., Ltd.          2,000   26,218       0.1%
    Phison Electronics Corp.                           8,000   72,423       0.1%
    Posiflex Technology, Inc.                          3,000   11,574       0.0%
    Pou Chen Corp.                                    42,000   52,524       0.1%
    Powertech Technology, Inc.                        15,000   42,939       0.1%
    President Chain Store Corp.                       12,000  117,954       0.2%
*   President Securities Corp.                        24,000   12,028       0.0%
    Primax Electronics, Ltd.                          13,000   26,296       0.1%
    Prince Housing & Development Corp.                30,000   11,930       0.0%
    Qisda Corp.                                       48,000   32,899       0.1%
    QST International Corp.                            6,000   23,571       0.1%
    Quanta Computer, Inc.                             47,000   85,452       0.1%
    Quanta Storage, Inc.                              24,000   21,740       0.0%
    Radiant Opto-Electronics Corp.                     9,000   18,577       0.0%
    Realtek Semiconductor Corp.                        9,000   34,035       0.1%
    Rechi Precision Co., Ltd.                         12,000   12,957       0.0%
*   Roo Hsing Co., Ltd.                               22,000   11,139       0.0%
*   Ruentex Development Co., Ltd.                     36,000   43,107       0.1%
    Ruentex Industries, Ltd.                          13,000   25,189       0.1%
    Sampo Corp.                                       46,000   20,701       0.0%
    Sanyang Motor Co., Ltd.                           30,000   21,426       0.0%
    SDI Corp.                                          8,000   18,906       0.0%
    Sercomm Corp.                                     12,000   32,354       0.1%
    Shin Kong Financial Holding Co., Ltd.            119,000   48,364       0.1%
    Shin Zu Shing Co., Ltd.                            8,000   21,026       0.0%
    Shinkong Synthetic Fibers Corp.                   69,000   23,678       0.1%
    Silergy Corp.                                      1,000   20,912       0.0%
    Simplo Technology Co., Ltd.                        7,000   39,136       0.1%
    Sinbon Electronics Co., Ltd.                       8,000   21,165       0.0%
    Sino-American Silicon Products, Inc.              10,000   42,919       0.1%
    SinoPac Financial Holdings Co., Ltd.             194,000   69,814       0.1%
    Sinyi Realty Co.                                  15,000   21,837       0.0%
    Sirtec International Co., Ltd.                     9,000   11,693       0.0%
    Sitronix Technology Corp.                          7,000   20,023       0.0%
    Soft-World International Corp.                     5,000   14,706       0.0%
    St Shine Optical Co., Ltd.                         1,000   26,810       0.1%
    Standard Foods Corp.                              10,000   22,427       0.0%
    Sunny Friend Environmental Technology Co., Ltd.    3,000   19,656       0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.    6,000    7,311       0.0%
    Supreme Electronics Co., Ltd.                     18,000   19,246       0.0%
    Syncmold Enterprise Corp.                         10,000   21,900       0.0%
    Synnex Technology International Corp.             50,000   71,810       0.1%
    Systex Corp.                                      10,000   21,637       0.0%
    TA Chen Stainless Pipe                            32,000   36,433       0.1%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                SHARES   VALUE++   OF NET ASSETS**
                                                                ------- ---------- ---------------
TAIWAN -- (Continued)
*   Ta Ya Electric Wire & Cable                                  49,000 $   25,862       0.1%
    Taichung Commercial Bank Co., Ltd.                           64,000     22,126       0.0%
    Taiflex Scientific Co., Ltd.                                 15,000     19,647       0.0%
*   TaiMed Biologics, Inc.                                        3,000     31,182       0.1%
    Tainan Spinning Co., Ltd.                                    28,000     12,396       0.0%
    Taishin Financial Holding Co., Ltd.                         116,000     56,367       0.1%
    Taiwan Business Bank                                         74,000     22,741       0.0%
    Taiwan Chinsan Electronic Industrial Co., Ltd.               10,000     20,393       0.0%
    Taiwan Cogeneration Corp.                                    25,000     24,863       0.1%
    Taiwan Cooperative Financial Holding Co., Ltd.               74,000     42,999       0.1%
    Taiwan Fertilizer Co., Ltd.                                  29,000     39,136       0.1%
*   Taiwan Glass Industry Corp.                                  38,000     25,392       0.1%
    Taiwan High Speed Rail Corp.                                 14,000     10,753       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                        12,000     20,873       0.0%
*   Taiwan Land Development Corp.                                51,000     16,181       0.0%
    Taiwan Mobile Co., Ltd.                                      20,000     73,858       0.1%
    Taiwan Paiho, Ltd.                                            8,000     21,406       0.0%
    Taiwan Secom Co., Ltd.                                       15,000     45,083       0.1%
    Taiwan Semiconductor Co., Ltd.                                8,000     18,304       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR   31,044  1,193,642       1.8%
    Taiwan Shin Kong Security Co., Ltd.                          12,000     15,683       0.0%
    Taiwan Styrene Monomer                                       29,000     20,955       0.0%
    Taiwan TEA Corp.                                             26,000     13,542       0.0%
    Taiwan Union Technology Corp.                                 7,000     19,412       0.0%
*   Tatung Co., Ltd.                                             57,000     42,389       0.1%
    TCI Co., Ltd.                                                 2,000     29,343       0.1%
    Teco Electric and Machinery Co., Ltd.                        55,000     44,641       0.1%
    Test-Rite International Co., Ltd.                            15,000     11,669       0.0%
    Thinking Electronic Industrial Co., Ltd.                      8,000     22,528       0.0%
    Ton Yi Industrial Corp.                                      28,000     11,897       0.0%
    Tong Hsing Electronic Industries, Ltd.                        5,000     17,558       0.0%
    Tong Yang Industry Co., Ltd.                                 12,000     21,611       0.0%
    Topco Scientific Co., Ltd.                                    8,000     21,563       0.0%
*   TPK Holding Co., Ltd.                                        11,000     23,992       0.1%
    Transcend Information, Inc.                                   8,000     22,559       0.0%
    TSC Auto ID Technology Co., Ltd.                              3,000     23,503       0.1%
    TSRC Corp.                                                   18,000     18,120       0.0%
    TTY Biopharm Co., Ltd.                                        7,000     23,675       0.1%
    Tung Ho Steel Enterprise Corp.                               13,000     10,794       0.0%
    Tung Thih Electronic Co., Ltd.                                5,000     18,199       0.0%
    TXC Corp.                                                    15,000     17,990       0.0%
    TYC Brother Industrial Co., Ltd.                             22,000     21,675       0.0%
    Uni-President Enterprises Corp.                              79,000    190,126       0.3%
*   Unitech Printed Circuit Board Corp.                          27,000     18,307       0.0%
    United Integrated Services Co., Ltd.                         10,000     21,585       0.0%
    UPC Technology Corp.                                         35,000     23,331       0.0%
    USI Corp.                                                    23,000     11,197       0.0%
    Voltronic Power Technology Corp.                              2,000     35,592       0.1%
    Wah Lee Industrial Corp.                                     11,000     20,468       0.0%
    Walsin Lihwa Corp.                                           66,000     44,875       0.1%
    Walsin Technology Corp.                                       6,000     37,716       0.1%
    Waterland Financial Holdings Co., Ltd.                       63,000     22,002       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                            ------- ----------- ---------------
TAIWAN -- (Continued)
    Weikeng Industrial Co., Ltd.                             30,000 $    22,405       0.0%
    Win Semiconductors Corp.                                  3,000      22,495       0.0%
    Winbond Electronics Corp.                                50,000      30,602       0.1%
    Wisdom Marine Lines Co., Ltd.                            15,000      14,262       0.0%
    Wistron Corp.                                            89,000      70,773       0.1%
    Wistron NeWeb Corp.                                      11,000      25,817       0.1%
    WPG Holdings, Ltd.                                       72,000      96,886       0.2%
    WT Microelectronics Co., Ltd.                            20,000      29,894       0.1%
    Yageo Corp.                                               2,000      41,922       0.1%
*   YFY, Inc.                                                51,000      21,752       0.0%
    Yieh Phui Enterprise Co., Ltd.                           60,000      20,773       0.0%
    Yuanta Financial Holding Co., Ltd.                      111,000      52,975       0.1%
    Yulon Finance Corp.                                       5,000      22,087       0.0%
    Yulon Motor Co., Ltd.                                    37,000      28,221       0.1%
    Yungtay Engineering Co., Ltd.                             8,000      13,937       0.0%
                                                                    -----------      ----
TOTAL TAIWAN                                                         10,923,875      16.2%
                                                                    -----------      ----
THAILAND -- (3.6%)
    Advanced Info Service PCL                                15,900     104,791       0.2%
    Aeon Thana Sinsap Thailand PCL                            3,800      21,071       0.0%
    Airports of Thailand PCL                                 44,300     100,012       0.2%
    Ananda Development PCL                                  172,700      21,451       0.0%
    AP Thailand PCL                                          83,400      22,198       0.0%
    Bangkok Aviation Fuel Services PCL                       18,700      22,960       0.0%
    Bangkok Chain Hospital PCL                               40,800      22,494       0.0%
    Bangkok Dusit Medical Services PCL Class F               30,100      21,459       0.0%
    Bangkok Expressway & Metro PCL                          191,400      47,001       0.1%
    Bangkok Land PCL                                        232,900      13,800       0.0%
    Bangkok Life Assurance PCL                               21,200      24,350       0.1%
    Beauty Community PCL                                     51,800      38,243       0.1%
    BEC World PCL                                            60,300      19,871       0.0%
    Berli Jucker PCL                                         12,800      24,233       0.1%
    BTS Group Holdings PCL                                   83,000      23,538       0.1%
    Bumrungrad Hospital PCL                                   3,500      21,071       0.0%
    Carabao Group PCL Class F                                10,900      18,650       0.0%
    Central Plaza Hotel PCL                                  12,900      21,459       0.0%
    CH Karnchang PCL                                         28,600      21,749       0.0%
*   CIMB Thai Bank PCL                                      636,000      20,958       0.0%
    Com7 PCL Class F                                         38,300      22,815       0.0%
    CP ALL PCL                                               34,000      93,726       0.2%
    Delta Electronics Thailand PCL                            6,800      14,490       0.0%
    Dynasty Ceramic PCL                                     230,600      21,774       0.0%
    Eastern Polymer Group PCL Class F                        97,900      21,714       0.0%
    Eastern Water Resources Development and Management PCL   57,100      20,806       0.0%
    Energy Absolute PCL Class F                              30,000      34,221       0.1%
*   Esso Thailand PCL                                        55,000      31,195       0.1%
    Hana Microelectronics PCL                                21,300      23,453       0.1%
    Home Product Center PCL                                  66,200      31,464       0.1%
    Indorama Ventures PCL                                    16,200      30,927       0.1%
    Intouch Holdings PCL                                     11,700      21,317       0.0%
    IRPC PCL                                                 94,200      21,043       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                            SHARES   VALUE++ OF NET ASSETS**
                                           --------- ------- ---------------
THAILAND -- (Continued)
    Jasmine International PCL                184,200 $34,144       0.1%
    Kasikornbank PCL                          11,800  73,096       0.1%
    KCE Electronics PCL                        9,600  20,760       0.0%
    Kiatnakin Bank PCL                         9,400  21,966       0.0%
    Krung Thai Bank PCL                       41,800  24,105       0.1%
    Krungthai Card PCL                         2,500  28,992       0.1%
    LH Financial Group PCL                   287,000  14,641       0.0%
    Major Cineplex Group PCL                  24,300  22,521       0.0%
    Mega Lifesciences PCL                     14,700  19,213       0.0%
    Minor International PCL                   34,700  44,255       0.1%
    MK Restaurants Group PCL                   9,100  23,139       0.1%
    Muangthai Leasing PCL Class F             20,400  23,593       0.1%
    Origin Property PCL                       35,000  20,184       0.0%
    Plan B Media Pcl                         101,300  18,938       0.0%
    Polyplex Thailand PCL                     32,000  16,933       0.0%
*   Precious Shipping PCL                     59,100  24,906       0.1%
    Pruksa Holding PCL                        32,100  22,682       0.0%
    PTG Energy PCL                            39,400  23,345       0.1%
    PTT Global Chemical PCL                   16,200  50,304       0.1%
    Quality Houses PCL                       230,600  22,359       0.0%
    Ratchthani Leasing PCL                    99,300  26,115       0.1%
    Robinson PCL                              10,600  22,083       0.0%
*   RS PCL                                    18,700  16,294       0.0%
    Saha Pathana Inter-Holding PCL             9,200  20,551       0.0%
    Samart Corp. PCL                          80,000  21,673       0.0%
    Sansiri PCL                              406,500  21,639       0.0%
    Siam Commercial Bank PCL (The)            21,100  87,582       0.1%
    Siam Global House PCL                     43,400  22,415       0.0%
    Siamgas & Petrochemicals PCL              22,700  21,578       0.0%
    SPCG PCL                                  14,800   9,895       0.0%
    Sri Trang Agro-Industry PCL               62,000  23,181       0.1%
    Srisawad Corp. PCL                        15,400  25,374       0.1%
    Star Petroleum Refining PCL               62,100  30,893       0.1%
    Supalai PCL                               31,100  22,862       0.0%
*   Superblock PCL                         1,014,500  36,967       0.1%
    Taokaenoi Food & Marketing PCL            35,500  16,873       0.0%
    Thai Oil PCL                              26,900  80,334       0.1%
    Thai Union Group PCL Class F              36,300  20,703       0.0%
    Thai Vegetable Oil PCL                     9,600  10,722       0.0%
    Thaicom PCL                               57,700  16,546       0.0%
    Thanachart Capital PCL                    24,300  41,385       0.1%
    Tisco Financial Group PCL                  7,600  21,372       0.0%
    TMB Bank PCL                             262,200  19,607       0.0%
    Total Access Communication PCL            37,100  59,952       0.1%
    True Corp. PCL                           141,900  34,171       0.1%
    TTW PCL                                   56,900  22,356       0.0%
    Unique Engineering & Construction PCL     51,400  21,010       0.0%
    Univentures PCL                           72,900  20,789       0.0%
    VGI Global Media PCL                      91,700  22,373       0.0%
    Vinythai PCL                              19,900  15,921       0.0%
    WHA Corp. PCL                            173,000  21,707       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
THAILAND -- (Continued)
    Workpoint Entertainment PCL                                  10,400 $    20,431       0.0%
                                                                        -----------      ----
TOTAL THAILAND                                                            2,445,734       3.6%
                                                                        -----------      ----
TURKEY -- (1.3%)
    Akbank Turk A.S.                                             20,329      42,298       0.1%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                   4,528      29,716       0.1%
    Anadolu Hayat Emeklilik A.S.                                  6,415      12,231       0.0%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                     2,833      17,536       0.0%
    Aygaz A.S.                                                    5,453      18,127       0.0%
*   Bera Holding A.S.                                            29,474      17,672       0.0%
    BIM Birlesik Magazalar A.S.                                   4,268      72,516       0.1%
    Coca-Cola Icecek A.S.                                         2,470      21,761       0.0%
*   Dogan Sirketler Grubu Holding A.S.                           65,909      16,614       0.0%
    Enka Insaat ve Sanayi A.S.                                   16,277      19,586       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                         8,223      20,527       0.0%
    Ford Otomotiv Sanayi A.S.                                     2,192      30,177       0.1%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  22,535      22,545       0.1%
*   Logo Yazilim Sanayi Ve Ticaret A.S.                           1,706      20,185       0.0%
    Petkim Petrokimya Holding A.S.                               16,127      28,502       0.1%
    TAV Havalimanlari Holding A.S.                                6,350      34,179       0.1%
    Tekfen Holding A.S.                                           4,994      18,898       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                            3,643      22,450       0.1%
    Tupras Turkiye Petrol Rafinerileri A.S.                       2,618      66,922       0.1%
*   Turk Hava Yollari AO                                          4,542      18,761       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                        1,192      17,772       0.0%
    Turkcell Iletisim Hizmetleri A.S.                            18,756      64,580       0.1%
    Turkiye Garanti Bankasi A.S.                                 11,754      26,616       0.1%
    Turkiye Halk Bankasi A.S.                                    10,227      20,924       0.0%
    Turkiye Is Bankasi                                           33,883      51,342       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                          45,321      15,652       0.0%
    Turkiye Vakiflar Bankasi TAO                                 16,135      23,741       0.1%
    Ulker Biskuvi Sanayi A.S.                                     3,929      20,596       0.0%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                      7,691      18,777       0.0%
*   Yapi ve Kredi Bankasi A.S.                                   19,049      18,656       0.0%
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                  2,358      15,822       0.0%
*   Zorlu Enerji Elektrik Uretim A.S.                            39,435      16,485       0.0%
                                                                        -----------      ----
TOTAL TURKEY                                                                862,166       1.3%
                                                                        -----------      ----
TOTAL COMMON STOCKS                                                      65,252,520      96.8%
                                                                        -----------      ----
PREFERRED STOCKS -- (2.8%)
BRAZIL -- (2.5%)
    Banco ABC Brasil SA                                           4,200      22,491       0.0%
    Banco Bradesco SA ADR                                        46,147     452,238       0.7%
    Banco do Estado do Rio Grande do Sul SA Class B               4,800      27,527       0.0%
    Centrais Eletricas Brasileiras SA Class B                     3,200      20,827       0.0%
    Cia Brasileira de Distribuicao                                4,900     110,121       0.2%
    Cia de Gas de Sao Paulo - COMGAS Class A                        600      10,165       0.0%
    Cia Energetica de Minas Gerais                               32,500      78,485       0.1%
    Cia Energetica de Sao Paulo Class B                           8,200      41,080       0.1%
    Cia Energetica do Ceara Class A                                 800      12,608       0.0%

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                   SHARES   VALUE++   OF NET ASSETS**
                                                   ------ ----------- ---------------
BRAZIL -- (Continued)
    Cia Paranaense de Energia                       4,642 $    35,499       0.1%
    Gerdau SA                                      12,800      60,836       0.1%
    Itau Unibanco Holding SA                       51,000     742,610       1.1%
    Lojas Americanas SA                             5,200      29,613       0.1%
    Marcopolo SA                                   18,800      21,895       0.0%
    Randon SA Implementos e Participacoes           8,500      21,255       0.0%
    Unipar Carbocloro SA                            1,700      13,791       0.0%
                                                          -----------      ----
TOTAL BRAZIL                                                1,701,041       2.5%
                                                          -----------      ----
CHILE -- (0.2%)
    Coca-Cola Embonor SA Class B                    7,515      21,229       0.0%
    Embotelladora Andina SA Class B                 8,293      41,240       0.1%
    Sociedad Quimica y Minera de Chile SA Class B   1,717      93,689       0.1%
                                                          -----------      ----
TOTAL CHILE                                                   156,158       0.2%
                                                          -----------      ----
COLOMBIA -- (0.1%)
    Banco Davivienda SA                             2,031      24,410       0.0%
    Grupo de Inversiones Suramericana SA            2,193      28,496       0.1%
                                                          -----------      ----
TOTAL COLOMBIA                                                 52,906       0.1%
                                                          -----------      ----
TOTAL PREFERRED STOCKS                                      1,910,105       2.8%
                                                          -----------      ----
TOTAL INVESTMENTS -- (100.0%) (Cost $68,025,244)          $67,162,625      99.6%
                                                          ===========      ====

At April 30, 2018, Emerging Markets Sustainability Core 1 had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                          NUMBER OF EXPIRATION NOTIONAL  MARKET   APPRECIATION
DESCRIPTION               CONTRACTS    DATE     VALUE    VALUE   (DEPRECIATION)
-----------               --------- ---------- -------- -------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) [Emini] Index      1      06/15/18  $133,602 $132,350    $(1,252)
                                               -------- --------    -------
TOTAL FUTURES CONTRACTS                        $133,602 $132,350    $(1,252)
                                               ======== ========    =======

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                   -----------  ----------- ------- -----------
Common Stocks
   Brazil                          $ 5,147,279           --   --    $ 5,147,279
   Chile                               148,958  $   637,030   --        785,988
   China                             2,150,376    9,500,867   --     11,651,243
   Colombia                            246,313           --   --        246,313
   Czech Republic                           --       75,889   --         75,889
   Egypt                                44,185           --   --         44,185
   Hungary                                  --      284,609   --        284,609
   India                               262,556    8,836,203   --      9,098,759
   Indonesia                           106,275    1,341,433   --      1,447,708
   Malaysia                                 --    2,204,161   --      2,204,161
   Mexico                            2,415,040           --   --      2,415,040
   Peru                                156,698           --   --        156,698
   Philippines                          32,988      454,108   --        487,096
   Poland                                   --    1,017,150   --      1,017,150
   Russia                              457,852       26,432   --        484,284
   South Africa                        108,870    3,571,299   --      3,680,169
   South Korea                          70,731   11,723,443   --     11,794,174
   Taiwan                            1,299,059    9,624,816   --     10,923,875
   Thailand                          2,445,734           --   --      2,445,734
   Turkey                                   --      862,166   --        862,166
Preferred Stocks
   Brazil                            1,701,041           --   --      1,701,041
   Chile                                    --      156,158   --        156,158
   Colombia                             52,906           --   --         52,906
Futures Contracts**                     (1,252)          --   --         (1,252)
                                   -----------  -----------   --    -----------
TOTAL                              $16,845,609  $50,315,764   --    $67,161,373
                                   ===========  ===========   ==    ===========

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                  SHARES   VALUE+    OF NET ASSETS**
                                                  ------ ----------- ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (12.9%)
*   1-800-Flowers.com, Inc. Class A                3,914 $    49,708       0.0%
    Aaron's, Inc.                                 10,569     441,467       0.0%
#   Abercrombie & Fitch Co. Class A                8,850     226,737       0.0%
#   Adient P.L.C.                                 11,140     682,771       0.0%
*   Adtalem Global Education, Inc.                 8,180     389,368       0.0%
#   Advance Auto Parts, Inc.                       9,863   1,128,820       0.0%
*   Amazon.com, Inc.                              55,355  86,693,126       2.5%
    AMC Entertainment Holdings, Inc. Class A       6,137     107,091       0.0%
#*  AMC Networks, Inc. Class A                     7,581     394,212       0.0%
*   America's Car-Mart, Inc.                       1,100      58,630       0.0%
#*  American Axle & Manufacturing Holdings, Inc.  13,471     206,645       0.0%
    American Eagle Outfitters, Inc.               21,200     438,416       0.0%
#*  American Outdoor Brands Corp.                  5,464      60,104       0.0%
*   American Public Education, Inc.                2,200      88,660       0.0%
    Aptiv P.L.C.                                  35,433   2,996,923       0.1%
    Aramark                                       28,535   1,066,924       0.0%
*   Asbury Automotive Group, Inc.                  2,900     194,445       0.0%
#   Autoliv, Inc.                                 10,946   1,467,311       0.1%
#*  AutoNation, Inc.                               8,573     395,987       0.0%
*   AutoZone, Inc.                                 3,604   2,250,770       0.1%
#*  AV Homes, Inc.                                 1,000      16,650       0.0%
*   Barnes & Noble Education, Inc.                 4,113      29,572       0.0%
#   Barnes & Noble, Inc.                           6,422      35,642       0.0%
    Bassett Furniture Industries, Inc.               306       8,889       0.0%
    Beasley Broadcast Group, Inc. Class A            325       3,689       0.0%
*   Beazer Homes USA, Inc.                           779      11,436       0.0%
#   Bed Bath & Beyond, Inc.                       19,404     338,794       0.0%
*   Belmond, Ltd. Class A                         12,057     129,010       0.0%
    Best Buy Co., Inc.                            38,220   2,924,977       0.1%
#   Big 5 Sporting Goods Corp.                     2,146      18,026       0.0%
#   Big Lots, Inc.                                 5,898     250,370       0.0%
*   Biglari Holdings, Inc.                             7       2,396       0.0%
    BJ's Restaurants, Inc.                         3,098     173,023       0.0%
#   Bloomin' Brands, Inc.                         16,722     395,643       0.0%
#*  Bojangles', Inc.                               2,682      39,560       0.0%
*   Booking Holdings, Inc.                         6,433  14,011,074       0.4%
    BorgWarner, Inc.                              26,183   1,281,396       0.1%
#   Boyd Gaming Corp.                              5,900     195,939       0.0%
*   Bravo Brio Restaurant Group, Inc.              1,543       6,172       0.0%
*   Bridgepoint Education, Inc.                    1,683       9,829       0.0%
*   Bright Horizons Family Solutions, Inc.         8,347     791,963       0.0%
#   Brinker International, Inc.                    6,676     291,007       0.0%
    Brunswick Corp.                               12,048     721,434       0.0%
    Buckle, Inc. (The)                             3,112      71,732       0.0%
*   Build-A-Bear Workshop, Inc.                    2,400      21,840       0.0%
*   Burlington Stores, Inc.                        9,700   1,317,745       0.1%
#   Cable One, Inc.                                  700     444,584       0.0%
#*  Caesars Entertainment Corp.                   30,278     343,655       0.0%
    Caleres, Inc.                                  5,187     169,771       0.0%
    Callaway Golf Co.                             13,384     231,008       0.0%
*   Cambium Learning Group, Inc.                  11,314     114,724       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE+    OF NET ASSETS**
                                                      ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Camping World Holdings, Inc. Class A                4,057 $   116,152       0.0%
    Capella Education Co.                               1,400     128,450       0.0%
*   Career Education Corp.                              6,800      88,196       0.0%
#*  CarMax, Inc.                                       24,738   1,546,125       0.1%
    Carnival Corp.                                     46,270   2,917,786       0.1%
#   Carriage Services, Inc.                             2,167      56,407       0.0%
*   Carrols Restaurant Group, Inc.                      4,867      50,130       0.0%
#   Carter's, Inc.                                      6,764     678,564       0.0%
    Cato Corp. (The) Class A                            2,761      44,756       0.0%
*   Cavco Industries, Inc.                              1,157     197,095       0.0%
    CBS Corp. Class B                                  43,358   2,133,214       0.1%
#   CBS Corp. Class A                                   5,128     253,785       0.0%
#*  Central European Media Enterprises, Ltd. Class A      524       2,227       0.0%
*   Century Communities, Inc.                           1,616      49,692       0.0%
*   Charter Communications, Inc. Class A               27,635   7,497,099       0.2%
#   Cheesecake Factory, Inc. (The)                      6,350     329,883       0.0%
    Chico's FAS, Inc.                                  18,000     178,740       0.0%
#   Children's Place, Inc. (The)                        2,340     298,467       0.0%
#*  Chipotle Mexican Grill, Inc.                        3,774   1,597,647       0.1%
#   Choice Hotels International, Inc.                   5,483     438,914       0.0%
#*  Christopher & Banks Corp.                             817         866       0.0%
    Churchill Downs, Inc.                               1,897     520,916       0.0%
*   Chuy's Holdings, Inc.                               2,100      60,060       0.0%
#   Cinemark Holdings, Inc.                            13,622     533,574       0.0%
    Citi Trends, Inc.                                   1,200      36,756       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A        3,850      18,480       0.0%
    Collectors Universe, Inc.                             600       9,402       0.0%
    Columbia Sportswear Co.                             3,554     295,018       0.0%
    Comcast Corp. Class A                             619,072  19,432,670       0.6%
#*  Conn's, Inc.                                        2,882      73,491       0.0%
#   Cooper Tire & Rubber Co.                            9,301     227,409       0.0%
*   Cooper-Standard Holdings, Inc.                      2,453     303,681       0.0%
    Core-Mark Holding Co., Inc.                         6,545     134,892       0.0%
#   Cracker Barrel Old Country Store, Inc.              2,416     397,649       0.0%
*   Crocs, Inc.                                         9,700     153,260       0.0%
    CSS Industries, Inc.                                1,250      21,325       0.0%
    Culp, Inc.                                          1,492      44,089       0.0%
    Dana, Inc.                                         18,876     447,927       0.0%
    Darden Restaurants, Inc.                           15,362   1,426,515       0.1%
#*  Dave & Buster's Entertainment, Inc.                 4,945     210,113       0.0%
*   Deckers Outdoor Corp.                               4,300     401,018       0.0%
*   Del Frisco's Restaurant Group, Inc.                 1,881      29,908       0.0%
    Delphi Technologies P.L.C.                         11,811     571,771       0.0%
*   Denny's Corp.                                      13,180     230,782       0.0%
#*  Destination XL Group, Inc.                          4,200       7,140       0.0%
#   Dick's Sporting Goods, Inc.                        12,139     401,680       0.0%
#   Dillard's, Inc. Class A                             3,453     257,421       0.0%
#   Dine Brands Global, Inc.                            2,200     174,548       0.0%
#*  Discovery, Inc. Class A                            18,981     448,901       0.0%
*   Discovery, Inc. Class C                            31,398     697,664       0.0%
*   DISH Network Corp. Class A                         28,758     964,831       0.0%
    Dollar General Corp.                               36,786   3,550,953       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES    VALUE+   OF NET ASSETS**
                                               ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Dollar Tree, Inc.                           29,596 $2,837,960       0.1%
    Domino's Pizza, Inc.                         6,346  1,534,019       0.1%
#*  Dorman Products, Inc.                        4,878    313,460       0.0%
    DR Horton, Inc.                             43,632  1,925,916       0.1%
#   DSW, Inc. Class A                            9,116    203,287       0.0%
#   Dunkin' Brands Group, Inc.                  11,985    730,606       0.0%
#*  Eldorado Resorts, Inc.                       2,907    117,734       0.0%
#   Entercom Communications Corp. Class A       31,010    314,752       0.0%
    Entravision Communications Corp. Class A     7,308     33,982       0.0%
    Ethan Allen Interiors, Inc.                  2,900     63,945       0.0%
    EW Scripps Co. (The) Class A                 5,927     65,968       0.0%
#   Expedia Group, Inc.                         16,124  1,856,517       0.1%
#*  Express, Inc.                                8,200     64,288       0.0%
    Extended Stay America, Inc.                 24,500    479,710       0.0%
#*  Famous Dave's of America, Inc.               1,332     10,922       0.0%
#*  Fiesta Restaurant Group, Inc.                2,996     62,916       0.0%
    Finish Line, Inc. (The) Class A              5,300     71,921       0.0%
#*  Five Below, Inc.                             7,221    509,875       0.0%
    Flexsteel Industries, Inc.                     300     10,998       0.0%
#   Foot Locker, Inc.                           16,311    702,678       0.0%
    Ford Motor Co.                             478,915  5,383,005       0.2%
*   Fox Factory Holding Corp.                    6,502    216,192       0.0%
    Fred's, Inc. Class A                         3,670      8,790       0.0%
*   FTD Cos., Inc.                               3,370     21,703       0.0%
*   G-III Apparel Group, Ltd.                    8,675    316,551       0.0%
#   GameStop Corp. Class A                      12,940    176,631       0.0%
    Gaming Partners International Corp.            800      7,120       0.0%
#   Gannett Co., Inc.                           11,949    115,547       0.0%
#   Gap, Inc. (The)                             31,880    932,171       0.0%
#   Garmin, Ltd.                                12,906    757,195       0.0%
#*  GCI Liberty, Inc. Class A                   12,572    560,711       0.0%
    General Motors Co.                         175,465  6,446,584       0.2%
*   Genesco, Inc.                                2,400    102,600       0.0%
    Gentex Corp.                                39,490    898,003       0.0%
*   Gentherm, Inc.                               4,803    162,341       0.0%
    Genuine Parts Co.                           18,417  1,626,589       0.1%
    Goodyear Tire & Rubber Co. (The)            31,675    795,359       0.0%
#*  GoPro, Inc. Class A                          8,418     42,595       0.0%
    Graham Holdings Co. Class B                    608    366,654       0.0%
#*  Grand Canyon Education, Inc.                 6,336    658,881       0.0%
#*  Gray Television, Inc.                        8,032     90,762       0.0%
#   Group 1 Automotive, Inc.                     2,780    181,673       0.0%
#*  Groupon, Inc.                               67,510    313,246       0.0%
#   Guess?, Inc.                                 9,826    228,848       0.0%
#   H&R Block, Inc.                             31,265    864,477       0.0%
    Hamilton Beach Brands Holding Co. Class A      574     12,772       0.0%
#   Hanesbrands, Inc.                           51,734    955,527       0.0%
#   Harley-Davidson, Inc.                       24,000    987,120       0.0%
*   Harte-Hanks, Inc.                              336      2,960       0.0%
    Hasbro, Inc.                                13,323  1,173,623       0.0%
    Haverty Furniture Cos., Inc.                 1,700     30,855       0.0%
*   Helen of Troy, Ltd.                          3,400    303,110       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE+    OF NET ASSETS**
                                                     ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Hibbett Sports, Inc.                               2,888 $    78,554       0.0%
*   Hilton Grand Vacations, Inc.                      10,299     442,857       0.0%
    Hilton Worldwide Holdings, Inc.                   35,085   2,766,101       0.1%
    Home Depot, Inc. (The)                           157,438  29,094,542       0.9%
    Hooker Furniture Corp.                             1,300      49,075       0.0%
#*  Horizon Global Corp.                               3,471      25,928       0.0%
    Hyatt Hotels Corp. Class A                         6,193     476,056       0.0%
#*  Iconix Brand Group, Inc.                           7,198       5,835       0.0%
    ILG, Inc.                                         17,797     607,412       0.0%
*   IMAX Corp.                                         5,716     132,611       0.0%
#*  Installed Building Products, Inc.                  3,123     180,197       0.0%
    International Game Technology P.L.C.               7,805     220,647       0.0%
    International Speedway Corp. Class A               2,719     111,751       0.0%
#   Interpublic Group of Cos., Inc. (The)             49,816   1,175,159       0.0%
#*  iRobot Corp.                                       3,667     214,006       0.0%
*   J Alexander's Holdings, Inc.                       1,458      17,423       0.0%
    Jack in the Box, Inc.                              4,400     394,680       0.0%
#*  JAKKS Pacific, Inc.                                2,151       5,055       0.0%
#*  JC Penney Co., Inc.                               34,278      99,749       0.0%
    John Wiley & Sons, Inc. Class A                    5,420     357,449       0.0%
    Johnson Outdoors, Inc. Class A                     1,187      76,870       0.0%
*   K12, Inc.                                          3,115      47,660       0.0%
    KB Home                                            8,900     236,295       0.0%
*   Kirkland's, Inc.                                   1,502      15,906       0.0%
#   Kohl's Corp.                                      23,760   1,475,971       0.1%
#*  Kona Grill, Inc.                                   1,120       1,904       0.0%
    L Brands, Inc.                                    29,943   1,045,310       0.0%
#*  La Quinta Holdings, Inc.                          15,568     304,199       0.0%
    La-Z-Boy, Inc.                                     6,000     172,800       0.0%
*   Lakeland Industries, Inc.                          1,000      12,950       0.0%
#*  Lands' End, Inc.                                   1,303      25,213       0.0%
    Las Vegas Sands Corp.                             55,232   4,050,163       0.1%
    LCI Industries                                     3,891     370,812       0.0%
    Lear Corp.                                         9,400   1,757,518       0.1%
#   Leggett & Platt, Inc.                             18,177     737,077       0.0%
    Lennar Corp. Class A                              37,420   1,979,144       0.1%
    Lennar Corp. Class B                               1,957      83,544       0.0%
#   Libbey, Inc.                                       2,200      12,584       0.0%
#*  Liberty Broadband Corp. Class A                    3,494     246,257       0.0%
#*  Liberty Broadband Corp. Class C                   14,388   1,019,965       0.0%
*   Liberty Expedia Holdings, Inc. Class A             5,824     237,619       0.0%
#*  Liberty Media Corp.-Liberty Braves Class A         1,077      23,662       0.0%
*   Liberty Media Corp.-Liberty Braves Class B            20         471       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C         2,265      49,921       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A    2,694      75,728       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C    5,664     167,201       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A      10,779     450,239       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class B         200       8,643       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C      22,658     943,932       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A        10,445      96,094       0.0%
    Lifetime Brands, Inc.                                300       3,570       0.0%
#   Lions Gate Entertainment Corp. Class A             9,697     241,358       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Lions Gate Entertainment Corp. Class B    13,882 $   319,564       0.0%
#   Lithia Motors, Inc. Class A                2,987     286,334       0.0%
#*  Live Nation Entertainment, Inc.           19,237     759,284       0.0%
*   LKQ Corp.                                 37,147   1,152,300       0.0%
    Lowe's Cos., Inc.                        108,839   8,971,599       0.3%
*   Luby's, Inc.                               1,849       4,770       0.0%
*   Lululemon Athletica, Inc.                 12,630   1,260,474       0.1%
#*  Lumber Liquidators Holdings, Inc.          2,649      63,761       0.0%
*   M/I Homes, Inc.                            2,750      83,820       0.0%
    Macy's, Inc.                              38,835   1,206,603       0.1%
*   Madison Square Garden Co. (The) Class A    2,400     583,248       0.0%
*   Malibu Boats, Inc. Class A                 3,500     117,950       0.0%
    Marcus Corp. (The)                         2,400      71,520       0.0%
    Marine Products Corp.                      1,049      15,913       0.0%
*   MarineMax, Inc.                            4,119      88,970       0.0%
    Marriott International, Inc. Class A      42,400   5,795,232       0.2%
#   Marriott Vacations Worldwide Corp.         3,557     436,124       0.0%
#   Mattel, Inc.                              40,965     606,282       0.0%
*   MCBC Holdings, Inc.                        3,540      84,960       0.0%
#*  McClatchy Co. (The) Class A                  430       4,059       0.0%
    McDonald's Corp.                         106,816  17,885,271       0.5%
#   MDC Holdings, Inc.                         5,040     146,210       0.0%
#   Meredith Corp.                             4,576     237,037       0.0%
*   Meritage Homes Corp.                       3,700     164,650       0.0%
    MGM Resorts International                 54,564   1,714,401       0.1%
*   Michael Kors Holdings, Ltd.               22,453   1,536,234       0.1%
*   Michaels Cos., Inc. (The)                 16,421     305,759       0.0%
*   Modine Manufacturing Co.                   8,649     148,763       0.0%
*   Mohawk Industries, Inc.                    7,918   1,661,830       0.1%
*   Monarch Casino & Resort, Inc.              1,845      78,708       0.0%
#   Monro, Inc.                                3,878     216,974       0.0%
#*  Motorcar Parts of America, Inc.            2,528      48,133       0.0%
    Movado Group, Inc.                         2,362      93,181       0.0%
*   MSG Networks, Inc. Class A                12,005     246,103       0.0%
#*  Murphy USA, Inc.                           4,848     303,339       0.0%
    Nathan's Famous, Inc.                        509      41,713       0.0%
    National CineMedia, Inc.                   6,419      36,717       0.0%
*   Nautilus, Inc.                             4,149      60,368       0.0%
*   Netflix, Inc.                             57,020  17,816,469       0.5%
#*  New York & Co., Inc.                       5,059      19,882       0.0%
#   New York Times Co. (The) Class A          14,000     328,300       0.0%
#   Newell Brands, Inc.                       59,873   1,654,291       0.1%
    News Corp. Class A                        47,212     754,448       0.0%
    News Corp. Class B                        16,856     273,910       0.0%
#   Nexstar Media Group, Inc. Class A          5,522     343,745       0.0%
    NIKE, Inc. Class B                       171,662  11,739,964       0.4%
#   Nordstrom, Inc.                           15,210     769,018       0.0%
*   Norwegian Cruise Line Holdings, Ltd.      23,158   1,238,258       0.1%
#   Nutrisystem, Inc.                          4,889     141,781       0.0%
*   NVR, Inc.                                    500   1,550,000       0.1%
*   O'Reilly Automotive, Inc.                 11,628   2,977,582       0.1%
    Office Depot, Inc.                        52,875     121,084       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES    VALUE+   OF NET ASSETS**
                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Ollie's Bargain Outlet Holdings, Inc.          7,467 $  464,447       0.0%
#   Omnicom Group, Inc.                           30,860  2,273,148       0.1%
#*  Overstock.com, Inc.                            1,830     69,723       0.0%
    Oxford Industries, Inc.                        2,882    222,029       0.0%
#   Papa John's International, Inc.                3,800    235,600       0.0%
*   Penn National Gaming, Inc.                     6,827    206,926       0.0%
    Penske Automotive Group, Inc.                  4,700    211,970       0.0%
*   Perry Ellis International, Inc.                  969     25,146       0.0%
#   PetMed Express, Inc.                           2,200     73,612       0.0%
    PICO Holdings, Inc.                            1,800     21,690       0.0%
#   Pier 1 Imports, Inc.                          10,500     23,415       0.0%
#*  Planet Fitness, Inc. Class A                  13,874    558,983       0.0%
#   Polaris Industries, Inc.                       8,338    873,989       0.0%
    Pool Corp.                                     5,100    707,931       0.0%
    PulteGroup, Inc.                              36,663  1,113,089       0.0%
    PVH Corp.                                      9,783  1,562,052       0.1%
*   Qurate Retail Group, Inc. QVC Group Class A   62,653  1,466,707       0.1%
#   Ralph Lauren Corp.                             6,732    739,510       0.0%
    RCI Hospitality Holdings, Inc.                 1,000     27,190       0.0%
*   Red Lion Hotels Corp.                          2,034     20,035       0.0%
#*  Red Robin Gourmet Burgers, Inc.                3,072    191,539       0.0%
    Red Rock Resorts, Inc. Class A                 8,652    261,204       0.0%
*   Regis Corp.                                    4,556     71,165       0.0%
#   Rent-A-Center, Inc.                            6,145     62,126       0.0%
#*  RH                                             4,568    436,016       0.0%
    Rocky Brands, Inc.                               231      5,509       0.0%
    Ross Stores, Inc.                             51,561  4,168,707       0.1%
    Royal Caribbean Cruises, Ltd.                 23,200  2,510,008       0.1%
    Ruth's Hospitality Group, Inc.                 4,284    115,025       0.0%
    Saga Communications, Inc. Class A                575     21,333       0.0%
    Salem Media Group, Inc.                          400      1,260       0.0%
#*  Sally Beauty Holdings, Inc.                   17,735    306,638       0.0%
    Scholastic Corp.                               2,600    107,640       0.0%
#*  Scientific Games Corp. Class A                 7,083    377,524       0.0%
#*  SeaWorld Entertainment, Inc.                   7,469    112,707       0.0%
#*  Sequential Brands Group, Inc.                    194        374       0.0%
    Service Corp. International                   22,783    831,807       0.0%
*   ServiceMaster Global Holdings, Inc.           18,614    941,868       0.0%
#*  Shake Shack, Inc. Class A                      1,600     76,176       0.0%
*   Shiloh Industries, Inc.                        1,564     12,997       0.0%
    Shoe Carnival, Inc.                              771     18,789       0.0%
#*  Shutterfly, Inc.                               3,662    296,329       0.0%
#   Signet Jewelers, Ltd.                          8,700    338,256       0.0%
#   Sinclair Broadcast Group, Inc. Class A        10,008    283,727       0.0%
#   Sirius XM Holdings, Inc.                     245,576  1,554,496       0.1%
#   Six Flags Entertainment Corp.                  8,978    567,769       0.0%
*   Skechers U.S.A., Inc. Class A                 15,711    447,764       0.0%
#*  Skyline Corp.                                    800     20,304       0.0%
#*  Sleep Number Corp.                             5,594    158,534       0.0%
    Sonic Automotive, Inc. Class A                 4,001     79,220       0.0%
#   Sonic Corp.                                    6,463    167,456       0.0%
#*  Sotheby's                                      7,207    380,530       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Speedway Motorsports, Inc.                 2,352 $    41,513       0.0%
    Stage Stores, Inc.                         3,250       9,458       0.0%
    Standard Motor Products, Inc.              3,866     175,323       0.0%
    Starbucks Corp.                          184,919  10,645,787       0.3%
    Steven Madden, Ltd.                        6,892     332,539       0.0%
*   Stoneridge, Inc.                           3,400      89,522       0.0%
    Strayer Education, Inc.                    2,465     258,998       0.0%
#   Sturm Ruger & Co., Inc.                    1,900     104,975       0.0%
#   Superior Industries International, Inc.    2,200      28,930       0.0%
    Superior Uniform Group, Inc.                 324       8,690       0.0%
    Tailored Brands, Inc.                      6,906     217,884       0.0%
*   Tandy Leather Factory, Inc.                  663       4,906       0.0%
    Tapestry, Inc.                            34,017   1,829,094       0.1%
    Target Corp.                              70,314   5,104,796       0.2%
*   Taylor Morrison Home Corp. Class A        12,000     285,120       0.0%
    TEGNA, Inc.                               23,899     252,612       0.0%
#*  Tempur Sealy International, Inc.           7,223     323,229       0.0%
    Tenneco, Inc.                              6,595     294,731       0.0%
#*  Tesla, Inc.                               16,718   4,913,420       0.2%
#   Texas Roadhouse, Inc.                      7,857     503,477       0.0%
    Thor Industries, Inc.                      6,891     731,411       0.0%
    Tiffany & Co.                             14,675   1,509,030       0.1%
#   Tile Shop Holdings, Inc.                   1,665      11,405       0.0%
    Time Warner, Inc.                         97,500   9,243,000       0.3%
    TJX Cos., Inc. (The)                      85,129   7,223,196       0.2%
#   Toll Brothers, Inc.                       20,185     851,000       0.0%
*   TopBuild Corp.                             5,949     474,135       0.0%
    Tower International, Inc.                  2,300      67,850       0.0%
    Tractor Supply Co.                        15,888   1,080,384       0.0%
#*  TRI Pointe Group, Inc.                    13,391     229,120       0.0%
#*  TripAdvisor, Inc.                         13,717     513,290       0.0%
#*  Tuesday Morning Corp.                      3,200      11,360       0.0%
    Tupperware Brands Corp.                    6,100     271,816       0.0%
    Twenty-First Century Fox, Inc. Class A   137,768   5,036,798       0.2%
    Twenty-First Century Fox, Inc. Class B    54,449   1,963,975       0.1%
#*  Ulta Salon Cosmetics & Fragrance, Inc.     7,381   1,851,967       0.1%
#*  Under Armour, Inc. Class A                22,925     407,148       0.0%
#*  Under Armour, Inc. Class C                24,564     377,057       0.0%
*   Unifi, Inc.                                1,766      52,291       0.0%
*   Universal Electronics, Inc.                1,700      78,710       0.0%
*   Universal Technical Institute, Inc.        2,300       7,199       0.0%
*   Urban Outfitters, Inc.                    12,450     501,361       0.0%
    Vail Resorts, Inc.                         5,101   1,169,710       0.0%
*   Vera Bradley, Inc.                         2,206      25,104       0.0%
    VF Corp.                                  42,201   3,412,795       0.1%
    Viacom, Inc. Class A                       1,192      42,376       0.0%
    Viacom, Inc. Class B                      42,474   1,281,016       0.1%
#*  Vista Outdoor, Inc.                        7,300     122,275       0.0%
#*  Visteon Corp.                              4,607     573,295       0.0%
#*  Vitamin Shoppe, Inc.                       2,565      12,697       0.0%
    Walt Disney Co. (The)                    203,856  20,452,872       0.6%
#*  Wayfair, Inc. Class A                      5,370     334,551       0.0%

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TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Weight Watchers International, Inc.            2,900 $    203,145       0.0%
    Wendy's Co. (The)                             26,524      444,012       0.0%
    Whirlpool Corp.                                9,105    1,410,820       0.1%
*   William Lyon Homes Class A                     4,412      118,506       0.0%
#   Williams-Sonoma, Inc.                         10,060      480,868       0.0%
#   Wingstop, Inc.                                 2,648      129,381       0.0%
    Winmark Corp.                                    300       39,090       0.0%
#   Winnebago Industries, Inc.                     5,624      213,150       0.0%
    Wolverine World Wide, Inc.                    10,800      323,568       0.0%
#   World Wrestling Entertainment, Inc. Class A    5,200      206,908       0.0%
    Wyndham Worldwide Corp.                       13,602    1,553,484       0.1%
    Wynn Resorts, Ltd.                            10,324    1,922,226       0.1%
    Yum! Brands, Inc.                             43,884    3,822,296       0.1%
*   ZAGG, Inc.                                       171        1,915       0.0%
*   Zumiez, Inc.                                   2,400       56,160       0.0%
                                                         ------------      ----
Total Consumer Discretionary                              472,164,626      13.6%
                                                         ------------      ----
Consumer Staples -- (6.3%)
    Alico, Inc.                                      496       16,021       0.0%
#*  Alliance One International, Inc.                 876       18,308       0.0%
    Altria Group, Inc.                           252,995   14,195,549       0.4%
    Andersons, Inc. (The)                          3,670      119,826       0.0%
    Archer-Daniels-Midland Co.                    76,490    3,471,116       0.1%
*   Avon Products, Inc.                           63,824      161,475       0.0%
#   B&G Foods, Inc.                                8,042      182,955       0.0%
#*  Boston Beer Co., Inc. (The) Class A            1,385      310,448       0.0%
    Brown-Forman Corp. Class A                    15,102      805,994       0.0%
#   Brown-Forman Corp. Class B                    37,260    2,088,050       0.1%
    Bunge, Ltd.                                   17,635    1,273,776       0.0%
#*  Cal-Maine Foods, Inc.                          4,200      204,540       0.0%
#   Calavo Growers, Inc.                           2,564      240,247       0.0%
#   Campbell Soup Co.                             25,236    1,029,124       0.0%
#   Casey's General Stores, Inc.                   5,202      502,513       0.0%
#*  Central Garden & Pet Co.                       1,175       44,051       0.0%
*   Central Garden & Pet Co. Class A               5,929      210,479       0.0%
#*  Chefs' Warehouse, Inc. (The)                   4,080       98,940       0.0%
    Church & Dwight Co., Inc.                     32,298    1,492,168       0.1%
#   Clorox Co. (The)                              15,820    1,854,104       0.1%
#   Coca-Cola Bottling Co. Consolidated              781      131,513       0.0%
    Coca-Cola Co. (The)                          542,530   23,442,721       0.7%
    Colgate-Palmolive Co.                        109,186    7,122,203       0.2%
    Conagra Brands, Inc.                          51,808    1,920,523       0.1%
    Constellation Brands, Inc. Class A            22,254    5,188,075       0.2%
    Costco Wholesale Corp.                        57,796   11,395,059       0.3%
#   Coty, Inc. Class A                            95,261    1,652,778       0.1%
*   Darling Ingredients, Inc.                     29,952      513,377       0.0%
#   Dean Foods Co.                                13,684      117,819       0.0%
#   Dr Pepper Snapple Group, Inc.                 23,478    2,816,421       0.1%
#*  Edgewell Personal Care Co.                     7,514      330,992       0.0%
#   Energizer Holdings, Inc.                       8,544      490,084       0.0%
    Estee Lauder Cos., Inc. (The) Class A         28,566    4,230,339       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Consumer Staples -- (Continued)
#*  Farmer Brothers Co.                         1,300 $    36,855       0.0%
#   Flowers Foods, Inc.                        24,021     543,115       0.0%
    Fresh Del Monte Produce, Inc.               5,548     272,684       0.0%
    General Mills, Inc.                        76,102   3,328,701       0.1%
#*  Hain Celestial Group, Inc. (The)           12,400     361,212       0.0%
#*  Herbalife Nutrition, Ltd.                   8,600     909,278       0.0%
    Hershey Co. (The)                          17,763   1,633,130       0.1%
#   Hormel Foods Corp.                         36,154   1,310,582       0.0%
#*  Hostess Brands, Inc.                       12,730     178,856       0.0%
*   HRG Group, Inc.                            13,900     156,236       0.0%
    Ingles Markets, Inc. Class A                1,110      38,018       0.0%
    Ingredion, Inc.                             9,295   1,125,532       0.0%
#   Inter Parfums, Inc.                         3,030     155,136       0.0%
    J&J Snack Foods Corp.                       1,991     273,583       0.0%
#   JM Smucker Co. (The)                       14,434   1,646,631       0.1%
    John B. Sanfilippo & Son, Inc.              1,301      74,014       0.0%
#   Kellogg Co.                                32,355   1,905,709       0.1%
    Kimberly-Clark Corp.                       45,042   4,663,649       0.1%
    Kraft Heinz Co. (The)                      77,594   4,374,750       0.1%
#   Kroger Co. (The)                          112,865   2,843,069       0.1%
    Lamb Weston Holdings, Inc.                 20,571   1,343,698       0.1%
    Lancaster Colony Corp.                      3,396     426,504       0.0%
*   Landec Corp.                                3,992      53,094       0.0%
#*  Lifeway Foods, Inc.                           315       1,673       0.0%
    McCormick & Co., Inc.                         607      63,665       0.0%
#   McCormick & Co., Inc. Non-Voting           14,407   1,518,642       0.1%
    Medifast, Inc.                              2,100     210,798       0.0%
#   MGP Ingredients, Inc.                       1,414     135,447       0.0%
    Molson Coors Brewing Co. Class B           21,676   1,544,198       0.1%
    Mondelez International, Inc. Class A      197,993   7,820,723       0.2%
*   Monster Beverage Corp.                     52,226   2,872,430       0.1%
#   National Beverage Corp.                     1,044      92,248       0.0%
*   Natural Alternatives International, Inc.    1,000      10,050       0.0%
    Nu Skin Enterprises, Inc. Class A           7,059     502,248       0.0%
    Oil-Dri Corp. of America                      641      24,845       0.0%
    PepsiCo, Inc.                             189,518  19,129,947       0.6%
*   Performance Food Group Co.                 11,039     358,216       0.0%
    Philip Morris International, Inc.         206,803  16,957,846       0.5%
#*  Pilgrim's Pride Corp.                       7,683     165,953       0.0%
    Pinnacle Foods, Inc.                       14,838     896,215       0.0%
#*  Post Holdings, Inc.                         9,248     735,863       0.0%
#   PriceSmart, Inc.                            2,200     192,720       0.0%
    Procter & Gamble Co. (The)                337,156  24,389,865       0.7%
#*  Revlon, Inc. Class A                        1,909      43,525       0.0%
#*  Rite Aid Corp.                            114,155     190,639       0.0%
    Rocky Mountain Chocolate Factory, Inc.        950      11,030       0.0%
#   Sanderson Farms, Inc.                       2,941     326,922       0.0%
*   Seneca Foods Corp. Class A                    500      13,775       0.0%
    SpartanNash Co.                             4,621      84,010       0.0%
#   Spectrum Brands Holdings, Inc.              3,150     227,115       0.0%
*   Sprouts Farmers Market, Inc.               16,414     410,842       0.0%
#*  SUPERVALU, Inc.                             4,676      81,877       0.0%

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TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE+    OF NET ASSETS**
                                                   ------- ------------ ---------------
Consumer Staples -- (Continued)
#   Sysco Corp.                                     66,505 $  4,159,223       0.1%
#   Tootsie Roll Industries, Inc.                    2,305       65,808       0.0%
#*  TreeHouse Foods, Inc.                            6,632      255,332       0.0%
    Tyson Foods, Inc. Class A                       38,946    2,730,115       0.1%
#*  United Natural Foods, Inc.                       6,000      270,120       0.0%
    United-Guardian, Inc.                              600       10,410       0.0%
    Universal Corp.                                  3,647      171,591       0.0%
*   US Foods Holding Corp.                          27,981      956,391       0.0%
*   USANA Health Sciences, Inc.                      1,600      168,880       0.0%
#   Vector Group, Ltd.                              12,511      243,964       0.0%
    Walgreens Boots Alliance, Inc.                 119,010    7,908,214       0.2%
    Walmart, Inc.                                  198,027   17,517,468       0.5%
#   WD-40 Co.                                        1,826      240,849       0.0%
#   Weis Markets, Inc.                               1,930       88,819       0.0%
                                                           ------------       ---
Total Consumer Staples                                      229,126,135       6.6%
                                                           ------------       ---
Energy -- (5.8%)
    Adams Resources & Energy, Inc.                     300       13,740       0.0%
    Anadarko Petroleum Corp.                        71,066    4,784,163       0.1%
    Andeavor                                        19,853    2,746,067       0.1%
#*  Antero Resources Corp.                          32,498      617,462       0.0%
#   Apache Corp.                                    37,606    1,539,966       0.1%
    Arch Coal, Inc. Class A                          2,689      217,352       0.0%
    Archrock, Inc.                                   6,100       65,880       0.0%
#   Baker Hughes a GE Co.                           47,404    1,711,758       0.1%
#   Bristow Group, Inc.                              3,865       62,033       0.0%
    Cabot Oil & Gas Corp.                           62,526    1,494,997       0.1%
#*  Callon Petroleum Co.                            28,039      390,022       0.0%
#*  CARBO Ceramics, Inc.                             2,120       18,741       0.0%
#*  Carrizo Oil & Gas, Inc.                         14,266      286,319       0.0%
#*  Centennial Resource Development, Inc. Class A   21,061      389,629       0.0%
    Cheniere Energy Partners L.P. Holdings LLC       8,718      243,232       0.0%
#*  Cheniere Energy, Inc.                           26,259    1,527,223       0.1%
    Chevron Corp.                                  258,011   32,279,756       0.9%
    Cimarex Energy Co.                              12,091    1,216,234       0.0%
*   Cloud Peak Energy, Inc.                          5,872       18,732       0.0%
*   CNX Resources Corp.                             24,000      356,640       0.0%
#*  Concho Resources, Inc.                          18,851    2,963,566       0.1%
    ConocoPhillips                                 161,036   10,547,858       0.3%
*   CONSOL Energy, Inc.                              3,000       94,350       0.0%
#*  Continental Resources, Inc.                     13,475      890,158       0.0%
#   Core Laboratories NV                             6,548      801,803       0.0%
#   CVR Energy, Inc.                                 2,684       92,598       0.0%
#*  Dawson Geophysical Co.                           1,639       11,801       0.0%
    Delek US Holdings, Inc.                         10,681      505,959       0.0%
#*  Denbury Resources, Inc.                         25,261       83,109       0.0%
    Devon Energy Corp.                              60,033    2,180,999       0.1%
#   DHT Holdings, Inc.                               6,363       23,098       0.0%
#*  Diamond Offshore Drilling, Inc.                  7,869      144,711       0.0%
*   Diamondback Energy, Inc.                        11,629    1,493,745       0.1%
*   Dorian LPG, Ltd.                                   487        3,502       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Energy -- (Continued)
*   Dril-Quip, Inc.                        4,787 $   198,421       0.0%
*   Energen Corp.                         14,892     974,532       0.0%
#   EnLink Midstream LLC                   6,767     100,490       0.0%
#   Ensco P.L.C. Class A                  64,326     363,442       0.0%
    EOG Resources, Inc.                   75,775   8,954,332       0.3%
    EQT Corp.                             34,837   1,748,469       0.1%
*   Era Group, Inc.                        2,200      23,210       0.0%
*   Exterran Corp.                         5,062     148,266       0.0%
    Exxon Mobil Corp.                    570,323  44,342,613       1.3%
#*  Forum Energy Technologies, Inc.        8,293     104,492       0.0%
#   Frank's International NV               4,232      29,582       0.0%
#   GasLog, Ltd.                           2,473      41,670       0.0%
*   Geospace Technologies Corp.            1,000      10,540       0.0%
#   Green Plains, Inc.                     3,514      65,360       0.0%
#   Gulf Island Fabrication, Inc.          1,100      11,000       0.0%
*   Gulfport Energy Corp.                 17,768     165,242       0.0%
    Halliburton Co.                      116,257   6,160,458       0.2%
*   Helix Energy Solutions Group, Inc.    29,825     230,249       0.0%
#   Helmerich & Payne, Inc.               15,657   1,088,944       0.0%
    Hess Corp.                            35,722   2,035,797       0.1%
#*  HighPoint Resources Corp.              5,020      34,688       0.0%
    HollyFrontier Corp.                   22,236   1,349,503       0.0%
#*  Hornbeck Offshore Services, Inc.       3,129      11,264       0.0%
*   International Seaways, Inc.              164       3,301       0.0%
*   ION Geophysical Corp.                    836      24,077       0.0%
    Kinder Morgan, Inc.                  242,611   3,838,106       0.1%
#*  Kosmos Energy, Ltd.                   30,409     214,079       0.0%
#*  Laredo Petroleum, Inc.                22,746     250,206       0.0%
    Marathon Oil Corp.                   104,759   1,911,852       0.1%
    Marathon Petroleum Corp.              67,420   5,050,432       0.2%
#*  Matador Resources Co.                 15,199     497,615       0.0%
*   Matrix Service Co.                     3,244      49,958       0.0%
#*  McDermott International, Inc.         47,047     310,510       0.0%
*   Mitcham Industries, Inc.               1,264       4,121       0.0%
#   Murphy Oil Corp.                      19,314     581,545       0.0%
    Nabors Industries, Ltd.               36,849     280,421       0.0%
    NACCO Industries, Inc. Class A           287      10,576       0.0%
#   National Oilwell Varco, Inc.          47,485   1,836,245       0.1%
*   Natural Gas Services Group, Inc.       1,600      38,560       0.0%
#*  Newfield Exploration Co.              25,191     750,692       0.0%
*   Newpark Resources, Inc.                9,500      99,750       0.0%
#*  Noble Corp. P.L.C.                    26,000     121,420       0.0%
#   Noble Energy, Inc.                    55,209   1,867,720       0.1%
    Nordic American Offshore, Ltd.           112         124       0.0%
#   Nordic American Tankers, Ltd.          2,265       4,258       0.0%
*   Oasis Petroleum, Inc.                 25,762     284,155       0.0%
    Occidental Petroleum Corp.            99,768   7,708,076       0.2%
    Oceaneering International, Inc.       11,442     243,028       0.0%
#*  Oil States International, Inc.         5,700     204,915       0.0%
    ONEOK, Inc.                           53,491   3,221,228       0.1%
    Panhandle Oil and Gas, Inc. Class A    2,000      38,900       0.0%
*   Parker Drilling Co.                    9,114       5,745       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
Energy -- (Continued)
#*  Parsley Energy, Inc. Class A                  26,780 $    804,203       0.0%
    Patterson-UTI Energy, Inc.                    30,633      656,159       0.0%
#   PBF Energy, Inc. Class A                      15,842      607,224       0.0%
*   PDC Energy, Inc.                               7,417      397,106       0.0%
    Peabody Energy Corp.                          14,560      536,536       0.0%
    Phillips 66                                   62,092    6,911,461       0.2%
    Pioneer Natural Resources Co.                 21,579    4,349,247       0.1%
*   QEP Resources, Inc.                           28,497      347,093       0.0%
#   Range Resources Corp.                         25,148      348,300       0.0%
#*  Renewable Energy Group, Inc.                   5,800       74,820       0.0%
*   REX American Resources Corp.                     400       29,912       0.0%
*   RigNet, Inc.                                   1,066       16,097       0.0%
#*  Ring Energy, Inc.                              8,721      145,815       0.0%
#*  Rowan Cos. P.L.C. Class A                     20,029      289,219       0.0%
#   RPC, Inc.                                      9,225      166,142       0.0%
*   RSP Permian, Inc.                             16,721      829,529       0.0%
    Schlumberger, Ltd.                           182,468   12,510,006       0.4%
#   Scorpio Tankers, Inc.                         33,136       88,142       0.0%
#*  SEACOR Holdings, Inc.                          2,200      120,648       0.0%
*   SEACOR Marine Holdings, Inc.                   2,211       52,379       0.0%
    SemGroup Corp. Class A                         7,546      189,782       0.0%
#   Ship Finance International, Ltd.               6,400       91,200       0.0%
#   SM Energy Co.                                 10,800      258,660       0.0%
*   Southwestern Energy Co.                       67,154      275,331       0.0%
#*  SRC Energy, Inc.                              24,746      273,196       0.0%
*   Stone Energy Corp.                             1,493       53,151       0.0%
*   Superior Energy Services, Inc.                19,167      205,662       0.0%
#   Targa Resources Corp.                         26,597    1,249,261       0.0%
    TechnipFMC P.L.C.                             51,722    1,704,757       0.1%
#   Teekay Corp.                                   4,349       38,358       0.0%
*   TETRA Technologies, Inc.                       8,150       32,030       0.0%
#*  Transocean, Ltd.                              50,725      627,468       0.0%
#*  Ultra Petroleum Corp.                         19,446       47,059       0.0%
*   Unit Corp.                                     5,037      114,239       0.0%
#   US Silica Holdings, Inc.                       9,737      293,181       0.0%
    Valero Energy Corp.                           57,820    6,413,973       0.2%
#*  Whiting Petroleum Corp.                       27,673    1,129,612       0.0%
    Williams Cos., Inc. (The)                     95,384    2,454,230       0.1%
    World Fuel Services Corp.                      8,145      174,873       0.0%
*   WPX Energy, Inc.                              47,929      819,107       0.0%
                                                         ------------       ---
Total Energy                                              213,186,550       6.1%
                                                         ------------       ---
Financials -- (14.7%)
    1st Source Corp.                               2,189      113,828       0.0%
    Affiliated Managers Group, Inc.                6,765    1,115,278       0.0%
    Aflac, Inc.                                  103,528    4,717,771       0.2%
    Alleghany Corp.                                2,069    1,188,992       0.0%
    Allstate Corp. (The)                          46,357    4,534,642       0.1%
#   Ally Financial, Inc.                          52,952    1,382,047       0.1%
*   Ambac Financial Group, Inc.                    5,480       93,324       0.0%
    American Equity Investment Life Holding Co.   11,011      332,532       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                      SHARES     VALUE+    OF NET ASSETS**
                                                     --------- ----------- ---------------
Financials -- (Continued)
    American Express Co.                                99,588 $ 9,834,315       0.3%
    American Financial Group, Inc.                       9,669   1,094,724       0.0%
    American International Group, Inc.                 140,259   7,854,504       0.2%
    American National Insurance Co.                      1,669     201,398       0.0%
    American River Bankshares                              882      13,680       0.0%
    Ameriprise Financial, Inc.                          21,340   2,992,081       0.1%
    Ameris Bancorp                                       5,243     271,063       0.0%
    AMERISAFE, Inc.                                      2,573     152,579       0.0%
    AmeriServ Financial, Inc.                              100         410       0.0%
#   Amtrust Financial Services, Inc.                    10,510     135,474       0.0%
    Aon P.L.C.                                          33,234   4,734,848       0.2%
*   Arch Capital Group, Ltd.                            15,456   1,238,489       0.1%
    Argo Group International Holdings, Ltd.              4,563     266,707       0.0%
    Arrow Financial Corp.                                1,000      35,400       0.0%
    Arthur J Gallagher & Co.                            21,171   1,481,758       0.1%
#   Artisan Partners Asset Management, Inc. Class A      8,297     266,749       0.0%
    Aspen Insurance Holdings, Ltd.                       7,426     315,234       0.0%
    Associated Banc-Corp                                24,056     636,281       0.0%
    Assurant, Inc.                                       7,576     703,204       0.0%
    Assured Guaranty, Ltd.                              18,300     664,107       0.0%
    Asta Funding, Inc.                                      47         165       0.0%
*   Athene Holding, Ltd. Class A                         4,097     200,753       0.0%
*   Atlantic Coast Financial Corp.                         137       1,388       0.0%
*   Atlanticus Holdings Corp.                            1,196       2,619       0.0%
    Axis Capital Holdings, Ltd.                         12,040     706,748       0.0%
    Baldwin & Lyons, Inc. Class B                          562      13,095       0.0%
#   Banc of California, Inc.                             5,496     105,523       0.0%
    BancFirst Corp.                                      1,856     106,070       0.0%
*   Bancorp, Inc. (The)                                 11,158     115,485       0.0%
    BancorpSouth Bank                                   10,334     341,539       0.0%
    Bank of America Corp.                            1,395,864  41,764,251       1.2%
#   Bank of Hawaii Corp.                                 5,700     479,997       0.0%
    Bank of New York Mellon Corp. (The)                133,966   7,302,487       0.2%
    Bank of NT Butterfield & Son, Ltd. (The)             4,412     209,349       0.0%
#   Bank of the Ozarks, Inc.                            16,689     781,045       0.0%
    BankUnited, Inc.                                    13,594     538,458       0.0%
    Banner Corp.                                         3,757     215,652       0.0%
#   BB&T Corp.                                         103,688   5,474,726       0.2%
    Beneficial Bancorp, Inc.                             8,200     129,970       0.0%
*   Berkshire Hathaway, Inc. Class B                   257,358  49,857,965       1.5%
    Berkshire Hills Bancorp, Inc.                        4,096     155,443       0.0%
    BGC Partners, Inc. Class A                          29,733     397,233       0.0%
    BlackRock, Inc.                                     15,955   8,320,533       0.3%
#*  BofI Holding, Inc.                                   7,924     319,179       0.0%
#   BOK Financial Corp.                                  2,703     272,138       0.0%
    Boston Private Financial Holdings, Inc.             16,355     262,498       0.0%
    Bridge Bancorp, Inc.                                   439      14,443       0.0%
#*  Brighthouse Financial, Inc.                         10,666     541,619       0.0%
    BrightSphere Investment Group P.L.C.                15,931     241,673       0.0%
    Brookline Bancorp, Inc.                              9,168     152,189       0.0%
    Brown & Brown, Inc.                                 34,636     943,138       0.0%
    Bryn Mawr Bank Corp.                                 2,727     121,624       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Financials -- (Continued)
    Camden National Corp.                    900 $    39,879       0.0%
#*  Cannae Holdings, Inc.                  8,442     174,412       0.0%
    Capital City Bank Group, Inc.          1,069      23,924       0.0%
    Capital One Financial Corp.           63,846   5,785,725       0.2%
    Capitol Federal Financial, Inc.       16,210     202,139       0.0%
    Carolina Financial Corp.                 853      33,446       0.0%
    Cathay General Bancorp                10,064     402,661       0.0%
    Cboe Global Markets, Inc.             13,890   1,483,174       0.1%
    CenterState Banks Corp.               13,823     400,591       0.0%
    Central Pacific Financial Corp.        4,331     125,945       0.0%
    Charles Schwab Corp. (The)           156,891   8,735,691       0.3%
    Chemical Financial Corp.               9,363     513,935       0.0%
    Chubb, Ltd.                           60,531   8,212,241       0.3%
    Cincinnati Financial Corp.            19,015   1,337,515       0.1%
    CIT Group, Inc.                       23,481   1,243,319       0.1%
    Citigroup, Inc.                      366,966  25,052,769       0.7%
    Citizens Community Bancorp, Inc.         600       8,382       0.0%
    Citizens Financial Group, Inc.        63,145   2,619,886       0.1%
#*  Citizens, Inc.                         4,015      31,197       0.0%
#   City Holding Co.                       1,857     132,924       0.0%
    CME Group, Inc.                       45,265   7,137,385       0.2%
    CNA Financial Corp.                    4,268     215,363       0.0%
    CNB Financial Corp.                      280       7,941       0.0%
    CNO Financial Group, Inc.             21,200     454,528       0.0%
    CoBiz Financial, Inc.                  4,952      99,783       0.0%
#   Cohen & Steers, Inc.                   3,355     134,536       0.0%
#   Columbia Banking System, Inc.          9,823     394,983       0.0%
    Comerica, Inc.                        22,555   2,133,252       0.1%
#   Commerce Bancshares, Inc.             14,093     895,187       0.0%
#   Community Bank System, Inc.            7,087     398,644       0.0%
    Community Trust Bancorp, Inc.          1,749      83,952       0.0%
#   ConnectOne Bancorp, Inc.               3,250      85,800       0.0%
*   Consumer Portfolio Services, Inc.      1,025       3,506       0.0%
#*  Cowen, Inc.                            6,121      94,876       0.0%
    Crawford & Co. Class A                 3,717      28,695       0.0%
    Crawford & Co. Class B                 1,800      14,436       0.0%
#*  Credit Acceptance Corp.                  897     296,763       0.0%
#   Cullen/Frost Bankers, Inc.             8,690     994,571       0.0%
*   Customers Bancorp, Inc.                2,950      85,019       0.0%
    CVB Financial Corp.                   13,135     290,940       0.0%
    Diamond Hill Investment Group, Inc.      388      75,823       0.0%
    Dime Community Bancshares, Inc.        5,980     118,105       0.0%
    Discover Financial Services           50,145   3,572,831       0.1%
    Donegal Group, Inc. Class A            1,374      19,126       0.0%
#*  Donnelley Financial Solutions, Inc.    8,344     153,530       0.0%
*   E*TRADE Financial Corp.               35,391   2,147,526       0.1%
*   Eagle Bancorp, Inc.                    3,968     232,922       0.0%
    East West Bancorp, Inc.               18,946   1,262,183       0.1%
    Eaton Vance Corp.                     16,658     906,029       0.0%
*   eHealth, Inc.                          2,800      52,752       0.0%
    EMC Insurance Group, Inc.              1,299      33,748       0.0%
    Employers Holdings, Inc.               3,900     159,510       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE+    OF NET ASSETS**
                                                 ------ ----------- ---------------
Financials -- (Continued)
#*  Encore Capital Group, Inc.                    2,794 $   124,612       0.0%
*   Enova International, Inc.                     2,690      78,817       0.0%
*   Enstar Group, Ltd.                            1,377     289,377       0.0%
    Enterprise Financial Services Corp.           3,580     182,043       0.0%
    Erie Indemnity Co. Class A                    3,717     434,034       0.0%
    ESSA Bancorp, Inc.                              707      10,336       0.0%
*   Essent Group, Ltd.                           11,696     385,500       0.0%
    Evercore, Inc. Class A                        5,480     554,850       0.0%
    Everest Re Group, Ltd.                        5,600   1,302,952       0.1%
#*  Ezcorp, Inc. Class A                          4,723      64,705       0.0%
#   FactSet Research Systems, Inc.                5,709   1,079,629       0.0%
    FBL Financial Group, Inc. Class A             2,100     163,275       0.0%
*   FCB Financial Holdings, Inc. Class A          6,566     379,515       0.0%
    Federal Agricultural Mortgage Corp. Class C   1,372     117,320       0.0%
    Federated Investors, Inc. Class B            12,401     328,254       0.0%
    Federated National Holding Co.                1,029      17,390       0.0%
    Fidelity Southern Corp.                       1,153      26,208       0.0%
    Fifth Third Bancorp                          98,001   3,250,693       0.1%
    Financial Engines, Inc.                       6,782     302,816       0.0%
    Financial Institutions, Inc.                  1,243      38,657       0.0%
    First American Financial Corp.               13,879     709,356       0.0%
*   First BanCorp(2296926)                       37,277     269,140       0.0%
    First Bancorp(2351494)                        4,600     175,490       0.0%
    First Busey Corp.                             4,518     133,959       0.0%
    First Citizens BancShares, Inc. Class A       1,022     441,800       0.0%
    First Commonwealth Financial Corp.           18,545     280,771       0.0%
    First Community Bancshares, Inc.              1,700      52,751       0.0%
    First Defiance Financial Corp.                1,538      91,757       0.0%
    First Financial Bancorp                      10,146     314,019       0.0%
#   First Financial Bankshares, Inc.              7,170     355,274       0.0%
    First Financial Corp.                         1,100      47,025       0.0%
    First Horizon National Corp.                 37,989     695,199       0.0%
    First Interstate Bancsystem, Inc. Class A     3,727     150,944       0.0%
    First Merchants Corp.                         6,618     285,103       0.0%
#   First Midwest Bancorp, Inc.                  13,632     331,394       0.0%
#   First Republic Bank                          19,638   1,823,781       0.1%
    FirstCash, Inc.                               7,602     659,093       0.0%
*   Flagstar Bancorp, Inc.                        2,228      76,977       0.0%
    Flushing Financial Corp.                      3,663      94,908       0.0%
    FNB Corp.                                    48,442     629,746       0.0%
    FNF Group                                    26,750     985,203       0.0%
    Franklin Resources, Inc.                     46,720   1,571,661       0.1%
    Fulton Financial Corp.                       24,716     417,700       0.0%
#   GAMCO Investors, Inc. Class A                   467      11,979       0.0%
*   Genworth Financial, Inc. Class A             57,056     157,475       0.0%
    German American Bancorp, Inc.                 2,097      70,774       0.0%
#   Glacier Bancorp, Inc.                        10,240     379,187       0.0%
    Global Indemnity, Ltd.                        1,204      49,232       0.0%
    Goldman Sachs Group, Inc. (The)              46,282  11,030,389       0.3%
*   Great Elm Capital Group, Inc.                 1,106       4,313       0.0%
    Great Southern Bancorp, Inc.                  1,100      58,135       0.0%
    Great Western Bancorp, Inc.                   7,415     305,053       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Financials -- (Continued)
*   Green Bancorp, Inc.                              2,188 $    49,339       0.0%
*   Green Dot Corp. Class A                          6,227     378,664       0.0%
#   Greenhill & Co., Inc.                            2,931      59,499       0.0%
#*  Greenlight Capital Re, Ltd. Class A              2,682      41,571       0.0%
    Guaranty Bancorp                                 3,306      94,221       0.0%
*   Hallmark Financial Services, Inc.                1,034      10,619       0.0%
    Hancock Holding Co.                             12,798     625,182       0.0%
    Hanmi Financial Corp.                            4,412     121,771       0.0%
    Hanover Insurance Group, Inc. (The)              5,156     592,167       0.0%
    Hartford Financial Services Group, Inc. (The)   49,236   2,650,866       0.1%
    HCI Group, Inc.                                  1,104      46,247       0.0%
#   Heartland Financial USA, Inc.                    4,337     232,680       0.0%
    Heritage Commerce Corp.                          6,041      99,616       0.0%
#   Heritage Financial Corp.                         5,382     159,845       0.0%
    Hilltop Holdings, Inc.                          10,020     224,648       0.0%
    Home BancShares, Inc.                           16,050     373,002       0.0%
#*  HomeStreet, Inc.                                 2,186      55,743       0.0%
*   HomeTrust Bancshares, Inc.                       1,062      27,718       0.0%
    Hope Bancorp, Inc.                              15,457     267,252       0.0%
    HopFed Bancorp, Inc.                               208       3,118       0.0%
    Horace Mann Educators Corp.                      4,078     182,287       0.0%
    Houlihan Lokey, Inc.                             5,896     262,372       0.0%
    Huntington Bancshares, Inc.                    136,546   2,035,901       0.1%
    Iberiabank Corp.                                 6,455     483,802       0.0%
#   Independence Holding Co.                         2,640      93,456       0.0%
#   Independent Bank Corp.                           3,127     226,082       0.0%
    Independent Bank Group, Inc.                     2,500     178,500       0.0%
    Infinity Property & Casualty Corp.                 800     105,600       0.0%
#   Interactive Brokers Group, Inc. Class A          9,172     680,562       0.0%
    Intercontinental Exchange, Inc.                 76,663   5,555,001       0.2%
    International Bancshares Corp.                   7,870     313,226       0.0%
*   INTL. FCStone, Inc.                              3,928     176,053       0.0%
    Invesco, Ltd.                                   48,960   1,418,371       0.1%
    Investment Technology Group, Inc.                3,824      77,321       0.0%
    Investors Bancorp, Inc.                         40,700     544,159       0.0%
    James River Group Holdings, Ltd.                   800      29,056       0.0%
#   Janus Henderson Group P.L.C.                    26,753     845,127       0.0%
    JPMorgan Chase & Co.                           466,465  50,742,063       1.5%
    Kearny Financial Corp.                          14,367     201,856       0.0%
    Kemper Corp.                                     4,800     324,000       0.0%
    KeyCorp                                        141,769   2,824,039       0.1%
    Kinsale Capital Group, Inc.                      3,185     164,187       0.0%
    Lakeland Bancorp, Inc.                           3,852      75,114       0.0%
    Lakeland Financial Corp.                         3,274     155,580       0.0%
    Lazard, Ltd. Class A                             3,641     198,143       0.0%
    LegacyTexas Financial Group, Inc.                5,327     218,780       0.0%
    Legg Mason, Inc.                                13,474     534,918       0.0%
#*  LendingClub Corp.                               39,596     106,513       0.0%
#*  LendingTree, Inc.                                1,121     267,246       0.0%
    Leucadia National Corp.                         44,374   1,066,751       0.0%
    Lincoln National Corp.                          28,868   2,039,236       0.1%
    Live Oak Bancshares, Inc.                        1,853      52,347       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES    VALUE+   OF NET ASSETS**
                                                 ------- ---------- ---------------
Financials -- (Continued)
           Loews Corp.                            36,005 $1,888,822       0.1%
           LPL Financial Holdings, Inc.           12,308    745,496       0.0%
           M&T Bank Corp.                         18,016  3,283,776       0.1%
           Macatawa Bank Corp.                       886      9,462       0.0%
           Maiden Holdings, Ltd.                   8,450     64,643       0.0%
*          Markel Corp.                            1,731  1,956,099       0.1%
#          MarketAxess Holdings, Inc.              5,027    998,513       0.0%
           Marlin Business Services Corp.          1,200     32,880       0.0%
           Marsh & McLennan Cos., Inc.            67,021  5,462,212       0.2%
           MB Financial, Inc.                      9,166    390,655       0.0%
#*         MBIA, Inc.                             14,600    124,392       0.0%
           Mercantile Bank Corp.                     285     10,061       0.0%
#          Mercury General Corp.                   3,136    143,409       0.0%
           Meridian Bancorp, Inc.                  4,269     80,684       0.0%
#          Meta Financial Group, Inc.              1,104    122,710       0.0%
           MetLife, Inc.                         121,230  5,779,034       0.2%
*          MGIC Investment Corp.                  15,500    155,310       0.0%
           MidSouth Bancorp, Inc.                    900     12,555       0.0%
           Moelis & Co. Class A                    6,804    366,055       0.0%
           Moody's Corp.                          21,979  3,564,994       0.1%
           Morgan Stanley                        178,152  9,196,206       0.3%
           Morningstar, Inc.                       2,287    248,322       0.0%
           MSCI, Inc.                             11,194  1,677,197       0.1%
           Nasdaq, Inc.                           15,231  1,345,202       0.1%
           National Bank Holdings Corp. Class A    4,119    144,906       0.0%
           National General Holdings Corp.         5,185    133,617       0.0%
           Navient Corp.                          42,747    566,825       0.0%
           Navigators Group, Inc. (The)            3,610    203,965       0.0%
#          NBT Bancorp, Inc.                       5,284    193,077       0.0%
           Nelnet, Inc. Class A                    3,140    165,823       0.0%
#          New York Community Bancorp, Inc.       66,746    792,942       0.0%
(degrees)  NewStar Financial, Inc.                 3,834      1,887       0.0%
*          NMI Holdings, Inc. Class A              2,977     41,231       0.0%
           Northern Trust Corp.                   28,417  3,033,515       0.1%
#          Northfield Bancorp, Inc.                5,064     80,214       0.0%
           Northrim BanCorp, Inc.                    600     21,120       0.0%
           Northwest Bancshares, Inc.             13,916    231,006       0.0%
           OceanFirst Financial Corp.              2,382     64,266       0.0%
#*         Ocwen Financial Corp.                  12,045     48,903       0.0%
           OFG Bancorp                             3,500     47,250       0.0%
           Old National Bancorp                   20,761    357,089       0.0%
           Old Republic International Corp.       29,682    605,513       0.0%
*          OneMain Holdings, Inc.                  7,140    220,269       0.0%
           Oppenheimer Holdings, Inc. Class A        765     20,540       0.0%
           Opus Bank                               2,493     70,303       0.0%
           Oritani Financial Corp.                 6,231     95,334       0.0%
*          Pacific Mercantile Bancorp              1,425     13,324       0.0%
#*         Pacific Premier Bancorp, Inc.           4,952    196,842       0.0%
           PacWest Bancorp                        15,683    803,597       0.0%
           Park National Corp.                     1,287    138,842       0.0%
#          Patriot National Bancorp, Inc.             20        388       0.0%
           Peapack Gladstone Financial Corp.       1,562     51,608       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES    VALUE+   OF NET ASSETS**
                                               ------- ---------- ---------------
Financials -- (Continued)
*   PennyMac Financial Services, Inc. Class A    1,040 $   21,424       0.0%
#   People's United Financial, Inc.             42,047    769,040       0.0%
    Peoples Bancorp, Inc.                        1,197     42,924       0.0%
*   PHH Corp.                                    7,333     77,803       0.0%
#   Pinnacle Financial Partners, Inc.            8,368    535,970       0.0%
    Piper Jaffray Cos.                           1,704    119,365       0.0%
#   PJT Partners, Inc. Class A                   1,289     71,527       0.0%
    PNC Financial Services Group, Inc. (The)    62,426  9,089,850       0.3%
    Popular, Inc.                               12,467    577,097       0.0%
#*  PRA Group, Inc.                              5,700    202,920       0.0%
    Preferred Bank                               1,290     82,225       0.0%
    Primerica, Inc.                              6,182    598,109       0.0%
    Principal Financial Group, Inc.             36,340  2,152,055       0.1%
    ProAssurance Corp.                           6,800    321,640       0.0%
    Progressive Corp. (The)                     76,799  4,630,212       0.1%
#   Prosperity Bancshares, Inc.                  7,608    546,026       0.0%
    Provident Financial Services, Inc.           8,862    231,475       0.0%
    Prudential Financial, Inc.                  56,775  6,036,318       0.2%
    Pzena Investment Management, Inc. Class A      566      4,958       0.0%
    Radian Group, Inc.                           9,498    135,821       0.0%
    Raymond James Financial, Inc.               16,029  1,438,603       0.1%
*   Regional Management Corp.                      133      4,372       0.0%
    Regions Financial Corp.                    152,281  2,847,655       0.1%
    Reinsurance Group of America, Inc.           7,890  1,178,766       0.0%
    RenaissanceRe Holdings, Ltd.                 5,405    735,296       0.0%
    Renasant Corp.                               7,295    329,953       0.0%
    Republic Bancorp, Inc. Class A                 805     33,947       0.0%
*   Republic First Bancorp, Inc.                   500      4,150       0.0%
    Riverview Bancorp, Inc.                      1,205     11,315       0.0%
#   RLI Corp.                                    4,500    284,760       0.0%
    S&P Global, Inc.                            33,508  6,319,609       0.2%
    S&T Bancorp, Inc.                            3,234    138,027       0.0%
#*  Safeguard Scientifics, Inc.                  1,767     22,883       0.0%
    Safety Insurance Group, Inc.                 1,800    144,000       0.0%
    Sandy Spring Bancorp, Inc.                   3,259    129,154       0.0%
    Santander Consumer USA Holdings, Inc.       11,747    216,732       0.0%
*   Seacoast Banking Corp. of Florida            1,885     52,083       0.0%
    SEI Investments Co.                         17,903  1,132,007       0.0%
    Selective Insurance Group, Inc.              8,098    479,402       0.0%
#   ServisFirst Bancshares, Inc.                 5,118    214,751       0.0%
    SI Financial Group, Inc.                     1,347     19,262       0.0%
    Sierra Bancorp                                 240      6,686       0.0%
*   Signature Bank                               6,794    863,857       0.0%
    Simmons First National Corp. Class A        11,400    344,280       0.0%
*   SLM Corp.                                   53,247    611,276       0.0%
    South State Corp.                            4,405    381,253       0.0%
#   Southside Bancshares, Inc.                   3,294    114,730       0.0%
    State Auto Financial Corp.                   1,800     56,214       0.0%
    State Bank Financial Corp.                   4,437    139,810       0.0%
    State Street Corp.                          49,806  4,969,643       0.2%
#   Sterling Bancorp                            30,548    725,515       0.0%
    Stewart Information Services Corp.           2,494    104,025       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    Stifel Financial Corp.                    9,389 $   547,191       0.0%
    Stock Yards Bancorp, Inc.                 2,599      97,333       0.0%
    SunTrust Banks, Inc.                     62,750   4,191,700       0.1%
*   SVB Financial Group                       6,792   2,034,951       0.1%
    Synchrony Financial                     104,401   3,462,981       0.1%
    Synovus Financial Corp.                  16,107     841,913       0.0%
    T Rowe Price Group, Inc.                 32,120   3,655,898       0.1%
    TCF Financial Corp.                      18,696     464,222       0.0%
    TD Ameritrade Holding Corp.              34,548   2,006,893       0.1%
    Territorial Bancorp, Inc.                   840      25,570       0.0%
*   Texas Capital Bancshares, Inc.            5,603     552,736       0.0%
#   TFS Financial Corp.                       9,945     148,280       0.0%
    Tompkins Financial Corp.                  1,215      94,406       0.0%
    Torchmark Corp.                          14,850   1,288,089       0.1%
    Towne Bank                                7,933     237,197       0.0%
    Travelers Cos., Inc. (The)               36,137   4,755,629       0.2%
    Trico Bancshares                          1,628      60,838       0.0%
*   Triumph Bancorp, Inc.                     1,500      58,275       0.0%
    TrustCo Bank Corp. NY                     7,300      62,415       0.0%
    Trustmark Corp.                          10,591     331,604       0.0%
    U.S. Bancorp.                           221,121  11,155,554       0.3%
#   UMB Financial Corp.                       4,774     365,593       0.0%
    Umpqua Holdings Corp.                    24,579     579,081       0.0%
#   Union Bankshares Corp.                    6,055     228,940       0.0%
#   United Bankshares, Inc.                  13,136     445,967       0.0%
    United Community Banks, Inc.             10,398     332,008       0.0%
    United Community Financial Corp.            596       6,037       0.0%
    United Financial Bancorp, Inc.            5,504      90,981       0.0%
    United Fire Group, Inc.                   2,765     139,052       0.0%
    United Security Bancshares                1,875      20,813       0.0%
    Universal Insurance Holdings, Inc.        3,536     114,743       0.0%
    Univest Corp. of Pennsylvania             2,249      64,659       0.0%
    Unum Group                               29,554   1,429,823       0.1%
    Validus Holdings, Ltd.                    9,771     662,181       0.0%
#   Valley National Bancorp                  36,709     460,698       0.0%
    Value Line, Inc.                            300       5,844       0.0%
#   Virtu Financial, Inc. Class A             4,550     163,800       0.0%
#   Virtus Investment Partners, Inc.            750      86,513       0.0%
    Voya Financial, Inc.                     24,481   1,281,580       0.1%
#   Waddell & Reed Financial, Inc. Class A    9,308     188,394       0.0%
    Walker & Dunlop, Inc.                     4,440     253,568       0.0%
    Washington Federal, Inc.                 11,396     361,823       0.0%
    Washington Trust Bancorp, Inc.            1,700      94,180       0.0%
    Waterstone Financial, Inc.                1,767      30,304       0.0%
    Webster Financial Corp.                  13,134     790,535       0.0%
    Wells Fargo & Co.                       625,599  32,506,124       1.0%
    WesBanco, Inc.                            4,109     179,974       0.0%
    West Bancorporation, Inc.                 2,033      49,504       0.0%
#   Westamerica Bancorporation                3,200     178,592       0.0%
*   Western Alliance Bancorp                 14,411     849,961       0.0%
#   Western New England Bancorp, Inc.         4,099      44,269       0.0%
    Westwood Holdings Group, Inc.               700      40,586       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Financials -- (Continued)
    White Mountains Insurance Group, Ltd.      700 $    605,703       0.0%
    Willis Towers Watson P.L.C.             16,990    2,523,185       0.1%
    Wintrust Financial Corp.                 7,273      650,570       0.0%
    WisdomTree Investments, Inc.            14,488      153,138       0.0%
#*  World Acceptance Corp.                     100       10,250       0.0%
    WR Berkley Corp.                        13,732    1,023,858       0.0%
    WSFS Financial Corp.                     4,531      227,003       0.0%
    XL Group, Ltd.                          34,713    1,929,696       0.1%
#   Zions Bancorporation                    25,393    1,390,267       0.1%
                                                   ------------      ----
Total Financials                                    538,623,534      15.5%
                                                   ------------      ----
Health Care -- (13.0%)
    Abaxis, Inc.                             2,807      186,862       0.0%
    Abbott Laboratories                    232,111   13,492,612       0.4%
    AbbVie, Inc.                           212,137   20,481,827       0.6%
*   ABIOMED, Inc.                            5,535    1,665,758       0.1%
#*  Acadia Healthcare Co., Inc.             11,576      411,874       0.0%
#*  Accuray, Inc.                              125          625       0.0%
#   Aceto Corp.                              4,554       11,476       0.0%
*   Achillion Pharmaceuticals, Inc.          1,800        6,786       0.0%
#*  Acorda Therapeutics, Inc.                6,040      139,524       0.0%
*   Addus HomeCare Corp.                       340       17,850       0.0%
    Aetna, Inc.                             44,642    7,993,150       0.2%
    Agilent Technologies, Inc.              43,898    2,885,855       0.1%
#*  Agios Pharmaceuticals, Inc.              7,675      644,009       0.0%
#*  Akorn, Inc.                             10,057      145,123       0.0%
*   Alexion Pharmaceuticals, Inc.           29,462    3,465,615       0.1%
*   Align Technology, Inc.                   9,211    2,301,368       0.1%
#*  Alkermes P.L.C.                         21,525      952,912       0.0%
    Allergan P.L.C.                         43,042    6,613,403       0.2%
*   Allscripts Healthcare Solutions, Inc.   22,760      264,471       0.0%
#*  Alnylam Pharmaceuticals, Inc.           10,827    1,023,476       0.0%
#*  AMAG Pharmaceuticals, Inc.               4,612       94,777       0.0%
#*  Amedisys, Inc.                           4,237      280,023       0.0%
    AmerisourceBergen Corp.                 21,828    1,977,180       0.1%
    Amgen, Inc.                             95,896   16,731,934       0.5%
#*  AMN Healthcare Services, Inc.            6,328      423,027       0.0%
*   Amphastar Pharmaceuticals, Inc.          2,755       52,593       0.0%
    Analogic Corp.                           1,900      157,890       0.0%
*   AngioDynamics, Inc.                      8,111      157,191       0.0%
#*  ANI Pharmaceuticals, Inc.                  786       46,649       0.0%
*   Anika Therapeutics, Inc.                 1,888       83,091       0.0%
    Anthem, Inc.                            34,217    8,074,870       0.2%
*   Aptevo Therapeutics, Inc.                2,299       10,185       0.0%
#*  Aralez Pharmaceuticals, Inc.             3,692        5,206       0.0%
#*  athenahealth, Inc.                       5,298      648,846       0.0%
    Atrion Corp.                               200      124,420       0.0%
*   Avexis, Inc.                             4,268      907,633       0.0%
    Baxter International, Inc.              66,519    4,623,070       0.1%
    Becton Dickinson and Co.                34,783    8,065,134       0.2%
*   Bio-Rad Laboratories, Inc. Class A       3,113      789,799       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE+    OF NET ASSETS**
                                                    ------- ----------- ---------------
Health Care -- (Continued)
    Bio-Techne Corp.                                  5,789 $   873,618       0.0%
*   Biogen, Inc.                                     27,534   7,533,302       0.2%
#*  BioMarin Pharmaceutical, Inc.                    21,146   1,765,902       0.1%
#*  BioScrip, Inc.                                    6,872      18,073       0.0%
*   BioSpecifics Technologies Corp.                     324      13,744       0.0%
#*  BioTelemetry, Inc.                                3,663     139,927       0.0%
#*  Bluebird Bio, Inc.                                7,132   1,213,510       0.0%
#*  Blueprint Medicines Corp.                         4,783     366,952       0.0%
*   Boston Scientific Corp.                         181,348   5,208,315       0.2%
    Bristol-Myers Squibb Co.                        218,494  11,390,092       0.3%
*   Brookdale Senior Living, Inc.                    20,613     149,238       0.0%
    Bruker Corp.                                     14,667     433,117       0.0%
#*  Cambrex Corp.                                     4,241     224,561       0.0%
    Cantel Medical Corp.                              4,830     541,298       0.0%
#*  Capital Senior Living Corp.                       3,849      45,226       0.0%
#   Cardinal Health, Inc.                            40,513   2,599,719       0.1%
#*  Catalent, Inc.                                   19,110     785,612       0.0%
*   Celgene Corp.                                   102,619   8,938,115       0.3%
*   Centene Corp.                                    22,244   2,415,254       0.1%
*   Cerner Corp.                                     37,289   2,172,084       0.1%
*   Charles River Laboratories International, Inc.    7,143     744,229       0.0%
    Chemed Corp.                                      2,300     708,906       0.0%
    Cigna Corp.                                      32,930   5,658,033       0.2%
#*  Community Health Systems, Inc.                   13,689      51,744       0.0%
#   Computer Programs & Systems, Inc.                 1,145      34,178       0.0%
*   Concert Pharmaceuticals, Inc.                     2,800      51,100       0.0%
    CONMED Corp.                                      3,600     234,108       0.0%
    Cooper Cos., Inc. (The)                           5,856   1,339,326       0.1%
#*  Corcept Therapeutics, Inc.                       14,598     243,495       0.0%
*   CorVel Corp.                                      1,800      88,290       0.0%
#*  Cotiviti Holdings, Inc.                           5,171     178,606       0.0%
*   Cross Country Healthcare, Inc.                    5,300      66,674       0.0%
*   CryoLife, Inc.                                    3,061      68,719       0.0%
#*  Cumberland Pharmaceuticals, Inc.                  2,792      18,120       0.0%
*   Cutera, Inc.                                      1,850      92,778       0.0%
    CVS Health Corp.                                132,079   9,223,077       0.3%
    Danaher Corp.                                    83,611   8,387,856       0.3%
*   DaVita, Inc.                                     20,640   1,295,986       0.1%
    DENTSPLY SIRONA, Inc.                            28,253   1,422,256       0.1%
*   Depomed, Inc.                                     8,100      50,868       0.0%
#*  DexCom, Inc.                                     11,386     833,227       0.0%
#*  Diplomat Pharmacy, Inc.                           2,655      57,852       0.0%
*   Edwards Lifesciences Corp.                       26,529   3,378,733       0.1%
    Eli Lilly & Co.                                 132,399  10,733,587       0.3%
*   Emergent BioSolutions, Inc.                       6,931     359,442       0.0%
*   Enanta Pharmaceuticals, Inc.                      1,869     173,910       0.0%
    Encompass Health Corp.                           14,301     869,787       0.0%
*   Endo International P.L.C.                        24,480     140,270       0.0%
    Ensign Group, Inc. (The)                          6,268     174,689       0.0%
#*  Envision Healthcare Corp.                        13,925     517,592       0.0%
*   Enzo Biochem, Inc.                                3,718      22,308       0.0%
#*  Evolent Health, Inc. Class A                      1,429      23,579       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------- ----------- ---------------
Health Care -- (Continued)
#*  Exact Sciences Corp.                   17,284 $   864,373       0.0%
*   Exelixis, Inc.                         39,633     825,159       0.0%
*   Express Scripts Holding Co.            78,195   5,919,361       0.2%
*   Five Prime Therapeutics, Inc.           3,725      62,394       0.0%
    Gilead Sciences, Inc.                 172,976  12,494,056       0.4%
*   Globus Medical, Inc. Class A           10,657     545,532       0.0%
*   Haemonetics Corp.                       5,980     466,679       0.0%
#*  Halozyme Therapeutics, Inc.            18,650     353,044       0.0%
*   Halyard Health, Inc.                    7,033     333,153       0.0%
*   Hanger, Inc.                            3,139      57,444       0.0%
*   Harvard Bioscience, Inc.                4,139      23,799       0.0%
    HCA Healthcare, Inc.                   38,901   3,724,382       0.1%
#*  HealthEquity, Inc.                      8,405     551,956       0.0%
    HealthStream, Inc.                      2,809      65,141       0.0%
#*  Henry Schein, Inc.                     20,492   1,557,392       0.1%
#*  Heska Corp.                               628      51,257       0.0%
    Hill-Rom Holdings, Inc.                 8,528     731,958       0.0%
*   HMS Holdings Corp.                     10,350     186,403       0.0%
*   Hologic, Inc.                          32,851   1,274,290       0.1%
#*  Horizon Pharma P.L.C.                  15,973     211,483       0.0%
    Humana, Inc.                           18,707   5,503,225       0.2%
*   ICU Medical, Inc.                       2,432     612,134       0.0%
*   IDEXX Laboratories, Inc.               11,600   2,256,084       0.1%
*   Illumina, Inc.                         19,521   4,703,195       0.1%
*   Impax Laboratories, Inc.                7,940     149,272       0.0%
#*  Incyte Corp.                           24,762   1,533,758       0.1%
#*  Innoviva, Inc.                         12,321     178,654       0.0%
*   Inogen, Inc.                            2,436     342,453       0.0%
#*  Insulet Corp.                           6,822     586,692       0.0%
*   Integer Holdings Corp.                  5,040     276,696       0.0%
#*  Integra LifeSciences Holdings Corp.     8,200     505,366       0.0%
#*  Intra-Cellular Therapies, Inc.          7,505     130,737       0.0%
*   IntriCon Corp.                            800      18,640       0.0%
*   Intuitive Surgical, Inc.               14,665   6,464,039       0.2%
#   Invacare Corp.                          5,044      91,801       0.0%
#*  Ionis Pharmaceuticals, Inc.            17,930     771,528       0.0%
*   IQVIA Holdings, Inc.                   18,331   1,755,377       0.1%
#*  Jazz Pharmaceuticals P.L.C.             7,746   1,177,702       0.0%
    Johnson & Johnson                     360,665  45,620,516       1.3%
    Kindred Healthcare, Inc.               13,392     119,189       0.0%
*   Laboratory Corp. of America Holdings   12,484   2,131,643       0.1%
#*  Lannett Co., Inc.                       2,787      43,477       0.0%
*   Lantheus Holdings, Inc.                 7,644     136,063       0.0%
#   LeMaitre Vascular, Inc.                 2,283      71,800       0.0%
#*  LHC Group, Inc.                         4,672     347,690       0.0%
*   LifePoint Health, Inc.                  5,824     278,970       0.0%
#*  Ligand Pharmaceuticals, Inc.            1,893     293,131       0.0%
*   LivaNova P.L.C.                         5,154     457,572       0.0%
#*  Loxo Oncology, Inc.                     1,594     200,701       0.0%
#   Luminex Corp.                           5,316     113,497       0.0%
*   Magellan Health, Inc.                   2,600     218,010       0.0%
#*  Mallinckrodt P.L.C.                     9,202     119,626       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE+    OF NET ASSETS**
                                        ------- ----------- ---------------
Health Care -- (Continued)
*   Masimo Corp.                          7,494 $   672,437       0.0%
    McKesson Corp.                       27,723   4,330,610       0.1%
#*  Medidata Solutions, Inc.              8,530     608,701       0.0%
*   MEDNAX, Inc.                         11,228     515,477       0.0%
    Medtronic P.L.C.                    180,778  14,485,741       0.4%
    Merck & Co., Inc.                   357,324  21,035,664       0.6%
#   Meridian Bioscience, Inc.             8,963     130,860       0.0%
*   Merit Medical Systems, Inc.           7,199     349,151       0.0%
*   Mettler-Toledo International, Inc.    3,400   1,903,762       0.1%
#*  Molina Healthcare, Inc.               6,393     532,217       0.0%
#*  Momenta Pharmaceuticals, Inc.         4,800      99,840       0.0%
*   Mylan NV                             52,481   2,034,164       0.1%
*   Myriad Genetics, Inc.                 9,000     254,610       0.0%
    National HealthCare Corp.             1,000      61,280       0.0%
    National Research Corp.                 700      22,890       0.0%
*   Natus Medical, Inc.                   4,206     139,008       0.0%
#*  Nektar Therapeutics                  20,169   1,687,339       0.1%
#*  Neogen Corp.                          2,014     137,254       0.0%
#*  Neurocrine Biosciences, Inc.         11,646     944,258       0.0%
#*  NewLink Genetics Corp.                2,512      11,455       0.0%
#*  NuVasive, Inc.                        6,017     320,165       0.0%
*   Nuvectra Corp.                          916      11,798       0.0%
#*  Omnicell, Inc.                        5,051     217,698       0.0%
#*  OPKO Health, Inc.                    37,042     112,608       0.0%
*   OraSure Technologies, Inc.           10,193     180,722       0.0%
*   Orthofix International NV             2,122     129,484       0.0%
#   Owens & Minor, Inc.                   6,767     109,964       0.0%
#   Patterson Cos., Inc.                 10,936     254,590       0.0%
#*  PDL BioPharma, Inc.                  14,616      42,679       0.0%
#*  Penumbra, Inc.                        2,548     316,844       0.0%
#   PerkinElmer, Inc.                    13,500     990,360       0.0%
#   Perrigo Co. P.L.C.                   15,742   1,230,080       0.0%
    Pfizer, Inc.                        795,948  29,139,656       0.9%
    Phibro Animal Health Corp. Class A    3,417     144,539       0.0%
*   PRA Health Sciences, Inc.             7,026     577,326       0.0%
#*  Premier, Inc. Class A                 8,307     274,048       0.0%
#*  Prestige Brands Holdings, Inc.        6,011     176,964       0.0%
*   ProPhase Labs, Inc.                       6          17       0.0%
*   Providence Service Corp. (The)        1,602     121,560       0.0%
*   Quality Systems, Inc.                 9,893     132,863       0.0%
    Quest Diagnostics, Inc.              17,526   1,773,631       0.1%
*   Quidel Corp.                          5,538     314,005       0.0%
#*  Quorum Health Corp.                   3,422      24,125       0.0%
*   R1 RCM, Inc.                          9,353      69,493       0.0%
*   RadNet, Inc.                          1,992      26,394       0.0%
*   Regeneron Pharmaceuticals, Inc.      10,167   3,087,515       0.1%
#*  Repligen Corp.                        3,600     133,200       0.0%
    ResMed, Inc.                         17,341   1,641,152       0.1%
#*  Retrophin, Inc.                       4,172     104,717       0.0%
*   RTI Surgical, Inc.                    5,843      25,709       0.0%
#*  Sage Therapeutics, Inc.               6,053     871,148       0.0%
#*  Sarepta Therapeutics, Inc.            7,465     570,027       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE+    OF NET ASSETS**
                                             ------- ------------ ---------------
Health Care -- (Continued)
*   SeaSpine Holdings Corp.                      866 $      9,968       0.0%
#*  Seattle Genetics, Inc.                    15,177      776,911       0.0%
*   Select Medical Holdings Corp.             11,059      199,615       0.0%
#*  Spectrum Pharmaceuticals, Inc.             6,160       98,067       0.0%
#   STERIS P.L.C.                             11,989    1,133,200       0.0%
    Stryker Corp.                             43,271    7,330,973       0.2%
*   Supernus Pharmaceuticals, Inc.             7,081      332,099       0.0%
*   Surmodics, Inc.                            1,400       52,290       0.0%
*   Syneos Health, Inc.                        8,908      339,395       0.0%
#*  Taro Pharmaceutical Industries, Ltd.       2,023      206,306       0.0%
    Teleflex, Inc.                             5,973    1,600,047       0.1%
#*  Tenet Healthcare Corp.                    16,918      405,017       0.0%
    Thermo Fisher Scientific, Inc.            53,401   11,232,900       0.3%
#*  Tivity Health, Inc.                        4,800      172,560       0.0%
*   Triple-S Management Corp. Class B          2,513       71,244       0.0%
*   United Therapeutics Corp.                  5,524      608,248       0.0%
    UnitedHealth Group, Inc.                 129,493   30,612,145       0.9%
    Universal Health Services, Inc. Class B   11,283    1,288,519       0.1%
#   US Physical Therapy, Inc.                  1,602      146,182       0.0%
    Utah Medical Products, Inc.                  276       28,028       0.0%
*   Varex Imaging Corp.                        4,622      166,346       0.0%
#*  Varian Medical Systems, Inc.              11,557    1,335,874       0.1%
*   Veeva Systems, Inc. Class A               14,439    1,012,607       0.0%
*   Vertex Pharmaceuticals, Inc.              32,992    5,053,055       0.2%
*   Waters Corp.                               9,800    1,846,418       0.1%
*   WellCare Health Plans, Inc.                6,000    1,230,960       0.0%
    West Pharmaceutical Services, Inc.         9,389      828,204       0.0%
*   Xencor, Inc.                               2,476       71,779       0.0%
    Zimmer Biomet Holdings, Inc.              25,089    2,889,500       0.1%
    Zoetis, Inc.                              63,455    5,297,223       0.2%
                                                     ------------      ----
Total Health Care                                     476,995,051      13.8%
                                                     ------------      ----
Industrials -- (10.4%)
    3M Co.                                    78,879   15,333,289       0.5%
#   AAON, Inc.                                 5,518      187,612       0.0%
    AAR Corp.                                  3,583      155,144       0.0%
#   ABM Industries, Inc.                       8,770      273,010       0.0%
#*  Acacia Research Corp.                      4,362       15,921       0.0%
    ACCO Brands Corp.                         14,620      176,171       0.0%
#   Acme United Corp.                            400        8,544       0.0%
#   Actuant Corp. Class A                      7,200      169,560       0.0%
#   Acuity Brands, Inc.                        5,582      668,556       0.0%
#   Advanced Drainage Systems, Inc.            4,700      118,440       0.0%
*   AECOM                                     20,059      690,832       0.0%
*   Aegion Corp.                               6,240      141,586       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.         11,251      314,353       0.0%
#*  Aerovironment, Inc.                        2,727      148,621       0.0%
    AGCO Corp.                                 8,213      514,791       0.0%
    Air Lease Corp.                           13,393      558,354       0.0%
*   Air Transport Services Group, Inc.         8,719      176,473       0.0%
    Alamo Group, Inc.                          1,990      217,845       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE+    OF NET ASSETS**
                                           ------ ----------- ---------------
Industrials -- (Continued)
#   Alaska Air Group, Inc.                 16,164 $ 1,049,529       0.0%
    Albany International Corp. Class A      4,033     238,552       0.0%
#   Allegiant Travel Co.                    1,647     263,932       0.0%
    Allegion P.L.C.                        12,131     936,271       0.0%
    Allison Transmission Holdings, Inc.    19,770     770,832       0.0%
    Altra Industrial Motion Corp.           4,206     175,180       0.0%
    AMERCO                                  1,054     355,746       0.0%
*   Ameresco, Inc. Class A                  1,700      20,145       0.0%
#   American Airlines Group, Inc.          69,200   2,970,756       0.1%
#   American Railcar Industries, Inc.       1,606      60,948       0.0%
#*  American Woodmark Corp.                 2,688     220,954       0.0%
    AMETEK, Inc.                           28,614   1,997,257       0.1%
    AO Smith Corp.                         19,664   1,206,386       0.1%
#   Apogee Enterprises, Inc.                3,751     154,204       0.0%
    Applied Industrial Technologies, Inc.   4,882     312,204       0.0%
*   ARC Document Solutions, Inc.            3,000       6,600       0.0%
    ArcBest Corp.                           3,000      96,300       0.0%
    Arconic, Inc.                          60,200   1,072,162       0.1%
    Argan, Inc.                             2,247      89,880       0.0%
*   Armstrong Flooring, Inc.                2,667      32,937       0.0%
*   Armstrong World Industries, Inc.        5,335     298,760       0.0%
*   ASGN, Inc.                              5,785     466,445       0.0%
    Astec Industries, Inc.                  2,360     131,122       0.0%
*   Astronics Corp.                         2,458      89,914       0.0%
#*  Astronics Corp. Class B                 1,462      53,378       0.0%
#*  Atlas Air Worldwide Holdings, Inc.      3,609     228,811       0.0%
*   Avis Budget Group, Inc.                11,377     562,138       0.0%
#*  Axon Enterprise, Inc.                   5,800     243,484       0.0%
#   AZZ, Inc.                               3,800     169,290       0.0%
    Barnes Group, Inc.                      7,772     431,579       0.0%
    Barrett Business Services, Inc.           825      72,204       0.0%
*   Beacon Roofing Supply, Inc.             9,026     441,823       0.0%
*   BMC Stock Holdings, Inc.                7,729     133,325       0.0%
    Boeing Co. (The)                       75,795  25,282,180       0.7%
    Brady Corp. Class A                     6,680     243,152       0.0%
    Briggs & Stratton Corp.                 4,639      83,641       0.0%
    Brink's Co. (The)                       6,859     506,194       0.0%
*   Builders FirstSource, Inc.             15,878     289,456       0.0%
    BWX Technologies, Inc.                 12,816     868,925       0.0%
*   CAI International, Inc.                 1,400      31,472       0.0%
    Carlisle Cos., Inc.                     8,398     904,717       0.0%
*   Casella Waste Systems, Inc. Class A     4,538     111,226       0.0%
    Caterpillar, Inc.                      78,560  11,340,922       0.3%
*   CBIZ, Inc.                              5,600     104,160       0.0%
    CECO Environmental Corp.                1,246       5,856       0.0%
#   CH Robinson Worldwide, Inc.            17,200   1,582,916       0.1%
#*  Chart Industries, Inc.                  3,701     209,995       0.0%
#   Chicago Bridge & Iron Co. NV           12,665     191,241       0.0%
#*  Cimpress NV                             3,505     504,054       0.0%
    Cintas Corp.                           10,900   1,856,270       0.1%
#   CIRCOR International, Inc.              1,580      66,945       0.0%
*   Civeo Corp.                            11,400      38,190       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES    VALUE+   OF NET ASSETS**
                                                  ------- ---------- ---------------
Industrials -- (Continued)
*   Clean Harbors, Inc.                             7,136 $  326,829       0.0%
*   Colfax Corp.                                   14,328    444,311       0.0%
    Columbus McKinnon Corp.                         2,000     71,760       0.0%
    Comfort Systems USA, Inc.                       4,929    208,004       0.0%
#*  Command Security Corp.                          1,531      4,302       0.0%
*   Commercial Vehicle Group, Inc.                  2,700     18,117       0.0%
*   Continental Building Products, Inc.             5,343    150,138       0.0%
    Copa Holdings SA Class A                        4,320    506,174       0.0%
#*  Copart, Inc.                                   28,006  1,430,546       0.1%
*   CoStar Group, Inc.                              4,733  1,735,402       0.1%
#   Covanta Holding Corp.                          14,735    219,551       0.0%
*   Covenant Transportation Group, Inc. Class A       779     21,617       0.0%
*   CPI Aerostructures, Inc.                          541      5,167       0.0%
    CRA International, Inc.                         1,100     62,117       0.0%
    Crane Co.                                       7,350    614,754       0.0%
*   CSW Industrials, Inc.                             344     14,912       0.0%
    CSX Corp.                                     121,553  7,219,033       0.2%
    Cubic Corp.                                     2,550    157,462       0.0%
    Cummins, Inc.                                  20,566  3,287,681       0.1%
    Curtiss-Wright Corp.                            5,700    729,828       0.0%
    Deere & Co.                                    35,100  4,750,083       0.2%
    Delta Air Lines, Inc.                          95,139  4,968,159       0.2%
#   Deluxe Corp.                                    6,298    431,665       0.0%
#   Donaldson Co., Inc.                            18,412    814,915       0.0%
    Douglas Dynamics, Inc.                          3,141    131,137       0.0%
    Dover Corp.                                    19,380  1,796,526       0.1%
*   Ducommun, Inc.                                  1,100     31,999       0.0%
    Dun & Bradstreet Corp. (The)                    5,076    585,314       0.0%
*   DXP Enterprises, Inc.                           1,275     46,283       0.0%
#*  Dycom Industries, Inc.                          3,988    414,194       0.0%
    Eastern Co. (The)                                 600     17,040       0.0%
    Eaton Corp. P.L.C.                             57,736  4,331,932       0.1%
*   Echo Global Logistics, Inc.                     2,925     79,852       0.0%
    EMCOR Group, Inc.                               8,359    615,139       0.0%
    Emerson Electric Co.                           82,316  5,466,606       0.2%
    Encore Wire Corp.                               3,200    168,480       0.0%
    EnerSys                                         6,500    445,640       0.0%
*   Engility Holdings, Inc.                         2,859     72,676       0.0%
    Ennis, Inc.                                     2,716     48,616       0.0%
    EnPro Industries, Inc.                          3,100    232,965       0.0%
    Equifax, Inc.                                  14,483  1,622,820       0.1%
    ESCO Technologies, Inc.                         4,375    244,344       0.0%
    Essendant, Inc.                                 4,517     33,606       0.0%
*   Esterline Technologies Corp.                    3,500    251,475       0.0%
#   Expeditors International of Washington, Inc.   22,436  1,432,763       0.1%
    Exponent, Inc.                                  3,054    263,866       0.0%
#   Fastenal Co.                                   35,753  1,787,292       0.1%
    Federal Signal Corp.                            8,821    191,063       0.0%
    FedEx Corp.                                    33,482  8,276,750       0.3%
#   Flowserve Corp.                                17,034    756,480       0.0%
    Fluor Corp.                                    19,537  1,151,706       0.1%
    Forrester Research, Inc.                        1,137     45,253       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Industrials -- (Continued)
    Fortive Corp.                                40,349 $ 2,836,938       0.1%
    Fortune Brands Home & Security, Inc.         20,832   1,139,302       0.1%
    Forward Air Corp.                             4,083     220,441       0.0%
*   Franklin Covey Co.                            1,500      36,600       0.0%
    Franklin Electric Co., Inc.                   5,400     221,400       0.0%
    FreightCar America, Inc.                      1,200      16,728       0.0%
*   FTI Consulting, Inc.                          5,774     337,202       0.0%
*   Fuel Tech, Inc.                               1,700       2,176       0.0%
*   Gardner Denver Holdings, Inc.                15,674     495,769       0.0%
#   GATX Corp.                                    4,700     306,628       0.0%
*   Gencor Industries, Inc.                         600       9,330       0.0%
*   Generac Holdings, Inc.                        7,928     356,839       0.0%
#   General Cable Corp.                           5,629     166,900       0.0%
    General Dynamics Corp.                       33,346   6,712,883       0.2%
    General Electric Co.                      1,136,991  15,997,463       0.5%
#*  Genesee & Wyoming, Inc. Class A               9,401     669,351       0.0%
#*  Gibraltar Industries, Inc.                    4,240     149,036       0.0%
    Global Brass & Copper Holdings, Inc.          2,967      89,010       0.0%
#*  Global Power Equipment Group, Inc.            1,290       3,161       0.0%
*   GMS, Inc.                                     4,371     136,200       0.0%
#*  Goldfield Corp. (The)                         1,983       8,329       0.0%
    Gorman-Rupp Co. (The)                         2,441      76,843       0.0%
*   GP Strategies Corp.                           1,842      38,406       0.0%
    Graco, Inc.                                  24,201   1,064,602       0.0%
    Graham Corp.                                  1,500      32,370       0.0%
    Granite Construction, Inc.                    4,185     219,210       0.0%
*   Great Lakes Dredge & Dock Corp.               6,665      30,659       0.0%
    Greenbrier Cos., Inc. (The)                   2,169      95,111       0.0%
#   Griffon Corp.                                 5,003      99,560       0.0%
    H&E Equipment Services, Inc.                  7,853     254,045       0.0%
    Hardinge, Inc.                                  700      12,838       0.0%
    Harris Corp.                                 15,354   2,401,673       0.1%
*   Harsco Corp.                                 11,788     241,065       0.0%
    Hawaiian Holdings, Inc.                       5,838     240,526       0.0%
#*  HC2 Holdings, Inc.                              900       4,590       0.0%
*   HD Supply Holdings, Inc.                     25,171     974,369       0.0%
#   Healthcare Services Group, Inc.               8,963     346,241       0.0%
#   Heartland Express, Inc.                       5,162      92,038       0.0%
#   HEICO Corp.                                   4,531     398,048       0.0%
    HEICO Corp. Class A                           8,828     636,940       0.0%
    Heidrick & Struggles International, Inc.      1,861      70,067       0.0%
*   Herc Holdings, Inc.                           3,876     204,071       0.0%
    Herman Miller, Inc.                           7,886     242,100       0.0%
#*  Hertz Global Holdings, Inc.                   7,295     159,760       0.0%
    Hexcel Corp.                                 13,057     867,899       0.0%
*   Hill International, Inc.                      4,200      22,260       0.0%
    Hillenbrand, Inc.                             8,097     375,296       0.0%
    HNI Corp.                                     5,673     189,421       0.0%
    Honeywell International, Inc.                94,545  13,678,771       0.4%
*   Hub Group, Inc. Class A                       4,335     190,523       0.0%
    Hubbell, Inc.                                 6,730     698,978       0.0%
*   Hudson Global, Inc.                           3,600       6,768       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE+    OF NET ASSETS**
                                                ------- ----------- ---------------
Industrials -- (Continued)
    Huntington Ingalls Industries, Inc.           6,291 $ 1,530,034       0.1%
    Hurco Cos., Inc.                                883      39,029       0.0%
*   Huron Consulting Group, Inc.                  2,384      89,281       0.0%
    Hyster-Yale Materials Handling, Inc.          1,066      75,899       0.0%
    ICF International, Inc.                       1,750     117,425       0.0%
    IDEX Corp.                                   10,641   1,422,276       0.1%
#*  IES Holdings, Inc.                              858      14,500       0.0%
    Illinois Tool Works, Inc.                    40,302   5,723,690       0.2%
    Ingersoll-Rand P.L.C.                        33,095   2,776,340       0.1%
*   InnerWorkings, Inc.                           5,543      55,984       0.0%
*   Innovative Solutions & Support, Inc.          1,906       6,843       0.0%
    Insperity, Inc.                               5,654     453,733       0.0%
    Insteel Industries, Inc.                      2,000      60,060       0.0%
    Interface, Inc.                              12,469     274,318       0.0%
#*  Intersections, Inc.                           1,231       2,167       0.0%
    ITT, Inc.                                    10,889     532,363       0.0%
    Jacobs Engineering Group, Inc.               16,946     984,393       0.0%
#   JB Hunt Transport Services, Inc.             11,257   1,321,910       0.1%
#*  JELD-WEN Holding, Inc.                        7,812     219,595       0.0%
*   JetBlue Airways Corp.                        44,120     846,663       0.0%
#   John Bean Technologies Corp.                  4,198     452,334       0.0%
    Johnson Controls International P.L.C.       122,217   4,139,490       0.1%
    Kadant, Inc.                                  1,300     119,925       0.0%
    Kaman Corp.                                   3,749     227,339       0.0%
    Kansas City Southern                         12,659   1,349,829       0.1%
    KAR Auction Services, Inc.                   19,875   1,033,301       0.0%
#   KBR, Inc.                                    20,590     343,647       0.0%
    Kelly Services, Inc. Class A                  6,029     176,409       0.0%
#   Kennametal, Inc.                             11,431     416,660       0.0%
    Kforce, Inc.                                  3,290      87,349       0.0%
    Kimball International, Inc. Class B           5,500      90,860       0.0%
*   Kirby Corp.                                   7,885     672,590       0.0%
*   KLX, Inc.                                     6,951     543,777       0.0%
#   Knight-Swift Transportation Holdings, Inc.   18,185     709,397       0.0%
    Knoll, Inc.                                   5,103      97,314       0.0%
    Korn/Ferry International                      6,571     351,286       0.0%
#*  Kratos Defense & Security Solutions, Inc.    11,735     117,467       0.0%
    L3 Technologies, Inc.                         9,787   1,917,078       0.1%
    Landstar System, Inc.                         5,210     529,596       0.0%
*   Lawson Products, Inc.                           649      15,024       0.0%
#*  Layne Christensen Co.                         1,700      23,987       0.0%
*   LB Foster Co. Class A                           581      13,683       0.0%
#   Lennox International, Inc.                    5,200   1,005,524       0.0%
    Lincoln Electric Holdings, Inc.               8,460     701,080       0.0%
#   Lindsay Corp.                                 1,349     118,523       0.0%
    Lockheed Martin Corp.                        34,277  10,997,433       0.3%
    LSC Communications, Inc.                      3,156      55,167       0.0%
    LSI Industries, Inc.                          2,400      14,712       0.0%
*   Lydall, Inc.                                  2,505     111,723       0.0%
#   Macquarie Infrastructure Corp.               10,514     398,481       0.0%
#*  Manitowoc Co., Inc. (The)                     7,211     177,751       0.0%
    ManpowerGroup, Inc.                           8,643     827,308       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Industrials -- (Continued)
    Marten Transport, Ltd.                    5,596 $  109,122       0.0%
    Masco Corp.                              41,826  1,583,951       0.1%
*   Masonite International Corp.              3,796    230,417       0.0%
#*  MasTec, Inc.                             10,000    440,000       0.0%
    Matson, Inc.                              5,500    160,765       0.0%
    Matthews International Corp. Class A      3,280    161,212       0.0%
    McGrath RentCorp                          2,486    146,500       0.0%
*   Mercury Systems, Inc.                     4,602    147,632       0.0%
*   Meritor, Inc.                            14,164    275,773       0.0%
#*  Middleby Corp. (The)                      7,921    996,779       0.0%
*   Milacron Holdings Corp.                   9,336    168,328       0.0%
    Miller Industries, Inc.                   1,421     35,170       0.0%
*   Mistras Group, Inc.                       1,002     19,509       0.0%
    Mobile Mini, Inc.                         7,093    297,906       0.0%
*   Moog, Inc. Class A                        3,953    324,027       0.0%
*   MRC Global, Inc.                          9,795    183,460       0.0%
    MSA Safety, Inc.                          4,181    363,078       0.0%
    MSC Industrial Direct Co., Inc. Class A   5,817    502,821       0.0%
    Mueller Industries, Inc.                  5,800    157,644       0.0%
    Mueller Water Products, Inc. Class A     31,833    311,645       0.0%
#   Multi-Color Corp.                         2,739    177,898       0.0%
*   MYR Group, Inc.                           2,509     75,270       0.0%
#   National Presto Industries, Inc.            737     70,568       0.0%
*   Navigant Consulting, Inc.                 4,323     92,469       0.0%
#*  Navistar International Corp.              7,388    257,176       0.0%
*   NCI Building Systems, Inc.                3,774     66,045       0.0%
#   Nielsen Holdings P.L.C.                  45,211  1,421,886       0.1%
*   NL Industries, Inc.                       3,428     26,224       0.0%
    NN, Inc.                                  4,940    100,282       0.0%
    Nordson Corp.                             6,470    832,042       0.0%
    Norfolk Southern Corp.                   37,740  5,414,558       0.2%
    Northrop Grumman Corp.                   21,709  6,991,166       0.2%
#*  NOW, Inc.                                11,296    137,020       0.0%
#*  NV5 Global, Inc.                          1,450     85,332       0.0%
    Old Dominion Freight Line, Inc.           7,900  1,057,494       0.0%
#   Omega Flex, Inc.                            302     19,721       0.0%
    Orbital ATK, Inc.                         7,415    981,598       0.0%
*   Orion Group Holdings, Inc.                2,500     15,150       0.0%
    Oshkosh Corp.                             9,200    663,872       0.0%
    Owens Corning                            13,944    913,193       0.0%
    PACCAR, Inc.                             44,385  2,825,993       0.1%
*   PAM Transportation Services, Inc.           235      8,458       0.0%
    Park-Ohio Holdings Corp.                  1,300     49,270       0.0%
    Parker-Hannifin Corp.                    17,426  2,868,668       0.1%
#*  Patrick Industries, Inc.                  3,289    187,144       0.0%
    Pendrell Corp.                               12      8,280       0.0%
    Pentair P.L.C.                           22,197  1,493,414       0.1%
*   Perma-Pipe International Holdings, Inc.   1,091      9,874       0.0%
*   PGT Innovations, Inc.                     7,509    131,032       0.0%
    Pitney Bowes, Inc.                       24,413    249,501       0.0%
    Powell Industries, Inc.                     700     21,035       0.0%
    Primoris Services Corp.                   3,853     98,598       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES   VALUE+   OF NET ASSETS**
                                               ------ ---------- ---------------
Industrials -- (Continued)
*   Proto Labs, Inc.                            4,110 $  489,706       0.0%
    Quad/Graphics, Inc.                         2,303     56,907       0.0%
    Quanex Building Products Corp.              3,800     65,170       0.0%
*   Quanta Services, Inc.                      20,101    653,282       0.0%
    Raven Industries, Inc.                      5,746    210,304       0.0%
    Raytheon Co.                               37,973  7,782,187       0.2%
#*  RBC Bearings, Inc.                          3,951    459,817       0.0%
    RCM Technologies, Inc.                        395      2,054       0.0%
    Regal Beloit Corp.                          4,771    339,695       0.0%
    Republic Services, Inc.                    31,237  2,020,409       0.1%
    Resources Connection, Inc.                  4,266     66,763       0.0%
*   Rexnord Corp.                              15,137    416,419       0.0%
#*  Roadrunner Transportation Systems, Inc.     1,537      3,305       0.0%
    Robert Half International, Inc.            17,753  1,078,495       0.1%
    Rockwell Automation, Inc.                  17,020  2,800,301       0.1%
    Rockwell Collins, Inc.                     20,102  2,664,319       0.1%
#   Rollins, Inc.                              12,600    611,352       0.0%
    Roper Technologies, Inc.                   13,344  3,525,351       0.1%
    RPX Corp.                                   7,128     77,196       0.0%
*   Rush Enterprises, Inc. Class A              4,816    196,637       0.0%
    Ryder System, Inc.                          6,304    425,079       0.0%
*   Saia, Inc.                                  4,202    277,542       0.0%
#   Schneider National, Inc. Class B            7,542    201,221       0.0%
#*  Sensata Technologies Holding P.L.C.        23,802  1,207,237       0.1%
*   SIFCO Industries, Inc.                        100        545       0.0%
    Simpson Manufacturing Co., Inc.             6,128    335,079       0.0%
#*  SiteOne Landscape Supply, Inc.              4,819    330,101       0.0%
    SkyWest, Inc.                               5,941    338,043       0.0%
#   Snap-on, Inc.                               6,986  1,014,716       0.0%
    Southwest Airlines Co.                     81,139  4,286,573       0.1%
*   SP Plus Corp.                               2,343     82,356       0.0%
    Spartan Motors, Inc.                        3,375     60,244       0.0%
*   Sparton Corp.                                 400      7,388       0.0%
    Spirit Aerosystems Holdings, Inc. Class A  17,100  1,374,327       0.1%
#*  Spirit Airlines, Inc.                       8,251    294,726       0.0%
*   SPX Corp.                                   7,521    237,964       0.0%
*   SPX FLOW, Inc.                              5,735    258,075       0.0%
    Standex International Corp.                 1,820    176,449       0.0%
    Stanley Black & Decker, Inc.               20,397  2,888,011       0.1%
    Steelcase, Inc. Class A                    13,910    184,307       0.0%
#*  Stericycle, Inc.                           10,328    606,357       0.0%
#*  Sterling Construction Co., Inc.             1,440     16,027       0.0%
    Sun Hydraulics Corp.                        3,335    161,981       0.0%
#*  Team, Inc.                                  2,701     45,782       0.0%
*   Teledyne Technologies, Inc.                 4,313    806,919       0.0%
#   Tennant Co.                                 3,010    222,740       0.0%
    Terex Corp.                                13,631    497,804       0.0%
    Tetra Tech, Inc.                            8,557    414,159       0.0%
#*  Textainer Group Holdings, Ltd.              2,100     36,120       0.0%
    Textron, Inc.                              32,323  2,008,551       0.1%
*   Thermon Group Holdings, Inc.                2,619     59,687       0.0%
    Timken Co. (The)                            8,560    365,940       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    Titan International, Inc.                10,655 $   109,746       0.0%
*   Titan Machinery, Inc.                     1,496      28,903       0.0%
    Toro Co. (The)                           13,600     794,104       0.0%
#   TransDigm Group, Inc.                     6,517   2,089,155       0.1%
*   TransUnion                               19,186   1,245,363       0.1%
*   Trex Co., Inc.                            4,816     500,286       0.0%
*   TriMas Corp.                              6,804     184,388       0.0%
*   TriNet Group, Inc.                        4,241     219,048       0.0%
    Trinity Industries, Inc.                 19,000     605,530       0.0%
    Triton International, Ltd.                5,967     185,037       0.0%
#   Triumph Group, Inc.                       9,229     218,266       0.0%
*   TrueBlue, Inc.                            6,946     185,111       0.0%
#*  Tutor Perini Corp.                        3,160      65,254       0.0%
*   Twin Disc, Inc.                             668      14,749       0.0%
*   Ultralife Corp.                           2,100      17,745       0.0%
    UniFirst Corp.                            1,640     263,384       0.0%
    Union Pacific Corp.                     105,247  14,064,157       0.4%
*   United Continental Holdings, Inc.        39,907   2,695,319       0.1%
    United Parcel Service, Inc. Class B      89,952  10,209,552       0.3%
*   United Rentals, Inc.                     10,912   1,636,800       0.1%
    United Technologies Corp.                99,846  11,996,497       0.4%
#*  Univar, Inc.                             11,753     323,913       0.0%
    Universal Forest Products, Inc.           5,700     181,716       0.0%
    Universal Logistics Holdings, Inc.          888      19,492       0.0%
    US Ecology, Inc.                          3,770     200,941       0.0%
*   USA Truck, Inc.                           1,235      29,677       0.0%
*   USG Corp.                                10,369     417,145       0.0%
    Valmont Industries, Inc.                  2,900     412,090       0.0%
*   Vectrus, Inc.                             1,092      39,312       0.0%
*   Verisk Analytics, Inc.                   19,810   2,108,774       0.1%
*   Veritiv Corp.                               831      31,620       0.0%
    Viad Corp.                                3,896     197,722       0.0%
*   Vicor Corp.                               1,200      43,020       0.0%
    Virco Manufacturing Corp.                 1,718       7,216       0.0%
#   VSE Corp.                                 1,600      82,064       0.0%
#   Wabash National Corp.                     6,947     139,357       0.0%
*   WABCO Holdings, Inc.                      7,200     928,728       0.0%
#   Wabtec Corp.                             11,456   1,017,407       0.0%
*   WageWorks, Inc.                           3,332     138,778       0.0%
    Waste Management, Inc.                   56,793   4,616,703       0.2%
#   Watsco, Inc.                              3,890     651,264       0.0%
    Watts Water Technologies, Inc. Class A    3,317     247,116       0.0%
#*  Welbilt, Inc.                            19,164     367,182       0.0%
#   Werner Enterprises, Inc.                  7,998     274,331       0.0%
*   Wesco Aircraft Holdings, Inc.             7,013      70,831       0.0%
*   WESCO International, Inc.                 5,771     343,663       0.0%
*   Willis Lease Finance Corp.                  400      13,072       0.0%
    Woodward, Inc.                            6,716     483,149       0.0%
#   WW Grainger, Inc.                         6,800   1,913,180       0.1%
#*  XPO Logistics, Inc.                      14,818   1,439,717       0.1%
    Xylem, Inc.                              23,455   1,709,869       0.1%

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CONTINUED


                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------- ------------ ---------------
Industrials -- (Continued)
*   YRC Worldwide, Inc.                    3,260 $     27,123       0.0%
                                                 ------------      ----
Total Industrials                                 378,949,542      10.9%
                                                 ------------      ----
Information Technology -- (23.6%)
#*  2U, Inc.                               6,723      541,134       0.0%
#*  3D Systems Corp.                      10,300      103,412       0.0%
    Accenture P.L.C. Class A              83,537   12,630,794       0.4%
*   ACI Worldwide, Inc.                   19,848      461,466       0.0%
    Activision Blizzard, Inc.             95,558    6,340,273       0.2%
*   Acxiom Corp.                           9,839      255,617       0.0%
*   ADDvantage Technologies Group, Inc.      400          508       0.0%
*   Adobe Systems, Inc.                   65,470   14,508,152       0.4%
    ADTRAN, Inc.                           5,562       81,483       0.0%
*   Advanced Energy Industries, Inc.       6,244      371,830       0.0%
#*  Advanced Micro Devices, Inc.         106,991    1,164,062       0.0%
*   Agilysys, Inc.                         2,000       23,560       0.0%
*   Akamai Technologies, Inc.             21,069    1,509,594       0.1%
    Alliance Data Systems Corp.            6,588    1,337,693       0.1%
*   Alpha & Omega Semiconductor, Ltd.      1,918       29,077       0.0%
*   Alphabet, Inc. Class A                39,991   40,734,033       1.2%
*   Alphabet, Inc. Class C                42,296   43,028,990       1.3%
#*  Ambarella, Inc.                        2,478      115,450       0.0%
    Amdocs, Ltd.                          17,972    1,208,617       0.1%
    American Software, Inc. Class A        2,676       34,146       0.0%
*   Amkor Technology, Inc.                20,848      172,621       0.0%
    Amphenol Corp. Class A                38,428    3,216,808       0.1%
    Analog Devices, Inc.                  49,409    4,315,876       0.1%
#*  ANGI Homeservices, Inc. Class A        7,188       96,032       0.0%
*   Anixter International, Inc.            4,870      286,843       0.0%
*   ANSYS, Inc.                           11,392    1,841,631       0.1%
    Apple, Inc.                          682,880  112,852,749       3.3%
    Applied Materials, Inc.              140,692    6,988,172       0.2%
#*  Applied Optoelectronics, Inc.          1,642       52,478       0.0%
*   Arista Networks, Inc.                  5,686    1,504,231       0.1%
*   ARRIS International P.L.C.            23,050      622,350       0.0%
*   Arrow Electronics, Inc.               12,705      949,572       0.0%
*   Aspen Technology, Inc.                11,112      975,078       0.0%
#*  Atlassian Corp. P.L.C. Class A        10,726      600,441       0.0%
*   Autodesk, Inc.                        27,106    3,412,645       0.1%
    Automatic Data Processing, Inc.       57,942    6,841,791       0.2%
*   Aviat Networks, Inc.                     506        8,233       0.0%
#*  Avid Technology, Inc.                  3,971       17,790       0.0%
    Avnet, Inc.                           16,772      657,966       0.0%
    AVX Corp.                              6,815      100,589       0.0%
*   Aware, Inc.                            2,752       10,733       0.0%
*   Axcelis Technologies, Inc.             6,777      149,094       0.0%
#*  AXT, Inc.                              3,074       17,983       0.0%
#   Badger Meter, Inc.                     4,800      203,760       0.0%
    Bel Fuse, Inc. Class B                 1,175       22,736       0.0%
#   Belden, Inc.                           5,549      341,818       0.0%
    Benchmark Electronics, Inc.            6,470      170,161       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
Information Technology -- (Continued)
#   Black Box Corp.                                 2,047 $     3,992       0.0%
*   Black Knight, Inc.                             17,760     864,024       0.0%
#   Blackbaud, Inc.                                 7,414     778,173       0.0%
*   Blackhawk Network Holdings, Inc.                8,506     381,919       0.0%
*   Blucora, Inc.                                   5,747     149,422       0.0%
    Booz Allen Hamilton Holding Corp.              20,028     793,710       0.0%
#*  Bottomline Technologies de, Inc.                3,763     148,714       0.0%
    Broadcom, Inc.                                 54,261  12,448,559       0.4%
    Broadridge Financial Solutions, Inc.           14,590   1,564,194       0.1%
    Brooks Automation, Inc.                         8,686     216,108       0.0%
    CA, Inc.                                       38,530   1,340,844       0.1%
    Cabot Microelectronics Corp.                    4,000     405,800       0.0%
*   CACI International, Inc. Class A                3,815     576,256       0.0%
*   Cadence Design Systems, Inc.                   36,622   1,467,077       0.1%
*   CalAmp Corp.                                    5,287     104,418       0.0%
#*  Calix, Inc.                                     3,886      25,842       0.0%
#*  Carbonite, Inc.                                 6,862     213,408       0.0%
*   Cardtronics P.L.C. Class A                      5,453     143,141       0.0%
*   Cars.com, Inc.                                 12,288     349,962       0.0%
    Cass Information Systems, Inc.                  1,669     100,941       0.0%
*   Cavium, Inc.                                    9,743     730,822       0.0%
    CDK Global, Inc.                               16,506   1,076,851       0.0%
#   CDW Corp.                                      18,056   1,287,212       0.1%
*   Ceva, Inc.                                      3,116     101,582       0.0%
#*  Ciena Corp.                                    18,046     464,685       0.0%
#*  Cirrus Logic, Inc.                              7,925     289,025       0.0%
    Cisco Systems, Inc.                           659,405  29,205,047       0.9%
*   Citrix Systems, Inc.                           19,517   2,008,494       0.1%
#*  Clearfield, Inc.                                  574       7,003       0.0%
#   Cognex Corp.                                   24,173   1,118,001       0.0%
    Cognizant Technology Solutions Corp. Class A   78,692   6,438,579       0.2%
#*  Coherent, Inc.                                  3,548     596,845       0.0%
    Cohu, Inc.                                      3,310      70,834       0.0%
*   CommerceHub, Inc. Series A                      1,456      33,008       0.0%
*   CommerceHub, Inc. Series C                      2,912      66,015       0.0%
#*  CommScope Holding Co., Inc.                    28,077   1,073,103       0.0%
    Communications Systems, Inc.                    1,155       4,135       0.0%
*   Computer Task Group, Inc.                       1,400      10,738       0.0%
    Comtech Telecommunications Corp.                6,494     198,651       0.0%
#*  Conduent, Inc.                                 23,477     456,862       0.0%
#*  Control4 Corp.                                  4,282      89,237       0.0%
    Convergys Corp.                                11,700     273,312       0.0%
*   CoreLogic, Inc.                                11,749     581,576       0.0%
    Corning, Inc.                                 125,954   3,403,277       0.1%
*   Cray, Inc.                                      5,750     137,138       0.0%
#*  Cree, Inc.                                     12,370     461,648       0.0%
    CSG Systems International, Inc.                 4,900     209,671       0.0%
    CTS Corp.                                       5,571     166,851       0.0%
#*  CyberOptics Corp.                               1,199      18,285       0.0%
#   Cypress Semiconductor Corp.                    45,797     667,720       0.0%
    Daktronics, Inc.                                4,150      37,392       0.0%
*   Dell Technologies, Inc. Class V                24,894   1,786,642       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
Information Technology -- (Continued)
*   DHI Group, Inc.                                 4,237 $     5,932       0.0%
#   Diebold Nixdorf, Inc.                           9,200     141,220       0.0%
*   Digi International, Inc.                        2,040      23,460       0.0%
*   Diodes, Inc.                                    6,555     187,145       0.0%
    Dolby Laboratories, Inc. Class A                7,903     472,757       0.0%
*   DSP Group, Inc.                                 3,109      37,153       0.0%
    DXC Technology Co.                             38,164   3,933,182       0.1%
*   eBay, Inc.                                    132,294   5,011,297       0.2%
#   Ebix, Inc.                                      2,616     202,740       0.0%
*   EchoStar Corp. Class A                          7,945     417,430       0.0%
*   Edgewater Technology, Inc.                      1,000       5,750       0.0%
#*  Electro Scientific Industries, Inc.             2,430      43,740       0.0%
*   Electronic Arts, Inc.                          41,740   4,924,485       0.2%
#*  Electronics for Imaging, Inc.                   6,167     170,826       0.0%
#*  Ellie Mae, Inc.                                 5,300     513,411       0.0%
#*  eMagin Corp.                                    2,210       3,426       0.0%
#*  Emcore Corp.                                      827       3,722       0.0%
*   Endurance International Group Holdings, Inc.    7,661      56,308       0.0%
    Entegris, Inc.                                 20,172     649,538       0.0%
*   Envestnet, Inc.                                 3,212     174,412       0.0%
*   EPAM Systems, Inc.                              7,536     861,742       0.0%
*   ePlus, Inc.                                     2,095     167,286       0.0%
*   Euronet Worldwide, Inc.                         6,400     499,904       0.0%
*   Everi Holdings, Inc.                            5,930      38,011       0.0%
    EVERTEC, Inc.                                   3,088      56,356       0.0%
*   ExlService Holdings, Inc.                       4,142     239,449       0.0%
#*  Extreme Networks, Inc.                         15,841     169,499       0.0%
*   F5 Networks, Inc.                               8,448   1,377,784       0.1%
*   Fabrinet                                        5,460     154,027       0.0%
*   Facebook, Inc. Class A                        322,454  55,462,088       1.6%
*   Fair Isaac Corp.                                4,225     731,686       0.0%
*   FARO Technologies, Inc.                         2,100     106,050       0.0%
    Fidelity National Information Services, Inc.   43,202   4,102,894       0.1%
#*  Finisar Corp.                                  14,575     227,079       0.0%
#*  First Data Corp. Class A                       45,988     832,383       0.0%
*   First Solar, Inc.                              11,754     833,476       0.0%
*   Fiserv, Inc.                                   57,740   4,091,456       0.1%
#*  Fitbit, Inc. Class A                            4,204      23,332       0.0%
*   FleetCor Technologies, Inc.                    12,033   2,494,200       0.1%
*   Flex, Ltd.                                     69,859     908,167       0.0%
    FLIR Systems, Inc.                             19,256   1,031,159       0.0%
*   FormFactor, Inc.                               14,792     169,738       0.0%
*   Fortinet, Inc.                                 20,161   1,116,113       0.0%
*   Frequency Electronics, Inc.                       798       7,030       0.0%
#*  Gartner, Inc.                                  12,002   1,455,723       0.1%
    Genpact, Ltd.                                  19,693     628,010       0.0%
    Global Payments, Inc.                          20,367   2,302,489       0.1%
*   Globant SA                                      1,246      56,082       0.0%
*   Glu Mobile, Inc.                                1,098       4,809       0.0%
#*  GoDaddy, Inc. Class A                          15,820   1,021,339       0.0%
#*  GrubHub, Inc.                                  10,957   1,108,191       0.0%
*   GSE Systems, Inc.                               1,745       5,584       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Information Technology -- (Continued)
*   GSI Technology, Inc.                         2,032 $    14,895       0.0%
#*  GTT Communications, Inc.                     5,314     255,338       0.0%
#*  Guidewire Software, Inc.                    11,718     991,577       0.0%
    Hackett Group, Inc. (The)                    5,500      89,155       0.0%
#*  Harmonic, Inc.                              10,205      37,248       0.0%
    Hewlett Packard Enterprise Co.             216,828   3,696,917       0.1%
    HP, Inc.                                   228,228   4,904,620       0.2%
#*  HubSpot, Inc.                                5,122     542,420       0.0%
*   IAC/InterActiveCorp                         10,568   1,713,496       0.1%
#*  Ichor Holdings, Ltd.                         1,685      37,239       0.0%
*   ID Systems, Inc.                             1,700      11,645       0.0%
*   IEC Electronics Corp.                          638       2,820       0.0%
#*  II-VI, Inc.                                  6,993     266,433       0.0%
#*  Infinera Corp.                              23,990     281,163       0.0%
*   Insight Enterprises, Inc.                    4,020     142,509       0.0%
*   Integrated Device Technology, Inc.          17,881     497,628       0.0%
    Intel Corp.                                627,598  32,396,609       0.9%
    InterDigital, Inc.                           4,500     335,025       0.0%
#*  Internap Corp.                               1,963      23,183       0.0%
    International Business Machines Corp.      116,779  16,928,284       0.5%
*   Intevac, Inc.                                2,384      15,615       0.0%
    Intuit, Inc.                                30,714   5,675,640       0.2%
#*  IPG Photonics Corp.                          5,020   1,069,411       0.0%
#*  Iteris, Inc.                                   600       3,042       0.0%
#*  Itron, Inc.                                  6,999     457,735       0.0%
#   j2 Global, Inc.                              6,183     490,807       0.0%
    Jabil, Inc.                                 21,394     569,080       0.0%
    Jack Henry & Associates, Inc.               10,390   1,241,397       0.1%
    Juniper Networks, Inc.                      44,530   1,094,993       0.0%
#*  Kemet Corp.                                  8,818     151,846       0.0%
*   Key Tronic Corp.                               749       5,265       0.0%
*   Keysight Technologies, Inc.                 25,991   1,343,215       0.1%
*   Kimball Electronics, Inc.                    1,875      29,719       0.0%
    KLA-Tencor Corp.                            18,912   1,924,107       0.1%
*   Knowles Corp.                                9,690     124,032       0.0%
#*  Kopin Corp.                                  8,696      28,784       0.0%
*   Kulicke & Soffa Industries, Inc.             8,552     195,755       0.0%
*   KVH Industries, Inc.                         2,000      21,200       0.0%
    Lam Research Corp.                          21,920   4,056,515       0.1%
*   Lattice Semiconductor Corp.                 18,052      97,842       0.0%
#*  Leaf Group, Ltd.                               553       4,065       0.0%
    Leidos Holdings, Inc.                       18,055   1,159,673       0.0%
*   Liquidity Services, Inc.                       652       4,205       0.0%
#   Littelfuse, Inc.                             3,569     667,117       0.0%
#   LogMeIn, Inc.                                7,314     806,003       0.0%
#*  Lumentum Holdings, Inc.                      7,931     400,119       0.0%
#*  Luxoft Holding, Inc.                         2,013      81,225       0.0%
#*  MACOM Technology Solutions Holdings, Inc.    4,158      69,106       0.0%
#*  MagnaChip Semiconductor Corp.                2,100      19,635       0.0%
#*  Manhattan Associates, Inc.                   8,776     377,895       0.0%
    ManTech International Corp. Class A          3,538     209,060       0.0%
    Marchex, Inc. Class B                        3,183       8,849       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                     SHARES    VALUE+    OF NET ASSETS**
                                     ------- ----------- ---------------
Information Technology -- (Continued)
#   Marvell Technology Group, Ltd.    53,022 $ 1,063,621       0.0%
    Mastercard, Inc. Class A         124,858  22,258,436       0.7%
#*  Match Group, Inc.                 10,128     477,231       0.0%
    Maxim Integrated Products, Inc.   35,287   1,923,142       0.1%
    MAXIMUS, Inc.                      8,503     575,058       0.0%
#*  MaxLinear, Inc.                    9,642     215,306       0.0%
#*  Maxwell Technologies, Inc.           703       3,606       0.0%
#   Mesa Laboratories, Inc.              300      50,493       0.0%
    Methode Electronics, Inc.          5,669     226,193       0.0%
#   Microchip Technology, Inc.        29,998   2,509,633       0.1%
*   Micron Technology, Inc.          153,305   7,048,964       0.2%
*   Microsemi Corp.                   16,596   1,073,595       0.0%
    Microsoft Corp.                  985,953  92,206,325       2.7%
*   MicroStrategy, Inc. Class A        1,168     148,873       0.0%
    MKS Instruments, Inc.              7,490     766,976       0.0%
*   MoneyGram International, Inc.      1,383      12,087       0.0%
#   Monolithic Power Systems, Inc.     5,132     600,957       0.0%
    Monotype Imaging Holdings, Inc.    4,300      95,245       0.0%
    Motorola Solutions, Inc.          19,841   2,179,137       0.1%
#   MTS Systems Corp.                  3,390     172,212       0.0%
*   Nanometrics, Inc.                  6,070     150,657       0.0%
    National Instruments Corp.        15,865     648,720       0.0%
*   NCR Corp.                         16,791     516,659       0.0%
#*  NeoPhotonics Corp.                 3,780      19,429       0.0%
    NetApp, Inc.                      35,539   2,366,187       0.1%
*   NETGEAR, Inc.                      3,951     218,490       0.0%
#*  Netscout Systems, Inc.            11,014     299,030       0.0%
*   New Relic, Inc.                    3,096     216,379       0.0%
    NIC, Inc.                          8,518     126,492       0.0%
#*  Novanta, Inc.                      4,534     266,599       0.0%
*   Nuance Communications, Inc.       33,216     488,940       0.0%
*   Nutanix, Inc. Class A             14,440     730,520       0.0%
    NVIDIA Corp.                      80,623  18,132,113       0.5%
*   Oclaro, Inc.                      16,500     130,680       0.0%
#*  Okta, Inc.                         8,932     382,379       0.0%
*   ON Semiconductor Corp.            56,212   1,241,161       0.1%
*   Optical Cable Corp.                1,300       3,640       0.0%
    Oracle Corp.                     411,580  18,796,859       0.6%
#*  OSI Systems, Inc.                  2,078     133,034       0.0%
*   Palo Alto Networks, Inc.          11,581   2,229,458       0.1%
*   PAR Technology Corp.               1,750      25,008       0.0%
    Park Electrochemical Corp.         2,544      43,324       0.0%
    Paychex, Inc.                     40,914   2,478,161       0.1%
#*  Paycom Software, Inc.              5,622     642,089       0.0%
*   Paylocity Holding Corp.            2,695     147,228       0.0%
*   PayPal Holdings, Inc.            152,446  11,373,996       0.3%
    PC Connection, Inc.                1,900      50,711       0.0%
    PC-Tel, Inc.                       2,700      19,305       0.0%
#*  PCM, Inc.                          1,468      19,011       0.0%
#*  PDF Solutions, Inc.                3,109      34,665       0.0%
    Pegasystems, Inc.                  4,961     302,869       0.0%
*   Perceptron, Inc.                     528       4,641       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Information Technology -- (Continued)
*   Perficient, Inc.                            2,556 $    63,210       0.0%
*   Photronics, Inc.                            5,488      41,983       0.0%
    Plantronics, Inc.                           4,499     293,110       0.0%
*   Plexus Corp.                                3,889     213,273       0.0%
#   Power Integrations, Inc.                    4,366     296,015       0.0%
*   PRGX Global, Inc.                           2,100      20,580       0.0%
    Progress Software Corp.                     6,750     249,278       0.0%
#*  Proofpoint, Inc.                            6,624     781,235       0.0%
*   PTC, Inc.                                  14,595   1,201,898       0.1%
#*  Pure Storage, Inc. Class A                 18,022     364,585       0.0%
    QAD, Inc. Class A                             739      33,181       0.0%
    QAD, Inc. Class B                             184       6,337       0.0%
#*  Qorvo, Inc.                                16,501   1,112,167       0.0%
    QUALCOMM, Inc.                            196,035   9,999,745       0.3%
#*  Qualys, Inc.                                2,750     211,613       0.0%
*   QuinStreet, Inc.                            2,500      28,100       0.0%
*   Qumu Corp.                                  1,254       2,307       0.0%
*   Rambus, Inc.                               11,313     152,726       0.0%
#*  RealNetworks, Inc.                          3,050      10,889       0.0%
#*  RealPage, Inc.                              7,054     377,389       0.0%
#*  Red Hat, Inc.                              22,417   3,655,316       0.1%
    Reis, Inc.                                  1,130      23,730       0.0%
*   Ribbon Communications, Inc.                 7,000      40,740       0.0%
#*  RingCentral, Inc. Class A                   7,479     501,467       0.0%
*   Rogers Corp.                                2,468     263,336       0.0%
*   Rosetta Stone, Inc.                         1,296      18,027       0.0%
*   Rubicon Project, Inc. (The)                 1,283       2,797       0.0%
*   Rudolph Technologies, Inc.                  6,603     167,386       0.0%
#   Sabre Corp.                                29,041     599,406       0.0%
*   salesforce.com, Inc.                       91,635  11,086,919       0.3%
*   Sanmina Corp.                               8,298     244,791       0.0%
*   ScanSource, Inc.                            2,184      74,911       0.0%
    Science Applications International Corp.    5,128     439,931       0.0%
*   Seachange International, Inc.               3,000       9,450       0.0%
#   Seagate Technology P.L.C.                  35,310   2,044,096       0.1%
*   Semtech Corp.                               9,964     391,585       0.0%
*   ServiceNow, Inc.                           22,805   3,788,823       0.1%
*   Shutterstock, Inc.                          1,762      74,251       0.0%
#*  Sigma Designs, Inc.                         2,500      15,750       0.0%
*   Silicon Laboratories, Inc.                  5,917     549,689       0.0%
    Skyworks Solutions, Inc.                   23,303   2,021,768       0.1%
#*  Snap, Inc. Class A                         23,077     330,693       0.0%
#*  SolarEdge Technologies, Inc.                4,173     219,708       0.0%
#*  Splunk, Inc.                               17,800   1,827,170       0.1%
#*  Square, Inc. Class A                       32,653   1,545,793       0.1%
    SS&C Technologies Holdings, Inc.           23,462   1,164,888       0.0%
*   Stamps.com, Inc.                            2,290     521,548       0.0%
#*  StarTek, Inc.                               2,385      21,083       0.0%
*   Steel Connect, Inc.                         5,100       9,945       0.0%
#*  Stratasys, Ltd.                             5,216      99,991       0.0%
#*  SunPower Corp.                              5,642      48,126       0.0%
#*  Super Micro Computer, Inc.                  3,909      69,189       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Information Technology -- (Continued)
*   Sykes Enterprises, Inc.                    6,423 $   184,725       0.0%
    Symantec Corp.                            78,441   2,179,875       0.1%
#*  Synaptics, Inc.                            4,600     200,192       0.0%
#*  Synchronoss Technologies, Inc.             4,866      54,499       0.0%
    SYNNEX Corp.                               3,406     341,179       0.0%
*   Synopsys, Inc.                            19,568   1,673,260       0.1%
*   Syntel, Inc.                               4,000     115,520       0.0%
    Systemax, Inc.                               373      11,723       0.0%
#*  Tableau Software, Inc. Class A             8,088     687,884       0.0%
*   Take-Two Interactive Software, Inc.       15,002   1,495,849       0.1%
    TE Connectivity, Ltd.                     45,994   4,219,949       0.1%
#*  Tech Data Corp.                            4,313     328,866       0.0%
#*  Teradata Corp.                            15,885     650,014       0.0%
    Teradyne, Inc.                            25,310     823,841       0.0%
    Tessco Technologies, Inc.                  1,314      23,192       0.0%
    Texas Instruments, Inc.                  131,060  13,293,416       0.4%
    TiVo Corp.                                15,854     224,334       0.0%
    Total System Services, Inc.               19,883   1,671,365       0.1%
#   TransAct Technologies, Inc.                  600       7,320       0.0%
    Travelport Worldwide, Ltd.                22,094     378,691       0.0%
*   Trimble, Inc.                             33,593   1,162,318       0.0%
    TTEC Holdings, Inc.                        2,400      76,800       0.0%
*   TTM Technologies, Inc.                    10,121     141,087       0.0%
*   Twitter, Inc.                             82,979   2,515,093       0.1%
#*  Tyler Technologies, Inc.                   4,925   1,078,181       0.0%
#*  Ubiquiti Networks, Inc.                    3,500     249,410       0.0%
#*  Ultimate Software Group, Inc. (The)        3,935     944,085       0.0%
*   Ultra Clean Holdings, Inc.                 5,216      91,332       0.0%
#*  Unisys Corp.                               4,732      52,998       0.0%
#   Universal Display Corp.                    5,478     482,338       0.0%
*   VASCO Data Security International, Inc.      601       9,316       0.0%
#*  Veeco Instruments, Inc.                    7,954     122,889       0.0%
*   VeriFone Systems, Inc.                    12,403     285,393       0.0%
*   Verint Systems, Inc.                       8,843     372,290       0.0%
#*  VeriSign, Inc.                            12,078   1,418,199       0.1%
    Versum Materials, Inc.                    15,347     539,907       0.0%
#*  ViaSat, Inc.                               7,267     464,943       0.0%
*   Viavi Solutions, Inc.                     25,300     239,085       0.0%
*   Virtusa Corp.                              3,423     164,783       0.0%
#   Visa, Inc. Class A                       241,287  30,614,495       0.9%
#   Vishay Intertechnology, Inc.              18,328     323,489       0.0%
*   Vishay Precision Group, Inc.               1,973      55,836       0.0%
#*  VMware, Inc. Class A                       9,342   1,244,915       0.1%
    Wayside Technology Group, Inc.               152       2,090       0.0%
*   Web.com Group, Inc.                        4,305      80,073       0.0%
    Western Digital Corp.                     36,834   2,902,151       0.1%
#   Western Union Co. (The)                   63,452   1,253,177       0.1%
#*  WEX, Inc.                                  5,140     832,269       0.0%
#*  Workday, Inc. Class A                     17,220   2,149,745       0.1%
*   Worldpay, Inc. Class A                    37,244   3,024,958       0.1%
*   Xcerra Corp.                               4,140      50,011       0.0%
    Xerox Corp.                               29,346     922,932       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                          ------- ------------ ---------------
Information Technology -- (Continued)
    Xilinx, Inc.                           32,218 $  2,069,684       0.1%
*   XO Group, Inc.                          4,000       86,720       0.0%
    Xperi Corp.                             5,553      122,166       0.0%
#*  Yelp, Inc.                              9,465      424,505       0.0%
*   Zebra Technologies Corp. Class A        7,337      989,248       0.0%
*   Zedge, Inc. Class B                       600        2,538       0.0%
*   Zendesk, Inc.                          15,467      754,016       0.0%
#*  Zillow Group, Inc. Class A              7,369      356,439       0.0%
#*  Zillow Group, Inc. Class C             15,246      739,279       0.0%
*   Zix Corp.                               4,055       20,478       0.0%
*   Zynga, Inc. Class A                   117,300      404,685       0.0%
                                                  ------------      ----
Total Information Technology                       862,468,531      24.9%
                                                  ------------      ----
Materials -- (3.2%)
    A Schulman, Inc.                        3,119      133,805       0.0%
*   AdvanSix, Inc.                          3,590      128,594       0.0%
    Air Products & Chemicals, Inc.         28,994    4,705,436       0.2%
#*  AK Steel Holding Corp.                 44,840      205,816       0.0%
#   Albemarle Corp.                        14,666    1,422,015       0.1%
*   Alcoa Corp.                            25,377    1,299,302       0.1%
#*  Allegheny Technologies, Inc.           16,928      449,777       0.0%
    American Vanguard Corp.                 2,950       63,573       0.0%
    AptarGroup, Inc.                        8,000      748,000       0.0%
    Ashland Global Holdings, Inc.           9,544      631,622       0.0%
    Avery Dennison Corp.                   11,501    1,205,420       0.0%
*   Axalta Coating Systems, Ltd.           30,916      955,304       0.0%
    Balchem Corp.                           4,312      380,491       0.0%
#   Ball Corp.                             40,366    1,618,273       0.1%
#   Bemis Co., Inc.                        12,291      531,832       0.0%
*   Berry Global Group, Inc.               18,781    1,032,955       0.0%
    Boise Cascade Co.                       7,452      310,003       0.0%
    Cabot Corp.                             8,136      454,477       0.0%
    Carpenter Technology Corp.              6,401      340,917       0.0%
    Celanese Corp. Series A                18,430    2,002,788       0.1%
#*  Century Aluminum Co.                    6,661      116,368       0.0%
#   CF Industries Holdings, Inc.           30,115    1,168,462       0.0%
    Chase Corp.                             1,300      145,600       0.0%
    Chemours Co. (The)                     24,155    1,169,344       0.0%
*   Clearwater Paper Corp.                  2,200       52,030       0.0%
#*  Cleveland-Cliffs, Inc.                 43,308      321,345       0.0%
*   Coeur Mining, Inc.                     24,021      181,839       0.0%
    Commercial Metals Co.                  14,074      295,695       0.0%
#   Compass Minerals International, Inc.    4,658      313,483       0.0%
    Core Molding Technologies, Inc.           389        6,030       0.0%
*   Crown Holdings, Inc.                   17,992      896,721       0.0%
    Domtar Corp.                            7,486      328,635       0.0%
    DowDuPont, Inc.                       309,430   19,568,353       0.6%
    Eagle Materials, Inc.                   6,164      609,989       0.0%
    Eastman Chemical Co.                   17,099    1,745,466       0.1%
    Ecolab, Inc.                           33,359    4,829,382       0.2%
*   Ferro Corp.                            11,300      248,713       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES    VALUE+   OF NET ASSETS**
                                               ------- ---------- ---------------
Materials -- (Continued)
*   Ferroglobe P.L.C.                            6,858 $   77,495       0.0%
#*  Flotek Industries, Inc.                      5,082     18,143       0.0%
    FMC Corp.                                   18,100  1,443,113       0.1%
    Freeport-McMoRan, Inc.                     181,005  2,753,086       0.1%
    Friedman Industries, Inc.                      599      3,684       0.0%
    FutureFuel Corp.                             1,256     14,695       0.0%
*   GCP Applied Technologies, Inc.               8,700    249,255       0.0%
    Graphic Packaging Holding Co.               39,100    559,130       0.0%
    Greif, Inc. Class A                          3,847    225,126       0.0%
    Hawkins, Inc.                                  888     28,860       0.0%
    Haynes International, Inc.                   1,800     75,258       0.0%
#   HB Fuller Co.                                6,500    321,555       0.0%
    Hecla Mining Co.                            47,181    180,703       0.0%
    Huntsman Corp.                              27,984    833,084       0.0%
*   Ingevity Corp.                               5,084    390,604       0.0%
    Innophos Holdings, Inc.                      2,500    103,450       0.0%
    Innospec, Inc.                               3,975    288,983       0.0%
    International Flavors & Fragrances, Inc.     9,544  1,348,185       0.1%
    International Paper Co.                     52,000  2,681,120       0.1%
#*  Intrepid Potash, Inc.                        5,600     25,368       0.0%
    Kaiser Aluminum Corp.                        1,800    177,372       0.0%
    KapStone Paper and Packaging Corp.           9,108    313,497       0.0%
    KMG Chemicals, Inc.                          1,500     92,235       0.0%
*   Koppers Holdings, Inc.                       4,720    206,736       0.0%
*   Kraton Corp.                                 6,011    274,522       0.0%
#   Kronos Worldwide, Inc.                       2,426     55,895       0.0%
    Louisiana-Pacific Corp.                     20,862    591,021       0.0%
#*  LSB Industries, Inc.                         2,000     11,060       0.0%
    LyondellBasell Industries NV Class A        44,792  4,735,858       0.2%
#   Martin Marietta Materials, Inc.              7,785  1,516,284       0.1%
    Materion Corp.                               4,330    219,748       0.0%
#   McEwen Mining, Inc.                         13,772     28,646       0.0%
    Mercer International, Inc.                   3,588     48,079       0.0%
    Minerals Technologies, Inc.                  4,300    296,915       0.0%
    Monsanto Co.                                52,188  6,542,810       0.2%
    Mosaic Co. (The)                            42,432  1,143,542       0.0%
    Myers Industries, Inc.                       3,889     90,614       0.0%
    Neenah, Inc.                                 2,619    204,282       0.0%
#   NewMarket Corp.                              1,212    460,015       0.0%
    Newmont Mining Corp.                        69,948  2,748,257       0.1%
    Northern Technologies International Corp.      300      8,955       0.0%
    Nucor Corp.                                 40,717  2,508,982       0.1%
    Olin Corp.                                  23,348    704,876       0.0%
*   OMNOVA Solutions, Inc.                       3,300     35,970       0.0%
*   Owens-Illinois, Inc.                        19,727    401,050       0.0%
    Packaging Corp. of America                  11,700  1,353,573       0.1%
    PH Glatfelter Co.                            4,200     87,738       0.0%
#*  Platform Specialty Products Corp.           23,645    238,105       0.0%
    PolyOne Corp.                               10,028    419,672       0.0%
#   PPG Industries, Inc.                        32,665  3,458,570       0.1%
    Praxair, Inc.                               35,225  5,372,517       0.2%
#   Quaker Chemical Corp.                        2,116    311,031       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE+    OF NET ASSETS**
                                                ------ ------------ ---------------
Materials -- (Continued)
#   Rayonier Advanced Materials, Inc.            4,767 $    102,014       0.0%
    Reliance Steel & Aluminum Co.                9,186      807,633       0.0%
#   Royal Gold, Inc.                             7,699      683,671       0.0%
#   RPM International, Inc.                     18,490      893,067       0.0%
    Schnitzer Steel Industries, Inc. Class A     5,069      149,282       0.0%
    Schweitzer-Mauduit International, Inc.       3,186      124,350       0.0%
#   Scotts Miracle-Gro Co. (The)                 5,865      490,197       0.0%
#   Sealed Air Corp.                            23,412    1,026,616       0.0%
    Sensient Technologies Corp.                  5,521      367,975       0.0%
    Sherwin-Williams Co. (The)                  10,876    3,998,670       0.1%
    Silgan Holdings, Inc.                       11,200      314,384       0.0%
    Sonoco Products Co.                         11,872      609,746       0.0%
#   Southern Copper Corp.                       10,534      556,301       0.0%
    Steel Dynamics, Inc.                        29,900    1,339,819       0.1%
    Stepan Co.                                   1,746      122,779       0.0%
#*  Summit Materials, Inc. Class A              11,741      330,392       0.0%
*   SunCoke Energy, Inc.                         6,923       79,545       0.0%
#   Synalloy Corp.                                 737       12,713       0.0%
#*  TimkenSteel Corp.                            4,280       71,861       0.0%
*   Trecora Resources                              613        7,938       0.0%
    Tredegar Corp.                               2,230       39,248       0.0%
    Trinseo SA                                   5,923      432,083       0.0%
    Tronox, Ltd. Class A                        11,867      203,875       0.0%
    United States Lime & Minerals, Inc.            353       26,376       0.0%
#   United States Steel Corp.                   20,893      706,810       0.0%
*   Universal Stainless & Alloy Products, Inc.     545       15,990       0.0%
#*  US Concrete, Inc.                            1,426       83,350       0.0%
#   Valvoline, Inc.                             28,562      579,237       0.0%
#   Vulcan Materials Co.                        16,576    1,851,373       0.1%
    Westlake Chemical Corp.                      5,120      547,686       0.0%
    WestRock Co.                                30,706    1,816,567       0.1%
    Worthington Industries, Inc.                 5,920      263,618       0.0%
#   WR Grace & Co.                               9,200      629,648       0.0%
                                                       ------------       ---
Total Materials                                         116,181,993       3.4%
                                                       ------------       ---
Real Estate -- (0.2%)
    Alexander & Baldwin, Inc.                   10,579      242,259       0.0%
*   Altisource Asset Management Corp.              240       15,840       0.0%
#*  Altisource Portfolio Solutions SA            2,400       65,712       0.0%
*   CBRE Group, Inc. Class A                    37,954    1,719,696       0.1%
#   Consolidated-Tomoka Land Co.                   681       41,895       0.0%
#*  Forestar Group, Inc.                           384        8,371       0.0%
    HFF, Inc. Class A                            4,757      167,161       0.0%
*   Howard Hughes Corp. (The)                    5,344      723,043       0.0%
    Jones Lang LaSalle, Inc.                     6,166    1,045,199       0.1%
#   Kennedy-Wilson Holdings, Inc.               15,273      289,424       0.0%
*   Marcus & Millichap, Inc.                     1,064       36,346       0.0%
    PotlatchDeltic Corp.                         2,307      119,618       0.0%
#*  Rafael Holdings, Inc. Class B                  900        7,380       0.0%
    RE/MAX Holdings, Inc. Class A                3,149      170,518       0.0%
#   Realogy Holdings Corp.                      17,722      439,683       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE+    OF NET ASSETS**
                                                ------- ----------- ---------------
Real Estate -- (Continued)
*   St Joe Co. (The)                              4,493 $    77,504       0.0%
#*  Tejon Ranch Co.                               1,978      48,125       0.0%
                                                        -----------       ---
Total Real Estate                                         5,217,774       0.2%
                                                        -----------       ---
Telecommunication Services -- (1.7%)
*   Alaska Communications Systems Group, Inc.     1,400       2,058       0.0%
    AT&T, Inc.                                  828,168  27,081,094       0.8%
    ATN International, Inc.                       1,149      60,897       0.0%
*   Boingo Wireless, Inc.                         6,700     157,182       0.0%
#   CenturyLink, Inc.                           120,412   2,237,255       0.1%
#*  Cincinnati Bell, Inc.                         7,080     107,262       0.0%
#   Cogent Communications Holdings, Inc.          8,167     385,074       0.0%
#   Consolidated Communications Holdings, Inc.    8,649      97,734       0.0%
#   Frontier Communications Corp.                 9,761      81,016       0.0%
#   IDT Corp. Class B                             1,800       9,756       0.0%
#*  Iridium Communications, Inc.                  4,218      50,194       0.0%
#*  ORBCOMM, Inc.                                 7,396      66,712       0.0%
    Shenandoah Telecommunications Co.             7,800     294,450       0.0%
    Spok Holdings, Inc.                           2,839      42,301       0.0%
#*  Sprint Corp.                                 89,897     504,322       0.0%
*   T-Mobile US, Inc.                            37,381   2,261,924       0.1%
    Telephone & Data Systems, Inc.               12,395     338,755       0.0%
#*  United States Cellular Corp.                  1,000      39,570       0.0%
    Verizon Communications, Inc.                552,515  27,266,615       0.8%
#*  Vonage Holdings Corp.                        25,192     281,647       0.0%
    Windstream Holdings, Inc.                    22,208      34,423       0.0%
*   Zayo Group Holdings, Inc.                    27,414     995,128       0.0%
                                                        -----------       ---
Total Telecommunication Services                         62,395,369       1.8%
                                                        -----------       ---
Utilities -- (2.8%)
#   AES Corp.                                    92,914   1,137,267       0.0%
    ALLETE, Inc.                                  7,481     571,623       0.0%
#   Alliant Energy Corp.                         32,135   1,380,198       0.1%
    Ameren Corp.                                 30,263   1,774,017       0.1%
    American Electric Power Co., Inc.            63,173   4,420,847       0.1%
    American States Water Co.                     6,335     352,986       0.0%
    American Water Works Co., Inc.               21,747   1,882,855       0.1%
#   Aqua America, Inc.                           26,645     936,572       0.0%
    Artesian Resources Corp. Class A                471      18,039       0.0%
#   Atlantica Yield PLC                           7,265     145,954       0.0%
    Atmos Energy Corp.                           15,777   1,370,864       0.1%
    Avangrid, Inc.                                8,231     433,856       0.0%
    Avista Corp.                                  8,367     433,913       0.0%
#   Black Hills Corp.                             8,604     487,675       0.0%
#   California Water Service Group                6,569     254,549       0.0%
    CenterPoint Energy, Inc.                     53,173   1,346,872       0.1%
    Chesapeake Utilities Corp.                    2,134     162,184       0.0%
    CMS Energy Corp.                             33,660   1,588,415       0.1%
    Connecticut Water Service, Inc.               1,422      96,696       0.0%
    Consolidated Edison, Inc.                    39,492   3,164,494       0.1%
    Consolidated Water Co., Ltd.                    777      10,995       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE+    OF NET ASSETS**
                                           ------- ----------- ---------------
Utilities -- (Continued)
    Dominion Energy, Inc.                   87,064 $ 5,794,980       0.2%
    DTE Energy Co.                          22,519   2,373,503       0.1%
    Duke Energy Corp.                       91,405   7,327,025       0.2%
    Edison International                    40,668   2,664,567       0.1%
    El Paso Electric Co.                     5,373     274,292       0.0%
    Entergy Corp.                           23,100   1,884,729       0.1%
    Eversource Energy                       41,745   2,515,136       0.1%
    Exelon Corp.                           119,954   4,759,775       0.1%
#   FirstEnergy Corp.                       56,515   1,944,116       0.1%
#   Genie Energy, Ltd. Class B               1,800       7,488       0.0%
    Great Plains Energy, Inc.               31,915   1,044,578       0.0%
    Hawaiian Electric Industries, Inc.      16,851     584,561       0.0%
    IDACORP, Inc.                            6,882     640,026       0.0%
    MDU Resources Group, Inc.               24,807     698,813       0.0%
    MGE Energy, Inc.                         4,689     272,196       0.0%
    Middlesex Water Co.                      1,620      67,489       0.0%
#   National Fuel Gas Co.                   10,913     560,383       0.0%
#   New Jersey Resources Corp.              10,608     438,641       0.0%
    NextEra Energy, Inc.                    61,338  10,053,912       0.3%
#   NiSource, Inc.                          43,875   1,070,111       0.0%
    Northwest Natural Gas Co.                3,339     204,681       0.0%
    NorthWestern Corp.                       6,038     331,728       0.0%
    NRG Energy, Inc.                        45,092   1,397,852       0.1%
#   NRG Yield, Inc. Class A                  4,576      80,583       0.0%
#   NRG Yield, Inc. Class C                  8,330     148,274       0.0%
    OGE Energy Corp.                        27,893     916,843       0.0%
    ONE Gas, Inc.                            6,150     428,778       0.0%
    Ormat Technologies, Inc.                 4,395     254,471       0.0%
    Otter Tail Corp.                         5,036     220,829       0.0%
#   Pattern Energy Group, Inc. Class A       9,058     164,674       0.0%
    PG&E Corp.                              65,645   3,026,234       0.1%
    Pinnacle West Capital Corp.             15,304   1,231,972       0.0%
    PNM Resources, Inc.                     10,346     410,219       0.0%
    Portland General Electric Co.           11,307     480,321       0.0%
    PPL Corp.                               86,552   2,518,663       0.1%
    Public Service Enterprise Group, Inc.   65,207   3,400,545       0.1%
    RGC Resources, Inc.                        300       7,770       0.0%
    SCANA Corp.                             16,973     624,097       0.0%
#   Sempra Energy                           30,196   3,375,913       0.1%
    SJW Corp.                                2,210     133,595       0.0%
#   South Jersey Industries, Inc.           10,188     314,809       0.0%
#   Southern Co. (The)                     131,470   6,063,396       0.2%
    Southwest Gas Holdings, Inc.             6,069     442,976       0.0%
    Spire, Inc.                              5,850     422,077       0.0%
    UGI Corp.                               24,114   1,166,876       0.0%
    Unitil Corp.                             1,600      77,744       0.0%
    Vectren Corp.                           10,340     726,592       0.0%
*   Vistra Energy Corp.                     43,744     999,550       0.0%
#   WEC Energy Group, Inc.                  40,629   2,611,632       0.1%
    Westar Energy, Inc.                     18,089     980,062       0.0%
    WGL Holdings, Inc.                       6,599     561,575       0.0%
    Xcel Energy, Inc.                       65,509   3,068,442       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                             SHARES       VALUE+     OF NET ASSETS**
                                                                           ---------- -------------- ---------------
Utilities -- (Continued)
            York Water Co. (The)                                                  900 $       28,980        0.0%
                                                                                      --------------      -----
Total Utilities                                                                          103,769,945        3.0%
                                                                                      --------------      -----
TOTAL COMMON STOCKS                                                                    3,459,079,050       99.8%
                                                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Dyax Corp. Contingent Value Rights                                 15,701         52,912        0.0%
(degrees)*  Media General, Inc. Contingent Value Rights                         3,778            378        0.0%
                                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                                         53,290        0.0%
                                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                                            3,459,132,340
                                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
            State Street Institutional U.S. Government Money Market Fund,
              1.630%                                                        7,087,165      7,087,165        0.2%
                                                                                      --------------      -----
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@        DFA Short Term Investment Fund                                 16,587,905    191,922,061        5.5%
                                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,993,485,285)                                   $3,658,141,566      105.5%
                                                                                      ==============      =====

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  472,164,626           --   --    $  472,164,626
   Consumer Staples                229,126,135           --   --       229,126,135
   Energy                          213,186,550           --   --       213,186,550
   Financials                      538,621,647 $      1,887   --       538,623,534
   Health Care                     476,995,051           --   --       476,995,051
   Industrials                     378,949,542           --   --       378,949,542
   Information Technology          862,468,531           --   --       862,468,531
   Materials                       116,181,993           --   --       116,181,993
   Real Estate                       5,217,774           --   --         5,217,774
   Telecommunication Services       62,395,369           --   --        62,395,369
   Utilities                       103,769,945           --   --       103,769,945
Rights/Warrants                             --       53,290   --            53,290
Temporary Cash Investments           7,087,165           --   --         7,087,165
Securities Lending Collateral               --  191,922,061   --       191,922,061
                                -------------- ------------   --    --------------
TOTAL                           $3,466,164,328 $191,977,238   --    $3,658,141,566
                                ============== ============   ==    ==============

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (13.4%)
*   1-800-Flowers.com, Inc. Class A               181,395 $ 2,303,716       0.1%
    A.H. Belo Corp. Class A                        77,638     434,773       0.0%
    Aaron's, Inc.                                 241,466  10,086,035       0.2%
#   Abercrombie & Fitch Co. Class A               274,652   7,036,584       0.2%
#   Acushnet Holdings Corp.                         3,819      92,267       0.0%
#   Adient P.L.C.                                 158,512   9,715,200       0.2%
*   Adtalem Global Education, Inc.                250,791  11,937,652       0.3%
#   Advance Auto Parts, Inc.                          923     105,637       0.0%
    AMCON Distributing Co.                            388      35,628       0.0%
#*  America's Car-Mart, Inc.                       45,097   2,403,670       0.1%
#*  American Axle & Manufacturing Holdings, Inc.  379,928   5,828,096       0.1%
    American Eagle Outfitters, Inc.               256,487   5,304,151       0.1%
*   American Public Education, Inc.                50,420   2,031,926       0.0%
    Ark Restaurants Corp.                          11,946     291,482       0.0%
#*  Asbury Automotive Group, Inc.                     761      51,025       0.0%
#*  Ascena Retail Group, Inc.                     520,805   1,156,187       0.0%
#*  Ascent Capital Group, Inc. Class A             18,190      62,937       0.0%
#*  AutoNation, Inc.                              237,398  10,965,414       0.2%
#*  AV Homes, Inc.                                 57,018     949,350       0.0%
*   Ballantyne Strong, Inc.                        83,735     397,750       0.0%
#*  Barnes & Noble Education, Inc.                113,837     818,488       0.0%
    Barnes & Noble, Inc.                           80,242     445,343       0.0%
    Bassett Furniture Industries, Inc.             44,555   1,294,323       0.0%
    BBX Capital Corp.                              41,397     413,142       0.0%
#   Beasley Broadcast Group, Inc. Class A          31,644     359,159       0.0%
*   Beazer Homes USA, Inc.                         11,351     166,633       0.0%
#   Bed Bath & Beyond, Inc.                       308,519   5,386,742       0.1%
*   Belmond, Ltd. Class A                         284,974   3,049,222       0.1%
#   Big 5 Sporting Goods Corp.                     20,596     173,006       0.0%
*   Biglari Holdings, Inc.                          1,715     586,976       0.0%
    BJ's Restaurants, Inc.                         51,969   2,902,469       0.1%
#*  Bojangles', Inc.                               83,178   1,226,875       0.0%
#*  Boot Barn Holdings, Inc.                       71,696   1,403,091       0.0%
    Bowl America, Inc. Class A                     10,764     161,568       0.0%
#   Boyd Gaming Corp.                             179,677   5,967,073       0.1%
*   Bridgepoint Education, Inc.                   155,730     909,463       0.0%
#*  Build-A-Bear Workshop, Inc.                    89,058     810,428       0.0%
    Caleres, Inc.                                 191,145   6,256,176       0.1%
    Callaway Golf Co.                             378,120   6,526,351       0.1%
*   Cambium Learning Group, Inc.                   56,997     577,950       0.0%
    Canterbury Park Holding Corp.                   7,625     113,613       0.0%
*   Career Education Corp.                        170,253   2,208,181       0.1%
#   Carriage Services, Inc.                       139,784   3,638,578       0.1%
*   Carrols Restaurant Group, Inc.                 92,655     954,346       0.0%
    Cato Corp. (The) Class A                        6,686     108,380       0.0%
*   Cavco Industries, Inc.                         27,848   4,743,907       0.1%
*   Century Casinos, Inc.                             501       3,848       0.0%
*   Century Communities, Inc.                      91,103   2,801,417       0.1%
#*  Chegg, Inc.                                    15,300     355,113       0.0%
    Chico's FAS, Inc.                             586,045   5,819,427       0.1%
    Churchill Downs, Inc.                          21,285   5,844,861       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Chuy's Holdings, Inc.                          44,482 $ 1,272,185       0.0%
    Citi Trends, Inc.                              37,323   1,143,203       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A   31,420     150,816       0.0%
    Columbia Sportswear Co.                         9,424     782,286       0.0%
#*  Conn's, Inc.                                  111,512   2,843,556       0.1%
#*  Container Store Group, Inc. (The)               9,100      56,693       0.0%
#   Cooper Tire & Rubber Co.                      173,105   4,232,417       0.1%
*   Cooper-Standard Holdings, Inc.                 26,793   3,316,973       0.1%
#   Core-Mark Holding Co., Inc.                   203,514   4,194,424       0.1%
#*  Crocs, Inc.                                   244,330   3,860,414       0.1%
    Crown Crafts, Inc.                              1,774      10,467       0.0%
    CSS Industries, Inc.                           31,701     540,819       0.0%
    Culp, Inc.                                     36,886   1,089,981       0.0%
#*  Daily Journal Corp.                               244      55,278       0.0%
*   Deckers Outdoor Corp.                          96,421   8,992,222       0.2%
*   Del Frisco's Restaurant Group, Inc.            71,589   1,138,265       0.0%
*   Del Taco Restaurants, Inc.                    167,765   1,872,257       0.0%
*   Delta Apparel, Inc.                            17,375     314,314       0.0%
#*  Destination Maternity Corp.                    21,986      62,440       0.0%
    Dick's Sporting Goods, Inc.                   236,199   7,815,825       0.2%
#   Dillard's, Inc. Class A                       169,983  12,672,233       0.3%
#   Dine Brands Global, Inc.                       26,765   2,123,535       0.1%
*   Dixie Group, Inc. (The)                        81,051     243,153       0.0%
#*  Dorman Products, Inc.                          34,597   2,223,203       0.1%
    Dover Motorsports, Inc.                        50,189     102,887       0.0%
#*  Drive Shack, Inc.                              81,651     443,365       0.0%
#   DSW, Inc. Class A                             194,009   4,326,401       0.1%
*   Educational Development Corp.                   2,276      55,307       0.0%
#*  El Pollo Loco Holdings, Inc.                   93,489     934,890       0.0%
#*  Eldorado Resorts, Inc.                        102,017   4,131,688       0.1%
*   Emerson Radio Corp.                            19,652      28,692       0.0%
#   Entercom Communications Corp. Class A         114,763   1,164,844       0.0%
    Entravision Communications Corp. Class A      197,846     919,984       0.0%
    Escalade, Inc.                                 27,608     365,806       0.0%
    Ethan Allen Interiors, Inc.                   131,399   2,897,348       0.1%
#   EW Scripps Co. (The) Class A                  354,768   3,948,568       0.1%
*   Express, Inc.                                 269,663   2,114,158       0.1%
#*  Fiesta Restaurant Group, Inc.                  29,837     626,577       0.0%
    Finish Line, Inc. (The) Class A                42,513     576,901       0.0%
#   Flanigan's Enterprises, Inc.                    5,016     125,149       0.0%
    Flexsteel Industries, Inc.                     27,036     991,140       0.0%
    Foot Locker, Inc.                              62,925   2,710,809       0.1%
#*  Francesca's Holdings Corp.                    202,675   1,003,241       0.0%
#   Fred's, Inc. Class A                           18,555      44,439       0.0%
#*  FTD Cos., Inc.                                 39,572     254,844       0.0%
*   Full House Resorts, Inc.                       11,000      35,530       0.0%
#*  G-III Apparel Group, Ltd.                     170,619   6,225,887       0.1%
#*  Gaia, Inc.                                      8,931     135,305       0.0%
#   GameStop Corp. Class A                        345,406   4,714,792       0.1%
    Gaming Partners International Corp.               100         890       0.0%
#   Gannett Co., Inc.                             416,790   4,030,359       0.1%
*   GCI Liberty, Inc. Class A                     167,977   7,491,774       0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE+    OF NET ASSETS**
                                                ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Genesco, Inc.                               105,383 $ 4,505,123       0.1%
    Gentex Corp.                                105,621   2,401,822       0.1%
    Goodyear Tire & Rubber Co. (The)            514,875  12,928,511       0.3%
    Graham Holdings Co. Class B                  14,457   8,718,294       0.2%
*   Gray Television, Inc.                       246,935   2,790,365       0.1%
*   Gray Television, Inc. Class A                 2,809      28,090       0.0%
#*  Green Brick Partners, Inc.                   19,825     200,233       0.0%
#   Group 1 Automotive, Inc.                    122,299   7,992,240       0.2%
#   Guess?, Inc.                                215,916   5,028,684       0.1%
#*  Habit Restaurants, Inc. (The) Class A        40,281     406,838       0.0%
    Hamilton Beach Brands Holding Co. Class A    49,966   1,111,743       0.0%
    Haverty Furniture Cos., Inc.                108,607   1,971,217       0.0%
    Haverty Furniture Cos., Inc. Class A            700      12,723       0.0%
*   Helen of Troy, Ltd.                         120,833  10,772,262       0.2%
#*  Hemisphere Media Group, Inc.                 20,530     223,777       0.0%
#*  Hibbett Sports, Inc.                         83,736   2,277,619       0.1%
    Hooker Furniture Corp.                       53,234   2,009,583       0.0%
#*  Horizon Global Corp.                         85,098     635,682       0.0%
*   Houghton Mifflin Harcourt Co.               351,009   2,386,861       0.1%
*   Iconix Brand Group, Inc.                    157,320     127,539       0.0%
    ILG, Inc.                                   267,022   9,113,461       0.2%
*   IMAX Corp.                                   18,544     430,221       0.0%
    International Game Technology P.L.C.        145,862   4,123,519       0.1%
    International Speedway Corp. Class A         44,364   1,823,360       0.0%
#*  iRobot Corp.                                  1,711      99,854       0.0%
*   J Alexander's Holdings, Inc.                 22,693     271,181       0.0%
    John Wiley & Sons, Inc. Class A              15,012     990,041       0.0%
    Johnson Outdoors, Inc. Class A               83,981   5,438,610       0.1%
*   K12, Inc.                                   204,865   3,134,434       0.1%
*   Kirkland's, Inc.                             54,423     576,340       0.0%
    Kohl's Corp.                                482,977  30,002,531       0.6%
#*  La Quinta Holdings, Inc.                     96,180   1,879,357       0.0%
    La-Z-Boy, Inc.                              211,867   6,101,770       0.1%
*   Lakeland Industries, Inc.                    33,370     432,142       0.0%
#*  Laureate Education, Inc. Class A             24,978     352,689       0.0%
    Lennar Corp. Class B                         31,185   1,331,288       0.0%
*   Liberty Expedia Holdings, Inc. Class A      130,307   5,316,526       0.1%
#*  Liberty Latin America, Ltd. Class A          29,380     540,592       0.0%
#*  Liberty Latin America, Ltd. Class C          55,361     999,820       0.0%
#   Liberty Tax, Inc.                            19,235     198,121       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A  245,426   2,257,919       0.1%
    Lifetime Brands, Inc.                        61,457     731,338       0.0%
#*  Lincoln Educational Services Corp.            8,887      16,619       0.0%
#   Lions Gate Entertainment Corp. Class A      101,849   2,535,022       0.1%
    Lions Gate Entertainment Corp. Class B       46,525   1,071,005       0.0%
#   Lithia Motors, Inc. Class A                  73,939   7,087,793       0.2%
*   Luby's, Inc.                                 96,385     248,673       0.0%
*   M/I Homes, Inc.                              95,252   2,903,281       0.1%
#   Macy's, Inc.                                679,841  21,122,660       0.4%
*   Madison Square Garden Co. (The) Class A      48,505  11,787,685       0.3%
    Marcus Corp. (The)                          108,304   3,227,459       0.1%
#*  MarineMax, Inc.                             136,673   2,952,137       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Marriott Vacations Worldwide Corp.      78,912 $ 9,675,400       0.2%
    MDC Holdings, Inc.                     148,450   4,306,534       0.1%
#   Meredith Corp.                          84,564   4,380,415       0.1%
*   Meritage Homes Corp.                    93,172   4,146,154       0.1%
*   Modine Manufacturing Co.               147,459   2,536,295       0.1%
*   Monarch Casino & Resort, Inc.            8,637     368,454       0.0%
#   Monro, Inc.                              3,107     173,837       0.0%
#*  Motorcar Parts of America, Inc.        108,953   2,074,465       0.0%
    Movado Group, Inc.                     105,959   4,180,083       0.1%
#*  MSG Networks, Inc. Class A              60,153   1,233,136       0.0%
#*  Murphy USA, Inc.                        22,484   1,406,824       0.0%
    Nathan's Famous, Inc.                    8,610     705,590       0.0%
*   Nautilus, Inc.                          69,636   1,013,204       0.0%
*   New Home Co., Inc. (The)                33,801     337,334       0.0%
    New Media Investment Group, Inc.       153,969   2,552,806       0.1%
#*  New York & Co., Inc.                    30,638     120,407       0.0%
#   New York Times Co. (The) Class A       175,153   4,107,338       0.1%
    News Corp. Class A                     447,110   7,144,818       0.2%
    News Corp. Class B                      82,837   1,346,101       0.0%
#   Nexstar Media Group, Inc. Class A          358      22,286       0.0%
#   Office Depot, Inc.                   1,317,096   3,016,150       0.1%
*   Overstock.com, Inc.                    112,123   4,271,886       0.1%
    P&F Industries, Inc. Class A             1,423      11,526       0.0%
    Peak Resorts, Inc.                       1,800       8,370       0.0%
#   Penske Automotive Group, Inc.          236,131  10,649,508       0.2%
*   Perry Ellis International, Inc.         81,166   2,106,258       0.0%
    PICO Holdings, Inc.                     61,148     736,833       0.0%
#   Pier 1 Imports, Inc.                   161,125     359,309       0.0%
*   Pinnacle Entertainment, Inc.             5,513     177,078       0.0%
#*  Potbelly Corp.                          71,311     852,166       0.0%
    PulteGroup, Inc.                     1,006,767  30,565,446       0.6%
    PVH Corp.                               16,256   2,595,596       0.1%
    Ralph Lauren Corp.                      57,569   6,323,955       0.1%
    RCI Hospitality Holdings, Inc.          40,210   1,093,310       0.0%
*   Reading International, Inc. Class A     54,911     841,786       0.0%
*   Reading International, Inc. Class B      6,238     156,106       0.0%
*   Red Lion Hotels Corp.                   99,436     979,445       0.0%
#*  Red Robin Gourmet Burgers, Inc.         59,273   3,695,672       0.1%
#*  Regis Corp.                            123,167   1,923,869       0.0%
    Rocky Brands, Inc.                      19,704     469,940       0.0%
    Saga Communications, Inc. Class A       34,254   1,270,823       0.0%
    Salem Media Group, Inc.                 23,401      73,713       0.0%
    Scholastic Corp.                       141,084   5,840,878       0.1%
    Service Corp. International             12,802     467,401       0.0%
*   Shiloh Industries, Inc.                105,907     880,087       0.0%
#   Shoe Carnival, Inc.                    115,172   2,806,742       0.1%
#*  Shutterfly, Inc.                        12,631   1,022,101       0.0%
#   Signet Jewelers, Ltd.                  190,130   7,392,254       0.2%
*   Skechers U.S.A., Inc. Class A           93,500   2,664,750       0.1%
#   Sonic Automotive, Inc. Class A          70,064   1,387,267       0.0%
    Speedway Motorsports, Inc.             102,420   1,807,713       0.0%
    Standard Motor Products, Inc.          123,563   5,603,582       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE+    OF NET ASSETS**
                                             ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Stoneridge, Inc.                          78,685 $  2,071,776       0.0%
    Strattec Security Corp.                   12,841      419,901       0.0%
#   Superior Industries International, Inc.   89,175    1,172,651       0.0%
    Superior Uniform Group, Inc.              78,672    2,109,983       0.1%
    Tailored Brands, Inc.                      5,859      184,851       0.0%
*   Tandy Leather Factory, Inc.               47,094      348,496       0.0%
*   Taylor Morrison Home Corp. Class A       401,618    9,542,444       0.2%
    TEGNA, Inc.                              412,001    4,354,851       0.1%
#   Tile Shop Holdings, Inc.                 100,110      685,754       0.0%
#   Tilly's, Inc. Class A                     48,517      543,876       0.0%
#   Toll Brothers, Inc.                      833,225   35,128,766       0.7%
*   TopBuild Corp.                            62,625    4,991,212       0.1%
    Tower International, Inc.                 57,049    1,682,945       0.0%
#   Townsquare Media, Inc. Class A            24,610      187,528       0.0%
*   Trans World Entertainment Corp.           50,790       63,488       0.0%
*   TravelCenters of America LLC              82,609      301,523       0.0%
#*  TRI Pointe Group, Inc.                   492,297    8,423,202       0.2%
*   Tuesday Morning Corp.                     63,379      224,995       0.0%
#*  Unifi, Inc.                               94,608    2,801,343       0.1%
*   Universal Electronics, Inc.               28,788    1,332,884       0.0%
*   Universal Technical Institute, Inc.        3,080        9,640       0.0%
#*  Urban One, Inc.                           33,283       61,574       0.0%
*   Urban Outfitters, Inc.                   477,160   19,215,233       0.4%
*   US Auto Parts Network, Inc.               13,892       25,006       0.0%
#*  Vera Bradley, Inc.                       102,746    1,169,249       0.0%
*   Vista Outdoor, Inc.                      171,343    2,869,995       0.1%
*   Visteon Corp.                              7,338      913,141       0.0%
#*  Vitamin Shoppe, Inc.                     133,978      663,191       0.0%
#*  VOXX International Corp.                  38,592      192,960       0.0%
    Wendy's Co. (The)                        140,984    2,360,072       0.1%
#   Weyco Group, Inc.                         23,296      854,963       0.0%
#*  William Lyon Homes Class A               127,567    3,426,450       0.1%
#   Winnebago Industries, Inc.                56,546    2,143,093       0.1%
    Wolverine World Wide, Inc.                78,722    2,358,511       0.1%
*   ZAGG, Inc.                                68,493      767,122       0.0%
#*  Zumiez, Inc.                              17,261      403,907       0.0%
                                                     ------------      ----
Total Consumer Discretionary                          712,140,394      14.8%
                                                     ------------      ----
Consumer Staples -- (2.9%)
    Alico, Inc.                               12,813      413,860       0.0%
*   Alliance One International, Inc.          23,660      494,494       0.0%
    Andersons, Inc. (The)                    126,005    4,114,063       0.1%
#   B&G Foods, Inc.                            2,721       61,903       0.0%
*   Bridgford Foods Corp.                      2,376       35,996       0.0%
*   Cal-Maine Foods, Inc.                      6,788      330,576       0.0%
#   Casey's General Stores, Inc.               4,430      427,938       0.0%
*   CCA Industries, Inc.                       9,091       27,272       0.0%
#*  Central Garden & Pet Co.                  61,250    2,296,262       0.1%
*   Central Garden & Pet Co. Class A         176,558    6,267,809       0.1%
#*  Chefs' Warehouse, Inc. (The)              82,152    1,992,186       0.0%
#   Coca-Cola Bottling Co. Consolidated        4,253      716,163       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
Consumer Staples -- (Continued)
*   Craft Brew Alliance, Inc.                  91,525 $  1,766,432       0.0%
*   Darling Ingredients, Inc.                 586,980   10,060,837       0.2%
#   Dean Foods Co.                            513,861    4,424,343       0.1%
#*  Edgewell Personal Care Co.                 73,091    3,219,659       0.1%
*   Farmer Brothers Co.                        51,807    1,468,728       0.0%
#   Fresh Del Monte Produce, Inc.             253,809   12,474,712       0.3%
#*  Hain Celestial Group, Inc. (The)          181,064    5,274,394       0.1%
#*  Hostess Brands, Inc.                      209,027    2,936,829       0.1%
    Ingles Markets, Inc. Class A               64,005    2,192,171       0.1%
    Ingredion, Inc.                            19,553    2,367,673       0.1%
    Inter Parfums, Inc.                        27,619    1,414,093       0.0%
    J&J Snack Foods Corp.                         800      109,928       0.0%
    John B. Sanfilippo & Son, Inc.             47,866    2,723,097       0.1%
*   Landec Corp.                              114,200    1,518,860       0.0%
    Limoneira Co.                              14,970      348,502       0.0%
    Mannatech, Inc.                             7,579      151,201       0.0%
#   MGP Ingredients, Inc.                      32,635    3,126,107       0.1%
*   Natural Alternatives International, Inc.   27,211      273,471       0.0%
*   Natural Grocers by Vitamin Cottage, Inc.   51,691      369,591       0.0%
    Nature's Sunshine Products, Inc.            4,686       43,345       0.0%
    Oil-Dri Corp. of America                   28,763    1,114,854       0.0%
#*  Orchids Paper Products Co.                 10,341       63,184       0.0%
    Pinnacle Foods, Inc.                      115,947    7,003,199       0.2%
#*  Post Holdings, Inc.                       241,453   19,212,415       0.4%
#   Sanderson Farms, Inc.                      86,181    9,579,880       0.2%
    Seaboard Corp.                              2,639   10,574,605       0.2%
*   Seneca Foods Corp. Class A                 35,006      964,415       0.0%
*   Seneca Foods Corp. Class B                  1,786       52,866       0.0%
#*  Smart & Final Stores, Inc.                118,410      603,891       0.0%
    SpartanNash Co.                           181,471    3,299,143       0.1%
#   Spectrum Brands Holdings, Inc.             23,778    1,714,394       0.0%
#*  SUPERVALU, Inc.                            90,006    1,576,005       0.0%
#*  TreeHouse Foods, Inc.                     171,084    6,586,734       0.1%
*   United Natural Foods, Inc.                180,791    8,139,211       0.2%
#   Universal Corp.                           108,949    5,126,050       0.1%
#   Village Super Market, Inc. Class A         31,641      860,635       0.0%
#   Weis Markets, Inc.                         67,474    3,105,153       0.1%
                                                      ------------       ---
Total Consumer Staples                                 153,019,129       3.2%
                                                      ------------       ---
Energy -- (8.9%)
#*  Abraxas Petroleum Corp.                     5,005       14,314       0.0%
    Adams Resources & Energy, Inc.             23,604    1,081,063       0.0%
#*  Antero Resources Corp.                    699,032   13,281,608       0.3%
#   Arch Coal, Inc. Class A                    41,004    3,314,353       0.1%
    Archrock, Inc.                            159,078    1,718,042       0.0%
*   Ardmore Shipping Corp.                     52,128      417,024       0.0%
*   Barnwell Industries, Inc.                  21,637       40,678       0.0%
*   Basic Energy Services, Inc.               131,239    2,123,447       0.0%
*   Bonanza Creek Energy, Inc.                 55,725    1,690,139       0.0%
#   Bristow Group, Inc.                       200,947    3,225,199       0.1%
#*  Callon Petroleum Co.                      898,132   12,493,016       0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE+    OF NET ASSETS**
                                                   --------- ----------- ---------------
Energy -- (Continued)
#*  Carrizo Oil & Gas, Inc.                            8,891 $   178,442       0.0%
#*  Centennial Resource Development, Inc. Class A    108,521   2,007,639       0.0%
#*  Clean Energy Fuels Corp.                          98,687     158,886       0.0%
*   Cloud Peak Energy, Inc.                          227,774     726,599       0.0%
*   CNX Resources Corp.                              782,683  11,630,669       0.2%
*   CONSOL Energy, Inc.                               99,415   3,126,602       0.1%
#*  Contango Oil & Gas Co.                            32,331     120,595       0.0%
#   CVR Energy, Inc.                                  10,755     371,048       0.0%
*   Dawson Geophysical Co.                            21,189     152,561       0.0%
    Delek US Holdings, Inc.                          292,341  13,848,193       0.3%
*   Denbury Resources, Inc.                          665,914   2,190,857       0.1%
#   DHT Holdings, Inc.                                73,099     265,349       0.0%
#*  Diamond Offshore Drilling, Inc.                   44,902     825,748       0.0%
*   Dorian LPG, Ltd.                                 125,610     903,136       0.0%
#*  Dril-Quip, Inc.                                  129,755   5,378,345       0.1%
#   EnLink Midstream LLC                             157,109   2,333,069       0.1%
#   Ensco P.L.C. Class A                           2,145,098  12,119,804       0.3%
*   Era Group, Inc.                                   84,014     886,348       0.0%
*   Exterran Corp.                                   125,763   3,683,598       0.1%
#*  Extraction Oil & Gas, Inc.                       214,988   3,035,631       0.1%
#*  Forum Energy Technologies, Inc.                  479,255   6,038,613       0.1%
#   Frank's International NV                           9,357      65,405       0.0%
#   GasLog, Ltd.                                      56,524     952,429       0.0%
*   Geospace Technologies Corp.                       42,103     443,766       0.0%
#   Green Plains, Inc.                               135,748   2,524,913       0.1%
#   Gulf Island Fabrication, Inc.                     42,671     426,710       0.0%
#*  Gulfmark Offshore, Inc.                            2,165      73,610       0.0%
*   Gulfport Energy Corp.                            623,050   5,794,365       0.1%
#*  Halcon Resources Corp.                           511,144   2,744,843       0.1%
#   Hallador Energy Co.                               35,635     233,053       0.0%
*   Helix Energy Solutions Group, Inc.               501,647   3,872,715       0.1%
#   Helmerich & Payne, Inc.                          367,217  25,539,942       0.5%
*   HighPoint Resources Corp.                        216,360   1,495,048       0.0%
    HollyFrontier Corp.                              551,296  33,458,154       0.7%
*   Independence Contract Drilling, Inc.              62,512     286,930       0.0%
#*  International Seaways, Inc.                       58,857   1,184,791       0.0%
#*  Kosmos Energy, Ltd.                              457,705   3,222,243       0.1%
#*  Laredo Petroleum, Inc.                            87,926     967,186       0.0%
*   Lonestar Resources US Inc. Class A                26,078     132,737       0.0%
#*  Matador Resources Co.                            123,694   4,049,742       0.1%
*   Matrix Service Co.                                72,773   1,120,704       0.0%
#*  McDermott International, Inc.                  1,160,164   7,657,082       0.2%
*   Midstates Petroleum Co., Inc.                     20,069     280,765       0.0%
*   Mitcham Industries, Inc.                          40,903     133,344       0.0%
#   Murphy Oil Corp.                                 588,788  17,728,407       0.4%
    Nabors Industries, Ltd.                        1,073,678   8,170,690       0.2%
    NACCO Industries, Inc. Class A                    24,983     920,624       0.0%
*   Natural Gas Services Group, Inc.                  67,821   1,634,486       0.0%
#*  Newpark Resources, Inc.                          472,792   4,964,316       0.1%
#*  Noble Corp. P.L.C.                             1,097,547   5,125,545       0.1%
#*  Oasis Petroleum, Inc.                          1,048,143  11,561,017       0.2%
#   Oceaneering International, Inc.                  335,264   7,121,007       0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
Energy -- (Continued)
#*  Oil States International, Inc.              206,121 $  7,410,050       0.2%
*   Overseas Shipholding Group, Inc. Class A     74,310      277,176       0.0%
*   Pacific Ethanol, Inc.                       107,729      377,052       0.0%
    Panhandle Oil and Gas, Inc. Class A          13,309      258,860       0.0%
#*  Par Pacific Holdings, Inc.                   57,774      974,647       0.0%
    Patterson-UTI Energy, Inc.                  437,381    9,368,701       0.2%
    PBF Energy, Inc. Class A                    365,375   14,004,824       0.3%
#*  PDC Energy, Inc.                            108,839    5,827,240       0.1%
    Peabody Energy Corp.                         52,185    1,923,017       0.0%
#*  Penn Virginia Corp.                          36,635    1,700,597       0.0%
*   PHI, Inc. Non-Voting                          3,473       43,517       0.0%
*   Pioneer Energy Services Corp.               108,091      372,914       0.0%
*   QEP Resources, Inc.                         905,808   11,032,741       0.2%
#   Range Resources Corp.                       532,458    7,374,543       0.2%
#*  Renewable Energy Group, Inc.                202,352    2,610,341       0.1%
#*  REX American Resources Corp.                 43,724    3,269,681       0.1%
*   RigNet, Inc.                                 28,391      428,704       0.0%
*   Ring Energy, Inc.                           146,971    2,457,355       0.1%
#*  Rowan Cos. P.L.C. Class A                   461,856    6,669,201       0.1%
*   RSP Permian, Inc.                           558,204   27,692,500       0.6%
#*  SandRidge Energy, Inc.                       34,856      506,806       0.0%
#   Scorpio Tankers, Inc.                     1,122,645    2,986,236       0.1%
#*  SEACOR Holdings, Inc.                        76,697    4,206,063       0.1%
#*  SEACOR Marine Holdings, Inc.                 70,278    1,664,886       0.0%
#*  Select Energy Services, Inc. Class A          6,050       91,053       0.0%
#   SemGroup Corp. Class A                      330,067    8,301,185       0.2%
#   Ship Finance International, Ltd.             50,913      725,510       0.0%
*   SilverBow Resources, Inc.                    10,450      320,293       0.0%
#   SM Energy Co.                               431,191   10,327,024       0.2%
#*  Smart Sand, Inc.                             44,798      327,921       0.0%
#*  SRC Energy, Inc.                            805,982    8,898,041       0.2%
#*  Stone Energy Corp.                           20,068      714,421       0.0%
#*  Superior Energy Services, Inc.              618,964    6,641,484       0.1%
#   Targa Resources Corp.                       115,261    5,413,809       0.1%
*   TETRA Technologies, Inc.                    397,504    1,562,191       0.0%
#*  Transocean, Ltd.                            306,365    3,789,735       0.1%
#*  Unit Corp.                                  215,260    4,882,097       0.1%
#   US Silica Holdings, Inc.                    391,847   11,798,513       0.3%
#*  Whiting Petroleum Corp.                     404,404   16,507,771       0.3%
    World Fuel Services Corp.                   172,525    3,704,112       0.1%
*   WPX Energy, Inc.                            770,663   13,170,631       0.3%
                                                        ------------       ---
Total Energy                                             473,880,627       9.9%
                                                        ------------       ---
Financials -- (24.2%)
    1st Constitution Bancorp                        865       18,684       0.0%
    1st Source Corp.                            203,925   10,604,100       0.2%
    A-Mark Precious Metals, Inc.                  3,456       46,414       0.0%
#   Access National Corp.                        16,314      453,692       0.0%
    ACNB Corp.                                      497       14,910       0.0%
    Alleghany Corp.                               1,573      903,956       0.0%
*   Allegiance Bancshares, Inc.                   2,242       90,689       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE+    OF NET ASSETS**
                                                 ------- ----------- ---------------
Financials -- (Continued)
#*  Ambac Financial Group, Inc.                   65,248 $ 1,111,173       0.0%
    American Equity Investment Life Holding Co.  349,281  10,548,286       0.2%
    American Financial Group, Inc.               257,200  29,120,184       0.6%
    American National Bankshares, Inc.            15,955     613,470       0.0%
    American National Insurance Co.               41,732   5,035,800       0.1%
    American River Bankshares                      8,728     135,371       0.0%
    Ameris Bancorp                                72,601   3,753,472       0.1%
#   AMERISAFE, Inc.                               76,521   4,537,695       0.1%
    AmeriServ Financial, Inc.                     69,711     285,815       0.0%
    Argo Group International Holdings, Ltd.      217,374  12,705,510       0.3%
    Arrow Financial Corp.                          2,887     102,200       0.0%
    Aspen Insurance Holdings, Ltd.               254,728  10,813,204       0.2%
    Associated Banc-Corp                         527,193  13,944,255       0.3%
    Assurant, Inc.                               319,133  29,621,925       0.6%
    Assured Guaranty, Ltd.                       448,331  16,269,932       0.3%
    Asta Funding, Inc.                             6,462      22,617       0.0%
#   Atlantic American Corp.                        9,523      31,426       0.0%
*   Atlantic Capital Bancshares, Inc.              3,518      67,897       0.0%
*   Atlantic Coast Financial Corp.                 7,682      77,819       0.0%
*   Atlanticus Holdings Corp.                     55,958     122,548       0.0%
#*  Atlas Financial Holdings, Inc.                 2,432      25,536       0.0%
    Auburn National Bancorporation, Inc.             513      20,674       0.0%
    Axis Capital Holdings, Ltd.                  302,382  17,749,823       0.4%
    Baldwin & Lyons, Inc. Class A                    276       6,596       0.0%
    Baldwin & Lyons, Inc. Class B                 54,454   1,268,778       0.0%
#   Banc of California, Inc.                      60,270   1,157,184       0.0%
    BancFirst Corp.                               12,902     737,349       0.0%
    Bancorp of New Jersey, Inc.                      568       9,699       0.0%
*   Bancorp, Inc. (The)                          122,289   1,265,691       0.0%
#   BancorpSouth Bank                            275,023   9,089,510       0.2%
    Bank of Commerce Holdings                      5,142      57,333       0.0%
    Bank of Marin Bancorp                          4,162     301,953       0.0%
    BankFinancial Corp.                           71,593   1,212,069       0.0%
    Bankwell Financial Group, Inc.                   503      15,885       0.0%
    Banner Corp.                                  63,595   3,650,353       0.1%
    Bar Harbor Bankshares                         40,043   1,170,056       0.0%
    BCB Bancorp, Inc.                              6,576     101,928       0.0%
    Beneficial Bancorp, Inc.                     141,804   2,247,593       0.1%
    Berkshire Hills Bancorp, Inc.                140,827   5,344,385       0.1%
#   Blue Capital Reinsurance Holdings, Ltd.        6,188      71,781       0.0%
    Blue Hills Bancorp, Inc.                      10,658     216,624       0.0%
#*  BofI Holding, Inc.                           227,512   9,164,183       0.2%
#   BOK Financial Corp.                          105,640  10,635,835       0.2%
    Boston Private Financial Holdings, Inc.      266,928   4,284,194       0.1%
    Bridge Bancorp, Inc.                           9,032     297,153       0.0%
    Brookline Bancorp, Inc.                      227,894   3,783,040       0.1%
    Bryn Mawr Bank Corp.                          39,759   1,773,251       0.0%
*   BSB Bancorp, Inc.                                435      14,029       0.0%
    C&F Financial Corp.                            4,795     277,631       0.0%
    California First National Bancorp             15,523     245,263       0.0%
#   Camden National Corp.                         40,448   1,792,251       0.0%
*   Cannae Holdings, Inc.                         36,057     744,938       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
Financials -- (Continued)
    Capital City Bank Group, Inc.           38,104 $   852,768       0.0%
#   Capitol Federal Financial, Inc.        406,943   5,074,579       0.1%
    Carolina Financial Corp.                 4,639     181,895       0.0%
    Cathay General Bancorp                 299,120  11,967,791       0.3%
    CenterState Banks Corp.                 84,059   2,436,030       0.1%
    Central Pacific Financial Corp.         45,947   1,336,139       0.0%
    Central Valley Community Bancorp         2,838      58,463       0.0%
    Century Bancorp, Inc. Class A            4,500     360,000       0.0%
    Charter Financial Corp.                  5,348     124,394       0.0%
    Chemical Financial Corp.                94,890   5,208,512       0.1%
    Chemung Financial Corp.                    306      14,443       0.0%
    CIT Group, Inc.                        127,747   6,764,204       0.2%
#   Citizens & Northern Corp.                3,751      90,587       0.0%
    Citizens Community Bancorp, Inc.        29,400     410,718       0.0%
    Citizens Holding Co.                     1,122      25,021       0.0%
#*  Citizens, Inc.                         167,031   1,297,831       0.0%
#   City Holding Co.                        14,788   1,058,525       0.0%
    CNB Financial Corp.                      5,411     153,456       0.0%
    CNO Financial Group, Inc.            1,201,584  25,761,961       0.5%
*   Coastway Bancorp, Inc.                     668      18,236       0.0%
    CoBiz Financial, Inc.                  131,357   2,646,844       0.1%
#   Codorus Valley Bancorp, Inc.             6,352     185,542       0.0%
    Colony Bankcorp, Inc.                    4,653      74,913       0.0%
    Columbia Banking System, Inc.          171,011   6,876,352       0.2%
#   Community Bank System, Inc.            133,267   7,496,269       0.2%
#*  Community Bankers Trust Corp.            1,701      14,799       0.0%
    Community Financial Corp. (The)            805      29,012       0.0%
    Community Trust Bancorp, Inc.           36,430   1,748,640       0.0%
    Community West Bancshares               16,252     186,085       0.0%
    ConnectOne Bancorp, Inc.                66,893   1,765,975       0.0%
*   Consumer Portfolio Services, Inc.       85,246     291,541       0.0%
#*  Cowen, Inc.                             69,695   1,080,272       0.0%
*   Customers Bancorp, Inc.                 49,959   1,439,818       0.0%
#   CVB Financial Corp.                     52,409   1,160,859       0.0%
    Dime Community Bancshares, Inc.        103,802   2,050,089       0.1%
    DNB Financial Corp.                        400      13,940       0.0%
    Donegal Group, Inc. Class A             71,708     998,175       0.0%
    Donegal Group, Inc. Class B              6,421      90,536       0.0%
*   E*TRADE Financial Corp.                203,139  12,326,475       0.3%
*   Eagle Bancorp, Inc.                        585      34,340       0.0%
    East West Bancorp, Inc.                    850      56,627       0.0%
    EMC Insurance Group, Inc.              206,253   5,358,453       0.1%
    Employers Holdings, Inc.               100,964   4,129,428       0.1%
#*  Encore Capital Group, Inc.              80,657   3,597,302       0.1%
*   Enova International, Inc.               76,768   2,249,302       0.1%
#*  Enstar Group, Ltd.                       5,360   1,126,404       0.0%
    Enterprise Bancorp, Inc.                 8,770     317,299       0.0%
    Enterprise Financial Services Corp.     42,119   2,141,751       0.1%
*   Equity Bancshares, Inc. Class A          4,773     181,994       0.0%
    ESSA Bancorp, Inc.                      22,806     333,424       0.0%
    Evans Bancorp, Inc.                      8,953     405,571       0.0%
#*  Ezcorp, Inc. Class A                    98,000   1,342,600       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE+    OF NET ASSETS**
                                                 ------- ----------- ---------------
Financials -- (Continued)
    Farmers Capital Bank Corp.                     6,611 $   331,542       0.0%
    Farmers National Banc Corp.                    9,256     136,526       0.0%
    FBL Financial Group, Inc. Class A            126,005   9,796,889       0.2%
*   FCB Financial Holdings, Inc. Class A          76,950   4,447,710       0.1%
    Federal Agricultural Mortgage Corp. Class A    2,471     199,212       0.0%
#   Federal Agricultural Mortgage Corp. Class C   43,772   3,742,944       0.1%
    Federated National Holding Co.                55,774     942,581       0.0%
    Fidelity Southern Corp.                       45,067   1,024,373       0.0%
    Financial Institutions, Inc.                  33,781   1,050,589       0.0%
*   First Acceptance Corp.                        90,168      75,741       0.0%
#   First American Financial Corp.               291,331  14,889,927       0.3%
*   First BanCorp(2296926)                       373,392   2,695,890       0.1%
    First Bancorp(2351494)                        72,545   2,767,592       0.1%
    First Bancorp, Inc.                           19,240     533,333       0.0%
    First Bancshares, Inc. (The)                   1,164      37,655       0.0%
    First Busey Corp.                             52,057   1,543,490       0.0%
    First Business Financial Services, Inc.        6,828     177,460       0.0%
#   First Citizens BancShares, Inc. Class A       22,443   9,701,884       0.2%
    First Commonwealth Financial Corp.           285,908   4,328,647       0.1%
    First Community Bancshares, Inc.              41,732   1,294,944       0.0%
    First Connecticut Bancorp, Inc.                9,617     231,770       0.0%
    First Defiance Financial Corp.                38,047   2,269,884       0.1%
    First Financial Bancorp                      318,459   9,856,306       0.2%
    First Financial Corp.                         45,672   1,952,478       0.1%
    First Financial Northwest, Inc.              111,813   1,889,640       0.1%
*   First Foundation, Inc.                         8,267     147,897       0.0%
    First Horizon National Corp.                 173,646   3,177,722       0.1%
    First Internet Bancorp                           469      16,040       0.0%
    First Interstate Bancsystem, Inc. Class A    121,991   4,940,635       0.1%
    First Merchants Corp.                        165,434   7,126,897       0.2%
    First Mid-Illinois Bancshares, Inc.            1,514      55,640       0.0%
    First Midwest Bancorp, Inc.                  337,058   8,193,880       0.2%
*   First Northwest Bancorp                        2,331      37,459       0.0%
    First of Long Island Corp. (The)                 600      15,900       0.0%
    First United Corp.                             4,138      80,070       0.0%
    FirstCash, Inc.                              104,660   9,074,022       0.2%
*   Flagstar Bancorp, Inc.                       149,660   5,170,753       0.1%
    Flushing Financial Corp.                     119,416   3,094,069       0.1%
    FNB Corp.                                    740,371   9,624,823       0.2%
#*  Franklin Financial Network, Inc.               3,855     129,914       0.0%
    FS Bancorp, Inc.                               1,987     114,411       0.0%
#   Fulton Financial Corp.                       634,174  10,717,541       0.2%
#   Gain Capital Holdings, Inc.                   29,796     243,135       0.0%
    GAMCO Investors, Inc. Class A                  1,081      27,728       0.0%
#*  Genworth Financial, Inc. Class A              20,742      57,248       0.0%
    German American Bancorp, Inc.                 92,565   3,124,069       0.1%
#   Glacier Bancorp, Inc.                         96,656   3,579,172       0.1%
    Global Indemnity, Ltd.                        60,021   2,454,259       0.1%
    Great Southern Bancorp, Inc.                  29,794   1,574,613       0.0%
    Great Western Bancorp, Inc.                  101,665   4,182,498       0.1%
*   Green Bancorp, Inc.                           21,560     486,178       0.0%
*   Green Dot Corp. Class A                      122,316   7,438,036       0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Financials -- (Continued)
#*  Greenlight Capital Re, Ltd. Class A             70,956 $ 1,099,818       0.0%
    Guaranty Federal Bancshares, Inc.               14,051     330,058       0.0%
*   Hallmark Financial Services, Inc.               67,623     694,488       0.0%
    Hancock Holding Co.                            214,163  10,461,863       0.2%
    Hanmi Financial Corp.                           78,310   2,161,356       0.1%
    Hanover Insurance Group, Inc. (The)            140,426  16,127,926       0.3%
*   HarborOne Bancorp, Inc.                          1,795      31,574       0.0%
    Hawthorn Bancshares, Inc.                       11,666     256,069       0.0%
#   HCI Group, Inc.                                 32,155   1,346,973       0.0%
#   Heartland Financial USA, Inc.                   16,317     875,407       0.0%
    Heritage Commerce Corp.                        112,748   1,859,215       0.1%
#   Heritage Financial Corp.                        67,629   2,008,581       0.1%
#   Heritage Insurance Holdings, Inc.               18,493     290,340       0.0%
    Hilltop Holdings, Inc.                         306,847   6,879,510       0.2%
    Hingham Institution for Savings                  1,253     255,612       0.0%
*   HMN Financial, Inc.                             17,195     330,144       0.0%
#   Home Bancorp, Inc.                               5,323     230,752       0.0%
#   Home BancShares, Inc.                            4,012      93,239       0.0%
*   HomeStreet, Inc.                                34,975     891,862       0.0%
*   HomeTrust Bancshares, Inc.                      14,464     377,510       0.0%
    Hope Bancorp, Inc.                             409,436   7,079,148       0.2%
    HopFed Bancorp, Inc.                            27,899     418,206       0.0%
    Horace Mann Educators Corp.                    251,498  11,241,961       0.2%
    Horizon Bancorp                                 30,497     877,094       0.0%
#*  Howard Bancorp, Inc.                               520       9,880       0.0%
    Iberiabank Corp.                               152,538  11,432,723       0.2%
    Independence Holding Co.                         1,608      56,923       0.0%
#   Independent Bank Corp.(2447821)                 73,364   5,304,217       0.1%
    Independent Bank Corp.(2492133)                 43,229   1,033,173       0.0%
    Independent Bank Group, Inc.                    22,884   1,633,918       0.0%
    Infinity Property & Casualty Corp.              90,310  11,920,920       0.3%
#   Interactive Brokers Group, Inc. Class A         40,738   3,022,760       0.1%
    International Bancshares Corp.                 226,306   9,006,979       0.2%
*   INTL. FCStone, Inc.                             39,944   1,790,290       0.0%
    Investment Technology Group, Inc.               98,888   1,999,515       0.1%
    Investors Bancorp, Inc.                      1,011,408  13,522,525       0.3%
    Investors Title Co.                              7,917   1,541,440       0.0%
#   Janus Henderson Group P.L.C.                   202,962   6,411,570       0.1%
    Kearny Financial Corp.                         193,584   2,719,855       0.1%
#   Kemper Corp.                                   183,887  12,412,372       0.3%
    Kentucky First Federal Bancorp                     496       4,365       0.0%
    Kingstone Cos., Inc.                             1,214      20,759       0.0%
    Ladenburg Thalmann Financial Services, Inc.     17,957      59,617       0.0%
    Lake Shore Bancorp, Inc.                         1,066      18,122       0.0%
    Lakeland Bancorp, Inc.                         136,571   2,663,134       0.1%
    Lakeland Financial Corp.                        32,815   1,559,369       0.0%
    Landmark Bancorp, Inc.                           3,112      89,626       0.0%
    LCNB Corp.                                         612      11,444       0.0%
    LegacyTexas Financial Group, Inc.              100,522   4,128,439       0.1%
    Legg Mason, Inc.                               367,311  14,582,247       0.3%
    Leucadia National Corp.                         14,822     356,321       0.0%
    Macatawa Bank Corp.                             84,693     904,521       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE+    OF NET ASSETS**
                                                      ------- ----------- ---------------
Financials -- (Continued)
#          Mackinac Financial Corp.                    14,051 $   221,584       0.0%
*          Magyar Bancorp, Inc.                         6,751      85,400       0.0%
           Maiden Holdings, Ltd.                      141,299   1,080,937       0.0%
*          Malvern Bancorp, Inc.                          743      18,909       0.0%
           Marlin Business Services Corp.              61,664   1,689,594       0.0%
           MB Financial, Inc.                         211,303   9,005,734       0.2%
#*         MBIA, Inc.                                 382,403   3,258,074       0.1%
           MBT Financial Corp.                         55,798     567,745       0.0%
           Mercantile Bank Corp.                       38,638   1,363,921       0.0%
#          Mercury General Corp.                       10,281     470,150       0.0%
#          Meridian Bancorp, Inc.                      97,650   1,845,585       0.0%
           Meta Financial Group, Inc.                  17,309   1,923,895       0.1%
*          MGIC Investment Corp.                      394,009   3,947,970       0.1%
#          Mid Penn Bancorp, Inc.                         262       9,524       0.0%
           Middlefield Banc Corp.                         446      22,880       0.0%
           Midland States Bancorp, Inc.                 5,132     161,658       0.0%
#          MidSouth Bancorp, Inc.                      30,676     427,930       0.0%
           MidWestOne Financial Group, Inc.            18,255     589,089       0.0%
*          MMA Capital Management LLC                     962      26,840       0.0%
           MSB Financial Corp.                          3,419      62,568       0.0%
#          MutualFirst Financial, Inc.                 18,690     686,858       0.0%
           National Bank Holdings Corp. Class A        65,744   2,312,874       0.1%
#          National Bankshares, Inc.                      658      30,169       0.0%
*          National Commerce Corp.                      3,668     158,824       0.0%
           National General Holdings Corp.             34,489     888,782       0.0%
*          National Holdings Corp.                      2,700       9,396       0.0%
           National Security Group, Inc. (The)            193       3,086       0.0%
           National Western Life Group, Inc. Class A    6,145   1,950,484       0.1%
#*         Nationstar Mortgage Holdings, Inc.          33,714     607,526       0.0%
           Navient Corp.                              686,695   9,105,576       0.2%
           Navigators Group, Inc. (The)               153,512   8,673,428       0.2%
           NBT Bancorp, Inc.                           74,786   2,732,680       0.1%
           Nelnet, Inc. Class A                       110,931   5,858,266       0.1%
#          New York Community Bancorp, Inc.           329,684   3,916,646       0.1%
(degrees)  NewStar Financial, Inc.                    159,703      78,617       0.0%
*          Nicholas Financial, Inc.                    20,100     175,674       0.0%
*          Nicolet Bankshares, Inc.                     1,079      59,960       0.0%
*          NMI Holdings, Inc. Class A                 111,940   1,550,369       0.0%
#          Northeast Bancorp                            3,500      68,250       0.0%
#          Northfield Bancorp, Inc.                   123,117   1,950,173       0.1%
           Northrim BanCorp, Inc.                      25,733     905,802       0.0%
#          Northwest Bancshares, Inc.                 333,835   5,541,661       0.1%
           Norwood Financial Corp.                      3,847     113,910       0.0%
           OceanFirst Financial Corp.                  82,659   2,230,140       0.1%
           OFG Bancorp                                124,853   1,685,515       0.0%
#          Ohio Valley Banc Corp.                       1,614      73,518       0.0%
           Old Line Bancshares, Inc.                    2,048      69,734       0.0%
#          Old National Bancorp                       379,597   6,529,068       0.1%
           Old Republic International Corp.           876,356  17,877,662       0.4%
#          Old Second Bancorp, Inc.                    48,021     686,700       0.0%
#*         On Deck Capital, Inc.                       33,783     177,361       0.0%
*          OneMain Holdings, Inc.                      39,936   1,232,026       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                               --------- ----------- ---------------
Financials -- (Continued)
    Oppenheimer Holdings, Inc. Class A            12,633 $   339,196       0.0%
#   Opus Bank                                     57,156   1,611,799       0.0%
    Oritani Financial Corp.                      114,378   1,749,983       0.0%
    Orrstown Financial Services, Inc.                450      11,858       0.0%
*   Pacific Mercantile Bancorp                    30,749     287,503       0.0%
*   Pacific Premier Bancorp, Inc.                 17,590     699,202       0.0%
    PacWest Bancorp                              282,493  14,474,941       0.3%
#   Parke Bancorp, Inc.                            3,065      71,874       0.0%
    Peapack Gladstone Financial Corp.             30,092     994,240       0.0%
    Penns Woods Bancorp, Inc.                      3,185     138,548       0.0%
#   People's United Financial, Inc.            1,285,328  23,508,649       0.5%
    People's Utah Bancorp                            600      19,110       0.0%
#   Peoples Bancorp of North Carolina, Inc.        5,107     157,040       0.0%
    Peoples Bancorp, Inc.                         44,484   1,595,196       0.0%
    Peoples Financial Services Corp.               1,342      62,940       0.0%
*   PHH Corp.                                    166,979   1,771,647       0.0%
#   Pinnacle Financial Partners, Inc.            103,952   6,658,126       0.2%
#   Piper Jaffray Cos.                            42,749   2,994,567       0.1%
    Popular, Inc.                                203,417   9,416,173       0.2%
#*  PRA Group, Inc.                               58,127   2,069,321       0.1%
    Preferred Bank                                21,879   1,394,567       0.0%
    Premier Financial Bancorp, Inc.               20,093     395,430       0.0%
    Primerica, Inc.                               15,293   1,479,598       0.0%
    ProAssurance Corp.                           100,392   4,748,542       0.1%
#   Prosperity Bancshares, Inc.                  202,126  14,506,583       0.3%
    Provident Financial Holdings, Inc.            26,149     479,834       0.0%
    Provident Financial Services, Inc.           227,791   5,949,901       0.1%
#   Prudential Bancorp, Inc.                       2,110      38,550       0.0%
    QCR Holdings, Inc.                            10,460     473,315       0.0%
    Radian Group, Inc.                           439,207   6,280,660       0.1%
*   Regional Management Corp.                     19,879     653,423       0.0%
    Reinsurance Group of America, Inc.           170,010  25,399,494       0.5%
    RenaissanceRe Holdings, Ltd.                 150,298  20,446,540       0.4%
    Renasant Corp.                               137,344   6,212,069       0.1%
    Republic Bancorp, Inc. Class A                17,545     739,873       0.0%
*   Republic First Bancorp, Inc.                   4,394      36,470       0.0%
    Riverview Bancorp, Inc.                       23,458     220,271       0.0%
#   RLI Corp.                                      6,138     388,413       0.0%
#   S&T Bancorp, Inc.                             87,232   3,723,062       0.1%
*   Safeguard Scientifics, Inc.                   34,352     444,858       0.0%
    Safety Insurance Group, Inc.                  70,391   5,631,280       0.1%
    Salisbury Bancorp, Inc.                          490      20,360       0.0%
    Sandy Spring Bancorp, Inc.                    95,749   3,794,533       0.1%
    Santander Consumer USA Holdings, Inc.        213,786   3,944,352       0.1%
    SB Financial Group, Inc.                       1,320      24,948       0.0%
    SB One Bancorp                                 7,441     224,346       0.0%
*   Seacoast Banking Corp. of Florida             19,987     552,241       0.0%
*   Security National Financial Corp. Class A     11,256      60,220       0.0%
*   Select Bancorp, Inc.                           6,103      79,583       0.0%
    Selective Insurance Group, Inc.              222,371  13,164,363       0.3%
    Shore Bancshares, Inc.                         7,315     132,328       0.0%
    SI Financial Group, Inc.                      20,971     299,885       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE+    OF NET ASSETS**
                                                 ------- ----------- ---------------
Financials -- (Continued)
    Sierra Bancorp                                11,634 $   324,123       0.0%
    Simmons First National Corp. Class A         293,400   8,860,680       0.2%
*   SLM Corp.                                     98,617   1,132,123       0.0%
    South State Corp.                             78,581   6,801,186       0.2%
*   Southern First Bancshares, Inc.               15,391     705,677       0.0%
    Southern Missouri Bancorp, Inc.                2,162      75,454       0.0%
#   Southern National Bancorp of Virginia, Inc.   10,934     177,678       0.0%
    Southside Bancshares, Inc.                    54,601   1,901,753       0.1%
    Southwest Georgia Financial Corp.                731      15,278       0.0%
    State Auto Financial Corp.                   145,812   4,553,709       0.1%
    State Bank Financial Corp.                    53,193   1,676,111       0.0%
#   Sterling Bancorp                             674,193  16,012,084       0.3%
    Stewart Information Services Corp.            76,617   3,195,695       0.1%
    Stifel Financial Corp.                       102,567   5,977,605       0.1%
    Stock Yards Bancorp, Inc.                        750      28,088       0.0%
    Summit Financial Group, Inc.                   1,619      40,556       0.0%
    Synovus Financial Corp.                      292,437  15,285,682       0.3%
    TCF Financial Corp.                          534,790  13,278,836       0.3%
    Territorial Bancorp, Inc.                     15,633     475,869       0.0%
#*  Texas Capital Bancshares, Inc.                57,599   5,682,141       0.1%
#*  Third Point Reinsurance, Ltd.                 65,463     870,658       0.0%
    Timberland Bancorp, Inc.                      52,391   1,710,566       0.0%
    Tiptree, Inc.                                136,453     866,477       0.0%
    Tompkins Financial Corp.                      14,598   1,134,265       0.0%
    Towne Bank                                   145,153   4,340,075       0.1%
    Trico Bancshares                              48,355   1,807,026       0.0%
#*  TriState Capital Holdings, Inc.               21,049     526,225       0.0%
*   Triumph Bancorp, Inc.                          2,454      95,338       0.0%
    TrustCo Bank Corp. NY                        207,336   1,772,723       0.0%
#   Trustmark Corp.                              232,673   7,284,992       0.2%
    UMB Financial Corp.                           25,764   1,973,007       0.1%
    Umpqua Holdings Corp.                        800,263  18,854,196       0.4%
*   Unico American Corp.                          35,600     274,120       0.0%
#   Union Bankshares Corp.                       200,632   7,585,896       0.2%
    United Bancshares, Inc.                          590      13,157       0.0%
#   United Bankshares, Inc.                      213,058   7,233,319       0.2%
    United Community Bancorp                         870      22,011       0.0%
    United Community Banks, Inc.                 172,211   5,498,697       0.1%
    United Community Financial Corp.             169,715   1,719,213       0.0%
    United Financial Bancorp, Inc.               157,060   2,596,202       0.1%
    United Fire Group, Inc.                      108,210   5,441,881       0.1%
    United Insurance Holdings Corp.               11,536     217,569       0.0%
#   United Security Bancshares                     1,687      18,726       0.0%
    Unity Bancorp, Inc.                           27,893     613,646       0.0%
#   Universal Insurance Holdings, Inc.            49,436   1,604,198       0.0%
    Univest Corp. of Pennsylvania                 32,795     942,856       0.0%
    US Global Investors, Inc. Class A              4,913      13,609       0.0%
    Validus Holdings, Ltd.                       295,391  20,018,648       0.4%
#   Valley National Bancorp                      620,609   7,788,643       0.2%
*   Veritex Holdings, Inc.                           913      26,221       0.0%
#   Virtus Investment Partners, Inc.              11,691   1,348,557       0.0%
    Walker & Dunlop, Inc.                         89,820   5,129,620       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                           SHARES      VALUE+     OF NET ASSETS**
                                           ------- -------------- ---------------
Financials -- (Continued)
    Washington Federal, Inc.               326,323 $   10,360,755       0.2%
    Washington Trust Bancorp, Inc.          17,053        944,736       0.0%
    Waterstone Financial, Inc.              49,921        856,145       0.0%
    Webster Financial Corp.                209,439     12,606,133       0.3%
    WesBanco, Inc.                         208,420      9,128,796       0.2%
    West Bancorporation, Inc.               90,568      2,205,331       0.1%
*   Western Alliance Bancorp                48,874      2,882,589       0.1%
#   Western New England Bancorp, Inc.      118,440      1,279,152       0.0%
    White Mountains Insurance Group, Ltd.      615        532,153       0.0%
    Wintrust Financial Corp.               182,739     16,346,004       0.4%
#*  World Acceptance Corp.                   3,555        364,388       0.0%
    WR Berkley Corp.                       223,655     16,675,717       0.4%
    WSFS Financial Corp.                    30,861      1,546,136       0.0%
    WVS Financial Corp.                      1,304         21,203       0.0%
#   Zions Bancorporation                   556,927     30,491,753       0.6%
                                                   --------------      ----
Total Financials                                    1,287,047,325      26.8%
                                                   --------------      ----
Health Care -- (4.7%)
#*  Acadia Healthcare Co., Inc.            147,678      5,254,383       0.1%
#   Aceto Corp.                            109,699        276,441       0.0%
*   Achillion Pharmaceuticals, Inc.        544,539      2,052,912       0.1%
#*  Acorda Therapeutics, Inc.              259,434      5,992,925       0.1%
*   Addus HomeCare Corp.                    69,389      3,642,922       0.1%
*   Adverum Biotechnologies, Inc.           65,848        411,550       0.0%
*   Aeglea BioTherapeutics, Inc.            12,397        115,788       0.0%
*   Allscripts Healthcare Solutions, Inc.  482,446      5,606,023       0.1%
*   Alpine Immune Sciences, Inc.             2,695         20,967       0.0%
#*  Amedisys, Inc.                          72,097      4,764,891       0.1%
#*  American Shared Hospital Services        8,624         20,266       0.0%
#*  AMN Healthcare Services, Inc.           35,119      2,347,705       0.1%
*   Amphastar Pharmaceuticals, Inc.        106,646      2,035,872       0.1%
    Analogic Corp.                          35,012      2,909,497       0.1%
*   AngioDynamics, Inc.                    105,807      2,050,540       0.1%
#*  ANI Pharmaceuticals, Inc.                2,600        154,310       0.0%
*   Anika Therapeutics, Inc.                68,061      2,995,365       0.1%
#*  Apollo Endosurgery, Inc.                 3,627         20,855       0.0%
*   Applied Genetic Technologies Corp.      41,066        187,877       0.0%
#*  Aptevo Therapeutics, Inc.               94,180        417,217       0.0%
#*  Ardelyx, Inc.                           31,378        150,614       0.0%
*   Bio-Rad Laboratories, Inc. Class A       5,100      1,293,921       0.0%
#*  BioTelemetry, Inc.                      66,306      2,532,889       0.1%
#*  Brookdale Senior Living, Inc.          565,880      4,096,971       0.1%
*   Caladrius Biosciences, Inc.              5,102         22,347       0.0%
#*  Calithera Biosciences, Inc.             61,931        380,876       0.0%
#*  Cambrex Corp.                           93,143      4,931,922       0.1%
    Cantel Medical Corp.                    17,843      1,999,665       0.0%
#*  Capital Senior Living Corp.             80,886        950,410       0.0%
*   Catalyst Biosciences, Inc.              12,110        345,014       0.0%
#*  Celldex Therapeutics, Inc.             357,259        264,372       0.0%
#*  Cesca Therapeutics, Inc.                 5,968          9,012       0.0%
*   Chimerix, Inc.                         178,855        819,156       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Health Care -- (Continued)
*   Civitas Solutions, Inc.                6,536 $    93,138       0.0%
#*  Community Health Systems, Inc.       106,131     401,175       0.0%
*   Concert Pharmaceuticals, Inc.         49,516     903,667       0.0%
    CONMED Corp.                         170,194  11,067,716       0.2%
#*  Cross Country Healthcare, Inc.        99,083   1,246,464       0.0%
#*  CryoLife, Inc.                       106,759   2,396,740       0.1%
#*  Cumberland Pharmaceuticals, Inc.      72,567     470,960       0.0%
*   Cutera, Inc.                          28,120   1,410,218       0.0%
#*  Depomed, Inc.                         86,127     540,878       0.0%
#*  Dermira, Inc.                         40,324     367,352       0.0%
    Digirad Corp.                         50,370      75,555       0.0%
#*  Diplomat Pharmacy, Inc.                6,853     149,327       0.0%
#*  Eiger BioPharmaceuticals, Inc.         2,029      17,855       0.0%
*   Electromed, Inc.                      18,824     100,520       0.0%
#*  Emergent BioSolutions, Inc.           51,907   2,691,897       0.1%
#*  Enanta Pharmaceuticals, Inc.          16,058   1,494,197       0.0%
#   Ensign Group, Inc. (The)              17,389     484,631       0.0%
#*  Envision Healthcare Corp.            125,852   4,677,919       0.1%
#*  Enzo Biochem, Inc.                    72,794     436,764       0.0%
*   Esperion Therapeutics, Inc.            1,100      77,011       0.0%
#*  Evolent Health, Inc. Class A         161,116   2,658,414       0.1%
#*  FONAR Corp.                           16,945     482,085       0.0%
*   Haemonetics Corp.                     49,708   3,879,212       0.1%
*   Halyard Health, Inc.                 159,365   7,549,120       0.2%
*   Harvard Bioscience, Inc.             154,493     888,335       0.0%
    HealthStream, Inc.                    73,663   1,708,245       0.0%
*   HMS Holdings Corp.                   111,687   2,011,483       0.0%
#*  Horizon Pharma P.L.C.                544,742   7,212,384       0.2%
*   ICU Medical, Inc.                      2,906     731,440       0.0%
*   Immune Design Corp.                    1,800       6,660       0.0%
#*  Impax Laboratories, Inc.              84,438   1,587,434       0.0%
*   Integer Holdings Corp.               126,414   6,940,129       0.2%
#*  Integra LifeSciences Holdings Corp.   42,380   2,611,879       0.1%
#*  Intra-Cellular Therapies, Inc.        72,423   1,261,609       0.0%
#*  IntriCon Corp.                        13,375     311,638       0.0%
#   Invacare Corp.                       159,875   2,909,725       0.1%
*   IRIDEX Corp.                          10,837      59,387       0.0%
*   Juniper Pharmaceuticals, Inc.          8,898      72,519       0.0%
#*  K2M Group Holdings, Inc.               7,023     134,139       0.0%
*   Karyopharm Therapeutics, Inc.          2,524      33,014       0.0%
    Kewaunee Scientific Corp.             11,983     414,013       0.0%
*   Kindred Biosciences, Inc.            136,401   1,248,069       0.0%
    Kindred Healthcare, Inc.             404,663   3,601,501       0.1%
#*  Lannett Co., Inc.                     82,573   1,288,139       0.0%
#   LeMaitre Vascular, Inc.               50,529   1,589,137       0.0%
#*  LHC Group, Inc.                       98,741   7,348,305       0.2%
*   LifePoint Health, Inc.               217,249  10,406,227       0.2%
*   LivaNova P.L.C.                        8,369     743,000       0.0%
#   Luminex Corp.                         20,256     432,466       0.0%
*   Magellan Health, Inc.                 76,461   6,411,255       0.1%
*   MEDNAX, Inc.                         227,619  10,449,988       0.2%
*   MEI Pharma, Inc.                       9,993      22,384       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------- ------------ ---------------
Health Care -- (Continued)
#*  Melinta Therapeutics, Inc.               180 $      1,224       0.0%
*   Merit Medical Systems, Inc.           87,501    4,243,798       0.1%
#   Merrimack Pharmaceuticals, Inc.       42,370      359,298       0.0%
*   Micron Solutions, Inc.                 1,132        4,218       0.0%
*   Minerva Neurosciences, Inc.           19,861      130,090       0.0%
#*  Mirati Therapeutics, Inc.              6,541      201,463       0.0%
#*  Misonix, Inc.                         28,468      313,148       0.0%
#*  Molina Healthcare, Inc.              173,617   14,453,615       0.3%
#*  Myriad Genetics, Inc.                 37,420    1,058,612       0.0%
#*  NantKwest, Inc.                       12,509       48,785       0.0%
    National HealthCare Corp.             23,059    1,413,056       0.0%
#*  Natus Medical, Inc.                  114,130    3,771,996       0.1%
*   Nuvectra Corp.                        53,888      694,077       0.0%
#*  Omnicell, Inc.                       104,572    4,507,053       0.1%
*   Ophthotech Corp.                     104,187      274,012       0.0%
*   OraSure Technologies, Inc.            80,222    1,422,336       0.0%
*   Orthofix International NV             32,360    1,974,607       0.0%
*   Otonomy, Inc.                        110,193      413,224       0.0%
#   Owens & Minor, Inc.                  187,511    3,047,054       0.1%
#*  Pain Therapeutics, Inc.                5,806       46,738       0.0%
#*  PDL BioPharma, Inc.                  644,450    1,881,794       0.0%
*   Pfenex, Inc.                          26,611      147,957       0.0%
#*  Prestige Brands Holdings, Inc.       176,096    5,184,266       0.1%
*   Protagonist Therapeutics, Inc.        10,545       91,109       0.0%
*   Providence Service Corp. (The)        51,433    3,902,736       0.1%
#*  Quorum Health Corp.                  108,496      764,897       0.0%
#*  Repligen Corp.                        15,741      582,417       0.0%
#*  RTI Surgical, Inc.                   225,030      990,132       0.0%
*   SeaSpine Holdings Corp.               31,725      365,155       0.0%
*   Select Medical Holdings Corp.        266,733    4,814,531       0.1%
#*  Sierra Oncology, Inc.                 91,665      188,830       0.0%
#*  Spectrum Pharmaceuticals, Inc.        42,399      674,992       0.0%
#*  Stemline Therapeutics, Inc.            7,479      128,639       0.0%
*   Surgery Partners, Inc.                 7,065      113,040       0.0%
*   Surmodics, Inc.                       14,010      523,273       0.0%
#*  Syneos Health, Inc.                   89,135    3,396,043       0.1%
#*  Synlogic, Inc.                         4,468       58,888       0.0%
    Teleflex, Inc.                        18,837    5,046,056       0.1%
*   Tetraphase Pharmaceuticals, Inc.      28,282       91,068       0.0%
#*  Tivity Health, Inc.                   80,146    2,881,249       0.1%
*   Tonix Pharmaceuticals Holding Corp.    6,101       19,035       0.0%
*   Triple-S Management Corp. Class B     83,302    2,361,612       0.1%
    Utah Medical Products, Inc.            1,047      106,323       0.0%
*   Verastem, Inc.                         8,300       34,611       0.0%
*   Versartis, Inc.                       48,740       73,110       0.0%
*   WellCare Health Plans, Inc.           11,235    2,304,973       0.1%
*   Zafgen, Inc.                          45,979      312,197       0.0%
#*  Zogenix, Inc.                         19,378      761,555       0.0%
                                                 ------------       ---
Total Health Care                                 251,361,686       5.2%
                                                 ------------       ---

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE+    OF NET ASSETS**
                                           ------- ----------- ---------------
Industrials -- (18.8%)
    AAR Corp.                              153,489 $ 6,646,074       0.1%
#   ABM Industries, Inc.                   279,191   8,691,216       0.2%
#*  Acacia Research Corp.                  150,007     547,526       0.0%
    ACCO Brands Corp.                      258,640   3,116,612       0.1%
#   Acme United Corp.                        5,022     107,270       0.0%
#   Actuant Corp. Class A                   42,726   1,006,197       0.0%
    Acuity Brands, Inc.                        174      20,840       0.0%
#*  AECOM                                  589,177  20,291,256       0.4%
*   Aegion Corp.                           121,114   2,748,077       0.1%
*   AeroCentury Corp.                        6,545     104,393       0.0%
#*  Aerovironment, Inc.                     92,638   5,048,771       0.1%
    AGCO Corp.                             273,209  17,124,740       0.4%
    Air Lease Corp.                        328,876  13,710,840       0.3%
*   Air Transport Services Group, Inc.     118,242   2,393,218       0.1%
    Alamo Group, Inc.                       66,141   7,240,455       0.2%
#   Alaska Air Group, Inc.                  55,573   3,608,355       0.1%
    Albany International Corp. Class A      72,670   4,298,431       0.1%
    Allied Motion Technologies, Inc.        10,614     423,180       0.0%
    Altra Industrial Motion Corp.          116,843   4,866,511       0.1%
    AMERCO                                  64,113  21,639,420       0.5%
*   Ameresco, Inc. Class A                  54,543     646,335       0.0%
#   American Railcar Industries, Inc.      107,451   4,077,765       0.1%
#*  American Superconductor Corp.            8,997      53,082       0.0%
#*  American Woodmark Corp.                 10,640     874,608       0.0%
*   AMREP Corp.                              8,943      64,613       0.0%
#   Apogee Enterprises, Inc.               107,723   4,428,493       0.1%
    Applied Industrial Technologies, Inc.  101,974   6,521,237       0.1%
*   ARC Document Solutions, Inc.            76,794     168,947       0.0%
    ArcBest Corp.                           89,090   2,859,789       0.1%
    Arconic, Inc.                           84,194   1,499,495       0.0%
    Argan, Inc.                             54,975   2,199,000       0.1%
*   Armstrong Flooring, Inc.               107,965   1,333,368       0.0%
*   Arotech Corp.                           73,833     236,266       0.0%
*   ASGN, Inc.                             187,664  15,131,348       0.3%
    Astec Industries, Inc.                  65,950   3,664,182       0.1%
*   Astrotech Corp.                          5,202      11,444       0.0%
*   Atlas Air Worldwide Holdings, Inc.      88,723   5,625,038       0.1%
#   AZZ, Inc.                               14,351     639,337       0.0%
#*  Babcock & Wilcox Enterprises, Inc.     603,242   1,375,392       0.0%
    Barnes Group, Inc.                     135,925   7,547,915       0.2%
    Barrett Business Services, Inc.          9,363     819,450       0.0%
*   Beacon Roofing Supply, Inc.             66,669   3,263,448       0.1%
*   BMC Stock Holdings, Inc.                33,511     578,065       0.0%
    Brady Corp. Class A                     78,318   2,850,775       0.1%
    Briggs & Stratton Corp.                177,812   3,205,950       0.1%
    Brink's Co. (The)                        1,619     119,482       0.0%
*   Broadwind Energy, Inc.                   2,600       6,864       0.0%
*   CAI International, Inc.                102,547   2,305,257       0.1%
*   CBIZ, Inc.                             175,900   3,271,740       0.1%
#   CECO Environmental Corp.                79,009     371,342       0.0%
#   Celadon Group, Inc.                     68,279     191,864       0.0%
*   Chart Industries, Inc.                 152,195   8,635,544       0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE+    OF NET ASSETS**
                                                 ------- ----------- ---------------
Industrials -- (Continued)
#   Chicago Bridge & Iron Co. NV                  46,000 $   694,600       0.0%
    Chicago Rivet & Machine Co.                    1,983      57,537       0.0%
#   CIRCOR International, Inc.                    59,669   2,528,176       0.1%
*   Civeo Corp.                                  219,021     733,720       0.0%
*   Clean Harbors, Inc.                          122,302   5,601,432       0.1%
#*  Colfax Corp.                                 255,062   7,909,473       0.2%
    Columbus McKinnon Corp.                       68,989   2,475,325       0.1%
    Comfort Systems USA, Inc.                     53,059   2,239,090       0.1%
*   Commercial Vehicle Group, Inc.                80,072     537,283       0.0%
    CompX International, Inc.                      5,744      78,980       0.0%
*   Continental Building Products, Inc.           14,078     395,592       0.0%
*   Continental Materials Corp.                    1,419      26,901       0.0%
    Copa Holdings SA Class A                       6,502     761,839       0.0%
    Costamare, Inc.                              185,944   1,262,560       0.0%
#   Covanta Holding Corp.                        116,162   1,730,814       0.0%
*   Covenant Transportation Group, Inc. Class A   76,284   2,116,881       0.0%
*   CPI Aerostructures, Inc.                      30,199     288,400       0.0%
    CRA International, Inc.                       29,637   1,673,601       0.0%
    Crane Co.                                      6,758     565,239       0.0%
*   CSW Industrials, Inc.                         29,740   1,289,229       0.0%
#   Cubic Corp.                                   32,588   2,012,309       0.0%
    Curtiss-Wright Corp.                         116,759  14,949,822       0.3%
    DMC Global, Inc.                              16,522     639,401       0.0%
    Douglas Dynamics, Inc.                        72,976   3,046,748       0.1%
*   Ducommun, Inc.                                41,557   1,208,893       0.0%
*   DXP Enterprises, Inc.                         51,258   1,860,665       0.0%
*   Eagle Bulk Shipping, Inc.                     57,287     289,872       0.0%
    Eastern Co. (The)                             34,760     987,184       0.0%
*   Echo Global Logistics, Inc.                  134,232   3,664,534       0.1%
    Ecology and Environment, Inc. Class A          7,348      95,891       0.0%
    EMCOR Group, Inc.                             20,058   1,476,068       0.0%
    Encore Wire Corp.                            119,350   6,283,778       0.1%
    EnerSys                                       85,269   5,846,043       0.1%
*   Engility Holdings, Inc.                       50,346   1,279,795       0.0%
    Ennis, Inc.                                   94,663   1,694,468       0.0%
    EnPro Industries, Inc.                        57,985   4,357,573       0.1%
    ESCO Technologies, Inc.                       72,124   4,028,125       0.1%
    Espey Manufacturing & Electronics Corp.       13,355     354,571       0.0%
    Essendant, Inc.                               80,398     598,161       0.0%
*   Esterline Technologies Corp.                 115,595   8,305,501       0.2%
    Federal Signal Corp.                         321,300   6,959,358       0.1%
    Fluor Corp.                                   89,999   5,305,441       0.1%
    Forward Air Corp.                             16,501     890,889       0.0%
*   Franklin Covey Co.                            93,603   2,283,913       0.1%
    Franklin Electric Co., Inc.                   25,305   1,037,505       0.0%
    FreightCar America, Inc.                      42,347     590,317       0.0%
*   FTI Consulting, Inc.                         144,771   8,454,626       0.2%
#   GATX Corp.                                   210,036  13,702,749       0.3%
*   Genco Shipping & Trading, Ltd.                15,819     253,104       0.0%
*   Gencor Industries, Inc.                       52,975     823,761       0.0%
#   General Cable Corp.                           47,981   1,422,637       0.0%
*   Genesee & Wyoming, Inc. Class A              209,015  14,881,868       0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                --------- ----------- ---------------
Industrials -- (Continued)
*   Gibraltar Industries, Inc.                    148,815 $ 5,230,847       0.1%
#*  Goldfield Corp. (The)                         100,362     421,520       0.0%
    Gorman-Rupp Co. (The)                         138,820   4,370,054       0.1%
*   GP Strategies Corp.                            88,980   1,855,233       0.0%
    Graham Corp.                                   20,694     446,577       0.0%
    Granite Construction, Inc.                    151,342   7,927,294       0.2%
*   Great Lakes Dredge & Dock Corp.               175,423     806,946       0.0%
#   Greenbrier Cos., Inc. (The)                   116,098   5,090,897       0.1%
    Griffon Corp.                                 273,394   5,440,541       0.1%
    H&E Equipment Services, Inc.                   73,940   2,391,959       0.1%
    Hardinge, Inc.                                 45,439     833,351       0.0%
    Hawaiian Holdings, Inc.                       120,875   4,980,050       0.1%
    Heidrick & Struggles International, Inc.       73,557   2,769,421       0.1%
*   Heritage-Crystal Clean, Inc.                   36,757     777,411       0.0%
#*  Hertz Global Holdings, Inc.                   234,188   5,128,717       0.1%
*   Hill International, Inc.                       53,478     283,433       0.0%
*   Houston Wire & Cable Co.                        7,920      57,024       0.0%
*   Hub Group, Inc. Class A                       110,401   4,852,124       0.1%
#*  Hudson Global, Inc.                            10,157      19,095       0.0%
#*  Hudson Technologies, Inc.                     147,233     644,881       0.0%
    Hurco Cos., Inc.                               32,482   1,435,704       0.0%
*   Huron Consulting Group, Inc.                   71,502   2,677,750       0.1%
#*  Huttig Building Products, Inc.                 16,299     101,217       0.0%
    Hyster-Yale Materials Handling, Inc.           48,502   3,453,342       0.1%
    ICF International, Inc.                        59,420   3,987,082       0.1%
#*  IES Holdings, Inc.                              1,429      24,150       0.0%
*   InnerWorkings, Inc.                           355,918   3,594,772       0.1%
*   Innovative Solutions & Support, Inc.            5,621      20,179       0.0%
#   Insteel Industries, Inc.                       72,966   2,191,169       0.1%
#*  Intersections, Inc.                            33,665      59,250       0.0%
    ITT, Inc.                                      69,913   3,418,047       0.1%
    Jacobs Engineering Group, Inc.                471,823  27,408,198       0.6%
*   JetBlue Airways Corp.                       1,410,800  27,073,252       0.6%
    Kadant, Inc.                                   64,437   5,944,313       0.1%
#   Kaman Corp.                                    71,224   4,319,023       0.1%
    KAR Auction Services, Inc.                      4,496     233,747       0.0%
    KBR, Inc.                                      95,856   1,599,837       0.0%
    Kelly Services, Inc. Class A                  110,848   3,243,412       0.1%
#   Kennametal, Inc.                               68,587   2,499,996       0.1%
#*  KeyW Holding Corp. (The)                      113,643     879,597       0.0%
    Kforce, Inc.                                    1,297      34,435       0.0%
    Kimball International, Inc. Class B           137,692   2,274,672       0.1%
*   Kirby Corp.                                   189,466  16,161,450       0.3%
*   KLX, Inc.                                     194,735  15,234,119       0.3%
#   Knight-Swift Transportation Holdings, Inc.    273,321  10,662,252       0.2%
    Korn/Ferry International                      202,075  10,802,930       0.2%
#*  Kratos Defense & Security Solutions, Inc.     160,563   1,607,236       0.0%
*   Lawson Products, Inc.                          26,425     611,739       0.0%
#*  Layne Christensen Co.                          25,169     355,135       0.0%
*   LB Foster Co. Class A                          37,401     880,794       0.0%
*   Limbach Holdings, Inc.                         24,773     311,149       0.0%
    LS Starrett Co. (The) Class A                  10,273      62,665       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Industrials -- (Continued)
    LSC Communications, Inc.                  85,222 $ 1,489,681       0.0%
    LSI Industries, Inc.                     123,313     755,909       0.0%
*   Lydall, Inc.                             102,737   4,582,070       0.1%
#   Macquarie Infrastructure Corp.            87,209   3,305,221       0.1%
*   Manitex International, Inc.                1,256      12,924       0.0%
#*  Manitowoc Co., Inc. (The)                180,876   4,458,593       0.1%
    ManpowerGroup, Inc.                       93,355   8,935,941       0.2%
    Marten Transport, Ltd.                   380,503   7,419,809       0.2%
#*  MasTec, Inc.                             222,715   9,799,460       0.2%
*   Mastech Digital, Inc.                      2,308      33,812       0.0%
    Matson, Inc.                             178,811   5,226,646       0.1%
#   Matthews International Corp. Class A      90,445   4,445,372       0.1%
    McGrath RentCorp                          70,821   4,173,482       0.1%
*   Mercury Systems, Inc.                    112,774   3,617,790       0.1%
    Miller Industries, Inc.                   59,589   1,474,828       0.0%
*   Mistras Group, Inc.                       66,201   1,288,933       0.0%
#   Mobile Mini, Inc.                        198,332   8,329,944       0.2%
*   Moog, Inc. Class A                        62,431   5,117,469       0.1%
*   MRC Global, Inc.                         385,714   7,224,423       0.2%
    Mueller Industries, Inc.                 157,518   4,281,339       0.1%
    Mueller Water Products, Inc. Class A     291,378   2,852,591       0.1%
#   Multi-Color Corp.                         36,176   2,349,631       0.1%
*   MYR Group, Inc.                           70,755   2,122,650       0.0%
#   National Presto Industries, Inc.           6,413     614,045       0.0%
*   Navigant Consulting, Inc.                149,224   3,191,901       0.1%
*   Nexeo Solutions, Inc.                     34,809     354,704       0.0%
*   NL Industries, Inc.                       39,084     298,993       0.0%
    NN, Inc.                                 139,284   2,827,465       0.1%
#*  Northwest Pipe Co.                        49,535     977,326       0.0%
#*  NOW, Inc.                                300,501   3,645,077       0.1%
#*  NV5 Global, Inc.                          32,961   1,939,755       0.0%
    Orbital ATK, Inc.                         49,111   6,501,314       0.1%
*   Orion Group Holdings, Inc.                83,934     508,640       0.0%
    Oshkosh Corp.                            188,184  13,579,357       0.3%
    Owens Corning                            335,482  21,970,716       0.5%
*   PAM Transportation Services, Inc.         25,480     917,025       0.0%
    Park-Ohio Holdings Corp.                  32,634   1,236,829       0.0%
*   Patriot Transportation Holding, Inc.       9,514     172,203       0.0%
    Pendrell Corp.                                16      11,040       0.0%
*   Perma-Pipe International Holdings, Inc.   44,798     405,422       0.0%
#*  Pioneer Power Solutions, Inc.              1,400       8,260       0.0%
    Powell Industries, Inc.                   43,780   1,315,589       0.0%
    Preformed Line Products Co.               18,213   1,224,824       0.0%
    Primoris Services Corp.                   69,506   1,778,659       0.0%
    Quad/Graphics, Inc.                       77,501   1,915,050       0.0%
    Quanex Building Products Corp.           113,556   1,947,485       0.0%
*   Quanta Services, Inc.                    516,102  16,773,315       0.4%
*   Radiant Logistics, Inc.                  142,847     504,250       0.0%
    Raven Industries, Inc.                    54,215   1,984,269       0.0%
#*  RBC Bearings, Inc.                         1,128     131,277       0.0%
    RCM Technologies, Inc.                    78,752     409,510       0.0%
    Regal Beloit Corp.                       140,077   9,973,482       0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    Resources Connection, Inc.              106,756 $ 1,670,731       0.0%
    RPX Corp.                               166,846   1,806,942       0.0%
*   Rush Enterprises, Inc. Class A          197,465   8,062,496       0.2%
*   Rush Enterprises, Inc. Class B           51,902   2,019,507       0.0%
    Ryder System, Inc.                      233,530  15,746,928       0.3%
*   Saia, Inc.                              134,141   8,860,013       0.2%
    Scorpio Bulkers, Inc.                   155,691   1,191,036       0.0%
    Servotronics, Inc.                        7,061      66,868       0.0%
*   SIFCO Industries, Inc.                   12,483      68,032       0.0%
#   Simpson Manufacturing Co., Inc.         108,436   5,929,280       0.1%
    SkyWest, Inc.                           240,109  13,662,202       0.3%
*   SP Plus Corp.                            67,006   2,355,261       0.1%
    Spartan Motors, Inc.                    123,989   2,213,204       0.1%
*   Sparton Corp.                            56,079   1,035,779       0.0%
#*  Spirit Airlines, Inc.                   226,203   8,079,971       0.2%
*   SPX Corp.                                66,528   2,104,946       0.0%
*   SPX FLOW, Inc.                           63,724   2,867,580       0.1%
    Standex International Corp.              54,396   5,273,692       0.1%
    Steelcase, Inc. Class A                 206,657   2,738,205       0.1%
*   Sterling Construction Co., Inc.         101,660   1,131,476       0.0%
#*  Taylor Devices, Inc.                        806       8,213       0.0%
#*  Team, Inc.                              114,209   1,935,843       0.0%
*   Teledyne Technologies, Inc.              11,391   2,131,142       0.0%
    Terex Corp.                             293,538  10,720,008       0.2%
    Tetra Tech, Inc.                        146,694   7,099,990       0.2%
#*  Textainer Group Holdings, Ltd.            7,099     122,103       0.0%
#*  Thermon Group Holdings, Inc.            123,885   2,823,339       0.1%
    Titan International, Inc.               272,619   2,807,976       0.1%
#*  Titan Machinery, Inc.                   115,489   2,231,247       0.1%
*   TriMas Corp.                            139,851   3,789,962       0.1%
    Trinity Industries, Inc.                637,050  20,302,784       0.4%
    Triton International, Ltd.              269,484   8,356,699       0.2%
#   Triumph Group, Inc.                     172,140   4,071,111       0.1%
*   TrueBlue, Inc.                           97,479   2,597,815       0.1%
#*  Tutor Perini Corp.                      158,502   3,273,066       0.1%
*   Twin Disc, Inc.                          43,496     960,392       0.0%
*   Ultralife Corp.                          53,141     449,041       0.0%
#   UniFirst Corp.                           54,384   8,734,070       0.2%
    Universal Forest Products, Inc.         262,158   8,357,597       0.2%
    Universal Logistics Holdings, Inc.       11,902     261,249       0.0%
#   US Ecology, Inc.                          2,197     117,100       0.0%
*   USA Truck, Inc.                          28,561     686,321       0.0%
    Valmont Industries, Inc.                  8,234   1,170,051       0.0%
*   Vectrus, Inc.                            45,922   1,653,192       0.0%
*   Veritiv Corp.                            40,575   1,543,879       0.0%
    Viad Corp.                              103,803   5,268,002       0.1%
    Virco Manufacturing Corp.                23,168      97,306       0.0%
#*  Vivint Solar, Inc.                        9,407      37,158       0.0%
    VSE Corp.                                26,506   1,359,493       0.0%
#   Wabash National Corp.                   188,853   3,788,391       0.1%
    Watts Water Technologies, Inc. Class A  112,276   8,364,562       0.2%
#*  Welbilt, Inc.                            66,764   1,279,198       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
Industrials -- (Continued)
           Werner Enterprises, Inc.           195,831 $  6,717,003       0.1%
#*         Wesco Aircraft Holdings, Inc.      321,697    3,249,140       0.1%
*          WESCO International, Inc.          160,117    9,534,967       0.2%
#*         Willdan Group, Inc.                 16,551      473,359       0.0%
*          Willis Lease Finance Corp.          36,581    1,195,467       0.0%
#*         XPO Logistics, Inc.                169,853   16,502,918       0.3%
                                                      ------------      ----
Total Industrials                                      999,624,650      20.8%
                                                      ------------      ----
Information Technology -- (10.2%)
(degrees)  Actua Corp.                         11,098       11,098       0.0%
*          Acxiom Corp.                       195,838    5,087,871       0.1%
           ADTRAN, Inc.                       214,046    3,135,774       0.1%
*          Advanced Energy Industries, Inc.     4,858      289,294       0.0%
*          Agilysys, Inc.                      82,576      972,745       0.0%
*          ALJ Regional Holdings, Inc.          3,211        6,583       0.0%
*          Alpha & Omega Semiconductor, Ltd.   76,154    1,154,495       0.0%
           American Software, Inc. Class A     19,941      254,447       0.0%
*          Amkor Technology, Inc.             856,673    7,093,252       0.2%
*          Amtech Systems, Inc.                71,624      496,354       0.0%
*          Anixter International, Inc.        107,986    6,360,375       0.1%
#*         Applied Optoelectronics, Inc.       16,467      526,285       0.0%
*          ARRIS International P.L.C.         306,586    8,277,822       0.2%
*          Arrow Electronics, Inc.            406,704   30,397,057       0.6%
           AstroNova, Inc.                     27,777      495,819       0.0%
#*         Asure Software, Inc.                 9,040      136,866       0.0%
*          Aviat Networks, Inc.                 5,300       86,231       0.0%
           Avnet, Inc.                        408,136   16,011,175       0.3%
           AVX Corp.                          220,001    3,247,215       0.1%
*          Aware, Inc.                         59,793      233,193       0.0%
*          Axcelis Technologies, Inc.         116,642    2,566,124       0.1%
#*         AXT, Inc.                          150,181      878,559       0.0%
           Bel Fuse, Inc. Class A               9,916      177,397       0.0%
           Bel Fuse, Inc. Class B              33,630      650,741       0.0%
#          Belden, Inc.                         6,643      409,209       0.0%
           Benchmark Electronics, Inc.        204,163    5,369,487       0.1%
*          Blackhawk Network Holdings, Inc.    10,796      484,740       0.0%
#*         Blucora, Inc.                      156,597    4,071,522       0.1%
#*         BroadVision, Inc.                   13,792       31,032       0.0%
           Brooks Automation, Inc.            176,037    4,379,801       0.1%
*          BSQUARE Corp.                       57,902      260,559       0.0%
           Cabot Microelectronics Corp.         4,043      410,162       0.0%
*          CACI International, Inc. Class A   127,408   19,244,978       0.4%
*          Calix, Inc.                         30,549      203,151       0.0%
#*         Cars.com, Inc.                     234,339    6,673,975       0.2%
           Cass Information Systems, Inc.       1,144       69,189       0.0%
*          Cavium, Inc.                        21,143    1,585,936       0.0%
           CCUR Holdings, Inc.                 33,012      171,662       0.0%
*          Ceva, Inc.                             810       26,406       0.0%
#*         Cirrus Logic, Inc.                 146,771    5,352,738       0.1%
*          Clearfield, Inc.                     8,287      101,101       0.0%
#*         Coherent, Inc.                      25,555    4,298,862       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Information Technology -- (Continued)
    Cohu, Inc.                            83,131 $ 1,779,003       0.0%
*   CommerceHub, Inc. Series A             5,773     130,874       0.0%
*   CommerceHub, Inc. Series C            12,579     285,166       0.0%
    Communications Systems, Inc.          19,486      69,760       0.0%
*   Computer Task Group, Inc.             45,337     347,735       0.0%
    Comtech Telecommunications Corp.      96,959   2,965,976       0.1%
*   Conduent, Inc.                         8,474     164,904       0.0%
#*  Control4 Corp.                        40,177     837,289       0.0%
    Convergys Corp.                      496,845  11,606,299       0.3%
*   CoreLogic, Inc.                      108,539   5,372,681       0.1%
*   Cray, Inc.                            99,658   2,376,843       0.1%
#*  Cree, Inc.                           431,600  16,107,312       0.3%
#   CSG Systems International, Inc.       18,064     772,959       0.0%
    CSP, Inc.                              5,466      59,525       0.0%
    CTS Corp.                             91,183   2,730,931       0.1%
#*  CyberOptics Corp.                     53,209     811,437       0.0%
#   Cypress Semiconductor Corp.          181,517   2,646,518       0.1%
    Daktronics, Inc.                     151,332   1,363,501       0.0%
*   DHI Group, Inc.                      103,757     145,260       0.0%
*   Digi International, Inc.             116,546   1,340,279       0.0%
*   Diodes, Inc.                         224,637   6,413,386       0.1%
*   DSP Group, Inc.                      104,784   1,252,169       0.0%
*   EchoStar Corp. Class A               164,235   8,628,907       0.2%
*   Edgewater Technology, Inc.            73,779     424,229       0.0%
#*  Electro Scientific Industries, Inc.   39,117     704,106       0.0%
#*  Electronics for Imaging, Inc.        174,353   4,829,578       0.1%
#*  Emcore Corp.                          50,469     227,111       0.0%
    Entegris, Inc.                       173,911   5,599,934       0.1%
*   ePlus, Inc.                           76,716   6,125,773       0.1%
*   Everi Holdings, Inc.                  15,873     101,746       0.0%
*   Evolving Systems, Inc.                 1,978       7,418       0.0%
*   ExlService Holdings, Inc.              4,788     276,794       0.0%
#*  Extreme Networks, Inc.                56,980     609,686       0.0%
#*  Fabrinet                             126,948   3,581,203       0.1%
*   FARO Technologies, Inc.               51,623   2,606,962       0.1%
#*  Finisar Corp.                        390,268   6,080,375       0.1%
*   First Solar, Inc.                      9,697     687,614       0.0%
#*  Fitbit, Inc. Class A                  76,471     424,414       0.0%
*   Flex, Ltd.                           229,145   2,978,885       0.1%
*   FormFactor, Inc.                     233,227   2,676,280       0.1%
*   Frequency Electronics, Inc.           30,859     271,868       0.0%
    GlobalSCAPE, Inc.                      8,842      32,981       0.0%
*   GSE Systems, Inc.                     23,168      74,138       0.0%
*   GSI Technology, Inc.                  71,474     523,904       0.0%
    Hackett Group, Inc. (The)             87,795   1,423,157       0.0%
#*  Harmonic, Inc.                       446,760   1,630,674       0.0%
#*  Ichor Holdings, Ltd.                  65,555   1,448,766       0.0%
*   ID Systems, Inc.                      23,847     163,352       0.0%
#*  II-VI, Inc.                           77,315   2,945,702       0.1%
#*  Infinera Corp.                       318,000   3,726,960       0.1%
*   Information Services Group, Inc.       4,286      18,601       0.0%
*   Insight Enterprises, Inc.            137,520   4,875,084       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Information Technology -- (Continued)
#*  Integrated Device Technology, Inc.          28,336 $   788,591       0.0%
#*  Internap Corp.                              22,082     260,788       0.0%
*   inTEST Corp.                                50,056     360,403       0.0%
*   Intevac, Inc.                               76,862     503,446       0.0%
#*  Iteris, Inc.                                   600       3,042       0.0%
#*  Itron, Inc.                                 32,663   2,136,160       0.1%
    Jabil, Inc.                                608,732  16,192,271       0.3%
#*  Kemet Corp.                                 43,270     745,109       0.0%
*   Key Tronic Corp.                            54,827     385,434       0.0%
*   Kimball Electronics, Inc.                  103,269   1,636,814       0.0%
#*  Knowles Corp.                              325,312   4,163,994       0.1%
*   Kulicke & Soffa Industries, Inc.           202,921   4,644,862       0.1%
#*  KVH Industries, Inc.                        87,731     929,949       0.0%
#*  Lantronix, Inc.                             11,150      27,318       0.0%
#*  Lattice Semiconductor Corp.                311,711   1,689,474       0.0%
*   Leaf Group, Ltd.                           108,124     794,711       0.0%
    Leidos Holdings, Inc.                        5,850     375,746       0.0%
*   LGL Group, Inc. (The)                       11,008      60,434       0.0%
#*  Lightpath Technologies, Inc. Class A        28,589      57,178       0.0%
*   Limelight Networks, Inc.                    41,289     213,051       0.0%
*   Liquidity Services, Inc.                   103,897     670,136       0.0%
#   Littelfuse, Inc.                             7,282   1,361,151       0.0%
*   Luna Innovations, Inc.                      33,921     111,600       0.0%
#*  MACOM Technology Solutions Holdings, Inc.   53,800     894,156       0.0%
    ManTech International Corp. Class A        101,816   6,016,307       0.1%
    Marchex, Inc. Class B                       91,097     253,250       0.0%
#   Marvell Technology Group, Ltd.             617,215  12,381,333       0.3%
#*  MaxLinear, Inc.                              4,091      91,352       0.0%
#*  Meet Group, Inc.(The)                      400,892     954,123       0.0%
    Methode Electronics, Inc.                  159,696   6,371,870       0.1%
*   Microsemi Corp.                            136,043   8,800,622       0.2%
    MKS Instruments, Inc.                      172,747  17,689,293       0.4%
    Monotype Imaging Holdings, Inc.              8,425     186,614       0.0%
#   MTS Systems Corp.                            4,893     248,564       0.0%
*   Nanometrics, Inc.                           80,967   2,009,601       0.1%
*   Napco Security Technologies, Inc.           45,508     486,936       0.0%
#*  NeoPhotonics Corp.                           2,565      13,184       0.0%
#*  NETGEAR, Inc.                               98,253   5,433,391       0.1%
*   Netscout Systems, Inc.                     317,228   8,612,740       0.2%
    Network-1 Technologies, Inc.                 4,934      13,736       0.0%
#*  Novanta, Inc.                               39,009   2,293,729       0.1%
    NVE Corp.                                      502      42,454       0.0%
*   ON Semiconductor Corp.                     372,331   8,221,068       0.2%
*   Optical Cable Corp.                         31,026      86,873       0.0%
#*  OSI Systems, Inc.                           46,194   2,957,340       0.1%
#*  PAR Technology Corp.                        74,936   1,070,835       0.0%
    Park Electrochemical Corp.                  57,338     976,466       0.0%
    PC Connection, Inc.                        219,186   5,850,074       0.1%
    PC-Tel, Inc.                                65,373     467,417       0.0%
#*  PCM, Inc.                                  111,274   1,440,998       0.0%
#*  PDF Solutions, Inc.                         27,739     309,290       0.0%
*   Perceptron, Inc.                            58,259     512,097       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Information Technology -- (Continued)
*   Perficient, Inc.                         129,301 $ 3,197,614       0.1%
#*  PFSweb, Inc.                               2,300      21,367       0.0%
*   Photronics, Inc.                         209,678   1,604,037       0.0%
*   Plexus Corp.                              70,407   3,861,120       0.1%
*   PRGX Global, Inc.                         27,766     272,107       0.0%
#   Progress Software Corp.                   48,687   1,798,011       0.0%
    QAD, Inc. Class B                            465      16,015       0.0%
*   QuinStreet, Inc.                           6,320      71,037       0.0%
*   Qumu Corp.                                10,656      19,607       0.0%
#*  Rambus, Inc.                             122,018   1,647,243       0.0%
#*  RealNetworks, Inc.                        91,435     326,423       0.0%
    Reis, Inc.                                48,098   1,010,058       0.0%
    RF Industries, Ltd.                       14,951      84,473       0.0%
*   Rhythmone P.L.C.                          12,197      39,465       0.0%
*   Ribbon Communications, Inc.               93,797     545,899       0.0%
    Richardson Electronics, Ltd.              34,601     320,751       0.0%
*   Rogers Corp.                              37,796   4,032,833       0.1%
*   Rudolph Technologies, Inc.               152,807   3,873,657       0.1%
*   Sanmina Corp.                            275,108   8,115,686       0.2%
*   ScanSource, Inc.                          90,614   3,108,060       0.1%
*   Seachange International, Inc.             18,245      57,472       0.0%
*   Semtech Corp.                             27,029   1,062,240       0.0%
#*  Sigma Designs, Inc.                       17,211     108,429       0.0%
*   Silicon Laboratories, Inc.                 9,636     895,184       0.0%
*   Socket Mobile, Inc.                        2,820       7,952       0.0%
*   SolarEdge Technologies, Inc.              23,675   1,246,489       0.0%
#*  StarTek, Inc.                             38,041     336,282       0.0%
*   Steel Connect, Inc.                        7,069      13,785       0.0%
#*  Stratasys, Ltd.                          158,050   3,029,819       0.1%
#*  SunPower Corp.                             1,586      13,529       0.0%
#*  Super Micro Computer, Inc.               138,267   2,447,326       0.1%
*   Sykes Enterprises, Inc.                  139,378   4,008,511       0.1%
#*  Synacor, Inc.                             17,218      30,132       0.0%
#*  Synaptics, Inc.                           91,624   3,987,476       0.1%
#*  Synchronoss Technologies, Inc.             1,100      12,320       0.0%
    SYNNEX Corp.                             181,005  18,131,271       0.4%
    Systemax, Inc.                           218,554   6,869,152       0.2%
*   Take-Two Interactive Software, Inc.        1,164     116,062       0.0%
#*  Tech Data Corp.                          163,716  12,483,345       0.3%
*   TechTarget, Inc.                          36,182     754,395       0.0%
*   Telaria, Inc.                              9,226      38,749       0.0%
*   Telenav, Inc.                              2,107      10,851       0.0%
    Teradyne, Inc.                            46,699   1,520,052       0.0%
    Tessco Technologies, Inc.                 43,098     760,680       0.0%
#   TiVo Corp.                               146,767   2,076,753       0.1%
*   Trio Tech International                    5,279      28,612       0.0%
#*  TTM Technologies, Inc.                   351,964   4,906,378       0.1%
#*  Ultra Clean Holdings, Inc.               149,186   2,612,247       0.1%
#*  VASCO Data Security International, Inc.   99,844   1,547,582       0.0%
#*  Veeco Instruments, Inc.                  174,693   2,699,007       0.1%
*   Verint Systems, Inc.                      12,134     510,841       0.0%
#*  ViaSat, Inc.                               2,228     142,547       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                        --------- ------------ ---------------
Information Technology -- (Continued)
*   Viavi Solutions, Inc.                 264,089 $  2,495,641       0.1%
*   Virtusa Corp.                         178,924    8,613,401       0.2%
#   Vishay Intertechnology, Inc.          434,647    7,671,520       0.2%
*   Vishay Precision Group, Inc.           43,499    1,231,022       0.0%
    Wayside Technology Group, Inc.          3,889       53,474       0.0%
*   Web.com Group, Inc.                     4,664       86,750       0.0%
*   Westell Technologies, Inc. Class A     10,100       31,007       0.0%
*   Xcerra Corp.                          146,998    1,775,736       0.0%
    Xerox Corp.                           141,805    4,459,767       0.1%
*   XO Group, Inc.                         73,884    1,601,805       0.0%
#   Xperi Corp.                           138,192    3,040,224       0.1%
*   Xplore Technologies Corp.               8,100       25,596       0.0%
*   Zedge, Inc. Class B                     8,025       33,946       0.0%
*   Zynga, Inc. Class A                 2,821,729    9,734,965       0.2%
                                                  ------------      ----
Total Information Technology                       545,060,453      11.3%
                                                  ------------      ----
Materials -- (6.2%)
    A Schulman, Inc.                      112,296    4,817,498       0.1%
*   AgroFresh Solutions, Inc.              48,667      336,776       0.0%
#   Albemarle Corp.                        31,915    3,094,478       0.1%
*   Alcoa Corp.                           437,568   22,403,482       0.5%
#*  Allegheny Technologies, Inc.           90,394    2,401,769       0.1%
    American Vanguard Corp.               107,592    2,318,608       0.1%
#   Ampco-Pittsburgh Corp.                 41,708      410,824       0.0%
    AptarGroup, Inc.                        1,912      178,772       0.0%
    Ashland Global Holdings, Inc.          67,900    4,493,622       0.1%
#   Bemis Co., Inc.                        71,834    3,108,257       0.1%
    Boise Cascade Co.                      45,513    1,893,341       0.0%
    Cabot Corp.                            68,149    3,806,803       0.1%
#   Carpenter Technology Corp.            194,577   10,363,171       0.2%
#*  Century Aluminum Co.                  235,731    4,118,221       0.1%
    Chase Corp.                            17,930    2,008,160       0.0%
#*  Clearwater Paper Corp.                 49,913    1,180,442       0.0%
#*  Coeur Mining, Inc.                    119,743      906,455       0.0%
    Commercial Metals Co.                 399,069    8,384,440       0.2%
    Core Molding Technologies, Inc.        23,022      356,841       0.0%
    Domtar Corp.                          280,898   12,331,422       0.3%
*   Ferro Corp.                            83,666    1,841,489       0.0%
*   Ferroglobe P.L.C.                      83,587      944,533       0.0%
#*  Flotek Industries, Inc.               233,264      832,752       0.0%
    Friedman Industries, Inc.              13,340       82,041       0.0%
    FutureFuel Corp.                      108,463    1,269,017       0.0%
    Gold Resource Corp.                    26,483      134,269       0.0%
    Graphic Packaging Holding Co.         462,096    6,607,973       0.1%
    Greif, Inc. Class A                    44,035    2,576,928       0.1%
    Greif, Inc. Class B                     3,127      196,845       0.0%
    Hawkins, Inc.                          27,756      902,070       0.0%
#   Haynes International, Inc.             45,213    1,890,356       0.0%
#   HB Fuller Co.                         136,524    6,753,842       0.1%
#   Hecla Mining Co.                      975,879    3,737,617       0.1%
    Huntsman Corp.                        365,482   10,880,399       0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                                ------- ------------ ---------------
Materials -- (Continued)
*   Ingevity Corp.                                3,077 $    236,406       0.0%
    Innophos Holdings, Inc.                      39,448    1,632,358       0.0%
    Innospec, Inc.                               69,882    5,080,421       0.1%
#*  Intrepid Potash, Inc.                       375,102    1,699,212       0.0%
    Kaiser Aluminum Corp.                        70,836    6,980,179       0.1%
    KapStone Paper and Packaging Corp.          378,704   13,034,992       0.3%
    KMG Chemicals, Inc.                          22,487    1,382,726       0.0%
*   Kraton Corp.                                 71,401    3,260,884       0.1%
    Louisiana-Pacific Corp.                     494,771   14,016,862       0.3%
    Materion Corp.                               86,073    4,368,205       0.1%
    Mercer International, Inc.                  213,918    2,866,501       0.1%
    Minerals Technologies, Inc.                 106,056    7,323,167       0.2%
    Mosaic Co. (The)                            320,151    8,628,069       0.2%
    Myers Industries, Inc.                      114,222    2,661,373       0.1%
    Neenah, Inc.                                 46,921    3,659,838       0.1%
    Northern Technologies International Corp.    21,014      627,268       0.0%
    Olin Corp.                                  404,464   12,210,768       0.3%
    Olympic Steel, Inc.                          42,600      998,970       0.0%
*   OMNOVA Solutions, Inc.                       63,777      695,169       0.0%
#   PH Glatfelter Co.                           220,312    4,602,318       0.1%
#*  Platform Specialty Products Corp.           591,029    5,951,662       0.1%
    PolyOne Corp.                                52,442    2,194,698       0.1%
#   Quaker Chemical Corp.                        27,479    4,039,138       0.1%
    Rayonier Advanced Materials, Inc.            27,955      598,237       0.0%
    Reliance Steel & Aluminum Co.               236,532   20,795,893       0.4%
*   Resolute Forest Products, Inc.              129,867    1,285,683       0.0%
#   Royal Gold, Inc.                             56,713    5,036,114       0.1%
#   Schnitzer Steel Industries, Inc. Class A    143,452    4,224,661       0.1%
    Schweitzer-Mauduit International, Inc.       50,351    1,965,200       0.0%
#   Sensient Technologies Corp.                  16,762    1,117,187       0.0%
    Sonoco Products Co.                          85,205    4,376,129       0.1%
    Steel Dynamics, Inc.                        352,849   15,811,164       0.3%
    Stepan Co.                                   37,887    2,664,214       0.1%
*   SunCoke Energy, Inc.                        230,106    2,643,918       0.1%
#   Synalloy Corp.                               29,075      501,544       0.0%
#*  TimkenSteel Corp.                           204,538    3,434,193       0.1%
#*  Trecora Resources                            35,735      462,768       0.0%
    Tredegar Corp.                              123,927    2,181,115       0.0%
    Tronox, Ltd. Class A                        132,240    2,271,883       0.1%
*   UFP Technologies, Inc.                       11,452      380,779       0.0%
    United States Lime & Minerals, Inc.          11,289      843,514       0.0%
#   United States Steel Corp.                   233,782    7,908,845       0.2%
*   Universal Stainless & Alloy Products, Inc.   25,899      759,877       0.0%
#   Valvoline, Inc.                             107,752    2,185,211       0.1%
*   Verso Corp. Class A                          98,005    1,769,970       0.0%
    Westlake Chemical Corp.                      50,959    5,451,084       0.1%
#   Worthington Industries, Inc.                110,280    4,910,768       0.1%
                                                        ------------       ---
Total Materials                                          329,294,648       6.9%
                                                        ------------       ---
Real Estate -- (0.2%)
    Alexander & Baldwin, Inc.                   161,887    3,707,212       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                             SHARES       VALUE+     OF NET ASSETS**
                                                                           ---------- -------------- ---------------
Real Estate -- (Continued)
#           Consolidated-Tomoka Land Co.                                        3,839 $      236,175       0.0%
#*          Forestar Group, Inc.                                               13,189        287,520       0.0%
*           FRP Holdings, Inc.                                                 26,545      1,526,337       0.1%
            Griffin Industrial Realty, Inc.                                     9,402        348,814       0.0%
#*          Rafael Holdings, Inc. Class B                                      41,459        339,964       0.0%
            RE/MAX Holdings, Inc. Class A                                       4,900        265,335       0.0%
            Realogy Holdings Corp.                                             32,397        803,770       0.0%
#*          St Joe Co. (The)                                                   10,657        183,833       0.0%
*           Stratus Properties, Inc.                                           26,736        835,500       0.0%
#*          Tejon Ranch Co.                                                     6,599        160,554       0.0%
*           Trinity Place Holdings, Inc.                                       25,941        169,914       0.0%
                                                                                      --------------      ----
Total Real Estate                                                                          8,864,928       0.2%
                                                                                      --------------      ----
Telecommunication Services -- (0.5%)
*           Alaska Communications Systems Group, Inc.                          56,700         83,349       0.0%
            ATN International, Inc.                                            53,100      2,814,300       0.1%
*           Boingo Wireless, Inc.                                              41,460        972,652       0.0%
#           Consolidated Communications Holdings, Inc.                         98,173      1,109,355       0.0%
*           Hawaiian Telcom Holdco, Inc.                                        6,682        182,018       0.0%
#           IDT Corp. Class B                                                  80,881        438,375       0.0%
#*          Iridium Communications, Inc.                                      145,080      1,726,452       0.0%
#*          ORBCOMM, Inc.                                                     182,439      1,645,600       0.0%
            Shenandoah Telecommunications Co.                                  83,206      3,141,026       0.1%
            Spok Holdings, Inc.                                                69,468      1,035,073       0.0%
            Telephone & Data Systems, Inc.                                    353,407      9,658,613       0.2%
*           United States Cellular Corp.                                       67,819      2,683,598       0.1%
*           Vonage Holdings Corp.                                              39,758        444,494       0.0%
#           Windstream Holdings, Inc.                                             291            451       0.0%
                                                                                      --------------      ----
Total Telecommunication Services                                                          25,935,356       0.5%
                                                                                      --------------      ----
Utilities -- (0.1%)
            Consolidated Water Co., Ltd.                                       16,969        240,111       0.0%
#           Genie Energy, Ltd. Class B                                         78,472        326,444       0.0%
#           Ormat Technologies, Inc.                                           45,985      2,662,532       0.0%
#           TerraForm Power, Inc. Class A                                       4,049         45,146       0.0%
*           Vistra Energy Corp.                                               142,213      3,249,567       0.1%
                                                                                      --------------      ----
Total Utilities                                                                            6,523,800       0.1%
                                                                                      --------------      ----
TOTAL COMMON STOCKS                                                                    4,792,752,996      99.7%
                                                                                      --------------      ----
PREFERRED STOCKS -- (0.0%)

Consumer Discretionary -- (0.0%)
            GCI Liberty, Inc., 5.000%                                          23,997        568,489       0.0%
                                                                                      --------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value Rights                       109,358         10,936       0.0%
                                                                                      --------------      ----
TOTAL INVESTMENT SECURITIES                                                            4,793,332,421
                                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
            State Street Institutional U.S. Government Money Market Fund,
              1.630%                                                       13,507,046     13,507,046       0.3%
                                                                                      --------------      ----

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@ DFA Short Term Investment Fund                               44,145,174 $  510,759,667  10.6%
                                                                             -------------- -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,321,807,715)                          $5,317,599,134 110.6%
                                                                             ============== =====

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  712,140,394           --   --    $  712,140,394
   Consumer Staples                153,019,129           --   --       153,019,129
   Energy                          473,880,627           --   --       473,880,627
   Financials                    1,286,968,708 $     78,617   --     1,287,047,325
   Health Care                     251,361,686           --   --       251,361,686
   Industrials                     999,624,650           --   --       999,624,650
   Information Technology          545,049,355       11,098   --       545,060,453
   Materials                       329,294,648           --   --       329,294,648
   Real Estate                       8,864,928           --   --         8,864,928
   Telecommunication Services       25,935,356           --   --        25,935,356
   Utilities                         6,523,800           --   --         6,523,800
Preferred Stocks
   Consumer Discretionary              568,489           --   --           568,489
Rights/Warrants                             --       10,936   --            10,936
Temporary Cash Investments          13,507,046           --   --        13,507,046
Securities Lending Collateral               --  510,759,667   --       510,759,667
                                -------------- ------------   --    --------------
TOTAL                           $4,806,738,816 $510,860,318   --    $5,317,599,134
                                ============== ============   ==    ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                  SHARES    VALUE+   OF NET ASSETS**
                                                  ------- ---------- ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.2%)
*   1-800-Flowers.com, Inc. Class A               124,949 $1,586,852       0.1%
    A.H. Belo Corp. Class A                        53,061    297,142       0.0%
    Aaron's, Inc.                                 114,696  4,790,852       0.2%
#   Abercrombie & Fitch Co. Class A                68,217  1,747,720       0.1%
*   Adtalem Global Education, Inc.                 56,608  2,694,541       0.1%
    AMC Entertainment Holdings, Inc. Class A            1         17       0.0%
#*  AMC Networks, Inc. Class A                     29,036  1,509,872       0.1%
    AMCON Distributing Co.                            300     27,548       0.0%
*   America's Car-Mart, Inc.                       28,024  1,493,679       0.1%
#*  American Axle & Manufacturing Holdings, Inc.  247,402  3,795,147       0.1%
    American Eagle Outfitters, Inc.               288,042  5,956,709       0.2%
#*  American Outdoor Brands Corp.                  23,603    259,633       0.0%
*   American Public Education, Inc.                24,591    991,017       0.0%
    Ark Restaurants Corp.                           3,723     90,841       0.0%
*   Asbury Automotive Group, Inc.                  46,541  3,120,574       0.1%
#*  Ascena Retail Group, Inc.                      87,233    193,657       0.0%
*   Ascent Capital Group, Inc. Class A             12,320     42,627       0.0%
#*  At Home Group, Inc.                            15,219    535,557       0.0%
#*  AV Homes, Inc.                                 19,293    321,228       0.0%
*   Ballantyne Strong, Inc.                        22,717    107,908       0.0%
#*  Barnes & Noble Education, Inc.                 88,714    637,854       0.0%
#   Barnes & Noble, Inc.                           57,424    318,703       0.0%
    Bassett Furniture Industries, Inc.             30,398    883,062       0.0%
    BBX Capital Corp.                              18,181    181,446       0.0%
#   Beasley Broadcast Group, Inc. Class A          16,965    192,553       0.0%
*   Beazer Homes USA, Inc.                         19,924    292,484       0.0%
#   Bed Bath & Beyond, Inc.                       190,411  3,324,576       0.1%
*   Belmond, Ltd. Class A                         168,286  1,800,660       0.1%
    Big 5 Sporting Goods Corp.                     30,555    256,662       0.0%
#   Big Lots, Inc.                                 77,817  3,303,332       0.1%
*   Biglari Holdings, Inc.                            594    203,302       0.0%
#   BJ's Restaurants, Inc.                         73,365  4,097,435       0.1%
    Bloomin' Brands, Inc.                         171,794  4,064,646       0.1%
#*  Bojangles', Inc.                               81,963  1,208,954       0.0%
#*  Boot Barn Holdings, Inc.                       67,291  1,316,885       0.0%
    Bowl America, Inc. Class A                      1,400     21,014       0.0%
*   Bravo Brio Restaurant Group, Inc.              16,297     65,188       0.0%
*   Bridgepoint Education, Inc.                    47,197    275,630       0.0%
*   Bright Horizons Family Solutions, Inc.          6,030    572,126       0.0%
#   Brinker International, Inc.                    64,831  2,825,983       0.1%
    Buckle, Inc. (The)                              6,897    158,976       0.0%
#*  Build-A-Bear Workshop, Inc.                    44,045    400,810       0.0%
#   Cable One, Inc.                                   422    268,021       0.0%
    Caleres, Inc.                                  81,772  2,676,398       0.1%
    Callaway Golf Co.                             201,077  3,470,589       0.1%
*   Cambium Learning Group, Inc.                   89,902    911,606       0.0%
    Canterbury Park Holding Corp.                   6,569     97,878       0.0%
    Capella Education Co.                          27,524  2,525,327       0.1%
*   Career Education Corp.                        221,026  2,866,707       0.1%
#   Carriage Services, Inc.                        57,198  1,488,864       0.1%
*   Carrols Restaurant Group, Inc.                128,760  1,326,228       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                      SHARES    VALUE+   OF NET ASSETS**
                                                      ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Cato Corp. (The) Class A                           39,368 $  638,155       0.0%
*   Cavco Industries, Inc.                             16,785  2,859,325       0.1%
#*  Central European Media Enterprises, Ltd. Class A    8,771     37,277       0.0%
*   Century Casinos, Inc.                               4,960     38,093       0.0%
*   Century Communities, Inc.                          35,658  1,096,484       0.0%
#   Cheesecake Factory, Inc. (The)                     72,263  3,754,063       0.1%
#   Chico's FAS, Inc.                                 222,253  2,206,972       0.1%
#   Children's Place, Inc. (The)                       38,725  4,939,374       0.2%
    Choice Hotels International, Inc.                  65,468  5,240,713       0.2%
    Churchill Downs, Inc.                              21,618  5,936,303       0.2%
#*  Chuy's Holdings, Inc.                              27,476    785,814       0.0%
    Citi Trends, Inc.                                  19,419    594,804       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A        9,606     46,109       0.0%
#   Collectors Universe, Inc.                          21,236    332,768       0.0%
#   Columbia Sportswear Co.                            31,617  2,624,527       0.1%
#*  Conn's, Inc.                                       71,920  1,833,960       0.1%
*   Container Store Group, Inc. (The)                   4,711     29,350       0.0%
#   Cooper Tire & Rubber Co.                          108,038  2,641,529       0.1%
*   Cooper-Standard Holdings, Inc.                     19,367  2,397,635       0.1%
#   Core-Mark Holding Co., Inc.                       115,588  2,382,269       0.1%
#   Cracker Barrel Old Country Store, Inc.             23,721  3,904,239       0.1%
#*  Crocs, Inc.                                       250,038  3,950,600       0.1%
    CSS Industries, Inc.                               15,516    264,703       0.0%
    Culp, Inc.                                         42,667  1,260,810       0.0%
#*  Daily Journal Corp.                                   249     56,411       0.0%
    Dana, Inc.                                        168,042  3,987,637       0.1%
#*  Dave & Buster's Entertainment, Inc.                49,035  2,083,497       0.1%
*   Deckers Outdoor Corp.                              34,618  3,228,475       0.1%
*   Del Frisco's Restaurant Group, Inc.                27,272    433,625       0.0%
*   Del Taco Restaurants, Inc.                         71,714    800,328       0.0%
#*  Delta Apparel, Inc.                                 4,288     77,570       0.0%
*   Denny's Corp.                                      45,687    799,979       0.0%
#*  Destination Maternity Corp.                        16,363     46,471       0.0%
#*  Destination XL Group, Inc.                        115,179    195,804       0.0%
    Dick's Sporting Goods, Inc.                        76,837  2,542,536       0.1%
#   Dillard's, Inc. Class A                            23,978  1,787,560       0.1%
#   Dine Brands Global, Inc.                           28,738  2,280,073       0.1%
*   Dixie Group, Inc. (The)                            12,930     38,790       0.0%
#*  Dorman Products, Inc.                              58,084  3,732,478       0.1%
#*  Drive Shack, Inc.                                  98,197    533,210       0.0%
#   DSW, Inc. Class A                                 128,280  2,860,644       0.1%
*   Educational Development Corp.                       2,726     66,242       0.0%
#*  El Pollo Loco Holdings, Inc.                       23,861    238,610       0.0%
#*  Eldorado Resorts, Inc.                             42,636  1,726,758       0.1%
*   Emerson Radio Corp.                                10,363     15,130       0.0%
#   Entercom Communications Corp. Class A              35,561    360,944       0.0%
    Entravision Communications Corp. Class A          193,220    898,473       0.0%
    Escalade, Inc.                                     17,336    229,702       0.0%
    Ethan Allen Interiors, Inc.                        65,933  1,453,823       0.1%
#   EW Scripps Co. (The) Class A                      174,708  1,944,500       0.1%
*   Express, Inc.                                     269,543  2,113,217       0.1%
    Extended Stay America, Inc.                        98,756  1,933,642       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES    VALUE+   OF NET ASSETS**
                                               ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Famous Dave's of America, Inc.              18,182 $  149,092       0.0%
#*  Fiesta Restaurant Group, Inc.               90,501  1,900,521       0.1%
    Finish Line, Inc. (The) Class A            137,333  1,863,609       0.1%
#*  Five Below, Inc.                            73,435  5,185,245       0.2%
    Flanigan's Enterprises, Inc.                 1,877     46,831       0.0%
    Flexsteel Industries, Inc.                  12,952    474,820       0.0%
#*  Fox Factory Holding Corp.                   63,260  2,103,395       0.1%
#*  Francesca's Holdings Corp.                 119,387    590,966       0.0%
#   Fred's, Inc. Class A                        13,035     31,219       0.0%
#*  FTD Cos., Inc.                              34,282    220,776       0.0%
#*  G-III Apparel Group, Ltd.                   85,410  3,116,611       0.1%
#*  Gaia, Inc.                                  10,639    161,181       0.0%
#   GameStop Corp. Class A                      91,715  1,251,910       0.0%
    Gaming Partners International Corp.         15,986    142,275       0.0%
#   Gannett Co., Inc.                          150,882  1,459,029       0.1%
*   GCI Liberty, Inc. Class A                   63,612  2,837,095       0.1%
#*  Genesco, Inc.                               69,758  2,982,154       0.1%
*   Gentherm, Inc.                              61,205  2,068,729       0.1%
#*  Global Eagle Entertainment, Inc.            10,657     12,469       0.0%
    Graham Holdings Co. Class B                  6,711  4,047,069       0.1%
#*  Grand Canyon Education, Inc.                76,856  7,992,255       0.3%
*   Gray Television, Inc.                      134,064  1,514,923       0.1%
*   Gray Television, Inc. Class A                  912      9,120       0.0%
*   Green Brick Partners, Inc.                   7,044     71,144       0.0%
#   Group 1 Automotive, Inc.                    38,348  2,506,042       0.1%
#   Guess?, Inc.                               110,767  2,579,763       0.1%
#*  Habit Restaurants, Inc. (The) Class A       24,421    246,652       0.0%
    Hamilton Beach Brands Holding Co. Class A   30,874    686,947       0.0%
*   Harte-Hanks, Inc.                            5,786     50,975       0.0%
    Haverty Furniture Cos., Inc.                43,931    797,348       0.0%
    Haverty Furniture Cos., Inc. Class A           457      8,306       0.0%
*   Helen of Troy, Ltd.                         54,019  4,815,794       0.2%
#*  Hemisphere Media Group, Inc.                16,479    179,621       0.0%
#*  Hibbett Sports, Inc.                        50,865  1,383,528       0.1%
    Hooker Furniture Corp.                      26,347    994,599       0.0%
#*  Horizon Global Corp.                        40,255    300,705       0.0%
*   Houghton Mifflin Harcourt Co.              199,092  1,353,826       0.0%
#*  Iconix Brand Group, Inc.                   154,182    124,995       0.0%
    ILG, Inc.                                  118,505  4,044,576       0.1%
#*  IMAX Corp.                                  33,491    776,991       0.0%
#*  Installed Building Products, Inc.           26,778  1,545,091       0.1%
    International Game Technology P.L.C.         1,000     28,270       0.0%
    International Speedway Corp. Class A        44,994  1,849,253       0.1%
#*  iRobot Corp.                                40,979  2,391,534       0.1%
*   J Alexander's Holdings, Inc.                 6,832     81,642       0.0%
    Jack in the Box, Inc.                       51,912  4,656,506       0.2%
*   Jamba, Inc.                                  8,864     83,499       0.0%
    John Wiley & Sons, Inc. Class A             56,543  3,729,011       0.1%
    Johnson Outdoors, Inc. Class A              18,937  1,226,360       0.0%
*   K12, Inc.                                   85,255  1,304,402       0.0%
#   KB Home                                     92,317  2,451,016       0.1%
*   Kirkland's, Inc.                            38,208    404,623       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES    VALUE+   OF NET ASSETS**
                                                ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Kona Grill, Inc.                              7,515 $   12,776       0.0%
*   La Quinta Holdings, Inc.                    106,127  2,073,722       0.1%
#   La-Z-Boy, Inc.                              124,681  3,590,813       0.1%
*   Lakeland Industries, Inc.                    14,199    183,877       0.0%
#*  Laureate Education, Inc. Class A              4,164     58,796       0.0%
#   LCI Industries                               44,007  4,193,867       0.1%
#   Libbey, Inc.                                 71,769    410,519       0.0%
*   Liberty Expedia Holdings, Inc. Class A       22,610    922,488       0.0%
#   Liberty Tax, Inc.                             2,417     24,895       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A   93,902    863,898       0.0%
    Lifetime Brands, Inc.                        25,454    302,903       0.0%
#*  Lindblad Expeditions Holdings, Inc.          28,218    308,987       0.0%
    Lions Gate Entertainment Corp. Class B        1,427     32,850       0.0%
#   Lithia Motors, Inc. Class A                  51,735  4,959,317       0.2%
*   Luby's, Inc.                                 25,651     66,180       0.0%
*   M/I Homes, Inc.                              42,762  1,303,386       0.0%
*   Malibu Boats, Inc. Class A                   51,237  1,726,687       0.1%
    Marcus Corp. (The)                           46,006  1,370,979       0.0%
#   Marine Products Corp.                        40,616    616,145       0.0%
*   MarineMax, Inc.                              81,558  1,761,653       0.1%
#   Marriott Vacations Worldwide Corp.           44,457  5,450,873       0.2%
*   MCBC Holdings, Inc.                          16,644    399,456       0.0%
#*  McClatchy Co. (The) Class A                   1,342     12,668       0.0%
    MDC Holdings, Inc.                           79,606  2,309,370       0.1%
#   Meredith Corp.                               70,933  3,674,329       0.1%
*   Meritage Homes Corp.                         43,894  1,953,283       0.1%
*   Modine Manufacturing Co.                     93,058  1,600,598       0.1%
#*  Monarch Casino & Resort, Inc.                36,281  1,547,747       0.1%
#   Monro, Inc.                                  45,850  2,565,308       0.1%
#*  Motorcar Parts of America, Inc.              36,713    699,016       0.0%
#   Movado Group, Inc.                           41,516  1,637,806       0.1%
*   MSG Networks, Inc. Class A                   59,543  1,220,632       0.0%
#*  Murphy USA, Inc.                             59,905  3,748,256       0.1%
    Nathan's Famous, Inc.                        14,980  1,227,611       0.0%
    National CineMedia, Inc.                    194,948  1,115,103       0.0%
*   Nautilus, Inc.                               94,477  1,374,640       0.1%
*   New Home Co., Inc. (The)                      7,027     70,129       0.0%
    New Media Investment Group, Inc.             51,782    858,546       0.0%
#*  New York & Co., Inc.                         13,316     52,332       0.0%
#   New York Times Co. (The) Class A            236,803  5,553,030       0.2%
#   Nexstar Media Group, Inc. Class A            73,168  4,554,708       0.2%
#   Nutrisystem, Inc.                            50,487  1,464,123       0.1%
    Office Depot, Inc.                          974,961  2,232,661       0.1%
#*  Ollie's Bargain Outlet Holdings, Inc.        40,882  2,542,860       0.1%
*   Overstock.com, Inc.                          68,425  2,606,992       0.1%
    Oxford Industries, Inc.                      25,607  1,972,763       0.1%
#   Papa John's International, Inc.              61,421  3,808,102       0.1%
#*  Penn National Gaming, Inc.                   63,987  1,939,446       0.1%
#   Penske Automotive Group, Inc.                41,933  1,891,178       0.1%
*   Perry Ellis International, Inc.              39,135  1,015,553       0.0%
#   PetMed Express, Inc.                         65,339  2,186,243       0.1%
#   PICO Holdings, Inc.                          31,640    381,262       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Pier 1 Imports, Inc.                      129,245 $  288,216       0.0%
*   Pinnacle Entertainment, Inc.               51,677  1,659,865       0.1%
#*  Planet Fitness, Inc. Class A              102,327  4,122,755       0.1%
*   Playa Hotels & Resorts NV                   4,924     50,717       0.0%
#*  Potbelly Corp.                             83,553    998,458       0.0%
    RCI Hospitality Holdings, Inc.             15,408    418,944       0.0%
*   Reading International, Inc. Class A        33,098    507,392       0.0%
*   Reading International, Inc. Class B         2,340     58,559       0.0%
*   Red Lion Hotels Corp.                      40,767    401,555       0.0%
#*  Red Robin Gourmet Burgers, Inc.            31,187  1,944,509       0.1%
#*  Regis Corp.                                83,833  1,309,471       0.0%
#   Rocky Brands, Inc.                         14,145    337,358       0.0%
    Ruth's Hospitality Group, Inc.            109,354  2,936,155       0.1%
    Saga Communications, Inc. Class A          16,697    619,459       0.0%
    Salem Media Group, Inc.                    27,838     87,690       0.0%
#*  Sally Beauty Holdings, Inc.                31,934    552,139       0.0%
#   Scholastic Corp.                           54,523  2,257,252       0.1%
#*  Scientific Games Corp. Class A             55,230  2,943,759       0.1%
#*  SeaWorld Entertainment, Inc.               32,844    495,616       0.0%
*   Shiloh Industries, Inc.                    78,357    651,147       0.0%
#   Shoe Carnival, Inc.                        48,652  1,185,649       0.0%
#*  Shutterfly, Inc.                           64,322  5,204,936       0.2%
    Signet Jewelers, Ltd.                     105,240  4,091,731       0.1%
#   Sinclair Broadcast Group, Inc. Class A     91,559  2,595,698       0.1%
*   Skechers U.S.A., Inc. Class A              70,830  2,018,655       0.1%
#*  Skyline Corp.                               7,443    188,903       0.0%
#*  Sleep Number Corp.                         89,608  2,539,491       0.1%
#   Sonic Automotive, Inc. Class A             52,991  1,049,222       0.0%
#   Sonic Corp.                               128,846  3,338,400       0.1%
#*  Sotheby's                                  86,905  4,588,584       0.2%
    Speedway Motorsports, Inc.                 51,206    903,786       0.0%
#*  Sportsman's Warehouse Holdings, Inc.      118,117    589,404       0.0%
    Standard Motor Products, Inc.              57,284  2,597,829       0.1%
#   Steven Madden, Ltd.                       110,301  5,322,023       0.2%
*   Stoneridge, Inc.                          102,453  2,697,587       0.1%
    Strattec Security Corp.                     7,508    245,512       0.0%
#   Strayer Education, Inc.                    25,749  2,705,447       0.1%
#   Sturm Ruger & Co., Inc.                    31,391  1,734,353       0.1%
#   Superior Industries International, Inc.    61,939    814,498       0.0%
    Superior Uniform Group, Inc.               23,441    628,688       0.0%
*   Sypris Solutions, Inc.                     13,906     19,607       0.0%
    Tailored Brands, Inc.                      48,034  1,515,473       0.1%
*   Tandy Leather Factory, Inc.                22,365    165,501       0.0%
*   Taylor Morrison Home Corp. Class A        158,150  3,757,644       0.1%
#*  Tempur Sealy International, Inc.           16,600    742,850       0.0%
    Tenneco, Inc.                              83,308  3,723,035       0.1%
#   Texas Roadhouse, Inc.                     116,041  7,435,907       0.3%
#   Tile Shop Holdings, Inc.                    8,038     55,060       0.0%
    Tilly's, Inc. Class A                      45,945    515,043       0.0%
*   TopBuild Corp.                             44,057  3,511,343       0.1%
    Tower International, Inc.                  51,695  1,525,003       0.1%
*   Town Sports International Holdings, Inc.   52,716    490,259       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Townsquare Media, Inc. Class A        11,633 $     88,643       0.0%
*   TravelCenters of America LLC          16,756       61,159       0.0%
*   TRI Pointe Group, Inc.               234,472    4,011,816       0.1%
    Tribune Media Co. Class A              7,446      281,384       0.0%
*   tronc, Inc.                           33,330      611,939       0.0%
*   Tuesday Morning Corp.                 39,153      138,993       0.0%
    Tupperware Brands Corp.               71,609    3,190,897       0.1%
*   Unifi, Inc.                           44,361    1,313,529       0.0%
*   Universal Electronics, Inc.           37,118    1,718,563       0.1%
*   Universal Technical Institute, Inc.    1,661        5,199       0.0%
*   Urban Outfitters, Inc.               109,725    4,418,626       0.2%
*   US Auto Parts Network, Inc.           37,419       67,354       0.0%
#*  Vera Bradley, Inc.                    47,350      538,843       0.0%
#*  Vista Outdoor, Inc.                   56,144      940,412       0.0%
*   Visteon Corp.                         43,662    5,433,299       0.2%
#*  Vitamin Shoppe, Inc.                  52,538      260,063       0.0%
#*  VOXX International Corp.              26,607      133,035       0.0%
*   Weight Watchers International, Inc.   64,727    4,534,126       0.2%
    Wendy's Co. (The)                    362,549    6,069,070       0.2%
    Weyco Group, Inc.                     11,499      422,013       0.0%
#*  William Lyon Homes Class A            55,824    1,499,433       0.1%
#   Wingstop, Inc.                        28,381    1,386,696       0.1%
#   Winmark Corp.                          9,787    1,275,246       0.0%
#   Winnebago Industries, Inc.            77,870    2,951,273       0.1%
    Wolverine World Wide, Inc.           114,766    3,438,389       0.1%
*   ZAGG, Inc.                           100,619    1,126,933       0.0%
#*  Zumiez, Inc.                          39,282      919,199       0.0%
                                                 ------------      ----
Total Consumer Discretionary                      465,118,969      15.4%
                                                 ------------      ----
Consumer Staples -- (3.4%)
    Alico, Inc.                            9,237      298,355       0.0%
*   Alliance One International, Inc.      13,279      277,531       0.0%
    Andersons, Inc. (The)                 46,433    1,516,037       0.1%
#   B&G Foods, Inc.                       81,354    1,850,803       0.1%
#*  Boston Beer Co., Inc. (The) Class A    8,600    1,927,690       0.1%
*   Bridgford Foods Corp.                  6,838      103,596       0.0%
*   Cal-Maine Foods, Inc.                 61,940    3,016,478       0.1%
#   Calavo Growers, Inc.                  27,373    2,564,850       0.1%
#   Casey's General Stores, Inc.          24,333    2,350,568       0.1%
*   CCA Industries, Inc.                   7,270       21,809       0.0%
#*  Central Garden & Pet Co.              27,336    1,024,827       0.0%
*   Central Garden & Pet Co. Class A      76,906    2,730,163       0.1%
#*  Chefs' Warehouse, Inc. (The)          74,343    1,802,818       0.1%
#   Coca-Cola Bottling Co. Consolidated   12,876    2,168,190       0.1%
*   Craft Brew Alliance, Inc.             66,942    1,291,981       0.0%
*   Darling Ingredients, Inc.            290,200    4,974,028       0.2%
#   Dean Foods Co.                        96,582      831,571       0.0%
#*  Edgewell Personal Care Co.            36,861    1,623,727       0.1%
#   Energizer Holdings, Inc.             103,582    5,941,464       0.2%
#*  Farmer Brothers Co.                   43,941    1,245,727       0.0%
#   Fresh Del Monte Produce, Inc.         91,186    4,481,792       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Hostess Brands, Inc.                       53,488 $    751,506       0.0%
#*  HRG Group, Inc.                            52,919      594,810       0.0%
    Ingles Markets, Inc. Class A               47,216    1,617,148       0.1%
    Inter Parfums, Inc.                        63,168    3,234,202       0.1%
    J&J Snack Foods Corp.                      26,004    3,573,210       0.1%
    John B. Sanfilippo & Son, Inc.             31,257    1,778,211       0.1%
    Lancaster Colony Corp.                     38,638    4,852,546       0.2%
*   Landec Corp.                               76,604    1,018,833       0.0%
#*  Lifeway Foods, Inc.                        25,885      137,449       0.0%
    Limoneira Co.                              12,057      280,687       0.0%
    Mannatech, Inc.                               840       16,758       0.0%
    Medifast, Inc.                             40,833    4,098,817       0.1%
#   MGP Ingredients, Inc.                      47,869    4,585,372       0.2%
#   National Beverage Corp.                    81,150    7,170,414       0.2%
*   Natural Alternatives International, Inc.   19,991      200,910       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.    9,127       65,258       0.0%
    Nature's Sunshine Products, Inc.            4,038       37,352       0.0%
    Nu Skin Enterprises, Inc. Class A          12,563      893,857       0.0%
    Oil-Dri Corp. of America                   13,568      525,896       0.0%
#*  Orchids Paper Products Co.                    810        4,949       0.0%
*   Performance Food Group Co.                 77,695    2,521,203       0.1%
#*  Post Holdings, Inc.                        12,173      968,606       0.0%
#   PriceSmart, Inc.                           41,997    3,678,937       0.1%
*   Primo Water Corp.                          54,051      704,825       0.0%
#*  Revlon, Inc. Class A                       77,452    1,765,906       0.1%
    Rocky Mountain Chocolate Factory, Inc.     11,938      138,600       0.0%
#   Sanderson Farms, Inc.                      44,322    4,926,834       0.2%
    Seaboard Corp.                                 99      396,698       0.0%
*   Seneca Foods Corp. Class A                 21,115      581,718       0.0%
*   Seneca Foods Corp. Class B                  1,443       42,713       0.0%
#*  Smart & Final Stores, Inc.                 45,483      231,963       0.0%
    SpartanNash Co.                            76,960    1,399,133       0.0%
#*  SUPERVALU, Inc.                           101,785    1,782,255       0.1%
#   Tootsie Roll Industries, Inc.              38,239    1,091,723       0.0%
#*  TreeHouse Foods, Inc.                      22,231      855,893       0.0%
#   Turning Point Brands, Inc.                  7,396      156,943       0.0%
#*  United Natural Foods, Inc.                 82,322    3,706,136       0.1%
    United-Guardian, Inc.                      13,562      235,301       0.0%
#   Universal Corp.                            33,750    1,587,937       0.1%
*   USANA Health Sciences, Inc.                53,904    5,689,567       0.2%
#   Vector Group, Ltd.                        195,929    3,820,615       0.1%
#   Village Super Market, Inc. Class A         17,560      477,632       0.0%
#   WD-40 Co.                                  17,475    2,304,952       0.1%
#   Weis Markets, Inc.                         32,595    1,500,022       0.1%
                                                      ------------       ---
Total Consumer Staples                                 118,048,302       3.9%
                                                      ------------       ---
Energy -- (5.0%)
#*  Abraxas Petroleum Corp.                   121,696      348,051       0.0%
    Adams Resources & Energy, Inc.              7,618      348,904       0.0%
    Arch Coal, Inc. Class A                    15,353    1,240,983       0.1%
#   Archrock, Inc.                            114,637    1,238,080       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES    VALUE+   OF NET ASSETS**
                                          ------- ---------- ---------------
Energy -- (Continued)
*   Ardmore Shipping Corp.                 12,457 $   99,656       0.0%
*   Barnwell Industries, Inc.               8,064     15,160       0.0%
*   Basic Energy Services, Inc.            35,700    577,626       0.0%
*   Bonanza Creek Energy, Inc.              5,853    177,522       0.0%
#   Bristow Group, Inc.                    71,305  1,144,445       0.0%
#*  Callon Petroleum Co.                  344,641  4,793,956       0.2%
#*  Carrizo Oil & Gas, Inc.                60,319  1,210,602       0.0%
*   Cloud Peak Energy, Inc.               256,952    819,677       0.0%
*   CNX Resources Corp.                   370,820  5,510,385       0.2%
#*  CONSOL Energy, Inc.                    38,723  1,217,838       0.1%
#*  Contango Oil & Gas Co.                 21,295     79,430       0.0%
#   CVR Energy, Inc.                       29,913  1,031,999       0.0%
*   Dawson Geophysical Co.                 42,685    307,332       0.0%
#   Delek US Holdings, Inc.               156,490  7,412,931       0.3%
#*  Denbury Resources, Inc.               111,744    367,638       0.0%
    DHT Holdings, Inc.                    190,797    692,593       0.0%
#*  Dorian LPG, Ltd.                       35,457    254,936       0.0%
#*  Dril-Quip, Inc.                        72,281  2,996,048       0.1%
#*  Earthstone Energy, Inc. Class A        15,416    157,706       0.0%
*   ENGlobal Corp.                            581        494       0.0%
#   EnLink Midstream LLC                  183,857  2,730,276       0.1%
#   Ensco P.L.C. Class A                  672,023  3,796,930       0.1%
*   Era Group, Inc.                        29,724    313,588       0.0%
    Evolution Petroleum Corp.              42,870    398,691       0.0%
*   Exterran Corp.                         36,912  1,081,153       0.0%
#*  Extraction Oil & Gas, Inc.             44,951    634,708       0.0%
#*  Forum Energy Technologies, Inc.       203,126  2,559,388       0.1%
#   GasLog, Ltd.                           34,911    588,250       0.0%
#*  Geospace Technologies Corp.            23,828    251,147       0.0%
*   Goodrich Petroleum Corp.                6,141     77,929       0.0%
#   Green Plains, Inc.                     69,992  1,301,851       0.1%
#   Gulf Island Fabrication, Inc.          25,126    251,260       0.0%
*   Gulfport Energy Corp.                 197,991  1,841,316       0.1%
#*  Halcon Resources Corp.                115,650    621,041       0.0%
    Hallador Energy Co.                    17,858    116,791       0.0%
*   Helix Energy Solutions Group, Inc.    258,146  1,992,887       0.1%
#*  HighPoint Resources Corp.             264,132  1,825,152       0.1%
*   Independence Contract Drilling, Inc.   12,200     55,998       0.0%
#*  International Seaways, Inc.             9,948    200,253       0.0%
*   ION Geophysical Corp.                  12,946    372,845       0.0%
#*  Kosmos Energy, Ltd.                   454,861  3,202,221       0.1%
#*  Laredo Petroleum, Inc.                354,186  3,896,046       0.1%
#*  Lonestar Resources US Inc. Class A      3,000     15,270       0.0%
#*  Mammoth Energy Services, Inc.             500     16,240       0.0%
#*  Matador Resources Co.                  83,504  2,733,921       0.1%
*   Matrix Service Co.                     72,223  1,112,234       0.0%
#*  McDermott International, Inc.         388,116  2,561,566       0.1%
*   Mitcham Industries, Inc.               19,337     63,039       0.0%
#   Murphy Oil Corp.                      114,500  3,447,595       0.1%
    Nabors Industries, Ltd.               493,135  3,752,757       0.1%
    NACCO Industries, Inc. Class A         15,437    568,853       0.0%
*   Natural Gas Services Group, Inc.       30,474    734,423       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                          ------- ------------ ---------------
 Energy -- (Continued)
 *   Newpark Resources, Inc.              296,750 $  3,115,875       0.1%
 #*  Noble Corp. P.L.C.                   395,532    1,847,134       0.1%
 #*  Oasis Petroleum, Inc.                456,298    5,032,967       0.2%
     Oceaneering International, Inc.      116,861    2,482,128       0.1%
 #*  Oil States International, Inc.        82,681    2,972,382       0.1%
 *   Pacific Ethanol, Inc.                 72,767      254,685       0.0%
     Panhandle Oil and Gas, Inc. Class A   35,175      684,154       0.0%
 *   Par Pacific Holdings, Inc.            41,869      706,330       0.0%
     Patterson-UTI Energy, Inc.           261,457    5,600,409       0.2%
 #   PBF Energy, Inc. Class A             222,394    8,524,362       0.3%
 *   PDC Energy, Inc.                     104,439    5,591,664       0.2%
     Peabody Energy Corp.                 120,184    4,428,780       0.2%
 *   Penn Virginia Corp.                    8,023      372,428       0.0%
 *   PHI, Inc. Non-Voting                   8,604      107,808       0.0%
 *   Pioneer Energy Services Corp.         77,318      266,747       0.0%
 *   QEP Resources, Inc.                  216,249    2,633,913       0.1%
 #   Range Resources Corp.                 66,680      923,518       0.0%
 #*  Renewable Energy Group, Inc.         118,975    1,534,778       0.1%
 #*  Resolute Energy Corp.                 21,544      719,354       0.0%
 *   REX American Resources Corp.          18,425    1,377,822       0.1%
 #*  RigNet, Inc.                           7,964      120,256       0.0%
 #*  Ring Energy, Inc.                     76,257    1,275,017       0.1%
 #*  Rowan Cos. P.L.C. Class A            200,104    2,889,502       0.1%
 #   RPC, Inc.                            102,842    1,852,184       0.1%
 #*  SandRidge Energy, Inc.                14,028      203,967       0.0%
 #   Scorpio Tankers, Inc.                380,467    1,012,042       0.0%
 #*  SEACOR Holdings, Inc.                 19,648    1,077,496       0.0%
 #*  SEACOR Marine Holdings, Inc.          15,033      356,132       0.0%
 #   SemGroup Corp. Class A               137,800    3,465,670       0.1%
 #   Ship Finance International, Ltd.      79,086    1,126,976       0.0%
 *   SilverBow Resources, Inc.              1,310       40,152       0.0%
 #   SM Energy Co.                        148,933    3,566,945       0.1%
 #*  SRC Energy, Inc.                     566,985    6,259,514       0.2%
 #*  Stone Energy Corp.                    22,398      797,369       0.0%
 *   Superior Energy Services, Inc.        93,213    1,000,176       0.0%
 *   TETRA Technologies, Inc.             155,387      610,671       0.0%
 #*  Transocean, Ltd.                     620,203    7,671,911       0.3%
 #*  Ultra Petroleum Corp.                 71,588      173,243       0.0%
 *   Unit Corp.                            87,164    1,976,880       0.1%
 #   US Silica Holdings, Inc.             128,521    3,869,767       0.1%
 *   W&T Offshore, Inc.                   278,015    1,695,892       0.1%
 #*  Whiting Petroleum Corp.              152,777    6,236,357       0.2%
     World Fuel Services Corp.             51,942    1,115,195       0.0%
 *   WPX Energy, Inc.                     103,093    1,761,859       0.1%
                                                  ------------       ---
 Total Energy                                      174,492,022       5.8%
                                                  ------------       ---
 Financials -- (18.7%)
     1st Constitution Bancorp                 170        3,672       0.0%
     1st Source Corp.                      56,132    2,918,864       0.1%
     A-Mark Precious Metals, Inc.          11,350      152,431       0.0%
     Access National Corp.                 14,826      412,311       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES    VALUE+   OF NET ASSETS**
                                                     ------- ---------- ---------------
Financials -- (Continued)
    ACNB Corp.                                           896 $   26,880       0.0%
*   Allegiance Bancshares, Inc.                        3,263    131,988       0.0%
*   Ambac Financial Group, Inc.                       47,151    802,982       0.0%
    American Equity Investment Life Holding Co.       87,548  2,643,950       0.1%
    American National Bankshares, Inc.                 7,513    288,875       0.0%
    American National Insurance Co.                   10,040  1,211,527       0.0%
    American River Bankshares                          2,368     36,728       0.0%
    Ameris Bancorp                                    62,531  3,232,853       0.1%
    AMERISAFE, Inc.                                   47,605  2,822,976       0.1%
    AmeriServ Financial, Inc.                         55,911    229,235       0.0%
    Amtrust Financial Services, Inc.                  77,320    996,655       0.0%
    Argo Group International Holdings, Ltd.           60,193  3,518,281       0.1%
    Arrow Financial Corp.                             38,905  1,377,237       0.1%
#   Artisan Partners Asset Management, Inc. Class A   37,605  1,209,001       0.0%
    Aspen Insurance Holdings, Ltd.                    96,194  4,083,435       0.1%
    Associated Banc-Corp                             284,802  7,533,013       0.3%
    Asta Funding, Inc.                                 3,514     12,299       0.0%
    Atlantic American Corp.                            4,900     16,170       0.0%
*   Atlantic Capital Bancshares, Inc.                 11,391    219,846       0.0%
*   Atlantic Coast Financial Corp.                     2,377     24,079       0.0%
*   Atlanticus Holdings Corp.                         19,846     43,463       0.0%
#*  Atlas Financial Holdings, Inc.                    12,074    126,777       0.0%
    Auburn National Bancorporation, Inc.                 300     12,090       0.0%
    Baldwin & Lyons, Inc. Class A                        550     13,145       0.0%
    Baldwin & Lyons, Inc. Class B                     20,367    474,551       0.0%
#   Banc of California, Inc.                          41,095    789,024       0.0%
    BancFirst Corp.                                   44,276  2,530,373       0.1%
*   Bancorp, Inc. (The)                              145,226  1,503,089       0.1%
#   BancorpSouth Bank                                203,866  6,737,771       0.2%
    Bank of Commerce Holdings                          4,580     51,067       0.0%
#   Bank of Hawaii Corp.                              68,402  5,760,132       0.2%
    Bank of Marin Bancorp                              9,075    658,391       0.0%
    BankFinancial Corp.                               33,214    562,313       0.0%
    BankUnited, Inc.                                 101,041  4,002,234       0.1%
    Bankwell Financial Group, Inc.                     1,463     46,202       0.0%
    Banner Corp.                                      57,931  3,325,239       0.1%
#   Bar Harbor Bankshares                             17,409    508,691       0.0%
    BCB Bancorp, Inc.                                  7,971    123,551       0.0%
    Beneficial Bancorp, Inc.                         122,140  1,935,919       0.1%
*   Berkshire Bancorp, Inc.                              150      1,800       0.0%
    Berkshire Hills Bancorp, Inc.                     58,967  2,237,798       0.1%
    BGC Partners, Inc. Class A                       315,778  4,218,794       0.1%
#   Blue Capital Reinsurance Holdings, Ltd.            7,985     92,626       0.0%
    Blue Hills Bancorp, Inc.                          10,656    216,583       0.0%
#*  BofI Holding, Inc.                               104,916  4,226,016       0.1%
    Boston Private Financial Holdings, Inc.          207,901  3,336,811       0.1%
#   Bridge Bancorp, Inc.                              13,054    429,477       0.0%
    BrightSphere Investment Group P.L.C.             155,056  2,352,200       0.1%
    Brookline Bancorp, Inc.                          132,821  2,204,829       0.1%
    Bryn Mawr Bank Corp.                              41,204  1,837,698       0.1%
*   BSB Bancorp, Inc.                                  2,010     64,823       0.0%
    C&F Financial Corp.                                1,526     88,355       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES    VALUE+   OF NET ASSETS**
                                         ------- ---------- ---------------
Financials -- (Continued)
    California First National Bancorp      3,097 $   48,933       0.0%
    Camden National Corp.                 30,582  1,355,088       0.1%
*   Cannae Holdings, Inc.                  6,727    138,980       0.0%
    Capital City Bank Group, Inc.         15,161    339,303       0.0%
    Capitol Federal Financial, Inc.      259,017  3,229,942       0.1%
#*  Capstar Financial Holdings, Inc.         721     13,764       0.0%
    Carolina Financial Corp.              17,195    674,216       0.0%
    Cathay General Bancorp               226,084  9,045,621       0.3%
    CenterState Banks Corp.               74,361  2,154,982       0.1%
    Central Pacific Financial Corp.       36,153  1,051,329       0.0%
    Central Valley Community Bancorp       3,920     80,752       0.0%
    Century Bancorp, Inc. Class A          3,235    258,800       0.0%
    Charter Financial Corp.               14,112    328,245       0.0%
    Chemical Financial Corp.              87,596  4,808,144       0.2%
#   Citizens & Northern Corp.             11,835    285,815       0.0%
    Citizens Community Bancorp, Inc.      20,282    283,340       0.0%
    Citizens Holding Co.                     592     13,202       0.0%
#*  Citizens, Inc.                       100,100    777,777       0.0%
#   City Holding Co.                      36,845  2,637,365       0.1%
#   Civista Bancshares, Inc.               4,025     92,334       0.0%
    CNB Financial Corp.                   17,454    494,995       0.0%
    CNO Financial Group, Inc.            336,171  7,207,506       0.2%
    CoBiz Financial, Inc.                105,620  2,128,243       0.1%
    Codorus Valley Bancorp, Inc.           3,117     91,048       0.0%
#   Cohen & Steers, Inc.                  12,447    499,125       0.0%
    Colony Bankcorp, Inc.                  1,629     26,227       0.0%
    Columbia Banking System, Inc.        170,269  6,846,516       0.2%
#   Community Bank System, Inc.           93,818  5,277,262       0.2%
#*  Community Bankers Trust Corp.          4,335     37,715       0.0%
    Community Financial Corp. (The)          782     28,183       0.0%
    Community Trust Bancorp, Inc.         42,011  2,016,528       0.1%
    Community West Bancshares              1,200     13,740       0.0%
    ConnectOne Bancorp, Inc.              48,132  1,270,685       0.0%
#*  Consumer Portfolio Services, Inc.     43,017    147,118       0.0%
    County Bancorp, Inc.                     952     26,808       0.0%
#*  Cowen, Inc.                           40,310    624,805       0.0%
    Crawford & Co. Class A                69,252    534,625       0.0%
    Crawford & Co. Class B                47,747    382,931       0.0%
#*  Credit Acceptance Corp.                4,645  1,536,752       0.1%
*   Customers Bancorp, Inc.               54,091  1,558,903       0.1%
#   CVB Financial Corp.                  189,760  4,203,184       0.1%
    Diamond Hill Investment Group, Inc.    7,569  1,479,134       0.1%
    Dime Community Bancshares, Inc.      101,480  2,004,230       0.1%
    Donegal Group, Inc. Class A           38,609    537,437       0.0%
    Donegal Group, Inc. Class B              870     12,267       0.0%
#*  Donnelley Financial Solutions, Inc.   55,485  1,020,924       0.0%
*   Eagle Bancorp, Inc.                   20,179  1,184,507       0.0%
*   eHealth, Inc.                         28,255    532,324       0.0%
    EMC Insurance Group, Inc.             44,613  1,159,046       0.0%
    Employers Holdings, Inc.              63,359  2,591,383       0.1%
#*  Encore Capital Group, Inc.            43,194  1,926,452       0.1%
*   Enova International, Inc.             79,257  2,322,230       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES    VALUE+   OF NET ASSETS**
                                                 ------- ---------- ---------------
Financials -- (Continued)
#*  Enstar Group, Ltd.                            17,850 $3,751,177       0.1%
    Enterprise Bancorp, Inc.                       5,676    205,358       0.0%
    Enterprise Financial Services Corp.           42,639  2,168,193       0.1%
*   Equity Bancshares, Inc. Class A                5,989    228,361       0.0%
    ESSA Bancorp, Inc.                            13,245    193,642       0.0%
*   Essent Group, Ltd.                               447     14,733       0.0%
    Evans Bancorp, Inc.                            2,241    101,517       0.0%
    Evercore, Inc. Class A                        53,675  5,434,594       0.2%
#*  Ezcorp, Inc. Class A                          61,818    846,907       0.0%
    Farmers Capital Bank Corp.                     8,145    408,472       0.0%
    Farmers National Banc Corp.                   14,086    207,769       0.0%
    FBL Financial Group, Inc. Class A             40,672  3,162,248       0.1%
*   FCB Financial Holdings, Inc. Class A          53,420  3,087,676       0.1%
    Federal Agricultural Mortgage Corp. Class A    1,115     89,891       0.0%
#   Federal Agricultural Mortgage Corp. Class C   23,362  1,997,685       0.1%
#   Federated Investors, Inc. Class B            187,179  4,954,628       0.2%
    Federated National Holding Co.                30,133    509,248       0.0%
    Fidelity Southern Corp.                       55,481  1,261,083       0.0%
#   Financial Engines, Inc.                       20,174    900,769       0.0%
    Financial Institutions, Inc.                  34,307  1,066,948       0.0%
*   First Acceptance Corp.                        96,214     80,820       0.0%
    First American Financial Corp.                71,213  3,639,696       0.1%
*   First BanCorp(2296926)                       149,385  1,078,560       0.0%
    First Bancorp(2351494)                        38,737  1,477,817       0.1%
    First Bancorp, Inc.                           11,415    316,424       0.0%
    First Bancshares, Inc. (The)                   3,055     98,829       0.0%
    First Bank                                     5,217     73,299       0.0%
    First Busey Corp.                             74,555  2,210,556       0.1%
    First Business Financial Services, Inc.        5,554    144,348       0.0%
    First Citizens BancShares, Inc. Class A        1,503    649,732       0.0%
    First Commonwealth Financial Corp.           162,486  2,460,038       0.1%
    First Community Bancshares, Inc.              40,013  1,241,603       0.0%
    First Connecticut Bancorp, Inc.               11,083    267,100       0.0%
    First Defiance Financial Corp.                27,205  1,623,050       0.1%
    First Financial Bancorp                      183,997  5,694,707       0.2%
#   First Financial Bankshares, Inc.              62,558  3,099,749       0.1%
    First Financial Corp.                         25,478  1,089,184       0.0%
    First Financial Northwest, Inc.               27,065    457,399       0.0%
*   First Foundation, Inc.                        29,548    528,614       0.0%
    First Horizon National Corp.                 105,902  1,938,007       0.1%
    First Internet Bancorp                         3,293    112,621       0.0%
    First Interstate Bancsystem, Inc. Class A     67,971  2,752,825       0.1%
    First Merchants Corp.                         81,815  3,524,590       0.1%
#   First Mid-Illinois Bancshares, Inc.            2,832    104,076       0.0%
    First Midwest Bancorp, Inc.                  183,633  4,464,118       0.2%
*   First Northwest Bancorp                        2,279     36,624       0.0%
    First of Long Island Corp. (The)              26,576    704,264       0.0%
    First United Corp.                             1,912     36,997       0.0%
    FirstCash, Inc.                               83,455  7,235,548       0.2%
*   Flagstar Bancorp, Inc.                        74,366  2,569,345       0.1%
    Flushing Financial Corp.                      77,544  2,009,165       0.1%
    FNB Bancorp                                    1,836     66,500       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Financials -- (Continued)
    FNB Corp.                                173,089 $2,250,157       0.1%
*   Franklin Financial Network, Inc.          14,317    482,483       0.0%
    FS Bancorp, Inc.                           1,092     62,877       0.0%
    Fulton Financial Corp.                   393,955  6,657,839       0.2%
#   Gain Capital Holdings, Inc.               26,997    220,296       0.0%
#   GAMCO Investors, Inc. Class A              9,375    240,469       0.0%
*   Genworth Financial, Inc. Class A           6,100     16,836       0.0%
    German American Bancorp, Inc.             51,278  1,730,632       0.1%
#   Glacier Bancorp, Inc.                    134,100  4,965,723       0.2%
    Global Indemnity, Ltd.                    24,008    981,687       0.0%
    Great Southern Bancorp, Inc.              32,014  1,691,940       0.1%
    Great Western Bancorp, Inc.               52,747  2,170,012       0.1%
*   Green Bancorp, Inc.                       42,065    948,566       0.0%
*   Green Dot Corp. Class A                   84,511  5,139,114       0.2%
#   Greenhill & Co., Inc.                    100,406  2,038,242       0.1%
*   Greenlight Capital Re, Ltd. Class A       67,332  1,043,646       0.0%
    Guaranty Bancorp                          26,877    765,994       0.0%
    Guaranty Federal Bancshares, Inc.          2,022     47,497       0.0%
*   Hallmark Financial Services, Inc.         32,044    329,092       0.0%
    Hancock Holding Co.                       88,958  4,345,598       0.2%
    Hanmi Financial Corp.                     80,861  2,231,764       0.1%
    Hanover Insurance Group, Inc. (The)       50,999  5,857,235       0.2%
#*  HarborOne Bancorp, Inc.                    3,882     68,284       0.0%
    Hawthorn Bancshares, Inc.                  2,033     44,624       0.0%
#   HCI Group, Inc.                           31,653  1,325,944       0.0%
#   Heartland Financial USA, Inc.             44,294  2,376,373       0.1%
    Hennessy Advisors, Inc.                    2,761     54,668       0.0%
    Heritage Commerce Corp.                   95,378  1,572,783       0.1%
    Heritage Financial Corp.                  47,910  1,422,927       0.1%
#   Heritage Insurance Holdings, Inc.         18,345    288,017       0.0%
    Hilltop Holdings, Inc.                   197,180  4,420,776       0.2%
    Hingham Institution for Savings            1,689    344,556       0.0%
*   HMN Financial, Inc.                        2,746     52,723       0.0%
    Home Bancorp, Inc.                         1,387     60,126       0.0%
#   Home BancShares, Inc.                    310,213  7,209,350       0.2%
*   HomeStreet, Inc.                          45,893  1,170,271       0.0%
*   HomeTrust Bancshares, Inc.                 7,702    201,022       0.0%
#   Hope Bancorp, Inc.                       305,396  5,280,297       0.2%
    HopFed Bancorp, Inc.                       5,577     83,599       0.0%
    Horace Mann Educators Corp.               77,779  3,476,721       0.1%
    Horizon Bancorp                           26,799    770,739       0.0%
    Houlihan Lokey, Inc.                      14,126    628,607       0.0%
#*  Howard Bancorp, Inc.                       3,042     57,798       0.0%
    Iberiabank Corp.                          23,864  1,788,607       0.1%
#*  Impac Mortgage Holdings, Inc.              1,592     13,628       0.0%
    Independence Holding Co.                   2,009     71,119       0.0%
#   Independent Bank Corp.(2447821)           43,062  3,113,383       0.1%
    Independent Bank Corp.(2492133)           21,971    525,107       0.0%
#   Independent Bank Group, Inc.              26,070  1,861,398       0.1%
    Infinity Property & Casualty Corp.        17,124  2,260,368       0.1%
#   Interactive Brokers Group, Inc. Class A  114,563  8,500,575       0.3%
    International Bancshares Corp.           110,162  4,384,448       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES    VALUE+   OF NET ASSETS**
                                                 ------- ---------- ---------------
Financials -- (Continued)
*   INTL. FCStone, Inc.                           33,417 $1,497,750       0.1%
    Investar Holding Corp.                           678     17,255       0.0%
#   Investment Technology Group, Inc.             71,938  1,454,586       0.1%
    Investors Title Co.                            2,068    402,640       0.0%
    James River Group Holdings, Ltd.              28,238  1,025,604       0.0%
#   Janus Henderson Group P.L.C.                  57,793  1,825,681       0.1%
    Kearny Financial Corp.                       175,852  2,470,721       0.1%
#   Kemper Corp.                                  75,283  5,081,602       0.2%
    Kentucky First Federal Bancorp                 3,402     29,938       0.0%
    Kingstone Cos., Inc.                           9,203    157,371       0.0%
    Kinsale Capital Group, Inc.                      941     48,509       0.0%
    Ladenburg Thalmann Financial Services, Inc.   91,719    304,507       0.0%
    Lake Shore Bancorp, Inc.                         338      5,746       0.0%
    Lakeland Bancorp, Inc.                        68,548  1,336,686       0.1%
    Lakeland Financial Corp.                      60,442  2,872,204       0.1%
    Landmark Bancorp, Inc.                         2,989     86,083       0.0%
    LCNB Corp.                                     1,472     27,526       0.0%
    LegacyTexas Financial Group, Inc.             82,295  3,379,856       0.1%
    Legg Mason, Inc.                             106,830  4,241,151       0.1%
#*  LendingClub Corp.                            289,016    777,453       0.0%
#*  LendingTree, Inc.                             16,526  3,939,798       0.1%
#   LPL Financial Holdings, Inc.                   9,991    605,155       0.0%
    Macatawa Bank Corp.                           59,005    630,173       0.0%
#   Mackinac Financial Corp.                       7,750    122,218       0.0%
*   Magyar Bancorp, Inc.                             809     10,234       0.0%
    Maiden Holdings, Ltd.                        150,403  1,150,583       0.0%
#   Manning & Napier, Inc.                        15,314     47,473       0.0%
    Marlin Business Services Corp.                37,093  1,016,348       0.0%
    MB Financial, Inc.                           139,871  5,961,302       0.2%
#*  MBIA, Inc.                                   159,089  1,355,438       0.1%
    MBT Financial Corp.                           14,760    150,183       0.0%
    Mercantile Bank Corp.                         21,045    742,888       0.0%
#   Mercury General Corp.                         77,822  3,558,800       0.1%
    Meridian Bancorp, Inc.                        91,743  1,733,943       0.1%
    Meta Financial Group, Inc.                    20,100  2,234,115       0.1%
*   MGIC Investment Corp.                        216,764  2,171,975       0.1%
    Midland States Bancorp, Inc.                   5,055    159,233       0.0%
    MidSouth Bancorp, Inc.                        21,717    302,952       0.0%
    MidWestOne Financial Group, Inc.               9,347    301,628       0.0%
    Moelis & Co. Class A                          15,535    835,783       0.0%
    Morningstar, Inc.                              3,216    349,193       0.0%
    MutualFirst Financial, Inc.                    7,572    278,271       0.0%
    National Bank Holdings Corp. Class A          51,025  1,795,059       0.1%
#   National Bankshares, Inc.                      1,806     82,805       0.0%
*   National Commerce Corp.                        5,697    246,680       0.0%
    National General Holdings Corp.               54,993  1,417,170       0.1%
    National Security Group, Inc. (The)            1,000     15,990       0.0%
    National Western Life Group, Inc. Class A      1,800    571,338       0.0%
#*  Nationstar Mortgage Holdings, Inc.             2,559     46,113       0.0%
    Navient Corp.                                208,021  2,758,358       0.1%
    Navigators Group, Inc. (The)                  46,470  2,625,555       0.1%
    NBT Bancorp, Inc.                             72,588  2,652,366       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                      SHARES    VALUE+   OF NET ASSETS**
                                                      ------- ---------- ---------------
Financials -- (Continued)
           Nelnet, Inc. Class A                        59,149 $3,123,659       0.1%
(degrees)  NewStar Financial, Inc.                    112,900     55,577       0.0%
*          Nicholas Financial, Inc.                     9,480     82,855       0.0%
*          Nicolet Bankshares, Inc.                     2,003    111,307       0.0%
*          NMI Holdings, Inc. Class A                 102,175  1,415,124       0.1%
#          Northeast Bancorp                            6,968    135,876       0.0%
           Northfield Bancorp, Inc.                    82,793  1,311,441       0.0%
           Northrim BanCorp, Inc.                      11,583    407,722       0.0%
           Northwest Bancshares, Inc.                 214,988  3,568,801       0.1%
           Norwood Financial Corp.                        949     28,100       0.0%
           OceanFirst Financial Corp.                  69,304  1,869,822       0.1%
*          Ocwen Financial Corp.                       15,346     62,305       0.0%
#          OFG Bancorp                                 66,500    897,750       0.0%
#          Ohio Valley Banc Corp.                         600     27,330       0.0%
           Old Line Bancshares, Inc.                   10,387    353,677       0.0%
           Old National Bancorp                       190,552  3,277,494       0.1%
#          Old Second Bancorp, Inc.                    21,302    304,619       0.0%
#*         On Deck Capital, Inc.                       55,240    290,010       0.0%
*          OneMain Holdings, Inc.                      45,669  1,408,889       0.1%
           Oppenheimer Holdings, Inc. Class A          10,748    288,584       0.0%
           Opus Bank                                   25,128    708,610       0.0%
           Oritani Financial Corp.                     99,992  1,529,878       0.1%
*          Pacific Mercantile Bancorp                  35,218    329,288       0.0%
#*         Pacific Premier Bancorp, Inc.               71,235  2,831,591       0.1%
#          Park National Corp.                         16,584  1,789,082       0.1%
#          Parke Bancorp, Inc.                          2,758     64,675       0.0%
#          Peapack Gladstone Financial Corp.           25,179    831,914       0.0%
           Penns Woods Bancorp, Inc.                    5,276    229,506       0.0%
*          PennyMac Financial Services, Inc. Class A   10,210    210,326       0.0%
           People's United Financial, Inc.             13,258    242,489       0.0%
           People's Utah Bancorp                        8,041    256,106       0.0%
#          Peoples Bancorp of North Carolina, Inc.      1,084     33,333       0.0%
           Peoples Bancorp, Inc.                       29,243  1,048,654       0.0%
           Peoples Financial Services Corp.                60      2,814       0.0%
*          PHH Corp.                                  124,427  1,320,170       0.0%
           Pinnacle Financial Partners, Inc.           66,239  4,242,608       0.1%
           Piper Jaffray Cos.                          17,595  1,232,530       0.0%
#          PJT Partners, Inc. Class A                   5,307    294,485       0.0%
           Popular, Inc.                              115,648  5,353,346       0.2%
*          Porter Bancorp, Inc.                           857     11,689       0.0%
#*         PRA Group, Inc.                             75,583  2,690,755       0.1%
           Preferred Bank                              17,130  1,091,866       0.0%
           Premier Financial Bancorp, Inc.             12,249    241,060       0.0%
           Primerica, Inc.                             81,641  7,898,767       0.3%
           ProAssurance Corp.                         100,770  4,766,421       0.2%
#          Prosperity Bancshares, Inc.                  3,383    242,798       0.0%
           Provident Financial Holdings, Inc.           6,061    111,219       0.0%
           Provident Financial Services, Inc.         105,610  2,758,533       0.1%
#          Prudential Bancorp, Inc.                     1,711     31,260       0.0%
           Pzena Investment Management, Inc. Class A   31,359    274,705       0.0%
           QCR Holdings, Inc.                          14,298    646,984       0.0%
           Radian Group, Inc.                         324,032  4,633,658       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE+    OF NET ASSETS**
                                                      ------- ----------- ---------------
Financials -- (Continued)
*   Regional Management Corp.                          21,683 $   712,720       0.0%
#   Renasant Corp.                                     90,334   4,085,807       0.1%
    Republic Bancorp, Inc. Class A                     39,187   1,652,516       0.1%
#*  Republic First Bancorp, Inc.                       23,329     193,631       0.0%
    Riverview Bancorp, Inc.                            33,375     313,391       0.0%
#   RLI Corp.                                          70,858   4,483,894       0.2%
    S&T Bancorp, Inc.                                  62,285   2,658,324       0.1%
*   Safeguard Scientifics, Inc.                        66,933     866,782       0.0%
    Safety Insurance Group, Inc.                       38,135   3,050,800       0.1%
    Salisbury Bancorp, Inc.                               551      22,894       0.0%
    Sandy Spring Bancorp, Inc.                         62,290   2,468,553       0.1%
    SB One Bancorp                                      1,518      45,768       0.0%
*   Seacoast Banking Corp. of Florida                  51,124   1,412,556       0.1%
*   Security National Financial Corp. Class A           3,489      18,666       0.0%
*   Select Bancorp, Inc.                                2,536      33,069       0.0%
    Selective Insurance Group, Inc.                    96,545   5,715,464       0.2%
#   ServisFirst Bancshares, Inc.                       58,764   2,465,737       0.1%
    Shore Bancshares, Inc.                              2,703      48,897       0.0%
    SI Financial Group, Inc.                           37,462     535,707       0.0%
#*  Siebert Financial Corp.                             7,500      70,125       0.0%
    Sierra Bancorp                                     27,873     776,542       0.0%
    Silvercrest Asset Management Group, Inc. Class A    2,711      41,749       0.0%
#   Simmons First National Corp. Class A              181,532   5,482,266       0.2%
*   SmartFinancial, Inc.                                  878      20,940       0.0%
    South State Corp.                                  59,081   5,113,461       0.2%
*   Southern First Bancshares, Inc.                     8,249     378,217       0.0%
    Southern Missouri Bancorp, Inc.                     4,727     164,972       0.0%
    Southern National Bancorp of Virginia, Inc.         8,877     144,251       0.0%
    Southside Bancshares, Inc.                         56,225   1,958,317       0.1%
    Southwest Georgia Financial Corp.                   1,439      30,075       0.0%
#   State Auto Financial Corp.                         39,229   1,225,122       0.0%
    State Bank Financial Corp.                         38,349   1,208,377       0.0%
#   Sterling Bancorp                                  462,647  10,987,866       0.4%
    Stewart Information Services Corp.                 48,701   2,031,319       0.1%
    Stifel Financial Corp.                             91,446   5,329,473       0.2%
    Stock Yards Bancorp, Inc.                          46,692   1,748,615       0.1%
    Summit Financial Group, Inc.                        2,257      56,538       0.0%
    Summit State Bank                                   1,000      14,850       0.0%
    TCF Financial Corp.                               357,388   8,873,944       0.3%
    Territorial Bancorp, Inc.                          21,514     654,886       0.0%
#*  Texas Capital Bancshares, Inc.                     35,342   3,486,488       0.1%
#*  Third Point Reinsurance, Ltd.                      50,396     670,267       0.0%
    Timberland Bancorp, Inc.                           10,267     335,218       0.0%
    Tiptree, Inc.                                      65,749     417,506       0.0%
    Tompkins Financial Corp.                           26,932   2,092,616       0.1%
    Towne Bank                                         88,878   2,657,452       0.1%
    Trico Bancshares                                   37,694   1,408,625       0.1%
#*  TriState Capital Holdings, Inc.                    38,890     972,250       0.0%
*   Triumph Bancorp, Inc.                              20,152     782,905       0.0%
    TrustCo Bank Corp. NY                             193,349   1,653,134       0.1%
    Trustmark Corp.                                   130,361   4,081,603       0.1%
#   UMB Financial Corp.                                83,398   6,386,619       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                            ------- ------------ ---------------
Financials -- (Continued)
    Umpqua Holdings Corp.                    35,839 $    844,367       0.0%
*   Unico American Corp.                      4,300       33,110       0.0%
#   Union Bankshares Corp.                   95,576    3,613,729       0.1%
    United Bancshares, Inc.                     110        2,453       0.0%
#   United Bankshares, Inc.                 162,418    5,514,091       0.2%
    United Community Banks, Inc.            111,577    3,562,654       0.1%
    United Community Financial Corp.         65,708      665,622       0.0%
    United Financial Bancorp, Inc.          147,770    2,442,638       0.1%
    United Fire Group, Inc.                  39,695    1,996,262       0.1%
#   United Insurance Holdings Corp.          47,089      888,099       0.0%
#   United Security Bancshares                7,256       80,542       0.0%
    Unity Bancorp, Inc.                       9,577      210,694       0.0%
    Universal Insurance Holdings, Inc.      101,962    3,308,667       0.1%
    Univest Corp. of Pennsylvania            44,388    1,276,155       0.0%
    Validus Holdings, Ltd.                   44,513    3,016,646       0.1%
#   Valley National Bancorp                 616,017    7,731,013       0.3%
    Value Line, Inc.                          4,136       80,569       0.0%
*   Veritex Holdings, Inc.                   30,928      888,252       0.0%
#   Virtu Financial, Inc. Class A             5,767      207,612       0.0%
#   Virtus Investment Partners, Inc.         22,848    2,635,517       0.1%
#   Waddell & Reed Financial, Inc. Class A  142,300    2,880,152       0.1%
    Walker & Dunlop, Inc.                    57,225    3,268,120       0.1%
    Washington Federal, Inc.                213,015    6,763,226       0.2%
    Washington Trust Bancorp, Inc.           37,710    2,089,134       0.1%
    Waterstone Financial, Inc.               91,586    1,570,700       0.1%
#   Webster Financial Corp.                  39,134    2,355,475       0.1%
    WesBanco, Inc.                           73,627    3,224,863       0.1%
    West Bancorporation, Inc.                48,611    1,183,678       0.0%
#   Westamerica Bancorporation               36,473    2,035,558       0.1%
    Western New England Bancorp, Inc.        47,260      510,408       0.0%
    Westwood Holdings Group, Inc.            26,538    1,538,673       0.1%
    White Mountains Insurance Group, Ltd.     1,200    1,038,348       0.0%
    Wintrust Financial Corp.                 62,888    5,625,332       0.2%
    WisdomTree Investments, Inc.             58,562      619,000       0.0%
*   World Acceptance Corp.                   25,415    2,605,037       0.1%
    WSFS Financial Corp.                     31,126    1,559,413       0.1%
    WVS Financial Corp.                         700       11,382       0.0%
                                                    ------------      ----
Total Financials                                     655,584,532      21.7%
                                                    ------------      ----
Health Care -- (7.8%)
#   Abaxis, Inc.                             20,277    1,349,840       0.1%
#*  Acadia Healthcare Co., Inc.              68,239    2,427,944       0.1%
#*  Accuray, Inc.                           164,194      820,970       0.0%
    Aceto Corp.                              82,638      208,248       0.0%
*   Achillion Pharmaceuticals, Inc.         118,918      448,321       0.0%
#*  Acorda Therapeutics, Inc.                69,281    1,600,391       0.1%
#*  Adamas Pharmaceuticals, Inc.              4,300      129,817       0.0%
*   Addus HomeCare Corp.                     41,201    2,163,052       0.1%
#*  Adverum Biotechnologies, Inc.            26,237      163,981       0.0%
*   Aeglea BioTherapeutics, Inc.              1,107       10,339       0.0%
*   Akorn, Inc.                              45,613      658,196       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES    VALUE+   OF NET ASSETS**
                                                    ------- ---------- ---------------
Health Care -- (Continued)
*   Albireo Pharma, Inc.                                451 $   13,787       0.0%
#*  Alder Biopharmaceuticals, Inc.                  105,804  1,502,417       0.1%
#*  Aldeyra Therapeutics, Inc.                        4,901     38,473       0.0%
*   Allscripts Healthcare Solutions, Inc.           328,696  3,819,448       0.1%
#*  AMAG Pharmaceuticals, Inc.                       18,629    382,826       0.0%
#*  Amedisys, Inc.                                   68,300  4,513,947       0.2%
*   American Renal Associates Holdings, Inc.          5,668     83,036       0.0%
#*  AMN Healthcare Services, Inc.                    86,819  5,803,850       0.2%
*   Amphastar Pharmaceuticals, Inc.                  61,154  1,167,430       0.0%
    Analogic Corp.                                   19,335  1,606,738       0.1%
*   AngioDynamics, Inc.                              56,468  1,094,350       0.0%
#*  ANI Pharmaceuticals, Inc.                        40,380  2,396,553       0.1%
#*  Anika Therapeutics, Inc.                         49,266  2,168,197       0.1%
#*  Apollo Endosurgery, Inc.                          1,802     10,362       0.0%
*   Applied Genetic Technologies Corp.               17,034     77,931       0.0%
#*  Aptevo Therapeutics, Inc.                        74,897    331,794       0.0%
#*  Aquinox Pharmaceuticals, Inc.                     1,180     14,384       0.0%
#*  Aralez Pharmaceuticals, Inc.                     10,363     14,612       0.0%
#*  Aratana Therapeutics, Inc.                       43,793    225,534       0.0%
*   Ardelyx, Inc.                                    73,261    351,653       0.0%
#*  Assembly Biosciences, Inc.                        1,446     62,872       0.0%
#*  Atara Biotherapeutics, Inc.                       3,802    153,411       0.0%
    Atrion Corp.                                      3,399  2,114,518       0.1%
#*  BioScrip, Inc.                                   52,790    138,838       0.0%
*   BioSpecifics Technologies Corp.                  13,019    552,266       0.0%
#*  BioTelemetry, Inc.                              102,457  3,913,857       0.1%
#*  Bovie Medical Corp.                               6,752     23,564       0.0%
*   Brookdale Senior Living, Inc.                   138,955  1,006,034       0.0%
*   Calithera Biosciences, Inc.                      16,465    101,260       0.0%
#*  Cambrex Corp.                                    72,842  3,856,984       0.1%
    Cantel Medical Corp.                             83,217  9,326,129       0.3%
#*  Capital Senior Living Corp.                     108,518  1,275,086       0.1%
#*  Castlight Health, Inc. Class B                   22,800     85,500       0.0%
#*  Catabasis Pharmaceuticals, Inc.                  19,761     32,013       0.0%
*   Catalyst Biosciences, Inc.                        7,370    209,971       0.0%
*   Celldex Therapeutics, Inc.                      123,355     91,283       0.0%
#*  Cellular Biomedicine Group, Inc.                    367      6,918       0.0%
*   Charles River Laboratories International, Inc.   47,327  4,931,000       0.2%
#   Chemed Corp.                                     24,202  7,459,540       0.3%
*   Chimerix, Inc.                                   84,375    386,437       0.0%
*   Civitas Solutions, Inc.                          22,071    314,512       0.0%
    Computer Programs & Systems, Inc.                13,126    391,811       0.0%
*   Concert Pharmaceuticals, Inc.                    25,753    469,992       0.0%
    CONMED Corp.                                     47,238  3,071,887       0.1%
#*  Corcept Therapeutics, Inc.                        8,480    141,446       0.0%
*   CorVel Corp.                                     44,234  2,169,678       0.1%
#*  Corvus Pharmaceuticals, Inc.                      4,126     39,610       0.0%
#*  Cotiviti Holdings, Inc.                          23,738    819,911       0.0%
#*  Cross Country Healthcare, Inc.                   86,766  1,091,516       0.0%
*   CryoLife, Inc.                                  114,699  2,574,993       0.1%
*   Cumberland Pharmaceuticals, Inc.                 39,913    259,035       0.0%
*   Cutera, Inc.                                     49,803  2,497,620       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES    VALUE+   OF NET ASSETS**
                                         ------- ---------- ---------------
Health Care -- (Continued)
#*  Cytokinetics, Inc.                    21,999 $  182,592       0.0%
#*  Depomed, Inc.                        119,456    750,184       0.0%
#*  Dermira, Inc.                          7,600     69,236       0.0%
#*  Dicerna Pharmaceuticals, Inc.          5,800     70,818       0.0%
    Digirad Corp.                         40,501     60,752       0.0%
#*  Diplomat Pharmacy, Inc.               46,039  1,003,190       0.0%
#*  Eiger BioPharmaceuticals, Inc.         3,400     29,920       0.0%
*   Electromed, Inc.                       9,750     52,065       0.0%
*   Emergent BioSolutions, Inc.           69,905  3,625,273       0.1%
#*  Enanta Pharmaceuticals, Inc.          52,726  4,906,154       0.2%
#*  Endo International P.L.C.            166,480    953,930       0.0%
    Ensign Group, Inc. (The)              77,518  2,160,427       0.1%
*   Enzo Biochem, Inc.                   105,710    634,260       0.0%
#*  Esperion Therapeutics, Inc.           16,863  1,180,579       0.0%
#*  Evolent Health, Inc. Class A          31,422    518,463       0.0%
#*  Five Prime Therapeutics, Inc.         59,729  1,000,461       0.0%
*   FONAR Corp.                            9,259    263,419       0.0%
*   Globus Medical, Inc. Class A          89,298  4,571,165       0.2%
*   Haemonetics Corp.                     60,790  4,744,052       0.2%
*   Halyard Health, Inc.                  80,784  3,826,738       0.1%
*   Harvard Bioscience, Inc.              73,163    420,687       0.0%
#*  HealthEquity, Inc.                    23,878  1,568,068       0.1%
    HealthStream, Inc.                    89,174  2,067,945       0.1%
#*  Heska Corp.                           12,417  1,013,476       0.0%
    Hill-Rom Holdings, Inc.               58,197  4,995,049       0.2%
*   HMS Holdings Corp.                    80,062  1,441,917       0.1%
*   Horizon Pharma P.L.C.                158,652  2,100,552       0.1%
*   Icad, Inc.                             2,400      9,144       0.0%
*   ICU Medical, Inc.                     24,253  6,104,480       0.2%
#*  Immune Design Corp.                   24,371     90,173       0.0%
#*  Impax Laboratories, Inc.              76,374  1,435,831       0.1%
#*  Infinity Pharmaceuticals, Inc.         6,960     15,312       0.0%
*   InfuSystem Holdings, Inc.              3,700     10,200       0.0%
#*  Innoviva, Inc.                        44,340    642,930       0.0%
#*  Inogen, Inc.                          10,556  1,483,962       0.1%
*   Integer Holdings Corp.                61,421  3,372,013       0.1%
#*  Integra LifeSciences Holdings Corp.  104,090  6,415,067       0.2%
#*  Intra-Cellular Therapies, Inc.        25,619    446,283       0.0%
#*  IntriCon Corp.                        15,654    364,738       0.0%
#   Invacare Corp.                        77,052  1,402,346       0.1%
#*  Invitae Corp.                          4,963     27,445       0.0%
*   IRIDEX Corp.                          11,951     65,491       0.0%
#*  Jounce Therapeutics, Inc.             11,599    238,823       0.0%
*   Juniper Pharmaceuticals, Inc.          1,961     15,982       0.0%
#*  K2M Group Holdings, Inc.               5,602    106,998       0.0%
*   Karyopharm Therapeutics, Inc.         10,305    134,789       0.0%
    Kewaunee Scientific Corp.              2,424     83,749       0.0%
*   Kindred Biosciences, Inc.             72,130    659,989       0.0%
    Kindred Healthcare, Inc.              92,072    819,441       0.0%
#*  Lannett Co., Inc.                     66,287  1,034,077       0.0%
*   Lantheus Holdings, Inc.              127,696  2,272,989       0.1%
#   LeMaitre Vascular, Inc.               68,787  2,163,351       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES    VALUE+   OF NET ASSETS**
                                        ------- ---------- ---------------
Health Care -- (Continued)
*   LHC Group, Inc.                      68,923 $5,129,250       0.2%
*   LifePoint Health, Inc.               63,627  3,047,733       0.1%
#*  Ligand Pharmaceuticals, Inc.         21,940  3,397,409       0.1%
*   LivaNova P.L.C.                      63,257  5,615,956       0.2%
#   Luminex Corp.                        42,540    908,229       0.0%
#*  MacroGenics, Inc.                    16,637    383,649       0.0%
*   Magellan Health, Inc.                46,779  3,922,419       0.1%
*   Masimo Corp.                         30,841  2,767,363       0.1%
#*  MEI Pharma, Inc.                     24,871     55,711       0.0%
#*  Melinta Therapeutics, Inc.           30,203    205,380       0.0%
#   Meridian Bioscience, Inc.           149,455  2,182,043       0.1%
*   Merit Medical Systems, Inc.          73,976  3,587,836       0.1%
#   Merrimack Pharmaceuticals, Inc.      14,088    119,466       0.0%
*   Micron Solutions, Inc.                6,700     24,963       0.0%
*   Minerva Neurosciences, Inc.           6,727     44,062       0.0%
*   Miragen Therapeutics, Inc.            2,300     15,778       0.0%
#*  Mirati Therapeutics, Inc.             9,732    299,746       0.0%
*   Misonix, Inc.                         1,809     19,899       0.0%
#*  Molecular Templates, Inc.             2,017     17,790       0.0%
#*  Molina Healthcare, Inc.              83,231  6,928,981       0.2%
#*  Myriad Genetics, Inc.               100,045  2,830,273       0.1%
    National HealthCare Corp.            24,420  1,496,458       0.1%
    National Research Corp.              42,285  1,382,719       0.1%
*   Natus Medical, Inc.                  81,179  2,682,966       0.1%
#*  Neogen Corp.                         51,156  3,486,281       0.1%
#*  NeoGenomics, Inc.                    29,008    277,897       0.0%
#*  NuVasive, Inc.                       67,327  3,582,470       0.1%
*   Nuvectra Corp.                       33,611    432,910       0.0%
*   Omnicell, Inc.                       93,919  4,047,909       0.1%
*   Ophthotech Corp.                      7,757     20,401       0.0%
#*  Opiant Pharmaceuticals, Inc.          1,202     23,391       0.0%
#*  OPKO Health, Inc.                    94,642    287,712       0.0%
*   OraSure Technologies, Inc.          184,502  3,271,220       0.1%
*   Orthofix International NV            42,422  2,588,590       0.1%
*   Otonomy, Inc.                        39,539    148,271       0.0%
#   Owens & Minor, Inc.                  21,214    344,727       0.0%
*   PDL BioPharma, Inc.                 249,134    727,471       0.0%
*   Pfenex, Inc.                          3,300     18,348       0.0%
    Phibro Animal Health Corp. Class A    1,500     63,450       0.0%
#*  Prestige Brands Holdings, Inc.      110,081  3,240,785       0.1%
#*  Progenics Pharmaceuticals, Inc.      45,070    293,406       0.0%
*   Providence Service Corp. (The)       46,844  3,554,523       0.1%
    Psychemedics Corp.                   10,230    215,444       0.0%
*   PTC Therapeutics, Inc.               31,950    885,973       0.0%
*   Quality Systems, Inc.                13,650    183,320       0.0%
*   Quidel Corp.                         56,818  3,221,581       0.1%
*   Quorum Health Corp.                  30,911    217,923       0.0%
#*  R1 RCM, Inc.                         37,941    281,902       0.0%
#*  Ra Pharmaceuticals, Inc.              5,668     34,405       0.0%
*   RadNet, Inc.                        100,345  1,329,571       0.1%
#*  Recro Pharma, Inc.                   12,141    147,635       0.0%
#*  Repligen Corp.                       70,302  2,601,174       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                          ------- ------------ ---------------
Health Care -- (Continued)
#*  Retrophin, Inc.                        52,797 $  1,325,205       0.1%
*   RTI Surgical, Inc.                    120,966      532,250       0.0%
#*  Sangamo Therapeutics, Inc.             46,998      742,568       0.0%
#*  SCYNEXIS, Inc.                         26,972       31,827       0.0%
*   SeaSpine Holdings Corp.                21,555      248,098       0.0%
*   Select Medical Holdings Corp.         206,482    3,727,000       0.1%
#*  Sierra Oncology, Inc.                  24,555       50,583       0.0%
    Simulations Plus, Inc.                 19,396      319,064       0.0%
#*  Spectrum Pharmaceuticals, Inc.        146,219    2,327,806       0.1%
#*  Stemline Therapeutics, Inc.            29,175      501,810       0.0%
*   Supernus Pharmaceuticals, Inc.         28,472    1,335,337       0.1%
*   Surmodics, Inc.                        45,714    1,707,418       0.1%
#*  Syndax Pharmaceuticals, Inc.           23,136      241,540       0.0%
#*  Syneos Health, Inc.                    90,634    3,453,155       0.1%
#*  Synlogic, Inc.                          3,771       49,702       0.0%
#*  Taro Pharmaceutical Industries, Ltd.      900       91,782       0.0%
#*  Tenet Healthcare Corp.                168,410    4,031,735       0.1%
#*  Tetraphase Pharmaceuticals, Inc.      155,004      499,113       0.0%
#*  Tivity Health, Inc.                    75,463    2,712,895       0.1%
#*  Trevena, Inc.                          60,377      112,301       0.0%
*   Triple-S Management Corp. Class B      36,746    1,041,749       0.0%
#   US Physical Therapy, Inc.              29,093    2,654,736       0.1%
    Utah Medical Products, Inc.            12,265    1,245,511       0.1%
#*  Varex Imaging Corp.                    16,017      576,452       0.0%
#*  Verastem, Inc.                         76,950      320,882       0.0%
*   Voyager Therapeutics, Inc.              1,700       30,872       0.0%
*   Zafgen, Inc.                           29,996      203,673       0.0%
#*  Zogenix, Inc.                          36,081    1,417,983       0.1%
                                                  ------------       ---
Total Health Care                                  272,922,704       9.1%
                                                  ------------       ---
Industrials -- (16.8%)
#   AAON, Inc.                            102,100    3,471,400       0.1%
    AAR Corp.                              58,300    2,524,390       0.1%
#   ABM Industries, Inc.                  116,925    3,639,875       0.1%
#*  Acacia Research Corp.                  91,687      334,658       0.0%
    ACCO Brands Corp.                     196,834    2,371,850       0.1%
    Acme United Corp.                      11,121      237,545       0.0%
#   Actuant Corp. Class A                  94,606    2,227,971       0.1%
#   Advanced Drainage Systems, Inc.         5,299      133,535       0.0%
#*  Aegion Corp.                           68,967    1,564,861       0.1%
#*  Aerojet Rocketdyne Holdings, Inc.     111,705    3,121,038       0.1%
#*  Aerovironment, Inc.                    45,937    2,503,567       0.1%
    Air Lease Corp.                        74,164    3,091,897       0.1%
*   Air Transport Services Group, Inc.    136,537    2,763,509       0.1%
    Alamo Group, Inc.                      28,141    3,080,595       0.1%
    Albany International Corp. Class A     51,440    3,042,676       0.1%
#   Allegiant Travel Co.                   25,176    4,034,454       0.1%
    Allied Motion Technologies, Inc.       31,330    1,249,127       0.0%
    Altra Industrial Motion Corp.          68,810    2,865,937       0.1%
    AMERCO                                  3,877    1,308,565       0.0%
*   Ameresco, Inc. Class A                 14,433      171,031       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES    VALUE+   OF NET ASSETS**
                                           ------- ---------- ---------------
Industrials -- (Continued)
#   American Railcar Industries, Inc.       53,313 $2,023,228       0.1%
#*  American Woodmark Corp.                 33,560  2,758,632       0.1%
*   AMREP Corp.                              2,776     20,057       0.0%
#   Apogee Enterprises, Inc.                71,611  2,943,928       0.1%
    Applied Industrial Technologies, Inc.   61,312  3,920,902       0.1%
*   ARC Document Solutions, Inc.            49,598    109,116       0.0%
    ArcBest Corp.                           65,791  2,111,891       0.1%
    Argan, Inc.                             39,706  1,588,240       0.1%
*   Armstrong Flooring, Inc.                68,297    843,468       0.0%
*   Armstrong World Industries, Inc.        64,806  3,629,136       0.1%
*   Arotech Corp.                           27,723     88,714       0.0%
*   ASGN, Inc.                             101,799  8,208,053       0.3%
#   Astec Industries, Inc.                  46,707  2,595,041       0.1%
#*  Astronics Corp.                         30,147  1,102,777       0.0%
#*  Astronics Corp. Class B                  3,707    135,343       0.0%
#*  Atlas Air Worldwide Holdings, Inc.      35,913  2,276,884       0.1%
#*  Avis Budget Group, Inc.                141,110  6,972,245       0.2%
#*  Axon Enterprise, Inc.                  117,616  4,937,520       0.2%
#   AZZ, Inc.                               40,206  1,791,177       0.1%
#*  Babcock & Wilcox Enterprises, Inc.     155,389    354,287       0.0%
    Barnes Group, Inc.                      88,315  4,904,132       0.2%
    Barrett Business Services, Inc.         22,734  1,989,680       0.1%
*   Beacon Roofing Supply, Inc.             95,637  4,681,431       0.2%
#   BG Staffing, Inc.                        1,100     20,977       0.0%
#*  Blue Bird Corp.                          6,809    161,714       0.0%
*   BlueLinx Holdings, Inc.                 10,662    428,826       0.0%
*   BMC Stock Holdings, Inc.                33,860    584,085       0.0%
    Brady Corp. Class A                     53,643  1,952,605       0.1%
    Briggs & Stratton Corp.                 78,708  1,419,105       0.0%
    Brink's Co. (The)                       60,744  4,482,907       0.2%
*   Builders FirstSource, Inc.             115,936  2,113,513       0.1%
    BWX Technologies, Inc.                  64,165  4,350,387       0.1%
*   CAI International, Inc.                 49,361  1,109,635       0.0%
*   Casella Waste Systems, Inc. Class A    143,196  3,509,734       0.1%
*   CBIZ, Inc.                             126,222  2,347,729       0.1%
    CECO Environmental Corp.                57,522    270,353       0.0%
#   Celadon Group, Inc.                     48,801    137,131       0.0%
#*  Chart Industries, Inc.                  67,086  3,806,460       0.1%
    Chicago Rivet & Machine Co.                841     24,402       0.0%
#*  Cimpress NV                             38,999  5,608,446       0.2%
#   CIRCOR International, Inc.              26,616  1,127,720       0.0%
*   Civeo Corp.                             82,502    276,382       0.0%
*   Clean Harbors, Inc.                     71,561  3,277,494       0.1%
    Columbus McKinnon Corp.                 45,359  1,627,481       0.1%
    Comfort Systems USA, Inc.               81,966  3,458,965       0.1%
*   Command Security Corp.                  11,180     31,416       0.0%
*   Commercial Vehicle Group, Inc.          98,365    660,029       0.0%
    CompX International, Inc.                2,107     28,971       0.0%
*   Continental Building Products, Inc.     37,208  1,045,545       0.0%
*   Continental Materials Corp.                135      2,559       0.0%
    Copa Holdings SA Class A                27,455  3,216,902       0.1%
#   Costamare, Inc.                         38,873    263,948       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES    VALUE+   OF NET ASSETS**
                                                 ------- ---------- ---------------
Industrials -- (Continued)
#   Covanta Holding Corp.                        151,049 $2,250,630       0.1%
*   Covenant Transportation Group, Inc. Class A   35,593    987,706       0.0%
#*  CPI Aerostructures, Inc.                      26,295    251,117       0.0%
    CRA International, Inc.                       20,118  1,136,063       0.0%
*   CSW Industrials, Inc.                         10,340    448,239       0.0%
#   Cubic Corp.                                   41,792  2,580,656       0.1%
    Curtiss-Wright Corp.                          52,878  6,770,499       0.2%
#   Deluxe Corp.                                  66,377  4,549,480       0.2%
    DMC Global, Inc.                              31,306  1,211,542       0.0%
    Douglas Dynamics, Inc.                        78,265  3,267,564       0.1%
*   Ducommun, Inc.                                21,433    623,486       0.0%
*   DXP Enterprises, Inc.                         43,388  1,574,984       0.1%
#*  Dycom Industries, Inc.                        72,056  7,483,736       0.3%
    Eastern Co. (The)                              7,698    218,623       0.0%
*   Echo Global Logistics, Inc.                  101,405  2,768,357       0.1%
    Ecology and Environment, Inc. Class A            920     12,006       0.0%
    EMCOR Group, Inc.                             88,383  6,504,105       0.2%
    Encore Wire Corp.                             41,411  2,180,289       0.1%
    EnerSys                                       68,976  4,728,995       0.2%
*   Engility Holdings, Inc.                       44,886  1,141,002       0.0%
    Ennis, Inc.                                   63,000  1,127,700       0.0%
    EnPro Industries, Inc.                        41,842  3,144,426       0.1%
#   EnviroStar, Inc.                                 837     30,551       0.0%
    ESCO Technologies, Inc.                       41,752  2,331,849       0.1%
#   Espey Manufacturing & Electronics Corp.        6,393    169,732       0.0%
    Essendant, Inc.                               69,968    520,562       0.0%
*   Esterline Technologies Corp.                  49,403  3,549,606       0.1%
#*  ExOne Co. (The)                                1,980     13,702       0.0%
    Exponent, Inc.                                41,202  3,559,853       0.1%
    Federal Signal Corp.                         148,867  3,224,459       0.1%
    Forrester Research, Inc.                      43,401  1,727,360       0.1%
    Forward Air Corp.                             44,670  2,411,733       0.1%
*   Franklin Covey Co.                            41,960  1,023,824       0.0%
    Franklin Electric Co., Inc.                   68,182  2,795,462       0.1%
    FreightCar America, Inc.                      20,009    278,925       0.0%
*   FTI Consulting, Inc.                          76,280  4,454,752       0.2%
#   GATX Corp.                                    50,628  3,302,971       0.1%
*   Genco Shipping & Trading, Ltd.                   871     13,936       0.0%
*   Gencor Industries, Inc.                       19,518    303,505       0.0%
*   Generac Holdings, Inc.                        73,085  3,289,556       0.1%
#   General Cable Corp.                           29,612    877,996       0.0%
*   Gibraltar Industries, Inc.                    65,935  2,317,615       0.1%
    Global Brass & Copper Holdings, Inc.          72,629  2,178,870       0.1%
#*  Goldfield Corp. (The)                         47,985    201,537       0.0%
    Gorman-Rupp Co. (The)                         63,308  1,992,936       0.1%
*   GP Strategies Corp.                           48,022  1,001,259       0.0%
    Graham Corp.                                  30,165    650,961       0.0%
#   Granite Construction, Inc.                    61,471  3,219,851       0.1%
*   Great Lakes Dredge & Dock Corp.              118,180    543,628       0.0%
#   Greenbrier Cos., Inc. (The)                   56,814  2,491,294       0.1%
#   Griffon Corp.                                 91,355  1,817,965       0.1%
    H&E Equipment Services, Inc.                  94,920  3,070,662       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES    VALUE+   OF NET ASSETS**
                                                ------- ---------- ---------------
Industrials -- (Continued)
    Hardinge, Inc.                               23,206 $  425,598       0.0%
*   Harsco Corp.                                 50,987  1,042,684       0.0%
    Hawaiian Holdings, Inc.                     116,041  4,780,889       0.2%
#   Healthcare Services Group, Inc.              58,187  2,247,764       0.1%
#   Heartland Express, Inc.                     118,127  2,106,204       0.1%
#   HEICO Corp.                                  49,185  4,320,902       0.1%
    HEICO Corp. Class A                          67,060  4,838,379       0.2%
    Heidrick & Struggles International, Inc.     61,616  2,319,842       0.1%
*   Herc Holdings, Inc.                          14,806    779,536       0.0%
*   Heritage-Crystal Clean, Inc.                 27,028    571,642       0.0%
    Herman Miller, Inc.                          84,012  2,579,168       0.1%
#*  Hill International, Inc.                     71,174    377,222       0.0%
    Hillenbrand, Inc.                            77,974  3,614,095       0.1%
    HNI Corp.                                    49,554  1,654,608       0.1%
*   Houston Wire & Cable Co.                     20,128    144,922       0.0%
*   Hub Group, Inc. Class A                      59,170  2,600,522       0.1%
#*  Hudson Global, Inc.                          17,644     33,171       0.0%
#*  Hudson Technologies, Inc.                    69,945    306,359       0.0%
    Hurco Cos., Inc.                             16,988    750,870       0.0%
*   Huron Consulting Group, Inc.                 34,012  1,273,749       0.0%
    Hyster-Yale Materials Handling, Inc.         20,138  1,433,826       0.0%
    ICF International, Inc.                      50,356  3,378,888       0.1%
#*  IES Holdings, Inc.                           30,715    519,084       0.0%
*   InnerWorkings, Inc.                         176,340  1,781,034       0.1%
*   Innovative Solutions & Support, Inc.         19,757     70,928       0.0%
    Insperity, Inc.                              57,030  4,576,658       0.2%
    Insteel Industries, Inc.                     57,562  1,728,587       0.1%
    Interface, Inc.                             122,955  2,705,010       0.1%
#*  Intersections, Inc.                           8,087     14,233       0.0%
    ITT, Inc.                                    16,509    807,125       0.0%
#   John Bean Technologies Corp.                 62,171  6,698,925       0.2%
    Kadant, Inc.                                 23,091  2,130,145       0.1%
    Kaman Corp.                                  39,567  2,399,343       0.1%
    KBR, Inc.                                   172,901  2,885,718       0.1%
    Kelly Services, Inc. Class A                 45,730  1,338,060       0.0%
#   Kennametal, Inc.                            129,752  4,729,460       0.2%
#*  KeyW Holding Corp. (The)                     75,028    580,717       0.0%
    Kforce, Inc.                                 92,120  2,445,786       0.1%
    Kimball International, Inc. Class B         132,459  2,188,223       0.1%
*   Kirby Corp.                                  93,431  7,969,664       0.3%
*   KLX, Inc.                                   106,596  8,339,005       0.3%
#   Knight-Swift Transportation Holdings, Inc.  172,861  6,743,308       0.2%
    Knoll, Inc.                                  61,882  1,180,090       0.0%
    Korn/Ferry International                     98,690  5,275,967       0.2%
#*  Kratos Defense & Security Solutions, Inc.   129,909  1,300,389       0.0%
    Landstar System, Inc.                        44,453  4,518,647       0.2%
*   Lawson Products, Inc.                        18,090    418,784       0.0%
#*  Layne Christensen Co.                        10,704    151,033       0.0%
*   LB Foster Co. Class A                        15,766    371,289       0.0%
*   Limbach Holdings, Inc.                       12,013    150,883       0.0%
#   Lindsay Corp.                                14,054  1,234,784       0.0%
    LS Starrett Co. (The) Class A                 5,520     33,672       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
    LSC Communications, Inc.                  57,532 $1,005,659       0.0%
    LSI Industries, Inc.                      40,773    249,938       0.0%
*   Lydall, Inc.                              40,300  1,797,380       0.1%
*   Manitex International, Inc.                2,446     25,169       0.0%
#*  Manitowoc Co., Inc. (The)                 62,722  1,546,097       0.1%
    Marten Transport, Ltd.                   131,915  2,572,343       0.1%
#*  MasTec, Inc.                             126,820  5,580,080       0.2%
    Matson, Inc.                              54,659  1,597,683       0.1%
#   Matthews International Corp. Class A      50,900  2,501,735       0.1%
    McGrath RentCorp                          35,076  2,067,029       0.1%
#*  Mercury Systems, Inc.                     64,744  2,076,988       0.1%
*   Meritor, Inc.                            156,901  3,054,862       0.1%
    Miller Industries, Inc.                   28,045    694,114       0.0%
*   Mistras Group, Inc.                       56,635  1,102,683       0.0%
#   Mobile Mini, Inc.                         76,887  3,229,254       0.1%
*   Moog, Inc. Class A                        40,439  3,314,785       0.1%
*   MRC Global, Inc.                         207,829  3,892,637       0.1%
    MSA Safety, Inc.                          44,387  3,854,567       0.1%
    Mueller Industries, Inc.                  93,865  2,551,251       0.1%
    Mueller Water Products, Inc. Class A     334,380  3,273,580       0.1%
#   Multi-Color Corp.                         32,495  2,110,550       0.1%
*   MYR Group, Inc.                           49,036  1,471,080       0.1%
#   National Presto Industries, Inc.           9,004    862,133       0.0%
*   Navigant Consulting, Inc.                 83,387  1,783,648       0.1%
#*  Navistar International Corp.              58,237  2,027,230       0.1%
*   NCI Building Systems, Inc.                22,385    391,738       0.0%
*   Nexeo Solutions, Inc.                      1,644     16,752       0.0%
*   NL Industries, Inc.                      104,539    799,723       0.0%
    NN, Inc.                                  51,813  1,051,804       0.0%
#*  Northwest Pipe Co.                        27,019    533,085       0.0%
#*  NOW, Inc.                                 33,933    411,607       0.0%
#*  NV5 Global, Inc.                          30,254  1,780,448       0.1%
#   Omega Flex, Inc.                          21,586  1,409,566       0.0%
    Orbital ATK, Inc.                          7,826  1,036,006       0.0%
*   Orion Group Holdings, Inc.                50,829    308,024       0.0%
    Oshkosh Corp.                             20,321  1,466,363       0.1%
*   PAM Transportation Services, Inc.         11,231    404,204       0.0%
    Park-Ohio Holdings Corp.                  40,538  1,536,390       0.1%
*   Patrick Industries, Inc.                  52,368  2,979,739       0.1%
*   Patriot Transportation Holding, Inc.       5,218     94,446       0.0%
    Pendrell Corp.                                19     13,110       0.0%
*   Perma-Pipe International Holdings, Inc.   11,947    108,120       0.0%
*   PGT Innovations, Inc.                    168,923  2,947,706       0.1%
    Powell Industries, Inc.                   27,870    837,494       0.0%
    Preformed Line Products Co.                7,269    488,840       0.0%
    Primoris Services Corp.                   84,394  2,159,642       0.1%
    Quad/Graphics, Inc.                       24,907    615,452       0.0%
    Quanex Building Products Corp.            63,852  1,095,062       0.0%
*   Radiant Logistics, Inc.                   61,757    218,002       0.0%
    Raven Industries, Inc.                    73,896  2,704,594       0.1%
#*  RBC Bearings, Inc.                        30,823  3,587,181       0.1%
    RCM Technologies, Inc.                    22,513    117,068       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Industrials -- (Continued)
    Regal Beloit Corp.                        76,789 $5,467,377       0.2%
    Resources Connection, Inc.               101,353  1,586,174       0.1%
*   Rexnord Corp.                             86,966  2,392,435       0.1%
*   Roadrunner Transportation Systems, Inc.   14,400     30,960       0.0%
    RPX Corp.                                 63,159    684,012       0.0%
*   Rush Enterprises, Inc. Class A            46,147  1,884,182       0.1%
*   Rush Enterprises, Inc. Class B            18,930    736,566       0.0%
    Ryder System, Inc.                         1,354     91,300       0.0%
*   Saia, Inc.                                68,445  4,520,792       0.2%
#   Scorpio Bulkers, Inc.                     23,229    177,702       0.0%
    Servotronics, Inc.                         2,783     26,355       0.0%
*   SIFCO Industries, Inc.                     6,261     34,122       0.0%
    Simpson Manufacturing Co., Inc.           87,482  4,783,516       0.2%
    SkyWest, Inc.                             61,564  3,502,992       0.1%
*   SP Plus Corp.                             32,706  1,149,616       0.0%
    Spartan Motors, Inc.                      76,218  1,360,491       0.0%
*   Sparton Corp.                             31,536    582,470       0.0%
#*  Spirit Airlines, Inc.                     93,996  3,357,537       0.1%
*   SPX Corp.                                 37,644  1,191,056       0.0%
*   SPX FLOW, Inc.                            48,510  2,182,950       0.1%
    Standex International Corp.               32,398  3,140,986       0.1%
    Steelcase, Inc. Class A                  164,056  2,173,742       0.1%
#*  Sterling Construction Co., Inc.           92,467  1,029,158       0.0%
    Sun Hydraulics Corp.                      39,087  1,898,456       0.1%
#*  Team, Inc.                                93,431  1,583,655       0.1%
*   Teledyne Technologies, Inc.               14,770  2,763,319       0.1%
#   Tennant Co.                               21,936  1,623,264       0.1%
#   Terex Corp.                              149,749  5,468,833       0.2%
    Tetra Tech, Inc.                         107,483  5,202,177       0.2%
#*  Textainer Group Holdings, Ltd.            36,046    619,991       0.0%
*   Thermon Group Holdings, Inc.              51,309  1,169,332       0.0%
    Timken Co. (The)                         121,901  5,211,268       0.2%
    Titan International, Inc.                169,155  1,742,297       0.1%
#*  Titan Machinery, Inc.                     36,427    703,770       0.0%
*   TPI Composites, Inc.                      30,519    691,255       0.0%
#*  Trex Co., Inc.                            29,232  3,036,620       0.1%
*   TriMas Corp.                              81,389  2,205,642       0.1%
*   TriNet Group, Inc.                        63,113  3,259,786       0.1%
    Triton International, Ltd.               112,647  3,493,183       0.1%
#   Triumph Group, Inc.                       80,144  1,895,406       0.1%
*   TrueBlue, Inc.                            72,527  1,932,845       0.1%
#*  Tutor Perini Corp.                        68,125  1,406,781       0.0%
*   Twin Disc, Inc.                           33,340    736,147       0.0%
*   Ultralife Corp.                           26,085    220,418       0.0%
    UniFirst Corp.                            26,680  4,284,808       0.1%
    Universal Forest Products, Inc.           99,768  3,180,604       0.1%
    Universal Logistics Holdings, Inc.        27,376    600,903       0.0%
#   US Ecology, Inc.                          42,546  2,267,702       0.1%
*   USA Truck, Inc.                           22,955    551,609       0.0%
    Valmont Industries, Inc.                  26,941  3,828,316       0.1%
*   Vectrus, Inc.                             26,696    961,056       0.0%
*   Veritiv Corp.                             18,732    712,753       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE+    OF NET ASSETS**
                                                   ------- ------------ ---------------
Industrials -- (Continued)
           Viad Corp.                               43,595 $  2,212,446       0.1%
#*         Vicor Corp.                              20,402      731,412       0.0%
           Virco Manufacturing Corp.                 6,861       28,816       0.0%
           VSE Corp.                                19,414      995,744       0.0%
#          Wabash National Corp.                   102,957    2,065,317       0.1%
           Watsco, Inc. Class B                      1,248      212,784       0.0%
           Watts Water Technologies, Inc. Class A   47,698    3,553,501       0.1%
#*         Welbilt, Inc.                           245,801    4,709,547       0.2%
           Werner Enterprises, Inc.                111,569    3,826,817       0.1%
#*         Wesco Aircraft Holdings, Inc.           128,763    1,300,506       0.0%
*          WESCO International, Inc.                80,176    4,774,481       0.2%
#*         Willdan Group, Inc.                      14,309      409,237       0.0%
*          Willis Lease Finance Corp.               11,622      379,807       0.0%
*          Xerium Technologies, Inc.                 7,899       51,738       0.0%
*          YRC Worldwide, Inc.                      54,107      450,170       0.0%
                                                           ------------      ----
Total Industrials                                           590,660,943      19.6%
                                                           ------------      ----
Information Technology -- (11.9%)
*          ACI Worldwide, Inc.                     163,112    3,792,354       0.1%
(degrees)  Actua Corp.                              15,285       15,285       0.0%
*          Acxiom Corp.                            132,416    3,440,168       0.1%
           ADTRAN, Inc.                             78,554    1,150,816       0.0%
*          Advanced Energy Industries, Inc.         85,523    5,092,895       0.2%
*          Aehr Test Systems                         8,100       18,792       0.0%
*          Agilysys, Inc.                           58,989      694,890       0.0%
*          Alpha & Omega Semiconductor, Ltd.        41,052      622,348       0.0%
#*         Ambarella, Inc.                          13,838      644,712       0.0%
           American Software, Inc. Class A          82,413    1,051,590       0.0%
*          Amkor Technology, Inc.                  464,416    3,845,364       0.1%
*          Amtech Systems, Inc.                     48,736      337,740       0.0%
#*         ANGI Homeservices, Inc. Class A          13,651      182,377       0.0%
*          Anixter International, Inc.              53,730    3,164,697       0.1%
#*         Aspen Technology, Inc.                   33,287    2,920,934       0.1%
           AstroNova, Inc.                           5,157       92,052       0.0%
#*         Asure Software, Inc.                     32,798      496,562       0.0%
*          Aviat Networks, Inc.                      4,294       69,863       0.0%
#*         Avid Technology, Inc.                   107,822      483,043       0.0%
           AVX Corp.                               101,829    1,502,996       0.1%
*          Aware, Inc.                              34,012      132,647       0.0%
*          Axcelis Technologies, Inc.               74,817    1,645,974       0.1%
#*         AXT, Inc.                               130,686      764,513       0.0%
#          Badger Meter, Inc.                       63,572    2,698,631       0.1%
           Bel Fuse, Inc. Class A                    2,683       47,999       0.0%
           Bel Fuse, Inc. Class B                   19,311      373,668       0.0%
#          Belden, Inc.                             65,597    4,040,775       0.1%
           Benchmark Electronics, Inc.              66,556    1,750,423       0.1%
#          Black Box Corp.                          20,663       40,293       0.0%
#          Blackbaud, Inc.                          52,217    5,480,696       0.2%
*          Blackhawk Network Holdings, Inc.         46,589    2,091,846       0.1%
*          Blucora, Inc.                            92,763    2,411,838       0.1%
#*         Bottomline Technologies de, Inc.         37,887    1,497,294       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES    VALUE+   OF NET ASSETS**
                                                  ------- ---------- ---------------
Information Technology -- (Continued)
*   Brightcove, Inc.                                5,662 $   54,638       0.0%
    Brooks Automation, Inc.                        96,735  2,406,767       0.1%
*   BSQUARE Corp.                                  24,386    109,737       0.0%
    Cabot Microelectronics Corp.                   36,239  3,676,447       0.1%
*   CACI International, Inc. Class A               47,362  7,154,030       0.2%
#*  CalAmp Corp.                                  107,848  2,129,998       0.1%
#*  Calix, Inc.                                   146,968    977,337       0.0%
#*  Carbonite, Inc.                                96,277  2,994,215       0.1%
*   Cardtronics P.L.C. Class A                     42,507  1,115,809       0.0%
#*  Cars.com, Inc.                                 55,729  1,587,162       0.1%
    Cass Information Systems, Inc.                 30,373  1,836,959       0.1%
*   Cavium, Inc.                                   14,847  1,113,673       0.0%
    CCUR Holdings, Inc.                            10,672     55,494       0.0%
*   Ceva, Inc.                                     37,919  1,236,159       0.0%
#*  Ciena Corp.                                   107,766  2,774,975       0.1%
*   Cirrus Logic, Inc.                            125,945  4,593,214       0.2%
#*  Clearfield, Inc.                               33,636    410,359       0.0%
#*  Coherent, Inc.                                 17,867  3,005,587       0.1%
    Cohu, Inc.                                     64,338  1,376,833       0.1%
*   CommerceHub, Inc. Series A                     12,947    293,508       0.0%
    Communications Systems, Inc.                   11,195     40,078       0.0%
*   Computer Task Group, Inc.                      48,619    372,908       0.0%
    Comtech Telecommunications Corp.               61,465  1,880,214       0.1%
#*  Conduent, Inc.                                348,720  6,786,091       0.2%
#*  Control4 Corp.                                 75,939  1,582,569       0.1%
    Convergys Corp.                               170,395  3,980,427       0.1%
*   CoreLogic, Inc.                                91,247  4,516,727       0.2%
*   Cray, Inc.                                    100,411  2,394,802       0.1%
#*  Cree, Inc.                                    164,924  6,154,964       0.2%
    CSG Systems International, Inc.                71,089  3,041,898       0.1%
    CSP, Inc.                                       2,788     30,361       0.0%
    CTS Corp.                                      72,034  2,157,418       0.1%
#*  CyberOptics Corp.                              22,829    348,142       0.0%
#   Cypress Semiconductor Corp.                    99,033  1,443,901       0.1%
    Daktronics, Inc.                              146,715  1,321,902       0.0%
*   Data I/O Corp.                                 26,329    165,083       0.0%
*   Datawatch Corp.                                 2,100     19,320       0.0%
#   Diebold Nixdorf, Inc.                          58,486    897,760       0.0%
*   Digi International, Inc.                       52,484    603,566       0.0%
*   Diodes, Inc.                                   77,976  2,226,215       0.1%
*   DSP Group, Inc.                                63,261    755,969       0.0%
*   Eastman Kodak Co.                              10,170     50,342       0.0%
#   Ebix, Inc.                                     42,888  3,323,820       0.1%
*   Edgewater Technology, Inc.                     10,739     61,749       0.0%
#*  eGain Corp.                                     4,800     41,520       0.0%
#*  Electro Scientific Industries, Inc.            46,663    839,934       0.0%
#*  Electronics for Imaging, Inc.                  66,927  1,853,878       0.1%
#*  Ellie Mae, Inc.                                22,063  2,137,243       0.1%
#*  Emcore Corp.                                   32,553    146,489       0.0%
#*  Endurance International Group Holdings, Inc.   17,792    130,771       0.0%
    Entegris, Inc.                                204,204  6,575,369       0.2%
*   Envestnet, Inc.                                12,842    697,321       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES    VALUE+   OF NET ASSETS**
                                          ------- ---------- ---------------
Information Technology -- (Continued)
*   EPAM Systems, Inc.                     34,106 $3,900,021       0.1%
*   ePlus, Inc.                            39,060  3,118,941       0.1%
#*  Euronet Worldwide, Inc.                49,036  3,830,202       0.1%
*   Everi Holdings, Inc.                   16,971    108,784       0.0%
*   Evolving Systems, Inc.                  1,888      7,080       0.0%
*   ExlService Holdings, Inc.              38,784  2,242,103       0.1%
#*  Extreme Networks, Inc.                151,940  1,625,758       0.1%
#*  Fabrinet                               58,369  1,646,590       0.1%
*   Fair Isaac Corp.                       47,990  8,310,908       0.3%
*   FARO Technologies, Inc.                44,491  2,246,796       0.1%
#*  Finisar Corp.                         187,197  2,916,529       0.1%
#*  Finjan Holdings, Inc.                  28,831     85,051       0.0%
*   FormFactor, Inc.                      129,473  1,485,703       0.1%
*   Frequency Electronics, Inc.            20,450    180,165       0.0%
    GlobalSCAPE, Inc.                      12,700     47,371       0.0%
*   Glu Mobile, Inc.                       24,461    107,139       0.0%
#*  GrubHub, Inc.                          29,954  3,029,548       0.1%
*   GSE Systems, Inc.                      17,551     56,163       0.0%
*   GSI Technology, Inc.                   48,694    356,927       0.0%
#*  GTT Communications, Inc.               83,621  4,017,989       0.1%
    Hackett Group, Inc. (The)             101,230  1,640,938       0.1%
#*  Harmonic, Inc.                        143,009    521,983       0.0%
#*  Ichor Holdings, Ltd.                   32,601    720,482       0.0%
*   ID Systems, Inc.                       16,326    111,833       0.0%
*   IEC Electronics Corp.                   9,604     42,450       0.0%
#*  II-VI, Inc.                            74,684  2,845,460       0.1%
*   Image Sensing Systems, Inc.               700      3,185       0.0%
#*  Infinera Corp.                        131,807  1,544,778       0.1%
*   Information Services Group, Inc.        4,734     20,546       0.0%
*   Innodata, Inc.                         20,151     23,174       0.0%
*   Insight Enterprises, Inc.              60,629  2,149,298       0.1%
#*  Integrated Device Technology, Inc.    134,300  3,737,569       0.1%
    InterDigital, Inc.                     49,707  3,700,686       0.1%
#*  Internap Corp.                         33,910    400,477       0.0%
*   inTEST Corp.                           16,701    120,247       0.0%
*   Intevac, Inc.                          43,927    287,722       0.0%
#*  Iteris, Inc.                           23,716    120,240       0.0%
*   Itron, Inc.                            48,320  3,160,128       0.1%
#   j2 Global, Inc.                        42,640  3,384,763       0.1%
#*  Kemet Corp.                           163,605  2,817,278       0.1%
*   Key Tronic Corp.                       24,700    173,641       0.0%
*   Kimball Electronics, Inc.              54,216    859,324       0.0%
#*  Knowles Corp.                         107,213  1,372,326       0.1%
#*  Kopin Corp.                           125,816    416,451       0.0%
*   Kulicke & Soffa Industries, Inc.      117,342  2,685,958       0.1%
*   KVH Industries, Inc.                   37,536    397,882       0.0%
*   Lattice Semiconductor Corp.           307,468  1,666,477       0.1%
*   Leaf Group, Ltd.                       50,214    369,073       0.0%
#*  Lightpath Technologies, Inc. Class A   17,278     34,556       0.0%
*   Limelight Networks, Inc.               94,300    486,588       0.0%
*   Liquidity Services, Inc.               35,969    232,000       0.0%
#   Littelfuse, Inc.                       36,894  6,896,226       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES    VALUE+   OF NET ASSETS**
                                               ------- ---------- ---------------
Information Technology -- (Continued)
#*  Lumentum Holdings, Inc.                     25,923 $1,307,815       0.0%
*   Luxoft Holding, Inc.                           361     14,566       0.0%
#*  MACOM Technology Solutions Holdings, Inc.    4,130     68,641       0.0%
#*  MagnaChip Semiconductor Corp.               13,480    126,038       0.0%
#*  Manhattan Associates, Inc.                 116,009  4,995,348       0.2%
    ManTech International Corp. Class A         39,176  2,314,910       0.1%
    Marchex, Inc. Class B                       51,790    143,976       0.0%
#*  Marin Software, Inc.                           857      6,213       0.0%
    MAXIMUS, Inc.                                8,797    594,941       0.0%
#*  MaxLinear, Inc.                             29,847    666,484       0.0%
#*  Maxwell Technologies, Inc.                   2,111     10,829       0.0%
#*  Meet Group, Inc.(The)                      235,092    559,519       0.0%
#   Mesa Laboratories, Inc.                     10,257  1,726,356       0.1%
    Methode Electronics, Inc.                   93,235  3,720,077       0.1%
*   MicroStrategy, Inc. Class A                  7,319    932,880       0.0%
#*  Mitek Systems, Inc.                         16,028    124,217       0.0%
    MKS Instruments, Inc.                       93,116  9,535,078       0.3%
*   MoneyGram International, Inc.               94,768    828,272       0.0%
    Monolithic Power Systems, Inc.              65,929  7,720,286       0.3%
    Monotype Imaging Holdings, Inc.             71,866  1,591,832       0.1%
#   MTS Systems Corp.                           21,555  1,094,994       0.0%
*   Nanometrics, Inc.                           85,698  2,127,024       0.1%
*   Napco Security Technologies, Inc.           44,071    471,560       0.0%
*   NCR Corp.                                   15,213    468,104       0.0%
#*  NeoPhotonics Corp.                           6,785     34,875       0.0%
*   NETGEAR, Inc.                               60,312  3,335,254       0.1%
#*  Netscout Systems, Inc.                     138,900  3,771,135       0.1%
    Network-1 Technologies, Inc.                 8,465     23,567       0.0%
#   NIC, Inc.                                   48,076    713,929       0.0%
#*  Novanta, Inc.                               68,099  4,004,221       0.1%
#   NVE Corp.                                    7,156    605,183       0.0%
*   Optical Cable Corp.                         13,961     39,091       0.0%
#*  OSI Systems, Inc.                           30,939  1,980,715       0.1%
#*  PAR Technology Corp.                        16,581    236,942       0.0%
    Park Electrochemical Corp.                  42,817    729,174       0.0%
#*  Paycom Software, Inc.                       41,768  4,770,323       0.2%
    PC Connection, Inc.                         64,457  1,720,357       0.1%
    PC-Tel, Inc.                                27,619    197,476       0.0%
#*  PCM, Inc.                                   29,837    386,389       0.0%
#*  PDF Solutions, Inc.                         70,091    781,515       0.0%
#   Pegasystems, Inc.                           83,739  5,112,266       0.2%
*   Perceptron, Inc.                            24,900    218,871       0.0%
*   Perficient, Inc.                            90,312  2,233,416       0.1%
#*  PFSweb, Inc.                                 3,243     30,127       0.0%
#*  Photronics, Inc.                           183,395  1,402,972       0.1%
*   Pixelworks, Inc.                            16,710     71,519       0.0%
    Plantronics, Inc.                           46,900  3,055,535       0.1%
#*  Plexus Corp.                                61,467  3,370,850       0.1%
#   Power Integrations, Inc.                    32,553  2,207,093       0.1%
*   PRGX Global, Inc.                           10,132     99,294       0.0%
    Progress Software Corp.                     87,734  3,240,017       0.1%
    QAD, Inc. Class A                           25,004  1,122,680       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Information Technology -- (Continued)
    QAD, Inc. Class B                           4,173 $  143,718       0.0%
*   Quantum Corp.                               2,210      8,663       0.0%
#*  QuinStreet, Inc.                           18,008    202,410       0.0%
#*  Rambus, Inc.                              101,899  1,375,637       0.1%
#*  RealNetworks, Inc.                         97,565    348,307       0.0%
    Reis, Inc.                                 27,464    576,744       0.0%
    Relm Wireless Corp.                        29,676    112,620       0.0%
*   Rhythmone P.L.C.                            9,048     29,276       0.0%
*   Ribbon Communications, Inc.               126,922    738,686       0.0%
    Richardson Electronics, Ltd.               18,977    175,917       0.0%
*   Rogers Corp.                               28,758  3,068,479       0.1%
*   Rosetta Stone, Inc.                        25,289    351,770       0.0%
*   Rudolph Technologies, Inc.                106,651  2,703,603       0.1%
*   Sanmina Corp.                             148,533  4,381,724       0.2%
#   Sapiens International Corp. NV              1,000      9,020       0.0%
*   ScanSource, Inc.                           41,545  1,424,994       0.1%
    Science Applications International Corp.   61,971  5,316,492       0.2%
*   Seachange International, Inc.              94,042    296,232       0.0%
*   Semtech Corp.                              80,651  3,169,584       0.1%
*   ServiceSource International, Inc.          18,931     71,748       0.0%
#*  Shutterstock, Inc.                         14,435    608,291       0.0%
*   Sigma Designs, Inc.                        88,140    555,282       0.0%
*   Silicon Laboratories, Inc.                 58,169  5,403,900       0.2%
*   SolarEdge Technologies, Inc.                  705     37,118       0.0%
*   Stamps.com, Inc.                           23,569  5,367,840       0.2%
#*  StarTek, Inc.                              49,858    440,745       0.0%
*   Steel Connect, Inc.                        25,064     48,875       0.0%
#*  Stratasys, Ltd.                               697     13,361       0.0%
#*  SunPower Corp.                             10,286     87,740       0.0%
#*  Super Micro Computer, Inc.                 68,033  1,204,184       0.0%
*   Sykes Enterprises, Inc.                    84,905  2,441,868       0.1%
#*  Synaptics, Inc.                            27,717  1,206,244       0.0%
#*  Synchronoss Technologies, Inc.              9,232    103,398       0.0%
    SYNNEX Corp.                               51,712  5,179,991       0.2%
*   Syntel, Inc.                               30,148    870,674       0.0%
    Systemax, Inc.                             67,300  2,115,239       0.1%
#*  Tech Data Corp.                            69,481  5,297,926       0.2%
*   TechTarget, Inc.                           32,453    676,645       0.0%
*   Telaria, Inc.                               9,846     41,353       0.0%
*   Telenav, Inc.                              69,641    358,651       0.0%
    Tessco Technologies, Inc.                  15,987    282,171       0.0%
    TiVo Corp.                                 99,652  1,410,076       0.1%
#   TransAct Technologies, Inc.                23,670    288,774       0.0%
    Travelport Worldwide, Ltd.                198,711  3,405,907       0.1%
#*  Travelzoo                                  10,903    124,839       0.0%
    TTEC Holdings, Inc.                        66,645  2,132,640       0.1%
*   TTM Technologies, Inc.                    182,139  2,539,018       0.1%
#*  Ubiquiti Networks, Inc.                    62,337  4,442,135       0.2%
*   Ultra Clean Holdings, Inc.                 70,146  1,228,256       0.0%
#*  Unisys Corp.                               10,922    122,326       0.0%
*   VASCO Data Security International, Inc.    47,762    740,311       0.0%
#*  Veeco Instruments, Inc.                    63,990    988,646       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Information Technology -- (Continued)
#*  VeriFone Systems, Inc.                   39,729 $    914,164       0.0%
*   Verint Systems, Inc.                     52,764    2,221,364       0.1%
    Versum Materials, Inc.                   57,367    2,018,171       0.1%
#*  ViaSat, Inc.                             29,600    1,893,808       0.1%
*   Viavi Solutions, Inc.                   108,328    1,023,700       0.0%
*   Virtusa Corp.                            62,570    3,012,120       0.1%
#   Vishay Intertechnology, Inc.            235,440    4,155,516       0.1%
*   Vishay Precision Group, Inc.             15,182      429,651       0.0%
    Wayside Technology Group, Inc.           13,761      189,214       0.0%
*   Web.com Group, Inc.                      54,026    1,004,884       0.0%
*   Westell Technologies, Inc. Class A        2,700        8,289       0.0%
*   Xcerra Corp.                             78,910      953,233       0.0%
*   XO Group, Inc.                           91,086    1,974,744       0.1%
#   Xperi Corp.                              67,342    1,481,524       0.1%
#*  Xplore Technologies Corp.                 6,803       21,497       0.0%
*   Zedge, Inc. Class B                      17,051       72,126       0.0%
*   Zix Corp.                               187,687      947,819       0.0%
*   Zynga, Inc. Class A                   1,611,163    5,558,512       0.2%
                                                    ------------      ----
Total Information Technology                         419,136,364      13.9%
                                                    ------------      ----
Materials -- (4.9%)
    A Schulman, Inc.                         41,491    1,779,964       0.1%
*   AdvanSix, Inc.                            8,606      308,267       0.0%
*   AgroFresh Solutions, Inc.                11,047       76,445       0.0%
#*  AK Steel Holding Corp.                  322,306    1,479,385       0.1%
#*  Allegheny Technologies, Inc.             95,192    2,529,251       0.1%
    American Vanguard Corp.                  59,366    1,279,337       0.0%
    Ampco-Pittsburgh Corp.                   14,131      139,190       0.0%
    Balchem Corp.                            43,731    3,858,823       0.1%
    Boise Cascade Co.                        63,041    2,622,506       0.1%
    Cabot Corp.                              72,120    4,028,623       0.1%
    Carpenter Technology Corp.               90,362    4,812,680       0.2%
#*  Century Aluminum Co.                    178,770    3,123,112       0.1%
    Chase Corp.                              20,838    2,333,856       0.1%
*   Clearwater Paper Corp.                   26,528      627,387       0.0%
#*  Cleveland-Cliffs, Inc.                  397,434    2,948,960       0.1%
*   Coeur Mining, Inc.                      275,227    2,083,468       0.1%
    Commercial Metals Co.                   198,664    4,173,931       0.1%
#   Compass Minerals International, Inc.     52,075    3,504,648       0.1%
    Core Molding Technologies, Inc.          24,525      380,138       0.0%
    Domtar Corp.                             95,895    4,209,790       0.1%
*   Ferro Corp.                              72,842    1,603,252       0.1%
*   Ferroglobe P.L.C.                         1,925       21,753       0.0%
#*  Flotek Industries, Inc.                  99,465      355,090       0.0%
    Friedman Industries, Inc.                 5,430       33,395       0.0%
    FutureFuel Corp.                         55,152      645,278       0.0%
*   GCP Applied Technologies, Inc.           65,112    1,865,459       0.1%
    Gold Resource Corp.                      20,044      101,623       0.0%
    Greif, Inc. Class A                      32,450    1,898,974       0.1%
    Greif, Inc. Class B                       2,156      135,720       0.0%
    Hawkins, Inc.                            23,834      774,605       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                                ------- ------------ ---------------
Materials -- (Continued)
    Haynes International, Inc.                   38,922 $  1,627,329       0.1%
#   HB Fuller Co.                                77,597    3,838,724       0.1%
#   Hecla Mining Co.                            645,765    2,473,280       0.1%
*   Ingevity Corp.                               56,174    4,315,848       0.1%
    Innophos Holdings, Inc.                      31,492    1,303,139       0.0%
    Innospec, Inc.                               44,918    3,265,539       0.1%
#*  Intrepid Potash, Inc.                       126,284      572,067       0.0%
    Kaiser Aluminum Corp.                        33,977    3,348,094       0.1%
    KapStone Paper and Packaging Corp.          158,071    5,440,804       0.2%
    KMG Chemicals, Inc.                          41,066    2,525,148       0.1%
*   Koppers Holdings, Inc.                       25,707    1,125,967       0.0%
*   Kraton Corp.                                 61,782    2,821,584       0.1%
#   Kronos Worldwide, Inc.                       33,908      781,240       0.0%
    Louisiana-Pacific Corp.                     206,881    5,860,939       0.2%
#*  LSB Industries, Inc.                          3,758       20,782       0.0%
    Materion Corp.                               41,809    2,121,807       0.1%
    Mercer International, Inc.                   92,872    1,244,485       0.0%
    Minerals Technologies, Inc.                  44,730    3,088,607       0.1%
    Myers Industries, Inc.                      107,272    2,499,438       0.1%
    Neenah, Inc.                                 39,603    3,089,034       0.1%
    Northern Technologies International Corp.     7,993      238,591       0.0%
    Olympic Steel, Inc.                          14,385      337,328       0.0%
*   OMNOVA Solutions, Inc.                      147,513    1,607,892       0.1%
    PH Glatfelter Co.                            71,213    1,487,640       0.1%
#*  Platform Specialty Products Corp.           137,692    1,386,558       0.0%
    PolyOne Corp.                               131,230    5,491,975       0.2%
#   Quaker Chemical Corp.                        33,824    4,971,790       0.2%
#   Rayonier Advanced Materials, Inc.           124,686    2,668,280       0.1%
*   Resolute Forest Products, Inc.               26,571      263,053       0.0%
#   Royal Gold, Inc.                              2,975      264,180       0.0%
#*  Ryerson Holding Corp.                       126,854    1,274,883       0.0%
#   Schnitzer Steel Industries, Inc. Class A     73,482    2,164,045       0.1%
    Schweitzer-Mauduit International, Inc.       51,595    2,013,753       0.1%
    Sensient Technologies Corp.                  73,966    4,929,834       0.2%
    Silgan Holdings, Inc.                       111,131    3,119,447       0.1%
    Stepan Co.                                   32,163    2,261,702       0.1%
*   SunCoke Energy, Inc.                         73,648      846,216       0.0%
    Synalloy Corp.                               17,201      296,717       0.0%
#*  TimkenSteel Corp.                           143,651    2,411,900       0.1%
*   Trecora Resources                            28,060      363,377       0.0%
    Tredegar Corp.                               61,394    1,080,534       0.0%
    Trinseo SA                                   74,711    5,450,167       0.2%
    Tronox, Ltd. Class A                        114,586    1,968,587       0.1%
*   UFP Technologies, Inc.                        4,821      160,298       0.0%
    United States Lime & Minerals, Inc.          14,460    1,080,451       0.0%
#   United States Steel Corp.                   315,227   10,664,129       0.4%
*   Universal Stainless & Alloy Products, Inc.   11,490      337,117       0.0%
#*  US Concrete, Inc.                            19,220    1,123,409       0.0%
*   Verso Corp. Class A                          30,187      545,177       0.0%
#   Worthington Industries, Inc.                 98,879    4,403,082       0.1%
                                                        ------------       ---
Total Materials                                          170,310,877       5.6%
                                                        ------------       ---

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                      101,397 $ 2,321,991       0.1%
#*  Altisource Asset Management Corp.                2,193     144,738       0.0%
#*  Altisource Portfolio Solutions SA                1,973      54,021       0.0%
    CKX Lands, Inc.                                    702       7,301       0.0%
#   Consolidated-Tomoka Land Co.                    15,038     925,138       0.0%
#*  Forestar Group, Inc.                             6,305     137,449       0.0%
*   FRP Holdings, Inc.                              18,132   1,042,590       0.0%
#   Griffin Industrial Realty, Inc.                  4,499     166,913       0.0%
    HFF, Inc. Class A                               61,259   2,152,641       0.1%
#   Kennedy-Wilson Holdings, Inc.                   61,460   1,164,667       0.1%
#*  Marcus & Millichap, Inc.                        14,479     494,603       0.0%
*   Maui Land & Pineapple Co., Inc.                  6,754      71,930       0.0%
    PotlatchDeltic Corp.                             6,549     339,566       0.0%
#*  Rafael Holdings, Inc. Class B                   26,125     214,225       0.0%
    RE/MAX Holdings, Inc. Class A                    5,510     298,366       0.0%
#   Realogy Holdings Corp.                         110,490   2,741,257       0.1%
    RMR Group, Inc. (The) Class A                    6,443     479,359       0.0%
#*  St Joe Co. (The)                                16,540     285,315       0.0%
*   Stratus Properties, Inc.                        14,980     468,125       0.0%
#*  Tejon Ranch Co.                                 56,504   1,374,742       0.1%
                                                           -----------       ---
Total Real Estate                                           14,884,937       0.5%
                                                           -----------       ---
Telecommunication Services -- (0.8%)
    ATN International, Inc.                         26,846   1,422,838       0.1%
*   Boingo Wireless, Inc.                          114,455   2,685,114       0.1%
#*  Cincinnati Bell, Inc.                           79,811   1,209,137       0.0%
#   Cogent Communications Holdings, Inc.            90,169   4,251,468       0.1%
#   Consolidated Communications Holdings, Inc.      86,440     976,772       0.0%
*   Fusion Telecommunications International, Inc.    4,906      15,356       0.0%
*   Hawaiian Telcom Holdco, Inc.                     3,903     106,318       0.0%
#   IDT Corp. Class B                               52,251     283,200       0.0%
#*  Intelsat SA                                     34,330     335,404       0.0%
#*  Iridium Communications, Inc.                   112,323   1,336,644       0.1%
#*  ORBCOMM, Inc.                                  172,328   1,554,399       0.1%
#   Shenandoah Telecommunications Co.              103,180   3,895,045       0.1%
    Spok Holdings, Inc.                             50,965     759,378       0.0%
    Telephone & Data Systems, Inc.                 199,364   5,448,618       0.2%
*   United States Cellular Corp.                    15,228     602,572       0.0%
*   Vonage Holdings Corp.                          386,922   4,325,788       0.2%
    Windstream Holdings, Inc.                        3,299       5,113       0.0%
                                                           -----------       ---
Total Telecommunication Services                            29,213,164       1.0%
                                                           -----------       ---
Utilities -- (2.9%)
    ALLETE, Inc.                                    64,992   4,966,039       0.2%
#   American States Water Co.                       64,207   3,577,614       0.1%
    Artesian Resources Corp. Class A                28,697   1,099,095       0.0%
    Atlantica Yield PLC                             23,806     478,263       0.0%
    Avista Corp.                                   106,134   5,504,109       0.2%
#   Black Hills Corp.                               75,388   4,272,992       0.1%
#   California Water Service Group                  84,987   3,293,246       0.1%
    Chesapeake Utilities Corp.                      33,157   2,519,932       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                             SHARES       VALUE+     OF NET ASSETS**
                                                                           ---------- -------------- ---------------
Utilities -- (Continued)
            Connecticut Water Service, Inc.                                    35,278 $    2,398,904        0.1%
            Consolidated Water Co., Ltd.                                       22,624        320,130        0.0%
#           El Paso Electric Co.                                               68,846      3,514,588        0.1%
#           Genie Energy, Ltd. Class B                                         39,773        165,456        0.0%
            Hawaiian Electric Industries, Inc.                                 33,010      1,145,117        0.0%
            IDACORP, Inc.                                                      38,631      3,592,683        0.1%
            MGE Energy, Inc.                                                   49,729      2,886,768        0.1%
            Middlesex Water Co.                                                41,145      1,714,101        0.1%
#           New Jersey Resources Corp.                                        145,601      6,020,601        0.2%
#           Northwest Natural Gas Co.                                          46,618      2,857,683        0.1%
            NorthWestern Corp.                                                 71,197      3,911,563        0.1%
#           NRG Yield, Inc. Class A                                            40,679        716,357        0.0%
#           NRG Yield, Inc. Class C                                            74,240      1,321,472        0.1%
            ONE Gas, Inc.                                                      56,950      3,970,554        0.1%
#           Ormat Technologies, Inc.                                           58,876      3,408,920        0.1%
            Otter Tail Corp.                                                   45,838      2,009,996        0.1%
#           Pattern Energy Group, Inc. Class A                                 24,149        439,029        0.0%
            PNM Resources, Inc.                                               135,652      5,378,602        0.2%
            Portland General Electric Co.                                      64,504      2,740,130        0.1%
            RGC Resources, Inc.                                                21,575        558,793        0.0%
            SJW Corp.                                                          40,978      2,477,120        0.1%
#           South Jersey Industries, Inc.                                      98,964      3,057,988        0.1%
            Southwest Gas Holdings, Inc.                                       61,986      4,524,358        0.2%
#           Spark Energy, Inc. Class A                                         15,668        195,067        0.0%
            Spire, Inc.                                                        73,831      5,326,907        0.2%
            Unitil Corp.                                                       49,861      2,422,746        0.1%
*           Vistra Energy Corp.                                                78,684      1,797,929        0.1%
            WGL Holdings, Inc.                                                 82,214      6,996,411        0.2%
            York Water Co. (The)                                               33,307      1,072,485        0.0%
                                                                                      --------------      -----
Total Utilities                                                                          102,653,748        3.4%
                                                                                      --------------      -----
TOTAL COMMON STOCKS                                                                    3,013,026,562       99.9%
                                                                                      --------------      -----
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
            GCI Liberty, Inc., 5.000%                                          17,883        423,648        0.0%
                                                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value Rights                        64,715          6,471        0.0%
                                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                                            3,013,456,681
                                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
            State Street Institutional U.S. Government Money Market Fund,
              1.630%                                                        3,904,934      3,904,934        0.1%
                                                                                      --------------      -----
SECURITIES LENDING COLLATERAL -- (14.1%)
(S)@        DFA Short Term Investment Fund                                 42,934,991    496,757,848       16.5%
                                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,164,602,814)                                   $3,514,119,463      116.5%
                                                                                      ==============      =====

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  465,118,969           --   --    $  465,118,969
   Consumer Staples                118,048,302           --   --       118,048,302
   Energy                          174,492,022           --   --       174,492,022
   Financials                      655,528,955 $     55,577   --       655,584,532
   Health Care                     272,922,704           --   --       272,922,704
   Industrials                     590,660,943           --   --       590,660,943
   Information Technology          419,121,079       15,285   --       419,136,364
   Materials                       170,310,877           --   --       170,310,877
   Real Estate                      14,884,937           --   --        14,884,937
   Telecommunication Services       29,213,164           --   --        29,213,164
   Utilities                       102,653,748           --   --       102,653,748
Preferred Stocks
   Consumer Discretionary              423,648           --   --           423,648
Rights/Warrants                             --        6,471   --             6,471
Temporary Cash Investments           3,904,934           --   --         3,904,934
Securities Lending Collateral               --  496,757,848   --       496,757,848
                                -------------- ------------   --    --------------
TOTAL                           $3,017,284,282 $496,835,181   --    $3,514,119,463
                                ============== ============   ==    ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                  ------- ------------ ---------------
COMMON STOCKS -- (92.7%)
Consumer Discretionary -- (13.8%)
*   1-800-Flowers.com, Inc. Class A                39,679 $    503,923       0.0%
    A.H. Belo Corp. Class A                        17,110       95,816       0.0%
    Aaron's, Inc.                                 113,417    4,737,428       0.1%
#   Abercrombie & Fitch Co. Class A               117,537    3,011,298       0.0%
#   Acushnet Holdings Corp.                         9,162      221,354       0.0%
#   Adient P.L.C.                                  61,778    3,786,374       0.1%
*   Adtalem Global Education, Inc.                 75,376    3,587,898       0.1%
#   Advance Auto Parts, Inc.                       41,481    4,747,500       0.1%
*   Amazon.com, Inc.                               72,394  113,378,415       1.3%
#   AMC Entertainment Holdings, Inc. Class A       25,069      437,454       0.0%
#*  AMC Networks, Inc. Class A                     47,359    2,462,668       0.0%
    AMCON Distributing Co.                            116       10,652       0.0%
#*  America's Car-Mart, Inc.                       11,173      595,521       0.0%
#*  American Axle & Manufacturing Holdings, Inc.  142,750    2,189,785       0.0%
    American Eagle Outfitters, Inc.               280,080    5,792,054       0.1%
#*  American Outdoor Brands Corp.                  67,901      746,911       0.0%
*   American Public Education, Inc.                17,720      714,116       0.0%
    Aptiv P.L.C.                                   28,650    2,423,217       0.0%
    Aramark                                       156,554    5,853,554       0.1%
    Ark Restaurants Corp.                           2,015       49,166       0.0%
*   Asbury Automotive Group, Inc.                  32,529    2,181,069       0.0%
#*  Ascena Retail Group, Inc.                     192,355      427,028       0.0%
#*  Ascent Capital Group, Inc. Class A              2,949       10,204       0.0%
#*  At Home Group, Inc.                            46,210    1,626,130       0.0%
#   Autoliv, Inc.                                  32,952    4,417,216       0.1%
#*  AutoNation, Inc.                              112,042    5,175,220       0.1%
*   AutoZone, Inc.                                  2,987    1,865,441       0.0%
#*  AV Homes, Inc.                                 11,531      191,991       0.0%
*   Ballantyne Strong, Inc.                         7,721       36,676       0.0%
*   Barnes & Noble Education, Inc.                 47,536      341,784       0.0%
#   Barnes & Noble, Inc.                           84,250      467,588       0.0%
    Bassett Furniture Industries, Inc.              6,115      177,641       0.0%
    BBX Capital Corp.                               9,752       97,325       0.0%
    Beasley Broadcast Group, Inc. Class A           2,443       27,728       0.0%
*   Beazer Homes USA, Inc.                         39,267      576,440       0.0%
#   Bed Bath & Beyond, Inc.                       179,650    3,136,689       0.0%
*   Belmond, Ltd. Class A                         123,034    1,316,464       0.0%
    Best Buy Co., Inc.                            256,123   19,601,093       0.2%
#   Big 5 Sporting Goods Corp.                     20,304      170,554       0.0%
#   Big Lots, Inc.                                 86,532    3,673,283       0.1%
*   Biglari Holdings, Inc.                            596      203,987       0.0%
    BJ's Restaurants, Inc.                         29,898    1,669,803       0.0%
    Bloomin' Brands, Inc.                         125,013    2,957,808       0.0%
#*  Bojangles', Inc.                               30,630      451,793       0.0%
*   Booking Holdings, Inc.                          6,109   13,305,402       0.2%
#*  Boot Barn Holdings, Inc.                       31,107      608,764       0.0%
    BorgWarner, Inc.                               79,076    3,869,979       0.1%
    Bowl America, Inc. Class A                      1,280       19,213       0.0%
#   Boyd Gaming Corp.                              22,632      751,609       0.0%
*   Bridgepoint Education, Inc.                    40,068      233,997       0.0%
*   Bright Horizons Family Solutions, Inc.         33,989    3,224,876       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE+    OF NET ASSETS**
                                                  --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Brinker International, Inc.                      30,830 $ 1,343,880       0.0%
    Brunswick Corp.                                  94,399   5,652,612       0.1%
#   Buckle, Inc. (The)                               14,000     322,700       0.0%
#*  Build-A-Bear Workshop, Inc.                      18,084     164,564       0.0%
*   Burlington Stores, Inc.                          26,879   3,651,512       0.1%
#   Cable One, Inc.                                   4,983   3,164,803       0.0%
#*  Caesars Entertainment Corp.                      47,472     538,807       0.0%
*   CafePress, Inc.                                   1,005       1,467       0.0%
    Caleres, Inc.                                    52,931   1,732,432       0.0%
    Callaway Golf Co.                               111,594   1,926,112       0.0%
*   Cambium Learning Group, Inc.                     39,240     397,894       0.0%
    Canterbury Park Holding Corp.                       200       2,980       0.0%
    Capella Education Co.                            17,816   1,634,618       0.0%
*   Career Education Corp.                           95,931   1,244,225       0.0%
#*  CarMax, Inc.                                    129,242   8,077,625       0.1%
    Carnival Corp.                                   88,723   5,594,872       0.1%
#   Carriage Services, Inc.                          20,519     534,110       0.0%
*   Carrols Restaurant Group, Inc.                   55,542     572,083       0.0%
#   Carter's, Inc.                                   37,541   3,766,113       0.1%
    Cato Corp. (The) Class A                         24,857     402,932       0.0%
#*  Cavco Industries, Inc.                            7,251   1,235,208       0.0%
    CBS Corp. Class B                               131,022   6,446,282       0.1%
    CBS Corp. Class A                                 3,886     192,318       0.0%
*   Century Casinos, Inc.                             3,288      25,252       0.0%
*   Century Communities, Inc.                        33,649   1,034,707       0.0%
*   Charter Communications, Inc. Class A             80,042  21,714,594       0.3%
#   Cheesecake Factory, Inc. (The)                   67,561   3,509,794       0.1%
    Chico's FAS, Inc.                               190,444   1,891,109       0.0%
#   Children's Place, Inc. (The)                     34,150   4,355,832       0.1%
#*  Chipotle Mexican Grill, Inc.                      7,581   3,209,265       0.0%
#   Choice Hotels International, Inc.                25,252   2,021,423       0.0%
#*  Christopher & Banks Corp.                         2,351       2,492       0.0%
    Churchill Downs, Inc.                             3,697   1,015,196       0.0%
#*  Chuy's Holdings, Inc.                            19,205     549,263       0.0%
#   Cinemark Holdings, Inc.                         147,265   5,768,370       0.1%
    Citi Trends, Inc.                                15,913     487,415       0.0%
*   Clarus Corp.                                     25,294     180,852       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A     27,964     134,227       0.0%
#   Collectors Universe, Inc.                         5,144      80,606       0.0%
    Columbia Sportswear Co.                          53,468   4,438,379       0.1%
    Comcast Corp. Class A                         2,173,428  68,223,905       0.8%
#*  Conn's, Inc.                                     11,469     292,460       0.0%
#   Cooper Tire & Rubber Co.                         75,654   1,849,740       0.0%
*   Cooper-Standard Holdings, Inc.                   25,840   3,198,992       0.0%
    Core-Mark Holding Co., Inc.                      44,534     917,846       0.0%
#   Cracker Barrel Old Country Store, Inc.           22,541   3,710,023       0.1%
#*  Crocs, Inc.                                      61,394     970,025       0.0%
    CSS Industries, Inc.                                200       3,412       0.0%
    Culp, Inc.                                       17,140     506,487       0.0%
#*  Daily Journal Corp.                                 200      45,310       0.0%
    Dana, Inc.                                      225,562   5,352,586       0.1%
    Darden Restaurants, Inc.                         70,951   6,588,510       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Dave & Buster's Entertainment, Inc.          58,752 $ 2,496,372       0.0%
#*  Deckers Outdoor Corp.                        32,868   3,065,270       0.0%
*   Del Frisco's Restaurant Group, Inc.          26,246     417,311       0.0%
*   Del Taco Restaurants, Inc.                   42,325     472,347       0.0%
    Delphi Technologies P.L.C.                   57,438   2,780,574       0.0%
*   Delta Apparel, Inc.                           6,871     124,296       0.0%
*   Denny's Corp.                                65,165   1,141,039       0.0%
#*  Destination XL Group, Inc.                   51,876      88,189       0.0%
#   Dick's Sporting Goods, Inc.                  93,701   3,100,566       0.0%
#   Dillard's, Inc. Class A                      39,857   2,971,339       0.0%
#   Dine Brands Global, Inc.                     24,791   1,966,918       0.0%
#*  Discovery, Inc. Class A                      93,472   2,210,613       0.0%
*   Discovery, Inc. Class B                       1,077      38,018       0.0%
*   Discovery, Inc. Class C                     128,860   2,863,269       0.0%
*   DISH Network Corp. Class A                   27,800     932,690       0.0%
*   Dixie Group, Inc. (The)                       7,544      22,632       0.0%
    Dollar General Corp.                        158,881  15,336,783       0.2%
*   Dollar Tree, Inc.                           130,642  12,527,261       0.2%
    Domino's Pizza, Inc.                         19,800   4,786,254       0.1%
#*  Dorman Products, Inc.                        40,540   2,605,100       0.0%
    DR Horton, Inc.                             193,224   8,528,907       0.1%
#*  Drive Shack, Inc.                            40,469     219,747       0.0%
#   DSW, Inc. Class A                            95,031   2,119,191       0.0%
#*  Duluth Holdings, Inc. Class B                 5,670      98,375       0.0%
#   Dunkin' Brands Group, Inc.                   42,812   2,609,820       0.0%
*   Educational Development Corp.                 1,000      24,300       0.0%
#*  El Pollo Loco Holdings, Inc.                 18,622     186,220       0.0%
#*  Eldorado Resorts, Inc.                       24,198     980,019       0.0%
#   Emerald Expositions Events, Inc.              5,000      96,350       0.0%
*   Emerson Radio Corp.                          11,467      16,742       0.0%
*   Emmis Communications Corp. Class A            2,473      11,277       0.0%
#   Entercom Communications Corp. Class A        90,724     920,849       0.0%
    Entravision Communications Corp. Class A     82,840     385,206       0.0%
    Escalade, Inc.                               10,588     140,291       0.0%
#   Ethan Allen Interiors, Inc.                  35,248     777,218       0.0%
*   EVINE Live, Inc.                             18,299      21,227       0.0%
#   EW Scripps Co. (The) Class A                 64,132     713,789       0.0%
#   Expedia Group, Inc.                          41,034   4,724,655       0.1%
#*  Express, Inc.                                88,112     690,798       0.0%
    Extended Stay America, Inc.                 239,986   4,698,926       0.1%
#*  Famous Dave's of America, Inc.                5,581      45,764       0.0%
#*  Fiesta Restaurant Group, Inc.                25,982     545,622       0.0%
    Finish Line, Inc. (The) Class A              43,663     592,507       0.0%
#*  Five Below, Inc.                             35,201   2,485,543       0.0%
    Flexsteel Industries, Inc.                    6,129     224,689       0.0%
#*  Fluent, Inc.                                  5,600      15,400       0.0%
#   Foot Locker, Inc.                            96,404   4,153,084       0.1%
    Ford Motor Co.                            1,604,855  18,038,570       0.2%
#*  Fossil Group, Inc.                           12,354     184,692       0.0%
#*  Fox Factory Holding Corp.                    45,567   1,515,103       0.0%
#*  Francesca's Holdings Corp.                   42,867     212,192       0.0%
*   Full House Resorts, Inc.                      6,121      19,771       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   G-III Apparel Group, Ltd.                   62,427 $ 2,277,961       0.0%
#*  Gaia, Inc.                                   1,100      16,665       0.0%
#   GameStop Corp. Class A                     129,941   1,773,695       0.0%
    Gaming Partners International Corp.          3,430      30,527       0.0%
    Gannett Co., Inc.                          137,242   1,327,130       0.0%
#   Gap, Inc. (The)                            254,525   7,442,311       0.1%
#   Garmin, Ltd.                                60,621   3,556,634       0.1%
#*  GCI Liberty, Inc. Class A                   89,851   4,007,355       0.1%
    General Motors Co.                         614,834  22,589,001       0.3%
#*  Genesco, Inc.                               23,930   1,023,008       0.0%
    Gentex Corp.                               298,217   6,781,455       0.1%
*   Gentherm, Inc.                              46,558   1,573,660       0.0%
    Genuine Parts Co.                           83,779   7,399,361       0.1%
#*  Global Eagle Entertainment, Inc.             6,773       7,924       0.0%
    Goodyear Tire & Rubber Co. (The)           221,456   5,560,760       0.1%
    Graham Holdings Co. Class B                  4,575   2,758,954       0.0%
#*  Grand Canyon Education, Inc.                60,151   6,255,102       0.1%
*   Gray Television, Inc.                      102,929   1,163,098       0.0%
*   Gray Television, Inc. Class A                2,300      23,000       0.0%
*   Green Brick Partners, Inc.                   4,722      47,692       0.0%
#   Group 1 Automotive, Inc.                    24,948   1,630,352       0.0%
#*  Groupon, Inc.                              445,084   2,065,190       0.0%
    Guess?, Inc.                                96,759   2,253,517       0.0%
#   H&R Block, Inc.                             95,677   2,645,469       0.0%
#*  Habit Restaurants, Inc. (The) Class A        5,712      57,691       0.0%
    Hamilton Beach Brands Holding Co. Class A   14,688     326,808       0.0%
#   Hanesbrands, Inc.                          164,069   3,030,354       0.0%
#   Harley-Davidson, Inc.                      138,183   5,683,467       0.1%
*   Harte-Hanks, Inc.                            1,443      12,713       0.0%
    Hasbro, Inc.                                22,167   1,952,691       0.0%
    Haverty Furniture Cos., Inc.                21,314     386,849       0.0%
    Haverty Furniture Cos., Inc. Class A           717      13,031       0.0%
*   Helen of Troy, Ltd.                         26,548   2,366,754       0.0%
#*  Hemisphere Media Group, Inc.                 7,638      83,254       0.0%
#*  Hibbett Sports, Inc.                        21,288     579,034       0.0%
*   Hilton Grand Vacations, Inc.                55,630   2,392,090       0.0%
    Hilton Worldwide Holdings, Inc.             25,821   2,035,728       0.0%
    Home Depot, Inc. (The)                     192,413  35,557,922       0.4%
    Hooker Furniture Corp.                      13,297     501,962       0.0%
#*  Horizon Global Corp.                        26,445     197,544       0.0%
*   Houghton Mifflin Harcourt Co.               91,253     620,520       0.0%
#*  Hovnanian Enterprises, Inc. Class A         45,107      90,665       0.0%
    Hyatt Hotels Corp. Class A                  26,905   2,068,187       0.0%
#*  Iconix Brand Group, Inc.                    57,373      46,512       0.0%
    ILG, Inc.                                  107,080   3,654,640       0.1%
#*  IMAX Corp.                                  63,916   1,482,851       0.0%
#*  Installed Building Products, Inc.           26,585   1,533,955       0.0%
    International Game Technology P.L.C.        48,760   1,378,445       0.0%
    International Speedway Corp. Class A        25,651   1,054,256       0.0%
#   Interpublic Group of Cos., Inc. (The)      231,564   5,462,595       0.1%
#*  iRobot Corp.                                20,886   1,218,907       0.0%
*   J Alexander's Holdings, Inc.                10,076     120,408       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE+    OF NET ASSETS**
                                                     ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Jack in the Box, Inc.                             30,910 $ 2,772,627       0.0%
#*  Jamba, Inc.                                        8,857      83,433       0.0%
#*  JC Penney Co., Inc.                               49,663     144,519       0.0%
    John Wiley & Sons, Inc. Class A                   52,065   3,433,687       0.1%
    John Wiley & Sons, Inc. Class B                    2,517     169,898       0.0%
    Johnson Outdoors, Inc. Class A                     8,917     577,465       0.0%
*   K12, Inc.                                         47,453     726,031       0.0%
    KB Home                                           49,212   1,306,579       0.0%
*   Kirkland's, Inc.                                  20,234     214,278       0.0%
    Kohl's Corp.                                     153,238   9,519,145       0.1%
#*  Kona Grill, Inc.                                   6,378      10,843       0.0%
    L Brands, Inc.                                    46,785   1,633,264       0.0%
*   La Quinta Holdings, Inc.                         145,626   2,845,532       0.0%
    La-Z-Boy, Inc.                                    62,286   1,793,837       0.0%
*   Lakeland Industries, Inc.                          3,363      43,551       0.0%
#*  Lands' End, Inc.                                   5,571     107,799       0.0%
    Las Vegas Sands Corp.                             44,267   3,246,099       0.0%
#   LCI Industries                                    41,088   3,915,686       0.1%
    Lear Corp.                                        56,080  10,485,278       0.1%
#   Leggett & Platt, Inc.                             73,019   2,960,920       0.0%
    Lennar Corp. Class A                             185,087   9,789,251       0.1%
    Lennar Corp. Class B                              18,850     804,707       0.0%
#   Libbey, Inc.                                       7,930      45,360       0.0%
#*  Liberty Broadband Corp. Class A                   16,815   1,185,121       0.0%
*   Liberty Broadband Corp. Class B                      145      10,328       0.0%
#*  Liberty Broadband Corp. Class C                   40,851   2,895,927       0.0%
*   Liberty Expedia Holdings, Inc. Class A            37,653   1,536,242       0.0%
#*  Liberty Media Corp.-Liberty Braves Class A         4,772     104,841       0.0%
*   Liberty Media Corp.-Liberty Braves Class B            58       1,366       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C         9,661     212,928       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A   11,931     335,380       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class B      145       4,061       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C   24,153     712,997       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A      47,725   1,993,473       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class B         581      25,108       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C      96,612   4,024,856       0.1%
#   Liberty Tax, Inc.                                  4,529      46,649       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A        84,078     773,518       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B           110       1,106       0.0%
    Lifetime Brands, Inc.                             15,560     185,164       0.0%
#*  Lindblad Expeditions Holdings, Inc.                4,692      51,377       0.0%
#   Lions Gate Entertainment Corp. Class A            60,468   1,505,049       0.0%
    Lions Gate Entertainment Corp. Class B            85,453   1,967,128       0.0%
#   Lithia Motors, Inc. Class A                       33,589   3,219,842       0.0%
#*  Live Nation Entertainment, Inc.                  221,538   8,744,105       0.1%
*   LKQ Corp.                                        165,502   5,133,872       0.1%
    Lowe's Cos., Inc.                                216,161  17,818,151       0.2%
*   Luby's, Inc.                                      24,827      64,054       0.0%
#*  Lululemon Athletica, Inc.                         29,191   2,913,262       0.0%
#*  Lumber Liquidators Holdings, Inc.                  9,988     240,411       0.0%
*   M/I Homes, Inc.                                   25,779     785,744       0.0%
    Macy's, Inc.                                     263,458   8,185,640       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Madison Square Garden Co. (The) Class A   17,878 $ 4,344,712       0.1%
*   Malibu Boats, Inc. Class A                29,863   1,006,383       0.0%
    Marcus Corp. (The)                        12,065     359,537       0.0%
    Marine Products Corp.                     10,739     162,911       0.0%
#*  MarineMax, Inc.                           29,133     629,273       0.0%
    Marriott International, Inc. Class A      59,573   8,142,438       0.1%
#   Marriott Vacations Worldwide Corp.        29,938   3,670,698       0.1%
#   Mattel, Inc.                             131,296   1,943,181       0.0%
#*  MCBC Holdings, Inc.                       25,660     615,840       0.0%
#*  McClatchy Co. (The) Class A                5,251      49,569       0.0%
    McDonald's Corp.                         102,238  17,118,731       0.2%
    MDC Holdings, Inc.                        66,129   1,918,402       0.0%
#   Meredith Corp.                            56,690   2,936,542       0.0%
*   Meritage Homes Corp.                      41,802   1,860,189       0.0%
    MGM Resorts International                191,385   6,013,317       0.1%
*   Michael Kors Holdings, Ltd.              131,641   9,006,877       0.1%
*   Michaels Cos., Inc. (The)                 83,263   1,550,357       0.0%
*   Modine Manufacturing Co.                  61,497   1,057,748       0.0%
*   Mohawk Industries, Inc.                   36,066   7,569,532       0.1%
*   Monarch Casino & Resort, Inc.              1,439      61,388       0.0%
#   Monro, Inc.                               42,036   2,351,914       0.0%
#*  Motorcar Parts of America, Inc.           21,461     408,617       0.0%
    Movado Group, Inc.                        11,955     471,625       0.0%
#*  MSG Networks, Inc. Class A                60,925   1,248,963       0.0%
#*  Murphy USA, Inc.                          55,555   3,476,076       0.1%
    Nathan's Famous, Inc.                      4,377     358,695       0.0%
#   National CineMedia, Inc.                  64,745     370,341       0.0%
#*  Nautilus, Inc.                            40,483     589,028       0.0%
*   Netflix, Inc.                             22,400   6,999,104       0.1%
*   New Home Co., Inc. (The)                   3,858      38,503       0.0%
    New Media Investment Group, Inc.          31,758     526,548       0.0%
#*  New York & Co., Inc.                      54,882     215,686       0.0%
#   New York Times Co. (The) Class A         150,641   3,532,531       0.1%
#   Newell Brands, Inc.                      126,626   3,498,676       0.1%
    News Corp. Class A                       195,112   3,117,890       0.0%
    News Corp. Class B                        97,562   1,585,383       0.0%
#   Nexstar Media Group, Inc. Class A         66,043   4,111,177       0.1%
    NIKE, Inc. Class B                       143,458   9,811,093       0.1%
    Nobility Homes, Inc.                       1,152      25,920       0.0%
#   Nordstrom, Inc.                           77,482   3,917,490       0.1%
*   Norwegian Cruise Line Holdings, Ltd.      88,068   4,708,996       0.1%
#   Nutrisystem, Inc.                         25,352     735,208       0.0%
*   NVR, Inc.                                  2,277   7,058,700       0.1%
#*  O'Reilly Automotive, Inc.                 30,530   7,817,817       0.1%
    Office Depot, Inc.                       599,148   1,372,049       0.0%
#*  Ollie's Bargain Outlet Holdings, Inc.     35,927   2,234,659       0.0%
#   Omnicom Group, Inc.                       44,767   3,297,537       0.0%
*   Overstock.com, Inc.                       32,695   1,245,680       0.0%
    Oxford Industries, Inc.                   20,786   1,601,353       0.0%
#   Papa John's International, Inc.           28,426   1,762,412       0.0%
#*  Papa Murphy's Holdings, Inc.               6,677      33,919       0.0%
#*  Party City Holdco, Inc.                   15,966     251,465       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE+    OF NET ASSETS**
                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Penn National Gaming, Inc.                    37,631 $ 1,140,596       0.0%
#   Penske Automotive Group, Inc.                100,789   4,545,584       0.1%
*   Perry Ellis International, Inc.                9,214     239,103       0.0%
#   PetMed Express, Inc.                          22,786     762,420       0.0%
    PICO Holdings, Inc.                           11,695     140,925       0.0%
    Pier 1 Imports, Inc.                          96,630     215,485       0.0%
*   Pinnacle Entertainment, Inc.                  28,547     916,930       0.0%
#*  Planet Fitness, Inc. Class A                  61,837   2,491,413       0.0%
*   Playa Hotels & Resorts NV                      6,580      67,774       0.0%
#   Polaris Industries, Inc.                      48,416   5,074,965       0.1%
    Pool Corp.                                    25,959   3,603,369       0.1%
#*  Potbelly Corp.                                22,742     271,767       0.0%
#   PulteGroup, Inc.                             210,129   6,379,516       0.1%
    PVH Corp.                                     42,047   6,713,644       0.1%
*   Qurate Retail Group, Inc. QVC Group Class A  288,244   6,747,792       0.1%
*   Qurate Retail Group, Inc. QVC Group Class B      600      14,316       0.0%
    Ralph Lauren Corp.                            20,878   2,293,448       0.0%
    RCI Hospitality Holdings, Inc.                12,873     350,017       0.0%
#*  Reading International, Inc. Class A           17,935     274,944       0.0%
*   Red Lion Hotels Corp.                         20,113     198,113       0.0%
#*  Red Robin Gourmet Burgers, Inc.               16,572   1,033,264       0.0%
    Red Rock Resorts, Inc. Class A                57,785   1,744,529       0.0%
*   Regis Corp.                                   73,148   1,142,572       0.0%
#   Rent-A-Center, Inc.                           38,161     385,808       0.0%
    Rocky Brands, Inc.                             6,987     166,640       0.0%
    Ross Stores, Inc.                             68,236   5,516,881       0.1%
    Royal Caribbean Cruises, Ltd.                 94,154  10,186,521       0.1%
    Ruth's Hospitality Group, Inc.                74,826   2,009,078       0.0%
    Saga Communications, Inc. Class A              1,505      55,836       0.0%
    Salem Media Group, Inc.                       10,305      32,461       0.0%
#*  Sally Beauty Holdings, Inc.                   94,629   1,636,135       0.0%
    Scholastic Corp.                              28,381   1,174,973       0.0%
#*  Scientific Games Corp. Class A                41,282   2,200,331       0.0%
#*  SeaWorld Entertainment, Inc.                  77,635   1,171,512       0.0%
    Service Corp. International                  146,578   5,351,563       0.1%
*   ServiceMaster Global Holdings, Inc.          100,425   5,081,505       0.1%
#*  Shake Shack, Inc. Class A                      1,393      66,321       0.0%
*   Shiloh Industries, Inc.                       19,397     161,189       0.0%
#   Shoe Carnival, Inc.                           17,356     422,966       0.0%
#*  Shutterfly, Inc.                              40,520   3,278,878       0.0%
#   Signet Jewelers, Ltd.                         83,857   3,260,360       0.0%
#   Sinclair Broadcast Group, Inc. Class A       105,206   2,982,590       0.0%
#   Sirius XM Holdings, Inc.                     151,402     958,375       0.0%
#   Six Flags Entertainment Corp.                 41,784   2,642,420       0.0%
*   Skechers U.S.A., Inc. Class A                134,063   3,820,795       0.1%
#*  Skyline Corp.                                  1,175      29,822       0.0%
#*  Sleep Number Corp.                            54,004   1,530,473       0.0%
#   Sonic Automotive, Inc. Class A                38,777     767,785       0.0%
#   Sonic Corp.                                   33,893     878,168       0.0%
#*  Sotheby's                                     48,403   2,555,678       0.0%
    Speedway Motorsports, Inc.                    41,156     726,403       0.0%
#*  Sportsman's Warehouse Holdings, Inc.          70,016     349,380       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Standard Motor Products, Inc.              28,748 $ 1,303,722       0.0%
    Starbucks Corp.                           161,117   9,275,506       0.1%
#   Steven Madden, Ltd.                        75,591   3,647,266       0.1%
*   Stoneridge, Inc.                           49,402   1,300,755       0.0%
    Strattec Security Corp.                     3,827     125,143       0.0%
#   Strayer Education, Inc.                    16,501   1,733,760       0.0%
#   Sturm Ruger & Co., Inc.                    17,735     979,859       0.0%
#   Superior Industries International, Inc.    22,424     294,876       0.0%
    Superior Uniform Group, Inc.               13,632     365,610       0.0%
*   Sypris Solutions, Inc.                      8,523      12,017       0.0%
    Tailored Brands, Inc.                      35,252   1,112,201       0.0%
*   Tandy Leather Factory, Inc.                 9,590      70,966       0.0%
    Tapestry, Inc.                            136,431   7,335,895       0.1%
    Target Corp.                              210,806  15,304,516       0.2%
*   Taylor Morrison Home Corp. Class A        140,037   3,327,279       0.1%
    TEGNA, Inc.                               271,455   2,869,279       0.0%
#*  Tempur Sealy International, Inc.           30,419   1,361,250       0.0%
    Tenneco, Inc.                              50,757   2,268,330       0.0%
#*  Tesla, Inc.                                 7,091   2,084,045       0.0%
    Texas Roadhouse, Inc.                      63,815   4,089,265       0.1%
    Thor Industries, Inc.                      74,988   7,959,226       0.1%
    Tiffany & Co.                              61,664   6,340,909       0.1%
    Tile Shop Holdings, Inc.                   42,222     289,221       0.0%
    Tilly's, Inc. Class A                       7,196      80,667       0.0%
    Time Warner, Inc.                         259,315  24,583,062       0.3%
    TJX Cos., Inc. (The)                       56,625   4,804,631       0.1%
#   Toll Brothers, Inc.                       148,262   6,250,726       0.1%
*   TopBuild Corp.                             29,664   2,364,221       0.0%
    Tower International, Inc.                  30,396     896,682       0.0%
*   Town Sports International Holdings, Inc.   12,890     119,877       0.0%
    Townsquare Media, Inc. Class A              5,446      41,499       0.0%
    Tractor Supply Co.                         57,126   3,884,568       0.1%
*   Trans World Entertainment Corp.               900       1,125       0.0%
*   TravelCenters of America LLC               19,776      72,182       0.0%
#*  TRI Pointe Group, Inc.                    148,256   2,536,660       0.0%
    Tribune Media Co. Class A                   9,112     344,342       0.0%
#*  TripAdvisor, Inc.                          61,043   2,284,229       0.0%
*   tronc, Inc.                                23,813     437,207       0.0%
#*  Tuesday Morning Corp.                      29,673     105,339       0.0%
    Tupperware Brands Corp.                    28,981   1,291,393       0.0%
    Twenty-First Century Fox, Inc. Class A    210,181   7,684,217       0.1%
    Twenty-First Century Fox, Inc. Class B     80,250   2,894,617       0.0%
#*  Ulta Salon Cosmetics & Fragrance, Inc.     19,777   4,962,247       0.1%
#*  Under Armour, Inc. Class A                 81,537   1,448,097       0.0%
#*  Under Armour, Inc. Class C                104,748   1,607,882       0.0%
*   Unifi, Inc.                                16,874     499,639       0.0%
#   Unique Fabricating, Inc.                    1,260      11,718       0.0%
#*  Universal Electronics, Inc.                14,031     649,635       0.0%
*   Universal Technical Institute, Inc.         9,826      30,755       0.0%
#*  Urban One, Inc.                               841       1,556       0.0%
*   Urban Outfitters, Inc.                    152,293   6,132,839       0.1%
*   US Auto Parts Network, Inc.                17,215      30,987       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                 SHARES      VALUE+     OF NET ASSETS**
                                                 ------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Vail Resorts, Inc.                            29,350 $    6,730,248       0.1%
#*  Vera Bradley, Inc.                            50,138        570,570       0.0%
    VF Corp.                                      53,460      4,323,310       0.1%
    Viacom, Inc. Class A                           8,633        306,903       0.0%
    Viacom, Inc. Class B                         248,278      7,488,064       0.1%
*   Vista Outdoor, Inc.                           69,737      1,168,095       0.0%
*   Visteon Corp.                                 43,035      5,355,275       0.1%
#*  Vitamin Shoppe, Inc.                           7,800         38,610       0.0%
#*  VOXX International Corp.                      14,866         74,330       0.0%
    Walt Disney Co. (The)                        365,590     36,679,645       0.4%
#*  Wayfair, Inc. Class A                         15,225        948,518       0.0%
*   Weight Watchers International, Inc.           28,271      1,980,384       0.0%
    Wendy's Co. (The)                            298,595      4,998,480       0.1%
    Weyco Group, Inc.                              6,193        227,283       0.0%
    Whirlpool Corp.                               45,565      7,060,297       0.1%
#*  William Lyon Homes Class A                    40,548      1,089,119       0.0%
#   Williams-Sonoma, Inc.                        131,683      6,294,447       0.1%
#   Wingstop, Inc.                                20,623      1,007,640       0.0%
    Winmark Corp.                                  2,732        355,980       0.0%
#   Winnebago Industries, Inc.                    39,121      1,482,686       0.0%
#   Wolverine World Wide, Inc.                    91,834      2,751,347       0.0%
#   World Wrestling Entertainment, Inc. Class A   32,279      1,284,381       0.0%
    Wyndham Worldwide Corp.                       48,100      5,493,501       0.1%
    Wynn Resorts, Ltd.                            15,906      2,961,538       0.0%
    Yum! Brands, Inc.                             33,855      2,948,770       0.0%
*   ZAGG, Inc.                                    31,708        355,130       0.0%
#*  Zumiez, Inc.                                  30,352        710,237       0.0%
                                                         --------------      ----
Total Consumer Discretionary                              1,322,953,244      14.9%
                                                         --------------      ----
Consumer Staples -- (5.1%)
    Alico, Inc.                                    7,038        227,327       0.0%
*   Alliance One International, Inc.               8,313        173,742       0.0%
    Altria Group, Inc.                           363,926     20,419,888       0.2%
    Andersons, Inc. (The)                         34,092      1,113,104       0.0%
    Archer-Daniels-Midland Co.                   136,194      6,180,484       0.1%
#*  Avon Products, Inc.                          302,581        765,530       0.0%
#   B&G Foods, Inc.                               90,474      2,058,283       0.0%
#*  Boston Beer Co., Inc. (The) Class A           12,135      2,720,060       0.0%
*   Bridgford Foods Corp.                          2,509         38,011       0.0%
    Brown-Forman Corp. Class A                    11,686        623,682       0.0%
    Brown-Forman Corp. Class B                    47,462      2,659,770       0.0%
    Bunge, Ltd.                                   91,677      6,621,830       0.1%
*   Cal-Maine Foods, Inc.                         41,968      2,043,842       0.0%
#   Calavo Growers, Inc.                          17,713      1,659,708       0.0%
#   Campbell Soup Co.                             50,190      2,046,748       0.0%
#   Casey's General Stores, Inc.                  48,268      4,662,689       0.1%
*   CCA Industries, Inc.                           3,031          9,093       0.0%
#*  Central Garden & Pet Co.                      15,617        585,481       0.0%
*   Central Garden & Pet Co. Class A              46,573      1,653,341       0.0%
#*  Chefs' Warehouse, Inc. (The)                  25,982        630,064       0.0%
    Church & Dwight Co., Inc.                     73,376      3,389,971       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE+    OF NET ASSETS**
                                           ------- ----------- ---------------
Consumer Staples -- (Continued)
#   Clorox Co. (The)                        33,322 $ 3,905,338       0.1%
#   Coca-Cola Bottling Co. Consolidated     11,064   1,863,067       0.0%
    Coca-Cola Co. (The)                    673,843  29,116,756       0.3%
    Colgate-Palmolive Co.                   76,902   5,016,317       0.1%
    Conagra Brands, Inc.                   128,847   4,776,358       0.1%
    Constellation Brands, Inc. Class A      78,551  18,312,595       0.2%
    Constellation Brands, Inc. Class B       1,902     442,215       0.0%
    Costco Wholesale Corp.                  64,767  12,769,462       0.2%
#   Coty, Inc. Class A                     336,191   5,832,914       0.1%
#*  Craft Brew Alliance, Inc.               20,621     397,985       0.0%
*   Crimson Wine Group, Ltd.                 9,858      90,004       0.0%
*   Darling Ingredients, Inc.              160,581   2,752,358       0.0%
#   Dean Foods Co.                         126,042   1,085,222       0.0%
    Dr Pepper Snapple Group, Inc.           62,606   7,510,216       0.1%
#*  Edgewell Personal Care Co.              46,412   2,044,449       0.0%
#   Energizer Holdings, Inc.                38,541   2,210,712       0.0%
    Estee Lauder Cos., Inc. (The) Class A   17,200   2,547,148       0.0%
#*  Farmer Brothers Co.                     19,168     543,413       0.0%
#   Flowers Foods, Inc.                    249,392   5,638,753       0.1%
    Fresh Del Monte Produce, Inc.           51,675   2,539,826       0.0%
    General Mills, Inc.                     62,174   2,719,491       0.0%
#*  Hain Celestial Group, Inc. (The)        76,799   2,237,155       0.0%
#*  Herbalife Nutrition, Ltd.               54,693   5,782,691       0.1%
    Hershey Co. (The)                        6,900     634,386       0.0%
#   Hormel Foods Corp.                     159,566   5,784,267       0.1%
#*  Hostess Brands, Inc.                   105,404   1,480,926       0.0%
#*  HRG Group, Inc.                        187,839   2,111,310       0.0%
    Ingles Markets, Inc. Class A            16,579     567,831       0.0%
    Ingredion, Inc.                         60,426   7,316,984       0.1%
    Inter Parfums, Inc.                     31,500   1,612,800       0.0%
    J&J Snack Foods Corp.                   19,581   2,690,625       0.0%
#   JM Smucker Co. (The)                    56,032   6,392,131       0.1%
    John B. Sanfilippo & Son, Inc.          10,470     595,638       0.0%
#   Kellogg Co.                             21,066   1,240,787       0.0%
    Kimberly-Clark Corp.                    36,348   3,763,472       0.1%
    Kraft Heinz Co. (The)                  116,586   6,573,119       0.1%
#   Kroger Co. (The)                       211,985   5,339,902       0.1%
    Lamb Weston Holdings, Inc.              40,621   2,653,364       0.0%
#   Lancaster Colony Corp.                  19,955   2,506,148       0.0%
*   Landec Corp.                            28,857     383,798       0.0%
#*  Lifeway Foods, Inc.                      2,867      15,224       0.0%
    Limoneira Co.                            4,544     105,784       0.0%
    Mannatech, Inc.                            600      11,970       0.0%
    McCormick & Co., Inc.                    1,509     158,271       0.0%
#   McCormick & Co., Inc. Non-Voting        20,306   2,140,455       0.0%
    Medifast, Inc.                          25,005   2,510,002       0.0%
#   MGP Ingredients, Inc.                   23,869   2,286,412       0.0%
    Molson Coors Brewing Co. Class A           266      18,099       0.0%
    Molson Coors Brewing Co. Class B        92,518   6,590,982       0.1%
    Mondelez International, Inc. Class A   336,287  13,283,336       0.2%
*   Monster Beverage Corp.                  81,819   4,500,045       0.1%
#   National Beverage Corp.                 23,726   2,096,429       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
Consumer Staples -- (Continued)
*   Natural Alternatives International, Inc.    5,470 $     54,974       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.   21,524      153,897       0.0%
#   Natural Health Trends Corp.                 6,437      119,471       0.0%
    Nature's Sunshine Products, Inc.            9,386       86,821       0.0%
    Nu Skin Enterprises, Inc. Class A          65,401    4,653,281       0.1%
    Oil-Dri Corp. of America                    5,619      217,792       0.0%
#*  Orchids Paper Products Co.                  8,669       52,968       0.0%
    PepsiCo, Inc.                             203,738   20,565,314       0.2%
*   Performance Food Group Co.                109,374    3,549,186       0.1%
    Philip Morris International, Inc.         124,624   10,219,168       0.1%
#*  Pilgrim's Pride Corp.                      89,398    1,930,997       0.0%
    Pinnacle Foods, Inc.                       97,326    5,878,490       0.1%
#*  Post Holdings, Inc.                        95,819    7,624,318       0.1%
#   PriceSmart, Inc.                           30,424    2,665,142       0.0%
*   Primo Water Corp.                          48,126      627,563       0.0%
    Procter & Gamble Co. (The)                458,732   33,184,673       0.4%
#*  Revlon, Inc. Class A                       27,411      624,971       0.0%
#*  Rite Aid Corp.                            574,065      958,689       0.0%
    Rocky Mountain Chocolate Factory, Inc.      4,490       52,129       0.0%
*   S&W Seed Co.                                5,318       18,879       0.0%
#   Sanderson Farms, Inc.                      32,818    3,648,049       0.1%
    Seaboard Corp.                                346    1,386,439       0.0%
*   Seneca Foods Corp. Class A                  8,682      239,189       0.0%
*   Seneca Foods Corp. Class B                    283        8,377       0.0%
#*  Smart & Final Stores, Inc.                 11,949       60,940       0.0%
    SpartanNash Co.                            31,959      581,015       0.0%
#   Spectrum Brands Holdings, Inc.             44,560    3,212,776       0.0%
#*  Sprouts Farmers Market, Inc.              148,236    3,710,347       0.1%
#*  SUPERVALU, Inc.                            59,353    1,039,271       0.0%
    Sysco Corp.                                51,532    3,222,811       0.0%
#   Tootsie Roll Industries, Inc.              30,540      871,917       0.0%
#*  TreeHouse Foods, Inc.                      40,819    1,571,531       0.0%
    Tyson Foods, Inc. Class A                 140,474    9,847,227       0.1%
*   United Natural Foods, Inc.                 51,237    2,306,690       0.0%
    United-Guardian, Inc.                       1,431       24,828       0.0%
    Universal Corp.                            30,752    1,446,882       0.0%
*   US Foods Holding Corp.                    135,856    4,643,558       0.1%
#*  USANA Health Sciences, Inc.                33,692    3,556,191       0.1%
#   Vector Group, Ltd.                         92,316    1,800,162       0.0%
    Village Super Market, Inc. Class A          8,926      242,787       0.0%
    Walgreens Boots Alliance, Inc.            285,393   18,964,365       0.2%
    Walmart, Inc.                             685,993   60,682,941       0.7%
#   WD-40 Co.                                  13,211    1,742,531       0.0%
#   Weis Markets, Inc.                         23,868    1,098,405       0.0%
                                                      ------------       ---
Total Consumer Staples                                 484,929,542       5.5%
                                                      ------------       ---
Energy -- (5.7%)
*   Abraxas Petroleum Corp.                    98,390      281,395       0.0%
    Adams Resources & Energy, Inc.              3,585      164,193       0.0%
    Anadarko Petroleum Corp.                   73,176    4,926,208       0.1%
    Andeavor                                  154,065   21,310,271       0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE+    OF NET ASSETS**
                                                   --------- ----------- ---------------
Energy -- (Continued)
#*  Antero Resources Corp.                           158,140 $ 3,004,660       0.0%
#   Apache Corp.                                      34,682   1,420,228       0.0%
    Arch Coal, Inc. Class A                           34,907   2,821,533       0.0%
    Archrock, Inc.                                    44,829     484,153       0.0%
*   Ardmore Shipping Corp.                             3,503      28,024       0.0%
#*  Aspen Aerogels, Inc.                              12,907      58,082       0.0%
#   Baker Hughes a GE Co.                             61,723   2,228,818       0.0%
*   Basic Energy Services, Inc.                       33,386     540,185       0.0%
*   Bonanza Creek Energy, Inc.                         5,774     175,125       0.0%
#   Bristow Group, Inc.                               43,914     704,820       0.0%
    Cabot Oil & Gas Corp.                            111,368   2,662,809       0.0%
#*  California Resources Corp.                         2,620      66,679       0.0%
#*  Callon Petroleum Co.                             260,785   3,627,519       0.1%
#*  CARBO Ceramics, Inc.                               3,649      32,257       0.0%
#*  Carrizo Oil & Gas, Inc.                          104,480   2,096,914       0.0%
#*  Centennial Resource Development, Inc. Class A    184,201   3,407,719       0.0%
    Cheniere Energy Partners L.P. Holdings LLC        23,953     668,289       0.0%
#*  Cheniere Energy, Inc.                             39,587   2,302,380       0.0%
    Chevron Corp.                                    448,370  56,095,571       0.6%
    Cimarex Energy Co.                                39,053   3,928,341       0.1%
*   Clean Energy Fuels Corp.                         132,291     212,989       0.0%
*   Cloud Peak Energy, Inc.                           94,946     302,878       0.0%
*   CNX Resources Corp.                              221,158   3,286,408       0.0%
#*  Concho Resources, Inc.                            42,960   6,753,742       0.1%
    ConocoPhillips                                   287,785  18,849,918       0.2%
*   CONSOL Energy, Inc.                               27,644     869,404       0.0%
#*  Contango Oil & Gas Co.                            22,037      82,198       0.0%
#*  Continental Resources, Inc.                       56,190   3,711,911       0.1%
#   Core Laboratories NV                              28,691   3,513,213       0.1%
#   CVR Energy, Inc.                                  24,356     840,282       0.0%
*   Dawson Geophysical Co.                            14,469     104,177       0.0%
    Delek US Holdings, Inc.                          104,477   4,949,075       0.1%
#*  Denbury Resources, Inc.                          446,659   1,469,508       0.0%
    Devon Energy Corp.                                92,228   3,350,643       0.0%
    DHT Holdings, Inc.                                62,472     226,773       0.0%
#*  Diamond Offshore Drilling, Inc.                   52,555     966,486       0.0%
#*  Diamondback Energy, Inc.                          43,524   5,590,658       0.1%
#*  Dorian LPG, Ltd.                                  13,134      94,433       0.0%
#*  Dril-Quip, Inc.                                   48,062   1,992,170       0.0%
#*  Earthstone Energy, Inc. Class A                   11,761     120,315       0.0%
#*  Eclipse Resources Corp.                           82,115     109,213       0.0%
*   Energen Corp.                                     56,890   3,722,882       0.1%
#   EnLink Midstream LLC                              88,656   1,316,542       0.0%
#   Ensco P.L.C. Class A                             542,888   3,067,317       0.0%
    EOG Resources, Inc.                              139,897  16,531,628       0.2%
#*  EP Energy Corp. Class A                           21,571      39,691       0.0%
    EQT Corp.                                         63,943   3,209,299       0.0%
*   Era Group, Inc.                                   18,704     197,327       0.0%
    Evolution Petroleum Corp.                         23,828     221,600       0.0%
*   Exterran Corp.                                    36,747   1,076,320       0.0%
#*  Extraction Oil & Gas, Inc.                        37,701     532,338       0.0%
    Exxon Mobil Corp.                              1,076,694  83,712,959       1.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Energy -- (Continued)
*   Forum Energy Technologies, Inc.           136,820 $ 1,723,932       0.0%
#   Frank's International NV                   13,159      91,981       0.0%
#   GasLog, Ltd.                               31,187     525,501       0.0%
#*  Geospace Technologies Corp.                10,570     111,408       0.0%
*   Goodrich Petroleum Corp.                    1,700      21,573       0.0%
#   Green Plains, Inc.                         48,513     902,342       0.0%
#   Gulf Island Fabrication, Inc.              11,124     111,240       0.0%
#*  Gulfmark Offshore, Inc.                       640      21,760       0.0%
*   Gulfport Energy Corp.                     225,878   2,100,665       0.0%
#*  Halcon Resources Corp.                    141,514     759,930       0.0%
    Hallador Energy Co.                         4,982      32,582       0.0%
    Halliburton Co.                           116,826   6,190,610       0.1%
*   Helix Energy Solutions Group, Inc.        182,876   1,411,803       0.0%
#   Helmerich & Payne, Inc.                    52,812   3,673,075       0.1%
#   Hess Corp.                                 82,467   4,699,794       0.1%
#*  HighPoint Resources Corp.                 113,085     781,417       0.0%
    HollyFrontier Corp.                       120,702   7,325,404       0.1%
*   Independence Contract Drilling, Inc.       12,416      56,989       0.0%
#*  International Seaways, Inc.                23,454     472,129       0.0%
#*  ION Geophysical Corp.                      13,247     381,514       0.0%
#*  Jones Energy, Inc. Class A                    113          74       0.0%
    Kinder Morgan, Inc.                       439,482   6,952,605       0.1%
#*  Kosmos Energy, Ltd.                       395,726   2,785,911       0.0%
#*  Laredo Petroleum, Inc.                    301,195   3,313,145       0.0%
#*  Lonestar Resources US Inc. Class A         13,755      70,013       0.0%
*   Mammoth Energy Services, Inc.               5,244     170,325       0.0%
    Marathon Oil Corp.                        311,140   5,678,305       0.1%
    Marathon Petroleum Corp.                  173,050  12,963,176       0.2%
#*  Matador Resources Co.                     121,838   3,988,976       0.1%
*   Matrix Service Co.                         30,862     475,275       0.0%
#*  McDermott International, Inc.             347,767   2,295,262       0.0%
*   Mitcham Industries, Inc.                   13,388      43,645       0.0%
#   Murphy Oil Corp.                          203,607   6,130,607       0.1%
    Nabors Industries, Ltd.                   393,038   2,991,019       0.0%
    NACCO Industries, Inc. Class A              7,344     270,626       0.0%
#   National Oilwell Varco, Inc.              168,466   6,514,580       0.1%
*   Natural Gas Services Group, Inc.           15,772     380,105       0.0%
#*  Newfield Exploration Co.                  271,788   8,099,282       0.1%
*   Newpark Resources, Inc.                   122,312   1,284,276       0.0%
#*  Noble Corp. P.L.C.                        298,246   1,392,809       0.0%
#   Noble Energy, Inc.                        138,427   4,682,985       0.1%
#*  Northern Oil and Gas, Inc.                 69,090     115,380       0.0%
*   Nuverra Environmental Solutions, Inc.       1,001      18,328       0.0%
*   Oasis Petroleum, Inc.                     345,443   3,810,236       0.1%
    Occidental Petroleum Corp.                108,847   8,409,519       0.1%
    Oceaneering International, Inc.           125,266   2,660,650       0.0%
#*  Oil States International, Inc.             76,335   2,744,243       0.0%
#   ONEOK, Inc.                                50,485   3,040,207       0.0%
*   Overseas Shipholding Group, Inc. Class A   31,941     119,140       0.0%
*   Pacific Ethanol, Inc.                      33,448     117,068       0.0%
    Panhandle Oil and Gas, Inc. Class A        13,067     254,153       0.0%
#*  Par Pacific Holdings, Inc.                 51,571     870,003       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                          ------- ------------ ---------------
Energy -- (Continued)
#*  Parker Drilling Co.                   109,761 $     69,193       0.0%
#*  Parsley Energy, Inc. Class A           89,814    2,697,114       0.0%
    Patterson-UTI Energy, Inc.            215,477    4,615,517       0.1%
    PBF Energy, Inc. Class A              132,408    5,075,199       0.1%
*   PDC Energy, Inc.                       52,844    2,829,268       0.0%
    Peabody Energy Corp.                   78,490    2,892,357       0.0%
#*  Penn Virginia Corp.                     4,812      223,373       0.0%
*   PHI, Inc. Non-Voting                   10,045      125,864       0.0%
*   PHI, Inc. Voting                          212        2,915       0.0%
    Phillips 66                           125,687   13,990,220       0.2%
*   Pioneer Energy Services Corp.          89,700      309,465       0.0%
    Pioneer Natural Resources Co.          31,537    6,356,282       0.1%
*   Profire Energy, Inc.                    3,250       11,603       0.0%
*   QEP Resources, Inc.                   305,821    3,724,900       0.1%
    Range Resources Corp.                   8,299      114,941       0.0%
#*  Renewable Energy Group, Inc.           59,963      773,523       0.0%
#*  REX American Resources Corp.            6,572      491,454       0.0%
*   RigNet, Inc.                           11,561      174,571       0.0%
*   Ring Energy, Inc.                      45,778      765,408       0.0%
#*  Rowan Cos. P.L.C. Class A             161,645    2,334,154       0.0%
#   RPC, Inc.                             135,339    2,437,455       0.0%
*   RSP Permian, Inc.                     118,048    5,856,361       0.1%
#*  SandRidge Energy, Inc.                  8,972      130,453       0.0%
    Schlumberger, Ltd.                    265,080   18,173,885       0.2%
#   Scorpio Tankers, Inc.                 382,299    1,016,915       0.0%
*   SEACOR Holdings, Inc.                  22,509    1,234,394       0.0%
#*  SEACOR Marine Holdings, Inc.           20,029      474,487       0.0%
#*  Select Energy Services, Inc. Class A   15,857      238,648       0.0%
#   SemGroup Corp. Class A                 97,988    2,464,398       0.0%
#   Ship Finance International, Ltd.       57,055      813,034       0.0%
*   SilverBow Resources, Inc.               1,312       40,213       0.0%
#   SM Energy Co.                         133,980    3,208,821       0.0%
#*  Smart Sand, Inc.                        7,531       55,127       0.0%
#*  Southwestern Energy Co.               345,849    1,417,981       0.0%
#*  SRC Energy, Inc.                      296,965    3,278,494       0.0%
*   Stone Energy Corp.                     15,625      556,250       0.0%
*   Superior Energy Services, Inc.        191,845    2,058,497       0.0%
#   Targa Resources Corp.                  73,240    3,440,083       0.1%
    TechnipFMC P.L.C.                      93,381    3,077,838       0.0%
*   TETRA Technologies, Inc.              139,586      548,573       0.0%
#*  Transocean, Ltd.                      305,851    3,783,377       0.1%
#*  Ultra Petroleum Corp.                 111,269      269,271       0.0%
*   Unit Corp.                             63,676    1,444,172       0.0%
#   US Silica Holdings, Inc.              101,037    3,042,224       0.0%
    Valero Energy Corp.                   171,420   19,015,621       0.2%
*   W&T Offshore, Inc.                    124,708      760,719       0.0%
#*  Whiting Petroleum Corp.               116,337    4,748,876       0.1%
    Williams Cos., Inc. (The)              88,285    2,271,573       0.0%
    World Fuel Services Corp.              85,228    1,829,845       0.0%
*   WPX Energy, Inc.                      310,747    5,310,666       0.1%
                                                  ------------       ---
Total Energy                                       548,673,619       6.2%
                                                  ------------       ---

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                      SHARES     VALUE+    OF NET ASSETS**
                                                     --------- ----------- ---------------
Financials -- (18.0%)
    1st Constitution Bancorp                             6,020 $   130,032       0.0%
    1st Source Corp.                                    26,272   1,366,144       0.0%
    A-Mark Precious Metals, Inc.                         7,393      99,288       0.0%
    Access National Corp.                               11,999     333,692       0.0%
    ACNB Corp.                                           4,093     122,790       0.0%
    Affiliated Managers Group, Inc.                     19,651   3,239,664       0.0%
    Aflac, Inc.                                        193,412   8,813,785       0.1%
    Alleghany Corp.                                      7,207   4,141,647       0.1%
#*  Allegiance Bancshares, Inc.                            900      36,405       0.0%
    Allstate Corp. (The)                               108,567  10,620,024       0.1%
    Ally Financial, Inc.                               343,635   8,968,873       0.1%
*   Ambac Financial Group, Inc.                         25,869     440,549       0.0%
    American Equity Investment Life Holding Co.        113,034   3,413,627       0.0%
    American Express Co.                               272,571  26,916,386       0.3%
    American Financial Group, Inc.                      68,232   7,725,227       0.1%
    American International Group, Inc.                 269,115  15,070,440       0.2%
    American National Bankshares, Inc.                   8,832     339,590       0.0%
    American National Insurance Co.                     17,036   2,055,734       0.0%
    American River Bankshares                            2,071      32,121       0.0%
    Ameriprise Financial, Inc.                          87,443  12,260,383       0.1%
    Ameris Bancorp                                      38,185   1,974,164       0.0%
    AMERISAFE, Inc.                                     26,204   1,553,897       0.0%
    AmeriServ Financial, Inc.                            3,367      13,805       0.0%
#   Ames National Corp.                                  4,057     112,176       0.0%
    Amtrust Financial Services, Inc.                   187,887   2,421,863       0.0%
    Aon P.L.C.                                          39,459   5,621,724       0.1%
*   Arch Capital Group, Ltd.                            57,433   4,602,106       0.1%
    Argo Group International Holdings, Ltd.             41,601   2,431,578       0.0%
    Arrow Financial Corp.                               14,733     521,548       0.0%
    Arthur J Gallagher & Co.                            56,579   3,959,964       0.1%
#   Artisan Partners Asset Management, Inc. Class A     50,788   1,632,834       0.0%
    Aspen Insurance Holdings, Ltd.                      76,200   3,234,690       0.0%
    Associated Banc-Corp                               148,534   3,928,724       0.1%
#   Associated Capital Group, Inc. Class A                 772      27,908       0.0%
    Assurant, Inc.                                      58,469   5,427,093       0.1%
    Assured Guaranty, Ltd.                             137,651   4,995,355       0.1%
    Asta Funding, Inc.                                     736       2,576       0.0%
*   Atlantic Capital Bancshares, Inc.                    2,692      51,956       0.0%
*   Atlantic Coast Financial Corp.                       8,468      85,781       0.0%
*   Atlanticus Holdings Corp.                           11,295      24,736       0.0%
*   Atlas Financial Holdings, Inc.                       6,123      64,292       0.0%
    Auburn National Bancorporation, Inc.                 1,274      51,342       0.0%
    Axis Capital Holdings, Ltd.                         75,408   4,426,450       0.1%
    Baldwin & Lyons, Inc. Class A                          298       7,122       0.0%
    Baldwin & Lyons, Inc. Class B                        9,068     211,284       0.0%
#   Banc of California, Inc.                            56,944   1,093,325       0.0%
    BancFirst Corp.                                     32,722   1,870,062       0.0%
#   Bancorp of New Jersey, Inc.                          1,900      32,443       0.0%
*   Bancorp, Inc. (The)                                 88,920     920,322       0.0%
    BancorpSouth Bank                                  116,483   3,849,763       0.1%
    Bank of America Corp.                            2,439,613  72,993,221       0.8%
    Bank of Commerce Holdings                           10,319     115,057       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Financials -- (Continued)
#   Bank of Hawaii Corp.                       43,487 $ 3,662,040       0.1%
    Bank of Marin Bancorp                       5,176     375,519       0.0%
    Bank of New York Mellon Corp. (The)       267,890  14,602,684       0.2%
    Bank of NT Butterfield & Son, Ltd. (The)   68,255   3,238,700       0.0%
#   Bank of the Ozarks, Inc.                   89,116   4,170,629       0.1%
    BankFinancial Corp.                        23,262     393,826       0.0%
    BankUnited, Inc.                           97,515   3,862,569       0.1%
    Bankwell Financial Group, Inc.              1,215      38,370       0.0%
    Banner Corp.                               42,080   2,415,392       0.0%
    Bar Harbor Bankshares                       8,161     238,464       0.0%
    BB&T Corp.                                202,445  10,689,096       0.1%
    BCB Bancorp, Inc.                           5,668      87,854       0.0%
    Beneficial Bancorp, Inc.                   95,043   1,506,432       0.0%
*   Berkshire Hathaway, Inc. Class B          339,681  65,806,400       0.8%
    Berkshire Hills Bancorp, Inc.              56,667   2,150,513       0.0%
    BGC Partners, Inc. Class A                357,876   4,781,223       0.1%
    BlackRock, Inc.                            30,468  15,889,062       0.2%
#   Blue Capital Reinsurance Holdings, Ltd.     4,531      52,560       0.0%
    Blue Hills Bancorp, Inc.                    3,802      77,276       0.0%
#*  BofI Holding, Inc.                         60,788   2,448,541       0.0%
#   BOK Financial Corp.                        38,902   3,916,653       0.1%
    Boston Private Financial Holdings, Inc.   117,108   1,879,583       0.0%
    Bridge Bancorp, Inc.                        4,937     162,427       0.0%
#*  Brighthouse Financial, Inc.                42,882   2,177,548       0.0%
    BrightSphere Investment Group P.L.C.      103,112   1,564,209       0.0%
    Brookline Bancorp, Inc.                    98,733   1,638,968       0.0%
    Brown & Brown, Inc.                       261,806   7,128,977       0.1%
    Bryn Mawr Bank Corp.                       25,731   1,147,603       0.0%
*   BSB Bancorp, Inc.                             914      29,477       0.0%
    C&F Financial Corp.                         2,304     133,402       0.0%
    Cadence BanCorp                             9,062     264,882       0.0%
    Cambridge Bancorp                             200      17,800       0.0%
    Camden National Corp.                      15,700     695,667       0.0%
*   Cannae Holdings, Inc.                      61,310   1,266,665       0.0%
    Capital City Bank Group, Inc.              13,291     297,453       0.0%
    Capital One Financial Corp.               132,272  11,986,489       0.1%
    Capitol Federal Financial, Inc.           186,164   2,321,465       0.0%
#*  Capstar Financial Holdings, Inc.            2,230      42,571       0.0%
    Carolina Financial Corp.                   13,375     524,434       0.0%
    Cathay General Bancorp                     84,165   3,367,442       0.0%
    Cboe Global Markets, Inc.                  40,772   4,353,634       0.1%
    CenterState Banks Corp.                    81,767   2,369,608       0.0%
    Central Pacific Financial Corp.            41,241   1,199,288       0.0%
    Central Valley Community Bancorp            3,024      62,294       0.0%
    Century Bancorp, Inc. Class A               4,519     361,520       0.0%
    Charles Schwab Corp. (The)                167,241   9,311,979       0.1%
    Charter Financial Corp.                     5,591     130,047       0.0%
    Chemical Financial Corp.                   64,073   3,516,967       0.1%
    Chemung Financial Corp.                     1,504      70,989       0.0%
    Chubb, Ltd.                                95,408  12,944,003       0.2%
#   Cincinnati Financial Corp.                 73,427   5,164,855       0.1%
    CIT Group, Inc.                            74,984   3,970,403       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE+    OF NET ASSETS**
                                         ------- ----------- ---------------
Financials -- (Continued)
    Citigroup, Inc.                      630,926 $43,073,318       0.5%
    Citizens & Northern Corp.              5,885     142,123       0.0%
    Citizens Community Bancorp, Inc.       1,100      15,367       0.0%
    Citizens Financial Group, Inc.       164,685   6,832,781       0.1%
    Citizens Holding Co.                     200       4,460       0.0%
#*  Citizens, Inc.                        28,479     221,282       0.0%
#   City Holding Co.                      18,482   1,322,942       0.0%
    CME Group, Inc.                       74,261  11,709,474       0.1%
    CNA Financial Corp.                   68,799   3,471,598       0.1%
    CNB Financial Corp.                    8,581     243,357       0.0%
    CNO Financial Group, Inc.            150,916   3,235,639       0.0%
*   Coastway Bancorp, Inc.                   802      21,895       0.0%
    CoBiz Financial, Inc.                 43,345     873,402       0.0%
    Codorus Valley Bancorp, Inc.           3,007      87,834       0.0%
#   Cohen & Steers, Inc.                  62,638   2,511,784       0.0%
    Colony Bankcorp, Inc.                  1,927      31,025       0.0%
    Columbia Banking System, Inc.         93,096   3,743,390       0.1%
    Comerica, Inc.                        81,765   7,733,334       0.1%
#   Commerce Bancshares, Inc.            101,352   6,437,879       0.1%
    Commercial National Financial Corp.      923      21,091       0.0%
#   Community Bank System, Inc.           64,346   3,619,462       0.1%
#*  Community Bankers Trust Corp.         17,792     154,790       0.0%
    Community Financial Corp. (The)        2,628      94,713       0.0%
    Community Trust Bancorp, Inc.         22,705   1,089,840       0.0%
    ConnectOne Bancorp, Inc.              40,336   1,064,870       0.0%
*   Consumer Portfolio Services, Inc.     34,102     116,629       0.0%
    County Bancorp, Inc.                   3,556     100,137       0.0%
#*  Cowen, Inc.                           22,872     354,516       0.0%
    Crawford & Co. Class A                32,830     253,448       0.0%
    Crawford & Co. Class B                20,524     164,602       0.0%
#*  Credit Acceptance Corp.               21,046   6,962,859       0.1%
#   Cullen/Frost Bankers, Inc.            57,621   6,594,723       0.1%
*   Customers Bancorp, Inc.               39,125   1,127,582       0.0%
#   CVB Financial Corp.                  136,289   3,018,801       0.0%
    Diamond Hill Investment Group, Inc.    4,071     795,555       0.0%
    Dime Community Bancshares, Inc.       60,448   1,193,848       0.0%
    Discover Financial Services          151,360  10,784,400       0.1%
    DNB Financial Corp.                    2,305      80,329       0.0%
    Donegal Group, Inc. Class A           27,456     382,188       0.0%
    Donegal Group, Inc. Class B            1,947      27,453       0.0%
*   Donnelley Financial Solutions, Inc.   47,259     869,566       0.0%
*   E*TRADE Financial Corp.              166,215  10,085,926       0.1%
    Eagle Bancorp Montana, Inc.            4,900      96,040       0.0%
*   Eagle Bancorp, Inc.                   34,938   2,050,861       0.0%
    East West Bancorp, Inc.              129,732   8,642,746       0.1%
    Eaton Vance Corp.                     78,448   4,266,787       0.1%
*   eHealth, Inc.                          9,622     181,278       0.0%
    EMC Insurance Group, Inc.             16,920     439,582       0.0%
    Employers Holdings, Inc.              41,844   1,711,420       0.0%
#*  Encore Capital Group, Inc.            31,151   1,389,335       0.0%
*   Enova International, Inc.             52,265   1,531,364       0.0%
*   Enstar Group, Ltd.                    12,513   2,629,607       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE+    OF NET ASSETS**
                                                 ------- ----------- ---------------
Financials -- (Continued)
#*  Entegra Financial Corp.                        4,888 $   141,996       0.0%
    Enterprise Bancorp, Inc.                       4,295     155,393       0.0%
    Enterprise Financial Services Corp.           28,030   1,425,325       0.0%
*   Equity Bancshares, Inc. Class A                5,789     220,735       0.0%
    Erie Indemnity Co. Class A                    30,211   3,527,738       0.1%
    ESSA Bancorp, Inc.                             7,776     113,685       0.0%
*   Essent Group, Ltd.                            62,643   2,064,713       0.0%
    Evans Bancorp, Inc.                            3,395     153,794       0.0%
    Evercore, Inc. Class A                        45,505   4,607,381       0.1%
    Everest Re Group, Ltd.                        24,621   5,728,568       0.1%
#*  Ezcorp, Inc. Class A                          78,947   1,081,574       0.0%
#   FactSet Research Systems, Inc.                16,172   3,058,287       0.0%
    Farmers & Merchants Bancorop Inc.              1,880      82,927       0.0%
    Farmers Capital Bank Corp.                     5,157     258,624       0.0%
    Farmers National Banc Corp.                    3,590      52,953       0.0%
    FB Financial Corp.                            17,443     694,755       0.0%
    FBL Financial Group, Inc. Class A             21,123   1,642,313       0.0%
*   FCB Financial Holdings, Inc. Class A          51,489   2,976,064       0.0%
    Federal Agricultural Mortgage Corp. Class A      635      51,194       0.0%
    Federal Agricultural Mortgage Corp. Class C    9,092     777,457       0.0%
#   Federated Investors, Inc. Class B            159,517   4,222,415       0.1%
    Federated National Holding Co.                13,480     227,812       0.0%
    Fidelity Southern Corp.                       38,410     873,059       0.0%
    Fifth Third Bancorp                          406,539  13,484,899       0.2%
    Financial Engines, Inc.                       52,425   2,340,776       0.0%
    Financial Institutions, Inc.                  23,604     734,084       0.0%
*   First Acceptance Corp.                        16,289      13,683       0.0%
    First American Financial Corp.               118,781   6,070,897       0.1%
*   First BanCorp(2296926)                       278,337   2,009,593       0.0%
    First Bancorp(318910106)                      35,676   1,361,039       0.0%
    First Bancorp, Inc.                            7,871     218,184       0.0%
    First Bancshares, Inc. (The)                   1,616      52,278       0.0%
    First Bank                                     3,154      44,314       0.0%
    First Busey Corp.                             60,129   1,782,825       0.0%
    First Business Financial Services, Inc.        6,193     160,956       0.0%
#   First Capital, Inc.                              602      23,695       0.0%
    First Citizens BancShares, Inc. Class A        9,362   4,047,099       0.1%
    First Commonwealth Financial Corp.           125,496   1,900,009       0.0%
    First Community Bancshares, Inc.              18,467     573,031       0.0%
    First Community Corp.                          5,860     135,073       0.0%
    First Connecticut Bancorp, Inc.                3,987      96,087       0.0%
    First Defiance Financial Corp.                10,206     608,890       0.0%
#   First Financial Bancorp                      118,091   3,654,916       0.1%
#   First Financial Bankshares, Inc.              47,172   2,337,373       0.0%
    First Financial Corp.                          7,979     341,102       0.0%
    First Financial Northwest, Inc.               13,447     227,254       0.0%
*   First Foundation, Inc.                         9,262     165,697       0.0%
    First Horizon National Corp.                 325,711   5,960,511       0.1%
    First Internet Bancorp                         1,968      67,306       0.0%
    First Interstate Bancsystem, Inc. Class A     42,696   1,729,188       0.0%
    First Merchants Corp.                         63,034   2,715,505       0.0%
    First Midwest Bancorp, Inc.                  140,824   3,423,431       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Financials -- (Continued)
*   First Northwest Bancorp                          5,274 $    84,753       0.0%
    First of Long Island Corp. (The)                10,731     284,372       0.0%
#   First Republic Bank                             47,024   4,367,119       0.1%
#   First Savings Financial Group, Inc.                881      63,855       0.0%
    First United Corp.                               3,965      76,723       0.0%
    FirstCash, Inc.                                 62,082   5,382,509       0.1%
*   Flagstar Bancorp, Inc.                          72,088   2,490,640       0.0%
    Flushing Financial Corp.                        40,449   1,048,034       0.0%
    FNB Bancorp                                      1,404      50,853       0.0%
#   FNB Corp.                                      240,488   3,126,344       0.0%
    FNF Group                                      140,300   5,167,249       0.1%
#*  Franklin Financial Network, Inc.                 9,847     331,844       0.0%
    Franklin Resources, Inc.                       121,946   4,102,263       0.1%
    FS Bancorp, Inc.                                   781      44,970       0.0%
    Fulton Financial Corp.                         183,620   3,103,178       0.0%
#   Gain Capital Holdings, Inc.                     36,233     295,661       0.0%
    GAMCO Investors, Inc. Class A                   10,364     265,837       0.0%
*   Genworth Financial, Inc. Class A               268,656     741,491       0.0%
    German American Bancorp, Inc.                   24,750     835,312       0.0%
#   Glacier Bancorp, Inc.                           87,779   3,250,456       0.0%
    Global Indemnity, Ltd.                          13,212     540,239       0.0%
    Goldman Sachs Group, Inc. (The)                 94,694  22,568,421       0.3%
*   Great Elm Capital Group, Inc.                    5,400      21,060       0.0%
    Great Southern Bancorp, Inc.                    18,454     975,294       0.0%
    Great Western Bancorp, Inc.                     73,337   3,017,084       0.0%
*   Green Bancorp, Inc.                             41,229     929,714       0.0%
*   Green Dot Corp. Class A                         62,298   3,788,341       0.1%
#   Greenhill & Co., Inc.                           18,254     370,556       0.0%
*   Greenlight Capital Re, Ltd. Class A             43,000     666,500       0.0%
    Guaranty Bancorp                                27,093     772,150       0.0%
    Guaranty Federal Bancshares, Inc.                1,200      28,188       0.0%
*   Hallmark Financial Services, Inc.               19,071     195,859       0.0%
    Hamilton Lane, Inc. Class A                     12,914     540,451       0.0%
    Hancock Holding Co.                             89,304   4,362,500       0.1%
    Hanmi Financial Corp.                           41,663   1,149,899       0.0%
    Hanover Insurance Group, Inc. (The)             41,123   4,722,977       0.1%
    Harleysville Financial Corp.                     1,326      31,625       0.0%
    Hartford Financial Services Group, Inc. (The)  195,278  10,513,768       0.1%
    Hawthorn Bancshares, Inc.                        2,380      52,241       0.0%
    HCI Group, Inc.                                 13,757     576,281       0.0%
#   Heartland Financial USA, Inc.                   39,283   2,107,533       0.0%
    Hennessy Advisors, Inc.                          5,706     112,979       0.0%
    Heritage Commerce Corp.                         49,305     813,039       0.0%
    Heritage Financial Corp.                        36,218   1,075,675       0.0%
#   Heritage Insurance Holdings, Inc.               10,266     161,176       0.0%
    Hilltop Holdings, Inc.                         118,386   2,654,214       0.0%
    Hingham Institution for Savings                    565     115,260       0.0%
*   HMN Financial, Inc.                                212       4,070       0.0%
    Home Bancorp, Inc.                               5,083     220,348       0.0%
#   Home BancShares, Inc.                          150,350   3,494,134       0.1%
*   HomeStreet, Inc.                                42,098   1,073,499       0.0%
*   HomeTrust Bancshares, Inc.                       6,636     173,200       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
Financials -- (Continued)
    Hope Bancorp, Inc.                             185,003 $  3,198,702       0.0%
    HopFed Bancorp, Inc.                             2,164       32,438       0.0%
    Horace Mann Educators Corp.                     36,283    1,621,850       0.0%
    Horizon Bancorp                                 17,078      491,163       0.0%
    Houlihan Lokey, Inc.                            35,399    1,575,255       0.0%
#*  Howard Bancorp, Inc.                             5,856      111,264       0.0%
    Huntington Bancshares, Inc.                    626,897    9,347,034       0.1%
    Iberiabank Corp.                                36,502    2,735,825       0.0%
#*  Impac Mortgage Holdings, Inc.                    1,461       12,506       0.0%
    Independence Holding Co.                         7,983      282,598       0.0%
    Independent Bank Corp.(2447821)                 35,501    2,566,722       0.0%
    Independent Bank Corp.(2492133)                 25,569      611,099       0.0%
#   Independent Bank Group, Inc.                    31,230    2,229,822       0.0%
    Infinity Property & Casualty Corp.               9,255    1,221,660       0.0%
#   Interactive Brokers Group, Inc. Class A        108,160    8,025,472       0.1%
    Intercontinental Exchange, Inc.                143,690   10,411,777       0.1%
    International Bancshares Corp.                  84,765    3,373,647       0.0%
*   INTL. FCStone, Inc.                             21,939      983,306       0.0%
    Invesco, Ltd.                                  209,693    6,074,806       0.1%
    Investar Holding Corp.                           2,847       72,456       0.0%
    Investment Technology Group, Inc.               28,559      577,463       0.0%
#   Investors Bancorp, Inc.                        272,898    3,648,646       0.1%
    Investors Title Co.                                675      131,423       0.0%
    James River Group Holdings, Ltd.                30,948    1,124,031       0.0%
    Janus Henderson Group P.L.C.                    93,254    2,945,894       0.0%
    JPMorgan Chase & Co.                         1,060,963  115,411,555       1.3%
    Kearny Financial Corp.                         130,680    1,836,054       0.0%
    Kemper Corp.                                    62,031    4,187,092       0.1%
    Kentucky First Federal Bancorp                   1,549       13,631       0.0%
    KeyCorp                                        474,334    9,448,733       0.1%
    Kingstone Cos., Inc.                             5,834       99,761       0.0%
#   Kinsale Capital Group, Inc.                        985       50,777       0.0%
    Ladenburg Thalmann Financial Services, Inc.     91,438      303,574       0.0%
    Lake Shore Bancorp, Inc.                           125        2,125       0.0%
    Lakeland Bancorp, Inc.                          56,016    1,092,312       0.0%
    Lakeland Financial Corp.                        27,255    1,295,158       0.0%
    Landmark Bancorp, Inc.                           2,346       67,565       0.0%
    Lazard, Ltd. Class A                           115,809    6,302,326       0.1%
    LCNB Corp.                                       7,907      147,861       0.0%
    LegacyTexas Financial Group, Inc.               58,891    2,418,653       0.0%
    Legg Mason, Inc.                                85,041    3,376,128       0.0%
#*  LendingClub Corp.                              489,754    1,317,438       0.0%
#*  LendingTree, Inc.                                7,499    1,787,762       0.0%
    Leucadia National Corp.                        148,743    3,575,782       0.1%
    Lincoln National Corp.                         105,037    7,419,814       0.1%
    Live Oak Bancshares, Inc.                       15,052      425,219       0.0%
    Loews Corp.                                    141,970    7,447,746       0.1%
#   LPL Financial Holdings, Inc.                   144,676    8,763,025       0.1%
    M&T Bank Corp.                                  42,957    7,829,772       0.1%
    Macatawa Bank Corp.                             25,807      275,619       0.0%
    Mackinac Financial Corp.                         2,251       35,498       0.0%
    Maiden Holdings, Ltd.                           79,583      608,810       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE+    OF NET ASSETS**
                                                      ------- ----------- ---------------
Financials -- (Continued)
*          Malvern Bancorp, Inc.                        3,842 $    97,779       0.0%
           Manning & Napier, Inc.                       9,498      29,444       0.0%
#*         Markel Corp.                                 6,509   7,355,430       0.1%
#          MarketAxess Holdings, Inc.                  18,326   3,640,093       0.1%
           Marlin Business Services Corp.              17,363     475,746       0.0%
           Marsh & McLennan Cos., Inc.                 55,808   4,548,352       0.1%
           MB Financial, Inc.                          72,336   3,082,960       0.0%
#*         MBIA, Inc.                                 166,900   1,421,988       0.0%
           MBT Financial Corp.                         13,908     141,514       0.0%
           Mercantile Bank Corp.                       11,679     412,269       0.0%
           Mercury General Corp.                       70,022   3,202,106       0.0%
           Meridian Bancorp, Inc.                      66,931   1,264,996       0.0%
#          Meta Financial Group, Inc.                  13,088   1,454,731       0.0%
           MetLife, Inc.                              212,186  10,114,907       0.1%
*          MGIC Investment Corp.                      111,894   1,121,178       0.0%
           Mid Penn Bancorp, Inc.                       2,232      81,133       0.0%
           Middlefield Banc Corp.                       1,970     101,061       0.0%
           Midland States Bancorp, Inc.                10,372     326,718       0.0%
           MidSouth Bancorp, Inc.                       7,404     103,286       0.0%
           MidWestOne Financial Group, Inc.             6,223     200,816       0.0%
#*         MMA Capital Management LLC                   3,106      86,657       0.0%
           Moelis & Co. Class A                        25,683   1,381,745       0.0%
           Moody's Corp.                               27,726   4,497,157       0.1%
           Morgan Stanley                             358,555  18,508,609       0.2%
           Morningstar, Inc.                           34,395   3,734,609       0.1%
           MSB Financial Corp.                            782      14,311       0.0%
           MSCI, Inc.                                  67,973  10,184,395       0.1%
           MutualFirst Financial, Inc.                  4,630     170,153       0.0%
           MVB Financial Corp.                          1,011      19,209       0.0%
           Nasdaq, Inc.                                88,383   7,805,987       0.1%
           National Bank Holdings Corp. Class A        37,669   1,325,195       0.0%
#          National Bankshares, Inc.                    1,672      76,661       0.0%
*          National Commerce Corp.                      1,788      77,420       0.0%
           National General Holdings Corp.             76,432   1,969,653       0.0%
           National Western Life Group, Inc. Class A    2,274     721,790       0.0%
#*         Nationstar Mortgage Holdings, Inc.          13,528     243,775       0.0%
           Navient Corp.                              379,605   5,033,562       0.1%
           Navigators Group, Inc. (The)                41,112   2,322,828       0.0%
           NBT Bancorp, Inc.                           58,704   2,145,044       0.0%
           Nelnet, Inc. Class A                        37,333   1,971,556       0.0%
#          New York Community Bancorp, Inc.           221,419   2,630,458       0.0%
(degrees)  NewStar Financial, Inc.                     42,768      21,053       0.0%
*          Nicholas Financial, Inc.                       945       8,259       0.0%
*          Nicolet Bankshares, Inc.                       731      40,622       0.0%
*          NMI Holdings, Inc. Class A                  56,562     783,384       0.0%
#          Northeast Bancorp                            4,743      92,489       0.0%
           Northeast Community Bancorp, Inc.            5,046      50,712       0.0%
           Northern Trust Corp.                       101,409  10,825,411       0.1%
           Northfield Bancorp, Inc.                    62,598     991,552       0.0%
           Northrim BanCorp, Inc.                       6,426     226,195       0.0%
           Northwest Bancshares, Inc.                 139,017   2,307,682       0.0%
           Norwood Financial Corp.                        206       6,100       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Financials -- (Continued)
    Oak Valley Bancorp                             809 $    17,272       0.0%
    OceanFirst Financial Corp.                  55,688   1,502,462       0.0%
*   Ocwen Financial Corp.                       17,052      69,231       0.0%
    OFG Bancorp                                 60,052     810,702       0.0%
#   Ohio Valley Banc Corp.                       1,078      49,103       0.0%
    Old Line Bancshares, Inc.                    2,646      90,096       0.0%
    Old National Bancorp                       194,483   3,345,108       0.0%
    Old Point Financial Corp.                    2,269      59,675       0.0%
    Old Republic International Corp.           236,951   4,833,800       0.1%
#   Old Second Bancorp, Inc.                     9,603     137,323       0.0%
*   On Deck Capital, Inc.                       24,319     127,675       0.0%
*   OneMain Holdings, Inc.                      52,671   1,624,900       0.0%
    Oppenheimer Holdings, Inc. Class A          10,148     272,474       0.0%
    Opus Bank                                   32,957     929,387       0.0%
    Oritani Financial Corp.                     74,180   1,134,954       0.0%
    Orrstown Financial Services, Inc.            7,555     199,074       0.0%
*   Pacific Mercantile Bancorp                  17,616     164,710       0.0%
*   Pacific Premier Bancorp, Inc.               58,018   2,306,215       0.0%
    PacWest Bancorp                            105,429   5,402,182       0.1%
#   Park National Corp.                         13,376   1,443,003       0.0%
#   Parke Bancorp, Inc.                          5,517     129,374       0.0%
    PB Bancorp, Inc.                             1,300      13,650       0.0%
    Peapack Gladstone Financial Corp.           17,623     582,264       0.0%
    Penns Woods Bancorp, Inc.                    3,317     144,290       0.0%
*   PennyMac Financial Services, Inc. Class A   35,889     739,313       0.0%
#   People's United Financial, Inc.            217,946   3,986,232       0.1%
    People's Utah Bancorp                        2,771      88,256       0.0%
#   Peoples Bancorp of North Carolina, Inc.        138       4,244       0.0%
    Peoples Bancorp, Inc.                       17,239     618,191       0.0%
    Peoples Financial Services Corp.               759      35,597       0.0%
*   PHH Corp.                                   73,219     776,854       0.0%
#   Pinnacle Financial Partners, Inc.           51,552   3,301,906       0.0%
    Piper Jaffray Cos.                          10,045     703,652       0.0%
#   PJT Partners, Inc. Class A                  14,551     807,435       0.0%
    Plumas Bancorp                               3,091      86,393       0.0%
    PNC Financial Services Group, Inc. (The)   122,824  17,884,403       0.2%
    Popular, Inc.                               94,942   4,394,865       0.1%
#*  PRA Group, Inc.                             57,333   2,041,055       0.0%
    Preferred Bank                              15,476     986,440       0.0%
    Premier Financial Bancorp, Inc.              6,557     129,042       0.0%
    Primerica, Inc.                             58,393   5,649,523       0.1%
    Principal Financial Group, Inc.            159,624   9,452,933       0.1%
    ProAssurance Corp.                          66,911   3,164,890       0.0%
    Progressive Corp. (The)                    221,290  13,341,574       0.2%
#   Prosperity Bancshares, Inc.                 61,371   4,404,597       0.1%
*   Provident Bancorp, Inc.                      1,884      44,274       0.0%
    Provident Financial Holdings, Inc.           6,656     122,138       0.0%
    Provident Financial Services, Inc.          82,071   2,143,695       0.0%
    Prudential Bancorp, Inc.                     5,200      95,004       0.0%
    Prudential Financial, Inc.                  94,116  10,006,413       0.1%
    Pzena Investment Management, Inc. Class A    8,763      76,764       0.0%
    QCR Holdings, Inc.                           5,146     232,857       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE+    OF NET ASSETS**
                                                      ------- ----------- ---------------
Financials -- (Continued)
    Radian Group, Inc.                                 80,134 $ 1,145,916       0.0%
*   Randolph Bancorp, Inc.                              1,000      15,990       0.0%
    Raymond James Financial, Inc.                      70,406   6,318,938       0.1%
*   Regional Management Corp.                          17,091     561,781       0.0%
    Regions Financial Corp.                           562,877  10,525,800       0.1%
    Reinsurance Group of America, Inc.                 36,993   5,526,754       0.1%
    RenaissanceRe Holdings, Ltd.                       40,944   5,570,022       0.1%
    Renasant Corp.                                     63,262   2,861,340       0.0%
    Republic Bancorp, Inc. Class A                     14,570     614,417       0.0%
#*  Republic First Bancorp, Inc.                       10,344      85,855       0.0%
    Riverview Bancorp, Inc.                            17,979     168,823       0.0%
#   RLI Corp.                                          35,939   2,274,220       0.0%
    S&P Global, Inc.                                   30,255   5,706,093       0.1%
    S&T Bancorp, Inc.                                  44,399   1,894,949       0.0%
*   Safeguard Scientifics, Inc.                        28,786     372,779       0.0%
    Safety Insurance Group, Inc.                       21,435   1,714,800       0.0%
    Salisbury Bancorp, Inc.                             1,410      58,586       0.0%
    Sandy Spring Bancorp, Inc.                         40,128   1,590,273       0.0%
    Santander Consumer USA Holdings, Inc.             218,571   4,032,635       0.1%
    SB Financial Group, Inc.                            3,331      62,956       0.0%
    SB One Bancorp                                      4,901     147,765       0.0%
*   Seacoast Banking Corp. of Florida                  32,942     910,187       0.0%
    SEI Investments Co.                                33,793   2,136,731       0.0%
*   Select Bancorp, Inc.                               11,793     153,781       0.0%
    Selective Insurance Group, Inc.                    78,380   4,640,096       0.1%
    ServisFirst Bancshares, Inc.                       44,606   1,871,668       0.0%
    Severn Bancorp, Inc.                                1,700      12,835       0.0%
    Shore Bancshares, Inc.                              6,679     120,823       0.0%
    SI Financial Group, Inc.                            9,296     132,933       0.0%
    Sierra Bancorp                                     13,756     383,242       0.0%
*   Signature Bank                                     31,123   3,957,289       0.1%
    Silvercrest Asset Management Group, Inc. Class A    1,100      16,940       0.0%
#   Simmons First National Corp. Class A              116,809   3,527,632       0.1%
*   SLM Corp.                                         522,602   5,999,471       0.1%
*   SmartFinancial, Inc.                                1,058      25,233       0.0%
    Sound Financial Bancorp, Inc.                         243       9,234       0.0%
    South State Corp.                                  40,232   3,482,080       0.1%
*   Southern First Bancshares, Inc.                     5,421     248,553       0.0%
    Southern Missouri Bancorp, Inc.                     1,484      51,792       0.0%
    Southern National Bancorp of Virginia, Inc.         9,367     152,214       0.0%
    Southside Bancshares, Inc.                         44,541   1,551,363       0.0%
    State Auto Financial Corp.                         28,900     902,547       0.0%
    State Bank Financial Corp.                         32,352   1,019,412       0.0%
    State Street Corp.                                 97,787   9,757,187       0.1%
    Sterling Bancorp                                  299,576   7,114,930       0.1%
    Stewardship Financial Corp.                         2,100      25,200       0.0%
    Stewart Information Services Corp.                 34,612   1,443,667       0.0%
#   Stifel Financial Corp.                             53,898   3,141,175       0.0%
    Stock Yards Bancorp, Inc.                          25,424     952,129       0.0%
    Summit State Bank                                     451       6,697       0.0%
    SunTrust Banks, Inc.                              135,540   9,054,072       0.1%
*   SVB Financial Group                                33,790  10,123,822       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
    Synchrony Financial                     534,264 $17,721,537       0.2%
    Synovus Financial Corp.                 126,132   6,592,920       0.1%
    T Rowe Price Group, Inc.                151,112  17,199,568       0.2%
    TCF Financial Corp.                     201,689   5,007,938       0.1%
    TD Ameritrade Holding Corp.             187,878  10,913,833       0.1%
    Territorial Bancorp, Inc.                11,411     347,351       0.0%
#   Teton Advisors, Inc. Class A                 29       1,798       0.0%
#*  Texas Capital Bancshares, Inc.           60,964   6,014,099       0.1%
#   TFS Financial Corp.                     135,866   2,025,762       0.0%
#*  Third Point Reinsurance, Ltd.            26,388     350,960       0.0%
    Timberland Bancorp, Inc.                  3,003      98,048       0.0%
    Tiptree, Inc.                            47,142     299,352       0.0%
    Tompkins Financial Corp.                 17,476   1,357,885       0.0%
    Torchmark Corp.                          64,177   5,566,713       0.1%
    Towne Bank                               82,438   2,464,896       0.0%
    Travelers Cos., Inc. (The)              120,848  15,903,597       0.2%
    Trico Bancshares                         27,417   1,024,573       0.0%
#*  TriState Capital Holdings, Inc.          26,474     661,850       0.0%
*   Triumph Bancorp, Inc.                    22,356     868,531       0.0%
    TrustCo Bank Corp. NY                   123,977   1,060,003       0.0%
    Trustmark Corp.                          95,584   2,992,735       0.0%
#   Two River Bancorp                         3,524      60,049       0.0%
    U.S. Bancorp.                           445,407  22,470,783       0.3%
    UMB Financial Corp.                      43,823   3,355,965       0.0%
    Umpqua Holdings Corp.                   183,754   4,329,244       0.1%
    Union Bankshares Corp.                   82,298   3,111,687       0.0%
    Union Bankshares, Inc.                      337      17,187       0.0%
    United Bancshares, Inc.                     606      13,514       0.0%
#   United Bankshares, Inc.                  86,441   2,934,672       0.0%
    United Community Bancorp                  1,304      32,991       0.0%
    United Community Banks, Inc.             96,002   3,065,344       0.0%
    United Community Financial Corp.         58,731     594,945       0.0%
    United Financial Bancorp, Inc.           60,021     992,147       0.0%
    United Fire Group, Inc.                  28,263   1,421,346       0.0%
#   United Insurance Holdings Corp.          34,918     658,553       0.0%
    United Security Bancshares                8,192      90,931       0.0%
    Unity Bancorp, Inc.                       9,514     209,308       0.0%
    Universal Insurance Holdings, Inc.       55,727   1,808,341       0.0%
    Univest Corp. of Pennsylvania            36,576   1,051,560       0.0%
    Unum Group                              117,297   5,674,829       0.1%
    Validus Holdings, Ltd.                   70,326   4,765,993       0.1%
#   Valley National Bancorp                 217,209   2,725,973       0.0%
    Value Line, Inc.                          1,300      25,324       0.0%
*   Veritex Holdings, Inc.                    8,057     231,397       0.0%
#   Virtu Financial, Inc. Class A            23,920     861,120       0.0%
#   Virtus Investment Partners, Inc.          8,622     994,548       0.0%
    Voya Financial, Inc.                     86,684   4,537,907       0.1%
#   Waddell & Reed Financial, Inc. Class A  105,608   2,137,506       0.0%
    Walker & Dunlop, Inc.                    48,984   2,797,476       0.0%
    Washington Federal, Inc.                114,583   3,638,010       0.1%
    Washington Trust Bancorp, Inc.           18,309   1,014,319       0.0%
    Waterstone Financial, Inc.               36,010     617,571       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                              --------- -------------- ---------------
Financials -- (Continued)
#   Webster Financial Corp.                      93,484 $    5,626,802       0.1%
    Wells Fargo & Co.                         1,393,576     72,410,209       0.8%
    WesBanco, Inc.                               55,738      2,441,324       0.0%
    West Bancorporation, Inc.                    19,598        477,211       0.0%
#   Westamerica Bancorporation                   27,388      1,528,524       0.0%
*   Western Alliance Bancorp                    101,538      5,988,711       0.1%
    Western New England Bancorp, Inc.            30,474        329,119       0.0%
    Westwood Holdings Group, Inc.                10,358        600,557       0.0%
    White Mountains Insurance Group, Ltd.         3,935      3,404,916       0.0%
    Willis Towers Watson P.L.C.                  46,472      6,901,557       0.1%
    Wintrust Financial Corp.                     49,595      4,436,273       0.1%
#   WisdomTree Investments, Inc.                128,595      1,359,249       0.0%
#*  World Acceptance Corp.                       12,817      1,313,742       0.0%
    WR Berkley Corp.                             70,607      5,264,458       0.1%
    WSFS Financial Corp.                         34,077      1,707,258       0.0%
    WVS Financial Corp.                             757         12,309       0.0%
    XL Group, Ltd.                              120,112      6,677,026       0.1%
    Zions Bancorporation                        135,981      7,444,960       0.1%
                                                        --------------      ----
Total Financials                                         1,717,780,615      19.3%
                                                        --------------      ----
Health Care -- (10.5%)
    Abaxis, Inc.                                 21,442      1,427,394       0.0%
    Abbott Laboratories                         386,097     22,443,819       0.3%
    AbbVie, Inc.                                250,876     24,222,078       0.3%
*   ABIOMED, Inc.                                10,100      3,039,595       0.0%
#*  Acadia Healthcare Co., Inc.                 100,717      3,583,511       0.1%
#*  Accuray, Inc.                                98,330        491,650       0.0%
    Aceto Corp.                                  29,551         74,469       0.0%
*   Achillion Pharmaceuticals, Inc.             154,515        582,522       0.0%
#*  Aclaris Therapeutics, Inc.                    2,329         41,340       0.0%
*   Acorda Therapeutics, Inc.                    70,254      1,622,867       0.0%
*   Addus HomeCare Corp.                         11,870        623,175       0.0%
#*  Aduro Biotech, Inc.                           9,515         65,654       0.0%
*   Adverum Biotechnologies, Inc.                58,537        365,856       0.0%
*   Aeglea BioTherapeutics, Inc.                  6,901         64,455       0.0%
    Aetna, Inc.                                 117,503     21,038,912       0.3%
    Agilent Technologies, Inc.                   72,031      4,735,318       0.1%
#*  Agios Pharmaceuticals, Inc.                   4,997        419,298       0.0%
*   Akorn, Inc.                                  88,469      1,276,608       0.0%
*   Albireo Pharma, Inc.                            741         22,652       0.0%
#*  Alder Biopharmaceuticals, Inc.               21,927        311,363       0.0%
#*  Aldeyra Therapeutics, Inc.                    1,500         11,775       0.0%
*   Alexion Pharmaceuticals, Inc.                11,999      1,411,442       0.0%
*   Align Technology, Inc.                       36,980      9,239,453       0.1%
#*  Alkermes P.L.C.                              16,011        708,807       0.0%
    Allergan P.L.C.                              68,827     10,575,269       0.1%
#*  Allscripts Healthcare Solutions, Inc.       188,849      2,194,425       0.0%
#*  Alnylam Pharmaceuticals, Inc.                15,913      1,504,256       0.0%
#*  AMAG Pharmaceuticals, Inc.                    7,668        157,577       0.0%
#*  Amedisys, Inc.                               26,906      1,778,218       0.0%
*   American Renal Associates Holdings, Inc.     12,009        175,932       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE+    OF NET ASSETS**
                                                    ------- ----------- ---------------
Health Care -- (Continued)
    AmerisourceBergen Corp.                          79,731 $ 7,222,034       0.1%
    Amgen, Inc.                                     109,613  19,125,276       0.2%
#*  AMN Healthcare Services, Inc.                    91,877   6,141,977       0.1%
*   Amphastar Pharmaceuticals, Inc.                  37,582     717,440       0.0%
    Analogic Corp.                                   14,391   1,195,892       0.0%
*   AngioDynamics, Inc.                              50,849     985,454       0.0%
*   ANI Pharmaceuticals, Inc.                        12,621     749,056       0.0%
*   Anika Therapeutics, Inc.                         16,824     740,424       0.0%
    Anthem, Inc.                                     83,721  19,757,319       0.2%
#*  Apollo Endosurgery, Inc.                          3,804      21,873       0.0%
*   Applied Genetic Technologies Corp.                7,509      34,354       0.0%
#*  Aptevo Therapeutics, Inc.                        20,118      89,123       0.0%
#*  Aralez Pharmaceuticals, Inc.                      2,865       4,040       0.0%
#*  Aratana Therapeutics, Inc.                       16,787      86,453       0.0%
*   Ardelyx, Inc.                                    42,322     203,146       0.0%
#*  Assembly Biosciences, Inc.                        5,469     237,792       0.0%
#*  athenahealth, Inc.                               18,606   2,278,677       0.0%
    Atrion Corp.                                      1,573     978,563       0.0%
#*  aTyr Pharma, Inc.                                22,999      51,748       0.0%
*   Avexis, Inc.                                      3,124     664,350       0.0%
    Baxter International, Inc.                      101,472   7,052,304       0.1%
    Becton Dickinson and Co.                         26,825   6,219,913       0.1%
*   Bio-Rad Laboratories, Inc. Class A               18,090   4,589,614       0.1%
#*  Bio-Rad Laboratories, Inc. Class B                  630     173,927       0.0%
    Bio-Techne Corp.                                 19,795   2,987,263       0.0%
*   Biogen, Inc.                                     35,325   9,664,920       0.1%
#*  BioMarin Pharmaceutical, Inc.                    24,458   2,042,488       0.0%
#*  BioScrip, Inc.                                    8,203      21,574       0.0%
*   BioSpecifics Technologies Corp.                   7,011     297,407       0.0%
#*  BioTelemetry, Inc.                               40,786   1,558,025       0.0%
#*  Bluebird Bio, Inc.                               10,914   1,857,017       0.0%
*   Boston Scientific Corp.                         257,387   7,392,155       0.1%
#*  Bovie Medical Corp.                               6,717      23,442       0.0%
    Bristol-Myers Squibb Co.                        193,364  10,080,065       0.1%
*   Brookdale Senior Living, Inc.                   176,689   1,279,228       0.0%
    Bruker Corp.                                     82,630   2,440,064       0.0%
#*  Cambrex Corp.                                    53,365   2,825,677       0.0%
    Cantel Medical Corp.                             27,844   3,120,477       0.0%
#*  Capital Senior Living Corp.                      30,415     357,376       0.0%
#*  Cara Therapeutics, Inc.                          12,849     159,071       0.0%
#   Cardinal Health, Inc.                            56,563   3,629,648       0.1%
#*  Castlight Health, Inc. Class B                    8,827      33,101       0.0%
#*  Catalent, Inc.                                  140,973   5,795,400       0.1%
*   Celgene Corp.                                    64,531   5,620,650       0.1%
#*  Celldex Therapeutics, Inc.                       86,545      64,043       0.0%
#*  Cellular Biomedicine Group, Inc.                  1,300      24,505       0.0%
*   Centene Corp.                                    96,041  10,428,132       0.1%
*   Cerner Corp.                                     39,979   2,328,777       0.0%
*   Charles River Laboratories International, Inc.   56,690   5,906,531       0.1%
    Chemed Corp.                                     14,479   4,462,717       0.1%
*   ChemoCentryx, Inc.                               12,313     134,581       0.0%
*   Chimerix, Inc.                                   43,891     201,021       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                       SHARES    VALUE+    OF NET ASSETS**
                                       ------- ----------- ---------------
Health Care -- (Continued)
#*  Cidara Therapeutics, Inc.            3,901 $    16,774       0.0%
    Cigna Corp.                         70,425  12,100,423       0.1%
*   Civitas Solutions, Inc.             11,943     170,188       0.0%
#*  Community Health Systems, Inc.     140,707     531,872       0.0%
#   Computer Programs & Systems, Inc.    2,823      84,267       0.0%
#*  Concert Pharmaceuticals, Inc.       27,172     495,889       0.0%
#*  ConforMIS, Inc.                      5,130       6,643       0.0%
    CONMED Corp.                        22,448   1,459,793       0.0%
    Cooper Cos., Inc. (The)             19,448   4,447,952       0.1%
#*  Corcept Therapeutics, Inc.          78,879   1,315,702       0.0%
*   CorVel Corp.                        19,547     958,780       0.0%
#*  Corvus Pharmaceuticals, Inc.         3,905      37,488       0.0%
#*  Cotiviti Holdings, Inc.             21,948     758,084       0.0%
*   Cross Country Healthcare, Inc.      34,927     439,382       0.0%
*   CryoLife, Inc.                      34,272     769,406       0.0%
#*  Cumberland Pharmaceuticals, Inc.    12,297      79,808       0.0%
*   Cutera, Inc.                         8,996     451,149       0.0%
    CVS Health Corp.                   339,252  23,689,967       0.3%
    Danaher Corp.                      129,798  13,021,335       0.2%
*   DaVita, Inc.                       123,398   7,748,160       0.1%
    DENTSPLY SIRONA, Inc.               93,488   4,706,186       0.1%
#*  Depomed, Inc.                       63,057     395,998       0.0%
#*  Dermira, Inc.                       19,724     179,686       0.0%
#*  DexCom, Inc.                         8,806     644,423       0.0%
    Digirad Corp.                        8,621      12,932       0.0%
#*  Diplomat Pharmacy, Inc.             66,398   1,446,812       0.0%
#*  Eagle Pharmaceuticals, Inc.          6,909     359,337       0.0%
*   Edwards Lifesciences Corp.          35,600   4,534,016       0.1%
    Eli Lilly & Co.                     85,939   6,967,075       0.1%
*   Emergent BioSolutions, Inc.         50,168   2,601,712       0.0%
*   Enanta Pharmaceuticals, Inc.         9,521     885,929       0.0%
    Encompass Health Corp.             142,870   8,689,353       0.1%
#*  Endo International P.L.C.          170,953     979,561       0.0%
    Ensign Group, Inc. (The)            64,263   1,791,010       0.0%
#*  Envision Healthcare Corp.           46,466   1,727,141       0.0%
*   Enzo Biochem, Inc.                  64,190     385,140       0.0%
#*  Evolent Health, Inc. Class A        53,527     883,196       0.0%
#*  Exact Sciences Corp.                11,578     579,016       0.0%
*   Exelixis, Inc.                     155,630   3,240,217       0.1%
*   Express Scripts Holding Co.        252,286  19,098,050       0.2%
#*  Five Prime Therapeutics, Inc.       13,424     224,852       0.0%
*   FONAR Corp.                          4,738     134,796       0.0%
#*  Fulgent Genetics, Inc.               2,085       8,319       0.0%
    Gilead Sciences, Inc.              347,506  25,100,358       0.3%
*   Globus Medical, Inc. Class A        69,048   3,534,567       0.1%
*   Haemonetics Corp.                   39,988   3,120,664       0.0%
#*  Halozyme Therapeutics, Inc.         60,390   1,143,183       0.0%
*   Halyard Health, Inc.                60,076   2,845,800       0.0%
#*  Hanger, Inc.                        14,155     259,037       0.0%
*   Harvard Bioscience, Inc.            31,221     179,521       0.0%
    HCA Healthcare, Inc.                21,318   2,040,985       0.0%
#*  HealthEquity, Inc.                  18,032   1,184,161       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------- ----------- ---------------
Health Care -- (Continued)
    HealthStream, Inc.                     31,090 $   720,977       0.0%
#*  Henry Schein, Inc.                     56,646   4,305,096       0.1%
#*  Heska Corp.                             2,600     212,212       0.0%
    Hill-Rom Holdings, Inc.                85,379   7,328,080       0.1%
*   HMS Holdings Corp.                     71,942   1,295,675       0.0%
#*  Hologic, Inc.                         197,703   7,668,899       0.1%
#*  Horizon Pharma P.L.C.                 184,545   2,443,376       0.0%
    Humana, Inc.                           62,179  18,291,818       0.2%
*   ICU Medical, Inc.                      14,886   3,746,806       0.1%
*   IDEXX Laboratories, Inc.               26,214   5,098,361       0.1%
*   Illumina, Inc.                          8,304   2,000,683       0.0%
#*  Impax Laboratories, Inc.               55,363   1,040,824       0.0%
#*  Incyte Corp.                           25,048   1,551,473       0.0%
#*  Infinity Pharmaceuticals, Inc.         17,364      38,201       0.0%
#*  Innoviva, Inc.                         71,348   1,034,546       0.0%
*   Inogen, Inc.                           10,076   1,416,484       0.0%
#*  Inovalon Holdings, Inc. Class A         9,916     104,614       0.0%
#*  Insulet Corp.                           6,319     543,434       0.0%
*   Integer Holdings Corp.                 26,683   1,464,897       0.0%
#*  Integra LifeSciences Holdings Corp.    56,322   3,471,125       0.1%
#*  Intra-Cellular Therapies, Inc.         43,710     761,428       0.0%
*   IntriCon Corp.                          3,283      76,494       0.0%
*   Intuitive Surgical, Inc.                9,063   3,994,789       0.1%
#   Invacare Corp.                         44,292     806,114       0.0%
#*  Ionis Pharmaceuticals, Inc.            12,017     517,092       0.0%
*   IQVIA Holdings, Inc.                   30,756   2,945,195       0.0%
*   IRIDEX Corp.                            3,478      19,059       0.0%
#*  Jazz Pharmaceuticals P.L.C.            27,207   4,136,552       0.1%
    Johnson & Johnson                     524,505  66,344,637       0.8%
#*  Jounce Therapeutics, Inc.               4,745      97,700       0.0%
#*  Juniper Pharmaceuticals, Inc.           1,325      10,799       0.0%
#*  K2M Group Holdings, Inc.                1,000      19,100       0.0%
*   Karyopharm Therapeutics, Inc.          20,164     263,745       0.0%
    Kewaunee Scientific Corp.               1,276      44,086       0.0%
*   Kindred Biosciences, Inc.              33,036     302,279       0.0%
    Kindred Healthcare, Inc.               80,963     720,571       0.0%
*   Laboratory Corp. of America Holdings   49,238   8,407,388       0.1%
#*  Lannett Co., Inc.                      25,229     393,572       0.0%
*   Lantheus Holdings, Inc.                52,402     932,756       0.0%
#   LeMaitre Vascular, Inc.                18,926     595,223       0.0%
*   LHC Group, Inc.                        34,655   2,579,025       0.0%
*   LifePoint Health, Inc.                 48,711   2,333,257       0.0%
#*  Ligand Pharmaceuticals, Inc.           11,658   1,805,241       0.0%
#*  Lipocine, Inc.                          7,403      11,549       0.0%
*   LivaNova P.L.C.                        31,013   2,753,334       0.0%
    Luminex Corp.                          40,939     874,048       0.0%
*   Magellan Health, Inc.                  28,756   2,411,191       0.0%
#*  Mallinckrodt P.L.C.                     7,214      93,782       0.0%
*   Masimo Corp.                           49,812   4,469,631       0.1%
    McKesson Corp.                         38,944   6,083,442       0.1%
#*  Medidata Solutions, Inc.                6,301     449,639       0.0%
*   MEDNAX, Inc.                           68,590   3,148,967       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                        --------- ----------- ---------------
Health Care -- (Continued)
#*  Medpace Holdings, Inc.                 24,593 $   909,695       0.0%
    Medtronic P.L.C.                      230,678  18,484,228       0.2%
*   MEI Pharma, Inc.                       12,900      28,896       0.0%
#*  Melinta Therapeutics, Inc.              7,641      51,959       0.0%
    Merck & Co., Inc.                     600,469  35,349,610       0.4%
#   Meridian Bioscience, Inc.              67,232     981,587       0.0%
*   Merit Medical Systems, Inc.            40,323   1,955,666       0.0%
#   Merrimack Pharmaceuticals, Inc.         6,647      56,367       0.0%
*   Mettler-Toledo International, Inc.      7,195   4,028,696       0.1%
#*  Minerva Neurosciences, Inc.             9,337      61,157       0.0%
#*  Mirati Therapeutics, Inc.               8,423     259,428       0.0%
*   Misonix, Inc.                             434       4,774       0.0%
#*  Molecular Templates, Inc.               3,698      32,616       0.0%
#*  Molina Healthcare, Inc.                66,038   5,497,663       0.1%
*   Momenta Pharmaceuticals, Inc.          53,650   1,115,920       0.0%
*   Mylan NV                              129,164   5,006,397       0.1%
*   Myriad Genetics, Inc.                  70,310   1,989,070       0.0%
    National HealthCare Corp.              12,018     736,463       0.0%
    National Research Corp.                10,330     337,791       0.0%
*   Natus Medical, Inc.                    27,143     897,076       0.0%
#*  Nektar Therapeutics                     6,556     548,475       0.0%
*   Neogen Corp.                           31,394   2,139,501       0.0%
#*  NeoGenomics, Inc.                       8,413      80,597       0.0%
#*  Neurocrine Biosciences, Inc.            9,115     739,044       0.0%
#*  NuVasive, Inc.                         65,453   3,482,754       0.1%
*   Nuvectra Corp.                          5,940      76,507       0.0%
*   Omnicell, Inc.                         30,382   1,309,464       0.0%
*   Ophthotech Corp.                       19,992      52,579       0.0%
#*  OPKO Health, Inc.                      81,307     247,173       0.0%
*   OraSure Technologies, Inc.             52,558     931,853       0.0%
*   Orthofix International NV              17,361   1,059,368       0.0%
*   Otonomy, Inc.                          16,684      62,565       0.0%
#   Owens & Minor, Inc.                    56,930     925,113       0.0%
#   Patterson Cos., Inc.                   94,217   2,193,372       0.0%
#*  PDL BioPharma, Inc.                   183,404     535,540       0.0%
#   PerkinElmer, Inc.                      64,288   4,716,168       0.1%
#   Perrigo Co. P.L.C.                     11,483     897,282       0.0%
*   Pfenex, Inc.                            2,902      16,135       0.0%
    Pfizer, Inc.                        2,030,930  74,352,347       0.9%
    Phibro Animal Health Corp. Class A     21,512     909,958       0.0%
*   PRA Health Sciences, Inc.              51,907   4,265,198       0.1%
#*  Premier, Inc. Class A                  63,810   2,105,092       0.0%
#*  Prestige Brands Holdings, Inc.         59,288   1,745,439       0.0%
*   Providence Service Corp. (The)         14,660   1,112,401       0.0%
    Psychemedics Corp.                        478      10,067       0.0%
*   PTC Therapeutics, Inc.                 20,137     558,399       0.0%
*   Quality Systems, Inc.                  62,291     836,568       0.0%
    Quest Diagnostics, Inc.                83,636   8,463,963       0.1%
*   Quidel Corp.                           31,504   1,786,277       0.0%
#*  Quorum Health Corp.                    30,755     216,823       0.0%
#*  R1 RCM, Inc.                          104,507     776,487       0.0%
*   RadNet, Inc.                           39,944     529,258       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Health Care -- (Continued)
*   Regeneron Pharmaceuticals, Inc.           10,000 $ 3,036,800       0.0%
#*  Repligen Corp.                            35,241   1,303,917       0.0%
    ResMed, Inc.                              46,588   4,409,088       0.1%
#*  Retrophin, Inc.                           30,427     763,718       0.0%
#*  Rocket Pharmaceuticals, Inc.               1,075      18,533       0.0%
*   RTI Surgical, Inc.                        61,505     270,622       0.0%
#*  Sage Therapeutics, Inc.                    3,068     441,547       0.0%
#*  Sarepta Therapeutics, Inc.                11,676     891,579       0.0%
*   Savara, Inc.                               4,259      39,438       0.0%
*   SeaSpine Holdings Corp.                   10,139     116,700       0.0%
#*  Seattle Genetics, Inc.                    15,800     808,802       0.0%
*   Select Medical Holdings Corp.            191,155   3,450,348       0.1%
#*  Sierra Oncology, Inc.                     37,708      77,678       0.0%
#   Simulations Plus, Inc.                     6,759     111,186       0.0%
#*  Spectrum Pharmaceuticals, Inc.            59,028     939,726       0.0%
#*  Stemline Therapeutics, Inc.                8,015     137,858       0.0%
#   STERIS P.L.C.                             28,198   2,665,275       0.0%
    Stryker Corp.                             29,390   4,979,254       0.1%
#*  Supernus Pharmaceuticals, Inc.            54,153   2,539,776       0.0%
*   Surmodics, Inc.                           12,709     474,681       0.0%
#*  Syndax Pharmaceuticals, Inc.              11,973     124,998       0.0%
#*  Syneos Health, Inc.                       67,961   2,589,314       0.0%
#*  Synlogic, Inc.                             2,001      26,373       0.0%
#*  Taro Pharmaceutical Industries, Ltd.      22,175   2,261,406       0.0%
    Teleflex, Inc.                            31,841   8,529,567       0.1%
#*  Tenet Healthcare Corp.                   142,502   3,411,498       0.1%
#*  Tetraphase Pharmaceuticals, Inc.          51,897     167,108       0.0%
    Thermo Fisher Scientific, Inc.            99,017  20,828,226       0.2%
#*  Tivity Health, Inc.                       50,493   1,815,223       0.0%
#*  Trevena, Inc.                             10,400      19,344       0.0%
*   Triple-S Management Corp. Class B         20,667     585,909       0.0%
*   United Therapeutics Corp.                 63,752   7,019,733       0.1%
    UnitedHealth Group, Inc.                 234,939  55,539,580       0.6%
    Universal Health Services, Inc. Class B   54,205   6,190,211       0.1%
    US Physical Therapy, Inc.                 15,992   1,459,270       0.0%
    Utah Medical Products, Inc.                2,921     296,628       0.0%
#*  Varex Imaging Corp.                       46,958   1,690,018       0.0%
#*  Varian Medical Systems, Inc.              15,976   1,846,666       0.0%
*   VBI Vaccines, Inc.                         3,707      11,603       0.0%
*   Veeva Systems, Inc. Class A               25,160   1,764,471       0.0%
*   Vertex Pharmaceuticals, Inc.              13,281   2,034,118       0.0%
*   Waters Corp.                              11,900   2,242,079       0.0%
*   WellCare Health Plans, Inc.               46,674   9,575,638       0.1%
#   West Pharmaceutical Services, Inc.        46,887   4,135,902       0.1%
#*  Xencor, Inc.                              11,119     322,340       0.0%
#*  XOMA Corp.                                 4,449     105,975       0.0%
#*  Zafgen, Inc.                              12,728      86,423       0.0%
    Zimmer Biomet Holdings, Inc.              41,888   4,824,241       0.1%
    Zoetis, Inc.                             102,206   8,532,157       0.1%
#*  Zogenix, Inc.                              4,432     174,178       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                           SHARES      VALUE+     OF NET ASSETS**
                                           ------- -------------- ---------------
Health Care -- (Continued)
#*  Zynerba Pharmaceuticals, Inc.            3,973 $       40,803       0.0%
                                                   --------------      ----
Total Health Care                                   1,000,105,507      11.2%
                                                   --------------      ----
Industrials -- (13.4%)
    3M Co.                                  90,702     17,631,562       0.2%
#   AAON, Inc.                              74,999      2,549,966       0.0%
    AAR Corp.                               59,943      2,595,532       0.0%
    ABM Industries, Inc.                    89,604      2,789,373       0.0%
*   Acacia Research Corp.                   23,858         87,082       0.0%
    ACCO Brands Corp.                      129,368      1,558,884       0.0%
    Acme United Corp.                        1,355         28,943       0.0%
#   Actuant Corp. Class A                   66,466      1,565,274       0.0%
#   Acuity Brands, Inc.                     22,074      2,643,803       0.0%
*   Advanced Disposal Services, Inc.         9,497        209,314       0.0%
#   Advanced Drainage Systems, Inc.         61,211      1,542,517       0.0%
*   AECOM                                  172,682      5,947,168       0.1%
*   Aegion Corp.                            26,023        590,462       0.0%
#*  Aerojet Rocketdyne Holdings, Inc.      104,397      2,916,852       0.0%
#*  Aerovironment, Inc.                     26,314      1,434,113       0.0%
    AGCO Corp.                             100,922      6,325,791       0.1%
    Air Lease Corp.                        130,689      5,448,424       0.1%
*   Air Transport Services Group, Inc.     129,829      2,627,739       0.0%
    Alamo Group, Inc.                       12,591      1,378,337       0.0%
#   Alaska Air Group, Inc.                 101,132      6,566,501       0.1%
    Albany International Corp. Class A      35,332      2,089,888       0.0%
#   Allegiant Travel Co.                    18,727      3,001,002       0.0%
#   Allegion P.L.C.                         33,014      2,548,021       0.0%
    Allied Motion Technologies, Inc.        12,549        500,329       0.0%
    Allison Transmission Holdings, Inc.    154,911      6,039,980       0.1%
    Altra Industrial Motion Corp.           36,432      1,517,393       0.0%
#   AMERCO                                  15,147      5,112,415       0.1%
*   Ameresco, Inc. Class A                  23,292        276,010       0.0%
#   American Airlines Group, Inc.           69,511      2,984,107       0.0%
#   American Railcar Industries, Inc.       15,398        584,354       0.0%
*   American Woodmark Corp.                 22,313      1,834,129       0.0%
    AMETEK, Inc.                            88,506      6,177,719       0.1%
*   AMREP Corp.                              2,552         18,438       0.0%
    AO Smith Corp.                          70,800      4,343,580       0.1%
#   Apogee Enterprises, Inc.                34,742      1,428,244       0.0%
    Applied Industrial Technologies, Inc.   47,968      3,067,554       0.0%
*   ARC Document Solutions, Inc.            42,825         94,215       0.0%
    ArcBest Corp.                           18,043        579,180       0.0%
    Arconic, Inc.                          156,571      2,788,530       0.0%
    Argan, Inc.                             30,716      1,228,640       0.0%
*   Armstrong Flooring, Inc.                34,801        429,792       0.0%
*   Armstrong World Industries, Inc.        46,547      2,606,632       0.0%
*   Arotech Corp.                            6,813         21,802       0.0%
*   ASGN, Inc.                              61,338      4,945,683       0.1%
#   Astec Industries, Inc.                  26,181      1,454,616       0.0%
#*  Astronics Corp.                         25,320        926,206       0.0%
#*  Astronics Corp. Class B                  9,797        357,688       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE+    OF NET ASSETS**
                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   Atkore International Group, Inc.              39,966 $   710,196       0.0%
#*  Atlas Air Worldwide Holdings, Inc.            32,530   2,062,402       0.0%
#*  Avis Budget Group, Inc.                      115,605   5,712,043       0.1%
#*  Axon Enterprise, Inc.                         31,200   1,309,776       0.0%
#   AZZ, Inc.                                     30,171   1,344,118       0.0%
    Barnes Group, Inc.                            72,582   4,030,478       0.1%
    Barrett Business Services, Inc.               11,192     979,524       0.0%
*   Beacon Roofing Supply, Inc.                   66,368   3,248,714       0.0%
#   BG Staffing, Inc.                              2,813      53,644       0.0%
#*  Blue Bird Corp.                               10,727     254,766       0.0%
#*  BlueLinx Holdings, Inc.                       11,904     478,779       0.0%
*   BMC Stock Holdings, Inc.                      76,229   1,314,950       0.0%
    Boeing Co. (The)                              94,365  31,476,389       0.4%
    Brady Corp. Class A                           49,275   1,793,610       0.0%
    Briggs & Stratton Corp.                       42,376     764,039       0.0%
    Brink's Co. (The)                             68,053   5,022,311       0.1%
*   Builders FirstSource, Inc.                   128,117   2,335,573       0.0%
    BWX Technologies, Inc.                        88,203   5,980,163       0.1%
*   CAI International, Inc.                       23,439     526,909       0.0%
    Carlisle Cos., Inc.                           46,196   4,976,695       0.1%
*   Casella Waste Systems, Inc. Class A           42,430   1,039,959       0.0%
    Caterpillar, Inc.                            126,177  18,214,912       0.2%
*   CBIZ, Inc.                                    74,325   1,382,445       0.0%
    CECO Environmental Corp.                      35,553     167,099       0.0%
#   CH Robinson Worldwide, Inc.                   25,800   2,374,374       0.0%
#*  Chart Industries, Inc.                        43,585   2,473,013       0.0%
#   Chicago Bridge & Iron Co. NV                  46,116     696,352       0.0%
#*  Cimpress NV                                   38,848   5,586,731       0.1%
    Cintas Corp.                                  43,381   7,387,784       0.1%
#   CIRCOR International, Inc.                    23,971   1,015,651       0.0%
*   Civeo Corp.                                  121,442     406,831       0.0%
*   Clean Harbors, Inc.                           71,334   3,267,097       0.0%
#*  Colfax Corp.                                  97,120   3,011,691       0.0%
    Columbus McKinnon Corp.                       23,037     826,568       0.0%
    Comfort Systems USA, Inc.                     42,870   1,809,114       0.0%
#*  Command Security Corp.                           800       2,248       0.0%
*   Commercial Vehicle Group, Inc.                56,952     382,148       0.0%
    CompX International, Inc.                        294       4,043       0.0%
*   Continental Building Products, Inc.           54,709   1,537,323       0.0%
    Copa Holdings SA Class A                      29,180   3,419,021       0.1%
#*  Copart, Inc.                                 150,908   7,708,381       0.1%
#   Costamare, Inc.                               46,857     318,159       0.0%
*   CoStar Group, Inc.                             7,205   2,641,785       0.0%
#   Covanta Holding Corp.                        255,051   3,800,260       0.1%
*   Covenant Transportation Group, Inc. Class A   19,763     548,423       0.0%
#*  CPI Aerostructures, Inc.                       7,107      67,872       0.0%
    CRA International, Inc.                        9,617     543,072       0.0%
    Crane Co.                                     62,637   5,238,959       0.1%
*   CSW Industrials, Inc.                          5,379     233,180       0.0%
    CSX Corp.                                    311,864  18,521,603       0.2%
#   Cubic Corp.                                   30,162   1,862,504       0.0%
    Cummins, Inc.                                 50,480   8,069,733       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE+    OF NET ASSETS**
                                                  --------- ----------- ---------------
Industrials -- (Continued)
    Curtiss-Wright Corp.                             47,705 $ 6,108,148       0.1%
    Deere & Co.                                      56,773   7,683,090       0.1%
    Delta Air Lines, Inc.                           338,350  17,668,637       0.2%
    Deluxe Corp.                                     63,252   4,335,292       0.1%
    DMC Global, Inc.                                 14,992     580,190       0.0%
#   Donaldson Co., Inc.                              88,075   3,898,199       0.1%
    Douglas Dynamics, Inc.                           35,005   1,461,459       0.0%
    Dover Corp.                                      75,406   6,990,136       0.1%
*   Ducommun, Inc.                                   13,169     383,086       0.0%
    Dun & Bradstreet Corp. (The)                     16,078   1,853,954       0.0%
*   DXP Enterprises, Inc.                            19,774     717,796       0.0%
#*  Dycom Industries, Inc.                           45,595   4,735,497       0.1%
*   Eagle Bulk Shipping, Inc.                         1,785       9,032       0.0%
    Eastern Co. (The)                                 4,389     124,648       0.0%
    Eaton Corp. P.L.C.                              113,513   8,516,880       0.1%
#*  Echo Global Logistics, Inc.                      38,202   1,042,915       0.0%
    Ecology and Environment, Inc. Class A               903      11,784       0.0%
    EMCOR Group, Inc.                                63,337   4,660,970       0.1%
    Emerson Electric Co.                             88,564   5,881,535       0.1%
    Encore Wire Corp.                                26,699   1,405,702       0.0%
    EnerSys                                          46,650   3,198,324       0.0%
*   Engility Holdings, Inc.                          26,006     661,073       0.0%
    Ennis, Inc.                                      34,457     616,780       0.0%
    EnPro Industries, Inc.                           24,771   1,861,541       0.0%
#   Equifax, Inc.                                    42,708   4,785,431       0.1%
    ESCO Technologies, Inc.                          25,975   1,450,704       0.0%
    Espey Manufacturing & Electronics Corp.           1,611      42,772       0.0%
    Essendant, Inc.                                  42,919     319,317       0.0%
*   Esterline Technologies Corp.                     35,111   2,522,725       0.0%
#*  ExOne Co. (The)                                   9,959      68,916       0.0%
#   Expeditors International of Washington, Inc.     33,208   2,120,663       0.0%
    Exponent, Inc.                                   25,000   2,160,000       0.0%
#   Fastenal Co.                                     61,990   3,098,880       0.0%
    Federal Signal Corp.                             71,942   1,558,264       0.0%
    FedEx Corp.                                      96,271  23,798,191       0.3%
#   Flowserve Corp.                                  61,353   2,724,687       0.0%
    Fluor Corp.                                      74,745   4,406,218       0.1%
    Forrester Research, Inc.                         20,341     809,572       0.0%
    Fortive Corp.                                    61,537   4,326,666       0.1%
    Fortune Brands Home & Security, Inc.             69,039   3,775,743       0.1%
    Forward Air Corp.                                36,968   1,995,902       0.0%
*   Franklin Covey Co.                               13,311     324,788       0.0%
    Franklin Electric Co., Inc.                      45,772   1,876,652       0.0%
    FreightCar America, Inc.                         12,603     175,686       0.0%
*   FTI Consulting, Inc.                             59,748   3,489,283       0.1%
*   Gardner Denver Holdings, Inc.                    42,956   1,358,698       0.0%
#   GATX Corp.                                       35,809   2,336,179       0.0%
*   Gencor Industries, Inc.                          11,809     183,630       0.0%
#*  Generac Holdings, Inc.                           82,517   3,714,090       0.1%
#   General Cable Corp.                              39,125   1,160,056       0.0%
    General Dynamics Corp.                           64,163  12,916,654       0.2%
    General Electric Co.                          1,355,402  19,070,506       0.2%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Industrials -- (Continued)
#*  Genesee & Wyoming, Inc. Class A            58,444 $ 4,161,213       0.1%
*   Gibraltar Industries, Inc.                 36,956   1,299,003       0.0%
    Global Brass & Copper Holdings, Inc.       38,744   1,162,320       0.0%
*   GMS, Inc.                                  50,241   1,565,510       0.0%
*   Goldfield Corp. (The)                      31,656     132,955       0.0%
    Gorman-Rupp Co. (The)                      35,293   1,111,024       0.0%
*   GP Strategies Corp.                        20,022     417,459       0.0%
    Graco, Inc.                                93,951   4,132,904       0.1%
    Graham Corp.                                7,838     169,144       0.0%
    Granite Construction, Inc.                 41,096   2,152,608       0.0%
*   Great Lakes Dredge & Dock Corp.            62,966     289,644       0.0%
#   Greenbrier Cos., Inc. (The)                19,443     852,576       0.0%
    Griffon Corp.                              56,022   1,114,838       0.0%
    H&E Equipment Services, Inc.               54,015   1,747,385       0.0%
    Hardinge, Inc.                              9,158     167,958       0.0%
    Harris Corp.                               69,174  10,820,197       0.1%
*   Harsco Corp.                              108,658   2,222,056       0.0%
    Hawaiian Holdings, Inc.                    87,798   3,617,278       0.1%
*   HD Supply Holdings, Inc.                  120,942   4,681,665       0.1%
#   Healthcare Services Group, Inc.            24,507     946,705       0.0%
#   Heartland Express, Inc.                   115,676   2,062,503       0.0%
#   HEICO Corp.                                34,417   3,023,533       0.0%
    HEICO Corp. Class A                        50,278   3,627,558       0.1%
    Heidrick & Struggles International, Inc.   25,795     971,182       0.0%
#*  Herc Holdings, Inc.                        39,361   2,072,357       0.0%
*   Heritage-Crystal Clean, Inc.               16,802     355,362       0.0%
    Herman Miller, Inc.                        85,547   2,626,293       0.0%
#*  Hertz Global Holdings, Inc.               107,058   2,344,570       0.0%
    Hexcel Corp.                              107,617   7,153,302       0.1%
*   Hill International, Inc.                   33,244     176,193       0.0%
    Hillenbrand, Inc.                         103,461   4,795,417       0.1%
    HNI Corp.                                  59,435   1,984,535       0.0%
    Honeywell International, Inc.             133,998  19,386,831       0.2%
*   Houston Wire & Cable Co.                   12,789      92,081       0.0%
*   Hub Group, Inc. Class A                    38,908   1,710,007       0.0%
    Hubbell, Inc.                              42,593   4,423,709       0.1%
*   Hudson Global, Inc.                        18,692      35,141       0.0%
#*  Hudson Technologies, Inc.                  37,672     165,003       0.0%
    Huntington Ingalls Industries, Inc.        41,775  10,160,098       0.1%
    Hurco Cos., Inc.                            8,108     358,374       0.0%
*   Huron Consulting Group, Inc.               28,531   1,068,486       0.0%
#*  Huttig Building Products, Inc.              5,571      34,596       0.0%
    Hyster-Yale Materials Handling, Inc.       12,889     917,697       0.0%
    ICF International, Inc.                    21,044   1,412,052       0.0%
    IDEX Corp.                                 33,656   4,498,461       0.1%
#*  IES Holdings, Inc.                         14,183     239,693       0.0%
    Illinois Tool Works, Inc.                  40,408   5,738,744       0.1%
    Ingersoll-Rand P.L.C.                     122,624  10,286,927       0.1%
*   InnerWorkings, Inc.                        85,242     860,944       0.0%
*   Innovative Solutions & Support, Inc.       12,137      43,572       0.0%
    Insperity, Inc.                            52,346   4,200,766       0.1%
#   Insteel Industries, Inc.                   26,337     790,900       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES    VALUE+   OF NET ASSETS**
                                                ------- ---------- ---------------
Industrials -- (Continued)
    Interface, Inc.                              77,195 $1,698,290       0.0%
*   Intersections, Inc.                           8,431     14,839       0.0%
    ITT, Inc.                                    91,601  4,478,373       0.1%
    Jacobs Engineering Group, Inc.               73,738  4,283,440       0.1%
#   JB Hunt Transport Services, Inc.             31,933  3,749,892       0.1%
#*  JELD-WEN Holding, Inc.                       68,370  1,921,881       0.0%
*   JetBlue Airways Corp.                       291,480  5,593,501       0.1%
#   John Bean Technologies Corp.                 22,217  2,393,882       0.0%
    Johnson Controls International P.L.C.       194,706  6,594,692       0.1%
    Kadant, Inc.                                 11,578  1,068,071       0.0%
    Kaman Corp.                                  34,460  2,089,654       0.0%
    Kansas City Southern                         50,400  5,374,152       0.1%
    KAR Auction Services, Inc.                  149,684  7,782,071       0.1%
    KBR, Inc.                                   179,400  2,994,186       0.0%
    Kelly Services, Inc. Class A                 39,350  1,151,381       0.0%
#   Kennametal, Inc.                             85,843  3,128,977       0.0%
#*  KeyW Holding Corp. (The)                     22,245    172,176       0.0%
    Kforce, Inc.                                 46,792  1,242,328       0.0%
    Kimball International, Inc. Class B          64,808  1,070,628       0.0%
*   Kirby Corp.                                  55,355  4,721,781       0.1%
*   KLX, Inc.                                    61,923  4,844,236       0.1%
#   Knight-Swift Transportation Holdings, Inc.  164,321  6,410,162       0.1%
    Knoll, Inc.                                  74,618  1,422,965       0.0%
    Korn/Ferry International                     64,344  3,439,830       0.1%
#*  Kratos Defense & Security Solutions, Inc.    89,968    900,580       0.0%
    L3 Technologies, Inc.                        41,625  8,153,505       0.1%
    Landstar System, Inc.                        25,129  2,554,363       0.0%
*   Lawson Products, Inc.                         6,294    145,706       0.0%
#*  Layne Christensen Co.                         5,229     73,781       0.0%
*   LB Foster Co. Class A                         9,303    219,086       0.0%
#   Lennox International, Inc.                   18,053  3,490,909       0.1%
*   Limbach Holdings, Inc.                        5,411     67,962       0.0%
    Lincoln Electric Holdings, Inc.              59,616  4,940,378       0.1%
#   Lindsay Corp.                                 9,824    863,137       0.0%
    Lockheed Martin Corp.                        22,535  7,230,129       0.1%
    LS Starrett Co. (The) Class A                 2,592     15,811       0.0%
    LSC Communications, Inc.                     38,495    672,893       0.0%
    LSI Industries, Inc.                         23,361    143,203       0.0%
*   Lydall, Inc.                                 20,704    923,398       0.0%
#   Macquarie Infrastructure Corp.               53,850  2,040,915       0.0%
*   Manitex International, Inc.                   7,005     72,081       0.0%
*   Manitowoc Co., Inc. (The)                    42,551  1,048,882       0.0%
    ManpowerGroup, Inc.                          45,721  4,376,414       0.1%
    Marten Transport, Ltd.                       39,888    777,816       0.0%
    Masco Corp.                                  55,907  2,117,198       0.0%
*   Masonite International Corp.                 39,489  2,396,982       0.0%
#*  MasTec, Inc.                                 84,560  3,720,640       0.1%
    Matson, Inc.                                 63,024  1,842,192       0.0%
#   Matthews International Corp. Class A         32,028  1,574,176       0.0%
    McGrath RentCorp                             33,064  1,948,462       0.0%
*   Mercury Systems, Inc.                        40,352  1,294,492       0.0%
*   Meritor, Inc.                                91,107  1,773,853       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Industrials -- (Continued)
#*  Middleby Corp. (The)                      30,215 $ 3,802,256       0.1%
*   Milacron Holdings Corp.                   88,603   1,597,512       0.0%
    Miller Industries, Inc.                   10,037     248,416       0.0%
*   Mistras Group, Inc.                       24,898     484,764       0.0%
#   Mobile Mini, Inc.                         52,321   2,197,482       0.0%
*   Moog, Inc. Class A                        38,692   3,171,583       0.0%
*   MRC Global, Inc.                         103,528   1,939,079       0.0%
    MSA Safety, Inc.                          37,215   3,231,751       0.0%
    MSC Industrial Direct Co., Inc. Class A   53,995   4,667,328       0.1%
    Mueller Industries, Inc.                  77,069   2,094,735       0.0%
    Mueller Water Products, Inc. Class A     222,744   2,180,664       0.0%
#   Multi-Color Corp.                         26,164   1,699,352       0.0%
*   MYR Group, Inc.                           25,013     750,390       0.0%
#   National Presto Industries, Inc.           5,948     569,521       0.0%
*   Navigant Consulting, Inc.                 61,700   1,319,763       0.0%
#*  Navistar International Corp.              42,927   1,494,289       0.0%
*   NCI Building Systems, Inc.                96,858   1,695,015       0.0%
#   Nielsen Holdings P.L.C.                  121,965   3,835,799       0.1%
*   NL Industries, Inc.                       39,645     303,284       0.0%
    NN, Inc.                                  34,001     690,220       0.0%
#   Nordson Corp.                             32,551   4,186,059       0.1%
    Norfolk Southern Corp.                    96,853  13,895,500       0.2%
    Northrop Grumman Corp.                    40,050  12,897,702       0.2%
#*  Northwest Pipe Co.                        11,077     218,549       0.0%
#*  NOW, Inc.                                132,766   1,610,452       0.0%
#*  NV5 Global, Inc.                           9,476     557,663       0.0%
    Old Dominion Freight Line, Inc.           78,404  10,495,159       0.1%
#   Omega Flex, Inc.                           3,089     201,712       0.0%
    Orbital ATK, Inc.                         45,415   6,012,038       0.1%
*   Orion Group Holdings, Inc.                23,155     140,319       0.0%
    Oshkosh Corp.                             78,392   5,656,767       0.1%
    Owens Corning                             95,607   6,261,302       0.1%
    PACCAR, Inc.                             120,517   7,673,317       0.1%
*   PAM Transportation Services, Inc.          4,411     158,752       0.0%
*   Pangaea Logistics Solutions, Ltd.          1,419       4,427       0.0%
    Park-Ohio Holdings Corp.                  13,662     517,790       0.0%
    Parker-Hannifin Corp.                     60,109   9,895,144       0.1%
*   Patrick Industries, Inc.                  40,792   2,321,065       0.0%
*   Patriot Transportation Holding, Inc.       1,695      30,680       0.0%
    Pendrell Corp.                               104      71,760       0.0%
    Pentair P.L.C.                            70,577   4,748,421       0.1%
*   Performant Financial Corp.                53,477     161,501       0.0%
*   Perma-Pipe International Holdings, Inc.    2,769      25,059       0.0%
*   PGT Innovations, Inc.                     98,942   1,726,538       0.0%
    Pitney Bowes, Inc.                        99,172   1,013,538       0.0%
    Powell Industries, Inc.                   12,073     362,794       0.0%
    Preformed Line Products Co.                3,763     253,062       0.0%
    Primoris Services Corp.                   62,925   1,610,251       0.0%
#*  Proto Labs, Inc.                          16,397   1,953,703       0.0%
    Quad/Graphics, Inc.                       60,556   1,496,339       0.0%
    Quanex Building Products Corp.            45,059     772,762       0.0%
*   Quanta Services, Inc.                    134,118   4,358,835       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE+    OF NET ASSETS**
                                               ------- ----------- ---------------
Industrials -- (Continued)
*   Radiant Logistics, Inc.                     37,034 $   130,730       0.0%
    Raven Industries, Inc.                      27,465   1,005,219       0.0%
    Raytheon Co.                                53,816  11,029,051       0.1%
#*  RBC Bearings, Inc.                          21,455   2,496,933       0.0%
    RCM Technologies, Inc.                       6,052      31,470       0.0%
#*  Red Violet, Inc.                               746       4,700       0.0%
    Regal Beloit Corp.                          39,620   2,820,944       0.0%
    Republic Services, Inc.                    147,636   9,549,096       0.1%
    Resources Connection, Inc.                  48,687     761,952       0.0%
    REV Group, Inc.                             43,274     781,096       0.0%
*   Rexnord Corp.                              127,123   3,497,154       0.1%
*   Roadrunner Transportation Systems, Inc.     11,701      25,157       0.0%
    Robert Half International, Inc.             53,347   3,240,830       0.0%
    Rockwell Automation, Inc.                   24,820   4,083,635       0.1%
    Rockwell Collins, Inc.                      55,667   7,378,104       0.1%
#   Rollins, Inc.                               57,217   2,776,169       0.0%
    Roper Technologies, Inc.                    24,323   6,425,893       0.1%
    RPX Corp.                                   63,418     686,817       0.0%
*   Rush Enterprises, Inc. Class A              39,175   1,599,515       0.0%
*   Rush Enterprises, Inc. Class B               1,308      50,894       0.0%
    Ryder System, Inc.                          86,863   5,857,172       0.1%
*   Saia, Inc.                                  33,038   2,182,160       0.0%
    Scorpio Bulkers, Inc.                        4,000      30,600       0.0%
#*  Sensata Technologies Holding P.L.C.        114,319   5,798,260       0.1%
*   SIFCO Industries, Inc.                       1,400       7,630       0.0%
#   Simpson Manufacturing Co., Inc.             48,044   2,627,046       0.0%
#*  SiteOne Landscape Supply, Inc.              29,597   2,027,395       0.0%
    SkyWest, Inc.                               65,586   3,731,843       0.1%
#   Snap-on, Inc.                               35,034   5,088,688       0.1%
    Southwest Airlines Co.                     295,122  15,591,295       0.2%
*   SP Plus Corp.                               26,783     941,422       0.0%
    Spartan Motors, Inc.                        27,820     496,587       0.0%
*   Sparton Corp.                                9,428     174,135       0.0%
    Spirit Aerosystems Holdings, Inc. Class A   77,839   6,255,920       0.1%
#*  Spirit Airlines, Inc.                       85,179   3,042,594       0.0%
*   SPX Corp.                                   32,236   1,019,947       0.0%
*   SPX FLOW, Inc.                              47,046   2,117,070       0.0%
    Standex International Corp.                 12,499   1,211,778       0.0%
    Stanley Black & Decker, Inc.                65,913   9,332,622       0.1%
    Steelcase, Inc. Class A                    110,818   1,468,339       0.0%
#*  Stericycle, Inc.                            33,348   1,957,861       0.0%
*   Sterling Construction Co., Inc.             23,119     257,314       0.0%
    Sun Hydraulics Corp.                        20,483     994,859       0.0%
#*  Team, Inc.                                  32,574     552,129       0.0%
*   Teledyne Technologies, Inc.                 36,672   6,860,964       0.1%
#   Tennant Co.                                 17,548   1,298,552       0.0%
#   Terex Corp.                                 88,348   3,226,469       0.0%
    Tetra Tech, Inc.                            57,145   2,765,818       0.0%
#*  Textainer Group Holdings, Ltd.              21,192     364,502       0.0%
    Textron, Inc.                              146,297   9,090,896       0.1%
*   Thermon Group Holdings, Inc.                36,693     836,233       0.0%
    Timken Co. (The)                            65,112   2,783,538       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Industrials -- (Continued)
    Titan International, Inc.                71,467 $   736,110       0.0%
*   Titan Machinery, Inc.                    28,047     541,868       0.0%
    Toro Co. (The)                           42,200   2,464,058       0.0%
#*  TPI Composites, Inc.                     22,901     518,708       0.0%
*   Transcat, Inc.                            4,552      75,108       0.0%
#   TransDigm Group, Inc.                     7,720   2,474,800       0.0%
*   TransUnion                               37,012   2,402,449       0.0%
*   Trex Co., Inc.                           29,072   3,019,999       0.0%
*   TriMas Corp.                             44,471   1,205,164       0.0%
#*  TriNet Group, Inc.                       49,031   2,532,451       0.0%
    Trinity Industries, Inc.                181,440   5,782,493       0.1%
    Triton International, Ltd.               91,269   2,830,252       0.0%
#   Triumph Group, Inc.                      64,705   1,530,273       0.0%
*   TrueBlue, Inc.                           49,115   1,308,915       0.0%
#*  Tutor Perini Corp.                       60,130   1,241,685       0.0%
*   Twin Disc, Inc.                           9,516     210,113       0.0%
*   Ultralife Corp.                           8,539      72,155       0.0%
    UniFirst Corp.                           15,110   2,426,666       0.0%
    Union Pacific Corp.                     237,535  31,741,802       0.4%
*   United Continental Holdings, Inc.       208,186  14,060,882       0.2%
    United Parcel Service, Inc. Class B      68,021   7,720,383       0.1%
*   United Rentals, Inc.                     99,066  14,859,900       0.2%
    United Technologies Corp.               294,265  35,355,940       0.4%
#*  Univar, Inc.                             61,641   1,698,826       0.0%
    Universal Forest Products, Inc.          69,816   2,225,734       0.0%
    Universal Logistics Holdings, Inc.       15,886     348,698       0.0%
#   US Ecology, Inc.                         28,025   1,493,733       0.0%
*   USA Truck, Inc.                           7,165     172,175       0.0%
#*  USG Corp.                               156,595   6,299,817       0.1%
    Valmont Industries, Inc.                 22,533   3,201,939       0.0%
*   Vectrus, Inc.                            12,323     443,628       0.0%
*   Verisk Analytics, Inc.                   34,197   3,640,271       0.1%
*   Veritiv Corp.                             7,458     283,777       0.0%
    Viad Corp.                               28,309   1,436,682       0.0%
#*  Vicor Corp.                              14,805     530,759       0.0%
    Virco Manufacturing Corp.                 2,861      12,016       0.0%
*   Volt Information Sciences, Inc.           6,239      16,845       0.0%
    VSE Corp.                                11,565     593,169       0.0%
#   Wabash National Corp.                    85,991   1,724,979       0.0%
*   WABCO Holdings, Inc.                     23,996   3,095,244       0.0%
#   Wabtec Corp.                             45,760   4,063,946       0.1%
*   WageWorks, Inc.                          16,036     667,899       0.0%
    Waste Management, Inc.                   99,177   8,062,098       0.1%
#   Watsco, Inc.                             25,533   4,274,735       0.1%
    Watsco, Inc. Class B                      1,750     298,375       0.0%
    Watts Water Technologies, Inc. Class A   28,582   2,129,359       0.0%
#*  Welbilt, Inc.                            98,969   1,896,246       0.0%
    Werner Enterprises, Inc.                 91,133   3,125,862       0.0%
*   Wesco Aircraft Holdings, Inc.           123,282   1,245,148       0.0%
*   WESCO International, Inc.                57,094   3,399,948       0.1%
#*  Willdan Group, Inc.                      10,968     313,685       0.0%
*   Willis Lease Finance Corp.                4,690     153,269       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
Industrials -- (Continued)
    Woodward, Inc.                        62,104 $    4,467,762       0.1%
#   WW Grainger, Inc.                     16,326      4,593,320       0.1%
#*  XPO Logistics, Inc.                  138,933     13,498,730       0.2%
    Xylem, Inc.                           89,170      6,500,493       0.1%
*   YRC Worldwide, Inc.                   37,803        314,521       0.0%
                                                 --------------      ----
Total Industrials                                 1,285,671,422      14.5%
                                                 --------------      ----
Information Technology -- (18.0%)
#*  2U, Inc.                               5,498        442,534       0.0%
#*  3D Systems Corp.                      25,017        251,171       0.0%
    Accenture P.L.C. Class A              70,682     10,687,118       0.1%
*   ACI Worldwide, Inc.                  159,421      3,706,538       0.1%
    Activision Blizzard, Inc.            161,228     10,697,478       0.1%
#*  Acxiom Corp.                          88,608      2,302,036       0.0%
*   Adobe Systems, Inc.                   24,312      5,387,539       0.1%
    ADTRAN, Inc.                          49,057        718,685       0.0%
*   Advanced Energy Industries, Inc.      52,100      3,102,555       0.0%
#*  Advanced Micro Devices, Inc.         235,948      2,567,114       0.0%
*   Agilysys, Inc.                        23,530        277,183       0.0%
*   Akamai Technologies, Inc.             77,383      5,544,492       0.1%
#*  ALJ Regional Holdings, Inc.           19,718         40,422       0.0%
    Alliance Data Systems Corp.           14,689      2,982,601       0.0%
*   Alpha & Omega Semiconductor, Ltd.     29,552        448,008       0.0%
*   Alphabet, Inc. Class A                34,523     35,164,437       0.4%
*   Alphabet, Inc. Class C                36,168     36,794,791       0.4%
#*  Ambarella, Inc.                       11,130        518,547       0.0%
    Amdocs, Ltd.                          55,413      3,726,524       0.1%
    American Software, Inc. Class A       20,122        256,757       0.0%
*   Amkor Technology, Inc.               306,919      2,541,289       0.0%
    Amphenol Corp. Class A                46,775      3,915,535       0.1%
*   Amtech Systems, Inc.                  13,453         93,229       0.0%
    Analog Devices, Inc.                 108,455      9,473,544       0.1%
#*  ANGI Homeservices, Inc. Class A       24,480        327,053       0.0%
*   Anixter International, Inc.           41,435      2,440,521       0.0%
*   ANSYS, Inc.                           28,861      4,665,669       0.1%
*   Appfolio, Inc. Class A                 7,360        352,912       0.0%
    Apple, Inc.                        1,125,427    185,988,066       2.1%
    Applied Materials, Inc.              164,824      8,186,808       0.1%
#*  Applied Optoelectronics, Inc.          4,364        139,473       0.0%
*   Arista Networks, Inc.                 18,089      4,785,445       0.1%
*   ARRIS International P.L.C.           153,620      4,147,740       0.1%
*   Arrow Electronics, Inc.               76,010      5,680,987       0.1%
#*  Aspen Technology, Inc.                42,849      3,760,000       0.1%
    AstroNova, Inc.                        3,998         71,364       0.0%
#*  Asure Software, Inc.                   5,929         89,765       0.0%
#*  Atlassian Corp. P.L.C. Class A         2,212        123,828       0.0%
*   Autodesk, Inc.                        16,100      2,026,990       0.0%
    Automatic Data Processing, Inc.       40,062      4,730,521       0.1%
#*  AutoWeb, Inc.                          3,801         13,874       0.0%
#*  Avid Technology, Inc.                 42,376        189,844       0.0%
    Avnet, Inc.                          110,063      4,317,771       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE+    OF NET ASSETS**
                                                  --------- ----------- ---------------
Information Technology -- (Continued)
    AVX Corp.                                       117,260 $ 1,730,758       0.0%
*   Aware, Inc.                                       6,547      25,533       0.0%
*   Axcelis Technologies, Inc.                       31,449     691,878       0.0%
#*  AXT, Inc.                                        56,385     329,852       0.0%
    Badger Meter, Inc.                               28,909   1,227,187       0.0%
    Bel Fuse, Inc. Class A                            1,600      28,624       0.0%
    Bel Fuse, Inc. Class B                           10,720     207,432       0.0%
#   Belden, Inc.                                     42,458   2,615,413       0.0%
    Benchmark Electronics, Inc.                      52,100   1,370,230       0.0%
*   Black Knight, Inc.                               52,631   2,560,498       0.0%
#   Blackbaud, Inc.                                  28,689   3,011,197       0.0%
*   Blackhawk Network Holdings, Inc.                 55,198   2,478,390       0.0%
*   Blucora, Inc.                                    52,563   1,366,638       0.0%
    Booz Allen Hamilton Holding Corp.                97,819   3,876,567       0.1%
#*  Bottomline Technologies de, Inc.                 17,340     685,277       0.0%
    Broadcom, Inc.                                   63,597  14,590,424       0.2%
#   Broadridge Financial Solutions, Inc.             58,348   6,255,489       0.1%
    Brooks Automation, Inc.                          74,905   1,863,636       0.0%
*   BSQUARE Corp.                                    12,344      55,548       0.0%
    CA, Inc.                                        202,085   7,032,558       0.1%
    Cabot Microelectronics Corp.                     22,912   2,324,422       0.0%
*   CACI International, Inc. Class A                 24,183   3,652,842       0.1%
*   Cadence Design Systems, Inc.                     96,715   3,874,403       0.1%
#*  CalAmp Corp.                                     15,938     314,775       0.0%
*   Calix, Inc.                                      58,681     390,229       0.0%
*   Carbonite, Inc.                                  27,006     839,887       0.0%
*   Cardtronics P.L.C. Class A                       49,006   1,286,407       0.0%
#*  Cars.com, Inc.                                   90,914   2,589,231       0.0%
    Cass Information Systems, Inc.                   12,199     737,796       0.0%
*   Cavium, Inc.                                     14,883   1,116,374       0.0%
    CCUR Holdings, Inc.                               5,474      28,465       0.0%
    CDK Global, Inc.                                 25,892   1,689,194       0.0%
    CDW Corp.                                        75,620   5,390,950       0.1%
*   Ceva, Inc.                                       15,931     519,351       0.0%
#*  Ciena Corp.                                     160,071   4,121,828       0.1%
*   Cirrus Logic, Inc.                               81,044   2,955,675       0.0%
    Cisco Systems, Inc.                           1,672,490  74,074,582       0.8%
*   Citrix Systems, Inc.                             26,443   2,721,249       0.0%
*   Clearfield, Inc.                                  7,734      94,355       0.0%
#   Cognex Corp.                                     98,102   4,537,217       0.1%
    Cognizant Technology Solutions Corp. Class A    165,341  13,528,201       0.2%
#*  Coherent, Inc.                                   21,708   3,651,720       0.1%
    Cohu, Inc.                                       24,624     526,954       0.0%
*   CommerceHub, Inc. Series A                       17,756     402,529       0.0%
*   CommerceHub, Inc. Series C                       15,998     362,675       0.0%
#*  CommScope Holding Co., Inc.                     132,566   5,066,673       0.1%
    Communications Systems, Inc.                      6,432      23,027       0.0%
*   Computer Task Group, Inc.                        11,157      85,574       0.0%
    Comtech Telecommunications Corp.                 10,616     324,743       0.0%
#*  Conduent, Inc.                                  145,207   2,825,728       0.0%
#*  Control4 Corp.                                   17,271     359,928       0.0%
    Convergys Corp.                                 101,450   2,369,872       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
Information Technology -- (Continued)
*   CoreLogic, Inc.                                99,910 $ 4,945,545       0.1%
    Corning, Inc.                                 290,852   7,858,821       0.1%
*   Cray, Inc.                                     48,643   1,160,136       0.0%
#*  Cree, Inc.                                    111,609   4,165,248       0.1%
    CSG Systems International, Inc.                39,407   1,686,226       0.0%
    CTS Corp.                                      31,866     954,387       0.0%
#*  CyberOptics Corp.                               4,601      70,165       0.0%
#   Cypress Semiconductor Corp.                   282,554   4,119,637       0.1%
    Daktronics, Inc.                               45,909     413,640       0.0%
*   DASAN Zhone Solutions, Inc.                     4,350      47,981       0.0%
*   Data I/O Corp.                                  5,845      36,648       0.0%
*   Dell Technologies, Inc. Class V                56,665   4,066,847       0.1%
*   DHI Group, Inc.                                22,207      31,090       0.0%
#   Diebold Nixdorf, Inc.                          59,597     914,814       0.0%
*   Digi International, Inc.                       26,824     308,476       0.0%
*   Diodes, Inc.                                   61,941   1,768,416       0.0%
    Dolby Laboratories, Inc. Class A               49,331   2,950,980       0.0%
*   DSP Group, Inc.                                18,998     227,026       0.0%
    DXC Technology Co.                            138,620  14,286,177       0.2%
*   eBay, Inc.                                    263,301   9,973,842       0.1%
#   Ebix, Inc.                                     21,473   1,664,157       0.0%
#*  EchoStar Corp. Class A                         45,300   2,380,062       0.0%
*   Edgewater Technology, Inc.                      4,254      24,461       0.0%
#*  Electro Scientific Industries, Inc.            34,541     621,738       0.0%
*   Electronic Arts, Inc.                          40,781   4,811,342       0.1%
#*  Electronics for Imaging, Inc.                  50,936   1,410,927       0.0%
#*  Ellie Mae, Inc.                                 9,257     896,726       0.0%
#*  eMagin Corp.                                    6,351       9,844       0.0%
*   Emcore Corp.                                   21,229      95,531       0.0%
#*  Endurance International Group Holdings, Inc.   99,191     729,054       0.0%
    Entegris, Inc.                                123,096   3,963,691       0.1%
*   Envestnet, Inc.                                 6,398     347,411       0.0%
#*  EPAM Systems, Inc.                             24,174   2,764,297       0.0%
*   ePlus, Inc.                                    17,759   1,418,056       0.0%
#*  Euronet Worldwide, Inc.                        45,560   3,558,692       0.0%
*   Everi Holdings, Inc.                           19,215     123,168       0.0%
    EVERTEC, Inc.                                  20,981     382,903       0.0%
*   Evolving Systems, Inc.                          1,300       4,875       0.0%
*   ExlService Holdings, Inc.                      34,686   2,005,198       0.0%
*   Extreme Networks, Inc.                         69,081     739,167       0.0%
*   F5 Networks, Inc.                              21,667   3,533,671       0.0%
#*  Fabrinet                                       50,625   1,428,131       0.0%
*   Facebook, Inc. Class A                        256,560  44,128,320       0.5%
*   Fair Isaac Corp.                               28,227   4,888,352       0.1%
*   FARO Technologies, Inc.                        19,942   1,007,071       0.0%
    Fidelity National Information Services, Inc.  111,260  10,566,362       0.1%
#*  Finisar Corp.                                 140,732   2,192,605       0.0%
*   Finjan Holdings, Inc.                           9,142      26,969       0.0%
*   First Solar, Inc.                              78,838   5,590,403       0.1%
*   Fiserv, Inc.                                  141,468  10,024,422       0.1%
#*  Fitbit, Inc. Class A                           73,042     405,383       0.0%
*   FleetCor Technologies, Inc.                    40,171   8,326,645       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                           --------- ----------- ---------------
Information Technology -- (Continued)
*   Flex, Ltd.                               336,356 $ 4,372,628       0.1%
    FLIR Systems, Inc.                       116,230   6,224,116       0.1%
*   FormFactor, Inc.                          97,119   1,114,441       0.0%
*   Fortinet, Inc.                            36,878   2,041,566       0.0%
*   Frequency Electronics, Inc.                4,145      36,517       0.0%
#*  Gartner, Inc.                             18,103   2,195,713       0.0%
    Genpact, Ltd.                            169,717   5,412,275       0.1%
    Global Payments, Inc.                    102,877  11,630,245       0.1%
    GlobalSCAPE, Inc.                          3,392      12,652       0.0%
#*  Globant SA                                10,984     494,390       0.0%
#*  Glu Mobile, Inc.                          89,155     390,499       0.0%
#*  GoDaddy, Inc. Class A                     31,399   2,027,119       0.0%
#*  GrubHub, Inc.                             46,987   4,752,265       0.1%
*   GSE Systems, Inc.                          8,763      28,042       0.0%
*   GSI Technology, Inc.                      14,940     109,510       0.0%
#*  GTT Communications, Inc.                  60,847   2,923,698       0.0%
#*  Guidewire Software, Inc.                  16,487   1,395,130       0.0%
    Hackett Group, Inc. (The)                 41,660     675,309       0.0%
#*  Harmonic, Inc.                            87,598     319,733       0.0%
    Hewlett Packard Enterprise Co.           616,923  10,518,537       0.1%
    HP, Inc.                                 337,258   7,247,674       0.1%
#*  HubSpot, Inc.                              3,949     418,199       0.0%
*   IAC/InterActiveCorp                       74,565  12,089,969       0.1%
#*  Ichor Holdings, Ltd.                      30,018     663,398       0.0%
*   ID Systems, Inc.                           4,988      34,168       0.0%
*   IEC Electronics Corp.                      4,588      20,279       0.0%
#*  II-VI, Inc.                               63,935   2,435,923       0.0%
*   Infinera Corp.                           173,208   2,029,998       0.0%
*   Information Services Group, Inc.           7,618      33,062       0.0%
#*  Inseego Corp.                             10,653      22,797       0.0%
*   Insight Enterprises, Inc.                 35,050   1,242,522       0.0%
*   Integrated Device Technology, Inc.       118,102   3,286,779       0.0%
    Intel Corp.                            1,852,635  95,633,019       1.1%
    InterDigital, Inc.                        55,966   4,166,669       0.1%
#*  Internap Corp.                            23,053     272,256       0.0%
    International Business Machines Corp.    193,185  28,004,098       0.3%
*   inTEST Corp.                               2,800      20,160       0.0%
#*  Intevac, Inc.                             12,535      82,104       0.0%
    Intuit, Inc.                              20,374   3,764,911       0.1%
*   IPG Photonics Corp.                       38,485   8,198,460       0.1%
#*  Iteris, Inc.                               3,900      19,773       0.0%
#*  Itron, Inc.                               43,548   2,848,039       0.0%
#   j2 Global, Inc.                           55,871   4,435,040       0.1%
    Jabil, Inc.                              243,345   6,472,977       0.1%
    Jack Henry & Associates, Inc.             43,188   5,160,102       0.1%
    Juniper Networks, Inc.                   173,224   4,259,578       0.1%
*   Kemet Corp.                               69,897   1,203,626       0.0%
*   Key Tronic Corp.                           5,745      40,387       0.0%
#*  Keysight Technologies, Inc.              115,835   5,986,353       0.1%
*   Kimball Electronics, Inc.                 17,079     270,702       0.0%
    KLA-Tencor Corp.                          47,962   4,879,654       0.1%
#*  Knowles Corp.                            109,079   1,396,211       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Information Technology -- (Continued)
#*  Kopin Corp.                                   39,747 $    131,563       0.0%
*   Kulicke & Soffa Industries, Inc.              86,453    1,978,909       0.0%
*   KVH Industries, Inc.                          13,737      145,612       0.0%
    Lam Research Corp.                            56,556   10,466,253       0.1%
*   Lattice Semiconductor Corp.                  105,555      572,108       0.0%
*   Leaf Group, Ltd.                              27,296      200,626       0.0%
    Leidos Holdings, Inc.                         84,551    5,430,711       0.1%
*   Limelight Networks, Inc.                      76,314      393,780       0.0%
*   Liquidity Services, Inc.                      28,323      182,683       0.0%
#   Littelfuse, Inc.                              20,488    3,829,617       0.1%
#   LogMeIn, Inc.                                 34,582    3,810,936       0.1%
#*  Lumentum Holdings, Inc.                       28,616    1,443,677       0.0%
#*  Luxoft Holding, Inc.                          15,349      619,332       0.0%
#*  MACOM Technology Solutions Holdings, Inc.     22,842      379,634       0.0%
#*  MagnaChip Semiconductor Corp.                 16,223      151,685       0.0%
#*  Manhattan Associates, Inc.                    52,380    2,255,483       0.0%
    ManTech International Corp. Class A           31,877    1,883,612       0.0%
    Marchex, Inc. Class B                         23,549       65,466       0.0%
#   Marvell Technology Group, Ltd.               296,588    5,949,555       0.1%
    Mastercard, Inc. Class A                     145,355   25,912,436       0.3%
#*  Match Group, Inc.                             22,877    1,077,964       0.0%
    Maxim Integrated Products, Inc.               86,501    4,714,304       0.1%
    MAXIMUS, Inc.                                 75,629    5,114,789       0.1%
#*  MaxLinear, Inc.                               36,427      813,415       0.0%
#*  Maxwell Technologies, Inc.                    11,611       59,564       0.0%
#*  Meet Group, Inc.(The)                         40,295       95,902       0.0%
#   Mesa Laboratories, Inc.                        3,934      662,132       0.0%
    Methode Electronics, Inc.                     42,516    1,696,388       0.0%
#   Microchip Technology, Inc.                    73,983    6,189,418       0.1%
*   Micron Technology, Inc.                      649,261   29,853,021       0.3%
*   Microsemi Corp.                              110,456    7,145,399       0.1%
    Microsoft Corp.                            1,336,511  124,990,509       1.4%
*   MicroStrategy, Inc. Class A                    8,582    1,093,862       0.0%
    MKS Instruments, Inc.                         54,977    5,629,645       0.1%
*   MoneyGram International, Inc.                 37,429      327,129       0.0%
#   Monolithic Power Systems, Inc.                24,423    2,859,933       0.0%
    Monotype Imaging Holdings, Inc.               27,615      611,672       0.0%
    Motorola Solutions, Inc.                      35,174    3,863,160       0.1%
#   MTS Systems Corp.                             17,914      910,031       0.0%
*   Nanometrics, Inc.                             22,470      557,705       0.0%
*   Napco Security Technologies, Inc.              7,089       75,852       0.0%
    National Instruments Corp.                    70,927    2,900,205       0.0%
#*  NCR Corp.                                     91,724    2,822,347       0.0%
#*  NeoPhotonics Corp.                            27,598      141,854       0.0%
    NetApp, Inc.                                 122,597    8,162,508       0.1%
*   NETGEAR, Inc.                                 35,804    1,979,961       0.0%
*   Netscout Systems, Inc.                       112,111    3,043,814       0.0%
    Network-1 Technologies, Inc.                   8,087       22,514       0.0%
*   New Relic, Inc.                                2,910      203,380       0.0%
#   NIC, Inc.                                     45,069      669,275       0.0%
#*  Novanta, Inc.                                 30,942    1,819,390       0.0%
*   Nuance Communications, Inc.                  181,644    2,673,800       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        PERCENTAGE
                                  SHARES    VALUE+    OF NET ASSETS**
                                  ------- ----------- ---------------
Information Technology -- (Continued)
*   Nutanix, Inc. Class A          12,958 $   655,545       0.0%
    NVE Corp.                       2,742     231,891       0.0%
    NVIDIA Corp.                  162,000  36,433,800       0.4%
*   Oclaro, Inc.                  102,785     814,057       0.0%
#*  Okta, Inc.                      7,869     336,872       0.0%
*   ON Semiconductor Corp.        440,330   9,722,486       0.1%
    Oracle Corp.                  481,175  21,975,262       0.3%
#*  OSI Systems, Inc.              18,239   1,167,661       0.0%
*   Palo Alto Networks, Inc.        5,065     975,063       0.0%
*   PAR Technology Corp.            9,783     139,799       0.0%
    Park Electrochemical Corp.     19,413     330,603       0.0%
    Paychex, Inc.                  62,809   3,804,341       0.1%
#*  Paycom Software, Inc.          39,371   4,496,562       0.1%
#*  Paylocity Holding Corp.        22,325   1,219,615       0.0%
*   PayPal Holdings, Inc.         118,229   8,821,066       0.1%
    PC Connection, Inc.            27,428     732,053       0.0%
    PC-Tel, Inc.                   14,847     106,156       0.0%
#*  PCM, Inc.                      11,350     146,983       0.0%
#*  PDF Solutions, Inc.            31,475     350,946       0.0%
    Pegasystems, Inc.              39,404   2,405,614       0.0%
*   Perceptron, Inc.                8,358      73,467       0.0%
*   Perficient, Inc.               47,526   1,175,318       0.0%
#*  PFSweb, Inc.                   15,487     143,874       0.0%
#*  Photronics, Inc.               80,157     613,201       0.0%
*   Pixelworks, Inc.                3,585      15,344       0.0%
    Plantronics, Inc.              30,422   1,981,993       0.0%
*   Plexus Corp.                   42,331   2,321,432       0.0%
    Power Integrations, Inc.       24,026   1,628,963       0.0%
*   PRGX Global, Inc.              15,202     148,980       0.0%
    Progress Software Corp.        58,751   2,169,674       0.0%
#*  Proofpoint, Inc.                2,644     311,833       0.0%
*   PTC, Inc.                      49,041   4,038,526       0.1%
#*  Pure Storage, Inc. Class A     21,413     433,185       0.0%
    QAD, Inc. Class A               9,085     407,916       0.0%
    QAD, Inc. Class B               1,920      66,125       0.0%
#*  Qorvo, Inc.                    79,280   5,343,472       0.1%
    QUALCOMM, Inc.                467,869  23,865,998       0.3%
#*  Qualys, Inc.                   18,758   1,443,428       0.0%
#*  QuinStreet, Inc.               21,049     236,591       0.0%
#*  Rambus, Inc.                  112,910   1,524,285       0.0%
*   RealNetworks, Inc.             68,817     245,677       0.0%
#*  RealPage, Inc.                 24,934   1,333,969       0.0%
#*  Red Hat, Inc.                  23,266   3,793,754       0.1%
    Reis, Inc.                      9,884     207,564       0.0%
    Relm Wireless Corp.               766       2,907       0.0%
*   Rhythmone P.L.C.               12,014      38,872       0.0%
*   Ribbon Communications, Inc.    49,689     289,190       0.0%
    Richardson Electronics, Ltd.    8,608      79,796       0.0%
#*  RingCentral, Inc. Class A       6,933     464,858       0.0%
*   Rogers Corp.                   18,677   1,992,836       0.0%
*   Rosetta Stone, Inc.            22,951     319,248       0.0%
*   Rudolph Technologies, Inc.     42,313   1,072,635       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Information Technology -- (Continued)
#   Sabre Corp.                               191,280 $ 3,948,019       0.1%
*   salesforce.com, Inc.                       27,620   3,341,744       0.0%
*   Sanmina Corp.                              88,706   2,616,827       0.0%
*   ScanSource, Inc.                           31,397   1,076,917       0.0%
    Science Applications International Corp.   47,695   4,091,754       0.1%
*   Seachange International, Inc.              39,230     123,575       0.0%
    Seagate Technology P.L.C.                  60,324   3,492,156       0.0%
*   Semtech Corp.                              65,379   2,569,395       0.0%
*   ServiceNow, Inc.                            7,840   1,302,538       0.0%
*   ServiceSource International, Inc.          24,224      91,809       0.0%
#*  Shutterstock, Inc.                         14,485     610,398       0.0%
*   Sigma Designs, Inc.                        42,216     265,961       0.0%
*   Silicon Laboratories, Inc.                 29,127   2,705,898       0.0%
    Skyworks Solutions, Inc.                  104,842   9,096,092       0.1%
*   SMTC Corp.                                  8,334      19,252       0.0%
#*  SolarEdge Technologies, Inc.               39,255   2,066,776       0.0%
#*  Splunk, Inc.                                5,185     532,240       0.0%
    SS&C Technologies Holdings, Inc.           83,532   4,147,364       0.1%
#*  Stamps.com, Inc.                           11,758   2,677,884       0.0%
*   StarTek, Inc.                              10,612      93,810       0.0%
*   Steel Connect, Inc.                        53,705     104,725       0.0%
#*  Stratasys, Ltd.                            64,399   1,234,529       0.0%
#*  SunPower Corp.                             34,618     295,292       0.0%
#*  Super Micro Computer, Inc.                 60,201   1,065,558       0.0%
*   Sykes Enterprises, Inc.                    52,599   1,512,747       0.0%
    Symantec Corp.                            156,816   4,357,917       0.1%
#*  Synacor, Inc.                               3,670       6,423       0.0%
#*  Synaptics, Inc.                            42,973   1,870,185       0.0%
#*  Synchronoss Technologies, Inc.             38,709     433,541       0.0%
    SYNNEX Corp.                               42,077   4,214,853       0.1%
*   Synopsys, Inc.                             44,219   3,781,167       0.1%
*   Syntel, Inc.                               58,018   1,675,560       0.0%
    Systemax, Inc.                             21,457     674,394       0.0%
#*  Tableau Software, Inc. Class A             11,676     993,044       0.0%
*   Take-Two Interactive Software, Inc.       112,651  11,232,431       0.1%
    TE Connectivity, Ltd.                     140,789  12,917,391       0.2%
#*  Tech Data Corp.                            44,291   3,377,189       0.0%
*   TechTarget, Inc.                           12,291     256,267       0.0%
*   Telaria, Inc.                              22,846      95,953       0.0%
*   Telenav, Inc.                              35,217     181,368       0.0%
#*  Teradata Corp.                            152,283   6,231,420       0.1%
    Teradyne, Inc.                            171,647   5,587,110       0.1%
    Tessco Technologies, Inc.                   6,626     116,949       0.0%
    Texas Instruments, Inc.                   153,700  15,589,791       0.2%
    TiVo Corp.                                101,944   1,442,508       0.0%
    Total System Services, Inc.               115,925   9,744,655       0.1%
    TransAct Technologies, Inc.                 6,652      81,154       0.0%
    Travelport Worldwide, Ltd.                 85,633   1,467,750       0.0%
*   Travelzoo                                   6,908      79,097       0.0%
*   Trimble, Inc.                              75,411   2,609,221       0.0%
    TTEC Holdings, Inc.                        53,568   1,714,176       0.0%
#*  TTM Technologies, Inc.                    128,870   1,796,448       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                             SHARES      VALUE+     OF NET ASSETS**
                                             ------- -------------- ---------------
Information Technology -- (Continued)
*   Twitter, Inc.                            137,314 $    4,161,987       0.1%
#*  Tyler Technologies, Inc.                  10,040      2,197,957       0.0%
#*  Ubiquiti Networks, Inc.                   40,771      2,905,341       0.0%
#*  Ultimate Software Group, Inc. (The)        5,834      1,399,693       0.0%
*   Ultra Clean Holdings, Inc.                44,590        780,771       0.0%
#*  Unisys Corp.                                 222          2,486       0.0%
#   Universal Display Corp.                   14,522      1,278,662       0.0%
*   VASCO Data Security International, Inc.   30,903        478,996       0.0%
*   Veeco Instruments, Inc.                   59,239        915,243       0.0%
*   VeriFone Systems, Inc.                    86,410      1,988,294       0.0%
*   Verint Systems, Inc.                      52,741      2,220,396       0.0%
#*  VeriSign, Inc.                            14,100      1,655,622       0.0%
    Versum Materials, Inc.                    42,143      1,482,591       0.0%
#*  ViaSat, Inc.                              39,920      2,554,082       0.0%
*   Viavi Solutions, Inc.                    203,831      1,926,203       0.0%
*   Virtusa Corp.                             34,357      1,653,946       0.0%
#   Visa, Inc. Class A                       326,662     41,446,875       0.5%
#   Vishay Intertechnology, Inc.             150,206      2,651,136       0.0%
*   Vishay Precision Group, Inc.              10,529        297,971       0.0%
#*  VMware, Inc. Class A                       6,687        891,110       0.0%
    Wayside Technology Group, Inc.             3,335         45,856       0.0%
*   Web.com Group, Inc.                       65,148      1,211,753       0.0%
    Western Digital Corp.                    137,501     10,833,704       0.1%
#   Western Union Co. (The)                  151,075      2,983,731       0.0%
#*  WEX, Inc.                                 37,378      6,052,246       0.1%
#*  Workday, Inc. Class A                      3,900        486,876       0.0%
*   Worldpay, Inc. Class A                    62,995      5,116,454       0.1%
*   Xcerra Corp.                              50,500        610,040       0.0%
    Xerox Corp.                              173,641      5,461,009       0.1%
    Xilinx, Inc.                              95,771      6,152,329       0.1%
*   XO Group, Inc.                            26,370        571,702       0.0%
    Xperi Corp.                               43,148        949,256       0.0%
*   Zebra Technologies Corp. Class A          53,438      7,205,046       0.1%
#*  Zedge, Inc. Class B                        8,851         37,440       0.0%
*   Zendesk, Inc.                              4,770        232,538       0.0%
#*  Zillow Group, Inc. Class A                33,294      1,610,431       0.0%
#*  Zillow Group, Inc. Class C                50,781      2,462,371       0.0%
*   Zix Corp.                                 42,901        216,650       0.0%
*   Zynga, Inc. Class A                      715,494      2,468,454       0.0%
                                                     --------------      ----
Total Information Technology                          1,722,282,027      19.4%
                                                     --------------      ----
Materials -- (4.2%)
    A Schulman, Inc.                          27,726      1,189,445       0.0%
*   AdvanSix, Inc.                            51,271      1,836,527       0.0%
*   AgroFresh Solutions, Inc.                  4,292         29,701       0.0%
    Air Products & Chemicals, Inc.            27,598      4,478,879       0.1%
#*  AK Steel Holding Corp.                   188,198        863,829       0.0%
#   Albemarle Corp.                           57,380      5,563,565       0.1%
*   Alcoa Corp.                               87,091      4,459,059       0.1%
#*  Allegheny Technologies, Inc.              96,034      2,551,623       0.0%
    American Vanguard Corp.                   40,452        871,741       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
Materials -- (Continued)
    Ampco-Pittsburgh Corp.                     13,989 $   137,792       0.0%
    AptarGroup, Inc.                           73,152   6,839,712       0.1%
    Ashland Global Holdings, Inc.              39,372   2,605,639       0.0%
    Avery Dennison Corp.                       79,803   8,364,152       0.1%
*   Axalta Coating Systems, Ltd.              106,193   3,281,364       0.0%
    Balchem Corp.                              30,850   2,722,204       0.0%
#   Ball Corp.                                119,506   4,790,996       0.1%
#   Bemis Co., Inc.                           108,679   4,702,540       0.1%
*   Berry Global Group, Inc.                   62,062   3,413,410       0.0%
    Boise Cascade Co.                          49,459   2,057,494       0.0%
    Cabot Corp.                                53,163   2,969,685       0.0%
    Carpenter Technology Corp.                 59,378   3,162,472       0.0%
    Celanese Corp. Series A                    75,964   8,255,008       0.1%
*   Century Aluminum Co.                      111,484   1,947,625       0.0%
    CF Industries Holdings, Inc.              115,649   4,487,181       0.1%
    Chase Corp.                                 9,793   1,096,816       0.0%
    Chemours Co. (The)                         53,408   2,585,481       0.0%
*   Clearwater Paper Corp.                     20,022     473,520       0.0%
#*  Cleveland-Cliffs, Inc.                    209,735   1,556,234       0.0%
*   Coeur Mining, Inc.                        225,741   1,708,859       0.0%
#   Commercial Metals Co.                     149,600   3,143,096       0.0%
#   Compass Minerals International, Inc.       41,071   2,764,078       0.0%
*   Contango ORE, Inc.                            780      19,016       0.0%
    Core Molding Technologies, Inc.             6,699     103,835       0.0%
*   Crown Holdings, Inc.                       56,202   2,801,108       0.0%
    Domtar Corp.                               80,327   3,526,355       0.1%
    DowDuPont, Inc.                           378,737  23,951,328       0.3%
    Eagle Materials, Inc.                      41,526   4,109,413       0.1%
    Eastman Chemical Co.                       86,161   8,795,315       0.1%
    Ecolab, Inc.                               27,891   4,037,780       0.1%
*   Ferro Corp.                               109,934   2,419,647       0.0%
*   Ferroglobe P.L.C.                         140,724   1,590,181       0.0%
#*  Flotek Industries, Inc.                    62,814     224,246       0.0%
    FMC Corp.                                  41,425   3,302,815       0.0%
    Freeport-McMoRan, Inc.                    706,053  10,739,066       0.1%
    Friedman Industries, Inc.                   5,121      31,494       0.0%
    FutureFuel Corp.                           38,655     452,264       0.0%
*   GCP Applied Technologies, Inc.             69,715   1,997,335       0.0%
    Gold Resource Corp.                        48,023     243,477       0.0%
    Graphic Packaging Holding Co.             456,613   6,529,566       0.1%
    Greif, Inc. Class A                        37,608   2,200,820       0.0%
    Greif, Inc. Class B                         9,985     628,556       0.0%
    Hawkins, Inc.                              12,128     394,160       0.0%
    Haynes International, Inc.                 15,440     645,546       0.0%
#   HB Fuller Co.                              62,098   3,071,988       0.0%
    Hecla Mining Co.                          457,010   1,750,348       0.0%
    Huntsman Corp.                            345,609  10,288,780       0.1%
*   Ingevity Corp.                             34,911   2,682,212       0.0%
    Innophos Holdings, Inc.                    22,963     950,209       0.0%
    Innospec, Inc.                             25,734   1,870,862       0.0%
    International Flavors & Fragrances, Inc.   13,610   1,922,549       0.0%
    International Paper Co.                   218,342  11,257,714       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES    VALUE+   OF NET ASSETS**
                                               ------- ---------- ---------------
Materials -- (Continued)
#*  Intrepid Potash, Inc.                      134,368 $  608,687       0.0%
    Kaiser Aluminum Corp.                       12,565  1,238,155       0.0%
    KapStone Paper and Packaging Corp.         139,610  4,805,376       0.1%
    KMG Chemicals, Inc.                         15,539    955,493       0.0%
*   Koppers Holdings, Inc.                      24,108  1,055,930       0.0%
*   Kraton Corp.                                40,048  1,828,992       0.0%
#   Kronos Worldwide, Inc.                      71,369  1,644,342       0.0%
    Louisiana-Pacific Corp.                    144,414  4,091,249       0.1%
#*  LSB Industries, Inc.                         7,800     43,134       0.0%
    LyondellBasell Industries NV Class A        46,533  4,919,934       0.1%
#   Martin Marietta Materials, Inc.             26,524  5,166,079       0.1%
    Materion Corp.                              26,150  1,327,113       0.0%
    Mercer International, Inc.                  75,690  1,014,246       0.0%
    Minerals Technologies, Inc.                 43,020  2,970,531       0.0%
    Monsanto Co.                                37,757  4,733,595       0.1%
    Mosaic Co. (The)                           153,756  4,143,724       0.1%
    Myers Industries, Inc.                      72,021  1,678,089       0.0%
    Neenah, Inc.                                22,884  1,784,952       0.0%
#   NewMarket Corp.                              6,400  2,429,120       0.0%
    Newmont Mining Corp.                       244,073  9,589,628       0.1%
    Northern Technologies International Corp.      929     27,731       0.0%
#   Nucor Corp.                                118,240  7,285,949       0.1%
    Olin Corp.                                 234,289  7,073,185       0.1%
    Olympic Steel, Inc.                         16,080    377,076       0.0%
*   OMNOVA Solutions, Inc.                      61,580    671,222       0.0%
#*  Owens-Illinois, Inc.                       156,245  3,176,461       0.0%
    Packaging Corp. of America                  60,404  6,988,139       0.1%
    PH Glatfelter Co.                           41,831    873,850       0.0%
#*  Platform Specialty Products Corp.          302,466  3,045,833       0.0%
    PolyOne Corp.                               93,130  3,897,491       0.1%
#   PPG Industries, Inc.                        21,580  2,284,890       0.0%
    Praxair, Inc.                               34,316  5,233,876       0.1%
    Quaker Chemical Corp.                       15,831  2,326,999       0.0%
    Rayonier Advanced Materials, Inc.           52,812  1,130,177       0.0%
    Reliance Steel & Aluminum Co.               71,129  6,253,662       0.1%
*   Resolute Forest Products, Inc.              12,770    126,423       0.0%
#   Royal Gold, Inc.                            47,315  4,201,572       0.1%
#   RPM International, Inc.                     87,366  4,219,778       0.1%
*   Ryerson Holding Corp.                       34,253    344,243       0.0%
#   Schnitzer Steel Industries, Inc. Class A    31,040    914,128       0.0%
    Schweitzer-Mauduit International, Inc.      39,405  1,537,977       0.0%
#   Scotts Miracle-Gro Co. (The)                42,376  3,541,786       0.1%
#   Sealed Air Corp.                            86,098  3,775,397       0.1%
    Sensient Technologies Corp.                 36,267  2,417,196       0.0%
    Sherwin-Williams Co. (The)                   9,546  3,509,682       0.1%
    Silgan Holdings, Inc.                      112,514  3,158,268       0.0%
    Sonoco Products Co.                        111,793  5,741,688       0.1%
#   Southern Copper Corp.                       13,756    726,454       0.0%
    Steel Dynamics, Inc.                       171,745  7,695,893       0.1%
    Stepan Co.                                  28,889  2,031,474       0.0%
#*  Summit Materials, Inc. Class A              87,755  2,469,426       0.0%
*   SunCoke Energy, Inc.                       114,410  1,314,571       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                 SHARES      VALUE+    OF NET ASSETS**
                                                --------- ------------ ---------------
Materials -- (Continued)
    Synalloy Corp.                                  5,922 $    102,155       0.0%
#*  TimkenSteel Corp.                              67,070    1,126,105       0.0%
*   Trecora Resources                              15,049      194,885       0.0%
    Tredegar Corp.                                 24,492      431,059       0.0%
    Trinseo SA                                     41,879    3,055,073       0.0%
    Tronox, Ltd. Class A                           87,929    1,510,620       0.0%
*   UFP Technologies, Inc.                          3,192      106,134       0.0%
    United States Lime & Minerals, Inc.             5,417      404,758       0.0%
#   United States Steel Corp.                     137,736    4,659,609       0.1%
*   Universal Stainless & Alloy Products, Inc.      9,341      274,065       0.0%
#*  US Concrete, Inc.                              21,479    1,255,448       0.0%
#   Valvoline, Inc.                               100,324    2,034,571       0.0%
#*  Verso Corp. Class A                            24,580      443,915       0.0%
#   Vulcan Materials Co.                           44,838    5,007,956       0.1%
#   Westlake Chemical Corp.                        79,109    8,462,290       0.1%
    WestRock Co.                                  125,734    7,438,423       0.1%
    Worthington Industries, Inc.                   77,854    3,466,839       0.1%
#   WR Grace & Co.                                 32,024    2,191,723       0.0%
                                                          ------------       ---
Total Materials                                            404,014,206       4.5%
                                                          ------------       ---
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                      77,276    1,769,620       0.0%
*   Altisource Asset Management Corp.                 743       49,038       0.0%
#*  Altisource Portfolio Solutions SA               8,399      229,965       0.0%
*   CBRE Group, Inc. Class A                      182,441    8,266,402       0.1%
    CKX Lands, Inc.                                    39          406       0.0%
#   Consolidated-Tomoka Land Co.                    5,564      342,297       0.0%
#*  Forestar Group, Inc.                            2,633       57,399       0.0%
*   FRP Holdings, Inc.                              7,531      433,033       0.0%
    Griffin Industrial Realty, Inc.                 2,569       95,310       0.0%
    HFF, Inc. Class A                              68,990    2,424,309       0.0%
#*  Howard Hughes Corp. (The)                      32,393    4,382,773       0.1%
    Jones Lang LaSalle, Inc.                       37,280    6,319,333       0.1%
#   Kennedy-Wilson Holdings, Inc.                 174,667    3,309,940       0.1%
*   Marcus & Millichap, Inc.                       39,795    1,359,397       0.0%
    PotlatchDeltic Corp.                           11,664      604,778       0.0%
*   Rafael Holdings, Inc. Class B                  16,232      133,102       0.0%
    RE/MAX Holdings, Inc. Class A                  18,971    1,027,280       0.0%
#   Realogy Holdings Corp.                        123,456    3,062,943       0.0%
#   RMR Group, Inc. (The) Class A                   8,436      627,638       0.0%
#*  St Joe Co. (The)                               53,373      920,684       0.0%
*   Stratus Properties, Inc.                        7,316      228,625       0.0%
*   Tejon Ranch Co.                                30,368      738,853       0.0%
*   Trinity Place Holdings, Inc.                      699        4,579       0.0%
                                                          ------------       ---
Total Real Estate                                           36,387,704       0.4%
                                                          ------------       ---
Telecommunication Services -- (1.9%)
*   Alaska Communications Systems Group, Inc.      33,007       48,520       0.0%
    AT&T, Inc.                                  2,786,172   91,107,824       1.0%
    ATN International, Inc.                        23,710    1,256,630       0.0%
*   Boingo Wireless, Inc.                          43,754    1,026,469       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                                ------- ------------ ---------------
Telecommunication Services -- (Continued)
#   CenturyLink, Inc.                           500,429 $  9,297,971       0.1%
#*  Cincinnati Bell, Inc.                        35,281      534,507       0.0%
#   Cogent Communications Holdings, Inc.         33,553    1,582,024       0.0%
#   Consolidated Communications Holdings, Inc.  103,760    1,172,488       0.0%
#   Frontier Communications Corp.                25,615      212,605       0.0%
*   Hawaiian Telcom Holdco, Inc.                  1,676       45,654       0.0%
    IDT Corp. Class B                            32,465      175,960       0.0%
#*  Iridium Communications, Inc.                 44,017      523,802       0.0%
*   ORBCOMM, Inc.                                62,757      566,068       0.0%
    Shenandoah Telecommunications Co.            81,706    3,084,402       0.0%
    Spok Holdings, Inc.                          19,425      289,433       0.0%
#*  Sprint Corp.                                290,563    1,630,058       0.0%
*   T-Mobile US, Inc.                           115,500    6,988,905       0.1%
    Telephone & Data Systems, Inc.              124,454    3,401,328       0.1%
*   United States Cellular Corp.                 21,328      843,949       0.0%
    Verizon Communications, Inc.                999,847   49,342,449       0.6%
*   Vonage Holdings Corp.                       206,648    2,310,325       0.0%
#   Windstream Holdings, Inc.                   141,054      218,634       0.0%
#*  Zayo Group Holdings, Inc.                    97,808    3,550,430       0.1%
                                                        ------------       ---
Total Telecommunication Services                         179,210,435       2.0%
                                                        ------------       ---
Utilities -- (1.7%)
#   AES Corp.                                   176,437    2,159,589       0.0%
    ALLETE, Inc.                                 23,303    1,780,582       0.0%
#   Alliant Energy Corp.                         35,871    1,540,659       0.0%
    Ameren Corp.                                 38,281    2,244,032       0.0%
    American Electric Power Co., Inc.            37,600    2,631,248       0.1%
    American States Water Co.                    26,118    1,455,295       0.0%
    American Water Works Co., Inc.               27,481    2,379,305       0.0%
#   Aqua America, Inc.                           75,684    2,660,293       0.1%
    Artesian Resources Corp. Class A              6,355      243,397       0.0%
    Atlantica Yield PLC                          81,367    1,634,663       0.0%
    Atmos Energy Corp.                           35,933    3,122,218       0.1%
#   Avangrid, Inc.                               24,409    1,286,598       0.0%
    Avista Corp.                                 39,964    2,072,533       0.0%
#   Black Hills Corp.                            45,735    2,592,260       0.0%
    California Water Service Group               39,559    1,532,911       0.0%
    CenterPoint Energy, Inc.                     67,859    1,718,868       0.0%
    Chesapeake Utilities Corp.                   13,090      994,840       0.0%
    CMS Energy Corp.                             43,000    2,029,170       0.0%
    Connecticut Water Service, Inc.              10,735      729,980       0.0%
    Consolidated Edison, Inc.                    36,546    2,928,431       0.1%
    Consolidated Water Co., Ltd.                  8,030      113,625       0.0%
    Dominion Energy, Inc.                        48,949    3,258,045       0.1%
    DTE Energy Co.                               26,133    2,754,418       0.1%
    Duke Energy Corp.                            50,672    4,061,868       0.1%
    Edison International                         24,797    1,624,699       0.0%
    El Paso Electric Co.                         33,442    1,707,214       0.0%
    Entergy Corp.                                29,211    2,383,325       0.0%
    Eversource Energy                            45,056    2,714,624       0.1%
    Exelon Corp.                                 70,755    2,807,558       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE+    OF NET ASSETS**
                                           ------- ----------- ---------------
Utilities -- (Continued)
#   FirstEnergy Corp.                       48,347 $ 1,663,137       0.0%
#   Genie Energy, Ltd. Class B              12,764      53,098       0.0%
    Great Plains Energy, Inc.               92,233   3,018,786       0.1%
    Hawaiian Electric Industries, Inc.      45,762   1,587,484       0.0%
    IDACORP, Inc.                           27,260   2,535,180       0.0%
    MDU Resources Group, Inc.               82,849   2,333,856       0.0%
    MGE Energy, Inc.                        30,533   1,772,441       0.0%
    Middlesex Water Co.                     14,184     590,905       0.0%
#   National Fuel Gas Co.                   37,254   1,912,993       0.0%
#   New Jersey Resources Corp.              49,762   2,057,659       0.0%
    NextEra Energy, Inc.                    36,470   5,977,798       0.1%
#   NiSource, Inc.                         106,538   2,598,462       0.0%
    Northwest Natural Gas Co.               23,135   1,418,176       0.0%
    NorthWestern Corp.                      41,554   2,282,977       0.0%
    NRG Energy, Inc.                       368,666  11,428,646       0.1%
#   NRG Yield, Inc. Class A                 17,123     301,536       0.0%
#   NRG Yield, Inc. Class C                 31,709     564,420       0.0%
    OGE Energy Corp.                        61,233   2,012,729       0.0%
    ONE Gas, Inc.                           29,343   2,045,794       0.0%
#   Ormat Technologies, Inc.                52,901   3,062,968       0.1%
    Otter Tail Corp.                        33,995   1,490,681       0.0%
#   Pattern Energy Group, Inc. Class A      79,054   1,437,202       0.0%
    PG&E Corp.                              33,562   1,547,208       0.0%
    Pinnacle West Capital Corp.             17,358   1,397,319       0.0%
    PNM Resources, Inc.                     65,398   2,593,031       0.0%
    Portland General Electric Co.           46,304   1,966,994       0.0%
    PPL Corp.                               46,676   1,358,272       0.0%
    Public Service Enterprise Group, Inc.   50,049   2,610,055       0.0%
#*  Pure Cycle Corp.                         9,929      88,865       0.0%
    RGC Resources, Inc.                      3,542      91,738       0.0%
    SCANA Corp.                             22,031     810,080       0.0%
#   Sempra Energy                           15,080   1,685,944       0.0%
    SJW Corp.                               17,482   1,056,787       0.0%
#   South Jersey Industries, Inc.           68,024   2,101,942       0.0%
#   Southern Co. (The)                      77,191   3,560,049       0.1%
    Southwest Gas Holdings, Inc.            25,612   1,869,420       0.0%
#   Spark Energy, Inc. Class A               6,094      75,870       0.0%
    Spire, Inc.                             23,955   1,728,353       0.0%
    UGI Corp.                               97,055   4,696,491       0.1%
    Unitil Corp.                            12,837     623,750       0.0%
    Vectren Corp.                           32,908   2,312,445       0.0%
#*  Vistra Energy Corp.                    298,203   6,813,939       0.1%
    WEC Energy Group, Inc.                  42,285   2,718,080       0.1%
    Westar Energy, Inc.                     30,202   1,636,344       0.0%
    WGL Holdings, Inc.                      28,898   2,459,220       0.0%
    Xcel Energy, Inc.                       56,192   2,632,033       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                             SHARES       VALUE+     OF NET ASSETS**
                                                                           ---------- -------------- ---------------
Utilities -- (Continued)
            York Water Co. (The)                                                9,812 $      315,946        0.0%
                                                                                      --------------      -----
Total Utilities                                                                          160,059,351        1.8%
                                                                                      --------------      -----
TOTAL COMMON STOCKS                                                                    8,862,067,672       99.7%
                                                                                      --------------      -----
PREFERRED STOCKS -- (0.0%)

Consumer Discretionary -- (0.0%)
            GCI Liberty, Inc., 5.000%                                           9,450        223,870        0.0%
                                                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Dyax Corp. Contingent Value Rights                                 15,216         51,278        0.0%
(degrees)*  Media General, Inc. Contingent Value Rights                        38,671          3,867        0.0%
                                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                                         55,145        0.0%
                                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                                            8,862,346,687
                                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
            State Street Institutional U.S. Government Money Market Fund,
              1.630%                                                       26,508,154     26,508,154        0.3%
                                                                                      --------------      -----
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@        DFA Short Term Investment Fund                                 57,920,500    670,140,183        7.5%
                                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,781,091,497)                                   $9,558,995,024      107.5%
                                                                                      ==============      =====

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $1,322,953,244           --   --    $1,322,953,244
   Consumer Staples                484,929,542           --   --       484,929,542
   Energy                          548,673,619           --   --       548,673,619
   Financials                    1,717,759,562 $     21,053   --     1,717,780,615
   Health Care                   1,000,105,507           --   --     1,000,105,507
   Industrials                   1,285,671,422           --   --     1,285,671,422
   Information Technology        1,722,282,027           --   --     1,722,282,027
   Materials                       404,014,206           --   --       404,014,206
   Real Estate                      36,387,704           --   --        36,387,704
   Telecommunication Services      179,210,435           --   --       179,210,435
   Utilities                       160,059,351           --   --       160,059,351
Preferred Stocks
   Consumer Discretionary              223,870           --   --           223,870
Rights/Warrants                             --       55,145   --            55,145
Temporary Cash Investments          26,508,154           --   --        26,508,154
Securities Lending Collateral               --  670,140,183   --       670,140,183
                                -------------- ------------   --    --------------
TOTAL                           $8,888,778,643 $670,216,381   --    $9,558,995,024
                                ============== ============   ==    ==============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (97.9%)
AUSTRALIA -- (5.2%)
    Aurizon Holdings, Ltd.                         173,465 $    583,752       0.0%
    Australia & New Zealand Banking Group, Ltd.  2,542,612   51,112,057       1.2%
    Bank of Queensland, Ltd.                       322,710    2,431,395       0.1%
    Bendigo & Adelaide Bank, Ltd.                  437,851    3,484,947       0.1%
    BHP Billiton, Ltd.                           1,122,988   26,198,465       0.6%
    BlueScope Steel, Ltd.                          822,460   10,107,578       0.2%
    Boral, Ltd.                                    924,817    4,759,373       0.1%
    Crown Resorts, Ltd.                            220,322    2,138,429       0.1%
    Downer EDI, Ltd.                               452,837    2,330,651       0.1%
    Fortescue Metals Group, Ltd.                 2,684,273    9,107,372       0.2%
    Harvey Norman Holdings, Ltd.                   308,370      812,857       0.0%
    Incitec Pivot, Ltd.                          1,684,780    4,794,409       0.1%
    National Australia Bank, Ltd.                  148,103    3,219,616       0.1%
    Newcrest Mining, Ltd.                          619,560    9,819,991       0.2%
    Oil Search, Ltd.                               448,880    2,640,791       0.1%
*   Origin Energy, Ltd.                          1,015,527    7,414,132       0.2%
    QBE Insurance Group, Ltd.                      832,188    6,215,262       0.1%
    Rio Tinto, Ltd.                                 18,086    1,076,373       0.0%
*   Santos, Ltd.                                 1,226,989    5,651,279       0.1%
    South32, Ltd.                                5,066,543   14,059,761       0.3%
    South32, Ltd. ADR                              213,802    2,969,710       0.1%
    Star Entertainment Grp, Ltd. (The)           1,119,623    4,430,660       0.1%
    Suncorp Group, Ltd.                            708,565    7,452,471       0.2%
    Tabcorp Holdings, Ltd.                       1,135,540    3,734,048       0.1%
    Whitehaven Coal, Ltd.                          865,117    2,983,146       0.1%
    Woodside Petroleum, Ltd.                     1,002,060   24,283,410       0.6%
                                                           ------------       ---
TOTAL AUSTRALIA                                             213,811,935       5.1%
                                                           ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG                             37,596    1,838,505       0.0%
*   Raiffeisen Bank International AG                86,834    2,931,173       0.1%
    Verbund AG                                       6,100      188,912       0.0%
    Voestalpine AG                                  19,481    1,027,763       0.0%
                                                           ------------       ---
TOTAL AUSTRIA                                                 5,986,353       0.1%
                                                           ------------       ---
BELGIUM -- (1.2%)
    Ageas                                          214,159   11,455,902       0.3%
    KBC Group NV                                   179,942   15,644,157       0.4%
    Solvay SA                                      105,506   14,672,749       0.3%
    UCB SA                                         108,818    8,195,525       0.2%
                                                           ------------       ---
TOTAL BELGIUM                                                49,968,333       1.2%
                                                           ------------       ---
CANADA -- (8.1%)
    ARC Resources, Ltd.                            384,114    4,284,055       0.1%
    Bank of Montreal                               521,905   39,628,247       1.0%
    Barrick Gold Corp.(2024677)                    295,487    3,980,210       0.1%
    Barrick Gold Corp.(2024644)                    179,010    2,409,200       0.1%
    Cameco Corp.                                   244,907    2,578,871       0.1%
    Canadian Natural Resources, Ltd.               691,089   24,934,491       0.6%
    Cenovus Energy, Inc.(B5BQMT4)                  429,409    4,306,972       0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
CANADA -- (Continued)
    Cenovus Energy, Inc.(B57FG04)                                31,600 $    316,505       0.0%
    Crescent Point Energy Corp.(B67C8W8)                        169,143    1,482,035       0.0%
    Crescent Point Energy Corp.(B67C970)                        511,738    4,487,942       0.1%
    Empire Co., Ltd. Class A                                    136,567    2,641,036       0.1%
    Enbridge Income Fund Holdings, Inc.                          53,900    1,152,766       0.0%
    Encana Corp.(2793182)                                       275,669    3,440,349       0.1%
    Encana Corp.(2793193)                                       639,386    7,962,757       0.2%
    Fairfax Financial Holdings, Ltd.                             20,259   11,215,939       0.3%
    First Quantum Minerals, Ltd.                                448,957    6,468,863       0.2%
    Genworth MI Canada, Inc.                                     35,600    1,150,668       0.0%
    Goldcorp, Inc.(2676636)                                     549,164    7,298,390       0.2%
    Goldcorp, Inc.(2676302)                                      32,034      425,141       0.0%
    Husky Energy, Inc.                                          435,530    6,092,234       0.1%
*   IAMGOLD Corp.                                               381,928    2,088,192       0.1%
    Imperial Oil, Ltd.                                          158,528    4,934,977       0.1%
    Industrial Alliance Insurance & Financial Services, Inc.    155,214    6,519,484       0.2%
*   Kinross Gold Corp.                                        1,764,180    6,828,907       0.2%
    Linamar Corp.                                                62,849    3,521,933       0.1%
    Lundin Mining Corp.                                         929,184    6,151,380       0.1%
    Magna International, Inc.                                   301,642   17,796,878       0.4%
    Manulife Financial Corp.(2492519)                           615,267   11,610,981       0.3%
    Manulife Financial Corp.(2492520)                           723,627   13,654,841       0.3%
    Nutrien, Ltd.                                               233,353   10,624,571       0.3%
*   Seven Generations Energy, Ltd. Class A                       92,052    1,313,441       0.0%
    Sun Life Financial, Inc.(2566124)                            46,437    1,916,867       0.0%
    Sun Life Financial, Inc.(2568283)                           313,621   12,946,275       0.3%
    Suncor Energy, Inc.(B3NB0P5)                                418,766   16,009,424       0.4%
    Suncor Energy, Inc.(B3NB1P2)                              1,023,634   39,145,166       0.9%
    Teck Resources, Ltd. Class A                                    600       15,117       0.0%
    Teck Resources, Ltd. Class B(2124533)                       592,686   14,894,199       0.4%
    Teck Resources, Ltd. Class B(2879327)                       222,229    5,578,442       0.1%
    TMX Group, Ltd.                                              16,500      995,179       0.0%
    Tourmaline Oil Corp.                                        285,391    5,367,960       0.1%
*   Turquoise Hill Resources, Ltd.                              490,094    1,450,490       0.0%
*   Valeant Pharmaceuticals International, Inc.                 489,309    8,841,814       0.2%
    Wheaton Precious Metals Corp.                                11,387      236,736       0.0%
    Whitecap Resources, Inc.                                    407,198    2,949,446       0.1%
    WSP Global, Inc.                                             65,528    3,244,375       0.1%
    Yamana Gold, Inc.                                           388,890    1,117,648       0.0%
                                                                        ------------       ---
TOTAL CANADA                                                             336,011,394       8.1%
                                                                        ------------       ---
DENMARK -- (1.5%)
    AP Moller - Maersk A.S. Class A                               2,003    3,057,194       0.1%
    AP Moller - Maersk A.S. Class B                               4,068    6,516,916       0.2%
    Carlsberg A.S. Class B                                       85,926    9,609,252       0.2%
    Danske Bank A.S.                                            252,176    8,776,261       0.2%
    DSV A.S.                                                    173,284   13,723,352       0.3%
    H Lundbeck A.S.                                              35,422    2,052,054       0.1%
    ISS A.S.                                                    163,361    5,697,075       0.1%
    Jyske Bank A.S.                                              18,674    1,118,191       0.0%
    Rockwool International A.S. Class B                             135       40,701       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                      SHARES     VALUE++    OF NET ASSETS**
                                                     --------- ------------ ---------------
DENMARK -- (Continued)
    Tryg A.S.                                           26,559 $    628,615       0.0%
    Vestas Wind Systems A.S.                           138,445    8,956,258       0.2%
                                                               ------------      ----
TOTAL DENMARK                                                    60,175,869       1.4%
                                                               ------------      ----
FINLAND -- (1.1%)
    Fortum Oyj                                         318,452    7,325,282       0.2%
    Nokia Oyj                                        2,084,372   12,506,678       0.3%
    Stora Enso Oyj Class R                             434,913    8,578,486       0.2%
    UPM-Kymmene Oyj                                    423,289   15,103,627       0.3%
                                                               ------------      ----
TOTAL FINLAND                                                    43,514,073       1.0%
                                                               ------------      ----
FRANCE -- (10.1%)
    AXA SA                                             665,668   19,037,195       0.5%
    AXA SA Sponsored ADR                                 8,986      257,179       0.0%
    BNP Paribas SA                                     778,765   60,120,080       1.4%
    Bollore SA(4572709)                                500,864    2,489,354       0.1%
*   Bollore SA(BF99RQ7)                                  2,439       11,968       0.0%
    Bouygues SA                                        161,249    8,224,524       0.2%
    Carrefour SA                                       215,431    4,420,084       0.1%
    Casino Guichard Perrachon SA                        34,612    1,795,379       0.0%
    Cie de Saint-Gobain                                154,769    8,097,671       0.2%
    Cie Generale des Etablissements Michelin SCA        34,833    4,898,317       0.1%
    CNP Assurances                                     217,863    5,580,286       0.1%
    Credit Agricole SA                                 331,375    5,456,868       0.1%
    Electricite de France SA                           578,290    8,115,549       0.2%
    Engie SA                                         1,800,009   31,574,818       0.8%
    Natixis SA                                         421,437    3,461,237       0.1%
    Orange SA                                        1,970,214   35,817,741       0.9%
#   Peugeot SA                                         931,406   22,934,547       0.5%
    Renault SA                                         313,901   34,021,063       0.8%
#   SCOR SE                                            104,207    4,225,914       0.1%
    Societe Generale SA                                430,366   23,553,391       0.6%
    STMicroelectronics NV                              123,611    2,699,080       0.1%
    Total SA                                         2,003,563  125,927,313       3.0%
    Vivendi SA                                          93,261    2,459,454       0.1%
                                                               ------------      ----
TOTAL FRANCE                                                    415,179,012      10.0%
                                                               ------------      ----
GERMANY -- (6.8%)
    Allianz SE                                          22,261    5,265,256       0.1%
    Allianz SE Sponsored ADR                           456,761   10,806,965       0.3%
    Bayerische Motoren Werke AG                        355,620   39,538,502       0.9%
*   Commerzbank AG                                     905,146   11,661,558       0.3%
    Daimler AG                                       1,020,223   80,207,942       1.9%
    Deutsche Bank AG(5750355)                          142,507    1,948,261       0.0%
    Deutsche Bank AG(D18190898)                        690,808    9,436,437       0.2%
    Deutsche Lufthansa AG                              504,513   14,663,777       0.4%
    Evonik Industries AG                               119,855    4,258,467       0.1%
    Fraport AG Frankfurt Airport Services Worldwide     43,150    4,175,861       0.1%
    Fresenius Medical Care AG & Co. KGaA                   167       16,946       0.0%
    Hannover Rueck SE                                   17,043    2,393,613       0.1%
*   Hapag-Lloyd AG                                      22,613      968,000       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                   --------- ------------ ---------------
GERMANY -- (Continued)
    HeidelbergCement AG                              151,956 $ 14,859,333       0.4%
    Innogy SE                                        102,775    4,515,950       0.1%
    Lanxess AG                                        14,278    1,057,633       0.0%
*   Linde AG                                          57,190   12,669,602       0.3%
    METRO AG                                         226,165    3,271,949       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG     63,303   14,487,662       0.3%
    RWE AG                                           901,332   21,543,391       0.5%
*   Talanx AG                                         64,359    2,899,697       0.1%
    Telefonica Deutschland Holding AG                554,648    2,647,069       0.1%
    Uniper SE                                        281,191    8,694,191       0.2%
    Volkswagen AG                                     34,689    7,062,651       0.2%
    Wacker Chemie AG                                  13,775    2,475,401       0.1%
                                                             ------------       ---
TOTAL GERMANY                                                 281,526,114       6.8%
                                                             ------------       ---
HONG KONG -- (2.8%)
    BOC Aviation, Ltd.                               135,300      791,073       0.0%
    Cathay Pacific Airways, Ltd.                   1,014,000    1,628,076       0.0%
    CK Asset Holdings, Ltd.                          309,000    2,667,586       0.1%
    CK Hutchison Holdings, Ltd.                    2,278,348   26,941,137       0.7%
    Guoco Group, Ltd.                                  7,000       92,910       0.0%
    Hang Lung Group, Ltd.                          1,037,000    3,132,271       0.1%
    Hang Lung Properties, Ltd.                     1,244,000    2,944,017       0.1%
    Henderson Land Development Co., Ltd.             451,348    2,861,795       0.1%
    Hopewell Holdings, Ltd.                          291,331    1,033,443       0.0%
    Kerry Properties, Ltd.                           891,500    4,261,833       0.1%
    Li & Fung, Ltd.                                  118,000       59,345       0.0%
    Melco International Development, Ltd.            647,000    2,395,412       0.1%
    MTR Corp., Ltd.                                  789,215    4,434,410       0.1%
    New World Development Co., Ltd.                6,492,193    9,520,932       0.2%
    NWS Holdings, Ltd.                               995,172    1,962,292       0.1%
    Orient Overseas International, Ltd.               70,000      665,592       0.0%
    Shangri-La Asia, Ltd.                            822,000    1,599,706       0.0%
    Sino Land Co., Ltd.                            1,915,146    3,305,877       0.1%
    SJM Holdings, Ltd.                             2,311,000    2,314,763       0.1%
    Sun Hung Kai Properties, Ltd.                  1,085,434   17,480,297       0.4%
    Swire Pacific, Ltd. Class A                      727,500    7,188,652       0.2%
    Swire Pacific, Ltd. Class B                    1,077,500    1,815,718       0.0%
    Tsim Sha Tsui Properties, Ltd.                   261,125      845,704       0.0%
    Wharf Holdings, Ltd. (The)                     1,732,000    5,762,113       0.1%
    Wheelock & Co., Ltd.                           1,122,000    8,324,354       0.2%
    Yue Yuen Industrial Holdings, Ltd.               656,500    1,860,497       0.0%
                                                             ------------       ---
TOTAL HONG KONG                                               115,889,805       2.8%
                                                             ------------       ---
IRELAND -- (0.3%)
    AIB Group P.L.C.                                  55,175      328,810       0.0%
    Bank of Ireland Group P.L.C.                     495,483    4,445,172       0.1%
    CRH P.L.C.                                        34,724    1,233,098       0.1%
    CRH P.L.C. Sponsored ADR                         137,296    4,854,786       0.1%
    Paddy Power Betfair P.L.C.                         9,002      890,848       0.0%
                                                             ------------       ---
TOTAL IRELAND                                                  11,752,714       0.3%
                                                             ------------       ---

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
ISRAEL -- (0.3%)
    Bank Hapoalim BM                                772,002 $ 5,272,321       0.1%
    Bank Leumi Le-Israel BM                       1,112,858   6,565,472       0.2%
    Mizrahi Tefahot Bank, Ltd.                       32,585     595,561       0.0%
                                                            -----------       ---
TOTAL ISRAEL                                                 12,433,354       0.3%
                                                            -----------       ---
ITALY -- (2.1%)
    Eni SpA                                         177,842   3,476,527       0.1%
    Fiat Chrysler Automobiles NV(N31738102)         247,395   5,400,633       0.1%
    Fiat Chrysler Automobiles NV(BRJFWP3)           814,171  18,089,877       0.5%
    Intesa Sanpaolo SpA                             937,651   3,566,782       0.1%
    Mediobanca Banca di Credito Finanziario SpA     624,509   7,567,498       0.2%
*   Telecom Italia SpA                           17,805,313  17,565,053       0.4%
*   Telecom Italia SpA Sponsored ADR                 93,568     936,616       0.0%
    UniCredit SpA                                 1,398,948  30,329,072       0.7%
                                                            -----------       ---
TOTAL ITALY                                                  86,932,058       2.1%
                                                            -----------       ---
JAPAN -- (23.0%)
    Aeon Co., Ltd.                                  294,700   5,888,774       0.1%
    Aisin Seiki Co., Ltd.                            72,700   3,938,515       0.1%
    Alfresa Holdings Corp.                           75,000   1,654,804       0.0%
    Amada Holdings Co., Ltd.                        127,900   1,535,349       0.0%
    Aoyama Trading Co., Ltd.                         28,600   1,101,506       0.0%
    Asahi Glass Co., Ltd.                           267,500  11,101,564       0.3%
    Asahi Kasei Corp.                               394,500   5,424,465       0.1%
    Bank of Kyoto, Ltd. (The)                        29,600   1,779,419       0.0%
    Canon Marketing Japan, Inc.                      54,100   1,175,644       0.0%
    Chiba Bank, Ltd. (The)                          395,000   3,187,025       0.1%
    Chugoku Bank, Ltd. (The)                         91,100   1,058,035       0.0%
    Citizen Watch Co., Ltd.                         302,600   2,254,617       0.1%
    Coca-Cola Bottlers Japan Holdings, Inc.          44,575   1,917,145       0.1%
    COMSYS Holdings Corp.                             5,600     155,790       0.0%
    Concordia Financial Group, Ltd.                 716,000   4,162,636       0.1%
    Credit Saison Co., Ltd.                          71,500   1,280,528       0.0%
    Dai Nippon Printing Co., Ltd.                   149,500   3,219,069       0.1%
    Dai-ichi Life Holdings, Inc.                    541,800  10,756,109       0.3%
    Daicel Corp.                                    274,500   3,167,249       0.1%
    Daido Steel Co., Ltd.                            30,300   1,636,218       0.0%
    Daiwa Securities Group, Inc.                  1,416,000   8,686,502       0.2%
    Dena Co., Ltd.                                   85,400   1,627,694       0.0%
    Denka Co., Ltd.                                  84,000   2,990,510       0.1%
    Denso Corp.                                      70,400   3,702,114       0.1%
    Dentsu, Inc.                                     10,700     506,888       0.0%
    DIC Corp.                                       100,400   3,407,067       0.1%
    Dowa Holdings Co., Ltd.                          27,000   1,014,681       0.0%
    Ebara Corp.                                      83,800   3,200,783       0.1%
    FUJIFILM Holdings Corp.                         310,400  12,483,076       0.3%
    Fukuoka Financial Group, Inc.                   557,000   2,982,240       0.1%
    Fukuyama Transporting Co., Ltd.                  15,900     663,481       0.0%
    Glory, Ltd.                                      42,500   1,461,414       0.0%
    Gunma Bank, Ltd. (The)                          208,000   1,213,926       0.0%
    H2O Retailing Corp.                             105,000   1,975,861       0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                        --------- ----------- ---------------
JAPAN -- (Continued)
    Hachijuni Bank, Ltd. (The)                            217,000 $ 1,145,972       0.0%
    Hankyu Hanshin Holdings, Inc.                         224,400   8,827,355       0.2%
    Hiroshima Bank, Ltd. (The)                            144,000   1,095,800       0.0%
    Hitachi Capital Corp.                                  43,300   1,157,041       0.0%
    Hitachi Chemical Co., Ltd.                             94,000   2,061,775       0.1%
    Hitachi Metals, Ltd.                                  260,700   2,979,370       0.1%
    Hitachi Transport System, Ltd.                         31,585     845,898       0.0%
    Hitachi, Ltd.                                       3,112,000  22,713,107       0.5%
    Hokuhoku Financial Group, Inc.                         59,000     872,819       0.0%
    Honda Motor Co., Ltd.                               1,399,700  48,129,994       1.2%
    House Foods Group, Inc.                                15,100     531,811       0.0%
    Ibiden Co., Ltd.                                      144,200   2,381,313       0.1%
    Idemitsu Kosan Co., Ltd.                              182,400   7,125,620       0.2%
    Iida Group Holdings Co., Ltd.                         179,600   3,501,191       0.1%
    Isetan Mitsukoshi Holdings, Ltd.                      138,200   1,537,503       0.0%
    ITOCHU Corp.                                          668,200  13,362,940       0.3%
    Iyo Bank, Ltd. (The)                                  127,118   1,004,708       0.0%
    J Front Retailing Co., Ltd.                           210,200   3,405,679       0.1%
    Japan Post Holdings Co., Ltd.                         240,500   2,922,393       0.1%
    JFE Holdings, Inc.                                    505,292  10,369,776       0.3%
    JGC Corp.                                              21,500     526,942       0.0%
    JSR Corp.                                             101,400   1,910,180       0.1%
    JTEKT Corp.                                           284,300   4,600,012       0.1%
    JXTG Holdings, Inc.                                 2,490,886  16,237,495       0.4%
    K's Holdings Corp.                                    105,800   1,525,960       0.0%
    Kamigumi Co., Ltd.                                     86,500   1,947,253       0.1%
    Kandenko Co., Ltd.                                     32,000     378,977       0.0%
    Kaneka Corp.                                          343,000   3,389,273       0.1%
    Kawasaki Heavy Industries, Ltd.                        51,200   1,711,723       0.0%
*   Kawasaki Kisen Kaisha, Ltd.                            57,650   1,333,169       0.0%
    Kobe Steel, Ltd.                                      394,200   4,054,961       0.1%
    Konica Minolta, Inc.                                  624,500   5,360,590       0.1%
    Kuraray Co., Ltd.                                     491,400   8,183,849       0.2%
    Kurita Water Industries, Ltd.                          11,100     359,460       0.0%
    Kyushu Financial Group, Inc.                          149,510     733,341       0.0%
    LIXIL Group Corp.                                     143,540   3,214,707       0.1%
    Marubeni Corp.                                      1,100,400   8,263,513       0.2%
    Maruichi Steel Tube, Ltd.                              10,000     341,321       0.0%
    Mazda Motor Corp.                                     778,400  10,822,804       0.3%
    Mebuki Financial Group, Inc.                          380,118   1,475,397       0.0%
    Medipal Holdings Corp.                                155,100   3,327,334       0.1%
    Mitsubishi Chemical Holdings Corp.                    810,100   7,663,224       0.2%
    Mitsubishi Corp.                                      761,900  21,009,811       0.5%
    Mitsubishi Gas Chemical Co., Inc.                     202,300   4,740,993       0.1%
    Mitsubishi Heavy Industries, Ltd.                     314,100  12,416,917       0.3%
    Mitsubishi Logistics Corp.                             21,000     484,367       0.0%
    Mitsubishi Materials Corp.                            153,400   4,669,067       0.1%
    Mitsubishi Motors Corp.                                52,800     392,927       0.0%
    Mitsubishi UFJ Financial Group, Inc.                4,280,634  28,685,993       0.7%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR  1,689,980  11,289,066       0.3%
    Mitsubishi UFJ Lease & Finance Co., Ltd.              532,800   3,387,047       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                          716     258,838       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
JAPAN -- (Continued)
    Mitsui Chemicals, Inc.                                          162,200 $ 4,649,653       0.1%
    Mitsui Fudosan Co., Ltd.                                        288,500   7,390,053       0.2%
    Mitsui OSK Lines, Ltd.                                          128,700   3,812,297       0.1%
    Mizuho Financial Group, Inc.                                 10,873,500  19,672,735       0.5%
    MS&AD Insurance Group Holdings, Inc.                            364,463  12,281,022       0.3%
    NEC Corp.                                                       340,200   9,324,906       0.2%
    NGK Spark Plug Co., Ltd.                                         13,400     343,667       0.0%
    NH Foods, Ltd.                                                  112,900   4,932,211       0.1%
    NHK Spring Co., Ltd.                                            255,800   2,826,756       0.1%
    Nikon Corp.                                                      34,400     598,577       0.0%
    Nippo Corp.                                                      66,000   1,513,704       0.0%
    Nippon Electric Glass Co., Ltd.                                  63,700   1,835,709       0.0%
    Nippon Express Co., Ltd.                                        104,800   7,917,647       0.2%
    Nippon Paper Industries Co., Ltd.                               114,700   2,196,755       0.1%
    Nippon Shokubai Co., Ltd.                                        29,800   2,024,911       0.1%
    Nippon Steel & Sumitomo Metal Corp.                             611,400  13,292,609       0.3%
    Nippon Yusen K.K.                                               215,500   4,583,799       0.1%
    Nissan Motor Co., Ltd.                                        1,904,600  20,037,282       0.5%
    Nisshinbo Holdings, Inc.                                        118,100   1,664,321       0.0%
    NOK Corp.                                                       120,100   2,456,205       0.1%
    Nomura Holdings, Inc.                                         2,579,800  14,858,491       0.4%
    Nomura Real Estate Holdings, Inc.                               142,200   3,518,939       0.1%
    NSK, Ltd.                                                        71,400     955,452       0.0%
    NTN Corp.                                                       490,200   2,156,127       0.1%
    Obayashi Corp.                                                  119,500   1,376,187       0.0%
    Oji Holdings Corp.                                            1,173,000   8,251,582       0.2%
    Resona Holdings, Inc.                                         2,227,800  12,658,536       0.3%
    Ricoh Co., Ltd.                                                 922,900   9,017,913       0.2%
    Sankyo Co., Ltd.                                                 17,300     606,488       0.0%
    SBI Holdings, Inc.                                              184,100   4,642,134       0.1%
    Sega Sammy Holdings, Inc.                                       128,600   2,112,473       0.1%
    Seino Holdings Co., Ltd.                                        122,500   2,294,517       0.1%
    Sekisui House, Ltd.                                             729,800  13,376,196       0.3%
    Shimamura Co., Ltd.                                               7,500     872,799       0.0%
    Shimizu Corp.                                                   218,500   2,161,800       0.1%
    Shinsei Bank, Ltd.                                              103,100   1,605,224       0.0%
    Shizuoka Bank, Ltd. (The)                                       303,000   3,072,667       0.1%
    Showa Denko K.K.                                                 43,600   1,450,605       0.0%
    Sojitz Corp.                                                  1,001,600   3,297,024       0.1%
    Sompo Holdings, Inc.                                            176,760   7,400,960       0.2%
    Sumitomo Chemical Co., Ltd.                                   2,210,000  12,644,847       0.3%
    Sumitomo Corp.                                                  305,400   5,482,094       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.                              27,800     505,593       0.0%
    Sumitomo Electric Industries, Ltd.                              983,800  15,061,054       0.4%
    Sumitomo Forestry Co., Ltd.                                     169,700   2,811,969       0.1%
    Sumitomo Heavy Industries, Ltd.                                 149,100   5,697,155       0.1%
    Sumitomo Metal Mining Co., Ltd.                                  85,100   3,630,396       0.1%
    Sumitomo Mitsui Financial Group, Inc.                           900,727  37,540,717       0.9%
    Sumitomo Mitsui Trust Holdings, Inc.                            145,200   6,157,507       0.2%
    Sumitomo Rubber Industries, Ltd.                                228,400   4,078,694       0.1%
    Suruga Bank, Ltd.                                                66,900     906,257       0.0%
    Suzuken Co., Ltd.                                                37,400   1,608,142       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                          --------- ------------ ---------------
JAPAN -- (Continued)
    T&D Holdings, Inc.                      418,800 $  7,112,893       0.2%
    Taiheiyo Cement Corp.                    97,300    3,674,044       0.1%
    Takashimaya Co., Ltd.                   255,000    2,189,797       0.1%
    TDK Corp.                               143,900   12,402,569       0.3%
    Teijin, Ltd.                            243,400    4,576,128       0.1%
    Toda Corp.                              172,000    1,418,256       0.0%
    Tokai Rika Co., Ltd.                     45,200      902,963       0.0%
    Tokio Marine Holdings, Inc.             296,400   13,989,263       0.3%
    Tokyo Tatemono Co., Ltd.                199,600    3,039,739       0.1%
    Tokyu Fudosan Holdings Corp.            593,700    4,672,119       0.1%
    Tosoh Corp.                             270,500    4,784,693       0.1%
    Toyo Seikan Group Holdings, Ltd.        171,100    2,691,940       0.1%
    Toyoda Gosei Co., Ltd.                   81,000    2,045,168       0.1%
    Toyota Motor Corp.                    1,805,488  118,390,080       2.8%
    Toyota Motor Corp. Sponsored ADR         38,605    5,056,483       0.1%
    Toyota Tsusho Corp.                     256,400    9,193,602       0.2%
    TS Tech Co., Ltd.                        13,400      542,158       0.0%
    Ube Industries, Ltd.                    131,600    4,009,086       0.1%
    Universal Entertainment Corp.             5,500      261,264       0.0%
    Yamada Denki Co., Ltd.                  801,700    4,193,274       0.1%
    Yamaguchi Financial Group, Inc.         107,000    1,336,594       0.0%
    Yokohama Rubber Co., Ltd. (The)         149,700    3,524,848       0.1%
    Zeon Corp.                              121,000    1,562,629       0.0%
                                                    ------------      ----
TOTAL JAPAN                                          949,714,222      22.8%
                                                    ------------      ----
NETHERLANDS -- (3.7%)
    ABN AMRO Group NV                       286,174    8,874,608       0.2%
    Aegon NV(5927375)                     1,330,813    9,753,242       0.2%
    Aegon NV(007924103)                      24,680      179,177       0.0%
    Akzo Nobel NV                            64,232    5,816,740       0.1%
*   ArcelorMittal(BD4H9V1)                  209,998    7,106,317       0.2%
*   ArcelorMittal(BYPBS67)                  428,685   14,529,701       0.4%
    Coca-Cola European Partners P.L.C.        9,623      379,830       0.0%
    ING Groep NV                          1,741,138   29,339,063       0.7%
    ING Groep NV Sponsored ADR               96,251    1,616,054       0.0%
    Koninklijke Ahold Delhaize NV         1,346,177   32,475,811       0.8%
    Koninklijke DSM NV                      198,898   20,556,657       0.5%
    Koninklijke Philips NV(5986622)         241,164   10,207,557       0.3%
    Koninklijke Philips NV(2614313)          43,701    1,845,056       0.1%
    NN Group NV                             193,949    9,294,946       0.2%
    Randstad NV                               5,814      374,208       0.0%
                                                    ------------      ----
TOTAL NETHERLANDS                                    152,348,967       3.7%
                                                    ------------      ----
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd.                   749,639    1,720,092       0.0%
    Auckland International Airport, Ltd.    398,820    1,784,591       0.1%
    EBOS Group, Ltd.                          5,578       69,688       0.0%
    Fletcher Building, Ltd.                 484,835    2,147,346       0.1%
    Fonterra Co-operative Group, Ltd.        92,760      373,489       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
 NEW ZEALAND -- (Continued)
     SKYCITY Entertainment Group, Ltd.     67,928 $    193,010       0.0%
                                                  ------------       ---
 TOTAL NEW ZEALAND                                   6,288,216       0.2%
                                                  ------------       ---
 NORWAY -- (0.8%)
     Aker ASA Class A                      21,712    1,356,988       0.0%
     Austevoll Seafood ASA                  3,810       45,854       0.0%
     DNB ASA                              411,237    7,690,682       0.2%
     Norsk Hydro ASA                      980,179    6,122,152       0.2%
     SpareBank 1 SR-Bank ASA               78,763      778,960       0.0%
     Statoil ASA                          131,020    3,350,535       0.1%
     Statoil ASA Sponsored ADR             55,613    1,423,693       0.0%
     Storebrand ASA                       241,051    2,060,083       0.1%
     Subsea 7 SA                          338,077    4,723,517       0.1%
     Yara International ASA               137,878    5,815,497       0.1%
                                                  ------------       ---
 TOTAL NORWAY                                       33,367,961       0.8%
                                                  ------------       ---
 PORTUGAL -- (0.0%)
     EDP Renovaveis SA                    189,207    1,816,950       0.0%
                                                  ------------       ---
 SINGAPORE -- (1.0%)
     CapitaLand, Ltd.                   2,499,600    7,048,487       0.2%
     City Developments, Ltd.              465,500    4,423,601       0.1%
     DBS Group Holdings, Ltd.              21,252      490,328       0.0%
     Frasers Property, Ltd.               282,800      431,858       0.0%
     Golden Agri-Resources, Ltd.        4,292,200    1,112,910       0.0%
     Hongkong Land Holdings, Ltd.         141,500    1,022,654       0.0%
     Hutchison Port Holdings Trust      2,925,000      975,198       0.0%
     Keppel Corp., Ltd.                 1,441,000    8,837,885       0.2%
     SembCorp Industries, Ltd.          1,756,100    4,045,037       0.1%
     Singapore Airlines, Ltd.             912,300    7,443,791       0.2%
     United Industrial Corp., Ltd.        361,770      888,833       0.0%
     UOL Group, Ltd.                      272,807    1,801,787       0.1%
     Wilmar International, Ltd.         1,224,300    2,995,159       0.1%
                                                  ------------       ---
 TOTAL SINGAPORE                                    41,517,528       1.0%
                                                  ------------       ---
 SPAIN -- (2.7%)
     Banco de Sabadell SA               6,439,250   12,600,888       0.3%
     Banco Santander SA                 9,958,998   64,344,304       1.6%
     Banco Santander SA Sponsored ADR       2,064       13,457       0.0%
     Bankia SA                            210,428      923,276       0.0%
     CaixaBank SA                          48,312      234,935       0.0%
     Iberdrola SA                           1,160        8,962       0.0%
     Mapfre SA                            464,572    1,611,592       0.0%
     Repsol SA                          1,611,504   30,752,017       0.8%
                                                  ------------       ---
 TOTAL SPAIN                                       110,489,431       2.7%
                                                  ------------       ---
 SWEDEN -- (2.7%)
 *   Arjo AB Class B                      120,216      356,144       0.0%
     BillerudKorsnas AB                   154,422    2,269,015       0.1%
     Boliden AB                           333,548   11,557,315       0.3%
     Getinge AB Class B                   141,212    1,315,677       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
SWEDEN -- (Continued)
    Holmen AB                                   132,392 $  3,264,419       0.1%
    ICA Gruppen AB                               25,921      804,857       0.0%
    Intrum Justitia AB                           22,002      583,863       0.0%
    Millicom International Cellular SA           55,222    3,657,831       0.1%
    Nordea Bank AB                            2,287,912   23,269,553       0.6%
    Skandinaviska Enskilda Banken AB Class A  1,336,269   12,544,935       0.3%
    SSAB AB Class A                             144,942      819,506       0.0%
    SSAB AB Class B                             338,757    1,532,627       0.0%
    Svenska Cellulosa AB SCA Class A              4,705       52,879       0.0%
    Svenska Cellulosa AB SCA Class B            695,407    7,701,398       0.2%
#   Svenska Handelsbanken AB Class A            995,594   11,103,120       0.3%
    Svenska Handelsbanken AB Class B              8,296       98,788       0.0%
    Swedbank AB Class A                         175,796    3,818,864       0.1%
    Tele2 AB Class B                            108,180    1,402,220       0.0%
    Telefonaktiebolaget LM Ericsson Class B   1,065,318    8,121,414       0.2%
    Telia Co. AB                              2,250,392   11,080,273       0.3%
    Trelleborg AB Class B                       266,674    6,231,838       0.1%
                                                        ------------       ---
TOTAL SWEDEN                                             111,586,536       2.7%
                                                        ------------       ---
SWITZERLAND -- (7.5%)
    Adecco Group AG                             158,047   10,466,692       0.2%
    Baloise Holding AG                           51,160    8,109,110       0.2%
    Banque Cantonale Vaudoise                       480      382,538       0.0%
    Cie Financiere Richemont SA                 336,934   32,028,494       0.8%
    Clariant AG                                 482,739   11,144,174       0.3%
    Credit Suisse Group AG                      568,916    9,595,468       0.2%
    Credit Suisse Group AG Sponsored ADR         68,468    1,148,212       0.0%
*   Dufry AG                                     45,906    6,492,846       0.2%
    Flughafen Zurich AG                          10,697    2,233,858       0.1%
    Helvetia Holding AG                           1,462      868,445       0.0%
    Julius Baer Group, Ltd.                     192,280   11,411,494       0.3%
    LafargeHolcim, Ltd.                         321,383   17,853,306       0.4%
    LafargeHolcim, Ltd.                         116,138    6,479,658       0.1%
    Lonza Group AG                                3,250      794,078       0.0%
    Novartis AG                                 694,844   53,485,125       1.3%
    Novartis AG Sponsored ADR                   210,177   16,118,474       0.4%
    Swatch Group AG (The)(7184736)               44,254    3,943,192       0.1%
    Swatch Group AG (The)(7184725)               29,762   14,291,040       0.3%
    Swiss Life Holding AG                        30,439   10,648,133       0.3%
    Swiss Re AG                                 237,102   22,588,524       0.5%
    UBS Group AG(BRJL176)                     1,170,317   19,643,643       0.5%
*   UBS Group AG(H42097107)                     232,443    3,905,042       0.1%
    Vifor Pharma AG                              17,294    2,729,188       0.1%
    Zurich Insurance Group AG                   133,732   42,718,737       1.0%
                                                        ------------       ---
TOTAL SWITZERLAND                                        309,079,471       7.4%
                                                        ------------       ---
UNITED KINGDOM -- (16.7%)
    Anglo American P.L.C.                     1,634,163   38,450,630       0.9%
    Antofagasta P.L.C.                          243,456    3,252,796       0.1%
    Aviva P.L.C.                              1,838,046   13,354,633       0.3%
    Barclays P.L.C.                           1,986,508    5,663,734       0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                       ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Barclays P.L.C. Sponsored ADR                       1,272,911 $   14,689,393       0.4%
    Barratt Developments P.L.C.                           913,338      7,003,525       0.2%
    BP P.L.C. Sponsored ADR                             2,849,521    127,060,153       3.1%
    Glencore P.L.C.                                     4,325,222     20,834,568       0.5%
    HSBC Holdings P.L.C.                                1,825,724     18,176,867       0.4%
    HSBC Holdings P.L.C. Sponsored ADR                  1,452,878     73,021,648       1.8%
    Investec P.L.C.                                        47,682        377,201       0.0%
    J Sainsbury P.L.C.                                  2,263,330      9,603,683       0.2%
    John Wood Group P.L.C.                                153,502      1,196,541       0.0%
    Kingfisher P.L.C.                                   2,376,325      9,910,297       0.2%
    Lloyds Banking Group P.L.C.                        55,980,496     49,651,723       1.2%
    Lloyds Banking Group P.L.C. ADR                       660,058      2,356,407       0.1%
    Old Mutual P.L.C.                                   1,182,474      4,073,703       0.1%
    Pearson P.L.C.                                        378,835      4,343,202       0.1%
    Pearson P.L.C. Sponsored ADR                           81,064        925,751       0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR     502,059      3,755,401       0.1%
    Royal Dutch Shell P.L.C. Class A                      224,663      7,816,294       0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A     1,096,933     76,675,599       1.8%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B       967,420     70,060,556       1.7%
    Royal Mail P.L.C.                                     745,922      5,948,694       0.2%
    Shire P.L.C.(B39JBM7)                                  18,776      2,993,458       0.1%
    Shire P.L.C.(B2QKY05)                                 161,734      8,612,313       0.2%
    Standard Chartered P.L.C.                           1,554,361     16,327,049       0.4%
    Standard Life Aberdeen P.L.C.                         233,702      1,169,139       0.0%
    Tesco P.L.C.                                          146,824        475,553       0.0%
    Vodafone Group P.L.C.                              21,750,556     63,472,695       1.5%
    Vodafone Group P.L.C. Sponsored ADR                   592,166     17,415,591       0.4%
    WM Morrison Supermarkets P.L.C.                     2,804,493      9,353,441       0.2%
                                                                  --------------      ----
TOTAL UNITED KINGDOM                                                 688,022,238      16.5%
                                                                  --------------      ----
TOTAL COMMON STOCKS                                                4,037,412,534      97.0%
                                                                  --------------      ----
PREFERRED STOCKS -- (1.3%)

GERMANY -- (1.3%)
    Bayerische Motoren Werke AG                            53,744      5,188,896       0.1%
    Porsche Automobil Holding SE                           92,394      7,850,633       0.2%
    Volkswagen AG                                         198,299     40,896,157       1.0%
                                                                  --------------      ----
TOTAL GERMANY                                                         53,935,686       1.3%
                                                                  --------------      ----
TOTAL PREFERRED STOCKS                                                53,935,686       1.3%
                                                                  --------------      ----
RIGHTS/WARRANTS -- (0.0%)

NEW ZEALAND -- (0.0%)
*   Fletcher Building, Ltd. Rights 05/18/18                88,798             --       0.0%
                                                                  --------------      ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                  --------- -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                  4,091,348,220
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@ DFA Short Term Investment Fund                               2,847,279 $   32,943,020       0.8%
                                                                            --------------      ----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,461,189,342)                         $4,124,291,240      99.1%
                                                                            ==============      ====

At April 30, 2018, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

                                                                       UNREALIZED
                        NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------             --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future      65     06/15/18  $ 6,580,980 $ 6,586,125   $   5,145
S&P 500(R) Emini Index     201     06/15/18   27,515,300  26,602,350    (912,950)
                                             ----------- -----------   ---------
TOTAL FUTURES CONTRACTS                      $34,096,280 $33,188,475   $(907,805)
                                             =========== ===========   =========

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                               ------------  -------------- ------- --------------
Common Stocks
   Australia                   $  2,969,710  $  210,842,225   --    $  213,811,935
   Austria                               --       5,986,353   --         5,986,353
   Belgium                               --      49,968,333   --        49,968,333
   Canada                       336,011,394              --   --       336,011,394
   Denmark                               --      60,175,869   --        60,175,869
   Finland                               --      43,514,073   --        43,514,073
   France                           257,179     414,921,833   --       415,179,012
   Germany                       20,243,402     261,282,712   --       281,526,114
   Hong Kong                             --     115,889,805   --       115,889,805
   Ireland                        4,854,786       6,897,928   --        11,752,714
   Israel                                --      12,433,354   --        12,433,354
   Italy                          6,337,249      80,594,809   --        86,932,058
   Japan                         16,604,387     933,109,835   --       949,714,222
   Netherlands                   10,746,604     141,602,363   --       152,348,967
   New Zealand                           --       6,288,216   --         6,288,216
   Norway                         1,423,693      31,944,268   --        33,367,961
   Portugal                              --       1,816,950   --         1,816,950
   Singapore                             --      41,517,528   --        41,517,528
   Spain                             13,457     110,475,974   --       110,489,431
   Sweden                                --     111,586,536   --       111,586,536
   Switzerland                   21,171,728     287,907,743   --       309,079,471
   United Kingdom               388,953,957     299,068,281   --       688,022,238
Preferred Stocks
   Germany                               --      53,935,686   --        53,935,686
Securities Lending Collateral            --      32,943,020   --        32,943,020
Futures Contracts**                (907,805)             --   --          (907,805)
                               ------------  --------------   --    --------------
TOTAL                          $808,679,741  $3,314,703,694   --    $4,123,383,435
                               ============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                 --------- ---------- ---------------
COMMON STOCKS -- (98.4%)
AUSTRALIA -- (4.3%)
    Accent Group, Ltd.                              42,394 $   39,835       0.0%
    Adacel Technologies, Ltd.                       17,466     24,254       0.0%
    Adairs, Ltd.                                    16,126     25,703       0.0%
    Adelaide Brighton, Ltd.                        170,983    824,926       0.0%
    AGL Energy, Ltd.                                33,912    552,679       0.0%
    Ainsworth Game Technology, Ltd.                 68,128     97,695       0.0%
    ALS, Ltd.                                       38,796    226,412       0.0%
    Altium, Ltd.                                    30,558    464,064       0.0%
    Alumina, Ltd.                                  357,768    704,221       0.0%
    AMA Group, Ltd.                                 62,829     45,672       0.0%
    Amaysim Australia, Ltd.                         36,375     32,733       0.0%
    Amcor, Ltd.                                    147,315  1,518,076       0.1%
    AMP, Ltd.                                      795,897  2,409,313       0.1%
    Ansell, Ltd.                                    51,355  1,003,371       0.0%
    AP Eagers, Ltd.                                 17,839    117,979       0.0%
    APA Group                                       96,929    606,796       0.0%
    Apollo Tourism & Leisure, Ltd.                  17,255     19,847       0.0%
    Appen, Ltd.                                     19,597    141,011       0.0%
    ARB Corp., Ltd.                                 19,681    306,980       0.0%
    Aristocrat Leisure, Ltd.                        82,577  1,656,542       0.1%
    Asaleo Care, Ltd.                              201,828    196,347       0.0%
    ASX, Ltd.                                        6,051    266,019       0.0%
*   Atlas Iron, Ltd.                             1,157,575     25,918       0.0%
    AUB Group, Ltd.                                  7,864     83,152       0.0%
    Aurizon Holdings, Ltd.                         423,734  1,425,967       0.1%
    Ausdrill, Ltd.                                 125,848    263,225       0.0%
    AusNet Services                                316,041    407,972       0.0%
    Austal, Ltd.                                    93,155    123,598       0.0%
    Australia & New Zealand Banking Group, Ltd.    218,548  4,393,292       0.1%
*   Australian Agricultural Co., Ltd.              172,205    142,065       0.0%
    Australian Pharmaceutical Industries, Ltd.     138,729    140,872       0.0%
*   Australian Property Systems, Ltd.               77,733    318,320       0.0%
    Auswide Bank, Ltd.                               1,410      5,683       0.0%
    Automotive Holdings Group, Ltd.                129,771    328,605       0.0%
    Aveo Group                                     121,209    238,048       0.0%
    AVJennings, Ltd.                                 8,932      4,772       0.0%
    Baby Bunting Group, Ltd.                         9,308      9,505       0.0%
    Bank of Queensland, Ltd.                       141,486  1,065,998       0.0%
    Bapcor, Ltd.                                    47,330    208,819       0.0%
    Beach Energy, Ltd.                           1,032,334  1,217,536       0.1%
*   Beadell Resources, Ltd.                        320,143     19,330       0.0%
    Bega Cheese, Ltd.                               24,931    132,873       0.0%
*   Bellamy's Australia, Ltd.                       25,370    343,678       0.0%
    Bendigo & Adelaide Bank, Ltd.                  195,027  1,552,260       0.1%
    BHP Billiton, Ltd.                             414,517  9,670,370       0.3%
    BHP Billiton, Ltd. Sponsored ADR                44,166  2,064,760       0.1%
    Blackmores, Ltd.                                 4,132    365,744       0.0%
    BlueScope Steel, Ltd.                          291,568  3,583,211       0.1%
    Boral, Ltd.                                    301,414  1,551,163       0.1%
    Brambles, Ltd.                                 100,191    741,331       0.0%
    Breville Group, Ltd.                            29,877    254,997       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                               --------- ---------- ---------------
AUSTRALIA -- (Continued)
    Brickworks, Ltd.                              31,113 $  373,113       0.0%
    BT Investment Management, Ltd.                50,129    344,394       0.0%
*   Buru Energy, Ltd.                            110,733     28,547       0.0%
    BWX, Ltd.                                     20,231     76,757       0.0%
    Cabcharge Australia, Ltd.                     41,051     56,814       0.0%
    Caltex Australia, Ltd.                        41,875    973,793       0.0%
    Capilano Honey, Ltd.                           1,377     15,624       0.0%
*   Cardno, Ltd.                                  99,590     90,543       0.0%
    carsales.com, Ltd.                            75,330    808,543       0.0%
*   Cash Converters International, Ltd.           96,321     25,222       0.0%
    Cedar Woods Properties, Ltd.                  10,567     48,618       0.0%
    Challenger, Ltd.                              54,940    444,188       0.0%
    CIMIC Group, Ltd.                              6,127    208,494       0.0%
    Class, Ltd.                                   12,516     21,639       0.0%
    Cleanaway Waste Management, Ltd.             863,019  1,024,874       0.0%
*   Clinuvel Pharmaceuticals, Ltd.                 2,372     21,044       0.0%
    Coca-Cola Amatil, Ltd.                        71,839    501,444       0.0%
    Cochlear, Ltd.                                10,902  1,586,564       0.1%
    Codan, Ltd.                                   39,377     72,923       0.0%
    Collins Foods, Ltd.                           60,382    242,975       0.0%
    Commonwealth Bank of Australia                88,878  4,785,585       0.1%
    Computershare, Ltd.                           58,836    748,485       0.0%
*   Cooper Energy, Ltd.                          527,596    136,540       0.0%
    Corporate Travel Management, Ltd.             19,886    370,246       0.0%
    Costa Group Holdings, Ltd.                    75,396    410,965       0.0%
    Credit Corp. Group, Ltd.                      19,040    256,207       0.0%
    Crown Resorts, Ltd.                           37,698    365,894       0.0%
*   CSG, Ltd.                                     69,391     20,880       0.0%
    CSL, Ltd.                                     29,062  3,722,523       0.1%
    CSR, Ltd.                                    263,316  1,111,032       0.1%
    Data#3, Ltd.                                  31,676     40,283       0.0%
*   Decmil Group, Ltd.                            35,216     33,111       0.0%
    Dicker Data, Ltd.                              6,188     13,601       0.0%
    Domain Holdings Australia, Ltd.               87,389    202,610       0.0%
    Domino's Pizza Enterprises, Ltd.              21,701    686,991       0.0%
    Donaco International, Ltd.                    23,050      4,398       0.0%
*   Doray Minerals, Ltd.                          35,975      7,804       0.0%
    Downer EDI, Ltd.                             338,490  1,742,132       0.1%
    DuluxGroup, Ltd.                             134,377    781,289       0.0%
    DWS, Ltd.                                     30,792     28,825       0.0%
    Eclipx Group, Ltd.                            97,570    237,665       0.0%
    Elders, Ltd.                                  31,287    185,641       0.0%
*   Ellex Medical Lasers, Ltd.                    26,958     12,791       0.0%
*   Energy World Corp., Ltd.                     154,243     23,250       0.0%
    EQT Holdings, Ltd.                               574      9,077       0.0%
    ERM Power, Ltd.                               37,573     48,187       0.0%
    Event Hospitality and Entertainment, Ltd.     51,003    533,466       0.0%
    Evolution Mining, Ltd.                       635,228  1,518,477       0.1%
    Fairfax Media, Ltd.                        1,013,829    542,664       0.0%
    Fleetwood Corp., Ltd.                         11,993     19,997       0.0%
    Flight Centre Travel Group, Ltd.              20,167    844,829       0.0%
    Fortescue Metals Group, Ltd.                 656,645  2,227,907       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------- ---------- ---------------
AUSTRALIA -- (Continued)
    G8 Education, Ltd.                            174,453 $  296,365       0.0%
    GBST Holdings, Ltd.                             6,127     10,333       0.0%
    Genworth Mortgage Insurance Australia, Ltd.   113,542    197,725       0.0%
    GrainCorp, Ltd. Class A                        89,425    595,034       0.0%
    Greencross, Ltd.                               33,859    135,013       0.0%
    GUD Holdings, Ltd.                             29,205    277,456       0.0%
    GWA Group, Ltd.                               102,508    295,957       0.0%
    Hansen Technologies, Ltd.                      40,056    129,080       0.0%
    Harvey Norman Holdings, Ltd.                  308,343    812,786       0.0%
    Healthscope, Ltd.                             343,136    625,171       0.0%
*   Horizon Oil, Ltd.                             251,263     27,159       0.0%
    HT&E, Ltd.                                    127,805    224,618       0.0%
    Huon Aquaculture Group, Ltd.                    3,231     11,297       0.0%
    IDP Education, Ltd.                            32,860    189,910       0.0%
    Iluka Resources, Ltd.                          50,898    446,827       0.0%
*   Imdex, Ltd.                                    60,824     56,719       0.0%
    IMF Bentham, Ltd.                              65,580    122,729       0.0%
    Incitec Pivot, Ltd.                           388,117  1,104,472       0.1%
    Independence Group NL                         197,519    759,864       0.0%
    Infomedia, Ltd.                                91,828     61,006       0.0%
    Inghams Group, Ltd.                            10,244     28,904       0.0%
    Insurance Australia Group, Ltd.               109,781    649,894       0.0%
    Integrated Research, Ltd.                      23,908     68,852       0.0%
    InvoCare, Ltd.                                 38,098    372,336       0.0%
    IOOF Holdings, Ltd.                            59,932    402,486       0.0%
    IPH, Ltd.                                      77,328    212,061       0.0%
    IRESS, Ltd.                                    36,321    284,931       0.0%
    iSelect, Ltd.                                  57,728     24,775       0.0%
    iSentia Group, Ltd.                            57,195     34,336       0.0%
    IVE Group, Ltd.                                 6,388     10,690       0.0%
    James Hardie Industries P.L.C.                 33,952    599,573       0.0%
    James Hardie Industries P.L.C. Sponsored ADR    6,180    110,066       0.0%
    Japara Healthcare, Ltd.                        45,042     64,285       0.0%
    JB Hi-Fi, Ltd.                                 39,225    756,241       0.0%
    Jumbo Interactive, Ltd.                         8,083     26,502       0.0%
*   Kingsgate Consolidated, Ltd.                   46,498      9,921       0.0%
    LifeHealthcare Group, Ltd.                      8,303     22,606       0.0%
    Link Administration Holdings, Ltd.            104,123    647,889       0.0%
*   Lynas Corp., Ltd.                              35,848     69,086       0.0%
    MACA, Ltd.                                     72,295     70,020       0.0%
*   Macmahon Holdings, Ltd.                       196,207     32,246       0.0%
    Macquarie Atlas Roads Group                   155,053    749,707       0.0%
    Macquarie Group, Ltd.                          70,545  5,745,079       0.2%
    Magellan Financial Group, Ltd.                 26,696    466,392       0.0%
    Mantra Group, Ltd.                             96,588    286,828       0.0%
    MaxiTRANS Industries, Ltd.                     33,340     17,094       0.0%
*   Mayne Pharma Group, Ltd.                      347,423    177,112       0.0%
    McMillan Shakespeare, Ltd.                     24,012    303,403       0.0%
    McPherson's, Ltd.                              23,214     21,801       0.0%
    Medibank Pvt, Ltd.                            350,542    770,406       0.0%
*   Medusa Mining, Ltd.                            80,202     33,625       0.0%
    Melbourne IT, Ltd.                             31,735     88,116       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------- ---------- ---------------
AUSTRALIA -- (Continued)
*   Mesoblast, Ltd.                         38,562 $   42,392       0.0%
    Metals X, Ltd.                         319,145    186,931       0.0%
    Metcash, Ltd.                          429,585  1,159,497       0.1%
    Michael Hill International, Ltd.        12,057      9,235       0.0%
*   Millennium Minerals, Ltd.               74,492     11,940       0.0%
    Mineral Resources, Ltd.                 94,102  1,260,115       0.1%
*   MMA Offshore, Ltd.                     266,586     47,104       0.0%
    MNF Group, Ltd.                          7,840     30,657       0.0%
    Monadelphous Group, Ltd.                34,048    411,802       0.0%
    Monash IVF Group, Ltd.                  64,775     56,992       0.0%
    Money3 Corp., Ltd.                      30,802     40,990       0.0%
    Mortgage Choice, Ltd.                   42,939     56,331       0.0%
    Motorcycle Holdings, Ltd.                5,984     14,129       0.0%
    Myer Holdings, Ltd.                    347,849    100,449       0.0%
    MYOB Group, Ltd.                        70,690    172,362       0.0%
    National Australia Bank, Ltd.          218,063  4,740,479       0.1%
    Navigator Global Investments, Ltd.      33,262     95,641       0.0%
    Navitas, Ltd.                           75,866    242,908       0.0%
*   Neometals, Ltd.                         55,598     13,958       0.0%
*   NetComm Wireless, Ltd.                  20,389     21,041       0.0%
    New Hope Corp., Ltd.                    39,058     63,540       0.0%
    Newcrest Mining, Ltd.                   82,883  1,313,691       0.1%
*   NEXTDC, Ltd.                            10,395     53,386       0.0%
    nib holdings, Ltd.                     152,548    637,679       0.0%
    Nick Scali, Ltd.                        14,383     75,078       0.0%
    Nine Entertainment Co. Holdings, Ltd.  218,554    387,022       0.0%
    Northern Star Resources, Ltd.          210,437  1,004,305       0.0%
*   NRW Holdings, Ltd.                     204,825    196,373       0.0%
    Nufarm, Ltd.                            98,250    671,563       0.0%
    OFX Group, Ltd.                         67,702     91,523       0.0%
    Oil Search, Ltd.                       158,629    933,225       0.0%
    oOh!media, Ltd.                         24,757     90,403       0.0%
    Orica, Ltd.                            125,356  1,867,693       0.1%
*   Origin Energy, Ltd.                    281,946  2,058,424       0.1%
    Orora, Ltd.                            608,969  1,527,315       0.1%
    OZ Minerals, Ltd.                      133,580    921,832       0.0%
    Pacific Current Group, Ltd.              5,976     28,222       0.0%
    Pact Group Holdings, Ltd.               49,638    211,357       0.0%
*   Paladin Energy, Ltd.                    16,734      1,579       0.0%
*   Panoramic Resources, Ltd.               86,357     34,235       0.0%
    Paragon Care, Ltd.                      27,748     15,228       0.0%
    Peet, Ltd.                              33,433     35,537       0.0%
    Perpetual, Ltd.                         14,120    425,980       0.0%
*   Perseus Mining, Ltd.                   425,935    146,284       0.0%
    Pioneer Credit, Ltd.                    11,600     30,418       0.0%
    Platinum Asset Management, Ltd.         71,131    301,727       0.0%
*   PMP, Ltd.                               73,062     15,377       0.0%
*   Praemium, Ltd.                          48,511     25,389       0.0%
    Premier Investments, Ltd.               37,130    438,411       0.0%
    Primary Health Care, Ltd.              229,591    654,548       0.0%
    Prime Media Group, Ltd.                211,487     46,033       0.0%
    Pro Medicus, Ltd.                       10,608     63,690       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
AUSTRALIA -- (Continued)
    PWR Holdings, Ltd.                     10,356 $   18,335       0.0%
    Qantas Airways, Ltd.                  334,671  1,447,377       0.1%
    QBE Insurance Group, Ltd.             156,812  1,171,163       0.1%
    Qube Holdings, Ltd.                   359,338    619,314       0.0%
*   Quintis, Ltd.                         136,509     26,619       0.0%
*   Ramelius Resources, Ltd.              205,532     79,328       0.0%
    Ramsay Health Care, Ltd.                8,906    432,971       0.0%
    RCR Tomlinson, Ltd.                    56,091    170,942       0.0%
    REA Group, Ltd.                         4,246    257,060       0.0%
*   Reckon, Ltd.                           23,466     22,738       0.0%
    Reece, Ltd.                             2,955     23,584       0.0%
    Regis Healthcare, Ltd.                 38,785    111,454       0.0%
    Regis Resources, Ltd.                 155,377    548,302       0.0%
    Reject Shop, Ltd. (The)                10,302     57,088       0.0%
    Reliance Worldwide Corp., Ltd.         91,069    323,177       0.0%
    Resolute Mining, Ltd.                 292,769    250,031       0.0%
    Retail Food Group, Ltd.                66,734     46,171       0.0%
    Ridley Corp., Ltd.                    103,427     99,157       0.0%
    Rio Tinto, Ltd.                        56,776  3,378,975       0.1%
    Ruralco Holdings, Ltd.                  8,131     19,224       0.0%
    Salmat, Ltd.                           11,000      5,600       0.0%
    Sandfire Resources NL                 113,497    671,716       0.0%
*   Santos, Ltd.                          411,949  1,897,359       0.1%
*   Saracen Mineral Holdings, Ltd.        354,155    497,844       0.0%
    SeaLink Travel Group, Ltd.              9,603     28,406       0.0%
    Seek, Ltd.                             56,971    828,691       0.0%
    Select Harvests, Ltd.                  29,205    136,739       0.0%
*   Senex Energy, Ltd.                    615,495    191,035       0.0%
    Servcorp, Ltd.                         15,854     56,962       0.0%
    Service Stream, Ltd.                  131,772    156,447       0.0%
    Seven Group Holdings, Ltd.             38,274    521,899       0.0%
    Seven West Media, Ltd.                646,938    269,054       0.0%
    SG Fleet Group, Ltd.                   24,017     63,843       0.0%
    Shriro Holdings, Ltd.                  10,000     10,298       0.0%
    Sigma Healthcare, Ltd.                199,653    116,013       0.0%
    Silver Chef, Ltd.                       7,886     20,517       0.0%
*   Silver Lake Resources, Ltd.           254,382    106,600       0.0%
    Sims Metal Management, Ltd.            69,266    837,128       0.0%
*   Sino Gas & Energy Holdings, Ltd.       67,816      8,635       0.0%
    Sirtex Medical, Ltd.                   16,042    335,501       0.0%
    SmartGroup Corp., Ltd.                 15,083    122,884       0.0%
    Sonic Healthcare, Ltd.                 47,753    846,672       0.0%
    South32, Ltd.                         601,810  1,670,035       0.1%
    South32, Ltd. ADR                      47,819    664,206       0.0%
    Southern Cross Media Group, Ltd.      241,611    209,212       0.0%
    Spark Infrastructure Group            441,015    777,601       0.0%
    SpeedCast International, Ltd.          25,919    115,120       0.0%
    St Barbara, Ltd.                      174,422    556,455       0.0%
    Star Entertainment Grp, Ltd. (The)    272,629  1,078,869       0.0%
    Steadfast Group, Ltd.                 139,986    288,241       0.0%
    Suncorp Group, Ltd.                   149,767  1,575,204       0.1%
*   Sundance Energy Australia, Ltd.     1,681,934     78,198       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES    VALUE++    OF NET ASSETS**
                                            ------- ------------ ---------------
AUSTRALIA -- (Continued)
    Sunland Group, Ltd.                      21,844 $     28,887       0.0%
    Super Retail Group, Ltd.                 69,116      373,680       0.0%
    Sydney Airport                           73,615      394,141       0.0%
    Tabcorp Holdings, Ltd.                  408,228    1,342,396       0.1%
    Tassal Group, Ltd.                       84,478      246,105       0.0%
    Technology One, Ltd.                     82,892      307,900       0.0%
    Telstra Corp., Ltd.                     210,130      499,610       0.0%
    Telstra Corp., Ltd. ADR                     600        7,137       0.0%
    Thorn Group, Ltd.                        57,038       26,230       0.0%
*   Tiger Resources, Ltd.                   202,588        3,039       0.0%
    Tox Free Solutions, Ltd.                 68,951      178,422       0.0%
    TPG Telecom, Ltd.                       170,258      714,160       0.0%
    Transurban Group                        104,040      906,573       0.0%
    Treasury Wine Estates, Ltd.              57,395      819,829       0.0%
*   Troy Resources, Ltd.                    169,473       16,638       0.0%
    Villa World, Ltd.                        21,656       40,210       0.0%
*   Village Roadshow, Ltd.                   27,836       45,210       0.0%
*   Virgin Australia Holdings, Ltd.         360,269       59,445       0.0%
    Virtus Health, Ltd.                      39,510      167,568       0.0%
    Vita Group, Ltd.                         50,379       40,976       0.0%
    Vocus Group, Ltd.                       157,165      288,845       0.0%
    Webjet, Ltd.                             30,830      253,945       0.0%
    Wesfarmers, Ltd.                         64,800    2,131,879       0.1%
    Western Areas, Ltd.                      93,639      241,127       0.0%
*   Westgold Resources, Ltd.                 52,959       58,619       0.0%
    Westpac Banking Corp.                   215,524    4,629,551       0.1%
    Whitehaven Coal, Ltd.                   329,571    1,136,446       0.1%
    WiseTech Global, Ltd.                    17,629      132,404       0.0%
    Woodside Petroleum, Ltd.                180,414    4,372,061       0.1%
    Woolworths Group, Ltd.                   67,669    1,415,350       0.1%
    WorleyParsons, Ltd.                      98,226    1,197,255       0.1%
    WPP AUNZ, Ltd.                          143,627       99,068       0.0%
*   Xero, Ltd.                                2,961       84,231       0.0%
                                                    ------------       ---
TOTAL AUSTRALIA                                      159,326,739       4.3%
                                                    ------------       ---
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG                      961      112,398       0.0%
    ANDRITZ AG                               25,980    1,396,464       0.1%
    Atrium European Real Estate, Ltd.        38,404      186,315       0.0%
    Austria Technologie & Systemtechnik AG   18,175      448,788       0.0%
    CA Immobilien Anlagen AG                 19,794      686,373       0.0%
    DO & CO AG                                2,338      145,331       0.0%
    Erste Group Bank AG                      50,403    2,464,788       0.1%
    EVN AG                                   13,943      285,465       0.0%
*   FACC AG                                   4,632      113,695       0.0%
    Flughafen Wien AG                         1,216       49,417       0.0%
    Kapsch TrafficCom AG                      1,571       69,933       0.0%
    Lenzing AG                                3,488      405,887       0.0%
    Mayr Melnhof Karton AG                    2,507      379,906       0.0%
    Oesterreichische Post AG                 10,714      514,524       0.0%
    OMV AG                                   46,691    2,891,809       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                          SHARES   VALUE++   OF NET ASSETS**
                                                          ------ ----------- ---------------
AUSTRIA -- (Continued)
    Palfinger AG                                           3,632 $   136,187       0.0%
    POLYTEC Holding AG                                     5,223      94,002       0.0%
    Porr AG                                                1,701      60,537       0.0%
*   Raiffeisen Bank International AG                      42,406   1,431,459       0.1%
    Rosenbauer International AG                              731      44,442       0.0%
    S IMMO AG                                             15,332     303,287       0.0%
*   Schoeller-Bleckmann Oilfield Equipment AG              2,163     267,404       0.0%
    Semperit AG Holding                                    3,249      71,663       0.0%
    Strabag SE                                             6,439     264,968       0.0%
    Telekom Austria AG                                    58,773     560,443       0.0%
    UBM Development AG                                       258      13,024       0.0%
    UNIQA Insurance Group AG                              50,837     608,741       0.0%
    Verbund AG                                            20,774     643,353       0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe  15,432     501,623       0.0%
    Voestalpine AG                                        53,314   2,812,698       0.1%
*   Warimpex Finanz- und Beteiligungs AG                  10,740      19,182       0.0%
    Wienerberger AG                                       48,107   1,212,195       0.0%
    Zumtobel Group AG                                      8,937      80,990       0.0%
                                                                 -----------       ---
TOTAL AUSTRIA                                                     19,277,291       0.5%
                                                                 -----------       ---
BELGIUM -- (1.0%)
*   Ablynx NV                                              3,892     209,803       0.0%
    Ackermans & van Haaren NV                              9,630   1,737,692       0.1%
    Ageas                                                 90,339   4,832,449       0.2%
*   AGFA-Gevaert NV                                       96,627     344,494       0.0%
    Anheuser-Busch InBev SA/NV                            41,726   4,144,791       0.1%
    Anheuser-Busch InBev SA/NV Sponsored ADR               8,449     845,576       0.0%
    Atenor                                                   549      31,007       0.0%
    Banque Nationale de Belgique                              47     167,135       0.0%
    Barco NV                                               4,501     581,443       0.0%
    Bekaert SA                                            16,052     674,258       0.0%
    bpost SA                                              33,766     740,514       0.0%
*   Celyad SA                                                966      33,042       0.0%
    Cie d'Entreprises CFE                                  4,342     546,538       0.0%
    Cie Immobiliere de Belgique SA                           329      21,572       0.0%
    Colruyt SA                                            22,901   1,288,668       0.1%
    D'ieteren SA                                          12,232     520,620       0.0%
    Deceuninck NV                                         27,471      97,133       0.0%
    Econocom Group SA                                     64,162     413,094       0.0%
    Elia System Operator SA                                6,969     440,284       0.0%
*   Euronav NV                                            17,054     138,990       0.0%
    Euronav NV                                            36,257     292,551       0.0%
    EVS Broadcast Equipment SA                             4,348     142,476       0.0%
*   Exmar NV                                              13,346      93,212       0.0%
*   Fagron                                                 1,570      27,032       0.0%
*   Galapagos NV                                           2,920     261,643       0.0%
    Ion Beam Applications                                  3,970      80,952       0.0%
    Jensen-Group NV                                          589      31,655       0.0%
    KBC Group NV                                          56,694   4,928,976       0.2%
    Kinepolis Group NV                                     7,850     548,501       0.0%
    Lotus Bakeries                                            77     218,525       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
BELGIUM -- (Continued)
*   MDxHealth                                                5,908 $    26,586       0.0%
    Melexis NV                                               5,901     561,532       0.0%
*   Nyrstar NV                                              34,910     240,908       0.0%
    Ontex Group NV                                          27,843     713,686       0.0%
    Orange Belgium SA                                       16,120     334,600       0.0%
    Picanol                                                    532      58,927       0.0%
    Proximus SADP                                           30,745     942,155       0.0%
    RealDolmen                                                 455      20,183       0.0%
    Recticel SA                                             15,522     193,811       0.0%
    Resilux                                                    440      74,718       0.0%
    Roularta Media Group NV                                  1,508      40,151       0.0%
    Sioen Industries NV                                      4,172     153,606       0.0%
    Sipef SA                                                 1,476     106,638       0.0%
    Solvay SA                                               23,235   3,231,298       0.1%
*   Telenet Group Holding NV                                 8,945     522,743       0.0%
    TER Beke SA                                                294      60,034       0.0%
*   Tessenderlo Group SA                                    16,074     673,871       0.0%
    UCB SA                                                  33,060   2,489,883       0.1%
    Umicore SA                                              47,324   2,632,092       0.1%
    Van de Velde NV                                          2,567     106,042       0.0%
*   Viohalco SA                                             20,959      89,945       0.0%
                                                                   -----------       ---
TOTAL BELGIUM                                                       37,708,035       1.0%
                                                                   -----------       ---
BRAZIL -- (1.4%)
    AES Tiete Energia SA(BZ8W2L7)                           61,404     199,819       0.0%
    AES Tiete Energia SA(BZ8W2J5)                               21          14       0.0%
    Aliansce Shopping Centers SA                            50,362     247,411       0.0%
    Alupar Investimento SA                                  35,448     176,167       0.0%
    Ambev SA                                                24,800     165,159       0.0%
    Ambev SA ADR                                           122,897     813,578       0.0%
    Anima Holding SA                                         8,900      52,081       0.0%
    Arezzo Industria e Comercio SA                          17,650     266,927       0.0%
*   B2W Cia Digital                                         48,121     396,983       0.0%
    B3 SA - Brasil Bolsa Balcao                            205,786   1,486,180       0.1%
    Banco Bradesco SA                                       89,620     816,076       0.0%
    Banco do Brasil SA                                      85,084     891,352       0.1%
    Banco Santander Brasil SA                               33,028     359,299       0.0%
    BB Seguridade Participacoes SA                          36,500     286,315       0.0%
    BR Malls Participacoes SA                              233,989     729,379       0.0%
    BR Properties SA                                        32,617      82,865       0.0%
*   Brasil Brokers Participacoes SA                         90,292      14,434       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas    6,000      22,813       0.0%
    Braskem SA Sponsored ADR                                23,556     610,100       0.0%
*   BRF SA                                                  11,216      79,401       0.0%
*   BRF SA ADR                                              12,343      88,006       0.0%
    CCR SA                                                 122,462     418,088       0.0%
*   Centrais Eletricas Brasileiras SA                       37,516     204,222       0.0%
    Cia Brasileira de Distribuicao                           7,747     173,068       0.0%
    Cia de Locacao das Americas                             12,815     111,206       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo         23,700     237,866       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR     25,800     257,484       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                     SHARES   VALUE++   OF NET ASSETS**
                                                                     ------- ---------- ---------------
BRAZIL -- (Continued)
    Cia de Saneamento de Minas Gerais-COPASA                          17,981 $  258,690       0.0%
*   Cia Energetica de Minas Gerais                                    36,039     79,213       0.0%
    Cia Hering                                                        55,258    301,275       0.0%
    Cia Paranaense de Energia                                          7,100     46,331       0.0%
*   Cia Siderurgica Nacional SA                                      120,100    301,004       0.0%
*   Cia Siderurgica Nacional SA Sponsored ADR                        222,689    558,949       0.0%
    Cielo SA                                                          91,444    501,179       0.0%
*   Construtora Tenda SA                                              21,472    156,357       0.0%
*   Cosan Logistica SA                                                78,823    245,254       0.0%
    Cosan SA Industria e Comercio                                     46,791    531,327       0.0%
    CSU Cardsystem SA                                                  6,486     18,792       0.0%
    CVC Brasil Operadora e Agencia de Viagens SA                      39,790    658,661       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes          126,521    502,010       0.0%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes      300        985       0.0%
    Dimed SA Distribuidora da Medicamentos                               200     21,438       0.0%
*   Direcional Engenharia SA                                          40,604     70,586       0.0%
    Duratex SA                                                       131,185    400,685       0.0%
    EcoRodovias Infraestrutura e Logistica SA                         67,520    191,774       0.0%
    EDP - Energias do Brasil SA                                       86,152    341,588       0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA            31,846    310,533       0.0%
    Embraer SA                                                         8,000     50,559       0.0%
    Embraer SA ADR                                                    49,002  1,235,830       0.1%
    Energisa SA                                                       64,900    613,764       0.0%
*   Eneva SA                                                          10,061     38,197       0.0%
    Engie Brasil Energia SA                                           19,500    205,899       0.0%
    Equatorial Energia SA                                             43,332    880,073       0.1%
    Estacio Participacoes SA                                         125,808  1,145,603       0.1%
*   Eternit SA                                                        53,144     10,771       0.0%
*   Even Construtora e Incorporadora SA                              102,300    132,284       0.0%
    Ez Tec Empreendimentos e Participacoes SA                         33,259    190,827       0.0%
    Fibria Celulose SA                                                25,130    493,605       0.0%
    Fibria Celulose SA Sponsored ADR                                  22,897    447,865       0.0%
    Fleury SA                                                         75,200    560,480       0.0%
*   Gafisa SA                                                         16,343     54,956       0.0%
    Gafisa SA ADR                                                      4,033     27,465       0.0%
    Gerdau SA                                                         59,100    237,365       0.0%
    Gerdau SA Sponsored ADR                                          134,698    629,040       0.0%
*   Gol Linhas Aereas Inteligentes SA ADR                              5,835     63,893       0.0%
    Grendene SA                                                       26,900    209,859       0.0%
    Guararapes Confeccoes SA                                           4,700    183,803       0.0%
*   Helbor Empreendimentos SA                                        147,405     61,012       0.0%
    Hypermarcas SA                                                    29,698    267,038       0.0%
    Iguatemi Empresa de Shopping Centers SA                           18,500    188,528       0.0%
    International Meal Co. Alimentacao SA                             71,500    166,341       0.0%
    Iochpe-Maxion SA                                                  68,410    548,733       0.0%
    Itau Unibanco Holding SA                                          37,369    470,419       0.0%
    JBS SA                                                           435,860  1,088,655       0.1%
*   JHSF Participacoes SA                                             62,700     30,069       0.0%
*   JSL SA                                                            29,700     59,770       0.0%
*   Kepler Weber SA                                                    4,800     16,374       0.0%
    Klabin SA                                                         85,677    519,217       0.0%
    Kroton Educacional SA                                            308,418  1,233,425       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                         SHARES   VALUE++   OF NET ASSETS**
                                                         ------- ---------- ---------------
BRAZIL -- (Continued)
    Light SA                                              26,507 $  132,717       0.0%
    Linx SA                                               15,300     97,656       0.0%
    Localiza Rent a Car SA                               157,827  1,256,507       0.1%
    Lojas Americanas SA                                   22,094     94,034       0.0%
    Lojas Renner SA                                      167,706  1,561,113       0.1%
    M Dias Branco SA                                      27,348    343,489       0.0%
    Magazine Luiza SA                                      4,410    134,332       0.0%
    Magnesita Refratarios SA                              19,386    318,185       0.0%
    Mahle-Metal Leve SA                                   22,320    156,416       0.0%
    Marcopolo SA                                          29,400     27,275       0.0%
*   Marfrig Global Foods SA                              160,000    361,726       0.0%
*   Marisa Lojas SA                                       19,360     32,550       0.0%
*   Mills Estruturas e Servicos de Engenharia SA          52,057     51,712       0.0%
    Minerva SA                                            27,188     63,639       0.0%
    MRV Engenharia e Participacoes SA                    159,837    684,390       0.0%
    Multiplan Empreendimentos Imobiliarios SA             12,078    229,341       0.0%
    Multiplus SA                                          16,000    130,623       0.0%
    Natura Cosmeticos SA                                  40,447    371,888       0.0%
    Odontoprev SA                                         93,263    400,132       0.0%
*   Paranapanema SA                                      125,480     46,206       0.0%
*   Petroleo Brasileiro SA                               321,106  2,257,605       0.1%
*   Petroleo Brasileiro SA Sponsored ADR                  19,287    271,754       0.0%
    Porto Seguro SA                                       48,795    629,577       0.0%
    Portobello SA                                         58,513     85,852       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA    5,496      8,864       0.0%
    Qualicorp SA                                         131,426    913,514       0.1%
    Raia Drogasil SA                                      35,950    705,824       0.0%
*   Restoque Comercio e Confeccoes de Roupas SA            4,719     41,058       0.0%
*   RNI Negocios Imobiliarios SA                           6,300     10,143       0.0%
*   Rumo SA                                              152,416    646,090       0.0%
*   Santos Brasil Participacoes SA                        89,250     84,328       0.0%
    Sao Martinho SA                                       94,269    456,922       0.0%
    Ser Educacional SA                                    16,557     78,456       0.0%
    SLC Agricola SA                                       34,600    441,685       0.0%
    Smiles Fidelidade SA                                  22,347    459,290       0.0%
    Sonae Sierra Brasil SA                                 5,937     37,962       0.0%
*   Springs Global Participacoes SA                       15,800     42,666       0.0%
    Sul America SA                                       132,194    815,834       0.0%
    Suzano Papel e Celulose SA                           113,134  1,326,011       0.1%
    T4F Entretenimento SA                                  5,200     14,858       0.0%
*   Tecnisa SA                                            56,621     25,537       0.0%
    Tegma Gestao Logistica SA                              4,200     27,587       0.0%
    Telefonica Brasil SA ADR                              12,260    173,111       0.0%
    Tim Participacoes SA                                  78,821    358,870       0.0%
    Tim Participacoes SA ADR                               6,220    141,505       0.0%
    Totvs SA                                              23,682    216,321       0.0%
    TPI - Triunfo Participacoes e Investimentos SA        16,900     12,012       0.0%
    Transmissora Alianca de Energia Eletrica SA           94,281    572,974       0.0%
    Tupy SA                                               19,900    107,362       0.0%
    Ultrapar Participacoes SA                              2,500     43,139       0.0%
    Ultrapar Participacoes SA Sponsored ADR               28,612    495,560       0.0%
    Usinas Siderurgicas de Minas Gerais SA                23,560     86,420       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                    ------- ----------- ---------------
BRAZIL -- (Continued)
    Vale SA                                                         486,553 $ 6,759,684       0.2%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao S.A                                              34,312     179,239       0.0%
    Via Varejo SA                                                    74,100     629,275       0.0%
    WEG SA                                                           37,755     191,620       0.0%
    Wiz Solucoes e Corretagem de Seguros SA                          21,700      61,696       0.0%
                                                                            -----------       ---
TOTAL BRAZIL                                                                 52,648,779       1.4%
                                                                            -----------       ---
CANADA -- (6.0%)
*   5N Plus, Inc.                                                    20,100      46,964       0.0%
    Absolute Software Corp.                                          14,380      78,063       0.0%
    Acadian Timber Corp.                                              3,453      52,953       0.0%
*   Advantage Oil & Gas, Ltd.                                        79,861     254,396       0.0%
    Aecon Group, Inc.                                                26,073     366,539       0.0%
    Ag Growth International, Inc.                                     3,200     129,750       0.0%
    AGF Management, Ltd. Class B                                     37,928     208,258       0.0%
    Agnico Eagle Mines, Ltd.(2009823)                                20,386     857,885       0.0%
    Agnico Eagle Mines, Ltd.(2009834)                                28,546   1,201,501       0.1%
    AGT Food & Ingredients, Inc.                                     11,918     152,230       0.0%
    Aimia, Inc.                                                      41,930      72,172       0.0%
*   Air Canada                                                       15,333     301,417       0.0%
    AirBoss of America Corp.                                         10,693     118,177       0.0%
*   Alacer Gold Corp.                                               122,202     202,726       0.0%
    Alamos Gold, Inc. Class A(BYNBW45)                               42,742     230,807       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                               97,423     526,593       0.0%
    Alaris Royalty Corp.                                             14,848     196,940       0.0%
*   Alexco Resource Corp.                                            33,113      48,743       0.0%
    Algoma Central Corp.                                              3,600      42,590       0.0%
    Algonquin Power & Utilities Corp.                                59,146     575,821       0.0%
    Alimentation Couche-Tard, Inc. Class B                           32,955   1,424,769       0.1%
*   Alio Gold, Inc.                                                  19,045      37,231       0.0%
    AltaGas, Ltd.                                                    16,394     316,018       0.0%
    Altus Group, Ltd.                                                12,816     322,409       0.0%
*   Americas Silver Corp.                                            11,652      44,650       0.0%
*   Amerigo Resources, Ltd.                                           9,900       7,865       0.0%
    Andrew Peller, Ltd. Class A                                      11,100     156,046       0.0%
    ARC Resources, Ltd.                                             156,774   1,748,513       0.1%
*   Argonaut Gold, Inc.                                              72,341     139,166       0.0%
    Atco, Ltd. Class I                                               12,000     363,098       0.0%
*   Athabasca Oil Corp.                                             182,955     216,591       0.0%
*   ATS Automation Tooling Systems, Inc.                             29,357     401,731       0.0%
    AutoCanada, Inc.                                                 12,710     215,999       0.0%
*   B2Gold Corp.                                                    375,341   1,078,709       0.1%
    Badger Daylighting, Ltd.                                         13,390     257,903       0.0%
    Bank of Montreal(2073174)                                        55,301   4,199,005       0.1%
    Bank of Montreal(2076009)                                        64,884   4,927,636       0.2%
    Bank of Nova Scotia (The)(2076281)                               46,481   2,857,028       0.1%
    Bank of Nova Scotia (The)(2957665)                               53,768   3,304,581       0.1%
    Barrick Gold Corp.                                              257,363   3,466,680       0.1%
*   Baytex Energy Corp.(B51ZNJ8)                                     22,889     102,314       0.0%
*   Baytex Energy Corp.(B4VGVM3)                                     74,919     335,515       0.0%
    BCE, Inc.                                                        18,344     778,503       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
CANADA -- (Continued)
*   Bellatrix Exploration, Ltd.(078314507)         1,785 $    2,678       0.0%
#*  Bellatrix Exploration, Ltd.(BF237Z5)          21,090     31,374       0.0%
    Birchcliff Energy, Ltd.                       90,731    328,595       0.0%
    Bird Construction, Inc.                       11,216     75,824       0.0%
    Black Diamond Group, Ltd.                     22,216     42,392       0.0%
*   BlackBerry, Ltd.(BCBHZ42)                     33,854    354,451       0.0%
*   BlackBerry, Ltd.(BCBHZ31)                     18,025    188,680       0.0%
*   BlackPearl Resources, Inc.                   106,551    115,352       0.0%
*   BNK Petroleum, Inc.                           26,500     11,971       0.0%
*   Bombardier, Inc. Class A                      28,590     88,401       0.0%
*   Bombardier, Inc. Class B                     274,700    849,378       0.0%
    Bonavista Energy Corp.                        98,102    120,722       0.0%
    Bonterra Energy Corp.                         13,150    161,821       0.0%
    Boralex, Inc. Class A                         35,600    636,333       0.0%
    Brookfield Asset Management, Inc. Class A     21,550    854,145       0.0%
    BRP, Inc.                                      7,648    309,387       0.0%
*   BSM Technologies, Inc.                        10,000     10,047       0.0%
    CAE, Inc.(2125097)                             5,994    113,586       0.0%
    CAE, Inc.(2162760)                            26,952    509,463       0.0%
*   Calfrac Well Services, Ltd.                   52,372    273,291       0.0%
    Calian Group, Ltd.                             2,400     56,638       0.0%
    Callidus Capital Corp.                         5,800     31,215       0.0%
    Cameco Corp.(2158684)                         16,699    175,840       0.0%
    Cameco Corp.(2166160)                         83,684    881,193       0.0%
    Canaccord Genuity Group, Inc.                 56,815    268,599       0.0%
*   Canacol Energy, Ltd.                          60,048    200,635       0.0%
    Canadian Imperial Bank of Commerce(2418872)    6,240    543,192       0.0%
    Canadian Imperial Bank of Commerce(2170525)   38,986  3,395,618       0.1%
    Canadian National Railway Co.(2180632)        13,000  1,004,097       0.0%
    Canadian National Railway Co.(2210959)         5,736    443,278       0.0%
    Canadian Natural Resources, Ltd.(2125202)    113,031  4,078,158       0.1%
    Canadian Natural Resources, Ltd.(2171573)      1,920     69,266       0.0%
    Canadian Pacific Railway, Ltd.                 9,072  1,655,351       0.1%
    Canadian Tire Corp., Ltd. Class A             12,043  1,641,251       0.1%
    Canadian Utilities, Ltd. Class A              18,114    461,332       0.0%
    Canadian Western Bank                         48,020  1,274,225       0.1%
*   Canfor Corp.                                  37,704    865,992       0.0%
    Canfor Pulp Products, Inc.                    17,206    241,885       0.0%
    CanWel Building Materials Group, Ltd.         25,200    131,500       0.0%
    Capital Power Corp.                           27,045    513,538       0.0%
*   Capstone Mining Corp.                        149,688    130,574       0.0%
    Cara Operations, Ltd.                          8,774    182,594       0.0%
    Cardinal Energy, Ltd.                         36,714    148,120       0.0%
    Cascades, Inc.                                34,087    325,220       0.0%
*   Cathedral Energy Services, Ltd.                7,500      9,171       0.0%
    CCL Industries, Inc. Class B                  28,675  1,390,926       0.1%
*   Celestica, Inc.(2262659)                      48,586    558,739       0.0%
*   Celestica, Inc.(2263362)                       3,800     43,743       0.0%
    Cenovus Energy, Inc.(B57FG04)                 19,900    199,318       0.0%
    Cenovus Energy, Inc.(B5BQMT4)                118,119  1,184,734       0.1%
*   Centerra Gold, Inc.                          106,954    653,080       0.0%
    Cervus Equipment Corp.                         3,004     30,907       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES   VALUE++   OF NET ASSETS**
                                                    ------- ---------- ---------------
CANADA -- (Continued)
    CES Energy Solutions Corp.                       25,217 $  123,537       0.0%
*   CGI Group, Inc. Class A                          27,460  1,591,202       0.1%
    Chesswood Group, Ltd.                             4,300     35,801       0.0%
*   China Gold International Resources Corp., Ltd.  125,324    254,757       0.0%
    CI Financial Corp.                               30,766    647,453       0.0%
    Cineplex, Inc.                                   21,277    497,311       0.0%
    Clearwater Seafoods, Inc.                         5,700     23,485       0.0%
    Cogeco Communications, Inc.                       9,623    512,722       0.0%
    Cogeco, Inc.                                     26,326  1,349,158       0.1%
*   Colabor Group, Inc.                              13,000      6,176       0.0%
    Colliers International Group, Inc.(BYL7WD4)       6,938    472,131       0.0%
    Colliers International Group, Inc.(BYL7SB4)       2,800    190,185       0.0%
    Computer Modelling Group, Ltd.                   23,224    170,750       0.0%
    Cona Resources, Ltd.                             11,822     23,387       0.0%
    Constellation Software, Inc.                      2,091  1,494,423       0.1%
*   Copper Mountain Mining Corp.                     81,321     75,371       0.0%
    Corby Spirit and Wine, Ltd.                       2,200     34,081       0.0%
    Corus Entertainment, Inc. Class B                48,825    243,374       0.0%
    Cott Corp.(2228941)                              30,576    437,237       0.0%
    Cott Corp.(2228952)                              44,999    643,469       0.0%
    Crescent Point Energy Corp.(B67C8W8)             21,400    187,507       0.0%
    Crescent Point Energy Corp.(B67C970)            117,243  1,028,221       0.0%
*   Crew Energy, Inc.                                65,575    133,300       0.0%
*   CRH Medical Corp.                                16,065     44,543       0.0%
*   Delphi Energy Corp.                             112,471     85,846       0.0%
*   Denison Mines Corp.                             188,385     86,567       0.0%
*   Descartes Systems Group, Inc. (The)               8,700    257,148       0.0%
*   Detour Gold Corp.                                71,563    517,236       0.0%
    DHX Media, Ltd.                                  43,523    118,642       0.0%
*   DIRTT Environmental Solutions                    10,600     46,480       0.0%
    Dollarama, Inc.                                  13,114  1,509,599       0.1%
    Dorel Industries, Inc. Class B                   13,250    286,372       0.0%
*   Dundee Precious Metals, Inc.                     63,220    160,518       0.0%
    E-L Financial Corp., Ltd.                           184    115,356       0.0%
    ECN Capital Corp.                                83,365    220,757       0.0%
*   Eldorado Gold Corp.(2304625)                     22,591     21,461       0.0%
*   Eldorado Gold Corp.(2307873)                    278,188    264,332       0.0%
    Element Fleet Management Corp.                  160,123    604,850       0.0%
    Emera, Inc.                                       5,459    170,026       0.0%
    Empire Co., Ltd. Class A                         69,553  1,345,069       0.1%
    Enbridge Income Fund Holdings, Inc.              39,003    834,162       0.0%
    Enbridge, Inc.(2478906)                          23,256    703,959       0.0%
    Enbridge, Inc.(2466149)                          18,092    547,995       0.0%
    Encana Corp.(2793182)                            77,786    970,769       0.0%
    Encana Corp.(2793193)                           131,809  1,641,517       0.1%
*   Endeavour Mining Corp.                           21,819    372,338       0.0%
*   Endeavour Silver Corp.                            4,372     13,144       0.0%
    Enercare, Inc.                                   36,044    487,343       0.0%
    Enerflex, Ltd.                                   36,495    445,973       0.0%
*   Energy Fuels, Inc.                               20,600     36,581       0.0%
    Enerplus Corp.(B521G07)                          51,964    603,302       0.0%
    Enerplus Corp.(B584T89)                          82,000    951,595       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------- ---------- ---------------
CANADA -- (Continued)
    Enghouse Systems, Ltd.                 5,222 $  270,790       0.0%
    Ensign Energy Services, Inc.          63,220    302,818       0.0%
*   Epsilon Energy, Ltd.                  17,760     34,857       0.0%
    Equitable Group, Inc.                  7,300    329,309       0.0%
*   Essential Energy Services Trust       38,149     18,422       0.0%
    Evertz Technologies, Ltd.              8,165    112,814       0.0%
    Exchange Income Corp.                  8,657    204,499       0.0%
    Exco Technologies, Ltd.               35,440    269,123       0.0%
*   EXFO, Inc.                                33        122       0.0%
    Extendicare, Inc.                     24,835    161,124       0.0%
    Fairfax Financial Holdings, Ltd.       4,277  2,367,865       0.1%
    Fiera Capital Corp.                   10,800     95,219       0.0%
    Finning International, Inc.           55,369  1,396,785       0.1%
    First Capital Realty, Inc.            22,500    351,708       0.0%
*   First Majestic Silver Corp.           40,384    262,317       0.0%
    First National Financial Corp.         4,700     97,188       0.0%
    First Quantum Minerals, Ltd.         155,578  2,241,666       0.1%
    FirstService Corp.(BY9C8H7)            6,470    452,900       0.0%
    FirstService Corp.(BYL7ZF7)            2,400    168,231       0.0%
    Fortis, Inc.(2347200)                 15,097    506,780       0.0%
    Fortis, Inc.(B3BH7R6)                  2,997    100,370       0.0%
*   Fortress Global Enterprises, Inc.      1,649      3,853       0.0%
*   Fortuna Silver Mines, Inc.            70,698    401,408       0.0%
    Franco-Nevada Corp.                    3,505    248,715       0.0%
    Gamehost, Inc.                         6,298     52,436       0.0%
*   Gear Energy, Ltd.                     48,999     35,873       0.0%
    Genesis Land Development Corp.        12,700     36,103       0.0%
    Genworth MI Canada, Inc.              25,974    839,535       0.0%
    George Weston, Ltd.                   13,669  1,119,858       0.1%
    Gibson Energy, Inc.                   27,072    349,377       0.0%
    Gildan Activewear, Inc.               21,696    631,980       0.0%
*   Glacier Media, Inc.                    1,400        894       0.0%
    Gluskin Sheff + Associates, Inc.       8,975    108,557       0.0%
    GMP Capital, Inc.                     11,769     29,424       0.0%
    goeasy, Ltd.                           8,267    241,452       0.0%
    Goldcorp, Inc.(2676636)              101,936  1,354,729       0.1%
    Goldcorp, Inc.(2676302)               17,818    236,472       0.0%
*   Golden Star Resources, Ltd.           95,063     68,857       0.0%
*   Gran Tierra Energy, Inc.(38500T101)      444      1,470       0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)    167,248    551,002       0.0%
    Granite Oil Corp.                     19,930     44,083       0.0%
*   Great Canadian Gaming Corp.           18,100    516,519       0.0%
*   Great Panther Silver, Ltd.            18,200     22,255       0.0%
    Great-West Lifeco, Inc.               15,500    413,229       0.0%
*   Guyana Goldfields, Inc.               47,432    183,972       0.0%
*   Heroux-Devtek, Inc.                   13,891    158,930       0.0%
    High Arctic Energy Services, Inc.      4,800     14,916       0.0%
    High Liner Foods, Inc.                12,787    109,550       0.0%
*   Home Capital Group, Inc.              30,339    340,027       0.0%
    Horizon North Logistics, Inc.         56,814    104,871       0.0%
    HudBay Minerals, Inc.(B05BQ98)        58,043    403,399       0.0%
    HudBay Minerals, Inc.(B05BDX1)        77,032    538,165       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                              SHARES   VALUE++   OF NET ASSETS**
                                                              ------- ---------- ---------------
CANADA -- (Continued)
    Hudson's Bay Co.                                           33,828 $  239,229       0.0%
    Husky Energy, Inc.                                         58,320    815,788       0.0%
    Hydro One, Ltd.                                            12,100    192,156       0.0%
*   IAMGOLD Corp.(2149525)                                     35,221    192,307       0.0%
*   IAMGOLD Corp.(2446646)                                    253,831  1,387,822       0.1%
*   IBI Group, Inc.                                             2,600     14,681       0.0%
    IGM Financial, Inc.                                         8,283    254,241       0.0%
*   Imperial Metals Corp.                                      11,400     17,758       0.0%
    Imperial Oil, Ltd.                                         19,697    613,168       0.0%
*   Indigo Books & Music, Inc.                                  1,800     27,127       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   33,201  1,394,548       0.1%
    Information Services Corp.                                  2,900     37,629       0.0%
    Innergex Renewable Energy, Inc.                            27,629    291,360       0.0%
    Intact Financial Corp.                                      5,400    411,745       0.0%
    Inter Pipeline, Ltd.                                       49,809    898,071       0.0%
*   Interfor Corp.                                             43,968    822,206       0.0%
    Intertape Polymer Group, Inc.                              19,270    299,417       0.0%
*   Iron Bridge Resources, Inc.                                82,801     31,600       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                   19,200    367,715       0.0%
    Just Energy Group, Inc.                                    28,226    118,053       0.0%
    K-Bro Linen, Inc.                                           1,229     33,990       0.0%
*   Kelt Exploration, Ltd.                                     67,847    429,082       0.0%
    Keyera Corp.                                               22,144    596,221       0.0%
*   Kinaxis, Inc.                                               4,982    322,019       0.0%
*   Kinross Gold Corp.(496902404)                               7,412     28,759       0.0%
*   Kinross Gold Corp.(B03Z841)                               696,400  2,695,672       0.1%
    Kirkland Lake Gold, Ltd.                                   40,234    701,929       0.0%
*   Klondex Mines, Ltd.                                        57,163    139,797       0.0%
    KP Tissue, Inc.                                             2,100     17,615       0.0%
    Lassonde Industries, Inc. Class A                             500    108,373       0.0%
    Laurentian Bank of Canada                                  16,761    643,705       0.0%
    Leon's Furniture, Ltd.                                      7,944    105,058       0.0%
    Linamar Corp.                                              24,663  1,382,065       0.1%
    Liquor Stores N.A., Ltd.                                   15,791    126,923       0.0%
    Loblaw Cos., Ltd.                                          29,802  1,515,670       0.1%
    Lucara Diamond Corp.                                      124,714    197,180       0.0%
    Lundin Mining Corp.                                       421,611  2,791,147       0.1%
    Magellan Aerospace Corp.                                    9,800    147,769       0.0%
    Magna International, Inc.(2554475)                         57,234  3,380,236       0.1%
    Magna International, Inc.(2554549)                          1,515     89,385       0.0%
*   Mainstreet Equity Corp.                                     3,543    114,821       0.0%
*   Major Drilling Group International, Inc.                   38,697    193,493       0.0%
    Mandalay Resources Corp.                                  185,085     30,272       0.0%
    Manulife Financial Corp.(2492519)                          70,641  1,333,098       0.1%
    Manulife Financial Corp.(2492520)                          85,648  1,616,178       0.1%
    Maple Leaf Foods, Inc.                                     28,187    679,456       0.0%
    Martinrea International, Inc.                              48,141    574,415       0.0%
    Maxar Technologies, Ltd.                                   27,030  1,223,134       0.1%
    Medical Facilities Corp.                                   19,042    209,263       0.0%
*   MEG Energy Corp.                                           92,277    477,214       0.0%
    Methanex Corp.(2654416)                                    18,500  1,115,086       0.1%
    Methanex Corp.(2578378)                                     5,399    326,100       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
CANADA -- (Continued)
    Metro, Inc.                               59,384 $1,884,267       0.1%
*   Mitel Networks Corp.                      52,650    587,620       0.0%
    Morguard Corp.                               400     51,233       0.0%
    Morneau Shepell, Inc.                     21,396    422,771       0.0%
    MTY Food Group, Inc.                       4,844    173,941       0.0%
    Mullen Group, Ltd.                        41,219    467,103       0.0%
    National Bank of Canada                   63,491  3,015,445       0.1%
    New Flyer Industries, Inc.                14,600    670,557       0.0%
*   New Gold, Inc.                           206,119    483,211       0.0%
*   Newalta Corp.                             38,960     38,840       0.0%
    Norbord, Inc.(2641441)                     8,762    361,838       0.0%
    Norbord, Inc.(B01DN31)                       457     18,892       0.0%
    North American Construction Group, Ltd.    8,600     48,561       0.0%
    North West Co., Inc. (The)                12,630    271,595       0.0%
    Northland Power, Inc.                     25,075    452,110       0.0%
    Nutrien, Ltd.(BDH3SB9)                    43,602  1,985,191       0.1%
    Nutrien, Ltd.(BDRJLN0)                    28,041  1,276,504       0.1%
*   NuVista Energy, Ltd.                      71,569    469,899       0.0%
*   Obsidian Energy, Ltd.(BDHLTY3)            26,052     29,178       0.0%
*   Obsidian Energy, Ltd.(BDHLTZ4)           201,044    222,347       0.0%
    OceanaGold Corp.                         323,124    870,757       0.0%
    Onex Corp.                                 9,600    711,056       0.0%
    Open Text Corp.                           18,400    649,614       0.0%
    Osisko Gold Royalties, Ltd.               45,003    439,180       0.0%
*   Painted Pony Energy, Ltd.                 41,052     89,525       0.0%
    Pan American Silver Corp.(2703396)        60,321    972,375       0.0%
    Pan American Silver Corp.(2669272)        10,200    164,446       0.0%
*   Paramount Resources, Ltd. Class A         31,088    443,816       0.0%
*   Parex Resources, Inc.                     45,982    791,107       0.0%
    Parkland Fuel Corp.                       32,565    756,075       0.0%
    Pason Systems, Inc.                       15,030    210,124       0.0%
    Pembina Pipeline Corp.(B4PT2P8)           29,733    946,899       0.0%
    Pembina Pipeline Corp.(B4PPQG5)            7,992    254,625       0.0%
*   Pengrowth Energy Corp.                   216,240    193,680       0.0%
    Peyto Exploration & Development Corp.     36,231    342,571       0.0%
*   PHX Energy Services Corp.                 14,919     27,190       0.0%
    Pizza Pizza Royalty Corp.                 10,074    108,512       0.0%
    Polaris Infrastructure, Inc.                 800     11,907       0.0%
*   Precision Drilling Corp.(B5TQB99)         24,082     85,732       0.0%
*   Precision Drilling Corp.(B5YPLH9)        100,961    360,140       0.0%
*   Premier Gold Mines, Ltd.                  91,551    193,947       0.0%
    Premium Brands Holdings Corp.              8,000    751,493       0.0%
    Pulse Seismic, Inc.                       22,820     53,320       0.0%
    Quarterhill, Inc.                         68,268    102,619       0.0%
    Quebecor, Inc. Class B                    38,800    723,449       0.0%
*   Questerre Energy Corp. Class A            32,700     23,431       0.0%
*   Raging River Exploration, Inc.           108,366    602,617       0.0%
    Reitmans Canada, Ltd. Class A             19,404     60,149       0.0%
    Restaurant Brands International, Inc.      6,600    359,159       0.0%
    Richelieu Hardware, Ltd.                  13,004    280,650       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)    7,600    248,371       0.0%
    Ritchie Bros Auctioneers, Inc.(2202729)    4,495    147,121       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------- ---------- ---------------
CANADA -- (Continued)
    Rocky Mountain Dealerships, Inc.                8,291 $   79,814       0.0%
    Rogers Communications, Inc. Class B(2169051)    4,600    217,147       0.0%
    Rogers Communications, Inc. Class B(2125268)    5,774    272,591       0.0%
    Rogers Sugar, Inc.                             45,381    212,069       0.0%
    Royal Bank of Canada(2754383)                  55,774  4,241,422       0.1%
    Royal Bank of Canada(2756196)                  69,446  5,281,368       0.2%
    Russel Metals, Inc.                            31,606    718,301       0.0%
*   Sandstorm Gold, Ltd.                           79,325    366,985       0.0%
    Saputo, Inc.                                   15,040    487,648       0.0%
    Secure Energy Services, Inc.                   64,000    402,757       0.0%
*   SEMAFO, Inc.                                  123,714    383,490       0.0%
*   Seven Generations Energy, Ltd. Class A        124,417  1,775,240       0.1%
    Shaw Communications, Inc. Class B(2801836)     10,510    216,020       0.0%
    Shaw Communications, Inc. Class B(2591900)     26,776    550,782       0.0%
    ShawCor, Ltd.                                  17,274    334,192       0.0%
*   Shopify, Inc. Class A                             699     93,407       0.0%
    Sienna Senior Living, Inc.                     15,909    216,093       0.0%
*   Sierra Wireless, Inc.(2418968)                  7,200    124,715       0.0%
*   Sierra Wireless, Inc.(2585259)                  6,567    113,937       0.0%
    Sleep Country Canada Holdings, Inc.             8,800    241,667       0.0%
    SNC-Lavalin Group, Inc.                        21,074    923,911       0.0%
*   Solium Capital, Inc.                            6,223     49,001       0.0%
*   Spartan Energy Corp.                           66,758    330,683       0.0%
    Sprott, Inc.                                   93,500    247,595       0.0%
*   SSR Mining, Inc.(784730103)                     8,887     90,825       0.0%
*   SSR Mining, Inc.(BF7MPL9)                      49,463    506,587       0.0%
    Stantec, Inc.(2854238)                         16,542    420,910       0.0%
    Stantec, Inc.(B0G11S1)                          2,216     56,286       0.0%
*   Stars Group, Inc. (The)(BDG1ML2)               18,715    582,972       0.0%
*   Stars Group, Inc. (The)(BDG1MJ0)               17,397    541,171       0.0%
    Stella-Jones, Inc.                             12,388    448,938       0.0%
*   Strad Energy Services, Ltd.                       100        125       0.0%
    Stuart Olson, Inc.                              4,040     23,190       0.0%
    Student Transportation, Inc.                   38,096    284,841       0.0%
    Sun Life Financial, Inc.(2566124)              15,000    619,183       0.0%
    Sun Life Financial, Inc.(2568283)              34,610  1,428,701       0.1%
    Suncor Energy, Inc.(B3NB1P2)                  111,613  4,268,232       0.1%
    Suncor Energy, Inc.(B3NB0P5)                   84,962  3,248,097       0.1%
*   SunOpta, Inc.(2836634)                         22,701    153,232       0.0%
*   SunOpta, Inc.(2817510)                          4,800     32,375       0.0%
    Superior Plus Corp.                            78,305    758,685       0.0%
    Supremex, Inc.                                  2,929      9,467       0.0%
    Surge Energy, Inc.                            124,742    232,200       0.0%
    Tahoe Resources, Inc.(B4WHL92)                 80,828    406,567       0.0%
    Tahoe Resources, Inc.(B5B9KV1)                 25,669    129,349       0.0%
*   Tamarack Valley Energy, Ltd.                   30,345     84,137       0.0%
*   Taseko Mines, Ltd.                             94,213    112,268       0.0%
    Teck Resources, Ltd. Class A                      600     15,117       0.0%
    Teck Resources, Ltd. Class B(2879327)          78,125  1,961,111       0.1%
    Teck Resources, Ltd. Class B(2124533)         122,808  3,086,165       0.1%
    TELUS Corp.                                    24,664    882,675       0.0%
*   Teranga Gold Corp.                             35,335    134,849       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                          SHARES    VALUE++    OF NET ASSETS**
                                                          ------- ------------ ---------------
CANADA -- (Continued)
    TFI International, Inc.                                47,063 $  1,362,461       0.1%
*   Theratechnologies, Inc.                                16,597      118,795       0.0%
    Thomson Reuters Corp.                                  24,281      976,384       0.0%
    TMX Group, Ltd.                                        14,192      855,975       0.0%
    TORC Oil & Gas, Ltd.                                   70,208      398,078       0.0%
*   Torex Gold Resources, Inc.                             16,700      171,689       0.0%
    Toromont Industries, Ltd.                              15,859      694,538       0.0%
    Toronto-Dominion Bank (The)(2897222)                   92,478    5,193,807       0.2%
    Toronto-Dominion Bank (The)(2042516)                      934       52,444       0.0%
    Torstar Corp. Class B                                  16,400       23,630       0.0%
    Total Energy Services, Inc.                            18,599      197,301       0.0%
    Tourmaline Oil Corp.                                   47,450      892,503       0.0%
    TransAlta Corp.(2786096)                               33,238      176,161       0.0%
    TransAlta Corp.(2901628)                              101,051      532,034       0.0%
    TransAlta Renewables, Inc.                             25,515      227,736       0.0%
    TransCanada Corp.                                      23,054      977,499       0.0%
    Transcontinental, Inc. Class A                         37,187      783,159       0.0%
*   TransGlobe Energy Corp.(893662106)                      1,119        2,009       0.0%
*   TransGlobe Energy Corp.(2470548)                       28,190       50,718       0.0%
*   Trican Well Service, Ltd.                             148,510      395,579       0.0%
*   Trinidad Drilling, Ltd.                               127,520      184,732       0.0%
*   Trisura Group, Ltd.                                       221        4,258       0.0%
*   Turquoise Hill Resources, Ltd.                        217,037      642,346       0.0%
    Uni-Select, Inc.                                       22,152      342,817       0.0%
*   UrtheCast Corp.                                        11,500        2,777       0.0%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)  124,223    2,242,680       0.1%
*   Valeant Pharmaceuticals International, Inc.(B41NYV4)   83,065    1,500,985       0.1%
    Valener, Inc.                                          10,434      163,586       0.0%
    Vermilion Energy, Inc.(B607XS1)                         3,800      128,447       0.0%
    Vermilion Energy, Inc.(B3KVGT4)                        15,293      517,056       0.0%
    Wajax Corp.                                            10,229      188,495       0.0%
    Waste Connections, Inc.                                11,349      820,286       0.0%
*   Wesdome Gold Mines, Ltd.                               63,960       94,150       0.0%
    West Fraser Timber Co., Ltd.                           27,036    1,831,318       0.1%
*   Western Energy Services Corp.                          38,366       34,961       0.0%
    Western Forest Products, Inc.                         215,470      464,856       0.0%
    Westshore Terminals Investment Corp.                   22,862      394,759       0.0%
    Wheaton Precious Metals Corp.                          49,739    1,034,074       0.1%
    Whitecap Resources, Inc.                              199,208    1,442,915       0.1%
    Winpak, Ltd.                                            8,500      315,519       0.0%
    WSP Global, Inc.                                       19,878      984,185       0.0%
    Yamana Gold, Inc.(2219279)                            293,194      842,623       0.0%
    Yamana Gold, Inc.(2237646)                              8,700       24,969       0.0%
*   Yangarra Resources, Ltd.                               30,309      150,607       0.0%
*   Yellow Pages, Ltd.                                      9,936       54,248       0.0%
    ZCL Composites, Inc.                                    7,600       71,741       0.0%
                                                                  ------------       ---
TOTAL CANADA                                                       226,419,127       6.0%
                                                                  ------------       ---
CHILE -- (0.3%)
    AES Gener SA                                          423,830      118,769       0.0%
    Aguas Andinas SA Class A                              422,238      280,781       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                           SHARES     VALUE++   OF NET ASSETS**
                                                         ---------- ----------- ---------------
CHILE -- (Continued)
    Banco de Chile ADR                                        1,582 $   155,036       0.0%
    Banco de Credito e Inversiones SA                         7,515     568,588       0.0%
    Banco Santander Chile                                 1,227,899     102,504       0.0%
    Banco Santander Chile ADR                                 8,227     271,724       0.0%
    Besalco SA                                              173,357     199,677       0.0%
    CAP SA                                                   44,356     514,703       0.0%
    Cencosud SA                                             111,541     331,502       0.0%
    Cia Cervecerias Unidas SA ADR                            11,298     312,051       0.0%
*   Cia Sud Americana de Vapores SA                       7,272,393     325,365       0.0%
    Colbun SA                                               610,314     151,689       0.0%
    Cristalerias de Chile SA                                  2,000      19,760       0.0%
    Embotelladora Andina SA Class B ADR                       4,903     147,727       0.0%
    Empresa Nacional de Telecomunicaciones SA                56,022     660,244       0.0%
*   Empresas AquaChile SA                                    63,786      40,208       0.0%
    Empresas CMPC SA                                        252,408   1,035,555       0.1%
    Empresas COPEC SA                                        21,433     349,221       0.0%
    Empresas Hites SA                                        40,531      41,487       0.0%
*   Empresas La Polar SA                                    453,184      36,731       0.0%
    Enel Americas SA                                      1,347,928     307,578       0.0%
    Enel Americas SA ADR                                     59,761     678,288       0.1%
    Enel Chile SA(BYMLZD6)                                  844,942     104,686       0.0%
    Enel Chile SA(BYYHKR1)                                   60,103     373,841       0.0%
    Engie Energia Chile SA                                  119,352     257,355       0.0%
    Forus SA                                                 17,454      65,423       0.0%
    Grupo Security SA                                       355,879     180,892       0.0%
    Inversiones Aguas Metropolitanas SA                     225,716     425,264       0.0%
    Inversiones La Construccion SA                           11,399     225,805       0.0%
    Itau CorpBanca(BZ30DD5)                                   9,675     147,060       0.0%
    Itau CorpBanca(BYT25P4)                              16,198,544     165,459       0.0%
    Latam Airlines Group SA                                   4,845      74,213       0.0%
    Latam Airlines Group SA Sponsored ADR                    69,715   1,064,548       0.1%
*   Masisa SA                                               787,592      73,072       0.0%
    Molibdenos y Metales SA                                   1,797      24,985       0.0%
    Multiexport Foods SA                                    155,624      82,171       0.0%
    Parque Arauco SA                                        147,706     461,236       0.0%
    PAZ Corp. SA                                             30,769      48,347       0.0%
    Ripley Corp. SA                                         269,052     291,599       0.0%
    SACI Falabella                                           18,297     177,384       0.0%
    Salfacorp SA                                            151,840     290,680       0.0%
    Sigdo Koppers SA                                         78,916     150,593       0.0%
    Sociedad Matriz SAAM SA                                 345,944      35,997       0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR       5,679     311,720       0.0%
    Socovesa SA                                             110,770      74,113       0.0%
    Sonda SA                                                208,521     383,817       0.0%
    Vina Concha y Toro SA                                   119,248     272,092       0.0%
    Vina Concha y Toro SA Sponsored ADR                         800      36,448       0.0%
                                                                    -----------       ---
TOTAL CHILE                                                          12,447,988       0.3%
                                                                    -----------       ---
CHINA -- (7.7%)
*   21Vianet Group, Inc. ADR                                 29,993     158,063       0.0%
    361 Degrees International, Ltd.                         212,000      67,033       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                     --------- ---------- ---------------
CHINA -- (Continued)
*   3SBio, Inc.                                                        206,500 $  443,700       0.0%
*   500.com, Ltd. Class A ADR                                            7,244    132,203       0.0%
*   51job, Inc. ADR                                                      1,915    158,064       0.0%
*   58.com, Inc. ADR                                                    11,379    994,411       0.0%
    AAC Technologies Holdings, Inc.                                     93,500  1,341,984       0.1%
    Agile Group Holdings, Ltd.                                       1,056,749  2,084,536       0.1%
    Agricultural Bank of China, Ltd. Class H                         2,792,000  1,574,163       0.1%
    Air China, Ltd. Class H                                            428,000    564,231       0.0%
*   AKM Industrial Co., Ltd.                                            50,000      9,195       0.0%
*   Alibaba Group Holding, Ltd. Sponsored ADR                           18,326  3,271,924       0.1%
#*  Alibaba Pictures Group, Ltd.                                     3,270,000    368,354       0.0%
*   Aluminum Corp. of China, Ltd. ADR                                    4,650     65,193       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                            1,526,000    861,865       0.0%
    AMVIG Holdings, Ltd.                                               130,000     33,421       0.0%
    Angang Steel Co., Ltd. Class H                                     416,000    445,921       0.0%
    Anhui Conch Cement Co., Ltd. Class H                               278,000  1,735,130       0.1%
    Anhui Expressway Co., Ltd. Class H                                 110,000     81,322       0.0%
    Anta Sports Products, Ltd.                                         254,000  1,449,373       0.1%
#*  Anton Oilfield Services Group                                      744,000    104,152       0.0%
*   Anxin-China Holdings, Ltd.                                         816,000      7,506       0.0%
*   Aowei Holdings, Ltd.                                                59,000     14,628       0.0%
    Asia Cement China Holdings Corp.                                   143,500     76,831       0.0%
    Ausnutria Dairy Corp., Ltd.                                        239,000    265,243       0.0%
#*  AVIC International Holding HK, Ltd.                              1,307,948     55,304       0.0%
#   AVIC International Holdings, Ltd. Class H                          172,000    118,421       0.0%
#   AviChina Industry & Technology Co., Ltd. Class H                 1,064,000    670,854       0.0%
#   BAIC Motor Corp., Ltd. Class H                                     704,000    679,572       0.0%
*   Baidu, Inc. Sponsored ADR                                            3,334    836,501       0.0%
    Bank of China, Ltd. Class H                                      6,209,800  3,370,872       0.1%
    Bank of Chongqing Co., Ltd. Class H                                176,500    133,411       0.0%
    Bank of Communications Co., Ltd. Class H                           715,695    585,642       0.0%
    Bank of Zhengzhou Co., Ltd. Class H                                 76,000     35,899       0.0%
*   Baoye Group Co., Ltd. Class H                                       87,040     57,806       0.0%
#   BBMG Corp. Class H                                                 606,000    276,401       0.0%
    Beijing Capital International Airport Co., Ltd. Class H            632,000    860,767       0.0%
    Beijing Capital Land, Ltd. Class H                                 534,000    284,388       0.0%
#*  Beijing Enterprises Clean Energy Group, Ltd.                     9,200,000    281,395       0.0%
    Beijing Enterprises Holdings, Ltd.                                 148,500    741,741       0.0%
#*  Beijing Enterprises Medical & Health Group, Ltd.                 1,242,000     62,987       0.0%
#   Beijing Enterprises Water Group, Ltd.                            1,911,000  1,109,493       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H                    350,000     87,940       0.0%
    Beijing North Star Co., Ltd. Class H                               358,000    127,509       0.0%
*   Beijing Properties Holdings, Ltd.                                  616,000     22,247       0.0%
    Beijing Urban Construction Design & Development Group Co., Ltd.
      Class H                                                           64,000     31,531       0.0%
#   Best Pacific International Holdings, Ltd.                          186,000     73,257       0.0%
*   Bitauto Holdings, Ltd. ADR                                          13,092    277,158       0.0%
*   Boer Power Holdings, Ltd.                                          117,000     22,400       0.0%
    Brilliance China Automotive Holdings, Ltd.                         328,000    584,009       0.0%
#   Byd Co., Ltd. Class H                                              142,000    992,732       0.0%
    BYD Electronic International Co., Ltd.                             361,500    551,217       0.0%
*   C C Land Holdings, Ltd.                                            418,824     95,499       0.0%
#*  C.banner International Holdings, Ltd.                              219,000     68,407       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
CHINA -- (Continued)
    Cabbeen Fashion, Ltd.                                                155,000 $    54,430       0.0%
#   Canvest Environmental Protection Group Co., Ltd.                     170,000      94,317       0.0%
*   Capital Environment Holdings, Ltd.                                 2,440,000      81,692       0.0%
#*  CAR, Inc.                                                            372,000     354,728       0.0%
#*  Carnival Group International Holdings, Ltd.                        2,790,000     122,393       0.0%
    Carrianna Group Holdings Co., Ltd.                                   158,000      22,060       0.0%
    Central China Real Estate, Ltd.                                      296,696     135,431       0.0%
#   Central China Securities Co., Ltd. Class H                           239,000      91,114       0.0%
*   Century Sunshine Group Holdings, Ltd.                              1,055,000      32,858       0.0%
#*  CGN Meiya Power Holdings Co., Ltd.                                   672,000      90,386       0.0%
    CGN Power Co., Ltd. Class H                                        1,455,000     396,784       0.0%
    Changshouhua Food Co., Ltd.                                           87,000      41,378       0.0%
#   Chaowei Power Holdings, Ltd.                                         321,000     179,253       0.0%
*   Cheetah Mobile, Inc. ADR                                               4,738      63,537       0.0%
*   Chigo Holding, Ltd.                                                1,272,000      15,628       0.0%
#*  Chiho Environmental Group, Ltd.                                       70,000      34,277       0.0%
    China Aerospace International Holdings, Ltd.                         848,000      90,428       0.0%
    China Agri-Industries Holdings, Ltd.                               1,073,700     450,651       0.0%
    China All Access Holdings, Ltd.                                      160,000      41,747       0.0%
*   China Animal Healthcare, Ltd.                                         47,000       2,778       0.0%
#   China Animation Characters Co., Ltd.                                 230,000      78,276       0.0%
    China Aoyuan Property Group, Ltd.                                    621,000     498,880       0.0%
    China BlueChemical, Ltd. Class H                                     812,000     213,414       0.0%
*   China Chengtong Development Group, Ltd.                              258,000      12,301       0.0%
    China Cinda Asset Management Co., Ltd. Class H                     1,248,000     445,420       0.0%
    China CITIC Bank Corp., Ltd. Class H                                 826,000     590,465       0.0%
    China Coal Energy Co., Ltd. Class H                                  743,000     322,111       0.0%
    China Communications Construction Co., Ltd. Class H                1,275,000   1,469,029       0.1%
    China Communications Services Corp., Ltd. Class H                  1,002,000     629,075       0.0%
    China Conch Venture Holdings, Ltd.                                   440,000   1,366,005       0.1%
    China Construction Bank Corp. Class H                             12,259,200  12,843,455       0.4%
    China Datang Corp. Renewable Power Co., Ltd. Class H                 679,000     140,337       0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                         3,026,163      31,629       0.0%
#*  China Dynamics Holdings, Ltd.                                      1,050,000      20,560       0.0%
    China Eastern Airlines Corp., Ltd.                                     2,373      96,486       0.0%
    China Eastern Airlines Corp., Ltd. Class H                           674,000     556,767       0.0%
    China Electronics Huada Technology Co., Ltd.                         256,000      40,569       0.0%
    China Electronics Optics Valley Union Holding Co., Ltd.              452,000      37,207       0.0%
    China Energy Engineering Corp., Ltd. Class H                         364,000      71,239       0.0%
    China Everbright Bank Co., Ltd. Class H                              572,000     285,851       0.0%
#   China Everbright International, Ltd.                                 335,000     469,889       0.0%
    China Everbright Water, Ltd.                                         127,600      40,266       0.0%
#*  China Evergrande Group                                             2,232,000   7,070,024       0.2%
*   China Fiber Optic Network System Group, Ltd.                         521,599       8,726       0.0%
    China Financial Services Holdings, Ltd.                              354,000      31,479       0.0%
#   China Foods, Ltd.                                                    396,000     181,784       0.0%
    China Galaxy Securities Co., Ltd. Class H                            719,000     472,264       0.0%
    China Gas Holdings, Ltd.                                             444,200   1,574,102       0.1%
*   China Glass Holdings, Ltd.                                           262,000      23,865       0.0%
#*  China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A     552,000     411,897       0.0%
#   China Greenland Broad Greenstate Group Co., Ltd.                     356,000      45,499       0.0%
    China Hanking Holdings, Ltd.                                         268,000      36,863       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                   --------- ---------- ---------------
CHINA -- (Continued)
#*  China Harmony New Energy Auto Holding, Ltd.                      326,500 $  183,632       0.0%
*   China High Precision Automation Group, Ltd.                      127,000      3,701       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.           80,000    116,524       0.0%
#   China Hongqiao Group, Ltd.                                       529,500    576,000       0.0%
*   China Huishan Dairy Holdings Co., Ltd.                           682,000        256       0.0%
*   China Huiyuan Juice Group, Ltd.                                  368,500     94,841       0.0%
#   China International Capital Corp., Ltd. Class H                  199,600    451,618       0.0%
    China International Marine Containers Group Co., Ltd. Class H    126,800    201,799       0.0%
*   China ITS Holdings Co., Ltd.                                     291,000     15,201       0.0%
    China Jinmao Holdings Group, Ltd.                              2,240,000  1,268,010       0.1%
    China Lesso Group Holdings, Ltd.                                 666,000    513,304       0.0%
    China Life Insurance Co., Ltd. ADR                                11,032    155,551       0.0%
    China Life Insurance Co., Ltd. Class H                            38,000    107,766       0.0%
    China Lilang, Ltd.                                               208,000    260,857       0.0%
    China Lodging Group, Ltd. ADR                                      2,600    363,116       0.0%
#*  China Logistics Property Holdings Co., Ltd.                       85,000     29,741       0.0%
    China Longyuan Power Group Corp., Ltd. Class H                   742,000    728,807       0.0%
*   China LotSynergy Holdings, Ltd.                                1,980,000     35,585       0.0%
    China Maple Leaf Educational Systems, Ltd.                       146,000    202,307       0.0%
    China Medical System Holdings, Ltd.                              697,000  1,706,796       0.1%
    China Meidong Auto Holdings, Ltd.                                230,000    100,299       0.0%
    China Mengniu Dairy Co., Ltd.                                    267,000    860,752       0.0%
    China Merchants Bank Co., Ltd. Class H                           450,701  1,965,236       0.1%
    China Merchants Land, Ltd.                                       414,000     86,887       0.0%
    China Merchants Securities Co., Ltd. Class H                      13,200     18,488       0.0%
    China Minsheng Banking Corp., Ltd. Class H                       672,600    629,419       0.0%
    China Mobile, Ltd.                                               454,500  4,329,789       0.1%
    China Mobile, Ltd. Sponsored ADR                                  73,952  3,509,762       0.1%
*   China Modern Dairy Holdings, Ltd.                                249,000     42,231       0.0%
    China Molybdenum Co., Ltd. Class H                               300,000    225,440       0.0%
#   China National Building Material Co., Ltd. Class H             2,215,400  2,588,238       0.1%
*   China New Town Development Co., Ltd.                           1,093,883     38,830       0.0%
    China NT Pharma Group Co., Ltd.                                  211,500     52,043       0.0%
*   China Nuclear Energy Technology Corp., Ltd.                      134,000     22,955       0.0%
*   China Oceanwide Holdings, Ltd.                                   644,000     35,115       0.0%
    China Oil & Gas Group, Ltd.                                    2,404,000    179,562       0.0%
    China Oilfield Services, Ltd. Class H                            426,000    425,018       0.0%
#   China Oriental Group Co., Ltd.                                   488,000    349,698       0.0%
#   China Overseas Grand Oceans Group, Ltd.                          687,375    298,386       0.0%
    China Overseas Land & Investment, Ltd.                         1,378,827  4,619,941       0.1%
#   China Overseas Property Holdings, Ltd.                           919,275    274,753       0.0%
    China Pacific Insurance Group Co., Ltd. Class H                  118,600    523,344       0.0%
    China Petroleum & Chemical Corp. ADR                              12,059  1,176,186       0.1%
    China Petroleum & Chemical Corp. Class H                       3,567,400  3,474,144       0.1%
    China Pioneer Pharma Holdings, Ltd.                              209,000     67,198       0.0%
#   China Power Clean Energy Development Co., Ltd.                    96,000     54,624       0.0%
#   China Power International Development, Ltd.                    1,233,333    330,610       0.0%
*   China Properties Group, Ltd.                                     173,000     33,234       0.0%
    China Railway Construction Corp., Ltd. Class H                   671,500    795,209       0.0%
    China Railway Group, Ltd. Class H                                620,000    496,947       0.0%
    China Railway Signal & Communication Corp., Ltd. Class H         373,000    290,801       0.0%
    China Reinsurance Group Corp. Class H                            582,000    122,614       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                --------- ---------- ---------------
CHINA -- (Continued)
    China Resources Beer Holdings Co., Ltd.                       380,962 $1,640,776       0.1%
    China Resources Cement Holdings, Ltd.                         852,610    894,454       0.0%
    China Resources Gas Group, Ltd.                               442,000  1,625,501       0.1%
    China Resources Land, Ltd.                                    648,444  2,435,377       0.1%
    China Resources Pharmaceutical Group, Ltd.                    669,500    925,556       0.0%
    China Resources Phoenix Healthcare Holdings Co., Ltd.          85,500    111,754       0.0%
    China Resources Power Holdings Co., Ltd.                      264,678    507,682       0.0%
*   China Ruifeng Renewable Energy Holdings, Ltd.                 300,000     26,367       0.0%
*   China Rundong Auto Group, Ltd.                                 62,000     25,212       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                       315,000    121,310       0.0%
    China SCE Property Holdings, Ltd.                             916,600    459,961       0.0%
#*  China Shengmu Organic Milk, Ltd.                              852,000     99,301       0.0%
    China Shenhua Energy Co., Ltd. Class H                        556,116  1,364,073       0.1%
    China Shineway Pharmaceutical Group, Ltd.                     137,000    280,941       0.0%
#   China Silver Group, Ltd.                                      284,000     52,225       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.               249,600     89,898       0.0%
    China South City Holdings, Ltd.                             1,628,000    353,972       0.0%
    China Southern Airlines Co., Ltd. Class H                     706,000    760,193       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                 3,231    174,668       0.0%
    China Starch Holdings, Ltd.                                 1,105,000     41,985       0.0%
    China State Construction International Holdings, Ltd.         861,300  1,120,166       0.1%
    China Sunshine Paper Holdings Co., Ltd.                       106,500     30,517       0.0%
    China Suntien Green Energy Corp., Ltd. Class H                485,000    162,162       0.0%
*   China Taifeng Beddings Holdings, Ltd.                          44,000      1,135       0.0%
    China Taiping Insurance Holdings Co., Ltd.                    422,306  1,412,264       0.1%
    China Telecom Corp., Ltd. ADR                                   3,368    162,338       0.0%
    China Telecom Corp., Ltd. Class H                             372,000    180,320       0.0%
    China Tian Lun Gas Holdings, Ltd.                              58,500     40,239       0.0%
#   China Traditional Chinese Medicine Holdings Co., Ltd.         552,000    474,655       0.0%
    China Travel International Investment Hong Kong, Ltd.       1,274,000    475,005       0.0%
*   China Unicom Hong Kong, Ltd.                                1,508,000  2,132,386       0.1%
*   China Unicom Hong Kong, Ltd. ADR                               88,795  1,245,794       0.1%
    China Vanke Co., Ltd. Class H                                 261,700  1,081,567       0.0%
    China Vast Industrial Urban Development Co., Ltd.              45,000     23,127       0.0%
    China Water Affairs Group, Ltd.                               310,000    294,206       0.0%
#*  China Water Industry Group, Ltd.                              252,000     51,891       0.0%
    China Wood Optimization Holding, Ltd.                          88,000     23,537       0.0%
    China XLX Fertiliser, Ltd.                                    131,000     51,514       0.0%
*   China Yurun Food Group, Ltd.                                1,186,000    186,315       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                  492,500    398,253       0.0%
#   China Zhongwang Holdings, Ltd.                                759,600    425,596       0.0%
    Chinasoft International, Ltd.                                 548,000    402,732       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H              633,925     61,090       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H           1,506,000  1,152,050       0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.     49,000      5,166       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                  180,000     46,166       0.0%
    CIFI Holdings Group Co., Ltd.                               1,662,000  1,308,738       0.1%
#*  CIMC Enric Holdings, Ltd.                                     180,000    186,188       0.0%
*   CITIC Dameng Holdings, Ltd.                                   361,000     18,020       0.0%
#   CITIC Resources Holdings, Ltd.                              1,250,000    140,787       0.0%
    CITIC Securities Co., Ltd. Class H                            185,500    452,199       0.0%
    CITIC, Ltd.                                                   787,000  1,200,175       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                  --------- ---------- ---------------
CHINA -- (Continued)
    Citychamp Watch & Jewellery Group, Ltd.                         450,000 $   96,174       0.0%
    Clear Media, Ltd.                                                41,000     31,343       0.0%
    CNOOC, Ltd.                                                   1,241,000  2,099,416       0.1%
    CNOOC, Ltd. Sponsored ADR                                        20,875  3,528,084       0.1%
*   Coastal Greenland, Ltd.                                         561,000     25,441       0.0%
#   Cogobuy Group                                                   144,000     69,642       0.0%
#   Colour Life Services Group Co., Ltd.                            183,000    155,707       0.0%
    Comba Telecom Systems Holdings, Ltd.                            607,429     86,320       0.0%
*   Comtec Solar Systems Group, Ltd.                                208,000      4,793       0.0%
    Concord New Energy Group, Ltd.                                2,600,000    122,153       0.0%
    Consun Pharmaceutical Group, Ltd.                               245,000    264,010       0.0%
*   Coolpad Group, Ltd.                                           1,779,600     17,440       0.0%
*   COSCO SHIPPING Development Co., Ltd. Class H                  1,695,000    313,894       0.0%
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H          509,752    251,712       0.0%
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                       925,500    470,107       0.0%
*   Coslight Technology International Group Co., Ltd.               130,000     51,374       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                             275,000    176,043       0.0%
    Country Garden Holdings Co., Ltd.                             2,179,786  4,444,723       0.1%
    CP Pokphand Co., Ltd.                                         3,316,000    298,742       0.0%
#   CPMC Holdings, Ltd.                                             173,000    106,657       0.0%
#   CRCC High-Tech Equipment Corp., Ltd. Class H                    175,500     38,700       0.0%
    CRRC Corp., Ltd.                                                247,000    218,318       0.0%
*   CSMall Group, Ltd.                                                4,733      1,055       0.0%
    CSPC Pharmaceutical Group, Ltd.                                 992,000  2,526,682       0.1%
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H     66,000     85,788       0.0%
    CT Environmental Group, Ltd.                                  1,184,000    180,147       0.0%
*   Ctrip.com International, Ltd. ADR                                44,145  1,805,531       0.1%
    Da Ming International Holdings, Ltd.                             42,000     13,284       0.0%
*   DaChan Food Asia, Ltd.                                          128,000      8,123       0.0%
    Dah Chong Hong Holdings, Ltd.                                   376,000    199,716       0.0%
    Dali Foods Group Co., Ltd.                                      502,000    347,512       0.0%
    Dalian Port PDA Co., Ltd. Class H                               584,200     94,907       0.0%
*   Daphne International Holdings, Ltd.                             350,000     17,956       0.0%
*   Datang International Power Generation Co., Ltd. Class H         506,000    165,725       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                          225,000    124,254       0.0%
*   DBA Telecommunication Asia Holdings, Ltd.                        72,000        602       0.0%
*   Differ Group Holding Co., Ltd.                                  342,000     25,671       0.0%
#*  Digital China Holdings, Ltd.                                    303,749    173,105       0.0%
*   Dongfang Electric Corp., Ltd. Class H                           199,800    155,873       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                          756,000    836,011       0.0%
    Dongjiang Environmental Co., Ltd. Class H                        82,800    116,857       0.0%
    Dongyue Group, Ltd.                                             421,000    350,505       0.0%
#   Dynagreen Environmental Protection Group Co., Ltd. Class H      104,000     53,676       0.0%
*   Dynasty Fine Wines Group, Ltd.                                  114,000      3,922       0.0%
    E-Commodities Holdings, Ltd.                                    828,000     65,782       0.0%
*   eHi Car Services, Ltd. Sponsored ADR                              2,373     31,015       0.0%
    ENN Energy Holdings, Ltd.                                       106,000    991,261       0.0%
    Essex Bio-technology, Ltd.                                       93,000     82,079       0.0%
    EVA Precision Industrial Holdings, Ltd.                         396,000     61,708       0.0%
    Everbright Securities Co., Ltd. Class H                          69,000     82,801       0.0%
#   Fantasia Holdings Group Co., Ltd.                               940,500    184,970       0.0%
    Far East Horizon, Ltd.                                          847,000    840,467       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                    --------- ---------- ---------------
CHINA -- (Continued)
    First Tractor Co., Ltd. Class H                                   232,000 $   80,961       0.0%
    Fosun International, Ltd.                                         412,892    877,393       0.0%
    Fu Shou Yuan International Group, Ltd.                            438,000    417,807       0.0%
    Fufeng Group, Ltd.                                                785,600    437,785       0.0%
*   Fuguiniao Co., Ltd. Class H                                        53,000      4,913       0.0%
#   Fullshare Holdings, Ltd.                                          992,500    544,891       0.0%
#   Future Land Development Holdings, Ltd.                          1,050,000    869,469       0.0%
    Fuyao Glass Industry Group Co., Ltd. Class H                      151,600    521,061       0.0%
*   GCL-Poly Energy Holdings, Ltd.                                  6,797,000    840,753       0.0%
    Geely Automobile Holdings, Ltd.                                 2,045,000  5,378,410       0.2%
    Gemdale Properties & Investment Corp., Ltd.                     2,300,000    260,869       0.0%
    Genscript Biotech Corp.                                            88,000    293,352       0.0%
    GF Securities Co., Ltd. Class H                                    67,000    117,960       0.0%
*   Glorious Property Holdings, Ltd.                                1,768,000    143,238       0.0%
    Golden Eagle Retail Group, Ltd.                                   231,000    265,366       0.0%
    Golden Meditech Holdings, Ltd.                                    172,000     18,610       0.0%
    Golden Throat Holdings Group Co., Ltd.                             46,000      9,968       0.0%
    Goldlion Holdings, Ltd.                                           162,000     67,078       0.0%
#   GOME Retail Holdings, Ltd.                                      4,609,060    495,781       0.0%
#*  Grand Baoxin Auto Group, Ltd.                                     288,881    120,576       0.0%
#   Great Wall Motor Co., Ltd. Class H                              1,114,500  1,155,960       0.1%
*   Greater China Financial Holdings, Ltd.                            528,000     14,476       0.0%
    Greatview Aseptic Packaging Co., Ltd.                             503,000    333,367       0.0%
    Greenland Hong Kong Holdings, Ltd.                                466,000    214,701       0.0%
    Greentown China Holdings, Ltd.                                    325,500    428,951       0.0%
    Greentown Service Group Co., Ltd.                                 282,000    234,518       0.0%
    Guangdong Investment, Ltd.                                        410,000    634,611       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H                  91,000     52,390       0.0%
    Guangshen Railway Co., Ltd. Class H                                46,000     26,674       0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                           6,099    176,871       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                       46,000     84,259       0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H     46,000    176,963       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                        578,000  1,374,252       0.1%
*   Guodian Technology & Environment Group Corp., Ltd. Class H        236,000     14,089       0.0%
    Guolian Securities Co., Ltd. Class H                              124,000     43,357       0.0%
    Guorui Properties, Ltd.                                           256,000     84,349       0.0%
*   Haichang Ocean Park Holdings, Ltd.                                265,000     64,580       0.0%
    Haier Electronics Group Co., Ltd.                                 301,000  1,041,392       0.0%
    Haitian International Holdings, Ltd.                              324,000    862,262       0.0%
    Haitong Securities Co., Ltd. Class H                              451,600    616,618       0.0%
*   Hanergy Thin Film Power Group, Ltd.                               710,000      3,777       0.0%
#*  Harbin Bank Co., Ltd. Class H                                     231,000     62,667       0.0%
    Harbin Electric Co., Ltd. Class H                                 354,236    103,578       0.0%
    Harmonicare Medical Holdings, Ltd.                                 74,000     22,781       0.0%
#   HC International, Inc.                                            211,500    142,576       0.0%
*   Health and Happiness H&H International Holdings, Ltd.             113,500    815,202       0.0%
    Hengan International Group Co., Ltd.                              171,500  1,525,208       0.1%
    Hengdeli Holdings, Ltd.                                         1,021,400     46,498       0.0%
*   Hi Sun Technology China, Ltd.                                     708,000    108,347       0.0%
    Hilong Holding, Ltd.                                              651,000     98,699       0.0%
    Hisense Kelon Electrical Holdings Co., Ltd. Class H               116,000    117,802       0.0%
    HKC Holdings, Ltd.                                                 76,739     57,189       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                            SHARES    VALUE++   OF NET ASSETS**
                                                                          ---------- ---------- ---------------
CHINA -- (Continued)
    HNA Infrastructure Co., Ltd. Class H                                      42,000 $   55,601       0.0%
*   HongDa Financial Holding, Ltd.                                           600,000     27,420       0.0%
*   Honghua Group, Ltd.                                                    1,304,000    130,235       0.0%
    Honworld Group, Ltd.                                                      59,000     26,623       0.0%
    Hopewell Highway Infrastructure, Ltd.                                    186,475    113,488       0.0%
    Hopson Development Holdings, Ltd.                                        310,000    329,787       0.0%
#   HOSA International, Ltd.                                                 132,000     47,791       0.0%
*   Hua Han Health Industry Holdings, Ltd.                                 1,573,842     39,864       0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                                 686,000    194,677       0.0%
    Huadian Power International Corp., Ltd. Class H                          388,000    157,453       0.0%
    Huaneng Power International, Inc. Class H                                468,000    309,301       0.0%
    Huaneng Power International, Inc. Sponsored ADR                            3,000     78,360       0.0%
    Huaneng Renewables Corp., Ltd. Class H                                 2,546,000  1,130,685       0.1%
    Huatai Securities Co., Ltd. Class H                                      148,200    300,192       0.0%
    Huaxi Holdings Co., Ltd.                                                  60,000     17,376       0.0%
    Huishang Bank Corp., Ltd. Class H                                        266,000    128,199       0.0%
*   Hydoo International Holding, Ltd.                                        146,000      8,706       0.0%
*   IMAX China Holding, Inc.                                                  73,300    243,259       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H                   10,068,460  8,838,910       0.3%
#   Inner Mongolia Yitai Coal Co., Ltd. Class H                               21,900     25,368       0.0%
*   JD.com, Inc. ADR                                                          15,441    563,751       0.0%
    Jiangnan Group, Ltd.                                                     762,000     45,517       0.0%
    Jiangsu Expressway Co., Ltd. Class H                                     172,000    235,833       0.0%
    Jiangxi Copper Co., Ltd. Class H                                         355,000    504,702       0.0%
*   Jiayuan International Group, Ltd.                                        356,000    660,560       0.0%
#*  Jinchuan Group International Resources Co., Ltd.                         341,000     69,553       0.0%
*   JinkoSolar Holding Co., Ltd. ADR                                          11,280    207,326       0.0%
    Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.      83,500     51,089       0.0%
#   JNBY Design, Ltd.                                                        106,500    216,045       0.0%
    Joy City Property, Ltd.                                                1,346,000    207,739       0.0%
    Ju Teng International Holdings, Ltd.                                     460,000     89,539       0.0%
*   Jutal Offshore Oil Services, Ltd.                                        124,000     27,798       0.0%
    K Wah International Holdings, Ltd.                                       583,931    358,427       0.0%
*   Kai Yuan Holdings, Ltd.                                                1,980,000     13,119       0.0%
*   Kaisa Group Holdings, Ltd.                                               570,000    304,485       0.0%
    Kangda International Environmental Co., Ltd.                             285,000     48,849       0.0%
*   Kasen International Holdings, Ltd.                                       191,000     44,328       0.0%
    Kinetic Mines and Energy, Ltd.                                           812,000     54,145       0.0%
    Kingboard Chemical Holdings, Ltd.                                        410,000  1,667,999       0.1%
    Kingboard Laminates Holdings, Ltd.                                       621,500    828,393       0.0%
#*  Kingdee International Software Group Co., Ltd.                           361,600    351,027       0.0%
    Kingsoft Corp., Ltd.                                                     228,000    677,017       0.0%
*   Koradior Holdings, Ltd.                                                   76,000     87,911       0.0%
#*  KuangChi Science, Ltd.                                                   980,000    222,655       0.0%
    Kunlun Energy Co., Ltd.                                                1,882,000  1,611,398       0.1%
    KWG Property Holding, Ltd.                                               541,400    729,289       0.0%
*   Labixiaoxin Snacks Group, Ltd.                                           200,000     12,461       0.0%
    Lai Fung Holdings, Ltd.                                                   27,560     40,994       0.0%
    Lee & Man Chemical Co., Ltd.                                              48,300     36,674       0.0%
    Lee & Man Paper Manufacturing, Ltd.                                      656,600    723,231       0.0%
    Lee's Pharmaceutical Holdings, Ltd.                                      129,500    167,434       0.0%
    Legend Holdings Corp. Class H                                             63,500    211,953       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                   --------- ---------- ---------------
CHINA -- (Continued)
#   Lenovo Group, Ltd.                                             3,498,000 $1,660,767       0.1%
    Leoch International Technology, Ltd.                             195,000     29,410       0.0%
*   Leyou Technologies Holdings, Ltd.                              1,140,000    291,384       0.0%
*   Li Ning Co., Ltd.                                                389,000    437,997       0.0%
*   Lianhua Supermarket Holdings Co., Ltd. Class H                   172,400     46,266       0.0%
*   Lifestyle China Group, Ltd.                                      327,000    143,271       0.0%
*   Lifetech Scientific Corp.                                        488,000    148,467       0.0%
#*  Lisi Group Holdings, Ltd.                                        324,000     49,413       0.0%
    Livzon Pharmaceutical Group, Inc. Class H                         21,294    153,381       0.0%
    Logan Property Holdings Co., Ltd.                                640,000    938,349       0.0%
    Longfor Properties Co., Ltd.                                     575,500  1,721,167       0.1%
    Lonking Holdings, Ltd.                                           855,000    388,530       0.0%
#   Luye Pharma Group, Ltd.                                          267,000    283,071       0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H                          846,000    415,262       0.0%
    Maoye International Holdings, Ltd.                               445,000     47,238       0.0%
    Metallurgical Corp. of China, Ltd. Class H                       235,000     75,039       0.0%
*   MIE Holdings Corp.                                               206,000     11,454       0.0%
*   Mingfa Group International Co., Ltd.                             589,000      4,225       0.0%
    Minmetals Land, Ltd.                                             620,000    117,780       0.0%
    Minth Group, Ltd.                                                300,000  1,424,435       0.1%
*   MMG, Ltd.                                                      1,264,000    937,721       0.0%
    MOBI Development Co., Ltd.                                       124,000     12,812       0.0%
    Mobile Internet China Holding, Ltd.                               55,000     14,557       0.0%
#   Modern Land China Co., Ltd.                                      444,400     83,041       0.0%
*   Momo, Inc. Sponsored ADR                                          48,245  1,683,751       0.1%
*   Munsun Capital Group, Ltd.                                     3,702,000      9,378       0.0%
#   Nan Hai Corp., Ltd.                                            7,250,000    187,420       0.0%
*   National Agricultural Holdings, Ltd.                             170,000      4,832       0.0%
*   Nature Home Holding Co., Ltd.                                     29,000      4,922       0.0%
    NetDragon Websoft Holdings, Ltd.                                  14,000     33,744       0.0%
    NetEase, Inc. ADR                                                  8,446  2,171,213       0.1%
    New China Life Insurance Co., Ltd. Class H                        32,700    152,460       0.0%
    New Oriental Education & Technology Group, Inc. Sponsored ADR      6,728    604,444       0.0%
#*  New Provenance Everlasting Holdings, Ltd.                      5,980,000     84,576       0.0%
*   New World Department Store China, Ltd.                           223,000     51,330       0.0%
    Nexteer Automotive Group, Ltd.                                   514,000    790,825       0.0%
    Nine Dragons Paper Holdings, Ltd.                                694,000  1,035,072       0.0%
*   Noah Holdings, Ltd. Sponsored ADR                                  8,637    446,274       0.0%
*   North Mining Shares Co., Ltd.                                  6,050,000    111,755       0.0%
    NVC Lighting Holdings, Ltd.                                      545,000     55,119       0.0%
#*  O-Net Technologies Group, Ltd.                                    86,000     54,934       0.0%
*   Ourgame International Holdings, Ltd.                              62,000     11,314       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                        104,000     63,773       0.0%
#*  Ozner Water International Holding, Ltd.                          175,000     47,708       0.0%
    Pacific Online, Ltd.                                             210,000     33,087       0.0%
#*  Panda Green Energy Group, Ltd.                                   834,000     88,924       0.0%
*   Parkson Retail Group, Ltd.                                       605,000     74,209       0.0%
#   PAX Global Technology, Ltd.                                      417,000    188,627       0.0%
*   Peking University Resources Holdings Co., Ltd.                   350,000     16,638       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H      1,181,000    555,997       0.0%
    PetroChina Co., Ltd. ADR                                           9,000    662,490       0.0%
    PetroChina Co., Ltd. Class H                                   3,022,000  2,226,819       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                         SHARES    VALUE++   OF NET ASSETS**
                                                                        --------- ---------- ---------------
CHINA -- (Continued)
    Phoenix Media Investment Holdings, Ltd.                               256,000 $   27,260       0.0%
    PICC Property & Casualty Co., Ltd. Class H                            934,502  1,672,916       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H                    722,000  7,054,951       0.2%
    Poly Culture Group Corp., Ltd. Class H                                 27,100     45,977       0.0%
*   Poly Property Group Co., Ltd.                                         958,000    445,267       0.0%
#   Pou Sheng International Holdings, Ltd.                                687,000    114,551       0.0%
    Powerlong Real Estate Holdings, Ltd.                                  697,000    359,405       0.0%
*   Prosperity International Holdings HK, Ltd.                          1,680,000     14,977       0.0%
*   PW Medtech Group, Ltd.                                                280,000     52,467       0.0%
#   Q Technology Group Co., Ltd.                                          189,000    230,111       0.0%
    Qingdao Port International Co., Ltd. Class H                          231,000    189,196       0.0%
#   Qinhuangdao Port Co., Ltd. Class H                                    206,000     54,543       0.0%
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                                8,400      2,483       0.0%
    Qunxing Paper Holdings Co., Ltd.                                      147,174      7,088       0.0%
*   Real Gold Mining, Ltd.                                                 19,000        637       0.0%
    Red Star Macalline Group Corp., Ltd. Class H                          112,400    150,931       0.0%
#   Redco Group                                                           508,000    318,173       0.0%
*   Renhe Commercial Holdings Co., Ltd.                                 7,156,000    144,303       0.0%
*   REXLot Holdings, Ltd.                                               5,031,399     26,109       0.0%
    Road King Infrastructure, Ltd.                                         96,000    182,008       0.0%
#*  Ronshine China Holdings, Ltd.                                         252,500    374,545       0.0%
    Sany Heavy Equipment International Holdings Co., Ltd.                 315,000     97,655       0.0%
    Seaspan Corp.                                                          18,858    145,018       0.0%
#*  Semiconductor Manufacturing International Corp.                     1,241,600  1,596,813       0.1%
*   Semiconductor Manufacturing International Corp. ADR                    18,227    118,111       0.0%
#   Shandong Chenming Paper Holdings, Ltd. Class H                        136,500    207,265       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H               516,000    317,102       0.0%
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                       64,000     65,169       0.0%
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H  1,400,000     23,902       0.0%
#*  Shanghai Electric Group Co., Ltd. Class H                             712,000    258,502       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                  27,000    146,457       0.0%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H               104,000     95,565       0.0%
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H        138,000     64,888       0.0%
    Shanghai Haohai Biological Technology Co., Ltd. Class H                 8,600     56,232       0.0%
    Shanghai Industrial Holdings, Ltd.                                    221,000    579,526       0.0%
    Shanghai Industrial Urban Development Group, Ltd.                     894,000    192,272       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H       714,000    295,293       0.0%
    Shanghai La Chapelle Fashion Co., Ltd. Class H                         18,800     19,591       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                    184,200    502,805       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                            322,000     53,205       0.0%
*   Shanghai Zendai Property, Ltd.                                      2,745,000     66,113       0.0%
    Shengjing Bank Co., Ltd. Class H                                       63,000     42,088       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                                 262,500     10,191       0.0%
    Shenguan Holdings Group, Ltd.                                         446,000     22,182       0.0%
    Shenzhen Expressway Co., Ltd. Class H                                 210,000    213,101       0.0%
    Shenzhen International Holdings, Ltd.                                 436,288    953,245       0.0%
    Shenzhen Investment, Ltd.                                           1,603,568    648,105       0.0%
    Shenzhou International Group Holdings, Ltd.                           102,000  1,113,456       0.1%
    Shimao Property Holdings, Ltd.                                        710,500  1,879,318       0.1%
*   Shougang Concord International Enterprises Co., Ltd.                3,528,000     96,816       0.0%
    Shougang Fushan Resources Group, Ltd.                               1,224,000    300,049       0.0%
    Shui On Land, Ltd.                                                  1,854,656    499,384       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE++   OF NET ASSETS**
                                                                      --------- ---------- ---------------
CHINA -- (Continued)
*   Shunfeng International Clean Energy, Ltd.                           974,000 $   37,548       0.0%
    Sichuan Expressway Co., Ltd. Class H                                204,000     70,444       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                        1,856,000    448,573       0.0%
    SIM Technology Group, Ltd.                                          400,000     18,229       0.0%
    Sino Biopharmaceutical, Ltd.                                      1,210,998  2,550,130       0.1%
#*  Sino Oil And Gas Holdings, Ltd.                                   5,170,000     34,166       0.0%
    Sino-Ocean Group Holding, Ltd.                                    1,402,332    973,725       0.0%
#*  Sinofert Holdings, Ltd.                                           1,194,000    142,102       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                         515,500    531,481       0.0%
    Sinopec Kantons Holdings, Ltd.                                      442,000    209,080       0.0%
*   Sinopec Oilfield Service Corp. Class H                              192,000     28,187       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H                  1,180,000    783,530       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                4,550    300,391       0.0%
    Sinopharm Group Co., Ltd. Class H                                   541,600  2,283,776       0.1%
#   Sinosoft Technology Group, Ltd.                                     416,000    174,212       0.0%
    Sinotrans, Ltd. Class H                                             804,000    460,660       0.0%
    Sinotruk Hong Kong, Ltd.                                            300,000    351,487       0.0%
*   Skyfame Realty Holdings, Ltd.                                       376,000    264,277       0.0%
#   Skyworth Digital Holdings, Ltd.                                     896,196    407,232       0.0%
    SMI Holdings Group, Ltd.                                            386,400    166,848       0.0%
    SOHO China, Ltd.                                                    994,500    510,662       0.0%
*   Sohu.com, Inc.                                                        5,447    168,748       0.0%
#*  Sparkle Roll Group, Ltd.                                            312,000     19,393       0.0%
    Springland International Holdings, Ltd.                             378,000    106,441       0.0%
*   SPT Energy Group, Inc.                                              416,000     44,736       0.0%
*   SRE Group, Ltd.                                                   2,440,285     56,613       0.0%
    SSY Group, Ltd.                                                   1,033,042  1,043,824       0.0%
    Suchuang Gas Corp., Ltd.                                             50,000     15,363       0.0%
    Sun Art Retail Group, Ltd.                                        1,174,000  1,319,520       0.1%
#   Sun King Power Electronics Group                                    228,000     45,269       0.0%
    Sunac China Holdings, Ltd.                                          114,000    484,241       0.0%
    Sunny Optical Technology Group Co., Ltd.                            109,000  1,778,621       0.1%
*   Sunshine 100 China Holdings, Ltd.                                   217,000     80,733       0.0%
*   Superb Summit International Group, Ltd.                             440,000     81,848       0.0%
    Symphony Holdings, Ltd.                                             710,000     94,633       0.0%
    TAL Education Group ADR                                              34,138  1,243,306       0.1%
    Tarena International, Inc. ADR                                        6,628     67,009       0.0%
    TCL Multimedia Technology Holdings, Ltd.                            276,000    125,707       0.0%
*   Tech Pro Technology Development, Ltd.                             2,780,000     18,064       0.0%
*   Technovator International, Ltd.                                     204,000     50,285       0.0%
    Ten Pao Group Holdings, Ltd.                                        196,000     26,110       0.0%
    Tencent Holdings, Ltd.                                              194,500  9,562,181       0.3%
#   Tenwow International Holdings, Ltd.                                 286,000     41,840       0.0%
    Texhong Textile Group, Ltd.                                         151,000    210,372       0.0%
    Tian An China Investment Co., Ltd.                                  123,000     74,658       0.0%
    Tian Ge Interactive Holdings, Ltd.                                  110,000     93,779       0.0%
#   Tian Shan Development Holdings, Ltd.                                 66,000     19,054       0.0%
    Tiangong International Co., Ltd.                                    214,000     47,522       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H     94,000     51,056       0.0%
    Tianjin Port Development Holdings, Ltd.                           1,134,000    156,846       0.0%
    Tianneng Power International, Ltd.                                  386,000    556,958       0.0%
    Tianyi Summi Holdings, Ltd.                                         136,000     14,555       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                          SHARES    VALUE++   OF NET ASSETS**
                                                                         --------- ---------- ---------------
CHINA -- (Continued)
*   Tibet Water Resources, Ltd.                                            411,000 $  177,014       0.0%
    Tingyi Cayman Islands Holding Corp.                                    826,000  1,565,437       0.1%
    Tomson Group, Ltd.                                                     227,750    113,788       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                           278,000    446,894       0.0%
#   Tongda Group Holdings, Ltd.                                          1,620,000    358,797       0.0%
    Tonly Electronics Holdings, Ltd.                                        31,200     31,642       0.0%
    Top Spring International Holdings, Ltd.                                107,600     44,634       0.0%
*   Tou Rong Chang Fu Group, Ltd.                                          856,000     14,585       0.0%
    Towngas China Co., Ltd.                                                313,593    279,461       0.0%
    TPV Technology, Ltd.                                                   422,000     51,983       0.0%
    Travelsky Technology, Ltd. Class H                                     165,471    483,345       0.0%
    Trigiant Group, Ltd.                                                   360,000     53,378       0.0%
#   Truly International Holdings, Ltd.                                     608,000    138,154       0.0%
    Tsingtao Brewery Co., Ltd. Class H                                      76,000    393,482       0.0%
    Uni-President China Holdings, Ltd.                                     549,400    519,365       0.0%
#   United Energy Group, Ltd.                                            2,964,000    248,061       0.0%
#   Universal Medical Financial & Technical Advisory Services Co., Ltd.    315,500    291,015       0.0%
    Vinda International Holdings, Ltd.                                      56,000     96,808       0.0%
*   Vipshop Holdings, Ltd. ADR                                             173,659  2,688,241       0.1%
    Wanguo International Mining Group, Ltd.                                 38,000      8,757       0.0%
    Want Want China Holdings, Ltd.                                       1,364,000  1,205,326       0.1%
    Wasion Group Holdings, Ltd.                                            250,000    140,012       0.0%
    Weichai Power Co., Ltd. Class H                                        919,880  1,064,897       0.0%
*   West China Cement, Ltd.                                              1,322,000    268,136       0.0%
#   Wisdom Sports Group                                                    182,000     18,168       0.0%
*   Wuzhou International Holdings, Ltd.                                    340,000     26,315       0.0%
#   Xiabuxiabu Catering Management China Holdings Co., Ltd.                166,000    285,002       0.0%
    Xiamen International Port Co., Ltd. Class H                            500,000     87,590       0.0%
*   Xinchen China Power Holdings, Ltd.                                     156,000     17,190       0.0%
    Xingda International Holdings, Ltd.                                    437,258    156,179       0.0%
*   Xingfa Aluminium Holdings, Ltd.                                         36,000     29,193       0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H               199,880    378,494       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                      228,000     31,452       0.0%
    Xinyi Solar Holdings, Ltd.                                           1,536,000    699,883       0.0%
    Xinyuan Real Estate Co., Ltd. ADR                                        4,471     22,489       0.0%
    XTEP International Holdings, Ltd.                                      314,500    182,716       0.0%
    Yadea Group Holdings, Ltd.                                             368,000    126,380       0.0%
*   Yanchang Petroleum International, Ltd.                               1,360,000     18,358       0.0%
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H           79,500    336,568       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                                  422,000    528,057       0.0%
*   Yashili International Holdings, Ltd.                                   394,000     89,596       0.0%
#   YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H                 23,800    113,018       0.0%
    Yida China Holdings, Ltd.                                              110,000     35,736       0.0%
#   Yihai International Holding, Ltd.                                      213,000    290,966       0.0%
    Yip's Chemical Holdings, Ltd.                                           96,000     33,769       0.0%
    Yirendai, Ltd. ADR                                                       5,880    207,388       0.0%
#*  Youyuan International Holdings, Ltd.                                   155,510     88,771       0.0%
*   Yuanda China Holdings, Ltd.                                          1,038,000     14,079       0.0%
*   YuanShengTai Dairy Farm, Ltd.                                          393,000     14,989       0.0%
    Yuexiu Property Co., Ltd.                                            3,513,720    790,522       0.0%
#   Yuexiu Transport Infrastructure, Ltd.                                  202,639    152,797       0.0%
    Yum China Holdings, Inc.                                                24,388  1,042,831       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
CHINA -- (Continued)
    Yunnan Water Investment Co., Ltd. Class H                            92,000 $     36,122       0.0%
    Yuzhou Properties Co., Ltd.                                         953,000      693,241       0.0%
*   YY, Inc. ADR                                                         18,937    1,825,337       0.1%
#   Zhaojin Mining Industry Co., Ltd. Class H                           282,500      221,141       0.0%
    Zhejiang Expressway Co., Ltd. Class H                               388,000      398,445       0.0%
*   Zhong An Real Estate, Ltd.                                        1,742,000      114,371       0.0%
    Zhongsheng Group Holdings, Ltd.                                     307,500      881,502       0.0%
#*  Zhongyu Gas Holdings, Ltd.                                          190,000      177,147       0.0%
*   Zhuguang Holdings Group Co., Ltd.                                   234,000       44,867       0.0%
    Zhuhai Holdings Investment Group, Ltd.                              304,000       38,994       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                       108,600      575,783       0.0%
    Zijin Mining Group Co., Ltd. Class H                              2,411,000    1,093,626       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H    713,400      306,428       0.0%
*   ZTE Corp. Class H                                                    44,404      100,353       0.0%
                                                                                ------------       ---
TOTAL CHINA                                                                      286,652,677       7.6%
                                                                                ------------       ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                                   82,259      496,666       0.1%
    Banco de Bogota SA                                                    3,689       91,274       0.0%
    Bancolombia SA                                                       25,569      302,209       0.0%
    Bancolombia SA Sponsored ADR                                          9,801      467,116       0.0%
    Celsia SA ESP                                                        89,300      147,193       0.0%
    Cementos Argos SA                                                    20,711       73,216       0.0%
*   Cemex Latam Holdings SA                                              37,434      115,409       0.0%
    Corp. Financiera Colombiana SA                                       15,901      136,765       0.0%
    Ecopetrol SA                                                        356,765      393,730       0.0%
    Ecopetrol SA Sponsored ADR                                           10,314      227,733       0.0%
*   Empresa de Telecomunicaciones de Bogota                              40,000        5,881       0.0%
    Grupo Argos SA                                                       24,049      171,231       0.0%
    Grupo Aval Acciones y Valores SA                                      2,187       19,377       0.0%
    Grupo de Inversiones Suramericana SA                                 19,783      274,530       0.0%
    Grupo Energia Bogota SA ESP                                          14,412       10,569       0.0%
    Grupo Nutresa SA                                                     17,793      172,295       0.0%
    Interconexion Electrica SA ESP                                       58,692      302,554       0.0%
                                                                                ------------       ---
TOTAL COLOMBIA                                                                     3,407,748       0.1%
                                                                                ------------       ---
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                             27,072      691,340       0.0%
    Komercni Banka A.S.                                                   1,590       68,599       0.0%
    Moneta Money Bank A.S.                                               31,093      111,763       0.0%
    O2 Czech Republic A.S.                                                6,416       87,705       0.0%
    Philip Morris CR A.S.                                                   100       76,748       0.0%
                                                                                ------------       ---
TOTAL CZECH REPUBLIC                                                               1,036,155       0.0%
                                                                                ------------       ---
DENMARK -- (1.2%)
*   ALK-Abello A.S.                                                       1,621      204,808       0.0%
    Alm Brand A.S.                                                       40,110      423,896       0.0%
    Ambu A.S. Class B                                                    45,670    1,059,142       0.0%
    AP Moller - Maersk A.S. Class A                                         285      434,998       0.0%
    AP Moller - Maersk A.S. Class B                                         571      914,739       0.0%
*   Bang & Olufsen A.S.                                                  17,058      419,885       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
DENMARK -- (Continued)
    BankNordik P/F                              590 $   10,119       0.0%
*   Bavarian Nordic A.S.                      8,568    233,871       0.0%
    Brodrene Hartmann A.S.                      833     49,214       0.0%
    Carlsberg A.S. Class B                   14,616  1,634,532       0.1%
    Chr Hansen Holding A.S.                  24,228  2,196,243       0.1%
    Coloplast A.S. Class B                    4,894    414,588       0.0%
    Columbus A.S.                            20,487     51,400       0.0%
*   D/S Norden A.S.                          14,643    267,146       0.0%
    Danske Bank A.S.                         48,182  1,676,836       0.1%
    DFDS A.S.                                13,198    821,693       0.0%
    DSV A.S.                                 53,241  4,216,460       0.1%
    FLSmidth & Co. A.S.                      16,198  1,000,512       0.0%
*   Genmab A.S.                               3,367    679,791       0.0%
    GN Store Nord A.S.                       51,455  1,807,818       0.1%
    H Lundbeck A.S.                          23,106  1,338,568       0.1%
*   H+H International A.S. Class B            4,996    105,752       0.0%
    IC Group A.S.                             2,723     71,609       0.0%
    ISS A.S.                                 40,437  1,410,206       0.1%
    Jeudan A.S.                                 397     63,543       0.0%
    Jyske Bank A.S.                          30,592  1,831,836       0.1%
    Matas A.S.                               16,327    188,027       0.0%
*   Nilfisk Holding A.S.                     13,554    663,749       0.0%
*   NKT A.S.                                 11,345    337,244       0.0%
    NNIT A.S.                                 3,805    105,505       0.0%
    Nordjyske Bank A.S.                       2,948     91,677       0.0%
    Novo Nordisk A.S. Class B                61,513  2,892,828       0.1%
    Novo Nordisk A.S. Sponsored ADR          20,820    977,291       0.0%
    Novozymes A.S. Class B                   23,159  1,088,771       0.0%
    Orsted A.S.                               4,395    289,347       0.0%
    Pandora A.S.                             18,262  2,028,708       0.1%
    Parken Sport & Entertainment A.S.         1,975     24,556       0.0%
    Per Aarsleff Holding A.S.                 8,350    312,642       0.0%
    Ringkjoebing Landbobank A.S.              8,725    525,627       0.0%
    Rockwool International A.S. Class A          69     18,759       0.0%
    Rockwool International A.S. Class B       3,041    916,821       0.0%
    Royal Unibrew A.S.                       20,558  1,361,148       0.1%
    RTX A.S.                                  3,391     89,812       0.0%
*   Santa Fe Group A.S.                       5,671     30,809       0.0%
    Scandinavian Tobacco Group A.S. Class A   2,474     41,323       0.0%
    Schouw & Co., A.S.                        6,043    594,388       0.0%
    SimCorp A.S.                             12,063    874,560       0.0%
    Solar A.S. Class B                        2,756    177,839       0.0%
    Spar Nord Bank A.S.                      35,225    402,297       0.0%
    Sydbank A.S.                             27,545  1,018,288       0.0%
    Tivoli A.S.                                  80      8,331       0.0%
*   TK Development A.S.                      18,995     21,697       0.0%
    Topdanmark A.S.                          28,136  1,323,227       0.0%
    Tryg A.S.                                30,965    732,899       0.0%
    Vestas Wind Systems A.S.                 29,842  1,930,533       0.1%
*   Vestjysk Bank A.S.                        5,218      2,154       0.0%
*   William Demant Holding A.S.              32,505  1,266,775       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                    ------- ----------- ---------------
DENMARK -- (Continued)
*   Zealand Pharma A.S.                               4,248 $    63,937       0.0%
                                                            -----------       ---
TOTAL DENMARK                                                43,740,774       1.2%
                                                            -----------       ---
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR   30,188     154,473       0.0%
                                                            -----------       ---
FINLAND -- (1.4%)
    Ahlstrom-Munksjo Oyj                             11,028     219,836       0.0%
    Ahtium P.L.C.                                   136,822         942       0.0%
    Aktia Bank Oyj                                   12,128     120,585       0.0%
    Alma Media Oyj                                    8,042      72,671       0.0%
    Amer Sports Oyj                                  56,012   1,713,362       0.1%
    Asiakastieto Group Oyj                              518      19,681       0.0%
    Aspo Oyj                                          6,086      69,877       0.0%
    Atria Oyj                                         5,267      74,919       0.0%
*   BasWare Oyj                                       1,070      52,779       0.0%
    Bittium Oyj                                      11,048      71,921       0.0%
    Cargotec Oyj Class B                             15,973     813,548       0.0%
*   Caverion Oyj                                     10,173      84,997       0.0%
    Citycon Oyj                                     103,166     235,948       0.0%
    Cramo Oyj                                        20,921     491,136       0.0%
    Elisa Oyj                                        40,076   1,771,457       0.1%
    F-Secure Oyj                                     23,856     106,316       0.0%
    Finnair Oyj                                      30,153     411,006       0.0%
    Fiskars Oyj Abp                                  11,404     283,810       0.0%
    Fortum Oyj                                       80,365   1,848,619       0.1%
    HKScan Oyj Class A                               14,203      52,883       0.0%
    Huhtamaki Oyj                                    53,907   2,192,658       0.1%
    Kemira Oyj                                       42,249     565,460       0.0%
    Kesko Oyj Class A                                 6,764     385,791       0.0%
    Kesko Oyj Class B                                26,991   1,584,905       0.1%
    Kone Oyj Class B                                 22,183   1,101,727       0.0%
    Konecranes Oyj                                   28,082   1,145,250       0.0%
    Lassila & Tikanoja Oyj                           14,237     285,699       0.0%
    Metsa Board Oyj                                  81,487     913,006       0.0%
    Metso Oyj                                        52,493   1,865,619       0.1%
    Neste Oyj                                        50,918   4,287,628       0.1%
    Nokia Oyj(5902941)                              391,213   2,347,362       0.1%
    Nokia Oyj(5946455)                              150,663     904,780       0.0%
    Nokian Renkaat Oyj                               59,917   2,397,389       0.1%
    Olvi Oyj Class A                                  4,809     161,372       0.0%
    Oriola Oyj Class B                               62,822     211,758       0.0%
    Orion Oyj Class A                                 4,886     160,618       0.0%
    Orion Oyj Class B                                21,344     647,377       0.0%
    Outokumpu Oyj                                   158,239   1,024,088       0.0%
*   Outotec Oyj                                      62,886     571,968       0.0%
    Ponsse Oyj                                        3,609     135,673       0.0%
    Poyry Oyj                                         5,709      39,866       0.0%
    Raisio Oyj Class V                               50,845     216,351       0.0%
    Ramirent Oyj                                     52,656     457,684       0.0%
    Revenio Group Oyj                                 4,968      79,615       0.0%
    Sampo Oyj Class A                                34,348   1,857,596       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        PERCENTAGE
                                  SHARES    VALUE++   OF NET ASSETS**
                                  ------- ----------- ---------------
FINLAND -- (Continued)
    Sanoma Oyj                     46,713 $   519,294       0.0%
    SRV Group OYJ                   3,551      12,100       0.0%
*   Stockmann Oyj Abp Class B      14,423      70,035       0.0%
    Stora Enso Oyj Class R        228,200   4,501,155       0.1%
    Stora Enso Oyj Sponsored ADR    1,800      35,613       0.0%
    Technopolis Oyj                49,353     230,848       0.0%
    Tieto Oyj                      30,620   1,096,789       0.0%
    Tikkurila Oyj                  14,048     253,980       0.0%
    Tokmanni Group Corp.            2,462      20,912       0.0%
    UPM-Kymmene Oyj               210,965   7,527,568       0.2%
    Uponor Oyj                     18,121     315,710       0.0%
    Vaisala Oyj Class A             4,248     104,476       0.0%
    Valmet Oyj                     63,840   1,210,161       0.0%
    Wartsila Oyj Abp               67,311   1,429,168       0.1%
    YIT Oyj                        52,350     351,310       0.0%
                                          -----------       ---
TOTAL FINLAND                              51,736,652       1.4%
                                          -----------       ---
FRANCE -- (5.6%)
    ABC Arbitrage                   3,527      29,216       0.0%
    Accor SA                       11,713     662,041       0.0%
    Actia Group                     5,948      58,492       0.0%
    Aeroports de Paris              3,123     687,444       0.0%
*   Air France-KLM                110,587   1,083,799       0.0%
    Air Liquide SA                 21,194   2,754,718       0.1%
    Airbus SE                      24,049   2,822,946       0.1%
    Akka Technologies               2,830     197,255       0.0%
    Albioma SA                      9,048     223,749       0.0%
    Alstom SA                      35,331   1,608,565       0.1%
    Alten SA                       11,000   1,092,611       0.0%
    Altran Technologies SA         94,678   1,461,419       0.0%
*   Amplitude Surgical SAS          2,916      14,165       0.0%
    Amundi SA                       7,632     649,061       0.0%
*   Antalis International SAS       2,208       4,349       0.0%
    April SA                        3,950      71,599       0.0%
*   Archos                          2,165       2,399       0.0%
    Arkema SA                      29,839   3,908,747       0.1%
    Assystem                        4,421     148,834       0.0%
    Atos SE                        21,926   2,960,010       0.1%
    Aubay                           4,079     196,935       0.0%
    AXA SA                        132,093   3,777,679       0.1%
    AXA SA Sponsored ADR            5,414     154,949       0.0%
    Axway Software SA               1,805      44,114       0.0%
    Bastide le Confort Medical        903      53,257       0.0%
    Beneteau SA                    12,380     279,741       0.0%
    Bigben Interactive              3,141      52,213       0.0%
    BioMerieux                     13,206   1,043,976       0.0%
    BNP Paribas SA                 91,698   7,079,018       0.2%
    Boiron SA                       3,208     285,925       0.0%
    Bollore SA                    162,816     809,214       0.0%
    Bonduelle SCA                   8,947     398,204       0.0%
#   Bourbon Corp.                   5,772      36,280       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
FRANCE -- (Continued)
    Bouygues SA                                       56,064 $2,859,551       0.1%
    Bureau Veritas SA                                 39,356  1,029,073       0.0%
    Burelle SA                                            26     41,610       0.0%
    Capgemini SE                                      18,385  2,529,146       0.1%
    Carrefour SA                                     133,251  2,733,964       0.1%
    Casino Guichard Perrachon SA                      22,347  1,159,174       0.0%
    Catering International Services                      977     22,108       0.0%
*   Cegedim SA                                           878     37,248       0.0%
    Chargeurs SA                                      10,627    320,751       0.0%
    Cie de Saint-Gobain                               82,244  4,303,089       0.1%
    Cie des Alpes                                      4,151    147,801       0.0%
    Cie Generale des Etablissements Michelin SCA      44,181  6,212,859       0.2%
    Cie Plastic Omnium SA                             34,079  1,637,750       0.1%
    CNP Assurances                                    42,661  1,092,708       0.0%
*   Coface SA                                         33,131    419,756       0.0%
    Credit Agricole SA                                83,258  1,371,039       0.0%
    Danone SA                                         30,292  2,453,827       0.1%
    Danone SA Sponsored ADR                              600      9,756       0.0%
    Dassault Aviation SA                                  74    147,544       0.0%
    Dassault Systemes SE                               4,649    602,464       0.0%
    Dassault Systemes SE Sponsored ADR                 1,228    158,498       0.0%
    Derichebourg SA                                   59,500    526,579       0.0%
    Devoteam SA                                        2,730    291,122       0.0%
    Edenred                                           53,525  1,843,961       0.1%
    Eiffage SA                                        34,476  4,103,732       0.1%
    Electricite de France SA                         122,893  1,724,644       0.1%
    Elior Group SA                                    51,045  1,042,289       0.0%
    Elis SA                                           19,190    458,954       0.0%
    Engie SA                                         297,419  5,217,169       0.2%
*   Eramet                                             5,345    930,333       0.0%
    Essilor International Cie Generale d'Optique SA   23,275  3,179,100       0.1%
*   Esso SA Francaise                                  1,078     65,294       0.0%
*   Etablissements Maurel et Prom                      7,790     44,812       0.0%
    Eurofins Scientific SE                             1,562    842,538       0.0%
    Euronext NV                                       19,490  1,397,124       0.0%
    Europcar Groupe SA                                16,705    194,615       0.0%
    Eutelsat Communications SA                        89,179  1,931,349       0.1%
    Exel Industries Class A                              538     68,491       0.0%
    Faurecia SA                                       28,812  2,352,755       0.1%
    Fleury Michon SA                                     371     21,564       0.0%
*   Fnac Darty SA                                      5,841    626,719       0.0%
*   Fnac Darty SA                                      3,486    371,005       0.0%
    Gaztransport Et Technigaz SA                       7,404    459,017       0.0%
    Getlink                                          112,299  1,584,758       0.1%
    GL Events                                          3,961    124,765       0.0%
    Groupe Crit                                        1,518    165,163       0.0%
*   Groupe Gorge                                         996     20,560       0.0%
    Groupe Open                                        1,810     76,556       0.0%
    Guerbet                                            3,453    218,878       0.0%
    Haulotte Group SA                                  3,630     71,536       0.0%
    Hermes International                                 651    420,963       0.0%
*   HiPay Group SA                                     2,042     37,136       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------- ---------- ---------------
FRANCE -- (Continued)
*   ID Logistics Group                       427 $   76,166       0.0%
    Iliad SA                               1,465    293,444       0.0%
    Imerys SA                             10,538    961,830       0.0%
    Ingenico Group SA                     24,130  2,110,725       0.1%
    Interparfums SA                        2,608    120,538       0.0%
    Ipsen SA                               5,548    898,036       0.0%
    IPSOS                                 13,770    524,238       0.0%
    Jacquet Metal Service SA               5,045    194,766       0.0%
    JCDecaux SA                           11,153    399,680       0.0%
    Kaufman & Broad SA                     2,830    149,090       0.0%
    Kering SA                              2,384  1,379,134       0.0%
    Korian SA                             17,057    596,397       0.0%
    L'Oreal SA                             7,809  1,880,326       0.1%
    Lagardere SCA                         66,735  1,908,695       0.1%
    Laurent-Perrier                          664     83,899       0.0%
    Le Belier                                822     56,763       0.0%
    Lectra                                 7,166    187,141       0.0%
    Legrand SA                            21,156  1,646,210       0.1%
    Linedata Services                      1,886     76,697       0.0%
    LISI                                  11,089    408,763       0.0%
    LNA Sante SA                           3,110    200,378       0.0%
    LVMH Moet Hennessy Louis Vuitton SE   11,021  3,835,438       0.1%
    Maisons du Monde SA                    1,974     80,212       0.0%
    Maisons France Confort SA              1,216     75,892       0.0%
    Manitou BF SA                          2,706    122,787       0.0%
    Manutan International                    734     73,626       0.0%
    Mersen SA                              6,632    311,608       0.0%
*   METabolic EXplorer SA                  7,442     17,760       0.0%
    Metropole Television SA               13,060    321,548       0.0%
    MGI Coutier                            7,357    253,968       0.0%
    Natixis SA                           120,922    993,125       0.0%
*   Naturex                                1,781    289,015       0.0%
    Neopost SA                            15,900    429,034       0.0%
    Nexans SA                             14,505    765,162       0.0%
    Nexity SA                             18,693  1,168,877       0.0%
#*  Nicox                                  4,348     48,163       0.0%
*   NRJ Group                              4,409     45,750       0.0%
    Oeneo SA                              11,036    132,958       0.0%
#*  Onxeo SA                              10,246     16,509       0.0%
    Orange SA                            397,540  7,227,126       0.2%
    Orange SA Sponsored ADR               26,020    473,824       0.0%
    Orpea                                 12,466  1,597,469       0.1%
*   Parrot SA                              4,812     32,012       0.0%
    Pernod Ricard SA                       5,719    949,845       0.0%
    Peugeot SA                           228,135  5,617,500       0.2%
*   Pierre & Vacances SA                   2,468    121,619       0.0%
    Plastivaloire                          6,808    155,685       0.0%
    PSB Industries SA                        356     19,899       0.0%
    Publicis Groupe SA                    24,676  1,845,269       0.1%
    Publicis Groupe SA ADR                 1,600     29,840       0.0%
    Rallye SA                             13,551    211,455       0.0%
*   Recylex SA                             4,505     58,281       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                      ------- ----------- ---------------
FRANCE -- (Continued)
    Renault SA                                         39,257 $ 4,254,733       0.1%
    Rexel SA                                          124,095   1,923,690       0.1%
    Robertet SA                                            91      54,699       0.0%
    Rothschild & Co.                                      588      22,330       0.0%
    Rubis SCA                                          23,368   1,818,176       0.1%
    Safran SA                                          13,595   1,594,558       0.1%
    Sanofi                                             47,351   3,743,677       0.1%
    Sanofi ADR                                         39,660   1,559,431       0.1%
    Sartorius Stedim Biotech                            6,240     581,682       0.0%
    Savencia SA                                         1,864     193,067       0.0%
    Schneider Electric SE(4834108)                     31,986   2,899,351       0.1%
    Schneider Electric SE(B11BPS1)                      1,444     129,895       0.0%
    SCOR SE                                            48,935   1,984,465       0.1%
    SEB SA                                              6,883   1,318,810       0.0%
    Seche Environnement SA                                824      29,902       0.0%
*   Sequana SA                                         11,045       7,707       0.0%
    SES SA                                             86,949   1,341,523       0.0%
    Societe BIC SA                                      3,399     346,791       0.0%
    Societe Generale SA                                65,980   3,611,003       0.1%
    Societe Marseillaise du Tunnel Prado-Carenage SA    1,473      40,913       0.0%
    Sodexo SA                                           4,695     464,938       0.0%
*   SOITEC                                              4,546     369,666       0.0%
*   Solocal Group                                     165,970     213,028       0.0%
    Somfy SA                                            1,800     179,034       0.0%
    Sopra Steria Group                                  6,867   1,465,708       0.1%
    SPIE SA                                            44,758   1,012,738       0.0%
*   Stallergenes Greer P.L.C.                           1,177      35,032       0.0%
*   Ste Industrielle d'Aviation Latecoere SA           35,844     232,259       0.0%
    Stef SA                                             1,960     241,729       0.0%
    STMicroelectronics NV(5962332)                    184,506   4,028,739       0.1%
    STMicroelectronics NV(2430025)                      8,672     188,529       0.0%
    Suez                                               49,241     710,133       0.0%
    Sword Group                                           998      43,640       0.0%
    Synergie SA                                         6,848     419,068       0.0%
    Tarkett SA                                         15,271     451,315       0.0%
    Technicolor SA                                    109,923     180,385       0.0%
    Teleperformance                                    19,032   3,058,487       0.1%
    Television Francaise 1                             46,092     576,211       0.0%
*   Tessi SA                                              215      44,983       0.0%
    TFF Group                                             348      16,731       0.0%
    Thales SA                                          10,191   1,291,797       0.0%
    Thermador Groupe                                      224      32,289       0.0%
    Total Gabon                                            81      15,254       0.0%
    Total SA                                          222,395  13,977,901       0.4%
    Total SA Sponsored ADR                              5,537     346,683       0.0%
*   Touax SA                                               25         312       0.0%
    Trigano SA                                          3,155     594,547       0.0%
*   Ubisoft Entertainment SA                           39,703   3,793,542       0.1%
    Union Financiere de France BQE SA                     666      24,622       0.0%
    Valeo SA                                           38,034   2,542,923       0.1%
*   Vallourec SA                                      143,592     867,188       0.0%
*   Valneva SE                                         14,422      67,948       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                       SHARES    VALUE++    OF NET ASSETS**
                                       ------- ------------ ---------------
FRANCE -- (Continued)
    Veolia Environnement SA             39,060 $    924,105       0.0%
    Veolia Environnement SA ADR         13,366      314,769       0.0%
    Vetoquinol SA                          532       33,719       0.0%
    Vicat SA                             7,158      527,530       0.0%
    VIEL & Cie SA                       13,569       90,822       0.0%
    Vilmorin & Cie SA                    2,820      199,161       0.0%
    Vinci SA                            37,019    3,701,295       0.1%
*   Virbac SA                              896      139,930       0.0%
    Vivendi SA                          69,001    1,819,679       0.1%
    Vranken-Pommery Monopole SA            954       27,310       0.0%
*   Worldline SA                        10,140      511,419       0.0%
                                               ------------       ---
TOTAL FRANCE                                    209,063,794       5.6%
                                               ------------       ---
GERMANY -- (5.3%)
    1&1 Drillisch AG                     8,763      633,590       0.0%
    Aareal Bank AG                      34,412    1,721,254       0.1%
    Adidas AG                           14,103    3,466,085       0.1%
*   Adler Modemaerkte AG                 2,793       16,509       0.0%
    ADO Properties SA                    3,633      199,707       0.0%
*   ADVA Optical Networking SE          17,734      121,774       0.0%
*   AIXTRON SE                          27,088      384,479       0.0%
    All for One Steeb AG                   326       26,237       0.0%
    Allgeier SE                          1,637       52,038       0.0%
    Allianz SE                          28,581    6,760,087       0.2%
    Allianz SE Sponsored ADR            36,967      874,639       0.0%
    Amadeus Fire AG                      1,819      199,349       0.0%
    Aurubis AG                          13,511    1,207,400       0.0%
    Axel Springer SE                    15,886    1,301,262       0.1%
    BASF SE                            125,517   13,059,216       0.4%
    Basler AG                              475       97,282       0.0%
    Bauer AG                             4,794      149,199       0.0%
    Bayer AG                            28,914    3,455,788       0.1%
    Bayer AG Sponsored ADR                 800       23,924       0.0%
    Bayerische Motoren Werke AG         65,039    7,231,159       0.2%
    BayWa AG                             4,925      171,979       0.0%
    Bechtle AG                           6,540      552,304       0.0%
    Beiersdorf AG                        3,758      425,173       0.0%
    Bertrandt AG                         2,511      280,177       0.0%
    Bijou Brigitte AG                      921       52,827       0.0%
    Bilfinger SE                        14,926      710,366       0.0%
    Borussia Dortmund GmbH & Co. KGaA   62,002      409,762       0.0%
    Brenntag AG                         28,116    1,610,259       0.1%
    CANCOM SE                            3,759      440,558       0.0%
    Carl Zeiss Meditec AG                7,097      482,682       0.0%
    CECONOMY AG                         63,841      715,392       0.0%
    CENIT AG                             4,236      104,817       0.0%
    CENTROTEC Sustainable AG             4,859       77,950       0.0%
    Cewe Stiftung & Co. KGAA             3,889      398,110       0.0%
    Comdirect Bank AG                   15,556      238,580       0.0%
*   Commerzbank AG                     221,782    2,857,354       0.1%
    CompuGroup Medical SE                7,448      388,038       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                     ------- ----------- ---------------
GERMANY -- (Continued)
    Continental AG                                    13,749 $ 3,661,835       0.1%
    Covestro AG                                       20,617   1,873,360       0.1%
    CropEnergies AG                                    8,062      49,718       0.0%
    CTS Eventim AG & Co. KGaA                         16,030     749,663       0.0%
    Daimler AG                                       179,552  14,116,028       0.4%
    Data Modul AG                                        121      10,610       0.0%
    Delticom AG                                          285       3,339       0.0%
    Deutsche Bank AG                                 198,308   2,708,887       0.1%
    Deutsche Boerse AG                                 9,564   1,286,253       0.1%
    Deutsche Lufthansa AG                            114,800   3,336,686       0.1%
    Deutsche Pfandbriefbank AG                         9,846     159,271       0.0%
    Deutsche Post AG                                  40,570   1,760,917       0.1%
    Deutsche Telekom AG                              460,839   8,066,348       0.2%
    Deutsche Telekom AG Sponsored ADR                104,159   1,826,949       0.1%
    Deutsche Wohnen SE                                38,655   1,824,293       0.1%
    Deutz AG                                          47,602     459,886       0.0%
*   Dialog Semiconductor P.L.C.                       16,600     353,390       0.0%
    DIC Asset AG                                      13,363     164,414       0.0%
*   Diebold Nixdorf AG                                   691      54,883       0.0%
    DMG Mori AG                                        7,777     448,024       0.0%
    Dr Hoenle AG                                       1,390     120,572       0.0%
    Draegerwerk AG & Co. KGaA                            972      59,715       0.0%
    Duerr AG                                          16,135   1,601,275       0.1%
    E.ON SE                                          507,298   5,554,790       0.2%
    Eckert & Ziegler AG                                1,463      64,288       0.0%
    EDAG Engineering Group AG                            648      12,387       0.0%
    Elmos Semiconductor AG                             5,277     171,063       0.0%
    ElringKlinger AG                                  14,246     257,553       0.0%
*   Euromicron AG                                      2,361      19,921       0.0%
    Evonik Industries AG                              17,928     636,985       0.0%
    Fielmann AG                                        5,025     412,648       0.0%
*   First Sensor AG                                    1,547      43,599       0.0%
    Francotyp-Postalia Holding AG Class A              3,372      13,995       0.0%
    Fraport AG Frankfurt Airport Services Worldwide   12,475   1,207,274       0.0%
    Freenet AG                                        35,246   1,118,844       0.0%
    Fresenius Medical Care AG & Co. KGaA              26,309   2,669,594       0.1%
    Fresenius SE & Co. KGaA                           58,466   4,452,435       0.1%
    Fuchs Petrolub SE                                  6,327     325,085       0.0%
    GEA Group AG                                      25,611     999,933       0.0%
    Gerresheimer AG                                   18,819   1,530,835       0.1%
    Gerry Weber International AG                      10,815     103,022       0.0%
    Gesco AG                                           1,734      59,243       0.0%
    GFT Technologies SE                               11,646     183,996       0.0%
    Grammer AG                                         7,527     484,971       0.0%
    GRENKE AG                                          2,635     310,665       0.0%
*   H&R GmbH & Co. KGaA                                6,432      94,607       0.0%
    Hamburger Hafen und Logistik AG                   16,649     399,783       0.0%
    Hannover Rueck SE                                  7,362   1,033,960       0.0%
*   Hapag-Lloyd AG                                     9,979     427,173       0.0%
    HeidelbergCement AG                               22,763   2,225,927       0.1%
*   Heidelberger Druckmaschinen AG                   181,103     672,778       0.0%
    Hella GmbH & Co KGaA                              17,976   1,108,767       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                   SHARES  VALUE++   OF NET ASSETS**
                                                   ------ ---------- ---------------
GERMANY -- (Continued)
    Henkel AG & Co. KGaA                            3,035 $  361,297       0.0%
    Highlight Communications AG                     2,399     16,225       0.0%
    Hochtief AG                                     2,930    534,630       0.0%
*   HolidayCheck Group AG                          13,410     45,343       0.0%
    Hornbach Baumarkt AG                            3,084    103,744       0.0%
    Hugo Boss AG                                   23,410  2,194,587       0.1%
    Indus Holding AG                                7,032    503,262       0.0%
    Infineon Technologies AG                       36,163    925,979       0.0%
    Infineon Technologies AG ADR                   36,257    929,629       0.0%
    Innogy SE                                       7,562    332,275       0.0%
    Isra Vision AG                                    927    204,135       0.0%
    Jenoptik AG                                    14,267    517,584       0.0%
    K+S AG                                         78,037  2,291,919       0.1%
    KION Group AG                                  22,236  1,853,474       0.1%
    Kloeckner & Co. SE                             38,611    470,636       0.0%
    Koenig & Bauer AG                               7,720    633,608       0.0%
    Krones AG                                       4,409    564,837       0.0%
    KSB SE & Co. KGaA                                  38     20,071       0.0%
    KWS Saat SE                                       722    260,523       0.0%
    Lanxess AG                                     47,341  3,506,751       0.1%
    LEG Immobilien AG                              17,625  2,032,217       0.1%
    Leifheit AG                                     2,675     78,554       0.0%
    Leoni AG                                       16,212  1,015,314       0.0%
*   Linde AG                                       15,298  3,389,046       0.1%
*   LPKF Laser & Electronics AG                     3,068     27,575       0.0%
    MAN SE                                          2,854    328,959       0.0%
*   Manz AG                                         1,394     57,050       0.0%
*   Medigene AG                                     4,730     76,211       0.0%
    Merck KGaA                                      6,784    662,730       0.0%
    METRO AG                                       90,935  1,315,565       0.1%
    MLP SE                                         20,134    121,673       0.0%
    MTU Aero Engines AG                            18,748  3,224,856       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG  10,668  2,441,502       0.1%
    Nemetschek SE                                   5,702    683,310       0.0%
    Nexus AG                                          982     32,821       0.0%
*   Nordex SE                                      19,242    220,456       0.0%
    Norma Group SE                                 21,545  1,579,771       0.1%
    OHB SE                                          2,787    123,738       0.0%
    OSRAM Licht AG                                 23,763  1,366,162       0.1%
    paragon AG                                        720     46,094       0.0%
*   Patrizia Immobilien AG                         20,385    406,937       0.0%
*   Petro Welt Technologies AG                        617      4,844       0.0%
    Pfeiffer Vacuum Technology AG                   2,070    306,254       0.0%
    PNE Wind AG                                    35,221    104,415       0.0%
    Progress-Werk Oberkirch AG                        639     33,585       0.0%
    ProSiebenSat.1 Media SE                        30,656  1,112,140       0.0%
    Puma SE                                           836    407,066       0.0%
*   PVA TePla AG                                    1,103     20,881       0.0%
*   QIAGEN NV                                      23,084    755,109       0.0%
    QSC AG                                         50,103     99,367       0.0%
    R Stahl AG                                        845     29,546       0.0%
    Rational AG                                       800    500,329       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                       SHARES   VALUE++   OF NET ASSETS**
                                       ------- ---------- ---------------
GERMANY -- (Continued)
    Rheinmetall AG                      21,760 $2,843,625       0.1%
    RHOEN-KLINIKUM AG                   10,845    354,614       0.0%
    RIB Software SE                      7,397    196,017       0.0%
    RTL Group SA                         4,775    392,932       0.0%
    RWE AG                             206,559  4,937,117       0.1%
    S&T AG                              14,558    373,705       0.0%
    SAF-Holland SA                      21,562    401,485       0.0%
    Salzgitter AG                       16,502    906,218       0.0%
    SAP SE                              11,432  1,270,159       0.0%
    SAP SE Sponsored ADR                 9,200  1,019,636       0.0%
*   Schaltbau Holding AG                 2,053     63,600       0.0%
    Schloss Wachenheim AG                  321      7,835       0.0%
    Scout24 AG                             409     21,136       0.0%
    Secunet Security Networks AG           227     26,842       0.0%
    SHW AG                               2,328     99,402       0.0%
    Siemens AG                          27,520  3,494,898       0.1%
    Siltronic AG                         7,064  1,131,135       0.0%
    Sixt Leasing SE                      4,387     94,191       0.0%
    Sixt SE                              7,904    930,063       0.0%
    SMA Solar Technology AG              4,385    269,500       0.0%
*   SMT Scharf AG                        1,160     23,751       0.0%
    Software AG                         15,798    776,605       0.0%
    Stabilus SA                          4,878    438,507       0.0%
    Stroeer SE & Co. KGaA                8,998    658,607       0.0%
    Suedzucker AG                       33,285    553,216       0.0%
*   SUESS MicroTec SE                    9,836    151,149       0.0%
    Surteco SE                           2,923     93,369       0.0%
    Symrise AG                          17,987  1,453,920       0.1%
    TAG Immobilien AG                   33,186    701,285       0.0%
    Takkt AG                            13,736    283,733       0.0%
*   Talanx AG                           16,922    762,421       0.0%
    Technotrans AG                       1,867     94,388       0.0%
*   Tele Columbus AG                     1,021      9,367       0.0%
    Telefonica Deutschland Holding AG   97,130    463,555       0.0%
    ThyssenKrupp AG                     31,780    826,620       0.0%
    TLG Immobilien AG                   19,046    547,930       0.0%
*   Tom Tailor Holding SE               14,326    154,289       0.0%
    Traffic Systems SE                   1,003     23,962       0.0%
    Uniper SE                           75,822  2,344,353       0.1%
    United Internet AG                  16,617  1,074,083       0.0%
    VERBIO Vereinigte BioEnergie AG     11,970     57,610       0.0%
    Volkswagen AG                        6,559  1,335,407       0.1%
    Vonovia SE                          21,309  1,067,687       0.0%
*   Vossloh AG                           3,269    165,549       0.0%
    VTG AG                               6,196    353,461       0.0%
    Wacker Chemie AG                     7,500  1,347,768       0.1%
    Wacker Neuson SE                    11,432    367,776       0.0%
    Washtec AG                           3,759    361,330       0.0%
    Wirecard AG                          4,310    583,147       0.0%
    Wuestenrot & Wuerttembergische AG    7,357    177,280       0.0%
    XING SE                                936    290,132       0.0%
*   Zalando SE                           3,060    157,457       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                       --------- ------------ ---------------
GERMANY -- (Continued)
    Zeal Network SE                                        4,420 $    142,701       0.0%
                                                                 ------------       ---
TOTAL GERMANY                                                     197,740,854       5.3%
                                                                 ------------       ---
GREECE -- (0.1%)
    Aegean Airlines SA                                     4,941       55,653       0.0%
*   Alpha Bank AE                                          2,364        6,245       0.0%
    Athens Water Supply & Sewage Co. SA (The)              6,973       49,917       0.0%
    Bank of Greece                                         2,794       50,923       0.0%
*   Ellaktor SA                                           21,206       42,135       0.0%
*   FF Group                                               3,954       74,966       0.0%
    Fourlis Holdings SA                                    8,683       61,855       0.0%
*   GEK Terna Holding Real Estate Construction SA         10,261       62,413       0.0%
    Hellenic Exchanges - Athens Stock Exchange SA         18,545      116,687       0.0%
    Hellenic Petroleum SA                                 16,443      167,306       0.0%
    Hellenic Telecommunications Organization SA           24,316      354,002       0.0%
*   HOLDING Co. ADMIE IPTO SA                             13,423       29,926       0.0%
*   Intralot SA-Integrated Lottery Systems & Services     32,611       46,500       0.0%
    JUMBO SA                                              22,397      409,965       0.1%
*   Marfin Investment Group Holdings SA                  175,597       34,715       0.0%
    Motor Oil Hellas Corinth Refineries SA                13,959      332,602       0.0%
*   Mytilineos Holdings SA                                27,442      330,904       0.0%
*   National Bank of Greece SA                             2,447        1,018       0.0%
    OPAP SA                                               17,826      213,295       0.0%
*   Piraeus Bank SA                                           29          121       0.0%
    Piraeus Port Authority SA                              2,736       54,134       0.0%
*   Public Power Corp. SA                                 13,423       44,282       0.0%
    Terna Energy SA                                        9,557       58,928       0.0%
    Titan Cement Co. SA                                   10,553      277,911       0.0%
                                                                 ------------       ---
TOTAL GREECE                                                        2,876,403       0.1%
                                                                 ------------       ---
HONG KONG -- (2.0%)
*   13 Holdings, Ltd. (The)                              144,650       10,490       0.0%
#   Agritrade Resources, Ltd.                          1,360,000      254,421       0.0%
    AIA Group, Ltd.                                      751,000    6,711,835       0.2%
    Allied Properties HK, Ltd.                           526,000      104,814       0.0%
    Alltronics Holdings, Ltd.                            126,000       40,353       0.0%
*   Applied Development Holdings, Ltd.                   310,000       24,780       0.0%
    APT Satellite Holdings, Ltd.                         186,250       88,220       0.0%
    Asia Financial Holdings, Ltd.                         72,000       44,655       0.0%
    Asia Satellite Telecommunications Holdings, Ltd.      39,000       30,726       0.0%
    ASM Pacific Technology, Ltd.                          56,800      778,349       0.0%
    Associated International Hotels, Ltd.                 38,000      119,892       0.0%
    Bank of East Asia, Ltd. (The)                        235,832    1,035,554       0.1%
*   Beijing Gas Blue Sky Holdings, Ltd.                1,040,000       67,393       0.0%
    BeijingWest Industries International, Ltd.           166,000       23,950       0.0%
    BOC Aviation, Ltd.                                    48,900      285,909       0.0%
    BOC Hong Kong Holdings, Ltd.                         338,000    1,747,299       0.1%
*   Bonjour Holdings, Ltd.                               737,000       31,302       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.    322,000      104,953       0.0%
*   Brightoil Petroleum Holdings, Ltd.                 1,262,000      180,891       0.0%
*   Brockman Mining, Ltd.                                896,780       13,413       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                               --------- ---------- ---------------
HONG KONG -- (Continued)
*   Burwill Holdings, Ltd.                                     1,698,000 $   76,247       0.0%
    Cafe de Coral Holdings, Ltd.                                 132,000    324,114       0.0%
*   Camsing International Holding, Ltd.                           34,000     26,076       0.0%
    Cathay Pacific Airways, Ltd.                                 496,000    796,377       0.0%
    Century City International Holdings, Ltd.                    376,000     35,761       0.0%
    CGN Mining Co., Ltd.                                         135,000      8,886       0.0%
    Cheuk Nang Holdings, Ltd.                                     21,817     12,594       0.0%
    Chevalier International Holdings, Ltd.                        34,349     53,914       0.0%
*   China Best Group Holding, Ltd.                             1,960,000     20,843       0.0%
    China Display Optoelectronics Technology Holdings, Ltd.      360,000     30,455       0.0%
*   China Energy Development Holdings, Ltd.                    3,908,000     38,323       0.0%
    China Flavors & Fragrances Co., Ltd.                         146,000     49,346       0.0%
#   Chinese Estates Holdings, Ltd.                               122,500    182,200       0.0%
*   Chinlink International Holdings, Ltd.                        130,000     15,738       0.0%
    Chong Hing Bank, Ltd.                                          7,000     14,150       0.0%
    Chow Sang Sang Holdings International, Ltd.                  126,000    276,617       0.0%
    Chow Tai Fook Jewellery Group, Ltd.                          277,000    357,127       0.0%
    Chuang's Consortium International, Ltd.                      532,000    120,087       0.0%
    CITIC Telecom International Holdings, Ltd.                   798,000    235,052       0.0%
    CK Asset Holdings, Ltd.                                      143,260  1,236,758       0.1%
    CK Hutchison Holdings, Ltd.                                  316,260  3,739,729       0.1%
    CK Infrastructure Holdings, Ltd.                              63,000    497,222       0.0%
    CK Life Sciences Intl Holdings, Inc.                       1,286,000     92,843       0.0%
    CLP Holdings, Ltd.                                            44,500    462,091       0.0%
*   CMMB Vision Holdings, Ltd.                                    68,000      1,645       0.0%
    CNQC International Holdings, Ltd.                            232,500     84,439       0.0%
*   Common Splendor International Health Industry Group, Ltd.    522,000     53,816       0.0%
    Convenience Retail Asia, Ltd.                                 40,000     18,812       0.0%
#   Cowell e Holdings, Inc.                                      284,000     65,103       0.0%
*   CP Lotus Corp.                                                80,000      1,170       0.0%
*   Crocodile Garments                                           177,000     18,208       0.0%
    CSI Properties, Ltd.                                       2,500,000    161,546       0.0%
    CW Group Holdings, Ltd.                                      210,000     32,173       0.0%
    Dah Sing Banking Group, Ltd.                                 175,996    417,932       0.0%
    Dah Sing Financial Holdings, Ltd.                             79,900    533,546       0.0%
    Eagle Nice International Holdings, Ltd.                       90,000     42,021       0.0%
*   eForce Holdings, Ltd.                                        352,000      8,838       0.0%
    Emperor International Holdings, Ltd.                         723,333    219,426       0.0%
#*  Esprit Holdings, Ltd.                                        772,882    267,044       0.0%
*   eSun Holdings, Ltd.                                           88,000     13,937       0.0%
#   Fairwood Holdings, Ltd.                                       21,000     80,084       0.0%
    Far East Consortium International, Ltd.                      751,479    429,156       0.0%
    First Pacific Co., Ltd.                                      970,400    496,912       0.0%
*   First Shanghai Investments, Ltd.                             360,000     37,613       0.0%
#   Fountain SET Holdings, Ltd.                                  320,000     49,214       0.0%
    Galaxy Entertainment Group, Ltd.                             196,000  1,715,514       0.1%
#*  GCL New Energy Holdings, Ltd.                              3,272,000    181,486       0.0%
    Get Nice Financial Group, Ltd.                                80,525     13,033       0.0%
    Get Nice Holdings, Ltd.                                    3,221,000    118,504       0.0%
    Giordano International, Ltd.                                 754,000    460,750       0.0%
*   Global Brands Group Holding, Ltd.                          3,516,000    173,265       0.0%
    Gold Peak Industries Holdings, Ltd.                          262,000     28,415       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                            SHARES    VALUE++   OF NET ASSETS**
                                                                           --------- ---------- ---------------
HONG KONG -- (Continued)
#*  Gold-Finance Holdings, Ltd.                                               62,000 $   24,611       0.0%
    Goodbaby International Holdings, Ltd.                                    300,000    190,420       0.0%
    Guoco Group, Ltd.                                                          3,000     39,818       0.0%
#   Guotai Junan International Holdings, Ltd.                              1,218,000    363,920       0.0%
    Haitong International Securities Group, Ltd.                             629,474    366,944       0.0%
    Hang Lung Group, Ltd.                                                    244,000    737,005       0.0%
    Hang Lung Properties, Ltd.                                               263,000    622,409       0.0%
    Hang Seng Bank, Ltd.                                                      65,400  1,656,576       0.1%
    Hanison Construction Holdings, Ltd.                                      137,208     24,941       0.0%
    Harbour Centre Development, Ltd.                                          21,000     38,977       0.0%
    Henderson Land Development Co., Ltd.                                     135,444    858,790       0.0%
    HK Electric Investments & HK Electric Investments, Ltd.                  259,000    240,825       0.0%
    HKBN, Ltd.                                                               207,000    289,828       0.0%
    HKR International, Ltd.                                                  301,600    183,508       0.0%
    HKT Trust & HKT, Ltd.                                                    951,000  1,251,216       0.1%
*   Hoifu Energy Group, Ltd.                                                 112,000     14,524       0.0%
    Hon Kwok Land Investment Co., Ltd.                                        20,000     11,359       0.0%
    Hong Kong & China Gas Co., Ltd.                                          294,648    615,651       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                                  17,600    100,371       0.0%
    Hong Kong Exchanges & Clearing, Ltd.                                      45,508  1,474,210       0.1%
#   Hong Kong International Construction Investment Management Group Co.,
      Ltd.                                                                   112,000     29,398       0.0%
#   Hongkong & Shanghai Hotels, Ltd. (The)                                   148,807    225,530       0.0%
    Hopewell Holdings, Ltd.                                                  185,500    658,027       0.0%
*   Hsin Chong Group Holdings, Ltd.                                          876,000      7,322       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.                    771,000    283,394       0.0%
    Hysan Development Co., Ltd.                                               76,000    442,333       0.0%
*   I-CABLE Communications, Ltd.                                             752,776     16,014       0.0%
    IGG, Inc.                                                                239,000    359,431       0.0%
    International Housewares Retail Co., Ltd.                                153,000     30,915       0.0%
    iOne Holdings, Ltd.                                                      660,000     12,445       0.0%
    IPE Group, Ltd.                                                          140,000     25,528       0.0%
*   IRC, Ltd.                                                              2,324,533     49,610       0.0%
    IT, Ltd.                                                                 238,000    115,497       0.0%
#   ITC Properties Group, Ltd.                                               141,834     49,962       0.0%
    Johnson Electric Holdings, Ltd.                                          172,125    599,258       0.0%
    Karrie International Holdings, Ltd.                                      232,000     34,486       0.0%
    Kerry Logistics Network, Ltd.                                            231,250    353,126       0.0%
    Kerry Properties, Ltd.                                                   240,500  1,149,715       0.1%
    Kingmaker Footwear Holdings, Ltd.                                        186,000     48,901       0.0%
#   Kingston Financial Group, Ltd.                                         1,169,000    601,712       0.0%
    Kowloon Development Co., Ltd.                                            152,000    171,228       0.0%
*   Kwan On Holdings, Ltd.                                                    70,000      8,571       0.0%
    L'Occitane International SA                                              195,000    361,715       0.0%
    Lai Sun Development Co., Ltd.                                            131,380    202,986       0.0%
    Li & Fung, Ltd.                                                        2,498,000  1,256,302       0.1%
    Lifestyle International Holdings, Ltd.                                   202,000    377,599       0.0%
    Liu Chong Hing Investment, Ltd.                                           42,000     67,529       0.0%
    Luk Fook Holdings International, Ltd.                                    134,000    560,085       0.0%
    Lung Kee Bermuda Holdings                                                 68,000     35,200       0.0%
#*  Macau Legend Development, Ltd.                                         1,025,000    162,574       0.0%
    Magnificent Hotel Investment, Ltd.                                       500,000     13,580       0.0%
#   Man Wah Holdings, Ltd.                                                   577,600    427,180       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
HONG KONG -- (Continued)
*   Master Glory Group, Ltd.(BYTP1T9)                       3,838,880 $   36,608       0.0%
*   Master Glory Group, Ltd.(BYTP1T9)                         394,860      3,773       0.0%
*   Maxnerva Technology Services, Ltd.                        154,000     25,928       0.0%
    Melco International Development, Ltd.                     285,000  1,055,166       0.1%
    Melco Resorts & Entertainment, Ltd. ADR                    11,953    373,053       0.0%
    MGM China Holdings, Ltd.                                   89,200    244,619       0.0%
    Microport Scientific Corp.                                 92,000    107,135       0.0%
*   Midland Holdings, Ltd.                                    204,666     55,530       0.0%
    Ming Fai International Holdings, Ltd.                     107,000     16,090       0.0%
#   Miramar Hotel & Investment                                 42,000     82,335       0.0%
    Modern Dental Group, Ltd.                                  41,000     11,746       0.0%
*   Mongolian Mining Corp.                                  1,658,500     31,512       0.0%
    MTR Corp., Ltd.                                            97,766    549,324       0.0%
    NagaCorp, Ltd.                                            996,000  1,029,710       0.0%
    Nameson Holdings, Ltd.                                    246,000     48,864       0.0%
    National Electronic Hldgs                                  30,800      4,541       0.0%
*   Neo-Neon Holdings, Ltd.                                   136,500     14,890       0.0%
*   NEW Concepts Holdings, Ltd.                                40,000     19,812       0.0%
*   New Sports Group, Ltd.                                    102,000     10,312       0.0%
*   New Times Energy Corp., Ltd.                              444,000     10,373       0.0%
    New World Development Co., Ltd.                         1,312,106  1,924,230       0.1%
*   Newocean Energy Holdings, Ltd.                            466,000    108,540       0.0%
*   Next Digital, Ltd.                                        124,000      4,257       0.0%
*   Nine Express, Ltd.                                        660,000     28,456       0.0%
    NWS Holdings, Ltd.                                        406,508    801,557       0.0%
    Orange Sky Golden Harvest Entertainment Holdings, Ltd.    340,000     22,355       0.0%
    Orient Overseas International, Ltd.                        93,500    889,040       0.0%
*   Pacific Andes International Holdings, Ltd.              1,128,607      3,940       0.0%
*   Pacific Basin Shipping, Ltd.                            1,578,000    419,581       0.0%
#   Pacific Textiles Holdings, Ltd.                           401,000    366,843       0.0%
    Paliburg Holdings, Ltd.                                   222,000     97,051       0.0%
*   Paradise Entertainment, Ltd.                              132,000     16,229       0.0%
    PCCW, Ltd.                                              1,875,511  1,159,350       0.1%
*   Pearl Oriental Oil, Ltd.                                  638,000     11,868       0.0%
    Perfect Shape Beauty Technology, Ltd.                     180,000     25,550       0.0%
    Pico Far East Holdings, Ltd.                              370,000    150,346       0.0%
    Playmates Holdings, Ltd.                                  580,000     79,490       0.0%
    Playmates Toys, Ltd.                                      332,000     36,710       0.0%
    Polytec Asset Holdings, Ltd.                              610,000     51,939       0.0%
    Power Assets Holdings, Ltd.                                53,000    394,365       0.0%
    Prada SpA                                                  86,100    437,413       0.0%
    Public Financial Holdings, Ltd.                            98,000     41,975       0.0%
*   PYI Corp., Ltd.                                         1,406,000     24,808       0.0%
#*  Realord Group Holdings, Ltd.                               72,000     44,023       0.0%
    Regal Hotels International Holdings, Ltd.                 170,000    113,811       0.0%
#   Regina Miracle International Holdings, Ltd.                76,000     65,209       0.0%
    SA SA International Holdings, Ltd.                        504,204    312,848       0.0%
    Samsonite International SA                                310,200  1,403,147       0.1%
    Sands China, Ltd.                                          66,000    381,439       0.0%
    SAS Dragon Holdings, Ltd.                                 216,000     63,694       0.0%
    Shangri-La Asia, Ltd.                                     407,166    792,392       0.0%
#   Shenwan Hongyuan HK, Ltd.                                 232,500     71,650       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
HONG KONG -- (Continued)
*   Shougang Concord Grand Group, Ltd.                        374,000 $    9,179       0.0%
    Singamas Container Holdings, Ltd.                         650,000    103,543       0.0%
    Sino Land Co., Ltd.                                       372,006    642,147       0.0%
    SITC International Holdings Co., Ltd.                     632,000    673,362       0.0%
    Sitoy Group Holdings, Ltd.                                203,000     43,494       0.0%
    SJM Holdings, Ltd.                                        695,301    696,433       0.0%
    SmarTone Telecommunications Holdings, Ltd.                206,086    217,877       0.0%
    Soundwill Holdings, Ltd.                                   32,000     56,922       0.0%
*   South China Financial Holdings, Ltd.                    3,100,000     15,701       0.0%
*   South China Holdings Co., Ltd.                          1,160,000     39,045       0.0%
    Stella International Holdings, Ltd.                       184,000    216,823       0.0%
*   Stelux Holdings International, Ltd.                        43,000      3,438       0.0%
    Strong Petrochemical Holdings, Ltd.                       132,000     15,007       0.0%
#*  Summit Ascent Holdings, Ltd.                              268,000     32,018       0.0%
    Sun Hung Kai & Co., Ltd.                                  340,529    210,085       0.0%
    Sun Hung Kai Properties, Ltd.                             133,588  2,151,359       0.1%
    Swire Pacific, Ltd. Class A                                89,000    879,436       0.0%
    Swire Pacific, Ltd. Class B                               137,500    231,704       0.0%
    Swire Properties, Ltd.                                     69,600    247,044       0.0%
    Tai Sang Land Development, Ltd.                            20,710     13,434       0.0%
*   Talent Property Group, Ltd.                             1,845,000     20,226       0.0%
    Tao Heung Holdings, Ltd.                                  144,000     26,178       0.0%
    Techtronic Industries Co., Ltd.                           312,500  1,830,684       0.1%
#   Television Broadcasts, Ltd.                               122,400    388,442       0.0%
    Texwinca Holdings, Ltd.                                   334,000    167,929       0.0%
    TK Group Holdings, Ltd.                                    42,000     31,104       0.0%
#*  Tom Group, Ltd.                                           162,000     45,202       0.0%
    Town Health International Medical Group, Ltd.             320,000     21,099       0.0%
    Tradelink Electronic Commerce, Ltd.                       268,000     45,573       0.0%
    Transport International Holdings, Ltd.                    111,600    338,130       0.0%
*   Trinity, Ltd.                                             416,000     42,000       0.0%
*   TSC Group Holdings, Ltd.                                  199,000     17,241       0.0%
    Tsui Wah Holdings, Ltd.                                   280,000     39,516       0.0%
#*  United Laboratories International Holdings, Ltd. (The)    332,500    360,714       0.0%
*   Universe International Financial Holdings, Ltd.           170,000     15,124       0.0%
*   Up Energy Development Group, Ltd.                         524,000      1,616       0.0%
*   Value Convergence Holdings, Ltd.                           64,000     11,141       0.0%
#   Value Partners Group, Ltd.                                147,954    139,950       0.0%
    Vanke Property Overseas, Ltd.                               2,000      1,219       0.0%
    Vantage International Holdings, Ltd.                      164,000     17,627       0.0%
    Vedan International Holdings, Ltd.                        152,000     15,127       0.0%
*   Victory City International Holdings, Ltd.               1,233,798     16,889       0.0%
    Vitasoy International Holdings, Ltd.                      216,000    572,807       0.0%
    VSTECS Holdings, Ltd.                                     329,600    171,969       0.0%
    VTech Holdings, Ltd.                                       41,900    510,185       0.0%
    Wai Kee Holdings, Ltd.                                     26,000     15,037       0.0%
    Water Oasis Group, Ltd.                                   228,000     24,999       0.0%
    WH Group, Ltd.                                          2,057,000  2,129,561       0.1%
    Wharf Holdings, Ltd. (The)                                109,000    362,627       0.0%
    Wharf Real Estate Investment Co., Ltd.                    109,000    817,254       0.0%
    Wheelock & Co., Ltd.                                      129,000    957,078       0.0%
    Win Hanverky Holdings, Ltd.                               116,000     11,193       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                               ------- ----------- ---------------
HONG KONG -- (Continued)
*   Winfull Group Holdings, Ltd.               280,000 $     5,377       0.0%
    Wing On Co. International, Ltd.             32,000     119,017       0.0%
    Wing Tai Properties, Ltd.                  102,000      79,068       0.0%
    Wynn Macau, Ltd.                           159,200     588,301       0.0%
    Xinyi Glass Holdings, Ltd.                 784,000   1,127,078       0.1%
#   Yeebo International Holdings, Ltd.         106,000      29,815       0.0%
    YGM Trading, Ltd.                           20,000      15,451       0.0%
    Yue Yuen Industrial Holdings, Ltd.         230,500     653,229       0.0%
                                                       -----------       ---
TOTAL HONG KONG                                         76,324,662       2.0%
                                                       -----------       ---
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C.   155,376     268,748       0.0%
    MOL Hungarian Oil & Gas P.L.C.             135,013   1,560,179       0.1%
    OTP Bank P.L.C.                             27,352   1,192,639       0.0%
    Richter Gedeon Nyrt                         14,974     302,363       0.0%
                                                       -----------       ---
TOTAL HUNGARY                                            3,323,929       0.1%
                                                       -----------       ---
INDIA -- (2.9%)
*   3M India, Ltd.                                 176      53,834       0.0%
*   5Paisa Capital, Ltd.                         2,700      16,348       0.0%
    Aarti Industries                             8,067     161,125       0.0%
*   Aban Offshore, Ltd.                          7,592      19,730       0.0%
    ABB India, Ltd.                              1,905      38,639       0.0%
    Abbott India, Ltd.                             554      51,492       0.0%
    ACC, Ltd.                                    7,132     168,741       0.0%
    Adani Enterprises, Ltd.                     72,180     150,480       0.0%
*   Adani Green Energy, Ltd.                    54,929      21,144       0.0%
    Adani Ports & Special Economic Zone, Ltd.   84,017     510,235       0.0%
*   Adani Power, Ltd.                          452,504     171,986       0.0%
*   Adani Transmissions, Ltd.                   90,238     226,061       0.0%
*   Aditya Birla Capital, Ltd.                  69,729     166,253       0.0%
*   Aditya Birla Fashion and Retail, Ltd.       73,294     160,518       0.0%
    Aegis Logistics, Ltd.                       36,650     157,860       0.0%
    Agro Tech Foods, Ltd.                          923       9,589       0.0%
    AIA Engineering, Ltd.                        9,673     208,903       0.0%
    Ajanta Pharma, Ltd.                          7,936     160,778       0.0%
    Akzo Nobel India, Ltd.                       3,176      91,559       0.0%
    Alembic Pharmaceuticals, Ltd.               18,021     144,386       0.0%
    Alembic, Ltd.                               30,658      26,175       0.0%
    Alkem Laboratories, Ltd.                       694      20,442       0.0%
*   Allahabad Bank                              81,372      59,607       0.0%
    Allcargo Logistics, Ltd.                    22,256      46,439       0.0%
    Amara Raja Batteries, Ltd.                  16,680     214,425       0.0%
    Ambuja Cements, Ltd.                        97,375     364,594       0.0%
*   Amtek Auto, Ltd.                            48,317      10,481       0.0%
    Anant Raj, Ltd.                             49,377      34,604       0.0%
*   Andhra Bank                                 88,163      52,253       0.0%
    Apar Industries, Ltd.                        3,922      47,354       0.0%
    APL Apollo Tubes, Ltd.                       2,112      69,230       0.0%
    Apollo Hospitals Enterprise, Ltd.           12,140     197,892       0.0%
    Apollo Tyres, Ltd.                         112,007     491,912       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Arvind, Ltd.                              61,020 $  385,544       0.0%
    Asahi India Glass, Ltd.                    5,732     31,242       0.0%
    Ashiana Housing, Ltd.                      3,289      7,843       0.0%
    Ashok Leyland, Ltd.                      336,401    824,610       0.1%
    Ashoka Buildcon, Ltd.                     18,131     76,663       0.0%
    Asian Paints, Ltd.                        15,640    280,770       0.0%
    Astral Polytechnik, Ltd.                   4,931     69,684       0.0%
*   AstraZeneca Pharma India, Ltd.               535      8,475       0.0%
    Atul, Ltd.                                 3,454    153,017       0.0%
    Aurobindo Pharma, Ltd.                   106,747  1,023,275       0.1%
    Automotive Axles, Ltd.                     1,974     44,993       0.0%
    Avanti Feeds, Ltd.                         1,670     62,160       0.0%
    Axis Bank, Ltd.                          183,452  1,418,881       0.1%
    Bajaj Auto, Ltd.                           6,148    270,385       0.0%
    Bajaj Corp., Ltd.                         12,055     86,474       0.0%
    Bajaj Electricals, Ltd.                    6,970     67,889       0.0%
    Bajaj Finance, Ltd.                       28,070    797,550       0.1%
    Bajaj Finserv, Ltd.                        8,939    731,889       0.0%
*   Bajaj Hindusthan Sugar, Ltd.             152,226     19,789       0.0%
    Bajaj Holdings & Investment, Ltd.          7,265    293,361       0.0%
    Balaji Amines, Ltd.                        3,847     40,823       0.0%
    Balkrishna Industries, Ltd.               28,906    551,372       0.0%
    Balmer Lawrie & Co., Ltd.                 18,406     60,573       0.0%
    Balrampur Chini Mills, Ltd.               59,602     62,667       0.0%
    Banco Products India, Ltd.                 3,892     13,472       0.0%
    Bank of Baroda                           109,728    242,856       0.0%
*   Bank of India                             83,859    129,641       0.0%
*   Bank Of Maharashtra                       32,893      6,840       0.0%
    Bata India, Ltd.                          13,096    156,469       0.0%
    BEML, Ltd.                                 5,064     80,354       0.0%
    Berger Paints India, Ltd.                 74,368    318,840       0.0%
*   BF Utilities, Ltd.                         4,550     29,390       0.0%
*   BGR Energy Systems, Ltd.                   2,982      4,803       0.0%
    Bhansali Engineering Polymers, Ltd.        9,545     27,095       0.0%
    Bharat Electronics, Ltd.                  99,740    195,181       0.0%
*   Bharat Financial Inclusion, Ltd.          10,060    174,208       0.0%
    Bharat Forge, Ltd.                        69,568    805,128       0.1%
    Bharat Heavy Electricals, Ltd.           192,098    251,312       0.0%
    Bharat Petroleum Corp., Ltd.              65,079    375,603       0.0%
    Bharti Airtel, Ltd.                      237,953  1,456,055       0.1%
    Bharti Infratel, Ltd.                     56,897    269,005       0.0%
    Biocon, Ltd.                              61,119    607,570       0.0%
    Birla Corp., Ltd.                          9,430    107,822       0.0%
    Bliss Gvs Pharma, Ltd.                    17,529     52,051       0.0%
    Blue Dart Express, Ltd.                      884     48,201       0.0%
    Blue Star, Ltd.                            4,964     59,502       0.0%
    Bodal Chemicals, Ltd.                     16,735     29,536       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.   36,114    166,364       0.0%
*   Bombay Rayon Fashions, Ltd.                5,292      1,825       0.0%
    Bosch, Ltd.                                  259     75,086       0.0%
    Brigade Enterprises, Ltd.                 11,841     49,370       0.0%
    Britannia Industries, Ltd.                 2,752    227,023       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                     SHARES  VALUE++  OF NET ASSETS**
                                                     ------- -------- ---------------
INDIA -- (Continued)
    Cadila Healthcare, Ltd.                           41,130 $253,896       0.0%
    Can Fin Homes, Ltd.                               18,930  119,244       0.0%
    Canara Bank                                       48,751  192,892       0.0%
    Capital First, Ltd.                                5,409   51,850       0.0%
    Caplin Point Laboratories, Ltd.                    5,302   47,304       0.0%
    Carborundum Universal, Ltd.                       13,135   75,083       0.0%
    Care Ratings, Ltd.                                 4,698   89,352       0.0%
    Castrol India, Ltd.                               26,328   76,653       0.0%
    CCL Products India, Ltd.                          19,951   93,442       0.0%
    Ceat, Ltd.                                         8,263  195,900       0.0%
    Century Plyboards India, Ltd.                     14,339   69,699       0.0%
    Century Textiles & Industries, Ltd.               10,036  188,892       0.0%
    Cera Sanitaryware, Ltd.                            1,180   55,722       0.0%
    CESC, Ltd.                                        16,500  262,057       0.0%
*   CG Power and Industrial Solutions, Ltd.          145,128  181,419       0.0%
    Chambal Fertilizers & Chemicals, Ltd.             50,908  147,889       0.0%
    Chennai Petroleum Corp., Ltd.                     11,326   54,048       0.0%
    Chennai Super Kings Cricket, Ltd.                 65,357      413       0.0%
    Cholamandalam Investment and Finance Co., Ltd.    15,045  389,813       0.0%
    Cipla, Ltd.                                       55,878  505,435       0.0%
    City Union Bank, Ltd.                             62,832  172,836       0.0%
    Clariant Chemicals India, Ltd.                     2,206   17,799       0.0%
    Coal India, Ltd.                                  14,698   62,337       0.0%
*   Coffee Day Enterprises, Ltd.                       6,301   32,563       0.0%
    Colgate-Palmolive India, Ltd.                      9,498  159,321       0.0%
    Container Corp. Of India, Ltd.                     9,568  188,112       0.0%
    Coromandel International, Ltd.                    34,797  244,272       0.0%
*   Corp. Bank                                        47,980   21,524       0.0%
    Cox & Kings, Ltd.                                 34,606  113,064       0.0%
    CRISIL, Ltd.                                       3,842  108,443       0.0%
    Crompton Greaves Consumer Electricals, Ltd.      110,253  386,296       0.0%
    Cummins India, Ltd.                                9,452  108,934       0.0%
    Cyient, Ltd.                                       9,584  108,730       0.0%
    Dabur India, Ltd.                                 35,944  199,253       0.0%
    Dalmia Bharat Sugar & Industries, Ltd.             6,961    6,755       0.0%
    Dalmia Bharat, Ltd.                                8,220  375,272       0.0%
*   DB Corp., Ltd.                                    10,796   48,521       0.0%
*   DB Realty, Ltd.                                   37,981   36,265       0.0%
    DCB Bank, Ltd.                                    84,118  244,606       0.0%
    DCM Shriram, Ltd.                                 15,699   77,715       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.   13,545   71,481       0.0%
    Deepak Nitrite, Ltd.                               5,702   22,937       0.0%
    Delta Corp., Ltd.                                 30,239  121,184       0.0%
*   DEN Networks, Ltd.                                13,012   20,024       0.0%
*   Dena Bank                                         73,169   21,304       0.0%
    Dewan Housing Finance Corp., Ltd.                 71,561  682,576       0.0%
    Dhampur Sugar Mills, Ltd.                         12,251   17,490       0.0%
    Dhanuka Agritech, Ltd.                             3,768   33,250       0.0%
    Dilip Buildcon, Ltd.                              14,499  250,727       0.0%
*   Dish TV India, Ltd.                               76,802   86,359       0.0%
*   Dishman Carbogen Amcis, Ltd.                      14,314   80,738       0.0%
    Divi's Laboratories, Ltd.                         28,775  515,612       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
INDIA -- (Continued)
    DLF, Ltd.                                   91,951 $304,541       0.0%
    Dr Lal PathLabs, Ltd.                          751    9,516       0.0%
    Dr Reddy's Laboratories, Ltd. ADR           12,143  392,340       0.0%
*   Dredging Corp. Of India, Ltd.                4,639   43,068       0.0%
    Dwarikesh Sugar Industries, Ltd.            24,401    9,321       0.0%
*   Dynamatic Technologies, Ltd.                 1,070   29,639       0.0%
    eClerx Services, Ltd.                        8,623  171,135       0.0%
    Eicher Motors, Ltd.                          2,071  963,174       0.1%
    EID Parry India, Ltd.                       23,942   98,294       0.0%
    EIH, Ltd.                                   28,044   73,156       0.0%
    Electrosteel Castings, Ltd.                 29,267   12,839       0.0%
    Elgi Equipments, Ltd.                        6,798   28,805       0.0%
    Emami, Ltd.                                  4,358   72,670       0.0%
    Endurance Technologies, Ltd.                 2,826   53,671       0.0%
    Engineers India, Ltd.                       57,102  135,054       0.0%
*   Eros International Media, Ltd.              10,555   27,526       0.0%
    Escorts, Ltd.                               23,174  346,876       0.0%
    Essel Propack, Ltd.                         19,045   76,217       0.0%
*   Eveready Industries India, Ltd.             10,377   48,712       0.0%
    Exide Industries, Ltd.                      88,368  326,578       0.0%
    FDC, Ltd.                                   14,592   54,722       0.0%
    Federal Bank, Ltd.                         377,941  554,581       0.0%
*   Federal-Mogul Goetze India, Ltd.             1,631   11,643       0.0%
    FIEM Industries, Ltd.                        2,558   35,423       0.0%
    Finolex Cables, Ltd.                        19,393  201,802       0.0%
    Finolex Industries, Ltd.                    15,310  149,904       0.0%
*   Firstsource Solutions, Ltd.                 78,398   74,324       0.0%
*   Fortis Healthcare, Ltd.                    117,479  265,101       0.0%
    Future Enterprises, Ltd.                    30,613   17,472       0.0%
    Future Lifestyle Fashions, Ltd.              1,838   11,927       0.0%
*   Future Retail, Ltd.                         41,879  377,706       0.0%
    Gabriel India, Ltd.                         19,798   45,374       0.0%
    GAIL India, Ltd.                           108,565  528,276       0.0%
    Garware Wall Ropes, Ltd.                     1,870   27,396       0.0%
    Gateway Distriparks, Ltd.                   23,895   60,204       0.0%
    Gati, Ltd.                                  16,078   29,095       0.0%
*   Gayatri Highways, Ltd.                      23,512    2,572       0.0%
*   Gayatri Projects, Ltd.                      23,512   71,977       0.0%
    GE T&D India, Ltd.                           5,381   30,404       0.0%
    Geojit Financial Services, Ltd.             10,881   16,695       0.0%
    GHCL, Ltd.                                  19,423   79,956       0.0%
    GIC Housing Finance, Ltd.                    8,499   55,223       0.0%
    Gillette India, Ltd.                           708   69,220       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.      735   67,383       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.          514   17,999       0.0%
    Glenmark Pharmaceuticals, Ltd.              17,556  149,928       0.0%
    GM Breweries, Ltd.                             665   10,916       0.0%
*   GMR Infrastructure, Ltd.                   764,867  233,426       0.0%
*   Godawari Power and Ispat, Ltd.                 875    7,369       0.0%
    Godfrey Phillips India, Ltd.                 3,450   45,408       0.0%
    Godrej Consumer Products, Ltd.              14,526  242,490       0.0%
    Godrej Industries, Ltd.                     16,321  146,534       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                          SHARES   VALUE++   OF NET ASSETS**
                                                          ------- ---------- ---------------
INDIA -- (Continued)
*   Godrej Properties, Ltd.                                10,739 $  129,074       0.0%
    Granules India, Ltd.                                   27,599     44,765       0.0%
    Graphite India, Ltd.                                   13,582    140,246       0.0%
    Grasim Industries, Ltd.                                49,807    808,584       0.1%
    Great Eastern Shipping Co., Ltd. (The)                 24,793    135,820       0.0%
    Greaves Cotton, Ltd.                                   35,151     65,328       0.0%
    Greenply Industries, Ltd.                              13,035     60,103       0.0%
    Grindwell Norton, Ltd.                                  3,377     26,260       0.0%
    Gruh Finance, Ltd.                                     22,005    222,120       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                      9,984    112,105       0.0%
    Gujarat Ambuja Exports, Ltd.                           10,413     45,110       0.0%
    Gujarat Fluorochemicals, Ltd.                          12,560    159,980       0.0%
    Gujarat Gas, Ltd.                                       7,972    105,381       0.0%
    Gujarat Industries Power Co., Ltd.                     13,913     21,640       0.0%
    Gujarat Mineral Development Corp., Ltd.                40,207     81,259       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.   15,978    113,919       0.0%
    Gujarat Pipavav Port, Ltd.                             45,317     99,422       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.            40,083     80,386       0.0%
    Gujarat State Petronet, Ltd.                           65,874    174,953       0.0%
    Gulf Oil Lubricants India, Ltd.                         2,500     35,147       0.0%
*   GVK Power & Infrastructure, Ltd.                       63,703     14,197       0.0%
*   Hathway Cable & Datacom, Ltd.                          68,907     35,999       0.0%
    Hatsun Agro Products, Ltd.                              3,308     38,715       0.0%
    Havells India, Ltd.                                    29,435    239,918       0.0%
    HCL Technologies, Ltd.                                 76,475  1,203,706       0.1%
    HDFC Bank, Ltd.                                        51,927  1,507,487       0.1%
    HDFC Bank, Ltd. ADR                                     2,000    191,620       0.0%
    HEG, Ltd.                                               2,691    110,998       0.0%
    HeidelbergCement India, Ltd.                           32,536     75,578       0.0%
    Heritage Foods, Ltd.                                    4,050     43,075       0.0%
    Hero Motocorp, Ltd.                                     5,676    316,456       0.0%
    Hexaware Technologies, Ltd.                            47,982    321,607       0.0%
    Hikal, Ltd.                                            10,199     38,813       0.0%
*   Himachal Futuristic Communications, Ltd.              241,925    100,247       0.0%
    Himatsingka Seide, Ltd.                                24,860    143,648       0.0%
    Hindalco Industries, Ltd.                             316,144  1,107,119       0.1%
    Hinduja Global Solutions, Ltd.                          1,337     18,971       0.0%
    Hindustan Media Ventures, Ltd.                          2,936     10,182       0.0%
    Hindustan Petroleum Corp., Ltd.                        66,402    301,815       0.0%
    Hindustan Unilever, Ltd.                               13,829    310,053       0.0%
    Honeywell Automation India, Ltd.                          588    167,560       0.0%
*   Hotel Leela Venture, Ltd.                              37,363     10,157       0.0%
*   Housing Development & Infrastructure, Ltd.            146,987     72,518       0.0%
    Housing Development Finance Corp., Ltd.                35,128    987,763       0.1%
    HSIL, Ltd.                                             13,542     76,587       0.0%
    I G Petrochemicals, Ltd.                                  786      8,957       0.0%
    ICICI Bank, Ltd.                                       50,380    214,686       0.0%
    ICICI Bank, Ltd. Sponsored ADR                         97,108    826,389       0.1%
    ICICI Prudential Life Insurance Co., Ltd.               3,016     19,208       0.0%
*   IDBI Bank, Ltd.                                       221,811    218,358       0.0%
*   Idea Cellular, Ltd.                                   765,591    791,010       0.0%
    IDFC Bank, Ltd.                                       212,515    152,907       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
  INDIA -- (Continued)
      IDFC, Ltd.                            262,002 $  227,859       0.0%
  *   IFB Industries, Ltd.                    1,731     31,683       0.0%
  *   IFCI, Ltd.                            304,825     90,353       0.0%
      IIFL Holdings, Ltd.                    67,491    773,197       0.0%
  *   IL&FS Transportation Networks, Ltd.    35,448     33,575       0.0%
      India Cements, Ltd. (The)              82,812    181,325       0.0%
      India Glycols, Ltd.                     2,704     24,175       0.0%
      Indiabulls Housing Finance, Ltd.       80,939  1,578,110       0.1%
  *   Indiabulls Real Estate, Ltd.           58,245    185,934       0.0%
      Indiabulls Ventures, Ltd.(B2QP4C2)     10,382     74,678       0.0%
  *   Indiabulls Ventures, Ltd.(BD0N708)      1,946      8,749       0.0%
      Indian Bank                            37,162    178,536       0.0%
      Indian Hotels Co., Ltd. (The)          80,106    176,303       0.0%
      Indian Hume Pipe Co., Ltd.              4,791     24,729       0.0%
      Indian Metals & Ferro Alloys, Ltd.        924      6,569       0.0%
      Indian Oil Corp., Ltd.                107,240    259,265       0.0%
  *   Indian Overseas Bank                  175,339     48,101       0.0%
      Indo Count Industries, Ltd.            20,679     28,958       0.0%
      Indoco Remedies, Ltd.                   4,041     12,170       0.0%
      Indraprastha Gas, Ltd.                 51,880    222,364       0.0%
      IndusInd Bank, Ltd.                     6,438    182,260       0.0%
      Infosys, Ltd.                         229,550  4,115,607       0.1%
      Infosys, Ltd. Sponsored ADR            11,240    198,611       0.0%
      Ingersoll-Rand India, Ltd.              4,075     41,408       0.0%
  *   Inox Leisure, Ltd.                     24,804    102,018       0.0%
  *   Intellect Design Arena, Ltd.           15,315     45,314       0.0%
  *   International Paper APPM, Ltd.          2,357     11,688       0.0%
      Ipca Laboratories, Ltd.                 9,259    104,260       0.0%
      IRB Infrastructure Developers, Ltd.    48,779    203,591       0.0%
      ITC, Ltd.                             152,875    644,875       0.0%
      ITD Cementation India, Ltd.            11,942     29,567       0.0%
      J Kumar Infraprojects, Ltd.            13,503     57,003       0.0%
      Jagran Prakashan, Ltd.                 35,220     89,552       0.0%
      Jain Irrigation Systems, Ltd.         145,952    253,570       0.0%
  *   Jaiprakash Associates, Ltd.           687,877    201,380       0.0%
  *   Jaiprakash Power Ventures, Ltd.       482,655     26,954       0.0%
  *   Jammu & Kashmir Bank, Ltd. (The)       85,852     72,636       0.0%
      Jamna Auto Industries, Ltd.            34,285     49,847       0.0%
  *   Jaypee Infratech, Ltd.                142,082     10,976       0.0%
      JB Chemicals & Pharmaceuticals, Ltd.    7,449     35,675       0.0%
      JBF Industries, Ltd.                   13,990     21,480       0.0%
  *   Jet Airways India, Ltd.                 5,097     48,775       0.0%
      Jindal Poly Films, Ltd.                 3,631     16,652       0.0%
      Jindal Saw, Ltd.                       62,028    114,627       0.0%
  *   Jindal Stainless Hisar, Ltd.           23,161     64,157       0.0%
  *   Jindal Stainless, Ltd.                 22,220     30,509       0.0%
  *   Jindal Steel & Power, Ltd.            129,450    483,303       0.0%
  *   JITF Infralogistics, Ltd.               4,986      2,671       0.0%
      JK Cement, Ltd.                         8,088    121,149       0.0%
      JK Lakshmi Cement, Ltd.                 4,965     30,316       0.0%
      JK Paper, Ltd.                         21,301     44,887       0.0%
      JK Tyre & Industries, Ltd.             29,960     69,838       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
INDIA -- (Continued)
    JM Financial, Ltd.                                      97,808 $  204,687       0.0%
    Johnson Controls-Hitachi Air Conditioning India, Ltd.    1,603     61,808       0.0%
    JSW Energy, Ltd.                                       203,938    259,264       0.0%
    JSW Steel, Ltd.                                        397,413  1,927,802       0.1%
    JTEKT India, Ltd.                                        4,135      6,978       0.0%
    Jubilant Foodworks, Ltd.                                 8,703    330,259       0.0%
    Jubilant Life Sciences, Ltd.                            36,876    486,478       0.0%
*   Just Dial, Ltd.                                         17,550    116,175       0.0%
    Jyothy Laboratories, Ltd.                                8,967     48,506       0.0%
    Kajaria Ceramics, Ltd.                                  18,206    148,864       0.0%
    Kalpataru Power Transmission, Ltd.                      24,528    179,257       0.0%
    Kalyani Steels, Ltd.                                     8,223     39,189       0.0%
    Kansai Nerolac Paints, Ltd.                              7,181     53,566       0.0%
    Karnataka Bank, Ltd. (The)                              67,981    124,485       0.0%
    Karur Vysya Bank, Ltd. (The)                           112,038    182,721       0.0%
    Kaveri Seed Co., Ltd.                                    6,663     53,011       0.0%
    KCP, Ltd.                                               19,778     39,859       0.0%
    KEC International, Ltd.                                 36,898    224,352       0.0%
    KEI Industries, Ltd.                                    13,865     90,593       0.0%
    Kirloskar Brothers, Ltd.                                11,621     49,729       0.0%
    Kitex Garments, Ltd.                                     9,492     33,632       0.0%
    KNR Constructions, Ltd.                                 11,818     57,169       0.0%
    Kolte-Patil Developers, Ltd.                             8,231     40,025       0.0%
    Kotak Mahindra Bank, Ltd.                               21,270    385,483       0.0%
    KPIT Technologies, Ltd.                                 55,541    213,447       0.0%
    KPR Mill, Ltd.                                           5,423     57,098       0.0%
    KRBL, Ltd.                                              22,196    148,444       0.0%
    KSB Pumps, Ltd.                                          1,172     14,430       0.0%
    Kwality, Ltd.                                           27,994     20,338       0.0%
    L&T Finance Holdings, Ltd.                             188,906    487,281       0.0%
    Lakshmi Machine Works, Ltd.                                669     84,482       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                          31,676     42,955       0.0%
    Larsen & Toubro Infotech, Ltd.                           1,192     27,906       0.0%
    Larsen & Toubro, Ltd.                                   64,466  1,351,477       0.1%
    LEEL Electricals, Ltd.                                   4,387     15,104       0.0%
    LG Balakrishnan & Bros, Ltd.                             1,362     26,604       0.0%
    LIC Housing Finance, Ltd.                              119,419    974,597       0.1%
    Linde India, Ltd.                                        5,728     38,485       0.0%
    LT Foods, Ltd.                                          41,893     56,573       0.0%
    Lupin, Ltd.                                             12,300    148,852       0.0%
    Mahindra & Mahindra Financial Services, Ltd.            73,854    580,706       0.0%
    Mahindra & Mahindra, Ltd.                              101,252  1,319,389       0.1%
    Mahindra & Mahindra, Ltd. Sponsored GDR                 24,544    320,791       0.0%
*   Mahindra CIE Automotive, Ltd.                           13,377     50,328       0.0%
    Mahindra Holidays & Resorts India, Ltd.                 17,870     87,382       0.0%
    Mahindra Lifespace Developers, Ltd.                      6,749     47,102       0.0%
    Man Infraconstruction, Ltd.                             22,903     18,038       0.0%
    Manappuram Finance, Ltd.                               238,408    434,022       0.0%
    Mangalore Refinery & Petrochemicals, Ltd.               63,805    103,353       0.0%
    Marico, Ltd.                                            44,813    222,967       0.0%
    Marksans Pharma, Ltd.                                   69,107     34,336       0.0%
    Maruti Suzuki India, Ltd.                                7,420    975,713       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
 INDIA -- (Continued)
     Mastek, Ltd.                                  349 $  2,937       0.0%
 *   Max Financial Services, Ltd.                7,348   56,956       0.0%
 *   MAX India, Ltd.                            26,905   31,911       0.0%
     Mayur Uniquoters, Ltd.                      5,050   37,464       0.0%
     McLeod Russel India, Ltd.                  24,846   57,772       0.0%
     Meghmani Organics, Ltd.                    40,612   62,544       0.0%
     Mercator, Ltd.                             59,332   26,043       0.0%
     Merck, Ltd.                                 2,147   67,934       0.0%
     Minda Corp., Ltd.                          20,009   55,092       0.0%
     Minda Industries, Ltd.                      4,068   67,606       0.0%
     MindTree, Ltd.                             48,939  791,581       0.1%
     Mirza International, Ltd.                  11,206   22,899       0.0%
     Monsanto India, Ltd.                           98    3,934       0.0%
     Motherson Sumi Systems, Ltd.               66,076  348,462       0.0%
     Motilal Oswal Financial Services, Ltd.      6,733   98,524       0.0%
     Mphasis, Ltd.                              19,009  299,702       0.0%
     MRF, Ltd.                                     486  579,517       0.0%
     Muthoot Finance, Ltd.                      35,816  240,118       0.0%
 *   Nagarjuna Fertilizers & Chemicals, Ltd.    69,051   17,804       0.0%
     Natco Pharma, Ltd.                         21,420  258,654       0.0%
     National Aluminium Co., Ltd.              193,656  230,767       0.0%
     Nava Bharat Ventures, Ltd.                 27,373   60,796       0.0%
     Navin Fluorine International, Ltd.          3,575   41,073       0.0%
 *   Navkar Corp., Ltd.                          7,149   18,817       0.0%
     Navneet Education, Ltd.                    30,124   65,943       0.0%
     NCC, Ltd.                                 176,492  350,261       0.0%
     NESCO, Ltd.                                 8,739   76,626       0.0%
     Nestle India, Ltd.                          1,420  199,780       0.0%
 *   Neuland Laboratories, Ltd.                    504    5,357       0.0%
     NHPC, Ltd.                                168,062   71,729       0.0%
     NIIT Technologies, Ltd.                    14,991  258,234       0.0%
 *   NIIT, Ltd.                                 12,821   22,111       0.0%
     Nilkamal, Ltd.                              1,989   50,785       0.0%
     NLC India, Ltd.                            60,110   79,606       0.0%
     NOCIL, Ltd.                                25,360   82,258       0.0%
     NRB Bearings, Ltd.                         11,808   30,486       0.0%
     NTPC, Ltd.                                 82,106  211,246       0.0%
     Oberoi Realty, Ltd.                        25,372  207,989       0.0%
     OCL India, Ltd.                             4,153   87,604       0.0%
     Oil & Natural Gas Corp., Ltd.              36,429   98,358       0.0%
     Oil India, Ltd.                            38,862  135,092       0.0%
     Omaxe, Ltd.                                14,260   47,403       0.0%
 *   Oracle Financial Services Software, Ltd.    2,808  179,390       0.0%
     Orient Cement, Ltd.                        13,845   29,426       0.0%
 *   Oriental Bank of Commerce                  43,463   60,906       0.0%
     Page Industries, Ltd.                         620  223,712       0.0%
     Parag Milk Foods, Ltd.                      3,052   13,879       0.0%
 *   Patel Engineering, Ltd.                    20,188   18,898       0.0%
     PC Jeweller, Ltd.                          26,664   56,425       0.0%
     Persistent Systems, Ltd.                   10,343  124,650       0.0%
     Petronet LNG, Ltd.                        113,496  384,539       0.0%
     Pfizer, Ltd.                                2,484   84,635       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------- ---------- ---------------
INDIA -- (Continued)
    Phillips Carbon Black, Ltd.                    23,590 $   91,417       0.0%
    Phoenix Mills, Ltd.                            11,558    107,665       0.0%
    PI Industries, Ltd.                            26,600    341,996       0.0%
    Pidilite Industries, Ltd.                      11,368    183,810       0.0%
    Piramal Enterprises, Ltd.                      10,949    424,699       0.0%
    Power Finance Corp., Ltd.                     264,862    347,906       0.0%
    Power Grid Corp. of India, Ltd.                75,063    233,107       0.0%
    Prabhat Dairy, Ltd.                            11,670     31,088       0.0%
    Praj Industries, Ltd.                          38,085     53,296       0.0%
*   Prakash Industries, Ltd.                       18,220     57,089       0.0%
*   Praxis Home Retail, Ltd.                        2,094      8,910       0.0%
    Prestige Estates Projects, Ltd.                43,808    199,946       0.0%
*   Prime Focus, Ltd.                               5,458      7,822       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.      791    113,125       0.0%
    PTC India Financial Services, Ltd.             51,751     19,539       0.0%
    PTC India, Ltd.                                75,922    104,133       0.0%
*   Punjab & Sind Bank                             15,909      8,494       0.0%
*   Punjab National Bank                           98,742    140,622       0.0%
    Puravankara, Ltd.                               6,796     16,072       0.0%
    PVR, Ltd.                                      10,800    232,529       0.0%
    Radico Khaitan, Ltd.                           19,617    122,133       0.0%
    Rain Commodities, Ltd.                         51,180    242,408       0.0%
    Rajesh Exports, Ltd.                           26,295    267,111       0.0%
    Rallis India, Ltd.                             21,200     70,143       0.0%
    Ramco Cements, Ltd. (The)                      25,138    310,336       0.0%
    Ramkrishna Forgings, Ltd.                       2,151     26,795       0.0%
*   Ramky Infrastructure, Ltd.                      9,315     27,983       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.        39,060     46,995       0.0%
*   RattanIndia Power, Ltd.                       305,973     23,264       0.0%
    Raymond, Ltd.                                  13,999    233,338       0.0%
    RBL Bank, Ltd.                                  5,284     41,531       0.0%
    Redington India, Ltd.                          79,595    163,911       0.0%
*   Relaxo Footwears, Ltd.                          3,596     37,236       0.0%
*   Reliance Communications, Ltd.                 403,088     91,428       0.0%
    Reliance Industries, Ltd.                     188,418  2,708,379       0.1%
    Reliance Industries, Ltd. GDR(759470107)       19,167    553,926       0.0%
    Reliance Industries, Ltd. GDR(B16CYP903)       18,710    538,363       0.0%
    Reliance Infrastructure, Ltd.                  31,989    214,446       0.0%
*   Reliance Naval and Engineering, Ltd.           41,874     11,322       0.0%
*   Reliance Power, Ltd.                          225,835    124,348       0.0%
    Repco Home Finance, Ltd.                       12,576    120,457       0.0%
    Rico Auto Industries, Ltd.                     18,607     21,720       0.0%
*   Rolta India, Ltd.                              34,772     32,104       0.0%
    Rural Electrification Corp., Ltd.             373,487    710,914       0.0%
    Sadbhav Engineering, Ltd.                      17,187     98,473       0.0%
    Sangam India, Ltd.                              2,880      5,512       0.0%
    Sanghvi Movers, Ltd.                            6,071     18,826       0.0%
    Sanofi India, Ltd.                              2,222    160,954       0.0%
    Schaeffler India, Ltd.                          1,115     89,947       0.0%
    SH Kelkar & Co., Ltd.                           2,220      8,066       0.0%
    Sharda Cropchem, Ltd.                           6,833     41,235       0.0%
    Sharda Motor Industries, Ltd.                     272      7,799       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
  INDIA -- (Continued)
      Shilpa Medicare, Ltd.                    3,332 $ 23,394       0.0%
  *   Shipping Corp. of India, Ltd.           48,621   54,192       0.0%
      Shree Cement, Ltd.                       1,212  306,965       0.0%
      Shriram City Union Finance, Ltd.         2,270   82,001       0.0%
      Shriram Transport Finance Co., Ltd.     31,868  765,569       0.0%
      Siemens, Ltd.                            1,769   29,749       0.0%
      Simplex Infrastructures, Ltd.            3,825   34,578       0.0%
      Sintex Industries, Ltd.                132,335   35,073       0.0%
  *   Sintex Plastics Technology, Ltd.       132,335  106,097       0.0%
      Siyaram Silk Mills, Ltd.                 3,878   39,704       0.0%
      SJVN, Ltd.                             125,843   62,437       0.0%
      SKF India, Ltd.                          3,506   98,859       0.0%
      Skipper, Ltd.                            9,232   29,688       0.0%
      SML ISUZU, Ltd.                          2,162   28,769       0.0%
      Sobha, Ltd.                             18,584  152,279       0.0%
      Solar Industries India, Ltd.             3,014   48,074       0.0%
  *   Solara Active Pharma Sciences, Ltd.      2,772    4,814       0.0%
      Somany Ceramics, Ltd.                    3,721   31,441       0.0%
      Sonata Software, Ltd.                   19,115  102,947       0.0%
      South Indian Bank, Ltd. (The)          430,148  169,529       0.0%
      SREI Infrastructure Finance, Ltd.       85,602  109,208       0.0%
      SRF, Ltd.                                8,369  298,199       0.0%
      Srikalahasthi Pipes, Ltd.                2,107   10,888       0.0%
  *   Star Cement, Ltd.                        8,363   16,413       0.0%
      State Bank of India                     92,382  339,274       0.0%
      State Bank of India GDR(513109900)         226    8,312       0.0%
      State Bank of India GDR(856552203)         490   18,056       0.0%
  *   Steel Authority of India, Ltd.         115,173  132,732       0.0%
      Sterlite Technologies, Ltd.             45,756  239,856       0.0%
      Strides Arcolab, Ltd.                   16,632  158,734       0.0%
      Subros, Ltd.                             7,463   36,215       0.0%
      Sudarshan Chemical Industries, Ltd.      7,007   60,065       0.0%
      Sun Pharmaceutical Industries, Ltd.     70,058  552,785       0.0%
      Sun TV Network, Ltd.                    39,645  520,255       0.0%
      Sundaram-Clayton, Ltd.                     288   21,726       0.0%
      Sundram Fasteners, Ltd.                 24,211  215,582       0.0%
      Sunteck Realty, Ltd.                    16,128  102,913       0.0%
      Suprajit Engineering, Ltd.              13,780   57,304       0.0%
      Supreme Industries, Ltd.                13,945  287,925       0.0%
      Supreme Petrochem, Ltd.                 17,029   78,887       0.0%
      Surya Roshni, Ltd.                      10,195   64,402       0.0%
      Sutlej Textiles and Industries, Ltd.     8,019    8,506       0.0%
      Suven Life Sciences, Ltd.                6,664   17,833       0.0%
  *   Suzlon Energy, Ltd.                    677,828  109,493       0.0%
      Swaraj Engines, Ltd.                     1,454   46,044       0.0%
      Symphony, Ltd.                           3,302   89,670       0.0%
  *   Syndicate Bank                          92,012   75,584       0.0%
      Syngene International, Ltd.              4,998   46,497       0.0%
      TAKE Solutions, Ltd.                    15,100   48,537       0.0%
      Talwalkars Better Value Fitness, Ltd.    3,971    2,981       0.0%
      Tamil Nadu Newsprint & Papers, Ltd.     12,488   65,803       0.0%
      Tata Chemicals, Ltd.                    27,797  317,259       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
INDIA -- (Continued)
    Tata Communications, Ltd.                 12,550 $  116,378       0.0%
    Tata Consultancy Services, Ltd.           22,833  1,204,208       0.1%
    Tata Elxsi, Ltd.                           9,456    174,809       0.0%
    Tata Global Beverages, Ltd.              136,535    606,629       0.0%
    Tata Metaliks, Ltd.                        1,553     19,165       0.0%
*   Tata Motors, Ltd.                        196,497    994,301       0.1%
    Tata Power Co., Ltd. (The)               271,470    355,962       0.0%
    Tata Steel, Ltd.(6101156)                146,380  1,296,386       0.1%
*   Tata Steel, Ltd.(BD3NJK9)                  9,189     21,892       0.0%
*   Tata Teleservices Maharashtra, Ltd.      202,759     16,968       0.0%
    TCI Express, Ltd.                          3,908     30,892       0.0%
    Tech Mahindra, Ltd.                      173,871  1,736,013       0.1%
*   Techno Electric & Engineering Co., Ltd.   14,598     75,005       0.0%
    Texmaco Rail & Engineering, Ltd.          12,086     15,236       0.0%
    Thermax, Ltd.                              5,973    100,802       0.0%
    Thirumalai Chemicals, Ltd.                 1,807     59,141       0.0%
    Thomas Cook India, Ltd.                   12,185     53,230       0.0%
    TI Financial Holdings, Ltd.               22,665    247,437       0.0%
    Tide Water Oil Co India, Ltd.                138     13,190       0.0%
    Time Technoplast, Ltd.                    45,379    108,063       0.0%
    Timken India, Ltd.                         5,879     60,383       0.0%
    Tinplate Co. of India, Ltd. (The)          6,361     21,863       0.0%
    Titagarh Wagons, Ltd.                     15,510     26,988       0.0%
    Titan Co., Ltd.                           17,242    252,694       0.0%
    Torrent Pharmaceuticals, Ltd.              8,466    179,963       0.0%
    Torrent Power, Ltd.                       29,991    110,248       0.0%
    Transport Corp. of India, Ltd.            11,637     50,856       0.0%
    Trent, Ltd.                                6,550     34,590       0.0%
    Trident, Ltd.                             39,676     40,611       0.0%
    Triveni Engineering & Industries, Ltd.    30,673     18,568       0.0%
    Triveni Turbine, Ltd.                     34,817     51,901       0.0%
    TTK Prestige, Ltd.                           355     33,037       0.0%
    Tube Investments of India, Ltd.           22,665     79,243       0.0%
    TV Today Network, Ltd.                     7,721     55,342       0.0%
*   TV18 Broadcast, Ltd.                     190,935    181,865       0.0%
    TVS Motor Co., Ltd.                       34,636    345,389       0.0%
    TVS Srichakra, Ltd.                          579     31,927       0.0%
*   UCO Bank                                 163,070     47,820       0.0%
    Uflex, Ltd.                               15,054     76,009       0.0%
    UFO Moviez India, Ltd.                     5,376     31,417       0.0%
    Ultratech Cement, Ltd.                     4,462    273,368       0.0%
    Unichem Laboratories, Ltd.                12,637     52,998       0.0%
*   Union Bank of India                       74,597    105,818       0.0%
*   Unitech, Ltd.                            958,605     82,684       0.0%
    United Breweries, Ltd.                     6,518    116,498       0.0%
*   United Spirits, Ltd.                       5,422    294,179       0.0%
    UPL, Ltd.                                 86,868    949,450       0.1%
    V-Guard Industries, Ltd.                  24,622     88,123       0.0%
    V-Mart Retail, Ltd.                          800     24,804       0.0%
    VA Tech Wabag, Ltd.                       11,864     89,942       0.0%
*   Vaibhav Global, Ltd.                         918      9,850       0.0%
    Vakrangee, Ltd.                           74,772    111,559       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                          --------- ------------ ---------------
INDIA -- (Continued)
    Vardhman Textiles, Ltd.                                   6,586 $    120,836       0.0%
    Vedanta, Ltd.                                           239,791    1,064,563       0.1%
    Vedanta, Ltd. ADR                                        28,241      500,438       0.0%
    Venky's India, Ltd.                                       1,719      100,136       0.0%
    Vesuvius India, Ltd.                                      1,061       21,134       0.0%
    Vijaya Bank                                              99,496       94,830       0.0%
    Vinati Organics, Ltd.                                     5,750       76,645       0.0%
    VIP Industries, Ltd.                                     10,856       67,621       0.0%
    Voltas, Ltd.                                             27,567      263,884       0.0%
*   VRL Logistics, Ltd.                                      11,268       71,371       0.0%
    VST Industries, Ltd.                                        351       16,050       0.0%
    WABCO India, Ltd.                                           446       53,816       0.0%
    Welspun Corp., Ltd.                                      36,901       78,004       0.0%
    Welspun India, Ltd.                                     118,610      101,350       0.0%
    West Coast Paper Mills, Ltd.                              8,293       35,591       0.0%
    Whirlpool of India, Ltd.                                  4,838      114,612       0.0%
    Wipro, Ltd.                                             150,024      622,453       0.0%
*   Wockhardt, Ltd.                                           9,139      113,866       0.0%
    Yes Bank, Ltd.                                          328,095    1,765,869       0.1%
    Zee Entertainment Enterprises, Ltd.                      39,386      347,912       0.0%
    Zee Learn, Ltd.                                          23,196       12,272       0.0%
    Zensar Technologies, Ltd.                                 4,461       85,020       0.0%
                                                                    ------------       ---
TOTAL INDIA                                                          109,233,239       2.9%
                                                                    ------------       ---
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT                         1,935,200      180,856       0.0%
    Adaro Energy Tbk PT                                   6,459,400      845,866       0.1%
    Adhi Karya Persero Tbk PT                               784,987      105,005       0.0%
    Agung Podomoro Land Tbk PT                            2,441,400       37,087       0.0%
    AKR Corporindo Tbk PT                                   257,200       90,061       0.0%
    Alam Sutera Realty Tbk PT                             4,425,100      115,326       0.0%
    Aneka Tambang Tbk PT                                  3,299,420      198,299       0.0%
    Arwana Citramulia Tbk PT                                232,600        5,809       0.0%
    Asahimas Flat Glass Tbk PT                               86,500       31,745       0.0%
    Astra Agro Lestari Tbk PT                               211,589      193,986       0.0%
    Astra International Tbk PT                            2,301,400    1,177,919       0.1%
    Bank Bukopin Tbk                                      1,262,200       38,686       0.0%
    Bank Central Asia Tbk PT                                388,600      614,486       0.0%
    Bank Danamon Indonesia Tbk PT                           822,263      391,958       0.0%
    Bank Mandiri Persero Tbk PT                           1,237,418      626,819       0.0%
    Bank Negara Indonesia Persero Tbk PT                  1,084,320      624,260       0.0%
*   Bank Pan Indonesia Tbk PT                             1,316,000       89,276       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT    894,500      132,369       0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT             1,178,900       60,436       0.0%
*   Bank Permata Tbk PT                                   1,083,325       43,163       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                  5,672,000    1,307,784       0.1%
    Bank Tabungan Negara Persero Tbk PT                   1,893,441      421,968       0.0%
    Bank Tabungan Pensiunan Nasional Tbk PT                  54,000       11,326       0.0%
*   Barito Pacific Tbk PT                                 2,491,000      440,455       0.0%
*   Bayan Resources Tbk PT                                   16,000       12,645       0.0%
    Bekasi Fajar Industrial Estate Tbk PT                 2,056,600       39,208       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                    SHARES   VALUE++  OF NET ASSETS**
                                                  ---------- -------- ---------------
INDONESIA -- (Continued)
*   Benakat Integra Tbk PT                         3,406,400 $ 17,565       0.0%
    BISI International Tbk PT                        468,500   64,261       0.0%
    Bukit Asam Tbk PT                              1,560,500  360,765       0.0%
    Bumi Serpong Damai Tbk PT                      2,092,800  252,715       0.0%
*   Bumi Teknokultura Unggul Tbk PT                2,300,800   22,363       0.0%
    Charoen Pokphand Indonesia Tbk PT              1,011,100  266,553       0.0%
    Ciputra Development Tbk PT                     4,791,071  376,880       0.0%
*   Citra Marga Nusaphala Persada Tbk PT             517,167   51,965       0.0%
*   Delta Dunia Makmur Tbk PT                      4,476,500  277,413       0.0%
*   Eagle High Plantations Tbk PT                  4,587,600   82,051       0.0%
    Elnusa Tbk PT                                  1,814,900   54,893       0.0%
*   Energi Mega Persada Tbk PT                       550,700    8,195       0.0%
    Erajaya Swasembada Tbk PT                        382,200   46,819       0.0%
    Gajah Tunggal Tbk PT                             689,200   40,237       0.0%
*   Garuda Indonesia Persero Tbk PT                1,784,500   36,658       0.0%
    Global Mediacom Tbk PT                         3,121,900  129,687       0.0%
    Gudang Garam Tbk PT                               50,400  250,381       0.0%
*   Hanson International Tbk PT                   16,859,600  170,118       0.0%
*   Holcim Indonesia Tbk PT                          435,500   25,016       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT             980,300  925,529       0.1%
*   Indika Energy Tbk PT                             809,600  196,773       0.0%
    Indo Tambangraya Megah Tbk PT                    155,500  263,518       0.0%
    Indocement Tunggal Prakarsa Tbk PT               153,500  194,256       0.0%
    Indofood CBP Sukses Makmur Tbk PT                102,500   63,679       0.0%
    Indofood Sukses Makmur Tbk PT                  1,242,500  621,213       0.0%
    Indosat Tbk PT                                   183,950   49,857       0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT     308,700   18,076       0.0%
    Inovisi Infracom Tbk PT                            7,778        2       0.0%
*   Inti Agri Resources Tbk PT                       473,600    7,132       0.0%
    Intiland Development Tbk PT                    2,790,300   61,750       0.0%
    Japfa Comfeed Indonesia Tbk PT                 2,168,300  234,838       0.0%
    Jasa Marga Persero Tbk PT                        255,626   79,912       0.0%
    Kalbe Farma Tbk PT                             2,130,000  229,943       0.0%
    Kawasan Industri Jababeka Tbk PT               5,953,389  105,104       0.0%
    KMI Wire & Cable Tbk PT                          964,700   30,313       0.0%
*   Krakatau Steel Persero Tbk PT                  1,620,437   51,100       0.0%
*   Kresna Graha Investama Tbk PT                  3,495,700  164,552       0.0%
    Link Net Tbk PT                                  210,000   81,797       0.0%
*   Lippo Cikarang Tbk PT                            220,300   36,506       0.0%
    Lippo Karawaci Tbk PT                          6,010,450  191,982       0.0%
    Malindo Feedmill Tbk PT                          371,200   20,789       0.0%
    Matahari Department Store Tbk PT                 357,000  264,331       0.0%
*   Matahari Putra Prima Tbk PT                      267,600    6,531       0.0%
    Mayora Indah Tbk PT                            3,120,825  661,094       0.1%
*   Medco Energi Internasional Tbk PT              3,664,667  314,956       0.0%
    Media Nusantara Citra Tbk PT                   1,855,700  175,561       0.0%
    Mitra Adiperkasa Tbk PT                          378,300  224,287       0.0%
    Mitra Keluarga Karyasehat Tbk PT                 420,900   58,162       0.0%
    Mitra Pinasthika Mustika Tbk PT                  258,100   21,338       0.0%
*   MNC Investama Tbk PT                           9,936,200   73,864       0.0%
    Modernland Realty Tbk PT                       2,774,000   70,668       0.0%
    Multipolar Tbk PT                              5,121,500   45,149       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
INDONESIA -- (Continued)
    Nippon Indosari Corpindo Tbk PT                          323,700 $    29,283       0.0%
*   Nirvana Development Tbk PT                               911,900       5,940       0.0%
    Nusantara Infrastructure Tbk PT                        3,043,000      42,805       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                         313,000     230,608       0.0%
    Pakuwon Jati Tbk PT                                    3,888,700     164,374       0.0%
    Pan Brothers Tbk PT                                    1,291,500      42,608       0.0%
*   Panin Financial Tbk PT                                 6,138,100     103,702       0.0%
    Perusahaan Gas Negara Persero Tbk                      1,331,000     188,408       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT  1,347,700     121,876       0.0%
    PP Persero Tbk PT                                      1,028,754     178,565       0.0%
    Ramayana Lestari Sentosa Tbk PT                        1,460,024     149,001       0.0%
    Salim Ivomas Pratama Tbk PT                            1,950,400      79,032       0.0%
    Sawit Sumbermas Sarana Tbk PT                          1,139,000     107,168       0.0%
*   Sekawan Intipratama Tbk PT                             1,471,800       8,463       0.0%
    Semen Baturaja Persero Tbk PT                            772,600     232,632       0.0%
    Semen Indonesia Persero Tbk PT                           711,700     491,560       0.0%
*   Sentul City Tbk PT                                     9,187,800     122,611       0.0%
*   Siloam International Hospitals Tbk PT                     36,231      18,243       0.0%
    Sri Rejeki Isman Tbk PT                                3,898,800      95,548       0.0%
    Summarecon Agung Tbk PT                                3,131,000     202,576       0.0%
    Surya Citra Media Tbk PT                                 307,600      56,304       0.0%
    Surya Semesta Internusa Tbk PT                           812,400      31,062       0.0%
    Telekomunikasi Indonesia Persero Tbk PT                   35,000       9,551       0.0%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR     11,510     313,648       0.0%
    Tempo Scan Pacific Tbk PT                                206,900      23,599       0.0%
*   Tiga Pilar Sejahtera Food Tbk                            839,100      32,714       0.0%
    Timah Tbk PT                                           1,186,656      86,855       0.0%
    Tiphone Mobile Indonesia Tbk PT                          784,500      46,449       0.0%
    Tower Bersama Infrastructure Tbk PT                      421,000     167,673       0.0%
*   Trada Alam Minera Tbk PT                               8,476,900     197,224       0.0%
*   Truba Alam Manunggal Engineering PT                    2,841,000       1,021       0.0%
    Tunas Baru Lampung Tbk PT                                879,500      74,513       0.0%
    Tunas Ridean Tbk PT                                      537,500      52,156       0.0%
    Unilever Indonesia Tbk PT                                 41,600     138,264       0.0%
    United Tractors Tbk PT                                   593,024   1,446,909       0.1%
*   Vale Indonesia Tbk PT                                    977,400     219,757       0.0%
*   Visi Media Asia Tbk PT                                 4,205,000     108,739       0.0%
    Waskita Beton Precast Tbk PT                           2,754,200      79,528       0.0%
    Waskita Karya Persero Tbk PT                           2,266,763     358,075       0.0%
    Wijaya Karya Beton Tbk PT                                415,300      14,180       0.0%
    Wijaya Karya Persero Tbk PT                            1,064,859     120,750       0.0%
*   XL Axiata Tbk PT                                       1,923,600     291,551       0.0%
                                                                     -----------       ---
TOTAL INDONESIA                                                       22,401,420       0.6%
                                                                     -----------       ---
IRELAND -- (0.4%)
    Bank of Ireland Group P.L.C.                             209,253   1,877,292       0.1%
    C&C Group P.L.C.                                         123,102     462,788       0.0%
    CRH P.L.C.                                                 1,971      69,993       0.0%
    CRH P.L.C. Sponsored ADR                                  68,877   2,435,491       0.1%
    Datalex P.L.C.                                             5,347      16,993       0.0%
    FBD Holdings P.L.C.                                        6,284      89,200       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                            ------- ----------- ---------------
IRELAND -- (Continued)
    Glanbia P.L.C.                                           93,270 $ 1,575,357       0.0%
    IFG Group P.L.C.                                         10,052      19,564       0.0%
*   Independent News & Media P.L.C.                          79,753       8,654       0.0%
    Irish Continental Group P.L.C.                           36,972     250,466       0.0%
*   Kenmare Resources P.L.C.                                    385       1,156       0.0%
    Kerry Group P.L.C. Class A                               14,315   1,459,273       0.0%
    Kingspan Group P.L.C.                                    50,750   2,297,397       0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                      14,725   1,457,153       0.0%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                       2,126     209,588       0.0%
*   Permanent TSB Group Holdings P.L.C.                       4,018       8,443       0.0%
    Smurfit Kappa Group P.L.C.                               96,110   4,096,977       0.1%
                                                                    -----------       ---
TOTAL IRELAND                                                        16,335,785       0.4%
                                                                    -----------       ---
ISRAEL -- (0.5%)
*   Africa Israel Properties, Ltd.                            4,516     104,100       0.0%
*   Airport City, Ltd.                                       16,927     193,258       0.0%
    Albaad Massuot Yitzhak, Ltd.                                638       8,401       0.0%
*   Allot Communications, Ltd.                                3,478      17,595       0.0%
    Alrov Properties and Lodgings, Ltd.                       2,406      81,256       0.0%
    Amot Investments, Ltd.                                   31,362     154,558       0.0%
    Arad, Ltd.                                                1,491      13,624       0.0%
*   Arko Holdings, Ltd.                                      50,496      30,019       0.0%
*   AudioCodes, Ltd.                                          3,346      24,009       0.0%
    Avgol Industries 1953, Ltd.                              26,233      26,622       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.   10,744      10,490       0.0%
    Azrieli Group, Ltd.                                       2,901     132,698       0.0%
    Bank Hapoalim BM                                        254,790   1,740,066       0.1%
    Bank Leumi Le-Israel BM                                 392,528   2,315,777       0.1%
    Bayside Land Corp.                                          246     106,744       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.         265,698     335,188       0.0%
    Big Shopping Centers, Ltd.                                1,204      77,298       0.0%
    Blue Square Real Estate, Ltd.                             1,707      61,061       0.0%
*   Brack Capital Properties NV                                 506      56,125       0.0%
    Camtek, Ltd.                                              1,941      13,255       0.0%
*   Cellcom Israel, Ltd.(M2196U109)                          11,977      81,444       0.0%
*   Cellcom Israel, Ltd.(B23WQK8)                            18,319     124,847       0.0%
    Ceragon Networks, Ltd.                                   16,269      42,787       0.0%
*   Clal Biotechnology Industries, Ltd.                      14,222      10,749       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                 8,836     138,262       0.0%
*   Compugen, Ltd.                                            2,287       8,058       0.0%
    Danel Adir Yeoshua, Ltd.                                    755      35,528       0.0%
    Delek Automotive Systems, Ltd.                           14,896     106,832       0.0%
    Delek Group, Ltd.                                         1,624     242,733       0.0%
    Delta-Galil Industries, Ltd.                              5,332     152,538       0.0%
    Direct Insurance Financial Investments, Ltd.              7,542      91,855       0.0%
    El Al Israel Airlines                                   165,971      47,617       0.0%
    Elbit Systems, Ltd.(6308913)                              2,679     308,771       0.0%
    Elbit Systems, Ltd.(2311614)                              1,800     208,116       0.0%
    Electra Consumer Products 1970, Ltd.                      5,785      83,227       0.0%
    Electra, Ltd.                                             1,001     250,990       0.0%
*   Energix-Renewable Energies, Ltd.                         20,253      18,448       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                            SHARES   VALUE++   OF NET ASSETS**
                                                            ------- ---------- ---------------
ISRAEL -- (Continued)
*   Enlight Renewable Energy, Ltd.                           42,876 $   19,682       0.0%
    First International Bank Of Israel, Ltd.                 19,943    411,122       0.0%
    FMS Enterprises Migun, Ltd.                                 917     27,547       0.0%
    Formula Systems 1985, Ltd.                                4,716    162,169       0.0%
    Fox Wizel, Ltd.                                           3,305     57,283       0.0%
    Frutarom Industries, Ltd.                                 8,502    812,727       0.1%
*   Gilat Satellite Networks, Ltd.                           11,636     98,263       0.0%
    Hadera Paper, Ltd.                                          885     59,077       0.0%
    Ham-Let Israel-Canada, Ltd.                               1,158     24,735       0.0%
    Harel Insurance Investments & Financial Services, Ltd.   49,814    361,597       0.0%
    Hilan, Ltd.                                               4,655    101,725       0.0%
    IDI Insurance Co., Ltd.                                   1,892    113,895       0.0%
    IES Holdings, Ltd.                                          436     20,809       0.0%
*   Industrial Buildings Corp., Ltd.                         34,720     44,452       0.0%
    Inrom Construction Industries, Ltd.                      17,661     74,286       0.0%
    Israel Chemicals, Ltd.                                   64,027    286,128       0.0%
*   Israel Discount Bank, Ltd. Class A                      260,709    721,880       0.0%
    Israel Land Development Co., Ltd. (The)                   1,092     11,199       0.0%
*   Jerusalem Oil Exploration                                 5,574    312,976       0.0%
*   Kamada, Ltd.                                              6,921     32,648       0.0%
    Kenon Holdings, Ltd.                                      5,006     77,718       0.0%
    Kerur Holdings, Ltd.                                      1,650     45,575       0.0%
    Klil Industries, Ltd.                                       299     26,958       0.0%
    Matrix IT, Ltd.                                          14,912    164,100       0.0%
    Maytronics, Ltd.                                         10,664     50,876       0.0%
*   Mazor Robotics, Ltd. Sponsored ADR                          641     34,043       0.0%
    Melisron, Ltd.                                            4,702    191,972       0.0%
    Menora Mivtachim Holdings, Ltd.                          10,896    122,022       0.0%
    Migdal Insurance & Financial Holding, Ltd.              167,381    163,930       0.0%
    Mizrahi Tefahot Bank, Ltd.                               53,753    982,452       0.1%
    Naphtha Israel Petroleum Corp., Ltd.                     19,431    121,929       0.0%
    Neto ME Holdings, Ltd.                                      543     47,931       0.0%
*   Nice, Ltd. Sponsored ADR                                  7,239    688,936       0.0%
*   Nova Measuring Instruments, Ltd.                          8,248    218,914       0.0%
    Oil Refineries, Ltd.                                    680,723    294,552       0.0%
*   Partner Communications Co., Ltd.                         68,256    281,131       0.0%
*   Partner Communications Co., Ltd. ADR                      1,600      6,608       0.0%
    Paz Oil Co., Ltd.                                         2,322    340,174       0.0%
*   Phoenix Holdings, Ltd. (The)                             30,121    153,717       0.0%
    Plasson Industries, Ltd.                                  1,457     67,719       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.      2,148     98,149       0.0%
    Scope Metals Group, Ltd.                                  4,129    108,577       0.0%
    Shapir Engineering and Industry, Ltd.                    25,790     82,888       0.0%
    Shikun & Binui, Ltd.                                    115,380    195,545       0.0%
    Shufersal, Ltd.                                          24,933    142,731       0.0%
    Strauss Group, Ltd.                                       9,128    187,792       0.0%
    Summit Real Estate Holdings, Ltd.                         4,268     38,374       0.0%
*   Suny Cellular Communication, Ltd.                        38,947     22,192       0.0%
    Tadiran Holdings, Ltd.                                    1,130     32,079       0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR       67,449  1,212,733       0.1%
*   Tower Semiconductor, Ltd.(6320605)                        4,323    112,729       0.0%
*   Tower Semiconductor, Ltd.(2898173)                       15,804    408,849       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
ISRAEL -- (Continued)
*   Union Bank of Israel                       4,714 $    24,213       0.0%
                                                     -----------       ---
TOTAL ISRAEL                                          17,957,254       0.5%
                                                     -----------       ---
ITALY -- (2.3%)
*   A.S. Roma SpA                             66,579      46,594       0.0%
    A2A SpA                                  784,069   1,576,562       0.1%
    ACEA SpA                                  22,145     388,506       0.0%
*   Aeffe SpA                                 11,360      40,534       0.0%
    Amplifon SpA                              22,461     419,589       0.0%
    Anima Holding SpA                         86,175     618,301       0.0%
*   Ansaldo STS SpA                           24,656     368,871       0.0%
*   Arnoldo Mondadori Editore SpA             71,829     140,492       0.0%
    Ascopiave SpA                             31,833     130,582       0.0%
    Assicurazioni Generali SpA               239,827   4,839,457       0.1%
    Astaldi SpA                               22,586      64,025       0.0%
    Atlantia SpA                              27,083     896,428       0.0%
    Autogrill SpA                             40,986     522,352       0.0%
    Azimut Holding SpA                        39,531     829,952       0.0%
*   Banca Carige SpA                         289,369       3,131       0.0%
    Banca Finnat Euramerica SpA               36,232      20,058       0.0%
    Banca Generali SpA                        15,351     497,973       0.0%
    Banca IFIS SpA                            12,169     479,432       0.0%
    Banca Mediolanum SpA                     120,468     965,490       0.0%
*   Banca Monte dei Paschi di Siena SpA        3,026       9,764       0.0%
    Banca Popolare di Sondrio SCPA           170,955     807,670       0.0%
    Banca Profilo SpA                         61,003      16,653       0.0%
    Banca Sistema SpA                         22,699      62,348       0.0%
*   Banco BPM SpA                            533,545   1,935,348       0.1%
    Banco di Desio e della Brianza SpA        12,951      37,079       0.0%
    BasicNet SpA                              15,391      71,786       0.0%
    BE                                        66,757      74,690       0.0%
    Biesse SpA                                 3,608     190,043       0.0%
    BPER Banca                               208,189   1,201,769       0.1%
    Brembo SpA                                50,685     746,720       0.0%
    Brunello Cucinelli SpA                     7,915     262,897       0.0%
    Buzzi Unicem SpA                          26,107     659,166       0.0%
    Cairo Communication SpA                   38,286     172,652       0.0%
*   Carraro SpA                                8,063      30,303       0.0%
    Cementir Holding SpA                      27,672     231,368       0.0%
    Cerved Information Solutions SpA          55,781     675,001       0.0%
    CIR-Compagnie Industriali Riunite SpA    143,454     188,584       0.0%
    CNH Industrial NV                        187,473   2,306,770       0.1%
    Credito Emiliano SpA                      35,535     312,506       0.0%
*   Credito Valtellinese SpA               2,541,905     395,598       0.0%
*   d'Amico International Shipping SA         69,418      16,929       0.0%
    Danieli & C Officine Meccaniche SpA        6,446     177,284       0.0%
    Datalogic SpA                              4,298     136,960       0.0%
    Davide Campari-Milano SpA                124,346     931,469       0.0%
    De' Longhi SpA                            15,287     457,001       0.0%
    DiaSorin SpA                               5,713     538,312       0.0%
    Ei Towers SpA                              8,273     478,841       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
ITALY -- (Continued)
    El.En. SpA                                     2,649 $  104,255       0.0%
*   Elica SpA                                      4,280     11,788       0.0%
    Emak SpA                                      11,096     17,885       0.0%
    Enel SpA                                     467,423  2,965,200       0.1%
    Eni SpA                                      231,731  4,529,971       0.1%
    Eni SpA Sponsored ADR                         26,710  1,046,231       0.0%
    ePrice SpA                                     3,108      7,080       0.0%
    ERG SpA                                       26,974    646,242       0.0%
    Esprinet SpA                                  11,424     60,206       0.0%
*   Eurotech SpA                                  11,463     22,269       0.0%
    Falck Renewables SpA                          79,144    191,606       0.0%
    Ferrari NV                                    17,952  2,202,343       0.1%
    Fiat Chrysler Automobiles NV(N31738102)       42,168    920,527       0.0%
    Fiat Chrysler Automobiles NV(BRJFWP3)        227,603  5,057,058       0.2%
    Fila SpA                                       3,937     82,830       0.0%
    FinecoBank Banca Fineco SpA                  125,232  1,491,233       0.1%
    FNM SpA                                       37,047     29,955       0.0%
*   GEDI Gruppo Editoriale SpA                    33,656     17,071       0.0%
    Gefran SpA                                     1,949     20,290       0.0%
    Geox SpA                                      25,019     84,150       0.0%
    Gruppo MutuiOnline SpA                         7,207    138,300       0.0%
    Hera SpA                                     367,445  1,358,395       0.1%
    IMA Industria Macchine Automatiche SpA         5,793    562,125       0.0%
*   IMMSI SpA                                    136,032     98,890       0.0%
    Infrastrutture Wireless Italiane SpA          34,072    274,239       0.0%
*   Intek Group SpA                               98,399     37,412       0.0%
    Interpump Group SpA                           19,688    625,426       0.0%
    Intesa Sanpaolo SpA                          759,121  2,887,662       0.1%
    Iren SpA                                     159,556    484,762       0.0%
    Italgas SpA                                  127,986    828,210       0.0%
    Italmobiliare SpA                              1,680     45,596       0.0%
*   Juventus Football Club SpA                   149,340    113,303       0.0%
    La Doria SpA                                   4,431     64,614       0.0%
    Leonardo SpA                                 110,299  1,274,460       0.1%
    Luxottica Group SpA                            8,362    521,668       0.0%
    Maire Tecnimont SpA                           40,670    206,705       0.0%
    MARR SpA                                       8,782    264,939       0.0%
    Massimo Zanetti Beverage Group SpA             2,747     24,038       0.0%
*   Mediaset SpA                                 308,562  1,224,345       0.1%
    Mediobanca Banca di Credito Finanziario SpA  137,944  1,671,539       0.1%
    Moncler SpA                                   25,463  1,147,665       0.1%
    Nice SpA                                       5,275     19,445       0.0%
    OVS SpA                                       57,370    243,671       0.0%
    Panariagroup Industrie Ceramiche SpA           3,251     14,268       0.0%
    Parmalat SpA                                 102,276    372,929       0.0%
    Piaggio & C SpA                              120,217    315,373       0.0%
    Poste Italiane SpA                           148,440  1,449,294       0.1%
    Prima Industrie SpA                            2,367    117,106       0.0%
    Prysmian SpA                                  55,849  1,641,795       0.1%
    RAI Way SpA                                   16,685     94,424       0.0%
    Recordati SpA                                 19,414    692,509       0.0%
    Reno de Medici SpA                            21,840     19,993       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                   --------- ----------- ---------------
ITALY -- (Continued)
    Reply SpA                                          4,940 $   312,216       0.0%
*   Retelit SpA                                       24,277      57,115       0.0%
*   Rizzoli Corriere Della Sera Mediagroup SpA        34,455      48,531       0.0%
    Sabaf SpA                                          2,072      47,826       0.0%
    SAES Getters SpA                                   2,892      78,107       0.0%
*   Safilo Group SpA                                  14,091      70,644       0.0%
*   Saipem SpA                                       261,944   1,000,424       0.0%
    Salini Impregilo SpA                              99,517     284,735       0.0%
    Salvatore Ferragamo SpA                           12,567     371,333       0.0%
    Saras SpA                                        338,822     808,626       0.0%
    Servizi Italia SpA                                 5,016      32,678       0.0%
    Sesa SpA                                           1,048      33,231       0.0%
*   Snaitech SpA                                      41,063     108,342       0.0%
    Snam SpA                                          97,484     468,028       0.0%
    Societa Cattolica di Assicurazioni SC             67,710     720,902       0.0%
    Societa Iniziative Autostradali e Servizi SpA     36,011     762,822       0.0%
*   Sogefi SpA                                        33,393     130,740       0.0%
    SOL SpA                                           10,344     141,780       0.0%
    Technogym SpA                                     33,690     408,702       0.0%
*   Telecom Italia SpA                             3,446,084   3,399,584       0.1%
*   Telecom Italia SpA Sponsored ADR                  48,868     489,169       0.0%
    Tenaris SA ADR                                     8,006     299,264       0.0%
    Terna Rete Elettrica Nazionale SpA               183,955   1,104,084       0.0%
*   Tiscali SpA                                      763,357      27,939       0.0%
    Tod's SpA                                          5,252     405,537       0.0%
*   Trevi Finanziaria Industriale SpA                 34,212      17,392       0.0%
    UniCredit SpA                                    201,665   4,372,078       0.1%
    Unione di Banche Italiane SpA                    452,530   2,330,854       0.1%
    Unipol Gruppo SpA                                174,446     934,356       0.0%
    UnipolSai Assicurazioni SpA                      437,017   1,174,466       0.1%
    Vittoria Assicurazioni SpA                        12,219     173,463       0.0%
*   Yoox Net-A-Porter Group SpA                        6,522     298,411       0.0%
    Zignago Vetro SpA                                  7,094      71,264       0.0%
                                                             -----------       ---
TOTAL ITALY                                                   85,301,773       2.3%
                                                             -----------       ---
JAPAN -- (17.9%)
    77 Bank, Ltd. (The)                               30,700     758,520       0.0%
    A&A Material Corp.                                 1,800      21,363       0.0%
    A&D Co., Ltd.                                      8,300      52,227       0.0%
    ABC-Mart, Inc.                                     3,400     224,074       0.0%
    Abist Co., Ltd.                                      300      13,069       0.0%
    Achilles Corp.                                     5,600     116,356       0.0%
    Acom Co., Ltd.                                     9,900      44,819       0.0%
    AD Works Co., Ltd.                                62,800      22,925       0.0%
    Adastria Co., Ltd.                                16,180     280,694       0.0%
    ADEKA Corp.                                       35,900     637,494       0.0%
    Adtec Plasma Technology Co., Ltd.                  1,400      23,775       0.0%
    Advan Co., Ltd.                                    7,000      63,893       0.0%
    Advance Create Co., Ltd.                             700      13,094       0.0%
    Advanex, Inc.                                        400       8,760       0.0%
    Advantage Risk Management Co., Ltd.                2,100      26,153       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                      SHARES   VALUE++   OF NET ASSETS**
                                      ------- ---------- ---------------
JAPAN -- (Continued)
    Advantest Corp.                    19,900 $  473,327       0.0%
    Adventure, Inc.                       200     28,141       0.0%
    Aeon Co., Ltd.                    196,905  3,934,609       0.1%
    Aeon Delight Co., Ltd.              9,800    342,862       0.0%
    Aeon Fantasy Co., Ltd.              3,700    194,578       0.0%
    AEON Financial Service Co., Ltd.   32,800    768,310       0.0%
    Aeon Hokkaido Corp.                 9,700     70,783       0.0%
    Aeon Mall Co., Ltd.                16,280    329,205       0.0%
    Aeria, Inc.                         5,900     81,647       0.0%
    Ahresty Corp.                       9,700     88,045       0.0%
    Ai Holdings Corp.                   9,600    256,195       0.0%
    Aica Kogyo Co., Ltd.               14,800    556,472       0.0%
    Aichi Bank, Ltd. (The)              3,600    172,033       0.0%
    Aichi Corp.                        11,300     80,374       0.0%
    Aichi Steel Corp.                   4,600    198,538       0.0%
    Aichi Tokei Denki Co., Ltd.         1,000     37,826       0.0%
    Aida Engineering, Ltd.             24,000    279,592       0.0%
    Ain Holdings, Inc.                 15,100  1,005,705       0.1%
    Air Water, Inc.                    67,600  1,305,895       0.1%
    Airport Facilities Co., Ltd.        7,400     42,814       0.0%
    Aisan Industry Co., Ltd.           15,500    159,919       0.0%
    Aisin Seiki Co., Ltd.              41,862  2,267,870       0.1%
    AIT Corp.                           1,800     19,673       0.0%
    Ajinomoto Co., Inc.               130,500  2,391,083       0.1%
    Ajis Co., Ltd.                      1,600     45,916       0.0%
    Akatsuki Corp.                      4,000     16,265       0.0%
*   Akatsuki, Inc.                      1,000     42,955       0.0%
*   Akebono Brake Industry Co., Ltd.   45,900    117,907       0.0%
    Akita Bank, Ltd. (The)              6,800    185,994       0.0%
    Albis Co., Ltd.                     2,100     69,891       0.0%
    Alconix Corp.                      12,700    226,895       0.0%
    Alfresa Holdings Corp.             24,400    538,363       0.0%
    Alinco, Inc.                        5,400     53,776       0.0%
*   Allied Telesis Holdings KK         20,200     32,266       0.0%
    Alpen Co., Ltd.                     8,700    191,003       0.0%
    Alpha Corp.                         2,600     42,242       0.0%
    Alps Electric Co., Ltd.            37,500    828,238       0.0%
    Alps Logistics Co., Ltd.            4,400     36,345       0.0%
    Altech Corp.                        4,600    109,020       0.0%
    Amada Holdings Co., Ltd.           60,700    728,660       0.0%
    Amano Corp.                        18,800    465,975       0.0%
    Amiyaki Tei Co., Ltd.               2,700    132,603       0.0%
    Amuse, Inc.                         5,400    157,228       0.0%
    ANA Holdings, Inc.                  5,100    201,879       0.0%
    Anabuki Kosan, Inc.                   600     17,275       0.0%
    Anest Iwata Corp.                  11,600    123,452       0.0%
    Anicom Holdings, Inc.               3,300    108,446       0.0%
    Anritsu Corp.                       4,900     64,104       0.0%
    AOI TYO Holdings, Inc.              6,854     95,292       0.0%
    AOKI Holdings, Inc.                19,000    291,518       0.0%
    Aomori Bank, Ltd. (The)             8,100    252,164       0.0%
    Aoyama Trading Co., Ltd.           19,400    747,175       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Aoyama Zaisan Networks Co., Ltd.           1,700 $   30,106       0.0%
    Aozora Bank, Ltd.                         20,900    843,140       0.0%
    Apaman Co., Ltd.                           2,200     26,283       0.0%
*   Apic Yamada Corp.                          2,100      6,658       0.0%
    Arakawa Chemical Industries, Ltd.          5,800    105,767       0.0%
    Arata Corp.                                3,500    207,431       0.0%
    Arcland Sakamoto Co., Ltd.                10,800    170,394       0.0%
    Arcland Service Holdings Co., Ltd.         4,300     91,742       0.0%
    Arcs Co., Ltd.                            14,500    397,210       0.0%
    Ardepro Co., Ltd.                          5,900      3,398       0.0%
    Arealink Co., Ltd.                         1,200     39,602       0.0%
    Ariake Japan Co., Ltd.                     3,200    274,490       0.0%
*   Arrk Corp.                                11,700     13,340       0.0%
    Artnature, Inc.                            8,800     60,166       0.0%
    ArtSpark Holdings, Inc.                    1,800     16,000       0.0%
    As One Corp.                               2,400    163,008       0.0%
    Asahi Broadcasting Group Holdings Corp.    2,200     17,737       0.0%
    Asahi Co., Ltd.                            5,800     71,246       0.0%
    Asahi Diamond Industrial Co., Ltd.        20,600    197,324       0.0%
    Asahi Glass Co., Ltd.                     71,000  2,946,583       0.1%
    Asahi Group Holdings, Ltd.                20,900  1,057,242       0.1%
    Asahi Holdings, Inc.                      10,800    197,204       0.0%
    Asahi Intecc Co., Ltd.                     9,200    320,909       0.0%
    Asahi Kasei Corp.                        342,000  4,702,578       0.2%
    Asahi Kogyosha Co., Ltd.                   1,900     62,557       0.0%
    Asahi Net, Inc.                            4,300     20,266       0.0%
    Asahi Yukizai Corp.                        5,600     93,443       0.0%
    Asante, Inc.                               2,700     48,419       0.0%
    Asanuma Corp.                             33,000    121,008       0.0%
    Asax Co., Ltd.                               100      1,740       0.0%
    Ashimori Industry Co., Ltd.                3,300     73,312       0.0%
    Asia Pile Holdings Corp.                   9,900     58,166       0.0%
    Asics Corp.                               46,900    886,249       0.0%
    ASKA Pharmaceutical Co., Ltd.              7,000    106,616       0.0%
    ASKUL Corp.                                5,700    179,234       0.0%
    Asrapport Dining Co., Ltd.                 3,400     17,541       0.0%
    Astellas Pharma, Inc.                     79,000  1,155,472       0.1%
    Asti Corp.                                   800     30,365       0.0%
    Asukanet Co., Ltd.                         3,100     44,207       0.0%
    Asunaro Aoki Construction Co., Ltd.        6,600     63,625       0.0%
    Ateam, Inc.                                2,700     56,123       0.0%
    Atom Corp.                                28,900    260,916       0.0%
    Autobacs Seven Co., Ltd.                  17,200    324,690       0.0%
    Avex, Inc.                                16,400    226,383       0.0%
    Awa Bank, Ltd. (The)                      91,000    594,190       0.0%
    Axial Retailing, Inc.                      7,000    285,359       0.0%
    Azbil Corp.                               11,400    530,549       0.0%
    Bandai Namco Holdings, Inc.               19,500    659,856       0.0%
    Bando Chemical Industries, Ltd.           14,000    168,019       0.0%
    Bank of Iwate, Ltd. (The)                  6,500    254,597       0.0%
    Bank of Kochi, Ltd. (The)                  1,300     15,319       0.0%
    Bank of Kyoto, Ltd. (The)                 19,400  1,166,241       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                   SHARES  VALUE++   OF NET ASSETS**
                                                   ------ ---------- ---------------
JAPAN -- (Continued)
    Bank of Nagoya, Ltd. (The)                      7,400 $  275,206       0.0%
    Bank of Okinawa, Ltd. (The)                     9,280    390,270       0.0%
    Bank of Saga, Ltd. (The)                        5,900    135,372       0.0%
    Bank of the Ryukyus, Ltd.                      11,700    179,478       0.0%
    Baroque Japan, Ltd.                             7,200     75,649       0.0%
    BayCurrent Consulting, Inc.                     2,900    103,091       0.0%
    Beenos, Inc.                                    2,800     42,055       0.0%
    Belc Co., Ltd.                                  5,000    269,009       0.0%
    Bell System24 Holdings, Inc.                   14,200    227,409       0.0%
    Belluna Co., Ltd.                              20,400    237,276       0.0%
    Benefit One, Inc.                               9,200    215,134       0.0%
    Benesse Holdings, Inc.                         13,300    484,429       0.0%
*   Bengo4.com, Inc.                                1,600     26,074       0.0%
    Bic Camera, Inc.                               31,500    516,220       0.0%
    Biofermin Pharmaceutical Co., Ltd.              1,100     28,506       0.0%
    BML, Inc.                                       9,100    230,317       0.0%
    Bookoff Corp.                                   3,500     26,716       0.0%
    BP Castrol K.K.                                 3,500     55,390       0.0%
    Br Holdings Corp.                               3,500     13,279       0.0%
    Bridgestone Corp.                              81,600  3,411,091       0.1%
    Broadband Tower, Inc.                          15,200     25,663       0.0%
    Broadleaf Co., Ltd.                            31,200    148,467       0.0%
*   Broadmedia Corp.                               25,800     16,480       0.0%
    BRONCO BILLY Co., Ltd.                          2,400     94,027       0.0%
    Brother Industries, Ltd.                       74,000  1,587,269       0.1%
    Bunka Shutter Co., Ltd.                        23,000    228,597       0.0%
    C Uyemura & Co., Ltd.                             600     40,972       0.0%
    Calbee, Inc.                                    7,900    266,032       0.0%
    Can Do Co., Ltd.                                5,100     84,689       0.0%
    Canon Electronics, Inc.                        10,200    237,250       0.0%
    Canon Marketing Japan, Inc.                    17,800    386,811       0.0%
    Canon, Inc.                                    46,300  1,592,682       0.1%
    Canon, Inc. Sponsored ADR                       9,399    322,480       0.0%
    Capcom Co., Ltd.                               27,600    527,585       0.0%
    Career Design Center Co., Ltd.                  1,300     23,417       0.0%
    Carlit Holdings Co., Ltd.                       5,100     49,410       0.0%
    Casio Computer Co., Ltd.                       47,600    709,018       0.0%
    Cawachi, Ltd.                                   6,400    148,805       0.0%
    Central Glass Co., Ltd.                        16,000    379,084       0.0%
    Central Japan Railway Co.                       3,700    741,422       0.0%
    Central Security Patrols Co., Ltd.              1,900     68,241       0.0%
    Central Sports Co., Ltd.                        3,500    118,964       0.0%
    Chiba Bank, Ltd. (The)                         91,000    734,226       0.0%
    Chiba Kogyo Bank, Ltd. (The)                   19,200     89,015       0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.   1,200     16,529       0.0%
    CHIMNEY Co., Ltd.                                 700     18,561       0.0%
    Chino Corp.                                     1,000     14,834       0.0%
    Chiyoda Co., Ltd.                               5,100    122,586       0.0%
    Chiyoda Integre Co., Ltd.                       5,200    119,439       0.0%
    Chori Co., Ltd.                                 4,200     80,436       0.0%
    Chubu Electric Power Co., Inc.                 35,600    558,135       0.0%
    Chubu Shiryo Co., Ltd.                          8,200    184,332       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Chuetsu Pulp & Paper Co., Ltd.             4,400 $   78,051       0.0%
    Chugai Pharmaceutical Co., Ltd.            1,500     79,109       0.0%
    Chugai Ro Co., Ltd.                        2,700     72,544       0.0%
    Chugoku Bank, Ltd. (The)                  65,000    754,910       0.0%
    Chugoku Electric Power Co., Inc. (The)    39,000    487,908       0.0%
    Chugoku Marine Paints, Ltd.               25,000    246,589       0.0%
    Chukyo Bank, Ltd. (The)                    5,800    124,870       0.0%
    CI Takiron Corp.                          19,000    115,939       0.0%
    Citizen Watch Co., Ltd.                  117,500    875,471       0.0%
    CKD Corp.                                 26,800    561,937       0.0%
    Clarion Co., Ltd.                         79,000    221,183       0.0%
    Cleanup Corp.                              7,500     61,085       0.0%
    CMIC Holdings Co., Ltd.                    6,700    153,645       0.0%
    CMK Corp.                                 22,600    182,235       0.0%
    Coca-Cola Bottlers Japan Holdings, Inc.   28,014  1,204,845       0.1%
    Coco's Japan Co., Ltd.                     1,100     22,983       0.0%
    Cocokara fine, Inc.                        5,000    361,626       0.0%
    COLOPL, Inc.                              23,400    176,718       0.0%
    Colowide Co., Ltd.                        19,800    503,664       0.0%
    Computer Engineering & Consulting, Ltd.    6,400    196,259       0.0%
    COMSYS Holdings Corp.                     24,500    681,582       0.0%
    Comture Corp.                              2,800     92,190       0.0%
    Concordia Financial Group, Ltd.          142,624    829,179       0.0%
    CONEXIO Corp.                              6,300    139,791       0.0%
    Core Corp.                                 1,100     14,857       0.0%
    Cosmo Energy Holdings Co., Ltd.           27,700    912,526       0.0%
    Cosmos Initia Co., Ltd.                    2,200     16,603       0.0%
    Cosmos Pharmaceutical Corp.                  900    202,379       0.0%
    CRE, Inc.                                  1,900     31,300       0.0%
    Create Medic Co., Ltd.                     2,900     31,755       0.0%
    Create Restaurants Holdings, Inc.         12,500    157,440       0.0%
    Create SD Holdings Co., Ltd.              13,600    394,106       0.0%
    Credit Saison Co., Ltd.                   42,100    753,989       0.0%
    Creek & River Co., Ltd.                    2,500     26,882       0.0%
    Cresco, Ltd.                               2,000     68,557       0.0%
    CTI Engineering Co., Ltd.                  4,800     64,194       0.0%
    CTS Co., Ltd.                              5,800     40,568       0.0%
    CyberAgent, Inc.                           9,000    494,345       0.0%
*   CYBERDYNE, Inc.                            1,600     20,452       0.0%
*   Cyberstep, Inc.                            1,400     30,928       0.0%
    Cybozu, Inc.                               2,800     14,030       0.0%
*   D.A. Consortium Holdings, Inc.             8,200    170,997       0.0%
    Dai Nippon Printing Co., Ltd.             41,100    884,975       0.0%
    Dai Nippon Toryo Co., Ltd.                10,500    148,176       0.0%
    Dai-Dan Co., Ltd.                          5,700    137,921       0.0%
    Dai-ichi Life Holdings, Inc.              89,200  1,770,847       0.1%
    Dai-ichi Seiko Co., Ltd.                   3,500     68,628       0.0%
    Daibiru Corp.                             20,300    242,047       0.0%
    Daicel Corp.                             116,800  1,347,667       0.1%
    Daido Kogyo Co., Ltd.                      3,211     44,003       0.0%
    Daido Metal Co., Ltd.                     18,500    219,500       0.0%
    Daido Steel Co., Ltd.                     14,800    799,209       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------- ---------- ---------------
JAPAN -- (Continued)
      Daifuku Co., Ltd.                            22,700 $1,213,491       0.1%
      Daihatsu Diesel Manufacturing Co., Ltd.       4,700     38,323       0.0%
      Daihen Corp.                                 44,000    341,303       0.0%
      Daiho Corp.                                  44,000    267,726       0.0%
      Daiichi Jitsugyo Co., Ltd.                    4,000    122,242       0.0%
      Daiichi Kigenso Kagaku-Kogyo Co., Ltd.        8,300    100,046       0.0%
      Daiichi Sankyo Co., Ltd.                     21,400    732,424       0.0%
      Daiichikosho Co., Ltd.                       11,300    592,877       0.0%
      Daiken Corp.                                  6,000    150,572       0.0%
      Daiken Medical Co., Ltd.                      4,400     30,146       0.0%
      Daiki Aluminium Industry Co., Ltd.           11,700     80,578       0.0%
      Daikin Industries, Ltd.                       9,000  1,051,342       0.1%
      Daikoku Denki Co., Ltd.                       5,500     90,823       0.0%
      Daikokutenbussan Co., Ltd.                    3,800    196,499       0.0%
      Daikyo, Inc.                                 13,800    300,352       0.0%
      Daikyonishikawa Corp.                        22,600    406,210       0.0%
      Dainichiseika Color & Chemicals
        Manufacturing Co., Ltd.                     5,400    221,171       0.0%
      Daio Paper Corp.                             33,500    469,640       0.0%
      Daiohs Corp.                                  2,300     28,746       0.0%
      Daiseki Co., Ltd.                            11,600    361,176       0.0%
      Daiseki Eco. Solution Co., Ltd.               3,240     31,895       0.0%
      Daishi Bank, Ltd. (The)                      11,700    524,646       0.0%
      Daisue Construction Co., Ltd.                 2,400     22,761       0.0%
      Daisyo Corp.                                  1,500     23,602       0.0%
      Daito Chemix Corp.                            3,300     20,707       0.0%
      Daito Pharmaceutical Co., Ltd.                6,380    219,434       0.0%
      Daito Trust Construction Co., Ltd.            4,700    784,265       0.0%
      Daitron Co., Ltd.                             2,500     47,588       0.0%
      Daiwa House Industry Co., Ltd.               46,000  1,681,817       0.1%
      Daiwa Securities Group, Inc.                283,000  1,736,074       0.1%
      Daiwabo Holdings Co., Ltd.                    9,700    440,075       0.0%
      Daiyu Lic Holdings Co., Ltd.                  1,400     12,827       0.0%
      DCM Holdings Co., Ltd.                       40,300    400,992       0.0%
      DD Holdings Co., Ltd.                           400      9,970       0.0%
      Dear Life Co., Ltd.                           3,500     18,748       0.0%
      Delica Foods Holdings Co., Ltd.               1,300     19,022       0.0%
      Dena Co., Ltd.                               23,200    442,184       0.0%
      Denka Co., Ltd.                              37,600  1,338,609       0.1%
      Denso Corp.                                  25,900  1,361,999       0.1%
      Dentsu, Inc.                                 34,300  1,624,885       0.1%
      Denyo Co., Ltd.                               6,700    117,133       0.0%
      Descente, Ltd.                               14,700    248,031       0.0%
      Designone Japan, Inc.                         1,300     16,445       0.0%
      Dexerials Corp.                              23,000    215,787       0.0%
      DIC Corp.                                    38,800  1,316,675       0.1%
      Digital Arts, Inc.                            3,100    122,119       0.0%
      Digital Information Technologies Corp.        2,000     21,617       0.0%
      Dip Corp.                                    11,100    269,144       0.0%
      Disco Corp.                                   3,300    578,418       0.0%
      DKS Co., Ltd.                                21,000    132,920       0.0%
      DMG Mori Co., Ltd.                           42,900    801,570       0.0%
      Don Quijote Holdings Co., Ltd.                6,400    344,558       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                            SHARES  VALUE++   OF NET ASSETS**
                                            ------ ---------- ---------------
  JAPAN -- (Continued)
      Doshisha Co., Ltd.                     8,700 $  202,634       0.0%
      Doutor Nichires Holdings Co., Ltd.     9,300    194,435       0.0%
      Dowa Holdings Co., Ltd.               21,900    823,019       0.0%
      Dr Ci:Labo Co., Ltd.                   7,200    346,372       0.0%
  *   Drecom Co., Ltd.                       1,700     20,784       0.0%
      DTS Corp.                              9,400    340,675       0.0%
      Dvx, Inc.                              2,900     35,108       0.0%
      DyDo Group Holdings, Inc.              3,500    217,819       0.0%
      Dynic Corp.                            2,100     20,258       0.0%
      E-Guardian, Inc.                       2,700     82,610       0.0%
      Eagle Industry Co., Ltd.              11,700    211,002       0.0%
      Earth Corp.                            4,600    241,651       0.0%
      East Japan Railway Co.                 8,700    835,791       0.0%
      Ebara Corp.                           35,400  1,352,121       0.1%
      Ebara Jitsugyo Co., Ltd.               2,200     47,636       0.0%
      Eco's Co., Ltd.                        4,300     73,078       0.0%
      EDION Corp.                           36,700    430,176       0.0%
      EF-ON, Inc.                            6,700     92,129       0.0%
      eGuarantee, Inc.                       4,000     79,869       0.0%
      Ehime Bank, Ltd. (The)                15,400    185,627       0.0%
      Eidai Co., Ltd.                        7,000     34,907       0.0%
      Eighteenth Bank, Ltd. (The)           50,000    132,262       0.0%
      Eiken Chemical Co., Ltd.              12,400    292,684       0.0%
      Eisai Co., Ltd.                        2,400    160,966       0.0%
      Elan Corp.                             1,100     19,066       0.0%
      Elecom Co., Ltd.                       7,400    165,875       0.0%
      Electric Power Development Co., Ltd.   8,500    231,162       0.0%
      Elematec Corp.                         4,552    101,443       0.0%
      EM Systems Co., Ltd.                   4,000     47,264       0.0%
      en-japan, Inc.                         6,200    289,838       0.0%
      Endo Lighting Corp.                    5,100     47,721       0.0%
  *   Eneres Co., Ltd.                       6,800     32,901       0.0%
  *   Enigmo, Inc.                           3,100     38,037       0.0%
      Enomoto Co., Ltd.                      1,000     14,775       0.0%
      EPS Holdings, Inc.                    14,300    291,341       0.0%
      eRex Co., Ltd.                        10,600     84,083       0.0%
      ES-Con Japan, Ltd.                    16,900    144,155       0.0%
      ESCRIT, Inc.                           4,700     36,246       0.0%
  *   Escrow Agent Japan Co., Ltd.           4,100     16,063       0.0%
      ESPEC Corp.                            9,800    230,521       0.0%
      Evolable Asia Corp.                    2,300     41,713       0.0%
      Excel Co., Ltd.                        5,400    138,362       0.0%
      Exedy Corp.                           14,100    477,537       0.0%
      Ezaki Glico Co., Ltd.                 13,100    705,670       0.0%
      F-Tech, Inc.                           4,900     61,386       0.0%
      F@N Communications, Inc.              12,800     80,421       0.0%
      Falco Holdings Co., Ltd.               3,600     61,099       0.0%
      FamilyMart UNY Holdings Co., Ltd.     14,371  1,398,737       0.1%
      FANUC Corp.                            2,900    621,210       0.0%
      Fast Retailing Co., Ltd.               1,500    658,523       0.0%
      FCC Co., Ltd.                         16,800    475,207       0.0%
  *   FDK Corp.                             21,000     39,473       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                        SHARES   VALUE++   OF NET ASSETS**
                                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Feed One Co., Ltd.                                   44,980 $  100,079       0.0%
    Fenwal Controls of Japan, Ltd.                        1,500     22,041       0.0%
    Ferrotec Holdings Corp.                              21,600    480,567       0.0%
*   FFRI, Inc.                                            1,000     36,310       0.0%
    FIDEA Holdings Co., Ltd.                             76,000    133,318       0.0%
    Fields Corp.                                          6,700     72,898       0.0%
    Financial Products Group Co., Ltd.                   22,500    286,486       0.0%
    FINDEX, Inc.                                          4,200     30,545       0.0%
    First Juken Co., Ltd.                                 2,200     32,329       0.0%
    Fixstars Corp.                                        4,500     57,150       0.0%
    FJ Next Co., Ltd.                                     6,300     49,211       0.0%
*   Flight Holdings, Inc.                                 2,000     14,670       0.0%
    Forval Corp.                                          1,900     15,349       0.0%
    Foster Electric Co., Ltd.                            11,200    262,375       0.0%
    FP Corp.                                              9,700    600,019       0.0%
    France Bed Holdings Co., Ltd.                         7,800     70,141       0.0%
*   FreakOut Holdings, Inc.                               1,800     28,775       0.0%
    Freebit Co., Ltd.                                     5,200     50,881       0.0%
    Freund Corp.                                          5,900     60,049       0.0%
    FTGroup Co., Ltd.                                     4,600     40,529       0.0%
    Fudo Tetra Corp.                                     68,700    117,213       0.0%
    Fuji Co., Ltd.                                        7,300    159,438       0.0%
    Fuji Corp.                                            3,400     80,356       0.0%
    Fuji Corp., Ltd.                                     11,200     92,539       0.0%
    Fuji Electric Co., Ltd.                             157,000  1,119,774       0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.    1,000      3,578       0.0%
    Fuji Kyuko Co., Ltd.                                  6,200    172,219       0.0%
    Fuji Oil Co., Ltd.                                   28,000    115,800       0.0%
    Fuji Oil Holdings, Inc.                              21,200    679,606       0.0%
    Fuji Pharma Co., Ltd.                                 3,100    123,223       0.0%
    Fuji Seal International, Inc.                        20,000    746,251       0.0%
    Fuji Soft, Inc.                                       9,700    375,694       0.0%
    Fujibo Holdings, Inc.                                 4,500    173,700       0.0%
    Fujicco Co., Ltd.                                     6,300    144,992       0.0%
    FUJIFILM Holdings Corp.                              30,900  1,242,677       0.1%
    Fujikura Kasei Co., Ltd.                             10,700     66,314       0.0%
    Fujikura Rubber, Ltd.                                 7,500     52,986       0.0%
    Fujikura, Ltd.                                      130,700    893,078       0.0%
    Fujimi, Inc.                                          7,200    155,866       0.0%
    Fujimori Kogyo Co., Ltd.                              7,200    243,950       0.0%
    Fujio Food System Co., Ltd.                           1,700     31,403       0.0%
    Fujisash Co., Ltd.                                   55,900     50,497       0.0%
    Fujita Kanko, Inc.                                    3,000     90,879       0.0%
    Fujitec Co., Ltd.                                    20,300    281,913       0.0%
    Fujitsu Frontech, Ltd.                                5,600     82,720       0.0%
    Fujitsu General, Ltd.                                33,900    551,949       0.0%
    Fujitsu, Ltd.                                       407,500  2,470,448       0.1%
    Fujiya Co., Ltd.                                      2,400     59,726       0.0%
    FuKoKu Co., Ltd.                                      3,300     30,215       0.0%
    Fukuda Corp.                                          2,400    150,517       0.0%
    Fukuda Denshi Co., Ltd.                               1,500    107,335       0.0%
    Fukui Bank, Ltd. (The)                                8,800    197,942       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
  JAPAN -- (Continued)
      Fukui Computer Holdings, Inc.           1,800 $   35,254       0.0%
      Fukuoka Financial Group, Inc.         211,400  1,131,859       0.1%
      Fukushima Bank, Ltd. (The)             12,000     88,585       0.0%
      Fukushima Industries Corp.              6,100    282,859       0.0%
      Fukuyama Transporting Co., Ltd.        11,200    467,357       0.0%
  *   Full Speed, Inc.                        1,400     10,290       0.0%
      FULLCAST Holdings Co., Ltd.             6,800    146,988       0.0%
      Fumakilla, Ltd.                         2,500     45,404       0.0%
      Funai Soken Holdings, Inc.              8,660    202,712       0.0%
      Furukawa Battery Co., Ltd. (The)        6,000     54,020       0.0%
      Furukawa Co., Ltd.                     11,400    229,304       0.0%
      Furukawa Electric Co., Ltd.            33,400  1,641,297       0.1%
      Furuno Electric Co., Ltd.               6,600     54,172       0.0%
      Furusato Industries, Ltd.               1,500     25,234       0.0%
      Furyu Corp.                             7,700     65,921       0.0%
      Fuso Chemical Co., Ltd.                10,200    258,507       0.0%
      Fuso Pharmaceutical Industries, Ltd.    3,000     80,546       0.0%
      Futaba Industrial Co., Ltd.            33,000    263,746       0.0%
      Future Corp.                           15,100    173,851       0.0%
      Fuyo General Lease Co., Ltd.            8,800    596,066       0.0%
      G-7 Holdings, Inc.                      4,000     88,730       0.0%
      G-Tekt Corp.                            8,900    171,929       0.0%
      Gakken Holdings Co., Ltd.               2,100     95,215       0.0%
      Gakkyusha Co., Ltd.                       800     12,955       0.0%
      GCA Corp.                              10,800     95,617       0.0%
      Gecoss Corp.                            7,400     74,398       0.0%
      Genki Sushi Co., Ltd.                     400     10,306       0.0%
  *   Genky DrugStores Co., Ltd.              5,000    195,434       0.0%
      Geo Holdings Corp.                     18,700    305,583       0.0%
      Geostr Corp.                            6,900     43,786       0.0%
      Gfoot Co., Ltd.                         6,100     44,281       0.0%
      Giken, Ltd.                             6,700    155,527       0.0%
      GL Sciences, Inc.                       1,000     15,229       0.0%
      Global, Ltd. (The)                      3,300     27,760       0.0%
      GLOBERIDE, Inc.                         3,800    102,500       0.0%
      Glory, Ltd.                            15,800    543,302       0.0%
      GMO Cloud K.K.                            900     19,873       0.0%
      GMO Financial Holdings, Inc.           10,400     78,757       0.0%
      GMO internet, Inc.                     25,000    458,105       0.0%
      GMO Payment Gateway, Inc.               3,800    376,050       0.0%
      Godo Steel, Ltd.                        5,700    133,063       0.0%
      Gokurakuyu Holdings Co., Ltd.           6,900     42,170       0.0%
      Goldcrest Co., Ltd.                     8,910    189,261       0.0%
      Goldwin, Inc.                           2,100    132,464       0.0%
      Golf Digest Online, Inc.                6,700     72,659       0.0%
      Grandy House Corp.                      4,900     21,962       0.0%
      GS Yuasa Corp.                        182,000    979,700       0.1%
      GSI Creos Corp.                         2,900     42,895       0.0%
      GungHo Online Entertainment, Inc.      55,900    168,605       0.0%
      Gunma Bank, Ltd. (The)                153,000    892,936       0.0%
  *   Gunosy, Inc.                            1,900     28,106       0.0%
      Gunze, Ltd.                             5,800    356,269       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Gurunavi, Inc.                              8,600 $  117,381       0.0%
    H-One Co., Ltd.                             7,000     84,925       0.0%
    H2O Retailing Corp.                        35,325    664,736       0.0%
    HABA Laboratories, Inc.                     1,100     83,380       0.0%
    Hachijuni Bank, Ltd. (The)                118,000    623,155       0.0%
    Hagihara Industries, Inc.                   3,600     62,612       0.0%
    Hagiwara Electric Holdings Co., Ltd.        2,600     72,258       0.0%
    Hakudo Co., Ltd.                            2,800     56,322       0.0%
    Hakuhodo DY Holdings, Inc.                 37,500    524,646       0.0%
    Hakuto Co., Ltd.                            5,400     78,976       0.0%
    Halows Co., Ltd.                            2,500     62,201       0.0%
    Hamakyorex Co., Ltd.                        8,400    292,795       0.0%
    Hamamatsu Photonics K.K.                   10,100    389,226       0.0%
    Handsman Co., Ltd.                          1,000     12,352       0.0%
    Haneda Zenith Holdings Co., Ltd.           15,100     54,707       0.0%
    Hankyu Hanshin Holdings, Inc.              37,800  1,486,961       0.1%
    Hanwa Co., Ltd.                            14,800    646,642       0.0%
    Happinet Corp.                              8,600    119,136       0.0%
    Harada Industry Co., Ltd.                   4,200     41,257       0.0%
    Hard Off Corp. Co., Ltd.                    2,400     24,935       0.0%
    Harima Chemicals Group, Inc.                5,200     42,403       0.0%
    Harmonic Drive Systems, Inc.                3,100    147,618       0.0%
    Haruyama Holdings, Inc.                     1,100     10,913       0.0%
    Haseko Corp.                               71,300  1,121,521       0.1%
    Havix Corp.                                 1,800     16,090       0.0%
    Hayashikane Sangyo Co., Ltd.                3,600     28,068       0.0%
    Hazama Ando Corp.                          99,620    800,437       0.0%
    Hearts United Group Co., Ltd.               3,800     60,165       0.0%
    Heiwa Corp.                                23,300    462,472       0.0%
    Heiwa Real Estate Co., Ltd.                13,700    320,897       0.0%
    Heiwado Co., Ltd.                          12,100    288,577       0.0%
    HI-LEX Corp.                                4,500    117,056       0.0%
    Hibino Corp.                                2,100     31,118       0.0%
    Hiday Hidaka Corp.                          7,165    186,458       0.0%
    Hikari Tsushin, Inc.                        4,000    648,416       0.0%
    Hino Motors, Ltd.                          54,900    669,804       0.0%
    Hinokiya Group Co., Ltd.                    2,000     70,629       0.0%
    Hioki EE Corp.                              2,200     83,925       0.0%
    Hirakawa Hewtech Corp.                      4,300     57,721       0.0%
    Hiramatsu, Inc.                            15,900     74,290       0.0%
    Hirata Corp.                                4,000    377,660       0.0%
    Hirose Electric Co., Ltd.                     735    103,432       0.0%
    Hiroshima Bank, Ltd. (The)                 78,700    598,885       0.0%
    Hiroshima Gas Co., Ltd.                    10,500     36,009       0.0%
    HIS Co., Ltd.                              16,500    602,149       0.0%
    Hisamitsu Pharmaceutical Co., Inc.          1,300    101,044       0.0%
    Hitachi Capital Corp.                      35,100    937,925       0.1%
    Hitachi Chemical Co., Ltd.                 26,600    583,438       0.0%
    Hitachi Construction Machinery Co., Ltd.   30,800  1,119,316       0.1%
    Hitachi High-Technologies Corp.            13,900    648,305       0.0%
    Hitachi Metals, Ltd.                       48,410    553,246       0.0%
    Hitachi Transport System, Ltd.             20,000    535,632       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
JAPAN -- (Continued)
    Hitachi Zosen Corp.                          69,500 $  377,288       0.0%
    Hitachi, Ltd.                               742,000  5,415,529       0.2%
    Hitachi, Ltd. ADR                            10,080    769,608       0.0%
    Hito Communications, Inc.                     3,400     64,232       0.0%
    Hochiki Corp.                                 8,900    178,879       0.0%
    Hodogaya Chemical Co., Ltd.                   2,800    118,795       0.0%
    Hogy Medical Co., Ltd.                        7,000    291,874       0.0%
    Hokkaido Electric Power Co., Inc.            46,600    309,251       0.0%
    Hokkaido Gas Co., Ltd.                       22,000     59,905       0.0%
    Hokkan Holdings, Ltd.                        15,000     53,715       0.0%
    Hokko Chemical Industry Co., Ltd.             7,000     44,136       0.0%
    Hokkoku Bank, Ltd. (The)                     11,200    446,990       0.0%
    Hokuetsu Bank, Ltd. (The)                     7,900    175,030       0.0%
    Hokuetsu Industries Co., Ltd.                 8,300     89,858       0.0%
    Hokuetsu Kishu Paper Co., Ltd.               52,100    324,610       0.0%
    Hokuhoku Financial Group, Inc.               47,200    698,255       0.0%
    Hokuriku Electric Industry Co., Ltd.          2,500     33,824       0.0%
*   Hokuriku Electric Power Co.                  50,300    513,289       0.0%
    Hokuriku Electrical Construction Co., Ltd.    3,900     43,213       0.0%
    Hokuto Corp.                                  7,500    132,423       0.0%
    Honda Motor Co., Ltd.                       249,900  8,593,045       0.3%
    Honda Motor Co., Ltd. Sponsored ADR          37,467  1,287,366       0.1%
    Honda Tsushin Kogyo Co., Ltd.                 5,700     57,619       0.0%
    Honeys Holdings Co., Ltd.                     6,600     63,108       0.0%
    Honshu Chemical Industry Co., Ltd.            2,600     28,186       0.0%
    Hoosiers Holdings                            16,300    119,839       0.0%
    Horiba, Ltd.                                  9,700    704,725       0.0%
    Hoshizaki Corp.                               4,100    380,607       0.0%
    Hosokawa Micron Corp.                         3,600    239,091       0.0%
    Hotland Co., Ltd.                             2,900     36,692       0.0%
    House Foods Group, Inc.                      14,400    507,157       0.0%
    Howa Machinery, Ltd.                          4,600     46,349       0.0%
    Hoya Corp.                                   16,300    870,825       0.0%
    Hulic Co., Ltd.                              13,600    146,342       0.0%
    Hyakugo Bank, Ltd. (The)                    108,000    503,924       0.0%
    Hyakujushi Bank, Ltd. (The)                  98,000    330,611       0.0%
    I K K, Inc.                                   5,400     38,796       0.0%
    I-Net Corp.                                   4,430     67,807       0.0%
    I-O Data Device, Inc.                         1,900     19,640       0.0%
    Ibiden Co., Ltd.                             48,100    794,322       0.0%
    IBJ Leasing Co., Ltd.                        12,700    350,752       0.0%
    IBJ, Inc.                                     4,300     38,633       0.0%
    Ichibanya Co., Ltd.                           2,900    120,747       0.0%
    Ichigo, Inc.                                 59,900    266,742       0.0%
    Ichiken Co., Ltd.                             2,200     49,078       0.0%
    Ichikoh Industries, Ltd.                     24,000    260,352       0.0%
    Ichinen Holdings Co., Ltd.                    9,200    123,731       0.0%
    Ichiyoshi Securities Co., Ltd.               16,900    206,811       0.0%
    Idec Corp.                                    6,400    146,877       0.0%
    Idemitsu Kosan Co., Ltd.                     55,100  2,152,531       0.1%
    IDOM, Inc.                                   39,200    283,228       0.0%
    IHI Corp.                                    46,300  1,513,370       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
JAPAN -- (Continued)
    Iida Group Holdings Co., Ltd.                     26,616 $  518,866       0.0%
    Iino Kaiun Kaisha, Ltd.                           42,200    209,961       0.0%
    IJT Technology Holdings Co., Ltd.                  5,900     48,382       0.0%
    Ikegami Tsushinki Co., Ltd.                       22,000     34,262       0.0%
    Imagica Robot Holdings, Inc.                       7,800     86,119       0.0%
    Imasen Electric Industrial                         6,800     75,887       0.0%
    Imperial Hotel, Ltd.                                 600     12,162       0.0%
    Imuraya Group Co., Ltd.                              800     24,206       0.0%
    Inaba Denki Sangyo Co., Ltd.                      10,500    450,351       0.0%
    Inaba Seisakusho Co., Ltd.                         3,200     41,486       0.0%
    Inabata & Co., Ltd.                               16,800    257,872       0.0%
    Inageya Co., Ltd.                                  5,200     86,232       0.0%
    Ines Corp.                                         8,100     86,907       0.0%
    Infocom Corp.                                      6,600    152,012       0.0%
    Infomart Corp.                                    30,300    275,674       0.0%
    Information Services International-Dentsu, Ltd.    5,400    139,508       0.0%
    Innotech Corp.                                     9,600    116,251       0.0%
    Intage Holdings, Inc.                             18,500    202,578       0.0%
    Intelligent Wave, Inc.                             1,900      9,602       0.0%
    Internet Initiative Japan, Inc.                   12,400    234,177       0.0%
    Inui Global Logistics Co., Ltd.                    4,700     35,977       0.0%
    Iriso Electronics Co., Ltd.                        6,400    405,405       0.0%
    Ise Chemical Corp.                                 3,000     20,295       0.0%
    Iseki & Co., Ltd.                                  8,000    154,268       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                  76,300    848,853       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                      13,900    159,704       0.0%
    Ishizuka Glass Co., Ltd.                           1,100     25,069       0.0%
    Istyle, Inc.                                      11,200    149,108       0.0%
    Isuzu Motors, Ltd.                               127,800  1,950,776       0.1%
*   ITbook Co., Ltd.                                   2,500     12,534       0.0%
    Ito En, Ltd.                                       9,800    390,726       0.0%
    ITOCHU Corp.                                      68,500  1,369,891       0.1%
    Itochu Enex Co., Ltd.                             22,200    217,744       0.0%
    Itochu Techno-Solutions Corp.                     22,400    463,052       0.0%
    Itochu-Shokuhin Co., Ltd.                          1,800    100,179       0.0%
    Itoham Yonekyu Holdings, Inc.                     39,268    356,616       0.0%
    Itoki Corp.                                       15,800    105,874       0.0%
    Ivy Cosmetics Corp.                                  500     14,049       0.0%
    IwaiCosmo Holdings, Inc.                           7,200     99,966       0.0%
    Iwaki & Co., Ltd.                                 15,000     55,875       0.0%
    Iwasaki Electric Co., Ltd.                         3,700     56,470       0.0%
    Iwatani Corp.                                     20,600    760,491       0.0%
    Iyo Bank, Ltd. (The)                              85,143    672,949       0.0%
    Izumi Co., Ltd.                                    6,200    409,396       0.0%
*   Izutsuya Co., Ltd.                                 7,100     22,837       0.0%
    J Front Retailing Co., Ltd.                       68,000  1,101,742       0.1%
    J Trust Co., Ltd.                                 27,100    191,630       0.0%
    J-Oil Mills, Inc.                                  4,500    155,310       0.0%
    JAC Recruitment Co., Ltd.                          4,400     89,313       0.0%
    Jaccs Co., Ltd.                                   11,000    249,053       0.0%
    Jalux, Inc.                                        2,600     74,680       0.0%
    Jamco Corp.                                        4,800    110,449       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
JAPAN -- (Continued)
    Janome Sewing Machine Co., Ltd.               8,100 $   53,867       0.0%
    Japan Airlines Co., Ltd.                     19,900    785,343       0.0%
    Japan Airport Terminal Co., Ltd.              7,200    294,889       0.0%
    Japan Asia Group, Ltd.                        9,300     46,599       0.0%
*   Japan Asset Marketing Co., Ltd.              40,100     45,295       0.0%
    Japan Aviation Electronics Industry, Ltd.    25,000    425,844       0.0%
    Japan Cash Machine Co., Ltd.                  5,600     63,006       0.0%
#*  Japan Display, Inc.                         164,600    217,515       0.0%
*   Japan Drilling Co., Ltd.                      3,500     61,060       0.0%
    Japan Exchange Group, Inc.                   41,000    759,282       0.0%
    Japan Investment Adviser Co., Ltd.            2,700    100,438       0.0%
    Japan Lifeline Co., Ltd.                     11,600    339,828       0.0%
    Japan Material Co., Ltd.                     20,000    264,439       0.0%
    Japan Meat Co., Ltd.                          4,100     73,324       0.0%
    Japan Medical Dynamic Marketing, Inc.        10,700     99,169       0.0%
    Japan Oil Transportation Co., Ltd.              400     12,187       0.0%
    Japan Property Management Center Co., Ltd.    3,900     57,166       0.0%
    Japan Pulp & Paper Co., Ltd.                  3,800    157,905       0.0%
    Japan Securities Finance Co., Ltd.           44,800    294,384       0.0%
    Japan Steel Works, Ltd. (The)                25,000    818,878       0.0%
    Japan Tobacco, Inc.                          59,500  1,599,431       0.1%
    Japan Transcity Corp.                        10,000     46,322       0.0%
    Japan Wool Textile Co., Ltd. (The)           25,000    260,594       0.0%
    JBCC Holdings, Inc.                           2,800     26,982       0.0%
    JCU Corp.                                    10,000    226,106       0.0%
    Jeol, Ltd.                                    8,000     68,560       0.0%
    JFE Holdings, Inc.                           79,832  1,638,340       0.1%
    JGC Corp.                                    38,700    948,496       0.1%
*   JIG-SAW, Inc.                                   900     30,461       0.0%
    Jimoto Holdings, Inc.                        37,300     65,132       0.0%
    JINS, Inc.                                    4,400    238,284       0.0%
    JK Holdings Co., Ltd.                         5,200     44,658       0.0%
    JMS Co., Ltd.                                 2,500     14,604       0.0%
    Joban Kosan Co., Ltd.                         2,100     36,869       0.0%
    Joshin Denki Co., Ltd.                        8,000    330,839       0.0%
    JP-Holdings, Inc.                            16,300     49,124       0.0%
    JSP Corp.                                     5,400    174,782       0.0%
    JSR Corp.                                    39,700    747,871       0.0%
    JTEKT Corp.                                  79,300  1,283,085       0.1%
    Juki Corp.                                   15,100    218,828       0.0%
    Juroku Bank, Ltd. (The)                      13,600    358,781       0.0%
    Justsystems Corp.                             8,400    198,555       0.0%
    JVC Kenwood Corp.                            47,000    163,737       0.0%
    JXTG Holdings, Inc.                         684,968  4,465,144       0.1%
    K's Holdings Corp.                           59,720    861,345       0.0%
    kabu.com Securities Co., Ltd.                59,300    215,460       0.0%
*   Kadokawa Dwango                              25,043    258,993       0.0%
    Kadoya Sesame Mills, Inc.                       200     11,544       0.0%
    Kaga Electronics Co., Ltd.                    8,000    197,846       0.0%
    Kajima Corp.                                222,000  2,138,767       0.1%
    Kakaku.com, Inc.                             19,300    367,942       0.0%
    Kaken Pharmaceutical Co., Ltd.               15,400    910,686       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                       SHARES   VALUE++   OF NET ASSETS**
                                                       ------- ---------- ---------------
JAPAN -- (Continued)
    Kakiyasu Honten Co., Ltd.                            1,200 $   32,657       0.0%
    Kameda Seika Co., Ltd.                               4,000    196,822       0.0%
    Kamei Corp.                                         10,900    151,220       0.0%
    Kamigumi Co., Ltd.                                  31,500    709,115       0.0%
    Kanaden Corp.                                        6,300     77,841       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                        2,000     67,597       0.0%
    Kanamic Network Co., Ltd.                              600     10,254       0.0%
    Kanamoto Co., Ltd.                                  16,100    550,139       0.0%
    Kandenko Co., Ltd.                                  37,000    438,192       0.0%
    Kaneka Corp.                                        89,000    879,432       0.0%
    Kaneko Seeds Co., Ltd.                               1,000     15,260       0.0%
    Kanematsu Corp.                                     35,800    546,794       0.0%
    Kanematsu Electronics, Ltd.                          6,200    196,576       0.0%
    Kansai Electric Power Co., Inc. (The)               37,800    528,889       0.0%
*   Kansai Mirai Financial Group, Inc.                  37,123    294,077       0.0%
    Kansai Paint Co., Ltd.                              17,000    381,985       0.0%
    Kansai Super Market, Ltd.                            2,500     26,973       0.0%
    Kanto Denka Kogyo Co., Ltd.                         24,300    225,290       0.0%
    Kao Corp.                                           13,800    992,027       0.1%
    Kappa Create Co., Ltd.                                 900     11,104       0.0%
    Kasai Kogyo Co., Ltd.                               13,400    188,314       0.0%
    Katakura & Co-op Agri Corp.                          1,800     20,510       0.0%
    Kato Sangyo Co., Ltd.                               10,300    379,229       0.0%
    Kato Works Co., Ltd.                                 4,200     98,331       0.0%
    KAWADA TECHNOLOGIES, Inc.                            1,700     98,555       0.0%
    Kawagishi Bridge Works Co., Ltd.                       800     33,337       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.    4,300    139,926       0.0%
    Kawasaki Heavy Industries, Ltd.                     32,300  1,079,856       0.1%
*   Kawasaki Kisen Kaisha, Ltd.                         36,700    848,696       0.0%
    KDDI Corp.                                         114,600  3,076,276       0.1%
    KeePer Technical Laboratory Co., Ltd.                  900     11,531       0.0%
    Keihan Holdings Co., Ltd.                           31,200  1,007,400       0.1%
    Keihanshin Building Co., Ltd.                       12,700    108,206       0.0%
    Keihin Co., Ltd.                                     2,900     43,839       0.0%
    Keihin Corp.                                        19,600    387,180       0.0%
    Keikyu Corp.                                        12,600    230,844       0.0%
    Keio Corp.                                           6,000    273,903       0.0%
    Keisei Electric Railway Co., Ltd.                   14,800    481,880       0.0%
    Keiyo Bank, Ltd. (The)                              99,000    453,129       0.0%
    Keiyo Co., Ltd.                                     11,600     60,460       0.0%
    KEL Corp.                                            1,500     17,211       0.0%
    Kenko Mayonnaise Co., Ltd.                           6,200    217,220       0.0%
    Kewpie Corp.                                        44,200  1,029,925       0.1%
    Key Coffee, Inc.                                     4,400     87,498       0.0%
    Keyence Corp.                                          904    551,240       0.0%
    KFC Holdings Japan, Ltd.                             8,000    146,563       0.0%
*   KI Holdings Co., Ltd.                                5,000     23,626       0.0%
    Ki-Star Real Estate Co., Ltd.                        2,900     77,085       0.0%
    Kikkoman Corp.                                      10,000    433,344       0.0%
    King Jim Co., Ltd.                                   1,800     17,682       0.0%
*   Kinki Sharyo Co., Ltd. (The)                         1,700     39,809       0.0%
*   Kintetsu Department Store Co., Ltd.                  1,300     46,278       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------- ---------- ---------------
JAPAN -- (Continued)
    Kintetsu Group Holdings Co., Ltd.     9,200 $  373,809       0.0%
    Kintetsu World Express, Inc.         19,100    355,345       0.0%
    Kirin Holdings Co., Ltd.             83,740  2,350,499       0.1%
    Kirindo Holdings Co., Ltd.            2,900     78,568       0.0%
    Kita-Nippon Bank, Ltd. (The)          2,800     73,104       0.0%
    Kitagawa Iron Works Co., Ltd.         4,400    112,144       0.0%
    Kitano Construction Corp.            18,000     65,537       0.0%
    Kitanotatsujin Corp.                 12,900     98,137       0.0%
    Kito Corp.                           13,200    253,949       0.0%
    Kitz Corp.                           32,800    274,228       0.0%
    Kiyo Bank, Ltd. (The)                29,200    475,418       0.0%
    KLab, Inc.                           15,600    265,196       0.0%
    Koa Corp.                            14,500    316,324       0.0%
    Koatsu Gas Kogyo Co., Ltd.            9,200     81,023       0.0%
    Kobayashi Pharmaceutical Co., Ltd.    5,200    438,775       0.0%
    Kobe Bussan Co., Ltd.                 3,600    174,416       0.0%
*   Kobe Electric Railway Co., Ltd.       1,000     36,386       0.0%
    Kobe Steel, Ltd.                    188,000  1,933,873       0.1%
    Kobelco Eco-Solutions Co., Ltd.       1,200     21,055       0.0%
    Kohnan Shoji Co., Ltd.               11,700    305,547       0.0%
    Kohsoku Corp.                         4,100     50,797       0.0%
    Koito Manufacturing Co., Ltd.        19,000  1,271,556       0.1%
*   Kojima Co., Ltd.                     13,400     59,509       0.0%
    Kokusai Co., Ltd.                     3,100     27,720       0.0%
    Kokuyo Co., Ltd.                     34,200    617,698       0.0%
    KOMAIHALTEC, Inc.                     1,200     27,227       0.0%
    Komatsu Wall Industry Co., Ltd.       3,200     69,809       0.0%
    Komatsu, Ltd.                        57,300  1,953,283       0.1%
    KOMEDA Holdings Co., Ltd.            12,600    254,286       0.0%
    Komehyo Co., Ltd.                     3,500     57,784       0.0%
    Komeri Co., Ltd.                     12,800    341,626       0.0%
    Konaka Co., Ltd.                      7,400     40,104       0.0%
    Konami Holdings Corp.                14,600    716,993       0.0%
    Kondotec, Inc.                        4,500     38,051       0.0%
    Konica Minolta, Inc.                122,200  1,048,942       0.1%
    Konishi Co., Ltd.                    12,400    202,170       0.0%
    Konoike Transport Co., Ltd.          11,000    192,336       0.0%
    Konoshima Chemical Co., Ltd.          4,600     45,177       0.0%
    Kosaido Co., Ltd.                     5,600     26,759       0.0%
    Kose Corp.                            2,600    480,471       0.0%
    Kosei Securities Co., Ltd. (The)      2,500     32,334       0.0%
    Koshidaka Holdings Co., Ltd.          3,400    205,682       0.0%
    Kotobuki Spirits Co., Ltd.            6,400    303,463       0.0%
    Kourakuen Holdings Corp.              3,500     59,275       0.0%
    Krosaki Harima Corp.                  2,900    133,821       0.0%
    KRS Corp.                             2,700     68,824       0.0%
    KU Holdings Co., Ltd.                 4,600     48,681       0.0%
    Kubota Corp.                         19,000    320,350       0.0%
    Kubota Corp. Sponsored ADR            4,000    338,880       0.0%
    Kumagai Gumi Co., Ltd.               17,700    602,303       0.0%
    Kumiai Chemical Industry Co., Ltd.   33,670    213,715       0.0%
    Kura Corp.                            4,200    301,809       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Kurabo Industries, Ltd.                   76,000 $  250,792       0.0%
    Kuraray Co., Ltd.                         98,700  1,643,765       0.1%
    Kureha Corp.                               6,200    421,004       0.0%
    Kurimoto, Ltd.                             5,100     95,421       0.0%
    Kurita Water Industries, Ltd.             22,500    728,634       0.0%
    Kuriyama Holdings Corp.                    4,200     85,512       0.0%
    Kusuri no Aoki Holdings Co., Ltd.          3,900    267,503       0.0%
    KYB Corp.                                  9,400    452,860       0.0%
    Kyoden Co., Ltd.                           2,800     11,281       0.0%
    Kyodo Printing Co., Ltd.                   2,900     88,672       0.0%
    Kyoei Steel, Ltd.                          8,300    172,834       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.          11,000    173,931       0.0%
    Kyokuto Securities Co., Ltd.               6,600     94,642       0.0%
    Kyokuyo Co., Ltd.                          4,000    137,563       0.0%
    KYORIN Holdings, Inc.                     16,900    330,475       0.0%
    Kyoritsu Maintenance Co., Ltd.            13,920    655,595       0.0%
    Kyoritsu Printing Co., Ltd.                7,300     24,721       0.0%
    Kyosan Electric Manufacturing Co., Ltd.   17,100    109,854       0.0%
    Kyowa Electronics Instruments Co., Ltd.    4,600     18,295       0.0%
    Kyowa Exeo Corp.                          30,500    793,156       0.0%
    Kyowa Hakko Kirin Co., Ltd.               17,200    372,172       0.0%
    Kyowa Leather Cloth Co., Ltd.              3,700     33,038       0.0%
    Kyudenko Corp.                            15,000    700,860       0.0%
    Kyushu Electric Power Co., Inc.           24,000    297,360       0.0%
    Kyushu Financial Group, Inc.              99,050    485,837       0.0%
    Kyushu Railway Co.                         8,900    284,827       0.0%
    LAC Co., Ltd.                              3,800     44,749       0.0%
    Lacto Japan Co., Ltd.                      1,600     74,845       0.0%
*   Laox Co., Ltd.                            13,100     61,325       0.0%
    Lasertec Corp.                            15,000    495,589       0.0%
    Lawson, Inc.                               7,000    462,427       0.0%
    LEC, Inc.                                  6,800    238,825       0.0%
    Leopalace21 Corp.                        131,200  1,137,888       0.1%
    Life Corp.                                 7,900    197,427       0.0%
    LIFULL Co., Ltd.                          15,600    126,722       0.0%
    Like Co., Ltd.                             1,600     28,557       0.0%
    Linical Co., Ltd.                          3,300     53,966       0.0%
    Link And Motivation, Inc.                  9,800     99,349       0.0%
    Lintec Corp.                              16,400    474,582       0.0%
    Lion Corp.                                36,000    775,491       0.0%
*   Litalico, Inc.                             1,300     19,626       0.0%
    LIXIL Group Corp.                         43,000    963,024       0.1%
    Lonseal Corp.                                400      8,408       0.0%
    Look Holdings, Inc.                       15,000     46,885       0.0%
    Luckland Co., Ltd.                         1,000     23,727       0.0%
*   M&A Capital Partners Co., Ltd.             1,800    129,864       0.0%
    m-up, Inc.                                 2,000     27,402       0.0%
    M3, Inc.                                   8,600    324,098       0.0%
    Mabuchi Motor Co., Ltd.                    8,800    442,116       0.0%
    Macnica Fuji Electronics Holdings, Inc.   14,550    248,927       0.0%
    Maeda Corp.                               54,000    666,460       0.0%
    Maeda Kosen Co., Ltd.                     10,100    153,374       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------- ---------- ---------------
JAPAN -- (Continued)
    Maeda Road Construction Co., Ltd.     21,800 $  470,390       0.0%
    Makino Milling Machine Co., Ltd.      41,000    386,931       0.0%
    Makita Corp.                          11,200    501,811       0.0%
    Mamezou Holdings Co., Ltd.             6,100     71,777       0.0%
    Mamiya-Op Co., Ltd.                    2,700     28,919       0.0%
    Mandom Corp.                           6,000    216,302       0.0%
    Mani, Inc.                             5,600    227,215       0.0%
    Marubeni Corp.                       207,400  1,557,481       0.1%
    Marubun Corp.                          4,300     38,510       0.0%
    Marudai Food Co., Ltd.                49,000    241,013       0.0%
    Marufuji Sheet Piling Co., Ltd.          300      7,963       0.0%
    Maruha Nichiro Corp.                  24,800    834,775       0.0%
    Marui Group Co., Ltd.                 51,800  1,075,090       0.1%
    Maruichi Steel Tube, Ltd.             13,600    464,196       0.0%
    Maruka Machinery Co., Ltd.             2,500     47,225       0.0%
    Marusan Securities Co., Ltd.           8,700     82,841       0.0%
    Maruwa Co., Ltd.                       3,400    280,231       0.0%
    Maruwa Unyu Kikan Co., Ltd.            5,200    151,386       0.0%
    Maruyama Manufacturing Co., Inc.       1,400     24,320       0.0%
*   Maruzen CHI Holdings Co., Ltd.         3,700     12,036       0.0%
    Maruzen Showa Unyu Co., Ltd.          20,000     94,543       0.0%
    Marvelous, Inc.                        8,400     71,862       0.0%
    Matsuda Sangyo Co., Ltd.               5,700     95,961       0.0%
    Matsui Construction Co., Ltd.          7,200     57,179       0.0%
    Matsui Securities Co., Ltd.           17,600    171,594       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.   19,600    873,104       0.0%
    Matsuya Co., Ltd.                      5,100     65,296       0.0%
    Matsuya Foods Co., Ltd.                4,400    153,765       0.0%
    Max Co., Ltd.                         12,000    156,069       0.0%
    Maxell Holdings, Ltd.                 14,300    281,983       0.0%
    Maxvalu Tokai Co., Ltd.                2,100     46,954       0.0%
    Mazda Motor Corp.                    134,900  1,875,637       0.1%
    McDonald's Holdings Co. Japan, Ltd.    1,300     60,837       0.0%
    MCJ Co., Ltd.                         19,700    261,418       0.0%
    Mebuki Financial Group, Inc.         248,650    965,116       0.1%
    MEC Co., Ltd.                          6,900    114,898       0.0%
    Media Do Holdings Co., Ltd.            2,100     37,071       0.0%
*   Medical Data Vision Co., Ltd.          3,400     49,151       0.0%
    Medical System Network Co., Ltd.      10,600     55,927       0.0%
    Medipal Holdings Corp.                36,700    787,319       0.0%
    Medius Holdings Co., Ltd.              2,700     25,120       0.0%
*   Megachips Corp.                        9,800    314,332       0.0%
    Megmilk Snow Brand Co., Ltd.          25,500    767,688       0.0%
    Meidensha Corp.                       90,000    354,169       0.0%
    Meiji Electric Industries Co., Ltd.    1,200     19,708       0.0%
    MEIJI Holdings Co., Ltd.              14,274  1,144,780       0.1%
    Meiji Shipping Co., Ltd.               7,600     29,782       0.0%
    Meiko Electronics Co., Ltd.           12,700    214,413       0.0%
    Meiko Network Japan Co., Ltd.         10,300    116,757       0.0%
    Meisei Industrial Co., Ltd.           14,100    105,316       0.0%
    Meitec Corp.                           8,600    471,559       0.0%
    Meiwa Corp.                            7,500     36,228       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                         SHARES   VALUE++   OF NET ASSETS**
                                                         ------- ---------- ---------------
JAPAN -- (Continued)
     Meiwa Estate Co., Ltd.                                4,600 $   31,578       0.0%
     Menicon Co., Ltd.                                    11,500    300,148       0.0%
     Mercuria Investment Co., Ltd.                         1,700     16,747       0.0%
     Mesco, Inc.                                           1,800     21,933       0.0%
     METAWATER Co., Ltd.                                   4,700    138,393       0.0%
     Michinoku Bank, Ltd. (The)                            7,500    121,464       0.0%
     Mie Kotsu Group Holdings, Inc.                       22,400    106,479       0.0%
     Mikuni Corp.                                         11,600     66,743       0.0%
     Milbon Co., Ltd.                                      6,192    269,023       0.0%
     Mimaki Engineering Co., Ltd.                          6,800     53,370       0.0%
     Mimasu Semiconductor Industry Co., Ltd.               8,400    147,921       0.0%
     Minebea Mitsumi, Inc.                               115,375  2,307,592       0.1%
     Ministop Co., Ltd.                                    6,400    132,780       0.0%
     Miraca Holdings, Inc.                                18,500    720,204       0.0%
     Mirait Holdings Corp.                                21,780    345,418       0.0%
     Miroku Jyoho Service Co., Ltd.                        5,300    150,884       0.0%
     Misawa Homes Co., Ltd.                               10,500     88,666       0.0%
     MISUMI Group, Inc.                                   19,500    538,130       0.0%
     Mitachi Co., Ltd.                                     1,300     13,227       0.0%
     Mitani Corp.                                          3,700    175,625       0.0%
     Mitani Sekisan Co., Ltd.                              1,200     27,449       0.0%
     Mito Securities Co., Ltd.                            29,500    113,932       0.0%
     Mitsuba Corp.                                        16,600    242,311       0.0%
     Mitsubishi Chemical Holdings Corp.                  434,200  4,107,359       0.1%
     Mitsubishi Corp.                                     90,400  2,492,830       0.1%
     Mitsubishi Electric Corp.                           147,000  2,253,591       0.1%
     Mitsubishi Estate Co., Ltd.                          71,900  1,313,795       0.1%
     Mitsubishi Gas Chemical Co., Inc.                    46,500  1,089,749       0.1%
     Mitsubishi Heavy Industries, Ltd.                    47,350  1,871,828       0.1%
     Mitsubishi Kakoki Kaisha, Ltd.                        3,500     72,878       0.0%
     Mitsubishi Logisnext Co., Ltd.                       15,800    136,155       0.0%
     Mitsubishi Logistics Corp.                           18,500    426,704       0.0%
     Mitsubishi Materials Corp.                           44,800  1,363,587       0.1%
     Mitsubishi Motors Corp.                              89,500    666,042       0.0%
     Mitsubishi Paper Mills, Ltd.                         14,500     91,445       0.0%
     Mitsubishi Pencil Co., Ltd.                           6,800    135,133       0.0%
     Mitsubishi Research Institute, Inc.                   3,000    105,237       0.0%
     Mitsubishi Shokuhin Co., Ltd.                         5,900    172,163       0.0%
     Mitsubishi Tanabe Pharma Corp.                       25,000    474,832       0.0%
     Mitsubishi UFJ Financial Group, Inc.                453,700  3,040,399       0.1%
     Mitsubishi UFJ Financial Group, Inc. Sponsored ADR  398,245  2,660,277       0.1%
     Mitsubishi UFJ Lease & Finance Co., Ltd.            184,600  1,173,515       0.1%
     Mitsuboshi Belting, Ltd.                             18,000    205,315       0.0%
     Mitsui & Co., Ltd. Sponsored ADR                        249     90,015       0.0%
     Mitsui Chemicals, Inc.                               49,600  1,421,842       0.1%
*    Mitsui E&S Holdings Co., Ltd.                        31,200    534,693       0.0%
     Mitsui Fudosan Co., Ltd.                             34,000    870,925       0.0%
     Mitsui High-Tec, Inc.                                 8,800    128,902       0.0%
     Mitsui Home Co., Ltd.                                13,000     86,281       0.0%
     Mitsui Matsushima Co., Ltd.                           4,400     63,020       0.0%
     Mitsui Mining & Smelting Co., Ltd.                   29,600  1,251,220       0.1%
     Mitsui OSK Lines, Ltd.                               37,100  1,098,961       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                          --------- ---------- ---------------
JAPAN -- (Continued)
    Mitsui Sugar Co., Ltd.                    6,300 $  251,665       0.0%
*   Mitsui-Soko Holdings Co., Ltd.           44,000    142,616       0.0%
    Miura Co., Ltd.                           3,200     97,173       0.0%
    Mixi, Inc.                               14,800    486,429       0.0%
    Miyaji Engineering Group, Inc.            2,200     42,964       0.0%
    Miyazaki Bank, Ltd. (The)                 7,400    239,530       0.0%
    Miyoshi Oil & Fat Co., Ltd.               3,300     43,981       0.0%
    Mizuho Financial Group, Inc.          2,047,455  3,704,331       0.1%
    Mizuho Financial Group, Inc. ADR          5,047     18,371       0.0%
    Mizuno Corp.                              8,800    284,530       0.0%
    Mobile Factory, Inc.                      2,000     22,619       0.0%
    Mochida Pharmaceutical Co., Ltd.          3,200    225,466       0.0%
    Modec, Inc.                               8,600    228,225       0.0%
    Monex Group, Inc.                        79,000    449,343       0.0%
    Monogatari Corp. (The)                    2,400    260,341       0.0%
    MonotaRO Co., Ltd.                       12,400    432,216       0.0%
    MORESCO Corp.                             5,600     99,536       0.0%
    Morinaga & Co., Ltd.                      9,800    477,230       0.0%
    Morinaga Milk Industry Co., Ltd.         19,900    874,062       0.0%
    Morita Holdings Corp.                    11,100    217,688       0.0%
    Morito Co., Ltd.                          7,000     66,017       0.0%
    Morozoff, Ltd.                              900     54,567       0.0%
*   Morpho, Inc.                                700     23,738       0.0%
    Mory Industries, Inc.                     1,600     48,380       0.0%
    MrMax Holdings, Ltd.                      8,300     56,351       0.0%
    MS&AD Insurance Group Holdings, Inc.     42,713  1,439,266       0.1%
    MTI, Ltd.                                18,200    108,780       0.0%
    Mugen Estate Co., Ltd.                    8,500    107,917       0.0%
    Murata Manufacturing Co., Ltd.           10,013  1,264,104       0.1%
    Musashi Seimitsu Industry Co., Ltd.      12,000    420,424       0.0%
    Musashino Bank, Ltd. (The)               12,400    413,137       0.0%
*   Mynet, Inc.                               2,900     33,568       0.0%
    N Field Co., Ltd.                         2,700     50,798       0.0%
    Nabtesco Corp.                           16,300    587,789       0.0%
    NAC Co., Ltd.                             6,500     54,211       0.0%
    Nachi-Fujikoshi Corp.                    82,000    425,171       0.0%
    Nagaileben Co., Ltd.                      2,000     52,894       0.0%
    Nagano Bank, Ltd. (The)                   3,600     60,660       0.0%
    Nagase & Co., Ltd.                       43,500    742,856       0.0%
    Nagatanien Holdings Co., Ltd.             7,000     93,428       0.0%
    Nagawa Co., Ltd.                          1,800     76,835       0.0%
    Nagoya Railroad Co., Ltd.                24,400    639,064       0.0%
    Naigai Tec Corp.                            800     24,540       0.0%
    Naigai Trans Line, Ltd.                   1,700     28,438       0.0%
    Nakabayashi Co., Ltd.                     5,800     33,514       0.0%
    Nakamuraya Co., Ltd.                        892     39,555       0.0%
    Nakanishi, Inc.                          12,600    262,678       0.0%
    Nakano Corp.                              8,000     45,514       0.0%
    Nakayama Steel Works, Ltd.                9,500     66,743       0.0%
    Nankai Electric Railway Co., Ltd.        15,000    398,827       0.0%
    Nanto Bank, Ltd. (The)                   12,000    333,097       0.0%
    Narasaki Sangyo Co., Ltd.                 6,000     23,292       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
JAPAN -- (Continued)
    Natori Co., Ltd.                              2,300 $   40,882       0.0%
    NEC Capital Solutions, Ltd.                   4,000     76,324       0.0%
    NEC Corp.                                    70,400  1,929,669       0.1%
    NEC Networks & System Integration Corp.      11,000    287,808       0.0%
    NET One Systems Co., Ltd.                    30,700    494,105       0.0%
*   New Japan Chemical Co., Ltd.                  8,500     19,780       0.0%
*   New Japan Radio Co., Ltd.                     7,500     64,137       0.0%
*   Nexon Co., Ltd.                              32,200    468,555       0.0%
    Nextage Co., Ltd.                             9,500     97,189       0.0%
    Nexyz Group Corp.                             1,800     28,193       0.0%
    NGK Insulators, Ltd.                         55,900  1,025,427       0.1%
    NGK Spark Plug Co., Ltd.                     33,900    869,425       0.0%
    NH Foods, Ltd.                               16,500    720,828       0.0%
    NHK Spring Co., Ltd.                        127,600  1,410,063       0.1%
    Nicca Chemical Co., Ltd.                      1,000     11,499       0.0%
    Nice Holdings, Inc.                           2,400     32,276       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.           21,300    340,797       0.0%
    Nichias Corp.                                63,000    797,986       0.0%
    Nichiban Co., Ltd.                            2,500     79,889       0.0%
    Nichiha Corp.                                14,400    570,931       0.0%
    NichiiGakkan Co., Ltd.                       26,000    268,554       0.0%
    Nichimo Co., Ltd.                               700     11,602       0.0%
    Nichirei Corp.                               48,500  1,405,018       0.1%
    Nichirin Co., Ltd.                            4,030     98,299       0.0%
    Nidec Corp.                                   3,618    566,070       0.0%
    Nidec Corp. Sponsored ADR                     8,634    339,403       0.0%
    Nifco, Inc.                                  28,400    997,147       0.1%
    Nihon Chouzai Co., Ltd.                       3,860    120,253       0.0%
    Nihon Dempa Kogyo Co., Ltd.                   9,500     59,538       0.0%
    Nihon Denkei Co., Ltd.                          800     14,145       0.0%
    Nihon Flush Co., Ltd.                         2,300     56,761       0.0%
    Nihon House Holdings Co., Ltd.               17,500     91,931       0.0%
    Nihon Kohden Corp.                           14,100    402,963       0.0%
    Nihon M&A Center, Inc.                       24,400    712,153       0.0%
    Nihon Nohyaku Co., Ltd.                      18,500    119,950       0.0%
    Nihon Parkerizing Co., Ltd.                  28,200    446,468       0.0%
    Nihon Plast Co., Ltd.                         6,200     58,156       0.0%
    Nihon Tokushu Toryo Co., Ltd.                 3,600     75,062       0.0%
    Nihon Trim Co., Ltd.                          2,500    104,027       0.0%
    Nihon Unisys, Ltd.                           38,200    792,840       0.0%
    Nihon Yamamura Glass Co., Ltd.               33,000     56,795       0.0%
    Nikkiso Co., Ltd.                            25,800    293,763       0.0%
    Nikkon Holdings Co., Ltd.                    23,900    635,931       0.0%
    Nikon Corp.                                  37,000    643,818       0.0%
    Nintendo Co., Ltd.                              300    126,053       0.0%
    Nippi, Inc.                                   1,200     49,419       0.0%
    Nippo Corp.                                  23,000    527,503       0.0%
    Nippon Air Conditioning Services Co., Ltd.    5,500     38,964       0.0%
    Nippon Aqua Co., Ltd.                         5,900     23,728       0.0%
    Nippon Carbide Industries Co., Inc.           3,200     64,326       0.0%
    Nippon Chemi-Con Corp.                        5,800    134,262       0.0%
    Nippon Chemiphar Co., Ltd.                      900     38,022       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Coke & Engineering Co., Ltd.       81,900 $   87,483       0.0%
    Nippon Commercial Development Co., Ltd.    5,200     85,071       0.0%
    Nippon Concept Corp.                       1,700     22,929       0.0%
    Nippon Concrete Industries Co., Ltd.      25,800    106,869       0.0%
    Nippon Denko Co., Ltd.                    40,800    136,070       0.0%
    Nippon Densetsu Kogyo Co., Ltd.           11,800    242,191       0.0%
    Nippon Electric Glass Co., Ltd.           21,800    628,233       0.0%
    Nippon Express Co., Ltd.                  18,200  1,375,011       0.1%
    Nippon Filcon Co., Ltd.                    3,500     20,119       0.0%
    Nippon Flour Mills Co., Ltd.              23,300    380,024       0.0%
    Nippon Gas Co., Ltd.                      13,200    648,089       0.0%
    Nippon Hume Corp.                          8,800     67,067       0.0%
    Nippon Kayaku Co., Ltd.                   44,900    561,823       0.0%
    Nippon Kinzoku Co., Ltd.                   2,600     55,454       0.0%
    Nippon Kodoshi Corp.                       3,500     98,043       0.0%
    Nippon Koei Co., Ltd.                      6,400    187,617       0.0%
    Nippon Koshuha Steel Co., Ltd.             4,600     35,474       0.0%
    Nippon Light Metal Holdings Co., Ltd.    317,600    848,952       0.0%
    Nippon Paint Holdings Co., Ltd.           18,400    751,074       0.0%
    Nippon Paper Industries Co., Ltd.         39,600    758,426       0.0%
    Nippon Parking Development Co., Ltd.      60,400    101,309       0.0%
    Nippon Pillar Packing Co., Ltd.            7,400    106,880       0.0%
    Nippon Piston Ring Co., Ltd.               3,700     74,147       0.0%
    Nippon Road Co., Ltd. (The)                2,700    134,650       0.0%
    Nippon Seisen Co., Ltd.                    1,200     52,512       0.0%
*   Nippon Sharyo, Ltd.                       43,000    115,713       0.0%
*   Nippon Sheet Glass Co., Ltd.              30,200    246,536       0.0%
    Nippon Shokubai Co., Ltd.                  8,100    550,395       0.0%
    Nippon Signal Co., Ltd.                   20,500    194,561       0.0%
    Nippon Soda Co., Ltd.                     58,000    333,200       0.0%
    Nippon Steel & Sumikin Bussan Corp.        6,152    337,457       0.0%
    Nippon Steel & Sumitomo Metal Corp.       81,002  1,761,086       0.1%
    Nippon Suisan Kaisha, Ltd.               168,200    911,574       0.0%
    Nippon Systemware Co., Ltd.                4,000     89,436       0.0%
    Nippon Telegraph & Telephone Corp.        18,000    854,193       0.0%
    Nippon Thompson Co., Ltd.                 38,000    279,798       0.0%
    Nippon Tungsten Co., Ltd.                    800     20,022       0.0%
    Nippon Valqua Industries, Ltd.             8,600    236,930       0.0%
    Nippon View Hotel Co., Ltd.                2,800     38,814       0.0%
    Nippon Yakin Kogyo Co., Ltd.              55,300    148,259       0.0%
    Nippon Yusen K.K.                         53,600  1,140,100       0.1%
    Nipro Corp.                               68,600    987,354       0.1%
    Nishi-Nippon Financial Holdings, Inc.     55,000    660,438       0.0%
    Nishi-Nippon Railroad Co., Ltd.           17,200    477,610       0.0%
    Nishimatsu Construction Co., Ltd.         20,800    571,771       0.0%
    Nishimatsuya Chain Co., Ltd.              14,200    174,553       0.0%
    Nishio Rent All Co., Ltd.                  9,900    293,932       0.0%
    Nissan Chemical Industries, Ltd.          19,100    849,249       0.0%
    Nissan Motor Co., Ltd.                   515,200  5,420,145       0.2%
    Nissan Tokyo Sales Holdings Co., Ltd.     12,100     43,876       0.0%
    Nissei ASB Machine Co., Ltd.               3,100    191,776       0.0%
    Nissei Build Kogyo Co., Ltd.              17,900    222,897       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------- ---------- ---------------
JAPAN -- (Continued)
    Nissei Plastic Industrial Co., Ltd.    9,700 $  125,192       0.0%
    Nissha Co., Ltd.                       6,800    160,089       0.0%
    Nisshin Fudosan Co.                   11,400     85,613       0.0%
    Nisshin Oillio Group, Ltd. (The)      13,000    373,769       0.0%
    Nisshin Seifun Group, Inc.            14,430    315,313       0.0%
    Nisshin Steel Co., Ltd.               18,840    249,320       0.0%
    Nisshinbo Holdings, Inc.              62,780    884,725       0.0%
    Nissin Corp.                           7,000    181,448       0.0%
    Nissin Electric Co., Ltd.             21,400    214,559       0.0%
    Nissin Foods Holdings Co., Ltd.          100      7,363       0.0%
    Nissin Kogyo Co., Ltd.                18,800    329,877       0.0%
    Nitori Holdings Co., Ltd.              3,700    623,949       0.0%
    Nitta Corp.                            6,100    231,906       0.0%
    Nitta Gelatin, Inc.                    4,400     34,301       0.0%
    Nittan Valve Co., Ltd.                 9,600     29,909       0.0%
    Nitto Boseki Co., Ltd.                 9,900    213,825       0.0%
    Nitto Denko Corp.                     12,400    921,876       0.1%
    Nitto Kogyo Corp.                     10,200    175,097       0.0%
    Nitto Kohki Co., Ltd.                  2,500     65,707       0.0%
    Nitto Seiko Co., Ltd.                 10,300     73,821       0.0%
    Nittoc Construction Co., Ltd.         12,900     74,169       0.0%
    Nittoku Engineering Co., Ltd.          1,200     41,451       0.0%
    Noda Corp.                             6,400     69,218       0.0%
    Noevir Holdings Co., Ltd.              1,900    136,632       0.0%
    NOF Corp.                             21,400    638,539       0.0%
    Nohmi Bosai, Ltd.                      8,400    180,665       0.0%
    Nojima Corp.                          18,400    454,262       0.0%
    NOK Corp.                             40,700    832,369       0.0%
    Nomura Co., Ltd.                      10,400    208,937       0.0%
    Nomura Holdings, Inc.                199,000  1,146,151       0.1%
    Nomura Holdings, Inc. Sponsored ADR  119,749    686,162       0.0%
    Nomura Real Estate Holdings, Inc.     41,300  1,022,027       0.1%
    Nomura Research Institute, Ltd.        3,993    205,659       0.0%
    Noritake Co., Ltd.                     4,200    179,204       0.0%
    Noritsu Koki Co., Ltd.                 7,200    179,859       0.0%
    Noritz Corp.                          13,100    238,690       0.0%
    North Pacific Bank, Ltd.             124,900    421,406       0.0%
    Nozawa Corp.                           2,500     28,343       0.0%
    NS Solutions Corp.                    11,300    327,151       0.0%
    NS Tool Co., Ltd.                      1,200     32,684       0.0%
    NS United Kaiun Kaisha, Ltd.           4,700     97,557       0.0%
    NSD Co., Ltd.                          6,930    144,485       0.0%
    NSK, Ltd.                             99,700  1,334,153       0.1%
    NTN Corp.                            253,500  1,115,010       0.1%
    NTT Data Corp.                        53,000    571,180       0.0%
    NTT DOCOMO, Inc.                     149,700  3,867,350       0.1%
    NTT Urban Development Corp.           24,800    292,201       0.0%
    Nuflare Technology, Inc.               2,000    132,071       0.0%
    Oat Agrio Co., Ltd.                      900     33,451       0.0%
    Obara Group, Inc.                      6,600    389,972       0.0%
    Obayashi Corp.                       148,700  1,712,461       0.1%
    Obic Co., Ltd.                         4,200    351,797       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
 JAPAN -- (Continued)
     Odakyu Electric Railway Co., Ltd.        11,500 $  247,519       0.0%
     Odelic Co., Ltd.                          1,800     73,157       0.0%
     Oenon Holdings, Inc.                     33,000    140,258       0.0%
     Ogaki Kyoritsu Bank, Ltd. (The)          14,700    370,564       0.0%
     Ohba Co., Ltd.                            4,400     25,572       0.0%
     Ohsho Food Service Corp.                  4,800    240,897       0.0%
     Oiles Corp.                               5,884    127,158       0.0%
     Oita Bank, Ltd. (The)                     4,600    168,793       0.0%
     Oji Holdings Corp.                      271,000  1,906,376       0.1%
     Okabe Co., Ltd.                          18,500    175,753       0.0%
     Okamoto Industries, Inc.                 18,000    180,108       0.0%
     Okamoto Machine Tool Works, Ltd.          2,400     79,139       0.0%
     Okamura Corp.                            27,100    365,894       0.0%
     Okasan Securities Group, Inc.            66,000    377,126       0.0%
     Oki Electric Industry Co., Ltd.          33,300    449,286       0.0%
     Okinawa Cellular Telephone Co.            4,100    152,614       0.0%
     Okinawa Electric Power Co., Inc. (The)    8,915    271,854       0.0%
     OKK Corp.                                 4,700     48,634       0.0%
     OKUMA Corp.                               8,200    468,390       0.0%
     Okumura Corp.                            12,600    521,625       0.0%
     Okura Industrial Co., Ltd.               17,000     94,717       0.0%
     Okuwa Co., Ltd.                          10,000    107,830       0.0%
     Olympic Group Corp.                       1,500      7,718       0.0%
     Olympus Corp.                            12,800    477,319       0.0%
     Omikenshi Co., Ltd.                      28,000     28,259       0.0%
     Omron Corp.                              17,200    928,273       0.1%
     Ono Pharmaceutical Co., Ltd.              6,800    157,184       0.0%
     ONO Sokki Co., Ltd.                       2,500     19,439       0.0%
     Onoken Co., Ltd.                          6,900    121,127       0.0%
     Onward Holdings Co., Ltd.                51,500    424,405       0.0%
     Ootoya Holdings Co., Ltd.                 1,100     22,189       0.0%
 *   Open Door, Inc.                           2,600     47,966       0.0%
     Open House Co., Ltd.                     12,800    712,597       0.0%
     OPT Holding, Inc.                         5,600     83,455       0.0%
     Optex Group Co., Ltd.                     7,800    234,285       0.0%
 *   Optim Corp.                                 900     21,196       0.0%
     Oracle Corp.                              2,400    197,154       0.0%
     Organo Corp.                              2,800     87,467       0.0%
     Orient Corp.                            187,300    289,171       0.0%
     Oriental Land Co., Ltd.                   4,800    478,343       0.0%
     Origin Electric Co., Ltd.                 1,600     26,112       0.0%
     Osaka Gas Co., Ltd.                      20,600    443,599       0.0%
     Osaka Organic Chemical Industry, Ltd.     5,800     75,594       0.0%
     Osaka Soda Co., Ltd.                      7,400    206,722       0.0%
     OSAKA Titanium Technologies Co., Ltd.     9,800    181,680       0.0%
     Osaki Electric Co., Ltd.                 19,900    144,225       0.0%
     OSG Corp.                                37,700    834,462       0.0%
     OSJB Holdings Corp.                      52,900    155,009       0.0%
     Otsuka Corp.                              6,600    305,827       0.0%
     Otsuka Holdings Co., Ltd.                11,500    601,251       0.0%
     Outsourcing, Inc.                        27,400    459,372       0.0%
     Pacific Industrial Co., Ltd.             19,700    279,425       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES   VALUE++   OF NET ASSETS**
                                                    ------- ---------- ---------------
JAPAN -- (Continued)
*   Pacific Metals Co., Ltd.                          5,900 $  207,005       0.0%
    Pack Corp. (The)                                  3,600    136,326       0.0%
    PAL GROUP Holdings Co., Ltd.                      5,200    142,448       0.0%
    PALTAC Corp.                                     12,750    638,170       0.0%
    Paltek Corp.                                      3,000     18,095       0.0%
    Panasonic Corp.                                 171,944  2,546,000       0.1%
    PAPYLESS Co., Ltd.                                1,100     20,073       0.0%
    Paraca, Inc.                                      2,400     53,509       0.0%
    Paramount Bed Holdings Co., Ltd.                  5,000    248,775       0.0%
    Parco Co., Ltd.                                  10,500    131,295       0.0%
    Park24 Co., Ltd.                                 14,000    396,581       0.0%
    Parker Corp.                                      4,000     22,025       0.0%
*   Pasco Corp.                                      12,000     35,427       0.0%
    Pasona Group, Inc.                               10,000    166,025       0.0%
    PC Depot Corp.                                   14,720     96,368       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.    6,600     46,223       0.0%
    Penta-Ocean Construction Co., Ltd.              177,100  1,395,693       0.1%
    Persol Holdings Co., Ltd.                         3,000     71,310       0.0%
    PIA Corp.                                         1,100     66,550       0.0%
    Pigeon Corp.                                     11,700    548,426       0.0%
    Pilot Corp.                                       9,400    513,169       0.0%
    Piolax, Inc.                                     10,500    294,126       0.0%
*   Pioneer Corp.                                   157,900    246,309       0.0%
    Plant Co., Ltd.                                   2,400     29,770       0.0%
    Plenus Co., Ltd.                                  8,900    153,402       0.0%
    Pola Orbis Holdings, Inc.                         9,600    418,844       0.0%
    Poletowin Pitcrew Holdings, Inc.                  9,900    169,515       0.0%
    Press Kogyo Co., Ltd.                            40,300    232,240       0.0%
    Pressance Corp.                                  19,800    302,512       0.0%
    Prestige International, Inc.                     14,600    167,718       0.0%
    Prima Meat Packers, Ltd.                         84,000    512,496       0.0%
    Pronexus, Inc.                                    1,200     15,511       0.0%
    Prospect Co., Ltd.                              161,000     78,803       0.0%
    Proto Corp.                                       3,600     51,676       0.0%
    PS Mitsubishi Construction Co., Ltd.             19,300    127,221       0.0%
    Punch Industry Co., Ltd.                         11,100    119,645       0.0%
    Qol Co., Ltd.                                    12,400    254,171       0.0%
    Quick Co., Ltd.                                   1,800     29,539       0.0%
    Raccoon Co., Ltd.                                 3,200     18,758       0.0%
    Raito Kogyo Co., Ltd.                            21,500    233,625       0.0%
    Rakus Co., Ltd.                                   2,500     35,433       0.0%
    Rakuten, Inc.                                   106,200    754,718       0.0%
    Rasa Corp.                                        3,200     26,895       0.0%
    Rasa Industries, Ltd.                             3,900     79,774       0.0%
    Raysum Co., Ltd.                                  7,000     91,239       0.0%
    Recruit Holdings Co., Ltd.                       29,900    689,403       0.0%
    Relia, Inc.                                       2,200     27,970       0.0%
    Relo Group, Inc.                                 26,000    584,088       0.0%
    Renaissance, Inc.                                 3,300     57,487       0.0%
    Renesas Easton Co., Ltd.                          2,900     18,251       0.0%
*   Renesas Electronics Corp.                        11,800    123,094       0.0%
    Rengo Co., Ltd.                                  81,000    696,319       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
 JAPAN -- (Continued)
 *   Renown, Inc.                            28,700 $   43,094       0.0%
     Resol Holdings Co., Ltd.                   500     19,916       0.0%
     Resona Holdings, Inc.                  334,000  1,897,814       0.1%
     Resorttrust, Inc.                       17,100    354,085       0.0%
     Rheon Automatic Machinery Co., Ltd.      6,100    112,269       0.0%
     Riberesute Corp.                         3,100     28,385       0.0%
     Ricoh Co., Ltd.                        168,481  1,646,275       0.1%
     Ricoh Leasing Co., Ltd.                  7,700    256,803       0.0%
     Ride On Express Holdings Co., Ltd.       4,300     41,054       0.0%
     Right On Co., Ltd.                       7,700     72,916       0.0%
     Riken Corp.                              3,300    189,804       0.0%
     Riken Keiki Co., Ltd.                    4,200     94,553       0.0%
     Riken Technos Corp.                     17,100     83,023       0.0%
     Riken Vitamin Co., Ltd.                  2,400     90,327       0.0%
     Ringer Hut Co., Ltd.                     5,300    128,781       0.0%
     Rinnai Corp.                             3,400    338,465       0.0%
     Rion Co., Ltd.                           3,100     70,693       0.0%
     Riso Kagaku Corp.                        7,360    147,164       0.0%
     Riso Kyoiku Co., Ltd.                    7,600     58,508       0.0%
     Rock Field Co., Ltd.                     5,600    106,998       0.0%
     Rohto Pharmaceutical Co., Ltd.          18,400    535,576       0.0%
     Rokko Butter Co., Ltd.                   8,900    212,220       0.0%
     Roland DG Corp.                          5,900    137,000       0.0%
     Rorze Corp.                              6,300    141,581       0.0%
     Round One Corp.                         38,000    549,621       0.0%
     Royal Holdings Co., Ltd.                12,900    350,642       0.0%
     RS Technologies Co., Ltd.                1,000     62,771       0.0%
 *   RVH, Inc.                                5,500     22,459       0.0%
     Ryobi, Ltd.                             11,000    281,034       0.0%
     Ryoden Corp.                             8,000    134,159       0.0%
     Ryohin Keikaku Co., Ltd.                 2,500    855,159       0.0%
     Ryosan Co., Ltd.                        13,300    494,926       0.0%
     S Foods, Inc.                            4,500    189,070       0.0%
     Sac's Bar Holdings, Inc.                 9,350    100,015       0.0%
     Sagami Rubber Industries Co., Ltd.       2,000     32,725       0.0%
     Saibu Gas Co., Ltd.                      8,600    232,436       0.0%
     Saizeriya Co., Ltd.                     13,800    318,786       0.0%
     Sakai Chemical Industry Co., Ltd.        5,600    146,265       0.0%
     Sakai Heavy Industries, Ltd.             1,600     67,817       0.0%
     Sakai Moving Service Co., Ltd.           4,900    264,798       0.0%
     Sakai Ovex Co., Ltd.                     1,900     41,545       0.0%
     Sakata INX Corp.                        16,800    256,711       0.0%
     Sakura Internet, Inc.                    5,700     40,862       0.0%
     Sala Corp.                              20,200    125,736       0.0%
     SAMTY Co., Ltd.                          9,500    175,569       0.0%
     San Holdings, Inc.                         500     13,511       0.0%
 *   San ju San Financial Group, Inc.         8,890    188,014       0.0%
     San-A Co., Ltd.                          5,000    266,630       0.0%
     San-Ai Oil Co., Ltd.                    25,000    393,578       0.0%
     San-In Godo Bank, Ltd. (The)            63,700    598,903       0.0%
 *   Sanden Holdings Corp.                   10,600    153,994       0.0%
     Sanei Architecture Planning Co., Ltd.    4,500     75,792       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
 JAPAN -- (Continued)
     Sangetsu Corp.                           11,800 $  243,523       0.0%
 *   Sanix, Inc.                              10,700     26,449       0.0%
     Sanken Electric Co., Ltd.                85,000    544,006       0.0%
     Sanko Metal Industrial Co., Ltd.            800     25,871       0.0%
     Sankyo Co., Ltd.                         12,600    441,720       0.0%
     Sankyo Frontier Co., Ltd.                 1,000     29,830       0.0%
     Sankyo Tateyama, Inc.                     9,900    146,871       0.0%
     Sankyu, Inc.                             18,800    913,707       0.0%
     Sanoh Industrial Co., Ltd.               10,500     75,014       0.0%
     Sanoyas Holdings Corp.                   16,500     39,925       0.0%
     Sanrio Co., Ltd.                          8,300    152,474       0.0%
     Sansha Electric Manufacturing Co., Ltd.   6,400     83,207       0.0%
     Sanshin Electronics Co., Ltd.            14,700    298,695       0.0%
     Santen Pharmaceutical Co., Ltd.          21,600    362,757       0.0%
     Sanwa Holdings Corp.                     66,200    850,080       0.0%
     Sanyo Chemical Industries, Ltd.           6,000    283,132       0.0%
     Sanyo Denki Co., Ltd.                     3,400    293,407       0.0%
     Sanyo Electric Railway Co., Ltd.          4,000    102,205       0.0%
     Sanyo Housing Nagoya Co., Ltd.            3,500     38,315       0.0%
     Sanyo Special Steel Co., Ltd.             8,800    223,899       0.0%
     Sanyo Trading Co., Ltd.                   4,600     90,360       0.0%
     Sapporo Holdings, Ltd.                   32,900    941,349       0.1%
     Sato Holdings Corp.                      12,400    347,886       0.0%
     Sato Shoji Corp.                          1,700     19,131       0.0%
     Satori Electric Co., Ltd.                11,200    113,228       0.0%
     Sawada Holdings Co., Ltd.                 7,000     63,963       0.0%
     Sawai Pharmaceutical Co., Ltd.           19,000    821,096       0.0%
     Saxa Holdings, Inc.                       2,300     44,717       0.0%
     SBI Holdings, Inc.                       79,930  2,015,458       0.1%
     SBS Holdings, Inc.                       10,400    129,454       0.0%
     Scala, Inc.                               9,000     66,860       0.0%
     SCREEN Holdings Co., Ltd.                 9,600    785,230       0.0%
     Scroll Corp.                             19,900     80,061       0.0%
     SCSK Corp.                                4,900    209,701       0.0%
     Secom Co., Ltd.                          10,300    772,745       0.0%
     Seed Co., Ltd.                            3,800    254,767       0.0%
     Sega Sammy Holdings, Inc.                75,400  1,238,573       0.1%
     Seibu Electric Industry Co., Ltd.           600     15,713       0.0%
     Seibu Holdings, Inc.                     44,800    755,340       0.0%
     Seika Corp.                               6,000    151,899       0.0%
     Seikagaku Corp.                           9,900    163,644       0.0%
     Seikitokyu Kogyo Co., Ltd.               16,300    104,787       0.0%
     Seiko Epson Corp.                        63,700  1,197,356       0.1%
     Seiko Holdings Corp.                     15,600    406,139       0.0%
     Seiko PMC Corp.                           2,100     23,692       0.0%
     Seino Holdings Co., Ltd.                 58,100  1,088,257       0.1%
     Seiren Co., Ltd.                         19,300    372,088       0.0%
     Sekisui Chemical Co., Ltd.               89,100  1,576,186       0.1%
     Sekisui House, Ltd.                      78,400  1,436,961       0.1%
     Sekisui Plastics Co., Ltd.                9,000    120,893       0.0%
     Senko Group Holdings Co., Ltd.           52,100    400,378       0.0%
     Senshu Electric Co., Ltd.                 2,500     73,969       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Senshu Ikeda Holdings, Inc.                  109,840 $  433,162       0.0%
*   Senshukai Co., Ltd.                           13,800     72,307       0.0%
    Septeni Holdings Co., Ltd.                    10,000     25,706       0.0%
    Seria Co., Ltd.                                7,200    352,832       0.0%
    Seven & I Holdings Co., Ltd.                  81,100  3,573,329       0.1%
    Seven Bank, Ltd.                             204,000    684,922       0.0%
    SFP Holdings Co., Ltd.                         4,500     82,903       0.0%
    Sharp Corp.                                   23,900    698,243       0.0%
    Shibaura Electronics Co., Ltd.                 4,000    190,622       0.0%
    Shibaura Mechatronics Corp.                   13,000     51,906       0.0%
    Shibusawa Warehouse Co., Ltd. (The)            1,900     32,204       0.0%
    Shibuya Corp.                                  8,700    296,658       0.0%
    Shidax Corp.                                   4,300     19,188       0.0%
*   SHIFT, Inc.                                    2,100     97,011       0.0%
    Shiga Bank, Ltd. (The)                        91,000    460,977       0.0%
    Shikibo, Ltd.                                  2,900     36,544       0.0%
    Shikoku Bank, Ltd. (The)                      17,000    248,208       0.0%
    Shikoku Chemicals Corp.                       17,000    240,611       0.0%
    Shikoku Electric Power Co., Inc.              41,200    525,305       0.0%
    Shima Seiki Manufacturing, Ltd.                5,600    354,992       0.0%
    Shimachu Co., Ltd.                            19,200    619,822       0.0%
    Shimadzu Corp.                                21,300    578,109       0.0%
    Shimamura Co., Ltd.                            6,700    779,701       0.0%
    Shimano, Inc.                                  2,900    385,609       0.0%
    Shimizu Bank, Ltd. (The)                       2,700     75,935       0.0%
    Shimizu Corp.                                122,800  1,214,961       0.1%
    Shimojima Co., Ltd.                              700      7,596       0.0%
    Shin Nippon Air Technologies Co., Ltd.         6,100     90,299       0.0%
*   Shin Nippon Biomedical Laboratories, Ltd.      4,200     20,989       0.0%
    Shin-Etsu Chemical Co., Ltd.                  12,100  1,214,231       0.1%
    Shin-Etsu Polymer Co., Ltd.                   11,600    110,128       0.0%
    Shin-Keisei Electric Railway Co., Ltd.         1,400     28,734       0.0%
    Shinagawa Refractories Co., Ltd.               2,300     61,992       0.0%
    Shindengen Electric Manufacturing Co., Ltd.    3,700    232,128       0.0%
    Shinko Electric Industries Co., Ltd.          35,200    273,848       0.0%
    Shinko Plantech Co., Ltd.                     16,400    153,953       0.0%
    Shinmaywa Industries, Ltd.                    37,000    414,677       0.0%
    Shinnihon Corp.                               17,200    190,799       0.0%
    Shinoken Group Co., Ltd.                       8,300    252,355       0.0%
    Shinsei Bank, Ltd.                            30,400    473,315       0.0%
    Shinsho Corp.                                  2,400     76,796       0.0%
    Shionogi & Co., Ltd.                           5,500    282,654       0.0%
    Ship Healthcare Holdings, Inc.                22,900    795,158       0.0%
    Shiseido Co., Ltd.                            31,300  2,030,775       0.1%
    Shizuoka Bank, Ltd. (The)                     70,000    709,857       0.0%
    Shizuoka Gas Co., Ltd.                        26,400    238,864       0.0%
    SHO-BOND Holdings Co., Ltd.                    2,100    158,758       0.0%
    Shoei Co., Ltd.                                3,500    129,772       0.0%
    Shoei Foods Corp.                              5,000    197,255       0.0%
    Shofu, Inc.                                    1,500     19,843       0.0%
*   Shoko Co., Ltd.                               44,000     44,830       0.0%
    Showa Aircraft Industry Co., Ltd.              2,000     23,880       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
JAPAN -- (Continued)
    Showa Corp.                              29,400 $  441,908       0.0%
    Showa Denko K.K.                         60,300  2,006,227       0.1%
    Showa Sangyo Co., Ltd.                    8,600    227,598       0.0%
    Showa Shell Sekiyu K.K.                  50,100    707,441       0.0%
    Siix Corp.                               15,000    301,429       0.0%
    Sinanen Holdings Co., Ltd.                3,000     77,161       0.0%
    Sinfonia Technology Co., Ltd.            62,000    218,822       0.0%
    Sinko Industries, Ltd.                    8,600    139,377       0.0%
    SK-Electronics Co., Ltd.                  5,300    115,393       0.0%
    SKY Perfect JSAT Holdings, Inc.          68,800    313,523       0.0%
    Skylark Co., Ltd.                        32,500    478,058       0.0%
    SMC Corp.                                 1,100    417,992       0.0%
    SMK Corp.                                33,000    116,901       0.0%
    SMS Co., Ltd.                            11,200    424,044       0.0%
    Soda Nikka Co., Ltd.                      5,800     38,765       0.0%
    Sodick Co., Ltd.                         16,000    196,926       0.0%
    SoftBank Group Corp.                     45,996  3,514,494       0.1%
    Softbank Technology Corp.                 5,200     81,581       0.0%
    Softbrain Co., Ltd.                      13,800     55,578       0.0%
    Softcreate Holdings Corp.                 2,400     37,618       0.0%
    Software Service, Inc.                      800     55,959       0.0%
    Sogo Medical Co., Ltd.                   10,600    247,389       0.0%
    Sohgo Security Services Co., Ltd.        12,800    631,984       0.0%
    Sojitz Corp.                            330,600  1,088,255       0.1%
    Soken Chemical & Engineering Co., Ltd.    1,600     34,876       0.0%
    Solasto Corp.                             4,900    129,687       0.0%
    Sompo Holdings, Inc.                     33,675  1,409,976       0.1%
    Sony Corp.                               60,300  2,816,378       0.1%
    Sony Corp. Sponsored ADR                 51,518  2,361,070       0.1%
    Sony Financial Holdings, Inc.            12,900    235,346       0.0%
    Sotetsu Holdings, Inc.                   10,500    300,809       0.0%
    Sotoh Co., Ltd.                           1,300     12,078       0.0%
    Sourcenext Corp.                          9,400     66,589       0.0%
    Space Co., Ltd.                           4,620     63,212       0.0%
    Sparx Group Co., Ltd.                    27,000     72,976       0.0%
    SPK Corp.                                   500     12,951       0.0%
    Square Enix Holdings Co., Ltd.            6,700    277,700       0.0%
    SRA Holdings                              5,200    149,904       0.0%
    Srg Takamiya Co., Ltd.                    8,500     52,431       0.0%
    ST Corp.                                  2,000     44,553       0.0%
    St Marc Holdings Co., Ltd.                7,100    201,023       0.0%
    St-Care Holding Corp.                     4,900     34,897       0.0%
    Stanley Electric Co., Ltd.               31,600  1,142,002       0.1%
    Star Mica Co., Ltd.                       5,800    125,310       0.0%
    Star Micronics Co., Ltd.                  8,800    157,447       0.0%
    Start Today Co., Ltd.                    18,000    519,731       0.0%
    Starts Corp., Inc.                       17,300    477,637       0.0%
    Starzen Co., Ltd.                         3,000    151,010       0.0%
    Stella Chemifa Corp.                      4,900    163,156       0.0%
    Step Co., Ltd.                              800     12,598       0.0%
    Strike Co., Ltd.                            800     49,542       0.0%
    Studio Alice Co., Ltd.                    5,500    123,412       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
JAPAN -- (Continued)
       Subaru Corp.                              80,600 $2,705,449       0.1%
       Subaru Enterprise Co., Ltd.                  600     38,505       0.0%
       Sugi Holdings Co., Ltd.                    4,200    244,520       0.0%
       Sugimoto & Co., Ltd.                       1,800     34,094       0.0%
       Sumco Corp.                               38,200    933,017       0.1%
       Sumida Corp.                              14,700    201,646       0.0%
       Suminoe Textile Co., Ltd.                  2,900     75,854       0.0%
       Sumitomo Bakelite Co., Ltd.               66,000    595,303       0.0%
       Sumitomo Chemical Co., Ltd.              419,355  2,399,403       0.1%
       Sumitomo Corp.                            79,100  1,419,887       0.1%
       Sumitomo Dainippon Pharma Co., Ltd.       21,600    392,835       0.0%
       Sumitomo Densetsu Co., Ltd.                8,200    174,000       0.0%
       Sumitomo Electric Industries, Ltd.       169,700  2,597,948       0.1%
       Sumitomo Forestry Co., Ltd.               82,800  1,372,015       0.1%
       Sumitomo Heavy Industries, Ltd.           35,200  1,345,002       0.1%
       Sumitomo Metal Mining Co., Ltd.           35,900  1,531,507       0.1%
       Sumitomo Mitsui Construction Co., Ltd.    95,520    585,115       0.0%
       Sumitomo Mitsui Financial Group, Inc.    110,183  4,592,234       0.1%
       Sumitomo Mitsui Trust Holdings, Inc.      22,444    951,784       0.1%
       Sumitomo Osaka Cement Co., Ltd.          159,000    727,907       0.0%
       Sumitomo Precision Products Co., Ltd.     12,000     41,925       0.0%
       Sumitomo Realty & Development Co., Ltd.   51,000  2,025,884       0.1%
       Sumitomo Riko Co., Ltd.                   19,500    203,840       0.0%
       Sumitomo Rubber Industries, Ltd.          64,734  1,155,992       0.1%
       Sumitomo Seika Chemicals Co., Ltd.         4,300    205,844       0.0%
       Sun Corp.                                  7,200     48,923       0.0%
       Sun Frontier Fudousan Co., Ltd.           14,500    174,952       0.0%
       Sun-Wa Technos Corp.                       3,400     50,440       0.0%
       Suncall Corp.                              3,700     24,796       0.0%
       Sundrug Co., Ltd.                          9,000    462,988       0.0%
       Suntory Beverage & Food, Ltd.              7,800    383,837       0.0%
       Suruga Bank, Ltd.                         39,200    531,020       0.0%
       Suzuken Co., Ltd.                         21,060    905,547       0.0%
       Suzuki Co., Ltd.                           3,700     37,107       0.0%
       Suzuki Motor Corp.                        33,700  1,811,302       0.1%
       SWCC Showa Holdings Co., Ltd.             10,200     87,841       0.0%
       Sysmex Corp.                               7,800    689,031       0.0%
       Systemsoft Corp.                           9,400     12,010       0.0%
       Systena Corp.                              5,900    223,821       0.0%
       T Hasegawa Co., Ltd.                       9,000    193,459       0.0%
       T RAD Co., Ltd.                            3,200    114,580       0.0%
       T&D Holdings, Inc.                        92,100  1,564,225       0.1%
       T&K Toka Co., Ltd.                         6,800     83,275       0.0%
       T-Gaia Corp.                               6,700    187,228       0.0%
       Tachi-S Co., Ltd.                         13,500    244,666       0.0%
       Tachibana Eletech Co., Ltd.                5,320    101,475       0.0%
       Tachikawa Corp.                            1,600     22,310       0.0%
       Tadano, Ltd.                              43,000    661,728       0.0%
       Taihei Dengyo Kaisha, Ltd.                 6,500    167,861       0.0%
       Taiheiyo Cement Corp.                     43,223  1,632,080       0.1%
       Taiheiyo Kouhatsu, Inc.                    2,700     25,681       0.0%
       Taiho Kogyo Co., Ltd.                      6,900     93,144       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES   VALUE++   OF NET ASSETS**
                                               ------- ---------- ---------------
JAPAN -- (Continued)
    Taikisha, Ltd.                               7,700 $  268,522       0.0%
    Taiko Bank, Ltd. (The)                         700     15,304       0.0%
    Taiko Pharmaceutical Co., Ltd.               1,400     26,934       0.0%
    Taisei Corp.                                17,600    949,449       0.1%
    Taisei Lamick Co., Ltd.                      2,200     63,553       0.0%
    Taiyo Holdings Co., Ltd.                     5,300    225,222       0.0%
    Taiyo Nippon Sanso Corp.                    68,700  1,018,528       0.1%
    Taiyo Yuden Co., Ltd.                       58,000  1,028,598       0.1%
    Takaoka Toko Co., Ltd.                       4,480     76,319       0.0%
    Takara Holdings, Inc.                       30,800    371,545       0.0%
    Takara Leben Co., Ltd.                      46,000    194,890       0.0%
    Takara Standard Co., Ltd.                   15,000    254,905       0.0%
    Takasago International Corp.                 6,400    199,361       0.0%
    Takasago Thermal Engineering Co., Ltd.      15,900    301,440       0.0%
    Takashima & Co., Ltd.                        1,600     32,029       0.0%
    Takashimaya Co., Ltd.                       80,000    686,995       0.0%
    Take And Give Needs Co., Ltd.                4,820     50,491       0.0%
    TAKEBISHI Corp.                              1,100     17,188       0.0%
    Takeda Pharmaceutical Co., Ltd.             38,500  1,621,236       0.1%
    Takeei Corp.                                10,100    123,254       0.0%
    Takeuchi Manufacturing Co., Ltd.            17,300    395,117       0.0%
    Taki Chemical Co., Ltd.                        300     12,523       0.0%
    Takihyo Co., Ltd.                            1,800     38,873       0.0%
    Takisawa Machine Tool Co., Ltd.              2,300     40,557       0.0%
    Takuma Co., Ltd.                            22,700    248,718       0.0%
    Tama Home Co., Ltd.                         10,000    103,013       0.0%
    Tamron Co., Ltd.                             7,000    142,074       0.0%
    Tamura Corp.                                28,000    212,689       0.0%
    Tanseisha Co., Ltd.                         10,300    122,044       0.0%
    Tateru, Inc.                                 6,500    109,838       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.   15,000     92,611       0.0%
    Tayca Corp.                                  6,500    171,048       0.0%
    Tazmo Co., Ltd.                              2,000     28,313       0.0%
    TBK Co., Ltd.                                7,000     35,191       0.0%
    TDC Soft, Inc.                               2,000     23,795       0.0%
    TDK Corp.                                   17,300  1,491,066       0.1%
    TDK Corp. Sponsored ADR                      7,012    603,277       0.0%
*   Teac Corp.                                  52,000     20,959       0.0%
    Tear Corp.                                   1,400     13,769       0.0%
    TechMatrix Corp.                             3,900     59,708       0.0%
    TechnoPro Holdings, Inc.                    12,400    721,460       0.0%
    Tecnos Japan, Inc.                           2,500     21,948       0.0%
    Teijin, Ltd.                               127,200  2,391,469       0.1%
    Teikoku Electric Manufacturing Co., Ltd.     6,300     93,783       0.0%
    Tekken Corp.                                 4,300    128,914       0.0%
    Tenpos Holdings Co., Ltd.                      800     17,821       0.0%
    Terasaki Electric Co., Ltd.                    800     10,970       0.0%
    Terumo Corp.                                12,500    707,260       0.0%
    THK Co., Ltd.                               29,600  1,031,654       0.1%
    Tigers Polymer Corp.                         1,900     14,467       0.0%
    TIS, Inc.                                   38,700  1,535,199       0.1%
    Toa Corp.(6894508)                           6,800    173,370       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                      SHARES  VALUE++   OF NET ASSETS**
                                                      ------ ---------- ---------------
JAPAN -- (Continued)
    Toa Corp.(6894434)                                11,000 $  129,921       0.0%
    Toa Oil Co., Ltd.                                 25,000     46,145       0.0%
    TOA ROAD Corp.                                     1,800     64,272       0.0%
    Toagosei Co., Ltd.                                45,500    536,956       0.0%
    Tobishima Corp.                                   76,800    123,151       0.0%
    Tobu Railway Co., Ltd.                             8,600    273,839       0.0%
    Tobu Store Co., Ltd.                               1,000     27,719       0.0%
    TOC Co., Ltd.                                     14,400    127,509       0.0%
    Tocalo Co., Ltd.                                  32,400    402,040       0.0%
    Tochigi Bank, Ltd. (The)                          31,000    117,466       0.0%
    Toda Corp.                                        92,000    758,602       0.0%
    Toda Kogyo Corp.                                   1,300     45,122       0.0%
    Toei Animation Co., Ltd.                           4,900    140,300       0.0%
    Toei Co., Ltd.                                     2,900    325,753       0.0%
    Toell Co., Ltd.                                    2,100     20,315       0.0%
    Toenec Corp.                                       3,400    106,211       0.0%
    Togami Electric Manufacturing Co., Ltd.              800     16,479       0.0%
    Toho Bank, Ltd. (The)                             89,000    345,244       0.0%
    Toho Co., Ltd.(6895200)                            5,200    173,453       0.0%
    Toho Co., Ltd.(6895211)                            2,700     64,549       0.0%
    Toho Gas Co., Ltd.                                10,800    328,369       0.0%
    Toho Holdings Co., Ltd.                           22,100    539,346       0.0%
    Toho Titanium Co., Ltd.                           18,500    228,829       0.0%
    Toho Zinc Co., Ltd.                                7,200    331,272       0.0%
    Tohoku Bank, Ltd. (The)                            2,900     38,484       0.0%
    Tohoku Electric Power Co., Inc.                   25,400    328,027       0.0%
    Tohto Suisan Co., Ltd.                               800     14,225       0.0%
    Tokai Carbon Co., Ltd.                            41,300    516,845       0.0%
    Tokai Corp.                                        5,600    126,125       0.0%
    TOKAI Holdings Corp.                              46,800    474,077       0.0%
    Tokai Lease Co., Ltd.                                200      3,907       0.0%
    Tokai Rika Co., Ltd.                              25,700    513,410       0.0%
    Tokai Tokyo Financial Holdings, Inc.              70,300    509,209       0.0%
    Tokio Marine Holdings, Inc.                       64,100  3,025,343       0.1%
    Tokushu Tokai Paper Co., Ltd.                      3,900    152,497       0.0%
    Tokuyama Corp.                                    40,900  1,218,221       0.1%
*   Tokyo Base Co., Ltd.                               4,500     45,377       0.0%
    Tokyo Century Corp.                               16,700  1,039,644       0.1%
    Tokyo Dome Corp.                                  33,300    323,769       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.           77,688    369,309       0.0%
    Tokyo Electron Device, Ltd.                        3,600     69,130       0.0%
    Tokyo Electron, Ltd.                              14,000  2,688,741       0.1%
    Tokyo Energy & Systems, Inc.                      13,000    153,382       0.0%
    Tokyo Gas Co., Ltd.                               20,700    555,491       0.0%
    Tokyo Individualized Educational Institute, Inc.   1,300     14,265       0.0%
    Tokyo Keiki, Inc.                                  6,800     73,572       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                        15,300    537,541       0.0%
    Tokyo Rakutenchi Co., Ltd.                           700     35,105       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                 6,700    143,991       0.0%
    Tokyo Sangyo Co., Ltd.                             6,400     32,636       0.0%
    Tokyo Seimitsu Co., Ltd.                          12,000    455,777       0.0%
    Tokyo Steel Manufacturing Co., Ltd.               27,700    231,155       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
 JAPAN -- (Continued)
     Tokyo Tatemono Co., Ltd.                 58,500 $  890,906       0.0%
     Tokyo Tekko Co., Ltd.                     2,400     37,508       0.0%
     Tokyo Theatres Co., Inc.                  3,800     50,707       0.0%
     Tokyo TY Financial Group, Inc.           11,113    293,305       0.0%
     Tokyotokeiba Co., Ltd.                    4,900    187,791       0.0%
     Tokyu Construction Co., Ltd.             46,400    495,537       0.0%
     Tokyu Corp.                              24,500    411,264       0.0%
     Tokyu Fudosan Holdings Corp.            273,925  2,155,652       0.1%
     Toli Corp.                               17,000     60,490       0.0%
     Tomato Bank, Ltd.                         1,100     15,341       0.0%
     Tomen Devices Corp.                         800     20,695       0.0%
     Tomoe Corp.                               9,500     52,305       0.0%
     Tomoe Engineering Co., Ltd.               2,900     56,394       0.0%
     Tomoegawa Co., Ltd.                       7,000     19,043       0.0%
     Tomoku Co., Ltd.                          4,200     77,714       0.0%
     TOMONY Holdings, Inc.                    66,100    294,943       0.0%
     Tomy Co., Ltd.                           48,300    472,881       0.0%
     Tonami Holdings Co., Ltd.                 2,300    144,613       0.0%
     Topcon Corp.                             40,000    793,917       0.0%
     Toppan Forms Co., Ltd.                   19,700    220,053       0.0%
     Topre Corp.                              17,200    539,814       0.0%
     Topy Industries, Ltd.                     9,700    287,299       0.0%
     Toray Industries, Inc.                  195,900  1,828,643       0.1%
     Torex Semiconductor, Ltd.                 3,600     47,467       0.0%
     Toridoll Holdings Corp.                   7,300    244,421       0.0%
     Torii Pharmaceutical Co., Ltd.            6,100    166,160       0.0%
     Torikizoku Co., Ltd.                      1,500     39,020       0.0%
     Torishima Pump Manufacturing Co., Ltd.    6,800     63,704       0.0%
     Tosei Corp.                              16,500    202,257       0.0%
 *   Toshiba Corp.                           262,000    702,182       0.0%
     Toshiba Machine Co., Ltd.                47,000    311,327       0.0%
     Toshiba Plant Systems & Services Corp.    9,400    196,167       0.0%
     Toshiba TEC Corp.                        78,000    446,405       0.0%
     Tosho Co., Ltd.                           3,800    139,707       0.0%
     Tosoh Corp.                             123,000  2,175,665       0.1%
     Totech Corp.                              1,000     23,995       0.0%
     Totetsu Kogyo Co., Ltd.                   9,400    280,770       0.0%
     TOTO, Ltd.                               12,500    708,491       0.0%
     Totoku Electric Co., Ltd.                 1,300     37,054       0.0%
     Tottori Bank, Ltd. (The)                  3,000     47,613       0.0%
     Tow Co., Ltd.                             6,800     58,883       0.0%
     Towa Bank, Ltd. (The)                    12,800    170,775       0.0%
     Towa Corp.                               11,200    137,566       0.0%
     Towa Pharmaceutical Co., Ltd.             4,200    267,244       0.0%
     Toyo Construction Co., Ltd.              37,400    178,861       0.0%
     Toyo Denki Seizo K.K.                     2,600     43,732       0.0%
 *   Toyo Engineering Corp.                   11,600    120,684       0.0%
     Toyo Ink SC Holdings Co., Ltd.           77,000    475,877       0.0%
     Toyo Kanetsu K.K.                         3,200     97,625       0.0%
     Toyo Kohan Co., Ltd.                     21,000    137,679       0.0%
     Toyo Machinery & Metal Co., Ltd.          3,500     25,500       0.0%
     Toyo Securities Co., Ltd.                41,000    107,598       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
  JAPAN -- (Continued)
      Toyo Seikan Group Holdings, Ltd.      41,800 $   657,645       0.0%
      Toyo Suisan Kaisha, Ltd.              16,100     633,911       0.0%
      Toyo Tanso Co., Ltd.                   4,900     144,095       0.0%
      Toyo Tire & Rubber Co., Ltd.          59,500   1,012,821       0.1%
      Toyo Wharf & Warehouse Co., Ltd.       2,200      34,587       0.0%
      Toyobo Co., Ltd.                      39,400     767,490       0.0%
      Toyoda Gosei Co., Ltd.                39,400     994,810       0.1%
      Toyota Boshoku Corp.                  28,100     589,903       0.0%
      Toyota Motor Corp.                   270,373  17,728,991       0.5%
      Toyota Motor Corp. Sponsored ADR      42,528   5,570,317       0.2%
      Toyota Tsusho Corp.                   56,700   2,033,063       0.1%
      TPR Co., Ltd.                         11,800     357,473       0.0%
      Trancom Co., Ltd.                      4,000     302,873       0.0%
      Transaction Co., Ltd.                  4,200      38,282       0.0%
      Transcosmos, Inc.                      6,900     190,427       0.0%
      Trend Micro, Inc.                      7,700     460,374       0.0%
      Tri Chemical Laboratories, Inc.        1,600      64,554       0.0%
      Trusco Nakayama Corp.                 14,600     383,301       0.0%
      Trust Tech, Inc.                       2,600      82,895       0.0%
      TS Tech Co., Ltd.                     23,300     942,708       0.1%
      Tsubaki Nakashima Co., Ltd.            2,100      49,450       0.0%
      Tsubakimoto Chain Co.                 56,000     485,259       0.0%
      Tsubakimoto Kogyo Co., Ltd.            1,000      31,312       0.0%
  *   Tsudakoma Corp.                       27,000      59,245       0.0%
      Tsugami Corp.                         27,000     325,019       0.0%
      Tsukada Global Holdings, Inc.          6,100      35,994       0.0%
      Tsukuba Bank, Ltd.                    32,200     111,633       0.0%
      Tsukui Corp.                          33,400     263,644       0.0%
      Tsumura & Co.                         17,500     634,799       0.0%
      Tsuruha Holdings, Inc.                 5,000     717,700       0.0%
      Tsurumi Manufacturing Co., Ltd.        6,100     118,513       0.0%
      TTK Co., Ltd.                          3,000      17,272       0.0%
      Tv Tokyo Holdings Corp.                5,300     144,807       0.0%
  *   U-Shin, Ltd.                          10,500      69,758       0.0%
      UACJ Corp.                            13,191     343,763       0.0%
      Ube Industries, Ltd.                  50,420   1,536,004       0.1%
      Uchida Yoko Co., Ltd.                  1,000      27,879       0.0%
      Uchiyama Holdings Co., Ltd.            1,500       8,920       0.0%
      UKC Holdings Corp.                     6,500     136,953       0.0%
      Ulvac, Inc.                           14,900     797,063       0.0%
      UMC Electronics Co., Ltd.              1,900      51,152       0.0%
      Umenohana Co., Ltd.                      500      13,246       0.0%
      Unicharm Corp.                        14,200     399,216       0.0%
  *   Uniden Holdings Corp.                 20,000      49,863       0.0%
      Union Tool Co.                         2,100      73,455       0.0%
      Unipres Corp.                         18,600     437,951       0.0%
      United Arrows, Ltd.                    7,300     268,118       0.0%
      United Super Markets Holdings, Inc.   22,700     298,492       0.0%
      UNITED, Inc.                           3,000     126,714       0.0%
  *   Unitika, Ltd.                         26,400     173,571       0.0%
      Universal Entertainment Corp.          9,400     446,525       0.0%
      Unizo Holdings Co., Ltd.              10,200     242,880       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
  JAPAN -- (Continued)
      Urbanet Corp. Co., Ltd.                 10,100 $ 34,653       0.0%
      USS Co., Ltd.                           12,400  260,404       0.0%
  *   UT Group Co., Ltd.                       8,200  225,368       0.0%
      Utoc Corp.                               7,600   32,673       0.0%
      V Technology Co., Ltd.                   1,500  390,057       0.0%
  *   V-Cube, Inc.                             2,300   12,486       0.0%
      Valor Holdings Co., Ltd.                17,100  477,108       0.0%
      ValueCommerce Co., Ltd.                  9,900  150,421       0.0%
      Vector, Inc.                             8,600  165,891       0.0%
      VeriServe Corp.                            600   17,141       0.0%
  *   VIA Holdings, Inc.                       3,000   18,922       0.0%
      Village Vanguard Co., Ltd.               2,800   25,774       0.0%
  *   Vision, Inc.                             1,900   54,967       0.0%
  *   Visionary Holdings Co., Ltd.            58,900   48,698       0.0%
      Vital KSK Holdings, Inc.                16,500  161,713       0.0%
      Vitec Holdings Co., Ltd.                 4,800  112,716       0.0%
      Voyage Group, Inc.                       5,800   62,029       0.0%
      VT Holdings Co., Ltd.                   53,200  242,036       0.0%
      Wacoal Holdings Corp.                   22,300  675,150       0.0%
      Wacom Co., Ltd.                          3,700   18,693       0.0%
      Wakachiku Construction Co., Ltd.         4,800   75,927       0.0%
      Wakita & Co., Ltd.                      16,200  171,169       0.0%
      Warabeya Nichiyo Holdings Co., Ltd.      5,900  149,792       0.0%
      Watahan & Co., Ltd.                      1,800   63,537       0.0%
      WATAMI Co., Ltd.                         8,800  119,382       0.0%
      Watts Co., Ltd.                          1,900   20,025       0.0%
      WDB Holdings Co., Ltd.                   2,300   72,633       0.0%
      Weathernews, Inc.                        1,400   44,202       0.0%
      Welcia Holdings Co., Ltd.                8,600  441,658       0.0%
      West Holdings Corp.                      8,600   63,053       0.0%
      West Japan Railway Co.                   7,300  515,973       0.0%
      Will Group, Inc.                         2,100   25,487       0.0%
      WIN-Partners Co., Ltd.                   7,400   99,107       0.0%
      WirelessGate, Inc.                       2,600   34,039       0.0%
      Wood One Co., Ltd.                       2,500   33,689       0.0%
      Workman Co., Ltd.                          400   15,904       0.0%
      World Holdings Co., Ltd.                 3,400  123,045       0.0%
      Wowow, Inc.                              3,400  106,808       0.0%
      Xebio Holdings Co., Ltd.                10,900  205,354       0.0%
      YA-MAN, Ltd.                             9,200  200,130       0.0%
      YAC Holdings Co., Ltd.                   2,600   24,902       0.0%
      Yachiyo Industry Co., Ltd.               2,400   29,065       0.0%
      Yahagi Construction Co., Ltd.           11,100   84,510       0.0%
      Yahoo Japan Corp.                       36,500  150,003       0.0%
      Yaizu Suisankagaku Industry Co., Ltd.    2,700   31,134       0.0%
      Yakult Honsha Co., Ltd.                  1,900  135,359       0.0%
      Yakuodo Co., Ltd.                        3,900  135,016       0.0%
      YAMABIKO Corp.                          13,800  197,115       0.0%
      YAMADA Consulting Group Co., Ltd.        5,200  146,926       0.0%
      Yamada Denki Co., Ltd.                 108,240  566,147       0.0%
      Yamagata Bank, Ltd. (The)               12,000  264,713       0.0%
      Yamaguchi Financial Group, Inc.         53,000  662,051       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES    VALUE++    OF NET ASSETS**
                                            ------- ------------ ---------------
JAPAN -- (Continued)
    Yamaha Corp.                             18,300 $    883,027       0.0%
    Yamaha Motor Co., Ltd.                   55,000    1,758,593       0.1%
    Yamaichi Electronics Co., Ltd.           11,100      198,788       0.0%
    Yamanashi Chuo Bank, Ltd. (The)          72,000      318,100       0.0%
    Yamashin-Filter Corp.                     8,200       89,499       0.0%
    Yamatane Corp.                            4,600       82,052       0.0%
    Yamato Corp.                              7,100       48,230       0.0%
    Yamato Holdings Co., Ltd.                24,200      622,189       0.0%
    Yamaura Corp.                             1,900       15,588       0.0%
    Yamaya Corp.                              2,500       84,536       0.0%
    Yamazaki Baking Co., Ltd.                59,200    1,296,322       0.1%
    Yamazen Corp.                            17,100      172,834       0.0%
    Yaoko Co., Ltd.                           9,700      537,967       0.0%
    Yaskawa Electric Corp.                   31,800    1,291,001       0.1%
    Yasunaga Corp.                            3,700       79,212       0.0%
    Yellow Hat, Ltd.                          5,500      163,129       0.0%
    Yokogawa Bridge Holdings Corp.           13,600      296,162       0.0%
    Yokogawa Electric Corp.                  61,000    1,343,201       0.1%
    Yokohama Reito Co., Ltd.                 20,600      208,776       0.0%
    Yokohama Rubber Co., Ltd. (The)          52,600    1,238,524       0.1%
    Yokowo Co., Ltd.                          5,700      119,775       0.0%
    Yomiuri Land Co., Ltd.                    1,900       82,600       0.0%
    Yondenko Corp.                              800       19,474       0.0%
    Yondoshi Holdings, Inc.                   5,200      128,069       0.0%
    Yorozu Corp.                              9,000      154,969       0.0%
    Yoshinoya Holdings Co., Ltd.             10,900      202,351       0.0%
    Yossix Co., Ltd.                            500       15,042       0.0%
    Yotai Refractories Co., Ltd.              5,100       35,434       0.0%
    Yuasa Trading Co., Ltd.                   4,600      147,030       0.0%
    Yuken Kogyo Co., Ltd.                       900       24,781       0.0%
    Yume No Machi Souzou Iinkai Co., Ltd.     7,500      129,846       0.0%
    Yumeshin Holdings Co., Ltd.              14,000      150,927       0.0%
    Yurtec Corp.                             16,000      139,867       0.0%
    Yushiro Chemical Industry Co., Ltd.       3,700       61,270       0.0%
    Zenrin Co., Ltd.                         12,450      250,500       0.0%
    Zensho Holdings Co., Ltd.                40,500      942,596       0.1%
    Zeon Corp.                               71,000      916,915       0.0%
    ZERIA Pharmaceutical Co., Ltd.            5,800      118,968       0.0%
*   ZIGExN Co., Ltd.                         18,500      147,751       0.0%
    Zojirushi Corp.                          12,000      160,765       0.0%
    Zuiko Corp.                               1,200       41,339       0.0%
                                                    ------------      ----
TOTAL JAPAN                                          670,617,855      17.9%
                                                    ------------      ----
MALAYSIA -- (0.7%)
    7-Eleven Malaysia Holdings Bhd Class B  110,400       42,761       0.0%
    Aeon Co. M Bhd                          217,900      112,111       0.0%
    Aeon Credit Service M Bhd                36,250      120,610       0.0%
    Affin Bank Bhd                          109,590       70,134       0.0%
    AirAsia Group Bhd                       688,400      672,510       0.1%
#*  AirAsia X Bhd                           972,100       94,580       0.0%
    Alliance Bank Malaysia Bhd              351,900      388,491       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE++  OF NET ASSETS**
                                            --------- -------- ---------------
 MALAYSIA -- (Continued)
     AMMB Holdings Bhd                        484,500 $478,519       0.0%
     Ann Joo Resources Bhd                     68,600   51,428       0.0%
     APM Automotive Holdings Bhd               34,700   29,821       0.0%
     Astro Malaysia Holdings Bhd              151,100   73,176       0.0%
     Axiata Group Bhd                         445,031  597,129       0.0%
     Batu Kawan Bhd                            32,700  153,195       0.0%
     Benalec Holdings Bhd                      48,000    3,582       0.0%
 *   Berjaya Assets BHD                       277,000   32,267       0.0%
 *   Berjaya Corp. Bhd                      1,146,810   84,352       0.0%
 *   Berjaya Land Bhd                          76,000    6,119       0.0%
     Berjaya Sports Toto Bhd                  316,659  169,281       0.0%
 *   Bermaz Auto Bhd                          222,400  125,553       0.0%
     BIMB Holdings Bhd                        129,200  137,219       0.0%
     Bonia Corp. Bhd                           82,000    8,550       0.0%
 *   Borneo Aqua Harvest Bhd                   97,900   28,988       0.0%
 *   Borneo Oil Bhd                           412,350    9,356       0.0%
     Boustead Holdings Bhd                    220,899  144,348       0.0%
     Boustead Plantations Bhd                  70,980   22,563       0.0%
     British American Tobacco Malaysia Bhd     23,400  145,903       0.0%
 *   Bumi Armada Bhd                          999,100  212,961       0.0%
     Bursa Malaysia Bhd                       186,900  342,898       0.0%
     Cahya Mata Sarawak Bhd                   222,700  228,850       0.0%
     Can-One Bhd                               18,400   11,796       0.0%
     Carlsberg Brewery Malaysia Bhd            50,200  252,987       0.0%
 #   CB Industrial Product Holding Bhd        102,800   38,452       0.0%
     CCM Duopharma Biotech Bhd                 22,200   16,309       0.0%
     CIMB Group Holdings Bhd                  445,220  811,393       0.1%
     Coastal Contracts Bhd                     42,800   12,792       0.0%
 *   Comfort Glove Bhd                         79,200   15,588       0.0%
     Cypark Resources Bhd                      58,000   36,378       0.0%
     D&O Green Technologies Bhd               248,900   39,690       0.0%
 #   Dagang NeXchange Bhd                     387,100   38,937       0.0%
     Datasonic Group Bhd                      154,100   35,439       0.0%
 *   Dayang Enterprise Holdings Bhd           141,839   28,011       0.0%
 #*  Destinii Bhd                             137,400   15,283       0.0%
     Dialog Group BHD                         390,658  305,273       0.0%
     DiGi.Com Bhd                             155,200  182,168       0.0%
     DKSH Holdings Malaysia Bhd                22,800   20,820       0.0%
     DRB-Hicom Bhd                            336,400  184,176       0.0%
     Dutch Lady Milk Industries BHD             3,700   63,675       0.0%
     Eastern & Oriental Bhd                   218,229   77,641       0.0%
 *   Eco World Development Group Bhd          396,200  115,717       0.0%
 #   Econpile Holldings Bhd                   134,300   34,999       0.0%
     Evergreen Fibreboard Bhd                 210,750   22,752       0.0%
 #   Felda Global Ventures Holdings Bhd       905,300  391,797       0.0%
     Fraser & Neave Holdings Bhd                4,300   39,391       0.0%
     Gadang Holdings Bhd                      196,250   40,511       0.0%
     Gamuda Bhd                               326,000  425,678       0.0%
     Gas Malaysia Bhd                          80,000   58,540       0.0%
     Genting Malaysia Bhd                     377,200  491,104       0.0%
     Genting Plantations Bhd                   46,700  117,866       0.0%
     George Kent Malaysia BHD                 133,500  133,220       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                             --------- ---------- ---------------
MALAYSIA -- (Continued)
    Globetronics Technology Bhd                 37,900 $   41,473       0.0%
    Glomac Bhd                                  95,260     11,769       0.0%
*   Green Packet Bhd                           192,600     16,092       0.0%
    Guan Chong Bhd                              40,200     14,622       0.0%
    Hai-O Enterprise Bhd                        35,500     44,781       0.0%
    HAP Seng Consolidated Bhd                  242,580    603,592       0.1%
    Hap Seng Plantations Holdings Bhd           72,400     45,241       0.0%
#   Hartalega Holdings Bhd                     128,000    190,502       0.0%
    Heineken Malaysia Bhd                       34,400    178,842       0.0%
#   Hengyuan Refining Co. Bhd                   51,200     97,834       0.0%
    HeveaBoard Bhd                             142,700     28,183       0.0%
*   Hiap Teck Venture Bhd                      425,300     40,651       0.0%
#*  Hibiscus Petroleum Bhd                     560,400    107,028       0.0%
    Hock Seng LEE BHD                           55,900     21,803       0.0%
    Hong Leong Bank Bhd                         58,932    284,120       0.0%
    Hong Leong Financial Group Bhd              64,153    316,709       0.0%
    Hong Leong Industries Bhd                   31,400     86,066       0.0%
    HSS Engineers Bhd                           64,200     23,240       0.0%
    Hua Yang Bhd                                65,066      7,859       0.0%
#   IHH Healthcare Bhd                          45,600     70,450       0.0%
    IJM Corp. Bhd                              983,720    744,721       0.1%
    IJM Plantations Bhd                         72,500     43,581       0.0%
    Inari Amertron Bhd                         651,288    282,100       0.0%
    Insas Bhd                                  225,200     43,628       0.0%
    IOI Corp. Bhd                              179,426    217,986       0.0%
    IOI Properties Group Bhd                   412,924    163,977       0.0%
*   Iris Corp. Bhd                             271,500     11,251       0.0%
*   Iskandar Waterfront City Bhd                91,000     16,618       0.0%
*   JAKS Resources Bhd                         137,900     49,818       0.0%
    Jaya Tiasa Holdings Bhd                    170,800     34,189       0.0%
    JCY International Bhd                      139,200     10,779       0.0%
    Kerjaya Prospek Group Bhd                  103,180     40,182       0.0%
    Kesm Industries Bhd                          6,200     24,748       0.0%
    Kian JOO CAN Factory Bhd                    56,700     36,758       0.0%
#*  KNM Group Bhd                            1,116,730     58,122       0.0%
#   Kossan Rubber Industries                   102,000    173,145       0.0%
    KPJ Healthcare Bhd                         522,800    123,375       0.0%
    Kretam Holdings Bhd                        113,800     23,710       0.0%
*   KSL Holdings Bhd                           222,492     53,721       0.0%
    Kuala Lumpur Kepong Bhd                     27,100    175,632       0.0%
    Kumpulan Perangsang Selangor Bhd            43,300     14,600       0.0%
*   Lafarge Malayan Bhd                         68,300     73,206       0.0%
*   Landmarks BHD                               74,700     13,296       0.0%
    LBS Bina Group Bhd                         295,680     72,244       0.0%
    Lii Hen Indsustries Bhd                     52,800     34,648       0.0%
    Lingkaran Trans Kota Holdings Bhd           48,400     67,098       0.0%
    LPI Capital Bhd                             38,184    159,771       0.0%
    Magni-Tech Industries Bhd                   64,000     73,177       0.0%
    Magnum Bhd                                 213,700     97,342       0.0%
    Mah Sing Group Bhd                         620,440    160,752       0.0%
    Malakoff Corp. Bhd                         339,500     77,879       0.0%
    Malayan Banking Bhd                        387,067  1,061,131       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES   VALUE++  OF NET ASSETS**
                                              --------- -------- ---------------
MALAYSIA -- (Continued)
    Malayan Flour Mills Bhd                      73,200 $ 28,536       0.0%
    Malaysia Airports Holdings Bhd              225,092  515,683       0.0%
    Malaysia Building Society Bhd               583,842  170,416       0.0%
    Malaysian Pacific Industries Bhd             40,475   79,990       0.0%
#   Malaysian Resources Corp. Bhd               791,900  205,723       0.0%
    Malton Bhd                                  169,500   34,724       0.0%
    Matrix Concepts Holdings Bhd                142,275   73,000       0.0%
    Maxis Bhd                                    69,700  103,226       0.0%
    Media Prima Bhd                             306,800   24,719       0.0%
    Mega First Corp. Bhd                         84,100   70,584       0.0%
    MISC Bhd                                    157,380  285,771       0.0%
    Mitrajaya Holdings Bhd                      163,800   24,697       0.0%
    MKH Bhd                                     124,324   43,520       0.0%
    MMC Corp. Bhd                               284,000  103,455       0.0%
*   MNRB Holdings Bhd                            26,700   16,597       0.0%
*   MPHB Capital Bhd                             70,300   22,538       0.0%
*   Mudajaya Group Bhd                          105,300   17,663       0.0%
    Muhibbah Engineering M Bhd                  115,700   86,899       0.0%
*   Mulpha International Bhd                     51,880   26,944       0.0%
    My EG Services Bhd                          291,000  192,959       0.0%
*   Naim Holdings Bhd                            48,600   11,759       0.0%
    OCK Group Bhd                               106,000   21,576       0.0%
    Padini Holdings Bhd                         269,400  291,125       0.0%
    Panasonic Manufacturing Malaysia BHD          2,200   19,573       0.0%
    Pantech Group Holdings Bhd                  191,286   28,558       0.0%
    Paramount Corp. Bhd                          76,600   36,653       0.0%
*   Parkson Holdings Bhd                        219,903   22,250       0.0%
*   Pentamaster Corp., Bhd                       31,300   15,023       0.0%
*   Perdana Petroleum Bhd                        43,099    2,543       0.0%
#*  PESTECH International Bhd                   141,100   56,474       0.0%
#   Petron Malaysia Refining & Marketing Bhd     30,000   58,956       0.0%
    Petronas Chemicals Group Bhd                153,700  330,207       0.0%
    Petronas Dagangan BHD                        17,100  117,382       0.0%
    Petronas Gas Bhd                             25,100  113,567       0.0%
    Pharmaniaga Bhd                              29,900   31,843       0.0%
    Pie Industrial BHD                           22,300    7,840       0.0%
#   POS Malaysia BHD                             93,200   87,261       0.0%
#   Press Metal Aluminium Holdings Bhd          343,839  419,500       0.0%
    Protasco Bhd                                140,000   27,868       0.0%
    Public Bank Bhd                             125,240  757,823       0.1%
    QL Resources Bhd                            172,705  225,903       0.0%
    RGB International Bhd                       662,800   40,147       0.0%
    RHB Bank Bhd                                124,343  167,193       0.0%
*   Salcon Bhd                                  191,794   19,426       0.0%
    Salutica Bhd                                 68,400    9,232       0.0%
#   Sapura Energy Bhd                         1,974,743  317,915       0.0%
    Sarawak Oil Palms Bhd                        77,957   71,362       0.0%
    Scientex Bhd                                 87,000  168,573       0.0%
    Shangri-La Hotels Malaysia Bhd               15,100   22,568       0.0%
    Sime Darby Bhd                              166,422  112,705       0.0%
    Sime Darby Plantation Bhd                   166,422  235,914       0.0%
    Sime Darby Property Bhd                     166,422   63,056       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
MALAYSIA -- (Continued)
*   Sino Hua-An International Bhd              161,900 $    14,745       0.0%
    SKP Resources Bhd                          271,700     102,306       0.0%
    SP Setia Bhd Group                          99,252      80,364       0.0%
    Star Media Group Bhd                        50,500      14,092       0.0%
*   Sumatec Resources Bhd                      598,000       9,938       0.0%
    Sunway Bhd                                 517,995     198,682       0.0%
    Sunway Construction Group Bhd               81,580      46,607       0.0%
    Supermax Corp. Bhd                         159,500     116,381       0.0%
    Suria Capital Holdings Bhd                  16,100       6,820       0.0%
    Syarikat Takaful Malaysia Bhd               95,400      84,231       0.0%
    Ta Ann Holdings Bhd                         80,257      64,018       0.0%
    TA Enterprise Bhd                          333,600      47,012       0.0%
    TA Global Bhd                              444,500      31,636       0.0%
    Taliworks Corp. Bhd                         90,300      18,817       0.0%
    Tambun Indah Land Bhd                       80,300      14,998       0.0%
    TAN Chong Motor Holdings Bhd               100,000      42,775       0.0%
    TDM Bhd                                    302,940      26,080       0.0%
    Telekom Malaysia Bhd                       103,348     139,013       0.0%
    Tenaga Nasional Bhd                         71,550     288,109       0.0%
    Thong Guan Industries Bhd                   23,200      14,485       0.0%
    Time dotCom Bhd                             47,300      96,701       0.0%
    Tiong NAM Logistics Holdings                46,920      12,995       0.0%
    TMC Life Sciences Bhd                       72,700      13,861       0.0%
    Top Glove Corp. Bhd                        209,600     505,985       0.0%
    Tropicana Corp. Bhd                        204,663      45,809       0.0%
    TSH Resources Bhd                          164,100      53,793       0.0%
    Tune Protect Group Bhd                     273,200      49,839       0.0%
    Uchi Technologies Bhd                       37,400      25,777       0.0%
    UEM Edgenta Bhd                             98,900      60,575       0.0%
*   UEM Sunrise Bhd                            632,358     148,115       0.0%
#*  UMW Holdings Bhd                           198,100     307,561       0.0%
*   UMW Oil & Gas Corp. Bhd                  2,368,083     161,119       0.0%
#   Unisem M Bhd                               229,400     104,856       0.0%
    United Plantations Bhd                      11,300      76,685       0.0%
    UOA Development Bhd                        242,900     150,068       0.0%
#   VS Industry Bhd                            443,500     252,462       0.0%
*   Wah Seong Corp. Bhd                         72,098      25,914       0.0%
#*  WCT Holdings Bhd                           323,941     101,072       0.0%
    Westports Holdings Bhd                     139,800     118,113       0.0%
    WTK Holdings Bhd                            72,500      12,360       0.0%
    Yinson Holdings BHD                        177,500     178,445       0.0%
*   YNH Property Bhd                           133,216      46,514       0.0%
#   YTL Corp. Bhd                            1,865,562     685,673       0.1%
#   YTL Power International Bhd                349,503      81,615       0.0%
    Zhulian Corp. Bhd                           45,600      17,184       0.0%
                                                       -----------       ---
TOTAL MALAYSIA                                          25,843,299       0.7%
                                                       -----------       ---
MEXICO -- (0.8%)
    Alfa S.A.B. de C.V. Class A                952,941   1,220,854       0.1%
    Alpek S.A.B. de C.V.                       193,325     276,207       0.0%
    Alsea S.A.B. de C.V.                       184,303     684,213       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                               SHARES    VALUE++   OF NET ASSETS**
                                                                              --------- ---------- ---------------
MEXICO -- (Continued)
    America Movil S.A.B. de C.V. Series L                                       781,046 $  722,493       0.0%
    America Movil S.A.B. de C.V. Series L ADR                                    23,684    437,917       0.0%
    Arca Continental S.A.B. de C.V.                                             114,633    789,962       0.0%
*   Axtel S.A.B. de C.V.                                                        483,177    109,543       0.0%
    Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
      Santand Class B                                                           283,931    420,081       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                                     75,891    146,571       0.0%
*   Cemex S.A.B. de C.V.                                                      2,172,424  1,355,583       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Series L                                       7,700     49,942       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                                  4,452    292,229       0.0%
    Consorcio ARA S.A.B. de C.V. Series *                                       305,857    115,297       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR                        15,370     95,909       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A                    25,993     16,261       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                                     146,451    210,256       0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                                      73,800    299,903       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                                         85,587    124,660       0.0%
    El Puerto de Liverpool S.A.B. de C.V.                                         7,361     48,872       0.0%
*   Empresas ICA S.A.B. de C.V.                                                 117,564        882       0.0%
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR                            32,800      5,086       0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR                       9,515    919,720       0.1%
*   Genomma Lab Internacional S.A.B. de C.V. Class B                            450,602    436,819       0.0%
    Gentera S.A.B. de C.V.                                                      471,339    375,014       0.0%
    Gruma S.A.B. de C.V. Class B                                                 70,384    860,623       0.0%
*   Grupo Aeromexico S.A.B. de C.V.                                              61,114     85,223       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                          73,216    386,201       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                           9,537    993,469       0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                      24,482    254,323       0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                            5,100    916,980       0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B                        2,400     43,055       0.0%
    Grupo Bimbo S.A.B. de C.V. Series A                                         157,200    365,219       0.0%
    Grupo Carso S.A.B. de C.V. Series A1                                         97,100    351,598       0.0%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                                   14,060     81,945       0.0%
    Grupo Comercial Chedraui S.A. de C.V.                                       113,794    239,428       0.0%
    Grupo Elektra S.A.B. de C.V.                                                 13,973    382,071       0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                                          110,408     72,318       0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                                     175,234  1,095,889       0.1%
    Grupo Financiero Inbursa S.A.B. de C.V.                                     304,040    506,082       0.0%
    Grupo Financiero Interacciones SA de C.V. Class O                            39,863    195,052       0.0%
*   Grupo GICSA S.A. de C.V.                                                     57,967     30,437       0.0%
    Grupo Herdez S.A.B. de C.V. Series *                                        110,820    265,524       0.0%
    Grupo Lala S.A.B. de C.V.                                                    49,771     63,551       0.0%
    Grupo Lamosa S.A.B. de C.V.                                                  35,276     73,770       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                                        609,526  2,018,060       0.1%
*   Grupo Pochteca S.A.B. de C.V.                                                 3,616      1,788       0.0%
    Grupo Sanborns S.A.B. de C.V.                                                53,862     55,699       0.0%
*   Grupo Simec S.A.B. de C.V. Series B                                          39,212    127,561       0.0%
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                                      1,049     10,137       0.0%
    Grupo Televisa S.A.B. Series CPO                                            247,891    889,261       0.0%
    Grupo Televisa S.A.B. Sponsored ADR                                          23,672    424,202       0.0%
*   Hoteles City Express S.A.B. de C.V.                                         133,529    189,205       0.0%
*   Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.       126,300    224,816       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                                   56,734    291,041       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                      ------- ----------- ---------------
MEXICO -- (Continued)
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                       742 $    45,841       0.0%
*   Industrias CH S.A.B. de C.V. Series B                              75,552     376,466       0.0%
    Industrias Penoles S.A.B. de C.V.                                  50,030   1,051,291       0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.                     35,103     154,680       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                   255,812     463,557       0.0%
*   La Comer S.A.B. de C.V.                                           152,815     158,600       0.0%
*   Maxcom Telecomunicaciones S.A.B. de C.V.                            4,640       1,774       0.0%
    Megacable Holdings S.A.B. de C.V.                                 154,480     709,787       0.0%
    Mexichem S.A.B. de C.V. Series *                                  426,572   1,333,176       0.1%
*   Minera Frisco S.A.B. de C.V.                                       88,464      48,437       0.0%
    Nemak S.A.B. de C.V.                                              246,046     184,712       0.0%
    Organizacion Cultiba S.A.B. de C.V.                                12,061       9,416       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                       151,399     279,774       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.(2393388)   47,490     486,757       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.(BP85573)    2,632      18,252       0.0%
    Qualitas Controladora S.A.B. de C.V.                               57,781     161,584       0.0%
    Rassini S.A.B. de C.V.                                             24,129     101,473       0.0%
    Rassini S.A.B. De C.V. Class A                                     14,781      30,831       0.0%
    Regional S.A.B. de C.V.                                           117,088     745,274       0.0%
*   Telesites S.A.B. de C.V.                                          105,357      81,741       0.0%
    TV Azteca S.A.B. de C.V.                                          471,517      73,619       0.0%
    Unifin Financiera S.A.B. de C.V. SOFOM ENR                         43,871     157,168       0.0%
    Vitro S.A.B. de C.V. Series A                                      16,205      51,772       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                                 226,538     629,876       0.0%
                                                                              -----------       ---
TOTAL MEXICO                                                                   28,004,660       0.8%
                                                                              -----------       ---
NETHERLANDS -- (2.1%)
    Aalberts Industries NV                                             48,596   2,392,716       0.1%
    ABN AMRO Group NV                                                  34,117   1,058,010       0.0%
    Accell Group                                                       10,226     239,072       0.0%
    Aegon NV(007924103)                                                90,321     655,730       0.0%
    Aegon NV(5927375)                                                 282,208   2,068,242       0.1%
    AFC Ajax NV                                                           546       7,192       0.0%
    Akzo Nobel NV                                                      64,558   5,846,263       0.2%
*   Altice NV Class A                                                  17,214     164,756       0.0%
*   Altice NV Class B                                                   5,112      48,780       0.0%
    AMG Advanced Metallurgical Group NV                                16,363     764,578       0.0%
    Amsterdam Commodities NV                                            8,922     238,185       0.0%
    APERAM SA                                                          21,739   1,059,220       0.0%
    Arcadis NV                                                         25,151     494,601       0.0%
*   ArcelorMittal(BD4H9V1)                                             76,808   2,599,181       0.1%
*   ArcelorMittal(BYPBS67)                                             26,445     896,318       0.0%
    ASM International NV                                               20,246   1,215,560       0.0%
    ASML Holding NV                                                    15,868   2,990,230       0.1%
*   Basic-Fit NV                                                          250       7,512       0.0%
    BE Semiconductor Industries NV                                     21,146   1,461,467       0.1%
    Beter Bed Holding NV                                                7,640      76,750       0.0%
    BinckBank NV                                                       27,641     160,852       0.0%
    Boskalis Westminster                                               35,843   1,061,822       0.0%
    Brunel International NV                                             6,552     117,612       0.0%
    Coca-Cola European Partners P.L.C.                                 26,892   1,061,455       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                 ------- ----------- ---------------
NETHERLANDS -- (Continued)
    Corbion NV                                    31,449 $ 1,006,854       0.0%
    ForFarmers NV                                  9,002     126,286       0.0%
*   Fugro NV                                      28,354     448,396       0.0%
    Gemalto NV                                    23,043   1,387,708       0.0%
    GrandVision NV                                 9,110     223,976       0.0%
*   Heijmans NV                                    7,697      91,416       0.0%
    Heineken NV                                   22,194   2,336,481       0.1%
    Hunter Douglas NV                              1,878     143,250       0.0%
    IMCD NV                                       12,404     763,258       0.0%
    ING Groep NV                                  29,567     498,219       0.0%
    ING Groep NV Sponsored ADR                   157,227   2,639,841       0.1%
    KAS Bank NV                                    5,395      65,017       0.0%
    Kendrion NV                                    7,473     301,613       0.0%
    Koninklijke Ahold Delhaize NV                233,772   5,639,627       0.2%
    Koninklijke Ahold Delhaize NV Sponsored ADR      787      18,882       0.0%
    Koninklijke BAM Groep NV                      98,851     470,818       0.0%
    Koninklijke DSM NV                            57,969   5,991,256       0.2%
    Koninklijke KPN NV                           708,216   2,204,133       0.1%
    Koninklijke Philips NV(2614313)               72,633   3,066,565       0.1%
    Koninklijke Philips NV(5986622)               52,867   2,237,659       0.1%
    Koninklijke Vopak NV                          35,243   1,738,014       0.1%
    Nederland Apparatenfabriek                     1,615      98,225       0.0%
    NN Group NV                                   65,332   3,131,016       0.1%
*   OCI NV                                        33,717     800,155       0.0%
    Ordina NV                                     54,448     122,993       0.0%
    Philips Lighting NV                           23,441     712,884       0.0%
    PostNL NV                                    147,299     571,810       0.0%
    Randstad NV                                   36,965   2,379,189       0.1%
    RELX NV                                       60,337   1,283,798       0.0%
    RELX NV Sponsored ADR                         12,919     274,791       0.0%
    SBM Offshore NV                               68,125   1,143,084       0.0%
    Sligro Food Group NV                          11,208     580,547       0.0%
    TKH Group NV                                  19,131   1,209,341       0.0%
*   TomTom NV                                     35,932     354,559       0.0%
    Unilever NV(2416542)                          40,534   2,315,302       0.1%
    Unilever NV(B12T3J1)                          13,702     785,516       0.0%
    Van Lanschot Kempen NV                         4,130     127,576       0.0%
    Wessanen                                      37,081     748,139       0.0%
    Wolters Kluwer NV                             70,283   3,802,998       0.1%
                                                         -----------       ---
TOTAL NETHERLANDS                                         78,527,296       2.1%
                                                         -----------       ---
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                            129,455   1,100,184       0.1%
    Air New Zealand, Ltd.                        307,440     705,440       0.0%
    Auckland International Airport, Ltd.          88,393     395,531       0.0%
    Chorus, Ltd.                                 157,673     447,352       0.0%
    Chorus, Ltd. ADR                               2,187      30,290       0.0%
    Contact Energy, Ltd.                         126,788     478,477       0.0%
    EBOS Group, Ltd.                              22,507     281,187       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.        98,156     877,872       0.1%
    Fletcher Building, Ltd.(6341606)             192,731     853,610       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
 NEW ZEALAND -- (Continued)
     Fletcher Building, Ltd.(6341617)       12,299 $    54,008       0.0%
     Fonterra Co-operative Group, Ltd.      16,111      64,869       0.0%
     Freightways, Ltd.                      40,378     212,346       0.0%
     Genesis Energy, Ltd.                   98,625     155,929       0.0%
     Gentrack Group, Ltd.                    4,355      21,453       0.0%
     Hallenstein Glasson Holdings, Ltd.        609       1,955       0.0%
     Heartland Bank, Ltd.                  108,672     136,790       0.0%
     Infratil, Ltd.                        123,334     276,490       0.0%
     Kathmandu Holdings, Ltd.               28,994      53,416       0.0%
     Mainfreight, Ltd.                      31,997     556,266       0.0%
     Mercury NZ, Ltd.                       92,649     207,336       0.0%
     Meridian Energy, Ltd.                  67,998     140,463       0.0%
     Metlifecare, Ltd.                      51,761     210,187       0.0%
     Metro Performance Glass, Ltd.          20,089      12,246       0.0%
 *   New Zealand Oil & Gas, Ltd.             1,899         806       0.0%
     New Zealand Refining Co., Ltd. (The)   57,566      95,141       0.0%
     NZME, Ltd.                             83,243      48,851       0.0%
     NZX, Ltd.                              50,279      38,175       0.0%
     PGG Wrightson, Ltd.                     8,757       3,752       0.0%
     Port of Tauranga, Ltd.                 53,776     184,575       0.0%
     Restaurant Brands New Zealand, Ltd.    46,647     235,255       0.0%
     Ryman Healthcare, Ltd.                 27,385     203,825       0.0%
     Sanford, Ltd.                          16,333      86,869       0.0%
     Scales Corp., Ltd.                     27,670      86,130       0.0%
     Skellerup Holdings, Ltd.               44,340      55,722       0.0%
     SKY Network Television, Ltd.          128,370     205,178       0.0%
     SKYCITY Entertainment Group, Ltd.     295,923     840,833       0.0%
     Spark New Zealand, Ltd.               421,958   1,024,697       0.1%
     Steel & Tube Holdings, Ltd.            17,544      24,657       0.0%
     Summerset Group Holdings, Ltd.         96,796     468,599       0.0%
 *   Synlait Milk, Ltd.                      7,911      55,528       0.0%
     Tegel Group Holdings, Ltd.             15,288      12,240       0.0%
     Tilt Renewables, Ltd.                  13,045      17,690       0.0%
     Tourism Holdings, Ltd.                 58,498     249,737       0.0%
 *   Tower, Ltd.                            42,638      23,648       0.0%
     Trade Me Group, Ltd.                  120,753     393,886       0.0%
     Trustpower, Ltd.                       13,045      52,009       0.0%
     Vector, Ltd.                           54,504     122,722       0.0%
     Warehouse Group, Ltd. (The)            43,907      62,315       0.0%
     Z Energy, Ltd.                         97,687     497,213       0.0%
                                                   -----------       ---
 TOTAL NEW ZEALAND                                  12,363,750       0.3%
                                                   -----------       ---
 NORWAY -- (0.7%)
     ABG Sundal Collier Holding ASA        185,797     146,378       0.0%
     AF Gruppen ASA                            813      13,162       0.0%
 *   Akastor ASA                            62,139     123,341       0.0%
     Aker ASA Class A                       10,276     642,244       0.0%
     Aker BP ASA                            43,708   1,433,603       0.1%
 *   Aker Solutions ASA                     50,769     343,681       0.0%
     American Shipping Co. ASA              17,370      59,402       0.0%
 *   Archer, Ltd.                           29,833      34,735       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
NORWAY -- (Continued)
    Atea ASA                                  35,638 $  528,983       0.0%
    Austevoll Seafood ASA                     48,750    586,719       0.0%
*   Avance Gas Holding, Ltd.                  18,822     47,404       0.0%
*   Axactor AB                               332,982    116,937       0.0%
    Bakkafrost P/F                             9,791    561,780       0.0%
    Bonheur ASA                                9,038    107,777       0.0%
    Borregaard ASA                            33,853    358,897       0.0%
*   BW LPG, Ltd.                              30,630    106,284       0.0%
*   BW Offshore, Ltd.                         47,788    260,317       0.0%
    DNB ASA                                   65,608  1,226,957       0.1%
*   DNO ASA                                  282,160    522,499       0.0%
*   DOF ASA                                  435,273     47,961       0.0%
    Ekornes ASA                               10,616    147,653       0.0%
    Entra ASA                                 19,314    264,880       0.0%
    Europris ASA                              34,371    119,629       0.0%
*   Fred Olsen Energy ASA                     20,918     31,643       0.0%
    Frontline, Ltd.                           28,827    124,163       0.0%
    Gjensidige Forsikring ASA                 16,480    260,850       0.0%
    Golar LNG, Ltd.                            3,007     96,675       0.0%
    Grieg Seafood ASA                         33,933    363,708       0.0%
    Hexagon Composites ASA                    34,591     90,326       0.0%
    Hoegh LNG Holdings, Ltd.                   6,703     38,943       0.0%
*   Kongsberg Automotive ASA                 187,622    219,354       0.0%
    Kongsberg Gruppen ASA                      6,562    160,649       0.0%
*   Kvaerner ASA                              58,803    123,742       0.0%
    Leroy Seafood Group ASA                   68,880    505,256       0.0%
    Marine Harvest ASA                        35,716    777,452       0.0%
#*  NEL ASA                                   90,655     31,218       0.0%
*   Nordic Semiconductor ASA                  18,887    118,823       0.0%
    Norsk Hydro ASA                          133,084    831,236       0.0%
    Norway Royal Salmon ASA                    7,604    179,747       0.0%
#*  Norwegian Air Shuttle ASA                 12,079    458,417       0.0%
*   Norwegian Finans Holding ASA              29,605    359,741       0.0%
    Ocean Yield ASA                           26,263    225,859       0.0%
*   Odfjell Drilling, Ltd.                    22,571    100,268       0.0%
    Odfjell SE Class A                         2,716     10,374       0.0%
    Orkla ASA                                 26,533    245,568       0.0%
*   Otello Corp. ASA                          32,750     83,575       0.0%
*   Petroleum Geo-Services ASA               130,315    560,896       0.0%
*   Prosafe SE                                 3,967      6,404       0.0%
    Protector Forsikring ASA                  24,198    226,365       0.0%
*   Q-Free ASA                                 7,742      7,758       0.0%
*   REC Silicon ASA                          879,175    149,035       0.0%
    Salmar ASA                                 8,154    379,987       0.0%
    Sbanken ASA                                3,765     33,990       0.0%
    Scatec Solar ASA                          44,885    278,468       0.0%
    Schibsted ASA Class A                      3,700    107,883       0.0%
    Schibsted ASA Class B                      3,700     99,546       0.0%
    Selvaag Bolig ASA                         13,362     67,866       0.0%
    Solon Eiendom ASA                          3,678     12,713       0.0%
*   Solstad Farstad ASA                       19,038     14,690       0.0%
    SpareBank 1 SR-Bank ASA                   45,651    451,485       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                   --------- ----------- ---------------
NORWAY -- (Continued)
    Statoil ASA                                      100,855 $ 2,579,135       0.1%
    Statoil ASA Sponsored ADR                         36,145     925,312       0.1%
    Stolt-Nielsen, Ltd.                                9,886     139,710       0.0%
    Storebrand ASA                                   120,597   1,030,652       0.1%
    Subsea 7 SA                                       78,522   1,097,087       0.1%
    Telenor ASA                                       29,211     646,553       0.0%
    TGS NOPEC Geophysical Co. ASA                     40,842   1,287,908       0.1%
    Tomra Systems ASA                                 30,975     574,619       0.0%
    Veidekke ASA                                      33,368     405,284       0.0%
*   Wallenius Wilhelmsen Logistics                    22,907     158,259       0.0%
    Wilh Wilhelmsen Holding ASA Class A                5,341     154,363       0.0%
    XXL ASA                                           10,755      93,430       0.0%
    Yara International ASA                            14,216     599,610       0.0%
                                                             -----------       ---
TOTAL NORWAY                                                  25,327,818       0.7%
                                                             -----------       ---
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR                         2,701      34,567       0.0%
    Credicorp, Ltd.                                    3,175     738,156       0.0%
*   Fossal SAA ADR                                       342         153       0.0%
*   Grana y Montero SAA Sponsored ADR                 10,766      35,851       0.0%
                                                             -----------       ---
TOTAL PERU                                                       808,727       0.0%
                                                             -----------       ---
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                     88,530     118,945       0.0%
    Aboitiz Power Corp.                              172,300     126,293       0.0%
*   Alliance Global Group, Inc.                      704,800     177,520       0.0%
*   Apex Mining Co., Inc.                          1,214,000      39,765       0.0%
*   Atlas Consolidated Mining & Development Corp.    113,900       9,465       0.0%
    Ayala Corp.                                       14,870     276,597       0.0%
    Ayala Land, Inc.                                 318,600     250,353       0.0%
    Bank of the Philippine Islands                    96,555     195,431       0.0%
    BDO Unibank, Inc.                                163,037     413,533       0.1%
    Belle Corp.                                    1,295,800      83,959       0.0%
    Bloomberry Resorts Corp.                       1,978,900     468,761       0.1%
    Cebu Air, Inc.                                    89,750     153,504       0.0%
    Century Pacific Food, Inc.                       188,700      60,218       0.0%
    Century Properties Group, Inc.                   730,005       6,423       0.0%
    China Banking Corp.                              101,867      68,410       0.0%
    Cosco Capital, Inc.                              979,100     126,539       0.0%
    D&L Industries, Inc.                             467,900      97,926       0.0%
    DMCI Holdings, Inc.                            1,700,550     361,469       0.0%
*   DoubleDragon Properties Corp.                     84,160      50,704       0.0%
    East West Banking Corp.                          155,550      52,220       0.0%
*   EEI Corp.                                        181,100      42,671       0.0%
    Emperador, Inc.                                  390,600      54,300       0.0%
*   Empire East Land Holdings, Inc.                1,000,000      12,694       0.0%
    Energy Development Corp.                         501,527      52,292       0.0%
    Filinvest Land, Inc.                           3,876,000     124,404       0.0%
    First Gen Corp.                                  306,300      92,121       0.0%
    First Philippine Holdings Corp.                  105,830     132,756       0.0%
*   Global Ferronickel Holdings, Inc.                222,352      10,108       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                       --------- ---------- ---------------
PHILIPPINES -- (Continued)
    Globe Telecom, Inc.                                    7,340 $  218,529       0.0%
    GT Capital Holdings, Inc.                              6,600    133,769       0.0%
    Integrated Micro-Electronics, Inc.                   195,279     57,910       0.0%
    International Container Terminal Services, Inc.      144,160    235,130       0.0%
    JG Summit Holdings, Inc.                             159,580    196,578       0.0%
    Jollibee Foods Corp.                                  36,420    200,149       0.0%
*   Lepanto Consolidated Mining Co.                      269,000        765       0.0%
    Lopez Holdings Corp.                                 806,300     67,113       0.0%
    LT Group, Inc.                                       504,600    196,773       0.0%
    Manila Electric Co.                                   18,880    117,205       0.0%
    Manila Water Co., Inc.                               292,500    156,920       0.0%
    Max's Group, Inc.                                     34,100      9,539       0.0%
    Megawide Construction Corp.                          290,100    134,073       0.0%
    Megaworld Corp.                                    3,317,000    287,837       0.0%
*   Melco Resorts And Entertainment Philippines Corp.    425,000     56,188       0.0%
    Metro Pacific Investments Corp.                    1,897,800    186,654       0.0%
    Metro Retail Stores Group, Inc.                      155,000      9,403       0.0%
    Metropolitan Bank & Trust Co.                         87,382    143,120       0.0%
    Nickel Asia Corp.                                    303,700     30,458       0.0%
    Pepsi-Cola Products Philippines, Inc.                343,700     17,427       0.0%
    Petron Corp.                                       1,103,700    197,936       0.0%
    Philex Mining Corp.                                  384,300     42,019       0.0%
*   Philippine National Bank                              95,595     96,719       0.0%
    Philippine Stock Exchange, Inc. (The)                    312      1,326       0.0%
*   Philweb Corp.                                         57,200      6,599       0.0%
    Phinma Energy Corp.                                  357,000     10,186       0.0%
    Phoenix Petroleum Philippines, Inc.                  130,700     29,847       0.0%
    Pilipinas Shell Petroleum Corp.                       27,140     27,416       0.0%
    PLDT, Inc.                                             3,850    107,747       0.0%
    PLDT, Inc. Sponsored ADR                               4,722    129,808       0.0%
    Premium Leisure Corp.                              1,877,000     36,973       0.0%
    Puregold Price Club, Inc.                            165,800    151,610       0.0%
    RFM Corp.                                            196,000     18,351       0.0%
    Rizal Commercial Banking Corp.                        90,960     68,340       0.0%
    Robinsons Land Corp.                                 778,978    268,652       0.0%
    Robinsons Retail Holdings, Inc.                      117,470    206,355       0.0%
    San Miguel Corp.                                     148,420    399,978       0.1%
    San Miguel Food and Beverage, Inc.                    45,700     57,315       0.0%
    Security Bank Corp.                                   97,724    393,518       0.0%
    Semirara Mining & Power Corp.                        237,240    141,309       0.0%
    SM Investments Corp.                                   4,905     88,697       0.0%
    SM Prime Holdings, Inc.                              136,926     90,235       0.0%
*   SSI Group, Inc.                                      485,000     22,543       0.0%
    STI Education Systems Holdings, Inc.                 634,000     16,043       0.0%
*   Top Frontier Investment Holdings, Inc.                 3,465     17,649       0.0%
    Union Bank Of Philippines                             77,815    137,141       0.0%
    Universal Robina Corp.                                67,390    182,892       0.0%
    Vista Land & Lifescapes, Inc.                      2,405,500    301,621       0.0%
    Xurpas, Inc.                                         103,800      6,466       0.0%
                                                                 ----------       ---
TOTAL PHILIPPINES                                                 9,370,212       0.3%
                                                                 ----------       ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
POLAND -- (0.3%)
*   Agora SA                                       8,317 $   36,814       0.0%
*   Alior Bank SA                                 22,480    452,259       0.0%
    Amica SA                                       1,011     34,463       0.0%
*   AmRest Holdings SE                               639     83,718       0.0%
    Asseco Poland SA                              28,233    352,511       0.0%
    Bank Handlowy w Warszawie SA                   3,641     85,934       0.0%
*   Bank Millennium SA                           158,532    385,456       0.0%
    Bank Pekao SA                                  3,814    126,575       0.0%
    Bank Zachodni WBK SA                           1,804    190,317       0.0%
*   Bioton SA                                      9,806     14,636       0.0%
*   Boryszew SA                                   54,851    138,012       0.0%
    Budimex SA                                     2,597    138,639       0.0%
    CCC SA                                         3,260    239,478       0.0%
    CD Projekt SA                                 12,992    458,482       0.0%
*   Ciech SA                                      17,044    275,474       0.0%
    ComArch SA                                       886     36,572       0.0%
    Cyfrowy Polsat SA                             57,967    422,775       0.0%
    Dom Development SA                             1,479     37,810       0.0%
    Enea SA                                       97,222    287,994       0.0%
    Energa SA                                     40,209    117,491       0.0%
    Eurocash SA                                   17,727    123,312       0.0%
*   Famur SA                                      42,007     71,428       0.0%
*   Getin Holding SA                              91,861     24,794       0.0%
*   Getin Noble Bank SA                          122,278     40,266       0.0%
    Globe Trade Centre SA                         11,324     29,759       0.0%
    Grupa Azoty SA                                 9,996    152,132       0.0%
    Grupa Kety SA                                  2,790    284,340       0.0%
    Grupa Lotos SA                                50,274    787,599       0.1%
*   Impexmetal SA                                 38,718     47,281       0.0%
    ING Bank Slaski SA                             4,169    233,452       0.0%
    Inter Cars SA                                  1,704    116,702       0.0%
*   Jastrzebska Spolka Weglowa SA                 15,938    373,728       0.0%
    Kernel Holding SA                             24,108    326,710       0.0%
    KGHM Polska Miedz SA                          30,797    816,334       0.1%
    LC Corp. SA                                   84,354     66,090       0.0%
    LPP SA                                           125    325,079       0.0%
    Lubelski Wegiel Bogdanka SA                    3,800     59,511       0.0%
*   mBank SA                                       2,316    281,990       0.0%
    Netia SA                                     114,614    168,993       0.0%
    Neuca SA                                         432     38,032       0.0%
*   Orange Polska SA                             109,497    163,926       0.0%
    Orbis SA                                       5,409    147,614       0.0%
    Pfleiderer Group SA                            2,704     28,634       0.0%
*   PGE Polska Grupa Energetyczna SA             188,250    559,656       0.0%
*   PKP Cargo SA                                   7,509     87,651       0.0%
*   Polnord SA                                     9,078     21,088       0.0%
    Polski Koncern Naftowy Orlen S.A.             53,743  1,368,828       0.1%
    Polskie Gornictwo Naftowe i Gazownictwo SA   101,680    178,462       0.0%
*   Powszechna Kasa Oszczednosci Bank Polski SA   42,964    510,075       0.0%
    Powszechny Zaklad Ubezpieczen SA              24,594    298,989       0.0%
*   Rafako SA                                     19,463     22,708       0.0%
    Stalexport Autostrady SA                      12,270     13,674       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                        --------- ----------- ---------------
POLAND -- (Continued)
    Stalprodukt SA                                            407 $    52,967       0.0%
*   Tauron Polska Energia SA                              435,059     290,340       0.0%
    Trakcja SA                                             14,934      27,299       0.0%
*   Vistula Group SA                                        9,906      12,982       0.0%
    Warsaw Stock Exchange                                   7,495      84,089       0.0%
    Wawel SA                                                   43      12,699       0.0%
                                                                  -----------       ---
TOTAL POLAND                                                       12,164,623       0.3%
                                                                  -----------       ---
PORTUGAL -- (0.2%)
    Altri SGPS SA                                          42,109     304,441       0.0%
*   Banco Comercial Portugues SA Class R                2,677,760     896,391       0.1%
    CTT-Correios de Portugal SA                            25,470      93,923       0.0%
    EDP - Energias de Portugal SA                         150,256     557,444       0.0%
    EDP Renovaveis SA                                      66,089     634,651       0.0%
    Galp Energia SGPS SA                                   81,676   1,567,611       0.1%
    Jeronimo Martins SGPS SA                               31,231     547,698       0.0%
    Mota-Engil SGPS SA                                     57,304     248,271       0.0%
    Navigator Co. SA (The)                                109,729     640,245       0.0%
    NOS SGPS SA                                           138,316     822,172       0.0%
    REN - Redes Energeticas Nacionais SGPS SA              89,783     283,182       0.0%
    Semapa-Sociedade de Investimento e Gestao              14,032     313,771       0.0%
    Sonae Capital SGPS SA                                  50,652      61,897       0.0%
    Sonae SGPS SA                                         421,863     573,673       0.0%
    Teixeira Duarte SA                                     25,644       8,574       0.0%
                                                                  -----------       ---
TOTAL PORTUGAL                                                      7,553,944       0.2%
                                                                  -----------       ---
RUSSIA -- (0.3%)
    Etalon Group P.L.C. GDR(B5TWX80)                       19,681      56,091       0.0%
    Etalon Group P.L.C. GDR(B5TWX80)                       36,272     103,658       0.0%
    Gazprom PJSC Sponsored ADR                            349,179   1,611,283       0.1%
    Globaltrans Investment P.L.C. GDR                      10,124     106,505       0.0%
    Globaltrans Investment P.L.C. Sponsored GDR            12,202     128,051       0.0%
*   Lenta, Ltd.(BJ621Y3)                                   15,130      85,182       0.0%
*   Lenta, Ltd.(BJ621Y903)                                 12,540      70,448       0.0%
    Lukoil PJSC Sponsored ADR(BYZF386)                      5,691     374,980       0.0%
    Lukoil PJSC Sponsored ADR(BYZDW2900)                    7,792     519,381       0.0%
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     38,822     386,351       0.0%
*   Mail.Ru Group, Ltd. GDR                                 1,419      44,975       0.0%
*   Mechel PJSC Sponsored ADR                              16,260      59,674       0.0%
    MegaFon PJSC GDR(B8PQQ7905)                            11,182      99,022       0.0%
    MegaFon PJSC GDR(58517T209)                             2,360      20,898       0.0%
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                  9,287     159,604       0.0%
    MMC Norilsk Nickel PJSC ADR(BYSW6M9)                      577       9,832       0.0%
    Novatek PJSC GDR(B99CZN7)                                 178      22,606       0.0%
    Novatek PJSC GDR(B0DK750)                                 838     106,440       0.0%
    Novolipetsk Steel PJSC GDR                             16,393     417,801       0.0%
    Phosagro PJSC GDR                                       8,962     129,234       0.0%
    Ros Agro P.L.C. GDR                                     3,044      33,298       0.0%
    Rosneft Oil Co. PJSC GDR(B1N63N5)                      44,908     273,669       0.0%
    Rosneft Oil Co. PJSC GDR(B17FSC2)                      56,263     342,247       0.0%
    Rostelecom PJSC Sponsored ADR(778529107)                1,222       7,631       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                      SHARES   VALUE++   OF NET ASSETS**
                                                      ------- ---------- ---------------
RUSSIA -- (Continued)
    Rostelecom PJSC Sponsored ADR(B114RM8)              7,748 $   47,370       0.0%
    RusHydro PJSC ADR                                 218,605    248,671       0.0%
    Sberbank of Russia PJSC Sponsored ADR(B5SC091)     96,521  1,427,184       0.1%
    Sberbank of Russia PJSC Sponsored ADR(B3P7N29)      4,655     68,754       0.0%
    Severstal PJSC GDR                                 15,052    239,563       0.0%
    Tatneft PJSC Sponsored ADR                         16,980  1,090,619       0.1%
    TMK PJSC GDR(B39TMW4)                              43,967    220,275       0.0%
    TMK PJSC GDR(B1FY0V4)                               3,193     16,030       0.0%
    VEON, Ltd.                                         94,715    260,466       0.0%
    VTB Bank PJSC GDR(B1W7FX3)                         80,161    149,942       0.0%
    VTB Bank PJSC GDR(46630Q202)                      324,250    606,996       0.0%
*   X5 Retail Group NV GDR(B07T3T9)                    12,244    348,429       0.0%
*   X5 Retail Group NV GDR(B07T3T9)                       312      8,892       0.0%
                                                              ----------       ---
TOTAL RUSSIA                                                   9,902,052       0.3%
                                                              ----------       ---
SINGAPORE -- (0.9%)
    Accordia Golf Trust                               283,200    131,211       0.0%
    AEM Holdings, Ltd.                                 12,300     55,558       0.0%
    Amara Holdings, Ltd.                               25,000      9,698       0.0%
    Aspial Corp., Ltd.                                 58,100     10,952       0.0%
*   Banyan Tree Holdings, Ltd.                        107,700     47,729       0.0%
    Best World International, Ltd.                     69,200     77,674       0.0%
    Bonvests Holdings, Ltd.                            22,000     21,743       0.0%
    Boustead Projects, Ltd.                            15,189      9,038       0.0%
    Boustead Singapore, Ltd.                          132,133     80,304       0.0%
    Breadtalk Group, Ltd.                              27,000     39,965       0.0%
    Bukit Sembawang Estates, Ltd.                      32,000    149,120       0.0%
    Bund Center Investment, Ltd.                       64,750     34,800       0.0%
    CapitaLand, Ltd.                                  424,200  1,196,179       0.1%
    Centurion Corp., Ltd.                             128,700     45,523       0.0%
    China Aviation Oil Singapore Corp., Ltd.           33,600     40,913       0.0%
    China Sunsine Chemical Holdings, Ltd.              80,600     90,519       0.0%
    Chip Eng Seng Corp., Ltd.                         230,000    172,655       0.0%
    CITIC Envirotech, Ltd.                            251,400    135,174       0.0%
    City Developments, Ltd.                            47,900    455,189       0.0%
*   Cityneon Holdings, Ltd.                            28,000     22,005       0.0%
    Civmec, Ltd.                                       16,000      6,743       0.0%
    ComfortDelGro Corp., Ltd.                         434,000    732,500       0.0%
*   COSCO Shipping International Singapore Co., Ltd.  521,100    182,627       0.0%
    CSE Global, Ltd.                                  225,000     70,110       0.0%
    Dairy Farm International Holdings, Ltd.            24,100    202,383       0.0%
    DBS Group Holdings, Ltd.                           51,552  1,189,412       0.1%
    Del Monte Pacific, Ltd.                           179,159     26,517       0.0%
    Delfi, Ltd.                                         7,000      7,606       0.0%
    Duty Free International, Ltd.                      91,400     14,734       0.0%
*   Dyna-Mac Holdings, Ltd.                           150,000     14,566       0.0%
    Elec & Eltek International Co., Ltd.                5,000      8,073       0.0%
#*  Ezion Holdings, Ltd.                              711,854     63,797       0.0%
#*  Ezra Holdings, Ltd.                               767,465     11,656       0.0%
    Far East Orchard, Ltd.                             34,076     37,957       0.0%
    First Resources, Ltd.                             207,600    263,977       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                           --------- ---------- ---------------
SINGAPORE -- (Continued)
    Food Empire Holdings, Ltd.               131,300 $   64,158       0.0%
*   Fragrance Group, Ltd.                    206,000     23,281       0.0%
    Frasers Property, Ltd.                   103,600    158,205       0.0%
    Frencken Group, Ltd.                     147,500     61,186       0.0%
*   Gallant Venture, Ltd.                    282,900     27,832       0.0%
    Genting Singapore P.L.C.                 397,700    348,431       0.0%
    Geo Energy Resources, Ltd.               267,800     44,073       0.0%
    GL, Ltd.                                 132,000     80,510       0.0%
    Golden Agri-Resources, Ltd.            2,415,700    626,359       0.0%
    Golden Energy & Resources, Ltd.           54,500     14,959       0.0%
    Great Eastern Holdings, Ltd.               5,000    116,949       0.0%
    GuocoLand, Ltd.                           69,666    113,550       0.0%
    Halcyon Agri Corp., Ltd.                 115,356     48,968       0.0%
    Health Management International, Ltd.     70,800     34,888       0.0%
    Hi-P International, Ltd.                 139,000    171,552       0.0%
    Hiap Hoe, Ltd.                            39,000     26,161       0.0%
    Ho Bee Land, Ltd.                         93,800    181,981       0.0%
    Hong Fok Corp., Ltd.                     141,220     84,908       0.0%
    Hong Leong Asia, Ltd.                     58,300     41,851       0.0%
    Hongkong Land Holdings, Ltd.              27,000    195,135       0.0%
    Hotel Grand Central, Ltd.                 39,455     47,178       0.0%
    Hutchison Port Holdings Trust          2,379,800    793,428       0.0%
    Hyflux, Ltd.                             291,500     54,769       0.0%
    iFAST Corp., Ltd.                         18,300     12,574       0.0%
    Indofood Agri Resources, Ltd.            175,000     42,155       0.0%
    Japfa, Ltd.                              203,300     73,120       0.0%
    Jardine Cycle & Carriage, Ltd.             8,255    212,391       0.0%
    Keppel Corp., Ltd.                       302,400  1,854,668       0.1%
    Keppel Infrastructure Trust              664,757    270,026       0.0%
    Koh Brothers Group, Ltd.                  48,000     10,952       0.0%
    KSH Holdings, Ltd.                        66,000     32,445       0.0%
    Lian Beng Group, Ltd.                    154,500     72,240       0.0%
    Low Keng Huat Singapore, Ltd.             66,000     33,043       0.0%
    M1, Ltd.                                 108,500    147,779       0.0%
    Mandarin Oriental International, Ltd.      7,300     17,452       0.0%
*   Midas Holdings, Ltd.                     550,500     79,710       0.0%
*   Nam Cheong, Ltd.                         302,000      1,708       0.0%
    Nera Telecommunications, Ltd.             53,000     14,937       0.0%
    Olam International, Ltd.                 220,900    377,933       0.0%
    OUE, Ltd.                                201,700    274,438       0.0%
    Oversea-Chinese Banking Corp., Ltd.      344,382  3,556,977       0.1%
    Oxley Holdings, Ltd.                     367,068    133,473       0.0%
    Pan-United Corp., Ltd.                    53,750     15,603       0.0%
*   Penguin International, Ltd.               41,666     11,362       0.0%
    Perennial Real Estate Holdings, Ltd.      18,900     12,426       0.0%
    Q&M Dental Group Singapore, Ltd.          94,100     42,785       0.0%
    QAF, Ltd.                                 92,707     72,496       0.0%
*   Raffles Education Corp., Ltd.            143,481     19,852       0.0%
    Raffles Medical Group, Ltd.              274,520    237,316       0.0%
    RHT Health Trust                         271,700    163,922       0.0%
    Riverstone Holdings, Ltd.                 54,200     42,839       0.0%
    SATS, Ltd.                               135,870    564,593       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------- ----------- ---------------
SINGAPORE -- (Continued)
    SBS Transit, Ltd.                          18,200 $    35,542       0.0%
    SembCorp Industries, Ltd.                 571,100   1,315,484       0.1%
    SembCorp Marine, Ltd.                     144,400     230,873       0.0%
    Sheng Siong Group, Ltd.                   164,000     125,915       0.0%
    SIA Engineering Co., Ltd.                  18,800      46,005       0.0%
    SIIC Environment Holdings, Ltd.           471,300     154,330       0.0%
    Sinarmas Land, Ltd.                       520,200     142,523       0.0%
    Sing Holdings, Ltd.                        16,000       5,345       0.0%
    Singapore Airlines, Ltd.                  182,700   1,490,716       0.1%
    Singapore Exchange, Ltd.                   59,000     342,142       0.0%
    Singapore Post, Ltd.                      428,200     431,161       0.0%
    Singapore Technologies Engineering, Ltd.  108,700     284,450       0.0%
    Singapore Telecommunications, Ltd.        390,000   1,031,586       0.1%
*   Sino Grandness Food Industry Group, Ltd.  226,909      33,804       0.0%
    Stamford Land Corp., Ltd.                 150,000      55,378       0.0%
    StarHub, Ltd.                             144,500     246,505       0.0%
    Sunningdale Tech, Ltd.                     56,500      54,761       0.0%
*   Swiber Holdings, Ltd.                     105,749       1,627       0.0%
    Tai Sin Electric, Ltd.                     51,900      15,229       0.0%
*   Tat Hong Holdings, Ltd.                   181,200      74,202       0.0%
*   Thomson Medical Group, Ltd.               380,900      26,799       0.0%
    Tuan Sing Holdings, Ltd.                  223,607      72,105       0.0%
    UMS Holdings, Ltd.                        195,000     156,360       0.0%
    United Engineers, Ltd.                    219,200     449,386       0.0%
    United Industrial Corp., Ltd.             109,813     269,800       0.0%
    United Overseas Bank, Ltd.                173,892   3,937,647       0.1%
    UOB-Kay Hian Holdings, Ltd.                73,490      74,665       0.0%
    UOL Group, Ltd.                           123,455     815,374       0.0%
    UPP Holdings, Ltd.                         64,000      12,012       0.0%
    Valuetronics Holdings, Ltd.               169,180      99,215       0.0%
    Venture Corp., Ltd.                       103,600   1,620,413       0.1%
    Vibrant Group, Ltd.                        38,717       9,912       0.0%
    Wee Hur Holdings, Ltd.                    112,500      19,436       0.0%
    Wheelock Properties Singapore, Ltd.       111,100     151,943       0.0%
    Wilmar International, Ltd.                248,500     607,937       0.0%
    Wing Tai Holdings, Ltd.                   296,300     453,982       0.0%
*   Xinghua Port Holdings, Ltd.                53,750       8,492       0.0%
    Yeo Hiap Seng, Ltd.                         7,068       6,120       0.0%
*   Yongnam Holdings, Ltd.                    124,875      28,920       0.0%
                                                      -----------       ---
TOTAL SINGAPORE                                        32,358,230       0.9%
                                                      -----------       ---
SOUTH AFRICA -- (2.0%)
    Adcock Ingram Holdings, Ltd.               32,826     178,805       0.0%
*   Adcorp Holdings, Ltd.                      30,200      38,518       0.0%
    Advtech, Ltd.                             216,535     283,302       0.0%
    Aeci, Ltd.                                 60,182     569,586       0.0%
    African Oxygen, Ltd.                       51,236     125,067       0.0%
*   African Phoenix Investments, Ltd.         160,097       8,505       0.0%
    African Rainbow Minerals, Ltd.             51,607     421,920       0.0%
    Afrimat, Ltd.                              14,318      35,365       0.0%
    Alexander Forbes Group Holdings, Ltd.     304,049     157,118       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
*   Allied Electronics Corp., Ltd. Class A         29,460 $   31,116       0.0%
    Alviva Holdings, Ltd.                          57,884     94,287       0.0%
    Anglo American Platinum, Ltd.                   5,744    154,141       0.0%
    AngloGold Ashanti, Ltd.                        75,202    672,205       0.0%
    AngloGold Ashanti, Ltd. Sponsored ADR         171,502  1,540,088       0.1%
*   ArcelorMittal South Africa, Ltd.              140,868     33,360       0.0%
    Ascendis Health, Ltd.                          67,523     52,767       0.0%
    Aspen Pharmacare Holdings, Ltd.                44,018    949,101       0.0%
    Assore, Ltd.                                   13,290    328,073       0.0%
    Astral Foods, Ltd.                             23,986    591,676       0.0%
*   Attacq, Ltd.                                  127,856    197,193       0.0%
*   Aveng, Ltd.                                   190,626     14,814       0.0%
    AVI, Ltd.                                     146,804  1,342,794       0.1%
    Balwin Properties, Ltd.                        30,346     14,383       0.0%
    Barclays Africa Group, Ltd.                   216,901  3,177,008       0.1%
    Barloworld, Ltd.                              105,067  1,419,011       0.1%
    Bid Corp., Ltd.                                62,747  1,442,442       0.1%
    Bidvest Group, Ltd. (The)                     147,396  2,887,361       0.1%
    Blue Label Telecoms, Ltd.                     196,376    194,903       0.0%
    Capitec Bank Holdings, Ltd.                    14,213  1,011,880       0.0%
    Cashbuild, Ltd.                                12,687    441,257       0.0%
    Caxton and CTP Publishers and Printers, Ltd.    6,415      5,163       0.0%
    City Lodge Hotels, Ltd.                        16,394    214,416       0.0%
    Clicks Group, Ltd.                             58,328    997,229       0.0%
    Clover Industries, Ltd.                        44,600     68,649       0.0%
*   Consolidated Infrastructure Group, Ltd.        44,600     13,866       0.0%
    Coronation Fund Managers, Ltd.                 81,420    483,502       0.0%
*   Curro Holdings, Ltd.                           28,501     76,691       0.0%
    DataTec, Ltd.                                 151,306    257,489       0.0%
    Discovery, Ltd.                                87,048  1,208,650       0.0%
    Distell Group, Ltd.                            11,516    123,113       0.0%
    DRDGOLD, Ltd.                                 120,113     28,396       0.0%
*   enX Group, Ltd.                                11,577     12,477       0.0%
    EOH Holdings, Ltd.                             59,009    179,362       0.0%
    Exxaro Resources, Ltd.                         63,437    562,684       0.0%
*   Famous Brands, Ltd.                            27,746    246,936       0.0%
    FirstRand, Ltd.                               570,026  3,052,789       0.1%
    Foschini Group, Ltd. (The)                    103,190  1,775,432       0.1%
    Gold Fields, Ltd.                              90,296    342,813       0.0%
    Gold Fields, Ltd. Sponsored ADR               422,924  1,615,570       0.1%
    Grand Parade Investments, Ltd.                 20,425      3,000       0.0%
*   Grindrod, Ltd.                                239,421    276,191       0.0%
    Group Five, Ltd.                               29,546      8,149       0.0%
    Harmony Gold Mining Co., Ltd.                  14,209     28,993       0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR   126,866    257,538       0.0%
    Hudaco Industries, Ltd.                        15,350    197,697       0.0%
    Hulamin, Ltd.                                  57,757     23,966       0.0%
*   Impala Platinum Holdings, Ltd.                259,807    462,740       0.0%
    Imperial Holdings, Ltd.                        72,325  1,391,249       0.1%
    Investec, Ltd.                                 46,599    367,589       0.0%
    Invicta Holdings, Ltd.                          6,662     23,921       0.0%
    Italtile, Ltd.                                 17,566     20,181       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    JSE, Ltd.                                 54,378 $  853,349       0.0%
    KAP Industrial Holdings, Ltd.            593,490    419,538       0.0%
    Kumba Iron Ore, Ltd.                      23,130    494,113       0.0%
    Lewis Group, Ltd.                         58,479    220,179       0.0%
    Liberty Holdings, Ltd.                    61,462    654,097       0.0%
    Life Healthcare Group Holdings, Ltd.     592,537  1,396,777       0.1%
    Massmart Holdings, Ltd.                   65,318    872,249       0.0%
    Merafe Resources, Ltd.                   657,825     84,475       0.0%
    Metair Investments, Ltd.                  89,589    154,663       0.0%
    MiX Telematics, Ltd. Sponsored ADR         6,212    103,802       0.0%
    MMI Holdings, Ltd.                       465,433    828,555       0.0%
    Mondi, Ltd.                               24,210    706,323       0.0%
    Mpact, Ltd.                               81,828    187,274       0.0%
    Mr. Price Group, Ltd.                     60,261  1,322,358       0.0%
    MTN Group, Ltd.                          316,446  3,176,071       0.1%
    Murray & Roberts Holdings, Ltd.          181,217    226,554       0.0%
*   Nampak, Ltd.                             283,257    315,183       0.0%
    Naspers, Ltd. Class N                      3,750    913,573       0.0%
    Nedbank Group, Ltd.                       43,368  1,034,240       0.0%
    NEPI Rockcastle P.L.C.                    28,038    308,999       0.0%
    Netcare, Ltd.                            579,424  1,442,816       0.1%
*   Northam Platinum, Ltd.                   122,047    376,971       0.0%
    Novus Holdings, Ltd.                      13,400      4,307       0.0%
    Oceana Group, Ltd.                        23,889    158,498       0.0%
    Omnia Holdings, Ltd.                      26,191    301,266       0.0%
    Peregrine Holdings, Ltd.                  95,373    165,047       0.0%
    Pick n Pay Stores, Ltd.                  127,434    824,971       0.0%
    Pioneer Foods Group, Ltd.                 54,309    528,180       0.0%
*   PPC, Ltd.                                603,444    421,631       0.0%
    PSG Group, Ltd.                           29,840    536,894       0.0%
    Raubex Group, Ltd.                        58,662     97,429       0.0%
    RCL Foods, Ltd.                           37,465     54,613       0.0%
    Reunert, Ltd.                             82,852    516,168       0.0%
    Rhodes Food Group Pty, Ltd.               33,536     48,299       0.0%
*   Royal Bafokeng Platinum, Ltd.             23,448     43,886       0.0%
    Sanlam, Ltd.                             316,050  1,996,494       0.1%
    Santam, Ltd.                              20,421    520,972       0.0%
    Sappi, Ltd.                              292,061  1,863,836       0.1%
    Sasol, Ltd.                                6,235    222,885       0.0%
    Sasol, Ltd. Sponsored ADR                 76,081  2,703,158       0.1%
    Shoprite Holdings, Ltd.                   43,729    870,024       0.0%
*   Sibanye Gold, Ltd.                       686,864    602,077       0.0%
    Sibanye Gold, Ltd. Sponsored ADR          49,831    175,904       0.0%
    SPAR Group, Ltd. (The)                    95,379  1,615,976       0.1%
    Spur Corp., Ltd.                          23,750     51,391       0.0%
    Standard Bank Group, Ltd.                217,715  3,733,940       0.1%
    Steinhoff International Holdings NV      314,204     48,399       0.0%
*   Sun International, Ltd.                   30,539    138,864       0.0%
*   Super Group, Ltd.                        170,853    509,309       0.0%
    Telkom SA SOC, Ltd.                      135,080    616,890       0.0%
    Tiger Brands, Ltd.                        29,496    921,850       0.0%
    Tongaat Hulett, Ltd.                      57,378    415,931       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                             ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Transaction Capital, Ltd.                 72,987 $   102,469       0.0%
    Trencor, Ltd.                             73,433     203,424       0.0%
    Truworths International, Ltd.            222,248   1,817,006       0.1%
    Tsogo Sun Holdings, Ltd.                 213,861     390,935       0.0%
    Vodacom Group, Ltd.                       23,966     299,620       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.           24,669     313,595       0.0%
    Woolworths Holdings, Ltd.                403,134   2,071,760       0.1%
                                                     -----------       ---
TOTAL SOUTH AFRICA                                    74,734,544       2.0%
                                                     -----------       ---
SOUTH KOREA -- (4.2%)
    ABco Electronics Co., Ltd.                 3,072      23,272       0.0%
*   Able C&C Co., Ltd.                         1,460      23,440       0.0%
    ABOV Semiconductor Co., Ltd.               3,017      16,180       0.0%
*   Ace Technologies Corp.                     6,378      25,728       0.0%
*   Actoz Soft Co., Ltd.                       1,966      31,718       0.0%
    Advanced Nano Products Co., Ltd.             930      15,721       0.0%
    Aekyung Petrochemical Co., Ltd.            8,022     108,997       0.0%
    AfreecaTV Co., Ltd.                        2,494      80,178       0.0%
*   Agabang&Company                            6,773      36,735       0.0%
    Ahn-Gook Pharmaceutical Co., Ltd.            881      13,081       0.0%
    Ahnlab, Inc.                                 579      34,497       0.0%
    AJ Networks Co., Ltd.                      6,725      39,953       0.0%
*   AJ Rent A Car Co., Ltd.                    6,524      82,113       0.0%
*   Ajin Industrial Co., Ltd.                  6,489      18,639       0.0%
    AK Holdings, Inc.                          2,876     196,332       0.0%
    ALUKO Co., Ltd.                            7,857      33,061       0.0%
    Amorepacific Corp.                         1,320     429,477       0.0%
    AMOREPACIFIC Group                         5,630     750,240       0.0%
*   Amotech Co., Ltd.                          3,651     114,439       0.0%
*   APS Holdings Corp.                         6,201      37,823       0.0%
    Asia Cement Co., Ltd.                        561      77,482       0.0%
    ASIA Holdings Co., Ltd.                      778     109,407       0.0%
    Asia Paper Manufacturing Co., Ltd.         1,774      51,192       0.0%
*   Asiana Airlines, Inc.                     62,796     309,573       0.0%
    Autech Corp.                               5,453      76,750       0.0%
*   Automobile & PCB                          32,670      24,806       0.0%
*   Avaco Co., Ltd.                            3,211      24,400       0.0%
    Avatec Co., Ltd.                           4,139      29,477       0.0%
    Baiksan Co., Ltd.                          6,645      37,188       0.0%
*   Barun Electronics Co., Ltd.               16,346      21,005       0.0%
*   Barunson Entertainment & Arts Corp.       21,239      37,332       0.0%
    Bcworld Pharm Co., Ltd.                      917      25,041       0.0%
*   BH Co., Ltd.                               8,461     169,571       0.0%
*   Binex Co., Ltd.                            2,368      32,737       0.0%
    Binggrae Co., Ltd.                         1,570      97,650       0.0%
*   Biotoxtech Co., Ltd.                       2,122      39,285       0.0%
    Bluecom Co., Ltd.                          3,526      19,838       0.0%
    BNK Financial Group, Inc.                104,973   1,021,568       0.1%
    Boditech Med, Inc.                         1,169      19,240       0.0%
*   Bohae Brewery Co., Ltd.                   17,410      18,265       0.0%
    Bookook Securities Co., Ltd.                 324       7,361       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES  VALUE++   OF NET ASSETS**
                                               ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Boryung Medience Co., Ltd.                  1,751 $   23,798       0.0%
    Boryung Pharmaceutical Co., Ltd.            4,340     48,816       0.0%
#*  Bosung Power Technology Co., Ltd.          11,167     47,273       0.0%
*   Brain Contents Co., Ltd.                   23,044     20,773       0.0%
*   Bubang Co., Ltd.                           10,013     28,532       0.0%
    Bukwang Pharmaceutical Co., Ltd.            1,100     26,559       0.0%
    BYC Co., Ltd.                                  52     13,734       0.0%
    Byucksan Corp.                             16,107     62,645       0.0%
*   CammSys Corp.                              14,666     32,043       0.0%
    Capro Corp.                                15,677    111,118       0.0%
    Caregen Co., Ltd.                             323     26,923       0.0%
    Cell Biotech Co., Ltd.                      1,655     65,808       0.0%
*   Celltrion Pharm, Inc.                       2,356    189,357       0.0%
#*  Celltrion, Inc.                             2,971    745,326       0.0%
*   Chabiotech Co., Ltd.                        5,500    109,308       0.0%
    Changhae Ethanol Co., Ltd.                  2,226     36,261       0.0%
    Cheil Worldwide, Inc.                       9,650    171,804       0.0%
*   Chemtronics Co., Ltd.                       2,970     17,641       0.0%
*   Chin Hung International, Inc.               4,637     10,284       0.0%
    Choheung Corp.                                 61     12,711       0.0%
    Chokwang Paint, Ltd.                        1,963     17,333       0.0%
    Chong Kun Dang Pharmaceutical Corp.         1,770    192,583       0.0%
    Chongkundang Holdings Corp.                   611     39,859       0.0%
    Chungdahm Learning, Inc.                    2,571     38,726       0.0%
    CJ CGV Co., Ltd.                            4,189    290,762       0.0%
    CJ CheilJedang Corp.                        3,979  1,272,177       0.1%
    CJ Corp.                                    6,717  1,017,584       0.1%
    CJ E&M Corp.                                5,469    461,425       0.0%
    CJ Freshway Corp.                           1,428     50,566       0.0%
    CJ Hello Co., Ltd.                         10,705     85,264       0.0%
*   CJ Logistics Corp.                          2,292    334,166       0.0%
    CJ O Shopping Co., Ltd.                     1,748    364,624       0.0%
    CKD Bio Corp.                               1,355     28,985       0.0%
    Com2uSCorp                                  2,534    377,577       0.0%
    Commax Co., Ltd.                            2,938     16,530       0.0%
    Coreana Cosmetics Co., Ltd.                 3,220     24,143       0.0%
    Cosmax BTI, Inc.                            1,158     46,242       0.0%
    Cosmax, Inc.                                1,499    218,854       0.0%
    Cosmecca Korea Co., Ltd.                      422     15,564       0.0%
*   Cosmochemical Co., Ltd.                     2,127     40,869       0.0%
*   COSON Co., Ltd.                             3,057     44,298       0.0%
    Coway Co., Ltd.                             5,146    420,533       0.0%
    Crown Confectionery Co., Ltd.                 331      4,418       0.0%
    CROWNHAITAI Holdings Co., Ltd.              6,390     99,309       0.0%
*   CrucialTec Co., Ltd.                       17,448     30,794       0.0%
    CS Wind Corp.                               1,288     39,814       0.0%
*   CTC BIO, Inc.                               5,077     69,526       0.0%
*   Curo Co., Ltd.                             27,865     32,375       0.0%
    D.I Corp.                                   7,893     35,925       0.0%
    Dae Dong Industrial Co., Ltd.               1,610     13,644       0.0%
    Dae Hyun Co., Ltd.                         11,980     28,908       0.0%
*   Dae Won Chemical Co., Ltd.                  6,000     13,348       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                        SHARES  VALUE++   OF NET ASSETS**
                                                        ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Dae Won Kang Up Co., Ltd.                            9,910 $   40,261       0.0%
*   Dae Young Packaging Co., Ltd.                       26,795     25,043       0.0%
    Dae-Il Corp.                                         7,510     52,432       0.0%
#   Daea TI Co., Ltd.                                   26,134    123,429       0.0%
    Daebongls Co., Ltd.                                  2,403     25,356       0.0%
    Daechang Co., Ltd.                                  10,260     11,271       0.0%
*   Daehan New Pharm Co., Ltd.                           2,481     37,521       0.0%
    Daehan Steel Co., Ltd.                               5,480     60,347       0.0%
    Daehwa Pharmaceutical Co., Ltd.                      1,095     30,581       0.0%
    Daelim B&Co Co., Ltd.                                2,393     14,260       0.0%
    Daelim Industrial Co., Ltd.                          8,179    656,395       0.0%
    Daeryuk Can Co., Ltd.                                5,718     35,884       0.0%
    Daesang Corp.                                        7,306    181,255       0.0%
    Daesang Holdings Co., Ltd.                           7,797     68,227       0.0%
*   Daesung Industrial Co., Ltd.                         2,819     13,405       0.0%
*   Daewon Cable Co., Ltd.                              24,654     44,255       0.0%
*   Daewon Media Co., Ltd.                               2,936     26,157       0.0%
    Daewon Pharmaceutical Co., Ltd.                      2,491     46,249       0.0%
*   Daewoo Engineering & Construction Co., Ltd.         28,310    167,531       0.0%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.  15,485    343,754       0.0%
    Daewoong Co., Ltd.                                   6,975    120,895       0.0%
    Daewoong Pharmaceutical Co., Ltd.                      956    157,954       0.0%
    Daihan Pharmaceutical Co., Ltd.                      2,757    114,282       0.0%
    Daishin Securities Co., Ltd.                        21,293    271,604       0.0%
*   Danal Co., Ltd.                                      6,400     28,859       0.0%
*   Dasan Networks, Inc.                                 1,978     12,313       0.0%
    Dawonsys Co., Ltd.                                   1,073     19,761       0.0%
    Dayou Automotive Seat Technology Co., Ltd.          37,291     43,641       0.0%
    DB Financial Investment Co., Ltd.                   20,826     90,442       0.0%
    DB HiTek Co., Ltd.                                  20,937    261,311       0.0%
    DB Insurance Co., Ltd.                              30,422  1,785,772       0.1%
*   DB, Inc.                                            46,570     35,129       0.0%
    DGB Financial Group, Inc.                           67,849    758,323       0.0%
    DHP Korea Co., Ltd.                                  2,180     22,940       0.0%
    Digital Chosun Co., Ltd.                             7,566     16,532       0.0%
    Digital Power Communications Co., Ltd.              10,110     40,461       0.0%
*   DIO Corp.                                            2,543     98,662       0.0%
    DMS Co., Ltd.                                        3,148     20,241       0.0%
    DNF Co., Ltd.                                        3,673     39,630       0.0%
    Dong A Eltek Co., Ltd.                               2,782     26,931       0.0%
*   Dong Ah Tire & Rubber Co., Ltd.                      2,232     28,734       0.0%
    Dong-A Socio Holdings Co., Ltd.                        701     82,349       0.0%
    Dong-A ST Co., Ltd.                                    942     96,451       0.0%
    Dong-Ah Geological Engineering Co., Ltd.             4,180     81,454       0.0%
    Dong-Il Corp.                                          169      8,258       0.0%
    Dongbang Transport Logistics Co., Ltd.              10,932     20,226       0.0%
*   Dongbu Steel Co., Ltd.                               1,956     20,510       0.0%
    Dongjin Semichem Co., Ltd.                          11,572    151,597       0.0%
    DongKook Pharmaceutical Co., Ltd.                      327     21,394       0.0%
    Dongkuk Industries Co., Ltd.                        10,754     39,104       0.0%
    Dongkuk Steel Mill Co., Ltd.                        24,839    254,201       0.0%
    Dongkuk Structures & Construction Co., Ltd.          5,855     27,396       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                      SHARES  VALUE++   OF NET ASSETS**
                                                      ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Dongnam Marine Crane Co., Ltd.                     3,523 $    5,049       0.0%
    Dongsuh Cos., Inc.                                 2,175     55,937       0.0%
    Dongsung Chemical Co., Ltd.                        1,451     23,692       0.0%
    DONGSUNG Corp.                                     8,113     51,610       0.0%
*   Dongsung Finetec Co., Ltd.                         3,946     23,523       0.0%
    Dongwha Enterprise Co., Ltd.                       1,121     35,654       0.0%
    Dongwha Pharm Co., Ltd.                            4,862     52,091       0.0%
    Dongwon Development Co., Ltd.                     23,958    111,055       0.0%
    Dongwon F&B Co., Ltd.                                458    102,085       0.0%
    Dongwon Industries Co., Ltd.                         661    208,603       0.0%
    Dongwon Systems Corp.                                803     33,734       0.0%
    Dongyang E&P, Inc.                                 1,741     19,031       0.0%
#*  Dongyang Steel Pipe Co., Ltd.                     18,878     45,134       0.0%
    Doosan Corp.                                       3,852    434,407       0.0%
#*  Doosan Engine Co., Ltd.                           19,065    111,375       0.0%
*   Doosan Heavy Industries & Construction Co., Ltd.  34,185    569,839       0.0%
#*  Doosan Infracore Co., Ltd.                        80,448    765,466       0.0%
    DoubleUGames Co., Ltd.                               797     46,315       0.0%
    Douzone Bizon Co., Ltd.                            5,293    243,455       0.0%
*   Dragonfly GF Co., Ltd.                             2,683     15,436       0.0%
    DRB Holding Co., Ltd.                              4,605     35,543       0.0%
    DSR Wire Corp.                                     4,487     27,497       0.0%
*   DST ROBOT Co., Ltd.                                8,988     13,801       0.0%
    DTR Automotive Corp.                               1,624     49,677       0.0%
*   Duk San Neolux Co., Ltd.                           1,045     14,665       0.0%
    Duksung Co., Ltd.                                  4,544     19,389       0.0%
    DY Corp.                                           8,589     50,778       0.0%
    DY POWER Corp.                                     3,503     75,234       0.0%
    e Tec E&C, Ltd.                                      868    118,159       0.0%
    E-MART, Inc.                                       4,538  1,142,371       0.1%
    E1 Corp.                                             840     49,070       0.0%
    Eagon Industrial, Ltd.                             2,350     22,130       0.0%
    Easy Bio, Inc.                                    19,995    143,171       0.0%
#*  EcoBio Holdings Co., Ltd.                          3,056     26,631       0.0%
*   Ecopro Co., Ltd.                                   5,558    186,838       0.0%
*   Ehwa Technologies Information Co., Ltd.           38,388     19,761       0.0%
*   Elentec Co., Ltd.                                  8,635     29,534       0.0%
    EM-Tech Co., Ltd.                                  4,957     78,414       0.0%
*   Emerson Pacific, Inc.                              1,198     42,287       0.0%
*   EMW Co., Ltd.                                      7,403     23,774       0.0%
    ENF Technology Co., Ltd.                           3,997     62,624       0.0%
    Eo Technics Co., Ltd.                              1,515    106,214       0.0%
    Estechpharma Co., Ltd.                             2,307     28,798       0.0%
#   Eugene Corp.                                      27,119    204,463       0.0%
*   Eugene Investment & Securities Co., Ltd.          49,862    173,948       0.0%
    Eugene Technology Co., Ltd.                        1,646     27,787       0.0%
*   Eusu Holdings Co., Ltd.                            6,296     40,100       0.0%
    EVERDIGM Corp.                                     5,587     53,123       0.0%
    Exicon Co., Ltd.                                   1,647     16,479       0.0%
    F&F Co., Ltd.                                      2,079     84,718       0.0%
    Farmsco                                            6,803     75,317       0.0%
*   FarmStory Co., Ltd.                               27,766     37,406       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                               SHARES  VALUE++   OF NET ASSETS**
                                                               ------ ---------- ---------------
SOUTH KOREA -- (Continued)
#   Feelux Co., Ltd.                                            9,122 $  152,859       0.0%
    Fila Korea, Ltd.                                            5,694    691,620       0.0%
*   Fine Technix Co., Ltd.                                     12,615     27,754       0.0%
*   Foosung Co., Ltd.                                          15,917    139,212       0.0%
*   G-SMATT GLOBAL Co., Ltd.                                    2,416     25,936       0.0%
*   Gamevil, Inc.                                               1,058     59,071       0.0%
    Gaon Cable Co., Ltd.                                        1,340     33,832       0.0%
    Geumhwa PSC Co., Ltd.                                         634     21,672       0.0%
*   Global Display Co., Ltd.                                    5,442      6,012       0.0%
#   GMB Korea Corp.                                             3,092     23,288       0.0%
#*  GNCO Co., Ltd.                                             24,520     66,273       0.0%
    Golfzon Co., Ltd.                                           1,146     47,884       0.0%
    Golfzon Newdin Holdings Co., Ltd.                          11,193     57,846       0.0%
    Grand Korea Leisure Co., Ltd.                               4,938    125,548       0.0%
    Green Cross Corp.                                             413     83,375       0.0%
    Green Cross Holdings Corp.                                  6,914    246,110       0.0%
#   GS Engineering & Construction Corp.                        15,000    569,390       0.0%
    GS Global Corp.                                            24,411     90,550       0.0%
    GS Holdings Corp.                                          32,186  1,842,367       0.1%
    GS Retail Co., Ltd.                                         6,947    241,334       0.0%
    Gwangju Shinsegae Co., Ltd.                                    51     10,892       0.0%
*   GY Commerce Co., Ltd.                                       4,617     20,590       0.0%
    HAESUNG DS Co., Ltd.                                        4,493     73,533       0.0%
    Haitai Confectionery & Foods Co., Ltd.                      1,365     20,118       0.0%
    Halla Corp.                                                 7,243     54,851       0.0%
    Halla Holdings Corp.                                        3,971    190,131       0.0%
    Han Kuk Carbon Co., Ltd.                                    9,360     52,296       0.0%
    Hana Financial Group, Inc.                                 49,128  2,182,903       0.1%
*   Hana Micron, Inc.                                           5,142     24,250       0.0%
#   Hana Tour Service, Inc.                                     2,791    308,396       0.0%
    Hancom MDS, Inc.                                            1,513     24,542       0.0%
    Hancom, Inc.                                                2,680     39,547       0.0%
    Handok, Inc.                                                  929     28,365       0.0%
    Handsome Co., Ltd.                                          5,222    162,089       0.0%
    Hanil Cement Co., Ltd.                                      1,727    268,209       0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.           37,545    118,236       0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.   4,374     16,108       0.0%
    Hanjin Kal Corp.                                           20,215    459,863       0.0%
    Hanjin Transportation Co., Ltd.                             3,846     92,436       0.0%
*   Hankook Cosmetics Co., Ltd.                                 1,663     27,908       0.0%
    Hankook Shell Oil Co., Ltd.                                   167     52,075       0.0%
    Hankook Tire Co., Ltd.                                     23,141  1,068,732       0.1%
    Hanmi Pharm Co., Ltd.                                       1,207    522,517       0.0%
    Hanmi Science Co., Ltd.                                     1,315     95,168       0.0%
    Hanmi Semiconductor Co., Ltd.                              15,607    152,460       0.0%
    Hanon Systems                                              20,050    203,622       0.0%
    Hans Biomed Corp.                                             747     20,731       0.0%
    Hansae Co., Ltd.                                            3,610     76,152       0.0%
    Hansae Yes24 Holdings Co., Ltd.                             8,124     84,001       0.0%
    Hanshin Construction                                        2,345     50,837       0.0%
    Hanshin Machinery Co.                                       5,751     18,724       0.0%
    Hansol Chemical Co., Ltd.                                   2,353    155,031       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                       SHARES   VALUE++   OF NET ASSETS**
                                                       ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Hansol Holdings Co., Ltd.                           24,316 $  119,792       0.0%
    Hansol HomeDeco Co., Ltd.                           25,503     40,525       0.0%
    Hansol Paper Co., Ltd.                               9,229    148,124       0.0%
*   Hansol Technics Co., Ltd.                            6,247     70,844       0.0%
#   Hanssem Co., Ltd.                                    1,642    178,635       0.0%
#*  Hanwha Aerospace Co., Ltd.                           6,762    151,579       0.0%
    Hanwha Chemical Corp.                               28,782    773,729       0.0%
    Hanwha Corp.                                        31,870  1,184,919       0.1%
*   Hanwha Galleria Timeworld Co., Ltd.                    844     40,964       0.0%
    Hanwha General Insurance Co., Ltd.                  23,840    166,692       0.0%
*   Hanwha Investment & Securities Co., Ltd.            54,271    162,519       0.0%
    Hanwha Life Insurance Co., Ltd.                    165,356    960,885       0.1%
    Hanyang Eng Co., Ltd.                                1,515     19,891       0.0%
    Hanyang Securities Co., Ltd.                         1,630     11,907       0.0%
*   Harim Co., Ltd.                                     21,945     78,907       0.0%
    Harim Holdings Co., Ltd.                            16,954     63,645       0.0%
    HB Technology Co., Ltd.                             31,279     80,389       0.0%
    HDC I-Controls Co., Ltd.                             1,818     24,778       0.0%
*   Heung-A Shipping Co., Ltd.                          92,921     72,469       0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.          14,520     77,580       0.0%
    Hite Jinro Co., Ltd.                                 9,750    198,352       0.0%
    Hitejinro Holdings Co., Ltd.                         3,737     33,048       0.0%
    HMC Investment Securities Co., Ltd.                  6,193     68,067       0.0%
    Home Center Holdings Co., Ltd.                      12,792     27,059       0.0%
*   Homecast Co., Ltd.                                   2,237     19,978       0.0%
    Hotel Shilla Co., Ltd.                               5,490    590,519       0.0%
    HS Industries Co., Ltd.                             21,423    170,807       0.0%
    HS R&A Co., Ltd.                                    23,290     48,597       0.0%
    Huchems Fine Chemical Corp.                         10,572    262,462       0.0%
*   Hugel, Inc.                                             81     38,021       0.0%
*   Humax Co., Ltd.                                      8,415     64,047       0.0%
    Humedix Co., Ltd.                                      624     23,088       0.0%
*   Huneed Technologies                                  3,031     31,339       0.0%
    Huons Co., Ltd.                                      1,106    125,498       0.0%
    Huons Global Co., Ltd.                               1,642    109,250       0.0%
    Huvis Corp.                                          4,510     56,671       0.0%
    Huvitz Co., Ltd.                                     1,608     18,040       0.0%
    Hwa Shin Co., Ltd.                                   8,784     30,972       0.0%
    Hwail Pharm Co., Ltd.                                2,876     20,746       0.0%
    Hwangkum Steel & Technology Co., Ltd.                1,159     13,233       0.0%
    HwaSung Industrial Co., Ltd.                         4,337     66,802       0.0%
    Hy-Lok Corp.                                         2,898     74,631       0.0%
    Hyosung Corp.                                       10,154  1,242,244       0.1%
    Hyundai BNG Steel Co., Ltd.                          4,605     55,590       0.0%
*   Hyundai Cement Co.                                     418     10,228       0.0%
*   Hyundai Construction Equipment Co., Ltd.               661    116,603       0.0%
    Hyundai Corp.                                        3,966     82,860       0.0%
    Hyundai Department Store Co., Ltd.                   4,531    436,892       0.0%
    Hyundai Development Co-Engineering & Construction   14,657    636,754       0.0%
#   Hyundai Elevator Co., Ltd.                           3,637    351,383       0.0%
    Hyundai Engineering & Construction Co., Ltd.        26,543  1,571,962       0.1%
    Hyundai Engineering Plastics Co., Ltd.              10,659     67,238       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                 SHARES  VALUE++   OF NET ASSETS**
                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Hyundai Glovis Co., Ltd.                      5,345 $  839,957       0.1%
    Hyundai Greenfood Co., Ltd.                  16,388    235,360       0.0%
*   Hyundai Heavy Industries Co., Ltd.            5,138    568,789       0.0%
*   Hyundai Heavy Industries Holdings Co., Ltd.   2,720  1,068,758       0.1%
    Hyundai Livart Furniture Co., Ltd.            4,100     92,750       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.    32,228  1,151,413       0.1%
#*  Hyundai Merchant Marine Co., Ltd.            52,428    295,575       0.0%
    Hyundai Motor Co.                            13,746  2,050,185       0.1%
    Hyundai Pharmaceutical Co., Ltd.              5,505     31,072       0.0%
*   Hyundai Rotem Co., Ltd.                       8,277    206,430       0.0%
    Hyundai Steel Co.                            15,609    882,246       0.1%
    Hyundai Telecommunication Co., Ltd.           1,654     18,024       0.0%
#   Hyundai Wia Corp.                             6,812    341,156       0.0%
    HyVision System, Inc.                         2,300     42,885       0.0%
*   i-Components Co., Ltd.                        2,141     11,336       0.0%
    i-SENS, Inc.                                  1,006     26,358       0.0%
    ICD Co., Ltd.                                 4,254     38,768       0.0%
*   IHQ, Inc.                                    28,719     57,097       0.0%
    IL Dong Pharmaceutical Co., Ltd.              1,783     41,277       0.0%
    IlDong Holdings Co., Ltd.                       596      8,335       0.0%
    Iljin Diamond Co., Ltd.                         809     16,966       0.0%
    Iljin Display Co., Ltd.                       2,866     14,414       0.0%
    Iljin Electric Co., Ltd.                      5,010     28,746       0.0%
*   Iljin Holdings Co., Ltd.                      6,463     31,663       0.0%
    Iljin Materials Co., Ltd.                     7,951    246,433       0.0%
    Ilshin Spinning Co., Ltd.                       509     49,960       0.0%
*   Ilyang Pharmaceutical Co., Ltd.                 972     37,112       0.0%
*   IM Co., Ltd.                                 11,205     30,024       0.0%
    iMarketKorea, Inc.                            7,718     65,261       0.0%
    InBody Co., Ltd.                              3,074    123,254       0.0%
    Industrial Bank of Korea                     46,499    729,189       0.0%
*   Infinitt Healthcare Co., Ltd.                 2,343     19,053       0.0%
    INITECH Co., Ltd.                             3,292     26,634       0.0%
*   InnoWireless, Inc.                              699     11,554       0.0%
*   Innox Advanced Materials Co., Ltd.            1,244     78,002       0.0%
*   Insun ENT Co., Ltd.                           6,974     51,767       0.0%
#*  Interflex Co., Ltd.                           4,407     78,361       0.0%
    Interojo Co., Ltd.                            1,938     64,167       0.0%
    Interpark Corp.                               1,465     12,049       0.0%
    Interpark Holdings Corp.                     19,400     63,523       0.0%
    Inzi Controls Co., Ltd.                       2,340     15,864       0.0%
    INZI Display Co., Ltd.                        6,794     11,063       0.0%
*   Iones Co., Ltd.                               1,948     24,957       0.0%
    IS Dongseo Co., Ltd.                          5,105    155,649       0.0%
    ISC Co., Ltd.                                 2,683     38,581       0.0%
    ISU Chemical Co., Ltd.                        3,690     45,696       0.0%
    IsuPetasys Co., Ltd.                         14,830     56,970       0.0%
    It's Hanbul Co., Ltd.                           391     21,686       0.0%
    J.ESTINA Co., Ltd.                            2,616     24,916       0.0%
    JASTECH, Ltd.                                 4,304     52,546       0.0%
#*  Jayjun Cosmetic Co., Ltd.                     4,560    109,071       0.0%
    JB Financial Group Co., Ltd.                 47,090    269,701       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                 SHARES  VALUE++   OF NET ASSETS**
                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*   Jcontentree Corp.                            10,157 $   69,345       0.0%
    Jeju Air Co., Ltd.                            1,675     76,162       0.0%
    Jinsung T.E.C.                                6,911     73,067       0.0%
    Jusung Engineering Co., Ltd.                  8,992     85,600       0.0%
    JVM Co., Ltd.                                   239     10,658       0.0%
    JW Holdings Corp.                             4,372     35,220       0.0%
    JW Pharmaceutical Corp.                       1,723     66,647       0.0%
*   JYP Entertainment Corp.                       6,019    119,959       0.0%
    Kakao Corp.                                   1,287    132,427       0.0%
    Kakao M Corp.                                   584     48,792       0.0%
*   Kanglim Co., Ltd.                             6,959     26,192       0.0%
    Kangwon Land, Inc.                            8,480    228,760       0.0%
    KAON Media Co., Ltd.                          5,150     47,067       0.0%
    KB Financial Group, Inc.                     36,689  2,084,488       0.1%
    KB Financial Group, Inc. ADR                 12,984    732,298       0.0%
    KC Co., Ltd.                                  3,540     67,568       0.0%
    KC Green Holdings Co., Ltd.                   5,380     27,677       0.0%
    KC Tech Co., Ltd.                             5,183    102,155       0.0%
    KCC Engineering & Construction Co., Ltd.      2,612     23,415       0.0%
    KEC Corp.                                    44,982     54,941       0.0%
    KEPCO Engineering & Construction Co., Inc.      860     29,577       0.0%
    KEPCO Plant Service & Engineering Co., Ltd.   2,501    118,243       0.0%
    Keyang Electric Machinery Co., Ltd.           7,846     35,472       0.0%
*   KEYEAST Co., Ltd.                            20,377     51,024       0.0%
    KG Chemical Corp.                             4,366    115,290       0.0%
    KG Eco Technology Service Co., Ltd.           5,045     21,129       0.0%
    Kginicis Co., Ltd.                            7,157    155,607       0.0%
    KGMobilians Co., Ltd.                         5,711     49,429       0.0%
*   KH Vatec Co., Ltd.                            4,940     53,881       0.0%
    Kia Motors Corp.                             43,268  1,335,886       0.1%
    KISCO Corp.                                   2,659     95,351       0.0%
    KISCO Holdings Co., Ltd.                        676     45,001       0.0%
    Kishin Corp.                                  5,120     21,594       0.0%
    KISWIRE, Ltd.                                 2,880     78,980       0.0%
*   Kiwi Media Group Co., Ltd.                   49,315     28,166       0.0%
#   KIWOOM Securities Co., Ltd.                   3,693    405,362       0.0%
*   KleanNara Co., Ltd.                           7,238     28,114       0.0%
*   KMH Co., Ltd.                                 7,248     56,118       0.0%
    Kodaco Co., Ltd.                             17,987     51,396       0.0%
    Koh Young Technology, Inc.                    3,269    310,421       0.0%
    Kolmar BNH Co., Ltd.                          1,935     55,882       0.0%
    Kolon Corp.                                   2,115    102,183       0.0%
    Kolon Global Corp.                            2,357     25,405       0.0%
    Kolon Industries, Inc.                        6,444    410,563       0.0%
*   Kolon Life Science, Inc.                        434     32,053       0.0%
    Kolon Plastic, Inc.                           3,939     28,509       0.0%
*   Komipharm International Co., Ltd.             1,719     62,483       0.0%
*   KONA I Co., Ltd.                              6,030     56,841       0.0%
    Kopla Co., Ltd.                               3,008     11,366       0.0%
*   Korea Aerospace Industries, Ltd.              5,693    228,785       0.0%
    Korea Alcohol Industrial Co., Ltd.            3,152     28,753       0.0%
    Korea Asset In Trust Co., Ltd.                7,146     41,323       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                    SHARES  VALUE++   OF NET ASSETS**
                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Korea Autoglass Corp.                            3,689 $   57,754       0.0%
    Korea Cast Iron Pipe Industries Co., Ltd.        2,160     28,591       0.0%
*   Korea Circuit Co., Ltd.                          3,237     25,544       0.0%
    Korea District Heating Corp.                       772     58,099       0.0%
    Korea Electric Power Corp. Sponsored ADR        13,909    241,878       0.0%
    Korea Electric Terminal Co., Ltd.                1,892     89,596       0.0%
    Korea Export Packaging Industrial Co., Ltd.      1,272     30,362       0.0%
*   Korea Flange Co., Ltd.                           1,430     14,728       0.0%
    Korea Fuel-Tech Corp.                            4,041     10,355       0.0%
*   Korea Gas Corp.                                  3,822    195,356       0.0%
*   Korea Information & Communications Co, Ltd.      4,831     57,737       0.0%
    Korea Information Certificate Authority, Inc.    4,361     22,455       0.0%
    Korea Investment Holdings Co., Ltd.             11,977  1,011,713       0.1%
    Korea Kolmar Co., Ltd.                           1,956    149,177       0.0%
    Korea Kolmar Holdings Co., Ltd.                    888     47,333       0.0%
*   Korea Line Corp.                                 8,577    228,301       0.0%
*   Korea Materials & Analysis Corp.                 1,812     22,283       0.0%
    Korea Petrochemical Ind Co., Ltd.                1,545    395,332       0.0%
    Korea Real Estate Investment & Trust Co., Ltd.  34,700     99,614       0.0%
    Korea United Pharm, Inc.                         3,679     97,091       0.0%
    Korea Zinc Co., Ltd.                               810    327,829       0.0%
    Korean Air Lines Co., Ltd.                      33,345  1,059,728       0.1%
    Korean Reinsurance Co.                          37,906    417,633       0.0%
    Kortek Corp.                                     6,293     97,774       0.0%
    KPX Chemical Co., Ltd.                           1,049     58,906       0.0%
    KSS LINE, Ltd.                                   1,673     13,158       0.0%
    KT Corp. Sponsored ADR                          14,332    192,479       0.0%
*   KT Hitel Co., Ltd.                               2,844     15,495       0.0%
    KT Skylife Co., Ltd.                            12,594    146,827       0.0%
    KT&G Corp.                                       9,033    825,998       0.0%
#*  KTB Investment & Securities Co., Ltd.           20,958    128,203       0.0%
    KTCS Corp.                                       6,593     14,347       0.0%
    Ktis Corp.                                       4,980     13,419       0.0%
    Kukbo Design Co., Ltd.                           1,171     23,127       0.0%
    Kukdo Chemical Co., Ltd.                         1,090     70,517       0.0%
    Kukdong Oil & Chemicals Co., Ltd.                5,000     17,266       0.0%
    Kukje Pharma Co., Ltd.                           3,354     18,906       0.0%
*   Kumho Electric Co., Ltd.                           696      5,300       0.0%
    Kumho Industrial Co., Ltd.                       7,949     97,795       0.0%
    Kumho Petrochemical Co., Ltd.                    3,848    384,830       0.0%
#*  Kumho Tire Co., Inc.                            42,767    246,459       0.0%
    Kumkang Kind Co., Ltd.                             850     26,424       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.              7,180     61,649       0.0%
#*  Kwang Myung Electric Co., Ltd.                   4,580     19,140       0.0%
    Kwangju Bank Co., Ltd.                           9,489     99,107       0.0%
*   Kyeryong Construction Industrial Co., Ltd.       2,098     37,739       0.0%
    Kyobo Securities Co., Ltd.                       9,039     87,254       0.0%
    Kyongbo Pharmaceutical Co., Ltd.                 1,747     22,930       0.0%
    Kyung Dong Navien Co., Ltd.                      1,147     63,629       0.0%
    Kyung-In Synthetic Corp.                         6,361     34,018       0.0%
    Kyungbang, Ltd.                                  4,810     67,062       0.0%
    Kyungchang Industrial Co., Ltd.                  5,099     16,070       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    KyungDong City Gas Co., Ltd.                  958 $   36,101       0.0%
    KyungDong Invest Co., Ltd.                    388     15,725       0.0%
    Kyungdong Pharm Co., Ltd.                   2,039     47,632       0.0%
    L&F Co., Ltd.                               4,210    149,264       0.0%
*   LB Semicon, Inc.                           12,595     28,446       0.0%
    LEADCORP, Inc. (The)                       10,359     63,730       0.0%
*   Leaders Cosmetics Co., Ltd.                 2,486     52,499       0.0%
    LEENO Industrial, Inc.                      2,653    141,719       0.0%
*   Leenos Corp.                                9,553     32,341       0.0%
    LF Corp.                                    8,238    216,642       0.0%
    LG Chem, Ltd.                               5,642  1,888,539       0.1%
    LG Corp.                                   11,622    879,143       0.1%
    LG Display Co., Ltd.                       26,079    569,412       0.0%
    LG Display Co., Ltd. ADR                  144,957  1,565,536       0.1%
    LG Electronics, Inc.                       34,839  3,303,392       0.1%
    LG Hausys, Ltd.                             3,390    257,679       0.0%
    LG Household & Health Care, Ltd.              649    828,694       0.0%
    LG Innotek Co., Ltd.                        6,462    696,763       0.0%
    LG International Corp.                     11,639    286,834       0.0%
    LG Uplus Corp.                            110,090  1,260,343       0.1%
    LIG Nex1 Co., Ltd.                          2,357     86,944       0.0%
    Lock & Lock Co., Ltd.                       6,593    145,059       0.0%
    Lotte Chemical Corp.                        3,759  1,447,504       0.1%
    LOTTE Fine Chemical Co., Ltd.               7,009    446,284       0.0%
    Lotte Food Co., Ltd.                           49     34,101       0.0%
    LOTTE Himart Co., Ltd.                      4,136    287,393       0.0%
    Lotte Non-Life Insurance Co., Ltd.         41,598    119,887       0.0%
    Lotte Shopping Co., Ltd.                    1,385    330,251       0.0%
    LS Cable & System Asia, Ltd.                2,950     19,430       0.0%
    LS Corp.                                    8,392    608,499       0.0%
    LS Industrial Systems Co., Ltd.             3,702    236,377       0.0%
*   Lumens Co., Ltd.                           14,663     54,525       0.0%
    Lutronic Corp.                              1,139     18,826       0.0%
    LVMC Holdings                              12,411     58,347       0.0%
    Macquarie Korea Infrastructure Fund        55,049    461,093       0.0%
*   Macrogen, Inc.                                637     26,011       0.0%
    Maeil Holdings Co., Ltd.                    4,128     61,896       0.0%
    Mando Corp.                                 3,019    638,729       0.0%
    Mcnex Co., Ltd.                             2,889     46,083       0.0%
    Medy-Tox, Inc.                                997    647,976       0.0%
    MegaStudyEdu Co., Ltd.                        184     22,655       0.0%
*   Melfas, Inc.                                5,717     21,023       0.0%
    Meritz Financial Group, Inc.               22,075    287,409       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.   25,570    499,783       0.0%
    Meritz Securities Co., Ltd.               112,605    434,734       0.0%
*   Mgame Corp.                                 4,913     21,040       0.0%
*   MiCo, Ltd.                                 18,529     82,925       0.0%
    Mirae Asset Daewoo Co., Ltd.               54,069    489,555       0.0%
    Mirae Asset Life Insurance Co., Ltd.       28,792    146,855       0.0%
    Miwon Specialty Chemical Co., Ltd.            926     51,150       0.0%
*   MNTech Co., Ltd.                            5,018     19,474       0.0%
    Mobase Co., Ltd.                            3,844     16,695       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                 SHARES  VALUE++   OF NET ASSETS**
                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Modetour Network, Inc.                        3,431 $  118,622       0.0%
    MonAmi Co., Ltd.                              9,145     29,470       0.0%
    Moorim P&P Co., Ltd.                          8,640     52,818       0.0%
    Moorim Paper Co., Ltd.                       13,596     42,194       0.0%
    Muhak Co., Ltd.                               4,734     74,932       0.0%
    Myungmoon Pharm Co., Ltd.                     4,773     36,593       0.0%
    Namhae Chemical Corp.                         7,095    120,322       0.0%
*   Namsun Aluminum Co., Ltd.                    33,053     36,393       0.0%
    Nasmedia Co., Ltd.                              675     44,325       0.0%
    NAVER Corp.                                     823    548,811       0.0%
    NCSoft Corp.                                    890    298,304       0.0%
    NeoPharm Co., Ltd.                              939     51,631       0.0%
*   Neowiz                                        3,258     52,873       0.0%
    NEPES Corp.                                   9,458     76,409       0.0%
    Netmarble Corp.                                 689     94,391       0.0%
    Nexen Corp.                                   8,669     58,286       0.0%
    Nexen Tire Corp.                             16,721    188,449       0.0%
    Nexturn Co., Ltd.                             1,725     20,460       0.0%
    NH Investment & Securities Co., Ltd.         43,256    624,195       0.0%
*   NHN KCP Corp.                                 3,175     44,287       0.0%
    NICE Holdings Co., Ltd.                       8,545    158,679       0.0%
    Nice Information & Telecommunication, Inc.    2,812     66,466       0.0%
    NICE Information Service Co., Ltd.           12,936    119,751       0.0%
    NICE Total Cash Management Co., Ltd.          5,591     67,545       0.0%
*   NK Co., Ltd.                                 11,386     24,005       0.0%
    Nong Shim Holdings Co., Ltd.                    757     75,293       0.0%
    Nong Woo Bio Co., Ltd.                        1,844     32,799       0.0%
    NongShim Co., Ltd.                              696    210,366       0.0%
    Noroo Holdings Co., Ltd.                      1,230     18,385       0.0%
    NOROO Paint & Coatings Co., Ltd.              2,386     19,793       0.0%
    NS Shopping Co., Ltd.                         6,820     89,208       0.0%
*   NUTRIBIOTECH Co., Ltd.                        1,057     27,405       0.0%
    OCI Co., Ltd.                                 5,754    834,102       0.0%
*   Omnisystem Co., Ltd.                         17,018     44,856       0.0%
    Openbase, Inc.                                7,431     22,769       0.0%
*   OPTRON-TEC, Inc.                              5,519     31,638       0.0%
    Orion Corp.                                     628     72,877       0.0%
#   Orion Holdings Corp.                          8,995    205,427       0.0%
*   Osstem Implant Co., Ltd.                      3,554    182,169       0.0%
    Osung Advanced Materials Co., Ltd.()          2,719      1,999       0.0%
*   Osung Advanced Materials Co., Ltd.(6383404)   5,005     15,093       0.0%
    Ottogi Corp.                                    102     75,639       0.0%
*   Pan Ocean Co., Ltd.                          21,418    109,365       0.0%
*   Pan-Pacific Co., Ltd.                        12,857     39,946       0.0%
*   PaperCorea, Inc.                              9,563     13,394       0.0%
    Paradise Co., Ltd.                            9,425    204,541       0.0%
    Partron Co., Ltd.                            15,366    120,328       0.0%
*   Paru Co., Ltd.                                7,856     26,846       0.0%
*   People & Technologies, Inc.                   1,349     16,608       0.0%
    Pharma Research Products Co., Ltd.              426     19,468       0.0%
    Poongsan Corp.                                9,581    339,840       0.0%
    POSCO Sponsored ADR                          33,942  2,879,979       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                               ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    POSCO Chemtech Co., Ltd.                     6,847 $   233,190       0.0%
    POSCO Coated & Color Steel Co., Ltd.           778      19,671       0.0%
    Posco Daewoo Corp.                          13,323     279,656       0.0%
    Posco ICT Co., Ltd.                          7,848      51,131       0.0%
#   Posco M-Tech Co., Ltd.                       3,977      22,393       0.0%
*   Power Logics Co., Ltd.                       6,846      29,442       0.0%
    Protec Co., Ltd.                             1,766      31,413       0.0%
    PSK, Inc.                                    4,644      99,648       0.0%
    Pulmuone Co., Ltd.                             462      64,513       0.0%
    Pungkuk Alcohol Industry Co., Ltd.           1,529      16,927       0.0%
    Pyeong Hwa Automotive Co., Ltd.              6,035      58,945       0.0%
    Rayence Co., Ltd.                              635      11,353       0.0%
*   Redrover Co., Ltd.                           5,766      18,486       0.0%
    RFTech Co., Ltd.                             7,845      35,451       0.0%
    S&S Tech Corp.                               4,200      17,489       0.0%
*   S&T Corp.                                      655       9,039       0.0%
*   S&T Dynamics Co., Ltd.                      12,811      87,737       0.0%
    S&T Motiv Co., Ltd.                          3,948     120,908       0.0%
    S-1 Corp.                                    1,719     157,634       0.0%
*   S-Connect Co., Ltd.                         28,101      65,946       0.0%
    S-Energy Co., Ltd.                           2,942      21,666       0.0%
#*  S-MAC Co., Ltd.                             38,704      88,447       0.0%
    S-Oil Corp.                                  6,749     692,169       0.0%
    Sajo Industries Co., Ltd.                    1,222      80,652       0.0%
*   Sajodongaone Co., Ltd.                      16,592      25,287       0.0%
#   Sam Chun Dang Pharm Co., Ltd.                8,172     352,204       0.0%
*   SAM KANG M&T Co., Ltd.                       1,705      10,446       0.0%
    Sam Yung Trading Co., Ltd.                   2,626      42,949       0.0%
    Samchully Co., Ltd.                            807      84,134       0.0%
    Samchuly Bicycle Co., Ltd.                   1,364      11,803       0.0%
    SAMHWA Paints Industrial Co., Ltd.           4,408      31,966       0.0%
    Samick Musical Instruments Co., Ltd.        14,194      33,552       0.0%
    Samick THK Co., Ltd.                         1,380      22,392       0.0%
    Samji Electronics Co., Ltd.                  5,213      66,929       0.0%
*   Samjin LND Co., Ltd.                         6,353      16,588       0.0%
    Samjin Pharmaceutical Co., Ltd.              2,222      92,637       0.0%
    Samkee Automotive Co., Ltd.                 10,140      31,754       0.0%
    Samkwang Glass Co., Ltd.                       469      18,990       0.0%
    Sammok S-Form Co., Ltd.                      4,455      64,569       0.0%
    SAMPYO Cement Co., Ltd.                     12,528      65,415       0.0%
    Samsung C&T Corp.                            2,268     295,821       0.0%
    Samsung Card Co., Ltd.                      12,215     425,961       0.0%
    Samsung Electro-Mechanics Co., Ltd.         11,919   1,308,787       0.1%
    Samsung Electronics Co., Ltd.                5,671  14,052,718       0.4%
    Samsung Electronics Co., Ltd. GDR            8,033   9,833,940       0.3%
*   Samsung Engineering Co., Ltd.               10,929     182,020       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.    4,584   1,144,578       0.1%
#*  Samsung Heavy Industries Co., Ltd.         110,698     756,701       0.0%
    Samsung Life Insurance Co., Ltd.             3,506     382,739       0.0%
    Samsung SDS Co., Ltd.                          893     202,834       0.0%
    Samsung Securities Co., Ltd.                16,430     565,079       0.0%
    SAMT Co., Ltd.                              28,477      52,768       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                     SHARES VALUE++  OF NET ASSETS**
                                                     ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Samwha Capacitor Co., Ltd.                        3,281 $196,950       0.0%
    Samyang Corp.                                     1,274  106,140       0.0%
    Samyang Foods Co., Ltd.                             625   52,261       0.0%
    Samyang Holdings Corp.                            1,661  171,923       0.0%
    Sang-A Frontec Co., Ltd.                          2,592   38,089       0.0%
*   Sangsangin Co., Ltd.                             17,372  351,156       0.0%
    Sangsin Brake                                     3,721   24,700       0.0%
    SAVEZONE I&C Corp.                                7,320   30,312       0.0%
*   SBS Contents Hub Co., Ltd.                          831    6,746       0.0%
*   SBS Media Holdings Co., Ltd.                     17,020   46,997       0.0%
*   SBW                                              47,961   67,929       0.0%
    Seah Besteel Corp.                                7,234  182,307       0.0%
    SeAH Holdings Corp.                                 341   43,857       0.0%
    SeAH Steel Corp.                                  1,222  106,359       0.0%
    Sebang Co., Ltd.                                  4,599   57,108       0.0%
    Sebang Global Battery Co., Ltd.                   3,172   96,396       0.0%
*   Seegene, Inc.                                     1,339   43,456       0.0%
    Sejong Industrial Co., Ltd.                       4,410   32,407       0.0%
*   Sejong Telecom, Inc.                             73,302   43,681       0.0%
*   Sekonix Co., Ltd.                                 3,301   30,657       0.0%
*   Selvas AI, Inc.                                   4,234   26,738       0.0%
    Sempio Foods Co.                                     12      419       0.0%
*   Seobu T&D                                         5,044   49,548       0.0%
    Seohan Co., Ltd.                                 38,454   92,424       0.0%
    Seohee Construction Co., Ltd.                    59,786   69,416       0.0%
    Seoul Semiconductor Co., Ltd.                    18,111  319,194       0.0%
    SEOWONINTECH Co., Ltd.                            3,718   24,089       0.0%
    Seoyon Co., Ltd.                                  5,173   29,615       0.0%
    Seoyon E-Hwa Co., Ltd.                            1,506   11,609       0.0%
*   Sewon Cellontech Co., Ltd.                       12,648   56,584       0.0%
    SFA Engineering Corp.                            11,561  349,476       0.0%
*   SFA Semicon Co, Ltd.                             37,566   82,465       0.0%
*   SG Corp.                                         58,439   47,535       0.0%
*   SG&G Corp.                                        1,946    4,632       0.0%
*   SGA Co., Ltd.                                    22,315   18,163       0.0%
    SH Energy & Chemical Co., Ltd.                   56,470   88,556       0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.               7,521   72,267       0.0%
    Shinhan Financial Group Co., Ltd.                17,788  792,040       0.0%
    Shinhan Financial Group Co., Ltd. ADR            18,630  831,271       0.0%
    Shinsegae Engineering & Construction Co., Ltd.    1,204   41,681       0.0%
    Shinsegae Food Co., Ltd.                            389   54,664       0.0%
    Shinsegae Information & Communication Co., Ltd.     336   51,230       0.0%
    Shinsegae International, Inc.                       500   62,427       0.0%
    Shinsegae, Inc.                                   2,394  929,190       0.1%
*   Shinsung Tongsang Co., Ltd.                      24,154   28,660       0.0%
*   Shinwha Intertek Corp.                            9,715   24,530       0.0%
#*  Shinwon Corp.                                    18,733   61,654       0.0%
    SHOWBOX Corp.                                     6,388   31,882       0.0%
*   Signetics Corp.                                  13,123   18,865       0.0%
    SIGONG TECH Co., Ltd.                             2,844   23,762       0.0%
    Silicon Works Co., Ltd.                           3,171  110,773       0.0%
    SIMMTECH Co., Ltd.                                8,945   67,474       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                   SHARES  VALUE++   OF NET ASSETS**
                                                   ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    SIMMTECH HOLDINGS Co., Ltd.                    25,789 $   51,583       0.0%
    SIMPAC, Inc.                                    4,080     16,278       0.0%
    SK Bioland Co., Ltd.                            1,729     33,616       0.0%
*   SK Chemicals Co., Ltd.                          1,832    173,001       0.0%
    SK D&D Co., Ltd.                                  694     19,160       0.0%
    SK Discovery Co., Ltd.                          1,707     67,832       0.0%
    SK Gas, Ltd.                                    2,169    190,163       0.0%
    SK Holdings Co., Ltd.                           5,320  1,456,238       0.1%
    SK Hynix, Inc.                                 69,101  5,434,378       0.2%
    SK Innovation Co., Ltd.                         7,596  1,391,939       0.1%
    SK Materials Co., Ltd.                          1,887    271,010       0.0%
    SK Networks Co., Ltd.                          59,521    312,101       0.0%
*   SK Securities Co., Ltd.                        97,610    109,999       0.0%
    SK Telecom Co., Ltd.                              786    167,939       0.0%
    SKC Co., Ltd.                                   9,852    348,991       0.0%
*   SKC Solmics Co., Ltd.                          12,624     57,032       0.0%
    SKCKOLONPI, Inc.                                4,450    178,747       0.0%
    SL Corp.                                        5,700    117,964       0.0%
*   SM Entertainment Co.                            4,662    154,934       0.0%
*   SNU Precision Co., Ltd.                         5,939     18,451       0.0%
*   Solco Biomedical Co., Ltd.                     13,973      9,714       0.0%
    Songwon Industrial Co., Ltd.                    7,689    206,829       0.0%
    Soulbrain Co., Ltd.                             4,755    260,910       0.0%
    SPC Samlip Co., Ltd.                              518     62,365       0.0%
#   SPG Co., Ltd.                                   4,052     41,819       0.0%
    Spigen Korea Co., Ltd.                            706     34,034       0.0%
    Ssangyong Cement Industrial Co., Ltd.           9,723    271,208       0.0%
*   Ssangyong Motor Co.                            14,162     66,733       0.0%
    Suheung Co., Ltd.                               1,649     52,371       0.0%
*   Sunchang Corp.                                  2,805     18,961       0.0%
*   SundayToz Corp.                                   828     34,491       0.0%
    Sung Bo Chemicals Co., Ltd.                     3,068     18,554       0.0%
    Sung Kwang Bend Co., Ltd.                       8,124     95,084       0.0%
*   Sungchang Enterprise Holdings, Ltd.            35,350    100,637       0.0%
    Sungdo Engineering & Construction Co., Ltd.     3,890     26,280       0.0%
*   Sungshin Cement Co., Ltd.                       9,136     80,952       0.0%
#   Sungwoo Hitech Co., Ltd.                       20,967    115,504       0.0%
*   Sunjin Co., Ltd.                                4,399     66,025       0.0%
*   Suprema HQ, Inc.                                  703      3,980       0.0%
*   Suprema, Inc.                                     651     13,211       0.0%
*   Synopex, Inc.                                  13,546     48,014       0.0%
    Systems Technology, Inc.                        3,598     62,193       0.0%
*   T'way Holdings, Inc.                            6,095     33,728       0.0%
    Taekwang Industrial Co., Ltd.                     196    238,217       0.0%
*   Taewoong Co., Ltd.                              4,708     83,651       0.0%
    Taeyoung Engineering & Construction Co., Ltd.  20,631    224,510       0.0%
*   Taihan Electric Wire Co., Ltd.                 16,521     25,949       0.0%
*   Taihan Textile Co., Ltd.                        2,130     24,805       0.0%
    Tailim Packaging Co., Ltd.                      6,339     20,730       0.0%
*   TBH Global Co., Ltd.                            5,201     33,738       0.0%
    Telechips, Inc.                                 1,183     14,343       0.0%
#*  Tellus Co., Ltd.                                2,630      4,853       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                         SHARES VALUE++  OF NET ASSETS**
                                                         ------ -------- ---------------
SOUTH KOREA -- (Continued)
    TES Co., Ltd.                                         3,892 $108,913       0.0%
    Tesna Co., Ltd.                                       2,758   43,072       0.0%
*   Thinkware Systems Corp.                               2,319   22,290       0.0%
*   TK Chemical Corp.                                    11,104   22,572       0.0%
    TK Corp.                                              6,005   80,600       0.0%
    Tokai Carbon Korea Co., Ltd.                          1,409   83,936       0.0%
    Tong Yang Moolsan Co., Ltd.                          16,528   42,765       0.0%
    Tongyang Life Insurance Co., Ltd.                    20,755  159,652       0.0%
    Top Engineering Co., Ltd.                             5,140   34,290       0.0%
*   Toptec Co., Ltd.                                      6,539  161,712       0.0%
    Tovis Co., Ltd.                                       8,847   72,105       0.0%
    TS Corp.                                              1,989   46,466       0.0%
    UBCare Co., Ltd.                                      6,467   31,077       0.0%
*   Ugint Co., Ltd.                                      15,565   25,912       0.0%
    UIL Co., Ltd.                                         5,306   30,423       0.0%
    Uju Electronics Co., Ltd.                             2,871   30,144       0.0%
*   Unick Corp.                                           3,277   15,847       0.0%
    Unid Co., Ltd.                                        3,047  158,861       0.0%
    Union Semiconductor Equipment & Materials Co., Ltd.   6,270   53,250       0.0%
*   Unison Co., Ltd.                                     16,347   44,716       0.0%
    Value Added Technologies Co., Ltd.                    2,003   74,514       0.0%
    Viatron Technologies, Inc.                            1,206   15,555       0.0%
    Vieworks Co., Ltd.                                    1,861   67,294       0.0%
    Visang Education, Inc.                                2,959   28,132       0.0%
*   Webzen, Inc.                                          3,631   95,837       0.0%
*   Welcron Co., Ltd.                                     4,034   18,993       0.0%
    Whanin Pharmaceutical Co., Ltd.                       3,611   72,459       0.0%
*   WillBes & Co. (The)                                  12,360   21,801       0.0%
    Wins Co., Ltd.                                          945   11,754       0.0%
    WiSoL Co., Ltd.                                      12,152  155,100       0.0%
*   Wonik Holdings Co., Ltd.                             17,153  107,390       0.0%
    WONIK IPS Co., Ltd.                                  10,183  323,743       0.0%
*   Wonik Materials Co., Ltd.                             1,208   67,959       0.0%
*   Wonik QnC Corp.                                       6,042   80,198       0.0%
#   Wonik Tera Semicon Co., Ltd.                          5,006   92,072       0.0%
*   Woongjin Co., Ltd.                                   20,020   84,364       0.0%
*   Woongjin Energy Co., Ltd.                             2,621   14,900       0.0%
    Woongjin Thinkbig Co., Ltd.                           9,970   65,830       0.0%
    Woori Bank                                           36,418  543,700       0.0%
    Woori Bank Sponsored ADR                              2,023   90,453       0.0%
*   Woori Investment Bank Co., Ltd.                      78,784   44,825       0.0%
#*  Wooridul Pharmaceutical, Ltd.                         2,161   23,866       0.0%
*   Woorison F&G Co., Ltd.                               12,563   28,139       0.0%
    Woory Industrial Co., Ltd.                            1,316   39,317       0.0%
    Y G-1 Co., Ltd.                                       8,067  121,728       0.0%
*   YD Online Corp.                                       4,886   12,178       0.0%
*   YeaRimDang Publishing Co., Ltd.                       7,920   84,634       0.0%
    Yeong Hwa Metal Co., Ltd.                            16,137   26,869       0.0%
    YG Entertainment, Inc.                                1,396   38,131       0.0%
*   YJM Games Co., Ltd.                                   7,970   20,872       0.0%
    Yong Pyong Resort Co., Ltd.                           2,556   20,825       0.0%
*   Yonwoo Co., Ltd.                                        670   20,212       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                      --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    YooSung T&S Co., Ltd.                                 7,220 $     27,191       0.0%
    Youlchon Chemical Co., Ltd.                           1,990       30,782       0.0%
    Young Poong Corp.                                       115       90,700       0.0%
    Youngone Corp.                                        8,136      227,049       0.0%
    Youngone Holdings Co., Ltd.                           2,572      128,872       0.0%
*   YoungWoo DSP Co., Ltd.                                2,174        8,496       0.0%
*   Yuanta Securities Korea Co., Ltd.                    57,963      244,679       0.0%
    Yuhan Corp.                                           1,280      273,415       0.0%
*   Yungjin Pharmaceutical Co., Ltd.                      2,603       20,762       0.0%
    Zeus Co., Ltd.                                        1,543       22,290       0.0%
                                                                ------------       ---
TOTAL SOUTH KOREA                                                159,054,192       4.2%
                                                                ------------       ---
SPAIN -- (1.8%)
    Abertis Infraestructuras SA                          30,481      672,006       0.0%
    Acciona SA                                           15,118    1,264,565       0.1%
    Acerinox SA                                          79,317    1,113,889       0.0%
    ACS Actividades de Construccion y Servicios SA       51,919    2,188,096       0.1%
*   Adveo Group International SA                          2,149        5,535       0.0%
    Aena SME SA                                           2,665      549,333       0.0%
    Almirall SA                                          17,236      214,246       0.0%
    Amadeus IT Group SA                                  33,766    2,463,560       0.1%
*   Amper SA                                            310,784       88,553       0.0%
    Applus Services SA                                   44,713      604,192       0.0%
    Atresmedia Corp. de Medios de Comunicacion SA        26,735      250,401       0.0%
    Azkoyen SA                                            4,453       43,485       0.0%
    Banco Bilbao Vizcaya Argentaria SA                  475,604    3,848,613       0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR    122,180      984,773       0.0%
    Banco de Sabadell SA                              1,618,770    3,167,751       0.1%
    Banco Santander SA                                  910,974    5,885,732       0.2%
    Banco Santander SA Sponsored ADR                    231,869    1,511,785       0.1%
    Bankia SA                                           272,701    1,196,507       0.1%
    Bankinter SA                                         93,409      976,230       0.0%
*   Baron de Ley                                            663       89,847       0.0%
    Bolsas y Mercados Espanoles SHMSF SA                 22,972      805,134       0.0%
    CaixaBank SA                                        348,641    1,695,397       0.1%
    Cellnex Telecom SA                                   52,244    1,401,144       0.1%
    Cia de Distribucion Integral Logista Holdings SA      9,890      222,420       0.0%
    Cie Automotive SA                                    21,382      799,299       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA         7,163      343,511       0.0%
*   Deoleo SA                                           179,709       38,563       0.0%
    Distribuidora Internacional de Alimentacion SA      217,520    1,008,031       0.0%
*   Duro Felguera SA                                     17,931        5,723       0.0%
    Ebro Foods SA                                        16,457      396,858       0.0%
*   eDreams ODIGEO SA                                    15,161       69,307       0.0%
    Elecnor SA                                            8,321      130,490       0.0%
    Enagas SA                                           100,239    2,913,542       0.1%
    Ence Energia y Celulosa SA                           73,891      570,060       0.0%
    Endesa SA                                            25,180      587,202       0.0%
    Ercros SA                                            59,036      301,365       0.0%
    Euskaltel SA                                         25,641      237,749       0.0%
    Faes Farma SA                                        69,787      283,344       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------- ----------- ---------------
SPAIN -- (Continued)
    Ferrovial SA                               21,541 $   460,102       0.0%
    Fluidra SA                                  6,967     100,825       0.0%
*   Fomento de Construcciones y Contratas SA    1,720      22,166       0.0%
    Gas Natural SDG SA                         66,262   1,670,308       0.1%
    Grifols SA                                 23,100     647,672       0.0%
    Grupo Catalana Occidente SA                15,026     661,620       0.0%
*   Grupo Empresarial San Jose SA               3,318      15,325       0.0%
*   Grupo Ezentis SA                           63,379      55,820       0.0%
    Iberdrola SA                              660,255   5,101,090       0.2%
    Iberpapel Gestion SA                          348      13,932       0.0%
*   Indra Sistemas SA                          38,761     535,640       0.0%
    Industria de Diseno Textil SA              28,428     881,216       0.0%
    Laboratorios Farmaceuticos Rovi SA            824      16,708       0.0%
*   Liberbank SA                              643,158     367,879       0.0%
    Mapfre SA                                 483,244   1,676,364       0.1%
    Mediaset Espana Comunicacion SA            65,145     623,448       0.0%
    Melia Hotels International SA              18,812     279,703       0.0%
    Miquel y Costas & Miquel SA                 6,300     253,790       0.0%
    NH Hotel Group SA                          47,786     368,447       0.0%
*   Obrascon Huarte Lain SA                    51,945     242,203       0.0%
    Papeles y Cartones de Europa SA            24,260     469,429       0.0%
*   Pharma Mar SA                              27,020      52,732       0.0%
*   Promotora de Informaciones SA Class A      87,829     205,740       0.0%
    Prosegur Cia de Seguridad SA               74,016     559,501       0.0%
*   Quabit Inmobiliaria SA                     32,213      75,023       0.0%
*   Realia Business SA                         30,466      40,388       0.0%
    Red Electrica Corp. SA                     52,668   1,097,096       0.0%
    Repsol SA                                 187,980   3,587,183       0.1%
    Repsol SA Sponsored ADR                    52,370   1,001,834       0.0%
    Sacyr SA                                  174,533     500,692       0.0%
    Saeta Yield SA                             10,671     158,669       0.0%
    Siemens Gamesa Renewable Energy SA         45,128     772,797       0.0%
*   Solaria Energia y Medio Ambiente SA        36,783     152,355       0.0%
    Talgo SA                                   44,657     272,843       0.0%
    Tecnicas Reunidas SA                        9,267     298,698       0.0%
    Telefonica SA                             187,684   1,912,590       0.1%
    Telefonica SA Sponsored ADR                47,435     481,465       0.0%
*   Tubacex SA                                 24,810     105,866       0.0%
*   Tubos Reunidos SA                          30,261      14,732       0.0%
    Vidrala SA                                  5,432     569,659       0.0%
    Viscofan SA                                11,963     792,797       0.0%
*   Vocento SA                                  6,696      11,122       0.0%
    Zardoya Otis SA                            44,821     457,467       0.0%
                                                      -----------       ---
TOTAL SPAIN                                            66,513,174       1.8%
                                                      -----------       ---
SWEDEN -- (2.0%)
    AAK AB                                     11,915   1,051,489       0.0%
    Acando AB                                  31,213     105,146       0.0%
    AddLife AB                                  1,292      27,022       0.0%
    AddNode Group AB                            5,430      51,232       0.0%
    AddTech AB Class B                         10,926     226,890       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES  VALUE++   OF NET ASSETS**
                                               ------ ---------- ---------------
SWEDEN -- (Continued)
    AF AB Class B                              22,285 $  463,650       0.0%
    Alfa Laval AB                              22,725    562,186       0.0%
    Alimak Group AB                               660      9,760       0.0%
*   Arjo AB Class B                            31,024     91,910       0.0%
    Assa Abloy AB Class B                      69,273  1,451,748       0.1%
    Atlas Copco AB Class A                     20,877    816,423       0.0%
    Atlas Copco AB Class B                     11,793    417,985       0.0%
    Atrium Ljungberg AB Class B                10,607    167,751       0.0%
    Avanza Bank Holding AB                      6,210    291,919       0.0%
    Axfood AB                                  15,489    287,762       0.0%
*   BE Group AB                                 1,844     11,040       0.0%
    Beijer Alma AB                              9,076    260,598       0.0%
*   Beijer Electronics Group AB                 1,764      6,762       0.0%
    Beijer Ref AB                              11,256    172,978       0.0%
    Bergman & Beving AB                        10,464    108,745       0.0%
    Betsson AB                                 60,139    428,404       0.0%
    Bilia AB Class A                           61,438    506,534       0.0%
    BillerudKorsnas AB                         57,211    840,636       0.0%
    BioGaia AB Class B                          5,271    253,099       0.0%
    Biotage AB                                 11,158    114,106       0.0%
    Bjorn Borg AB                              11,488     33,421       0.0%
    Boliden AB                                 78,828  2,731,361       0.1%
    Bonava AB                                   3,052     36,564       0.0%
    Bonava AB Class B                          28,179    342,069       0.0%
    Bufab AB                                   10,286    138,755       0.0%
    Bulten AB                                   6,216     78,684       0.0%
    Byggmax Group AB                           31,325    166,280       0.0%
    Castellum AB                               44,616    721,203       0.0%
    Catena AB                                     702     13,832       0.0%
    Clas Ohlson AB Class B                     16,146    176,610       0.0%
    Cloetta AB Class B                         87,223    312,161       0.0%
*   Collector AB                                5,084     36,805       0.0%
    Com Hem Holding AB                         81,222  1,406,720       0.1%
    Concentric AB                              14,627    238,814       0.0%
    Coor Service Management Holding AB          4,969     34,415       0.0%
    Corem Property Group AB Class B            21,057     22,539       0.0%
    Dedicare AB Class B                           870      6,102       0.0%
    Dios Fastigheter AB                        26,652    169,088       0.0%
    Dometic Group AB                           60,896    582,837       0.0%
*   Doro AB                                     9,675     48,382       0.0%
    Duni AB                                    10,582    143,662       0.0%
    Dustin Group AB                            18,668    156,198       0.0%
    Eastnine AB                                 8,175     88,450       0.0%
    Elanders AB Class B                         2,164     18,137       0.0%
    Electrolux AB Series B                     43,531  1,145,591       0.1%
    Elekta AB Class B                          34,531    391,506       0.0%
*   Eltel AB                                   18,432     53,215       0.0%
    Enea AB                                     6,373     60,196       0.0%
    Essity AB Class A                           3,204     81,122       0.0%
    Essity AB Class B                          79,422  2,014,551       0.1%
    eWork Group AB                              3,724     37,486       0.0%
    Fabege AB                                  55,862    643,191       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
SWEDEN -- (Continued)
*   Fastighets AB Balder Class B              11,128 $  286,679       0.0%
    FastPartner AB                             1,274     22,112       0.0%
    Fenix Outdoor International AG               370     44,654       0.0%
*   Fingerprint Cards AB Class B              35,005     30,245       0.0%
    Getinge AB Class B                        58,904    548,811       0.0%
    Granges AB                                38,908    544,270       0.0%
    Gunnebo AB                                18,009     62,155       0.0%
*   Haldex AB                                 20,108    215,964       0.0%
    Hemfosa Fastigheter AB                    35,141    435,296       0.0%
    Hennes & Mauritz AB Class B               29,375    504,791       0.0%
    Hexagon AB Class B                        26,517  1,531,062       0.1%
    Hexpol AB                                 63,206    654,061       0.0%
    HIQ International AB                      27,168    219,869       0.0%
    Holmen AB                                 41,834  1,031,510       0.0%
    Hufvudstaden AB Class A                   21,576    316,647       0.0%
    Husqvarna AB Class A                      20,121    193,927       0.0%
    Husqvarna AB Class B                     126,706  1,218,643       0.1%
    ICA Gruppen AB                            12,191    378,535       0.0%
    Indutrade AB                              22,986    542,099       0.0%
    Intrum Justitia AB                        23,743    630,063       0.0%
    Inwido AB                                 23,103    201,109       0.0%
    ITAB Shop Concept AB Class B               3,537     15,921       0.0%
    JM AB                                     30,856    610,466       0.0%
    KappAhl AB                                31,556     91,465       0.0%
    Karo Pharma AB                            11,080     40,882       0.0%
    Kindred Group P.L.C.                      67,551    871,176       0.0%
    Klovern AB Class B                       146,067    182,267       0.0%
    KNOW IT AB                                 8,378    170,599       0.0%
    Kungsleden AB                             41,126    291,654       0.0%
    Lagercrantz Group AB Class B              20,489    192,407       0.0%
    Lifco AB Class B                           4,216    153,102       0.0%
    Lindab International AB                   29,666    228,969       0.0%
    Loomis AB Class B                         42,975  1,565,013       0.1%
*   Lundin Petroleum AB                       20,983    578,437       0.0%
    Mekonomen AB                              11,138    170,245       0.0%
    Millicom International Cellular SA        15,850  1,049,883       0.0%
    Modern Times Group MTG AB Class B         20,896    821,271       0.0%
*   Momentum Group AB Class B                 10,464    117,556       0.0%
    MQ Holding AB                             18,548     32,102       0.0%
    Mycronic AB                               28,090    322,517       0.0%
    NCC AB Class B                            45,839    844,348       0.0%
    Nederman Holding AB                          550     16,892       0.0%
*   Net Insight AB Class B                    64,475     30,943       0.0%
    NetEnt AB                                 49,364    281,583       0.0%
    New Wave Group AB Class B                 31,664    187,986       0.0%
    Nibe Industrier AB Class B                89,216    909,018       0.0%
    Nobia AB                                  51,406    404,397       0.0%
    Nobina AB                                 65,152    427,565       0.0%
    Nolato AB Class B                         15,102  1,134,009       0.1%
    Nordea Bank AB                           194,620  1,979,412       0.1%
    NP3 Fastigheter AB                         2,129     15,032       0.0%
    OEM International AB Class B               1,743     36,753       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                   SHARES   VALUE++   OF NET ASSETS**
                                                   ------- ---------- ---------------
SWEDEN -- (Continued)
    Opus Group AB                                  125,364 $  100,987       0.0%
*   Orexo AB                                         3,463     14,319       0.0%
    Oriflame Holding AG                             14,329    679,011       0.0%
    Peab AB                                         86,159    762,797       0.0%
    Pricer AB Class B                               58,280     55,922       0.0%
    Proact IT Group AB                               3,611     67,835       0.0%
    Probi AB                                           109      6,069       0.0%
*   Qliro Group AB                                  55,103     66,683       0.0%
    Ratos AB Class B                                97,977    386,590       0.0%
*   RaySearch Laboratories AB                        7,166    106,809       0.0%
    Recipharm AB Class B                             5,226     70,781       0.0%
    Rottneros AB                                    45,215     50,579       0.0%
    Saab AB Class B                                 17,966    735,349       0.0%
    Sagax AB Class B                                11,262    131,782       0.0%
    Sandvik AB                                      83,367  1,421,443       0.1%
*   SAS AB                                          56,251    140,381       0.0%
    Scandi Standard AB                              26,039    178,538       0.0%
    Scandic Hotels Group AB                         11,412    112,328       0.0%
    Sectra AB Class B                                  495     10,927       0.0%
    Securitas AB Class B                            69,799  1,127,832       0.1%
    Semcon AB                                        3,284     20,924       0.0%
*   Sensys Gatso Group AB                          132,179     20,247       0.0%
    Skandinaviska Enskilda Banken AB Class A       128,747  1,208,681       0.1%
    Skandinaviska Enskilda Banken AB Class C         1,755     17,696       0.0%
    Skanska AB Class B                              70,080  1,364,850       0.1%
    SKF AB Class A                                   3,420     69,977       0.0%
    SKF AB Class B                                  83,351  1,687,425       0.1%
    SkiStar AB                                      12,979    267,621       0.0%
    SSAB AB Class A(BPRBWK4)                        13,020     73,109       0.0%
    SSAB AB Class A(B17H0S8)                        65,732    371,651       0.0%
    SSAB AB Class B(BPRBWM6)                        73,712    331,766       0.0%
    SSAB AB Class B(B17H3F6)                       152,679    690,761       0.0%
    Svenska Cellulosa AB SCA Class A                 6,722     75,548       0.0%
    Svenska Cellulosa AB SCA Class B               175,282  1,941,189       0.1%
    Svenska Handelsbanken AB Class A                98,282  1,096,066       0.0%
    Svenska Handelsbanken AB Class B                 2,424     28,865       0.0%
    Sweco AB Class B                                26,657    542,926       0.0%
    Swedbank AB Class A                             48,347  1,050,255       0.0%
    Swedish Match AB                                23,762  1,065,968       0.0%
*   Swedish Orphan Biovitrum AB                      8,103    174,069       0.0%
    Swedol AB Class B                               19,114     69,390       0.0%
    Systemair AB                                       682      9,016       0.0%
    Tele2 AB Class B                               121,221  1,571,256       0.1%
    Telefonaktiebolaget LM Ericsson Class A          9,033     69,011       0.0%
    Telefonaktiebolaget LM Ericsson Class B        123,302    939,988       0.0%
    Telefonaktiebolaget LM Ericsson Sponsored ADR   90,500    683,275       0.0%
    Telia Co. AB                                   590,862  2,909,232       0.1%
    Thule Group AB                                  31,892    737,075       0.0%
*   Tobii AB                                        13,736     56,669       0.0%
    Trelleborg AB Class B                           51,368  1,200,406       0.1%
    Troax Group AB                                   2,125     65,553       0.0%
    Victoria Park AB Class B                        29,250    120,099       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
SWEDEN -- (Continued)
    Vitrolife AB                              3,397 $   248,678       0.0%
    Volvo AB Class A                         36,187     620,213       0.0%
    Volvo AB Class B                        187,593   3,179,020       0.1%
    Wallenstam AB Class B                    40,951     366,872       0.0%
    Wihlborgs Fastigheter AB                 20,993     486,505       0.0%
                                                    -----------       ---
TOTAL SWEDEN                                         75,900,908       2.0%
                                                    -----------       ---
SWITZERLAND -- (4.0%)
    ABB, Ltd.                               219,337   5,113,965       0.2%
    ABB, Ltd. Sponsored ADR                  55,400   1,289,158       0.0%
    Adecco Group AG                          36,999   2,450,266       0.1%
    Allreal Holding AG                        5,854     962,454       0.0%
*   Alpiq Holding AG                          1,687     127,944       0.0%
    ALSO Holding AG                           2,753     339,200       0.0%
    ams AG                                    9,578     789,964       0.0%
    APG SGA SA                                  396     162,548       0.0%
*   Arbonia AG                               18,179     323,381       0.0%
*   Aryzta AG                                34,002     716,622       0.0%
    Ascom Holding AG                         19,142     382,992       0.0%
    Autoneum Holding AG                       1,499     392,514       0.0%
    Bachem Holding AG Class B                   471      60,398       0.0%
    Baloise Holding AG                       19,044   3,018,567       0.1%
    Bank Cler AG                              1,545      65,443       0.0%
    Banque Cantonale de Geneve                  384      72,057       0.0%
    Banque Cantonale Vaudoise                 1,100     876,650       0.0%
    Barry Callebaut AG                          728   1,306,963       0.1%
    Belimo Holding AG                           141     582,207       0.0%
    Bell Food Group AG                          512     201,126       0.0%
    Bellevue Group AG                         4,979     117,160       0.0%
    Berner Kantonalbank AG                    1,201     224,703       0.0%
    BKW AG                                    3,217     209,672       0.0%
    Bobst Group SA                            5,176     552,219       0.0%
    Bossard Holding AG Class A                2,397     491,211       0.0%
    Bucher Industries AG                      3,092   1,133,168       0.0%
    Burckhardt Compression Holding AG         1,467     476,032       0.0%
    Burkhalter Holding AG                     1,302     122,396       0.0%
    Calida Holding AG                         2,049      74,601       0.0%
    Carlo Gavazzi Holding AG                    107      36,451       0.0%
    Cembra Money Bank AG                      9,720     823,899       0.0%
    Cham Group AG                                27      11,993       0.0%
    Chocoladefabriken Lindt & Spruengli AG        5     379,235       0.0%
    Cicor Technologies, Ltd.                    523      31,113       0.0%
    Cie Financiere Richemont SA              35,138   3,340,171       0.1%
    Cie Financiere Tradition SA                 818      86,986       0.0%
    Clariant AG                             135,347   3,124,526       0.1%
    Coltene Holding AG                        1,392     129,578       0.0%
    Conzzeta AG                                 502     639,947       0.0%
    Credit Suisse Group AG                   96,660   1,630,290       0.1%
    Credit Suisse Group AG Sponsored ADR     51,388     861,783       0.0%
    Daetwyler Holding AG                      2,987     569,749       0.0%
    DKSH Holding AG                           8,930     716,190       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------- ----------- ---------------
SWITZERLAND -- (Continued)
    dormakaba Holding AG                  1,029 $   795,943       0.0%
*   Dottikon Es Holding AG                   16      11,664       0.0%
*   Dufry AG                             11,336   1,603,339       0.1%
    EFG International AG                 40,429     328,407       0.0%
    Emmi AG                                 875     705,833       0.0%
    EMS-Chemie Holding AG                   886     547,231       0.0%
    Energiedienst Holding AG              1,334      34,630       0.0%
*   Evolva Holding SA                    73,727      19,494       0.0%
    Feintool International Holding AG       768      87,585       0.0%
    Flughafen Zurich AG                   9,780   2,042,361       0.1%
    Forbo Holding AG                        529     739,969       0.0%
    GAM Holding AG                       71,815   1,146,327       0.0%
    Geberit AG                            3,490   1,489,295       0.1%
    Georg Fischer AG                      2,526   3,139,962       0.1%
    Givaudan SA                             993   2,210,466       0.1%
    Gurit Holding AG                        219     185,949       0.0%
    Helvetia Holding AG                   3,050   1,811,735       0.1%
    HOCHDORF Holding AG                     415     116,517       0.0%
    Huber & Suhner AG                     4,916     280,787       0.0%
    Hypothekarbank Lenzburg AG                9      40,683       0.0%
*   Idorsia, Ltd.                        10,350     237,373       0.0%
    Implenia AG                           6,092     465,039       0.0%
    Inficon Holding AG                      668     399,957       0.0%
    Interroll Holding AG                    256     424,115       0.0%
    Intershop Holding AG                    262     130,776       0.0%
    Julius Baer Group, Ltd.              42,750   2,537,141       0.1%
    Jungfraubahn Holding AG                 100      16,547       0.0%
    Kardex AG                             2,423     340,434       0.0%
    Komax Holding AG                      1,805     496,149       0.0%
#   Kudelski SA                          18,111     166,623       0.0%
    Kuehne + Nagel International AG       2,593     403,719       0.0%
    LafargeHolcim, Ltd.                  30,764   1,708,986       0.1%
    LafargeHolcim, Ltd.                  23,757   1,325,468       0.1%
*   Lastminute.com NV                     1,339      20,596       0.0%
    LEM Holding SA                          138     217,917       0.0%
    Liechtensteinische Landesbank AG      2,854     182,347       0.0%
    Logitech International SA(B1921K0)   18,686     691,756       0.0%
    Logitech International SA(B18ZRK2)   16,891     624,007       0.0%
    Lonza Group AG                       15,205   3,715,066       0.1%
    Luzerner Kantonalbank AG              1,229     662,628       0.0%
    Meier Tobler Group AG                   996      32,805       0.0%
    Metall Zug AG Class B                    70     234,812       0.0%
*   Meyer Burger Technology AG           60,123      74,608       0.0%
    Mobilezone Holding AG                11,127     131,635       0.0%
*   Mobimo Holding AG                     2,381     614,981       0.0%
    Nestle SA                           261,736  20,276,708       0.6%
    Novartis AG                           9,303     716,092       0.0%
    Novartis AG Sponsored ADR           117,451   9,007,317       0.3%
    OC Oerlikon Corp. AG                 77,153   1,245,577       0.0%
*   Orascom Development Holding AG        4,689      72,250       0.0%
    Orell Fuessli Holding AG                152      17,691       0.0%
    Orior AG                              2,210     182,828       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                        SHARES    VALUE++    OF NET ASSETS**
                                        ------- ------------ ---------------
SWITZERLAND -- (Continued)
    Panalpina Welttransport Holding AG    3,264 $    413,122       0.0%
    Partners Group Holding AG             2,215    1,615,555       0.1%
    Phoenix Mecano AG                       155      104,598       0.0%
    Plazza AG Class A                       244       55,896       0.0%
    PSP Swiss Property AG                11,091    1,036,309       0.0%
    Rieter Holding AG                     1,570      303,172       0.0%
    Roche Holding AG(7108918)               835      190,153       0.0%
    Roche Holding AG(7110388)            22,551    5,010,547       0.1%
    Romande Energie Holding SA               59       68,906       0.0%
    Schaffner Holding AG                    215       64,198       0.0%
    Schindler Holding AG                  1,376      275,337       0.0%
*   Schmolz + Bickenbach AG             186,057      149,771       0.0%
    Schweiter Technologies AG               401      455,995       0.0%
    SFS Group AG                          6,543      735,670       0.0%
    SGS SA                                  275      667,878       0.0%
    Siegfried Holding AG                  1,609      559,096       0.0%
    Sika AG                                 560    4,063,488       0.1%
    Sonova Holding AG                     9,168    1,510,828       0.1%
    St Galler Kantonalbank AG               953      511,091       0.0%
    Straumann Holding AG                  1,547    1,050,145       0.0%
    Sulzer AG                             6,667      767,029       0.0%
    Sunrise Communications Group AG      19,619    1,537,843       0.1%
    Swatch Group AG (The)(7184725)        5,136    2,466,191       0.1%
    Swatch Group AG (The)(7184736)        9,295      828,218       0.0%
    Swiss Life Holding AG                 7,790    2,725,088       0.1%
    Swiss Re AG                          27,430    2,613,235       0.1%
    Swisscom AG                           6,587    3,159,339       0.1%
    Swissquote Group Holding SA           5,499      310,458       0.0%
    Tamedia AG                              517       79,256       0.0%
    Tecan Group AG                        2,313      508,573       0.0%
    Temenos Group AG                     14,082    1,771,908       0.1%
    Thurgauer Kantonalbank                  112       11,694       0.0%
*   Tornos Holding AG                     1,566       23,929       0.0%
    u-blox Holding AG                     3,679      672,232       0.0%
    UBS Group AG(BRJL176)                 2,937       49,297       0.0%
*   UBS Group AG(H42097107)             214,863    3,609,698       0.1%
    Valiant Holding AG                    6,995      839,941       0.0%
    Valora Holding AG                     1,827      611,107       0.0%
    Vaudoise Assurances Holding SA          473      257,615       0.0%
    Vetropack Holding AG                     74      152,138       0.0%
    Vifor Pharma AG                      16,360    2,581,792       0.1%
*   Von Roll Holding AG                  14,867       19,461       0.0%
    Vontobel Holding AG                  11,479      757,011       0.0%
    VP Bank AG                              523       85,505       0.0%
    VZ Holding AG                           676      189,928       0.0%
    Ypsomed Holding AG                      816      123,804       0.0%
    Zehnder Group AG                      4,769      199,933       0.0%
    Zug Estates Holding AG Class B           39       66,869       0.0%
    Zuger Kantonalbank AG                    31      193,677       0.0%
    Zurich Insurance Group AG            13,217    4,221,978       0.1%
                                                ------------       ---
TOTAL SWITZERLAND                                150,006,119       4.0%
                                                ------------       ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                        SHARES  VALUE++  OF NET ASSETS**
                                                        ------- -------- ---------------
TAIWAN -- (3.6%)
#   A-DATA Technology Co., Ltd.                         103,503 $249,823       0.0%
    Abnova Corp.                                         11,000   13,514       0.0%
    AcBel Polytech, Inc.                                108,540   69,347       0.0%
#   Accton Technology Corp.                             173,929  397,519       0.0%
    Acer, Inc.                                          805,521  614,324       0.0%
    ACES Electronic Co., Ltd.                            43,000   37,942       0.0%
*   Acon Holding, Inc.                                   73,000   16,747       0.0%
    Acter Co., Ltd.                                      19,000  147,039       0.0%
*   Action Electronics Co., Ltd.                         76,000   16,193       0.0%
    Actron Technology Corp.                              35,000  122,475       0.0%
    Addcn Technology Co., Ltd.                            3,000   25,979       0.0%
    Adlink Technology, Inc.                              29,933   61,382       0.0%
    Advanced Ceramic X Corp.                             11,000   93,291       0.0%
    Advanced International Multitech Co., Ltd.           46,000   66,626       0.0%
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.   30,000   23,582       0.0%
    Advanced Wireless Semiconductor Co.                  71,000  147,952       0.0%
    Advancetek Enterprise Co., Ltd.                      67,532   44,858       0.0%
    Advantech Co., Ltd.                                  34,586  237,433       0.0%
    Aerospace Industrial Development Corp.              263,000  307,548       0.0%
*   AGV Products Corp.                                  165,413   41,864       0.0%
    Airtac International Group                           29,773  516,604       0.0%
    All Ring Tech Co., Ltd.                              49,000  104,611       0.0%
    Allis Electric Co., Ltd.                              8,000    4,469       0.0%
    Alltek Technology Corp.                              30,479   21,008       0.0%
    Alltop Technology Co., Ltd.                          22,000   44,899       0.0%
    Alpha Networks, Inc.                                115,200   77,278       0.0%
#   Altek Corp.                                         117,648  123,755       0.0%
    Amazing Microelectronic Corp.                        22,900   69,066       0.0%
    Ambassador Hotel (The)                               55,000   42,636       0.0%
    AMICCOM Electronics Corp.                            10,000   10,729       0.0%
    AMPOC Far-East Co., Ltd.                             24,000   20,881       0.0%
    AmTRAN Technology Co., Ltd.                         281,000  120,642       0.0%
    Anpec Electronics Corp.                              36,402   55,514       0.0%
    AP Memory Technology Corp.                            8,000   21,506       0.0%
    Apacer Technology, Inc.                              40,501   52,211       0.0%
#   APAQ Technology Co., Ltd.(BJK4W75)                   25,000   49,836       0.0%
    APAQ Technology Co., Ltd.()                           1,320      518       0.0%
    APCB, Inc.                                           62,000   49,859       0.0%
    Apex Biotechnology Corp.                             31,226   31,752       0.0%
    Apex International Co., Ltd.                         37,252   26,511       0.0%
    Apex Medical Corp.                                   20,000   19,916       0.0%
    Apex Science & Engineering                           75,920   24,285       0.0%
    Arcadyan Technology Corp.                            46,674   88,750       0.0%
    Ardentec Corp.                                      202,120  227,341       0.0%
    ASE Industrial Holding Co., Ltd. ADR                 80,709  441,477       0.0%
    ASE Industrial Holdings Co., Ltd.                   279,796  759,388       0.1%
    Asia Cement Corp.                                   399,029  425,834       0.0%
*   Asia Pacific Telecom Co., Ltd.                      457,000  135,514       0.0%
    Asia Plastic Recycling Holding, Ltd.                 52,031   19,647       0.0%
    Asia Tech Image, Inc.                                13,000   19,498       0.0%
    Asia Vital Components Co., Ltd.                     128,053  116,167       0.0%
    ASMedia Technology, Inc.                              7,364   84,810       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    ASPEED Technology, Inc.                       6,000 $  171,324       0.0%
    Asustek Computer, Inc.                      100,502    939,254       0.1%
    Aten International Co., Ltd.                 47,000    155,181       0.0%
#   AU Optronics Corp.                        3,746,980  1,545,088       0.1%
    AU Optronics Corp. Sponsored ADR             19,522     77,698       0.0%
    Audix Corp.                                  47,200     67,711       0.0%
    AURAS Technology Co., Ltd.                   30,000     62,487       0.0%
    Aurora Corp.                                 23,100     68,806       0.0%
    Avalue Technology, Inc.                      16,000     24,459       0.0%
    AVY Precision Technology, Inc.               19,011     30,093       0.0%
    Axiomtek Co., Ltd.                           18,000     34,104       0.0%
    Bank of Kaohsiung Co., Ltd.                 159,959     50,504       0.0%
*   BenQ Materials Corp.                         69,000     40,126       0.0%
#   BES Engineering Corp.                       619,000    158,226       0.0%
    Bin Chuan Enterprise Co., Ltd.               26,000     24,551       0.0%
    Bionime Corp.                                 7,000     13,614       0.0%
    Bioteque Corp.                               24,000     96,851       0.0%
    Bizlink Holding, Inc.                        47,038    347,348       0.0%
    Boardtek Electronics Corp.                   47,000     41,327       0.0%
    Bothhand Enterprise, Inc.                    26,000     59,822       0.0%
    Bright Led Electronics Corp.                 47,000     24,264       0.0%
    Brighton-Best International Taiwan, Inc.     28,000     22,792       0.0%
    Browave Corp.                                26,000     26,468       0.0%
    C Sun Manufacturing, Ltd.                    26,000     23,293       0.0%
    C-Media Electronics, Inc.                    25,000     23,131       0.0%
    Capital Futures Corp.                        19,000     39,443       0.0%
    Capital Securities Corp.                    674,000    254,818       0.0%
    Career Technology MFG. Co., Ltd.            174,962    256,227       0.0%
#   Casetek Holdings, Ltd.                       61,753    151,079       0.0%
    Catcher Technology Co., Ltd.                137,360  1,523,346       0.1%
    Cathay Financial Holding Co., Ltd.          689,692  1,237,138       0.1%
#   Cathay Real Estate Development Co., Ltd.    255,300    148,423       0.0%
    Cayman Engley Industrial Co., Ltd.            5,000     25,388       0.0%
*   Center Laboratories, Inc.                    27,500     65,389       0.0%
    Central Reinsurance Co., Ltd.                64,560     41,193       0.0%
    Chailease Holding Co., Ltd.                 310,000  1,131,104       0.1%
    Chain Chon Industrial Co., Ltd.              27,000     11,947       0.0%
*   Champion Building Materials Co., Ltd.        74,526     20,580       0.0%
    Chang Hwa Commercial Bank, Ltd.             688,508    396,331       0.0%
    Chang Wah Electromaterials, Inc.             15,913     78,846       0.0%
    Channel Well Technology Co., Ltd.            85,000     85,024       0.0%
    Charoen Pokphand Enterprise                  73,920    159,345       0.0%
    Chaun-Choung Technology Corp.                25,000     64,306       0.0%
    CHC Healthcare Group                         19,000     24,083       0.0%
    CHC Resources Corp.                          29,000     58,516       0.0%
    Chen Full International Co., Ltd.            48,000     69,322       0.0%
    Chenbro Micom Co., Ltd.                      33,000     51,657       0.0%
    Cheng Fwa Industrial Co., Ltd.               36,000     15,581       0.0%
#   Cheng Loong Corp.                           309,360    175,530       0.0%
#   Cheng Shin Rubber Industry Co., Ltd.        422,341    681,014       0.0%
    Cheng Uei Precision Industry Co., Ltd.      183,051    237,601       0.0%
    Chenming Mold Industry Corp.                 38,000     24,076       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                          SHARES   VALUE++  OF NET ASSETS**
                                                         --------- -------- ---------------
TAIWAN -- (Continued)
    Chian Hsing Forging Industrial Co., Ltd.                21,000 $ 48,316       0.0%
    Chicony Electronics Co., Ltd.                          113,607  279,897       0.0%
#   Chicony Power Technology Co., Ltd.                      68,465  121,980       0.0%
#   Chilisin Electronics Corp.                              74,957  233,024       0.0%
#*  Chimei Materials Technology Corp.                      221,100   80,251       0.0%
    Chin-Poon Industrial Co., Ltd.                         154,126  202,913       0.0%
*   China Airlines, Ltd.                                 1,826,019  666,090       0.0%
    China Bills Finance Corp.                              388,000  189,275       0.0%
    China Chemical & Pharmaceutical Co., Ltd.               99,000   67,771       0.0%
    China Development Financial Holding Corp.            1,922,412  726,860       0.0%
    China Ecotek Corp.                                      11,000   16,309       0.0%
*   China Electric Manufacturing Corp.                      73,000   30,149       0.0%
#   China General Plastics Corp.                           155,942  166,785       0.0%
    China Life Insurance Co., Ltd.                         434,351  470,595       0.0%
    China Metal Products                                   104,290  108,383       0.0%
    China Steel Chemical Corp.                              27,000  142,362       0.0%
    China Steel Corp.                                      966,881  765,099       0.1%
    China Steel Structure Co., Ltd.                         24,000   24,686       0.0%
    China Synthetic Rubber Corp.                           217,921  311,219       0.0%
    China Wire & Cable Co., Ltd.                            34,160   30,420       0.0%
    Chinese Maritime Transport, Ltd.                        31,570   31,082       0.0%
*   Ching Feng Home Fashions Co., Ltd.                      21,000   13,033       0.0%
    Chipbond Technology Corp.                              253,000  501,344       0.0%
    ChipMOS TECHNOLOGIES, Inc.                              46,000   31,857       0.0%
    ChipMOS TECHNOLOGIES, Inc. ADR                           1,767   24,332       0.0%
    Chlitina Holding, Ltd.                                  19,000  123,929       0.0%
#   Chong Hong Construction Co., Ltd.                       67,941  197,313       0.0%
    Chroma ATE, Inc.                                        65,560  329,651       0.0%
    Chun YU Works & Co., Ltd.                               18,000   12,150       0.0%
    Chun Yuan Steel                                        160,570   61,445       0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp.    194,000  139,956       0.0%
*   Chung Hung Steel Corp.                                 414,212  149,825       0.0%
    Chung Hwa Pulp Corp.                                   191,629   70,820       0.0%
*   Chunghwa Picture Tubes, Ltd.                           951,656   58,518       0.0%
    Chunghwa Precision Test Tech Co., Ltd.                   2,000   50,925       0.0%
    Chunghwa Telecom Co., Ltd.                              74,727  284,341       0.0%
    Chunghwa Telecom Co., Ltd. ADR                           3,011  114,388       0.0%
    Chyang Sheng Dyeing & Finishing Co., Ltd.               51,000   37,983       0.0%
    Cleanaway Co., Ltd.                                     30,000  192,666       0.0%
    Clevo Co.                                              182,401  179,950       0.0%
*   CMC Magnetics Corp.                                    893,101  181,184       0.0%
*   Co-Tech Development Corp.                               67,253   88,198       0.0%
*   CoAsia Microelectronics Corp.                           65,094   26,395       0.0%
    Coland Holdings, Ltd.                                   11,000   15,503       0.0%
    Compal Electronics, Inc.                             1,304,747  849,850       0.1%
#   Compeq Manufacturing Co., Ltd.                         475,000  473,261       0.0%
    Compucase Enterprise                                    31,000   35,574       0.0%
*   Concord Securities Co., Ltd.                           129,000   36,336       0.0%
    Continental Holdings Corp.                             130,200   57,719       0.0%
    Contrel Technology Co., Ltd.                            40,000   18,547       0.0%
#   Coremax Corp.                                           12,000   48,427       0.0%
    Coretronic Corp.                                       199,000  264,878       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Coxon Precise Industrial Co., Ltd.              40,000 $   36,123       0.0%
*   CSBC Corp. Taiwan                              164,740    133,838       0.0%
    CTBC Financial Holding Co., Ltd.             1,901,655  1,356,190       0.1%
    CTCI Corp.                                     162,444    273,645       0.0%
#   Cub Elecparts, Inc.                             11,882    152,064       0.0%
    CviLux Corp.                                    26,600     24,205       0.0%
    CX Technology Co., Ltd.                         16,689     10,634       0.0%
    CyberPower Systems, Inc.                        20,000     60,269       0.0%
    CyberTAN Technology, Inc.                      152,424     89,748       0.0%
    Cypress Technology Co., Ltd.                    11,000     26,468       0.0%
#   D-Link Corp.                                   313,976    115,593       0.0%
    DA CIN Construction Co., Ltd.                   60,000     47,812       0.0%
    Da-Li Development Co., Ltd.                     48,603     61,509       0.0%
    Dadi Early-Childhood Education Group, Ltd.       7,139     56,580       0.0%
*   Danen Technology Corp.                         236,000     47,799       0.0%
    Darfon Electronics Corp.                       104,000    108,906       0.0%
    Darwin Precisions Corp.                        146,000    112,635       0.0%
    Daxin Materials Corp.                           21,000     57,123       0.0%
    De Licacy Industrial Co., Ltd.                  78,742     67,081       0.0%
    Delpha Construction Co., Ltd.                   53,321     27,003       0.0%
    Delta Electronics, Inc.                         61,699    223,690       0.0%
    Depo Auto Parts Ind Co., Ltd.                   45,000    121,375       0.0%
    Dimerco Express Corp.                           27,000     18,760       0.0%
    Dynacolor, Inc.                                 17,000     21,266       0.0%
*   Dynamic Electronics Co., Ltd.                   68,183     20,539       0.0%
    Dynapack International Technology Corp.         57,000     74,927       0.0%
    E Ink Holdings, Inc.                           361,000    399,445       0.0%
    E-Lead Electronic Co., Ltd.                     42,000     35,143       0.0%
    E-LIFE MALL Corp.                               25,000     54,732       0.0%
*   E-Ton Solar Tech Co., Ltd.                     148,022     22,593       0.0%
    E.Sun Financial Holding Co., Ltd.            1,542,693  1,090,921       0.1%
*   Eastern Media International Corp.              212,330     97,267       0.0%
    Eclat Textile Co., Ltd.                         36,143    436,045       0.0%
    ECOVE Environment Corp.                         11,000     64,636       0.0%
    Edimax Technology Co., Ltd.                     52,313     14,394       0.0%
*   Edison Opto Corp.                               40,000     20,262       0.0%
    Edom Technology Co., Ltd.                       54,162     30,675       0.0%
    eGalax_eMPIA Technology, Inc.                   23,861     42,495       0.0%
    Elan Microelectronics Corp.                    118,000    170,789       0.0%
    Elite Advanced Laser Corp.                      70,112    245,657       0.0%
#   Elite Material Co., Ltd.                       135,162    331,233       0.0%
    Elite Semiconductor Memory Technology, Inc.    114,000    148,924       0.0%
*   Elitegroup Computer Systems Co., Ltd.          157,087     88,940       0.0%
    eMemory Technology, Inc.                        19,000    234,426       0.0%
    ENG Electric Co., Ltd.                          57,324      8,248       0.0%
    Ennoconn Corp.                                  11,000    178,000       0.0%
    EnTie Commercial Bank Co., Ltd.                165,000     75,961       0.0%
*   Epileds Technologies, Inc.                      29,000     19,484       0.0%
#*  Epistar Corp.                                  439,743    598,481       0.0%
    Eson Precision Ind. Co., Ltd.                   15,000     16,263       0.0%
    Eternal Materials Co., Ltd.                    239,742    229,649       0.0%
*   Etron Technology, Inc.                         155,000     56,505       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                       --------- ---------- ---------------
TAIWAN -- (Continued)
    Eurocharm Holdings Co., Ltd.                          11,000 $   32,801       0.0%
    Eva Airways Corp.                                  1,392,692    747,861       0.1%
    Everest Textile Co., Ltd.                             71,760     29,765       0.0%
    Evergreen International Storage & Transport Corp.    209,000     95,071       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                  496,582    251,175       0.0%
    Everlight Chemical Industrial Corp.                  136,155     82,339       0.0%
#   Everlight Electronics Co., Ltd.                      154,225    216,148       0.0%
    Everspring Industry Co., Ltd.                         35,000     12,354       0.0%
    Excelsior Medical Co., Ltd.                           46,172     76,439       0.0%
    EZconn Corp.                                          12,000     13,687       0.0%
    Far Eastern Department Stores, Ltd.                  415,249    272,669       0.0%
    Far Eastern International Bank                       942,018    316,057       0.0%
    Far Eastern New Century Corp.                        536,625    512,177       0.0%
    Far EasTone Telecommunications Co., Ltd.             146,000    386,276       0.0%
#   Faraday Technology Corp.                              62,637    139,966       0.0%
    Farglory Land Development Co., Ltd.                  164,575    180,339       0.0%
    Federal Corp.                                        173,567     75,778       0.0%
    Feedback Technology Corp.                              6,300     24,022       0.0%
    Feng Hsin Steel Co., Ltd.                            131,000    263,822       0.0%
    Feng TAY Enterprise Co., Ltd.                         44,953    203,846       0.0%
    First Financial Holding Co., Ltd.                  1,377,089    946,759       0.1%
    First Hotel                                           64,589     32,907       0.0%
    First Insurance Co., Ltd. (The)                       35,000     16,162       0.0%
*   First Steamship Co., Ltd.                            227,113     94,305       0.0%
#   FLEXium Interconnect, Inc.                           144,515    377,642       0.0%
    Flytech Technology Co., Ltd.                          61,312    160,006       0.0%
    FocalTech Systems Co., Ltd.                           88,000     76,661       0.0%
    Forest Water Environment Engineering Co., Ltd.        11,000     25,228       0.0%
    Formosa Chemicals & Fibre Corp.                      165,821    609,251       0.0%
    Formosa International Hotels Corp.                    14,246     73,781       0.0%
    Formosa Laboratories, Inc.                            29,000     57,129       0.0%
    Formosa Petrochemical Corp.                           60,000    244,821       0.0%
    Formosa Plastics Corp.                               125,000    438,655       0.0%
    Formosan Union Chemical                              117,426     74,089       0.0%
    Fortune Electric Co., Ltd.                            22,000     19,878       0.0%
    Founding Construction & Development Co., Ltd.         45,208     25,158       0.0%
    Foxsemicon Integrated Technology, Inc.                18,900    122,498       0.0%
    Froch Enterprise Co., Ltd.                            89,000     48,236       0.0%
    Fubon Financial Holding Co., Ltd.                    942,019  1,611,660       0.1%
    Fulgent Sun International Holding Co., Ltd.           32,382     69,240       0.0%
    Fulltech Fiber Glass Corp.                           120,965     69,771       0.0%
    Fwusow Industry Co., Ltd.                             70,321     44,083       0.0%
    Gallant Precision Machining Co., Ltd.                 44,000     34,234       0.0%
    GEM Services, Inc.                                    20,000     55,791       0.0%
    Gemtek Technology Corp.                              125,348    101,336       0.0%
#   General Interface Solution Holding, Ltd.              97,000    580,647       0.0%
    General Plastic Industrial Co., Ltd.                  19,114     24,979       0.0%
    Generalplus Technology, Inc.                          39,000     55,850       0.0%
    Genesys Logic, Inc.                                   43,000     43,331       0.0%
*   Genius Electronic Optical Co., Ltd.                   46,000    541,294       0.0%
*   Genmont Biotech, Inc.                                 23,000     20,864       0.0%
    GeoVision, Inc.                                       18,944     19,330       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                               --------- ---------- ---------------
TAIWAN -- (Continued)
    Getac Technology Corp.                       182,000 $  261,727       0.0%
    Giant Manufacturing Co., Ltd.                 65,760    333,977       0.0%
#   Giantplus Technology Co., Ltd.               138,000     70,273       0.0%
    Gigabyte Technology Co., Ltd.                229,000    500,730       0.0%
    Gigasolar Materials Corp.                     10,600     54,301       0.0%
*   Gigastorage Corp.                            155,450     65,562       0.0%
    Ginko International Co., Ltd.                 18,000    151,220       0.0%
*   Gintech Energy Corp.                         203,237    108,793       0.0%
    Global Brands Manufacture, Ltd.              122,000     51,434       0.0%
    Global Lighting Technologies, Inc.            29,000     35,436       0.0%
    Global Mixed Mode Technology, Inc.            17,000     37,262       0.0%
    Global PMX Co., Ltd.                           4,000     23,852       0.0%
    Global Unichip Corp.                          32,000    301,078       0.0%
    Globalwafers Co., Ltd.                        29,000    467,844       0.0%
    Globe Union Industrial Corp.                 129,075     95,750       0.0%
    Gloria Material Technology Corp.             194,636    125,978       0.0%
    Glory Science Co., Ltd.                       28,000     42,314       0.0%
*   Gold Circuit Electronics, Ltd.               171,000     54,131       0.0%
*   Goldsun Building Materials Co., Ltd.         523,624    170,051       0.0%
#   Gourmet Master Co., Ltd.                      12,705    146,392       0.0%
    Grand Ocean Retail Group, Ltd.                40,000     41,740       0.0%
    Grand Pacific Petrochemical                  366,000    404,952       0.0%
    Grand Plastic Technology Corp.                 8,000     42,015       0.0%
    GrandTech CG Systems, Inc.                    25,000     48,075       0.0%
    Grape King Bio, Ltd.                          37,000    309,653       0.0%
    Great China Metal Industry                    43,000     39,105       0.0%
    Great Taipei Gas Co., Ltd.                    41,000     38,588       0.0%
    Great Wall Enterprise Co., Ltd.              297,427    384,645       0.0%
    Greatek Electronics, Inc.                    141,000    255,172       0.0%
*   Green Energy Technology, Inc.                111,581     58,405       0.0%
    Green Seal Holding, Ltd.                      29,700     37,390       0.0%
    GTM Holdings Corp.                            27,000     17,891       0.0%
    Hannstar Board Corp.                         166,096     96,421       0.0%
#   HannStar Display Corp.                     1,295,135    355,189       0.0%
*   HannsTouch Solution, Inc.                    181,465     42,641       0.0%
    Hanpin Electron Co., Ltd.                     35,000     29,853       0.0%
*   Harvatek Corp.                                58,239     35,317       0.0%
    Hey Song Corp.                                97,500    102,863       0.0%
    Highwealth Construction Corp.                276,478    425,660       0.0%
    HIM International Music, Inc.                 12,000     67,225       0.0%
    Hiroca Holdings, Ltd.                         12,795     44,197       0.0%
    Hitron Technology, Inc.                       97,000     69,295       0.0%
    Hiwin Technologies Corp.                      37,818    569,687       0.0%
*   Ho Tung Chemical Corp.                       362,118    100,275       0.0%
*   Hocheng Corp.                                 66,000     21,512       0.0%
    Holiday Entertainment Co., Ltd.               12,000     22,325       0.0%
    Holtek Semiconductor, Inc.                    75,000    177,836       0.0%
    Hon Hai Precision Industry Co., Ltd.       1,170,472  3,255,530       0.1%
    Hon Hai Precision Industry Co., Ltd. GDR      48,989    274,205       0.0%
    Hong Pu Real Estate Development Co., Ltd.    116,695     88,951       0.0%
    Hong YI Fiber Industry Co.                    43,000     29,879       0.0%
*   Horizon Securities Co., Ltd.                 142,000     36,278       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                      --------- ---------- ---------------
TAIWAN -- (Continued)
#   Hota Industrial Manufacturing Co., Ltd.              64,047 $  281,536       0.0%
#   Hotai Motor Co., Ltd.                                28,000    274,452       0.0%
    Hotron Precision Electronic Industrial Co., Ltd.     15,000     24,710       0.0%
    Hsin Kuang Steel Co., Ltd.                           87,000    130,636       0.0%
    Hsin Yung Chien Co., Ltd.                            15,800     47,670       0.0%
#*  HTC Corp.                                           180,522    365,988       0.0%
    Hu Lane Associate, Inc.                              37,431    175,238       0.0%
    Hua Nan Financial Holdings Co., Ltd.              1,030,524    623,192       0.0%
    Huaku Development Co., Ltd.                         118,540    273,688       0.0%
    Huang Hsiang Construction Corp.                      49,000     46,573       0.0%
    Hung Ching Development & Construction Co., Ltd.      31,000     30,448       0.0%
    Hung Sheng Construction, Ltd.                       198,500    233,186       0.0%
    Hwa Fong Rubber Industrial Co., Ltd.                 97,304     49,609       0.0%
*   I-Chiun Precision Industry Co., Ltd.                 61,000     18,781       0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.              40,000     60,746       0.0%
    Ibase Technology, Inc.                               58,353     88,305       0.0%
*   Ichia Technologies, Inc.                            139,000     74,176       0.0%
    Ideal Bike Corp.                                     61,572     23,504       0.0%
    IEI Integration Corp.                                60,000     70,130       0.0%
    Innodisk Corp.                                       31,970    141,353       0.0%
#   Innolux Corp.                                     3,348,685  1,246,133       0.1%
    Inpaq Technology Co., Ltd.                           27,000     38,297       0.0%
    Intai Technology Corp.                               12,000     39,221       0.0%
#   Integrated Service Technology, Inc.                  34,596     84,472       0.0%
    IntelliEPI, Inc.                                      5,000     13,276       0.0%
    International Games System Co., Ltd.                 29,000    156,104       0.0%
    Inventec Corp.                                      706,945    535,611       0.0%
    Iron Force Industrial Co., Ltd.                      13,000     39,154       0.0%
    ITEQ Corp.                                           90,835    201,997       0.0%
    Jarllytec Co., Ltd.                                  15,000     23,999       0.0%
    Jentech Precision Industrial Co., Ltd.               23,000     47,665       0.0%
    Jess-Link Products Co., Ltd.                         45,000     43,239       0.0%
    Jih Sun Financial Holdings Co., Ltd.                593,317    176,618       0.0%
    Johnson Health Tech Co., Ltd.                        31,959     32,336       0.0%
    Jourdeness Group, Ltd.                               18,000     63,418       0.0%
    K Laser Technology, Inc.                             77,000     39,406       0.0%
    Kaori Heat Treatment Co., Ltd.                       47,147     67,932       0.0%
    Kaulin Manufacturing Co., Ltd.                       34,000     23,939       0.0%
    KEE TAI Properties Co., Ltd.                        186,790     68,311       0.0%
    Kenda Rubber Industrial Co., Ltd.                   162,825    188,113       0.0%
    Kenmec Mechanical Engineering Co., Ltd.              68,000     23,934       0.0%
    Kerry TJ Logistics Co., Ltd.                         61,000     82,714       0.0%
*   Key Ware Electronics Co., Ltd.                       49,000     20,182       0.0%
    Kindom Construction Corp.                           215,000    140,150       0.0%
    King Chou Marine Technology Co., Ltd.                28,220     32,353       0.0%
    King Slide Works Co., Ltd.                            9,000    127,183       0.0%
    King Yuan Electronics Co., Ltd.                     573,545    565,752       0.0%
    King's Town Bank Co., Ltd.                          332,000    397,672       0.0%
    Kingcan Holdings, Ltd.                               17,712     11,547       0.0%
    Kingpak Technology, Inc.                             10,000     65,249       0.0%
    Kinik Co.                                            52,000    135,380       0.0%
    Kinko Optical Co., Ltd.                              62,000     58,948       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
TAIWAN -- (Continued)
    Kinpo Electronics                         563,000 $  199,085       0.0%
#   Kinsus Interconnect Technology Corp.      106,000    174,129       0.0%
    KMC Kuei Meng International, Inc.          25,316    111,378       0.0%
    KS Terminals, Inc.                         47,162     80,537       0.0%
    Kung Long Batteries Industrial Co., Ltd.   31,000    149,424       0.0%
    Kung Sing Engineering Corp.               121,000     54,770       0.0%
*   Kuo Toong International Co., Ltd.          90,103     56,695       0.0%
*   Kuoyang Construction Co., Ltd.            147,387     73,442       0.0%
    Kwong Fong Industries Corp.                48,915     28,782       0.0%
    Kwong Lung Enterprise Co., Ltd.            19,000     30,454       0.0%
    L&K Engineering Co., Ltd.                  74,000     91,266       0.0%
*   LAN FA Textile                             88,922     26,354       0.0%
    Land Mark Optoelectronics Corp.            17,000    158,556       0.0%
    Lanner Electronics, Inc.                   44,294     70,366       0.0%
    Largan Precision Co., Ltd.                  5,000    581,541       0.0%
    Laser Tek Taiwan Co., Ltd.                 20,000     20,712       0.0%
#   Laster Tech Corp., Ltd.                    17,000     35,776       0.0%
    LCY Chemical Corp.                        117,286    173,816       0.0%
    Leader Electronics, Inc.                   40,000     10,945       0.0%
#*  Lealea Enterprise Co., Ltd.               308,933    118,964       0.0%
    Ledlink Optics, Inc.                       18,900     24,740       0.0%
    LEE CHI Enterprises Co., Ltd.              96,000     33,631       0.0%
    Lelon Electronics Corp.                    40,750     80,143       0.0%
#   Lemtech Holdings Co., Ltd.                 22,000    118,788       0.0%
*   Leofoo Development Co., Ltd.               72,917     16,601       0.0%
*   LES Enphants Co., Ltd.                     81,000     38,276       0.0%
#*  Lextar Electronics Corp.                  245,500    147,776       0.0%
    Li Cheng Enterprise Co., Ltd.              32,360     45,336       0.0%
*   Li Peng Enterprise Co., Ltd.              295,366     82,193       0.0%
    Lian HWA Food Corp.                        30,039     35,375       0.0%
    Lida Holdings, Ltd.                        18,000     54,073       0.0%
    Lien Hwa Industrial Corp.                 270,505    345,335       0.0%
    Lingsen Precision Industries, Ltd.        142,000     59,585       0.0%
    Lion Travel Service Co., Ltd.              16,000     58,864       0.0%
    Lite-On Semiconductor Corp.                96,448    122,777       0.0%
    Lite-On Technology Corp.                  828,164  1,092,855       0.1%
    Long Bon International Co., Ltd.          155,000     73,135       0.0%
#   Long Chen Paper Co., Ltd.                 238,570    278,365       0.0%
    Longwell Co.                               41,000     49,831       0.0%
    Lotes Co., Ltd.                            22,000    142,078       0.0%
*   Lotus Pharmaceutical Co., Ltd.             13,000     39,079       0.0%
    Lu Hai Holding Corp.                        6,599      8,707       0.0%
    Lumax International Corp., Ltd.            24,034     48,193       0.0%
    Lung Yen Life Service Corp.                29,000     61,013       0.0%
*   LuxNet Corp.                               26,066     20,900       0.0%
    Macauto Industrial Co., Ltd.               12,000     56,461       0.0%
    Machvision, Inc.                            9,000    113,536       0.0%
    Macroblock, Inc.                            4,200     11,713       0.0%
*   Macronix International                    559,777    889,259       0.1%
    Mag Layers Scientific-Technics Co., Ltd.   26,400     58,734       0.0%
    Makalot Industrial Co., Ltd.               94,630    455,568       0.0%
    Marketech International Corp.              45,000     88,613       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
TAIWAN -- (Continued)
    Masterlink Securities Corp.                 423,802 $  157,625       0.0%
#   Materials Analysis Technology, Inc.          20,355     48,404       0.0%
    Mayer Steel Pipe Corp.                       29,700     15,605       0.0%
    MediaTek, Inc.                               79,048    899,061       0.1%
    Mega Financial Holding Co., Ltd.          1,698,365  1,499,329       0.1%
    Meiloon Industrial Co.                       29,050     25,395       0.0%
    Mercuries & Associates Holding, Ltd.        186,799    151,686       0.0%
*   Mercuries Life Insurance Co., Ltd.          310,349    169,244       0.0%
    Merida Industry Co., Ltd.                     6,940     30,898       0.0%
#   Merry Electronics Co., Ltd.                  81,734    376,382       0.0%
    Micro-Star International Co., Ltd.          263,394    822,620       0.1%
*   Microbio Co., Ltd.                          110,881     76,151       0.0%
    Microlife Corp.                              17,000     49,125       0.0%
    Mildef Crete, Inc.                           20,000     33,849       0.0%
    MIN AIK Technology Co., Ltd.                 64,000     47,217       0.0%
    Mirle Automation Corp.                       49,806     71,894       0.0%
    Mobiletron Electronics Co., Ltd.             32,600     39,871       0.0%
    momo.com, Inc.                                8,000     66,348       0.0%
*   Motech Industries, Inc.                     155,752    108,233       0.0%
    MPI Corp.                                    31,000     55,667       0.0%
    Nak Sealing Technologies Corp.               23,000     67,265       0.0%
    Namchow Holdings Co., Ltd.                   74,000    150,565       0.0%
    Nan Kang Rubber Tire Co., Ltd.              118,183     99,608       0.0%
    Nan Liu Enterprise Co., Ltd.                 13,000     69,547       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.     50,000     13,062       0.0%
    Nan Ya Plastics Corp.                       148,187    405,882       0.0%
    Nang Kuang Pharmaceutical co., Ltd.          16,000     21,321       0.0%
    Nantex Industry Co., Ltd.                    99,421     84,002       0.0%
    Nanya Technology Corp.                       86,110    268,050       0.0%
    National Petroleum Co., Ltd.                 67,000     90,688       0.0%
*   Neo Solar Power Corp.                       346,548    143,658       0.0%
    Nexcom International Co., Ltd.               20,000     18,516       0.0%
    Nichidenbo Corp.                             24,696     59,203       0.0%
    Nien Hsing Textile Co., Ltd.                 47,654     39,813       0.0%
    Nien Made Enterprise Co., Ltd.               21,000    186,533       0.0%
    Novatek Microelectronics Corp.              113,000    474,321       0.0%
#   Nuvoton Technology Corp.                     34,000     62,887       0.0%
*   Ocean Plastics Co., Ltd.                     50,000     47,115       0.0%
    On-Bright Electronics, Inc.                   8,160     65,859       0.0%
    OptoTech Corp.                              181,183    134,027       0.0%
    Orient Europharma Co., Ltd.                   9,000     21,536       0.0%
*   Orient Semiconductor Electronics, Ltd.      226,000     62,191       0.0%
    Oriental Union Chemical Corp.               238,992    256,277       0.0%
    P-Duke Technology Co., Ltd.                  18,700     44,419       0.0%
    Pacific Hospital Supply Co., Ltd.            24,000     60,161       0.0%
    Paiho Shih Holdings Corp.                    39,204     69,227       0.0%
#   Pan Jit International, Inc.                 158,940    268,418       0.0%
    Pan-International Industrial Corp.          127,000     82,273       0.0%
    Parade Technologies, Ltd.                    23,000    356,150       0.0%
    Paragon Technologies Co., Ltd.               20,423     19,815       0.0%
    PChome Online, Inc.                           2,903     13,447       0.0%
#   PCL Technologies, Inc.                       15,180     38,575       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                               SHARES   VALUE++   OF NET ASSETS**
                                               ------- ---------- ---------------
TAIWAN -- (Continued)
    Pegatron Corp.                             695,261 $1,620,983       0.1%
    Pharmally International Holding Co., Ltd.    4,756     62,346       0.0%
*   Phihong Technology Co., Ltd.               148,272     54,060       0.0%
    Phison Electronics Corp.                    45,000    407,377       0.0%
    Phoenix Tours International, Inc.            7,350      8,998       0.0%
    Pixart Imaging, Inc.                         7,000     26,656       0.0%
    Planet Technology Corp.                     15,000     30,786       0.0%
    Plotech Co., Ltd.                           25,000     25,945       0.0%
    Polytronics Technology Corp.                23,000     47,037       0.0%
    Posiflex Technology, Inc.                   19,698     75,996       0.0%
    Pou Chen Corp.                             630,528    788,522       0.1%
*   Power Quotient International Co., Ltd.      99,000     29,976       0.0%
    Power Wind Health Industry, Inc.             5,000     26,264       0.0%
    Powertech Technology, Inc.                 362,900  1,038,847       0.1%
    Poya International Co., Ltd.                13,436    149,162       0.0%
    President Chain Store Corp.                 29,768    292,603       0.0%
*   President Securities Corp.                 375,361    188,115       0.0%
    Primax Electronics, Ltd.                   196,000    396,466       0.0%
*   Prime Electronics & Satellitics, Inc.       29,400      7,592       0.0%
    Prince Housing & Development Corp.         469,000    186,508       0.0%
    Pro Hawk Corp.                               3,000     14,172       0.0%
    Promate Electronic Co., Ltd.                59,000     56,311       0.0%
*   Promise Technology, Inc.                    34,874     11,024       0.0%
#   Qisda Corp.                                715,875    490,665       0.0%
    QST International Corp.                     21,000     82,498       0.0%
    Qualipoly Chemical Corp.                    41,474     46,909       0.0%
    Quang Viet Enterprise Co., Ltd.              4,000     14,800       0.0%
    Quanta Computer, Inc.                      328,007    596,357       0.0%
    Quintain Steel Co., Ltd.                    62,050     22,417       0.0%
#   Radiant Opto-Electronics Corp.             226,782    468,113       0.0%
*   Radium Life Tech Co., Ltd.                 285,030    103,467       0.0%
    Rafael Microelectronics, Inc.                8,000     38,540       0.0%
    Realtek Semiconductor Corp.                 96,098    363,415       0.0%
    Rechi Precision Co., Ltd.                  137,185    148,131       0.0%
    Rich Development Co., Ltd.                 222,814     91,314       0.0%
    RichWave Technology Corp.                   15,000     33,652       0.0%
*   Right WAY Industrial Co., Ltd.              15,000     11,614       0.0%
*   Ritek Corp.                                774,055    153,233       0.0%
#*  Roo Hsing Co., Ltd.                        295,000    149,361       0.0%
    Rotam Global Agrosciences, Ltd.             21,319     17,939       0.0%
*   Ruentex Development Co., Ltd.              225,102    269,543       0.0%
    Ruentex Engineering & Construction Co.      13,000     16,993       0.0%
    Ruentex Industries, Ltd.                    90,501    175,355       0.0%
    Sagittarius Life Science Corp.              12,000     26,295       0.0%
    Sampo Corp.                                174,000     78,304       0.0%
    San Fang Chemical Industry Co., Ltd.        60,648     66,228       0.0%
    San Far Property, Ltd.                      44,745     21,941       0.0%
    San Shing Fastech Corp.                     42,565     81,895       0.0%
    Sanitar Co., Ltd.                           16,000     22,360       0.0%
    Sanyang Motor Co., Ltd.                    227,900    162,769       0.0%
    SCI Pharmtech, Inc.                          9,450     19,658       0.0%
    Scientech Corp.                             18,000     34,045       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                      SHARES   VALUE++  OF NET ASSETS**
                                                     --------- -------- ---------------
TAIWAN -- (Continued)
#   SDI Corp.                                           59,000 $139,433       0.0%
    Senao International Co., Ltd.                       39,000   68,853       0.0%
    Senao Networks, Inc.                                 9,000   38,885       0.0%
#   Sercomm Corp.                                      109,000  293,884       0.0%
    Sesoda Corp.                                        72,420   72,183       0.0%
    Shan-Loong Transportation Co., Ltd.                 35,000   39,378       0.0%
    Sharehope Medicine Co., Ltd.                        20,776   25,974       0.0%
    Sheng Yu Steel Co., Ltd.                            61,000   54,814       0.0%
    ShenMao Technology, Inc.                            44,922   37,126       0.0%
    Shih Her Technologies, Inc.                         21,000   24,157       0.0%
*   Shih Wei Navigation Co., Ltd.                       87,254   21,736       0.0%
    Shin Kong Financial Holding Co., Ltd.            2,176,176  884,445       0.1%
    Shin Zu Shing Co., Ltd.                             53,549  140,738       0.0%
    Shinih Enterprise Co., Ltd.                         24,000   15,581       0.0%
*   Shining Building Business Co., Ltd.                126,065   49,135       0.0%
    Shinkong Insurance Co., Ltd.                        75,000   81,379       0.0%
    Shinkong Synthetic Fibers Corp.                    499,799  171,508       0.0%
    Shinkong Textile Co., Ltd.                          59,000   95,386       0.0%
    Shiny Chemical Industrial Co., Ltd.                 23,000   62,643       0.0%
    Sigurd Microelectronics Corp.                      156,000  180,730       0.0%
    Silergy Corp.                                        5,000  104,560       0.0%
    Simplo Technology Co., Ltd.                         63,600  355,581       0.0%
    Sinbon Electronics Co., Ltd.                       112,616  297,946       0.0%
    Sincere Navigation Corp.                           129,125   76,302       0.0%
    Single Well Industrial Corp.                        15,000   12,123       0.0%
    Sinher Technology, Inc.                             24,000   39,270       0.0%
    Sinmag Equipment Corp.                              15,649   81,630       0.0%
    Sino-American Silicon Products, Inc.               224,000  961,390       0.1%
    Sinon Corp.                                        145,000   82,852       0.0%
    SinoPac Financial Holdings Co., Ltd.             2,179,106  784,185       0.1%
    Sinphar Pharmaceutical Co., Ltd.                    34,977   27,401       0.0%
    Sinyi Realty Co.                                    97,328  141,692       0.0%
    Sirtec International Co., Ltd.                      76,000   98,741       0.0%
    Sitronix Technology Corp.                           64,000  183,063       0.0%
    Siward Crystal Technology Co., Ltd.                 48,000   30,008       0.0%
*   Solar Applied Materials Technology Co.              90,800   65,575       0.0%
*   Solartech Energy Corp.                             166,296   73,654       0.0%
    Solteam Electronics Co., Ltd.                       19,190   23,909       0.0%
    Sonix Technology Co., Ltd.                          63,000   69,460       0.0%
    Southeast Cement Co., Ltd.                          33,000   15,525       0.0%
    Sporton International, Inc.                         20,013  111,028       0.0%
    St Shine Optical Co., Ltd.                          13,000  348,534       0.0%
    Standard Chemical & Pharmaceutical Co., Ltd.        40,330   49,721       0.0%
    Standard Foods Corp.                                47,003  105,413       0.0%
    Stark Technology, Inc.                              32,800   45,494       0.0%
    Sun Race Sturmey-Archer, Inc.                        8,000   15,864       0.0%
    Sunny Friend Environmental Technology Co., Ltd.     15,000   98,278       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.     86,000  104,789       0.0%
    Sunrex Technology Corp.                             48,714   25,483       0.0%
    Sunspring Metal Corp.                               47,000   57,406       0.0%
    Supreme Electronics Co., Ltd.                      168,305  179,957       0.0%
    Swancor Holding Co., Ltd.                           31,000  157,461       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
    Sweeten Real Estate Development Co., Ltd.          23,805 $   14,515       0.0%
    Syncmold Enterprise Corp.                          57,000    124,830       0.0%
    Synmosa Biopharma Corp.                            23,000     23,261       0.0%
    Synnex Technology International Corp.             284,810    409,044       0.0%
    Sysage Technology Co., Ltd.                        14,553     16,630       0.0%
*   Sysgration                                         41,000      8,357       0.0%
    Systex Corp.                                       76,000    164,440       0.0%
    T-Mac Techvest PCB Co., Ltd.                       42,000     17,409       0.0%
    T3EX Global Holdings Corp.                         23,000     18,122       0.0%
#   TA Chen Stainless Pipe                            329,176    374,773       0.0%
    Ta Liang Technology Co., Ltd.                      14,000     21,626       0.0%
*   Ta Ya Electric Wire & Cable                       250,000    131,949       0.0%
    Ta Yih Industrial Co., Ltd.                        16,000     43,994       0.0%
    TA-I Technology Co., Ltd.                          54,752     98,129       0.0%
    Tah Hsin Industrial Corp.                           9,900      8,950       0.0%
    Tai Tung Communication Co., Ltd.                   38,000     22,900       0.0%
    Taichung Commercial Bank Co., Ltd.                855,658    295,814       0.0%
    TaiDoc Technology Corp.                            25,323    121,203       0.0%
    Taiflex Scientific Co., Ltd.                       83,640    109,554       0.0%
    Taimide Tech, Inc.                                 44,050     90,089       0.0%
    Tainan Enterprises Co., Ltd.                       37,000     28,744       0.0%
    Tainan Spinning Co., Ltd.                         459,171    203,288       0.0%
*   Tainergy Tech Co., Ltd.                            85,000     27,241       0.0%
    Taishin Financial Holding Co., Ltd.             1,367,892    664,686       0.0%
*   Taisun Enterprise Co., Ltd.                        62,602     36,027       0.0%
*   Taita Chemical Co., Ltd.                          107,424     45,027       0.0%
    Taiwan Business Bank                            1,313,791    403,737       0.0%
    Taiwan Cement Corp.                               831,277  1,142,361       0.1%
    Taiwan Chinsan Electronic Industrial Co., Ltd.     35,000     71,375       0.0%
    Taiwan Cogeneration Corp.                         132,993    132,264       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.  1,145,728    665,739       0.0%
    Taiwan FamilyMart Co., Ltd.                         6,000     35,861       0.0%
    Taiwan Fertilizer Co., Ltd.                       259,000    349,522       0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.           50,040     35,018       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.               64,000     76,899       0.0%
*   Taiwan Glass Industry Corp.                       349,672    233,653       0.0%
    Taiwan High Speed Rail Corp.                       92,000     70,665       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.             115,421    200,767       0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.     85,000     52,199       0.0%
*   Taiwan Land Development Corp.                     333,640    105,855       0.0%
    Taiwan Line Tek Electronic                         11,337      9,463       0.0%
    Taiwan Mobile Co., Ltd.                            55,800    206,064       0.0%
*   Taiwan Navigation Co., Ltd.                        73,000     41,746       0.0%
#   Taiwan Paiho, Ltd.                                120,892    323,480       0.0%
    Taiwan PCB Techvest Co., Ltd.                     140,800    134,044       0.0%
*   Taiwan Prosperity Chemical Corp.                   19,000     13,411       0.0%
*   Taiwan Pulp & Paper Corp.                         141,280     86,088       0.0%
    Taiwan Sakura Corp.                                46,512     60,040       0.0%
    Taiwan Sanyo Electric Co., Ltd.                    12,750      9,894       0.0%
    Taiwan Secom Co., Ltd.                             40,330    121,214       0.0%
    Taiwan Semiconductor Co., Ltd.                    108,000    247,104       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.      454,465  3,461,813       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                SHARES   VALUE++   OF NET ASSETS**
                                                                ------- ---------- ---------------
TAIWAN -- (Continued)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR  122,114 $4,695,283       0.2%
    Taiwan Shin Kong Security Co., Ltd.                          63,630     83,162       0.0%
    Taiwan Styrene Monomer                                      203,833    147,287       0.0%
    Taiwan Surface Mounting Technology Corp.                    125,867    107,659       0.0%
    Taiwan TEA Corp.                                            287,704    149,846       0.0%
#   Taiwan Union Technology Corp.                                94,000    260,671       0.0%
    Taiyen Biotech Co., Ltd.                                     48,000     46,830       0.0%
    TCI Co., Ltd.                                                14,356    210,624       0.0%
    Te Chang Construction Co., Ltd.                              23,562     16,242       0.0%
    Teco Electric and Machinery Co., Ltd.                       469,000    380,670       0.0%
    Tehmag Foods Corp.                                            8,500     63,081       0.0%
    Test Research, Inc.                                          66,532    121,954       0.0%
    Test-Rite International Co., Ltd.                           119,389     92,879       0.0%
*   Tex-Ray Industrial Co., Ltd.                                 59,000     21,771       0.0%
    Thinking Electronic Industrial Co., Ltd.                     38,000    107,007       0.0%
    Thye Ming Industrial Co., Ltd.                               65,850     88,390       0.0%
    Ton Yi Industrial Corp.                                     291,200    123,725       0.0%
    Tong Hsing Electronic Industries, Ltd.                       43,000    150,996       0.0%
    Tong Yang Industry Co., Ltd.                                171,041    308,036       0.0%
    Tong-Tai Machine & Tool Co., Ltd.                            76,160     50,257       0.0%
    TOPBI International Holdings, Ltd.                           22,156     74,436       0.0%
    Topco Scientific Co., Ltd.                                   48,945    131,924       0.0%
    Topkey Corp.                                                  6,000     16,578       0.0%
    Topoint Technology Co., Ltd.                                 74,494     49,933       0.0%
    Toung Loong Textile Manufacturing                            40,000     83,932       0.0%
#*  TPK Holding Co., Ltd.                                       138,000    300,992       0.0%
    Transcend Information, Inc.                                  64,483    181,832       0.0%
    Tripod Technology Corp.                                     193,970    586,739       0.0%
    TrueLight Corp.                                              30,800     24,929       0.0%
    Tsang Yow Industrial Co., Ltd.                               31,000     28,678       0.0%
    Tsann Kuen Enterprise Co., Ltd.                              29,913     24,819       0.0%
    TSC Auto ID Technology Co., Ltd.                             10,300     80,694       0.0%
*   TSEC Corp.                                                   74,372     23,589       0.0%
#   TSRC Corp.                                                  182,717    183,934       0.0%
    Ttet Union Corp.                                             15,000     47,570       0.0%
    TTFB Co., Ltd.                                                6,000     47,014       0.0%
    TTY Biopharm Co., Ltd.                                       59,267    200,448       0.0%
    Tung Ho Steel Enterprise Corp.                              307,254    255,125       0.0%
#   Tung Thih Electronic Co., Ltd.                               20,492     74,588       0.0%
    TURVO International Co., Ltd.                                23,776     89,232       0.0%
    TXC Corp.                                                   118,411    142,014       0.0%
    TYC Brother Industrial Co., Ltd.                             86,000     84,731       0.0%
*   Tycoons Group Enterprise                                    127,354     29,488       0.0%
    Tyntek Corp.                                                103,167     54,238       0.0%
    U-Ming Marine Transport Corp.                               174,000    212,986       0.0%
    UDE Corp.                                                    18,000     21,909       0.0%
    Ultra Chip, Inc.                                             58,000     56,685       0.0%
    Uni-President Enterprises Corp.                             395,948    952,913       0.1%
    Unimicron Technology Corp.                                  558,356    313,777       0.0%
    Union Bank Of Taiwan                                        350,103    114,609       0.0%
*   Union Insurance Co., Ltd.                                     5,324      3,314       0.0%
#*  Unitech Printed Circuit Board Corp.                         219,629    148,916       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
TAIWAN -- (Continued)
    United Integrated Services Co., Ltd.             85,000 $  183,469       0.0%
#   United Microelectronics Corp.                 3,876,453  2,090,462       0.1%
    United Orthopedic Corp.                          24,924     54,837       0.0%
    United Radiant Technology                        61,000     34,264       0.0%
*   Unity Opto Technology Co., Ltd.                 115,929     34,036       0.0%
    Universal Cement Corp.                          169,340    125,681       0.0%
*   Universal Microelectronics Co., Ltd.             22,000     15,541       0.0%
    Universal Microwave Technology, Inc.             14,916     30,355       0.0%
    Unizyx Holding Corp.                            133,000     58,685       0.0%
    UPC Technology Corp.                            327,458    218,280       0.0%
    Userjoy Technology Co., Ltd.                      5,502     16,538       0.0%
    USI Corp.                                       409,668    199,434       0.0%
    Usun Technology Co., Ltd.                        22,000     31,568       0.0%
    Utechzone Co., Ltd.                              22,000     29,771       0.0%
    Vanguard International Semiconductor Corp.      202,000    409,456       0.0%
#   Visual Photonics Epitaxy Co., Ltd.               89,475    285,694       0.0%
    Vivotek, Inc.                                    28,000     76,743       0.0%
    Voltronic Power Technology Corp.                  2,100     37,372       0.0%
*   Wafer Works Corp.                                72,000    112,434       0.0%
    Waffer Technology Co., Ltd.                      16,000      9,473       0.0%
*   Wah Hong Industrial Corp.                         3,423      2,147       0.0%
    Wah Lee Industrial Corp.                         62,000    115,364       0.0%
    Walsin Lihwa Corp.                            1,212,000    824,066       0.1%
    Walsin Technology Corp.                          18,000    113,149       0.0%
    Walton Advanced Engineering, Inc.               118,385     52,011       0.0%
    Wan Hai Lines, Ltd.                             271,557    156,615       0.0%
    Waterland Financial Holdings Co., Ltd.          775,000    270,660       0.0%
*   Wei Chuan Foods Corp.                            93,000     73,763       0.0%
    Weikeng Industrial Co., Ltd.                     95,448     71,285       0.0%
    Well Shin Technology Co., Ltd.                   44,000     75,812       0.0%
    Win Semiconductors Corp.                        102,868    771,333       0.1%
#   Winbond Electronics Corp.                     1,281,117    784,108       0.1%
    Winstek Semiconductor Co., Ltd.                  11,000     14,119       0.0%
    Wintek Corp.                                    312,087      3,619       0.0%
    Wisdom Marine Lines Co., Ltd.                   127,052    120,805       0.0%
    Wisechip Semiconductor, Inc.                      7,000     17,415       0.0%
#   Wistron Corp.                                   809,724    643,895       0.0%
    Wistron NeWeb Corp.                             137,366    322,398       0.0%
    Wowprime Corp.                                   34,000    137,246       0.0%
    WPG Holdings, Ltd.                              419,301    564,228       0.0%
    WT Microelectronics Co., Ltd.                   203,836    304,671       0.0%
    XAC Automation Corp.                             52,000     56,758       0.0%
    XPEC Entertainment, Inc.                          5,612        470       0.0%
    Xxentria Technology Materials Corp.              48,306    122,523       0.0%
#   Yageo Corp.                                     107,888  2,261,438       0.1%
*   Yang Ming Marine Transport Corp.                396,428    137,281       0.0%
    YC Co., Ltd.                                    148,946     86,558       0.0%
    YC INOX Co., Ltd.                               112,200    100,505       0.0%
    Yea Shin International Development Co., Ltd.     35,000     21,902       0.0%
    Yeong Guan Energy Technology Group Co., Ltd.     37,432    101,895       0.0%
    YFC-Boneagle Electric Co., Ltd.                  45,000     53,948       0.0%
*   YFY, Inc.                                       528,000    225,199       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                      --------- ------------ ---------------
TAIWAN -- (Continued)
    Yi Jinn Industrial Co., Ltd.                        114,700 $     54,056       0.0%
#   Yieh Phui Enterprise Co., Ltd.                      418,816      145,000       0.0%
    Yonyu Plastics Co., Ltd.                             36,400       41,946       0.0%
*   Young Optics, Inc.                                   28,000       55,595       0.0%
    Youngtek Electronics Corp.                           51,120      100,908       0.0%
    Yuanta Financial Holding Co., Ltd.                1,464,991      699,170       0.0%
    Yuanta Futures Co., Ltd.                             29,000       44,369       0.0%
    Yulon Finance Corp.                                  66,000      291,550       0.0%
#   Yulon Motor Co., Ltd.                               329,223      251,105       0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.     32,000       86,506       0.0%
    Yungshin Construction & Development Co., Ltd.        24,000       26,664       0.0%
    YungShin Global Holding Corp.                        40,950       56,340       0.0%
    Yungtay Engineering Co., Ltd.                       126,000      219,507       0.0%
    Zeng Hsing Industrial Co., Ltd.                      21,423       93,156       0.0%
    Zenitron Corp.                                       87,000       66,001       0.0%
    Zero One Technology Co., Ltd.                        33,000       21,807       0.0%
    Zhen Ding Technology Holding, Ltd.                  280,650      610,685       0.0%
    Zig Sheng Industrial Co., Ltd.                      200,543       70,303       0.0%
    Zinwell Corp.                                        91,000       77,490       0.0%
    Zippy Technology Corp.                               50,000       60,149       0.0%
    ZongTai Real Estate Development Co., Ltd.            92,753       66,793       0.0%
                                                                ------------       ---
TOTAL TAIWAN                                                     135,525,715       3.6%
                                                                ------------       ---
THAILAND -- (0.7%)
    Advanced Info Service PCL                            30,200      199,037       0.0%
    Advanced Information Technology PCL Class F          27,600       24,049       0.0%
    Airports of Thailand PCL                            211,000      476,355       0.1%
*   AJ Advance Technology PCL Class F                   749,800       12,592       0.0%
    AJ Plast PCL                                         42,900       17,671       0.0%
    Amata Corp. PCL                                     172,300      111,919       0.0%
    Ananda Development PCL                              520,700       64,675       0.0%
    AP Thailand PCL                                     542,404      144,366       0.0%
    Asia Aviation PCL                                   627,800      116,370       0.0%
    Asia Plus Group Holdings PCL                        359,800       42,866       0.0%
    Asia Sermkij Leasing PCL                             53,000       37,617       0.0%
    Asian Insulators PCL                                416,640        3,193       0.0%
    Bangchak Corp. PCL                                  238,100      273,483       0.0%
    Bangkok Aviation Fuel Services PCL                  105,350      129,351       0.0%
    Bangkok Bank PCL                                     26,400      168,973       0.0%
    Bangkok Chain Hospital PCL                          245,675      135,448       0.0%
    Bangkok Dusit Medical Services PCL Class F          297,700      212,239       0.0%
    Bangkok Expressway & Metro PCL                      969,402      238,050       0.0%
    Bangkok Land PCL                                  3,640,700      215,720       0.0%
    Bangkok Life Assurance PCL                           78,400       90,051       0.0%
    Bangkok Ranch PCL                                   202,500       43,631       0.0%
    Banpu PCL(BJFHBT4)                                  300,800      184,902       0.0%
    Banpu PCL(6368348)                                  204,750      125,860       0.0%
    BCPG PCL                                            158,600       97,994       0.0%
    Beauty Community PCL                                172,300      127,205       0.0%
    BEC World PCL                                       336,700      110,953       0.0%
    Berli Jucker PCL                                    200,900      380,348       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                             SHARES   VALUE++  OF NET ASSETS**
                                                            --------- -------- ---------------
THAILAND -- (Continued)
    Better World Green PCL                                    408,300 $ 16,948       0.0%
    Big Camera Corp. PCL                                      297,600   24,706       0.0%
    BJC Heavy Industries PCL Class F                          114,800    8,730       0.0%
    BTS Group Holdings PCL                                    174,100   49,372       0.0%
    Bumrungrad Hospital PCL                                    20,000  120,406       0.0%
    Buriram Sugar PCL Class F                                 123,700   32,140       0.0%
    Cal-Comp Electronics Thailand PCL Class F                 604,518   39,841       0.0%
    Carabao Group PCL Class F                                  35,800   61,255       0.0%
    Central Pattana PCL                                       136,400  348,996       0.0%
    Central Plaza Hotel PCL                                   177,700  295,604       0.0%
    CH Karnchang PCL                                           53,300   40,532       0.0%
    Charoen Pokphand Foods PCL                                772,700  599,846       0.1%
    Christiani & Nielsen Thai Class F                          85,000    6,410       0.0%
    Chularat Hospital PCL Class F                             686,800   42,653       0.0%
    CK Power PCL                                              742,000   90,281       0.0%
    Com7 PCL Class F                                          114,200   68,028       0.0%
*   Country Group Development PCL                             645,200   31,483       0.0%
    CP ALL PCL                                                146,000  402,471       0.0%
    Delta Electronics Thailand PCL                             70,200  149,586       0.0%
    Dhipaya Insurance PCL                                     115,600   92,487       0.0%
    Diamond Building Products PCL                               8,300    1,499       0.0%
    Dynasty Ceramic PCL                                       508,800   48,043       0.0%
    Eastern Polymer Group PCL Class F                         155,800   34,556       0.0%
    Eastern Printing PCL(B13J3C3)                              10,192    1,014       0.0%
    Eastern Printing PCL(B13J3B2)                             203,840   20,281       0.0%
    Eastern Water Resources Development and Management PCL    230,000   83,809       0.0%
    Electricity Generating PCL                                 22,300  157,570       0.0%
    Energy Absolute PCL Class F                               142,800  162,890       0.0%
    Energy Earth PCL                                          301,400    2,615       0.0%
    Erawan Group PCL (The)                                    556,600  144,617       0.0%
*   Esso Thailand PCL                                         531,600  301,510       0.0%
    Forth Corp. PCL                                           142,300   29,984       0.0%
    Forth Smart Service PCL                                    64,700   20,193       0.0%
    GFPT PCL                                                  173,500   67,619       0.0%
    Global Power Synergy PCL Class F                          109,000  260,757       0.0%
    Glow Energy PCL                                            68,800  188,023       0.0%
    Golden Land Property Development PCL                      147,900   46,629       0.0%
    Grand Canal Land PCL                                      102,200    7,513       0.0%
    Group Lease PCL                                            13,500    3,080       0.0%
    Hana Microelectronics PCL                                  69,900   76,965       0.0%
    Home Product Center PCL                                   427,857  203,354       0.0%
*   Ichitan Group PCL                                          66,800   16,721       0.0%
    Indorama Ventures PCL                                     343,300  655,381       0.1%
*   Inter Far East Energy Corp. Class F                       371,200    6,837       0.0%
    Interlink Communication PCL                                28,700    8,366       0.0%
    Intouch Holdings PCL                                       37,900   69,051       0.0%
    IRPC PCL                                                2,006,200  448,153       0.0%
    Italian-Thai Development PCL                              894,554   87,301       0.0%
    Jasmine International PCL                               1,072,900  198,874       0.0%
    Jaymart PCL                                               176,866   68,931       0.0%
    JMT Network Services PCL                                   15,600   15,694       0.0%
    Kang Yong Electric PCL                                      1,400   20,406       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
THAILAND -- (Continued)
    Karmarts PCL                                               66,300 $   14,075       0.0%
    Kasikornbank PCL(6888794)                                  26,900    171,321       0.0%
    Kasikornbank PCL(6364766)                                  76,200    472,025       0.0%
    KCE Electronics PCL                                        75,000    162,191       0.0%
    KGI Securities Thailand PCL                               355,800     49,605       0.0%
    Khon Kaen Sugar Industry PCL                              598,884     59,205       0.0%
    Kiatnakin Bank PCL                                         98,400    229,943       0.0%
    Krung Thai Bank PCL                                       558,775    322,234       0.0%
    Krungthai Card PCL                                         38,400    445,323       0.0%
    Lam Soon Thailand PCL                                      77,800     12,942       0.0%
    Land & Houses PCL                                         260,000     90,621       0.0%
    Lanna Resources PCL                                       105,750     49,256       0.0%
    LH Financial Group PCL                                  2,042,700    104,206       0.0%
    Loxley PCL                                                518,575     39,435       0.0%
    LPN Development PCL                                       304,200     96,388       0.0%
    Major Cineplex Group PCL                                  134,600    124,748       0.0%
    Malee Group PCL                                            33,600     21,506       0.0%
    MBK PCL                                                   183,000    132,785       0.0%
    MC Group PCL                                              104,500     39,403       0.0%
*   MCOT PCL                                                   60,600     19,778       0.0%
    MCS Steel PCL                                             132,000     30,114       0.0%
    Mega Lifesciences PCL                                      88,700    115,934       0.0%
    Minor International PCL                                   116,856    149,032       0.0%
    MK Restaurants Group PCL                                   48,200    122,562       0.0%
    Mono Technology PCL Class F                               365,400     46,080       0.0%
    Muangthai Leasing PCL Class F                              68,900     79,685       0.0%
    Namyong Terminal PCL                                       52,000      9,886       0.0%
    Origin Property PCL                                       128,800     74,276       0.0%
    PCS Machine Group Holding PCL                              41,000      9,094       0.0%
    Plan B Media Pcl                                          230,500     43,091       0.0%
    Platinum Group PCL (The) Class F                           28,600      7,476       0.0%
    Polyplex Thailand PCL                                     146,200     77,362       0.0%
*   Precious Shipping PCL                                     247,500    104,301       0.0%
    Premier Marketing PCL                                     112,400     39,888       0.0%
*   Principal Capital PCL                                     136,700     25,989       0.0%
    Property Perfect PCL                                      613,500     16,523       0.0%
    Pruksa Holding PCL                                        283,400    200,248       0.0%
    PTG Energy PCL                                            162,900     96,522       0.0%
    PTT Exploration & Production PCL                          233,985    993,472       0.1%
    PTT Global Chemical PCL                                   136,845    424,931       0.0%
    PTT PCL(BD0BDJ3)                                        1,598,940  2,862,488       0.1%
    PTT PCL(6420408)                                          189,000    338,356       0.0%
    Quality Houses PCL                                      2,131,242    206,641       0.0%
    Raimon Land PCL                                           477,500     18,005       0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)     47,699     78,969       0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)     12,000     19,867       0.0%
    Ratchthani Leasing PCL                                    550,500    144,777       0.0%
    Regional Container Lines PCL                              173,100     43,056       0.0%
    Robinson PCL                                               26,600     55,417       0.0%
    Rojana Industrial Park PCL                                383,190     80,742       0.0%
*   RS PCL                                                    136,700    119,114       0.0%
    S 11 Group PCL                                             82,600     19,237       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                        SHARES   VALUE++  OF NET ASSETS**
                                                       --------- -------- ---------------
THAILAND -- (Continued)
    Samart Corp. PCL                                     159,200 $ 43,129       0.0%
*   Samart Digital Public Co., Ltd.                      467,600    4,297       0.0%
    Samart Telcoms PCL                                   110,000   35,900       0.0%
    Sansiri PCL                                        2,501,133  133,140       0.0%
    Sappe PCL                                             47,200   36,641       0.0%
    SC Asset Corp. PCL                                   641,562   77,248       0.0%
    Scan Inter PCL Class F                                91,000   11,130       0.0%
    Siam Cement PCL (The)                                 11,400  169,049       0.0%
    Siam City Cement PCL                                  25,135  195,919       0.0%
    Siam Commercial Bank PCL (The)(6889935)               50,400  209,202       0.0%
    Siam Commercial Bank PCL (The)(6363172)               30,100  124,940       0.0%
    Siam Future Development PCL                          177,360   50,859       0.0%
    Siam Global House PCL                                196,457  101,465       0.0%
    Siam Wellness Group PCL Class F                       37,400   21,805       0.0%
    Siamgas & Petrochemicals PCL                         168,600  160,266       0.0%
*   Singha Estate PCL                                    314,664   34,497       0.0%
*   Sino-Thai Engineering & Construction PCL(6541473)     67,200   37,262       0.0%
*   Sino-Thai Engineering & Construction PCL(6541484)     83,571   46,340       0.0%
    SNC Former PCL                                         8,800    4,294       0.0%
    Somboon Advance Technology PCL                        60,950   41,908       0.0%
    SPCG PCL                                             237,700  158,919       0.0%
    Sri Ayudhya Capital PCL                                6,800    9,588       0.0%
    Sri Trang Agro-Industry PCL(B05BPF7)                 127,320   47,604       0.0%
    Sri Trang Agro-Industry PCL(B05BPH9)                 126,360   47,245       0.0%
    Sriracha Construction PCL                             44,200   23,669       0.0%
    Srithai Superware PCL                                372,000   17,563       0.0%
    Star Petroleum Refining PCL                          826,100  410,956       0.0%
    STP & I PCL                                          269,720   38,116       0.0%
    Supalai PCL                                          328,875  241,759       0.0%
*   Superblock PCL                                     3,552,200  129,437       0.0%
    SVI PCL                                              459,600   63,202       0.0%
    Synnex Thailand PCL                                   79,800   36,158       0.0%
    Syntec Construction PCL                              228,200   31,670       0.0%
    Taokaenoi Food & Marketing PCL                       104,600   49,715       0.0%
    Tapaco PCL                                            26,500    8,984       0.0%
*   Tata Steel Thailand PCL                            1,030,600   26,451       0.0%
    Thai Agro Energy PCL Class F                           9,690      675       0.0%
*   Thai Airways International PCL(6888868)              320,400  164,464       0.0%
*   Thai Airways International PCL(6364971)               60,600   31,106       0.0%
    Thai Metal Trade PCL                                  93,800   44,582       0.0%
    Thai Oil PCL                                         212,000  633,112       0.1%
    Thai Reinsurance PCL                                 426,400   23,103       0.0%
    Thai Solar Energy PCL Class F                        141,330   16,659       0.0%
    Thai Stanley Electric PCL Class F                      9,600   69,354       0.0%
    Thai Union Group PCL Class F                         419,840  239,452       0.0%
    Thai Vegetable Oil PCL                               141,700  158,268       0.0%
    Thai Wah PCL Class F                                 109,900   36,564       0.0%
    Thaicom PCL(B014K00)                                 109,200   31,314       0.0%
    Thaicom PCL(B014JY7)                                  80,600   23,112       0.0%
    Thaifoods Group PCL Class F                          383,800   59,832       0.0%
    Thaire Life Assurance PCL Class F                    112,800   36,099       0.0%
    Thanachart Capital PCL                               363,600  619,249       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                        --------- ----------- ---------------
THAILAND -- (Continued)
    Thitikorn PCL                                          40,900 $    16,847       0.0%
    Thoresen Thai Agencies PCL                            232,351      61,474       0.0%
    TICON Industrial Connection PCL Class F               103,950      58,299       0.0%
    Tipco Asphalt PCL                                     230,300     132,080       0.0%
    TIPCO Foods PCL                                        85,900      34,567       0.0%
    Tisco Financial Group PCL                             111,900     314,674       0.0%
    TMB Bank PCL                                        3,517,500     263,032       0.0%
    Total Access Communication PCL(B1YWK08)                46,900      75,789       0.0%
    Total Access Communication PCL(B231MK7)               200,100     323,356       0.0%
    TPI Polene PCL                                      2,529,500     151,481       0.0%
    TRC Construction PCL                                  484,300      11,662       0.0%
    True Corp. PCL(BYM8V06)                               910,942     219,365       0.0%
    True Corp. PCL(6363923)                               999,565     240,706       0.0%
    TTCL PCL                                               19,363       4,417       0.0%
    TTW PCL                                               346,900     136,298       0.0%
    Unique Engineering & Construction PCL                 167,945      68,647       0.0%
    United Paper PCL                                       78,300      29,772       0.0%
    Univanich Palm Oil PCL                                 44,900      11,310       0.0%
    Univentures PCL                                       305,200      87,034       0.0%
    Vanachai Group PCL                                    244,900      69,838       0.0%
    VGI Global Media PCL                                  546,300     133,286       0.0%
    Vibhavadi Medical Center PCL                        1,436,000     113,752       0.0%
    Vinythai PCL(6928623)                                  32,400      25,922       0.0%
    Vinythai PCL(6367453)                                 124,200      99,368       0.0%
    WHA Corp. PCL                                         915,000     114,810       0.0%
    Workpoint Entertainment PCL                            61,000     119,835       0.0%
                                                                  -----------       ---
TOTAL THAILAND                                                     27,059,947       0.7%
                                                                  -----------       ---
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A                      20,624      34,543       0.0%
    Akbank Turk A.S.                                      195,140     406,023       0.0%
    Akcansa Cimento A.S.                                   27,303      67,379       0.0%
*   Akenerji Elektrik Uretim A.S.                         162,113      32,767       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                        43,895     143,766       0.0%
*   Aksa Enerji Uretim A.S.                                22,048      22,540       0.0%
    Aksigorta A.S.                                         43,619      46,706       0.0%
    Alarko Holding A.S.                                    34,584      49,688       0.0%
    Albaraka Turk Katilim Bankasi A.S.                    159,141      61,727       0.0%
    Alkim Alkali Kimya A.S.                                 4,271      24,225       0.0%
    Anadolu Anonim Turk Sigorta Sirketi                    54,184      57,128       0.0%
    Anadolu Cam Sanayii A.S.                              110,050      84,450       0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.            36,676     240,694       0.0%
    Anadolu Hayat Emeklilik A.S.                           18,435      35,149       0.0%
    Arcelik A.S.                                           33,243     148,227       0.0%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.              14,928      92,406       0.0%
    Aygaz A.S.                                             16,478      54,775       0.0%
*   Bagfas Bandirma Gubre Fabrikalari A.S.                  9,788      21,191       0.0%
*   Baticim Bati Anadolu Cimento Sanayii A.S.               6,692      10,639       0.0%
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.     44,015      31,713       0.0%
    BIM Birlesik Magazalar A.S.                            14,492     246,229       0.0%
    Bolu Cimento Sanayii A.S.                              27,500      44,700       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                     SHARES  VALUE++  OF NET ASSETS**
                                                                     ------- -------- ---------------
TURKEY -- (Continued)
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                    20,919 $ 64,191       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                       6,918   16,227       0.0%
*   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                  14,428   24,454       0.0%
    Bursa Cimento Fabrikasi A.S.                                      21,402   28,899       0.0%
    Cemtas Celik Makina Sanayi Ve Ticaret A.S.                        30,838   38,224       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                              25,331   78,446       0.0%
    Coca-Cola Icecek A.S.                                             11,759  103,600       0.0%
*   Deva Holding A.S.                                                 18,253   18,123       0.0%
*   Dogan Sirketler Grubu Holding A.S.                               585,641  147,627       0.0%
*   Dogus Otomotiv Servis ve Ticaret A.S.                             14,293   26,632       0.0%
    EGE Endustri VE Ticaret A.S.                                         615   48,281       0.0%
    Enka Insaat ve Sanayi A.S.                                        38,856   46,755       0.0%
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.                       2,159   40,152       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                            297,778  743,325       0.1%
*   Fenerbahce Futbol A.S.                                             4,679   38,849       0.0%
    Ford Otomotiv Sanayi A.S.                                          9,472  130,398       0.0%
*   Global Yatirim Holding A.S.                                       67,511   69,244       0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.               1,952   26,634       0.0%
    Goodyear Lastikleri TAS                                           57,623   50,640       0.0%
*   GSD Holding AS                                                    90,000   20,454       0.0%
*   Gubre Fabrikalari TAS                                             15,038   14,263       0.0%
*   Ihlas Holding A.S.                                               420,638   45,574       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.    6,326   18,147       0.0%
*   Is Finansal Kiralama A.S.                                        118,254  168,483       0.0%
*   Izmir Demir Celik Sanayi A.S.                                     54,984   34,189       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A      100,053   83,058       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B       53,420   44,681       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D      401,643  401,813       0.0%
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.                           93,429   44,689       0.0%
    KOC Holding A.S.                                                  87,650  296,113       0.0%
    Konya Cimento Sanayii A.S.                                            12      661       0.0%
    Kordsa Teknik Tekstil AS                                          25,773   44,742       0.0%
*   Koza Altin Isletmeleri A.S.                                        8,332   93,292       0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                            11,884   12,868       0.0%
*   Metro Ticari ve Mali Yatirimlar Holding A.S.                     118,522   27,760       0.0%
*   Migros Ticaret A.S.                                                9,651   54,214       0.0%
*   NET Holding A.S.                                                 106,088   52,132       0.0%
*   Netas Telekomunikasyon A.S.                                       19,492   56,308       0.0%
    Nuh Cimento Sanayi A.S.                                           18,387   45,851       0.0%
    Otokar Otomotiv Ve Savunma Sanayi A.S.                             1,804   35,722       0.0%
*   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.            24,287   21,724       0.0%
*   Pegasus Hava Tasimaciligi A.S.                                    18,431  128,537       0.0%
    Petkim Petrokimya Holding A.S.                                   151,681  268,074       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                                   487    1,104       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                   3,514   10,459       0.0%
    Polisan Holding A.S.                                               8,489   12,962       0.0%
*   Polyester Sanayi A.S.                                              5,751   18,837       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.               37,899   32,689       0.0%
*   Sekerbank TAS                                                    197,155   73,461       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                         53,945   44,986       0.0%
    Soda Sanayii A.S.                                                106,149  126,346       0.0%
    Tat Gida Sanayi A.S.                                              26,900   32,207       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------- ----------- ---------------
TURKEY -- (Continued)
    TAV Havalimanlari Holding A.S.                 65,370 $   351,859       0.0%
    Tekfen Holding A.S.                            72,983     276,185       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.             17,801     109,697       0.0%
    Trakya Cam Sanayii A.S.                       189,273     219,356       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.        10,977     280,596       0.0%
*   Turk Hava Yollari AO                          226,248     934,553       0.1%
*   Turk Telekomunikasyon A.S.                      7,248      11,231       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.          4,531      67,555       0.0%
    Turkcell Iletisim Hizmetleri A.S.              97,814     336,791       0.0%
    Turkcell Iletisim Hizmetleri A.S. ADR           9,157      79,208       0.0%
    Turkiye Garanti Bankasi A.S.                  177,954     402,964       0.0%
    Turkiye Halk Bankasi A.S.                     132,123     270,322       0.0%
    Turkiye Is Bankasi                            243,241     368,575       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.           484,666     167,387       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.          351,065     390,119       0.0%
    Turkiye Vakiflar Bankasi TAO                  378,809     557,376       0.1%
    Ulker Biskuvi Sanayi A.S.                      14,037      73,584       0.0%
*   Vestel Elektronik Sanayi ve Ticaret A.S.       48,939     119,478       0.0%
*   Yapi ve Kredi Bankasi A.S.                    122,290     119,765       0.0%
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.    9,612      64,497       0.0%
*   Zorlu Enerji Elektrik Uretim A.S.             158,755      66,363       0.0%
                                                          -----------       ---
TOTAL TURKEY                                               11,331,227       0.3%
                                                          -----------       ---
UNITED KINGDOM -- (11.6%)
    4imprint Group P.L.C.                             532      12,591       0.0%
    888 Holdings P.L.C.                            98,636     372,982       0.0%
    A.G. Barr P.L.C.                               50,461     484,721       0.0%
    AA P.L.C.                                     179,379     335,307       0.0%
    Acacia Mining P.L.C.                           78,757     155,378       0.0%
    Admiral Group P.L.C.                           29,062     795,322       0.0%
    Aggreko P.L.C.                                131,740   1,324,988       0.0%
    Air Partner P.L.C.                              8,993      12,703       0.0%
    Anglo American P.L.C.                         444,183  10,451,293       0.3%
    Anglo-Eastern Plantations P.L.C.                  542       5,620       0.0%
    Antofagasta P.L.C.                            116,488   1,556,387       0.1%
    Arrow Global Group P.L.C.                      83,344     423,799       0.0%
    Ashmore Group P.L.C.                          156,032     881,491       0.0%
    Ashtead Group P.L.C.                          118,226   3,283,459       0.1%
    Associated British Foods P.L.C.                21,288     791,294       0.0%
    AstraZeneca P.L.C.                              1,641     114,874       0.0%
    AstraZeneca P.L.C. Sponsored ADR              109,044   3,874,333       0.1%
    Auto Trader Group P.L.C.                      258,834   1,257,706       0.0%
    AVEVA Group P.L.C.                             13,180     389,098       0.0%
    Aviva P.L.C.                                  597,434   4,340,756       0.1%
    Avon Rubber P.L.C.                              1,734      32,093       0.0%
    B&M European Value Retail SA                  313,529   1,747,183       0.1%
    Babcock International Group P.L.C.            169,485   1,710,726       0.1%
    BAE Systems P.L.C.                            298,043   2,500,645       0.1%
    Balfour Beatty P.L.C.                         191,075     771,638       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                   --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Barclays P.L.C.                                  463,140 $ 1,320,459       0.0%
    Barclays P.L.C. Sponsored ADR                    154,832   1,786,761       0.1%
    Barratt Developments P.L.C.                      285,381   2,188,317       0.1%
    BBA Aviation P.L.C.                              277,237   1,215,100       0.0%
    Beazley P.L.C.                                   254,148   2,064,272       0.1%
    Bellway P.L.C.                                    64,145   2,922,850       0.1%
    Berkeley Group Holdings P.L.C.                    45,811   2,564,681       0.1%
    BGEO Group P.L.C.                                  9,753     466,231       0.0%
    BHP Billiton P.L.C.                              133,997   2,857,139       0.1%
    BHP Billiton P.L.C. ADR                           75,383   3,191,716       0.1%
    Bloomsbury Publishing P.L.C.                       5,758      13,994       0.0%
    Bodycote P.L.C.                                   99,126   1,220,427       0.0%
    Bovis Homes Group P.L.C.                          51,320     873,187       0.0%
    BP P.L.C.                                          1,306       9,701       0.0%
    BP P.L.C. Sponsored ADR                          434,904  19,392,373       0.5%
    Braemar Shipping Services P.L.C.                   3,998      14,347       0.0%
    Brewin Dolphin Holdings P.L.C.                   163,244     810,952       0.0%
    British American Tobacco P.L.C.                   27,852   1,527,612       0.1%
    British American Tobacco P.L.C. Sponsored ADR     33,528   1,831,299       0.1%
    Britvic P.L.C.                                   103,017   1,018,264       0.0%
    BT Group P.L.C.                                  281,752     967,068       0.0%
    BT Group P.L.C. Sponsored ADR                     35,000     603,750       0.0%
*   BTG P.L.C.                                        53,037     497,219       0.0%
    Bunzl P.L.C.                                      37,449   1,085,892       0.0%
    Burberry Group P.L.C.                             60,755   1,525,727       0.1%
    Cambian Group P.L.C.                              15,995      36,862       0.0%
    Capita P.L.C.                                    111,973     294,487       0.0%
    Capital & Counties Properties P.L.C.             207,763     822,282       0.0%
*   Carclo P.L.C.                                     13,633      18,554       0.0%
    Card Factory P.L.C.                              114,787     365,157       0.0%
    Carillion P.L.C.                                 188,086      38,613       0.0%
    Carnival P.L.C.                                   12,171     791,058       0.0%
    Carnival P.L.C. ADR                               12,230     790,670       0.0%
*   Carpetright P.L.C.                                 8,258       4,799       0.0%
    Carr's Group P.L.C.                                9,590      18,270       0.0%
    Castings P.L.C.                                    1,976      11,650       0.0%
    Centamin P.L.C.                                  522,742   1,129,558       0.0%
    Centrica P.L.C.                                  539,221   1,138,176       0.0%
    Charles Stanley Group P.L.C.                         382       1,800       0.0%
    Chemring Group P.L.C.                             95,030     274,304       0.0%
    Chesnara P.L.C.                                   26,225     146,114       0.0%
    Cineworld Group P.L.C.                           443,395   1,582,923       0.1%
*   Circassia Pharmaceuticals P.L.C.                  20,894      25,886       0.0%
    City of London Investment Group P.L.C.             4,266      25,742       0.0%
    Clarkson P.L.C.                                    3,149     104,672       0.0%
    Close Brothers Group P.L.C.                       89,669   1,887,994       0.1%
    CLS Holdings P.L.C.                               20,256      69,621       0.0%
    CMC Markets P.L.C.                                70,258     183,274       0.0%
*   Cobham P.L.C.                                  1,172,568   1,851,924       0.1%
    Coca-Cola HBC AG                                  48,919   1,638,826       0.1%
    Communisis P.L.C.                                 82,370      69,159       0.0%
    Compass Group P.L.C.                              92,405   1,982,342       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Computacenter P.L.C.                      33,741 $  585,945       0.0%
    Connect Group P.L.C.                      55,168     45,847       0.0%
    Consort Medical P.L.C.                    11,797    194,499       0.0%
    Costain Group P.L.C.                      65,361    415,021       0.0%
*   Countrywide P.L.C.                         6,595      9,809       0.0%
    Cranswick P.L.C.                          24,286    969,387       0.0%
    Crest Nicholson Holdings P.L.C.          128,604    862,295       0.0%
    Croda International P.L.C.                27,658  1,691,924       0.1%
    CYBG P.L.C.                                3,532     14,660       0.0%
    Daily Mail & General Trust P.L.C.         76,361    709,329       0.0%
    Dairy Crest Group P.L.C.                  78,134    582,931       0.0%
    DCC P.L.C.                                19,589  1,880,243       0.1%
    De La Rue P.L.C.                          39,052    286,185       0.0%
    Debenhams P.L.C.                         560,309    178,301       0.0%
    Dechra Pharmaceuticals P.L.C.             22,668    851,420       0.0%
    Devro P.L.C.                              96,733    282,304       0.0%
    Diageo P.L.C.                             19,831    707,464       0.0%
    Diageo P.L.C. Sponsored ADR               15,795  2,242,258       0.1%
*   Dialight P.L.C.                            7,092     50,393       0.0%
    Dignity P.L.C.                            13,885    208,293       0.0%
    Diploma P.L.C.                            54,448    898,370       0.0%
    Direct Line Insurance Group P.L.C.       333,453  1,713,378       0.1%
    DiscoverIE Group P.L.C.                    6,517     37,685       0.0%
    Dixons Carphone P.L.C.                   279,749    780,051       0.0%
    Domino's Pizza Group P.L.C.              155,230    773,747       0.0%
    Drax Group P.L.C.                        181,021    783,853       0.0%
    DS Smith P.L.C.                          331,863  2,377,305       0.1%
    Dunelm Group P.L.C.                       31,397    243,564       0.0%
    easyJet P.L.C.                            42,738    931,669       0.0%
*   EI Group P.L.C.                          254,877    451,594       0.0%
    Electrocomponents P.L.C.                 186,102  1,555,799       0.1%
    Elementis P.L.C.                         228,092    888,438       0.0%
*   EnQuest P.L.C.                           492,531    242,652       0.0%
    Entertainment One, Ltd.                   30,621    114,696       0.0%
    Equiniti Group P.L.C.                      5,204     19,630       0.0%
    Essentra P.L.C.                           83,889    509,109       0.0%
    esure Group P.L.C.                       169,137    523,681       0.0%
    Euromoney Institutional Investor P.L.C.   13,562    245,088       0.0%
    Evraz P.L.C.                             107,225    674,722       0.0%
    Experian P.L.C.                           61,660  1,412,764       0.1%
    Fenner P.L.C.                             97,238    812,307       0.0%
    Ferguson P.L.C.                           36,508  2,794,579       0.1%
    Ferrexpo P.L.C.                          207,386    671,451       0.0%
    Fidessa Group P.L.C.                      18,224    984,507       0.0%
*   Findel P.L.C.                              9,252     32,377       0.0%
*   Firstgroup P.L.C.                        586,411    909,718       0.0%
*   Flybe Group P.L.C.                        33,109     17,815       0.0%
    Foxtons Group P.L.C.                      10,259     10,956       0.0%
    Fresnillo P.L.C.                          19,968    350,478       0.0%
    G4S P.L.C.                               395,921  1,406,598       0.1%
    Galliford Try P.L.C.                      57,163    720,161       0.0%
    Games Workshop Group P.L.C.                4,233    141,165       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------- ----------- ---------------
UNITED KINGDOM -- (Continued)
*   Gem Diamonds, Ltd.                             37,040 $    51,004       0.0%
    Genus P.L.C.                                   18,091     625,656       0.0%
    GKN P.L.C.                                    395,639   2,512,170       0.1%
    GlaxoSmithKline P.L.C.                         15,015     301,158       0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR           73,776   2,959,155       0.1%
    Glencore P.L.C.                               890,117   4,287,688       0.1%
    Go-Ahead Group P.L.C.                          31,298     832,218       0.0%
    Gocompare.Com Group P.L.C.                     90,463     139,708       0.0%
    Grafton Group P.L.C.                           62,797     650,504       0.0%
    Greencore Group P.L.C.                        280,684     612,145       0.0%
    Greene King P.L.C.                            132,142     992,770       0.0%
    Greggs P.L.C.                                  62,572   1,046,023       0.0%
*   Gulf Keystone Petroleum, Ltd.                   8,996      22,330       0.0%
*   Gulf Marine Services P.L.C.                    11,440       5,640       0.0%
    GVC CVR                                       357,091      53,241       0.0%
    GVC Holdings P.L.C.                           117,656   1,440,174       0.1%
    Gym Group P.L.C. (The)                         12,018      40,802       0.0%
    Halfords Group P.L.C.                         105,684     550,764       0.0%
    Halma P.L.C.                                  139,141   2,334,646       0.1%
    Hargreaves Lansdown P.L.C.                     29,987     735,178       0.0%
    Hastings Group Holdings P.L.C.                 51,813     196,397       0.0%
    Hays P.L.C.                                   862,107   2,124,505       0.1%
    Headlam Group P.L.C.                           17,127     105,317       0.0%
    Helical P.L.C.                                 59,019     305,477       0.0%
    Henry Boot P.L.C.                               2,952      11,629       0.0%
    Hikma Pharmaceuticals P.L.C.                   37,256     656,914       0.0%
    Hill & Smith Holdings P.L.C.                   41,537     758,009       0.0%
    Hilton Food Group P.L.C.                        4,771      58,144       0.0%
    Hiscox, Ltd.                                  118,136   2,415,708       0.1%
    Hochschild Mining P.L.C.                      151,437     438,032       0.0%
    Hogg Robinson Group P.L.C.                      5,845       9,496       0.0%
    Hollywood Bowl Group P.L.C.                     4,135      12,059       0.0%
    HomeServe P.L.C.                              103,736   1,054,372       0.0%
    Hostelworld Group P.L.C.                        2,814      15,780       0.0%
    Howden Joinery Group P.L.C.                   224,944   1,472,249       0.1%
    HSBC Holdings P.L.C.                          305,098   3,037,549       0.1%
    HSBC Holdings P.L.C. Sponsored ADR            236,494  11,886,188       0.3%
*   Hunting P.L.C.                                 67,941     750,841       0.0%
    Huntsworth P.L.C.                              53,480      73,365       0.0%
    Ibstock P.L.C.                                 74,879     306,132       0.0%
    IMI P.L.C.                                    133,236   1,996,938       0.1%
    Imperial Brands P.L.C.                         55,627   1,990,313       0.1%
    Inchcape P.L.C.                               217,255   2,170,455       0.1%
*   Indivior P.L.C.                               203,691   1,261,374       0.0%
    Informa P.L.C.                                105,547   1,071,596       0.0%
    Inmarsat P.L.C.                               195,765   1,011,374       0.0%
    InterContinental Hotels Group P.L.C.           10,147     640,176       0.0%
    InterContinental Hotels Group P.L.C. ADR       11,149     709,491       0.0%
    International Consolidated Airlines Group SA  197,808   1,709,894       0.1%
*   Interserve P.L.C.                              73,502      94,774       0.0%
    Intertek Group P.L.C.                          36,030   2,422,774       0.1%
    Investec P.L.C.                               171,806   1,359,120       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    ITE Group P.L.C.                                  135,274 $  284,121       0.0%
    ITV P.L.C.                                        517,943  1,077,514       0.0%
    IWG P.L.C.                                        392,110  1,331,938       0.0%
    J D Wetherspoon P.L.C.                             54,210    865,747       0.0%
    J Sainsbury P.L.C.                                701,205  2,975,329       0.1%
*   Jackpotjoy P.L.C.                                  22,813    257,229       0.0%
    James Fisher & Sons P.L.C.                         25,433    584,420       0.0%
    Jardine Lloyd Thompson Group P.L.C.                37,770    635,685       0.0%
    JD Sports Fashion P.L.C.                          161,014    863,730       0.0%
    John Menzies P.L.C.                                48,885    427,172       0.0%
    John Wood Group P.L.C.                            176,667  1,377,111       0.1%
    Johnson Matthey P.L.C.                             50,968  2,303,462       0.1%
    Jupiter Fund Management P.L.C.                    218,461  1,366,180       0.0%
*   Just Eat P.L.C.                                    42,532    452,791       0.0%
    Just Group P.L.C.                                  35,374     68,372       0.0%
*   KAZ Minerals P.L.C.                               112,829  1,425,594       0.1%
    KCOM Group P.L.C.                                 272,289    377,686       0.0%
    Keller Group P.L.C.                                37,915    541,990       0.0%
    Kier Group P.L.C.                                  25,955    382,992       0.0%
    Kingfisher P.L.C.                                 374,201  1,560,579       0.1%
    Laird P.L.C.                                      196,869    531,755       0.0%
*   Lamprell P.L.C.                                    73,815     93,897       0.0%
    Lancashire Holdings, Ltd.                          61,489    503,912       0.0%
*   Laura Ashley Holdings P.L.C.                       51,893      3,021       0.0%
    Legal & General Group P.L.C.                      821,224  3,041,597       0.1%
*   Liberty Global P.L.C. Class A                      12,282    370,179       0.0%
*   Liberty Global P.L.C. Class C                      30,121    876,511       0.0%
    Lloyds Banking Group P.L.C.                     4,839,359  4,292,254       0.1%
    Lloyds Banking Group P.L.C. ADR                   542,240  1,935,797       0.1%
    London Stock Exchange Group P.L.C.                 19,592  1,157,649       0.0%
*   Lonmin P.L.C.                                      46,737     37,790       0.0%
    Lookers P.L.C.                                    149,753    208,038       0.0%
    Low & Bonar P.L.C.                                 44,867     34,191       0.0%
    LSL Property Services P.L.C.                        4,039     13,766       0.0%
    Man Group P.L.C.                                  540,803  1,343,165       0.0%
    Marks & Spencer Group P.L.C.                      744,786  2,944,915       0.1%
    Marshalls P.L.C.                                  116,296    683,136       0.0%
    Marston's P.L.C.                                  270,142    399,938       0.0%
    McBride P.L.C.(0574635)                           104,034    215,929       0.0%
    McBride P.L.C.(BFX1KB5)                         1,560,510      2,148       0.0%
    McCarthy & Stone P.L.C.                           111,794    208,439       0.0%
    Mears Group P.L.C.                                 32,294    146,231       0.0%
    Mediclinic International P.L.C.(BYYWHN1)           34,624    321,352       0.0%
    Mediclinic International P.L.C.(B8HX8Z8)           78,401    721,430       0.0%
    Meggitt P.L.C.                                    347,451  2,250,910       0.1%
    Melrose Industries P.L.C.                         641,638  2,011,951       0.1%
    Merlin Entertainments P.L.C.                      268,714  1,359,347       0.0%
    Micro Focus International P.L.C.                   44,435    766,193       0.0%
    Micro Focus International P.L.C. Sponsored ADR      4,900     84,868       0.0%
    Millennium & Copthorne Hotels P.L.C.               60,888    479,715       0.0%
    Mitchells & Butlers P.L.C.                         86,303    334,588       0.0%
    Mitie Group P.L.C.                                194,308    489,604       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                        --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    MJ Gleeson P.L.C.                         650 $    6,547       0.0%
    Mondi P.L.C.                           88,836  2,472,933       0.1%
    Moneysupermarket.com Group P.L.C.     181,949    749,437       0.0%
    Morgan Advanced Materials P.L.C.      125,068    591,093       0.0%
    Morgan Sindall Group P.L.C.            10,734    184,948       0.0%
*   Mothercare P.L.C.                      58,929     14,749       0.0%
    N Brown Group P.L.C.                   54,111    152,151       0.0%
    National Express Group P.L.C.         211,965  1,143,841       0.0%
    National Grid P.L.C.                    3,158     36,537       0.0%
    National Grid P.L.C. Sponsored ADR     17,667  1,027,862       0.0%
    NCC Group P.L.C.                       24,403     65,653       0.0%
    NEX Group P.L.C.                      134,108  1,819,846       0.1%
    Next P.L.C.                            12,985    937,988       0.0%
    NMC Health P.L.C.                       2,984    145,807       0.0%
    Norcros P.L.C.                          9,498     24,664       0.0%
    Northgate P.L.C.                       62,336    318,250       0.0%
*   Nostrum Oil & Gas P.L.C.                3,162     12,966       0.0%
*   Ocado Group P.L.C.                    160,685  1,187,735       0.0%
    Old Mutual P.L.C.                   1,048,747  3,613,003       0.1%
    On the Beach Group P.L.C.              25,211    211,694       0.0%
    OneSavings Bank P.L.C.                 81,448    442,666       0.0%
*   Ophir Energy P.L.C.                   267,046    221,375       0.0%
    Oxford Instruments P.L.C.              21,656    271,458       0.0%
    Pagegroup P.L.C.                      183,410  1,353,676       0.0%
    PayPoint P.L.C.                        17,215    202,697       0.0%
    Pearson P.L.C.                         46,340    531,271       0.0%
    Pearson P.L.C. Sponsored ADR           65,631    749,506       0.0%
    Pendragon P.L.C.                      298,958    119,068       0.0%
    Pennon Group P.L.C.                   116,253  1,104,545       0.0%
    Persimmon P.L.C.                       91,051  3,401,247       0.1%
*   Petra Diamonds, Ltd.                  257,371    241,837       0.0%
    Petrofac, Ltd.                        122,276  1,014,726       0.0%
*   Petropavlovsk P.L.C.                1,379,205    131,082       0.0%
    Pets at Home Group P.L.C.             113,475    238,375       0.0%
    Phoenix Group Holdings                124,221  1,341,855       0.0%
    Photo-Me International P.L.C.         132,871    291,349       0.0%
    Playtech P.L.C.                       153,089  1,707,570       0.1%
    Polypipe Group P.L.C.                 113,579    596,940       0.0%
*   Premier Foods P.L.C.                  483,856    248,434       0.0%
*   Premier Oil P.L.C.                    327,290    424,219       0.0%
    Provident Financial P.L.C.             59,566    544,327       0.0%
    Prudential P.L.C.                      26,666    685,690       0.0%
    Prudential P.L.C. ADR                  27,469  1,409,709       0.1%
    PZ Cussons P.L.C.                     100,713    340,962       0.0%
    QinetiQ Group P.L.C.                  309,480    978,341       0.0%
    Randgold Resources, Ltd.               12,578  1,019,869       0.0%
    Rank Group P.L.C.                      72,536    174,711       0.0%
*   Raven Russia, Ltd.                     28,783     18,013       0.0%
    Reckitt Benckiser Group P.L.C.         17,209  1,350,011       0.0%
    Redrow P.L.C.                         119,778  1,032,139       0.0%
    RELX P.L.C.                            19,573    418,334       0.0%
    RELX P.L.C. Sponsored ADR              24,440    528,393       0.0%
    Renewi P.L.C.                         216,030    213,562       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Renishaw P.L.C.                                        13,610 $   881,066       0.0%
*   Renold P.L.C.                                           4,231       1,374       0.0%
    Rentokil Initial P.L.C.                               393,216   1,658,946       0.1%
    Restaurant Group P.L.C. (The)                          45,179     188,698       0.0%
*   Rhi Magnesita NV                                        6,143     367,049       0.0%
    Ricardo P.L.C.                                         14,322     186,934       0.0%
    Rightmove P.L.C.                                       21,562   1,352,244       0.0%
    Rio Tinto P.L.C.                                       42,958   2,341,464       0.1%
    Rio Tinto P.L.C. Sponsored ADR                        118,367   6,504,267       0.2%
    RM P.L.C.                                              10,751      30,664       0.0%
    Robert Walters P.L.C.                                  18,804     186,074       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                  279,216   3,224,707       0.1%
    Rolls-Royce Holdings P.L.C.(BFZWWZ4)               19,824,336      27,292       0.0%
    Rotork P.L.C.                                         395,290   1,782,686       0.1%
*   Royal Bank of Scotland Group P.L.C.                   102,482     379,512       0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR      57,557     430,526       0.0%
    Royal Dutch Shell P.L.C. Class A                      177,300   6,168,464       0.2%
    Royal Dutch Shell P.L.C. Class B                       35,290   1,259,812       0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A       181,989  12,721,013       0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B       143,548  10,395,746       0.3%
    Royal Mail P.L.C.                                     233,049   1,858,555       0.1%
    RPC Group P.L.C.                                      143,517   1,557,287       0.1%
    RPS Group P.L.C.                                       83,208     296,440       0.0%
    RSA Insurance Group P.L.C.                            225,164   2,031,650       0.1%
    Saga P.L.C.                                           180,421     336,402       0.0%
    Sage Group P.L.C. (The)                               217,428   1,891,115       0.1%
    Savills P.L.C.                                         77,158   1,039,505       0.0%
    Schroders P.L.C.(0239581)                               8,330     269,530       0.0%
    Schroders P.L.C.(0240549)                              13,576     614,185       0.0%
    SDL P.L.C.                                             18,264      97,939       0.0%
    Senior P.L.C.                                         216,865     879,993       0.0%
*   Serco Group P.L.C.                                    171,740     226,950       0.0%
    Severfield P.L.C.                                      55,690      60,630       0.0%
    Severn Trent P.L.C.                                    32,477     864,790       0.0%
    Shire P.L.C.(B39JBM7)                                   3,900     621,777       0.0%
    Shire P.L.C.(B2QKY05)                                  17,173     914,460       0.0%
    SIG P.L.C.                                            274,826     537,262       0.0%
    Sky P.L.C.                                             36,075     684,470       0.0%
    Sky P.L.C. Sponsored ADR                                  701      53,003       0.0%
    Smith & Nephew P.L.C.                                  28,265     541,304       0.0%
    Smith & Nephew P.L.C. Sponsored ADR                    18,108     703,839       0.0%
    Smiths Group P.L.C.                                   121,817   2,669,162       0.1%
    Soco International P.L.C.                              83,733     121,156       0.0%
    Softcat P.L.C.                                         14,950     140,431       0.0%
    Spectris P.L.C.                                        45,266   1,670,181       0.1%
    Speedy Hire P.L.C.                                    129,755      95,994       0.0%
    Spirax-Sarco Engineering P.L.C.                        20,262   1,606,154       0.1%
    Spire Healthcare Group P.L.C.                          14,783      46,243       0.0%
    Spirent Communications P.L.C.                         139,355     228,747       0.0%
*   Sports Direct International P.L.C.                     97,609     540,538       0.0%
    SSE P.L.C.                                            185,272   3,516,200       0.1%
    SSP Group P.L.C.                                      152,953   1,368,705       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                          --------- ----------- ---------------
 UNITED KINGDOM -- (Continued)
     St James's Place P.L.C.                118,031 $ 1,838,600       0.1%
     St. Ives P.L.C.                         26,413      31,292       0.0%
     St. Modwen Properties P.L.C.            95,540     539,392       0.0%
     Stagecoach Group P.L.C.                201,960     431,329       0.0%
     Standard Chartered P.L.C.              312,499   3,282,498       0.1%
     Standard Life Aberdeen P.L.C.          523,676   2,619,789       0.1%
     Sthree P.L.C.                           12,901      57,443       0.0%
     Stobart Group, Ltd.                     45,044     151,650       0.0%
     Superdry P.L.C.                         31,835     657,695       0.0%
     Synthomer P.L.C.                       156,890   1,064,960       0.0%
     TalkTalk Telecom Group P.L.C.          127,693     225,239       0.0%
     Tate & Lyle P.L.C.                     244,384   1,930,094       0.1%
     Taylor Wimpey P.L.C.                 1,157,912   3,049,402       0.1%
     Ted Baker P.L.C.                        10,718     392,670       0.0%
     Telecom Plus P.L.C.                     34,960     517,635       0.0%
     Tesco P.L.C.                         2,119,528   6,865,017       0.2%
     Thomas Cook Group P.L.C.               631,386   1,072,333       0.0%
     Topps Tiles P.L.C.                      45,654      43,654       0.0%
     TP ICAP P.L.C.                         174,982   1,133,502       0.0%
     Travis Perkins P.L.C.                  100,606   1,751,925       0.1%
     Trifast P.L.C.                           8,295      29,687       0.0%
     Trinity Mirror P.L.C.                  178,060     208,361       0.0%
     TT Electronics P.L.C.                   46,202     141,930       0.0%
     TUI AG(5666292)                         63,010   1,424,645       0.1%
     TUI AG(B11LJN4)                         47,881   1,082,772       0.0%
 *   Tullow Oil P.L.C.                      572,536   1,791,737       0.1%
     U & I Group P.L.C.                      51,486     155,136       0.0%
     UBM P.L.C.                              97,736   1,301,208       0.0%
     UDG Healthcare P.L.C.                   72,965     916,725       0.0%
     Ultra Electronics Holdings P.L.C.       45,043     871,767       0.0%
     Unilever P.L.C.                          9,090     509,877       0.0%
     Unilever P.L.C. Sponsored ADR           29,794   1,667,570       0.1%
     United Utilities Group P.L.C.           87,349     890,730       0.0%
 *   Vectura Group P.L.C.                   253,611     282,809       0.0%
     Vedanta Resources P.L.C.                31,877     319,021       0.0%
     Vesuvius P.L.C.                        104,802     846,364       0.0%
     Victrex P.L.C.                          44,507   1,602,499       0.1%
     Virgin Money Holdings UK P.L.C.        121,190     463,483       0.0%
     Vitec Group P.L.C. (The)                 9,290     152,232       0.0%
     Vodafone Group P.L.C.                3,846,396  11,224,594       0.3%
     Vodafone Group P.L.C. Sponsored ADR    137,812   4,053,064       0.1%
 *   Volex P.L.C.                             1,437       1,504       0.0%
     Weir Group P.L.C. (The)                 38,947   1,139,659       0.0%
     WH Smith P.L.C.                         39,340   1,054,437       0.0%
     Whitbread P.L.C.                        31,532   1,855,252       0.1%
     William Hill P.L.C.                    363,478   1,461,968       0.1%
     Wilmington P.L.C.                        3,357      11,449       0.0%
     Wincanton P.L.C.                        24,233      79,464       0.0%
     WM Morrison Supermarkets P.L.C.        759,515   2,533,106       0.1%
     WPP P.L.C.                              77,375   1,327,764       0.0%
     WPP P.L.C. Sponsored ADR                17,868   1,529,858       0.1%
     Xaar P.L.C.                             19,001      92,542       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                     SHARES     VALUE++     OF NET ASSETS**
                                                     ------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    ZPG P.L.C.                                        62,828 $      309,739       0.0%
                                                             --------------      ----
TOTAL UNITED KINGDOM                                            436,269,999      11.6%
                                                             --------------      ----
TOTAL COMMON STOCKS                                           3,684,353,842      98.3%
                                                             --------------      ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Alpargatas SA                                     65,140        290,259       0.0%
    Banco ABC Brasil SA                               38,390        205,582       0.0%
    Banco Bradesco SA                                113,437      1,119,410       0.1%
    Banco Bradesco SA ADR                            181,517      1,778,870       0.1%
    Banco do Estado do Rio Grande do Sul SA Class B   92,394        529,857       0.0%
    Banco Pan SA                                      76,997         41,760       0.0%
    Braskem SA Class A                                14,800        192,858       0.0%
    Centrais Eletricas Brasileiras SA Class B         43,438        282,709       0.0%
*   Centrais Eletricas Santa Catarina                  2,600         22,184       0.0%
    Cia Brasileira de Distribuicao                    36,529        820,943       0.0%
    Cia de Gas de Sao Paulo - COMGAS Class A           6,309        106,885       0.0%
    Cia de Saneamento do Parana                       81,900        249,450       0.0%
    Cia de Transmissao de Energia Eletrica Paulista   14,149        274,644       0.0%
    Cia Energetica de Minas Gerais                   172,337        416,183       0.0%
    Cia Energetica de Sao Paulo Class B               49,400        247,480       0.0%
    Cia Energetica do Ceara Class A                    3,232         50,936       0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                24,000        142,567       0.0%
    Cia Paranaense de Energia                         23,605        180,514       0.0%
    Eucatex SA Industria e Comercio                    4,600          6,158       0.0%
    Gerdau SA                                        179,249        851,934       0.0%
*   Gol Linhas Aereas Inteligentes SA                  4,592         25,456       0.0%
    Itau Unibanco Holding SA                         337,501      4,914,344       0.2%
    Itau Unibanco Holding SA ADR                      21,844        317,390       0.0%
    Lojas Americanas SA                               69,532        395,970       0.0%
    Marcopolo SA                                     200,500        233,512       0.0%
*   Petroleo Brasileiro SA                           335,363      2,198,929       0.1%
*   Petroleo Brasileiro SA Sponsored ADR              72,469        952,967       0.0%
    Randon SA Implementos e Participacoes            105,900        264,811       0.0%
    Telefonica Brasil SA                               7,400        103,801       0.0%
    Unipar Carbocloro SA                              30,158        244,659       0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A   182,086        566,550       0.0%
                                                             --------------      ----
TOTAL BRAZIL                                                     18,029,572       0.5%
                                                             --------------      ----
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                      10,803         30,517       0.0%
    Embotelladora Andina SA Class B                   17,884         88,935       0.0%
                                                             --------------      ----
TOTAL CHILE                                                         119,452       0.0%
                                                             --------------      ----
COLOMBIA -- (0.0%)
    Avianca Holdings SA                              154,857        160,979       0.0%
    Banco Davivienda SA                               23,860        286,766       0.0%
    Grupo Argos SA                                     4,347         25,689       0.0%
    Grupo Aval Acciones y Valores SA                  34,933         15,359       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                         ------- ----------- ---------------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA                  10,206 $   132,619       0.0%
                                                                 -----------       ---
TOTAL COLOMBIA                                                       621,412       0.0%
                                                                 -----------       ---
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                           10,529   1,016,558       0.0%
    Biotest AG                                             5,294     168,645       0.0%
    Draegerwerk AG & Co. KGaA                              3,002     220,859       0.0%
    Fuchs Petrolub SE                                     11,633     624,634       0.0%
    Henkel AG & Co. KGaA                                   3,488     443,272       0.0%
    Jungheinrich AG                                       28,352   1,195,661       0.1%
    Porsche Automobil Holding SE                          25,206   2,141,731       0.1%
    Sartorius AG                                           7,040   1,081,350       0.0%
    Schaeffler AG                                         35,528     549,853       0.0%
    Sixt SE                                                8,836     722,049       0.0%
    STO SE & Co. KGaA                                        791     105,437       0.0%
    Villeroy & Boch AG                                     6,080     135,781       0.0%
    Volkswagen AG                                         37,158   7,663,273       0.2%
                                                                 -----------       ---
TOTAL GERMANY                                                     16,069,103       0.4%
                                                                 -----------       ---
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                            35,030       7,790       0.0%
                                                                 -----------       ---
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd.                          10,699      46,230       0.0%
                                                                 -----------       ---
TOTAL PREFERRED STOCKS                                            34,893,559       0.9%
                                                                 -----------       ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                           4,255          --       0.0%
                                                                 -----------       ---
FRANCE -- (0.0%)
*   Archos Warrants 12/31/18                               2,165         114       0.0%
*   Maurel et prom Rights 12/31/00                        64,889          --       0.0%
                                                                 -----------       ---
TOTAL FRANCE                                                             114       0.0%
                                                                 -----------       ---
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20  916,167      35,560       0.0%
                                                                 -----------       ---
MALAYSIA -- (0.0%)
*   Protasco Bhd Rights 04/25/23                          30,000         268       0.0%
                                                                 -----------       ---
NETHERLANDS -- (0.0%)
*   Fletcher Building, Ltd. Rights 05/18/18                2,758          --       0.0%
                                                                 -----------       ---
NEW ZEALAND -- (0.0%)
*   Fletcher Building, Ltd. Rights 05/18/18               34,794          --       0.0%
                                                                 -----------       ---
NORWAY -- (0.0%)
*   Solon Eiendom ASA Rights 06/08/18                        110          51       0.0%
                                                                 -----------       ---
SINGAPORE -- (0.0%)
*   Ezion Holdings, Ltd. Warrants 04/16/23               427,112          --       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                     SHARES      VALUE++     OF NET ASSETS**
                                                    --------- -------------- ---------------
SINGAPORE -- (Continued)
*    Thomson Medical Group, Ltd. Warrants 04/24/19    761,800 $        3,447       0.0%
                                                              --------------      ----
TOTAL SINGAPORE                                                        3,447       0.0%
                                                              --------------      ----
SPAIN -- (0.0%)
*    Quabit Inmobiliaria SA Rights 05/11/18            32,213          1,789       0.0%
                                                              --------------      ----
TAIWAN -- (0.0%)
*    Wafer Works Corp. Rights 06/08/18                  3,593            947       0.0%
                                                              --------------      ----
THAILAND -- (0.0%)
*    Sri Ayudhya Capital PCL Warrants 05/20/20          3,400            593       0.0%
                                                              --------------      ----
TOTAL RIGHTS/WARRANTS                                                 42,769       0.0%
                                                              --------------      ----
TOTAL INVESTMENT SECURITIES                                    3,719,290,170
                                                              --------------

                                                                 VALUE+
                                                              --------------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@ DFA Short Term Investment Fund                 2,238,723     25,902,027       0.7%
                                                              --------------      ----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,841,224,954)           $3,745,192,197      99.9%
                                                              ==============      ====

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia                   $  2,846,169 $  156,480,570   --    $  159,326,739
   Austria                               --     19,277,291   --        19,277,291
   Belgium                          984,566     36,723,469   --        37,708,035
   Brazil                        52,648,779             --   --        52,648,779
   Canada                       226,419,127             --   --       226,419,127
   Chile                          3,498,443      8,949,545   --        12,447,988
   China                         32,644,544    254,008,133   --       286,652,677
   Colombia                       3,407,748             --   --         3,407,748
   Czech Republic                        --      1,036,155   --         1,036,155
   Denmark                          977,291     42,763,483   --        43,740,774
   Egypt                                 --        154,473   --           154,473
   Finland                           35,613     51,701,039   --        51,736,652
   France                         3,236,279    205,827,515   --       209,063,794
   Germany                        7,383,664    190,357,190   --       197,740,854
   Greece                                --      2,876,403   --         2,876,403
   Hong Kong                        389,271     75,935,391   --        76,324,662
   Hungary                               --      3,323,929   --         3,323,929
   India                          2,720,931    106,512,308   --       109,233,239
   Indonesia                        323,132     22,078,288   --        22,401,420
   Ireland                        2,435,491     13,900,294   --        16,335,785
   Israel                         2,640,729     15,316,525   --        17,957,254
   Italy                          2,755,191     82,546,582   --        85,301,773
   Japan                         15,529,317    655,088,538   --       670,617,855
   Malaysia                              --     25,843,299   --        25,843,299
   Mexico                        28,003,778            882   --        28,004,660
   Netherlands                   14,560,522     63,966,774   --        78,527,296
   New Zealand                       30,290     12,333,460   --        12,363,750
   Norway                         1,021,987     24,305,831   --        25,327,818
   Peru                             808,574            153   --           808,727
   Philippines                      129,808      9,240,404   --         9,370,212
   Poland                                --     12,164,623   --        12,164,623
   Portugal                              --      7,553,944   --         7,553,944
   Russia                         2,182,451      7,719,601   --         9,902,052
   Singapore                          8,492     32,349,738   --        32,358,230
   South Africa                   6,396,060     68,338,484   --        74,734,544
   South Korea                    6,533,894    152,520,298   --       159,054,192
   Spain                          3,979,857     62,533,317   --        66,513,174
   Sweden                           683,275     75,217,633   --        75,900,908
   Switzerland                   15,459,712    134,546,407   --       150,006,119
   Taiwan                         6,112,566    129,413,149   --       135,525,715
   Thailand                      27,047,302         12,645   --        27,059,947
   Turkey                            79,208     11,252,019   --        11,331,227
   United Kingdom                94,933,630    341,336,369   --       436,269,999
Preferred Stocks
   Brazil                        18,029,572             --   --        18,029,572
   Chile                                 --        119,452   --           119,452
   Colombia                         621,412             --   --           621,412
   Germany                               --     16,069,103   --        16,069,103
   Malaysia                           7,790             --   --             7,790
   South Korea                       46,230             --   --            46,230
Rights/Warrants
   France                                --            114   --               114
   Indonesia                             --         35,560   --            35,560
   Malaysia                              --            268   --               268
   Norway                                --             51   --                51
   Singapore                             --          3,447   --             3,447
   Spain                                 --          1,789   --             1,789
   Taiwan                                --            947   --               947
   Thailand                              --            593   --               593
Securities Lending Collateral            --     25,902,027   --        25,902,027
                               ------------ --------------   --    --------------
TOTAL                          $587,552,695 $3,157,639,502   --    $3,745,192,197
                               ============ ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (97.7%)
Consumer Discretionary -- (13.4%)
*   1-800-Flowers.com, Inc. Class A                                 44,330 $    562,991       0.0%
    Aaron's, Inc.                                                   59,930    2,503,276       0.1%
#   Adient P.L.C.                                                   22,979    1,408,383       0.0%
*   Adtalem Global Education, Inc.                                  35,557    1,692,513       0.0%
#*  American Axle & Manufacturing Holdings, Inc.                    59,171      907,683       0.0%
#*  Ascena Retail Group, Inc.                                        6,576       14,599       0.0%
#*  Ascent Capital Group, Inc. Class A                               8,450       29,237       0.0%
#   Autoliv, Inc.                                                    9,404    1,260,606       0.0%
#*  AV Homes, Inc.                                                   3,852       64,136       0.0%
*   Ballantyne Strong, Inc.                                          9,030       42,893       0.0%
*   Barnes & Noble Education, Inc.                                   7,710       55,435       0.0%
#   Barnes & Noble, Inc.                                            55,600      308,580       0.0%
    Bassett Furniture Industries, Inc.                               2,900       84,245       0.0%
    Beasley Broadcast Group, Inc. Class A                            9,471      107,496       0.0%
*   Beazer Homes USA, Inc.                                           4,326       63,506       0.0%
#*  Belmond, Ltd. Class A                                           78,498      839,929       0.0%
    Best Buy Co., Inc.                                             197,800   15,137,634       0.2%
#   Big 5 Sporting Goods Corp.                                      16,901      141,968       0.0%
*   Biglari Holdings, Inc.                                               8        2,738       0.0%
#   BJ's Restaurants, Inc.                                          16,658      930,349       0.0%
*   Bridgepoint Education, Inc.                                      1,999       11,674       0.0%
#*  Build-A-Bear Workshop, Inc.                                     25,874      235,453       0.0%
    Caleres, Inc.                                                   74,697    2,444,833       0.1%
    Callaway Golf Co.                                               67,043    1,157,162       0.0%
*   Cambium Learning Group, Inc.                                    37,733      382,613       0.0%
    Canterbury Park Holding Corp.                                    2,755       41,049       0.0%
    Carnival Corp.                                                 489,649   30,877,266       0.5%
#   Carriage Services, Inc.                                         20,916      544,443       0.0%
*   Cavco Industries, Inc.                                           7,600    1,294,660       0.0%
#   CBS Corp. Class A                                               14,832      734,036       0.0%
*   Century Communities, Inc.                                        1,809       55,627       0.0%
*   Charter Communications, Inc. Class A                           339,394   92,074,198       1.4%
    Churchill Downs, Inc.                                            7,682    2,109,477       0.1%
    Citi Trends, Inc.                                                3,415      104,601       0.0%
    Columbia Sportswear Co.                                          8,634      716,708       0.0%
    Comcast Corp. Class A                                        7,135,970  223,998,098       3.3%
#*  Conn's, Inc.                                                    25,450      648,975       0.0%
#   Cooper Tire & Rubber Co.                                        12,345      301,835       0.0%
*   Cooper-Standard Holdings, Inc.                                   5,802      718,288       0.0%
#   Core-Mark Holding Co., Inc.                                     96,236    1,983,424       0.1%
    CSS Industries, Inc.                                            10,465      178,533       0.0%
    Culp, Inc.                                                      10,036      296,564       0.0%
*   Deckers Outdoor Corp.                                           18,126    1,690,431       0.0%
#*  Delta Apparel, Inc.                                              7,532      136,254       0.0%
#   Dillard's, Inc. Class A                                        120,300    8,968,365       0.2%
#*  Discovery, Inc. Class B                                          3,762      132,799       0.0%
*   Discovery, Inc. Class C                                          3,762       83,592       0.0%
#*  Dixie Group, Inc. (The)                                         11,800       35,400       0.0%
#*  Dorman Products, Inc.                                            9,311      598,325       0.0%
    DR Horton, Inc.                                                208,125    9,186,637       0.2%
#*  Educational Development Corp.                                    1,679       40,800       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Eldorado Resorts, Inc.                                          18,512 $   749,736       0.0%
    Escalade, Inc.                                                     277       3,670       0.0%
#   EW Scripps Co. (The) Class A                                    81,265     904,479       0.0%
#   Finish Line, Inc. (The) Class A                                 38,600     523,802       0.0%
    Flanigan's Enterprises, Inc.                                       865      21,582       0.0%
    Flexsteel Industries, Inc.                                       2,068      75,813       0.0%
    Ford Motor Co.                                               2,868,969  32,247,212       0.5%
#   Fred's, Inc. Class A                                            32,745      78,424       0.0%
*   G-III Apparel Group, Ltd.                                       31,225   1,139,400       0.0%
#   GameStop Corp. Class A                                         104,752   1,429,865       0.0%
    Gaming Partners International Corp.                                500       4,450       0.0%
#   Gannett Co., Inc.                                               59,819     578,450       0.0%
#*  GCI Liberty, Inc. Class A                                      123,145   5,492,267       0.1%
    General Motors Co.                                           1,095,598  40,252,270       0.6%
#*  Genesco, Inc.                                                    6,456     275,994       0.0%
    Gentex Corp.                                                    35,743     812,796       0.0%
*   Gentherm, Inc.                                                   1,581      53,438       0.0%
    Goodyear Tire & Rubber Co. (The)                                21,510     540,116       0.0%
    Graham Holdings Co. Class B                                      5,780   3,485,629       0.1%
#*  Gray Television, Inc.                                           46,874     529,676       0.0%
#   Group 1 Automotive, Inc.                                        57,936   3,786,118       0.1%
#   Guess?, Inc.                                                    59,800   1,392,742       0.0%
#   Hamilton Beach Brands Holding Co. Class A                       11,699     260,303       0.0%
#   Haverty Furniture Cos., Inc.                                    33,479     607,644       0.0%
*   Helen of Troy, Ltd.                                             61,653   5,496,365       0.1%
    Hooker Furniture Corp.                                          14,814     559,228       0.0%
    Hyatt Hotels Corp. Class A                                      14,601   1,122,379       0.0%
    ILG, Inc.                                                          900      30,717       0.0%
    International Speedway Corp. Class A                            24,844   1,021,088       0.0%
*   J Alexander's Holdings, Inc.                                     2,666      31,859       0.0%
#*  JAKKS Pacific, Inc.                                              6,201      14,572       0.0%
#*  JC Penney Co., Inc.                                             85,215     247,976       0.0%
    John Wiley & Sons, Inc. Class A                                  1,300      85,735       0.0%
    Johnson Outdoors, Inc. Class A                                  15,588   1,009,479       0.0%
    KB Home                                                         30,800     817,740       0.0%
#   Kohl's Corp.                                                    14,353     891,608       0.0%
#   La-Z-Boy, Inc.                                                  56,332   1,622,362       0.0%
*   Lakeland Industries, Inc.                                        9,887     128,037       0.0%
#*  Lands' End, Inc.                                                16,864     326,318       0.0%
    Lennar Corp. Class A                                           224,100  11,852,649       0.2%
    Lennar Corp. Class B                                            12,506     533,881       0.0%
#*  Liberty Broadband Corp. Class A                                 24,095   1,698,216       0.0%
*   Liberty Broadband Corp. Class B                                  1,905     135,684       0.0%
#*  Liberty Broadband Corp. Class C                                 67,601   4,792,235       0.1%
*   Liberty Expedia Holdings, Inc. Class A                          80,904   3,300,883       0.1%
*   Liberty Expedia Holdings, Inc. Class B                           3,457     144,122       0.0%
#*  Liberty Media Corp.-Liberty Braves Class A                       7,613     167,258       0.0%
*   Liberty Media Corp.-Liberty Braves Class B                         762      17,945       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C                      16,901     372,498       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                 17,043     479,079       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C                 44,409   1,310,954       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    96,383   4,025,918       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*          Liberty Media Corp.-Liberty SiriusXM Class B                   7,622 $   329,385       0.0%
*          Liberty Media Corp.-Liberty SiriusXM Class C                 208,010   8,665,697       0.1%
*          Liberty TripAdvisor Holdings, Inc. Class A                    76,802     706,578       0.0%
*          Liberty TripAdvisor Holdings, Inc. Class B                     3,570      35,878       0.0%
(degrees)* Liberty Ventures Series B                                      5,186     282,430       0.0%
           Lifetime Brands, Inc.                                         16,431     195,529       0.0%
#          Lions Gate Entertainment Corp. Class A                         4,691     116,759       0.0%
           Lions Gate Entertainment Corp. Class B                             1          23       0.0%
#          Lithia Motors, Inc. Class A                                   34,933   3,348,677       0.1%
*          Luby's, Inc.                                                   1,284       3,313       0.0%
*          M/I Homes, Inc.                                               37,930   1,156,106       0.0%
*          Madison Square Garden Co. (The) Class A                       11,952   2,904,575       0.1%
           Marcus Corp. (The)                                            18,899     563,190       0.0%
#*         MarineMax, Inc.                                               29,164     629,942       0.0%
#          Marriott Vacations Worldwide Corp.                             2,531     310,326       0.0%
#          Meredith Corp.                                                32,676   1,692,617       0.0%
*          Meritage Homes Corp.                                          28,156   1,252,942       0.0%
           MGM Resorts International                                    227,871   7,159,707       0.1%
*          Modine Manufacturing Co.                                      14,650     251,980       0.0%
*          Mohawk Industries, Inc.                                       98,740  20,723,551       0.3%
*          Monarch Casino & Resort, Inc.                                  1,103      47,054       0.0%
#*         Motorcar Parts of America, Inc.                               14,638     278,707       0.0%
#          Movado Group, Inc.                                            21,998     867,821       0.0%
#*         MSG Networks, Inc. Class A                                    29,558     605,939       0.0%
#*         Murphy USA, Inc.                                              30,778   1,925,779       0.0%
#          Newell Brands, Inc.                                          209,562   5,790,198       0.1%
           News Corp. Class A                                           402,247   6,427,907       0.1%
           News Corp. Class B                                            99,903   1,623,424       0.0%
#          Nexstar Media Group, Inc. Class A                              5,246     326,563       0.0%
#          Office Depot, Inc.                                           181,609     415,885       0.0%
*          Overstock.com, Inc.                                           20,830     793,623       0.0%
#          Penske Automotive Group, Inc.                                 43,845   1,977,409       0.0%
*          Perry Ellis International, Inc.                               15,092     391,637       0.0%
           PulteGroup, Inc.                                             143,221   4,348,190       0.1%
           PVH Corp.                                                     31,964   5,103,692       0.1%
*          Qurate Retail Group, Inc. QVC Group Class A                  815,470  19,090,153       0.3%
#*         Qurate Retail Group, Inc. QVC Group Class B                   35,706     851,945       0.0%
           RCI Hospitality Holdings, Inc.                                12,026     326,987       0.0%
#*         Red Robin Gourmet Burgers, Inc.                               31,175   1,943,761       0.0%
#*         Regis Corp.                                                   44,912     701,525       0.0%
           Rocky Brands, Inc.                                             8,729     208,187       0.0%
           Royal Caribbean Cruises, Ltd.                                322,500  34,891,275       0.5%
           Saga Communications, Inc. Class A                              8,693     322,510       0.0%
           Salem Media Group, Inc.                                       10,922      34,404       0.0%
           Scholastic Corp.                                              31,200   1,291,680       0.0%
#*         Shiloh Industries, Inc.                                       15,461     128,481       0.0%
#          Shoe Carnival, Inc.                                           32,650     795,680       0.0%
#          Sinclair Broadcast Group, Inc. Class A                         3,500      99,225       0.0%
#          Sonic Automotive, Inc. Class A                                17,000     336,600       0.0%
           Speedway Motorsports, Inc.                                    14,935     263,603       0.0%
           Standard Motor Products, Inc.                                 37,342   1,693,460       0.0%
*          Stoneridge, Inc.                                              19,361     509,775       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Strattec Security Corp.                                          5,224 $    170,825       0.0%
#   Superior Industries International, Inc.                         23,275      306,066       0.0%
    Superior Uniform Group, Inc.                                    17,956      481,580       0.0%
*   Tandy Leather Factory, Inc.                                      9,974       73,808       0.0%
    Target Corp.                                                   277,933   20,177,936       0.3%
*   Taylor Morrison Home Corp. Class A                              24,886      591,291       0.0%
    TEGNA, Inc.                                                    155,539    1,644,047       0.0%
    Thor Industries, Inc.                                              961      102,001       0.0%
    Time Warner, Inc.                                            1,534,860  145,504,728       2.2%
    Toll Brothers, Inc.                                            179,799    7,580,326       0.1%
*   TopBuild Corp.                                                     300       23,910       0.0%
#*  Tuesday Morning Corp.                                           60,500      214,775       0.0%
    Twenty-First Century Fox, Inc. Class A                         987,646   36,108,338       0.6%
    Twenty-First Century Fox, Inc. Class B                         429,924   15,507,359       0.2%
#*  Unifi, Inc.                                                     41,401    1,225,884       0.0%
#*  Universal Electronics, Inc.                                      3,206      148,438       0.0%
#*  Urban Outfitters, Inc.                                          18,300      736,941       0.0%
#*  Vista Outdoor, Inc.                                             59,750    1,000,812       0.0%
    Walt Disney Co. (The)                                           26,220    2,630,653       0.1%
    Whirlpool Corp.                                                 30,049    4,656,093       0.1%
*   William Lyon Homes Class A                                      23,600      633,896       0.0%
                                                                           ------------      ----
Total Consumer Discretionary                                                929,684,969      13.7%
                                                                           ------------      ----
Consumer Staples -- (5.6%)
    Alico, Inc.                                                        960       31,008       0.0%
*   Alliance One International, Inc.                                 3,508       73,317       0.0%
    Andersons, Inc. (The)                                           23,660      772,499       0.0%
    Archer-Daniels-Midland Co.                                     813,476   36,915,541       0.6%
    Bunge, Ltd.                                                    118,184    8,536,430       0.1%
*   CCA Industries, Inc.                                             8,323       24,968       0.0%
#*  Central Garden & Pet Co.                                        25,184      944,148       0.0%
*   Central Garden & Pet Co. Class A                                48,121    1,708,295       0.0%
    Constellation Brands, Inc. Class B                              12,615    2,932,987       0.1%
*   Craft Brew Alliance, Inc.                                        9,754      188,252       0.0%
*   Darling Ingredients, Inc.                                       43,600      747,304       0.0%
    Fresh Del Monte Produce, Inc.                                   39,437    1,938,329       0.0%
#*  Hain Celestial Group, Inc. (The)                                87,292    2,542,816       0.0%
#   Ingles Markets, Inc. Class A                                    11,437      391,717       0.0%
    Ingredion, Inc.                                                 62,117    7,521,748       0.1%
#   JM Smucker Co. (The)                                           108,204   12,343,912       0.2%
    John B. Sanfilippo & Son, Inc.                                  10,428      593,249       0.0%
    Kraft Heinz Co. (The)                                          180,916   10,200,044       0.2%
*   Landec Corp.                                                    37,056      492,845       0.0%
#   Molson Coors Brewing Co. Class A                                 1,908      129,820       0.0%
    Molson Coors Brewing Co. Class B                               186,550   13,289,822       0.2%
    Mondelez International, Inc. Class A                         2,081,099   82,203,410       1.2%
    Nature's Sunshine Products, Inc.                                 1,029        9,518       0.0%
    Oil-Dri Corp. of America                                         5,047      195,622       0.0%
#*  Pilgrim's Pride Corp.                                            7,300      157,680       0.0%
#*  Post Holdings, Inc.                                             50,201    3,994,494       0.1%
#   Sanderson Farms, Inc.                                           17,700    1,967,532       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
    Seaboard Corp.                                                   1,812 $  7,260,775       0.1%
*   Seneca Foods Corp. Class A                                       6,301      173,593       0.0%
*   Seneca Foods Corp. Class B                                         300        8,880       0.0%
    SpartanNash Co.                                                 32,983      599,631       0.0%
    Tyson Foods, Inc. Class A                                      405,030   28,392,603       0.4%
    Universal Corp.                                                 22,290    1,048,745       0.0%
    Walgreens Boots Alliance, Inc.                                 702,679   46,693,020       0.7%
    Walmart, Inc.                                                1,266,497  112,034,325       1.7%
#   Weis Markets, Inc.                                              11,602      533,924       0.0%
                                                                           ------------       ---
Total Consumer Staples                                                      387,592,803       5.7%
                                                                           ------------       ---
Energy -- (13.4%)
    Adams Resources & Energy, Inc.                                   6,004      274,983       0.0%
    Anadarko Petroleum Corp.                                       258,932   17,431,302       0.3%
    Andeavor                                                       185,538   25,663,616       0.4%
#   Apache Corp.                                                    15,708      643,243       0.0%
    Arch Coal, Inc. Class A                                          3,347      270,538       0.0%
#   Archrock, Inc.                                                  69,200      747,360       0.0%
#   Baker Hughes a GE Co.                                            4,305      155,454       0.0%
#   Bristow Group, Inc.                                             32,315      518,656       0.0%
#*  Callon Petroleum Co.                                            87,316    1,214,566       0.0%
    Chevron Corp.                                                1,121,044  140,253,815       2.1%
*   Cloud Peak Energy, Inc.                                         33,115      105,637       0.0%
#*  Concho Resources, Inc.                                          40,987    6,443,566       0.1%
    ConocoPhillips                                               1,489,306   97,549,543       1.4%
*   Dawson Geophysical Co.                                              11           79       0.0%
    Delek US Holdings, Inc.                                         69,731    3,303,157       0.1%
    Devon Energy Corp.                                              60,406    2,194,550       0.0%
*   Dorian LPG, Ltd.                                                 3,567       25,647       0.0%
#   Ensco P.L.C. Class A                                           186,369    1,052,985       0.0%
    EOG Resources, Inc.                                              8,874    1,048,641       0.0%
*   Era Group, Inc.                                                 24,458      258,032       0.0%
*   Exterran Corp.                                                  34,600    1,013,434       0.0%
    Exxon Mobil Corp.                                            2,900,873  225,542,876       3.3%
#   Green Plains, Inc.                                              26,534      493,532       0.0%
#   Gulf Island Fabrication, Inc.                                   13,009      130,090       0.0%
#*  Gulfport Energy Corp.                                           17,252      160,444       0.0%
#*  Helix Energy Solutions Group, Inc.                             103,010      795,237       0.0%
#   Helmerich & Payne, Inc.                                         95,808    6,663,446       0.1%
#   Hess Corp.                                                     165,152    9,412,012       0.2%
    HollyFrontier Corp.                                             32,210    1,954,825       0.0%
#*  Hornbeck Offshore Services, Inc.                                 6,900       24,840       0.0%
#*  International Seaways, Inc.                                         12          242       0.0%
    Kinder Morgan, Inc.                                          1,124,143   17,783,942       0.3%
#*  Kosmos Energy, Ltd.                                             26,900      189,376       0.0%
    Marathon Oil Corp.                                             467,019    8,523,097       0.1%
    Marathon Petroleum Corp.                                       903,936   67,713,846       1.0%
*   Matrix Service Co.                                              15,423      237,514       0.0%
#   Murphy Oil Corp.                                               117,193    3,528,681       0.1%
#   Nabors Industries, Ltd.                                        344,211    2,619,446       0.0%
    NACCO Industries, Inc. Class A                                   6,832      251,759       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Energy -- (Continued)
#   National Oilwell Varco, Inc.                                 213,118 $  8,241,273       0.1%
*   Natural Gas Services Group, Inc.                              15,026      362,127       0.0%
#*  Newfield Exploration Co.                                       5,300      157,940       0.0%
#*  Newpark Resources, Inc.                                       85,815      901,057       0.0%
#   Noble Energy, Inc.                                           133,794    4,526,251       0.1%
*   Oasis Petroleum, Inc.                                        119,212    1,314,908       0.0%
    Occidental Petroleum Corp.                                   484,588   37,439,269       0.6%
#   Oceaneering International, Inc.                               16,983      360,719       0.0%
#*  Parker Drilling Co.                                           83,844       52,855       0.0%
    Patterson-UTI Energy, Inc.                                   155,425    3,329,203       0.1%
    PBF Energy, Inc. Class A                                      28,700    1,100,071       0.0%
*   PDC Energy, Inc.                                              26,003    1,392,201       0.0%
    Peabody Energy Corp.                                          41,000    1,510,850       0.0%
*   PHI, Inc. Non-Voting                                          13,870      173,791       0.0%
    Phillips 66                                                  775,455   86,315,896       1.3%
*   Pioneer Energy Services Corp.                                 74,262      256,204       0.0%
    Pioneer Natural Resources Co.                                 88,400   17,817,020       0.3%
*   QEP Resources, Inc.                                           71,156      866,680       0.0%
#*  REX American Resources Corp.                                   4,050      302,859       0.0%
#*  Rowan Cos. P.L.C. Class A                                    118,378    1,709,378       0.0%
    Schlumberger, Ltd.                                           577,687   39,606,221       0.6%
#*  SEACOR Holdings, Inc.                                         16,104      883,143       0.0%
#*  SEACOR Marine Holdings, Inc.                                  12,678      300,342       0.0%
#   SemGroup Corp. Class A                                        18,242      458,786       0.0%
#   Ship Finance International, Ltd.                              12,481      177,854       0.0%
#   SM Energy Co.                                                 17,976      430,525       0.0%
#*  SRC Energy, Inc.                                             108,967    1,202,996       0.0%
#*  Transocean, Ltd.                                               9,000      111,330       0.0%
#*  Unit Corp.                                                    52,140    1,182,535       0.0%
#   US Silica Holdings, Inc.                                      40,824    1,229,211       0.0%
    Valero Energy Corp.                                          605,899   67,212,376       1.0%
#*  Whiting Petroleum Corp.                                        4,001      163,321       0.0%
    Williams Cos., Inc. (The)                                    216,857    5,579,731       0.1%
    World Fuel Services Corp.                                      2,018       43,326       0.0%
                                                                         ------------      ----
Total Energy                                                              932,906,258      13.7%
                                                                         ------------      ----
Financials -- (23.4%)
    1st Constitution Bancorp                                         995       21,492       0.0%
#   1st Source Corp.                                              45,305    2,355,860       0.0%
    Aflac, Inc.                                                  428,750   19,538,137       0.3%
    Alleghany Corp.                                                3,115    1,790,097       0.0%
    Allstate Corp. (The)                                         169,260   16,557,013       0.3%
    American Equity Investment Life Holding Co.                   88,700    2,678,740       0.0%
    American Financial Group, Inc.                               168,865   19,118,895       0.3%
    American International Group, Inc.                           665,461   37,265,816       0.6%
    American National Insurance Co.                               23,302    2,811,852       0.1%
    AmeriServ Financial, Inc.                                     30,968      126,969       0.0%
*   Arch Capital Group, Ltd.                                       3,094      247,922       0.0%
    Argo Group International Holdings, Ltd.                       59,381    3,470,819       0.1%
    Aspen Insurance Holdings, Ltd.                               102,623    4,356,346       0.1%
    Associated Banc-Corp                                          74,242    1,963,701       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Assurant, Inc.                                                  65,820 $  6,109,412       0.1%
    Assured Guaranty, Ltd.                                         122,989    4,463,271       0.1%
    Asta Funding, Inc.                                                 885        3,098       0.0%
*   Atlanticus Holdings Corp.                                       12,567       27,522       0.0%
    Axis Capital Holdings, Ltd.                                     17,810    1,045,447       0.0%
    Baldwin & Lyons, Inc. Class A                                      300        7,170       0.0%
    Baldwin & Lyons, Inc. Class B                                    5,929      138,146       0.0%
*   Bancorp, Inc. (The)                                                459        4,751       0.0%
    Bank of America Corp.                                        5,929,137  177,399,779       2.6%
    Bank of New York Mellon Corp. (The)                            750,997   40,936,846       0.6%
    BankFinancial Corp.                                             18,849      319,114       0.0%
    Banner Corp.                                                     1,628       93,447       0.0%
#   Bar Harbor Bankshares                                            2,733       79,858       0.0%
    BB&T Corp.                                                     249,646   13,181,309       0.2%
    BCB Bancorp, Inc.                                                1,059       16,415       0.0%
    Berkshire Hills Bancorp, Inc.                                   30,747    1,166,849       0.0%
#*  Brighthouse Financial, Inc.                                     86,355    4,385,107       0.1%
#*  Cannae Holdings, Inc.                                           15,438      318,949       0.0%
    Capital City Bank Group, Inc.                                   14,283      319,654       0.0%
    Capital One Financial Corp.                                    372,872   33,789,661       0.5%
    Capitol Federal Financial, Inc.                                  9,250      115,348       0.0%
    Carolina Financial Corp.                                         1,153       45,209       0.0%
    Cathay General Bancorp                                          17,730      709,377       0.0%
    Century Bancorp, Inc. Class A                                      495       39,600       0.0%
    Chubb, Ltd.                                                    159,855   21,687,528       0.3%
    Cincinnati Financial Corp.                                      12,284      864,057       0.0%
    CIT Group, Inc.                                                 45,907    2,430,776       0.0%
    Citigroup, Inc.                                              1,870,326  127,687,156       1.9%
    Citizens Community Bancorp, Inc.                                10,355      144,659       0.0%
    CME Group, Inc.                                                 77,028   12,145,775       0.2%
    CNA Financial Corp.                                            199,398   10,061,623       0.2%
    CNO Financial Group, Inc.                                      301,264    6,459,100       0.1%
    Codorus Valley Bancorp, Inc.                                       151        4,411       0.0%
#   Community West Bancshares                                          400        4,580       0.0%
#*  Consumer Portfolio Services, Inc.                               26,500       90,630       0.0%
#*  Cowen, Inc.                                                      3,989       61,830       0.0%
#*  Customers Bancorp, Inc.                                          1,100       31,702       0.0%
    Donegal Group, Inc. Class A                                     12,386      172,413       0.0%
*   E*TRADE Financial Corp.                                         89,699    5,442,935       0.1%
    EMC Insurance Group, Inc.                                       23,450      609,231       0.0%
    Enterprise Financial Services Corp.                                436       22,171       0.0%
    ESSA Bancorp, Inc.                                               8,217      120,133       0.0%
    Evans Bancorp, Inc.                                              1,681       76,149       0.0%
    Everest Re Group, Ltd.                                          34,913    8,123,208       0.1%
    Farmers Capital Bank Corp.                                         302       15,145       0.0%
#   FBL Financial Group, Inc. Class A                               24,660    1,917,315       0.0%
    Federal Agricultural Mortgage Corp. Class A                        177       14,270       0.0%
#   Federal Agricultural Mortgage Corp. Class C                      9,200      786,692       0.0%
    Federated National Holding Co.                                  13,665      230,939       0.0%
    Fidelity Southern Corp.                                          7,213      163,951       0.0%
    Fifth Third Bancorp                                            173,516    5,755,526       0.1%
*   First Acceptance Corp.                                          27,347       22,971       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    First American Financial Corp.                                  61,982 $  3,167,900       0.1%
    First Bancorp                                                   16,138      615,665       0.0%
    First Business Financial Services, Inc.                            964       25,054       0.0%
    First Citizens BancShares, Inc. Class A                          8,627    3,729,366       0.1%
    First Commonwealth Financial Corp.                              30,547      462,482       0.0%
    First Community Bancshares, Inc.                                   183        5,678       0.0%
    First Defiance Financial Corp.                                  10,880      649,101       0.0%
#   First Financial Bancorp                                         62,437    1,932,425       0.0%
    First Financial Northwest, Inc.                                 25,371      428,770       0.0%
    First Interstate Bancsystem, Inc. Class A                        2,348       95,094       0.0%
    First Merchants Corp.                                           36,312    1,564,321       0.0%
#   First Midwest Bancorp, Inc.                                     57,537    1,398,724       0.0%
#   FNB Corp.                                                      103,317    1,343,121       0.0%
*   Genworth Financial, Inc. Class A                                34,964       96,501       0.0%
#   Global Indemnity, Ltd.                                           8,282      338,651       0.0%
    Goldman Sachs Group, Inc. (The)                                209,155   49,847,911       0.7%
    Great Southern Bancorp, Inc.                                     1,616       85,406       0.0%
    Great Western Bancorp, Inc.                                      8,161      335,744       0.0%
    Guaranty Federal Bancshares, Inc.                                1,684       39,557       0.0%
*   Hallmark Financial Services, Inc.                               16,734      171,858       0.0%
    Hancock Holding Co.                                             37,600    1,836,760       0.0%
    Hanover Insurance Group, Inc. (The)                             88,829   10,202,011       0.2%
    Hartford Financial Services Group, Inc. (The)                  245,844   13,236,241       0.2%
#   Heartland Financial USA, Inc.                                      465       24,947       0.0%
    Hilltop Holdings, Inc.                                          26,171      586,754       0.0%
*   HMN Financial, Inc.                                              3,456       66,355       0.0%
    Home Bancorp, Inc.                                                 719       31,169       0.0%
    Hope Bancorp, Inc.                                              16,628      287,498       0.0%
    HopFed Bancorp, Inc.                                             6,781      101,647       0.0%
    Horace Mann Educators Corp.                                     58,206    2,601,808       0.0%
    Huntington Bancshares, Inc.                                     70,847    1,056,329       0.0%
    Iberiabank Corp.                                                13,797    1,034,085       0.0%
    Infinity Property & Casualty Corp.                              15,800    2,085,600       0.0%
    International Bancshares Corp.                                   5,000      199,000       0.0%
#   Investment Technology Group, Inc.                               23,677      478,749       0.0%
    Investors Title Co.                                              1,069      208,134       0.0%
    Janus Henderson Group P.L.C.                                    62,621    1,978,197       0.0%
    JPMorgan Chase & Co.                                         2,748,095  298,937,774       4.4%
#   Kemper Corp.                                                    39,635    2,675,363       0.0%
    Kentucky First Federal Bancorp                                   2,300       20,240       0.0%
    KeyCorp                                                        526,210   10,482,103       0.2%
    Lakeland Bancorp, Inc.                                           8,740      170,430       0.0%
    Landmark Bancorp, Inc.                                           2,390       68,832       0.0%
#   Legg Mason, Inc.                                                43,400    1,722,980       0.0%
    Lincoln National Corp.                                         134,595    9,507,791       0.2%
    Loews Corp.                                                    243,798   12,789,643       0.2%
    M&T Bank Corp.                                                   4,341      791,234       0.0%
    Macatawa Bank Corp.                                                291        3,108       0.0%
#   Mackinac Financial Corp.                                         6,893      108,703       0.0%
*   Malvern Bancorp, Inc.                                              867       22,065       0.0%
    Marlin Business Services Corp.                                  14,241      390,203       0.0%
    MB Financial, Inc.                                              19,678      838,676       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE+    OF NET ASSETS**
                                                        --------- ----------- ---------------
Financials -- (Continued)
*          MBIA, Inc.                                      82,267 $   700,915       0.0%
           MBT Financial Corp.                              9,396      95,604       0.0%
           Mercantile Bank Corp.                            4,422     156,097       0.0%
           MetLife, Inc.                                  949,912  45,282,305       0.7%
*          MGIC Investment Corp.                           30,300     303,606       0.0%
           MidWestOne Financial Group, Inc.                   346      11,165       0.0%
           Morgan Stanley                               1,102,617  56,917,090       0.8%
#          MutualFirst Financial, Inc.                      2,300      84,525       0.0%
           National Western Life Group, Inc. Class A          900     285,669       0.0%
           Navigators Group, Inc. (The)                     7,370     416,405       0.0%
#          New York Community Bancorp, Inc.                52,185     619,958       0.0%
(degrees)  NewStar Financial, Inc.                         41,166      20,265       0.0%
           Northrim BanCorp, Inc.                           5,734     201,837       0.0%
           OFG Bancorp                                     30,191     407,579       0.0%
           Old National Bancorp                            46,415     798,338       0.0%
           Old Republic International Corp.               174,823   3,566,389       0.1%
           Oppenheimer Holdings, Inc. Class A               3,097      83,154       0.0%
           PacWest Bancorp                                  1,076      55,134       0.0%
#          People's United Financial, Inc.                 92,156   1,685,533       0.0%
#          Peoples Bancorp of North Carolina, Inc.            275       8,456       0.0%
           Peoples Bancorp, Inc.                           15,923     570,999       0.0%
#*         PHH Corp.                                       33,325     353,578       0.0%
#          Piper Jaffray Cos.                                 312      21,856       0.0%
           PNC Financial Services Group, Inc. (The)       217,040  31,603,194       0.5%
           Popular, Inc.                                   61,036   2,825,356       0.1%
           Premier Financial Bancorp, Inc.                  4,877      95,979       0.0%
           Principal Financial Group, Inc.                218,754  12,954,612       0.2%
           Provident Financial Holdings, Inc.                 544       9,982       0.0%
           Provident Financial Services, Inc.              23,359     610,137       0.0%
           Prudential Financial, Inc.                     497,625  52,907,490       0.8%
           Radian Group, Inc.                             161,945   2,315,814       0.0%
           Regions Financial Corp.                      1,302,555  24,357,778       0.4%
           Reinsurance Group of America, Inc.             153,566  22,942,760       0.3%
           RenaissanceRe Holdings, Ltd.                    20,967   2,852,351       0.1%
#          Renasant Corp.                                  42,102   1,904,273       0.0%
           Riverview Bancorp, Inc.                          1,682      15,794       0.0%
           Safety Insurance Group, Inc.                    26,197   2,095,760       0.0%
           Sandy Spring Bancorp, Inc.                       9,125     361,624       0.0%
*          Select Bancorp, Inc.                               600       7,824       0.0%
#          Selective Insurance Group, Inc.                 45,200   2,675,840       0.0%
           SI Financial Group, Inc.                         5,661      80,952       0.0%
#          Simmons First National Corp. Class A            22,648     683,970       0.0%
           South State Corp.                                  838      72,529       0.0%
           Southern National Bancorp of Virginia, Inc.        193       3,136       0.0%
#          State Auto Financial Corp.                      15,100     471,573       0.0%
#          Sterling Bancorp                               139,478   3,312,603       0.1%
           Stewart Information Services Corp.              12,271     511,823       0.0%
           Stifel Financial Corp.                          23,200   1,352,096       0.0%
#          SunTrust Banks, Inc.                           255,532  17,069,538       0.3%
           Synchrony Financial                            544,549  18,062,690       0.3%
           Synovus Financial Corp.                         13,996     731,571       0.0%
           Timberland Bancorp, Inc.                         2,500      81,625       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Financials -- (Continued)
    Tiptree, Inc.                                                   37,071 $      235,401       0.0%
    Travelers Cos., Inc. (The)                                     184,026     24,217,822       0.4%
    Trico Bancshares                                                   854         31,914       0.0%
#   Trustmark Corp.                                                 26,783        838,576       0.0%
    Umpqua Holdings Corp.                                           73,432      1,730,058       0.0%
*   Unico American Corp.                                             1,900         14,630       0.0%
#   Union Bankshares Corp.                                          37,042      1,400,558       0.0%
#   United Bankshares, Inc.                                         12,121        411,508       0.0%
    United Financial Bancorp, Inc.                                   9,193        151,960       0.0%
    United Fire Group, Inc.                                         24,429      1,228,534       0.0%
    United Security Bancshares                                         440          4,884       0.0%
#   Unity Bancorp, Inc.                                              3,999         87,978       0.0%
    Univest Corp. of Pennsylvania                                      156          4,485       0.0%
    Unum Group                                                     517,445     25,033,989       0.4%
    Validus Holdings, Ltd.                                           8,958        607,084       0.0%
#   Valley National Bancorp                                         13,468        169,023       0.0%
    Voya Financial, Inc.                                            14,373        752,427       0.0%
    Washington Federal, Inc.                                        97,887      3,107,912       0.1%
    Waterstone Financial, Inc.                                       1,426         24,456       0.0%
    Wells Fargo & Co.                                            3,633,493    188,796,296       2.8%
    WesBanco, Inc.                                                  31,678      1,387,496       0.0%
#   Western New England Bancorp, Inc.                               11,698        126,338       0.0%
    Wintrust Financial Corp.                                        24,224      2,166,837       0.0%
    WR Berkley Corp.                                                 5,305        395,541       0.0%
    XL Group, Ltd.                                                 240,766     13,384,182       0.2%
#   Zions Bancorporation                                            53,325      2,919,544       0.1%
                                                                           --------------      ----
Total Financials                                                            1,627,890,196      24.0%
                                                                           --------------      ----
Health Care -- (13.6%)
    Abbott Laboratories                                            915,297     53,206,215       0.8%
#   Aceto Corp.                                                     31,686         79,849       0.0%
*   Addus HomeCare Corp.                                             2,044        107,310       0.0%
    Aetna, Inc.                                                    558,462     99,992,621       1.5%
    Allergan P.L.C.                                                131,701     20,235,859       0.3%
*   Allscripts Healthcare Solutions, Inc.                           95,444      1,109,059       0.0%
    Analogic Corp.                                                   2,988        248,303       0.0%
*   AngioDynamics, Inc.                                             14,354        278,181       0.0%
#*  Anika Therapeutics, Inc.                                        14,671        645,671       0.0%
    Anthem, Inc.                                                   504,640    119,089,994       1.8%
*   Aptevo Therapeutics, Inc.                                        4,339         19,222       0.0%
    Baxter International, Inc.                                       6,557        455,711       0.0%
*   Centene Corp.                                                   20,136      2,186,367       0.0%
    Cigna Corp.                                                    136,754     23,497,072       0.3%
    CONMED Corp.                                                    43,239      2,811,832       0.0%
    Cooper Cos., Inc. (The)                                         13,956      3,191,877       0.1%
*   Cross Country Healthcare, Inc.                                   7,595         95,545       0.0%
#*  CryoLife, Inc.                                                  17,502        392,920       0.0%
#*  Cumberland Pharmaceuticals, Inc.                                23,319        151,340       0.0%
*   Cutera, Inc.                                                     1,289         64,643       0.0%
    CVS Health Corp.                                             1,510,745    105,495,323       1.6%
    Danaher Corp.                                                  405,225     40,652,172       0.6%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
    Digirad Corp.                                                   26,711 $     40,067       0.0%
*   Diplomat Pharmacy, Inc.                                          5,500      119,845       0.0%
*   Emergent BioSolutions, Inc.                                     18,678      968,641       0.0%
#*  Endo International P.L.C.                                       14,700       84,231       0.0%
#*  Envision Healthcare Corp.                                       50,543    1,878,683       0.0%
*   Enzo Biochem, Inc.                                               6,287       37,722       0.0%
*   Express Scripts Holding Co.                                    493,239   37,338,192       0.6%
#*  Halyard Health, Inc.                                            25,838    1,223,946       0.0%
*   HMS Holdings Corp.                                               6,400      115,264       0.0%
    Humana, Inc.                                                   198,071   58,268,527       0.9%
#*  Impax Laboratories, Inc.                                         4,700       88,360       0.0%
*   Integer Holdings Corp.                                          41,672    2,287,793       0.0%
#*  IntriCon Corp.                                                   2,835       66,056       0.0%
#   Invacare Corp.                                                   7,330      133,406       0.0%
    Kewaunee Scientific Corp.                                        1,631       56,351       0.0%
    Kindred Healthcare, Inc.                                        22,803      202,947       0.0%
*   Laboratory Corp. of America Holdings                             8,149    1,391,442       0.0%
*   LHC Group, Inc.                                                  1,418      105,528       0.0%
#*  LifePoint Health, Inc.                                          82,208    3,937,763       0.1%
*   LivaNova P.L.C.                                                 17,600    1,562,528       0.0%
    Luminex Corp.                                                    1,400       29,890       0.0%
*   Magellan Health, Inc.                                           17,899    1,500,831       0.0%
    McKesson Corp.                                                  70,069   10,945,478       0.2%
    Medtronic P.L.C.                                               814,175   65,239,843       1.0%
*   Merit Medical Systems, Inc.                                     13,395      649,657       0.0%
#*  Molina Healthcare, Inc.                                         25,541    2,126,288       0.0%
*   Mylan NV                                                        28,680    1,111,637       0.0%
*   Myriad Genetics, Inc.                                           75,816    2,144,835       0.0%
    National HealthCare Corp.                                        6,484      397,340       0.0%
#*  Natus Medical, Inc.                                             16,198      535,344       0.0%
*   Nuvectra Corp.                                                  13,890      178,903       0.0%
#*  Omnicell, Inc.                                                  35,405    1,525,955       0.0%
#   PerkinElmer, Inc.                                               76,500    5,612,040       0.1%
    Pfizer, Inc.                                                 3,696,959  135,345,669       2.0%
#*  Prestige Brands Holdings, Inc.                                 111,489    3,282,236       0.1%
    Quest Diagnostics, Inc.                                         10,366    1,049,039       0.0%
*   RTI Surgical, Inc.                                              73,086      321,578       0.0%
*   Select Medical Holdings Corp.                                   56,304    1,016,287       0.0%
*   Surmodics, Inc.                                                  5,593      208,899       0.0%
    Teleflex, Inc.                                                  37,223    9,971,297       0.1%
    Thermo Fisher Scientific, Inc.                                 435,609   91,630,353       1.4%
*   Triple-S Management Corp. Class B                               20,684      586,391       0.0%
*   United Therapeutics Corp.                                          400       44,044       0.0%
    UnitedHealth Group, Inc.                                        89,716   21,208,862       0.3%
*   WellCare Health Plans, Inc.                                     18,375    3,769,815       0.1%
    Zimmer Biomet Holdings, Inc.                                    10,322    1,188,785       0.0%
                                                                           ------------      ----
Total Health Care                                                           945,535,674      13.9%
                                                                           ------------      ----
Industrials -- (10.8%)
    AAR Corp.                                                       32,906    1,424,830       0.0%
#   ABM Industries, Inc.                                            64,500    2,007,885       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
#   Acme United Corp.                                                1,030 $    22,001       0.0%
#*  AECOM                                                           55,835   1,922,957       0.0%
*   Aegion Corp.                                                    42,549     965,437       0.0%
#*  Aerovironment, Inc.                                             35,065   1,911,042       0.0%
    AGCO Corp.                                                      58,973   3,696,428       0.1%
*   Air Transport Services Group, Inc.                               6,308     127,674       0.0%
    Alamo Group, Inc.                                               22,751   2,490,552       0.1%
#   Alaska Air Group, Inc.                                         105,252   6,834,012       0.1%
#   Albany International Corp. Class A                              20,551   1,215,592       0.0%
#   AMERCO                                                          29,431   9,933,551       0.2%
*   Ameresco, Inc. Class A                                             981      11,625       0.0%
#   American Railcar Industries, Inc.                               20,003     759,114       0.0%
#   Apogee Enterprises, Inc.                                        36,374   1,495,335       0.0%
    ArcBest Corp.                                                   12,135     389,533       0.0%
    Arconic, Inc.                                                  318,251   5,668,050       0.1%
    Argan, Inc.                                                         21         840       0.0%
*   Armstrong Flooring, Inc.                                         1,000      12,350       0.0%
*   ASGN, Inc.                                                      53,951   4,350,069       0.1%
#   Astec Industries, Inc.                                          22,925   1,273,713       0.0%
#*  Atlas Air Worldwide Holdings, Inc.                              31,815   2,017,071       0.0%
#   AZZ, Inc.                                                        3,500     155,925       0.0%
    Barnes Group, Inc.                                              45,700   2,537,721       0.1%
    Brady Corp. Class A                                             38,500   1,401,400       0.0%
    Briggs & Stratton Corp.                                         41,033     739,825       0.0%
*   CAI International, Inc.                                         17,082     384,003       0.0%
    Carlisle Cos., Inc.                                              4,854     522,921       0.0%
*   Casella Waste Systems, Inc. Class A                              5,201     127,477       0.0%
    Caterpillar, Inc.                                               84,002  12,126,529       0.2%
*   CBIZ, Inc.                                                      38,149     709,571       0.0%
    CECO Environmental Corp.                                         3,773      17,733       0.0%
#*  Chart Industries, Inc.                                           2,220     125,963       0.0%
    Chicago Rivet & Machine Co.                                        700      20,311       0.0%
#   CIRCOR International, Inc.                                       9,719     411,794       0.0%
#*  Colfax Corp.                                                     7,300     226,373       0.0%
    Columbus McKinnon Corp.                                         17,542     629,407       0.0%
    Comfort Systems USA, Inc.                                       44,560   1,880,432       0.0%
    CompX International, Inc.                                          500       6,875       0.0%
    Copa Holdings SA Class A                                         6,400     749,888       0.0%
*   Covenant Transportation Group, Inc. Class A                      7,080     196,470       0.0%
    CRA International, Inc.                                          7,613     429,906       0.0%
    CSX Corp.                                                    1,055,544  62,688,758       0.9%
#   Cubic Corp.                                                      3,576     220,818       0.0%
    Curtiss-Wright Corp.                                            46,353   5,935,038       0.1%
    Delta Air Lines, Inc.                                          433,135  22,618,310       0.4%
    DMC Global, Inc.                                                 1,436      55,573       0.0%
    Douglas Dynamics, Inc.                                          30,234   1,262,269       0.0%
*   Ducommun, Inc.                                                  12,645     367,843       0.0%
*   DXP Enterprises, Inc.                                              402      14,593       0.0%
    Eastern Co. (The)                                               10,193     289,481       0.0%
    Eaton Corp. P.L.C.                                             265,270  19,903,208       0.3%
*   Echo Global Logistics, Inc.                                      6,500     177,450       0.0%
    EMCOR Group, Inc.                                               55,640   4,094,548       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Encore Wire Corp.                                               19,966 $ 1,051,210       0.0%
    EnerSys                                                         43,639   2,991,890       0.1%
*   Engility Holdings, Inc.                                          7,988     203,055       0.0%
    Ennis, Inc.                                                     30,835     551,946       0.0%
    EnPro Industries, Inc.                                           8,338     626,601       0.0%
    ESCO Technologies, Inc.                                         17,601     983,016       0.0%
#   Espey Manufacturing & Electronics Corp.                          1,671      44,365       0.0%
    Essendant, Inc.                                                 14,123     105,075       0.0%
*   Esterline Technologies Corp.                                    44,968   3,230,951       0.1%
    Federal Signal Corp.                                            71,923   1,557,852       0.0%
    FedEx Corp.                                                    127,314  31,472,021       0.5%
    Fortune Brands Home & Security, Inc.                           123,726   6,766,575       0.1%
*   Franklin Covey Co.                                               3,046      74,322       0.0%
    Franklin Electric Co., Inc.                                      3,474     142,434       0.0%
    FreightCar America, Inc.                                         4,692      65,406       0.0%
*   FTI Consulting, Inc.                                            36,136   2,110,342       0.0%
#   GATX Corp.                                                      65,445   4,269,632       0.1%
*   Gencor Industries, Inc.                                         13,149     204,467       0.0%
    General Electric Co.                                         2,120,584  29,836,617       0.5%
#*  Genesee & Wyoming, Inc. Class A                                  4,800     341,760       0.0%
#*  Gibraltar Industries, Inc.                                      34,603   1,216,295       0.0%
#*  Goldfield Corp. (The)                                            4,304      18,077       0.0%
    Gorman-Rupp Co. (The)                                           22,062     694,512       0.0%
*   GP Strategies Corp.                                             18,583     387,456       0.0%
    Granite Construction, Inc.                                      27,179   1,423,636       0.0%
*   Great Lakes Dredge & Dock Corp.                                 69,820     321,172       0.0%
#   Greenbrier Cos., Inc. (The)                                     22,451     984,476       0.0%
#   Griffon Corp.                                                   67,323   1,339,728       0.0%
    Hawaiian Holdings, Inc.                                         21,035     866,642       0.0%
    Heidrick & Struggles International, Inc.                        18,234     686,510       0.0%
#*  Hertz Global Holdings, Inc.                                     55,682   1,219,436       0.0%
*   Hub Group, Inc. Class A                                          4,311     189,468       0.0%
    Hurco Cos., Inc.                                                 7,910     349,622       0.0%
*   Huron Consulting Group, Inc.                                     4,001     149,837       0.0%
    Hyster-Yale Materials Handling, Inc.                            12,246     871,915       0.0%
    ICF International, Inc.                                         31,660   2,124,386       0.0%
    Ingersoll-Rand P.L.C.                                          213,109  17,877,714       0.3%
*   InnerWorkings, Inc.                                             96,587     975,529       0.0%
#   Insteel Industries, Inc.                                        17,578     527,867       0.0%
    ITT, Inc.                                                       30,000   1,466,700       0.0%
*   JetBlue Airways Corp.                                          324,893   6,234,697       0.1%
    Johnson Controls International P.L.C.                          151,178   5,120,399       0.1%
    Kadant, Inc.                                                     8,486     782,833       0.0%
    Kaman Corp.                                                      1,988     120,552       0.0%
    KAR Auction Services, Inc.                                      18,100     941,019       0.0%
    KBR, Inc.                                                        3,600      60,084       0.0%
    Kimball International, Inc. Class B                             30,344     501,283       0.0%
*   Kirby Corp.                                                     18,700   1,595,110       0.0%
    Korn/Ferry International                                        60,004   3,207,814       0.1%
#*  Kratos Defense & Security Solutions, Inc.                        2,711      27,137       0.0%
    L3 Technologies, Inc.                                          100,470  19,680,064       0.3%
*   Lawson Products, Inc.                                            8,847     204,808       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   LB Foster Co. Class A                                          6,682 $   157,361       0.0%
    LSI Industries, Inc.                                          27,715     169,893       0.0%
*   Lydall, Inc.                                                  14,605     651,383       0.0%
    ManpowerGroup, Inc.                                           22,886   2,190,648       0.0%
    Marten Transport, Ltd.                                        79,636   1,552,902       0.0%
*   Masonite International Corp.                                   4,798     291,239       0.0%
#*  MasTec, Inc.                                                  12,600     554,400       0.0%
    Matson, Inc.                                                  62,316   1,821,497       0.0%
#   Matthews International Corp. Class A                          22,887   1,124,896       0.0%
    McGrath RentCorp                                              17,552   1,034,339       0.0%
#*  Mercury Systems, Inc.                                          2,055      65,924       0.0%
    Miller Industries, Inc.                                       20,099     497,450       0.0%
    Mobile Mini, Inc.                                             54,461   2,287,362       0.1%
*   Moog, Inc. Class A                                            35,339   2,896,738       0.1%
#*  MRC Global, Inc.                                             104,097   1,949,737       0.0%
#   Mueller Industries, Inc.                                      30,912     840,188       0.0%
    Mueller Water Products, Inc. Class A                          20,300     198,737       0.0%
#   Multi-Color Corp.                                              8,408     546,100       0.0%
*   MYR Group, Inc.                                               19,582     587,460       0.0%
#   National Presto Industries, Inc.                                 571      54,673       0.0%
*   Navigant Consulting, Inc.                                     12,297     263,033       0.0%
*   NL Industries, Inc.                                           38,770     296,590       0.0%
#   NN, Inc.                                                      18,396     373,439       0.0%
    Norfolk Southern Corp.                                       545,229  78,224,005       1.2%
#*  Northwest Pipe Co.                                             5,286     104,293       0.0%
    Orbital ATK, Inc.                                             56,610   7,494,032       0.1%
    Oshkosh Corp.                                                 40,566   2,927,243       0.1%
    Owens Corning                                                149,300   9,777,657       0.2%
    PACCAR, Inc.                                                  93,329   5,942,257       0.1%
*   PAM Transportation Services, Inc.                              6,449     232,099       0.0%
    Pentair P.L.C.                                               117,934   7,934,600       0.1%
*   Perma-Pipe International Holdings, Inc.                        8,900      80,545       0.0%
#   Powell Industries, Inc.                                        5,719     171,856       0.0%
    Quad/Graphics, Inc.                                            1,591      39,314       0.0%
    Quanex Building Products Corp.                                21,431     367,542       0.0%
*   Quanta Services, Inc.                                        168,307   5,469,977       0.1%
    Raytheon Co.                                                  44,355   9,090,114       0.2%
    RCM Technologies, Inc.                                        15,745      81,874       0.0%
    Regal Beloit Corp.                                            16,070   1,144,184       0.0%
    Republic Services, Inc.                                      429,755  27,796,553       0.4%
    Resources Connection, Inc.                                    25,955     406,196       0.0%
#*  Rexnord Corp.                                                 53,778   1,479,433       0.0%
#*  Roadrunner Transportation Systems, Inc.                          879       1,890       0.0%
    RPX Corp.                                                     33,100     358,473       0.0%
*   Rush Enterprises, Inc. Class A                                32,603   1,331,180       0.0%
*   Rush Enterprises, Inc. Class B                                18,522     720,691       0.0%
    Ryder System, Inc.                                            89,844   6,058,181       0.1%
*   Saia, Inc.                                                     9,125     602,706       0.0%
*   SIFCO Industries, Inc.                                         6,623      36,095       0.0%
    SkyWest, Inc.                                                 40,306   2,293,411       0.1%
    Southwest Airlines Co.                                       531,263  28,066,624       0.4%
    Spartan Motors, Inc.                                          16,820     300,237       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
*   Sparton Corp.                                                  8,563 $    158,159       0.0%
#*  Spirit Airlines, Inc.                                         33,593    1,199,942       0.0%
*   SPX FLOW, Inc.                                                20,167      907,515       0.0%
    Standex International Corp.                                   22,341    2,165,960       0.0%
    Stanley Black & Decker, Inc.                                 129,900   18,392,541       0.3%
    Steelcase, Inc. Class A                                       55,469      734,964       0.0%
#*  Team, Inc.                                                     6,674      113,124       0.0%
#   Terex Corp.                                                   51,978    1,898,237       0.0%
    Tetra Tech, Inc.                                              53,222    2,575,945       0.1%
    Textron, Inc.                                                  1,844      114,586       0.0%
*   Thermon Group Holdings, Inc.                                   4,300       97,997       0.0%
    Titan International, Inc.                                      8,000       82,400       0.0%
#*  Titan Machinery, Inc.                                          2,883       55,700       0.0%
    Trinity Industries, Inc.                                     183,814    5,858,152       0.1%
#   Triton International, Ltd.                                    24,053      745,884       0.0%
#   Triumph Group, Inc.                                           54,800    1,296,020       0.0%
#*  Tutor Perini Corp.                                            33,844      698,879       0.0%
*   Twin Disc, Inc.                                                  900       19,872       0.0%
*   Ultralife Corp.                                                3,309       27,961       0.0%
    UniFirst Corp.                                                18,705    3,004,023       0.1%
    Union Pacific Corp.                                          563,195   75,259,748       1.1%
*   United Continental Holdings, Inc.                            114,796    7,753,322       0.1%
    United Technologies Corp.                                    384,209   46,162,711       0.7%
    Universal Forest Products, Inc.                               95,400    3,041,352       0.1%
#*  USA Truck, Inc.                                                7,482      179,792       0.0%
#*  USG Corp.                                                     52,100    2,095,983       0.0%
*   Vectrus, Inc.                                                  6,869      247,284       0.0%
#*  Veritiv Corp.                                                  9,437      359,078       0.0%
    Viad Corp.                                                    23,193    1,177,045       0.0%
    Virco Manufacturing Corp.                                     12,601       52,924       0.0%
#   VSE Corp.                                                        610       31,287       0.0%
    Watts Water Technologies, Inc. Class A                         4,634      345,233       0.0%
#   Werner Enterprises, Inc.                                      34,105    1,169,801       0.0%
#*  Wesco Aircraft Holdings, Inc.                                  6,228       62,903       0.0%
*   WESCO International, Inc.                                     11,687      695,961       0.0%
#*  Willis Lease Finance Corp.                                     6,713      219,381       0.0%
#*  XPO Logistics, Inc.                                           12,216    1,186,907       0.0%
                                                                         ------------      ----
Total Industrials                                                         747,482,213      11.0%
                                                                         ------------      ----
Information Technology -- (12.5%)
    Activision Blizzard, Inc.                                    849,537   56,366,780       0.8%
#*  Acxiom Corp.                                                   7,769      201,839       0.0%
*   Agilysys, Inc.                                                14,791      174,238       0.0%
*   Alpha & Omega Semiconductor, Ltd.                             20,661      313,221       0.0%
    Analog Devices, Inc.                                          33,465    2,923,168       0.1%
*   Anixter International, Inc.                                    8,801      518,379       0.0%
*   ARRIS International P.L.C.                                    70,523    1,904,121       0.0%
*   Arrow Electronics, Inc.                                      175,521   13,118,440       0.2%
    AstroNova, Inc.                                                6,285      112,187       0.0%
    Avnet, Inc.                                                  139,400    5,468,662       0.1%
    AVX Corp.                                                     72,760    1,073,938       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   Aware, Inc.                                                     14,326 $     55,871       0.0%
*   Axcelis Technologies, Inc.                                         175        3,850       0.0%
#*  AXT, Inc.                                                       22,521      131,748       0.0%
    Bel Fuse, Inc. Class A                                           3,574       63,939       0.0%
    Bel Fuse, Inc. Class B                                          11,381      220,222       0.0%
#   Belden, Inc.                                                     9,300      572,880       0.0%
    Benchmark Electronics, Inc.                                     62,063    1,632,257       0.0%
#   Black Box Corp.                                                 11,305       22,045       0.0%
*   Blackhawk Network Holdings, Inc.                                25,926    1,164,077       0.0%
#*  Blucora, Inc.                                                   57,127    1,485,302       0.0%
#   Brooks Automation, Inc.                                         50,847    1,265,073       0.0%
*   BSQUARE Corp.                                                    4,065       18,293       0.0%
*   CACI International, Inc. Class A                                24,830    3,750,571       0.1%
#*  Calix, Inc.                                                     10,904       72,512       0.0%
*   Cardtronics P.L.C. Class A                                       9,100      238,875       0.0%
#*  Cars.com, Inc.                                                  39,879    1,135,754       0.0%
#   CCUR Holdings, Inc.                                             11,740       61,048       0.0%
*   Cirrus Logic, Inc.                                              19,500      711,165       0.0%
    Cisco Systems, Inc.                                          4,715,767  208,861,320       3.1%
    Cohu, Inc.                                                      28,915      618,781       0.0%
*   CommerceHub, Inc. Series A                                       5,992      135,839       0.0%
*   CommerceHub, Inc. Series C                                       9,435      213,891       0.0%
    Comtech Telecommunications Corp.                                15,569      476,256       0.0%
#*  Conduent, Inc.                                                 177,926    3,462,440       0.1%
#   Convergys Corp.                                                197,364    4,610,423       0.1%
*   CoreLogic, Inc.                                                 96,545    4,778,977       0.1%
    Corning, Inc.                                                  785,955   21,236,504       0.3%
#*  Cray, Inc.                                                      12,866      306,854       0.0%
#*  Cree, Inc.                                                      29,400    1,097,208       0.0%
    CSP, Inc.                                                        2,414       26,288       0.0%
    CTS Corp.                                                       66,936    2,004,733       0.0%
#*  CyberOptics Corp.                                                3,281       50,035       0.0%
#   Cypress Semiconductor Corp.                                     78,922    1,150,683       0.0%
*   Dell Technologies, Inc. Class V                                 38,133    2,736,805       0.1%
*   Digi International, Inc.                                        25,438      292,537       0.0%
*   Diodes, Inc.                                                     4,709      134,442       0.0%
*   DSP Group, Inc.                                                 46,713      558,220       0.0%
    DXC Technology Co.                                             228,936   23,594,144       0.4%
*   EchoStar Corp. Class A                                          25,651    1,347,704       0.0%
*   Edgewater Technology, Inc.                                       9,510       54,683       0.0%
#*  Electro Scientific Industries, Inc.                              6,085      109,530       0.0%
#*  Electronics for Imaging, Inc.                                   58,110    1,609,647       0.0%
*   Emcore Corp.                                                       744        3,348       0.0%
    Entegris, Inc.                                                     300        9,660       0.0%
*   ePlus, Inc.                                                     17,490    1,396,576       0.0%
*   Fabrinet                                                         4,055      114,392       0.0%
    Fidelity National Information Services, Inc.                   198,899   18,889,438       0.3%
#*  Finisar Corp.                                                   61,526      958,575       0.0%
*   First Solar, Inc.                                               28,266    2,004,342       0.0%
*   FormFactor, Inc.                                                46,295      531,235       0.0%
*   Frequency Electronics, Inc.                                      7,390       65,106       0.0%
#*  GSI Technology, Inc.                                             3,363       24,651       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
#*  Harmonic, Inc.                                                  13,666 $     49,881       0.0%
    Hewlett Packard Enterprise Co.                                 894,616   15,253,203       0.2%
*   IAC/InterActiveCorp                                             99,525   16,136,983       0.3%
#*  II-VI, Inc.                                                     27,179    1,035,520       0.0%
#*  Inseego Corp.                                                    2,423        5,185       0.0%
*   Insight Enterprises, Inc.                                       42,100    1,492,445       0.0%
    Intel Corp.                                                  4,978,195  256,974,426       3.8%
#*  Itron, Inc.                                                     31,001    2,027,465       0.0%
    Juniper Networks, Inc.                                         212,100    5,215,539       0.1%
*   Key Tronic Corp.                                                17,623      123,890       0.0%
*   Kimball Electronics, Inc.                                       23,443      371,572       0.0%
*   Kulicke & Soffa Industries, Inc.                                71,688    1,640,938       0.0%
*   KVH Industries, Inc.                                            17,840      189,104       0.0%
    Lam Research Corp.                                              11,111    2,056,202       0.1%
*   Lattice Semiconductor Corp.                                     35,397      191,852       0.0%
*   Limelight Networks, Inc.                                        10,944       56,471       0.0%
#   Littelfuse, Inc.                                                   205       38,319       0.0%
    ManTech International Corp. Class A                              2,048      121,016       0.0%
#   Marvell Technology Group, Ltd.                                 166,418    3,338,345       0.1%
#   Methode Electronics, Inc.                                       79,272    3,162,953       0.1%
*   Micron Technology, Inc.                                        842,584   38,742,012       0.6%
*   Microsemi Corp.                                                  7,940      513,639       0.0%
    MKS Instruments, Inc.                                           61,200    6,266,880       0.1%
*   NETGEAR, Inc.                                                   31,028    1,715,848       0.0%
#*  Netscout Systems, Inc.                                          21,784      591,436       0.0%
#*  Optical Cable Corp.                                             10,793       30,220       0.0%
#*  PAR Technology Corp.                                            12,896      184,284       0.0%
    Park Electrochemical Corp.                                       2,472       42,098       0.0%
    PC Connection, Inc.                                             35,467      946,614       0.0%
    PC-Tel, Inc.                                                    22,216      158,844       0.0%
#*  PCM, Inc.                                                       10,471      135,599       0.0%
*   Perficient, Inc.                                                 6,900      170,637       0.0%
*   Photronics, Inc.                                                79,712      609,797       0.0%
*   Plexus Corp.                                                    14,452      792,548       0.0%
#*  Qorvo, Inc.                                                     24,909    1,678,867       0.0%
    QUALCOMM, Inc.                                                 688,597   35,125,333       0.5%
#*  Rambus, Inc.                                                     9,315      125,753       0.0%
    Reis, Inc.                                                      13,511      283,731       0.0%
*   Ribbon Communications, Inc.                                      6,622       38,540       0.0%
    Richardson Electronics, Ltd.                                    15,464      143,351       0.0%
*   Rogers Corp.                                                     9,843    1,050,248       0.0%
*   Rudolph Technologies, Inc.                                      16,097      408,059       0.0%
*   Sanmina Corp.                                                   39,846    1,175,457       0.0%
*   ScanSource, Inc.                                                15,841      543,346       0.0%
    SS&C Technologies Holdings, Inc.                                51,586    2,561,245       0.1%
#*  StarTek, Inc.                                                   20,310      179,540       0.0%
#*  Super Micro Computer, Inc.                                       5,886      104,182       0.0%
*   Sykes Enterprises, Inc.                                         20,292      583,598       0.0%
#*  Synaptics, Inc.                                                 12,463      542,390       0.0%
    SYNNEX Corp.                                                    55,900    5,599,503       0.1%
    TE Connectivity, Ltd.                                          197,255   18,098,146       0.3%
*   Tech Data Corp.                                                 81,325    6,201,031       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
*   Telenav, Inc.                                                  6,765 $     34,840       0.0%
    Teradyne, Inc.                                                26,789      871,982       0.0%
    Tessco Technologies, Inc.                                      8,689      153,361       0.0%
#   TiVo Corp.                                                    19,000      268,850       0.0%
#*  TTM Technologies, Inc.                                        55,241      770,060       0.0%
#*  Veeco Instruments, Inc.                                       15,978      246,860       0.0%
*   VeriFone Systems, Inc.                                        43,089      991,478       0.0%
*   Verint Systems, Inc.                                          29,658    1,248,602       0.0%
#*  ViaSat, Inc.                                                     200       12,796       0.0%
*   Viavi Solutions, Inc.                                         16,203      153,118       0.0%
*   Virtusa Corp.                                                 30,064    1,447,281       0.0%
#   Vishay Intertechnology, Inc.                                 151,731    2,678,052       0.1%
*   Vishay Precision Group, Inc.                                  16,480      466,384       0.0%
    Western Digital Corp.                                        215,907   17,011,313       0.3%
*   Xcerra Corp.                                                  20,165      243,593       0.0%
    Xerox Corp.                                                  222,408    6,994,732       0.1%
*   XO Group, Inc.                                                 6,284      136,237       0.0%
    Xperi Corp.                                                   54,435    1,197,570       0.0%
*   Zynga, Inc. Class A                                          311,000    1,072,950       0.0%
                                                                         ------------      ----
Total Information Technology                                              869,069,866      12.8%
                                                                         ------------      ----
Materials -- (1.8%)
*   Alcoa Corp.                                                  110,583    5,661,850       0.1%
#*  Allegheny Technologies, Inc.                                  22,777      605,185       0.0%
#   Ampco-Pittsburgh Corp.                                         4,007       39,469       0.0%
    Ashland Global Holdings, Inc.                                112,560    7,449,221       0.1%
#   Bemis Co., Inc.                                               24,092    1,042,461       0.0%
    Boise Cascade Co.                                             41,564    1,729,062       0.0%
    Cabot Corp.                                                   46,280    2,585,201       0.1%
#*  Century Aluminum Co.                                          15,822      276,410       0.0%
#*  Clearwater Paper Corp.                                        16,822      397,840       0.0%
*   Coeur Mining, Inc.                                            13,910      105,299       0.0%
    Commercial Metals Co.                                         85,208    1,790,220       0.0%
    Core Molding Technologies, Inc.                               11,847      183,628       0.0%
    Domtar Corp.                                                  12,207      535,887       0.0%
    DowDuPont, Inc.                                               31,359    1,983,143       0.0%
    Freeport-McMoRan, Inc.                                        24,064      366,013       0.0%
    Friedman Industries, Inc.                                      3,048       18,745       0.0%
    FutureFuel Corp.                                               6,104       71,417       0.0%
    Graphic Packaging Holding Co.                                154,000    2,202,200       0.0%
    Greif, Inc. Class A                                            8,453      494,670       0.0%
    Hawkins, Inc.                                                    409       13,293       0.0%
#   HB Fuller Co.                                                 22,808    1,128,312       0.0%
    Huntsman Corp.                                                50,242    1,495,704       0.0%
    Innospec, Inc.                                                 2,233      162,339       0.0%
    Kaiser Aluminum Corp.                                         27,181    2,678,416       0.1%
    KapStone Paper and Packaging Corp.                            93,014    3,201,542       0.1%
*   Kraton Corp.                                                   5,435      248,216       0.0%
    Louisiana-Pacific Corp.                                      173,457    4,914,037       0.1%
#   Martin Marietta Materials, Inc.                               23,633    4,602,999       0.1%
    Materion Corp.                                                18,497      938,723       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
    Mercer International, Inc.                                      21,725 $    291,115       0.0%
    Minerals Technologies, Inc.                                     34,280    2,367,034       0.0%
    Mosaic Co. (The)                                                17,274      465,534       0.0%
    Neenah, Inc.                                                     7,684      599,352       0.0%
    Newmont Mining Corp.                                           141,468    5,558,278       0.1%
    Northern Technologies International Corp.                        3,035       90,595       0.0%
#   Nucor Corp.                                                    103,401    6,371,570       0.1%
    Olin Corp.                                                      91,401    2,759,396       0.1%
#   Olympic Steel, Inc.                                              9,986      234,172       0.0%
    PH Glatfelter Co.                                               50,600    1,057,034       0.0%
    Reliance Steel & Aluminum Co.                                   93,801    8,246,984       0.1%
#   Schnitzer Steel Industries, Inc. Class A                           400       11,780       0.0%
    Sensient Technologies Corp.                                     38,101    2,539,432       0.0%
    Steel Dynamics, Inc.                                            94,919    4,253,320       0.1%
    Stepan Co.                                                         900       63,288       0.0%
*   SunCoke Energy, Inc.                                            62,210      714,793       0.0%
#   Synalloy Corp.                                                     949       16,370       0.0%
    Tredegar Corp.                                                  26,545      467,192       0.0%
    Tronox, Ltd. Class A                                            42,013      721,783       0.0%
    United States Steel Corp.                                        2,730       92,356       0.0%
*   Universal Stainless & Alloy Products, Inc.                       6,269      183,932       0.0%
#   Valvoline, Inc.                                                253,649    5,144,002       0.1%
#   Vulcan Materials Co.                                            58,246    6,505,496       0.1%
#   Westlake Chemical Corp.                                        158,152   16,917,519       0.3%
    WestRock Co.                                                   200,591   11,866,964       0.2%
    Worthington Industries, Inc.                                    47,320    2,107,160       0.0%
                                                                           ------------       ---
Total Materials                                                             126,567,953       1.9%
                                                                           ------------       ---
Real Estate -- (0.0%)
    Alexander & Baldwin, Inc.                                       81,208    1,859,663       0.0%
    Griffin Industrial Realty, Inc.                                  1,500       55,650       0.0%
#*  Howard Hughes Corp. (The)                                        1,500      202,950       0.0%
#   Kennedy-Wilson Holdings, Inc.                                   33,927      642,917       0.0%
#*  Rafael Holdings, Inc. Class B                                      550        4,510       0.0%
*   Stratus Properties, Inc.                                         3,069       95,906       0.0%
                                                                           ------------       ---
Total Real Estate                                                             2,861,596       0.0%
                                                                           ------------       ---
Telecommunication Services -- (3.2%)
    AT&T, Inc.                                                   6,281,506  205,405,246       3.0%
    ATN International, Inc.                                             84        4,452       0.0%
#   CenturyLink, Inc.                                               70,603    1,311,803       0.0%
#   Frontier Communications Corp.                                   46,463      385,643       0.0%
#*  Iridium Communications, Inc.                                    14,800      176,120       0.0%
#*  ORBCOMM, Inc.                                                   44,499      401,381       0.0%
    Spok Holdings, Inc.                                             12,522      186,578       0.0%
#*  Sprint Corp.                                                   422,600    2,370,786       0.0%
*   T-Mobile US, Inc.                                              113,786    6,885,191       0.1%
    Telephone & Data Systems, Inc.                                  92,433    2,526,194       0.1%
#*  United States Cellular Corp.                                     7,591      300,376       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
Telecommunication Services -- (Continued)
*          Vonage Holdings Corp.                                            85,934 $      960,742        0.0%
                                                                                   --------------      -----
Total Telecommunication Services                                                      220,914,512        3.2%
                                                                                   --------------      -----
Utilities -- (0.0%)
           Consolidated Water Co., Ltd.                                      6,656         94,182        0.0%
           NRG Energy, Inc.                                                 55,469      1,719,539        0.0%
#          Ormat Technologies, Inc.                                         20,134      1,165,759        0.0%
                                                                                   --------------      -----
Total Utilities                                                                         2,979,480        0.0%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 6,793,485,520       99.9%
                                                                                   --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Media General, Inc. Contingent Value Rights                      25,196          2,519        0.0%
                                                                                   --------------      -----
TOTAL INVESTMENT SECURITIES                                                         6,793,488,039
                                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
           State Street Institutional U.S. Government Money Market
             Fund, 1.630%                                                1,407,061      1,407,061        0.0%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@       DFA Short Term Investment Fund                               13,800,329    159,669,803        2.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,823,041,241)                                $6,954,564,903      102.3%
                                                                                   ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  929,402,539 $    282,430   --    $  929,684,969
   Consumer Staples                387,592,803           --   --       387,592,803
   Energy                          932,906,258           --   --       932,906,258
   Financials                    1,627,869,931       20,265   --     1,627,890,196
   Health Care                     945,535,674           --   --       945,535,674
   Industrials                     747,482,213           --   --       747,482,213
   Information Technology          869,069,866           --   --       869,069,866
   Materials                       126,567,953           --   --       126,567,953
   Real Estate                       2,861,596           --   --         2,861,596
   Telecommunication Services      220,914,512           --   --       220,914,512
   Utilities                         2,979,480           --   --         2,979,480
Rights/Warrants                             --        2,519   --             2,519
Temporary Cash Investments           1,407,061           --   --         1,407,061
Securities Lending Collateral               --  159,669,803   --       159,669,803
                                -------------- ------------   --    --------------
TOTAL                           $6,794,589,886 $159,975,017   --    $6,954,564,903
                                ============== ============   ==    ==============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
COMMON STOCKS -- (95.9%)
Consumer Discretionary -- (16.9%)
*   1-800-Flowers.com, Inc. Class A                                600  $    7,620       0.0%
    Aaron's, Inc.                                                  786      32,831       0.0%
    Abercrombie & Fitch Co. Class A                              1,182      30,283       0.0%
    Acushnet Holdings Corp.                                        447      10,800       0.0%
#   Adient P.L.C.                                                  403      24,700       0.0%
*   Adtalem Global Education, Inc.                               1,197      56,977       0.1%
    Advance Auto Parts, Inc.                                       495      56,653       0.1%
*   Amazon.com, Inc.                                               961   1,505,051       1.5%
    AMC Entertainment Holdings, Inc. Class A                     1,323      23,086       0.0%
#*  AMC Networks, Inc. Class A                                     412      21,424       0.0%
*   America's Car-Mart, Inc.                                       140       7,462       0.0%
*   American Axle & Manufacturing Holdings, Inc.                 1,414      21,691       0.0%
    American Eagle Outfitters, Inc.                              3,500      72,380       0.1%
*   American Outdoor Brands Corp.                                1,129      12,419       0.0%
    Aptiv P.L.C.                                                   655      55,400       0.1%
    Aramark                                                      2,812     105,141       0.1%
*   Asbury Automotive Group, Inc.                                  394      26,418       0.0%
*   Ascent Capital Group, Inc. Class A                             200         692       0.0%
#   Autoliv, Inc.                                                  600      80,430       0.1%
#*  AutoNation, Inc.                                             1,520      70,209       0.1%
*   AutoZone, Inc.                                                  25      15,613       0.0%
*   AV Homes, Inc.                                                 469       7,809       0.0%
*   Barnes & Noble Education, Inc.                                 929       6,680       0.0%
#   Bed Bath & Beyond, Inc.                                      1,500      26,190       0.0%
*   Belmond, Ltd. Class A                                        2,013      21,539       0.0%
    Best Buy Co., Inc.                                           3,240     247,957       0.3%
#   Big 5 Sporting Goods Corp.                                     600       5,040       0.0%
#   Big Lots, Inc.                                               1,158      49,157       0.1%
*   Biglari Holdings, Inc.                                          28       9,583       0.0%
    BJ's Restaurants, Inc.                                         536      29,936       0.0%
    Bloomin' Brands, Inc.                                        1,659      39,252       0.0%
*   Booking Holdings, Inc.                                         111     241,758       0.3%
    BorgWarner, Inc.                                             1,629      79,723       0.1%
*   Bright Horizons Family Solutions, Inc.                         712      67,555       0.1%
#   Brinker International, Inc.                                    525      22,885       0.0%
    Brunswick Corp.                                              1,491      89,281       0.1%
    Buckle, Inc. (The)                                             400       9,220       0.0%
*   Build-A-Bear Workshop, Inc.                                    500       4,550       0.0%
*   Burlington Stores, Inc.                                        364      49,449       0.1%
    Cable One, Inc.                                                 82      52,080       0.1%
    Caleres, Inc.                                                  960      31,421       0.0%
    Callaway Golf Co.                                              980      16,915       0.0%
*   Cambium Learning Group, Inc.                                 1,078      10,931       0.0%
    Capella Education Co.                                          231      21,194       0.0%
*   Career Education Corp.                                       2,500      32,425       0.0%
#*  CarMax, Inc.                                                 2,088     130,500       0.1%
    Carnival Corp.                                               1,361      85,825       0.1%
#   Carriage Services, Inc.                                        300       7,809       0.0%
*   Carrols Restaurant Group, Inc.                                 883       9,095       0.0%
    Carter's, Inc.                                                 474      47,552       0.1%
    Cato Corp. (The) Class A                                       700      11,347       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Consumer Discretionary -- (Continued)
*   Cavco Industries, Inc.                                          200 $ 34,070       0.0%
    CBS Corp. Class B                                             1,475   72,570       0.1%
*   Century Communities, Inc.                                       400   12,300       0.0%
*   Charter Communications, Inc. Class A                          1,147  311,170       0.3%
#   Cheesecake Factory, Inc. (The)                                  800   41,560       0.1%
    Chico's FAS, Inc.                                             2,100   20,853       0.0%
#   Children's Place, Inc. (The)                                    500   63,775       0.1%
#*  Chipotle Mexican Grill, Inc.                                    121   51,223       0.1%
    Choice Hotels International, Inc.                               490   39,224       0.0%
*   Chuy's Holdings, Inc.                                           602   17,217       0.0%
    Cinemark Holdings, Inc.                                       2,138   83,745       0.1%
    Columbia Sportswear Co.                                         800   66,408       0.1%
    Comcast Corp. Class A                                        29,173  915,740       0.9%
#   Cooper Tire & Rubber Co.                                        744   18,191       0.0%
*   Cooper-Standard Holdings, Inc.                                  348   43,082       0.1%
    Core-Mark Holding Co., Inc.                                     800   16,488       0.0%
#   Cracker Barrel Old Country Store, Inc.                          400   65,836       0.1%
*   Crocs, Inc.                                                     602    9,512       0.0%
    Culp, Inc.                                                      300    8,865       0.0%
    Dana, Inc.                                                    3,197   75,865       0.1%
    Darden Restaurants, Inc.                                      1,035   96,110       0.1%
#*  Dave & Buster's Entertainment, Inc.                             961   40,833       0.1%
*   Deckers Outdoor Corp.                                           746   69,572       0.1%
*   Del Frisco's Restaurant Group, Inc.                             200    3,180       0.0%
*   Del Taco Restaurants, Inc.                                      885    9,877       0.0%
    Delphi Technologies P.L.C.                                      376   18,202       0.0%
*   Denny's Corp.                                                   998   17,475       0.0%
#*  Destination XL Group, Inc.                                      609    1,035       0.0%
    Dick's Sporting Goods, Inc.                                   1,296   42,885       0.1%
#   Dillard's, Inc. Class A                                         821   61,206       0.1%
#   Dine Brands Global, Inc.                                        566   44,906       0.1%
#*  Discovery, Inc. Class A                                         688   16,271       0.0%
*   Discovery, Inc. Class C                                       1,037   23,042       0.0%
*   DISH Network Corp. Class A                                      572   19,191       0.0%
    Dollar General Corp.                                          1,515  146,243       0.2%
*   Dollar Tree, Inc.                                             1,979  189,766       0.2%
    Domino's Pizza, Inc.                                            111   26,832       0.0%
*   Dorman Products, Inc.                                           400   25,704       0.0%
    DR Horton, Inc.                                               2,100   92,694       0.1%
    DSW, Inc. Class A                                               966   21,542       0.0%
#   Dunkin' Brands Group, Inc.                                      995   60,655       0.1%
#   Entercom Communications Corp. Class A                         1,755   17,813       0.0%
    Entravision Communications Corp. Class A                      1,558    7,245       0.0%
    Ethan Allen Interiors, Inc.                                     800   17,640       0.0%
    EW Scripps Co. (The) Class A                                    879    9,783       0.0%
    Expedia Group, Inc.                                             761   87,622       0.1%
*   Express, Inc.                                                 1,624   12,732       0.0%
#*  Fiesta Restaurant Group, Inc.                                   433    9,093       0.0%
    Finish Line, Inc. (The) Class A                                 700    9,499       0.0%
*   Five Below, Inc.                                                467   32,975       0.0%
    Flexsteel Industries, Inc.                                      282   10,338       0.0%
    Foot Locker, Inc.                                             1,678   72,288       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Consumer Discretionary -- (Continued)
    Ford Motor Co.                                               19,491 $219,079       0.2%
*   Fox Factory Holding Corp.                                       581   19,318       0.0%
#*  Francesca's Holdings Corp.                                    1,448    7,168       0.0%
*   FTD Cos., Inc.                                                  492    3,168       0.0%
*   G-III Apparel Group, Ltd.                                     1,200   43,788       0.1%
#   GameStop Corp. Class A                                        1,534   20,939       0.0%
    Gannett Co., Inc.                                             1,889   18,267       0.0%
    Gap, Inc. (The)                                               3,489  102,018       0.1%
    Garmin, Ltd.                                                  1,300   76,271       0.1%
*   GCI Liberty, Inc. Class A                                     1,673   74,616       0.1%
    General Motors Co.                                            9,839  361,485       0.4%
*   Genesco, Inc.                                                   400   17,100       0.0%
    Gentex Corp.                                                  4,126   93,825       0.1%
*   Gentherm, Inc.                                                  750   25,350       0.0%
    Genuine Parts Co.                                             1,282  113,226       0.1%
#*  Global Eagle Entertainment, Inc.                              1,749    2,046       0.0%
    Goodyear Tire & Rubber Co. (The)                              3,008   75,531       0.1%
    Graham Holdings Co. Class B                                      45   27,137       0.0%
*   Grand Canyon Education, Inc.                                    866   90,055       0.1%
*   Gray Television, Inc.                                         1,180   13,334       0.0%
*   Green Brick Partners, Inc.                                       52      525       0.0%
    Group 1 Automotive, Inc.                                        500   32,675       0.0%
#*  Groupon, Inc.                                                 2,278   10,570       0.0%
    Guess?, Inc.                                                  1,384   32,233       0.0%
    H&R Block, Inc.                                               1,384   38,268       0.0%
#   Hanesbrands, Inc.                                             1,700   31,399       0.0%
#   Harley-Davidson, Inc.                                           848   34,878       0.0%
    Hasbro, Inc.                                                    400   35,236       0.0%
    Haverty Furniture Cos., Inc.                                    600   10,890       0.0%
*   Helen of Troy, Ltd.                                             402   35,838       0.0%
*   Hibbett Sports, Inc.                                            267    7,262       0.0%
*   Hilton Grand Vacations, Inc.                                    744   31,992       0.0%
    Hilton Worldwide Holdings, Inc.                                 673   53,059       0.1%
    Home Depot, Inc. (The)                                        2,551  471,425       0.5%
    Hooker Furniture Corp.                                          200    7,550       0.0%
#*  Horizon Global Corp.                                            182    1,360       0.0%
*   Houghton Mifflin Harcourt Co.                                 1,937   13,172       0.0%
    Hyatt Hotels Corp. Class A                                      300   23,061       0.0%
    ILG, Inc.                                                     1,948   66,485       0.1%
*   IMAX Corp.                                                      634   14,709       0.0%
*   Installed Building Products, Inc.                               475   27,408       0.0%
    Interpublic Group of Cos., Inc. (The)                         3,652   86,151       0.1%
#*  iRobot Corp.                                                    344   20,076       0.0%
*   J Alexander's Holdings, Inc.                                    279    3,334       0.0%
    Jack in the Box, Inc.                                           400   35,880       0.0%
#*  JC Penney Co., Inc.                                           3,485   10,141       0.0%
    John Wiley & Sons, Inc. Class A                                 940   61,993       0.1%
    John Wiley & Sons, Inc. Class B                                  70    4,725       0.0%
*   K12, Inc.                                                       700   10,710       0.0%
    KB Home                                                       1,375   36,506       0.0%
*   Kirkland's, Inc.                                                474    5,020       0.0%
    Kohl's Corp.                                                  2,523  156,729       0.2%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Consumer Discretionary -- (Continued)
    L Brands, Inc.                                                 400  $ 13,964       0.0%
*   La Quinta Holdings, Inc.                                     1,510    29,505       0.0%
    La-Z-Boy, Inc.                                                 800    23,040       0.0%
*   Lakeland Industries, Inc.                                      200     2,590       0.0%
    LCI Industries                                                 527    50,223       0.1%
    Lear Corp.                                                     825   154,250       0.2%
    Leggett & Platt, Inc.                                          460    18,653       0.0%
    Lennar Corp. Class A                                         1,077    56,963       0.1%
    Lennar Corp. Class B                                            62     2,647       0.0%
*   Liberty Broadband Corp. Class A                                185    13,039       0.0%
*   Liberty Broadband Corp. Class C                              1,008    71,457       0.1%
*   Liberty Expedia Holdings, Inc. Class A                         478    19,502       0.0%
*   Liberty Media Corp.-Liberty Braves Class A                      74     1,626       0.0%
*   Liberty Media Corp.-Liberty Braves Class C                     148     3,262       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                185     5,200       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C                370    10,922       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                   740    30,910       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                 1,480    61,657       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                   1,193    10,976       0.0%
    Lifetime Brands, Inc.                                          500     5,950       0.0%
#   Lions Gate Entertainment Corp. Class A                         969    24,118       0.0%
    Lions Gate Entertainment Corp. Class B                         561    12,914       0.0%
    Lithia Motors, Inc. Class A                                    400    38,344       0.0%
*   Live Nation Entertainment, Inc.                              1,494    58,968       0.1%
*   LKQ Corp.                                                    2,048    63,529       0.1%
    Lowe's Cos., Inc.                                            1,781   146,808       0.2%
*   Lululemon Athletica, Inc.                                      404    40,319       0.1%
#*  Lumber Liquidators Holdings, Inc.                              171     4,116       0.0%
*   M/I Homes, Inc.                                                500    15,240       0.0%
#   Macy's, Inc.                                                 1,800    55,926       0.1%
*   Madison Square Garden Co. (The) Class A                        217    52,735       0.1%
    Marcus Corp. (The)                                             500    14,900       0.0%
*   MarineMax, Inc.                                                380     8,208       0.0%
    Marriott International, Inc. Class A                           760   103,877       0.1%
    Marriott Vacations Worldwide Corp.                             290    35,557       0.0%
#   Mattel, Inc.                                                 1,400    20,720       0.0%
#*  McClatchy Co. (The) Class A                                     12       113       0.0%
    McDonald's Corp.                                             1,225   205,114       0.2%
    MDC Holdings, Inc.                                           1,040    30,170       0.0%
#   Meredith Corp.                                                 800    41,440       0.1%
*   Meritage Homes Corp.                                         1,000    44,500       0.1%
*   Michael Kors Holdings, Ltd.                                  1,487   101,741       0.1%
*   Michaels Cos., Inc. (The)                                      965    17,968       0.0%
*   Modine Manufacturing Co.                                     1,100    18,920       0.0%
*   Mohawk Industries, Inc.                                        352    73,878       0.1%
#   Monro, Inc.                                                    420    23,499       0.0%
*   Motorcar Parts of America, Inc.                                400     7,616       0.0%
    Movado Group, Inc.                                             300    11,835       0.0%
*   MSG Networks, Inc. Class A                                     656    13,448       0.0%
#*  Murphy USA, Inc.                                               584    36,541       0.0%
    National CineMedia, Inc.                                       723     4,136       0.0%
*   Nautilus, Inc.                                                 477     6,940       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Consumer Discretionary -- (Continued)
*   Netflix, Inc.                                                   196 $ 61,242       0.1%
    New Media Investment Group, Inc.                              1,096   18,172       0.0%
    New York Times Co. (The) Class A                              1,579   37,028       0.0%
    Newell Brands, Inc.                                           1,357   37,494       0.0%
    News Corp. Class A                                            2,450   39,151       0.0%
    News Corp. Class B                                            1,868   30,355       0.0%
#   Nexstar Media Group, Inc. Class A                               851   52,975       0.1%
    NIKE, Inc. Class B                                            3,068  209,821       0.2%
    Nordstrom, Inc.                                               1,000   50,560       0.1%
*   Norwegian Cruise Line Holdings, Ltd.                          1,620   86,621       0.1%
#   Nutrisystem, Inc.                                               600   17,400       0.0%
*   NVR, Inc.                                                        20   62,000       0.1%
*   O'Reilly Automotive, Inc.                                       379   97,051       0.1%
    Office Depot, Inc.                                           10,039   22,989       0.0%
*   Ollie's Bargain Outlet Holdings, Inc.                           720   44,784       0.1%
#   Omnicom Group, Inc.                                             892   65,705       0.1%
*   Overstock.com, Inc.                                             300   11,430       0.0%
    Oxford Industries, Inc.                                         400   30,816       0.0%
#   Papa John's International, Inc.                                 500   31,000       0.0%
#*  Party City Holdco, Inc.                                       1,375   21,656       0.0%
    Penske Automotive Group, Inc.                                 1,400   63,140       0.1%
*   Planet Fitness, Inc. Class A                                  1,146   46,172       0.1%
*   Playa Hotels & Resorts NV                                     1,581   16,284       0.0%
#   Polaris Industries, Inc.                                        402   42,138       0.1%
    Pool Corp.                                                      353   49,000       0.1%
    PulteGroup, Inc.                                              2,032   61,692       0.1%
    PVH Corp.                                                       632  100,911       0.1%
*   Qurate Retail Group, Inc. QVC Group Class A                   1,093   25,587       0.0%
    Ralph Lauren Corp.                                              227   24,936       0.0%
*   Reading International, Inc. Class A                              20      307       0.0%
*   Red Lion Hotels Corp.                                           600    5,910       0.0%
*   Red Robin Gourmet Burgers, Inc.                                 400   24,940       0.0%
*   Regis Corp.                                                   1,386   21,649       0.0%
    Rocky Brands, Inc.                                              200    4,770       0.0%
    Ross Stores, Inc.                                             1,000   80,850       0.1%
    Royal Caribbean Cruises, Ltd.                                   618   66,861       0.1%
    Ruth's Hospitality Group, Inc.                                  695   18,661       0.0%
    Saga Communications, Inc. Class A                               133    4,934       0.0%
    Salem Media Group, Inc.                                         400    1,260       0.0%
#*  Sally Beauty Holdings, Inc.                                     900   15,561       0.0%
    Scholastic Corp.                                                779   32,251       0.0%
    Service Corp. International                                     922   33,662       0.0%
*   ServiceMaster Global Holdings, Inc.                             795   40,227       0.0%
#   Shoe Carnival, Inc.                                             500   12,185       0.0%
*   Shutterfly, Inc.                                                573   46,367       0.1%
    Signet Jewelers, Ltd.                                           862   33,515       0.0%
    Sinclair Broadcast Group, Inc. Class A                        1,300   36,855       0.0%
#   Sirius XM Holdings, Inc.                                      3,200   20,256       0.0%
#   Six Flags Entertainment Corp.                                   767   48,505       0.1%
*   Skechers U.S.A., Inc. Class A                                 1,797   51,214       0.1%
#*  Sleep Number Corp.                                              580   16,437       0.0%
    Sonic Automotive, Inc. Class A                                  900   17,820       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Consumer Discretionary -- (Continued)
#   Sonic Corp.                                                    400  $ 10,364       0.0%
*   Sotheby's                                                      932    49,210       0.1%
    Speedway Motorsports, Inc.                                   1,146    20,227       0.0%
    Standard Motor Products, Inc.                                  448    20,317       0.0%
    Starbucks Corp.                                              2,964   170,637       0.2%
    Steven Madden, Ltd.                                          1,023    49,360       0.1%
*   Stoneridge, Inc.                                               482    12,691       0.0%
    Strattec Security Corp.                                         40     1,308       0.0%
#   Strayer Education, Inc.                                        248    26,057       0.0%
#   Sturm Ruger & Co., Inc.                                        300    16,575       0.0%
    Superior Industries International, Inc.                        800    10,520       0.0%
    Superior Uniform Group, Inc.                                   400    10,728       0.0%
*   Tandy Leather Factory, Inc.                                    300     2,220       0.0%
    Tapestry, Inc.                                               2,804   150,771       0.2%
    Target Corp.                                                 2,400   174,240       0.2%
*   Taylor Morrison Home Corp. Class A                           1,437    34,143       0.0%
    TEGNA, Inc.                                                  3,339    35,293       0.0%
#*  Tempur Sealy International, Inc.                               600    26,850       0.0%
    Tenneco, Inc.                                                  980    43,796       0.1%
*   Tesla, Inc.                                                     22     6,466       0.0%
    Texas Roadhouse, Inc.                                          916    58,697       0.1%
    Thor Industries, Inc.                                          840    89,158       0.1%
    Tiffany & Co.                                                1,200   123,396       0.1%
    Tile Shop Holdings, Inc.                                       800     5,480       0.0%
    Time Warner, Inc.                                            4,154   393,799       0.4%
    TJX Cos., Inc. (The)                                         1,141    96,814       0.1%
    Toll Brothers, Inc.                                            864    36,426       0.0%
*   TopBuild Corp.                                                 517    41,205       0.1%
    Tower International, Inc.                                      500    14,750       0.0%
    Tractor Supply Co.                                             600    40,800       0.1%
*   TRI Pointe Group, Inc.                                       1,600    27,376       0.0%
#*  TripAdvisor, Inc.                                              300    11,226       0.0%
*   tronc, Inc.                                                  1,027    18,856       0.0%
#*  Tuesday Morning Corp.                                          600     2,130       0.0%
    Tupperware Brands Corp.                                        400    17,824       0.0%
    Twenty-First Century Fox, Inc. Class A                       6,450   235,812       0.2%
    Twenty-First Century Fox, Inc. Class B                       2,646    95,441       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.                         200    50,182       0.1%
#*  Under Armour, Inc. Class A                                   1,495    26,551       0.0%
#*  Under Armour, Inc. Class C                                   1,707    26,202       0.0%
*   Universal Electronics, Inc.                                    300    13,890       0.0%
*   Urban Outfitters, Inc.                                       1,900    76,513       0.1%
    Vail Resorts, Inc.                                             140    32,103       0.0%
*   Vera Bradley, Inc.                                              70       797       0.0%
    VF Corp.                                                       600    48,522       0.1%
    Viacom, Inc. Class A                                           120     4,266       0.0%
    Viacom, Inc. Class B                                         3,691   111,321       0.1%
*   Vista Outdoor, Inc.                                            896    15,008       0.0%
*   Visteon Corp.                                                  356    44,301       0.1%
    Walt Disney Co. (The)                                        5,800   581,914       0.6%
    Wendy's Co. (The)                                            3,424    57,318       0.1%
    Whirlpool Corp.                                                900   139,455       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Consumer Discretionary -- (Continued)
*   William Lyon Homes Class A                                     674  $    18,104       0.0%
#   Williams-Sonoma, Inc.                                        1,335       63,813       0.1%
    Winmark Corp.                                                   30        3,909       0.0%
    Winnebago Industries, Inc.                                     478       18,116       0.0%
    Wolverine World Wide, Inc.                                   1,128       33,795       0.0%
    Wyndham Worldwide Corp.                                        568       64,871       0.1%
    Yum! Brands, Inc.                                              344       29,962       0.0%
*   Zumiez, Inc.                                                   696       16,286       0.0%
                                                                        -----------      ----
Total Consumer Discretionary                                             17,470,605      17.5%
                                                                        -----------      ----
Consumer Staples -- (4.9%)
    Andersons, Inc. (The)                                          550       17,957       0.0%
    Archer-Daniels-Midland Co.                                   1,723       78,190       0.1%
*   Avon Products, Inc.                                          4,556       11,527       0.0%
#   B&G Foods, Inc.                                              1,133       25,776       0.0%
    Bunge, Ltd.                                                    846       61,107       0.1%
*   Cal-Maine Foods, Inc.                                          606       29,512       0.0%
#   Calavo Growers, Inc.                                           300       28,110       0.0%
#   Campbell Soup Co.                                            1,225       49,955       0.1%
#   Casey's General Stores, Inc.                                   731       70,615       0.1%
*   Central Garden & Pet Co.                                       330       12,372       0.0%
*   Central Garden & Pet Co. Class A                               599       21,264       0.0%
#*  Chefs' Warehouse, Inc. (The)                                   700       16,975       0.0%
    Church & Dwight Co., Inc.                                      800       36,960       0.0%
    Clorox Co. (The)                                               500       58,600       0.1%
    Coca-Cola Bottling Co. Consolidated                             84       14,145       0.0%
    Coca-Cola Co. (The)                                          7,922      342,310       0.4%
    Colgate-Palmolive Co.                                        1,200       78,276       0.1%
    Conagra Brands, Inc.                                         2,832      104,982       0.1%
    Costco Wholesale Corp.                                       1,074      211,750       0.2%
    Coty, Inc. Class A                                           3,613       62,685       0.1%
*   Darling Ingredients, Inc.                                    2,100       35,994       0.0%
    Dean Foods Co.                                               1,700       14,637       0.0%
    Dr Pepper Snapple Group, Inc.                                1,101      132,076       0.1%
#*  Edgewell Personal Care Co.                                     872       38,412       0.0%
#   Energizer Holdings, Inc.                                       533       30,573       0.0%
    Estee Lauder Cos., Inc. (The) Class A                          400       59,236       0.1%
    Flowers Foods, Inc.                                          2,290       51,777       0.1%
    Fresh Del Monte Produce, Inc.                                  837       41,138       0.1%
    General Mills, Inc.                                          1,144       50,039       0.1%
*   Hain Celestial Group, Inc. (The)                             1,356       39,500       0.0%
    Hershey Co. (The)                                              383       35,213       0.0%
#   Hormel Foods Corp.                                           2,405       87,181       0.1%
#*  Hostess Brands, Inc.                                         1,280       17,984       0.0%
*   HRG Group, Inc.                                              2,893       32,517       0.0%
    Ingles Markets, Inc. Class A                                   300       10,275       0.0%
    Ingredion, Inc.                                                660       79,919       0.1%
    Inter Parfums, Inc.                                            750       38,400       0.0%
    J&J Snack Foods Corp.                                          236       32,429       0.0%
    JM Smucker Co. (The)                                           754       86,016       0.1%
    John B. Sanfilippo & Son, Inc.                                 200       11,378       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Staples -- (Continued)
    Kellogg Co.                                                    544  $   32,042       0.0%
    Kimberly-Clark Corp.                                           535      55,394       0.1%
    Kraft Heinz Co. (The)                                        1,729      97,481       0.1%
    Kroger Co. (The)                                             3,322      83,681       0.1%
    Lamb Weston Holdings, Inc.                                     380      24,822       0.0%
    Lancaster Colony Corp.                                         328      41,193       0.1%
*   Landec Corp.                                                   800      10,640       0.0%
#   McCormick & Co., Inc. Non-Voting                               773      81,482       0.1%
    Medifast, Inc.                                                 300      30,114       0.0%
    Mondelez International, Inc. Class A                         2,811     111,034       0.1%
*   Monster Beverage Corp.                                         799      43,945       0.1%
#   National Beverage Corp.                                        400      35,344       0.0%
*   Orchids Paper Products Co.                                      98         599       0.0%
    PepsiCo, Inc.                                                2,982     301,003       0.3%
*   Performance Food Group Co.                                   1,346      43,678       0.1%
#*  Pilgrim's Pride Corp.                                        1,221      26,374       0.0%
    Pinnacle Foods, Inc.                                         1,074      64,870       0.1%
#*  Post Holdings, Inc.                                            584      46,469       0.1%
    PriceSmart, Inc.                                               426      37,318       0.0%
    Procter & Gamble Co. (The)                                   7,543     545,661       0.6%
*   Revlon, Inc. Class A                                           505      11,514       0.0%
#   Sanderson Farms, Inc.                                          432      48,021       0.1%
    Seaboard Corp.                                                   5      20,035       0.0%
    SpartanNash Co.                                                700      12,726       0.0%
#   Spectrum Brands Holdings, Inc.                                 286      20,621       0.0%
*   Sprouts Farmers Market, Inc.                                 2,195      54,941       0.1%
#*  SUPERVALU, Inc.                                                293       5,130       0.0%
    Sysco Corp.                                                  1,100      68,794       0.1%
#   Tootsie Roll Industries, Inc.                                  708      20,213       0.0%
*   TreeHouse Foods, Inc.                                          742      28,567       0.0%
    Tyson Foods, Inc. Class A                                    1,709     119,801       0.1%
*   United Natural Foods, Inc.                                     900      40,518       0.0%
*   US Foods Holding Corp.                                         307      10,493       0.0%
    Walmart, Inc.                                                6,851     606,039       0.6%
#   WD-40 Co.                                                      200      26,380       0.0%
    Weis Markets, Inc.                                             488      22,458       0.0%
                                                                        ----------       ---
Total Consumer Staples                                                   5,087,157       5.1%
                                                                        ----------       ---
Energy -- (6.7%)
    Adams Resources & Energy, Inc.                                  49       2,244       0.0%
    Anadarko Petroleum Corp.                                     1,644     110,674       0.1%
    Andeavor                                                     1,391     192,403       0.2%
#*  Antero Resources Corp.                                       2,683      50,977       0.1%
#   Apache Corp.                                                 2,507     102,662       0.1%
    Arch Coal, Inc. Class A                                        289      23,360       0.0%
    Archrock, Inc.                                               1,611      17,399       0.0%
    Baker Hughes a GE Co.                                        1,182      42,682       0.1%
    Bristow Group, Inc.                                            550       8,827       0.0%
    Cabot Oil & Gas Corp.                                        1,458      34,861       0.0%
#*  Callon Petroleum Co.                                         2,787      38,767       0.0%
#*  Carrizo Oil & Gas, Inc.                                      1,059      21,254       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Energy -- (Continued)
#*  Centennial Resource Development, Inc. Class A                 2,190 $   40,515       0.1%
*   Cheniere Energy, Inc.                                         1,072     62,348       0.1%
    Chevron Corp.                                                 5,557    695,236       0.7%
    Cimarex Energy Co.                                              398     40,035       0.1%
*   Clean Energy Fuels Corp.                                      2,859      4,603       0.0%
*   CNX Resources Corp.                                           1,778     26,421       0.0%
#*  Concho Resources, Inc.                                          514     80,806       0.1%
    ConocoPhillips                                                2,566    168,073       0.2%
*   CONSOL Energy, Inc.                                             398     12,517       0.0%
#*  Continental Resources, Inc.                                     491     32,435       0.0%
#   Core Laboratories NV                                            459     56,205       0.1%
    CVR Energy, Inc.                                                700     24,150       0.0%
*   Dawson Geophysical Co.                                          564      4,061       0.0%
    Delek US Holdings, Inc.                                       2,421    114,683       0.1%
    Devon Energy Corp.                                            2,651     96,311       0.1%
    DHT Holdings, Inc.                                              945      3,430       0.0%
#*  Diamond Offshore Drilling, Inc.                               1,155     21,240       0.0%
#*  Diamondback Energy, Inc.                                        313     40,205       0.1%
*   Dorian LPG, Ltd.                                                 66        475       0.0%
*   Dril-Quip, Inc.                                                 700     29,015       0.0%
*   Eclipse Resources Corp.                                       4,372      5,815       0.0%
*   Energen Corp.                                                   740     48,426       0.1%
    EnLink Midstream LLC                                          1,731     25,705       0.0%
#   Ensco P.L.C. Class A                                          5,594     31,606       0.0%
    EOG Resources, Inc.                                           1,038    122,660       0.1%
    EQT Corp.                                                       767     38,496       0.0%
*   Exterran Corp.                                                  805     23,578       0.0%
#*  Extraction Oil & Gas, Inc.                                      941     13,287       0.0%
    Exxon Mobil Corp.                                            13,956  1,085,079       1.1%
*   Forum Energy Technologies, Inc.                               1,619     20,399       0.0%
#   Frank's International NV                                      1,200      8,388       0.0%
#   GasLog, Ltd.                                                    584      9,840       0.0%
*   Geospace Technologies Corp.                                     222      2,340       0.0%
    Green Plains, Inc.                                              700     13,020       0.0%
*   Gulfport Energy Corp.                                         1,806     16,796       0.0%
    Halliburton Co.                                               1,049     55,587       0.1%
*   Helix Energy Solutions Group, Inc.                            4,404     33,999       0.0%
    Helmerich & Payne, Inc.                                         600     41,730       0.1%
    Hess Corp.                                                    1,926    109,763       0.1%
*   HighPoint Resources Corp.                                     1,675     11,574       0.0%
    HollyFrontier Corp.                                           2,283    138,555       0.1%
    Kinder Morgan, Inc.                                           4,939     78,135       0.1%
*   Kosmos Energy, Ltd.                                           4,409     31,039       0.0%
#*  Laredo Petroleum, Inc.                                        2,249     24,739       0.0%
    Marathon Oil Corp.                                            1,428     26,061       0.0%
    Marathon Petroleum Corp.                                      3,606    270,125       0.3%
#*  Matador Resources Co.                                         1,738     56,902       0.1%
*   Matrix Service Co.                                              500      7,700       0.0%
#*  McDermott International, Inc.                                 4,552     30,043       0.0%
    Murphy Oil Corp.                                              2,106     63,412       0.1%
    Nabors Industries, Ltd.                                       3,694     28,111       0.0%
    National Oilwell Varco, Inc.                                  2,725    105,376       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Energy -- (Continued)
*   Natural Gas Services Group, Inc.                               200  $    4,820       0.0%
*   Newfield Exploration Co.                                     2,776      82,725       0.1%
*   Newpark Resources, Inc.                                      1,700      17,850       0.0%
#*  Noble Corp. P.L.C.                                           3,107      14,510       0.0%
    Noble Energy, Inc.                                           3,518     119,014       0.1%
*   Oasis Petroleum, Inc.                                        3,100      34,193       0.0%
    Occidental Petroleum Corp.                                   1,830     141,386       0.2%
    Oceaneering International, Inc.                              1,500      31,860       0.0%
*   Oil States International, Inc.                                 781      28,077       0.0%
    ONEOK, Inc.                                                    734      44,201       0.1%
*   Par Pacific Holdings, Inc.                                     107       1,805       0.0%
*   Parsley Energy, Inc. Class A                                 1,362      40,901       0.1%
    Patterson-UTI Energy, Inc.                                   2,320      49,694       0.1%
    PBF Energy, Inc. Class A                                     1,666      63,858       0.1%
*   PDC Energy, Inc.                                               844      45,188       0.1%
    Peabody Energy Corp.                                           736      27,122       0.0%
*   Penn Virginia Corp.                                            170       7,891       0.0%
    Phillips 66                                                    892      99,289       0.1%
    Pioneer Natural Resources Co.                                  402      81,023       0.1%
*   QEP Resources, Inc.                                          2,800      34,104       0.0%
#   Range Resources Corp.                                        1,088      15,069       0.0%
#*  Renewable Energy Group, Inc.                                 1,100      14,190       0.0%
#*  REX American Resources Corp.                                   200      14,956       0.0%
*   Rowan Cos. P.L.C. Class A                                    1,751      25,284       0.0%
#   RPC, Inc.                                                    1,190      21,432       0.0%
*   RSP Permian, Inc.                                            1,125      55,811       0.1%
    Schlumberger, Ltd.                                           2,523     172,977       0.2%
#   Scorpio Tankers, Inc.                                        2,775       7,381       0.0%
*   SEACOR Holdings, Inc.                                          300      16,452       0.0%
*   SEACOR Marine Holdings, Inc.                                   301       7,131       0.0%
#   SemGroup Corp. Class A                                         784      19,718       0.0%
#   Ship Finance International, Ltd.                             1,848      26,334       0.0%
#   SM Energy Co.                                                1,287      30,824       0.0%
*   Southwestern Energy Co.                                      2,811      11,525       0.0%
*   SRC Energy, Inc.                                             1,941      21,429       0.0%
*   Superior Energy Services, Inc.                               1,668      17,898       0.0%
    Targa Resources Corp.                                        1,318      61,906       0.1%
    TechnipFMC P.L.C.                                            1,578      52,011       0.1%
#*  Transocean, Ltd.                                             3,179      39,324       0.1%
*   Unit Corp.                                                     800      18,144       0.0%
#   US Silica Holdings, Inc.                                       927      27,912       0.0%
    Valero Energy Corp.                                          2,944     326,578       0.3%
*   Whiting Petroleum Corp.                                      1,548      63,189       0.1%
    Williams Cos., Inc. (The)                                    1,522      39,161       0.1%
    World Fuel Services Corp.                                    1,068      22,930       0.0%
*   WPX Energy, Inc.                                             3,758      64,224       0.1%
                                                                        ----------       ---
Total Energy                                                             6,940,461       7.0%
                                                                        ----------       ---
Financials -- (20.8%)
    1st Source Corp.                                               440      22,880       0.0%
    Affiliated Managers Group, Inc.                                300      49,458       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
    Alleghany Corp.                                                  80 $ 45,974       0.1%
    Allstate Corp. (The)                                          1,547  151,328       0.2%
    Ally Financial, Inc.                                          5,412  141,253       0.2%
*   Ambac Financial Group, Inc.                                      31      528       0.0%
    American Equity Investment Life Holding Co.                   1,496   45,179       0.1%
    American Express Co.                                          2,721  268,699       0.3%
    American Financial Group, Inc.                                  466   52,761       0.1%
    American International Group, Inc.                            2,560  143,360       0.2%
    American National Insurance Co.                                 200   24,134       0.0%
    Ameriprise Financial, Inc.                                      600   84,126       0.1%
    Ameris Bancorp                                                  682   35,259       0.0%
    AMERISAFE, Inc.                                                 400   23,720       0.0%
    AmeriServ Financial, Inc.                                       560    2,296       0.0%
    Amtrust Financial Services, Inc.                              2,572   33,153       0.0%
    Aon P.L.C.                                                      551   78,501       0.1%
*   Arch Capital Group, Ltd.                                        748   59,937       0.1%
    Argo Group International Holdings, Ltd.                         693   40,506       0.1%
    Arrow Financial Corp.                                           318   11,257       0.0%
    Arthur J Gallagher & Co.                                        934   65,371       0.1%
    Artisan Partners Asset Management, Inc. Class A                 779   25,045       0.0%
    Aspen Insurance Holdings, Ltd.                                  700   29,715       0.0%
    Associated Banc-Corp                                          1,999   52,874       0.1%
    Assured Guaranty, Ltd.                                        1,214   44,056       0.1%
    Axis Capital Holdings, Ltd.                                     400   23,480       0.0%
    Baldwin & Lyons, Inc. Class B                                   400    9,320       0.0%
    Banc of California, Inc.                                      1,100   21,120       0.0%
    BancFirst Corp.                                                 650   37,147       0.0%
*   Bancorp, Inc. (The)                                             400    4,140       0.0%
    BancorpSouth Bank                                               986   32,587       0.0%
    Bank of America Corp.                                        32,309  966,685       1.0%
    Bank of Hawaii Corp.                                            498   41,937       0.1%
    Bank of Marin Bancorp                                            22    1,596       0.0%
    Bank of New York Mellon Corp. (The)                           4,015  218,858       0.2%
    Bank of NT Butterfield & Son, Ltd. (The)                        593   28,138       0.0%
#   Bank of the Ozarks, Inc.                                      1,538   71,978       0.1%
    BankUnited, Inc.                                              1,487   58,900       0.1%
    Banner Corp.                                                    400   22,960       0.0%
    BB&T Corp.                                                    2,652  140,026       0.2%
    Beneficial Bancorp, Inc.                                      1,319   20,906       0.0%
*   Berkshire Hathaway, Inc. Class B                              4,522  876,047       0.9%
    Berkshire Hills Bancorp, Inc.                                   697   26,451       0.0%
    BGC Partners, Inc. Class A                                    2,657   35,498       0.0%
    BlackRock, Inc.                                                 529  275,873       0.3%
    Blue Hills Bancorp, Inc.                                        400    8,130       0.0%
*   BofI Holding, Inc.                                              872   35,124       0.0%
    BOK Financial Corp.                                             419   42,185       0.1%
    Boston Private Financial Holdings, Inc.                       1,500   24,075       0.0%
    Bridge Bancorp, Inc.                                            569   18,720       0.0%
*   Brighthouse Financial, Inc.                                     201   10,207       0.0%
    BrightSphere Investment Group P.L.C.                          1,473   22,345       0.0%
    Brookline Bancorp, Inc.                                       1,601   26,577       0.0%
    Brown & Brown, Inc.                                           1,748   47,598       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
    Bryn Mawr Bank Corp.                                           500  $ 22,300       0.0%
    Camden National Corp.                                          193     8,552       0.0%
*   Cannae Holdings, Inc.                                        1,618    33,428       0.0%
    Capital One Financial Corp.                                  2,200   199,364       0.2%
    Capitol Federal Financial, Inc.                              2,200    27,434       0.0%
    Carolina Financial Corp.                                       202     7,920       0.0%
    Cathay General Bancorp                                         887    35,489       0.0%
    Cboe Global Markets, Inc.                                      540    57,661       0.1%
    CenterState Banks Corp.                                        971    28,140       0.0%
    Central Pacific Financial Corp.                                628    18,262       0.0%
    Charles Schwab Corp. (The)                                   2,157   120,102       0.1%
    Chemical Financial Corp.                                       862    47,315       0.1%
    Chubb, Ltd.                                                  1,413   191,702       0.2%
    Cincinnati Financial Corp.                                     960    67,526       0.1%
    CIT Group, Inc.                                                662    35,053       0.0%
    Citigroup, Inc.                                              8,736   596,407       0.6%
    Citizens Financial Group, Inc.                               2,622   108,787       0.1%
#*  Citizens, Inc.                                               1,400    10,878       0.0%
    City Holding Co.                                               400    28,632       0.0%
    CME Group, Inc.                                                906   142,858       0.2%
    CNO Financial Group, Inc.                                    2,500    53,600       0.1%
    CoBiz Financial, Inc.                                          861    17,349       0.0%
#   Cohen & Steers, Inc.                                           938    37,614       0.0%
    Columbia Banking System, Inc.                                  876    35,224       0.0%
    Comerica, Inc.                                               1,107   104,700       0.1%
    Commerce Bancshares, Inc.                                    1,116    70,888       0.1%
    Community Bank System, Inc.                                    777    43,706       0.1%
    Community Trust Bancorp, Inc.                                  250    12,000       0.0%
    ConnectOne Bancorp, Inc.                                       964    25,450       0.0%
#*  Cowen, Inc.                                                    469     7,270       0.0%
    Crawford & Co. Class A                                         200     1,544       0.0%
    Crawford & Co. Class B                                         200     1,604       0.0%
#*  Credit Acceptance Corp.                                        345   114,140       0.1%
*   Customers Bancorp, Inc.                                        308     8,877       0.0%
#   CVB Financial Corp.                                          1,760    38,984       0.0%
    Diamond Hill Investment Group, Inc.                             70    13,679       0.0%
    Dime Community Bancshares, Inc.                                700    13,825       0.0%
    Discover Financial Services                                  2,560   182,400       0.2%
    Donegal Group, Inc. Class A                                    700     9,744       0.0%
*   Donnelley Financial Solutions, Inc.                            924    17,002       0.0%
*   E*TRADE Financial Corp.                                      1,975   119,843       0.1%
*   Eagle Bancorp, Inc.                                            535    31,404       0.0%
    East West Bancorp, Inc.                                      1,092    72,749       0.1%
    Eaton Vance Corp.                                              802    43,621       0.1%
    EMC Insurance Group, Inc.                                      352     9,145       0.0%
    Employers Holdings, Inc.                                       630    25,767       0.0%
*   Encore Capital Group, Inc.                                     608    27,117       0.0%
*   Enova International, Inc.                                      640    18,752       0.0%
*   Enstar Group, Ltd.                                             200    42,030       0.1%
    Enterprise Bancorp, Inc.                                       355    12,844       0.0%
    Enterprise Financial Services Corp.                            498    25,323       0.0%
    Erie Indemnity Co. Class A                                     300    35,031       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
*   Essent Group, Ltd.                                           1,071  $ 35,300       0.0%
    Evercore, Inc. Class A                                         735    74,419       0.1%
    Everest Re Group, Ltd.                                         206    47,930       0.1%
*   Ezcorp, Inc. Class A                                           846    11,590       0.0%
#   FactSet Research Systems, Inc.                                 200    37,822       0.0%
    FBL Financial Group, Inc. Class A                              500    38,875       0.0%
*   FCB Financial Holdings, Inc. Class A                           548    31,674       0.0%
    Federal Agricultural Mortgage Corp. Class C                    200    17,102       0.0%
    Federated Investors, Inc. Class B                            1,914    50,664       0.1%
    Federated National Holding Co.                                 200     3,380       0.0%
    Fidelity Southern Corp.                                        491    11,160       0.0%
    Fifth Third Bancorp                                          4,257   141,205       0.2%
    Financial Engines, Inc.                                        924    41,257       0.1%
    Financial Institutions, Inc.                                   400    12,440       0.0%
    First American Financial Corp.                               1,274    65,114       0.1%
*   First BanCorp(2296926)                                       3,216    23,220       0.0%
    First Bancorp(2351494)                                         600    22,890       0.0%
    First Bancorp, Inc.                                            147     4,075       0.0%
    First Busey Corp.                                              678    20,103       0.0%
    First Citizens BancShares, Inc. Class A                        171    73,922       0.1%
    First Commonwealth Financial Corp.                           1,503    22,755       0.0%
    First Community Bancshares, Inc.                               398    12,350       0.0%
    First Defiance Financial Corp.                                 300    17,898       0.0%
    First Financial Bancorp                                      2,071    64,097       0.1%
#   First Financial Bankshares, Inc.                               694    34,388       0.0%
    First Financial Corp.                                          300    12,825       0.0%
    First Financial Northwest, Inc.                                100     1,690       0.0%
    First Horizon National Corp.                                 2,631    48,147       0.1%
    First Interstate Bancsystem, Inc. Class A                      761    30,820       0.0%
    First Merchants Corp.                                          541    23,306       0.0%
    First Mid-Illinois Bancshares, Inc.                            449    16,501       0.0%
    First Midwest Bancorp, Inc.                                  2,063    50,152       0.1%
    First of Long Island Corp. (The)                               372     9,858       0.0%
    First Republic Bank                                            666    61,851       0.1%
    FirstCash, Inc.                                                701    60,777       0.1%
*   Flagstar Bancorp, Inc.                                         971    33,548       0.0%
    Flushing Financial Corp.                                       700    18,137       0.0%
    FNB Corp.                                                    3,895    50,635       0.1%
    FNF Group                                                    1,481    54,545       0.1%
*   Franklin Financial Network, Inc.                               266     8,964       0.0%
    Franklin Resources, Inc.                                     1,502    50,527       0.1%
    Fulton Financial Corp.                                       2,353    39,766       0.1%
#   Gain Capital Holdings, Inc.                                  1,536    12,534       0.0%
*   Genworth Financial, Inc. Class A                             6,433    17,755       0.0%
    Glacier Bancorp, Inc.                                          725    26,847       0.0%
    Global Indemnity, Ltd.                                         550    22,489       0.0%
    Goldman Sachs Group, Inc. (The)                              1,266   301,726       0.3%
    Great Southern Bancorp, Inc.                                   200    10,570       0.0%
    Great Western Bancorp, Inc.                                    612    25,178       0.0%
*   Green Dot Corp. Class A                                        880    53,513       0.1%
#   Greenhill & Co., Inc.                                          400     8,120       0.0%
*   Greenlight Capital Re, Ltd. Class A                            700    10,850       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    Guaranty Bancorp                                                766 $   21,831       0.0%
    Hancock Holding Co.                                           1,000     48,850       0.1%
    Hanmi Financial Corp.                                           469     12,944       0.0%
    Hanover Insurance Group, Inc. (The)                             404     46,399       0.1%
    Hartford Financial Services Group, Inc. (The)                 2,653    142,838       0.2%
    Heartland Financial USA, Inc.                                   493     26,449       0.0%
    Heritage Financial Corp.                                        600     17,820       0.0%
#   Heritage Insurance Holdings, Inc.                               500      7,850       0.0%
    Hilltop Holdings, Inc.                                        1,349     30,245       0.0%
    Hingham Institution for Savings                                  55     11,220       0.0%
    Home Bancorp, Inc.                                              200      8,670       0.0%
    Home BancShares, Inc.                                         2,164     50,291       0.1%
*   HomeStreet, Inc.                                                443     11,297       0.0%
*   HomeTrust Bancshares, Inc.                                      362      9,448       0.0%
    Hope Bancorp, Inc.                                            2,631     45,490       0.1%
    Horace Mann Educators Corp.                                     700     31,290       0.0%
    Houlihan Lokey, Inc.                                            546     24,297       0.0%
    Huntington Bancshares, Inc.                                   6,756    100,732       0.1%
    Iberiabank Corp.                                                444     33,278       0.0%
    Independent Bank Corp.                                          273     19,738       0.0%
    Independent Bank Group, Inc.                                    468     33,415       0.0%
    Infinity Property & Casualty Corp.                              135     17,820       0.0%
    Interactive Brokers Group, Inc. Class A                       1,364    101,209       0.1%
    Intercontinental Exchange, Inc.                               2,235    161,948       0.2%
    International Bancshares Corp.                                  828     32,954       0.0%
*   INTL. FCStone, Inc.                                             347     15,553       0.0%
    Invesco, Ltd.                                                 3,081     89,257       0.1%
    Investors Bancorp, Inc.                                       3,305     44,188       0.1%
    James River Group Holdings, Ltd.                                377     13,693       0.0%
    Janus Henderson Group P.L.C.                                  1,226     38,729       0.0%
    JPMorgan Chase & Co.                                         16,007  1,741,241       1.8%
    Kearny Financial Corp.                                        1,090     15,315       0.0%
    Kemper Corp.                                                    528     35,640       0.0%
    KeyCorp                                                       2,561     51,015       0.1%
    Ladenburg Thalmann Financial Services, Inc.                   4,900     16,268       0.0%
    Lakeland Bancorp, Inc.                                          482      9,399       0.0%
    Lakeland Financial Corp.                                        312     14,826       0.0%
    Lazard, Ltd. Class A                                          1,568     85,331       0.1%
    LegacyTexas Financial Group, Inc.                               871     35,772       0.0%
    Legg Mason, Inc.                                                979     38,866       0.0%
#*  LendingClub Corp.                                             3,898     10,486       0.0%
#*  LendingTree, Inc.                                                88     20,979       0.0%
    Leucadia National Corp.                                       1,145     27,526       0.0%
    Lincoln National Corp.                                        1,414     99,885       0.1%
    Loews Corp.                                                   2,000    104,920       0.1%
    LPL Financial Holdings, Inc.                                  1,776    107,572       0.1%
    M&T Bank Corp.                                                  388     70,721       0.1%
    Maiden Holdings, Ltd.                                         1,300      9,945       0.0%
*   Markel Corp.                                                     79     89,273       0.1%
#   MarketAxess Holdings, Inc.                                      270     53,630       0.1%
    Marsh & McLennan Cos., Inc.                                   1,377    112,225       0.1%
    MB Financial, Inc.                                              904     38,528       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                       SHARES  VALUE+  OF NET ASSETS**
                                                                       ------ -------- ---------------
Financials -- (Continued)
          Mercantile Bank Corp.                                          440  $ 15,532       0.0%
          Mercury General Corp.                                          740    33,840       0.0%
          Meridian Bancorp, Inc.                                         806    15,233       0.0%
          Meta Financial Group, Inc.                                     224    24,898       0.0%
          MetLife, Inc.                                                2,211   105,398       0.1%
*         MGIC Investment Corp.                                        3,800    38,076       0.0%
          MidSouth Bancorp, Inc.                                          72     1,004       0.0%
          Moelis & Co. Class A                                           491    26,416       0.0%
          Moody's Corp.                                                  201    32,602       0.0%
          Morgan Stanley                                               5,601   289,124       0.3%
          Morningstar, Inc.                                              400    43,432       0.1%
          MSCI, Inc.                                                     412    61,730       0.1%
          Nasdaq, Inc.                                                   949    83,816       0.1%
          National Bank Holdings Corp. Class A                           600    21,108       0.0%
          National General Holdings Corp.                              1,033    26,620       0.0%
          National Western Life Group, Inc. Class A                       77    24,441       0.0%
#*        Nationstar Mortgage Holdings, Inc.                             628    11,317       0.0%
          Navient Corp.                                                4,176    55,374       0.1%
          Navigators Group, Inc. (The)                                   400    22,600       0.0%
          NBT Bancorp, Inc.                                            1,078    39,390       0.0%
          Nelnet, Inc. Class A                                           700    36,967       0.0%
#         New York Community Bancorp, Inc.                             2,268    26,944       0.0%
(degrees) NewStar Financial, Inc.                                        868       427       0.0%
*         NMI Holdings, Inc. Class A                                   1,550    21,467       0.0%
          Northern Trust Corp.                                           878    93,726       0.1%
          Northfield Bancorp, Inc.                                       524     8,300       0.0%
          Northwest Bancshares, Inc.                                   2,350    39,010       0.0%
          OceanFirst Financial Corp.                                     733    19,776       0.0%
          OFG Bancorp                                                  1,147    15,485       0.0%
          Old National Bancorp                                         2,280    39,216       0.0%
          Old Republic International Corp.                             2,168    44,227       0.1%
*         OneMain Holdings, Inc.                                       1,724    53,185       0.1%
          Oritani Financial Corp.                                        742    11,353       0.0%
*         Pacific Premier Bancorp, Inc.                                  497    19,756       0.0%
          PacWest Bancorp                                                905    46,372       0.1%
          Park National Corp.                                            133    14,348       0.0%
          Peapack Gladstone Financial Corp.                              234     7,731       0.0%
          Penns Woods Bancorp, Inc.                                       71     3,089       0.0%
*         PennyMac Financial Services, Inc. Class A                      635    13,081       0.0%
          People's United Financial, Inc.                              2,538    46,420       0.1%
          Peoples Bancorp, Inc.                                          486    17,428       0.0%
*         PHH Corp.                                                    1,109    11,766       0.0%
          Pinnacle Financial Partners, Inc.                              944    60,463       0.1%
          PJT Partners, Inc. Class A                                     200    11,098       0.0%
          PNC Financial Services Group, Inc. (The)                     1,474   214,629       0.2%
          Popular, Inc.                                                  991    45,873       0.1%
#*        PRA Group, Inc.                                              1,000    35,600       0.0%
          Preferred Bank                                                 400    25,496       0.0%
          Primerica, Inc.                                              1,219   117,938       0.1%
          Principal Financial Group, Inc.                              2,398   142,010       0.2%
          ProAssurance Corp.                                             675    31,927       0.0%
          Progressive Corp. (The)                                      1,496    90,194       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
    Prosperity Bancshares, Inc.                                    756  $ 54,258       0.1%
    Provident Financial Services, Inc.                           1,200    31,344       0.0%
    Prudential Financial, Inc.                                   1,200   127,584       0.1%
    Radian Group, Inc.                                           1,100    15,730       0.0%
    Raymond James Financial, Inc.                                1,029    92,353       0.1%
    Regions Financial Corp.                                      7,696   143,915       0.2%
    Reinsurance Group of America, Inc.                             370    55,278       0.1%
    RenaissanceRe Holdings, Ltd.                                   419    57,001       0.1%
    Renasant Corp.                                                 805    36,410       0.0%
    Republic Bancorp, Inc. Class A                                 500    21,085       0.0%
#   RLI Corp.                                                      620    39,234       0.0%
    S&P Global, Inc.                                               617   116,366       0.1%
    S&T Bancorp, Inc.                                              700    29,876       0.0%
    Safety Insurance Group, Inc.                                   300    24,000       0.0%
    Sandy Spring Bancorp, Inc.                                     600    23,778       0.0%
    Santander Consumer USA Holdings, Inc.                        4,502    83,062       0.1%
*   Seacoast Banking Corp. of Florida                              520    14,368       0.0%
    SEI Investments Co.                                            664    41,985       0.1%
#   Selective Insurance Group, Inc.                                810    47,952       0.1%
    ServisFirst Bancshares, Inc.                                   516    21,651       0.0%
*   Signature Bank                                                 323    41,069       0.1%
    Simmons First National Corp. Class A                         1,224    36,965       0.0%
*   SLM Corp.                                                    6,827    78,374       0.1%
    South State Corp.                                              457    39,553       0.0%
    Southside Bancshares, Inc.                                     151     5,259       0.0%
    State Auto Financial Corp.                                     700    21,861       0.0%
    State Bank Financial Corp.                                     562    17,709       0.0%
    State Street Corp.                                             694    69,247       0.1%
    Sterling Bancorp                                             2,353    55,884       0.1%
    Stewart Information Services Corp.                             400    16,684       0.0%
    Stifel Financial Corp.                                         975    56,823       0.1%
    Stock Yards Bancorp, Inc.                                      450    16,853       0.0%
    SunTrust Banks, Inc.                                         1,772   118,370       0.1%
*   SVB Financial Group                                            400   119,844       0.1%
    Synchrony Financial                                          5,569   184,724       0.2%
    Synovus Financial Corp.                                      1,319    68,944       0.1%
    T Rowe Price Group, Inc.                                     1,632   185,754       0.2%
    TCF Financial Corp.                                          2,700    67,041       0.1%
    TD Ameritrade Holding Corp.                                    885    51,410       0.1%
*   Texas Capital Bancshares, Inc.                                 498    49,128       0.1%
    TFS Financial Corp.                                          1,798    26,808       0.0%
*   Third Point Reinsurance, Ltd.                                1,349    17,942       0.0%
    Tompkins Financial Corp.                                       305    23,698       0.0%
    Torchmark Corp.                                                399    34,609       0.0%
    Towne Bank                                                     721    21,558       0.0%
    Travelers Cos., Inc. (The)                                   1,590   209,244       0.2%
    Trico Bancshares                                               166     6,203       0.0%
    TrustCo Bank Corp. NY                                        2,597    22,204       0.0%
    Trustmark Corp.                                              1,251    39,169       0.0%
    U.S. Bancorp.                                                6,107   308,098       0.3%
    UMB Financial Corp.                                            600    45,948       0.1%
    Umpqua Holdings Corp.                                        2,085    49,123       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Financials -- (Continued)
    Union Bankshares Corp.                                        1,129 $    42,687       0.1%
    Union Bankshares, Inc.                                           64       3,264       0.0%
#   United Bankshares, Inc.                                         992      33,678       0.0%
    United Community Banks, Inc.                                    716      22,862       0.0%
    United Financial Bancorp, Inc.                                1,084      17,919       0.0%
    United Fire Group, Inc.                                         450      22,630       0.0%
    Universal Insurance Holdings, Inc.                            1,300      42,185       0.1%
    Univest Corp. of Pennsylvania                                   423      12,161       0.0%
    Unum Group                                                    1,369      66,232       0.1%
    Validus Holdings, Ltd.                                        1,219      82,612       0.1%
#   Valley National Bancorp                                       3,339      41,904       0.1%
    Virtu Financial, Inc. Class A                                   605      21,780       0.0%
    Voya Financial, Inc.                                            600      31,410       0.0%
    Waddell & Reed Financial, Inc. Class A                          652      13,196       0.0%
    Walker & Dunlop, Inc.                                           600      34,266       0.0%
    Washington Federal, Inc.                                        880      27,940       0.0%
    Washington Trust Bancorp, Inc.                                  217      12,022       0.0%
    Waterstone Financial, Inc.                                      597      10,239       0.0%
    Webster Financial Corp.                                         823      49,536       0.1%
    Wells Fargo & Co.                                            22,366   1,162,137       1.2%
    WesBanco, Inc.                                                  723      31,667       0.0%
#   Westamerica Bancorporation                                      530      29,579       0.0%
*   Western Alliance Bancorp                                      1,457      85,934       0.1%
    Western New England Bancorp, Inc.                               215       2,322       0.0%
    Westwood Holdings Group, Inc.                                   267      15,481       0.0%
    White Mountains Insurance Group, Ltd.                            13      11,249       0.0%
    Willis Towers Watson P.L.C.                                     364      54,058       0.1%
    Wintrust Financial Corp.                                        671      60,021       0.1%
    WisdomTree Investments, Inc.                                    936       9,894       0.0%
    WR Berkley Corp.                                              1,057      78,810       0.1%
    WSFS Financial Corp.                                            400      20,040       0.0%
    XL Group, Ltd.                                                1,523      84,664       0.1%
    Zions Bancorporation                                          1,243      68,054       0.1%
                                                                        -----------      ----
Total Financials                                                         21,580,397      21.7%
                                                                        -----------      ----
Industrials -- (15.5%)
    3M Co.                                                        1,398     271,757       0.3%
    AAON, Inc.                                                      740      25,160       0.0%
    AAR Corp.                                                       800      34,640       0.0%
    ABM Industries, Inc.                                            800      24,904       0.0%
    ACCO Brands Corp.                                             1,859      22,401       0.0%
#   Actuant Corp. Class A                                           579      13,635       0.0%
#   Acuity Brands, Inc.                                             272      32,577       0.0%
    Advanced Drainage Systems, Inc.                                 748      18,850       0.0%
*   AECOM                                                         1,869      64,368       0.1%
*   Aegion Corp.                                                    700      15,883       0.0%
*   Aerojet Rocketdyne Holdings, Inc.                             1,200      33,528       0.0%
    AGCO Corp.                                                    1,100      68,948       0.1%
    Air Lease Corp.                                               1,800      75,042       0.1%
*   Air Transport Services Group, Inc.                            1,467      29,692       0.0%
    Aircastle, Ltd.                                                 872      17,091       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
    Alamo Group, Inc.                                              200  $ 21,894       0.0%
    Alaska Air Group, Inc.                                       1,560   101,291       0.1%
    Albany International Corp. Class A                             264    15,616       0.0%
#   Allegiant Travel Co.                                           200    32,050       0.0%
    Allegion P.L.C.                                                469    36,197       0.0%
    Allison Transmission Holdings, Inc.                          1,553    60,551       0.1%
    Altra Industrial Motion Corp.                                  362    15,077       0.0%
    AMERCO                                                          88    29,702       0.0%
#   American Airlines Group, Inc.                                1,620    69,547       0.1%
    American Railcar Industries, Inc.                              600    22,770       0.0%
*   American Woodmark Corp.                                        490    40,278       0.1%
    AMETEK, Inc.                                                 1,340    93,532       0.1%
    AO Smith Corp.                                                 392    24,049       0.0%
    Apogee Enterprises, Inc.                                       600    24,666       0.0%
    Applied Industrial Technologies, Inc.                          900    57,555       0.1%
    ArcBest Corp.                                                  600    19,260       0.0%
    Arconic, Inc.                                                2,616    46,591       0.1%
    Argan, Inc.                                                    429    17,160       0.0%
*   Armstrong Flooring, Inc.                                       464     5,730       0.0%
*   Armstrong World Industries, Inc.                               549    30,744       0.0%
*   ASGN, Inc.                                                   1,100    88,693       0.1%
    Astec Industries, Inc.                                         500    27,780       0.0%
*   Astronics Corp.                                                553    20,229       0.0%
*   Astronics Corp. Class B                                         33     1,205       0.0%
*   Atkore International Group, Inc.                               659    11,710       0.0%
*   Atlas Air Worldwide Holdings, Inc.                             450    28,530       0.0%
*   Avis Budget Group, Inc.                                      1,155    57,069       0.1%
    AZZ, Inc.                                                      600    26,730       0.0%
#*  Babcock & Wilcox Enterprises, Inc.                           2,280     5,198       0.0%
    Barnes Group, Inc.                                             619    34,373       0.0%
    Barrett Business Services, Inc.                                222    19,429       0.0%
*   Beacon Roofing Supply, Inc.                                    828    40,531       0.1%
*   BMC Stock Holdings, Inc.                                       664    11,454       0.0%
    Boeing Co. (The)                                             1,275   425,289       0.4%
    Brady Corp. Class A                                            700    25,480       0.0%
    Briggs & Stratton Corp.                                        600    10,818       0.0%
    Brink's Co. (The)                                              705    52,029       0.1%
*   Builders FirstSource, Inc.                                   1,800    32,814       0.0%
    BWX Technologies, Inc.                                       1,200    81,360       0.1%
*   CAI International, Inc.                                        600    13,488       0.0%
    Carlisle Cos., Inc.                                            500    53,865       0.1%
*   Casella Waste Systems, Inc. Class A                            700    17,157       0.0%
    Caterpillar, Inc.                                            2,139   308,786       0.3%
*   CBIZ, Inc.                                                   1,100    20,460       0.0%
    CECO Environmental Corp.                                       396     1,861       0.0%
#   CH Robinson Worldwide, Inc.                                    500    46,015       0.1%
#   Chicago Bridge & Iron Co. NV                                 1,224    18,482       0.0%
#*  Cimpress NV                                                    319    45,875       0.1%
    Cintas Corp.                                                   400    68,120       0.1%
    CIRCOR International, Inc.                                     300    12,711       0.0%
*   Clean Harbors, Inc.                                            818    37,464       0.0%
*   Colfax Corp.                                                 1,510    46,825       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
    Columbus McKinnon Corp.                                        500  $ 17,940       0.0%
    Comfort Systems USA, Inc.                                      600    25,320       0.0%
*   Continental Building Products, Inc.                            700    19,670       0.0%
    Copa Holdings SA Class A                                       293    34,331       0.0%
*   Copart, Inc.                                                 1,460    74,577       0.1%
    Costamare, Inc.                                              3,232    21,945       0.0%
*   CoStar Group, Inc.                                              85    31,166       0.0%
    Covanta Holding Corp.                                        2,083    31,037       0.0%
*   Covenant Transportation Group, Inc. Class A                    115     3,191       0.0%
    CRA International, Inc.                                        300    16,941       0.0%
    Crane Co.                                                      700    58,548       0.1%
*   CSW Industrials, Inc.                                          395    17,123       0.0%
    CSX Corp.                                                    4,864   288,873       0.3%
    Cubic Corp.                                                    600    37,050       0.0%
    Cummins, Inc.                                                  708   113,181       0.1%
    Curtiss-Wright Corp.                                         1,000   128,040       0.1%
    Deere & Co.                                                    990   133,977       0.1%
    Delta Air Lines, Inc.                                        5,029   262,614       0.3%
    Deluxe Corp.                                                   899    61,617       0.1%
    Donaldson Co., Inc.                                            800    35,408       0.0%
    Douglas Dynamics, Inc.                                         619    25,843       0.0%
    Dover Corp.                                                  1,331   123,384       0.1%
    Dun & Bradstreet Corp. (The)                                   214    24,676       0.0%
*   DXP Enterprises, Inc.                                          200     7,260       0.0%
*   Dycom Industries, Inc.                                         456    47,360       0.1%
    Eastern Co. (The)                                              142     4,033       0.0%
    Eaton Corp. P.L.C.                                           1,633   122,524       0.1%
*   Echo Global Logistics, Inc.                                    400    10,920       0.0%
    EMCOR Group, Inc.                                            1,026    75,503       0.1%
    Emerson Electric Co.                                         1,715   113,893       0.1%
    Encore Wire Corp.                                              400    21,060       0.0%
    EnerSys                                                        694    47,581       0.1%
*   Engility Holdings, Inc.                                        679    17,260       0.0%
    Ennis, Inc.                                                    600    10,740       0.0%
    EnPro Industries, Inc.                                         400    30,060       0.0%
    Equifax, Inc.                                                  500    56,025       0.1%
    ESCO Technologies, Inc.                                        400    22,340       0.0%
*   Esterline Technologies Corp.                                   400    28,740       0.0%
    Expeditors International of Washington, Inc.                   700    44,702       0.1%
#   Fastenal Co.                                                   600    29,994       0.0%
    Federal Signal Corp.                                           800    17,328       0.0%
    FedEx Corp.                                                  1,140   281,808       0.3%
#   Flowserve Corp.                                                901    40,013       0.1%
    Fluor Corp.                                                  1,040    61,308       0.1%
    Forrester Research, Inc.                                       335    13,333       0.0%
    Fortune Brands Home & Security, Inc.                           945    51,682       0.1%
    Forward Air Corp.                                              500    26,995       0.0%
    Franklin Electric Co., Inc.                                    719    29,479       0.0%
*   FTI Consulting, Inc.                                           920    53,728       0.1%
#   GATX Corp.                                                     701    45,733       0.1%
*   Generac Holdings, Inc.                                         948    42,669       0.1%
    General Cable Corp.                                          1,000    29,650       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
    General Dynamics Corp.                                         723  $145,547       0.2%
*   Genesee & Wyoming, Inc. Class A                                510    36,312       0.0%
*   Gibraltar Industries, Inc.                                     800    28,120       0.0%
    Global Brass & Copper Holdings, Inc.                           745    22,350       0.0%
*   GMS, Inc.                                                      338    10,532       0.0%
    Graco, Inc.                                                  1,497    65,853       0.1%
    Granite Construction, Inc.                                     700    36,666       0.0%
*   Great Lakes Dredge & Dock Corp.                              1,000     4,600       0.0%
    Greenbrier Cos., Inc. (The)                                    700    30,695       0.0%
    Griffon Corp.                                                1,100    21,890       0.0%
    H&E Equipment Services, Inc.                                   375    12,131       0.0%
    Harris Corp.                                                   939   146,878       0.2%
*   Harsco Corp.                                                   942    19,264       0.0%
    Hawaiian Holdings, Inc.                                      1,100    45,320       0.1%
*   HD Supply Holdings, Inc.                                       815    31,549       0.0%
#   Healthcare Services Group, Inc.                                400    15,452       0.0%
    Heartland Express, Inc.                                      1,500    26,745       0.0%
#   HEICO Corp.                                                    442    38,830       0.1%
    HEICO Corp. Class A                                            376    27,128       0.0%
    Heidrick & Struggles International, Inc.                       400    15,060       0.0%
*   Herc Holdings, Inc.                                            597    31,432       0.0%
*   Heritage-Crystal Clean, Inc.                                    99     2,094       0.0%
    Herman Miller, Inc.                                            900    27,630       0.0%
#*  Hertz Global Holdings, Inc.                                  1,396    30,572       0.0%
    Hexcel Corp.                                                 1,373    91,263       0.1%
    Hillenbrand, Inc.                                            1,630    75,551       0.1%
    HNI Corp.                                                      649    21,670       0.0%
    Honeywell International, Inc.                                1,737   251,309       0.3%
*   Hub Group, Inc. Class A                                        700    30,765       0.0%
    Hubbell, Inc.                                                  764    79,349       0.1%
#*  Hudson Technologies, Inc.                                    1,343     5,882       0.0%
    Huntington Ingalls Industries, Inc.                            318    77,341       0.1%
*   Huron Consulting Group, Inc.                                   413    15,467       0.0%
    Hyster-Yale Materials Handling, Inc.                           300    21,360       0.0%
    ICF International, Inc.                                        350    23,485       0.0%
    IDEX Corp.                                                     432    57,741       0.1%
    Illinois Tool Works, Inc.                                      635    90,183       0.1%
    Ingersoll-Rand P.L.C.                                        1,215   101,926       0.1%
*   InnerWorkings, Inc.                                            640     6,464       0.0%
    Insperity, Inc.                                                800    64,200       0.1%
    Insteel Industries, Inc.                                       400    12,012       0.0%
    Interface, Inc.                                              1,285    28,270       0.0%
    ITT, Inc.                                                    1,500    73,335       0.1%
    Jacobs Engineering Group, Inc.                                 800    46,472       0.1%
    JB Hunt Transport Services, Inc.                               691    81,144       0.1%
*   JetBlue Airways Corp.                                        3,761    72,174       0.1%
    John Bean Technologies Corp.                                   300    32,325       0.0%
    Johnson Controls International P.L.C.                        2,378    80,543       0.1%
    Kadant, Inc.                                                   234    21,587       0.0%
    Kaman Corp.                                                    600    36,384       0.0%
    Kansas City Southern                                           802    85,517       0.1%
    KAR Auction Services, Inc.                                   1,703    88,539       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
    KBR, Inc.                                                    1,821  $ 30,393       0.0%
    Kelly Services, Inc. Class A                                   632    18,492       0.0%
    Kennametal, Inc.                                               610    22,235       0.0%
#*  KeyW Holding Corp. (The)                                     1,151     8,909       0.0%
    Kforce, Inc.                                                   856    22,727       0.0%
    Kimball International, Inc. Class B                            858    14,174       0.0%
*   Kirby Corp.                                                    657    56,042       0.1%
*   KLX, Inc.                                                      799    62,506       0.1%
#   Knight-Swift Transportation Holdings, Inc.                   1,306    50,947       0.1%
    Knoll, Inc.                                                    628    11,976       0.0%
    Korn/Ferry International                                       806    43,089       0.1%
#*  Kratos Defense & Security Solutions, Inc.                    1,538    15,395       0.0%
    L3 Technologies, Inc.                                          400    78,352       0.1%
    Landstar System, Inc.                                          400    40,660       0.1%
*   Lawson Products, Inc.                                          185     4,283       0.0%
    Lennox International, Inc.                                     260    50,276       0.1%
    Lincoln Electric Holdings, Inc.                                356    29,502       0.0%
    Lindsay Corp.                                                  100     8,786       0.0%
    Lockheed Martin Corp.                                          417   133,790       0.1%
*   Lydall, Inc.                                                   400    17,840       0.0%
#   Macquarie Infrastructure Corp.                                 369    13,985       0.0%
*   Manitowoc Co., Inc. (The)                                      512    12,621       0.0%
    ManpowerGroup, Inc.                                            449    42,978       0.1%
    Marten Transport, Ltd.                                         900    17,550       0.0%
    Masco Corp.                                                    985    37,302       0.0%
*   Masonite International Corp.                                   377    22,884       0.0%
*   MasTec, Inc.                                                 1,477    64,988       0.1%
*   Mastech Digital, Inc.                                           55       806       0.0%
    Matson, Inc.                                                 1,017    29,727       0.0%
    Matthews International Corp. Class A                           500    24,575       0.0%
    McGrath RentCorp                                               700    41,251       0.1%
*   Mercury Systems, Inc.                                          605    19,408       0.0%
*   Meritor, Inc.                                                1,540    29,984       0.0%
#*  Middleby Corp. (The)                                           394    49,581       0.1%
*   Milacron Holdings Corp.                                        595    10,728       0.0%
    Miller Industries, Inc.                                        300     7,425       0.0%
*   Mistras Group, Inc.                                             69     1,343       0.0%
    Mobile Mini, Inc.                                              781    32,802       0.0%
*   Moog, Inc. Class A                                             444    36,395       0.0%
*   MRC Global, Inc.                                               900    16,857       0.0%
    MSA Safety, Inc.                                               146    12,679       0.0%
    MSC Industrial Direct Co., Inc. Class A                        689    59,557       0.1%
    Mueller Industries, Inc.                                     1,118    30,387       0.0%
    Mueller Water Products, Inc. Class A                         3,445    33,727       0.0%
    Multi-Color Corp.                                              116     7,534       0.0%
*   Navigant Consulting, Inc.                                    1,100    23,529       0.0%
*   Navistar International Corp.                                   842    29,310       0.0%
*   NCI Building Systems, Inc.                                   1,506    26,355       0.0%
    Nielsen Holdings P.L.C.                                      1,864    58,623       0.1%
    NN, Inc.                                                       277     5,623       0.0%
    Nordson Corp.                                                  404    51,954       0.1%
    Norfolk Southern Corp.                                       1,507   216,209       0.2%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
    Northrop Grumman Corp.                                         328  $105,629       0.1%
#*  NOW, Inc.                                                    1,167    14,156       0.0%
    Old Dominion Freight Line, Inc.                              1,019   136,403       0.1%
    Omega Flex, Inc.                                               169    11,036       0.0%
    Oshkosh Corp.                                                1,053    75,985       0.1%
    Owens Corning                                                1,225    80,225       0.1%
    PACCAR, Inc.                                                 1,770   112,696       0.1%
*   PAM Transportation Services, Inc.                              144     5,183       0.0%
    Park-Ohio Holdings Corp.                                       200     7,580       0.0%
    Parker-Hannifin Corp.                                          445    73,256       0.1%
*   Patrick Industries, Inc.                                       487    27,710       0.0%
    Pentair P.L.C.                                                 956    64,320       0.1%
*   PGT Innovations, Inc.                                          957    16,700       0.0%
    Pitney Bowes, Inc.                                           1,237    12,642       0.0%
    Powell Industries, Inc.                                        300     9,015       0.0%
    Preformed Line Products Co.                                    191    12,845       0.0%
    Primoris Services Corp.                                      1,216    31,117       0.0%
*   Proto Labs, Inc.                                               146    17,396       0.0%
    Quad/Graphics, Inc.                                            200     4,942       0.0%
    Quanex Building Products Corp.                               1,000    17,150       0.0%
*   Quanta Services, Inc.                                        1,479    48,068       0.1%
    Raven Industries, Inc.                                         600    21,960       0.0%
    Raytheon Co.                                                   800   163,952       0.2%
*   RBC Bearings, Inc.                                             300    34,914       0.0%
    Regal Beloit Corp.                                             637    45,354       0.1%
    Republic Services, Inc.                                      1,293    83,631       0.1%
    Resources Connection, Inc.                                     699    10,939       0.0%
*   Rexnord Corp.                                                1,378    37,909       0.0%
    Robert Half International, Inc.                                992    60,264       0.1%
    Rockwell Automation, Inc.                                      384    63,180       0.1%
    Rockwell Collins, Inc.                                         672    89,067       0.1%
#   Rollins, Inc.                                                  790    38,331       0.1%
    RPX Corp.                                                      330     3,574       0.0%
*   Rush Enterprises, Inc. Class A                                 750    30,623       0.0%
    Ryder System, Inc.                                           1,000    67,430       0.1%
*   Saia, Inc.                                                     450    29,723       0.0%
#*  Sensata Technologies Holding P.L.C.                          1,542    78,210       0.1%
    Simpson Manufacturing Co., Inc.                                700    38,276       0.1%
    SkyWest, Inc.                                                  900    51,210       0.1%
    Snap-on, Inc.                                                  500    72,625       0.1%
    Southwest Airlines Co.                                       3,989   210,739       0.2%
*   SP Plus Corp.                                                  500    17,575       0.0%
    Spirit Aerosystems Holdings, Inc. Class A                    1,192    95,801       0.1%
#*  Spirit Airlines, Inc.                                        1,077    38,470       0.1%
*   SPX Corp.                                                      546    17,275       0.0%
*   SPX FLOW, Inc.                                                 909    40,905       0.1%
    Standex International Corp.                                    300    29,085       0.0%
    Stanley Black & Decker, Inc.                                   641    90,759       0.1%
    Steelcase, Inc. Class A                                      1,700    22,525       0.0%
*   Stericycle, Inc.                                               300    17,613       0.0%
    Sun Hydraulics Corp.                                           462    22,439       0.0%
#*  Team, Inc.                                                     500     8,475       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Industrials -- (Continued)
*   Teledyne Technologies, Inc.                                    342  $    63,985       0.1%
    Terex Corp.                                                    760       27,755       0.0%
    Tetra Tech, Inc.                                             1,000       48,400       0.1%
    Textron, Inc.                                                1,845      114,648       0.1%
*   Thermon Group Holdings, Inc.                                   500       11,395       0.0%
    Timken Co. (The)                                             1,100       47,025       0.1%
    Titan International, Inc.                                    1,177       12,123       0.0%
    Toro Co. (The)                                                 800       46,712       0.1%
#   TransDigm Group, Inc.                                          145       46,483       0.1%
*   Trex Co., Inc.                                                 444       46,123       0.1%
*   TriMas Corp.                                                   456       12,358       0.0%
*   TriNet Group, Inc.                                           1,124       58,055       0.1%
    Trinity Industries, Inc.                                     1,758       56,027       0.1%
    Triton International, Ltd.                                     900       27,909       0.0%
#   Triumph Group, Inc.                                            859       20,315       0.0%
*   TrueBlue, Inc.                                                 575       15,324       0.0%
*   Tutor Perini Corp.                                             700       14,455       0.0%
    UniFirst Corp.                                                 240       38,544       0.1%
    Union Pacific Corp.                                          2,902      387,794       0.4%
*   United Continental Holdings, Inc.                            2,770      187,086       0.2%
    United Parcel Service, Inc. Class B                          1,599      181,487       0.2%
*   United Rentals, Inc.                                           839      125,850       0.1%
    United Technologies Corp.                                    2,617      314,433       0.3%
*   Univar, Inc.                                                   886       24,418       0.0%
    Universal Forest Products, Inc.                              1,200       38,256       0.0%
    Universal Logistics Holdings, Inc.                             325        7,134       0.0%
    US Ecology, Inc.                                               400       21,320       0.0%
*   USG Corp.                                                    1,543       62,075       0.1%
    Valmont Industries, Inc.                                       342       48,598       0.1%
*   Vectrus, Inc.                                                  240        8,640       0.0%
*   Verisk Analytics, Inc.                                         650       69,193       0.1%
*   Veritiv Corp.                                                  273       10,388       0.0%
    Viad Corp.                                                     400       20,300       0.0%
    Virco Manufacturing Corp.                                      285        1,197       0.0%
    Wabash National Corp.                                        1,350       27,081       0.0%
*   WABCO Holdings, Inc.                                           200       25,798       0.0%
#   Wabtec Corp.                                                   333       29,574       0.0%
*   WageWorks, Inc.                                                412       17,160       0.0%
    Waste Management, Inc.                                       1,386      112,668       0.1%
#   Watsco, Inc.                                                   210       35,158       0.0%
    Watts Water Technologies, Inc. Class A                         269       20,041       0.0%
*   Welbilt, Inc.                                                1,448       27,744       0.0%
    Werner Enterprises, Inc.                                     1,152       39,514       0.1%
*   Wesco Aircraft Holdings, Inc.                                  781        7,888       0.0%
*   WESCO International, Inc.                                      649       38,648       0.1%
    Woodward, Inc.                                                 600       43,164       0.1%
    WW Grainger, Inc.                                              290       81,592       0.1%
#*  XPO Logistics, Inc.                                          2,138      207,728       0.2%
    Xylem, Inc.                                                  1,201       87,553       0.1%
*   YRC Worldwide, Inc.                                            640        5,325       0.0%
                                                                        -----------      ----
Total Industrials                                                        16,048,026      16.1%
                                                                        -----------      ----

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (21.3%)
#*  3D Systems Corp.                                                300 $    3,012       0.0%
    Accenture P.L.C. Class A                                      1,331    201,247       0.2%
*   ACI Worldwide, Inc.                                           1,018     23,669       0.0%
    Activision Blizzard, Inc.                                     1,389     92,160       0.1%
*   Acxiom Corp.                                                  1,000     25,980       0.0%
*   Adobe Systems, Inc.                                             473    104,817       0.1%
    ADTRAN, Inc.                                                    600      8,790       0.0%
*   Advanced Energy Industries, Inc.                                676     40,256       0.0%
#*  Advanced Micro Devices, Inc.                                  2,196     23,892       0.0%
*   Akamai Technologies, Inc.                                     1,295     92,787       0.1%
    Alliance Data Systems Corp.                                     130     26,397       0.0%
*   Alphabet, Inc. Class A                                          560    570,405       0.6%
*   Alphabet, Inc. Class C                                          581    591,069       0.6%
    Amdocs, Ltd.                                                  1,000     67,250       0.1%
*   Amkor Technology, Inc.                                        4,400     36,432       0.0%
    Amphenol Corp. Class A                                          800     66,968       0.1%
    Analog Devices, Inc.                                            714     62,368       0.1%
*   Anixter International, Inc.                                     536     31,570       0.0%
*   ANSYS, Inc.                                                     500     80,830       0.1%
    Apple, Inc.                                                  15,283  2,525,669       2.5%
    Applied Materials, Inc.                                       3,806    189,044       0.2%
#*  Applied Optoelectronics, Inc.                                   396     12,656       0.0%
*   Arista Networks, Inc.                                           275     72,751       0.1%
*   ARRIS International P.L.C.                                    2,164     58,428       0.1%
*   Arrow Electronics, Inc.                                         922     68,910       0.1%
*   Aspen Technology, Inc.                                          802     70,375       0.1%
    Automatic Data Processing, Inc.                               1,000    118,080       0.1%
*   Avid Technology, Inc.                                            62        278       0.0%
    Avnet, Inc.                                                   1,044     40,956       0.0%
    AVX Corp.                                                     1,522     22,465       0.0%
*   Axcelis Technologies, Inc.                                      651     14,322       0.0%
*   AXT, Inc.                                                       300      1,755       0.0%
    Badger Meter, Inc.                                              600     25,470       0.0%
    Belden, Inc.                                                    545     33,572       0.0%
    Benchmark Electronics, Inc.                                     868     22,828       0.0%
*   Black Knight, Inc.                                              869     42,277       0.1%
    Blackbaud, Inc.                                                 416     43,663       0.1%
*   Blucora, Inc.                                                 1,000     26,000       0.0%
    Booz Allen Hamilton Holding Corp.                             1,250     49,538       0.1%
*   Bottomline Technologies de, Inc.                                261     10,315       0.0%
    Broadcom, Inc.                                                  604    138,570       0.1%
    Broadridge Financial Solutions, Inc.                            584     62,611       0.1%
    Brooks Automation, Inc.                                       1,100     27,368       0.0%
    CA, Inc.                                                      3,227    112,300       0.1%
    Cabot Microelectronics Corp.                                    300     30,435       0.0%
*   CACI International, Inc. Class A                                269     40,632       0.0%
*   Cadence Design Systems, Inc.                                    991     39,699       0.0%
*   Calix, Inc.                                                     993      6,603       0.0%
*   Cardtronics P.L.C. Class A                                      982     25,778       0.0%
*   Cars.com, Inc.                                                1,113     31,698       0.0%
    Cass Information Systems, Inc.                                  233     14,092       0.0%
*   Cavium, Inc.                                                    147     11,026       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
    CDK Global, Inc.                                                333 $   21,725       0.0%
    CDW Corp.                                                     1,079     76,922       0.1%
*   Ceva, Inc.                                                       95      3,097       0.0%
*   Ciena Corp.                                                   1,691     43,543       0.1%
*   Cirrus Logic, Inc.                                            1,285     46,864       0.1%
    Cisco Systems, Inc.                                          23,593  1,044,934       1.1%
*   Citrix Systems, Inc.                                            400     41,164       0.1%
    Cognex Corp.                                                    997     46,111       0.1%
    Cognizant Technology Solutions Corp. Class A                  1,826    149,403       0.2%
#*  Coherent, Inc.                                                   96     16,149       0.0%
    Cohu, Inc.                                                      600     12,840       0.0%
*   CommerceHub, Inc. Series A                                       95      2,154       0.0%
*   CommerceHub, Inc. Series C                                      190      4,307       0.0%
*   CommScope Holding Co., Inc.                                     947     36,194       0.0%
*   Conduent, Inc.                                                1,715     33,374       0.0%
    Convergys Corp.                                               1,717     40,109       0.0%
*   CoreLogic, Inc.                                               1,279     63,310       0.1%
    Corning, Inc.                                                 3,565     96,326       0.1%
*   Cray, Inc.                                                      624     14,882       0.0%
#*  Cree, Inc.                                                    1,267     47,284       0.1%
    CSG Systems International, Inc.                                 860     36,799       0.0%
    CTS Corp.                                                       549     16,443       0.0%
#   Cypress Semiconductor Corp.                                   3,464     50,505       0.1%
    Daktronics, Inc.                                                587      5,289       0.0%
*   Dell Technologies, Inc. Class V                                 998     71,626       0.1%
#   Diebold Nixdorf, Inc.                                           400      6,140       0.0%
*   Digi International, Inc.                                        900     10,350       0.0%
*   Diodes, Inc.                                                    837     23,896       0.0%
    Dolby Laboratories, Inc. Class A                                464     27,756       0.0%
    DXC Technology Co.                                              546     56,271       0.1%
*   eBay, Inc.                                                    3,021    114,435       0.1%
#   Ebix, Inc.                                                      562     43,555       0.1%
*   EchoStar Corp. Class A                                          625     32,838       0.0%
*   Electronic Arts, Inc.                                           551     65,007       0.1%
*   Electronics for Imaging, Inc.                                   416     11,523       0.0%
*   Endurance International Group Holdings, Inc.                  2,568     18,875       0.0%
    Entegris, Inc.                                                2,601     83,752       0.1%
*   Envestnet, Inc.                                                 195     10,589       0.0%
*   EPAM Systems, Inc.                                              278     31,789       0.0%
*   ePlus, Inc.                                                     218     17,407       0.0%
*   Euronet Worldwide, Inc.                                         658     51,396       0.1%
    EVERTEC, Inc.                                                   723     13,195       0.0%
*   ExlService Holdings, Inc.                                       500     28,905       0.0%
*   F5 Networks, Inc.                                               300     48,927       0.1%
*   Fabrinet                                                        700     19,747       0.0%
*   Facebook, Inc. Class A                                        3,216    553,152       0.6%
*   Fair Isaac Corp.                                                333     57,669       0.1%
*   FARO Technologies, Inc.                                         413     20,857       0.0%
    Fidelity National Information Services, Inc.                  1,262    119,852       0.1%
#*  Finisar Corp.                                                 1,669     26,003       0.0%
*   First Solar, Inc.                                             1,039     73,675       0.1%
*   Fiserv, Inc.                                                    858     60,798       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
*   FleetCor Technologies, Inc.                                     334 $   69,232       0.1%
*   Flex, Ltd.                                                    5,548     72,124       0.1%
    FLIR Systems, Inc.                                            1,911    102,334       0.1%
*   FormFactor, Inc.                                                744      8,537       0.0%
*   Fortinet, Inc.                                                  343     18,988       0.0%
*   Frequency Electronics, Inc.                                     300      2,643       0.0%
#*  Gartner, Inc.                                                    95     11,523       0.0%
    Genpact, Ltd.                                                 1,566     49,940       0.1%
    Global Payments, Inc.                                           550     62,178       0.1%
#*  Globant SA                                                      304     13,683       0.0%
#*  GoDaddy, Inc. Class A                                           330     21,305       0.0%
#*  GrubHub, Inc.                                                   472     47,738       0.1%
#*  GTT Communications, Inc.                                        590     28,350       0.0%
#*  Guidewire Software, Inc.                                        209     17,686       0.0%
    Hackett Group, Inc. (The)                                       700     11,347       0.0%
*   Harmonic, Inc.                                                2,474      9,030       0.0%
    Hewlett Packard Enterprise Co.                                6,525    111,251       0.1%
    HP, Inc.                                                      2,801     60,193       0.1%
*   IAC/InterActiveCorp                                             794    128,739       0.1%
*   II-VI, Inc.                                                   1,177     44,844       0.1%
*   Infinera Corp.                                                1,650     19,338       0.0%
*   Insight Enterprises, Inc.                                       900     31,905       0.0%
*   Integrated Device Technology, Inc.                              546     15,195       0.0%
    Intel Corp.                                                  29,844  1,540,547       1.6%
    InterDigital, Inc.                                              694     51,668       0.1%
    International Business Machines Corp.                         2,344    339,786       0.4%
    Intuit, Inc.                                                    525     97,015       0.1%
*   IPG Photonics Corp.                                             427     90,964       0.1%
*   Itron, Inc.                                                     400     26,160       0.0%
    j2 Global, Inc.                                                 728     57,789       0.1%
    Jabil, Inc.                                                   3,412     90,759       0.1%
    Jack Henry & Associates, Inc.                                   276     32,976       0.0%
    Juniper Networks, Inc.                                        1,989     48,910       0.1%
*   Kemet Corp.                                                     771     13,277       0.0%
*   Keysight Technologies, Inc.                                   1,334     68,941       0.1%
*   Kimball Electronics, Inc.                                       500      7,925       0.0%
    KLA-Tencor Corp.                                                700     71,218       0.1%
*   Knowles Corp.                                                 1,106     14,157       0.0%
*   Kulicke & Soffa Industries, Inc.                              1,300     29,757       0.0%
    Lam Research Corp.                                              592    109,556       0.1%
*   Lattice Semiconductor Corp.                                   1,200      6,504       0.0%
    Leidos Holdings, Inc.                                           657     42,199       0.1%
    Littelfuse, Inc.                                                313     58,506       0.1%
    LogMeIn, Inc.                                                   446     49,149       0.1%
#*  Lumentum Holdings, Inc.                                         667     33,650       0.0%
*   Luxoft Holding, Inc.                                            344     13,880       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                       259      4,305       0.0%
*   Manhattan Associates, Inc.                                      880     37,893       0.0%
    ManTech International Corp. Class A                             600     35,454       0.0%
    Marvell Technology Group, Ltd.                                2,448     49,107       0.1%
    Mastercard, Inc. Class A                                      2,000    356,540       0.4%
#*  Match Group, Inc.                                               732     34,492       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
    Maxim Integrated Products, Inc.                                 578 $   31,501       0.0%
    MAXIMUS, Inc.                                                   636     43,013       0.1%
#*  MaxLinear, Inc.                                                 700     15,631       0.0%
    Methode Electronics, Inc.                                       707     28,209       0.0%
#   Microchip Technology, Inc.                                      600     50,196       0.1%
*   Micron Technology, Inc.                                       7,655    351,977       0.4%
*   Microsemi Corp.                                               1,606    103,892       0.1%
    Microsoft Corp.                                              16,751  1,566,554       1.6%
*   MicroStrategy, Inc. Class A                                     145     18,482       0.0%
    MKS Instruments, Inc.                                           900     92,160       0.1%
*   MoneyGram International, Inc.                                 1,107      9,675       0.0%
    Monolithic Power Systems, Inc.                                  128     14,989       0.0%
    Monotype Imaging Holdings, Inc.                                 300      6,645       0.0%
    Motorola Solutions, Inc.                                        498     54,695       0.1%
    MTS Systems Corp.                                               300     15,240       0.0%
    National Instruments Corp.                                      645     26,374       0.0%
*   NCR Corp.                                                     1,798     55,324       0.1%
#*  NeoPhotonics Corp.                                              221      1,136       0.0%
    NetApp, Inc.                                                  2,261    150,537       0.2%
*   NETGEAR, Inc.                                                   825     45,623       0.1%
*   Netscout Systems, Inc.                                          917     24,897       0.0%
    NIC, Inc.                                                       700     10,395       0.0%
*   Nuance Communications, Inc.                                   2,974     43,777       0.1%
    NVIDIA Corp.                                                  2,430    546,507       0.6%
*   Oclaro, Inc.                                                  1,866     14,779       0.0%
*   ON Semiconductor Corp.                                        6,131    135,372       0.1%
    Oracle Corp.                                                  6,837    312,246       0.3%
    Paychex, Inc.                                                   600     36,342       0.0%
#*  Paycom Software, Inc.                                           415     47,397       0.1%
*   Paylocity Holding Corp.                                         441     24,092       0.0%
*   PayPal Holdings, Inc.                                         1,900    141,759       0.2%
    PC Connection, Inc.                                             590     15,747       0.0%
#*  PCM, Inc.                                                       400      5,180       0.0%
*   Perficient, Inc.                                                700     17,311       0.0%
*   Photronics, Inc.                                              1,100      8,415       0.0%
    Plantronics, Inc.                                               600     39,090       0.0%
*   Plexus Corp.                                                    500     27,420       0.0%
    Power Integrations, Inc.                                        228     15,458       0.0%
    Progress Software Corp.                                         600     22,158       0.0%
*   Qorvo, Inc.                                                     613     41,316       0.1%
    QUALCOMM, Inc.                                                7,467    380,892       0.4%
*   Qualys, Inc.                                                    360     27,702       0.0%
*   Rambus, Inc.                                                  1,189     16,052       0.0%
*   Red Hat, Inc.                                                   628    102,402       0.1%
    Reis, Inc.                                                      200      4,200       0.0%
*   Rogers Corp.                                                    214     22,834       0.0%
*   Rudolph Technologies, Inc.                                    1,000     25,350       0.0%
#   Sabre Corp.                                                   1,622     33,478       0.0%
*   salesforce.com, Inc.                                            300     36,297       0.0%
*   Sanmina Corp.                                                 1,100     32,450       0.0%
*   ScanSource, Inc.                                                400     13,720       0.0%
    Science Applications International Corp.                        527     45,211       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Information Technology -- (Continued)
    Seagate Technology P.L.C.                                    1,020  $ 59,048       0.1%
*   Semtech Corp.                                                  700    27,510       0.0%
*   ServiceSource International, Inc.                               89       337       0.0%
*   Shutterstock, Inc.                                             200     8,428       0.0%
*   Silicon Laboratories, Inc.                                     400    37,160       0.0%
    Skyworks Solutions, Inc.                                     1,130    98,039       0.1%
    SS&C Technologies Holdings, Inc.                             1,129    56,055       0.1%
*   Stamps.com, Inc.                                               100    22,775       0.0%
*   StarTek, Inc.                                                  300     2,652       0.0%
#*  Stratasys, Ltd.                                                825    15,815       0.0%
#*  Super Micro Computer, Inc.                                     419     7,416       0.0%
*   Sykes Enterprises, Inc.                                      1,080    31,061       0.0%
    Symantec Corp.                                                 971    26,984       0.0%
*   Synaptics, Inc.                                                401    17,452       0.0%
#*  Synchronoss Technologies, Inc.                                 431     4,827       0.0%
    SYNNEX Corp.                                                   700    70,119       0.1%
*   Synopsys, Inc.                                                 617    52,760       0.1%
*   Syntel, Inc.                                                   600    17,328       0.0%
*   Take-Two Interactive Software, Inc.                            601    59,926       0.1%
    TE Connectivity, Ltd.                                        1,829   167,811       0.2%
*   Tech Data Corp.                                                359    27,374       0.0%
*   Teradata Corp.                                               1,635    66,904       0.1%
    Teradyne, Inc.                                               2,328    75,776       0.1%
    Tessco Technologies, Inc.                                      150     2,648       0.0%
    Texas Instruments, Inc.                                      2,281   231,362       0.2%
    TiVo Corp.                                                   1,047    14,815       0.0%
    Total System Services, Inc.                                  1,389   116,759       0.1%
    Travelport Worldwide, Ltd.                                     861    14,758       0.0%
*   Trimble, Inc.                                                  800    27,680       0.0%
    TTEC Holdings, Inc.                                          1,009    32,288       0.0%
*   TTM Technologies, Inc.                                       1,827    25,468       0.0%
*   Tyler Technologies, Inc.                                        69    15,105       0.0%
#*  Ubiquiti Networks, Inc.                                        700    49,882       0.1%
#*  Ultimate Software Group, Inc. (The)                            100    23,992       0.0%
#   Universal Display Corp.                                        267    23,509       0.0%
*   Veeco Instruments, Inc.                                        860    13,287       0.0%
*   VeriFone Systems, Inc.                                         800    18,408       0.0%
*   Verint Systems, Inc.                                           500    21,050       0.0%
#*  VeriSign, Inc.                                                 300    35,226       0.0%
    Versum Materials, Inc.                                         907    31,908       0.0%
#*  ViaSat, Inc.                                                   629    40,243       0.0%
*   Viavi Solutions, Inc.                                        1,795    16,963       0.0%
*   Virtusa Corp.                                                  655    31,532       0.0%
    Visa, Inc. Class A                                           3,978   504,729       0.5%
#   Vishay Intertechnology, Inc.                                 3,100    54,715       0.1%
*   VMware, Inc. Class A                                           120    15,991       0.0%
*   Web.com Group, Inc.                                            966    17,968       0.0%
    Western Digital Corp.                                        1,684   132,682       0.1%
#   Western Union Co. (The)                                      1,501    29,645       0.0%
*   WEX, Inc.                                                      500    80,960       0.1%
#*  Workday, Inc. Class A                                          125    15,605       0.0%
*   Worldpay, Inc. Class A                                         717    58,235       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Information Technology -- (Continued)
    Xerox Corp.                                                  1,861  $    58,528       0.1%
    Xilinx, Inc.                                                   926       59,486       0.1%
*   XO Group, Inc.                                                 517       11,209       0.0%
    Xperi Corp.                                                  1,053       23,166       0.0%
*   Zebra Technologies Corp. Class A                               773      104,224       0.1%
*   Zillow Group, Inc. Class A                                     402       19,445       0.0%
#*  Zillow Group, Inc. Class C                                     324       15,711       0.0%
*   Zix Corp.                                                    1,300        6,565       0.0%
*   Zynga, Inc. Class A                                          6,854       23,646       0.0%
                                                                        -----------      ----
Total Information Technology                                             22,086,012      22.2%
                                                                        -----------      ----
Materials -- (4.9%)
    A Schulman, Inc.                                               719       30,845       0.0%
*   AdvanSix, Inc.                                                 483       17,301       0.0%
    Air Products & Chemicals, Inc.                                 476       77,250       0.1%
#*  AK Steel Holding Corp.                                       2,700       12,393       0.0%
#   Albemarle Corp.                                                526       51,001       0.1%
*   Alcoa Corp.                                                    890       45,568       0.1%
#*  Allegheny Technologies, Inc.                                 1,894       50,324       0.1%
    AptarGroup, Inc.                                             1,000       93,500       0.1%
    Avery Dennison Corp.                                           565       59,218       0.1%
#   Ball Corp.                                                   2,377       95,294       0.1%
    Bemis Co., Inc.                                              1,119       48,419       0.1%
*   Berry Global Group, Inc.                                       688       37,840       0.0%
    Boise Cascade Co.                                              801       33,322       0.0%
    Cabot Corp.                                                    896       50,051       0.1%
    Carpenter Technology Corp.                                     800       42,608       0.1%
    Celanese Corp. Series A                                        898       97,586       0.1%
*   Century Aluminum Co.                                         1,302       22,746       0.0%
    CF Industries Holdings, Inc.                                 2,000       77,600       0.1%
    Chase Corp.                                                    114       12,768       0.0%
    Chemours Co. (The)                                             900       43,569       0.1%
*   Clearwater Paper Corp.                                         400        9,460       0.0%
#*  Cleveland-Cliffs, Inc.                                       1,306        9,691       0.0%
*   Coeur Mining, Inc.                                           2,523       19,099       0.0%
    Commercial Metals Co.                                        2,000       42,020       0.1%
#   Compass Minerals International, Inc.                           700       47,110       0.1%
    Core Molding Technologies, Inc.                                300        4,650       0.0%
*   Crown Holdings, Inc.                                           500       24,920       0.0%
    Domtar Corp.                                                   842       36,964       0.0%
    DowDuPont, Inc.                                              6,307      398,855       0.4%
    Eagle Materials, Inc.                                          385       38,100       0.0%
    Eastman Chemical Co.                                         1,300      132,704       0.1%
    Ecolab, Inc.                                                   592       85,704       0.1%
*   Ferro Corp.                                                  1,623       35,722       0.0%
*   Ferroglobe P.L.C.                                            2,435       27,515       0.0%
    FMC Corp.                                                      620       49,433       0.1%
    Freeport-McMoRan, Inc.                                       9,065      137,879       0.1%
    FutureFuel Corp.                                               801        9,372       0.0%
*   GCP Applied Technologies, Inc.                                 867       24,840       0.0%
    Graphic Packaging Holding Co.                                6,211       88,817       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Materials -- (Continued)
    Greif, Inc. Class A                                            600  $ 35,112       0.0%
    Greif, Inc. Class B                                            234    14,730       0.0%
    Haynes International, Inc.                                     259    10,829       0.0%
    HB Fuller Co.                                                  900    44,523       0.1%
    Hecla Mining Co.                                             5,080    19,456       0.0%
    Huntsman Corp.                                               2,898    86,273       0.1%
*   Ingevity Corp.                                                 456    35,034       0.0%
    Innophos Holdings, Inc.                                        408    16,883       0.0%
    Innospec, Inc.                                                 236    17,157       0.0%
    International Flavors & Fragrances, Inc.                       300    42,378       0.1%
    International Paper Co.                                      1,029    53,055       0.1%
    Kaiser Aluminum Corp.                                          224    22,073       0.0%
    KMG Chemicals, Inc.                                            300    18,447       0.0%
*   Koppers Holdings, Inc.                                         225     9,855       0.0%
    Kronos Worldwide, Inc.                                       1,568    36,127       0.0%
    Louisiana-Pacific Corp.                                      2,175    61,618       0.1%
    LyondellBasell Industries NV Class A                           977   103,298       0.1%
    Martin Marietta Materials, Inc.                                296    57,652       0.1%
    Materion Corp.                                                 491    24,918       0.0%
    Mercer International, Inc.                                     800    10,720       0.0%
    Minerals Technologies, Inc.                                    600    41,430       0.1%
    Monsanto Co.                                                   900   112,833       0.1%
    Mosaic Co. (The)                                               350     9,432       0.0%
    Myers Industries, Inc.                                         775    18,057       0.0%
    Neenah, Inc.                                                   324    25,272       0.0%
    NewMarket Corp.                                                100    37,955       0.0%
    Newmont Mining Corp.                                         2,379    93,471       0.1%
    Nucor Corp.                                                  2,128   131,127       0.1%
    Olin Corp.                                                   2,524    76,200       0.1%
    Olympic Steel, Inc.                                            300     7,035       0.0%
*   OMNOVA Solutions, Inc.                                       1,449    15,794       0.0%
*   Owens-Illinois, Inc.                                         1,696    34,480       0.0%
    Packaging Corp. of America                                     468    54,143       0.1%
    PH Glatfelter Co.                                              800    16,712       0.0%
*   Platform Specialty Products Corp.                            4,343    43,734       0.1%
    PolyOne Corp.                                                1,211    50,680       0.1%
    PPG Industries, Inc.                                           680    71,998       0.1%
    Praxair, Inc.                                                  700   106,764       0.1%
    Quaker Chemical Corp.                                          200    29,398       0.0%
    Rayonier Advanced Materials, Inc.                            1,095    23,433       0.0%
    Reliance Steel & Aluminum Co.                                  881    77,457       0.1%
    Royal Gold, Inc.                                               600    53,280       0.1%
    RPM International, Inc.                                        599    28,932       0.0%
    Schnitzer Steel Industries, Inc. Class A                       443    13,046       0.0%
    Scotts Miracle-Gro Co. (The)                                   436    36,441       0.0%
#   Sealed Air Corp.                                               862    37,799       0.0%
    Sensient Technologies Corp.                                    512    34,125       0.0%
    Sherwin-Williams Co. (The)                                     200    73,532       0.1%
    Silgan Holdings, Inc.                                        2,132    59,845       0.1%
    Sonoco Products Co.                                          1,434    73,650       0.1%
#   Southern Copper Corp.                                          400    21,124       0.0%
    Steel Dynamics, Inc.                                         2,110    94,549       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Materials -- (Continued)
    Stepan Co.                                                      352 $   24,753       0.0%
*   SunCoke Energy, Inc.                                          2,159     24,807       0.0%
#*  TimkenSteel Corp.                                               550      9,234       0.0%
    Tredegar Corp.                                                  800     14,080       0.0%
    Trinseo SA                                                      536     39,101       0.0%
    Tronox, Ltd. Class A                                          1,439     24,722       0.0%
    United States Steel Corp.                                     1,982     67,051       0.1%
#*  US Concrete, Inc.                                               202     11,807       0.0%
    Valvoline, Inc.                                                 993     20,138       0.0%
#   Vulcan Materials Co.                                            510     56,962       0.1%
    Westlake Chemical Corp.                                         357     38,188       0.0%
    WestRock Co.                                                  1,579     93,414       0.1%
    Worthington Industries, Inc.                                    900     40,077       0.0%
    WR Grace & Co.                                                  400     27,376       0.0%
                                                                        ----------       ---
Total Materials                                                          5,037,634       5.0%
                                                                        ----------       ---
Real Estate -- (0.5%)
    Alexander & Baldwin, Inc.                                     1,444     33,068       0.0%
*   Altisource Portfolio Solutions SA                               218      5,969       0.0%
*   CBRE Group, Inc. Class A                                      3,240    146,804       0.2%
#*  Forestar Group, Inc.                                             50      1,090       0.0%
    Griffin Industrial Realty, Inc.                                  93      3,450       0.0%
    HFF, Inc. Class A                                               702     24,668       0.0%
*   Howard Hughes Corp. (The)                                       335     45,326       0.1%
    Jones Lang LaSalle, Inc.                                        491     83,230       0.1%
    Kennedy-Wilson Holdings, Inc.                                 1,984     37,597       0.0%
*   Marcus & Millichap, Inc.                                        913     31,188       0.0%
*   Rafael Holdings, Inc. Class B                                   252      2,066       0.0%
    RE/MAX Holdings, Inc. Class A                                   160      8,664       0.0%
#   Realogy Holdings Corp.                                        1,936     48,032       0.1%
    RMR Group, Inc. (The) Class A                                   365     27,156       0.0%
*   St Joe Co. (The)                                              1,285     22,166       0.0%
                                                                        ----------       ---
Total Real Estate                                                          520,474       0.5%
                                                                        ----------       ---
Telecommunication Services -- (2.2%)
    AT&T, Inc.                                                   33,146  1,083,874       1.1%
    ATN International, Inc.                                         400     21,200       0.0%
*   Boingo Wireless, Inc.                                           931     21,841       0.0%
    CenturyLink, Inc.                                             9,558    177,588       0.2%
*   Cincinnati Bell, Inc.                                           700     10,605       0.0%
    Cogent Communications Holdings, Inc.                            587     27,677       0.0%
#   Consolidated Communications Holdings, Inc.                    1,388     15,684       0.0%
    IDT Corp. Class B                                               504      2,732       0.0%
#*  Iridium Communications, Inc.                                  1,497     17,814       0.0%
*   ORBCOMM, Inc.                                                 1,200     10,824       0.0%
    Shenandoah Telecommunications Co.                             1,122     42,356       0.1%
#*  Sprint Corp.                                                  6,545     36,717       0.1%
*   T-Mobile US, Inc.                                             1,996    120,778       0.1%
    Telephone & Data Systems, Inc.                                1,082     29,571       0.0%
*   United States Cellular Corp.                                    324     12,821       0.0%
    Verizon Communications, Inc.                                 11,905    587,512       0.6%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Telecommunication Services -- (Continued)
*   Vonage Holdings Corp.                                        3,429  $   38,336       0.1%
    Windstream Holdings, Inc.                                    2,991       4,636       0.0%
                                                                        ----------       ---
Total Telecommunication Services                                         2,262,566       2.3%
                                                                        ----------       ---
Utilities -- (2.2%)
    AES Corp.                                                    2,191      26,818       0.0%
    ALLETE, Inc.                                                   400      30,564       0.0%
    Alliant Energy Corp.                                           800      34,360       0.1%
    Ameren Corp.                                                   700      41,034       0.1%
    American Electric Power Co., Inc.                              600      41,988       0.1%
    American States Water Co.                                      600      33,432       0.0%
    American Water Works Co., Inc.                                 506      43,809       0.1%
    Aqua America, Inc.                                             484      17,013       0.0%
    Atlantica Yield PLC                                          1,080      21,697       0.0%
    Atmos Energy Corp.                                             244      21,201       0.0%
    Avangrid, Inc.                                                 414      21,822       0.0%
    Avista Corp.                                                   500      25,930       0.0%
#   Black Hills Corp.                                              300      17,004       0.0%
    California Water Service Group                                 600      23,250       0.0%
    CenterPoint Energy, Inc.                                     1,600      40,528       0.1%
    Chesapeake Utilities Corp.                                     161      12,236       0.0%
    CMS Energy Corp.                                               700      33,033       0.0%
    Consolidated Edison, Inc.                                      400      32,052       0.0%
#   Dominion Energy, Inc.                                        1,000      66,560       0.1%
    DTE Energy Co.                                                 385      40,579       0.1%
    Duke Energy Corp.                                              996      79,839       0.1%
    Edison International                                           500      32,760       0.0%
    El Paso Electric Co.                                           515      26,291       0.0%
    Entergy Corp.                                                  469      38,266       0.1%
    Eversource Energy                                              570      34,342       0.0%
    Exelon Corp.                                                 1,149      45,592       0.1%
    FirstEnergy Corp.                                              500      17,200       0.0%
    Great Plains Energy, Inc.                                      871      28,508       0.0%
    Hawaiian Electric Industries, Inc.                           1,100      38,159       0.1%
    IDACORP, Inc.                                                  415      38,595       0.1%
    MDU Resources Group, Inc.                                      911      25,663       0.0%
    MGE Energy, Inc.                                               400      23,220       0.0%
    Middlesex Water Co.                                            300      12,498       0.0%
#   National Fuel Gas Co.                                          656      33,686       0.0%
    New Jersey Resources Corp.                                     600      24,810       0.0%
    NextEra Energy, Inc.                                           700     114,737       0.1%
    NiSource, Inc.                                               1,112      27,122       0.0%
    Northwest Natural Gas Co.                                      400      24,520       0.0%
    NorthWestern Corp.                                             500      27,470       0.0%
    NRG Energy, Inc.                                             5,933     183,923       0.2%
    NRG Yield, Inc. Class A                                        194       3,416       0.0%
    NRG Yield, Inc. Class C                                        700      12,460       0.0%
    OGE Energy Corp.                                               800      26,296       0.0%
    ONE Gas, Inc.                                                  421      29,352       0.0%
    Ormat Technologies, Inc.                                       521      30,166       0.0%
    Otter Tail Corp.                                               600      26,310       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                        SHARES     VALUE+    OF NET ASSETS**
                                                                        ------- ------------ ---------------
Utilities -- (Continued)
#          Pattern Energy Group, Inc. Class A                             1,413 $     25,688        0.0%
           PG&E Corp.                                                       600       27,660        0.0%
           Pinnacle West Capital Corp.                                      300       24,150        0.0%
           PNM Resources, Inc.                                              400       15,860        0.0%
           Portland General Electric Co.                                    700       29,736        0.0%
           PPL Corp.                                                        800       23,280        0.0%
           Public Service Enterprise Group, Inc.                            900       46,935        0.1%
           SCANA Corp.                                                      400       14,708        0.0%
           Sempra Energy                                                    400       44,720        0.1%
           SJW Corp.                                                        211       12,755        0.0%
#          South Jersey Industries, Inc.                                    800       24,720        0.0%
           Southern Co. (The)                                             1,400       64,568        0.1%
           Southwest Gas Holdings, Inc.                                     400       29,196        0.0%
           Spire, Inc.                                                      300       21,645        0.0%
           UGI Corp.                                                        270       13,065        0.0%
           Unitil Corp.                                                     100        4,859        0.0%
           Vectren Corp.                                                    600       42,162        0.1%
*          Vistra Energy Corp.                                            1,363       31,145        0.0%
           WEC Energy Group, Inc.                                           599       38,504        0.1%
           Westar Energy, Inc.                                              800       43,344        0.1%
           WGL Holdings, Inc.                                               600       51,060        0.1%
           Xcel Energy, Inc.                                                900       42,156        0.1%
           York Water Co. (The)                                             360       11,592        0.0%
                                                                                ------------      -----
Total Utilities                                                                    2,313,619        2.3%
                                                                                ------------      -----
TOTAL COMMON STOCKS                                                               99,346,951       99.7%
                                                                                ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Media General, Inc. Contingent Value Rights                      700           70        0.0%
                                                                                ------------      -----
TOTAL INVESTMENT SECURITIES                                                       99,347,021
                                                                                ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
           State Street Institutional U.S. Government Money Market
             Fund, 1.630%                                               257,288      257,288        0.3%
                                                                                ------------      -----
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@       DFA Short Term Investment Fund                               345,152    3,993,407        4.0%
                                                                                ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $60,210,675)                                $103,597,716      104.0%
                                                                                ============      =====

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ---------- ------- ------------
  Common Stocks
     Consumer Discretionary       $17,470,605         --   --    $ 17,470,605
     Consumer Staples               5,087,157         --   --       5,087,157
     Energy                         6,940,461         --   --       6,940,461
     Financials                    21,579,970 $      427   --      21,580,397
     Industrials                   16,048,026         --   --      16,048,026
     Information Technology        22,086,012         --   --      22,086,012
     Materials                      5,037,634         --   --       5,037,634
     Real Estate                      520,474         --   --         520,474
     Telecommunication Services     2,262,566         --   --       2,262,566
     Utilities                      2,313,619         --   --       2,313,619
  Rights/Warrants                          --         70   --              70
  Temporary Cash Investments          257,288         --   --         257,288
  Securities Lending Collateral            --  3,993,407   --       3,993,407
                                  ----------- ----------   --    ------------
  TOTAL                           $99,603,812 $3,993,904   --    $103,597,716
                                  =========== ==========   ==    ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                                 SHARES VALUE++  OF NET ASSETS**
                                                 ------ -------- ---------------
COMMON STOCKS -- (93.0%)
AUSTRALIA -- (5.4%)
#   Adelaide Brighton, Ltd.                       7,168 $ 34,583       0.0%
    Amcor, Ltd.                                   6,427   66,230       0.1%
    AMP, Ltd.                                    34,118  103,281       0.1%
    ARB Corp., Ltd.                                 443    6,910       0.0%
    Asaleo Care, Ltd.                             3,744    3,642       0.0%
    Aurizon Holdings, Ltd.                        5,729   19,279       0.0%
    Ausdrill, Ltd.                                4,286    8,965       0.0%
    AusNet Services                              21,363   27,577       0.0%
    Austal, Ltd.                                  8,221   10,908       0.0%
    Australia & New Zealand Banking Group, Ltd.   7,896  158,727       0.2%
#*  Australian Agricultural Co., Ltd.            10,040    8,283       0.0%
#   Automotive Holdings Group, Ltd.               8,097   20,503       0.0%
    Aveo Group                                    4,930    9,682       0.0%
#   Bank of Queensland, Ltd.                      3,589   27,041       0.0%
    Beach Energy, Ltd.                           53,912   63,584       0.1%
#*  Beadell Resources, Ltd.                      38,340    2,315       0.0%
    Bendigo & Adelaide Bank, Ltd.                 5,376   42,789       0.1%
    BHP Billiton, Ltd.                           20,901  487,605       0.5%
    BHP Billiton, Ltd. Sponsored ADR              4,700  219,725       0.2%
    BlueScope Steel, Ltd.                        12,070  148,338       0.2%
    Boral, Ltd.                                   6,458   33,235       0.0%
    Brambles, Ltd.                                3,782   27,984       0.0%
    Breville Group, Ltd.                          2,941   25,101       0.0%
    Brickworks, Ltd.                                846   10,145       0.0%
#   Cabcharge Australia, Ltd.                     1,270    1,758       0.0%
    Caltex Australia, Ltd.                          854   19,860       0.0%
*   Cardno, Ltd.                                  3,548    3,226       0.0%
    carsales.com, Ltd.                            2,372   25,459       0.0%
    Challenger, Ltd.                                498    4,026       0.0%
    CIMIC Group, Ltd.                             1,225   41,685       0.1%
    Cleanaway Waste Management, Ltd.             38,491   45,710       0.1%
    Coca-Cola Amatil, Ltd.                        4,079   28,472       0.0%
    Collins Foods, Ltd.                           5,196   20,909       0.0%
    Commonwealth Bank of Australia                4,132  222,485       0.2%
    Computershare, Ltd.                           5,369   68,302       0.1%
    Credit Corp. Group, Ltd.                      1,551   20,871       0.0%
    CSR, Ltd.                                    16,074   67,822       0.1%
    Domain Holdings Australia, Ltd.               6,076   14,087       0.0%
    Domino's Pizza Enterprises, Ltd.                964   30,517       0.0%
    Downer EDI, Ltd.                             11,798   60,722       0.1%
    DuluxGroup, Ltd.                              4,500   26,164       0.0%
    Eclipx Group, Ltd.                            2,165    5,274       0.0%
    Elders, Ltd.                                    931    5,522       0.0%
*   Energy World Corp., Ltd.                     12,801    1,930       0.0%
    Event Hospitality and Entertainment, Ltd.     1,588   16,610       0.0%
    Evolution Mining, Ltd.                       13,763   32,900       0.0%
    Fairfax Media, Ltd.                          60,766   32,526       0.0%
    Flight Centre Travel Group, Ltd.                646   27,062       0.0%
    Fortescue Metals Group, Ltd.                 22,261   75,528       0.1%
#   G8 Education, Ltd.                            8,060   13,692       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.   4,999    8,705       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                  SHARES VALUE++  OF NET ASSETS**
                                                  ------ -------- ---------------
AUSTRALIA -- (Continued)
    GrainCorp, Ltd. Class A                        5,558 $ 36,983       0.1%
    GWA Group, Ltd.                                5,307   15,322       0.0%
#   Harvey Norman Holdings, Ltd.                   9,454   24,921       0.0%
#   HT&E, Ltd.                                     2,418    4,250       0.0%
    Incitec Pivot, Ltd.                           20,624   58,690       0.1%
    Independence Group NL                          4,733   18,208       0.0%
    Insurance Australia Group, Ltd.                2,923   17,304       0.0%
    InvoCare, Ltd.                                 2,186   21,364       0.0%
    IOOF Holdings, Ltd.                            3,952   26,540       0.0%
    IRESS, Ltd.                                    3,408   26,735       0.0%
    James Hardie Industries P.L.C. Sponsored ADR   2,500   44,525       0.1%
#   JB Hi-Fi, Ltd.                                 2,318   44,690       0.1%
#*  Kingsgate Consolidated, Ltd.                     631      135       0.0%
    LendLease Group                                3,665   49,153       0.1%
    Link Administration Holdings, Ltd.             1,386    8,624       0.0%
    Macquarie Atlas Roads Group                    4,673   22,595       0.0%
    Macquarie Group, Ltd.                          2,109  171,741       0.2%
    Magellan Financial Group, Ltd.                 1,532   26,765       0.0%
    Melbourne IT, Ltd.                             6,093   16,918       0.0%
#   Metals X, Ltd.                                   620      363       0.0%
    Metcash, Ltd.                                 18,519   49,985       0.1%
    Mineral Resources, Ltd.                        3,218   43,092       0.1%
*   MMA Offshore, Ltd.                            17,416    3,077       0.0%
    Monadelphous Group, Ltd.                       1,985   24,008       0.0%
    Mount Gibson Iron, Ltd.                        8,762    2,733       0.0%
    National Australia Bank, Ltd.                 13,026  283,173       0.3%
    Navitas, Ltd.                                  5,275   16,890       0.0%
    New Hope Corp., Ltd.                           3,628    5,902       0.0%
    Newcrest Mining, Ltd.                          2,833   44,903       0.1%
    Nine Entertainment Co. Holdings, Ltd.          8,821   15,620       0.0%
    Northern Star Resources, Ltd.                  9,219   43,997       0.1%
    Nufarm, Ltd.                                   6,225   42,549       0.1%
    Oil Search, Ltd.                               6,051   35,598       0.0%
    Orica, Ltd.                                    6,623   98,677       0.1%
*   Origin Energy, Ltd.                           11,297   82,477       0.1%
    Orora, Ltd.                                   19,908   49,930       0.1%
    OZ Minerals, Ltd.                              8,700   60,038       0.1%
*   Paladin Energy, Ltd.                             174       16       0.0%
    Peet, Ltd.                                     7,973    8,475       0.0%
    Perpetual, Ltd.                                  794   23,954       0.0%
    Platinum Asset Management, Ltd.                  591    2,507       0.0%
*   PMP, Ltd.                                     15,111    3,180       0.0%
    Premier Investments, Ltd.                      1,668   19,695       0.0%
    Qantas Airways, Ltd.                           7,463   32,274       0.0%
    QBE Insurance Group, Ltd.                      7,916   59,121       0.1%
#   Qube Holdings, Ltd.                           15,876   27,362       0.0%
#*  Quintis, Ltd.                                  3,576      697       0.0%
*   Ramelius Resources, Ltd.                      25,470    9,830       0.0%
    Reece, Ltd.                                    3,860   30,807       0.0%
    Resolute Mining, Ltd.                         11,362    9,703       0.0%
#   Retail Food Group, Ltd.                        4,745    3,283       0.0%
    Ridley Corp., Ltd.                             8,823    8,459       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                            SHARES  VALUE++   OF NET ASSETS**
                                            ------ ---------- ---------------
AUSTRALIA -- (Continued)
    Rio Tinto, Ltd.                          3,517 $  209,311       0.2%
    Sandfire Resources NL                    1,850     10,949       0.0%
*   Santos, Ltd.                            13,432     61,865       0.1%
    Seek, Ltd.                               3,829     55,696       0.1%
#*  Senex Energy, Ltd.                      31,081      9,647       0.0%
#   Seven Group Holdings, Ltd.               4,445     60,611       0.1%
    Seven West Media, Ltd.                  18,225      7,580       0.0%
    Sims Metal Management, Ltd.              2,210     26,709       0.0%
    South32, Ltd.                           12,048     33,433       0.0%
    South32, Ltd. ADR                        1,845     25,627       0.0%
    Southern Cross Media Group, Ltd.        18,980     16,435       0.0%
    Spark Infrastructure Group              19,557     34,483       0.0%
    St Barbara, Ltd.                         2,817      8,987       0.0%
    Suncorp Group, Ltd.                      3,848     40,472       0.1%
#   Super Retail Group, Ltd.                 4,028     21,778       0.0%
    Sydney Airport                           3,330     17,829       0.0%
    Tassal Group, Ltd.                       7,112     20,719       0.0%
    Telstra Corp., Ltd.                      9,755     23,194       0.0%
    Tox Free Solutions, Ltd.                 3,517      9,101       0.0%
#   TPG Telecom, Ltd.                        4,198     17,609       0.0%
    Transurban Group                         2,144     18,682       0.0%
#*  Village Roadshow, Ltd.                   1,430      2,323       0.0%
    Vocus Group, Ltd.                        7,293     13,403       0.0%
    Wesfarmers, Ltd.                         2,713     89,252       0.1%
    Western Areas, Ltd.                      7,865     20,253       0.0%
*   Westgold Resources, Ltd.                   309        342       0.0%
    Westpac Banking Corp.                    5,439    116,832       0.1%
    Westpac Banking Corp. Sponsored ADR      7,516    161,143       0.2%
#   Whitehaven Coal, Ltd.                   10,339     35,652       0.1%
    Woodside Petroleum, Ltd.                 4,126     99,987       0.1%
    Woolworths Group, Ltd.                   1,748     36,561       0.1%
    WorleyParsons, Ltd.                      4,976     60,651       0.1%
    WPP AUNZ, Ltd.                          10,662      7,354       0.0%
*   Xero, Ltd.                                   3         85       0.0%
                                                   ----------       ---
TOTAL AUSTRALIA                                     5,640,649       5.7%
                                                   ----------       ---
AUSTRIA -- (0.5%)
    ANDRITZ AG                                 779     41,872       0.1%
    Austria Technologie & Systemtechnik AG     289      7,136       0.0%
    CA Immobilien Anlagen AG                   605     20,979       0.0%
    Erste Group Bank AG                      1,357     66,360       0.1%
    EVN AG                                     660     13,513       0.0%
    IMMOFINANZ AG                            3,670      9,608       0.0%
    Lenzing AG                                 229     26,648       0.0%
    Mayr Melnhof Karton AG                     204     30,914       0.1%
    Oesterreichische Post AG                   380     18,249       0.0%
    OMV AG                                     936     57,971       0.1%
    POLYTEC Holding AG                         317      5,705       0.0%
*   Raiffeisen Bank International AG         1,987     67,073       0.1%
    S IMMO AG                                1,165     23,045       0.0%
#   Semperit AG Holding                        156      3,441       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                          SHARES  VALUE++   OF NET ASSETS**
                                                          ------ ---------- ---------------
AUSTRIA -- (Continued)
    Strabag SE                                              412  $   16,954       0.0%
    Telekom Austria AG                                    2,667      25,432       0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe    492      15,993       0.0%
    Voestalpine AG                                        1,598      84,306       0.1%
    Wienerberger AG                                         602      15,169       0.0%
#   Zumtobel Group AG                                       642       5,818       0.0%
                                                                 ----------       ---
TOTAL AUSTRIA                                                       556,186       0.6%
                                                                 ----------       ---
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                               593     107,004       0.1%
    Ageas                                                 3,654     195,435       0.2%
    Banque Nationale de Belgique                              6      21,336       0.0%
    Bekaert SA                                              983      41,291       0.1%
#   bpost SA                                                919      20,154       0.0%
    Cie d'Entreprises CFE                                   220      27,692       0.0%
    Colruyt SA                                              867      48,787       0.1%
    D'ieteren SA                                            477      20,302       0.0%
    Econocom Group SA                                     3,206      20,641       0.0%
    Elia System Operator SA                                 191      12,067       0.0%
#   Euronav NV                                            3,095      24,973       0.0%
    EVS Broadcast Equipment SA                              132       4,325       0.0%
#*  Exmar NV                                                649       4,533       0.0%
    Gimv NV                                                 154       9,228       0.0%
    KBC Group NV                                          1,618     140,669       0.2%
    Kinepolis Group NV                                      156      10,900       0.0%
    Melexis NV                                              479      45,581       0.1%
#*  Nyrstar NV                                            3,926      27,090       0.0%
#   Ontex Group NV                                        1,363      34,937       0.0%
    Orange Belgium SA                                     1,400      29,060       0.0%
    Proximus SADP                                         1,452      44,495       0.1%
    Recticel SA                                           1,388      17,331       0.0%
    Sioen Industries NV                                     327      12,040       0.0%
    Sipef SA                                                114       8,236       0.0%
    Solvay SA                                               816     113,481       0.1%
*   Telenet Group Holding NV                                543      31,733       0.0%
*   Tessenderlo Group SA                                  1,111      46,577       0.1%
#   Umicore SA                                            1,830     101,782       0.1%
    Van de Velde NV                                         206       8,510       0.0%
*   Viohalco SA                                           1,602       6,875       0.0%
                                                                 ----------       ---
TOTAL BELGIUM                                                     1,237,065       1.2%
                                                                 ----------       ---
CANADA -- (8.0%)
    Absolute Software Corp.                                 500       2,714       0.0%
*   Advantage Oil & Gas, Ltd.                             3,200      10,194       0.0%
    Aecon Group, Inc.                                     1,800      25,305       0.0%
    AGF Management, Ltd. Class B                          1,754       9,631       0.0%
    Agnico Eagle Mines, Ltd.                                443      18,646       0.0%
#   Aimia, Inc.                                           2,960       5,095       0.0%
*   Alacer Gold Corp.                                     4,256       7,060       0.0%
    Alamos Gold, Inc. Class A                             8,507      45,981       0.1%
#   Alaris Royalty Corp.                                    700       9,285       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                        SHARES VALUE++  OF NET ASSETS**
                                                        ------ -------- ---------------
CANADA -- (Continued)
    Algonquin Power & Utilities Corp.                   3,600  $ 35,048       0.0%
    Alimentation Couche-Tard, Inc. Class B                667    28,837       0.0%
#*  Alio Gold, Inc.                                       450       880       0.0%
    AltaGas, Ltd.                                         700    13,494       0.0%
#   ARC Resources, Ltd.                                 5,496    61,297       0.1%
*   Argonaut Gold, Inc.                                   172       331       0.0%
#*  Asanko Gold, Inc.                                   2,900     3,230       0.0%
    Atco, Ltd. Class I                                    600    18,155       0.0%
#*  Athabasca Oil Corp.                                 6,553     7,758       0.0%
*   ATS Automation Tooling Systems, Inc.                  300     4,105       0.0%
    AutoCanada, Inc.                                      359     6,101       0.0%
*   B2Gold Corp.                                        4,600    13,220       0.0%
#   Badger Daylighting, Ltd.                              679    13,078       0.0%
    Bank of Montreal(2073174)                           3,601   273,424       0.3%
    Bank of Montreal(2076009)                           2,144   162,827       0.2%
    Bank of Nova Scotia (The)(2076281)                  4,742   291,474       0.3%
    Bank of Nova Scotia (The)(2957665)                  2,705   166,249       0.2%
    Barrick Gold Corp.                                  7,482   100,783       0.1%
*   Baytex Energy Corp.                                 5,240    23,467       0.0%
    BCE, Inc.(B188TH2)                                    166     7,026       0.0%
    BCE, Inc.(B188TJ4)                                    604    25,640       0.0%
*   Bellatrix Exploration, Ltd.                           352       523       0.0%
    Birchcliff Energy, Ltd.                             2,200     7,968       0.0%
#   Black Diamond Group, Ltd.                           1,000     1,908       0.0%
*   BlackPearl Resources, Inc.                          5,400     5,846       0.0%
*   Bombardier, Inc. Class B                            6,000    18,552       0.0%
#   Bonavista Energy Corp.                              4,473     5,504       0.0%
    Bonterra Energy Corp.                                 198     2,437       0.0%
    Brookfield Asset Management, Inc. Class A(2092599)    700    27,745       0.0%
#   Brookfield Asset Management, Inc. Class A(2092555)  1,502    59,539       0.1%
    CAE, Inc.(2162760)                                  2,040    38,561       0.1%
    CAE, Inc.(2125097)                                  2,197    41,633       0.1%
*   Calfrac Well Services, Ltd.                         1,440     7,514       0.0%
    Cameco Corp.                                        2,992    31,506       0.0%
    Canaccord Genuity Group, Inc.                       1,669     7,892       0.0%
*   Canacol Energy, Ltd.                                2,570     8,587       0.0%
    Canadian Imperial Bank of Commerce(2170525)         1,427   124,289       0.1%
    Canadian Imperial Bank of Commerce(2418872)           140    12,187       0.0%
    Canadian National Railway Co.(2180632)                600    46,343       0.1%
    Canadian National Railway Co.(2210959)              1,058    81,762       0.1%
    Canadian Natural Resources, Ltd.                    2,557    92,257       0.1%
    Canadian Pacific Railway, Ltd.                        300    54,740       0.1%
    Canadian Tire Corp., Ltd. Class A                     596    81,224       0.1%
    Canadian Utilities, Ltd. Class A                      600    15,281       0.0%
    Canadian Western Bank                               1,800    47,764       0.1%
*   Canfor Corp.                                          830    19,064       0.0%
    Canfor Pulp Products, Inc.                          1,000    14,058       0.0%
    Capital Power Corp.                                 1,079    20,488       0.0%
*   Capstone Mining Corp.                               9,500     8,287       0.0%
#   Cardinal Energy, Ltd.                               2,701    10,897       0.0%
    Cascades, Inc.                                      2,400    22,898       0.0%
*   Celestica, Inc.                                     2,400    27,600       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                    SHARES VALUE++ OF NET ASSETS**
                                                    ------ ------- ---------------
CANADA -- (Continued)
#   Cenovus Energy, Inc.                             5,857 $58,746       0.1%
*   Centerra Gold, Inc.                              5,319  32,478       0.0%
    Cervus Equipment Corp.                             600   6,173       0.0%
*   CGI Group, Inc. Class A                            483  27,988       0.0%
#*  China Gold International Resources Corp., Ltd.   4,400   8,944       0.0%
#   CI Financial Corp.                               2,756  57,998       0.1%
#   Cineplex, Inc.                                     800  18,699       0.0%
    Cogeco Communications, Inc.                        495  26,374       0.0%
    Cogeco, Inc.                                       300  15,374       0.0%
    Colliers International Group, Inc.                 805  54,678       0.1%
    Constellation Software, Inc.                       100  71,469       0.1%
#*  Continental Gold, Inc.                           4,000  10,810       0.0%
#   Corus Entertainment, Inc. Class B                1,500   7,477       0.0%
    Cott Corp.(2228952)                                300   4,290       0.0%
    Cott Corp.(2228941)                              3,102  44,359       0.1%
    Crescent Point Energy Corp.(B67C8W8)             2,478  21,709       0.0%
    Crescent Point Energy Corp.(B67C970)             3,609  31,651       0.0%
*   Crew Energy, Inc.                                2,714   5,517       0.0%
*   Detour Gold Corp.                                2,500  18,069       0.0%
    Dollarama, Inc.                                    500  57,557       0.1%
    Dorel Industries, Inc. Class B                     485  10,482       0.0%
*   Dundee Precious Metals, Inc.                     2,800   7,109       0.0%
    E-L Financial Corp., Ltd.                           34  21,316       0.0%
    ECN Capital Corp.                                3,970  10,513       0.0%
#*  Eldorado Gold Corp.                             11,404  10,836       0.0%
    Element Fleet Management Corp.                   2,800  10,577       0.0%
#   Emera, Inc.                                        370  11,524       0.0%
    Empire Co., Ltd. Class A                         1,100  21,273       0.0%
#   Enbridge Income Fund Holdings, Inc.              1,679  35,909       0.1%
    Enbridge, Inc.                                   1,248  37,801       0.1%
    Encana Corp.(2793193)                            2,031  25,294       0.0%
    Encana Corp.(2793182)                            2,703  33,733       0.0%
#   Enercare, Inc.                                     939  12,696       0.0%
    Enerflex, Ltd.                                   1,364  16,668       0.0%
#*  Energy Fuels, Inc.                                 100     177       0.0%
    Enerplus Corp.                                   3,726  43,259       0.1%
    Enghouse Systems, Ltd.                             272  14,105       0.0%
    Ensign Energy Services, Inc.                     3,401  16,290       0.0%
#   Equitable Group, Inc.                              300  13,533       0.0%
*   Essential Energy Services Trust                  4,177   2,017       0.0%
    Evertz Technologies, Ltd.                          722   9,976       0.0%
#   Exchange Income Corp.                              900  21,260       0.0%
    Fairfax Financial Holdings, Ltd.                   120  66,435       0.1%
    Finning International, Inc.                      1,611  40,640       0.1%
    First Capital Realty, Inc.                       1,500  23,447       0.0%
#*  First Majestic Silver Corp.                        521   3,384       0.0%
    First Quantum Minerals, Ltd.                     3,789  54,590       0.1%
    FirstService Corp.                                 805  56,427       0.1%
    Fortis, Inc.                                       300  10,070       0.0%
*   Fortuna Silver Mines, Inc.                       2,400  13,627       0.0%
#   Genworth MI Canada, Inc.                         1,089  35,199       0.1%
    George Weston, Ltd.                                339  27,773       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                              SHARES VALUE++  OF NET ASSETS**
                                                              ------ -------- ---------------
CANADA -- (Continued)
    Gildan Activewear, Inc.                                    1,618 $ 47,130       0.1%
#   Gluskin Sheff + Associates, Inc.                           1,000   12,095       0.0%
    Goldcorp, Inc.(2676636)                                    4,279   56,868       0.1%
    Goldcorp, Inc.(2676302)                                    1,400   18,580       0.0%
#*  Golden Star Resources, Ltd.                                8,100    5,867       0.0%
*   Gran Tierra Energy, Inc.                                   5,979   19,698       0.0%
    Guardian Capital Group, Ltd. Class A                         600   11,328       0.0%
*   Heroux-Devtek, Inc.                                        1,000   11,441       0.0%
#*  Home Capital Group, Inc.                                     800    8,966       0.0%
    HudBay Minerals, Inc.                                      4,699   32,828       0.0%
#   Hudson's Bay Co.                                           1,300    9,193       0.0%
    Husky Energy, Inc.                                         2,554   35,721       0.1%
*   IAMGOLD Corp.(2149525)                                       326    1,780       0.0%
*   IAMGOLD Corp.(2446646)                                     8,705   47,595       0.1%
    IGM Financial, Inc.                                          400   12,278       0.0%
#   Imperial Oil, Ltd.                                           698   21,729       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   1,373   57,670       0.1%
    Innergex Renewable Energy, Inc.                            1,785   18,824       0.0%
    Inter Pipeline, Ltd.                                         800   14,424       0.0%
*   Interfor Corp.                                             1,300   24,310       0.0%
    Intertape Polymer Group, Inc.                              1,300   20,199       0.0%
#*  Iron Bridge Resources, Inc.                                3,700    1,412       0.0%
    Just Energy Group, Inc.                                    2,100    8,783       0.0%
*   Kelt Exploration, Ltd.                                     3,100   19,605       0.0%
    Keyera Corp.                                               1,600   43,080       0.1%
*   Kingsway Financial Services, Inc.                            425    1,662       0.0%
*   Kinross Gold Corp.                                        25,280   97,856       0.1%
    Kirkland Lake Gold, Ltd.                                   1,500   26,169       0.0%
    Labrador Iron Ore Royalty Corp.                            1,400   23,825       0.0%
    Laurentian Bank of Canada                                    650   24,963       0.0%
    Leon's Furniture, Ltd.                                       400    5,290       0.0%
    Linamar Corp.                                              1,008   56,486       0.1%
    Loblaw Cos., Ltd.                                            900   45,773       0.1%
    Lundin Mining Corp.                                       11,905   78,813       0.1%
    Magna International, Inc.(2554475)                         1,978  116,821       0.1%
#   Magna International, Inc.(2554549)                         1,700  100,300       0.1%
*   Major Drilling Group International, Inc.                   2,500   12,500       0.0%
#   Mandalay Resources Corp.                                   3,315      542       0.0%
    Manulife Financial Corp.(2492519)                            700   13,210       0.0%
    Manulife Financial Corp.(2492520)                          5,043   95,161       0.1%
    Maple Leaf Foods, Inc.                                       500   12,053       0.0%
    Martinrea International, Inc.                              3,400   40,569       0.1%
#   Maxar Technologies, Ltd.                                   1,066   48,238       0.1%
*   Maxim Power Corp.                                          1,600    3,053       0.0%
*   MEG Energy Corp.                                           4,341   22,450       0.0%
    Methanex Corp.                                               555   33,453       0.0%
    Metro, Inc.                                                  949   30,112       0.0%
*   Mitel Networks Corp.                                       2,000   22,322       0.0%
    Morneau Shepell, Inc.                                        911   18,001       0.0%
    Mullen Group, Ltd.                                         2,700   30,597       0.0%
    National Bank of Canada                                    4,400  208,974       0.2%
#   Nevsun Resources, Ltd.                                     8,700   24,258       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                            SHARES VALUE++  OF NET ASSETS**
                                            ------ -------- ---------------
CANADA -- (Continued)
    New Flyer Industries, Inc.                 785 $ 36,054       0.1%
*   New Gold, Inc.(644535106)                1,500    3,510       0.0%
*   New Gold, Inc.(2826947)                  5,860   13,738       0.0%
#*  Newalta Corp.                            1,319    1,315       0.0%
    North West Co., Inc. (The)                 600   12,902       0.0%
#   Northland Power, Inc.                    1,500   27,045       0.0%
#   Nutrien, Ltd.(BDH3SB9)                   1,787   81,363       0.1%
    Nutrien, Ltd.(BDRJLN0)                   1,784   81,214       0.1%
*   NuVista Energy, Ltd.                     2,462   16,165       0.0%
#*  Obsidian Energy, Ltd.(BDHLTY3)           2,097    2,349       0.0%
#*  Obsidian Energy, Ltd.(BDHLTZ4)           4,010    4,435       0.0%
    OceanaGold Corp.                         6,600   17,786       0.0%
    Open Text Corp.                          1,618   57,124       0.1%
    Pan American Silver Corp.                2,197   35,416       0.1%
*   Paramount Resources, Ltd. Class A        1,200   17,131       0.0%
*   Parex Resources, Inc.                    1,100   18,925       0.0%
#   Parkland Fuel Corp.                        800   18,574       0.0%
    Pason Systems, Inc.                        400    5,592       0.0%
#*  Pengrowth Energy Corp.                  10,136    9,078       0.0%
#   Peyto Exploration & Development Corp.    1,508   14,257       0.0%
*   PHX Energy Services Corp.                  742    1,352       0.0%
    Pizza Pizza Royalty Corp.                  400    4,309       0.0%
    PrairieSky Royalty, Ltd.                   186    4,124       0.0%
*   Precision Drilling Corp.(B5TQB99)        3,099   11,032       0.0%
*   Precision Drilling Corp.(B5YPLH9)        4,800   17,122       0.0%
    Premium Brands Holdings Corp.              381   35,790       0.1%
    Quarterhill, Inc.                        2,661    4,000       0.0%
    Quebecor, Inc. Class B                   1,800   33,562       0.0%
*   Raging River Exploration, Inc.           2,300   12,790       0.0%
#   Richelieu Hardware, Ltd.                   900   19,424       0.0%
    Rogers Communications, Inc. Class B        600   28,324       0.0%
    Rogers Sugar, Inc.                       2,550   11,916       0.0%
    Royal Bank of Canada(2754383)            3,651  277,646       0.3%
    Royal Bank of Canada(2756196)            1,101   83,731       0.1%
    Russel Metals, Inc.                      1,100   24,999       0.0%
*   Sabina Gold & Silver Corp.               6,400    8,474       0.0%
*   Sandstorm Gold, Ltd.                     3,300   15,267       0.0%
    Saputo, Inc.                             1,600   51,877       0.1%
    Secure Energy Services, Inc.               840    5,286       0.0%
*   SEMAFO, Inc.                             8,300   25,728       0.0%
*   Seven Generations Energy, Ltd. Class A   4,841   69,074       0.1%
    Shaw Communications, Inc. Class B        3,396   69,856       0.1%
    ShawCor, Ltd.                              752   14,549       0.0%
    SNC-Lavalin Group, Inc.                    664   29,111       0.0%
#   Sprott, Inc.                             3,550    9,401       0.0%
*   SSR Mining, Inc.                         1,567   16,049       0.0%
    Stantec, Inc.                            1,000   25,445       0.0%
    Stella-Jones, Inc.                         716   25,948       0.0%
    Student Transportation, Inc.               127      950       0.0%
    Suncor Energy, Inc.(B3NB0P5)             4,814  184,039       0.2%
    Suncor Energy, Inc.(B3NB1P2)               501   19,156       0.0%
#*  SunOpta, Inc.                            1,700   11,466       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES  VALUE++   OF NET ASSETS**
                                             ------ ---------- ---------------
  CANADA -- (Continued)
      Superior Plus Corp.                     2,984 $   28,912       0.0%
      Surge Energy, Inc.                      5,100      9,493       0.0%
  #   Tahoe Resources, Inc.                   4,920     24,794       0.0%
  *   Tamarack Valley Energy, Ltd.            5,650     15,666       0.0%
  *   Taseko Mines, Ltd.                      4,300      5,124       0.0%
      Teck Resources, Ltd. Class B(2124533)   2,690     67,600       0.1%
      Teck Resources, Ltd. Class B(2879327)   2,037     51,133       0.1%
      TELUS Corp.                               712     25,481       0.0%
  *   Teranga Gold Corp.                      5,200     19,845       0.0%
      TFI International, Inc.                 2,900     83,954       0.1%
      Thomson Reuters Corp.                   1,328     53,401       0.1%
      TMX Group, Ltd.                           601     36,249       0.1%
      TORC Oil & Gas, Ltd.                    2,700     15,309       0.0%
      Toromont Industries, Ltd.                 600     26,277       0.0%
      Toronto-Dominion Bank (The)(2042516)    2,451    137,624       0.2%
      Toronto-Dominion Bank (The)(2897222)    4,274    240,039       0.3%
      Torstar Corp. Class B                   1,100      1,585       0.0%
      Total Energy Services, Inc.             1,194     12,666       0.0%
      Tourmaline Oil Corp.                    2,581     48,549       0.1%
      TransAlta Corp.(2786096)                  777      4,118       0.0%
      TransAlta Corp.(2901628)                4,801     25,277       0.0%
      Transcontinental, Inc. Class A          1,600     33,696       0.0%
  *   Trevali Mining Corp.                    9,243      8,567       0.0%
  *   Trican Well Service, Ltd.               6,127     16,319       0.0%
      Tricon Capital Group, Inc.              1,255      9,833       0.0%
  *   Trinidad Drilling, Ltd.                 5,273      7,639       0.0%
  *   Trisura Group, Ltd.(BYWPWZ9)                9        170       0.0%
  *   Trisura Group, Ltd.(BFNJQX3)                4         79       0.0%
  *   Turquoise Hill Resources, Ltd.          2,008      5,943       0.0%
      Uni-Select, Inc.                          600      9,285       0.0%
      West Fraser Timber Co., Ltd.            1,840    124,635       0.1%
  *   Western Energy Services Corp.           2,146      1,956       0.0%
      Western Forest Products, Inc.          13,700     29,556       0.0%
      Westshore Terminals Investment Corp.      318      5,491       0.0%
      Wheaton Precious Metals Corp.             900     18,681       0.0%
      Whitecap Resources, Inc.                5,924     42,909       0.1%
      Winpak, Ltd.                              341     12,658       0.0%
      WSP Global, Inc.                          833     41,243       0.1%
      Yamana Gold, Inc.                      13,032     37,455       0.1%
                                                    ----------       ---
  TOTAL CANADA                                       8,353,325       8.4%
                                                    ----------       ---
  DENMARK -- (1.1%)
      Alm Brand A.S.                          3,000     31,705       0.0%
      AP Moller - Maersk A.S. Class A             8     12,211       0.0%
      AP Moller - Maersk A.S. Class B            21     33,642       0.0%
  *   Bang & Olufsen A.S.                       670     16,492       0.0%
  #*  D/S Norden A.S.                           429      7,827       0.0%
      Danske Bank A.S.                        2,022     70,370       0.1%
      DFDS A.S.                                 827     51,488       0.1%
      DSV A.S.                                1,560    123,545       0.1%
      FLSmidth & Co. A.S.                       356     21,989       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                         SHARES  VALUE++   OF NET ASSETS**
                                         ------ ---------- ---------------
DENMARK -- (Continued)
    ISS A.S.                              1,832 $   63,889       0.1%
    Jyske Bank A.S.                       1,055     63,173       0.1%
*   Nilfisk Holding A.S.                    417     20,421       0.0%
#*  NKT A.S.                                417     12,396       0.0%
    Novozymes A.S. Class B                1,400     65,818       0.1%
    Orsted A.S.                             408     26,861       0.0%
    Pandora A.S.                            621     68,986       0.1%
    Per Aarsleff Holding A.S.               650     24,337       0.0%
    Ringkjoebing Landbobank A.S.            280     16,868       0.0%
    Rockwool International A.S. Class A      41     11,147       0.0%
    Rockwool International A.S. Class B     132     39,796       0.1%
    Schouw & Co., A.S.                      232     22,819       0.0%
    SimCorp A.S.                            600     43,500       0.1%
    Solar A.S. Class B                      125      8,066       0.0%
    Spar Nord Bank A.S.                   2,142     24,463       0.0%
    Sydbank A.S.                          1,256     46,432       0.1%
    Topdanmark A.S.                       1,775     83,478       0.1%
    Tryg A.S.                             1,150     27,219       0.0%
    United International Enterprises         32      7,167       0.0%
    Vestas Wind Systems A.S.              1,543     99,820       0.1%
*   Vestjysk Bank A.S.                      250        103       0.0%
                                                ----------       ---
TOTAL DENMARK                                    1,146,028       1.2%
                                                ----------       ---
FINLAND -- (2.1%)
#   Ahlstrom-Munksjo Oyj                    678     13,523       0.0%
    Aktia Bank Oyj                          537      5,339       0.0%
    Alma Media Oyj                        1,213     10,961       0.0%
    Amer Sports Oyj                       2,402     73,475       0.1%
    Atria Oyj                               595      8,463       0.0%
    Cargotec Oyj Class B                  1,344     68,454       0.1%
    Citycon Oyj                           3,421      7,824       0.0%
    Cramo Oyj                               564     13,240       0.0%
    Elisa Oyj                             1,907     84,294       0.1%
    F-Secure Oyj                          1,026      4,572       0.0%
    Finnair Oyj                           1,332     18,156       0.0%
    Fiskars Oyj Abp                         664     16,525       0.0%
    Fortum Oyj                            3,104     71,401       0.1%
#   Huhtamaki Oyj                         2,364     96,155       0.1%
    Kemira Oyj                            1,740     23,288       0.0%
    Kesko Oyj Class A                       401     22,871       0.0%
    Kesko Oyj Class B                     1,418     83,265       0.1%
#   Kone Oyj Class B                      1,134     56,321       0.1%
    Konecranes Oyj                        1,141     46,533       0.1%
    Lassila & Tikanoja Oyj                  606     12,161       0.0%
    Metsa Board Oyj                       2,428     27,204       0.0%
    Metso Oyj                             2,401     85,332       0.1%
#   Neste Oyj                             1,474    124,120       0.1%
    Nokia Oyj(5902941)                   27,452    164,718       0.2%
    Nokia Oyj(5946455)                    5,767     34,633       0.0%
    Nokian Renkaat Oyj                    2,772    110,913       0.1%
    Outokumpu Oyj                         5,944     38,468       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                  SHARES  VALUE++   OF NET ASSETS**
                                                  ------ ---------- ---------------
FINLAND -- (Continued)
    Raisio Oyj Class V                            5,314  $   22,612       0.0%
    Ramirent Oyj                                  1,350      11,734       0.0%
    Sampo Oyj Class A                             1,245      67,332       0.1%
    Sanoma Oyj                                      358       3,980       0.0%
*   Stockmann Oyj Abp Class A                        10          48       0.0%
#*  Stockmann Oyj Abp Class B                       646       3,137       0.0%
    Stora Enso Oyj Class R                        4,818      95,033       0.1%
    Stora Enso Oyj Sponsored ADR                  7,519     148,763       0.2%
    Technopolis Oyj                               3,587      16,776       0.0%
    Tieto Oyj                                     1,067      38,219       0.0%
    Tikkurila Oyj                                   201       3,634       0.0%
    UPM-Kymmene Oyj                               2,608      93,058       0.1%
    UPM-Kymmene Oyj Sponsored ADR                 7,100     254,677       0.3%
    Uponor Oyj                                      782      13,624       0.0%
    Vaisala Oyj Class A                             428      10,526       0.0%
    Valmet Oyj                                    1,806      34,235       0.0%
    Wartsila Oyj Abp                              4,209      89,367       0.1%
    YIT Oyj                                       2,432      16,321       0.0%
                                                         ----------       ---
TOTAL FINLAND                                             2,245,285       2.3%
                                                         ----------       ---
FRANCE -- (7.7%)
*   Air France-KLM                                3,297      32,312       0.0%
    Airbus SE                                     1,424     167,154       0.2%
    Albioma SA                                    1,147      28,364       0.0%
    Alstom SA                                       743      33,828       0.0%
    Altamir                                         936      15,733       0.0%
    Alten SA                                        360      35,758       0.0%
    Altran Technologies SA                        3,839      59,258       0.1%
    Amundi SA                                       198      16,839       0.0%
#*  Antalis International SAS                        87         172       0.0%
    Arkema SA                                     1,212     158,765       0.2%
    Assystem                                        430      14,476       0.0%
    Atos SE                                         494      66,690       0.1%
    AXA SA                                        5,863     167,674       0.2%
    Beneteau SA                                     816      18,438       0.0%
    BNP Paribas SA                                3,290     253,986       0.3%
    Bollore SA                                    4,067      20,215       0.0%
    Bonduelle SCA                                   316      14,064       0.0%
#   Bouygues SA                                   2,961     151,026       0.2%
    Bureau Veritas SA                             1,505      39,352       0.0%
    Capgemini SE                                    872     119,957       0.1%
    Carrefour SA                                  6,143     126,038       0.1%
#   Casino Guichard Perrachon SA                    937      48,604       0.1%
    Chargeurs SA                                    839      25,323       0.0%
    Cie de Saint-Gobain                           2,316     121,175       0.1%
    Cie des Alpes                                   374      13,317       0.0%
    Cie Generale des Etablissements Michelin SCA  1,763     247,918       0.3%
    Cie Plastic Omnium SA                         1,743      83,764       0.1%
    CNP Assurances                                1,406      36,013       0.0%
*   Coface SA                                     1,389      17,598       0.0%
    Credit Agricole SA                            3,000      49,402       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                         SHARES VALUE++  OF NET ASSETS**
                                         ------ -------- ---------------
FRANCE -- (Continued)
#   Danone SA                             1,183 $ 95,830       0.1%
    Dassault Systemes SE                    560   72,570       0.1%
    Derichebourg SA                       2,685   23,762       0.0%
    Edenred                               2,281   78,582       0.1%
    Eiffage SA                              799   95,106       0.1%
    Electricite de France SA              6,220   87,290       0.1%
    Elior Group SA                        1,633   33,344       0.0%
    Elis SA                               1,070   25,590       0.0%
    Engie SA                              8,529  149,611       0.2%
*   Eramet                                  350   60,920       0.1%
*   Esso SA Francaise                        16      969       0.0%
    Euronext NV                             616   44,157       0.0%
    Eutelsat Communications SA            3,415   73,959       0.1%
    Faurecia SA                           1,957  159,806       0.2%
*   Fnac Darty SA                            77    8,262       0.0%
*   Fnac Darty SA                           578   61,504       0.1%
    Gaztransport Et Technigaz SA            566   35,090       0.0%
    Getlink                               2,874   40,558       0.0%
    Groupe Crit                             186   20,237       0.0%
    Hermes International                     47   30,392       0.0%
    Iliad SA                                101   20,231       0.0%
    Imerys SA                               284   25,921       0.0%
    Ingenico Group SA                       648   56,683       0.1%
    IPSOS                                   595   22,652       0.0%
    JCDecaux SA                           1,302   46,659       0.0%
    Kering SA                                81   46,858       0.1%
#   L'Oreal SA                              434  104,503       0.1%
    Lagardere SCA                         2,488   71,160       0.1%
    Lectra                                  328    8,566       0.0%
    Legrand SA                              923   71,821       0.1%
    LISI                                    390   14,376       0.0%
    LVMH Moet Hennessy Louis Vuitton SE     788  274,233       0.3%
    Mersen SA                               239   11,230       0.0%
    Metropole Television SA               1,252   30,825       0.0%
    MGI Coutier                             303   10,460       0.0%
    Natixis SA                            4,949   40,646       0.0%
    Neopost SA                              479   12,925       0.0%
    Nexans SA                               940   49,587       0.1%
    Nexity SA                               587   36,705       0.0%
    Orange SA                            15,194  276,221       0.3%
    Orange SA Sponsored ADR               2,675   48,712       0.1%
#   Peugeot SA                            9,468  233,136       0.2%
    Publicis Groupe SA                      175   13,086       0.0%
    Publicis Groupe SA ADR                2,600   48,490       0.1%
#   Rallye SA                               796   12,421       0.0%
    Renault SA                            1,352  146,532       0.2%
    Rexel SA                              4,621   71,634       0.1%
    Rothschild & Co.                        294   11,165       0.0%
#   Rubis SCA                             1,290  100,370       0.1%
    Safran SA                               573   67,207       0.1%
    Savencia SA                             112   11,601       0.0%
    Schneider Electric SE(4834108)        1,564  141,768       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
FRANCE -- (Continued)
    Schneider Electric SE(B11BPS1)               213 $   19,122       0.0%
#   SCOR SE                                    1,824     73,969       0.1%
    SEB SA                                       536    102,700       0.1%
#*  Sequana SA                                   436        304       0.0%
#   SES SA                                     4,828     74,491       0.1%
    Societe BIC SA                               279     28,466       0.0%
    Societe Generale SA                        1,968    107,706       0.1%
    Sodexo SA                                    519     51,396       0.1%
*   SOITEC                                       612     49,774       0.1%
#*  Solocal Group                             11,861     15,224       0.0%
    Somfy SA                                     245     24,369       0.0%
    Sopra Steria Group                           279     59,501       0.1%
    SPIE SA                                    1,519     34,370       0.0%
*   Ste Industrielle d'Aviation Latecoere SA   2,936     19,024       0.0%
    Stef SA                                      282     34,779       0.0%
#   STMicroelectronics NV                      5,626    122,309       0.1%
    Suez                                       3,391     48,904       0.1%
    Tarkett SA                                   335      9,901       0.0%
    Technicolor SA                             5,817      9,546       0.0%
    Teleperformance                            1,148    184,486       0.2%
    Thales SA                                    513     65,027       0.1%
#   Thermador Groupe                              82     11,820       0.0%
    Total SA                                   9,769    613,998       0.6%
    Trigano SA                                   418     78,770       0.1%
*   Ubisoft Entertainment SA                   2,639    252,151       0.3%
    Valeo SA                                   1,703    113,861       0.1%
#*  Vallourec SA                               6,513     39,334       0.0%
#   Veolia Environnement SA                    1,171     27,704       0.0%
    Veolia Environnement SA ADR                  635     14,954       0.0%
    Vicat SA                                     469     34,564       0.0%
    Vilmorin & Cie SA                            213     15,043       0.0%
#   Vinci SA                                   1,483    148,276       0.2%
*   Worldline SA                                 475     23,957       0.0%
                                                     ----------       ---
TOTAL FRANCE                                          8,028,936       8.1%
                                                     ----------       ---
GERMANY -- (6.4%)
    Aareal Bank AG                             1,026     51,319       0.1%
    Adidas AG                                    211     51,857       0.1%
    ADO Properties SA                             72      3,958       0.0%
*   ADVA Optical Networking SE                 1,418      9,737       0.0%
    Allianz SE                                 1,032    244,093       0.3%
    Aurubis AG                                   668     59,695       0.1%
    Axel Springer SE                             959     78,554       0.1%
    BASF SE                                    5,979    622,076       0.6%
    Bauer AG                                     343     10,675       0.0%
    Bayerische Motoren Werke AG                2,651    294,743       0.3%
    BayWa AG                                     292     10,197       0.0%
    Bechtle AG                                   278     23,477       0.0%
    Beiersdorf AG                                 97     10,974       0.0%
    Bertrandt AG                                 214     23,878       0.0%
    Bilfinger SE                                 525     24,986       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                     SHARES VALUE++  OF NET ASSETS**
                                                     ------ -------- ---------------
GERMANY -- (Continued)
    Borussia Dortmund GmbH & Co. KGaA                   897 $  5,928       0.0%
    Brenntag AG                                         881   50,457       0.1%
    CANCOM SE                                           396   46,412       0.1%
    CECONOMY AG                                       2,894   32,430       0.0%
    Cewe Stiftung & Co. KGAA                            287   29,380       0.0%
*   Commerzbank AG                                    6,654   85,722       0.1%
    Continental AG                                      413  109,996       0.1%
    Covestro AG                                          79    7,178       0.0%
    CropEnergies AG                                     935    5,766       0.0%
    CTS Eventim AG & Co. KGaA                           714   33,391       0.0%
    Daimler AG                                        6,300  495,294       0.5%
    Deutsche Bank AG(5750355)                           349    4,771       0.0%
    Deutsche Bank AG(D18190898)                       6,203   84,733       0.1%
    Deutsche Beteiligungs AG                            294   13,060       0.0%
    Deutsche Boerse AG                                  795  106,919       0.1%
    Deutsche EuroShop AG                                254    9,129       0.0%
    Deutsche Lufthansa AG                             5,573  161,980       0.2%
    Deutsche Pfandbriefbank AG                        1,561   25,251       0.0%
    Deutsche Post AG                                  2,363  102,565       0.1%
    Deutsche Telekom AG                              26,384  461,815       0.5%
    Deutsche Wohnen SE                                2,299  108,500       0.1%
    Deutz AG                                          2,362   22,819       0.0%
*   Dialog Semiconductor P.L.C.                         694   14,774       0.0%
    DIC Asset AG                                      1,009   12,414       0.0%
    DMG Mori AG                                         476   27,422       0.0%
    Duerr AG                                            579   57,461       0.1%
    E.ON SE                                           4,329   47,402       0.1%
    E.ON SE Sponsored ADR                             7,421   81,483       0.1%
    ElringKlinger AG                                  1,148   20,755       0.0%
    Evonik Industries AG                                618   21,958       0.0%
    Fielmann AG                                         278   22,829       0.0%
    Fraport AG Frankfurt Airport Services Worldwide     402   38,904       0.0%
    Freenet AG                                        2,096   66,535       0.1%
    Fuchs Petrolub SE                                   430   22,094       0.0%
    Gerry Weber International AG                        313    2,982       0.0%
    Grammer AG                                          503   32,409       0.0%
*   H&R GmbH & Co. KGaA                                  69    1,020       0.0%
    Hamburger Hafen und Logistik AG                     706   16,953       0.0%
    Hannover Rueck SE                                   205   28,791       0.0%
*   Hapag-Lloyd AG                                      515   22,046       0.0%
    HeidelbergCement AG                                 911   89,084       0.1%
*   Heidelberger Druckmaschinen AG                    4,410   16,383       0.0%
    Hella GmbH & Co KGaA                                692   42,683       0.1%
    Henkel AG & Co. KGaA                                149   17,737       0.0%
    Hochtief AG                                         181   33,027       0.0%
    Hornbach Baumarkt AG                                280    9,419       0.0%
    Hugo Boss AG                                        833   78,090       0.1%
    Indus Holding AG                                    565   40,436       0.0%
    Infineon Technologies AG                          4,590  117,530       0.1%
    Innogy SE                                         1,011   44,424       0.1%
    Jenoptik AG                                          66    2,394       0.0%
    K+S AG                                            3,071   90,194       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                   SHARES   VALUE++   OF NET ASSETS**
                                                   ------- ---------- ---------------
GERMANY -- (Continued)
    KION Group AG                                      764 $   63,683       0.1%
    Kloeckner & Co. SE                               1,469     17,906       0.0%
    Koenig & Bauer AG                                  322     26,428       0.0%
    Krones AG                                          229     29,337       0.0%
    Lanxess AG                                       2,148    159,112       0.2%
    LEG Immobilien AG                                  638     73,563       0.1%
    Leoni AG                                           751     47,033       0.1%
    METRO AG                                         3,761     54,411       0.1%
    MLP SE                                             505      3,052       0.0%
    MTU Aero Engines AG                                614    105,615       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG      467    106,879       0.1%
    Nemetschek SE                                      152     18,215       0.0%
#*  Nordex SE                                        1,346     15,421       0.0%
    Norma Group SE                                     794     58,219       0.1%
    OSRAM Licht AG                                   1,507     86,616       0.1%
    Pfeiffer Vacuum Technology AG                      158     23,376       0.0%
    ProSiebenSat.1 Media SE                            528     19,155       0.0%
    Rational AG                                         20     12,508       0.0%
    Rheinmetall AG                                     925    120,880       0.1%
    RWE AG                                           8,756    209,284       0.2%
    S&T AG                                             280      7,188       0.0%
    SAF-Holland SA                                     679     12,643       0.0%
    Salzgitter AG                                      796     43,713       0.1%
    SAP SE                                             882     97,995       0.1%
    SHW AG                                             202      8,625       0.0%
    Sixt SE                                            563     66,248       0.1%
    SMA Solar Technology AG                            240     14,750       0.0%
    Software AG                                        178      8,750       0.0%
    Stabilus SA                                        256     23,013       0.0%
    Stroeer SE & Co. KGaA                              445     32,572       0.0%
    Suedzucker AG                                    1,926     32,011       0.0%
    Symrise AG                                         699     56,501       0.1%
    TAG Immobilien AG                                  916     19,357       0.0%
    Takkt AG                                           583     12,043       0.0%
*   Talanx AG                                          499     22,482       0.0%
    ThyssenKrupp AG                                  1,298     33,762       0.0%
    TLG Immobilien AG                                  816     23,475       0.0%
*   Tom Tailor Holding SE                            1,248     13,441       0.0%
    Uniper SE                                        2,025     62,611       0.1%
    United Internet AG                                 699     45,182       0.1%
    Volkswagen AG                                      339     69,020       0.1%
    Vonovia SE                                         877     43,942       0.1%
    VTG AG                                             331     18,882       0.0%
    Wacker Chemie AG                                   409     73,498       0.1%
    Wuestenrot & Wuerttembergische AG                  387      9,325       0.0%
    XING SE                                             17      5,269       0.0%
                                                           ----------       ---
TOTAL GERMANY                                               6,750,339       6.8%
                                                           ----------       ---
HONG KONG -- (2.4%)
#   Agritrade Resources, Ltd.                      120,000     22,449       0.0%
    Allied Properties HK, Ltd.                      54,000     10,760       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                           SHARES  VALUE++  OF NET ASSETS**
                                                           ------- -------- ---------------
HONG KONG -- (Continued)
    APT Satellite Holdings, Ltd.                            19,500 $  9,236       0.0%
    ASM Pacific Technology, Ltd.                             2,800   38,369       0.1%
    Associated International Hotels, Ltd.                    6,000   18,930       0.0%
    Bank of East Asia, Ltd. (The)                            4,748   20,849       0.0%
#   BOC Aviation, Ltd.                                       2,000   11,694       0.0%
    BOC Hong Kong Holdings, Ltd.                            22,500  116,314       0.1%
*   Brightoil Petroleum Holdings, Ltd.                      42,000    6,020       0.0%
    Cafe de Coral Holdings, Ltd.                            10,000   24,554       0.0%
    Cathay Pacific Airways, Ltd.                             9,000   14,450       0.0%
#   Chinese Estates Holdings, Ltd.                           4,000    5,949       0.0%
    Chow Sang Sang Holdings International, Ltd.              5,000   10,977       0.0%
    Chow Tai Fook Jewellery Group, Ltd.                      3,200    4,126       0.0%
    Chuang's Consortium International, Ltd.                 93,642   21,138       0.0%
    CITIC Telecom International Holdings, Ltd.               8,000    2,356       0.0%
    CK Asset Holdings, Ltd.                                  6,500   56,114       0.1%
    CK Hutchison Holdings, Ltd.                              9,000  106,424       0.1%
    CK Infrastructure Holdings, Ltd.                         3,000   23,677       0.0%
    CLP Holdings, Ltd.                                       5,000   51,920       0.1%
    CSI Properties, Ltd.                                    40,000    2,585       0.0%
    Dah Sing Banking Group, Ltd.                             4,160    9,879       0.0%
    Dah Sing Financial Holdings, Ltd.                        4,576   30,557       0.0%
*   Esprit Holdings, Ltd.                                   35,700   12,335       0.0%
    Far East Consortium International, Ltd.                 37,000   21,130       0.0%
#   FIH Mobile, Ltd.                                        55,000    9,429       0.0%
    First Pacific Co., Ltd.                                 55,600   28,471       0.0%
*   GCL New Energy Holdings, Ltd.                          318,000   17,638       0.0%
    Giordano International, Ltd.                            20,000   12,222       0.0%
*   Global Brands Group Holding, Ltd.                      188,000    9,264       0.0%
    Great Eagle Holdings, Ltd.                               3,000   15,154       0.0%
    Guotai Junan International Holdings, Ltd.               84,000   25,098       0.0%
    Hang Lung Group, Ltd.                                   12,000   36,246       0.0%
    Hang Lung Properties, Ltd.                              16,000   37,865       0.1%
    Hang Seng Bank, Ltd.                                     3,100   78,523       0.1%
    Henderson Land Development Co., Ltd.                     3,200   20,290       0.0%
    HKR International, Ltd.                                  9,600    5,841       0.0%
    HKT Trust & HKT, Ltd.                                   34,000   44,733       0.1%
    Hong Kong & China Gas Co., Ltd.                         19,647   41,051       0.1%
    Hong Kong Aircraft Engineering Co., Ltd.                 1,200    6,843       0.0%
    Hong Kong Exchanges & Clearing, Ltd.                     2,560   82,930       0.1%
#   Hongkong & Shanghai Hotels, Ltd. (The)                  11,096   16,817       0.0%
    Hopewell Holdings, Ltd.                                  8,000   28,379       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.   15,000    5,514       0.0%
    Hysan Development Co., Ltd.                              3,000   17,461       0.0%
*   I-CABLE Communications, Ltd.                             9,354      199       0.0%
    Johnson Electric Holdings, Ltd.                          9,375   32,639       0.0%
    Kerry Logistics Network, Ltd.                            6,500    9,926       0.0%
    Kerry Properties, Ltd.                                  13,000   62,147       0.1%
    Kowloon Development Co., Ltd.                           10,000   11,265       0.0%
    L'Occitane International SA                              9,250   17,158       0.0%
    Lai Sun Development Co., Ltd.                            2,860    4,419       0.0%
    Li & Fung, Ltd.                                        106,000   53,310       0.1%
    Lifestyle International Holdings, Ltd.                   4,500    8,412       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                SHARES  VALUE++   OF NET ASSETS**
                                                ------ ---------- ---------------
HONG KONG -- (Continued)
    Luk Fook Holdings International, Ltd.        8,000 $   33,438       0.0%
#   Man Wah Holdings, Ltd.                      64,000     47,333       0.1%
*   Midland Holdings, Ltd.                       4,000      1,085       0.0%
#   Miramar Hotel & Investment                   7,000     13,723       0.0%
    MTR Corp., Ltd.                              7,053     39,629       0.1%
    New World Development Co., Ltd.             25,534     37,446       0.1%
*   Newocean Energy Holdings, Ltd.              42,000      9,783       0.0%
    NWS Holdings, Ltd.                          12,806     25,251       0.0%
    Orient Overseas International, Ltd.          6,000     57,051       0.1%
*   Pacific Basin Shipping, Ltd.                91,000     24,196       0.0%
    Pacific Textiles Holdings, Ltd.             15,000     13,722       0.0%
    PCCW, Ltd.                                  64,000     39,562       0.1%
    Pico Far East Holdings, Ltd.                14,000      5,689       0.0%
    Power Assets Holdings, Ltd.                  2,500     18,602       0.0%
    Prada SpA                                    2,700     13,717       0.0%
    Regal Hotels International Holdings, Ltd.    8,600      5,758       0.0%
    SA SA International Holdings, Ltd.          28,000     17,373       0.0%
    Samsonite International SA                  17,400     78,707       0.1%
    Shangri-La Asia, Ltd.                       12,000     23,353       0.0%
    Shun Tak Holdings, Ltd.                     27,500     11,318       0.0%
    Sino Land Co., Ltd.                         16,800     29,000       0.0%
    SITC International Holdings Co., Ltd.       14,000     14,916       0.0%
    SmarTone Telecommunications Holdings, Ltd.  16,500     17,444       0.0%
*   SOCAM Development, Ltd.                      4,000        909       0.0%
    Stella International Holdings, Ltd.         10,000     11,784       0.0%
    Sun Hung Kai & Co., Ltd.                    11,619      7,168       0.0%
    Sun Hung Kai Properties, Ltd.                4,134     66,576       0.1%
    Swire Pacific, Ltd. Class A                  4,000     39,525       0.1%
    Swire Pacific, Ltd. Class B                  5,000      8,426       0.0%
    TAI Cheung Holdings, Ltd.                   12,000     13,218       0.0%
    Techtronic Industries Co., Ltd.             21,500    125,951       0.1%
    Television Broadcasts, Ltd.                  5,100     16,185       0.0%
    Transport International Holdings, Ltd.       4,000     12,119       0.0%
*   Trinity, Ltd.                               64,000      6,462       0.0%
*   Victory City International Holdings, Ltd.   14,000        192       0.0%
    Vitasoy International Holdings, Ltd.        18,000     47,734       0.1%
    VTech Holdings, Ltd.                         2,200     26,788       0.0%
    WH Group, Ltd.                              45,500     47,105       0.1%
    Wharf Holdings, Ltd. (The)                   3,625     12,060       0.0%
    Wheelock & Co., Ltd.                         6,000     44,515       0.1%
    Xinyi Glass Holdings, Ltd.                  32,000     46,003       0.1%
    Yue Yuen Industrial Holdings, Ltd.          15,000     42,509       0.1%
                                                       ----------       ---
TOTAL HONG KONG                                         2,545,361       2.6%
                                                       ----------       ---
IRELAND -- (0.6%)
    Bank of Ireland Group P.L.C.                 9,824     88,137       0.1%
    CRH P.L.C.                                   1,886     66,974       0.1%
    CRH P.L.C. Sponsored ADR                     1,293     45,720       0.0%
    FBD Holdings P.L.C.                            158      2,243       0.0%
    Glanbia P.L.C.                               3,275     55,316       0.1%
    Irish Continental Group P.L.C.               3,964     26,854       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                            SHARES VALUE++  OF NET ASSETS**
                                                            ------ -------- ---------------
IRELAND -- (Continued)
    Kerry Group P.L.C. Class A                                 667 $ 67,991       0.1%
    Kingspan Group P.L.C.(4491235)                           1,606   72,702       0.1%
    Kingspan Group P.L.C.(0492793)                           1,183   53,303       0.0%
    Smurfit Kappa Group P.L.C.                               3,976  169,489       0.1%
                                                                   --------       ---
TOTAL IRELAND                                                       648,729       0.6%
                                                                   --------       ---
ISRAEL -- (0.5%)
*   Airport City, Ltd.                                       1,610   18,381       0.0%
    Alony Hetz Properties & Investments, Ltd.                1,012    8,977       0.0%
    Amot Investments, Ltd.                                   3,663   18,052       0.0%
    Ashtrom Properties, Ltd.                                 2,052    8,606       0.0%
    Bank Hapoalim BM                                         5,787   39,522       0.1%
    Bank Leumi Le-Israel BM                                 16,662   98,300       0.1%
    Bezeq The Israeli Telecommunication Corp., Ltd.         10,611   13,386       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                  684   10,703       0.0%
    Delek Automotive Systems, Ltd.                             855    6,132       0.0%
    Delta-Galil Industries, Ltd.                               374   10,699       0.0%
    Elbit Systems, Ltd.                                        102   11,756       0.0%
    Electra, Ltd.                                               44   11,033       0.0%
    First International Bank Of Israel, Ltd.                 1,226   25,273       0.0%
    Formula Systems 1985, Ltd.                                 173    5,949       0.0%
    Hadera Paper, Ltd.                                         161   10,747       0.0%
    Harel Insurance Investments & Financial Services, Ltd.   1,465   10,634       0.0%
    Israel Chemicals, Ltd.                                   1,084    4,844       0.0%
*   Israel Discount Bank, Ltd. Class A                      11,877   32,886       0.1%
*   Jerusalem Oil Exploration                                  300   16,845       0.0%
    Melisron, Ltd.                                             118    4,818       0.0%
    Migdal Insurance & Financial Holding, Ltd.               7,718    7,559       0.0%
    Mizrahi Tefahot Bank, Ltd.                               3,321   60,699       0.1%
    Naphtha Israel Petroleum Corp., Ltd.                     1,479    9,281       0.0%
    Oil Refineries, Ltd.                                     7,964    3,446       0.0%
*   Partner Communications Co., Ltd.                         2,267    9,337       0.0%
    Paz Oil Co., Ltd.                                          120   17,580       0.0%
*   Phoenix Holdings, Ltd. (The)                             1,952    9,962       0.0%
    Shikun & Binui, Ltd.                                     5,298    8,979       0.0%
    Shufersal, Ltd.                                          1,625    9,303       0.0%
    Strauss Group, Ltd.                                      1,319   27,136       0.1%
    Summit Real Estate Holdings, Ltd.                        1,546   13,900       0.0%
*   Union Bank of Israel                                       247    1,269       0.0%
                                                                   --------       ---
TOTAL ISRAEL                                                        545,994       0.5%
                                                                   --------       ---
ITALY -- (3.2%)
    A2A SpA                                                 34,311   68,991       0.1%
    ACEA SpA                                                 1,354   23,754       0.0%
    Anima Holding SpA                                        3,867   27,745       0.0%
*   Ansaldo STS SpA                                          2,050   30,669       0.0%
*   Arnoldo Mondadori Editore SpA                            1,773    3,468       0.0%
    Assicurazioni Generali SpA                               7,440  150,131       0.2%
#   Astaldi SpA                                              1,321    3,745       0.0%
    Atlantia SpA                                             2,073   68,616       0.1%
    Autogrill SpA                                            2,299   29,300       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                 SHARES  VALUE++  OF NET ASSETS**
                                                 ------- -------- ---------------
ITALY -- (Continued)
    Azimut Holding SpA                             1,510 $ 31,702       0.0%
*   Banca Carige SpA                               6,536       71       0.0%
    Banca Generali SpA                             1,007   32,666       0.0%
    Banca IFIS SpA                                   658   25,924       0.0%
#   Banca Mediolanum SpA                           3,607   28,908       0.0%
#*  Banca Monte dei Paschi di Siena SpA               51      163       0.0%
    Banca Popolare di Sondrio SCPA                 9,550   45,119       0.1%
#*  Banco BPM SpA                                 20,885   75,757       0.1%
    BPER Banca                                     6,690   38,618       0.0%
    Brembo SpA                                     2,670   39,336       0.0%
#   Buzzi Unicem SpA                               2,089   52,744       0.1%
    Cairo Communication SpA                           42      187       0.0%
    Cementir Holding SpA                           2,563   21,429       0.0%
    Cerved Information Solutions SpA                 959   11,605       0.0%
    CNH Industrial NV                              6,535   80,410       0.1%
    Credito Emiliano SpA                           1,294   11,380       0.0%
*   Credito Valtellinese SpA                     166,849   25,967       0.0%
    Danieli & C Officine Meccaniche SpA              433   11,909       0.0%
    De' Longhi SpA                                   720   21,524       0.0%
    Ei Towers SpA                                    203   11,750       0.0%
    Enel SpA                                      13,639   86,524       0.1%
    Eni SpA                                        5,888  115,101       0.1%
    Eni SpA Sponsored ADR                          2,146   84,059       0.1%
    ERG SpA                                        1,082   25,923       0.0%
#   Ferrari NV(BD6G507)                              342   41,955       0.1%
#   Ferrari NV(BZ1GMK5)                              160   19,629       0.0%
    Fiat Chrysler Automobiles NV(N31738102)       13,679  298,613       0.3%
    Fiat Chrysler Automobiles NV(BRJFWP3)          3,434   76,299       0.1%
    FinecoBank Banca Fineco SpA                    4,628   55,109       0.1%
#*  GEDI Gruppo Editoriale SpA                     3,978    2,018       0.0%
#   Geox SpA                                         852    2,866       0.0%
    Hera SpA                                      12,421   45,919       0.1%
    IMA Industria Macchine Automatiche SpA           246   23,871       0.0%
*   IMMSI SpA                                      4,196    3,050       0.0%
    Interpump Group SpA                            1,758   55,846       0.1%
    Intesa Sanpaolo SpA                           41,109  156,377       0.2%
    Iren SpA                                       8,189   24,880       0.0%
    Italgas SpA                                    3,861   24,986       0.0%
    Leonardo SpA                                   6,992   80,790       0.1%
    Luxottica Group SpA                               27    1,684       0.0%
    MARR SpA                                         686   20,696       0.0%
#*  Mediaset SpA                                  14,069   55,824       0.1%
    Mediobanca Banca di Credito Finanziario SpA    7,274   88,143       0.1%
    Moncler SpA                                    1,784   80,408       0.1%
    Parmalat SpA                                   3,464   12,631       0.0%
    Piaggio & C SpA                                2,131    5,590       0.0%
    Poste Italiane SpA                             1,596   15,583       0.0%
    Prysmian SpA                                   2,221   65,291       0.1%
    Reply SpA                                        348   21,994       0.0%
#*  Saipem SpA                                    12,978   49,566       0.1%
    Salvatore Ferragamo SpA                          861   25,441       0.0%
    Saras SpA                                     13,711   32,722       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                   SHARES  VALUE++   OF NET ASSETS**
                                                   ------ ---------- ---------------
ITALY -- (Continued)
    Snam SpA                                        8,606 $   41,318       0.1%
    Societa Cattolica di Assicurazioni SC           2,285     24,328       0.0%
    Societa Iniziative Autostradali e Servizi SpA   1,213     25,695       0.0%
#*  Telecom Italia SpA                             88,857     87,658       0.1%
*   Telecom Italia SpA Sponsored ADR                8,020     80,280       0.1%
    Tenaris SA                                        725     13,587       0.0%
    Terna Rete Elettrica Nazionale SpA              8,437     50,638       0.1%
#   Tod's SpA                                         194     14,980       0.0%
    UniCredit SpA                                   5,945    128,891       0.1%
#   Unione di Banche Italiane SpA                  18,429     94,923       0.1%
    Unipol Gruppo SpA                               6,471     34,660       0.0%
#   UnipolSai Assicurazioni SpA                    26,802     72,029       0.1%
    Vittoria Assicurazioni SpA                        877     12,450       0.0%
                                                          ----------       ---
TOTAL ITALY                                                3,354,413       3.4%
                                                          ----------       ---
JAPAN -- (23.5%)
    77 Bank, Ltd. (The)                             1,400     34,591       0.1%
    ABC-Mart, Inc.                                    100      6,590       0.0%
    Adastria Co., Ltd.                                600     10,409       0.0%
    ADEKA Corp.                                     2,100     37,291       0.1%
    Aeon Co., Ltd.                                  5,810    116,087       0.1%
    Aeon Delight Co., Ltd.                            600     20,992       0.0%
    AEON Financial Service Co., Ltd.                  900     21,082       0.0%
    Aeon Mall Co., Ltd.                               800     16,177       0.0%
    Ahresty Corp.                                     800      7,261       0.0%
    Aica Kogyo Co., Ltd.                            1,000     37,599       0.1%
    Aichi Bank, Ltd. (The)                            200      9,557       0.0%
    Aichi Steel Corp.                                 400     17,264       0.0%
    Aisan Industry Co., Ltd.                        1,300     13,413       0.0%
    Aisin Seiki Co., Ltd.                           2,000    108,350       0.1%
*   Akebono Brake Industry Co., Ltd.                6,000     15,413       0.0%
    Akita Bank, Ltd. (The)                            500     13,676       0.0%
    Alpine Electronics, Inc.                        1,300     24,583       0.0%
    Alps Electric Co., Ltd.                         1,300     28,712       0.0%
    Amano Corp.                                     1,700     42,136       0.1%
    ANA Holdings, Inc.                                300     11,875       0.0%
    AOKI Holdings, Inc.                             1,200     18,412       0.0%
    Aomori Bank, Ltd. (The)                           200      6,226       0.0%
    Aoyama Trading Co., Ltd.                          600     23,109       0.0%
    Aozora Bank, Ltd.                                 600     24,205       0.0%
    Arakawa Chemical Industries, Ltd.                 900     16,412       0.0%
    Arcland Sakamoto Co., Ltd.                        400      6,311       0.0%
    Arcs Co., Ltd.                                    800     21,915       0.0%
    Asahi Glass Co., Ltd.                           1,800     74,702       0.1%
    Asahi Kasei Corp.                              10,000    137,502       0.2%
    Asics Corp.                                     2,400     45,352       0.1%
    ASKUL Corp.                                       200      6,289       0.0%
    Atom Corp.                                      1,000      9,028       0.0%
    Avex, Inc.                                      1,200     16,565       0.0%
    Awa Bank, Ltd. (The)                            5,000     32,648       0.0%
    Axial Retailing, Inc.                             100      4,077       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Bandai Namco Holdings, Inc.                700  $ 23,687       0.0%
    Bando Chemical Industries, Ltd.          1,200    14,402       0.0%
    Bank of Iwate, Ltd. (The)                  400    15,667       0.0%
    Bank of Kyoto, Ltd. (The)                  700    42,081       0.1%
#   Bank of Nagoya, Ltd. (The)                 400    14,876       0.0%
    Bank of Okinawa, Ltd. (The)                720    30,280       0.0%
    Bank of Saga, Ltd. (The)                   200     4,589       0.0%
    Belc Co., Ltd.                             300    16,141       0.0%
    Benesse Holdings, Inc.                     700    25,496       0.0%
    Bic Camera, Inc.                         3,100    50,803       0.1%
    Bridgestone Corp.                        4,300   179,751       0.2%
    Brother Industries, Ltd.                 3,400    72,929       0.1%
    Bunka Shutter Co., Ltd.                  2,700    26,835       0.0%
    C Uyemura & Co., Ltd.                      200    13,657       0.0%
    Calbee, Inc.                               400    13,470       0.0%
    Canon Electronics, Inc.                    500    11,630       0.0%
    Canon Marketing Japan, Inc.              1,200    26,077       0.0%
    Canon, Inc.                                994    34,193       0.0%
    Canon, Inc. Sponsored ADR                3,493   119,845       0.1%
    Capcom Co., Ltd.                         2,400    45,877       0.1%
    Casio Computer Co., Ltd.                 2,100    31,280       0.0%
    Central Glass Co., Ltd.                    800    18,954       0.0%
    Central Japan Railway Co.                  300    60,115       0.1%
    Chiba Bank, Ltd. (The)                   5,900    47,604       0.1%
    Chiba Kogyo Bank, Ltd. (The)             1,500     6,954       0.0%
    Chiyoda Corp.                            4,000    41,071       0.1%
    Chubu Electric Power Co., Inc.           1,800    28,220       0.0%
    Chubu Shiryo Co., Ltd.                   1,400    31,471       0.0%
    Chudenko Corp.                             800    22,246       0.0%
    Chuetsu Pulp & Paper Co., Ltd.             600    10,643       0.0%
    Chugoku Bank, Ltd. (The)                 1,700    19,744       0.0%
    Chugoku Electric Power Co., Inc. (The)   1,200    15,013       0.0%
    Chugoku Marine Paints, Ltd.              2,000    19,727       0.0%
    Chukyo Bank, Ltd. (The)                    300     6,459       0.0%
    Citizen Watch Co., Ltd.                  4,300    32,039       0.0%
    CKD Corp.                                2,200    46,129       0.1%
    Clarion Co., Ltd.                        6,000    16,799       0.0%
    CMK Corp.                                1,300    10,483       0.0%
    Coca-Cola Bottlers Japan Holdings, Inc.    600    25,806       0.0%
    COLOPL, Inc.                             2,100    15,859       0.0%
#   Colowide Co., Ltd.                         700    17,806       0.0%
    COMSYS Holdings Corp.                    1,600    44,511       0.1%
    Concordia Financial Group, Ltd.          7,046    40,964       0.1%
    Cosmo Energy Holdings Co., Ltd.          1,500    49,415       0.1%
    Credit Saison Co., Ltd.                  1,600    28,655       0.0%
    CyberAgent, Inc.                           700    38,449       0.1%
    Dai Nippon Printing Co., Ltd.            2,100    45,218       0.1%
    Dai-ichi Life Holdings, Inc.             3,800    75,440       0.1%
    Daibiru Corp.                            1,500    17,885       0.0%
    Daicel Corp.                             4,000    46,153       0.1%
    Daido Steel Co., Ltd.                      700    37,800       0.1%
    Daifuku Co., Ltd.                          800    42,766       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                             SHARES VALUE++ OF NET ASSETS**
                                                             ------ ------- ---------------
JAPAN -- (Continued)
    Daihen Corp.                                              3,000 $23,271       0.0%
    Daiho Corp.                                               3,000  18,254       0.0%
    Daiichikosho Co., Ltd.                                      400  20,987       0.0%
    Daikin Industries, Ltd.                                     400  46,726       0.1%
    Daikokutenbussan Co., Ltd.                                  400  20,684       0.0%
    Daikyo, Inc.                                                500  10,882       0.0%
    Daikyonishikawa Corp.                                       700  12,582       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.     500  20,479       0.0%
#   Daio Paper Corp.                                          3,000  42,057       0.1%
    Daiseki Co., Ltd.                                           200   6,227       0.0%
    Daishi Bank, Ltd. (The)                                     300  13,452       0.0%
    Daito Trust Construction Co., Ltd.                          200  33,373       0.0%
    Daiwa House Industry Co., Ltd.                            2,100  76,779       0.1%
    Daiwa Securities Group, Inc.                             10,000  61,345       0.1%
    Daiwabo Holdings Co., Ltd.                                  800  36,295       0.1%
#   DCM Holdings Co., Ltd.                                    1,800  17,910       0.0%
    Dena Co., Ltd.                                            1,100  20,966       0.0%
    Denka Co., Ltd.                                           2,200  78,323       0.1%
    Denki Kogyo Co., Ltd.                                       600  18,133       0.0%
    Denso Corp.                                               1,100  57,846       0.1%
    Dentsu, Inc.                                              1,300  61,585       0.1%
    Dexerials Corp.                                           1,000   9,382       0.0%
    DIC Corp.                                                 1,400  47,509       0.1%
    Disco Corp.                                                 200  35,056       0.1%
    DMG Mori Co., Ltd.                                        1,100  20,553       0.0%
    Don Quijote Holdings Co., Ltd.                              600  32,302       0.0%
    Doutor Nichires Holdings Co., Ltd.                          400   8,363       0.0%
    Dowa Holdings Co., Ltd.                                   1,000  37,581       0.1%
    Dr Ci:Labo Co., Ltd.                                        500  24,054       0.0%
    DTS Corp.                                                   900  32,618       0.0%
    Duskin Co., Ltd.                                          1,000  25,210       0.0%
    DyDo Group Holdings, Inc.                                   300  18,670       0.0%
    Eagle Industry Co., Ltd.                                  1,300  23,445       0.0%
    Earth Corp.                                                 200  10,507       0.0%
    East Japan Railway Co.                                      600  57,641       0.1%
    Ebara Corp.                                               1,000  38,195       0.1%
#   EDION Corp.                                               1,800  21,099       0.0%
    Eighteenth Bank, Ltd. (The)                               4,000  10,581       0.0%
    Electric Power Development Co., Ltd.                        600  16,317       0.0%
    Exedy Corp.                                               1,000  33,868       0.0%
    Ezaki Glico Co., Ltd.                                       300  16,160       0.0%
#   FamilyMart UNY Holdings Co., Ltd.                           911  88,630       0.1%
    FCC Co., Ltd.                                             1,000  28,286       0.0%
    Ferrotec Holdings Corp.                                     600  13,349       0.0%
    FIDEA Holdings Co., Ltd.                                  5,200   9,122       0.0%
    Foster Electric Co., Ltd.                                   500  11,713       0.0%
    FP Corp.                                                    500  30,929       0.0%
    France Bed Holdings Co., Ltd.                             1,200  10,791       0.0%
    Fudo Tetra Corp.                                          9,100  15,526       0.0%
    Fuji Electric Co., Ltd.                                   7,000  49,926       0.1%
#   Fuji Kyuko Co., Ltd.                                        499  13,861       0.0%
    Fuji Media Holdings, Inc.                                 1,600  26,232       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                              SHARES VALUE++  OF NET ASSETS**
                                              ------ -------- ---------------
JAPAN -- (Continued)
    Fuji Oil Holdings, Inc.                    1,100 $ 35,263       0.1%
    Fuji Seal International, Inc.                800   29,850       0.0%
    Fujibo Holdings, Inc.                        500   19,300       0.0%
    FUJIFILM Holdings Corp.                      900   36,194       0.1%
    Fujikura, Ltd.                             7,000   47,831       0.1%
    Fujimori Kogyo Co., Ltd.                     300   10,165       0.0%
    Fujitec Co., Ltd.                          1,400   19,442       0.0%
    Fujitsu General, Ltd.                      1,000   16,282       0.0%
    Fujitsu, Ltd.                             16,000   96,999       0.1%
    Fukui Bank, Ltd. (The)                       700   15,745       0.0%
    Fukuoka Financial Group, Inc.              9,000   48,187       0.1%
    Fukuyama Transporting Co., Ltd.              300   12,519       0.0%
    Furukawa Co., Ltd.                           300    6,034       0.0%
    Furukawa Electric Co., Ltd.                1,800   88,453       0.1%
    Fuso Chemical Co., Ltd.                      800   20,275       0.0%
    Futaba Corp.                                 600   12,433       0.0%
    Futaba Industrial Co., Ltd.                  900    7,193       0.0%
    Fuyo General Lease Co., Ltd.                 200   13,547       0.0%
    G-Tekt Corp.                                 800   15,454       0.0%
    Geo Holdings Corp.                           900   14,707       0.0%
    Glory, Ltd.                                1,000   34,386       0.0%
    GMO internet, Inc.                         1,100   20,157       0.0%
    Goldcrest Co., Ltd.                          600   12,745       0.0%
#   GS Yuasa Corp.                             9,000   48,447       0.1%
    GungHo Online Entertainment, Inc.          3,500   10,557       0.0%
    Gunma Bank, Ltd. (The)                     5,300   30,932       0.0%
    Gunze, Ltd.                                  300   18,428       0.0%
    Gurunavi, Inc.                               700    9,554       0.0%
    H2O Retailing Corp.                        1,445   27,192       0.0%
    Hachijuni Bank, Ltd. (The)                 7,000   36,967       0.1%
    Hakuhodo DY Holdings, Inc.                 2,200   30,779       0.0%
    Hankyu Hanshin Holdings, Inc.              2,400   94,410       0.1%
    Hanwa Co., Ltd.                              800   34,954       0.1%
    Haseko Corp.                               2,200   34,605       0.1%
    Hazama Ando Corp.                          4,200   33,747       0.0%
    Heiwa Corp.                                  800   15,879       0.0%
    Heiwa Real Estate Co., Ltd.                1,300   30,450       0.0%
    Heiwado Co., Ltd.                          1,200   28,619       0.0%
    HI-LEX Corp.                                 300    7,804       0.0%
    Hikari Tsushin, Inc.                         200   32,421       0.0%
    Hino Motors, Ltd.                          2,700   32,941       0.0%
#   Hirata Corp.                                 300   28,325       0.0%
    Hiroshima Bank, Ltd. (The)                 3,500   26,634       0.0%
    HIS Co., Ltd.                                800   29,195       0.0%
    Hitachi Capital Corp.                      1,300   34,738       0.1%
    Hitachi Chemical Co., Ltd.                 1,300   28,514       0.0%
    Hitachi Construction Machinery Co., Ltd.   1,500   54,512       0.1%
    Hitachi High-Technologies Corp.              400   18,656       0.0%
    Hitachi Metals, Ltd.                       2,000   22,857       0.0%
    Hitachi Transport System, Ltd.             1,100   29,460       0.0%
    Hitachi Zosen Corp.                        3,800   20,629       0.0%
    Hitachi, Ltd.                             41,000  299,241       0.3%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
 JAPAN -- (Continued)
     Hokkaido Electric Power Co., Inc.          1,600  $ 10,618       0.0%
     Hokkoku Bank, Ltd. (The)                     700    27,937       0.0%
     Hokuetsu Bank, Ltd. (The)                    400     8,862       0.0%
     Hokuetsu Industries Co., Ltd.                200     2,165       0.0%
     Hokuetsu Kishu Paper Co., Ltd.             3,600    22,430       0.0%
     Hokuhoku Financial Group, Inc.             2,500    36,984       0.1%
 #*  Hokuriku Electric Power Co.                1,800    18,368       0.0%
     Hokuto Corp.                                 800    14,125       0.0%
     Honda Motor Co., Ltd.                      7,300   251,017       0.3%
     Honda Motor Co., Ltd. Sponsored ADR        3,554   122,115       0.1%
     Hosiden Corp.                                900    10,730       0.0%
     House Foods Group, Inc.                      800    28,175       0.0%
     Hyakugo Bank, Ltd. (The)                   4,000    18,664       0.0%
     Hyakujushi Bank, Ltd. (The)                4,000    13,494       0.0%
     Ibiden Co., Ltd.                           2,800    46,239       0.1%
     IBJ Leasing Co., Ltd.                        400    11,047       0.0%
 #   Ichigo, Inc.                               5,700    25,383       0.0%
     Ichiyoshi Securities Co., Ltd.               500     6,119       0.0%
     Icom, Inc.                                   500    12,522       0.0%
     Idemitsu Kosan Co., Ltd.                   2,200    85,945       0.1%
     IDOM, Inc.                                 1,200     8,670       0.0%
     IHI Corp.                                  2,000    65,372       0.1%
     Iida Group Holdings Co., Ltd.              1,624    31,659       0.0%
     Iino Kaiun Kaisha, Ltd.                    2,500    12,438       0.0%
     Inaba Denki Sangyo Co., Ltd.                 600    25,734       0.0%
     Inabata & Co., Ltd.                          300     4,605       0.0%
     Inpex Corp.                                4,100    52,414       0.1%
     Internet Initiative Japan, Inc.              700    13,220       0.0%
     Iseki & Co., Ltd.                            500     9,642       0.0%
     Isetan Mitsukoshi Holdings, Ltd.           3,900    43,388       0.1%
     Isuzu Motors, Ltd.                         4,500    68,689       0.1%
 #   Ito En, Ltd.                                 600    23,922       0.0%
     ITOCHU Corp.                               1,800    35,997       0.1%
     Itochu Enex Co., Ltd.                      1,800    17,655       0.0%
     Itoham Yonekyu Holdings, Inc.              2,800    25,428       0.0%
     Iwatani Corp.                              1,400    51,684       0.1%
     Iyo Bank, Ltd. (The)                       2,900    22,921       0.0%
     J Front Retailing Co., Ltd.                3,400    55,087       0.1%
     J Trust Co., Ltd.                          2,100    14,850       0.0%
     J-Oil Mills, Inc.                            300    10,354       0.0%
     Jaccs Co., Ltd.                              800    18,113       0.0%
     Jafco Co., Ltd.                              500    21,929       0.0%
     Japan Aviation Electronics Industry, Ltd.  1,000    17,034       0.0%
 #*  Japan Display, Inc.                        9,400    12,422       0.0%
     Japan Exchange Group, Inc.                 3,000    55,557       0.1%
     Japan Petroleum Exploration Co., Ltd.      1,100    28,625       0.0%
     Japan Pulp & Paper Co., Ltd.                 500    20,777       0.0%
     Japan Steel Works, Ltd. (The)              1,600    52,408       0.1%
     JFE Holdings, Inc.                         2,000    41,045       0.1%
     JGC Corp.                                  1,500    36,763       0.1%
     Joshin Denki Co., Ltd.                       500    20,677       0.0%
     JSR Corp.                                  1,100    20,722       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                           SHARES VALUE++  OF NET ASSETS**
                                           ------ -------- ---------------
JAPAN -- (Continued)
    JTEKT Corp.                             3,200 $ 51,776       0.1%
    Juki Corp.                              1,700   24,636       0.0%
    Juroku Bank, Ltd. (The)                   600   15,829       0.0%
    JVC Kenwood Corp.                       1,500    5,226       0.0%
    JXTG Holdings, Inc.                    17,200  112,123       0.1%
    K's Holdings Corp.                      2,800   40,385       0.1%
*   Kadokawa Dwango                         2,000   20,684       0.0%
    Kajima Corp.                            6,000   57,804       0.1%
#   Kakaku.com, Inc.                        1,500   28,597       0.0%
    Kameda Seika Co., Ltd.                    300   14,762       0.0%
    Kamigumi Co., Ltd.                      1,000   22,512       0.0%
    Kanamoto Co., Ltd.                        600   20,502       0.0%
    Kandenko Co., Ltd.                      4,000   47,372       0.1%
    Kaneka Corp.                            8,000   79,050       0.1%
    Kanematsu Corp.                         2,400   36,657       0.1%
    Kanematsu Electronics, Ltd.               400   12,682       0.0%
    Kansai Electric Power Co., Inc. (The)   3,300   46,173       0.1%
    Kansai Paint Co., Ltd.                  1,000   22,470       0.0%
    Kao Corp.                               1,000   71,886       0.1%
    Kato Sangyo Co., Ltd.                     300   11,045       0.0%
    Kawasaki Heavy Industries, Ltd.         1,500   50,148       0.1%
    KDDI Corp.                              3,700   99,321       0.1%
    Keihan Holdings Co., Ltd.               1,000   32,288       0.0%
    Keihin Corp.                            1,100   21,729       0.0%
    Keikyu Corp.                            1,500   27,481       0.0%
    Keio Corp.                                600   27,390       0.0%
    Keisei Electric Railway Co., Ltd.         500   16,280       0.0%
    Keiyo Bank, Ltd. (The)                  6,000   27,462       0.0%
    Kewpie Corp.                            1,300   30,292       0.0%
    Key Coffee, Inc.                          300    5,966       0.0%
    Keyence Corp.                             100   60,978       0.1%
    Kinden Corp.                            1,500   26,161       0.0%
    Kintetsu Group Holdings Co., Ltd.         700   28,442       0.0%
    Kintetsu World Express, Inc.              600   11,163       0.0%
    Kitz Corp.                              3,000   25,082       0.0%
    Kiyo Bank, Ltd. (The)                   1,500   24,422       0.0%
    Kobe Steel, Ltd.                        4,500   46,290       0.1%
    Kohnan Shoji Co., Ltd.                  1,300   33,950       0.0%
    Koito Manufacturing Co., Ltd.             500   33,462       0.0%
    Komatsu, Ltd.                           3,400  115,902       0.1%
    Komeri Co., Ltd.                          500   13,345       0.0%
    Komori Corp.                            1,500   19,076       0.0%
    Konami Holdings Corp.                     500   24,555       0.0%
    Konica Minolta, Inc.                    7,300   62,662       0.1%
    Konishi Co., Ltd.                       1,200   19,565       0.0%
    Konoike Transport Co., Ltd.             1,300   22,731       0.0%
    Kose Corp.                                200   36,959       0.1%
    Kotobuki Spirits Co., Ltd.                300   14,225       0.0%
    Kubota Corp. Sponsored ADR                500   42,360       0.1%
#   Kumiai Chemical Industry Co., Ltd.      1,900   12,060       0.0%
    Kurabo Industries, Ltd.                 4,000   13,200       0.0%
    Kuraray Co., Ltd.                       3,200   53,293       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                               SHARES VALUE++  OF NET ASSETS**
                                               ------ -------- ---------------
 JAPAN -- (Continued)
     Kureha Corp.                                 300 $ 20,371       0.0%
     Kurimoto, Ltd.                               100    1,871       0.0%
     Kurita Water Industries, Ltd.              2,100   68,006       0.1%
     KYB Corp.                                    400   19,271       0.0%
     Kyocera Corp.                                500   31,947       0.0%
     Kyokuto Kaihatsu Kogyo Co., Ltd.           1,100   17,393       0.0%
     Kyoritsu Maintenance Co., Ltd.               480   22,607       0.0%
     Kyushu Electric Power Co., Inc.            1,800   22,302       0.0%
     Kyushu Financial Group, Inc.               4,330   21,238       0.0%
     Lawson, Inc.                                 100    6,606       0.0%
     Leopalace21 Corp.                          4,000   34,692       0.1%
     Life Corp.                                   200    4,998       0.0%
     Lintec Corp.                               1,100   31,832       0.0%
     Lion Corp.                                 1,000   21,541       0.0%
     LIXIL Group Corp.                          1,700   38,073       0.1%
     Mabuchi Motor Co., Ltd.                      500   25,120       0.0%
     Macnica Fuji Electronics Holdings, Inc.    1,400   23,952       0.0%
     Maeda Corp.                                  900   11,108       0.0%
     Maeda Road Construction Co., Ltd.          2,000   43,155       0.1%
     Makino Milling Machine Co., Ltd.           2,000   18,875       0.0%
     Marubeni Corp.                             5,800   43,555       0.1%
     Marudai Food Co., Ltd.                     3,000   14,756       0.0%
     Maruha Nichiro Corp.                       1,200   40,392       0.1%
     Maruichi Steel Tube, Ltd.                    600   20,479       0.0%
     Maxell Holdings, Ltd.                        600   11,831       0.0%
     Mazda Motor Corp.                          6,499   90,362       0.1%
     MCJ Co., Ltd.                              1,900   25,213       0.0%
     Mebuki Financial Group, Inc.               7,020   27,248       0.0%
 *   Megachips Corp.                              300    9,622       0.0%
     Megmilk Snow Brand Co., Ltd.               1,000   30,105       0.0%
     Meidensha Corp.                            3,000   11,806       0.0%
     Meitec Corp.                                 400   21,933       0.0%
 #   Michinoku Bank, Ltd. (The)                   200    3,239       0.0%
     Minebea Mitsumi, Inc.                      2,770   55,402       0.1%
     Mirait Holdings Corp.                      2,000   31,719       0.0%
     Misawa Homes Co., Ltd.                     1,200   10,133       0.0%
     MISUMI Group, Inc.                         3,600   99,347       0.1%
     Mitsuba Corp.                              1,900   27,734       0.0%
     Mitsubishi Chemical Holdings Corp.        13,100  123,921       0.1%
     Mitsubishi Corp.                           4,400  121,332       0.1%
     Mitsubishi Electric Corp.                  7,000  107,314       0.1%
     Mitsubishi Estate Co., Ltd.                2,000   36,545       0.1%
     Mitsubishi Gas Chemical Co., Inc.          2,400   56,245       0.1%
     Mitsubishi Heavy Industries, Ltd.          2,260   89,334       0.1%
     Mitsubishi Logisnext Co., Ltd.             2,000   17,235       0.0%
     Mitsubishi Logistics Corp.                   999   23,042       0.0%
     Mitsubishi Materials Corp.                 1,500   45,656       0.1%
     Mitsubishi Motors Corp.                    3,800   28,279       0.0%
     Mitsubishi Paper Mills, Ltd.               1,000    6,307       0.0%
     Mitsubishi Steel Manufacturing Co., Ltd.     200    4,833       0.0%
     Mitsubishi UFJ Financial Group, Inc.      34,470  230,995       0.2%
     Mitsubishi UFJ Lease & Finance Co., Ltd.   4,400   27,971       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                          SHARES VALUE++  OF NET ASSETS**
                                          ------ -------- ---------------
JAPAN -- (Continued)
    Mitsuboshi Belting, Ltd.               2,000 $ 22,813       0.0%
    Mitsui & Co., Ltd.                     4,900   88,314       0.1%
    Mitsui Chemicals, Inc.                 3,600  103,198       0.1%
*   Mitsui E&S Holdings Co., Ltd.          1,800   30,848       0.0%
    Mitsui Fudosan Co., Ltd.               1,000   25,615       0.0%
    Mitsui Mining & Smelting Co., Ltd.     1,400   59,179       0.1%
    Mitsui OSK Lines, Ltd.                 1,700   50,357       0.1%
*   Mitsui-Soko Holdings Co., Ltd.         2,000    6,483       0.0%
    Mixi, Inc.                               300    9,860       0.0%
    Miyazaki Bank, Ltd. (The)                500   16,184       0.0%
    Mizuho Financial Group, Inc.          68,100  123,209       0.1%
    Morinaga & Co., Ltd.                     400   19,479       0.0%
    Morinaga Milk Industry Co., Ltd.         800   35,138       0.1%
    Morita Holdings Corp.                  1,000   19,612       0.0%
    MS&AD Insurance Group Holdings, Inc.   1,564   52,701       0.1%
    Murata Manufacturing Co., Ltd.           500   63,123       0.1%
    Musashi Seimitsu Industry Co., Ltd.      900   31,532       0.0%
    Musashino Bank, Ltd. (The)               600   19,990       0.0%
    Nabtesco Corp.                         1,200   43,273       0.1%
    Nachi-Fujikoshi Corp.                  6,000   31,110       0.0%
    Nagase & Co., Ltd.                     1,700   29,031       0.0%
    Nagoya Railroad Co., Ltd.                600   15,715       0.0%
    Nankai Electric Railway Co., Ltd.      1,400   37,224       0.1%
    Nanto Bank, Ltd. (The)                   500   13,879       0.0%
    NEC Corp.                              2,200   60,302       0.1%
    NET One Systems Co., Ltd.              1,400   22,532       0.0%
    NGK Insulators, Ltd.                   1,000   18,344       0.0%
    NGK Spark Plug Co., Ltd.                 800   20,517       0.0%
    NH Foods, Ltd.                         1,100   48,055       0.1%
    NHK Spring Co., Ltd.                   3,800   41,992       0.1%
    Nichias Corp.                          3,000   37,999       0.1%
    Nichicon Corp.                           900   10,155       0.0%
    Nichiha Corp.                            900   35,683       0.1%
    Nichirei Corp.                         3,000   86,908       0.1%
    Nidec Corp.                              300   46,933       0.1%
    Nifco, Inc.                            1,400   49,155       0.1%
#   Nihon Dempa Kogyo Co., Ltd.              400    2,507       0.0%
    Nihon M&A Center, Inc.                 3,200   93,397       0.1%
    Nihon Nohyaku Co., Ltd.                1,000    6,484       0.0%
    Nihon Parkerizing Co., Ltd.            2,000   31,664       0.0%
    Nihon Unisys, Ltd.                     1,200   24,906       0.0%
    Nikkon Holdings Co., Ltd.              1,700   45,234       0.1%
    Nikon Corp.                            2,200   38,281       0.1%
    Nippo Corp.                            1,000   22,935       0.0%
    Nippon Chemi-Con Corp.                   300    6,945       0.0%
    Nippon Concrete Industries Co., Ltd.   1,100    4,556       0.0%
    Nippon Densetsu Kogyo Co., Ltd.          600   12,315       0.0%
    Nippon Electric Glass Co., Ltd.          600   17,291       0.0%
    Nippon Express Co., Ltd.                 900   67,995       0.1%
    Nippon Flour Mills Co., Ltd.           1,500   24,465       0.0%
    Nippon Gas Co., Ltd.                   1,100   54,007       0.1%
    Nippon Koei Co., Ltd.                    200    5,863       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                           SHARES VALUE++  OF NET ASSETS**
                                           ------ -------- ---------------
JAPAN -- (Continued)
    Nippon Light Metal Holdings Co., Ltd.  10,000 $ 26,730       0.0%
    Nippon Paint Holdings Co., Ltd.           200    8,164       0.0%
    Nippon Paper Industries Co., Ltd.       2,300   44,050       0.1%
    Nippon Pillar Packing Co., Ltd.           300    4,333       0.0%
    Nippon Road Co., Ltd. (The)               200    9,974       0.0%
#   Nippon Seiki Co., Ltd.                  1,100   21,218       0.0%
#*  Nippon Sheet Glass Co., Ltd.            2,000   16,327       0.0%
    Nippon Shokubai Co., Ltd.                 400   27,180       0.0%
    Nippon Soda Co., Ltd.                   4,000   22,979       0.0%
    Nippon Steel & Sumikin Bussan Corp.       100    5,485       0.0%
    Nippon Steel & Sumitomo Metal Corp.     3,067   66,680       0.1%
    Nippon Suisan Kaisha, Ltd.              5,500   29,808       0.0%
    Nippon Telegraph & Telephone Corp.        400   18,982       0.0%
    Nippon Thompson Co., Ltd.               2,200   16,199       0.0%
    Nippon Valqua Industries, Ltd.            800   22,040       0.0%
    Nippon Yakin Kogyo Co., Ltd.            2,500    6,702       0.0%
    Nippon Yusen K.K.                       2,900   61,685       0.1%
    Nishi-Nippon Financial Holdings, Inc.   3,000   36,024       0.1%
    Nishi-Nippon Railroad Co., Ltd.         1,200   33,322       0.0%
    Nishimatsu Construction Co., Ltd.       1,400   38,485       0.1%
    Nissan Chemical Industries, Ltd.          600   26,678       0.0%
    Nissan Motor Co., Ltd.                 18,700  196,733       0.2%
    Nissan Shatai Co., Ltd.                 1,500   16,060       0.0%
    Nisshin Oillio Group, Ltd. (The)          600   17,251       0.0%
    Nisshin Seifun Group, Inc.              1,055   23,053       0.0%
    Nisshin Steel Co., Ltd.                   400    5,293       0.0%
    Nisshinbo Holdings, Inc.                2,000   28,185       0.0%
    Nissin Electric Co., Ltd.                 900    9,023       0.0%
    Nissin Kogyo Co., Ltd.                  1,400   24,565       0.0%
    Nissin Sugar Co., Ltd.                    700   13,694       0.0%
    Nitto Denko Corp.                         500   37,172       0.1%
    Nojima Corp.                              100    2,469       0.0%
    NOK Corp.                               1,600   32,722       0.0%
    Nomura Holdings, Inc.                  12,400   71,418       0.1%
    Nomura Real Estate Holdings, Inc.       1,800   44,544       0.1%
    Nomura Research Institute, Ltd.           726   37,392       0.1%
#   Noritsu Koki Co., Ltd.                    600   14,988       0.0%
    Noritz Corp.                              700   12,754       0.0%
    North Pacific Bank, Ltd.                8,000   26,992       0.0%
    NS Solutions Corp.                        800   23,161       0.0%
    NSK, Ltd.                               2,900   38,807       0.1%
    NTN Corp.                              12,000   52,782       0.1%
    NTT Data Corp.                          2,500   26,942       0.0%
    NTT DOCOMO, Inc.                        5,700  147,254       0.2%
    NTT Urban Development Corp.             1,700   20,030       0.0%
    Obara Group, Inc.                         100    5,909       0.0%
    Obayashi Corp.                          5,200   59,884       0.1%
    Obic Co., Ltd.                            400   33,504       0.0%
    Odakyu Electric Railway Co., Ltd.       1,000   21,523       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)         1,000   25,208       0.0%
    Oita Bank, Ltd. (The)                     400   14,678       0.0%
    Oji Holdings Corp.                      6,000   42,208       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                            SHARES VALUE++  OF NET ASSETS**
                                            ------ -------- ---------------
JAPAN -- (Continued)
    Okabe Co., Ltd.                          1,100 $ 10,450       0.0%
    Okasan Securities Group, Inc.            4,000   22,856       0.0%
    Okinawa Electric Power Co., Inc. (The)     990   30,189       0.0%
    OKUMA Corp.                                600   34,272       0.0%
    Omron Corp.                                400   21,588       0.0%
    Onward Holdings Co., Ltd.                2,000   16,482       0.0%
    Open House Co., Ltd.                       400   22,269       0.0%
    Orient Corp.                             5,100    7,874       0.0%
    Oriental Land Co., Ltd.                    400   39,862       0.1%
    ORIX Corp.                              10,800  189,420       0.2%
    Osaka Gas Co., Ltd.                      1,600   34,454       0.1%
    OSG Corp.                                1,700   37,628       0.1%
    Pacific Industrial Co., Ltd.               600    8,510       0.0%
    PAL GROUP Holdings Co., Ltd.               200    5,479       0.0%
    Panasonic Corp.                          9,000  133,264       0.2%
    Parco Co., Ltd.                            300    3,751       0.0%
    Park24 Co., Ltd.                           600   16,996       0.0%
    Penta-Ocean Construction Co., Ltd.       7,000   55,166       0.1%
    Pigeon Corp.                               900   42,187       0.1%
    Pilot Corp.                                800   43,674       0.1%
    Piolax, Inc.                               900   25,211       0.0%
#*  Pioneer Corp.                           11,400   17,783       0.0%
#   Plenus Co., Ltd.                           900   15,513       0.0%
    Press Kogyo Co., Ltd.                    4,000   23,051       0.0%
    Pressance Corp.                          1,200   18,334       0.0%
    Prima Meat Packers, Ltd.                 5,000   30,506       0.0%
    Rakuten, Inc.                            2,100   14,924       0.0%
    Relo Group, Inc.                         2,000   44,930       0.1%
    Rengo Co., Ltd.                          4,000   34,386       0.0%
    Resona Holdings, Inc.                    5,900   33,524       0.0%
    Resorttrust, Inc.                          900   18,636       0.0%
    Ricoh Co., Ltd.                          5,000   48,856       0.1%
    Ricoh Leasing Co., Ltd.                    500   16,676       0.0%
    Riken Corp.                                400   23,007       0.0%
    Rohm Co., Ltd.                             200   18,533       0.0%
    Roland DG Corp.                            400    9,288       0.0%
    Round One Corp.                            900   13,017       0.0%
    Royal Holdings Co., Ltd.                   400   10,873       0.0%
    Ryobi, Ltd.                                600   15,329       0.0%
    S Foods, Inc.                              600   25,209       0.0%
    Saibu Gas Co., Ltd.                        600   16,216       0.0%
    Saizeriya Co., Ltd.                        400    9,240       0.0%
    Sala Corp.                               1,900   11,827       0.0%
    SAMTY Co., Ltd.                            700   12,937       0.0%
    San-A Co., Ltd.                            600   31,996       0.0%
    San-Ai Oil Co., Ltd.                     2,000   31,486       0.0%
    San-In Godo Bank, Ltd. (The)             3,000   28,206       0.0%
*   Sanden Holdings Corp.                      800   11,622       0.0%
    Sanken Electric Co., Ltd.                6,000   38,400       0.1%
    Sankyo Co., Ltd.                           700   24,540       0.0%
    Sankyo Tateyama, Inc.                      900   13,352       0.0%
    Sankyu, Inc.                               800   38,881       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                                 SHARES VALUE++  OF NET ASSETS**
                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Sanshin Electronics Co., Ltd.                  700  $ 14,224       0.0%
    Sanwa Holdings Corp.                         4,000    51,364       0.1%
    Sanyo Chemical Industries, Ltd.                400    18,875       0.0%
    Sanyo Electric Railway Co., Ltd.               600    15,331       0.0%
    Sanyo Special Steel Co., Ltd.                  600    15,266       0.0%
    Sawada Holdings Co., Ltd.                    1,400    12,793       0.0%
    SBI Holdings, Inc.                           3,370    84,976       0.1%
    SCREEN Holdings Co., Ltd.                      400    32,718       0.0%
    SCSK Corp.                                   1,000    42,796       0.1%
    Secom Co., Ltd.                                200    15,005       0.0%
    Sega Sammy Holdings, Inc.                    1,700    27,925       0.0%
    Seibu Holdings, Inc.                         1,300    21,918       0.0%
    Seiko Epson Corp.                            1,400    26,316       0.0%
    Seiko Holdings Corp.                         1,200    31,242       0.0%
    Seino Holdings Co., Ltd.                     1,700    31,842       0.0%
    Seiren Co., Ltd.                               400     7,712       0.0%
    Sekisui Chemical Co., Ltd.                   4,000    70,760       0.1%
    Sekisui House, Ltd.                          2,700    49,487       0.1%
    Senko Group Holdings Co., Ltd.               5,000    38,424       0.1%
    Senshu Ikeda Holdings, Inc.                  3,000    11,831       0.0%
    Seria Co., Ltd.                                800    39,204       0.1%
    Seven & I Holdings Co., Ltd.                 2,600   114,558       0.1%
    Seven Bank, Ltd.                             5,200    17,459       0.0%
#   Sharp Corp.                                    300     8,765       0.0%
    Shiga Bank, Ltd. (The)                       5,000    25,328       0.0%
    Shikoku Bank, Ltd. (The)                     1,000    14,601       0.0%
    Shikoku Electric Power Co., Inc.             1,900    24,225       0.0%
    Shimachu Co., Ltd.                           1,000    32,282       0.0%
    Shimamura Co., Ltd.                            200    23,275       0.0%
    Shimano, Inc.                                  100    13,297       0.0%
    Shimizu Corp.                                4,000    39,575       0.1%
    Shin-Etsu Chemical Co., Ltd.                 1,000   100,350       0.1%
    Shindengen Electric Manufacturing Co., Ltd.    300    18,821       0.0%
    Shinko Electric Industries Co., Ltd.         2,300    17,894       0.0%
    Shinko Plantech Co., Ltd.                    1,300    12,204       0.0%
    Shinko Shoji Co., Ltd.                         200     3,476       0.0%
#   Shinoken Group Co., Ltd.                       500    15,202       0.0%
    Shinsei Bank, Ltd.                           1,300    20,240       0.0%
    Shiseido Co., Ltd.                             700    45,417       0.1%
    Shizuoka Bank, Ltd. (The)                    3,800    38,535       0.1%
    Shizuoka Gas Co., Ltd.                       2,100    19,001       0.0%
*   Shoko Co., Ltd.                              5,000     5,094       0.0%
    Showa Corp.                                    800    12,025       0.0%
    Showa Denko K.K.                             3,800   126,429       0.1%
    Showa Sangyo Co., Ltd.                         900    23,818       0.0%
    Showa Shell Sekiyu K.K.                      4,800    67,779       0.1%
    Sintokogio, Ltd.                             1,500    15,981       0.0%
    SKY Perfect JSAT Holdings, Inc.              3,500    15,950       0.0%
#   Skylark Co., Ltd.                            1,000    14,709       0.0%
    SMC Corp.                                      100    37,999       0.1%
#   SMK Corp.                                    3,000    10,627       0.0%
    SMS Co., Ltd.                                  800    30,289       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Sodick Co., Ltd.                          1,500 $ 18,462       0.0%
    SoftBank Group Corp.                      1,761  134,556       0.2%
    Sojitz Corp.                             13,900   45,755       0.1%
    Sompo Holdings, Inc.                        900   37,683       0.1%
    Sony Corp.                                5,200  242,872       0.3%
    Sony Corp. Sponsored ADR                    820   37,581       0.1%
    Sony Financial Holdings, Inc.             1,400   25,541       0.0%
    Sotetsu Holdings, Inc.                    1,200   34,378       0.0%
    Square Enix Holdings Co., Ltd.              700   29,013       0.0%
    St Marc Holdings Co., Ltd.                  800   22,651       0.0%
    Stanley Electric Co., Ltd.                1,300   46,981       0.1%
    Start Today Co., Ltd.                     2,100   60,635       0.1%
    Starts Corp., Inc.                        1,000   27,609       0.0%
    Starzen Co., Ltd.                           500   25,168       0.0%
    Subaru Corp.                              1,700   57,063       0.1%
    Sumco Corp.                               1,100   26,867       0.0%
    Sumitomo Bakelite Co., Ltd.               5,000   45,099       0.1%
    Sumitomo Corp.                            3,800   68,212       0.1%
    Sumitomo Densetsu Co., Ltd.               1,300   27,585       0.0%
    Sumitomo Electric Industries, Ltd.        5,000   76,545       0.1%
    Sumitomo Forestry Co., Ltd.               3,600   59,653       0.1%
    Sumitomo Heavy Industries, Ltd.           1,800   68,779       0.1%
    Sumitomo Metal Mining Co., Ltd.           1,499   63,948       0.1%
    Sumitomo Mitsui Construction Co., Ltd.    1,620    9,923       0.0%
    Sumitomo Mitsui Financial Group, Inc.     3,764  156,877       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.        900   38,166       0.1%
    Sumitomo Osaka Cement Co., Ltd.          11,000   50,358       0.1%
    Sumitomo Realty & Development Co., Ltd.   2,000   79,446       0.1%
    Sumitomo Riko Co., Ltd.                     500    5,227       0.0%
    Sumitomo Rubber Industries, Ltd.          2,762   49,330       0.1%
    Sumitomo Seika Chemicals Co., Ltd.          200    9,574       0.0%
    Sumitomo Warehouse Co., Ltd. (The)        4,000   27,366       0.0%
    Sun Frontier Fudousan Co., Ltd.           1,200   14,479       0.0%
    Suruga Bank, Ltd.                         3,000   40,639       0.1%
    Suzuki Motor Corp.                        1,400   75,247       0.1%
    SWCC Showa Holdings Co., Ltd.             1,400   12,057       0.0%
    T Hasegawa Co., Ltd.                        600   12,897       0.0%
    T&D Holdings, Inc.                        3,100   52,650       0.1%
    Tachi-S Co., Ltd.                         1,000   18,123       0.0%
    Tadano, Ltd.                              2,000   30,778       0.0%
    Taihei Dengyo Kaisha, Ltd.                  700   18,077       0.0%
    Taiheiyo Cement Corp.                     1,900   71,744       0.1%
    Taiho Kogyo Co., Ltd.                     1,300   17,549       0.0%
    Taikisha, Ltd.                              200    6,975       0.0%
    Taisei Corp.                                200   10,789       0.0%
    Taiyo Nippon Sanso Corp.                    900   13,343       0.0%
#   Taiyo Yuden Co., Ltd.                     2,000   35,469       0.1%
    Takara Leben Co., Ltd.                    1,100    4,660       0.0%
    Takara Standard Co., Ltd.                 1,000   16,994       0.0%
    Takasago International Corp.                200    6,230       0.0%
    Takashimaya Co., Ltd.                     2,000   17,175       0.0%
    Takeuchi Manufacturing Co., Ltd.            900   20,555       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                              SHARES VALUE++ OF NET ASSETS**
                                              ------ ------- ---------------
JAPAN -- (Continued)
    Takuma Co., Ltd.                          4,000  $43,827       0.1%
    Tamura Corp.                              4,000   30,384       0.0%
    TDK Corp.                                   900   77,570       0.1%
    TechnoPro Holdings, Inc.                    600   34,909       0.1%
    Teijin, Ltd.                              4,300   80,844       0.1%
    THK Co., Ltd.                               900   31,368       0.0%
    TIS, Inc.                                 1,200   47,603       0.1%
    TOA ROAD Corp.                              300   10,712       0.0%
    Toagosei Co., Ltd.                        2,400   28,323       0.0%
    Tobishima Corp.                           5,000    8,018       0.0%
    Tobu Railway Co., Ltd.                      600   19,105       0.0%
    Toda Corp.                                3,000   24,737       0.0%
    Toei Co., Ltd.                              100   11,233       0.0%
    Toho Bank, Ltd. (The)                     5,000   19,396       0.0%
    Toho Gas Co., Ltd.                          400   12,162       0.0%
#   Toho Zinc Co., Ltd.                         300   13,803       0.0%
    Tohoku Electric Power Co., Inc.           2,400   30,995       0.0%
    TOKAI Holdings Corp.                        700    7,091       0.0%
    Tokai Rika Co., Ltd.                        900   17,979       0.0%
    Tokai Tokyo Financial Holdings, Inc.      2,600   18,833       0.0%
#   Token Corp.                                 270   25,712       0.0%
    Tokio Marine Holdings, Inc.               1,900   89,675       0.1%
    Tokuyama Corp.                            1,600   47,657       0.1%
    Tokyo Broadcasting System Holdings, Inc.    500   11,114       0.0%
    Tokyo Century Corp.                       1,300   80,930       0.1%
    Tokyo Dome Corp.                          1,500   14,584       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.   6,200   29,473       0.0%
    Tokyo Electron, Ltd.                        300   57,616       0.1%
    Tokyo Gas Co., Ltd.                       1,000   26,835       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                  400   14,053       0.0%
    Tokyo Seimitsu Co., Ltd.                    700   26,587       0.0%
    Tokyo Tatemono Co., Ltd.                  2,700   41,119       0.1%
    Tokyo TY Financial Group, Inc.              259    6,836       0.0%
    Tokyu Construction Co., Ltd.              2,100   22,427       0.0%
    Tokyu Corp.                               1,000   16,786       0.0%
    Tokyu Fudosan Holdings Corp.              3,900   30,691       0.0%
    TOMONY Holdings, Inc.                     3,900   17,402       0.0%
    Tomy Co., Ltd.                            1,400   13,707       0.0%
    Topcon Corp.                              1,200   23,818       0.0%
    Toppan Forms Co., Ltd.                    1,100   12,287       0.0%
    Toppan Printing Co., Ltd.                 3,000   25,087       0.0%
    Topre Corp.                               1,400   43,938       0.1%
    Topy Industries, Ltd.                       700   20,733       0.0%
    Toray Industries, Inc.                    6,000   56,007       0.1%
    Tosei Corp.                               1,100   13,484       0.0%
    Toshiba TEC Corp.                         4,000   22,893       0.0%
    Tosoh Corp.                               5,000   88,442       0.1%
    TOTO, Ltd.                                  500   28,340       0.0%
    Towa Bank, Ltd. (The)                       700    9,339       0.0%
    Toyo Ink SC Holdings Co., Ltd.            4,000   24,721       0.0%
    Toyo Seikan Group Holdings, Ltd.          1,800   28,320       0.0%
    Toyo Suisan Kaisha, Ltd.                    200    7,875       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                         SHARES VALUE++  OF NET ASSETS**
                                         ------ -------- ---------------
JAPAN -- (Continued)
    Toyo Tire & Rubber Co., Ltd.          2,000 $ 34,044       0.0%
    Toyobo Co., Ltd.                      1,900   37,011       0.1%
    Toyoda Gosei Co., Ltd.                1,600   40,398       0.1%
    Toyota Boshoku Corp.                  1,100   23,092       0.0%
    Toyota Industries Corp.                 400   23,588       0.0%
    Toyota Motor Corp.                   10,906  715,132       0.7%
    Toyota Motor Corp. Sponsored ADR      3,466  453,977       0.5%
    Toyota Tsusho Corp.                   2,600   93,227       0.1%
    TPR Co., Ltd.                           300    9,088       0.0%
    Trancom Co., Ltd.                       300   22,715       0.0%
    Trend Micro, Inc.                       500   29,894       0.0%
    Trusco Nakayama Corp.                   600   15,752       0.0%
    TS Tech Co., Ltd.                       400   16,184       0.0%
    TSI Holdings Co., Ltd.                1,500   11,977       0.0%
    Tsubakimoto Chain Co.                 3,000   25,996       0.0%
    Tsukuba Bank, Ltd.                    2,900   10,054       0.0%
    UACJ Corp.                              311    8,115       0.0%
    Ube Industries, Ltd.                  2,900   88,346       0.1%
    UKC Holdings Corp.                    1,100   23,177       0.0%
    Ulvac, Inc.                           1,300   69,542       0.1%
    Unicharm Corp.                          800   22,491       0.0%
    Unipres Corp.                         1,100   25,900       0.0%
    United Arrows, Ltd.                     500   18,364       0.0%
    United Super Markets Holdings, Inc.   1,000   13,149       0.0%
#   Unizo Holdings Co., Ltd.                500   11,906       0.0%
    Ushio, Inc.                           1,700   23,964       0.0%
    USS Co., Ltd.                           800   16,800       0.0%
    Valor Holdings Co., Ltd.                500   13,951       0.0%
    VT Holdings Co., Ltd.                 3,900   17,743       0.0%
    Wacoal Holdings Corp.                 1,000   30,276       0.0%
    Wakita & Co., Ltd.                    1,000   10,566       0.0%
    West Holdings Corp.                   1,800   13,197       0.0%
    West Japan Railway Co.                  500   35,341       0.1%
    Xebio Holdings Co., Ltd.                700   13,188       0.0%
#   Yahoo Japan Corp.                     5,300   21,781       0.0%
#   Yamada Denki Co., Ltd.                4,068   21,278       0.0%
#   Yamagata Bank, Ltd. (The)               800   17,648       0.0%
    Yamaguchi Financial Group, Inc.       2,000   24,983       0.0%
    Yamaha Motor Co., Ltd.                1,300   41,567       0.1%
    Yamanashi Chuo Bank, Ltd. (The)       4,000   17,672       0.0%
    Yamato Kogyo Co., Ltd.                  900   26,531       0.0%
    Yamazaki Baking Co., Ltd.             2,600   56,933       0.1%
    Yamazen Corp.                           200    2,021       0.0%
    Yaoko Co., Ltd.                         400   22,184       0.0%
#   Yaskawa Electric Corp.                1,900   77,135       0.1%
    Yellow Hat, Ltd.                        100    2,966       0.0%
    Yodogawa Steel Works, Ltd.              300    8,561       0.0%
    Yokogawa Bridge Holdings Corp.          300    6,533       0.0%
    Yokogawa Electric Corp.               1,600   35,231       0.1%
    Yokohama Rubber Co., Ltd. (The)       2,500   58,865       0.1%
    Yorozu Corp.                            700   12,053       0.0%
    Zensho Holdings Co., Ltd.             1,300   30,256       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------ ----------- ---------------
JAPAN -- (Continued)
    Zeon Corp.                                    4,000 $    51,657       0.1%
                                                        -----------      ----
TOTAL JAPAN                                              24,611,126      24.9%
                                                        -----------      ----
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                        2,548     125,456       0.1%
    ABN AMRO Group NV                             2,903      90,026       0.1%
    Aegon NV                                     10,950      80,250       0.1%
    Akzo Nobel NV                                 1,913     173,238       0.2%
#*  Altice NV Class A                               860       8,231       0.0%
*   Altice NV Class B                               606       5,783       0.0%
    AMG Advanced Metallurgical Group NV           1,751      81,817       0.1%
#   Amsterdam Commodities NV                        391      10,438       0.0%
#   Arcadis NV                                    1,720      33,824       0.0%
*   ArcelorMittal                                 4,052     137,131       0.1%
    ASM International NV                            560      33,622       0.0%
#   ASML Holding NV(B908F01)                        154      29,021       0.0%
#   ASML Holding NV(B929F46)                        504      95,972       0.1%
    BE Semiconductor Industries NV                  935      64,621       0.1%
#   BinckBank NV                                  1,231       7,164       0.0%
    Boskalis Westminster                          1,630      48,288       0.1%
    Brunel International NV                         272       4,883       0.0%
    Coca-Cola European Partners P.L.C.            1,260      49,734       0.1%
    Corbion NV                                    1,576      50,456       0.1%
#*  Fugro NV                                      1,470      23,247       0.0%
    Gemalto NV                                      965      58,127       0.1%
*   Heijmans NV                                     916      10,879       0.0%
    ING Groep NV                                 10,649     179,441       0.2%
    KAS Bank NV                                      70         844       0.0%
    Kendrion NV                                     337      13,601       0.0%
    Koninklijke Ahold Delhaize NV                 2,930      70,688       0.1%
    Koninklijke Ahold Delhaize NV Sponsored ADR   5,225     125,400       0.1%
#   Koninklijke BAM Groep NV                      4,155      19,790       0.0%
    Koninklijke KPN NV                           25,735      80,093       0.1%
#   Koninklijke Vopak NV                          1,111      54,789       0.1%
    Nederland Apparatenfabriek                      226      13,745       0.0%
    NN Group NV                                   1,835      87,942       0.1%
#   Philips Lighting NV                           1,094      33,271       0.0%
#   PostNL NV                                     9,281      36,028       0.0%
    Randstad NV                                   1,091      70,220       0.1%
    RELX NV                                       3,695      78,619       0.1%
    RELX NV Sponsored ADR                         2,928      62,286       0.1%
    SBM Offshore NV                               2,531      42,468       0.0%
    Sligro Food Group NV                            627      32,477       0.0%
    TKH Group NV                                    877      55,438       0.1%
*   TomTom NV                                     1,851      18,265       0.0%
#   Unilever NV(2416542)                          2,329     133,032       0.1%
    Unilever NV(B12T3J1)                            907      51,997       0.1%
    Van Lanschot Kempen NV                          441      13,623       0.0%
    Wessanen                                      1,829      36,902       0.0%
    Wolters Kluwer NV                             1,867     101,023       0.1%
                                                        -----------      ----
TOTAL NETHERLANDS                                         2,634,190       2.7%
                                                        -----------      ----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                          SHARES VALUE++  OF NET ASSETS**
                                          ------ -------- ---------------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                      8,890 $ 75,553       0.1%
    Air New Zealand, Ltd.                 11,327   25,991       0.0%
    Chorus, Ltd.                          10,565   29,975       0.1%
    Contact Energy, Ltd.                   7,971   30,081       0.1%
    Fletcher Building, Ltd.(6341606)       6,278   27,805       0.0%
    Fletcher Building, Ltd.(6341617)         913    4,009       0.0%
    Freightways, Ltd.                      2,272   11,948       0.0%
    Heartland Bank, Ltd.                  16,674   20,988       0.0%
    Infratil, Ltd.                         5,431   12,175       0.0%
    Kathmandu Holdings, Ltd.               4,918    9,061       0.0%
    Mainfreight, Ltd.                      1,051   18,272       0.0%
    Meridian Energy, Ltd.                    756    1,562       0.0%
*   New Zealand Oil & Gas, Ltd.               22        9       0.0%
    New Zealand Refining Co., Ltd. (The)   4,103    6,781       0.0%
    NZME, Ltd.                             1,604      941       0.0%
    Port of Tauranga, Ltd.                 1,808    6,206       0.0%
    Restaurant Brands New Zealand, Ltd.    2,277   11,484       0.0%
    SKY Network Television, Ltd.           3,260    5,211       0.0%
    Spark New Zealand, Ltd.               18,634   45,251       0.1%
    Tilt Renewables, Ltd.                  2,795    3,790       0.0%
    Trade Me Group, Ltd.                   2,088    6,811       0.0%
    Trustpower, Ltd.                         203      809       0.0%
    Z Energy, Ltd.                         2,047   10,419       0.0%
                                                 --------       ---
TOTAL NEW ZEALAND                                 365,132       0.4%
                                                 --------       ---
NORWAY -- (0.9%)
*   Akastor ASA                            1,805    3,583       0.0%
    Aker ASA Class A                         302   18,875       0.0%
    Aker BP ASA                              799   26,207       0.0%
*   Aker Solutions ASA                       784    5,307       0.0%
    Atea ASA                                 726   10,776       0.0%
    Austevoll Seafood ASA                  2,794   33,627       0.1%
#   Bakkafrost P/F                           470   26,967       0.0%
    Bonheur ASA                              128    1,526       0.0%
#*  BW LPG, Ltd.                           1,956    6,787       0.0%
*   BW Offshore, Ltd.                      2,050   11,167       0.0%
    DNB ASA                                2,416   45,182       0.1%
*   DNO ASA                                3,689    6,831       0.0%
    Ekornes ASA                              300    4,173       0.0%
#*  Fred Olsen Energy ASA                    566      856       0.0%
    Frontline, Ltd.                          727    3,130       0.0%
    Gjensidige Forsikring ASA                752   11,903       0.0%
    Grieg Seafood ASA                      1,850   19,829       0.0%
*   Kongsberg Automotive ASA              28,148   32,909       0.0%
*   Kvaerner ASA                           6,566   13,817       0.0%
    Leroy Seafood Group ASA                4,490   32,936       0.1%
    Marine Harvest ASA                     2,483   54,050       0.1%
    Norsk Hydro ASA                        2,206   13,779       0.0%
    Ocean Yield ASA                        1,311   11,274       0.0%
    Orkla ASA                                943    8,728       0.0%
*   Otello Corp. ASA                       2,677    6,831       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
NORWAY -- (Continued)
*   Petroleum Geo-Services ASA                   6,042 $ 26,006       0.0%
#*  Prosafe SE                                     108      174       0.0%
    Protector Forsikring ASA                     1,652   15,454       0.0%
*   REC Silicon ASA                             23,233    3,938       0.0%
    Salmar ASA                                     616   28,706       0.0%
#   Scatec Solar ASA                             3,631   22,527       0.0%
*   Sevan Marine ASA                               744    1,367       0.0%
    SpareBank 1 SR-Bank ASA                      3,295   32,587       0.0%
    Statoil ASA                                  4,147  106,050       0.1%
#   Statoil ASA Sponsored ADR                    3,231   82,714       0.1%
    Stolt-Nielsen, Ltd.                            218    3,081       0.0%
    Storebrand ASA                               5,430   46,406       0.1%
#   Subsea 7 SA                                  2,853   39,861       0.1%
#   Telenor ASA                                    923   20,430       0.0%
    TGS NOPEC Geophysical Co. ASA                1,477   46,576       0.1%
    Tomra Systems ASA                            2,200   40,812       0.1%
#   Veidekke ASA                                 1,440   17,490       0.0%
    Wilh Wilhelmsen Holding ASA Class A            523   15,116       0.0%
    Yara International ASA                         317   13,371       0.0%
                                                       --------       ---
TOTAL NORWAY                                            973,716       1.0%
                                                       --------       ---
PORTUGAL -- (0.4%)
    Altri SGPS SA                                4,909   35,491       0.0%
*   Banco Comercial Portugues SA Class R       168,593   56,437       0.1%
    CTT-Correios de Portugal SA                  1,806    6,660       0.0%
#   EDP - Energias de Portugal SA                2,923   10,844       0.0%
    EDP Renovaveis SA                            4,715   45,278       0.1%
    Galp Energia SGPS SA                         4,613   88,538       0.1%
    Jeronimo Martins SGPS SA                     2,262   39,669       0.1%
    Mota-Engil SGPS SA                           2,737   11,858       0.0%
    Navigator Co. SA (The)                       2,904   16,943       0.0%
    NOS SGPS SA                                  4,925   29,277       0.0%
    REN - Redes Energeticas Nacionais SGPS SA    4,479   14,127       0.0%
    Semapa-Sociedade de Investimento e Gestao      519   11,605       0.0%
    Sonae SGPS SA                               13,955   18,977       0.0%
                                                       --------       ---
TOTAL PORTUGAL                                          385,704       0.4%
                                                       --------       ---
SINGAPORE -- (1.1%)
    Accordia Golf Trust                         12,600    5,838       0.0%
    Boustead Projects, Ltd.                      4,800    2,856       0.0%
    Boustead Singapore, Ltd.                    16,000    9,724       0.0%
    Bukit Sembawang Estates, Ltd.                1,100    5,126       0.0%
    CapitaLand, Ltd.                            14,000   39,478       0.1%
    City Developments, Ltd.                        400    3,801       0.0%
    ComfortDelGro Corp., Ltd.                   20,000   33,756       0.0%
    Delfi, Ltd.                                  3,000    3,260       0.0%
*   Ezion Holdings, Ltd.                        31,824    2,852       0.0%
#*  Ezra Holdings, Ltd.                        104,356    1,585       0.0%
    First Resources, Ltd.                       12,000   15,259       0.0%
    Golden Agri-Resources, Ltd.                150,100   38,919       0.1%
    Ho Bee Land, Ltd.                            6,100   11,835       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                          PERCENTAGE
                                                      SHARES  VALUE++   OF NET ASSETS**
                                                      ------ ---------- ---------------
SINGAPORE -- (Continued)
    Hong Leong Finance, Ltd.                          10,800 $   22,864       0.0%
    Hutchison Port Holdings Trust                     90,600     30,206       0.0%
    Hyflux, Ltd.                                      14,000      2,630       0.0%
    Indofood Agri Resources, Ltd.                      6,000      1,445       0.0%
    Jardine Cycle & Carriage, Ltd.                       400     10,291       0.0%
    Keppel Corp., Ltd.                                 6,300     38,639       0.1%
    Keppel Infrastructure Trust                       18,264      7,419       0.0%
    M1, Ltd.                                           7,000      9,534       0.0%
*   Midas Holdings, Ltd.                              30,000      4,344       0.0%
    Olam International, Ltd.                           8,400     14,371       0.0%
    OUE, Ltd.                                          5,000      6,803       0.0%
    Oversea-Chinese Banking Corp., Ltd.               12,027    124,222       0.1%
*   Raffles Education Corp., Ltd.                      7,965      1,102       0.0%
    SATS, Ltd.                                         6,278     26,088       0.0%
    SembCorp Industries, Ltd.                         15,400     35,473       0.1%
    SIIC Environment Holdings, Ltd.                   33,700     11,035       0.0%
    Sinarmas Land, Ltd.                               33,000      9,041       0.0%
    Singapore Airlines, Ltd.                           6,700     54,668       0.1%
    Singapore Exchange, Ltd.                           6,000     34,794       0.0%
    Singapore Post, Ltd.                              14,000     14,097       0.0%
    Singapore Press Holdings, Ltd.                    19,500     39,847       0.1%
    Singapore Technologies Engineering, Ltd.           9,000     23,551       0.0%
    Singapore Telecommunications, Ltd.                22,000     58,192       0.1%
    Stamford Land Corp., Ltd.                          9,000      3,323       0.0%
#   StarHub, Ltd.                                      4,400      7,506       0.0%
*   Swiber Holdings, Ltd.                              2,249         35       0.0%
*   Tat Hong Holdings, Ltd.                           10,000      4,095       0.0%
    United Engineers, Ltd.                            12,000     24,601       0.0%
    United Industrial Corp., Ltd.                      4,900     12,039       0.0%
    United Overseas Bank, Ltd.                         6,529    147,844       0.2%
    UOL Group, Ltd.                                    4,389     28,988       0.0%
    Venture Corp., Ltd.                                4,700     73,513       0.1%
    Wheelock Properties Singapore, Ltd.                8,800     12,035       0.0%
    Wilmar International, Ltd.                         8,800     21,528       0.0%
    Wing Tai Holdings, Ltd.                           10,000     15,322       0.0%
    Yeo Hiap Seng, Ltd.                                1,767      1,530       0.0%
                                                             ----------       ---
TOTAL SINGAPORE                                               1,107,304       1.1%
                                                             ----------       ---
SPAIN -- (2.6%)
    Abertis Infraestructuras SA                        2,140     47,179       0.1%
    Acciona SA                                           648     54,203       0.1%
    Acerinox SA                                        3,789     53,211       0.1%
    ACS Actividades de Construccion y Servicios SA     1,367     57,599       0.1%
    Aena SME SA                                           20      4,123       0.0%
    Amadeus IT Group SA                                1,683    122,791       0.1%
    Applus Services SA                                 2,420     32,701       0.0%
    Atresmedia Corp. de Medios de Comunicacion SA      1,085     10,162       0.0%
    Banco Bilbao Vizcaya Argentaria SA                 9,018     72,974       0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR  16,378    132,005       0.1%
    Banco de Sabadell SA                              54,691    107,025       0.1%
    Banco Santander SA                                25,613    165,482       0.2%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                    SHARES  VALUE++   OF NET ASSETS**
                                                    ------ ---------- ---------------
SPAIN -- (Continued)
#   Banco Santander SA Sponsored ADR                11,210 $   73,092       0.1%
    Bankia SA                                        6,601     28,963       0.0%
    Bankinter SA                                     3,572     37,331       0.0%
    Bolsas y Mercados Espanoles SHMSF SA             1,498     52,503       0.1%
    CaixaBank SA                                    12,876     62,616       0.1%
    Cellnex Telecom SA                               1,796     48,167       0.1%
    Cie Automotive SA                                  590     22,055       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA      520     24,937       0.0%
    Distribuidora Internacional de Alimentacion SA   8,452     39,168       0.0%
*   Duro Felguera SA                                 2,644        844       0.0%
    Elecnor SA                                         157      2,462       0.0%
    Enagas SA                                        4,233    123,036       0.1%
    Ence Energia y Celulosa SA                       3,405     26,269       0.0%
    Endesa SA                                        1,354     31,576       0.0%
    Euskaltel SA                                       433      4,015       0.0%
    Ferrovial SA                                     1,657     35,396       0.0%
    Gas Natural SDG SA                               3,433     86,538       0.1%
    Grupo Catalana Occidente SA                        251     11,052       0.0%
    Iberdrola SA                                    33,482    258,683       0.3%
*   Indra Sistemas SA                                1,150     15,892       0.0%
    Industria de Diseno Textil SA                    1,738     53,875       0.1%
    Mapfre SA                                       19,733     68,453       0.1%
#   Mediaset Espana Comunicacion SA                  4,163     39,841       0.0%
    Melia Hotels International SA                      953     14,169       0.0%
    Miquel y Costas & Miquel SA                        303     12,206       0.0%
*   Obrascon Huarte Lain SA                          2,259     10,533       0.0%
    Papeles y Cartones de Europa SA                  1,668     32,276       0.0%
*   Promotora de Informaciones SA Class A            6,054     14,182       0.0%
    Prosegur Cia de Seguridad SA                     3,225     24,378       0.0%
    Red Electrica Corp. SA                           2,668     55,576       0.1%
    Repsol SA                                        6,219    118,684       0.1%
    Repsol SA Sponsored ADR                          2,078     39,754       0.0%
    Sacyr SA                                         7,781     22,322       0.0%
    Tecnicas Reunidas SA                               630     20,306       0.0%
    Telefonica SA                                    6,588     67,135       0.1%
    Telefonica SA Sponsored ADR                     12,139    123,211       0.1%
    Vidrala SA                                         390     40,854       0.1%
    Viscofan SA                                        735     48,709       0.1%
    Zardoya Otis SA                                  3,054     31,167       0.0%
                                                           ----------       ---
TOTAL SPAIN                                                 2,681,681       2.7%
                                                           ----------       ---
SWEDEN -- (2.7%)
    AAK AB                                             685     60,451       0.1%
    AF AB Class B                                    1,570     32,665       0.0%
    Alfa Laval AB                                    2,007     49,650       0.1%
    Assa Abloy AB Class B                            2,063     43,234       0.1%
    Atlas Copco AB Class A                           1,384     54,123       0.1%
    Atlas Copco AB Class B                             777     27,540       0.0%
#   Avanza Bank Holding AB                             446     20,966       0.0%
    Axfood AB                                        1,400     26,010       0.0%
    Beijer Alma AB                                     381     10,940       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          PERCENTAGE
                                        SHARES VALUE++  OF NET ASSETS**
                                        ------ -------- ---------------
SWEDEN -- (Continued)
    Bergman & Beving AB                   600  $  6,235       0.0%
    Bilia AB Class A                    3,116    25,690       0.0%
    BillerudKorsnas AB                  4,342    63,800       0.1%
#   Boliden AB                          4,049   140,296       0.2%
#   Bonava AB Class B                   1,600    19,423       0.0%
    Bure Equity AB                        991    10,625       0.0%
#   Byggmax Group AB                    1,675     8,891       0.0%
    Clas Ohlson AB Class B                566     6,191       0.0%
    Cloetta AB Class B                  2,007     7,183       0.0%
    Com Hem Holding AB                  4,412    76,413       0.1%
    Concentric AB                       1,052    17,176       0.0%
#   Dios Fastigheter AB                 1,958    12,422       0.0%
    Dometic Group AB                    1,117    10,691       0.0%
    Duni AB                               892    12,110       0.0%
    Dustin Group AB                     1,281    10,718       0.0%
    Electrolux AB Series B              1,570    41,317       0.1%
    Essity AB Class B                   1,454    36,881       0.1%
    Fabege AB                           1,286    14,807       0.0%
*   Fastighets AB Balder Class B          476    12,263       0.0%
*   Fingerprint Cards AB Class B          985       851       0.0%
    Granges AB                            741    10,366       0.0%
    Hemfosa Fastigheter AB              2,030    25,146       0.0%
#   Hennes & Mauritz AB Class B         1,312    22,546       0.0%
    Hexagon AB Class B                    547    31,583       0.0%
#   Hexpol AB                           4,840    50,085       0.1%
    HIQ International AB                1,637    13,248       0.0%
    Holmen AB                           1,070    26,383       0.0%
    Hufvudstaden AB Class A             1,511    22,175       0.0%
    Husqvarna AB Class B                2,318    22,294       0.0%
#   ICA Gruppen AB                        746    23,164       0.0%
    Indutrade AB                        2,102    49,573       0.1%
#   Intrum Justitia AB                    841    22,318       0.0%
    Inwido AB                             856     7,451       0.0%
    JM AB                               1,200    23,741       0.0%
    KappAhl AB                          3,182     9,223       0.0%
#   KNOW IT AB                            721    14,682       0.0%
    Kungsleden AB                       1,484    10,524       0.0%
    Lindab International AB             1,863    14,379       0.0%
    Loomis AB Class B                   1,629    59,323       0.1%
*   Lundin Petroleum AB                 1,699    46,836       0.1%
#   Mekonomen AB                          827    12,641       0.0%
    Millicom International Cellular SA    674    44,645       0.1%
    Modern Times Group MTG AB Class B     763    29,988       0.0%
*   Momentum Group AB Class B             600     6,741       0.0%
    NCC AB Class B                      1,600    29,472       0.0%
#   NetEnt AB                           1,506     8,591       0.0%
    New Wave Group AB Class B           1,962    11,648       0.0%
    Nibe Industrier AB Class B          2,924    29,793       0.0%
    Nobia AB                            4,200    33,040       0.0%
    Nobina AB                           1,910    12,535       0.0%
    Nordea Bank AB                      7,848    79,819       0.1%
    Oriflame Holding AG                   539    25,542       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES  VALUE++   OF NET ASSETS**
                                              ------ ---------- ---------------
SWEDEN -- (Continued)
    Pandox AB                                    625 $   10,519       0.0%
    Peab AB                                    4,058     35,927       0.0%
    Proact IT Group AB                           475      8,923       0.0%
#   Ratos AB Class B                           5,280     20,833       0.0%
    Saab AB Class B                              657     26,891       0.0%
    Sandvik AB                                 2,872     48,969       0.1%
*   SAS AB                                     1,855      4,629       0.0%
#   Scandi Standard AB                         1,287      8,824       0.0%
#   Securitas AB Class B                       3,673     59,349       0.1%
    Skandinaviska Enskilda Banken AB Class A   4,651     43,664       0.1%
    Skanska AB Class B                           951     18,521       0.0%
    SKF AB Class A                               582     11,908       0.0%
    SKF AB Class B                             2,766     55,997       0.1%
    SkiStar AB                                   883     18,207       0.0%
    SSAB AB Class A                            2,889     16,335       0.0%
    SSAB AB Class B(B17H3F6)                   3,972     17,970       0.0%
    SSAB AB Class B(BPRBWM6)                   3,408     15,337       0.0%
    Svenska Cellulosa AB SCA Class B           6,547     72,506       0.1%
    Svenska Handelsbanken AB Class A           3,800     42,379       0.1%
    Sweco AB Class B                             833     16,966       0.0%
    Swedbank AB Class A                        2,716     59,000       0.1%
    Systemair AB                                 603      7,972       0.0%
    Tele2 AB Class B                           4,251     55,101       0.1%
    Telefonaktiebolaget LM Ericsson Class B   10,474     79,848       0.1%
    Telia Co. AB                              25,204    124,097       0.1%
    Thule Group AB                               798     18,443       0.0%
#   Trelleborg AB Class B                      1,366     31,922       0.0%
    Volvo AB Class A                           1,258     21,561       0.0%
    Volvo AB Class B                           8,211    139,147       0.2%
#   Wihlborgs Fastigheter AB                     494     11,448       0.0%
                                                     ----------       ---
TOTAL SWEDEN                                          2,792,250       2.8%
                                                     ----------       ---
SWITZERLAND -- (4.6%)
    ABB, Ltd.                                  2,205     51,411       0.1%
    ABB, Ltd. Sponsored ADR                    4,791    111,487       0.1%
    Adecco Group AG                            1,762    116,689       0.1%
    Allreal Holding AG                           211     34,690       0.0%
    ALSO Holding AG                               82     10,103       0.0%
    ams AG                                       302     24,908       0.0%
    APG SGA SA                                    44     18,061       0.0%
#*  Arbonia AG                                 1,332     23,695       0.0%
#*  Aryzta AG                                  1,396     29,422       0.0%
    Ascom Holding AG                           1,349     26,991       0.0%
    Autoneum Holding AG                          124     32,469       0.0%
    Baloise Holding AG                           494     78,301       0.1%
    Bank Cler AG                                  87      3,685       0.0%
    Banque Cantonale Vaudoise                     49     39,051       0.1%
    Barry Callebaut AG                            34     61,039       0.1%
    Belimo Holding AG                              7     28,904       0.0%
    Bell Food Group AG                            20      7,856       0.0%
#   Berner Kantonalbank AG                       107     20,019       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          PERCENTAGE
                                        SHARES VALUE++  OF NET ASSETS**
                                        ------ -------- ---------------
SWITZERLAND -- (Continued)
    Bobst Group SA                        277  $ 29,553       0.0%
    Bossard Holding AG Class A             88    18,034       0.0%
    Bucher Industries AG                  173    63,402       0.1%
    Burckhardt Compression Holding AG      52    16,874       0.0%
    Burkhalter Holding AG                 152    14,289       0.0%
    Cembra Money Bank AG                  458    38,822       0.1%
    Cie Financiere Richemont SA           835    79,374       0.1%
    Clariant AG                         4,658   107,531       0.1%
    Conzzeta AG                             9    11,473       0.0%
    Credit Suisse Group AG              6,288   106,055       0.1%
    Daetwyler Holding AG                  119    22,698       0.0%
    DKSH Holding AG                       628    50,366       0.1%
    dormakaba Holding AG                   37    28,620       0.0%
#*  Dufry AG                              469    66,334       0.1%
    EFG International AG                1,159     9,415       0.0%
    Emmi AG                                98    79,053       0.1%
    Energiedienst Holding AG              604    15,680       0.0%
    Flughafen Zurich AG                   408    85,203       0.1%
    Forbo Holding AG                       27    37,768       0.1%
    GAM Holding AG                      2,686    42,874       0.1%
    Geberit AG                            140    59,742       0.1%
    Georg Fischer AG                      106   131,764       0.1%
    Givaudan SA                            34    75,686       0.1%
#   Gurit Holding AG                       16    13,585       0.0%
    Helvetia Holding AG                   133    79,004       0.1%
    Hiag Immobilien Holding AG            109    13,645       0.0%
#   HOCHDORF Holding AG                    20     5,615       0.0%
#   Huber & Suhner AG                     335    19,134       0.0%
    Implenia AG                           444    33,893       0.0%
    Inficon Holding AG                     39    23,351       0.0%
    Interroll Holding AG                   14    23,194       0.0%
    Intershop Holding AG                    2       998       0.0%
    Julius Baer Group, Ltd.             1,214    72,049       0.1%
    Jungfraubahn Holding AG                81    13,403       0.0%
    Kardex AG                             238    33,439       0.0%
    Komax Holding AG                       24     6,597       0.0%
#   Kuehne + Nagel International AG       283    44,062       0.1%
    LafargeHolcim, Ltd.                 1,193    66,273       0.1%
    LEM Holding SA                          9    14,212       0.0%
    Liechtensteinische Landesbank AG       96     6,134       0.0%
    Logitech International SA           2,432    89,846       0.1%
    Luzerner Kantonalbank AG               41    22,106       0.0%
*   Mobimo Holding AG                      91    23,504       0.0%
    Nestle SA                           9,241   715,901       0.7%
    OC Oerlikon Corp. AG                3,349    54,067       0.1%
*   Orascom Development Holding AG        516     7,951       0.0%
#   Orell Fuessli Holding AG               31     3,608       0.0%
    Orior AG                              137    11,334       0.0%
    Panalpina Welttransport Holding AG    238    30,123       0.0%
    Partners Group Holding AG             160   116,699       0.1%
    PSP Swiss Property AG                 323    30,180       0.0%
    Rieter Holding AG                      89    17,186       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                        SHARES  VALUE++   OF NET ASSETS**
                                        ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Schindler Holding AG                   128 $   25,613       0.0%
*   Schmolz + Bickenbach AG              7,007      5,640       0.0%
#   Schweiter Technologies AG               17     19,204       0.0%
    SFS Group AG                           308     34,630       0.0%
    SGS SA                                  15     36,430       0.0%
    Sika AG                                 15    108,843       0.1%
    St Galler Kantonalbank AG               45     24,133       0.0%
    Sunrise Communications Group AG        648     50,794       0.1%
    Swatch Group AG (The)(7184725)          89     42,736       0.1%
    Swatch Group AG (The)(7184736)         471     41,968       0.1%
    Swiss Life Holding AG                  189     66,116       0.1%
    Swiss Prime Site AG                    441     41,319       0.1%
    Swiss Re AG                          1,054    100,414       0.1%
#   Swisscom AG                            165     79,139       0.1%
    Swissquote Group Holding SA            293     16,542       0.0%
    Tamedia AG                              78     11,957       0.0%
    Temenos Group AG                       848    106,702       0.1%
#   u-blox Holding AG                      187     34,169       0.0%
#*  UBS Group AG                        10,115    169,932       0.2%
    Valiant Holding AG                     314     37,704       0.1%
    Valora Holding AG                       99     33,114       0.0%
    Vaudoise Assurances Holding SA          16      8,714       0.0%
    Vetropack Holding AG                     1      2,056       0.0%
    Vontobel Holding AG                    667     43,987       0.1%
    VP Bank AG                              83     13,570       0.0%
    Zehnder Group AG                       304     12,745       0.0%
#   Zug Estates Holding AG Class B           2      3,429       0.0%
    Zurich Insurance Group AG              511    163,231       0.2%
                                               ----------       ---
TOTAL SWITZERLAND                               4,835,315       4.9%
                                               ----------       ---
UNITED KINGDOM -- (15.3%)
    3i Group P.L.C.                      4,136     53,388       0.1%
    A.G. Barr P.L.C.                     1,445     13,880       0.0%
    Acacia Mining P.L.C.                 3,666      7,233       0.0%
    Admiral Group P.L.C.                 1,927     52,735       0.1%
    Aggreko P.L.C.                       5,691     57,239       0.1%
    Anglo American P.L.C.               13,066    307,433       0.3%
    Anglo Pacific Group P.L.C.           3,296      7,245       0.0%
    Antofagasta P.L.C.                   3,458     46,202       0.1%
    Ashmore Group P.L.C.                10,342     58,426       0.1%
    Ashtead Group P.L.C.                 6,926    192,354       0.2%
    Associated British Foods P.L.C.      1,421     52,820       0.1%
    Auto Trader Group P.L.C.             8,681     42,182       0.0%
    AVEVA Group P.L.C.                     701     20,695       0.0%
    Aviva P.L.C.                        24,021    174,530       0.2%
    B&M European Value Retail SA        12,292     68,499       0.1%
    Babcock International Group P.L.C.   8,695     87,764       0.1%
    BAE Systems P.L.C.                  15,206    127,582       0.1%
    Balfour Beatty P.L.C.                1,823      7,362       0.0%
    Barclays P.L.C.                      7,241     20,645       0.0%
    Barclays P.L.C. Sponsored ADR       10,900    125,786       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                          SHARES VALUE++  OF NET ASSETS**
                                          ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    Barratt Developments P.L.C.           10,836 $ 83,091       0.1%
    BBA Aviation P.L.C.                   15,420   67,583       0.1%
    Beazley P.L.C.                         5,103   41,448       0.0%
    Bellway P.L.C.                         2,547  116,057       0.1%
    Berkeley Group Holdings P.L.C.         2,385  133,522       0.1%
    BGEO Group P.L.C.                        560   26,770       0.0%
    BHP Billiton P.L.C.                    3,981   84,884       0.1%
    BHP Billiton P.L.C. ADR                7,196  304,679       0.3%
    Bodycote P.L.C.                        4,401   54,185       0.1%
    Bovis Homes Group P.L.C.               1,533   26,083       0.0%
    BP P.L.C.                              1,706   12,672       0.0%
    BP P.L.C. Sponsored ADR               14,566  649,491       0.7%
    Brewin Dolphin Holdings P.L.C.         8,248   40,974       0.0%
    Britvic P.L.C.                         5,064   50,055       0.1%
    BT Group P.L.C.                        6,102   20,944       0.0%
    BT Group P.L.C. Sponsored ADR          4,610   79,522       0.1%
    Bunzl P.L.C.                           1,565   45,380       0.1%
    Burberry Group P.L.C.                  3,063   76,920       0.1%
*   Cairn Energy P.L.C.                   14,480   45,068       0.1%
    Capita P.L.C.                          3,947   10,381       0.0%
    Capital & Counties Properties P.L.C.   5,603   22,175       0.0%
    Card Factory P.L.C.                    1,725    5,487       0.0%
    Carillion P.L.C.                      11,571    2,375       0.0%
    Centamin P.L.C.                       14,671   31,702       0.0%
    Centrica P.L.C.                       42,830   90,405       0.1%
    Chesnara P.L.C.                        4,020   22,398       0.0%
    Cineworld Group P.L.C.                32,085  114,544       0.1%
    Clarkson P.L.C.                          149    4,953       0.0%
    Close Brothers Group P.L.C.            2,370   49,901       0.1%
    CLS Holdings P.L.C.                    3,401   11,689       0.0%
*   Cobham P.L.C.                         41,724   65,898       0.1%
    Coca-Cola HBC AG                       1,377   46,131       0.1%
    Compass Group P.L.C.                   3,990   85,597       0.1%
    Computacenter P.L.C.                   2,315   40,203       0.0%
    Connect Group P.L.C.                   3,718    3,090       0.0%
    Cranswick P.L.C.                         855   34,128       0.0%
    Crest Nicholson Holdings P.L.C.        2,618   17,554       0.0%
    Croda International P.L.C.             1,349   82,507       0.1%
    Daejan Holdings P.L.C.                    48    3,951       0.0%
    Dairy Crest Group P.L.C.               3,431   25,597       0.0%
    DCC P.L.C.                             1,074  103,087       0.1%
    De La Rue P.L.C.                       2,442   17,896       0.0%
    Debenhams P.L.C.                      22,081    7,027       0.0%
    Devro P.L.C.                           5,357   15,634       0.0%
    Dignity P.L.C.                           639    9,586       0.0%
    Diploma P.L.C.                         2,852   47,057       0.1%
    Direct Line Insurance Group P.L.C.     7,628   39,196       0.0%
    Dixons Carphone P.L.C.                12,279   34,239       0.0%
    Domino's Pizza Group P.L.C.            5,847   29,144       0.0%
    Drax Group P.L.C.                      6,750   29,229       0.0%
    DS Smith P.L.C.                       17,920  128,370       0.1%
    Dunelm Group P.L.C.                      996    7,727       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                  SHARES VALUE++  OF NET ASSETS**
                                                  ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    easyJet P.L.C.                                 1,801 $ 39,263       0.0%
*   EI Group P.L.C.                                8,728   15,464       0.0%
    Electrocomponents P.L.C.                       6,138   51,313       0.1%
    Elementis P.L.C.                              10,690   41,638       0.0%
*   EnQuest P.L.C.                                32,214   15,871       0.0%
    Essentra P.L.C.                                2,955   17,933       0.0%
    esure Group P.L.C.                             3,044    9,425       0.0%
    Euromoney Institutional Investor P.L.C.          183    3,307       0.0%
    Evraz P.L.C.                                  10,158   63,920       0.1%
    Experian P.L.C.                                4,958  113,599       0.1%
    Ferguson P.L.C.(BFNWV48)                       1,318  100,894       0.1%
#   Ferguson P.L.C.(31502A105)                     2,684   20,636       0.0%
    Ferrexpo P.L.C.                                4,390   14,213       0.0%
    Fidessa Group P.L.C.                             721   38,950       0.0%
*   Findel P.L.C.                                    841    2,944       0.0%
*   Firstgroup P.L.C.                             31,411   48,729       0.1%
    Fresnillo P.L.C.                                 915   16,060       0.0%
    G4S P.L.C.                                    29,487  104,759       0.1%
    Galliford Try P.L.C.                           2,575   32,437       0.0%
*   Gem Diamonds, Ltd.                             2,700    3,718       0.0%
    GKN P.L.C.                                    20,458  129,901       0.1%
    Glencore P.L.C.                               27,786  133,844       0.1%
    Go-Ahead Group P.L.C.                          1,172   31,164       0.0%
    Grafton Group P.L.C.                           2,940   30,455       0.0%
    Grainger P.L.C.                                3,196   13,764       0.0%
    Greene King P.L.C.                             4,895   36,776       0.0%
    Greggs P.L.C.                                  3,028   50,619       0.1%
    Halfords Group P.L.C.                          7,465   38,903       0.0%
    Hargreaves Lansdown P.L.C.                     1,126   27,606       0.0%
    Hays P.L.C.                                   32,910   81,101       0.1%
    Helical P.L.C.                                 3,459   17,903       0.0%
    Hill & Smith Holdings P.L.C.                   3,928   71,682       0.1%
    Hilton Food Group P.L.C.                       1,352   16,477       0.0%
    Hiscox, Ltd.                                   1,746   35,706       0.0%
    HomeServe P.L.C.                               6,343   64,471       0.1%
    Howden Joinery Group P.L.C.                   13,731   89,869       0.1%
    HSBC Holdings P.L.C.                          20,768  206,766       0.2%
#   HSBC Holdings P.L.C. Sponsored ADR             8,230  413,640       0.4%
*   Hunting P.L.C.                                 2,655   29,341       0.0%
    Ibstock P.L.C.                                 5,907   24,150       0.0%
    IG Group Holdings P.L.C.                       9,898  113,020       0.1%
    IMI P.L.C.                                     5,829   87,371       0.1%
    Inchcape P.L.C.                                9,922   99,124       0.1%
    Inmarsat P.L.C.                                7,436   38,416       0.0%
    InterContinental Hotels Group P.L.C. ADR         698   44,421       0.1%
    Intermediate Capital Group P.L.C.              1,744   25,985       0.0%
    International Consolidated Airlines Group SA   5,670   49,013       0.1%
    International Personal Finance P.L.C.          3,288   11,009       0.0%
*   Interserve P.L.C.                              2,216    2,857       0.0%
    Intertek Group P.L.C.                          1,363   91,652       0.1%
    Investec P.L.C.                                6,195   49,007       0.1%
*   IP Group P.L.C.                                6,478   11,874       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                          SHARES  VALUE++  OF NET ASSETS**
                                          ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    ITE Group P.L.C.                          779 $  1,636       0.0%
    ITV P.L.C.                             22,994   47,836       0.1%
    IWG P.L.C.                             13,221   44,910       0.1%
    J D Wetherspoon P.L.C.                  1,890   30,184       0.0%
    J Sainsbury P.L.C.                     17,873   75,838       0.1%
    James Fisher & Sons P.L.C.              1,237   28,425       0.0%
    Jardine Lloyd Thompson Group P.L.C.     1,972   33,190       0.0%
    JD Sports Fashion P.L.C.                9,780   52,463       0.1%
    John Laing Group P.L.C.                 2,310    8,975       0.0%
    John Menzies P.L.C.                       365    3,189       0.0%
    John Wood Group P.L.C.                  9,497   74,027       0.1%
    Johnson Matthey P.L.C.                  1,917   86,638       0.1%
    Jupiter Fund Management P.L.C.          8,640   54,032       0.1%
    Just Group P.L.C.                       4,140    8,002       0.0%
*   KAZ Minerals P.L.C.                     3,030   38,284       0.0%
    KCOM Group P.L.C.                       8,494   11,782       0.0%
    Keller Group P.L.C.                     1,520   21,728       0.0%
    Kingfisher P.L.C.                      13,579   56,630       0.1%
    Laird P.L.C.                           12,400   33,494       0.0%
*   Lamprell P.L.C.                         3,344    4,254       0.0%
    Lancashire Holdings, Ltd.               2,958   24,241       0.0%
    Legal & General Group P.L.C.           33,413  123,753       0.1%
*   Liberty Global P.L.C. Class A             574   17,299       0.0%
*   Liberty Global P.L.C. Class C           1,591   46,291       0.1%
    Lloyds Banking Group P.L.C.           171,332  151,962       0.2%
    Lloyds Banking Group P.L.C. ADR         8,819   31,484       0.0%
    London Stock Exchange Group P.L.C.      2,289  135,274       0.1%
    Lookers P.L.C.                          4,741    6,586       0.0%
    Low & Bonar P.L.C.                      7,100    5,411       0.0%
    LSL Property Services P.L.C.            2,985   10,174       0.0%
    Man Group P.L.C.                       26,476   65,757       0.1%
    Marks & Spencer Group P.L.C.           21,854   86,412       0.1%
    Marshalls P.L.C.                        2,962   17,399       0.0%
    McBride P.L.C.(0574635)                 5,164   10,718       0.0%
    McBride P.L.C.(BFX1KB5)                77,460      107       0.0%
    Mears Group P.L.C.                      3,694   16,727       0.0%
    Meggitt P.L.C.                         13,928   90,230       0.1%
    Melrose Industries P.L.C.              18,991   59,548       0.1%
    Merlin Entertainments P.L.C.           10,177   51,483       0.1%
    Micro Focus International P.L.C.        1,863   32,124       0.0%
    Millennium & Copthorne Hotels P.L.C.    1,536   12,102       0.0%
    Mitchells & Butlers P.L.C.              4,465   17,310       0.0%
    Mitie Group P.L.C.                     12,872   32,434       0.0%
    Mondi P.L.C.                            2,468   68,702       0.1%
    Moneysupermarket.com Group P.L.C.       4,756   19,590       0.0%
    Morgan Advanced Materials P.L.C.        9,000   42,536       0.1%
    Morgan Sindall Group P.L.C.               286    4,928       0.0%
    N Brown Group P.L.C.                    2,652    7,457       0.0%
    National Express Group P.L.C.          13,863   74,810       0.1%
    National Grid P.L.C. Sponsored ADR        540   31,398       0.0%
    NEX Group P.L.C.                        6,380   86,579       0.1%
    Next P.L.C.                               517   37,346       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                        SHARES   VALUE++  OF NET ASSETS**
                                                       --------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Northgate P.L.C.                                       3,835 $ 19,579       0.0%
*   Ocado Group P.L.C.                                     4,416   32,642       0.0%
    Old Mutual P.L.C.                                     45,249  155,885       0.2%
    OneSavings Bank P.L.C.                                 2,415   13,125       0.0%
*   Ophir Energy P.L.C.                                   10,657    8,834       0.0%
    Pagegroup P.L.C.                                       4,900   36,165       0.0%
    Paragon Banking Group P.L.C.                           5,340   38,284       0.0%
    PayPoint P.L.C.                                          593    6,982       0.0%
    Pearson P.L.C.                                         3,198   36,664       0.0%
    Pearson P.L.C. Sponsored ADR                           2,691   30,731       0.0%
    Pendragon P.L.C.                                      30,527   12,158       0.0%
    Pennon Group P.L.C.                                    6,078   57,748       0.1%
    Persimmon P.L.C.                                       4,185  156,332       0.2%
*   Petra Diamonds, Ltd.                                   4,104    3,856       0.0%
    Petrofac, Ltd.                                         3,167   26,282       0.0%
*   Petropavlovsk P.L.C.                                   3,187      303       0.0%
    Pets at Home Group P.L.C.                              4,424    9,293       0.0%
    Phoenix Group Holdings                                 6,742   72,828       0.1%
    Photo-Me International P.L.C.                          3,031    6,646       0.0%
    Polypipe Group P.L.C.                                  2,040   10,722       0.0%
*   Premier Foods P.L.C.                                  16,950    8,703       0.0%
*   Premier Oil P.L.C.                                    13,691   17,746       0.0%
    Provident Financial P.L.C.                             1,742   15,919       0.0%
    Prudential P.L.C.                                      1,772   45,565       0.1%
    Prudential P.L.C. ADR                                  1,067   54,758       0.1%
    PZ Cussons P.L.C.                                      2,944    9,967       0.0%
    QinetiQ Group P.L.C.                                  15,195   48,035       0.1%
    Redrow P.L.C.                                          6,636   57,183       0.1%
    RELX P.L.C.                                            1,825   39,006       0.0%
    RELX P.L.C. Sponsored ADR                              2,800   60,536       0.1%
    Renewi P.L.C.                                         18,845   18,630       0.0%
    Renishaw P.L.C.                                          508   32,886       0.0%
    Rentokil Initial P.L.C.                               18,513   78,105       0.1%
    Ricardo P.L.C.                                            61      796       0.0%
    Rightmove P.L.C.                                       1,645  103,165       0.1%
    Rio Tinto P.L.C.                                         948   51,672       0.1%
    Rio Tinto P.L.C. Sponsored ADR                         8,120  446,194       0.5%
    Rolls-Royce Holdings P.L.C.(B63H849)                  14,667  169,391       0.2%
    Rolls-Royce Holdings P.L.C.(BFZWWZ4)               1,041,357    1,434       0.0%
    Rotork P.L.C.                                         15,220   68,639       0.1%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR      3,100   23,188       0.0%
    Royal Dutch Shell P.L.C. Class A                       8,812  306,586       0.3%
    Royal Dutch Shell P.L.C. Class B                       5,560  198,488       0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A        4,766  333,143       0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B        1,164   84,297       0.1%
    Royal Mail P.L.C.                                      9,754   77,788       0.1%
    RPC Group P.L.C.                                       7,827   84,926       0.1%
    RSA Insurance Group P.L.C.                             2,102   18,962       0.0%
    Saga P.L.C.                                            4,101    7,646       0.0%
    Sage Group P.L.C. (The)                                5,704   49,611       0.1%
    Savills P.L.C.                                         3,502   47,180       0.1%
    Schroders P.L.C.(0239581)                                320   10,354       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                         SHARES VALUE++  OF NET ASSETS**
                                         ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    Schroders P.L.C.(0240549)               817 $ 36,961       0.0%
    SDL P.L.C.                              155      831       0.0%
    Senior P.L.C.                         9,084   36,861       0.0%
    Severfield P.L.C.                     5,353    5,828       0.0%
    Severn Trent P.L.C.                   1,351   35,974       0.0%
    SIG P.L.C.                           12,895   25,209       0.0%
    Sky P.L.C.                            2,707   51,361       0.1%
    Soco International P.L.C.             5,498    7,955       0.0%
    Spectris P.L.C.                       3,001  110,728       0.1%
    Speedy Hire P.L.C.                   20,261   14,989       0.0%
    Spirax-Sarco Engineering P.L.C.       1,231   97,567       0.1%
    Spirent Communications P.L.C.         5,973    9,804       0.0%
*   Sports Direct International P.L.C.    1,936   10,721       0.0%
    SSE P.L.C.                            6,910  131,142       0.1%
    SSP Group P.L.C.                      5,031   45,023       0.1%
    St James's Place P.L.C.               5,100   79,444       0.1%
    St. Ives P.L.C.                         388      460       0.0%
    St. Modwen Properties P.L.C.          7,361   41,558       0.0%
    Stagecoach Group P.L.C.               7,817   16,695       0.0%
    Standard Chartered P.L.C.            10,640  111,763       0.1%
    Standard Life Aberdeen P.L.C.         9,774   48,896       0.1%
    Superdry P.L.C.                         668   13,801       0.0%
    Synthomer P.L.C.                      9,204   62,476       0.1%
    TalkTalk Telecom Group P.L.C.        10,144   17,893       0.0%
    Tate & Lyle P.L.C.                    7,874   62,187       0.1%
    Taylor Wimpey P.L.C.                 62,476  164,533       0.2%
    Telecom Plus P.L.C.                   1,128   16,702       0.0%
    Tesco P.L.C.                         75,212  243,608       0.3%
    Thomas Cook Group P.L.C.             25,906   43,998       0.1%
    Topps Tiles P.L.C.                    4,341    4,151       0.0%
    TP ICAP P.L.C.                        8,222   53,261       0.1%
    Travis Perkins P.L.C.                 3,975   69,220       0.1%
    Trinity Mirror P.L.C.                 7,656    8,959       0.0%
    TUI AG(5666292)                       2,519   56,954       0.1%
    TUI AG(B11LJN4)                       2,234   50,510       0.1%
*   Tullow Oil P.L.C.                    24,683   77,243       0.1%
    U & I Group P.L.C.                    4,546   13,698       0.0%
    UBM P.L.C.                            1,278   17,018       0.0%
    Ultra Electronics Holdings P.L.C.     1,481   28,663       0.0%
    Unilever P.L.C. Sponsored ADR         4,082  228,470       0.2%
    United Utilities Group P.L.C.         2,092   21,333       0.0%
    Vesuvius P.L.C.                       5,161   41,679       0.0%
    Virgin Money Holdings UK P.L.C.       5,875   22,468       0.0%
    Vodafone Group P.L.C.                42,875  125,119       0.1%
    Vodafone Group P.L.C. Sponsored ADR   9,842  289,464       0.3%
    WH Smith P.L.C.                       2,310   61,915       0.1%
    Whitbread P.L.C.                      1,256   73,899       0.1%
    WM Morrison Supermarkets P.L.C.      24,450   81,545       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES    VALUE++    OF NET ASSETS**
                                               ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
#     WPP P.L.C. Sponsored ADR                     717 $     61,390        0.1%
                                                       ------------      -----
TOTAL UNITED KINGDOM                                     16,016,320       16.2%
                                                       ------------      -----
TOTAL COMMON STOCKS                                      97,455,048       98.5%
                                                       ------------      -----
PREFERRED STOCKS -- (0.5%)

GERMANY -- (0.5%)
      Bayerische Motoren Werke AG                  389       37,557        0.1%
      Fuchs Petrolub SE                            614       32,969        0.0%
      Jungheinrich AG                              885       37,322        0.1%
      Porsche Automobil Holding SE                 983       83,525        0.1%
      Sixt SE                                      165       13,483        0.0%
      Villeroy & Boch AG                           609       13,600        0.0%
      Volkswagen AG                              1,614      332,863        0.3%
                                                       ------------      -----
TOTAL GERMANY                                               551,319        0.6%
                                                       ------------      -----
TOTAL PREFERRED STOCKS                                      551,319        0.6%
                                                       ------------      -----
RIGHTS/WARRANTS -- (0.0%)

FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00             3,472           --        0.0%
                                                       ------------      -----
NETHERLANDS -- (0.0%)
*     Fletcher Building, Ltd. Rights 05/18/18      205           --        0.0%
                                                       ------------      -----
NEW ZEALAND -- (0.0%)
*     Fletcher Building, Ltd. Rights 05/18/18    1,112           --        0.0%
                                                       ------------      -----
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23    19,094           --        0.0%
                                                       ------------      -----
TOTAL RIGHTS/WARRANTS                                            --        0.0%
                                                       ------------      -----
TOTAL INVESTMENT SECURITIES                              98,006,367
                                                       ------------

                                                         VALUE+
                                                       ------------
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@  DFA Short Term Investment Fund           591,258    6,840,859        6.9%
                                                       ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $89,145,960)       $104,847,226      106.0%
                                                       ============      =====

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     --------------------------------------------
                                       LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                     ----------- ----------- ------- ------------
Common Stocks
   Australia                         $   451,020 $ 5,189,629   --    $  5,640,649
   Austria                                    --     556,186   --         556,186
   Belgium                                    --   1,237,065   --       1,237,065
   Canada                              8,353,325          --   --       8,353,325
   Denmark                                    --   1,146,028   --       1,146,028
   Finland                               403,440   1,841,845   --       2,245,285
   France                                234,465   7,794,471   --       8,028,936
   Germany                               166,216   6,584,123   --       6,750,339
   Hong Kong                                  --   2,545,361   --       2,545,361
   Ireland                                45,720     603,009   --         648,729
   Israel                                     --     545,994   --         545,994
   Italy                                 482,581   2,871,832   --       3,354,413
   Japan                                 775,878  23,835,248   --      24,611,126
   Netherlands                           544,997   2,089,193   --       2,634,190
   New Zealand                                --     365,132   --         365,132
   Norway                                 82,714     891,002   --         973,716
   Portugal                                   --     385,704   --         385,704
   Singapore                                  --   1,107,304   --       1,107,304
   Spain                                 368,062   2,313,619   --       2,681,681
   Sweden                                     --   2,792,250   --       2,792,250
   Switzerland                           281,419   4,553,896   --       4,835,315
   United Kingdom                      3,376,925  12,639,395   --      16,016,320
Preferred Stocks
   Germany                                    --     551,319   --         551,319
Securities Lending Collateral                 --   6,840,859   --       6,840,859
                                     ----------- -----------   --    ------------
TOTAL                                $15,566,762 $89,280,464   --    $104,847,226
                                     =========== ===========   ==    ============

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                      PERCENTAGE
                                                  SHARES   VALUE+   OF NET ASSETS**
                                                  ------ ---------- ---------------
COMMON STOCKS -- (92.7%)
Consumer Discretionary -- (13.8%)
*   1-800-Flowers.com, Inc. Class A               10,868 $  138,024       0.0%
    A.H. Belo Corp. Class A                        6,766     37,890       0.0%
    Aaron's, Inc.                                 12,427    519,076       0.2%
    Abercrombie & Fitch Co. Class A               26,345    674,959       0.2%
    Acushnet Holdings Corp.                       11,746    283,783       0.1%
#   Adient P.L.C.                                 13,613    834,341       0.3%
*   Adtalem Global Education, Inc.                16,423    781,735       0.2%
    Advance Auto Parts, Inc.                         940    107,583       0.0%
    AMC Entertainment Holdings, Inc. Class A      13,141    229,310       0.1%
*   America's Car-Mart, Inc.                       3,510    187,083       0.1%
*   American Axle & Manufacturing Holdings, Inc.  38,062    583,871       0.2%
    American Eagle Outfitters, Inc.               86,932  1,797,754       0.5%
*   American Public Education, Inc.                8,083    325,745       0.1%
    Ark Restaurants Corp.                            411     10,028       0.0%
*   Ascena Retail Group, Inc.                     52,471    116,486       0.0%
*   Ascent Capital Group, Inc. Class A             4,127     14,279       0.0%
#*  At Home Group, Inc.                              686     24,140       0.0%
#*  AutoNation, Inc.                              25,761  1,189,901       0.4%
*   AV Homes, Inc.                                 6,986    116,317       0.0%
*   Ballantyne Strong, Inc.                        3,604     17,119       0.0%
*   Barnes & Noble Education, Inc.                17,003    122,252       0.0%
    Barnes & Noble, Inc.                          18,503    102,692       0.0%
    Bassett Furniture Industries, Inc.             2,400     69,720       0.0%
    BBX Capital Corp.                             10,025    100,049       0.0%
#   Beasley Broadcast Group, Inc. Class A          1,850     20,998       0.0%
#   Bed Bath & Beyond, Inc.                       24,746    432,065       0.1%
*   Belmond, Ltd. Class A                         22,017    235,582       0.1%
#   Big 5 Sporting Goods Corp.                     7,076     59,438       0.0%
*   Biglari Holdings, Inc.                           305    104,389       0.0%
    BJ's Restaurants, Inc.                         2,563    143,144       0.1%
#*  Bojangles', Inc.                               6,349     93,648       0.0%
*   Boot Barn Holdings, Inc.                       6,193    121,197       0.0%
    Bowl America, Inc. Class A                       120      1,801       0.0%
#   Boyd Gaming Corp.                              1,076     35,734       0.0%
*   Bridgepoint Education, Inc.                    7,465     43,596       0.0%
    Brunswick Corp.                                1,444     86,467       0.0%
*   Build-A-Bear Workshop, Inc.                    7,383     67,185       0.0%
    Caleres, Inc.                                 10,825    354,302       0.1%
    Callaway Golf Co.                             20,349    351,224       0.1%
*   Career Education Corp.                         6,843     88,754       0.0%
#   Carriage Services, Inc.                        4,980    129,629       0.0%
*   Carrols Restaurant Group, Inc.                 7,410     76,323       0.0%
    Cato Corp. (The) Class A                       6,385    103,501       0.0%
*   Cavco Industries, Inc.                         1,774    302,201       0.1%
*   Century Casinos, Inc.                          6,224     47,800       0.0%
*   Century Communities, Inc.                      7,525    231,394       0.1%
#   Cheesecake Factory, Inc. (The)                 1,045     54,288       0.0%
*   Cherokee, Inc.                                 2,400      1,730       0.0%
    Chico's FAS, Inc.                             32,262    320,362       0.1%
#*  Christopher & Banks Corp.                     10,070     10,674       0.0%
*   Chuy's Holdings, Inc.                          3,600    102,960       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                              SHARES  VALUE+  OF NET ASSETS**
                                              ------ -------- ---------------
Consumer Discretionary -- (Continued)
    Cinemark Holdings, Inc.                    2,698 $105,681       0.0%
    Citi Trends, Inc.                          4,361  133,577       0.0%
*   Clarus Corp.                               2,603   18,611       0.0%
#*  Conn's, Inc.                                 100    2,550       0.0%
#*  Container Store Group, Inc. (The)          5,454   33,978       0.0%
#   Cooper Tire & Rubber Co.                  12,773  312,300       0.1%
*   Cooper-Standard Holdings, Inc.             3,664  453,603       0.1%
    Core-Mark Holding Co., Inc.                7,474  154,039       0.1%
*   Crocs, Inc.                                5,000   79,000       0.0%
    Crown Crafts, Inc.                         1,600    9,440       0.0%
    CSS Industries, Inc.                       2,121   36,184       0.0%
    Culp, Inc.                                 2,793   82,533       0.0%
    Dana, Inc.                                 9,074  215,326       0.1%
*   Deckers Outdoor Corp.                      7,789  726,402       0.2%
*   Del Frisco's Restaurant Group, Inc.        8,976  142,718       0.1%
*   Del Taco Restaurants, Inc.                13,090  146,084       0.1%
*   Delta Apparel, Inc.                        2,240   40,522       0.0%
#*  Destination Maternity Corp.                3,659   10,392       0.0%
#*  Destination XL Group, Inc.                   363      617       0.0%
    Dick's Sporting Goods, Inc.               13,370  442,413       0.1%
#   Dillard's, Inc. Class A                    7,236  539,444       0.2%
#   Dine Brands Global, Inc.                     987   78,309       0.0%
*   Dixie Group, Inc. (The)                    3,300    9,900       0.0%
    Dover Motorsports, Inc.                    3,360    6,888       0.0%
*   Drive Shack, Inc.                          8,819   47,887       0.0%
#   DSW, Inc. Class A                         17,248  384,630       0.1%
*   El Pollo Loco Holdings, Inc.               7,560   75,600       0.0%
#*  Eldorado Resorts, Inc.                     2,809  113,764       0.0%
    Entercom Communications Corp. Class A        996   10,109       0.0%
    Entravision Communications Corp. Class A  16,676   77,543       0.0%
    Escalade, Inc.                               794   10,521       0.0%
    Ethan Allen Interiors, Inc.                7,093  156,401       0.1%
*   EVINE Live, Inc.                           5,200    6,032       0.0%
    EW Scripps Co. (The) Class A              18,731  208,476       0.1%
*   Express, Inc.                             30,330  237,787       0.1%
    Extended Stay America, Inc.               11,620  227,520       0.1%
#*  Fiesta Restaurant Group, Inc.              5,726  120,246       0.0%
#   Finish Line, Inc. (The) Class A           15,270  207,214       0.1%
    Flexsteel Industries, Inc.                 1,834   67,234       0.0%
    Foot Locker, Inc.                         22,978  989,892       0.3%
#*  Fossil Group, Inc.                         9,236  138,078       0.1%
#*  Francesca's Holdings Corp.                 8,195   40,565       0.0%
    Fred's, Inc. Class A                      10,482   25,104       0.0%
*   FTD Cos., Inc.                             7,306   47,051       0.0%
*   G-III Apparel Group, Ltd.                 11,226  409,637       0.1%
#*  Gaia, Inc.                                 1,095   16,589       0.0%
#   GameStop Corp. Class A                    23,664  323,014       0.1%
    Gannett Co., Inc.                         26,969  260,790       0.1%
*   GCI Liberty, Inc. Class A                     72    3,211       0.0%
*   Genesco, Inc.                              5,476  234,099       0.1%
    Gentex Corp.                              21,170  481,406       0.2%
*   Gentherm, Inc.                             6,280  212,264       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                                SHARES   VALUE+   OF NET ASSETS**
                                                ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Global Eagle Entertainment, Inc.             1,124 $    1,315       0.0%
    Goodyear Tire & Rubber Co. (The)            58,001  1,456,405       0.4%
    Graham Holdings Co. Class B                  1,148    692,301       0.2%
*   Gray Television, Inc.                       15,873    179,365       0.1%
*   Green Brick Partners, Inc.                   6,573     66,387       0.0%
    Group 1 Automotive, Inc.                     5,157    337,010       0.1%
#   Guess?, Inc.                                23,477    546,779       0.2%
#*  Habit Restaurants, Inc. (The) Class A        4,612     46,581       0.0%
*   Harte-Hanks, Inc.                            1,068      9,409       0.0%
    Haverty Furniture Cos., Inc.                 3,937     71,457       0.0%
*   Helen of Troy, Ltd.                          5,261    469,018       0.1%
*   Hemisphere Media Group, Inc.                 3,920     42,728       0.0%
#*  Hibbett Sports, Inc.                         6,411    174,379       0.1%
    Hooker Furniture Corp.                       2,723    102,793       0.0%
#*  Horizon Global Corp.                         6,158     46,000       0.0%
*   Houghton Mifflin Harcourt Co.               24,377    165,764       0.1%
#*  Iconix Brand Group, Inc.                     8,264      6,700       0.0%
    ILG, Inc.                                   13,912    474,817       0.1%
*   IMAX Corp.                                   9,426    218,683       0.1%
    International Game Technology P.L.C.        50,779  1,435,522       0.4%
*   J Alexander's Holdings, Inc.                 1,215     14,519       0.0%
#*  JAKKS Pacific, Inc.                            539      1,267       0.0%
#*  JC Penney Co., Inc.                         54,959    159,931       0.1%
    John Wiley & Sons, Inc. Class A              3,028    199,697       0.1%
    Johnson Outdoors, Inc. Class A               2,148    139,104       0.1%
*   K12, Inc.                                   11,866    181,550       0.1%
    KB Home                                     22,037    585,082       0.2%
*   Kirkland's, Inc.                             5,543     58,700       0.0%
    Kohl's Corp.                                 3,319    206,176       0.1%
#*  Kona Grill, Inc.                             1,126      1,914       0.0%
*   La Quinta Holdings, Inc.                    26,959    526,779       0.2%
    La-Z-Boy, Inc.                              11,360    327,168       0.1%
*   Lakeland Industries, Inc.                    3,668     47,501       0.0%
#*  Laureate Education, Inc. Class A             1,337     18,878       0.0%
    Lennar Corp. Class B                           467     19,936       0.0%
#*  LGI Homes, Inc.                                451     31,209       0.0%
    Libbey, Inc.                                 7,719     44,153       0.0%
*   Liberty Expedia Holdings, Inc. Class A       6,920    282,336       0.1%
#*  Liberty Latin America, Ltd. Class A          2,420     44,528       0.0%
*   Liberty Latin America, Ltd. Class C          6,100    110,166       0.0%
#   Liberty Tax, Inc.                            1,820     18,746       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A  22,999    211,591       0.1%
    Lifetime Brands, Inc.                        3,891     46,303       0.0%
*   Lincoln Educational Services Corp.           5,134      9,601       0.0%
    Lions Gate Entertainment Corp. Class A       3,802     94,632       0.0%
    Lions Gate Entertainment Corp. Class B       6,431    148,042       0.1%
#   Lithia Motors, Inc. Class A                  4,999    479,204       0.1%
*   Luby's, Inc.                                 7,944     20,496       0.0%
*   M/I Homes, Inc.                              5,985    182,423       0.1%
#   Macy's, Inc.                                56,260  1,747,998       0.5%
    Marcus Corp. (The)                           4,677    139,375       0.1%
*   MarineMax, Inc.                              7,595    164,052       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES    VALUE+   OF NET ASSETS**
                                             ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Marriott Vacations Worldwide Corp.         3,379 $  414,299       0.1%
    MDC Holdings, Inc.                        14,546    421,979       0.1%
#   Meredith Corp.                             9,874    511,473       0.2%
*   Meritage Homes Corp.                       9,811    436,589       0.1%
*   Modine Manufacturing Co.                  11,385    195,822       0.1%
*   Monarch Casino & Resort, Inc.                777     33,147       0.0%
#   Monro, Inc.                                6,019    336,763       0.1%
#*  Motorcar Parts of America, Inc.            5,453    103,825       0.0%
    Movado Group, Inc.                         3,197    126,122       0.0%
*   Nautilus, Inc.                             5,216     75,893       0.0%
*   New Home Co., Inc. (The)                   4,689     46,796       0.0%
    New Media Investment Group, Inc.          13,573    225,040       0.1%
#*  New York & Co., Inc.                       5,571     21,894       0.0%
#   Nexstar Media Group, Inc. Class A          6,568    408,858       0.1%
    Office Depot, Inc.                       122,111    279,634       0.1%
*   Overstock.com, Inc.                        2,149     81,877       0.0%
    Oxford Industries, Inc.                    2,866    220,797       0.1%
*   Papa Murphy's Holdings, Inc.               1,285      6,528       0.0%
#*  Party City Holdco, Inc.                    7,862    123,826       0.0%
#   Penske Automotive Group, Inc.             16,817    758,447       0.2%
*   Perry Ellis International, Inc.            3,029     78,603       0.0%
    PICO Holdings, Inc.                        8,513    102,582       0.0%
#   Pier 1 Imports, Inc.                      26,162     58,341       0.0%
*   Playa Hotels & Resorts NV                  4,464     45,979       0.0%
*   Potbelly Corp.                             5,499     65,713       0.0%
    PulteGroup, Inc.                          38,057  1,155,411       0.3%
    RCI Hospitality Holdings, Inc.             2,700     73,413       0.0%
*   Reading International, Inc. Class A        5,626     86,247       0.0%
*   Red Lion Hotels Corp.                      7,678     75,628       0.0%
*   Red Robin Gourmet Burgers, Inc.            3,969    247,467       0.1%
*   Regis Corp.                               14,461    225,881       0.1%
    Rocky Brands, Inc.                         1,900     45,315       0.0%
    Saga Communications, Inc. Class A          1,966     72,939       0.0%
    Salem Media Group, Inc.                    4,900     15,435       0.0%
    Scholastic Corp.                           8,907    368,750       0.1%
#*  Sequential Brands Group, Inc.              4,756      9,179       0.0%
*   Shiloh Industries, Inc.                    9,263     76,976       0.0%
#   Shoe Carnival, Inc.                        4,498    109,616       0.0%
*   Shutterfly, Inc.                           1,310    106,005       0.0%
    Signet Jewelers, Ltd.                     12,968    504,196       0.2%
#   Sinclair Broadcast Group, Inc. Class A     6,701    189,973       0.1%
*   Skyline Corp.                                791     20,076       0.0%
    Sonic Automotive, Inc. Class A             6,081    120,404       0.0%
    Speedway Motorsports, Inc.                 9,772    172,476       0.1%
#   Stage Stores, Inc.                         9,977     29,033       0.0%
    Standard Motor Products, Inc.              5,448    247,067       0.1%
    Steven Madden, Ltd.                        1,530     73,822       0.0%
*   Stoneridge, Inc.                           6,084    160,192       0.1%
    Strattec Security Corp.                    1,214     39,698       0.0%
    Superior Industries International, Inc.    6,190     81,398       0.0%
    Superior Uniform Group, Inc.               3,172     85,073       0.0%
*   Tandy Leather Factory, Inc.                2,694     19,936       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE+    OF NET ASSETS**
                                         ------ ----------- ---------------
Consumer Discretionary -- (Continued)
*   Taylor Morrison Home Corp. Class A   20,996 $   498,865       0.2%
    TEGNA, Inc.                           8,725      92,223       0.0%
    Tile Shop Holdings, Inc.              7,107      48,683       0.0%
    Tilly's, Inc. Class A                 3,737      41,892       0.0%
    Toll Brothers, Inc.                  43,252   1,823,504       0.5%
*   TopBuild Corp.                       10,058     801,623       0.2%
    Tower International, Inc.             5,476     161,542       0.1%
    Townsquare Media, Inc. Class A        1,365      10,401       0.0%
*   Trans World Entertainment Corp.       8,600      10,750       0.0%
*   TravelCenters of America LLC          7,536      27,506       0.0%
*   TRI Pointe Group, Inc.               48,892     836,542       0.3%
    Tribune Media Co. Class A             7,059     266,760       0.1%
#*  Tuesday Morning Corp.                11,651      41,361       0.0%
*   Unifi, Inc.                           5,360     158,710       0.1%
*   Universal Electronics, Inc.           2,709     125,427       0.0%
*   Universal Technical Institute, Inc.   1,400       4,382       0.0%
*   Urban Outfitters, Inc.               17,576     707,786       0.2%
*   Vera Bradley, Inc.                   11,647     132,543       0.0%
*   Vista Outdoor, Inc.                  12,419     208,018       0.1%
#*  Vitamin Shoppe, Inc.                 11,892      58,865       0.0%
*   VOXX International Corp.              9,507      47,535       0.0%
    Weyco Group, Inc.                     2,729     100,154       0.0%
*   William Lyon Homes Class A            9,419     252,994       0.1%
#   Winnebago Industries, Inc.            7,482     283,568       0.1%
    Wolverine World Wide, Inc.           17,800     533,288       0.2%
*   ZAGG, Inc.                            5,170      57,904       0.0%
#*  Zoe's Kitchen, Inc.                   1,796      26,491       0.0%
*   Zumiez, Inc.                          9,329     218,299       0.1%
                                                -----------      ----
Total Consumer Discretionary                     50,894,217      14.9%
                                                -----------      ----
Consumer Staples -- (2.7%)
    Alico, Inc.                           1,067      34,464       0.0%
*   Alliance One International, Inc.      4,943     103,309       0.0%
    Andersons, Inc. (The)                 7,081     231,195       0.1%
#   B&G Foods, Inc.                       4,873     110,861       0.0%
#*  Central Garden & Pet Co.              2,954     110,745       0.0%
*   Central Garden & Pet Co. Class A      9,405     333,877       0.1%
#*  Chefs' Warehouse, Inc. (The)          6,388     154,909       0.1%
#*  Craft Brew Alliance, Inc.             6,674     128,808       0.0%
*   Darling Ingredients, Inc.            40,132     687,862       0.2%
    Dean Foods Co.                       25,483     219,409       0.1%
*   Edgewell Personal Care Co.            3,553     156,510       0.1%
*   Farmer Brothers Co.                   3,928     111,359       0.0%
    Fresh Del Monte Produce, Inc.        10,493     515,731       0.2%
#*  Hostess Brands, Inc.                 22,933     322,209       0.1%
    Ingles Markets, Inc. Class A          3,020     103,435       0.0%
    Inter Parfums, Inc.                   4,990     255,488       0.1%
    John B. Sanfilippo & Son, Inc.        1,878     106,839       0.0%
*   Landec Corp.                          5,877      78,164       0.0%
    Limoneira Co.                           209       4,866       0.0%
    Mannatech, Inc.                         682      13,606       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Consumer Staples -- (Continued)
*   Natural Alternatives International, Inc.   1,808 $   18,170       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.   7,594     54,297       0.0%
    Nature's Sunshine Products, Inc.           2,068     19,129       0.0%
    Ocean Bio-Chem, Inc.                       2,771      9,366       0.0%
    Oil-Dri Corp. of America                     882     34,186       0.0%
#*  Orchids Paper Products Co.                 2,127     12,996       0.0%
*   Performance Food Group Co.                 4,007    130,027       0.0%
#*  Post Holdings, Inc.                       11,644    926,513       0.3%
#*  Rite Aid Corp.                            20,238     33,797       0.0%
    Sanderson Farms, Inc.                      7,420    824,807       0.3%
    Seaboard Corp.                               152    609,072       0.2%
*   Seneca Foods Corp. Class A                 2,614     72,016       0.0%
#*  Smart & Final Stores, Inc.                14,136     72,094       0.0%
    SpartanNash Co.                            7,655    139,168       0.0%
#   Spectrum Brands Holdings, Inc.             2,536    182,846       0.1%
#*  SUPERVALU, Inc.                           10,027    175,573       0.1%
#*  TreeHouse Foods, Inc.                     11,152    429,352       0.1%
*   United Natural Foods, Inc.                14,367    646,802       0.2%
    Universal Corp.                            6,470    304,413       0.1%
*   US Foods Holding Corp.                    28,944    989,306       0.3%
    Village Super Market, Inc. Class A         3,265     88,808       0.0%
    Weis Markets, Inc.                         5,710    262,774       0.1%
                                                     ----------       ---
Total Consumer Staples                                9,819,158       2.9%
                                                     ----------       ---
Energy -- (9.7%)
    Adams Resources & Energy, Inc.               489     22,396       0.0%
#*  Antero Resources Corp.                    90,357  1,716,783       0.5%
#*  Approach Resources, Inc.                   6,068     16,869       0.0%
    Arch Coal, Inc. Class A                    6,279    507,532       0.2%
    Archrock, Inc.                            18,716    202,133       0.1%
*   Ardmore Shipping Corp.                     5,890     47,120       0.0%
*   Barnwell Industries, Inc.                    480        902       0.0%
*   Basic Energy Services, Inc.                6,569    106,286       0.0%
*   Bonanza Creek Energy, Inc.                 3,024     91,718       0.0%
    Bristow Group, Inc.                       14,320    229,836       0.1%
#*  Callon Petroleum Co.                      52,257    726,895       0.2%
#*  CARBO Ceramics, Inc.                         827      7,311       0.0%
#*  Carrizo Oil & Gas, Inc.                    6,152    123,471       0.0%
*   Clean Energy Fuels Corp.                  40,920     65,881       0.0%
*   Cloud Peak Energy, Inc.                   36,151    115,322       0.0%
*   CNX Resources Corp.                       61,383    912,151       0.3%
*   CONSOL Energy, Inc.                        7,672    241,284       0.1%
*   Contango Oil & Gas Co.                    10,315     38,475       0.0%
#   CVR Energy, Inc.                           5,271    181,850       0.1%
*   Dawson Geophysical Co.                     8,333     59,998       0.0%
    Delek US Holdings, Inc.                   17,936    849,628       0.3%
*   Denbury Resources, Inc.                   65,691    216,123       0.1%
    DHT Holdings, Inc.                        28,044    101,800       0.0%
#*  Diamond Offshore Drilling, Inc.           27,754    510,396       0.2%
*   Dorian LPG, Ltd.                          14,226    102,285       0.0%
*   Dril-Quip, Inc.                           10,838    449,235       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Energy -- (Continued)
*   Eclipse Resources Corp.                    25,065 $   33,336       0.0%
    EnLink Midstream LLC                       17,936    266,350       0.1%
#   Ensco P.L.C. Class A                      100,595    568,362       0.2%
#*  EP Energy Corp. Class A                    13,063     24,036       0.0%
*   Era Group, Inc.                             6,933     73,143       0.0%
*   Exterran Corp.                             10,215    299,197       0.1%
#*  Extraction Oil & Gas, Inc.                 20,075    283,459       0.1%
*   Forum Energy Technologies, Inc.            25,537    321,766       0.1%
#   Frank's International NV                    9,680     67,663       0.0%
#   GasLog, Ltd.                               10,916    183,935       0.1%
#*  Gener8 Maritime, Inc.                       4,141     23,852       0.0%
*   Geospace Technologies Corp.                 4,922     51,878       0.0%
#   Green Plains, Inc.                         10,559    196,397       0.1%
    Gulf Island Fabrication, Inc.               6,655     66,550       0.0%
*   Gulfport Energy Corp.                      41,016    381,449       0.1%
#*  Halcon Resources Corp.                     26,298    141,220       0.0%
    Hallador Energy Co.                         9,690     63,373       0.0%
*   Helix Energy Solutions Group, Inc.         54,731    422,523       0.1%
    Helmerich & Payne, Inc.                    25,106  1,746,122       0.5%
*   HighPoint Resources Corp.                  36,033    248,988       0.1%
    HollyFrontier Corp.                         5,904    358,314       0.1%
#*  Hornbeck Offshore Services, Inc.            5,318     19,145       0.0%
*   Independence Contract Drilling, Inc.        5,149     23,634       0.0%
#*  International Seaways, Inc.                 5,473    110,172       0.0%
#*  Jones Energy, Inc. Class A                  2,913      1,919       0.0%
*   Kosmos Energy, Ltd.                        43,794    308,310       0.1%
#*  Laredo Petroleum, Inc.                     17,608    193,688       0.1%
*   Matrix Service Co.                          8,891    136,921       0.0%
#*  McDermott International, Inc.              68,004    448,826       0.1%
*   Midstates Petroleum Co., Inc.               1,401     19,600       0.0%
*   Mitcham Industries, Inc.                    3,927     12,802       0.0%
#   Murphy Oil Corp.                           44,623  1,343,599       0.4%
    Nabors Industries, Ltd.                    71,658    545,317       0.2%
*   Natural Gas Services Group, Inc.            4,280    103,148       0.0%
*   Newpark Resources, Inc.                    32,430    340,515       0.1%
#*  Noble Corp. P.L.C.                         68,450    319,662       0.1%
#   Nordic American Offshore, Ltd.                 34         38       0.0%
*   Oasis Petroleum, Inc.                      66,207    730,263       0.2%
    Oceaneering International, Inc.            24,579    522,058       0.2%
*   Oil States International, Inc.             16,831    605,074       0.2%
*   Overseas Shipholding Group, Inc. Class A   17,360     64,753       0.0%
*   Pacific Ethanol, Inc.                      15,208     53,228       0.0%
    Panhandle Oil and Gas, Inc. Class A         2,090     40,651       0.0%
*   Par Pacific Holdings, Inc.                  8,812    148,658       0.1%
*   Parker Drilling Co.                        40,173     25,325       0.0%
    Patterson-UTI Energy, Inc.                 44,704    957,560       0.3%
    PBF Energy, Inc. Class A                   30,503  1,169,180       0.3%
*   PDC Energy, Inc.                           15,112    809,097       0.2%
    Peabody Energy Corp.                       21,777    802,482       0.2%
*   Penn Virginia Corp.                         2,427    112,661       0.0%
*   PHI, Inc. Non-Voting                        3,824     47,915       0.0%
*   Pioneer Energy Services Corp.              34,135    117,766       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE+    OF NET ASSETS**
                                                 ------ ----------- ---------------
Energy -- (Continued)
*   QEP Resources, Inc.                          52,643 $   641,192       0.2%
    Range Resources Corp.                        53,800     745,130       0.2%
#*  Renewable Energy Group, Inc.                 15,040     194,016       0.1%
*   REX American Resources Corp.                  1,614     120,695       0.0%
*   RigNet, Inc.                                  4,140      62,514       0.0%
*   Ring Energy, Inc.                            11,727     196,075       0.1%
*   Rowan Cos. P.L.C. Class A                    39,182     565,788       0.2%
*   RSP Permian, Inc.                            38,674   1,918,617       0.6%
#*  SandRidge Energy, Inc.                        5,033      73,180       0.0%
#   Scorpio Tankers, Inc.                        67,925     180,681       0.1%
*   SEACOR Holdings, Inc.                         4,510     247,328       0.1%
*   SEACOR Marine Holdings, Inc.                  5,315     125,912       0.0%
#   SemGroup Corp. Class A                       18,390     462,509       0.1%
#   Ship Finance International, Ltd.              9,581     136,529       0.0%
*   SilverBow Resources, Inc.                       802      24,581       0.0%
#   SM Energy Co.                                26,023     623,251       0.2%
#*  SRC Energy, Inc.                             60,387     666,673       0.2%
*   Stone Energy Corp.                            1,862      66,287       0.0%
*   Superior Energy Services, Inc.               42,805     459,298       0.1%
#   Teekay Corp.                                    400       3,528       0.0%
    Teekay Tankers, Ltd. Class A                 40,309      46,355       0.0%
*   TETRA Technologies, Inc.                     36,854     144,836       0.0%
#*  Tidewater, Inc.                                 391      13,396       0.0%
#*  Transocean, Ltd.                             61,742     763,749       0.2%
*   Unit Corp.                                   16,577     375,966       0.1%
#   US Silica Holdings, Inc.                     17,601     529,966       0.2%
*   Whiting Petroleum Corp.                      21,242     867,098       0.3%
    World Fuel Services Corp.                    13,535     290,596       0.1%
*   WPX Energy, Inc.                             89,677   1,532,580       0.5%
                                                        -----------      ----
Total Energy                                             35,677,886      10.4%
                                                        -----------      ----
Financials -- (25.6%)
    1st Constitution Bancorp                        713      15,401       0.0%
    1st Source Corp.                              6,479     336,908       0.1%
    Access National Corp.                         2,186      60,793       0.0%
    ACNB Corp.                                      539      16,170       0.0%
*   Allegiance Bancshares, Inc.                   2,419      97,849       0.0%
*   Ambac Financial Group, Inc.                  11,804     201,022       0.1%
    American Equity Investment Life Holding Co.  24,085     727,367       0.2%
    American National Bankshares, Inc.            2,249      86,474       0.0%
    American National Insurance Co.               4,189     505,487       0.1%
    American River Bankshares                       776      12,036       0.0%
    Ameris Bancorp                                5,673     293,294       0.1%
    AMERISAFE, Inc.                               3,681     218,283       0.1%
    AmeriServ Financial, Inc.                     6,300      25,830       0.0%
    Amtrust Financial Services, Inc.             35,919     462,996       0.1%
*   Anchor Bancorp, Inc.                            399       9,875       0.0%
    Argo Group International Holdings, Ltd.       6,668     389,745       0.1%
    Arrow Financial Corp.                         3,620     128,148       0.0%
    Aspen Insurance Holdings, Ltd.               13,292     564,245       0.2%
    Associated Banc-Corp                         50,499   1,335,699       0.4%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Financials -- (Continued)
    Assurant, Inc.                           16,139 $1,498,022       0.4%
    Assured Guaranty, Ltd.                   30,658  1,112,579       0.3%
    Asta Funding, Inc.                          202        707       0.0%
*   Atlantic Capital Bancshares, Inc.         3,371     65,060       0.0%
*   Atlas Financial Holdings, Inc.            4,961     52,091       0.0%
    Auburn National Bancorporation, Inc.         44      1,773       0.0%
    Axis Capital Holdings, Ltd.              15,291    897,582       0.3%
    Baldwin & Lyons, Inc. Class B             3,484     81,177       0.0%
#   Banc of California, Inc.                  8,961    172,051       0.1%
    BancFirst Corp.                           6,315    360,902       0.1%
*   Bancorp, Inc. (The)                      24,087    249,300       0.1%
    BancorpSouth Bank                         8,125    268,531       0.1%
    Bank of Commerce Holdings                 2,233     24,898       0.0%
    Bank of Marin Bancorp                     1,445    104,835       0.0%
    BankFinancial Corp.                       4,311     72,985       0.0%
    BankUnited, Inc.                         10,667    422,520       0.1%
    Banner Corp.                              8,924    512,238       0.2%
    Bar Harbor Bankshares                     1,675     48,944       0.0%
    BCB Bancorp, Inc.                         1,806     27,993       0.0%
    Beneficial Bancorp, Inc.                 18,928    300,009       0.1%
    Berkshire Hills Bancorp, Inc.            10,541    400,031       0.1%
    Blue Hills Bancorp, Inc.                  8,146    165,567       0.1%
    BOK Financial Corp.                       2,937    295,697       0.1%
    Boston Private Financial Holdings, Inc.  17,233    276,590       0.1%
    Bridge Bancorp, Inc.                      4,218    138,772       0.0%
    Brookline Bancorp, Inc.                  18,889    313,557       0.1%
    Bryn Mawr Bank Corp.                      5,025    224,115       0.1%
*   BSB Bancorp, Inc.                           388     12,513       0.0%
    C&F Financial Corp.                         703     40,704       0.0%
    California First National Bancorp         1,000     15,800       0.0%
    Camden National Corp.                     4,436    196,559       0.1%
*   Cannae Holdings, Inc.                    16,608    343,121       0.1%
    Capital City Bank Group, Inc.             6,330    141,665       0.0%
    Capitol Federal Financial, Inc.          33,839    421,972       0.1%
    Carolina Financial Corp.                  3,258    127,746       0.0%
    CenterState Banks Corp.                   7,001    202,889       0.1%
    Central Pacific Financial Corp.           6,301    183,233       0.1%
    Central Valley Community Bancorp          2,514     51,788       0.0%
    Century Bancorp, Inc. Class A               503     40,240       0.0%
    Charter Financial Corp.                   2,587     60,174       0.0%
    Chemical Financial Corp.                 15,230    835,975       0.2%
    Chemung Financial Corp.                     665     31,388       0.0%
    CIT Group, Inc.                          25,363  1,342,971       0.4%
    Citizens & Northern Corp.                 1,038     25,068       0.0%
    Citizens Community Bancorp, Inc.          2,054     28,694       0.0%
    Citizens Holding Co.                        171      3,813       0.0%
    City Holding Co.                          2,724    194,984       0.1%
#   Civista Bancshares, Inc.                  1,249     28,652       0.0%
    CNB Financial Corp.                       3,635    103,089       0.0%
    CNO Financial Group, Inc.                28,026    600,877       0.2%
    Codorus Valley Bancorp, Inc.                979     28,597       0.0%
    Columbia Banking System, Inc.            13,545    544,644       0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                                 SHARES  VALUE+  OF NET ASSETS**
                                                 ------ -------- ---------------
Financials -- (Continued)
    Community Bank System, Inc.                   9,692 $545,175       0.2%
*   Community Bankers Trust Corp.                 2,739   23,829       0.0%
    Community Trust Bancorp, Inc.                 4,289  205,872       0.1%
    ConnectOne Bancorp, Inc.                      9,282  245,045       0.1%
*   Consumer Portfolio Services, Inc.             5,621   19,224       0.0%
#*  Cowen, Inc.                                   9,884  153,202       0.0%
*   Customers Bancorp, Inc.                       7,728  222,721       0.1%
    CVB Financial Corp.                          22,520  498,818       0.1%
    Dime Community Bancshares, Inc.              14,998  296,210       0.1%
    DNB Financial Corp.                             372   12,964       0.0%
    Donegal Group, Inc. Class A                   7,034   97,913       0.0%
    Donegal Group, Inc. Class B                     592    8,347       0.0%
*   Eagle Bancorp, Inc.                           6,739  395,579       0.1%
    EMC Insurance Group, Inc.                     5,269  136,889       0.0%
    Employers Holdings, Inc.                      9,698  396,648       0.1%
#*  Encore Capital Group, Inc.                    6,158  274,647       0.1%
*   Enova International, Inc.                     8,486  248,640       0.1%
*   Enstar Group, Ltd.                            2,946  619,102       0.2%
*   Entegra Financial Corp.                         866   25,157       0.0%
    Enterprise Bancorp, Inc.                        673   24,349       0.0%
    Enterprise Financial Services Corp.           4,051  205,993       0.1%
*   Equity Bancshares, Inc. Class A               1,745   66,537       0.0%
    ESSA Bancorp, Inc.                            1,308   19,123       0.0%
*   Ezcorp, Inc. Class A                         18,858  258,355       0.1%
    Farmers Capital Bank Corp.                    3,040  152,456       0.0%
    Farmers National Banc Corp.                   6,114   90,182       0.0%
    FB Financial Corp.                              866   34,493       0.0%
    FBL Financial Group, Inc. Class A             4,819  374,677       0.1%
*   FCB Financial Holdings, Inc. Class A          8,060  465,868       0.1%
    Federal Agricultural Mortgage Corp. Class C   2,141  183,077       0.1%
    Federated National Holding Co.                6,659  112,537       0.0%
    Fidelity Southern Corp.                       9,090  206,616       0.1%
    Financial Engines, Inc.                       4,561  203,649       0.1%
    Financial Institutions, Inc.                  6,494  201,963       0.1%
    First American Financial Corp.                3,388  173,161       0.1%
*   First BanCorp(2296926)                       54,205  391,360       0.1%
    First Bancorp(2351494)                        5,387  205,514       0.1%
    First Bancorp, Inc.                           1,809   50,145       0.0%
    First Bank                                    1,860   26,133       0.0%
    First Busey Corp.                             4,193  124,322       0.0%
    First Business Financial Services, Inc.         600   15,594       0.0%
    First Citizens BancShares, Inc. Class A       2,236  966,600       0.3%
    First Commonwealth Financial Corp.           23,663  358,258       0.1%
    First Community Bancshares, Inc.              6,410  198,902       0.1%
    First Connecticut Bancorp, Inc.               3,830   92,303       0.0%
    First Defiance Financial Corp.                3,252  194,014       0.1%
    First Financial Bancorp                      20,339  629,492       0.2%
    First Financial Corp.                         1,400   59,850       0.0%
    First Financial Northwest, Inc.               2,949   49,838       0.0%
*   First Foundation, Inc.                        5,321   95,193       0.0%
    First Horizon National Corp.                  4,562   83,485       0.0%
    First Internet Bancorp                        1,836   62,791       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                               SHARES  VALUE+  OF NET ASSETS**
                                               ------ -------- ---------------
Financials -- (Continued)
    First Interstate Bancsystem, Inc. Class A   8,864 $358,992       0.1%
    First Merchants Corp.                       9,652  415,808       0.1%
    First Mid-Illinois Bancshares, Inc.         1,492   54,831       0.0%
    First Midwest Bancorp, Inc.                28,080  682,625       0.2%
*   First Northwest Bancorp                     1,905   30,613       0.0%
    First of Long Island Corp. (The)            3,825  101,363       0.0%
    FirstCash, Inc.                             1,388  120,340       0.0%
*   Flagstar Bancorp, Inc.                     14,114  487,639       0.1%
    Flushing Financial Corp.                   12,098  313,459       0.1%
    FNB Corp.                                  70,804  920,452       0.3%
*   Franklin Financial Network, Inc.            3,253  109,626       0.0%
    FS Bancorp, Inc.                              529   30,460       0.0%
    Fulton Financial Corp.                     37,399  632,043       0.2%
#   Gain Capital Holdings, Inc.                17,960  146,554       0.0%
*   Genworth Financial, Inc. Class A           77,912  215,037       0.1%
    German American Bancorp, Inc.               3,358  113,332       0.0%
    Global Indemnity, Ltd.                      4,049  165,564       0.1%
    Great Southern Bancorp, Inc.                4,783  252,782       0.1%
    Great Western Bancorp, Inc.                13,088  538,440       0.2%
*   Green Bancorp, Inc.                         8,650  195,057       0.1%
*   Green Dot Corp. Class A                     7,110  432,359       0.1%
#   Greenhill & Co., Inc.                       4,000   81,200       0.0%
*   Greenlight Capital Re, Ltd. Class A        11,135  172,592       0.1%
    Guaranty Bancorp                            3,101   88,379       0.0%
    Guaranty Federal Bancshares, Inc.             100    2,349       0.0%
*   Hallmark Financial Services, Inc.           5,065   52,018       0.0%
    Hancock Holding Co.                        19,579  956,434       0.3%
    Hanmi Financial Corp.                       7,512  207,331       0.1%
    Hanover Insurance Group, Inc. (The)         7,165  822,900       0.2%
*   HarborOne Bancorp, Inc.                     1,414   24,872       0.0%
    HCI Group, Inc.                             2,337   97,897       0.0%
    Heartland Financial USA, Inc.               4,608  247,219       0.1%
    Heritage Commerce Corp.                    11,096  182,973       0.1%
    Heritage Financial Corp.                    8,641  256,638       0.1%
#   Heritage Insurance Holdings, Inc.           8,054  126,448       0.0%
    Hilltop Holdings, Inc.                     21,057  472,098       0.1%
*   HMN Financial, Inc.                           750   14,400       0.0%
    Home Bancorp, Inc.                          1,226   53,147       0.0%
    Home BancShares, Inc.                       4,556  105,881       0.0%
*   HomeStreet, Inc.                            6,669  170,059       0.1%
*   HomeTrust Bancshares, Inc.                  4,946  129,091       0.0%
    Hope Bancorp, Inc.                         36,109  624,325       0.2%
    HopFed Bancorp, Inc.                          683   10,238       0.0%
    Horace Mann Educators Corp.                 8,422  376,463       0.1%
    Horizon Bancorp                             6,418  184,582       0.1%
    Iberiabank Corp.                           11,789  883,586       0.3%
    Independence Holding Co.                    5,587  197,780       0.1%
    Independent Bank Corp.(2447821)             4,777  345,377       0.1%
    Independent Bank Corp.(2492133)             3,881   92,756       0.0%
    Independent Bank Group, Inc.                5,405  385,917       0.1%
    Infinity Property & Casualty Corp.          2,098  276,936       0.1%
    International Bancshares Corp.             19,438  773,632       0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                      SHARES    VALUE+   OF NET ASSETS**
                                                      ------- ---------- ---------------
Financials -- (Continued)
*          INTL. FCStone, Inc.                          4,967 $  222,621       0.1%
           Investment Technology Group, Inc.            9,273    187,500       0.1%
           Investors Bancorp, Inc.                     75,714  1,012,296       0.3%
           Investors Title Co.                            125     24,338       0.0%
           James River Group Holdings, Ltd.             4,243    154,106       0.0%
           Janus Henderson Group P.L.C.                33,900  1,070,901       0.3%
           Kearny Financial Corp.                      30,156    423,692       0.1%
           Kemper Corp.                                13,671    922,792       0.3%
           Kentucky First Federal Bancorp                 120      1,056       0.0%
           Kingstone Cos., Inc.                         2,182     37,312       0.0%
           Lakeland Bancorp, Inc.                       8,519    166,120       0.1%
           Landmark Bancorp, Inc.                         205      5,904       0.0%
           LCNB Corp.                                     950     17,765       0.0%
           LegacyTexas Financial Group, Inc.           12,139    498,549       0.1%
           Legg Mason, Inc.                            22,003    873,519       0.3%
#*         LendingClub Corp.                           60,527    162,818       0.0%
           Macatawa Bank Corp.                          8,982     95,928       0.0%
           Mackinac Financial Corp.                     1,448     22,835       0.0%
           Maiden Holdings, Ltd.                       33,780    258,417       0.1%
*          Malvern Bancorp, Inc.                          496     12,623       0.0%
           Marlin Business Services Corp.               3,590     98,366       0.0%
           MB Financial, Inc.                          12,622    537,950       0.2%
#*         MBIA, Inc.                                  26,055    221,989       0.1%
           MBT Financial Corp.                          6,681     67,979       0.0%
           Mercantile Bank Corp.                        4,279    151,049       0.0%
           Mercury General Corp.                        7,682    351,298       0.1%
           Meridian Bancorp, Inc.                      11,551    218,314       0.1%
           Meta Financial Group, Inc.                   2,013    223,745       0.1%
*          MGIC Investment Corp.                        1,576     15,792       0.0%
           Midland States Bancorp, Inc.                 2,601     81,932       0.0%
           MidSouth Bancorp, Inc.                       3,991     55,674       0.0%
           MidWestOne Financial Group, Inc.             2,011     64,895       0.0%
           MutualFirst Financial, Inc.                    414     15,215       0.0%
           National Bank Holdings Corp. Class A         7,326    257,729       0.1%
*          National Commerce Corp.                      1,850     80,105       0.0%
           National General Holdings Corp.             22,532    580,650       0.2%
           National Western Life Group, Inc. Class A      759    240,914       0.1%
#*         Nationstar Mortgage Holdings, Inc.          20,495    369,320       0.1%
           Navient Corp.                               71,362    946,260       0.3%
           Navigators Group, Inc. (The)                 6,932    391,658       0.1%
           NBT Bancorp, Inc.                            8,450    308,763       0.1%
           Nelnet, Inc. Class A                         8,117    428,659       0.1%
#          New York Community Bancorp, Inc.           113,503  1,348,416       0.4%
(degrees)  NewStar Financial, Inc.                     13,529      6,660       0.0%
*          Nicholas Financial, Inc.                     1,554     13,582       0.0%
*          Nicolet Bankshares, Inc.                     1,492     82,910       0.0%
*          NMI Holdings, Inc. Class A                  21,820    302,207       0.1%
#          Northeast Bancorp                            1,666     32,487       0.0%
           Northfield Bancorp, Inc.                    15,166    240,229       0.1%
           Northrim BanCorp, Inc.                       1,773     62,410       0.0%
           Northwest Bancshares, Inc.                  30,453    505,520       0.2%
           Norwood Financial Corp.                         66      1,954       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                           SHARES   VALUE+   OF NET ASSETS**
                                           ------ ---------- ---------------
Financials -- (Continued)
    OceanFirst Financial Corp.              9,054 $  244,277       0.1%
#*  Ocwen Financial Corp.                  15,331     62,244       0.0%
    OFG Bancorp                            15,064    203,364       0.1%
#   Ohio Valley Banc Corp.                    197      8,973       0.0%
    Old Line Bancshares, Inc.               2,509     85,431       0.0%
    Old National Bancorp                   39,933    686,848       0.2%
    Old Republic International Corp.       59,758  1,219,063       0.4%
    Old Second Bancorp, Inc.               11,322    161,905       0.0%
*   On Deck Capital, Inc.                  13,729     72,077       0.0%
*   OneMain Holdings, Inc.                 19,562    603,488       0.2%
    Oppenheimer Holdings, Inc. Class A      7,191    193,078       0.1%
    Opus Bank                               7,232    203,942       0.1%
    Oritani Financial Corp.                19,067    291,725       0.1%
    Orrstown Financial Services, Inc.         570     15,020       0.0%
*   Pacific Premier Bancorp, Inc.           6,752    268,392       0.1%
    PacWest Bancorp                        30,208  1,547,858       0.5%
    Park National Corp.                     2,230    240,572       0.1%
#   Parke Bancorp, Inc.                       640     15,008       0.0%
    Patriot National Bancorp, Inc.             60      1,164       0.0%
    Peapack Gladstone Financial Corp.       4,692    155,024       0.0%
    Penns Woods Bancorp, Inc.                 733     31,886       0.0%
    People's United Financial, Inc.        81,193  1,485,020       0.4%
    People's Utah Bancorp                   3,926    125,043       0.0%
    Peoples Bancorp, Inc.                   7,498    268,878       0.1%
*   PHH Corp.                              17,608    186,821       0.1%
    Pinnacle Financial Partners, Inc.      17,600  1,127,280       0.3%
    Piper Jaffray Cos.                      1,595    111,730       0.0%
    Popular, Inc.                          24,047  1,113,136       0.3%
#*  PRA Group, Inc.                         9,019    321,076       0.1%
    Premier Financial Bancorp, Inc.         1,481     29,146       0.0%
    ProAssurance Corp.                      8,036    380,103       0.1%
    Prosperity Bancshares, Inc.            15,628  1,121,622       0.3%
    Provident Financial Holdings, Inc.      3,183     58,408       0.0%
    Provident Financial Services, Inc.     15,607    407,655       0.1%
    Prudential Bancorp, Inc.                1,535     28,044       0.0%
    QCR Holdings, Inc.                      2,174     98,374       0.0%
    Radian Group, Inc.                     25,552    365,394       0.1%
*   Regional Management Corp.               5,039    165,632       0.1%
    RenaissanceRe Holdings, Ltd.            5,185    705,367       0.2%
    Renasant Corp.                         11,794    533,443       0.2%
    Republic Bancorp, Inc. Class A          3,411    143,842       0.0%
    Riverview Bancorp, Inc.                 6,235     58,547       0.0%
    S&T Bancorp, Inc.                       8,236    351,512       0.1%
    Safety Insurance Group, Inc.            3,256    260,480       0.1%
    Sandy Spring Bancorp, Inc.              5,624    222,879       0.1%
    Santander Consumer USA Holdings, Inc.  63,053  1,163,328       0.3%
*   Seacoast Banking Corp. of Florida       7,866    217,338       0.1%
#   Selective Insurance Group, Inc.         9,000    532,800       0.2%
    Shore Bancshares, Inc.                  3,076     55,645       0.0%
    SI Financial Group, Inc.                2,784     39,811       0.0%
    Sierra Bancorp                          3,798    105,812       0.0%
    Simmons First National Corp. Class A   26,956    814,071       0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                 SHARES   VALUE+   OF NET ASSETS**
                                                 ------ ---------- ---------------
Financials -- (Continued)
*   SmartFinancial, Inc.                            598 $   14,262       0.0%
    South State Corp.                             6,344    549,073       0.2%
*   Southern First Bancshares, Inc.               1,037     47,546       0.0%
    Southern Missouri Bancorp, Inc.                 606     21,149       0.0%
    Southern National Bancorp of Virginia, Inc.   3,228     52,455       0.0%
    Southside Bancshares, Inc.                    3,094    107,764       0.0%
    Southwest Georgia Financial Corp.                98      2,048       0.0%
    State Auto Financial Corp.                   10,309    321,950       0.1%
    State Bank Financial Corp.                    6,607    208,187       0.1%
    Sterling Bancorp                             40,793    968,834       0.3%
    Stewart Information Services Corp.            5,117    213,430       0.1%
    Stifel Financial Corp.                       10,207    594,864       0.2%
    Stock Yards Bancorp, Inc.                     1,968     73,702       0.0%
    TCF Financial Corp.                          27,857    691,689       0.2%
    Territorial Bancorp, Inc.                     4,012    122,125       0.0%
*   Third Point Reinsurance, Ltd.                22,738    302,415       0.1%
    Timberland Bancorp, Inc.                      1,540     50,281       0.0%
    Tiptree, Inc.                                 7,900     50,165       0.0%
    Tompkins Financial Corp.                      3,206    249,106       0.1%
    Towne Bank                                   10,053    300,585       0.1%
    Trico Bancshares                              5,196    194,175       0.1%
*   TriState Capital Holdings, Inc.               5,914    147,850       0.0%
*   Triumph Bancorp, Inc.                         5,216    202,642       0.1%
    TrustCo Bank Corp. NY                        24,011    205,294       0.1%
    Trustmark Corp.                              19,644    615,054       0.2%
    Umpqua Holdings Corp.                        54,549  1,285,174       0.4%
*   Unico American Corp.                          1,400     10,780       0.0%
    Union Bankshares Corp.                       17,750    671,127       0.2%
#   United Bankshares, Inc.                      21,700    736,715       0.2%
    United Community Banks, Inc.                 14,166    452,320       0.1%
    United Community Financial Corp.             14,466    146,541       0.0%
    United Financial Bancorp, Inc.               16,165    267,207       0.1%
    United Fire Group, Inc.                       6,646    334,227       0.1%
    United Insurance Holdings Corp.               4,762     89,811       0.0%
    Unity Bancorp, Inc.                           1,368     30,096       0.0%
    Universal Insurance Holdings, Inc.            2,484     80,606       0.0%
    Univest Corp. of Pennsylvania                 6,883    197,886       0.1%
    Validus Holdings, Ltd.                       17,385  1,178,181       0.3%
#   Valley National Bancorp                      54,168    679,808       0.2%
*   Veritex Holdings, Inc.                        4,314    123,898       0.0%
    Virtus Investment Partners, Inc.              1,697    195,749       0.1%
#   Waddell & Reed Financial, Inc. Class A       20,045    405,711       0.1%
    Walker & Dunlop, Inc.                         4,664    266,361       0.1%
    Washington Federal, Inc.                     13,458    427,291       0.1%
    Washington Trust Bancorp, Inc.                2,415    133,791       0.0%
    Waterstone Financial, Inc.                    8,818    151,229       0.0%
    WesBanco, Inc.                               11,927    522,403       0.2%
    West Bancorporation, Inc.                     2,647     64,454       0.0%
    Western New England Bancorp, Inc.            12,440    134,352       0.0%
    White Mountains Insurance Group, Ltd.           434    375,536       0.1%
    Wintrust Financial Corp.                      3,364    300,910       0.1%
*   World Acceptance Corp.                        3,600    369,000       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE+    OF NET ASSETS**
                                           ------ ----------- ---------------
Financials -- (Continued)
    WSFS Financial Corp.                    5,907 $   295,941       0.1%
                                                  -----------      ----
Total Financials                                   94,338,059      27.5%
                                                  -----------      ----
Health Care -- (5.2%)
#*  Acadia Healthcare Co., Inc.            24,364     866,871       0.3%
    Aceto Corp.                             9,096      22,922       0.0%
*   Achillion Pharmaceuticals, Inc.        66,441     250,483       0.1%
*   Acorda Therapeutics, Inc.              21,488     496,373       0.2%
*   Addus HomeCare Corp.                    6,124     321,510       0.1%
*   Adverum Biotechnologies, Inc.          14,557      90,981       0.0%
*   Allscripts Healthcare Solutions, Inc.  87,246   1,013,799       0.3%
#*  AMAG Pharmaceuticals, Inc.              8,645     177,655       0.1%
*   American Shared Hospital Services         400         940       0.0%
*   Amphastar Pharmaceuticals, Inc.        12,879     245,860       0.1%
    Analogic Corp.                          1,403     116,589       0.0%
*   AngioDynamics, Inc.                    12,603     244,246       0.1%
*   ANI Pharmaceuticals, Inc.                 394      23,384       0.0%
*   Anika Therapeutics, Inc.                3,714     163,453       0.1%
*   Applied Genetic Technologies Corp.      4,817      22,038       0.0%
*   Aptevo Therapeutics, Inc.              10,536      46,674       0.0%
*   Ardelyx, Inc.                           3,800      18,240       0.0%
*   Brookdale Senior Living, Inc.          47,258     342,148       0.1%
#*  Celldex Therapeutics, Inc.             24,915      18,437       0.0%
*   Chimerix, Inc.                         20,509      93,931       0.0%
*   Civitas Solutions, Inc.                 1,755      25,009       0.0%
#*  Community Health Systems, Inc.         26,236      99,172       0.0%
*   Concert Pharmaceuticals, Inc.           4,952      90,374       0.0%
    CONMED Corp.                            6,019     391,416       0.1%
*   Cross Country Healthcare, Inc.          7,573      95,268       0.0%
*   CryoLife, Inc.                          7,782     174,706       0.1%
#*  Cumberland Pharmaceuticals, Inc.        3,402      22,079       0.0%
*   Depomed, Inc.                          14,644      91,964       0.0%
    Digirad Corp.                           7,000      10,500       0.0%
#*  Diplomat Pharmacy, Inc.                 1,000      21,790       0.0%
*   Emergent BioSolutions, Inc.            12,421     644,153       0.2%
*   Endo International P.L.C.              41,692     238,895       0.1%
    Ensign Group, Inc. (The)               10,542     293,806       0.1%
#*  Envision Healthcare Corp.              25,423     944,973       0.3%
#*  Esperion Therapeutics, Inc.               896      62,729       0.0%
#*  Evolent Health, Inc. Class A           10,191     168,151       0.1%
*   Five Star Senior Living, Inc.           3,016       3,619       0.0%
*   FONAR Corp.                             1,830      52,063       0.0%
*   Haemonetics Corp.                       5,040     393,322       0.1%
*   Halyard Health, Inc.                   14,549     689,186       0.2%
*   Harvard Bioscience, Inc.               11,180      64,285       0.0%
    HealthStream, Inc.                      6,405     148,532       0.1%
*   HMS Holdings Corp.                     15,665     282,127       0.1%
*   Horizon Pharma P.L.C.                   7,347      97,274       0.0%
*   Impax Laboratories, Inc.                2,601      48,899       0.0%
#*  Infinity Pharmaceuticals, Inc.          7,948      17,486       0.0%
*   InfuSystem Holdings, Inc.               2,347       6,470       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES   VALUE+    OF NET ASSETS**
                                          ------ ----------- ---------------
Health Care -- (Continued)
*   Integer Holdings Corp.                 8,618 $   473,128       0.1%
#   Invacare Corp.                        14,077     256,201       0.1%
    Kewaunee Scientific Corp.                637      22,008       0.0%
*   Kindred Biosciences, Inc.              2,947      26,965       0.0%
    Kindred Healthcare, Inc.              33,984     302,458       0.1%
*   LHC Group, Inc.                        9,688     720,981       0.2%
*   LifePoint Health, Inc.                 8,598     411,844       0.1%
*   LivaNova P.L.C.                        3,775     335,144       0.1%
    Luminex Corp.                          8,320     177,632       0.1%
*   Magellan Health, Inc.                  6,061     508,215       0.2%
#*  Mallinckrodt P.L.C.                   20,849     271,037       0.1%
*   MEDNAX, Inc.                          18,373     843,504       0.3%
*   MEI Pharma, Inc.                       5,727      12,828       0.0%
#*  Melinta Therapeutics, Inc.             1,983      13,484       0.0%
*   Merit Medical Systems, Inc.            7,907     383,489       0.1%
#   Merrimack Pharmaceuticals, Inc.        5,810      49,269       0.0%
*   Micron Solutions, Inc.                   291       1,084       0.0%
*   Minerva Neurosciences, Inc.            2,800      18,340       0.0%
#*  Mirati Therapeutics, Inc.              2,576      79,341       0.0%
#*  Molina Healthcare, Inc.                  546      45,455       0.0%
#*  Myriad Genetics, Inc.                  6,954     196,729       0.1%
    National HealthCare Corp.              2,344     143,640       0.0%
*   Natus Medical, Inc.                    2,541      83,980       0.0%
*   Ophthotech Corp.                      12,738      33,501       0.0%
*   Orthofix International NV              1,741     106,236       0.0%
*   Otonomy, Inc.                         13,318      49,942       0.0%
    Owens & Minor, Inc.                   13,325     216,531       0.1%
*   PDL BioPharma, Inc.                   40,768     119,043       0.0%
#*  Premier, Inc. Class A                  6,724     221,825       0.1%
#*  Prestige Brands Holdings, Inc.         8,849     260,515       0.1%
*   Prothena Corp. P.L.C.                    934      11,208       0.0%
*   Providence Service Corp. (The)         3,206     243,271       0.1%
*   Quality Systems, Inc.                  5,358      71,958       0.0%
*   Quorum Health Corp.                   10,394      73,278       0.0%
*   Ra Pharmaceuticals, Inc.               1,700      10,319       0.0%
*   Repligen Corp.                         2,009      74,333       0.0%
*   RTI Surgical, Inc.                    24,063     105,877       0.0%
*   SeaSpine Holdings Corp.                2,563      29,500       0.0%
*   Select Medical Holdings Corp.         33,657     607,509       0.2%
#*  Sierra Oncology, Inc.                  7,552      15,557       0.0%
*   Spectrum Pharmaceuticals, Inc.         3,555      56,596       0.0%
#*  Surgery Partners, Inc.                 8,900     142,400       0.0%
*   Syneos Health, Inc.                   10,990     418,719       0.1%
#*  Taro Pharmaceutical Industries, Ltd.     761      77,607       0.0%
*   Tetraphase Pharmaceuticals, Inc.      15,107      48,645       0.0%
*   Triple-S Management Corp. Class B      4,208     119,297       0.0%
*   United Therapeutics Corp.              6,299     693,583       0.2%
*   Versartis, Inc.                        9,622      14,433       0.0%
*   Zafgen, Inc.                           8,180      55,542       0.0%
                                                 -----------       ---
Total Health Care                                 19,008,763       5.5%
                                                 -----------       ---

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                        SHARES   VALUE+   OF NET ASSETS**
                                        ------ ---------- ---------------
Industrials -- (18.9%)
    AAR Corp.                            6,561 $  284,091       0.1%
    ABM Industries, Inc.                15,815    492,321       0.1%
*   Acacia Research Corp.               22,344     81,556       0.0%
    ACCO Brands Corp.                   28,133    339,003       0.1%
    Acme United Corp.                      100      2,136       0.0%
#   Actuant Corp. Class A               12,935    304,619       0.1%
*   Advanced Disposal Services, Inc.    11,746    258,882       0.1%
*   AECOM                               64,215  2,211,565       0.7%
*   Aegion Corp.                         6,770    153,611       0.1%
#*  Aerovironment, Inc.                  6,463    352,233       0.1%
    AGCO Corp.                          12,778    800,925       0.2%
    Air Lease Corp.                     50,052  2,086,668       0.6%
*   Air Transport Services Group, Inc.   4,506     91,201       0.0%
    Aircastle, Ltd.                     20,315    398,174       0.1%
    Alamo Group, Inc.                    6,406    701,265       0.2%
#   Alaska Air Group, Inc.              15,420  1,001,221       0.3%
    Albany International Corp. Class A   7,592    449,067       0.1%
*   Alpha PRO Tech, Ltd.                 3,388     11,180       0.0%
    AMERCO                               4,785  1,615,033       0.5%
*   Ameresco, Inc. Class A               8,615    102,088       0.0%
    American Railcar Industries, Inc.    3,348    127,057       0.0%
*   AMREP Corp.                            600      4,335       0.0%
#   Apogee Enterprises, Inc.            10,351    425,530       0.1%
*   ARC Document Solutions, Inc.        22,733     50,013       0.0%
*   ARC Group Worldwide, Inc.            2,464      5,667       0.0%
    ArcBest Corp.                        8,910    286,011       0.1%
    Argan, Inc.                          5,177    207,080       0.1%
*   Armstrong Flooring, Inc.            11,968    147,805       0.0%
*   Arotech Corp.                       12,206     39,059       0.0%
*   ASGN, Inc.                           7,257    585,132       0.2%
    Astec Industries, Inc.               7,688    427,145       0.1%
*   Astronics Corp.                      2,569     93,974       0.0%
*   Atlas Air Worldwide Holdings, Inc.   6,497    411,910       0.1%
    AZZ, Inc.                           11,221    499,896       0.2%
#*  Babcock & Wilcox Enterprises, Inc.  61,837    140,988       0.0%
    Barnes Group, Inc.                   8,772    487,109       0.1%
*   Beacon Roofing Supply, Inc.          8,450    413,627       0.1%
*   BMC Stock Holdings, Inc.            16,283    280,882       0.1%
    Brady Corp. Class A                  9,901    360,396       0.1%
    Briggs & Stratton Corp.              7,571    136,505       0.0%
*   Broadwind Energy, Inc.               2,514      6,637       0.0%
*   CAI International, Inc.              5,765    129,597       0.0%
    Carlisle Cos., Inc.                  2,134    229,896       0.1%
*   CBIZ, Inc.                          17,838    331,787       0.1%
    CECO Environmental Corp.             9,481     44,561       0.0%
#   Celadon Group, Inc.                  8,097     22,753       0.0%
*   Chart Industries, Inc.              11,609    658,695       0.2%
#   Chicago Bridge & Iron Co. NV         8,603    129,905       0.0%
    CIRCOR International, Inc.           4,246    179,903       0.1%
*   Civeo Corp.                         26,178     87,696       0.0%
*   Clean Harbors, Inc.                 11,053    506,227       0.2%
*   Colfax Corp.                        27,116    840,867       0.3%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                 SHARES   VALUE+   OF NET ASSETS**
                                                 ------ ---------- ---------------
Industrials -- (Continued)
    Columbus McKinnon Corp.                       5,038 $  180,763       0.1%
*   Commercial Vehicle Group, Inc.                4,537     30,443       0.0%
    CompX International, Inc.                       200      2,750       0.0%
    Copa Holdings SA Class A                        914    107,093       0.0%
    Costamare, Inc.                              14,859    100,893       0.0%
*   Covenant Transportation Group, Inc. Class A   3,274     90,854       0.0%
*   CPI Aerostructures, Inc.                      3,207     30,627       0.0%
    CRA International, Inc.                       3,010    169,975       0.1%
*   CSW Industrials, Inc.                         2,996    129,877       0.0%
    Cubic Corp.                                   7,062    436,078       0.1%
    Curtiss-Wright Corp.                          2,171    277,975       0.1%
    DMC Global, Inc.                              1,787     69,157       0.0%
*   Ducommun, Inc.                                3,539    102,950       0.0%
*   DXP Enterprises, Inc.                         3,786    137,432       0.0%
*   Eagle Bulk Shipping, Inc.                     4,235     21,429       0.0%
    Eastern Co. (The)                               910     25,844       0.0%
*   Echo Global Logistics, Inc.                   6,865    187,414       0.1%
    Ecology and Environment, Inc. Class A           210      2,741       0.0%
    EMCOR Group, Inc.                             5,955    438,228       0.1%
    Encore Wire Corp.                             5,068    266,830       0.1%
    EnerSys                                       1,562    107,091       0.0%
*   Engility Holdings, Inc.                      12,069    306,794       0.1%
    Ennis, Inc.                                   6,015    107,669       0.0%
    EnPro Industries, Inc.                          605     45,466       0.0%
    ESCO Technologies, Inc.                       6,211    346,884       0.1%
    Essendant, Inc.                              10,698     79,593       0.0%
*   Esterline Technologies Corp.                  7,691    552,598       0.2%
    Federal Signal Corp.                         18,356    397,591       0.1%
    Forward Air Corp.                             5,584    301,480       0.1%
*   Franklin Covey Co.                            3,400     82,960       0.0%
    Franklin Electric Co., Inc.                   8,994    368,754       0.1%
    FreightCar America, Inc.                      4,774     66,550       0.0%
*   FTI Consulting, Inc.                         10,273    599,943       0.2%
*   Fuel Tech, Inc.                               1,990      2,547       0.0%
*   FuelCell Energy, Inc.                         5,143      9,566       0.0%
#   GATX Corp.                                    9,182    599,034       0.2%
*   Genco Shipping & Trading, Ltd.                2,204     35,264       0.0%
*   Gencor Industries, Inc.                       1,822     28,332       0.0%
*   Genesee & Wyoming, Inc. Class A              15,696  1,117,555       0.3%
*   Gibraltar Industries, Inc.                    7,673    269,706       0.1%
*   GMS, Inc.                                    10,108    314,965       0.1%
*   Goldfield Corp. (The)                        14,200     59,640       0.0%
    Gorman-Rupp Co. (The)                         9,371    294,999       0.1%
*   GP Strategies Corp.                           4,357     90,843       0.0%
    Graham Corp.                                  3,184     68,711       0.0%
    Granite Construction, Inc.                    9,102    476,763       0.1%
*   Great Lakes Dredge & Dock Corp.              18,178     83,619       0.0%
    Greenbrier Cos., Inc. (The)                   4,175    183,074       0.1%
    Griffon Corp.                                10,863    216,174       0.1%
    Hardinge, Inc.                                3,769     69,123       0.0%
    Hawaiian Holdings, Inc.                       7,309    301,131       0.1%
    Heartland Express, Inc.                       1,909     34,037       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                              SHARES   VALUE+   OF NET ASSETS**
                                              ------ ---------- ---------------
Industrials -- (Continued)
    Heidrick & Struggles International, Inc.   6,255 $  235,501       0.1%
*   Heritage-Crystal Clean, Inc.               3,996     84,515       0.0%
    Herman Miller, Inc.                        1,306     40,094       0.0%
#*  Hertz Global Holdings, Inc.               12,002    262,844       0.1%
*   Hill International, Inc.                   8,440     44,732       0.0%
    HNI Corp.                                  6,880    229,723       0.1%
*   Houston Wire & Cable Co.                   4,069     29,297       0.0%
*   Hub Group, Inc. Class A                    8,402    369,268       0.1%
*   Hudson Global, Inc.                        1,700      3,196       0.0%
#*  Hudson Technologies, Inc.                  8,444     36,985       0.0%
    Hurco Cos., Inc.                           1,730     76,466       0.0%
*   Huron Consulting Group, Inc.               6,466    242,152       0.1%
    Hyster-Yale Materials Handling, Inc.       2,873    204,558       0.1%
    ICF International, Inc.                    4,421    296,649       0.1%
*   IES Holdings, Inc.                         1,262     21,328       0.0%
*   InnerWorkings, Inc.                       18,477    186,618       0.1%
    Insteel Industries, Inc.                   4,744    142,462       0.0%
    ITT, Inc.                                  6,031    294,856       0.1%
    Jacobs Engineering Group, Inc.            30,420  1,767,098       0.5%
*   JetBlue Airways Corp.                     84,042  1,612,766       0.5%
    Kadant, Inc.                               1,402    129,334       0.0%
    Kaman Corp.                                6,925    419,932       0.1%
    KBR, Inc.                                 34,919    582,798       0.2%
    Kelly Services, Inc. Class A               9,154    267,846       0.1%
    Kennametal, Inc.                           9,837    358,559       0.1%
#*  KeyW Holding Corp. (The)                  12,907     99,900       0.0%
*   Kirby Corp.                               14,913  1,272,079       0.4%
*   KLX, Inc.                                 17,210  1,346,338       0.4%
    Knoll, Inc.                                2,300     43,861       0.0%
    Korn/Ferry International                  13,957    746,141       0.2%
*   Lawson Products, Inc.                      1,607     37,202       0.0%
#*  Layne Christensen Co.                      3,610     50,937       0.0%
*   LB Foster Co. Class A                      3,630     85,487       0.0%
*   Limbach Holdings, Inc.                     1,631     20,485       0.0%
    LS Starrett Co. (The) Class A                489      2,983       0.0%
    LSC Communications, Inc.                   6,962    121,696       0.0%
    LSI Industries, Inc.                       7,336     44,970       0.0%
*   Lydall, Inc.                               2,294    102,312       0.0%
#   Macquarie Infrastructure Corp.            10,809    409,661       0.1%
*   Manitowoc Co., Inc. (The)                  7,881    194,267       0.1%
    ManpowerGroup, Inc.                        7,979    763,750       0.2%
    Marten Transport, Ltd.                    14,216    277,212       0.1%
*   Masonite International Corp.               5,554    337,128       0.1%
*   MasTec, Inc.                               4,159    182,996       0.1%
    Matson, Inc.                              10,742    313,989       0.1%
    Matthews International Corp. Class A       4,193    206,086       0.1%
    McGrath RentCorp                           5,993    353,167       0.1%
*   Mercury Systems, Inc.                      8,735    280,219       0.1%
*   Milacron Holdings Corp.                   12,467    224,780       0.1%
    Miller Industries, Inc.                    3,056     75,636       0.0%
*   Mistras Group, Inc.                        5,968    116,197       0.0%
    Mobile Mini, Inc.                          8,725    366,450       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                             SHARES   VALUE+   OF NET ASSETS**
                                             ------ ---------- ---------------
Industrials -- (Continued)
*   Moog, Inc. Class A                        6,241 $  511,575       0.2%
*   MRC Global, Inc.                         12,329    230,922       0.1%
    Mueller Industries, Inc.                    410     11,144       0.0%
    Multi-Color Corp.                           601     39,035       0.0%
*   MYR Group, Inc.                           3,861    115,830       0.0%
#   National Presto Industries, Inc.          1,049    100,442       0.0%
*   Navigant Consulting, Inc.                12,572    268,915       0.1%
*   Nexeo Solutions, Inc.                     6,747     68,752       0.0%
*   NL Industries, Inc.                       5,599     42,832       0.0%
    NN, Inc.                                  9,772    198,372       0.1%
*   Northwest Pipe Co.                        4,013     79,176       0.0%
#*  NOW, Inc.                                26,525    321,748       0.1%
*   NV5 Global, Inc.                          1,675     98,574       0.0%
    Orbital ATK, Inc.                         1,319    174,609       0.1%
*   Orion Group Holdings, Inc.                8,609     52,171       0.0%
    Owens Corning                             9,486    621,238       0.2%
*   PAM Transportation Services, Inc.         1,458     52,473       0.0%
    Park-Ohio Holdings Corp.                  2,900    109,910       0.0%
*   Patriot Transportation Holding, Inc.        178      3,222       0.0%
*   Perma-Pipe International Holdings, Inc.   1,500     13,575       0.0%
    Powell Industries, Inc.                   4,041    121,432       0.0%
    Preformed Line Products Co.               1,747    117,486       0.0%
    Primoris Services Corp.                  12,426    317,981       0.1%
    Quad/Graphics, Inc.                       6,182    152,757       0.1%
    Quanex Building Products Corp.           10,042    172,220       0.1%
*   Quanta Services, Inc.                    38,352  1,246,440       0.4%
*   Radiant Logistics, Inc.                  12,254     43,257       0.0%
    RCM Technologies, Inc.                    4,177     21,720       0.0%
    Regal Beloit Corp.                       10,781    767,607       0.2%
    Resources Connection, Inc.               10,756    168,331       0.1%
*   Revolution Lighting Technologies, Inc.    1,826      6,501       0.0%
*   Rexnord Corp.                            12,538    344,920       0.1%
*   Roadrunner Transportation Systems, Inc.  13,310     28,617       0.0%
    RPX Corp.                                17,489    189,406       0.1%
*   Rush Enterprises, Inc. Class A            6,105    249,267       0.1%
*   Rush Enterprises, Inc. Class B            1,650     64,202       0.0%
    Ryder System, Inc.                       11,573    780,367       0.2%
*   Saia, Inc.                                3,547    234,279       0.1%
#   Schneider National, Inc. Class B          8,428    224,859       0.1%
    Scorpio Bulkers, Inc.                    15,122    115,683       0.0%
*   SIFCO Industries, Inc.                      659      3,592       0.0%
    Simpson Manufacturing Co., Inc.          11,633    636,092       0.2%
    SkyWest, Inc.                            13,199    751,023       0.2%
#   Snap-on, Inc.                             6,841    993,655       0.3%
*   SP Plus Corp.                             5,677    199,547       0.1%
    Spartan Motors, Inc.                      8,315    148,423       0.0%
*   Sparton Corp.                             2,441     45,085       0.0%
#*  Spirit Airlines, Inc.                    16,509    589,701       0.2%
*   SPX FLOW, Inc.                            5,025    226,125       0.1%
    Standex International Corp.               2,335    226,378       0.1%
    Steelcase, Inc. Class A                  19,031    252,161       0.1%
*   Sterling Construction Co., Inc.           6,799     75,673       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE+    OF NET ASSETS**
                                            ------ ----------- ---------------
Industrials -- (Continued)
#*  Sunrun, Inc.                            13,402 $   123,566       0.0%
#*  Team, Inc.                               8,866     150,279       0.0%
    Terex Corp.                              5,734     209,406       0.1%
    Tetra Tech, Inc.                        13,963     675,809       0.2%
#*  Textainer Group Holdings, Ltd.           7,888     135,674       0.0%
*   Thermon Group Holdings, Inc.             8,245     187,904       0.1%
    Timken Co. (The)                         9,281     396,763       0.1%
    Titan International, Inc.               16,208     166,942       0.1%
*   Titan Machinery, Inc.                    7,999     154,541       0.1%
*   TriMas Corp.                             6,595     178,724       0.1%
    Trinity Industries, Inc.                46,408   1,479,023       0.4%
    Triton International, Ltd.              18,160     563,142       0.2%
#   Triumph Group, Inc.                     10,959     259,180       0.1%
*   TrueBlue, Inc.                           9,839     262,209       0.1%
*   Tutor Perini Corp.                      12,998     268,409       0.1%
*   Twin Disc, Inc.                          2,022      44,646       0.0%
*   Ultralife Corp.                            969       8,188       0.0%
    UniFirst Corp.                           1,828     293,577       0.1%
    Universal Forest Products, Inc.         14,860     473,737       0.1%
*   USA Truck, Inc.                          3,957      95,087       0.0%
*   USG Corp.                                4,668     187,794       0.1%
    Valmont Industries, Inc.                 2,739     389,212       0.1%
*   Vectrus, Inc.                            2,279      82,044       0.0%
*   Veritiv Corp.                            3,347     127,353       0.0%
    Viad Corp.                               5,089     258,267       0.1%
    Virco Manufacturing Corp.                4,400      18,480       0.0%
    VSE Corp.                                1,686      86,475       0.0%
#   Wabash National Corp.                   14,256     285,975       0.1%
*   WageWorks, Inc.                            542      22,574       0.0%
    Watts Water Technologies, Inc. Class A   2,440     181,780       0.1%
    Werner Enterprises, Inc.                17,945     615,513       0.2%
*   Wesco Aircraft Holdings, Inc.           25,443     256,974       0.1%
*   WESCO International, Inc.               13,228     787,727       0.2%
*   Willdan Group, Inc.                        527      15,072       0.0%
*   Willis Lease Finance Corp.               2,293      74,935       0.0%
#*  XPO Logistics, Inc.                      9,063     880,561       0.3%
                                                   -----------      ----
Total Industrials                                   69,505,643      20.3%
                                                   -----------      ----
Information Technology -- (9.6%)
*   Acxiom Corp.                            34,375     893,062       0.3%
*   ADDvantage Technologies Group, Inc.      1,399       1,777       0.0%
    ADTRAN, Inc.                            26,855     393,426       0.1%
*   Agilysys, Inc.                           5,609      66,074       0.0%
#*  Airgain, Inc.                            1,645      13,078       0.0%
*   Alpha & Omega Semiconductor, Ltd.        5,883      89,186       0.0%
*   Amkor Technology, Inc.                  81,248     672,733       0.2%
*   Amtech Systems, Inc.                     6,555      45,426       0.0%
*   Anixter International, Inc.             10,348     609,497       0.2%
*   ARRIS International P.L.C.              37,146   1,002,942       0.3%
*   Arrow Electronics, Inc.                 33,966   2,538,619       0.8%
    AstroNova, Inc.                          1,475      26,329       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                         SHARES   VALUE+   OF NET ASSETS**
                                         ------ ---------- ---------------
Information Technology -- (Continued)
#*  Asure Software, Inc.                  1,027 $   15,549       0.0%
*   Aviat Networks, Inc.                  1,600     26,032       0.0%
    Avnet, Inc.                          46,812  1,836,435       0.5%
    AVX Corp.                            30,256    446,579       0.1%
*   Aware, Inc.                           4,272     16,661       0.0%
*   Axcelis Technologies, Inc.            9,046    199,012       0.1%
*   AXT, Inc.                            15,993     93,559       0.0%
    Bel Fuse, Inc. Class B                3,659     70,802       0.0%
#   Belden, Inc.                          1,859    114,514       0.0%
    Benchmark Electronics, Inc.           9,349    245,879       0.1%
    Black Box Corp.                       6,583     12,837       0.0%
*   Blackhawk Network Holdings, Inc.      8,945    401,630       0.1%
*   Blucora, Inc.                        14,134    367,484       0.1%
#*  BroadVision, Inc.                     1,325      2,981       0.0%
    Brooks Automation, Inc.              13,745    341,976       0.1%
*   BSQUARE Corp.                         2,065      9,293       0.0%
*   CACI International, Inc. Class A      4,175    630,634       0.2%
*   Calix, Inc.                          14,209     94,490       0.0%
*   Cardtronics P.L.C. Class A           10,785    283,106       0.1%
#*  Cars.com, Inc.                       14,200    404,416       0.1%
    Cass Information Systems, Inc.          519     31,389       0.0%
*   Ciena Corp.                           8,389    216,017       0.1%
*   Cirrus Logic, Inc.                    7,976    290,885       0.1%
*   Clearfield, Inc.                      1,200     14,640       0.0%
    Cohu, Inc.                            8,677    185,688       0.1%
    Communications Systems, Inc.          2,300      8,234       0.0%
*   Computer Task Group, Inc.             3,954     30,327       0.0%
    Comtech Telecommunications Corp.      7,920    242,273       0.1%
*   Control4 Corp.                        2,750     57,310       0.0%
    Convergys Corp.                      22,833    533,379       0.2%
*   Cray, Inc.                            8,590    204,871       0.1%
#*  Cree, Inc.                           16,948    632,499       0.2%
    CSP, Inc.                                66        719       0.0%
    CTS Corp.                             8,123    243,284       0.1%
#*  CyberOptics Corp.                     2,716     41,419       0.0%
    Daktronics, Inc.                     12,960    116,770       0.0%
*   DHI Group, Inc.                      19,403     27,164       0.0%
*   Digi International, Inc.              9,527    109,560       0.0%
*   Diodes, Inc.                         12,034    343,571       0.1%
*   DSP Group, Inc.                       3,572     42,685       0.0%
*   EchoStar Corp. Class A               12,908    678,186       0.2%
*   Edgewater Technology, Inc.            3,967     22,810       0.0%
*   Electro Scientific Industries, Inc.   7,444    133,992       0.0%
*   Electronics for Imaging, Inc.        10,573    292,872       0.1%
*   Emcore Corp.                          3,590     16,155       0.0%
    Entegris, Inc.                        3,115    100,303       0.0%
*   ePlus, Inc.                           2,040    162,894       0.1%
*   Evolving Systems, Inc.                2,454      9,203       0.0%
*   Fabrinet                              8,009    225,934       0.1%
*   FARO Technologies, Inc.               4,010    202,505       0.1%
#*  Finisar Corp.                        28,108    437,923       0.1%
*   First Solar, Inc.                     4,100    290,731       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES   VALUE+   OF NET ASSETS**
                                               ------ ---------- ---------------
Information Technology -- (Continued)
#*  Fitbit, Inc. Class A                       22,886 $  127,017       0.0%
*   FormFactor, Inc.                           14,214    163,106       0.1%
*   Frequency Electronics, Inc.                 2,659     23,426       0.0%
*   GSI Technology, Inc.                        4,816     35,301       0.0%
#*  Harmonic, Inc.                             31,893    116,409       0.0%
#*  Ichor Holdings, Ltd.                          752     16,619       0.0%
*   II-VI, Inc.                                15,571    593,255       0.2%
*   Infinera Corp.                             21,463    251,546       0.1%
*   Insight Enterprises, Inc.                   8,734    309,620       0.1%
*   inTEST Corp.                                4,410     31,752       0.0%
*   Intevac, Inc.                               7,564     49,544       0.0%
    Jabil, Inc.                                41,431  1,102,065       0.3%
*   Kemet Corp.                                 7,124    122,675       0.0%
*   Key Tronic Corp.                            2,718     19,108       0.0%
*   Kimball Electronics, Inc.                   9,720    154,062       0.1%
*   Knowles Corp.                              24,185    309,568       0.1%
*   Kulicke & Soffa Industries, Inc.           12,487    285,827       0.1%
*   KVH Industries, Inc.                        3,206     33,984       0.0%
*   Leaf Group, Ltd.                            1,123      8,254       0.0%
#*  Lightpath Technologies, Inc. Class A        1,873      3,746       0.0%
*   Limelight Networks, Inc.                    6,585     33,979       0.0%
*   Liquidity Services, Inc.                    8,718     56,231       0.0%
    Littelfuse, Inc.                              317     59,254       0.0%
#*  MACOM Technology Solutions Holdings, Inc.   4,928     81,903       0.0%
    ManTech International Corp. Class A         6,874    406,185       0.1%
    Marchex, Inc. Class B                       9,439     26,240       0.0%
#*  Meet Group, Inc.(The)                      25,341     60,312       0.0%
    Methode Electronics, Inc.                   4,969    198,263       0.1%
*   MicroStrategy, Inc. Class A                 1,004    127,970       0.0%
    MKS Instruments, Inc.                         534     54,682       0.0%
    Monotype Imaging Holdings, Inc.             3,365     74,535       0.0%
    MTS Systems Corp.                           2,568    130,454       0.0%
*   Nanometrics, Inc.                           5,858    145,396       0.1%
*   Napco Security Technologies, Inc.           1,772     18,960       0.0%
#*  NeoPhotonics Corp.                         13,287     68,295       0.0%
*   NETGEAR, Inc.                               7,554    417,736       0.1%
*   Netscout Systems, Inc.                     19,624    532,792       0.2%
    Network-1 Technologies, Inc.                3,000      8,352       0.0%
*   ON Semiconductor Corp.                      3,505     77,390       0.0%
*   Optical Cable Corp.                         1,600      4,480       0.0%
*   OSI Systems, Inc.                           3,974    254,415       0.1%
*   PAR Technology Corp.                        4,662     66,620       0.0%
    Park Electrochemical Corp.                  5,863     99,847       0.0%
    PC Connection, Inc.                         6,934    185,068       0.1%
    PC-Tel, Inc.                                4,282     30,616       0.0%
#*  PCM, Inc.                                   4,296     55,633       0.0%
#*  PDF Solutions, Inc.                         5,989     66,777       0.0%
*   Perficient, Inc.                            9,552    236,221       0.1%
*   Photronics, Inc.                           18,041    138,014       0.0%
*   Plexus Corp.                                8,395    460,382       0.1%
*   PRGX Global, Inc.                           2,300     22,540       0.0%
*   QuinStreet, Inc.                            3,508     39,430       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------ ----------- ---------------
Information Technology -- (Continued)
*   Rambus, Inc.                             23,438 $   316,413       0.1%
*   RealNetworks, Inc.                        5,224      18,650       0.0%
    Reis, Inc.                                1,044      21,924       0.0%
    RF Industries, Ltd.                         681       3,848       0.0%
*   Rhythmone P.L.C.                          2,547       8,241       0.0%
*   Ribbon Communications, Inc.              16,078      93,574       0.0%
    Richardson Electronics, Ltd.              3,224      29,886       0.0%
*   Rogers Corp.                              4,023     429,254       0.1%
*   Rubicon Project, Inc. (The)              13,046      28,440       0.0%
*   Rudolph Technologies, Inc.                8,606     218,162       0.1%
*   Sanmina Corp.                            20,163     594,808       0.2%
*   ScanSource, Inc.                          6,350     217,805       0.1%
*   Seachange International, Inc.            13,521      42,591       0.0%
*   Sigma Designs, Inc.                      10,655      67,127       0.0%
*   SMTC Corp.                                1,377       3,181       0.0%
*   SolarEdge Technologies, Inc.              1,237      65,128       0.0%
*   StarTek, Inc.                             2,093      18,502       0.0%
*   Steel Connect, Inc.                      11,199      21,838       0.0%
#*  Stratasys, Ltd.                           9,275     177,802       0.1%
#*  Super Micro Computer, Inc.               12,744     225,569       0.1%
*   Sykes Enterprises, Inc.                  10,441     300,283       0.1%
#*  Synaptics, Inc.                           5,828     253,635       0.1%
#*  Synchronoss Technologies, Inc.            8,428      94,394       0.0%
    SYNNEX Corp.                              7,865     787,837       0.2%
    Systemax, Inc.                              324      10,183       0.0%
*   Tech Data Corp.                           7,620     581,025       0.2%
*   TechTarget, Inc.                          5,830     121,555       0.0%
*   Telaria, Inc.                               780       3,276       0.0%
*   Telenav, Inc.                             2,378      12,247       0.0%
    Tessco Technologies, Inc.                 3,407      60,134       0.0%
    TiVo Corp.                               35,879     507,688       0.2%
*   TTM Technologies, Inc.                   26,524     369,745       0.1%
*   Ultra Clean Holdings, Inc.               11,190     195,937       0.1%
*   VASCO Data Security International, Inc.   7,254     112,437       0.0%
*   Veeco Instruments, Inc.                  11,562     178,633       0.1%
*   VeriFone Systems, Inc.                   11,013     253,409       0.1%
*   Verint Systems, Inc.                     11,667     491,181       0.2%
*   Viavi Solutions, Inc.                    27,265     257,654       0.1%
*   Virtusa Corp.                             5,748     276,709       0.1%
#   Vishay Intertechnology, Inc.             34,468     608,360       0.2%
*   Vishay Precision Group, Inc.              2,563      72,533       0.0%
*   Xcerra Corp.                             19,154     231,380       0.1%
    Xerox Corp.                              33,125   1,041,781       0.3%
*   XO Group, Inc.                            5,511     119,478       0.0%
    Xperi Corp.                               4,328      95,216       0.0%
                                                    -----------      ----
Total Information Technology                         35,547,519      10.4%
                                                    -----------      ----
Materials -- (5.8%)
*   AgroFresh Solutions, Inc.                10,796      74,708       0.0%
*   Alcoa Corp.                              20,661   1,057,843       0.3%
#*  Allegheny Technologies, Inc.             14,220     377,825       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Materials -- (Continued)
    American Vanguard Corp.                     9,936 $  214,121       0.1%
    Ampco-Pittsburgh Corp.                      4,848     47,753       0.0%
    Ashland Global Holdings, Inc.              13,288    879,400       0.3%
    Bemis Co., Inc.                            10,226    442,479       0.1%
    Boise Cascade Co.                           9,960    414,336       0.1%
    Cabot Corp.                                 7,455    416,436       0.1%
    Carpenter Technology Corp.                 13,131    699,357       0.2%
    CF Industries Holdings, Inc.                1,126     43,689       0.0%
*   Clearwater Paper Corp.                      4,361    103,138       0.0%
*   Coeur Mining, Inc.                         32,834    248,553       0.1%
    Commercial Metals Co.                      10,184    213,966       0.1%
    Core Molding Technologies, Inc.             2,490     38,595       0.0%
    Domtar Corp.                               12,467    547,301       0.2%
*   Ferroglobe P.L.C.                           4,214     47,618       0.0%
#*  Flotek Industries, Inc.                    15,915     56,817       0.0%
    Friedman Industries, Inc.                   1,905     11,716       0.0%
    FutureFuel Corp.                           14,713    172,142       0.1%
    Gold Resource Corp.                         7,937     40,241       0.0%
    Greif, Inc. Class A                         6,268    366,803       0.1%
    Greif, Inc. Class B                         1,431     90,081       0.0%
    Hawkins, Inc.                               2,704     87,880       0.0%
    Haynes International, Inc.                  3,948    165,066       0.1%
    HB Fuller Co.                              10,074    498,361       0.1%
    Hecla Mining Co.                          130,656    500,412       0.2%
    Huntsman Corp.                             16,748    498,588       0.1%
    Innophos Holdings, Inc.                     4,390    181,658       0.1%
    Innospec, Inc.                              6,121    444,997       0.1%
*   Intrepid Potash, Inc.                      31,876    144,398       0.0%
    KapStone Paper and Packaging Corp.         22,203    764,227       0.2%
    KMG Chemicals, Inc.                         3,863    237,536       0.1%
*   Kraton Corp.                                7,897    360,656       0.1%
    Kronos Worldwide, Inc.                      1,520     35,021       0.0%
    Louisiana-Pacific Corp.                    17,478    495,152       0.1%
#*  LSB Industries, Inc.                        3,651     20,190       0.0%
    Materion Corp.                              6,626    336,269       0.1%
    Mercer International, Inc.                 16,859    225,911       0.1%
    Minerals Technologies, Inc.                 7,626    526,575       0.2%
    Mosaic Co. (The)                           52,523  1,415,495       0.4%
    Olin Corp.                                 20,511    619,227       0.2%
    Olympic Steel, Inc.                         3,793     88,946       0.0%
    PH Glatfelter Co.                          10,635    222,165       0.1%
*   Platform Specialty Products Corp.          63,028    634,692       0.2%
    Reliance Steel & Aluminum Co.              21,094  1,854,584       0.5%
*   Resolute Forest Products, Inc.             21,514    212,989       0.1%
    Schnitzer Steel Industries, Inc. Class A    8,293    244,229       0.1%
    Schweitzer-Mauduit International, Inc.      7,750    302,482       0.1%
    Sonoco Products Co.                        12,046    618,683       0.2%
    Stepan Co.                                  5,683    399,629       0.1%
*   SunCoke Energy, Inc.                       19,275    221,470       0.1%
    Synalloy Corp.                                842     14,524       0.0%
#*  TimkenSteel Corp.                          17,420    292,482       0.1%
*   Trecora Resources                           3,192     41,336       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                                  --------- ------------ ---------------
Materials -- (Continued)
            Tredegar Corp.                                                            6,533 $    114,981       0.0%
            Tronox, Ltd. Class A                                                     16,399      281,735       0.1%
*           UFP Technologies, Inc.                                                    1,242       41,296       0.0%
            United States Lime & Minerals, Inc.                                         941       70,312       0.0%
            United States Steel Corp.                                                23,004      778,225       0.2%
*           Universal Stainless & Alloy Products, Inc.                                2,690       78,925       0.0%
*           Verso Corp. Class A                                                       7,342      132,597       0.0%
            Worthington Industries, Inc.                                             12,707      565,843       0.2%
                                                                                            ------------      ----
Total Materials                                                                               21,374,662       6.2%
                                                                                            ------------      ----
Real Estate -- (0.6%)
            Alexander & Baldwin, Inc.                                                11,445      262,091       0.1%
            Consolidated-Tomoka Land Co.                                              1,012       62,258       0.0%
#*          Forestar Group, Inc.                                                      1,413       30,803       0.0%
*           FRP Holdings, Inc.                                                          768       44,160       0.0%
*           Howard Hughes Corp. (The)                                                 1,576      213,233       0.1%
            Jones Lang LaSalle, Inc.                                                    325       55,091       0.0%
            Kennedy-Wilson Holdings, Inc.                                            24,251      459,556       0.1%
*           Rafael Holdings, Inc. Class B                                             2,862       23,468       0.0%
            RE/MAX Holdings, Inc. Class A                                             3,415      184,922       0.1%
#           Realogy Holdings Corp.                                                   27,392      679,596       0.2%
#*          St Joe Co. (The)                                                          4,421       76,262       0.0%
*           Stratus Properties, Inc.                                                    650       20,313       0.0%
*           Tejon Ranch Co.                                                           6,257      152,233       0.1%
                                                                                            ------------      ----
Total Real Estate                                                                              2,263,986       0.7%
                                                                                            ------------      ----
Telecommunication Services -- (0.4%)
            ATN International, Inc.                                                   3,855      204,315       0.1%
#           Consolidated Communications Holdings, Inc.                               12,809      144,742       0.1%
#           Frontier Communications Corp.                                            15,962      132,484       0.0%
*           Hawaiian Telcom Holdco, Inc.                                                670       18,251       0.0%
#*          Iridium Communications, Inc.                                             10,366      123,355       0.0%
            Spok Holdings, Inc.                                                       6,453       96,150       0.0%
            Telephone & Data Systems, Inc.                                           23,909      653,433       0.2%
*           United States Cellular Corp.                                              6,363      251,784       0.1%
                                                                                            ------------      ----
Total Telecommunication Services                                                               1,624,514       0.5%
                                                                                            ------------      ----
Utilities -- (0.4%)
            Consolidated Water Co., Ltd.                                              2,550       36,083       0.0%
            Ormat Technologies, Inc.                                                  9,366      542,291       0.2%
*           Vistra Energy Corp.                                                      34,375      785,469       0.2%
                                                                                            ------------      ----
Total Utilities                                                                                1,363,843       0.4%
                                                                                            ------------      ----
TOTAL COMMON STOCKS                                                                          341,418,250      99.7%
                                                                                            ------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value Rights                              11,816        1,181       0.0%
                                                                                            ------------      ----
TOTAL INVESTMENT SECURITIES                                                                  341,419,431
                                                                                            ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
            State Street Institutional U.S. Government Money Market Fund, 1.630%  2,139,560    2,139,560       0.6%
                                                                                            ------------      ----

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                  --------- ------------ ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@ DFA Short Term Investment Fund                               2,135,273 $ 24,705,109        7.2%
                                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $326,632,421)                           $368,264,100      107.5%
                                                                            ============      =====

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                  LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary       $ 50,894,217          --   --    $ 50,894,217
   Consumer Staples                9,819,158          --   --       9,819,158
   Energy                         35,677,886          --   --      35,677,886
   Financials                     94,331,399 $     6,660   --      94,338,059
   Health Care                    19,008,763          --   --      19,008,763
   Industrials                    69,505,643          --   --      69,505,643
   Information Technology         35,547,519          --   --      35,547,519
   Materials                      21,374,662          --   --      21,374,662
   Real Estate                     2,263,986          --   --       2,263,986
   Telecommunication Services      1,624,514          --   --       1,624,514
   Utilities                       1,363,843          --   --       1,363,843
Rights/Warrants                           --       1,181   --           1,181
Temporary Cash Investments         2,139,560          --   --       2,139,560
Securities Lending Collateral             --  24,705,109   --      24,705,109
                                ------------ -----------   --    ------------
TOTAL                           $343,551,150 $24,712,950   --    $368,264,100
                                ============ ===========   ==    ============

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                     SHARES    VALUE+   OF NET ASSETS**
                                                     ------- ---------- ---------------
COMMON STOCKS -- (98.6%)
Consumer Discretionary -- (12.1%)
#   Adient P.L.C.                                      8,814 $  540,210       0.1%
    Advance Auto Parts, Inc.                           3,826    437,886       0.1%
#   Autoliv, Inc.                                      6,304    845,051       0.2%
#*  AutoNation, Inc.                                   6,469    298,803       0.1%
    BorgWarner, Inc.                                  13,970    683,692       0.2%
    Carnival Corp.                                    21,046  1,327,161       0.3%
*   Charter Communications, Inc. Class A              13,352  3,622,264       0.8%
    Comcast Corp. Class A                            278,484  8,741,613       2.0%
#*  Discovery, Inc. Class A                           10,785    255,065       0.1%
*   Discovery, Inc. Class C                           17,205    382,295       0.1%
*   Dollar Tree, Inc.                                  4,147    397,656       0.1%
    DR Horton, Inc.                                   48,204  2,127,724       0.5%
    Foot Locker, Inc.                                  3,191    137,468       0.0%
    Ford Motor Co.                                   247,010  2,776,392       0.6%
#   Garmin, Ltd.                                      12,206    716,126       0.2%
    General Motors Co.                                89,460  3,286,760       0.8%
    Gentex Corp.                                      27,109    616,459       0.1%
    Goodyear Tire & Rubber Co. (The)                  25,015    628,127       0.1%
    Hyatt Hotels Corp. Class A                         2,188    168,191       0.0%
    International Game Technology P.L.C.               4,059    114,748       0.0%
    Kohl's Corp.                                      22,310  1,385,897       0.3%
    Lear Corp.                                         4,960    927,371       0.2%
    Lennar Corp. Class A                              20,182  1,067,426       0.3%
    Lennar Corp. Class B                                 607     25,913       0.0%
*   Liberty Broadband Corp. Class A                      600     42,288       0.0%
*   Liberty Broadband Corp. Class C                    3,821    270,871       0.1%
#*  Liberty Media Corp.-Liberty Braves Class A           214      4,702       0.0%
*   Liberty Media Corp.-Liberty Braves Class C           690     15,208       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A      535     15,039       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C    1,727     50,981       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A       2,140     89,388       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C       6,909    287,829       0.1%
#   Lions Gate Entertainment Corp. Class A               394      9,807       0.0%
    Lions Gate Entertainment Corp. Class B             1,791     41,229       0.0%
*   LKQ Corp.                                         22,046    683,867       0.2%
#   Macy's, Inc.                                      34,196  1,062,470       0.2%
*   Madison Square Garden Co. (The) Class A              622    151,158       0.0%
    MGM Resorts International                         32,476  1,020,396       0.2%
*   Mohawk Industries, Inc.                            9,865  2,070,466       0.5%
    Newell Brands, Inc.                               10,577    292,242       0.1%
    News Corp. Class A                                10,744    171,689       0.0%
    News Corp. Class B                                 6,265    101,806       0.0%
*   Norwegian Cruise Line Holdings, Ltd.              26,812  1,433,638       0.3%
    PulteGroup, Inc.                                  39,397  1,196,093       0.3%
    PVH Corp.                                          7,458  1,190,819       0.3%
*   Qurate Retail Group, Inc. QVC Group Class A       46,141  1,080,161       0.3%
    Ralph Lauren Corp.                                 5,787    635,702       0.2%
    Royal Caribbean Cruises, Ltd.                     17,135  1,853,836       0.4%
*   Skechers U.S.A., Inc. Class A                      6,706    191,121       0.0%
    Target Corp.                                      16,562  1,202,401       0.3%
    Time Warner, Inc.                                 47,918  4,542,626       1.0%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Toll Brothers, Inc.                              5,980 $   252,117       0.1%
    Viacom, Inc. Class B                            23,789     717,476       0.2%
    Whirlpool Corp.                                  7,935   1,229,528       0.3%
                                                           -----------      ----
Total Consumer Discretionary                                53,417,252      12.3%
                                                           -----------      ----
Consumer Staples -- (4.9%)
    Archer-Daniels-Midland Co.                      20,188     916,131       0.2%
    Bunge, Ltd.                                     10,949     790,846       0.2%
    Coty, Inc. Class A                              11,459     198,814       0.0%
    Ingredion, Inc.                                  1,763     213,482       0.0%
    JM Smucker Co. (The)                            13,623   1,554,112       0.4%
    Kraft Heinz Co. (The)                           13,469     759,382       0.2%
    Molson Coors Brewing Co. Class B                23,693   1,687,889       0.4%
    Mondelez International, Inc. Class A            57,994   2,290,763       0.5%
    Pinnacle Foods, Inc.                             6,537     394,835       0.1%
#*  Post Holdings, Inc.                              5,980     475,829       0.1%
    Seaboard Corp.                                      12      48,085       0.0%
    Tyson Foods, Inc. Class A                       23,525   1,649,102       0.4%
*   US Foods Holding Corp.                          20,060     685,651       0.2%
    Walgreens Boots Alliance, Inc.                  47,208   3,136,971       0.7%
    Walmart, Inc.                                   76,563   6,772,763       1.6%
                                                           -----------      ----
Total Consumer Staples                                      21,574,655       5.0%
                                                           -----------      ----
Energy -- (14.2%)
    Anadarko Petroleum Corp.                        17,151   1,154,605       0.3%
    Andeavor                                        20,289   2,806,374       0.6%
#*  Antero Resources Corp.                           6,032     114,608       0.0%
#   Apache Corp.                                    36,776   1,505,977       0.4%
    Baker Hughes a GE Co.                           14,996     541,506       0.1%
#*  Centennial Resource Development, Inc. Class A    2,900      53,650       0.0%
    Chevron Corp.                                   91,524  11,450,568       2.6%
#*  Concho Resources, Inc.                          10,270   1,614,547       0.4%
    ConocoPhillips                                  40,265   2,637,357       0.6%
    Devon Energy Corp.                              41,038   1,490,911       0.3%
#*  Diamondback Energy, Inc.                         4,682     601,403       0.1%
    Exxon Mobil Corp.                              207,228  16,111,977       3.7%
    Helmerich & Payne, Inc.                          6,825     474,679       0.1%
    Hess Corp.                                      10,966     624,952       0.1%
    HollyFrontier Corp.                             14,206     862,162       0.2%
    Kinder Morgan, Inc.                            128,290   2,029,548       0.5%
    Marathon Oil Corp.                              57,818   1,055,178       0.2%
    Marathon Petroleum Corp.                        31,835   2,384,760       0.6%
    Murphy Oil Corp.                                12,537     377,489       0.1%
    National Oilwell Varco, Inc.                    19,350     748,265       0.2%
    Noble Energy, Inc.                              26,945     911,549       0.2%
    Occidental Petroleum Corp.                      46,152   3,565,704       0.8%
    Phillips 66                                     13,452   1,497,342       0.3%
    Pioneer Natural Resources Co.                    1,500     302,325       0.1%
*   RSP Permian, Inc.                                1,400      69,454       0.0%
    Schlumberger, Ltd.                              29,353   2,012,442       0.5%
    Targa Resources Corp.                           14,051     659,975       0.2%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Energy -- (Continued)
    TechnipFMC P.L.C.                               22,952 $   756,498       0.2%
    Valero Energy Corp.                             31,170   3,457,688       0.8%
    Williams Cos., Inc. (The)                       31,899     820,761       0.2%
                                                           -----------      ----
Total Energy                                                62,694,254      14.4%
                                                           -----------      ----
Financials -- (24.0%)
    Aflac, Inc.                                     48,922   2,229,376       0.5%
    Alleghany Corp.                                    521     299,403       0.1%
    Allstate Corp. (The)                            18,801   1,839,114       0.4%
    Ally Financial, Inc.                            51,633   1,347,621       0.3%
    American Financial Group, Inc.                   5,612     635,391       0.1%
    American International Group, Inc.              26,466   1,482,096       0.3%
*   Arch Capital Group, Ltd.                         3,917     313,869       0.1%
    Assurant, Inc.                                   3,963     367,846       0.1%
*   Athene Holding, Ltd. Class A                     3,171     155,379       0.0%
    Axis Capital Holdings, Ltd.                      1,673      98,205       0.0%
    Bank of America Corp.                          322,497   9,649,110       2.2%
    Bank of New York Mellon Corp. (The)             68,240   3,719,762       0.9%
    Bank of the Ozarks, Inc.                         1,850      86,580       0.0%
    BB&T Corp.                                      32,269   1,703,803       0.4%
*   Berkshire Hathaway, Inc. Class B                15,515   3,005,721       0.7%
*   Brighthouse Financial, Inc.                      2,289     116,235       0.0%
    Capital One Financial Corp.                     28,394   2,573,064       0.6%
    Chubb, Ltd.                                      8,870   1,203,393       0.3%
    Cincinnati Financial Corp.                       2,242     157,702       0.0%
    CIT Group, Inc.                                  8,140     431,013       0.1%
    Citigroup, Inc.                                 83,695   5,713,858       1.3%
    Citizens Financial Group, Inc.                  14,080     584,179       0.1%
    CNA Financial Corp.                              3,404     171,766       0.0%
    Comerica, Inc.                                   2,719     257,163       0.1%
    Everest Re Group, Ltd.                           2,530     588,655       0.1%
    Fifth Third Bancorp                             58,842   1,951,789       0.5%
    First American Financial Corp.                   2,900     148,219       0.0%
    Franklin Resources, Inc.                         4,543     152,827       0.0%
    Goldman Sachs Group, Inc. (The)                 17,747   4,229,643       1.0%
    Hartford Financial Services Group, Inc. (The)   24,161   1,300,828       0.3%
    Huntington Bancshares, Inc.                     85,508   1,274,924       0.3%
    Invesco, Ltd.                                   12,680     367,340       0.1%
    Janus Henderson Group P.L.C.                     3,700     116,883       0.0%
    JPMorgan Chase & Co.                           148,669  16,172,214       3.7%
    KeyCorp                                         39,427     785,386       0.2%
    Leucadia National Corp.                          6,961     167,342       0.0%
    Lincoln National Corp.                          11,260     795,406       0.2%
    Loews Corp.                                     17,112     897,696       0.2%
    M&T Bank Corp.                                   2,517     458,774       0.1%
    MetLife, Inc.                                   25,180   1,200,331       0.3%
    Morgan Stanley                                  85,157   4,395,804       1.0%
#   New York Community Bancorp, Inc.                21,486     255,254       0.1%
    Old Republic International Corp.                13,666     278,786       0.1%
    PacWest Bancorp                                  6,151     315,177       0.1%
    People's United Financial, Inc.                  8,409     153,801       0.0%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
Financials -- (Continued)
    Pinnacle Financial Partners, Inc.           1,634 $    104,658       0.0%
    PNC Financial Services Group, Inc. (The)   19,399    2,824,688       0.7%
    Principal Financial Group, Inc.            25,214    1,493,173       0.3%
    Prosperity Bancshares, Inc.                 2,167      155,526       0.0%
    Prudential Financial, Inc.                 13,537    1,439,254       0.3%
    Regions Financial Corp.                    83,423    1,560,010       0.4%
    Reinsurance Group of America, Inc.          5,078      758,653       0.2%
    RenaissanceRe Holdings, Ltd.                2,550      346,902       0.1%
    Santander Consumer USA Holdings, Inc.      14,288      263,614       0.1%
    State Street Corp.                          4,839      482,835       0.1%
    Sterling Bancorp                            2,500       59,375       0.0%
    SunTrust Banks, Inc.                       20,607    1,376,548       0.3%
    Travelers Cos., Inc. (The)                 17,527    2,306,553       0.5%
    Unum Group                                 18,168      878,968       0.2%
    Voya Financial, Inc.                        6,430      336,610       0.1%
    Wells Fargo & Co.                         290,788   15,109,344       3.5%
#   WR Berkley Corp.                            6,796      506,710       0.1%
    XL Group, Ltd.                             13,379      743,739       0.2%
    Zions Bancorporation                       13,630      746,242       0.2%
                                                      ------------      ----
Total Financials                                       105,642,130      24.2%
                                                      ------------      ----
Health Care -- (13.6%)
    Abbott Laboratories                        57,952    3,368,750       0.8%
    Aetna, Inc.                                21,525    3,854,051       0.9%
    Allergan P.L.C.                             6,955    1,068,636       0.2%
    Anthem, Inc.                               17,967    4,240,032       1.0%
*   Bio-Rad Laboratories, Inc. Class A            401      101,738       0.0%
    Cardinal Health, Inc.                       2,360      151,441       0.0%
*   Centene Corp.                              21,714    2,357,706       0.5%
    Cigna Corp.                                 6,975    1,198,445       0.3%
    CVS Health Corp.                           71,350    4,982,371       1.1%
    Danaher Corp.                              27,952    2,804,145       0.6%
*   DaVita, Inc.                               16,622    1,043,695       0.2%
    DENTSPLY SIRONA, Inc.                       5,350      269,319       0.1%
*   Express Scripts Holding Co.                37,088    2,807,562       0.6%
    Humana, Inc.                                8,868    2,608,788       0.6%
*   IQVIA Holdings, Inc.                       10,845    1,038,517       0.2%
*   Laboratory Corp. of America Holdings       12,937    2,208,993       0.5%
    McKesson Corp.                             10,191    1,591,936       0.4%
*   MEDNAX, Inc.                                6,258      287,305       0.1%
    Medtronic P.L.C.                           65,131    5,218,947       1.2%
*   Mylan NV                                   32,646    1,265,359       0.3%
    Perrigo Co. P.L.C.                          8,650      675,911       0.2%
    Pfizer, Inc.                              287,669   10,531,562       2.4%
    Quest Diagnostics, Inc.                    15,230    1,541,276       0.4%
    STERIS P.L.C.                               3,174      300,006       0.1%
    Thermo Fisher Scientific, Inc.             11,061    2,326,681       0.5%
*   United Therapeutics Corp.                   3,563      392,322       0.1%
    Universal Health Services, Inc. Class B     7,840      895,328       0.2%
    Zimmer Biomet Holdings, Inc.                6,119      704,725       0.2%
                                                      ------------      ----
Total Health Care                                       59,835,547      13.7%
                                                      ------------      ----

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE+    OF NET ASSETS**
                                                ------ ----------- ---------------
Industrials -- (7.8%)
*   AECOM                                        9,375 $   322,875       0.1%
    AGCO Corp.                                   8,813     552,399       0.1%
    Alaska Air Group, Inc.                         915      59,411       0.0%
    AMERCO                                       1,048     353,721       0.1%
    Arconic, Inc.                               31,892     567,997       0.1%
    Carlisle Cos., Inc.                          6,001     646,488       0.1%
    Copa Holdings SA Class A                     2,800     328,076       0.1%
    Cummins, Inc.                                1,986     317,482       0.1%
    Delta Air Lines, Inc.                       45,864   2,395,018       0.5%
    Dover Corp.                                 10,840   1,004,868       0.2%
    Eaton Corp. P.L.C.                          28,728   2,155,462       0.5%
    FedEx Corp.                                  2,959     731,465       0.2%
    Fluor Corp.                                 15,095     889,850       0.2%
    General Electric Co.                        10,292     144,808       0.0%
    Ingersoll-Rand P.L.C.                       10,717     899,049       0.2%
    Jacobs Engineering Group, Inc.               6,798     394,896       0.1%
*   JetBlue Airways Corp.                       35,732     685,697       0.2%
    Johnson Controls International P.L.C.       32,676   1,106,736       0.3%
    Kansas City Southern                        10,973   1,170,051       0.3%
#   Knight-Swift Transportation Holdings, Inc.   4,400     171,644       0.0%
    L3 Technologies, Inc.                        6,130   1,200,744       0.3%
    ManpowerGroup, Inc.                          7,464     714,454       0.2%
    Nielsen Holdings P.L.C.                     25,763     810,246       0.2%
    Norfolk Southern Corp.                      17,791   2,552,475       0.6%
    Orbital ATK, Inc.                            1,037     137,278       0.0%
    Oshkosh Corp.                                7,131     514,573       0.1%
    Owens Corning                               13,548     887,259       0.2%
    PACCAR, Inc.                                 8,543     543,933       0.1%
    Pentair P.L.C.                              20,773   1,397,607       0.3%
*   Quanta Services, Inc.                       13,088     425,360       0.1%
    Republic Services, Inc.                     28,633   1,851,983       0.4%
#   Snap-on, Inc.                                2,063     299,651       0.1%
    Spirit Aerosystems Holdings, Inc. Class A      341      27,406       0.0%
    Stanley Black & Decker, Inc.                14,134   2,001,233       0.5%
*   Stericycle, Inc.                             2,878     168,967       0.0%
*   Teledyne Technologies, Inc.                    412      77,081       0.0%
    Textron, Inc.                               32,300   2,007,122       0.5%
    Trinity Industries, Inc.                     4,728     150,681       0.0%
*   United Continental Holdings, Inc.           27,704   1,871,128       0.4%
*   USG Corp.                                    5,422     218,127       0.1%
#   Wabtec Corp.                                 3,539     314,299       0.1%
#*  XPO Logistics, Inc.                         12,863   1,249,769       0.3%
                                                       -----------       ---
Total Industrials                                       34,319,369       7.9%
                                                       -----------       ---
Information Technology -- (13.6%)
*   Akamai Technologies, Inc.                    1,808     129,543       0.0%
    Amdocs, Ltd.                                 9,066     609,688       0.1%
    Analog Devices, Inc.                         2,494     217,851       0.1%
*   ARRIS International P.L.C.                  11,357     306,639       0.1%
*   Arrow Electronics, Inc.                      9,344     698,371       0.2%
    Avnet, Inc.                                  7,787     305,484       0.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE+    OF NET ASSETS**
                                                  ------- ----------- ---------------
Information Technology -- (Continued)
    CA, Inc.                                       46,338 $ 1,612,562       0.4%
    Cisco Systems, Inc.                           267,809  11,861,261       2.7%
    Corning, Inc.                                  55,013   1,486,451       0.3%
*   Dell Technologies, Inc. Class V                 6,610     474,400       0.1%
    Dolby Laboratories, Inc. Class A                  858      51,326       0.0%
    DXC Technology Co.                             11,068   1,140,668       0.3%
*   EchoStar Corp. Class A                          2,788     146,481       0.0%
    Fidelity National Information Services, Inc.   20,027   1,901,964       0.4%
*   First Solar, Inc.                               2,021     143,309       0.0%
*   Flex, Ltd.                                     27,933     363,129       0.1%
    FLIR Systems, Inc.                              3,183     170,450       0.0%
    Hewlett Packard Enterprise Co.                106,724   1,819,644       0.4%
    HP, Inc.                                      106,724   2,293,499       0.5%
    Intel Corp.                                   347,350  17,930,207       4.1%
    Jabil, Inc.                                    15,856     421,770       0.1%
    Juniper Networks, Inc.                         44,380   1,091,304       0.3%
    Lam Research Corp.                              4,526     837,582       0.2%
    Leidos Holdings, Inc.                          16,325   1,048,555       0.2%
    LogMeIn, Inc.                                     896      98,739       0.0%
    Marvell Technology Group, Ltd.                 13,633     273,478       0.1%
*   Micron Technology, Inc.                        76,193   3,503,354       0.8%
*   Microsemi Corp.                                 3,296     213,218       0.1%
*   Nuance Communications, Inc.                     1,257      18,503       0.0%
*   ON Semiconductor Corp.                          6,872     151,734       0.0%
*   Qorvo, Inc.                                     6,300     424,620       0.1%
    QUALCOMM, Inc.                                 71,958   3,670,578       0.9%
    SS&C Technologies Holdings, Inc.                2,313     114,840       0.0%
    SYNNEX Corp.                                    3,100     310,527       0.1%
*   Synopsys, Inc.                                    651      55,667       0.0%
    TE Connectivity, Ltd.                          12,283   1,126,965       0.3%
    Western Digital Corp.                          17,977   1,416,408       0.3%
*   Worldpay, Inc. Class A                          5,300     430,466       0.1%
    Xerox Corp.                                    28,577     898,747       0.2%
                                                          -----------      ----
Total Information Technology                               59,769,982      13.7%
                                                          -----------      ----
Materials -- (4.1%)
    Albemarle Corp.                                 6,808     660,104       0.2%
*   Alcoa Corp.                                    14,163     725,146       0.2%
    Ashland Global Holdings, Inc.                   5,833     386,028       0.1%
    CF Industries Holdings, Inc.                   24,955     968,254       0.2%
    DowDuPont, Inc.                                44,769   2,831,192       0.7%
    Eastman Chemical Co.                           17,089   1,744,445       0.4%
    Freeport-McMoRan, Inc.                         72,899   1,108,794       0.3%
    Huntsman Corp.                                  6,064     180,525       0.0%
    Martin Marietta Materials, Inc.                 2,381     463,747       0.1%
    Mosaic Co. (The)                               21,306     574,197       0.1%
    Newmont Mining Corp.                           25,293     993,762       0.2%
    Nucor Corp.                                    39,241   2,418,030       0.6%
    Olin Corp.                                     16,317     492,610       0.1%
    Reliance Steel & Aluminum Co.                   6,882     605,065       0.1%
    Royal Gold, Inc.                                2,190     194,472       0.0%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                            SHARES     VALUE+    OF NET ASSETS**
                                                                            ------- ------------ ---------------
Materials -- (Continued)
      Steel Dynamics, Inc.                                                   26,519 $  1,188,316        0.3%
      United States Steel Corp.                                              15,713      531,571        0.1%
      Valvoline, Inc.                                                        16,013      324,744        0.1%
      Vulcan Materials Co.                                                    3,021      337,416        0.1%
      Westlake Chemical Corp.                                                 5,052      540,412        0.1%
      WestRock Co.                                                           17,163    1,015,363        0.2%
                                                                                    ------------      -----
Total Materials                                                                       18,284,193        4.2%
                                                                                    ------------      -----
Real Estate -- (0.2%)
*     Howard Hughes Corp. (The)                                                 145       19,618        0.0%
      Jones Lang LaSalle, Inc.                                                4,258      721,774        0.2%
                                                                                    ------------      -----
Total Real Estate                                                                        741,392        0.2%
                                                                                    ------------      -----
Telecommunication Services -- (4.0%)
      AT&T, Inc.                                                            451,571   14,766,372        3.4%
      CenturyLink, Inc.                                                      78,232    1,453,550        0.3%
#*    Sprint Corp.                                                           33,154      185,994        0.1%
*     T-Mobile US, Inc.                                                      16,821    1,017,839        0.2%
                                                                                    ------------      -----
Total Telecommunication Services                                                      17,423,755        4.0%
                                                                                    ------------      -----
Utilities -- (0.1%)
      NRG Energy, Inc.                                                       17,305      536,455        0.1%
*     Vistra Energy Corp.                                                     3,641       83,197        0.0%
                                                                                    ------------      -----
Total Utilities                                                                          619,652        0.1%
                                                                                    ------------      -----
TOTAL COMMON STOCKS                                                                  434,322,181       99.7%
                                                                                    ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund, 1.630%  948,406      948,406        0.2%
                                                                                    ------------      -----
SECURITIES LENDING COLLATERAL -- (1.2%)
(S)@  DFA Short Term Investment Fund                                        449,967    5,206,122        1.2%
                                                                                    ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $337,995,704)                                   $440,476,709      101.1%
                                                                                    ============      =====

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                  LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                ------------ ---------- ------- ------------
Common Stocks
   Consumer Discretionary       $ 53,417,252         --   --    $ 53,417,252
   Consumer Staples               21,574,655         --   --      21,574,655
   Energy                         62,694,254         --   --      62,694,254
   Financials                    105,642,130         --   --     105,642,130
   Health Care                    59,835,547         --   --      59,835,547
   Industrials                    34,319,369         --   --      34,319,369
   Information Technology         59,769,982         --   --      59,769,982
   Materials                      18,284,193         --   --      18,284,193
   Real Estate                       741,392         --   --         741,392
   Telecommunication Services     17,423,755         --   --      17,423,755
   Utilities                         619,652         --   --         619,652
Temporary Cash Investments           948,406         --   --         948,406
Securities Lending Collateral             -- $5,206,122   --       5,206,122
                                ------------ ----------   --    ------------
TOTAL                           $435,270,587 $5,206,122   --    $440,476,709
                                ============ ==========   ==    ============

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                 ------- ----------- ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.8%)
    Aurizon Holdings, Ltd.                        50,078 $   168,525       0.1%
#   Australia & New Zealand Banking Group, Ltd.  177,416   3,566,449       1.2%
#   Bank of Queensland, Ltd.                      28,614     215,586       0.1%
    Bendigo & Adelaide Bank, Ltd.                 26,929     214,333       0.1%
    BHP Billiton, Ltd.                            80,331   1,874,062       0.6%
    BlueScope Steel, Ltd.                         59,149     726,908       0.2%
    Boral, Ltd.                                   62,870     323,547       0.1%
    Crown Resorts, Ltd.                            8,789      85,305       0.0%
    Downer EDI, Ltd.                              33,564     172,746       0.1%
    Fortescue Metals Group, Ltd.                 186,364     632,308       0.2%
#   Harvey Norman Holdings, Ltd.                  57,544     151,685       0.1%
    Incitec Pivot, Ltd.                          121,669     346,236       0.1%
    LendLease Group                               58,242     781,105       0.3%
    National Australia Bank, Ltd.                  6,637     144,282       0.1%
    Newcrest Mining, Ltd.                         36,411     577,112       0.2%
    Oil Search, Ltd.                              25,553     150,330       0.1%
*   Origin Energy, Ltd.                           66,285     483,932       0.2%
    QBE Insurance Group, Ltd.                     54,385     406,179       0.1%
*   Santos, Ltd.                                  88,053     405,555       0.1%
    South32, Ltd.                                423,270   1,174,583       0.4%
    South32, Ltd. ADR                                480       6,667       0.0%
    Star Entertainment Grp, Ltd. (The)            68,502     271,081       0.1%
    Suncorp Group, Ltd.                           37,831     397,895       0.1%
    Tabcorp Holdings, Ltd.                        23,126      75,933       0.0%
    Whitehaven Coal, Ltd.                         52,451     180,865       0.1%
    Woodside Petroleum, Ltd.                      65,933   1,597,787       0.5%
                                                         -----------       ---
TOTAL AUSTRALIA                                           15,130,996       5.2%
                                                         -----------       ---
AUSTRIA -- (0.1%)
*   Raiffeisen Bank International AG               7,277     245,643       0.1%
    Verbund AG                                     1,266      39,207       0.0%
                                                         -----------       ---
TOTAL AUSTRIA                                                284,850       0.1%
                                                         -----------       ---
BELGIUM -- (1.1%)
    Ageas                                         12,339     660,033       0.2%
    KBC Group NV                                  13,499   1,173,603       0.4%
    Solvay SA                                      6,973     969,737       0.4%
#   UCB SA                                         7,866     592,421       0.2%
                                                         -----------       ---
TOTAL BELGIUM                                              3,395,794       1.2%
                                                         -----------       ---
CANADA -- (7.9%)
    ARC Resources, Ltd.                           17,957     200,276       0.1%
    Bank of Montreal                              40,421   3,069,167       1.1%
    Barrick Gold Corp.(2024677)                   30,641     412,734       0.1%
    Barrick Gold Corp.(2024644)                   16,756     225,510       0.1%
    Cameco Corp.                                  21,467     226,048       0.1%
    Canadian Natural Resources, Ltd.              60,646   2,188,108       0.7%
#   Cenovus Energy, Inc.                          36,533     366,426       0.1%
    Crescent Point Energy Corp.(B67C8W8)          22,411     196,366       0.1%
    Crescent Point Energy Corp.(B67C970)          15,573     136,575       0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                              ------- ----------- ---------------
CANADA -- (Continued)
    Empire Co., Ltd. Class A                                   12,066 $   233,341       0.1%
#   Enbridge Income Fund Holdings, Inc.                         6,500     139,016       0.0%
    Encana Corp.(2793182)                                      53,381     666,195       0.2%
    Encana Corp.(2793193)                                      24,706     307,683       0.1%
    Fairfax Financial Holdings, Ltd.                            1,627     900,752       0.3%
    First Quantum Minerals, Ltd.                               28,330     408,197       0.1%
#   Genworth MI Canada, Inc.                                    2,700      87,270       0.0%
#   Goldcorp, Inc.(2676636)                                    36,283     482,201       0.2%
    Goldcorp, Inc.(2676302)                                     4,000      53,086       0.0%
    Husky Energy, Inc.                                         35,261     493,236       0.2%
*   IAMGOLD Corp.                                              29,312     160,263       0.1%
#   Imperial Oil, Ltd.                                          6,971     217,007       0.1%
    Industrial Alliance Insurance & Financial Services, Inc.    9,774     410,539       0.1%
*   Kinross Gold Corp.                                        117,484     454,765       0.2%
    Linamar Corp.                                               5,720     320,537       0.1%
    Lundin Mining Corp.                                        68,620     454,278       0.2%
#   Magna International, Inc.                                  14,837     875,383       0.3%
    Manulife Financial Corp.(2492520)                          71,784   1,354,564       0.5%
    Manulife Financial Corp.(2492519)                          12,426     234,497       0.1%
    Nutrien, Ltd.(BDH3SB9)                                     18,755     853,897       0.3%
    Nutrien, Ltd.(BDRJLN0)                                      3,400     154,780       0.1%
*   Seven Generations Energy, Ltd. Class A                     10,303     147,008       0.1%
    Sun Life Financial, Inc.(2566124)                           6,610     272,853       0.1%
    Sun Life Financial, Inc.(2568283)                          22,212     916,911       0.3%
    Suncor Energy, Inc.(B3NB0P5)                               49,861   1,906,186       0.7%
    Suncor Energy, Inc.(B3NB1P2)                               57,131   2,184,766       0.7%
    Teck Resources, Ltd. Class B(2124533)                      37,769     949,135       0.3%
    Teck Resources, Ltd. Class B(2879327)                      14,790     371,262       0.1%
    TMX Group, Ltd.                                             1,800     108,565       0.0%
    Tourmaline Oil Corp.                                       17,573     330,533       0.1%
*   Turquoise Hill Resources, Ltd.                             38,520     114,004       0.0%
*   Valeant Pharmaceuticals International, Inc.                39,511     713,964       0.2%
    Wheaton Precious Metals Corp.                               3,929      81,684       0.0%
#   Whitecap Resources, Inc.                                   22,800     165,147       0.1%
    WSP Global, Inc.                                            2,853     141,256       0.1%
    Yamana Gold, Inc.                                          27,000      77,596       0.0%
                                                                      -----------       ---
TOTAL CANADA                                                           24,763,567       8.5%
                                                                      -----------       ---
DENMARK -- (1.2%)
    AP Moller - Maersk A.S. Class A                               139     212,157       0.1%
    AP Moller - Maersk A.S. Class B                               182     291,563       0.1%
    Carlsberg A.S. Class B                                      5,756     643,703       0.2%
    Danske Bank A.S.                                           16,492     573,957       0.2%
    DSV A.S.                                                   11,168     884,458       0.3%
    H Lundbeck A.S.                                             5,000     289,658       0.1%
    ISS A.S.                                                   12,670     441,855       0.2%
    Rockwool International A.S. Class B                           150      45,223       0.0%
    Vestas Wind Systems A.S.                                    5,706     369,131       0.1%
#*  William Demant Holding A.S.                                 3,090     120,423       0.0%
                                                                      -----------       ---
TOTAL DENMARK                                                           3,872,128       1.3%
                                                                      -----------       ---

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                      ------- ----------- ---------------
FINLAND -- (0.9%)
     Fortum Oyj                                        21,195 $   487,544       0.2%
     Nokia Oyj                                        148,857     893,174       0.3%
     Stora Enso Oyj Class R                            26,033     513,490       0.2%
     UPM-Kymmene Oyj                                   28,024     999,941       0.3%
                                                              -----------      ----
TOTAL FINLAND                                                   2,894,149       1.0%
                                                              -----------      ----
FRANCE -- (9.6%)
#    AXA SA                                            58,603   1,675,966       0.6%
     BNP Paribas SA                                    55,790   4,306,947       1.5%
     Bollore SA(4572709)                               22,310     110,883       0.0%
*    Bollore SA(BF99RQ7)                                   99         486       0.0%
#    Bouygues SA                                       12,097     617,009       0.2%
     Carrefour SA                                      12,811     262,848       0.1%
     Cie de Saint-Gobain                               18,047     944,237       0.3%
     Cie Generale des Etablissements Michelin SCA         813     114,326       0.0%
     CNP Assurances                                    13,888     355,724       0.1%
     Credit Agricole SA                                26,596     437,966       0.2%
#    Electricite de France SA                          53,134     745,667       0.3%
     Engie SA                                         132,481   2,323,912       0.8%
     Natixis SA                                        37,300     306,343       0.1%
     Orange SA                                        146,823   2,669,186       0.9%
#    Peugeot SA                                        69,936   1,722,074       0.6%
     Renault SA                                        22,289   2,415,715       0.8%
#    SCOR SE                                            6,163     249,929       0.1%
     Societe Generale SA                               28,562   1,563,162       0.5%
     STMicroelectronics NV                              1,226      26,770       0.0%
     Total SA                                         146,294   9,194,825       3.2%
                                                              -----------      ----
TOTAL FRANCE                                                   30,043,975      10.3%
                                                              -----------      ----
GERMANY -- (6.5%)
     Allianz SE                                           776     183,542       0.1%
     Allianz SE Sponsored ADR                          30,661     725,439       0.2%
     Bayerische Motoren Werke AG                       25,906   2,880,278       1.0%
*    Commerzbank AG                                    75,025     966,594       0.3%
     Daimler AG                                        74,152   5,829,686       2.0%
     Deutsche Bank AG(5750355)                         16,858     230,471       0.1%
     Deutsche Bank AG(D18190898)                       47,848     653,604       0.2%
     Deutsche Lufthansa AG                             31,541     916,746       0.3%
     Evonik Industries AG                               9,519     338,212       0.1%
     Fraport AG Frankfurt Airport Services Worldwide    3,242     313,746       0.1%
*##  Hapag-Lloyd AG                                       739      31,635       0.0%
     HeidelbergCement AG                               12,623   1,234,366       0.4%
##   Innogy SE                                         13,841     608,176       0.2%
*    Linde AG                                           4,169     923,580       0.3%
     METRO AG                                          20,183     291,989       0.1%
     Muenchener Rueckversicherungs-Gesellschaft AG      5,389   1,233,338       0.4%
     RWE AG                                            65,589   1,567,690       0.5%
*    Talanx AG                                          3,757     169,272       0.1%
     Telefonica Deutschland Holding AG                 41,093     196,117       0.1%
     Uniper SE                                         16,317     504,508       0.2%
     Volkswagen AG                                      2,568     522,843       0.2%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                        --------- ----------- ---------------
GERMANY -- (Continued)
    Wacker Chemie AG                                          847 $   152,208       0.1%
                                                                  -----------       ---
TOTAL GERMANY                                                      20,474,040       7.0%
                                                                  -----------       ---
HONG KONG -- (2.6%)
##  BOC Aviation, Ltd.                                     11,700      68,408       0.0%
    Cathay Pacific Airways, Ltd.                          116,000     186,249       0.1%
    CK Asset Holdings, Ltd.                                33,500     289,204       0.1%
    CK Hutchison Holdings, Ltd.                           164,012   1,939,418       0.6%
    Great Eagle Holdings, Ltd.                              4,000      20,205       0.0%
    Guoco Group, Ltd.                                       7,000      92,910       0.0%
    Hang Lung Group, Ltd.                                  77,000     232,579       0.1%
    Hang Lung Properties, Ltd.                             88,000     208,259       0.1%
    Henderson Land Development Co., Ltd.                   35,500     225,090       0.1%
    Kerry Properties, Ltd.                                 57,000     272,490       0.1%
    Li & Fung, Ltd.                                       390,000     196,140       0.1%
    Melco International Development, Ltd.                  51,000     188,819       0.1%
    MTR Corp., Ltd.                                        70,054     393,617       0.1%
    New World Development Co., Ltd.                       398,586     584,534       0.2%
    NWS Holdings, Ltd.                                    102,889     202,878       0.1%
    Orient Overseas International, Ltd.                     5,500      52,297       0.0%
    PCCW, Ltd.                                             53,000      32,762       0.0%
    Shangri-La Asia, Ltd.                                  52,000     101,198       0.0%
    Sino Land Co., Ltd.                                   131,095     226,293       0.1%
    SJM Holdings, Ltd.                                    155,000     155,252       0.1%
    Sun Hung Kai Properties, Ltd.                          64,362   1,036,513       0.3%
    Swire Pacific, Ltd. Class A                            51,500     508,887       0.1%
    Swire Pacific, Ltd. Class B                            92,500     155,874       0.1%
    Wharf Holdings, Ltd. (The)                             99,635     331,471       0.1%
    Wheelock & Co., Ltd.                                   53,000     393,218       0.1%
    Yue Yuen Industrial Holdings, Ltd.                     60,500     171,455       0.1%
                                                                  -----------       ---
TOTAL HONG KONG                                                     8,266,020       2.8%
                                                                  -----------       ---
IRELAND -- (0.4%)
    AIB Group P.L.C.                                       10,099      60,184       0.0%
    Bank of Ireland Group P.L.C.                           47,395     425,203       0.1%
#   CRH P.L.C. Sponsored ADR                               13,556     479,340       0.2%
    Paddy Power Betfair P.L.C.                              1,614     159,723       0.1%
                                                                  -----------       ---
TOTAL IRELAND                                                       1,124,450       0.4%
                                                                  -----------       ---
ISRAEL -- (0.3%)
    Bank Hapoalim BM                                       51,666     352,849       0.1%
    Bank Leumi Le-Israel BM                                51,608     304,469       0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR     18,686     335,974       0.1%
                                                                  -----------       ---
TOTAL ISRAEL                                                          993,292       0.3%
                                                                  -----------       ---
ITALY -- (1.9%)
    Eni SpA                                                12,744     249,125       0.1%
    Fiat Chrysler Automobiles NV                           48,925   1,087,053       0.4%
    Intesa Sanpaolo SpA                                   208,549     793,311       0.2%
    Mediobanca Banca di Credito Finanziario SpA            21,235     257,315       0.1%
#*  Telecom Italia SpA                                  1,169,019   1,153,245       0.4%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------- ---------- ---------------
ITALY -- (Continued)
*   Telecom Italia SpA Sponsored ADR          18,000 $  180,180       0.1%
    UniCredit SpA                             99,556  2,158,361       0.7%
                                                     ----------       ---
TOTAL ITALY                                           5,878,590       2.0%
                                                     ----------       ---
JAPAN -- (21.4%)
    Aeon Co., Ltd.                            19,400    387,656       0.1%
    Aisin Seiki Co., Ltd.                      4,000    216,700       0.1%
    Alfresa Holdings Corp.                     4,300     94,875       0.0%
    Amada Holdings Co., Ltd.                  14,000    168,060       0.1%
    Aoyama Trading Co., Ltd.                   1,900     73,177       0.0%
    Asahi Glass Co., Ltd.                     19,800    821,723       0.3%
    Asahi Kasei Corp.                          7,900    108,627       0.0%
    Bank of Kyoto, Ltd. (The)                  2,500    150,289       0.1%
    Canon Marketing Japan, Inc.                4,600     99,962       0.0%
    Chiba Bank, Ltd. (The)                    22,000    177,505       0.1%
    Chugoku Bank, Ltd. (The)                   4,700     54,586       0.0%
    Citizen Watch Co., Ltd.                   20,500    152,742       0.1%
    Coca-Cola Bottlers Japan Holdings, Inc.    2,700    116,125       0.0%
    Concordia Financial Group, Ltd.           57,500    334,290       0.1%
    Credit Saison Co., Ltd.                    3,500     62,683       0.0%
    Dai Nippon Printing Co., Ltd.              8,700    187,330       0.1%
    Dai-ichi Life Holdings, Inc.              34,400    682,928       0.2%
    Daicel Corp.                              25,600    295,379       0.1%
    Daido Steel Co., Ltd.                      1,900    102,601       0.0%
    Daiwa Securities Group, Inc.             112,000    687,068       0.2%
#   Dena Co., Ltd.                             5,200     99,110       0.0%
    Denka Co., Ltd.                            5,400    192,247       0.1%
    Denso Corp.                                3,200    168,278       0.1%
    DIC Corp.                                  8,000    271,479       0.1%
    Dowa Holdings Co., Ltd.                    3,300    124,017       0.0%
    Ebara Corp.                                6,100    232,993       0.1%
    Fuji Media Holdings, Inc.                  1,800     29,511       0.0%
    FUJIFILM Holdings Corp.                   18,700    752,041       0.3%
    Fukuoka Financial Group, Inc.             46,000    246,289       0.1%
    Glory, Ltd.                                1,200     41,263       0.0%
    Gunma Bank, Ltd. (The)                    12,000     70,034       0.0%
    H2O Retailing Corp.                        4,100     77,153       0.0%
    Hachijuni Bank, Ltd. (The)                15,000     79,215       0.0%
    Hankyu Hanshin Holdings, Inc.             14,100    554,660       0.2%
    Hiroshima Bank, Ltd. (The)                12,500     95,122       0.0%
    Hitachi Capital Corp.                      4,100    109,558       0.0%
    Hitachi Chemical Co., Ltd.                 6,000    131,603       0.0%
    Hitachi Metals, Ltd.                      18,400    210,282       0.1%
    Hitachi Transport System, Ltd.               900     24,103       0.0%
    Hitachi, Ltd.                            244,000  1,780,848       0.6%
    Honda Motor Co., Ltd.                     98,700  3,393,892       1.2%
    House Foods Group, Inc.                    1,400     49,307       0.0%
    Idemitsu Kosan Co., Ltd.                  13,200    515,670       0.2%
    Iida Group Holdings Co., Ltd.             14,400    280,719       0.1%
    Inpex Corp.                               56,700    724,842       0.3%
    Isetan Mitsukoshi Holdings, Ltd.           8,500     94,564       0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
JAPAN -- (Continued)
    ITOCHU Corp.                               16,000 $  319,975       0.1%
    Iyo Bank, Ltd. (The)                        6,000     47,422       0.0%
    J Front Retailing Co., Ltd.                 8,200    132,857       0.1%
    Japan Post Holdings Co., Ltd.              12,800    155,537       0.1%
    JFE Holdings, Inc.                         47,800    980,968       0.3%
    JSR Corp.                                   6,700    126,215       0.0%
    JTEKT Corp.                                21,800    352,727       0.1%
    JXTG Holdings, Inc.                       181,027  1,180,072       0.4%
    K's Holdings Corp.                          2,800     40,385       0.0%
    Kamigumi Co., Ltd.                          6,400    144,074       0.1%
    Kandenko Co., Ltd.                          4,000     47,372       0.0%
    Kaneka Corp.                               36,000    355,725       0.1%
    Kawasaki Heavy Industries, Ltd.             5,300    177,190       0.1%
#*  Kawasaki Kisen Kaisha, Ltd.                 2,900     67,063       0.0%
    Kinden Corp.                                2,000     34,882       0.0%
    Kobe Steel, Ltd.                           25,400    261,279       0.1%
    Konica Minolta, Inc.                       41,100    352,795       0.1%
    Kuraray Co., Ltd.                          31,500    524,606       0.2%
    Kyocera Corp.                               5,700    364,191       0.1%
    Kyushu Financial Group, Inc.                5,550     27,223       0.0%
    LIXIL Group Corp.                          11,800    264,272       0.1%
    Marubeni Corp.                            100,700    756,212       0.3%
    Maruichi Steel Tube, Ltd.                   3,400    116,049       0.0%
    Mazda Motor Corp.                          52,600    731,346       0.3%
    Mebuki Financial Group, Inc.               28,540    110,776       0.0%
    Medipal Holdings Corp.                     10,000    214,528       0.1%
    Mitsubishi Chemical Holdings Corp.         27,200    257,301       0.1%
    Mitsubishi Corp.                           53,400  1,472,534       0.5%
    Mitsubishi Gas Chemical Co., Inc.          11,500    269,508       0.1%
    Mitsubishi Heavy Industries, Ltd.          24,200    956,668       0.3%
    Mitsubishi Logistics Corp.                    999     23,042       0.0%
    Mitsubishi Materials Corp.                  9,700    295,241       0.1%
    Mitsubishi UFJ Financial Group, Inc.      376,400  2,522,385       0.9%
    Mitsubishi UFJ Lease & Finance Co., Ltd.   39,000    247,926       0.1%
    Mitsui & Co., Ltd.                         32,800    591,160       0.2%
    Mitsui Chemicals, Inc.                      9,800    280,928       0.1%
    Mitsui Fudosan Co., Ltd.                   27,200    696,740       0.2%
    Mitsui OSK Lines, Ltd.                      8,700    257,708       0.1%
    Mizuho Financial Group, Inc.              764,700  1,383,523       0.5%
    MS&AD Insurance Group Holdings, Inc.       15,750    530,715       0.2%
    NEC Corp.                                  23,800    652,360       0.2%
    NGK Spark Plug Co., Ltd.                    7,700    197,480       0.1%
    NH Foods, Ltd.                              7,500    327,649       0.1%
    NHK Spring Co., Ltd.                       19,400    214,383       0.1%
    Nikon Corp.                                 4,100     71,342       0.0%
    Nippo Corp.                                 5,000    114,674       0.0%
    Nippon Electric Glass Co., Ltd.             4,200    121,036       0.0%
    Nippon Express Co., Ltd.                    6,700    506,185       0.2%
#   Nippon Paper Industries Co., Ltd.           8,000    153,217       0.1%
    Nippon Shokubai Co., Ltd.                   2,200    149,490       0.1%
    Nippon Steel & Sumitomo Metal Corp.        42,618    926,569       0.3%
    Nippon Yusen K.K.                          14,500    308,423       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Nissan Motor Co., Ltd.                    134,500 $1,415,003       0.5%
    Nisshin Seifun Group, Inc.                    900     19,666       0.0%
    Nisshinbo Holdings, Inc.                    6,900     97,238       0.0%
    NOK Corp.                                   9,000    184,062       0.1%
    Nomura Holdings, Inc.                     180,000  1,036,719       0.4%
    Nomura Real Estate Holdings, Inc.           9,700    240,040       0.1%
    NSK, Ltd.                                   3,500     46,836       0.0%
    NTN Corp.                                  28,000    123,157       0.0%
    Obayashi Corp.                             10,000    115,162       0.0%
    Oji Holdings Corp.                         80,000    562,768       0.2%
    ORIX Corp.                                 69,100  1,211,934       0.4%
    Resona Holdings, Inc.                     126,600    719,351       0.3%
    Ricoh Co., Ltd.                            65,200    637,087       0.2%
    Sankyo Co., Ltd.                            1,800     63,103       0.0%
    SBI Holdings, Inc.                          6,280    158,352       0.1%
    Sega Sammy Holdings, Inc.                   3,400     55,851       0.0%
    Seino Holdings Co., Ltd.                    7,000    131,115       0.0%
    Sekisui House, Ltd.                        44,800    821,120       0.3%
    Shimamura Co., Ltd.                           700     81,461       0.0%
    Shimizu Corp.                              23,300    230,526       0.1%
    Shinsei Bank, Ltd.                          5,500     85,633       0.0%
    Shizuoka Bank, Ltd. (The)                  13,000    131,831       0.1%
    Sojitz Corp.                               70,870    233,287       0.1%
    Sompo Holdings, Inc.                       12,597    527,438       0.2%
    Sumitomo Chemical Co., Ltd.               151,000    863,969       0.3%
    Sumitomo Corp.                             21,200    380,551       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.         9,100    165,500       0.1%
    Sumitomo Electric Industries, Ltd.         71,600  1,096,129       0.4%
    Sumitomo Forestry Co., Ltd.                11,400    188,901       0.1%
    Sumitomo Heavy Industries, Ltd.             9,400    359,177       0.1%
    Sumitomo Metal Mining Co., Ltd.             2,400    102,385       0.0%
    Sumitomo Mitsui Financial Group, Inc.      51,500  2,146,429       0.7%
    Sumitomo Mitsui Trust Holdings, Inc.        8,403    356,347       0.1%
    Sumitomo Rubber Industries, Ltd.           17,500    312,509       0.1%
    Suzuken Co., Ltd.                           1,700     73,097       0.0%
    T&D Holdings, Inc.                         31,100    528,202       0.2%
    Taiheiyo Cement Corp.                       8,000    302,080       0.1%
    Taisho Pharmaceutical Holdings Co., Ltd.      600     57,390       0.0%
    Takashimaya Co., Ltd.                      22,000    188,924       0.1%
    TDK Corp.                                   7,700    663,654       0.2%
    Teijin, Ltd.                               16,100    302,694       0.1%
    Toda Corp.                                 12,000     98,948       0.0%
    Tokai Rika Co., Ltd.                        2,300     45,947       0.0%
    Tokio Marine Holdings, Inc.                21,400  1,010,021       0.4%
    Tokyo Tatemono Co., Ltd.                   12,400    188,842       0.1%
    Tokyu Fudosan Holdings Corp.               42,100    331,306       0.1%
    Toppan Printing Co., Ltd.                  20,000    167,243       0.1%
    Tosoh Corp.                                15,500    274,169       0.1%
    Toyo Seikan Group Holdings, Ltd.            9,600    151,038       0.1%
    Toyoda Gosei Co., Ltd.                      6,400    161,593       0.1%
    Toyota Industries Corp.                     5,900    347,928       0.1%
    Toyota Motor Corp.                        129,370  8,483,094       2.9%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
JAPAN -- (Continued)
    Toyota Motor Corp. Sponsored ADR        2,140 $   280,297       0.1%
    Toyota Tsusho Corp.                    18,600     666,931       0.2%
    TS Tech Co., Ltd.                       2,900     117,333       0.0%
    Ube Industries, Ltd.                    8,600     261,992       0.1%
#   Yamada Denki Co., Ltd.                 51,200     267,800       0.1%
    Yamaguchi Financial Group, Inc.         6,000      74,949       0.0%
    Yokohama Rubber Co., Ltd. (The)        10,000     235,461       0.1%
    Zeon Corp.                              9,000     116,229       0.0%
                                                  -----------      ----
TOTAL JAPAN                                        67,034,833      22.9%
                                                  -----------      ----
NETHERLANDS -- (3.2%)
##  ABN AMRO Group NV                      26,187     812,091       0.3%
    Aegon NV                              105,289     771,640       0.3%
*   ArcelorMittal(BD4H9V1)                 27,335     925,005       0.3%
*   ArcelorMittal(BYPBS67)                 21,499     728,668       0.3%
    Coca-Cola European Partners P.L.C.      1,208      47,681       0.0%
    ING Groep NV                          105,622   1,779,785       0.6%
    ING Groep NV Sponsored ADR             18,092     303,765       0.1%
    Koninklijke Ahold Delhaize NV         105,628   2,548,208       0.9%
    Koninklijke DSM NV                      9,616     993,840       0.3%
    Koninklijke Philips NV                  2,580     108,928       0.0%
    NN Group NV                            14,308     685,706       0.2%
    Randstad NV                             7,585     488,196       0.2%
                                                  -----------      ----
TOTAL NETHERLANDS                                  10,193,513       3.5%
                                                  -----------      ----
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd.                  51,320     117,757       0.0%
    Auckland International Airport, Ltd.   41,386     185,189       0.1%
    EBOS Group, Ltd.                        6,141      76,722       0.0%
    Fletcher Building, Ltd.                41,420     183,450       0.1%
    Fonterra Co-operative Group, Ltd.       4,334      17,450       0.0%
                                                  -----------      ----
TOTAL NEW ZEALAND                                     580,568       0.2%
                                                  -----------      ----
NORWAY -- (0.6%)
    Aker ASA Class A                        1,365      85,312       0.0%
    DNB ASA                                13,308     248,877       0.1%
    Norsk Hydro ASA                        56,696     354,120       0.1%
    SpareBank 1 SR-Bank ASA                 5,781      57,174       0.0%
    Statoil ASA                             4,772     122,033       0.1%
    Storebrand ASA                         20,270     173,232       0.1%
#   Subsea 7 SA                            26,634     372,123       0.1%
    Yara International ASA                 12,610     531,872       0.2%
                                                  -----------      ----
TOTAL NORWAY                                        1,944,743       0.7%
                                                  -----------      ----
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                       7,795      74,855       0.0%
                                                  -----------      ----
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                      205,400     579,196       0.2%
    City Developments, Ltd.                33,900     322,148       0.1%
    Frasers Property, Ltd.                 23,600      36,039       0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                   SHARES   VALUE++   OF NET ASSETS**
                                                   ------- ---------- ---------------
SINGAPORE -- (Continued)
    Golden Agri-Resources, Ltd.                    524,200 $  135,918       0.0%
    Hongkong Land Holdings, Ltd.                     4,500     32,523       0.0%
    Hutchison Port Holdings Trust                  275,100     91,719       0.0%
    Keppel Corp., Ltd.                              74,500    456,920       0.2%
    SembCorp Industries, Ltd.                      112,300    258,674       0.1%
    Singapore Airlines, Ltd.                        67,000    546,678       0.2%
    United Industrial Corp., Ltd.                   13,400     32,922       0.0%
    UOL Group, Ltd.                                 23,399    154,542       0.1%
    Wilmar International, Ltd.                     111,700    273,266       0.1%
                                                           ----------       ---
TOTAL SINGAPORE                                             2,920,545       1.0%
                                                           ----------       ---
SPAIN -- (2.6%)
    Banco de Sabadell SA                           402,337    787,328       0.3%
#   Banco Santander SA                             711,931  4,599,730       1.6%
#   Bankia SA                                       28,801    126,368       0.0%
    Mapfre SA                                        6,048     20,980       0.0%
    Repsol SA                                      139,916  2,669,987       0.9%
                                                           ----------       ---
TOTAL SPAIN                                                 8,204,393       2.8%
                                                           ----------       ---
SWEDEN -- (2.6%)
*   Arjo AB Class B                                 14,010     41,505       0.0%
    BillerudKorsnas AB                               2,859     42,009       0.0%
#   Boliden AB                                      20,869    723,103       0.2%
#   Getinge AB Class B                              16,123    150,219       0.1%
    Holmen AB                                        9,624    237,301       0.1%
#   ICA Gruppen AB                                   7,040    218,595       0.1%
#   Intrum Justitia AB                               1,706     45,272       0.0%
    Millicom International Cellular SA               5,055    334,836       0.1%
    Nordea Bank AB                                 167,882  1,707,469       0.6%
    Pandox AB                                          946     15,922       0.0%
    Skandinaviska Enskilda Banken AB Class A        85,616    803,766       0.3%
#   SSAB AB Class A                                  4,743     26,817       0.0%
    SSAB AB Class B                                 25,142    113,749       0.0%
    Svenska Cellulosa AB SCA Class A                   318      3,574       0.0%
    Svenska Cellulosa AB SCA Class B                53,395    591,332       0.2%
    Svenska Handelsbanken AB Class A                75,272    839,453       0.3%
    Swedbank AB Class A                             13,553    294,415       0.1%
    Tele2 AB Class B                                 2,303     29,851       0.0%
    Telefonaktiebolaget LM Ericsson Class B         67,232    512,541       0.2%
    Telefonaktiebolaget LM Ericsson Sponsored ADR   14,668    110,743       0.0%
    Telia Co. AB                                   150,006    738,586       0.3%
#   Trelleborg AB Class B                           18,377    429,447       0.1%
                                                           ----------       ---
TOTAL SWEDEN                                                8,010,505       2.7%
                                                           ----------       ---
SWITZERLAND -- (6.9%)
    Adecco Group AG                                 13,828    915,762       0.3%
    Baloise Holding AG                               3,212    509,118       0.2%
    Banque Cantonale Vaudoise                           35     27,893       0.0%
    Cie Financiere Richemont SA                     19,576  1,860,868       0.6%
    Clariant AG                                     24,689    569,953       0.2%
    Credit Suisse Group AG                          44,495    750,463       0.3%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                       --------- ----------- ---------------
SWITZERLAND -- (Continued)
#*  Dufry AG                                               3,435 $   485,839       0.2%
    Flughafen Zurich AG                                    1,622     338,723       0.1%
    Helvetia Holding AG                                      228     135,435       0.0%
    Julius Baer Group, Ltd.                               14,613     867,257       0.3%
    LafargeHolcim, Ltd.                                   17,735     985,206       0.3%
    LafargeHolcim, Ltd.                                    8,340     465,311       0.2%
#   Lonza Group AG                                           619     151,241       0.1%
    Novartis AG                                           20,736   1,596,139       0.5%
    Novartis AG Sponsored ADR                             49,979   3,832,889       1.3%
    Swatch Group AG (The)(7184736)                         3,896     347,148       0.1%
    Swatch Group AG (The)(7184725)                         2,353   1,129,857       0.4%
    Swiss Life Holding AG                                  2,132     745,813       0.3%
    Swiss Prime Site AG                                      454      42,537       0.0%
    Swiss Re AG                                           12,710   1,210,872       0.4%
    UBS Group AG(BRJL176)                                 58,343     979,281       0.3%
#*  UBS Group AG(H42097107)                               39,591     665,129       0.2%
#   Vifor Pharma AG                                        1,305     205,944       0.1%
    Zurich Insurance Group AG                              9,005   2,876,516       1.0%
                                                                 -----------       ---
TOTAL SWITZERLAND                                                 21,695,194       7.4%
                                                                 -----------       ---
UNITED KINGDOM -- (15.5%)
    Anglo American P.L.C.                                116,552   2,742,381       0.9%
    Aviva P.L.C.                                         137,908   1,001,997       0.3%
    Barclays P.L.C.                                          293         835       0.0%
#   Barclays P.L.C. Sponsored ADR                        146,762   1,693,634       0.6%
    Barratt Developments P.L.C.                           62,600     480,020       0.2%
    BP P.L.C. Sponsored ADR                              198,221   8,838,670       3.0%
    Glencore P.L.C.                                      313,924   1,512,169       0.5%
#   HSBC Holdings P.L.C. Sponsored ADR                   125,644   6,314,868       2.2%
    Investec P.L.C.                                       24,354     192,659       0.1%
    J Sainsbury P.L.C.                                   157,080     666,516       0.2%
    John Wood Group P.L.C.                                17,370     135,398       0.1%
    Kingfisher P.L.C.                                    158,788     662,214       0.2%
    Lloyds Banking Group P.L.C.                        2,312,521   2,051,083       0.7%
    Lloyds Banking Group P.L.C. ADR                      492,605   1,758,600       0.6%
    Mediclinic International P.L.C.                       11,589     106,640       0.0%
    Old Mutual P.L.C.                                    193,671     667,210       0.2%
    Pearson P.L.C.                                        12,532     143,675       0.1%
    Pearson P.L.C. Sponsored ADR                          18,039     206,005       0.1%
*   Royal Bank of Scotland Group P.L.C.                   20,710      76,693       0.0%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR     24,612     184,098       0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A       76,695   5,360,981       1.8%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B       73,064   5,291,295       1.8%
    Royal Mail P.L.C.                                     59,945     478,059       0.2%
    Shire P.L.C.                                          15,098     803,966       0.3%
    Standard Chartered P.L.C.                            103,757   1,089,866       0.4%
    Standard Life Aberdeen P.L.C.                         11,569      57,876       0.0%
    Tesco P.L.C.                                           6,559      21,244       0.0%
    Travis Perkins P.L.C.                                  7,739     134,765       0.0%
    Vodafone Group P.L.C.                              1,510,348   4,407,512       1.5%
    Vodafone Group P.L.C. Sponsored ADR                   30,486     896,588       0.3%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                               --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
      WM Morrison Supermarkets P.L.C.            158,594 $    528,937        0.2%
                                                         ------------      -----
TOTAL UNITED KINGDOM                                       48,506,454       16.6%
                                                         ------------      -----
TOTAL COMMON STOCKS                                       286,287,454       97.9%
                                                         ------------      -----
PREFERRED STOCKS -- (1.3%)
GERMANY -- (1.3%)
      Bayerische Motoren Werke AG                  4,464      430,992        0.2%
      Porsche Automobil Holding SE                 6,743      572,946        0.2%
      Volkswagen AG                               14,666    3,024,640        1.0%
                                                         ------------      -----
TOTAL GERMANY                                               4,028,578        1.4%
                                                         ------------      -----
TOTAL PREFERRED STOCKS                                      4,028,578        1.4%
                                                         ------------      -----
RIGHTS/WARRANTS -- (0.0%)
NEW ZEALAND -- (0.0%)
*     Fletcher Building, Ltd. Rights 05/18/18      7,586           --        0.0%
                                                         ------------      -----
TOTAL INVESTMENT SECURITIES                               290,316,032
                                                         ------------

                                                           VALUE+
                                                         ------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund           2,028,492   23,469,656        8.0%
                                                         ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $283,193,982)        $313,785,688      107.3%
                                                         ============      =====

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               ----------- ------------ ------- ------------
Common Stocks
   Australia                   $     6,667 $ 15,124,329   --    $ 15,130,996
   Austria                              --      284,850   --         284,850
   Belgium                              --    3,395,794   --       3,395,794
   Canada                       24,763,567           --   --      24,763,567
   Denmark                              --    3,872,128   --       3,872,128
   Finland                              --    2,894,149   --       2,894,149
   France                               --   30,043,975   --      30,043,975
   Germany                       1,379,043   19,094,997   --      20,474,040
   Hong Kong                            --    8,266,020   --       8,266,020
   Ireland                         479,340      645,110   --       1,124,450
   Israel                          335,974      657,318   --         993,292
   Italy                           180,180    5,698,410   --       5,878,590
   Japan                           280,297   66,754,536   --      67,034,833
   Netherlands                   1,337,698    8,855,815   --      10,193,513
   New Zealand                          --      580,568   --         580,568
   Norway                               --    1,944,743   --       1,944,743
   Portugal                             --       74,855   --          74,855
   Singapore                            --    2,920,545   --       2,920,545
   Spain                                --    8,204,393   --       8,204,393
   Sweden                          110,743    7,899,762   --       8,010,505
   Switzerland                   4,498,018   17,197,176   --      21,695,194
   United Kingdom               30,544,739   17,961,715   --      48,506,454
Preferred Stocks
   Germany                              --    4,028,578   --       4,028,578
Securities Lending Collateral           --   23,469,656   --      23,469,656
                               ----------- ------------   --    ------------
TOTAL                          $63,916,266 $249,869,422   --    $313,785,688
                               =========== ============   ==    ============

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
COMMON STOCKS -- (91.3%)
AUSTRALIA -- (6.3%)
*   3P Learning, Ltd.                                             16,910 $ 18,726       0.0%
    Accent Group, Ltd.                                            55,296   51,958       0.0%
    Adairs, Ltd.                                                   9,893   15,769       0.0%
#   Adelaide Brighton, Ltd.                                       37,545  181,140       0.1%
    Ainsworth Game Technology, Ltd.                               21,326   30,581       0.0%
#*  Alkane Resources, Ltd.                                        19,700    4,134       0.0%
    ALS, Ltd.                                                     44,709  260,920       0.1%
    Altium, Ltd.                                                  10,936  166,078       0.1%
#   AMA Group, Ltd.                                               51,262   37,264       0.0%
#   Amaysim Australia, Ltd.                                       25,746   23,168       0.0%
    Ansell, Ltd.                                                  14,716  287,520       0.1%
#   AP Eagers, Ltd.                                               10,209   67,518       0.0%
    Appen, Ltd.                                                    7,023   50,534       0.0%
#   ARB Corp., Ltd.                                                6,754  105,347       0.1%
    Ardent Leisure Group                                          67,227   95,185       0.1%
    Asaleo Care, Ltd.                                             38,434   37,390       0.0%
*   Atlas Iron, Ltd.                                             881,033   19,726       0.0%
    AUB Group, Ltd.                                                6,741   71,278       0.0%
    Ausdrill, Ltd.                                                37,331   78,082       0.0%
    Austal, Ltd.                                                  38,990   51,732       0.0%
#*  Australian Agricultural Co., Ltd.                             47,194   38,934       0.0%
    Australian Finance Group, Ltd.                                19,471   20,116       0.0%
    Australian Pharmaceutical Industries, Ltd.                    42,815   43,476       0.0%
#*  Australian Property Systems, Ltd.                             17,191   70,398       0.0%
    Auswide Bank, Ltd.                                             3,989   16,079       0.0%
#   Automotive Holdings Group, Ltd.                               29,309   74,216       0.0%
    Aveo Group                                                    47,796   93,869       0.1%
    AVJennings, Ltd.                                              30,044   16,053       0.0%
    Bapcor, Ltd.                                                  27,701  122,216       0.1%
    Beach Energy, Ltd.                                           199,738  235,571       0.1%
#*  Beadell Resources, Ltd.                                       69,221    4,180       0.0%
#   Bega Cheese, Ltd.                                             21,835  116,372       0.1%
*   Bellamy's Australia, Ltd.                                      8,893  120,470       0.1%
#   Blackmores, Ltd.                                               1,296  114,716       0.1%
#   Blue Sky Alternative Investments, Ltd.                         3,762    8,728       0.0%
#   Bravura Solutions, Ltd.                                       18,721   40,828       0.0%
    Breville Group, Ltd.                                          10,783   92,032       0.1%
    Brickworks, Ltd.                                               8,872  106,395       0.1%
    BT Investment Management, Ltd.                                17,199  118,160       0.1%
#   BWX, Ltd.                                                      5,230   19,843       0.0%
#   Cabcharge Australia, Ltd.                                      9,538   13,201       0.0%
    Capitol Health, Ltd.                                          65,386   13,461       0.0%
*   Cardno, Ltd.                                                  35,915   32,653       0.0%
*   Carnarvon Petroleum, Ltd.                                      6,703      729       0.0%
    carsales.com, Ltd.                                            21,059  226,034       0.1%
*   Cash Converters International, Ltd.                           15,875    4,157       0.0%
    Cedar Woods Properties, Ltd.                                   6,587   30,306       0.0%
    Citadel Group, Ltd. (The)                                      4,052   18,262       0.0%
#   Class, Ltd.                                                    7,230   12,500       0.0%
    Cleanaway Waste Management, Ltd.                             209,853  249,210       0.1%
*   Clinuvel Pharmaceuticals, Ltd.                                 3,456   30,661       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
    Codan, Ltd.                                                    7,613 $ 14,099       0.0%
#   Collection House, Ltd.                                        19,602   20,945       0.0%
    Collins Foods, Ltd.                                           15,075   60,661       0.0%
*   Cooper Energy, Ltd.                                           98,587   25,514       0.0%
#   Corporate Travel Management, Ltd.                              5,452  101,500       0.1%
    Costa Group Holdings, Ltd.                                    24,756  134,939       0.1%
    Credit Corp. Group, Ltd.                                       4,510   60,688       0.0%
*   CSG, Ltd.                                                     15,131    4,553       0.0%
    CSR, Ltd.                                                     50,666  213,779       0.1%
*   CuDeco, Ltd.                                                   4,262      754       0.0%
    Data#3, Ltd.                                                   9,441   12,006       0.0%
*   Decmil Group, Ltd.                                             8,327    7,829       0.0%
    Dicker Data, Ltd.                                              5,119   11,252       0.0%
    Domain Holdings Australia, Ltd.                               19,847   46,015       0.0%
    Domino's Pizza Enterprises, Ltd.                               2,929   92,724       0.1%
#*  Doray Minerals, Ltd.                                          45,019    9,766       0.0%
    Downer EDI, Ltd.                                              66,461  342,060       0.2%
    DuluxGroup, Ltd.                                              38,776  225,450       0.1%
    Eclipx Group, Ltd.                                            22,128   53,900       0.0%
    Elders, Ltd.                                                  13,433   79,703       0.0%
*   Energy World Corp., Ltd.                                      50,545    7,619       0.0%
    EQT Holdings, Ltd.                                             1,961   31,011       0.0%
    ERM Power, Ltd.                                               19,540   25,060       0.0%
    Estia Health, Ltd.                                            20,746   55,290       0.0%
    Event Hospitality and Entertainment, Ltd.                      8,362   87,462       0.1%
    Evolution Mining, Ltd.                                        77,341  184,879       0.1%
    Fairfax Media, Ltd.                                          215,984  115,608       0.1%
#*  FAR, Ltd.                                                    588,845   39,788       0.0%
#   Fleetwood Corp., Ltd.                                          6,315   10,530       0.0%
    FlexiGroup, Ltd.                                              35,882   55,481       0.0%
    Freedom Foods Group, Ltd.                                      8,186   35,658       0.0%
#   G8 Education, Ltd.                                            40,337   68,525       0.0%
#*  Galaxy Resources, Ltd.                                        39,774   90,199       0.1%
*   Gascoyne Resources, Ltd.                                      26,500   10,340       0.0%
    Gateway Lifestyle                                             30,080   44,872       0.0%
#   GBST Holdings, Ltd.                                            4,021    6,782       0.0%
    Genworth Mortgage Insurance Australia, Ltd.                   33,243   57,890       0.0%
#*  Gold Road Resources, Ltd.                                     82,018   48,864       0.0%
    GrainCorp, Ltd. Class A                                       27,185  180,889       0.1%
    Greencross, Ltd.                                              13,731   54,753       0.0%
    GUD Holdings, Ltd.                                            10,117   96,114       0.1%
    GWA Group, Ltd.                                               23,855   68,872       0.0%
    Hansen Technologies, Ltd.                                     13,980   45,051       0.0%
    Healthscope, Ltd.                                             86,045  156,768       0.1%
    Helloworld Travel, Ltd.                                        5,594   19,538       0.0%
*   Highfield Resources, Ltd.                                     21,161   13,927       0.0%
#   HT&E, Ltd.                                                    28,002   49,214       0.0%
    IDP Education, Ltd.                                           11,245   64,989       0.0%
    Iluka Resources, Ltd.                                         26,822  235,467       0.1%
*   Imdex, Ltd.                                                   64,144   59,815       0.0%
#   IMF Bentham, Ltd.                                             21,420   40,086       0.0%
#   Independence Group NL                                         57,733  222,101       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
*   Infigen Energy                                                97,403 $ 50,476       0.0%
    Infomedia, Ltd.                                               29,538   19,624       0.0%
    Inghams Group, Ltd.                                            3,809   10,747       0.0%
    Integral Diagnostics, Ltd.                                    15,730   27,770       0.0%
    Integrated Research, Ltd.                                     11,699   33,692       0.0%
    InvoCare, Ltd.                                                 8,056   78,732       0.0%
    IOOF Holdings, Ltd.                                           29,679  199,316       0.1%
#   IPH, Ltd.                                                     12,393   33,986       0.0%
#   IRESS, Ltd.                                                   11,450   89,823       0.1%
    iSelect, Ltd.                                                 28,342   12,164       0.0%
#   iSentia Group, Ltd.                                           23,190   13,922       0.0%
    IVE Group, Ltd.                                                8,273   13,844       0.0%
#   Japara Healthcare, Ltd.                                       25,811   36,838       0.0%
#   JB Hi-Fi, Ltd.                                                12,232  235,828       0.1%
    Jumbo Interactive, Ltd.                                        3,461   11,348       0.0%
#*  Karoon Gas Australia, Ltd.                                    22,730   21,576       0.0%
#*  Kingsgate Consolidated, Ltd.                                  11,507    2,455       0.0%
#   Kogan.com, Ltd.                                                3,868   22,427       0.0%
    Lifestyle Communities, Ltd.                                   11,551   43,457       0.0%
    Link Administration Holdings, Ltd.                            35,289  219,580       0.1%
    Lovisa Holdings, Ltd.                                          4,906   35,517       0.0%
*   Lynas Corp., Ltd.                                              1,000    1,927       0.0%
    MACA, Ltd.                                                    34,411   33,328       0.0%
*   Macmahon Holdings, Ltd.                                      161,782   26,588       0.0%
    Macquarie Atlas Roads Group                                   50,394  243,663       0.1%
    Magellan Financial Group, Ltd.                                 8,337  145,651       0.1%
    Mantra Group, Ltd.                                            34,680  102,986       0.1%
#*  Mayne Pharma Group, Ltd.                                     106,784   54,437       0.0%
*   MC Mining, Ltd.                                                1,124      527       0.0%
    McMillan Shakespeare, Ltd.                                     8,031  101,476       0.1%
*   Medusa Mining, Ltd.                                            7,354    3,083       0.0%
    Melbourne IT, Ltd.                                            19,035   52,853       0.0%
#*  Mesoblast, Ltd.                                               30,610   33,650       0.0%
#   Metals X, Ltd.                                                86,575   50,709       0.0%
    Metcash, Ltd.                                                 98,755  266,551       0.1%
    Michael Hill International, Ltd.                              19,759   15,135       0.0%
*   Mineral Deposits, Ltd.                                        31,704   35,152       0.0%
    Mineral Resources, Ltd.                                       13,856  185,545       0.1%
*   MMA Offshore, Ltd.                                            36,820    6,506       0.0%
#   MNF Group, Ltd.                                                4,922   19,247       0.0%
    Monadelphous Group, Ltd.                                       9,312  112,626       0.1%
    Monash IVF Group, Ltd.                                        17,197   15,131       0.0%
    Money3 Corp., Ltd.                                             9,812   13,057       0.0%
#   Mortgage Choice, Ltd.                                         10,500   13,775       0.0%
    Mount Gibson Iron, Ltd.                                       65,404   20,403       0.0%
#   Myer Holdings, Ltd.                                           91,183   26,331       0.0%
#   MYOB Group, Ltd.                                              39,980   97,483       0.1%
    Navigator Global Investments, Ltd.                            15,251   43,852       0.0%
    Navitas, Ltd.                                                 16,439   52,635       0.0%
#*  NetComm Wireless, Ltd.                                         6,048    6,242       0.0%
    New Hope Corp., Ltd.                                          19,918   32,403       0.0%
#*  NEXTDC, Ltd.                                                   9,436   48,461       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
    nib holdings, Ltd.                                            45,007 $188,138       0.1%
    Nick Scali, Ltd.                                               5,776   30,150       0.0%
    Nine Entertainment Co. Holdings, Ltd.                         72,663  128,674       0.1%
    Northern Star Resources, Ltd.                                 62,778  299,606       0.1%
*   NRW Holdings, Ltd.                                            58,423   56,012       0.0%
    Nufarm, Ltd.                                                  22,151  151,408       0.1%
    OFX Group, Ltd.                                               28,697   38,794       0.0%
*   OM Holdings, Ltd.                                              4,612    4,157       0.0%
    oOh!media, Ltd.                                               17,349   63,352       0.0%
    Orora, Ltd.                                                   99,493  249,532       0.1%
    OZ Minerals, Ltd.                                             34,268  236,482       0.1%
    Pacific Current Group, Ltd.                                    4,475   21,133       0.0%
    Pact Group Holdings, Ltd.                                     17,637   75,098       0.0%
*   Paladin Energy, Ltd.                                           3,805      359       0.0%
*   Panoramic Resources, Ltd.                                     58,920   23,358       0.0%
    Peet, Ltd.                                                    32,470   34,514       0.0%
    Perpetual, Ltd.                                                4,033  121,670       0.1%
#*  Perseus Mining, Ltd.                                         113,003   38,810       0.0%
    Platinum Asset Management, Ltd.                               18,569   78,767       0.0%
*   PMP, Ltd.                                                     56,315   11,852       0.0%
#*  Praemium, Ltd.                                                25,426   13,307       0.0%
    Premier Investments, Ltd.                                     10,542  124,474       0.1%
    Primary Health Care, Ltd.                                     49,111  140,012       0.1%
    Prime Media Group, Ltd.                                       30,543    6,648       0.0%
    Pro Medicus, Ltd.                                              3,696   22,190       0.0%
    PSC Insurance Group, Ltd.                                      4,598    9,187       0.0%
#   Qube Holdings, Ltd.                                           97,326  167,740       0.1%
#*  Quintis, Ltd.                                                 35,825    6,986       0.0%
*   Ramelius Resources, Ltd.                                      40,850   15,767       0.0%
    RCR Tomlinson, Ltd.                                           16,514   50,328       0.0%
*   Reckon, Ltd.                                                   1,448    1,403       0.0%
#   Regis Healthcare, Ltd.                                        16,349   46,981       0.0%
    Regis Resources, Ltd.                                         42,610  150,364       0.1%
    Reject Shop, Ltd. (The)                                        1,897   10,512       0.0%
    Reliance Worldwide Corp., Ltd.                                18,885   67,017       0.0%
    Resolute Mining, Ltd.                                         88,278   75,391       0.0%
#   Retail Food Group, Ltd.                                       14,253    9,861       0.0%
    Ridley Corp., Ltd.                                            33,330   31,954       0.0%
    Salmat, Ltd.                                                   3,642    1,854       0.0%
    Sandfire Resources NL                                         19,825  117,331       0.1%
*   Saracen Mineral Holdings, Ltd.                                78,828  110,810       0.1%
#   SeaLink Travel Group, Ltd.                                     8,701   25,738       0.0%
    Select Harvests, Ltd.                                         10,691   50,056       0.0%
#*  Senex Energy, Ltd.                                           191,723   59,506       0.0%
#   Servcorp, Ltd.                                                 6,297   22,624       0.0%
    Service Stream, Ltd.                                          24,219   28,754       0.0%
#   Seven Group Holdings, Ltd.                                    11,413  155,626       0.1%
    Seven West Media, Ltd.                                       118,278   49,190       0.0%
    SG Fleet Group, Ltd.                                           9,631   25,601       0.0%
#   Sigma Healthcare, Ltd.                                       161,490   93,838       0.1%
*   Silex Systems, Ltd.                                            1,112      247       0.0%
#   Silver Chef, Ltd.                                              1,766    4,595       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  Silver Lake Resources, Ltd.                                   40,594 $    17,011       0.0%
    Sims Metal Management, Ltd.                                   18,932     228,806       0.1%
*   Sino Gas & Energy Holdings, Ltd.                             337,740      43,006       0.0%
    Sirtex Medical, Ltd.                                           5,520     115,445       0.1%
    SmartGroup Corp., Ltd.                                         9,040      73,651       0.0%
    Southern Cross Media Group, Ltd.                              67,418      58,377       0.0%
    Spark Infrastructure Group                                   139,268     245,559       0.1%
    SpeedCast International, Ltd.                                 24,475     108,706       0.1%
    St Barbara, Ltd.                                              49,761     158,752       0.1%
    Steadfast Group, Ltd.                                         79,724     164,157       0.1%
#*  Sundance Energy Australia, Ltd.                              544,077      25,296       0.0%
    Sunland Group, Ltd.                                           14,139      18,698       0.0%
#   Super Retail Group, Ltd.                                      12,641      68,344       0.0%
#   Superloop, Ltd.                                               20,174      28,646       0.0%
#*  Syrah Resources, Ltd.                                         30,646      73,373       0.0%
    Tassal Group, Ltd.                                            21,706      63,235       0.0%
    Technology One, Ltd.                                          18,475      68,625       0.0%
    Thorn Group, Ltd.                                             15,487       7,122       0.0%
*   Tiger Resources, Ltd.                                        149,819       2,247       0.0%
    Tox Free Solutions, Ltd.                                      22,147      57,309       0.0%
#*  Troy Resources, Ltd.                                           3,735         367       0.0%
    Villa World, Ltd.                                             12,158      22,574       0.0%
#*  Village Roadshow, Ltd.                                        10,930      17,752       0.0%
#*  Virgin Australia Holdings, Ltd.                              130,547      21,541       0.0%
    Virtus Health, Ltd.                                           12,419      52,671       0.0%
    Vita Group, Ltd.                                              19,409      15,786       0.0%
    Vocus Group, Ltd.                                             11,731      21,560       0.0%
*   Watpac, Ltd.                                                   6,412       3,821       0.0%
#   Webjet, Ltd.                                                   7,653      63,037       0.0%
#   Western Areas, Ltd.                                           34,456      88,726       0.1%
*   Westgold Resources, Ltd.                                      23,434      25,938       0.0%
    Whitehaven Coal, Ltd.                                         51,274     176,806       0.1%
    WiseTech Global, Ltd.                                          1,205       9,050       0.0%
    WorleyParsons, Ltd.                                           23,014     280,512       0.1%
    WPP AUNZ, Ltd.                                                38,883      26,820       0.0%
                                                                         -----------       ---
TOTAL AUSTRALIA                                                           16,635,074       6.9%
                                                                         -----------       ---
AUSTRIA -- (1.1%)
    Agrana Beteiligungs AG                                           351      41,053       0.0%
    ANDRITZ AG                                                     4,587     246,558       0.1%
    Atrium European Real Estate, Ltd.                             20,363      98,790       0.1%
    Austria Technologie & Systemtechnik AG                         2,825      69,757       0.0%
    CA Immobilien Anlagen AG                                       7,521     260,797       0.1%
#   DO & CO AG                                                       729      45,315       0.0%
    EVN AG                                                         3,510      71,863       0.0%
*   FACC AG                                                        3,286      80,657       0.0%
    Flughafen Wien AG                                                307      12,476       0.0%
#   IMMOFINANZ AG                                                 63,330     165,796       0.1%
    Kapsch TrafficCom AG                                             449      19,987       0.0%
    Lenzing AG                                                       773      89,952       0.0%
    Mayr Melnhof Karton AG                                           651      98,651       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
AUSTRIA -- (Continued)
    Oberbank AG                                                     821 $   85,700       0.0%
    Oesterreichische Post AG                                      1,784     85,674       0.0%
    Palfinger AG                                                  1,513     56,732       0.0%
    POLYTEC Holding AG                                            1,603     28,850       0.0%
#   Porr AG                                                       1,717     61,106       0.0%
*   Raiffeisen Bank International AG                              7,526    254,048       0.1%
    Rosenbauer International AG                                     346     21,036       0.0%
    S IMMO AG                                                     5,806    114,850       0.1%
#*  Schoeller-Bleckmann Oilfield Equipment AG                     1,172    144,890       0.1%
#   Semperit AG Holding                                           1,085     23,932       0.0%
    Strabag SE                                                    1,316     54,154       0.0%
    Telekom Austria AG                                           13,062    124,556       0.1%
    UBM Development AG                                              299     15,093       0.0%
    UNIQA Insurance Group AG                                     16,100    192,787       0.1%
    Vienna Insurance Group AG Wiener Versicherung Gruppe          3,916    127,291       0.1%
    Wienerberger AG                                              10,988    276,874       0.1%
#   Zumtobel Group AG                                             2,862     25,936       0.0%
                                                                        ----------       ---
TOTAL AUSTRIA                                                            2,995,161       1.2%
                                                                        ----------       ---
BELGIUM -- (1.6%)
*   Ablynx NV                                                     4,354    234,708       0.1%
    Ackermans & van Haaren NV                                     2,291    413,401       0.2%
*   AGFA-Gevaert NV                                              15,370     54,797       0.0%
*   Argenx SE                                                       541     47,360       0.0%
    Atenor                                                          277     15,645       0.0%
    Banque Nationale de Belgique                                     20     71,121       0.0%
    Barco NV                                                      1,156    149,333       0.1%
    Bekaert SA                                                    3,353    140,841       0.1%
#*  Biocartis NV                                                  2,041     31,347       0.0%
#   bpost SA                                                      6,213    136,256       0.1%
#*  Celyad SA                                                       590     20,181       0.0%
    Cie d'Entreprises CFE                                           891    112,152       0.1%
    Cie Immobiliere de Belgique SA                                  426     27,932       0.0%
    D'ieteren SA                                                  2,831    120,494       0.1%
    Deceuninck NV                                                 6,500     22,983       0.0%
    Econocom Group SA                                            14,168     91,218       0.0%
    Elia System Operator SA                                       2,587    163,440       0.1%
#   Euronav NV                                                   12,888    103,991       0.1%
    EVS Broadcast Equipment SA                                    1,783     58,426       0.0%
#*  Exmar NV                                                      2,768     19,332       0.0%
*   Fagron                                                        3,624     62,398       0.0%
*   Galapagos NV(B07MXC1)                                         1,454    131,373       0.1%
*   Galapagos NV(B07Q2V5)                                         2,063    184,852       0.1%
*   Galapagos NV(B083BK7)                                           974     86,646       0.0%
    Gimv NV                                                       1,567     93,895       0.0%
#   Ion Beam Applications                                         1,765     35,990       0.0%
    Kinepolis Group NV                                            1,251     87,411       0.0%
#   Lotus Bakeries                                                   24     68,112       0.0%
#*  MDxHealth                                                     3,381     15,214       0.0%
    Melexis NV                                                    1,525    145,117       0.1%
#*  Nyrstar NV                                                    9,456     65,256       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
BELGIUM -- (Continued)
#   Ontex Group NV                                                6,162 $  157,948       0.1%
    Orange Belgium SA                                             3,517     73,002       0.0%
    Picanol                                                         107     11,852       0.0%
    RealDolmen                                                      315     13,973       0.0%
    Recticel SA                                                   4,845     60,496       0.0%
    Resilux                                                          88     14,944       0.0%
    Roularta Media Group NV                                         455     12,114       0.0%
    Sioen Industries NV                                             775     28,534       0.0%
    Sipef SA                                                        638     46,094       0.0%
*   Tessenderlo Group SA                                          2,976    124,763       0.1%
*   ThromboGenics NV                                              2,924     16,887       0.0%
#   Umicore SA                                                   12,132    674,764       0.3%
    Van de Velde NV                                                 433     17,887       0.0%
*   Viohalco SA                                                   9,200     39,482       0.0%
                                                                        ----------       ---
TOTAL BELGIUM                                                            4,303,962       1.8%
                                                                        ----------       ---
CANADA -- (7.6%)
*   5N Plus, Inc.                                                 2,300      5,374       0.0%
    Absolute Software Corp.                                       4,400     23,886       0.0%
#   Acadian Timber Corp.                                            500      7,668       0.0%
*   Advantage Oil & Gas, Ltd.                                    16,781     53,456       0.0%
    Aecon Group, Inc.                                             8,691    122,180       0.1%
#*  Africa Oil Corp.                                             54,929     50,910       0.0%
#   Ag Growth International, Inc.                                 1,567     63,537       0.0%
    AGF Management, Ltd. Class B                                  7,733     42,461       0.0%
#   AGT Food & Ingredients, Inc.                                  1,730     22,097       0.0%
#   Aimia, Inc.                                                  15,000     25,819       0.0%
#   AirBoss of America Corp.                                      2,200     24,314       0.0%
    AKITA Drilling, Ltd. Class A                                  1,200      6,823       0.0%
*   Alacer Gold Corp.                                            30,833     51,150       0.0%
    Alamos Gold, Inc. Class A                                    35,708    193,007       0.1%
#   Alaris Royalty Corp.                                          3,325     44,102       0.0%
*   Alexco Resource Corp.                                         7,261     10,688       0.0%
    Algoma Central Corp.                                          1,600     18,929       0.0%
#*  Alio Gold, Inc.                                               5,135     10,038       0.0%
    Altius Minerals Corp.                                         6,900     77,010       0.0%
    Altus Group, Ltd.                                             3,100     77,986       0.0%
#   Andrew Peller, Ltd. Class A                                   2,700     37,957       0.0%
*   Argonaut Gold, Inc.                                          25,712     49,463       0.0%
*   Aritzia, Inc.                                                   420      4,001       0.0%
#*  Asanko Gold, Inc.                                            12,801     14,257       0.0%
*   Athabasca Oil Corp.                                          58,945     69,782       0.0%
*   ATS Automation Tooling Systems, Inc.                         12,187    166,771       0.1%
    AutoCanada, Inc.                                              2,934     49,862       0.0%
*   B2Gold Corp.                                                 76,614    220,184       0.1%
#   Badger Daylighting, Ltd.                                      2,653     51,099       0.0%
#*  Baytex Energy Corp.                                          27,539    123,330       0.1%
#*  Bellatrix Exploration, Ltd.                                   7,882     11,726       0.0%
#   Birchcliff Energy, Ltd.                                      15,661     56,718       0.0%
#   Bird Construction, Inc.                                       3,138     21,214       0.0%
#   Black Diamond Group, Ltd.                                     2,510      4,790       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
CANADA -- (Continued)
*   BlackPearl Resources, Inc.                                    31,370 $ 33,961       0.0%
    BMTC Group, Inc.                                                 850   10,208       0.0%
#   Bonavista Energy Corp.                                        28,620   35,219       0.0%
#   Bonterra Energy Corp.                                          3,561   43,821       0.0%
#   Boralex, Inc. Class A                                         10,176  181,891       0.1%
*   Calfrac Well Services, Ltd.                                   13,544   70,676       0.0%
    Calian Group, Ltd.                                               600   14,159       0.0%
#   Callidus Capital Corp.                                         1,150    6,189       0.0%
    Canaccord Genuity Group, Inc.                                 15,050   71,150       0.0%
#*  Canacol Energy, Ltd.                                          18,050   60,310       0.0%
#   Canadian Western Bank                                         12,508  331,904       0.2%
*   Canfor Corp.                                                   6,700  153,887       0.1%
    Canfor Pulp Products, Inc.                                     3,143   44,185       0.0%
    CanWel Building Materials Group, Ltd.                          4,700   24,526       0.0%
    Capital Power Corp.                                            9,580  181,908       0.1%
*   Capstone Mining Corp.                                         44,912   39,177       0.0%
    Cara Operations, Ltd.                                          1,100   22,892       0.0%
#   Cardinal Energy, Ltd.                                          3,021   12,189       0.0%
    Cascades, Inc.                                                11,282  107,640       0.1%
*   Cautivo Mining, Inc.                                               2        1       0.0%
*   Celestica, Inc.                                               20,795  239,379       0.1%
*   Centerra Gold, Inc.                                           18,043  110,176       0.1%
#   CES Energy Solutions Corp.                                    14,133   69,237       0.0%
*   China Gold International Resources Corp., Ltd.                43,400   88,223       0.0%
*   Chinook Energy, Inc.                                           6,624    1,058       0.0%
#   Cineplex, Inc.                                                 3,452   80,684       0.0%
#   Clearwater Seafoods, Inc.                                      1,700    7,004       0.0%
    Cogeco, Inc.                                                     900   46,123       0.0%
    Colliers International Group, Inc.                             2,934  199,287       0.1%
    Computer Modelling Group, Ltd.                                12,762   93,830       0.1%
#*  Continental Gold, Inc.                                        11,700   31,620       0.0%
#*  Copper Mountain Mining Corp.                                  12,235   11,340       0.0%
    Corby Spirit and Wine, Ltd.                                      900   13,942       0.0%
*   Corridor Resources, Inc.                                       2,900    1,558       0.0%
#   Corus Entertainment, Inc. Class B                             18,496   92,195       0.1%
    Cott Corp.                                                    25,099  358,906       0.2%
*   Crew Energy, Inc.                                             22,528   45,795       0.0%
#*  CRH Medical Corp.                                              6,100   16,913       0.0%
#*  Delphi Energy Corp.                                           16,088   12,279       0.0%
#*  Denison Mines Corp.                                           58,144   26,718       0.0%
*   Descartes Systems Group, Inc. (The)                            9,075  268,232       0.1%
*   Detour Gold Corp.                                              9,900   71,554       0.0%
#   DHX Media, Ltd.                                                9,928   27,063       0.0%
#*  DIRTT Environmental Solutions                                  3,800   16,663       0.0%
    Dorel Industries, Inc. Class B                                 4,600   99,420       0.1%
*   DREAM Unlimited Corp. Class A                                  5,650   42,113       0.0%
*   Dundee Precious Metals, Inc.                                  18,655   47,366       0.0%
    E-L Financial Corp., Ltd.                                        104   65,201       0.0%
    ECN Capital Corp.                                             16,541   43,802       0.0%
#*  Eldorado Gold Corp.                                          133,669  127,011       0.1%
    Element Fleet Management Corp.                                13,300   50,239       0.0%
*   Endeavour Mining Corp.                                         4,031   68,792       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
#*  Endeavour Silver Corp.                                       20,500 $ 61,630       0.0%
#   Enercare, Inc.                                                7,449  100,716       0.1%
    Enerflex, Ltd.                                                6,568   80,262       0.0%
#*  Energy Fuels, Inc.                                            5,331    9,466       0.0%
    Enerplus Corp.                                               18,851  218,762       0.1%
    Enghouse Systems, Ltd.                                        2,100  108,897       0.1%
    Ensign Energy Services, Inc.                                 21,274  101,900       0.1%
#   Equitable Group, Inc.                                         1,243   56,073       0.0%
#*  Essential Energy Services Trust                              11,693    5,646       0.0%
    Evertz Technologies, Ltd.                                     2,402   33,188       0.0%
#   Exchange Income Corp.                                           943   22,276       0.0%
    Exco Technologies, Ltd.                                       2,400   18,225       0.0%
#   Extendicare, Inc.                                             9,010   58,455       0.0%
    Fiera Capital Corp.                                           4,200   37,029       0.0%
    Firm Capital Mortgage Investment Corp.                        2,800   28,328       0.0%
#*  First Majestic Silver Corp.                                  19,864  129,028       0.1%
#*  First Mining Gold Corp.                                      27,500   10,923       0.0%
#   First National Financial Corp.                                1,280   26,468       0.0%
    FirstService Corp.                                            3,073  215,406       0.1%
*   Fission Uranium Corp.                                        33,000   16,706       0.0%
*   Fortuna Silver Mines, Inc.                                   25,900  147,055       0.1%
#   Freehold Royalties, Ltd.                                      9,300   94,235       0.1%
#*  Frontera Energy Corp.                                            60    1,859       0.0%
    Gamehost, Inc.                                                2,000   16,652       0.0%
#   Genworth MI Canada, Inc.                                      4,070  131,551       0.1%
    Gibson Energy, Inc.                                          10,225  131,959       0.1%
*   Glacier Media, Inc.                                           1,800    1,150       0.0%
#   Gluskin Sheff + Associates, Inc.                              3,294   39,843       0.0%
    GMP Capital, Inc.                                             2,541    6,353       0.0%
#*  Golden Star Resources, Ltd.                                  49,073   35,545       0.0%
*   Gran Tierra Energy, Inc.                                     43,823  144,376       0.1%
#   Granite Oil Corp.                                             3,233    7,151       0.0%
*   Great Canadian Gaming Corp.                                   9,000  256,832       0.1%
#*  Great Panther Silver, Ltd.                                    9,200   11,250       0.0%
    Guardian Capital Group, Ltd. Class A                          2,850   53,806       0.0%
*   Guyana Goldfields, Inc.                                      13,160   51,043       0.0%
*   Heroux-Devtek, Inc.                                           4,600   52,630       0.0%
    High Liner Foods, Inc.                                        2,300   19,705       0.0%
#*  Home Capital Group, Inc.                                      9,200  103,110       0.1%
#   Horizon North Logistics, Inc.                                22,417   41,379       0.0%
    HudBay Minerals, Inc.                                        26,392  184,381       0.1%
#   Hudson's Bay Co.                                              6,500   45,968       0.0%
*   IAMGOLD Corp.                                                62,100  339,532       0.2%
#*  Imperial Metals Corp.                                         5,000    7,788       0.0%
*   Indigo Books & Music, Inc.                                      850   12,810       0.0%
    Innergex Renewable Energy, Inc.                               9,210   97,125       0.1%
*   Interfor Corp.                                                7,200  134,641       0.1%
*   International Tower Hill Mines, Ltd.                          1,260      765       0.0%
*   Intertain Group, Ltd. (The)                                     900   10,942       0.0%
    Intertape Polymer Group, Inc.                                 9,044  140,526       0.1%
    Invesque, Inc.                                                4,300   37,539       0.0%
#*  Iron Bridge Resources, Inc.                                  11,827    4,514       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
*   Ivanhoe Mines, Ltd. Class A                                  34,815 $ 71,856       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                      7,700  147,469       0.1%
    Just Energy Group, Inc.                                      10,855   45,400       0.0%
#   K-Bro Linen, Inc.                                               700   19,360       0.0%
*   Kelt Exploration, Ltd.                                        9,188   58,107       0.0%
*   Kinaxis, Inc.                                                 1,217   78,663       0.0%
*   Kingsway Financial Services, Inc.                               600    2,346       0.0%
    Kirkland Lake Gold, Ltd.                                     14,205  247,822       0.1%
*   Klondex Mines, Ltd.                                          24,674   60,342       0.0%
*   Knight Therapeutics, Inc.                                    11,310   69,237       0.0%
#   Labrador Iron Ore Royalty Corp.                               5,200   88,493       0.0%
    Laurentian Bank of Canada                                     7,200  276,515       0.1%
*   Leagold Mining Corp.                                          7,000   14,884       0.0%
    Leon's Furniture, Ltd.                                        3,500   46,287       0.0%
    Liquor Stores N.A., Ltd.                                      2,666   21,428       0.0%
    Lucara Diamond Corp.                                         35,107   55,506       0.0%
#*  Lundin Gold, Inc.                                               291    1,117       0.0%
    Magellan Aerospace Corp.                                      1,400   21,110       0.0%
*   Mainstreet Equity Corp.                                         300    9,722       0.0%
*   Major Drilling Group International, Inc.                     10,973   54,867       0.0%
#   Mandalay Resources Corp.                                     31,100    5,087       0.0%
    Martinrea International, Inc.                                15,733  187,725       0.1%
*   Maxim Power Corp.                                             1,300    2,481       0.0%
#   Medical Facilities Corp.                                      3,200   35,166       0.0%
*   MEG Energy Corp.                                             20,593  106,498       0.1%
    Melcor Developments, Ltd.                                       500    5,608       0.0%
*   Mitel Networks Corp.                                          9,680  108,037       0.1%
    Morguard Corp.                                                  600   76,849       0.0%
    Morneau Shepell, Inc.                                         3,901   77,081       0.0%
*   Mountain Province Diamonds, Inc.                             15,600   37,665       0.0%
    MTY Food Group, Inc.                                          2,300   82,581       0.0%
    Mullen Group, Ltd.                                            9,051  102,568       0.1%
*   Nautilus Minerals, Inc.                                      12,961    2,271       0.0%
*   Neptune Technologies & Bioressources, Inc.                    3,200    9,072       0.0%
#   Nevsun Resources, Ltd.                                       49,162  137,077       0.1%
    New Flyer Industries, Inc.                                    4,310  197,952       0.1%
*   New Gold, Inc.                                               80,270  188,179       0.1%
#*  Newalta Corp.                                                 5,065    5,049       0.0%
    Norbord, Inc.                                                 2,410   99,527       0.1%
    North American Construction Group, Ltd.                       1,500    8,470       0.0%
    North West Co., Inc. (The)                                    4,181   89,908       0.1%
#   Northland Power, Inc.                                         4,854   87,519       0.0%
*   NuVista Energy, Ltd.                                         29,960  196,708       0.1%
#*  Obsidian Energy, Ltd.                                        50,277   55,604       0.0%
    OceanaGold Corp.                                             30,853   83,143       0.0%
#   Osisko Gold Royalties, Ltd.                                   8,694   84,840       0.0%
#*  Painted Pony Energy, Ltd.                                     9,134   19,919       0.0%
    Pan American Silver Corp.                                    23,260  375,001       0.2%
*   Paramount Resources, Ltd. Class A                             8,344  119,127       0.1%
*   Parex Resources, Inc.                                        14,440  248,436       0.1%
#   Parkland Fuel Corp.                                           5,859  136,031       0.1%
    Pason Systems, Inc.                                          11,452  160,102       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
#*  Pengrowth Energy Corp.                                       63,899 $ 57,233       0.0%
*   PHX Energy Services Corp.                                     3,600    6,561       0.0%
    Pizza Pizza Royalty Corp.                                     2,100   22,620       0.0%
    Polaris Infrastructure, Inc.                                  2,100   31,256       0.0%
#*  PolyMet Mining Corp.                                         10,894    8,909       0.0%
*   Precision Drilling Corp.                                     31,890  113,755       0.1%
*   Premier Gold Mines, Ltd.                                     15,024   31,828       0.0%
    Premium Brands Holdings Corp.                                 2,230  209,479       0.1%
#*  Pretium Resources, Inc.                                       8,100   54,507       0.0%
#   Pulse Seismic, Inc.                                           3,900    9,113       0.0%
    Quarterhill, Inc.                                            10,900   16,385       0.0%
#*  Questerre Energy Corp. Class A                               14,450   10,354       0.0%
*   Raging River Exploration, Inc.                               12,900   71,736       0.0%
    Reitmans Canada, Ltd. Class A                                 4,500   13,949       0.0%
    Richelieu Hardware, Ltd.                                      8,669  187,093       0.1%
    Rocky Mountain Dealerships, Inc.                              1,300   12,515       0.0%
    Rogers Sugar, Inc.                                            9,900   46,263       0.0%
*   Roxgold, Inc.                                                 3,540    3,198       0.0%
    Russel Metals, Inc.                                          10,500  238,631       0.1%
#*  Sabina Gold & Silver Corp.                                   36,019   47,691       0.0%
*   Sandstorm Gold, Ltd.                                         13,700   63,381       0.0%
    Savaria Corp.                                                 4,000   51,279       0.0%
*   Seabridge Gold, Inc.                                          3,400   35,590       0.0%
    Secure Energy Services, Inc.                                 13,624   85,737       0.0%
*   SEMAFO, Inc.                                                 55,100  170,799       0.1%
    ShawCor, Ltd.                                                 4,801   92,883       0.1%
#   Sienna Senior Living, Inc.                                    4,271   58,013       0.0%
*   Sierra Metals, Inc.                                             100      273       0.0%
#*  Sierra Wireless, Inc.                                         5,200   90,072       0.1%
    Sleep Country Canada Holdings, Inc.                           2,328   63,932       0.0%
*   Solium Capital, Inc.                                          2,100   16,536       0.0%
*   Spartan Energy Corp.                                         14,162   70,151       0.0%
#   Sprott, Inc.                                                 12,583   33,321       0.0%
*   SSR Mining, Inc.                                             19,506  199,777       0.1%
    Stantec, Inc.                                                 5,745  146,181       0.1%
*   Stars Group, Inc. (The)                                       5,760  179,177       0.1%
    Stella-Jones, Inc.                                            5,365  194,426       0.1%
#*  Stornoway Diamond Corp.                                      70,900   32,028       0.0%
    Stuart Olson, Inc.                                            1,045    5,998       0.0%
    Student Transportation, Inc.                                  5,497   41,101       0.0%
#*  SunOpta, Inc.                                                12,484   84,202       0.0%
    Superior Plus Corp.                                          13,614  131,904       0.1%
#   Surge Energy, Inc.                                           40,298   75,012       0.0%
    Tahoe Resources, Inc.                                        16,142   81,342       0.0%
*   Tamarack Valley Energy, Ltd.                                  5,300   14,695       0.0%
*   Taseko Mines, Ltd.                                           35,100   41,826       0.0%
*   Teranga Gold Corp.                                            7,800   29,768       0.0%
    TFI International, Inc.                                       8,551  247,549       0.1%
*   Theratechnologies, Inc.                                       2,300   16,462       0.0%
    Timbercreek Financial Corp.                                   4,346   31,039       0.0%
#*  TMAC Resources, Inc.                                          1,187    6,961       0.0%
    TMX Group, Ltd.                                               2,699  162,787       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
CANADA -- (Continued)
    TORC Oil & Gas, Ltd.                                         14,174 $    80,368       0.0%
*   Torex Gold Resources, Inc.                                    5,210      53,563       0.0%
    Toromont Industries, Ltd.                                     6,025     263,862       0.1%
    Torstar Corp. Class B                                         4,700       6,772       0.0%
    Total Energy Services, Inc.                                   5,261      55,804       0.0%
    TransAlta Corp.                                              25,363     133,536       0.1%
#   TransAlta Renewables, Inc.                                    6,736      60,123       0.0%
    Transcontinental, Inc. Class A                               10,501     221,151       0.1%
*   TransGlobe Energy Corp.                                       6,000      10,795       0.0%
*   Trevali Mining Corp.                                         49,000      45,415       0.0%
*   Trican Well Service, Ltd.                                    49,274     131,249       0.1%
    Tricon Capital Group, Inc.                                    8,900      69,733       0.0%
*   Trinidad Drilling, Ltd.                                      40,764      59,053       0.0%
*   TVA Group, Inc. Class B                                       1,200       3,084       0.0%
    Uni-Select, Inc.                                              6,255      96,800       0.1%
#*  UrtheCast Corp.                                              16,000       3,863       0.0%
#   Valener, Inc.                                                 3,700      58,009       0.0%
    Wajax Corp.                                                   1,263      23,274       0.0%
#*  Wesdome Gold Mines, Ltd.                                      9,279      13,659       0.0%
*   Western Energy Services Corp.                                 4,624       4,214       0.0%
    Western Forest Products, Inc.                                41,030      88,518       0.1%
    WestJet Airlines, Ltd.                                        1,600      28,475       0.0%
*   Westport Fuel Systems, Inc.                                   4,800      11,178       0.0%
    Westshore Terminals Investment Corp.                          3,842      66,340       0.0%
#   Whitecap Resources, Inc.                                     28,701     207,889       0.1%
    Winpak, Ltd.                                                  4,800     178,175       0.1%
*   Xtreme Drilling Corp.                                           813       1,266       0.0%
    Yamana Gold, Inc.                                            36,984     106,290       0.1%
*   Yangarra Resources, Ltd.                                      6,942      34,495       0.0%
*   Yellow Pages, Ltd.                                            2,040      11,138       0.0%
    ZCL Composites, Inc.                                          4,000      37,758       0.0%
    Zenith Capital Corp.                                          1,300          82       0.0%
                                                                        -----------       ---
TOTAL CANADA                                                             19,870,625       8.2%
                                                                        -----------       ---
DENMARK -- (1.7%)
*   ALK-Abello A.S.                                                 603      76,187       0.0%
    Alm Brand A.S.                                                7,780      82,222       0.0%
    Ambu A.S. Class B                                            13,243     307,121       0.1%
*   Bang & Olufsen A.S.                                           5,701     140,331       0.1%
#*  Bavarian Nordic A.S.                                          3,307      90,267       0.1%
    Columbus A.S.                                                 6,761      16,963       0.0%
#*  D/S Norden A.S.                                               3,399      62,011       0.0%
    DFDS A.S.                                                     3,765     234,405       0.1%
#   FLSmidth & Co. A.S.                                           3,876     239,411       0.1%
#   GN Store Nord A.S.                                           14,123     496,197       0.2%
#*  H+H International A.S. Class B                                  875      18,522       0.0%
    IC Group A.S.                                                   310       8,152       0.0%
    Jeudan A.S.                                                     153      24,489       0.0%
    Jyske Bank A.S.                                               6,053     362,451       0.2%
    Matas A.S.                                                    1,466      16,883       0.0%
*   Nilfisk Holding A.S.                                          3,029     148,332       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
DENMARK -- (Continued)
#*  NKT A.S.                                                      3,029 $   90,041       0.1%
    NNIT A.S.                                                       995     27,589       0.0%
    Nordjyske Bank A.S.                                             870     27,055       0.0%
    Parken Sport & Entertainment A.S.                               400      4,973       0.0%
    Per Aarsleff Holding A.S.                                     2,371     88,775       0.0%
    Ringkjoebing Landbobank A.S.                                  2,275    137,055       0.1%
    Rockwool International A.S. Class A                             232     63,075       0.0%
    Rockwool International A.S. Class B                             664    200,187       0.1%
    Royal Unibrew A.S.                                            4,476    296,357       0.1%
    RTX A.S.                                                        869     23,016       0.0%
*   Santa Fe Group A.S.                                           1,200      6,519       0.0%
    Scandinavian Tobacco Group A.S. Class A                         829     13,847       0.0%
    Schouw & Co., A.S.                                            1,171    115,179       0.1%
    SimCorp A.S.                                                  4,078    295,653       0.1%
    Solar A.S. Class B                                              610     39,362       0.0%
    Spar Nord Bank A.S.                                           9,494    108,429       0.1%
    Sydbank A.S.                                                  7,973    294,747       0.1%
    Tivoli A.S.                                                     142     14,788       0.0%
*   TK Development A.S.                                           5,947      6,793       0.0%
    Topdanmark A.S.                                               5,627    264,636       0.1%
    United International Enterprises                                176     39,419       0.0%
*   Vestjysk Bank A.S.                                              725        299       0.0%
#*  Zealand Pharma A.S.                                           1,917     28,853       0.0%
                                                                        ----------       ---
TOTAL DENMARK                                                            4,510,591       1.9%
                                                                        ----------       ---
FINLAND -- (2.3%)
#   Ahlstrom-Munksjo Oyj                                          2,420     48,243       0.0%
    Ahtium P.L.C.                                                22,722        156       0.0%
    Aktia Bank Oyj                                                4,222     41,978       0.0%
    Alma Media Oyj                                                4,469     40,384       0.0%
    Amer Sports Oyj                                              14,559    445,348       0.2%
    Asiakastieto Group Oyj                                          376     14,286       0.0%
    Aspo Oyj                                                      2,685     30,828       0.0%
#   Atria Oyj                                                       781     11,109       0.0%
*   BasWare Oyj                                                     944     46,564       0.0%
#   Bittium Oyj                                                   2,478     16,131       0.0%
    Cargotec Oyj Class B                                          3,655    186,159       0.1%
#*  Caverion Oyj                                                  9,595     80,168       0.0%
    Citycon Oyj                                                  41,650     95,257       0.1%
    Cramo Oyj                                                     3,702     86,907       0.0%
    Elisa Oyj                                                    10,504    464,302       0.2%
    F-Secure Oyj                                                  8,209     36,584       0.0%
    Finnair Oyj                                                   9,583    130,623       0.1%
    Fiskars Oyj Abp                                               3,846     95,715       0.1%
    HKScan Oyj Class A                                            1,550      5,771       0.0%
#   Huhtamaki Oyj                                                 9,902    402,762       0.2%
    Kemira Oyj                                                   11,128    148,937       0.1%
    Kesko Oyj Class A                                             1,487     84,813       0.0%
    Kesko Oyj Class B                                             7,188    422,078       0.2%
    Konecranes Oyj                                                5,327    217,248       0.1%
    Lassila & Tikanoja Oyj                                        3,659     73,427       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FINLAND -- (Continued)
    Lehto Group Oyj                                                 783 $   10,707       0.0%
    Metsa Board Oyj                                              21,016    235,470       0.1%
    Metso Oyj                                                     9,837    349,610       0.2%
    Nokian Renkaat Oyj                                           12,072    483,023       0.2%
    Olvi Oyj Class A                                              1,579     52,985       0.0%
#   Oriola Oyj Class B                                           13,143     44,302       0.0%
    Orion Oyj Class A                                             2,049     67,357       0.0%
    Outokumpu Oyj                                                32,709    211,686       0.1%
*   Outotec Oyj                                                  17,384    158,113       0.1%
    Pihlajalinna Oyj                                                563      8,942       0.0%
    Ponsse Oyj                                                    1,180     44,360       0.0%
    Poyry Oyj                                                     3,314     23,142       0.0%
    Raisio Oyj Class V                                           12,031     51,193       0.0%
    Ramirent Oyj                                                  9,515     82,704       0.0%
    Rapala VMC Oyj                                                1,900      7,886       0.0%
    Revenio Group Oyj                                             1,305     20,913       0.0%
    Sanoma Oyj                                                   10,553    117,314       0.1%
#   SRV Group OYJ                                                 2,217      7,555       0.0%
*   Stockmann Oyj Abp Class A                                     1,299      6,283       0.0%
#*  Stockmann Oyj Abp Class B                                     2,495     12,115       0.0%
    Technopolis Oyj                                              16,667     77,957       0.0%
    Tieto Oyj                                                     5,452    195,287       0.1%
#   Tikkurila Oyj                                                 4,795     86,691       0.0%
    Tokmanni Group Corp.                                          1,427     12,121       0.0%
    Uponor Oyj                                                    4,699     81,867       0.0%
    Vaisala Oyj Class A                                           1,838     45,204       0.0%
    Valmet Oyj                                                   13,710    259,889       0.1%
    YIT Oyj                                                      17,872    119,933       0.1%
                                                                        ----------       ---
TOTAL FINLAND                                                            6,100,387       2.5%
                                                                        ----------       ---
FRANCE -- (4.6%)
    ABC Arbitrage                                                 3,745     31,022       0.0%
*   Air France-KLM                                               17,098    167,568       0.1%
    Akka Technologies                                               785     54,715       0.0%
    Albioma SA                                                    2,369     58,583       0.0%
    Altamir                                                       1,905     32,021       0.0%
    Alten SA                                                      2,516    249,910       0.1%
    Altran Technologies SA                                       22,811    352,103       0.2%
#*  Amplitude Surgical SAS                                        1,840      8,938       0.0%
    April SA                                                      1,417     25,685       0.0%
    Assystem                                                        808     27,202       0.0%
    Aubay                                                           637     30,754       0.0%
    Axway Software SA                                               836     20,432       0.0%
    Bastide le Confort Medical                                      266     15,688       0.0%
    Beneteau SA                                                   4,056     91,650       0.1%
    Bigben Interactive                                            1,286     21,377       0.0%
    Boiron SA                                                       603     53,745       0.0%
    Bonduelle SCA                                                 1,736     77,264       0.0%
#   Bourbon Corp.                                                 2,220     13,954       0.0%
    Burelle SA                                                       11     17,604       0.0%
    Casino Guichard Perrachon SA                                  3,745    194,259       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
FRANCE -- (Continued)
*   Cegedim SA                                                      532 $ 22,569       0.0%
*   CGG SA                                                        5,970   14,547       0.0%
    Chargeurs SA                                                  1,921   57,981       0.0%
    Cie des Alpes                                                   997   35,499       0.0%
    Cie Plastic Omnium SA                                         4,515  216,979       0.1%
*   Coface SA                                                    10,006  126,772       0.1%
    Derichebourg SA                                              10,240   90,625       0.1%
    Devoteam SA                                                     449   47,881       0.0%
    Edenred                                                      17,685  609,256       0.3%
    Electricite de Strasbourg SA                                    132   20,514       0.0%
    Elior Group SA                                                8,690  177,441       0.1%
    Elis SA                                                       7,303  174,661       0.1%
*   Eramet                                                        1,364  237,413       0.1%
*   Esso SA Francaise                                               197   11,932       0.0%
*   Etablissements Maurel et Prom                                 3,640   20,939       0.0%
    Euronext NV                                                   4,294  307,812       0.1%
    Europcar Groupe SA                                            5,805   67,629       0.0%
    Eutelsat Communications SA                                    6,019  130,353       0.1%
    Exel Industries Class A                                         184   23,424       0.0%
*   Fnac Darty SA                                                 1,311  140,666       0.1%
*   Fnac Darty SA                                                   648   68,980       0.0%
    Gaumont SA                                                      129   20,762       0.0%
    Gaztransport Et Technigaz SA                                  2,233  138,437       0.1%
    Getlink                                                      16,111  227,358       0.1%
    GL Events                                                     1,075   33,861       0.0%
    Groupe Crit                                                     231   25,134       0.0%
    Groupe Open                                                     581   24,574       0.0%
    Guerbet                                                         759   48,111       0.0%
    Haulotte Group SA                                             1,014   19,983       0.0%
    Herige Sadcs                                                    186    9,716       0.0%
*   ID Logistics Group                                              172   30,681       0.0%
    Imerys SA                                                     1,646  150,235       0.1%
    Ingenico Group SA                                             5,100  446,113       0.2%
    Interparfums SA                                                 348   16,083       0.0%
    IPSOS                                                         3,707  141,129       0.1%
    Jacquet Metal Service SA                                      1,426   55,052       0.0%
    Kaufman & Broad SA                                            1,567   82,552       0.0%
    Korian SA                                                     4,166  145,664       0.1%
    Lagardere SCA                                                10,814  309,292       0.1%
    Laurent-Perrier                                                 195   24,639       0.0%
    Le Belier                                                       216   14,916       0.0%
    Lectra                                                        2,315   60,457       0.0%
    Linedata Services                                               187    7,605       0.0%
    LISI                                                          2,061   75,973       0.0%
    LNA Sante SA                                                    809   52,124       0.0%
    Maisons France Confort SA                                       440   27,461       0.0%
    Manitou BF SA                                                 1,600   72,601       0.0%
    Manutan International                                           508   50,957       0.0%
    Mersen SA                                                     1,560   73,297       0.0%
    Metropole Television SA                                       2,819   69,406       0.0%
    MGI Coutier                                                     768   26,512       0.0%
*   Naturex                                                         661  107,265       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
FRANCE -- (Continued)
    Neopost SA                                                    3,741 $100,944       0.1%
    Nexans SA                                                     3,061  161,473       0.1%
    Nexity SA                                                     3,868  241,867       0.1%
#*  Nicox                                                         2,438   27,008       0.0%
*   NRJ Group                                                     2,200   22,829       0.0%
    Oeneo SA                                                      3,407   41,046       0.0%
#*  Onxeo SA                                                      4,614    7,434       0.0%
    Orpea                                                         2,801  358,937       0.2%
#*  Parrot SA                                                     2,552   16,977       0.0%
*   Pierre & Vacances SA                                            633   31,193       0.0%
    Plastivaloire                                                 1,105   25,269       0.0%
#   Rallye SA                                                     3,323   51,853       0.0%
#*  Recylex SA                                                    1,750   22,640       0.0%
    Rexel SA                                                     25,457  394,628       0.2%
    Robertet SA                                                      95   57,104       0.0%
    Rothschild & Co.                                              1,757   66,725       0.0%
    Rubis SCA                                                     8,772  682,516       0.3%
    Samse SA                                                        132   28,210       0.0%
    Sartorius Stedim Biotech                                      1,836  171,149       0.1%
    Savencia SA                                                     669   69,293       0.0%
    Seche Environnement SA                                          288   10,451       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    561   35,570       0.0%
    Societe pour l'Informatique Industrielle                        636   19,165       0.0%
*   SOITEC                                                        1,888  153,534       0.1%
*   Solocal Group                                                54,046   69,370       0.0%
    Somfy SA                                                        892   88,721       0.1%
    Sopra Steria Group                                            1,415  302,043       0.1%
    SPIE SA                                                       4,548  102,907       0.1%
*   Stallergenes Greer P.L.C.                                       556   16,549       0.0%
*   Ste Industrielle d'Aviation Latecoere SA                      7,938   51,436       0.0%
    Stef SA                                                         287   35,396       0.0%
    Sword Group                                                     702   30,696       0.0%
    Synergie SA                                                     659   40,328       0.0%
    Tarkett SA                                                    2,054   60,703       0.0%
    Technicolor SA                                               21,143   34,696       0.0%
    Teleperformance                                                 981  157,649       0.1%
#   Television Francaise 1                                       10,205  127,576       0.1%
*   Tessi SA                                                        135   28,245       0.0%
    TFF Group                                                       352   16,923       0.0%
    Thermador Groupe                                                260   37,479       0.0%
    Total Gabon                                                      25    4,708       0.0%
    Trigano SA                                                    1,179  222,178       0.1%
*   Ubisoft Entertainment SA                                      6,345  606,252       0.3%
#*  Vallourec SA                                                 29,564  178,544       0.1%
#*  Valneva SE                                                    5,324   25,084       0.0%
    Vetoquinol SA                                                   354   22,437       0.0%
    Vicat SA                                                      1,780  131,182       0.1%
    VIEL & Cie SA                                                 4,347   29,096       0.0%
    Vilmorin & Cie SA                                               627   44,282       0.0%
#*  Virbac SA                                                       455   71,058       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
FRANCE -- (Continued)
*   Worldline SA                                                    883 $    44,535       0.0%
                                                                        -----------       ---
TOTAL FRANCE                                                             12,114,185       5.0%
                                                                        -----------       ---
GERMANY -- (5.5%)
    Aareal Bank AG                                                6,833     341,780       0.1%
*   ADLER Real Estate AG                                          2,667      49,549       0.0%
    ADO Properties SA                                             2,259     124,178       0.1%
#*  ADVA Optical Networking SE                                    5,097      35,000       0.0%
*   AIXTRON SE                                                    8,383     118,986       0.1%
    Allgeier SE                                                     684      21,743       0.0%
    Amadeus Fire AG                                                 465      50,961       0.0%
    Aurubis AG                                                    3,597     321,443       0.1%
    Axel Springer SE                                              1,790     146,623       0.1%
    Basler AG                                                       110      22,529       0.0%
    Bauer AG                                                      1,120      34,857       0.0%
    BayWa AG                                                      1,631      56,954       0.0%
    Bechtle AG                                                    2,975     251,239       0.1%
    Bertrandt AG                                                    351      39,165       0.0%
    Bijou Brigitte AG                                               274      15,716       0.0%
    Bilfinger SE                                                  2,929     139,399       0.1%
    Borussia Dortmund GmbH & Co. KGaA                             9,378      61,978       0.0%
    CANCOM SE                                                     1,419     166,308       0.1%
    Carl Zeiss Meditec AG                                         2,614     177,784       0.1%
    CECONOMY AG                                                   8,246      92,403       0.0%
    CENIT AG                                                      1,323      32,737       0.0%
    CENTROTEC Sustainable AG                                      1,248      20,021       0.0%
    Cewe Stiftung & Co. KGAA                                        629      64,390       0.0%
    Comdirect Bank AG                                             4,102      62,912       0.0%
    CompuGroup Medical SE                                         2,314     120,558       0.1%
    CropEnergies AG                                               2,141      13,204       0.0%
    CTS Eventim AG & Co. KGaA                                     3,591     167,938       0.1%
    Delticom AG                                                     212       2,484       0.0%
    Deutsche Beteiligungs AG                                      1,347      59,837       0.0%
    Deutsche EuroShop AG                                          3,874     139,233       0.1%
    Deutsche Pfandbriefbank AG                                    8,857     143,272       0.1%
    Deutz AG                                                     12,197     117,836       0.1%
*   Dialog Semiconductor P.L.C.                                   5,170     110,062       0.1%
    DIC Asset AG                                                  5,269      64,828       0.0%
*   Diebold Nixdorf AG                                              184      14,614       0.0%
    DMG Mori AG                                                   2,097     120,806       0.1%
    Dr Hoenle AG                                                    472      40,942       0.0%
    Draegerwerk AG & Co. KGaA                                       307      18,861       0.0%
    Duerr AG                                                      2,121     210,493       0.1%
    Eckert & Ziegler AG                                             388      17,050       0.0%
    EDAG Engineering Group AG                                       515       9,844       0.0%
    Elmos Semiconductor AG                                        1,053      34,135       0.0%
    ElringKlinger AG                                              2,610      47,186       0.0%
    Ferratum Oyj                                                    453      14,583       0.0%
    Fielmann AG                                                     734      60,275       0.0%
*   First Sensor AG                                                 880      24,801       0.0%
    Freenet AG                                                   13,208     419,273       0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
GERMANY -- (Continued)
    Fuchs Petrolub SE                                             1,655 $ 85,035       0.0%
    Gerresheimer AG                                               2,466  200,597       0.1%
    Gerry Weber International AG                                  2,328   22,176       0.0%
    Gesco AG                                                      1,167   39,871       0.0%
    GFT Technologies SE                                           1,914   30,239       0.0%
    Grammer AG                                                    1,330   85,693       0.0%
    Grand City Properties SA                                      2,098   50,545       0.0%
    GRENKE AG                                                     1,581  186,399       0.1%
*   H&R GmbH & Co. KGaA                                           1,853   27,257       0.0%
    Hamburger Hafen und Logistik AG                               2,121   50,930       0.0%
#*  Hapag-Lloyd AG                                                  550   23,544       0.0%
*   Heidelberger Druckmaschinen AG                               27,857  103,486       0.1%
    Hella GmbH & Co KGaA                                          2,270  140,015       0.1%
    Hornbach Baumarkt AG                                          1,015   34,144       0.0%
    Hugo Boss AG                                                  5,208  488,228       0.2%
    Indus Holding AG                                              2,104  150,578       0.1%
    Isra Vision AG                                                  280   61,659       0.0%
    Jenoptik AG                                                   5,689  206,388       0.1%
    K+S AG                                                       17,037  500,371       0.2%
    Kloeckner & Co. SE                                           11,414  139,127       0.1%
    Koenig & Bauer AG                                             1,415  116,134       0.1%
    Krones AG                                                     1,311  167,952       0.1%
    KSB SE & Co. KGaA                                                31   16,374       0.0%
    KWS Saat SE                                                     187   67,476       0.0%
    Lanxess AG                                                    7,260  537,779       0.2%
    LEG Immobilien AG                                             4,872  561,757       0.2%
    Leifheit AG                                                     754   22,142       0.0%
    Leoni AG                                                      3,152  197,401       0.1%
*   Manz AG                                                         281   11,500       0.0%
*   Medigene AG                                                   1,273   20,511       0.0%
    METRO AG                                                      1,304   18,865       0.0%
    MLP SE                                                        7,438   44,949       0.0%
    Nemetschek SE                                                 2,828  338,899       0.1%
    Nexus AG                                                      1,759   58,790       0.0%
*   Nordex SE                                                     4,088   46,836       0.0%
    Norma Group SE                                                2,949  216,233       0.1%
    OHB SE                                                          506   22,465       0.0%
    OSRAM Licht AG                                                4,440  255,260       0.1%
    paragon AG                                                      263   16,837       0.0%
*   Patrizia Immobilien AG                                        5,180  103,405       0.1%
    Pfeiffer Vacuum Technology AG                                   720  106,523       0.1%
    PNE Wind AG                                                   6,074   18,007       0.0%
    PSI Software AG                                                 450    9,003       0.0%
    Puma SE                                                         210  102,253       0.0%
*   QIAGEN NV                                                     7,937  259,638       0.1%
    QSC AG                                                        8,683   17,221       0.0%
    Rational AG                                                     110   68,795       0.0%
    Rheinmetall AG                                                4,040  527,952       0.2%
    RHOEN-KLINIKUM AG                                             4,034  131,905       0.1%
    RIB Software SE                                               3,595   95,266       0.0%
*   Rocket Internet SE                                            3,593  104,832       0.1%
    S&T AG                                                        5,146  132,098       0.1%
    SAF-Holland SA                                                4,741   88,278       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
GERMANY -- (Continued)
    Salzgitter AG                                                  3,819 $   209,723       0.1%
*   Schaltbau Holding AG                                             369      11,431       0.0%
    Secunet Security Networks AG                                     157      18,565       0.0%
    SHW AG                                                           529      22,588       0.0%
    Siltronic AG                                                   1,194     191,191       0.1%
    Sixt Leasing SE                                                1,354      29,071       0.0%
    Sixt SE                                                        1,196     140,733       0.1%
    SMA Solar Technology AG                                        1,447      88,932       0.0%
    Software AG                                                    4,950     243,334       0.1%
    Stabilus SA                                                    1,917     172,328       0.1%
    Stroeer SE & Co. KGaA                                          2,162     158,247       0.1%
    Suedzucker AG                                                  6,873     114,233       0.1%
*   SUESS MicroTec SE                                              2,434      37,403       0.0%
    Surteco SE                                                       689      22,009       0.0%
    TAG Immobilien AG                                             12,267     259,226       0.1%
    Takkt AG                                                       2,567      53,024       0.0%
    Technotrans AG                                                   637      32,204       0.0%
*   Tele Columbus AG                                               3,055      28,027       0.0%
    TLG Immobilien AG                                              7,017     201,870       0.1%
*   Tom Tailor Holding SE                                          3,567      38,416       0.0%
    Uniper SE                                                      1,423      43,998       0.0%
    VERBIO Vereinigte BioEnergie AG                                2,533      12,191       0.0%
*   Vossloh AG                                                       879      44,514       0.0%
    VTG AG                                                         1,166      66,516       0.0%
    Wacker Chemie AG                                               1,113     200,009       0.1%
    Wacker Neuson SE                                               3,397     109,284       0.1%
    Washtec AG                                                       999      96,028       0.0%
    Wuestenrot & Wuerttembergische AG                              2,745      66,146       0.0%
    XING SE                                                          282      87,411       0.0%
    Zeal Network SE                                                  472      15,239       0.0%
                                                                         -----------       ---
TOTAL GERMANY                                                             14,364,279       5.9%
                                                                         -----------       ---
HONG KONG -- (2.6%)
*   13 Holdings, Ltd. (The)                                       54,450       3,949       0.0%
#   Agritrade Resources, Ltd.                                    320,000      59,864       0.0%
    Alco Holdings, Ltd.                                           20,000       3,509       0.0%
    Allied Group, Ltd.                                            13,600      85,575       0.1%
    Allied Properties HK, Ltd.                                   219,416      43,722       0.0%
    APAC Resources, Ltd.                                           6,569       1,066       0.0%
#*  Applied Development Holdings, Ltd.                           255,000      20,383       0.0%
    APT Satellite Holdings, Ltd.                                  43,500      20,604       0.0%
    Asia Financial Holdings, Ltd.                                 54,874      34,033       0.0%
    Asia Satellite Telecommunications Holdings, Ltd.              11,500       9,060       0.0%
#   Asia Standard International Group, Ltd.                       98,940      23,719       0.0%
    Associated International Hotels, Ltd.                         28,000      88,342       0.1%
*   Beijing Gas Blue Sky Holdings, Ltd.                          592,000      38,362       0.0%
    BOC Aviation, Ltd.                                             3,700      21,633       0.0%
    BOE Varitronix, Ltd.                                          20,009       9,626       0.0%
*   Bonjour Holdings, Ltd.                                        61,600       2,616       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.             86,000      28,031       0.0%
*   Brightoil Petroleum Holdings, Ltd.                           314,000      45,008       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
HONG KONG -- (Continued)
#*  Brockman Mining, Ltd.                                          256,330 $  3,834       0.0%
    Cafe de Coral Holdings, Ltd.                                    30,000   73,662       0.0%
*   Camsing International Holding, Ltd.                             40,000   30,677       0.0%
    Century City International Holdings, Ltd.                       43,340    4,122       0.0%
*   Champion Technology Holdings, Ltd.                               4,429      428       0.0%
    Chen Hsong Holdings                                             30,000    8,522       0.0%
    Chevalier International Holdings, Ltd.                           4,000    6,278       0.0%
*   China Energy Development Holdings, Ltd.                        162,000    1,589       0.0%
#   China Goldjoy Group, Ltd.                                      636,000   41,713       0.0%
*   China HKBridge Holdings, Ltd.                                   82,000   22,949       0.0%
#*  China LNG Group, Ltd.                                          278,000   38,925       0.0%
    China Motor Bus Co., Ltd.                                        1,600   20,042       0.0%
*   China Soft Power Technology Holdings, Ltd.                      32,290      445       0.0%
*   China Strategic Holdings, Ltd.                               1,321,250   14,065       0.0%
*   China Touyun Tech Group, Ltd.                                  430,000    8,077       0.0%
#   Chinese Estates Holdings, Ltd.                                  47,000   69,905       0.0%
    Chong Hing Bank, Ltd.                                           21,000   42,450       0.0%
    Chow Sang Sang Holdings International, Ltd.                     27,000   59,275       0.0%
    Chuang's Consortium International, Ltd.                         56,000   12,641       0.0%
    CITIC Telecom International Holdings, Ltd.                     207,000   60,972       0.0%
    CK Life Sciences Intl Holdings, Inc.                           352,000   25,413       0.0%
    CNQC International Holdings, Ltd.                               30,000   10,895       0.0%
#*  Convoy Global Holdings, Ltd.                                   516,000    8,238       0.0%
#   Cowell e Holdings, Inc.                                         47,000   10,774       0.0%
*   CP Lotus Corp.                                                 290,000    4,240       0.0%
#   Cross-Harbour Holdings, Ltd. (The)                              30,658   50,629       0.0%
    CSI Properties, Ltd.                                           859,543   55,542       0.0%
*   CST Group, Ltd.                                              2,064,000    9,156       0.0%
    Dah Sing Banking Group, Ltd.                                    38,528   91,491       0.1%
    Dah Sing Financial Holdings, Ltd.                               15,406  102,876       0.1%
    Dickson Concepts International, Ltd.                            14,500    5,301       0.0%
*   eForce Holdings, Ltd.                                          696,000   17,474       0.0%
    Emperor Capital Group, Ltd.                                    270,000   20,807       0.0%
    Emperor Entertainment Hotel, Ltd.                               40,000    8,995       0.0%
    Emperor International Holdings, Ltd.                           140,333   42,571       0.0%
    Emperor Watch & Jewellery, Ltd.                                210,000   14,381       0.0%
#   Enerchina Holdings, Ltd.                                       156,600    8,917       0.0%
#*  Esprit Holdings, Ltd.                                          189,750   65,562       0.0%
#   Fairwood Holdings, Ltd.                                         10,500   40,042       0.0%
    Far East Consortium International, Ltd.                        161,876   92,445       0.1%
#   FIH Mobile, Ltd.                                               347,000   59,491       0.0%
    First Pacific Co., Ltd.                                        166,000   85,004       0.1%
    Fountain SET Holdings, Ltd.                                     28,000    4,306       0.0%
*   Freeman FinTech Corp., Ltd.                                    620,000   91,964       0.1%
*   Future World Financial Holdings, Ltd.                            8,383      200       0.0%
*   G-Resources Group, Ltd.                                      2,577,000   20,940       0.0%
*   GCL New Energy Holdings, Ltd.                                  830,000   46,037       0.0%
    Get Nice Financial Group, Ltd.                                  16,275    2,634       0.0%
    Get Nice Holdings, Ltd.                                        651,000   23,951       0.0%
    Giordano International, Ltd.                                   108,000   65,996       0.0%
*   Global Brands Group Holding, Ltd.                              634,000   31,243       0.0%
    Glorious Sun Enterprises, Ltd.                                  72,000    7,946       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
HONG KONG -- (Continued)
#*  Gold-Finance Holdings, Ltd.                                     58,000 $ 23,023       0.0%
    Goodbaby International Holdings, Ltd.                          129,000   81,880       0.1%
    Great Eagle Holdings, Ltd.                                      13,225   66,803       0.0%
    Guotai Junan International Holdings, Ltd.                      254,400   76,011       0.0%
    Haitong International Securities Group, Ltd.                   184,378  107,481       0.1%
    Hanison Construction Holdings, Ltd.                             27,198    4,944       0.0%
*   Hao Tian Development Group, Ltd.                               400,400   14,976       0.0%
    Harbour Centre Development, Ltd.                                13,500   25,057       0.0%
    HKBN, Ltd.                                                      76,000  106,410       0.1%
    HKR International, Ltd.                                         74,533   45,349       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                         4,400   25,093       0.0%
    Hong Kong Ferry Holdings Co., Ltd.                              23,000   26,432       0.0%
#   Hong Kong International Construction Investment Management
      Group Co., Ltd.                                               32,000    8,399       0.0%
#*  Hong Kong Television Network, Ltd.                              32,239   11,656       0.0%
#   Hongkong & Shanghai Hotels, Ltd. (The)                          54,000   81,842       0.1%
#   Hongkong Chinese, Ltd.                                          90,000   15,689       0.0%
    Hopewell Holdings, Ltd.                                         51,166  181,502       0.1%
*   Hsin Chong Group Holdings, Ltd.                                      3       --       0.0%
*   Huarong International Financial Holdings, Ltd.                  33,000    6,476       0.0%
    Hung Hing Printing Group, Ltd.                                  29,815    6,792       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.          162,000   59,546       0.0%
    IGG, Inc.                                                       92,000  138,358       0.1%
*   Imagi International Holdings, Ltd.                              22,800    2,872       0.0%
    IT, Ltd.                                                        54,000   26,205       0.0%
    ITC Properties Group, Ltd.                                      30,000   10,568       0.0%
    Johnson Electric Holdings, Ltd.                                 29,375  102,270       0.1%
    Kerry Logistics Network, Ltd.                                   61,000   93,149       0.1%
    Kowloon Development Co., Ltd.                                   41,000   46,187       0.0%
    L'Occitane International SA                                     32,250   59,822       0.0%
    Lai Sun Development Co., Ltd.                                   30,608   47,290       0.0%
    Lai Sun Garment International, Ltd.                              9,000   12,947       0.0%
*   Landing International Development, Ltd.                        540,000   12,244       0.0%
    Landsea Green Group Co., Ltd.                                  180,000   23,676       0.0%
    Lifestyle International Holdings, Ltd.                          55,000  102,812       0.1%
    Lippo China Resources, Ltd.                                    586,000   18,161       0.0%
    Liu Chong Hing Investment, Ltd.                                 18,000   28,941       0.0%
    Luk Fook Holdings International, Ltd.                           30,000  125,392       0.1%
    Lung Kee Bermuda Holdings                                       26,000   13,459       0.0%
#*  Macau Legend Development, Ltd.                                 293,000   46,472       0.0%
    Magnificent Hotel Investment, Ltd.                             336,000    9,125       0.0%
    Man Wah Holdings, Ltd.                                         127,200   94,074       0.1%
#*  Mason Group Holdings, Ltd.                                   2,129,598   55,816       0.0%
*   Master Glory Group, Ltd.                                       660,000    6,294       0.0%
    Microport Scientific Corp.                                      36,000   41,922       0.0%
#*  Midland Holdings, Ltd.                                          60,000   16,279       0.0%
*   Midland IC&I, Ltd.                                              30,000    1,261       0.0%
    Ming Fai International Holdings, Ltd.                           44,000    6,617       0.0%
#   Miramar Hotel & Investment                                      20,000   39,207       0.0%
    Modern Dental Group, Ltd.                                       43,000   12,319       0.0%
*   Mongolian Mining Corp.                                         171,249    3,254       0.0%
    NagaCorp, Ltd.                                                 186,000  192,295       0.1%
    Nameson Holdings, Ltd.                                          74,000   14,699       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
HONG KONG -- (Continued)
*   New Times Energy Corp., Ltd.                                  52,200 $  1,220       0.0%
*   Newocean Energy Holdings, Ltd.                               110,000   25,621       0.0%
*   Next Digital, Ltd.                                            38,000    1,305       0.0%
*   Nimble Holdings Co., Ltd.                                     28,000    4,867       0.0%
    OP Financial, Ltd.                                           116,000   46,280       0.0%
    Orange Sky Golden Harvest Entertainment Holdings, Ltd.       115,000    7,561       0.0%
    Orient Overseas International, Ltd.                           18,000  171,152       0.1%
    Oriental Watch Holdings                                       14,000    4,581       0.0%
*   Pacific Andes International Holdings, Ltd.                   126,000      440       0.0%
*   Pacific Basin Shipping, Ltd.                                 490,000  130,288       0.1%
    Pacific Textiles Holdings, Ltd.                               64,000   58,549       0.0%
    Paliburg Holdings, Ltd.                                       26,000   11,366       0.0%
#*  Paradise Entertainment, Ltd.                                  40,000    4,918       0.0%
#   Pico Far East Holdings, Ltd.                                  96,000   39,009       0.0%
    Playmates Toys, Ltd.                                          60,000    6,634       0.0%
    Polytec Asset Holdings, Ltd.                                  30,000    2,554       0.0%
    Public Financial Holdings, Ltd.                               24,000   10,280       0.0%
*   PYI Corp., Ltd.                                              169,839    2,997       0.0%
#*  Realord Group Holdings, Ltd.                                  54,000   33,017       0.0%
    Regal Hotels International Holdings, Ltd.                     29,000   19,415       0.0%
#   Regina Miracle International Holdings, Ltd.                   43,000   36,895       0.0%
    SA SA International Holdings, Ltd.                           123,274   76,489       0.1%
#   SEA Holdings, Ltd.                                            50,046   82,644       0.1%
    Shenwan Hongyuan HK, Ltd.                                     25,000    7,704       0.0%
    Shun Ho Property Investments, Ltd.                             5,544    2,011       0.0%
    Shun Tak Holdings, Ltd.                                      190,000   78,198       0.1%
    Sing Tao News Corp., Ltd.                                     14,000    1,940       0.0%
    Singamas Container Holdings, Ltd.                            132,000   21,027       0.0%
    SITC International Holdings Co., Ltd.                        119,000  126,788       0.1%
    SmarTone Telecommunications Holdings, Ltd.                    53,500   56,561       0.0%
*   SOCAM Development, Ltd.                                       28,127    6,395       0.0%
#*  Solartech International Holdings, Ltd.                       160,000   25,654       0.0%
*   Solomon Systech International, Ltd.                           58,000    2,494       0.0%
    Soundwill Holdings, Ltd.                                       4,000    7,115       0.0%
    Stella International Holdings, Ltd.                           55,000   64,811       0.0%
#*  Summit Ascent Holdings, Ltd.                                  92,000   10,991       0.0%
    Sun Hung Kai & Co., Ltd.                                      50,464   31,133       0.0%
    TAI Cheung Holdings, Ltd.                                     37,000   40,754       0.0%
    Tao Heung Holdings, Ltd.                                      17,000    3,090       0.0%
#   Television Broadcasts, Ltd.                                   32,000  101,553       0.1%
    Texwinca Holdings, Ltd.                                       78,000   39,217       0.0%
    TK Group Holdings, Ltd.                                       30,000   22,217       0.0%
*   Tom Group, Ltd.                                              176,000   49,108       0.0%
#   Town Health International Medical Group, Ltd.                330,000   21,759       0.0%
    Transport International Holdings, Ltd.                        22,800   69,080       0.0%
*   Trinity, Ltd.                                                 58,000    5,856       0.0%
*   TSC Group Holdings, Ltd.                                      39,000    3,379       0.0%
    Union Medical Healthcare, Ltd.                                46,000   21,439       0.0%
#*  United Laboratories International Holdings, Ltd. (The)        59,000   64,006       0.0%
    Upbest Group, Ltd.                                           148,000   19,252       0.0%
#   Value Partners Group, Ltd.                                    59,000   55,808       0.0%
*   Victory City International Holdings, Ltd.                     36,937      506       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
HONG KONG -- (Continued)
    Vitasoy International Holdings, Ltd.                          62,000 $  164,417       0.1%
#   VPower Group International Holdings, Ltd.                     35,000     18,215       0.0%
    VSTECS Holdings, Ltd.                                         89,600     46,749       0.0%
    VTech Holdings, Ltd.                                          13,200    160,727       0.1%
    Wai Kee Holdings, Ltd.                                        52,000     30,075       0.0%
    Wang On Group, Ltd.                                          260,000      3,791       0.0%
    Wing On Co. International, Ltd.                               14,000     52,070       0.0%
    Wing Tai Properties, Ltd.                                      6,000      4,651       0.0%
#*  Yat Sing Holdings, Ltd.                                      150,000      8,732       0.0%
    Yeebo International Holdings, Ltd.                            24,000      6,751       0.0%
    YGM Trading, Ltd.                                              4,000      3,090       0.0%
    Yugang International, Ltd.                                   576,000     15,565       0.0%
*   Yunfeng Financial Group, Ltd.                                 20,000     11,787       0.0%
                                                                         ----------       ---
TOTAL HONG KONG                                                           6,829,030       2.8%
                                                                         ----------       ---
IRELAND -- (0.4%)
    C&C Group P.L.C.                                              22,711     85,379       0.1%
    Datalex P.L.C.                                                   874      2,778       0.0%
    FBD Holdings P.L.C.(0329028)                                   1,308     18,715       0.0%
    FBD Holdings P.L.C.(4330231)                                   1,355     19,234       0.0%
    Glanbia P.L.C.                                                 9,570    161,640       0.1%
    Irish Continental Group P.L.C.(BLP5857)                        6,582     44,590       0.0%
    Irish Continental Group P.L.C.(BLP59W1)                        3,760     25,549       0.0%
*   Kenmare Resources P.L.C.                                         255        766       0.0%
    Kingspan Group P.L.C.(0492793)                                 5,394    243,041       0.1%
    Kingspan Group P.L.C.(4491235)                                 1,360     61,566       0.0%
    Smurfit Kappa Group P.L.C.                                     7,031    299,717       0.1%
                                                                         ----------       ---
TOTAL IRELAND                                                               962,975       0.4%
                                                                         ----------       ---
ISRAEL -- (0.7%)
*   ADO Group, Ltd.                                                1,623     29,591       0.0%
*   Africa Israel Properties, Ltd.                                 1,216     28,031       0.0%
*   Airport City, Ltd.                                             6,659     76,030       0.1%
*   Allot Communications, Ltd.                                     3,228     16,330       0.0%
    Alony Hetz Properties & Investments, Ltd.                      1,433     12,712       0.0%
    Alrov Properties and Lodgings, Ltd.                              487     16,445       0.0%
    Amot Investments, Ltd.                                        10,843     53,436       0.1%
    Ashtrom Properties, Ltd.                                       2,835     11,890       0.0%
*   AudioCodes, Ltd.                                               2,455     17,613       0.0%
    Bayside Land Corp.                                                53     22,998       0.0%
    Big Shopping Centers, Ltd.                                       347     22,278       0.0%
    Blue Square Real Estate, Ltd.                                    407     14,563       0.0%
*   Brack Capital Properties NV                                      328     36,437       0.0%
#   Carasso Motors, Ltd.                                           2,404     15,019       0.0%
*   Cellcom Israel, Ltd.                                           5,134     34,989       0.0%
*   Clal Biotechnology Industries, Ltd.                            4,323      3,267       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                      2,083     32,594       0.0%
*   Compugen, Ltd.                                                 3,299     11,624       0.0%
    Danel Adir Yeoshua, Ltd.                                         240     11,294       0.0%
    Delek Automotive Systems, Ltd.                                 4,148     29,749       0.0%
    Delta-Galil Industries, Ltd.                                   1,324     37,877       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
ISRAEL -- (Continued)
    Dexia Israel Bank Ltd.                                            56 $   10,786       0.0%
    Direct Insurance Financial Investments, Ltd.                     901     10,973       0.0%
    El Al Israel Airlines                                         28,107      8,064       0.0%
    Electra Consumer Products 1970, Ltd.                             515      7,409       0.0%
    Electra, Ltd.                                                    177     44,381       0.0%
*   Enlight Renewable Energy, Ltd.                                23,248     10,672       0.0%
    First International Bank Of Israel, Ltd.                       3,594     74,088       0.1%
    FMS Enterprises Migun, Ltd.                                      266      7,991       0.0%
    Formula Systems 1985, Ltd.                                       809     27,819       0.0%
    Fox Wizel, Ltd.                                                  516      8,943       0.0%
*   Gilat Satellite Networks, Ltd.                                 2,140     18,072       0.0%
    Hadera Paper, Ltd.                                               146      9,746       0.0%
    Harel Insurance Investments & Financial Services, Ltd.        10,397     75,471       0.1%
    Hilan, Ltd.                                                    1,395     30,485       0.0%
    IDI Insurance Co., Ltd.                                          657     39,550       0.0%
*   Industrial Buildings Corp., Ltd.                              12,778     16,360       0.0%
    Inrom Construction Industries, Ltd.                            3,693     15,534       0.0%
*   Intec Pharma, Ltd.                                             2,435     12,554       0.0%
*   Israel Discount Bank, Ltd. Class A                             3,372      9,337       0.0%
    Isras Investment Co., Ltd.                                        89     10,128       0.0%
*   Jerusalem Oil Exploration                                        820     46,042       0.0%
*   Kamada, Ltd.                                                   1,265      5,967       0.0%
    Kenon Holdings, Ltd.                                           1,743     27,060       0.0%
    Kerur Holdings, Ltd.                                             357      9,861       0.0%
    Magic Software Enterprises, Ltd.                               2,800     22,914       0.0%
    Matrix IT, Ltd.                                                3,427     37,713       0.0%
    Maytronics, Ltd.                                               2,871     13,697       0.0%
*   Mazor Robotics, Ltd.                                           1,564     41,754       0.0%
*   Mazor Robotics, Ltd. Sponsored ADR                               900     47,799       0.0%
    Mediterranean Towers, Ltd.                                    10,111     18,686       0.0%
    Mega Or Holdings, Ltd.                                         1,091     13,074       0.0%
    Melisron, Ltd.                                                 1,608     65,656       0.1%
    Menora Mivtachim Holdings, Ltd.                                3,053     34,190       0.0%
    Migdal Insurance & Financial Holding, Ltd.                    34,652     33,937       0.0%
    Naphtha Israel Petroleum Corp., Ltd.                           4,099     25,721       0.0%
    Neto ME Holdings, Ltd.                                            95      8,386       0.0%
*   Nova Measuring Instruments, Ltd.                               2,529     67,123       0.1%
    Oil Refineries, Ltd.                                         131,860     57,056       0.1%
*   Partner Communications Co., Ltd.                               9,203     37,905       0.0%
    Paz Oil Co., Ltd.                                                552     80,868       0.1%
*   Phoenix Holdings, Ltd. (The)                                   4,361     22,256       0.0%
    Plasson Industries, Ltd.                                         283     13,153       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.             415     18,963       0.0%
    Scope Metals Group, Ltd.                                         432     11,360       0.0%
    Shapir Engineering and Industry, Ltd.                          6,358     20,434       0.0%
    Shikun & Binui, Ltd.                                          22,660     38,404       0.0%
    Shufersal, Ltd.                                                9,016     51,613       0.0%
*   SodaStream International, Ltd.                                    84      7,915       0.0%
    Strauss Group, Ltd.                                              956     19,668       0.0%
    Summit Real Estate Holdings, Ltd.                              1,890     16,993       0.0%
                                                                         ----------       ---
TOTAL ISRAEL                                                              1,899,298       0.8%
                                                                         ----------       ---

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
ITALY -- (4.2%)
    A2A SpA                                                      138,559 $278,607       0.1%
    ACEA SpA                                                       5,177   90,824       0.0%
    Amplifon SpA                                                   9,533  178,084       0.1%
    Anima Holding SpA                                             27,499  197,304       0.1%
*   Ansaldo STS SpA                                               10,015  149,831       0.1%
*   Arnoldo Mondadori Editore SpA                                 16,088   31,467       0.0%
    Ascopiave SpA                                                 10,073   41,321       0.0%
#   Astaldi SpA                                                    5,928   16,804       0.0%
    Autogrill SpA                                                 13,630  173,710       0.1%
#   Azimut Holding SpA                                             9,557  200,649       0.1%
*   Banca Carige SpA                                              13,880      150       0.0%
    Banca Generali SpA                                             5,705  185,065       0.1%
    Banca IFIS SpA                                                 2,374   93,531       0.0%
#   Banca Mediolanum SpA                                          19,166  153,606       0.1%
    Banca Popolare di Sondrio SCPA                                43,376  204,928       0.1%
#   Banca Profilo SpA                                             12,870    3,513       0.0%
#   Banca Sistema SpA                                              3,568    9,800       0.0%
#*  Banco BPM SpA                                                139,820  507,175       0.2%
    Banco di Desio e della Brianza SpA                             5,000   14,315       0.0%
    BasicNet SpA                                                   3,790   17,677       0.0%
    Biesse SpA                                                     1,304   68,685       0.0%
    BPER Banca                                                    77,375  446,646       0.2%
    Brembo SpA                                                    13,132  193,468       0.1%
    Brunello Cucinelli SpA                                         3,349  111,237       0.1%
    Buzzi Unicem SpA                                               6,932  175,023       0.1%
    Cairo Communication SpA                                       12,430   56,054       0.0%
*   Caltagirone Editore SpA                                        3,000    4,792       0.0%
#*  Carraro SpA                                                    2,536    9,531       0.0%
    Cembre SpA                                                       355   10,713       0.0%
    Cementir Holding SpA                                           7,083   59,222       0.0%
    Cerved Information Solutions SpA                              18,269  221,072       0.1%
    CIR-Compagnie Industriali Riunite SpA                         53,770   70,686       0.0%
    Credito Emiliano SpA                                           9,212   81,013       0.0%
#*  Credito Valtellinese SpA                                     912,608  142,030       0.1%
    Danieli & C Officine Meccaniche SpA                            1,716   47,195       0.0%
#   Datalogic SpA                                                  1,800   57,359       0.0%
    De' Longhi SpA                                                 5,135  153,510       0.1%
    DeA Capital SpA                                               11,197   20,260       0.0%
    DiaSorin SpA                                                   1,853  174,600       0.1%
    Ei Towers SpA                                                  1,896  109,741       0.0%
    El.En. SpA                                                       866   34,083       0.0%
    Enav SpA                                                      20,983  114,374       0.1%
    ERG SpA                                                        7,232  173,264       0.1%
#   Esprinet SpA                                                   2,060   10,856       0.0%
    Falck Renewables SpA                                          15,017   36,356       0.0%
#   Fila SpA                                                       1,322   27,813       0.0%
*   Fincantieri SpA                                               73,654  115,729       0.1%
    FinecoBank Banca Fineco SpA                                   27,784  330,845       0.1%
#*  GEDI Gruppo Editoriale SpA                                     7,849    3,981       0.0%
#   Geox SpA                                                       8,460   28,455       0.0%
    Gruppo MutuiOnline SpA                                         2,306   44,251       0.0%
    Hera SpA                                                      73,921  273,274       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
ITALY -- (Continued)
    IMA Industria Macchine Automatiche SpA                         1,214 $117,801       0.1%
*   IMMSI SpA                                                      8,658    6,294       0.0%
    Infrastrutture Wireless Italiane SpA                          17,186  138,327       0.1%
#*  Intek Group SpA                                               17,854    6,788       0.0%
    Interpump Group SpA                                            6,610  209,979       0.1%
    Iren SpA                                                      67,680  205,625       0.1%
    Italgas SpA                                                   42,309  273,786       0.1%
    Italmobiliare SpA                                              1,450   39,354       0.0%
    IVS Group SA                                                     649    8,716       0.0%
#*  Juventus Football Club SpA                                    35,222   26,723       0.0%
    La Doria SpA                                                   1,865   27,196       0.0%
    Maire Tecnimont SpA                                           13,460   68,411       0.0%
    MARR SpA                                                       3,575  107,852       0.0%
    Massimo Zanetti Beverage Group SpA                             1,475   12,907       0.0%
#*  Mediaset SpA                                                  57,273  227,254       0.1%
    Moncler SpA                                                    8,821  397,579       0.2%
    Nice SpA                                                       3,992   14,715       0.0%
*   Openjobmetis SpA agenzia per il lavoro                           845   12,276       0.0%
    OVS SpA                                                       16,480   69,996       0.0%
    Parmalat SpA                                                   9,069   33,068       0.0%
    Piaggio & C SpA                                               17,026   44,665       0.0%
    Prima Industrie SpA                                              444   21,967       0.0%
    Prysmian SpA                                                   8,790  258,400       0.1%
    RAI Way SpA                                                    5,884   33,299       0.0%
    Reno de Medici SpA                                            14,504   13,277       0.0%
    Reply SpA                                                      1,920  121,347       0.1%
#*  Retelit SpA                                                   11,003   25,886       0.0%
#*  Rizzoli Corriere Della Sera Mediagroup SpA                    10,634   14,978       0.0%
    Sabaf SpA                                                      1,277   29,476       0.0%
    SAES Getters SpA                                                 616   16,637       0.0%
#*  Safilo Group SpA                                               2,996   15,020       0.0%
#*  Saipem SpA                                                    60,060  229,384       0.1%
#   Salini Impregilo SpA                                          21,276   60,874       0.0%
#   Salvatore Ferragamo SpA                                        3,890  114,943       0.1%
    Saras SpA                                                     48,346  115,382       0.1%
    Sesa SpA                                                         455   14,428       0.0%
*   Snaitech SpA                                                  12,340   32,558       0.0%
    Societa Cattolica di Assicurazioni SC                         18,931  201,556       0.1%
    Societa Iniziative Autostradali e Servizi SpA                  7,043  149,192       0.1%
*   Sogefi SpA                                                     3,015   11,804       0.0%
    SOL SpA                                                        2,651   36,336       0.0%
    Tamburi Investment Partners SpA                               10,905   80,676       0.0%
    Technogym SpA                                                  7,877   95,558       0.0%
*   Tiscali SpA                                                  110,959    4,061       0.0%
#   Tod's SpA                                                      1,433  110,650       0.1%
#*  Trevi Finanziaria Industriale SpA                              6,018    3,059       0.0%
#   Unione di Banche Italiane SpA                                103,294  532,038       0.2%
    Unipol Gruppo SpA                                             44,425  237,946       0.1%
#   UnipolSai Assicurazioni SpA                                   80,147  215,392       0.1%
    Vittoria Assicurazioni SpA                                     4,244   60,248       0.0%
*   Yoox Net-A-Porter Group SpA                                    5,096  233,165       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
ITALY -- (Continued)
    Zignago Vetro SpA                                             2,192 $    22,019       0.0%
                                                                        -----------       ---
TOTAL ITALY                                                              11,115,347       4.6%
                                                                        -----------       ---
JAPAN -- (23.4%)
    77 Bank, Ltd. (The)                                           7,300     180,365       0.1%
    A&D Co., Ltd.                                                 3,000      18,877       0.0%
    Abist Co., Ltd.                                                 500      21,782       0.0%
#*  Access Co., Ltd.                                              4,800      47,528       0.0%
    Achilles Corp.                                                2,500      51,945       0.0%
    Adastria Co., Ltd.                                            2,040      35,390       0.0%
    ADEKA Corp.                                                   7,700     136,733       0.1%
    Advan Co., Ltd.                                               1,600      14,604       0.0%
    Aeon Delight Co., Ltd.                                        1,800      62,975       0.0%
    Aeon Fantasy Co., Ltd.                                          800      42,071       0.0%
#   Aeon Hokkaido Corp.                                           1,400      10,216       0.0%
#   Aeria, Inc.                                                   2,100      29,061       0.0%
    Agro-Kanesho Co., Ltd.                                          900      23,831       0.0%
    Ahresty Corp.                                                 2,700      24,507       0.0%
    Ai Holdings Corp.                                             3,200      85,398       0.1%
    Aica Kogyo Co., Ltd.                                          1,800      67,679       0.0%
    Aichi Bank, Ltd. (The)                                          800      38,230       0.0%
#   Aichi Corp.                                                   5,600      39,831       0.0%
    Aichi Steel Corp.                                             1,500      64,741       0.0%
    Aichi Tokei Denki Co., Ltd.                                     300      11,348       0.0%
    Aida Engineering, Ltd.                                        4,000      46,599       0.0%
#   Ain Holdings, Inc.                                            1,400      93,244       0.1%
    Aiphone Co., Ltd.                                             1,100      18,400       0.0%
    Airport Facilities Co., Ltd.                                  3,500      20,250       0.0%
    Aisan Industry Co., Ltd.                                      4,170      43,023       0.0%
    AIT Corp.                                                     1,800      19,673       0.0%
    Aizawa Securities Co., Ltd.                                   5,200      36,771       0.0%
    Ajis Co., Ltd.                                                  800      22,958       0.0%
#*  Akatsuki, Inc.                                                  500      21,477       0.0%
*   Akebono Brake Industry Co., Ltd.                             14,000      35,963       0.0%
    Akita Bank, Ltd. (The)                                        2,400      65,645       0.0%
    Albis Co., Ltd.                                                 800      26,625       0.0%
#   Alconix Corp.                                                 1,600      28,585       0.0%
    Alinco, Inc.                                                  2,200      21,909       0.0%
    Alpen Co., Ltd.                                               2,000      43,909       0.0%
    Alpha Corp.                                                     500       8,124       0.0%
    Alpha Systems, Inc.                                           1,300      26,972       0.0%
    Alpine Electronics, Inc.                                      3,800      71,858       0.0%
    Alps Logistics Co., Ltd.                                      2,000      16,521       0.0%
    Altech Corp.                                                  2,100      49,770       0.0%
    Amano Corp.                                                   4,200     104,101       0.1%
    Amiyaki Tei Co., Ltd.                                           300      14,734       0.0%
    Amuse, Inc.                                                   1,000      29,116       0.0%
    Anest Iwata Corp.                                             3,000      31,927       0.0%
    Anicom Holdings, Inc.                                         1,500      49,294       0.0%
    AOI Electronic Co., Ltd.                                        500      19,376       0.0%
    AOKI Holdings, Inc.                                           3,200      49,098       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Aomori Bank, Ltd. (The)                                       2,600 $ 80,941       0.1%
    Aoyama Trading Co., Ltd.                                      4,900  188,720       0.1%
    Aoyama Zaisan Networks Co., Ltd.                              1,600   28,335       0.0%
    Arakawa Chemical Industries, Ltd.                             1,800   32,824       0.0%
    Arata Corp.                                                     900   53,339       0.0%
    Arcland Sakamoto Co., Ltd.                                    4,400   69,420       0.0%
    Arcland Service Holdings Co., Ltd.                            2,000   42,671       0.0%
    Arcs Co., Ltd.                                                3,600   98,618       0.1%
    Arealink Co., Ltd.                                            1,400   46,202       0.0%
    Argo Graphics, Inc.                                           1,100   35,697       0.0%
    Ariake Japan Co., Ltd.                                          600   51,467       0.0%
*   Arisawa Manufacturing Co., Ltd.                               5,100   48,535       0.0%
    Artnature, Inc.                                               1,000    6,837       0.0%
    As One Corp.                                                    990   67,241       0.0%
    Asahi Co., Ltd.                                               2,700   33,166       0.0%
    Asahi Diamond Industrial Co., Ltd.                            4,500   43,105       0.0%
    Asahi Holdings, Inc.                                          2,900   52,953       0.0%
    Asahi Kogyosha Co., Ltd.                                        600   19,755       0.0%
    Asahi Printing Co., Ltd.                                      1,100   12,096       0.0%
    Asahi Yukizai Corp.                                           2,300   38,378       0.0%
    Asanuma Corp.                                                 8,000   29,335       0.0%
    Ashimori Industry Co., Ltd.                                     300    6,665       0.0%
    Asia Pile Holdings Corp.                                      2,200   12,926       0.0%
    ASKA Pharmaceutical Co., Ltd.                                 2,000   30,462       0.0%
#   ASKUL Corp.                                                   1,900   59,745       0.0%
#   Asukanet Co., Ltd.                                              600    8,556       0.0%
    Asunaro Aoki Construction Co., Ltd.                           1,800   17,352       0.0%
    Ateam, Inc.                                                   1,400   29,101       0.0%
    Atom Corp.                                                    9,000   81,254       0.1%
    Atsugi Co., Ltd.                                              1,500   16,908       0.0%
    Autobacs Seven Co., Ltd.                                      7,200  135,917       0.1%
    Avex, Inc.                                                    4,300   59,357       0.0%
    Awa Bank, Ltd. (The)                                         19,000  124,062       0.1%
    Axial Retailing, Inc.                                         1,800   73,378       0.1%
    Bando Chemical Industries, Ltd.                               5,100   61,207       0.0%
    Bank of Iwate, Ltd. (The)                                     2,000   78,337       0.1%
#   Bank of Nagoya, Ltd. (The)                                    1,400   52,066       0.0%
    Bank of Okinawa, Ltd. (The)                                   2,460  103,455       0.1%
    Bank of Saga, Ltd. (The)                                      1,600   36,711       0.0%
    Bank of the Ryukyus, Ltd.                                     3,600   55,224       0.0%
    Baroque Japan, Ltd.                                           1,700   17,862       0.0%
    BayCurrent Consulting, Inc.                                   1,100   39,104       0.0%
    Beenos, Inc.                                                  1,300   19,526       0.0%
    Belc Co., Ltd.                                                1,000   53,802       0.0%
    Bell System24 Holdings, Inc.                                  2,400   38,435       0.0%
    Belluna Co., Ltd.                                             6,900   80,255       0.1%
    Benefit One, Inc.                                             2,700   63,137       0.0%
#*  Bengo4.com, Inc.                                              1,100   17,926       0.0%
    Bic Camera, Inc.                                              3,200   52,441       0.0%
    Biofermin Pharmaceutical Co., Ltd.                              400   10,366       0.0%
    BML, Inc.                                                     2,000   50,619       0.0%
#   Bookoff Corp.                                                 1,000    7,633       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Bourbon Corp.                                                 1,100 $ 29,219       0.0%
#   BP Castrol K.K.                                               1,300   20,573       0.0%
    Broadleaf Co., Ltd.                                           5,600   26,648       0.0%
    BRONCO BILLY Co., Ltd.                                        1,100   43,096       0.0%
    Bunka Shutter Co., Ltd.                                       6,984   69,414       0.0%
    C Uyemura & Co., Ltd.                                           400   27,315       0.0%
    CAC Holdings Corp.                                            1,700   17,201       0.0%
    Can Do Co., Ltd.                                              1,000   16,606       0.0%
    Canon Electronics, Inc.                                       2,600   60,476       0.0%
    Capcom Co., Ltd.                                              4,400   84,108       0.1%
    Career Design Center Co., Ltd.                                  500    9,007       0.0%
#   Carlit Holdings Co., Ltd.                                     2,600   25,189       0.0%
    Cawachi, Ltd.                                                 1,800   41,851       0.0%
    Central Automotive Products, Ltd.                             1,600   24,815       0.0%
    Central Glass Co., Ltd.                                       3,400   80,555       0.1%
    Central Security Patrols Co., Ltd.                              900   32,325       0.0%
    Central Sports Co., Ltd.                                        400   13,596       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                  7,400   34,308       0.0%
#   Chilled & Frozen Logistics Holdings Co., Ltd.                 1,100   15,151       0.0%
    CHIMNEY Co., Ltd.                                               400   10,606       0.0%
    Chiyoda Co., Ltd.                                             1,700   40,862       0.0%
#   Chiyoda Corp.                                                13,000  133,481       0.1%
    Chiyoda Integre Co., Ltd.                                     1,900   43,641       0.0%
    Chofu Seisakusho Co., Ltd.                                    2,800   66,504       0.0%
    Chori Co., Ltd.                                               1,400   26,812       0.0%
    Chubu Shiryo Co., Ltd.                                        3,200   71,934       0.1%
    Chudenko Corp.                                                3,900  108,449       0.1%
    Chuetsu Pulp & Paper Co., Ltd.                                  800   14,191       0.0%
*   Chugai Mining Co., Ltd.                                       5,000    1,279       0.0%
    Chugai Ro Co., Ltd.                                             700   18,808       0.0%
    Chugoku Marine Paints, Ltd.                                   7,800   76,936       0.1%
    Chukyo Bank, Ltd. (The)                                       1,800   38,753       0.0%
    Chuo Spring Co., Ltd.                                           500   16,004       0.0%
    CI Takiron Corp.                                              8,000   48,816       0.0%
    Citizen Watch Co., Ltd.                                      20,600  153,487       0.1%
    CKD Corp.                                                     4,700   98,549       0.1%
    Clarion Co., Ltd.                                            12,000   33,597       0.0%
    Cleanup Corp.                                                 2,000   16,289       0.0%
    CMIC Holdings Co., Ltd.                                         600   13,759       0.0%
    CMK Corp.                                                     8,500   68,540       0.0%
    Coco's Japan Co., Ltd.                                          600   12,536       0.0%
    Cocokara fine, Inc.                                           2,379  172,061       0.1%
    COLOPL, Inc.                                                  5,000   37,760       0.0%
    Colowide Co., Ltd.                                            3,700   94,119       0.1%
    Computer Engineering & Consulting, Ltd.                       1,500   45,998       0.0%
    Comture Corp.                                                   900   29,633       0.0%
    CONEXIO Corp.                                                 1,300   28,846       0.0%
    Corona Corp.                                                  1,300   15,330       0.0%
    Cosel Co., Ltd.                                               1,600   21,525       0.0%
    Cosmo Energy Holdings Co., Ltd.                               2,900   95,535       0.1%
    Cota Co., Ltd.                                                1,210   18,552       0.0%
    Create Restaurants Holdings, Inc.                             4,500   56,678       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Create SD Holdings Co., Ltd.                                  2,400 $ 69,548       0.0%
#   Creek & River Co., Ltd.                                       1,700   18,280       0.0%
    Cresco, Ltd.                                                    500   17,139       0.0%
    CTI Engineering Co., Ltd.                                     1,400   18,723       0.0%
#   CTS Co., Ltd.                                                 3,200   22,382       0.0%
#*  Cyberstep, Inc.                                                 300    6,628       0.0%
*   D.A. Consortium Holdings, Inc.                                2,600   54,219       0.0%
    Dai Nippon Toryo Co., Ltd.                                    2,200   31,046       0.0%
    Dai-Dan Co., Ltd.                                             1,500   36,295       0.0%
    Dai-ichi Seiko Co., Ltd.                                      1,400   27,451       0.0%
    Daibiru Corp.                                                 4,100   48,886       0.0%
    Daido Kogyo Co., Ltd.                                           900   12,335       0.0%
    Daido Metal Co., Ltd.                                         5,500   65,257       0.0%
    Daido Steel Co., Ltd.                                         2,900  156,602       0.1%
    Daihatsu Diesel Manufacturing Co., Ltd.                       2,400   19,569       0.0%
    Daihen Corp.                                                 11,000   85,326       0.1%
    Daiho Corp.                                                  12,000   73,016       0.1%
    Daiichi Jitsugyo Co., Ltd.                                    1,700   51,953       0.0%
    Daiichi Kensetsu Corp.                                        1,100   17,880       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                        2,500   30,134       0.0%
    Daiken Corp.                                                  1,400   35,133       0.0%
    Daiken Medical Co., Ltd.                                      2,800   19,184       0.0%
#   Daiki Aluminium Industry Co., Ltd.                            3,000   20,661       0.0%
    Daikoku Denki Co., Ltd.                                         900   14,862       0.0%
    Daikokutenbussan Co., Ltd.                                      500   25,855       0.0%
    Daikyo, Inc.                                                  2,700   58,765       0.0%
    Daikyonishikawa Corp.                                         2,400   43,137       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       1,600   65,532       0.0%
#   Daio Paper Corp.                                              6,900   96,732       0.1%
    Daiseki Co., Ltd.                                             2,730   85,001       0.1%
    Daishi Bank, Ltd. (The)                                       2,900  130,041       0.1%
    Daito Bank, Ltd. (The)                                        1,000   11,998       0.0%
    Daito Pharmaceutical Co., Ltd.                                1,450   49,871       0.0%
    Daitron Co., Ltd.                                               800   15,228       0.0%
    Daiwa Industries, Ltd.                                        3,000   32,788       0.0%
    Daiwabo Holdings Co., Ltd.                                    1,600   72,590       0.1%
    Daiyu Lic Holdings Co., Ltd.                                    700    6,414       0.0%
#   DCM Holdings Co., Ltd.                                        9,900   98,507       0.1%
    DD Holdings Co., Ltd.                                           300    7,477       0.0%
    Denki Kogyo Co., Ltd.                                         1,600   48,354       0.0%
    Denyo Co., Ltd.                                               2,000   34,965       0.0%
    Descente, Ltd.                                                3,300   55,680       0.0%
    Dexerials Corp.                                               5,800   54,416       0.0%
#   Digital Arts, Inc.                                            1,000   39,393       0.0%
#   Digital Information Technologies Corp.                          800    8,647       0.0%
    Dip Corp.                                                     1,700   41,220       0.0%
    DKS Co., Ltd.                                                 6,000   37,977       0.0%
    DMG Mori Co., Ltd.                                            4,400   82,212       0.1%
    Doshisha Co., Ltd.                                            3,500   81,519       0.1%
    Doutor Nichires Holdings Co., Ltd.                            3,112   65,063       0.0%
    Dowa Holdings Co., Ltd.                                       2,900  108,984       0.1%
    Dr Ci:Labo Co., Ltd.                                          2,100  101,025       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
*   Drecom Co., Ltd.                                              1,200 $ 14,671       0.0%
    DTS Corp.                                                     2,500   90,605       0.1%
    Duskin Co., Ltd.                                              3,600   90,756       0.1%
    DyDo Group Holdings, Inc.                                       900   56,010       0.0%
    E-Guardian, Inc.                                              1,100   33,656       0.0%
    Eagle Industry Co., Ltd.                                      2,000   36,069       0.0%
    Earth Corp.                                                     900   47,279       0.0%
    Ebara Jitsugyo Co., Ltd.                                        900   19,487       0.0%
#   EDION Corp.                                                   7,400   86,738       0.1%
#   EF-ON, Inc.                                                     900   12,376       0.0%
    eGuarantee, Inc.                                              1,600   31,948       0.0%
    Ehime Bank, Ltd. (The)                                        3,800   45,804       0.0%
    Eidai Co., Ltd.                                               3,000   14,960       0.0%
    Eighteenth Bank, Ltd. (The)                                  16,000   42,324       0.0%
    Eiken Chemical Co., Ltd.                                      3,000   70,811       0.0%
    Eizo Corp.                                                    1,500   70,122       0.0%
    Elan Corp.                                                    1,100   19,066       0.0%
    Elecom Co., Ltd.                                              1,100   24,657       0.0%
    Elematec Corp.                                                  900   20,057       0.0%
    EM Systems Co., Ltd.                                          2,000   23,632       0.0%
    en-japan, Inc.                                                1,200   56,098       0.0%
    Endo Lighting Corp.                                           1,700   15,907       0.0%
*   Eneres Co., Ltd.                                              2,000    9,677       0.0%
#*  Enigmo, Inc.                                                  1,300   15,951       0.0%
    Enplas Corp.                                                  1,300   37,391       0.0%
    EPS Holdings, Inc.                                            2,800   57,046       0.0%
    eRex Co., Ltd.                                                3,900   30,936       0.0%
    ES-Con Japan, Ltd.                                            3,600   30,708       0.0%
#   Escrow Agent Japan Co., Ltd.                                  3,500   13,712       0.0%
    ESPEC Corp.                                                   2,000   47,045       0.0%
#   Evolable Asia Corp.                                             900   16,322       0.0%
    Exedy Corp.                                                   3,100  104,990       0.1%
    F-Tech, Inc.                                                  1,600   20,045       0.0%
    F@N Communications, Inc.                                      6,200   38,954       0.0%
    Falco Holdings Co., Ltd.                                      1,400   23,761       0.0%
    FCC Co., Ltd.                                                 3,800  107,487       0.1%
#*  FDK Corp.                                                    11,000   20,677       0.0%
    Feed One Co., Ltd.                                           10,700   23,807       0.0%
    Ferrotec Holdings Corp.                                       3,700   82,319       0.1%
#*  FFRI, Inc.                                                      400   14,524       0.0%
    FIDEA Holdings Co., Ltd.                                     30,500   53,503       0.0%
    Fields Corp.                                                  1,100   11,968       0.0%
    Financial Products Group Co., Ltd.                            5,100   64,937       0.0%
    FINDEX, Inc.                                                    700    5,091       0.0%
#   Fixstars Corp.                                                3,000   38,100       0.0%
    FJ Next Co., Ltd.                                             1,300   10,155       0.0%
    Foster Electric Co., Ltd.                                     2,700   63,251       0.0%
    France Bed Holdings Co., Ltd.                                 1,600   14,388       0.0%
#*  FreakOut Holdings, Inc.                                         500    7,993       0.0%
#   Freebit Co., Ltd.                                             2,000   19,570       0.0%
#   Freund Corp.                                                  1,700   17,302       0.0%
    Fudo Tetra Corp.                                             19,300   32,929       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Fuji Co., Ltd.                                                2,600 $ 56,786       0.0%
    Fuji Corp.                                                    3,400   61,021       0.0%
#   Fuji Corp.                                                      800   18,907       0.0%
    Fuji Corp., Ltd.                                              3,000   24,787       0.0%
    Fuji Kosan Co., Ltd.                                            600    3,354       0.0%
#   Fuji Kyuko Co., Ltd.                                          2,000   55,554       0.0%
    Fuji Oil Co., Ltd.                                            8,300   34,326       0.0%
    Fuji Oil Holdings, Inc.                                       3,500  112,199       0.1%
    Fuji Pharma Co., Ltd.                                         1,000   39,749       0.0%
    Fuji Seal International, Inc.                                 2,400   89,550       0.1%
    Fuji Soft, Inc.                                               2,200   85,209       0.1%
    Fujibo Holdings, Inc.                                         1,500   57,900       0.0%
    Fujicco Co., Ltd.                                             2,200   50,632       0.0%
    Fujikura Kasei Co., Ltd.                                      2,000   12,395       0.0%
    Fujikura Rubber, Ltd.                                         1,100    7,771       0.0%
    Fujikura, Ltd.                                               20,800  142,127       0.1%
    Fujimi, Inc.                                                  1,400   30,307       0.0%
    Fujimori Kogyo Co., Ltd.                                      1,600   54,211       0.0%
    Fujio Food System Co., Ltd.                                     900   16,625       0.0%
    Fujita Kanko, Inc.                                              800   24,234       0.0%
    Fujitec Co., Ltd.                                             5,100   70,825       0.0%
    Fujitsu Frontech, Ltd.                                        1,400   20,680       0.0%
    Fujitsu General, Ltd.                                         3,600   58,614       0.0%
    Fujiya Co., Ltd.                                              1,100   27,375       0.0%
    Fukuda Corp.                                                    600   37,629       0.0%
    Fukui Bank, Ltd. (The)                                        2,600   58,483       0.0%
#   Fukui Computer Holdings, Inc.                                   900   17,627       0.0%
    Fukushima Bank, Ltd. (The)                                    4,200   31,005       0.0%
    Fukushima Industries Corp.                                    1,200   55,644       0.0%
    Fukuyama Transporting Co., Ltd.                               3,000  125,185       0.1%
    FULLCAST Holdings Co., Ltd.                                   2,000   43,232       0.0%
#   Fumakilla, Ltd.                                                 999   18,144       0.0%
#*  Funai Electric Co., Ltd.                                      1,900   13,143       0.0%
    Funai Soken Holdings, Inc.                                    3,060   71,628       0.0%
#   Furukawa Battery Co., Ltd. (The)                              2,400   21,608       0.0%
    Furukawa Co., Ltd.                                            3,300   66,378       0.0%
    Furuno Electric Co., Ltd.                                     3,500   28,728       0.0%
    Furusato Industries, Ltd.                                     1,000   16,823       0.0%
    Furyu Corp.                                                     300    2,568       0.0%
    Fuso Chemical Co., Ltd.                                       2,000   50,688       0.0%
    Fuso Pharmaceutical Industries, Ltd.                            500   13,424       0.0%
    Futaba Corp.                                                  4,200   87,032       0.1%
    Futaba Industrial Co., Ltd.                                   8,700   69,533       0.0%
    Future Corp.                                                  1,900   21,875       0.0%
    Fuyo General Lease Co., Ltd.                                  1,600  108,376       0.1%
    G-7 Holdings, Inc.                                              500   11,091       0.0%
    G-Tekt Corp.                                                  2,400   46,363       0.0%
    Gakken Holdings Co., Ltd.                                       300   13,602       0.0%
    Gecoss Corp.                                                  2,000   20,108       0.0%
    Genki Sushi Co., Ltd.                                           800   20,613       0.0%
*   Genky DrugStores Co., Ltd.                                    1,000   39,087       0.0%
    Geo Holdings Corp.                                            3,000   49,024       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Geostr Corp.                                                  1,300 $  8,250       0.0%
    Giken, Ltd.                                                   1,300   30,177       0.0%
    GL Sciences, Inc.                                               600    9,137       0.0%
    GLOBERIDE, Inc.                                               1,000   26,974       0.0%
    Glory, Ltd.                                                   1,700   58,457       0.0%
    GMO Financial Holdings, Inc.                                  1,800   13,631       0.0%
    GMO internet, Inc.                                            4,200   76,962       0.1%
#   Godo Steel, Ltd.                                              1,600   37,351       0.0%
    Goldcrest Co., Ltd.                                           2,590   55,015       0.0%
    Goldwin, Inc.                                                   400   25,231       0.0%
#   Golf Digest Online, Inc.                                      1,000   10,845       0.0%
    Gree, Inc.                                                   10,400   57,463       0.0%
    GS Yuasa Corp.                                               26,000  139,957       0.1%
    Gun-Ei Chemical Industry Co., Ltd.                              700   23,393       0.0%
*   Gunosy, Inc.                                                  1,100   16,272       0.0%
    Gunze, Ltd.                                                   1,900  116,709       0.1%
    Gurunavi, Inc.                                                2,500   34,122       0.0%
    H-One Co., Ltd.                                               2,200   26,691       0.0%
    H2O Retailing Corp.                                           6,100  114,788       0.1%
    HABA Laboratories, Inc.                                         400   30,320       0.0%
    Hagihara Industries, Inc.                                     1,400   24,349       0.0%
    Hagiwara Electric Holdings Co., Ltd.                          1,000   27,791       0.0%
    Hakuto Co., Ltd.                                              1,400   20,475       0.0%
    Halows Co., Ltd.                                              1,100   27,368       0.0%
    Hamakyorex Co., Ltd.                                          2,200   76,684       0.1%
    Handsman Co., Ltd.                                              800    9,882       0.0%
    Hanwa Co., Ltd.                                               3,600  157,291       0.1%
    Happinet Corp.                                                1,800   24,935       0.0%
    Harima Chemicals Group, Inc.                                  1,300   10,601       0.0%
#   Hazama Ando Corp.                                             9,810   78,822       0.1%
    Hearts United Group Co., Ltd.                                 1,200   19,000       0.0%
    Heiwa Corp.                                                   5,000   99,243       0.1%
    Heiwa Real Estate Co., Ltd.                                   3,600   84,323       0.1%
    Heiwado Co., Ltd.                                             2,500   59,623       0.0%
#   Helios Techno Holdings Co., Ltd.                              2,400   20,063       0.0%
    HI-LEX Corp.                                                  2,500   65,031       0.0%
    Hibiya Engineering, Ltd.                                      2,400   46,586       0.0%
    Hiday Hidaka Corp.                                            2,539   66,073       0.0%
    Hinokiya Group Co., Ltd.                                        400   14,126       0.0%
    Hioki EE Corp.                                                1,400   53,407       0.0%
    Hirakawa Hewtech Corp.                                        1,200   16,108       0.0%
#   Hiramatsu, Inc.                                               2,300   10,746       0.0%
#   Hirano Tecseed Co., Ltd.                                      1,700   35,910       0.0%
#   Hirata Corp.                                                    700   66,091       0.0%
    Hiroshima Gas Co., Ltd.                                       6,100   20,919       0.0%
    HIS Co., Ltd.                                                 1,500   54,741       0.0%
    Hisaka Works, Ltd.                                            4,200   44,682       0.0%
    Hitachi Zosen Corp.                                          16,500   89,572       0.1%
#   Hito Communications, Inc.                                     1,000   18,892       0.0%
    Hochiki Corp.                                                 1,700   34,168       0.0%
    Hodogaya Chemical Co., Ltd.                                     800   33,941       0.0%
    Hogy Medical Co., Ltd.                                        2,200   91,732       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Hokkaido Coca-Cola Bottling Co., Ltd.                         3,000 $ 21,026       0.0%
    Hokkaido Electric Power Co., Inc.                            15,700  104,190       0.1%
    Hokkaido Gas Co., Ltd.                                        4,000   10,892       0.0%
    Hokkan Holdings, Ltd.                                         6,000   21,486       0.0%
    Hokko Chemical Industry Co., Ltd.                             3,300   20,807       0.0%
    Hokkoku Bank, Ltd. (The)                                      2,500   99,775       0.1%
    Hokuetsu Bank, Ltd. (The)                                     2,200   48,743       0.0%
    Hokuetsu Industries Co., Ltd.                                 2,800   30,314       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                               14,000   87,227       0.1%
    Hokuhoku Financial Group, Inc.                                9,000  133,142       0.1%
    Hokuriku Electric Industry Co., Ltd.                            400    5,412       0.0%
#*  Hokuriku Electric Power Co.                                  15,100  154,089       0.1%
    Hokuriku Electrical Construction Co., Ltd.                    1,500   16,620       0.0%
    Hokuto Corp.                                                  2,800   49,438       0.0%
    Honda Tsushin Kogyo Co., Ltd.                                 1,400   14,152       0.0%
    Honeys Holdings Co., Ltd.                                     2,670   25,530       0.0%
    Hoosiers Holdings                                             3,500   25,732       0.0%
    Hosiden Corp.                                                 7,500   89,417       0.1%
    Hosokawa Micron Corp.                                           600   39,849       0.0%
#   Hotland Co., Ltd.                                             1,300   16,448       0.0%
#   Howa Machinery, Ltd.                                          2,200   22,167       0.0%
    Hyakugo Bank, Ltd. (The)                                     23,900  111,517       0.1%
    Hyakujushi Bank, Ltd. (The)                                  22,000   74,219       0.1%
    I'rom Group Co., Ltd.                                           900   21,415       0.0%
    I-Net Corp.                                                   1,600   24,490       0.0%
    Ibiden Co., Ltd.                                             10,900  180,002       0.1%
    IBJ Leasing Co., Ltd.                                         2,900   80,093       0.1%
    IBJ, Inc.                                                     1,100    9,883       0.0%
    Ichibanya Co., Ltd.                                           1,100   45,800       0.0%
    Ichigo, Inc.                                                 22,300   99,304       0.1%
#   Ichikoh Industries, Ltd.                                      4,000   43,392       0.0%
    Ichinen Holdings Co., Ltd.                                    2,000   26,898       0.0%
    Ichiyoshi Securities Co., Ltd.                                4,100   50,173       0.0%
    Icom, Inc.                                                    1,500   37,566       0.0%
#   Idec Corp.                                                    1,600   36,719       0.0%
    IDOM, Inc.                                                    8,500   61,414       0.0%
    Ihara Science Corp.                                           1,200   31,560       0.0%
    Iino Kaiun Kaisha, Ltd.                                      10,400   51,744       0.0%
    IJT Technology Holdings Co., Ltd.                             2,100   17,221       0.0%
    Imagica Robot Holdings, Inc.                                    900    9,937       0.0%
    Imasen Electric Industrial                                    1,801   20,099       0.0%
    Imuraya Group Co., Ltd.                                         800   24,206       0.0%
    Inaba Denki Sangyo Co., Ltd.                                  2,300   98,648       0.1%
#   Inaba Seisakusho Co., Ltd.                                      200    2,593       0.0%
    Inabata & Co., Ltd.                                           4,800   73,678       0.1%
    Inageya Co., Ltd.                                             3,100   51,407       0.0%
    Ines Corp.                                                    3,600   38,625       0.0%
    Infocom Corp.                                                   900   20,729       0.0%
    Infomart Corp.                                                7,800   70,966       0.0%
    Information Services International-Dentsu, Ltd.               1,800   46,503       0.0%
    Innotech Corp.                                                2,400   29,063       0.0%
    Intage Holdings, Inc.                                         3,800   41,611       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Internet Initiative Japan, Inc.                               3,100 $ 58,544       0.0%
#   Inui Global Logistics Co., Ltd.                               2,525   19,328       0.0%
    Iriso Electronics Co., Ltd.                                   1,800  114,020       0.1%
    Iseki & Co., Ltd.                                             2,200   42,424       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                  4,400   50,554       0.0%
    Istyle, Inc.                                                  4,200   55,915       0.0%
    Itochu Enex Co., Ltd.                                         4,000   39,233       0.0%
    Itochu-Shokuhin Co., Ltd.                                       600   33,393       0.0%
    Itoki Corp.                                                   4,500   30,154       0.0%
*   Itokuro, Inc.                                                   300   16,263       0.0%
    IwaiCosmo Holdings, Inc.                                      2,900   40,264       0.0%
    Iwasaki Electric Co., Ltd.                                      400    6,105       0.0%
    Iwatani Corp.                                                 3,200  118,134       0.1%
    Iwatsu Electric Co., Ltd.                                       300    2,263       0.0%
    Iwatsuka Confectionery Co., Ltd.                                500   23,903       0.0%
    Iyo Bank, Ltd. (The)                                          2,000   15,807       0.0%
#   J Trust Co., Ltd.                                             5,700   40,306       0.0%
    J-Oil Mills, Inc.                                             1,100   37,965       0.0%
#   JAC Recruitment Co., Ltd.                                     1,600   32,478       0.0%
    Jaccs Co., Ltd.                                               3,200   72,452       0.1%
    Jafco Co., Ltd.                                               3,000  131,574       0.1%
    Jalux, Inc.                                                     800   22,978       0.0%
#   Jamco Corp.                                                   1,500   34,515       0.0%
    Janome Sewing Machine Co., Ltd.                               2,299   15,289       0.0%
#*  Japan Asset Marketing Co., Ltd.                              22,400   25,302       0.0%
    Japan Aviation Electronics Industry, Ltd.                     5,000   85,169       0.1%
#   Japan Best Rescue System Co., Ltd.                            1,200    8,809       0.0%
    Japan Cash Machine Co., Ltd.                                  2,100   23,627       0.0%
#*  Japan Display, Inc.                                          49,900   65,942       0.0%
#*  Japan Drilling Co., Ltd.                                        600   10,467       0.0%
#   Japan Investment Adviser Co., Ltd.                            1,100   40,919       0.0%
    Japan Lifeline Co., Ltd.                                      2,100   61,521       0.0%
    Japan Material Co., Ltd.                                      6,600   87,265       0.1%
    Japan Meat Co., Ltd.                                          1,500   26,826       0.0%
#   Japan Medical Dynamic Marketing, Inc.                           770    7,136       0.0%
    Japan Petroleum Exploration Co., Ltd.                         2,800   72,863       0.1%
    Japan Property Management Center Co., Ltd.                      900   13,192       0.0%
    Japan Pulp & Paper Co., Ltd.                                    900   37,399       0.0%
    Japan Securities Finance Co., Ltd.                           13,500   88,709       0.1%
    Japan Steel Works, Ltd. (The)                                 5,600  183,429       0.1%
    Japan Transcity Corp.                                         3,000   13,897       0.0%
    Japan Wool Textile Co., Ltd. (The)                            6,000   62,542       0.0%
    Jastec Co., Ltd.                                                300    3,354       0.0%
#   JBCC Holdings, Inc.                                           2,000   19,273       0.0%
    JCU Corp.                                                     1,800   40,699       0.0%
    Jeol, Ltd.                                                    4,000   34,280       0.0%
*   JIG-SAW, Inc.                                                   300   10,154       0.0%
    Jimoto Holdings, Inc.                                        21,100   36,844       0.0%
    JINS, Inc.                                                    1,100   59,571       0.0%
    JK Holdings Co., Ltd.                                         2,500   21,470       0.0%
    Joshin Denki Co., Ltd.                                        2,500  103,387       0.1%
    Joyful Honda Co., Ltd.                                          100    3,531       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    JP-Holdings, Inc.                                             2,900 $  8,740       0.0%
    JSP Corp.                                                     1,300   42,077       0.0%
    Juki Corp.                                                    4,500   65,214       0.0%
    Juroku Bank, Ltd. (The)                                       3,000   79,143       0.1%
    Justsystems Corp.                                             2,300   54,366       0.0%
    JVC Kenwood Corp.                                            21,470   74,796       0.1%
    K&O Energy Group, Inc.                                        2,300   36,481       0.0%
    kabu.com Securities Co., Ltd.                                 9,600   34,881       0.0%
*   Kadokawa Dwango                                               7,169   74,139       0.1%
    Kadoya Sesame Mills, Inc.                                       400   23,089       0.0%
    Kaga Electronics Co., Ltd.                                    1,900   46,989       0.0%
    Kakiyasu Honten Co., Ltd.                                       600   16,329       0.0%
    Kameda Seika Co., Ltd.                                        1,200   59,047       0.0%
    Kamei Corp.                                                   3,600   49,944       0.0%
    Kanaden Corp.                                                 1,900   23,476       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                   800   27,039       0.0%
    Kanamoto Co., Ltd.                                            2,500   85,425       0.1%
    Kandenko Co., Ltd.                                           10,000  118,430       0.1%
    Kaneko Seeds Co., Ltd.                                          900   13,734       0.0%
    Kanematsu Corp.                                               7,405  113,101       0.1%
    Kanematsu Electronics, Ltd.                                   1,400   44,388       0.0%
*   Kansai Mirai Financial Group, Inc.                            8,397   66,519       0.0%
#   Kansai Super Market, Ltd.                                     1,800   19,421       0.0%
    Kanto Denka Kogyo Co., Ltd.                                   4,000   37,085       0.0%
    Kappa Create Co., Ltd.                                          900   11,104       0.0%
    Kasai Kogyo Co., Ltd.                                         3,100   43,565       0.0%
    Katakura Industries Co., Ltd.                                 2,700   34,274       0.0%
    Kato Sangyo Co., Ltd.                                         2,000   73,637       0.1%
    Kato Works Co., Ltd.                                          1,600   37,459       0.0%
    KAWADA TECHNOLOGIES, Inc.                                       600   34,784       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.               500   16,271       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                                   6,200  143,376       0.1%
    Keihanshin Building Co., Ltd.                                 5,000   42,601       0.0%
    Keihin Corp.                                                  5,100  100,746       0.1%
    Keiyo Bank, Ltd. (The)                                       25,000  114,426       0.1%
    Keiyo Co., Ltd.                                               3,600   18,763       0.0%
    Kenko Mayonnaise Co., Ltd.                                    1,200   42,043       0.0%
    Key Coffee, Inc.                                              2,600   51,703       0.0%
    KFC Holdings Japan, Ltd.                                      1,400   25,648       0.0%
    KH Neochem Co., Ltd.                                          1,400   42,337       0.0%
    Ki-Star Real Estate Co., Ltd.                                 1,100   29,239       0.0%
    King Jim Co., Ltd.                                              300    2,947       0.0%
*   Kintetsu Department Store Co., Ltd.                             700   24,919       0.0%
    Kintetsu World Express, Inc.                                  3,600   66,976       0.0%
    Kissei Pharmaceutical Co., Ltd.                               2,500   70,529       0.0%
    Kita-Nippon Bank, Ltd. (The)                                  1,000   26,108       0.0%
    Kitagawa Iron Works Co., Ltd.                                   700   17,841       0.0%
    Kitano Construction Corp.                                     7,000   25,487       0.0%
#   Kitanotatsujin Corp.                                          6,600   50,209       0.0%
    Kito Corp.                                                    2,700   51,944       0.0%
    Kitz Corp.                                                    8,600   71,901       0.0%
    Kiyo Bank, Ltd. (The)                                         5,700   92,804       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    KLab, Inc.                                                    2,400 $ 40,799       0.0%
*   KNT-CT Holdings Co., Ltd.                                     1,300   21,003       0.0%
    Koa Corp.                                                     3,500   76,354       0.1%
    Koatsu Gas Kogyo Co., Ltd.                                    3,600   31,705       0.0%
    Kobe Bussan Co., Ltd.                                         1,000   48,449       0.0%
*   Kobe Electric Railway Co., Ltd.                                 899   32,711       0.0%
#   Kohnan Shoji Co., Ltd.                                        3,200   83,568       0.1%
    Kohsoku Corp.                                                 1,300   16,106       0.0%
    Koike Sanso Kogyo Co., Ltd.                                     400   10,990       0.0%
*   Kojima Co., Ltd.                                              2,300   10,214       0.0%
    Kokuyo Co., Ltd.                                              6,500  117,399       0.1%
    Komatsu Seiren Co., Ltd.                                      4,000   39,008       0.0%
#   Komatsu Wall Industry Co., Ltd.                                 600   13,089       0.0%
    KOMEDA Holdings Co., Ltd.                                     3,000   60,544       0.0%
    Komehyo Co., Ltd.                                               800   13,208       0.0%
    Komeri Co., Ltd.                                              2,400   64,055       0.0%
    Komori Corp.                                                  7,500   95,382       0.1%
    Konaka Co., Ltd.                                              1,760    9,538       0.0%
    Kondotec, Inc.                                                1,500   12,684       0.0%
    Konishi Co., Ltd.                                             4,000   65,216       0.0%
    Konoike Transport Co., Ltd.                                   2,900   50,707       0.0%
    Koshidaka Holdings Co., Ltd.                                  1,100   66,544       0.0%
    Kotobuki Spirits Co., Ltd.                                    2,300  109,057       0.1%
    Kourakuen Holdings Corp.                                      1,000   16,936       0.0%
    Krosaki Harima Corp.                                            500   23,073       0.0%
    KRS Corp.                                                     1,000   25,490       0.0%
    KU Holdings Co., Ltd.                                         2,400   25,399       0.0%
    Kumagai Gumi Co., Ltd.                                        2,900   98,682       0.1%
    Kumiai Chemical Industry Co., Ltd.                           10,267   65,168       0.0%
#   Kura Corp.                                                    1,000   71,859       0.0%
    Kurabo Industries, Ltd.                                      18,000   59,398       0.0%
    Kureha Corp.                                                  1,400   95,065       0.1%
    Kurimoto, Ltd.                                                1,100   20,581       0.0%
    Kuriyama Holdings Corp.                                         500   10,180       0.0%
    Kusuri no Aoki Holdings Co., Ltd.                             1,000   68,591       0.0%
    KYB Corp.                                                     2,200  105,989       0.1%
    Kyodo Printing Co., Ltd.                                        900   27,519       0.0%
    Kyoei Steel, Ltd.                                             2,900   60,388       0.0%
    Kyokuto Boeki Kaisha, Ltd.                                    4,000   18,169       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              3,800   60,085       0.0%
    Kyokuto Securities Co., Ltd.                                  2,600   37,283       0.0%
#   Kyokuyo Co., Ltd.                                             1,100   37,830       0.0%
    KYORIN Holdings, Inc.                                         4,500   87,996       0.1%
    Kyoritsu Maintenance Co., Ltd.                                2,000   94,195       0.1%
    Kyosan Electric Manufacturing Co., Ltd.                       5,000   32,121       0.0%
    Kyushu Financial Group, Inc.                                 34,500  169,221       0.1%
    LAC Co., Ltd.                                                 2,400   28,263       0.0%
*   Laox Co., Ltd.                                                5,100   23,875       0.0%
    Lasertec Corp.                                                3,200  105,726       0.1%
    LEC, Inc.                                                     1,800   63,218       0.0%
    Leopalace21 Corp.                                            22,600  196,008       0.1%
    Life Corp.                                                    1,200   29,989       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#   LIFULL Co., Ltd.                                              4,500 $ 36,554       0.0%
#   Like Co., Ltd.                                                1,600   28,557       0.0%
    Linical Co., Ltd.                                             1,600   26,166       0.0%
#   Link And Motivation, Inc.                                     4,300   43,592       0.0%
    Lintec Corp.                                                  3,800  109,964       0.1%
*   M&A Capital Partners Co., Ltd.                                  600   43,288       0.0%
    Macnica Fuji Electronics Holdings, Inc.                       3,999   68,416       0.0%
    Maeda Corp.                                                  11,500  141,931       0.1%
    Maeda Kosen Co., Ltd.                                         1,900   28,852       0.0%
    Maeda Road Construction Co., Ltd.                             6,000  129,465       0.1%
    Maezawa Kasei Industries Co., Ltd.                            1,200   13,208       0.0%
    Maezawa Kyuso Industries Co., Ltd.                            1,200   21,047       0.0%
    Makino Milling Machine Co., Ltd.                             11,000  103,811       0.1%
    Mamezou Holdings Co., Ltd.                                    3,000   35,300       0.0%
    Mandom Corp.                                                  2,200   79,311       0.1%
    Mani, Inc.                                                    2,100   85,206       0.1%
    MarkLines Co., Ltd.                                           1,500   20,946       0.0%
    Mars Engineering Corp.                                        1,800   40,134       0.0%
    Marubun Corp.                                                 1,900   17,016       0.0%
    Marudai Food Co., Ltd.                                       13,000   63,942       0.0%
    Maruha Nichiro Corp.                                          3,953  133,042       0.1%
    Maruka Machinery Co., Ltd.                                      800   15,112       0.0%
    Marusan Securities Co., Ltd.                                  5,800   55,227       0.0%
    Maruwa Co., Ltd.                                              1,100   90,663       0.1%
#   Maruwa Unyu Kikan Co., Ltd.                                     800   23,290       0.0%
    Maruyama Manufacturing Co., Inc.                                300    5,211       0.0%
*   Maruzen CHI Holdings Co., Ltd.                                  400    1,301       0.0%
    Maruzen Showa Unyu Co., Ltd.                                  6,000   28,363       0.0%
#   Marvelous, Inc.                                               3,300   28,231       0.0%
    Matsuda Sangyo Co., Ltd.                                      2,725   45,876       0.0%
    Matsui Construction Co., Ltd.                                 1,500   11,912       0.0%
    Matsui Securities Co., Ltd.                                   5,500   53,623       0.0%
#   Matsuya Co., Ltd.                                             2,500   32,008       0.0%
    Matsuya Foods Co., Ltd.                                         800   27,957       0.0%
    Max Co., Ltd.                                                 4,000   52,023       0.0%
    Maxell Holdings, Ltd.                                         3,700   72,961       0.1%
    Maxvalu Nishinihon Co., Ltd.                                  1,300   21,337       0.0%
    Maxvalu Tokai Co., Ltd.                                         700   15,651       0.0%
    MCJ Co., Ltd.                                                 4,500   59,715       0.0%
    MEC Co., Ltd.                                                 2,100   34,969       0.0%
#   Media Do Holdings Co., Ltd.                                     900   15,887       0.0%
#*  Medical Data Vision Co., Ltd.                                 1,200   17,348       0.0%
*   Megachips Corp.                                               1,100   35,282       0.0%
    Megmilk Snow Brand Co., Ltd.                                  3,600  108,379       0.1%
    Meidensha Corp.                                              23,000   90,510       0.1%
    Meiji Electric Industries Co., Ltd.                           1,400   22,992       0.0%
    Meiko Electronics Co., Ltd.                                   2,400   40,519       0.0%
    Meiko Network Japan Co., Ltd.                                 2,600   29,473       0.0%
    Meisei Industrial Co., Ltd.                                   5,000   37,346       0.0%
    Meitec Corp.                                                  1,500   82,249       0.1%
    Meito Sangyo Co., Ltd.                                        1,200   19,462       0.0%
    Meiwa Corp.                                                   2,200   10,627       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Melco Holdings, Inc.                                            700 $ 25,731       0.0%
    Menicon Co., Ltd.                                             1,600   41,760       0.0%
    METAWATER Co., Ltd.                                             900   26,501       0.0%
#   Michinoku Bank, Ltd. (The)                                    2,400   38,869       0.0%
    Micronics Japan Co., Ltd.                                     2,100   23,386       0.0%
    Mie Kotsu Group Holdings, Inc.                                5,900   28,046       0.0%
    Mikuni Corp.                                                  2,700   15,535       0.0%
    Milbon Co., Ltd.                                              2,100   91,238       0.1%
    Mimasu Semiconductor Industry Co., Ltd.                       2,619   46,120       0.0%
    Ministop Co., Ltd.                                            2,600   53,942       0.0%
    Miraca Holdings, Inc.                                         2,100   81,753       0.1%
    Mirait Holdings Corp.                                         6,700  106,258       0.1%
    Miroku Jyoho Service Co., Ltd.                                2,200   62,631       0.0%
    Misawa Homes Co., Ltd.                                        2,000   16,889       0.0%
    Mitani Corp.                                                  1,200   56,959       0.0%
    Mitani Sekisan Co., Ltd.                                        900   20,587       0.0%
    Mito Securities Co., Ltd.                                    10,500   40,552       0.0%
    Mitsuba Corp.                                                 5,000   72,985       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                                1,000   20,822       0.0%
    Mitsubishi Logisnext Co., Ltd.                                5,300   45,672       0.0%
    Mitsubishi Logistics Corp.                                      500   11,533       0.0%
    Mitsubishi Paper Mills, Ltd.                                  2,300   14,505       0.0%
    Mitsubishi Pencil Co., Ltd.                                   1,700   33,783       0.0%
    Mitsubishi Research Institute, Inc.                             600   21,047       0.0%
    Mitsubishi Shokuhin Co., Ltd.                                 1,200   35,016       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                      1,400   33,829       0.0%
    Mitsuboshi Belting, Ltd.                                      7,000   79,845       0.1%
*   Mitsui E&S Holdings Co., Ltd.                                 7,900  135,387       0.1%
    Mitsui High-Tec, Inc.                                         3,300   48,338       0.0%
    Mitsui Home Co., Ltd.                                         4,000   26,548       0.0%
    Mitsui Matsushima Co., Ltd.                                   1,000   14,323       0.0%
    Mitsui Sugar Co., Ltd.                                        1,800   71,904       0.1%
*   Mitsui-Soko Holdings Co., Ltd.                               10,000   32,413       0.0%
    Mitsuuroko Group Holdings Co., Ltd.                           3,000   24,059       0.0%
    Miyaji Engineering Group, Inc.                                  900   17,576       0.0%
    Miyazaki Bank, Ltd. (The)                                     2,000   64,738       0.0%
    Mizuno Corp.                                                  1,800   58,199       0.0%
    Mochida Pharmaceutical Co., Ltd.                              1,100   77,504       0.1%
    Modec, Inc.                                                   2,600   68,998       0.0%
#   Monex Group, Inc.                                            27,000  153,573       0.1%
    Monogatari Corp. (The)                                          600   65,085       0.0%
    MORESCO Corp.                                                 1,100   19,552       0.0%
    Morinaga & Co., Ltd.                                          1,600   77,915       0.1%
    Morinaga Milk Industry Co., Ltd.                              2,800  122,984       0.1%
    Morita Holdings Corp.                                         2,600   50,990       0.0%
    Morito Co., Ltd.                                              2,600   24,520       0.0%
    Morozoff, Ltd.                                                  300   18,189       0.0%
#*  Morpho, Inc.                                                    700   23,738       0.0%
    Mory Industries, Inc.                                           900   27,214       0.0%
    MrMax Holdings, Ltd.                                          4,600   31,231       0.0%
    MTI, Ltd.                                                     4,500   26,896       0.0%
    Mugen Estate Co., Ltd.                                        1,600   20,314       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Murakami Corp.                                                  500 $ 14,183       0.0%
    Musashi Seimitsu Industry Co., Ltd.                           1,700   59,560       0.0%
    Musashino Bank, Ltd. (The)                                    3,100  103,284       0.1%
    N Field Co., Ltd.                                             1,000   18,814       0.0%
    Nachi-Fujikoshi Corp.                                        17,000   88,145       0.1%
    Nafco Co., Ltd.                                               1,300   21,914       0.0%
    Nagaileben Co., Ltd.                                            800   21,157       0.0%
#   Nagano Bank, Ltd. (The)                                         600   10,110       0.0%
    Nagano Keiki Co., Ltd.                                        2,100   24,984       0.0%
    Nagase & Co., Ltd.                                            8,900  151,987       0.1%
    Nagatanien Holdings Co., Ltd.                                 2,000   26,694       0.0%
    Nagawa Co., Ltd.                                                400   17,074       0.0%
    Nakabayashi Co., Ltd.                                         3,300   19,068       0.0%
    Nakamuraya Co., Ltd.                                            300   13,308       0.0%
    Nakanishi, Inc.                                               5,000  104,237       0.1%
    Nakayama Steel Works, Ltd.                                    3,500   24,590       0.0%
    Namura Shipbuilding Co., Ltd.                                 7,996   49,565       0.0%
    Nanto Bank, Ltd. (The)                                        3,500   97,153       0.1%
    Natori Co., Ltd.                                                700   12,442       0.0%
    NDS Co., Ltd.                                                   500   19,894       0.0%
    NEC Capital Solutions, Ltd.                                     900   17,173       0.0%
    NEC Networks & System Integration Corp.                       1,700   44,479       0.0%
    NET One Systems Co., Ltd.                                     8,100  130,367       0.1%
    Neturen Co., Ltd.                                             3,800   38,321       0.0%
#*  New Japan Radio Co., Ltd.                                     1,300   11,117       0.0%
#   Nextage Co., Ltd.                                             2,900   29,668       0.0%
    Nexyz Group Corp.                                             1,200   18,795       0.0%
    NHK Spring Co., Ltd.                                          1,837   20,300       0.0%
#   Nichi-iko Pharmaceutical Co., Ltd.                            4,250   67,999       0.0%
    Nichias Corp.                                                 6,000   75,999       0.1%
    Nichiban Co., Ltd.                                            1,500   47,934       0.0%
    Nichicon Corp.                                                5,900   66,571       0.0%
    Nichiden Corp.                                                1,800   35,707       0.0%
    Nichiha Corp.                                                 3,500  138,768       0.1%
    NichiiGakkan Co., Ltd.                                        2,900   29,954       0.0%
    Nichireki Co., Ltd.                                           3,900   42,813       0.0%
    Nichirin Co., Ltd.                                            1,430   34,880       0.0%
    Nihon Chouzai Co., Ltd.                                         700   21,808       0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                     600    3,760       0.0%
    Nihon Dengi Co., Ltd.                                           600   14,897       0.0%
    Nihon Eslead Corp.                                            1,000   18,368       0.0%
    Nihon Flush Co., Ltd.                                         1,600   39,486       0.0%
#   Nihon House Holdings Co., Ltd.                                5,600   29,418       0.0%
    Nihon Kagaku Sangyo Co., Ltd.                                 1,900   22,313       0.0%
    Nihon Kohden Corp.                                            3,100   88,595       0.1%
    Nihon Nohyaku Co., Ltd.                                       6,100   39,551       0.0%
    Nihon Parkerizing Co., Ltd.                                   5,300   83,911       0.1%
#   Nihon Plast Co., Ltd.                                         1,700   15,946       0.0%
    Nihon Tokushu Toryo Co., Ltd.                                 1,400   29,191       0.0%
    Nihon Unisys, Ltd.                                            4,200   87,171       0.1%
    Nihon Yamamura Glass Co., Ltd.                                8,000   13,768       0.0%
    Nikkiso Co., Ltd.                                             7,000   79,703       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Nikkon Holdings Co., Ltd.                                     5,100 $135,701       0.1%
    Nippo Corp.                                                   2,500   57,337       0.0%
    Nippon Air Conditioning Services Co., Ltd.                    2,700   19,128       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                     1,200   26,589       0.0%
    Nippon Carbide Industries Co., Inc.                           1,100   22,112       0.0%
    Nippon Ceramic Co., Ltd.                                      1,000   26,543       0.0%
    Nippon Chemi-Con Corp.                                        2,000   46,297       0.0%
    Nippon Chemical Industrial Co., Ltd.                          1,300   40,591       0.0%
    Nippon Coke & Engineering Co., Ltd.                          12,500   13,352       0.0%
#   Nippon Commercial Development Co., Ltd.                       1,600   26,176       0.0%
    Nippon Concrete Industries Co., Ltd.                          8,400   34,795       0.0%
#   Nippon Denko Co., Ltd.                                       15,100   50,359       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                               3,100   63,626       0.0%
    Nippon Fine Chemical Co., Ltd.                                1,900   21,691       0.0%
    Nippon Flour Mills Co., Ltd.                                  5,200   84,812       0.1%
    Nippon Gas Co., Ltd.                                          2,900  142,383       0.1%
    Nippon Hume Corp.                                             3,300   25,150       0.0%
    Nippon Kanzai Co., Ltd.                                       1,700   32,386       0.0%
    Nippon Kayaku Co., Ltd.                                      11,600  145,148       0.1%
    Nippon Kinzoku Co., Ltd.                                        300    6,398       0.0%
#   Nippon Kodoshi Corp.                                            400   11,205       0.0%
    Nippon Koei Co., Ltd.                                         1,700   49,836       0.0%
    Nippon Koshuha Steel Co., Ltd.                                1,000    7,712       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        49,900  133,384       0.1%
#   Nippon Paper Industries Co., Ltd.                             7,100  135,980       0.1%
    Nippon Parking Development Co., Ltd.                         23,500   39,417       0.0%
    Nippon Pillar Packing Co., Ltd.                               2,000   28,886       0.0%
    Nippon Piston Ring Co., Ltd.                                    700   14,028       0.0%
    Nippon Road Co., Ltd. (The)                                   1,000   49,870       0.0%
    Nippon Seiki Co., Ltd.                                        4,000   77,157       0.1%
    Nippon Seisen Co., Ltd.                                         500   21,880       0.0%
*   Nippon Sharyo, Ltd.                                          12,000   32,292       0.0%
*   Nippon Sheet Glass Co., Ltd.                                  9,500   77,553       0.1%
    Nippon Signal Co., Ltd.                                       7,000   66,435       0.0%
    Nippon Soda Co., Ltd.                                        16,000   91,917       0.1%
    Nippon Steel & Sumikin Bussan Corp.                           1,248   68,457       0.0%
    Nippon Suisan Kaisha, Ltd.                                   29,300  158,794       0.1%
    Nippon Systemware Co., Ltd.                                   1,200   26,831       0.0%
    Nippon Thompson Co., Ltd.                                     7,000   51,542       0.0%
    Nippon Valqua Industries, Ltd.                                1,200   33,060       0.0%
    Nippon Yakin Kogyo Co., Ltd.                                 10,600   28,418       0.0%
    Nipro Corp.                                                  10,600  152,565       0.1%
    Nishi-Nippon Financial Holdings, Inc.                        11,900  142,895       0.1%
    Nishi-Nippon Railroad Co., Ltd.                               5,700  158,278       0.1%
    Nishikawa Rubber Co., Ltd.                                    1,200   26,368       0.0%
    Nishimatsu Construction Co., Ltd.                             5,000  137,445       0.1%
    Nishimatsuya Chain Co., Ltd.                                  5,300   65,150       0.0%
    Nishio Rent All Co., Ltd.                                     2,100   62,349       0.0%
    Nissan Shatai Co., Ltd.                                       6,500   69,594       0.0%
    Nissei ASB Machine Co., Ltd.                                  1,000   61,863       0.0%
    Nissei Build Kogyo Co., Ltd.                                  2,500   31,131       0.0%
    Nissei Corp.                                                    400    4,818       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Nissei Plastic Industrial Co., Ltd.                           1,400 $ 18,069       0.0%
    Nissha Co., Ltd.                                              1,800   42,377       0.0%
    Nisshin Fudosan Co.                                           2,800   21,028       0.0%
    Nisshin Oillio Group, Ltd. (The)                              3,900  112,131       0.1%
    Nisshin Steel Co., Ltd.                                       5,048   66,803       0.0%
    Nisshinbo Holdings, Inc.                                     14,092  198,591       0.1%
    Nissin Corp.                                                  2,200   57,026       0.0%
    Nissin Electric Co., Ltd.                                     6,100   61,159       0.0%
    Nissin Kogyo Co., Ltd.                                        4,400   77,205       0.1%
    Nissin Sugar Co., Ltd.                                        2,400   46,950       0.0%
    Nissui Pharmaceutical Co., Ltd.                               1,400   18,303       0.0%
    Nitta Corp.                                                   2,300   87,440       0.1%
    Nittan Valve Co., Ltd.                                        2,000    6,231       0.0%
    Nittetsu Mining Co., Ltd.                                       800   48,750       0.0%
    Nitto Boseki Co., Ltd.                                        3,800   82,074       0.1%
    Nitto FC Co., Ltd.                                            1,500   10,078       0.0%
    Nitto Kogyo Corp.                                             3,700   63,516       0.0%
    Nitto Kohki Co., Ltd.                                         1,300   34,168       0.0%
    Nitto Seiko Co., Ltd.                                         3,000   21,501       0.0%
    Nittoc Construction Co., Ltd.                                 3,500   20,123       0.0%
    Nittoku Engineering Co., Ltd.                                   800   27,634       0.0%
    Noda Corp.                                                      800    8,652       0.0%
    Noevir Holdings Co., Ltd.                                       500   35,956       0.0%
    NOF Corp.                                                     4,900  146,208       0.1%
    Nohmi Bosai, Ltd.                                             2,800   60,222       0.0%
    Nojima Corp.                                                  2,500   61,720       0.0%
    Nomura Co., Ltd.                                              3,200   64,288       0.0%
    Noritake Co., Ltd.                                            1,500   64,001       0.0%
#   Noritsu Koki Co., Ltd.                                        3,100   77,439       0.1%
    Noritz Corp.                                                  3,000   54,662       0.0%
    North Pacific Bank, Ltd.                                     32,300  108,978       0.1%
    NS Solutions Corp.                                            1,300   37,637       0.0%
    NS Tool Co., Ltd.                                               500   13,618       0.0%
    NS United Kaiun Kaisha, Ltd.                                    900   18,681       0.0%
    NSD Co., Ltd.                                                 3,730   77,767       0.1%
    NTN Corp.                                                     8,600   37,827       0.0%
    Nuflare Technology, Inc.                                        700   46,225       0.0%
    OAK Capital Corp.                                             5,200   12,052       0.0%
    Obara Group, Inc.                                             1,000   59,087       0.0%
    Odelic Co., Ltd.                                                600   24,386       0.0%
    Oenon Holdings, Inc.                                          5,000   21,251       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                               3,700   93,271       0.1%
    Ohashi Technica, Inc.                                         1,700   28,182       0.0%
    Ohsho Food Service Corp.                                        700   35,131       0.0%
    Oiles Corp.                                                   1,673   36,155       0.0%
    Oita Bank, Ltd. (The)                                         1,600   58,710       0.0%
    Okabe Co., Ltd.                                               4,000   38,001       0.0%
    Okamoto Industries, Inc.                                      6,000   60,036       0.0%
    Okamoto Machine Tool Works, Ltd.                                300    9,892       0.0%
    Okamura Corp.                                                 7,300   98,562       0.1%
    Okasan Securities Group, Inc.                                17,000   97,139       0.1%
    Oki Electric Industry Co., Ltd.                               6,500   87,698       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Okinawa Cellular Telephone Co.                                1,100 $ 40,945       0.0%
    Okinawa Electric Power Co., Inc. (The)                        3,246   98,984       0.1%
    OKK Corp.                                                       500    5,174       0.0%
    OKUMA Corp.                                                   1,800  102,817       0.1%
    Okumura Corp.                                                 2,800  115,917       0.1%
    Okura Industrial Co., Ltd.                                    4,000   22,286       0.0%
    Okuwa Co., Ltd.                                               4,000   43,132       0.0%
    Onoken Co., Ltd.                                              1,700   29,843       0.0%
    Onward Holdings Co., Ltd.                                    12,000   98,891       0.1%
    Ootoya Holdings Co., Ltd.                                       500   10,086       0.0%
*   Open Door, Inc.                                                 900   16,604       0.0%
#   OPT Holding, Inc.                                             1,300   19,373       0.0%
    Optex Group Co., Ltd.                                         2,200   66,080       0.0%
    Organo Corp.                                                    800   24,991       0.0%
    Origin Electric Co., Ltd.                                       600    9,792       0.0%
    Osaka Organic Chemical Industry, Ltd.                         2,900   37,797       0.0%
    Osaka Soda Co., Ltd.                                          2,000   55,871       0.0%
    Osaka Steel Co., Ltd.                                         1,500   32,352       0.0%
#   OSAKA Titanium Technologies Co., Ltd.                         1,600   29,662       0.0%
    Osaki Electric Co., Ltd.                                      6,000   43,485       0.0%
    OSG Corp.                                                     6,200  137,232       0.1%
    OSJB Holdings Corp.                                          11,600   33,991       0.0%
    Outsourcing, Inc.                                             6,500  108,975       0.1%
    Oyo Corp.                                                     2,700   38,718       0.0%
    Pacific Industrial Co., Ltd.                                  4,800   68,083       0.0%
#*  Pacific Metals Co., Ltd.                                      1,700   59,646       0.0%
    Pack Corp. (The)                                              1,100   41,655       0.0%
    PAL GROUP Holdings Co., Ltd.                                  1,400   38,351       0.0%
    PALTAC Corp.                                                  1,500   75,079       0.1%
    Paramount Bed Holdings Co., Ltd.                              1,400   69,657       0.0%
    Parco Co., Ltd.                                               3,300   41,264       0.0%
    Paris Miki Holdings, Inc.                                     1,000    4,764       0.0%
*   Pasco Corp.                                                   1,000    2,952       0.0%
#   Pasona Group, Inc.                                            1,500   24,904       0.0%
    PC Depot Corp.                                                2,760   18,069       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.                2,600   18,209       0.0%
    Penta-Ocean Construction Co., Ltd.                           24,900  196,232       0.1%
    Pepper Food Service Co., Ltd.                                   900   51,813       0.0%
    PIA Corp.                                                       600   36,300       0.0%
    Pilot Corp.                                                   1,600   87,348       0.1%
    Piolax, Inc.                                                  3,000   84,036       0.1%
#*  Pioneer Corp.                                                34,600   53,973       0.0%
#   Plenus Co., Ltd.                                              3,000   51,709       0.0%
    Poletowin Pitcrew Holdings, Inc.                              1,700   29,109       0.0%
    Press Kogyo Co., Ltd.                                         9,000   51,865       0.0%
    Pressance Corp.                                               3,600   55,002       0.0%
    Prestige International, Inc.                                  4,800   55,140       0.0%
    Prima Meat Packers, Ltd.                                     12,000   73,214       0.1%
#   Pronexus, Inc.                                                1,300   16,804       0.0%
    Prospect Co., Ltd.                                           44,000   21,536       0.0%
#   Proto Corp.                                                   1,000   14,355       0.0%
    PS Mitsubishi Construction Co., Ltd.                          3,600   23,730       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Punch Industry Co., Ltd.                                      2,600 $ 28,025       0.0%
    Qol Co., Ltd.                                                 1,400   28,697       0.0%
    Quick Co., Ltd.                                               1,600   26,257       0.0%
    Raito Kogyo Co., Ltd.                                         4,700   51,072       0.0%
    Rakus Co., Ltd.                                               1,800   25,512       0.0%
    Rasa Industries, Ltd.                                           800   16,364       0.0%
    Raysum Co., Ltd.                                              1,900   24,765       0.0%
#   RECOMM Co., Ltd.                                              9,700   23,053       0.0%
    Relia, Inc.                                                   3,200   40,684       0.0%
    Renaissance, Inc.                                             1,600   27,873       0.0%
    Rengo Co., Ltd.                                              17,000  146,141       0.1%
#*  Renown, Inc.                                                  3,000    4,505       0.0%
    Resorttrust, Inc.                                             2,900   60,050       0.0%
    Retail Partners Co., Ltd.                                     2,000   29,681       0.0%
    Rheon Automatic Machinery Co., Ltd.                           2,000   36,810       0.0%
    Rhythm Watch Co., Ltd.                                        1,000   21,559       0.0%
    Ricoh Leasing Co., Ltd.                                       1,900   63,367       0.0%
#   Right On Co., Ltd.                                            1,500   14,204       0.0%
    Riken Corp.                                                   1,300   74,771       0.1%
    Riken Keiki Co., Ltd.                                         1,200   27,015       0.0%
    Riken Technos Corp.                                           3,200   15,536       0.0%
    Riken Vitamin Co., Ltd.                                       1,100   41,400       0.0%
    Ringer Hut Co., Ltd.                                          1,900   46,167       0.0%
    Rion Co., Ltd.                                                  700   15,963       0.0%
    Riso Kagaku Corp.                                             3,500   69,983       0.0%
    Riso Kyoiku Co., Ltd.                                         3,000   23,095       0.0%
#   Rock Field Co., Ltd.                                          2,100   40,124       0.0%
    Rokko Butter Co., Ltd.                                        1,700   40,536       0.0%
    Roland DG Corp.                                               1,200   27,864       0.0%
#   Rorze Corp.                                                   1,400   31,463       0.0%
    Round One Corp.                                               5,300   76,658       0.1%
    Royal Holdings Co., Ltd.                                      2,500   67,954       0.0%
#   RS Technologies Co., Ltd.                                       500   31,386       0.0%
    Ryobi, Ltd.                                                   3,200   81,755       0.1%
    Ryoden Corp.                                                  1,500   25,155       0.0%
    Ryosan Co., Ltd.                                              2,800  104,195       0.1%
    Ryoyo Electro Corp.                                           3,400   56,296       0.0%
    S Foods, Inc.                                                 1,300   54,620       0.0%
#   S&B Foods, Inc.                                                 300   29,559       0.0%
    Sac's Bar Holdings, Inc.                                      1,650   17,650       0.0%
    Saibu Gas Co., Ltd.                                           3,600   97,299       0.1%
    Saizeriya Co., Ltd.                                           2,600   60,061       0.0%
    Sakai Chemical Industry Co., Ltd.                             1,400   36,566       0.0%
    Sakai Heavy Industries, Ltd.                                    600   25,431       0.0%
    Sakai Moving Service Co., Ltd.                                  800   43,232       0.0%
    Sakai Ovex Co., Ltd.                                            800   17,493       0.0%
    Sakata INX Corp.                                              5,200   79,458       0.1%
#   Sakura Internet, Inc.                                         1,700   12,187       0.0%
    Sala Corp.                                                    7,000   43,572       0.0%
#   SAMTY Co., Ltd.                                               3,000   55,443       0.0%
    San Holdings, Inc.                                              400   10,809       0.0%
*   San ju San Financial Group, Inc.                              2,700   57,102       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    San-A Co., Ltd.                                               1,700 $ 90,654       0.1%
    San-Ai Oil Co., Ltd.                                          5,500   86,587       0.1%
    San-In Godo Bank, Ltd. (The)                                 14,000  131,627       0.1%
*   Sanden Holdings Corp.                                         3,000   43,583       0.0%
    Sanei Architecture Planning Co., Ltd.                         1,300   21,895       0.0%
    Sangetsu Corp.                                                5,000  103,188       0.1%
    Sanken Electric Co., Ltd.                                    10,000   64,001       0.0%
    Sanki Engineering Co., Ltd.                                   5,000   55,660       0.0%
    Sankyo Seiko Co., Ltd.                                        4,000   18,165       0.0%
    Sankyo Tateyama, Inc.                                         2,800   41,539       0.0%
    Sanoh Industrial Co., Ltd.                                    3,000   21,433       0.0%
    Sansei Technologies, Inc.                                       400    5,154       0.0%
    Sansha Electric Manufacturing Co., Ltd.                         800   10,401       0.0%
    Sanshin Electronics Co., Ltd.                                 2,000   40,639       0.0%
    Sanyo Chemical Industries, Ltd.                               1,000   47,189       0.0%
    Sanyo Denki Co., Ltd.                                           800   69,037       0.0%
    Sanyo Electric Railway Co., Ltd.                              2,000   51,103       0.0%
    Sanyo Housing Nagoya Co., Ltd.                                1,300   14,231       0.0%
    Sanyo Shokai, Ltd.                                            1,100   25,482       0.0%
    Sanyo Special Steel Co., Ltd.                                 3,000   76,329       0.1%
    Sanyo Trading Co., Ltd.                                       1,300   25,537       0.0%
    Sapporo Holdings, Ltd.                                        4,900  140,201       0.1%
    Sato Holdings Corp.                                           1,900   53,305       0.0%
    Sato Shoji Corp.                                              1,300   14,630       0.0%
    Satori Electric Co., Ltd.                                     1,000   10,110       0.0%
    Sawada Holdings Co., Ltd.                                     3,300   30,154       0.0%
    Sawai Pharmaceutical Co., Ltd.                                3,000  129,647       0.1%
#   Saxa Holdings, Inc.                                             400    7,777       0.0%
    SBS Holdings, Inc.                                            2,900   36,098       0.0%
    Scroll Corp.                                                  2,300    9,253       0.0%
    Secom Joshinetsu Co., Ltd.                                      900   30,305       0.0%
    Seed Co., Ltd.                                                  500   33,522       0.0%
    Seika Corp.                                                   1,000   25,317       0.0%
    Seikagaku Corp.                                               2,000   33,059       0.0%
    Seikitokyu Kogyo Co., Ltd.                                    2,700   17,357       0.0%
    Seiko Holdings Corp.                                          3,300   85,914       0.1%
#   Seiko PMC Corp.                                                 800    9,026       0.0%
    Seiren Co., Ltd.                                              5,800  111,819       0.1%
    Sekisui Jushi Corp.                                           2,700   58,790       0.0%
    Sekisui Plastics Co., Ltd.                                    3,500   47,014       0.0%
    Senko Group Holdings Co., Ltd.                                8,700   66,858       0.0%
    Senshu Electric Co., Ltd.                                       700   20,711       0.0%
    Senshu Ikeda Holdings, Inc.                                  25,100   98,984       0.1%
*   Senshukai Co., Ltd.                                           3,000   15,719       0.0%
    Septeni Holdings Co., Ltd.                                   10,900   28,019       0.0%
    SFP Holdings Co., Ltd.                                        1,400   25,792       0.0%
    Shibaura Electronics Co., Ltd.                                  700   33,359       0.0%
    Shibaura Mechatronics Corp.                                   4,000   15,971       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                           1,200   20,339       0.0%
    Shibuya Corp.                                                 1,700   57,968       0.0%
*   SHIFT, Inc.                                                     800   36,956       0.0%
#   Shiga Bank, Ltd. (The)                                       22,000  111,445       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Shikibo, Ltd.                                                   900 $ 11,341       0.0%
    Shikoku Bank, Ltd. (The)                                      3,600   52,562       0.0%
    Shikoku Chemicals Corp.                                       3,000   42,461       0.0%
    Shima Seiki Manufacturing, Ltd.                               1,700  107,765       0.1%
    Shimachu Co., Ltd.                                            3,100  100,075       0.1%
    Shimizu Bank, Ltd. (The)                                      1,100   30,936       0.0%
    Shin Nippon Air Technologies Co., Ltd.                        1,600   23,685       0.0%
    Shin-Etsu Polymer Co., Ltd.                                   5,000   47,469       0.0%
    Shin-Keisei Electric Railway Co., Ltd.                        1,100   22,577       0.0%
    Shinagawa Refractories Co., Ltd.                                500   13,476       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                     800   50,190       0.0%
#*  Shinkawa, Ltd.                                                1,000    9,104       0.0%
    Shinko Electric Industries Co., Ltd.                          8,900   69,240       0.0%
    Shinko Plantech Co., Ltd.                                     4,200   39,427       0.0%
    Shinko Shoji Co., Ltd.                                        2,600   45,193       0.0%
    Shinmaywa Industries, Ltd.                                    8,000   89,660       0.1%
    Shinnihon Corp.                                               3,400   37,716       0.0%
    Shinoken Group Co., Ltd.                                      1,300   39,525       0.0%
    Shinsho Corp.                                                 1,000   31,998       0.0%
    Shinwa Co., Ltd.                                                900   21,093       0.0%
    Ship Healthcare Holdings, Inc.                                3,200  111,114       0.1%
#   Shizuki Electric Co., Inc.                                    1,600   11,086       0.0%
    Shizuoka Gas Co., Ltd.                                        8,300   75,097       0.1%
    Shobunsha Publications, Inc.                                  1,300    9,911       0.0%
#   Shoei Co., Ltd.                                               1,300   48,201       0.0%
    Shoei Foods Corp.                                             1,000   39,451       0.0%
    Shofu, Inc.                                                   1,000   13,229       0.0%
    Showa Aircraft Industry Co., Ltd.                             1,600   19,104       0.0%
    Showa Corp.                                                   5,400   81,167       0.1%
    Showa Sangyo Co., Ltd.                                        2,000   52,930       0.0%
    SIGMAXYZ, Inc.                                                1,700   29,303       0.0%
#   Siix Corp.                                                    3,800   76,362       0.1%
    Sinanen Holdings Co., Ltd.                                      600   15,432       0.0%
    Sinfonia Technology Co., Ltd.                                18,000   63,529       0.0%
    Sinko Industries, Ltd.                                        2,400   38,896       0.0%
    Sintokogio, Ltd.                                              3,938   41,956       0.0%
    SK-Electronics Co., Ltd.                                        600   13,063       0.0%
    SKY Perfect JSAT Holdings, Inc.                              14,000   63,798       0.0%
#   SMK Corp.                                                     5,000   17,712       0.0%
    SMS Co., Ltd.                                                 2,100   79,508       0.1%
    SNT Corp.                                                     3,900   17,453       0.0%
    Soda Nikka Co., Ltd.                                          3,100   20,719       0.0%
    Sodick Co., Ltd.                                              5,800   71,386       0.0%
    Soft99 Corp.                                                  1,200   13,809       0.0%
    Softbank Technology Corp.                                     1,400   21,964       0.0%
#   Software Service, Inc.                                          400   27,979       0.0%
    Sogo Medical Co., Ltd.                                        1,400   32,674       0.0%
    Soken Chemical & Engineering Co., Ltd.                          800   17,438       0.0%
    Solasto Corp.                                                   600   15,880       0.0%
#   Soliton Systems K.K.                                          1,500   20,201       0.0%
    Space Co., Ltd.                                                 880   12,040       0.0%
#   Sparx Group Co., Ltd.                                        11,800   31,893       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    SRA Holdings                                                  1,000 $ 28,828       0.0%
    Srg Takamiya Co., Ltd.                                        1,700   10,486       0.0%
    SRS Holdings Co., Ltd.                                        2,500   22,205       0.0%
    ST Corp.                                                      1,100   24,504       0.0%
    St Marc Holdings Co., Ltd.                                    1,700   48,132       0.0%
    Star Mica Co., Ltd.                                           1,800   38,889       0.0%
    Star Micronics Co., Ltd.                                      2,400   42,940       0.0%
    Starts Corp., Inc.                                            2,700   74,545       0.1%
    Starzen Co., Ltd.                                               700   35,236       0.0%
#   Stella Chemifa Corp.                                            900   29,967       0.0%
    Step Co., Ltd.                                                1,500   23,621       0.0%
#   Strike Co., Ltd.                                                300   18,578       0.0%
    Studio Alice Co., Ltd.                                        1,100   24,682       0.0%
    Sugimoto & Co., Ltd.                                            900   17,047       0.0%
    Sumida Corp.                                                  2,200   30,178       0.0%
    Suminoe Textile Co., Ltd.                                       500   13,078       0.0%
    Sumitomo Bakelite Co., Ltd.                                  15,000  135,296       0.1%
    Sumitomo Densetsu Co., Ltd.                                   2,200   46,683       0.0%
    Sumitomo Mitsui Construction Co., Ltd.                       10,592   64,882       0.0%
    Sumitomo Osaka Cement Co., Ltd.                              34,000  155,653       0.1%
    Sumitomo Precision Products Co., Ltd.                         2,000    6,988       0.0%
    Sumitomo Riko Co., Ltd.                                       3,800   39,723       0.0%
    Sumitomo Seika Chemicals Co., Ltd.                              800   38,297       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                           13,000   88,940       0.1%
    Sun Frontier Fudousan Co., Ltd.                               3,700   44,643       0.0%
    Sun-Wa Technos Corp.                                          1,500   22,253       0.0%
    SWCC Showa Holdings Co., Ltd.                                 3,700   31,864       0.0%
    Systena Corp.                                                 1,300   49,316       0.0%
    Syuppin Co., Ltd.                                             1,800   20,228       0.0%
    T Hasegawa Co., Ltd.                                          2,300   49,439       0.0%
    T RAD Co., Ltd.                                               1,100   39,387       0.0%
    T&K Toka Co., Ltd.                                            2,300   28,167       0.0%
    T-Gaia Corp.                                                  1,300   36,328       0.0%
    Tachi-S Co., Ltd.                                             3,400   61,620       0.0%
    Tachibana Eletech Co., Ltd.                                   2,500   47,686       0.0%
    Tachikawa Corp.                                               1,100   15,338       0.0%
    Tadano, Ltd.                                                  8,000  123,112       0.1%
    Taihei Dengyo Kaisha, Ltd.                                    2,600   67,145       0.0%
    Taiho Kogyo Co., Ltd.                                         1,900   25,648       0.0%
    Taikisha, Ltd.                                                2,300   80,208       0.1%
    Taiko Bank, Ltd. (The)                                          400    8,745       0.0%
    Taisei Lamick Co., Ltd.                                         800   23,110       0.0%
    Taiyo Holdings Co., Ltd.                                      1,500   63,742       0.0%
    Taiyo Yuden Co., Ltd.                                        10,000  177,345       0.1%
    Takamatsu Construction Group Co., Ltd.                        1,600   43,175       0.0%
#   Takaoka Toko Co., Ltd.                                        1,200   20,443       0.0%
    Takara Holdings, Inc.                                        11,300  136,313       0.1%
#   Takara Leben Co., Ltd.                                        9,300   39,402       0.0%
    Takara Printing Co., Ltd.                                     1,300   24,061       0.0%
    Takara Standard Co., Ltd.                                     3,500   59,478       0.0%
    Takasago International Corp.                                  2,100   65,415       0.0%
    Takasago Thermal Engineering Co., Ltd.                        4,100   77,730       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    TAKEBISHI Corp.                                               1,400 $ 21,876       0.0%
    Takeei Corp.                                                  1,900   23,186       0.0%
    Takeuchi Manufacturing Co., Ltd.                              3,200   73,085       0.1%
    Takisawa Machine Tool Co., Ltd.                               1,100   19,397       0.0%
    Takuma Co., Ltd.                                              7,000   76,697       0.1%
    Tama Home Co., Ltd.                                           1,900   19,573       0.0%
    Tamron Co., Ltd.                                              2,600   52,770       0.0%
    Tamura Corp.                                                 11,000   83,556       0.1%
    Tanseisha Co., Ltd.                                           2,500   29,622       0.0%
    Tateru, Inc.                                                  1,500   25,347       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                     5,200   32,105       0.0%
    Tayca Corp.                                                   1,900   49,999       0.0%
#   Tazmo Co., Ltd.                                               1,100   15,572       0.0%
#*  Teac Corp.                                                    5,000    2,015       0.0%
    TechMatrix Corp.                                              2,100   32,150       0.0%
    Techno Smart Corp.                                              700    7,557       0.0%
    TechnoPro Holdings, Inc.                                      2,500  145,456       0.1%
    Tecnos Japan, Inc.                                            1,400   12,291       0.0%
    Teikoku Electric Manufacturing Co., Ltd.                      3,100   46,147       0.0%
    Teikoku Sen-I Co., Ltd.                                       2,100   43,751       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                                 800    9,565       0.0%
    Tekken Corp.                                                  1,300   38,974       0.0%
    Tenma Corp.                                                   2,000   38,152       0.0%
    TKC Corp.                                                     1,600   63,895       0.0%
    Toa Corp.(6894508)                                            1,800   45,892       0.0%
    Toa Corp.(6894434)                                            2,600   30,709       0.0%
    Toa Oil Co., Ltd.                                             6,000   11,075       0.0%
    TOA ROAD Corp.                                                  300   10,712       0.0%
    Toagosei Co., Ltd.                                            9,500  112,112       0.1%
    Tobishima Corp.                                              17,200   27,581       0.0%
    TOC Co., Ltd.                                                 6,100   54,014       0.0%
    Tocalo Co., Ltd.                                              4,000   49,635       0.0%
    Tochigi Bank, Ltd. (The)                                     10,000   37,892       0.0%
    Toda Corp.                                                   17,000  140,176       0.1%
#   Toda Kogyo Corp.                                                700   24,297       0.0%
#   Toei Animation Co., Ltd.                                      1,200   34,359       0.0%
    Toei Co., Ltd.                                                  600   67,397       0.0%
    Toenec Corp.                                                  1,400   43,734       0.0%
    Toho Bank, Ltd. (The)                                        21,500   83,402       0.1%
    Toho Co., Ltd.                                                  900   21,516       0.0%
#   Toho Holdings Co., Ltd.                                       5,500  134,226       0.1%
    Toho Titanium Co., Ltd.                                       3,900   48,240       0.0%
    Toho Zinc Co., Ltd.                                           1,200   55,212       0.0%
    Tohoku Bank, Ltd. (The)                                         800   10,616       0.0%
    Tokai Corp.                                                   1,800   40,540       0.0%
    TOKAI Holdings Corp.                                          9,000   91,169       0.1%
    Tokai Rika Co., Ltd.                                          5,400  107,876       0.1%
    Tokai Tokyo Financial Holdings, Inc.                         20,200  146,316       0.1%
#   Token Corp.                                                     680   64,757       0.0%
    Tokushu Tokai Paper Co., Ltd.                                   919   35,931       0.0%
    Tokuyama Corp.                                                6,400  190,626       0.1%
#*  Tokyo Base Co., Ltd.                                          2,400   24,201       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Tokyo Dome Corp.                                              7,000 $ 68,059       0.0%
    Tokyo Electron Device, Ltd.                                   1,200   23,043       0.0%
    Tokyo Energy & Systems, Inc.                                  4,100   48,374       0.0%
    Tokyo Individualized Educational Institute, Inc.              1,600   17,557       0.0%
#   Tokyo Keiki, Inc.                                             1,800   19,475       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                    3,200  112,427       0.1%
    Tokyo Rakutenchi Co., Ltd.                                      500   25,075       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                            1,200   25,789       0.0%
    Tokyo Seimitsu Co., Ltd.                                      2,900  110,146       0.1%
    Tokyo Steel Manufacturing Co., Ltd.                           8,200   68,429       0.0%
    Tokyo Tekko Co., Ltd.                                           600    9,377       0.0%
#   Tokyo Theatres Co., Inc.                                        600    8,006       0.0%
    Tokyo TY Financial Group, Inc.                                3,124   82,454       0.1%
    Tokyotokeiba Co., Ltd.                                        2,000   76,649       0.1%
    Tokyu Construction Co., Ltd.                                  9,100   97,185       0.1%
    Tokyu Recreation Co., Ltd.                                    3,000   27,204       0.0%
    Toli Corp.                                                    6,000   21,350       0.0%
    Tomato Bank, Ltd.                                               900   12,551       0.0%
    Tomoe Corp.                                                   3,500   19,270       0.0%
    Tomoe Engineering Co., Ltd.                                   1,000   19,446       0.0%
    Tomoku Co., Ltd.                                              1,000   18,503       0.0%
    TOMONY Holdings, Inc.                                        16,800   74,963       0.1%
    Tomy Co., Ltd.                                                5,617   54,993       0.0%
    Tonami Holdings Co., Ltd.                                       800   50,300       0.0%
    Topcon Corp.                                                  6,000  119,088       0.1%
    Toppan Forms Co., Ltd.                                        4,500   50,266       0.0%
    Topre Corp.                                                   2,900   91,015       0.1%
    Topy Industries, Ltd.                                         1,800   53,313       0.0%
    Toridoll Holdings Corp.                                       1,300   43,527       0.0%
    Torigoe Co., Ltd. (The)                                       2,500   22,398       0.0%
    Torii Pharmaceutical Co., Ltd.                                2,100   57,203       0.0%
    Torikizoku Co., Ltd.                                          1,000   26,013       0.0%
    Torishima Pump Manufacturing Co., Ltd.                        2,000   18,736       0.0%
    Tosei Corp.                                                   4,200   51,484       0.0%
    Toshiba Machine Co., Ltd.                                    10,000   66,240       0.0%
    Toshiba Plant Systems & Services Corp.                        4,000   83,475       0.1%
    Toshiba TEC Corp.                                             8,000   45,785       0.0%
#   Tosho Co., Ltd.                                                 800   29,412       0.0%
#   Tosho Printing Co., Ltd.                                      2,500   22,268       0.0%
#   Totech Corp.                                                  1,200   28,794       0.0%
    Totetsu Kogyo Co., Ltd.                                       1,700   50,778       0.0%
    Tottori Bank, Ltd. (The)                                        600    9,523       0.0%
#   Tow Co., Ltd.                                                 1,500   12,989       0.0%
    Towa Bank, Ltd. (The)                                         4,300   57,370       0.0%
    Towa Corp.                                                    2,500   30,707       0.0%
    Towa Pharmaceutical Co., Ltd.                                 1,000   63,629       0.0%
    Toyo Construction Co., Ltd.                                   7,400   35,390       0.0%
    Toyo Corp.                                                    3,000   26,809       0.0%
    Toyo Denki Seizo K.K.                                         1,000   16,820       0.0%
#*  Toyo Engineering Corp.                                        3,400   35,373       0.0%
    Toyo Ink SC Holdings Co., Ltd.                               17,000  105,064       0.1%
    Toyo Kanetsu K.K.                                             1,200   36,609       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Toyo Kohan Co., Ltd.                                          8,000 $ 52,449       0.0%
    Toyo Machinery & Metal Co., Ltd.                              2,600   18,943       0.0%
    Toyo Securities Co., Ltd.                                    12,000   31,492       0.0%
    Toyo Tanso Co., Ltd.                                          1,900   55,874       0.0%
    Toyo Tire & Rubber Co., Ltd.                                  3,700   62,982       0.0%
    Toyobo Co., Ltd.                                              7,700  149,992       0.1%
    TPR Co., Ltd.                                                 2,100   63,618       0.0%
    Trancom Co., Ltd.                                               500   37,859       0.0%
#   Transaction Co., Ltd.                                         2,400   21,875       0.0%
    Transcosmos, Inc.                                             1,500   41,397       0.0%
    Tri Chemical Laboratories, Inc.                                 900   36,312       0.0%
    Trusco Nakayama Corp.                                         4,000  105,014       0.1%
    Trust Tech, Inc.                                              1,300   41,448       0.0%
    TS Tech Co., Ltd.                                             3,100  125,425       0.1%
    TSI Holdings Co., Ltd.                                        8,425   67,271       0.0%
    Tsubaki Nakashima Co., Ltd.                                     800   18,838       0.0%
    Tsubakimoto Chain Co.                                        11,000   95,319       0.1%
    Tsugami Corp.                                                 5,000   60,189       0.0%
    Tsukishima Kikai Co., Ltd.                                    3,000   42,170       0.0%
    Tsukuba Bank, Ltd.                                            5,500   19,068       0.0%
    Tsukui Corp.                                                  5,200   41,046       0.0%
    Tsurumi Manufacturing Co., Ltd.                               2,000   38,857       0.0%
    Tsutsumi Jewelry Co., Ltd.                                      800   15,026       0.0%
    TV Asahi Holdings Corp.                                       2,400   56,284       0.0%
    Tv Tokyo Holdings Corp.                                       2,500   68,305       0.0%
#*  U-Shin, Ltd.                                                  2,000   13,287       0.0%
#   UACJ Corp.                                                    3,203   83,483       0.1%
    Uchida Yoko Co., Ltd.                                           800   22,303       0.0%
    UKC Holdings Corp.                                            1,500   31,604       0.0%
#   UMC Electronics Co., Ltd.                                       900   24,230       0.0%
*   Uniden Holdings Corp.                                        10,000   24,932       0.0%
    Union Tool Co.                                                  900   31,481       0.0%
    Unipres Corp.                                                 3,200   75,346       0.1%
    United Arrows, Ltd.                                           1,600   58,766       0.0%
    United Super Markets Holdings, Inc.                           6,300   82,841       0.1%
#   UNITED, Inc.                                                  1,200   50,685       0.0%
*   Unitika, Ltd.                                                 8,800   57,857       0.0%
#   Unizo Holdings Co., Ltd.                                      3,000   71,435       0.0%
#*  Usen-Next Holdings Co., Ltd.                                  1,200    9,859       0.0%
    Ushio, Inc.                                                  10,400  146,603       0.1%
*   UT Group Co., Ltd.                                            2,300   63,213       0.0%
    V Technology Co., Ltd.                                          400  104,015       0.1%
    Valor Holdings Co., Ltd.                                      3,100   86,493       0.1%
    ValueCommerce Co., Ltd.                                       1,500   22,791       0.0%
    Vector, Inc.                                                  3,300   63,656       0.0%
#*  VIA Holdings, Inc.                                            1,200    7,569       0.0%
*   Vision, Inc.                                                    800   23,144       0.0%
    Vital KSK Holdings, Inc.                                      4,800   47,044       0.0%
    Voyage Group, Inc.                                            1,100   11,764       0.0%
#   VT Holdings Co., Ltd.                                         6,900   31,392       0.0%
    Wacoal Holdings Corp.                                         5,200  157,434       0.1%
    Wakachiku Construction Co., Ltd.                              1,700   26,891       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Wakita & Co., Ltd.                                            4,500 $ 47,547       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.                           1,200   30,466       0.0%
    Watahan & Co., Ltd.                                           1,000   35,298       0.0%
    WATAMI Co., Ltd.                                              1,400   18,993       0.0%
    WDB Holdings Co., Ltd.                                          600   18,948       0.0%
    Weathernews, Inc.                                               700   22,101       0.0%
    Will Group, Inc.                                              1,500   18,205       0.0%
    WIN-Partners Co., Ltd.                                        1,000   13,393       0.0%
    Wood One Co., Ltd.                                              600    8,085       0.0%
    World Holdings Co., Ltd.                                      1,000   36,190       0.0%
    Wowow, Inc.                                                     800   25,131       0.0%
    Xebio Holdings Co., Ltd.                                      3,000   56,519       0.0%
#   YA-MAN, Ltd.                                                  2,800   60,909       0.0%
    Yachiyo Industry Co., Ltd.                                    1,500   18,166       0.0%
    Yahagi Construction Co., Ltd.                                 4,200   31,977       0.0%
    Yakuodo Co., Ltd.                                             1,000   34,619       0.0%
    YAMABIKO Corp.                                                5,360   76,561       0.1%
    YAMADA Consulting Group Co., Ltd.                               900   25,429       0.0%
#   Yamagata Bank, Ltd. (The)                                     3,600   79,414       0.1%
#   Yamaichi Electronics Co., Ltd.                                3,100   55,517       0.0%
    Yamanashi Chuo Bank, Ltd. (The)                              18,000   79,525       0.1%
#   Yamashin-Filter Corp.                                         3,200   34,926       0.0%
    Yamatane Corp.                                                1,000   17,837       0.0%
    Yamato Corp.                                                  1,400    9,510       0.0%
    Yamato Kogyo Co., Ltd.                                        4,600  135,602       0.1%
    Yamazen Corp.                                                 5,400   54,579       0.0%
    Yaoko Co., Ltd.                                               1,000   55,461       0.0%
    Yashima Denki Co., Ltd.                                       2,600   22,111       0.0%
    Yasuda Logistics Corp.                                        2,000   18,209       0.0%
#   Yasunaga Corp.                                                  900   19,268       0.0%
    Yellow Hat, Ltd.                                              1,800   53,388       0.0%
    Yodogawa Steel Works, Ltd.                                    2,400   68,485       0.0%
    Yokogawa Bridge Holdings Corp.                                3,300   71,863       0.0%
    Yokohama Reito Co., Ltd.                                      5,400   54,728       0.0%
    Yokowo Co., Ltd.                                              1,700   35,722       0.0%
    Yomeishu Seizo Co., Ltd.                                      1,000   22,461       0.0%
    Yomiuri Land Co., Ltd.                                          500   21,737       0.0%
    Yondenko Corp.                                                  420   10,224       0.0%
#   Yondoshi Holdings, Inc.                                       2,300   56,646       0.0%
    Yorozu Corp.                                                  3,300   56,822       0.0%
    Yoshinoya Holdings Co., Ltd.                                  2,100   38,985       0.0%
#   Yotai Refractories Co., Ltd.                                  3,000   20,844       0.0%
    Yuasa Trading Co., Ltd.                                       2,000   63,926       0.0%
    Yume No Machi Souzou Iinkai Co., Ltd.                         1,600   27,700       0.0%
    Yumeshin Holdings Co., Ltd.                                   3,800   40,966       0.0%
    Yurtec Corp.                                                  6,100   53,324       0.0%
    Yushiro Chemical Industry Co., Ltd.                           1,000   16,560       0.0%
#   Zenitaka Corp. (The)                                            400   19,880       0.0%
    Zenrin Co., Ltd.                                              2,700   54,325       0.0%
*   ZIGExN Co., Ltd.                                              2,400   19,168       0.0%
#   Zojirushi Corp.                                               3,500   46,890       0.0%
    Zuiko Corp.                                                     700   24,114       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
JAPAN -- (Continued)
    Zuken, Inc.                                                   2,000 $    27,703       0.0%
                                                                        -----------      ----
TOTAL JAPAN                                                              61,497,191      25.4%
                                                                        -----------      ----
NETHERLANDS -- (2.4%)
    Aalberts Industries NV                                        9,809     482,965       0.2%
    Accell Group                                                  2,934      68,593       0.0%
    AMG Advanced Metallurgical Group NV                           2,999     140,131       0.1%
    Amsterdam Commodities NV                                      2,763      73,762       0.0%
    APERAM SA                                                     5,527     269,300       0.1%
#   Arcadis NV                                                    8,576     168,649       0.1%
    ASM International NV                                          5,440     326,615       0.1%
    ASR Nederland NV                                              5,230     246,666       0.1%
*   Basic-Fit NV                                                  2,107      63,312       0.0%
    BE Semiconductor Industries NV                                5,860     405,003       0.2%
#   Beter Bed Holding NV                                          1,921      19,298       0.0%
#   BinckBank NV                                                 10,730      62,441       0.0%
    Boskalis Westminster                                         10,044     297,546       0.1%
    Brunel International NV                                       2,547      45,720       0.0%
    Corbion NV                                                    6,515     208,581       0.1%
#   Flow Traders                                                  2,407      93,315       0.1%
    ForFarmers NV                                                 2,159      30,288       0.0%
*   Fugro NV                                                     11,522     182,211       0.1%
    Gemalto NV(B9MS8P5)                                           3,010     181,270       0.1%
    Gemalto NV(B011JK4)                                           3,836     231,062       0.1%
    GrandVision NV                                                1,271      31,248       0.0%
*   Heijmans NV                                                   3,864      45,892       0.0%
    Hunter Douglas NV                                               685      52,250       0.0%
    IMCD NV                                                       3,012     185,338       0.1%
    Intertrust NV                                                 1,251      24,922       0.0%
    KAS Bank NV                                                   1,902      22,922       0.0%
    Kendrion NV                                                   2,047      82,617       0.0%
#   Koninklijke BAM Groep NV                                     32,304     153,861       0.1%
#   Koninklijke Vopak NV                                          6,342     312,757       0.1%
*   Lucas Bols NV                                                   553      11,760       0.0%
    Nederland Apparatenfabriek                                      609      37,040       0.0%
#*  OCI NV                                                        7,880     187,004       0.1%
    Ordina NV                                                    14,344      32,402       0.0%
    Philips Lighting NV                                           4,802     146,038       0.1%
#   PostNL NV                                                    48,089     186,679       0.1%
    SBM Offshore NV                                              18,343     307,781       0.1%
    SIF Holding NV                                                  540      12,187       0.0%
    Sligro Food Group NV                                          3,086     159,847       0.1%
*   Takeaway.com NV                                                 655      38,077       0.0%
    TKH Group NV                                                  3,619     228,770       0.1%
*   TomTom NV                                                    14,846     146,493       0.1%
    Van Lanschot Kempen NV                                        1,388      42,876       0.0%
    Wessanen                                                      8,503     171,555       0.1%
                                                                        -----------      ----
TOTAL NETHERLANDS                                                         6,217,044       2.6%
                                                                        -----------      ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
NEW ZEALAND -- (0.6%)
    Air New Zealand, Ltd.                                        41,085 $   94,272       0.1%
    Briscoe Group, Ltd.                                           9,711     23,895       0.0%
    Chorus, Ltd.                                                 28,756     81,587       0.0%
    EBOS Group, Ltd.                                              5,450     68,089       0.0%
    Freightways, Ltd.                                            12,116     63,717       0.0%
    Genesis Energy, Ltd.                                         32,503     51,388       0.0%
#   Gentrack Group, Ltd.                                          4,044     19,921       0.0%
    Hallenstein Glasson Holdings, Ltd.                            5,327     17,105       0.0%
    Heartland Bank, Ltd.                                         30,948     38,955       0.0%
    Infratil, Ltd.                                               46,774    104,858       0.1%
    Kathmandu Holdings, Ltd.                                      8,788     16,190       0.0%
    Mainfreight, Ltd.                                             5,140     89,359       0.1%
    Metlifecare, Ltd.                                            14,953     60,720       0.0%
    New Zealand Refining Co., Ltd. (The)                         13,533     22,366       0.0%
    NZME, Ltd.                                                   14,069      8,256       0.0%
    NZX, Ltd.                                                    31,716     24,081       0.0%
    PGG Wrightson, Ltd.                                          10,577      4,532       0.0%
#   Port of Tauranga, Ltd.                                       20,577     70,626       0.0%
*   Pushpay Holdings, Ltd.                                        4,044     11,343       0.0%
    Restaurant Brands New Zealand, Ltd.                          11,416     57,574       0.0%
    Sanford, Ltd.                                                 6,562     34,901       0.0%
    Scales Corp., Ltd.                                            8,482     26,403       0.0%
#   Skellerup Holdings, Ltd.                                     17,609     22,129       0.0%
    SKY Network Television, Ltd.                                 23,513     37,582       0.0%
    SKYCITY Entertainment Group, Ltd.                            49,136    139,615       0.1%
    Steel & Tube Holdings, Ltd.                                   5,579      7,841       0.0%
    Summerset Group Holdings, Ltd.                               19,161     92,760       0.1%
#*  Synlait Milk, Ltd.                                            4,894     34,351       0.0%
    Tilt Renewables, Ltd.                                         4,827      6,546       0.0%
    Tourism Holdings, Ltd.                                        6,924     29,560       0.0%
*   Tower, Ltd.                                                  13,924      7,723       0.0%
    Trade Me Group, Ltd.                                         32,478    105,940       0.1%
#   Trustpower, Ltd.                                              4,827     19,245       0.0%
    Vector, Ltd.                                                  3,219      7,248       0.0%
    Vista Group International, Ltd.                               9,208     19,428       0.0%
    Warehouse Group, Ltd. (The)                                   5,475      7,770       0.0%
    Z Energy, Ltd.                                                8,096     41,207       0.0%
                                                                        ----------       ---
TOTAL NEW ZEALAND                                                        1,569,083       0.6%
                                                                        ----------       ---
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA                               48,103     37,897       0.0%
#   AF Gruppen ASA                                                1,653     26,761       0.0%
*   Akastor ASA                                                  20,811     41,308       0.0%
*   Aker Solutions ASA                                           13,124     88,843       0.1%
    American Shipping Co. ASA                                     2,165      7,404       0.0%
*   Archer, Ltd.                                                 15,426     17,961       0.0%
    Atea ASA                                                      5,466     81,133       0.1%
    Austevoll Seafood ASA                                         9,102    109,545       0.1%
#*  Avance Gas Holding, Ltd.                                        956      2,408       0.0%
#*  Axactor AB                                                   88,387     31,040       0.0%
    Bonheur ASA                                                   1,685     20,095       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
NORWAY -- (Continued)
    Borregaard ASA                                                 6,733 $   71,381       0.1%
#*  BW LPG, Ltd.                                                  11,386     39,509       0.0%
*   BW Offshore, Ltd.                                             10,521     57,311       0.0%
*   DNO ASA                                                       49,587     91,824       0.1%
    Ekornes ASA                                                    1,600     22,254       0.0%
    Europris ASA                                                   2,670      9,293       0.0%
*   FLEX LNG, Ltd.                                                 8,911     11,413       0.0%
#*  Fred Olsen Energy ASA                                          3,343      5,057       0.0%
#   Frontline, Ltd.                                                8,469     36,476       0.0%
    Grieg Seafood ASA                                              6,613     70,881       0.1%
    Hexagon Composites ASA                                         6,540     17,078       0.0%
    Hoegh LNG Holdings, Ltd.                                       4,064     23,611       0.0%
*   Kongsberg Automotive ASA                                      47,061     55,020       0.0%
*   Kvaerner ASA                                                  10,879     22,893       0.0%
#*  NEL ASA                                                       98,973     34,082       0.0%
#*  Nordic Nanovector ASA                                          2,065     12,788       0.0%
*   Nordic Semiconductor ASA                                      11,029     69,387       0.0%
    Norway Royal Salmon ASA                                        1,411     33,354       0.0%
#*  Norwegian Air Shuttle ASA                                      1,507     57,193       0.0%
    Norwegian Property ASA                                        18,084     22,694       0.0%
    Ocean Yield ASA                                                3,609     31,037       0.0%
*   Odfjell Drilling, Ltd.                                         7,241     32,167       0.0%
    Odfjell SE Class A                                             1,000      3,820       0.0%
*   Otello Corp. ASA                                              10,082     25,728       0.0%
#*  Petroleum Geo-Services ASA                                    33,331    143,462       0.1%
#*  Prosafe SE                                                       573        925       0.0%
#   Protector Forsikring ASA                                       4,456     41,685       0.0%
#*  REC Silicon ASA                                              260,071     44,086       0.0%
    Sbanken ASA                                                    6,078     54,871       0.0%
#   Scatec Solar ASA                                               5,129     31,820       0.0%
    Selvaag Bolig ASA                                              3,180     16,151       0.0%
#*  Sevan Marine ASA                                               1,337      2,457       0.0%
*   Solstad Farstad ASA                                            1,000        772       0.0%
    SpareBank 1 SR-Bank ASA                                        1,141     11,284       0.0%
    Stolt-Nielsen, Ltd.                                            2,682     37,902       0.0%
    Treasure ASA                                                   1,741      3,739       0.0%
#   Veidekke ASA                                                   6,593     80,078       0.1%
    Wilh Wilhelmsen Holding ASA Class A                            1,434     41,445       0.0%
    XXL ASA                                                        5,889     51,158       0.0%
                                                                         ----------       ---
TOTAL NORWAY                                                              1,882,481       0.8%
                                                                         ----------       ---
PORTUGAL -- (0.4%)
    Altri SGPS SA                                                  7,954     57,506       0.0%
*   Banco Comercial Portugues SA Class R                         915,426    306,443       0.1%
#   CTT-Correios de Portugal SA                                   10,630     39,199       0.0%
    Mota-Engil SGPS SA                                            16,005     69,342       0.0%
    Navigator Co. SA (The)                                        22,392    130,650       0.1%
    NOS SGPS SA                                                   20,260    120,431       0.1%
    REN - Redes Energeticas Nacionais SGPS SA                     42,754    134,849       0.1%
    Semapa-Sociedade de Investimento e Gestao                      3,410     76,251       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
PORTUGAL -- (Continued)
    Sonae SGPS SA                                                125,561 $  170,745       0.1%
                                                                         ----------       ---
TOTAL PORTUGAL                                                            1,105,416       0.5%
                                                                         ----------       ---
SINGAPORE -- (0.9%)
    Accordia Golf Trust                                           65,600     30,394       0.0%
    AEM Holdings, Ltd.                                             3,900     17,616       0.0%
    Ascendas India Trust                                          64,100     50,203       0.0%
*   Banyan Tree Holdings, Ltd.                                     7,000      3,102       0.0%
    Best World International, Ltd.                                21,400     24,021       0.0%
    Boustead Projects, Ltd.                                        6,600      3,927       0.0%
    Boustead Singapore, Ltd.                                      22,000     13,371       0.0%
    Bukit Sembawang Estates, Ltd.                                 14,900     69,434       0.1%
    Bund Center Investment, Ltd.                                  27,000     14,511       0.0%
    China Aviation Oil Singapore Corp., Ltd.                      27,800     33,850       0.0%
    Chip Eng Seng Corp., Ltd.                                     45,000     33,780       0.0%
    Chuan Hup Holdings, Ltd.                                      87,000     19,666       0.0%
    CITIC Envirotech, Ltd.                                        63,600     34,197       0.0%
    ComfortDelGro Corp., Ltd.                                     77,600    130,972       0.1%
*   COSCO Shipping International Singapore Co., Ltd.              21,100      7,395       0.0%
*   Creative Technology, Ltd.                                      2,650     11,475       0.0%
    CSE Global, Ltd.                                              40,000     12,464       0.0%
    Del Monte Pacific, Ltd.                                       72,000     10,657       0.0%
    Delfi, Ltd.                                                   20,200     21,950       0.0%
*   Ezion Holdings, Ltd.                                         103,220      9,251       0.0%
#*  Ezra Holdings, Ltd.                                          234,044      3,555       0.0%
    Far East Orchard, Ltd.                                        11,239     12,519       0.0%
    First Resources, Ltd.                                         38,800     49,337       0.0%
*   Fragrance Group, Ltd.                                         82,000      9,267       0.0%
    GK Goh Holdings, Ltd.                                         17,813     14,868       0.0%
    GL, Ltd.                                                      53,000     32,326       0.0%
    Golden Agri-Resources, Ltd.                                  361,300     93,680       0.1%
    GuocoLand, Ltd.                                               28,200     45,964       0.0%
    Halcyon Agri Corp., Ltd.                                      25,666     10,895       0.0%
    Haw Par Corp., Ltd.                                            8,000     83,920       0.1%
    Hi-P International, Ltd.                                      23,000     28,386       0.0%
    Ho Bee Land, Ltd.                                             14,000     27,161       0.0%
    Hong Fok Corp., Ltd.                                          54,120     32,539       0.0%
    Hong Leong Asia, Ltd.                                          8,000      5,743       0.0%
    Hong Leong Finance, Ltd.                                      12,400     26,251       0.0%
    Hotel Grand Central, Ltd.                                     41,024     49,054       0.0%
    Hutchison Port Holdings Trust                                193,500     64,513       0.1%
    Hwa Hong Corp., Ltd.                                          59,000     14,184       0.0%
    Hyflux, Ltd.                                                  27,500      5,167       0.0%
    Indofood Agri Resources, Ltd.                                 28,000      6,745       0.0%
    k1 Ventures, Ltd.                                             24,000      1,774       0.0%
    Keppel Infrastructure Trust                                  176,474     71,684       0.1%
    M1, Ltd.                                                      30,000     40,861       0.0%
    Mandarin Oriental International, Ltd.                         13,800     32,991       0.0%
    Metro Holdings, Ltd.                                          49,200     43,315       0.0%
*   Midas Holdings, Ltd.                                         114,000     16,507       0.0%
    OUE, Ltd.                                                     23,000     31,294       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SINGAPORE -- (Continued)
    Oxley Holdings, Ltd.                                          75,240 $   27,359       0.0%
    Perennial Real Estate Holdings, Ltd.                          20,600     13,543       0.0%
*   Raffles Education Corp., Ltd.                                 63,960      8,850       0.0%
    Raffles Medical Group, Ltd.                                   64,363     55,640       0.0%
    RHT Health Trust                                              54,900     33,122       0.0%
    Riverstone Holdings, Ltd.                                     17,200     13,595       0.0%
    SBS Transit, Ltd.                                             15,800     30,855       0.0%
    SembCorp Marine, Ltd.                                         39,100     62,515       0.1%
    Sheng Siong Group, Ltd.                                       37,000     28,408       0.0%
    SIA Engineering Co., Ltd.                                     18,900     46,249       0.0%
    SIIC Environment Holdings, Ltd.                               58,600     19,189       0.0%
    Sinarmas Land, Ltd.                                          108,000     29,590       0.0%
    Singapore Post, Ltd.                                          82,400     82,970       0.1%
    Singapore Press Holdings, Ltd.                                83,900    171,444       0.1%
    Stamford Land Corp., Ltd.                                     21,000      7,753       0.0%
    StarHub, Ltd.                                                 36,400     62,095       0.0%
    Straits Trading Co., Ltd.                                      7,100     11,769       0.0%
    Sunningdale Tech, Ltd.                                        15,000     14,538       0.0%
*   Swiber Holdings, Ltd.                                         17,249        265       0.0%
*   Tat Hong Holdings, Ltd.                                       35,000     14,333       0.0%
    Tuan Sing Holdings, Ltd.                                      44,628     14,391       0.0%
    UMS Holdings, Ltd.                                            31,250     25,058       0.0%
    United Engineers, Ltd.                                        34,000     69,704       0.1%
    United Industrial Corp., Ltd.                                 16,800     41,276       0.0%
    UOB-Kay Hian Holdings, Ltd.                                   32,422     32,940       0.0%
    Valuetronics Holdings, Ltd.                                   29,800     17,476       0.0%
    Wheelock Properties Singapore, Ltd.                           20,000     27,352       0.0%
    Wing Tai Holdings, Ltd.                                       37,970     58,176       0.0%
    Yeo Hiap Seng, Ltd.                                            2,482      2,149       0.0%
*   Yongnam Holdings, Ltd.                                        26,250      6,079       0.0%
                                                                         ----------       ---
TOTAL SINGAPORE                                                           2,435,419       1.0%
                                                                         ----------       ---
SPAIN -- (2.4%)
#   Acciona SA                                                     3,381    282,808       0.1%
    Acerinox SA                                                   17,859    250,803       0.1%
*   Adveo Group International SA                                     770      1,982       0.0%
    Alantra Partners SA                                            1,872     35,766       0.0%
    Almirall SA                                                    7,923     98,484       0.0%
*   Amper SA                                                      88,071     25,095       0.0%
    Applus Services SA                                            10,588    143,072       0.1%
    Atresmedia Corp. de Medios de Comunicacion SA                  7,883     73,832       0.0%
    Azkoyen SA                                                     2,184     21,328       0.0%
*   Baron de Ley                                                     283     38,351       0.0%
    Bolsas y Mercados Espanoles SHMSF SA                           7,416    259,920       0.1%
    Cellnex Telecom SA                                            11,084    297,264       0.1%
    Cia de Distribucion Integral Logista Holdings SA               2,654     59,687       0.0%
    Cie Automotive SA                                              4,429    165,564       0.1%
    Construcciones y Auxiliar de Ferrocarriles SA                  2,580    123,727       0.1%
#   Distribuidora Internacional de Alimentacion SA                47,002    217,817       0.1%
#*  Duro Felguera SA                                               7,718      2,463       0.0%
    Ebro Foods SA                                                  7,555    182,188       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SPAIN -- (Continued)
*   eDreams ODIGEO SA                                             10,043 $   45,910       0.0%
    Elecnor SA                                                     3,373     52,895       0.0%
    Enagas SA                                                     19,931    579,314       0.2%
    Ence Energia y Celulosa SA                                    21,492    165,809       0.1%
    Ercros SA                                                     14,943     76,280       0.0%
    Euskaltel SA                                                   7,388     68,503       0.0%
    Faes Farma SA                                                 30,028    121,916       0.1%
    Fluidra SA                                                     5,793     83,835       0.0%
*   Fomento de Construcciones y Contratas SA                       4,055     52,257       0.0%
    Grupo Catalana Occidente SA                                    4,345    191,318       0.1%
*   Grupo Ezentis SA                                              25,306     22,288       0.0%
    Iberpapel Gestion SA                                             955     38,221       0.0%
*   Indra Sistemas SA                                             12,241    169,158       0.1%
*   Liberbank SA                                                 171,789     98,261       0.0%
#   Mediaset Espana Comunicacion SA                               15,385    147,237       0.1%
    Melia Hotels International SA                                 10,745    159,760       0.1%
    Miquel y Costas & Miquel SA                                    1,295     52,168       0.0%
    NH Hotel Group SA                                             29,324    226,098       0.1%
#*  Obrascon Huarte Lain SA                                       18,131     84,539       0.0%
    Papeles y Cartones de Europa SA                                6,442    124,653       0.1%
    Parques Reunidos Servicios Centrales SAU                         955     15,730       0.0%
*   Pharma Mar SA                                                 15,603     30,451       0.0%
*   Promotora de Informaciones SA Class A                         24,385     57,122       0.0%
    Prosegur Cia de Seguridad SA                                  20,757    156,906       0.1%
*   Quabit Inmobiliaria SA                                         7,249     16,883       0.0%
*   Realia Business SA                                            25,110     33,288       0.0%
#   Sacyr SA                                                      49,483    141,954       0.1%
    Saeta Yield SA                                                 5,967     88,725       0.0%
#*  Solaria Energia y Medio Ambiente SA                            7,833     32,444       0.0%
    Talgo SA                                                       8,642     52,800       0.0%
#   Tecnicas Reunidas SA                                           3,093     99,695       0.1%
*   Tubacex SA                                                    15,597     66,554       0.0%
*   Tubos Reunidos SA                                              8,287      4,034       0.0%
    Vidrala SA                                                     1,515    158,885       0.1%
    Viscofan SA                                                    3,722    246,660       0.1%
*   Vocento SA                                                    10,365     17,216       0.0%
    Zardoya Otis SA                                               11,411    116,468       0.1%
                                                                         ----------       ---
TOTAL SPAIN                                                               6,176,386       2.5%
                                                                         ----------       ---
SWEDEN -- (2.5%)
    AAK AB                                                         1,534    135,374       0.1%
*   AcadeMedia AB                                                  2,247     14,937       0.0%
    Acando AB                                                     10,746     36,200       0.0%
    AddLife AB                                                       410      8,584       0.0%
    AddNode Group AB                                               2,731     25,767       0.0%
    AddTech AB Class B                                             4,997    103,768       0.1%
    AF AB Class B                                                  5,364    111,601       0.1%
#   Alimak Group AB                                                2,061     30,479       0.0%
    Atrium Ljungberg AB Class B                                    3,302     52,222       0.0%
    Attendo AB                                                     7,478     75,942       0.0%
#   Avanza Bank Holding AB                                         3,108    146,100       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SWEDEN -- (Continued)
    Beijer Alma AB                                                1,700 $ 48,812       0.0%
    Beijer Ref AB                                                 7,206  110,739       0.1%
    Bergman & Beving AB                                           2,500   25,981       0.0%
    Betsson AB                                                   13,026   92,791       0.1%
    Bilia AB Class A                                              8,260   68,101       0.0%
    BillerudKorsnas AB                                            3,842   56,453       0.0%
    BioGaia AB Class B                                            1,169   56,132       0.0%
    Bonava AB                                                       691    8,278       0.0%
#   Bonava AB Class B                                             6,490   78,783       0.0%
    Bravida Holding AB                                           13,295   95,215       0.1%
    Bufab AB                                                      2,427   32,739       0.0%
    Bulten AB                                                     1,365   17,279       0.0%
    Bure Equity AB                                                6,581   70,560       0.0%
#   Byggmax Group AB                                              4,912   26,074       0.0%
    Capio AB                                                      2,067    9,336       0.0%
    Catena AB                                                     1,487   29,299       0.0%
    Clas Ohlson AB Class B                                        4,505   49,277       0.0%
    Cloetta AB Class B                                           22,873   81,860       0.0%
*   Collector AB                                                  3,491   25,273       0.0%
    Com Hem Holding AB                                           11,303  195,762       0.1%
    Concentric AB                                                 4,687   76,524       0.0%
    Coor Service Management Holding AB                            4,208   29,144       0.0%
    Corem Property Group AB Class B                               8,684    9,295       0.0%
    Dios Fastigheter AB                                           9,712   61,616       0.0%
    Dometic Group AB                                              9,916   94,906       0.1%
    Duni AB                                                       5,155   69,985       0.0%
    Dustin Group AB                                                 673    5,631       0.0%
    Eastnine AB                                                   1,559   16,868       0.0%
    Elanders AB Class B                                           1,738   14,567       0.0%
#*  Eltel AB                                                      2,122    6,126       0.0%
    Enea AB                                                       1,347   12,723       0.0%
    Fabege AB                                                    17,362  199,905       0.1%
#   Fagerhult AB                                                  5,097   52,010       0.0%
    FastPartner AB                                                  960   16,662       0.0%
    Fenix Outdoor International AG                                  713   86,049       0.0%
    Granges AB                                                    8,293  116,008       0.1%
    Gunnebo AB                                                    3,000   10,354       0.0%
*   Haldex AB                                                     3,360   36,087       0.0%
    Hemfosa Fastigheter AB                                       12,421  153,861       0.1%
    HIQ International AB                                          6,043   48,906       0.0%
    HMS Networks AB                                               1,005   16,787       0.0%
#   Hoist Finance AB                                              4,288   37,899       0.0%
    Indutrade AB                                                  6,751  159,215       0.1%
    Inwido AB                                                     5,530   48,138       0.0%
#   ITAB Shop Concept AB Class B                                  1,515    6,819       0.0%
    JM AB                                                         4,990   98,724       0.1%
    KappAhl AB                                                    6,122   17,745       0.0%
    Kindred Group P.L.C.                                         17,281  222,866       0.1%
    Klovern AB Class B                                           51,976   64,857       0.0%
#   KNOW IT AB                                                    2,183   44,452       0.0%
    Kungsleden AB                                                16,234  115,127       0.1%
#   Lagercrantz Group AB Class B                                  5,361   50,344       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SWEDEN -- (Continued)
    Lifco AB Class B                                                724 $   26,292       0.0%
    Lindab International AB                                       6,541     50,485       0.0%
    Loomis AB Class B                                             3,203    116,643       0.1%
#*  Medivir AB Class B                                            1,986      9,030       0.0%
    Mekonomen AB                                                  3,253     49,722       0.0%
    Modern Times Group MTG AB Class B                             4,244    166,801       0.1%
*   Momentum Group AB Class B                                     2,500     28,086       0.0%
#   Mycronic AB                                                   8,284     95,113       0.1%
    NCC AB Class B                                                4,793     88,286       0.0%
    Nederman Holding AB                                             608     18,673       0.0%
#*  Net Insight AB Class B                                       44,869     21,534       0.0%
#   NetEnt AB                                                    11,712     66,808       0.0%
    New Wave Group AB Class B                                     5,046     29,958       0.0%
    Nobia AB                                                      8,067     63,461       0.0%
    Nobina AB                                                     8,984     58,958       0.0%
    Nolato AB Class B                                             2,054    154,235       0.1%
    NP3 Fastigheter AB                                            2,119     14,962       0.0%
#   Opus Group AB                                                18,472     14,880       0.0%
    Oriflame Holding AG                                           3,030    143,583       0.1%
    Pandox AB                                                     2,851     47,984       0.0%
    Peab AB                                                      12,808    113,394       0.1%
    Platzer Fastigheter Holding AB Class B                        3,933     26,340       0.0%
    Proact IT Group AB                                              775     14,559       0.0%
*   Qliro Group AB                                                9,126     11,044       0.0%
#   Ratos AB Class B                                             22,672     89,457       0.1%
#*  RaySearch Laboratories AB                                     1,416     21,105       0.0%
#   Recipharm AB Class B                                          2,773     37,557       0.0%
#   Resurs Holding AB                                             3,343     21,538       0.0%
    Sagax AB Class B                                              4,140     48,444       0.0%
*   SAS AB                                                        7,999     19,962       0.0%
    Scandi Standard AB                                            5,373     36,840       0.0%
    Scandic Hotels Group AB                                       6,463     63,615       0.0%
    Sectra AB Class B                                             1,190     26,269       0.0%
    SkiStar AB                                                    2,397     49,425       0.0%
    Sweco AB Class B                                              4,633     94,361       0.1%
    Swedol AB Class B                                             2,582      9,373       0.0%
    Systemair AB                                                  1,332     17,610       0.0%
    Thule Group AB                                                6,182    142,876       0.1%
#   Troax Group AB                                                  957     29,522       0.0%
#   VBG Group AB Class B                                          1,326     19,835       0.0%
#   Victoria Park AB Class B                                     11,569     47,502       0.0%
#   Vitrolife AB                                                  1,018     74,523       0.0%
#   Wallenstam AB Class B                                        11,522    103,223       0.1%
#   Wihlborgs Fastigheter AB                                      6,549    151,770       0.1%
                                                                        ----------       ---
TOTAL SWEDEN                                                             6,455,556       2.7%
                                                                        ----------       ---
SWITZERLAND -- (3.9%)
    Allreal Holding AG                                            1,129    185,618       0.1%
*   Alpiq Holding AG                                                246     18,657       0.0%
    ALSO Holding AG                                                 510     62,838       0.0%
    ams AG                                                        4,508    371,806       0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SWITZERLAND -- (Continued)
    APG SGA SA                                                      108 $ 44,331       0.0%
#*  Arbonia AG                                                    3,234   57,529       0.0%
#*  Aryzta AG                                                     6,879  144,981       0.1%
    Ascom Holding AG                                              3,915   78,331       0.0%
    Autoneum Holding AG                                             308   80,650       0.0%
    Bachem Holding AG Class B                                       343   43,984       0.0%
    Bank Cler AG                                                    580   24,568       0.0%
    Banque Cantonale de Geneve                                      170   31,900       0.0%
    Banque Cantonale Vaudoise                                       150  119,543       0.1%
    Belimo Holding AG                                                36  148,648       0.1%
    Bell Food Group AG                                              140   54,995       0.0%
    Bellevue Group AG                                               711   16,730       0.0%
#   Berner Kantonalbank AG                                          497   92,987       0.0%
    BFW Liegenschaften AG                                           329   14,456       0.0%
    BKW AG                                                        1,235   80,493       0.0%
    Bobst Group SA                                                  800   85,351       0.0%
    Bossard Holding AG Class A                                      359   73,569       0.0%
    Bucher Industries AG                                            662  242,612       0.1%
    Burckhardt Compression Holding AG                               242   78,527       0.0%
    Burkhalter Holding AG                                           185   17,391       0.0%
    Calida Holding AG                                               281   10,231       0.0%
    Carlo Gavazzi Holding AG                                         62   21,121       0.0%
    Cembra Money Bank AG                                          2,144  181,732       0.1%
    Cham Group AG                                                    34   15,102       0.0%
    Cicor Technologies, Ltd.                                        259   15,408       0.0%
    Cie Financiere Tradition SA                                     140   14,888       0.0%
    Coltene Holding AG                                              250   23,272       0.0%
    Conzzeta AG                                                     111  141,502       0.1%
    Daetwyler Holding AG                                            502   95,753       0.1%
    DKSH Holding AG                                               1,814  145,484       0.1%
    dormakaba Holding AG                                            271  209,622       0.1%
#*  Dottikon Es Holding AG                                           12    8,748       0.0%
    EFG International AG                                          8,776   71,288       0.0%
    Emmi AG                                                         195  157,300       0.1%
    Energiedienst Holding AG                                      1,000   25,960       0.0%
#*  Evolva Holding SA                                            41,705   11,027       0.0%
    Feintool International Holding AG                               183   20,870       0.0%
    Flughafen Zurich AG                                           1,110  231,802       0.1%
    Forbo Holding AG                                                124  173,452       0.1%
    GAM Holding AG                                               19,119  305,182       0.1%
    Georg Fischer AG                                                385  478,577       0.2%
    Gurit Holding AG                                                 37   31,416       0.0%
    Helvetia Holding AG                                             677  402,146       0.2%
    Hiag Immobilien Holding AG                                      646   80,866       0.0%
#   HOCHDORF Holding AG                                             130   36,499       0.0%
#   Huber & Suhner AG                                             1,285   73,395       0.0%
    Hypothekarbank Lenzburg AG                                        3   13,561       0.0%
    Implenia AG                                                   1,560  119,084       0.1%
    Inficon Holding AG                                              149   89,212       0.0%
    Interroll Holding AG                                             59   97,745       0.1%
    Intershop Holding AG                                            122   60,895       0.0%
    Jungfraubahn Holding AG                                         263   43,518       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SWITZERLAND -- (Continued)
    Kardex AG                                                       792 $111,277       0.1%
    Komax Holding AG                                                318   87,410       0.0%
#   Kudelski SA                                                   4,680   43,057       0.0%
    LEM Holding SA                                                   41   64,743       0.0%
    Liechtensteinische Landesbank AG                              1,189   75,967       0.0%
    Logitech International SA                                    10,094  372,904       0.2%
    Luzerner Kantonalbank AG                                        238  128,320       0.1%
*   MCH Group AG                                                    159    8,146       0.0%
    Meier Tobler Group AG                                           174    5,731       0.0%
    Metall Zug AG Class B                                            19   63,735       0.0%
    Mobilezone Holding AG                                         2,585   30,581       0.0%
*   Mobimo Holding AG                                               654  168,920       0.1%
    OC Oerlikon Corp. AG                                         17,092  275,937       0.1%
*   Orascom Development Holding AG                                  935   14,407       0.0%
    Orior AG                                                        618   51,126       0.0%
#   Panalpina Welttransport Holding AG                              762   96,446       0.1%
    Phoenix Mecano AG                                                71   47,913       0.0%
    Plazza AG Class A                                                84   19,243       0.0%
    PSP Swiss Property AG                                         3,669  342,820       0.2%
    Rieter Holding AG                                               383   73,959       0.0%
    Romande Energie Holding SA                                       27   31,533       0.0%
#   Schaffner Holding AG                                             34   10,152       0.0%
*   Schmolz + Bickenbach AG                                      47,389   38,147       0.0%
    Schweiter Technologies AG                                       101  114,852       0.1%
    SFS Group AG                                                  1,117  125,591       0.1%
    Siegfried Holding AG                                            420  145,942       0.1%
    St Galler Kantonalbank AG                                       198  106,187       0.1%
    Sulzer AG                                                     1,335  153,590       0.1%
    Sunrise Communications Group AG                               2,836  222,301       0.1%
    Swiss Prime Site AG                                             405   37,946       0.0%
    Swissquote Group Holding SA                                     990   55,893       0.0%
    Tamedia AG                                                      249   38,171       0.0%
    Tecan Group AG                                                  861  189,313       0.1%
    Temenos Group AG                                              1,121  141,053       0.1%
    Thurgauer Kantonalbank                                          118   12,320       0.0%
#   u-blox Holding AG                                               460   84,052       0.0%
    Valiant Holding AG                                            1,787  214,578       0.1%
    Valora Holding AG                                               318  106,367       0.1%
    VAT Group AG                                                  1,038  153,086       0.1%
    Vaudoise Assurances Holding SA                                  115   62,634       0.0%
    Vetropack Holding AG                                             24   49,342       0.0%
*   Von Roll Holding AG                                           1,435    1,878       0.0%
    Vontobel Holding AG                                           2,384  157,219       0.1%
    VP Bank AG                                                      287   46,922       0.0%
    VZ Holding AG                                                   223   62,654       0.0%
    Walliser Kantonalbank                                           399   47,300       0.0%
    Warteck Invest AG                                                14   28,519       0.0%
#   Ypsomed Holding AG                                              313   47,489       0.0%
    Zehnder Group AG                                              1,401   58,735       0.0%
#   Zug Estates Holding AG Class B                                   26   44,580       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Zuger Kantonalbank AG                                             13 $    81,219       0.0%
                                                                         -----------       ---
TOTAL SWITZERLAND                                                         10,329,360       4.3%
                                                                         -----------       ---
UNITED KINGDOM -- (15.5%)
    4imprint Group P.L.C.                                          3,270      77,395       0.0%
    888 Holdings P.L.C.                                           11,036      41,731       0.0%
    A.G. Barr P.L.C.                                               6,780      65,128       0.0%
    AA P.L.C.                                                     46,430      86,790       0.0%
    Acacia Mining P.L.C.                                          12,404      24,472       0.0%
    Aggreko P.L.C.                                                18,643     187,503       0.1%
    Anglo Pacific Group P.L.C.                                    21,303      46,825       0.0%
    Anglo-Eastern Plantations P.L.C.                               1,293      13,408       0.0%
    Arrow Global Group P.L.C.                                     12,003      61,035       0.0%
    Ashmore Group P.L.C.                                          29,843     168,596       0.1%
    Auto Trader Group P.L.C.                                      65,756     319,516       0.1%
    AVEVA Group P.L.C.                                             3,317      97,924       0.1%
    Avon Rubber P.L.C.                                             3,999      74,013       0.0%
    B&M European Value Retail SA                                  35,870     199,890       0.1%
    Babcock International Group P.L.C.                             9,766      98,575       0.1%
    Balfour Beatty P.L.C.                                        118,595     478,934       0.2%
    BBA Aviation P.L.C.                                          103,528     453,750       0.2%
    Beazley P.L.C.                                                55,793     453,169       0.2%
    Bellway P.L.C.                                                12,958     590,448       0.3%
    BGEO Group P.L.C.                                              3,318     158,613       0.1%
    Bloomsbury Publishing P.L.C.                                   3,174       7,714       0.0%
    Bodycote P.L.C.                                               20,427     251,495       0.1%
    Bovis Homes Group P.L.C.                                      24,268     412,909       0.2%
    Brewin Dolphin Holdings P.L.C.                                46,861     232,793       0.1%
    Britvic P.L.C.                                                21,358     211,112       0.1%
*   BTG P.L.C.                                                    19,029     178,396       0.1%
*   Cairn Energy P.L.C.                                           56,086     174,562       0.1%
    Cambian Group P.L.C.                                           9,466      21,815       0.0%
    Capital & Counties Properties P.L.C.                          53,685     212,474       0.1%
*   Carclo P.L.C.                                                  5,442       7,406       0.0%
    Card Factory P.L.C.                                           16,012      50,937       0.0%
#   Carillion P.L.C.                                              70,562      14,486       0.0%
    Carr's Group P.L.C.                                            4,336       8,261       0.0%
    Castings P.L.C.                                                4,744      27,969       0.0%
    Centamin P.L.C.                                               92,292     199,428       0.1%
    Charles Taylor P.L.C.                                          2,461       8,888       0.0%
    Chemring Group P.L.C.                                         26,505      76,507       0.0%
    Chesnara P.L.C.                                               11,741      65,416       0.0%
    Cineworld Group P.L.C.                                        86,730     309,627       0.1%
*   Circassia Pharmaceuticals P.L.C.                              12,752      15,798       0.0%
    Clarkson P.L.C.                                                4,139     137,580       0.1%
    Close Brothers Group P.L.C.                                   22,276     469,025       0.2%
    CLS Holdings P.L.C.                                           15,670      53,858       0.0%
    CMC Markets P.L.C.                                            10,400      27,129       0.0%
*   Cobham P.L.C.                                                191,030     301,708       0.1%
    Communisis P.L.C.                                              4,956       4,161       0.0%
    Computacenter P.L.C.                                           5,565      96,643       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Connect Group P.L.C.                                          19,192 $ 15,949       0.0%
    Consort Medical P.L.C.                                         6,140  101,231       0.1%
    Costain Group P.L.C.                                           6,313   40,085       0.0%
    Countryside Properties P.L.C.                                  7,656   37,728       0.0%
*   Countrywide P.L.C.                                             6,154    9,153       0.0%
    Cranswick P.L.C.                                               7,947  317,208       0.1%
    Crest Nicholson Holdings P.L.C.                               21,280  142,683       0.1%
    CYBG P.L.C.                                                    5,869   24,360       0.0%
    Daejan Holdings P.L.C.                                         1,099   90,462       0.0%
    Daily Mail & General Trust P.L.C.                             50,451  468,647       0.2%
    Dairy Crest Group P.L.C.                                      22,897  170,827       0.1%
    De La Rue P.L.C.                                               9,274   67,963       0.0%
    Debenhams P.L.C.                                             107,504   34,210       0.0%
    Dechra Pharmaceuticals P.L.C.                                  1,405   52,772       0.0%
    Devro P.L.C.                                                  23,044   67,251       0.0%
*   Dialight P.L.C.                                                1,573   11,177       0.0%
    Dignity P.L.C.                                                 4,062   60,933       0.0%
    Diploma P.L.C.                                                19,395  320,010       0.1%
    DiscoverIE Group P.L.C.                                        6,013   34,771       0.0%
    Dixons Carphone P.L.C.                                        13,883   38,711       0.0%
    Domino's Pizza Group P.L.C.                                   43,968  219,159       0.1%
    Drax Group P.L.C.                                             41,675  180,460       0.1%
    Dunelm Group P.L.C.                                            4,588   35,592       0.0%
*   EI Group P.L.C.                                               52,669   93,319       0.1%
    Electrocomponents P.L.C.                                      59,143  494,431       0.2%
    Elementis P.L.C.                                              56,870  221,513       0.1%
*   EnQuest P.L.C.                                                97,519   48,044       0.0%
    Entertainment One, Ltd.                                       16,679   62,474       0.0%
    Equiniti Group P.L.C.                                         12,004   45,280       0.0%
    Essentra P.L.C.                                               22,437  136,167       0.1%
    esure Group P.L.C.                                            19,941   61,741       0.0%
    Euromoney Institutional Investor P.L.C.                        5,121   92,545       0.0%
    Evraz P.L.C.                                                   3,458   21,760       0.0%
    FDM Group Holdings P.L.C.                                      4,663   65,315       0.0%
    Fenner P.L.C.                                                 33,920  283,361       0.1%
    Ferrexpo P.L.C.                                               13,238   42,860       0.0%
    Fidessa Group P.L.C.                                           6,341  342,557       0.2%
*   Findel P.L.C.                                                  2,049    7,169       0.0%
*   Firstgroup P.L.C.                                            205,148  318,252       0.1%
*   Flybe Group P.L.C.                                             9,733    5,237       0.0%
    Foxtons Group P.L.C.                                          12,557   13,410       0.0%
    Fuller Smith & Turner P.L.C. Class A                           3,070   40,072       0.0%
*   Future P.L.C.                                                    897    5,497       0.0%
    Galliford Try P.L.C.                                           8,344  105,121       0.1%
    Games Workshop Group P.L.C.                                    4,978  166,010       0.1%
*   Gem Diamonds, Ltd.                                             5,200    7,160       0.0%
    Genus P.L.C.                                                   7,519  260,036       0.1%
    Go-Ahead Group P.L.C.                                          7,069  187,966       0.1%
    Gocompare.Com Group P.L.C.                                    37,856   58,464       0.0%
    Grafton Group P.L.C.                                          21,000  217,536       0.1%
    Grainger P.L.C.                                               38,356  165,186       0.1%
#   Greencore Group P.L.C.                                       122,107  266,302       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
#   Greene King P.L.C.                                            32,473 $243,967       0.1%
    Greggs P.L.C.                                                 10,069  168,324       0.1%
*   Gulf Keystone Petroleum, Ltd.                                 14,280   35,447       0.0%
    GVC CVR                                                       65,974    9,836       0.0%
    GVC Holdings P.L.C.                                           31,721  388,282       0.2%
    Gym Group P.L.C. (The)                                         4,657   15,811       0.0%
    Halfords Group P.L.C.                                         20,896  108,898       0.1%
    Halma P.L.C.                                                  10,931  183,411       0.1%
    Hastings Group Holdings P.L.C.                                 9,310   35,289       0.0%
    Hays P.L.C.                                                  250,298  616,814       0.3%
    Headlam Group P.L.C.                                          13,204   81,194       0.0%
    Helical P.L.C.                                                12,533   64,870       0.0%
    Henry Boot P.L.C.                                              6,295   24,799       0.0%
    Hill & Smith Holdings P.L.C.                                  13,250  241,799       0.1%
    Hilton Food Group P.L.C.                                       5,673   69,137       0.0%
    Hiscox, Ltd.                                                  25,898  529,582       0.2%
    Hochschild Mining P.L.C.                                      22,160   64,098       0.0%
    HomeServe P.L.C.                                              25,801  262,244       0.1%
    Howden Joinery Group P.L.C.                                   87,227  570,897       0.2%
*   Hunting P.L.C.                                                24,044  265,719       0.1%
    Huntsworth P.L.C.                                             34,607   47,474       0.0%
    Ibstock P.L.C.                                                16,334   66,779       0.0%
    IG Group Holdings P.L.C.                                      37,790  431,505       0.2%
    IMI P.L.C.                                                    19,714  295,474       0.1%
    Inchcape P.L.C.                                               43,475  434,331       0.2%
#*  Indivior P.L.C.                                               64,365  398,586       0.2%
    Inmarsat P.L.C.                                               28,640  147,962       0.1%
    Intermediate Capital Group P.L.C.                             20,667  307,939       0.1%
    International Personal Finance P.L.C.                         19,163   64,160       0.0%
*   Interserve P.L.C.                                             22,564   29,094       0.0%
*   IP Group P.L.C.                                               38,998   71,482       0.0%
    ITE Group P.L.C.                                              29,696   62,372       0.0%
    IWG P.L.C.                                                    40,642  138,055       0.1%
    J D Wetherspoon P.L.C.                                        12,668  202,311       0.1%
*   Jackpotjoy P.L.C.                                              5,007   56,457       0.0%
    James Fisher & Sons P.L.C.                                     6,723  154,487       0.1%
    Jardine Lloyd Thompson Group P.L.C.                           23,553  396,407       0.2%
    JD Sports Fashion P.L.C.                                      31,776  170,457       0.1%
    John Laing Group P.L.C.                                        5,188   20,157       0.0%
    John Menzies P.L.C.                                            6,281   54,885       0.0%
    John Wood Group P.L.C.                                        49,047  382,321       0.2%
    Jupiter Fund Management P.L.C.                                35,693  223,212       0.1%
    Just Group P.L.C.                                             43,301   83,693       0.0%
*   KAZ Minerals P.L.C.                                           22,771  287,711       0.1%
    KCOM Group P.L.C.                                             59,059   81,919       0.0%
    Keller Group P.L.C.                                           11,114  158,873       0.1%
    Kier Group P.L.C.                                             17,252  254,571       0.1%
    Laird P.L.C.                                                  58,804  158,834       0.1%
*   Lamprell P.L.C.                                               23,029   29,294       0.0%
    Lancashire Holdings, Ltd.                                     19,067  156,257       0.1%
*   Lonmin P.L.C.                                                 19,216   15,537       0.0%
    Lookers P.L.C.                                                32,633   45,334       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Low & Bonar P.L.C.                                            24,496 $ 18,667       0.0%
    LSL Property Services P.L.C.                                   4,553   15,518       0.0%
    Macfarlane Group P.L.C.                                        6,000    7,083       0.0%
    Man Group P.L.C.                                             170,239  422,814       0.2%
*   Management Consulting Group P.L.C.                            25,424    1,337       0.0%
    Marshalls P.L.C.                                              15,859   93,158       0.1%
    Marston's P.L.C.                                              65,670   97,223       0.1%
    McBride P.L.C.(BFX1KB5)                                      416,565      573       0.0%
    McBride P.L.C.(0574635)                                       27,771   57,641       0.0%
    McColl's Retail Group P.L.C.                                     626    2,035       0.0%
    Mears Group P.L.C.                                            15,610   70,684       0.0%
    Meggitt P.L.C.                                                56,962  369,020       0.2%
    Melrose Industries P.L.C.                                    126,503  396,670       0.2%
#   Millennium & Copthorne Hotels P.L.C.                          18,286  144,069       0.1%
    Mitchells & Butlers P.L.C.                                    21,810   84,555       0.0%
    Mitie Group P.L.C.                                            30,488   76,822       0.0%
    MJ Gleeson P.L.C.                                              2,472   24,900       0.0%
    Moneysupermarket.com Group P.L.C.                             28,409  117,015       0.1%
    Morgan Advanced Materials P.L.C.                              45,131  213,297       0.1%
    Morgan Sindall Group P.L.C.                                    6,392  110,135       0.1%
*   Mothercare P.L.C.                                             13,728    3,436       0.0%
    N Brown Group P.L.C.                                          13,947   39,217       0.0%
    National Express Group P.L.C.                                 64,577  348,481       0.2%
    NCC Group P.L.C.                                              13,259   35,671       0.0%
*   New World Resources P.L.C. Class A                             1,390        1       0.0%
    NEX Group P.L.C.                                              28,759  390,261       0.2%
    Non-Standard Finance P.L.C.                                   13,741   12,114       0.0%
    Northgate P.L.C.                                              15,578   79,532       0.0%
*   Nostrum Oil & Gas P.L.C.                                       1,582    6,487       0.0%
*   Ocado Group P.L.C.                                            39,191  289,688       0.1%
    OneSavings Bank P.L.C.                                        14,936   81,176       0.0%
*   Ophir Energy P.L.C.                                           80,346   66,605       0.0%
    Oxford Instruments P.L.C.                                      6,836   85,689       0.0%
    Pagegroup P.L.C.                                              44,168  325,986       0.1%
    Paragon Banking Group P.L.C.                                  24,415  175,038       0.1%
    PayPoint P.L.C.                                                3,824   45,025       0.0%
    Pendragon P.L.C.                                             128,518   51,186       0.0%
    Pennon Group P.L.C.                                           38,530  366,082       0.2%
*   Petra Diamonds, Ltd.                                          85,892   80,708       0.0%
    Petrofac, Ltd.                                                18,876  156,645       0.1%
*   Petropavlovsk P.L.C.                                         187,340   17,805       0.0%
    Pets at Home Group P.L.C.                                     33,160   69,659       0.0%
    Phoenix Group Holdings                                        31,317  338,291       0.2%
    Photo-Me International P.L.C.                                 39,573   86,772       0.0%
    Playtech P.L.C.                                               15,534  173,268       0.1%
    Polypipe Group P.L.C.                                         12,946   68,041       0.0%
    Porvair P.L.C.                                                 3,669   24,791       0.0%
*   Premier Foods P.L.C.                                         101,428   52,078       0.0%
*   Premier Oil P.L.C.                                            64,933   84,163       0.0%
    PZ Cussons P.L.C.                                             19,655   66,542       0.0%
    QinetiQ Group P.L.C.                                          35,800  113,172       0.1%
    Rank Group P.L.C.                                             17,299   41,667       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Rathbone Brothers P.L.C.                                       5,254 $169,262       0.1%
*   Raven Russia, Ltd.                                            13,465    8,427       0.0%
    Redrow P.L.C.                                                 39,685  341,969       0.2%
    Renewi P.L.C.                                                132,437  130,924       0.1%
    Renishaw P.L.C.                                                6,328  409,654       0.2%
*   Renold P.L.C.                                                 15,469    5,022       0.0%
    Restaurant Group P.L.C. (The)                                 21,002   87,719       0.0%
*   Rhi Magnesita NV                                               2,919  174,413       0.1%
    Ricardo P.L.C.                                                 8,508  111,048       0.1%
    Rightmove P.L.C.                                               5,303  332,574       0.1%
    RM P.L.C.                                                      5,224   14,899       0.0%
    Robert Walters P.L.C.                                          4,321   42,758       0.0%
    Rotork P.L.C.                                                 85,396  385,120       0.2%
    RPC Group P.L.C.                                              43,754  474,767       0.2%
    RPS Group P.L.C.                                              23,564   83,950       0.0%
    S&U P.L.C.                                                       354   12,329       0.0%
    Saga P.L.C.                                                   43,271   80,680       0.0%
    Savills P.L.C.                                                14,289  192,507       0.1%
    SDL P.L.C.                                                    12,112   64,949       0.0%
    Senior P.L.C.                                                 73,313  297,489       0.1%
*   Serco Group P.L.C.                                            46,535   61,495       0.0%
    Severfield P.L.C.                                              6,026    6,561       0.0%
    SIG P.L.C.                                                    96,001  187,674       0.1%
    Soco International P.L.C.                                     20,801   30,098       0.0%
    Softcat P.L.C.                                                 5,929   55,693       0.0%
    Spectris P.L.C.                                               10,087  372,180       0.2%
    Speedy Hire P.L.C.                                            25,705   19,017       0.0%
    Spire Healthcare Group P.L.C.                                  6,694   20,940       0.0%
    Spirent Communications P.L.C.                                 97,303  159,720       0.1%
    Sportech P.L.C.                                               13,686   11,770       0.0%
*   Sports Direct International P.L.C.                            21,667  119,987       0.1%
    SSP Group P.L.C.                                              33,393  298,823       0.1%
    St. Ives P.L.C.                                               12,718   15,067       0.0%
    St. Modwen Properties P.L.C.                                  32,149  181,504       0.1%
    Stagecoach Group P.L.C.                                       22,281   47,586       0.0%
    Sthree P.L.C.                                                  8,744   38,933       0.0%
    Stobart Group, Ltd.                                           22,042   74,209       0.0%
    Stock Spirits Group P.L.C.                                     8,910   30,453       0.0%
    Superdry P.L.C.                                                4,673   96,542       0.1%
    Synthomer P.L.C.                                              45,104  306,163       0.1%
    T Clarke P.L.C.                                                3,989    4,509       0.0%
    TalkTalk Telecom Group P.L.C.                                 32,034   56,505       0.0%
    Tarsus Group P.L.C.                                            4,955   19,922       0.0%
    Tate & Lyle P.L.C.                                            83,564  659,971       0.3%
    Ted Baker P.L.C.                                               4,230  154,972       0.1%
    Telecom Plus P.L.C.                                            9,942  147,206       0.1%
    Thomas Cook Group P.L.C.                                     133,576  226,863       0.1%
    Topps Tiles P.L.C.                                            10,400    9,944       0.0%
    TP ICAP P.L.C.                                                53,147  344,277       0.2%
    Travis Perkins P.L.C.                                         14,192  247,136       0.1%
    Trifast P.L.C.                                                12,345   44,182       0.0%
    Trinity Mirror P.L.C.                                         33,660   39,388       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    TT Electronics P.L.C.                                         10,027 $     30,802       0.0%
*   Tullow Oil P.L.C.                                            249,993      782,347       0.3%
    U & I Group P.L.C.                                            12,900       38,870       0.0%
    UBM P.L.C.                                                    33,493      445,912       0.2%
    UDG Healthcare P.L.C.                                         18,266      229,492       0.1%
    Ultra Electronics Holdings P.L.C.                             13,034      252,262       0.1%
*   Vectura Group P.L.C.                                          48,154       53,698       0.0%
    Vedanta Resources P.L.C.                                       6,711       67,163       0.0%
    Vesuvius P.L.C.                                               23,643      190,937       0.1%
    Victrex P.L.C.                                                15,537      559,418       0.2%
    Virgin Money Holdings UK P.L.C.                               20,444       78,187       0.0%
    Vitec Group P.L.C. (The)                                       2,694       44,146       0.0%
*   Volex P.L.C.                                                   1,534        1,605       0.0%
    Volution Group P.L.C.                                          3,055        8,281       0.0%
    Vp P.L.C.                                                        998       12,266       0.0%
    Weir Group P.L.C. (The)                                        9,165      268,184       0.1%
    WH Smith P.L.C.                                               11,149      298,829       0.1%
    William Hill P.L.C.                                           89,978      361,906       0.2%
    Wilmington P.L.C.                                              6,879       23,461       0.0%
    Wincanton P.L.C.                                              15,401       50,502       0.0%
*   Wizz Air Holdings P.L.C.                                         622       27,312       0.0%
    Xaar P.L.C.                                                   10,372       50,516       0.0%
    XP Power, Ltd.                                                 1,056       50,759       0.0%
    ZPG P.L.C.                                                    15,077       74,329       0.0%
                                                                         ------------      ----
TOTAL UNITED KINGDOM                                                       40,669,714      16.8%
                                                                         ------------      ----
TOTAL COMMON STOCKS                                                       240,038,564      99.2%
                                                                         ------------      ----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Biotest AG                                                     1,565       49,855       0.0%
    Draegerwerk AG & Co. KGaA                                        931       68,494       0.0%
    Fuchs Petrolub SE                                              1,561       83,818       0.0%
    Jungheinrich AG                                                4,026      169,785       0.1%
    Sartorius AG                                                     824      126,567       0.1%
    Sixt SE                                                        1,425      116,446       0.1%
    STO SE & Co. KGaA                                                272       36,256       0.0%
    Villeroy & Boch AG                                             1,074       23,985       0.0%
                                                                         ------------      ----
TOTAL GERMANY                                                                 675,206       0.3%
                                                                         ------------      ----
TOTAL PREFERRED STOCKS                                                        675,206       0.3%
                                                                         ------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                                   2,073           --       0.0%
                                                                         ------------      ----
FRANCE -- (0.0%)
*   Maurel et prom Rights 12/31/00                                13,101           --       0.0%
                                                                         ------------      ----
SINGAPORE -- (0.0%)
*   Ezion Holdings, Ltd. Warrants 04/16/23                        61,932           --       0.0%
                                                                         ------------      ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                  --------- ------------ ---------------
SPAIN -- (0.0%)
*    Quabit Inmobiliaria SA Rights 05/11/18                           7,249 $        403        0.0%
                                                                            ------------      -----
UNITED STATES -- (0.0%)
*    QLT, Inc. Warrants 11/23/17                                      5,800           --        0.0%
*    QLT, Inc. Warrants 11/23/17 Class A                              5,800           --        0.0%
                                                                            ------------      -----
TOTAL UNITED STATES                                                                   --        0.0%
                                                                            ------------      -----
TOTAL RIGHTS/WARRANTS                                                                403        0.0%
                                                                            ------------      -----
TOTAL INVESTMENT SECURITIES                                                  240,714,173
                                                                            ------------

                                                                              VALUE+
                                                                            ------------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@ DFA Short Term Investment Fund                               1,916,387   22,172,602        9.2%
                                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $225,249,073)                           $262,886,775      108.7%
                                                                            ============      =====

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia..................          -- $ 16,635,074   --    $ 16,635,074
     Austria....................          --    2,995,161   --       2,995,161
     Belgium.................... $   131,373    4,172,589   --       4,303,962
     Canada.....................  19,870,543           82   --      19,870,625
     Denmark....................          --    4,510,591   --       4,510,591
     Finland....................          --    6,100,387   --       6,100,387
     France.....................          --   12,114,185   --      12,114,185
     Germany....................          --   14,364,279   --      14,364,279
     Hong Kong..................          --    6,829,030   --       6,829,030
     Ireland....................          --      962,975   --         962,975
     Israel.....................      47,799    1,851,499   --       1,899,298
     Italy......................          --   11,115,347   --      11,115,347
     Japan......................     123,621   61,373,570   --      61,497,191
     Netherlands................     231,062    5,985,982   --       6,217,044
     New Zealand................          --    1,569,083   --       1,569,083
     Norway.....................          --    1,882,481   --       1,882,481
     Portugal...................          --    1,105,416   --       1,105,416
     Singapore..................          --    2,435,419   --       2,435,419
     Spain......................          --    6,176,386   --       6,176,386
     Sweden.....................          --    6,455,556   --       6,455,556
     Switzerland................          --   10,329,360   --      10,329,360
     United Kingdom.............         573   40,669,141   --      40,669,714
  Preferred Stocks..............
     Germany....................          --      675,206   --         675,206
  Rights/Warrants...............
     Spain......................          --          403   --             403
  Securities Lending Collateral.          --   22,172,602   --      22,172,602
                                 ----------- ------------   --    ------------
  TOTAL......................... $20,404,971 $242,481,804   --    $262,886,775
                                 =========== ============   ==    ============

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (20.8%)
*   Amazon.com, Inc.                         59,408 $93,040,651       5.0%
    Aptiv P.L.C.                             45,722   3,867,167       0.2%
    Aramark                                  68,524   2,562,112       0.1%
    Best Buy Co., Inc.                      139,774  10,696,904       0.6%
*   Booking Holdings, Inc.                    6,454  14,056,812       0.8%
*   Bright Horizons Family Solutions, Inc.    1,338     126,949       0.0%
*   Burlington Stores, Inc.                  20,031   2,721,211       0.1%
#*  CarMax, Inc.                             30,192   1,887,000       0.1%
#   Carter's, Inc.                           15,796   1,584,655       0.1%
    CBS Corp. Class B                       158,289   7,787,819       0.4%
    CBS Corp. Class A                           700      34,643       0.0%
    Darden Restaurants, Inc.                 49,578   4,603,813       0.2%
    Delphi Technologies P.L.C.                8,540     413,421       0.0%
    Dollar General Corp.                     40,468   3,906,376       0.2%
#   Dunkin' Brands Group, Inc.                2,071     126,248       0.0%
    Gap, Inc. (The)                          81,988   2,397,329       0.1%
#   Hanesbrands, Inc.                       183,373   3,386,899       0.2%
#   Harley-Davidson, Inc.                    88,754   3,650,452       0.2%
    Hasbro, Inc.                             53,117   4,679,077       0.3%
    Hilton Worldwide Holdings, Inc.          46,233   3,645,010       0.2%
    Home Depot, Inc. (The)                  286,940  53,026,512       2.9%
#   Interpublic Group of Cos., Inc. (The)   169,089   3,988,810       0.2%
    Las Vegas Sands Corp.                    66,849   4,902,037       0.3%
    Leggett & Platt, Inc.                    46,052   1,867,409       0.1%
*   Live Nation Entertainment, Inc.          75,080   2,963,408       0.2%
    Lowe's Cos., Inc.                       183,681  15,140,825       0.8%
*   Lululemon Athletica, Inc.                15,957   1,592,509       0.1%
    Marriott International, Inc. Class A     58,745   8,029,267       0.4%
    McDonald's Corp.                         15,927   2,666,817       0.1%
*   Michael Kors Holdings, Ltd.              52,577   3,597,318       0.2%
    NIKE, Inc. Class B                      172,427  11,792,283       0.6%
#   Nordstrom, Inc.                          64,281   3,250,047       0.2%
*   NVR, Inc.                                 1,490   4,619,000       0.3%
*   O'Reilly Automotive, Inc.                38,624   9,890,448       0.5%
#   Omnicom Group, Inc.                     162,578  11,975,495       0.6%
#   Polaris Industries, Inc.                 25,316   2,653,623       0.1%
    Pool Corp.                               16,700   2,318,127       0.1%
    Ross Stores, Inc.                        66,070   5,341,759       0.3%
    Service Corp. International              77,715   2,837,375       0.2%
*   ServiceMaster Global Holdings, Inc.      58,850   2,977,810       0.2%
#   Six Flags Entertainment Corp.             1,644     103,967       0.0%
    Starbucks Corp.                         315,593  18,168,689       1.0%
    TJX Cos., Inc. (The)                    131,071  11,121,374       0.6%
    Tractor Supply Co.                       42,224   2,871,232       0.2%
*   Ulta Salon Cosmetics & Fragrance, Inc.   25,317   6,352,288       0.3%
    Vail Resorts, Inc.                       15,055   3,452,262       0.2%
    VF Corp.                                 44,167   3,571,785       0.2%
    Walt Disney Co. (The)                   168,155  16,870,991       0.9%
#   Williams-Sonoma, Inc.                    20,148     963,074       0.1%
    Wyndham Worldwide Corp.                  47,661   5,443,363       0.3%
    Wynn Resorts, Ltd.                       50,587   9,418,794       0.5%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE+    OF NET ASSETS**
                                             ------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Yum! Brands, Inc.                         12,200 $  1,062,620       0.1%
                                                     ------------      ----
Total Consumer Discretionary                          400,005,866      21.6%
                                                     ------------      ----
Consumer Staples -- (8.5%)
    Altria Group, Inc.                       466,198   26,158,370       1.4%
    Brown-Forman Corp. Class A                15,971      852,372       0.0%
    Brown-Forman Corp. Class B               105,514    5,913,005       0.3%
#   Campbell Soup Co.                        179,485    7,319,398       0.4%
    Church & Dwight Co., Inc.                 76,735    3,545,157       0.2%
#   Clorox Co. (The)                          57,182    6,701,730       0.4%
    Coca-Cola Co. (The)                      367,291   15,870,644       0.9%
    Constellation Brands, Inc. Class A         3,100      722,703       0.0%
    Costco Wholesale Corp.                    97,406   19,204,567       1.0%
    Dr Pepper Snapple Group, Inc.             95,618   11,470,335       0.6%
    Estee Lauder Cos., Inc. (The) Class A     20,327    3,010,226       0.2%
    General Mills, Inc.                      104,412    4,566,981       0.3%
*   Herbalife Nutrition, Ltd.                 34,044    3,599,472       0.2%
    Hershey Co. (The)                         60,597    5,571,288       0.3%
#   Kellogg Co.                               39,184    2,307,938       0.1%
    Kimberly-Clark Corp.                      67,976    7,038,235       0.4%
*   Monster Beverage Corp.                     6,853      376,915       0.0%
    PepsiCo, Inc.                            345,155   34,839,946       1.9%
#*  Pilgrim's Pride Corp.                        307        6,631       0.0%
    Sysco Corp.                               85,569    5,351,485       0.3%
                                                     ------------      ----
Total Consumer Staples                                164,427,398       8.9%
                                                     ------------      ----
Energy -- (0.1%)
    Cimarex Energy Co.                         6,395      643,273       0.0%
#*  Continental Resources, Inc.                2,710      179,022       0.0%
#   Core Laboratories NV                      10,938    1,339,358       0.1%
*   Newfield Exploration Co.                   7,581      225,914       0.0%
                                                     ------------      ----
Total Energy                                            2,387,567       0.1%
                                                     ------------      ----
Financials -- (2.5%)
    American Express Co.                       1,766      174,392       0.0%
    Aon P.L.C.                                32,875    4,683,701       0.3%
#*  Credit Acceptance Corp.                    3,718    1,230,063       0.1%
    Eaton Vance Corp.                         35,202    1,914,637       0.1%
    Erie Indemnity Co. Class A                 8,653    1,010,411       0.1%
#   FactSet Research Systems, Inc.            14,855    2,809,229       0.1%
    Interactive Brokers Group, Inc. Class A   23,697    1,758,317       0.1%
    Lazard, Ltd. Class A                      40,060    2,180,065       0.1%
    LPL Financial Holdings, Inc.              36,610    2,217,468       0.1%
#   MarketAxess Holdings, Inc.                 7,981    1,585,266       0.1%
    Marsh & McLennan Cos., Inc.               96,020    7,825,630       0.4%
    MSCI, Inc.                                40,997    6,142,581       0.3%
    S&P Global, Inc.                          50,627    9,548,252       0.5%
    SEI Investments Co.                       23,421    1,480,910       0.1%
    T Rowe Price Group, Inc.                  27,749    3,158,391       0.2%
                                                     ------------      ----
Total Financials                                       47,719,313       2.6%
                                                     ------------      ----

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE+    OF NET ASSETS**
                                                    ------- ------------ ---------------
Health Care -- (12.3%)
    AbbVie, Inc.                                    383,988 $ 37,074,041       2.0%
*   Align Technology, Inc.                              402      100,440       0.0%
    AmerisourceBergen Corp.                          47,297    4,284,162       0.2%
    Amgen, Inc.                                     109,026   19,022,856       1.0%
*   Biogen, Inc.                                     42,742   11,694,211       0.6%
    Bristol-Myers Squibb Co.                         95,748    4,991,343       0.3%
*   Catalent, Inc.                                   25,359    1,042,508       0.1%
*   Celgene Corp.                                   130,826   11,394,945       0.6%
*   Charles River Laboratories International, Inc.    1,750      182,333       0.0%
*   Edwards Lifesciences Corp.                       28,865    3,676,246       0.2%
    Encompass Health Corp.                           24,102    1,465,884       0.1%
*   Exelixis, Inc.                                   48,196    1,003,441       0.1%
    Gilead Sciences, Inc.                           417,426   30,150,680       1.6%
*   IDEXX Laboratories, Inc.                         30,716    5,973,955       0.3%
    Johnson & Johnson                               449,526   56,860,544       3.1%
*   Mettler-Toledo International, Inc.               11,185    6,262,817       0.3%
*   Regeneron Pharmaceuticals, Inc.                   7,864    2,388,140       0.1%
    UnitedHealth Group, Inc.                        132,358   31,289,431       1.7%
*   Varian Medical Systems, Inc.                      7,682      887,962       0.1%
    Zoetis, Inc.                                     93,364    7,794,027       0.4%
                                                            ------------      ----
Total Health Care                                            237,539,966      12.8%
                                                            ------------      ----
Industrials -- (18.5%)
    3M Co.                                          142,062   27,615,432       1.5%
    Allegion P.L.C.                                  34,897    2,693,350       0.1%
    Allison Transmission Holdings, Inc.              75,770    2,954,272       0.2%
#   American Airlines Group, Inc.                   151,390    6,499,173       0.4%
    AO Smith Corp.                                   35,388    2,171,054       0.1%
    Boeing Co. (The)                                137,565   45,886,181       2.5%
    BWX Technologies, Inc.                           26,120    1,770,936       0.1%
    Caterpillar, Inc.                               136,428   19,694,746       1.1%
#   CH Robinson Worldwide, Inc.                      74,267    6,834,792       0.4%
    Cintas Corp.                                     44,334    7,550,080       0.4%
*   Copart, Inc.                                     69,303    3,539,997       0.2%
    Deere & Co.                                      54,796    7,415,543       0.4%
    Donaldson Co., Inc.                              39,208    1,735,346       0.1%
    Emerson Electric Co.                            109,897    7,298,260       0.4%
    Equifax, Inc.                                    14,156    1,586,180       0.1%
    Expeditors International of Washington, Inc.     49,897    3,186,422       0.2%
#   Fastenal Co.                                    122,537    6,125,625       0.3%
    Fortive Corp.                                    42,832    3,011,518       0.2%
    General Dynamics Corp.                           50,264   10,118,646       0.5%
    Graco, Inc.                                      26,082    1,147,347       0.1%
    Harris Corp.                                     50,535    7,904,685       0.4%
*   HD Supply Holdings, Inc.                         52,387    2,027,901       0.1%
#   HEICO Corp.                                      10,000      878,500       0.0%
    HEICO Corp. Class A                              14,338    1,034,487       0.1%
    Honeywell International, Inc.                   105,840   15,312,931       0.8%
    Hubbell, Inc.                                     6,680      693,785       0.0%
    Huntington Ingalls Industries, Inc.              20,490    4,983,373       0.3%
    Illinois Tool Works, Inc.                        61,099    8,677,280       0.5%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                               ------- ------------ ---------------
Industrials -- (Continued)
#   JB Hunt Transport Services, Inc.            58,126 $  6,825,736       0.4%
    KAR Auction Services, Inc.                  35,354    1,838,054       0.1%
    Lennox International, Inc.                  15,817    3,058,533       0.2%
    Lincoln Electric Holdings, Inc.             18,914    1,567,403       0.1%
    Lockheed Martin Corp.                       54,610   17,521,072       0.9%
#*  Middleby Corp. (The)                        12,935    1,627,740       0.1%
    MSC Industrial Direct Co., Inc. Class A      7,668      662,822       0.0%
    Nordson Corp.                               16,965    2,181,699       0.1%
    Northrop Grumman Corp.                      30,714    9,891,137       0.5%
    Old Dominion Freight Line, Inc.             11,318    1,515,027       0.1%
    Raytheon Co.                                36,803    7,542,407       0.4%
    Robert Half International, Inc.             47,308    2,873,961       0.2%
    Rockwell Automation, Inc.                   13,535    2,226,914       0.1%
    Rockwell Collins, Inc.                      24,140    3,199,516       0.2%
#   Rollins, Inc.                               38,736    1,879,471       0.1%
#*  Sensata Technologies Holding P.L.C.         11,511      583,838       0.0%
    Spirit Aerosystems Holdings, Inc. Class A   27,480    2,208,568       0.1%
    Toro Co. (The)                              31,222    1,823,053       0.1%
*   TransUnion                                  25,284    1,641,184       0.1%
    Union Pacific Corp.                        179,987   24,051,663       1.3%
    United Parcel Service, Inc. Class B        151,421   17,186,284       0.9%
*   United Rentals, Inc.                        58,760    8,814,000       0.5%
*   Verisk Analytics, Inc.                      38,743    4,124,192       0.2%
*   WABCO Holdings, Inc.                        17,367    2,240,169       0.1%
    Waste Management, Inc.                     115,948    9,425,413       0.5%
#   Watsco, Inc.                                   100       16,742       0.0%
#   WW Grainger, Inc.                           28,407    7,992,309       0.4%
                                                       ------------      ----
Total Industrials                                       354,866,749      19.2%
                                                       ------------      ----
Information Technology -- (25.7%)
    Accenture P.L.C. Class A                   148,815   22,500,828       1.2%
    Alliance Data Systems Corp.                 34,447    6,994,463       0.4%
    Amphenol Corp. Class A                      46,782    3,916,121       0.2%
    Apple, Inc.                                446,835   73,843,952       4.0%
    Applied Materials, Inc.                    221,281   10,991,027       0.6%
    Automatic Data Processing, Inc.             91,446   10,797,944       0.6%
    Booz Allen Hamilton Holding Corp.           52,858    2,094,763       0.1%
    Broadcom, Inc.                              58,791   13,487,831       0.7%
    Broadridge Financial Solutions, Inc.        45,859    4,916,543       0.3%
*   Cadence Design Systems, Inc.                66,600    2,667,996       0.1%
    CDK Global, Inc.                            54,686    3,567,715       0.2%
    CDW Corp.                                   96,150    6,854,534       0.4%
*   Citrix Systems, Inc.                        61,695    6,349,032       0.3%
*   CommScope Holding Co., Inc.                 66,849    2,554,969       0.1%
*   eBay, Inc.                                  93,892    3,556,629       0.2%
*   Electronic Arts, Inc.                       32,601    3,846,266       0.2%
*   F5 Networks, Inc.                           23,323    3,803,748       0.2%
#*  First Data Corp. Class A                   202,161    3,659,114       0.2%
*   Fiserv, Inc.                                96,074    6,807,804       0.4%
*   FleetCor Technologies, Inc.                 16,105    3,338,244       0.2%
    International Business Machines Corp.      286,355   41,510,021       2.2%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
Information Technology -- (Continued)
    Intuit, Inc.                               48,305 $  8,926,281       0.5%
*   IPG Photonics Corp.                           129       27,481       0.0%
    Jack Henry & Associates, Inc.              23,401    2,795,951       0.1%
    KLA-Tencor Corp.                           69,013    7,021,383       0.4%
    Lam Research Corp.                         16,530    3,059,042       0.2%
    Mastercard, Inc. Class A                  228,053   40,655,008       2.2%
    Maxim Integrated Products, Inc.            55,215    3,009,218       0.2%
    MAXIMUS, Inc.                               8,966      606,371       0.0%
#   Microchip Technology, Inc.                 44,504    3,723,205       0.2%
    Microsoft Corp.                           798,188   74,646,542       4.0%
    NetApp, Inc.                              107,885    7,182,983       0.4%
    NVIDIA Corp.                               88,565   19,918,268       1.1%
    Paychex, Inc.                              62,724    3,799,193       0.2%
#*  Paycom Software, Inc.                      13,764    1,571,986       0.1%
#*  Red Hat, Inc.                              13,431    2,190,059       0.1%
#   Sabre Corp.                               102,486    2,115,311       0.1%
    Seagate Technology P.L.C.                 182,925   10,589,528       0.6%
    Skyworks Solutions, Inc.                   43,035    3,733,717       0.2%
    Texas Instruments, Inc.                   229,480   23,276,156       1.3%
    Total System Services, Inc.                56,267    4,729,804       0.3%
#*  Ubiquiti Networks, Inc.                    12,800      912,128       0.0%
#   Visa, Inc. Class A                        195,808   24,844,119       1.3%
#   Western Union Co. (The)                   223,401    4,412,170       0.2%
*   Zebra Technologies Corp. Class A           14,652    1,975,529       0.1%
                                                      ------------      ----
Total Information Technology                           493,780,977      26.6%
                                                      ------------      ----
Materials -- (4.0%)
    Avery Dennison Corp.                       45,000    4,716,450       0.2%
*   Axalta Coating Systems, Ltd.               88,867    2,745,990       0.1%
*   Berry Global Group, Inc.                   70,453    3,874,915       0.2%
    Celanese Corp. Series A                    27,982    3,040,804       0.2%
    Chemours Co. (The)                         65,416    3,166,789       0.2%
*   Crown Holdings, Inc.                       48,968    2,440,565       0.1%
    Ecolab, Inc.                               28,738    4,160,400       0.2%
    Graphic Packaging Holding Co.              70,823    1,012,769       0.1%
    International Flavors & Fragrances, Inc.   13,628    1,925,091       0.1%
    LyondellBasell Industries NV Class A       89,623    9,475,840       0.5%
    Monsanto Co.                               46,463    5,825,066       0.3%
    NewMarket Corp.                             3,727    1,414,583       0.1%
    Packaging Corp. of America                 41,065    4,750,810       0.3%
#   PPG Industries, Inc.                       53,907    5,707,673       0.3%
    Praxair, Inc.                              55,360    8,443,507       0.4%
    RPM International, Inc.                    32,103    1,550,575       0.1%
#   Scotts Miracle-Gro Co. (The)               17,670    1,476,859       0.1%
#   Sealed Air Corp.                           72,492    3,178,774       0.2%
    Sherwin-Williams Co. (The)                 15,249    5,606,448       0.3%
#   Southern Copper Corp.                      16,394      865,767       0.0%
#   WR Grace & Co.                             18,777    1,285,098       0.1%
                                                      ------------      ----
Total Materials                                         76,664,773       4.1%
                                                      ------------      ----

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                             SHARES       VALUE+     OF NET ASSETS**
                                                                            --------- -------------- ---------------
Real Estate -- (0.1%)
*     CBRE Group, Inc. Class A                                                 28,981 $    1,313,129        0.1%
                                                                                      --------------      -----
Telecommunication Services -- (3.7%)
      Verizon Communications, Inc.                                          1,378,994     68,053,354        3.7%
#*    Zayo Group Holdings, Inc.                                                86,196      3,128,915        0.1%
                                                                                      --------------      -----
Total Telecommunication Services                                                          71,182,269        3.8%
                                                                                      --------------      -----
TOTAL COMMON STOCKS                                                                    1,849,888,007       99.8%
                                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                                            1,849,888,007
                                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund, 1.640%  4,494,423      4,494,423        0.2%
                                                                                      --------------      -----
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund                                        5,857,408     67,770,208        3.7%
                                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,490,025,113)                                   $1,922,152,638      103.7%
                                                                                      ==============      =====

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary       $  400,005,866          --   --    $  400,005,866
   Consumer Staples                164,427,398          --   --       164,427,398
   Energy                            2,387,567          --   --         2,387,567
   Financials                       47,719,313          --   --        47,719,313
   Health Care                     237,539,966          --   --       237,539,966
   Industrials                     354,866,749          --   --       354,866,749
   Information Technology          493,780,977          --   --       493,780,977
   Materials                        76,664,773          --   --        76,664,773
   Real Estate                       1,313,129          --   --         1,313,129
   Telecommunication Services       71,182,269          --   --        71,182,269
Temporary Cash Investments           4,494,423          --   --         4,494,423
Securities Lending Collateral               -- $67,770,208   --        67,770,208
                                -------------- -----------   --    --------------
TOTAL                           $1,854,382,430 $67,770,208   --    $1,922,152,638
                                ============== ===========   ==    ==============

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                            SHARES    VALUE+   OF NET ASSETS**
                                            ------- ---------- ---------------
COMMON STOCKS -- (81.2%)
Consumer Discretionary -- (16.1%)
*   1-800-Flowers.com, Inc. Class A           6,871 $   87,262       0.0%
#*  AMC Networks, Inc. Class A               30,476  1,584,752       0.3%
    American Eagle Outfitters, Inc.          80,546  1,665,691       0.3%
*   Asbury Automotive Group, Inc.            16,291  1,092,312       0.2%
#*  At Home Group, Inc.                      28,488  1,002,493       0.2%
#   Big Lots, Inc.                           31,161  1,322,784       0.2%
#   BJ's Restaurants, Inc.                   16,637    929,176       0.2%
    Bloomin' Brands, Inc.                    82,566  1,953,512       0.4%
#*  Boot Barn Holdings, Inc.                  6,450    126,226       0.0%
#   Cable One, Inc.                           3,782  2,402,024       0.4%
#   Camping World Holdings, Inc. Class A      9,151    261,993       0.1%
    Capella Education Co.                     9,209    844,926       0.2%
*   Career Education Corp.                   48,718    631,872       0.1%
#   Carriage Services, Inc.                  11,255    292,968       0.1%
*   Carrols Restaurant Group, Inc.           24,270    249,981       0.0%
*   Cavco Industries, Inc.                    8,570  1,459,899       0.3%
#   Cheesecake Factory, Inc. (The)           25,084  1,303,114       0.2%
#   Children's Place, Inc. (The)             17,021  2,171,029       0.4%
    Churchill Downs, Inc.                     1,182    324,577       0.1%
#   Cinemark Holdings, Inc.                  41,606  1,629,707       0.3%
#   Collectors Universe, Inc.                 7,151    112,056       0.0%
*   Cooper-Standard Holdings, Inc.           11,131  1,378,018       0.3%
#   Cracker Barrel Old Country Store, Inc.   16,305  2,683,640       0.5%
#*  Crocs, Inc.                              54,742    864,924       0.2%
    Culp, Inc.                                8,078    238,705       0.0%
    Dana, Inc.                               75,321  1,787,367       0.3%
#*  Dave & Buster's Entertainment, Inc.      31,845  1,353,094       0.2%
*   Deckers Outdoor Corp.                    13,069  1,218,815       0.2%
*   Denny's Corp.                               885     15,496       0.0%
#   Dine Brands Global, Inc.                 12,931  1,025,946       0.2%
#*  Dorman Products, Inc.                    19,306  1,240,604       0.2%
#*  Duluth Holdings, Inc. Class B            14,535    252,182       0.0%
#*  Educational Development Corp.             1,000     24,300       0.0%
#*  Eldorado Resorts, Inc.                   21,458    869,049       0.2%
    Extended Stay America, Inc.              88,118  1,725,350       0.3%
#*  Five Below, Inc.                         45,756  3,230,831       0.6%
*   Fox Factory Holding Corp.                31,487  1,046,943       0.2%
*   GCI Liberty, Inc. Class A                14,576    650,090       0.1%
*   Grand Canyon Education, Inc.             15,098  1,570,041       0.3%
#*  Groupon, Inc.                           391,865  1,818,254       0.3%
*   Helen of Troy, Ltd.                       9,209    820,982       0.2%
*   Hilton Grand Vacations, Inc.             51,489  2,214,027       0.4%
#*  IMAX Corp.                               50,213  1,164,942       0.2%
#*  Installed Building Products, Inc.        25,597  1,476,947       0.3%
#*  iRobot Corp.                             19,687  1,148,933       0.2%
    Jack in the Box, Inc.                     9,642    864,887       0.2%
    John Wiley & Sons, Inc. Class A          25,686  1,693,992       0.3%
    Johnson Outdoors, Inc. Class A            3,862    250,103       0.0%
*   La Quinta Holdings, Inc.                 87,686  1,713,384       0.3%
#   La-Z-Boy, Inc.                           25,257    727,402       0.1%
    LCI Industries                           16,366  1,559,680       0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES    VALUE+   OF NET ASSETS**
                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Lindblad Expeditions Holdings, Inc.           25,018 $  273,947       0.1%
#   Lithia Motors, Inc. Class A                   11,450  1,097,597       0.2%
*   Malibu Boats, Inc. Class A                    17,492    589,480       0.1%
    Marine Products Corp.                         14,828    224,941       0.0%
#   Marriott Vacations Worldwide Corp.            14,604  1,790,596       0.3%
*   MCBC Holdings, Inc.                           14,230    341,520       0.1%
#*  McClatchy Co. (The) Class A                    2,700     25,488       0.0%
#   Meredith Corp.                                22,677  1,174,669       0.2%
#   Monro, Inc.                                   25,343  1,417,941       0.3%
#*  Murphy USA, Inc.                              18,519  1,158,734       0.2%
    Nathan's Famous, Inc.                            430     35,238       0.0%
*   New York & Co., Inc.                          11,200     44,016       0.0%
#   New York Times Co. (The) Class A              94,517  2,216,424       0.4%
#   Nutrisystem, Inc.                             26,478    767,862       0.1%
#*  Ollie's Bargain Outlet Holdings, Inc.         30,203  1,878,627       0.3%
*   Overstock.com, Inc.                           14,708    560,375       0.1%
    Oxford Industries, Inc.                       14,802  1,140,346       0.2%
#   Papa John's International, Inc.               21,140  1,310,680       0.2%
#   PetMed Express, Inc.                          16,552    553,830       0.1%
#*  Planet Fitness, Inc. Class A                  16,290    656,324       0.1%
*   Potbelly Corp.                                14,986    179,083       0.0%
    Red Rock Resorts, Inc. Class A                45,999  1,388,710       0.3%
    Ruth's Hospitality Group, Inc.                26,124    701,429       0.1%
#*  Shake Shack, Inc. Class A                     12,206    581,128       0.1%
#*  Shutterfly, Inc.                              25,445  2,059,009       0.4%
#*  Sleep Number Corp.                            35,744  1,012,985       0.2%
#   Sonic Corp.                                   23,595    611,346       0.1%
#*  Sotheby's                                     33,490  1,768,272       0.3%
#*  Sportsman's Warehouse Holdings, Inc.          28,414    141,786       0.0%
    Steven Madden, Ltd.                           33,438  1,613,383       0.3%
*   Stoneridge, Inc.                              22,844    601,482       0.1%
#   Strayer Education, Inc.                        9,656  1,014,556       0.2%
#   Sturm Ruger & Co., Inc.                       12,810    707,752       0.1%
    Superior Uniform Group, Inc.                  10,119    271,392       0.1%
    TEGNA, Inc.                                   76,670    810,402       0.2%
#*  Tempur Sealy International, Inc.              38,024  1,701,574       0.3%
    Tenneco, Inc.                                 37,543  1,677,797       0.3%
    Texas Roadhouse, Inc.                         42,904  2,749,288       0.5%
    Tilly's, Inc. Class A                            702      7,869       0.0%
*   TopBuild Corp.                                15,216  1,212,715       0.2%
    Tower International, Inc.                        443     13,068       0.0%
*   tronc, Inc.                                   26,769    491,479       0.1%
    Tupperware Brands Corp.                       35,905  1,599,927       0.3%
#*  Universal Electronics, Inc.                   10,197    472,121       0.1%
#*  Urban Outfitters, Inc.                        38,602  1,554,503       0.3%
*   Visteon Corp.                                 21,328  2,654,056       0.5%
    Wendy's Co. (The)                            169,965  2,845,214       0.5%
#   Williams-Sonoma, Inc.                          4,070    194,546       0.0%
    Winmark Corp.                                  1,577    205,483       0.0%
#   Winnebago Industries, Inc.                    24,369    923,585       0.2%
    Wolverine World Wide, Inc.                    45,234  1,355,211       0.2%
#   World Wrestling Entertainment, Inc. Class A   29,521  1,174,641       0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                            ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   ZAGG, Inc.                               11,359 $    127,221       0.0%
                                                    ------------      ----
Total Consumer Discretionary                         109,758,930      19.8%
                                                    ------------      ----
Consumer Staples -- (5.1%)
#*  Boston Beer Co., Inc. (The) Class A       6,710    1,504,047       0.3%
#   Calavo Growers, Inc.                     16,140    1,512,318       0.3%
#*  Central Garden & Pet Co.                 10,073      377,637       0.1%
*   Central Garden & Pet Co. Class A         30,038    1,066,349       0.2%
#*  Chefs' Warehouse, Inc. (The)             19,073      462,520       0.1%
    Coca-Cola Bottling Co. Consolidated       5,267      886,910       0.2%
*   Craft Brew Alliance, Inc.                12,567      242,543       0.0%
#   Energizer Holdings, Inc.                 38,434    2,204,574       0.4%
*   Farmer Brothers Co.                       9,555      270,884       0.0%
#   Flowers Foods, Inc.                      97,723    2,209,517       0.4%
*   HRG Group, Inc.                         112,720    1,266,973       0.2%
#   Inter Parfums, Inc.                      27,260    1,395,712       0.2%
    J&J Snack Foods Corp.                    10,138    1,393,063       0.2%
    John B. Sanfilippo & Son, Inc.            7,212      410,291       0.1%
    Lancaster Colony Corp.                   18,171    2,282,096       0.4%
    Limoneira Co.                             4,045       94,168       0.0%
    Medifast, Inc.                           10,251    1,028,995       0.2%
#   MGP Ingredients, Inc.                    16,893    1,618,180       0.3%
#   National Beverage Corp.                  19,515    1,724,345       0.3%
    Nu Skin Enterprises, Inc. Class A        34,848    2,479,435       0.4%
    Oil-Dri Corp. of America                    596       23,101       0.0%
*   Performance Food Group Co.               45,899    1,489,423       0.3%
#   PriceSmart, Inc.                         16,401    1,436,728       0.3%
*   Primo Water Corp.                        22,637      295,186       0.1%
#*  Rite Aid Corp.                          247,248      412,904       0.1%
    Rocky Mountain Chocolate Factory, Inc.    2,500       29,025       0.0%
*   Sprouts Farmers Market, Inc.             88,072    2,204,442       0.4%
#   Tootsie Roll Industries, Inc.             5,212      148,803       0.0%
    Turning Point Brands, Inc.               10,967      232,720       0.0%
    United-Guardian, Inc.                     2,424       42,056       0.0%
#*  USANA Health Sciences, Inc.              19,354    2,042,815       0.4%
#   Vector Group, Ltd.                       23,719      462,521       0.1%
#   WD-40 Co.                                11,397    1,503,264       0.3%
                                                    ------------      ----
Total Consumer Staples                                34,753,545       6.3%
                                                    ------------      ----
Energy -- (2.1%)
*   Abraxas Petroleum Corp.                 102,773      293,931       0.1%
#   Arch Coal, Inc. Class A                  16,275    1,315,508       0.2%
#*  Carrizo Oil & Gas, Inc.                  79,131    1,588,159       0.3%
#   CVR Energy, Inc.                         15,974      551,103       0.1%
    Evolution Petroleum Corp.                25,767      239,633       0.0%
*   Fairmount Santrol Holdings, Inc.         18,545      101,998       0.0%
*   ION Geophysical Corp.                     9,686      278,957       0.1%
*   Keane Group, Inc.                        49,329      767,066       0.1%
#*  Kosmos Energy, Ltd.                      97,112      683,668       0.1%
#*  Laredo Petroleum, Inc.                  158,812    1,746,932       0.3%
*   Mammoth Energy Services, Inc.            13,688      444,586       0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE+    OF NET ASSETS**
                                                     ------- ----------- ---------------
Energy -- (Continued)
#*  Matador Resources Co.                             62,223 $ 2,037,181       0.4%
    Panhandle Oil and Gas, Inc. Class A                9,614     186,992       0.0%
#*  Penn Virginia Corp.                                9,717     451,063       0.1%
*   RigNet, Inc.                                       6,156      92,956       0.0%
*   Ring Energy, Inc.                                 22,672     379,076       0.1%
#   RPC, Inc.                                         67,793   1,220,952       0.2%
*   Southwestern Energy Co.                          283,867   1,163,855       0.2%
#*  Weatherford International P.L.C.                 216,256     637,955       0.1%
                                                             -----------       ---
Total Energy                                                  14,181,571       2.5%
                                                             -----------       ---
Financials -- (6.4%)
    Ameris Bancorp                                    11,471     593,051       0.1%
#   AMERISAFE, Inc.                                    9,246     548,288       0.1%
    Artisan Partners Asset Management, Inc. Class A   34,860   1,120,749       0.2%
#   Bank of Hawaii Corp.                              23,485   1,977,672       0.4%
    Bank of NT Butterfield & Son, Ltd. (The)          23,176   1,099,701       0.2%
    BGC Partners, Inc. Class A                        65,150     870,404       0.2%
*   BofI Holding, Inc.                                 8,328     335,452       0.1%
    BrightSphere Investment Group P.L.C.              87,125   1,321,686       0.2%
    CoBiz Financial, Inc.                             20,184     406,708       0.1%
#   Cohen & Steers, Inc.                              36,997   1,483,580       0.3%
    Crawford & Co. Class A                             5,478      42,290       0.0%
    Crawford & Co. Class B                            13,730     110,115       0.0%
#   CVB Financial Corp.                               14,918     330,434       0.1%
    Diamond Hill Investment Group, Inc.                2,892     565,155       0.1%
*   Donnelley Financial Solutions, Inc.               23,589     434,038       0.1%
*   Enova International, Inc.                         23,580     690,894       0.1%
#   Evercore, Inc. Class A                            29,655   3,002,569       0.5%
    Farmers & Merchants Bancorop Inc.                    387      17,070       0.0%
#   Federated Investors, Inc. Class B                 71,251   1,886,014       0.3%
    Financial Engines, Inc.                            1,000      44,650       0.0%
#   First Financial Bankshares, Inc.                  34,040   1,686,682       0.3%
#   Glacier Bancorp, Inc.                             24,738     916,048       0.2%
*   Green Dot Corp. Class A                           27,369   1,664,309       0.3%
    Hamilton Lane, Inc. Class A                        5,126     214,523       0.0%
#*  Health Insurance Innovations, Inc. Class A           747      21,289       0.0%
    Hennessy Advisors, Inc.                            3,244      64,231       0.0%
    Hingham Institution for Savings                       68      13,872       0.0%
    Houlihan Lokey, Inc.                              12,560     558,920       0.1%
#   Interactive Brokers Group, Inc. Class A           24,368   1,808,105       0.3%
    Kinsale Capital Group, Inc.                       15,242     785,725       0.1%
#   Lakeland Financial Corp.                          20,833     989,984       0.2%
#*  LendingTree, Inc.                                  7,132   1,700,269       0.3%
#   Live Oak Bancshares, Inc.                         20,533     580,057       0.1%
    LPL Financial Holdings, Inc.                      28,300   1,714,131       0.3%
    Moelis & Co. Class A                              20,352   1,094,938       0.2%
    Morningstar, Inc.                                 23,847   2,589,307       0.5%
*   PennyMac Financial Services, Inc. Class A         20,961     431,797       0.1%
    Preferred Bank                                    12,567     801,020       0.1%
    Primerica, Inc.                                   26,071   2,522,369       0.5%
    Pzena Investment Management, Inc. Class A         13,178     115,439       0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE+    OF NET ASSETS**
                                                      ------- ----------- ---------------
Financials -- (Continued)
#   RLI Corp.                                          22,098 $ 1,398,361       0.3%
#   ServisFirst Bancshares, Inc.                       33,185   1,392,443       0.2%
    Silvercrest Asset Management Group, Inc. Class A    5,400      83,160       0.0%
    Stock Yards Bancorp, Inc.                          13,882     519,881       0.1%
#   Universal Insurance Holdings, Inc.                  8,400     272,580       0.0%
#   Virtu Financial, Inc. Class A                      29,251   1,053,036       0.2%
    Washington Trust Bancorp, Inc.                      4,335     240,159       0.0%
#   Westamerica Bancorporation                          5,088     283,961       0.1%
    Westwood Holdings Group, Inc.                       6,705     388,756       0.1%
    WisdomTree Investments, Inc.                      106,959   1,130,557       0.2%
                                                              -----------       ---
Total Financials                                               43,916,429       7.9%
                                                              -----------       ---
Health Care -- (9.4%)
#   Abaxis, Inc.                                       16,531   1,100,469       0.2%
#*  Accuray, Inc.                                      52,960     264,800       0.0%
*   Addus HomeCare Corp.                                8,281     434,752       0.1%
*   Akorn, Inc.                                        38,858     560,721       0.1%
#*  Amedisys, Inc.                                     26,239   1,734,136       0.3%
#*  AMN Healthcare Services, Inc.                      39,555   2,644,252       0.5%
#*  ANI Pharmaceuticals, Inc.                           9,197     545,842       0.1%
*   Anika Therapeutics, Inc.                           11,080     487,631       0.1%
    Atrion Corp.                                        1,606     999,093       0.2%
*   BioSpecifics Technologies Corp.                     5,244     222,450       0.0%
#*  BioTelemetry, Inc.                                 26,598   1,016,044       0.2%
    Bruker Corp.                                          300       8,859       0.0%
#*  Cambrex Corp.                                      27,761   1,469,945       0.3%
    Cantel Medical Corp.                               25,018   2,803,767       0.5%
#*  Capital Senior Living Corp.                        24,250     284,937       0.1%
#   Chemed Corp.                                       10,283   3,169,426       0.6%
*   Civitas Solutions, Inc.                            17,660     251,655       0.0%
    Computer Programs & Systems, Inc.                     965      28,805       0.0%
*   Concert Pharmaceuticals, Inc.                       3,736      68,182       0.0%
    CONMED Corp.                                       22,039   1,433,196       0.3%
#*  Corcept Therapeutics, Inc.                         91,027   1,518,330       0.3%
*   CorVel Corp.                                       15,342     752,525       0.1%
*   Cotiviti Holdings, Inc.                            40,801   1,409,267       0.3%
*   CryoLife, Inc.                                     21,916     492,014       0.1%
#*  Eagle Pharmaceuticals, Inc.                         1,829      95,126       0.0%
*   Electromed, Inc.                                    3,291      17,574       0.0%
*   Emergent BioSolutions, Inc.                        21,402   1,109,908       0.2%
*   Enanta Pharmaceuticals, Inc.                       10,926   1,016,664       0.2%
    Encompass Health Corp.                             11,647     708,371       0.1%
    Ensign Group, Inc. (The)                           38,142   1,063,018       0.2%
*   Enzo Biochem, Inc.                                 32,752     196,512       0.0%
*   Globus Medical, Inc. Class A                       39,037   1,998,304       0.4%
*   Haemonetics Corp.                                  23,170   1,808,187       0.3%
#*  Halozyme Therapeutics, Inc.                        57,974   1,097,448       0.2%
    HealthStream, Inc.                                 16,567     384,189       0.1%
#*  Heska Corp.                                         5,087     415,201       0.1%
*   HMS Holdings Corp.                                 64,447   1,160,690       0.2%
#*  Integra LifeSciences Holdings Corp.                34,424   2,121,551       0.4%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE+    OF NET ASSETS**
                                           ------ ----------- ---------------
Health Care -- (Continued)
#*  iRadimed Corp.                          1,300 $    22,685       0.0%
*   Lantheus Holdings, Inc.                28,224     502,387       0.1%
#   LeMaitre Vascular, Inc.                13,842     435,331       0.1%
*   LHC Group, Inc.                        13,498   1,004,521       0.2%
*   Masimo Corp.                           27,541   2,471,254       0.4%
#   Meridian Bioscience, Inc.              32,715     477,639       0.1%
#*  Merit Medical Systems, Inc.            35,217   1,708,024       0.3%
#*  Myriad Genetics, Inc.                  30,711     868,814       0.2%
    National Research Corp.                17,903     585,428       0.1%
*   NuVasive, Inc.                         26,325   1,400,753       0.2%
#*  Omnicell, Inc.                         35,241   1,518,887       0.3%
*   OraSure Technologies, Inc.             49,074     870,082       0.2%
*   Orthofix International NV              16,104     982,666       0.2%
#   Patterson Cos., Inc.                   31,958     743,982       0.1%
    Phibro Animal Health Corp. Class A     15,795     668,128       0.1%
*   Providence Service Corp. (The)          9,931     753,564       0.1%
    Psychemedics Corp.                      5,287     111,344       0.0%
*   Quality Systems, Inc.                  47,351     635,924       0.1%
*   Quidel Corp.                           27,128   1,538,158       0.3%
*   R1 RCM, Inc.                           71,316     529,878       0.1%
*   RadNet, Inc.                           39,035     517,214       0.1%
*   Select Medical Holdings Corp.          50,251     907,031       0.2%
    Simulations Plus, Inc.                 13,312     218,982       0.0%
#*  Supernus Pharmaceuticals, Inc.         36,810   1,726,389       0.3%
*   Surmodics, Inc.                         9,362     349,671       0.1%
#*  Tenet Healthcare Corp.                 55,972   1,339,970       0.2%
#*  Tivity Health, Inc.                    39,176   1,408,377       0.2%
#   US Physical Therapy, Inc.              10,699     976,284       0.2%
    Utah Medical Products, Inc.             2,710     275,201       0.0%
*   Varex Imaging Corp.                    29,789   1,072,106       0.2%
#*  Wright Medical Group NV                38,390     752,828       0.1%
                                                  -----------      ----
Total Health Care                                  64,267,343      11.6%
                                                  -----------      ----
Industrials -- (20.9%)
#   AAON, Inc.                             43,132   1,466,488       0.3%
#   Actuant Corp. Class A                  36,529     860,258       0.2%
    Advanced Drainage Systems, Inc.        45,348   1,142,770       0.2%
*   Aerojet Rocketdyne Holdings, Inc.      58,397   1,631,612       0.3%
#*  Aerovironment, Inc.                    20,080   1,094,360       0.2%
*   Air Transport Services Group, Inc.     53,252   1,077,820       0.2%
    Alamo Group, Inc.                       9,392   1,028,142       0.2%
#   Albany International Corp. Class A     23,836   1,409,899       0.3%
#   Allegiant Travel Co.                   10,145   1,625,736       0.3%
    Allied Motion Technologies, Inc.        6,309     251,540       0.0%
    Altra Industrial Motion Corp.          23,764     989,771       0.2%
*   American Woodmark Corp.                13,795   1,133,949       0.2%
#   Apogee Enterprises, Inc.               22,474     923,906       0.2%
    Applied Industrial Technologies, Inc.  16,685   1,067,006       0.2%
#*  Armstrong World Industries, Inc.       33,694   1,886,864       0.3%
*   ASGN, Inc.                             24,819   2,001,156       0.4%
#*  Astronics Corp.                        16,768     613,373       0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                          SHARES    VALUE+   OF NET ASSETS**
                                          ------- ---------- ---------------
Industrials -- (Continued)
*   Astronics Corp. Class B                 1,677 $   61,227       0.0%
*   Atkore International Group, Inc.       37,380    664,243       0.1%
*   Avis Budget Group, Inc.                51,510  2,545,109       0.5%
#*  Axon Enterprise, Inc.                  34,404  1,444,280       0.3%
    Barnes Group, Inc.                     21,646  1,202,002       0.2%
    Barrett Business Services, Inc.         5,842    511,292       0.1%
*   Beacon Roofing Supply, Inc.             6,673    326,643       0.1%
    BG Staffing, Inc.                         380      7,247       0.0%
*   BlueLinx Holdings, Inc.                 5,734    230,621       0.0%
    Brady Corp. Class A                    30,546  1,111,874       0.2%
    Brink's Co. (The)                      32,135  2,371,563       0.4%
*   Builders FirstSource, Inc.             93,710  1,708,333       0.3%
*   Casella Waste Systems, Inc. Class A     2,102     51,520       0.0%
#*  Cimpress NV                            21,398  3,077,246       0.6%
*   Clean Harbors, Inc.                    33,221  1,521,522       0.3%
    Comfort Systems USA, Inc.              31,989  1,349,936       0.2%
*   Commercial Vehicle Group, Inc.         25,381    170,307       0.0%
*   Continental Building Products, Inc.    31,414    882,733       0.2%
#   Covanta Holding Corp.                 117,491  1,750,616       0.3%
*   CSW Industrials, Inc.                   6,519    282,599       0.1%
#   Deluxe Corp.                           24,920  1,708,017       0.3%
    Douglas Dynamics, Inc.                 18,883    788,365       0.1%
*   DXP Enterprises, Inc.                     672     24,394       0.0%
#*  Dycom Industries, Inc.                 19,575  2,033,060       0.4%
    EnerSys                                20,596  1,412,062       0.3%
    ESCO Technologies, Inc.                   700     39,095       0.0%
    Exponent, Inc.                         21,702  1,875,053       0.3%
    Federal Signal Corp.                   48,440  1,049,210       0.2%
    Forrester Research, Inc.               14,119    561,936       0.1%
    Forward Air Corp.                      24,601  1,328,208       0.2%
#*  Franklin Covey Co.                      4,446    108,482       0.0%
    Franklin Electric Co., Inc.            33,075  1,356,075       0.2%
#*  Generac Holdings, Inc.                 39,141  1,761,736       0.3%
    General Cable Corp.                     7,166    212,472       0.0%
    Global Brass & Copper Holdings, Inc.   18,332    549,960       0.1%
*   GMS, Inc.                              29,567    921,308       0.2%
    Gorman-Rupp Co. (The)                  11,034    347,350       0.1%
    Granite Construction, Inc.             15,512    812,519       0.1%
#   Griffon Corp.                          10,599    210,920       0.0%
    H&E Equipment Services, Inc.           30,107    973,961       0.2%
*   Harsco Corp.                           71,814  1,468,596       0.3%
#   Healthcare Services Group, Inc.        46,355  1,790,694       0.3%
#   Heartland Express, Inc.                70,475  1,256,569       0.2%
*   Herc Holdings, Inc.                    23,456  1,234,958       0.2%
    Herman Miller, Inc.                    45,250  1,389,175       0.3%
*   Hill International, Inc.               38,988    206,636       0.0%
    Hillenbrand, Inc.                      30,131  1,396,572       0.3%
    HNI Corp.                              32,316  1,079,031       0.2%
    Hyster-Yale Materials Handling, Inc.    1,341     95,479       0.0%
    Insperity, Inc.                        37,216  2,986,584       0.5%
#   Insteel Industries, Inc.               13,349    400,870       0.1%
    Interface, Inc.                        52,864  1,163,008       0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES    VALUE+   OF NET ASSETS**
                                                ------- ---------- ---------------
Industrials -- (Continued)
    ITT, Inc.                                     6,961 $  340,323       0.1%
*   JELD-WEN Holding, Inc.                       31,592    888,051       0.2%
#   John Bean Technologies Corp.                 19,972  2,151,983       0.4%
    Kadant, Inc.                                  9,300    857,925       0.2%
    Kaman Corp.                                  21,423  1,299,091       0.2%
    KBR, Inc.                                    65,600  1,094,864       0.2%
#   Kennametal, Inc.                             44,633  1,626,873       0.3%
    Kforce, Inc.                                 20,139    534,690       0.1%
    Kimball International, Inc. Class B          28,350    468,342       0.1%
#   Knight-Swift Transportation Holdings, Inc.      459     17,906       0.0%
    Knoll, Inc.                                  38,221    728,874       0.1%
    Landstar System, Inc.                        26,555  2,699,316       0.5%
*   Lawson Products, Inc.                         2,965     68,640       0.0%
#   Lindsay Corp.                                 8,186    719,222       0.1%
*   Lydall, Inc.                                 13,928    621,189       0.1%
    Marten Transport, Ltd.                       18,305    356,948       0.1%
*   Masonite International Corp.                 20,655  1,253,759       0.2%
#*  MasTec, Inc.                                 43,331  1,906,564       0.3%
    Matson, Inc.                                 32,131    939,189       0.2%
    McGrath RentCorp                             18,141  1,069,049       0.2%
#*  Mercury Systems, Inc.                        22,954    736,364       0.1%
*   Meritor, Inc.                                77,240  1,503,863       0.3%
*   Milacron Holdings Corp.                      47,650    859,130       0.2%
*   Moog, Inc. Class A                            7,170    587,725       0.1%
    MSA Safety, Inc.                             22,115  1,920,467       0.3%
#   Mueller Industries, Inc.                     41,766  1,135,200       0.2%
    Mueller Water Products, Inc. Class A        111,115  1,087,816       0.2%
*   NCI Building Systems, Inc.                   51,897    908,198       0.2%
#*  NV5 Global, Inc.                              7,968    468,917       0.1%
#   Omega Flex, Inc.                              6,643    433,788       0.1%
#*  Patrick Industries, Inc.                     21,276  1,210,604       0.2%
*   PGT Innovations, Inc.                        41,701    727,682       0.1%
    Pitney Bowes, Inc.                          120,911  1,235,710       0.2%
    Primoris Services Corp.                      38,265    979,201       0.2%
#*  Proto Labs, Inc.                             10,647  1,268,590       0.2%
    Quad/Graphics, Inc.                          16,069    397,065       0.1%
    Raven Industries, Inc.                       31,137  1,139,614       0.2%
*   RBC Bearings, Inc.                           14,069  1,637,350       0.3%
    REV Group, Inc.                              37,974    685,431       0.1%
*   Rexnord Corp.                                27,772    764,008       0.1%
*   Saia, Inc.                                   20,905  1,380,775       0.2%
#   Simpson Manufacturing Co., Inc.              22,512  1,230,956       0.2%
#*  SiteOne Landscape Supply, Inc.               24,890  1,704,965       0.3%
*   SP Plus Corp.                                16,218    570,063       0.1%
    Spartan Motors, Inc.                         26,421    471,615       0.1%
*   SPX Corp.                                    35,227  1,114,582       0.2%
    Standex International Corp.                  10,065    975,802       0.2%
*   Sterling Construction Co., Inc.              20,237    225,238       0.0%
    Sun Hydraulics Corp.                         25,573  1,242,081       0.2%
    Tennant Co.                                  14,857  1,099,418       0.2%
    Tetra Tech, Inc.                             26,375  1,276,550       0.2%
    Timken Co. (The)                             35,990  1,538,573       0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------ ------------ ---------------
Industrials -- (Continued)
*   TPI Composites, Inc.                    13,958 $    316,149       0.1%
*   Trex Co., Inc.                          21,694    2,253,573       0.4%
*   TriNet Group, Inc.                      53,003    2,737,605       0.5%
#*  Univar, Inc.                            42,297    1,165,705       0.2%
    Universal Forest Products, Inc.            879       28,023       0.0%
    Universal Logistics Holdings, Inc.      16,486      361,868       0.1%
    US Ecology, Inc.                        18,141      966,915       0.2%
*   USA Truck, Inc.                          4,339      104,266       0.0%
    Valmont Industries, Inc.                11,878    1,687,864       0.3%
*   Vectrus, Inc.                            5,550      199,800       0.0%
    Viad Corp.                              15,195      771,146       0.1%
#   Wabash National Corp.                   51,532    1,033,732       0.2%
*   WageWorks, Inc.                         21,278      886,229       0.2%
    Watts Water Technologies, Inc. Class A  12,834      956,133       0.2%
#*  Welbilt, Inc.                           87,750    1,681,290       0.3%
#   Werner Enterprises, Inc.                17,818      611,157       0.1%
#*  Willdan Group, Inc.                      7,915      226,369       0.0%
                                                   ------------      ----
Total Industrials                                   142,165,881      25.6%
                                                   ------------      ----
Information Technology -- (13.6%)
*   Acacia Communications, Inc.             11,522      324,344       0.1%
*   ACI Worldwide, Inc.                     63,825    1,483,931       0.3%
*   Acxiom Corp.                            36,628      951,595       0.2%
*   Advanced Energy Industries, Inc.        25,917    1,543,357       0.3%
#*  Ambarella, Inc.                         27,128    1,263,894       0.2%
    American Software, Inc. Class A         16,334      208,422       0.0%
*   Appfolio, Inc. Class A                  11,026      528,697       0.1%
*   Axcelis Technologies, Inc.              22,924      504,328       0.1%
#   Badger Meter, Inc.                      24,394    1,035,525       0.2%
#   Belden, Inc.                             3,938      242,581       0.0%
#   Blackbaud, Inc.                         18,210    1,911,322       0.3%
*   Blackhawk Network Holdings, Inc.        26,090    1,171,441       0.2%
#   Brooks Automation, Inc.                 63,603    1,582,443       0.3%
    Cabot Microelectronics Corp.            20,643    2,094,232       0.4%
*   Carbonite, Inc.                         21,583      671,231       0.1%
*   Cardtronics P.L.C. Class A              41,434    1,087,643       0.2%
    Cass Information Systems, Inc.           8,698      526,055       0.1%
*   Ceva, Inc.                              13,860      451,836       0.1%
#*  Cirrus Logic, Inc.                      28,319    1,032,794       0.2%
#*  Cision, Ltd.                            16,498      220,908       0.0%
*   Clearfield, Inc.                         2,337       28,511       0.0%
*   CommerceHub, Inc. Series A              11,263      255,332       0.0%
#*  Control4 Corp.                          17,378      362,158       0.1%
*   CoreLogic, Inc.                         41,573    2,057,863       0.4%
    CSG Systems International, Inc.         26,686    1,141,894       0.2%
    CTS Corp.                               23,955      717,452       0.1%
*   Data I/O Corp.                          12,811       80,325       0.0%
#*  Eastman Kodak Co.                       24,798      122,750       0.0%
#   Ebix, Inc.                              18,276    1,416,390       0.3%
#*  Electro Scientific Industries, Inc.     26,722      480,996       0.1%
#*  Ellie Mae, Inc.                         16,451    1,593,608       0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES    VALUE+   OF NET ASSETS**
                                                  ------- ---------- ---------------
Information Technology -- (Continued)
#*  Endurance International Group Holdings, Inc.  111,379 $  818,636       0.2%
    Entegris, Inc.                                 54,047  1,740,313       0.3%
*   ePlus, Inc.                                    11,312    903,263       0.2%
#*  Euronet Worldwide, Inc.                         8,249    644,329       0.1%
    EVERTEC, Inc.                                  56,865  1,037,786       0.2%
*   ExlService Holdings, Inc.                      27,371  1,582,318       0.3%
*   Fair Isaac Corp.                                6,263  1,084,626       0.2%
*   FARO Technologies, Inc.                         5,909    298,405       0.1%
#*  Finjan Holdings, Inc.                          28,293     83,464       0.0%
    GlobalSCAPE, Inc.                              14,606     54,480       0.0%
#*  Globant SA                                     20,285    913,028       0.2%
#*  GTT Communications, Inc.                       36,615  1,759,351       0.3%
    Hackett Group, Inc. (The)                      26,753    433,666       0.1%
#*  Ichor Holdings, Ltd.                           15,066    332,959       0.1%
*   IEC Electronics Corp.                           1,200      5,304       0.0%
#*  II-VI, Inc.                                    26,368  1,004,621       0.2%
    InterDigital, Inc.                             20,174  1,501,954       0.3%
*   Internap Corp.                                 16,925    199,884       0.0%
*   Itron, Inc.                                    20,546  1,343,708       0.2%
#   j2 Global, Inc.                                22,239  1,765,332       0.3%
*   Lattice Semiconductor Corp.                    40,654    220,345       0.0%
*   Limelight Networks, Inc.                       59,079    304,848       0.1%
    Littelfuse, Inc.                                  556    103,928       0.0%
#*  Lumentum Holdings, Inc.                        32,287  1,628,879       0.3%
#*  Luxoft Holding, Inc.                           15,477    624,497       0.1%
#*  Manhattan Associates, Inc.                     47,515  2,045,996       0.4%
    MAXIMUS, Inc.                                  14,478    979,147       0.2%
#*  MaxLinear, Inc.                                54,547  1,218,035       0.2%
#   Mesa Laboratories, Inc.                         3,356    564,848       0.1%
    Methode Electronics, Inc.                      29,908  1,193,329       0.2%
*   MicroStrategy, Inc. Class A                     4,810    613,083       0.1%
    MKS Instruments, Inc.                           8,238    843,571       0.2%
    Monotype Imaging Holdings, Inc.                11,936    264,382       0.1%
*   Nanometrics, Inc.                              17,595    436,708       0.1%
*   Napco Security Technologies, Inc.              13,504    144,493       0.0%
*   NCR Corp.                                      61,997  1,907,648       0.3%
    NIC, Inc.                                      50,567    750,920       0.1%
*   Novanta, Inc.                                  30,067  1,767,940       0.3%
    NVE Corp.                                       3,091    261,406       0.0%
#*  OSI Systems, Inc.                              14,275    913,886       0.2%
#*  PAR Technology Corp.                            1,586     22,664       0.0%
#*  Park City Group, Inc.                           1,240      9,796       0.0%
#*  Paycom Software, Inc.                          13,892  1,586,605       0.3%
*   Paylocity Holding Corp.                        14,182    774,763       0.1%
#*  PFSweb, Inc.                                   19,156    177,959       0.0%
*   Pixelworks, Inc.                               20,812     89,075       0.0%
    Plantronics, Inc.                              28,312  1,844,527       0.3%
#   Power Integrations, Inc.                       19,549  1,325,422       0.2%
*   PRGX Global, Inc.                               6,564     64,327       0.0%
    Progress Software Corp.                        39,291  1,451,017       0.3%
*   QuinStreet, Inc.                               29,989    337,076       0.1%
*   Rambus, Inc.                                   81,048  1,094,148       0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE+    OF NET ASSETS**
                                              ------ ----------- ---------------
Information Technology -- (Continued)
*   Rogers Corp.                               9,271 $   989,216       0.2%
#*  Rosetta Stone, Inc.                       10,347     143,927       0.0%
*   Rudolph Technologies, Inc.                21,763     551,692       0.1%
#   Sapiens International Corp. NV             3,686      33,248       0.0%
    Science Applications International Corp.  28,592   2,452,908       0.4%
*   Semtech Corp.                             38,567   1,515,683       0.3%
#*  Shutterstock, Inc.                        23,146     975,372       0.2%
*   Silicon Laboratories, Inc.                23,359   2,170,051       0.4%
#*  SolarEdge Technologies, Inc.              30,053   1,582,290       0.3%
*   Stamps.com, Inc.                          12,050   2,744,387       0.5%
#*  StarTek, Inc.                             15,953     141,025       0.0%
    Systemax, Inc.                            33,456   1,051,522       0.2%
*   TechTarget, Inc.                          18,953     395,170       0.1%
#*  Teradata Corp.                             8,028     328,506       0.1%
#*  Trade Desk, Inc. (The) Class A             4,786     244,900       0.0%
    TransAct Technologies, Inc.                5,315      64,843       0.0%
#*  Travelzoo                                 10,307     118,015       0.0%
    TTEC Holdings, Inc.                       35,198   1,126,336       0.2%
#*  Tucows, Inc. Class A                         852      53,889       0.0%
#*  Ubiquiti Networks, Inc.                   15,943   1,136,098       0.2%
#*  Ultra Clean Holdings, Inc.                27,028     473,260       0.1%
*   Verint Systems, Inc.                      12,011     505,663       0.1%
    Versum Materials, Inc.                     2,600      91,468       0.0%
*   Virtusa Corp.                             23,268   1,120,122       0.2%
*   Web.com Group, Inc.                       38,194     710,408       0.1%
*   XO Group, Inc.                            20,474     443,876       0.1%
    Xperi Corp.                                5,152     113,344       0.0%
#*  Yelp, Inc.                                15,421     691,632       0.1%
*   Zix Corp.                                 33,610     169,731       0.0%
                                                     -----------      ----
Total Information Technology                          92,305,135      16.6%
                                                     -----------      ----
Materials -- (6.0%)
    A Schulman, Inc.                          28,500   1,222,650       0.2%
*   AdvanSix, Inc.                            24,148     864,981       0.1%
    Balchem Corp.                             18,843   1,662,706       0.3%
    Bemis Co., Inc.                           21,913     948,176       0.2%
    Cabot Corp.                               26,852   1,499,953       0.3%
    Chase Corp.                                8,026     898,912       0.2%
#   Compass Minerals International, Inc.      14,327     964,207       0.2%
*   Ferro Corp.                               73,726   1,622,709       0.3%
*   Ferroglobe P.L.C.                          9,100     102,830       0.0%
*   GCP Applied Technologies, Inc.            34,084     976,507       0.2%
    Greif, Inc. Class A                       13,854     810,736       0.1%
    Greif, Inc. Class B                        5,093     320,604       0.1%
    HB Fuller Co.                             22,743   1,125,096       0.2%
*   Ingevity Corp.                            26,645   2,047,135       0.4%
    Innophos Holdings, Inc.                   14,099     583,417       0.1%
    KapStone Paper and Packaging Corp.         3,705     127,526       0.0%
    KMG Chemicals, Inc.                        8,858     544,678       0.1%
*   Koppers Holdings, Inc.                    17,007     744,907       0.1%
*   Kraton Corp.                               7,624     348,188       0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                           SHARES      VALUE+    OF NET ASSETS**
                                                                          --------- ------------ ---------------
Materials -- (Continued)
#   Kronos Worldwide, Inc.                                                   40,315 $    928,858       0.2%
    Louisiana-Pacific Corp.                                                  76,564    2,169,058       0.4%
    Myers Industries, Inc.                                                   27,115      631,780       0.1%
    Neenah, Inc.                                                             13,844    1,079,832       0.2%
*   OMNOVA Solutions, Inc.                                                   38,605      420,795       0.1%
*   Owens-Illinois, Inc.                                                     63,438    1,289,695       0.2%
    PolyOne Corp.                                                            50,571    2,116,396       0.4%
    Quaker Chemical Corp.                                                     8,492    1,248,239       0.2%
    Rayonier Advanced Materials, Inc.                                        40,482      866,315       0.2%
    Schweitzer-Mauduit International, Inc.                                   20,379      795,392       0.1%
#   Sensient Technologies Corp.                                              21,788    1,452,170       0.3%
    Silgan Holdings, Inc.                                                    69,074    1,938,907       0.3%
    Stepan Co.                                                               17,105    1,202,824       0.2%
#*  Summit Materials, Inc. Class A                                           55,851    1,571,647       0.3%
    Trinseo SA                                                               27,759    2,025,019       0.4%
    Tronox, Ltd. Class A                                                     40,332      692,904       0.1%
#*  US Concrete, Inc.                                                        11,872      693,918       0.1%
#   Warrior Met Coal, Inc.                                                   29,768      692,106       0.1%
    Worthington Industries, Inc.                                             44,214    1,968,849       0.3%
                                                                                    ------------      ----
Total Materials                                                                       41,200,622       7.4%
                                                                                    ------------      ----
Real Estate -- (0.7%)
#*  Altisource Portfolio Solutions SA                                         4,088      111,930       0.0%
#   HFF, Inc. Class A                                                        43,484    1,528,028       0.3%
*   Marcus & Millichap, Inc.                                                 32,571    1,112,625       0.2%
#*  Maui Land & Pineapple Co., Inc.                                          12,438      132,465       0.0%
    PotlatchDeltic Corp.                                                      1,053       54,598       0.0%
    RE/MAX Holdings, Inc. Class A                                            11,520      623,808       0.1%
#   RMR Group, Inc. (The) Class A                                            12,358      919,435       0.2%
                                                                                    ------------      ----
Total Real Estate                                                                      4,482,889       0.8%
                                                                                    ------------      ----
Telecommunication Services -- (0.7%)
*   Boingo Wireless, Inc.                                                    36,010      844,795       0.2%
#   Cogent Communications Holdings, Inc.                                      7,753      365,554       0.1%
    IDT Corp. Class B                                                        15,029       81,457       0.0%
    Shenandoah Telecommunications Co.                                        43,782    1,652,770       0.3%
*   Vonage Holdings Corp.                                                   170,655    1,907,923       0.3%
                                                                                    ------------      ----
Total Telecommunication Services                                                       4,852,499       0.9%
                                                                                    ------------      ----
Utilities -- (0.2%)
#   Ormat Technologies, Inc.                                                 24,923    1,443,042       0.3%
                                                                                    ------------      ----
TOTAL COMMON STOCKS                                                                  553,327,886      99.7%
                                                                                    ------------      ----
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
    GCI Liberty, Inc., 5.000%                                                 4,627      109,614       0.1%
                                                                                    ------------      ----
TOTAL INVESTMENT SECURITIES                                                          553,437,500
                                                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional U.S. Government Money Market Fund, 1.630%  1,364,965    1,364,965       0.2%
                                                                                    ------------      ----

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                             ---------- ------------ ---------------
SECURITIES LENDING COLLATERAL -- (18.6%)
(S)@ DFA Short Term Investment Fund          10,937,005 $126,541,151       22.8%
                                                        ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $573,980,347)       $681,343,616      122.8%
                                                        ============      =====

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
Common Stocks
   Consumer Discretionary       $109,758,930           --   --    $109,758,930
   Consumer Staples               34,753,545           --   --      34,753,545
   Energy                         14,181,571           --   --      14,181,571
   Financials                     43,916,429           --   --      43,916,429
   Health Care                    64,267,343           --   --      64,267,343
   Industrials                   142,165,881           --   --     142,165,881
   Information Technology         92,305,135           --   --      92,305,135
   Materials                      41,200,622           --   --      41,200,622
   Real Estate                     4,482,889           --   --       4,482,889
   Telecommunication Services      4,852,499           --   --       4,852,499
   Utilities                       1,443,042           --   --       1,443,042
Preferred Stocks
   Consumer Discretionary            109,614           --   --         109,614
Temporary Cash Investments         1,364,965           --   --       1,364,965
Securities Lending Collateral             -- $126,541,151   --     126,541,151
                                ------------ ------------   --    ------------
TOTAL                           $554,802,465 $126,541,151   --    $681,343,616
                                ============ ============   ==    ============

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------- ----------- ---------------
COMMON STOCKS -- (94.3%)
AUSTRALIA -- (5.6%)
#   Adelaide Brighton, Ltd.                     1,453 $     7,010       0.0%
    Amcor, Ltd.                                85,286     878,870       0.3%
    AMP, Ltd.                                 251,519     761,390       0.2%
    Aristocrat Leisure, Ltd.                   63,180   1,267,427       0.4%
#   BHP Billiton, Ltd.                        117,604   2,743,613       0.8%
    Brambles, Ltd.                            135,815   1,004,919       0.3%
    Caltex Australia, Ltd.                     17,789     413,679       0.1%
    CIMIC Group, Ltd.                           5,853     199,170       0.1%
    Coca-Cola Amatil, Ltd.                     46,963     327,807       0.1%
    Cochlear, Ltd.                              6,700     975,048       0.3%
    Computershare, Ltd.                        46,628     593,180       0.2%
    CSL, Ltd.                                  23,259   2,979,223       0.9%
#   Domino's Pizza Enterprises, Ltd.            3,294     104,279       0.0%
    Evolution Mining, Ltd.                     96,290     230,176       0.1%
    Flight Centre Travel Group, Ltd.            2,072      86,799       0.0%
    Insurance Australia Group, Ltd.            33,980     201,159       0.1%
    Macquarie Group, Ltd.                      13,143   1,070,343       0.3%
    Magellan Financial Group, Ltd.             11,600     202,657       0.1%
    Medibank Pvt, Ltd.                        178,857     393,084       0.1%
    Orica, Ltd.                                28,804     429,154       0.1%
    Orora, Ltd.                                66,670     167,211       0.1%
    Platinum Asset Management, Ltd.            19,602      83,149       0.0%
    Qantas Airways, Ltd.                       92,554     400,276       0.1%
    Ramsay Health Care, Ltd.                   16,609     807,457       0.2%
    REA Group, Ltd.                             5,972     361,555       0.1%
    Rio Tinto, Ltd.                            19,440   1,156,955       0.3%
    Seek, Ltd.                                 18,546     269,767       0.1%
    Telstra Corp., Ltd.                       206,163     490,178       0.1%
#   TPG Telecom, Ltd.                          33,380     140,015       0.0%
    Woolworths Group, Ltd.                     46,096     964,134       0.3%
                                                      -----------       ---
TOTAL AUSTRALIA                                        19,709,684       5.8%
                                                      -----------       ---
AUSTRIA -- (0.2%)
    ANDRITZ AG                                  2,842     152,762       0.1%
    OMV AG                                      5,984     370,619       0.1%
    Voestalpine AG                              6,511     343,502       0.1%
                                                      -----------       ---
TOTAL AUSTRIA                                             866,883       0.3%
                                                      -----------       ---
BELGIUM -- (1.0%)
#   Anheuser-Busch InBev SA/NV                 12,579   1,249,517       0.4%
    Anheuser-Busch InBev SA/NV Sponsored ADR    2,555     255,704       0.1%
    Colruyt SA                                  6,221     350,064       0.1%
    Proximus SADP                              16,430     503,483       0.1%
#   Umicore SA                                 20,208   1,123,939       0.3%
                                                      -----------       ---
TOTAL BELGIUM                                           3,482,707       1.0%
                                                      -----------       ---
CANADA -- (7.3%)
#   Agnico Eagle Mines, Ltd.                    8,326     350,441       0.1%
*   Air Canada                                  9,313     183,076       0.1%
    Alimentation Couche-Tard, Inc. Class B     18,970     820,145       0.2%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------ ----------- ---------------
CANADA -- (Continued)
    BCE, Inc.                                  7,401 $   314,094       0.1%
    CAE, Inc.(2162760)                         2,400      45,366       0.0%
    CAE, Inc.(2125097)                        22,140     419,553       0.1%
    Canadian Imperial Bank of Commerce        11,010     958,420       0.3%
    Canadian National Railway Co.             34,122   2,636,948       0.8%
    Canadian Pacific Railway, Ltd.             6,572   1,198,996       0.4%
#   Canadian Tire Corp., Ltd. Class A          6,700     913,093       0.3%
*   Canfor Corp.                               8,300     190,636       0.1%
    CCL Industries, Inc. Class B              12,600     611,183       0.2%
*   CGI Group, Inc. Class A(2159740)           3,494     202,464       0.1%
*   CGI Group, Inc. Class A(2411967)           7,689     445,193       0.1%
#   CI Financial Corp.                        27,461     577,901       0.2%
    Cogeco Communications, Inc.                1,200      63,937       0.0%
    Constellation Software, Inc.               2,045   1,461,547       0.4%
    Dollarama, Inc.                            4,000     460,454       0.1%
    Finning International, Inc.                3,400      85,771       0.0%
    George Weston, Ltd.                        7,000     573,488       0.2%
#   Gildan Activewear, Inc.                   11,916     347,113       0.1%
    IGM Financial, Inc.                        8,400     257,832       0.1%
#   Inter Pipeline, Ltd.                      34,463     621,378       0.2%
    Jean Coutu Group PJC, Inc. (The) Class A   6,900     132,148       0.0%
    Keyera Corp.                               9,500     255,785       0.1%
    Kirkland Lake Gold, Ltd.                   3,600      62,806       0.0%
    Loblaw Cos., Ltd.                          8,753     445,166       0.1%
    Methanex Corp.                             7,785     470,214       0.1%
    Metro, Inc.                               12,300     390,282       0.1%
    National Bank of Canada                   11,100     527,184       0.2%
    New Flyer Industries, Inc.                 1,700      78,079       0.0%
#   Northland Power, Inc.                     10,923     196,945       0.1%
    Nutrien, Ltd.                              4,591     209,022       0.1%
#   Onex Corp.                                 4,700     348,121       0.1%
#   Open Text Corp.                            4,900     173,117       0.1%
#   Parkland Fuel Corp.                        8,497     197,278       0.1%
    Quebecor, Inc. Class B                    15,866     295,831       0.1%
    Restaurant Brands International, Inc.      9,150     497,925       0.1%
    Rogers Communications, Inc. Class B       16,758     791,145       0.2%
    Royal Bank of Canada(2756196)             26,428   2,009,849       0.6%
    Royal Bank of Canada(2754383)             22,390   1,702,683       0.5%
    Saputo, Inc.                              14,374     466,054       0.1%
    Shaw Communications, Inc. Class B         39,413     810,725       0.2%
#*  Spin Master Corp.                          2,100      78,557       0.0%
    Thomson Reuters Corp.                     10,296     414,105       0.1%
    Toromont Industries, Ltd.                  3,200     140,143       0.0%
    TransCanada Corp.                          8,799     373,518       0.1%
    Vermilion Energy, Inc.                     5,679     192,007       0.1%
    Waste Connections, Inc.(BYQFRK5)           1,440     104,079       0.0%
#   Waste Connections, Inc.(BYVG1F6)              38       2,711       0.0%
    West Fraser Timber Co., Ltd.               7,700     521,569       0.2%
    Winpak, Ltd.                                 600      22,272       0.0%
                                                     -----------       ---
TOTAL CANADA                                          25,648,349       7.6%
                                                     -----------       ---

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                     SHARES  VALUE++   OF NET ASSETS**
                                                     ------ ---------- ---------------
DENMARK -- (1.7%)
    Coloplast A.S. Class B                            4,302 $  364,438       0.1%
    Novo Nordisk A.S. Class B                        93,935  4,417,567       1.3%
    Pandora A.S.                                     10,574  1,174,655       0.4%
                                                            ----------       ---
TOTAL DENMARK                                                5,956,660       1.8%
                                                            ----------       ---
FINLAND -- (0.9%)
    Elisa Oyj                                         9,311    411,569       0.1%
    Kone Oyj Class B                                 18,039    895,914       0.3%
#   Neste Oyj                                         8,795    740,596       0.2%
    Orion Oyj Class B                                 3,193     96,846       0.0%
    Sampo Oyj Class A                                 5,500    297,449       0.1%
    Stora Enso Oyj Class R                           15,782    311,294       0.1%
    Wartsila Oyj Abp                                 15,579    330,778       0.1%
                                                            ----------       ---
TOTAL FINLAND                                                3,084,446       0.9%
                                                            ----------       ---
FRANCE -- (9.6%)
    Aeroports de Paris                                2,049    451,032       0.1%
    Air Liquide SA                                   16,093  2,091,709       0.6%
    Airbus SE                                        17,937  2,105,500       0.6%
    Atos SE                                           8,563  1,156,005       0.3%
    BioMerieux                                        1,242     98,184       0.0%
    Bureau Veritas SA                                23,868    624,096       0.2%
    Cie Generale des Etablissements Michelin SCA     22,124  3,111,140       0.9%
    Cie Plastic Omnium SA                             1,570     75,450       0.0%
#   Danone SA                                        16,245  1,315,939       0.4%
    Dassault Systemes SE                              3,213    416,372       0.1%
    Eiffage SA                                        9,241  1,099,971       0.3%
#   Essilor International Cie Generale d'Optique SA   9,690  1,323,544       0.4%
    Eurofins Scientific SE                              842    454,172       0.1%
    Faurecia SA                                       8,786    717,455       0.2%
    Getlink                                          15,008    211,792       0.1%
    Hermes International                              1,174    759,155       0.2%
    Iliad SA                                          2,257    452,084       0.1%
    Imerys SA                                         1,384    126,321       0.0%
#   Ingenico Group SA                                 1,959    171,360       0.1%
    Ipsen SA                                          1,086    175,787       0.1%
    Kering SA                                           537    310,652       0.1%
#   L'Oreal SA                                          794    191,187       0.1%
    Legrand SA                                       12,305    957,488       0.3%
    LVMH Moet Hennessy Louis Vuitton SE              11,419  3,973,947       1.2%
    Publicis Groupe SA                               15,737  1,176,812       0.4%
    Safran SA                                        14,362  1,684,520       0.5%
    Sartorius Stedim Biotech                          1,492    139,082       0.0%
    SEB SA                                            1,785    342,013       0.1%
    Societe BIC SA                                      288     29,384       0.0%
    Sodexo SA                                         7,286    721,521       0.2%
    STMicroelectronics NV                            51,660  1,128,010       0.3%
    Teleperformance                                   4,022    646,345       0.2%
    Thales SA                                         9,804  1,242,742       0.4%
*   Ubisoft Entertainment SA                          6,444    615,711       0.2%
    Valeo SA                                         29,860  1,996,416       0.6%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
FRANCE -- (Continued)
#   Vinci SA                               19,122 $ 1,911,887       0.6%
                                                  -----------      ----
TOTAL FRANCE                                       34,004,785      10.0%
                                                  -----------      ----
GERMANY -- (7.6%)
    Adidas AG                               5,298   1,302,086       0.4%
    Axel Springer SE                        2,377     194,706       0.1%
    BASF SE                                33,823   3,519,060       1.0%
    Bayer AG                                6,592     787,873       0.2%
    Beiersdorf AG                           1,498     169,481       0.1%
    Continental AG                          5,467   1,456,052       0.4%
    Covestro AG                            18,041   1,639,292       0.5%
    Deutsche Boerse AG                      8,191   1,101,599       0.3%
    Deutsche Post AG                       43,081   1,869,905       0.5%
    Deutsche Telekom AG                   159,217   2,786,873       0.8%
    E.ON SE                               194,218   2,126,640       0.6%
    Fielmann AG                             2,346     192,651       0.1%
    Fresenius Medical Care AG & Co. KGaA    9,571     971,177       0.3%
    Fresenius SE & Co. KGaA                16,413   1,249,920       0.4%
    Fuchs Petrolub SE                       1,284      65,973       0.0%
    Hella GmbH & Co KGaA                    3,527     217,547       0.1%
    Henkel AG & Co. KGaA                      341      40,594       0.0%
    Hochtief AG                             1,462     266,767       0.1%
    Infineon Technologies AG               34,250     876,995       0.3%
    KION Group AG                           5,596     466,453       0.1%
    Lanxess AG                              6,469     479,187       0.1%
    Merck KGaA                              3,731     364,482       0.1%
    MTU Aero Engines AG                     3,372     580,020       0.2%
    OSRAM Licht AG                          3,590     206,392       0.1%
    ProSiebenSat.1 Media SE                18,700     678,400       0.2%
    Rational AG                               183     114,450       0.0%
    RTL Group SA                            3,826     314,839       0.1%
    SAP SE Sponsored ADR                    4,991     553,153       0.2%
    Symrise AG                              6,377     515,464       0.1%
    ThyssenKrupp AG                        38,417     999,253       0.3%
    United Internet AG                      8,307     536,944       0.2%
    Wacker Chemie AG                          565     101,532       0.0%
    Wirecard AG                             1,470     198,892       0.1%
                                                  -----------      ----
TOTAL GERMANY                                      26,944,652       8.0%
                                                  -----------      ----
HONG KONG -- (2.9%)
    AIA Group, Ltd.                       256,600   2,293,285       0.7%
    ASM Pacific Technology, Ltd.           24,400     334,361       0.1%
    Chow Tai Fook Jewellery Group, Ltd.    65,800      84,834       0.0%
    Galaxy Entertainment Group, Ltd.       91,000     796,489       0.2%
    Hang Seng Bank, Ltd.                   22,400     567,390       0.2%
    Hong Kong Exchanges & Clearing, Ltd.   46,453   1,504,823       0.4%
#   Kingston Financial Group, Ltd.         26,000      13,383       0.0%
    MGM China Holdings, Ltd.               87,600     240,231       0.1%
    Prada SpA                              49,600     251,983       0.1%
    Samsonite International SA            171,300     774,852       0.2%
    Sands China, Ltd.                     117,600     679,654       0.2%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                     ------- ----------- ---------------
HONG KONG -- (Continued)
    Techtronic Industries Co., Ltd.                  154,000 $   902,161       0.3%
    VTech Holdings, Ltd.                              11,700     142,462       0.0%
    WH Group, Ltd.                                   986,500   1,021,299       0.3%
    Wynn Macau, Ltd.                                 133,200     492,222       0.1%
    Xinyi Glass Holdings, Ltd.                       160,000     230,016       0.1%
                                                             -----------       ---
TOTAL HONG KONG                                               10,329,445       3.0%
                                                             -----------       ---
IRELAND -- (0.5%)
    Kerry Group P.L.C. Class A                         4,717     480,851       0.1%
    Kingspan Group P.L.C.                              7,957     360,205       0.1%
    Smurfit Kappa Group P.L.C.                        19,498     831,161       0.3%
                                                             -----------       ---
TOTAL IRELAND                                                  1,672,217       0.5%
                                                             -----------       ---
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                1,047      47,892       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.  220,558     278,242       0.1%
    Delek Group, Ltd.                                    440      65,765       0.0%
    Elbit Systems, Ltd.                                1,308     151,231       0.0%
    Frutarom Industries, Ltd.                          2,654     253,702       0.1%
    Israel Chemicals, Ltd.                            34,492     154,140       0.1%
    Mizrahi Tefahot Bank, Ltd.                         9,961     182,059       0.1%
*   Nice, Ltd. Sponsored ADR                           1,263     120,200       0.0%
    Strauss Group, Ltd.                                4,186      86,119       0.0%
*   Tower Semiconductor, Ltd.                          4,828     124,900       0.0%
                                                             -----------       ---
TOTAL ISRAEL                                                   1,464,250       0.4%
                                                             -----------       ---
ITALY -- (2.2%)
    Atlantia SpA                                      13,967     462,305       0.1%
    CNH Industrial NV                                 91,330   1,123,774       0.3%
    Enel SpA                                         255,880   1,623,231       0.5%
#   Ferrari NV(BD6G507)                                5,441     667,509       0.2%
#   Ferrari NV(BZ1GMK5)                                5,853     718,046       0.2%
    Fiat Chrysler Automobiles NV(BRJFWP3)             54,412   1,208,968       0.4%
    Fiat Chrysler Automobiles NV(N31738102)           29,848     651,582       0.2%
    Leonardo SpA                                      13,454     155,455       0.1%
    Luxottica Group SpA                                4,342     270,878       0.1%
    Moncler SpA                                       10,402     468,838       0.1%
    Poste Italiane SpA                                11,336     110,679       0.0%
    Prysmian SpA                                       1,150      33,807       0.0%
    Recordati SpA                                      4,396     156,808       0.1%
                                                             -----------       ---
TOTAL ITALY                                                    7,651,880       2.3%
                                                             -----------       ---
JAPAN -- (21.4%)
    ABC-Mart, Inc.                                     1,200      79,085       0.0%
#   Ain Holdings, Inc.                                 2,300     153,187       0.0%
    Air Water, Inc.                                    8,000     154,544       0.0%
    Ajinomoto Co., Inc.                               24,300     445,236       0.1%
    Alps Electric Co., Ltd.                           25,300     558,784       0.2%
    Asahi Group Holdings, Ltd.                        16,000     809,372       0.2%
    Asahi Intecc Co., Ltd.                             9,600     334,862       0.1%
    Astellas Pharma, Inc.                             76,100   1,113,056       0.3%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
JAPAN -- (Continued)
    Bandai Namco Holdings, Inc.                15,700 $  531,269       0.2%
    Bic Camera, Inc.                            2,600     42,609       0.0%
    Bridgestone Corp.                          21,487    898,212       0.3%
    Brother Industries, Ltd.                   17,400    373,223       0.1%
    Calbee, Inc.                                3,400    114,495       0.0%
    Canon, Inc.                                29,000    997,576       0.3%
    Casio Computer Co., Ltd.                   14,900    221,940       0.1%
    Cosmo Energy Holdings Co., Ltd.             5,300    174,599       0.1%
    Cosmos Pharmaceutical Corp.                   800    179,893       0.1%
    CyberAgent, Inc.                           10,800    593,214       0.2%
    Daifuku Co., Ltd.                           3,351    179,137       0.1%
    Daiichikosho Co., Ltd.                      4,500    236,101       0.1%
    Daikin Industries, Ltd.                    10,200  1,191,521       0.4%
    Daito Trust Construction Co., Ltd.          4,400    734,206       0.2%
    Daiwa House Industry Co., Ltd.             23,600    862,845       0.3%
    Disco Corp.                                 1,100    192,806       0.1%
    DMG Mori Co., Ltd.                         10,400    194,320       0.1%
    Don Quijote Holdings Co., Ltd.              5,900    317,639       0.1%
    en-japan, Inc.                                700     32,724       0.0%
    Fast Retailing Co., Ltd.                    1,400    614,621       0.2%
    FP Corp.                                    2,200    136,087       0.0%
    Fuji Electric Co., Ltd.                    48,000    342,351       0.1%
    Fujitsu General, Ltd.                       5,900     96,062       0.0%
    GMO Payment Gateway, Inc.                     900     89,064       0.0%
    GungHo Online Entertainment, Inc.          41,400    124,870       0.0%
#   Harmonic Drive Systems, Inc.                  800     38,095       0.0%
    Haseko Corp.                               36,400    572,558       0.2%
    Hikari Tsushin, Inc.                        1,800    291,787       0.1%
    Hino Motors, Ltd.                          33,500    408,714       0.1%
    Hitachi Construction Machinery Co., Ltd.    6,800    247,122       0.1%
    Horiba, Ltd.                                1,700    123,509       0.0%
    Hoshizaki Corp.                             1,700    157,813       0.0%
    Hoya Corp.                                 15,300    817,400       0.2%
    IHI Corp.                                  11,900    388,965       0.1%
#   Ito En, Ltd.                                5,300    211,311       0.1%
    Itochu Techno-Solutions Corp.               4,800     99,225       0.0%
    Izumi Co., Ltd.                             4,200    277,333       0.1%
    Japan Exchange Group, Inc.                 28,300    524,090       0.2%
    Japan Lifeline Co., Ltd.                    4,100    120,112       0.0%
    Japan Tobacco, Inc.                        45,900  1,233,847       0.4%
    Kagome Co., Ltd.                            2,000     72,110       0.0%
    Kajima Corp.                              118,000  1,136,822       0.3%
    Kakaku.com, Inc.                           12,900    245,930       0.1%
    Kaken Pharmaceutical Co., Ltd.              3,200    189,233       0.1%
    Kansai Paint Co., Ltd.                      7,600    170,770       0.1%
    Kao Corp.                                  21,000  1,509,607       0.4%
    KDDI Corp.                                103,100  2,767,575       0.8%
    Keihan Holdings Co., Ltd.                   6,000    193,731       0.1%
    Kewpie Corp.                                5,300    123,498       0.0%
    Keyence Corp.                               1,400    853,691       0.3%
    Kirin Holdings Co., Ltd.                   37,200  1,044,167       0.3%
    Koito Manufacturing Co., Ltd.              13,300    890,089       0.3%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------- ---------- ---------------
JAPAN -- (Continued)
    Komatsu, Ltd.                         18,500 $  630,641       0.2%
    Konami Holdings Corp.                  4,300    211,169       0.1%
    Kose Corp.                             1,700    314,154       0.1%
    Kubota Corp.                          27,200    458,606       0.1%
    Kyudenko Corp.                         3,400    158,862       0.0%
    Lawson, Inc.                           6,600    436,003       0.1%
    Lion Corp.                             6,000    129,248       0.0%
    M3, Inc.                              17,300    651,965       0.2%
    Matsumotokiyoshi Holdings Co., Ltd.    3,800    169,275       0.0%
    Megmilk Snow Brand Co., Ltd.             300      9,032       0.0%
    MEIJI Holdings Co., Ltd.              16,300  1,307,266       0.4%
    Minebea Mitsumi, Inc.                 35,100    702,028       0.2%
    Miraca Holdings, Inc.                  5,300    206,329       0.1%
    MISUMI Group, Inc.                     8,000    220,771       0.1%
    Mitsubishi Electric Corp.             58,000    889,172       0.3%
    Mitsui Mining & Smelting Co., Ltd.     1,800     76,088       0.0%
    Mixi, Inc.                             4,400    144,614       0.0%
#   MonotaRO Co., Ltd.                     5,000    174,281       0.1%
    Morinaga & Co., Ltd.                   2,100    102,264       0.0%
    Murata Manufacturing Co., Ltd.         5,400    681,730       0.2%
    Nabtesco Corp.                         4,700    169,485       0.1%
*   Nexon Co., Ltd.                        4,800     69,847       0.0%
    Nichirei Corp.                        10,000    289,694       0.1%
    Nidec Corp.                            3,000    469,327       0.1%
    Nifco, Inc.                            9,200    323,020       0.1%
    Nihon M&A Center, Inc.                11,800    344,402       0.1%
    Nippon Paint Holdings Co., Ltd.       13,000    530,650       0.2%
    Nissan Chemical Industries, Ltd.       6,900    306,797       0.1%
    Nitori Holdings Co., Ltd.              1,400    236,089       0.1%
    Nitto Denko Corp.                      6,300    468,372       0.1%
    Noevir Holdings Co., Ltd.                300     21,574       0.0%
    Nomura Research Institute, Ltd.        5,710    294,092       0.1%
    NS Solutions Corp.                       600     17,371       0.0%
    NSK, Ltd.                              6,600     88,319       0.0%
    NTT Data Corp.                        40,500    436,468       0.1%
    NTT DOCOMO, Inc.                      51,200  1,322,701       0.4%
    Olympus Corp.                         11,200    417,654       0.1%
    Omron Corp.                            7,200    388,579       0.1%
    Open House Co., Ltd.                   2,000    111,343       0.0%
    Oracle Corp.                           3,800    312,161       0.1%
#   Orient Corp.                          24,600     37,980       0.0%
    Oriental Land Co., Ltd.                3,400    338,826       0.1%
    Otsuka Corp.                           5,600    259,489       0.1%
#   Panasonic Corp.                      124,700  1,846,451       0.5%
    Park24 Co., Ltd.                       9,400    266,276       0.1%
    Persol Holdings Co., Ltd.             15,800    375,569       0.1%
    Pigeon Corp.                           9,600    449,991       0.1%
    Pilot Corp.                            2,800    152,859       0.0%
    Rakuten, Inc.                         69,887    496,657       0.1%
    Recruit Holdings Co., Ltd.            33,600    774,714       0.2%
    Relo Group, Inc.                      11,700    262,840       0.1%
#*  Renesas Electronics Corp.              9,700    101,187       0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                       SHARES  VALUE++   OF NET ASSETS**
                                       ------ ---------- ---------------
JAPAN -- (Continued)
    Resorttrust, Inc.                   6,300 $  130,453       0.0%
    Rohto Pharmaceutical Co., Ltd.      1,000     29,107       0.0%
    Ryohin Keikaku Co., Ltd.            2,100    718,334       0.2%
    Sankyu, Inc.                        4,600    223,567       0.1%
    Sanwa Holdings Corp.               18,700    240,128       0.1%
    SCREEN Holdings Co., Ltd.           3,400    278,102       0.1%
    SCSK Corp.                          2,500    106,990       0.0%
    Secom Co., Ltd.                     5,300    397,626       0.1%
    Seibu Holdings, Inc.               13,800    232,672       0.1%
    Seiko Epson Corp.                  14,900    280,072       0.1%
    Sekisui Chemical Co., Ltd.         28,400    502,398       0.1%
    Seria Co., Ltd.                     3,400    166,615       0.0%
    Seven & I Holdings Co., Ltd.       28,600  1,260,138       0.4%
#   Seven Bank, Ltd.                   49,700    166,866       0.0%
#   Sharp Corp.                         4,233    123,668       0.0%
    Shimadzu Corp.                      8,900    241,557       0.1%
    Shimano, Inc.                       1,500    199,453       0.1%
    Shionogi & Co., Ltd.                3,700    190,149       0.1%
    Shiseido Co., Ltd.                 10,200    661,786       0.2%
    Showa Denko K.K.                   18,000    598,874       0.2%
    Showa Shell Sekiyu K.K.            24,400    344,542       0.1%
#   Skylark Co., Ltd.                  12,200    179,456       0.1%
    SoftBank Group Corp.               49,540  3,785,286       1.1%
    Sohgo Security Services Co., Ltd.   3,500    172,808       0.1%
    Sony Corp.                         71,000  3,316,133       1.0%
    Square Enix Holdings Co., Ltd.      1,200     49,737       0.0%
    Stanley Electric Co., Ltd.         11,800    426,444       0.1%
    Start Today Co., Ltd.              14,700    424,447       0.1%
    Subaru Corp.                       35,300  1,184,893       0.3%
    Sugi Holdings Co., Ltd.             1,800    104,794       0.0%
    Sumco Corp.                         8,500    207,608       0.1%
    Sundrug Co., Ltd.                   6,300    324,091       0.1%
    Suntory Beverage & Food, Ltd.       5,900    290,339       0.1%
    Suruga Bank, Ltd.                     400      5,419       0.0%
    Suzuki Motor Corp.                 19,000  1,021,209       0.3%
    Sysmex Corp.                        6,300    556,525       0.2%
    Taisei Corp.                       18,200    981,816       0.3%
    Taiyo Nippon Sanso Corp.            9,500    140,844       0.0%
    Takeda Pharmaceutical Co., Ltd.    20,100    846,411       0.2%
    Terumo Corp.                        8,000    452,646       0.1%
    Toho Co., Ltd.                      3,800    126,754       0.0%
    Tokyo Electron, Ltd.                7,300  1,401,986       0.4%
    Tosoh Corp.                         8,300    146,813       0.0%
    TOTO, Ltd.                          6,499    368,359       0.1%
    Toyo Tire & Rubber Co., Ltd.       12,900    219,586       0.1%
    Toyota Boshoku Corp.                8,200    172,142       0.1%
    Trend Micro, Inc.                  11,100    663,657       0.2%
    Tsuruha Holdings, Inc.              1,900    272,726       0.1%
    Ulvac, Inc.                         3,500    187,230       0.1%
    Unicharm Corp.                     11,500    323,309       0.1%
    USS Co., Ltd.                       9,700    203,703       0.1%
    Welcia Holdings Co., Ltd.           4,000    205,422       0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                             ------- ----------- ---------------
JAPAN -- (Continued)
#   Yahoo Japan Corp.                         31,500 $   129,455       0.0%
    Yamaha Motor Co., Ltd.                    26,500     847,322       0.2%
#   Yaskawa Electric Corp.                    13,200     535,887       0.2%
    Yokogawa Electric Corp.                   11,900     262,034       0.1%
    Zenkoku Hosho Co., Ltd.                    5,100     210,464       0.1%
    Zensho Holdings Co., Ltd.                 10,200     237,395       0.1%
                                                     -----------      ----
TOTAL JAPAN                                           75,561,143      22.3%
                                                     -----------      ----
NETHERLANDS -- (3.1%)
    Akzo Nobel NV                              6,548     592,976       0.2%
#*  Altice NV Class A                         17,097     163,636       0.0%
*   Altice NV Class B                          4,165      39,744       0.0%
    ASML Holding NV                            2,546     479,794       0.1%
    GrandVision NV                             6,267     154,079       0.0%
    Heineken NV                                9,588   1,009,380       0.3%
    Koninklijke KPN NV                       344,423   1,071,924       0.3%
    RELX NV                                   71,813   1,527,974       0.5%
    Unilever NV(B12T3J1)                       9,659     553,736       0.2%
#   Unilever NV(2416542)                      69,098   3,946,878       1.2%
    Wolters Kluwer NV                         28,711   1,553,546       0.5%
                                                     -----------      ----
TOTAL NETHERLANDS                                     11,093,667       3.3%
                                                     -----------      ----
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                         45,355     385,453       0.1%
    Fisher & Paykel Healthcare Corp., Ltd.     8,573      76,674       0.0%
    Spark New Zealand, Ltd.                  158,737     385,482       0.1%
    Z Energy, Ltd.                            35,425     180,309       0.1%
                                                     -----------      ----
TOTAL NEW ZEALAND                                      1,027,918       0.3%
                                                     -----------      ----
NORWAY -- (0.9%)
    Aker BP ASA                                8,093     265,447       0.1%
    Austevoll Seafood ASA                      5,301      63,799       0.0%
    Bakkafrost P/F                             3,127     179,418       0.1%
    Leroy Seafood Group ASA                   19,860     145,679       0.0%
    Marine Harvest ASA                        13,269     288,838       0.1%
*   Norwegian Finans Holding ASA               4,185      50,854       0.0%
    Salmar ASA                                 3,180     148,192       0.0%
    Statoil ASA                               30,784     787,230       0.2%
    Telenor ASA                               38,705     856,693       0.3%
    TGS NOPEC Geophysical Co. ASA              5,707     179,964       0.1%
    Tomra Systems ASA                          4,203      77,970       0.0%
#   Veidekke ASA                               4,272      51,887       0.0%
                                                     -----------      ----
TOTAL NORWAY                                           3,095,971       0.9%
                                                     -----------      ----
PORTUGAL -- (0.0%)
#   Jeronimo Martins SGPS SA                   4,280      75,058       0.0%
                                                     -----------      ----
SINGAPORE -- (1.2%)
    Dairy Farm International Holdings, Ltd.   21,800     183,068       0.1%
    DBS Group Holdings, Ltd.                  14,900     343,774       0.1%
    Genting Singapore P.L.C.                 240,100     210,355       0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                    SHARES   VALUE++   OF NET ASSETS**
                                                    ------- ---------- ---------------
SINGAPORE -- (Continued)
    Great Eastern Holdings, Ltd.                      4,300 $  100,576       0.0%
    Jardine Cycle & Carriage, Ltd.                    8,144    209,536       0.1%
    Olam International, Ltd.                          6,600     11,292       0.0%
    Oversea-Chinese Banking Corp., Ltd.              13,700    141,502       0.0%
    SATS, Ltd.                                       64,300    267,192       0.1%
    Singapore Exchange, Ltd.                         81,500    472,620       0.1%
    Singapore Technologies Engineering, Ltd.        155,600    407,179       0.1%
    Singapore Telecommunications, Ltd.(B02PY22)     196,800    520,554       0.2%
    Singapore Telecommunications, Ltd.(B02PY00)      50,300    133,761       0.0%
#   StarHub, Ltd.                                    59,100    100,820       0.0%
    United Overseas Bank, Ltd.                       35,323    799,861       0.2%
    Venture Corp., Ltd.                              18,200    284,667       0.1%
                                                            ----------       ---
TOTAL SINGAPORE                                              4,186,757       1.2%
                                                            ----------       ---
SPAIN -- (2.8%)
    Abertis Infraestructuras SA                      39,066    861,284       0.2%
    ACS Actividades de Construccion y Servicios SA   21,127    890,391       0.3%
    Aena SME SA                                       3,552    732,169       0.2%
    Amadeus IT Group SA                              31,459  2,295,242       0.7%
    Enagas SA                                        10,882    316,296       0.1%
    Endesa SA                                        16,916    394,484       0.1%
#   Ferrovial SA                                     15,474    330,511       0.1%
    Gas Natural SDG SA                               16,799    423,463       0.1%
    Grifols SA                                        6,830    191,498       0.1%
#   Industria de Diseno Textil SA                    23,520    729,077       0.2%
    Telefonica SA                                   270,480  2,756,317       0.8%
                                                            ----------       ---
TOTAL SPAIN                                                  9,920,732       2.9%
                                                            ----------       ---
SWEDEN -- (2.4%)
    AAK AB                                              922     81,366       0.0%
    Alfa Laval AB                                    14,689    363,386       0.1%
    Assa Abloy AB Class B                             5,799    121,529       0.0%
#   Atlas Copco AB Class A                           26,585  1,039,642       0.3%
#   Atlas Copco AB Class B                           18,254    646,986       0.2%
    Axfood AB                                         9,285    172,501       0.1%
    Electrolux AB Series B                           30,287    797,053       0.2%
    Essity AB Class B                                16,296    413,351       0.1%
#   Hennes & Mauritz AB Class B                      47,251    811,979       0.2%
#   Hexpol AB                                        13,698    141,748       0.0%
    Husqvarna AB Class B                             15,285    147,009       0.0%
#   Indutrade AB                                      4,349    102,566       0.0%
    Kindred Group P.L.C.                             18,707    241,256       0.1%
#   Lifco AB Class B                                  1,171     42,524       0.0%
    Loomis AB Class B                                 6,621    241,116       0.1%
    Sandvik AB                                       48,944    834,516       0.3%
#   Securitas AB Class B                             26,151    422,555       0.1%
    SKF AB Class A                                      994     20,338       0.0%
    SKF AB Class B                                   28,093    568,738       0.2%
    Svenska Cellulosa AB SCA Class B                 14,086    155,998       0.1%
#   Sweco AB Class B                                  1,886     38,412       0.0%
    Volvo AB Class A                                  9,996    171,322       0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
SWEDEN -- (Continued)
    Volvo AB Class B                       51,587 $   874,212       0.3%
                                                  -----------       ---
TOTAL SWEDEN                                        8,450,103       2.5%
                                                  -----------       ---
SWITZERLAND -- (6.5%)
    ABB, Ltd.                              50,736   1,182,938       0.4%
    EMS-Chemie Holding AG                     442     272,998       0.1%
    Geberit AG                              2,183     931,556       0.3%
    Givaudan SA                               664   1,478,096       0.4%
#   Kuehne + Nagel International AG         2,949     459,147       0.1%
    Logitech International SA               5,053     187,062       0.1%
    Nestle SA                              50,421   3,906,119       1.2%
    Partners Group Holding AG               1,150     838,776       0.2%
    Roche Holding AG(7108918)               1,391     316,771       0.1%
    Roche Holding AG(7110388)              35,350   7,854,323       2.3%
    Schindler Holding AG                    1,430     286,142       0.1%
    SGS SA                                    606   1,471,761       0.4%
    Sika AG                                   212   1,538,320       0.5%
    Sonova Holding AG                       3,183     524,538       0.2%
    Straumann Holding AG                      677     459,566       0.1%
#   Swisscom AG                             1,003     481,071       0.1%
    Temenos Group AG                        5,782     727,537       0.2%
                                                  -----------       ---
TOTAL SWITZERLAND                                  22,916,721       6.8%
                                                  -----------       ---
UNITED KINGDOM -- (15.8%)
    Admiral Group P.L.C.                   10,526     288,059       0.1%
    Ashtead Group P.L.C.                   70,971   1,971,059       0.6%
    AstraZeneca P.L.C.                      6,864     480,496       0.1%
#   AstraZeneca P.L.C. Sponsored ADR       80,431   2,857,713       0.8%
    B&M European Value Retail SA           23,493     130,918       0.0%
    BAE Systems P.L.C.                    288,643   2,421,777       0.7%
    Berkeley Group Holdings P.L.C.         11,242     629,372       0.2%
    BHP Billiton P.L.C.                    51,034   1,088,168       0.3%
    BT Group P.L.C.                       446,953   1,534,094       0.5%
    Bunzl P.L.C.                           25,039     726,045       0.2%
    Burberry Group P.L.C.                  32,126     806,773       0.2%
    Capita P.L.C.                          32,835      86,355       0.0%
    Centrica P.L.C.                       689,470   1,455,318       0.4%
    Coca-Cola HBC AG                        8,496     284,623       0.1%
    Compass Group P.L.C.                   72,373   1,552,593       0.5%
    Croda International P.L.C.              9,046     553,344       0.2%
    DCC P.L.C.                              2,249     215,869       0.1%
    Diageo P.L.C.                             999      35,639       0.0%
#   Diageo P.L.C. Sponsored ADR            15,417   2,188,597       0.6%
    DS Smith P.L.C.                        68,672     491,933       0.1%
    Evraz P.L.C.                           13,223      83,207       0.0%
    Experian P.L.C.                        65,315   1,496,508       0.4%
    Ferguson P.L.C.                        20,135   1,541,275       0.5%
    Fresnillo P.L.C.                       16,544     290,380       0.1%
    G4S P.L.C.                            204,785     727,544       0.2%
    GKN P.L.C.                            143,368     910,337       0.3%
    GlaxoSmithKline P.L.C. Sponsored ADR  111,159   4,458,588       1.3%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Halma P.L.C.                                     10,122 $    169,837       0.1%
    Hargreaves Lansdown P.L.C.                       25,636      628,506       0.2%
    Imperial Brands P.L.C.                           30,353    1,086,019       0.3%
#   InterContinental Hotels Group P.L.C. ADR          8,153      518,857       0.2%
    International Consolidated Airlines Group SA     97,385      841,817       0.3%
    Intertek Group P.L.C.                            15,324    1,030,435       0.3%
    ITV P.L.C.                                      364,247      757,769       0.2%
    JD Sports Fashion P.L.C.                          8,717       46,761       0.0%
    Johnson Matthey P.L.C.                            9,118      412,082       0.1%
    Legal & General Group P.L.C.                     87,743      324,977       0.1%
    Marks & Spencer Group P.L.C.                     17,727       70,093       0.0%
    Merlin Entertainments P.L.C.                     31,295      158,312       0.1%
    Mondi P.L.C.                                     30,905      860,305       0.3%
    Next P.L.C.                                      14,533    1,049,809       0.3%
    Persimmon P.L.C.                                 14,635      546,696       0.2%
    Reckitt Benckiser Group P.L.C.                    9,354      733,802       0.2%
    RELX P.L.C.                                      51,970    1,110,754       0.3%
    Rentokil Initial P.L.C.                         163,739      690,801       0.2%
    Rightmove P.L.C.                                  8,351      523,726       0.2%
#   Rio Tinto P.L.C. Sponsored ADR                   35,520    1,951,824       0.6%
    Rolls-Royce Holdings P.L.C.(B63H849)            123,740    1,429,092       0.4%
*   Rolls-Royce Holdings P.L.C.(BFZWWZ4)          8,785,540       12,095       0.0%
    Sage Group P.L.C. (The)                          23,500      204,395       0.1%
    Sky P.L.C.                                       55,248    1,048,250       0.3%
    Smith & Nephew P.L.C.                            32,422      620,915       0.2%
    Smiths Group P.L.C.                              18,363      402,356       0.1%
    Spirax-Sarco Engineering P.L.C.                   1,795      142,289       0.0%
    SSE P.L.C.                                      148,543    2,819,136       0.8%
    St James's Place P.L.C.                          37,207      579,583       0.2%
    Taylor Wimpey P.L.C.                             78,057      205,566       0.1%
    Tesco P.L.C.                                    313,142    1,014,247       0.3%
    TUI AG                                           51,848    1,172,487       0.4%
    Unilever P.L.C.                                     712       39,938       0.0%
    Unilever P.L.C. Sponsored ADR                    49,926    2,794,358       0.8%
    Whitbread P.L.C.                                  8,130      478,346       0.1%
                                                            ------------      ----
TOTAL UNITED KINGDOM                                          55,782,819      16.5%
                                                            ------------      ----
TOTAL COMMON STOCKS                                          332,926,847      98.3%
                                                            ------------      ----
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Fuchs Petrolub SE                                 3,032      162,803       0.0%
    Henkel AG & Co. KGaA                                154       19,571       0.0%
    Sartorius AG                                      2,864      439,913       0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                          --------- ------------ ---------------
GERMANY -- (Continued)
      Schaeffler AG                          11,745 $    181,773        0.1%
                                                    ------------      -----
TOTAL GERMANY                                            804,060        0.2%
                                                    ------------      -----
TOTAL PREFERRED STOCKS                                   804,060        0.2%
                                                    ------------      -----
TOTAL INVESTMENT SECURITIES                          333,730,907
                                                    ------------

                                                      VALUE+
                                                    ------------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund      1,676,198   19,393,610        5.7%
                                                    ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $298,964,742)   $353,124,517      104.2%
                                                    ============      =====

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               ----------- ------------ ------- ------------
Common Stocks
   Australia                            -- $ 19,709,684   --    $ 19,709,684
   Austria                              --      866,883   --         866,883
   Belgium                     $   255,704    3,227,003   --       3,482,707
   Canada                       25,648,349           --   --      25,648,349
   Denmark                              --    5,956,660   --       5,956,660
   Finland                              --    3,084,446   --       3,084,446
   France                               --   34,004,785   --      34,004,785
   Germany                         553,153   26,391,499   --      26,944,652
   Hong Kong                            --   10,329,445   --      10,329,445
   Ireland                              --    1,672,217   --       1,672,217
   Israel                          396,331    1,067,919   --       1,464,250
   Italy                         1,369,628    6,282,252   --       7,651,880
   Japan                                --   75,561,143   --      75,561,143
   Netherlands                   4,426,672    6,666,995   --      11,093,667
   New Zealand                          --    1,027,918   --       1,027,918
   Norway                               --    3,095,971   --       3,095,971
   Portugal                             --       75,058   --          75,058
   Singapore                            --    4,186,757   --       4,186,757
   Spain                                --    9,920,732   --       9,920,732
   Sweden                               --    8,450,103   --       8,450,103
   Switzerland                     187,062   22,729,659   --      22,916,721
   United Kingdom               14,769,937   41,012,882   --      55,782,819
Preferred Stocks
   Germany                              --      804,060   --         804,060
Securities Lending Collateral           --   19,393,610   --      19,393,610
                               ----------- ------------   --    ------------
TOTAL                          $47,606,836 $305,517,681   --    $353,124,517
                               =========== ============   ==    ============

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                               SHARES  VALUE++  OF NET ASSETS**
                                               ------- -------- ---------------
COMMON STOCKS -- (91.5%)
AUSTRALIA -- (6.2%)
*   3P Learning, Ltd.                           20,996 $ 23,251       0.0%
    Adacel Technologies, Ltd.                    6,957    9,661       0.0%
    Adairs, Ltd.                                14,945   23,821       0.0%
#   Adelaide Brighton, Ltd.                     72,231  348,486       0.2%
    Ainsworth Game Technology, Ltd.              3,568    5,116       0.0%
    Altium, Ltd.                                22,785  346,020       0.2%
#   AMA Group, Ltd.                             60,867   44,246       0.0%
#   Amaysim Australia, Ltd.                     37,101   33,386       0.0%
    Appen, Ltd.                                 13,568   97,629       0.1%
    ARB Corp., Ltd.                             14,048  219,117       0.1%
    Asaleo Care, Ltd.                           51,720   50,315       0.0%
*   Aurelia Metals, Ltd.                        84,642   24,445       0.0%
    Australian Finance Group, Ltd.              20,789   21,478       0.0%
#*  Australian Property Systems, Ltd.           28,532  116,840       0.1%
#   Baby Bunting Group, Ltd.                     8,495    8,674       0.0%
#   Bapcor, Ltd.                                25,745  113,586       0.1%
*   Bellamy's Australia, Ltd.                   16,462  223,005       0.1%
#   Blackmores, Ltd.                             2,323  205,621       0.1%
#   Bravura Solutions, Ltd.                     29,912   65,234       0.0%
    Breville Group, Ltd.                        19,754  168,598       0.1%
    BSA, Ltd.                                   50,967   12,878       0.0%
    BT Investment Management, Ltd.              33,621  230,981       0.1%
    carsales.com, Ltd.                          40,754  437,427       0.2%
    Citadel Group, Ltd. (The)                    2,451   11,046       0.0%
#   Class, Ltd.                                 11,009   19,033       0.0%
*   Clinuvel Pharmaceuticals, Ltd.               8,616   76,439       0.0%
    Clover Corp., Ltd.                          20,770   19,324       0.0%
    Codan, Ltd.                                 12,863   23,821       0.0%
    Collins Foods, Ltd.                         16,637   66,947       0.0%
#   Corporate Travel Management, Ltd.           14,503  270,026       0.2%
    Costa Group Holdings, Ltd.                  48,995  267,060       0.1%
    Credit Corp. Group, Ltd.                     9,740  131,064       0.1%
    Data#3, Ltd.                                22,757   28,941       0.0%
    Dicker Data, Ltd.                            9,278   20,393       0.0%
#   Domino's Pizza Enterprises, Ltd.            10,604  335,692       0.2%
    DuluxGroup, Ltd.                            75,742  440,376       0.2%
    DWS, Ltd.                                   14,966   14,010       0.0%
    Elders, Ltd.                                21,181  125,677       0.1%
    Event Hospitality and Entertainment, Ltd.    3,797   39,715       0.0%
    Evolution Mining, Ltd.                      88,262  210,985       0.1%
    Fairfax Media, Ltd.                        193,686  103,673       0.1%
    GUD Holdings, Ltd.                          16,897  160,526       0.1%
    GWA Group, Ltd.                             39,635  114,432       0.1%
    Hansen Technologies, Ltd.                   33,517  108,008       0.1%
    IDP Education, Ltd.                         26,188  151,350       0.1%
    Infomedia, Ltd.                             61,563   40,900       0.0%
#   Inghams Group, Ltd.                         32,233   90,946       0.1%
    Integrated Research, Ltd.                   19,978   57,534       0.0%
    InvoCare, Ltd.                              18,895  184,663       0.1%
#   IPH, Ltd.                                   20,757   56,923       0.0%
    IRESS, Ltd.                                 26,461  207,581       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        PERCENTAGE
                                     SHARES  VALUE++  OF NET ASSETS**
                                     ------- -------- ---------------
AUSTRALIA -- (Continued)
#   iSentia Group, Ltd.               29,237 $ 17,552       0.0%
    IVE Group, Ltd.                   13,402   22,427       0.0%
#   JB Hi-Fi, Ltd.                    19,891  383,490       0.2%
    Jumbo Interactive, Ltd.            9,248   30,322       0.0%
#   Kogan.com, Ltd.                    7,946   46,073       0.0%
    Lifestyle Communities, Ltd.       11,268   42,393       0.0%
    Lovisa Holdings, Ltd.              6,490   46,985       0.0%
*   Lynas Corp., Ltd.                 41,314   79,620       0.1%
    Magellan Financial Group, Ltd.     9,191  160,571       0.1%
    McMillan Shakespeare, Ltd.        12,105  152,953       0.1%
#   Metals X, Ltd.                    78,352   45,893       0.0%
    Mineral Resources, Ltd.           25,226  337,800       0.2%
#   MNF Group, Ltd.                    6,344   24,807       0.0%
    Monadelphous Group, Ltd.          17,762  214,827       0.1%
    Monash IVF Group, Ltd.            29,564   26,012       0.0%
#   Mortgage Choice, Ltd.             21,829   28,637       0.0%
    MYOB Group, Ltd.                   5,866   14,303       0.0%
    Navitas, Ltd.                     42,011  134,511       0.1%
    nib holdings, Ltd.                78,322  327,400       0.2%
    Nick Scali, Ltd.                  11,526   60,165       0.0%
    Northern Star Resources, Ltd.    110,688  528,256       0.3%
    OFX Group, Ltd.                   60,218   81,406       0.1%
*   OM Holdings, Ltd.                 55,626   50,140       0.0%
    oOh!media, Ltd.                    3,549   12,959       0.0%
    Orora, Ltd.                      181,001  453,957       0.2%
    Pact Group Holdings, Ltd.         31,877  135,731       0.1%
*   Pantoro, Ltd.                     86,762   22,413       0.0%
    Perpetual, Ltd.                    7,355  221,890       0.1%
    Pioneer Credit, Ltd.               7,574   19,861       0.0%
#   Platinum Asset Management, Ltd.   44,327  188,029       0.1%
#*  Praemium, Ltd.                    43,865   22,958       0.0%
    Pro Medicus, Ltd.                  7,667   46,032       0.0%
    PSC Insurance Group, Ltd.         13,241   26,457       0.0%
    PWR Holdings, Ltd.                10,213   18,082       0.0%
*   Reckon, Ltd.                      18,830   18,246       0.0%
#   Regis Healthcare, Ltd.            26,148   75,140       0.0%
    Regis Resources, Ltd.             84,659  298,749       0.2%
    Reliance Worldwide Corp., Ltd.    81,187  288,109       0.2%
#   Retail Food Group, Ltd.           15,906   11,005       0.0%
    Sandfire Resources NL             25,818  152,800       0.1%
*   Saracen Mineral Holdings, Ltd.   140,582  197,619       0.1%
#   SeaLink Travel Group, Ltd.        11,321   33,488       0.0%
    Service Stream, Ltd.              18,125   21,519       0.0%
    SG Fleet Group, Ltd.              19,452   51,708       0.0%
    Silver Chef, Ltd.                    769    2,001       0.0%
    Sirtex Medical, Ltd.              10,956  229,133       0.1%
    SmartGroup Corp., Ltd.            16,701  136,066       0.1%
    SpeedCast International, Ltd.     38,800  172,331       0.1%
    St Barbara, Ltd.                 101,960  325,281       0.2%
    Super Retail Group, Ltd.          20,724  112,046       0.1%
    Technology One, Ltd.              53,812  199,883       0.1%
    Vita Group, Ltd.                  15,220   12,379       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Webjet, Ltd.                           21,587 $   177,811       0.1%
    WiseTech Global, Ltd.                  15,699     117,909       0.1%
                                                  -----------       ---
TOTAL AUSTRALIA                                    12,865,035       6.7%
                                                  -----------       ---
AUSTRIA -- (0.9%)
    ANDRITZ AG                             14,367     772,248       0.4%
#   DO & CO AG                              1,417      88,081       0.0%
    Flughafen Wien AG                         861      34,990       0.0%
    Kapsch TrafficCom AG                      851      37,882       0.0%
    Lenzing AG                              1,817     211,438       0.1%
    Oesterreichische Post AG                6,377     306,246       0.2%
    POLYTEC Holding AG                      3,295      59,303       0.0%
    Telekom Austria AG                     31,230     297,801       0.2%
                                                  -----------       ---
TOTAL AUSTRIA                                       1,807,989       0.9%
                                                  -----------       ---
BELGIUM -- (1.5%)
*   AGFA-Gevaert NV                        37,233     132,743       0.1%
    Barco NV                                1,251     161,605       0.1%
#   bpost SA                               19,928     437,036       0.2%
    Econocom Group SA                      21,062     135,604       0.1%
    EVS Broadcast Equipment SA              2,827      92,636       0.1%
*   Fagron                                  8,981     154,635       0.1%
*   Galapagos NV(B07Q2V5)                     240      21,505       0.0%
*   Galapagos NV(B07MXC1)                   7,154     646,383       0.4%
#   Ion Beam Applications                   2,961      60,378       0.0%
    Jensen-Group NV                           520      27,946       0.0%
    Kinepolis Group NV                      3,346     233,794       0.1%
    Lotus Bakeries                             55     156,089       0.1%
*   MDxHealth                               2,939      13,225       0.0%
    Melexis NV                              4,009     381,491       0.2%
    Orange Belgium SA                       4,333      89,939       0.1%
    Resilux                                   219      37,189       0.0%
    Sioen Industries NV                     1,464      53,902       0.0%
    TER Beke SA                               123      25,116       0.0%
*   Tessenderlo Group SA                    5,906     247,598       0.1%
    Van de Velde NV                         1,365      56,388       0.0%
                                                  -----------       ---
TOTAL BELGIUM                                       3,165,202       1.7%
                                                  -----------       ---
CANADA -- (7.1%)
*   5N Plus, Inc.                           9,300      21,730       0.0%
#   Ag Growth International, Inc.           2,800     113,531       0.1%
#   Aimia, Inc.                             9,219      15,868       0.0%
#   AirBoss of America Corp.                1,900      20,998       0.0%
    Altus Group, Ltd.                       6,847     172,248       0.1%
#   Andrew Peller, Ltd. Class A             6,300      88,567       0.1%
*   Aritzia, Inc.                           5,600      53,342       0.0%
*   ATS Automation Tooling Systems, Inc.    7,600     104,001       0.1%
*   B2Gold Corp.                          132,513     380,835       0.2%
#   Badger Daylighting, Ltd.                6,138     118,223       0.1%
#   Bird Construction, Inc.                 5,468      36,966       0.0%
    BMTC Group, Inc.                        1,300      15,613       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                              SHARES VALUE++  OF NET ASSETS**
                                              ------ -------- ---------------
CANADA -- (Continued)
    Boralex, Inc. Class A                      8,200 $146,571       0.1%
    Brick Brewing Co., Ltd.                    3,300   10,615       0.0%
    Calian Group, Ltd.                           900   21,239       0.0%
*   Canfor Corp.                              10,199  234,252       0.1%
    Canfor Pulp Products, Inc.                 4,672   65,680       0.0%
    CanWel Building Materials Group, Ltd.      9,300   48,530       0.0%
    Cara Operations, Ltd.                      2,900   60,351       0.0%
*   Celestica, Inc.                            4,152   47,795       0.0%
#   CES Energy Solutions Corp.                38,775  189,957       0.1%
#   Cineplex, Inc.                             9,583  223,985       0.1%
#   Clearwater Seafoods, Inc.                  4,851   19,987       0.0%
    Cogeco, Inc.                               1,000   51,248       0.0%
    Colliers International Group, Inc.         5,919  402,037       0.2%
    Computer Modelling Group, Ltd.            16,056  118,049       0.1%
    Corby Spirit and Wine, Ltd.                1,200   18,590       0.0%
    Cott Corp.                                21,049  300,993       0.2%
#*  CRH Medical Corp.                         17,865   49,534       0.0%
*   Descartes Systems Group, Inc. (The)       12,619  372,983       0.2%
#*  Endeavour Silver Corp.                    17,700   53,212       0.0%
#   Enercare, Inc.                            17,787  240,494       0.1%
    Enerplus Corp.                            36,088  418,794       0.2%
    Enghouse Systems, Ltd.                     2,907  150,744       0.1%
#   Evertz Technologies, Ltd.                  4,400   60,794       0.0%
#   Exchange Income Corp.                      3,800   89,765       0.1%
    Exco Technologies, Ltd.                    4,161   31,598       0.0%
#   Extendicare, Inc.                         15,025   97,479       0.1%
#   First National Financial Corp.             2,937   60,732       0.0%
    FirstService Corp.                         5,450  382,024       0.2%
#   Freehold Royalties, Ltd.                  13,200  133,753       0.1%
#   Gamehost, Inc.                             2,400   19,982       0.0%
#   Gluskin Sheff + Associates, Inc.           5,447   65,884       0.0%
    goeasy, Ltd.                               1,530   44,686       0.0%
#*  Golden Star Resources, Ltd.               91,480   66,261       0.0%
*   Great Canadian Gaming Corp.                9,025  257,546       0.1%
*   Guyana Goldfields, Inc.                   25,594   99,270       0.1%
*   IBI Group, Inc.                            1,600    9,035       0.0%
    Information Services Corp.                 2,603   33,775       0.0%
    Innergex Renewable Energy, Inc.           16,600  175,057       0.1%
*   Interfor Corp.                            12,100  226,271       0.1%
    Intertape Polymer Group, Inc.             10,946  170,079       0.1%
    Jean Coutu Group PJC, Inc. (The) Class A   9,758  186,884       0.1%
#   K-Bro Linen, Inc.                          1,803   49,865       0.0%
*   Kinaxis, Inc.                              3,650  235,923       0.1%
    Kirkland Lake Gold, Ltd.                  25,993  453,478       0.2%
*   Klondex Mines, Ltd.                       25,638   62,700       0.0%
#   Labrador Iron Ore Royalty Corp.            9,800  166,774       0.1%
*   Largo Resources, Ltd.                     16,800   23,291       0.0%
    Lassonde Industries, Inc. Class A            400   86,698       0.1%
    Leon's Furniture, Ltd.                     3,932   52,000       0.0%
    Logistec Corp. Class B                       800   30,842       0.0%
    Lucara Diamond Corp.                      59,400   93,915       0.1%
    Magellan Aerospace Corp.                   2,900   43,728       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------ ----------- ---------------
CANADA -- (Continued)
#   Mediagrif Interactive Technologies, Inc.   1,500 $    12,839       0.0%
#   Medical Facilities Corp.                   5,347      58,761       0.0%
*   MedReleaf Corp.                            2,018      33,100       0.0%
    Morneau Shepell, Inc.                     10,300     203,521       0.1%
    MTY Food Group, Inc.                       3,527     126,622       0.1%
    Mullen Group, Ltd.                         6,654      75,405       0.0%
    New Flyer Industries, Inc.                 8,883     407,984       0.2%
    North West Co., Inc. (The)                 8,393     180,483       0.1%
#   Northland Power, Inc.                     16,666     300,493       0.2%
*   NuVista Energy, Ltd.                      24,980     164,011       0.1%
    OceanaGold Corp.                          74,580     200,979       0.1%
    Pan American Silver Corp.                 19,300     311,157       0.2%
*   Parex Resources, Inc.                     23,745     408,526       0.2%
    Pason Systems, Inc.                       13,193     184,442       0.1%
    Pollard Banknote, Ltd.                       700      11,602       0.0%
*   Premier Gold Mines, Ltd.                  32,858      69,608       0.0%
    Premium Brands Holdings Corp.              4,300     403,928       0.2%
#   Pulse Seismic, Inc.                       15,400      35,983       0.0%
*   Raging River Exploration, Inc.            32,081     178,401       0.1%
#   Richelieu Hardware, Ltd.                   9,079     195,941       0.1%
    Rogers Sugar, Inc.                        21,000      98,135       0.1%
*   Roxgold, Inc.                             43,600      39,391       0.0%
    Russel Metals, Inc.                        9,300     211,359       0.1%
    Savaria Corp.                              3,500      44,869       0.0%
    ShawCor, Ltd.                              9,210     178,182       0.1%
#   Sienna Senior Living, Inc.                 9,590     130,262       0.1%
*   Sierra Metals, Inc.                        1,700       4,634       0.0%
#*  Sierra Wireless, Inc.                      2,500      43,304       0.0%
##  Sleep Country Canada Holdings, Inc.        6,397     175,675       0.1%
    Stantec, Inc.                             11,360     289,054       0.2%
*   Stars Group, Inc. (The)                    3,700     115,096       0.1%
    Stella-Jones, Inc.                         7,778     281,873       0.2%
    Student Transportation, Inc.              16,755     125,276       0.1%
    Superior Plus Corp.                       20,838     201,896       0.1%
    TECSYS, Inc.                                 900      10,795       0.0%
    TFI International, Inc.                   13,314     385,437       0.2%
    Transcontinental, Inc. Class A             7,900     166,374       0.1%
    Uni-Select, Inc.                           7,000     108,330       0.1%
    Wajax Corp.                                2,000      36,855       0.0%
    Western Forest Products, Inc.             65,628     141,586       0.1%
    Westshore Terminals Investment Corp.       8,641     149,204       0.1%
    Winpak, Ltd.                               5,300     196,735       0.1%
*   Yangarra Resources, Ltd.                  16,506      82,019       0.1%
    ZCL Composites, Inc.                       4,900      46,254       0.0%
                                                     -----------       ---
TOTAL CANADA                                          14,724,032       7.7%
                                                     -----------       ---
CHINA -- (0.0%)
    Nanfang Communication Holdings, Ltd.      40,000      23,148       0.0%
                                                     -----------       ---
DENMARK -- (2.2%)
    Ambu A.S. Class B                         31,039     719,832       0.4%
    Brodrene Hartmann A.S.                       517      30,545       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                         SHARES  VALUE++   OF NET ASSETS**
                                         ------ ---------- ---------------
DENMARK -- (Continued)
    DFDS A.S.                             6,306 $  392,605       0.2%
    GN Store Nord A.S.                   30,923  1,086,448       0.6%
*   H+H International A.S. Class B        2,233     47,267       0.0%
*   Nilfisk Holding A.S.                  5,417    265,274       0.1%
##  NNIT A.S.                             2,502     69,375       0.0%
    Rockwool International A.S. Class A     269     73,135       0.0%
    Royal Unibrew A.S.                   10,392    688,055       0.4%
    SimCorp A.S.                          8,945    648,507       0.4%
    Topdanmark A.S.                      11,942    561,628       0.3%
                                                ----------       ---
TOTAL DENMARK                                    4,582,671       2.4%
                                                ----------       ---
FINLAND -- (2.3%)
    Alma Media Oyj                        7,507     67,837       0.0%
#   Amer Sports Oyj                      10,615    324,704       0.2%
##  Asiakastieto Group Oyj                2,217     84,234       0.1%
    Elisa Oyj                            21,179    936,163       0.5%
    F-Secure Oyj                          5,383     23,990       0.0%
#   Huhtamaki Oyj                        15,125    615,207       0.3%
    Konecranes Oyj                        6,420    261,823       0.1%
    Lassila & Tikanoja Oyj                5,531    110,993       0.1%
    Lehto Group Oyj                       3,281     44,866       0.0%
    Nokian Renkaat Oyj                   19,772    791,114       0.4%
    Olvi Oyj Class A                      2,107     70,703       0.0%
    Oriola Oyj Class A                      683      2,283       0.0%
#   Oriola Oyj Class B                   17,922     60,411       0.0%
#   Orion Oyj Class A                     2,108     69,297       0.0%
    Orion Oyj Class B                     6,956    210,980       0.1%
    Ponsse Oyj                            1,930     72,554       0.1%
    Ramirent Oyj                         11,961    103,965       0.1%
    Raute Oyj Class A                       294     10,708       0.0%
    Revenio Group Oyj                     3,492     55,961       0.0%
    Tieto Oyj                            12,010    430,191       0.2%
#   Tikkurila Oyj                         4,808     86,926       0.1%
    Tokmanni Group Corp.                  1,120      9,513       0.0%
    Uponor Oyj                           10,460    182,237       0.1%
    Vaisala Oyj Class A                     382      9,395       0.0%
                                                ----------       ---
TOTAL FINLAND                                    4,636,055       2.4%
                                                ----------       ---
FRANCE -- (4.2%)
*   Air France-KLM                       17,150    168,077       0.1%
    Akka Technologies                       886     61,755       0.0%
    Alten SA                              4,162    413,404       0.2%
    Altran Technologies SA               29,602    456,927       0.2%
    Assystem                              1,349     45,414       0.0%
    Aubay                                   818     39,493       0.0%
    Bastide le Confort Medical              488     28,781       0.0%
    Beneteau SA                           4,921    111,196       0.1%
    Boiron SA                               892     79,503       0.1%
    Bonduelle SCA                         1,211     53,898       0.0%
    Cie Plastic Omnium SA                 7,896    379,462       0.2%
    Derichebourg SA                      12,862    113,830       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                               SHARES  VALUE++   OF NET ASSETS**
                                               ------ ---------- ---------------
FRANCE -- (Continued)
     Devoteam SA                                  966 $  103,012       0.1%
##   Elior Group SA                            13,300    271,573       0.2%
     Elis SA                                      972     23,247       0.0%
*    Eramet                                     1,210    210,609       0.1%
##   Euronext NV                                8,233    590,176       0.3%
##   Europcar Groupe SA                         8,171     95,193       0.1%
     Exel Industries Class A                      334     42,520       0.0%
*    Fnac Darty SA                              2,218    237,984       0.1%
     Gaztransport Et Technigaz SA               3,409    211,344       0.1%
     Getlink                                    3,831     54,063       0.0%
     Groupe Crit                                  363     39,495       0.0%
*    Groupe Flo                                38,205     11,496       0.0%
     Groupe Open                                  467     19,752       0.0%
     Guerbet                                    1,092     69,220       0.0%
*    ID Logistics Group                           337     60,113       0.0%
     Ingenico Group SA                          7,689    672,580       0.4%
     Jacquet Metal Service SA                   1,680     64,858       0.0%
     Kaufman & Broad SA                         2,531    133,338       0.1%
     Le Belier                                    376     25,965       0.0%
     Lectra                                     3,986    104,095       0.1%
     Linedata Services                            683     27,775       0.0%
     LISI                                       2,266     83,529       0.1%
     LNA Sante SA                                 725     46,712       0.0%
##   Maisons du Monde SA                        3,515    142,830       0.1%
     Maisons France Confort SA                    373     23,279       0.0%
     Metropole Television SA                    8,527    209,942       0.1%
     MGI Coutier                                1,237     42,702       0.0%
     Oeneo SA                                   3,907     47,070       0.0%
     Plastivaloire                                719     16,442       0.0%
     Robertet SA                                  157     94,372       0.1%
     Sartorius Stedim Biotech                   3,876    361,314       0.2%
     Societe BIC SA                             2,713    276,800       0.2%
     Societe pour l'Informatique Industrielle   1,340     40,379       0.0%
*    SOITEC                                     2,346    190,769       0.1%
     Somfy SA                                   1,349    134,176       0.1%
     Sopra Steria Group                         1,910    407,704       0.2%
     SPIE SA                                   12,351    279,466       0.2%
     Stef SA                                      284     35,026       0.0%
     Synergie SA                                1,429     87,449       0.1%
     Tarkett SA                                 1,642     48,527       0.0%
     Technicolor SA                            41,906     68,768       0.0%
*    Tessi SA                                     132     27,617       0.0%
#    Thermador Groupe                             502     72,363       0.0%
     Trigano SA                                 1,143    215,394       0.1%
*    Ubisoft Entertainment SA                   3,869    369,675       0.2%
     Union Financiere de France BQE SA            286     10,574       0.0%
#*   Virbac SA                                    449     70,121       0.0%
*##  Worldline SA                               5,287    266,654       0.1%
                                                      ----------       ---
TOTAL FRANCE                                           8,689,802       4.5%
                                                      ----------       ---

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                         PERCENTAGE
                                     SHARES  VALUE++   OF NET ASSETS**
                                     ------ ---------- ---------------
GERMANY -- (5.5%)
    All for One Steeb AG                168 $   13,521       0.0%
    Amadeus Fire AG                   1,086    119,018       0.1%
    Atoss Software AG                   339     36,357       0.0%
    Axel Springer SE                  2,412    197,573       0.1%
    Basler AG                           591    121,039       0.1%
    Bechtle AG                        4,931    416,424       0.2%
    Bertrandt AG                        723     80,672       0.0%
    CANCOM SE                         2,652    310,817       0.2%
    CECONOMY AG                      30,655    343,515       0.2%
    CENIT AG                          1,465     36,251       0.0%
    Cewe Stiftung & Co. KGAA            877     89,777       0.1%
    CompuGroup Medical SE             4,182    217,880       0.1%
    CTS Eventim AG & Co. KGaA         8,868    414,723       0.2%
    Data Modul AG                       108      9,470       0.0%
*   Diebold Nixdorf AG                1,286    102,141       0.1%
    Dr Hoenle AG                        939     81,451       0.0%
    Duerr AG                          3,855    382,579       0.2%
    Energiekontor AG                    927     15,840       0.0%
    Ferratum Oyj                      2,069     66,607       0.0%
    Fielmann AG                       4,285    351,880       0.2%
*   First Sensor AG                   1,358     38,273       0.0%
    Freenet AG                       14,120    448,223       0.2%
    Fuchs Petrolub SE                 3,505    180,089       0.1%
    Gerresheimer AG                   3,802    309,274       0.2%
    GFT Technologies SE               3,181     50,257       0.0%
    GRENKE AG                         3,839    452,615       0.2%
    Hamburger Hafen und Logistik AG   3,408     81,834       0.1%
*   Heidelberger Druckmaschinen AG   36,744    136,500       0.1%
    Hugo Boss AG                     11,019  1,032,984       0.5%
    Isra Vision AG                      530    116,712       0.1%
    Jenoptik AG                       7,694    279,126       0.2%
    Koenig & Bauer AG                 2,116    173,668       0.1%
    Krones AG                         1,461    187,169       0.1%
    KWS Saat SE                          38     13,712       0.0%
    Leifheit AG                       1,088     31,950       0.0%
    Nemetschek SE                     3,181    381,201       0.2%
    Nexus AG                          2,581     86,263       0.1%
    Norma Group SE                    5,707    418,461       0.2%
    OHB SE                              796     35,341       0.0%
    Pfeiffer Vacuum Technology AG     1,175    173,840       0.1%
    PSI Software AG                   2,018     40,372       0.0%
    QSC AG                           16,273     32,274       0.0%
    Rational AG                         484    302,699       0.2%
    S&T AG                            8,525    218,838       0.1%
##  Scout24 AG                        4,267    220,511       0.1%
    Secunet Security Networks AG        168     19,865       0.0%
    Senvion SA                          278      3,635       0.0%
    Siltronic AG                      3,919    627,536       0.3%
    Sixt SE                           2,248    264,522       0.1%
    Software AG                       6,941    341,209       0.2%
    Stabilus SA                       4,343    390,413       0.2%
    STRATEC Biomedical AG               641     58,453       0.0%
    Stroeer SE & Co. KGaA             4,955    362,680       0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                             --------- ----------- ---------------
GERMANY -- (Continued)
    Takkt AG                                                     4,021 $    83,058       0.1%
    Technotrans AG                                               1,087      54,954       0.0%
    Washtec AG                                                   2,112     203,014       0.1%
    XING SE                                                        520     161,184       0.1%
                                                                       -----------       ---
TOTAL GERMANY                                                           11,420,244       6.0%
                                                                       -----------       ---
HONG KONG -- (2.6%)
#   Agritrade Resources, Ltd.                                  380,000      71,088       0.1%
    Alltronics Holdings, Ltd.                                   63,000      20,177       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.           98,000      31,942       0.0%
*   Brightoil Petroleum Holdings, Ltd.                         474,000      67,942       0.0%
    Cafe de Coral Holdings, Ltd.                                52,000     127,681       0.1%
*   Camsing International Holding, Ltd.                         64,000      49,084       0.0%
    CGN Mining Co., Ltd.                                       310,000      20,404       0.0%
    China Display Optoelectronics Technology Holdings, Ltd.     88,000       7,445       0.0%
*   China Fortune Financial Group, Ltd.                        368,000       6,105       0.0%
    China Goldjoy Group, Ltd.                                1,120,000      73,457       0.1%
#*  China Shandong Hi-Speed Financial Group, Ltd.            1,464,000      55,692       0.0%
    Chow Sang Sang Holdings International, Ltd.                 22,000      48,298       0.0%
    CK Life Sciences Intl Holdings, Inc.                       216,000      15,594       0.0%
    CNQC International Holdings, Ltd.                           45,000      16,343       0.0%
    Eagle Nice International Holdings, Ltd.                     28,000      13,073       0.0%
#   Fairwood Holdings, Ltd.                                     16,500      62,923       0.0%
*   Freeman FinTech Corp., Ltd.                              1,340,000     198,762       0.1%
*   GCL New Energy Holdings, Ltd.                              792,000      43,929       0.0%
    Giordano International, Ltd.                               198,000     120,993       0.1%
#*  Gold-Finance Holdings, Ltd.                                156,000      61,924       0.0%
    Goodbaby International Holdings, Ltd.                      109,000      69,186       0.1%
#   Guotai Junan International Holdings, Ltd.                  362,000     108,160       0.1%
    Haitong International Securities Group, Ltd.                71,484      41,671       0.0%
    HKBN, Ltd.                                                 171,500     240,123       0.1%
    Hong Kong Aircraft Engineering Co., Ltd.                     3,200      18,249       0.0%
*   Huarong International Financial Holdings, Ltd.             129,000      25,314       0.0%
*   Huarong Investment Stock Corp., Ltd.                        35,000       3,812       0.0%
    IGG, Inc.                                                  132,000     198,514       0.1%
    IT, Ltd.                                                    62,000      30,087       0.0%
    Jacobson Pharma Corp., Ltd.                                 44,000      10,552       0.0%
    Johnson Electric Holdings, Ltd.                             44,875     156,234       0.1%
    Karrie International Holdings, Ltd.                        126,000      18,729       0.0%
    L'Occitane International SA                                 54,250     100,631       0.1%
    Lifestyle International Holdings, Ltd.                     131,500     245,813       0.1%
    Luk Fook Holdings International, Ltd.                       52,000     217,346       0.1%
#   Man Wah Holdings, Ltd.                                     250,800     185,486       0.1%
    Meilleure Health International Industry Group, Ltd.        276,000      14,606       0.0%
    Microport Scientific Corp.                                  66,000      76,858       0.1%
    Modern Dental Group, Ltd.                                   40,000      11,459       0.0%
    NagaCorp, Ltd.                                             476,000     492,110       0.3%
    Nameson Holdings, Ltd.                                     112,000      22,247       0.0%
*   NEW Concepts Holdings, Ltd.                                 48,000      23,774       0.0%
*   Nimble Holdings Co., Ltd.                                  120,000      20,859       0.0%
    Pacific Textiles Holdings, Ltd.                            137,000     125,331       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                             SHARES   VALUE++   OF NET ASSETS**
                                                             ------- ---------- ---------------
HONG KONG -- (Continued)
     PC Partner Group, Ltd.                                   20,000 $   13,330       0.0%
     Pico Far East Holdings, Ltd.                            138,000     56,075       0.0%
#*   Realord Group Holdings, Ltd.                             62,000     37,908       0.0%
###  Regina Miracle International Holdings, Ltd.              56,000     48,049       0.0%
     SA SA International Holdings, Ltd.                      196,425    121,877       0.1%
     SITC International Holdings Co., Ltd.                   193,000    205,631       0.1%
     SmarTone Telecommunications Holdings, Ltd.               72,500     76,648       0.1%
     Stella International Holdings, Ltd.                      53,500     63,044       0.0%
     Texwinca Holdings, Ltd.                                  98,000     49,273       0.0%
     TK Group Holdings, Ltd.                                  32,000     23,699       0.0%
#*   Tom Group, Ltd.                                          96,000     26,786       0.0%
#    Tradelink Electronic Commerce, Ltd.                      60,000     10,203       0.0%
     Tsui Wah Holdings, Ltd.                                 108,000     15,242       0.0%
     Union Medical Healthcare, Ltd.                           36,000     16,778       0.0%
#*   United Laboratories International Holdings, Ltd. (The)   92,000     99,807       0.1%
#    Value Partners Group, Ltd.                              158,000    149,453       0.1%
     Vitasoy International Holdings, Ltd.                    134,000    355,353       0.2%
###  VPower Group International Holdings, Ltd.                75,000     39,031       0.0%
     VTech Holdings, Ltd.                                     28,900    351,894       0.2%
     Wonderful Sky Financial Group Holdings, Ltd.             44,000      7,574       0.0%
     Yeebo International Holdings, Ltd.                       82,000     23,064       0.0%
                                                                     ----------       ---
TOTAL HONG KONG                                                       5,360,726       2.8%
                                                                     ----------       ---
IRELAND -- (0.4%)
     Datalex P.L.C.                                            6,850     21,770       0.0%
     Glanbia P.L.C.                                           29,000    489,818       0.3%
     Irish Continental Group P.L.C.                           24,780    167,872       0.1%
     Kingspan Group P.L.C.                                     1,729     78,270       0.0%
                                                                     ----------       ---
TOTAL IRELAND                                                           757,730       0.4%
                                                                     ----------       ---
ISRAEL -- (0.6%)
     Arad, Ltd.                                                1,080      9,868       0.0%
#*   Arko Holdings, Ltd.                                      26,915     16,001       0.0%
     Atreyu Capital Markets, Ltd.                                774      8,099       0.0%
*    AudioCodes, Ltd.                                          1,487     10,668       0.0%
     Avgol Industries 1953, Ltd.                              10,796     10,956       0.0%
*    Cellcom Israel, Ltd.                                      9,208     62,754       0.0%
     Danel Adir Yeoshua, Ltd.                                    491     23,105       0.0%
     Delek Automotive Systems, Ltd.                            7,090     50,848       0.0%
     Delta-Galil Industries, Ltd.                                425     12,158       0.0%
     Direct Insurance Financial Investments, Ltd.              2,512     30,594       0.0%
     Electra Consumer Products 1970, Ltd.                        992     14,272       0.0%
     Electra, Ltd.                                               310     77,729       0.1%
     FMS Enterprises Migun, Ltd.                                 713     21,419       0.0%
     Ham-Let Israel-Canada, Ltd.                               1,063     22,705       0.0%
     Hilan, Ltd.                                               2,508     54,807       0.0%
     IDI Insurance Co., Ltd.                                   1,141     68,686       0.1%
     Inrom Construction Industries, Ltd.                      11,160     46,941       0.0%
     Kerur Holdings, Ltd.                                      1,026     28,340       0.0%
     Klil Industries, Ltd.                                       118     10,639       0.0%
     Matrix IT, Ltd.                                           7,751     85,297       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                          SHARES  VALUE++   OF NET ASSETS**
                                                          ------ ---------- ---------------
ISRAEL -- (Continued)
    Maytronics, Ltd.                                       6,203 $   29,594       0.0%
    Naphtha Israel Petroleum Corp., Ltd.                   1,740     10,918       0.0%
*   Nova Measuring Instruments, Ltd.                       3,584     95,125       0.1%
*   Partner Communications Co., Ltd.                      17,178     70,752       0.1%
    Plasson Industries, Ltd.                                 216     10,039       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.   1,212     55,380       0.0%
    Scope Metals Group, Ltd.                               1,256     33,028       0.0%
    Shapir Engineering and Industry, Ltd.                 13,263     42,627       0.0%
    Shikun & Binui, Ltd.                                  29,357     49,754       0.0%
    Shufersal, Ltd.                                       11,838     67,768       0.1%
*   SodaStream International, Ltd.                           491     46,268       0.0%
    Strauss Group, Ltd.                                      855     17,590       0.0%
*   Suny Cellular Communication, Ltd.                     19,647     11,195       0.0%
    Tadiran Holdings, Ltd.                                   394     11,185       0.0%
                                                                 ----------       ---
TOTAL ISRAEL                                                      1,217,109       0.6%
                                                                 ----------       ---
ITALY -- (4.2%)
    ACEA SpA                                               1,780     31,228       0.0%
    Amplifon SpA                                          17,062    318,731       0.2%
##  Anima Holding SpA                                      4,524     32,459       0.0%
*   Arnoldo Mondadori Editore SpA                         14,683     28,719       0.0%
    Autogrill SpA                                         24,289    309,555       0.2%
#   Azimut Holding SpA                                    22,307    468,334       0.3%
    Banca Generali SpA                                    11,426    370,650       0.2%
#   BE                                                    22,330     24,984       0.0%
    Biesse SpA                                             2,633    138,687       0.1%
    Brembo SpA                                            29,404    433,196       0.2%
    Brunello Cucinelli SpA                                 5,795    192,481       0.1%
#*  Carraro SpA                                            9,648     36,260       0.0%
    Cerved Information Solutions SpA                      36,175    437,751       0.2%
    Datalogic SpA                                          2,319     73,897       0.0%
    De' Longhi SpA                                         9,240    276,228       0.2%
    DiaSorin SpA                                           4,281    403,380       0.2%
    Fila SpA                                               3,257     68,524       0.0%
    FinecoBank Banca Fineco SpA                           76,651    912,742       0.5%
    Gruppo MutuiOnline SpA                                 4,182     80,251       0.1%
    IMA Industria Macchine Automatiche SpA                 3,405    330,405       0.2%
    Interpump Group SpA                                   12,614    400,707       0.2%
#*  Juventus Football Club SpA                            65,190     49,459       0.0%
#   Maire Tecnimont SpA                                   25,952    131,901       0.1%
    MARR SpA                                               6,363    191,962       0.1%
#*  Mediaset SpA                                          76,874    305,029       0.2%
    Moncler SpA                                            8,902    401,230       0.2%
#*  Mondo TV SpA                                           2,941     15,784       0.0%
    Piaggio & C SpA                                       23,881     62,649       0.0%
    Prima Industrie SpA                                      700     34,632       0.0%
    Prysmian SpA                                          33,802    993,678       0.5%
##  RAI Way SpA                                           16,216     91,769       0.1%
    Reply SpA                                              3,593    227,083       0.1%
#*  Rizzoli Corriere Della Sera Mediagroup SpA            15,992     22,525       0.0%
    Sabaf SpA                                              1,264     29,176       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                         SHARES  VALUE++   OF NET ASSETS**
                                         ------ ---------- ---------------
ITALY -- (Continued)
    SAES Getters SpA                      1,062 $   28,683       0.0%
#   Salini Impregilo SpA                  9,806     28,057       0.0%
#   Salvatore Ferragamo SpA               9,134    269,893       0.2%
    Saras SpA                            69,254    165,280       0.1%
*   Sogefi SpA                            8,295     32,477       0.0%
#   SOL SpA                               2,373     32,525       0.0%
##  Technogym SpA                        18,980    230,251       0.1%
    Zignago Vetro SpA                     4,668     46,892       0.0%
                                                ----------       ---
TOTAL ITALY                                      8,760,104       4.6%
                                                ----------       ---
JAPAN -- (25.0%)
    Abist Co., Ltd.                         400     17,426       0.0%
    Ad-sol Nissin Corp.                   1,300     15,707       0.0%
    Adastria Co., Ltd.                    5,100     88,476       0.1%
#   Adtec Plasma Technology Co., Ltd.     1,200     20,379       0.0%
    Advance Create Co., Ltd.                800     14,964       0.0%
    Advanex, Inc.                           400      8,760       0.0%
#   Advantage Risk Management Co., Ltd.   1,800     22,417       0.0%
    Adventure, Inc.                         300     42,212       0.0%
    Aeon Delight Co., Ltd.                3,700    129,448       0.1%
    Aeon Fantasy Co., Ltd.                1,600     84,142       0.1%
    Aeon Hokkaido Corp.                   3,300     24,081       0.0%
#   Aeria, Inc.                           1,700     23,525       0.0%
    Ai Holdings Corp.                     6,800    181,471       0.1%
    Aica Kogyo Co., Ltd.                  2,000     75,199       0.1%
    Ain Holdings, Inc.                    4,900    326,354       0.2%
    AIT Corp.                             2,100     22,952       0.0%
    Ajis Co., Ltd.                        1,000     28,697       0.0%
#*  Akatsuki, Inc.                          700     30,068       0.0%
*   Akebono Brake Industry Co., Ltd.     18,300     47,009       0.0%
    Albis Co., Ltd.                       1,100     36,610       0.0%
    Alconix Corp.                         3,900     69,676       0.0%
#*  Allied Telesis Holdings KK           11,300     18,050       0.0%
    Altech Corp.                          2,800     66,360       0.0%
    Amano Corp.                          10,400    257,773       0.1%
    Amiyaki Tei Co., Ltd.                   800     39,290       0.0%
    Amuse, Inc.                           2,300     66,967       0.0%
    Anest Iwata Corp.                     6,500     69,176       0.0%
    Anicom Holdings, Inc.                 3,200    105,160       0.1%
    AOI Electronic Co., Ltd.                500     19,376       0.0%
    Aoyama Zaisan Networks Co., Ltd.      2,300     40,732       0.0%
#   Apaman Co., Ltd.                      3,000     35,840       0.0%
    Arata Corp.                           1,600     94,826       0.1%
    Arcland Service Holdings Co., Ltd.    2,800     59,739       0.0%
    Arealink Co., Ltd.                      600     19,801       0.0%
    Ariake Japan Co., Ltd.                2,700    231,601       0.1%
    ArtSpark Holdings, Inc.               1,500     13,333       0.0%
    Asahi Co., Ltd.                       1,700     20,882       0.0%
    ASKUL Corp.                           3,300    103,767       0.1%
#   Asrapport Dining Co., Ltd.            4,100     21,153       0.0%
#   Asukanet Co., Ltd.                    1,900     27,095       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                             SHARES VALUE++  OF NET ASSETS**
                                             ------ -------- ---------------
JAPAN -- (Continued)
    Ateam, Inc.                               2,300 $ 47,809       0.0%
    Atom Corp.                               16,900  152,577       0.1%
*   Atrae, Inc.                                 600   17,173       0.0%
    Avex, Inc.                                4,600   63,498       0.0%
    Axial Retailing, Inc.                     2,700  110,067       0.1%
    B-Lot Co., Ltd.                             400    7,348       0.0%
    Baroque Japan, Ltd.                       1,700   17,861       0.0%
    BayCurrent Consulting, Inc.               1,900   67,542       0.0%
    Beauty Garage, Inc.                         200    4,525       0.0%
    Beenos, Inc.                              1,300   19,526       0.0%
    Belc Co., Ltd.                            2,100  112,984       0.1%
    Bell System24 Holdings, Inc.              7,200  115,306       0.1%
    Belluna Co., Ltd.                         2,700   31,404       0.0%
    Benefit One, Inc.                         5,400  126,274       0.1%
#*  Bengo4.com, Inc.                          1,400   22,814       0.0%
    Bic Camera, Inc.                         14,800  242,541       0.1%
    BML, Inc.                                 4,000  101,238       0.1%
    Bourbon Corp.                             2,000   53,126       0.0%
#   BP Castrol K.K.                           1,200   18,991       0.0%
#   Br Holdings Corp.                         6,000   22,763       0.0%
#*  BrainPad, Inc.                            1,000   23,952       0.0%
    Broadleaf Co., Ltd.                      13,200   62,813       0.0%
#*  Broadmedia Corp.                         11,800    7,537       0.0%
    BRONCO BILLY Co., Ltd.                    1,400   54,849       0.0%
    Business Brain Showa-Ota, Inc.            1,100   25,462       0.0%
    Can Do Co., Ltd.                          2,200   36,532       0.0%
    Capcom Co., Ltd.                         13,000  248,500       0.1%
#   Career Co., Ltd.                            500   15,247       0.0%
    Career Design Center Co., Ltd.            1,000   18,013       0.0%
    CCS, Inc.                                   300   12,390       0.0%
    Central Automotive Products, Ltd.         2,600   40,324       0.0%
    Central Sports Co., Ltd.                  1,300   44,187       0.0%
    CHIMNEY Co., Ltd.                         1,500   39,773       0.0%
    Chubu Shiryo Co., Ltd.                    2,600   58,447       0.0%
    CK-San-Etsu Co., Ltd.                       500   25,488       0.0%
    CKD Corp.                                 9,900  207,581       0.1%
    Clarion Co., Ltd.                        26,000   72,794       0.1%
    CMIC Holdings Co., Ltd.                   2,100   48,157       0.0%
    Coco's Japan Co., Ltd.                    1,700   35,519       0.0%
    Cocokara fine, Inc.                       3,200  231,440       0.1%
    COLOPL, Inc.                              8,900   67,213       0.0%
#   Colowide Co., Ltd.                       10,800  274,726       0.2%
    Computer Engineering & Consulting, Ltd.   2,000   61,331       0.0%
    Comture Corp.                             1,900   62,558       0.0%
    CONEXIO Corp.                             3,900   86,538       0.1%
    Core Corp.                                  900   12,156       0.0%
    Cosmo Energy Holdings Co., Ltd.             300    9,883       0.0%
    Cota Co., Ltd.                            1,760   26,984       0.0%
    CRE, Inc.                                   800   13,179       0.0%
    Create Restaurants Holdings, Inc.         7,000   88,166       0.1%
    Create SD Holdings Co., Ltd.              4,500  130,403       0.1%
#   Creek & River Co., Ltd.                   2,400   25,807       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                            SHARES VALUE++  OF NET ASSETS**
                                            ------ -------- ---------------
JAPAN -- (Continued)
#   Cresco, Ltd.                             1,400 $ 47,990       0.0%
#   CTS Co., Ltd.                            4,000   27,978       0.0%
    Cube System, Inc.                        1,400   10,306       0.0%
#*  Cyberstep, Inc.                            900   19,883       0.0%
    Cybozu, Inc.                             5,000   25,054       0.0%
*   D.A. Consortium Holdings, Inc.           5,000  104,267       0.1%
    Dai Nippon Toryo Co., Ltd.               3,800   53,626       0.0%
    Dai-Ichi Cutter Kogyo K.K.               1,000   21,162       0.0%
    Daihen Corp.                            15,000  116,353       0.1%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.   3,000   36,161       0.0%
    Daiken Corp.                             2,400   60,229       0.0%
#   Daiken Medical Co., Ltd.                 3,200   21,924       0.0%
    Daiki Axis Co., Ltd.                     1,100   15,136       0.0%
#   Daiko Denshi Tsushin, Ltd.               1,200   11,007       0.0%
    Daikokutenbussan Co., Ltd.               1,000   51,710       0.0%
    Daikyonishikawa Corp.                    6,200  111,438       0.1%
#   Daio Paper Corp.                         9,000  126,172       0.1%
    Daiohs Corp.                             1,200   14,998       0.0%
    Daiseki Co., Ltd.                        5,700  177,475       0.1%
    Daito Pharmaceutical Co., Ltd.           2,000   68,788       0.0%
    Daitron Co., Ltd.                        1,900   36,167       0.0%
    Daiwabo Holdings Co., Ltd.               3,100  140,642       0.1%
    Daiyu Lic Holdings Co., Ltd.               900    8,246       0.0%
    DD Holdings Co., Ltd.                      500   12,462       0.0%
    Dear Life Co., Ltd.                      3,500   18,748       0.0%
    Densan System Co., Ltd.                    600   11,442       0.0%
    Designone Japan, Inc.                    1,700   21,506       0.0%
    Dexerials Corp.                          8,200   76,933       0.1%
#   Digital Arts, Inc.                       2,100   82,726       0.1%
    Digital Information Technologies Corp.   1,000   10,808       0.0%
#   Dip Corp.                                5,900  143,059       0.1%
    DKS Co., Ltd.                            8,000   50,636       0.0%
    DMG Mori Co., Ltd.                      19,000  355,008       0.2%
#   Double Standard, Inc.                      600   18,602       0.0%
    Dr Ci:Labo Co., Ltd.                     4,500  216,482       0.1%
*   Drecom Co., Ltd.                         1,600   19,562       0.0%
    DTS Corp.                                3,200  115,975       0.1%
    Dvx, Inc.                                1,700   20,580       0.0%
    E-Guardian, Inc.                         1,300   39,775       0.0%
    Eagle Industry Co., Ltd.                 3,600   64,924       0.0%
#   Earth Corp.                              2,100  110,319       0.1%
#   EAT&Co, Ltd.                               600   11,087       0.0%
#   EF-ON, Inc.                              1,600   22,001       0.0%
    eGuarantee, Inc.                         2,200   43,928       0.0%
    Eiken Chemical Co., Ltd.                 5,800  136,901       0.1%
    Elan Corp.                               1,200   20,800       0.0%
    Elecom Co., Ltd.                         3,500   78,454       0.1%
    EM Systems Co., Ltd.                     4,000   47,264       0.0%
    en-japan, Inc.                           1,600   74,797       0.1%
#*  Eneres Co., Ltd.                         6,400   30,966       0.0%
#*  Enigmo, Inc.                             1,500   18,405       0.0%
#   EPCO Co., Ltd.                             700    8,654       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          PERCENTAGE
                                        SHARES VALUE++  OF NET ASSETS**
                                        ------ -------- ---------------
JAPAN -- (Continued)
    EPS Holdings, Inc.                   5,300 $107,979       0.1%
    ES-Con Japan, Ltd.                   8,800   75,063       0.1%
#*  Escrow Agent Japan Co., Ltd.         3,500   13,712       0.0%
#   Evolable Asia Corp.                  1,300   23,577       0.0%
    F&M Co., Ltd.                        1,000   10,584       0.0%
    F@N Communications, Inc.             9,900   62,200       0.0%
    FCC Co., Ltd.                        4,300  121,630       0.1%
#*  FDK Corp.                           17,000   31,955       0.0%
    Feed One Co., Ltd.                  20,300   45,167       0.0%
    Ferrotec Holdings Corp.              6,500  144,615       0.1%
#*  FFRI, Inc.                             600   21,786       0.0%
    Financial Products Group Co., Ltd.  10,900  138,787       0.1%
#   FINDEX, Inc.                         2,300   16,727       0.0%
#   First Brothers Co., Ltd.               400    4,942       0.0%
    First-corp, Inc.                     1,200   13,425       0.0%
#   Fixstars Corp.                       4,000   50,800       0.0%
    Forval Corp.                         1,800   14,541       0.0%
#   Freebit Co., Ltd.                    2,100   20,548       0.0%
    Freund Corp.                         2,500   25,445       0.0%
    FTGroup Co., Ltd.                    1,500   13,216       0.0%
    Fudo Tetra Corp.                    31,400   53,573       0.0%
#   Fuji Corp.                           1,300   30,724       0.0%
#   Fuji Kyuko Co., Ltd.                 4,300  119,442       0.1%
    Fuji Oil Holdings, Inc.              7,100  227,604       0.1%
    Fuji Pharma Co., Ltd.                1,900   75,524       0.1%
    Fuji Seal International, Inc.        8,100  302,232       0.2%
    Fujibo Holdings, Inc.                1,800   69,480       0.0%
    Fujimori Kogyo Co., Ltd.             1,300   44,047       0.0%
    Fujio Food System Co., Ltd.          1,400   25,862       0.0%
    Fujita Kanko, Inc.                   1,600   48,469       0.0%
    Fujitsu General, Ltd.               11,600  188,867       0.1%
    Fujiya Co., Ltd.                       900   22,397       0.0%
    Fukuda Denshi Co., Ltd.              1,300   93,024       0.1%
#   Fukui Computer Holdings, Inc.        1,000   19,586       0.0%
    Fukushima Industries Corp.           2,200  102,015       0.1%
*   Full Speed, Inc.                     2,300   16,904       0.0%
    FULLCAST Holdings Co., Ltd.          5,400  116,726       0.1%
#   Fumakilla, Ltd.                      1,499   27,224       0.0%
    Funai Soken Holdings, Inc.           6,630  155,194       0.1%
    Furukawa Battery Co., Ltd. (The)     4,000   36,014       0.0%
    Furyu Corp.                          1,300   11,129       0.0%
    Fuso Chemical Co., Ltd.              3,600   91,238       0.1%
    Futaba Industrial Co., Ltd.         10,200   81,521       0.1%
    Future Corp.                         5,500   63,323       0.0%
    G-7 Holdings, Inc.                   1,200   26,619       0.0%
    Gakkyusha Co., Ltd.                  1,800   29,149       0.0%
    Genki Sushi Co., Ltd.                1,000   25,766       0.0%
*   Genky DrugStores Co., Ltd.           1,200   46,904       0.0%
    Geo Holdings Corp.                   4,800   78,438       0.1%
    Geostr Corp.                         1,800   11,422       0.0%
    Giken, Ltd.                          2,300   53,390       0.0%
#   Global, Ltd. (The)                   2,200   18,507       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        PERCENTAGE
                                      SHARES VALUE++  OF NET ASSETS**
                                      ------ -------- ---------------
JAPAN -- (Continued)
#   GLOBERIDE, Inc.                    2,100 $ 56,645       0.0%
    Glory, Ltd.                        5,100  175,370       0.1%
    GMO Cloud K.K.                       700   15,457       0.0%
    GMO Financial Holdings, Inc.       2,900   21,961       0.0%
#   GMO internet, Inc.                12,200  223,555       0.1%
    Gokurakuyu Holdings Co., Ltd.      3,100   18,946       0.0%
    Goldwin, Inc.                      2,200  138,772       0.1%
    Golf Digest Online, Inc.           2,100   22,774       0.0%
    GS Yuasa Corp.                    61,000  328,361       0.2%
*   Gunosy, Inc.                       2,200   32,543       0.0%
    Gurunavi, Inc.                     4,700   64,150       0.0%
    HABA Laboratories, Inc.              300   22,740       0.0%
    Hagihara Industries, Inc.          1,600   27,828       0.0%
    Hakudo Co., Ltd.                   1,700   34,195       0.0%
    Halows Co., Ltd.                   1,300   32,344       0.0%
    Hamakyorex Co., Ltd.               1,200   41,828       0.0%
#   Hamee Corp.                        1,100   16,674       0.0%
    Handsman Co., Ltd.                   700    8,647       0.0%
    Haneda Zenith Holdings Co., Ltd.   5,300   19,202       0.0%
    Harada Industry Co., Ltd.          2,000   19,646       0.0%
    Hazama Ando Corp.                 25,500  204,890       0.1%
#   Hearts United Group Co., Ltd.      1,800   28,499       0.0%
#   Helios Techno Holdings Co., Ltd.   2,400   20,063       0.0%
#   Hibino Corp.                       1,000   14,818       0.0%
    Hiday Hidaka Corp.                 4,377  113,904       0.1%
    Hinokiya Group Co., Ltd.           1,400   49,441       0.0%
#   Hiramatsu, Inc.                    6,500   30,370       0.0%
#   Hirano Tecseed Co., Ltd.           2,000   42,247       0.0%
#   Hirata Corp.                       1,600  151,064       0.1%
    HIS Co., Ltd.                      7,000  255,457       0.1%
#   Hito Communications, Inc.          1,300   24,559       0.0%
    Hochiki Corp.                      3,000   60,296       0.0%
    Hokuetsu Industries Co., Ltd.      4,000   43,305       0.0%
    Hokuto Corp.                       2,600   45,906       0.0%
    Honda Tsushin Kogyo Co., Ltd.      3,000   30,326       0.0%
    Hoosiers Holdings                  2,700   19,851       0.0%
    Hosokawa Micron Corp.              1,300   86,339       0.1%
    Hotland Co., Ltd.                  1,300   16,448       0.0%
#   House Do Co., Ltd.                   200    7,305       0.0%
#   I K K, Inc.                        2,000   14,369       0.0%
#   I'rom Group Co., Ltd.              1,400   33,312       0.0%
    I-Net Corp.                        1,540   23,572       0.0%
#   I.K Co., Ltd.                        800   12,346       0.0%
    IBJ, Inc.                          2,900   26,055       0.0%
    Ichibanya Co., Ltd.                2,064   85,938       0.1%
    Ichigo, Inc.                      26,400  117,562       0.1%
#   Ichiken Co., Ltd.                    599   13,363       0.0%
#   Ichikoh Industries, Ltd.           7,000   75,936       0.1%
    Ichinen Holdings Co., Ltd.         1,400   18,829       0.0%
    Ichiyoshi Securities Co., Ltd.     5,000   61,187       0.0%
    Idec Corp.                         4,900  112,453       0.1%
    IDOM, Inc.                        12,200   88,148       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                     SHARES VALUE++  OF NET ASSETS**
                                                     ------ -------- ---------------
JAPAN -- (Continued)
    Ihara Science Corp.                               1,100 $ 28,930       0.0%
    Imagica Robot Holdings, Inc.                      3,200   35,331       0.0%
#   Imuraya Group Co., Ltd.                           1,400   42,360       0.0%
    Infocom Corp.                                     2,500   57,580       0.0%
    Infomart Corp.                                   17,900  162,857       0.1%
    Information Development Co.                       1,100   14,334       0.0%
    Information Services International-Dentsu, Ltd.     700   18,084       0.0%
#   Insource Co., Ltd.                                  600   12,153       0.0%
    Intage Holdings, Inc.                             6,000   65,701       0.0%
    Inter Action Corp.                                2,500   27,613       0.0%
    Internet Initiative Japan, Inc.                   4,900   92,538       0.1%
    IR Japan Holdings, Ltd.                             500   11,272       0.0%
    Iriso Electronics Co., Ltd.                       3,600  228,040       0.1%
#*  Ishii Hyoki Co., Ltd.                               800    8,013       0.0%
    Isolite Insulating Products Co., Ltd.             1,000    8,129       0.0%
    Istyle, Inc.                                      7,300   97,186       0.1%
*   ITbook Co., Ltd.                                  2,300   11,531       0.0%
    Itochu Enex Co., Ltd.                             6,800   66,696       0.0%
*   Itokuro, Inc.                                       800   43,368       0.0%
    Ivy Cosmetics Corp.                                 300    8,429       0.0%
    Iwatani Corp.                                     6,100  225,194       0.1%
#   JAC Recruitment Co., Ltd.                         3,100   62,925       0.0%
#   Jalux, Inc.                                       1,300   37,340       0.0%
#   Jamco Corp.                                       1,600   36,816       0.0%
    Japan Aviation Electronics Industry, Ltd.         7,000  119,236       0.1%
#   Japan Best Rescue System Co., Ltd.                2,700   19,821       0.0%
#   Japan Investment Adviser Co., Ltd.                2,000   74,398       0.1%
    Japan Lifeline Co., Ltd.                          8,400  246,083       0.1%
    Japan Material Co., Ltd.                         10,200  134,864       0.1%
    Japan Meat Co., Ltd.                              1,300   23,249       0.0%
#   Japan Medical Dynamic Marketing, Inc.             4,300   39,853       0.0%
    Japan Property Management Center Co., Ltd.        2,000   29,316       0.0%
    Japan Steel Works, Ltd. (The)                    10,700  350,480       0.2%
    JCR Pharmaceuticals Co., Ltd.                     2,800  146,540       0.1%
    JCU Corp.                                         3,800   85,920       0.1%
    Jeol, Ltd.                                       14,000  119,979       0.1%
#*  JIG-SAW, Inc.                                       600   20,308       0.0%
#   JINS, Inc.                                        2,700  146,220       0.1%
    Joshin Denki Co., Ltd.                            2,600  107,523       0.1%
#   JP-Holdings, Inc.                                12,900   38,877       0.0%
    JSP Corp.                                         2,000   64,734       0.0%
    Juki Corp.                                        5,199   75,343       0.1%
    Justsystems Corp.                                 6,300  148,916       0.1%
    kabu.com Securities Co., Ltd.                    25,100   91,198       0.1%
    Kadoya Sesame Mills, Inc.                           600   34,633       0.0%
    Kakiyasu Honten Co., Ltd.                         1,900   51,707       0.0%
#   Kamakura Shinsho, Ltd.                            1,000   34,476       0.0%
#   Kameda Seika Co., Ltd.                            2,300  113,173       0.1%
    Kanamic Network Co., Ltd.                           600   10,254       0.0%
    Kanamoto Co., Ltd.                                4,400  150,349       0.1%
    Kanematsu Electronics, Ltd.                       2,200   69,753       0.0%
    Kanto Denka Kogyo Co., Ltd.                       8,200   76,024       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                       SHARES VALUE++  OF NET ASSETS**
                                                       ------ -------- ---------------
JAPAN -- (Continued)
    Kappa Create Co., Ltd.                              5,200 $ 64,155       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.   1,000   32,541       0.0%
    KeePer Technical Laboratory Co., Ltd.               1,500   19,218       0.0%
    Kenko Mayonnaise Co., Ltd.                          2,300   80,582       0.1%
    KFC Holdings Japan, Ltd.                            1,900   34,809       0.0%
    KH Neochem Co., Ltd.                                4,500  136,084       0.1%
*   KI Holdings Co., Ltd.                               3,000   14,176       0.0%
    Ki-Star Real Estate Co., Ltd.                       1,600   42,530       0.0%
*   Kintetsu Department Store Co., Ltd.                 2,000   71,196       0.1%
    Kintetsu World Express, Inc.                        5,700  106,045       0.1%
    Kirindo Holdings Co., Ltd.                            800   21,674       0.0%
    Kitanotatsujin Corp.                                9,000   68,467       0.0%
    Kito Corp.                                          3,000   57,716       0.0%
    Kitz Corp.                                         13,000  108,688       0.1%
    KLab, Inc.                                          5,700   96,899       0.1%
*   KNT-CT Holdings Co., Ltd.                           2,300   37,160       0.0%
    Kobe Bussan Co., Ltd.                               1,600   77,518       0.1%
#   Kobelco Eco-Solutions Co., Ltd.                       600   10,528       0.0%
    KOMEDA Holdings Co., Ltd.                           7,800  157,415       0.1%
    Komeri Co., Ltd.                                    2,300   61,386       0.0%
    Kondotec, Inc.                                      1,100    9,301       0.0%
    Konishi Co., Ltd.                                   4,300   70,107       0.0%
#   Konoshima Chemical Co., Ltd.                          700    6,875       0.0%
    Koshidaka Holdings Co., Ltd.                        1,900  114,940       0.1%
    Kotobuki Spirits Co., Ltd.                          3,900  184,923       0.1%
    Kourakuen Holdings Corp.                            1,800   30,484       0.0%
    Kozo Keikaku Engineering, Inc.                        500   11,636       0.0%
    KRS Corp.                                             500   12,745       0.0%
    Kumagai Gumi Co., Ltd.                              5,200  176,948       0.1%
#   Kura Corp.                                          1,900  136,533       0.1%
    Kushikatsu Tanaka Co.                                 300    9,108       0.0%
    Kusuri no Aoki Holdings Co., Ltd.                   2,500  171,476       0.1%
#   Kyoden Co., Ltd.                                    5,000   20,144       0.0%
    Kyokuyo Co., Ltd.                                   1,800   61,903       0.0%
    Kyoritsu Maintenance Co., Ltd.                      5,320  250,558       0.1%
    LAC Co., Ltd.                                       2,200   25,907       0.0%
    Lacto Japan Co., Ltd.                                 300   14,033       0.0%
*   LAND Co., Ltd.                                     24,100    3,238       0.0%
    Lasertec Corp.                                      6,900  227,971       0.1%
    LEC, Inc.                                           1,700   59,706       0.0%
    Leopalace21 Corp.                                  39,200  339,979       0.2%
    Life Corp.                                          2,800   69,974       0.0%
    LIFULL Co., Ltd.                                    9,300   75,546       0.1%
#   Like Co., Ltd.                                      1,800   32,127       0.0%
    Linical Co., Ltd.                                   2,500   40,884       0.0%
#   Link And Motivation, Inc.                          13,100  132,804       0.1%
#*  Litalico, Inc.                                        800   12,077       0.0%
    Luckland Co., Ltd.                                    700   16,609       0.0%
#*  M&A Capital Partners Co., Ltd.                      1,300   93,790       0.1%
#   m-up, Inc.                                          1,400   19,182       0.0%
    Maeda Kosen Co., Ltd.                               3,300   50,112       0.0%
    Mamezou Holdings Co., Ltd.                          2,600   30,594       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           PERCENTAGE
                                         SHARES VALUE++  OF NET ASSETS**
                                         ------ -------- ---------------
JAPAN -- (Continued)
    Mani, Inc.                            4,000 $162,297       0.1%
    MarkLines Co., Ltd.                   1,700   23,739       0.0%
    Maruha Nichiro Corp.                  7,200  242,354       0.1%
#   Marumae Co., Ltd.                       600    9,296       0.0%
    Maruwa Co., Ltd.                      1,700  140,115       0.1%
#   Maruwa Unyu Kikan Co., Ltd.           2,200   64,048       0.0%
    Maruzen Co., Ltd.                     1,000   23,580       0.0%
#   Marvelous, Inc.                       6,100   52,185       0.0%
    Matching Service Japan Co., Ltd.        200   12,051       0.0%
    Matsui Securities Co., Ltd.          20,200  196,943       0.1%
    Matsuya Foods Co., Ltd.               1,200   41,936       0.0%
    MCJ Co., Ltd.                         5,900   78,293       0.1%
#   MEC Co., Ltd.                         2,800   46,625       0.0%
#   Media Do Holdings Co., Ltd.             900   15,887       0.0%
#*  Medical Data Vision Co., Ltd.         3,200   46,260       0.0%
    Medical System Network Co., Ltd.      5,500   29,019       0.0%
    Medius Holdings Co., Ltd.             1,800   16,747       0.0%
#*  Megachips Corp.                       3,400  109,054       0.1%
    Megmilk Snow Brand Co., Ltd.          6,800  204,717       0.1%
    Meidensha Corp.                      29,000  114,121       0.1%
    Meiji Shipping Co., Ltd.              5,700   22,337       0.0%
    Meiko Electronics Co., Ltd.           4,200   70,908       0.1%
    Meiko Network Japan Co., Ltd.         3,900   44,209       0.0%
    Meitec Corp.                          4,400  241,263       0.1%
    Menicon Co., Ltd.                     4,200  109,619       0.1%
    Mercuria Investment Co., Ltd.         1,700   16,747       0.0%
#   Mesco, Inc.                           1,000   12,185       0.0%
    Micronics Japan Co., Ltd.             2,200   24,500       0.0%
    Mie Kotsu Group Holdings, Inc.        6,300   29,947       0.0%
    Milbon Co., Ltd.                      3,960  172,049       0.1%
    Mimaki Engineering Co., Ltd.          2,700   21,191       0.0%
    Miraca Holdings, Inc.                 6,500  253,044       0.1%
    Miroku Jyoho Service Co., Ltd.        3,700  105,334       0.1%
#   Mitani Corp.                            400   18,986       0.0%
    Mitsubishi Logisnext Co., Ltd.        4,700   40,502       0.0%
#   Mitsubishi Research Institute, Inc.   1,100   38,587       0.0%
    Mizuho Medy Co., Ltd.                   500   27,968       0.0%
    Monogatari Corp. (The)                  800   86,780       0.1%
    MORESCO Corp.                           700   12,442       0.0%
#   Mori-Gumi Co., Ltd.                   3,400   18,698       0.0%
    Morinaga Milk Industry Co., Ltd.      5,800  254,752       0.1%
    Morita Holdings Corp.                 5,400  105,902       0.1%
    Morozoff, Ltd.                          300   18,189       0.0%
    MrMax Holdings, Ltd.                  2,500   16,973       0.0%
    MTI, Ltd.                             7,300   43,632       0.0%
    Mugen Estate Co., Ltd.                2,600   33,010       0.0%
    Musashi Seimitsu Industry Co., Ltd.   3,800  133,134       0.1%
#*  Mynet, Inc.                             800    9,260       0.0%
#   N Field Co., Ltd.                     2,600   48,917       0.0%
    Nachi-Fujikoshi Corp.                30,000  155,550       0.1%
    Nagatanien Holdings Co., Ltd.         4,000   53,387       0.0%
    Nagawa Co., Ltd.                      1,100   46,954       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                SHARES VALUE++  OF NET ASSETS**
                                                ------ -------- ---------------
JAPAN -- (Continued)
    Naigai Trans Line, Ltd.                      1,400 $ 23,419       0.0%
    Nakamoto Packs Co., Ltd.                       400    6,870       0.0%
#*  Nakamura Choukou Co., Ltd.                     200    9,811       0.0%
    ND Software Co., Ltd.                        1,000    9,385       0.0%
    NET One Systems Co., Ltd.                   16,100  259,124       0.1%
#*  New Japan Radio Co., Ltd.                    4,000   34,206       0.0%
    Newton Financial Consulting, Inc.              900   19,905       0.0%
#   Nextage Co., Ltd.                            5,000   51,152       0.0%
    Nexyz Group Corp.                            1,200   18,795       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.           5,700   91,199       0.1%
    Nichias Corp.                               19,000  240,662       0.1%
    Nichiban Co., Ltd.                           2,000   63,911       0.0%
    Nichiha Corp.                                4,600  182,381       0.1%
    NichiiGakkan Co., Ltd.                       6,700   69,204       0.0%
    Nichirin Co., Ltd.                           1,900   46,344       0.0%
    Nihon Chouzai Co., Ltd.                      1,200   37,384       0.0%
    Nihon Flush Co., Ltd.                        1,100   27,146       0.0%
#   Nihon House Holdings Co., Ltd.               7,400   38,873       0.0%
    Nihon Parkerizing Co., Ltd.                 16,100  254,898       0.1%
    Nihon Unisys, Ltd.                          13,000  269,815       0.2%
    Nippon Air Conditioning Services Co., Ltd.   3,200   22,670       0.0%
    Nippon Aqua Co., Ltd.                        2,200    8,848       0.0%
    Nippon Chemiphar Co., Ltd.                     500   21,124       0.0%
#   Nippon Commercial Development Co., Ltd.      2,300   37,627       0.0%
#   Nippon Computer Dynamics Co., Ltd.           1,500   17,736       0.0%
    Nippon Concept Corp.                         1,100   14,836       0.0%
    Nippon Gas Co., Ltd.                         6,800  333,864       0.2%
#   Nippon Kodoshi Corp.                         1,300   36,416       0.0%
    Nippon Parking Development Co., Ltd.        35,900   60,215       0.0%
*   Nippon Sharyo, Ltd.                         13,000   34,983       0.0%
    Nippon Suisan Kaisha, Ltd.                  42,200  228,706       0.1%
    Nippon Systemware Co., Ltd.                  1,600   35,775       0.0%
    Nippon Valqua Industries, Ltd.               2,300   63,365       0.0%
    Nipro Corp.                                 16,300  234,605       0.1%
    Nishio Rent All Co., Ltd.                    2,700   80,163       0.1%
    Nissei ASB Machine Co., Ltd.                 1,600   98,981       0.1%
    Nissei Build Kogyo Co., Ltd.                 5,000   62,262       0.0%
    Nissin Electric Co., Ltd.                    6,900   69,180       0.0%
    Nitto Boseki Co., Ltd.                       4,400   95,033       0.1%
    Nittoku Engineering Co., Ltd.                2,900  100,173       0.1%
#   nms Holdings Co.                             2,400   18,157       0.0%
    Noevir Holdings Co., Ltd.                    2,400  172,588       0.1%
    NOF Corp.                                    9,800  292,415       0.2%
    Nohmi Bosai, Ltd.                            1,700   36,563       0.0%
    Nojima Corp.                                 5,000  123,441       0.1%
    Nomura Co., Ltd.                             7,300  146,657       0.1%
    NS Solutions Corp.                           4,600  133,177       0.1%
    NS Tool Co., Ltd.                            1,100   29,960       0.0%
    NSD Co., Ltd.                                6,400  133,435       0.1%
    Nuflare Technology, Inc.                       700   46,225       0.0%
#   OAK Capital Corp.                            8,400   19,468       0.0%
    Oat Agrio Co., Ltd.                            400   14,867       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             PERCENTAGE
                                           SHARES VALUE++  OF NET ASSETS**
                                           ------ -------- ---------------
JAPAN -- (Continued)
    Obara Group, Inc.                       2,200 $129,991       0.1%
    Ochi Holdings Co., Ltd.                 1,100   14,836       0.0%
    Oenon Holdings, Inc.                    8,700   36,977       0.0%
    Ohashi Technica, Inc.                     200    3,315       0.0%
    Ohsho Food Service Corp.                2,100  105,392       0.1%
    Okada Aiyon Corp.                         700    9,966       0.0%
    Okamoto Industries, Inc.                8,000   80,048       0.1%
    Okamoto Machine Tool Works, Ltd.          900   29,677       0.0%
    Okinawa Cellular Telephone Co.          1,900   70,723       0.0%
    Ootoya Holdings Co., Ltd.                 800   16,138       0.0%
#*  Open Door, Inc.                         1,200   22,138       0.0%
#   OPT Holding, Inc.                       1,300   19,373       0.0%
    Optex Group Co., Ltd.                   5,000  150,183       0.1%
#*  Optim Corp.                               800   18,841       0.0%
#   OSAKA Titanium Technologies Co., Ltd.   3,600   66,739       0.0%
    OSG Corp.                              13,600  301,026       0.2%
    OSJB Holdings Corp.                    23,600   69,153       0.0%
    Outsourcing, Inc.                      13,500  226,333       0.1%
    Pack Corp. (The)                        2,000   75,736       0.1%
    PAL GROUP Holdings Co., Ltd.            1,700   46,570       0.0%
#   PAPYLESS Co., Ltd.                        400    7,299       0.0%
    Paraca, Inc.                              700   15,607       0.0%
    Paramount Bed Holdings Co., Ltd.        2,700  134,339       0.1%
#   Pasona Group, Inc.                      3,300   54,788       0.0%
    Penta-Ocean Construction Co., Ltd.     46,100  363,306       0.2%
#   Pepper Food Service Co., Ltd.           2,500  143,925       0.1%
#*  Phil Co., Inc.                            400   22,176       0.0%
    PIA Corp.                                 900   54,450       0.0%
    Pilot Corp.                             6,600  360,310       0.2%
    Piolax, Inc.                            4,800  134,458       0.1%
#   Plenus Co., Ltd.                        2,800   48,261       0.0%
    Poletowin Pitcrew Holdings, Inc.        4,300   73,628       0.1%
    Pressance Corp.                         6,400   97,782       0.1%
    Prestige International, Inc.           10,500  120,619       0.1%
    Prima Meat Packers, Ltd.               24,000  146,427       0.1%
    Pro-Ship, Inc.                            600   15,250       0.0%
    Proto Corp.                             2,300   33,015       0.0%
    PS Mitsubishi Construction Co., Ltd.    4,100   27,026       0.0%
    Punch Industry Co., Ltd.                3,100   33,414       0.0%
    Qol Co., Ltd.                           3,100   63,543       0.0%
    Quick Co., Ltd.                         2,000   32,822       0.0%
#   Raccoon Co., Ltd.                       3,500   20,517       0.0%
    Raito Kogyo Co., Ltd.                   5,300   57,591       0.0%
    Rakus Co., Ltd.                         2,000   28,346       0.0%
    Rasa Industries, Ltd.                   1,000   20,455       0.0%
    Raysum Co., Ltd.                        2,700   35,192       0.0%
#   RECOMM Co., Ltd.                       11,900   28,282       0.0%
    Renaissance, Inc.                       1,900   33,099       0.0%
#   Resol Holdings Co., Ltd.                  500   19,916       0.0%
    Resorttrust, Inc.                      13,800  285,753       0.2%
    Rheon Automatic Machinery Co., Ltd.     3,100   57,055       0.0%
#   Ride On Express Holdings Co., Ltd.      1,500   14,321       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                   PERCENTAGE
                                                 SHARES VALUE++  OF NET ASSETS**
                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Riken Vitamin Co., Ltd.                         300 $ 11,291       0.0%
    Ringer Hut Co., Ltd.                          3,800   92,333       0.1%
    Riso Kyoiku Co., Ltd.                         9,600   73,905       0.1%
#   Rock Field Co., Ltd.                          3,300   63,052       0.0%
    Rokko Butter Co., Ltd.                        2,400   57,228       0.0%
    Roland DG Corp.                               2,000   46,441       0.0%
#   Rorze Corp.                                   2,100   47,194       0.0%
    Round One Corp.                              12,200  176,457       0.1%
    Royal Holdings Co., Ltd.                      4,500  122,317       0.1%
    RS Technologies Co., Ltd.                       600   37,663       0.0%
    S Foods, Inc.                                 2,300   96,636       0.1%
#   S&B Foods, Inc.                                 400   39,412       0.0%
    Sac's Bar Holdings, Inc.                      2,600   27,812       0.0%
    Sagami Rubber Industries Co., Ltd.            2,000   32,725       0.0%
    Saison Information Systems Co., Ltd.          1,200   19,398       0.0%
    Saizeriya Co., Ltd.                           5,600  129,362       0.1%
    Sakai Moving Service Co., Ltd.                1,900  102,677       0.1%
    Sakata INX Corp.                              6,800  103,907       0.1%
#   Sakura Internet, Inc.                         3,800   27,241       0.0%
    SAMTY Co., Ltd.                               2,500   46,202       0.0%
    San-A Co., Ltd.                               3,000  159,978       0.1%
    Sanei Architecture Planning Co., Ltd.         1,600   26,948       0.0%
*   Sanix, Inc.                                   9,100   22,494       0.0%
    Sanken Electric Co., Ltd.                    20,000  128,001       0.1%
    Sanyo Trading Co., Ltd.                       1,700   33,394       0.0%
    Sapporo Holdings, Ltd.                       10,000  286,124       0.2%
    Sato Holdings Corp.                           4,300  120,638       0.1%
    Sawai Pharmaceutical Co., Ltd.                6,400  276,580       0.2%
    SBS Holdings, Inc.                            3,500   43,566       0.0%
    Scala, Inc.                                   1,800   13,372       0.0%
#   Seed Co., Ltd.                                1,000   67,044       0.0%
    Seiren Co., Ltd.                              8,200  158,089       0.1%
    Senko Group Holdings Co., Ltd.               12,800   98,365       0.1%
#   SFP Holdings Co., Ltd.                        1,900   35,004       0.0%
    Shibaura Electronics Co., Ltd.                1,400   66,718       0.0%
    Shibaura Mechatronics Corp.                   6,000   23,956       0.0%
    Shibuya Corp.                                 2,700   92,066       0.1%
    Shidax Corp.                                  2,700   12,048       0.0%
*   SHIFT, Inc.                                   1,200   55,435       0.0%
    Shindengen Electric Manufacturing Co., Ltd.   1,100   69,011       0.0%
    Shinnihon Corp.                               4,300   47,700       0.0%
    Shinoken Group Co., Ltd.                      2,300   69,930       0.0%
    Shinwa Co., Ltd.                              1,400   32,811       0.0%
    Ship Healthcare Holdings, Inc.                7,200  250,006       0.1%
#   Shoei Co., Ltd.                               2,000   74,155       0.1%
    Shoei Foods Corp.                             2,400   94,682       0.1%
*   Shoko Co., Ltd.                               2,000    2,038       0.0%
    Showa Corp.                                   1,400   21,043       0.0%
    Showa Sangyo Co., Ltd.                        3,000   79,395       0.1%
    Showa Shinku Co., Ltd.                          500   10,264       0.0%
    SIGMAXYZ, Inc.                                2,800   48,263       0.0%
#   Siix Corp.                                    5,600  112,534       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                               SHARES VALUE++  OF NET ASSETS**
                                               ------ -------- ---------------
JAPAN -- (Continued)
#   Sinfonia Technology Co., Ltd.              22,000 $ 77,646       0.1%
    Sinko Industries, Ltd.                      3,000   48,620       0.0%
    SK-Electronics Co., Ltd.                    1,200   26,127       0.0%
    SMS Co., Ltd.                               5,800  219,594       0.1%
    Sodick Co., Ltd.                            7,300   89,848       0.1%
    Softbank Technology Corp.                   3,200   50,204       0.0%
#   Softbrain Co., Ltd.                         5,500   22,151       0.0%
    Softcreate Holdings Corp.                   1,100   17,241       0.0%
    Software Service, Inc.                        500   34,974       0.0%
    Sogo Medical Co., Ltd.                      3,400   79,351       0.1%
    Solasto Corp.                               3,000   79,400       0.1%
    Soliton Systems K.K.                        1,900   25,588       0.0%
    Solxyz Co., Ltd.                            1,900   20,348       0.0%
#   Sourcenext Corp.                            3,800   26,919       0.0%
#   Sparx Group Co., Ltd.                      16,500   44,596       0.0%
    SRA Holdings                                1,600   46,124       0.0%
    Srg Takamiya Co., Ltd.                      3,600   22,206       0.0%
    St Marc Holdings Co., Ltd.                  2,400   67,952       0.0%
    St-Care Holding Corp.                       1,100    7,834       0.0%
    Starts Corp., Inc.                          4,900  135,285       0.1%
    Starzen Co., Ltd.                           1,200   60,404       0.0%
#   Stella Chemifa Corp.                        2,300   76,584       0.1%
    Step Co., Ltd.                              1,500   23,621       0.0%
#   Strike Co., Ltd.                              300   18,578       0.0%
    Studio Alice Co., Ltd.                      2,200   49,365       0.0%
    Sumida Corp.                                3,800   52,126       0.0%
    Sumitomo Mitsui Construction Co., Ltd.     27,180  166,493       0.1%
    Sumitomo Osaka Cement Co., Ltd.            42,000  192,277       0.1%
    Sumitomo Seika Chemicals Co., Ltd.          1,100   52,658       0.0%
    Sun Frontier Fudousan Co., Ltd.             4,300   51,882       0.0%
*   Synchro Food Co., Ltd.                      1,800   18,055       0.0%
    Systena Corp.                               3,300  125,188       0.1%
    Syuppin Co., Ltd.                           2,800   31,465       0.0%
    T-Gaia Corp.                                4,800  134,134       0.1%
    Taisei Lamick Co., Ltd.                       100    2,889       0.0%
    Taiyo Holdings Co., Ltd.                    2,700  114,736       0.1%
    Taiyo Yuden Co., Ltd.                      17,000  301,486       0.2%
    Takara Leben Co., Ltd.                     16,500   69,906       0.0%
    Takeuchi Manufacturing Co., Ltd.            6,000  137,035       0.1%
    Takuma Co., Ltd.                           13,000  142,438       0.1%
    Tama Home Co., Ltd.                         2,700   27,814       0.0%
    Tamura Corp.                               10,700   81,277       0.1%
    Tateru, Inc.                                4,500   76,041       0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.   5,600   34,575       0.0%
    Tayca Corp.                                 2,500   65,788       0.0%
    Tazmo Co., Ltd.                             1,100   15,572       0.0%
    TDC Soft, Inc.                              1,300   15,467       0.0%
    Tear Corp.                                  1,700   16,719       0.0%
    TechMatrix Corp.                            2,600   39,805       0.0%
    Techno Horizon Holdings Co., Ltd.           2,500   19,670       0.0%
    Techno Smart Corp.                          1,100   11,875       0.0%
    TechnoPro Holdings, Inc.                    6,200  360,730       0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                      SHARES VALUE++  OF NET ASSETS**
                                                      ------ -------- ---------------
JAPAN -- (Continued)
    Tecnos Japan, Inc.                                 3,400 $ 29,849       0.0%
#   Tenpos Holdings Co., Ltd.                            800   17,821       0.0%
    TKC Corp.                                          2,600  103,829       0.1%
    Tobishima Corp.                                   29,600   47,465       0.0%
    Tocalo Co., Ltd.                                   9,200  114,160       0.1%
#   Toei Animation Co., Ltd.                           2,400   68,719       0.0%
    Toho Co., Ltd.                                       900   21,516       0.0%
    Toho Titanium Co., Ltd.                            6,800   84,110       0.1%
    Toho Zinc Co., Ltd.                                2,100   96,621       0.1%
    Tokai Corp.                                        2,800   63,063       0.0%
    TOKAI Holdings Corp.                              16,300  165,117       0.1%
#   Token Corp.                                        1,340  127,609       0.1%
    Tokuyama Corp.                                    10,700  318,703       0.2%
#*  Tokyo Base Co., Ltd.                               3,600   36,302       0.0%
    Tokyo Individualized Educational Institute, Inc.   3,400   37,308       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                 2,700   58,026       0.0%
    Tokyo Seimitsu Co., Ltd.                           6,100  231,687       0.1%
    Tokyu Construction Co., Ltd.                      13,800  147,380       0.1%
    Tomy Co., Ltd.                                    15,400  150,774       0.1%
    Topcon Corp.                                      17,400  345,354       0.2%
    Topre Corp.                                        4,400  138,092       0.1%
#   Torex Semiconductor, Ltd.                            700    9,230       0.0%
    Toridoll Holdings Corp.                            4,100  137,278       0.1%
#   Torikizoku Co., Ltd.                               1,400   36,418       0.0%
    Tosei Corp.                                        5,500   67,419       0.0%
    Toshiba TEC Corp.                                 25,000  143,079       0.1%
    Tosho Co., Ltd.                                    2,600   95,589       0.1%
#   Totech Corp.                                         800   19,196       0.0%
    Totetsu Kogyo Co., Ltd.                            3,900  116,490       0.1%
    Totoku Electric Co., Ltd.                            700   19,952       0.0%
    Tow Co., Ltd.                                      3,700   32,039       0.0%
    Towa Corp.                                         4,000   49,131       0.0%
    Towa Pharmaceutical Co., Ltd.                      1,500   95,444       0.1%
    Toyo Construction Co., Ltd.                        7,600   36,346       0.0%
#   Toyo Gosei Co., Ltd.                                 400    5,159       0.0%
    Toyo Tire & Rubber Co., Ltd.                      14,600  248,524       0.1%
    Toyobo Co., Ltd.                                   8,000  155,836       0.1%
    TPR Co., Ltd.                                      3,200   96,942       0.1%
    Trancom Co., Ltd.                                  1,400  106,005       0.1%
#   Transaction Co., Ltd.                              1,800   16,407       0.0%
    Tri Chemical Laboratories, Inc.                      900   36,312       0.0%
    Trust Tech, Inc.                                   1,400   44,636       0.0%
    TS Tech Co., Ltd.                                  4,700  190,160       0.1%
    Tsubaki Nakashima Co., Ltd.                        3,600   84,771       0.1%
    Tsubakimoto Chain Co.                             12,000  103,984       0.1%
    Tsugami Corp.                                      5,000   60,189       0.0%
    Tsukui Corp.                                      10,300   81,303       0.1%
    Ukai Co., Ltd.                                       300   12,259       0.0%
#   UMC Electronics Co., Ltd.                            800   21,538       0.0%
    Umenohana Co., Ltd.                                  500   13,246       0.0%
    United Arrows, Ltd.                                4,400  161,606       0.1%
#   UNITED, Inc.                                       2,400  101,371       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                           SHARES   VALUE++   OF NET ASSETS**
                                           ------ ----------- ---------------
JAPAN -- (Continued)
*   Unitika, Ltd.                          11,400 $    74,951       0.1%
    Urbanet Corp. Co., Ltd.                 4,400      15,096       0.0%
*   Usen-Next Holdings Co., Ltd.            2,500      20,539       0.0%
*   UT Group Co., Ltd.                      4,200     115,432       0.1%
*   Uzabase, Inc.                           1,200      25,363       0.0%
    V Technology Co., Ltd.                    800     208,030       0.1%
    Valor Holdings Co., Ltd.                4,900     136,715       0.1%
    Value HR Co., Ltd.                        500       8,854       0.0%
    ValueCommerce Co., Ltd.                 3,700      56,218       0.0%
    Vector, Inc.                            5,100      98,377       0.1%
    VeriServe Corp.                           400      11,427       0.0%
#*  VIA Holdings, Inc.                      3,800      23,968       0.0%
*   Vision, Inc.                            1,400      40,502       0.0%
#   Vitec Holdings Co., Ltd.                  700      16,438       0.0%
    Voyage Group, Inc.                      1,700      18,181       0.0%
    VT Holdings Co., Ltd.                  16,600      75,523       0.1%
    Wacom Co., Ltd.                        16,100      81,341       0.1%
    Warabeya Nichiyo Holdings Co., Ltd.     1,700      43,161       0.0%
    Watahan & Co., Ltd.                     1,000      35,298       0.0%
    WATAMI Co., Ltd.                        3,300      44,768       0.0%
    WDB Holdings Co., Ltd.                  1,600      50,527       0.0%
    Weathernews, Inc.                       1,500      47,359       0.0%
    West Holdings Corp.                     1,300       9,531       0.0%
    Will Group, Inc.                        2,700      32,768       0.0%
    WIN-Partners Co., Ltd.                  2,200      29,464       0.0%
    WirelessGate, Inc.                      1,300      17,019       0.0%
    Workman Co., Ltd.                       1,100      43,737       0.0%
    World Holdings Co., Ltd.                1,300      47,047       0.0%
    Wowow, Inc.                             1,300      40,838       0.0%
#   YA-MAN, Ltd.                            5,400     117,468       0.1%
    Yakuodo Co., Ltd.                       2,100      72,701       0.1%
    YAMABIKO Corp.                          5,300      75,704       0.1%
    YAMADA Consulting Group Co., Ltd.       2,000      56,510       0.0%
#   Yamaichi Electronics Co., Ltd.          4,400      78,799       0.1%
#   Yamashin-Filter Corp.                   5,700      62,213       0.0%
    Yamazen Corp.                           8,800      88,944       0.1%
    Yaoko Co., Ltd.                         3,300     183,020       0.1%
#   Yasunaga Corp.                            900      19,268       0.0%
    Yokowo Co., Ltd.                        3,100      65,141       0.0%
    Yomiuri Land Co., Ltd.                    700      30,431       0.0%
    Yoshinoya Holdings Co., Ltd.            2,300      42,698       0.0%
    Yossix Co., Ltd.                          600      18,051       0.0%
    Yuasa Trading Co., Ltd.                 1,799      57,502       0.0%
#   Yume No Machi Souzou Iinkai Co., Ltd.   3,600      62,326       0.0%
    Yumeshin Holdings Co., Ltd.             8,000      86,244       0.1%
    Zenrin Co., Ltd.                        6,450     129,777       0.1%
*   ZIGExN Co., Ltd.                        7,200      57,503       0.0%
                                                  -----------      ----
TOTAL JAPAN                                        51,546,834      26.9%
                                                  -----------      ----

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                              PERCENTAGE
                                          SHARES  VALUE++   OF NET ASSETS**
                                          ------ ---------- ---------------
NETHERLANDS -- (2.6%)
     Aalberts Industries NV               20,954 $1,031,710       0.5%
     AMG Advanced Metallurgical Group NV   6,581    307,504       0.2%
     Amsterdam Commodities NV              3,527     94,158       0.1%
*##  Basic-Fit NV                          4,369    131,281       0.1%
#    BE Semiconductor Industries NV        8,408    581,104       0.3%
#    Beter Bed Holding NV                  4,712     47,336       0.0%
     Corbion NV                           14,030    449,177       0.2%
###  Flow Traders                          5,713    221,482       0.1%
     ForFarmers NV                         1,772     24,859       0.0%
##   GrandVision NV                        8,073    198,480       0.1%
     IMCD NV                               1,515     93,223       0.1%
     Kendrion NV                           2,944    118,821       0.1%
#    Koninklijke Vopak NV                  6,727    331,743       0.2%
     Nederland Apparatenfabriek            1,191     72,437       0.0%
*    OCI NV                                  889     21,097       0.0%
##   Philips Lighting NV                   6,540    198,893       0.1%
     PostNL NV                            67,037    260,235       0.1%
#    SIF Holding NV                        1,256     28,346       0.0%
     Sligro Food Group NV                  4,705    243,708       0.1%
     TKH Group NV                          8,056    509,249       0.3%
     Wessanen                             16,416    331,206       0.2%
                                                 ----------       ---
TOTAL NETHERLANDS                                 5,296,049       2.8%
                                                 ----------       ---
NEW ZEALAND -- (0.5%)
#    CBL Corp., Ltd.                       6,142     13,699       0.0%
     Freightways, Ltd.                    28,653    150,685       0.1%
     Hallenstein Glasson Holdings, Ltd.   11,405     36,621       0.0%
     Mainfreight, Ltd.                    14,035    243,998       0.1%
     NZX, Ltd.                            30,863     23,433       0.0%
     Restaurant Brands New Zealand, Ltd.  17,324     87,370       0.1%
     Scales Corp., Ltd.                   16,360     50,925       0.0%
     Skellerup Holdings, Ltd.              8,921     11,211       0.0%
#*   Synlait Milk, Ltd.                    7,579     53,198       0.0%
#    Tourism Holdings, Ltd.               18,880     80,601       0.1%
     Trade Me Group, Ltd.                 12,087     39,427       0.0%
     Z Energy, Ltd.                       34,696    176,598       0.1%
                                                 ----------       ---
TOTAL NEW ZEALAND                                   967,766       0.5%
                                                 ----------       ---
NORWAY -- (0.6%)
     ABG Sundal Collier Holding ASA       57,048     44,945       0.0%
#    AF Gruppen ASA                        3,576     57,892       0.0%
*    Aker Solutions ASA                    3,924     26,563       0.0%
     AKVA GROUP ASA                        1,278     11,884       0.0%
     Atea ASA                             11,771    174,720       0.1%
     Austevoll Seafood ASA                 4,603     55,398       0.0%
     Borregaard ASA                       14,110    149,589       0.1%
     DATA RESPONS ASA                      5,028     15,616       0.0%
     Ekornes ASA                           4,321     60,099       0.0%
##   Europris ASA                         19,776     68,831       0.0%
     Funcom NV                            12,039     32,775       0.0%
     Grieg Seafood ASA                     8,214     88,041       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
NORWAY -- (Continued)
     Norway Royal Salmon ASA                      1,944 $   45,953       0.0%
     Protector Forsikring ASA                     7,924     74,127       0.1%
###  Scatec Solar ASA                            13,925     86,391       0.1%
#    Veidekke ASA                                12,534    152,237       0.1%
##   XXL ASA                                     13,110    113,888       0.1%
                                                        ----------       ---
TOTAL NORWAY                                             1,258,949       0.7%
                                                        ----------       ---
PORTUGAL -- (0.3%)
     Altri SGPS SA                               14,257    103,075       0.1%
     CTT-Correios de Portugal SA                 29,047    107,114       0.1%
     Mota-Engil SGPS SA                          23,111    100,129       0.0%
     NOS SGPS SA                                 51,422    305,660       0.1%
     Semapa-Sociedade de Investimento e Gestao    1,144     25,581       0.0%
                                                        ----------       ---
TOTAL PORTUGAL                                             641,559       0.3%
                                                        ----------       ---
SINGAPORE -- (0.8%)
     AEM Holdings, Ltd.                          11,300     51,041       0.0%
     Best World International, Ltd.              63,500     71,276       0.0%
     Boustead Singapore, Ltd.                    31,700     19,266       0.0%
     Breadtalk Group, Ltd.                       10,600     15,690       0.0%
     China Sunsine Chemical Holdings, Ltd.       14,400     16,172       0.0%
     CITIC Envirotech, Ltd.                     118,300     63,608       0.0%
     Delfi, Ltd.                                 46,100     50,094       0.0%
#    First Resources, Ltd.                       80,900    102,870       0.1%
     Food Empire Holdings, Ltd.                  19,800      9,675       0.0%
     Geo Energy Resources, Ltd.                  83,500     13,742       0.0%
     Golden Energy & Resources, Ltd.             34,200      9,387       0.0%
     GSH Corp., Ltd.                             47,600     17,051       0.0%
     Health Management International, Ltd.       52,961     26,098       0.0%
     Hi-P International, Ltd.                    22,800     28,139       0.0%
     iFAST Corp., Ltd.                           10,000      6,871       0.0%
     Japfa, Ltd.                                 27,800      9,999       0.0%
     M1, Ltd.                                    64,100     87,306       0.1%
     Mandarin Oriental International, Ltd.       37,300     89,171       0.1%
*    mm2 Asia, Ltd.                              71,500     26,530       0.0%
     Oxley Holdings, Ltd.                       120,420     43,787       0.0%
#    Q&M Dental Group Singapore, Ltd.            40,500     18,414       0.0%
     QAF, Ltd.                                   27,800     21,739       0.0%
#    Raffles Medical Group, Ltd.                149,464    129,208       0.1%
     Riverstone Holdings, Ltd.                   29,200     23,079       0.0%
     Sheng Siong Group, Ltd.                     98,400     75,549       0.1%
     SIA Engineering Co., Ltd.                   40,600     99,350       0.1%
     Sinarmas Land, Ltd.                         22,300      6,110       0.0%
     Singapore Post, Ltd.                       269,700    271,565       0.2%
     StarHub, Ltd.                               85,300    145,515       0.1%
     UMS Holdings, Ltd.                          77,250     61,943       0.0%
     United Overseas Insurance, Ltd.              1,900     10,505       0.0%
     Valuetronics Holdings, Ltd.                 45,430     26,642       0.0%
                                                        ----------       ---
TOTAL SINGAPORE                                          1,647,392       0.9%
                                                        ----------       ---

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                      SHARES   VALUE++   OF NET ASSETS**
                                                      ------- ---------- ---------------
SPAIN -- (2.3%)
*   Amper SA                                           45,588 $   12,990       0.0%
#   Atresmedia Corp. de Medios de Comunicacion SA      11,393    106,707       0.1%
    Bolsas y Mercados Espanoles SHMSF SA               16,093    564,035       0.3%
##  Cellnex Telecom SA                                 31,687    849,821       0.4%
    Cia de Distribucion Integral Logista Holdings SA    6,404    144,022       0.1%
    Cie Automotive SA                                  12,620    471,759       0.2%
    Distribuidora Internacional de Alimentacion SA    131,375    608,818       0.3%
*   Fomento de Construcciones y Contratas SA            9,933    128,008       0.1%
*   Grupo Empresarial San Jose SA                       5,264     24,313       0.0%
*   Grupo Ezentis SA                                   54,049     47,603       0.0%
*   Indra Sistemas SA                                  25,407    351,098       0.2%
#   Mediaset Espana Comunicacion SA                    32,244    308,580       0.2%
    Papeles y Cartones de Europa SA                     7,004    135,528       0.1%
    Prosegur Cia de Seguridad SA                       41,916    316,851       0.2%
#*  Solaria Energia y Medio Ambiente SA                 7,420     30,734       0.0%
    Tecnicas Reunidas SA                                  728     23,465       0.0%
    Vidrala SA                                          2,584    270,997       0.1%
    Zardoya Otis SA                                    38,409    392,026       0.2%
                                                              ----------       ---
TOTAL SPAIN                                                    4,787,355       2.5%
                                                              ----------       ---
SWEDEN -- (2.5%)
    AddTech AB Class B                                  8,569    177,945       0.1%
#   Avanza Bank Holding AB                              3,809    179,053       0.1%
    Beijer Alma AB                                      2,864     82,234       0.0%
    Bilia AB Class A                                   10,407     85,802       0.0%
    BioGaia AB Class B                                  2,897    139,106       0.1%
    Clas Ohlson AB Class B                              3,306     36,162       0.0%
    Com Hem Holding AB                                 24,085    417,139       0.2%
    Concentric AB                                       7,495    122,370       0.1%
#   eWork Group AB                                      2,192     22,065       0.0%
#   Fagerhult AB                                        5,427     55,377       0.0%
    Fenix Outdoor International AG                        744     89,790       0.1%
    HMS Networks AB                                     3,530     58,963       0.0%
#   Indutrade AB                                       12,715    299,869       0.2%
    ITAB Shop Concept AB Class B                        2,620     11,793       0.0%
    Kindred Group P.L.C.                               37,473    483,273       0.3%
    Lagercrantz Group AB Class B                        9,494     89,156       0.0%
    Loomis AB Class B                                   8,046    293,010       0.2%
    Modern Times Group MTG AB Class B                   8,444    331,873       0.2%
#   Mycronic AB                                        13,519    155,219       0.1%
    NCC AB Class B                                     12,996    239,385       0.1%
#   NetEnt AB                                          26,816    152,964       0.1%
    Nobia AB                                           17,348    136,472       0.1%
##  Nobina AB                                          12,255     80,424       0.0%
    Nolato AB Class B                                   4,003    300,585       0.2%
    OEM International AB Class B                        2,269     47,844       0.0%
    Oriflame Holding AG                                 6,626    313,987       0.2%
    Proact IT Group AB                                  1,363     25,605       0.0%
#*  RaySearch Laboratories AB                           4,094     61,021       0.0%
    Scandi Standard AB                                  5,437     37,279       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            PERCENTAGE
                                        SHARES  VALUE++   OF NET ASSETS**
                                        ------ ---------- ---------------
SWEDEN -- (Continued)
    Sectra AB Class B                    3,189 $   70,396       0.0%
    SkiStar AB                           3,352     69,117       0.0%
##  Thule Group AB                      14,587    337,129       0.2%
#   Troax Group AB                       1,935     59,692       0.0%
#   Vitrolife AB                         1,841    134,771       0.1%
                                               ----------       ---
TOTAL SWEDEN                                    5,196,870       2.7%
                                               ----------       ---
SWITZERLAND -- (3.8%)
    APG SGA SA                             229     93,999       0.0%
    Ascom Holding AG                     5,287    105,782       0.1%
#   Autoneum Holding AG                    470    123,070       0.1%
    Belimo Holding AG                       72    297,297       0.2%
    Bobst Group SA                       1,366    145,736       0.1%
    Bossard Holding AG Class A           1,042    213,534       0.1%
    Bucher Industries AG                   992    363,552       0.2%
#   Burckhardt Compression Holding AG      514    166,790       0.1%
#   Burkhalter Holding AG                  526     49,447       0.0%
    Cembra Money Bank AG                 4,358    369,398       0.2%
    Cicor Technologies, Ltd.               321     19,096       0.0%
    Coltene Holding AG                     469     43,658       0.0%
    Daetwyler Holding AG                 1,054    201,043       0.1%
    DKSH Holding AG                      4,359    349,594       0.2%
    dormakaba Holding AG                   513    396,811       0.2%
    Emmi AG                                296    238,773       0.1%
    Feintool International Holding AG      104     11,860       0.0%
    Georg Fischer AG                       604    750,806       0.4%
#   Gurit Holding AG                        63     53,492       0.0%
    Inficon Holding AG                     308    184,411       0.1%
    Interroll Holding AG                   111    183,894       0.1%
    Kardex AG                            1,031    144,857       0.1%
    Komax Holding AG                       590    162,176       0.1%
    LEM Holding SA                          97    153,174       0.1%
    Logitech International SA           23,464    866,834       0.4%
    Mobilezone Holding AG                3,857     45,629       0.0%
#   Panalpina Welttransport Holding AG   1,729    218,839       0.1%
    Schaffner Holding AG                    73     21,797       0.0%
    SFS Group AG                         1,476    165,956       0.1%
##  Sunrise Communications Group AG      4,743    371,782       0.2%
    Swissquote Group Holding SA          1,465     82,710       0.0%
    Temenos Group AG                     1,499    188,616       0.1%
#   u-blox Holding AG                    1,117    204,100       0.1%
##  VAT Group AG                         4,414    650,983       0.3%
    VZ Holding AG                          456    128,117       0.1%
#   Ypsomed Holding AG                     686    104,081       0.1%
                                               ----------       ---
TOTAL SWITZERLAND                               7,871,694       4.1%
                                               ----------       ---
UNITED KINGDOM -- (15.4%)
    4imprint Group P.L.C.                4,463    105,631       0.1%
    888 Holdings P.L.C.                 53,996    204,180       0.1%
    A.G. Barr P.L.C.                    16,744    160,840       0.1%
    Air Partner P.L.C.                   7,145     10,092       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                PERCENTAGE
                                             SHARES  VALUE++  OF NET ASSETS**
                                             ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Arrow Global Group P.L.C.                 30,207 $153,601       0.1%
    Ashmore Group P.L.C.                      54,529  308,057       0.2%
    AVEVA Group P.L.C.                        10,575  312,194       0.2%
    Avon Rubber P.L.C.                         5,537  102,478       0.1%
    B&M European Value Retail SA             103,719  577,988       0.3%
    Bodycote P.L.C.                           28,536  351,332       0.2%
    Brewin Dolphin Holdings P.L.C.            49,506  245,933       0.1%
    Britvic P.L.C.                            46,328  457,926       0.2%
    Capita P.L.C.                             81,598  214,601       0.1%
    Card Factory P.L.C.                       46,435  147,718       0.1%
    Charles Taylor P.L.C.                      3,058   11,044       0.0%
    Cineworld Group P.L.C.                    98,780  352,645       0.2%
    City of London Investment Group P.L.C.     3,921   23,660       0.0%
    Clipper Logistics P.L.C.                   8,596   53,270       0.0%
##  CMC Markets P.L.C.                        17,192   44,847       0.0%
*   Cobham P.L.C.                            311,071  491,298       0.2%
    Computacenter P.L.C.                       9,843  170,935       0.1%
    Connect Group P.L.C.                      39,116   32,507       0.0%
    Costain Group P.L.C.                      17,549  111,430       0.1%
    Cranswick P.L.C.                           8,329  332,456       0.2%
    Dairy Crest Group P.L.C.                  23,307  173,886       0.1%
    Devro P.L.C.                              30,173   88,056       0.0%
    Dignity P.L.C.                             8,832  132,483       0.1%
    Diploma P.L.C.                            21,044  347,217       0.2%
    Domino's Pizza Group P.L.C.               83,629  416,850       0.2%
    Dunelm Group P.L.C.                       16,551  128,395       0.1%
    Electrocomponents P.L.C.                  78,413  655,527       0.3%
    esure Group P.L.C.                        53,674  166,185       0.1%
    Euromoney Institutional Investor P.L.C.    6,015  108,701       0.1%
    Evraz P.L.C.                              59,708  375,717       0.2%
    FDM Group Holdings P.L.C.                 17,714  248,120       0.1%
    Ferrexpo P.L.C.                           45,352  146,836       0.1%
    Fidessa Group P.L.C.                       6,454  348,661       0.2%
##  Forterra P.L.C.                           39,179  169,993       0.1%
    Games Workshop Group P.L.C.                5,955  198,591       0.1%
    Go-Ahead Group P.L.C.                      7,576  201,447       0.1%
    Gocompare.Com Group P.L.C.                11,694   18,060       0.0%
    Greggs P.L.C.                             18,456  308,531       0.2%
    Halma P.L.C.                               8,362  140,306       0.1%
##  Hastings Group Holdings P.L.C.            38,794  147,048       0.1%
    Hays P.L.C.                              235,979  581,527       0.3%
    Headlam Group P.L.C.                       1,604    9,863       0.0%
    Hill & Smith Holdings P.L.C.              13,954  254,647       0.1%
    Hilton Food Group P.L.C.                  12,657  154,250       0.1%
    Hollywood Bowl Group P.L.C.               12,280   35,812       0.0%
    HomeServe P.L.C.                          51,352  521,942       0.3%
    Howden Joinery Group P.L.C.              110,741  724,795       0.4%
##  Ibstock P.L.C.                            57,022  233,126       0.1%
    IG Group Holdings P.L.C.                  59,725  681,969       0.3%
    IMI P.L.C.                                47,996  719,365       0.4%
    Inchcape P.L.C.                           40,886  408,466       0.2%
    Inmarsat P.L.C.                           67,643  349,462       0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                            SHARES  VALUE++  OF NET ASSETS**
                                            ------- -------- ---------------
UNITED KINGDOM -- (Continued)
##  Integrated Diagnostics Holdings P.L.C.    4,075 $ 19,218       0.0%
    Intermediate Capital Group P.L.C.         6,731  100,292       0.1%
    ITE Group P.L.C.                         49,057  103,036       0.1%
    IWG P.L.C.                              107,506  365,182       0.2%
    J D Wetherspoon P.L.C.                   14,997  239,506       0.1%
    James Fisher & Sons P.L.C.                9,072  208,464       0.1%
    Jardine Lloyd Thompson Group P.L.C.      23,397  393,782       0.2%
    JD Sports Fashion P.L.C.                 77,448  415,456       0.2%
    John Menzies P.L.C.                      15,128  132,193       0.1%
    Jupiter Fund Management P.L.C.           71,799  449,006       0.2%
    Kainos Group P.L.C.                       7,557   37,687       0.0%
*   KAZ Minerals P.L.C.                      41,405  523,151       0.3%
    KCOM Group P.L.C.                       104,431  144,854       0.1%
    LSL Property Services P.L.C.              5,691   19,396       0.0%
    Marshalls P.L.C.                         32,570  191,320       0.1%
    McBride P.L.C.(0574635)                  39,875   82,763       0.0%
    McBride P.L.C.(BFX1KB5)                 598,125      823       0.0%
    Mitie Group P.L.C.                       41,880  105,526       0.1%
    Moneysupermarket.com Group P.L.C.        93,567  385,397       0.2%
    Morgan Advanced Materials P.L.C.         57,923  273,754       0.1%
    Motorpoint group P.L.C.                   6,807   24,183       0.0%
    NEX Group P.L.C.                         43,589  591,505       0.3%
    Norcros P.L.C.                            4,164   10,813       0.0%
*   Ocado Group P.L.C.                       92,896  686,659       0.3%
##  On the Beach Group P.L.C.                18,606  156,233       0.1%
    OneSavings Bank P.L.C.                    4,812   26,153       0.0%
    Oxford Instruments P.L.C.                 9,918  124,322       0.1%
    Pagegroup P.L.C.                         61,044  450,541       0.2%
    PayPoint P.L.C.                          12,135  142,883       0.1%
    Petrofac, Ltd.                           20,226  167,849       0.1%
    Photo-Me International P.L.C.            52,389  114,874       0.1%
    Playtech P.L.C.                          38,118  425,172       0.2%
    Polypipe Group P.L.C.                    26,789  140,796       0.1%
    QinetiQ Group P.L.C.                     85,986  271,823       0.1%
    Rank Group P.L.C.                        16,061   38,685       0.0%
    Rathbone Brothers P.L.C.                  2,330   75,063       0.0%
    Renishaw P.L.C.                           6,415  415,286       0.2%
#*  Rhi Magnesita NV                          2,031  121,354       0.1%
    Ricardo P.L.C.                            9,584  125,092       0.1%
    Rightmove P.L.C.                         14,456  906,597       0.5%
    RM P.L.C.                                 4,000   11,409       0.0%
    Robert Walters P.L.C.                    10,857  107,435       0.1%
    Rotork P.L.C.                           152,188  686,340       0.3%
    Savills P.L.C.                           24,283  327,151       0.2%
    Softcat P.L.C.                           18,373  172,584       0.1%
    Spirax-Sarco Engineering P.L.C.          11,041  875,197       0.4%
    Spirent Communications P.L.C.             9,804   16,093       0.0%
    SSP Group P.L.C.                         79,603  712,328       0.4%
    Stagecoach Group P.L.C.                  66,897  142,873       0.1%
    Sthree P.L.C.                            18,516   82,444       0.0%
    Superdry P.L.C.                           8,862  183,084       0.1%
    Synthomer P.L.C.                         49,354  335,012       0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
           TalkTalk Telecom Group P.L.C.             83,939 $    148,061        0.1%
           Tarsus Group P.L.C.                       12,678       50,973        0.0%
           Tate & Lyle P.L.C.                        54,344      429,198        0.2%
           Ted Baker P.L.C.                           5,362      196,445        0.1%
           Telecom Plus P.L.C.                       10,722      158,755        0.1%
           Tesco P.L.C.                             245,380      794,769        0.4%
           Thomas Cook Group P.L.C.                 282,306      479,463        0.2%
           Topps Tiles P.L.C.                        21,718       20,766        0.0%
           Ultra Electronics Holdings P.L.C.         12,463      241,210        0.1%
           Victrex P.L.C.                            15,084      543,108        0.3%
           Vitec Group P.L.C. (The)                   5,647       92,536        0.0%
           Vp P.L.C.                                    816       10,029        0.0%
           WH Smith P.L.C.                           19,030      510,065        0.3%
           William Hill P.L.C.                      113,237      455,458        0.2%
           Wilmington P.L.C.                          4,671       15,931        0.0%
*##        Wizz Air Holdings P.L.C.                   2,564      112,587        0.1%
           XP Power, Ltd.                             3,182      152,951        0.1%
##         ZPG P.L.C.                                49,624      244,644        0.1%
                                                            ------------      -----
TOTAL UNITED KINGDOM                                          31,688,085       16.6%
                                                            ------------      -----
TOTAL COMMON STOCKS                                          188,912,400       98.7%
                                                            ------------      -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
           Fuchs Petrolub SE                          6,951      373,234        0.2%
           Jungheinrich AG                            7,875      332,105        0.2%
           Sartorius AG                               2,150      330,242        0.2%
           Sixt SE                                    2,978      243,352        0.1%
           Villeroy & Boch AG                         1,484       33,141        0.0%
                                                            ------------      -----
TOTAL GERMANY                                                  1,312,074        0.7%
                                                            ------------      -----
TOTAL PREFERRED STOCKS                                         1,312,074        0.7%
                                                            ------------      -----
TOTAL INVESTMENT SECURITIES                                  190,224,474
                                                            ------------

                                                              VALUE+
                                                            ------------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@       DFA Short Term Investment Fund         1,403,279   16,235,937        8.5%
                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $171,748,024)            $206,460,411      107.9%
                                                            ============      =====

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               ----------- ------------ ------- ------------
Common Stocks
   Australia                            -- $ 12,865,035   --    $ 12,865,035
   Austria                              --    1,807,989   --       1,807,989
   Belgium                     $   646,383    2,518,819   --       3,165,202
   Canada                       14,724,032           --   --      14,724,032
   China                                --       23,148   --          23,148
   Denmark                              --    4,582,671   --       4,582,671
   Finland                              --    4,636,055   --       4,636,055
   France                               --    8,689,802   --       8,689,802
   Germany                              --   11,420,244   --      11,420,244
   Hong Kong                            --    5,360,726   --       5,360,726
   Ireland                              --      757,730   --         757,730
   Israel                               --    1,217,109   --       1,217,109
   Italy                                --    8,760,104   --       8,760,104
   Japan                                --   51,546,834   --      51,546,834
   Netherlands                          --    5,296,049   --       5,296,049
   New Zealand                          --      967,766   --         967,766
   Norway                           60,275    1,198,674   --       1,258,949
   Portugal                             --      641,559   --         641,559
   Singapore                        17,051    1,630,341   --       1,647,392
   Spain                                --    4,787,355   --       4,787,355
   Sweden                               --    5,196,870   --       5,196,870
   Switzerland                          --    7,871,694   --       7,871,694
   United Kingdom                      823   31,687,262   --      31,688,085
Preferred Stocks
   Germany                              --    1,312,074   --       1,312,074
Securities Lending Collateral           --   16,235,937   --      16,235,937
                               ----------- ------------   --    ------------
TOTAL                          $15,448,564 $191,011,847   --    $206,460,411
                               =========== ============   ==    ============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13. EXHIBITS.

   (a)(1)This item is not applicable.

   (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3)This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David P. Butler
     --------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: July 5, 2018

By:  /s/ Gerard K. O'Reilly
     --------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     --------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: July 5, 2018

By:  /s/ Gerard K. O'Reilly
     --------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: July 5, 2018

By:  /s/ Gregory K. Hinkle
     --------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: July 5, 2018